UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

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December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

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ANNUAL REPORT

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of October 31, 2020. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
#	Total or Partial Securities on Loan.
«	Security pledged as collateral for Futures Contracts.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
u	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Enhanced U.S. Large Company Portfolio vs.

S&P 500® Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P DowJones Indices LLC, a division of S&P Global. All rights reserved.

U.S. Large Cap Equity Portfolio vs.

Russell 1000® Index

June 25, 2013-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russel Company is the source and owner of the trademarks, service marks, and copyrights related to the Russel Indexes.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Portfolio vs.

Russell 1000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russel Company is the source and owner of the trademarks, service marks, and copyrights related to the Russel Indexes.

U.S. Targeted Value Portfolio — Institutional Class vs.

Russell 2000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Targeted Value Portfolio — Class R1 vs.

Russell 2000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Targeted Value Portfolio — Class R2 vs.

Russell 2000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Value Portfolio vs.

Russell 2000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Core Equity 1 Portfolio vs.

Russell 3000® Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Vector Equity Portfolio vs.

Russell 3000® Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Micro Cap Portfolio vs.

Russell 2000® Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. High Relative Profitability Portfolio vs.

Russell 1000® Index

May 16, 2017-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

DFA Real Estate Securities Portfolio vs.

S&P 500® Index, Dow Jones U.S. Select REIT Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

© 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

9

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15% . As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500® Index. This strategy uses S&P 500® Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2020, 100% the equity exposure consisted of S&P 500® Index futures contracts. The behavior of S&P 500® Index futures contracts is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2020, total returns were 9.55% for the Portfolio and 9.71% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio’s underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was less than the financing cost of the S&P 500® Index futures contracts that the Portfolio purchased throughout the year. The financing cost for the S&P 500® Index futures contracts generally increased over the period while fixed income returns were generally limited due to low interest rates.

U.S. Large Cap Equity Portfolio

The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 620 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

10

For the 12 months ended October 31, 2020, total returns were 9.52% for the Portfolio and 10.87% for the Russell 1000® Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. The Portfolio’s greater exposure to stocks with smaller market capitalizations within the large cap universe also detracted from relative performance, as these stocks underperformed their larger counterparts for the period. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in the U.S.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2020, the Master Fund held approximately 340 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -11.56% for the Portfolio and -7.57% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Master Fund’s greater emphasis on value stocks had a negative impact on performance relative to the benchmark. Conversely, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in the U.S.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,390 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -13.34% for the Portfolio’s Class R1 shares, -13.42% for the Portfolio’s Class R2 shares, -13.27% for the Portfolio’s Institutional Class shares, and -13.92% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s exclusions of real estate investment trusts (REITs) and highly regulated utilities contributed positively to performance relative to the benchmark, as REITs and utilities generally underperformed in the U.S. Conversely, with low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from relative performance.

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 970 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

11

For the 12 months ended October 31, 2020, total returns were -14.11% for the Portfolio and -13.92% for the Russell 2000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusions of real estate investment trusts (REITs) and highly regulated utilities had a positive impact on relative performance, as REITs and utilities generally underperformed in the U.S.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 2,590 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 5.55% for the Portfolio and 10.15% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. The Portfolio’s greater emphasis on small-cap stocks also detracted from relative performance, as small-caps underperformed large-caps for the period. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 2,630 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 4.37% for the Portfolio and 10.15% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. The Portfolio’s greater emphasis on small-cap stocks also detracted from relative performance, as small-caps underperformed large-caps for the period. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio’s increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 2,380 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

12

For the 12 months ended October 31, 2020, total returns were -6.12% for the Portfolio and 10.15% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. The Portfolio’s greater emphasis on small-cap stocks also detracted from relative performance, as small-caps underperformed large-caps for the period.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,980 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -5.08% for the Portfolio and -0.14% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,650 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -9.87% for the Portfolio and -0.14% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price had a negative impact on performance relative to the benchmark, as those stocks outperformed. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in the U.S.

U.S. High Relative Profitability Portfolio

The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2020, the Portfolio held approximately 250 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 9.90% for the Portfolio and 10.87% for the Russell 1000® Index, the Portfolio’s benchmark. Within the highest profitability stocks, the Portfolio’s greater emphasis on low relative price (value) stocks detracted from performance relative to

13

the benchmark. The Portfolio’s greater emphasis on stocks with smaller market capitalizations within the large cap universe also detracted from relative performance, as these stocks underperformed their larger counterparts for the period.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2020, the Portfolio held approximately 160 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -16.27% for the Portfolio, 9.71% for the S&P 500® Index, and -25.14% for the Dow Jones U.S. Select REIT IndexSM, the Portfolio’s benchmarks. Differences in REIT eligibility between the Portfolio and the benchmark contributed positively to the Portfolio’s performance relative to the benchmark, most notably among tower and data center REITs. The Portfolio includes tower REITs, which are excluded by the benchmark, as well as data center REITs, which are held by the benchmark at a lower weight, and these securities generally outperformed.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,145.90	0.15%	$0.81
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76

U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,151.90	0.16%	$0.87
Hypothetical 5% Annual Return	$1,000.00	$1,024.33	0.16%	$0.81

15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,069.40	0.27%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.27%	$1.37

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,151.00	0.47%	$2.54
Class R2 Shares	$1,000.00	$1,150.50	0.62%	$3.35
Institutional Class Shares	$1,000.00	$1,151.70	0.37%	$2.00
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.77	0.47%	$2.39
Class R2 Shares	$1,000.00	$1,022.02	0.62%	$3.15
Institutional Class Shares	$1,000.00	$1,023.28	0.37%	$1.88

U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,134.50	0.52%	$2.79
Hypothetical 5% Annual Return	$1,000.00	$1,022.52	0.52%	$2.64

U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,148.20	0.18%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.18%	$0.92

U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,151.30	0.21%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07

U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,139.10	0.32%	$1.72
Hypothetical 5% Annual Return	$1,000.00	$1,023.53	0.32%	$1.63

U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,164.30	0.36%	$1.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.33	0.36%	$1.83

U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$1,142.20	0.52%	$2.80
Hypothetical 5% Annual Return	$1,000.00	$1,022.52	0.52%	$2.64

U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,116.60	0.25%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,011.30	0.18%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,024.23	0.18%	$0.92

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	38.3%
Government	28.0%
Foreign Corporate	28.5%
Foreign Government	5.2%

100.0%

18

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	11.4%
Consumer Discretionary	12.0%
Consumer Staples	7.1%
Energy	2.0%
Financials	10.2%
Health Care	14.2%
Industrials	11.1%
Information Technology	25.7%
Materials	3.7%
Real Estate	0.1%
Utilities	2.5%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	8.8%
Consumer Discretionary	13.2%
Consumer Staples	6.6%
Energy	2.1%
Financials	12.3%
Health Care	12.8%
Industrials	12.3%
Information Technology	24.8%
Materials	4.1%
Real Estate	0.2%
Utilities	2.8%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	16.3%
Consumer Staples	4.9%
Energy	2.3%
Financials	19.5%
Health Care	10.5%
Industrials	21.0%
Information Technology	13.6%
Materials	5.5%
Real Estate	0.6%
Utilities	3.3%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.9%
Consumer Discretionary	15.4%
Consumer Staples	4.7%
Energy	5.2%
Financials	25.6%
Health Care	4.7%
Industrials	22.3%
Information Technology	9.2%
Materials	9.2%
Real Estate	0.6%
Utilities	0.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	7.8%
Consumer Discretionary	12.7%
Consumer Staples	6.1%
Energy	2.0%
Financials	13.4%
Health Care	13.0%
Industrials	14.0%
Information Technology	24.2%
Materials	4.5%
Real Estate	0.3%
Utilities	2.0%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.3%
Consumer Discretionary	14.3%
Consumer Staples	4.2%
Energy	3.2%
Financials	21.7%
Health Care	11.6%
Industrials	20.5%
Information Technology	13.6%
Materials	5.8%
Real Estate	1.0%
Utilities	1.8%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.8%
Consumer Discretionary	16.8%
Consumer Staples	5.2%
Energy	5.8%
Financials	27.8%
Health Care	3.9%
Industrials	21.5%
Information Technology	7.9%
Materials	7.3%
Real Estate	0.4%
Utilities	0.6%

100.0%

U.S. Vector Equity Portfolio
Communication Services	7.1%
Consumer Discretionary	12.9%
Consumer Staples	4.8%
Energy	3.5%
Financials	21.0%
Health Care	10.8%
Industrials	18.6%
Information Technology	12.9%
Materials	6.6%
Real Estate	0.5%
Utilities	1.3%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	4.9%
Consumer Discretionary	16.7%
Consumer Staples	11.0%
Energy	0.4%
Financials	2.6%
Health Care	14.5%
Industrials	13.1%
Information Technology	34.8%
Materials	1.9%
Utilities	0.1%

100.0%

19

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

			Face Amount^	Value†
			(000)
BONDS — (66.9%)
AUSTRALIA — (0.7%)
Macquarie Group, Ltd.
Ω	6.250%, 01/14/21		400	$404,604
National Australia Bank, Ltd.
	2.500%, 01/12/21		2,500	2,509,800

TOTAL AUSTRALIA				2,914,404

CANADA — (11.9%)
Bank of Montreal Floating Rate Note
Bank of Montreal Floating Rate Note
(r)	0.007%, 09/28/21	EUR	406	474,726
(r)	0.012%, 03/14/22	EUR	2,000	2,340,131
Bank of Montreal
	0.250%, 11/17/21	EUR	2,494	2,925,069
Bank of Nova Scotia (The) Floating Rate Note
(r)	0.658%, 04/20/21		908	909,661
Canada Housing Trust No 1 Floating Rate Note
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.665%, 03/15/22	CAD	5,000	3,773,512
(r)Ω	0.605%, 09/15/22	CAD	7,500	5,662,576
(r)Ω	0.505%, 03/15/23	CAD	5,000	3,770,285
National Bank of Canada
	2.100%, 02/01/23		1,000	1,033,675
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	2,500	3,253,628
Province of Ontario Canada Floating Rate Note
(r)	0.655%, 06/27/22	CAD	16,500	12,460,763
Royal Bank of Canada Floating Rate Note
(r)	0.604%, 04/30/21		357	357,628
Royal Bank of Canada
	1.583%, 09/13/21	CAD	12,500	9,481,442
Suncor Energy, Inc.
	2.800%, 05/15/23		2,000	2,089,856
Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,500	4,091,194

TOTAL CANADA				52,624,146

DENMARK — (0.7%)
Danske Bank A.S.
Danske Bank A.S.
Ω	2.700%, 03/02/22		3,000	3,087,233

			Face Amount^	Value†
			(000)
FRANCE — (1.5%)
BNP Paribas SA
Ω	2.950%, 05/23/22		500	$518,650
BPCE SA
Ω	3.000%, 05/22/22		4,000	4,142,002
Credit Agricole SA
Ω	3.375%, 01/10/22		405	418,137
Sanofi
	0.000%, 03/21/22	EUR	1,000	1,169,921
Total Capital International SA
	2.250%, 12/17/20	GBP	375	486,947

TOTAL FRANCE				6,735,657

GERMANY — (3.2%)
BMW US Capital LLC Floating Rate Note
(r)Ω	0.754%, 08/13/21		1,640	1,643,182
Daimler Finance North America LLC
Ω	3.000%, 02/22/21		500	503,736
Deutsche Bahn Finance GMBH
Deutsche Bahn Finance GMBH
	1.750%, 11/06/20	EUR	3,910	4,553,836
	0.000%, 07/19/21	EUR	400	466,778
Deutsche Bank AG
Deutsche Bank AG
	3.150%, 01/22/21		2,900	2,914,123
	4.250%, 10/14/21		300	308,530
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		500	519,851
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,000	3,105,117

TOTAL GERMANY				14,015,153

JAPAN — (5.6%)
American Honda Finance Corp. Floating Rate Note
(r)	0.600%, 06/11/21		2,893	2,898,642
Mitsubishi UFJ Financial Group, Inc.
Mitsubishi UFJ Financial Group, Inc.
#	2.950%, 03/01/21		1,300	1,311,382
	2.190%, 09/13/21		500	507,617
	2.998%, 02/22/22		500	516,489

20

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc. Floating Rate Note
(r) 0.865%, 07/26/21		465	$466,895
(r) 1.309%, 09/13/21		500	504,106
Mizuho Financial Group, Inc. Floating Rate Note
(r) 1.389%, 09/13/21		800	807,057
Mizuho Financial Group, Inc.
2.601%, 09/11/22		3,000	3,115,916
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21		139	141,241
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r) 1.922%, 03/09/21		2,500	2,513,537
(r) 1.358%, 10/19/21		381	384,670
Sumitomo Mitsui Financial Group, Inc.
3.102%, 01/17/23		500	527,892
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	3,000	3,563,438
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	4,500	3,398,154
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	1,700	1,982,962
Toyota Motor Credit Corp.
Toyota Motor Credit Corp.
1.000%, 09/10/21	EUR	869	1,022,878
0.750%, 07/21/22	EUR	210	248,645
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	500	585,708

TOTAL JAPAN			24,497,229

NETHERLANDS — (1.1%)
Shell International Finance BV
Shell International Finance BV
1.625%, 03/24/21	EUR	2,000	2,347,306
1.250%, 03/15/22	EUR	2,000	2,380,214

TOTAL NETHERLANDS			4,727,520

			Face Amount^	Value†
			(000)
	NORWAY — (1.3%)
	Equinor ASA
	Equinor ASA
	5.625%, 03/11/21	EUR	4,913	$5,842,429

	SINGAPORE — (0.1%)
	Temasek Financial I, Ltd.
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	500	586,547

	SPAIN — (1.1%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,574,745
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		800	814,322
	Telefonica Emisiones SA
	5.462%, 02/16/21		2,500	2,535,417

	TOTAL SPAIN			4,924,484

	SWITZERLAND — (2.2%)
	Nestle Finance International, Ltd.
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,328,551
	1.750%, 09/12/22	EUR	2,000	2,422,239
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,000	1,177,454
	UBS Group AG
Ω	3.000%, 04/15/21		2,500	2,530,123

	TOTAL SWITZERLAND			9,458,367

	UNITED KINGDOM — (3.2%)
	Barclays P.L.C.
	3.200%, 08/10/21		3,000	3,062,406
	BP Capital Markets P.L.C. Floating Rate Note
(r)	1.107%, 09/16/21		500	502,988
	CNH Industrial Capital LLC
	CNH Industrial Capital LLC
	3.875%, 10/15/21		480	492,686
#	4.375%, 04/05/22		1,540	1,615,446
	HSBC Holdings P.L.C. Floating Rate Note
(r)	1.910%, 05/25/21		2,170	2,188,115
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		1,500	1,575,711
	3.600%, 05/25/23		200	214,870
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		3,300	3,391,311

21

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Vodafone Group P.L.C.
#	2.500%,09/26/22		1,000	$1,035,749

TOTAL UNITED KINGDOM				14,079,282

UNITED STATES — (34.3%)
	AbbVie, Inc.
	2.900%, 11/06/22		2,000	2,094,200
	Aetna, Inc.
	2.750%, 11/15/22		221	229,323
	Air Lease Corp.
	2.250%, 01/15/23		1,610	1,622,329
	Altria Group, Inc.
	Altria Group, Inc.
	4.750%, 05/05/21		635	649,520
	2.850%, 08/09/22		2,000	2,082,214
	American Express Co.
	2.500%, 08/01/22		2,231	2,308,662
	Anthem, Inc.
	2.500%, 11/21/20		3,048	3,051,352
	Aon Corp.
	2.200%, 11/15/22		3,000	3,105,720
	Apple, Inc.
	1.000%, 11/10/22	EUR	4,000	4,785,510
	Bank of America Corp.
	3.300%, 01/11/23		3,000	3,181,170
	BMW US Capital LLC
Ω	3.100%, 04/12/21		500	505,915
	Booking Holdings, Inc.
	2.750%, 03/15/23		2,000	2,093,493
	Boston Scientific Corp.
	3.375%, 05/15/22		1,465	1,529,144
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,900	2,978,203
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		200	207,956
Capital One Financial Corp.
	3.200%, 01/30/23		2,000	2,108,365
	Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.528%, 09/07/21		1,115	1,117,228
	Cigna Corp.
#	3.750%, 07/15/23		2,000	2,164,575
	Citigroup, Inc.
	2.700%, 03/30/21		1,300	1,312,909
Citigroup, Inc. Floating Rate Note
(r)	1.404%, 08/02/21		1,600	1,613,013
	Citizens Bank NA
	2.650%, 05/26/22		1,000	1,032,111
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,112,821

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22	2,200	$2,605,738
	Constellation Brands, Inc.
	Constellation Brands, Inc.
	2.700%, 05/09/22	1,550	1,596,983
#	3.200%, 02/15/23	1,500	1,582,172
	Daimler Finance North America LLC
Ω	2.550%, 08/15/22	1,750	1,805,443
	Dollar Tree, Inc.
	3.700%, 05/15/23	2,689	2,883,334
	Dominion Energy Gas Holdings LLC Floating Rate Note
(r)	0.850%, 06/15/21	3,000	3,009,312
	DuPont de Nemours, Inc.
	2.169%, 05/01/23	3,400	3,436,925
	Eastman Chemical Co.
	3.500%, 12/01/21	200	205,973
	eBay, Inc.
	2.750%, 01/30/23	2,400	2,509,029
	EOG Resources, Inc.
	2.625%, 03/15/23	2,000	2,091,202
	FedEx Corp.
	2.625%, 08/01/22	2,500	2,590,230
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	2,000	2,001,320
	General Mills, Inc. Floating Rate Note
(r)	0.770%, 04/16/21	1,325	1,327,160
	General Motors Financial Co., Inc.
	3.550%, 07/08/22	837	869,383
	Global Payments, Inc.
	3.750%, 06/01/23	1,000	1,069,902
	Goldman Sachs Group, Inc. (The)
	Goldman Sachs Group, Inc. (The)
	3.625%, 01/22/23	2,000	2,133,743
	3.200%, 02/23/23	1,500	1,587,228
	Hewlett Packard Enterprise Co. Floating Rate Note
#(r)	0.929%, 03/12/21	2,000	2,003,292
	John Deere Capital Corp. Floating Rate Note
(r)	0.510%, 09/10/21	2,022	2,026,409
	JPMorgan Chase & Co.
	3.250%, 09/23/22	2,243	2,366,454

22

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	KeyCorp
	5.100%, 03/24/21		450	$458,415
	Kinder Morgan Energy Partners L.P.
	3.950%, 09/01/22		707	742,950
	Kroger Co. (The)
#	2.800%, 08/01/22		1,500	1,556,218
	Laboratory Corp. of America Holdings
	3.750%, 08/23/22		3,000	3,151,351
	LyondellBasell Industries NV
	6.000%, 11/15/21		2,500	2,603,266
	Marathon Petroleum Corp.
	Marathon Petroleum Corp.
#	5.125%, 03/01/21		300	304,583
	4.500%, 05/01/23		2,500	2,687,122
	McKesson Corp.
	3.650%, 11/30/20		699	700,779
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	1,999,597
	Micron Technology, Inc.
	2.497%, 04/24/23		1,650	1,716,649
	Morgan Stanley
#	3.125%, 01/23/23		3,100	3,275,999
	Mylan, Inc.
Ω	3.125%, 01/15/23		2,650	2,783,409
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.595%, 06/30/21		3,000	3,007,110
	Newmont Corp.
	3.625%, 06/09/21		2,800	2,838,448
	Northrop Grumman Corp.
	2.550%, 10/15/22		1,600	1,663,675
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		2,000	2,092,004
	Oracle Corp.
	2.500%, 10/15/22		2,500	2,605,330
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.125%, 08/01/23		578	627,294
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	2,000	2,345,768
	Phillips 66
	4.300%, 04/01/22		515	540,958
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,500	1,787,292
	Quest Diagnostics, Inc.
	4.700%, 04/01/21		1,000	1,014,241
	Raytheon Technologies Corp.
	8.750%, 03/01/21		2,000	2,054,688

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Regions Financial Corp.
	2.750%, 08/14/22	916	$951,487
	Ryder System, Inc.
	2.875%, 06/01/22	1,984	2,051,698
	Southwest Airlines Co.
	4.750%, 05/04/23	3,000	3,213,465
	Sysco Corp.
	2.600%, 06/12/22	500	515,650
	Total System Services, Inc.
	4.000%, 06/01/23	1,500	1,620,927
	Tyson Foods, Inc.
	4.500%, 06/15/22	500	527,384
	Valero Energy Corp.
	2.700%, 04/15/23	2,500	2,572,249
	VF Corp.
	2.050%, 04/23/22	3,500	3,581,390
	VMware, Inc.
	2.950%, 08/21/22	2,764	2,869,549
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21	2,500	2,562,712
	Waste Management, Inc.
	2.400%, 05/15/23	900	938,536
	Wells Fargo & Co. Floating Rate Note
	Wells Fargo & Co. Floating Rate Note
(r)	1.591%, 03/04/21	696	699,110
(r)	1.240%, 07/26/21	2,272	2,286,700
	Williams Cos., Inc. (The)
	3.700%, 01/15/23	3,000	3,159,513
	Zoetis, Inc. Floating Rate Note
(r)	0.693%, 08/20/21	331	331,802

TOTAL UNITED STATES			151,026,283

	TOTAL BONDS		294,518,734

U.S. TREASURY OBLIGATIONS — (25.9%)
	U.S. Treasury Bills
	0.109%, 11/12/20	10,000	9,999,792
	0.097%, 01/05/21	17,000	16,997,280
	U.S. Treasury Notes
#(r)	0.239%, 04/30/21	32,000	32,021,438
(r)«	0.254%, 01/31/22	30,100	30,144,689
«	1.875%, 02/28/22	24,500	25,064,648

	TOTAL U.S. TREASURY OBLIGATIONS		114,227,847

	TOTAL INVESTMENT SECURITIES (Cost $404,048,260)		408,746,581

23

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (4.9%)
Banque Et Caisse d’Epargne de l’Etat	10,000	$9,998,967
0.300%, 12/09/20
Campbell Soup Company	2,500	2,496,848
0.850%, 03/01/21
Harley-Davidson Financial Services, Inc.
0.550%, 02/17/21	3,250	3,243,277
Natwest Market P.L.C.	2,500	2,499,109
1.150%, 01/07/21
Telstra Corporation Limited
0.550%, 12/21/20	3,000	2,999,081
Walt Disney Co. (The)
0.700%, 03/26/21	500	499,369

TOTAL COMMERCIAL PAPER (Cost $21,725,335)		21,736,651

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	870,342	$10,070,722

TOTAL INVESTMENTS — (100.0%) (Cost $435,844,298)		$440,553,954

As of October 31, 2020, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 38,775,801	CAD	51,503,725	State Street Bank and Trust	01/06/21	$103,143
USD 42,266,117	EUR	35,888,403	State Street Bank and Trust	01/07/21	400,284
USD 11,346,842	EUR	9,608,300	Citibank, N.A.	01/12/21	137,005

Total Appreciation					$640,432
USD 3,718,482	GBP	2,896,953	State Street Bank and Trust	12/29/20	$(36,273)

Total (Depreciation)					$(36,273)

Total Appreciation (Depreciation)					$604,159

As of October 31, 2020, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,670	12/18/20	$452,719,939	$435,837,450	$(16,882,489)

Total Futures Contracts			$452,719,939	$435,837,450	$(16,882,489)

24

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$2,914,404	—	$2,914,404
Canada	—	52,624,146	—	52,624,146
Denmark	—	3,087,233	—	3,087,233
France	—	6,735,657	—	6,735,657
Germany	—	14,015,153	—	14,015,153
Japan	—	24,497,229	—	24,497,229
Netherlands	—	4,727,520	—	4,727,520
Norway	—	5,842,429	—	5,842,429
Singapore	—	586,547	—	586,547
Spain	—	4,924,484	—	4,924,484
Switzerland	—	9,458,367	—	9,458,367
United Kingdom	—	14,079,282	—	14,079,282
United States	—	151,026,283	—	151,026,283
U.S. Treasury Obligations	—	114,227,847	—	114,227,847
Commercial Paper	—	21,736,651	—	21,736,651
Securities Lending Collateral	—	10,070,722	—	10,070,722
Forward Currency Contracts**	—	604,159	—	604,159
Futures Contracts**	$(16,882,489)	—	—	(16,882,489)

TOTAL	$(16,882,489)	$441,158,113	—	$424,275,624

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

25

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (11.3%)
* Alphabet, Inc., Class A	15,986	$25,835,135	1.5%
* Alphabet, Inc., Class C	16,118	26,127,439	1.5%
AT&T, Inc.	384,646	10,393,135	0.6%
Comcast Corp., Class A	288,127	12,170,485	0.7%
* Facebook, Inc., Class A	128,015	33,682,027	2.0%
* Netflix, Inc.	19,585	9,317,368	0.6%
Verizon Communications, Inc.	347,460	19,801,745	1.2%
Walt Disney Co. (The)	77,685	9,419,306	0.6%
Other Securities		44,693,690	2.6%

TOTAL COMMUNICATION SERVICES		191,440,330	11.3%

CONSUMER DISCRETIONARY — (11.9%)
* Amazon.com, Inc.	22,089	67,065,517	4.0%
Home Depot, Inc. (The)	47,402	12,642,587	0.7%
Lowe’s Cos., Inc.	42,805	6,767,471	0.4%
McDonald’s Corp.	33,112	7,052,856	0.4%
NIKE, Inc., Class B	64,496	7,744,680	0.5%
* Tesla, Inc.	27,427	10,642,773	0.6%
Other Securities		91,258,859	5.4%

TOTAL CONSUMER DISCRETIONARY		203,174,743	12.0%

CONSUMER STAPLES — (7.0%)
Coca-Cola Co. (The)	207,411	9,968,173	0.6%
Costco Wholesale Corp.	24,486	8,756,683	0.5%
PepsiCo, Inc.	79,820	10,639,208	0.6%
Procter & Gamble Co. (The)	137,350	18,830,685	1.1%
Walmart, Inc.	80,772	11,207,115	0.7%
Other Securities		59,602,195	3.5%

TOTAL CONSUMER STAPLES		119,004,059	7.0%

ENERGY — (2.0%)
Other Securities		34,281,529	2.0%

FINANCIALS — (10.1%)
Bank of America Corp.	340,025	8,058,593	0.5%
* Berkshire Hathaway, Inc., Class B	80,470	16,246,893	1.0%
JPMorgan Chase & Co.	159,111	15,599,243	0.9%
Other Securities		132,524,492	7.8%

TOTAL FINANCIALS		172,429,221	10.2%

HEALTH CARE — (14.1%)
Abbott Laboratories	80,712	8,483,638	0.5%
AbbVie, Inc.	94,749	8,063,140	0.5%
Amgen, Inc.	33,989	7,373,574	0.4%
Eli Lilly and Co.	49,736	6,488,559	0.4%
Johnson & Johnson	141,207	19,360,892	1.1%
Merck & Co., Inc.	146,955	11,052,486	0.7%
Pfizer, Inc.	305,630	10,843,752	0.6%
Thermo Fisher Scientific, Inc.	18,126	8,575,773	0.5%
UnitedHealth Group, Inc	52,791	16,108,646	1.0%

26

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$142,756,984	8.4%

TOTAL HEALTH CARE		239,107,444	14.1%

INDUSTRIALS — (11.0%)
Honeywell International, Inc.	38,767	6,394,617	0.4%
Union Pacific Corp.	43,769	7,755,429	0.5%
United Parcel Service, Inc., Class B	40,683	6,391,706	0.4%
Other Securities		166,412,229	9.7%

TOTAL INDUSTRIALS		186,953,981	11.0%

INFORMATION TECHNOLOGY — (25.6%)
Accenture P.L.C., Class A	40,421	8,767,719	0.5%
* Adobe, Inc.	20,154	9,010,853	0.5%
Apple, Inc.	815,140	88,736,140	5.2%
Broadcom, Inc.	22,163	7,748,850	0.5%
Cisco Systems, Inc.	232,302	8,339,642	0.5%
Intel Corp.	330,561	14,637,241	0.9%
International Business Machines Corp.	64,127	7,160,421	0.4%
Mastercard, Inc., Class A	51,638	14,904,792	0.9%
Microsoft Corp.	360,764	73,043,887	4.3%
NVIDIA Corp.	24,688	12,377,576	0.7%
Oracle Corp.	114,813	6,442,157	0.4%
* PayPal Holdings, Inc.	41,639	7,750,267	0.5%
QUALCOMM, Inc.	66,535	8,207,758	0.5%
* salesforce.com, Inc.	32,307	7,503,947	0.4%
Texas Instruments, Inc.	52,922	7,651,992	0.5%
Visa, Inc., Class A	85,752	15,581,996	0.9%
Other Securities		136,510,934	8.1%

TOTAL INFORMATION TECHNOLOGY		434,376,172	25.7%

MATERIALS — (3.7%)
Other Securities		62,347,832	3.7%

REAL ESTATE — (0.1%)
Other Security		1,850,184	0.1%

UTILITIES — (2.5%)
Other Securities		42,149,641	2.5%

TOTAL COMMON STOCKS (Cost $1,144,648,457)		1,687,115,136	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	5,471,963	5,471,963	0.3%

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	624,813	7,229,708	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $1,157,347,669)		$1,699,816,807	100.4%

27

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$191,440,330	—	—	$191,440,330
Consumer Discretionary	203,174,743	—	—	203,174,743
Consumer Staples	119,004,059	—	—	119,004,059
Energy	34,281,529	—	—	34,281,529
Financials	172,429,221	—	—	172,429,221
Health Care	239,107,444	—	—	239,107,444
Industrials	186,953,981	—	—	186,953,981
Information Technology	434,376,172	—	—	434,376,172
Materials	62,347,832	—	—	62,347,832
Real Estate	1,850,184	—	—	1,850,184
Utilities	42,149,641	—	—	42,149,641
Temporary Cash Investments	5,471,963	—	—	5,471,963
Securities Lending Collateral	—	$7,229,708	—	7,229,708

TOTAL	$1,692,587,099	$7,229,708	—	$1,699,816,807

See accompanying Notes to Financial Statements.

28

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$18,721,211,482

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$18,721,211,482

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

29

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$250,364,741	2.8%

CONSUMER DISCRETIONARY — (14.8%)
* AutoNation, Inc.	740,371	42,001,247	0.5%
BorgWarner, Inc.	1,508,481	52,766,665	0.6%
Dick’s Sporting Goods, Inc.	498,557	28,243,254	0.3%
Lear Corp.	265,233	32,042,799	0.4%
# Lithia Motors, Inc., Class A	214,234	49,181,699	0.6%
Marriott Vacations Worldwide Corp.	305,761	29,536,513	0.3%
# Penske Automotive Group, Inc.	627,334	32,094,407	0.4%
Toll Brothers, Inc.	1,210,493	51,179,644	0.6%
Other Securities		1,020,085,868	11.5%

TOTAL CONSUMER DISCRETIONARY		1,337,132,096	15.2%

CONSUMER STAPLES — (4.5%)
Bunge, Ltd.	593,952	33,694,897	0.4%
* Darling Ingredients, Inc.	1,386,164	59,605,052	0.7%
Ingredion, Inc.	420,000	29,773,800	0.4%
* Post Holdings, Inc.	577,758	49,629,412	0.6%
* US Foods Holding Corp.	1,350,470	28,224,823	0.3%
Other Securities		210,276,317	2.3%

TOTAL CONSUMER STAPLES		411,204,301	4.7%

ENERGY — (5.0%)
Other Securities		452,946,424	5.1%

FINANCIALS — (24.7%)
* Athene Holding, Ltd., Class A	1,493,862	47,923,093	0.6%
First Horizon National Corp.	4,300,039	44,763,406	0.5%
Invesco, Ltd.	3,205,024	42,017,865	0.5%
New York Community Bancorp, Inc.	3,850,378	31,996,641	0.4%
OneMain Holdings, Inc.	857,704	29,925,293	0.3%
People’s United Financial, Inc.	3,730,136	39,800,551	0.5%
Popular, Inc.	746,463	31,500,739	0.4%
# Santander Consumer USA Holdings, Inc.	2,169,069	44,118,863	0.5%
Unum Group	1,631,107	28,805,350	0.3%
# Voya Financial, Inc.	862,441	41,336,797	0.5%
Zions Bancorp NA	1,373,658	44,327,944	0.5%
Other Securities		1,804,169,634	20.4%

TOTAL FINANCIALS		2,230,686,176	25.4%

HEALTH CARE — (4.6%)
* Acadia Healthcare Co., Inc.	805,833	28,727,947	0.3%
Perrigo Co. P.L.C.	792,290	34,757,762	0.4%
Other Securities		349,529,107	4.0%

TOTAL HEALTH CARE		413,014,816	4.7%

INDUSTRIALS — (21.4%)
AGCO Corp	424,798	32,722,190	0.4%
Air Lease Corp	1,126,549	30,687,195	0.4%

30

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
AMERCO	94,083	$32,661,854	0.4%
* JetBlue Airways Corp.	2,577,887	30,857,307	0.4%
Knight-Swift Transportation Holdings, Inc.	1,518,270	57,679,077	0.7%
#* MasTec, Inc.	637,501	31,645,550	0.4%
Quanta Services, Inc.	631,556	39,428,041	0.5%
* Sensata Technologies Holding P.L.C.	686,278	29,997,211	0.3%
Snap-on, Inc.	230,571	36,321,850	0.4%
Timken Co. (The)	540,574	32,272,268	0.4%
Triton International, Ltd.	775,783	28,610,877	0.3%
#* XPO Logistics, Inc.	397,661	35,789,490	0.4%
Other Securities		1,515,443,469	17.0%

TOTAL INDUSTRIALS		1,934,116,379	22.0%

INFORMATION TECHNOLOGY — (8.8%)
* Arrow Electronics, Inc.	805,350	62,728,711	0.7%
* Flex, Ltd.	2,021,294	28,601,310	0.3%
Jabil, Inc.	1,027,905	34,064,772	0.4%
* ON Semiconductor Corp.	1,124,242	28,207,232	0.3%
SYNNEX Corp.	379,206	49,918,678	0.6%
Other Securities		592,597,155	6.7%

TOTAL INFORMATION TECHNOLOGY		796,117,858	9.0%

MATERIALS — (8.8%)
CF Industries Holdings, Inc.	1,166,747	32,213,885	0.4%
* Element Solutions, Inc.	2,579,492	30,231,646	0.4%
Huntsman Corp.	1,700,000	41,293,000	0.5%
Reliance Steel & Aluminum Co.	590,970	64,409,820	0.7%
Steel Dynamics, Inc.	1,689,581	53,188,010	0.6%
Westlake Chemical Corp.	652,862	44,146,528	0.5%
Other Securities		532,521,665	6.0%

TOTAL MATERIALS		798,004,554	9.1%

REAL ESTATE — (0.5%)
Other Securities		48,946,481	0.6%

UTILITIES — (0.2%)
Other Securities		16,775,391	0.2%

TOTAL COMMON STOCKS		8,689,309,217	98.8%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Other Security		504,941	0.0%

CONSUMER DISCRETIONARY — (0.1%)
Other Security		6,969,382	0.1%

INDUSTRIALS — (0.0%)
Other Security		5,191,390	0.0%

TOTAL PREFERRED STOCKS		12,665,713	0.1%

31

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		$4,803	0.0%

TOTAL RIGHTS/WARRANTS		4,803	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,822,695,225)		8,701,979,733

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	75,312,431	75,312,431	0.9%

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	22,890,168	264,862,130	3.0%

TOTAL INVESTMENTS—(100.0%) (Cost $9,162,816,473)		$9,042,154,294	102.8%

As of October 31, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	12/18/20	$80,581,032	$77,699,860	$(2,881,172)

Total Futures Contracts			$80,581,032	$77,699,860	$(2,881,172)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$250,364,741	—	—	$250,364,741
Consumer Discretionary	1,337,070,743	$61,353	—	1,337,132,096
Consumer Staples	411,204,301	—	—	411,204,301
Energy	452,946,424	—	—	452,946,424
Financials	2,230,656,755	29,421	—	2,230,686,176
Health Care	412,736,779	278,037	—	413,014,816
Industrials	1,934,116,379	—	—	1,934,116,379
Information Technology	796,108,612	9,246	—	796,117,858
Materials	798,004,554	—	—	798,004,554
Real Estate	48,946,481	—	—	48,946,481
Utilities	16,775,391	—	—	16,775,391
Preferred Stocks
Communication Services	504,941	—	—	504,941
Consumer Discretionary	6,969,382	—	—	6,969,382
Industrials	5,191,390	—	—	5,191,390
Rights/Warrants
Communication Services	—	4,803	—	4,803
Temporary Cash Investments	75,312,431	—	—	75,312,431

32

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$264,862,130	—	$264,862,130
Futures Contracts**	$(2,881,172)	—	—	(2,881,172)

TOTAL	$8,774,028,132	$265,244,990	—	$9,039,273,122

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

33

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (2.6%)
	Other Securities		$283,940,611	2.7%

CONSUMER DISCRETIONARY — (15.9%)
*	AutoNation, Inc.	1,780,777	101,023,479	1.0%
	Foot Locker, Inc.	1,302,002	48,017,834	0.5%
	Marriott Vacations Worldwide Corp.	518,686	50,105,068	0.5%
	MDC Holdings, Inc.	1,610,118	70,072,335	0.7%
*	Meritage Homes Corp.	1,426,415	124,226,482	1.2%
#	Penske Automotive Group, Inc.	1,234,089	63,135,993	0.6%
*	Taylor Morrison Home Corp.	3,749,834	80,996,414	0.8%
*	TRI Pointe Group, Inc.	2,946,842	48,416,614	0.5%
	Other Securities		1,141,713,641	10.7%

TOTAL CONSUMER DISCRETIONARY			1,727,707,860	16.5%

CONSUMER STAPLES — (5.0%)
*	Darling Ingredients, Inc.	3,990,950	171,610,850	1.6%
	Seaboard Corp.	16,755	57,720,975	0.5%
	Other Securities		312,788,417	3.1%

TOTAL CONSUMER STAPLES			542,120,242	5.2%

ENERGY — (5.6%)
*	CNX Resources Corp.	4,643,781	45,044,676	0.4%
	EQT Corp.	4,354,498	65,927,100	0.6%
	Other Securities		491,200,033	4.7%

TOTAL ENERGY			602,171,809	5.7%

FINANCIALS — (26.6%)
	American Equity Investment Life Holding Co.	2,970,459	73,726,792	0.7%
	Associated Banc-Corp.	3,798,022	51,994,921	0.5%
	Bank OZK	2,707,599	67,094,303	0.7%
	CNO Financial Group, Inc.	4,510,009	80,052,660	0.8%
	First Horizon National Corp.	5,817,099	60,556,001	0.6%
	FNB Corp.	6,298,275	47,614,959	0.5%
#	Independent Bank Group, Inc.	912,613	47,072,579	0.5%
	Nelnet, Inc., Class A	860,200	52,506,608	0.5%
	Old National Bancorp	4,659,312	65,137,182	0.6%
#	Pacific Premier Bancorp, Inc.	2,074,069	52,888,759	0.5%
	Popular, Inc.	1,328,298	56,054,176	0.5%
	Sterling Bancorp	3,335,554	44,629,713	0.4%
	Umpqua Holdings Corp.	3,872,543	48,639,140	0.5%
#	United Bankshares, Inc.	1,848,407	48,483,716	0.5%
	Valley National Bancorp	8,273,467	63,209,288	0.6%
	Washington Federal, Inc.	2,235,956	47,603,503	0.5%
	Other Securities		1,971,729,501	18.6%

TOTAL FINANCIALS			2,878,993,801	27.5%

HEALTH CARE — (3.8%)
#*	Acadia Healthcare Co., Inc.	2,211,861	78,852,845	0.8%
*	Magellan Health, Inc.	677,892	48,991,255	0.5%

34

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$280,373,705	2.6%

TOTAL HEALTH CARE		408,217,805	3.9%

INDUSTRIALS — (20.5%)
ABM Industries, Inc.	1,295,409	44,976,600	0.4%
AGCO Corp.	598,770	46,123,253	0.4%
Air Lease Corp.	1,983,887	54,041,082	0.5%
* Beacon Roofing Supply, Inc.	1,554,735	47,730,364	0.5%
#* Colfax Corp.	2,178,567	59,235,237	0.6%
# GATX Corp.	906,774	61,914,529	0.6%
Macquarie Infrastructure Corp.	1,918,757	49,503,931	0.5%
Regal Beloit Corp.	943,289	93,055,460	0.9%
Triton International, Ltd.	1,845,292	68,054,369	0.7%
* WillScot Mobile Mini Holdings Corp.	2,492,074	46,302,735	0.4%
Other Securities		1,651,256,875	15.7%

TOTAL INDUSTRIALS		2,222,194,435	21.2%

INFORMATION TECHNOLOGY — (7.6%)
* Amkor Technology, Inc.	5,973,850	70,790,122	0.7%
* CACI International, Inc., Class A	263,967	55,045,038	0.5%
Vishay Intertechnology, Inc.	3,227,981	52,357,852	0.5%
Other Securities		639,727,462	6.1%

TOTAL INFORMATION TECHNOLOGY		817,920,474	7.8%

MATERIALS — (7.0%)
# Commercial Metals Co.	3,104,385	64,105,550	0.6%
* Element Solutions, Inc.	6,517,914	76,389,952	0.7%
Hecla Mining Co.	10,380,528	47,542,818	0.5%
Huntsman Corp.	2,047,226	49,727,120	0.5%
# Olin Corp.	3,309,972	54,780,037	0.5%
Other Securities		468,378,250	4.5%

TOTAL MATERIALS		760,923,727	7.3%

REAL ESTATE — (0.3%)
Other Securities		37,017,869	0.3%

UTILITIES — (0.6%)
Brookfield Renewable Corp., Class A	772,960	51,610,539	0.5%
Other Securities		13,211,300	0.1%

TOTAL UTILITIES		64,821,839	0.6%

TOTAL COMMON STOCKS		10,346,030,472	98.7%

PREFERRED STOCKS — (0.2%)

COMMUNICATION SERVICES — (0.0%)
Other Security		383,748	0.0%

CONSUMER DISCRETIONARY — (0.1%)
Other Security		11,834,459	0.2%

35

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$11,345,525	0.1%

TOTAL PREFERRED STOCKS		23,563,732	0.3%

TOTAL INVESTMENT SECURITIES (Cost $9,549,247,775)		10,369,594,204

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	102,809,135	102,809,135	1.0%

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	31,209,195	361,121,597	3.4%

TOTAL INVESTMENTS—(100.0%) (Cost $10,013,093,231)		$10,833,524,936	103.4%

As of October 31, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	590	12/18/20	$99,631,941	$96,308,650	$(3,323,291)

Total Futures Contracts			$99,631,941	$96,308,650	$(3,323,291)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$283,940,611	—	—	$283,940,611
Consumer Discretionary	1,727,654,937	$52,923	—	1,727,707,860
Consumer Staples	542,120,242	—	—	542,120,242
Energy	602,171,809	—	—	602,171,809
Financials	2,878,926,031	67,770	—	2,878,993,801
Health Care	408,217,805	—	—	408,217,805
Industrials	2,222,194,435	—	—	2,222,194,435
Information Technology	817,920,474	—	—	817,920,474
Materials	760,923,727	—	—	760,923,727
Real Estate	37,017,869	—	—	37,017,869
Utilities	64,821,839	—	—	64,821,839
Preferred Stocks
Communication Services	383,748	—	—	383,748
Consumer Discretionary	11,834,459	—	—	11,834,459
Industrials	11,345,525	—	—	11,345,525
Temporary Cash Investments	102,809,135	—	—	102,809,135

36

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$361,121,597	—	$361,121,597
Futures Contracts**	$(3,323,291)	—	—	(3,323,291)

TOTAL	$10,468,959,355	$361,242,290	—	$10,830,201,645

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

37

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	127,914	$206,723,095	0.9%
* Alphabet, Inc., Class C	127,904	207,333,663	0.9%
AT&T, Inc.	5,184,047	140,072,950	0.6%
Comcast Corp., Class A	3,435,836	145,129,713	0.6%
* Facebook, Inc., Class A	1,482,909	390,168,187	1.6%
Verizon Communications, Inc.	4,556,038	259,648,606	1.1%
Walt Disney Co. (The)	768,997	93,240,886	0.4%
Other Securities		674,397,536	2.6%

TOTAL COMMUNICATION SERVICES		2,116,714,636	8.7%

CONSUMER DISCRETIONARY — (12.9%)
* Amazon.com, Inc.	253,734	770,374,484	3.2%
Home Depot, Inc. (The)	621,181	165,675,185	0.7%
Lowe’s Cos., Inc.	561,375	88,753,387	0.4%
McDonald’s Corp.	422,272	89,943,936	0.4%
NIKE, Inc., Class B	747,119	89,714,050	0.4%
* Tesla, Inc.	209,330	81,228,413	0.3%
Other Securities		1,912,608,703	7.7%

TOTAL CONSUMER DISCRETIONARY		3,198,298,158	13.1%

CONSUMER STAPLES — (6.5%)
Coca-Cola Co. (The)	2,670,749	128,356,197	0.5%
Costco Wholesale Corp.	266,821	95,420,526	0.4%
PepsiCo, Inc.	1,155,131	153,967,411	0.6%
Procter & Gamble Co. (The)	1,579,025	216,484,327	0.9%
Walmart, Inc.	863,854	119,859,743	0.5%
Other Securities		890,299,133	3.7%

TOTAL CONSUMER STAPLES		1,604,387,337	6.6%

ENERGY — (2.1%)
Other Securities		510,956,675	2.1%

FINANCIALS — (12.0%)
Bank of America Corp.	4,711,985	111,674,045	0.5%
* Berkshire Hathaway, Inc., Class B	1,088,779	219,824,480	0.9%
JPMorgan Chase & Co.	2,201,688	215,853,492	0.9%
Other Securities		2,415,117,319	9.8%

TOTAL FINANCIALS		2,962,469,336	12.1%

HEALTH CARE — (12.5%)
Abbott Laboratories	747,210	78,539,243	0.3%
AbbVie, Inc.	1,141,380	97,131,438	0.4%
Amgen, Inc.	530,972	115,189,066	0.5%
Johnson & Johnson	1,801,538	247,008,875	1.0%
Merck & Co., Inc.	1,553,125	116,810,531	0.5%
Pfizer, Inc.	3,028,207	107,440,784	0.5%
Thermo Fisher Scientific, Inc.	168,163	79,561,279	0.3%
UnitedHealth Group, Inc.	577,060	176,084,088	0.7%
Other Securities		2,063,482,228	8.4%

TOTAL HEALTH CARE		3,081,247,532	12.6%

38

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (12.0%)
3M Co.	495,848	$79,315,846	0.3%
Caterpillar, Inc.	502,340	78,892,497	0.3%
Union Pacific Corp.	430,755	76,325,478	0.3%
United Parcel Service, Inc., Class B	506,541	79,582,656	0.3%
Other Securities		2,656,420,410	11.0%

TOTAL INDUSTRIALS		2,970,536,887	12.2%

INFORMATION TECHNOLOGY — (24.2%)
Accenture P.L.C., Class A	449,468	97,494,104	0.4%
* Adobe, Inc.	257,391	115,079,516	0.5%
Apple, Inc.	11,765,268	1,280,767,074	5.3%
Broadcom, Inc.	245,375	85,790,461	0.4%
Cisco Systems, Inc.	2,696,369	96,799,647	0.4%
Intel Corp.	3,811,595	168,777,427	0.7%
International Business Machines Corp.	768,190	85,776,095	0.4%
Mastercard, Inc., Class A	615,761	177,733,255	0.7%
Microsoft Corp.	4,555,132	922,277,576	3.8%
NVIDIA Corp.	284,649	142,711,623	0.6%
Oracle Corp.	1,938,764	108,784,048	0.5%
* PayPal Holdings, Inc.	444,579	82,749,489	0.4%
QUALCOMM, Inc.	829,776	102,361,167	0.4%
Texas Instruments, Inc.	750,861	108,566,992	0.5%
# Visa, Inc., Class A	1,085,673	197,277,641	0.8%
Other Securities		2,218,357,802	8.7%

TOTAL INFORMATION TECHNOLOGY		5,991,303,917	24.5%

MATERIALS — (4.0%)
Other Securities		997,173,891	4.1%

REAL ESTATE — (0.2%)
Other Securities		52,579,583	0.2%

UTILITIES — (2.8%)
NextEra Energy, Inc.	1,051,548	76,983,829	0.3%
Other Securities		605,989,533	2.5%

TOTAL UTILITIES		682,973,362	2.8%

TOTAL COMMON STOCKS		24,168,641,314	99.0%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		438,779	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,862,884	0.0%

INDUSTRIALS — (0.0%)
Other Securities		1,571,727	0.0%

TOTAL PREFERRED STOCKS		3,873,390	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,904,124,846)		24,172,514,704

39

U.S. CORE EQUITY 1PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	206,512,232	$206,512,232	0.8%

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	29,712,176	343,799,592	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $14,454,375,650)		$24,722,826,528	101.2%

As of October 31, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,308	12/18/20	$219,258,470	$213,511,380	$(5,747,090)

Total Futures Contracts			$219,258,470	$213,511,380	$(5,747,090)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,116,713,213	$1,423	—	$2,116,714,636
Consumer Discretionary	3,198,294,702	3,456	—	3,198,298,158
Consumer Staples	1,604,387,337	—	—	1,604,387,337
Energy	510,956,675	—	—	510,956,675
Financials	2,962,462,027	7,309	—	2,962,469,336
Health Care	3,081,183,018	64,514	—	3,081,247,532
Industrials	2,970,536,887	—	—	2,970,536,887
Information Technology	5,991,301,762	2,155	—	5,991,303,917
Materials	997,173,891	—	—	997,173,891
Real Estate	52,579,583	—	—	52,579,583
Utilities	682,973,362	—	—	682,973,362
Preferred Stocks
Communication Services	438,779	—	—	438,779
Consumer Discretionary	1,862,884	—	—	1,862,884
Industrials	1,571,727	—	—	1,571,727
Temporary Cash Investments	206,512,232	—	—	206,512,232
Securities Lending Collateral	—	343,799,592	—	343,799,592
Futures Contracts**	(5,747,090)	—	—	(5,747,090)

TOTAL	$24,373,200,989	$343,878,449	—	$24,717,079,438

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

40

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (7.7%)
* Alphabet, Inc., Class A	105,133	$169,906,493	0.7%
* Alphabet, Inc., Class C	108,129	175,278,190	0.7%
AT&T, Inc.	4,517,945	122,074,874	0.5%
* Charter Communications, Inc., Class A	149,545	90,298,262	0.4%
Comcast Corp., Class A	4,507,762	190,407,867	0.8%
* Facebook, Inc., Class A	1,185,222	311,843,760	1.2%
Verizon Communications, Inc.	3,906,941	222,656,568	0.9%
Walt Disney Co. (The)	673,109	81,614,466	0.3%
Other Securities		627,556,414	2.3%

TOTAL COMMUNICATION SERVICES		1,991,636,894	7.8%

CONSUMER DISCRETIONARY — (12.4%)
* Amazon.com, Inc.	200,627	609,133,666	2.4%
Best Buy Co., Inc.	589,142	65,718,790	0.3%
Home Depot, Inc. (The)	297,068	79,231,006	0.3%
Lowe’s Cos., Inc.	466,802	73,801,396	0.3%
NIKE, Inc., Class B	573,814	68,903,585	0.3%
Target Corp.	551,687	83,977,795	0.3%
Other Securities		2,243,665,825	8.7%

TOTAL CONSUMER DISCRETIONARY		3,224,432,063	12.6%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	2,307,647	110,905,515	0.4%
Costco Wholesale Corp.	192,512	68,846,141	0.3%
PepsiCo, Inc.	1,083,200	144,379,728	0.6%
Procter & Gamble Co. (The)	1,100,928	150,937,229	0.6%
Walmart, Inc.	754,200	104,645,250	0.4%
Other Securities		984,272,741	3.8%

TOTAL CONSUMER STAPLES		1,563,986,604	6.1%

ENERGY — (2.0%)
Other Securities		516,017,166	2.0%

FINANCIALS — (13.1%)
Bank of America Corp.	4,443,032	105,299,858	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	169,747,021	0.7%
JPMorgan Chase & Co.	2,409,473	236,224,733	0.9%
Other Securities		2,899,310,940	11.3%

TOTAL FINANCIALS		3,410,582,552	13.3%

HEALTH CARE — (12.7%)
Abbott Laboratories	649,458	68,264,530	0.3%
AbbVie, Inc.	760,731	64,738,208	0.3%
Amgen, Inc.	480,932	104,333,388	0.4%
Eli Lilly and Co.	538,596	70,265,234	0.3%
Gilead Sciences, Inc.	1,115,047	64,839,983	0.3%
Johnson & Johnson	2,334,450	320,076,440	1.3%
Merck & Co., Inc.	1,813,335	136,380,925	0.5%
Pfizer, Inc.	3,366,832	119,455,199	0.5%
Thermo Fisher Scientific, Inc.	147,652	69,857,114	0.3%

41

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	545,069	$166,322,355	0.7%
Other Securities		2,113,321,134	7.9%

TOTAL HEALTH CARE		3,297,854,510	12.8%

INDUSTRIALS — (13.7%)
3M Co.	456,981	73,098,681	0.3%
Caterpillar, Inc.	494,834	77,713,680	0.3%
Union Pacific Corp.	618,468	109,586,345	0.4%
United Parcel Service, Inc., Class B	446,131	70,091,641	0.3%
Other Securities		3,227,756,172	12.6%

TOTAL INDUSTRIALS		3,558,246,519	13.9%

INFORMATION TECHNOLOGY — (23.7%)
Accenture P.L.C., Class A	449,831	97,572,842	0.4%
Apple, Inc.	11,388,809	1,239,785,748	4.8%
Broadcom, Inc.	199,404	69,717,621	0.3%
Cisco Systems, Inc.	3,226,886	115,845,207	0.5%
Intel Corp.	4,980,279	220,526,754	0.9%
International Business Machines Corp.	704,432	78,656,877	0.3%
Mastercard, Inc., Class A	649,786	187,554,231	0.7%
Microsoft Corp.	4,772,363	966,260,337	3.8%
NVIDIA Corp.	199,887	100,215,346	0.4%
Oracle Corp.	1,776,895	99,701,578	0.4%
QUALCOMM, Inc.	817,724	100,874,433	0.4%
Texas Instruments, Inc.	673,110	97,324,975	0.4%
# Visa, Inc., Class A	1,052,889	191,320,460	0.8%
Other Securities		2,606,908,873	9.9%

TOTAL INFORMATION TECHNOLOGY		6,172,265,282	24.0%

MATERIALS — (4.4%)
Other Securities		1,150,048,963	4.5%

REAL ESTATE — (0.3%)
Other Securities		68,632,555	0.3%

UTILITIES — (2.0%)
Other Securities		517,121,560	2.0%

TOTAL COMMON STOCKS		25,470,824,668	99.3%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		680,175	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		2,022,820	0.0%

INDUSTRIALS — (0.0%)
Other Securities		2,144,677	0.0%

TOTAL PREFERRED STOCKS		4,847,672	0.0%

42

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		$6,856	0.0%

TOTAL RIGHTS/WARRANTS		6,856	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,953,741,086)		25,475,679,196

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	96,900,789	96,900,789	0.4%

SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	36,660,714	424,201,119	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $15,474,756,980)		$25,996,781,104	101.3%

As of October 31, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	780	12/18/20	$131,017,171	$127,323,300	$(3,693,871)

Total Futures Contracts			$131,017,171	$127,323,300	$(3,693,871)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,991,636,894	—	—	$1,991,636,894
Consumer Discretionary	3,224,422,494	$9,569	—	3,224,432,063
Consumer Staples	1,563,986,604	—	—	1,563,986,604
Energy	516,017,166	—	—	516,017,166
Financials	3,410,570,299	12,253	—	3,410,582,552
Health Care	3,297,737,708	116,802	—	3,297,854,510
Industrials	3,558,246,519	—	—	3,558,246,519
Information Technology	6,172,259,450	5,832	—	6,172,265,282
Materials	1,150,048,963	—	—	1,150,048,963
Real Estate	68,632,555	—	—	68,632,555
Utilities	517,121,560	—	—	517,121,560
Preferred Stocks
Communication Services	680,175	—	—	680,175
Consumer Discretionary	2,022,820	—	—	2,022,820
Industrials	2,144,677	—	—	2,144,677
Rights/Warrants
Communication Services	—	6,856	—	6,856
Temporary Cash Investments	96,900,789	—	—	96,900,789

43

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$424,201,119	—	$424,201,119
Futures Contracts**	$(3,693,871)	—	—	(3,693,871)
TOTAL	$25,568,734,802	$424,352,431	—	$25,993,087,233

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value†	Percentage of Net Assets‡

COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (6.8%)
*	Alphabet, Inc., Class A	10,216	$16,510,180	0.5%
*	Alphabet, Inc., Class C	10,616	17,208,642	0.5%
	AT&T, Inc.	639,414	17,276,966	0.5%
*	Charter Communications, Inc., Class A	13,399	8,090,584	0.2%
	Comcast Corp., Class A	417,271	17,625,527	0.5%
*	Facebook, Inc., Class A	76,954	20,247,367	0.6%
*	GCI Liberty, Inc., Class A	91,121	7,401,759	0.2%
*	T-Mobile US, Inc.	85,566	9,375,467	0.3%
	Verizon Communications, Inc.	422,159	24,058,841	0.7%
	Walt Disney Co. (The)	80,115	9,713,944	0.3%
	Other Securities		105,971,069	2.7%

TOTAL COMMUNICATION SERVICES			253,480,346	7.0%

CONSUMER DISCRETIONARY — (12.3%)
	BorgWarner, Inc.	217,822	7,619,414	0.2%
	DR Horton, Inc.	155,326	10,377,330	0.3%
	Ford Motor Co.	1,063,806	8,223,220	0.2%
	General Motors Co.	263,562	9,100,796	0.3%
#	Lithia Motors, Inc., Class A	37,932	8,708,049	0.2%
*	LKQ Corp.	249,592	7,984,448	0.2%
*	Meritage Homes Corp.	87,210	7,595,119	0.2%
	PulteGroup, Inc.	246,642	10,053,128	0.3%
	Other Securities		390,673,092	10.8%

TOTAL CONSUMER DISCRETIONARY			460,334,596	12.7%

CONSUMER STAPLES — (4.6%)
	Archer-Daniels-Midland Co.	157,835	7,298,290	0.2%
*	Darling Ingredients, Inc.	223,101	9,593,343	0.3%
	Procter & Gamble Co. (The)	90,151	12,359,702	0.3%
	Walmart, Inc.	66,928	9,286,260	0.3%
	Other Securities		133,407,501	3.7%

TOTAL CONSUMER STAPLES			171,945,096	4.8%

ENERGY — (3.3%)
	Chevron Corp.	122,332	8,502,074	0.3%
	ConocoPhillips	251,960	7,211,095	0.2%
	Exxon Mobil Corp.	246,853	8,052,345	0.2%
	Other Securities		102,107,450	2.8%

TOTAL ENERGY			125,872,964	3.5%

FINANCIALS — (20.1%)
	Bank of America Corp.	491,054	11,637,980	0.3%
*	Berkshire Hathaway, Inc., Class B	110,049	22,218,893	0.6%
	JPMorgan Chase & Co.	285,881	28,027,773	0.8%
	Morgan Stanley	177,657	8,554,185	0.2%
*	SVB Financial Group	28,630	8,322,741	0.2%
	Travelers Cos., Inc. (The)	72,615	8,765,357	0.3%
	Other Securities		666,122,649	18.5%

TOTAL FINANCIALS			753,649,578	20.9%

45

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (10.3%)
Abbott Laboratories	72,919	$7,664,516	0.2%
Danaher Corp.	32,906	7,553,243	0.2%
* Horizon Therapeutics P.L.C.	108,891	8,159,203	0.2%
Johnson & Johnson	103,374	14,173,609	0.4%
Pfizer, Inc.	341,124	12,103,079	0.3%
Thermo Fisher Scientific, Inc.	17,743	8,394,568	0.2%
UnitedHealth Group, Inc.	44,667	13,629,688	0.4%
Other Securities		316,456,739	8.8%

TOTAL HEALTH CARE		388,134,645	10.7%

INDUSTRIALS — (17.8%)
Johnson Controls International P.L.C.	226,449	9,558,412	0.3%
Quanta Services, Inc.	140,696	8,783,651	0.2%
#* Sunrun, Inc.	160,181	8,332,616	0.2%
Other Securities		639,925,337	17.8%

TOTAL INDUSTRIALS		666,600,016	18.5%

INFORMATION TECHNOLOGY — (12.3%)
Cisco Systems, Inc.	237,876	8,539,748	0.2%
#* First Solar, Inc.	83,806	7,294,893	0.2%
Intel Corp.	359,241	15,907,191	0.4%
Other Securities		429,335,250	12.0%

TOTAL INFORMATION TECHNOLOGY		461,077,082	12.8%

MATERIALS — (6.2%)
Corteva, Inc.	231,705	7,641,631	0.2%
Eastman Chemical Co.	101,626	8,215,446	0.2%
Freeport-McMoRan, Inc.	424,655	7,363,518	0.2%
International Paper Co.	200,992	8,793,400	0.2%
Reliance Steel & Aluminum Co.	74,876	8,160,735	0.2%
Other Securities		194,402,595	5.5%

TOTAL MATERIALS		234,577,325	6.5%

REAL ESTATE — (0.5%)
Other Securities		18,508,383	0.5%

UTILITIES — (1.2%)
Other Securities		45,154,496	1.2%

TOTAL COMMON STOCKS		3,579,334,527	99.1%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Other Security		423,185	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		485,187	0.0%

46

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.1%)
Other Security		$855,721	0.0%

TOTAL PREFERRED STOCKS		1,764,093	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,339,391,957)		3,581,098,620

TEMPORARY CASH INVESTMENTS — (0.7%) State Street Institutional U.S. Government Money Market Fund, 0.026%	27,592,450	27,592,450	0.8%

SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	12,285,600	142,156,680	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $2,509,118,854)		$3,750,847,750	103.8%

As of October 31, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	12/18/20	$28,714,195	$28,076,420	$(637,775)

Total Futures Contracts			$28,714,195	$28,076,420	$(637,775)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$253,480,346	—	—	$253,480,346
Consumer Discretionary	460,330,954	$3,642	—	460,334,596
Consumer Staples	171,945,096	—	—	171,945,096
Energy	125,872,964	—	—	125,872,964
Financials	753,644,610	4,968	—	753,649,578
Health Care	388,087,919	46,726	—	388,134,645
Industrials	666,600,016	—	—	666,600,016
Information Technology	461,074,035	3,047	—	461,077,082
Materials	234,577,325	—	—	234,577,325
Real Estate	18,508,383	—	—	18,508,383
Utilities	45,154,496	—	—	45,154,496
Preferred Stocks
Communication Services	423,185	—	—	423,185
Consumer Discretionary	485,187	—	—	485,187
Industrials	855,721	—	—	855,721
Temporary Cash Investments	27,592,450	—	—	27,592,450

47

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$142,156,680	—	$142,156,680
Futures Contracts**	$(637,775)	—	—	(637,775)

TOTAL	$3,607,994,912	$142,215,063	—	$3,750,209,975

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

48

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value†	Percentage of Net Assets‡

COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.4%)
	Other Securities		$330,852,782	2.5%

CONSUMER DISCRETIONARY — (15.4%)
	Aaron’s Holdings Co., Inc.	654,362	34,196,958	0.3%
*	Crocs, Inc.	615,415	32,204,667	0.3%
*	Deckers Outdoor Corp.	179,339	45,439,122	0.4%
	Dick’s Sporting Goods, Inc.	634,928	35,968,671	0.3%
*	Fox Factory Holding Corp.	376,695	31,672,516	0.2%
#*	Helen of Troy, Ltd.	221,211	41,941,606	0.3%
#	Lithia Motors, Inc., Class A	240,862	55,294,689	0.4%
*	Murphy USA, Inc.	254,884	31,169,764	0.2%
*	Stamps.com, Inc.	136,039	30,369,346	0.2%
*	Tempur Sealy International, Inc.	369,517	32,887,013	0.3%
*	TopBuild Corp.	316,171	48,440,559	0.4%
	Wingstop, Inc.	278,289	32,373,359	0.3%
	Other Securities		1,680,028,444	12.6%

TOTAL CONSUMER DISCRETIONARY			2,131,986,714	16.2%

CONSUMER STAPLES — (4.6%)
#*	Boston Beer Co., Inc. (The), Class A	48,950	50,867,861	0.4%
*	Darling Ingredients, Inc.	1,398,818	60,149,174	0.5%
#	WD-40 Co.	128,503	31,275,060	0.2%
	Other Securities		496,176,440	3.7%

TOTAL CONSUMER STAPLES			638,468,535	4.8%

ENERGY — (2.2%)
	Other Securities		299,520,152	2.3%

FINANCIALS — (18.5%)
	Glacier Bancorp, Inc.	841,566	30,128,063	0.2%
#*	LendingTree, Inc.	108,432	35,087,511	0.3%
	RLI Corp.	396,985	34,418,599	0.3%
	South State Corp.	523,699	32,155,119	0.3%
	Stifel Financial Corp.	528,881	30,918,383	0.2%
	Other Securities		2,390,964,188	18.1%

TOTAL FINANCIALS			2,553,671,863	19.4%

HEALTH CARE — (10.0%)
*	Amedisys, Inc.	154,144	39,923,296	0.3%
	Ensign Group, Inc. (The)	513,642	30,222,695	0.2%
*	LHC Group, Inc.	229,071	49,605,325	0.4%
*	Quidel Corp.	277,897	74,556,986	0.6%
	Other Securities		1,181,174,305	8.9%

TOTAL HEALTH CARE			1,375,482,607	10.4%

INDUSTRIALS — (19.9%)
*	ASGN, Inc.	467,723	31,187,770	0.2%
*	Builders FirstSource, Inc.	995,625	30,167,438	0.2%
	CoreLogic, Inc.	390,066	30,007,777	0.2%
	Exponent, Inc.	475,762	33,108,278	0.3%

49

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (Continued)
* FTI Consulting, Inc.	319,677	$31,475,397	0.2%
MSA Safety, Inc.	290,106	38,270,784	0.3%
* Navistar International Corp.	877,646	37,835,319	0.3%
Regal Beloit Corp.	325,233	32,084,235	0.3%
Rexnord Corp.	1,018,457	32,672,101	0.3%
* Saia, Inc.	228,425	33,729,235	0.3%
Simpson Manufacturing Co., Inc.	412,248	36,574,643	0.3%
Tetra Tech, Inc.	511,130	51,578,128	0.4%
Timken Co. (The)	646,734	38,610,020	0.3%
#* Trex Co., Inc.	615,713	42,816,682	0.3%
Other Securities		2,248,970,234	16.9%

TOTAL INDUSTRIALS		2,749,088,041	20.8%

INFORMATION TECHNOLOGY — (12.8%)
* ACI Worldwide, Inc.	1,016,727	29,657,927	0.2%
* Cirrus Logic, Inc.	510,226	35,139,265	0.3%
CMC Materials, Inc.	238,789	33,953,408	0.3%
* Globant SA	163,467	29,523,775	0.2%
* Lattice Semiconductor Corp.	1,301,787	45,432,366	0.4%
* LiveRamp Holdings, Inc.	556,093	36,752,186	0.3%
* Novanta, Inc.	333,917	36,303,456	0.3%
Power Integrations, Inc.	560,029	33,719,346	0.3%
#* Qualys, Inc.	370,476	32,546,317	0.3%
Other Securities		1,461,403,342	10.8%

TOTAL INFORMATION TECHNOLOGY		1,774,431,388	13.4%

MATERIALS — (5.2%)
Other Securities		717,959,808	5.4%

REAL ESTATE — (0.5%)
Other Securities		75,041,455	0.6%

UTILITIES — (3.1%)
# Ormat Technologies, Inc.	446,102	31,615,249	0.2%
# PNM Resources, Inc.	733,045	36,652,250	0.3%
Other Securities		363,188,534	2.8%

TOTAL UTILITIES		431,456,033	3.3%

TOTAL COMMON STOCKS		13,077,959,378	99.1%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Other Security		1,445,439	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,186,557	0.0%

INDUSTRIALS — (0.1%)
Other Security		6,249,914	0.1%

TOTAL PREFERRED STOCKS		8,881,910	0.1%

50

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$341	0.0%

HEALTH CARE — (0.0%)
Other Security		97	0.0%

COMMUNICATION SERVICES — (0.0%)
Other Security		18,400	0.0%

TOTAL RIGHTS/WARRANTS		18,838	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,541,516,903)		13,086,860,126

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	37,484,126	37,484,126	0.3%

SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	59,921,123	693,347,319	5.3%

TOTAL INVESTMENTS—(100.0%) (Cost $11,272,239,978)		$13,817,691,571	104.8%

As of October 31, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	663	12/18/20	$110,267,999	$108,224,805	$(2,043,194)

Total Futures Contracts			$110,267,999	$108,224,805	$(2,043,194)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$330,852,782	—	—	$330,852,782
Consumer Discretionary	2,131,957,369	$29,345	—	2,131,986,714
Consumer Staples	638,468,535	—	—	638,468,535
Energy	299,520,152	—	—	299,520,152
Financials	2,553,643,979	27,884	—	2,553,671,863
Health Care	1,375,004,485	478,122	—	1,375,482,607
Industrials	2,749,088,041	—	—	2,749,088,041
Information Technology	1,774,415,563	15,825	—	1,774,431,388
Materials	717,959,808	—	—	717,959,808
Real Estate	75,041,455	—	—	75,041,455
Utilities	431,456,033	—	—	431,456,033

51

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$1,445,439	—	—	$1,445,439
Consumer Discretionary	1,186,557	—	—	1,186,557
Industrials	6,249,914	—	—	6,249,914
Rights/Warrants
Communication Services	—	$18,400	—	18,400
Consumer Discretionary	—	341	—	341
Health Care	—	97	—	97
Temporary Cash Investments	37,484,126	—	—	37,484,126
Securities Lending Collateral	—	693,347,319	—	693,347,319
Futures Contracts**	(2,043,194)	—	—	(2,043,194)

TOTAL	$13,121,731,044	$693,917,333	—	$13,815,648,377

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

52

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (2.2%)
	Shenandoah Telecommunications Co.	408,974	$17,839,446	0.4%
	Other Securities		101,748,092	1.9%

TOTAL COMMUNICATION SERVICES			119,587,538	2.3%

CONSUMER DISCRETIONARY — (13.4%)
#*	Asbury Automotive Group, Inc.	149,741	15,420,328	0.3%
	Cooper Tire & Rubber Co.	405,296	13,938,129	0.3%
*	Crocs, Inc.	491,030	25,695,600	0.5%
*	Fox Factory Holding Corp.	167,424	14,077,010	0.3%
	Group 1 Automotive, Inc.	130,500	13,843,440	0.3%
*	Installed Building Products, Inc.	202,656	18,348,474	0.4%
	MDC Holdings, Inc.	493,773	21,489,001	0.4%
#*	Sleep Number Corp.	235,950	14,949,792	0.3%
#*	Vista Outdoor, Inc.	702,214	13,882,771	0.3%
	Other Securities		579,090,897	11.2%

TOTAL CONSUMER DISCRETIONARY			730,735,442	14.3%

CONSUMER STAPLES — (3.9%)
	Medifast, Inc.	106,448	14,954,880	0.3%
#	WD-40 Co.	63,361	15,420,800	0.3%
	Other Securities		182,988,854	3.6%

TOTAL CONSUMER STAPLES			213,364,534	4.2%

ENERGY — (3.0%)
*	CNX Resources Corp.	1,455,476	14,118,117	0.3%
#*	Renewable Energy Group, Inc.	333,674	18,819,214	0.4%
	Other Securities		131,917,183	2.5%

TOTAL ENERGY.			164,854,514	3.2%

FINANCIALS — (20.3%)
	Kinsale Capital Group, Inc.	134,802	25,271,331	0.5%
*	NMI Holdings, Inc., Class A	684,258	14,704,704	0.3%
#	Pacific Premier Bancorp, Inc.	599,298	15,282,099	0.3%
	Walker & Dunlop, Inc.	257,239	16,175,188	0.3%
	Other Securities		1,034,684,346	20.2%

TOTAL FINANCIALS			1,106,117,668	21.6%

HEALTH CARE — (10.9%)
	CONMED Corp.	180,281	14,056,510	0.3%
*	CorVel Corp.	192,409	17,551,549	0.4%
	Ensign Group, Inc. (The)	448,680	26,400,331	0.5%
*	Providence Service Corp. (The)	126,723	14,896,289	0.3%
	Other Securities		516,700,472	10.0%

TOTAL HEALTH CARE			589,605,151	11.5%

INDUSTRIALS — (19.2%)
#	AAON, Inc.	354,757	20,721,356	0.4%
*	Aerovironment, Inc.	194,935	14,885,237	0.3%
*	BMC Stock Holdings, Inc.	381,526	15,104,614	0.3%

53

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
*	Casella Waste Systems, Inc., Class A	391,551	$21,139,838	0.4%
#*	Chart Industries, Inc.	213,872	18,061,490	0.4%
	ESCO Technologies, Inc.	177,756	14,876,400	0.3%
	Federal Signal Corp.	502,287	14,405,591	0.3%
	Forward Air Corp.	224,420	14,131,727	0.3%
*	Gibraltar Industries, Inc.	266,724	15,323,294	0.3%
*	Hub Group, Inc., Class A	270,168	13,543,522	0.3%
*	Kratos Defense & Security Solutions, Inc.	788,288	14,890,760	0.3%
	Matson, Inc.	288,987	15,012,875	0.3%
#*	Meritor, Inc.	579,373	14,101,939	0.3%
#	Omega Flex, Inc.	95,094	14,235,572	0.3%
*	Saia, Inc.	217,568	32,126,091	0.6%
	Other Securities		789,690,101	15.3%

TOTAL INDUSTRIALS			1,042,250,407	20.4%

INFORMATION TECHNOLOGY — (12.7%)
#	Badger Meter, Inc.	232,956	17,084,993	0.3%
*	Diodes, Inc.	319,954	18,502,940	0.4%
*	ExlService Holdings, Inc.	233,261	17,667,188	0.4%
*	Fabrinet	294,825	17,695,396	0.4%
*	FormFactor, Inc.	615,392	17,446,363	0.3%
*	Insight Enterprises, Inc.	285,320	15,221,822	0.3%
*	Lattice Semiconductor Corp.	648,727	22,640,572	0.5%
*	Plexus Corp.	225,831	15,704,288	0.3%
#*	Synaptics, Inc.	242,741	18,610,952	0.4%
*	Virtusa Corp.	293,269	14,751,431	0.3%
	Other Securities		516,823,177	9.9%

TOTAL INFORMATION TECHNOLOGY			692,149,122	13.5%

MATERIALS — (5.4%)
	Stepan Co.	171,120	19,925,213	0.4%
	Other Securities		273,944,003	5.3%

TOTAL MATERIALS			293,869,216	5.7%

REAL ESTATE — (0.9%)
	Other Securities		48,902,210	1.0%

UTILITIES — (1.7%)
	California Water Service Group	337,112	15,025,082	0.3%
	Other Securities		76,764,480	1.5%

TOTAL UTILITIES			91,789,562	1.8%

TOTAL COMMON STOCKS			5,093,225,364	99.5%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		533,981	0.0%

INDUSTRIALS — (0.1%)
	Other Security		1,614,476	0.0%

TOTAL PREFERRED STOCKS			2,148,457	0.0%

54

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$508	0.0%

COMMUNICATION SERVICES — (0.0%)
Other Security		9,117	0.0%

TOTAL RIGHTS/WARRANTS		9,625	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,806,894,455)		5,095,383,446

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	38,842,522	38,842,522	0.8%

SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	26,463,162	306,205,247	6.0%

TOTAL INVESTMENTS — (100.0%) (Cost $4,151,899,823)		$5,440,431,215	106.3%

As of October 31, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	245	12/18/20	$41,242,107	$39,992,575	$(1,249,532)

Total Futures Contracts			$41,242,107	$39,992,575	$(1,249,532)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$119,587,538	—	—	$119,587,538
Consumer Discretionary	730,723,963	$11,479	—	730,735,442
Consumer Staples	213,364,534	—	—	213,364,534
Energy	164,854,514	—	—	164,854,514
Financials	1,106,095,478	22,190	—	1,106,117,668
Health Care	589,411,044	194,107	—	589,605,151
Industrials	1,042,249,840	567	—	1,042,250,407
Information Technology	692,136,284	12,838	—	692,149,122
Materials	293,869,216	—	—	293,869,216
Real Estate	48,902,210	—	—	48,902,210
Utilities	91,789,562	—	—	91,789,562
Preferred Stocks
Communication Services	533,981	—	—	533,981
Industrials	1,614,476	—	—	1,614,476

55

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Communication Services	—	$9,117	—	$9,117
Consumer Discretionary	—	508	—	508
Temporary Cash Investments	$38,842,522	—	—	38,842,522
Securities Lending Collateral	—	306,205,247	—	306,205,247
Futures Contracts**	(1,249,532)	—	—	(1,249,532)

TOTAL	$5,132,725,630	$306,456,053	—	$5,439,181,683

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

56

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (4.8%)
Verizon Communications, Inc.	2,503,435	$142,670,761	3.9%
Other Securities		32,181,620	0.9%

TOTAL COMMUNICATION SERVICES		174,852,381	4.8%

CONSUMER DISCRETIONARY — (16.4%)
* Amazon.com, Inc.	55,442	168,330,228	4.6%
Best Buy Co., Inc.	244,687	27,294,835	0.8%
* Booking Holdings, Inc.	17,405	28,239,613	0.8%
eBay, Inc.	595,572	28,367,094	0.8%
Home Depot, Inc. (The)	123,001	32,805,597	0.9%
Lowe’s Cos., Inc.	274,603	43,414,734	1.2%
NIKE, Inc., Class B	511,510	61,422,121	1.7%
* O’Reilly Automotive, Inc.	41,256	18,012,370	0.5%
Target Corp.	272,381	41,461,836	1.1%
TJX Cos., Inc. (The)	564,832	28,693,466	0.8%
Other Securities		119,975,952	3.3%

TOTAL CONSUMER DISCRETIONARY		598,017,846	16.5%

CONSUMER STAPLES — (10.7%)
Altria Group, Inc.	940,393	33,929,379	0.9%
Coca-Cola Co. (The)	2,178,510	104,699,191	2.9%
Costco Wholesale Corp.	53,048	18,971,026	0.5%
Kroger Co. (The)	569,019	18,328,102	0.5%
PepsiCo, Inc.	708,342	94,414,905	2.6%
Other Securities		122,062,908	3.4%

TOTAL CONSUMER STAPLES		392,405,511	10.8%

ENERGY — (0.4%)
Other Securities		14,414,209	0.4%

FINANCIALS — (2.5%)
S&P Global, Inc.	77,507	25,013,834	0.7%
Other Securities		67,515,486	1.9%

TOTAL FINANCIALS		92,529,320	2.6%

HEALTH CARE — (14.3%)
AbbVie, Inc.	1,081,847	92,065,180	2.5%
Amgen, Inc.	324,244	70,341,493	1.9%
Bristol-Myers Squibb Co.	419,170	24,500,487	0.7%
Eli Lilly and Co.	314,591	41,041,542	1.1%
Johnson & Johnson	463,240	63,514,836	1.8%
Merck & Co., Inc.	1,532,728	115,276,473	3.2%
Zoetis, Inc.	180,844	28,672,816	0.8%
Other Securities		85,190,732	2.3%

TOTAL HEALTH CARE		520,603,559	14.3%

INDUSTRIALS — (12.8%)
3M Co.	323,601	51,763,216	1.4%
Caterpillar, Inc.	295,017	46,332,420	1.3%
Deere & Co.	80,414	18,166,327	0.5%

57

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Illinois Tool Works, Inc.	102,317	$20,041,854	0.6%
Lockheed Martin Corp.	90,153	31,565,270	0.9%
Union Pacific Corp.	408,543	72,389,734	2.0%
United Parcel Service, Inc., Class B	255,744	40,179,940	1.1%
Waste Management, Inc.	187,185	20,199,133	0.6%
Other Securities		168,152,357	4.5%

TOTAL INDUSTRIALS		468,790,251	12.9%

INFORMATION TECHNOLOGY — (34.2%)
Accenture P.L.C., Class A	294,585	63,898,432	1.8%
Apple, Inc.	1,537,880	167,413,617	4.6%
* Autodesk, Inc.	94,223	22,193,285	0.6%
Automatic Data Processing, Inc.	214,036	33,809,127	0.9%
Cisco Systems, Inc.	1,033,920	37,117,728	1.0%
International Business Machines Corp.	516,074	57,624,823	1.6%
Intuit, Inc.	72,986	22,967,234	0.6%
KLA Corp.	146,032	28,794,590	0.8%
Lam Research Corp.	65,620	22,447,290	0.6%
Mastercard, Inc., Class A	369,835	106,749,174	2.9%
Microsoft Corp.	824,416	166,919,508	4.6%
Oracle Corp.	1,104,739	61,986,905	1.7%
Paychex, Inc.	331,639	27,277,308	0.8%
QUALCOMM, Inc.	417,906	51,552,884	1.4%
Texas Instruments, Inc.	441,205	63,793,831	1.8%
# Visa, Inc., Class A	763,323	138,703,422	3.8%
Other Securities		172,995,011	4.8%

TOTAL INFORMATION TECHNOLOGY		1,246,244,169	34.3%

MATERIALS — (1.9%)
Sherwin-Williams Co. (The)	28,835	19,837,903	0.6%
Other Securities		49,968,863	1.3%

TOTAL MATERIALS		69,806,766	1.9%

UTILITIES — (0.1%)
Other Security		2,914,668	0.1%

TOTAL COMMON STOCKS (Cost $3,169,191,558)		3,580,578,680	98.6%

TEMPORARY CASH INVESTMENTS — (1.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	48,363,851	48,363,851	1.3%

SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	1,686,760	19,517,500	0.6%

TOTAL INVESTMENTS — (100.0%) (Cost $3,237,072,518)		$3,648,460,031	100.5%

58

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2020, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	12/18/20	$24,581,488	$23,995,545	$(585,943)

Total Futures Contracts			$24,581,488	$23,995,545	$(585,943)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$174,852,381	—	—	$174,852,381
Consumer Discretionary	598,017,846	—	—	598,017,846
Consumer Staples	392,405,511	—	—	392,405,511
Energy	14,414,209	—	—	14,414,209
Financials	92,529,320	—	—	92,529,320
Health Care	520,603,559	—	—	520,603,559
Industrials	468,790,251	—	—	468,790,251
Information Technology	1,246,244,169	—	—	1,246,244,169
Materials	69,806,766	—	—	69,806,766
Utilities	2,914,668	—	—	2,914,668
Temporary Cash Investments	48,363,851	—	—	48,363,851
Securities Lending Collateral	—	$19,517,500	—	19,517,500
Futures Contracts**	(585,943)	—	—	(585,943)

TOTAL	$3,628,356,588	$19,517,500	—	$3,647,874,088

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

59

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
REAL ESTATE — (96.9%)
#	Alexandria Real Estate Equities, Inc.	1,080,010	$163,643,115	2.0%
	American Campus Communities, Inc.	1,179,803	44,195,420	0.5%
	American Homes 4 Rent, Class A	2,370,859	67,024,184	0.8%
	American Tower Corp.	3,359,986	771,620,785	9.5%
	AvalonBay Communities, Inc.	1,206,043	167,796,763	2.1%
	Boston Properties, Inc.	1,267,448	91,775,910	1.1%
	Camden Property Trust	835,112	77,030,731	0.9%
	CoreSite Realty Corp.	354,067	42,261,437	0.5%
	Crown Castle International Corp.	3,456,391	539,888,274	6.6%
	CubeSmart	1,662,739	56,416,734	0.7%
	CyrusOne, Inc.	1,001,327	71,144,283	0.9%
	Digital Realty Trust, Inc.	2,281,940	329,283,942	4.0%
	Duke Realty Corp	3,180,064	120,810,631	1.5%
	EastGroup Properties, Inc.	337,444	44,907,047	0.6%
	Equinix, Inc.	512,115	374,478,973	4.6%
	Equity LifeStyle Properties, Inc.	1,468,537	86,922,705	1.1%
	Equity Residential	3,189,647	149,849,616	1.8%
	Essex Property Trust, Inc.	558,937	114,352,921	1.4%
	Extra Space Storage, Inc.	1,094,927	126,956,786	1.6%
#	Federal Realty Investment Trust	615,997	42,368,274	0.5%
	First Industrial Realty Trust, Inc.	1,090,085	43,396,284	0.5%
	Gaming and Leisure Properties, Inc.	1,775,668	64,545,532	0.8%
	Healthcare Trust of America, Inc., Class A	1,873,500	45,526,050	0.6%
	Healthpeak Properties, Inc.	4,615,724	124,486,076	1.5%
	Host Hotels & Resorts, Inc.	6,048,203	63,385,167	0.8%
	Invitation Homes, Inc.	4,801,529	130,889,681	1.6%
#	Iron Mountain, Inc.	2,468,760	64,335,886	0.8%
	Kilroy Realty Corp.	887,969	41,805,581	0.5%
	Lamar Advertising Co., Class A	741,088	45,917,812	0.6%
	Life Storage, Inc.	401,882	45,874,830	0.6%
	Medical Properties Trust, Inc.	4,525,713	80,648,206	1.0%
	Mid-America Apartment Communities, Inc.	980,539	114,360,264	1.4%
#	National Retail Properties, Inc.	1,486,585	47,585,586	0.6%
#	Omega Healthcare Investors, Inc.	1,950,642	56,197,996	0.7%
	Prologis, Inc.	6,102,407	605,358,774	7.4%
	Public Storage	1,334,600	305,716,822	3.8%
	Realty Income Corp.	2,954,748	170,961,719	2.1%
	Regency Centers Corp.	1,455,656	51,806,797	0.6%
	Rexford Industrial Realty, Inc.	1,029,867	47,847,621	0.6%
	SBA Communications Corp.	958,732	278,387,011	3.4%
#	Simon Property Group, Inc.	2,620,970	164,623,126	2.0%
#	STORE Capital Corp.	2,060,858	52,964,051	0.7%
	Sun Communities, Inc.	833,731	114,746,398	1.4%
	UDR, Inc.	2,527,452	78,957,600	1.0%
	Ventas, Inc.	3,197,471	126,204,180	1.6%
	VEREIT, Inc.	9,239,655	57,285,861	0.7%
#	Vornado Realty Trust	1,391,632	42,764,851	0.5%
	Welltower, Inc.	3,574,385	192,194,681	2.4%
	WP Carey, Inc.	1,492,600	93,451,686	1.2%
	Other Securities		1,248,681,367	15.3%

TOTAL COMMON STOCKS (Cost $6,198,466,873)			8,083,636,027	99.4%

60

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	51,245,277	$51,245,277	0.6%

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	18,247,780	211,145,063	2.6%

TOTAL INVESTMENTS — (100.0%) (Cost $6,460,823,695)		$8,346,026,367	102.6%

As of October 31, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	301	12/18/20	$50,520,475	$49,133,735	$(1,386,740)

Total Futures Contracts			$50,520,475	$49,133,735	$(1,386,740)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,083,511,232	$124,795	—	$8,083,636,027
Temporary Cash Investments	51,245,277	—	—	51,245,277
Securities Lending Collateral	—	211,145,063	—	211,145,063
Futures Contracts**	(1,386,740)	—	—	(1,386,740)

TOTAL	$8,133,369,769	$211,269,858	—	$8,344,639,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$18,721,211	—
Investment Securities at Value (including $9,865, $11,941, $0 and $532,003 of securities on loan, respectively)	$430,483	$1,687,115	—	$8,701,980
Temporary Cash Investments at Value & Cost.	—	5,472	—	75,312
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $10,071, $7,227, $0 and $264,809, respectively)	10,071	7,230	—	264,862
Segregated Cash for Futures Contracts	—	—	—	5,712
Foreign Currencies at Value	2	—	—	—
Cash	6,664	—	—	463
Receivables:
Investment Securities Sold	—	990	—	29,489
Dividends and Interest	2,585	1,684	—	4,303
Securities Lending Income	2	3	—	754
Fund Shares Sold	316	724	14,442	5,129
Unrealized Gain on Forward Currency Contracts	640	—	—	—
Prepaid Expenses and Other Assets	26	22	164	138

Total Assets	450,789	1,703,240	18,735,817	9,088,142

LIABILITIES:
Payables:
Upon Return of Securities Loaned	10,070	7,235	—	265,031
Investment Securities Purchased	—	910	—	10,841
Fund Shares Redeemed	2,230	1,251	17,027	10,801
Due to Advisor	18	180	2,160	2,561
Futures Margin Variation	5,020	—	—	895
Unrealized Loss on Forward Currency Contracts	36	—	—	—
Accrued Expenses and Other Liabilities	93	226	1,553	1,359

Total Liabilities	17,467	9,802	20,740	291,488

NET ASSETS.	$433,322	$1,693,438	$18,715,077	$8,796,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $31,832 and shares outstanding of 0, 0, 0 and 1,714,202, respectively	N/A	N/A	N/A	$18.57

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $52,931 and shares outstanding of 0, 0, 0 and 2,864,920, respectively	N/A	N/A	N/A	$18.48

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $433,322; $1,693,438; $18,715,077 and $8,711,891 and shares outstanding of 30,816,411, 84,642,177, 595,948,803 and 469,088,971, respectively	$14.06	$20.01	$31.40	$18.57

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$425,774	$1,144,648	N/A	$8,822,696

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$400,913	$1,157,965	$15,579,829	$9,089,304
Total Distributable Earnings (Loss)	32,409	535,473	3,135,248	(292,650)

NET ASSETS	$433,322	$1,693,438	$18,715,077	$8,796,654

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $690,483, $730,353, $914,062 and $250,355 of securities on loan, respectively)	$10,369,594	$24,172,515	$25,475,679	$3,581,099
Temporary Cash Investments at Value & Cost	102,809	206,512	96,901	27,592
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $361,036, $343,739, $424,115 and $142,134, respectively)	361,122	343,800	424,201	142,157
Segregated Cash for Futures Contracts	7,080	15,696	9,360	2,064
Cash	—	1,423	1,467	210
Receivables:
Investment Securities Sold	29,489	21,268	70,446	4,355
Dividends and Interest	5,779	22,241	21,215	2,865
Securities Lending Income	1,266	285	439	121
Fund Shares Sold	7,009	12,547	18,508	1,679
Futures Margin Variation	—	—	4,333	—
Prepaid Expenses and Other Assets	133	252	287	62

Total Assets	10,884,281	24,796,539	26,122,836	3,762,204

LIABILITIES:
Payables:
Upon Return of Securities Loaned	361,021	344,060	424,431	142,186
Investment Securities Purchased	25,663	—	—	—
Fund Shares Redeemed	9,056	16,258	21,163	5,487
Due to Advisor	4,450	3,038	3,894	891
Futures Margin Variation	1,109	2,459	—	324
Accrued Expenses and Other Liabilities	1,925	2,790	3,043	600

Total Liabilities	403,224	368,605	452,531	149,488

NET ASSETS	$10,481,057	$24,427,934	$25,670,305	$3,612,716

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,481,057; $24,427,934; $25,670,305 and $3,612,716 and shares outstanding of 383,424,506, 967,696,451, 1,126,568,595 and 212,489,787, respectively	$27.34	$25.24	$22.79	$17.00

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,549,248	$13,904,125	$14,953,741	$2,339,393

NET ASSETS CONSIST OF:
Paid-In Capital	$10,191,695	$14,282,052	$15,273,995	$2,390,597
Total Distributable Earnings (Loss)	289,362	10,145,882	10,396,310	1,222,119

NET ASSETS	$10,481,057	$24,427,934	$25,670,305	$3,612,716

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,210,774, $470,301, $86,134 and $270,990 of securities on loan, respectively)	$13,086,861	$5,095,383	$3,580,579	$8,083,636
Temporary Cash Investments at Value & Cost	37,484	38,843	48,364	51,245
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $693,239, $306,163, $19,517 and $211,112, respectively)	693,347	306,205	19,518	211,145
Segregated Cash for Futures Contracts	8,752	2,940	1,764	3,612
Cash	348	130	—	—
Receivables:
Investment Securities Sold	85,028	11,101	661	810
Dividends and Interest	4,144	2,415	5,063	5,016
Securities Lending Income	567	289	3	123
Fund Shares Sold	7,445	1,827	15,053	5,329
Prepaid Expenses and Other Assets	128	52	98	87

Total Assets	13,924,104	5,459,185	3,671,103	8,361,003

LIABILITIES:
Payables:
Upon Return of Securities Loaned	693,630	306,172	19,528	211,253
Investment Securities Purchased	—	10,342	19,000	—
Fund Shares Redeemed	29,665	18,928	2,231	9,334
Due to Advisor	3,857	2,173	629	1,094
Futures Margin Variation	5,262	461	277	566
Accrued Expenses and Other Liabilities	1,960	851	313	1,201

Total Liabilities	734,374	338,927	41,978	223,448

NET ASSETS	$13,189,730	$5,120,258	$3,629,125	$8,137,555

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,189,730; $5,120,258; $3,629,125 and $8,137,555 and shares outstanding of 425,517,417, 281,471,873, 248,480,597 and 237,888,973, respectively	$31.00	$18.19	$14.61	$34.21

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$10,541,517	$3,806,894	$3,169,192	$6,198,467

NET ASSETS CONSIST OF:
Paid-In Capital	$10,947,869	$3,856,229	$3,237,959	$6,265,551
Total Distributable Earnings (Loss)	2,241,861	1,264,029	391,166	1,872,004

NET ASSETS	$13,189,730	$5,120,258	$3,629,125	$8,137,555

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$574,925	—
Income from Securities Lending	—	—	1,315	—
Expenses Allocated from Affiliated Investment Companies.	—	—	(24,053)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	552,187	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $211, respectively)	—	$31,202	—	$181,967
Interest	$4,163	—	—	—
Income from Securities Lending	4	87	—	6,746

Total Fund Investment Income	4,167	31,289	—	188,713

Fund Expenses
Investment Management Fees	589	2,197	51,858	31,689
Accounting & Transfer Agent Fees.	88	344	2,898	1,244
S&P 500® Fees	8	—	—	—
Custodian Fees	19	24	4	126
Shareholder Servicing Fees
Class R1 Shares	—	—	—	40
Class R2 Shares	—	—	—	130
Filing Fees	105	71	264	291
Shareholders’ Reports	38	44	664	456
Directors’/Trustees’ Fees & Expenses	3	14	170	74
Professional Fees	5	29	76	167
Previously Waived Fees Recovered by Advisor (Note C)	4	—	—	—
Other	10	52	114	247

Total Fund Expenses	869	2,775	56,048	34,464

Fees Waived, Expenses Reimbursed by Advisor (Note C)	265	—	21,796	—
Fees Paid Indirectly (Note C)	7	—	—	—

Net Expenses	597	2,775	34,252	34,464

Net Investment Income (Loss)	3,570	28,514	517,935	154,249

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(5,357)	(7,109)	—	(208,930)
Affiliated Investment Companies Shares Sold	—	(3)	—	(87)
Transactions Allocated from Affiliated Investment Company**	—	—	(475,431)	—
Futures	62,220	728	—	30,041
Foreign Currency Transactions	7	—	—	—
Forward Currency Contracts	(458)	—	—	—
In-Kind Redemptions	—	93,249	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,838	71,706	—	(1,239,691)
Affiliated Investment Companies Shares	—	1	—	(49)
Transactions Allocated from Affiliated Investment Company	—	—	(3,030,639)	—
Futures	(29,969)	—	—	(6,182)
Translation of Foreign Currency-Denominated Amounts	3	—	—	—
Forward Currency Contracts	3,144	—	—	—
Net Realized and Unrealized Gain (Loss)	34,428	158,572	(3,506,070)	(1,424,898)

Net Increase (Decrease) in Net Assets Resulting from Operations	$37,998	$187,086	$(2,988,135)	$(1,270,649)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $408, $57, $85 and $33, respectively)	$232,307	$467,330	$478,513	$73,708
Income from Securities Lending	9,395	6,174	8,072	1,741

Total Investment Income	241,702	473,504	486,585	75,449

Expenses
Investment Management Fees	56,658	38,141	47,989	11,392
Accounting & Transfer Agent Fees	1,929	4,601	4,380	768
Custodian Fees	157	268	279	59
Filing Fees	271	418	447	79
Shareholders’ Reports	577	428	464	152
Directors’/Trustees’ Fees & Expenses	90	201	215	31
Professional Fees	240	419	442	74
Other	290	592	620	102

Total Expenses	60,212	45,068	54,836	12,657

Net Expenses	60,212	45,068	54,836	12,657

Net Investment Income (Loss)	181,490	428,436	431,749	62,792

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(549,806)	(205,702)	(219,209)	(33,632)
Affiliated Investment Companies Shares Sold	96	(198)	(245)	—
Futures	37,980	62,649	70,979	10,976
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,439,781)	888,856	884,643	(329,953)
Affiliated Investment Companies Shares	(46)	(77)	(60)	(10)
Futures	(3,779)	(7,658)	(5,919)	(835)

Net Realized and Unrealized Gain (Loss)	(1,955,336)	737,870	730,189	(353,454)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,773,846)	$1,166,306	$1,161,938	$(290,662)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $130, $73, $0 and $0, respectively)	$210,583	$79,801	$50,532	$269,527
Income from Securities Lending	11,520	4,230	58	1,661
Total Investment Income	222,103	84,031	50,590	271,188
Fund Expenses
Investment Management Fees	49,581	27,038	5,036	15,822
Accounting & Transfer Agent Fees	2,019	949	516	1,548
Custodian Fees	178	84	27	104
Filing Fees	242	128	256	145
Shareholders’ Reports	523	202	78	388
Directors’/Trustees’ Fees & Expenses	115	42	22	71
Professional Fees	261	103	37	159
Previously Waived Fees Recovered by Advisor (Note C)	—	—	156	89
Other	361	138	55	206

Total Fund Expenses	53,280	28,684	6,183	18,532

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1,779

Net Expenses	53,280	28,684	6,183	16,753

Net Investment Income (Loss)	168,823	55,347	44,407	254,435

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(308,827)	(40,080)	(15,559)	(22,481)
Affiliated Investment Companies Shares Sold	(41)	43	(7)	(25)
Futures	46,362	18,436	2,286	23,323
In-Kind Redemptions	(35,598)	—	27,518	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(811,821)	(682,708)	227,487	(2,026,772)
Affiliated Investment Companies Shares	(100)	(28)	—	8
Futures	(7,408)	(2,304)	(586)	(2,293)

Net Realized and Unrealized Gain (Loss)	(1,117,433)	(706,641)	241,139	(2,028,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(948,610)	$(651,294)	$285,546	$(1,773,805)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,570	$6,515	$28,514	$27,544	$517,935	$583,994
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(5,357)	(598)	(7,109)	7,768	—	—
Affiliated Investment Companies Shares Sold	—	—	(3)	(1)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(475,431)	567,299
Futures	62,220	3,117	728	1,076	—	—
Foreign Currency Transactions	7	(22)	—	—	—	—
Forward Currency Contracts	(458)	4,580	—	—	—	—
In-Kind Redemptions	—	—	93,249	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,838	4,904	71,706	161,776	—	—
Affiliated Investment Companies Shares	—	—	1	1	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(3,030,639)	520,416
Futures	(29,969)	32,621	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	3	17	—	—	—	—
Forward Currency Contracts	3,144	(2,987)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	37,998	48,147	187,086	198,164	(2,988,135)	1,671,709

Distributions:
Institutional Class Shares	(34,948)	(20,957)	(30,188)	(27,532)	(1,034,667)	(1,739,287)
Capital Share Transactions (1):
Shares Issued	127,765	119,988	694,531	528,889	5,311,976	4,897,413
Shares Issued in Lieu of Cash Distributions	34,917	20,897	26,468	25,154	972,937	1,640,106
Shares Redeemed	(119,160)	(108,388)	(795,988)	(570,364)	(9,203,611)	(6,081,700)

Net Increase (Decrease) from Capital Share Transactions	43,522	32,497	(74,989)	(16,321)	(2,918,698)	455,819

Total Increase (Decrease) in Net Assets	46,572	59,687	81,909	154,311	(6,941,500)	388,241
Net Assets
Beginning of Year	386,750	327,063	1,611,529	1,457,218	25,656,577	25,268,336

End of Year	$433,322	$386,750	$1,693,438	$1,611,529	$18,715,077	$25,656,577

(1) Shares Issued and Redeemed:
Shares Issued	9,759	9,070	38,705	31,151	169,503	139,726
Shares Issued in Lieu of Cash Distributions	2,584	1,778	1,435	1,470	28,269	49,108
Shares Redeemed	(9,117)	(8,366)	(42,089)	(33,043)	(292,814)	(173,229)

Net Increase (Decrease) from Shares Issued and Redeemed	3,226	2,482	(1,949)	(422)	(95,042)	15,605

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$154,249	$152,032	$181,490	$176,818	$428,436	$428,002
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(208,930)	294,019	(549,806)	252,390	(205,702)	426,686
Affiliated Investment Companies Shares Sold	(87)	(25)	96	(15)	(198)	(10)
Futures	30,041	2,964	37,980	2,914	62,649	18,158
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,239,691)	(345,890)	(1,439,781)	(894,215)	888,856	1,821,725
Affiliated Investment Companies Shares	(49)	76	(46)	92	(77)	121
Futures	(6,182)	5,420	(3,779)	2,943	(7,658)	7,258

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,270,649)	108,596	(1,773,846)	(459,073)	1,166,306	2,701,940

Distributions:
Class R1 Shares	(1,803)	(2,513)	—	—	—	—
Class R2 Shares	(2,386)	(5,135)	—	—	—	—
Institutional Class Shares	(413,733)	(551,618)	(386,451)	(938,132)	(844,109)	(571,432)

Total Distributions	(417,922)	(559,266)	(386,451)	(938,132)	(844,109)	(571,432)

Capital Share Transactions (1):
Shares Issued	2,950,839	2,637,809	3,909,907	3,592,295	5,109,364	5,380,108
Shares Issued in Lieu of Cash Distributions	397,269	530,049	350,431	853,450	826,332	558,896
Shares Redeemed	(3,647,254)	(2,395,979)	(5,385,497)	(4,014,642)	(8,422,017)	(5,107,180)

Net Increase (Decrease) from Capital Share Transactions	(299,146)	771,879	(1,125,159)	431,103	(2,486,321)	831,824

Total Increase (Decrease) in Net Assets	(1,987,717)	321,209	(3,285,456)	(966,102)	(2,164,124)	2,962,332
Net Assets
Beginning of Year	10,784,371	10,463,162	13,766,513	14,732,615	26,592,058	23,629,726

End of Year	$8,796,654	$10,784,371	$10,481,057	$13,766,513	$24,427,934	$26,592,058

(1) Shares Issued and Redeemed:
Shares Issued	176,340	121,444	157,707	110,892	224,581	236,496
Shares Issued in Lieu of Cash Distributions	19,124	25,877	11,192	27,705	33,942	25,053
Shares Redeemed	(205,273)	(109,962)	(205,274)	(123,617)	(366,844)	(223,481)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,809)	37,359	(36,375)	14,980	(108,321)	38,068

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$431,749	$439,783	$62,792	$68,989	$168,823	$193,190
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(219,209)	599,875	(33,632)	79,679	(308,827)	442,056
Affiliated Investment Companies Shares Sold	(245)	(16)	—	(8)	(41)	19
Futures	70,979	12,596	10,976	5,143	46,362	6,738
In-Kind Redemptions	—	—	—	—	(35,598)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign
Currency	884,643	1,487,083	(329,953)	107,790	(811,821)	(403,731)
Affiliated Investment Companies
Shares	(60)	119	(10)	24	(100)	172
Futures	(5,919)	11,243	(835)	(433)	(7,408)	5,348

Net Increase (Decrease) in Net Assets Resulting from Operations	1,161,938	2,550,683	(290,662)	261,184	(948,610)	243,792

Distributions:
Institutional Class Shares	(1,009,996)	(706,196)	(138,844)	(171,794)	(566,104)	(770,283)
Capital Share Transactions (1):
Shares Issued	5,050,810	5,306,857	986,322	1,046,904	2,924,772	3,562,046
Shares Issued in Lieu of Cash Distributions	987,748	689,550	131,363	161,116	535,844	729,294
Shares Redeemed	(8,349,350)	(4,689,389)	(1,659,075)	(1,324,567)	(6,148,667)	(3,675,805)

Net Increase (Decrease) from Capital Share Transactions	(2,310,792)	1,307,018	(541,390)	(116,547)	(2,688,051)	615,535

Total Increase (Decrease) in Net Assets	(2,158,850)	3,151,505	(970,896)	(27,157)	(4,202,765)	89,044
Net Assets
Beginning of Year	27,829,155	24,677,650	4,583,612	4,610,769	17,392,495	17,303,451

End of Year	$25,670,305	$27,829,155	$3,612,716	$4,583,612	$13,189,730	$17,392,495

(1) Shares Issued and Redeemed:
Shares Issued.	251,003	253,504	65,693	59,429	104,186	109,061
Shares Issued in Lieu of Cash Distributions	44,273	33,907	7,398	9,622	16,348	23,700
Shares Redeemed	(396,679)	(220,975)	(105,588)	(74,594)	(209,613)	(112,260)

Net Increase (Decrease) from Shares Issued and Redeemed	(101,403)	66,436	(32,497)	(5,543)	(89,079)	20,501

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$55,347	$62,058	$44,407	$20,045	$254,435	$131,211
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(40,080)	138,583	(15,559)	(7,380)	(22,481)	145,222
Affiliated Investment Companies Shares Sold	43	(10)	(7)	(1)	(25)	(19)
Futures	18,436	(1,815)	2,286	(52)	23,323	(1,177)
In-Kind Redemptions	—	—	27,518	—	—	50,622
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(682,708)	(192,068)	227,487	174,344	(2,026,772)	1,820,026
Affiliated Investment Companies Shares	(28)	55	—	1	8	20
Futures	(2,304)	3,769	(586)	—	(2,293)	1,373

Net Increase (Decrease) in Net Assets Resulting from Operations	(651,294)	10,572	285,546	186,957	(1,773,805)	2,147,278

Distributions:
Institutional Class Shares	(181,299)	(310,436)	(40,426)	(18,698)	(234,099)	(212,725)
Capital Share Transactions (1):
Shares Issued	1,188,177	1,191,565	2,358,261	1,044,168	2,195,792	2,154,389
Shares Issued in Lieu of Cash Distributions	167,021	286,363	39,951	18,687	201,446	176,698
Shares Redeemed	(1,753,646)	(1,305,081)	(717,509)	(250,540)	(2,923,216)	(2,171,861)

Net Increase (Decrease) from Capital Share Transactions	(398,448)	172,847	1,680,703	812,315	(525,978)	159,226

Total Increase (Decrease) in Net Assets	(1,231,041)	(127,017)	1,925,823	980,574	(2,533,882)	2,093,779
Net Assets
Beginning of Year	6,351,299	6,478,316	1,703,302	722,728	10,671,437	8,577,658

End of Year	$5,120,258	$6,351,299	$3,629,125	$1,703,302	$8,137,555	$10,671,437

(1) Shares Issued and Redeemed:
Shares Issued	71,569	59,202	171,069	84,124	61,450	57,187
Shares Issued in Lieu of Cash Distributions	8,253	15,096	2,876	1,503	5,475	4,909
Shares Redeemed	(103,964)	(64,786)	(51,527)	(20,561)	(83,732)	(58,685)

Net Increase (Decrease) from Shares Issued and Redeemed	(24,142)	9,512	122,418	65,066	(16,807)	3,411

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio					U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$14.02	$13.03	$14.54	$12.22	$12.54	$18.61	$16.75	$15.93	$13.06	$12.86

Income from Investment Operations (A)
Net Investment Income (Loss)	0.12	0.26	0.26	0.18	0.10	0.32	0.31	0.28	0.26	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17	1.60	0.52	2.63	0.45	1.42	1.86	0.81	2.87	0.19

Total from Investment Operations	1.29	1.86	0.78	2.81	0.55	1.74	2.17	1.09	3.13	0.44

Less Distributions:
Net Investment Income	(0.11)	(0.30)	(0.25)	(0.13)	(0.08)	(0.31)	(0.31)	(0.27)	(0.26)	(0.24)
Net Realized Gains	(1.14)	(0.57)	(2.04)	(0.36)	(0.79)	(0.03)	—	—	—	—

Total Distributions	(1.25)	(0.87)	(2.29)	(0.49)	(0.87)	(0.34)	(0.31)	(0.27)	(0.26)	(0.24)

Net Asset Value, End of Year	$14.06	$14.02	$13.03	$14.54	$12.22	$20.01	$18.61	$16.75	$15.93	$13.06

Total Return	9.55%	15.67%	5.62%	23.53%	4.75%	9.52%	13.13%	6.82%	24.16%	3.51%

Net Assets, End of Year (thousands)	$433,322	$386,750	$327,063	$322,347	$238,413	$1,693,438	$1,611,529	$1,457,218	$1,212,883	$851,323
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.18%	0.23%	0.16%	0.19%	0.17%	0.17%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.25%	0.23%	0.24%	0.24%	0.16%	0.19%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.89%	1.98%	1.94%	1.36%	0.80%	1.68%	1.77%	1.64%	1.74%	1.99%
Portfolio Turnover Rate	90%	109%	91%	122%	119%	20%	22%	7%	11%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$37.13	$37.41	$38.84	$32.63	$33.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.79	0.83	0.78	0.74	0.70
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.98)	1.45	0.35	6.99	0.71

Total from Investment Operations	(4.19)	2.28	1.13	7.73	1.41

Less Distributions:
Net Investment Income	(0.73)	(0.76)	(0.73)	(0.70)	(0.70)
Net Realized Gains	(0.81)	(1.80)	(1.83)	(0.82)	(1.35)

Total Distributions	(1.54)	(2.56)	(2.56)	(1.52)	(2.05)

Net Asset Value, End of Year	$31.40	$37.13	$37.41	$38.84	$32.63

Total Return	(11.56%)	6.97%	2.79%	24.11%	4.58%

Net Assets, End of Year (thousands)	$18,715,077	$25,656,577	$25,268,336	$23,732,871	$17,673,253
Ratio of Expenses to Average Net Assets (B)	0.27%	0.28%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.33%	1.98%	2.03%	2.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$22.30	$23.45	$25.15	$21.26	$21.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.30	0.28	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.19)	(0.24)	(0.63)	4.66	0.60

Total from Investment Operations	(2.89)	0.06	(0.35)	4.91	0.84

Less Distributions:
Net Investment Income	(0.27)	(0.27)	(0.26)	(0.24)	(0.27)
Net Realized Gains	(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.84)	(1.21)	(1.35)	(1.02)	(1.16)

Net Asset Value, End of Year	$18.57	$22.30	$23.45	$25.15	$21.26

Total Return	(13.34%)	0.78%	(1.61%)	23.32%	4.21%

Net Assets, End of Year (thousands)	$31,832	$56,378	$47,848	$54,960	$35,661
Ratio of Expenses to Average Net Assets	0.47%	0.48%	0.47%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.34%	1.10%	1.03%	1.16%
Portfolio Turnover Rate	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$22.18	$23.32	$25.03	$21.16	$21.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.27	0.24	0.21	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.16)	(0.23)	(0.63)	4.65	0.60

Total from Investment Operations	(2.89)	0.04	(0.39)	4.86	0.80

Less Distributions:
Net Investment Income	(0.24)	(0.24)	(0.23)	(0.21)	(0.26)
Net Realized Gains	(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.81)	(1.18)	(1.32)	(0.99)	(1.15)

Net Asset Value, End of Year	$18.48	$22.18	$23.32	$25.03	$21.16

Total Return	(13.42%)	0.64%	(1.79%)	23.17%	4.04%

Net Assets, End of Year (thousands)	$52,931	$72,669	$108,168	$156,809	$147,945
Ratio of Expenses to Average Net Assets	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.21%	0.95%	0.90%	1.00%
Portfolio Turnover Rate	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$22.31	$23.46	$25.16	$21.26	$21.56

Income (loss) from Investment Operations (A)
Net Investment Income (Loss)	0.31	0.32	0.30	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.19)	(0.23)	(0.63)	4.67	0.60

Total from Investment Operations	(2.88)	0.09	(0.33)	4.94	0.85

Less Distributions:
Net Investment Income	(0.29)	(0.30)	(0.28)	(0.26)	(0.26)
Net Realized Gains	(0.57)	(0.94)	(1.09)	(0.78)	(0.89)

Total Distributions	(0.86)	(1.24)	(1.37)	(1.04)	(1.15)

Net Asset Value, End of Year	$18.57	$22.31	$23.46	$25.16	$21.26

Total Return	(13.27%)	0.88%	(1.52%)	23.46%	4.29%

Net Assets, End of Year (thousands)	$8,711,891	$10,655,324	$10,307,146	$10,528,662	$7,884,683
Ratio of Expenses to Average Net Assets	0.37%	0.38%	0.37%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.65%	1.45%	1.20%	1.13%	1.24%
Portfolio Turnover Rate	20%	16%	23%	23%	28%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio					U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$32.79	$36.39	$39.07	$32.75	$33.08	$24.71	$22.77	$22.01	$18.00	$17.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.42	0.39	0.31	0.32	0.41	0.40	0.36	0.33	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.95)	(1.69)	(0.90)	7.71	1.06	0.93	2.08	0.88	4.12	0.30

Total from Investment Operations	(4.51)	(1.27)	(0.51)	8.02	1.38	1.34	2.48	1.24	4.45	0.63

Less Distributions:
Net Investment Income	(0.38)	(0.38)	(0.37)	(0.30)	(0.33)	(0.39)	(0.40)	(0.35)	(0.35)	(0.32)
Net Realized Gains	(0.56)	(1.95)	(1.80)	(1.40)	(1.38)	(0.42)	(0.14)	(0.13)	(0.09)	(0.21)

Total Distributions	(0.94)	(2.33)	(2.17)	(1.70)	(1.71)	(0.81)	(0.54)	(0.48)	(0.44)	(0.53)

Net Asset Value, End of Year	$27.34	$32.79	$36.39	$39.07	$32.75	$25.24	$24.71	$22.77	$22.01	$18.00

Total Return	(14.11%)	(3.04%)	(1.48%)	24.67%	4.49%	5.55%	11.18%	5.59%	24.93%	3.68%

Net Assets, End of Year (thousands)	$10,481,057	$13,766,513	$14,732,615	$15,165,867	$12,613,185	$24,427,934	$26,592,058	$23,629,726	$20,762,742	$14,960,159
Ratio of Expenses to Average Net Assets	0.52%	0.53%	0.52%	0.52%	0.52%	0.18%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.26%	1.00%	0.83%	1.01%	1.69%	1.72%	1.55%	1.64%	1.88%
Portfolio Turnover Rate	18%	19%	27%	24%	19%	3%	5%	3%	3%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio					U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$22.66	$21.25	$20.90	$17.19	$17.26	$18.71	$18.40	$19.16	$15.93	$16.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36	0.36	0.34	0.31	0.31	0.27	0.28	0.26	0.24	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.60	1.65	0.53	3.83	0.25	(1.40)	0.72	(0.10)	3.65	0.24

Total from Investment Operations	0.96	2.01	0.87	4.14	0.56	(1.13)	1.00	0.16	3.89	0.49

Less Distributions:
Net Investment Income	(0.33)	(0.37)	(0.32)	(0.31)	(0.30)	(0.25)	(0.27)	(0.25)	(0.23)	(0.25)
Net Realized Gains	(0.50)	(0.23)	(0.20)	(0.12)	(0.33)	(0.33)	(0.42)	(0.67)	(0.43)	(0.53)

Total Distributions	(0.83)	(0.60)	(0.52)	(0.43)	(0.63)	(0.58)	(0.69)	(0.92)	(0.66)	(0.78)

Net Asset Value, End of Year	$22.79	$22.66	$21.25	$20.90	$17.19	$17.00	$18.71	$18.40	$19.16	$15.93

Total Return	4.37%	9.78%	4.16%	24.36%	3.47%	(6.12%)	5.92%	0.69%	24.73%	3.28%

Net Assets, End of Year (thousands)	$25,670,305	$27,829,155	$24,677,650	$22,515,418	$16,851,046	$3,612,716	$4,583,612	$4,610,769	$4,724,003	$3,822,647
Ratio of Expenses to Average Net Assets	0.21%	0.22%	0.22%	0.22%	0.22%	0.32%	0.33%	0.32%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.63%	1.69%	1.53%	1.59%	1.87%	1.59%	1.53%	1.35%	1.36%	1.64%
Portfolio Turnover Rate	3%	6%	5%	5%	4%	13%	6%	10%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio					U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$33.80	$35.02	$36.48	$30.14	$30.84	$20.78	$21.88	$22.76	$18.58	$19.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.35	0.38	0.39	0.35	0.34	0.18	0.20	0.17	0.16	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.02)	(0.05)	(0.08)	7.17	0.77	(2.18)	(0.26)	0.12	5.12	0.60

Total from Investment Operations	(1.67)	0.33	0.31	7.52	1.11	(2.00)	(0.06)	0.29	5.28	0.76

Less Distributions:
Net Investment Income	(0.32)	(0.35)	(0.37)	(0.35)	(0.35)	(0.16)	(0.18)	(0.16)	(0.16)	(0.16)
Net Realized Gains	(0.81)	(1.20)	(1.40)	(0.83)	(1.46)	(0.43)	(0.86)	(1.01)	(0.94)	(1.02)

Total Distributions	(1.13)	(1.55)	(1.77)	(1.18)	(1.81)	(0.59)	(1.04)	(1.17)	(1.10)	(1.18)

Net Asset Value, End of Year	$31.00	$33.80	$35.02	$36.48	$30.14	$18.19	$20.78	$21.88	$22.76	$18.58

Total Return	(5.08%)	1.41%	0.77%	25.21%	3.89%	(9.87%)	0.24%	1.29%	28.91%	4.32%

Net Assets, End of Year (thousands)	$13,189,730	$17,392,495	$17,303,451	$16,931,787	$12,977,199	$5,120,258	$6,351,299	$6,478,316	$6,306,730	$5,128,323
Ratio of Expenses to Average Net Assets	0.36%	0.37%	0.37%	0.37%	0.37%	0.52%	0.53%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.13%	1.06%	1.04%	1.16%	1.00%	0.98%	0.74%	0.75%	0.88%
Portfolio Turnover Rate	3%	8%	13%	14%	10%	11%	15%	19%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio					DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 u to Oct 31, 2017		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$13.51	$11.85	$10.93	$10.00		$41.90	$34.14	$34.99	$34.32	$33.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.22	0.19	0.07		1.01	0.52 **	1.60	0.84	1.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.07	1.64	0.89	0.91		(7.77)	8.09 **	(0.69)	1.12	1.18

Total from Investment Operations	1.32	1.86	1.08	0.98		(6.76)	8.61	0.91	1.96	2.27

Less Distributions:
Net Investment Income	(0.22)	(0.20)	(0.16)	(0.05)		(0.87)	(0.85)	(1.65)	(0.98)	(0.99)
Net Realized Gains	—	—	—	—		(0.06)	—	(0.11)	(0.31)	—

Total Distributions	(0.22)	(0.20)	(0.16)	(0.05)		(0.93)	(0.85)	(1.76)	(1.29)	(0.99)

Net Asset Value, End of Period.	$14.61	$13.51	$11.85	$10.93		$34.21	$41.90	$34.14	$34.99	$34.32

Total Return	9.90%	15.88%	9.88%	9.84	%(C)	(16.27%)	25.64%	2.63%	5.86%	6.89%

Net Assets, End of Period (thousands)	$3,629,125	$1,703,302	$722,728	$141,073		$8,137,555	$10,671,437	$8,577,658	$8,281,176	$7,260,180
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.23	%(D)(E)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%	0.25%	0.27%	0.35	%(D)(E)	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.76%	1.73%	1.58%	1.45	%(D)(E)	2.73%	1.38%**	4.66%	2.43%	3.15%
Portfolio Turnover Rate	0%	4%	7%	0	%(C)	5%	3%	3%	1%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2020, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 10/31/20
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	85%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund is included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted

81

bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

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Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.15	%*
U.S. Large Cap Equity Portfolio	0.13	%*
U.S. Large Cap Value Portfolio	0.24	%*
U.S. Targeted Value Portfolio	0.34	%*
U.S. Small Cap Value Portfolio	0.49	%*
U.S. Core Equity 1 Portfolio	0.15	%*
U.S. Core Equity 2 Portfolio	0.18	%*
U.S. Vector Equity Portfolio	0.29	%*
U.S. Small Cap Portfolio	0.34	%*
U.S. Micro Cap Portfolio	0.49	%*
U.S. High Relative Profitability Portfolio	0.20%
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Enhanced U.S. Large Company Portfolio	0.20%	0.12%
U.S. Large Cap Equity Portfolio	0.15%	0.12%
U.S. Large Cap Value Portfolio	0.25%	0.23%
U.S. Targeted Value Portfolio	0.35%	0.33%
U.S. Small Cap Value Portfolio	0.50%	0.48%
U.S. Core Equity 1 Portfolio	0.17%	0.14%
U.S. Core Equity 2 Portfolio	0.20%	0.17%
U.S. Vector Equity Portfolio	0.30%	0.28%
U.S. Small Cap Portfolio	0.35%	0.33%
U.S. Micro Cap Portfolio	0.50%	0.48%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. During the year ended October 31, 2020, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the

84

Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$4	$265	$885
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.23%	—	21,796	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	156	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	89	1,779	4,048
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

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Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$7

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$12
U.S. Large Cap Equity Portfolio	19
U.S. Large Cap Value Portfolio	577
U.S. Targeted Value Portfolio	215
U.S. Small Cap Value Portfolio	456
U.S. Core Equity 1 Portfolio	401
U.S. Core Equity 2 Portfolio	503
U.S. Vector Equity Portfolio	121
U.S. Small Cap Portfolio	346
U.S. Micro Cap Portfolio	211
U.S. High Relative Profitability Portfolio	12
DFA Real Estate Securities Portfolio	219

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$77,030	$66,761	$223,828	$209,145
U.S. Large Cap Equity Portfolio	—	—	423,487	333,121
U.S. Targeted Value Portfolio	—	—	1,806,465	2,057,736
U.S. Small Cap Value Portfolio	—	—	2,054,539	3,026,993
U.S. Core Equity 1 Portfolio	—	—	746,852	3,372,874
U.S. Core Equity 2 Portfolio	—	—	817,037	3,332,453
U.S. Vector Equity Portfolio	—	—	507,258	1,057,570

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Small Cap Portfolio	—	—	$487,572	$3,030,333
U.S. Micro Cap Portfolio	—	—	603,883	947,475
U.S. High Relative Profitability Portfolio	—	—	1,730,622	9,751
DFA Real Estate Securities Portfolio	—	—	475,508	837,996

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$1,289	$56,273	$47,491	—	—	$10,071	870	$8	—

Total	$1,289	$56,273	$47,491	—	—	$10,071	870	$8	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$19,728	$125,535	$138,031	$(3)	$1	$7,230	625	$129	—

Total	$19,728	$125,535	$138,031	$(3)	$1	$7,230	625	$129	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$825,426	$2,228,633	$2,789,061	$(87)	$(49)	$264,862	22,890	$4,380	—

Total	$825,426	$2,228,633	$2,789,061	$(87)	$(49)	$264,862	22,890	$4,380	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$1,062,351	$2,638,607	$3,339,886	$96	$(46)	$361,122	31,209	$5,603	—

Total	$1,062,351	$2,638,607	$3,339,886	$96	$(46)	$361,122	31,209	$5,603	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,249,641	$3,694,408	$4,599,974	$(198)	$(77)	$343,800	29,712	$6,193	—

Total	$1,249,641	$3,694,408	$4,599,974	$(198)	$(77)	$343,800	29,712	$6,193	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,381,742	$4,063,485	$5,020,721	$(245)	$(60)	$424,201	36,661	$7,440	—

Total	$1,381,742	$4,063,485	$5,020,721	$(245)	$(60)	$424,201	36,661	$7,440	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$287,323	$783,652	$928,808	—	$(10)	$142,157	12,286	$1,658	—

Total	$287,323	$783,652	$928,808	—	$(10)	$142,157	12,286	$1,658	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,964,506	$3,409,700	$4,680,718	$(41)	$(100)	$693,347	59,921	$9,890	—

Total	$1,964,506	$3,409,700	$4,680,718	$(41)	$(100)	$693,347	59,921	$9,890	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$617,024	$1,559,392	$1,870,226	$43	$(28)	$306,205	26,463	$3,750	—

Total	$617,024	$1,559,392	$1,870,226	$43	$(28)	$306,205	26,463	$3,750	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$10,056	$126,783	$117,314	$(7)	—	$19,518	1,687	—	—

Total	$10,056	$126,783	$117,314	$(7)	—	$19,518	1,687	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$317,149	$2,109,509	$2,215,496	$(25)	$8	$211,145	18,248	$2,074	—

Total	$317,149	$2,109,509	$2,215,496	$(25)	$8	$211,145	18,248	$2,074	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible

88

90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2019	$12,487	$8,470	—	$20,957
2020	16,363	18,585	—	34,948
U.S. Large Cap Equity Portfolio
2019	27,531	—	—	27,531
2020	27,356	2,832	—	30,188
U.S. Large Cap Value Portfolio
2019	527,139	1,212,148	—	1,739,287
2020	481,285	553,382	—	1,034,667
U.S. Targeted Value Portfolio
2019	165,860	393,406	—	559,266
2020	144,747	273,175	—	417,922
U.S. Small Cap Value Portfolio
2019	168,204	769,928	—	938,132
2020	154,869	231,582	—	386,451
U.S. Core Equity 1 Portfolio
2019	423,200	148,232	—	571,432
2020	396,684	447,425	—	844,109
U.S. Core Equity 2 Portfolio
2019	443,069	263,127	—	706,196
2020	404,026	605,970	—	1,009,996
U.S. Vector Equity Portfolio
2019	66,053	105,741	—	171,794
2020	58,715	80,129	—	138,844
U.S. Small Cap Portfolio
2019	215,050	555,233	—	770,283
2020	160,316	405,787	—	566,103
U.S. Micro Cap Portfolio
2019	56,095	254,341	—	310,436
2020	49,023	132,276	—	181,299
U.S. High Relative Profitability Portfolio
2019	18,698	—	—	18,698
2020	40,427	—	—	40,427
DFA Real Estate Securities Portfolio
2019	212,725	—	—	212,725
2020	219,888	14,211	—	234,099

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(1,605)	$(2,730)	$(4,335)
U.S. Large Cap Equity Portfolio	(1,602)	—	(1,602)
U.S. Large Cap Value Portfolio	(15,063)	—	(15,063)
U.S. Targeted Value Portfolio	(8,542)	—	(8,542)
U.S. Small Cap Value Portfolio	(28,295)	—	(28,295)
U.S. Core Equity 1 Portfolio	(10,460)	—	(10,460)
U.S. Core Equity 2 Portfolio	(9,019)	—	(9,019)
U.S. Vector Equity Portfolio	(1,714)	—	(1,714)
U.S. Small Cap Portfolio	(6,582)	—	(6,582)
U.S. Micro Cap Portfolio	(1,429)	—	(1,429)
U.S. High Relative Profitability Portfolio	(2,145)	—	(2,145)
DFA Real Estate Securities Portfolio	(16,123)	—	(16,123)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$13,383	$16,475	—	$2,567	$32,425
U.S. Large Cap Equity Portfolio	2,805	—	$(6,559)	539,241	535,487
U.S. Large Cap Value Portfolio	20,606	—	(505,367)	3,621,058	3,136,297
U.S. Targeted Value Portfolio	30,124	—	(195,592)	(126,967)	(292,435)
U.S. Small Cap Value Portfolio	118,093	—	(568,105)	739,802	289,790
U.S. Core Equity 1 Portfolio	19,210	—	(151,776)	10,278,822	10,146,256
U.S. Core Equity 2 Portfolio	17,721	—	(152,692)	10,531,785	10,396,814
U.S. Vector Equity Portfolio	3,123	—	(23,991)	1,243,100	1,222,232
U.S. Small Cap Portfolio	32,456	—	(295,987)	2,505,740	2,242,209
U.S. Micro Cap Portfolio	7,103	—	(27,761)	1,284,885	1,264,227
U.S. High Relative Profitability Portfolio	3,457	—	(22,636)	410,356	391,177
DFA Real Estate Securities Portfolio	88,449	11,540	—	1,772,235	1,872,224

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	—	—

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	Unlimited	Total
U.S. Large Cap Equity Portfolio	$6,559	$6,559
U.S. Large Cap Value Portfolio	505,367	505,367
U.S. Targeted Value Portfolio	195,592	195,592
U.S. Small Cap Value Portfolio	568,105	568,105
U.S. Core Equity 1 Portfolio	151,776	151,776
U.S. Core Equity 2 Portfolio	152,692	152,692
U.S. Vector Equity Portfolio	23,991	23,991
U.S. Small Cap Portfolio	295,987	295,987
U.S. Micro Cap Portfolio	27,761	27,761
U.S. High Relative Profitability Portfolio	22,636	22,636
DFA Real Estate Securities Portfolio	—	—

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$437,993	$2,890	$(329)	$2,561
U.S. Large Cap Equity Portfolio	1,160,576	604,302	(65,061)	539,241
U.S. Large Cap Value Portfolio	15,100,502	3,620,874	—	3,620,874
U.S. Targeted Value Portfolio	9,169,192	1,694,698	(1,821,736)	(127,038)
U.S. Small Cap Value Portfolio	10,093,834	2,415,181	(1,675,489)	739,692
U.S. Core Equity 1 Portfolio	14,444,140	11,862,084	(1,583,398)	10,278,686
U.S. Core Equity 2 Portfolio	15,465,145	12,195,292	(1,663,656)	10,531,636
U.S. Vector Equity Portfolio	2,507,759	1,512,103	(269,014)	1,243,089
U.S. Small Cap Portfolio	11,312,100	4,423,568	(1,917,977)	2,505,591
U.S. Micro Cap Portfolio	4,155,593	1,875,741	(590,903)	1,284,838
U.S. High Relative Profitability Portfolio	3,238,104	540,064	(129,708)	410,356
DFA Real Estate Securities Portfolio	6,573,845	2,624,045	(851,864)	1,772,181

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2020		Year Ended October 31, 2019
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$10,059	547	$18,052	831
Shares Issued in Lieu of Cash Distributions	1,803	86	2,513	123
Shares Redeemed	(29,000)	(1,447)	(10,271)	(467)

Net Increase (Decrease) — Class R1 Shares	$(17,138)	(814)	$10,294	487

Class R2 Shares
Shares Issued	$20,468	1,154	$16,359	740
Shares Issued in Lieu of Cash Distributions	2,386	112	5,135	253
Shares Redeemed	(34,297)	(1,677)	(51,887)	(2,355)

Net Increase (Decrease) — Class R2 Shares	$(11,443)	(411)	$(30,393)	(1,362)

Institutional Class Shares
Shares Issued	$2,920,310	174,640	$2,603,398	119,873
Shares Issued in Lieu of Cash Distributions	393,081	18,926	522,401	25,501
Shares Redeemed	(3,583,956)	(202,150)	(2,333,821)	(107,140)

Net Increase (Decrease) — Institutional Class Shares	$(270,565)	(8,584)	$791,978	38,234

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

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2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$179,202	$399,332
U.S. Targeted Value Portfolio	—	107,018
U.S. Small Cap Value Portfolio	—	131,559
U.S. Core Equity 1 Portfolio	—	244,891
U.S. Core Equity 2 Portfolio	—	248,775
U.S. Vector Equity Portfolio	—	34,539
U.S. Small Cap Portfolio	—	142,577
U.S. Micro Cap Portfolio	—	59,878
U.S. High Relative Profitability Portfolio	—	8,376
DFA Real Estate Securities Portfolio	—	95,498

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (1)
Enhanced U.S. Large Company Portfolio	$640	$640

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	Liability Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (2)	Equity Contracts (3)
Enhanced U.S. Large Company Portfolio	$(16,918)	$(36)	$(16,882)
U.S. Targeted Value Portfolio	(2,881)	—	(2,881)
U.S. Small Cap Value Portfolio	(3,323)	—	(3,323)
U.S. Core Equity 1 Portfolio	(5,747)	—	(5,747)
U.S. Core Equity 2 Portfolio	(3,694)	—	(3,694)
U.S. Vector Equity Portfolio	(638)	—	(638)
U.S. Small Cap Portfolio	(2,043)	—	(2,043)
U.S. Micro Cap Portfolio	(1,250)	—	(1,250)
U.S. High Relative Profitability Portfolio	(586)	—	(586)
DFA Real Estate Securities Portfolio	(1,387)	—	(1,387)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$61,762	$(458)	$62,220
U.S. Large Cap Equity Portfolio	728	—	728	*
U.S. Targeted Value Portfolio	30,041	—	30,041
U.S. Small Cap Value Portfolio	37,980	—	37,980
U.S. Core Equity 1 Portfolio	62,649	—	62,649
U.S. Core Equity 2 Portfolio	70,979	—	70,979
U.S. Vector Equity Portfolio	10,976	—	10,976
U.S. Small Cap Portfolio	46,362	—	46,362
U.S. Micro Cap Portfolio	18,436	—	18,436
U.S. High Relative Profitability Portfolio	2,286	—	2,286
DFA Real Estate Securities Portfolio	23,323	—	23,323

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(26,825)	$3,144	$(29,969)
U.S. Targeted Value Portfolio	(6,182)	—	(6,182)
U.S. Small Cap Value Portfolio	(3,779)	—	(3,779)

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
U.S. Core Equity 1 Portfolio	$(7,658)	—	$(7,658)
U.S. Core Equity 2 Portfolio	(5,919)	—	(5,919)
U.S. Vector Equity Portfolio	(835)	—	(835)
U.S. Small Cap Portfolio	(7,408)	—	(7,408)
U.S. Micro Cap Portfolio	(2,304)	—	(2,304)
U.S. High Relative Profitability Portfolio	(586)	—	(586)
DFA Real Estate Securities Portfolio	(2,293)	—	(2,293)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2020 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged

	Assets					Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$503	$503	$(36)	—	$467	$36	$36	$(36)	—	—
Citibank, N.A	137	137	—	—	137	—	—	—	—	—

Total	$640	$640	$(36)	—	$604	$36	$36	$(36)	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time.The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

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For the year ended October 31, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
U.S. Large Cap Equity Portfolio	1.05%	$6,775	33	$10	$88,507	—
U.S. Small Cap Value Portfolio	0.84%	12,372	2	1	13,612	—
U.S. Vector Equity Portfolio	1.34%	3,901	2	—	4,342	—
U.S. Micro Cap Portfolio	0.84%	3,465	2	—	5,549	—
U.S. High Relative Profitability Portfolio	2.30%	706	1	—	706	—
DFA Real Estate Securities Portfolio	0.89%	14,124	2	1	24,107	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers.At its regularly scheduled meetings, the CCO certifies to the Board that the17a-7 transactions entered into by the Portfolios complied with the Rule17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$53,451	$46,956	$(12,365)
U.S. Targeted Value Portfolio	326,058	206,046	(70,548)
U.S. Small Cap Value Portfolio	280,809	296,826	(39,083)
U.S. Core Equity 1 Portfolio	89,230	344,263	(85,222)
U.S. Core Equity 2 Portfolio	60,309	232,354	(42,548)
U.S. Vector Equity Portfolio	40,754	218,155	(21,562)

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Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Small Cap Portfolio	$75,730	$235,612	$(189,770)
U.S. Micro Cap Portfolio	207,442	51,443	(6,061)
U.S. High Relative Profitability Portfolio	135,773	2,624	(1,667)
DFA Real Estate Securities Portfolio	2,128	37,252	320

K. Securities Lending:

As of October 31, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$5,025
U.S. Targeted Value Portfolio	285,666
U.S. Small Cap Value Portfolio	359,450
U.S. Core Equity 1 Portfolio	412,982
U.S. Core Equity 2 Portfolio	527,226
U.S. Vector Equity Portfolio	117,200
U.S. Small Cap Portfolio	568,297
U.S. Micro Cap Portfolio	185,406
U.S. High Relative Profitability Portfolio	68,559
DFA Real Estate Securities Portfolio	67,780

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$10,070	—	—	—	$10,070
U.S. Large Cap Equity Portfolio
Common Stocks	7,235	—	—	—	7,235
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	265,031	—	—	—	265,031
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	361,021	—	—	—	361,021
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	344,060	—	—	—	344,060
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	424,431	—	—	—	424,431
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	142,186	—	—	—	142,186
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	693,630	—	—	—	693,630
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	306,172	—	—	—	306,172
U.S. High Relative Profitability Portfolio
Common Stocks	19,528	—	—	—	19,528
DFA Real Estate Securities Portfolio
Common Stocks	211,253	—	—	—	211,253

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L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

During the year ended October 31, 2020, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows:

U.S. Large Cap Equity Portfolio	$93,249
U.S. Small Cap Portfolio	$(35,598)
U.S. High Relative Profitability Portfolio	$27,518

O. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

P. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for

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the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

Q. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	3	68%
U.S. Large Cap Equity Portfolio-Institutional Class	4	81%
U.S. Large Cap Value Portfolio-Institutional Class	3	68%
U.S. Targeted Value Portfolio-Class R1	5	85%
U.S. Targeted Value Portfolio-Class R2	5	90%
U.S. Targeted Value Portfolio-Institutional Class	3	57%
U.S. Small Cap Value Portfolio-Institutional Class	4	73%
U.S. Core Equity 1 Portfolio-Institutional Class	5	79%
U.S. Core Equity 2 Portfolio-Institutional Class	5	82%
U.S. Vector Equity Portfolio-Institutional Class	5	87%
U.S. Small Cap Portfolio-Institutional Class	3	55%
U.S. Micro Cap Portfolio-Institutional Class	4	78%
U.S. High Relative Profitability Portfolio-Institutional Class	4	88%
DFA Real Estate Securities Portfolio-Institutional Class	4	69%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT

101

GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

R. Subsequent Event Evaluations:

As described in a November 2, 2020 Supplement to the Funds’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Funds’ Prospectuses for additional information regarding fees and expenses of the Portfolios.

102

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Enhanced U.S. Large Company Portfolio and U.S. Large Cap Value Portfolio and summary schedules of portfolio holdings of U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The amounts and sources of distributions reported in this 19(a) Notice are only estimates, are likely to change over time, and are not being provided for tax reporting purposes. A final determination of the tax character of distributions paid by the Fund will not be known until the completion of the fiscal year. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The final determination of the tax character of the distributions paid in 2020 will be reported to shareholders in early 2021 on Form 1099-DIV.

Portfolio Name	Total Distribution per Share	Net Investment Income	Proceeds from the sales of securities	Return of Capital
U.S. Small Cap Value Portfolio Institutional Class
Payable Date: June 30, 2020	$0.05976	$0.05378	$0.00000	$0.00598
U.S. Small Cap Portfolio Institutional Class
Payable Date: June 30, 2020	$0.07692	$0.07236	$0.00000	$0.00456
U.S. Micro Cap Portfolio Institutional Class
Payable Date: June 30, 2020	$0.03324	$0.03247	$0.00000	$0.00077

104

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Commodity Strategy Portfolio vs.

Bloomberg Commodity Total Return Index

November 9, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Data provided by Bloomberg Finance L.P.

105

MANAGEMENT’S DISCUSSION AND ANALYSIS

Commodity Market Review	12 Months Ended October 31, 2020

For the 12 months ended October 31, 2020, the Bloomberg Commodity Index Total Return returned -8.75%. Precious metals, agriculture, and industrial metals returned 21.97%, 5.01%, and 2.83% respectively. Sectors with negative returns included energy and livestock, which returned -41.96% and -26.59%, respectively.

DFA Commodity Strategy Portfolio

The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio’s investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. For the period, the average duration of the Portfolio’s fixed income securities modestly increased to 0.63 years.

For the 12 months ended October 31, 2020, total returns were -7.41% for the Portfolio and -8.75% for the Bloomberg Commodity Index Total Return. The collateral component of the Portfolio had a longer duration than the three-month U.S. Treasury bill rate payable in the commodity swap contracts. As such, the Portfolio’s longer duration contributed positively to performance relative to the benchmark as term premiums were generally positive. The late rebalance, pre-roll, and varying the expirations of the individual commodity contracts also contributed positively to the Portfolio’s performance relative to the benchmark. Varying the commodity weights relative to the benchmark detracted from relative performance.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

107

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,165.50	0.33%	$1.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.48	0.33%	$1.68

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Corporate	38.2%
Government	40.9%
Foreign Corporate	17.5%
Foreign Government	3.4%

100.0%

109

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (52.8%)
AUSTRALIA — (1.0%)
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r) 1.126%, 11/23/21		2,000	$2,016,920
Commonwealth Bank of Australia
2.400%, 11/02/20		1,746	1,746,000
Macquarie Group, Ltd.
Ω 6.250%, 01/14/21		4,842	4,897,731
Westpac Banking Corp.
2.100%, 05/13/21		1,000	1,009,654

TOTAL AUSTRALIA			9,670,305

BELGIUM — (1.9%)
Dexia Credit Local SA
Dexia Credit Local SA
0.200%, 03/16/21	EUR	16,250	18,974,354

CANADA — (3.9%)
Bank of Montreal Floating Rate Note
(r) 1.041%, 08/27/21		12,203	12,281,369
Canadian Natural Resources,
Ltd.
2.950%, 01/15/23		750	777,513
National Bank of Canada
2.100%, 02/01/23		2,500	2,584,187
Royal Bank of Canada
2.030%, 03/15/21	CAD	20,000	15,109,660
Suncor Energy, Inc.
2.800%, 05/15/23		7,000	7,314,495

TOTAL CANADA			38,067,224

DENMARK — (0.8%)
Danske Bank A.S.
Danske Bank A.S.
Ω 2.800%, 03/10/21		5,600	5,648,375
Ω 5.000%, 01/12/22		784	821,021
2.700%, 03/02/22		1,000	1,029,078

TOTAL DENMARK			7,498,474

FRANCE — (3.2%)
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	18,000	21,014,224
BNP Paribas SA
Ω 2.950%, 05/23/22		2,000	2,074,600

	Face Amount^		Value†
	(000)
FRANCE — (Continued)
BPCE SA
2.650%, 02/03/21		330	$331,931
Credit Agricole SA
Ω 3.375%, 01/10/22		1,620	1,672,546
Sanofi
0.875%, 09/22/21	EUR	5,000	5,866,226

TOTAL FRANCE			30,959,527

GERMANY — (1.7%)
BMW US Capital LLC
Ω 2.000%, 04/11/21		3,000	3,018,111
Deutsche Bahn Finance GMBH
4.375%, 09/23/21	EUR	175	212,345
Deutsche Bank AG
Deutsche Bank AG
3.150%, 01/22/21		5,400	5,426,298
3.950%, 02/27/23		1,695	1,785,311
Siemens Financieringsmaatschappij NV
# 2.900%, 05/27/22		1,000	1,039,703
Volkswagen Group of America Finance LLC
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		850	879,783
2.900%, 05/13/22		520	536,930
Ω 2.700%, 09/26/22		4,000	4,145,635

TOTAL GERMANY			17,044,116

JAPAN — (3.5%)
American Honda Finance Corp. Floating Rate Note
(r) 0.467%, 02/12/21		6,000	6,003,402
American Honda Finance Corp.
1.950%, 05/20/22		1,500	1,536,500
Mitsubishi UFJ Financial Group, Inc.
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/21		513	517,491
2.190%, 09/13/21		1,000	1,015,234
Mitsubishi UFJ Financial Group, Inc. Floating Rate Note
(r) 1.309%, 09/13/21		2,500	2,520,530

110

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	JAPAN — (Continued)
	Mizuho Financial Group, Inc.
	Mizuho Financial Group, Inc.
	2.632%, 04/12/21		2,000	$2,020,520
	2.953%, 02/28/22		500	516,585
	2.601%, 09/11/22		2,173	2,256,962
	Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.389%, 09/13/21		560	564,940
	Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.358%, 10/19/21		3,520	3,553,906
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	2,000	2,332,897
	Toyota Motor Credit Corp. Floating Rate Note
(r)	0.504%, 04/13/21		12,000	12,013,752

	TOTAL JAPAN			34,852,719

	NETHERLANDS — (0.8%)
	BNG Bank N.V.
	1.625%, 04/19/21		1,250	1,257,887
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω	0.320%, 12/15/21		5,000	5,002,765
	Shell International Finance BV
	1.875%, 05/10/21		1,263	1,273,018

	TOTAL NETHERLANDS			7,533,670

	SINGAPORE — (0.2%)
	Temasek Financial I, Ltd.
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,346,188

	SPAIN — (1.2%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		2,000	2,099,660
	Santander UK Group Holdings P.L.C.
	3.125%, 01/08/21		1,808	1,816,564
	Telefonica Emisiones SA
	5.462%, 02/16/21		8,000	8,113,336

	TOTAL SPAIN			12,029,560

	SWITZERLAND — (0.5%)
	Credit Suisse AG
	3.000%, 10/29/21		1,500	1,540,362

		Face Amount^		Value†
		(000)
	SWITZERLAND — (Continued)
	Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	$3,418,350

	TOTAL SWITZERLAND			4,958,712

	UNITED KINGDOM — (2.0%)
	Barclays P.L.C.
	3.250%, 01/12/21		1,085	1,090,976
	CNH Industrial Capital LLC
	CNH Industrial Capital LLC
	3.875%, 10/15/21		430	441,365
	4.375%, 04/05/22		1,860	1,951,123
	HSBC Holdings P.L.C.
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		2,053	2,156,623
	3.600%, 05/25/23		3,200	3,437,919
	Lloyds Banking Group P.L.C.
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,018,573
	3.000%, 01/11/22		5,700	5,857,719
	NatWest Markets PLC
#Ω	2.375%,05/21/23		3,300	3,415,935

	TOTAL UNITED KINGDOM			19,370,233

	UNITED STATES — (32.1%)
	AbbVie, Inc.
	2.900%, 11/06/22		6,500	6,806,150
	Aetna, Inc.
	2.750%, 11/15/22		886	919,368
	Air Lease Corp.
	2.250%, 01/15/23		2,414	2,432,486
	Altria Group, Inc.
	Altria Group, Inc.
	2.850%, 08/09/22		2,800	2,915,099
	2.950%, 05/02/23		4,599	4,846,878
	American Express Co.
	2.500%, 08/01/22		3,569	3,693,239
	American International Group, Inc.
	6.400%, 12/15/20		7,000	7,048,860
	Anthem, Inc.
	2.500%, 11/21/20		11,352	11,364,484
	Aon P.L.C.
	2.800%, 03/15/21		3,380	3,404,004
	AutoZone, Inc.
	2.500%, 04/15/21		2,045	2,061,385
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22		6,000	6,271,575
	Bank of America Corp.
	3.300%, 01/11/23		5,000	5,301,950

111

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Best Buy Co., Inc.
	5.500%, 03/15/21	6,000	$6,035,100
	BMW US Capital LLC
#Ω	3.800%, 04/06/23	7,000	7,521,939
	Boeing Co. (The)
	Boeing Co. (The)
#	2.200%, 10/30/22	3,500	3,536,907
	2.800%, 03/01/23	4,000	4,077,684
	Bristol-Myers Squibb Co.
	2.875%, 02/19/21	7,000	7,054,390
	Bunge, Ltd. Finance Corp.
	Bunge, Ltd. Finance Corp.
#	3.500%, 11/24/20	2,000	2,003,537
	3.000%, 09/25/22	2,000	2,079,556
	Capital One Financial Corp.
	4.750%, 07/15/21	4,110	4,237,121
	Cardinal Health, Inc.
	3.200%, 06/15/22	4,654	4,840,008
	Caterpillar Financial Services Corp. Floating Rate Note
	Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.480%, 03/15/21	3,000	3,002,634
(r)	0.528%, 09/07/21	1,800	1,803,597
	Cigna Corp.
	3.750%, 07/15/23	2,147	2,323,671
	Citigroup, Inc.
	Citigroup, Inc.
	2.700%, 03/30/21	3,234	3,266,114
	4.500%, 01/14/22	195	204,430
	Citizens Bank NA
	2.550%, 05/13/21	8,000	8,079,804
	CNH Industrial Capital LLC
	1.950%, 07/02/23	4,000	4,068,817
	Daimler Finance North America LLC
Ω	2.550%, 08/15/22	1,100	1,134,850
	Dollar Tree, Inc.
	3.700%, 05/15/23	7,278	7,803,981
	Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20	2,000	2,001,441
	DuPont de Nemours, Inc.
	2.169%, 05/01/23	8,500	8,592,312
	Eastman Chemical Co.
	Eastman Chemical Co.
	3.500%, 12/01/21	400	411,945
	3.600%, 08/15/22	1,725	1,802,900
	eBay, Inc.
	2.750%, 01/30/23	3,800	3,972,630
	Edison International
	Edison International
#	2.400%, 09/15/22	2,400	2,436,199

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	2.950%, 03/15/23	1,522	$1,569,738
	Eversource Energy
	2.500%, 03/15/21	4,050	4,074,523
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20	3,000	3,001,980
	General Motors Financial Co., Inc.
	General Motors Financial Co., Inc.
	4.200%, 03/01/21	500	503,740
	3.550%, 07/08/22	1,507	1,565,306
	3.250%, 01/05/23	4,350	4,509,707
	General Motors Financial Co., Inc.
#	5.200%, 03/20/23	1,753	1,902,101
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	4,279,607
	Goldman Sachs Group, Inc. (The)
	Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21	1,000	1,035,825
	5.750%, 01/24/22	1,000	1,064,476
	3.625%, 01/22/23	1,503	1,603,508
	3.200%, 02/23/23	4,500	4,761,683
	Harley-Davidson Financial Services, Inc.
	Harley-Davidson Financial Services, Inc.
Ω	2.850%, 01/15/21	6,000	6,014,536
	3.350%, 02/15/23	1,200	1,244,767
	Integrys Holding, Inc.
	4.170%, 11/01/20	4,060	4,060,000
	JPMorgan Chase & Co.
	3.250%, 09/23/22	4,112	4,338,324
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	643,479
	Kinder Morgan Energy Partners L.P.
	3.950%, 09/01/22	2,120	2,227,798
	Kroger Co. (The)
#	2.950%, 11/01/21	2,334	2,388,516
	Laboratory Corp. of America Holdings
	3.750%, 08/23/22	3,118	3,275,304
	Liberty Mutual Group, Inc.
	5.000%, 06/01/21	980	1,006,004
	LyondellBasell Industries NV
	6.000%, 11/15/21	5,000	5,206,532
	Marathon Petroleum Corp.
	4.500%, 05/01/23	7,870	8,459,061

112

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CONTINUED

		Face Amount^		Value†
		(000)
	UNITED STATES — (Continued)
	Marriott International, Inc.
	2.875%, 03/01/21		600	$603,463
	Marsh & McLennan Cos. Inc.
	4.800%, 07/15/21		1,526	1,557,216
	Micron Technology, Inc.
	2.497%, 04/24/23		7,400	7,698,911
	Morgan Stanley
	3.125%, 01/23/23		7,700	8,137,159
	Mylan N.V.
	3.150%, 06/15/21		1,214	1,231,581
	Mylan, Inc.
Ω	3.125%, 01/15/23		5,000	5,251,715
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.595%, 06/30/21		1,800	1,804,266
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		1,900	1,987,404
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.250%, 01/17/23		4,000	4,304,092
Ω	4.125%, 08/01/23		2,022	2,194,445
	Philip Morris International, Inc.
	2.900%, 11/15/21		5,159	5,294,947
	Phillips 66
#	3.700%, 04/06/23		1,000	1,069,997
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,153	1,373,832
	Raytheon Technologies Corp.
	8.750%, 03/01/21		2,000	2,054,688
	Roper Technologies, Inc.
	3.000%, 12/15/20		5,070	5,069,493
	Southwest Airlines Co.
	4.750%, 05/04/23		5,250	5,623,563
	Tyson Foods, Inc.
	4.500%, 06/15/22		500	527,384
	UnitedHealth Group, Inc.
	2.125%, 03/15/21		2,905	2,924,812
	Valero Energy Corp.
	2.700%, 04/15/23		6,000	6,173,397
	VMware, Inc.
	2.950%, 08/21/22		4,000	4,152,749
	Walgreen Co.
	3.100%, 09/15/22		5,296	5,556,872
	Waste Management, Inc.
	2.400%, 05/15/23		2,207	2,301,499
	Wells Fargo & Co.
	Wells Fargo & Co.
	2.550%, 12/07/20		1,450	1,453,248

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	4.600%, 04/01/21	3,400	$3,460,290
Wells Fargo & Co. Floating Rate Note
(r)	1.240%, 07/26/21	3,000	3,019,410
Williams Cos., Inc. (The)
	3.700%, 01/15/23	7,000	7,372,197
Williams Partners LP
	3.350%, 08/15/22	995	1,031,069
Xcel Energy, Inc.
	2.400%, 03/15/21	2,622	2,637,570
Zoetis, Inc. Floating Rate Note
(r)	0.693%, 08/20/21	994	996,407

TOTAL UNITED STATES			314,957,236

TOTAL BONDS			518,262,318

U.S. TREASURY OBLIGATIONS — (36.5%)
U.S. Treasury Notes
(r)	0.239%, 04/30/21	106,000	106,071,013
(r)	0.254%, 01/31/22	10,000	10,014,847
(r)«	0.214%, 04/30/22	137,000	137,143,536
(r)~	0.155%, 07/31/22	105,000	104,995,364

TOTAL U.S. TREASURY OBLIGATIONS			358,224,760

TOTAL INVESTMENT SECURITIES (Cost $870,737,505)			876,487,078

COMMERCIAL PAPER — (10.4%)
Astrazeneca P.L.C.
Ω	1.900%, 12/11/20	6,000	5,997,452
BNG Bank N.V.
Ω	0.213%, 03/15/21	15,000	14,990,763
Erste Abwicklungsanstalt
Ω	0.233%, 02/03/21	25,000	24,990,733
FMS Wertmanagement
Ω	0.230%, 01/21/21	2,000	1,999,470
Ω	0.220%, 01/26/21	20,000	19,994,182
Ω	0.233%, 02/02/21	3,000	2,999,003
Harley-Davidson Financial Services, Inc.
	0.550%, 02/17/21	1,000	997,931
Natwest Market P.L.C.
Ω	1.150%, 01/07/21	5,000	4,998,218
Queensland Treasury Corp.
	0.210%, 02/02/21	8,475	8,472,495
Telstra Corporation Limited
Ω	0.550%, 12/21/20	7,000	6,997,857
Walgreens Boots Alliance, Inc.
Ω	1.430%, 11/09/20	1,500	1,499,934

113

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CONTINUED

		Face Amount^	Value†
		(000)
Walt Disney Co. (The)
Ω	0.700%, 03/26/21	5,000	$4,993,691
Ω	0.700%, 04/30/21	2,500	2,495,968

TOTAL COMMERCIAL PAPER
(Cost $101,376,656)			101,427,697

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term
Investment Fund	283,910	$3,285,128

TOTAL INVESTMENTS — (100.0%)
(Cost $975,399,174)		$981,199,903

As of October 31, 2020, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 56,215,271	EUR 47,798,106	State Street Bank and Trust	01/15/21	$446,419

Total Appreciation				$446,419

USD 15,146,337	CAD 20,274,776	Barclays Capital	12/29/20	$(76,577)

Total (Depreciation)				$(76,577)

Total Appreciation (Depreciation)				$369,842

As of October 31, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	249	03/12/21	$5,075,114	$5,020,462	$(54,652)
CBOT Soybean Futures	98	01/14/21	5,203,883	5,175,625	(28,258)
CBOT Soybean Meal Futures	90	01/14/21	3,350,588	3,344,400	(6,188)
CBOT Soybean Oil Futures	114	01/14/21	2,298,768	2,288,664	(10,104)
CBOT Wheat Futures	91	03/12/21	2,772,074	2,730,000	(42,074)
CME Lean Hogs Futures	53	02/12/21	1,402,066	1,389,661	(12,405)
CME Live Cattle Futures	65	02/26/21	2,792,147	2,870,400	78,253
COMEX Copper Futures	82	03/29/21	6,293,584	6,257,625	(35,959)
COMEX Silver Futures	34	03/29/21	4,027,502	4,045,830	18,328
Gasoline RBOB Futures	25	12/31/20	1,130,940	1,078,560	(52,380)
Gold 100 Oz. Futures	71	02/24/21	13,452,184	13,399,120	(53,064)
ICE Brent Crude Oil Futures	119	01/29/21	4,679,807	4,623,150	(56,657)
ICE Gasoil Futures	34	01/12/21	1,105,632	1,056,550	(49,082)
KCBT Hard Red Winter Wheat Futures	51	03/12/21	1,403,924	1,396,762	(7,162)
LME Nickel Futures	25	11/16/20	2,059,613	2,269,200	209,587
LME Nickel Futures	35	01/18/21	3,270,658	3,182,655	(88,003)
LME Primary Aluminium Futures	72	11/16/20	3,087,325	3,336,300	248,975
LME Primary Aluminium Futures	100	01/18/21	4,568,041	4,628,750	60,709
LME Zinc Futures	44	11/16/20	2,458,148	2,766,775	308,627
LME Zinc Futures	62	01/18/21	3,878,624	3,909,875	31,251
NYBOT CSC ’C’ Coffee Futures	48	03/19/21	1,935,928	1,923,300	(12,628)

114

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CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
NYBOT CSC No. 11 World Sugar Futures	162	02/26/21	$2,670,359	$2,605,478	$(64,881)
NYBOT CTN No. 2 Cotton Futures	35	03/09/21	1,252,570	1,221,150	(31,420)
NYMEX Henry Hub Natural Gas Futures	303	12/29/20	10,246,741	10,511,071	264,330
NYMEX NY Harbor ULSD Futures	20	12/31/20	949,262	919,464	(29,798)
WTI Crude Futures	105	12/21/20	4,010,547	3,795,750	(214,797)

Total			$95,376,029	$95,746,577	$370,548
Short Position contracts:
LME Nickel Futures	(8)	01/18/21	(741,660)	(727,464)	14,196
LME Nickel Futures	(25)	11/16/20	(2,221,369)	(2,269,200)	(47,831)
LME Primary Aluminium Futures	(22)	01/18/21	(1,019,642)	(1,018,325)	1,317
LME Primary Aluminium Futures	(72)	11/16/20	(3,240,879)	(3,336,300)	(95,421)
LME Zinc Futures	(14)	01/18/21	(855,779)	(882,875)	(27,096)
LME Zinc Futures	(44)	11/16/20	(2,671,185)	(2,766,775)	(95,590)

Total			$(10,750,514)	$(11,000,939)	$(250,425)

Total Futures Contracts			$84,625,515	$84,745,638	$120,123

As of October 31, 2020, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	137,314,111	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/25/20	—	—	$(2,574,574)	$(2,574,574)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	150,216,843	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	12/25/20	—	—	(2,431,808)	(2,431,808)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A. .	USD	143,934,398	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	12/23/20	—	—	(2,860,367)	(2,860,367)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A	USD	86,089,085	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/23/20	—	—	(2,001,209)	(2,001,209)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	154,535,568	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/22/20	—	—	(2,977,127)	(2,977,127)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	92,336,401	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/22/20	—	—	(2,172,113)	(2,172,113)

115

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CONTINUED

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	258,087,315	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/29/21	—	—	$(1,046,842)	$(1,046,842)

Total						—	—	$(16,064,040)	$(16,064,040)

*	Portfolio receives the price appreciation (depreciation) of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.
(1)	The following table represents the individual positions within the Total Return Swap as of October 31, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.74%	$3,769,564
CBOT Corn Futures	6.01%	8,261,926
NYMEX Light Sweet Crude Oil Futures	4.54%	6,240,818
ICE Brent Crude Oil Futures	3.92%	5,386,914
NYBOT CTN No. 2 Cotton Futures	1.47%	2,012,935
COMEX Gold 100 Troy Oz. Futures	16.06%	22,053,898
COMEX Copper Futures	7.48%	10,271,963
NYMEX NY Harbor ULSD Futures	1.12%	1,537,424
NYBOT CSC ’C’ Coffee Futures	2.33%	3,197,481
KCBT Hard Red Winter Wheat Futures	1.69%	2,314,184
LME Primary Aluminum Futures	4.35%	5,969,780
CME Live Cattle Futures	3.45%	4,737,318
CME Lean Hogs Futures	1.66%	2,273,687
LME Nickel Futures	2.94%	4,043,285
LME Zinc Futures	3.62%	4,964,745
NYMEX Henry Hub Natural Gas Futures	12.61%	17,321,344
ICE Gasoil Futures	1.29%	1,764,997
CBOT Soybean Futures	6.20%	8,517,755
NYBOT CSC No. 11 World Sugar Futures	3.13%	4,295,236
COMEX Silver Futures	4.81%	6,602,911
CBOT Soybean Meal Futures	4.00%	5,488,366
CBOT Wheat Futures	3.26%	4,480,094
NYMEX Reformulated Gasoline Blend Futures	1.32%	1,807,486

Total Notional Amount		$137,314,111

(2)	The following table represents the individual positions within the Total Return Swap as of October 31, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.70%	$4,073,706
CBOT Corn Futures	5.98%	8,995,387
NYMEX Light Sweet Crude Oil Futures	3.69%	5,536,151
ICE Brent Crude Oil Futures	3.11%	4,664,699
NYBOT CTN No. 2 Cotton Futures	1.15%	1,726,184

116

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CONTINUED

Futures Contract	% of Index	Notional Amount
COMEX Gold 100 Troy Oz. Futures	15.80%	23,729,683
COMEX Copper Futures	7.40%	11,109,655
NYMEX NY Harbor ULSD Futures	0.88%	1,327,530
NYBOT CSC ’C’ Coffee Futures	1.80%	2,701,344
KCBT Hard Red Winter Wheat Futures	1.32%	1,985,863
LME Primary Aluminum Futures	3.42%	5,142,881
CME Live Cattle Futures	3.99%	5,995,540
CME Lean Hogs Futures	1.64%	2,460,739
LME Nickel Futures	2.91%	4,369,391
LME Zinc Futures	3.57%	5,369,433
NYMEX Henry Hub Natural Gas Futures	14.81%	22,248,674
ICE Gasoil Futures	1.03%	1,540,864
CBOT Soybean Futures	7.39%	11,098,014
NYBOT CSC No. 11 World Sugar Futures	3.64%	5,464,760
COMEX Silver Futures	3.78%	5,672,733
CBOT Soybean Meal Futures	4.75%	7,135,739
CBOT Wheat Futures	3.91%	5,874,024
NYMEX Reformulated Gasoline Blend Futures	1.33%	1,993,849

Total Notional Amount		$150,216,843

(3)	The following table represents the individual positions within the Total Return Swap as of October 31, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.70%	$3,903,335
CBOT Corn Futures	5.98%	8,619,177
NYMEX Light Sweet Crude Oil Futures	3.69%	5,304,616
ICE Brent Crude Oil Futures	3.11%	4,469,609
NYBOT CTN No. 2 Cotton Futures	1.15%	1,653,991
COMEX Gold 100 Troy Oz. Futures	15.80%	22,737,248
COMEX Copper Futures	7.40%	10,645,021
NYMEX NY Harbor ULSD Futures	0.88%	1,272,009
NYBOT CSC ’C’ Coffee Futures	1.80%	2,588,367
KCBT Hard Red Winter Wheat Futures	1.32%	1,902,809
LME Primary Aluminum Futures	3.42%	4,927,793
CME Live Cattle Futures	3.99%	5,744,791
CME Lean Hogs Futures	1.64%	2,357,825
LME Nickel Futures	2.91%	4,186,652
LME Zinc Futures	3.57%	5,144,870
NYMEX Henry Hub Natural Gas Futures	14.81%	21,318,178
ICE Gasoil Futures	1.03%	1,476,421
CBOT Soybean Futures	7.39%	10,633,867
NYBOT CSC No. 11 World Sugar Futures	3.64%	5,236,210
COMEX Silver Futures	3.78%	5,435,485
CBOT Soybean Meal Futures	4.75%	6,837,305
CBOT Wheat Futures	3.91%	5,628,358
NYMEX Reformulated Gasoline Blend Futures	1.33%	1,910,461

Total Notional Amount		$143,934,398

117

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CONTINUED

(4)	The following table represents the individual positions within the Total Return Swap as of October 31, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.74%	$2,363,328
CBOT Corn Futures	6.01%	5,179,814
NYMEX Light Sweet Crude Oil Futures	4.54%	3,912,681
ICE Brent Crude Oil Futures	3.92%	3,377,326
NYBOT CTN No. 2 Cotton Futures	1.47%	1,262,009
COMEX Gold 100 Troy Oz. Futures	16.06%	13,826,692
COMEX Copper Futures	7.48%	6,440,007
NYMEX NY Harbor ULSD Futures	1.12%	963,888
NYBOT CSC ’C’ Coffee Futures	2.33%	2,004,661
KCBT Hard Red Winter Wheat Futures	1.69%	1,450,878
LME Primary Aluminum Futures	4.35%	3,742,754
CME Live Cattle Futures	3.45%	2,970,062
CME Lean Hogs Futures	1.66%	1,425,488
LME Nickel Futures	2.94%	2,534,938
LME Zinc Futures	3.62%	3,112,647
NYMEX Henry Hub Natural Gas Futures	12.61%	10,859,617
ICE Gasoil Futures	1.29%	1,106,565
CBOT Soybean Futures	6.20%	5,340,207
NYBOT CSC No. 11 World Sugar Futures	3.13%	2,692,899
COMEX Silver Futures	4.81%	4,139,695
CBOT Soybean Meal Futures	4.00%	3,440,931
CBOT Wheat Futures	3.26%	2,808,795
NYMEX Reformulated Gasoline Blend Futures	1.32%	1,133,203

Total Notional Amount		$86,089,085

(5)	The following table represents the individual positions within the Total Return Swap as of October 31, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.70%	$4,190,822
CBOT Corn Futures	5.98%	9,254,004
NYMEX Light Sweet Crude Oil Futures	3.69%	5,695,315
ICE Brent Crude Oil Futures	3.11%	4,798,809
NYBOT CTN No. 2 Cotton Futures	1.15%	1,775,812
COMEX Gold 100 Troy Oz. Futures	15.80%	24,411,910
COMEX Copper Futures	7.40%	11,429,057
NYMEX NY Harbor ULSD Futures	0.88%	1,365,697
NYBOT CSC ’C’ Coffee Futures	1.80%	2,779,008
KCBT Hard Red Winter Wheat Futures	1.32%	2,042,956
LME Primary Aluminum Futures	3.42%	5,290,739
CME Live Cattle Futures	3.99%	6,167,911
CME Lean Hogs Futures	1.64%	2,531,485
LME Nickel Futures	2.91%	4,495,010
LME Zinc Futures	3.57%	5,523,804
NYMEX Henry Hub Natural Gas Futures	14.81%	22,888,322
ICE Gasoil Futures	1.03%	1,585,164
CBOT Soybean Futures	7.39%	11,417,081
NYBOT CSC No. 11 World Sugar Futures	3.64%	5,621,872
COMEX Silver Futures	3.78%	5,835,824
CBOT Soybean Meal Futures	4.75%	7,340,892

118

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CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	3.91%	6,042,902
NYMEX Reformulated Gasoline Blend Futures	1.33%	2,051,172

Total Notional Amount		$154,535,568

(6) The following table represents the individual positions within the Total Return Swap as of October 31, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.74%	$2,534,832
CBOT Corn Futures	6.01%	5,555,703
NYMEX Light Sweet Crude Oil Futures	4.54%	4,196,617
ICE Brent Crude Oil Futures	3.92%	3,622,412
NYBOT CTN No. 2 Cotton Futures	1.47%	1,353,591
COMEX Gold 100 Troy Oz. Futures	16.06%	14,830,068
COMEX Copper Futures	7.48%	6,907,346
NYMEX NY Harbor ULSD Futures	1.12%	1,033,835
NYBOT CSC ’C’ Coffee Futures	2.33%	2,150,135
KCBT Hard Red Winter Wheat Futures	1.69%	1,556,165
LME Primary Aluminum Futures	4.35%	4,014,358
CME Live Cattle Futures	3.45%	3,185,593
CME Lean Hogs Futures	1.66%	1,528,933
LME Nickel Futures	2.94%	2,718,893
LME Zinc Futures	3.62%	3,338,525
NYMEX Henry Hub Natural Gas Futures	12.61%	11,647,678
ICE Gasoil Futures	1.29%	1,186,866
CBOT Soybean Futures	6.20%	5,727,735
NYBOT CSC No. 11 World Sugar Futures	3.13%	2,888,317
COMEX Silver Futures	4.81%	4,440,104
CBOT Soybean Meal Futures	4.00%	3,690,633
CBOT Wheat Futures	3.26%	3,012,624
NYMEX Reformulated Gasoline Blend Futures	1.32%	1,215,438

Total Notional Amount		$92,336,401

(7) The following table represents the individual positions within the Total Return Swap as of October 31, 2020:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.74%	$7,085,048
CBOT Corn Futures	6.01%	15,528,615
NYMEX Light Sweet Crude Oil Futures	4.54%	11,729,865
ICE Brent Crude Oil Futures	3.92%	10,124,919
NYBOT CTN No. 2 Cotton Futures	1.47%	3,783,390
COMEX Gold 100 Troy Oz. Futures	16.06%	41,451,175
COMEX Copper Futures	7.48%	19,306,561
NYMEX NY Harbor ULSD Futures	1.12%	2,889,649
NYBOT CSC ’C’ Coffee Futures	2.33%	6,009,793
KCBT Hard Red Winter Wheat Futures	1.69%	4,349,601
LME Primary Aluminum Futures	4.35%	11,220,439
CME Live Cattle Futures	3.45%	8,903,977
CME Lean Hogs Futures	1.66%	4,273,485

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DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Nickel Futures	2.94%	7,599,514
LME Zinc Futures	3.62%	9,331,434
NYMEX Henry Hub Natural Gas Futures	12.61%	32,556,153
ICE Gasoil Futures	1.29%	3,317,382
CBOT Soybean Futures	6.20%	16,009,459
NYBOT CSC No. 11 World Sugar Futures	3.13%	8,073,067
COMEX Silver Futures	4.81%	12,410,432
CBOT Soybean Meal Futures	4.00%	10,315,601
CBOT Wheat Futures	3.26%	8,420,514
NYMEX Reformulated Gasoline Blend Futures	1.32%	3,397,242

Total Notional Amount		$258,087,315

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$9,670,305	—	$9,670,305
Belgium	—	18,974,354	—	18,974,354
Canada	—	38,067,224	—	38,067,224
Denmark	—	7,498,474	—	7,498,474
France	—	30,959,527	—	30,959,527
Germany	—	17,044,116	—	17,044,116
Japan	—	34,852,719	—	34,852,719
Netherlands	—	7,533,670	—	7,533,670
Singapore	—	2,346,188	—	2,346,188
Spain	—	12,029,560	—	12,029,560
Switzerland	—	4,958,712	—	4,958,712
United Kingdom	—	19,370,233	—	19,370,233
United States	—	314,957,236	—	314,957,236
U.S. Treasury Obligations	—	358,224,760	—	358,224,760
Commercial Paper	—	101,427,697	—	101,427,697
Securities Lending Collateral	—	3,285,128	—	3,285,128
Forward Currency Contracts**	—	369,842	—	369,842
Futures Contracts**	$120,123	—	—	120,123
Swap Agreements**	—	(16,064,040)	—	(16,064,040)

TOTAL	$120,123	$965,505,705	—	$965,625,828

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $3,229 of securities on loan)	$977,915
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,285)	3,285
Foreign Currencies at Value	3
Segregated Cash for Swaps Contracts	37,374
Cash	91,670
Receivables:
Investment Securities Sold	782
Dividends and Interest	4,113
Fund Shares Sold	708
Futures Margin Variation	783
Unrealized Gain on Forward Currency Contracts	446
Prepaid Expenses and Other Assets	39

Total Assets	1,117,118

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,304
Fund Shares Redeemed	701
Due to Advisor	267
Unrealized Loss on Swap Contracts	16,064
Unrealized Loss on Forward Currency Contracts	77
Accrued Expenses and Other Liabilities	278

Total Liabilities	20,691

NET ASSETS	$1,096,427

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	219,312,967

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$5.00

Investment Securities at Cost	$972,114

Foreign Currencies at Cost	$3

NET ASSETS CONSIST OF:
Paid-In Capital	$1,112,703
Total Distributable Earnings (Loss)	(16,276)

NET ASSETS	$1,096,427

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$18,333
Income from Securities Lending	18

Total Investment Income	18,351

Expenses
Investment Management Fees	4,488
Accounting & Transfer Agent Fees	227
Custodian Fees	34
Filing Fees	101
Shareholders’ Reports	109
Directors’/Trustees’ Fees & Expenses	11
Professional Fees	35
Other	60

Total Expenses	5,065

Fees Waived, Expenses Reimbursed by Advisor (Note D)	930
Fees Paid Indirectly (Note D)	20

Net Expenses	4,115

Net Investment Income (Loss)	14,236

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(8,646)
Affiliated Investment Companies Shares Sold	8
Futures	(1,240)
Swap Contracts	(130,322)
Foreign Currency Transactions	20
Forward Currency Contracts	950
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,480
Affiliated Investment Companies Shares	(1)
Futures	(563)
Swap Contracts	(7,261)
Translation of Foreign Currency-Denominated Amounts	(6)
Forward Currency Contracts	2,997

Net Realized and Unrealized Gain (Loss)	(137,584)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(123,348)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$14,236	$34,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(8,646)	(5,105)
Affiliated Investment Companies Shares Sold	8	1
Futures	(1,240)	(7,871)
Swap Contracts	(130,322)	(121,360)
Foreign Currency Transactions	20	22
Forward Currency Contracts	950	14,639
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,480	21,976
Affiliated Investment Companies Shares	(1)	—
Futures	(563)	4,368
Swap Contracts	(7,261)	19,967
Translation of Foreign Currency-Denominated Amounts	(6)	17
Forward Currency Contracts	2,997	(6,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,348)	(45,029)

Distributions:
Institutional Class Shares	(16,600)	(36,041)
Capital Share Transactions (1):
Shares Issued	438,853	637,187
Shares Issued in Lieu of Cash Distributions	15,097	32,129
Shares Redeemed	(796,619)	(1,005,190)

Net Increase (Decrease) from Capital Share Transactions	(342,669)	(335,874)

Total Increase (Decrease) in Net Assets	(482,617)	(416,944)
Net Assets
Beginning of Year	1,579,044	1,995,988

End of Year	$1,096,427	$1,579,044

(1) Shares Issued and Redeemed:
Shares Issued	92,161	116,397
Shares Issued in Lieu of Cash Distributions	2,780	5,930
Shares Redeemed	(165,027)	(184,535)

Net Increase (Decrease) from Shares Issued and Redeemed	(70,086)	(62,208)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$5.46	$5.68	$5.98	$5.88	$5.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.06	0.11	0.10	0.07	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.46)	(0.22)	(0.25)	0.11	(0.07)

Total from Investment Operations	(0.40)	(0.11)	(0.15)	0.18	(0.02)

Less Distributions:
Net Investment Income	(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Total Distributions	(0.06)	(0.11)	(0.15)	(0.08)	(0.03)

Net Asset Value, End of Year	$5.00	$5.46	$5.68	$5.98	$5.88

Total Return	(7.41%)	(1.99%)	(2.43%)	3.15%	(0.26%)

Net Assets, End of Year (thousands)	$1,096,427	$1,579,044	$1,995,988	$1,728,321	$1,598,097
Ratio of Expenses to Average Net Assets	0.33%	0.33%	0.32%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.41%	0.41%	0.39%	0.39%	0.40%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.99%	1.61%	1.17%	0.95%
Portfolio Turnover Rate	71%	38%	78%	102%	159%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is

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not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts maybe treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

126

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of October 31, 2020, the Portfolio held a $242,637,157 investment in the Subsidiary, representing 22.13% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2020, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.29	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.30% to 0.28% .

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of October 31, 2020, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

127

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the year ended October 31, 2020, approximately $930 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$20

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$31

F. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolio made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$380,977	$463,721	$301,364	$606,869

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

128

The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$5,035	$445,271	$447,028	$8	$(1)	$3,285	284	$68	—

Total	$5,035	$445,271	$447,028	$8	$(1)	$3,285	284	$68	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2019	$36,041	—	—	$36,041
2020	16,600	—	—	16,600

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(379)	—	$(379)

129

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$2,941	—	$(6,697)	$(12,444)	$(16,200)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,697	$6,697

During the year ended October 31, 2020, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Commodity Strategy Portfolio	$664

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$977,897	$3,690	$(16,681)	$(12,991)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$289,754	$72,717	$1,177,557

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts
***	Average Notional Value of agreements

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (1)	Commodity Futures Contracts*,(2)
DFA Commodity Strategy Portfolio	$1,682	$446	$1,236

	Liability Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (3)	Commodity Futures Contracts (4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(17,256)	$(77)	$(1,115)	$(16,064)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(130,612)	$950	$(1,240)	$(130,322)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(4,827)	$2,997	$(563)	$(7,261)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2020 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities		Cash Collateral Pledged	Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged
	Assets					Liabilities
DFA Commodity Strategy Portfolio
Barclays Capital	—	—	—	—	—	$77	$77	—	—	—	$77
Credit Suisse	—	—	—	—	—	5,149	5,149	—	—	$(5,149)	—
Bank of America Corp	—	—	—	—	—	5,006	5,006	—	$(5,006)	—	—
Citibank, N.A.	—	—	—	—	—	4,861	4,861	—	—	(4,861)	—
State Street Bank and Trust	$446	$446	—	—	$446	—	—	—	—	—	—
UBS AG	—	—	—	—	—	1,047	1,047	—	(1,047)	—	—

Total	$446	$446	—	—	$446	$16,140	$16,140	—	$(6,053)	$(10,010)	$77

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2020.

J. Securities Lending:

As of October 31, 2020, the Portfolio had a security on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds	$3,304	—	—	—	$3,304

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential

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accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

N. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	62%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2020, the related consolidated statement of operations for the year ended October 31, 2020, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, brokers and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS (Unaudited)

U.S. Large Company Portfolio vs.

S&P 500™ Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indeces LLC, a division of S&P Global. All rights reserved.

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by investing in S&P 500® Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2020, the Portfolio held approximately 510 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, the total return was 9.63% for the Portfolio and 9.71% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

141

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,133.10	0.08%	$0.43
Hypothetical 5% Annual Return	$1,000.00	$1,024.73	0.08%	$0.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

142

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512)306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512)306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio

Communication Services	11.1%
Consumer Discretionary	11.6%
Consumer Staples	7.0%
Energy	2.0%
Financials	9.9%
Health Care	14.1%
Industrials	8.4%
Information Technology	27.4%
Materials	2.7%
Real Estate	2.6%
Utilities	3.2%

100.0%

143

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (11.1%)
* Alphabet, Inc., Class A	105,892	$171,133,120	1.8%
* Alphabet, Inc., Class C	103,468	167,722,663	1.8%
AT&T, Inc.	2,510,983	67,846,761	0.7%
Comcast Corp., Class A	1,606,556	67,860,925	0.7%
* Facebook, Inc., Class A	847,314	222,936,786	2.3%
* Netflix, Inc.	155,422	73,940,462	0.8%
Verizon Communications, Inc.	1,458,328	83,110,113	0.9%
Walt Disney Co. (The)	636,843	77,217,214	0.8%
Other Securities		134,518,590	1.3%

TOTAL COMMUNICATION SERVICES		1,066,286,634	11.1%

CONSUMER DISCRETIONARY — (11.5%)
* Amazon.com, Inc.	150,045	455,559,127	4.8%
Home Depot, Inc. (The)	379,363	101,179,906	1.1%
Lowe’s Cos., Inc.	266,586	42,147,247	0.4%
McDonald’s Corp.	262,236	55,856,268	0.6%
NIKE, Inc., Class B	438,692	52,678,135	0.6%
Other Securities		398,828,549	4.1%

TOTAL CONSUMER DISCRETIONARY		1,106,249,232	11.6%

CONSUMER STAPLES — (7.0%)
Coca-Cola Co. (The)	1,362,414	65,477,617	0.7%
Costco Wholesale Corp.	155,601	55,646,030	0.6%
PepsiCo, Inc.	487,971	65,041,655	0.7%
Procter & Gamble Co. (The)	877,389	120,290,032	1.3%
Walmart, Inc.	489,347	67,896,896	0.7%
Other Securities		294,807,984	3.0%

TOTAL CONSUMER STAPLES		669,160,214	7.0%

ENERGY — (2.0%)
Chevron Corp.	678,094	47,127,533	0.5%
Exxon Mobil Corp.	1,489,042	48,572,550	0.5%
Other Securities		96,922,202	1.0%

TOTAL ENERGY		192,622,285	2.0%

FINANCIALS — (9.9%)
Bank of America Corp.	2,686,983	63,681,497	0.7%
* Berkshire Hathaway, Inc., Class B	698,571	141,041,485	1.5%
JPMorgan Chase & Co.	1,074,033	105,298,195	1.1%
Other Securities		634,104,048	6.6%

TOTAL FINANCIALS		944,125,225	9.9%

HEALTH CARE — (14.0%)
Abbott Laboratories	623,968	65,585,276	0.7%
AbbVie, Inc.	621,667	52,903,862	0.6%
Amgen, Inc.	206,199	44,732,811	0.5%
Bristol-Myers Squibb Co.	793,543	46,382,588	0.5%
Danaher Corp.	222,347	51,037,530	0.5%
Johnson & Johnson	927,856	127,218,336	1.3%
Medtronic P.L.C.	473,452	47,615,068	0.5%

144

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	891,352	$67,038,584	0.7%
Pfizer, Inc.	1,958,348	69,482,187	0.7%
Thermo Fisher Scientific, Inc.	139,413	65,959,079	0.7%
UnitedHealth Group, Inc.	334,916	102,196,268	1.1%
Other Securities		603,942,888	6.3%

TOTAL HEALTH CARE		1,344,094,477	14.1%

INDUSTRIALS — (8.4%)
Union Pacific Corp.	239,027	42,353,194	0.4%
Other Securities		758,328,227	8.0%

TOTAL INDUSTRIALS		800,681,421	8.4%

INFORMATION TECHNOLOGY — (27.4%)
Accenture P.L.C., Class A	224,077	48,604,542	0.5%
* Adobe, Inc.	169,043	75,579,125	0.8%
Apple, Inc.	5,665,617	616,759,175	6.4%
Broadcom, Inc.	141,684	49,536,977	0.5%
Cisco Systems, Inc.	1,491,938	53,560,574	0.6%
Intel Corp.	1,498,837	66,368,502	0.7%
Mastercard, Inc., Class A.	311,312	89,857,096	0.9%
Microsoft Corp.	2,666,982	539,983,846	5.6%
NVIDIA Corp.	217,442	109,016,721	1.1%
* PayPal Holdings, Inc.	413,493	76,963,452	0.8%
QUALCOMM, Inc.	397,381	49,020,920	0.5%
* salesforce.com, Inc.	320,701	74,489,221	0.8%
Texas Instruments, Inc.	322,490	46,628,829	0.5%
# Visa, Inc., Class A.	594,180	107,968,448	1.1%
Other Securities		618,938,376	6.6%

TOTAL INFORMATION TECHNOLOGY		2,623,275,804	27.4%

MATERIALS — (2.7%)
Other Securities		255,452,675	2.7%

REAL ESTATE — (2.6%)
Other Securities		250,438,613	2.6%

UTILITIES — (3.2%)
NextEra Energy, Inc.	689,856	50,504,358	0.5%
Other Securities		255,665,036	2.7%

TOTAL UTILITIES		306,169,394	3.2%

TOTAL COMMON STOCKS (Cost $3,414,367,019)		9,558,555,974	100.0%

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	2,390,876	2,390,876	0.0%

145

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	1,663,696	$19,250,624	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,436,001,210)		$9,580,197,474	100.2%

As of October 31, 2020, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	50	12/18/20	$8,567,664	$8,161,750	$(405,914)

Total Futures Contracts			$8,567,664	$8,161,750	$(405,914)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,066,286,634	—	—	$1,066,286,634
Consumer Discretionary	1,106,249,232	—	—	1,106,249,232
Consumer Staples	669,160,214	—	—	669,160,214
Energy	192,622,285	—	—	192,622,285
Financials	944,125,225	—	—	944,125,225
Health Care	1,344,094,477	—	—	1,344,094,477
Industrials	800,681,421	—	—	800,681,421
Information Technology	2,623,275,804	—	—	2,623,275,804
Materials	255,452,675	—	—	255,452,675
Real Estate	250,438,613	—	—	250,438,613
Utilities	306,169,394	—	—	306,169,394
Temporary Cash Investments	2,390,876	—	—	2,390,876
Securities Lending Collateral	—	$19,250,624	—	19,250,624
Futures Contracts**	(405,914)	—	—	(405,914)

TOTAL	$9,560,540,936	$19,250,624	—	$9,579,791,560

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

146

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $141,985 of securities on loan)	$9,558,556
Temporary Cash Investments at Value & Cost	2,391
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $19,243)	19,251
Segregated Cash for Futures Contracts	600
Receivables:
Dividends and Interest	9,580
Securities Lending Income	24
Fund Shares Sold	4,539
Futures Margin Variation	141
Prepaid Expenses and Other Assets	91

Total Assets	9,595,173

LIABILITIES:
Payables:
Upon Return of Securities Loaned	19,326
Fund Shares Redeemed	10,943
Due to Advisor	418
Accrued Expenses and Other Liabilities	1,725

Total Liabilities	32,412

NET ASSETS	$9,562,761

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,562,761 and shares outstanding of 380,999,749	$25.10

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$3,414,367

NET ASSETS CONSIST OF:
Paid-In Capital	$3,252,978
Total Distributable Earnings (Loss)	6,309,783

NET ASSETS	$9,562,761

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$183,643
Income from Securities Lending	393

Total Investment Income	184,036

Fund Expenses
Investment Management Fees	5,785
Accounting & Transfer Agent Fees	1,696
S&P 500® Fees	102
Custodian Fees	120
Filing Fees	168
Shareholders’ Reports	189
Directors’/Trustees’ Fees & Expenses	80
Professional Fees	186
Previously Waived Fees Recovered by Advisor (Note C)	95
Other	219

Total Fund Expenses	8,640

Fees Waived, Expenses Reimbursed by Advisor (Note C)	926

Net Expenses	7,714

Net Investment Income (Loss)	176,322

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	293,769
Affiliated Investment Companies Shares Sold	(79)
Futures	5,519
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	437,733
Affiliated Investment Companies Shares	(2)
Futures	(629)

Net Realized and Unrealized Gain (Loss)	736,311

Net Increase (Decrease) in Net Assets Resulting from Operations	$912,633

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

148

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$176,322	$183,642
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	293,769	71,790
Affiliated Investment Companies Shares Sold	(79)	(8)
Futures	5,519	(137)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	437,733	985,397
Affiliated Investment Companies Shares	(2)	6
Futures	(629)	147

Net Increase (Decrease) in Net Assets Resulting from Operations	912,633	1,240,837

Distributions:
Institutional Class Shares	(239,888)	(214,307)
Capital Share Transactions (1):
Shares Issued	1,829,642	1,678,907
Shares Issued in Lieu of Cash Distributions	221,900	198,444
Shares Redeemed	(2,947,917)	(1,634,559)

Net Increase (Decrease) from Capital Share Transactions	(896,375)	242,792

Total Increase (Decrease) in Net Assets	(223,630)	1,269,322
Net Assets
Beginning of Year	9,786,391	8,517,069

End of Year	$9,562,761	$9,786,391

(1) Shares Issued and Redeemed:
Shares Issued	80,394	78,503
Shares Issued in Lieu of Cash Distributions	9,448	9,441
Shares Redeemed	(125,721)	(75,490)

Net Increase (Decrease) from Shares Issued and Redeemed	(35,879)	12,454

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

149

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$23.48	$21.06	$20.05	$16.67	$16.42

Income from Investment Operations (A)
Net Investment Income (Loss)	0.44	0.44	0.41	0.37	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.77	2.50	1.05	3.50	0.38

Total from Investment Operations	2.21	2.94	1.46	3.87	0.73

Less Distributions:
Net Investment Income	(0.47)	(0.39)	(0.39)	(0.39)	(0.34)
Net Realized Gains	(0.12)	(0.13)	(0.06)	(0.10)	(0.14)

Total Distributions	(0.59)	(0.52)	(0.45)	(0.49)	(0.48)

Net Asset Value, End of Year.	$25.10	$23.48	$21.06	$20.05	$16.67

Total Return	9.63%	14.29%	7.25%	23.55%	4.54%

Net Assets, End of Year (thousands)	$9,562,761	$9,786,391	$8,517,069	$7,996,178	$6,365,936
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.02%	1.90%	1.99%	2.17%
Portfolio Turnover Rate	3%	3%	5%	7%	9%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

150

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

151

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2020, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than

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the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$95	$926	$1,802

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Company Portfolio	$353

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$321,704	$1,221,740

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$82,786	$1,452,574	$1,516,028	$(79)	$(2)	$19,251	1,664	$686	—

Total	$82,786	$1,452,574	$1,516,028	$(79)	$(2)	$19,251	1,664	$686	—

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F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2019	$154,842	$59,465	—	$214,307
2020	190,450	49,437	—	239,887

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(19,942)	$(21,516)	$(41,458)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$17,253	$235,339	$6,057,514	$6,310,106

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable.

During the year ended October 31, 2020, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,522,701	$6,273,349	$(215,852)	$6,057,497

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$45,556

*	Average Notional Value of contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2020	Equity Contracts *,(1)
U.S. Large Company Portfolio	$(406)	$(406)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$5,519	$5,519

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(629)	$(629)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

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The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
U.S. Large Company Portfolio	1.51%	$6,417	94	$21	$32,358	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2020.

I. Securities Lending:

As of October 31, 2020, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$126,072

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned

157

securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio
Common Stocks	$19,326	—	—	—	$19,326

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

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On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

M. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	3	66%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, broker and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The U.S. Large Cap Value Series vs.

Russell 1000™ Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russel Company is the source and owner of the trademarks, service marks, and copyrights related to the Russel Indexes.

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15% . As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Cap Value Series

The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2020, the Series held approximately 340 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were -11.42% for the Series and -7.57% for the Russell 1000® Value Index, the Series’ benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Series’ greater emphasis on value stocks had a negative impact on performance relative to the benchmark. Conversely, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in the U.S.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,070.40	0.11%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.58	0.11%	$0.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series

Communication Services	12.4%
Consumer Discretionary	7.4%
Consumer Staples	5.4%
Energy	6.4%
Financials	19.2%
Health Care	18.4%
Industrials	13.2%
Information Technology	10.2%
Materials	6.8%
Real Estate	0.3%
Utilities	0.3%

100.0%

164

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (12.2%)
AT&T, Inc	24,711,997	$667,718,159	3.0%
#* Charter Communications, Inc., Class A	891,570	538,347,797	2.4%
Comcast Corp., Class A	16,600,301	701,196,714	3.2%
* T-Mobile US, Inc.	1,353,820	148,338,057	0.7%
Walt Disney Co. (The)	2,459,943	298,268,089	1.3%
Other Securities		357,671,282	1.6%

TOTAL COMMUNICATION SERVICES		2,711,540,098	12.2%

CONSUMER DISCRETIONARY — (7.3%)
DR Horton, Inc.	3,067,017	204,907,406	0.9%
General Motors Co.	5,891,402	203,430,111	0.9%
Target Corp.	987,920	150,381,182	0.7%
Other Securities		1,063,310,893	4.8%

TOTAL CONSUMER DISCRETIONARY		1,622,029,592	7.3%

CONSUMER STAPLES — (5.4%)
Mondelez International, Inc., Class A	3,319,883	176,352,185	0.8%
Walmart, Inc.	2,527,593	350,703,529	1.6%
Other Securities		662,983,656	3.0%

TOTAL CONSUMER STAPLES		1,190,039,370	5.4%

ENERGY — (6.3%)
Chevron Corp.	5,532,109	384,481,575	1.7%
ConocoPhillips	5,021,111	143,704,197	0.7%
Exxon Mobil Corp.	11,469,927	374,149,019	1.7%
Other Securities		502,010,792	2.2%

TOTAL ENERGY		1,404,345,583	6.3%

FINANCIALS — (19.1%)
Bank of America Corp.	11,516,295	272,936,215	1.2%
Bank of New York Mellon Corp. (The)	3,558,490	122,269,716	0.6%
* Berkshire Hathaway, Inc., Class B	2,382,817	481,090,752	2.2%
Capital One Financial Corp.	1,607,170	117,451,984	0.5%
Citigroup, Inc.	6,244,483	258,646,486	1.2%
Goldman Sachs Group, Inc. (The)	1,149,360	217,275,014	1.0%
JPMorgan Chase & Co.	6,419,313	629,349,446	2.9%
Morgan Stanley	4,487,383	216,067,491	1.0%
PNC Financial Services Group, Inc. (The)	1,160,536	129,840,768	0.6%
Travelers Cos., Inc. (The)	1,133,690	136,847,720	0.6%
Truist Financial Corp.	2,913,713	122,725,592	0.6%
Wells Fargo & Co.	6,860,993	147,168,300	0.7%
Other Securities		1,369,718,762	6.0%

TOTAL FINANCIALS		4,221,388,246	19.1%

HEALTH CARE — (18.2%)
Anthem, Inc.	1,214,817	331,402,078	1.5%
Bristol-Myers Squibb Co.	2,042,046	119,357,589	0.5%
Cigna Corp.	1,527,633	255,068,882	1.1%
CVS Health Corp.	5,429,176	304,522,482	1.4%
Danaher Corp.	1,305,032	299,557,045	1.3%

165

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Humana, Inc.	517,327	$206,558,325	0.9%
* Laboratory Corp. of America Holdings	758,731	151,571,692	0.7%
Medtronic P.L.C.	2,765,500	278,126,335	1.3%
Pfizer, Inc.	19,158,608	679,747,412	3.1%
Quest Diagnostics, Inc.	971,775	118,692,598	0.5%
Thermo Fisher Scientific, Inc.	972,192	459,963,479	2.1%
Other Securities		831,973,850	3.8%

TOTAL HEALTH CARE		4,036,541,767	18.2%

INDUSTRIALS — (13.1%)
Eaton Corp. P.L.C.	1,799,024	186,720,701	0.8%
FedEx Corp.	1,020,334	264,746,063	1.2%
Kansas City Southern	679,296	119,651,197	0.5%
Norfolk Southern Corp.	1,309,901	273,926,497	1.2%
Raytheon Technologies Corp.	2,533,591	137,624,663	0.6%
Republic Services, Inc.	1,835,706	161,854,198	0.7%
Stanley Black & Decker, Inc.	768,993	127,806,637	0.6%
Other Securities		1,631,200,985	7.5%

TOTAL INDUSTRIALS		2,903,530,941	13.1%

INFORMATION TECHNOLOGY — (10.1%)
Corning, Inc.	3,975,481	127,096,128	0.6%
Fidelity National Information Services, Inc.	1,257,803	156,709,676	0.7%
HP, Inc.	9,358,742	168,083,006	0.8%
Intel Corp.	14,455,761	640,101,097	2.9%
* Micron Technology, Inc.	5,123,071	257,895,394	1.2%
Other Securities		893,925,025	3.9%

TOTAL INFORMATION TECHNOLOGY		2,243,810,326	10.1%

MATERIALS — (6.7%)
Linde P.L.C.	730,934	161,053,998	0.7%
Nucor Corp.	2,509,981	119,876,693	0.5%
Other Securities		1,199,231,605	5.5%

TOTAL MATERIALS		1,480,162,296	6.7%

REAL ESTATE — (0.3%)
Other Securities		62,240,689	0.3%

UTILITIES — (0.3%)
Other Securities		61,725,648	0.3%

TOTAL COMMON STOCKS		21,937,354,556	99.0%

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Other Security		186,347	0.0%

TOTAL PREFERRED STOCKS		186,347	0.0%

166

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		$631,660	0.0%

TOTAL RIGHTS/WARRANTS		631,660	0.0%

TOTAL INVESTMENT SECURITIES (Cost $17,495,389,506)		21,938,172,563

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	105,448,025	105,448,025	0.5%

SECURITIES LENDING COLLATERAL — (0.5%)
@§ The DFA Short Term Investment Fund	10,482,747	121,295,861	0.5%

TOTAL INVESTMENTS—(100.0%) (Cost $17,722,105,628)		$22,164,916,449	100.0%

As of October 31, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	929	12/18/20	$155,725,134	$151,645,315	$(4,079,819)

Total Futures Contracts			$155,725,134	$151,645,315	$(4,079,819)

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,711,540,098	—	—	$2,711,540,098
Consumer Discretionary	1,622,029,592	—	—	1,622,029,592
Consumer Staples	1,190,039,370	—	—	1,190,039,370
Energy	1,404,345,583	—	—	1,404,345,583
Financials	4,221,388,246	—	—	4,221,388,246
Health Care	4,036,541,767	—	—	4,036,541,767
Industrials	2,903,530,941	—	—	2,903,530,941
Information Technology	2,243,810,326	—	—	2,243,810,326
Materials	1,480,162,296	—	—	1,480,162,296
Real Estate	62,240,689	—	—	62,240,689
Utilities	61,725,648	—	—	61,725,648
Preferred Stocks
Consumer Discretionary	186,347	—	—	186,347
Rights/Warrants
Energy	—	$631,660	—	631,660
Temporary Cash Investments	105,448,025	—	—	105,448,025

167

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$121,295,861	—	$121,295,861
Futures Contracts**	$(4,079,819)	—	—	(4,079,819)

TOTAL	$22,038,909,109	$121,927,521	—	$22,160,836,630

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

168

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $381,072 of securities on loan)	$21,938,172
Temporary Cash Investments at Value & Cost	105,448
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $121,268)	121,296
Segregated Cash for Futures Contracts	11,148
Foreign Currencies at Value	5
Receivables:
Investment Securities Sold	66,772
Dividends and Interest	39,240
Securities Lending Income	60
Prepaid Expenses and Other Assets	1

Total Assets	22,282,142

LIABILITIES:
Payables:
Due to Custodian	3
Upon Return of Securities Loaned	121,608
Due to Advisor	1,964
Futures Margin Variation	1,746
Accrued Expenses and Other Liabilities	2,416

Total Liabilities	127,737

NET ASSETS	$22,154,405

Investment Securities at Cost	$17,495,390

Foreign Currencies at Cost	$5

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

169

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$674,187
Income from Securities Lending	1,543

Total Investment Income	675,730

Expenses
Investment Management Fees	25,565
Accounting & Transfer Agent Fees	1,159
Custodian Fees	278
Shareholders’ Reports	85
Directors’/Trustees’ Fees & Expenses	200
Professional Fees	343
Other	579

Total Expenses	28,209

Net Expenses	28,209

Net Investment Income (Loss)	647,521

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(556,816)
Affiliated Investment Companies Shares Sold	(345)
Futures	70,664
Foreign Currency Transactions	(1)
In-Kind Redemptions	32,114
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,555,408)
Affiliated Investment Companies Shares	(15)
Futures	(5,465)

Net Realized and Unrealized Gain (Loss)	(4,015,272)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,367,751)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

170

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$647,521	$725,339
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(556,816)	699,155
Affiliated Investment Companies Shares Sold	(345)	35
Futures	70,664	(1,255)
Foreign Currency Transactions	(1)	—
In-Kind Redemptions	32,114	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,555,408)	565,227
Affiliated Investment Companies Shares	(15)	21
Futures	(5,465)	15,103

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,367,751)	2,003,625

Transactions in Interest:
Contributions	715,292	1,481,953
Withdrawals	(5,122,814)	(2,798,695)

Net Increase (Decrease) from Transactions in Interest	(4,407,522)	(1,316,742)

Total Increase (Decrease) in Net Assets	(7,775,273)	686,883
Net Assets
Beginning of Year	29,929,678	29,242,795

End of Year	$22,154,405	$29,929,678

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

171

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Total Return	(11.42%)	7.15%	2.95%	24.31%	4.75%

Net Assets, End of Year (thousands)	$22,154,405	$29,929,678	$29,242,795	$27,676,546	$20,916,568
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.50%	2.14%	2.19%	2.39%
Portfolio Turnover Rate	4%	10%	13%	15%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

172

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

173

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2020, the total related amounts paid by the Trust to the CCO were $63 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

174

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series.	$706

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$1,093,026	$4,660,576

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$255,892	$3,283,521	$3,417,757	$(345)	$(15)	$121,296	10,483	$1,904	—

Total	$255,892	$3,283,521	$3,417,757	$(345)	$(15)	$121,296	10,483	$1,904	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,701,341	$7,289,185	$(2,825,608)	$4,463,577

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

175

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$220,044

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2020	Equity Contracts *,(1)
The U.S. Large Cap Value Series	$(4,080)	$(4,080)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$70,664	$70,664

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(5,465)	$(5,465)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
The U.S. Large Cap Value Series	2.30%	$20,086	1	$1	$20,086	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Series’ available line of credit was used.

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Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2020.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$165,206	$273,568	$(11,170)

J. Securities Lending:

As of October 31, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$269,299

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay

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the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$121,608	—	—	—	$121,608

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2020, the Series realized net gains (losses) on in-kind redemptions as follows:

The U.S. Large Cap Value Series	$32,114

M. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

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In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

N. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

O. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with

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respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The U.S. Large Cap Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

The U.S. Large Cap Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, broker and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM –Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM –Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980- 2014).

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Name Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010- September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since September 2019)

•  Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

187

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2016) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•  DFA Investment Dimensions Group Inc.

•  Dimensional Investment Group Inc.

•  The DFA Investment Trust Company

•  Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•  Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•  Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since June 2020)

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex

188

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President and Assistant Treasurer (since June 2020)
• Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  the DFA Fund Complex (since 2017)

•  Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•  all the DFA Entities (since 2001)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary of

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

189

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)
Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017)

of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Fund II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer

(2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•  Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

190

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

191

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	9%	38%	53%	—	—	100%	—	—	100%	—	—	100%	2%
U.S. Large Cap Equity Portfolio	91%	—	9%	—	—	100%	85%	100%	—	—	4%	—	—
U.S. Large Cap Value Portfolio	46%	—	54%	—	—	100%	79%	100%	—	—	5%	—	—
U.S. Targeted Value Portfolio	35%	—	65%	—	—	100%	64%	100%	—	—	8%	1%	—
U.S. Small Cap Value Portfolio	40%	—	60%	—	—	100%	78%	100%	—	—	6%	1%	—
U.S. Core Equity 1 Portfolio	47%	—	53%	—	—	100%	75%	99%	—	—	4%	1%	—
U.S. Core Equity 2 Portfolio	40%	—	60%	—	—	100%	75%	100%	—	—	4%	1%	—
U.S. Vector Equity Portfolio	41%	—	59%	—	—	100%	75%	100%	—	—	6%	—	—
U.S. Small Cap Portfolio	27%	—	73%	—	—	100%	88%	100%	—	—	4%	1%	—
U.S. Micro Cap Portfolio	27%	—	73%	—	—	100%	89%	100%	—	—	6%	1%	—
U.S. High Relative Profitability Portfolio	100%	—	—	—	—	100%	80%	100%	—	—	3%	—	—
DFA Real Estate Securities Portfolio	94%	—	6%	—	—	100%	—	—	—	—	—	1%	—
DFA Commodity Strategy Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
Dimensional Investment Group Inc.
U.S. Large Company Portfolio	79%	—	21%	—	—	100%	74%	100%	—	—	3%	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

See accompanying Notes to Financial Statements.

192

DFA103120-001AD 00253042

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio	DFA International Real Estate Securities Portfolio	World Core Equity Portfolio

International Core Equity Portfolio	DFA Global Real Estate Securities Portfolio	Selectively Hedged Global Equity Portfolio

Global Small Company Portfolio	DFA International Small Cap Value Portfolio	Emerging Markets Portfolio

International Small Company Portfolio	International Vector Equity Portfolio	Emerging Markets Small Cap Portfolio

Japanese Small Company Portfolio	International High Relative Profitability Portfolio	Emerging Markets Value Portfolio

Asia Pacific Small Company Portfolio	World ex U.S. Value Portfolio	Emerging Markets Core Equity Portfolio

United Kingdom Small Company Portfolio	World ex U.S. Core Equity Portfolio	Emerging Markets Targeted Value Portfolio

Continental Small Company Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

Investment Footnotes
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
u	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

World Ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

April 9, 2013-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

March 7, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 14, 2011-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Class R2 vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

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MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

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12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

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Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification. with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2020, the Portfolio held approximately 1,330 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -6.05% for the Portfolio and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability stocks contributed positively to performance relative to the benchmark, as these stocks generally outperformed lower-profitability stocks. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in developed ex U.S. markets.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 5,040 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -6.32% for the Portfolio and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio’s inclusion of and emphasis on small-caps had a positive impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio’s greater emphasis on higher-profitability stocks contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. Additionally, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in developed ex U.S. markets.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Underlying Funds collectively held approximately 10,730 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2020, total returns were -3.75% for the Portfolio and 0.27% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Underlying Fund’s

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exclusion of stocks with the lowest profitability and highest relative price also detracted from relative performance, as those stocks outperformed. Conversely, the Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Master Funds collectively held approximately 4,200 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -3.64% for the Portfolio and -0.65% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed. Conversely, the Master Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in developed ex U.S. markets.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Master Fund held approximately 1,710 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were -2.32% for the Portfolio and -1.46% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price had a negative impact on performance relative to the benchmark, as those stocks outperformed. Conversely, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in Japan.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund’s greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven,

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emphasizing broad diversification. As of October 31, 2020, the Master Fund held approximately 750 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were -0.23% for the Portfolio and 3.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price had a negative impact on performance relative to the benchmark, as those securities outperformed. Conversely, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in Asia Pacific (ex Japan) markets.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Master Fund held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were -15.27% for the Portfolio and -14.04% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those securities outperformed for the period. Conversely, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in the U.K.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Master Fund held approximately 1,090 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -2.63% for the Portfolio and 3.14% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Master Fund relative to the benchmark, which in turn led to differences in holdings between the Master Fund and the benchmark. These holdings differences detracted from the Master Fund’s performance relative to the benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also detracted

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from relative performance, as those securities outperformed for the year. Conversely, the Master Fund’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in eligible markets.

Global Real Estate Market Review	12 Months Ended October 31, 2020

Publicly traded global real estate investment trusts (REITs) had negative returns for the period. REITs underperformed U.S., developed non-U.S., and emerging markets equities. The U.S. REIT market, the world’s largest, had negative performance for the period and underperformed non-U.S. REITs. Among non-U.S. REIT markets, Saudi Arabia, New Zealand, and Turkey were among the strongest performers, while Taiwan, South Africa, and France lagged. At the REIT industry level, industrial and specialized REITs generally outperformed, while hotel and resort REITs and retail REITs generally underperformed.

12 Months Ended October 31, 2020

Return in U.S. Dollars

Dow Jones U.S. Select REIT IndexSM	-25.14%
S&P Global ex U.S. REIT Index	-24.67%
S&P Global REIT Index	-22.87%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2020. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences did not have material overall impact on the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2020, the Portfolio held approximately 290 securities in 21 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -23.98% for the Portfolio and -24.67% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark had a positive impact on performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark. Additionally, Thailand is not an eligible market for the Portfolio but the benchmark holds Thai securities, which had a positive impact on relative performance as those securities underperformed.

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DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. As of the date of this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2020, the Portfolio held, either directly or through the underlying portfolios, approximately 450 securities in 22 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -19.28% for the Portfolio and -22.87% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. The Portfolio’s broader inclusion of specialized REITs had a positive impact on performance relative to the benchmark as did withholding tax rate differences between the Portfolio and the benchmark.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%

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Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

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Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,990 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -13.03% for the Portfolio and -0.65% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s focus on value stocks detracted from performance relative to the style-neutral benchmark. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in developed ex U.S. markets.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 4,700 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -8.41% for the Portfolio and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower

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relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2020, the Portfolio held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 0.80% for the Portfolio and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed lower profitability stocks for the period. The Portfolio’s exclusion of real estate investment trusts (REITs) also had a positive impact on relative performance, as REITs generally underperformed in developed ex U.S. markets.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio, directly and through the Underlying Funds, held approximately 5,320 securities in 44 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2020, total returns were -15.76% for the Portfolio and -2.61% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks globally.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 9,820 securities in 46 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -4.42% for the Portfolio and -2.61% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. and emerging markets. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to performance, as REITs generally underperformed in developed ex U.S. and emerging markets.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. As of the date of this report, the Portfolio’s

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investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Underlying Funds collectively held more than 13,230 equity securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2020, total returns were 1.25% for the Portfolio and 4.89% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks had a negative impact on performance relative to the benchmark. With small-caps underperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Conversely, the Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to performance, as REITs generally underperformed.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Underlying Funds collectively held approximately 13,270 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2020, total returns were 0.47% for the Portfolio and 4.89% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks generally underperforming high relative price (growth) stocks globally, the Underlying Funds’ greater emphasis on value stocks had a negative impact on performance relative to the benchmark. With small-caps underperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also detracted from performance relative to the benchmark (which is composed primarily of large- and mid-cap stocks). The Portfolio’s strategy of selectively hedging foreign currency exposure detracted from performance relative to the benchmark (which does not hedge currency exposure), as the U.S. dollar generally weakened against the currencies to which the Portfolio had hedged its exposure.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2020, the Master Fund held approximately 1,610 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were 2.36% for the Portfolio and 8.25% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks had a negative impact on performance

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relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. The Master Fund’s greater allocation to stocks with smaller market capitalizations within the large cap universe also detracted from relative performance, as these stocks underperformed their larger counterparts for the period.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price. The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Master Fund held approximately 4,550 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were 0.81% for the Portfolio and 8.25% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks underperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2020, the Master Fund held approximately 2,870 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were -9.98% for the Portfolio’s Class R2 shares, -9.75% for the Portfolio’s Institutional Class shares, and 8.25% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Master Fund’s inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 5,600 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

26

For the 12 months ended October 31, 2020, total returns were 1.13% for the Portfolio and 8.25% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis value stocks detracted from performance relative to the benchmark. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-caps also had a negative impact on relative performance, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. As of October 31, 2020, the Portfolio held approximately 2,180 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -3.89% for the Portfolio and 8.25% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap and mid-cap stocks underperforming large-cap stocks, the Portfolio’s focus on small- and mid-cap stocks also detracted from relative performance, which is composed primarily of large- and mid-cap stocks.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Large Cap International Portfolio
Actual Fund Return	$1,000.00	$1,104.70	0.22%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,126.60	0.30%	$1.60
Hypothetical 5% Annual Return	$1,000.00	$1,023.63	0.30%	$1.53

28

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,168.00	0.47%	$2.56
Hypothetical 5% Annual Return	$1,000.00	$1,022.77	0.47%	$2.39

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$1,151.90	0.53%	$2.87
Hypothetical 5% Annual Return	$1,000.00	$1,022.47	0.53%	$2.69

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,136.50	0.54%	$2.90
Hypothetical 5% Annual Return	$1,000.00	$1,022.42	0.54%	$2.75

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,219.30	0.54%	$3.01
Hypothetical 5% Annual Return	$1,000.00	$1,022.42	0.54%	$2.75

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,075.60	0.59%	$3.08
Hypothetical 5% Annual Return	$1,000.00	$1,022.17	0.59%	$3.00

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$1,157.80	0.54%	$2.93
Hypothetical 5% Annual Return	$1,000.00	$1,022.42	0.54%	$2.75

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$1,056.00	0.26%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.26%	$1.32

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$1,025.70	0.24%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.24%	$1.22

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,100.90	0.65%	$3.43
Hypothetical 5% Annual Return	$1,000.00	$1,021.87	0.65%	$3.30

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$1,126.60	0.47%	$2.51
Hypothetical 5% Annual Return	$1,000.00	$1,022.77	0.47%	$2.39

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,129.50	0.30%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.63	0.30%	$1.53

29

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,088.70	0.40%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.13	0.40%	$2.03

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,143.60	0.35%	$1.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.38	0.35%	$1.78

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,147.60	0.32%	$1.73
Hypothetical 5% Annual Return	$1,000.00	$1,023.53	0.32%	$1.63

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$1,140.70	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.33	0.36%	$1.83

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$1,194.00	0.44%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.93	0.44%	$2.24

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$1,220.00	0.69%	$3.85
Hypothetical 5% Annual Return	$1,000.00	$1,021.67	0.69%	$3.51

Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,116.60	0.77%	$4.10
Institutional Class Shares	$1,000.00	$1,117.90	0.52%	$2.77
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.27	0.77%	$3.91
Institutional Class Shares	$1,000.00	$1,022.52	0.52%	$2.64

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,196.90	0.49%	$2.71
Hypothetical 5% Annual Return	$1,000.00	$1,022.67	0.49%	$2.49

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,191.40	0.84%	$4.63
Hypothetical 5% Annual Return	$1,000.00	$1,020.91	0.84%	$4.27

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

30

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

31

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request,, without charge, by calling collect: (512) 306- 7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512)306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

32

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	6.5%
Consumer Discretionary	12.9%
Consumer Staples	11.2%
Energy	3.6%
Financials	14.4%
Health Care	11.7%
Industrials	16.1%
Information Technology	7.8%
Materials	10.2%
Real Estate	1.8%
Utilities	3.8%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	45.9%
Real Estate	54.1%

100.0%

International High Relative Profitability Portfolio
Communication Services	10.2%
Consumer Discretionary	15.4%
Consumer Staples	14.3%
Energy	1.4%
Financials	4.7%
Health Care	14.4%
Industrials	18.4%
Information Technology	8.8%
Materials	9.4%
Real Estate	0.7%
Utilities	2.3%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	4.2%
Consumer Discretionary	11.6%
Consumer Staples	4.4%
Energy	2.8%
Financials	14.6%
Health Care	4.8%
Industrials	17.0%
Information Technology	13.2%
Materials	17.2%
Real Estate	8.4%
Utilities	1.8%

100.0%

International Core Equity Portfolio
Communication Services	6.2%
Consumer Discretionary	14.4%
Consumer Staples	8.5%
Energy	3.6%
Financials	13.8%
Health Care	7.8%
Industrials	18.7%
Information Technology	7.7%
Materials	13.1%
Real Estate	2.7%
Utilities	3.5%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.7%
Consumer Discretionary	14.4%
Consumer Staples	4.8%
Energy	5.0%
Financials	20.3%
Health Care	2.7%
Industrials	24.1%
Information Technology	3.7%
Materials	17.2%
Real Estate	3.7%
Utilities	1.4%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	6.9%
Consumer Discretionary	13.9%
Consumer Staples	8.1%
Energy	4.1%
Financials	14.3%
Health Care	6.8%
Industrials	15.8%
Information Technology	11.2%
Materials	12.0%
Real Estate	3.7%
Utilities	3.2%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.1%
Consumer Discretionary	14.2%
Consumer Staples	6.5%
Energy	4.5%
Financials	16.9%
Health Care	5.6%
Industrials	21.1%
Information Technology	7.2%
Materials	13.7%
Real Estate	2.9%
Utilities	2.3%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	10.6%
Consumer Discretionary	13.8%
Consumer Staples	6.5%
Energy	4.8%
Financials	15.2%
Health Care	4.0%
Industrials	7.7%
Information Technology	20.2%
Materials	10.2%
Real Estate	4.2%
Utilities	2.8%

100.0%

33

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.9%)
BHP Group, Ltd.	842,811	$20,203,550	0.4%
Commonwealth Bank of Australia	470,347	22,836,066	0.5%
CSL, Ltd.	137,898	27,918,453	0.6%
Other Securities		212,542,899	4.5%

TOTAL AUSTRALIA		283,500,968	6.0%

AUSTRIA — (0.1%)
Other Securities		4,826,219	0.1%

BELGIUM — (0.9%)
Anheuser-Busch InBev SA	265,831	13,750,419	0.3%
Other Securities		27,813,601	0.6%

TOTAL BELGIUM		41,564,020	0.9%

CANADA — (8.9%)
Canadian National Railway Co.	149,760	14,877,082	0.3%
# Royal Bank of Canada	335,579	23,465,090	0.5%
Royal Bank of Canada	216,240	15,134,638	0.3%
Other Securities		378,134,979	8.1%

TOTAL CANADA		431,611,789	9.2%

DENMARK — (2.5%)
Novo Nordisk A.S., Class B	541,515	34,530,047	0.7%
Other Securities		86,377,814	1.9%

TOTAL DENMARK		120,907,861	2.6%

FINLAND — (1.3%)
Other Securities		61,160,733	1.3%

FRANCE — (9.0%)
Air Liquide SA	137,694	20,136,133	0.4%
* Airbus SE	183,285	13,410,237	0.3%
Kering SA	22,325	13,491,357	0.3%
L’Oreal SA	53,362	17,245,813	0.4%
LVMH Moet Hennessy Louis Vuitton SE	92,526	43,371,349	0.9%
Sanofi	214,267	19,346,883	0.4%
Schneider Electric SE	136,443	16,578,700	0.4%
Total SE	608,182	18,425,913	0.4%
Vinci SA	172,107	13,593,883	0.3%
Other Securities		260,675,632	5.5%

TOTAL FRANCE		436,275,900	9.3%

GERMANY — (6.7%)
* Adidas AG	48,528	14,417,905	0.3%
Daimler AG	270,117	13,961,939	0.3%
Deutsche Post AG	337,563	14,966,861	0.3%
Deutsche Telekom AG	1,271,712	19,328,430	0.4%
SAP SE	248,559	26,517,412	0.6%
Siemens AG	130,592	15,320,535	0.3%

34

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$217,140,799	4.6%

TOTAL GERMANY		321,653,881	6.8%

HONG KONG — (2.6%)
AIA Group, Ltd.	3,249,000	30,921,296	0.7%
Hong Kong Exchanges & Clearing, Ltd.	349,451	16,745,240	0.4%
Other Securities		75,698,724	1.5%

TOTAL HONG KONG		123,365,260	2.6%

IRELAND — (0.8%)
Other Securities		40,195,468	0.9%

ISRAEL — (0.4%)
Other Securities		21,843,158	0.5%

ITALY — (2.0%)
Enel SpA	2,271,536	18,059,853	0.4%
Other Securities		77,883,513	1.6%

TOTAL ITALY		95,943,366	2.0%

JAPAN — (23.9%)
Daikin Industries, Ltd.	74,200	13,885,285	0.3%
KDDI Corp.	742,300	20,082,919	0.4%
Keyence Corp.	32,904	14,932,575	0.3%
Nintendo Co., Ltd.	30,500	16,491,007	0.4%
NTT DOCOMO, Inc.	481,328	17,922,340	0.4%
Recruit Holdings Co., Ltd.	399,800	15,212,648	0.3%
SoftBank Group Corp.	306,176	19,942,398	0.4%
Sony Corp.	401,800	33,496,629	0.7%
Toyota Motor Corp.	608,523	39,947,641	0.9%
# Toyota Motor Corp., Sponsored ADR	65,041	8,539,233	0.2%
Other Securities		953,957,225	20.3%

TOTAL JAPAN		1,154,409,900	24.6%

NETHERLANDS — (3.7%)
ASML Holding NV	72,895	26,330,403	0.6%
Koninklijke Ahold Delhaize NV	597,549	16,382,264	0.3%
# Unilever NV	268,265	15,123,100	0.3%
Wolters Kluwer NV	167,575	13,567,988	0.3%
Other Securities		107,630,980	2.3%

TOTAL NETHERLANDS		179,034,735	3.8%

NEW ZEALAND — (0.4%)
Other Securities		21,045,262	0.4%

NORWAY — (0.6%)
Other Securities		29,464,155	0.6%

PORTUGAL — (0.2%)
Other Securities		7,487,329	0.2%

35

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.7%)
Other Securities		$35,939,775	0.8%

SPAIN — (2.0%)
Iberdrola SA	2,077,556	24,530,901	0.5%
Other Securities		70,289,852	1.5%

TOTAL SPAIN		94,820,753	2.0%

SWEDEN — (3.0%)
Other Securities		144,946,428	3.1%

SWITZERLAND — (8.2%)
Nestle SA	915,482	102,971,482	2.2%
Novartis AG	448,358	34,937,212	0.7%
Roche Holding AG	8,668	2,792,840	0.1%
Roche Holding AG	227,381	73,064,642	1.6%
Other Securities		182,878,074	3.8%

TOTAL SWITZERLAND		396,644,250	8.4%

UNITED KINGDOM — (12.1%)
AstraZeneca P.L.C.	141,555	14,212,896	0.3%
AstraZeneca P.L.C., Sponsored ADR	570,883	28,635,491	0.6%
Diageo P.L.C., Sponsored ADR	105,239	13,700,013	0.3%
Reckitt Benckiser Group P.L.C.	172,565	15,200,993	0.3%
# Rio Tinto P.L.C., Sponsored ADR	267,962	15,212,203	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	837,467	20,224,828	0.4%
# Unilever P.L.C., Sponsored ADR	274,641	15,607,848	0.3%
Other Securities		460,143,761	9.9%

TOTAL UNITED KINGDOM		582,938,033	12.4%

TOTAL COMMON STOCKS		4,629,579,243	98.5%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		22,490,733	0.5%

RIGHTS/WARRANTS — (0.0%)

UNITED KINGDOM — (0.0%)
Other Security		588,083	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,983,423,495)		4,652,658,059

		Value†

SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	15,069,216	174,365,896	3.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,157,749,800)		$4,827,023,955	102.7%

36

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of October 31, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	267	12/18/20	$44,330,250	$43,583,745	$(746,505)

Total Futures Contracts			$44,330,250	$43,583,745	$(746,505)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,609,966	$277,891,002	—	$283,500,968
Austria	—	4,826,219	—	4,826,219
Belgium	606,184	40,957,836	—	41,564,020
Canada	427,847,340	3,764,449	—	431,611,789
Denmark	3,864,514	117,043,347	—	120,907,861
Finland	46,937	61,113,796	—	61,160,733
France	4,836,531	431,439,369	—	436,275,900
Germany	14,457,718	307,196,163	—	321,653,881
Hong Kong	550,272	122,814,988	—	123,365,260
Ireland	13,125,467	27,070,001	—	40,195,468
Israel	6,403,851	15,439,307	—	21,843,158
Italy	6,104,440	89,838,926	—	95,943,366
Japan	21,314,917	1,133,094,983	—	1,154,409,900
Netherlands	48,313,641	130,721,094	—	179,034,735
New Zealand	—	21,045,262	—	21,045,262
Norway	52,140	29,412,015	—	29,464,155
Portugal	—	7,487,329	—	7,487,329
Singapore	—	35,939,775	—	35,939,775
Spain	2,514,115	92,306,638	—	94,820,753
Sweden	—	144,946,428	—	144,946,428
Switzerland	28,278,388	368,365,862	—	396,644,250
United Kingdom	167,773,824	415,164,209	—	582,938,033
Preferred Stocks
Germany	—	22,490,733	—	22,490,733
Rights/Warrants
United Kingdom	—	588,083	—	588,083
Securities Lending Collateral	—	174,365,896	—	174,365,896
Futures Contracts**	(746,505)	—	—	(746,505)

TOTAL	$750,953,740	$4,075,323,710	—	$4,826,277,450

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

37

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.5%)
BHP Group, Ltd.	4,074,214	$97,665,537	0.4%
Commonwealth Bank of Australia	1,042,706	50,624,971	0.2%
CSL, Ltd.	345,823	70,014,383	0.3%
Fortescue Metals Group, Ltd.	5,968,860	73,019,990	0.3%
Rio Tinto, Ltd.	692,143	45,026,569	0.2%
Other Securities		1,338,836,051	5.3%

TOTAL AUSTRALIA		1,675,187,501	6.7%

AUSTRIA — (0.4%)
Other Securities		113,638,061	0.5%

BELGIUM — (1.1%)
# Anheuser-BuschInBev SA	913,054	47,228,786	0.2%
Other Securities		241,815,922	1.0%

TOTAL BELGIUM		289,044,708	1.2%

CANADA — (9.1%)
# Bankof Montreal	835,441	49,683,676	0.2%
Canadian Natural Resources, Ltd.	2,874,569	45,849,376	0.2%
Kinross Gold Corp.	8,338,438	66,341,997	0.3%
# KirklandLake Gold, Ltd.	1,396,348	63,618,056	0.3%
# NationalBank of Canada	1,008,670	48,408,286	0.2%
Royal Bank of Canada	858,381	60,021,597	0.3%
Royal Bank of Canada	1,068,243	74,766,328	0.3%
Other Securities		1,950,972,681	7.7%

TOTAL CANADA		2,359,661,997	9.5%

CHINA — (0.0%)
Other Securities		243,369	0.0%

DENMARK — (2.2%)
Novo Nordisk A.S., Class B	891,477	56,845,596	0.2%
Other Securities		510,565,789	2.1%

TOTAL DENMARK		567,411,385	2.3%

FINLAND — (1.7%)
Other Securities		442,698,184	1.8%

FRANCE — (7.4%)
Cie Generale des Etablissements Michelin SCA	610,972	65,985,567	0.3%
#* IngenicoGroup SA	328,454	47,223,576	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	116,455,677	0.5%
Orange SA	4,330,858	48,633,895	0.2%
* PeugeotSA	3,367,636	60,496,910	0.3%
Teleperformance	180,912	54,306,679	0.2%
Total SE	2,092,369	63,391,894	0.3%
Vinci SA	563,434	44,502,872	0.2%
Other Securities		1,422,100,701	5.5%

TOTAL FRANCE		1,923,097,771	7.7%

38

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.2%)
Allianz SE	283,403	$49,922,740	0.2%
Bayerische Motoren Werke AG	951,135	64,999,355	0.3%
Daimler AG	1,555,981	80,426,303	0.3%
Deutsche Telekom AG	5,414,362	82,291,521	0.3%
Other Securities		1,318,734,586	5.3%

TOTAL GERMANY		1,596,374,505	6.4%

HONG KONG — (2.6%)
AIA Group, Ltd.	7,285,200	69,334,512	0.3%
Other Securities		591,695,012	2.3%

TOTAL HONG KONG		661,029,524	2.6%

IRELAND — (0.9%)
* KingspanGroup P.L.C.	619,289	54,044,888	0.2%
Other Securities		172,489,751	0.7%

TOTAL IRELAND		226,534,639	0.9%

ISRAEL — (0.7%)
Other Securities		179,073,078	0.7%

ITALY — (2.3%)
Other Securities		582,554,463	2.3%

JAPAN — (24.2%)
KDDI Corp.	2,158,400	58,395,489	0.3%
NTT DOCOMO, Inc.	1,433,300	53,369,200	0.2%
SoftBank Group Corp.	2,506,763	163,274,904	0.7%
Sony Corp.	1,141,000	95,121,089	0.4%
Toyota Motor Corp.	2,411,895	158,333,397	0.7%
Other Securities		5,723,037,846	22.7%

TOTAL JAPAN		6,251,531,925	25.0%

NETHERLANDS — (3.4%)
ASML Holding NV	180,590	65,230,914	0.3%
Koninklijke Ahold Delhaize NV	3,769,401	103,341,020	0.4%
# UnileverNV	796,683	44,911,995	0.2%
Wolters Kluwer NV	580,125	46,970,784	0.2%
Other Securities		622,506,743	2.4%

TOTAL NETHERLANDS.		882,961,456	3.5%

NEW ZEALAND — (0.6%)
Other Securities		142,882,517	0.6%

NORWAY — (0.8%)
Other Securities		198,746,127	0.8%

PORTUGAL — (0.2%)
Other Securities		55,136,064	0.2%

SINGAPORE — (0.8%)
Other Securities		218,169,590	0.9%

39

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.8%)
Iberdrola SA	8,110,077	$95,760,355	0.4%
Other Securities		368,610,393	1.5%

TOTAL SPAIN		464,370,748	1.9%

SWEDEN — (3.0%)
* VolvoAB, Class B	2,990,796	58,132,667	0.2%
Other Securities		721,724,686	2.9%

TOTAL SWEDEN		779,857,353	3.1%

SWITZERLAND — (7.2%)
Nestle SA	2,748,677	309,165,386	1.2%
Novartis AG, Sponsored ADR	953,193	74,425,309	0.3%
Roche Holding AG	634,350	203,836,537	0.8%
Sika AG	258,120	63,498,747	0.3%
Swisscom AG	97,290	49,481,777	0.2%
Other Securities		1,165,742,631	4.7%

TOTAL SWITZERLAND		1,866,150,387	7.5%

UNITED KINGDOM — (12.0%)
AstraZeneca P.L.C., Sponsored ADR	1,444,584	72,460,333	0.3%
# BP P.L.C., Sponsored ADR	3,919,514	60,674,077	0.3%
# HSBC Holdings P.L.C., Sponsored ADR	3,163,564	66,371,573	0.3%
# Rio Tinto P.L.C., Sponsored ADR	1,793,636	101,824,716	0.4%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	79,247,645	0.3%
Other Securities		2,726,170,961	10.8%

TOTAL UNITED KINGDOM		3,106,749,305	12.4%

UNITED STATES — (0.0%)
Other Security		117,462	0.0%

TOTAL COMMON STOCKS		24,583,222,119	98.5%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Volkswagen AG	486,012	70,794,485	0.3%
Other Securities		89,603,134	0.3%

TOTAL GERMANY		160,397,619	0.6%

UNITED KINGDOM — (0.0%)
Other Security		12,071	0.0%

TOTAL PREFERRED STOCKS		160,409,690	0.6%

RIGHTS/WARRANTS — (0.1%)

CANADA — (0.0%)
Other Securities		2,385,955	0.0%

SPAIN — (0.0%)
Other Security		290,076	0.0%

40

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED KINGDOM — (0.1%)
Other Security		$2,836,103	0.0%

TOTAL RIGHTS/WARRANTS		5,512,134	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,838,375,268)		24,749,143,943

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	94,632,109	1,094,988,135	4.4%

TOTAL INVESTMENTS—(100.0%) (Cost $24,933,131,946)		$25,844,132,078	103.5%

As of October 31, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	652	12/18/20	$108,289,939	$106,429,220	$(1,860,719)

Total Futures Contracts			$108,289,939	$106,429,220	$(1,860,719)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$38,590,121	$1,636,597,380	—	$1,675,187,501
Austria	55,818	113,582,243	—	113,638,061
Belgium	9,045,156	279,999,552	—	289,044,708
Canada	2,348,574,831	11,087,166	—	2,359,661,997
China	—	243,369	—	243,369
Denmark	38,032,631	529,378,754	—	567,411,385
Finland	—	442,698,184	—	442,698,184
France	45,130,248	1,877,967,523	—	1,923,097,771
Germany	54,985,991	1,541,388,514	—	1,596,374,505
Hong Kong	964,267	660,065,257	—	661,029,524
Ireland	34,909,293	191,625,346	—	226,534,639
Israel	22,365,640	156,707,438	—	179,073,078
Italy	15,229,693	567,324,770	—	582,554,463
Japan	111,709,398	6,139,822,527	—	6,251,531,925
Netherlands	129,788,011	753,173,445	—	882,961,456
New Zealand	293,531	142,588,986	—	142,882,517
Norway	7,664,119	191,082,008	—	198,746,127
Portugal	357,219	54,778,845	—	55,136,064
Singapore	6,849	218,162,741	—	218,169,590
Spain	3,884,358	460,486,390	—	464,370,748
Sweden	2,457,196	777,400,157	—	779,857,353
Switzerland	142,178,837	1,723,971,550	—	1,866,150,387

41

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$599,111,609	$2,507,637,696	—	$3,106,749,305
United States	—	117,462	—	117,462
Preferred Stocks
Germany	—	160,397,619	—	160,397,619
United Kingdom	—	12,071	—	12,071
Rights/Warrants
Canada	—	2,385,955	—	2,385,955
Spain	—	290,076	—	290,076
United Kingdom	—	2,836,103	—	2,836,103
Securities Lending Collateral	—	1,094,988,135	—	1,094,988,135
Futures Contracts**	(1,860,719)	—	—	(1,860,719)

TOTAL	$3,603,474,097	$22,238,797,262	—	$25,842,271,359

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

42

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc	803,093	$24,895,890
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		5,733,151
Investment in The Continental Small Company Series of The DFA Investment Trust Company		5,130,613
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,180,392
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,853,536
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,503,122
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,417,491

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $43,969,799)		$43,714,195

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$43,714,195	—	—	$43,714,195

TOTAL	$43,714,195	—	—	$43,714,195

See accompanying Notes to Financial Statements.

43

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,057,689,728
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,472,938,534
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,457,035,142
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,146,647,138
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	946,466,202

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$10,080,776,744

As of October 31, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	475	12/18/20	$78,811,800	$77,536,625	$(1,275,175)

Total Futures Contracts			$78,811,800	$77,536,625	$(1,275,175)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$10,080,776,744	—	—	$10,080,776,744
Futures Contracts**	(1,275,175)	—	—	(1,275,175)

TOTAL	$10,079,501,569	—	—	$10,079,501,569

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$467,034,485

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$467,034,485

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

45

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$378,863,871

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$378,863,871

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

46

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$16,892,837

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$16,892,837

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

47

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$539,124,853

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$539,124,853

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

48

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.3%)
AUSTRALIA — (18.0%)
Charter Hall Group	5,431,397	$47,093,077	1.0%
Dexus	12,475,576	75,477,814	1.6%
Goodman Group	19,072,383	246,856,800	5.3%
GPT Group (The)	22,487,604	63,690,549	1.4%
Mirvac Group	44,833,141	66,486,256	1.4%
Scentre Group	58,622,741	86,510,715	1.9%
Stockland	26,589,291	71,899,618	1.6%
Vicinity Centres	46,119,137	39,192,370	0.8%
Other Securities		197,503,160	4.3%

TOTAL AUSTRALIA		894,710,359	19.3%

BELGIUM — (3.7%)
Aedifica SA	385,213	38,821,693	0.8%
Cofinimmo SA	312,909	42,526,465	0.9%
Warehouses De Pauw CVA	1,641,998	55,012,302	1.2%
Other Securities		46,259,727	1.0%

TOTAL BELGIUM		182,620,187	3.9%

CANADA — (4.7%)
# Canadian Apartment Properties REIT	1,000,265	32,155,933	0.7%
Other Securities		201,961,130	4.3%

TOTAL CANADA		234,117,063	5.0%

CHINA — (0.2%)
Other Securities		10,478,775	0.2%

FRANCE — (3.4%)
Covivio	614,468	36,591,953	0.8%
# Gecina SA	554,553	68,843,877	1.5%
# Klepierre SA	2,404,190	30,461,301	0.7%
Other Securities		33,470,881	0.6%

TOTAL FRANCE		169,368,012	3.6%

GERMANY — (0.7%)
Other Securities		34,754,830	0.8%

HONG KONG — (4.6%)
Link REIT	24,676,105	188,324,513	4.1%
Other Securities		38,806,166	0.8%

TOTAL HONG KONG		227,130,679	4.9%

IRELAND — (0.4%)
Other Securities		17,847,444	0.4%

ITALY — (0.1%)
Other Securities		3,271,953	0.1%

JAPAN — (26.1%)
Activia Properties, Inc.	7,953	28,734,326	0.6%
Advance Residence Investment Corp.	16,113	47,048,322	1.0%

49

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Daiwa House REIT Investment Corp.	23,269	$53,827,278	1.2%
GLP J-Reit	44,121	68,019,045	1.5%
# Industrial & Infrastructure Fund Investment Corp.	21,049	35,831,429	0.8%
Japan Logistics Fund, Inc.	10,199	28,661,990	0.6%
Japan Real Estate Investment Corp.	15,460	75,764,897	1.6%
Japan Retail Fund Investment Corp.	31,459	45,345,204	1.0%
# Kenedix Office Investment Corp.	5,187	30,000,322	0.6%
Nippon Accommodations Fund, Inc.	5,146	29,479,726	0.6%
# Nippon Building Fund, Inc.	14,206	71,751,675	1.5%
Nippon Prologis REIT, Inc.	24,608	80,995,726	1.7%
Nomura Real Estate Master Fund, Inc.	48,860	58,346,279	1.3%
Orix JREIT, Inc.	30,319	42,610,604	0.9%
# Sekisui House Reit, Inc.	50,069	35,012,877	0.8%
United Urban Investment Corp.	35,700	38,115,816	0.8%
Other Securities		524,375,951	11.3%

TOTAL JAPAN		1,293,921,467	27.8%

MALAYSIA — (0.5%)
Other Securities		27,612,423	0.6%

MEXICO — (1.5%)
# Fibra Uno Administracion S.A. de C.V.	38,682,934	29,415,917	0.6%
Other Securities		45,487,151	1.0%

TOTAL MEXICO		74,903,068	1.6%

NETHERLANDS — (1.9%)
# Unibail-Rodamco-Westfield (BFYM460)	1,213,572	49,126,483	1.1%
Other Securities		43,179,323	0.9%

TOTAL NETHERLANDS		92,305,806	2.0%

NEW ZEALAND — (1.5%)
Other Securities		74,989,759	1.6%

SINGAPORE — (9.6%)
Ascendas Real Estate Investment Trust	33,186,192	70,026,837	1.5%
# CapitaLand Mall Trust	50,660,711	64,215,358	1.4%
Keppel DC REIT	14,296,483	30,354,502	0.7%
# Mapletree Commercial Trust	23,754,206	29,951,116	0.6%
Mapletree Industrial Trust	17,439,758	38,867,124	0.8%
Mapletree Logistics Trust	28,607,456	40,865,530	0.9%
Other Securities		201,333,614	4.3%

TOTAL SINGAPORE		475,614,081	10.2%

SOUTH AFRICA — (1.2%)
Other Securities		58,603,546	1.3%

SPAIN — (1.1%)
Merlin Properties Socimi SA	4,381,606	29,492,762	0.6%
Other Securities		26,534,857	0.6%

TOTAL SPAIN		56,027,619	1.2%

50

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.3%)
Other Securities		$16,159,929	0.4%

TURKEY — (0.2%)
Other Securities		9,552,032	0.2%

UNITED KINGDOM — (12.6%)
Big Yellow Group P.L.C.	2,186,308	31,156,906	0.7%
British Land Co. P.L.C. (The)	11,080,454	50,038,355	1.1%
Derwent London P.L.C.	1,341,890	46,209,966	1.0%
# Land Securities Group P.L.C.	8,773,483	57,887,599	1.2%
LondonMetric Property P.L.C.	11,773,255	32,917,139	0.7%
Safestore Holdings P.L.C.	3,114,018	32,416,846	0.7%
Segro P.L.C.	14,094,509	164,690,007	3.5%
Tritax Big Box REIT P.L.C.	20,913,266	42,432,659	0.9%
* UNITE Group P.L.C. (The)	3,260,016	35,181,129	0.8%
Other Securities		131,617,397	2.8%

TOTAL UNITED KINGDOM		624,548,003	13.4%

TOTAL COMMON STOCKS		4,578,537,035	98.5%

TOTAL INVESTMENT SECURITIES (Cost $5,115,107,005)		4,578,537,035

		Value†
SECURITIES LENDING COLLATERAL — (7.7%)
@§ The DFA Short Term Investment Fund	32,784,321	379,347,377	8.2%

TOTAL INVESTMENTS—(100.0%) (Cost $5,494,423,502)		$4,957,884,412	106.7%

As of October 31, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	187	12/18/20	$32,202,344	$30,524,945	$(1,677,399)

Total Futures Contracts			$32,202,344	$30,524,945	$(1,677,399)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$458,066	$894,252,293	—	$894,710,359
Belgium	—	182,620,187	—	182,620,187
Canada	234,117,063	—	—	234,117,063
China	—	10,478,775	—	10,478,775
France	—	169,368,012	—	169,368,012

51

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$34,754,830	—	$34,754,830
Hong Kong	—	227,130,679	—	227,130,679
Ireland	—	17,847,444	—	17,847,444
Italy	—	3,271,953	—	3,271,953
Japan	—	1,293,921,467	—	1,293,921,467
Malaysia	—	27,612,423	—	27,612,423
Mexico	$74,903,068	—	—	74,903,068
Netherlands	—	92,305,806	—	92,305,806
New Zealand	—	74,989,759	—	74,989,759
Singapore	—	475,614,081	—	475,614,081
South Africa	—	58,603,546	—	58,603,546
Spain	—	56,027,619	—	56,027,619
Taiwan	—	16,159,929	—	16,159,929
Turkey	—	9,552,032	—	9,552,032
United Kingdom	—	624,548,003	—	624,548,003
Securities Lending Collateral	—	379,347,377	—	379,347,377
Futures Contracts**	(1,677,399)	—	—	(1,677,399)

TOTAL	$307,800,798	$4,648,406,215	—	$4,956,207,013

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

52

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (53.6%)
UNITED STATES — (53.6%)
	Alexandria Real Estate Equities, Inc.	502,810	$76,185,771	1.1%
	American Campus Communities, Inc.	557,058	20,867,393	0.3%
	American Homes 4 Rent, Class A	1,151,985	32,566,627	0.4%
	American Tower Corp.	1,735,168	398,481,331	5.5%
#	AvalonBay Communities, Inc.	561,134	78,070,573	1.1%
	Boston Properties, Inc.	579,858	41,987,518	0.6%
	Camden Property Trust	395,058	36,440,150	0.5%
	CoreSite Realty Corp.	172,151	20,547,943	0.3%
	Crown Castle International Corp.	1,634,939	255,377,472	3.5%
	CubeSmart	784,180	26,607,227	0.4%
	CyrusOne, Inc.	474,061	33,682,034	0.5%
	Digital Realty Trust, Inc.	885,428	127,767,232	1.8%
	Duke Realty Corp.	1,477,396	56,126,274	0.8%
	EastGroup Properties, Inc.	159,200	21,186,336	0.3%
	Equinix, Inc.	336,500	246,062,260	3.4%
	Equity LifeStyle Properties, Inc.	692,628	40,996,651	0.6%
	Equity Residential	1,483,968	69,716,817	1.0%
	Essex Property Trust, Inc.	259,989	53,191,150	0.7%
	Extra Space Storage, Inc.	519,649	60,253,302	0.8%
	First Industrial Realty Trust, Inc.	522,323	20,793,679	0.3%
	Gaming and Leisure Properties, Inc.	840,012	30,534,436	0.4%
	Healthcare Trust of America, Inc., Class A	884,544	21,494,419	0.3%
	Healthpeak Properties, Inc.	2,146,229	57,883,796	0.8%
	Host Hotels & Resorts, Inc.	2,798,309	29,326,278	0.4%
	Invitation Homes, Inc.	2,234,793	60,920,453	0.8%
#	Iron Mountain, Inc.	1,168,783	30,458,485	0.4%
	Kilroy Realty Corp.	423,624	19,944,218	0.3%
	Lamar Advertising Co., Class A	349,659	21,664,872	0.3%
	Life Storage, Inc.	189,902	21,677,313	0.3%
	Medical Properties Trust, Inc.	2,145,028	38,224,399	0.5%
	Mid-America Apartment Communities, Inc.	455,808	53,160,831	0.7%
#	National Retail Properties, Inc.	702,392	22,483,568	0.3%
	Omega Healthcare Investors, Inc.	918,650	26,466,311	0.4%
	Prologis, Inc.	2,885,094	286,201,283	4.0%
	Public Storage	614,993	140,876,447	1.9%
	Realty Income Corp.	1,375,641	79,594,588	1.1%
	Regency Centers Corp.	686,719	24,440,315	0.3%
	Rexford Industrial Realty, Inc.	501,030	23,277,854	0.3%
	SBA Communications Corp.	443,093	128,660,914	1.8%
	Simon Property Group, Inc.	1,219,545	76,599,621	1.1%
	STORE Capital Corp.	974,506	25,044,804	0.3%
	Sun Communities, Inc.	392,316	53,994,451	0.7%
	UDR, Inc.	1,196,845	37,389,438	0.5%
	Ventas, Inc.	1,487,025	58,692,877	0.8%
	VEREIT, Inc.	4,362,883	27,049,875	0.4%
	Vornado Realty Trust	634,192	19,488,720	0.3%
	Welltower, Inc.	1,608,880	86,509,478	1.2%
	WP Carey, Inc.	693,357	43,411,082	0.6%
	Other Securities		643,304,224	8.9%

TOTAL UNITED STATES			3,905,683,090	54.0%

53

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
AFFILIATED INVESTMENT COMPANIES — (45.4%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc	686,418,396	$2,587,797,354	35.8%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc	21,075,018	720,976,350	10.0%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,308,773,704	45.8%

TOTAL INVESTMENT SECURITIES (Cost $7,526,353,654)		7,214,456,794

SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	6,235,899	72,155,584	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $7,598,493,388)		$7,286,612,378	100.8%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$3,905,630,308	$52,782	—	$3,905,683,090
Affiliated Investment Companies	3,308,773,704	—	—	3,308,773,704
Securities Lending Collateral	—	72,155,584	—	72,155,584

TOTAL	$7,214,404,012	$72,208,366	—	$7,286,612,378

See accompanying Notes to Financial Statements.

54

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.6%)
AUSTRALIA — (7.6%)
Cleanaway Waste Management, Ltd.	35,410,403	$51,048,380	0.5%
Downer EDI, Ltd.	10,342,407	31,977,826	0.3%
IGO, Ltd.	9,546,016	29,836,362	0.3%
Nine Entertainment Co. Holdings, Ltd.	22,352,125	32,674,128	0.3%
OZ Minerals, Ltd.	6,865,911	71,723,927	0.7%
Other Securities		552,601,412	5.7%

TOTAL AUSTRALIA		769,862,035	7.8%

AUSTRIA — (0.8%)
Other Securities		82,094,265	0.8%

BELGIUM — (1.5%)
* Ackermans & van Haaren NV	364,335	44,847,246	0.5%
Other Securities		109,842,071	1.1%

TOTAL BELGIUM		154,689,317	1.6%

CANADA — (9.8%)
Alamos Gold, Inc., Class A	7,335,819	67,009,621	0.7%
# Canadian Western Bank	1,872,110	34,426,702	0.4%
Centerra Gold, Inc.	4,954,470	43,286,070	0.4%
# Genworth MI Canada, Inc.	1,030,214	34,178,082	0.4%
* IAMGOLD Corp.	9,868,177	36,145,541	0.4%
# Linamar Corp.	950,360	31,065,209	0.3%
#* SSR Mining, Inc.	2,011,450	37,230,629	0.4%
Tourmaline Oil Corp.	2,345,001	30,379,582	0.3%
# TransAlta Corp.	6,330,384	37,536,616	0.4%
Yamana Gold, Inc.	13,241,356	73,645,912	0.8%
Other Securities		567,695,063	5.5%

TOTAL CANADA		992,599,027	10.0%

DENMARK — (2.1%)
* Jyske Bank A.S.	1,162,241	34,632,590	0.4%
Schouw & Co., A.S.	346,020	30,132,091	0.3%
Other Securities		145,937,350	1.4%

TOTAL DENMARK		210,702,031	2.1%

FINLAND — (2.6%)
Kemira Oyj	2,792,209	34,494,696	0.3%
Konecranes Oyj	1,066,526	33,558,057	0.3%
Metsa Board Oyj	4,187,145	35,131,495	0.4%
# Nokian Renkaat Oyj	1,439,643	44,237,239	0.4%
Other Securities		112,551,093	1.2%

TOTAL FINLAND		259,972,580	2.6%

FRANCE — (3.6%)
* Elis SA	2,927,943	32,113,144	0.3%
* Rexel SA	5,590,516	58,860,670	0.6%
Other Securities		271,856,928	2.8%

TOTAL FRANCE		362,830,742	3.7%

55

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (5.8%)
	Aurubis AG	1,173,538	$75,075,288	0.8%
#*	Commerzbank AG	12,261,026	58,035,255	0.6%
	Lanxess AG	1,090,963	55,331,196	0.6%
	Other Securities		400,594,456	4.0%

	TOTAL GERMANY		589,036,195	6.0%

	GREECE — (0.0%)
	Other Securities		2,001	0.0%

	HONG KONG — (2.8%)
	Other Securities		285,818,677	2.9%

	IRELAND — (0.0%)
	Other Securities		4,436,586	0.0%

	ISRAEL — (0.8%)
	Other Securities		81,988,726	0.8%

	ITALY — (3.4%)
#	Buzzi Unicem SpA	1,485,793	32,149,274	0.3%
*	Unipol Gruppo SpA	10,098,772	36,835,847	0.4%
	Other Securities		272,163,182	2.8%

	TOTAL ITALY		341,148,303	3.5%

	JAPAN — (25.5%)
	Shimachu Co., Ltd.	1,004,300	53,084,409	0.5%
	Other Securities		2,531,480,535	25.6%

	TOTAL JAPAN		2,584,564,944	26.1%

	NETHERLANDS — (3.1%)
	APERAM SA	1,236,551	33,184,896	0.3%
	ASR Nederland NV	2,674,123	81,147,541	0.8%
	SBM Offshore NV	4,667,578	75,428,907	0.8%
*Ω	Signify NV	1,786,371	63,407,820	0.6%
	Other Securities		59,372,445	0.7%

	TOTAL NETHERLANDS		312,541,609	3.2%

	NEW ZEALAND — (0.5%)
	Other Securities		51,892,870	0.5%

	NORWAY — (0.8%)
	Other Securities		76,032,619	0.8%

	PORTUGAL — (0.2%)
	Other Securities		20,345,934	0.2%

	SINGAPORE — (1.0%)
	Other Securities		105,174,732	1.1%

	SPAIN — (2.2%)
	Ebro Foods SA	1,792,345	40,130,428	0.4%

56

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$181,501,057	1.8%

TOTAL SPAIN		221,631,485	2.2%

SWEDEN — (3.4%)
Other Securities		343,011,307	3.5%

SWITZERLAND — (5.2%)
Allreal Holding AG	281,115	59,539,946	0.6%
Helvetia Holding AG	625,301	49,031,829	0.5%
Siegfried Holding AG	64,976	41,136,871	0.4%
Other Securities		374,010,161	3.8%

TOTAL SWITZERLAND		523,718,807	5.3%

UNITED KINGDOM — (12.9%)
Aggreko P.L.C.	5,413,669	30,855,816	0.3%
Bellway P.L.C.	2,773,677	83,918,089	0.9%
Centamin P.L.C.	31,245,884	50,251,152	0.5%
Close Brothers Group P.L.C.	3,168,810	44,186,390	0.5%
* Grafton Group P.L.C.	5,538,784	48,151,335	0.5%
* Meggitt P.L.C.	8,865,721	31,415,610	0.3%
Pets at Home Group P.L.C.	6,666,241	33,477,768	0.3%
* Redrow P.L.C.	7,039,369	37,953,578	0.4%
Royal Mail P.L.C.	11,498,732	33,845,542	0.4%
* Travis Perkins P.L.C.	5,527,930	75,922,117	0.8%
Vesuvius P.L.C.	7,161,691	37,044,382	0.4%
* Vistry Group P.L.C.	6,680,942	47,140,748	0.5%
Other Securities		751,735,413	7.4%

TOTAL UNITED KINGDOM		1,305,897,940	13.2%

TOTAL COMMON STOCKS		9,679,992,732	97.9%

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Other Securities		26,152,984	0.3%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Security		1,195,196	0.0%

GERMANY — (0.0%)
Other Security		2,884	0.0%

SINGAPORE — (0.0%)
Other Securities		40,190	0.0%

TOTAL RIGHTS/WARRANTS		1,238,270	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,743,878,713)		9,707,383,986

57

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	36,277,073	$419,762,013	4.2%

TOTAL INVESTMENTS—(100.0%) (Cost $11,163,569,033)		$10,127,145,999	102.4%

As of October 31, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	716	12/18/20	$122,069,615	$116,876,260	$(5,193,355)

Total Futures Contracts			$122,069,615	$116,876,260	$(5,193,355)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$439,644	$769,422,391	—	$769,862,035
Austria	—	82,094,265	—	82,094,265
Belgium	575,905	154,113,412	—	154,689,317
Canada	991,973,745	625,282	—	992,599,027
Denmark	—	210,702,031	—	210,702,031
Finland	—	259,972,580	—	259,972,580
France	—	362,830,742	—	362,830,742
Germany	—	589,036,195	—	589,036,195
Greece	—	2,001	—	2,001
Hong Kong	370,503	285,448,174	—	285,818,677
Ireland	—	4,436,586	—	4,436,586
Israel	221,762	81,766,964	—	81,988,726
Italy	—	341,148,303	—	341,148,303
Japan	—	2,584,564,944	—	2,584,564,944
Netherlands	797,313	311,744,296	—	312,541,609
New Zealand	—	51,892,870	—	51,892,870
Norway	113,842	75,918,777	—	76,032,619
Portugal	—	20,345,934	—	20,345,934
Singapore	—	105,174,732	—	105,174,732
Spain	—	221,631,485	—	221,631,485
Sweden	4,556,994	338,454,313	—	343,011,307
Switzerland	—	523,718,807	—	523,718,807
United Kingdom	—	1,305,897,940	—	1,305,897,940
Preferred Stocks
Germany	—	26,152,984	—	26,152,984
Rights/Warrants
Canada	—	1,195,196	—	1,195,196
Germany	—	2,884	—	2,884
Singapore	—	40,190	—	40,190

58

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$419,762,013	—	$419,762,013
Futures Contracts**	$(5,193,355)	—	—	(5,193,355)

TOTAL	$993,856,353	$9,128,096,291	—	$10,121,952,644

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

59

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.2%)
BHP Group, Ltd.	178,389	$4,276,275	0.2%
Commonwealth Bank of Australia	93,348	4,532,188	0.2%
Westpac Banking Corp.	360,411	4,561,672	0.2%
Other Securities		161,498,347	5.8%

TOTAL AUSTRALIA		174,868,482	6.4%

AUSTRIA — (0.5%)
Other Securities		15,159,229	0.6%

BELGIUM — (1.1%)
Other Securities		30,931,706	1.1%

CANADA — (9.6%)
Canadian Natural Resources, Ltd.	515,271	8,218,572	0.3%
Kinross Gold Corp.	607,485	4,833,251	0.2%
Magna International, Inc.	136,215	6,961,949	0.3%
Nutrien, Ltd.	126,234	5,135,210	0.2%
Royal Bank of Canada	73,948	5,170,754	0.2%
Other Securities		241,183,244	8.8%

TOTAL CANADA		271,502,980	10.0%

DENMARK — (2.5%)
GN Store Nord A.S.	68,341	4,920,346	0.2%
Pandora A.S.	115,658	9,175,083	0.3%
Other Securities		55,606,024	2.1%

TOTAL DENMARK		69,701,453	2.6%

FINLAND — (1.7%)
Other Securities		47,432,170	1.7%

FRANCE — (6.9%)
Arkema SA	66,054	6,469,312	0.2%
* Atos SE	67,753	4,628,604	0.2%
* Cie de Saint-Gobain	157,949	6,152,668	0.2%
Cie Generale des Etablissements Michelin SCA	86,287	9,319,080	0.4%
Iliad SA	25,004	4,834,066	0.2%
#* Ingenico Group SA	33,176	4,769,890	0.2%
Orange SA	418,182	4,696,025	0.2%
* Peugeot SA	392,822	7,056,736	0.3%
Total SE	308,861	9,357,472	0.4%
Other Securities		136,765,488	4.8%

TOTAL FRANCE		194,049,341	7.1%

GERMANY — (5.9%)
Allianz SE	39,330	6,928,160	0.3%
Brenntag AG	67,385	4,307,005	0.2%
* Commerzbank AG	941,728	4,457,491	0.2%
Daimler AG	115,128	5,950,792	0.2%
# KION Group AG	63,587	4,954,755	0.2%

60

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$141,036,143	5.0%

TOTAL GERMANY		167,634,346	6.1%

HONG KONG — (2.2%)
Other Securities		63,764,591	2.3%

IRELAND — (1.0%)
# CRH P.L.C., Sponsored ADR	318,075	11,180,336	0.4%
* Flutter Entertainment P.L.C.	32,269	5,590,631	0.2%
Other Securities		11,291,292	0.4%

TOTAL IRELAND		28,062,259	1.0%

ISRAEL — (0.8%)
Other Securities		23,850,910	0.9%

ITALY — (2.7%)
* Intesa Sanpaolo SpA	3,029,136	5,028,680	0.2%
Other Securities		70,614,967	2.6%

TOTAL ITALY		75,643,647	2.8%

JAPAN — (24.2%)
Mitsubishi UFJ Financial Group, Inc.	1,117,000	4,403,108	0.2%
SoftBank Group Corp.	82,100	5,347,483	0.2%
Sony Corp., Sponsored ADR	54,920	4,594,607	0.2%
Toyota Motor Corp.	86,018	5,646,814	0.2%
Toyota Motor Corp., Sponsored ADR	34,806	4,569,680	0.2%
Other Securities		659,697,179	24.1%

TOTAL JAPAN		684,258,871	25.1%

NETHERLANDS — (3.3%)
ASM International NV	34,931	4,989,223	0.2%
ASR Nederland NV	149,446	4,535,010	0.2%
Koninklijke Ahold Delhaize NV	437,995	12,007,969	0.4%
* Randstad NV	117,015	5,838,642	0.2%
*Ω Signify NV	139,981	4,968,671	0.2%
Other Securities		62,388,129	2.3%

TOTAL NETHERLANDS		94,727,644	3.5%

NEW ZEALAND — (0.6%)
Other Securities		15,777,833	0.6%

NORWAY — (0.8%)
Other Securities		21,616,450	0.8%

PORTUGAL — (0.2%)
Other Securities		4,791,030	0.2%

SINGAPORE — (0.8%)
Other Securities		22,673,568	0.8%

SPAIN — (1.8%)
Other Securities		50,925,093	1.9%

61

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (3.2%)
Other Securities		$91,291,717	3.3%

SWITZERLAND — (7.0%)
Adecco Group AG	88,563	4,342,592	0.2%
Julius Baer Group, Ltd.	99,709	4,437,572	0.2%
Nestle SA	126,847	14,267,483	0.5%
Novartis AG, Sponsored ADR	70,669	5,517,836	0.2%
Swisscom AG	8,588	4,367,864	0.2%
Zurich Insurance Group AG	14,535	4,827,736	0.2%
Other Securities		160,095,814	5.8%

TOTAL SWITZERLAND		197,856,897	7.3%

UNITED KINGDOM — (12.1%)
BP P.L.C.	2,171,504	5,538,819	0.2%
British American Tobacco P.L.C.	154,373	4,892,909	0.2%
BT Group P.L.C.	3,746,165	4,920,022	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	320,826	6,730,929	0.3%
* Kingfisher P.L.C	1,314,662	4,889,207	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	293,891	7,097,468	0.3%
Other Securities		308,491,427	11.2%

TOTAL UNITED KINGDOM		342,560,781	12.6%

TOTAL COMMON STOCKS		2,689,080,998	98.7%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Volkswagen AG	37,294	5,432,396	0.2%
Other Securities		9,930,309	0.4%

TOTAL GERMANY		15,362,705	0.6%

UNITED KINGDOM — (0.0%)
Other Security		2,216	0.0%

TOTAL PREFERRED STOCKS		15,364,921	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		241,843	0.0%

SPAIN — (0.0%)
Other Security		44,174	0.0%

UNITED KINGDOM — (0.0%)
Other Security		166,096	0.0%

TOTAL RIGHTS/WARRANTS		452,113	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,586,114,073)		2,704,898,032

62

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	10,697,191	$123,777,192	4.6%

TOTAL INVESTMENTS—(100.0%) (Cost $2,709,863,371)		$2,828,675,224	103.9%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$483,095	$174,385,387	—	$174,868,482
Austria	—	15,159,229	—	15,159,229
Belgium	723,527	30,208,179	—	30,931,706
Canada	270,200,371	1,302,609	—	271,502,980
Denmark	—	69,701,453	—	69,701,453
Finland	—	47,432,170	—	47,432,170
France	194,617	193,854,724	—	194,049,341
Germany	7,480,574	160,153,772	—	167,634,346
Hong Kong	248,755	63,515,836	—	63,764,591
Ireland	11,180,336	16,881,923	—	28,062,259
Israel	1,963,112	21,887,798	—	23,850,910
Italy	4,235,945	71,407,702	—	75,643,647
Japan	11,522,140	672,736,731	—	684,258,871
Netherlands	7,747,969	86,979,675	—	94,727,644
New Zealand	12,931	15,764,902	—	15,777,833
Norway	65,633	21,550,817	—	21,616,450
Portugal	—	4,791,030	—	4,791,030
Singapore	4,248	22,669,320	—	22,673,568
Spain	1,664,071	49,261,022	—	50,925,093
Sweden	327,130	90,964,587	—	91,291,717
Switzerland	14,340,761	183,516,136	—	197,856,897
United Kingdom	34,161,329	308,399,452	—	342,560,781
Preferred Stocks
Germany	—	15,362,705	—	15,362,705
United Kingdom	—	2,216	—	2,216
Rights/Warrants
Canada	—	241,843	—	241,843
Spain	—	44,174	—	44,174
United Kingdom	—	166,096	—	166,096
Securities Lending Collateral	—	123,777,192	—	123,777,192

TOTAL	$366,556,544	$2,462,118,680	—	$2,828,675,224

See accompanying Notes to Financial Statements.

63

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.1%)
AUSTRALIA — (5.9%)
BHP Group, Ltd.	250,101	$5,995,328	0.4%
# BHP Group, Ltd., Sponsored ADR	234,341	11,274,146	0.8%
CSL, Ltd.	77,414	15,673,028	1.1%
Woolworths Group, Ltd.	253,239	6,812,205	0.5%
Other Securities		49,777,922	3.3%

TOTAL AUSTRALIA		89,532,629	6.1%

AUSTRIA — (0.0%)
Other Security		736,303	0.0%

BELGIUM — (0.8%)
Other Securities		12,301,441	0.8%

CANADA — (8.2%)
Canadian National Railway Co.	81,933	8,139,182	0.6%
Canadian Natural Resources, Ltd.	457,803	7,284,713	0.5%
National Bank of Canada	138,986	6,670,243	0.5%
Other Securities		101,441,246	6.8%

TOTAL CANADA		123,535,384	8.4%

DENMARK — (2.3%)
Novo Nordisk A.S., Class B	460,979	29,394,618	2.0%
Other Securities		4,736,817	0.3%

TOTAL DENMARK		34,131,435	2.3%

FINLAND — (1.1%)
Other Securities		16,948,580	1.1%

FRANCE — (9.6%)
Air Liquide SA	47,519	6,949,097	0.5%
Capgemini SE	56,846	6,563,882	0.4%
Kering SA	14,579	8,810,325	0.6%
Legrand SA	92,541	6,849,820	0.5%
LVMH Moet Hennessy Louis Vuitton SE	59,150	27,726,426	1.9%
Orange SA	658,647	7,396,356	0.5%
Vinci SA	108,246	8,549,818	0.6%
Other Securities		72,370,197	4.8%

TOTAL FRANCE		145,215,921	9.8%

GERMANY — (7.4%)
* Adidas AG	32,418	9,631,545	0.6%
Deutsche Post AG	218,448	9,685,543	0.7%
Deutsche Telekom AG	803,082	12,205,841	0.8%
# E.ON SE	886,740	9,234,657	0.6%
SAP SE	91,993	9,814,234	0.7%
Other Securities		60,336,139	4.1%

TOTAL GERMANY		110,907,959	7.5%

HONG KONG — (2.6%)
Hong Kong Exchanges & Clearing, Ltd.	248,737	11,919,156	0.8%

64

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Other Securities		$26,858,445	1.8%

TOTAL HONG KONG		38,777,601	2.6%

IRELAND — (0.6%)
Other Securities		8,441,899	0.6%

ISRAEL — (0.3%)
Other Securities		5,200,119	0.4%

ITALY — (1.7%)
Other Securities		25,297,731	1.7%

JAPAN — (24.1%)
Daikin Industries, Ltd.	49,600	9,281,808	0.6%
Fast Retailing Co., Ltd.	10,400	7,254,433	0.5%
Hoya Corp.	74,600	8,419,124	0.6%
Kao Corp.	103,100	7,340,585	0.5%
KDDI Corp.	413,300	11,181,827	0.8%
Murata Manufacturing Co., Ltd.	102,400	7,181,174	0.5%
Nintendo Co., Ltd.	23,900	12,922,461	0.9%
NTT DOCOMO, Inc.	247,500	9,215,710	0.6%
Recruit Holdings Co., Ltd.	220,700	8,397,778	0.6%
Softbank Corp.	604,400	7,033,683	0.5%
SoftBank Group Corp.	216,000	14,068,895	1.0%
Sony Corp.	299,100	24,934,897	1.7%
Tokyo Electron, Ltd.	31,900	8,562,305	0.6%
Other Securities		227,641,781	15.2%

TOTAL JAPAN		363,436,461	24.6%

NETHERLANDS — (3.7%)
Koninklijke Ahold Delhaize NV	293,223	8,038,933	0.5%
Unilever NV	277,189	15,677,810	1.1%
# Unilever NV	62,170	3,504,755	0.2%
Wolters Kluwer NV	127,654	10,335,718	0.7%
Other Securities		17,678,333	1.2%

TOTAL NETHERLANDS		55,235,549	3.7%

NEW ZEALAND — (0.3%)
Other Securities		4,257,784	0.3%

NORWAY — (0.6%)
Other Securities		8,622,661	0.6%

PORTUGAL — (0.1%)
Other Security		999,578	0.1%

SINGAPORE — (0.8%)
Other Securities		12,708,741	0.9%

SPAIN — (1.7%)
Other Securities		25,466,495	1.7%

SWEDEN — (2.7%)
Other Securities		41,167,374	2.8%

65

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (9.7%)
Geberit AG	13,431	$7,644,513	0.5%
Nestle SA	279,289	31,413,837	2.1%
Partners Group Holding AG	7,244	6,521,815	0.5%
Roche Holding AG	6,863	2,211,266	0.2%
Roche Holding AG	181,530	58,331,278	4.0%
Sika AG	36,778	9,047,563	0.6%
Swisscom AG	12,782	6,500,936	0.4%
Other Securities		23,752,413	1.6%

TOTAL SWITZERLAND		145,423,621	9.9%

UNITED KINGDOM — (11.9%)
Ashtead Group P.L.C.	208,344	7,528,991	0.5%
AstraZeneca P.L.C.	67,346	6,761,907	0.5%
AstraZeneca P.L.C., Sponsored ADR	352,883	17,700,611	1.2%
Compass Group P.L.C.	680,403	9,313,173	0.6%
Diageo P.L.C.	80,730	2,609,020	0.2%
# Diageo P.L.C., Sponsored ADR	104,919	13,658,355	0.9%
# Rio Tinto P.L.C., Sponsored ADR	245,564	13,940,668	1.0%
SSE P.L.C.	438,250	7,187,072	0.5%
Unilever P.L.C.	48,760	2,778,775	0.2%
# Unilever P.L.C., Sponsored ADR	217,630	12,367,913	0.8%
Other Securities		85,655,303	5.8%

TOTAL UNITED KINGDOM		179,501,788	12.2%

TOTAL COMMON STOCKS		1,447,847,054	98.1%

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Other Securities		11,085,920	0.8%

TOTAL INVESTMENT SECURITIES (Cost $1,366,850,188)		1,458,932,974

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	4,156,702	48,097,198	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,414,940,426)		$1,507,030,172	102.1%

As of October 31, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	70	12/18/20	$11,571,298	$11,426,450	$(144,848)

Total Futures Contracts			$11,571,298	$11,426,450	$(144,848)

66

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,274,146	$78,258,483	—	$89,532,629
Austria	—	736,303	—	736,303
Belgium	—	12,301,441	—	12,301,441
Canada	123,535,384	—	—	123,535,384
Denmark	—	34,131,435	—	34,131,435
Finland	—	16,948,580	—	16,948,580
France	626,498	144,589,423	—	145,215,921
Germany	—	110,907,959	—	110,907,959
Hong Kong	—	38,777,601	—	38,777,601
Ireland	2,526,512	5,915,387	—	8,441,899
Israel	2,502,718	2,697,401	—	5,200,119
Italy	2,842,409	22,455,322	—	25,297,731
Japan	—	363,436,461	—	363,436,461
Netherlands	16,721,707	38,513,842	—	55,235,549
New Zealand	—	4,257,784	—	4,257,784
Norway	—	8,622,661	—	8,622,661
Portugal	—	999,578	—	999,578
Singapore	—	12,708,741	—	12,708,741
Spain	—	25,466,495	—	25,466,495
Sweden	—	41,167,374	—	41,167,374
Switzerland	77,370	145,346,251	—	145,423,621
United Kingdom	65,310,004	114,191,784	—	179,501,788
Preferred Stocks
Germany	—	11,085,920	—	11,085,920
Securities Lending Collateral	—	48,097,198	—	48,097,198
Futures Contracts**	(144,848)	—	—	(144,848)

TOTAL	$225,271,900	$1,281,613,424	—	$1,506,885,324

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

67

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$122,844,811
Investment in Dimensional Emerging Markets Value Fund		65,121,466
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,207,732	18,901,004

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $233,102,688)		$206,867,281

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$206,867,281	—	—	$206,867,281

TOTAL	$206,867,281	—	—	$206,867,281

See accompanying Notes to Financial Statements.

68

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
AUSTRALIA — (4.2%)
BHP Group, Ltd.	352,621	$8,452,899	0.3%
Commonwealth Bank of Australia	97,789	4,747,806	0.2%
CSL, Ltd.	28,867	5,844,334	0.2%
Other Securities		119,597,074	3.6%

TOTAL AUSTRALIA		138,642,113	4.3%

AUSTRIA — (0.3%)
Other Securities		9,801,387	0.3%

BELGIUM — (0.7%)
Other Securities		24,066,061	0.8%

BRAZIL — (1.2%)
Vale SA	628,010	6,627,106	0.2%
Other Securities		31,630,097	1.0%

TOTAL BRAZIL		38,257,203	1.2%

CANADA — (6.4%)
Canadian National Railway Co.	47,248	4,698,814	0.2%
Royal Bank of Canada	120,786	8,445,863	0.3%
Royal Bank of Canada	97,598	6,830,884	0.2%
Other Securities		191,649,764	5.9%

TOTAL CANADA		211,625,325	6.6%

CHILE — (0.2%)
Other Securities		5,207,103	0.2%

CHINA — (11.5%)
* Alibaba Group Holding, Ltd., Sponsored ADR	44,024	13,413,673	0.4%
China Construction Bank Corp., Class H	10,450,000	7,201,231	0.2%
China Mobile, Ltd.	1,070,500	6,547,755	0.2%
CNOOC, Ltd.	5,213,000	4,769,664	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	8,614,000	4,891,581	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,083,403	0.3%
Tencent Holdings, Ltd.	442,200	33,786,560	1.1%
Other Securities		298,807,712	9.2%

TOTAL CHINA		378,501,579	11.8%

COLOMBIA — (0.1%)
Other Securities		1,952,422	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		853,212	0.0%

DENMARK — (1.5%)
Novo Nordisk A.S., Class B	144,089	9,187,926	0.3%
Other Securities		40,304,594	1.2%

TOTAL DENMARK		49,492,520	1.5%

69

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$241,882	0.0%

FINLAND — (1.1%)
Other Securities		36,701,588	1.1%

FRANCE — (5.0%)
LVMH Moet Hennessy Louis Vuitton SE	21,810	10,223,387	0.3%
Orange SA	433,198	4,864,649	0.2%
* Peugeot SA	268,680	4,826,623	0.2%
Total SE	225,223	6,823,516	0.2%
Vinci SA	66,251	5,232,840	0.2%
Other Securities		133,991,725	4.1%

TOTAL FRANCE		165,962,740	5.2%

GERMANY — (4.2%)
Allianz SE	28,309	4,986,760	0.2%
Bayerische Motoren Werke AG	72,976	4,987,087	0.2%
Daimler AG	102,531	5,299,672	0.2%
Deutsche Telekom AG	336,042	5,107,417	0.2%
Other Securities		117,456,782	3.5%

TOTAL GERMANY		137,837,718	4.3%

GREECE — (0.0%)
Other Securities		1,427,401	0.0%

HONG KONG — (1.8%)
AIA Group, Ltd.	562,200	5,350,555	0.2%
Other Securities		55,370,749	1.7%

TOTAL HONG KONG		60,721,304	1.9%

HUNGARY — (0.1%)
Other Securities		2,051,402	0.1%

INDIA — (3.4%)
Infosys, Ltd.	347,300	4,974,878	0.2%
Reliance Industries, Ltd.	297,354	8,283,595	0.3%
Other Securities		98,935,713	3.0%

TOTAL INDIA		112,194,186	3.5%

INDONESIA — (0.5%)
Other Securities		14,730,945	0.5%

IRELAND — (0.7%)
# CRH P.L.C., Sponsored ADR	228,603	8,035,395	0.3%
Other Securities		15,892,371	0.4%

TOTAL IRELAND		23,927,766	0.7%

ISRAEL — (0.5%)
Other Securities		16,875,750	0.5%

ITALY — (1.5%)
Other Securities		50,755,952	1.6%

70

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (16.1%)
NTT DOCOMO, Inc.	181,600	$6,761,911	0.2%
SoftBank Group Corp.	138,244	9,004,353	0.3%
Sony Corp.	104,000	8,670,108	0.3%
Toyota Motor Corp.	226,064	14,840,365	0.5%
Other Securities		491,517,983	15.2%

TOTAL JAPAN		530,794,720	16.5%

MALAYSIA — (0.6%)
Other Securities		20,309,018	0.6%

MEXICO — (0.7%)
Other Securities		22,426,915	0.7%

NETHERLANDS — (2.2%)
ASML Holding NV	20,610	7,444,538	0.2%
Koninklijke Ahold Delhaize NV	261,210	7,161,265	0.2%
Other Securities		57,668,093	1.9%

TOTAL NETHERLANDS		72,273,896	2.3%

NEW ZEALAND — (0.4%)
Other Securities		12,970,022	0.4%

NORWAY — (0.5%)
Other Securities		16,996,291	0.5%

PERU — (0.0%)
Other Securities		262,369	0.0%

PHILIPPINES — (0.3%)
Other Securities		8,364,575	0.3%

POLAND — (0.2%)
Other Securities		7,043,506	0.2%

PORTUGAL — (0.1%)
Other Securities		4,071,244	0.1%

QATAR — (0.2%)
Other Securities		5,021,658	0.2%

RUSSIA — (0.2%)
Other Securities		7,471,392	0.2%

SAUDI ARABIA — (0.6%)
Other Securities		20,349,595	0.6%

SINGAPORE — (0.6%)
Other Securities		19,873,284	0.6%

SOUTH AFRICA — (1.4%)
Gold Fields, Ltd., Sponsored ADR	439,903	4,808,140	0.2%
Other Securities		42,406,543	1.3%

TOTAL SOUTH AFRICA		47,214,683	1.5%

71

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.1%)
Samsung Electronics Co., Ltd.	661,530	$33,252,208	1.1%
SK Hynix, Inc.	79,671	5,652,088	0.2%
Other Securities		97,105,766	2.9%

TOTAL SOUTH KOREA		136,010,062	4.2%

SPAIN — (1.3%)
Iberdrola SA	559,782	6,609,669	0.2%
Other Securities		35,027,868	1.1%

TOTAL SPAIN		41,637,537	1.3%

SWEDEN — (2.2%)
* Volvo AB, Class B	272,897	5,304,350	0.2%
Other Securities		66,215,784	2.0%

TOTAL SWEDEN		71,520,134	2.2%

SWITZERLAND — (5.1%)
Nestle SA	285,492	32,111,537	1.0%
Novartis AG	100,236	7,810,648	0.3%
Roche Holding AG	58,789	18,890,748	0.6%
Sika AG	19,260	4,738,052	0.2%
Other Securities		103,550,816	3.1%

TOTAL SWITZERLAND		167,101,801	5.2%

TAIWAN — (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	17,701,718	0.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	129,369	10,850,178	0.4%
Other Securities		133,439,713	4.0%

TOTAL TAIWAN		161,991,609	5.0%

THAILAND — (0.6%)
Other Securities		21,113,427	0.7%

TURKEY — (0.2%)
Other Securities		5,799,476	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		3,658,919	0.1%

UNITED KINGDOM — (8.2%)
AstraZeneca P.L.C., Sponsored ADR	149,455	7,496,663	0.3%
BP P.L.C., Sponsored ADR	317,435	4,913,894	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	263,052	5,518,831	0.2%
# Rio Tinto P.L.C., Sponsored ADR	172,914	9,816,328	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	8,341,072	0.3%
Other Securities		235,104,354	7.2%

TOTAL UNITED KINGDOM		271,191,142	8.5%

UNITED STATES — (0.0%)
Other Security		21,081	0.0%

TOTAL COMMON STOCKS		3,157,315,915	98.3%

72

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Other Securities		$9,053,801	0.3%

CHILE — (0.0%)
Other Securities		200,088	0.0%

COLOMBIA — (0.0%)
Other Securities		223,562	0.0%

GERMANY — (0.4%)
Other Securities		11,787,766	0.4%

SOUTH KOREA — (0.0%)
Other Security		1,160	0.0%

UNITED KINGDOM — (0.0%)
Other Security		1,240	0.0%

TOTAL PREFERRED STOCKS		21,267,617	0.7%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Security		2,608	0.0%

CANADA — (0.0%)
Other Securities		64,111	0.0%

FRANCE — (0.0%)
Other Security		204	0.0%

GERMANY — (0.0%)
Other Security		468	0.0%

MALAYSIA — (0.0%)
Other Securities		24,292	0.0%

SOUTH KOREA — (0.0%)
Other Securities		90,036	0.0%

SPAIN — (0.0%)
Other Security		41,758	0.0%

TAIWAN — (0.0%)
Other Securities		2,547	0.0%

THAILAND — (0.0%)
Other Securities		4,523	0.0%

UNITED KINGDOM — (0.0%)
Other Security		294,275	0.0%

TOTAL RIGHTS/WARRANTS		524,822	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,168,410,046)		3,179,108,354

73

WORLD EX U.S CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	10,292,665	$119,096,422	3.7%

TOTAL INVESTMENTS—(100.0%) (Cost $3,287,477,314)		$3,298,204,776	102.7%

As of October 31, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	103	12/18/20	$17,411,351	$16,813,205	$(598,146)

Total Futures Contracts			$17,411,351	$16,813,205	$(598,146)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,022,772	$137,619,341	—	$138,642,113
Austria	—	9,801,387	—	9,801,387
Belgium	616,194	23,449,867	—	24,066,061
Brazil	38,257,203	—	—	38,257,203
Canada	210,649,893	975,432	—	211,625,325
Chile	1,004,156	4,202,947	—	5,207,103
China	53,902,024	324,599,555	—	378,501,579
Colombia	1,952,422	—	—	1,952,422
Czech Republic	—	853,212	—	853,212
Denmark	—	49,492,520	—	49,492,520
Egypt	112,131	129,751	—	241,882
Finland	—	36,701,588	—	36,701,588
France	732,593	165,230,147	—	165,962,740
Germany	1,993,363	135,844,355	—	137,837,718
Greece	1,813	1,425,588	—	1,427,401
Hong Kong	327,079	60,394,225	—	60,721,304
Hungary	—	2,051,402	—	2,051,402
India	2,315,340	109,878,846	—	112,194,186
Indonesia	135,238	14,595,707	—	14,730,945
Ireland	8,035,395	15,892,371	—	23,927,766
Israel	2,017,654	14,858,096	—	16,875,750
Italy	115,467	50,640,485	—	50,755,952
Japan	2,600,152	528,194,568	—	530,794,720
Malaysia	—	20,309,018	—	20,309,018
Mexico	22,426,736	179	—	22,426,915
Netherlands	11,547,279	60,726,617	—	72,273,896
New Zealand	—	12,970,022	—	12,970,022
Norway	123,861	16,872,430	—	16,996,291
Peru	262,369	—	—	262,369
Philippines	22,611	8,341,964	—	8,364,575
Poland	—	7,043,506	—	7,043,506

74

WORLD EX U.S CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$4,071,244	—	$4,071,244
Qatar	—	5,021,658	—	5,021,658
Russia	$3,790,808	3,680,584	—	7,471,392
Saudi Arabia	43,693	20,305,902	—	20,349,595
Singapore	—	19,873,284	—	19,873,284
South Africa	7,715,667	39,499,016	—	47,214,683
South Korea	1,184,602	134,825,460	—	136,010,062
Spain	316,443	41,321,094	—	41,637,537
Sweden	186,836	71,333,298	—	71,520,134
Switzerland	9,488,876	157,612,925	—	167,101,801
Taiwan	11,017,475	150,974,134	—	161,991,609
Thailand	21,113,427	—	—	21,113,427
Turkey	—	5,799,476	—	5,799,476
United Arab Emirates	—	3,658,919	—	3,658,919
United Kingdom	57,828,104	213,363,038	—	271,191,142
United States	—	21,081	—	21,081
Preferred Stocks
Brazil	9,053,801	—	—	9,053,801
Chile	—	200,088	—	200,088
Colombia	223,562	—	—	223,562
Germany	—	11,787,766	—	11,787,766
South Korea	—	1,160	—	1,160
United Kingdom	—	1,240	—	1,240
Rights/Warrants
Brazil	—	2,608	—	2,608
Canada	—	64,111	—	64,111
France	—	204	—	204
Germany	—	468	—	468
Malaysia	—	24,292	—	24,292
South Korea	—	90,036	—	90,036
Spain	—	41,758	—	41,758
Taiwan	—	2,547	—	2,547
Thailand	—	4,523	—	4,523
United Kingdom	—	294,275	—	294,275
Securities Lending Collateral	—	119,096,422	—	119,096,422
Futures Contracts**	(598,146)	—	—	(598,146)

TOTAL	$481,538,893	$2,816,067,737	—	$3,297,606,630

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

75

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	17,279,785	$436,141,765
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	19,096,191	230,681,992
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,023,803	102,184,162

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $645,866,189)		$769,007,919

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $671,264)	671,264	671,264

TOTAL INVESTMENTS — (100.0%) (Cost $646,537,453)		$769,679,183

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$769,007,919	—	—	$769,007,919
Temporary Cash Investments	671,264	—	—	671,264

TOTAL	$769,679,183	—	—	$769,679,183

See accompanying Notes to Financial Statements.

76

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	6,484,693	$147,786,159
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	6,603,003	79,764,273
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,838,422	57,733,511

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $220,790,573)		$285,283,943

As of October 31, 2020, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	359,386	USD	464,855	Barclays Capital	11/03/20	$729
USD	485,430	GBP	372,150	Citibank, N.A.	11/03/20	3,310
GBP	381,644	USD	489,168	Goldman Sachs International	11/03/20	5,252
USD	523,152	ILS	1,777,000	JP Morgan	11/17/20	2,295
USD	1,705,475	DKK	10,569,891	Bank of America Corp.	11/30/20	50,876
USD	115,190	DKK	725,092	Citibank, N.A.	11/30/20	1,685
USD	614,250	NOK	5,713,661	Goldman Sachs International	12/30/20	15,848
USD	20,709,985	EUR	17,611,927	Barclays Capital	01/07/21	164,685
USD	5,094,786	AUD	7,169,000	Citibank, N.A.	01/20/21	53,630
SEK	1,607,347	USD	180,564	Citibank, N.A.	01/21/21	263
USD	7,499,794	SEK	28,066,048	JP Morgan	01/21/21	99,892
CAD	406,357	USD	304,003	State Street Bank and Trust	01/21/21	1,124

Total Appreciation						$399,589

USD	9,559,808	GBP	7,415,912	Citibank, N.A.	11/03/20	$(47,502)
GBP	7,047,032	USD	9,129,994	State Street Bank and Trust	11/03/20	(567)
ILS	132,239	USD	39,258	Citibank, N.A.	11/17/20	(498)
DKK	671,463	USD	106,894	Citibank, N.A.	11/30/20	(1,784)
NOK	5,713,661	USD	618,315	UBS AG	12/30/20	(19,913)
USD	8,929,588	GBP	6,890,000	State Street Bank and Trust	12/31/20	(770)
CHF	345,383	USD	379,261	Bank of America Corp.	01/07/21	(1,785)
USD	5,607,366	CHF	5,139,880	Bank of New York Mellon Corp.	01/07/21	(10,106)
EUR	928,491	USD	1,090,523	Societe Generale	01/07/21	(7,386)
USD	18,742,922	JPY	1,968,857,758	Bank of America Corp.	01/13/21	(83,128)

Total (Depreciation)						$(173,439)

Total Appreciation (Depreciation)						$226,150

77

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

As of October 31, 2020, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	21	12/18/20	$3,521,889	$3,427,935	$(93,954)

Total Futures Contracts			$3,521,889	$3,427,935	$(93,954)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$285,283,943	—	—	$285,283,943
Forward Currency Contracts**	—	$226,150	—	226,150
Futures Contracts**	(93,954)	—	—	(93,954)

TOTAL	$285,189,989	$226,150	—	$285,416,139

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

78

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,657,882,166

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$5,657,882,166

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

79

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,901,220,721

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,901,220,721

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

80

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$12,662,141,783

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,662,141,783

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

81

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BRAZIL — (3.8%)
	Magazine Luiza SA	13,113,688	$56,290,162	0.2%
	Petroleo Brasileiro SA	19,448,656	64,400,084	0.3%
	Vale SA	17,407,141	183,689,715	0.8%
	Other Securities		648,589,058	2.5%

TOTAL BRAZIL			952,969,019	3.8%

CHILE — (0.7%)
	Other Securities		167,274,845	0.7%

CHINA — (34.5%)
*	Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	770,539,682	3.1%
*	Baidu, Inc., Sponsored ADR	630,238	83,853,166	0.4%
#	Bank of China, Ltd., Class H	203,461,702	64,265,632	0.3%
	BYD Co., Ltd., Class H	3,243,300	65,562,658	0.3%
	China Construction Bank Corp., Class H	333,485,302	229,809,077	0.9%
	China Merchants Bank Co., Ltd., Class H	19,361,646	100,853,514	0.4%
	China Mobile, Ltd.	14,262,500	87,237,144	0.4%
	China Mobile, Ltd., Sponsored ADR	2,903,118	89,212,816	0.4%
	China Overseas Land & Investment, Ltd.	22,770,033	57,193,544	0.2%
	China Petroleum & Chemical Corp., Class H	144,228,400	56,317,000	0.2%
	China Resources Land, Ltd.	14,146,610	57,854,901	0.3%
	China Shenhua Energy Co., Ltd., Class H	28,497,000	49,375,051	0.2%
	CNOOC, Ltd.	66,903,000	61,213,281	0.3%
	Geely Automobile Holdings, Ltd.	29,475,000	60,566,869	0.3%
	Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	147,942,056	0.6%
*	JD.com, Inc., ADR	933,460	76,095,659	0.3%
*	Meituan Dianping, Class B	1,960,500	73,085,789	0.3%
#	NetEase, Inc., ADR	1,143,858	99,275,436	0.4%
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	336,236	53,925,530	0.2%
*	NIO, Inc., ADR	2,486,207	76,028,210	0.3%
#	Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	312,330,514	1.3%
	Sino Biopharmaceutical, Ltd.	48,739,495	49,372,810	0.2%
	Sunac China Holdings, Ltd.	15,572,000	57,712,174	0.3%
	Tencent Holdings, Ltd.	17,216,900	1,315,467,717	5.3%
*	Vipshop Holdings, Ltd., ADR	3,141,441	67,226,837	0.3%
	Xinyi Solar Holdings, Ltd.	28,249,834	51,608,076	0.2%
	Yum China Holdings, Inc.	1,301,003	69,252,390	0.3%
	Other Securities		4,368,043,258	17.2%

TOTAL CHINA			8,651,220,791	34.9%

COLOMBIA — (0.2%)
	Other Securities		41,789,900	0.2%

CZECH REPUBLIC — (0.1%)
	Other Securities		28,040,143	0.1%

EGYPT — (0.1%)
	Other Securities		16,427,844	0.1%

GREECE — (0.2%)
	Other Securities		45,306,234	0.2%

82

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.2%)
Other Securities		$58,580,878	0.2%

HUNGARY — (0.2%)
Other Securities		54,622,576	0.2%

INDIA — (11.0%)
HCL Technologies, Ltd.	4,417,982	50,433,219	0.2%
* HDFC Bank, Ltd.	5,989,118	95,552,894	0.4%
Hindustan Unilever, Ltd.	2,248,958	62,994,011	0.3%
Housing Development Finance Corp., Ltd.	2,926,564	75,823,884	0.3%
Infosys, Ltd.	8,238,838	118,016,738	0.5%
Infosys, Ltd., Sponsored ADR	7,138,068	101,860,230	0.4%
Reliance Industries, Ltd.	9,603,552	267,532,744	1.1%
Tata Consultancy Services, Ltd.	2,426,638	87,414,434	0.4%
Other Securities		1,893,212,711	7.5%

TOTAL INDIA		2,752,840,865	11.1%

INDONESIA — (1.8%)
Other Securities		456,971,964	1.8%

MALAYSIA — (2.1%)
Other Securities		517,680,915	2.1%

MEXICO — (2.2%)
# Grupo Mexico S.A.B. de C.V., Class B	18,002,447	51,330,080	0.2%
Other Securities		500,834,854	2.0%

TOTAL MEXICO		552,164,934	2.2%

PERU — (0.1%)
Other Securities		21,130,689	0.1%

PHILIPPINES — (0.9%)
Other Securities		235,788,762	1.0%

POLAND — (0.7%)
Other Securities		170,267,118	0.7%

QATAR — (0.1%)
Other Securities		36,282,054	0.1%

RUSSIA — (0.8%)
Other Securities		206,152,309	0.8%

SAUDI ARABIA — (1.3%)
Other Securities		320,899,770	1.3%

SOUTH AFRICA — (4.2%)
Gold Fields, Ltd., Sponsored ADR	7,820,734	85,480,623	0.4%
# MTN Group, Ltd.	14,341,540	51,206,615	0.2%
Naspers, Ltd., Class N	463,620	90,511,338	0.4%
Standard Bank Group, Ltd.	8,280,680	54,146,469	0.2%
Other Securities		783,662,597	3.1%

TOTAL SOUTH AFRICA		1,065,007,642	4.3%

83

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (13.4%)
LG Electronics, Inc.	869,500	$64,638,147	0.3%
Samsung Electronics Co., Ltd.	19,583,730	984,388,104	4.0%
SK Hynix, Inc.	2,287,099	162,253,318	0.7%
Other Securities		2,136,945,062	8.5%

TOTAL SOUTH KOREA		3,348,224,631	13.5%

TAIWAN — (16.0%)
Hon Hai Precision Industry Co., Ltd.	26,398,403	71,595,904	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	626,968,405	2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,081,623	426,195,721	1.7%
Other Securities		2,890,791,773	11.7%

TOTAL TAIWAN		4,015,551,803	16.2%

THAILAND — (1.9%)
Other Securities		485,085,248	2.0%

TURKEY — (0.6%)
Other Securities		139,725,670	0.6%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		26,871,155	0.1%

UNITED STATES — (0.0%)
Other Security		172,039	0.0%

TOTAL COMMON STOCKS		24,367,049,798	98.3%

PREFERRED STOCKS — (1.0%)

BRAZIL — (0.9%)
Petroleo Brasileiro SA	28,735,931	94,852,436	0.4%
Other Securities		133,823,726	0.5%

TOTAL BRAZIL		228,676,162	0.9%

CHILE — (0.0%)
Other Securities		4,036,441	0.0%

COLOMBIA — (0.1%)
Other Securities		8,361,863	0.1%

SOUTH KOREA — (0.0%)
Other Security		189,077	0.0%

TOTAL PREFERRED STOCKS		241,263,543	1.0%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		64,192	0.0%

MALAYSIA — (0.0%)
Other Securities		463,989	0.0%

84

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Securities		$1,544,775	0.0%

TAIWAN — (0.0%)
Other Securities		56,874	0.0%

THAILAND — (0.0%)
Other Securities		112,853	0.0%

TOTAL RIGHTS/WARRANTS		2,242,683	0.0%

TOTAL INVESTMENT SECURITIES (Cost $20,614,695,802)		24,610,556,024

		Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	38,661,524	447,352,497	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $21,061,939,395)		$25,057,908,521	101.1%

As of October 31, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	905	12/18/20	$155,623,087	$147,727,675	$(7,895,412)

Total Futures Contracts			$155,623,087	$147,727,675	$(7,895,412)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$952,969,019	—	—	$952,969,019
Chile	46,377,839	$120,897,006	—	167,274,845
China	1,757,353,830	6,893,866,961	—	8,651,220,791
Colombia	41,789,900	—	—	41,789,900
Czech Republic	—	28,040,143	—	28,040,143
Egypt	1,630,684	14,797,160	—	16,427,844
Greece	6,737	45,299,497	—	45,306,234
Hong Kong	6,792,380	51,788,498	—	58,580,878
Hungary	88,352	54,534,224	—	54,622,576
India	174,449,847	2,578,391,018	—	2,752,840,865
Indonesia	13,748,358	443,223,606	—	456,971,964
Malaysia	—	517,680,915	—	517,680,915
Mexico	552,145,140	19,794	—	552,164,934
Peru	21,130,688	1	—	21,130,689
Philippines	5,318,933	230,469,829	—	235,788,762
Poland	—	170,267,118	—	170,267,118
Qatar	—	36,282,054	—	36,282,054

85

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Russia	$20,862,520	$185,289,789	—	$206,152,309
Saudi Arabia	474,305	320,425,465	—	320,899,770
South Africa	170,766,397	894,241,245	—	1,065,007,642
South Korea	63,879,327	3,284,345,304	—	3,348,224,631
Taiwan	440,790,265	3,574,761,538	—	4,015,551,803
Thailand	485,085,248	—	—	485,085,248
Turkey	624,108	139,101,562	—	139,725,670
United Arab Emirates	—	26,871,155	—	26,871,155
United States	—	172,039	—	172,039
Preferred Stocks
Brazil	228,676,162	—	—	228,676,162
Chile	—	4,036,441	—	4,036,441
Colombia	8,361,863	—	—	8,361,863
South Korea	—	189,077	—	189,077
Rights/Warrants
Brazil	—	64,192	—	64,192
Malaysia	—	463,989	—	463,989
South Korea	—	1,544,775	—	1,544,775
Taiwan.	—	56,874	—	56,874
Thailand	—	112,853	—	112,853
Securities Lending Collateral	—	447,352,497	—	447,352,497
Futures Contracts**	(7,895,412)	—	—	(7,895,412)

TOTAL	$4,985,426,490	$20,064,586,619	—	$25,050,013,109

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

86

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.1%)
	BRAZIL — (3.0%)
	Sul America SA	82,071	$571,985	0.3%
	Other Securities		4,589,349	2.7%

	TOTAL BRAZIL		5,161,334	3.0%

	CHILE — (0.5%)
	Other Securities		768,684	0.5%

	CHINA — (29.1%)
	China Conch Venture Holdings, Ltd.	148,000	659,015	0.4%
*Ω	China International Capital Corp., Ltd., Class H	328,400	767,335	0.5%
	China Jinmao Holdings Group, Ltd.	1,102,000	558,331	0.3%
	China National Building Material Co., Ltd., Class H	998,000	1,148,759	0.7%
	China Resources Cement Holdings, Ltd.	382,000	500,202	0.3%
	China Taiping Insurance Holdings Co., Ltd.	397,600	600,434	0.4%
	China Unicom Hong Kong, Ltd.	780,000	480,784	0.3%
	Fosun International, Ltd.	652,500	787,915	0.5%
	Great Wall Motor Co., Ltd., Class H	330,000	534,293	0.3%
#*	JinkoSolar Holding Co., Ltd., ADR	9,125	531,987	0.3%
#	JOYY, Inc., ADR	8,665	791,808	0.5%
	Kingboard Holdings, Ltd.	158,500	536,847	0.3%
	Kunlun Energy Co., Ltd.	730,000	472,604	0.3%
	Minth Group, Ltd.	156,000	645,527	0.4%
	Nine Dragons Paper Holdings, Ltd.	436,000	581,551	0.4%
	PICC Property & Casualty Co., Ltd., Class H	844,000	572,834	0.4%
	Shimao Group Holdings, Ltd.	149,500	529,576	0.3%
*	SINA Corp.	10,908	467,408	0.3%
	Sinopharm Group Co., Ltd., Class H	350,400	805,024	0.5%
	Sinotruk Hong Kong, Ltd.	174,000	445,066	0.3%
*	Trip.com Group, Ltd., ADR	52,226	1,502,020	0.9%
	Other Securities		35,608,633	20.5%

	TOTAL CHINA		49,527,953	29.1%

	COLOMBIA — (0.2%)
	Other Securities		289,843	0.2%

	GREECE — (0.2%)
	Other Securities		323,777	0.2%

	HONG KONG — (0.2%)
	Other Securities		384,083	0.2%

	INDIA — (11.3%)
	Aurobindo Pharma, Ltd.	51,632	538,669	0.3%
	Cipla, Ltd.	54,009	550,639	0.3%
	Dr Reddy’s Laboratories, Ltd.	7,033	463,026	0.3%
	Grasim Industries, Ltd.	62,073	652,733	0.4%
	Hindalco Industries, Ltd.	206,621	478,009	0.3%
	Tata Consumer Products, Ltd.	67,382	448,775	0.3%
	Tech Mahindra, Ltd.	48,500	532,656	0.3%
	UPL, Ltd.	75,705	462,278	0.3%

87

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Other Securities		$15,095,644	8.8%

TOTAL INDIA		19,222,429	11.3%

INDONESIA — (1.5%)
Other Securities		2,620,907	1.5%

MALAYSIA — (2.1%)
Other Securities		3,545,043	2.1%

MEXICO — (2.5%)
Cemex S.A.B. de C.V.	2,836,629	1,171,481	0.7%
* Grupo Televisa S.A.B.	404,268	514,591	0.3%
Other Securities		2,469,707	1.5%

TOTAL MEXICO		4,155,779	2.5%

PHILIPPINES — (0.8%)
Other Securities		1,384,232	0.8%

POLAND — (0.7%)
Other Securities		1,161,459	0.7%

QATAR — (0.9%)
Other Securities		1,556,675	0.9%

RUSSIA — (0.7%)
Other Securities		1,109,459	0.7%

SAUDI ARABIA — (2.5%)
* Etihad Etisalat Co.	63,225	470,475	0.3%
Other Securities		3,762,553	2.2%

TOTAL SAUDI ARABIA		4,233,028	2.5%

SOUTH AFRICA — (3.6%)
Sibanye Stillwater, Ltd.	256,549	756,491	0.5%
Other Securities		5,414,026	3.1%

TOTAL SOUTH AFRICA		6,170,517	3.6%

SOUTH KOREA — (16.2%)
DB Insurance Co., Ltd.	11,991	468,801	0.3%
E-MART, Inc.	5,089	640,695	0.4%
Hankook Tire & Technology Co., Ltd.	18,185	509,439	0.3%
Hanwha Solutions Corp.	17,310	672,868	0.4%
Kumho Petrochemical Co., Ltd.	4,146	490,422	0.3%
* Samsung Heavy Industries Co., Ltd.	107,772	484,432	0.3%
Woori Financial Group, Inc.	71,172	561,946	0.3%
Other Securities		23,788,590	13.9%

TOTAL SOUTH KOREA		27,617,193	16.2%

TAIWAN — (18.3%)
* AU Optronics Corp.	1,763,000	712,046	0.4%
Compal Electronics, Inc.	981,000	639,120	0.4%
Innolux Corp.	1,677,000	582,067	0.4%

88

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (Continued)
Lite-On Technology Corp.	420,000	$684,145	0.4%
Pou Chen Corp.	514,000	454,163	0.3%
Shin Kong Financial Holding Co., Ltd.	1,821,137	507,267	0.3%
Synnex Technology International Corp.	296,000	439,913	0.3%
Wistron Corp.	629,000	628,837	0.4%
Other Securities		26,540,020	15.4%

TOTAL TAIWAN		31,187,578	18.3%

THAILAND — (2.4%)
Other Securities		4,110,112	2.4%

TURKEY — (0.8%)
Other Securities		1,378,822	0.8%

UNITED ARAB EMIRATES — (0.6%)
Other Securities		1,000,223	0.6%

TOTAL COMMON STOCKS		166,909,130	98.1%

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.7%)
Gerdau SA	158,000	600,559	0.4%
Other Securities		512,598	0.3%

TOTAL BRAZIL		1,113,157	0.7%

RIGHTS/WARRANTS — (0.0%)

MALAYSIA — (0.0%)
Other Security		10,032	0.0%

SOUTH KOREA — (0.0%)
Other Securities		37,820	0.0%

TAIWAN — (0.0%)
Other Securities		236	0.0%

THAILAND — (0.0%)
Other Security		1,380	0.0%

TOTAL RIGHTS/WARRANTS		49,468	0.0%

TOTAL INVESTMENT SECURITIES (Cost $164,920,616)		168,071,755

		Value†

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	176,015	2,036,669	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $166,957,154)		$170,108,424	100.0%

89

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	8	12/18/20	$1,318,841	$1,305,880	$(12,961)

Total Futures Contracts			$1,318,841	$1,305,880	$(12,961)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,161,334	—	—	$5,161,334
Chile	4,572	$764,112	—	768,684
China	4,263,802	45,264,151	—	49,527,953
Colombia	289,843	—	—	289,843
Greece	—	323,777	—	323,777
Hong Kong	90,440	293,643	—	384,083
India	—	19,222,429	—	19,222,429
Indonesia	—	2,620,907	—	2,620,907
Malaysia	—	3,545,043	—	3,545,043
Mexico	4,155,779	—	—	4,155,779
Philippines	—	1,384,232	—	1,384,232
Poland	—	1,161,459	—	1,161,459
Qatar	—	1,556,675	—	1,556,675
Russia	990,167	119,292	—	1,109,459
Saudi Arabia	—	4,233,028	—	4,233,028
South Africa	444,141	5,726,376	—	6,170,517
South Korea	234,645	27,382,548	—	27,617,193
Taiwan	—	31,187,578	—	31,187,578
Thailand	4,110,112	—	—	4,110,112
Turkey	—	1,378,822	—	1,378,822
United Arab Emirates	—	1,000,223	—	1,000,223
Preferred Stocks
Brazil	1,113,157	—	—	1,113,157
Rights/Warrants
Malaysia	—	10,032	—	10,032
South Korea	—	37,820	—	37,820
Taiwan	—	236	—	236
Thailand	—	1,380	—	1,380
Securities Lending Collateral	—	2,036,669	—	2,036,669
Futures Contracts**	(12,961)	—	—	(12,961)

TOTAL	$20,845,031	$149,250,432	—	$170,095,463

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$43,714	$10,080,777
Investment Securities at Value (including $180,359, $1,243,693, $0 and $0 of securities on loan, respectively)	$4,652,658	$24,749,144	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of
$174,326, $1,094,757, $0 and $0, respectively)	174,366	1,094,988	—	—
Segregated Cash for Futures Contracts	3,204	7,824	—	5,700
Foreign Currencies at Value	18,966	38,325	—	—
Cash	—	47,030	28	73,447
Receivables:
Investment Securities Sold	35,585	52,599	—	—
Dividends, Interest and Tax Reclaims	16,574	81,077	—	—
Securities Lending Income	66	1,650	—	—
Fund Shares Sold	3,879	16,182	2	3,735
Due from Advisor	—	—	2	—
Futures Margin Variation	—	5,794	—	—
Unrealized Gain on Foreign Currency Contracts	23	56	—	—
Prepaid Expenses and Other Assets	65	330	12	109

Total Assets	4,905,386	26,094,999	43,758	10,163,768

LIABILITIES:
Payables:
Due to Custodian	64	—	—	—
Upon Return of Securities Loaned	174,377	1,094,979	—	—
Investment Securities Purchased	—	119	—	—
Fund Shares Redeemed	22,776	25,069	166	10,268
Due to Advisor	765	5,954	—	3,448
Line of Credit	4,045	—	—	—
Futures Margin Variation	2,100	—	—	893
Accrued Expenses and Other Liabilities	771	3,317	24	1,027

Total Liabilities	204,898	1,129,438	190	15,636

NET ASSETS	$4,700,488	$24,965,561	$43,568	$10,148,132

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,700,488; $24,965,561; $43,568 and $10,148,132 and shares outstanding of 224,874,880, 2,066,025,729, 4,149,085 and 602,694,748, respectively	$20.90	$12.08	$10.50	$16.84

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$43,970	N/A

Investment Securities at Cost	$3,983,423	$23,838,375	N/A	N/A

Foreign Currencies at Cost	$19,269	$38,291	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,518,548	$25,612,369	$43,731	$10,259,277
Total Distributable Earnings (Loss)	181,940	(646,808)	(163)	(111,145)

NET ASSETS	$4,700,488	$24,965,561	$43,568	$10,148,132

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$467,034	$378,864	$16,893	$539,125
Receivables:
Fund Shares Sold	—	—	—	1
Due from Advisor	—	—	2	—
Prepaid Expenses and Other Assets	10	10	8	10

Total Assets	467,044	378,874	16,903	539,136

LIABILITIES:
Payables:
Fund Shares Redeemed	139	19	8	1,137
Due to Advisor	150	123	—	181
Accrued Expenses and Other Liabilities	59	50	28	74

Total Liabilities	348	192	36	1,392

NET ASSETS	$466,696	$378,682	$16,867	$537,744

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $466,696; $378,682; $16,867 and $537,744 and shares outstanding of 19,948,861, 18,810,861, 789,972 and 22,576,468, respectively	$23.39	$20.13	$21.35	$23.82

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$421,285	$412,169	$19,287	$543,778
Total Distributable Earnings (Loss)	45,411	(33,487)	(2,420)	(6,034)

NET ASSETS	$466,696	$378,682	$16,867	$537,744

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,308,774	—	—
Investment Securities at Value (including $481,790, $70,201, $478,832 and $142,360 of securities on loan, respectively)	$4,578,537	3,905,683	$9,707,384	$2,704,898
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $379,316, $72,140, $419,690 and $123,749, respectively)	379,347	72,156	419,762	123,777
Segregated Cash for Futures Contracts	2,244	—	9,451	—
Foreign Currencies at Value	34,663	—	89,069	5,177
Cash	237	7,863	41,083	2,194
Receivables:
Investment Securities Sold	7,754	3,828	19,219	404
Dividends, Interest and Tax Reclaims	27,086	2,389	47,944	9,741
Securities Lending Income	628	176	1,315	237
Fund Shares Sold	1,217	9,548	3,486	4,615
Unrealized Gain on Foreign Currency Contracts	57	—	5	2
Prepaid Expenses and Other Assets	23	78	157	94

Total Assets	5,031,793	7,310,495	10,338,875	2,851,139

LIABILITIES:
Payables:
Upon Return of Securities Loaned	379,377	72,198	419,715	123,757
Investment Securities Purchased	152	5,611	9,010	1,432
Fund Shares Redeemed	3,417	5,766	13,843	1,601
Due to Advisor	998	670	5,290	1,017
Futures Margin Variation	351	—	1,346	—
Unrealized Loss on Foreign Currency Contracts	—	—	23	1
Accrued Expenses and Other Liabilities	650	425	1,720	472

Total Liabilities	384,945	84,670	450,947	128,280

NET ASSETS	$4,646,848	$7,225,825	$9,887,928	$2,722,859

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,646,848; $7,225,825; $9,887,928 and $2,722,859 and shares outstanding of 1,231,582,504, 755,186,998, 631,709,141 and 261,255,076, respectively	$3.77	$9.57	$15.65	$10.42

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,643,637	$—	$—

Investment Securities at Cost	$5,115,107	$3,882,717	$10,743,879	$2,586,114

Foreign Currencies at Cost	$34,867	$—	$89,522	$5,210

NET ASSETS CONSIST OF:
Paid-In Capital	$6,240,332	$7,551,934	$11,377,832	$2,723,191
Total Distributable Earnings (Loss)	(1,593,484)	(326,109)	(1,489,904)	(332)

NET ASSETS	$4,646,848	$7,225,825	$9,887,928	$2,722,859

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$206,867	—
Investment Securities at Value (including $56,196, $0 and $149,396 of securities on loan, respectively)	$1,458,933	—	$3,179,109
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $48,090, $0 and $119,067, respectively)	48,097	—	119,096
Segregated Cash for Futures Contracts	840	—	1,236
Foreign Currencies at Value	471	—	24,251
Cash	10,512	107	54
Receivables:
Investment Securities Sold	2,975	—	8,486
Dividends, Interest and Tax Reclaims	3,489	—	8,984
Securities Lending Income	18	—	202
Fund Shares Sold	4,899	17	1,337
Futures Margin Variation	—	—	370
Unrealized Gain on Foreign Currency Contracts	5	—	9
Prepaid Expenses and Other Assets	52	16	70

Total Assets	1,530,291	207,007	3,343,204

LIABILITIES:
Payables:
Upon Return of Securities Loaned	48,092	—	119,101
Investment Securities Purchased	5,388	—	39
Fund Shares Redeemed	591	3	12,390
Due to Advisor	319	56	828
Futures Margin Variation	402	—	—
Unrealized Loss on Foreign Currency Contracts	5	—	2
Accrued Expenses and Other Liabilities	149	33	607

Total Liabilities	54,946	92	132,967

NET ASSETS.	$1,475,345	$206,915	$3,210,237

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,475,345; $206,915 and $3,210,237 and shares outstanding of 138,693,765, 23,012,639 and 307,414,469, respectively	$10.64	$8.99	$10.44

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$233,103	$—

Investment Securities at Cost	$1,366,850	N/A	$3,168,410

Foreign Currencies at Cost	$474	$—	$24,155

NET ASSETS CONSIST OF:
Paid-In Capital	$1,407,883	$252,952	$3,327,399
Total Distributable Earnings (Loss)	67,462	(46,037)	(117,162)

NET ASSETS	$1,475,345	$206,915	$3,210,237

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$769,008	$285,284	$5,657,882	$4,901,221
Temporary Cash Investments at Value & Cost	671	—	—	—
Segregated Cash for Futures Contracts	—	252	—	—
Cash	—	3,208	—	—
Receivables:
Fund Shares Sold	268	59	4,172	1,053
Unrealized Gain on Forward Currency Contracts	—	400	—	—
Prepaid Expenses and Other Assets	38	17	95	32

Total Assets	769,985	289,220	5,662,149	4,902,306

LIABILITIES:
Payables:
Fund Shares Redeemed	293	443	8,034	20,378
Due to Advisor	26	9	1,323	1,714
Futures Margin Variation	—	40	—	—
Unrealized Loss on Forward Currency Contracts	—	173	—	—
Accrued Expenses and Other Liabilities	64	46	434	481

Total Liabilities	383	711	9,791	22,573

NET ASSETS	$769,602	$288,509	$5,652,358	$4,879,733

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $769,602; $288,509; $5,652,358 and $4,879,733 and shares outstanding of 47,252,450, 17,797,160, 204,524,442 and 248,118,362, respectively	$16.29	$16.21	$27.64	$19.67

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$645,866	$220,791	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$669,688	$223,786	$4,033,669	$5,073,491
Total Distributable Earnings (Loss)	99,914	64,723	1,618,689	(193,758)

NET ASSETS	$769,602	$288,509	$5,652,358	$4,879,733

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$12,662,142	—	—
Investment Securities at Value (including $0, $966,030 and $3,055 of securities on loan, respectively)	—	$24,610,556	$168,072
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $447,244 and $2,037, respectively)	—	447,352	2,037
Segregated Cash for Futures Contracts	—	10,860	96
Foreign Currencies at Value	—	102,117	1,091
Cash	—	33,001	816
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	30,723	262
Dividends and Interest	—	29,511	145
Securities Lending Income	—	2,088	7
Fund Shares Sold	2,383	14,262	81
Prepaid Expenses and Other Assets	80	182	23

Total Assets	12,664,605	25,280,652	172,630

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	447,327	2,037
Investment Securities/Affiliated Investment Companies Purchased	—	2,919	219
Fund Shares Redeemed	50,035	18,851	30
Due to Advisor	3,864	9,064	54
Futures Margin Variation	—	—	14
Unrealized Loss on Foreign Currency Contracts	—	36	—
Deferred Taxes Payable	—	17,448	—
Accrued Expenses and Other Liabilities	1,217	4,307	113

Total Liabilities	55,116	499,952	2,467

NET ASSETS	$12,609,489	$24,780,700	$170,163

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $12,587; $0 and $0 and shares outstanding of 529,311, 0 and 0, respectively	$23.78	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A

Institutional Class Shares — based on net assets of $12,596,902; $24,780,700 and $170,163 and shares outstanding of 526,429,836, 1,218,268,057 and 17,519,628, respectively	$23.93	$20.34	$9.71

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000

Investment Securities at Cost	N/A	$20,614,696	$164,921

Foreign Currencies at Cost	$—	$102,149	$1,076

NET ASSETS CONSIST OF:
Paid-In Capital	$15,407,034	$23,617,832	$164,016
Total Distributable Earnings (Loss)	(2,797,545)	1,162,868	6,147

NET ASSETS	$12,609,489	$24,780,700	$170,163

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $44 and $23,526, respectively)	—	—	$440	$258,942
Income from Securities Lending	—	—	45	20,089
Expenses Allocated from Affiliated Investment Companies	—	—	(29)	(13,509)

Income Distributions Received from Affiliated Investment Companies	—	—	244	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	700	265,522

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,483, $62,878, $0 and $0, respectively)	$126,806	$663,032	—	—
Income from Securities Lending	2,393	26,012	—	—

Total Fund Investment Income	129,199	689,044	—	—

Fund Expenses
Investment Management Fees	9,541	68,181	180	43,408
Accounting & Transfer Agent Fees	913	4,754	19	1,452
Custodian Fees	377	1,492	2	2
Filing Fees	140	712	23	177
Shareholders’ Reports	208	754	13	528
Directors’/Trustees’ Fees & Expenses	42	215	—	88
Professional Fees	117	706	—	51
Previously Waived Fees Recovered by Advisor (Note C)	—	3,676	—	—
Other	202	1,085	2	76

Total Fund Expenses	11,540	81,575	239	45,782

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	183	155	—
Fees Paid Indirectly (Note C)	277	1,078	—	—

Net Expenses	11,263	80,314	84	45,782

Net Investment Income (Loss)	117,936	608,730	616	219,740

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	535	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(380,110)	(1,030,907)	—	—
Affiliated Investment Companies Shares Sold	(71)	(170)	(712)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(193)	(279,498)
Futures	16,935	86,315	18	13,320
Foreign Currency Transactions	4,070	5,368	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(141,807)	(1,938,314)	9	—
Affiliated Investment Companies Shares	27	97	(202)	—
Transactions Allocated from Affiliated Investment Company	—	—	(79)	(573,955)
Futures	(1,346)	(6,655)	—	(2,575)
Translation of Foreign Currency-Denominated Amounts	207	640	—	—

Net Realized and Unrealized Gain (Loss)	(502,095)	(2,883,626)	(624)	(842,708)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(384,159)	$(2,274,896)	$(8)	$(622,968)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $1,221, $152, $5 and $1,610, respectively)	$11,002	$13,793	$487	$11,560
Income from Securities Lending	687	904	7	1,319
Expenses Allocated from Affiliated Investment Companies	(641)	(413)	(23)	(702)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	11,048	14,284	471	12,177

Fund Expenses
Investment Management Fees	2,467	1,578	97	2,791
Accounting & Transfer Agent Fees	103	77	16	126
Filing Fees	28	29	18	53
Shareholders’ Reports	15	13	12	17
Directors’/Trustees’ Fees & Expenses	6	3	—	4
Professional Fees	2	1	3	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	2	—
Other	4	3	1	7

Total Fund Expenses	2,625	1,704	149	3,001

Fees Waived, Expenses Reimbursed by Advisor (Note C)	513	329	55	580

Net Expenses	2,112	1,375	94	2,421

Net Investment Income (Loss)	8,936	12,909	377	9,756

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(2,944)	(3,570)	78	(23,161)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(15,236)	1,830	(3,815)	(31,479)

Net Realized and Unrealized Gain (Loss)	(18,180)	(1,740)	(3,737)	(54,640)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,244)	$11,169	$(3,360)	$(44,884)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$399,313	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	399,313	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,562, $0, $24,799 and $6,812, respectively)	$199,050	123,152	$286,462	$68,720
Income from Securities Lending	4,895	1,046	14,772	3,560

Total Fund Investment Income	203,945	124,198	301,234	72,280

Fund Expenses
Investment Management Fees	12,837	15,944	69,790	11,621
Accounting & Transfer Agent Fees	653	1,037	1,972	585
Custodian Fees	408	34	730	341
Filing Fees	60	182	196	120
Shareholders’ Reports	162	432	522	119
Directors’/Trustees’ Fees & Expenses	41	62	90	23
Professional Fees	118	61	293	78
Previously Waived Fees Recovered by Advisor (Note C)	—	104	—	—
Other	135	83	506	124

Total Fund Expenses	14,414	17,939	74,099	13,011

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	8,120	—	—
Fees Paid Indirectly (Note C)	500	7	925	197

Net Expenses	13,914	9,812	73,174	12,814

Net Investment Income (Loss)	190,031	513,699	228,060	59,466

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	1,750	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(107,519)	(42,440)	(411,850)	(76,225)
Affiliated Investment Companies Shares Sold	(33)	22,534	(2)	(7)
Futures	21,374	(362)	35,047	(8,170)
Foreign Currency Transactions	1,329	—	6,447	296
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,553,230)	(868,809)	(1,526,362)	(125,231)
Affiliated Investment Companies Shares	14	(1,432,797)	(8)	15
Futures	(2,070)	—	(7,947)	—
Translation of Foreign Currency-Denominated Amounts	310	—	(289)	132

Net Realized and Unrealized Gain (Loss)	(1,639,825)	(2,320,124)	(1,904,964)	(209,190)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,449,794)	$(1,806,425)	$(1,676,904)	$(149,724)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $793 and $0, respectively)	—	$6,655	—
Income from Securities Lending	—	128	—
Expenses Allocated from Affiliated Investment Companies	—	(418)	—

Income Distributions Received from Affiliated Investment Companies	—	465	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	6,830	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,175, $0 and $9,075, respectively)	$22,430	—	$86,930
Income from Securities Lending	348	—	3,106

Total Fund Investment Income	22,778	—	90,036

Fund Expenses
Investment Management Fees	2,503	1,076	10,369
Accounting & Transfer Agent Fees	222	29	663
Custodian Fees	93	—	658
Filing Fees	135	35	163
Shareholders’ Reports	61	16	139
Directors’/Trustees’ Fees & Expenses	9	2	28
Professional Fees	20	4	117
Previously Waived Fees Recovered by Advisor (Note C)	25	—	—
Other	33	4	217

Total Fund Expenses	3,101	1,166	12,354

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	504	—
Fees Paid Indirectly (Note C)	95	—	144

Net Expenses	3,006	662	12,210

Net Investment Income (Loss)	19,772	6,168	77,826

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	440	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(18,047)	—	(110,980)
Affiliated Investment Companies Shares Sold	(1)	(1,457)	(23)
Transactions Allocated from Affiliated Investment Company**	—	(14,842)	—
Futures	3,996	100	13,484
Foreign Currency Transactions	(53)	—	1,255
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,853	(42)	(169,554)
Affiliated Investment Companies Shares	5	(3,499)	17
Transactions Allocated from Affiliated Investment Company	—	(36,036)	—
Futures	(145)	—	(598)
Translation of Foreign Currency-Denominated Amounts	60	—	101

Net Realized and Unrealized Gain (Loss)	42,668	(55,336)	(266,298)

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,440	$(49,168)	$(188,472)

**	Net of foreign capital gain taxes withheld of $0, $2 and $2, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,214 and $15,943, respectively)	—	$37	$140,906	$135,517
Interest	—	—	75	105
Income from Securities Lending	—	—	3,277	23,638
Expenses Allocated from Affiliated Investment Companies	—	—	(7,908)	(14,242)

Income Distributions Received from Affiliated Investment Companies	$15,451	6,007	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	15,451	6,044	136,350	145,018

Fund Expenses
Investment Management Fees	2,307	935	22,191	33,995
Accounting & Transfer Agent Fees	123	76	594	583
Custodian Fees	2	4	—	—
Filing Fees	52	29	111	148
Shareholders’ Reports	19	21	242	202
Directors’/Trustees’ Fees & Expenses	6	2	48	43
Professional Fees	6	3	20	21
Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—
Other	9	3	28	30

Total Fund Expenses	2,552	1,073	23,234	35,022

Fees Waived, Expenses Reimbursed by Advisor (Note C)	2,008	818	5,732	10,976
Fees Paid Indirectly (Note C)	—	1	—	—

Net Expenses	544	254	17,502	24,046

Net Investment Income (Loss)	14,907	5,790	118,848	120,972

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	8,146	4,097	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(19,813)	(689)	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	62,124	(377,221)
Futures	(122)	460	—	—
Forward Currency Contracts	—	(1,961)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	3,079	(13,537)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	28,554	126,768
Futures	—	(146)	—	—
Forward Currency Contracts	—	710	—	—

Net Realized and Unrealized Gain (Loss)	(8,710)	(11,066)	90,678	(250,453)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,197	$(5,276)	$209,526	$(129,481)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $162, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $70,047, $0 and $0, respectively)	$486,364	—	—
Interest	180	—	—
Income from Securities Lending	10,339	—	—
Expenses Allocated from Affiliated Investment Companies	(21,766)	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	475,117	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $84,124 and $483, respectively)	—	$656,963	$4,260
Income from Securities Lending	1	32,055	66

Total Fund Investment Income	1	689,018	4,326

Fund Expenses
Investment Management Fees	68,528	112,638	923
Accounting & Transfer Agent Fees	1,116	4,061	41
Custodian Fees	—	6,823	132
Shareholder Servicing Fees
Class R2 Shares	55	—	—
Filing Fees	213	490	54
Shareholders’ Reports	386	886	38
Directors’/Trustees’ Fees & Expenses	120	202	2
Professional Fees	71	682	14
Organizational & Offering Costs	—	—	3
Previously Waived Fees Recovered by Advisor (Note C)	—	—	32
Other	78	2,451	23

Total Fund Expenses	70,567	128,233	1,262

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	62
Class R2 Shares	22	—	—
Institutional Class Shares	14,579	—	—
Fees Paid Indirectly (Note C)	—	1,167	15

Net Expenses	55,966	127,066	1,185

Net Investment Income (Loss)	419,152	561,952	3,141

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(1,673,803)	1,473
Affiliated Investment Companies Shares Sold	—	(9)	—
Transactions Allocated from Affiliated Investment Company**	(1,030,841)	—	—
Futures	—	69,434	(609)
Foreign Currency Transactions	—	(17,720)	36
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	760,317	3,387
Affiliated Investment Companies Shares	—	17	—
Transactions Allocated from Affiliated Investment Company	(1,128,949)	—	—
Futures	—	(12,657)	(13)
Translation of Foreign Currency-Denominated Amounts	—	(579)	(4)

Net Realized and Unrealized Gain (Loss)	(2,159,790)	(875,000)	4,270

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,740,638)	$(313,048)	$7,411

**	Net of foreign capital gain taxes withheld of $365, $72 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$117,936	$161,397	$608,730	$913,682	$616	$596
Capital Gain Distributions Received from Investment Securities	—	—	—	—	535	587
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(380,110)	(116,656)	(1,030,907)	(348,700)	—	—
Affiliated Investment Companies Shares Sold	(71)	(11)	(170)	(2)	(712)	(342)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(193)	(416)
Futures	16,935	815	86,315	12,437	18	7
Foreign Currency Transactions	4,070	(892)	5,368	(5,912)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(141,807)	461,700	(1,938,314)	1,567,492	9	(357)
Affiliated Investment Companies Shares	27	25	97	111	(202)	271
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(79)	1,280
Futures	(1,346)	3,123	(6,655)	13,424	—	—
Translation of Foreign Currency-Denominated Amounts	207	193	640	1,383	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(384,159)	509,694	(2,274,896)	2,153,915	(8)	1,626

Distributions:
Institutional Class Shares	(119,035)	(155,698)	(616,813)	(907,539)	(627)	(308)
Capital Share Transactions (1):
Shares Issued	1,926,246	1,454,715	8,116,550	8,662,646	15,132	16,512
Shares Issued in Lieu of Cash Distributions	109,607	138,823	589,210	864,811	627	308
Shares Redeemed	(2,188,646)	(1,178,465)	(11,407,917)	(7,388,995)	(12,842)	(8,232)

Net Increase (Decrease) from Capital Share Transactions	(152,793)	415,073	(2,702,157)	2,138,462	2,917	8,588

Total Increase (Decrease) in Net Assets	(655,987)	769,069	(5,593,866)	3,384,838	2,282	9,906
Net Assets
Beginning of Year	5,356,475	4,587,406	30,559,427	27,174,589	41,286	31,380

End of Year	$4,700,488	$5,356,475	$24,965,561	$30,559,427	$43,568	$41,286

(1) Shares Issued and Redeemed:
Shares Issued	94,221	68,558	716,205	693,417	1,667	1,564
Shares Issued in Lieu of Cash Distributions	5,201	6,394	47,443	68,976	54	31
Shares Redeemed	(109,723)	(55,298)	(1,014,855)	(593,959)	(1,300)	(793)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,301)	19,654	(251,207)	168,434	421	802

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$219,740	$300,037	$8,936	$11,135	$12,909	$12,680
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(279,498)	313,315	(2,944)	10,446	(3,570)	5,261
Futures	13,320	(626)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(573,955)	135,389	(15,236)	2,052	1,830	(501)
Futures	(2,575)	7,881	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(622,968)	755,996	(9,244)	23,633	11,169	17,440

Distributions:
Institutional Class Shares	(529,962)	(857,472)	(23,243)	(39,387)	(14,178)	(11,260)
Capital Share Transactions (1):
Shares Issued	2,566,857	2,921,274	67,280	72,402	71,668	38,624
Shares Issued in Lieu of Cash Distributions	511,580	824,335	23,242	36,290	14,174	10,374
Shares Redeemed	(4,527,485)	(3,550,227)	(231,407)	(75,520)	(44,800)	(60,864)

Net Increase (Decrease) from Capital Share Transactions	(1,449,048)	195,382	(140,885)	33,172	41,042	(11,866)

Total Increase (Decrease) in Net Assets	(2,601,978)	93,906	(173,372)	17,418	38,033	(5,686)
Net Assets
Beginning of Year	12,750,110	12,656,204	640,068	622,650	340,649	346,335

End of Year	$10,148,132	$12,750,110	$466,696	$640,068	$378,682	$340,649

(1) Shares Issued and Redeemed:
Shares Issued	166,813	170,065	3,412	3,098	4,296	1,859
Shares Issued in Lieu of Cash Distributions	27,715	51,059	928	1,637	681	522
Shares Redeemed	(292,110)	(206,414)	(10,105)	(3,248)	(2,301)	(2,869)

Net Increase (Decrease) from Shares Issued and Redeemed	(97,582)	14,710	(5,765)	1,487	2,676	(488)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$377	$866	$9,756	$14,356	$190,031	$228,481
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(107,519)	(121,318)
Affiliated Investment Companies Shares Sold	—	—	—	—	(33)	(4)
Transactions Allocated from Affiliated Investment Company*,**	78	1,418	(23,161)	(1,860)	—	—
Futures	—	—	—	—	21,374	1,553
Foreign Currency Transactions	—	—	—	—	1,329	221
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(1,553,230)	1,036,222
Affiliated Investment Companies Shares	—	—	—	—	14	16
Transactions Allocated from Affiliated Investment Company	(3,815)	(372)	(31,479)	38,034	—	—
Futures	—	—	—	—	(2,070)	1,373
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	310	136

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,360)	1,912	(44,884)	50,530	(1,449,794)	1,146,680

Distributions:
Institutional Class Shares	(2,447)	(1,977)	(8,902)	(33,215)	(717,271)	(302,662)
Capital Share Transactions (1):
Shares Issued	3,517	2,122	73,968	117,898	1,196,937	913,489
Shares Issued in Lieu of Cash Distributions	2,447	1,763	8,888	31,461	707,587	297,390
Shares Redeemed	(9,830)	(13,631)	(148,431)	(155,220)	(1,388,574)	(1,199,441)

Net Increase (Decrease) from Capital Share Transactions	(3,866)	(9,746)	(65,575)	(5,861)	515,950	11,438

Total Increase (Decrease) in Net Assets	(9,673)	(9,811)	(119,361)	11,454	(1,651,115)	855,456
Net Assets
Beginning of Year	26,540	36,351	657,105	645,651	6,297,963	5,442,507

End of Year	$16,867	$26,540	$537,744	$657,105	$4,646,848	$6,297,963

(1) Shares Issued and Redeemed:
Shares Issued	153	82	2,953	5,188	304,948	182,042
Shares Issued in Lieu of Cash Distributions	88	75	361	1,395	144,701	64,510
Shares Redeemed	(404)	(553)	(7,187)	(6,632)	(341,397)	(245,929)

Net Increase (Decrease) from Shares Issued and Redeemed	(163)	(396)	(3,873)	(49)	108,252	623

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$513,699	$243,121	$228,060	$325,454	$59,466	$72,736
Capital Gain Distributions Received from Investment Securities	1,750	—	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(42,440)	73,513	(411,850)	238,307	(76,225)	(25,195)
Affiliated Investment Companies Shares Sold	22,534	37,097	(2)	—	(7)	—
Futures	(362)	(135)	35,047	1,976	(8,170)	(2,728)
Foreign Currency Transactions	—	—	6,447	(1,093)	296	(429)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(868,809)	795,754	(1,526,362)	(233,259)	(125,231)	93,366
Affiliated Investment Companies Shares	(1,432,797)	641,678	(8)	70	15	12
Futures	—	—	(7,947)	4,434	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	(289)	1,343	132	106

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,806,425)	1,791,028	(1,676,904)	337,232	(149,724)	137,868

Distributions:
Institutional Class Shares	(599,021)	(351,905)	(430,950)	(776,069)	(57,640)	(147,900)
Capital Share Transactions (1):
Shares Issued	2,435,290	1,973,793	2,667,860	3,086,382	1,704,392	1,111,287
Shares Issued in Lieu of Cash Distributions	567,176	335,724	385,828	699,165	56,357	140,703
Shares Redeemed	(2,640,206)	(1,955,553)	(4,485,990)	(3,706,321)	(1,408,660)	(1,105,041)

Net Increase (Decrease) from Capital Share Transactions	362,260	353,964	(1,432,302)	79,226	352,089	146,949

Total Increase (Decrease) in Net Assets	(2,043,186)	1,793,087	(3,540,156)	(359,611)	144,725	136,917
Net Assets
Beginning of Year	9,269,011	7,475,924	13,428,084	13,787,695	2,578,134	2,441,217

End of Year	$7,225,825	$9,269,011	$9,887,928	$13,428,084	$2,722,859	$2,578,134

(1) Shares Issued and Redeemed:
Shares Issued	243,141	173,132	181,563	174,997	184,973	101,269
Shares Issued in Lieu of Cash Distributions	49,884	32,690	20,438	41,425	5,172	13,131
Shares Redeemed	(267,327)	(174,212)	(292,999)	(210,444)	(150,794)	(100,463)

Net Increase (Decrease) from Shares Issued and Redeemed	25,698	31,610	(90,998)	5,978	39,351	13,937

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,772	$11,989	$6,168	$8,768
Capital Gain Distributions Received from Investment Securities	—	—	440	766
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(18,047)	(10,724)	—	—
Affiliated Investment Companies Shares Sold	(1)	—	(1,457)	(802)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(14,842)	(1,780)
Futures	3,996	155	100	(109)
Foreign Currency Transactions	(53)	(32)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	56,853	58,944	(42)	384
Affiliated Investment Companies Shares	5	2	(3,499)	95
Transactions Allocated from Affiliated Investment Company	—	—	(36,036)	4,725
Futures	(145)	—	—	—
Translation of Foreign Currency-Denominated Amounts	60	6	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	62,440	60,340	(49,168)	12,047

Distributions:
Institutional Class Shares	(18,018)	(11,023)	(6,579)	(13,716)
Capital Share Transactions (1):
Shares Issued	1,014,049	416,587	54,277	110,720
Shares Issued in Lieu of Cash Distributions	17,687	11,018	6,573	13,703
Shares Redeemed	(259,261)	(85,342)	(100,557)	(61,053)

Net Increase (Decrease) from Capital Share Transactions	772,475	342,263	(39,707)	63,370

Total Increase (Decrease) in Net Assets	816,897	391,580	(95,454)	61,701
Net Assets
Beginning of Year	658,448	266,868	302,369	240,668

End of Year	$1,475,345	$658,448	$206,915	$302,369

(1) Shares Issued and Redeemed:
Shares Issued	101,501	41,376	6,299	10,308
Shares Issued in Lieu of Cash Distributions	1,705	1,078	672	1,293
Shares Redeemed	(25,836)	(8,617)	(11,524)	(5,597)

Net Increase (Decrease) from Shares Issued and Redeemed	77,370	33,837	(4,553)	6,004

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $2, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$77,826	$103,743	$14,907	$18,204	$5,790	$9,052
Capital Gain Distributions Received from Investment Securities	—	—	8,146	2,509	4,097	1,971
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(110,980)	(27,918)	—	—	—	—
Affiliated Investment Companies Shares Sold	(23)	—	(19,813)	(5,618)	(689)	(4,770)
Futures	13,484	(1,060)	(122)	(62)	460	(1,126)
Foreign Currency Transactions	1,255	(4,961)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(1,961)	4,438
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(169,554)	222,436	—	—	—	—
Affiliated Investment Companies Shares	17	10	3,079	67,131	(13,537)	27,375
Futures	(598)	—	—	—	(146)	1,674
Translation of Foreign Currency-Denominated Amounts	101	116	—	—	—	—
Forward Currency Contracts	—	—	—	—	710	(2,086)

Net Increase (Decrease) in Net Assets Resulting from Operations.	(188,472)	292,366	6,197	82,164	(5,276)	36,528

Distributions:
Institutional Class Shares	(75,535)	(116,666)	(16,437)	(23,511)	(9,635)	(16,864)
Capital Share Transactions (1):
Shares Issued	1,273,174	1,271,493	198,881	192,373	64,436	78,038
Shares Issued in Lieu of Cash Distributions	74,685	113,738	15,264	23,302	9,598	16,808
Shares Redeemed	(1,592,928)	(971,409)	(313,856)	(136,287)	(146,446)	(141,873)

Net Increase (Decrease) from Capital Share Transactions	(245,069)	413,822	(99,711)	79,388	(72,412)	(47,027)

Total Increase (Decrease) in Net Assets	(509,076)	589,522	(109,951)	138,041	(87,323)	(27,363)
Net Assets
Beginning of Year	3,719,313	3,129,791	879,553	741,512	375,832	403,195

End of Year	$3,210,237	$3,719,313	$769,602	$879,553	$288,509	$375,832

(1) Shares Issued and Redeemed:
Shares Issued	135,315	119,518	13,724	12,674	4,300	5,128
Shares Issued in Lieu of Cash Distributions	7,310	10,760	969	1,534	564	1,185
Shares Redeemed	(168,321)	(91,013)	(20,996)	(8,795)	(9,787)	(9,256)

Net Increase (Decrease) from Shares Issued and Redeemed	(25,696)	39,265	(6,303)	5,413	(4,923)	(2,943)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $2, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$118,848	$156,390	$120,972	$161,559	$419,152	$442,266
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	(1)	—	—	—	—
Transactions Allocated from Affiliated Investment Company*,**	62,124	(72,191)	(377,221)	57,552	(1,030,841)	(172,477)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	28,554	516,007	126,768	568,138	(1,128,949)	477,901

Net Increase (Decrease) in Net Assets Resulting from Operations	209,526	600,205	(129,481)	787,249	(1,740,638)	747,690

Distributions:
Class R2 Shares	—	—	—	—	(569)	(687)
Institutional Class Shares	(118,156)	(145,647)	(170,927)	(327,074)	(441,483)	(458,693)

Total Distributions	(118,156)	(145,647)	(170,927)	(327,074)	(442,052)	(459,380)

Capital Share Transactions (1):
Shares Issued	1,949,203	1,392,119	767,311	1,086,305	3,023,264	3,101,990
Shares Issued in Lieu of Cash Distributions	110,017	131,384	161,476	306,500	425,730	437,294
Shares Redeemed	(2,466,550)	(1,403,931)	(2,172,505)	(1,733,527)	(5,847,897)	(3,093,072)

Net Increase (Decrease) from Capital Share Transactions	(407,330)	119,572	(1,243,718)	(340,722)	(2,398,903)	446,212

Total Increase (Decrease) in Net Assets	(315,960)	574,130	(1,544,126)	119,453	(4,581,593)	734,522
Net Assets
Beginning of Year	5,968,318	5,394,188	6,423,859	6,304,406	17,191,082	16,456,560

End of Year	$5,652,358	$5,968,318	$4,879,733	$6,423,859	$12,609,489	$17,191,082

(1) Shares Issued and Redeemed:
Shares Issued	81,083	51,928	43,649	54,991	131,688	111,222
Shares Issued in Lieu of Cash Distributions	4,148	4,954	8,071	16,347	16,867	16,392
Shares Redeemed	(97,296)	(52,162)	(123,692)	(88,031)	(250,369)	(112,571)

Net Increase (Decrease) from Shares Issued and Redeemed	(12,065)	4,720	(71,972)	(16,693)	(101,814)	15,043

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $162 and $365, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

109

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Period Nov 14, 2018 u to Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$561,952	$723,412	$3,141	$2,379
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,673,803)	(319,383)	1,473	1,412
Affiliated Investment Companies Shares Sold	(9)	(3)	—	—
Futures	69,434	14,341	(609)	35
Foreign Currency Transactions.	(17,720)	(779)	36	(33)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	760,317	2,502,146	3,387	(221)
Affiliated Investment Companies Shares	17	58	—	—
Futures	(12,657)	13,038	(13)	—
Translation of Foreign Currency-Denominated Amounts	(579)	433	(4)	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(313,048)	2,933,263	7,411	3,573

Distributions:
Institutional Class Shares	(585,760)	(730,829)	(3,875)	(64)
Capital Share Transactions (1):
Shares Issued	6,136,399	6,077,361	116,272	128,579
Shares Issued in Lieu of Cash Distributions	555,504	690,137	3,875	64
Shares Redeemed	(9,635,005)	(5,720,081)	(67,880)	(17,792)

Net Increase (Decrease) from Capital Share Transactions	(2,943,102)	1,047,417	52,267	110,851

Total Increase (Decrease) in Net Assets	(3,841,910)	3,249,851	55,803	114,360
Net Assets
Beginning of Year	28,622,610	25,372,759	114,360	—

End of Year	$24,780,700	$28,622,610	$170,163	$114,360

(1) Shares Issued and Redeemed:
Shares Issued	329,136	303,000	14,050	12,691
Shares Issued in Lieu of Cash Distributions	28,643	34,717	366	6
Shares Redeemed	(529,560)	(286,918)	(7,864)	(1,729)

Net Increase (Decrease) from Shares Issued and Redeemed	(171,781)	50,799	6,552	10,968

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $72 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $(1) and $0, respectively.

See accompanying Notes to Financial Statements.

110

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$22.78	$21.29	$23.52	$19.52	$20.36	$13.19	$12.65	$14.23	$11.58	$11.69

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49	0.70	0.66	0.58	0.57	0.28	0.41	0.38	0.34	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.87)	1.47	(2.25)	4.00	(0.86)	(1.11)	0.53	(1.60)	2.63	(0.15)

Total from Investment Operations	(1.38)	2.17	(1.59)	4.58	(0.29)	(0.83)	0.94	(1.22)	2.97	0.17

Less Distributions:
Net Investment Income	(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Total Distributions	(0.50)	(0.68)	(0.64)	(0.58)	(0.55)	(0.28)	(0.40)	(0.36)	(0.32)	(0.28)

Net Asset Value, End of Year	$20.90	$22.78	$21.29	$23.52	$19.52	$12.08 $	13.19	$12.65	$14.23	$11.58

Total Return	(6.05%)	10.38%	(6.97%)	23.79%	(1.30%)	(6.32%)	7.67%	(8.79%)	26.02%	1.62%

Net Assets, End of Year (thousands)	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$3,527,775	$24,965,561	$30,559,427	$27,174,589	$25,443,968	$16,983,011
Ratio of Expenses to Average Net Assets	0.22%	0.23%	0.23%	0.25%	0.28%	0.30%	0.29%	0.30%	0.30%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%	0.24%	0.23%	0.25%	0.28%	0.30%	0.31%	0.30%	0.32%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.31%	3.22%	2.78%	2.72%	2.95%	2.24%	3.21%	2.67%	2.62%	2.83%
Portfolio Turnover Rate	19%	7%	8%	10%	10%	4%	6%	4%	6%	2%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

111

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 u to Oct 31, 2017		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$11.07	$10.73	$11.53	$10.00		$18.21	$18.46	$21.52	$17.78	$17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.18	0.19	0.14		0.33	0.43	0.46	0.41	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.55)	0.27	(0.75)	1.39		(0.93)	0.58	(2.41)	4.13	0.48

Total from Investment Operations	(0.40)	0.45	(0.56)	1.53		(0.60)	1.01	(1.95)	4.54	0.91

Less Distributions:
Net Investment Income	(0.17)	(0.11)	(0.17)	—		(0.37)	(0.44)	(0.44)	(0.34)	(0.51)
Net Realized Gains	—	—	(0.07)	—		(0.40)	(0.82)	(0.67)	(0.46)	(0.40)

Total Distributions	(0.17)	(0.11)	(0.24)	—		(0.77)	(1.26)	(1.11)	(0.80)	(0.91)

Net Asset Value, End of Period	$10.50	$11.07	$10.73	$11.53		$16.84	$18.21	$18.46	$21.52	$17.78

Total Return	(3.75%)	4.29%	(5.02%)	15.30	%(B)	(3.64%)	6.44%	(9.54%)	26.54%	5.43%

Net Assets, End of Period (thousands)	$43,568	$41,286	$31,380	$15,021		$10,148,132	$12,750,110	$12,656,204	$13,490,290	$10,387,361
Ratio of Expenses to Average Net Assets *(C)	0.47%	0.49%	0.49%	0.42	%(D)(E)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.85%	0.93%	0.90%	1.14	%(D)(E)	0.53%	0.54%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.69%	1.58%	1.74	%(D)(E)	1.96%	2.44%	2.18%	2.14%	2.47%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.27%	0.27%	0.26%	0.27%		0.12%	0.12%	0.12%	0.12%	0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

112

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$24.89	$25.70	$28.56	$23.01	$20.46	$21.11	$20.83	$23.71	$21.27	$19.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.40	0.45	0.43	0.37	0.32	0.75	0.77	0.84	0.74	0.71
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.91)	0.37	(2.59)	5.61	2.51	(0.77)	0.19	(2.76)	2.45	2.24

Total from Investment Operations	(0.51)	0.82	(2.16)	5.98	2.83	(0.02)	0.96	(1.92)	3.19	2.95

Less Distributions:
Net Investment Income	(0.61)	(0.28)	(0.70)	(0.43)	(0.28)	(0.96)	(0.68)	(0.96)	(0.75)	(0.74)
Net Realized Gains	(0.38)	(1.35)	—	—	—	—	—	—	—	—

Total Distributions	(0.99)	(1.63)	(0.70)	(0.43)	(0.28)	(0.96)	(0.68)	(0.96)	(0.75)	(0.74)

Net Asset Value, End of Year	$23.39	$24.89	$25.70	$28.56	$23.01	$20.13	$21.11	$20.83	$23.71	$21.27

Total Return	(2.32%)	4.01%	(7.82%)	26.56%	14.04%	(0.23%)	4.81%	(8.51%)	15.70%	16.18%

Net Assets, End of Year (thousands)	$466,696	$640,068	$622,650	$647,978	$509,413	$378,682	$340,649	$346,335	$332,153	$251,575
Ratio of Expenses to Average Net Assets (F)	0.54%	0.55%	0.53%	0.54%	0.54%	0.54%	0.57%	0.54%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.64%	0.65%	0.63%	0.64%	0.64%	0.64%	0.67%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.91%	1.49%	1.50%	1.57%	3.92%	3.65%	3.57%	3.41%	3.57%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

113

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$27.85	$26.95	$32.67	$27.21	$35.50	$24.84	$24.37	$28.24	$21.48	$20.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.76	0.85	0.87	1.18	0.40	0.55	0.61	0.45	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.00)	1.68	(3.65)	6.67	(6.55)	(1.04)	1.23	(3.68)	6.73	0.72

Total from Investment Operations	(3.57)	2.44	(2.80)	7.54	(5.37)	(0.64)	1.78	(3.07)	7.18	1.15

Less Distributions:
Net Investment Income	(0.68)	(0.47)	(0.79)	(0.93)	(1.29)	(0.38)	(0.51)	(0.59)	(0.42)	(0.41)
Net Realized Gains	(2.25)	(1.07)	(2.13)	(1.15)	(1.63)	—	(0.80)	(0.21)	—	—

Total Distributions	(2.93)	(1.54)	(2.92)	(2.08)	(2.92)	(0.38)	(1.31)	(0.80)	(0.42)	(0.41)

Net Asset Value, End of Year	$21.35	$27.85	$26.95	$32.67	$27.21	$23.82	$24.84	$24.37	$28.24	$21.48

Total Return	(15.27%)	10.14%	(9.34%)	29.28%	(16.20%)	(2.63%)	7.94%	(11.14%)	33.68%	5.70%

Net Assets, End of Year (thousands)	$16,867	$26,540	$36,351	$45,177	$32,323	$537,744	$657,105	$645,651	$592,347	$292,117
Ratio of Expenses to Average Net Assets (F)	0.59%	0.59%	0.58%	0.59%	0.59%	0.54%	0.56%	0.54%	0.56%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.86%	0.82%	0.68%	0.71%	0.71%	0.64%	0.66%	0.64%	0.66%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.89%	2.92%	2.75%	2.93%	3.87%	1.68%	2.30%	2.16%	1.78%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

114

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$5.61	$4.85	$5.07	$5.23	$5.27	$12.71		$10.71		$10.90		$10.84		$10.59

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.20	0.22	0.21	0.20	0.68		0.34	**	0.48		0.43		0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.35)	0.83	(0.22)	0.04	(0.15)	(3.00)		2.16	**	(0.26)		0.15		0.23

Total from Investment Operations	(1.20)	1.03	—	0.25	0.05	(2.32)		2.50		0.22		0.58		0.50

Less Distributions:
Net Investment Income	(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.70)		(0.50)		(0.34)		(0.49)		(0.25)
Net Realized Gains	—	—	—	—	—	(0.12)		(—)		(0.07)		(0.03)		—

Total Distributions	(0.64)	(0.27)	(0.22)	(0.41)	(0.09)	(0.82)		(0.50)		(0.41)		(0.52)		(0.25)

Net Asset Value, End of Year	$3.77	$5.61	$4.85	$5.07	$5.23	$9.57		$12.71		$10.71		$10.90		$10.84

Total Return	(23.98%)	22.54%	(0.24%)	5.46%	1.05%	(19.28%)		24.55%		1.91%		5.82%		4.87%

Net Assets, End of Year (thousands)	$4,646,848	$6,297,963	$5,442,507	$5,497,753	$4,181,623	$7,225,825		$9,269,011		$7,475,924		$6,753,782		$4,888,955
Ratio of Expenses to Average Net Assets *	0.26%	0.27%	0.28%	0.28%	0.28%	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)	0.24	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.28%	0.28%	0.28%	0.28%	0.34	%(C)	0.35	%(C)	0.35	%(C)	0.37	%(C)	0.38	%(C)
Ratio of Net Investment Income to Average Net Assets	3.61%	4.01%	4.27%	4.19%	3.71%	6.44%		2.95	%**	4.42%		4.03%		2.45%
Portfolio Turnover Rate	12%	8%	5%	1%	1%	0%		0%		3%		2%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.12%		0.13%		0.13%		0.15%		0.16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

115

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$18.58	$19.24	$23.51	$19.31	$19.44	$11.62	$11.74	$13.33	$10.78	$10.76

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.45	0.47	0.39	0.44	0.23	0.33	0.32	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.65)	(0.01)	(3.44)	4.72	0.29	(1.20)	0.24	(1.56)	2.57	0.05

Total from Investment Operations	(2.32)	0.44	(2.97)	5.11	0.73	(0.97)	0.57	(1.24)	2.85	0.33

Less Distributions:
Net Investment Income	(0.32)	(0.48)	(0.56)	(0.29)	(0.58)	(0.23)	(0.34)	(0.30)	(0.28)	(0.27)
Net Realized Gains	(0.29)	(0.62)	(0.74)	(0.62)	(0.28)	—	(0.35)	(0.05)	(0.02)	(0.04)

Total Distributions	(0.61)	(1.10)	(1.30)	(0.91)	(0.86)	(0.23)	(0.69)	(0.35)	(0.30)	(0.31)

Net Asset Value, End of Year	$15.65	$18.58	$19.24	$23.51	$19.31	$10.42	$11.62	$11.74	$13.33	$10.78

Total Return	(13.03%)	2.94%	(13.37%)	27.49%	4.09%	(8.41%)	5.49%	(9.52%)	26.83%	3.21%

Net Assets, End of Year (thousands)	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$13,009,729	$2,722,859	$2,578,134	$2,441,217	$2,529,852	$1,856,474
Ratio of Expenses to Average Net Assets	0.65%	0.68%	0.68%	0.68%	0.68%	0.47%	0.50%	0.48%	0.49%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.66%	0.69%	0.68%	0.68%	0.68%	0.48%	0.50%	0.48%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.02%	2.48%	2.10%	1.85%	2.38%	2.20%	2.94%	2.40%	2.36%	2.73%
Portfolio Turnover Rate	14%	18%	23%	21%	19%	18%	17%	12%	5%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

116

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 u to Oct 31, 2017		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$10.74	$9.71	$10.68	$10.00		$10.97		$11.16		$12.71		$10.31		$10.28

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.27	0.26	0.08		0.25		0.35		0.34		0.31		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	1.00	(1.01)	0.66		(1.96)		0.04		(1.48)		2.33		0.03

Total from Investment Operations	0.08	1.27	(0.75)	0.74		(1.71)		0.39		(1.14)		2.64		0.34

Less Distributions:
Net Investment Income	(0.18)	(0.24)	(0.22)	(0.06)		(0.27)		(0.35)		(0.41)		(0.24)		(0.31)
Net Realized Gains	—	—	—	—		—		(0.23)		—		—		—

Total Distributions	(0.18)	(0.24)	(0.22)	(0.06)		(0.27)		(0.58)		(0.41)		(0.24)		(0.31)

Net Asset Value, End of Period	$10.64	$10.74	$9.71	$10.68		$8.99		$10.97		$11.16		$12.71		$10.31

Total Return	0.80%	13.19%	(7.20%)	7.38	%(B)	(15.76%)		3.75%		(9.22%)		25.97%		3.54%

Net Assets, End of Period (thousands)	$1,475,345	$658,448	$266,868	$67,793		$206,915		$302,369		$240,668		$246,551		$188,154
Ratio of Expenses to Average Net Assets *	0.30%	0.33%	0.35%	0.31	%(D)(E)	0.50	%(C)	0.54	%(C)	0.52	%(C)	0.52	%(C)	0.53	%(C)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.31%	0.34%	0.35%	0.65	%(D)(E)	0.71	%(C)	0.76	%(C)	0.74	%(C)	0.75	%(C)	0.76	%(C)
Ratio of Net Investment Income to Average Net Assets	1.97%	2.69%	2.41%	1.76	%(D)(E)	2.56%		3.25%		2.72%		2.69%		3.20%
Portfolio Turnover Rate	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A		0.23%		0.24%		0.24%		0.25%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

117

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$11.17	$10.65	$12.15	$9.93	$9.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.33	0.31	0.27	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.74)	0.56	(1.52)	2.21	0.08

Total from Investment Operations	(0.50)	0.89	(1.21)	2.48	0.34

Less Distributions:
Net Investment Income	(0.23)	(0.32)	(0.29)	(0.26)	(0.24)
Net Realized Gains	—	(0.05)	—	—	—

Total Distributions	(0.23)	(0.37)	(0.29)	(0.26)	(0.24)

Net Asset Value, End of Period	$10.44	$11.17	$10.65	$12.15	$9.93

Total Return	(4.42%)	8.64%	(10.22%)	25.33%	3.58%

Net Assets, End of Period (thousands)	$3,210,237	$3,719,313	$3,129,791	$2,805,367	$1,656,445
Ratio of Expenses to Average Net Assets	0.35%	0.37%	0.39%	0.40%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.36%	0.38%	0.37%	0.40%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.26%	3.02%	2.56%	2.48%	2.67%
Portfolio Turnover Rate	13%	8%	4%	4%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

118

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016

Net Asset Value, Beginning of Year	$16.42	$15.40	$16.06	$13.14	$12.94	$16.54	$15.71	$16.52	$13.67	$13.50

Income from Investment Operations (A)
Net Investment Income (Loss)	0.29	0.35	0.31	0.29	0.27	0.28	0.35	0.31	0.29	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.10)	1.13	(0.64)	2.98	0.20	(0.18)	1.12	(0.66)	2.98	0.30

Total from Investment Operations	0.19	1.48	(0.33)	3.27	0.47	0.10	1.47	(0.35)	3.27	0.56

Less Distributions:

Net Investment Income	(0.29)	(0.35)	(0.30)	(0.30)	(0.26)	(0.43)	(0.44)	(0.27)	(0.30)	(0.35)
Net Realized Gains	(0.03)	(0.11)	(0.03)	(0.05)	(0.01)	—	(0.20)	(0.19)	(0.12)	(0.04)

Total Distributions	(0.32)	(0.46)	(0.33)	(0.35)	(0.27)	(0.43)	(0.64)	(0.46)	(0.42)	(0.39)

Net Asset Value, End of Year	$16.29	$16.42	$15.40	$16.06	$13.14	$16.21	$16.54	$15.71	$16.52	$13.67

Total Return	1.25%	9.94%	(2.16%)	25.14%	3.73%	0.47%	10.10%	(2.28%)	24.54%	4.32%

Net Assets, End of Year (thousands)	$769,602	$879,553	$741,512	$546,891	$370,229	$288,509	$375,832	$403,195	$402,204	$289,904
Ratio of Expenses to Average Net Assets *(C)	0.32%	0.33%	0.35%	0.35%	0.35%	0.36%	0.37%	0.34%	0.35%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.56%	0.60%	0.59%	0.60%	0.64%	0.61%	0.63%	0.60%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.81%	2.23%	1.89%	1.95%	2.14%	1.78%	2.25%	1.87%	1.90%	2.03%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.25%	0.27%	0.27%	0.28%	0.31%	0.28%	0.30%	0.29%	0.29%	0.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

119

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016

Net Asset Value, Beginning of Year	$27.56	$25.46	$29.55	$24.12	$22.17	$20.07	$18.72	$23.49	$20.39	$18.51

Income from Investment Operations (A)
Net Investment Income (Loss)	0.55	0.73	0.61	0.49	0.45	0.41	0.48	0.53	0.49	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	0.07	2.05	(4.14)	5.43	1.95	(0.24)	1.87	(4.22)	3.58	2.04

Total from Investment Operations	0.62	2.78	(3.53)	5.92	2.40	0.17	2.35	(3.69)	4.07	2.49

Less Distributions:
Net Investment Income	(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.44)	(0.46)	(0.53)	(0.51)	(0.47)
Net Realized Gains	—	—	—	—	—	(0.13)	(0.54)	(0.55)	(0.46)	(0.14)

Total Distributions	(0.54)	(0.68)	(0.56)	(0.49)	(0.45)	(0.57)	(1.00)	(1.08)	(0.97)	(0.61)

Net Asset Value, End of Year	$27.64	$27.56	$25.46	$29.55	$24.12	$19.67	$20.07	$18.72	$23.49	$20.39

Total Return	2.36%	11.06%	(12.14%)	24.83%	11.01%	0.81%	12.96%	(16.45%)	21.00%	13.96%

Net Assets, End of Year (thousands)	$5,652,358	$5,968,318	$5,394,188	$6,632,914	$4,915,400	$4,879,733	$6,423,859	$6,304,406	$7,249,717	$5,459,509
Ratio of Expenses to Average Net Assets (F)	0.44%	0.48%	0.47%	0.50%	0.56%	0.69%	0.72%	0.70%	0.73%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.54%	0.58%	0.57%	0.60%	0.66%	0.89%	0.92%	0.90%	0.93%	0.92%
Ratio of Net Investment Income to Average Net Assets	2.07%	2.70%	2.08%	1.88%	2.04%	2.20%	2.44%	2.31%	2.32%	2.43%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

120

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$27.16	$26.64	$30.13	$24.71	$22.18

Income from Investment Operations (A)
Net Investment Income (Loss)	0.59	0.63	0.63	0.31	0.46
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.27)	0.56	(3.48)	5.60	2.75

Total from Investment Operations	(2.68)	1.19	(2.85)	5.91	3.21

Less Distributions:
Net Investment Income	(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Total Distributions	(0.70)	(0.67)	(0.64)	(0.49)	(0.68)

Net Asset Value, End of Year	$23.78	$27.16	$26.64	$30.13	$24.71

Total Return	(9.98%)	4.57%	(9.66%)	24.11%	14.98%

Net Assets, End of Year (thousands)	$12,587	$29,146	$25,150	$31,198	$97,923
Ratio of Expenses to Average Net Assets (F)	0.77%	0.81%	0.80%	0.81%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.87%	0.91%	0.90%	0.91%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.29%	2.07%	1.19%	2.08%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

121

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$27.34	$26.81	$30.32	$24.84	$22.22

Income (loss) from Investment Operations (A)
Net Investment Income (Loss)	0.71	0.70	0.73	0.61	0.51
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.35)	0.57	(3.53)	5.40	2.77

Total from Investment Operations	(2.64)	1.27	(2.80)	6.01	3.28

Less Distributions:
Net Investment Income	(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Total Distributions	(0.77)	(0.74)	(0.71)	(0.53)	(0.66)

Net Asset Value, End of Year	$23.93	$27.34	$26.81	$30.32	$24.84

Total Return	(9.75%)	4.83%	(9.45%)	24.41%	15.23%

Net Assets, End of Year (thousands)	$12,596,902	$17,161,936	$16,431,410	$19,383,230	$16,304,321
Ratio of Expenses to Average Net Assets (F)	0.52%	0.56%	0.54%	0.57%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.62%	0.66%	0.64%	0.67%	0.66%
Ratio of Net Investment Income to Average Net Assets	2.87%	2.54%	2.37%	2.23%	2.31%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

122

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio					Emerging Markets Targeted Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Period Nov 14, 2018 u to Oct 31, 2019
Net Asset Value, Beginning of Year	$20.59	$18.95	$22.38	$18.40	$16.81	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43	0.53	0.50	0.42	0.37	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.22)	1.64	(3.47)	3.95	1.59	(0.59)	0.20

Total from Investment Operations	0.21	2.17	(2.97)	4.37	1.96	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.23)	(0.01)
Net Realized Gains	—	—	—	—	—	(0.11)	—

Total Distributions	(0.46)	(0.53)	(0.46)	(0.39)	(0.37)	(0.34)	(0.01)

Net Asset Value, End of Year.	$20.34	$20.59	$18.95	$22.38	$18.40	$9.71	$10.43

Total Return	1.13%	11.61%	(13.48%)	24.02%	11.87%	(3.89%)	4.38	%(B)

Net Assets, End of Year (thousands)	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$18,712,966	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.49%	0.52%	0.52%	0.55%	0.61%	0.84%	0.85	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.50%	0.53%	0.52%	0.56%	0.61%	0.87%	0.95	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.19%	2.62%	2.25%	2.08%	2.20%	2.26%	2.30	%(D)(E)
Portfolio Turnover Rate	15%	4%	4%	4%	3%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

123

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, of which twenty-two (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2020, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 10/31/20
Japanese Small Company Portfolio	The Japanese Small Company Series	—
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	25%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	—
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/20
International Small Company Portfolio	The Continental Small Company Series	88%
	The Japanese Small Company Series	84%
	The United Kingdom Small Company Series	99%
	The Asia Pacific Small Company Series	75%
	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

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Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/20
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	9%
	DFA International Real Estate Securities Portfolio	56%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	—
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

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Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio and Emerging Markets Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

126

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

127

following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio and Emerging Markets Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.19	%*
International Core Equity Portfolio	0.25	%*
Global Small Company Portfolio	0.44	%*
International Small Company Portfolio	0.39	%*
Japanese Small Company Portfolio	0.48	%*
Asia Pacific Small Company Portfolio	0.48	%*
United Kingdom Small Company Portfolio	0.48	%*
Continental Small Company Portfolio	0.48	%*
DFA International Real Estate Securities Portfolio	0.24	%*
DFA Global Real Estate Securities Portfolio	0.20%

128

DFA International Small Cap Value Portfolio	0.62	%*
International Vector Equity Portfolio	0.43	%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.45	%*
World ex U.S. Core Equity Portfolio	0.30	%*
World Core Equity Portfolio	0.28	%*
Selectively Hedged Global Equity Portfolio	0.29	%*
Emerging Markets Portfolio	0.39	%*
Emerging Markets Small Cap Portfolio	0.62	%*
Emerging Markets Value Portfolio	0.47	%*
Emerging Markets Core Equity Portfolio	0.44	%*
Emerging Markets Targeted Value Portfolio	0.66	%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Large Cap International Portfolio	0.20%	0.18%
International Core Equity Portfolio	0.27%	0.24%
Global Small Company Portfolio	0.45%	0.43%
International Small Company Portfolio	0.40%	0.38%
Japanese Small Company Portfolio	0.50%	0.47%
Asia Pacific Small Company Portfolio	0.50%	0.47%
United Kingdom Small Company Portfolio	0.50%	0.47%
Continental Small Company Portfolio	0.50%	0.47%
DFA International Real Estate Securities Portfolio	0.25%	0.24%
DFA International Small Cap Value Portfolio	0.65%	0.60%
International Vector Equity Portfolio	0.45%	0.42%
World ex U.S. Value Portfolio	0.47%	0.43%
World ex U.S. Core Equity Portfolio	0.32%	0.29%
World Core Equity Portfolio	0.30%	0.27%
Selectively Hedged Global Equity Portfolio	0.30%	0.28%
Emerging Markets Portfolio	0.42%	0.37%
Emerging Markets Small Cap Portfolio	0.65%	0.60%
Emerging Markets Value Portfolio	0.50%	0.45%
Emerging Markets Core Equity Portfolio	0.47%	0.42%
Emerging Markets Targeted Value Portfolio	0.70%	0.65%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the

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expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	$3,676	$183	$183
Global Small Company Portfolio (2)	0.47%	—	—	155	413
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.47%	0.47%	—	513	—
Asia Pacific Small Company Portfolio (4)	0.47%	0.47%	—	329	—
United Kingdom Small Company Portfolio (4)	0.47%	0.47%	2	55	79
Continental Small Company Portfolio (4)	0.47%	0.47%	—	580	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	104	8,120	25,028
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	25	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.43%	—	504	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.32%	0.27%	28	2,008	497
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.28%	—	818	—
Emerging Markets Portfolio (10)	0.49%	0.37%	—	5,732	—
Emerging Markets Small Cap Portfolio (11)	—	0.60%	—	10,976	—
Emerging Markets Value Portfolio (12)	—	0.45%	—	14,579	—

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	$32	$62	$135

Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.45%	—	22	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.43% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying _ Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.27% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated

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cash management fund) (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.
(9)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.28% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.37% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.45% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$277
International Core Equity Portfolio	1,078
DFA International Real Estate Securities Portfolio	500
DFA Global Real Estate Securities Portfolio	7
DFA International Small Cap Value Portfolio	925
International Vector Equity Portfolio	197
International High Relative Profitability Portfolio	95
World ex U.S. Core Equity Portfolio	144
Selectively Hedged Global Equity Portfolio	1

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Fees Paid Indirectly
Emerging Markets Core Equity Portfolio	$1,167
Emerging Markets Targeted Value Portfolio	15

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$128
International Core Equity Portfolio	490
Global Small Company Portfolio	—
International Small Company Portfolio	361
Japanese Small Company Portfolio	16
Asia Pacific Small Company Portfolio	10
United Kingdom Small Company Portfolio	2
Continental Small Company Portfolio	10
DFA International Real Estate Securities Portfolio	106
DFA Global Real Estate Securities Portfolio	113
DFA International Small Cap Value Portfolio	487
International Vector Equity Portfolio	49
International High Relative Profitability Portfolio	5
World ex U.S. Value Portfolio	4
World ex U.S. Core Equity Portfolio	34
World Core Equity Portfolio	7
Selectively Hedged Global Equity Portfolio	5
Emerging Markets Portfolio	172
Emerging Markets Small Cap Portfolio	153
Emerging Markets Value Portfolio	638
Emerging Markets Core Equity Portfolio	502
Emerging Markets Targeted Value Portfolio	1

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$932,813	$1,045,067
International Core Equity Portfolio	$1,110,068	$3,490,110
DFA International Real Estate Securities Portfolio	$699,493	$635,176
DFA Global Real Estate Securities Portfolio	$230,225	$19,979

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	Purchases	Sales
DFA International Small Cap Value Portfolio	$1,526,349	$2,896,135
International Vector Equity Portfolio	$852,734	$491,970
International High Relative Profitability Portfolio	$911,403	$145,135
World ex U.S. Core Equity Portfolio	$423,799	$663,937
Emerging Markets Core Equity Portfolio	$3,751,823	$6,540,110
Emerging Markets Targeted Value Portfolio	$96,597	$46,013

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions

Large Cap International Portfolio
The DFA Short Term Investment Fund	$181,249	$1,584,607	$1,591,446	$(71)	$27	$174,366	15,069	$1,620	—

Total	$181,249	$1,584,607	$1,591,446	$(71)	$27	$174,366	15,069	$1,620	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,353,511	$5,227,358	$5,485,808	$(170)	$97	$1,094,988	94,632	$10,799	—

Total	$1,353,511	$5,227,358	$5,485,808	$(170)	$97	$1,094,988	94,632	$10,799	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$22,484	$7,439	$4,122	$(712)	$(193)	$24,896	803	$244	$535

Total	$22,484	$7,439	$4,122	$(712)	$(193)	$24,896	803	$244	$535

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,393	$2,567,353	$2,374,380	$(33)	$14	$379,347	32,784	$1,487	—

Total	$186,393	$2,567,353	$2,374,380	$(33)	$14	$379,347	32,784	$1,487	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,297,599	$729,753	$288,110	$(56,133)	$(1,095,312)	$2,587,797	686,418	$375,229	—
DFA Real Estate Securities Portfolio	1,315,269	—	335,800	78,695	(337,188)	720,976	21,075	24,084	$1,750
The DFA Short Term Investment Fund	111,152	1,000,753	1,039,724	(28)	3	72,156	6,236	1,036	—

Total	$4,724,020	$1,730,506	$1,663,634	$22,534	$(1,432,497)	$3,380,929	713,729	$400,349	$1,750

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$793,359	$1,464,715	$1,838,302	$(2)	$(8)	$419,762	36,277	$5,102	—

Total	$793,359	$1,464,715	$1,838,302	$(2)	$(8)	$419,762	36,277	$5,102	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$132,707	$524,907	$533,845	$(7)	$15	$123,777	10,697	$1,082	—

Total	$132,707	$524,907	$533,845	$(7)	$15	$123,777	10,697	$1,082	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$25,970	$389,603	$367,480	$(1)	$5	$48,097	4,157	—	—

Total	$25,970	$389,603	$367,480	$(1)	$5	$48,097	4,157	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$29,086	$1,863	$7,050	$(1,457)	$(3,541)	$18,901	1,208	$465	$440

Total	$29,086	$1,863	$7,050	$(1,457)	$(3,541)	$18,901	1,208	$465	$440

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$109,135	$551,261	$541,294	$(23)	$17	$119,096	10,293	$964	—

Total	$109,135	$551,261	$541,294	$(23)	$17	$119,096	10,293	$964	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$480,857	$61,045	$115,322	$(2,039)	$11,601	$436,142	17,280	$7,219	$8,146
International Core Equity Portfolio	298,575	27,394	69,724	(13,781)	(11,782)	230,682	19,096	5,952	—
Emerging Markets Core Equity Portfolio	100,081	25,017	22,181	(3,993)	3,260	102,184	5,024	2,275	—

Total	$879,513	$113,456	$207,227	$(19,813)	$3,079	$769,008	41,400	$15,446	$8,146

Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$186,668	$17,659	$54,652	$3,445	$(5,334)	$147,786	6,485	$2,463	$4,097
International Core Equity Portfolio	119,342	8,230	36,871	(2,519)	(8,418)	79,764	6,603	2,210	—
Emerging Markets Core Equity Portfolio	64,065	9,312	14,243	(1,615)	215	57,734	2,838	1,334	—

Total	$370,075	$35,201	$105,766	$(689)	$(13,537)	$285,284	15,926	$6,007	$4,097

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$673,477	$2,162,419	$2,388,552	$(9)	$17	$447,352	38,662	$4,888	—

Total	$673,477	$2,162,419	$2,388,552	$(9)	$17	$447,352	38,662	$4,888	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$659	$15,914	$14,536	—	—	$2,037	176	—	—

Total	$659	$15,914	$14,536	—	—	$2,037	176	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible

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90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2019	$155,698	—	—	$155,698
2020	119,035	—	—	119,035
International Core Equity Portfolio
2019	907,539	—	—	907,539
2020	616,813	—	—	616,813
Global Small Company Portfolio
2019	308	—	—	308
2020	627	—	—	627
International Small Company Portfolio
2019	339,853	$517,619	—	857,472
2020	251,539	278,423	—	529,962
Japanese Small Company Portfolio
2019	6,623	32,764	—	39,387
2020	14,224	9,019	—	23,243
Asia Pacific Small Company Portfolio
2019	11,260	—	—	11,260
2020	14,178	—	—	14,178
United Kingdom Small Company Portfolio
2019	540	1,437	—	1,977
2020	969	1,478	—	2,447
Continental Small Company Portfolio
2019	14,187	19,027	—	33,214
2020	8,902	—	—	8,902
DFA International Real Estate Securities Portfolio
2019	302,662	—	—	302,662
2020	717,271	—	—	717,271
DFA Global Real Estate Securities Portfolio
2019	311,682	40,223	—	351,905
2020	509,001	90,019	—	599,020
DFA International Small Cap Value Portfolio
2019	346,113	429,956	—	776,069
2020	224,481	206,468	—	430,949
International Vector Equity Portfolio
2019	75,474	72,426	—	147,900
2020	57,641	—	—	57,641
International High Relative Profitability Portfolio
2019	11,023	—	—	11,023
2020	18,018	—	—	18,018

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Value Portfolio
2019	$8,654	$5,062	—	$13,716
2020	6,579	—	—	6,579
World ex U.S. Core Equity Portfolio
2019	100,766	15,900	—	116,666
2020	75,535	—	—	75,535
World Core Equity Portfolio
2019	18,739	4,773	—	23,512
2020	14,888	1,549	—	16,437
Selectively Hedged Global Equity Portfolio
2019	12,345	4,519	—	16,864
2020	9,635	—	—	9,635
Emerging Markets Portfolio
2019	145,647	—	—	145,647
2020	118,156	—	—	118,156
Emerging Markets Small Cap Portfolio
2019	153,182	173,892	—	327,074
2020	129,179	41,749	—	170,928
Emerging Markets Value Portfolio
2019	459,380	—	—	459,380
2020	442,052	—	—	442,052
Emerging Markets Core Equity Portfolio
2019	730,829	—	—	730,829
2020	585,760	—	—	585,760
Emerging Markets Targeted Value Portfolio
2019	64	—	—	64
2020	3,854	21	—	3,875

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(8,871)	—	$(8,871)
International Core Equity Portfolio	(53,934)	—	(53,934)
Global Small Company Portfolio	(71)	—	(71)
International Small Company Portfolio	(23,983)	—	(23,983)
Japanese Small Company Portfolio	—	—	—
Asia Pacific Small Company Portfolio	—	—	—
United Kingdom Small Company Portfolio	(19)	—	(19)
Continental Small Company Portfolio	(799)	—	(799)
DFA International Real Estate Securities Portfolio	—	—	—

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Global Real Estate Securities Portfolio	$(3,747)	—	$(3,747)
DFA International Small Cap Value Portfolio	(26,367)	—	(26,367)
International Vector Equity Portfolio	(6,596)	—	(6,596)
International High Relative Profitability Portfolio	(1,186)	—	(1,186)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(7,309)	—	(7,309)
World Core Equity Portfolio	(61)	—	(61)
Selectively Hedged Global Equity Portfolio	(473)	$(465)	(938)
Emerging Markets Portfolio	(11,704)	—	(11,704)
Emerging Markets Small Cap Portfolio	(14,465)	—	(14,465)
Emerging Markets Value Portfolio	(43,191)	—	(43,191)
Emerging Markets Core Equity Portfolio	(55,165)	—	(55,165)
Emerging Markets Targeted Value Portfolio	(502)	—	(502)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$13,767	—	$(485,857)	$654,159	$182,069
International Core Equity Portfolio	109,223	—	(1,538,697)	783,156	(646,318)
Global Small Company Portfolio	540	—	(258)	(441)	(159)
International Small Company Portfolio	136,707	—	(313,125)	65,923	(110,495)
Japanese Small Company Portfolio	9,860	—	(4,708)	40,289	45,441
Asia Pacific Small Company Portfolio	11,401	—	(17,821)	(27,049)	(33,469)
United Kingdom Small Company Portfolio	197	—	(55)	(2,560)	(2,418)
Continental Small Company Portfolio	3,703	—	(27,023)	17,304	(6,016)
DFA International Real Estate Securities Portfolio	—	—	(431,697)	(1,161,693)	(1,593,390)
DFA Global Real Estate Securities Portfolio	86,211	$23,742	—	(435,949)	(325,996)
DFA International Small Cap Value Portfolio	164,422	—	(427,253)	(1,226,585)	(1,489,416)
International Vector Equity Portfolio	18,174	—	(117,363)	98,905	(284)
International High Relative Profitability Portfolio	1,731	—	(26,305)	92,038	67,464
World ex U.S. Value Portfolio	1,190	—	(17,769)	(29,442)	(46,021)
World ex U.S. Core Equity Portfolio	11,477	—	(129,730)	1,126	(117,127)
World Core Equity Portfolio	—	—	(1,459)	101,380	99,921
Selectively Hedged Global Equity Portfolio	2,378	3,266	—	59,081	64,725
Emerging Markets Portfolio	13,176	—	(149,587)	1,755,403	1,618,992
Emerging Markets Small Cap Portfolio	76,220	—	(395,156)	125,442	(193,494)

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	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Value Portfolio	$98,175	—	$(2,347,944)	$(559,050)	$(2,808,819)
Emerging Markets Core Equity Portfolio	63,708	—	(2,739,997)	3,839,613	1,163,324
Emerging Markets Targeted Value Portfolio	4,286	—	—	1,899	6,185

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$485,857	$485,857
International Core Equity Portfolio	1,538,697	1,538,697
Global Small Company Portfolio	258	258
International Small Company Portfolio	313,125	313,125
Japanese Small Company Portfolio	4,708	4,708
Asia Pacific Small Company Portfolio	17,821	17,821
United Kingdom Small Company Portfolio	55	55
Continental Small Company Portfolio	27,023	27,023
DFA International Real Estate Securities Portfolio	431,697	431,697
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	427,253	427,253
International Vector Equity Portfolio	117,363	117,363
International High Relative Profitability Portfolio	26,305	26,305
World ex U.S. Value Portfolio	17,769	17,769
World ex U.S. Core Equity Portfolio	129,730	129,730
World Core Equity Portfolio	1,459	1,459
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	149,587	149,587
Emerging Markets Small Cap Portfolio	395,156	395,156
Emerging Markets Value Portfolio	2,347,944	2,347,944
Emerging Markets Core Equity Portfolio	2,739,997	2,739,997
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Global Small Company Portfolio	$245
Emerging Markets Portfolio	59,952

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As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,172,789	$1,236,476	$(582,218)	$654,258
International Core Equity Portfolio	25,062,273	5,943,496	(5,161,581)	781,915
Global Small Company Portfolio	44,163	—	(450)	(450)
International Small Company Portfolio	10,014,881	65,923	—	65,923
Japanese Small Company Portfolio	426,756	40,279	—	40,279
Asia Pacific Small Company Portfolio	406,429	—	(27,049)	(27,049)
United Kingdom Small Company Portfolio	19,458	—	(2,565)	(2,565)
Continental Small Company Portfolio	521,797	17,304	—	17,304
DFA International Real Estate Securities Portfolio	6,117,825	791,309	(1,952,870)	(1,161,561)
DFA Global Real Estate Securities Portfolio	7,722,562	1,228,710	(1,664,659)	(435,949)
DFA International Small Cap Value Portfolio	11,348,667	1,605,837	(2,832,568)	(1,226,731)
International Vector Equity Portfolio	2,729,895	585,477	(486,688)	98,789
International High Relative Profitability Portfolio	1,415,048	170,650	(78,670)	91,980
World ex U.S. Value Portfolio	236,342	—	(29,421)	(29,421)
World ex U.S. Core Equity Portfolio	3,301,842	666,751	(670,173)	(3,422)
World Core Equity Portfolio	668,300	101,380	—	101,380
Selectively Hedged Global Equity Portfolio	226,272	59,062	—	59,062
Emerging Markets Portfolio	3,890,070	1,767,776	—	1,767,776
Emerging Markets Small Cap Portfolio	4,775,629	125,592	—	125,592
Emerging Markets Value Portfolio	13,221,426	—	(559,273)	(559,273)
Emerging Markets Core Equity Portfolio	21,200,633	8,214,465	(4,357,188)	3,857,277
Emerging Markets Targeted Value Portfolio	168,225	23,036	(21,152)	1,884

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2020		Year Ended October 31, 2019
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio

Class R2 Shares
Shares Issued	$3,669	151	$7,880	286
Shares Issued in Lieu of Cash Distributions	570	22	687	26
Shares Redeemed	(16,724)	(717)	(5,088)	(183)

Net Increase (Decrease) — Class R2 Shares	$(12,485)	(544)	$3,479	129

Institutional Class Shares
Shares Issued	$3,019,595	131,537	$3,094,110	110,936
Shares Issued in Lieu of Cash Distributions	425,160	16,845	436,607	16,366
Shares Redeemed	(5,831,173)	(249,652)	(3,087,983)	(112,388)

Net Increase (Decrease) — Institutional Class Shares	$(2,386,418)	(101,270)	$442,734	14,914

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as The United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued

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daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$51,172
International Core Equity Portfolio	—	251,263
International Small Company Portfolio	—	81,937
DFA International Real Estate Securities Portfolio	—	52,089
DFA International Small Cap Value Portfolio	—	114,253
International Vector Equity Portfolio	—	5,577
International High Relative Profitability Portfolio	—	7,296
World ex U.S. Core Equity Portfolio	—	18,959
Selectively Hedged Global Equity Portfolio	93,147	4,008
Emerging Markets Core Equity Portfolio	—	199,231
Emerging Markets Targeted Value Portfolio	—	2,102

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of contracts

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The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$400	$400

	Liability Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(747)	—	$(747)
International Core Equity Portfolio	(1,861)	—	(1,861)
International Small Company Portfolio	(1,275)	—	(1,275)
DFA International Real Estate Securities Portfolio	(1,677)	—	(1,677)
DFA International Small Cap Value Portfolio	(5,193)	—	(5,193)
International High Relative Profitability Portfolio	(145)	—	(145)
World ex U.S. Core Equity Portfolio	(598)	—	(598)
Selectively Hedged Global Equity Portfolio	(267)	$(173)	(94)
Emerging Markets Core Equity Portfolio	(7,895)	—	(7,895)
Emerging Markets Targeted Value Portfolio	(13)	—	(13)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$16,935	—	$16,935
International Core Equity Portfolio	86,315	—	86,315
Global Small Company Portfolio	18	—	18	*
International Small Company Portfolio	13,320	—	13,320
DFA International Real Estate Securities Portfolio	21,374	—	21,374
DFA Global Real Estate Securities Portfolio	(362)	—	(362	)*
DFA International Small Cap Value Portfolio	35,047	—	35,047
International Vector Equity Portfolio	(8,170)	—	(8,170	)*
International High Relative Profitability Portfolio	3,996	—	3,996
World ex U.S. Value Portfolio	100	—	100	*
World ex U.S. Core Equity Portfolio	13,484	—	13,484
World Core Equity Portfolio	(122)	—	(122)

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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Selectively Hedged Global Equity Portfolio	$(1,501)	$(1,961)	$460
Emerging Markets Core Equity Portfolio	69,434	—	69,434
Emerging Markets Targeted Value Portfolio	(609)	—	(609)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(1,346)	—	$(1,346)
International Core Equity Portfolio	(6,655)	—	(6,655)
International Small Company Portfolio	(2,575)	—	(2,575)
DFA International Real Estate Securities Portfolio	(2,070)	—	(2,070)
DFA International Small Cap Value Portfolio	(7,947)	—	(7,947)
International High Relative Profitability Portfolio	(145)	—	(145)
World ex U.S. Core Equity Portfolio	(598)	—	(598)
Selectively Hedged Global Equity Portfolio	564	$710	(146)
Emerging Markets Core Equity Portfolio	(12,657)	—	(12,657)
Emerging Markets Targeted Value Portfolio	(13)	—	(13)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2020 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)		Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received		Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
Selectively Hedged Global Equity Portfolio
JP Morgan	$102	$102	—	—	$102	—	—	—	—	—
Bank of America Corp.	51	51	$(51)	—	—	$85	$85	$(51)	—	$34
Citibank, N.A.	59	59	(50)	—	9	50	50	(50)	—	—
Goldman Sachs International	21	21	—	—	21	—	—	—	—	—
Bank of New York Mellon Corp.	—	—	—	—	—	10	10	—	—	10
Barclays Capital	165	165	—	—	165	—	—	—	—	—
UBS AG	—	—	—	—	—	20	20	—	—	20
Societe Generale	—	—	—	—	—	7	7	—	—	7
State Street Bank and Trust	1	1	(1)	—	—	1	1	(1)	—	—

Total	$399	$399	$(102)	—	$297	$173	$173	$(102)	—	$71

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2021.

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For the year ended October 31, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Large Cap International Portfolio	0.97%	$9,946	12	$3	$25,463	$4,045
International Core Equity Portfolio	1.34%	19,892	6	5	79,001	—
Global Small Company Portfolio	1.34%	122	83	—	972	—
International Small Company Portfolio	0.85%	11,561	7	2	24,436	—
DFA International Real Estate Securities Portfolio	1.08%	3,124	6	1	6,670	—
DFA Global Real Estate Securities Portfolio	0.96%	4,312	47	7	30,384	—
DFA International Small Cap Value Portfolio	1.19%	7,969	21	6	44,630	—
International Vector Equity Portfolio	1.20%	6,265	69	10	43,388	—
World ex U.S. Value Portfolio	1.27%	680	93	2	14,256	—
World ex U.S. Core Equity Portfolio	1.29%	6,802	36	8	44,717	—
World Core Equity Portfolio	1.30%	1,256	74	4	17,666	—
Selectively Hedged Global Equity Portfolio	0.87%	1,410	2	—	2,211	—
Emerging Markets Core Equity Portfolio	1.54%	21,264	12	21	53,464	—
Emerging Markets Targeted Value Portfolio	1.75%	1,846	21	2	8,922	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

147

For the year ended October 31, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2020
Emerging Markets Core Equity Portfolio	Borrower	0.47%	$81,907	11	$11	$108,542	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$70,870	$67,043	$(37,989)
International Core Equity Portfolio	27,829	115,477	(52,835)
DFA Global Real Estate Securities Portfolio	11,373	391	(434)
DFA International Small Cap Value Portfolio	171,870	103,486	(2,411)
International Vector Equity Portfolio	24,945	28,410	(8,167)
International High Relative Profitability Portfolio	64,993	20,552	(5,280)
World ex U.S. Core Equity Portfolio	8,745	35,441	(8,764)
Emerging Markets Core Equity Portfolio	532	6,753	(728)
Emerging Markets Targeted Value Portfolio	238	109	(10)

K. Securities Lending:

As of October 31, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$30,293
International Core Equity Portfolio	271,148

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Non-Cash Collateral Market Value
DFA International Real Estate Securities Portfolio	$129,526
DFA International Small Cap Value Portfolio	103,655
International Vector Equity Portfolio	28,092
International High Relative Profitability Portfolio	10,630
World ex U.S. Core Equity Portfolio	42,544
Emerging Markets Core Equity Portfolio	613,389
Emerging Markets Targeted Value Portfolio	1,200

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Large Cap International Portfolio
Common Stocks	$174,377	—	—	—	$174,377

149

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions International Core Equity Portfolio
Common Stocks, Rights/Warrants	$1,094,979	—	—	—	$1,094,979
DFA International Real Estate Securities Portfolio
Common Stocks	379,377	—	—	—	379,377
DFA Global Real Estate Securities Portfolio
Common Stocks	72,198	—	—	—	72,198
DFA International Small Cap Value Portfolio
Common Stocks	419,715	—	—	—	419,715
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	123,757	—	—	—	123,757
International High Relative Profitability Portfolio
Common Stocks	48,092	—	—	—	48,092
World ex U.S. Core Equity Portfolio
Common Stocks	119,101	—	—	—	119,101
Emerging Markets Core Equity Portfolio
Common Stocks	447,327	—	—	—	447,327
Emerging Markets Targeted Value Portfolio
Common Stocks	2,037	—	—	—	2,037

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

150

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

O. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

P. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	73%
International Core Equity Portfolio-Institutional Class	4	71%
Global Small Company Portfolio-Institutional Class	5	97%
International Small Company Portfolio-Institutional Class	3	65%
Japanese Small Company Portfolio-Institutional Class	3	91%
Asia Pacific Small Company Portfolio-Institutional Class	2	95%
United Kingdom Small Company Portfolio-Institutional Class	3	92%
Continental Small Company Portfolio-Institutional Class	2	95%
DFA International Real Estate Securities Portfolio-Institutional Class	4	90%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	67%
DFA International Small Cap Value Portfolio-Institutional Class	4	72%
International Vector Equity Portfolio-Institutional Class	3	81%
International High Relative Profitability Portfolio-Institutional Class	3	87%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	74%
World Core Equity Portfolio-Institutional Class	5	82%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	94%
Emerging Markets Portfolio-Institutional Class	3	59%

151

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets Small Cap Portfolio-Institutional Class	5	63%
Emerging Markets Value Portfolio-Class R2	1	93%
Emerging Markets Value Portfolio-Institutional Class	2	36%
Emerging Markets Core Equity Portfolio-Institutional Class	3	61%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). Beginning January 11, 2021, the Order will prohibit U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Funds.

As described in a November 2, 2020 Supplement to the Funds’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Funds’ Prospectuses for additional information regarding fees and expenses of the Portfolios.

152

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-two portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of portfolio holdings, of each of the portfolios indicated in the table below (twenty-two of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

Large Cap International Portfolio (1)

International Core Equity Portfolio (1)

Global Small Company Portfolio (2)

International Small Company Portfolio (2)

Japanese Small Company Portfolio (2)

Asia Pacific Small Company Portfolio (2)

United Kingdom Small Company Portfolio

Continental Small Company Portfolio (2)

DFA International Real Estate Securities Portfolio (1)

DFA Global Real Estate Securities Portfolio (1)

DFA International Small Cap Value Portfolio (1)

International Vector Equity Portfolio (1)

International High Relative Profitability Portfolio (1)

World ex U.S. Value Portfolio (2)

World ex U.S. Core Equity Portfolio (1)

World Core Equity Portfolio (2)

Selectively Hedged Global Equity Portfolio (2)

Emerging Markets Portfolio (2)

Emerging Markets Small Cap Portfolio (2)

Emerging Markets Value Portfolio (2)

Emerging Markets Core Equity Portfolio (1)

	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For each of the periods indicated therein

Emerging Markets Targeted Value Portfolio (1)	For the year ended October 31, 2020	For the year ended October 31, 2020 and the period November 14, 2018 (commencement of operations) to October 31, 2019

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The amounts and sources of distributions reported in this 19(a) Notice are only estimates, are likely to change over time, and are not being provided for tax reporting purposes. A final determination of the tax character of distributions paid by the Fund will not be known until the completion of the fiscal year. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The final determination of the tax character of the distributions paid in 2020 will be reported to shareholders in early 2021 on Form 1099-DIV.

Portfolio Name	Total Distribution per Share	Net Investment Income	Proceeds from the sales of securities	Return of Capital
International Small Company Portfolio Institutional Class
Payable Date: June 30, 2020	$0.03918	$0.00000	$0.00000	$0.03918
Continental Small Company Portfolio Institutional Class
Payable Date: June 30, 2020	$0.13135	$0.11321	$0.00000	$0.01814
DFA International Small Cap Value Portfolio Institutional Class
Payable Date: June 30, 2020	$0.03699	$0.00758	$0.00000	$0.02941
International Vector Equity Portfolio Institutional Class
Payable Date: June 30, 2020	$0.09401	$0.09103	$0.00000	$0.00298
Emerging Markets Small Cap Portfolio Institutional Class
Payable Date: June 30, 2020	$0.05412	$0.00019	$0.00000	$0.05393

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Class R2 vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

156

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

157

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

158

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2020, the Master Fund held approximately 540 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were -19.08% for the Portfolio’s Class R2 shares, -18.87% for the Portfolio’s Institutional Class shares, and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Master Fund’s focus on value stocks detracted from performance relative to the style-neutral benchmark.

159

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

160

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$1,071.30	0.65%	$3.38
Institutional Class Shares	$1,000.00	$1,072.40	0.40%	$2.08
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.87	0.65%	$3.30
Institutional Class Shares	$1,000.00	$1,023.13	0.40%	$2.03

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

161

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$6,563,439,183

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$6,563,439,183

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$6,563,439
Receivables:
Fund Shares Sold	7,083
Prepaid Expenses and Other Assets	120

Total Assets	6,570,642

LIABILITIES:
Payables:
Fund Shares Redeemed	10,620
Due to Advisor	878
Accrued Expenses and Other Liabilities	821

Total Liabilities	12,319

NET ASSETS	$6,558,323

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $835 and shares outstanding of 61,878	$13.50

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $6,557,488 and shares outstanding of 484,348,842	$13.54

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$8,357,374
Total Distributable Earnings (Loss)	(1,799,051)

NET ASSETS	$6,558,323

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $23,861)	$225,098
Income from Securities Lending	4,110
Expenses Allocated from Affiliated Investment Companies	(16,196)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	213,012

Fund Expenses
Investment Management Fees	28,521
Accounting & Transfer Agent Fees	1,061
Shareholder Servicing Fees
Class R2 Shares	3
Filing Fees	215
Shareholders’ Reports	400
Directors’/Trustees’ Fees & Expenses	61
Professional Fees	87
Other	49

Total Fund Expenses	30,397

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	2
Institutional Class Shares	15,435

Net Expenses	14,960

Net Investment Income (Loss)	198,052

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(316,959)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,563,162)

Net Realized and Unrealized Gain (Loss)	(1,880,121)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(1,682,069)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$198,052	$339,362
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(316,959)	(12,764)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(1,563,162)	(37,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,682,069)	289,358

Distributions:
Class R2 Shares	(29)	(83)
Institutional Class Shares	(226,414)	(576,705)

Total Distributions	(226,443)	(576,788)

Capital Share Transactions (1):
Shares Issued	2,636,246	2,071,367
Shares Issued in Lieu of Cash Distributions	222,167	562,384
Shares Redeemed	(3,566,247)	(2,595,094)

Net Increase (Decrease) from Capital Share Transactions	(707,834)	38,657

Total Increase (Decrease) in Net Assets	(2,616,346)	(248,773)
Net Assets
Beginning of Year	9,174,669	9,423,442

End of Year	$6,558,323	$9,174,669

(1) Shares Issued and Redeemed:
Shares Issued	194,702	123,536
Shares Issued in Lieu of Cash Distributions	14,542	34,167
Shares Redeemed	(258,909)	(154,773)

Net Increase (Decrease) from Shares Issued and Redeemed	(49,665)	2,930

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$17.13	$17.68	$19.89	$16.27	$16.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.58	0.54	0.55	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.61)	(0.10)	(2.21)	3.61	(0.65)

Total from Investment Operations	(3.23)	0.48	(1.67)	4.16	(0.12)

Less Distributions:
Net Investment Income	(0.40)	(0.51)	(0.54)	(0.54)	(0.54)
Net Realized Gains	—	(0.52)	—	—	—

Total Distributions	(0.40)	(1.03)	(0.54)	(0.54)	(0.54)

Net Asset Value, End of Year	$13.50	$17.13	$17.68	$19.89	$16.27

Total Return	(19.08%)	3.13%	(8.59%)	25.99%	(0.43%)

Net Assets, End of Year (thousands)	$835	$1,191	$1,477	$3,508	$3,308
Ratio of Expenses to Average Net Assets (F)	0.65%	0.69%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.85%	0.89%	0.88%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	2.56%	3.43%	2.72%	3.07%	3.4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$17.18	$17.74	$19.94	$16.30	$16.92

Income (loss) from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.63	0.60	0.56	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.58)	(0.11)	(2.21)	3.66	(0.63)

Total from Investment Operations	(3.20)	0.52	(1.61)	4.22	(0.08)

Less Distributions:
Net Investment Income	(0.44)	(0.56)	(0.59)	(0.58)	(0.54)
Net Realized Gains	—	(0.52)	—	—	—

Total Distributions	(0.44)	(1.08)	(0.59)	(0.58)	(0.54)

Net Asset Value, End of Year	$13.54	$17.18	$17.74	$19.94	$16.30

168 Total Return	(18.87%)	3.37%	(8.32%)	26.36%	(0.20%)

Net Assets, End of Year (thousands)	$6,557,488	$9,173,478	$9,421,965	$9,837,631	$7,270,665
Ratio of Expenses to Average Net Assets (F)	0.40%	0.44%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.60%	0.64%	0.63%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	2.57%	3.70%	3.01%	3.12%	3.51%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2020, the Portfolio owned 69% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.37	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.40% to 0.35%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the year ended October 31, 2020, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the

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Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.35%	—	$15,435	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.35%	—	2	—

(1)

The Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis.

(2)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.35% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amounts paid by the Fund to the CCO were $30 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$306

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

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Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2019	$302,955	$273,833	—	$576,788
2020	226,443	—	—	226,443

As of October 31, 2020, the Portfolios did not have any net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$32,903	—	$(349,326)	$(1,482,114)	$(1,798,537)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$349,326	$349,326

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,046,971	—	$(1,483,144)	$(1,483,144)

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The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Year Ended October 31, 2020		Year Ended October 31, 2019
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$354	23	$409	25
Shares Issued in Lieu of Cash Distributions	29	2	83	5
Shares Redeemed	(473)	(32)	(766)	(44)

Net Increase (Decrease) — Class R2 Shares	$(90)	(7)	$(274)	(14)

Institutional Class Shares
Shares Issued	$2,635,892	194,679	$2,070,958	123,511
Shares Issued in Lieu of Cash Distributions	222,138	14,540	562,301	34,162
Shares Redeemed	(3,565,774)	(258,877)	(2,594,328)	(154,729)

Net Increase (Decrease) — Institutional Class Shares	$(707,744)	(49,658)	$38,931	2,944

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

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annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

K. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	5	95%
DFA International Value Portfolio-Institutional Class	3	67%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

As described in a November 2, 2020 Supplement to the Funds’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Funds’ Prospectuses for additional information regarding fees and expenses of the Portfolios.

174

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2020 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

176

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

The United Kingdom Small Company Series vs.

MSCI United Kingdom Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

177

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

178

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

179

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

180

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability

181

within the large-cap value segment of developed ex U.S. markets. As of October 31, 2020, the Series held approximately 540 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were -18.68% for the Series and -6.79% for the MSCI World ex USA Index (net dividends), the Series’ benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Series’ focus on value stocks detracted from performance relative to the style-neutral benchmark.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Series held approximately 1,710 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were -1.93% for the Series and -1.46% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price had a negative impact on performance relative to the benchmark, as those stocks outperformed. Conversely, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in Japan.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Series held approximately 750 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were 0.14% for the Series and 3.00% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price had a negative impact on performance relative to the benchmark, as those securities outperformed. Conversely, the Series’ exclusion of real estate investment trusts (REITs) contributed to relative performance, as REITs generally underperformed in Asia Pacific (ex Japan) markets.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

182

For the 12 months ended October 31, 2020, total returns were -14.87% for the Series and - 14.04% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those securities outperformed for the period. Conversely, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in the U.K.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Series held approximately 1,090 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were -2.23% for the Series and 3.14% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. The Series and its benchmark use different methodologies to determine which small-cap stocks are eligible for purchase or to hold. This methodology variance led to country-by-country differences between the maximum market capitalization of small-cap stocks bought and held by the Series relative to the benchmark, which in turn led to differences in holdings between the Series and the benchmark. These holdings differences detracted from the Series’ performance relative to the benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price also detracted from relative performance, as those securities outperformed for the period. Conversely, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in eligible markets.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2020, the Series held approximately 320 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were 6.02% for the Series and 7.61% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on stocks with smaller market capitalizations had a negative impact on performance relative to the benchmark, as these stocks underperformed. The Series’ exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those securities outperformed for the period. Conversely, the Series’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in Canada.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with

183

smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2020, the Series held approximately 1,610 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were 2.67% for the Series and 8.25% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. The Series’ greater allocation to stocks with smaller market capitalizations within the large cap universe also detracted from relative performance, as these stocks underperformed their larger counterparts for the period.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Series held approximately 4,550 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were 1.25% for the Series and 8.25% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks underperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

184

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,073.80	0.21%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,138.60	0.13%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

185

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$1,221.40	0.13%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$1,077.90	0.12%	$0.63
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

The Continental Small Company Series
Actual Fund Return	$1,000.00	$1,160.00	0.12%	$0.65
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$1,239.90	0.12%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,195.80	0.13%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$1,222.50	0.25%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

186

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.4%
Consumer Discretionary	17.6%
Consumer Staples	4.9%
Energy	8.8%
Financials	27.2%
Health Care	5.8%
Industrials	11.9%
Information Technology	2.0%
Materials	13.3%
Real Estate	2.8%
Utilities	1.3%

100.0%

The Japanese Small Company Series
Communication Services	2.9%
Consumer Discretionary	16.6%
Consumer Staples	8.0%
Energy	1.3%
Financials	8.8%
Health Care	4.5%
Industrials	29.7%
Information Technology	13.7%
Materials	10.8%
Real Estate	2.0%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	8.3%
Consumer Discretionary	18.1%
Consumer Staples	7.6%
Energy	1.9%
Financials	11.6%
Health Care	5.7%
Industrials	13.1%
Information Technology	8.2%
Materials	15.9%
Real Estate	6.6%
Utilities	3.0%

100.0%

187

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	2.5%
Consumer Discretionary	19.2%
Consumer Staples	6.6%
Energy	1.9%
Financials	14.7%
Health Care	3.7%
Industrials	30.4%
Information Technology	8.1%
Materials	7.2%
Real Estate	4.2%
Utilities	1.5%

100.0%

The Emerging Markets Series
Communication Services	11.9%
Consumer Discretionary	15.6%
Consumer Staples	7.3%
Energy	4.7%
Financials	16.8%
Health Care	3.7%
Industrials	5.9%
Information Technology	19.7%
Materials	8.9%
Real Estate	3.2%
Utilities	2.3%

100.0%

The Continental Small Company Series
Communication Services	5.7%
Consumer Discretionary	9.8%
Consumer Staples	5.0%
Energy	2.2%
Financials	13.1%
Health Care	6.2%
Industrials	26.6%
Information Technology	11.9%
Materials	8.3%
Real Estate	6.9%
Utilities	4.3%

100.0%

The Emerging Markets Small Cap Series
Communication Services	4.0%
Consumer Discretionary	13.5%
Consumer Staples	6.6%
Energy	1.6%
Financials	7.0%
Health Care	8.6%
Industrials	15.3%
Information Technology	17.9%
Materials	13.5%
Real Estate	7.5%
Utilities	4.5%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	6.3%
Consumer Staples	6.0%
Energy	13.1%
Financials	10.5%
Health Care	1.1%
Industrials	13.1%
Information Technology	6.2%
Materials	29.8%
Real Estate	4.2%
Utilities	8.4%

100.0%

188

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.9%)
Australia & New Zealand Banking Group, Ltd.	6,888,410	$91,413,550	1.0%
Fortescue Metals Group, Ltd.	3,858,031	47,197,184	0.5%
National Australia Bank, Ltd.	6,504,106	85,093,076	0.9%
Westpac Banking Corp.	7,945,749	100,568,235	1.1%
Other Securities		244,177,886	2.5%

TOTAL AUSTRALIA		568,449,931	6.0%

AUSTRIA — (0.0%)
Other Security		100,701	0.0%

BELGIUM — (0.8%)
Other Securities		74,612,067	0.8%

CANADA — (7.9%)
# Bank of Montreal	351,836	20,949,598	0.2%
Bank of Montreal	1,441,562	85,729,692	0.9%
# Bank of Nova Scotia (The)	1,681,875	69,898,725	0.7%
# Canadian Imperial Bank of Commerce	811,294	60,516,699	0.6%
Canadian Natural Resources, Ltd.	3,417,479	54,508,790	0.6%
Magna International, Inc.	1,443,051	73,754,337	0.8%
Other Securities		389,247,461	4.2%

TOTAL CANADA		754,605,302	8.0%

DENMARK — (2.9%)
DSV Panalpina A.S.	300,849	48,810,172	0.5%
# Vestas Wind Systems A.S.	648,241	111,214,830	1.2%
Other Securities		117,828,228	1.2%

TOTAL DENMARK		277,853,230	2.9%

FINLAND — (1.0%)
Other Securities		96,376,631	1.0%

FRANCE — (9.1%)
* BNP Paribas SA	1,948,140	67,940,925	0.7%
* Cie de Saint-Gobain	2,006,077	78,143,737	0.8%
Cie Generale des Etablissements Michelin SCA	664,554	71,772,475	0.8%
Orange SA	5,978,647	67,137,941	0.7%
* Peugeot SA	3,133,702	56,294,471	0.6%
Total SE	6,874,996	208,289,750	2.2%
Other Securities		325,344,909	3.4%

TOTAL FRANCE		874,924,208	9.2%

GERMANY — (6.7%)
Allianz SE	415,799	73,244,904	0.8%
BASF SE	1,039,248	56,907,335	0.6%
Bayer AG	1,103,211	51,840,454	0.5%
Bayerische Motoren Werke AG	1,138,372	77,794,893	0.8%
Daimler AG	3,237,994	167,367,009	1.8%
Volkswagen AG	125,075	19,456,967	0.2%

189

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$197,549,481	2.1%

TOTAL GERMANY		644,161,043	6.8%

HONG KONG — (2.5%)
Other Securities		242,062,056	2.6%

IRELAND — (0.5%)
Other Securities		51,864,566	0.5%

ISRAEL — (0.4%)
Other Securities		35,298,492	0.4%

ITALY — (1.8%)
Other Securities		171,182,101	1.8%

JAPAN — (23.3%)
Hitachi, Ltd.	1,579,000	53,219,083	0.6%
Honda Motor Co., Ltd.	4,590,300	108,574,060	1.1%
Honda Motor Co., Ltd., Sponsored ADR	26,040	615,065	0.0%
Mitsubishi UFJ Financial Group, Inc.	11,934,650	47,045,252	0.5%
Sumitomo Mitsui Financial Group, Inc.	1,921,900	53,201,841	0.6%
Toyota Motor Corp.	3,715,890	243,936,611	2.6%
# Toyota Motor Corp., Sponsored ADR	208,099	27,321,318	0.3%
Other Securities		1,702,340,630	17.9%

TOTAL JAPAN		2,236,253,860	23.6%

NETHERLANDS — (4.5%)
Koninklijke Ahold Delhaize NV	4,984,523	136,654,529	1.4%
Koninklijke DSM NV	596,336	95,370,511	1.0%
Other Securities		199,416,701	2.2%

TOTAL NETHERLANDS		431,441,741	4.6%

NEW ZEALAND — (0.2%)
Other Securities		22,507,812	0.2%

NORWAY — (0.8%)
Other Securities		76,530,313	0.8%

PORTUGAL — (0.1%)
Other Securities		11,536,966	0.1%

SINGAPORE — (1.0%)
Other Securities		93,149,536	1.0%

SPAIN — (1.3%)
#* Banco Santander SA	40,951,091	82,006,822	0.9%
Other Securities		42,258,088	0.4%

TOTAL SPAIN		124,264,910	1.3%

SWEDEN — (3.1%)
* Volvo AB, Class B	2,416,322	46,966,507	0.5%

190

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (Continued)
Other Securities		$247,271,384	2.6%

TOTAL SWEDEN		294,237,891	3.1%

SWITZERLAND — (10.4%)
ABB, Ltd	3,432,303	83,284,859	0.9%
# Cie Financiere Richemont SA	1,165,784	72,865,902	0.8%
Lonza Group AG	145,001	87,857,559	0.9%
Novartis AG	1,817,557	141,628,729	1.5%
Novartis AG, Sponsored ADR	723,453	56,487,210	0.6%
UBS Group AG	6,275,625	73,060,635	0.8%
Zurich Insurance Group AG	444,872	147,762,264	1.6%
Other Securities		334,120,482	3.4%

TOTAL SWITZERLAND		997,067,640	10.5%

UNITED KINGDOM — (11.7%)
Anglo American P.L.C.	2,846,495	66,787,802	0.7%
Aviva P.L.C.	16,319,347	54,434,377	0.6%
BP P.L.C., Sponsored ADR	5,009,282	77,543,685	0.8%
British American Tobacco P.L.C.	3,024,009	95,847,087	1.0%
# British American Tobacco P.L.C., Sponsored ADR	838,885	26,743,654	0.3%
* Glencore P.L.C.	26,692,936	53,845,933	0.6%
HSBC Holdings P.L.C.	13,949,143	58,455,175	0.6%
# HSBC Holdings P.L.C., Sponsored ADR	2,590,482	54,348,312	0.6%
* Lloyds Banking Group P.L.C.	181,694,609	66,156,212	0.7%
Royal Dutch Shell P.L.C., Class B.	283,225	3,415,504	0.0%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	7,267,547	175,511,260	1.9%
Vodafone Group P.L.C.	58,351,986	77,839,689	0.8%
# Vodafone Group P.L.C., Sponsored ADR	4,011,201	54,191,329	0.6%
Other Securities		256,528,572	2.6%

TOTAL UNITED KINGDOM		1,121,648,591	11.8%

TOTAL COMMON STOCKS		9,200,129,588	97.0%

PREFERRED STOCKS — (1.3%)

GERMANY — (1.3%)
Volkswagen AG	701,336	102,159,454	1.1%
Other Securities		25,125,926	0.3%

TOTAL GERMANY		127,285,380	1.4%

TOTAL INVESTMENT SECURITIES (Cost $11,119,510,563)		9,327,414,968

		Value†

SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	22,816,650	264,011,461	2.8%

TOTAL INVESTMENTS—(100.0%) (Cost $11,383,404,927)		$9,591,426,429	101.2%

191

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2020, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	526	12/18/20	$88,097,893	$85,861,610	$(2,236,283)

Total Futures Contracts			$88,097,893	$85,861,610	$(2,236,283)

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$568,449,931	—	$568,449,931
Austria	—	100,701	—	100,701
Belgium	—	74,612,067	—	74,612,067
Canada	$754,605,302	—	—	754,605,302
Denmark	—	277,853,230	—	277,853,230
Finland	—	96,376,631	—	96,376,631
France	—	874,924,208	—	874,924,208
Germany	15,533,044	628,627,999	—	644,161,043
Hong Kong	—	242,062,056	—	242,062,056
Ireland	14,317,368	37,547,198	—	51,864,566
Israel	6,943,405	28,355,087	—	35,298,492
Italy	27,912,392	143,269,709	—	171,182,101
Japan	47,057,395	2,189,196,465	—	2,236,253,860
Netherlands	15,884,061	415,557,680	—	431,441,741
New Zealand	—	22,507,812	—	22,507,812
Norway	—	76,530,313	—	76,530,313
Portugal	—	11,536,966	—	11,536,966
Singapore	—	93,149,536	—	93,149,536
Spain	2,776,007	121,488,903	—	124,264,910
Sweden	—	294,237,891	—	294,237,891
Switzerland	84,409,679	912,657,961	—	997,067,640
United Kingdom	446,924,683	674,723,908	—	1,121,648,591
Preferred Stocks
Germany	—	127,285,380	—	127,285,380
Securities Lending Collateral	—	264,011,461	—	264,011,461
Futures Contracts**	(2,236,283)	—	—	(2,236,283)

TOTAL	$1,414,127,053	$8,175,063,093	—	$9,589,190,146

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

192

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.9%)
Other Securities		$86,241,533	2.9%

CONSUMER DISCRETIONARY — (16.2%)
DCM Holdings Co., Ltd.	713,300	8,838,267	0.3%
Shimachu Co., Ltd.	256,900	13,578,995	0.5%
Other Securities		460,985,971	15.6%

TOTAL CONSUMER DISCRETIONARY		483,403,233	16.4%

CONSUMER STAPLES — (7.8%)
cocokara fine, Inc.	128,360	8,432,779	0.3%
Milbon Co., Ltd.	154,752	7,939,785	0.3%
Nippon Suisan Kaisha, Ltd.	1,794,300	6,911,990	0.2%
Other Securities		208,970,547	7.1%

TOTAL CONSUMER STAPLES		232,255,101	7.9%

ENERGY — (1.3%)
Iwatani Corp.	222,900	10,113,538	0.4%
Other Securities		27,369,276	0.9%

TOTAL ENERGY		37,482,814	1.3%

FINANCIALS — (8.6%)
Fuyo General Lease Co., Ltd.	116,000	6,660,495	0.2%
Hirogin Holdings, Inc.	1,301,600	7,084,132	0.2%
Hokuhoku Financial Group, Inc.	834,800	7,921,727	0.3%
Jafco Group Co., Ltd.	204,100	9,230,625	0.3%
Shiga Bank, Ltd. (The)	307,600	6,642,879	0.2%
Yamaguchi Financial Group, Inc.	1,109,872	7,219,681	0.3%
Other Securities		211,870,416	7.2%

TOTAL FINANCIALS		256,629,955	8.7%

HEALTH CARE — (4.4%)
# H.U. Group Holdings, Inc.	336,700	8,566,416	0.3%
Jeol, Ltd.	243,000	7,744,954	0.3%
Other Securities		113,901,457	3.8%

TOTAL HEALTH CARE		130,212,827	4.4%

INDUSTRIALS — (29.1%)
BayCurrent Consulting, Inc.	61,500	7,957,504	0.3%
# DMG Mori Co., Ltd.	673,200	9,000,973	0.3%
Duskin Co., Ltd.	289,200	7,382,247	0.3%
# Fuji Corp.	422,100	8,485,887	0.3%
Furukawa Electric Co., Ltd.	401,200	10,054,193	0.3%
GS Yuasa Corp.	390,883	6,822,713	0.2%
Hazama Ando Corp.	1,302,400	8,091,329	0.3%
Inaba Denki Sangyo Co., Ltd.	353,300	8,505,149	0.3%
# Japan Steel Works, Ltd. (The)	389,300	8,322,588	0.3%
Meitec Corp.	169,000	8,378,202	0.3%
Mirait Holdings Corp.	524,835	7,471,621	0.3%
Nichias Corp.	392,400	8,498,721	0.3%
# Nikkon Holdings Co., Ltd.	385,300	7,374,127	0.3%

193

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Nishimatsu Construction Co., Ltd.	345,000	$6,701,641	0.2%
OKUMA Corp.	137,100	6,654,537	0.2%
Outsourcing, Inc.	732,300	6,791,351	0.2%
Penta-Ocean Construction Co., Ltd.	1,716,400	10,884,002	0.4%
Ushio, Inc.	660,300	7,375,978	0.3%
Other Securities		722,986,204	24.4%

TOTAL INDUSTRIALS		867,738,967	29.5%

INFORMATION TECHNOLOGY — (13.5%)
Daiwabo Holdings Co., Ltd.	117,500	7,692,034	0.3%
Nippon Electric Glass Co., Ltd.	431,236	8,481,534	0.3%
NSD Co., Ltd.	513,760	9,024,017	0.3%
Systena Corp.	402,100	7,296,298	0.3%
Tokyo Seimitsu Co., Ltd.	257,200	8,678,304	0.3%
Topcon Corp.	691,700	6,895,912	0.2%
Ulvac, Inc.	264,700	9,695,804	0.3%
Other Securities		343,510,881	11.7%

TOTAL INFORMATION TECHNOLOGY		401,274,784	13.7%

MATERIALS — (10.6%)
ADEKA Corp.	607,100	7,850,888	0.3%
Asahi Holdings, Inc.	227,850	7,430,158	0.3%
* Kobe Steel, Ltd.	1,878,500	7,334,448	0.3%
Mitsui Mining & Smelting Co., Ltd.	379,600	9,582,034	0.3%
Sumitomo Osaka Cement Co., Ltd.	234,099	7,119,777	0.3%
Toagosei Co., Ltd.	758,400	8,029,619	0.3%
Tokuyama Corp.	385,498	8,591,460	0.3%
Toyobo Co., Ltd.	531,900	7,091,528	0.2%
Other Securities		252,544,871	8.4%

TOTAL MATERIALS		315,574,783	10.7%

REAL ESTATE — (2.0%)
Heiwa Real Estate Co., Ltd.	229,900	6,711,838	0.2%
Kenedix, Inc.	1,442,000	7,472,555	0.3%
Other Securities		45,146,783	1.5%

TOTAL REAL ESTATE		59,331,176	2.0%

UTILITIES — (1.7%)
Nippon Gas Co., Ltd.	210,300	10,030,620	0.3%
Other Securities		39,127,903	1.4%

TOTAL UTILITIES		49,158,523	1.7%

TOTAL COMMON STOCKS (Cost $2,621,667,169)		2,919,303,696	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	4,999,517	57,849,414	2.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,679,495,864)		$2,977,153,110	101.2%

194

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$86,241,533	—	$86,241,533
Consumer Discretionary	—	483,403,233	—	483,403,233
Consumer Staples	—	232,255,101	—	232,255,101
Energy	—	37,482,814	—	37,482,814
Financials	—	256,629,955	—	256,629,955
Health Care	—	130,212,827	—	130,212,827
Industrials	—	867,738,967	—	867,738,967
Information Technology	—	401,274,784	—	401,274,784
Materials	—	315,574,783	—	315,574,783
Real Estate	—	59,331,176	—	59,331,176
Utilities	—	49,158,523	—	49,158,523
Securities Lending Collateral	—	57,849,414	—	57,849,414

TOTAL	—	$2,977,153,110	—	$2,977,153,110

See accompanying Notes to Financial Statements.

195

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
AUSTRALIA — (56.7%)
	ALS, Ltd.	1,761,709	$11,657,630	0.8%
	Ansell, Ltd.	524,737	14,838,028	1.0%
	ARB Corp., Ltd.	533,754	11,561,661	0.8%
#	Bank of Queensland, Ltd.	2,458,045	11,089,381	0.7%
	Bapcor, Ltd.	2,252,217	12,138,948	0.8%
	Breville Group, Ltd.	821,653	15,223,025	1.0%
	Carsales.com, Ltd.	1,200,481	17,538,761	1.2%
	CSR, Ltd.	3,273,096	10,132,649	0.7%
	Downer EDI, Ltd.	2,594,034	8,020,528	0.5%
	Elders, Ltd.	1,232,076	9,714,962	0.6%
	Healius, Ltd.	4,144,191	9,821,402	0.7%
	IGO, Ltd.	3,070,006	9,595,397	0.6%
	IRESS, Ltd.	1,225,060	7,926,997	0.5%
	JB Hi-Fi, Ltd.	237,242	7,927,553	0.5%
#*	Lynas Corp., Ltd.	6,066,989	12,070,586	0.8%
	Metcash, Ltd.	7,963,936	16,519,341	1.1%
	Mineral Resources, Ltd.	951,983	16,716,625	1.1%
*	NEXTDC, Ltd.	1,796,439	16,085,040	1.1%
	nib holdings, Ltd.	3,098,293	9,066,675	0.6%
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	13,590,846	0.9%
	Orora, Ltd.	6,339,374	11,488,974	0.8%
	OZ Minerals, Ltd.	2,218,981	23,180,326	1.5%
	Pendal Group, Ltd.	1,950,282	8,872,828	0.6%
*	Perseus Mining, Ltd.	9,066,296	7,841,297	0.5%
	Premier Investments, Ltd.	622,552	9,337,094	0.6%
	Regis Resources, Ltd.	3,239,807	9,509,237	0.6%
	Reliance Worldwide Corp., Ltd.	4,342,033	12,534,300	0.8%
*	Saracen Mineral Holdings, Ltd.	5,077,306	20,291,051	1.3%
*	Silver Lake Resources, Ltd.	6,142,732	9,198,884	0.6%
	Spark Infrastructure Group	11,558,934	16,130,112	1.1%
	St Barbara, Ltd.	5,221,239	9,818,297	0.7%
	Star Entertainment Grp, Ltd. (The)	3,693,648	8,511,988	0.6%
	Steadfast Group, Ltd.	5,683,479	14,249,839	0.9%
	Super Retail Group, Ltd.	1,139,326	8,966,593	0.6%
	Technology One, Ltd.	1,748,272	11,036,395	0.7%
*	Vocus Group, Ltd.	4,091,642	9,909,009	0.7%
	Other Securities		451,602,563	29.3%

TOTAL AUSTRALIA			883,714,822	57.9%

HONG KONG — (22.5%)
#	IGG, Inc.	9,421,000	10,198,134	0.7%
	Kerry Logistics Network, Ltd.	4,063,500	8,486,558	0.6%
	Luk Fook Holdings International, Ltd.	3,704,000	9,056,888	0.6%
	Man Wah Holdings, Ltd.	12,205,200	17,034,026	1.1%
	SITC International Holdings Co., Ltd.	6,142,000	9,487,271	0.6%
#	Vitasoy International Holdings, Ltd.	2,143,000	8,668,231	0.6%
	VTech Holdings, Ltd.	1,438,200	9,542,489	0.6%
	Other Securities		278,624,321	18.2%

TOTAL HONG KONG			351,097,918	23.0%

196

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
NEW ZEALAND — (7.1%)
Chorus, Ltd.	3,152,349	$17,529,495	1.2%
Infratil, Ltd.	3,949,779	14,144,121	0.9%
Mainfreight, Ltd.	289,611	10,326,649	0.7%
SKYCITY Entertainment Group, Ltd.	5,101,527	9,439,519	0.6%
Summerset Group Holdings, Ltd.	1,378,955	9,475,546	0.6%
Other Securities		49,527,979	3.2%

TOTAL NEW ZEALAND		110,443,309	7.2%

SINGAPORE — (11.0%)
ComfortDelGro Corp., Ltd.	8,950,800	8,852,888	0.6%
Sembcorp Industries, Ltd.	7,106,600	8,225,582	0.5%
Other Securities		154,789,717	10.2%

TOTAL SINGAPORE		171,868,187	11.3%

TOTAL COMMON STOCKS		1,517,124,236	99.4%

RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
Other Securities		26,083	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,623,607,351)		1,517,150,319

		Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§ The DFA Short Term Investment Fund	3,633,899	42,047,846	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $1,665,649,023)		$1,559,198,165	102.1%

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,882,708	$878,832,114	—	$883,714,822
Hong Kong	740,917	350,357,001	—	351,097,918
New Zealand	—	110,443,309	—	110,443,309
Singapore	—	171,868,187	—	171,868,187
Rights/Warrants
Singapore	—	26,083	—	26,083
Securities Lending Collateral	—	42,047,846	—	42,047,846

TOTAL	$5,623,625	$1,553,574,540	—	$1,559,198,165

See accompanying Notes to Financial Statements.

197

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.4%)
Other Securities		$36,178,617	2.5%

CONSUMER DISCRETIONARY — (18.8%)
Bellway P.L.C.	514,084	15,553,702	1.1%
Countryside Properties P.L.C.	2,813,575	12,288,663	0.8%
Domino’s Pizza Group P.L.C.	3,580,555	15,373,097	1.0%
Dunelm Group P.L.C.	685,419	11,587,636	0.8%
Games Workshop Group P.L.C.	205,563	27,635,151	1.9%
* Inchcape P.L.C.	2,472,981	15,863,472	1.1%
Moneysupermarket.com Group P.L.C.	3,466,544	10,948,861	0.7%
Pets at Home Group P.L.C.	3,218,903	16,165,286	1.1%
William Hill P.L.C.	5,240,138	18,610,224	1.3%
Other Securities		138,358,373	9.3%

TOTAL CONSUMER DISCRETIONARY		282,384,465	19.1%

CONSUMER STAPLES — (6.4%)
Britvic P.L.C.	1,585,438	15,149,864	1.0%
Cranswick P.L.C.	379,748	15,829,814	1.1%
Fevertree Drinks P.L.C.	610,255	15,921,225	1.1%
Tate & Lyle P.L.C.	2,442,033	18,825,087	1.3%
Other Securities		31,238,431	2.1%

TOTAL CONSUMER STAPLES		96,964,421	6.6%

ENERGY — (1.8%)
Other Securities		27,319,053	1.9%

FINANCIALS — (14.4%)
Beazley P.L.C.	2,964,842	11,302,783	0.8%
Close Brothers Group P.L.C.	1,007,674	14,051,166	1.0%
* Hiscox, Ltd.	1,268,750	13,560,668	0.9%
IG Group Holdings P.L.C.	2,561,656	25,279,706	1.7%
Lancashire Holdings, Ltd.	1,430,682	11,806,704	0.8%
Man Group P.L.C.	10,338,145	14,426,511	1.0%
Quilter P.L.C.	10,292,590	16,341,140	1.1%
Other Securities		109,440,649	7.3%

TOTAL FINANCIALS		216,209,327	14.6%

HEALTH CARE — (3.6%)
Other Securities		54,517,955	3.7%

INDUSTRIALS — (29.8%)
Avon Rubber P.L.C.	210,277	10,711,700	0.7%
* Balfour Beatty P.L.C.	4,677,048	12,925,786	0.9%
Bodycote P.L.C.	1,288,277	10,863,830	0.7%
Diploma P.L.C.	775,767	22,338,566	1.5%
Electrocomponents P.L.C.	2,625,523	23,051,598	1.6%
* G4S P.L.C.	9,287,044	24,489,186	1.7%
* Grafton Group P.L.C.	1,582,491	13,757,361	0.9%
* Hays P.L.C.	9,080,700	12,539,176	0.9%
* Howden Joinery Group P.L.C.	1,721,333	14,211,059	1.0%
IMI P.L.C.	1,740,984	23,344,076	1.6%

198

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
QinetiQ Group P.L.C.	3,957,841	$12,122,109	0.8%
Rotork P.L.C.	5,397,898	19,667,000	1.3%
Royal Mail P.L.C.	5,277,907	15,535,071	1.1%
Signature Aviation P.L.C.	5,602,723	17,156,548	1.2%
* Travis Perkins P.L.C.	1,545,039	21,219,992	1.4%
Ultra Electronics Holdings P.L.C.	588,864	14,367,628	1.0%
* Weir Group P.L.C (The)	852,580	15,839,014	1.1%
Other Securities		162,848,813	10.9%

TOTAL INDUSTRIALS		446,988,513	30.3%

INFORMATION TECHNOLOGY — (7.9%)
Computacenter P.L.C.	542,204	16,015,027	1.1%
* Renishaw P.L.C.	149,386	10,838,164	0.7%
Softcat P.L.C.	810,023	11,808,219	0.8%
Spectris P.L.C.	668,518	21,456,266	1.5%
Spirent Communications P.L.C.	4,124,361	15,483,840	1.0%
Other Securities		42,857,076	2.9%

TOTAL INFORMATION TECHNOLOGY		118,458,592	8.0%

MATERIALS — (7.1%)
Centamin P.L.C.	8,142,932	13,095,860	0.9%
# KAZ Minerals P.L.C.	1,557,504	12,707,831	0.9%
* Marshalls P.L.C.	1,446,763	12,534,531	0.8%
Synthomer P.L.C.	2,272,816	11,106,463	0.8%
Victrex P.L.C.	601,744	14,378,852	1.0%
Other Securities		42,534,863	2.8%

TOTAL MATERIALS		106,358,400	7.2%

REAL ESTATE — (4.2%)
Grainger P.L.C.	4,445,647	16,105,781	1.1%
* IWG P.L.C.	4,189,134	13,741,153	0.9%
St. Modwen Properties P.L.C.	2,715,246	11,661,984	0.8%
Other Securities		21,024,004	1.4%

TOTAL REAL ESTATE		62,532,922	4.2%

UTILITIES — (1.5%)
Other Securities		21,934,035	1.5%

TOTAL COMMON STOCKS		1,469,846,300	99.6%

PREFERRED STOCKS — (0.0%)

CONSUMER STAPLES — (0.0%)
Other Security		11,081	0.0%

TOTAL PREFERRED STOCKS		11,081	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,646,994,406)		1,469,857,381

199

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	2,700,372	$31,246,001	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,678,233,510)		$1,501,103,382	101.7%

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,178,617	—	$36,178,617
Consumer Discretionary	—	282,384,465	—	282,384,465
Consumer Staples	—	96,964,421	—	96,964,421
Energy	—	27,319,053	—	27,319,053
Financials	—	216,209,327	—	216,209,327
Health Care	—	54,517,955	—	54,517,955
Industrials	—	446,988,513	—	446,988,513
Information Technology	—	118,458,592	—	118,458,592
Materials	—	106,358,400	—	106,358,400
Real Estate	—	62,532,922	—	62,532,922
Utilities	—	21,934,035	—	21,934,035
Preferred Stocks
Consumer Staples	—	11,081	—	11,081
Securities Lending Collateral	—	31,246,001	—	31,246,001

TOTAL	—	$1,501,103,382	—	$1,501,103,382

See accompanying Notes to Financial Statements.

200

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (92.5%)
	AUSTRIA — (3.1%)
	voestalpine AG	640,995	$17,824,068	0.4%
	Other Securities		133,545,143	2.9%

	TOTAL AUSTRIA		151,369,211	3.3%

	BELGIUM — (3.1%)
*	Ackermans & van Haaren NV	171,330	21,089,598	0.5%
	Other Securities		131,799,418	2.8%

	TOTAL BELGIUM		152,889,016	3.3%

	DENMARK — (5.8%)
	Pandora A.S.	469,106	37,213,911	0.8%
	Royal Unibrew A.S.	345,044	33,644,924	0.7%
	SimCorp A.S.	278,224	33,184,785	0.7%
	Topdanmark A.S.	464,847	18,203,120	0.4%
	Other Securities		161,749,400	3.6%

	TOTAL DENMARK		283,996,140	6.2%

	FINLAND — (6.5%)
	Huhtamaki Oyj	684,659	33,443,893	0.7%
	Metso Outotec Oyj	3,973,290	28,009,583	0.6%
#	Nokian Renkaat Oyj	542,115	16,658,068	0.4%
	Orion Oyj, Class B	515,971	22,083,355	0.5%
	Valmet Oyj	889,683	21,233,990	0.5%
	Other Securities		197,584,214	4.2%

	TOTAL FINLAND		319,013,103	6.9%

	FRANCE — (10.1%)
Ω	Euronext NV	256,149	26,670,617	0.6%
#*	Ingenico Group SA	410,246	58,983,247	1.3%
*	Rexel SA	2,168,743	22,833,968	0.5%
	Rubis SCA	510,543	16,786,552	0.4%
*	SOITEC	131,953	18,718,831	0.4%
	Other Securities		352,308,189	7.6%

	TOTAL FRANCE		496,301,404	10.8%

	GERMANY — (14.0%)
	Aurubis AG	296,684	18,979,902	0.4%
#*	CTS Eventim AG & Co. KGaA	411,788	18,253,469	0.4%
*	Dialog Semiconductor P.L.C.	601,965	22,949,251	0.5%
	GEA Group AG	847,030	28,209,232	0.6%
	Gerresheimer AG	254,880	25,621,653	0.6%
	Grand City Properties SA	803,479	18,237,829	0.4%
	Lanxess AG	597,294	30,293,412	0.7%
	Rheinmetall AG	313,337	22,899,837	0.5%
#	TAG Immobilien AG	954,559	28,130,494	0.6%
	Other Securities		475,069,955	10.3%

	TOTAL GERMANY		688,645,034	15.0%

201

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (0.5%)
	Other Securities		$25,606,129	0.6%

	ISRAEL — (3.2%)
	Other Securities		157,034,907	3.4%

	ITALY — (7.9%)
#*	Banco BPM SpA	9,217,317	16,697,140	0.4%
	Italgas SpA	3,402,703	19,663,311	0.4%
	Prysmian SpA	614,980	16,735,081	0.4%
	Other Securities		334,298,213	7.2%

	TOTAL ITALY		387,393,745	8.4%

	NETHERLANDS — (6.6%)
	Aalberts NV	714,897	23,984,157	0.5%
#*	Altice Europe NV	3,929,414	19,319,574	0.4%
	ASR Nederland NV	873,857	26,517,609	0.6%
	BE Semiconductor Industries NV	529,783	21,346,926	0.5%
	Corbion NV	416,939	18,936,387	0.4%
	IMCD NV	357,089	41,329,836	0.9%
	SBM Offshore NV	1,312,499	21,210,222	0.5%
*Ω	Signify NV	780,137	27,691,217	0.6%
	Other Securities		121,329,142	2.6%

	TOTAL NETHERLANDS		321,665,070	7.0%

	NORWAY — (2.0%)
	Other Securities		100,529,778	2.2%

	PORTUGAL — (0.7%)
	Other Securities		32,924,492	0.7%

	SPAIN — (5.2%)
	Acciona SA	173,951	17,575,410	0.4%
	Viscofan SA	280,336	18,926,325	0.4%
	Other Securities		216,653,904	4.7%

	TOTAL SPAIN		253,155,639	5.5%

	SWEDEN — (8.6%)
	Other Securities		419,952,966	9.1%

	SWITZERLAND — (15.2%)
	Allreal Holding AG	113,917	24,127,535	0.5%
*	ams AG	1,516,165	32,463,632	0.7%
	Belimo Holding AG	3,028	22,518,341	0.5%
	Bucher Industries AG	54,197	20,894,138	0.5%
	Cembra Money Bank AG	187,433	20,824,503	0.5%
*	Flughafen Zurich AG	126,351	17,051,491	0.4%
	Georg Fischer AG	31,470	31,786,184	0.7%
	Helvetia Holding AG	218,900	17,164,641	0.4%
	PSP Swiss Property AG	326,804	39,519,077	0.9%
	Siegfried Holding AG	30,001	18,993,894	0.4%
*	Sunrise Communications Group AG	271,523	32,543,081	0.7%
Ω	VAT Group AG	205,035	38,467,620	0.8%

202

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Other Securities		$427,003,922	9.1%

TOTAL SWITZERLAND		743,358,059	16.1%

TOTAL COMMON STOCKS		4,533,834,693	98.5%

PREFERRED STOCKS — (0.9%)

GERMANY — (0.9%)
Other Securities		43,263,406	1.0%

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
Other Security		4,394	0.0%

SPAIN — (0.0%)
Other Security		560,562	0.0%

TOTAL RIGHTS/WARRANTS		564,956	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,362,167,478)		4,577,663,055

		Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@§ The DFA Short Term Investment Fund	28,037,153	324,417,899	7.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,686,535,113)		$4,902,080,954	106.5%

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$151,369,211	—	$151,369,211
Belgium	—	152,889,016	—	152,889,016
Denmark	—	283,996,140	—	283,996,140
Finland	—	319,013,103	—	319,013,103
France	—	496,301,404	—	496,301,404
Germany	$10,245,361	678,399,673	—	688,645,034
Ireland	—	25,606,129	—	25,606,129
Israel	588,399	156,446,508	—	157,034,907
Italy	—	387,393,745	—	387,393,745
Netherlands	—	321,665,070	—	321,665,070
Norway	82,679	100,447,099	—	100,529,778
Portugal	—	32,924,492	—	32,924,492
Spain	—	253,155,639	—	253,155,639
Sweden	1,529,715	418,423,251	—	419,952,966
Switzerland	32,543,081	710,814,978	—	743,358,059

203

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$43,263,406	—	$43,263,406
Rights/Warrants
France	—	4,394	—	4,394
Spain	—	560,562	—	560,562
Securities Lending Collateral	—	324,417,899	—	324,417,899

TOTAL	$44,989,235	$4,857,091,719	—	$4,902,080,954

See accompanying Notes to Financial Statements.

204

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡

COMMON STOCKS — (86.8%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$12,808,291	1.3%

CONSUMER DISCRETIONARY — (5.5%)
*	Aritzia, Inc.	427,638	6,458,062	0.7%
#	BRP, Inc.	133,511	7,211,177	0.7%
#*	Great Canadian Gaming Corp.	428,062	7,309,473	0.8%
	Linamar Corp.	216,634	7,081,296	0.7%
	Other Securities		33,270,140	3.4%

TOTAL CONSUMER DISCRETIONARY			61,330,148	6.3%

CONSUMER STAPLES — (5.2%)
#	Jamieson Wellness, Inc.	275,646	7,973,727	0.8%
#	Maple Leaf Foods, Inc.	355,793	6,478,675	0.7%
#	North West Co., Inc. (The)	319,480	7,877,293	0.8%
#	Premium Brands Holdings Corp.	182,482	13,017,405	1.3%
	Primo Water Corp.	96,682	1,211,426	0.1%
	Primo Water Corp.	813,424	10,196,038	1.1%
	Other Securities		11,076,713	1.2%

TOTAL CONSUMER STAPLES			57,831,277	6.0%

ENERGY — (11.4%)
	ARC Resources, Ltd.	2,215,726	10,909,827	1.1%
#	Cameco Corp.	682,775	6,493,190	0.7%
#	Gibson Energy, Inc.	940,791	13,854,477	1.4%
*	Parex Resources, Inc.	786,291	7,654,578	0.8%
	Tourmaline Oil Corp.	1,090,347	14,125,489	1.5%
	Other Securities		73,459,246	7.5%

TOTAL ENERGY			126,496,807	13.0%

FINANCIALS — (9.1%)
#	Canadian Western Bank	456,902	8,402,086	0.9%
	CI Financial Corp.	672,201	7,835,534	0.8%
	ECN Capital Corp.	2,488,693	9,862,868	1.0%
#	Element Fleet Management Corp.	1,490,738	14,042,454	1.5%
	Genworth MI Canada, Inc.	234,684	7,785,809	0.8%
	iA Financial Corp., Inc.	234,884	8,183,829	0.8%
#	Laurentian Bank of Canada	412,090	8,106,942	0.8%
	Other Securities		37,425,337	3.9%

TOTAL FINANCIALS			101,644,859	10.5%

HEALTH CARE — (0.9%)
	Other Securities		10,336,878	1.1%

INDUSTRIALS — (11.4%)
#	Finning International, Inc.	885,513	13,465,806	1.4%
#	Morneau Shepell, Inc.	401,948	8,034,133	0.8%
#	Richelieu Hardware, Ltd.	361,973	9,731,947	1.0%
#	Stantec, Inc.	507,094	14,562,348	1.5%
#	TFI International, Inc.	481,820	21,452,798	2.2%

205

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
	Other Securities		$59,373,391	6.1%

TOTAL INDUSTRIALS			126,620,423	13.0%

INFORMATION TECHNOLOGY — (5.4%)
#*	BlackBerry, Ltd.	977,994	4,389,705	0.5%
#*	BlackBerry, Ltd.	1,540,551	6,917,074	0.7%
	Enghouse Systems, Ltd.	263,395	13,069,912	1.3%
#*	Kinaxis, Inc.	141,544	21,607,160	2.2%
	Other Securities		13,953,819	1.5%

TOTAL INFORMATION TECHNOLOGY			59,937,670	6.2%

MATERIALS — (25.8%)
#	Alamos Gold, Inc., Class A	2,003,290	18,299,207	1.9%
	Centerra Gold, Inc.	1,270,606	11,100,996	1.1%
*	Eldorado Gold Corp.	664,263	8,326,345	0.9%
*	Eldorado Gold Corp.	74,100	928,473	0.1%
#*	Endeavour Mining Corp.	675,295	16,564,312	1.7%
*	IAMGOLD Corp.	2,197,656	8,049,659	0.8%
*	IAMGOLD Corp.	599,837	2,201,402	0.2%
#*	Ivanhoe Mines, Ltd., Class A	2,965,148	11,662,070	1.2%
*	New Gold, Inc.	3,469,405	7,030,994	0.7%
	Pan American Silver Corp.	274,369	8,719,342	0.9%
#*	Pretium Resources, Inc.	293,903	3,579,739	0.4%
#*	Pretium Resources, Inc.	455,178	5,551,785	0.6%
#*	SSR Mining, Inc.	1,130,996	20,933,991	2.2%
	Stella-Jones, Inc.	207,304	6,746,755	0.7%
*	Teranga Gold Corp.	618,863	6,438,069	0.7%
#	West Fraser Timber Co., Ltd.	221,992	10,295,643	1.1%
	Yamana Gold, Inc.	3,304,447	18,378,708	1.9%
	Other Securities		122,108,748	12.4%

TOTAL MATERIALS			286,916,238	29.5%

REAL ESTATE — (3.7%)
#	Altus Group, Ltd.	261,893	10,715,145	1.1%
#	Colliers International Group, Inc.	165,544	11,724,635	1.2%
	Colliers International Group, Inc.	4,163	295,073	0.0%
	Other Securities		18,263,649	1.9%

TOTAL REAL ESTATE			40,998,502	4.2%

UTILITIES — (7.3%)
#	Boralex, Inc., Class A	549,954	15,995,435	1.6%
#	Capital Power Corp.	771,649	17,004,890	1.8%
#	Innergex Renewable Energy, Inc.	800,557	14,433,219	1.5%
#	Superior Plus Corp.	781,510	6,951,057	0.7%
	TransAlta Corp.	1,784,708	10,582,596	1.1%
	TransAlta Corp.	16,789	99,559	0.0%
#	TransAlta Renewables, Inc.	614,934	7,708,022	0.8%
	Other Securities		8,651,855	0.9%

TOTAL UTILITIES			81,426,633	8.4%

TOTAL COMMON STOCKS			966,347,726	99.5%

206

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.1%)
MATERIALS — (0.1%)
Other Security		$1,351,019	0.1%

TOTAL RIGHTS/WARRANTS		1,351,019	0.1%

TOTAL INVESTMENT SECURITIES (Cost $979,047,177)		967,698,745

		Value†

SECURITIES LENDING COLLATERAL — (13.1%)
@§ The DFA Short Term Investment Fund	12,646,413	146,331,640	15.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,125,355,991)		$1,114,030,385	114.7%

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$12,808,291	—	—	$12,808,291
Consumer Discretionary	60,698,059	$632,089	—	61,330,148
Consumer Staple	57,831,277	—	—	57,831,277
Energy	126,496,807	—	—	126,496,807
Financials	101,644,859	—	—	101,644,859
Health Care	10,336,878	—	—	10,336,878
Industrials	126,620,423	—	—	126,620,423
Information Technology	59,937,670	—	—	59,937,670
Materials	286,883,757	32,481	—	286,916,238
Real Estate	40,998,502	—	—	40,998,502
Utilities	81,426,633	—	—	81,426,633
Rights/Warrants
Materials	—	1,351,019	—	1,351,019
Securities Lending Collateral	—	146,331,640	—	146,331,640

TOTAL	$965,683,156	$148,347,229	—	$1,114,030,385

See accompanying Notes to Financial Statements.

207

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.8%)
	BRAZIL — (3.5%)
	Vale SA	3,260,013	$34,401,443	0.6%
	Other Securities		167,323,796	2.9%

	TOTAL BRAZIL		201,725,239	3.5%

	CHILE — (0.6%)
	Other Securities		34,802,860	0.6%

	CHINA — (37.9%)
*	Alibaba Group Holding Ltd.	531,400	20,136,789	0.4%
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	283,284,309	5.0%
*	Baidu, Inc., Sponsored ADR	256,028	34,064,525	0.6%
	BYD Co., Ltd., Class H	1,095,886	22,153,115	0.4%
	China Construction Bank Corp., Class H	90,026,590	62,038,499	1.1%
	China Mengniu Dairy Co., Ltd.	3,900,000	18,385,826	0.3%
	China Merchants Bank Co., Ltd., Class H	3,814,554	19,869,756	0.4%
	China Mobile, Ltd., Sponsored ADR	985,751	30,292,128	0.5%
	China Overseas Land & Investment, Ltd.	8,252,500	20,728,548	0.4%
	China Pacific Insurance Group Co., Ltd., Class H	4,718,600	14,766,684	0.3%
	China Resources Land, Ltd.	5,456,666	22,315,938	0.4%
	CNOOC, Ltd.	21,810,000	19,955,184	0.4%
	Country Garden Holdings Co., Ltd.	14,905,519	18,421,149	0.3%
	CSPC Pharmaceutical Group, Ltd.	15,713,200	16,686,241	0.3%
	Geely Automobile Holdings, Ltd.	10,164,000	20,885,552	0.4%
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	30,459,764	0.5%
*	JD.com, Inc., ADR	375,265	30,591,603	0.5%
	Li Ning Co., Ltd.	2,852,000	14,864,451	0.3%
Ω	Longfor Group Holdings, Ltd.	3,028,500	16,593,483	0.3%
*	Meituan Dianping, Class B	1,349,300	50,300,768	0.9%
	NetEase, Inc., ADR	334,090	28,995,671	0.5%
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	15,044,606	0.3%
	Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	60,021,804	1.1%
	Sino Biopharmaceutical, Ltd.	20,119,500	20,380,930	0.4%
#	Sunac China Holdings, Ltd.	5,686,000	21,073,171	0.4%
	Sunny Optical Technology Group Co., Ltd.	983,200	16,324,179	0.3%
	Tencent Holdings, Ltd.	4,259,000	325,411,486	5.7%
*	Vipshop Holdings, Ltd., ADR	978,073	20,930,762	0.4%
	Yum China Holdings, Inc.	495,373	26,368,705	0.5%
	Other Securities		884,618,737	14.9%

	TOTAL CHINA		2,185,964,363	38.2%

	COLOMBIA — (0.2%)
	Other Securities		12,542,296	0.2%

	CZECH REPUBLIC — (0.1%)
	Other Securities		4,863,295	0.1%

	EGYPT — (0.1%)
	Other Securities		4,967,481	0.1%

	GREECE — (0.2%)
	Other Securities		11,392,080	0.2%

208

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

HONG KONG — (0.3%)
Shenzhou International Group Holdings, Ltd.	1,090,300	$18,970,528	0.3%

HUNGARY — (0.3%)
Other Securities		16,303,330	0.3%

INDIA — (10.2%)
* HDFC Bank, Ltd.	2,413,140	38,500,245	0.7%
Hindustan Unilever, Ltd.	707,479	19,816,710	0.4%
Housing Development Finance Corp., Ltd.	751,775	19,477,620	0.4%
Infosys, Ltd.	2,138,472	30,632,413	0.5%
Infosys, Ltd., Sponsored ADR	1,345,607	19,201,812	0.3%
Reliance Industries, Ltd.	2,124,250	59,176,691	1.0%
Tata Consultancy Services, Ltd.	789,149	28,427,406	0.5%
Other Securities		372,127,710	6.5%

TOTAL INDIA		587,360,607	10.3%

INDONESIA — (1.6%)
Other Securities		93,889,203	1.7%

MALAYSIA — (2.0%)
Other Securities		114,863,184	2.0%

MEXICO — (2.3%)
# America Movil S.A.B. de C.V.	30,206,745	18,356,313	0.3%
* Grupo Financiero Banorte S.A.B. de C.V., Class O	3,719,595	16,588,817	0.3%
Other Securities		97,357,142	1.7%

TOTAL MEXICO		132,302,272	2.3%

PERU — (0.1%)
Other Securities		7,481,034	0.1%

PHILIPPINES — (0.9%)
Other Securities		52,952,150	0.9%

POLAND — (0.6%)
Other Securities		34,538,730	0.6%

QATAR — (0.2%)
Other Securities		12,874,411	0.2%

RUSSIA — (1.1%)
Other Securities		59,468,156	1.0%

SAUDI ARABIA — (1.7%)
Other Securities		99,441,875	1.7%

SOUTH AFRICA — (4.2%)
Gold Fields, Ltd., Sponsored ADR	2,253,137	24,626,787	0.4%
Naspers, Ltd., Class N	149,803	29,245,654	0.5%
Other Securities		186,680,460	3.3%

TOTAL SOUTH AFRICA		240,552,901	4.2%

SOUTH KOREA — (13.5%)
Kia Motors Corp.	342,300	15,351,859	0.3%

209

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
LG Electronics, Inc.	320,927	$23,857,535	0.4%
Samsung Electronics Co., Ltd.	4,886,904	245,643,203	4.3%
Samsung Electronics Co., Ltd., GDR	15,174	19,143,068	0.3%
SK Hynix, Inc.	649,088	46,048,152	0.8%
Other Securities		426,339,230	7.5%

TOTAL SOUTH KOREA		776,383,047	13.6%

TAIWAN — (13.8%)
E.Sun Financial Holding Co., Ltd.	17,382,049	14,778,493	0.3%
Hon Hai Precision Industry Co., Ltd.	6,081,322	16,493,336	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	18,986,808	287,264,205	5.0%
Other Securities		475,431,205	8.3%

TOTAL TAIWAN		793,967,239	13.9%

THAILAND — (1.8%)
Other Securities		102,358,960	1.8%

TURKEY — (0.4%)
Other Securities		23,041,102	0.4%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		10,706,415	0.2%

TOTAL COMMON STOCKS		5,633,712,758	98.4%

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.7%)
Other Securities		39,615,119	0.7%

CHILE — (0.0%)
Other Security		898,604	0.0%

COLOMBIA — (0.0%)
Other Securities		2,129,608	0.1%

SOUTH KOREA — (0.0%)
Other Security		34,939	0.0%

TOTAL PREFERRED STOCKS		42,678,270	0.8%

RIGHTS/WARRANTS — (0.0%)

SOUTH KOREA — (0.0%)
Other Securities		542,505	0.0%

THAILAND — (0.0%)
Other Security		19,192	0.0%

TOTAL RIGHTS/WARRANTS		561,697	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,825,169,035)		5,676,952,725

210

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	7,504,709	$86,836,989	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $3,911,982,853)		$5,763,789,714	100.7%

As of October 31, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/18/20	$35,489,791	$35,811,750	$321,959
S&P 500® Emini Index	25	12/18/20	4,365,618	4,080,875	(284,743)

Total Futures Contracts			$39,855,409	$39,892,625	$37,216

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,725,239	—	—	$201,725,239
Chile	18,460,290	$16,342,570	—	34,802,860
China	565,124,620	1,620,839,743	—	2,185,964,363
Colombia	12,542,296	—	—	12,542,296
Czech Republic	—	4,863,295	—	4,863,295
Egypt	2,976	4,964,505	—	4,967,481
Greece	16,925	11,375,155	—	11,392,080
Hong Kong	—	18,970,528	—	18,970,528
Hungary	—	16,303,330	—	16,303,330
India	37,978,024	549,382,583	—	587,360,607
Indonesia	1,480,028	92,409,175	—	93,889,203
Malaysia	—	114,863,184	—	114,863,184
Mexico	132,302,272	—	—	132,302,272
Peru	7,481,034	—	—	7,481,034
Philippines	2,416,364	50,535,786	—	52,952,150
Poland	—	34,538,730	—	34,538,730
Qatar	—	12,874,411	—	12,874,411
Russia	11,010,692	48,457,464	—	59,468,156
Saudi Arabia	—	99,441,875	—	99,441,875
South Africa	44,310,917	196,241,984	—	240,552,901
South Korea	11,623,692	764,759,355	—	776,383,047
Taiwan	6,455,067	787,512,172	—	793,967,239
Thailand	102,358,960	—	—	102,358,960
Turkey	—	23,041,102	—	23,041,102
United Arab Emirates	—	10,706,415	—	10,706,415
Preferred Stocks
Brazil	39,615,119	—	—	39,615,119
Chile	—	898,604	—	898,604
Colombia	2,129,608	—	—	2,129,608
South Korea	—	34,939	—	34,939

211

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
South Korea	—	$542,505	—	$542,505
Thailand	—	19,192	—	19,192
Securities Lending Collateral	—	86,836,989	—	86,836,989
Futures Contracts**	$37,216	—	—	37,216

TOTAL	$1,197,071,339	$4,566,755,591	—	$5,763,826,930

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

212

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.8%)
BRAZIL — (4.1%)
	Cia Siderurgica Nacional SA	2,655,451	$9,505,653	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,819,323	8,925,477	0.2%
*	Via Varejo SA	3,476,519	10,396,930	0.2%
	Other Securities		174,253,501	3.5%

TOTAL BRAZIL			203,081,561	4.1%

CHILE — (0.9%)
	Other Securities		46,095,554	0.9%

CHINA — (25.7%)
*	51job, Inc., ADR	134,562	9,432,796	0.2%
	AAC Technologies Holdings, Inc.	1,838,000	9,661,225	0.2%
Ω	A-Living Services Co., Ltd., Class H	2,091,000	8,805,784	0.2%
	AviChina Industry & Technology Co., Ltd., Class H	15,708,000	8,103,387	0.2%
#*	Baozun, Inc., Sponsored ADR	283,293	10,365,691	0.2%
	China Communications Services Corp., Ltd., Class H	15,760,000	9,182,659	0.2%
	China Everbright, Ltd.	6,592,000	8,721,824	0.2%
	China Lesso Group Holdings, Ltd.	7,027,000	11,392,353	0.3%
	China Longyuan Power Group Corp., Ltd., Class H	13,255,000	9,085,111	0.2%
	China Medical System Holdings, Ltd.	8,971,500	9,434,232	0.2%
	China Meidong Auto Holdings, Ltd.	2,816,000	11,531,433	0.3%
	China Taiping Insurance Holdings Co., Ltd.	5,606,600	8,466,786	0.2%
#	Chinasoft International, Ltd.	13,960,000	10,134,099	0.2%
	Far East Horizon, Ltd.	13,190,000	13,009,803	0.3%
	Greentown China Holdings, Ltd.	5,068,148	8,236,836	0.2%
	Greentown Service Group Co., Ltd.	7,644,000	8,391,637	0.2%
	Haitian International Holdings, Ltd.	4,178,000	10,355,412	0.2%
	Hopson Development Holdings, Ltd.	4,368,000	11,174,533	0.2%
#*Ω	Hua Hong Semiconductor, Ltd.	2,940,000	10,831,253	0.2%
#*	JinkoSolar Holding Co., Ltd., ADR	245,329	14,302,681	0.3%
	JOYY, Inc., ADR	129,276	11,813,241	0.3%
	Kingboard Holdings, Ltd.	4,656,921	15,773,212	0.3%
	Kingboard Laminates Holdings, Ltd.	7,133,000	11,400,647	0.3%
	KWG Group Holdings, Ltd.	7,630,450	10,118,660	0.2%
	Minth Group, Ltd.	4,765,000	19,717,546	0.4%
	Nine Dragons Paper Holdings, Ltd.	10,794,000	14,397,393	0.3%
	Shenzhen International Holdings, Ltd.	7,166,552	11,159,477	0.2%
*	SINA Corp.	269,727	11,557,802	0.3%
Ω	Yadea Group Holdings, Ltd.	6,576,000	9,415,748	0.2%
	Yuexiu Property Co., Ltd.	49,556,284	9,621,398	0.2%
	Other Securities		953,354,290	19.0%

TOTAL CHINA			1,278,948,949	26.1%

COLOMBIA — (0.2%)
	Other Securities		7,789,489	0.2%

GREECE — (0.4%)
	Other Securities		19,440,598	0.4%

HONG KONG — (0.3%)
	Other Securities		15,768,756	0.3%

213

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HUNGARY — (0.1%)
Other Securities		$4,787,201	0.1%

INDIA — (11.9%)
* Adani Green Energy, Ltd.	797,969	9,216,821	0.2%
Apollo Hospitals Enterprise, Ltd.	394,040	11,280,248	0.2%
* Crompton Greaves Consumer Electricals, Ltd.	2,653,591	10,680,053	0.2%
Ipca Laboratories, Ltd.	297,184	9,360,780	0.2%
Jubilant Foodworks, Ltd.	334,741	9,840,938	0.2%
Mphasis, Ltd.	542,471	10,152,916	0.2%
PI Industries, Ltd.	382,902	11,353,576	0.2%
Tata Consumer Products, Ltd.	2,082,187	13,867,642	0.3%
Other Securities		505,418,376	10.4%

TOTAL INDIA		591,171,350	12.1%

INDONESIA — (1.7%)
Other Securities		83,714,683	1.7%

MALAYSIA — (2.2%)
Other Securities		107,591,478	2.2%

MEXICO — (2.5%)
#* Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,882,745	8,503,263	0.2%
Megacable Holdings S.A.B. de C.V.	2,955,539	9,363,422	0.2%
Other Securities		105,017,997	2.1%

TOTAL MEXICO		122,884,682	2.5%

PHILIPPINES — (1.1%)
Other Securities		55,570,858	1.1%

POLAND — (0.9%)
Other Securities		45,068,775	0.9%

QATAR — (0.4%)
Other Securities		18,794,492	0.4%

RUSSIA — (0.3%)
Other Securities		16,905,276	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		55,924,923	1.1%

SOUTH AFRICA — (3.8%)
Gold Fields, Ltd., Sponsored ADR	1,266,996	13,848,266	0.3%
#* Harmony Gold Mining Co., Ltd., Sponsored ADR	1,937,941	9,515,290	0.2%
# Impala Platinum Holdings, Ltd.	1,297,780	11,550,658	0.2%
* Northam Platinum, Ltd.	1,057,434	10,159,750	0.2%
Sibanye Stillwater, Ltd.	3,593,907	10,597,423	0.2%
SPAR Group, Ltd. (The)	830,715	8,806,484	0.2%
Other Securities		122,568,067	2.5%

TOTAL SOUTH AFRICA		187,045,938	3.8%

SOUTH KOREA — (15.1%)
Seegene, Inc.	65,372	14,970,889	0.3%

214

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$734,033,610	15.0%

TOTAL SOUTH KOREA		749,004,499	15.3%

TAIWAN — (19.7%)
Other Securities		980,232,112	20.0%

THAILAND — (3.0%)
Other Securities		150,837,256	3.1%

TURKEY — (1.2%)
Other Securities		60,971,820	1.2%

UNITED ARAB EMIRATES — (0.2%)
Other Securities		9,004,400	0.2%

UNITED STATES — (0.0%)
Other Security		23,524	0.0%

TOTAL COMMON STOCKS		4,810,658,174	98.0%

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.7%)
Other Securities		35,939,297	0.8%

CHILE — (0.0%)
Other Security		799,564	0.0%

COLOMBIA — (0.0%)
Other Security		19,862	0.0%

TOTAL PREFERRED STOCKS		36,758,723	0.8%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		15,562	0.0%

MALAYSIA — (0.0%)
Other Securities		230,564	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,824	0.0%

TAIWAN — (0.0%)
Other Securities		58,128	0.0%

THAILAND — (0.0%)
Other Securities		56,475	0.0%

TOTAL RIGHTS/WARRANTS		362,553	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,637,948,288)		4,847,779,450

215

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	10,596,378	$122,610,691	2.5%

TOTAL INVESTMENTS—(100.0%) (Cost $4,760,537,239)		$4,970,390,141	101.3%

As of October 31, 2020, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	282	12/18/20	$15,350,175	$15,536,790	$186,615
S&P 500® Emini Index	53	12/18/20	8,592,769	8,651,455	58,686

Total Futures Contracts			$23,942,944	$24,188,245	$245,301

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$203,081,561	—	—	$203,081,561
Chile	92,526	$46,003,028	—	46,095,554
China	101,370,733	1,177,578,216	—	1,278,948,949
Colombia	7,789,489	—	—	7,789,489
Greece	—	19,440,598	—	19,440,598
Hong Kong	4,820,053	10,948,703	—	15,768,756
Hungary	—	4,787,201	—	4,787,201
India	1,522,030	589,649,320	—	591,171,350
Indonesia	838,960	82,875,723	—	83,714,683
Malaysia	—	107,591,478	—	107,591,478
Mexico	122,868,785	15,897	—	122,884,682
Philippines	—	55,570,858	—	55,570,858
Poland	—	45,068,775	—	45,068,775
Qatar	—	18,794,492	—	18,794,492
Russia	16,905,276	—	—	16,905,276
Saudi Arabia	638,560	55,286,363	—	55,924,923
South Africa	23,596,920	163,449,018	—	187,045,938
South Korea	5,519,634	743,484,865	—	749,004,499
Taiwan	69,564	980,162,548	—	980,232,112
Thailand	150,837,256	—	—	150,837,256
Turkey	—	60,971,820	—	60,971,820
United Arab Emirates	—	9,004,400	—	9,004,400
United States	—	23,524	—	23,524
Preferred Stocks
Brazil	35,939,297	—	—	35,939,297
Chile	—	799,564	—	799,564
Colombia	19,862	—	—	19,862
Rights/Warrants
Brazil	—	15,562	—	15,562
Malaysia	—	230,564	—	230,564

216

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$1,824	—	$1,824
Taiwan	—	58,128	—	58,128
Thailand	—	56,475	—	56,475
Securities Lending Collateral	—	122,610,691	—	122,610,691
Futures Contracts**	$245,301	—	—	245,301

TOTAL	$676,155,807	$4,294,479,635	—	$4,970,635,442

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

217

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $255,131, $123,065, $117,829 and $29,285 of securities on loan, respectively)	$9,327,415	$2,919,304	$1,517,150	$1,469,857
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $263,894, $57,829, $42,042 and $31,239, respectively)	264,011	57,849	42,048	31,246
Segregated Cash for Futures Contracts	6,312	—	—	—
Foreign Currencies at Value	78,986	903	5,766	47
Cash	3,081	1,309	201	608
Receivables:
Investment Securities Sold	15,422	2,619	2,354	2,741
Dividends, Interest and Tax Reclaims	59,766	19,483	3,861	2,834
Securities Lending Income	100	261	281	28
Unrealized Gain on Foreign Currency Contracts	18	5	1	1
Prepaid Expenses and Other Assets	1	—	—	1

Total Assets	9,755,112	3,001,733	1,571,662	1,507,363

LIABILITIES:
Payables:
Upon Return of Securities Loaned	263,837	57,878	42,044	31,244
Investment Securities Purchased	5,880	—	2,257	—
Due to Advisor	1,689	259	134	131
Futures Margin Variation	989	—	—	—
Unrealized Loss on Foreign Currency Contracts	5	—	—	—
Accrued Expenses and Other Liabilities	1,162	443	213	206

Total Liabilities	273,562	58,580	44,648	31,581

NET ASSETS	$9,481,550	$2,943,153	$1,527,014	$1,475,782

Investment Securities at Cost	$11,119,511	$2,621,667	$1,623,607	$1,646,994

Foreign Currencies at Cost	$79,598	$905	$5,771	$47

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

218

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $311,792, $168,651, $143,862 and $408,590 of securities on loan, respectively)	$4,577,663	$967,699	$5,676,953	$4,847,779
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $324,368, $146,309, $86,814 and $122,589, respectively)	324,418	146,332	86,837	122,611
Segregated Cash for Futures Contracts	—	—	3,400	1,981
Foreign Currencies at Value	—	1,204	21,390	27,927
Cash	1,156	2	13,853	729
Receivables:
Investment Securities Sold	6,885	1,592	23,006	28,920
Dividends, Interest and Tax Reclaims	16,682	383	5,438	4,757
Securities Lending Income	914	197	188	1,347
Futures Margin Variation	—	—	—	408
Unrealized Gain on Foreign Currency Contracts	13	—	11	40

Total Assets	4,927,731	1,117,409	5,831,076	5,036,499

LIABILITIES:
Payables:
Due to Custodian	253	—	—	—
Upon Return of Securities Loaned	324,448	146,315	86,841	122,565
Investment Securities Purchased	104	—	5,592	5,049
Due to Advisor	420	86	496	858
Futures Margin Variation	—	—	495	—
Unrealized Loss on Foreign Currency Contracts	—	—	3	—
Deferred Taxes Payable	—	—	12,536	—
Accrued Expenses and Other Liabilities	561	125	788	1,073

Total Liabilities	325,786	146,526	106,751	129,545

NET ASSETS	$4,601,945	$970,883	$5,724,325	$4,906,954

Investment Securities at Cost	$4,362,167	$979,047	$3,825,169	$4,637,948

Foreign Currencies at Cost	$(249)	$1,203	$20,836	$27,823

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $33,423, $7,633, $703 and $419, respectively)	$314,389	$68,798	$60,440	$43,863
Income from Securities Lending	5,774	4,338	4,128	613

Total Investment Income	320,163	73,136	64,568	44,476

Expenses
Investment Management Fees	21,518	3,240	1,488	1,781
Accounting & Transfer Agent Fees	491	151	79	89
Custodian Fees	610	465	208	65
Shareholders’ Reports	44	31	29	29
Directors’/Trustees’ Fees & Expenses	87	29	12	13
Professional Fees	215	57	28	34
Other	428	138	58	73

Total Expenses	23,393	4,111	1,902	2,084

Fees Paid Indirectly (Note C)	815	55	33	15

Net Expenses	22,578	4,056	1,869	2,069

Net Investment Income (Loss)	297,585	69,080	62,699	42,407

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(566,996)	(64,936)	(77,003)	(34,350)
Affiliated Investment Companies Shares Sold	72	(9)	(11)	(1)
Futures	40,717	—	608	(394)
Foreign Currency Transactions	3,123	228	(267)	(444)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,004,930)	(116,647)	(1,299)	(329,338)
Affiliated Investment Companies Shares	85	9	1	4
Futures	(3,281)	—	—	—
Translation of Foreign Currency-Denominated Amounts	1,379	182	1	(381)

Net Realized and Unrealized Gain (Loss)	(2,529,831)	(181,173)	(77,970)	(364,904)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,232,246)	$(112,093)	$(15,271)	$(322,497)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $14,486, $3,388, $19,423 and $15,959, respectively)	$103,850	$19,653	$142,518	$135,751
Income from Securities Lending	11,592	2,427	3,313	23,661

Total Investment Income	115,442	22,080	145,831	159,412

Expenses
Investment Management Fees	5,081	1,004	5,796	10,989
Accounting & Transfer Agent Fees	234	52	264	252
Custodian Fees	545	60	1,438	2,540
Shareholders’ Reports	35	28	37	37
Directors’/Trustees’ Fees & Expenses	39	8	50	43
Professional Fees	111	17	311	195
Other	208	35	556	477

Total Expenses	6,253	1,204	8,452	14,533

Fees Paid Indirectly (Note C)	87	6	456	276

Net Expenses	6,166	1,198	7,996	14,257

Net Investment Income (Loss)	109,276	20,882	137,835	145,155

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	92,887	(221,703)	52,822	(389,082)
Affiliated Investment Companies Shares Sold	(26)	(8)	(9)	(5)
Futures	(260)	—	20,410	16,698
Foreign Currency Transactions	1,299	(151)	(3,976)	(4,808)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(384,869)	206,814	21,823	127,570
Affiliated Investment Companies Shares	(9)	3	3	(2)
Futures	—	—	(366)	(512)
Translation of Foreign Currency-Denominated Amounts	825	(2)	(16)	(103)

Net Realized and Unrealized Gain (Loss)	(290,153)	(15,047)	90,691	(250,244)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(180,877)	$5,835	$228,526	$(105,089)

**	Net of foreign capital gain taxes withheld of $0, $0, $163 and $163, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$297,585	$472,464	$69,080	$81,603	$62,699	$68,215
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(566,996)	(46,440)	(64,936)	63,546	(77,003)	28,597
Affiliated Investment Companies Shares Sold	72	14	(9)	—	(11)	3
Futures	40,717	3,070	—	—	608	(97)
Foreign Currency Transactions	3,123	928	228	893	(267)	(572)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,004,930)	(6,446)	(116,647)	2,479	(1,299)	(10,141)
Affiliated Investment Companies Shares	85	(10)	9	10	1	4
Futures	(3,281)	7,836	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	1,379	652	182	9	1	16

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,232,246)	432,068	(112,093)	148,540	(15,271)	86,025

Transactions in Interest:
Contributions	1,038,679	903,879	71,736	105,276	82,954	84,771
Withdrawals	(1,745,733)	(1,068,437)	(764,667)	(339,736)	(182,512)	(259,324)

Net Increase (Decrease) from Transactions in Interest	(707,054)	(164,558)	(692,931)	(234,460)	(99,558)	(174,553)

Total Increase (Decrease) in Net Assets	(2,939,300)	267,510	(805,024)	(85,920)	(114,829)	(88,528)
Net Assets
Beginning of Year	12,420,850	12,153,340	3,748,177	3,834,097	1,641,843	1,730,371

End of Year	$9,481,550	$12,420,850	$2,943,153	$3,748,177	$1,527,014	$1,641,843

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$42,407	$76,252	$109,276	$146,906	$20,882	$26,482
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(34,350)	45,398	92,887	271,616	(221,703)	(81,417)
Affiliated Investment Companies Shares Sold	(1)	2	(26)	7	(8)	(6)
Futures	(394)	—	(260)	—	—	—
Foreign Currency Transactions	(444)	(1,016)	1,299	(101)	(151)	172
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(329,338)	105,943	(384,869)	20,336	206,814	60,948
Affiliated Investment Companies Shares	4	1	(9)	46	3	16
Translation of Foreign Currency-Denominated Amounts	(381)	552	825	63	(2)	6

Net Increase (Decrease) in Net Assets Resulting from Operations	(322,497)	227,132	(180,877)	438,873	5,835	6,201

Transactions in Interest:
Contributions	5,810	92,887	135,156	223,410	6,817	99,460
Withdrawals	(484,982)	(231,393)	(959,829)	(477,048)	(190,384)	(103,857)

Net Increase (Decrease) from Transactions in Interest	(479,172)	(138,506)	(824,673)	(253,638)	(183,567)	(4,397)

Total Increase (Decrease) in Net Assets	(801,669)	88,626	(1,005,550)	185,235	(177,732)	1,804
Net Assets
Beginning of Year	2,277,451	2,188,825	5,607,495	5,422,260	1,148,615	1,146,811

End of Year	$1,475,782	$2,277,451	$4,601,945	$5,607,495	$970,883	$1,148,615

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

223

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$137,835	$177,871	$145,155	$192,591
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	52,822	(58,802)	(389,082)	60,673
Affiliated Investment Companies Shares Sold	(9)	(6)	(5)	3
Futures	20,410	1,845	16,698	(614)
Foreign Currency Transactions	(3,976)	(438)	(4,808)	(2,493)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	21,823	502,945	127,570	564,555
Affiliated Investment Companies Shares	3	9	(2)	19
Futures	(366)	3,110	(512)	3,854
Translation of Foreign Currency-Denominated Amounts	(16)	21	(103)	42

Net Increase (Decrease) in Net Assets Resulting from Operations	228,526	626,555	(105,089)	818,630

Transactions in Interest:
Contributions	607,207	437,177	184,927	324,046
Withdrawals	(1,145,570)	(499,219)	(1,603,251)	(1,018,611)

Net Increase (Decrease) from Transactions in Interest	(538,363)	(62,042)	(1,418,324)	(694,565)

Total Increase (Decrease) in Net Assets	(309,837)	564,513	(1,523,413)	124,065
Net Assets
Beginning of Year	6,034,162	5,469,649	6,430,367	6,306,302

End of Year	$5,724,325	$6,034,162	$4,906,954	$6,430,367

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $163 and $163, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016

Total Return	(18.68%)	3.60%	(8.10%)	26.53%	(0.10%)	(1.93%)	4.47%	(7.46%)	27.10%	14.53%

Net Assets, End of Year (thousands)	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$9,729,540	$2,943,153	$3,748,177	$3,834,097	$3,989,049	$3,132,594
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.22%	0.22%	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22%	0.22%	0.22%	0.22%	0.22%	0.13%	0.12%	0.12%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	2.77%	3.92%	3.21%	3.33%	3.72%	2.13%	2.32%	1.90%	1.90%	1.99%
Portfolio Turnover Rate	12%	16%	20%	17%	17%	5%	12%	17%	13%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016

Total Return	0.14%	5.27%	(8.14%)	16.21%	16.69%	(14.87%)	10.67%	(8.90%)	29.87%	(15.82%)

Net Assets, End of Year (thousands)	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,555,736	$1,475,782	$2,277,451	$2,188,825	$2,329,912	$1,683,465
Ratio of Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.13%	0.12%	0.11%	0.11%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.13%	0.13%	0.13%	0.13%	0.13%	0.12%	0.12%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.21%	4.11%	3.96%	3.82%	4.00%	2.38%	3.43%	3.23%	3.40%	4.36%
Portfolio Turnover Rate	18%	18%	18%	14%	10%	9%	18%	14%	9%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016

Total Return	(2.23%)	8.43%	(10.78%)	34.27%	6.10%	6.02%	1.00%	(10.44%)	12.10%	20.77%

Net Assets, End of Year (thousands)	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$4,147,925	$970,883	$1,148,615	$1,146,811	$1,190,222	$933,264
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.12%	0.13%	0.13%	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.15%	2.74%	2.51%	2.33%	2.49%	2.08%	2.37%	2.11%	2.14%	2.52%
Portfolio Turnover Rate	8%	17%	15%	13%	9%	18%	12%	14%	22%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

227

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016

Total Return	2.67%	11.40%	(11.83%)	25.26%	11.44%	1.25%	13.47%	(16.06%)	21.55%	14.45%

Net Assets, End of Year (thousands)	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,997,731	$4,906,954	$6,430,367	$6,306,302	$7,253,457	$5,515,647
Ratio of Expenses to Average Net Assets	0.13%	0.14%	0.14%	0.15%	0.15%	0.25%	0.24%	0.24%	0.27%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%	0.15%	0.14%	0.15%	0.15%	0.26%	0.25%	0.24%	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	2.38%	3.04%	2.40%	2.23%	2.45%	2.64%	2.90%	2.77%	2.78%	2.89%
Portfolio Turnover Rate	22%	9%	12%	8%	5%	18%	12%	12%	15%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

228

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of eleven portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m.

229

ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i)

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the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2020, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

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Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$815
The Japanese Small Company Series	55
The Asia Pacific Small Company Series	33
The United Kingdom Small Company Series	15
The Continental Small Company Series	87
The Canadian Small Company Series	6
The Emerging Markets Series	456
The Emerging Markets Small Cap Series	276

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2020, the total related amounts paid by the Trust to the CCO were $63 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$418
The Japanese Small Company Series	108
The Asia Pacific Small Company Series	54
The United Kingdom Small Company Series	66
The Continental Small Company Series	139
The Canadian Small Company Series	32
The Emerging Markets Series	179
The Emerging Markets Small Cap Series	155

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,238,662	$1,565,966
The Japanese Small Company Series	$159,950	$767,401
The Asia Pacific Small Company Series	$265,357	$285,151
The United Kingdom Small Company Series	$166,368	$438,701
The Continental Small Company Series	$391,305	$1,070,561
The Canadian Small Company Series	$184,348	$341,667

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	Purchases	Sales
The Emerging Markets Series	$1,257,893	$1,636,494
The Emerging Markets Small Cap Series	$945,108	$2,159,526

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions

The DFA International Value Series
The DFA Short Term Investment Fund	$257,592	$4,172,345	$4,166,083	$72	$85	$264,011	22,817	$3,330	—

Total	$257,592	$4,172,345	$4,166,083	$72	$85	$264,011	22,817	$3,330	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$91,203	$476,281	$509,635	$(9)	$9	$57,849	5,000	$636	—

Total	$91,203	$476,281	$509,635	$(9)	$9	$57,849	5,000	$636	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$48,848	$244,129	$250,919	$(11)	$1	$42,048	3,634	$581	—

Total	$48,848	$244,129	$250,919	$(11)	$1	$42,048	3,634	$581	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$18,814	$169,994	$157,565	$(1)	$4	$31,246	2,700	$230	—

Total	$18,814	$169,994	$157,565	$(1)	$4	$31,246	2,700	$230	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$514,886	$1,149,359	$1,339,792	$(26)	$(9)	$324,418	28,037	$3,554	—

Total	$514,886	$1,149,359	$1,339,792	$(26)	$(9)	$324,418	28,037	$3,554	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$181,292	$677,886	$712,841	$(8)	$3	$146,332	12,646	$1,201	—

Total	$181,292	$677,886	$712,841	$(8)	$3	$146,332	12,646	$1,201	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$133,344	$643,133	$689,634	$(9)	$3	$86,837	7,505	$998	—

Total	$133,344	$643,133	$689,634	$(9)	$3	$86,837	7,505	$998	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$226,780	$545,784	$649,946	$(5)	$(2)	$122,611	10,596	$1,791	—

Total	$226,780	$545,784	$649,946	$(5)	$(2)	$122,611	10,596	$1,791	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,412,254	$988,071	$(2,808,885)	$(1,820,814)
The Japanese Small Company Series	2,746,556	657,118	(426,516)	230,602
The Asia Pacific Small Company Series	1,697,873	345,260	(483,934)	(138,674)
The United Kingdom Small Company Series	1,697,627	308,178	(504,701)	(196,523)
The Continental Small Company Series	4,718,799	1,262,762	(1,079,467)	183,295
The Canadian Small Company Series	1,151,361	251,770	(289,101)	(37,331)
The Emerging Markets Series	3,937,373	2,325,868	(499,442)	1,826,426
The Emerging Markets Small Cap Series	4,852,942	1,222,216	(1,104,728)	117,488

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$109,918
The Asia Pacific Small Company Series	1,427
The United Kingdom Small Company Series	465

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Futures*
The Emerging Markets Series	$54,034
The Emerging Markets Small Cap Series	38,684

*	Average Notional Value of contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Equity Contracts*,(1)
The Emerging Markets Series	$322	$322
The Emerging Markets Small Cap Series	245	245

	Liability Derivatives Value
	Total Value at October 31, 2020	Equity Contracts (2)
The DFA International Value Series	$(2,236)	$(2,236)
The Emerging Markets Series	(285)	(285)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$40,717	$40,717
The Asia Pacific Small Company Series	608	608	*
The United Kingdom Small Company Series	(394)	(394	)*
The Continental Small Company Series	(260)	(260	)*
The Emerging Markets Series	20,410	20,410
The Emerging Markets Small Cap Series	16,698	16,698

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(3,281)	$(3,281)
The Emerging Markets Series	(366)	(366)

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	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The Emerging Markets Small Cap Series	$(512)	$(512)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
The DFA International Value Series	1.05%	$5,051	27	$4	$26,672	—
The Japanese Small Company Series	1.29%	10,351	25	9	39,665	—
The Asia Pacific Small Company Series	1.18%	120	37	—	1,588	—
The United Kingdom Small Company Series	1.88%	117	12	—	278	—
The Continental Small Company Series	1.22%	5,962	8	1	36,080	—
The Canadian Small Company Series	1.22%	243	19	—	2,070	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
The Emerging Markets Series	1.00%	$6,009	9	$1	$23,073	—
The Emerging Markets Small Cap Series	1.18%	9,458	37	10	39,369	—

*	Number of Days Outstanding represents the total single or consecutive days during the year ended October 31, 2020, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2020.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$74,530	$141,663	$(89,237)
The Japanese Small Company Series	28,652	26,969	802
The Asia Pacific Small Company Series	30,308	33,449	3,587
The United Kingdom Small Company Series	14,591	13,013	(11,437)
The Continental Small Company Series	24,868	51,077	(2,895)
The Canadian Small Company Series	38,671	17,745	(12,151)
The Emerging Markets Series	1,169	2,421	(1,126)
The Emerging Markets Small Cap Series	3,427	3,807	(751)

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J. Securities Lending:

As of October 31, 2020, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$9,145
The Japanese Small Company Series	76,030
The Asia Pacific Small Company Series	88,424
The United Kingdom Small Company Series	105
The Continental Small Company Series	12,013
The Canadian Small Company Series	31,442
The Emerging Markets Series	67,242
The Emerging Markets Small Cap Series	321,403

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$263,837	—	—	—	$263,837
The Japanese Small Company Series
Common Stocks	57,878	—	—	—	57,878
The Asia Pacific Small Company Series
Common Stocks	42,044	—	—	—	42,044
The United Kingdom Small Company Series
Common Stocks	31,244	—	—	—	31,244
The Continental Small Company Series
Common Stocks, Rights/Warrants	324,448	—	—	—	324,448
The Canadian Small Company Series
Common Stocks, Rights/Warrants	146,315	—	—	—	146,315
The Emerging Markets Series
Common Stocks	86,841	—	—	—	86,841
The Emerging Markets Small Cap Series
Common Stocks	122,565	—	—	—	122,565

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

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On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). Beginning January 11, 2021, the Order will prohibit U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Funds.

241

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

DIMENSIONAL EMERGING MARKETS VALUE FUND

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

243

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

244

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

245

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the value segment of emerging markets. As of October 31, 2020, the Fund held approximately 2,870 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

For the 12 months ended October 31, 2020, total returns were -9.41% for the Fund and 8.25% for the MSCI Emerging Markets Index (net dividends), the Fund’s benchmark. The Fund’s focus on low relative price (value) stocks had a negative impact on performance relative to the style-neutral benchmark, as value stocks underperformed high relative price (growth) stocks in emerging markets for the period. With small-cap stocks underperforming large-cap stocks, the Fund’s inclusion of small-caps also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

246

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

247

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return Institutional Class Shares	$1,000.00	$1,119.80	0.14%	$0.75
Hypothetical 5% Annual Return Institutional Class Shares	$1,000.00	$1,024.43	0.14%	$0.71

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

248

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	6.1%
Consumer Discretionary	8.3%
Consumer Staples	2.5%
Energy	11.8%
Financials	26.8%
Health Care	2.2%
Industrials	9.0%
Information Technology	10.6%
Materials	14.2%
Real Estate	7.0%
Utilities	1.5%

100.0%

249

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
BRAZIL — (3.8%)
Petroleo Brasileiro SA	13,010,994	$43,083,137	0.3%
# Petroleo Brasileiro SA, Sponsored ADR	10,919,479	72,177,756	0.6%
# Petroleo Brasileiro SA, Sponsored ADR	7,354,006	48,757,060	0.4%
Vale SA	19,189,949	202,502,886	1.6%
Other Securities		120,277,212	0.9%

TOTAL BRAZIL		486,798,051	3.8%

CHILE — (0.8%)
Other Securities		105,259,000	0.8%

CHINA — (34.1%)
Agricultural Bank of China, Ltd., Class H	168,975,000	57,488,052	0.5%
* Baidu, Inc., Sponsored ADR	850,256	113,126,561	0.9%
Bank of China, Ltd., Class H	429,401,817	135,631,320	1.1%
China Construction Bank Corp., Class H	536,266,101	369,547,974	2.9%
China Merchants Bank Co., Ltd., Class H	9,899,500	51,565,831	0.4%
China Mobile, Ltd.	47,016,500	287,578,277	2.3%
# China Mobile, Ltd., Sponsored ADR	1,828,857	56,200,776	0.5%
China National Building Material Co., Ltd., Class H	39,005,250	44,897,440	0.4%
China Overseas Land & Investment, Ltd.	35,908,000	90,193,360	0.7%
China Resources Land, Ltd.	27,684,000	113,218,297	0.9%
China Shenhua Energy Co., Ltd., Class H	30,249,000	52,410,637	0.4%
CNOOC, Ltd.	135,780,000	124,232,684	1.0%
# CNOOC, Ltd., Sponsored ADR	251,574	23,174,997	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	220,336,358	1.7%
PetroChina Co., Ltd., Class H	176,780,000	49,646,414	0.4%
* Trip.com Group, Ltd., ADR	2,378,359	68,401,605	0.5%
Other Securities		2,553,703,914	19.5%

TOTAL CHINA		4,411,354,497	34.3%

COLOMBIA — (0.1%)
Other Securities		13,754,828	0.1%

CZECH REPUBLIC — (0.2%)
Other Security		21,954,944	0.2%

GREECE — (0.2%)
Other Securities		19,330,083	0.2%

HONG KONG — (0.1%)
Other Securities		11,047,184	0.1%

HUNGARY — (0.2%)
Other Securities		22,221,112	0.2%

INDIA — (11.2%)
* Axis Bank, Ltd.	8,523,857	56,329,366	0.5%
Bharti Airtel, Ltd.	8,859,463	51,682,131	0.4%
#* ICICI Bank, Ltd., Sponsored ADR	5,868,831	61,916,166	0.5%
Reliance Industries, Ltd.	17,062,685	475,326,938	3.7%
Wipro, Ltd.	9,688,471	44,470,377	0.4%

250

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Other Securities		$765,601,726	5.8%

TOTAL INDIA		1,455,326,704	11.3%

INDONESIA — (1.7%)
Other Securities		222,498,298	1.7%

MALAYSIA — (2.0%)
Other Securities		263,749,256	2.0%

MEXICO — (2.6%)
* Grupo Financiero Banorte S.A.B. de C.V., Class O	13,470,783	60,077,605	0.5%
# Grupo Mexico S.A.B. de C.V., Class B	26,674,348	76,056,128	0.6%
Other Securities		202,392,250	1.5%

TOTAL MEXICO		338,525,983	2.6%

PHILIPPINES — (1.1%)
Other Securities		137,610,706	1.1%

POLAND — (0.6%)
Other Securities		83,612,237	0.6%

QATAR — (0.1%)
Other Securities		18,397,840	0.1%

RUSSIA — (1.2%)
Gazprom PJSC, Sponsored ADR	13,197,152	50,559,042	0.4%
Lukoil PJSC, Sponsored ADR	1,567,520	80,199,247	0.6%
Other Securities		22,795,935	0.2%

TOTAL RUSSIA		153,554,224	1.2%

SAUDI ARABIA — (1.4%)
Other Securities		181,979,535	1.4%

SOUTH AFRICA — (3.6%)
Gold Fields, Ltd., Sponsored ADR	4,043,915	44,199,991	0.4%
# MTN Group, Ltd.	17,362,155	61,991,752	0.5%
# Standard Bank Group, Ltd.	8,692,029	56,836,235	0.5%
Other Securities		309,122,180	2.3%

TOTAL SOUTH AFRICA		472,150,158	3.7%

SOUTH KOREA — (13.3%)
Hana Financial Group, Inc.	2,258,552	61,009,048	0.5%
Hyundai Mobis Co., Ltd.	283,243	56,751,564	0.5%
Hyundai Motor Co.	625,316	91,531,258	0.7%
# KB Financial Group, Inc., ADR	2,791,178	99,728,790	0.8%
Kia Motors Corp.	1,464,704	65,690,709	0.5%
LG Electronics, Inc.	1,110,054	82,520,798	0.7%
# POSCO, Sponsored ADR	1,001,387	46,374,232	0.4%
Samsung Electronics Co., Ltd.	1,859,363	93,462,013	0.7%
Other Securities		1,129,694,320	8.6%

TOTAL SOUTH KOREA		1,726,762,732	13.4%

251

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (16.8%)
Cathay Financial Holding Co., Ltd.	60,483,459	$81,273,650	0.7%
China Steel Corp.	95,778,320	68,037,274	0.5%
CTBC Financial Holding Co., Ltd.	128,423,073	81,100,440	0.6%
E.Sun Financial Holding Co., Ltd.	77,915,310	66,244,829	0.5%
First Financial Holding Co., Ltd.	71,961,241	50,493,024	0.4%
Fubon Financial Holding Co., Ltd.	44,449,471	63,320,705	0.5%
Hon Hai Precision Industry Co., Ltd.	53,136,192	144,112,269	1.1%
Taiwan Cement Corp.	57,812,948	82,046,639	0.7%
# United Microelectronics Corp.	78,777,681	84,666,360	0.7%
Yuanta Financial Holding Co., Ltd.	80,471,994	50,031,701	0.4%
Other Securities		1,403,433,958	10.8%

TOTAL TAIWAN		2,174,760,849	16.9%

THAILAND — (2.0%)
PTT PCL	66,812,900	66,453,835	0.5%
Other Securities		191,493,648	1.5%

TOTAL THAILAND		257,947,483	2.0%

TURKEY — (0.5%)
Other Securities		65,394,133	0.5%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		14,562,437	0.1%

UNITED STATES — (0.0%)
Other Security		98,855	0.0%

TOTAL COMMON STOCKS		12,658,651,129	98.3%

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.5%)
Petroleo Brasileiro SA	13,455,005	44,412,690	0.4%
Other Securities		15,282,263	0.1%

TOTAL BRAZIL		59,694,953	0.5%

COLOMBIA — (0.0%)
Other Securities		4,904,924	0.0%

TOTAL PREFERRED STOCKS		64,599,877	0.5%

RIGHTS/WARRANTS — (0.0%)

MALAYSIA — (0.0%)
Other Securities		405,349	0.0%

SOUTH KOREA — (0.0%)
Other Security		254,155	0.0%

252

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$2,313	0.0%

TOTAL RIGHTS/WARRANTS		661,817	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,107,440,251)		12,723,912,823

		Value†

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	19,810,381	229,225,917	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $13,336,594,488)		$12,953,138,740	100.6%

As of October 31, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/18/20	$35,377,256	$35,811,750	$434,494
S&P 500® Emini Index	341	12/18/20	56,486,741	55,663,135	(823,606)

Total Futures Contracts			$91,863,997	$91,474,885	$(389,112)

Summary of the Fund’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$486,798,051	—	—	$486,798,051
Chile	22,773,370	$82,485,630	—	105,259,000
China	441,920,900	3,969,433,597	—	4,411,354,497
Colombia	13,754,828	—	—	13,754,828
Czech Republic	—	21,954,944	—	21,954,944
Greece	42,454	19,287,629	—	19,330,083
Hong Kong	6,516,246	4,530,938	—	11,047,184
Hungary	—	22,221,112	—	22,221,112
India	74,865,280	1,380,461,424	—	1,455,326,704
Indonesia	923,002	221,575,296	—	222,498,298
Malaysia	—	263,749,256	—	263,749,256
Mexico	338,525,983	—	—	338,525,983
Philippines	—	137,610,706	—	137,610,706
Poland	—	83,612,237	—	83,612,237
Qatar	—	18,397,840	—	18,397,840
Russia	16,978,168	136,576,056	—	153,554,224
Saudi Arabia	—	181,979,535	—	181,979,535
South Africa	96,169,700	375,980,458	—	472,150,158
South Korea	210,985,568	1,515,777,164	—	1,726,762,732
Taiwan	16,381,437	2,158,379,412	—	2,174,760,849
Thailand	257,947,483	—	—	257,947,483
Turkey	—	65,394,133	—	65,394,133

253

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	—	$14,562,437	—	$14,562,437
United States	—	98,855	—	98,855
Preferred Stocks
Brazil	$59,694,953	—	—	59,694,953
Colombia	4,904,924	—	—	4,904,924
Rights/Warrants
Malaysia	—	405,349	—	405,349
South Korea	—	254,155	—	254,155
Taiwan	—	2,313	—	2,313
Securities Lending Collateral	—	229,225,917	—	229,225,917
Futures Contracts**	(389,112)	—	—	(389,112)

TOTAL	$2,048,793,235	$10,903,956,393	—	$12,952,749,628

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

254

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $458,438 of securities on loan)*	$12,723,913
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $229,154)	229,226
Segregated Cash for Futures Contracts	7,192
Foreign Currencies at Value	70,818
Cash	13,826
Receivables:
Investment Securities Sold	60,270
Dividends, Interest and Tax Reclaims	7,777
Securities Lending Income	880
Unrealized Gain on Foreign Currency Contracts	39

Total Assets	13,113,941

LIABILITIES:
Payables:
Upon Return of Securities Loaned	229,200
Investment Securities Purchased	5,039
Due to Advisor	1,122
Futures Margin Variation	1,090
Unrealized Loss on Foreign Currency Contracts	18
Deferred Taxes Payable	4,533
Accrued Expenses and Other Liabilities	2,684

Total Liabilities	243,686

NET ASSETS	$12,870,255

Investment Securities at Cost	$13,107,440

Foreign Currencies at Cost	$70,646

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $71,099)	$493,809
Income from Securities Lending	10,493

Total Investment Income	504,302

Expenses
Investment Management Fees	14,821
Accounting & Transfer Agent Fees	716
Custodian Fees	4,267
Shareholders’ Reports	79
Directors’/Trustees’ Fees & Expenses	122
Professional Fees	516
Other	2,677

Total Expenses	23,198

Fees Paid Indirectly (Note C)	1,109

Net Expenses	22,089

Net Investment Income (Loss)	482,213

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(1,060,455)
Futures	32,312
Foreign Currency Transactions	(13,373)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,145,339)
Affiliated Investment Companies Shares	14
Futures	(3,697)
Translation of Foreign Currency-Denominated Amounts	(40)

Net Realized and Unrealized Gain (Loss)	(2,190,578)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,708,365)

**	Net of foreign capital gain taxes withheld of $370.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$482,213	$520,823
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(1,060,455)	(179,248)
Affiliated Investment Companies Shares Sold	—	(19)
Futures	32,312	5,514
Foreign Currency Transactions	(13,373)	(3,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,145,339)	474,939
Affiliated Investment Companies Shares	14	35
Futures	(3,697)	12,212
Translation of Foreign Currency-Denominated Amounts	(40)	(50)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,708,365)	831,061

Transactions in Interest:
Contributions	916,139	1,538,030
Withdrawals	(3,763,616)	(1,627,901)

Net Increase (Decrease) from Transactions in Interest	(2,847,477)	(89,871)

Total Increase (Decrease) in Net Assets	(4,555,842)	741,190
Net Assets
Beginning of Year	17,426,097	16,684,907

End of Year	$12,870,255	$17,426,097

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $370.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $1.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Total Return	(9.41%)	5.24%	(9.06%)	24.89%	15.80%

Net Assets, End of Year (thousands)	$12,870,255	$17,426,097	$16,684,907	$19,612,211	$16,647,507
Ratio of Expenses to Average Net Assets	0.14%	0.13%	0.14%	0.16%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14%	0.15%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.25%	2.95%	2.78%	2.64%	2.72%
Portfolio Turnover Rate	20%	14%	13%	14%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign

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investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $656 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January

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following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2020, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2020, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$1,109

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amounts paid by the Fund to the CCO were $12 (in thousands) and are included in Other Expenses on the Statement of Operations.

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D. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$2,830,349	$5,121,116

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

1. The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$398,290	$1,877,609	$2,046,687	—	$14	$229,226	19,810	$2,913	—

Total	$398,290	$1,877,609	$2,046,687	—	$14	$229,226	19,810	$2,913	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$13,449,306	$2,557,581	$(3,053,725)	$(496,144)

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$119,847

*	Average Notional Value of contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$434	$434

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	Liability Derivatives Value
	Total Value at October 31, 2020	Equity Contracts (2)
Dimensional Emerging Markets Value Fund.	$(824)	$(824)

(1)	Presented on Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(2)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund.	$32,312	$32,312

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund.	$(3,697)	$(3,697)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

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For the year ended October 31, 2020, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Dimensional Emerging Markets Value Fund	1.06%	$19,685	19	$9	$82,821	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Fund did not use the interfund lending program during the year ended October 31, 2020.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2020, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$1,000	$5,517	$270

I. Securities Lending:

As of October 31, 2020, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund.	$324,063

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The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks.	$229,200	—	—	—	$229,200

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

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annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). Beginning January 11, 2021, the Order will prohibit U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Funds.

267

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

269

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

270

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

271

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

272

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since September 2019)

•  Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

273

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2016) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•  DFA Investment Dimensions Group Inc.

•  Dimensional Investment Group Inc.

•  The DFA Investment Trust Company

•  Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•  Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•  Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since June 2020)

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Vice President and Assistant Treasurer (since June 2020)

274

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  the DFA Fund Complex (since 2017)

•  Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•  all the DFA Entities (since 2001)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary of

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

275

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Fund II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•  Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

276

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

277

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	94%	—	7%	100%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	100%	—	—
Global Small Company Portfolio	100%	—	—	—	—	100%	—	48%	—	4%	53%	—	—
International Small Company Portfolio	47%	—	53%	—	—	100%	—	100%	—	7%	88%	—	—
Japanese Small Company Portfolio	61%	—	39%	—	—	100%	—	90%	—	8%	94%	—	—
Asia Pacific Small Company Portfolio	100%	—	—	—	—	100%	—	28%	—	1%	78%	—	—
United Kingdom Small Company Portfolio	23%	16%	61%	—	—	100%	—	100%	—	—	97%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	100%	—	14%	93%	—	—
DFA International Real Estate Securities Portfolio	100%	—	—	—	—	100%	—	—	—	2%	(95%)	—	—
DFA Global Real Estate Securities Portfolio	85%	—	15%	—	—	100%	—	—	—	—	—	—	—
DFA International Small Cap Value Portfolio	52%	—	48%	—	—	100%	—	100%	—	9%	91%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	9%	92%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	89%	—	8%	100%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	90%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	92%	—	8%	97%	—	—
World Core Equity Portfolio	91%	—	9%	—	—	100%	—	57%	—	—	—	—	—
Selectively Hedged Global Equity Portfolio	100%	—	—	—	—	100%	—	55%	—	—	—	—	—
Emerging Markets Portfolio	100%	—	—	—	—	100%	—	92%	—	8%	94%	—	—
Emerging Markets Small Cap Portfolio	76%	—	24%	—	—	100%	—	96%	—	4%	69%	—	—
Emerging Markets Value Portfolio	100%	—	24%	—	—	100%	—	100%	—	8%	94%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	80%	—	7%	96%	—	—

See accompanying Notes to Financial Statements.

278

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
Emerging Markets Targeted Value Portfolio	67%	33%	—	—	—	100%	—	31%	—	5%	71%	—	—
Dimensional Investment Group Inc.
DFA International Value Portfolio	100%	—	—	—	—	100%	—	100%	—	7%	97%	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)

“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income. (6) The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

See accompanying Notes to Financial Statements.

279

DFA103120-001AI 00253043

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio

DFA Global Core Plus Fixed Income Portfolio

DFA Investment Grade Portfolio

DFA Diversified Fixed Income Portfolio

DFA LTIP Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Duration Real Return Portfolio

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA Selective State Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

DFA Oregon Municipal Bond Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio DFA Two-Year Government Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

LIBOR	London Interbank Offered Rate

SA	Special Assessment

SOFR	Secured Overnight Financing Rate

USTMMR	U.S. Treasury Money Market Rate

P.L.C.	Public Limited Company

BBSW	Bank Bill Swap Rate

CDOR	Canadian Dollar Offered Rate

EURIBOR	Euro Interbank Offered Rate

SONIO/N	Sterling Overnight Index Average

AGM	Assured Guaranty Municipal Corporation

BAN	Bond Anticipation Note

ETM	Escrowed to Maturity

GO	General Obligation

NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate

PSF-GTD	Public School Fund Guarantee

Q-SBLF	School Bond Qualification and Loan Program

RB	Revenue Bond

RN	Revenue Note

SCH BD GTY	School Bond Guaranty

SCSDE	South Carolina State Department of Education

ST	Special Tax

ST AID DIR DEP	State Aid Direct Deposit

ST AID WITHHLDG	State Aid Withholding

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual

SD CRED PROG	School District Credit Program

ST HGR ED INTER	Higher Education Revenue Bond Intercept Program

NPFGC	National Public Finance Guarantee Corp.

SCH BD RES FD	School Board Resolution Fund

ST GTD	State Guaranteed

FGIC	Federal Guaranty Insurance Corporation

MN CRED PROG	Minnesota School District Credit Program

USD	United States Dollar

AUD	Australian Dollars

CAD	Canadian Dollars

DKK	Danish Krone

EUR	Euro

GBP	British Pounds

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollars
JPY	Japanese Yen

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Investment Footnotes

†	See Note B to Financial Statements.

(r)	The adjustable rate shown is effective as of October 31, 2020. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

^	Denominated in USD, unless otherwise noted.

¥	Rates reflect the effective yields at purchase date.

±	Face Amount of security is not adjusted for inflation.

~	Security pledged as collateral for Swap Agreements.

¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

(D)	Annualized

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

CPI	Consumer Price Index

Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA One-Year Fixed Income Portfolio vs.

ICE BofAML US 6-Month Treasury Bill Index,

ICE BofAML 1-Year US Treasury Note Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2020 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	0.84%	1.30%	0.90%

DFA Two-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD Terms

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	1.23%	1.45%	1.05%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Selectively Hedged Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-3 Years, in USD Terms (Unhedged)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	2.20%	2.80%	1.42%

DFA Five-Year Global Fixed Income Portfolio vs.

FTSE World Government Bond Index,

1-5 Years, Currency-Hedged in USD Terms

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	1.64%	2.09%	2.16%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA World ex U.S. Government Fixed Income Portfolio vs.

FTSE Non-USD World Government Bond Index, Currency-Hedged in USD Terms

December 6, 2011-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	4.28%	5.17%	4.99%

DFA Short-Term Government Portfolio vs.

ICE BofAML 1-5 Year US Treasury & Agency Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2020 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	0.63%	1.00%	1.11%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate Government Fixed Income Portfolio vs.

Bloomberg Barclays U.S. Government Bond Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Ten Years
	7.67%	3.88%	3.33%

DFA Short-Term Extended Quality Portfolio vs.

ICE BofAML 1-5 Year US Corporate & Government Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2020 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	2.13%	2.26%	2.01%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate-Term Extended Quality Portfolio vs.

Bloomberg Barclays U.S. Credit Bond Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Ten Years
	7.37%	5.37%	4.65%

DFA Targeted Credit Portfolio vs.

Bloomberg Barclays Global Aggregate Credit 1-5 year (Hedged to USD)

May 20, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.32%	2.77%	2.58%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Global Core Plus Fixed Income Portfolio vs.

Bloomberg Barclays Global Aggregate Bond Index (hedged to USD)

January 11, 2018-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Since Inception
	5.69%	6.10%

DFA Investment Grade Portfolio vs.

Bloomberg Barclays U.S. Aggregate Bond Index

March 7, 2011-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Since Inception
	7.54%	4.52%	4.29%

8

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Diversified Fixed Income Portfolio vs.

Bloomberg Barclays U.S. Intermediate Government Bond Index

August 10, 2016-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Since Inception
	5.26%	2.65%

DFA LTIP Portfolio vs.

FTSE U.S. Inflation-Linked Securities Index, 20+ Years

March 7, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	21.75%	9.54%	4.46%

9

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Inflation-Protected Securities Portfolio vs.

Bloomberg Barclays U.S. TIPS Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.69%	4.50%	3.34%

DFA Short Duration Real Return Portfolio vs.

Bloomberg Barclays U.S. TIPS 1-5 Years Index

November 5, 2013-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.43%	2.47%	1.61%

10

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Municipal Real Return Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

November 4, 2014-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	3.77%	2.44%	1.69%

DFA California Municipal Real Return Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

November 1, 2017-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	2.04%	1.62%

11

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

March 10, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	3.11%	2.09%	2.17%

DFA Short-Term Municipal Bond Portfolio vs.

ICE BofAML 1-3 Year US Municipal Securities Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2020 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	1.02%	0.94%	0.95%

12

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

March 1, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	3.47%	2.28%	2.08%

DFA Selective State Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 30, 2020-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	Since Inception
-0.10%

13

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA California Short-Term Municipal Bond Portfolio vs.

ICE BofAML 1-3 Year California including Puerto Rico Municipal Securities Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2020 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	0.82%	0.88%	0.97%

DFA California Intermediate-Term Municipal Bond Portfolio vs.

S&P Intermediate Term California AMT-Free Municipal Bond Index

November 29, 2011-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.66%	1.99%	2.40%

14

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA NY Municipal Bond Portfolio vs.

S&P Intermediate Term New York AMT-Free Municipal Bond Index

June 16, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	1.39%	1.46%	1.69%

DFA MN Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

July 25, 2017-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	2.13%	1.55%

15

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Oregon Municipal Bond Portfolio vs.

S&P Intermediate Term National AMT-Free Municipal Bond Index

September 10, 2019-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	3.03%	2.69%

16

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2020

Bond yields decreased in the U.S. during the 12 months ended October 31, 2020. Short-term yields decreased more than long-term yields. However, given their longer duration, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well. Bond yields, however, generally increased in Japan during the period.

Long-term bond indices generally outperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2020. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 2.44%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned 8.76%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 3.25%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 14.04%.

	October 31, 2019	October 31, 2020	Change
One-Month Treasury Bill (yield)	1.59%	0.08%	-1.51%
Ten-Year U.S. Treasury Notes (yield)	1.69%	0.88%	-0.81%

Source:	Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration range, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads began the period relatively narrow and then widened in early 2020 before narrowing at the end of the period. As a result, the variable credit Portfolios began the period positioned below their maximum allowable weights in single-A, BBB, and BB rated bonds. As credit spreads widened during the period, the variable credit Portfolios generally increased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive for short-term bonds but negative for intermediate- and long-term bonds. Credit bonds did, however, generally outperform securitized bonds, such as mortgage backed securities, over the period.

17

DFA One-Year Fixed Income Portfolio

The DFA One-Year Fixed Income Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was 0.19 years as of October 31, 2020, compared to 0.15 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 0.84% for the Portfolio, 1.30% for the ICE BofA U.S. 6-Month Treasury Bill Index, and 2.02% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. The U.S. Treasury yield curve was flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums during the period. As a result, the Portfolio was focused at the shorter end of the eligible duration range. Interest rates decreased across the eligible maturity range and realized term premiums were positive for the period. As such, the Portfolio’s shorter weighted average duration detracted from performance relative to both the ICE BofA U.S. 6-Month Treasury Bill Index, and the ICE BofA 1-Year U.S. Treasury Note Index.

DFA Two-Year Global Fixed Income Portfolio

The DFA Two-Year Global Fixed Income Portfolio is designed to maximize risk-adjusted total returns consistent with the preservation of capital by investing in U.S. and foreign government securities, high-quality corporate securities, and global fixed income instruments maturing in three years or less (under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years). The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio decreased to 0.33 years as of October 31, 2020, from 0.56 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 1.23% for the Portfolio and 2.10% for the FTSE World Government Bond Index, 1-2 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the Portfolio’s weighted average duration was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. As such, the Portfolio’s allocation to securities with maturities less than one year and shorter weighted average duration detracted from performance relative to the benchmark.

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DFA Selectively Hedged Global Fixed Income Portfolio

The DFA Selectively Hedged Global Fixed Income Portfolio is designed to maximize total returns by investing in U.S. and foreign government securities, investment grade corporate securities, and global fixed income instruments. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The Portfolio hedges foreign currency exposure on a selective basis to capture higher interest rates that may be offered in foreign yield curves. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves for each country. Using current yield curves, the strategy identifies the countries and maturity ranges offering favorable expected returns. Maturity targets and country allocations are shifted as expected return premiums change. The Portfolio may emphasize investment grade obligations rated in the lower half of the investment grade spectrum or may deemphasize these securities when Dimensional believes the expected credit premium for holding such bonds is relatively low. The weighted average duration of the Portfolio decreased to 1.58 years as of October 31, 2020, from 1.68 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 2.20% for the Portfolio and 3.50% for the FTSE World Government Bond Index 1-3 Years (unhedged) in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the Portfolio’s weighted average duration was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. As such, the Portfolio’s allocation to securities with maturities less than one year, and shorter weighted average duration relative to the benchmark, detracted from relative performance. The Portfolio was fully hedged to the U.S. dollar during the period. However, during the period, the U.S. dollar generally depreciated relative to the euro. As a result, the Portfolio’s lack of unhedged exposure to euro-denominated securities detracted from performance relative to the unhedged benchmark.

DFA Five-Year Global Fixed Income Portfolio

The DFA Five-Year Global Fixed Income Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The currency exposure associated with non-U.S. dollar denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio decreased to 1.00 year as of October 31, 2020, from 2.01 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 1.64% for the Portfolio and 3.12% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the

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Portfolio’s weighted average duration was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. As such, the Portfolio’s shorter weighted average duration relative to the benchmark—primarily due to an underweight to U.S. dollar-denominated securities in the three- to five-year maturity range and allocation to securities with maturities shorter than one year—detracted from relative performance. The Portfolio’s relative overweight to British pound- and euro-denominated securities also detracted from performance relative to the benchmark.

DFA World ex U.S. Government Fixed Income Portfolio

The DFA World ex U.S. Government Fixed Income Portfolio is designed to maximize total returns by investing in high-quality debt securities issued primarily by non-U.S. government issuers and supranational organizations and their agencies. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio increased to 9.84 years as of October 31, 2020, from 9.76 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 4.28% for the Portfolio and 3.06% for the FTSE Non-USD World Government Bond Index, Currency-Hedged in USD terms, the Portfolio’s benchmark. Global developed yield curves were generally upwardly sloped in the intermediate- to long-term segments, indicating positive expected term premiums for intermediate-term strategies. Realized term premiums were generally positive during the period. As a result, the Portfolio’s underweight to securities in the one- to five-year maturity range and overweight to intermediate-term securities denominated in the British pound, Canadian dollar, and euro contributed positively to performance relative to the benchmark. The Portfolio’s underweight to securities denominated in Japanese yen also contributed positively to relative performance.

DFA Short-Term Government Portfolio

The DFA Short-Term Government Portfolio is designed to maximize risk-adjusted total returns by investing in U.S. government and U.S. government agency securities maturing in five years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio modestly increased to 0.10 year as of October 31, 2020, from 0.03 year as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 0.63% for the Portfolio and 4.11% for the ICE BofA 1-5 Year U.S. Treasury and Agency Index, the Portfolio’s benchmark. The U.S. Treasury yield curve was generally flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums during the period. As a result, the Portfolio was positioned towards the shorter end of its eligible duration range. Interest rates decreased during the period, resulting in positive realized term premiums. As such, the Portfolio’s underweight to securities in the three- to five-year maturity range and shorter weighted average duration relative to the benchmark detracted from relative performance.

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DFA Intermediate Government Fixed Income Portfolio

The DFA Intermediate Government Fixed Income Portfolio is designed to provide current income consistent with the preservation of capital from investing generally in U.S. Treasury and government agency issues with maturities of between five and 15 years. The weighted average duration of the Portfolio increased to 7.08 years as of October 31, 2020, from 6.44 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 7.67% for the Portfolio and 6.90% for the Bloomberg Barclays U.S. Government Bond Index, the Portfolio’s benchmark. Interest rates generally decreased during the period and realized term premiums were positive. The Portfolio’s emphasis on the intermediate segment of the yield curve contributed positively to performance relative to the benchmark, as the intermediate segment outperformed the combination of the short- and long-term segments of the yield curve.

DFA Short-Term Extended Quality Portfolio

The DFA Short-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses both variable maturity and variable credit approaches and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within five years and maintains a weighted average portfolio maturity and duration of three years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio modestly increased to 1.45 years as of October 31, 2020, from 1.28 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 2.13% for the Portfolio and 4.41% for the ICE BofA 1-5 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the Portfolio was positioned towards the shorter end of its eligible duration range. Interest rates decreased during the period, resulting in positive realized term premiums. As such, the Portfolio’s shorter weighted average duration—due to an underweight to securities in the three- to five-year maturity range and focus on securities with maturities less than one year—detracted from performance relative to the benchmark.

DFA Intermediate-Term Extended Quality Portfolio

The DFA Intermediate-Term Extended Quality Portfolio is designed to maximize total returns by investing in U.S. and foreign corporate debt securities with an investment grade credit rating. The Portfolio uses a variable credit approach and generally emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio was increased to 7.80 years as of October 31, 2020, compared to 6.79 years as of October 31, 2019.

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For the 12 months ended October 31, 2020, total returns were 7.37% for the Portfolio and 6.66% for the Bloomberg Barclays U.S. Credit Bond Index, the Portfolio’s benchmark. The U.S. yield curve was upwardly sloped in the intermediate- to long-term segments, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio was focused in the intermediate segment of the yield curve. Realized term premiums were positive during the period. Intermediate-term corporate bonds outperformed a combination of short- and long-term term bonds during the period. As a result, the Portfolio’s underweight to short- and long-term bonds and focus on intermediate-term corporate bonds contributed positively to relative performance.

DFA Targeted Credit Portfolio

The DFA Targeted Credit Portfolio seeks to maximize total returns by investing in U.S. and foreign corporate debt securities rated in the lower half of the investment grade spectrum as well as BB-rated securities that mature within five years. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses both variable maturity and variable credit approaches and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. While the Portfolio targets debt securities rated single-A, BBB, and BB, it may vary its exposure to credit within this range. The weighted average duration of the Portfolio decreased to 2.09 years as of October 31, 2020, from 2.17 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 2.32% for the Portfolio and 3.95% for the Bloomberg Barclays Global Aggregate Credit Index 1-5 Years (hedged to USD), the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the Portfolio was underweight securities in the three- to five-year maturity range and focused on securities with maturities less than one-year, which resulted in a shorter weighted average duration relative to the benchmark. Realized term premiums, however, were generally positive in global developed markets for the period. As such, the Portfolio’s shorter weighted average duration detracted from relative performance. Additionally, the Portfolio’s allocation to BB-rated corporate bonds also detracted from relative performance.

DFA Global Core Plus Fixed Income Portfolio

The DFA Global Core Plus Fixed Income Portfolio is designed to maximize total returns by investing in a universe of U.S. and foreign fixed income securities using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, as well as BB-rated securities, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio modestly increased to 7.28 years as of October 31, 2020, from 7.21 years as of October 31, 2019.

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For the 12 months ended October 31, 2020, total returns were 5.69% for the Portfolio and 4.32% for the Bloomberg Barclays Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Global developed yield curves were generally upwardly sloped in the intermediate- to long-term segments, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to the benchmark. Realized term premiums were positive during the period. As a result, the Portfolio’s underweight to securities in the one- to five -year maturity range and overweight to intermediate-term securities contributed positively to relative performance. Due to narrow credit spreads at the beginning of the period, the Portfolio began the period below its maximum allowable weight in single-A, BBB, and BB rated corporate securities. As credit spreads widened over the period, indicating larger expected credit premiums, the Portfolio’s allocation to single-A, BBB, and BB rated corporate securities was increased. These securities contributed positively to relative performance as they generally outperformed government and securitized securities during the latter part of the period. The Portfolio’s underweight to Japanese yen-denominated securities also contributed positively to performance relative to the benchmark.

DFA Investment Grade Portfolio

The DFA Investment Grade Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 6.02 years as of October 31, 2020, from 5.67 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 7.54% for the Portfolio and 6.19% for the Bloomberg Barclays U.S. Aggregate Bond Index, the Portfolio’s benchmark. The U.S. yield curve was upwardly sloped in the intermediate- to long-term segment, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to the benchmark. Realized term premiums were positive during the period. As a result, the Portfolio’s underweight to securities in the one- to five-year maturity range and overweight to intermediate-term securities contributed positively to relative performance. Due to narrow credit spreads at the beginning of the period, the Portfolio began the period below its maximum allowable weight in single-A, and BBB rated corporate securities. As credit spreads widened over the period, indicating larger expected credit premiums, the Portfolio’s allocation to single-A, and BBB rated corporate securities was increased. These securities contributed positively to relative performance as they generally outperformed government and securitized securities during the latter part of the period.

DFA Diversified Fixed Income Portfolio

The DFA Diversified Fixed Income Portfolio is designed to provide a market rate of return for a fixed income portfolio with low relative volatility by investing directly or through other funds managed by Dimensional (“Underlying Funds”) in a universe of U.S. and foreign debt securities, including inflation-protected securities. The Underlying Funds may include the DFA Two-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio and/or other Underlying Funds. Generally, the Portfolio or the Underlying Funds will purchase debt securities that mature within 20 years. The average duration of the Portfolio increased to 4.35 years as of October 31, 2020, from 4.09 years as of October 31, 2019.

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For the 12 months ended October 31, 2020, total returns were 5.26% for the Portfolio and 5.28% for the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Portfolio’s benchmark. The Portfolio outperformed the benchmark before fees and expenses. Realized term premiums were positive during the period as longer-term government bonds generally outperformed shorter-term government bonds. As a result, the Portfolio’s underweight to shorter-term government bonds and overweight to intermediate-term government bonds contributed positively to performance relative to the benchmark.

DFA LTIP Portfolio

The DFA LTIP Portfolio seeks to provide total return composed of income and capital appreciation consistent with inflation protected long-term instruments. The Portfolio generally invests in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities longer than 10 years. The weighted average duration of the Portfolio increased to 25.80 years as of October 31, 2020, from 24.74 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 21.75% for the Portfolio and 20.47% for the FTSE U.S. Inflation-Linked Securities Index, 20+ Years, the Portfolio’s benchmark. The Portfolio’s longer duration contributed positively to performance relative to the benchmark, as realized term premiums were positive in the U.S. Treasury Inflation-Protected Securities market.

DFA Inflation-Protected Securities Portfolio

The DFA Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing in inflation-protected securities (TIPS) issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio increased to 7.81 years as of October 31, 2020, from 7.73 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 9.69% for the Portfolio and 9.09% for the Bloomberg Barclays U.S. TIPS Index, the Portfolio’s benchmark. Real interest rates generally decreased during the period and realized real term premiums were positive. The Portfolio’s emphasis on the intermediate segment of the real yield curve contributed positively to performance relative to the benchmark, as the intermediate segment outperformed the combination of the short- and long-term segments of the real yield curve.

DFA Short-Duration Real Return Portfolio

The DFA Short-Duration Real Return Portfolio is designed to seek inflation protection and maximize total returns. The strategy pursues its investment objective by using both variable maturity and variable credit approaches and investing in a combination of investment grade debt securities, inflation-protected securities that mature within five years, and derivative instruments such as inflation swaps. The Portfolio maintains a weighted average portfolio duration of three years or less. The weighted average duration of the Portfolio decreased to 1.37 years as of October 31, 2020, from 1.76 years as of October 31, 2019.

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For the 12 months ended October 31, 2020, total returns were 2.43% for the Portfolio and 4.80% for the Bloomberg Barclays U.S. TIPS 1-5 Years Index, the Portfolio’s benchmark. The eligible segment of the U.S. real yield was relatively flat over the period, indicating smaller expected real term premiums. As such, the Portfolio’s duration was shortened during the period. Real interest rates decreased during the period, and longer duration securities generally outperformed shorter duration securities. As a result, the Portfolio’s shorter duration relative to the benchmark detracted from relative performance.

DFA Municipal Real Return Portfolio

The DFA Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from federal personal income taxes by investing in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio decreased to 3.30 years as of October 31, 2020, from 4.19 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 3.77% for the Portfolio and 3.30% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, municipal yield curves and the real yield curve were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio’s duration was decreased, although the Portfolio remained overweight intermediate-term municipal securities and underweight short-term municipal securities relative to the benchmark. Intermediate-term municipal securities outperformed shorter-term municipal securities during the period. As such, the Portfolio’s overweight to intermediate-term municipal securities contributed positively to relative performance. The Portfolio’s focus on higher-quality municipal securities also contributed positively to relative performance as higher-quality municipal securities generally outperformed lower-quality municipal securities. Conversely, the Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, detracted from relative performance as breakeven inflation rates slightly decreased over the period. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA California Municipal Real Return Portfolio

The DFA California Municipal Real Return Portfolio seeks to provide inflation protection and current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio also invests in derivative instruments to provide inflation protection. The Portfolio maintains an average portfolio duration of five years or less. The weighted average duration of the Portfolio decreased to 2.79 years as of October 31, 2020, from 4.01 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 2.04% for the Portfolio and 3.55% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the California municipal yield curve and the real yield curve were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio’s duration was decreased. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities and lack of exposure to municipal securities with

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maturities longer than 10 years detracted from performance relative to the benchmark. The Portfolio’s zero-coupon inflation swaps, designed for protection from unexpected inflation, detracted from relative performance as breakeven inflation rates decreased over the period. The benchmark is a nominal interest rate benchmark that does not contain an inflation-protection component.

DFA Municipal Bond Portfolio

The DFA Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in a universe of investment grade municipal securities. The investment strategy uses a variable maturity approach. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was decreased to 3.14 years as of October 31, 2020, compared to 3.24 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 3.11% for the Portfolio and 3.30% for S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses. The Portfolio’s focus on higher-quality municipal securities contributed positively to relative performance, as higher-quality municipal securities generally outperformed lower-quality municipal securities. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years detracted from performance relative to the benchmark.

DFA Short-Term Municipal Bond Portfolio

The DFA Short-Term Municipal Bond Portfolio seeks to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was relatively unchanged at 0.73 years as of October 31, 2020, compared to 0.74 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 1.02% for the Portfolio and 2.20% for the ICE BofA 1-3 Year U.S. Municipal Securities Index, the Portfolio’s benchmark. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities detracted from performance relative to the benchmark.

DFA Intermediate-Term Municipal Bond Portfolio

The DFA Intermediate-Term Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in high-quality municipal securities. The Portfolio will generally maintain a weighted average duration of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio decreased to 3.48 years as of October 31, 2020, compared to 3.69 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 3.47% for the Portfolio and 3.30% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s

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benchmark. The Portfolio’s focus on higher-quality municipal securities contributed positively to relative performance, as higher-quality municipal securities generally outperformed lower-quality municipal securities. During the period, municipal yield curves were relatively flat, indicating smaller expected term premiums. As a result, the Portfolio maintained a shorter weighted average duration than its benchmark. Realized term premiums were, however, positive during the period. The Portfolio’s overweight to securities in the zero- to four-year maturity range and underweight to securities with maturities greater than 10 years detracted from performance relative to the benchmark.

DFA Selective State Municipal Bond Portfolio

The DFA Selective State Municipal Bond Portfolio is designed to provide current income exempt from federal personal income tax by investing in investment grade municipal securities. The Portfolio is expected to emphasize investments in municipal bonds issued on behalf of: (i) states with no personal income tax; (ii) states that generally tax income earned from both in-state and out-of-state municipal securities; and (iii) states that do not tax income earned from in-state municipal securities and certain out-of-state municipal securities. The Portfolio will maintain a weighted average duration of more than three years but less than five years. The weighted average duration of the Portfolio was 4.51 years as of October 31, 2020.

The DFA Selective State Municipal Bond Portfolio was launched on September 30, 2020. For the one-month period ended October 31, 2020, total returns were -0.10% for the Portfolio and -0.18% for the S&P Intermediate Term National AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the one-month period, municipal yield curves indicated positive expected term premiums for full investment grade rated municipal bonds. As a result, the Portfolio was focused on the longer end of its eligible duration range but was underweight municipal securities with maturities greater than 10 years relative to the benchmark. Realized term premiums were, however, negative during the period. As such, the Portfolio’s underweight to municipal securities with maturities longer than 10 years contributed positively to relative performance.

DFA California Short-Term Municipal Bond Portfolio

The DFA California Short-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The weighted average maturity of the Portfolio generally will not exceed three years. The weighted average duration of the Portfolio was relatively unchanged at 1.10 years as of October 31, 2020, compared to 1.11 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 0.82% for the Portfolio and 1.95% for the ICE BofA 1-3 Year California including Puerto Rico Municipal Securities Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. The Portfolio’s allocation to securities with maturities shorter than one year and underweight to securities in the two- to three-year maturity range detracted from performance relative to the benchmark.

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DFA California Intermediate-Term Municipal Bond Portfolio

The DFA California Intermediate-Term Municipal Bond Portfolio is designed to provide current income that is exempt from both federal personal income taxes and California state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of California state or local governments and their agencies, instrumentalities, and regional governmental authorities. The Portfolio will generally maintain a weighted average duration of no more than half a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The weighted average duration of the Portfolio decreased to 3.43 years as of October 31, 2020, from 3.65 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 2.66% for the Portfolio and 3.55% for the S&P Intermediate Term California AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the California municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio maintained a shorter weighted average duration than its benchmark. Realized term premiums were, however, positive during the period. The Portfolio’s overweight to securities in the zero- to five-year maturity range and underweight to securities with maturities greater than nine years detracted from performance relative to the benchmark.

DFA NY Municipal Bond Portfolio

The DFA NY Municipal Bond Portfolio seeks to provide current income that is exempt from both federal personal income taxes and New York state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of New York state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The Portfolio maintains an average portfolio duration of five years or less. The average duration of the Portfolio decreased to 1.14 years as of October 31, 2020, from 1.49 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 1.39% for the Portfolio and 2.20% for the S&P Intermediate Term New York AMT-Free Municipal Bond Index, the Portfolio’s benchmark. During the period, the New York municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than seven years detracted from performance relative to the benchmark.

DFA MN Municipal Bond Portfolio

The DFA MN Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Minnesota state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Minnesota state or local governments and their agencies, instrumentalities, and regional governmental authorities. The investment strategy uses a variable maturity approach. The average duration of the Portfolio was unchanged at 2.11 years as of October 31, 2020, compared to 2.11 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 2.13% for the Portfolio and 3.30% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. The Portfolio’s focus on Minnesota securities detracted from performance relative to the S&P Intermediate-Term National AMT-Free Municipal Bond Index, as the national municipal bond market outperformed the Minnesota bond

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market. During the period, the Minnesota municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than seven years detracted from performance relative to the benchmark.

DFA Oregon Municipal Bond Portfolio

The DFA Oregon Municipal Bond Portfolio seeks to provide current income that is exempt from federal personal income taxes and Oregon state personal income taxes by investing primarily in a universe of municipal securities issued by or on behalf of Oregon state or local governments and their agencies, instrumentalities, and regional governmental authorities. The average duration of the Portfolio decreased to 3.38 years as of October 31, 2020 from 3.76 as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 3.03% for the Portfolio and 3.30% for the S&P Intermediate Term National AMT-Free Municipal Bond Index. During the period, the Oregon municipal yield curve was relatively flat, indicating smaller expected term premiums. As a result, the Portfolio was focused on the shorter end of its eligible duration range. Realized term premiums were, however, positive during the period. As such, the Portfolio’s overweight to shorter-term municipal securities and lack of exposure to municipal securities with maturities longer than 10 years detracted from performance relative to the benchmark.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020
EXPENSE TABLES
	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,001.20	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.17%	$0.87

DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,003.00	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.17%	$0.87

30

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,020.90	0.17%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.17%	$0.87

DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,007.40	0.26%	$1.31
Hypothetical 5% Annual Return	$1,000.00	$1,023.83	0.26%	$1.32

DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,026.50	0.19%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.19%	$0.97

DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$999.60	0.20%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.20%	$1.02

DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$998.30	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,015.70	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$1,056.40	0.22%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$1,032.50	0.20%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.20%	$1.02

DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,059.20	0.29%	$1.50
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.29%	$1.48

DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$1,029.10	0.22%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$1,006.70	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76

31

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$1,028.10	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.14%	$0.71

DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,046.40	0.12%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$1,040.40	0.23%	$1.18
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17

DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,070.20	0.24%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.24%	$1.22

DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$1,059.60	0.27%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.27%	$1.37

DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,026.50	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17

DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,004.70	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,028.80	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17

DFA Selective State Municipal Bond Portfolio (3)
Actual Fund Return	$1,000.00	$999.90	0.23%	$0.19
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17

DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,004.20	0.22%	$1.11
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,029.40	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17

32

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)

DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,010.20	0.24%	$1.21
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.24%	$1.22

DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,015.70	0.30%	$1.52
Hypothetical 5% Annual Return	$1,000.00	$1,023.63	0.30%	$1.53

DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$1,026.20	0.29%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.29%	$1.48

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

DFA Selective State Municipal Bond Portfolio commenced operations on September 30, 2020. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (31), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 184 day period for the period ended October 31, 2020 to allow for comparability.

33

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio
Corporate	1.8%	Corporate	7.4%	Corporate	40.9%
Government	46.4%	Government	7.8%	Government	10.1%
Foreign Corporate	8.4%	Foreign Corporate	37.0%	Foreign Corporate	34.6%
Foreign Government	22.9%	Foreign Government	28.1%	Foreign Government	6.9%
Supranational	20.5%	Supranational	19.7%	Supranational	7.5%

	100.0%		100.0%		100.0%

DFA Five-Year Global Fixed Income Portfolio		DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio
Corporate	5.9%	Government	3.2%	Government	100.0%

Government	1.0%	Foreign Government	84.4%		100.0%
Foreign Corporate	36.4%	Supranational	12.4%

Foreign Government	37.2%		100.0%
Supranational	19.5%

	100.0%

DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio		DFA Intermediate-Term Extended Quality Portfolio
Government	100.0%	Corporate	39.2%	Corporate	74.5%

	100.0%	Government	9.1%	Government	7.5%
		Foreign Corporate	32.1%	Foreign Corporate	18.0%

		Foreign Government	11.9%		100.0%
		Supranational	7.7%

			100.0%

DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
Corporate	59.1%	Corporate	47.6%	Corporate	47.0%
Government	2.6%	Government	9.1%	Government	40.6%
Foreign Corporate	36.7%	Foreign Corporate	23.3%	Foreign Corporate	12.2%
Foreign Government	1.4%	Foreign Government	17.6%	Foreign Government	0.2%

Supranational	0.2%	Supranational	2.4%		100.0%

	100.0%		100.0%

34

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation-Protected Securities Portfolio
Government	19.8%	Government	100.0%	Government	100.0%

Affiliated Investment Companies	80.2%		100.0%		100.0%

	100.0%

DFA Short-Duration Real Return Portfolio		DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio
Corporate	44.3%	Muni G.O. Local	51.1%	Muni G.O. Local	45.3%
Government	12.6%	Muni G.O. State	21.0%	Muni G.O. State	16.9%
Foreign Corporate	32.3%	Muni Revenue	24.2%	Muni Revenue	21.1%
Foreign Government	9.3%	Muni Pre-Refunded	3.7%	Muni Pre-Refunded	16.7%

Supranational	1.5%		100.0%		100.0%

	100.0%

DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio		DFA Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	58.7%	Muni G.O. Local	55.8%	Muni G.O. Local	51.4%
Muni G.O. State	22.9%	Muni G.O. State	16.1%	Muni G.O. State	29.3%
Muni Revenue	15.8%	Muni Revenue	18.0%	Muni Revenue	16.9%
Muni Pre-Refunded	2.6%	Muni Pre-Refunded	10.1%	Muni Pre-Refunded	2.4%

	100.0%		100.0%		100.0%

DFA Selective State Municipal Bond Portfolio		DFA California Short-Term Municipal Bond Portfolio		DFA California Intermediate-Term Municipal Bond Portfolio
Muni G.O. Local	38.5%	Muni G.O. Local	54.0%	Muni G.O. Local	37.6%
Muni G.O. State	8.6%	Muni G.O. State	15.8%	Muni G.O. State	19.4%
Muni Insured	1.6%	Muni Insured	0.3%	Muni Insured	0.1%
Muni Revenue	47.6%	Muni Revenue	16.9%	Muni Revenue	27.9%
Muni Pre-Refunded	3.7%	Muni Pre-Refunded	13.0%	Muni Pre-Refunded	15.0%

	100.0%		100.0%		100.0%

DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
Muni G.O. Local	64.2%	Muni G.O. Local	75.1%	Muni G.O. Local	49.0%
Muni G.O. State	3.0%	Muni G.O. State	6.8%	Muni G.O. State	10.1%
Muni Revenue	25.8%	Muni Revenue	16.8%	Muni Revenue	29.4%
Muni Pre-Refunded	7.0%	Muni Pre-Refunded	1.3%	Muni Pre-Refunded	11.5%

	100.0%		100.0%		100.0%

35

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (2.4%)
Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r) 0.162%, 03/17/21	50,000	$49,997,743
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r) 0.191%, 04/16/21	112,000	112,028,130

TOTAL AGENCY OBLIGATIONS		162,025,873

BONDS — (18.8%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.260%, 12/15/21	87,000	86,995,189
Agence Francaise de Developpement
Ω 2.750%, 03/22/21	8,600	8,681,304
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r) 0.743%, 02/09/22	5,110	5,140,505
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 1.130%, FRN
#(r) 1.386%, 02/23/21	10,500	10,536,608
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.260%, 12/15/21	151,500	151,483,335
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.328%, 09/10/21	50,750	50,767,198
Bank of Montreal
3.100%, 04/13/21	23,072	23,370,406
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r) 0.684%, 04/13/21	16,178	16,211,249

	Face Amount	Value†
	(000)
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r) 0.520%, 01/08/21	39,053	$39,073,010
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.658%, 04/20/21	6,000	6,010,976
Caisse d’Amortissement de la Dette Sociale
Ω 2.375%, 01/29/21	11,500	11,558,420
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r) 0.529%, 02/02/21	21,180	21,193,869
CDP Financial, Inc.
Ω 2.125%, 06/11/21	3,000	3,032,970
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω 0.370%, 11/15/21	22,500	22,503,825
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r)Ω 0.333%, 03/24/21	2,043	2,043,602
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)Ω 0.378%, 06/10/22	18,750	18,758,620
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r) 0.195%, 10/25/21	74,365	74,329,305
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r) 0.237%, 01/15/22	159	158,936
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.348%, 09/16/22	15,500	15,511,780

36

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω 0.314%, 10/12/21	34,250	$34,240,958
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.278%, 08/23/21	23,500	23,485,786
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω 0.289%, 03/12/21	71,522	71,531,266
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω 0.336%, 02/24/22	110,500	110,565,113
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)Ω 0.378%, 09/08/21	7,000	7,005,377
Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)Ω 0.330%, 02/17/21	27,200	27,204,507
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)Ω 0.353%, 09/27/21	9,187	9,192,953
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.035%, FRN
(r)Ω 0.437%, 03/15/22	46,800	46,834,632
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.320%, 12/15/21	157,200	157,286,930
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω 0.283%, 02/08/21	30,200	30,200,604

	Face Amount	Value†
	(000)
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r)Ω 0.308%, 03/05/21	36,000	$36,003,672
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω 0.266%, 11/22/21	20,000	19,997,545
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.604%, 04/30/21	16,700	16,729,392
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 0.299%, 12/14/20	2,000	2,000,244
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r) 0.726%, 05/24/21	7,000	7,018,366
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r) 0.455%, 01/25/21	26,510	26,523,865
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r) 0.680%, 06/11/21	18,350	18,397,065
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.930%, FRN
(r) 1.179%, 12/14/20	20,000	20,022,066
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.504%, 04/13/21	3,327	3,330,813
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 0.770%, 01/08/21	19,750	19,769,142

37

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.453%, 06/23/21	4,105	$4,111,633

TOTAL BONDS		1,258,813,036

U.S. TREASURY OBLIGATIONS — (13.9%)
U.S. Treasury Bills
0.109%, 11/12/20	21,000	20,999,563
# 0.097%, 11/27/20	25,000	24,998,524
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.155%, 07/31/22	298,000	297,986,843
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.214%, 04/30/22	581,500	582,109,244

TOTAL U.S. TREASURY OBLIGATIONS		926,094,174

TOTAL INVESTMENT SECURITIES (Cost $2,346,222,916)		2,346,933,083

CERTIFICATES OF DEPOSIT — (5.6%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 0.272%, 01/28/21	40,000	40,006,685
National Australia Bank, Ltd.
(r)Ω 0.369%, 05/26/21	55,000	55,044,907
(r)Ω 0.372%, 05/28/21	89,000	89,073,084
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)Ω 0.373%, 05/11/21	10,000	10,000,000
Toronto-Dominion Bank (The)
(r) 0.392%, 05/07/21	20,000	20,016,254
(r)Ω 0.301%, 02/03/21	50,000	50,005,108
(r)Ω 0.327%, 07/15/21	60,000	60,029,482
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω 0.341%, 06/04/21	50,000	50,023,420

TOTAL CERTIFICATES OF DEPOSIT (Cost $374,000,000)		374,198,940

	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (58.7%)
Australia & New Zealand Banking Group, Ltd.
Ω 0.180%, 03/09/21	100,000	$99,939,694
Ω 0.185%, 03/09/21	20,000	19,987,939
Ω 0.183%, 03/10/21	87,500	87,446,827
Banque Et Caisse d’Epargne de l’Etat
Ω 0.300%, 12/04/20	6,000	5,999,463
Ω 0.160%, 12/04/20	10,000	9,999,106
0.193%, 03/01/21	12,750	12,744,124
0.200%, 03/02/21	112,000	111,947,957
0.180%, 03/04/21	25,250	25,237,989
0.200%, 04/05/21	30,000	29,980,113
BNG Bank NV
Ω 0.152%, 12/07/20	50,000	49,992,189
Ω 0.180%, 12/07/20	64,000	63,990,002
Ω 0.193%, 03/03/21	14,500	14,492,159
Ω 0.183%, 03/08/21	27,000	26,984,520
Ω 0.210%, 03/15/21	37,000	36,977,216
Caisse Des Depots Et Consignations
Ω 0.180%, 02/02/21	11,500	11,494,629
Ω 0.173%, 02/25/21	22,250	22,236,289
Ω 0.190%, 03/03/21	35,000	34,977,095
Ω 0.190%, 03/18/21	14,000	13,989,459
0.160%, 02/03/21	60,000	59,971,520
Ω 0.172%, 02/16/21	55,000	54,969,359
DNB NOR Bank ASA
0.170%, 04/22/21	40,000	39,962,493
Erste Abwicklungsanstalt
Ω 0.254%, 11/20/20	10,000	9,999,545
Ω 0.220%, 11/24/20	95,000	94,994,524
European Investment Bank
0.170%, 02/05/21	85,000	84,968,994
0.183%, 04/13/21	89,000	88,930,654
Exxon Mobil Corp.
0.390%, 01/04/21	137,000	136,971,870
0.400%, 02/01/21	49,000	48,984,391
0.190%, 01/04/21	18,000	17,996,304
FMS Wertmanagement
Ω 0.215%, 11/20/20	125,000	124,994,312
Ω 0.223%, 02/10/21	69,000	68,973,349
Her Majesty RGT
0.170%, 01/26/21	39,000	38,989,609
Hydro-Quebec
Ω 0.228%, 11/17/20	75,000	74,997,300
KFW International Finance, Inc.
Ω 0.200%, 02/02/21	35,000	34,984,114
Ω 0.183%, 03/08/21	100,000	99,934,425
Ω 0.180%, 04/12/21	9,000	8,992,005
Kingdom of Denmark
0.264%, 01/25/21	39,000	38,992,366

38

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
0.140%, 11/02/20	1,000	$999,994
0.142%, 11/05/20	50,000	49,999,416
0.140%, 11/19/20	70,000	69,997,161
0.130%, 01/08/21	20,000	19,996,617
Landesbank Hessen-Thuringen
0.162%, 11/03/20	50,000	49,999,405
Ω 0.190%, 01/06/21	70,000	69,982,150
Loreal USA, Inc.
Ω 0.280%, 11/04/20	14,000	13,999,837
National Australia Bank, Ltd.
Ω 0.200%, 03/01/21	7,500	7,496,924
Nederlandse Waterschapsbank NV
Ω 0.200%, 02/04/21	2,750	2,748,970
Ω 0.190%, 02/18/21	33,000	32,986,162
Nestle Finance International Ltd.
Ω 0.140%, 02/19/21	13,294	13,290,857
Nordea Bank AB
Ω 0.188%, 03/11/21	80,000	79,950,720
Ω 0.195%, 03/15/21	100,000	99,935,400
Ω 0.198%, 03/16/21	28,000	27,981,779
Novartis Finance SA
0.180%, 04/12/21	38,400	38,374,634
NRW. Bank
Ω 0.193%, 12/09/20	57,750	57,741,209
Ω 0.175%, 02/04/21	35,000	34,983,214
Oesterreichische Kontrollbank AG
0.157%, 02/22/21	55,000	54,985,769
Oesterreichische Postsparkasse AG
0.150%, 01/25/21	40,000	39,989,463
Pfizer, Inc.
Ω 0.120%, 11/18/20	25,000	24,999,037
Ω 0.105%, 11/30/20	55,000	54,995,264
Province of Alberta
Ω 0.200%, 03/09/21	19,750	19,740,729
Ω 0.210%, 06/21/21	20,000	19,977,640
Ω 0.180%, 04/19/21	70,500	70,450,773
Province of British Columbia
0.290%, 11/02/20	27,500	27,499,840
Province of British Columbia Canada
0.170%, 03/09/21	33,100	33,082,429
PSP Capital, Inc.
Ω 0.250%, 12/08/20	49,500	49,495,013
Ω 0.220%, 01/15/21	36,525	36,516,328

	Face Amount	Value†
	(000)
Ω 0.180%, 03/16/21	18,000	$17,990,958
Ω 0.183%, 04/15/21	10,050	10,043,939
0.190%, 03/23/21	26,750	26,735,983
Ω 0.190%, 03/24/21	38,000	37,979,950
Ω 0.200%, 05/18/21	9,250	9,243,987
Queensland Treasury Corp.
0.200%, 12/21/20	85,000	84,989,318
0.203%, 12/22/20	65,000	64,991,579
0.223%, 01/19/21	45,000	44,989,470
Royal Bank Of Canada
0.180%, 04/26/21	65,000	64,957,898
Shell International Finance BV
Ω 0.220%, 02/02/21	31,400	31,378,953
Ω 0.220%, 02/16/21	26,400	26,380,976
Skandinaviska Enskilda Banken AB
Ω 0.213%, 03/18/21	89,000	88,929,210
Ω 0.210%, 03/22/21	47,000	46,961,168
Ω 0.223%, 04/20/21	70,000	69,927,425
Svenska Handelsbanken AB
Ω 0.244%, 12/10/20	55,000	54,993,924
Ω 0.244%, 12/17/20	50,000	49,993,200
Ω 0.180%, 03/04/21	55,000	54,965,625
Ω 0.203%, 03/16/21	16,250	16,238,869
Toronto-Dominion Bank (The)
Ω 0.183%, 04/15/21	13,200	13,187,998
Total Capital Canada, Ltd.
0.183%, 11/03/20	100,000	99,999,033
Ω 0.223%, 02/03/21	85,750	85,714,557
Ω 0.221%, 02/03/21	20,000	19,991,733

TOTAL COMMERCIAL PAPER (Cost $3,929,391,991)		3,929,806,391

	Shares

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund
0.026%	15,210,844	15,210,844

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	2,205,738	25,522,591

TOTAL INVESTMENTS — (100.0%) (Cost $6,690,348,233)		$6,691,671,849

39

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$162,025,873	—	$162,025,873
Bonds	—	1,258,813,036	—	1,258,813,036
U.S. Treasury Obligations	—	926,094,174	—	926,094,174
Certificates of Deposit	—	374,198,940	—	374,198,940
Commercial Paper	—	3,929,806,391	—	3,929,806,391
Temporary Cash Investments	$15,210,844	—	—	15,210,844
Securities Lending Collateral	—	25,522,591	—	25,522,591

TOTAL	$15,210,844	$6,676,461,005	—	$6,691,671,849

See accompanying Notes to Financial Statements.

40

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
AGENCY OBLIGATIONS — (0.6%)
Federal Farm Credit Banks Funding Corp.
(r) 0.147%, 08/09/21		8,000	$8,000,183
Federal Home Loan Bank Discount Notes
0.000%, 12/30/20		25,000	24,996,375

TOTAL AGENCY OBLIGATIONS			32,996,558

BONDS — (77.1%)

AUSTRALIA — (5.4%)
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)Ω 1.263%, 04/07/21	AUD	16,000	11,298,887
(r) 0.830%, 07/16/21	AUD	1,000	706,139
(r)Ω 1.230%, 08/16/21	AUD	4,497	3,186,486
(r)Ω 0.910%, 12/06/21	AUD	2,000	1,416,401
(r)Ω 0.982%, 02/08/22	AUD	9,000	6,386,119
(r)Ω 1.090%, 03/07/22	AUD	13,540	9,626,040
(r) 0.670%, 08/29/22	AUD	12,000	8,499,360
(r)Ω 0.850%, 01/18/23	AUD	17,350	12,349,082
(r)Ω 1.002%, 05/09/23	AUD	12,000	8,582,918
Australia & New Zealand Banking Group, Ltd.
2.950%, 07/16/21	AUD	27,700	19,850,914
Commonwealth Bank of Australia
2.400%, 11/02/20		19,446	19,446,000
Ω 2.900%, 07/12/21	AUD	6,000	4,297,163
2.750%, 08/16/21	AUD	10,500	7,530,023
Commonwealth Bank of Australia Floating Rate Note
(r) 0.830%, 08/16/21	AUD	2,000	1,412,685
#(r)Ω 1.078%, 09/06/21		6,626	6,669,706
(r) 0.940%, 07/25/22	AUD	17,500	12,455,581
National Australia Bank, Ltd.
2.500%, 01/12/21		6,000	6,023,520
2.750%, 04/16/21	AUD	8,000	5,688,896
National Australia Bank, Ltd. Floating Rate Note
(r) 0.780%, 04/16/21	AUD	4,000	2,819,312
(r)Ω 1.270%, 05/12/21	AUD	5,000	3,534,071
(r)Ω 1.110%, 10/21/21	AUD	1,500	1,063,825
(r)Ω 0.959%, 11/04/21		2,507	2,522,181

	Face Amount^		Value†
	(000)
AUSTRALIA — (Continued)
(r) 0.990%, 07/05/22	AUD	6,000	$4,270,446
(r)Ω 0.902%, 02/10/23	AUD	47,626	33,931,379
(r) 1.000%, 05/16/23	AUD	2,000	1,429,913
(r) 1.010%, 09/26/23	AUD	9,500	6,810,659
Queensland Treasury Corp.
Ω 5.500%, 06/21/21	AUD	45,000	32,706,797
South Australian Government Financing Authority
5.000%, 05/20/21	AUD	3,534	2,550,413
Western Australian Treasury Corp.
7.000%, 07/15/21	AUD	40,000	29,470,369
Westpac Banking Corp. Floating Rate Note
Westpac Banking Corp. Floating Rate Note
(r)Ω 1.210%, 02/07/22	AUD	7,800	5,549,730
(r)Ω 0.720%, 05/16/22	AUD	14,100	9,983,701
(r)Ω 0.866%, 10/27/22	AUD	5,000	3,557,629

TOTAL AUSTRALIA			285,626,345

BELGIUM — (2.8%)
Dexia Credit Local SA
Ω 2.000%, 01/22/21	EUR	38,250	44,794,750
Ω 0.200%, 03/16/21	EUR	55,300	64,571,186
Ω 0.875%, 09/07/21	GBP	7,800	10,164,293
Ω 0.625%, 01/21/22	EUR	7,400	8,740,497
Ω 1.125%, 06/15/22	GBP	400	525,591
Kingdom of Belgium Treasury Bill
(0.584%), 03/11/21	EUR	17,500	20,427,861

TOTAL BELGIUM			149,224,178

CANADA — (18.7%)
Bank of Montreal
1.880%, 03/31/21	CAD	88,000	66,481,843
1.610%, 10/28/21	CAD	7,500	5,699,561
Ω 0.250%, 11/17/21	EUR	28,000	32,839,582
Bank of Montreal Floating Rate Note
(r) 1.041%, 08/27/21		10,200	10,265,506
(r)Ω 0.861%, 09/07/21	AUD	9,500	6,710,372
(r)Ω 0.007%, 09/28/21	EUR	12,019	14,053,529
(r)Ω 0.012%, 03/14/22	EUR	1,500	1,755,099
(r)Ω 1.010%, 10/06/22	AUD	11,570	8,229,736
Bank of Nova Scotia (The)
3.270%, 01/11/21	CAD	131,280	99,115,760
2.873%, 06/04/21	CAD	15,000	11,424,341
1.900%, 12/02/21	CAD	18,000	13,723,125

41

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Ω 0.375%, 04/06/22	EUR	2,000	$2,350,460
Ω 1.250%, 06/08/22	GBP	1,000	1,312,090
Canada Housing Trust No 1 Floating Rate Note
Canada Housing Trust No 1 Floating Rate Note
(r)Ω 0.680%, 03/15/21	CAD	32,500	24,435,375
(r)Ω 0.665%, 03/15/22	CAD	172,000	129,808,812
Canadian Imperial Bank of Commerce Floating Rate Note
(r) 0.529%, 02/02/21		5,000	5,003,274
1.900%, 04/26/21	CAD	65,940	49,873,466
2.900%, 09/14/21	CAD	73,000	55,982,557
Export Development Canada
2.400%, 06/07/21	AUD	15,000	10,683,674
Hydro-Quebec Floating Rate Note
(r) 0.700%, 04/14/23	CAD	11,600	8,760,033
Province of Alberta Canada
1.350%, 09/01/21	CAD	15,000	11,362,869
Province of British Columbia Canada
3.700%, 12/18/20	CAD	2,500	1,884,861
Province of Manitoba Canada
Ω 0.750%, 12/15/21	GBP	10,760	14,003,614
Province of Nova Scotia Canada Floating Rate Note
(r) 0.635%, 11/09/22	CAD	7,589	5,711,316
Province of Ontario Canada Floating Rate Note
Province of Ontario Canada Floating Rate Note
(r)Ω 0.161%, 11/10/20	GBP	10,000	12,955,047
(r) 0.750%, 10/27/21	CAD	10,000	7,541,620
(r) 0.655%, 06/27/22	CAD	96,300	72,725,546
(r) 0.561%, 08/21/23	CAD	85,000	64,285,596
Province of Quebec Canada
4.500%, 12/01/20	CAD	70,300	52,938,966
4.250%, 12/01/21	CAD	15,000	11,740,824
Province of Quebec Canada Floating Rate Note
(r) 0.913%, 04/19/22	CAD	10,000	7,584,328
Royal Bank of Canada Floating Rate Note
Royal Bank of Canada Floating Rate Note
(r)Ω 0.093%, 01/19/21	EUR	3,767	4,392,475
(r) 0.604%, 04/30/21		3,057	3,062,380
Ω 2.860%, 03/04/21	CAD	56,000	42,405,404
2.030%, 03/15/21	CAD	65,000	49,106,395
1.650%, 07/15/21	CAD	32,660	24,736,585
1.583%, 09/13/21	CAD	15,000	11,377,730

	Face Amount^		Value†
	(000)
CANADA — (Continued)
2.000%, 03/21/22	CAD	20,000	$15,320,123
Toronto-Dominion Bank (The)
Ω 0.625%, 03/08/21	EUR	13,805	16,136,840

TOTAL CANADA			987,780,714

DENMARK — (0.9%)
Denmark Government Bond
3.000%, 11/15/21	DKK	285,000	46,246,511

FINLAND — (1.5%)
Finland T-Bill
Ω (0.583%), 05/11/21	EUR	47,500	55,481,080
Kuntarahoitus Oyj
Ω 0.750%, 12/15/20	GBP	2,373	3,076,496
Kuntarahoitus Oyj Floating Rate Note
(r)Ω 0.330%, 02/17/21		17,600	17,602,916
Nordea Bank Abp Floating Rate Note
(r)Ω 0.007%, 09/27/21	EUR	2,500	2,924,040

TOTAL FINLAND			79,084,532

FRANCE — (5.6%)
Agence Francaise de Developpement EPIC
Ω 2.125%, 02/15/21	EUR	6,000	7,038,814
Ω 0.125%, 03/31/21	EUR	13,000	15,176,939
Agence Francaise de Developpement EPIC Floating Rate Note
(r)Ω 0.368%, 06/07/21		9,400	9,402,914
Bpifrance Financement SA
Ω 0.125%, 11/25/20	EUR	5,000	5,824,927
Ω 0.100%, 02/19/21	EUR	25,000	29,161,382
Ω 0.750%, 10/25/21	EUR	12,600	14,846,020
Caisse Centrale du Credit Immobilier de France SA
Ω 0.125%, 03/01/21	EUR	2,000	2,333,446
Caisse d’Amortissement de la Dette Sociale
Ω 3.375%, 04/25/21	EUR	2,527	2,997,147
Caisse des Depots et Consignations
Ω 1.000%, 01/25/21	GBP	200	259,598
France Treasury Bill BTF
Ω (0.588%), 11/18/20	EUR	10,000	11,649,510
Ω (0.622%), 12/02/20	EUR	15,000	17,478,481
Ω (0.585%), 12/09/20	EUR	37,125	43,264,458
Sanofi
Ω 0.875%, 09/22/21	EUR	16,300	19,123,897
Ω 1.125%, 03/10/22	EUR	1,000	1,183,720
Ω 0.000%, 03/21/22	EUR	4,400	5,147,654

42

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (Continued)
Ω 0.000%, 09/13/22	EUR	9,800	$11,479,998
SNCF Reseau
Ω 0.100%, 05/27/21	EUR	15,800	18,453,142
Ω 5.500%, 12/01/21	GBP	32,992	45,152,661
Total Capital International SA
Ω 2.125%, 11/19/21	EUR	16,800	20,059,422
Total Capital International SA
Ω 2.250%, 12/17/20	GBP	2,078	2,698,337
Total Capital SA
4.125%, 01/28/21		3,500	3,531,200
UNEDIC ASSEO
0.000%, 11/25/20	EUR	6,400	7,454,879

TOTAL FRANCE			293,718,546

GERMANY — (7.4%)
Deutsche Bahn Finance GMBH
Ω 3.750%, 06/01/21	EUR	1,452	1,731,573
Ω 4.375%, 09/23/21	EUR	6,403	7,769,400
Erste Abwicklungsanstalt
Ω 0.000%, 02/25/21	EUR	2,000	2,333,027
FMS Wertmanagement Floating Rate Note
(r)Ω 0.334%, 01/14/22	GBP	20,000	25,944,194
Kreditanstalt fuer Wiederaufbau
3.500%, 01/22/21	SEK	2,000	226,489
Ω 1.375%, 02/01/21	GBP	21,000	27,295,324
Ω 2.800%, 02/17/21	AUD	3,000	2,124,860
6.250%, 05/19/21	AUD	4,000	2,904,646
Ω 5.550%, 06/07/21	GBP	5,000	6,689,286
1.000%, 10/12/21	NOK	80,000	8,431,020
0.125%, 06/03/22	SEK	126,000	14,195,783
Land Baden-Wuerttemberg Floating Rate Note
Land Baden-Wuerttemberg Floating Rate Note
(r)Ω 0.348%, 07/19/21	EUR	3,856	4,515,797
(r) 0.352%, 01/23/23	EUR	5,000	5,921,710
(r) 0.394%, 10/12/23	EUR	7,000	8,370,089
Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r)Ω 0.353%, 09/27/21		76,000	76,049,248
Landwirtschaftliche Rentenbank Floating Rate Note
Landwirtschaftliche Rentenbank Floating Rate Note
(r)Ω 0.000%, 01/15/21	EUR	6,000	6,995,797

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
(r)Ω 0.501%, 06/03/21		6,728	$6,737,352
NRW Bank
Ω 0.000%, 12/16/20	EUR	18,000	20,975,860
Ω 0.125%, 01/18/21	EUR	18,700	21,807,748
0.000%, 02/01/22	EUR	2,000	2,344,897
NRW. Bank Floating Rate Note
NRW. Bank Floating Rate Note
(r)Ω 0.283%, 02/08/21		19,000	19,000,380
(r)Ω 0.308%, 03/05/21		24,000	24,002,448
State of North Rhine-Westphalia Germany
Ω 0.000%, 02/16/21	EUR	3,000	3,499,310
State of North Rhine-Westphalia Germany Floating Rate Note
(r)Ω 0.109%, 10/29/21	GBP	68,900	89,184,594

TOTAL GERMANY			389,050,832

JAPAN — (1.5%)
Total Capital Canada, Ltd.
Ω 1.125%, 03/18/22	EUR	2,500	2,969,531
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	5,000	3,775,726
Toyota Finance Australia, Ltd.
Ω 0.000%, 04/09/21	EUR	6,980	8,141,809
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.770%, 01/08/21		2,549	2,551,471
4.250%, 01/11/21		1,000	1,007,590
Ω 1.000%, 03/09/21	EUR	6,566	7,679,975
Ω 0.000%, 07/21/21	EUR	2,844	3,320,910
Ω 1.000%, 09/10/21	EUR	9,914	11,669,517
Ω 0.750%, 07/21/22	EUR	17,419	20,624,535
Toyota Motor Finance Netherlands BV
Ω 0.250%, 01/10/22	EUR	15,692	18,381,871

TOTAL JAPAN			80,122,935

NETHERLANDS — (3.5%)
Allianz Finance II B.V.
Ω 3.500%, 02/14/22	EUR	3,600	4,399,230
BNG Bank NV
Ω 1.125%, 05/24/21	GBP	5,403	7,037,480
Ω 5.375%, 06/07/21	GBP	2,000	2,671,900
Cooperatieve Rabobank UA
4.500%, 01/11/21		2,962	2,985,706
Ω 4.125%, 01/12/21	EUR	500	587,394
4.625%, 01/13/21	GBP	850	1,110,504
2.500%, 01/19/21		12,410	12,468,869

43

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV Floating Rate Note
Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω 0.253%, 11/10/20		18,000	$18,000,363
(r)Ω 0.320%, 12/15/21		50,000	50,027,650
(r)Ω 0.320%, 12/15/21		23,000	23,012,719
Shell International Finance BV
2.250%, 11/10/20		19,639	19,646,307
Ω 1.625%, 03/24/21	EUR	26,010	30,526,710
1.875%, 05/10/21		2,909	2,932,074
Ω 1.250%, 03/15/22	EUR	2,882	3,429,888
Ω 1.000%, 04/06/22	EUR	2,836	3,364,548

TOTAL NETHERLANDS			182,201,342

NORWAY — (2.7%)
Equinor ASA
Ω 5.625%, 03/11/21	EUR	9,326	11,090,270
Ω 0.875%, 02/17/23	EUR	4,758	5,671,096
Kommunalbanken A.S. Floating Rate Note
Kommunalbanken A.S. Floating Rate Note
(r)Ω 0.289%, 03/12/21		3,600	3,600,466
(r)Ω 0.289%, 03/12/21		3,000	3,000,389
(r)Ω 0.277%, 04/15/21		5,500	5,500,800
(r)Ω 0.336%, 02/24/22		100,000	100,062,519
Kommunalbanken A.S.
Ω 1.500%, 04/19/22	NOK	100,000	10,631,478

TOTAL NORWAY			139,557,018

SINGAPORE — (0.9%)
DBS Bank, Ltd. Floating Rate Note
(r) 0.720%, 09/13/22	AUD	2,000	1,415,242
Monetary Authority of Singapore Bill
0.261%, 01/08/21	SGD	25,000	18,293,172
0.270%, 01/15/21	SGD	27,000	19,755,479
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)Ω 0.760%, 04/23/21	AUD	2,500	1,762,117
Temasek Financial I, Ltd.
Ω 0.500%, 03/01/22	EUR	2,000	2,346,187

	Face Amount^		Value†
	(000)
SINGAPORE — (Continued)
United Overseas Bank, Ltd. Floating Rate Note
(r)Ω 0.590%, 07/25/22	AUD	9,000	$6,354,459

TOTAL SINGAPORE			49,926,656

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.3%)
African Development Bank Floating Rate Note
(r) 0.260%, 12/15/21		50,000	49,997,235
African Development Bank
5.250%, 03/23/22	AUD	13,000	9,767,197
Asian Development Bank Floating Rate Note
Asian Development Bank Floating Rate Note
(r) 0.328%, 09/10/21		5,500	5,501,864
(r) 0.260%, 12/15/21		144,000	143,984,160
(r) 0.314%, 02/01/22	GBP	5,000	6,485,543
EUROFIMA
Ω 4.000%, 10/27/21	EUR	6,950	8,455,260
EUROFIMA Floating Rate Note
(r)Ω 0.370%, 11/15/21		20,000	20,003,400
(r)Ω 0.350%, 03/11/22		5,285	5,281,987
European Bank for Reconstruction & Development Floating Rate Note
European Bank for Reconstruction & Development Floating Rate Note
(r) 0.346%, 08/19/22		33,957	33,950,825
(r) 0.348%, 03/13/23		26,495	26,494,991
European Financial Stability Facility
Ω 0.100%, 01/19/21	EUR	9,000	10,497,469
European Investment Bank
Ω 1.250%, 11/05/20	CAD	85,000	63,800,720
Ω 1.000%, 05/25/21	NOK	47,220	4,966,814
Ω 2.250%, 07/30/21	CAD	15,000	11,424,341
Ω 2.250%, 07/30/21	CAD	10,000	7,619,380
Ω 4.250%, 12/07/21	GBP	1,674	2,268,130
Ω 1.500%, 05/12/22	NOK	225,000	23,966,737
European Investment Bank Floating Rate Note
#(r)Ω 0.333%, 03/24/21		9,000	9,002,652
(r)Ω 0.334%, 01/10/22	GBP	20,947	27,187,304
(r)Ω 0.404%, 06/29/23	GBP	3,051	3,969,518
European Stability Mechanism Treasury Bill
(0.610%), 11/05/20	EUR	34,400	40,065,120

44

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(0.572%), 11/19/20	EUR	31,309	$36,472,458
(0.562%), 12/03/20	EUR	9,758	11,369,582
(0.375%), 01/07/21	EUR	28,080	32,734,108
(0.572%), 03/18/21	EUR	25,000	29,175,332
Inter-American Development Bank
6.000%, 02/26/21	AUD	6,000	4,294,359
Inter-American Development Bank Floating Rate Note
(r) 0.195%, 10/25/21		50,000	49,976,000
(r) 0.237%, 01/15/22		159	158,936
Inter-American Investment Corp. Floating Rate Note
(r)Ω 0.314%, 10/12/21		72,750	72,730,794
International Bank for Reconstruction & Development
1.375%, 12/15/20	GBP	19,656	25,503,045
2.800%, 01/13/21	AUD	20,120	14,214,367
International Finance Corp.
2.700%, 02/05/21	AUD	41,709	29,508,794
International Finance Corp. Floating Rate Note
(r) 0.278%, 08/23/21		21,000	20,987,298
(r) 0.304%, 01/18/22	GBP	15,000	19,448,895

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			861,264,615

SWEDEN — (2.9%)
Kommuninvest I Sverige AB
Ω 2.500%, 12/01/20	SEK	526,380	59,274,637
Ω 1.000%, 09/15/21	SEK	430,000	48,735,975
Skandinaviska Enskilda Banken AB
Ω 0.750%, 08/24/21	EUR	2,800	3,291,720
Svensk Exportkredit AB Floating Rate Note
Svensk Exportkredit AB Floating Rate Note
(r) 0.299%, 12/14/20		28,929	28,932,533
(r)Ω 0.369%, 12/13/21		12,000	12,012,139
Svenska Handelsbanken AB
Ω 3.000%, 11/20/20	GBP	1,000	1,297,199

TOTAL SWEDEN			153,544,203

SWITZERLAND — (1.5%)
Nestle Finance International, Ltd.
Ω 0.750%, 11/08/21	EUR	2,356	2,773,989

	Face Amount^		Value†
	(000)
SWITZERLAND — (Continued)
Nestle Holdings, Inc.
Ω 1.750%, 12/09/20	GBP	6,900	$8,952,534
Novartis Finance SA
Ω 0.000%, 03/31/21	EUR	50,532	58,924,486
Ω 0.750%, 11/09/21	EUR	5,500	6,475,998

TOTAL SWITZERLAND			77,127,007

UNITED STATES — (5.5%)
3M Co.
Ω 1.875%, 11/15/21	EUR	1,400	1,668,361
0.375%, 02/15/22	EUR	2,000	2,346,523
Apple, Inc. Floating Rate Note
Apple, Inc. Floating Rate Note
(r) 1.386%, 02/23/21		800	802,789
(r) 0.743%, 02/09/22		4,000	4,023,879
Berkshire Hathaway, Inc.
0.250%, 01/17/21	EUR	1,074	1,251,610
Chevron Corp. Floating Rate Note
#(r) 0.810%, 11/15/21		6,000	6,029,493
International Finance Corp. Floating Rate Note
(r) 0.430%, 12/15/21		15,000	15,011,169
Johnson & Johnson
0.250%, 01/20/22	EUR	30,363	35,628,194
Merck & Co., Inc.
1.125%, 10/15/21	EUR	46,986	55,266,516
Microsoft Corp.
2.125%, 12/06/21	EUR	10,406	12,375,358
Oracle Corp.
2.250%, 01/10/21	EUR	25,525	29,870,683
2.250%, 01/10/21	EUR	22,330	26,131,728
Pfizer, Inc.
0.250%, 03/06/22	EUR	13,190	15,470,342
Procter & Gamble Co. (The)
Ω 4.125%, 12/07/20	EUR	13,722	16,045,350
2.000%, 11/05/21	EUR	20,124	23,978,307
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.379%, 08/13/21		15,094	15,105,013
Walmart, Inc. Floating Rate Note
(r) 0.453%, 06/23/21		25,925	25,966,888
Walmart, Inc.
1.900%, 04/08/22	EUR	500	597,967

TOTAL UNITED STATES			287,570,170

TOTAL BONDS			4,062,045,604

45

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Bills
0.109%, 11/12/20	20,000	$19,999,583
0.105%, 01/26/21	25,000	24,991,736
U.S. Treasury Notes
(r) 0.214%, 04/30/22	263,500	263,776,072

TOTAL U.S. TREASURY OBLIGATIONS		308,767,391

TOTAL INVESTMENT SECURITIES (Cost $4,375,019,645)		4,403,809,553

CERTIFICATES OF DEPOSIT — (2.2%)
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 0.272%, 01/28/21	10,000	10,001,671
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR +0.220%, FRN
(r)Ω 0.369%, 05/26/21	50,000	50,040,825
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR +0.120%, FRN
(r)Ω 0.373%, 05/11/21	10,000	10,000,000
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r) 0.392%, 05/07/21	45,000	45,036,571

TOTAL CERTIFICATES OF DEPOSIT (Cost $115,000,000)		115,079,067

COMMERCIAL PAPER — (14.2%)
Banque ET Caisse D’epargnede L’etat
0.305%, 12/01/20	10,000	9,999,191
BNG Bank NV
Ω 0.180%, 12/09/20	50,000	49,991,666
Ω 0.215%, 02/12/21	25,000	24,988,552
Caisse Des Depots Et
Ω 0.300%, 11/13/20	26,000	25,998,999

	Face Amount^	Value†
	(000)
Ω 0.162%, 02/03/21	20,000	$19,990,507
Ω 0.190%, 04/16/21	12,528	12,516,073
Corpoerative Centrale
0.200%, 05/14/21	10,645	10,633,119
Erste Abwicklungsanstalt
Ω 0.200%, 03/04/21	50,000	49,977,083
Exxon Mobil Corp.
0.290%, 11/23/20	32,200	32,198,004
0.390%, 02/01/21	25,000	24,992,036
0.190%, 04/19/21	50,000	49,958,675
0.200%, 05/24/21	19,000	18,979,452
FMS Wertmanagement
Ω 0.195%, 11/25/20	25,000	24,998,465
Ω 0.190%, 11/30/20	25,000	24,998,063
0.190%, 02/02/21	28,000	27,990,690
Ω 0.225%, 02/16/21	17,000	16,992,691
Ω 0.200%, 02/17/21	35,000	34,984,707
Nederlandse Waterschapsbank NV
Ω 0.200%, 02/04/21	30,000	29,988,764
Ω 0.210%, 02/16/21	23,500	23,490,252
Nordea Bank AB
Ω 0.195%, 03/15/21	25,000	24,983,850
NRW. Bank
Ω 0.205%, 03/03/21	10,000	9,993,524
Oesterreichische Postsparkasse AG
0.150%, 01/25/21	50,000	49,986,829
Skandinaviska Enskilda Banken AG
Ω 0.210%, 04/01/21	75,000	74,932,744
Svenska Handelsbanken AB
0.190%, 03/16/21	5,500	5,496,233
Ω 0.200%, 04/08/21	20,000	19,983,733
Total Capital Canada, Ltd.
Ω 0.160%, 11/17/20	50,000	49,998,150

TOTAL COMMERCIAL PAPER (Cost $748,963,770)		749,042,052

	Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	48,338	559,322

TOTAL INVESTMENTS — (100.0%) (Cost $5,239,542,640)		$5,268,489,994

46

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2020, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	19,548,249	GBP	15,057,804	JP Morgan	11/03/20	$40,870
USD	133,859,444	AUD	184,418,773	UBS AG	11/05/20	4,229,864
USD	129,198,987	AUD	178,945,966	Bank of America Corp.	11/06/20	3,415,525
USD	78,017,318	AUD	110,920,103	Bank of America Corp.	11/09/20	48,699
USD	6,739,394	AUD	9,583,063	Bank of New York Mellon Corp.	11/09/20	3,211
USD	3,425,867	AUD	4,872,735	Citibank, N.A.	11/09/20	696
USD	7,312,612	AUD	10,209,163	JP Morgan	11/09/20	136,327
USD	38,253,682	SGD	51,962,300	JP Morgan	11/13/20	212,708
USD	137,883,054	EUR	117,018,274	Barclays Capital	12/31/20	1,399,086
USD	56,976,374	GBP	43,937,655	State Street Bank and Trust	12/31/20	27,316
USD	130,686,094	EUR	368,441,503	Bank of America Corp.	01/06/21	1,245,486
USD	19,154,613	CAD	25,409,270	Bank of New York Mellon Corp.	01/06/21	75,527
USD	5,904,457	EUR	5,050,391	Citibank, N.A.	01/06/21	13,021
USD	39,354,463	EUR	33,419,492	HSBC Bank	01/06/21	369,599
USD	113,446,648	CAD	150,662,276	State Street Bank and Trust	01/06/21	318,703
USD	113,336,725	CAD	150,029,206	Morgan Stanley and Co. International	01/07/21	683,988
USD	9,054,311	GBP	6,902,490	Citibank, N.A.	01/08/21	107,218
USD	50,579,448	NOK	462,724,409	Bank of America Corp.	01/12/21	2,118,430
USD	86,841,864	CAD	113,796,276	Barclays Capital	01/12/21	1,394,868
USD	118,601,808	EUR	100,605,164	Citibank, N.A.	01/13/21	1,224,961
USD	14,876,632	EUR	12,748,172	UBS AG	01/13/21	3,238
USD	106,273,224	EUR	90,616,968	Bank of America Corp.	01/14/21	547,390
USD	37,845,114	EUR	32,154,525	HSBC Bank	01/14/21	329,359
USD	123,373,451	EUR	104,907,131	Citibank, N.A.	01/15/21	972,151
USD	148,007,946	EUR	125,331,366	Bank of America Corp.	01/19/21	1,763,795
USD	116,156,632	CAD	152,906,662	State Street Bank and Trust	01/19/21	1,341,510
USD	250,878,146	CAD	267,340,277	State Street Bank and Trust	01/20/21	3,062,656
USD	134,661,813	EUR	113,433,867	JP Morgan	01/21/21	2,294,629
USD	117,448,885	CAD	154,483,572	State Street Bank and Trust	01/21/21	1,449,387
USD	134,636,846	EUR	113,616,364	JP Morgan	01/22/21	2,053,825
USD	135,978,097	GBP	104,171,409	Citibank, N.A.	01/25/21	939,807
USD	120,270,959	CAD	158,270,605	Morgan Stanley and Co. International	01/26/21	1,427,063

Total Appreciation						$33,250,913

USD	37,182,885	GBP	28,849,121	Citibank, N.A.	11/03/20	$(191,139)
GBP	43,906,925	USD	56,917,864	State Street Bank and Trust	11/03/20	(36,462)
AUD	5,188,941	USD	3,725,071	Citibank, N.A.	11/05/20	(77,719)
USD	4,414,619	AUD	6,284,772	Bank of America Corp.	11/09/20	(3,111)
USD	145,101,152	CAD	194,378,548	Citibank, N.A.	11/09/20	(800,210)
CAD	405,881	USD	307,521	Citibank, N.A.	11/09/20	(2,865)
USD	124,100,198	SEK	1,106,308,834	State Street Bank and Trust	12/23/20	(311,471)
EUR	6,980,566	USD	8,298,153	JP Morgan	12/31/20	(156,388)
EUR	5,666,549	USD	6,701,777	UBS AG	12/31/20	(92,611)
CAD	5,237,332	USD	3,986,578	Barclays Capital	01/06/21	(54,017)
USD	145,470,757	GBP	112,888,382	State Street Bank and Trust	01/06/21	(855,265)

Total (Depreciation)						$(2,581,258)

Total Appreciation (Depreciation)						$30,669,655

47

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$285,626,345	—	$285,626,345
Belgium	—	149,224,178	—	149,224,178
Canada	—	987,780,714	—	987,780,714
Denmark	—	46,246,511	—	46,246,511
Finland	—	79,084,532	—	79,084,532
France	—	293,718,546	—	293,718,546
Germany	—	389,050,832	—	389,050,832
Japan	—	80,122,935	—	80,122,935
Netherlands	—	182,201,342	—	182,201,342
Norway	—	139,557,018	—	139,557,018
Singapore	—	49,926,656	—	49,926,656
Supranational Organization Obligations	—	861,264,615	—	861,264,615
Sweden	—	153,544,203	—	153,544,203
Switzerland	—	77,127,007	—	77,127,007
United States	—	287,570,170	—	287,570,170
Agency Obligations	—	32,996,558	—	32,996,558
U.S. Treasury Obligations	—	308,767,391	—	308,767,391
Certificates of Deposit	—	115,079,067	—	115,079,067
Commercial Paper	—	749,042,052	—	749,042,052
Securities Lending Collateral	—	559,322	—	559,322
Forward Currency Contracts**	—	30,669,655	—	30,669,655

TOTAL	—	$5,299,159,649	—	$5,299,159,649

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

48

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (89.2%)
AUSTRALIA — (3.4%)
ASB Finance, Ltd.
Ω 0.500%, 06/10/22	EUR	2,000	$2,351,210
Australia & New Zealand
Banking Group, Ltd.
Floating Rate Note
Australia & New Zealand
Banking Group, Ltd.
Floating Rate Note
(r)Ω 0.740%, 05/17/21		6,000	6,014,617
(r) 0.830%, 07/16/21	AUD	2,500	1,765,348
(r)Ω 1.230%, 08/16/21	AUD	1,000	708,580
(r)Ω 1.120%, 12/06/23	AUD	500	359,888
Commonwealth Bank of Australia
3.250%, 01/17/22	AUD	1,500	1,093,001
Ω 0.500%, 07/11/22	EUR	5,725	6,758,181
Glencore Funding, LLC
Ω 4.125%, 03/12/24		825	891,840
National Australia Bank, Ltd. Floating Rate Note
(r)Ω 0.959%, 11/04/21		3,245	3,264,650
Ω 0.875%, 01/20/22	EUR	1,112	1,314,116
Ω 0.350%, 09/07/22	EUR	1,500	1,766,131
Westpac Banking Corp.
Floating Rate Note
Westpac Banking Corp.
Floating Rate Note
(r) 0.555%, 01/25/21		1,114	1,114,790
#(r) 1.118%, 08/19/21		540	543,602
Westpac Banking Corp.
Ω 0.250%, 01/17/22	EUR	8,500	9,968,030

TOTAL AUSTRALIA			37,913,984

BELGIUM — (3.3%)
Anheuser-Busch InBev SA
Ω 0.800%, 04/20/23	EUR	1,439	1,717,669
Dexia Credit Local SA
Ω 2.000%, 01/22/21	EUR	2,000	2,342,209
Ω 0.625%, 01/21/22	EUR	1,250	1,476,435
Ω 0.250%, 06/02/22	EUR	2,000	2,358,114
Ω 1.125%, 06/15/22	GBP	2,000	2,627,957
Ω 0.750%, 01/25/23	EUR	6,000	7,180,375
Ω 0.250%, 06/01/23	EUR	12,900	15,315,541
Euroclear Bank SA Floating Rate Note
(r)Ω 0.000%, 03/08/21	EUR	2,000	2,332,706

	Face Amount^		Value†
	(000)
BELGIUM — (Continued)
Euroclear Bank SA
Ω 0.250%, 09/07/22	EUR	1,404	$1,652,443

TOTAL BELGIUM			37,003,449

CANADA — (8.2%)
Bank of Montreal Floating Rate Note
Bank of Montreal Floating Rate Note
(r)Ω 0.861%, 09/07/21	AUD	2,800	1,977,794
(r)Ω 0.007%, 09/28/21	EUR	1,000	1,169,276
(r)Ω 1.081%, 09/07/23	AUD	2,500	1,785,598
Bank of Montreal
Ω 0.250%, 11/17/21	EUR	1,500	1,759,263
Bank of Nova Scotia (The) Floating Rate Note
(r) 0.658%, 04/20/21		5,000	5,009,147
Bank of Nova Scotia (The)
1.900%, 12/02/21	CAD	4,000	3,049,583
Canadian Imperial Bank of Commerce
Ω 0.750%, 03/22/23	EUR	6,750	8,042,955
Ω 0.375%, 05/03/24	EUR	1,740	2,040,097
Canadian Natural Resources, Ltd.
2.950%, 01/15/23		2,000	2,073,367
3.900%, 02/01/25		1,110	1,196,802
CPPIB Capital, Inc.
Ω 2.375%, 01/29/21		7,000	7,035,630
Enbridge, Inc.
4.000%, 10/01/23		3,000	3,240,896
Export Development Canada Floating Rate Note
Export Development Canada Floating Rate Note
(r)Ω 0.153%, 11/15/21	GBP	4,000	5,179,925
(r)Ω 0.365%, 05/29/24	GBP	1,000	1,297,041
Penske Truck Leasing Canada, Inc.
2.850%, 12/07/22	CAD	1,000	775,936
Province of Quebec Canada Floating Rate Note
(r) 0.905%, 10/13/24	CAD	4,000	3,065,946
Royal Bank of Canada
Ω 2.860%, 03/04/21	CAD	25,000	18,930,984
Ω 1.968%, 03/02/22	CAD	8,000	6,120,303
Suncor Energy, Inc.
3.100%, 05/15/25		2,400	2,562,752

49

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Toronto-Dominion Bank (The) Floating Rate Note
(r) 1.500%, 12/22/20	AUD	5,000	$3,520,794
Ω 0.625%, 03/08/21	EUR	3,379	3,949,756
1.994%, 03/23/22	CAD	10,000	7,660,137
Ω 0.625%, 07/20/23	EUR	1,000	1,190,359

TOTAL CANADA			92,634,341

DENMARK — (1.0%)
AP Moller—Maersk A.S.
Ω 1.500%, 11/24/22	EUR	2,680	3,220,107
Danske Bank A.S.
Ω 2.800%, 03/10/21		5,000	5,043,192
Ω 0.875%, 05/22/23	EUR	2,500	2,954,863

TOTAL DENMARK			11,218,162

FINLAND — (0.7%)
Nordea Bank Abp
Ω 0.300%, 06/30/22	EUR	5,000	5,883,358
OP Corporate Bank P.L.C.
Ω 0.750%, 03/03/22	EUR	725	855,745
Ω 0.375%, 10/11/22	EUR	500	589,322

TOTAL FINLAND			7,328,425

FRANCE — (2.4%)
Agence Francaise de Developpement EPIC
Ω 0.125%, 03/31/21	EUR	1,000	1,167,457
BNP Paribas SA
Ω 1.000%, 06/27/24	EUR	5,000	5,993,114
BPCE SA
Ω 1.125%, 12/14/22	EUR	2,200	2,632,614
Ω 0.375%, 10/05/23	EUR	500	591,811
Ω 0.625%, 09/26/24	EUR	800	945,273
Pernod Ricard SA
Ω 4.450%, 01/15/22		3,450	3,611,245
Sanofi
Ω 0.500%, 03/21/23	EUR	5,000	5,933,962
Societe Generale SA
Ω 2.500%, 04/08/21		3,200	3,228,602
Ω 3.250%, 01/12/22		1,000	1,028,222
Total Capital International SA
Ω 2.125%, 11/19/21	EUR	1,200	1,432,816
UNEDIC ASSEO
0.000%, 11/25/20	EUR	600	698,895

TOTAL FRANCE			27,264,011

GERMANY — (3.4%)
BMW Finance NV
Ω 0.125%, 01/12/21	EUR	645	751,660
Ω 0.625%, 10/06/23	EUR	2,000	2,383,675

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
BMW US Capital LLC
#Ω 3.450%, 04/12/23		5,000	$5,310,879
Daimler Finance North America LLC
Ω 2.850%, 01/06/22		7,200	7,376,639
Deutsche Bahn Finance GMBH
Ω 3.750%, 06/01/21	EUR	624	744,147
Deutsche Bank AG
3.125%, 01/13/21		1,500	1,506,342
Land Baden-Wuerttemberg Floating Rate Note
(r)Ω 0.348%, 07/19/21	EUR	500	585,555
NRW Bank
Ω 0.125%, 03/10/23	EUR	7,000	8,281,720
State of North
Rhine-Westphalia Germany
Floating Rate Note
(r)Ω 0.109%, 10/29/21	GBP	5,000	6,472,031
Volkswagen Financial Services AG
Ω 1.375%, 10/16/23	EUR	1,000	1,202,569
Volkswagen Group of America Finance LLC
Floating Rate Note
(r)Ω 1.197%, 11/12/21		600	603,793
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		2,400	2,484,093
Volkswagen International Finance NV
Ω 0.875%, 01/16/23	EUR	300	355,839

TOTAL GERMANY			38,058,942

ITALY — (1.8%)
Enel Finance International NV
Ω 5.000%, 09/14/22	EUR	2,000	2,557,581
Eni SpA
Ω 1.750%, 01/18/24	EUR	1,170	1,444,849
Intesa Sanpaolo SpA
Ω 3.125%, 07/14/22		400	411,843
Ω 1.000%, 07/04/24	EUR	6,100	7,248,070
Republic of Italy Government International Bond
6.875%, 09/27/23		2,500	2,910,450
2.375%, 10/17/24		4,562	4,769,189
UniCredit SpA
Ω 7.830%, 12/04/23		500	585,772

TOTAL ITALY			19,927,754

50

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
JAPAN — (6.3%)
American Honda Finance Corp. Floating Rate Note
(r) 0.600%, 06/11/21		5,000	$5,009,750
1.375%, 11/10/22	EUR	2,000	2,402,040
0.550%, 03/17/23	EUR	2,606	3,084,137
Daiwa Securities Group, Inc.
Ω 3.129%, 04/19/22		700	722,641
Mitsubishi UFJ Financial Group, Inc.
Ω 0.680%, 01/26/23	EUR	2,150	2,543,270
Ω 0.980%, 10/09/23	EUR	4,000	4,791,044
Mizuho Financial Group, Inc.
Ω 2.632%, 04/12/21		4,000	4,041,040
2.953%, 02/28/22		400	413,268
Ω 0.523%, 06/10/24	EUR	3,000	3,542,027
Mizuho Financial Group, Inc. Floating Rate Note
(r) 1.389%, 09/13/21		3,735	3,767,949
Sumitomo Mitsui Financial Group, Inc.
2.058%, 07/14/21		1,650	1,670,250
Ω 0.819%, 07/23/23	EUR	4,544	5,411,752
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r) 1.358%, 10/19/21		800	807,706
Total Capital Canada, Ltd.
Ω 1.125%, 03/18/22	EUR	1,500	1,781,719
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	10,000	7,551,452
Ω 2.020%, 02/28/22	CAD	4,000	3,057,329
Toyota Motor Credit Corp. Floating Rate Note
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.770%, 01/08/21		992	992,962
(r) 0.504%, 04/13/21		17,000	17,019,483
Ω 1.000%, 09/10/21	EUR	500	588,537
Ω 0.750%, 07/21/22	EUR	1,010	1,195,866
Toyota Motor Finance Netherlands BV
Ω 0.250%, 01/10/22	EUR	500	585,708

TOTAL JAPAN			70,979,930

JERSEY, CHANNEL ISLANDS — (0.0%)
Glencore Finance Europe, Ltd.
Ω 0.625%, 09/11/24	EUR	483	564,172

NETHERLANDS — (4.3%)
ABN AMRO Bank NV
Ω 0.500%, 07/17/23	EUR	911	1,081,628

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
Ω 0.125%, 10/11/21	EUR	900	$1,053,562
Ω 4.000%, 01/11/22	EUR	980	1,201,178
Ω 4.750%, 06/06/22	EUR	1,367	1,720,812
ING Bank NV Floating Rate Note
(r)Ω 0.000%, 11/26/21	EUR	2,000	2,340,458
ING Groep NV
Ω 1.000%, 09/20/23	EUR	5,000	5,996,317
Koninklijke Philips NV
Ω 0.500%, 09/06/23	EUR	2,000	2,373,091
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	1,032,472
Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω 0.320%, 12/15/21		30,000	30,016,590
Shell International Finance BV
Ω 1.250%, 03/15/22	EUR	647	769,999
Ω 1.000%, 04/06/22	EUR	929	1,102,138

TOTAL NETHERLANDS			48,688,245

SINGAPORE — (0.4%)
DBS Bank, Ltd. Floating Rate Note
(r) 0.720%, 09/13/22	AUD	3,200	2,264,387
Temasek Financial I, Ltd.
Ω 0.500%, 03/01/22	EUR	320	375,390
United Overseas Bank Ltd/Sydney Floating Rate Note
(r)Ω 0.900%, 04/06/21	AUD	2,000	1,410,006
United Overseas Bank, Ltd. Floating Rate Note
(r)Ω 0.590%, 07/25/22	AUD	1,000	706,051

TOTAL SINGAPORE			4,755,834

SPAIN — (2.1%)
Banco Santander SA
3.848%, 04/12/23		2,000	2,137,892
Iberdrola International BV
Ω 1.750%, 09/17/23	EUR	1,000	1,229,596
Santander Holdings USA, Inc.
3.400%, 01/18/23		9,525	9,999,631
Spain Government Bond
Ω 5.400%, 01/31/23	EUR	2,500	3,303,180
Telefonica Emisiones SA
Ω 0.750%, 04/13/22	EUR	2,200	2,599,167
Ω 3.987%, 01/23/23	EUR	1,700	2,165,112

51

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
SPAIN — (Continued)
Ω 1.069%, 02/05/24 EUR	1,400	$1,690,002

TOTAL SPAIN		23,124,580

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.4%)
African Development Bank Floating Rate Note
(r) 0.260%, 12/15/21	10,000	9,999,447
African Development Bank
5.250%, 03/23/22 AUD	1,000	751,323
Asian Development Bank Floating Rate Note
Asian Development Bank Floating Rate Note
(r) 0.314%, 02/01/22 GBP	1,000	1,297,108
(r) 0.344%, 03/19/24 GBP	4,280	5,549,961
Asian Development Bank
0.370%, 06/26/23 SEK	20,000	2,269,029
European Bank for Reconstruction & Development Floating Rate Note
(r) 0.355%, 02/28/24 GBP	1,800	2,335,831
European Investment Bank Floating Rate Note
European Investment Bank Floating Rate Note
(r)Ω 0.334%, 01/10/22 GBP	11,000	14,277,001
(r)Ω 0.404%, 06/29/23 GBP	14,686	19,107,289
Inter-American Development Bank Floating Rate Note
(r) 0.195%, 10/25/21	1,000	999,520
International Bank for Reconstruction & Development
0.294%, 10/04/23 GBP	2,000	2,592,694
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.325%, 05/15/24 GBP	1,784	2,314,199
(r) 0.398%, 09/18/25	17,000	17,024,983
International Finance Corp. Floating Rate Note
(r) 0.278%, 08/23/21	5,000	4,996,976

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		83,515,361

SWEDEN — (2.0%)
Kommuninvest I Sverige AB
Ω 0.250%, 06/01/22 SEK	57,430	6,485,773

	Face Amount^		Value†
	(000)
SWEDEN — (Continued)
Ω 0.750%, 02/22/23	SEK	32,500	$3,714,634
Ω 1.000%, 11/13/23	SEK	12,500	1,445,213
Skandinaviska Enskilda Banken AB
Ω 0.300%, 02/17/22	EUR	1,250	1,467,251
Ω 1.250%, 08/05/22	GBP	2,000	2,626,785
Svenska Handelsbanken AB
Ω 0.250%, 02/28/22	EUR	4,600	5,401,375
Swedbank AB
Ω 0.250%, 11/07/22	EUR	800	939,848

TOTAL SWEDEN			22,080,879

SWITZERLAND — (1.2%)
Credit Suisse Group Funding Guernsey, Ltd.
Ω 1.250%, 04/14/22	EUR	1,000	1,187,205
3.750%, 03/26/25		2,207	2,441,805
Novartis Finance SA
Ω 0.750%, 11/09/21	EUR	1,200	1,412,945
UBS Group AG
Ω 1.750%, 11/16/22	EUR	4,700	5,682,902
Ω 2.125%, 03/04/24	EUR	2,400	2,985,539

TOTAL SWITZERLAND			13,710,396

UNITED KINGDOM — (5.5%)
Barclays P.L.C.
3.250%, 01/12/21		1,000	1,005,507
BAT International Finance P.L.C.
Ω 4.875%, 02/24/21	EUR	743	878,360
Ω 0.875%, 10/13/23	EUR	5,100	6,064,152
BP Capital Markets P.L.C.
Ω 1.109%, 02/16/23	EUR	5,000	6,009,618
BP Capital Markets PLC
3.497%, 11/09/20	CAD	4,000	3,003,258
British Telecommunications P.L.C.
Ω 0.500%, 06/23/22	EUR	400	470,403
Ω 1.125%, 03/10/23	EUR	7,000	8,378,784
CNH Industrial Capital LLC
4.375%, 04/05/22		3,700	3,881,267
HSBC Holdings P.L.C. Floating Rate Note
(r) 1.910%, 05/25/21		3,082	3,107,729
Linde, Inc.
1.200%, 02/12/24	EUR	3,372	4,112,446
Lloyds Banking Group P.L.C.
3.000%, 01/11/22		1,000	1,027,670
Mead Johnson Nutrition Co.
3.000%, 11/15/20		2,800	2,802,476

52

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
National Grid North America, Inc.
Ω 0.750%, 08/08/23	EUR	6,050	$7,208,391
Nationwide Building Society
Ω 0.625%, 04/19/23	EUR	3,000	3,552,879
NatWest Markets P.L.C.
Ω 1.000%, 05/28/24	EUR	3,130	3,723,662
PPL WEM, Ltd. / Western Power Distribution P.L.C.
Ω 5.375%, 05/01/21		500	505,568
Royalty Pharma P.L.C.
Ω 1.200%, 09/02/25		4,500	4,476,873
Vodafone Group P.L.C.
Ω 1.750%, 08/25/23	EUR	1,300	1,593,078

TOTAL UNITED KINGDOM			61,802,121

UNITED STATES — (35.8%)
3M Co.
Ω 1.875%, 11/15/21	EUR	1,865	2,222,495
Abbott Ireland Financing DAC
Ω 0.875%, 09/27/23	EUR	3,420	4,107,456
AbbVie, Inc.
Ω 3.450%, 03/15/22		6,000	6,209,954
Ω 3.250%, 10/01/22		3,200	3,343,365
2.900%, 11/06/22		1,080	1,130,868
Aetna, Inc.
2.750%, 11/15/22		5,000	5,188,308
Altria Group, Inc.
2.850%, 08/09/22		5,700	5,934,310
1.000%, 02/15/23	EUR	1,500	1,784,340
American International Group, Inc.
1.500%, 06/08/23	EUR	2,000	2,408,562
4.125%, 02/15/24		307	339,824
Amgen, Inc.
1.250%, 02/25/22	EUR	270	319,364
Anthem, Inc.
3.300%, 01/15/23		5,000	5,297,174
Assurant, Inc.
4.200%, 09/27/23		1,500	1,623,102
AT&T, Inc.
2.500%, 03/15/23	EUR	5,000	6,153,895
1.950%, 09/15/23	EUR	175	214,863
Autodesk, Inc.
3.600%, 12/15/22		2,239	2,356,527
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		800	836,210
Bank of America Corp.
Ω 1.625%, 09/14/22	EUR	1,500	1,804,431
Ω 0.750%, 07/26/23	EUR	2,000	2,378,542

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	$2,373,911
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	1,000	1,184,531
0.750%, 03/16/23	EUR	1,500	1,782,036
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	1,900	2,236,736
2.150%, 11/25/22	EUR	5,000	6,045,699
3.650%, 03/15/25		1,000	1,097,836
4.100%, 04/13/25		1,000	1,120,501
Bristol-Myers Squibb Co.
3.550%, 08/15/22		1,777	1,874,778
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.000%, 01/15/22		2,425	2,490,394
Broadcom, Inc.
4.700%, 04/15/25		5,050	5,738,484
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,583,102
Bunge, Ltd. Finance Corp.
3.500%, 11/24/20		1,000	1,001,768
4.350%, 03/15/24		6,000	6,599,798
1.630%, 08/17/25		500	503,683
Campbell Soup Co.
3.650%, 03/15/23		286	306,139
Capital One Financial Corp.
3.750%, 04/24/24		700	761,743
0.800%, 06/12/24	EUR	2,000	2,338,338
3.200%, 02/05/25		1,000	1,079,558
Cardinal Health, Inc.
3.200%, 06/15/22		4,000	4,159,870
Carrier Global Corp.
Ω 2.242%, 02/15/25		3,129	3,267,760
Caterpillar Financial Services Corp. Floating Rate Note
Caterpillar Financial Services Corp. Floating Rate Note
(r) 0.480%, 03/15/21		1,000	1,000,878
(r) 0.670%, 05/17/21		2,766	2,771,696
(r) 0.528%, 09/07/21		2,000	2,003,996
Church & Dwight Co., Inc.
2.875%, 10/01/22		2,000	2,091,702
CNA Financial Corp.
3.950%, 05/15/24		7,000	7,727,249
CNH Industrial Capital LLC
# 4.200%, 01/15/24		380	411,294
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	2,000	2,377,400
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,572,720
Constellation Brands, Inc.
2.700%, 05/09/22		565	582,126
Cox Communications, Inc.
Ω 3.250%, 12/15/22		5,000	5,265,111

53

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Daimler Finance North America LLC
Ω 3.300%, 05/19/25		500	$545,233
Discovery Communications LLC
3.450%, 03/15/25		200	218,277
DuPont de Nemours, Inc.
2.169%, 05/01/23		8,200	8,289,054
DXC Technology Co.
4.125%, 04/15/25		1,000	1,076,621
E*TRADE Financial Corp.
2.950%, 08/24/22		5,000	5,203,827
eBay, Inc.
2.600%, 07/15/22		760	783,332
Edison International
# 2.400%, 09/15/22		1,300	1,319,608
# 4.950%, 04/15/25		6,000	6,635,387
Energy Transfer Operating L.P.
3.600%, 02/01/23		2,794	2,878,725
Enterprise Products Operating LLC
3.350%, 03/15/23		1,200	1,270,694
Equifax, Inc.
3.300%, 12/15/22		1,000	1,048,941
ERAC USA Finance LLC
#Ω 3.850%, 11/15/24		4,000	4,391,429
Exelon Corp.
3.950%, 06/15/25		1,700	1,912,611
Exelon Generation Co. LLC
3.400%, 03/15/22		815	843,701
3.250%, 06/01/25		2,000	2,175,364
FedEx Corp.
1.000%, 01/11/23	EUR	7,000	8,322,352
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		721	825,783
GATX Corp.
4.750%, 06/15/22		5,000	5,312,574
GE Capital Funding LLC
Ω 3.450%, 05/15/25		2,000	2,137,114
General Electric Co.
0.375%, 05/17/22	EUR	1,000	1,169,705
3.150%, 09/07/22		3,000	3,131,511
1.250%, 05/26/23	EUR	1,500	1,792,382
General Mills, Inc.
1.000%, 04/27/23	EUR	1,809	2,160,787
General Motors Co.
6.125%, 10/01/25		500	585,955
General Motors Financial Co., Inc.
# 4.200%, 03/01/21		500	503,740
3.450%, 01/14/22		3,705	3,802,479

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
# 3.250%, 01/05/23		900	$933,043
2.750%, 06/20/25		2,000	2,064,245
Glencore Funding LLC
Ω 4.625%, 04/29/24		1,200	1,316,290
Global Payments, Inc.
3.750%, 06/01/23		1,000	1,069,902
Goldman Sachs Group, Inc. (The)
3.550%, 02/12/21	CAD	4,000	3,027,606
5.250%, 07/27/21		3,000	3,107,475
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22		1,924	1,961,408
Ω 0.900%, 11/19/24	EUR	2,000	2,326,924
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		4,000	4,418,484
4.650%, 10/01/24		3,500	3,950,288
Honeywell International, Inc.
1.300%, 02/22/23	EUR	8,000	9,632,960
Humana, Inc.
3.850%, 10/01/24		6,850	7,561,842
International Business Machines Corp.
1.875%, 11/06/20	EUR	312	363,436
0.500%, 09/07/21	EUR	2,250	2,639,194
1.250%, 05/26/23	EUR	2,923	3,536,324
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		2,000	2,210,447
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,116,914
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	4,501	5,409,501
JPMorgan Chase & Co.
Ω 2.625%, 04/23/21	EUR	4,000	4,724,892
Ω 0.625%, 01/25/24	EUR	3,333	3,948,817
Kellogg Co.
0.800%, 11/17/22	EUR	1,790	2,125,007
Keurig Dr Pepper, Inc.
2.700%, 11/15/22		4,684	4,860,845
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	2,245,300
Lazard Group LLC
3.750%, 02/13/25		2,460	2,669,634
LyondellBasell Industries NV
5.750%, 04/15/24		500	570,605
Marathon Petroleum Corp.
3.400%, 12/15/20		3,500	3,503,065
4.500%, 05/01/23		200	214,970
4.700%, 05/01/25		3,900	4,328,681

54

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Mastercard, Inc.
1.100%, 12/01/22	EUR	1,000	$1,195,360
Medtronic Global Holdings SCA
0.000%, 12/02/22	EUR	2,062	2,411,537
Micron Technology, Inc.
2.497%, 04/24/23		300	312,118
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	7,112	8,406,805
Mondelez International, Inc.
2.375%, 01/26/21	EUR	300	351,537
Morgan Stanley
2.375%, 03/31/21	EUR	1,000	1,177,750
3.125%, 08/05/21	CAD	4,000	3,060,572
1.875%, 03/30/23	EUR	1,500	1,826,602
1.750%, 03/11/24	EUR	3,314	4,071,159
Mosaic Co. (The)
# 3.750%, 11/15/21		6,000	6,124,694
MPLX L.P.
4.875%, 12/01/24		165	184,769
Mylan NV
Ω 2.250%, 11/22/24	EUR	2,000	2,493,874
Mylan, Inc.
Ω 3.125%, 01/15/23		3,550	3,728,717
4.200%, 11/29/23		331	362,438
National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r) 0.595%, 06/30/21		2,600	2,606,162
NetApp, Inc.
3.250%, 12/15/22		500	522,692
Newmont Corp.
3.625%, 06/09/21		500	506,866
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		5,914	6,186,056
Oracle Corp.
2.250%, 01/10/21	EUR	1,140	1,334,087
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		361	372,137
Pfizer, Inc.
0.250%, 03/06/22	EUR	6,680	7,834,866
Philip Morris International, Inc.
2.875%, 05/30/24	EUR	2,000	2,575,286
Phillips 66 Partners L.P.
2.450%, 12/15/24		851	881,451
Procter & Gamble Co. (The)
Ω 2.000%, 08/16/22	EUR	400	485,568
Prudential Financial, Inc.
3.500%, 05/15/24		3,000	3,287,465

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Ross Stores, Inc.
4.600%, 04/15/25		2,000	$2,309,018
Ryder System, Inc.
3.400%, 03/01/23		2,325	2,458,299
2.500%, 09/01/24		2,000	2,111,112
Sempra Energy
4.050%, 12/01/23		1,000	1,090,768
Simon Property Group L.P.
3.500%, 09/01/25		2,000	2,188,947
Sky, Ltd.
Ω 1.875%, 11/24/23	EUR	2,748	3,399,565
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,071,155
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,925
Stryker Corp.
1.125%, 11/30/23	EUR	2,277	2,753,688
Sysco Corp.
3.550%, 03/15/25		7,667	8,387,820
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	8,546	10,119,487
3.900%, 04/01/25		1,500	1,701,814
Valero Energy Corp.
# 2.850%, 04/15/25		2,000	2,048,438
Ventas Realty L.P.
3.100%, 01/15/23		500	524,418
# 3.500%, 04/15/24		1,000	1,079,045
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,109,764
VF Corp.
2.050%, 04/23/22		800	818,603
ViacomCBS, Inc.
4.750%, 05/15/25		4,500	5,164,211
Volkswagen Group of America Finance LLC
#Ω 2.850%, 09/26/24		1,000	1,063,493
Wells Fargo & Co.
Ω 1.500%, 09/12/22	EUR	300	359,002
Wells Fargo Bank NA Floating Rate Note
(r) 0.726%, 10/22/21		6,000	6,023,955
Whirlpool Corp.
3.700%, 03/01/23		1,000	1,065,747
Williams Cos., Inc. (The)
3.700%, 01/15/23		1,670	1,758,796

TOTAL UNITED STATES			402,192,350

TOTAL BONDS			1,002,762,936

U.S. TREASURY OBLIGATIONS — (10.0%)
U.S. Treasury Notes
(r) 0.239%, 04/30/21		33,500	33,522,443
(r) 0.320%, 07/31/21		22,000	22,031,244

55

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
(r) 0.214%, 04/30/22	22,000	$22,023,050
(r) 0.155%, 07/31/22	35,000	34,998,455

TOTAL U.S. TREASURY OBLIGATIONS		112,575,192

TOTAL INVESTMENT SECURITIES (Cost $1,092,334,681)		1,115,338,128

COMMERCIAL PAPER — (0.5%)
Walt Disney Co. (The)
0.700%, 04/30/21	6,000	5,990,324

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	283,788	$3,283,716

TOTAL INVESTMENTS — (100.0%) (Cost $1,101,597,316)		$1,124,612,168

As of October 31, 2020, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,131,157	CAD	8,121,297	Citibank, N.A.	11/02/20	$35,461
CAD	79,453,056	USD	59,464,864	HSBC Bank	11/02/20	171,146
USD	20,401,947	AUD	28,306,757	Citibank, N.A.	11/06/20	504,757
USD	11,629,413	EUR	9,847,326	Citibank, N.A.	01/12/21	140,709
USD	104,438,245	EUR	88,567,649	HSBC Bank	01/14/21	1,103,420
USD	65,974,759	GBP	50,739,647	State Street Bank and Trust	01/19/21	202,245
USD	104,126,985	EUR	88,209,045	UBS AG	01/19/21	1,199,383
USD	86,480,199	EUR	73,057,245	Bank of America Corp.	01/20/21	1,230,775
USD	118,413,303	SEK	212,209,387	JP Morgan	01/25/21	1,786,642

Total Appreciation						$6,374,538

USD	53,287,586	CAD	71,331,759	HSBC Bank	11/02/20	$(252,727)
AUD	5,012,787	USD	3,566,533	JP Morgan	11/06/20	(42,980)
EUR	9,919,991	USD	11,684,634	Citibank, N.A.	01/14/21	(110,650)
EUR	2,044,048	USD	2,420,333	HSBC Bank	01/19/21	(35,215)
USD	59,771,401	CAD	79,830,683	HSBC Bank	01/28/21	(172,857)

Total (Depreciation)						$(614,429)

Total Appreciation (Depreciation)						$5,760,109

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$37,913,984	—	$37,913,984
Belgium	—	37,003,449	—	37,003,449

56

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	—	$92,634,341	—	$92,634,341
Denmark	—	11,218,162	—	11,218,162
Finland	—	7,328,425	—	7,328,425
France	—	27,264,011	—	27,264,011
Germany	—	38,058,942	—	38,058,942
Italy	—	19,927,754	—	19,927,754
Japan	—	70,979,930	—	70,979,930
Jersey, Channel Islands	—	564,172	—	564,172
Netherlands	—	48,688,245	—	48,688,245
Singapore	—	4,755,834	—	4,755,834
Spain	—	23,124,580	—	23,124,580
Supranational Organization Obligations	—	83,515,361	—	83,515,361
Sweden	—	22,080,879	—	22,080,879
Switzerland	—	13,710,396	—	13,710,396
United Kingdom	—	61,802,121	—	61,802,121
United States	—	402,192,350	—	402,192,350
U.S. Treasury Obligations	—	112,575,192	—	112,575,192
Commercial Paper	—	5,990,324	—	5,990,324
Securities Lending Collateral	—	3,283,716	—	3,283,716
Forward Currency Contracts**	—	5,760,109	—	5,760,109

TOTAL	—	$1,130,372,277	—	$1,130,372,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

57

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (96.6%)
AUSTRALIA — (6.2%)
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	27,377	$32,154,624
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	41,239	48,480,765
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)Ω 0.563%, 11/09/20		1,495	1,495,081
(r) 1.263%, 04/07/21	AUD	3,500	2,471,631
(r) 0.830%, 07/16/21	AUD	27,500	19,418,831
(r) 1.230%, 08/16/21	AUD	6,000	4,251,482
(r) 0.910%, 12/06/21	AUD	2,000	1,416,401
(r) 0.982%, 02/08/22	AUD	9,000	6,386,119
(r) 1.090%, 03/07/22	AUD	11,000	7,820,269
(r) 0.670%, 08/29/22	AUD	4,450	3,151,846
(r) 0.850%, 01/18/23	AUD	20,000	14,235,253
(r) 1.002%, 05/09/23	AUD	31,000	22,172,539
(r) 1.120%, 12/06/23	AUD	36,793	26,482,686
(r) 1.202%, 02/08/24	AUD	47,000	33,916,024
(r) 0.860%, 08/29/24	AUD	41,000	29,311,300
(r) 0.840%, 01/16/25	AUD	94,150	67,311,854
Australia & New Zealand Banking Group, Ltd.
2.800%, 08/16/21	AUD	6,649	4,769,996
Commonwealth Bank of Australia
2.900%, 07/12/21	AUD	2,000	1,432,388
0.500%, 07/11/22	EUR	16,950	20,008,939
Commonwealth Bank of Australia Floating Rate Note
(r) 1.078%, 09/06/21		1,651	1,661,890
(r) 1.190%, 01/17/22	AUD	1,300	924,510
(r) 0.940%, 07/25/22	AUD	11,060	7,871,927
(r) 0.860%, 04/25/23	AUD	3,000	2,139,385
(r) 1.210%, 01/11/24	AUD	7,150	5,163,092
National Australia Bank, Ltd. Floating Rate Note
National Australia Bank, Ltd. Floating Rate Note
(r) 0.780%, 04/16/21	AUD	11,500	8,105,522
(r) 1.270%, 05/12/21	AUD	29,500	20,851,020
(r) 1.110%, 10/21/21	AUD	4,000	2,836,868
(r) 0.990%, 07/05/22	AUD	11,455	8,152,992
(r) 0.902%, 02/10/23	AUD	14,906	10,619,853

	Face Amount^		Value†
	(000)
AUSTRALIA — (Continued)
(r) 1.000%, 05/16/23	AUD	7,084	$5,064,751
(r) 1.010%, 09/26/23	AUD	78,732	56,443,871
(r) 1.135%, 02/26/24	AUD	13,211	9,512,454
(r) 1.010%, 06/19/24	AUD	42,150	30,279,579
(r) 0.830%, 01/21/25	AUD	120,327	86,062,723
3.000%, 05/12/21	AUD	3,500	2,496,716
0.875%, 01/20/22	EUR	9,168	10,834,365
0.350%, 09/07/22	EUR	27,190	32,014,061
Westpac Banking Corp. Floating Rate Note
Westpac Banking Corp. Floating Rate Note
(r) 1.260%, 06/03/21	AUD	500	353,628
(r) 1.210%, 02/07/22	AUD	7,500	5,336,278
(r) 0.720%, 05/16/22	AUD	7,000	4,956,447
(r) 0.920%, 03/06/23	AUD	17,000	12,119,408
(r) 1.050%, 11/16/23	AUD	12,300	8,828,740
(r) 1.200%, 04/24/24	AUD	79,500	57,481,278
(r) 0.980%, 08/16/24	AUD	72,100	51,765,382
0.250%, 01/17/22	EUR	12,912	15,142,024
2.625%, 12/14/22	GBP	5,416	7,313,696

TOTAL AUSTRALIA			811,020,488

AUSTRIA — (0.4%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
1.375%, 04/09/21	EUR	2,500	2,935,355
Oesterreichische Kontrollbank AG Floating Rate Note
(r) 0.266%, 11/22/21		37,200	37,195,433
0.750%, 03/07/22	GBP	8,000	10,444,235
1.125%, 12/15/22	GBP	2,907	3,837,963

TOTAL AUSTRIA			54,412,986

BELGIUM — (3.2%)
Dexia Credit Local SA
2.000%, 01/22/21	EUR	61,500	72,022,931
0.200%, 03/16/21	EUR	34,650	40,459,161
0.875%, 09/07/21	GBP	9,900	12,900,834
0.625%, 01/21/22	EUR	30,650	36,202,194
0.250%, 06/02/22	EUR	72,400	85,363,712
1.125%, 06/15/22	GBP	35,400	46,514,845
0.750%, 01/25/23	EUR	60,100	71,923,425
0.250%, 06/01/23	EUR	6,600	7,835,858
Euroclear Bank SA Floating Rate Note
(r) 0.000%, 03/08/21	EUR	167	194,781

58

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
BELGIUM — (Continued)
Kingdom of Belgium Treasury Bill
(0.584%), 03/11/21	EUR	37,500	$43,773,988

TOTAL BELGIUM			417,191,729

CANADA — (20.2%)
Bank of Montreal
1.880%, 03/31/21	CAD	129,816	98,072,807
1.610%, 10/28/21	CAD	143,800	109,279,581
0.250%, 11/17/21	EUR	24,840	29,133,401
1.375%, 12/29/21	GBP	2,613	3,423,501
Bank of Montreal Floating Rate Note
(r) 0.861%, 09/07/21	AUD	3,400	2,401,607
(r) 0.007%, 09/28/21	EUR	57,052	66,709,538
(r) 0.012%, 03/14/22	EUR	9,953	11,645,664
(r) 1.010%, 10/06/22	AUD	11,000	7,824,295
(r) 1.081%, 09/07/23	AUD	8,100	5,785,336
Bank of Nova Scotia (The)
3.270%, 01/11/21	CAD	32,000	24,159,844
1.900%, 12/02/21	CAD	67,000	51,080,522
0.375%, 04/06/22	EUR	29,000	34,081,663
1.250%, 06/08/22	GBP	3,890	5,104,029
1.750%, 12/23/22	GBP	25,148	33,427,912
Canada Housing Trust No 1 Floating Rate Note
Canada Housing Trust No 1 Floating Rate Note
(r)Ω 0.665%, 03/15/22	CAD	73,500	55,470,626
(r)Ω 0.605%, 09/15/22	CAD	50,000	37,750,507
(r)Ω 0.505%, 03/15/23	CAD	70,000	52,783,983
(r)Ω 0.445%, 09/15/23	CAD	86,000	64,773,369
(r)Ω 0.455%, 03/15/24	CAD	215,000	161,975,381
(r)Ω 0.465%, 03/15/25	CAD	35,000	26,373,865
Canadian Imperial Bank of Commerce
1.900%, 04/26/21	CAD	114,200	86,374,732
2.900%, 09/14/21	CAD	43,000	32,976,026
0.750%, 03/22/23	EUR	2,000	2,383,098
Export Development Canada Floating Rate Note
Export Development Canada Floating Rate Note
(r) 0.153%, 11/15/21	GBP	28,000	36,259,478
(r) 0.344%, 01/31/22	GBP	32,000	41,502,004
(r) 0.365%, 05/29/24	GBP	5,399	7,002,725
(r) 0.384%, 01/17/25	GBP	51,500	66,690,203
Hydro-QuebecFloating Rate Note
(r) 0.700%, 04/14/23	CAD	32,000	24,165,608
Provinceof Manitoba Canada
0.750%, 12/15/21	GBP	8,500	11,062,334

	Face Amount^		Value†
	(000)
CANADA — (Continued)
1.500%, 12/15/22	GBP	36,230	$48,050,303
Province of Ontario Canada Floating Rate Note
Province of Ontario Canada Floating Rate Note
(r) 0.161%, 11/10/20	GBP	50,500	65,422,990
(r) 0.750%, 10/27/21	CAD	102,250	77,113,062
(r) 0.655%, 06/27/22	CAD	10,000	7,551,978
(r) 0.561%, 08/21/23	CAD	235,500	178,108,917
Province of Ontario Canada
3.150%, 06/02/22	CAD	85,200	66,836,244
Provinceof Quebec Canada
0.875%, 05/24/22	GBP	11,551	15,099,492
Province of Quebec Canada
Floating Rate Note
(r) 1.043%, 10/19/23	CAD	173,500	133,012,760
(r) 0.905%, 10/13/24	CAD	119,900	91,901,735
Quebec, Province of Canada
1.500%, 12/15/23	GBP	20,000	26,855,725
2.375%, 01/22/24	EUR	7,728	9,818,284
Royal Bank of Canada
2.860%, 03/04/21	CAD	40,000	30,289,574
2.030%, 03/15/21	CAD	137,500	103,878,912
1.968%, 03/02/22	CAD	304,434	232,903,549
2.000%, 03/21/22	CAD	30,000	22,980,185
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	13,483	15,760,450
2.621%, 12/22/21	CAD	57,179	43,986,157
1.994%, 03/23/22	CAD	313,467	240,120,004
3.005%, 05/30/23	CAD	39,680	31,567,089
0.625%, 07/20/23	EUR	20,865	24,836,831

TOTAL CANADA			2,655,767,880

DENMARK — (1.2%)
Kommunekredit
0.000%, 09/08/22	EUR	30,214	35,542,666
0.250%, 03/29/23	EUR	66,308	78,748,352
0.250%, 05/15/23	EUR	36,868	43,825,253
0.125%, 08/28/23	EUR	3,193	3,789,941

TOTAL DENMARK			161,906,212

FINLAND — (2.1%)
Finland T-Bill
(0.583%), 05/11/21	EUR	27,500	32,120,625
Kuntarahoitus Oyj Floating Rate Note
(r) 0.330%, 02/17/21		76,100	76,112,609
Municipality Finance P.L.C.
1.250%, 12/07/22	GBP	55,568	73,496,475
Nordea Bank Abp Floating Rate Note
(r) 0.007%, 09/27/21	EUR	5,930	6,935,824

59

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FINLAND — (Continued)
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	56,018	$66,120,169
2.500%, 05/20/22	GBP	2,550	3,410,769
0.375%, 10/11/22	EUR	16,840	19,848,374

TOTAL FINLAND			278,044,845

FRANCE — (8.8%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	58,200	68,422,502
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	30,000	35,023,706
0.500%, 10/25/22	EUR	19,600	23,270,399
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.368%, 06/07/21		47,600	47,614,756
Bpifrance Financement SA
0.100%, 02/19/21	EUR	6,100	7,115,377
0.750%, 10/25/21	EUR	12,400	14,610,368
Caisse Centrale du Credit Immobilier de France SA
0.125%, 03/01/21	EUR	7,200	8,400,407
Caisse d’Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	249,200	294,259,202
0.500%, 05/25/23	EUR	23,900	28,586,407
0.125%, 10/25/23	EUR	46,900	55,765,510
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	3,900	5,062,171
FranceTreasury Bill BTF
(0.588%), 11/18/20	EUR	30,000	34,948,531
(0.585%), 12/09/20	EUR	105,125	122,509,795
(0.580%), 02/10/21	EUR	7,000	8,167,374
Sanofi
0.875%, 09/22/21	EUR	9,000	10,559,207
0.000%, 03/21/22	EUR	23,000	26,908,189
0.000%, 09/13/22	EUR	12,200	14,291,426
0.500%, 03/21/23	EUR	132,300	157,012,635
SNCF Reseau
0.100%, 05/27/21	EUR	19,600	22,891,240
5.500%, 12/01/21	GBP	2,066	2,827,516
Total Capital International SA
2.125%, 03/15/23	EUR	4,500	5,538,243
0.250%, 07/12/23	EUR	7,000	8,268,154
Total Capital International SA
2.250%, 12/17/20	GBP	5,880	7,635,332
Unedic Asseo
0.250%, 11/24/23	EUR	5,000	5,957,031
UNEDICASSEO
0.000%, 11/25/20	EUR	19,800	23,063,531

	Face Amount^		Value†
	(000)
FRANCE — (Continued)
0.875%, 10/25/22	EUR	97,900	$117,100,726

TOTAL FRANCE			1,155,809,735

GERMANY — (7.4%)
Bayerische Landesbodenkreditanstalt
2.500%, 02/09/22	EUR	17,829	21,568,051
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	2,903	3,461,954
4.375%, 09/23/21	EUR	2,080	2,523,872
2.500%, 09/12/23	EUR	1,000	1,255,905
Deutsche Bahn Finance GMBH Floating Rate Note
(r) 0.000%, 10/13/23	EUR	3,635	4,261,817
Erste Abwicklungsanstalt
0.000%, 02/25/21	EUR	10,000	11,665,135
FMS Wertmanagement Floating Rate Note
(r) 0.000%, 04/06/21	EUR	3,000	3,501,847
FMS Wertmanagement
1.125%, 09/07/23	GBP	20,300	27,017,278
Kreditanstalt fuer Wiederaufbau
0.375%, 12/15/20	GBP	5,000	6,479,959
2.800%, 02/17/21	AUD	11,020	7,805,320
6.250%, 05/19/21	AUD	10,600	7,697,313
5.550%, 06/07/21	GBP	30,000	40,135,716
Land Baden-Wuerttemberg Floating Rate Note
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.348%, 07/19/21	EUR	13,412	15,706,917
(r) 0.352%, 01/23/23	EUR	29,000	34,345,917
(r) 0.552%, 07/22/25	EUR	18,500	22,517,537
Landeskreditbank Baden-Wuertteberg Foerderbank
1.125%, 05/17/21	GBP	16,400	21,361,305
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.125%, 11/05/20	EUR	3,500	4,076,414
0.875%, 03/07/22	GBP	5,485	7,171,459
Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r) 0.353%, 09/27/21		37,335	37,359,193
(r) 0.437%, 03/15/22		9,600	9,607,104

60

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
Landwirtschaftliche Rentenbank Floating Rate Note
(r) 0.000%, 01/15/21	EUR	17,000	$19,821,424
Landwirtschaftliche Rentenbank
0.050%, 06/12/23	EUR	43,300	51,326,184
NRW Bank
0.000%, 11/11/22	EUR	93,540	110,171,316
0.125%, 03/10/23	EUR	29,500	34,901,532
0.125%, 07/07/23	EUR	110,300	130,813,279
State of North Rhine-Westphalia Germany
0.375%, 10/19/21	EUR	10,090	11,856,987
0.000%, 12/05/22	EUR	71,030	83,759,489
0.375%, 02/16/23	EUR	71,009	84,539,403
0.125%, 03/16/23	EUR	6,735	7,977,108
0.200%, 04/17/23	EUR	15,500	18,407,846
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.109%, 10/29/21	GBP	103,700	134,229,932
(r) 0.434%, 10/15/24	GBP	400	518,933
TOTALGERMANY			977,843,446

JAPAN — (2.6%)
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	21,600	25,656,753
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	13,000	9,816,888
2.020%, 02/28/22	CAD	43,966	33,604,636
2.350%, 07/18/22	CAD	34,200	26,373,763
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	11,735	13,688,271
1.625%, 07/11/22	GBP	2,000	2,643,596
0.500%, 04/06/23	EUR	12,500	14,800,111
0.250%, 04/09/24	EUR	4,000	4,726,756
Toyota Motor Credit Corp.
1.000%, 03/09/21	EUR	9,640	11,275,504
0.000%, 07/21/21	EUR	19,201	22,420,812
1.125%, 09/07/21	GBP	3,352	4,371,314
2.600%, 01/11/22		48,709	49,997,564
0.750%, 07/21/22	EUR	61,577	72,908,719
2.375%, 02/01/23	EUR	20,648	25,435,006
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.510%, 10/07/21		3,000	3,006,258
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	13,693	16,040,209
0.625%, 09/26/23	EUR	4,000	4,771,292

TOTAL JAPAN			341,537,452

	Face Amount^		Value†
	(000)
NETHERLANDS — (8.6%)
Allianz Finance II B.V.
3.500%, 02/14/22	EUR	6,900	$8,431,858
Allianz Finance II BV Floating Rate Note
(r) 0.020%, 12/07/20	EUR	4,000	4,660,585
BNG Bank NV
1.250%, 12/15/21	GBP	79,900	104,804,088
1.000%, 03/15/22	GBP	5,030	6,590,806
1.000%, 06/17/22	GBP	15,457	20,291,744
0.250%, 02/22/23	EUR	33,100	39,268,257
0.050%, 07/11/23	EUR	184,891	218,886,317
Cooperatieve Rabobank UA
0.125%, 10/11/21	EUR	18,733	21,929,313
2.750%, 01/10/22		31,570	32,490,416
4.000%, 01/11/22	EUR	1,230	1,507,601
4.750%, 06/06/22	EUR	35,519	44,712,158
0.500%, 12/06/22	EUR	22,849	27,052,568
Nederlandse Waterschapsbank NV Floating Rate Note
Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω 0.320%, 12/15/21		295,000	295,163,132
(r) 0.320%, 12/15/21		17,000	17,009,401
Nederlandse Waterschapsbank NV
0.125%, 09/25/23	EUR	55,009	65,414,027
Shell International Finance BV
1.625%, 03/24/21	EUR	40,143	47,113,945
1.250%, 03/15/22	EUR	43,619	51,911,277
1.000%, 04/06/22	EUR	55,401	65,726,129
# 2.375%, 08/21/22		24,379	25,255,869
Toyota Motor Finance Netherlands BV Floating Rate Note
(r) 0.207%, 09/30/21	EUR	31,000	36,198,023

TOTAL NETHERLANDS			1,134,417,514

NORWAY — (3.3%)
Equinor ASA
5.625%, 03/11/21	EUR	1,210	1,438,905
0.875%, 02/17/23	EUR	28,954	34,510,491
Kommunalbanken A.S.
0.875%, 12/08/20	GBP	7,700	9,983,028
1.125%, 12/15/21	GBP	12,237	16,015,331
0.125%, 03/21/22	SEK	200,000	22,484,377
1.125%, 11/30/22	GBP	57,699	76,155,507
1.500%, 12/15/23	GBP	4,000	5,384,676

61

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
NORWAY — (Continued)
Kommunalbanken A.S. Floating Rate Note
(r) 0.289%, 03/12/21		20,000	$20,002,591
(r) 0.277%, 04/15/21		47,000	47,006,833
(r) 0.378%, 09/08/21		25,000	25,013,200
(r)Ω 0.336%, 02/24/22		137,500	137,585,964
(r) 0.336%, 02/24/22		39,000	39,013,322

TOTAL NORWAY			434,594,225

SINGAPORE — (1.7%)
DBS Bank, Ltd. Floating Rate Note
DBS Bank, Ltd. Floating Rate Note
(r) 0.830%, 08/23/21	AUD	6,000	4,236,508
(r) 0.720%, 09/13/22	AUD	10,000	7,076,209
Monetary Authority of Singapore Bill
0.278%, 11/27/20	SGD	41,145	30,116,668
0.270%, 01/15/21	SGD	125,000	91,460,549
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r) 0.760%, 04/23/21	AUD	36,100	25,444,979
(r) 0.810%, 09/06/21	AUD	1,000	706,412
(r) 0.730%, 05/23/22	AUD	25,000	17,680,659
(r) 0.720%, 12/05/22	AUD	5,000	3,541,281
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	7,685	9,015,226
4.625%, 07/26/22	GBP	4,200	5,830,898
United Overseas Bank, Ltd. Floating Rate Note
United Overseas Bank, Ltd. Floating Rate Note
(r) 0.870%, 01/24/22	AUD	800	566,386
(r) 0.590%, 07/25/22	AUD	37,500	26,476,912

TOTAL SINGAPORE			222,152,687

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (19.1%)
African Development Bank Floating Rate Note
(r) 0.260%, 12/15/21		109,500	109,493,945
5.250%, 03/23/22	AUD	2,500	1,878,307
0.250%, 01/24/24	EUR	2,790	3,329,900

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank Floating Rate Note
Asian Development Bank Floating Rate Note
(r) 0.314%, 02/01/22	GBP	69,500	$90,149,046
(r) 0.344%, 03/19/24	GBP	58,306	75,606,552
(r) 0.340%, 05/28/24		15,000	15,005,324
1.000%, 12/15/22	GBP	22,333	29,463,070
0.200%, 05/25/23	EUR	142,622	169,363,365
0.370%, 06/26/23	SEK	200,000	22,690,287
Council Of Europe Development Bank
0.375%, 10/27/22	EUR	34,897	41,445,476
0.125%, 05/25/23	EUR	51,555	61,208,259
EUROFIMA Floating Rate Note
EUROFIMA Floating Rate Note
(r) 0.370%, 11/15/21		94,700	94,716,099
(r) 0.350%, 03/11/22		20,782	20,770,154
EUROFIMA
0.250%, 04/25/23	EUR	3,373	4,003,176
European Bank for Reconstruction & Development Floating Rate Note
European Bank for Reconstruction & Development Floating Rate Note
(r) 0.314%, 01/18/22	GBP	32,000	41,483,348
(r) 0.346%, 08/19/22		104,539	104,519,990
(r) 0.304%, 02/27/23	GBP	23,695	30,739,533
(r) 0.348%, 03/13/23		43,290	43,289,985
(r) 0.355%, 02/28/24	GBP	20,500	26,602,521
(r) 0.369%, 10/15/24		136,000	135,901,717
(r) 0.365%, 11/13/24	GBP	9,000	11,683,748
European Financial Stability Facility
0.100%, 01/19/21	EUR	11,478	13,387,772
0.200%, 01/17/24	EUR	33,094	39,587,828
European Investment Bank Floating Rate Note
European Investment Bank Floating Rate Note
(r) 0.334%, 01/10/22	GBP	39,750	51,591,890
(r) 0.404%, 06/29/23	GBP	54,491	70,895,770
(r) 0.368%, 03/05/24		23,443	23,427,224
(r) 0.364%, 01/15/25	GBP	133,000	173,082,657
1.500%, 05/12/22	NOK	108,160	11,521,077
0.500%, 07/19/22	SEK	130,000	14,733,548

62

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
1.054%, 09/08/25	GBP	35,370	$47,528,591
European Stability Mechanism
0.100%, 07/31/23	EUR	93,029	110,564,946
European Stability Mechanism Treasury Bill
(0.572%), 11/19/20	EUR	21,000	24,463,305
(0.562%), 12/03/20	EUR	40,000	46,606,199
(0.552%), 12/17/20	EUR	36,913	43,018,069
(0.572%), 03/18/21	EUR	24,000	28,008,319
Inter-American Development Bank
6.000%, 02/26/21	AUD	8,000	5,725,811
4.750%, 08/27/24	AUD	23,000	18,843,531
Inter-American Development Bank Floating Rate Note
(r) 0.437%, 07/15/21		31,158	31,180,371
(r) 0.237%, 01/15/22		259	258,896
(r) 0.348%, 09/16/22		62,135	62,182,223
Inter-American Investment Corp. Floating Rate Note
(r) 0.314%, 10/12/21		37,805	37,795,019
International Bank for Reconstruction & Development
2.800%, 01/13/21	AUD	5,000	3,532,397
1.000%, 12/19/22	GBP	11,785	15,551,681
0.294%, 10/04/23	GBP	26,000	33,705,017
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.325%, 05/15/24	GBP	41,627	53,998,406
(r) 0.478%, 06/17/24		37,003	36,976,033
(r) 0.387%, 08/06/24		259,182	259,381,241
International Finance Corp.
2.700%, 02/05/21	AUD	10,005	7,078,460
International Finance Corp. Floating Rate Note
(r) 0.278%, 08/23/21		36,000	35,978,225
(r) 0.304%, 01/18/22	GBP	40,500	52,512,017
Nordic Investment Bank
1.500%, 08/31/22	NOK	100,000	10,680,156
1.375%, 06/19/23	NOK	200,000	21,439,982

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,518,580,463

SWEDEN — (6.2%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	2,142,600	241,971,378

	Face Amount^		Value†
	(000)
SWEDEN — (Continued)
0.750%, 02/22/23	SEK	698,750	$79,864,637
1.000%, 11/13/23	SEK	535,920	61,961,481
Skandinaviska Enskilda Banken AB Floating Rate Note
(r) 0.416%, 03/22/21	GBP	890	1,153,940
0.300%, 02/17/22	EUR	31,728	37,242,354
1.250%, 08/05/22	GBP	5,351	7,027,964
Svensk Exportkredit AB
0.625%, 12/07/20	GBP	32,191	41,724,862
1.375%, 12/15/22	GBP	31,487	41,772,224
1.375%, 12/15/23	GBP	8,000	10,717,657
Svensk Exportkredit AB Floating Rate Note
(r) 0.299%, 12/14/20		22,500	22,502,748
(r) 0.357%, 07/15/21		6,000	6,010,500
(r) 0.369%, 12/13/21		103,200	103,304,396
Svenska Handelsbanken AB Floating Rate Note
(r) 1.590%, 03/02/21	AUD	8,000	5,647,972
2.375%, 01/18/22	GBP	1,000	1,326,294
0.250%, 02/28/22	EUR	57,386	67,383,321
2.625%, 08/23/22	EUR	10,905	13,382,603
2.750%, 12/05/22	GBP	5,000	6,794,895
1.125%, 12/14/22	EUR	53,008	63,642,789

TOTAL SWEDEN			813,432,015

SWITZERLAND — (0.8%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	8,000	9,419,317
1.750%, 09/12/22	EUR	12,765	15,459,942
0.750%, 05/16/23	EUR	4,500	5,376,456
Nestle Holdings, Inc.
1.750%, 12/09/20	GBP	11,266	14,617,283
Novartis Finance SA
0.750%, 11/09/21	EUR	5,300	6,240,507
0.500%, 08/14/23	EUR	31,860	37,909,685
0.125%, 09/20/23	EUR	10,000	11,813,791
Roche Finance Europe BV
0.500%, 02/27/23	EUR	6,000	7,124,416

TOTAL SWITZERLAND			107,961,397

UNITED KINGDOM — (0.3%)
Transport for London
2.250%, 08/09/22	GBP	29,447	39,285,861

UNITED STATES — (4.5%)
3M Co.
1.875%, 11/15/21	EUR	3,625	4,319,863
0.375%, 02/15/22	EUR	55,027	64,561,060
0.375%, 02/15/22	EUR	5,500	6,452,938

63

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
0.950%, 05/15/23	EUR	6,000	$7,219,941
Apple, Inc. Floating Rate Note
(r) 1.386%, 02/23/21		800	802,789
Apple, Inc.
1.000%, 11/10/22	EUR	27,825	33,289,203
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	37,658	44,607,055
0.750%, 03/16/23	EUR	26,918	31,979,228
1.300%, 03/15/24	EUR	4,271	5,197,436
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	22,430	26,662,543
International Finance Corp. Floating Rate Note
(r) 0.430%, 12/15/21		42,000	42,031,274
Johnson & Johnson
0.250%, 01/20/22	EUR	41,680	48,907,656
Merck & Co., Inc.
1.125%, 10/15/21	EUR	29,745	34,987,071
Oracle Corp.
2.250%, 01/10/21	EUR	25,881	30,287,293
Pfizer, Inc.
# 2.200%, 12/15/21		4,772	4,875,555
0.250%, 03/06/22	EUR	96,493	113,175,110
Procter & Gamble Co. (The)
4.125%, 12/07/20	EUR	1,500	1,753,974
2.000%, 11/05/21	EUR	9,900	11,796,126
2.000%, 08/16/22	EUR	25,959	31,512,135
Walmart, Inc. Floating Rate Note
(r) 0.453%, 06/23/21		35,000	35,056,550
1.900%, 04/08/22	EUR	8,445	10,099,670
1.900%, 04/08/22	EUR	5,000	5,979,675

TOTAL UNITED STATES			595,554,145

TOTAL BONDS			12,719,513,080

U.S. TREASURY OBLIGATIONS — (1.0%)
U.S. Treasury Notes
(r) 0.214%, 04/30/22		57,000	57,059,719
(r) 0.155%, 07/31/22		75,000	74,996,689

TOTAL U.S. TREASURY OBLIGATIONS			132,056,408

TOTAL INVESTMENT SECURITIES (Cost $12,793,251,683)			12,851,569,488

	Face Amount^	Value†
	(000)
CERTIFICATES OF DEPOSIT — (1.1%)
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω 0.369%, 05/26/21	100,000	$100,081,649
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)Ω 0.373%, 05/11/21	50,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $150,000,000)		150,081,649

COMMERCIAL PAPER — (1.3%)
EXXON MOBIL Corp.
0.407%, 02/03/21	76,000	75,975,072
Shell International Finance BV
0.500%, 05/25/21	64,750	64,653,571
Total Capital Canada, Ltd.
0.220%, 02/03/21	25,000	24,989,667

TOTAL COMMERCIAL PAPER (Cost $165,471,903)		165,618,310

	Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	444,296	5,140,946

TOTAL INVESTMENTS — (100.0%) (Cost $13,113,864,960)		$13,172,410,393

64

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2020, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	144,113,368	EUR	121,457,633	Bank of America Corp.	11/02/20	$2,657,727
USD	133,520,684	GBP	102,772,799	Citibank, N.A.	11/02/20	378,568
USD	115,898,055	CAD	152,892,496	HSBC Bank	11/02/20	1,139,746
CAD	270,937,869	USD	258,971,702	State Street Bank and Trust	11/02/20	392,038
USD	11,586,652	CAD	15,272,574	UBS AG	11/02/20	123,337
USD	215,823,118	EUR	813,078,632	Bank of America Corp.	11/03/20	2,822,707
USD	144,961,402	EUR	122,608,002	Bank of America Corp.	11/04/20	2,162,831
USD	66,016,839	SEK	582,582,042	HSBC Bank	11/05/20	544,920
USD	141,973,235	EUR	119,023,384	UBS AG	11/05/20	3,346,521
USD	148,466,343	EUR	124,648,496	Bank of America Corp.	11/06/20	3,284,849
USD	147,042,419	EUR	124,319,016	Bank of America Corp.	11/09/20	2,235,087
USD	6,820,461	EUR	5,817,219	JP Morgan	11/09/20	44,539
USD	170,573,174	EUR	165,835,456	JP Morgan	11/10/20	2,659,924
USD	105,091,055	AUD	149,400,577	UBS AG	11/10/20	72,872
USD	150,449,583	EUR	133,009,841	Mellon Bank	11/12/20	1,854,500
USD	120,108,628	AUD	168,665,977	Morgan Stanley and Co. International	11/12/20	1,547,040
USD	147,252,654	EUR	124,918,553	Barclays Capital	11/13/20	1,734,158
USD	140,965,733	EUR	118,505,902	Bank of America Corp.	11/16/20	2,908,262
USD	6,363,811	EUR	5,366,298	Citibank, N.A.	11/16/20	112,160
USD	144,045,019	EUR	121,353,493	Bank of America Corp.	11/17/20	2,667,037
USD	141,400,194	EUR	118,870,921	JP Morgan	11/18/20	2,911,384
USD	121,791,873	EUR	102,569,083	Citibank, N.A.	11/19/20	2,292,647
USD	58,963,585	SGD	80,000,000	JP Morgan	11/19/20	396,213
USD	32,657,285	EUR	27,642,611	UBS AG	11/19/20	451,960
USD	146,723,996	EUR	124,127,167	State Street Bank and Trust	11/20/20	2,105,106
USD	143,503,317	EUR	122,519,709	JP Morgan	11/23/20	747,826
USD	34,022,450	NOK	313,704,149	Morgan Stanley and Co. International	11/23/20	1,165,239
USD	140,685,613	EUR	120,661,913	Barclays Capital	11/24/20	91,663
USD	146,685,198	EUR	125,525,384	UBS AG	11/27/20	414,723
USD	6,064,324	AUD	8,461,584	Mellon Bank	11/30/20	115,832
USD	112,043,555	AUD	158,588,706	UBS AG	11/30/20	555,726
USD	114,604,889	AUD	162,004,257	Bank of America Corp.	12/01/20	715,365
USD	137,942,741	EUR	117,441,406	State Street Bank and Trust	12/23/20	996,390
USD	128,404,087	EUR	108,231,472	UBS AG	12/28/20	2,179,345
USD	115,454,076	AUD	162,076,977	ANZ Securities	12/29/20	1,495,183
USD	131,545,920	EUR	112,160,110	Bank of America Corp.	12/29/20	735,695
USD	127,122,668	CAD	168,330,295	Barclays Capital	12/30/20	734,110
USD	138,553,198	EUR	118,080,838	State Street Bank and Trust	12/30/20	833,825
USD	123,640,544	EUR	104,945,215	Barclays Capital	12/31/20	1,237,958
USD	252,316,609	CAD	258,236,108	State Street Bank and Trust	12/31/20	390,082
USD	262,851,695	CAD	279,682,344	Bank of America Corp.	01/04/21	1,837,439
USD	13,210,411	EUR	11,218,579	JP Morgan	01/04/21	124,162
USD	146,363,107	EUR	123,808,849	Bank of America Corp.	01/05/21	1,939,417
USD	90,474,475	EUR	76,522,379	Bank of America Corp.	01/06/21	1,208,770
USD	25,500,622	EUR	21,665,858	JP Morgan	01/06/21	226,733
USD	128,310,301	CAD	170,442,939	State Street Bank and Trust	01/06/21	329,628
USD	24,823,882	EUR	21,185,209	UBS AG	01/06/21	110,686
USD	196,843,878	EUR	187,692,542	Bank of America Corp.	01/07/21	1,781,061
USD	3,121,921	GBP	2,394,147	Citibank, N.A.	01/07/21	18,612
USD	27,425,059	CAD	36,068,667	JP Morgan	01/07/21	342,105
USD	22,511,251	CAD	28,058,540	Mellon Bank	01/07/21	97,593
USD	19,202,689	CAD	25,560,796	State Street Bank and Trust	01/07/21	9,802
USD	127,425,195	EUR	108,197,338	Bank of America Corp.	01/08/21	1,204,198
USD	126,991,450	CAD	167,105,547	State Street Bank and Trust	01/08/21	1,516,403
USD	139,679,157	EUR	118,790,046	Bank of America Corp.	01/11/21	1,091,880

65

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	121,016,082	CAD	158,569,901	Barclays Capital	01/12/21	$1,949,605
USD	114,077,562	AUD	160,837,538	Citibank, N.A.	01/12/21	982,358
USD	130,545,286	EUR	110,548,106	State Street Bank and Trust	01/12/21	1,570,729
USD	224,685,015	SEK	818,844,937	Bank of America Corp.	01/13/21	2,380,515
USD	143,724,265	GBP	110,191,689	Citibank, N.A.	01/13/21	889,328
USD	139,985,388	EUR	119,353,470	Bank of America Corp.	01/14/21	731,720
USD	44,161,353	SEK	391,198,065	Morgan Stanley and Co. International	01/14/21	154,448
USD	5,290,247	EUR	4,504,569	Bank of America Corp.	01/15/21	34,502
USD	1,197,763	EUR	1,011,492	Citibank, N.A.	01/15/21	17,596
USD	125,086,693	EUR	105,915,554	Bank of America Corp.	01/19/21	1,498,075
USD	119,138,155	AUD	167,512,145	Citibank, N.A.	01/19/21	1,346,088
USD	30,708,210	EUR	26,088,686	HSBC Bank	01/19/21	266,367
USD	121,491,530	CAD	159,901,490	State Street Bank and Trust	01/19/21	1,424,106
USD	128,618,164	GBP	98,804,044	UBS AG	01/19/21	540,995
USD	245,427,973	EUR	261,756,112	State Street Bank and Trust	01/20/21	2,963,782
USD	116,834,189	GBP	89,429,940	Citibank, N.A.	01/21/21	907,419
USD	133,387,041	EUR	112,327,083	JP Morgan	01/21/21	2,311,375
USD	126,535,587	CAD	166,421,628	State Street Bank and Trust	01/21/21	1,571,974
USD	132,531,879	EUR	111,840,031	JP Morgan	01/22/21	2,021,725
USD	246,901,741	GBP	252,714,248	State Street Bank and Trust	01/22/21	3,153,401
USD	140,598,556	EUR	118,709,358	JP Morgan	01/25/21	2,063,314
USD	43,088,150	SEK	376,414,204	Morgan Stanley and Co. International	01/25/21	739,604
USD	124,570,405	CAD	164,194,607	State Street Bank and Trust	01/25/21	1,278,391
USD	123,213,467	CAD	162,125,561	Morgan Stanley and Co. International	01/26/21	1,474,921
USD	148,685,824	EUR	125,428,940	State Street Bank and Trust	01/26/21	2,305,571
USD	146,612,094	EUR	124,668,134	Bank of America Corp.	01/27/21	1,116,571
USD	120,188,753	CAD	159,418,458	Barclays Capital	01/27/21	482,790
USD	27,678,412	NOK	258,626,587	HSBC Bank	01/27/21	593,489
USD	68,636,295	SEK	606,324,221	State Street Bank and Trust	01/27/21	420,301
USD	142,433,488	EUR	121,457,633	State Street Bank and Trust	01/28/21	681,743
USD	78,719,723	SEK	698,670,922	Bank of America Corp.	01/29/21	112,445
USD	136,298,907	EUR	116,476,116	State Street Bank and Trust	01/29/21	358,078

Total Appreciation						$103,436,910

EUR	121,457,633	USD	142,132,151	State Street Bank and Trust	11/02/20	$(676,510)
SEK	697,493,470	USD	78,496,883	Bank of America Corp.	11/03/20	(112,739)
USD	137,040,462	GBP	106,320,000	Citibank, N.A.	11/03/20	(697,052)
GBP	221,905,162	USD	272,824,462	State Street Bank and Trust	11/03/20	(470,680)
EUR	16,494,528	USD	19,488,351	UBS AG	11/04/20	(277,574)
EUR	27,298,089	USD	32,303,024	Barclays Capital	11/09/20	(506,091)
USD	245,308,615	GBP	256,225,825	Citibank, N.A.	11/09/20	(2,600,005)
EUR	3,761,424	USD	4,419,107	Citibank, N.A.	11/09/20	(37,784)
EUR	99,663,557	USD	116,501,839	Mellon Bank	11/09/20	(413,293)
USD	683,034	EUR	586,835	UBS AG	11/09/20	(514)
USD	241,848,513	GBP	254,551,727	Citibank, N.A.	11/10/20	(2,540,590)
USD	30,032,026	SGD	41,127,719	HSBC Bank	11/10/20	(76,995)
USD	114,359,963	CAD	152,827,853	Citibank, N.A.	11/12/20	(354,282)
AUD	6,561,927	USD	4,671,103	JP Morgan	11/12/20	(58,480)
EUR	2,699,094	USD	3,151,772	Citibank, N.A.	11/13/20	(7,579)
EUR	37,357,613	USD	43,896,167	Bank of America Corp.	11/19/20	(372,274)
EUR	49,712,318	USD	58,837,884	Barclays Capital	11/19/20	(920,007)
EUR	30,291,691	USD	35,798,929	HSBC Bank	11/19/20	(507,265)
EUR	12,850,072	USD	15,147,081	JP Morgan	11/19/20	(175,965)
NOK	152,439,523	USD	16,008,032	Bank of America Corp.	11/23/20	(41,595)
USD	121,319,970	EUR	104,142,051	Bank of America Corp.	11/25/20	(27,888)
USD	125,874,700	GBP	97,568,521	Citibank, N.A.	11/30/20	(546,402)
EUR	5,531,645	USD	6,542,528	HSBC Bank	12/28/20	(91,258)
USD	129,709,286	GBP	101,056,716	State Street Bank and Trust	12/29/20	(1,270,846)

66

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	133,148,348	GBP	102,772,799	State Street Bank and Trust	12/30/20	$(57,453)
EUR	39,416,910	USD	46,646,618	Barclays Capital	01/04/21	(667,578)
USD	68,619,246	SEK	610,250,502	JP Morgan	01/04/21	(22,498)
USD	128,769,695	GBP	99,415,599	State Street Bank and Trust	01/04/21	(91,767)
USD	122,085,794	GBP	94,508,878	JP Morgan	01/07/21	(417,234)
USD	137,713,911	GBP	106,363,782	Citibank, N.A.	01/08/21	(156,124)
USD	126,806,678	GBP	98,083,359	Mellon Bank	01/14/21	(333,506)
EUR	5,516,061	USD	6,528,457	HSBC Bank	01/15/21	(92,545)
USD	124,673,106	GBP	96,425,244	Citibank, N.A.	01/20/21	(321,031)
USD	18,430,514	GBP	14,241,945	State Street Bank and Trust	01/20/21	(31,038)
USD	28,766,630	GBP	22,228,769	State Street Bank and Trust	01/21/21	(48,210)
USD	125,662,926	CAD	167,827,588	State Street Bank and Trust	01/28/21	(357,544)

Total (Depreciation)						$(15,380,196)

Total Appreciation (Depreciation)						$88,056,714

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$811,020,488	—	$811,020,488
Austria	—	54,412,986	—	54,412,986
Belgium	—	417,191,729	—	417,191,729
Canada	—	2,655,767,880	—	2,655,767,880
Denmark	—	161,906,212	—	161,906,212
Finland	—	278,044,845	—	278,044,845
France	—	1,155,809,735	—	1,155,809,735
Germany	—	977,843,446	—	977,843,446
Japan	—	341,537,452	—	341,537,452
Netherlands	—	1,134,417,514	—	1,134,417,514
Norway	—	434,594,225	—	434,594,225
Singapore	—	222,152,687	—	222,152,687
Supranational Organization Obligations	—	2,518,580,463	—	2,518,580,463
Sweden	—	813,432,015	—	813,432,015
Switzerland	—	107,961,397	—	107,961,397
United Kingdom	—	39,285,861	—	39,285,861
United States	—	595,554,145	—	595,554,145
U.S. Treasury Obligations	—	132,056,408	—	132,056,408
Certificates of Deposit	—	150,081,649	—	150,081,649
Commercial Paper	—	165,618,310	—	165,618,310
Securities Lending Collateral	—	5,140,946	—	5,140,946
Forward Currency Contracts**	—	88,056,714	—	88,056,714

TOTAL	—	$13,260,467,107	—	$13,260,467,107

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

67

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (96.8%)
AUSTRALIA — (7.8%)
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	20,000	$15,172,986
Queensland Treasury Corp.
Ω 3.500%, 08/21/30	AUD	61,500	53,001,764
Ω 1.750%, 08/21/31	AUD	7,000	5,166,793
Ω 1.750%, 07/20/34	AUD	7,000	4,992,912
South Australian Government Financing Authority
Ω 1.750%, 05/24/32	AUD	6,000	4,373,337
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	10,000	9,293,663
2.250%, 11/20/34	AUD	36,000	27,207,447
Western Australian Treasury Corp.
Ω 2.750%, 07/24/29	AUD	4,400	3,571,364
Ω 2.000%, 10/24/34	AUD	10,000	7,370,497

TOTAL AUSTRALIA			130,150,763

BELGIUM — (5.9%)
Dexia Credit Local SA
Ω 1.000%, 10/18/27	EUR	32,450	41,016,780
Kingdom of Belgium Government Bond
Ω 0.800%, 06/22/28	EUR	1,500	1,927,071
Ω 1.000%, 06/22/31	EUR	32,300	42,969,010
Ω 1.250%, 04/22/33	EUR	9,000	12,453,067

TOTAL BELGIUM			98,365,928

CANADA — (17.2%)
CPPIB Capital, Inc.
Ω 0.875%, 02/06/29	EUR	15,000	18,960,061
Ω 1.500%, 03/04/33	EUR	31,520	42,949,183
Province of Alberta Canada
3.500%, 06/01/31	CAD	28,000	24,817,924
3.900%, 12/01/33	CAD	36,000	33,370,592
Province of Manitoba Canada
6.300%, 03/05/31	CAD	5,000	5,449,786
Province of Ontario Canada
6.200%, 06/02/31	CAD	7,000	7,689,754
5.850%, 03/08/33	CAD	45,000	49,949,899
5.600%, 06/02/35	CAD	5,000	5,610,411
Province of Quebec Canada
Ω 0.875%, 05/04/27	EUR	32,763	41,090,974
Ω 0.875%, 07/05/28	EUR	3,000	3,776,604
Ω 0.000%, 10/15/29	EUR	10,000	11,752,600

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Province of Saskatchewan Canada
6.400%, 09/05/31	CAD	36,200	$40,214,524

TOTAL CANADA			285,632,312

FINLAND — (6.2%)
Finland Government Bond
Ω 1.125%, 04/15/34	EUR	45,000	62,368,584
Kuntarahoitus Oyj
Ω 1.250%, 02/23/33	EUR	30,511	41,554,277

TOTAL FINLAND			103,922,861

FRANCE — (19.0%)
Action Logement Services
Ω 0.500%, 10/30/34	EUR	25,200	30,822,159
Agence Francaise de Developpement
Ω 1.000%, 01/31/28	EUR	28,000	35,633,796
Ω 0.875%, 05/25/31	EUR	5,500	7,038,706
Ω 1.375%, 07/05/32	EUR	13,000	17,534,792
French Republic Government Bond OAT
Ω 1.250%, 05/25/34	EUR	82,000	114,124,061
SNCF Mobilites
Ω 1.500%, 02/02/29	EUR	21,000	27,489,618
SNCF Reseau
Ω 5.250%, 12/07/28	GBP	16,713	29,149,013
Ω 1.125%, 05/25/30	EUR	8,000	10,384,877
5.000%, 10/10/33	EUR	11,000	20,860,858
Societe Nationale SNCF SA
Ω 5.375%, 03/18/27	GBP	4,226	6,995,938
Unedic Asseo
Ω 1.500%, 04/20/32	EUR	9,000	12,431,475
Ω 1.250%, 05/25/33	EUR	3,400	4,607,801

TOTAL FRANCE			317,073,094

GERMANY — (4.5%)
Deutsche Bahn Finance GMBH
Ω 0.625%, 09/26/28	EUR	1,000	1,237,091
Ω 1.125%, 12/18/28	EUR	1,500	1,924,583
Ω 1.625%, 08/16/33	EUR	4,773	6,466,172
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	1,029,000	11,015,348
2.050%, 02/16/26	JPY	399,000	4,271,257
5.750%, 06/07/32	GBP	5,000	10,179,155
Ω 0.050%, 09/29/34	EUR	10,000	11,978,543

68

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
State of North Rhine-Westphalia Germany
Ω 2.375%, 05/13/33	EUR	9,000	$13,812,564
Ω 1.100%, 03/13/34	EUR	10,000	13,525,055

TOTAL GERMANY			74,409,768

NETHERLANDS — (3.3%)
BNG Bank NV
Ω 0.750%, 01/11/28	EUR	12,300	15,491,410
Ω 3.300%, 04/26/29	AUD	27,000	22,356,890
Nederlandse Waterschapsbank NV
Ω 1.000%, 03/01/28	EUR	7,600	9,745,102
Ω 0.500%, 04/29/30	EUR	6,500	8,103,609

TOTAL NETHERLANDS			55,697,011

NORWAY — (5.5%)
Equinor ASA
Ω 6.875%, 03/11/31	GBP	19,124	38,285,757
Norway Government Bond
Ω 1.750%, 09/06/29	NOK	459,224	52,657,564

TOTAL NORWAY			90,943,321

SINGAPORE — (4.0%)
Singapore Government Bond
2.875%, 09/01/30	SGD	9,000	7,854,599
3.375%, 09/01/33	SGD	62,000	58,428,257

TOTAL SINGAPORE			66,282,856

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.9%)
African Development Bank
0.500%, 03/21/29	EUR	3,500	4,327,406
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	20,381,522
EUROFIMA
Ω 3.350%, 05/21/29	AUD	15,000	12,279,670
Ω 0.150%, 10/10/34	EUR	30,000	35,082,754
European Financial Stability Facility
Ω 1.250%, 05/24/33	EUR	30,000	41,527,695
European Investment Bank
Ω 1.900%, 01/26/26	JPY	2,297,800	24,285,106
2.150%, 01/18/27	JPY	517,100	5,635,096

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Ω 1.375%, 05/12/28	SEK	110,000	$13,272,094
5.625%, 06/07/32	GBP	5,800	11,660,968
European Stability
Mechanism
Ω 1.200%, 05/23/33	EUR	38,500	52,650,821
European Union
Ω 1.250%, 04/04/33	EUR	10,000	13,770,823
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	13,687,434

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			248,561,389

SWEDEN — (1.4%)
Sweden Government Bond
Ω 2.250%, 06/01/32	SEK	165,000	23,349,658

UNITED KINGDOM — (7.1%)
Network Rail Infrastructure Finance P.L.C.
Ω 4.375%, 12/09/30	GBP	16,700	29,713,985
Transport for London
Ω 4.000%, 09/12/33	GBP	11,396	19,506,196
United Kingdom Gilt
Ω 4.250%, 06/07/32	GBP	18,650	34,754,728
Ω 4.500%, 09/07/34	GBP	17,000	33,807,471

TOTAL UNITED KINGDOM			117,782,380

TOTAL BONDS			1,612,171,341

U.S. TREASURY OBLIGATIONS — (3.2%)
U.S. Treasury Notes
0.625%, 05/15/30		54,500	53,341,875

TOTAL INVESTMENT SECURITIES (Cost $ 1,548,108,443)			1,665,513,216

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,548,108,443)			$1,665,513,216

69

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of October 31, 2020, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	97,186,306	AUD	132,587,409	UBS AG	11/02/20	$3,990,584
USD	5,596,371	CAD	7,440,779	Citibank, N.A.	11/09/20	11,291
USD	59,042,606	EUR	50,539,878	Bank of America Corp.	11/10/20	172,236
USD	66,876,945	SGD	91,237,173	JP Morgan	12/01/20	82,161
USD	54,862,097	EUR	46,780,886	Bank of America Corp.	12/29/20	302,430
USD	93,548,966	AUD	133,025,434	State Street Bank and Trust	12/30/20	16,133
USD	68,643,058	AUD	95,286,497	ANZ Securities	12/31/20	1,644,837
USD	2,122,024	AUD	2,996,525	State Street Bank and Trust	12/31/20	15,096
USD	3,840,038	AUD	5,382,411	UBS AG	12/31/20	55,536
JPY	944,687,440	USD	8,956,350	JP Morgan	01/08/21	76,123
USD	63,213,577	EUR	53,256,125	JP Morgan	01/12/21	1,080,580
USD	120,150,369	GBP	92,166,146	Mellon Bank	01/12/21	681,394
USD	12,140,089	EUR	10,257,181	State Street Bank and Trust	01/12/21	173,214
USD	179,417,146	EUR	610,662,088	Citibank, N.A.	01/14/21	3,344,301
USD	37,234,830	SEK	330,099,003	JP Morgan	01/15/21	100,744
USD	123,857,769	EUR	105,672,386	State Street Bank and Trust	01/15/21	563,601
USD	109,174,800	EUR	92,445,572	UBS AG	01/19/21	1,303,764
USD	122,676,535	EUR	103,645,965	State Street Bank and Trust	01/20/21	1,733,584
USD	82,225,993	CAD	108,156,626	Citibank, N.A.	01/21/21	1,012,734
USD	181,586,017	GBP	143,986,252	JP Morgan	01/21/21	1,990,708
USD	3,166,392	CAD	4,216,296	Mellon Bank	01/21/21	436
USD	124,791,677	EUR	105,307,237	JP Morgan	01/22/21	1,904,876

Total Appreciation						$20,256,363

AUD	132,587,409	USD	93,212,926	State Street Bank and Trust	11/02/20	$(17,205)
USD	78,270,502	CAD	104,875,342	Citibank, N.A.	11/09/20	(449,374)
USD	74,332,366	JPY	7,861,264,623	Bank of America Corp.	01/08/21	(831,811)
GBP	14,106,915	USD	18,383,964	JP Morgan	01/12/21	(98,088)

Total (Depreciation)						$(1,396,478)

Total Appreciation (Depreciation)						$18,859,885

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$130,150,763	—	$130,150,763
Belgium	—	98,365,928	—	98,365,928
Canada	—	285,632,312	—	285,632,312
Finland	—	103,922,861	—	103,922,861
France	—	317,073,094	—	317,073,094
Germany	—	74,409,768	—	74,409,768
Netherlands	—	55,697,011	—	55,697,011
Norway	—	90,943,321	—	90,943,321
Singapore	—	66,282,856	—	66,282,856
Supranational Organization Obligations	—	248,561,389	—	248,561,389

70

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$23,349,658	—	$23,349,658
United Kingdom	—	117,782,380	—	117,782,380
U.S. Treasury Obligations	—	53,341,875	—	53,341,875
Forward Currency Contracts**	—	18,859,885	—	18,859,885

TOTAL	—	$1,684,373,101	—	$1,684,373,101

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

71

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (28.8%)
Federal Farm Credit Notes
0.000%, 11/06/20	50,000	$49,999,556
Federal Home Loan Bank
0.000%, 11/20/20	42,998	42,996,280
0.000%, 11/27/20	150,000	149,991,666
0.000%, 11/30/20	54,000	53,996,640
0.000%, 01/06/21	180,000	179,967,499
0.000%, 01/08/21	5,000	4,999,069
0.000%, 01/20/21	245,000	244,946,237

TOTAL AGENCY OBLIGATIONS		726,896,947

U.S. TREASURY OBLIGATIONS — (71.0%)
U.S. Treasury Bills
¥ 0.000%, 11/03/20	28,000	27,999,949
¥ 0.109%, 11/12/20	100,000	99,997,917
¥ 0.093%, 12/08/20	153,000	152,986,230
¥ 0.101%, 12/29/20	175,000	174,974,370
¥ 0.097%, 01/05/21	130,000	129,979,200
¥ 0.096%, 01/12/21	65,000	64,989,103
¥ 0.096%, 01/21/21	26,000	25,994,655
¥ 0.105%, 01/26/21	115,000	114,961,986
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.214%, 04/30/22	265,500	265,778,167
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.139%, FRN
(r) 0.239%, 04/30/21	28,300	28,318,959
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.254%, 01/31/22	261,500	261,888,241
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.220%, FRN
(r) 0.320%, 07/31/21	188,000	188,267,000
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.400%, 10/31/21	253,600	254,319,628

TOTAL U.S. TREASURY OBLIGATIONS		1,790,455,405

TOTAL INVESTMENT SECURITIES
(Cost $2,516,688,948)		2,517,352,352

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	5,439,722	5,439,722

TOTAL INVESTMENTS — (100.0%)
(Cost $2,522,128,670)		$2,522,792,074

72

DFA SHORT-TERM GOVERNMENT PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$726,896,947	—	$726,896,947
U.S. Treasury Obligations	—	1,790,455,405	—	1,790,455,405
Temporary Cash Investments	$5,439,722	—	—	5,439,722

TOTAL	$5,439,722	$2,517,352,352	—	$2,522,792,074

See accompanying Notes to Financial Statements.

73

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (26.6%)
Federal Home Loan Bank
5.375%, 08/15/24	19,950	$23,777,177
5.365%, 09/09/24	1,400	1,667,058
2.875%, 09/13/24	6,500	7,151,260
3.125%, 06/13/25	11,480	12,888,979
3.125%, 09/12/25	43,715	49,254,037
4.375%, 03/13/26	14,080	16,931,100
5.750%, 06/12/26	31,080	39,937,732
1.875%, 09/11/26	2,500	2,684,379
3.000%, 09/11/26	62,930	71,641,529
2.125%, 12/11/26	30,250	32,906,578
2.500%, 12/10/27	97,640	109,153,798
3.000%, 03/10/28	41,265	47,853,016
3.250%, 06/09/28	202,360	237,275,111
3.250%, 11/16/28	245,180	290,716,462
2.125%, 09/14/29	11,305	12,336,471
2.125%, 12/14/29	28,270	30,865,531
Tennessee Valley Authority
2.875%, 09/15/24	87,775	96,248,983
6.750%, 11/01/25	57,282	74,502,463
2.875%, 02/01/27	170,019	191,627,990
7.125%, 05/01/30	120,440	184,070,288
4.650%, 06/15/35	2,635	3,589,799

TOTAL AGENCY OBLIGATIONS		1,537,079,741

U.S. TREASURY OBLIGATIONS — (73.3%)
U.S. Treasury Bonds
6.750%, 08/15/26	80,183	108,866,944
6.500%, 11/15/26	15,000	20,343,750
6.125%, 11/15/27	20,000	27,606,250
5.250%, 11/15/28	69,132	93,722,604
5.250%, 02/15/29	10,000	13,645,313
6.125%, 08/15/29	6,278	9,154,354
6.250%, 05/15/30	99,039	148,663,556
5.375%, 02/15/31	209,250	302,685,030

	Face Amount	Value†
	(000)
U.S. Treasury Notes
2.250%, 11/15/25	88,500	$96,672,422
1.625%, 02/15/26	156,000	165,731,718
2.375%, 04/30/26	63,000	69,546,094
1.625%, 05/15/26	178,000	189,159,765
1.500%, 08/15/26	124,000	131,013,750
2.000%, 11/15/26	122,550	133,215,680
2.250%, 02/15/27	161,500	178,362,871
2.375%, 05/15/27	130,000	144,889,062
2.250%, 08/15/27	160,400	177,818,437
2.250%, 11/15/27	12,000	13,324,687
2.750%, 02/15/28	102,000	117,088,828
2.875%, 05/15/28	151,000	175,177,696
2.875%, 08/15/28	1,750	2,035,879
2.375%, 05/15/29	212,000	239,965,781
1.625%, 08/15/29	227,000	243,049,608
1.750%, 11/15/29	105,000	113,625,586
1.500%, 02/15/30	414,000	438,775,312
0.625%, 05/15/30	514,500	503,566,875
0.625%, 08/15/30	394,750	385,559,727

TOTAL U.S. TREASURY OBLIGATIONS		4,243,267,579

TOTAL INVESTMENT SECURITIES (Cost $5,409,529,774)		5,780,347,320

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.026%	8,650,354	8,650,354

TOTAL INVESTMENTS — (100.0%) (Cost $5,418,180,128) $5,788,997,674

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$1,537,079,741	—	$1,537,079,741
U.S. Treasury Obligations.	—	4,243,267,579	—	4,243,267,579
Temporary Cash Investments	$8,650,354	—	—	8,650,354

TOTAL.	$8,650,354	$5,780,347,320	—	$5,788,997,674

See accompanying Notes to Financial Statements.

74

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (84.9%) 3M Co.
1.875%, 11/15/21	EUR	2,730	$3,253,304
0.375%, 02/15/22	EUR	2,200	2,581,175
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	23,016	27,642,457
AbbVie, Inc.
Ω 3.450%, 03/15/22		12,220	12,647,607
Ω 3.250%, 10/01/22		18,630	19,464,655
2.900%, 11/06/22		3,252	3,405,169
ABN AMRO Bank NV
0.500%, 07/17/23	EUR	17,291	20,529,567
Aetna, Inc.
2.750%, 11/15/22		2,000	2,075,323
3.500%, 11/15/24		1,236	1,351,515
Aflac, Inc.
3.625%, 06/15/23		706	764,544
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.260%, 12/15/21		25,000	24,998,618
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	10,000	11,674,569
Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.368%, 06/07/21		2,000	2,000,620
Airbus Finance BV
Ω 2.700%, 04/17/23		7,000	7,309,034
Albemarle Corp.
1.875%, 12/08/21	EUR	3,000	3,542,831
4.150%, 12/01/24		3,455	3,766,504
Alimentation Couche-Tard, Inc.
Ω 2.700%, 07/26/22		3,445	3,556,610
Altria Group, Inc.
1.000%, 02/15/23	EUR	17,875	21,263,383
American Express Co.
2.500%, 08/01/22		1,220	1,262,469
2.650%, 12/02/22		12,256	12,838,328
American Honda Finance Corp.
1.375%, 11/10/22	EUR	5,000	6,005,099
0.550%, 03/17/23	EUR	4,193	4,962,313

	Face Amount^		Value†
	(000)
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.210%, FRN
(r) 0.467%, 02/12/21		30,000	$30,017,008
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 0.600%, 06/11/21		8,767	8,784,096
American International Group, Inc.
6.400%, 12/15/20		11,283	11,361,755
1.500%, 06/08/23	EUR	7,600	9,152,534
4.125%, 02/15/24		12,338	13,657,145
3.750%, 07/10/25		7,821	8,764,838
AmerisourceBergen Corp.
3.400%, 05/15/24		4,200	4,555,035
Anheuser-Busch InBev SA
0.800%, 04/20/23	EUR	5,000	5,968,273
Anthem, Inc.
2.500%, 11/21/20		1,360	1,361,496
3.125%, 05/15/22		2,235	2,326,779
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	9,750	11,451,495
AP Moller - Maersk A.S.
1.500%, 11/24/22	EUR	540	648,827
ArcelorMittal SA
0.950%, 01/17/23	EUR	12,000	13,947,626
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	1,080,157
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,200	2,586,331
Asian Development Bank
0.370%, 06/26/23	SEK	80,000	9,076,115
Asian Development Bank, Floating Rate Note, 1M USD LIBOR + 0.290%, FRN
(r) 0.344%, 03/19/24	GBP	9,250	11,994,659
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.260%, 12/15/21		100,000	99,989,000
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 0.287%, 03/16/21		2,000	2,000,420

75

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
Asian Development Bank, Floating Rate Note, SONIO/N + 0.260%, FRN
(r) 0.314%, 02/01/22	GBP	7,000	$9,079,760
Assurant, Inc.
4.000%, 03/15/23		8,305	8,814,053
4.200%, 09/27/23		6,000	6,492,408
AstraZeneca P.L.C.
2.375%, 11/16/20		23,256	23,274,837
AT&T, Inc.
2.500%, 03/15/23	EUR	15,000	18,461,684
1.950%, 09/15/23	EUR	5,200	6,384,505
Australia & New Zealand Banking Group, Ltd.
3.300%, 03/07/22	AUD	22,166	16,226,504
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r)Ω 0.563%, 11/09/20		4,000	4,000,216
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r) 0.740%, 05/17/21		12,500	12,530,453
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.770%, FRN
(r) 0.850%, 01/18/23	AUD	3,000	2,135,288
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω 1.126%, 11/23/21		2,050	2,067,343
(r) 1.126%, 11/23/21		10,000	10,084,598
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, BBSW 3M + 0.770%, FRN
(r) 0.860%, 08/29/24	AUD	10,000	7,149,098
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, BBSW 3M + 1.130%, FRN
(r) 1.230%, 08/16/21	AUD	4,500	3,188,611

	Face Amount^		Value†
	(000)
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, BBSW 3M + 1.18%, FRN
(r) 1.263%, 04/07/21	AUD	6,500	$4,590,173
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, FRN
(r) 0.830%, 07/16/21	AUD	6,000	4,236,836
(r) 0.910%, 12/06/21	AUD	3,000	2,124,601
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,052,491
AutoZone, Inc.
2.875%, 01/15/23		22,501	23,499,209
Avnet, Inc.
# 4.875%, 12/01/22		4,291	4,587,049
Banco Santander SA
3.848%, 04/12/23		25,400	27,151,232
Bank of America Corp.
5.700%, 01/24/22		19,171	20,423,105
3.228%, 06/22/22	CAD	4,130	3,228,920
3.300%, 01/11/23		563	597,000
Bank of Montreal
1.900%, 08/27/21		5,254	5,325,460
Bank of Montreal, Floating Rate Note, 1M USD LIBOR + 0.920%, FRN
(r) 1.010%, 10/06/22	AUD	8,500	6,046,046
Bank of Montreal, Floating Rate Note, 1M USD LIBOR + 0.990%, FRN
(r) 1.081%, 09/07/23	AUD	4,000	2,856,956
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.400%, FRN
#(r) 0.616%, 01/22/21		22,772	22,790,289
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r) 0.684%, 04/13/21		5,000	5,010,276
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r) 1.041%, 08/27/21		4,608	4,637,593
Bank of Nova Scotia
3.400%, 02/11/24		2,801	3,040,429
Bank of Nova Scotia (The)
3.270%, 01/11/21	CAD	5,000	3,774,976
2.450%, 03/22/21		37,679	38,008,460
1.900%, 12/02/21	CAD	25,000	19,059,896
# 2.700%, 03/07/22		3,305	3,412,813

76

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r) 0.520%, 01/08/21		1,898	$1,898,972
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.658%, 04/20/21		5,515	5,525,089
Barclays P.L.C.
3.200%, 08/10/21		12,000	12,249,624
1.500%, 04/01/22	EUR	1,764	2,094,422
3.650%, 03/16/25		11,000	11,914,297
BAT International Finance P.L.C.
4.875%, 02/24/21	EUR	1,487	1,757,902
3.625%, 11/09/21	EUR	1,078	1,302,426
2.375%, 01/19/23	EUR	12,041	14,756,563
0.875%, 10/13/23	EUR	3,487	4,146,216
7.250%, 03/12/24	GBP	2,443	3,813,633
Bayer Capital Corp. BV
1.250%, 11/13/23	EUR	17,005	20,613,111
Bayer U.S. Finance LLC
#Ω 3.375%, 10/08/24		1,000	1,082,183
Beam Suntory, Inc.
3.250%, 06/15/23		10,000	10,543,068
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	4,000	4,738,123
Biogen, Inc.
3.625%, 09/15/22		6,426	6,798,834
BMW Finance NV
0.125%, 01/12/21	EUR	2,322	2,705,978
0.500%, 11/22/22	EUR	4,200	4,967,760
0.375%, 07/10/23	EUR	3,000	3,546,092
0.625%, 10/06/23	EUR	12,085	14,403,358
BMW US Capital LLC
0.625%, 04/20/22	EUR	2,000	2,359,395
Ω 3.800%, 04/06/23		4,000	4,298,251
BMW US Capital LLC, Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)Ω 0.754%, 08/13/21		20,407	20,446,600
BNG Bank NV
0.050%, 07/11/23	EUR	4,000	4,735,467
BNP Paribas SA
2.875%, 10/24/22	EUR	5,000	6,183,651
1.125%, 11/22/23	EUR	15,500	18,617,503
1.000%, 06/27/24	EUR	8,000	9,588,983
Boeing Co. (The)
# 2.200%, 10/30/22		3,900	3,941,126
2.800%, 03/01/23		4,000	4,077,684

	Face Amount^		Value†
	(000)
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	7,866	$9,260,089
3.650%, 03/15/25		5,000	5,489,181
4.100%, 04/13/25		6,107	6,842,901
BP Capital Markets America, Inc.
# 2.112%, 09/16/21		1,000	1,013,633
BP Capital Markets P.L.C.
2.500%, 11/06/22		2,000	2,080,692
1.109%, 02/16/23	EUR	5,000	6,009,618
1.117%, 01/25/24	EUR	7,650	9,252,788
BPCE SA
2.750%, 12/02/21		1,000	1,026,195
1.125%, 12/14/22	EUR	2,500	2,991,608
1.125%, 01/18/23	EUR	1,600	1,908,222
0.625%, 09/26/23	EUR	10,000	11,920,426
Ω 2.375%, 01/14/25		14,627	15,281,183
Bristol-Myers Squibb Co.
3.550%, 08/15/22		9,995	10,544,969
British Telecommunications P.L.C.
0.625%, 03/10/21	EUR	4,647	5,427,824
0.500%, 06/23/22	EUR	1,600	1,881,613
1.125%, 03/10/23	EUR	10,326	12,359,903
0.875%, 09/26/23	EUR	15,480	18,454,046
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.000%, 01/15/22		9,465	9,720,237
Broadcom, Inc.
4.700%, 04/15/25		32,760	37,226,282
Brown & Brown, Inc.
4.200%, 09/15/24		4,094	4,535,493
Bunge, Ltd. Finance Corp.
3.500%, 11/24/20		2,800	2,804,952
3.000%, 09/25/22		600	623,867
4.350%, 03/15/24		36,460	40,104,770
1.630%, 08/17/25		800	805,894
Caisse d’Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	20,000	23,616,308
Campbell Soup Co.
3.950%, 03/15/25		7,000	7,803,874
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω 0.455%, 03/15/24	CAD	25,000	18,834,347
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.175%, FRN
(r)Ω 0.680%, 03/15/21	CAD	25,000	18,796,442
Canadian Imperial Bank of Commerce
2.040%, 03/21/22	CAD	5,000	3,832,132
0.750%, 03/22/23	EUR	24,900	29,669,566

77

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
0.375%, 05/03/24	EUR	2,880	$3,376,712
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r) 0.529%, 02/02/21		645	645,422
Canadian Natural Resources, Ltd.
2.950%, 01/15/23		5,215	5,406,304
3.900%, 02/01/25		3,389	3,654,019
2.050%, 07/15/25		1,109	1,121,386
Capital One Financial Corp.
3.750%, 04/24/24		1,959	2,131,792
0.800%, 06/12/24	EUR	5,125	5,991,991
3.200%, 02/05/25		17,612	19,013,182
Cardinal Health, Inc.
3.079%, 06/15/24		6,000	6,452,274
Carrier Global Corp.
Ω 2.242%, 02/15/25		4,000	4,177,386
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.480%, 03/15/21		15,503	15,516,612
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.528%, 09/07/21		7,723	7,738,431
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.670%, 05/17/21		3,935	3,943,103
Chevron Corp.
2.498%, 03/03/22		540	554,653
Chubb INA Holdings, Inc.
2.300%, 11/03/20		7,229	7,229,000
Church & Dwight Co., Inc.
# 2.875%, 10/01/22		7,000	7,320,958
Cigna Corp.
3.250%, 04/15/25		1,260	1,379,550
Citigroup, Inc.
0.750%, 10/26/23	EUR	26,478	31,496,296
Citigroup, Inc., Floating Rate Note, 3M USD LIBOR + 1.190%, FRN
#(r) 1.404%, 08/02/21		10,105	10,187,187
Citizens Bank NA
2.650%, 05/26/22		8,635	8,912,277
CNA Financial Corp.
3.950%, 05/15/24		11,000	12,142,820

	Face Amount^		Value†
	(000)
CNH Industrial Capital LLC
4.375%, 04/05/22		200	$209,798
1.950%, 07/02/23		4,000	4,068,817
# 4.200%, 01/15/24		2,570	2,781,644
Coca-Cola Co. (The)
3.150%, 11/15/20		1,020	1,020,972
Coca-Cola European Partners P.L.C.
2.625%, 11/06/23	EUR	4,620	5,799,892
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		11,000	13,028,689
Comerica, Inc.
# 3.700%, 07/31/23		3,000	3,236,972
Commonwealth Bank of Australia
2.400%, 11/02/20		10,000	10,000,000
2.900%, 07/12/21	AUD	8,610	6,166,430
3.250%, 01/17/22	AUD	18,780	13,684,366
Ω 2.750%, 03/10/22		11,500	11,880,095
3.250%, 03/31/22	AUD	3,200	2,345,504
Conagra Brands, Inc.
4.300%, 05/01/24		1,409	1,572,720
Constellation Brands, Inc.
2.700%, 05/09/22		4,935	5,084,586
3.200%, 02/15/23		5,191	5,475,369
Cooperatieve Rabobank UA
2.500%, 01/19/21		8,935	8,977,385
0.125%, 10/11/21	EUR	2,750	3,219,218
2.750%, 01/10/22		4,928	5,071,675
4.000%, 01/11/22	EUR	2,500	3,064,229
3.875%, 02/08/22		15,799	16,508,429
4.750%, 06/06/22	EUR	3,000	3,776,471
0.500%, 12/06/22	EUR	3,496	4,139,165
Cox Communications, Inc.
Ω 3.250%, 12/15/22		770	810,827
Ω 3.850%, 02/01/25		2,000	2,205,771
CPPIB Capital, Inc.
2.375%, 01/29/21		35,700	35,881,713
Credit Agricole SA
0.750%, 12/05/23	EUR	2,000	2,396,859
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	10,220	12,133,232
3.750%, 03/26/25		7,157	7,918,441
CVS Health Corp.
2.750%, 12/01/22		2,120	2,207,404
3.875%, 07/20/25		1,000	1,122,535
CVS Health Corp., Floating Rate Note, 3M USD LIBOR + 0.720%, FRN
(r) 0.962%, 03/09/21		2,185	2,189,320

78

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
Daimler AG
	0.875%, 01/12/21	EUR	1,500	$1,750,871
	1.400%, 01/12/24	EUR	1,355	1,645,382
Daimler Finance North America LLC
Ω	2.875%,03/10/21		318	320,720
Ω	2.850%,01/06/22		3,000	3,073,599
Ω	2.700%,06/14/24		3,000	3,174,156
Ω	3.300%,05/19/25		200	218,093
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR + 0.670%, FRN
(r)	0.919%,11/05/21		13,000	13,029,464
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,893	8,062,854
	0.625%, 02/27/23	EUR	8,000	9,473,133
	2.000%, 09/04/23	GBP	2,000	2,669,807
Daiwa Securities Group, Inc.
Ω	3.129%,04/19/22		11,000	11,355,780
Danone SA
Ω	2.077%,11/02/21		5,000	5,065,558
Danske Bank A.S.
	0.875%, 05/22/23	EUR	3,000	3,545,835
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	1,645	1,961,734
	4.375%, 09/23/21	EUR	175	212,345
Deutsche Bank AG
	3.125%, 01/13/21		1,500	1,506,342
	3.150%, 01/22/21		8,800	8,842,856
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,400	2,810,651
	0.200%, 03/16/21	EUR	6,000	7,005,915
	0.625%, 01/21/22	EUR	750	885,861
	0.250%, 06/02/22	EUR	8,000	9,432,454
	0.750%, 01/25/23	EUR	1,200	1,436,075
Discovery Communications LLC
	3.450%, 03/15/25		1,200	1,309,663
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,491,457
Dollar Tree, Inc.
	3.700%, 05/15/23		6,702	7,186,354
Dominion Energy Gas Holdings LLC
	2.800%, 11/15/20		5,000	5,003,603
Dominion Energy Gas Holdings LLC, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r)	0.850%,06/15/21		18,669	18,726,949

		Face Amount^		Value†
		(000)
	Dow Chemical Co. (The)
	3.500%, 10/01/24		595	$649,761
	DTE Energy Co.
	2.600%, 06/15/22		3,418	3,531,059
	DuPont de Nemours, Inc.
#	2.169%, 05/01/23		46,250	46,752,288
	DXC Technology Co.
	4.450%, 09/18/22		1,250	1,308,942
	4.000%, 04/15/23		5,000	5,295,213
	4.250%, 04/15/24		2,000	2,152,261
	4.125%, 04/15/25		24,250	26,108,061
	E*TRADE Financial Corp.
	2.950%, 08/24/22		4,060	4,225,507
	Eaton Corp.
	2.750%, 11/02/22		1,285	1,344,688
	eBay, Inc.
	3.800%, 03/09/22		1,636	1,705,280
	Edison International
#	2.400%, 09/15/22		2,600	2,639,215
	2.950%, 03/15/23		2,000	2,062,730
#	4.950%, 04/15/25		33,300	36,826,399
	Electricite de France SA
	2.750%, 03/10/23	EUR	11,700	14,553,683
	Electronic Arts, Inc.
	3.700%, 03/01/21		11,879	11,976,047
	Enbridge, Inc.
	2.900%, 07/15/22		18,189	18,842,095
	3.190%, 12/05/22	CAD	5,000	3,913,233
	2.500%, 01/15/25		6,000	6,259,449
	Enel Finance International N.V.
Ω	4.250%, 09/14/23		2,000	2,187,450
	Enel Finance International NV
Ω	2.875%, 05/25/22		2,200	2,268,959
	5.000%, 09/14/22	EUR	2,000	2,557,581
	Energy Transfer Operating L.P.
	3.600%, 02/01/23		1,500	1,545,486
	Eni SpA
	1.750%, 01/18/24	EUR	4,406	5,441,029
	Enterprise Products Operating LLC
	3.350%, 03/15/23		3,960	4,193,292
	Equifax, Inc.
	3.950%, 06/15/23		10,000	10,802,846
	Equinor ASA
	2.900%, 11/08/20		5,259	5,260,913
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		15,000	16,467,859
	Erste Abwicklungsanstalt
	2.000%, 11/16/20		2,200	2,201,408
	0.000%, 02/25/21	EUR	16,000	18,664,216

79

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.350%, 03/11/22		18,458	$18,447,479
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.348%, 03/13/23		1,450	1,450,000
	European Investment Bank
	5.000%, 12/01/20	SEK	24,630	2,778,575
	0.500%, 07/19/22	SEK	40,000	4,533,399
	European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)	0.342%, 01/30/23		32,000	31,985,487
	European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)	0.368%, 03/05/24		102,750	102,680,854
(r)Ω	0.368%, 03/05/24		25,000	24,983,176
	European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)	0.404%, 06/29/23	GBP	1,653	2,150,643
	European Stability Mechanism
	0.100%, 07/31/23	EUR	7,000	8,319,498
	Eversource Energy
	2.500%, 03/15/21		5,500	5,533,303
	Exelon Corp.
	2.450%, 04/15/21		447	450,201
	3.950%, 06/15/25		3,300	3,712,716
	Exelon Generation Co. LLC
	3.400%, 03/15/22		1,600	1,656,346
#	3.250%, 06/01/25		14,000	15,227,548
	FedEx Corp.
	0.700%, 05/13/22	EUR	4,060	4,790,186
	1.000%, 01/11/23	EUR	21,955	26,102,462
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	31,223,986
	FirstEnergy Corp.
	2.050%, 03/01/25		4,000	3,992,018
	Flex, Ltd.
	4.750%, 06/15/25		2,050	2,304,970
	GATX Corp.
	4.750%, 06/15/22		12,125	12,882,991
	GE Capital Funding LLC
Ω	3.450%, 05/15/25		7,003	7,483,106

		Face Amount^		Value†
		(000)
GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		14,874	$14,883,817
General Dynamics Corp., Floating Rate Note, 3M USD LIBOR + 0.38%, FRN
(r)	0.633%, 05/11/21		15,000	15,028,649
General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,754,557
	3.375%, 03/11/24		731	786,735
General Mills, Inc.
	1.000%, 04/27/23	EUR	5,922	7,073,622
General Motors Co.
	6.125%, 10/01/25		3,000	3,515,729
General Motors Financial Co., Inc.
	3.200%, 07/06/21		7,234	7,331,654
	3.450%, 01/14/22		12,773	13,109,058
	3.250%, 01/05/23		1,300	1,347,728
	2.750%, 06/20/25		19,100	19,713,541
Gilead Sciences, Inc.
	4.500%, 04/01/21		1,198	1,206,097
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	6,005,547
Glencore Funding LLC
Ω	4.625%, 04/29/24		16,455	18,049,627
Ω	1.625%, 09/01/25		5,000	4,969,223
Glencore Funding, LLC
Ω	4.125%, 03/12/24		2,145	2,318,784
Global Payments, Inc.
	3.800%, 04/01/21		1,531	1,548,690
	3.750%, 06/01/23		1,000	1,069,902
	2.650%, 02/15/25		10,500	11,109,252
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		400	414,330
	2.500%, 10/18/21	EUR	9,411	11,254,702
	5.750%, 01/24/22		5,000	5,322,381
	3.250%, 02/01/23	EUR	12,360	15,465,550
	3.500%, 01/23/25		10,000	10,924,731
Halliburton Co.
#	3.500%, 08/01/23		2,800	2,954,482
Harley-Davidson Financial Services, Inc.
Ω	3.550%, 05/21/21		3,000	3,042,497
Ω	2.550%, 06/09/22		11,012	11,226,107
#Ω	3.350%, 02/15/23		500	518,653
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		20,200	22,313,344
	4.650%, 10/01/24		19,768	22,311,226
#	4.900%, 10/15/25		2,000	2,299,056
HP, Inc.
	2.200%, 06/17/25		19,000	19,887,238

80

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		2,450	$2,573,662
	HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r)	1.910%, 05/25/21		34,826	35,116,727
	Humana, Inc.
	3.850%, 10/01/24		17,000	18,766,615
	Iberdrola International BV
	1.750%, 09/17/23	EUR	3,000	3,688,787
	IBM Credit LLC, Floating Rate Note, 3M USD LIBOR + 0.160%, FRN
(r)	0.409%, 02/05/21		14,000	14,004,508
	IBM Credit LLC, Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	0.478%, 01/20/21		26,000	26,013,965
	IBM Credit LLC, Floating Rate Note, 3M USD LIBOR + 0.47%, FRN
	(r) 0.726%, 11/30/20		6,536	6,538,103
	ING Bank NV
Ω	2.750%, 03/22/21		6,000	6,058,335
	ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r)	0.000%, 11/26/21	EUR	15,400	18,021,523
	ING Groep NV
	1.000%, 09/20/23	EUR	4,200	5,036,907
	Integrys Holding, Inc.
	4.170%, 11/01/20		1,000	1,000,000
	Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r)	0.195%, 10/25/21		15,000	14,992,800
	International Bank for Reconstruction & Development
	2.600%, 09/20/22	AUD	6,000	4,406,663
	International Bank for Reconstruction & Development, Floating Rate Note, 1M USD LIBOR + 0.270%, FRN
(r)	0.325%, 05/15/24	GBP	4,182	5,424,876

		Face Amount^		Value†
		(000)
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.398%, 09/18/25		50,000	$50,073,481
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.390%, FRN
(r)	0.478%, 06/17/24		14,551	14,540,396
	International Business Machines Corp.
	1.875%, 11/06/20	EUR	3,938	4,587,218
	1.250%, 05/26/23	EUR	4,000	4,839,307
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		2,000	2,210,447
	Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,542,279
Ω	3.125%, 07/14/22		1,025	1,055,349
	Ireland Government Bond
	3.400%, 03/18/24	EUR	15,000	19,878,341
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	1,046,975
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,116,914
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	15,011	18,040,885
	JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	3,000	3,543,669
	0.625%, 01/25/24	EUR	14,800	17,534,501
	Kellogg Co.
	0.800%, 11/17/22	EUR	8,770	10,411,346
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21		5,000	5,106,980
	2.700%, 11/15/22		2,000	2,075,510
	KeyCorp
	5.100%, 03/24/21		8,008	8,157,750
	Kinder Morgan, Inc.
	4.300%, 06/01/25		9,000	10,103,850
	Kinross Gold Corp.
	5.950%, 03/15/24		3,715	4,214,267
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.277%, 04/15/21		3,000	3,000,436

81

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	0.378%, 09/08/21		10,000	$10,005,280
	Kommunekredit
	0.000%, 09/08/22	EUR	1,750	2,058,637
	Kommuninvest I Sverige AB
	2.500%, 12/01/20	SEK	20,000	2,252,161
	0.250%, 06/01/22	SEK	839,890	94,851,741
	0.750%, 02/22/23	SEK	97,500	11,143,903
	1.000%, 11/13/23	SEK	312,190	36,094,482
	Kroger Co. (The)
	2.950%, 11/01/21		786	804,359
	3.400%, 04/15/22		10,000	10,369,705
	Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.330%, 02/17/21		29,000	29,004,805
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.353%, 09/27/21		1,000	1,000,648
	Las Vegas Sands Corp.
	3.200%, 08/08/24		2,000	2,022,820
	Lazard Group LLC
	3.750%, 02/13/25		2,000	2,170,434
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	15,590,320
	Liberty Mutual Group, Inc.
Ω	5.000%, 06/01/21		2,500	2,566,336
Ω	4.950%, 05/01/22		1,200	1,277,698
	Linde, Inc.
	1.200%, 02/12/24	EUR	1,580	1,926,947
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		10,250	10,440,377
	3.000%, 01/11/22		27,304	28,059,502
	LyondellBasell Industries NV
	5.750%, 04/15/24		8,855	10,105,415
	Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		1,780	1,837,204
	Marathon Petroleum Corp.
	4.500%, 05/01/23		24,288	26,105,932
	4.700%, 05/01/25		10,096	11,205,733
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		4,650	4,780,633
	3.500%, 06/03/24		2,165	2,360,914
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	15,162	18,124,042
	McDonald’s Corp.
	1.000%, 11/15/23	EUR	12,500	15,086,586

		Face Amount^		Value†
		(000)
	0.625%, 01/29/24	EUR	5,000	$5,965,804
	Medtronic Global Holdings SCA
	0.000%, 12/02/22	EUR	3,438	4,020,788
	Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,121,180
	Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,002	1,010,773
	2.190%, 09/13/21		1,300	1,319,804
	2.998%, 02/22/22		2,500	2,582,443
	0.680%, 01/26/23	EUR	15,142	17,911,721
	0.980%, 10/09/23	EUR	5,004	5,993,596
	2.193%, 02/25/25		3,000	3,144,764
	Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r)	0.865%, 07/26/21		6,254	6,279,491
	Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.060%, FRN
(r)	1.309%,09/13/21		9,092	9,166,664
	Mizuho Financial Group, Inc.
Ω	2.632%,04/12/21		5,000	5,051,300
	2.953%, 02/28/22		600	619,902
	Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.389%,09/13/21		22,001	22,195,086
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,364,119
	Molson Coors Brewing Co.
#	2.100%, 07/15/21		3,000	3,031,110
	Mondelez International Holdings Netherlands BV
#Ω	2.000%,10/28/21		13,012	13,200,069
	Mondelez International, Inc.
	2.375%, 01/26/21	EUR	700	820,253
	Morgan Stanley
	2.375%, 03/31/21	EUR	7,000	8,244,250
	3.125%, 08/05/21	CAD	5,000	3,825,715
	1.000%, 12/02/22	EUR	600	714,862
	1.875%, 03/30/23	EUR	5,000	6,088,674
	1.750%, 03/11/24	EUR	18,985	23,322,557
	Morgan Stanley, Floating Rate Note, 3M USD LIBOR + 1.400%, FRN
(r)	1.609%, 04/21/21		15,237	15,330,948
	MPLX L.P.
	4.500%, 07/15/23		275	296,905
#	4.875%,12/01/24		6,290	$7,043,618

82

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
MPLX LP
#	4.000%, 02/15/25		1,000	1,086,273
Mylan N.V.
	3.150%, 06/15/21		1,500	1,521,723
Mylan NV
	3.750%, 12/15/20		781	781,911
Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,383,008
	4.200%, 11/29/23		663	725,971
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,280,084
#	1.875%, 07/12/21		2,500	2,529,278
	2.800%, 01/10/22		17,631	18,140,225
	2.500%, 05/22/22		35,800	37,033,488
	0.350%, 09/07/22	EUR	7,800	9,183,879
National Australia Bank, Ltd., Floating Rate Note, BBSW 3M + 0.770%, FRN
(r)	0.830%, 01/21/25	AUD	3,000	2,145,721
National Australia Bank, Ltd., Floating Rate Note, BBSW 3M + 0.920%, FRN
(r)	1.010%, 06/19/24	AUD	1,000	718,377
National Australia Bank, Ltd., Floating Rate Note, BBSW 3M + 1.170%, FRN
(r)	1.270%, 05/12/21	AUD	4,000	2,827,257
National Bank of Canada
	2.100%, 02/01/23		1,120	1,157,716
National Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.400%, FRN
(r)Ω	0.627%, 03/21/21		14,390	14,407,830
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	30,263,329
National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r)	0.595%, 06/30/21		2,500	2,505,925
Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	6,127,573
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	210,514

		Face Amount^		Value†
		(000)
	Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.253%, 11/10/20		37,123	$37,123,748
	Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.320%, 12/15/21		125,000	125,069,124
	Nestle Holdings, Inc.
	1.875%, 03/09/21		8,000	8,033,696
	NetApp, Inc.
	1.875%, 06/22/25		5,000	5,163,116
	Newmont Corp.
	3.625%, 06/09/21		4,927	4,994,654
	Noble Energy, Inc.
#	3.900%, 11/15/24		6,000	6,629,091
	Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,834,459
	1.851%, 07/16/25		13,000	13,240,140
	Nordea Bank AB
	1.000%, 02/22/23	EUR	3,000	3,595,554
	Norfolk Southern Corp.
	3.000%, 04/01/22		1,352	1,393,559
	Northrop Grumman Corp.
	2.550%, 10/15/22		4,000	4,159,188
	NRW Bank
	0.125%, 01/18/21	EUR	14,500	16,909,751
	0.125%, 07/07/23	EUR	4,000	4,743,909
	NRW Bank, Floating Rate Note, FRN
(r)	0.316%, 12/17/21		10,000	10,003,400
	NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.283%, 02/08/21		22,200	22,200,444
	Nutrien, Ltd.
	3.625%, 03/15/24		4,350	4,727,627
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		3,795	3,969,578
	3.650%, 11/01/24		4,000	4,388,604
	ONEOK Partners L.P.
	5.000%, 09/15/23		3,688	3,975,541
	OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	383,059
	Oracle Corp.
	1.900%, 09/15/21		51,207	51,841,732
#	2.500%,05/15/22		1,329	1,368,204
	3.400%,07/08/24		5,000	5,465,258

83

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	$1,551,873
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,462,758
Ω	4.250%, 01/17/23		9,025	9,711,107
Ω	4.125%, 08/01/23		2,707	2,937,865
Pernod Ricard SA
Ω	5.750%, 04/07/21		320	327,153
Ω	4.450%, 01/15/22		18,077	18,921,877
Perrigo Finance Unlimited Co.
#	3.900%, 12/15/24		2,000	2,156,264
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	17,241,397
Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	5,000	6,438,214
Phillips 66
	3.850%, 04/09/25		5,000	5,500,916
Phillips 66 Partners L.P.
#	2.450%, 12/15/24		11,084	11,480,609
	3.605%, 02/15/25		4,667	4,943,393
PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,183,357
Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	655,340
Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,002,283
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.561%, 08/21/23	CAD	15,000	11,344,517
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.905%, 10/13/24	CAD	30,000	22,994,596
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	1.043%, 10/19/23	CAD	15,000	11,499,662
Prudential Financial, Inc.
	4.500%, 11/15/20		3,801	3,806,379
	3.500%, 05/15/24		12,500	13,697,771
Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	16,822,401
	2.375%, 10/17/24		23,379	24,440,786
Republic Services, Inc.
	3.550%, 06/01/22		2,000	2,081,336
Reynolds American, Inc.
	4.450%, 06/12/25		8,000	9,036,306

		Face Amount^		Value†
		(000)
Ross Stores, Inc.
	4.600%, 04/15/25		7,200	$8,312,466
Royal Bank of Canada
	1.968%, 03/02/22	CAD	10,000	7,650,379
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	0.580%, 07/08/21		3,050	3,056,510
Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		4,500	4,476,873
Ryder System, Inc.
	2.875%, 06/01/22		2,367	2,447,767
	2.500%, 09/01/22		15,225	15,741,251
	3.400%, 03/01/23		18,180	19,222,310
	3.875%, 12/01/23		290	315,607
	2.500%, 09/01/24		6,000	6,333,335
Sanofi
	0.000%, 03/21/22	EUR	1,500	1,754,882
	0.500%, 03/21/23	EUR	8,000	9,494,339
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	19,484,845
Santander UK Group Holdings P.L.C.
	3.125%, 01/08/21		15,000	15,071,054
	2.875%, 08/05/21		1,000	1,017,902
Sempra Energy, Floating Rate Note, 3M USD LIBOR + 0.450%, FRN
(r)	0.700%, 03/15/21		700	700,857
Shell International Finance BV
	2.250%, 11/10/20		12,956	12,960,821
	1.625%, 03/24/21	EUR	2,500	2,934,132
	1.875%, 05/10/21		17,301	17,438,228
#	1.750%, 09/12/21		4,897	4,960,163
	1.000%, 04/06/22	EUR	1,000	1,186,371
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		341	352,131
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		3,020	3,059,442
Simon Property Group L.P.
	3.500%, 09/01/25		15,000	16,417,099
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,626,785
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	15,711,237
Societe Generale SA
Ω	2.500%, 04/08/21		4,200	4,237,540
#Ω	3.250%, 01/12/22		2,000	2,056,444

84

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	0.500%, 01/13/23	EUR	5,000	$5,867,414
Ω	4.250%, 09/14/23		500	542,675
#Ω	2.625%, 10/16/24		2,000	2,079,975
	Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	20,513,741
	Southwest Airlines Co.
	4.750%, 05/04/23		5,185	5,553,938
	Spain Government Bond
	5.400%, 01/31/23	EUR	17,000	22,461,628
	4.800%, 01/31/24	EUR	3,500	4,781,177
	Spectra Energy Partners L.P.
	3.500%, 03/15/25		5,000	5,422,223
	Standard Chartered P.L.C
	1.625%, 06/13/21	EUR	2,400	2,826,656
	Starbucks Corp.
	2.100%, 02/04/21		1,770	1,774,954
	State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	9,000	10,688,427
	State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	0.434%, 10/15/24	GBP	4,000	5,189,326
	Stryker Corp.
	2.625%, 03/15/21		6,121	6,159,825
	1.125%, 11/30/23	EUR	7,278	8,801,645
	Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		4,000	4,036,920
	2.058%, 07/14/21		5,000	5,061,364
	2.784%, 07/12/22		1,150	1,194,906
	0.819%, 07/23/23	EUR	8,946	10,654,386
	Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.358%, 10/19/21		705	711,791
	Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.680%, FRN
(r)	1.922%, 03/09/21		11,647	11,710,066
	Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	19,220,640
	Sunoco Logistics Partners Operations L.P.
	3.450%, 01/15/23		5,260	5,383,961

	Face Amount^		Value†
	(000)
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 0.299%, 12/14/20		22,250	$22,252,717
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r) 0.369%, 12/13/21		29,000	29,029,336
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	13,000	15,264,754
2.625%, 08/23/22	EUR	3,000	3,681,596
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r) 0.726%, 05/24/21		6,625	6,642,383
Swedbank AB
0.300%, 09/06/22	EUR	12,020	14,126,122
0.250%, 11/07/22	EUR	1,200	1,409,773
0.400%, 08/29/23	EUR	250	295,312
Sysco Corp.
3.550%, 03/15/25		16,102	17,615,844
5.650%, 04/01/25		10,000	11,787,531
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22	EUR	2,350	2,802,504
Telefonica Emisiones SA
3.961%, 03/26/21	EUR	1,100	1,302,251
3.987%, 01/23/23	EUR	7,800	9,934,044
1.069%, 02/05/24	EUR	1,300	1,569,287
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	3,180	3,730,438
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	3,000	3,506,738
1.994%, 03/23/22	CAD	15,000	11,490,205
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r) 0.680%, 06/11/21		15,246	15,285,103
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 1.000%, FRN
(r) 1.220%, 04/07/21		6,116	6,142,463
Total Capital International SA
2.750%, 06/19/21		2,000	2,030,779
# 2.875%, 02/17/22		1,416	1,462,194
0.250%, 07/12/23	EUR	500	590,582
Total Capital SA
4.125%, 01/28/21		10,000	10,089,143

85

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	10,000	$7,643,324
	2.350%, 07/18/22	CAD	10,000	7,711,627
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	500	583,224
	Toyota Motor Credit Corp.
	1.900%, 04/08/21		28,176	28,374,641
	2.600%, 01/11/22		5,277	5,416,599
	0.750%, 07/21/22	EUR	6,700	7,932,969
	2.375%, 02/01/23	EUR	2,000	2,463,677
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	0.770%, 01/08/21		1,300	1,301,260
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	3,000	3,514,250
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		300	309,370
	Truist Financial Corp.
	2.900%, 03/03/21		7,565	7,616,033
	2.050%, 05/10/21		1,292	1,302,098
	Tyson Foods, Inc.
	4.500%, 06/15/22		750	791,075
	UBS Group AG
	1.750%, 11/16/22	EUR	9,052	10,945,027
	2.125%, 03/04/24	EUR	5,000	6,219,872
	UBS Group AG, Floating Rate Note, 3M USD LIBOR + 1.780%, FRN
(r)	2.004%, 04/14/21		3,900	3,928,993
	UNEDIC ASSEO
	0.000%, 11/25/20	EUR	1,600	1,863,720
	0.875%, 10/25/22	EUR	27,300	32,654,237
	UniCredit SpA
Ω	7.830%, 12/04/23		2,500	2,928,862
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	2,000	2,368,239
#	3.900%, 04/01/25		10,947	12,419,835
	UnitedHealth Group, Inc.
	4.700%, 02/15/21		925	927,849
	2.375%, 10/15/22		6,225	6,468,146
	Unum Group
	4.500%, 03/15/25		1,000	1,111,972
	Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,057,799
#	3.650%, 03/15/25		2,000	2,126,341
	2.850%, 04/15/25		26,400	27,039,379
	Ventas Realty L.P.
	3.100%, 01/15/23		3,200	3,356,274
#	3.500%, 04/15/24		1,000	1,079,045
	2.650%, 01/15/25		2,000	2,110,477

		Face Amount^		Value†
		(000)
	Verizon Communications, Inc.
	1.625%, 03/01/24	EUR	5,000	$6,177,805
	3.376%, 02/15/25		5,000	5,548,821
	VF Corp.
	2.050%, 04/23/22		6,900	7,060,455
	ViacomCBS, Inc.
	4.750%, 05/15/25		33,200	38,100,401
	VMware, Inc.
	2.950%, 08/21/22		2,000	2,076,374
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	5,600	6,862,491
	0.500%, 01/30/24	EUR	2,304	2,730,312
	Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	6,900	8,290,444
	Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	5,926,869
	1.375%, 10/16/23	EUR	12,000	14,430,825
	Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,850	3,984,899
Ω	2.850%, 09/26/24		1,000	1,063,493
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	4,981,740
	Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	2,997,809
	1.375%, 01/20/25	EUR	3,000	3,637,901
	Walgreen Co.
	3.100%, 09/15/22		4,127	4,330,289
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		4,000	4,100,339
	3.800%, 11/18/24		1,907	2,104,679
	Wells Fargo & Co.
	2.550%, 12/07/20		6,690	6,704,986
	1.500%, 09/12/22	EUR	2,700	3,231,018
	2.250%, 05/02/23	EUR	5,700	6,997,516
	3.000%, 02/19/25		2,800	3,022,295
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r)	1.240%, 07/26/21		3,400	3,421,998
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.340%, FRN
(r)	1.591%, 03/04/21		15,234	15,302,078
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	19,942,990
	Westpac Banking Corp.
	2.600%, 11/23/20		29,052	29,090,684
	2.800%, 01/11/22		15,512	15,982,789
	2.500%, 06/28/22		3,140	3,249,779

86

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r) 1.200%, 04/24/24	AUD	8,000	$5,784,280
Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +0.880%, FRN
(r) 0.980%, 08/16/24	AUD	8,000	5,743,732
Westpac Banking Corp., Floating Rate Note, BBSW 3M + 1.170%, FRN
(r) 1.260%, 06/03/21	AUD	1,500	1,060,883
Whirlpool Corp.
3.700%, 03/01/23		1,525	1,625,265
Williams Cos, Inc. (The)
4.300%, 03/04/24		5,100	5,557,334
3.900%, 01/15/25		5,442	5,900,063
Williams Cos., Inc. (The)
3.700%, 01/15/23		6,726	7,083,629
Williams Partners LP
3.350%, 08/15/22		4,600	4,766,752
Xcel Energy, Inc.
2.400%, 03/15/21		4,070	4,094,169
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25		14,145	15,571,382
Zoetis, Inc.
3.250%, 02/01/23		3,015	3,176,939

TOTAL BONDS			5,261,037,902

U.S. TREASURY OBLIGATIONS — (8.5%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.155%, 07/31/22		60,000	59,997,351
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.214%, 04/30/22		25,000	25,026,193
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.139%, FRN
(r) 0.239%, 04/30/21		38,300	38,325,658

	Face Amount^	Value†
	(000)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.220%, FRN
(r) 0.320%, 07/31/21	404,200	$404,774,049

TOTAL U.S. TREASURY OBLIGATIONS		528,123,251

TOTAL INVESTMENT SECURITIES (Cost $5,707,177,328)		5,789,161,153

COMMERCIAL PAPER — (6.4%)
BP Capital Markets P.L.C.
1.070%, 12/01/20	4,200	4,199,563
Caisse des Depots et Consignations
0.274%, 11/06/20	25,000	24,999,563
0.345%, 01/19/21	50,000	49,980,312
0.370%, 02/09/21	50,000	49,974,359
Erste Abwicklungsanstalt
0.254%, 11/04/20	25,000	24,999,684
Exxon Mobil Corp.
0.300%, 11/23/20	10,000	9,999,380
FMS Wertmanagement
0.230%, 01/21/21	9,250	9,247,547
0.220%, 01/26/21	25,600	25,592,553
0.233%, 02/02/21	15,150	15,144,963
Harley-Davidson Financial Services, Inc.
0.815%, 01/04/21	8,000	7,993,341
Natwest Market P.L.C.
1.150%, 01/07/21	12,500	12,495,544
Natwest Markets P.L.C.
1.080%, 01/08/21	15,000	14,994,663
1.021%, 01/15/21	10,000	9,996,471
Shell International Finance BV
0.499%, 05/25/21	50,000	49,925,538
Total Capital Canada, Ltd.
0.270%, 01/05/21	50,000	49,987,437
Walgreens Boots Alliance, Inc.
1.430%, 11/09/20	31,500	31,498,617
Walt Disney Co. (The)
0.700%, 03/26/21	3,500	3,495,584

TOTAL COMMERCIAL PAPER (Cost $394,301,127)		394,525,119

87

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Shares	Value†

SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	1,397,916	$16,175,285

TOTAL INVESTMENTS — (100.0%) (Cost $6,117,652,015)			$6,199,861,557

As of October 31, 2020, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	120,833,751	AUD	168,017,408	Mellon Bank	11/19/20	$2,723,975
USD	137,709,977	EUR	116,063,242	JP Morgan	01/06/21	2,318,641
USD	72,302,078	SEK	641,697,250	JP Morgan	01/07/21	120,972
USD	135,542,630	EUR	114,640,716	HSBC Bank	01/08/21	1,804,909
USD	133,531,206	EUR	113,073,956	Citibank, N.A.	01/12/21	1,609,784
USD	27,382,101	SEK	240,891,730	Bank of America Corp.	01/13/21	283,827
USD	135,312,104	EUR	115,411,276	Bank of America Corp.	01/14/21	657,925
USD	123,775,971	EUR	105,231,507	Citibank, N.A.	01/15/21	996,203
USD	133,264,764	CAD	175,671,913	State Street Bank and Trust	01/15/21	1,356,268
USD	134,106,401	EUR	113,554,799	Bank of America Corp.	01/19/21	1,603,854
USD	138,898,323	EUR	117,358,170	Bank of America Corp.	01/20/21	1,954,801
USD	175,246,046	EUR	165,820,866	Citibank, N.A.	01/21/21	2,856,714
USD	123,701,275	EUR	104,392,354	JP Morgan	01/22/21	1,882,084
USD	126,983,706	EUR	107,211,422	JP Morgan	01/25/21	1,866,693

Total Appreciation						$22,036,650

USD	66,553,893	SEK	593,247,556	State Street Bank and Trust	12/23/20	$(160,677)
USD	43,162,296	GBP	33,323,314	State Street Bank and Trust	01/04/21	(31,036)
SEK	39,946,884	USD	4,549,073	Bank of America Corp.	01/07/21	(55,661)
EUR	8,343,500	USD	9,924,243	Mellon Bank	01/20/21	(188,335)

Total (Depreciation)						$(435,709)

Total Appreciation
(Depreciation)						$21,600,941

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,261,037,902	—	$5,261,037,902
U.S. Treasury Obligations	—	528,123,251	—	528,123,251
Commercial Paper	—	394,525,119	—	394,525,119

88

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$16,175,285	—	$16,175,285
Forward Currency Contracts**	—	21,600,941	—	21,600,941

TOTAL	—	$6,221,462,498	—	$6,221,462,498

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

89

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (5.0%)
Federal Home Loan Bank
2.125%, 09/14/29	5,000	$5,456,201
2.125%, 12/14/29	5,000	5,459,061
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29	5,000	7,461,090
6.750%, 03/15/31	6,000	9,231,288
6.250%, 07/15/32	16,000	24,720,794
Federal National Mortgage Association
6.250%, 05/15/29	5,000	7,132,048
7.125%, 01/15/30	3,000	4,583,839
7.250%, 05/15/30	11,000	17,062,677
0.875%, 08/05/30	10,000	9,716,202
6.625%, 11/15/30	10,000	15,144,696
Tennessee Valley Authority
7.125%, 05/01/30	2,000	3,056,630

TOTAL AGENCY OBLIGATIONS		109,024,526

BONDS — (89.9%)
3M Co.
2.875%, 10/15/27	12,500	13,821,175
# 3.375%, 03/01/29	4,500	5,161,167
2.375%, 08/26/29	11,000	11,771,031
Abbott Laboratories
# 5.300%, 05/27/40	3,000	4,316,678
AbbVie, Inc.
4.250%, 11/14/28	4,000	4,719,054
Activision Blizzard, Inc.
3.400%, 06/15/27	600	678,660
Aetna, Inc.
6.750%, 12/15/37	1,000	1,473,939
Affiliated Managers Group, Inc.
3.300%, 06/15/30	5,200	5,512,090
Agilent Technologies, Inc.
2.750%, 09/15/29	1,400	1,499,746
Ahold Finance USA LLC
6.875%, 05/01/29	388	540,983
Airbus SE
Ω 3.150%, 04/10/27	1,000	1,062,872
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27	1,185	1,314,955
Allstate Corp. (The)
5.350%, 06/01/33	1,900	2,606,326
Altria Group, Inc.
4.800%, 02/14/29	4,000	4,693,291
3.400%, 05/06/30	2,500	2,713,013

	Face Amount	Value†
	(000)
Ameren Corp.
3.650%, 02/15/26	1,890	$2,124,430
American Express Credit Corp.
3.300%, 05/03/27	8,500	9,581,053
American Honda Finance Corp.
2.300%, 09/09/26	1,500	1,598,469
American International Group, Inc.
3.900%, 04/01/26	5,000	5,697,763
4.700%, 07/10/35	5,000	6,256,411
Ameriprise Financial, Inc.
2.875%, 09/15/26	1,000	1,097,848
AmerisourceBergen Corp.
3.450%, 12/15/27	8,000	9,045,677
# 2.800%, 05/15/30	4,800	5,101,821
Amgen, Inc.
2.600%, 08/19/26	5,176	5,610,215
2.300%, 02/25/31	8,100	8,397,316
Amphenol Corp.
2.800%, 02/15/30	6,000	6,556,420
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28	3,000	3,452,328
4.900%, 01/23/31	8,000	10,029,559
Anthem, Inc.
3.650%, 12/01/27	555	626,910
4.101%, 03/01/28	5,000	5,762,925
2.250%, 05/15/30	8,100	8,342,236
ANZ New Zealand International, Ltd.
#Ω 3.450%, 07/17/27	11,000	12,331,371
Aon Corp.
3.750%, 05/02/29	10,800	12,435,210
2.800%, 05/15/30	500	535,148
AP Moller - Maersk A.S.
Ω 3.875%, 09/28/25	914	998,168
Appalachian Power Co.
7.000%, 04/01/38	1,600	2,387,905
Apple, Inc.
3.200%, 05/11/27	8,405	9,460,769
2.900%, 09/12/27	551	613,408
3.000%, 11/13/27	11,000	12,321,798
2.200%, 09/11/29	5,000	5,335,999
Applied Materials, Inc.
3.300%, 04/01/27	1,111	1,251,041
Archer-Daniels-Midland Co.
2.500%, 08/11/26	3,963	4,312,174
Arrow Electronics, Inc.
3.875%, 01/12/28	5,330	5,922,305

90

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
AstraZeneca P.L.C.
4.000%, 01/17/29	3,000	$3,559,333
AstraZeneca PLC
6.450%, 09/15/37	1,250	1,866,143
AT&T, Inc.
3.800%, 02/15/27	2,000	2,250,519
2.750%, 06/01/31	7,542	7,812,448
Autodesk, Inc.
3.500%, 06/15/27	4,340	4,881,188
Avnet, Inc.
4.625%, 04/15/26	5,400	5,994,209
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27	4,780	5,227,863
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
# 3.337%, 12/15/27	10,970	11,749,682
# 3.138%, 11/07/29	2,000	2,082,639
Banco Santander SA
3.800%, 02/23/28	5,800	6,397,586
3.490%, 05/28/30	600	648,903
Barclays P.L.C.
4.375%, 01/12/26	2,700	3,053,416
BAT Capital Corp.
4.906%, 04/02/30	9,000	10,480,871
4.390%, 08/15/37	2,000	2,133,890
Baxter International, Inc.
2.600%, 08/15/26	2,783	3,020,212
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25	3,984	4,652,728
Ω 4.375%, 12/15/28	7,000	8,062,994
Bemis Co., Inc.
# 2.630%, 06/19/30	375	392,809
Best Buy Co., Inc.
4.450%, 10/01/28	5,000	5,902,559
Biogen, Inc.
2.250%, 05/01/30	15,000	15,120,425
Black Hills Corp.
4.350%, 05/01/33	8,837	10,497,501
BlackRock, Inc.
3.200%, 03/15/27	10,045	11,395,195
3.250%, 04/30/29	1,365	1,560,658
BMW US Capital LLC
Ω 2.800%, 04/11/26	5,500	5,921,076
#Ω 3.300%, 04/06/27	4,000	4,371,267
Ω 4.150%, 04/09/30	4,000	4,692,353
BNP Paribas SA
Ω 3.500%, 11/16/27	8,631	9,496,776
Boeing Co. (The)
# 2.950%, 02/01/30	3,000	2,852,600
6.125%, 02/15/33	3,335	3,983,266
3.600%, 05/01/34	3,000	2,929,335
3.250%, 02/01/35	700	649,132

	Face Amount	Value†
	(000)
Booking Holdings, Inc.
4.625%, 04/13/30	4,900	$5,797,748
BP Capital Markets America, Inc.
3.017%, 01/16/27	7,600	8,185,536
# 1.749%, 08/10/30	1,800	1,753,184
Bristol-Myers Squibb Co.
4.125%, 06/15/39	3,900	4,811,123
Broadcom, Inc.
4.300%, 11/15/32	5,000	5,712,497
Brookfield Finance, Inc.
4.350%, 04/15/30	2,000	2,343,584
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27	6,075	6,634,011
CA, Inc.
4.700%, 03/15/27	7,900	8,683,526
Camden Property Trust
2.800%, 05/15/30	2,000	2,156,471
Campbell Soup Co.
4.150%, 03/15/28	905	1,048,111
Canadian Natural Resources, Ltd.
2.950%, 07/15/30	5,980	5,854,920
5.850%, 02/01/35	2,000	2,332,009
Canadian Pacific Railway Co.
3.700%, 02/01/26	1,000	1,118,503
Capital One Financial Corp.
3.750%, 03/09/27	2,000	2,234,216
Cardinal Health, Inc.
3.410%, 06/15/27	10,000	11,068,009
Cargill, Inc.
Ω 2.125%, 04/23/30	3,470	3,612,388
Carrier Global Corp.
Ω 2.700%, 02/15/31	2,500	2,612,867
Ω 3.377%, 04/05/40	1,000	1,056,998
CenterPoint Energy Resources Corp.
4.000%, 04/01/28	3,000	3,469,900
CenterPoint Energy, Inc.
2.950%, 03/01/30	2,000	2,167,083
Charles Schwab Corp. (The)
4.625%, 03/22/30	5,000	6,243,344
Chevron Corp.
2.236%, 05/11/30	10,000	10,465,620
Choice Hotels International, Inc.
3.700%, 12/01/29	1,580	1,648,777
Chubb Corp
6.500%, 05/15/38	500	771,180
Cigna Corp.
3.400%, 03/01/27	3,500	3,891,696
4.375%, 10/15/28	5,000	5,922,612
2.400%, 03/15/30	4,000	4,142,338
3.200%, 03/15/40	1,000	1,046,857

91

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Cincinnati Financial Corp.
6.920%, 05/15/28	900	$1,188,884
Citigroup, Inc.
8.125%, 07/15/39	6,000	10,386,493
Clorox Co. (The)
3.900%, 05/15/28	1,000	1,178,380
CME Group, Inc.
3.750%, 06/15/28	813	952,729
CNA Financial Corp.
4.500%, 03/01/26	5,346	6,249,872
CNO Financial Group, Inc.
5.250%, 05/30/29	2,750	3,200,051
Coca-Cola Co. (The)
2.900%, 05/25/27	8,000	8,879,234
Comcast Corp.
4.250%, 10/15/30	1,000	1,215,604
4.250%, 01/15/33	4,000	4,897,454
7.050%, 03/15/33	5,337	8,075,475
Comerica, Inc.
4.000%, 02/01/29	1,000	1,143,698
Commonwealth Bank of Australia
#Ω 2.850%, 05/18/26	5,373	5,903,154
Conagra Brands, Inc.
5.300%, 11/01/38	5,000	6,489,790
ConocoPhillips
5.900%, 10/15/32	8,000	10,706,373
6.500%, 02/01/39	1,500	2,142,345
Consolidated Edison Co. of New York, Inc.
6.750%, 04/01/38	1,300	1,954,653
5.500%, 12/01/39	1,400	1,899,150
5.700%, 06/15/40	294	408,983
Cox Communications, Inc.
Ω 6.450%, 12/01/36	1,745	2,359,924
Credit Agricole SA
3.875%, 04/15/24	78	85,951
CRH America Finance, Inc.
Ω 3.950%, 04/04/28	2,280	2,598,025
CSX Corp.
2.400%, 02/15/30	2,000	2,119,213
CVS Health Corp.
3.250%, 08/15/29	7,000	7,657,054
2.700%, 08/21/40	1,000	954,329
Daimler Finance North America LLC
# 8.500%, 01/18/31	9,188	14,172,610
Danske Bank A.S.
Ω 4.375%, 06/12/28	6,000	6,777,752
Deere & Co.
5.375%, 10/16/29	650	847,977
Dentsply Sirona, Inc.
3.250%, 06/01/30	3,833	4,151,373
Diageo Capital P.L.C.
2.375%, 10/24/29	7,400	7,866,649
2.125%, 04/29/32	4,600	4,770,275

	Face Amount	Value†
	(000)
Discovery Communications LLC
3.625%, 05/15/30	9,000	$9,945,696
Dollar Tree, Inc.
4.200%, 05/15/28	5,234	6,120,822
Dow Chemical Co
4.250%, 10/01/34	2,000	2,301,865
Dow Chemical Co. (The)
7.375%, 11/01/29	1,000	1,396,706
DTE Energy Co.
6.375%, 04/15/33	10,407	14,817,141
DuPont de Nemours, Inc.
# 5.319%, 11/15/38	8,000	10,355,684
DXC Technology Co.
# 4.750%, 04/15/27	8,000	8,958,119
E*TRADE Financial Corp.
4.500%, 06/20/28	2,500	2,957,355
Eaton Corp.
4.000%, 11/02/32	12,600	15,106,922
eBay, Inc.
3.600%, 06/05/27	2,000	2,232,622
Ecolab, Inc.
# 2.700%, 11/01/26	2,000	2,214,594
EI du Pont de Nemours and Co.
2.300%, 07/15/30	1,225	1,279,718
Enbridge, Inc.
3.700%, 07/15/27	3,000	3,308,807
Enel Finance International NV
Ω 3.500%, 04/06/28	4,500	4,975,807
Ω 4.875%, 06/14/29	7,000	8,499,475
Enterprise Products Operating LLC
6.875%, 03/01/33	2,035	2,699,817
6.650%, 10/15/34	1,500	2,015,179
EOG Resources, Inc.
# 4.375%, 04/15/30	9,000	10,578,282
Equinor ASA
2.375%, 05/22/30	2,000	2,079,534
Estee Lauder Cos., Inc. (The)
2.600%, 04/15/30	2,400	2,606,120
Exelon Corp.
3.400%, 04/15/26	5,400	6,028,263
Exxon Mobil Corp.
2.440%, 08/16/29	7,000	7,424,816
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28	400	435,501
4.625%, 04/29/30	3,000	3,205,546
FedEx Corp.
3.100%, 08/05/29	1,500	1,661,817
4.900%, 01/15/34	7,988	10,112,903
3.900%, 02/01/35	2,000	2,316,373

92

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Fidelity National Financial, Inc.
3.400%, 06/15/30	8,900	$9,476,673
2.450%, 03/15/31	1,000	977,581
Fifth Third Bancorp
# 3.950%, 03/14/28	2,943	3,396,353
FirstEnergy Corp.
7.375%, 11/15/31	2,000	2,661,799
Flex, Ltd.
4.875%, 06/15/29	2,789	3,196,193
4.875%, 05/12/30	2,500	2,888,389
FMR LLC
Ω 4.950%, 02/01/33	9,555	12,761,616
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,700	5,184,178
Fox Corp.
# 5.476%, 01/25/39	5,000	6,619,747
GATX Corp.
3.250%, 09/15/26	2,200	2,396,488
General Electric Co.
6.750%, 03/15/32	9,273	11,945,311
General Mills, Inc.
4.200%, 04/17/28	3,000	3,521,992
General Motors Financial Co., Inc.
4.350%, 01/17/27	959	1,050,156
Georgia Power Co.
# 2.650%, 09/15/29	5,000	5,391,548
Georgia-Pacific LLC
7.750%, 11/15/29	4,960	7,288,867
Ω 2.300%, 04/30/30	7,000	7,318,630
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28	2,800	3,289,166
5.375%, 04/15/34	8,000	11,047,533
Global Payments, Inc.
4.450%, 06/01/28	1,071	1,241,757
Goldman Sachs Group, Inc. (The)
# 6.125%, 02/15/33	10,000	14,225,768
Halliburton Co.
2.920%, 03/01/30	3,000	2,912,330
6.700%, 09/15/38	5,400	6,436,689
Hasbro, Inc.
3.500%, 09/15/27	2,820	2,968,820
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30	4,000	4,082,270
Home Depot Inc
5.875%, 12/16/36	2,400	3,536,208
3.300%, 04/15/40	5,000	5,651,737
HP, Inc.
3.400%, 06/17/30	11,000	11,738,965

	Face Amount	Value†
	(000)
HSBC Holdings P.L.C.
4.300%, 03/08/26	3,700	$4,207,688
4.950%, 03/31/30	3,556	4,323,058
ING Groep NV
3.950%, 03/29/27	6,550	7,443,129
4.550%, 10/02/28	206	247,209
Intel Corp.
4.000%, 12/15/32	2,000	2,477,669
Intercontinental Exchange, Inc.
2.100%, 06/15/30	5,581	5,730,013
International Business Machines Corp.
3.300%, 01/27/27	3,191	3,555,901
3.500%, 05/15/29	1,000	1,141,908
1.950%, 05/15/30	2,000	2,027,695
5.875%, 11/29/32	66	94,650
4.150%, 05/15/39	1,000	1,215,674
Interstate Power and Light Co.
2.300%, 06/01/30	2,228	2,339,917
ITC Holdings Corp.
Ω 2.950%, 05/14/30	1,500	1,605,005
Jabil, Inc.
3.600%, 01/15/30	5,000	5,294,511
3.000%, 01/15/31	6,567	6,630,979
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	3,000	3,447,687
Johnson & Johnson
6.950%, 09/01/29	1,000	1,444,311
# 4.950%, 05/15/33	2,800	3,827,836
Juniper Networks, Inc.
3.750%, 08/15/29	7,000	7,912,780
Kellogg Co.
3.250%, 04/01/26	6,741	7,495,136
4.300%, 05/15/28	3,000	3,508,642
7.450%, 04/01/31	1,100	1,612,700
Kemper Corp.
# 2.400%, 09/30/30	7,000	6,879,570
KeyCorp
# 2.550%, 10/01/29	9,783	10,398,050
Kilroy Realty L.P.
2.500%, 11/15/32	1,000	968,886
Kinder Morgan Energy Partners L.P.
6.500%, 09/01/39	1,565	1,944,049
Kroger Co. (The)
7.500%, 04/01/31	7,725	10,976,201
Laboratory Corp. of America Holdings
3.600%, 09/01/27	3,100	3,507,011

93

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Lam Research Corp.
4.000%, 03/15/29	2,000	$2,379,248
Lazard Group LLC
4.500%, 09/19/28	7,000	8,064,391
Lear Corp.
3.800%, 09/15/27	639	684,385
3.500%, 05/30/30	3,995	4,152,248
Legg Mason, Inc.
4.750%, 03/15/26	3,205	3,796,589
Leggett & Platt, Inc.
4.400%, 03/15/29	11,000	12,292,094
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29	5,000	6,027,740
Lincoln National Corp.
3.050%, 01/15/30	11,900	12,748,491
3.400%, 01/15/31	60	66,100
Lloyds Banking Group P.L.C.
3.750%, 01/11/27	5,000	5,538,314
4.375%, 03/22/28	4,000	4,639,596
Loews Corp.
3.750%, 04/01/26	5,500	6,264,947
6.000%, 02/01/35	1,900	2,603,652
LYB International Finance II BV
3.500%, 03/02/27	2,000	2,197,656
Markel Corp.
3.350%, 09/17/29	8,000	8,772,191
Mars, Inc.
Ω 3.600%, 04/01/34	13,159	15,564,698
Marsh & McLennan Cos. Inc.
4.375%, 03/15/29	2,262	2,717,984
Marsh & McLennan Cos., Inc.
# 2.250%, 11/15/30	8,300	8,622,146
5.875%, 08/01/33	2,500	3,501,568
Maxim Integrated Products, Inc.
3.450%, 06/15/27	2,950	3,274,520
McKesson Corp.
3.950%, 02/16/28	1,000	1,151,211
4.750%, 05/30/29	3,100	3,730,159
Medtronic, Inc.
4.375%, 03/15/35	2,000	2,665,746
Merck Sharp & Dohme Corp.
# 6.400%, 03/01/28	1,591	2,095,486
MetLife, Inc.
6.500%, 12/15/32	300	444,348
5.700%, 06/15/35	6,900	9,941,293
Micron Technology, Inc.
# 4.663%, 02/15/30	4,334	5,097,569
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/26	697	795,027
3.677%, 02/22/27	2,000	2,249,535
3.195%, 07/18/29	1,002	1,102,373
# 2.048%, 07/17/30	5,000	5,042,838
3.751%, 07/18/39	4,200	4,802,984

	Face Amount	Value†
	(000)
Mizuho Financial Group, Inc.
2.839%, 09/13/26	10,000	$10,879,910
Molson Coors Beverage Co.
3.000%, 07/15/26	2,000	2,149,405
Morgan Stanley
3.625%, 01/20/27	6,400	7,244,161
7.250%, 04/01/32	4,000	6,046,012
Mosaic Co. (The)
# 4.050%, 11/15/27	4,000	4,412,614
Motorola Solutions, Inc.
4.600%, 05/23/29	10,500	12,330,612
MPLX L.P.
4.125%, 03/01/27	6,700	7,320,160
Mylan NV
3.950%, 06/15/26	5,000	5,626,437
National Australia Bank, Ltd.
Ω 3.500%, 01/10/27	7,790	8,822,961
Natwest Group P.L.C.
4.800%, 04/05/26	1,000	1,160,333
NetApp, Inc.
2.700%, 06/22/30	10,000	10,296,868
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27	2,000	2,244,225
2.750%, 11/01/29	2,000	2,145,718
Nomura Holdings, Inc.
3.103%, 01/16/30	7,625	8,038,116
2.679%, 07/16/30	2,000	2,046,635
Norfolk Southern Corp.
5.640%, 05/17/29	2,048	2,555,445
Northern Trust Corp.
1.950%, 05/01/30	9,100	9,369,558
Northrop Grumman Corp.
# 5.150%, 05/01/40	2,000	2,671,500
Novartis Capital Corp.
3.100%, 05/17/27	5,678	6,340,075
Nucor Corp.
# 3.950%, 05/01/28	6,000	6,941,933
# 2.700%, 06/01/30	4,300	4,585,094
Nutrien, Ltd.
2.950%, 05/13/30	2,000	2,161,293
Omnicom Group, Inc.
# 4.200%, 06/01/30	3,270	3,806,140
Oracle Corp.
3.250%, 11/15/27	8,500	9,553,393
# 3.250%, 05/15/30	7,966	9,060,295
O’Reilly Automotive, Inc.
3.600%, 09/01/27	3,900	4,392,057
Owens Corning
3.875%, 06/01/30	6,300	7,032,479
Parker-Hannifin Corp.
3.250%, 06/14/29	2,850	3,197,176

94

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.400%, 11/15/26	4,000	$4,393,422
PepsiCo, Inc.
3.500%, 03/19/40	6,800	8,054,085
PerkinElmer, Inc.
3.300%, 09/15/29	2,700	2,976,715
Perrigo Finance Unlimited Co.
3.150%, 06/15/30	9,667	9,956,308
Pfizer, Inc.
3.450%, 03/15/29	5,000	5,808,085
Philip Morris International, Inc.
3.375%, 08/15/29	7,000	7,859,465
2.100%, 05/01/30	5,000	5,086,620
Phillips 66
# 2.150%, 12/15/30	3,000	2,816,804
Phillips 66 Partners L.P.
3.550%, 10/01/26	4,550	4,814,188
3.150%, 12/15/29	5,500	5,477,249
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29	1,000	1,141,802
PPG Industries, Inc.
# 3.750%, 03/15/28	2,000	2,393,816
# 2.800%, 08/15/29	5,500	5,931,197
2.550%, 06/15/30	4,000	4,238,456
Principal Financial Group, Inc.
3.100%, 11/15/26	300	332,342
Procter & Gamble Co. (The)
# 2.850%, 08/11/27	7,000	7,810,766
Progress Energy, Inc.
6.000%, 12/01/39	4,010	5,447,187
Progressive Corp. (The)
6.250%, 12/01/32	900	1,309,347
Prudential Financial, Inc.
3.878%, 03/27/28	4,900	5,716,802
# 5.750%, 07/15/33	4,625	6,175,600
3.000%, 03/10/40	2,000	2,069,545
Prudential P.L.C.
# 3.125%, 04/14/30	3,000	3,343,174
QUALCOMM, Inc.
2.150%, 05/20/30	14,000	14,510,538
Quest Diagnostics, Inc.
# 2.800%, 06/30/31	5,600	5,986,763
Raytheon Technologies Corp.
7.500%, 09/15/29	5,114	7,305,847
4.450%, 11/16/38	2,500	3,049,804
Reinsurance Group of America, Inc.
3.950%, 09/15/26	7,358	8,268,772
3.150%, 06/15/30	1,600	1,749,809

	Face Amount	Value†
	(000)
RELX Capital, Inc.
3.000%, 05/22/30	900	$971,805
Republic Services, Inc.
6.200%, 03/01/40	230	337,325
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	2,120	2,971,082
Rolls-Royce P.L.C.
Ω 3.625%, 10/14/25	1,958	1,867,443
Royalty Pharma PLC
Ω 3.300%, 09/02/40	3,000	2,934,002
salesforce.com, Inc.
3.700%, 04/11/28	2,000	2,346,677
Santander Holdings USA, Inc.
4.400%, 07/13/27	2,000	2,231,544
Schlumberger Investment SA
2.650%, 06/26/30	2,450	2,462,396
Sempra Energy
3.800%, 02/01/38	3,000	3,334,946
Shell International Finance B.V.
2.375%, 11/07/29	10,000	10,460,325
Shell International Finance BV
2.875%, 05/10/26	8,051	8,891,306
2.500%, 09/12/26	6,200	6,713,087
Sherwin-Williams Co. (The)
2.950%, 08/15/29	1,230	1,341,633
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26	2,080	2,675,592
Simon Property Group L.P.
# 2.650%, 07/15/30	4,000	3,998,438
Societe Generale S.A.
Ω 3.000%, 01/22/30	5,400	5,569,145
Southwest Gas Corp.
2.200%, 06/15/30	5,700	5,914,665
Standard Chartered P.L.C.
Ω 4.050%, 04/12/26	1,962	2,175,387
Statoil ASA
Ω 6.500%, 12/01/28	5,000	6,644,777
Steel Dynamics, Inc.
3.250%, 01/15/31	9,626	10,387,790
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26	4,000	4,538,369
3.544%, 01/17/28	6,000	6,706,756
3.040%, 07/16/29	3,000	3,253,788
Suncor Energy, Inc.
5.950%, 12/01/34	8,000	9,595,813
Sysco Corp.
3.300%, 07/15/26	12,345	13,460,265

95

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	9,961	$10,205,935
TD Ameritrade Holding Corp.
2.750%, 10/01/29	3,000	3,302,858
Telefonica Europe BV
8.250%, 09/15/30	9,275	13,832,051
Tesco P.L.C.
Ω 6.150%, 11/15/37	5,000	6,360,035
Textron, Inc.
2.450%, 03/15/31	6,750	6,692,506
TJX Cos., Inc. (The)
2.250%, 09/15/26	1,975	2,106,828
3.875%, 04/15/30	2,000	2,366,270
Total Capital International SA
# 2.829%, 01/10/30	9,400	10,245,279
Total Capital S.A.
# 3.883%, 10/11/28	4,928	5,752,037
Toyota Motor Credit Corp.
3.200%, 01/11/27	5,500	6,133,006
3.050%, 01/11/28	13,430	14,910,822
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	10,545	12,164,845
Travelers Cos. Inc
6.250%, 06/15/37	670	1,001,018
Travelers Property Casualty Corp.
6.375%, 03/15/33	6,744	9,956,830
Union Pacific Corp.
3.950%, 09/10/28	4,930	5,772,414
United Parcel Service, Inc.
# 6.200%, 01/15/38	2,000	2,990,266
5.200%, 04/01/40	7,260	9,819,693
United Technologies Corp.
5.700%, 04/15/40	1,080	1,514,829
UnitedHealth Group Inc.
2.750%, 05/15/40	2,000	2,086,185
UnitedHealth Group, Inc.
# 3.875%, 12/15/28	3,000	3,550,373
4.625%, 07/15/35	6,300	8,247,411
Unum Group
3.875%, 11/05/25	7,000	7,561,745
4.000%, 06/15/29	3,775	4,132,033
Valero Energy Corp.
7.500%, 04/15/32	5,400	6,959,607
6.625%, 06/15/37	1,300	1,528,729
Ventas Realty L.P.
3.000%, 01/15/30	3,800	3,901,077
Verizon Communications, Inc.
4.016%, 12/03/29	4,307	5,088,105
4.500%, 08/10/33	4,500	5,590,169
ViacomCBS, Inc.
2.900%, 01/15/27	6,600	7,125,630
# 4.200%, 05/19/32	4,800	5,514,796

	Face Amount	Value†
	(000)
Virginia Electric & Power Co.
8.875%, 11/15/38	670	$1,190,852
VMware, Inc.
4.700%, 05/15/30	3,000	3,536,564
Vodafone Group P.L.C.
7.875%, 02/15/30	8,125	11,836,731
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	3,000	3,271,950
# 3.200%, 04/15/30	4,604	4,876,869
Walmart, Inc.
2.375%, 09/24/29	16,000	17,383,558
7.550%, 02/15/30	3,000	4,580,635
Walt Disney Co. (The)
2.650%, 01/13/31	5,035	5,401,400
6.200%, 12/15/34	6,200	9,056,730
Wells Fargo & Co.
3.000%, 04/22/26	5,700	6,207,994
4.150%, 01/24/29	8,000	9,310,652
Welltower, Inc.
3.100%, 01/15/30	2,000	2,105,259
2.750%, 01/15/31	7,500	7,658,049
Westlake Chemical Corp.
3.375%, 06/15/30	3,000	3,214,435
Westpac Banking Corp.
2.700%, 08/19/26	7,595	8,312,039
3.350%, 03/08/27	7,000	7,904,319
WestRock MWV LLC
8.200%, 01/15/30	3,885	5,392,001
7.950%, 02/15/31	3,112	4,330,855
Whirlpool Corp.
4.750%, 02/26/29	2,000	2,413,751
Williams Cos., Inc. (The)
3.750%, 06/15/27	2,771	3,018,575
8.750%, 03/15/32	5,000	7,064,951
WRKCo, Inc.
4.200%, 06/01/32	2,000	2,362,473
Yara International ASA
Ω 3.148%, 06/04/30	7,454	7,937,887
Zoetis, Inc.
3.000%, 09/12/27	1,500	1,654,786

TOTAL BONDS		1,949,533,201

U.S. TREASURY OBLIGATIONS — (2.3%)
U.S. Treasury Notes
0.625%, 05/15/30	41,000	40,128,750
0.625%, 08/15/30	10,000	9,767,188

TOTAL U.S. TREASURY OBLIGATIONS		49,895,938

TOTAL INVESTMENT SECURITIES (Cost $1,974,576,439)		2,108,453,665

96

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§ The DFA Short Term Investment Fund	5,214,583	$60,337,940

TOTAL INVESTMENTS — (100.0%) (Cost $2,034,908,071)		$2,168,791,605

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations.	—	$109,024,526	—	$109,024,526
Bonds.	—	1,949,533,201	—	1,949,533,201
U.S. Treasury Obligations.	—	49,895,938	—	49,895,938
Securities Lending Collateral	—	60,337,940	—	60,337,940

TOTAL.	—	$2,168,791,605	—	$2,168,791,605

See accompanying Notes to Financial Statements.

97

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (94.9%)
AUSTRALIA — (2.4%)
Australia & New Zealand Banking Group, Ltd.
2.550%, 11/23/21		886	$906,969
0.625%, 02/21/23	EUR	2,000	2,373,604
BHP Billiton Finance USA, Ltd.
# 2.875%, 02/24/22		704	726,434
BHP Billiton Finance, Ltd.
0.750%, 10/28/22	EUR	2,554	3,023,298
Commonwealth Bank of Australia Floating Rate Note
(r) 1.078%, 09/06/21		594	597,918
Commonwealth Bank of Australia
Ω 2.750%, 03/10/22		991	1,023,754
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/22		1,300	1,330,290
#Ω 5.125%,05/15/24		1,500	1,604,828
National Australia Bank, Ltd.
2.800%, 01/10/22		1,000	1,028,882
2.500%, 05/22/22		4,500	4,655,047
Westpac Banking Corp.
2.500%, 06/28/22		1,000	1,034,961
0.750%, 10/17/23	EUR	1,374	1,644,188

TOTAL AUSTRALIA			19,950,173

BELGIUM — (0.1%)
Anheuser-Busch InBev SA
0.800%, 04/20/23	EUR	1,000	1,193,655

CANADA — (4.9%)
Alimentation Couche-Tard, Inc.
Ω 2.700%, 07/26/22		2,000	2,064,796
Bank of Montreal
1.900%, 08/27/21		500	506,801
Bank of Nova Scotia (The)
2.700%, 03/07/22		950	980,990
0.375%, 04/06/22	EUR	1,000	1,175,230
Canadian Imperial Bank of Commerce
2.300%, 07/11/22	CAD	3,000	2,318,735
Canadian National Railway Co.
2.850%, 12/15/21		565	577,395

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Canadian Natural Resources, Ltd.
3.450%, 11/15/21		2,800	$2,859,139
2.950%, 01/15/23		1,000	1,036,683
3.900%, 02/01/25		200	215,640
2.050%, 07/15/25		250	252,792
CPPIB Capital, Inc.
2.375%, 01/29/21		6,000	6,030,540
Enbridge, Inc.
2.900%, 07/15/22		2,167	2,244,808
3.190%, 12/05/22	CAD	1,000	782,647
# 2.500%, 01/15/25		2,200	2,295,132
Kinross Gold Corp.
# 5.125%, 09/01/21		2,250	2,308,429
National Bank of Canada Floating Rate Note
(r)Ω 0.627%, 03/21/21		2,000	2,002,478
Nutrien, Ltd.
3.625%, 03/15/24		1,250	1,358,513
Penske Truck Leasing Canada, Inc.
2.850%, 12/07/22	CAD	1,000	775,936
Rogers Communications, Inc.
4.000%, 06/06/22	CAD	2,500	1,972,003
Spectra Energy Partners L.P.
4.750%, 03/15/24		500	555,676
Toronto-Dominion Bank (The) Floating Rate Note
(r) 1.220%, 04/07/21		2,500	2,510,817
2.125%, 04/07/21		1,000	1,007,980
3.250%, 06/11/21		1,000	1,018,502
1.800%, 07/13/21		1,000	1,011,368
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		600	618,741
Videotron, Ltd.
5.000%, 07/15/22		1,980	2,079,178

TOTAL CANADA			40,560,949

DENMARK — (0.5%)
Danske Bank A.S.
Ω 2.800%, 03/10/21		700	706,047
0.875%, 05/22/23	EUR	1,000	1,181,945
Ω 5.375%, 01/12/24		2,000	2,246,412

TOTAL DENMARK			4,134,404

FINLAND — (0.8%)
Nokia Oyj
3.375%, 06/12/22		2,228	2,278,130
Nordea Bank AB
1.000%, 02/22/23	EUR	1,803	2,160,928

98

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FINLAND — (Continued)
Nordea Bank Abp
0.875%, 06/26/23	EUR	2,000	$2,392,232

TOTAL FINLAND			6,831,290

FRANCE — (2.7%)
Airbus Finance BV
Ω 2.700%, 04/17/23		500	522,074
BNP Paribas SA
5.000%, 01/15/21		531	536,071
0.500%, 06/01/22	EUR	2,800	3,303,251
1.000%, 06/27/24	EUR	1,000	1,198,623
BPCE SA
2.750%, 12/02/21		1,000	1,026,195
1.125%, 12/14/22	EUR	1,200	1,435,972
0.625%, 09/26/24	EUR	2,000	2,363,182
Credit Agricole SA
0.750%, 12/01/22	EUR	2,300	2,741,098
Danone SA
Ω 2.077%, 11/02/21		2,770	2,806,319
Pernod Ricard SA
Ω 5.750%, 04/07/21		1,099	1,123,567
Societe Generale SA
Ω 2.500%, 04/08/21		1,000	1,008,938
4.250%, 07/13/22	EUR	1,500	1,877,324
0.500%, 01/13/23	EUR	1,500	1,760,224
#Ω 2.625%, 10/16/24		800	831,990

TOTAL FRANCE			22,534,828

GERMANY — (5.3%)
Bayer Capital Corp BV
0.625%, 12/15/22	EUR	2,500	2,959,230
Bayer Capital Corp. BV
1.250%, 11/13/23	EUR	1,260	1,527,346
Bayer U.S. Finance LLC
#Ω 3.375%, 10/08/24		1,000	1,082,183
BMW Finance NV
0.125%, 01/12/21	EUR	90	104,883
1.250%, 09/05/22	EUR	600	718,286
0.500%, 11/22/22	EUR	1,400	1,655,920
0.375%, 07/10/23	EUR	3,000	3,546,092
BMW US Capital LLC
0.625%, 04/20/22	EUR	750	884,773
Daimler Canada Finance, Inc.
2.230%, 12/16/21	CAD	2,000	1,524,206
Daimler Finance North America LLC Floating Rate Note
(r) 0.919%, 11/05/21		1,000	1,002,267
Daimler Finance North America LLC
Ω 2.850%, 01/06/22		2,500	2,561,333

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
Daimler International Finance BV
0.625%, 02/27/23	EUR	500	$592,071
Deutsche Bank AG
3.125%, 01/13/21		500	502,114
1.500%, 01/20/22	EUR	1,700	2,004,278
Deutsche Telekom International Finance BV
4.250%, 07/13/22	EUR	800	1,003,164
E.ON SE
0.000%, 10/24/22	EUR	1,981	2,317,231
EMD Finance LLC
Ω 2.950%, 03/19/22		3,288	3,384,671
NRW. Bank Floating Rate Note
(r) 0.283%, 02/08/21		5,000	5,000,100
Siemens Financieringsmaatschappij NV
0.375%, 09/06/23	EUR	1,966	2,332,748
T-Mobile USA, Inc.
# 4.000%, 04/15/22		1,239	1,278,010
Volkswagen Bank GMBH
1.250%, 06/10/24	EUR	500	600,757
Volkswagen International Finance NV
0.875%, 01/16/23	EUR	1,000	1,186,129
Volkswagen Leasing GmbH
2.125%, 04/04/22	EUR	900	1,080,941
2.375%, 09/06/22	EUR	1,800	2,188,485
ZF North America Capital, Inc.
Ω 4.500%, 04/29/22		2,299	2,363,924

TOTAL GERMANY			43,401,142

IRELAND — (0.4%)
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.500%, 07/15/25		2,000	2,201,000
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		1,000	1,078,132

TOTAL IRELAND			3,279,132

ITALY — (2.1%)
Enel Finance International NV
Ω 2.875%, 05/25/22		4,250	4,383,216
5.000%, 09/14/22	EUR	622	795,408
Intesa Sanpaolo SpA
0.875%, 06/27/22	EUR	500	590,380

99

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
ITALY — (Continued)
Ω 3.125%, 07/14/22		2,200	$2,265,139
1.000%, 07/04/24	EUR	2,000	2,376,416
#Ω 3.250%, 09/23/24		800	843,466
Italy Buoni Poliennali Del Tesoro
1.200%, 04/01/22	EUR	2,820	3,357,192
0.950%, 03/01/23	EUR	400	478,997
Republic of Italy Government International Bond
6.875%, 09/27/23		750	873,135
2.375%, 10/17/24		1,161	1,213,728

TOTAL ITALY			17,177,077

JAPAN — (3.4%)
American Honda Finance Corp.
0.550%, 03/17/23	EUR	1,500	1,775,213
Daiwa Securities Group, Inc.
Ω 3.129%, 04/19/22		1,500	1,548,515
Honda Canada Finance, Inc.
2.268%, 07/15/22	CAD	5,500	4,234,955
Mitsubishi UFJ Financial Group, Inc.
2.950%, 03/01/21		581	586,087
0.980%, 10/09/23	EUR	1,500	1,796,642
0.339%, 07/19/24	EUR	1,000	1,172,337
Mizuho Financial Group, Inc.
Ω 2.632%, 04/12/21		800	808,208
MUFG Bank, Ltd.
0.875%, 03/11/22	EUR	2,068	2,445,199
Nissan Motor Acceptance Corp.
Ω 2.650%, 07/13/22		1,000	1,010,247
Nomura Holdings, Inc.
2.648%, 01/16/25		5,500	5,797,072
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/21		996	1,012,054
Sumitomo Mitsui Banking Corp.
1.000%, 01/19/22	EUR	1,000	1,181,013
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r) 1.358%, 10/19/21		765	772,369
Sumitomo Mitsui Financial Group, Inc.
0.819%, 07/23/23	EUR	450	535,935
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/ 21/22	EUR	1,300	1,550,322

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Toyota Motor Credit Corp.
2.600%, 01/11/22		776	$796,529

TOTAL JAPAN			28,127,262

JERSEY, CHANNEL ISLANDS — (0.3%)
Glencore Finance Europe, Ltd
0.625%, 09/11/24	EUR	1,975	2,306,914

LUXEMBOURG — (0.4%)
ArcelorMittal SA
0.950%, 01/17/23	EUR	3,000	3,486,906

NETHERLANDS — (2.3%)
ABN AMRO Bank NV
0.500%, 07/17/23	EUR	500	593,649
Cooperatieve Rabobank UA
0.750%, 08/29/23	EUR	300	357,259
Heineken NV
Ω 3.400%, 04/01/22		1,011	1,044,629
ING Bank NV
4.500%, 02/21/22	EUR	1,000	1,237,562
ING Groep NV
0.750%, 03/09/22	EUR	1,600	1,884,646
Koninklijke Philips NV
0.500%, 09/06/23	EUR	1,000	1,186,545
LeasePlan Corp. NV
1.000%, 05/02/23	EUR	2,000	2,360,839
Ω 2.875%, 10/24/24		3,000	3,097,415
Schlumberger Finance BV
0.000%, 10/15/24	EUR	3,375	3,946,574
Sensata Technologies B.V.
Ω 5.625%, 11/01/24		2,000	2,194,400
Shell International Finance BV
1.875%, 05/10/21		816	822,472

TOTAL NETHERLANDS			18,725,990

NEW ZEALAND — (0.4%)
Westpac Securities NZ, Ltd.
0.300%, 06/25/24	EUR	3,000	3,533,795

NORWAY — (0.3%)
DNB Bank ASA
4.375%, 02/24/21	EUR	429	507,069
0.600%, 09/25/23	EUR	1,500	1,788,378

TOTAL NORWAY			2,295,447

SINGAPORE — (0.1%)
Flex, Ltd.
4.750%, 06/15/25		650	730,844

100

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SPAIN — (1.5%)
Banco Santander SA
3.848%, 04/12/23		3,000	$3,206,838
Iberdrola International BV
1.750%, 09/17/23	EUR	500	614,798
Santander Holdings USA, Inc
3.700%, 03/28/22		1,000	1,036,436
3.400%, 01/18/23		1,000	1,049,830
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		1,000	1,017,902
Telefonica Emisiones SA
5.462%, 02/16/21		1,185	1,201,788
3.961%, 03/26/21	EUR	800	947,091
3.987%, 01/23/23	EUR	300	382,079
1.069%, 02/05/24	EUR	2,000	2,414,288
Telefonica Emisiones SAU
2.242%, 05/27/22	EUR	400	484,010

TOTAL SPAIN			12,355,060

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.2%)
EUROFIMA Floating Rate Note
EUROFIMA Floating Rate Note
(r) 0.370%, 11/15/21		2,000	2,000,340

SWEDEN — (0.8%)
Svenska Handelsbanken AB
0.500%, 03/21/23	EUR	900	1,067,755
Swedbank AB
0.250%, 11/07/22	EUR	3,000	3,524,431
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		1,806	1,864,695

TOTAL SWEDEN			6,456,881

SWITZERLAND — (1.2%)
ABB Finance BV
0.625%, 05/03/23	EUR	2,500	2,971,203
Credit Suisse AG
3.000%, 10/29/21		1,457	1,496,205
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	2,100	2,493,130
3.750%, 03/26/25		1,500	1,659,586
UBS AG
0.625%, 01/23/23	EUR	1,000	1,185,819

TOTAL SWITZERLAND			9,805,943

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (7.1%)
Barclays P.L.C.
1.500%, 04/01/22	EUR	1,100	$1,306,046
3.125%, 01/17/24	GBP	2,000	2,722,928
3.650%, 03/16/25		1,650	1,787,144
BAT International Finance P.L.C.
3.625%, 11/09/21	EUR	407	491,732
1.000%, 05/23/22	EUR	1,333	1,573,779
2.375%, 01/19/23	EUR	500	612,763
BP Capital Markets P.L.C.
1.373%, 03/03/22	EUR	3,146	3,744,743
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	3,100	3,645,625
0.875%, 09/26/23	EUR	1,500	1,788,183
CNH Industrial Capital LLC
3.875%, 10/15/21		1,000	1,026,429
4.375%, 04/05/22		250	262,248
Coca-Cola European Partners P.L.C
0.750%, 02/24/22	EUR	1,846	2,175,206
2.625%, 11/06/23	EUR	1,200	1,506,466
Diageo Finance P.L.C.
0.125%, 10/12/23	EUR	1,000	1,176,406
GlaxoSmithKline Capital P.L.C.
0.000%, 09/23/23	EUR	1,111	1,302,158
HSBC Bank Canada
2.449%, 01/29/21	CAD	2,000	1,508,714
HSBC Holdings P.L.C. Floating Rate Note
(r) 1.910%, 05/25/21		1,900	1,915,861
HSBC Holdings P.L.C.
4.000%, 03/30/22		700	735,332
Lloyds Banking Group P.L.C.
3.100%, 07/06/21		1,000	1,018,573
3.000%, 01/11/22		4,000	4,110,680
National Grid North America, Inc.
0.750%, 08/08/23	EUR	4,100	4,885,025
Nationwide Building Society
0.625%, 04/19/23	EUR	3,600	4,263,455
Natwest Markets P.L.C.
Ω 3.625%, 09/29/22		200	210,514
1.125%, 06/14/23	EUR	1,500	1,790,193
NatWest Markets P.L.C.
1.000%, 05/28/24	EUR	2,500	2,974,171
PPL WEM, Ltd. / Western Power Distribution P.L.C
Ω 5.375%, 05/01/21		500	505,568
Rolls-Royce P.L.C.
0.875%, 05/09/24	EUR	4,500	4,722,179

101

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
Royalty Pharma P.L.C.
Ω 1.200%, 09/02/25		1,000	$994,861
TechnipFMC P.L.C.
3.450%, 10/01/22		1,000	1,029,320
Vodafone Group P.L.C.
1.250%, 08/25/21	EUR	1,000	1,179,092
1.750%, 08/25/23	EUR	1,750	2,144,528

TOTAL UNITED KINGDOM			59,109,922

UNITED STATES — (57.7%)
Abbott Ireland Financing DAC
0.875%, 09/27/23	EUR	4,500	5,404,547
AbbVie, Inc.
Ω 3.450%, 03/15/22		3,000	3,104,977
Ω 3.250%, 10/01/22		1,000	1,044,802
2.900%, 11/06/22		2,500	2,617,750
Ω 1.500%, 11/15/23	EUR	1,100	1,338,804
Aetna, Inc.
2.750%, 11/15/22		221	229,323
3.500%, 11/15/24		412	450,505
Albemarle Corp.
1.875%, 12/08/21	EUR	3,785	4,469,871
Ally Financial, Inc.
5.125%, 09/30/24		3,000	3,391,015
Altria Group, Inc.
1.000%, 02/15/23	EUR	2,000	2,379,120
American Express Credit Corp.
0.625%, 11/22/21	EUR	1,445	1,696,985
American International Group, Inc
1.500%, 06/08/23	EUR	1,400	1,685,993
4.125%, 02/15/24		3,300	3,652,827
Amgen, Inc.
1.250%, 02/25/22	EUR	4,160	4,920,574
Anthem, Inc.
3.125%, 05/15/22		3,000	3,123,193
Ares Capital Corp.
# 4.200%, 06/10/24		3,000	3,133,412
Arrow Electronics, Inc.
3.500%, 04/01/22		700	721,775
3.250%, 09/08/24		1,400	1,512,220
AT&T, Inc.
1.450%, 06/01/22	EUR	400	476,244
1.050%, 09/05/23	EUR	500	600,278
1.950%, 09/15/23	EUR	1,500	1,841,684
2.400%, 03/15/24	EUR	1,000	1,252,637
AutoZone, Inc.
2.500%, 04/15/21		1,695	1,708,580
Avient Corp.
5.250%, 03/15/23		1,400	1,499,778
Avnet, Inc.
4.875%, 12/01/22		3,000	3,206,979

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		1,000	$1,045,263
Bank of America Corp.
3.228%, 06/22/22	CAD	2,000	1,563,642
1.625%, 09/14/22	EUR	1,050	1,263,102
3.300%, 01/11/23		2,000	2,120,780
0.750%, 07/26/23	EUR	1,500	1,783,906
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,373,911
Becton Dickinson and Co.
3.125%, 11/08/21		1,600	1,641,373
Bemis Co., Inc.
4.500%, 10/15/21		500	513,551
Best Buy Co., Inc.
5.500%, 03/15/21		2,000	2,011,700
Biogen, Inc.
3.625%, 09/15/22		1,500	1,587,029
Boardwalk Pipelines L.P.
# 4.950%, 12/15/24		3,937	4,287,623
Boeing Co. (The)
2.200%, 10/30/22		3,500	3,536,908
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,900	3,413,966
2.150%, 11/25/22	EUR	2,910	3,518,597
Boston Scientific Corp.
3.375%, 05/15/22		2,500	2,609,461
3.850%, 05/15/25		318	359,510
Broadcom, Inc.
4.700%, 04/15/25		5,150	5,852,117
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	2,038,424
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22		1,000	1,039,778
4.350%, 03/15/24		4,319	4,750,754
Campbell Soup Co.
2.500%, 08/02/22		886	915,478
3.950%, 03/15/25		1,000	1,114,839
3.300%, 03/19/25		1,223	1,333,261
Capital One Financial Corp.
4.750%, 07/15/21		1,900	1,958,766
3.200%, 01/30/23		2,500	2,635,456
3.200%, 02/05/25		1,000	1,079,558
Carrier Global Corp.
Ω 2.242%, 02/15/25		564	589,011
CF Industries, Inc.
3.450%, 06/01/23		240	245,400
Chevron Corp. Floating Rate Note
(r) 0.810%, 11/15/21		3,750	3,768,433
CIT Group, Inc.
5.000%, 08/01/23		335	360,962

102

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Citigroup, Inc.
1.375%, 10/27/21	EUR	400	$473,633
3.390%, 11/18/21	CAD	2,000	1,545,162
4.500%, 01/14/22		2,000	2,096,717
Citizens Bank NA
2.650%, 05/26/22		1,000	1,032,111
CMS Energy Corp.
5.050%, 03/15/22		500	524,706
CNH Industrial Capital LLC
1.950%, 07/02/23		800	813,763
# 4.200%, 01/15/24		1,567	1,696,045
Coca-Cola Co. (The)
0.500%, 03/08/24	EUR	1,650	1,969,253
Comerica, Inc.
# 3.700%, 07/31/23		1,000	1,078,991
Conagra Brands, Inc.
4.300%, 05/01/24		704	785,802
Consolidated Edison, Inc.
2.000%, 05/15/21		1,860	1,874,525
Constellation Brands, Inc.
2.700%, 05/09/22		2,475	2,550,021
3.200%, 02/15/23		1,000	1,054,781
Cox Communications, Inc.
Ω 3.250%, 12/15/22		2,192	2,308,225
Ω 3.850%, 02/01/25		380	419,097
CVS Health Corp. Floating Rate Note
(r) 0.962%, 03/09/21		2,000	2,003,954
2.125%, 06/01/21		500	504,331
2.750%, 12/01/22		1,000	1,041,228
Daimler Finance North America LLC
#Ω 3.300%, 05/19/25		300	327,140
DCP Midstream Operating L.P.
4.950%, 04/01/22		450	456,750
5.375%, 07/15/25		2,000	2,100,000
Dell, Inc.
# 4.625%, 04/01/21		500	505,740
DH Europe Finance Sarl
1.700%, 01/04/22	EUR	4,600	5,474,396
Discover Financial Services
3.850%, 11/21/22		1,197	1,277,965
3.750%, 03/04/25		1,200	1,308,769
Dollar Tree, Inc.
3.700%, 05/15/23		4,544	4,872,395
DPL, Inc.
Ω 4.125%, 07/01/25		2,000	2,090,000
DuPont de Nemours, Inc.
2.169%, 05/01/23		5,800	5,862,990
DXC Technology Co.
4.250%, 04/15/24		2,000	2,152,261
4.125%, 04/15/25		3,400	3,660,512

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
E*TRADE Financial Corp.
2.950%, 08/24/22		3,500	$3,642,679
Eastman Chemical Co.
3.600%, 08/15/22		2,000	2,090,319
1.500%, 05/26/23	EUR	1,000	1,194,486
3.800%, 03/15/25		1,000	1,098,087
eBay, Inc.
2.600%, 07/15/22		500	515,350
2.750%, 01/30/23		816	853,070
Edgewell Personal Care Co.
4.700%, 05/24/22		850	875,500
Edison International
# 2.400%, 09/15/22		2,454	2,491,013
4.950%, 04/15/25		3,000	3,317,694
Electronic Arts, Inc.
3.700%, 03/01/21		1,962	1,978,029
EMC Corp.
3.375%, 06/01/23		131	133,561
Emerson Electric Co.
0.375%, 05/22/24	EUR	1,020	1,208,506
Energy Transfer Operating L.P.
3.600%, 02/01/23		2,500	2,575,810
Enterprise Products Operating LLC
# 2.850%, 04/15/21		1,500	1,513,193
Equifax, Inc.
3.300%, 12/15/22		2,652	2,781,793
Evergy, Inc.
4.850%, 06/01/21		915	928,511
Eversource Energy
2.500%, 03/15/21		206	207,247
Exelon Generation Co. LLC
3.400%, 03/15/22		1,000	1,035,216
4.250%, 06/15/22		500	526,165
3.250%, 06/01/25		2,500	2,719,205
Expedia Group, Inc.
4.500%, 08/15/24		3,467	3,688,787
FedEx Corp.
0.700%, 05/13/22	EUR	2,250	2,654,660
1.000%, 01/11/23	EUR	1,000	1,188,907
Fidelity & Guaranty Life
Holdings, Inc.
Ω 5.500%, 05/01/25		1,700	1,947,061
Fifth Third Bancorp
3.500%, 03/15/22		1,825	1,893,678
Flex, Ltd.
5.000%, 02/15/23		1,700	1,850,804
Ford Credit Canada Co.
2.766%, 06/22/22	CAD	2,500	1,846,600
Ford Motor Credit Co. LLC
3.200%, 01/15/21		800	800,000
3.336%, 03/18/21		1,500	1,500,000

103

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
GATX Corp.
4.750%, 06/15/22		3,000	$3,187,544
GE Capital Funding LLC
Ω 3.450%, 05/15/25		800	854,846
General Electric Co.
0.375%, 05/17/22	EUR	3,000	3,509,114
2.700%, 10/09/22		1,500	1,555,408
3.375%, 03/11/24		183	196,953
General Mills, Inc. Floating Rate Note
(r) 0.770%, 04/16/21		1,000	1,001,630
General Mills, Inc.
3.150%, 12/15/21		985	1,008,262
General Motors Financial Co., Inc.
3.200%, 07/06/21		2,800	2,837,798
3.450%, 01/14/22		800	821,048
3.250%, 01/05/23		500	518,357
2.750%, 06/20/25		1,800	1,857,821
Glencore Funding LLC
Ω 4.625%, 04/29/24		3,400	3,729,488
Global Payments, Inc.
3.800%, 04/01/21		234	236,704
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24		3,125	3,172,531
Goldman Sachs Group, Inc.
2.000%, 07/27/23	EUR	1,000	1,228,524
Goldman Sachs Group, Inc. (The)
3.550%, 02/12/21	CAD	1,000	756,902
5.250%, 07/27/21		750	776,869
3.250%, 02/01/23	EUR	291	364,116
Graphic Packaging International LLC
4.875%, 11/15/22		700	724,500
4.125%, 08/15/24		824	867,260
Halliburton Co.
3.500%, 08/01/23		800	844,138
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22		3,500	3,568,051
0.900%, 11/19/24	EUR	1,500	1,745,193
Hasbro, Inc.
3.150%, 05/15/21		1,384	1,396,025
HCA, Inc.
5.375%, 02/01/25		3,250	3,598,822
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		3,500	3,866,173
4.650%, 10/01/24		1,600	1,805,846
Honeywell International, Inc.
1.300%, 02/22/23	EUR	1,465	1,764,036

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Howmet Aerospace, Inc.
6.875%, 05/01/25		3,100	$3,448,750
Humana, Inc.
3.850%, 10/01/24		3,000	3,311,756
Huntington Bancshares, Inc.
3.150%, 03/14/21		1,500	1,512,156
2.300%, 01/14/22		400	408,543
Hyatt Hotels Corp.
3.375%, 07/15/23		714	734,293
Illinois Tool Works, Inc.
1.250%, 05/22/23	EUR	1,000	1,205,990
International Business Machines Corp.
0.500%, 09/07/21	EUR	750	879,731
0.375%, 01/31/23	EUR	2,625	3,098,876
1.250%, 05/26/23	EUR	1,500	1,814,740
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		1,000	1,105,223
John Deere Cash Management SA
0.500%, 09/15/23	EUR	800	955,748
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	3,401	4,087,473
JPMorgan Chase & Co.
2.750%, 08/24/22	EUR	2,868	3,515,979
0.625%, 01/25/24	EUR	1,333	1,579,290
Kellogg Co.
4.000%, 12/15/20		130	130,559
0.800%, 11/17/22	EUR	2,840	3,371,519
Keurig Dr Pepper, Inc.
2.700%, 11/15/22		1,000	1,037,755
KeyCorp
5.100%, 03/24/21		751	765,044
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22		706	741,899
Kraft Heinz Foods Co.
# 3.950%, 07/15/25		2,000	2,164,857
Kroger Co. (The)
3.300%, 01/15/21		1,167	1,171,263
3.400%, 04/15/22		975	1,011,046
2.800%, 08/01/22		1,500	1,556,218
L3Harris Technologies, Inc.
4.950%, 02/15/21		164	164,543
Laboratory Corp. of America Holdings
3.200%, 02/01/22		900	930,320
3.750%, 08/23/22		779	818,301
Lazard Group LLC
3.750%, 02/13/25		1,000	1,085,217

104

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Lennar Corp.
8.375%, 01/15/21		500	$506,500
4.125%, 01/15/22		1,400	1,433,250
Liberty Mutual Group, Inc.
Ω 5.000%, 06/01/21		2,400	2,463,683
Ω 4.950%, 05/01/22		615	654,820
Lincoln National Corp.
3.350%, 03/09/25		1,000	1,088,645
LyondellBasell Industries NV
6.000%, 11/15/21		1,677	1,746,271
Marathon Oil Corp.
3.850%, 06/01/25		920	940,967
Marathon Petroleum Corp.
3.400%, 12/15/20		2,100	2,101,839
4.500%, 05/01/23		300	322,455
4.700%, 05/01/25		1,900	2,108,844
Marriott International, Inc.
2.875%, 03/01/21		800	804,618
McDonald’s Corp.
1.000%, 11/15/23	EUR	2,000	2,413,854
0.625%, 01/29/24	EUR	1,500	1,789,741
McKesson Corp.
3.650%, 11/30/20		1,165	1,167,965
Medtronic Global Holdings SCA
0.000%, 12/02/22	EUR	3,258	3,810,275
MGM Resorts International
7.750%, 03/15/22		1,500	1,575,487
Micron Technology, Inc.
2.497%, 04/24/23		2,577	2,681,094
Molson Coors Beverage Co.
1.250%, 07/15/24	EUR	2,000	2,364,119
Molson Coors Brewing Co.
2.100%, 07/15/21		495	500,133
Morgan Stanley
2.500%, 04/21/21		750	757,879
3.125%, 08/05/21	CAD	1,600	1,224,229
1.875%, 03/30/23	EUR	500	608,867
Mosaic Co. (The)
3.750%, 11/15/21		2,000	2,041,565
3.250%, 11/15/22		1,750	1,826,766
MPLX L.P.
4.875%, 12/01/24		1,165	1,304,581
Mylan NV
3.750%, 12/15/20		87	87,102
2.250%, 11/22/24	EUR	1,642	2,047,471
Mylan, Inc.
Ω 3.125%, 01/15/23		1,000	1,050,343
NetApp, Inc.
3.250%, 12/15/22		935	977,433
Netflix, Inc.
5.875%, 02/15/25		2,000	2,262,500
Newell Brands, Inc.
4.875%, 06/01/25		2,000	2,165,600

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Newmont Corp.
3.625%, 06/09/21		1,700	$1,723,343
NextEra Energy Capital Holdings, Inc.
4.500%, 06/01/21		1,000	1,013,699
Nissan Motor Acceptance Corp.
1.900%, 09/14/21		270	271,175
Ω 3.450%, 03/15/23		1,000	1,027,316
Nordstrom, Inc.
4.000%, 10/15/21		1,000	993,998
NortonLifeLock, Inc.
3.950%, 06/15/22		1,200	1,228,500
NuStar Logistics L.P.
6.750%, 02/01/21		813	820,114
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22		5,175	5,413,061
3.650%, 11/01/24		500	548,576
ONEOK, Inc.
4.250%, 02/01/22		1,066	1,098,878
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		2,104	2,168,910
Ω 4.250%, 01/17/23		1,709	1,838,923
Philip Morris International, Inc.
1.875%, 03/03/21	EUR	2,000	2,345,060
0.625%, 11/08/24	EUR	1,800	2,147,153
Phillips 66 Partners L.P.
2.450%, 12/15/24		1,000	1,035,782
3.605%, 02/15/25		1,000	1,059,223
Plains All American Pipeline L.P. / PAA Finance Corp.
2.850%, 01/31/23		1,500	1,521,048
PPG Industries, Inc.
0.875%, 03/13/22	EUR	1,500	1,765,042
Radian Group, Inc.
4.500%, 10/01/24		3,500	3,552,500
Raytheon Technologies Corp.
Ω 2.800%, 03/15/22		2,000	2,058,318
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,694,307
Roper Technologies, Inc.
3.000%, 12/15/20		1,200	1,199,880
Ryder System, Inc.
3.450%, 11/15/21		900	925,561
2.500%, 09/01/22		2,000	2,067,816
3.400%, 03/01/23		2,000	2,114,666
Sealed Air Corp.
Ω 4.875%, 12/01/22		800	842,000
Sempra Energy
2.875%, 10/01/22		600	621,497

105

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Sherwin-Williams Co. (The)
2.750%, 06/01/22		98	$101,199
Simon Property Group L.P.
3.500%, 09/01/25		1,000	1,094,473
Southern Power Co.
2.500%, 12/15/21		898	916,583
1.000%, 06/20/22	EUR	1,950	2,310,907
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,071,155
5.250%, 05/04/25		3,500	3,891,551
Springleaf Finance Corp.
6.875%, 03/15/25		585	643,500
Steel Dynamics, Inc.
# 2.400%, 06/15/25		100	104,925
Stryker Corp.
1.125%, 11/30/23	EUR	1,833	2,216,737
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22		2,750	2,853,770
3.450%, 01/15/23		500	511,783
Sysco Corp.
2.600%, 06/12/22		1,577	1,626,361
1.250%, 06/23/23	EUR	375	446,210
3.550%, 03/15/25		300	328,205
5.650%, 04/01/25		3,000	3,536,259
Tapestry, Inc.
4.250%, 04/01/25		3,400	3,568,506
Thermo Fisher Scientific, Inc.
2.150%, 07/21/22	EUR	500	602,402
Time Warner Cable LLC
4.125%, 02/15/21		100	100,207
Travelers Cos., Inc. (The)
3.900%, 11/01/20		250	250,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	270,469
Truist Bank
2.450%, 08/01/22		1,750	1,808,296
Tyson Foods, Inc.
4.500%, 06/15/22		1,000	1,054,767
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	3,632	4,300,723
UnitedHealth Group, Inc.
2.875%, 12/15/21		500	513,362
Unum Group
4.000%, 03/15/24		2,800	3,021,558
4.500%, 03/15/25		2,000	2,223,944
Valero Energy Corp.
2.700%, 04/15/23		2,000	2,057,799
2.850%, 04/15/25		800	819,375
Ventas Realty L.P.
3.100%, 01/15/23		365	382,825
3.500%, 04/15/24		1,000	1,079,045
2.650%, 01/15/25		500	527,619

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Verizon Communications, Inc.
3.450%, 03/15/21		215	$217,542
ViacomCBS, Inc.
4.750%, 05/15/25		4,900	5,623,252
VMware, Inc.
2.950%, 08/21/22		1,000	1,038,187
Walgreen Co.
3.100%, 09/15/22		296	310,580
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		1,000	1,025,085
3.800%, 11/18/24		200	220,732
Waste Management, Inc.
4.600%, 03/01/21		1,139	1,142,748
Wells Fargo & Co.
2.094%, 04/25/22	CAD	3,000	2,292,029
1.500%, 09/12/22	EUR	750	897,505
Whirlpool Corp.
4.850%, 06/15/21		436	447,438
Williams Cos, Inc. (The)
4.300%, 03/04/24		1,000	1,089,673
3.900%, 01/15/25		596	646,166
Williams Cos., Inc. (The)
7.875%, 09/01/21		1,200	1,271,599
# 4.000%, 11/15/21		1,848	1,894,258
WR Berkley Corp.
4.625%, 03/15/22		975	1,027,790
Wyndham Destinations, Inc.
4.250%, 03/01/22		2,400	2,406,000
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		3,500	3,455,515
Xilinx, Inc.
3.000%, 03/15/21		989	996,742
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22		1,345	1,388,079
3.550%, 04/01/25		4,250	4,678,570
Zoetis, Inc.
3.250%, 02/01/23		1,000	1,053,711

TOTAL UNITED STATES			477,377,632

TOTAL BONDS			785,375,586

U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Notes
(r) 0.239%, 04/30/21		1,500	1,501,005
#(r) 0.320%, 07/31/21		13,147	13,165,772
(r) 0.254%, 01/31/22		6,000	6,008,908

TOTAL U.S. TREASURY OBLIGATIONS			20,675,685

TOTAL INVESTMENT SECURITIES (Cost $787,837,864)			806,051,271

106

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	1,855,456	$21,469,481

TOTAL INVESTMENTS — (100.0%)
(Cost $809,307,304)		$827,520,752

As of October 31, 2020, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	79,023,079	EUR	67,679,286	Citibank, N.A.	11/10/20	$188,211
USD	75,083,017	EUR	63,852,743	Citibank, N.A.	01/11/21	588,747
USD	22,741,036	CAD	29,908,699	Citibank, N.A.	01/21/21	283,023
USD	121,687,236	EUR	102,934,370	State Street Bank and Trust	01/22/21	1,569,419

Total Appreciation						$2,629,400

EUR	5,568,837	USD	6,580,504	Citibank, N.A.	11/10/20	$(93,756)
USD	2,811,731	GBP	2,171,295	Citibank, N.A.	01/08/21	(2,728)

Total (Depreciation)						$(96,484)

Total Appreciation (Depreciation)						$2,532,916

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$19,950,173	—	$19,950,173
Belgium	—	1,193,655	—	1,193,655
Canada	—	40,560,949	—	40,560,949
Denmark	—	4,134,404	—	4,134,404
Finland	—	6,831,290	—	6,831,290
France	—	22,534,828	—	22,534,828
Germany	—	43,401,142	—	43,401,142
Ireland	—	3,279,132	—	3,279,132
Italy	—	17,177,077	—	17,177,077
Japan	—	28,127,262	—	28,127,262
Jersey, Channel Islands	—	2,306,914	—	2,306,914
Luxembourg	—	3,486,906	—	3,486,906
Netherlands	—	18,725,990	—	18,725,990
New Zealand	—	3,533,795	—	3,533,795
Norway	—	2,295,447	—	2,295,447
Singapore	—	730,844	—	730,844
Spain	—	12,355,060	—	12,355,060
Supranational Organization Obligations	—	2,000,340	—	2,000,340

107

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$6,456,881	—	$6,456,881
Switzerland	—	9,805,943	—	9,805,943
United Kingdom	—	59,109,922	—	59,109,922
United States	—	477,377,632	—	477,377,632
U.S. Treasury Obligations.	—	20,675,685	—	20,675,685
Securities Lending Collateral	—	21,469,481	—	21,469,481
Forward Currency Contracts**	—	2,532,916	—	2,532,916

TOTAL	—	$830,053,668	—	$830,053,668

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

108

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
AGENCY OBLIGATIONS — (8.9%)
Fannie Mae or Freddie Mac
2.500%, 11/01/35		32,000	$33,246,875
3.000%, 11/01/50		63,400	66,262,906
3.500%, 11/01/50		73,500	77,618,584
4.000%, 11/01/50		33,900	36,204,141
Federal Farm Credit Bank
2.630%, 08/03/26		67	74,657
5.770%, 01/05/27		22	28,774
Federal Home Loan Bank
4.750%, 03/10/23		170	188,198
5.375%, 08/15/24		65	77,470
4.375%, 03/13/26		70	84,174
Federal National Mortgage Association
7.125%, 01/15/30		75	114,596
0.875%, 08/05/30		13,200	12,825,387
Ginnie Mae
3.500%, 11/01/50		4,500	4,743,545

TOTAL AGENCY OBLIGATIONS			231,469,307

BONDS — (89.5%)

AUSTRALIA — (4.3%)
BHP Billiton Finance USA, Ltd.
2.875%, 02/24/22		13	13,414
BHP Billiton Finance, Ltd.
3.250%, 09/24/27	EUR	1,800	2,559,907
Commonwealth Bank of Australia
Ω 2.850%, 05/18/26		266	292,246
Ω 3.150%, 09/19/27		10	11,151
FMG Resources August 2006 Pty, Ltd.
#Ω 5.125%, 05/15/24		2,690	2,877,991
Ω 4.500%, 09/15/27		4,000	4,283,720
Macquarie Bank, Ltd.
Ω 3.900%, 01/15/26		289	331,353
National Australia Bank, Ltd.
Ω 3.500%, 01/10/27		351	397,543
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	8,000	6,069,195
2.000%, 03/08/33	AUD	8,000	5,986,159
Queensland Treasury Corp.
1.750%, 08/21/31	AUD	4,000	2,952,453
1.750%, 07/20/34	AUD	34,000	24,251,285
Rio Tinto Finance P.L.C.
4.000%, 12/11/29	GBP	3,500	5,655,962

	Face Amount^		Value†
	(000)
AUSTRALIA — (Continued)
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28		1,400	$1,962,036
South Australian Government Financing Authority
1.750%, 05/24/32	AUD	24,000	17,493,348
Telstra Corp., Ltd.
1.375%, 03/26/29	EUR	3,000	3,872,024
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	3,584,759
2.250%, 11/20/34	AUD	21,500	16,248,892
Western Australian Treasury Corp.
2.000%, 10/24/34	AUD	15,500	11,424,270
Westpac Banking Corp.
2.850%, 05/13/26		104	114,453
2.700%, 08/19/26		23	25,171

TOTAL AUSTRALIA			110,407,332

BELGIUM — (0.5%)
Anheuser-Busch InBev SA
2.700%, 03/31/26	EUR	1,000	1,335,248
2.000%, 03/17/28	EUR	1,000	1,312,510
2.250%, 05/24/29	GBP	600	837,508
1.650%, 03/28/31	EUR	1,500	1,931,459
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		2,500	2,876,940
4.900%, 01/23/31		2,925	3,667,058

TOTAL BELGIUM			11,960,723

CANADA — (11.0%)
Alimentation Couche-Tard, Inc.
1.875%, 05/06/26	EUR	700	876,489
Ω 3.550%, 07/26/27		1,620	1,797,660
Canadian Natural Resources, Ltd.
3.420%, 12/01/26	CAD	1,000	792,479
3.850%, 06/01/27		3,865	4,082,562
Canadian Pacific Railway Co.
2.900%, 02/01/25		535	578,657
3.700%, 02/01/26		45	50,333
Cenovus Energy, Inc.
3.000%, 08/15/22		3,000	2,971,528
3.800%, 09/15/23		3,000	3,047,088
Enbridge, Inc.
4.000%, 10/01/23		34	36,730
3.500%, 06/10/24		15	16,159

109

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28		1,000	$1,088,753
Husky Energy, Inc.
3.600%, 03/10/27	CAD	4,000	2,959,574
4.400%, 04/15/29		3,038	3,087,910
ITC Holdings Corp.
3.650%, 06/15/24		113	123,122
Nova Scotia, Province of Canada
2.000%, 09/01/30	CAD	5,000	3,935,600
Nutrien, Ltd.
3.625%, 03/15/24		540	586,878
3.000%, 04/01/25		40	43,120
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	2,055,086
2.050%, 06/01/30	CAD	19,000	14,882,121
3.500%, 06/01/31	CAD	4,000	3,545,418
3.900%, 12/01/33	CAD	45,600	42,269,417
Province of British Columbia Canada
# 6.500%, 01/15/26		93	119,079
5.400%, 06/18/35	CAD	25,000	27,752,008
Province of Manitoba Canada
2.050%, 06/02/30	CAD	15,000	11,854,650
Province of Ontario Canada
5.850%, 03/08/33	CAD	16,600	18,425,963
5.600%, 06/02/35	CAD	42,000	47,127,449
Province of Quebec Canada
1.900%, 09/01/30	CAD	14,000	11,023,673
6.250%, 06/01/32	CAD	15,000	16,860,955
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	7,000	5,528,965
6.400%, 09/05/31	CAD	23,000	25,550,664
Rogers Communications, Inc.
3.000%, 03/15/23		21	22,116
4.000%, 03/13/24	CAD	2,000	1,634,272
Spectra Energy Partners L.P.
4.750%, 03/15/24		22	24,450
Suncor Energy, Inc.
3.600%, 12/01/24		87	94,411
Thomson Reuters Corp.
4.300%, 11/23/23		60	65,733
3.350%, 05/15/26		2,000	2,229,444
Toronto-Dominion Bank (The)
1.994%, 03/23/22	CAD	58	44,429
Total Capital Canada, Ltd.
2.125%, 09/18/29	EUR	10,400	14,258,235
TransAlta Corp.
4.500%, 11/15/22		1,000	1,035,000
TransCanada PipeLines, Ltd.
4.875%, 01/15/26		3,000	3,510,223

	Face Amount^		Value†
	(000)
CANADA — (Continued)
4.625%, 03/01/34		4,200	$4,845,173
5.600%, 03/31/34		1,000	1,250,454
Videotron Ltd.
Ω 5.375%, 06/15/24		930	1,011,375
Videotron, Ltd.
5.000%, 07/15/22		921	967,133

TOTAL CANADA			284,062,538

DENMARK — (0.2%)
AP Moller—Maersk A.S.
1.750%, 03/16/26	EUR	4,500	5,561,806

FINLAND — (0.3%)
Nokia Oyj
4.375%, 06/12/27		7,250	7,734,880

FRANCE — (3.7%)
BNP Paribas SA
3.250%, 03/03/23		22	23,421
1.500%, 11/17/25	EUR	1,200	1,478,793
BPCE S.A.
Ω 3.500%, 10/23/27		5,000	5,484,461
BPCE SA
4.000%, 04/15/24		500	552,949
Credit Agricole SA
1.375%, 05/03/27	EUR	2,000	2,531,274
Electricite de France SA
Ω 3.625%, 10/13/25		40	44,671
6.250%, 05/30/28	GBP	1,000	1,730,092
5.875%, 07/18/31	GBP	3,200	5,831,017
6.125%, 06/02/34	GBP	1,500	2,888,232
Orange SA
8.125%, 11/20/28	GBP	1,964	3,873,448
2.000%, 01/15/29	EUR	1,200	1,610,074
3.250%, 01/15/32	GBP	600	906,347
Pernod Ricard SA
1.500%, 05/18/26	EUR	800	1,006,546
#Ω 3.250%, 06/08/26		173	192,405
Sanofi
1.375%, 03/21/30	EUR	9,200	12,128,060
SNCF Reseau
1.875%, 03/30/34	EUR	3,000	4,299,362
5.250%, 01/31/35	GBP	3,000	5,889,367
Societe Generale S.A.
#Ω 3.000%, 01/22/30		1,400	1,443,852
Societe Generale SA
1.125%, 01/23/25	EUR	1,200	1,436,514
Ω 4.750%, 09/14/28		1,000	1,160,816
2.125%, 09/27/28	EUR	2,000	2,553,425
Total Capital Internatioal SA
1.491%, 09/04/30	EUR	800	1,049,573
Total Capital International SA
3.750%, 04/10/24		112	123,672

110

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (Continued)
0.696%,05/31/28	EUR	7,300	$8,910,923
1.375%,10/04/29	EUR	3,200	4,147,205
1.405%,09/03/31	GBP	4,000	5,329,219
TOTAL CAPITAL INTL SA
0.750%,07/12/28	EUR	8,600	10,559,198
Total Capital S.A.
# 3.883%,10/11/28		7,200	8,403,950

TOTAL FRANCE			95,588,866

GERMANY — (3.0%)
Bayer Capital Corp BV
1.500%,06/26/26	EUR	5,700	7,066,304
Bayer Capital Corp. B.V. Co.
2.125%,12/15/29	EUR	900	1,173,911
Bayer U.S. Finance II LLC
Ω 5.500%,08/15/25		26	30,364
BMW Finance NV
1.125%,01/10/28	EUR	750	944,149
1.500%,02/06/29	EUR	2,600	3,347,101
BMW US Capital LLC
Ω 2.800%,04/11/26		194	208,853
Ω 3.300%,04/06/27		58	63,383
1.000%,04/20/27	EUR	1,800	2,232,131
Daimler AG
1.000%,11/15/27	EUR	4,300	5,222,911
2.000%,02/27/31	EUR	1,000	1,310,522
1.125%,08/08/34	EUR	1,900	2,288,665
Daimler Finance North America LLC
8.500%,01/18/31		1,304	2,011,437
Deutsche Bank AG
3.125%,01/13/21		23	23,096
3.700%,05/30/24		113	119,551
Deutsche Telekom AG
3.125%,02/06/34	GBP	3,000	4,529,629
1.375%,07/05/34	EUR	3,000	3,817,420
Deutsche Telekom International Finance BV
1.375%,01/30/27	EUR	500	633,552
2.250%,04/13/29	GBP	1,600	2,215,603
E.ON International Finance BV
6.375%,06/07/32	GBP	2,150	4,152,395
E.ON SE
1.625%,05/22/29	EUR	1,200	1,561,684
EMD Finance LLC
Ω 2.950%,03/19/22		60	61,764
Fresenius Medical Care US Finance III, Inc.
Ω 2.375%,02/16/31		5,700	5,598,174
Kreditanstalt fuer Wiederaufbau
2.050%,02/16/26	JPY	1,023,000	10,951,119

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
3.200%, 03/15/28	AUD	10,000	$8,216,735
T-Mobile USA, Inc.
# 4.000%, 04/15/22		800	825,188
Volkswagen International Finance NV
1.875%, 03/30/27	EUR	5,400	6,836,263
ZF North America Capital, Inc.
Ω 4.500%, 04/29/22		3,243	3,334,582

TOTAL GERMANY			78,776,486

IRELAND — (0.3%)
Perrigo Finance Unlimited Co.
3.150%, 06/15/30		7,130	7,343,383

ITALY — (1.2%)
Enel Finance International NV
1.375%, 06/01/26	EUR	1,500	1,876,447
1.125%, 09/16/26	EUR	2,000	2,483,686
Ω 4.875%, 06/14/29		6,000	7,285,265
Eni SpA
1.500%, 01/17/27	EUR	1,000	1,257,733
1.125%, 09/19/28	EUR	1,700	2,110,539
Intesa Sanpaolo SpA
#Ω 3.875%, 07/14/27		1,500	1,615,500
1.750%, 07/04/29	EUR	3,800	4,687,626
Ω 4.000%, 09/23/29		2,000	2,185,329
2.500%, 01/15/30	GBP	3,850	5,047,515
Italy Buoni Poliennali Del Tesoro
1.250%, 12/01/26	EUR	2,100	2,591,533

TOTAL ITALY			31,141,173

JAPAN — (2.3%)
American Honda Finance Corp.
2.300%, 09/09/26		130	138,534
Beam Suntory, Inc.
3.250%, 06/15/23		21	22,140
Honda Canada Finance, Inc.
3.444%, 05/23/25	CAD	5,000	4,115,477
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	1,280,000	14,485,964
1.500%, 03/20/34	JPY	550,000	6,154,883
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	39,367
# 3.195%, 07/18/29		2,551	2,806,539

111

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Mizuho Financial Group, Inc.
3.170%, 09/11/27		1,100	$1,195,809
MUFG Americas Holdings Corp.
3.500%, 06/18/22		64	67,169
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	10,718,894
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	889,133
StanCorp Financial Group, Inc.
5.000%, 08/15/22		37	38,799
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		434	492,413
3.944%, 07/19/28		700	805,022
3.040%, 07/16/29		9,750	10,574,811
2.750%, 01/15/30		790	840,950
2.130%, 07/08/30		1,000	1,011,179
Toyota Credit Canada, Inc.
2.020%, 02/28/22	CAD	58	44,331
Toyota Motor Corp.
# 3.669%, 07/20/28		2,615	3,028,889
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	78,605
3.050%, 01/11/28		500	555,131
# 3.650%, 01/08/29		2,000	2,329,217

TOTAL JAPAN			60,433,256

LUXEMBOURG — (0.6%)
ArcelorMittal SA
3.600%, 07/16/24		5,000	5,204,172
4.550%, 03/11/26		3,000	3,229,494
Telecom Italia Capital S.A.
6.000%, 09/30/34		6,000	6,981,000

TOTAL LUXEMBOURG			15,414,666

NETHERLANDS — (2.4%)
Ahold Finance USA LLC
6.875%, 05/01/29		8	11,154
Allianz Finance II BV
1.500%, 01/15/30	EUR	2,900	3,845,031
0.500%, 01/14/31	EUR	2,300	2,773,007
BNG Bank NV
3.300%, 04/26/29	AUD	5,000	4,140,165
Cooperatieve Rabobank UA
3.875%, 02/08/22		83	86,727
Heineken NV
Ω 2.750%, 04/01/23		26	27,206
1.375%, 01/29/27	EUR	1,200	1,513,104

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
ING Groep NV
3.950%, 03/29/27		1,100	$1,249,991
1.375%, 01/11/28	EUR	3,100	3,911,568
4.050%, 04/09/29		300	351,552
Koninklijke Ahold Delhaize NV
1.125%, 03/19/26	EUR	520	643,952
Koninklijke KPN NV
5.750%, 09/17/29	GBP	1,500	2,347,718
Koninklijke Philips NV
1.375%, 05/02/28	EUR	2,000	2,567,611
Nederlandse Waterschapsbank NV
3.300%, 05/02/29	AUD	4,500	3,718,088
SHELL INTERNATIONAL FIN
1.250%, 05/12/28	EUR	5,600	7,077,653
Shell International Finance B.V.
0.125%, 11/08/27	EUR	5,000	5,857,572
3.875%, 11/13/28		3,200	3,698,382
2.375%, 11/07/29		13,250	13,859,931
Shell International Finance BV
2.250%, 11/10/20		54	54,020
1.625%, 01/20/27	EUR	1,208	1,548,572
0.750%, 08/15/28	EUR	2,000	2,441,246

TOTAL NETHERLANDS			61,724,250

NORWAY — (2.2%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	3,959,636
Ω 3.750%, 01/15/30		4,000	3,830,391
Equinor ASA
2.650%, 01/15/24		81	85,796
# 3.625%, 09/10/28		2,500	2,887,985
6.125%, 11/27/28	GBP	1,250	2,242,655
6.875%, 03/11/31	GBP	18,350	36,736,229
Kommunalbanken A.S.
3.400%, 07/24/28	AUD	8,500	7,032,982

TOTAL NORWAY			56,775,674

SINGAPORE — (0.5%)
Singapore Government Bond
2.875%, 09/01/30	SGD	14,000	12,218,266

SPAIN — (0.6%)
Banco Santander SA
# 3.490%, 05/28/30		4,000	4,326,021
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	228,466
4.400%, 07/13/27		2,000	2,231,544

112

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SPAIN — (Continued)
Santander UK P.L.C.
4.000%, 03/13/24		103	$113,827
3.875%, 10/15/29	GBP	1,478	2,317,676
Telefonica Emisiones SA
5.462%, 02/16/21		10	10,142
5.445%, 10/08/29	GBP	650	1,104,964
Telefonica Emisiones SAU
1.715%, 01/12/28	EUR	4,300	5,520,864
Telefonica Europe BV
8.250%, 09/15/30		500	745,663

TOTAL SPAIN			16,599,167

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.4%)
African Development Bank
3.300%, 07/27/27	AUD	3,000	2,420,163
Asian Development Bank
2.350%, 06/21/27	JPY	2,720,000	30,293,847
EUROFIMA
3.350%, 05/21/29	AUD	8,000	6,549,158
European Investment Bank
1.900%, 01/26/26	JPY	568,700	6,010,506
2.150%, 01/18/27	JPY	1,489,600	16,232,912

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			61,506,586

SWEDEN — (0.2%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	110	129,163
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		4,323	4,463,498

TOTAL SWEDEN			4,592,661

SWITZERLAND — (0.4%)
ABB Finance USA, Inc.
2.875%, 05/08/22		45	46,759
Credit Suisse AG
1.500%, 04/10/26	EUR	700	884,684
Novartis Capital Corp.
2.200%, 08/14/30		2,000	2,122,991
Novartis Finance SA
1.375%, 08/14/30	EUR	4,000	5,276,890
UBS Group AG
Ω 4.125%, 09/24/25		625	710,636
1.250%, 09/01/26	EUR	1,800	2,212,777

TOTAL SWITZERLAND			11,254,737

UNITED KINGDOM — (5.0%)
AstraZeneca P.L.C.
2.375%, 11/16/20		34	34,027

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
3.375%, 11/16/25		802	$899,648
1.250%, 05/12/28	EUR	1,200	1,528,561
4.000%, 01/17/29		1,000	1,186,444
5.750%, 11/13/31	GBP	450	864,333
BAE Systems Holdings, Inc.
Ω 2.850%, 12/15/20		14	14,026
Barclays P.L.C.
4.375%, 01/12/26		2,000	2,261,790
3.250%, 02/12/27	GBP	1,657	2,308,646
3.250%, 01/17/33	GBP	6,500	9,156,872
BAT International Finance P.L.C.
4.000%, 09/04/26	GBP	1,220	1,790,986
1.250%, 03/13/27	EUR	1,000	1,201,826
3.125%, 03/06/29	EUR	3,200	4,325,119
BP Capital Markets America, Inc.
3.245%, 05/06/22		33	34,397
3.119%, 05/04/26		1,635	1,787,599
3.017%, 01/16/27		127	136,785
BP Capital Markets P.L.C.
3.535%, 11/04/24		26	28,547
1.077%, 06/26/25	EUR	1,200	1,464,854
1.594%, 07/03/28	EUR	1,233	1,558,611
1.231%, 05/08/31	EUR	2,500	3,072,126
British Telecommunications P.L.C.
1.000%, 11/21/24	EUR	1,200	1,441,240
1.500%, 06/23/27	EUR	2,500	3,100,173
5.125%, 12/04/28		1,000	1,208,369
Ω 3.250%, 11/08/29		4,000	4,322,511
3.125%, 11/21/31	GBP	1,500	2,157,598
Centrica P.L.C.
4.375%, 03/13/29	GBP	1,000	1,562,606
CNH Industrial Capital LLC
4.375%, 04/05/22		406	425,890
CNH Industrial Finance Europe SA
1.750%, 03/25/27	EUR	2,000	2,429,295
1.625%, 07/03/29	EUR	2,550	3,045,568
Coca-Cola European Partners P.L.C.
1.750%, 05/26/28	EUR	1,400	1,812,084
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	1,000	1,281,737
Diageo Investment Corp.
2.875%, 05/11/22		2	2,076
Fiat Chrysler Automobiles NV
5.250%, 04/15/23		6,380	6,802,675
GlaxoSmithKline Capital P.L.C.
1.000%, 09/12/26	EUR	1,500	1,858,089
5.250%, 12/19/33	GBP	1,388	2,651,208

113

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
HSBC Holdings P.L.C.
4.000%, 03/30/22		59	$61,978
2.625%, 08/16/28	GBP	5,164	7,124,847
4.950%, 03/31/30		1,700	2,066,704
HSBC USA, Inc.
3.500%, 06/23/24		147	159,888
Janus Capital Group, Inc.
4.875%, 08/01/25		106	121,399
Linde, Inc.
2.200%, 08/15/22		9	9,250
Lloyds Banking Group P.L.C.
4.450%, 05/08/25		300	340,066
3.750%, 01/11/27		3,500	3,876,820
1.500%, 09/12/27	EUR	2,100	2,621,337
4.550%, 08/16/28		2,300	2,712,299
Mead Johnson Nutrition Co.
4.125%, 11/15/25		69	79,516
Nationwide Building Society
3.250%, 01/20/28	GBP	1,500	2,251,934
Natwest Group P.L.C.
4.800%, 04/05/26		3,000	3,480,999
Prudential P.L.C.
3.125%, 04/14/30		100	111,439
Rolls-Royce P.L.C.
Ω 3.625%, 10/14/25		5,720	5,455,450
3.375%, 06/18/26	GBP	800	957,233
TechnipFMC P.L.C.
3.450%, 10/01/22		49	50,437
Transport for London
4.000%, 09/12/33	GBP	7,900	13,522,196
Unilever NV
1.000%, 02/14/27	EUR	1,500	1,873,914
1.375%, 07/31/29	EUR	700	917,164
Vodafone Group P.L.C.
1.125%, 11/20/25	EUR	500	613,578
1.500%, 07/24/27	EUR	1,750	2,206,720
4.200%, 12/13/27	AUD	1,800	1,447,544
7.875%, 02/15/30		77	112,176
1.625%, 11/24/30	EUR	2,500	3,211,008
5.900%, 11/26/32	GBP	3,250	6,120,241

TOTAL UNITED KINGDOM			129,262,453

UNITED STATES — (48.4%)
3M Co.
1.500%, 11/09/26	EUR	1,100	1,412,235
2.875%, 10/15/27		368	406,895
Abbott Ireland Financing DAC
1.500%, 09/27/26	EUR	5,000	6,335,696
Abbott Laboratories
2.950%, 03/15/25		146	159,853
AbbVie, Inc.
Ω 3.450%, 03/15/22		150	155,249
Ω 3.250%, 10/01/22		88	91,943

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
2.900%, 11/06/22		33	$34,554
Ω 3.800%, 03/15/25		529	587,445
3.600%, 05/14/25		1,000	1,108,296
4.250%, 11/14/28		2,400	2,831,432
2.625%, 11/15/28	EUR	3,416	4,682,590
2.125%, 06/01/29	EUR	1,500	1,982,310
Activision Blizzard, Inc.
3.400%, 06/15/27		1,052	1,189,917
Adobe, Inc.
3.250%, 02/01/25		22	24,301
Advance Auto Parts, Inc.
3.900%, 04/15/30		7,100	7,984,080
AECOM
5.875%, 10/15/24		1,500	1,650,000
5.125%, 03/15/27		5,660	6,190,342
Aetna, Inc.
2.750%, 11/15/22		97	100,653
3.500%, 11/15/24		63	68,888
Affiliated Managers Group, Inc.
3.500%, 08/01/25		1,730	1,903,119
3.300%, 06/15/30		2,600	2,756,045
Aflac, Inc.
3.250%, 03/17/25		129	142,457
# 3.600%, 04/01/30		4,025	4,662,472
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,290,525
Alabama Power Co.
2.800%, 04/01/25		30	32,219
Albemarle Corp.
4.150%, 12/01/24		86	93,754
Ally Financial Inc.
3.875%, 05/21/24		2,000	2,150,786
Ally Financial, Inc.
4.125%, 02/13/22		1,250	1,302,370
5.125%, 09/30/24		2,000	2,260,677
8.000%, 11/01/31		2,000	2,759,459
Alphabet, Inc.
1.998%, 08/15/26		86	91,750
Altria Group, Inc.
4.750%, 05/05/21		2	2,046
2.200%, 06/15/27	EUR	4,700	5,952,292
4.800%, 02/14/29		3,250	3,813,299
3.400%, 05/06/30		400	434,082
Amazon.com, Inc.
1.500%, 06/03/30		5,300	5,334,371
American Express Credit Corp.
2.250%, 05/05/21		2	2,017
3.300%, 05/03/27		131	147,661
American International Group, Inc.
4.125%, 02/15/24		118	130,616
3.750%, 07/10/25		2,903	3,253,334

114

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.900%, 04/01/26		46	$52,419
1.875%, 06/21/27	EUR	4,075	5,117,690
American Water Capital Corp.
3.850%, 03/01/24		25	27,255
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	47,382
2.875%, 09/15/26		65	71,360
AmerisourceBergen Corp.
3.400%, 05/15/24		433	469,602
2.800%, 05/15/30		6,900	7,333,868
Amgen, Inc.
3.625%, 05/22/24		75	82,113
3.125%, 05/01/25		37	40,385
2.600%, 08/19/26		28	30,349
4.000%, 09/13/29	GBP	1,836	2,930,144
2.300%, 02/25/31		2,413	2,501,571
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	5,276,498
Analog Devices, Inc.
3.900%, 12/15/25		35	39,893
3.500%, 12/05/26		23	26,003
Anthem, Inc.
3.125%, 05/15/22		25	26,027
3.500%, 08/15/24		58	63,338
3.650%, 12/01/27		4,424	4,997,209
2.250%, 05/15/30		1,550	1,596,354
Aon Corp.
4.500%, 12/15/28		960	1,151,915
3.750%, 05/02/29		5,000	5,757,042
2.800%, 05/15/30		2,550	2,729,255
Aon P.L.C.
4.000%, 11/27/23		47	51,235
3.500%, 06/14/24		107	116,529
2.875%, 05/14/26	EUR	1,400	1,847,166
Apache Corp.
4.375%, 10/15/28		400	367,640
Apple, Inc.
2.500%, 02/09/25		53	56,983
2.450%, 08/04/26		200	216,943
3.000%, 06/20/27		64	71,536
3.000%, 11/13/27		81	90,733
3.050%, 07/31/29	GBP	2,156	3,355,448
2.200%, 09/11/29		1,400	1,494,080
0.500%, 11/15/31	EUR	2,000	2,436,453
Applied Materials, Inc.
3.300%, 04/01/27		59	66,437
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	63,110
Arconic, Inc.
5.900%, 02/01/27		2,700	2,963,250
# 6.750%, 01/15/28		700	798,819
Ares Capital Corp.
4.200%, 06/10/24		6,000	6,266,823

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.875%, 01/15/26		4,000	$4,102,437
Arizona Public Service Co.
3.150%, 05/15/25		71	77,530
Arrow Electronics, Inc.
3.875%, 01/12/28		1,903	2,114,474
Ashland LLC
# 4.750%, 08/15/22		101	106,212
Assurant, Inc.
4.000%, 03/15/23		75	79,597
AT&T, Inc.
1.800%, 09/05/26	EUR	800	1,011,269
3.800%, 02/15/27		653	734,794
4.375%, 09/14/29	GBP	500	783,719
2.600%, 12/17/29	EUR	1,463	1,987,157
2.750%, 06/01/31		3,500	3,625,506
3.550%, 12/17/32	EUR	1,500	2,224,438
Autodesk, Inc.
4.375%, 06/15/25		35	39,888
3.500%, 06/15/27		3,236	3,639,521
Automatic Data Processing, Inc.
3.375%, 09/15/25		144	162,209
AutoZone, Inc.
2.875%, 01/15/23		140	146,211
3.125%, 07/15/23		15	15,851
3.250%, 04/15/25		72	78,571
3.125%, 04/21/26		1,187	1,300,134
Avient Corp.
5.250%, 03/15/23		1,170	1,253,386
Avnet, Inc.
4.625%, 04/15/26		65	72,153
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	2,142,148
Ball Corp.
5.000%, 03/15/22		1,035	1,078,004
5.250%, 07/01/25		500	565,512
4.875%, 03/15/26		4,000	4,450,000
2.875%, 08/15/30		2,000	1,977,500
Baltimore Gas & Electric Co.
# 2.400%, 08/15/26		8	8,594
Bank of America Corp.
3.300%, 01/11/23		52	55,140
4.000%, 04/01/24		72	79,663
7.000%, 07/31/28	GBP	1,500	2,753,079
Bank of America Corp. Floating Rate Note
(r) 3.419%, 12/20/28		184	204,481
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		123	134,503
3.000%, 02/24/25		330	360,289

115

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
2.800%, 05/04/26		64	$70,350
BAT Capital Corp.
2.726%, 03/25/31		3,200	3,156,933
Baxter International, Inc.
2.600%, 08/15/26		49	53,177
1.300%, 05/15/29	EUR	1,300	1,638,930
Belo Corp.
7.250%, 09/15/27		1,000	1,100,000
Bemis Co., Inc.
4.500%, 10/15/21		7	7,190
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		3,000	2,958,176
Berkshire Hathaway, Inc.
3.400%, 01/31/22		37	38,452
0.440%, 09/13/29	JPY	1,920,000	17,648,977
Best Buy Co., Inc.
4.450%, 10/01/28		5,000	5,902,559
Biogen, Inc.
4.050%, 09/15/25		1,000	1,136,216
2.250%, 05/01/30		3,000	3,024,085
Black Hills Corp.
4.350%, 05/01/33		655	778,077
BlackRock, Inc.
3.200%, 03/15/27		3,756	4,260,861
3.250%, 04/30/29		8,100	9,261,048
BMW US Capital LLC
# 3.300%, 04/06/27		500	546,408
Boeing Co. (The)
8.750%, 08/15/21		11	11,659
2.500%, 03/01/25		75	74,590
# 2.600%, 10/30/25		42	41,949
2.950%, 02/01/30		2,000	1,901,733
Booking Holdings, Inc.
2.375%, 09/23/24	EUR	1,000	1,248,733
3.600%, 06/01/26		108	119,814
1.800%, 03/03/27	EUR	800	994,652
3.550%, 03/15/28		2,300	2,532,284
4.625%, 04/13/30		5,182	6,131,414
BP Capital Markets America Inc.
# 3.633%, 04/06/30		800	901,468
BP Capital Markets America, Inc.
# 4.234%, 11/06/28		230	267,161
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	81,258
4.000%, 08/15/23		96	105,660
3.625%, 05/15/24		52	57,027
3.450%, 11/15/27		600	683,823
British Telecommunications PLC
5.750%, 12/07/28	GBP	1,000	1,682,481

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Broadcom, Inc.
4.300%, 11/15/32		2,700	$3,084,748
Brown & Brown, Inc.
4.200%, 09/15/24		54	59,823
4.500%, 03/15/29		1,500	1,716,450
Brown-Forman Corp.
1.200%, 07/07/26	EUR	3,000	3,662,701
2.600%, 07/07/28	GBP	1,100	1,580,616
Buckeye Partners L.P.
4.150%, 07/01/23		22	21,643
3.950%, 12/01/26		87	80,693
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		2,900	3,166,853
Burlington Northern Santa Fe LLC
3.000%, 04/01/25		50	54,540
7.000%, 12/15/25		10	12,811
CA, Inc.
4.700%, 03/15/27		205	225,332
Camden Property Trust
2.800%, 05/15/30		6,188	6,672,121
Campbell Soup Co.
2.500%, 08/02/22		23	23,765
3.300%, 03/19/25		47	51,237
4.150%, 03/15/28		2,883	3,338,901
2.375%, 04/24/30		1,460	1,505,215
Capital One Financial Corp.
4.750%, 07/15/21		23	23,711
3.750%, 04/24/24		54	58,763
3.750%, 03/09/27		1,800	2,010,794
3.800%, 01/31/28		4,400	4,944,504
1.650%, 06/12/29	EUR	2,800	3,361,179
Cardinal Health, Inc.
3.200%, 06/15/22		45	46,799
3.410%, 06/15/27		4,067	4,501,359
Cargill, Inc.
Ω 2.125%, 04/23/30		2,000	2,082,068
Caterpillar, Inc.
2.600%, 06/26/22		30	30,922
CBS Corp.
# 5.500%, 05/15/33		400	492,663
CF Industries Inc.
5.150%, 03/15/34		4,000	4,685,000
CF Industries, Inc.
3.450%, 06/01/23		3,048	3,116,580
Charles Schwab Corp
4.000%, 02/01/29		1,530	1,810,399
3.250%, 05/22/29		750	847,948
Charles Schwab Corp. (The)
3.000%, 03/10/25		99	107,700
3.200%, 03/02/27		1,000	1,110,042
Chemours Co. (The)
# 5.375%, 05/15/27		1,600	1,570,000

116

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO CONTINUED

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Chevron Corp.
2.954%, 05/16/26		133	$147,080
2.236%, 05/11/30		10,000	10,465,620
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,565,295
Chubb INA Holdings, Inc.
2.700%, 03/13/23		35	36,828
3.350%, 05/15/24		60	65,490
1.550%, 03/15/28	EUR	4,900	6,113,223
Cigna Corp.
3.500%, 06/15/24		97	105,480
3.400%, 03/01/27		174	193,473
4.375%, 10/15/28		3,000	3,553,567
CIT Group, Inc.
5.000%, 08/01/23		3,200	3,448,000
5.250%, 03/07/25		2,965	3,305,975
Citigroup Inc
1.500%, 10/26/28	EUR	1,900	2,378,355
Citigroup, Inc.
4.500%, 01/14/22		17	17,822
3.875%, 10/25/23		33	36,166
3.300%, 04/27/25		90	99,246
5.150%, 05/21/26	GBP	1,323	2,075,023
CME Group, Inc.
3.000%, 03/15/25		33	36,131
CMS Energy Corp.
3.875%, 03/01/24		20	21,778
3.600%, 11/15/25		37	41,071
3.000%, 05/15/26		58	63,668
CNA Financial Corp.
4.500%, 03/01/26		75	87,681
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,540,932
5.250%, 05/30/29		2,000	2,327,310
Coca Cola Co. (The)
1.875%, 09/22/26	EUR	1,400	1,823,497
Coca-Cola Co. (The)
2.250%, 09/01/26		147	159,313
2.900%, 05/25/27		275	305,224
Colgate-Palmolive Co.
1.375%, 03/06/34	EUR	2,000	2,717,152
Comcast Corp.
3.375%, 08/15/25		49	54,645
3.150%, 03/01/26		102	113,125
4.250%, 01/15/33		3,150	3,856,745
Comerica, Inc.
4.000%, 02/01/29		3,500	4,002,944
ConocoPhillips Co.
4.950%, 03/15/26		173	205,911
ConocoPhillips Holding Co.
6.950%, 04/15/29		800	1,092,893

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc.
# 3.300%, 12/01/24		15	$16,336
Constellation Brands, Inc.
3.500%, 05/09/27		3,000	3,346,300
Corning, Inc.
# 3.700%, 11/15/23		32	34,479
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	87,128
Ω 3.500%, 08/15/27		800	889,999
CSX Corp.
4.250%, 06/01/21		9	9,121
CVS Health Corp.
2.125%, 06/01/21		15	15,130
3.375%, 08/12/24		174	189,054
3.875%, 07/20/25		1,985	2,228,231
3.250%, 08/15/29		1,000	1,093,865
Darden Restaurants, Inc.
3.850%, 05/01/27		4,000	4,262,319
DCP Midstream Operating L.P.
5.375%, 07/15/25		6,100	6,405,000
Deere & Co.
5.375%, 10/16/29		5	6,523
DH Europe Finance SA
1.200%, 06/30/27	EUR	1,300	1,610,453
Discover Bank
4.650%, 09/13/28		2,600	3,043,229
Discovery Communications LLC
3.900%, 11/15/24		63	69,722
3.450%, 03/15/25		66	72,031
1.900%, 03/19/27	EUR	5,700	7,007,343
3.625%, 05/15/30		3,000	3,315,232
Dollar General Corp.
3.250%, 04/15/23		79	83,759
4.150%, 11/01/25		13	14,952
4.125%, 05/01/28		2,000	2,325,839
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	4,209,965
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20		84	84,061
Dominion Energy, Inc.
3.900%, 10/01/25		117	132,513
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,844,998
Dow Chemical Co. (The)
3.500%, 10/01/24		58	63,338
DPL, Inc.
Ω 4.125%, 07/01/25		940	982,300
DTE Energy Co.
3.850%, 12/01/23		11	11,986

117

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
2.850%, 10/01/26		500	$542,396
Duke Energy Corp.
3.050%, 08/15/22		131	136,074
3.750%, 04/15/24		67	73,560
DXC Technology Co.
4.450%, 09/18/22		37	38,745
1.750%, 01/15/26	EUR	2,350	2,776,264
4.750%, 04/15/27		3,075	3,443,277
E*TRADE Financial Corp.
4.500%, 06/20/28		3,297	3,900,160
Eastman Chemical Co.
3.600%, 08/15/22		3	3,135
3.800%, 03/15/25		51	56,002
1.875%, 11/23/26	EUR	5,000	6,099,913
Eaton Corp.
# 4.000%, 11/02/32		500	599,481
Eaton Vance Corp.
3.500%, 04/06/27		517	575,239
eBay, Inc.
2.600%, 07/15/22		31	31,952
3.600%, 06/05/27		2,215	2,472,629
Ecolab, Inc.
# 2.700%, 11/01/26		52	57,579
Edgewell Personal Care Co.
4.700%, 05/24/22		1,185	1,220,550
Edison International
4.125%, 03/15/28		995	1,041,083
EI du Pont de Nemours and Co.
2.300%, 07/15/30		1,000	1,044,668
EMC Corp.
3.375%, 06/01/23		1,255	1,279,535
Emerson Electric Co.
3.150%, 06/01/25		62	68,812
Energy Transfer Operating L.P.
# 4.750%, 01/15/26		2,567	2,749,981
Energy Transfer Operating LP
3.750%, 05/15/30		5,000	4,899,804
EnerSys
Ω 4.375%, 12/15/27		3,700	3,792,500
Enterprise Products Operating LLC
3.900%, 02/15/24		24	26,168
# 3.700%, 02/15/26		62	69,355
EOG Resources, Inc.
4.100%, 02/01/21		20	20,181
3.150%, 04/01/25		79	85,849
Equifax, Inc.
3.250%, 06/01/26		900	969,489
3.100%, 05/15/30		4,000	4,317,597

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Equitable Holdings, Inc.
4.350%, 04/20/28		800	$918,050
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		1,388	1,523,826
Evergy, Inc.
4.850%, 06/01/21		29	29,428
Eversource Energy
2.800%, 05/01/23		55	57,685
Exelon Corp.
2.450%, 04/15/21		15	15,107
3.950%, 06/15/25		27	30,377
3.400%, 04/15/26		1,225	1,367,523
Exelon Generation Co. LLC
3.250%, 06/01/25		2,200	2,392,900
Expedia Group, Inc.
3.800%, 02/15/28		4,426	4,444,587
3.250%, 02/15/30		2,500	2,425,117
Exxon Mobil Corp.
2.440%, 08/16/29		7,300	7,743,023
FedEx Corp.
2.625%, 08/01/22		51	52,841
4.000%, 01/15/24		99	109,187
3.200%, 02/01/25		44	48,269
1.625%, 01/11/27	EUR	2,000	2,523,273
# 3.400%, 02/15/28		1,000	1,122,870
3.100%, 08/05/29		910	1,008,169
4.900%, 01/15/34		1,300	1,645,815
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	9,162,640
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	3,095,358
2.450%, 03/15/31		1,550	1,515,251
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	3,913,623
3.360%, 05/21/31	GBP	3,143	4,729,817
FirstEnergy Corp.
7.375%, 11/15/31		750	998,175
Fiserv, Inc.
1.625%, 07/01/30	EUR	8,800	11,103,988
3.000%, 07/01/31	GBP	2,000	2,923,585
Flex, Ltd.
4.875%, 06/15/29		394	451,524
4.875%, 05/12/30		9,200	10,629,271
FLIR Systems, Inc.
# 2.500%, 08/01/30		2,000	2,060,720
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	3,973,240
Ford Motor Credit Co., LLC
5.113%, 05/03/29		4,000	4,155,000
GATX Corp.
3.250%, 03/30/25		60	64,686

118

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.250%, 09/15/26		32	$34,858
3.500%, 03/15/28		500	547,093
GE Capital Funding LLC
Ω 4.550%, 05/15/32		4,000	4,389,137
General Electric Co.
0.375%, 05/17/22	EUR	135	157,910
3.375%, 03/11/24		37	39,821
0.875%, 05/17/25	EUR	500	582,860
6.750%, 03/15/32		221	284,688
General Mills, Inc.
3.150%, 12/15/21		9	9,213
3.200%, 02/10/27		1,007	1,114,374
1.500%, 04/27/27	EUR	2,000	2,506,117
General Motors Co.
6.125%, 10/01/25		2,000	2,343,819
4.200%, 10/01/27		1,400	1,519,955
6.800%, 10/01/27		1,035	1,269,430
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	202,855
4.350%, 01/17/27		1,058	1,158,567
Georgia Power Co.
3.250%, 03/30/27		154	168,849
Gilead Sciences, Inc.
4.400%, 12/01/21		17	17,568
3.700%, 04/01/24		124	135,048
3.650%, 03/01/26		757	853,721
Glencore Funding LLC
Ω 2.500%, 09/01/30		10,110	9,820,416
Global Payments, Inc.
4.800%, 04/01/26		69	80,588
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24		2,000	2,030,420
5.300%, 01/15/29		5,000	5,582,300
Goldman Sachs Group Inc(The)
4.250%, 01/29/26	GBP	2,300	3,425,458
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		26	26,931
4.000%, 03/03/24		250	275,446
3.750%, 05/22/25		87	96,696
1.625%, 07/27/26	EUR	1,175	1,459,157
2.000%, 03/22/28	EUR	2,000	2,568,403
# 3.800%, 03/15/30		950	1,094,842
6.125%, 02/15/33		2,484	3,533,681
Goodyear Tire & Rubber Co. (The)
# 4.875%, 03/15/27		2,739	2,657,871
Graphic Packaging International LLC
4.125%, 08/15/24		922	970,405

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Ω 3.500%, 03/15/28		3,000	$3,001,200
Graphic Packaging International, LLC
Ω 4.750%, 07/15/27		1,151	1,248,835
Halliburton Co.
3.500%, 08/01/23		4	4,221
# 3.800%, 11/15/25		124	134,407
2.920%, 03/01/30		500	485,388
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		7,800	8,435,934
Harley-Davidson, Inc.
# 3.500%, 07/28/25		42	44,911
Hasbro, Inc.
3.500%, 09/15/27		3,912	4,118,448
HCA, Inc.
5.375%, 02/01/25		6,805	7,535,381
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	2,857,589
Hess Corp.
4.300%, 04/01/27		7,000	7,239,423
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		1,905	2,189,851
Honeywell International, Inc.
2.500%, 11/01/26		102	111,609
2.250%, 02/22/28	EUR	3,905	5,258,104
Hormel Foods Corp.
4.125%, 04/15/21		17	17,127
Howmet Aerospace, Inc.
5.125%, 10/01/24		2,000	2,101,140
6.875%, 05/01/25		1,000	1,112,500
HP, Inc.
3.400%, 06/17/30		3,000	3,201,536
Humana, Inc.
3.850%, 10/01/24		91	100,457
Huntington Bancshares, Inc.
3.150%, 03/14/21		18	18,146
2.300%, 01/14/22		38	38,812
Huntsman International LLC
4.500%, 05/01/29		5,550	6,184,950
Hyatt Hotels Corp.
# 3.375%, 07/15/23		1,756	1,805,908
4.375%, 09/15/28		5,300	5,392,965
Illinois Tool Works, Inc.
3.500%, 03/01/24		75	81,630
Intercontinental Exchange,
Inc.
2.100%, 06/15/30		1,380	1,416,846
International Business Machines Corp.
3.625%, 02/12/24		112	122,827
3.300%, 01/27/27		306	341,046

119

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
1.750%, 03/07/28	EUR	1,000	$1,298,584
3.500%, 05/15/29		800	913,526
International Paper Co.
3.800%, 01/15/26		5	5,701
Interpublic Group of Cos, Inc.
4.650%, 10/01/28		500	589,149
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		546	603,452
Jabil, Inc.
3.600%, 01/15/30		3,283	3,476,376
3.000%, 01/15/31		3,475	3,508,855
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	65,506
JM Smucker Co. (The)
3.500%, 03/15/25		58	64,781
Johnson & Johnson
2.450%, 03/01/26		38	41,211
2.900%, 01/15/28		1,300	1,457,227
Johnson Controls International P.L.C.
3.625%, 07/02/24		11	11,931
JPMorgan Chase & Co.
3.625%, 05/13/24		142	156,533
3.900%, 07/15/25		129	145,961
2.950%, 10/01/26		500	550,435
Juniper Networks, Inc.
4.500%, 03/15/24		49	54,542
3.750%, 08/15/29		4,000	4,521,589
Kellogg Co.
1.250%, 03/10/25	EUR	500	612,660
3.250%, 04/01/26		661	734,948
7.450%, 04/01/31		61	89,432
Kemper Corp.
# 2.400%, 09/30/30		4,400	4,324,301
Kilroy Realty L.P.
2.500%, 11/15/32		10,500	10,173,300
Kimberly-Clark Corp.
2.400%, 06/01/23		22	23,053
Kimco Realty Corp.
# 1.900%, 03/01/28		400	393,970
Kraft Heinz Foods Co.
# 3.950%, 07/15/25		1,385	1,499,163
2.250%, 05/25/28	EUR	200	240,858
4.625%, 01/30/29		3,421	3,812,839
Ω 3.750%, 04/01/30		2,000	2,098,923
Kroger Co
3.700%, 08/01/27		3,394	3,875,155
Kroger Co. (The)
3.850%, 08/01/23		39	42,249
7.500%, 04/01/31		90	127,878

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
L3Harris Technologies, Inc.
3.950%, 05/28/24		29	$31,749
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	49,029
Lam Research Corp.
4.000%, 03/15/29		3,200	3,806,797
Lazard Group LLC
4.500%, 09/19/28		1,800	2,073,701
Lear Corp.
3.800%, 09/15/27		5,100	5,462,224
4.250%, 05/15/29		1,000	1,096,322
Legg Mason, Inc.
3.950%, 07/15/24		55	61,019
4.750%, 03/15/26		23	27,245
Leggett & Platt, Inc.
4.400%, 03/15/29		9,326	10,421,461
Lennar Corp.
4.500%, 04/30/24		1,000	1,077,625
4.750%, 05/30/25		3,465	3,801,607
Liberty Mutual Group, Inc.
2.750%, 05/04/26	EUR	5,200	6,775,388
Ω 4.569%, 02/01/29		78	94,033
Lincoln National Corp.
3.050%, 01/15/30		4,900	5,249,379
3.400%, 01/15/31		127	139,912
Lockheed Martin Corp.
3.550%, 01/15/26		56	63,305
Loews Corp.
2.625%, 05/15/23		44	46,148
3.750%, 04/01/26		125	142,385
Lowe’s Cos., Inc.
3.120%, 04/15/22		3	3,100
3.375%, 09/15/25		61	67,853
LYB International Finance II
BV
3.500%, 03/02/27		2,035	2,236,115
1.625%, 09/17/31	EUR	6,500	8,104,683
Marathon Oil Corp.
3.850%, 06/01/25		1,840	1,881,934
Marathon Petroleum Corp.
3.625%, 09/15/24		96	101,864
Markel Corp.
3.350%, 09/17/29		4,300	4,715,052
Marriott International, Inc.
2.875%, 03/01/21		12	12,069
3.750%, 03/15/25		1,500	1,546,722
# 4.000%, 04/15/28		5,901	6,038,823
Mars, Inc.
Ω 3.600%, 04/01/34		595	703,777
Marsh & McLennan Cos. Inc.
4.375%, 03/15/29		800	961,267
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	105,778

120

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
1.349%, 09/21/26	EUR	6,000	$7,380,006
2.250%, 11/15/30		1,650	1,714,041
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	76,590
McDonald’s Corp.
2.625%, 01/15/22		22	22,600
2.875%, 12/17/25	EUR	600	796,935
1.500%, 11/28/29	EUR	1,000	1,289,352
5.875%, 04/23/32	GBP	750	1,407,772
McKesson Corp.
3.796%, 03/15/24		51	55,719
# 3.950%, 02/16/28		3,050	3,511,195
3.125%, 02/17/29	GBP	4,420	6,300,231
4.750%, 05/30/29		1,000	1,203,277
Medtronic, Inc.
3.500%, 03/15/25		7	7,865
Merck & Co., Inc.
2.750%, 02/10/25		136	147,335
Meritage Homes Corp.
7.000%, 04/01/22		272	289,340
6.000%, 06/01/25		5,008	5,624,360
Methanex Corp.
5.250%, 12/15/29		1,000	1,013,226
MetLife, Inc.
3.600%, 04/10/24		189	207,933
6.500%, 12/15/32		281	416,206
MGM Resorts International
7.750%, 03/15/22		1,100	1,155,357
5.750%, 06/15/25		2,928	3,041,460
# 4.625%, 09/01/26		2,693	2,646,721
Micron Technology, Inc.
5.327%, 02/06/29		550	661,093
Molson Coors Beverage Co.
3.500%, 05/01/22		33	34,345
1.250%, 07/15/24	EUR	1,200	1,418,471
3.000%, 07/15/26		687	738,321
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	3,176,210
Morgan Stanley
3.875%, 04/29/24		140	154,715
3.875%, 01/27/26		1,095	1,242,935
1.375%, 10/27/26	EUR	2,550	3,152,136
1.875%, 04/27/27	EUR	1,856	2,371,481
Mosaic Co. (The)
4.250%, 11/15/23		46	50,016
4.050%, 11/15/27		5,000	5,515,768
Motorola Solutions, Inc.
4.600%, 02/23/28		500	582,917
4.600%, 05/23/29		4,260	5,002,705
MPLX L.P.
4.125%, 03/01/27		2,876	3,142,206
4.000%, 03/15/28		1,500	1,626,952

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Mylan NV
2.250%, 11/22/24	EUR	1,000	$1,246,937
3.950%, 06/15/26		2,173	2,445,249
3.125%, 11/22/28	EUR	3,400	4,611,480
Mylan, Inc.
4.200%, 11/29/23		52	56,939
Nasdaq, Inc.
4.250%, 06/01/24		33	36,728
1.750%, 03/28/29	EUR	5,924	7,594,486
National Oilwell Varco, Inc.
3.600%, 12/01/29		5,000	4,750,343
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		32	50,451
NetApp, Inc.
3.250%, 12/15/22		13	13,590
3.300%, 09/29/24		1,800	1,946,616
Netflix, Inc.
5.875%, 02/15/25		885	1,001,156
4.375%, 11/15/26		900	976,933
4.875%, 04/15/28		3,040	3,419,088
5.875%, 11/15/28		2,500	2,986,987
Ω 5.375%, 11/15/29		1,000	1,171,250
Newell Brands, Inc.
4.000%, 06/15/22		76	77,900
4.875%, 06/01/25		6,500	7,038,200
Newmont Corp.
3.625%, 06/09/21		46	46,632
NextEra Energy Capital Holdings, Inc.
4.500%, 06/01/21		10	10,137
3.550%, 05/01/27		1,184	1,328,581
NextEra Energy Operating Partners L.P.
Ω 3.875%, 10/15/26		2,980	3,085,328
#Ω 4.500%, 09/15/27		4,700	5,134,750
Noble Energy, Inc.
3.850%, 01/15/28		5,250	5,993,576
Nordstrom, Inc.
4.000%, 10/15/21		11	10,934
# 4.000%, 03/15/27		2,500	2,093,636
Norfolk Southern Corp.
2.900%, 06/15/26		526	578,110
Northrop Grumman Corp.
3.250%, 08/01/23		12	12,939
Nucor Corp.
# 2.700%, 06/01/30		400	426,520
NuStar Logistics L.P.
5.625%, 04/28/27		432	423,360
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	36,061
Ohio Power Co.
5.375%, 10/01/21		27	28,214

121

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Omnicom Group, Inc.
4.200%, 06/01/30		900	$1,047,562
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24		2,038	2,235,994
ONEOK, Inc.
# 4.000%, 07/13/27		77	79,413
4.550%, 07/15/28		1,766	1,878,736
4.350%, 03/15/29		3,073	3,199,920
6.350%, 01/15/31		2,000	2,315,406
Oracle Corp.
2.500%, 10/15/22		22	22,927
2.650%, 07/15/26		2,078	2,262,385
3.250%, 11/15/27		5,956	6,694,119
O’Reilly Automotive, Inc.
# 3.600%, 09/01/27		2,200	2,477,571
Owens Corning
3.875%, 06/01/30		583	650,783
Packaging Corp. of America
4.500%, 11/01/23		45	49,645
Parker-Hannifin Corp.
3.300%, 11/21/24		71	77,444
3.250%, 06/14/29		2,750	3,084,994
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.400%, 11/15/26		3,000	3,295,066
PepsiCo, Inc.
2.750%, 03/05/22		33	34,101
0.875%, 07/18/28	EUR	1,500	1,859,092
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	1,212,736
Perrigo Finance Unlimited Co.
4.375%, 03/15/26		2,500	2,782,492
Pfizer, Inc.
3.450%, 03/15/29		9,000	10,454,554
1.700%, 05/28/30		6,200	6,340,089
Philip Morris International, Inc.
3.250%, 11/10/24		68	74,518
2.875%, 05/14/29	EUR	2,650	3,736,531
3.375%, 08/15/29		2,000	2,245,562
2.100%, 05/01/30		6,400	6,510,873
0.800%, 08/01/31	EUR	3,200	3,726,150
Phillips 66
4.300%, 04/01/22		49	51,470
Phillips 66 Partners L.P.
3.550%, 10/01/26		752	795,664
3.750%, 03/01/28		700	729,098
3.150%, 12/15/29		2,000	1,991,727
Plains All American Pipeline L.P. / PAA Finance Corp.
4.650%, 10/15/25		800	853,313

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.800%, 09/15/30		5,000	$4,826,316
PNC Financial Services Group, Inc. (The)
3.300%, 03/08/22		9	9,333
3.150%, 05/19/27		1,000	1,114,411
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	2,229,921
2.800%, 08/15/29		947	1,021,244
2.550%, 06/15/30		6,000	6,357,684
PPL Capital Funding, Inc.
3.100%, 05/15/26		1,100	1,216,098
Principal Financial Group, Inc.
3.125%, 05/15/23		52	55,590
3.100%, 11/15/26		53	58,714
Procter & Gamble Co. (The)
2.450%, 11/03/26		13	14,238
Proctor + Gamble Co. Ltd.
6.250%, 01/31/30	GBP	563	1,068,138
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,641,942
7.000%, 10/30/31		630	885,304
Progressive Corp.
# 2.450%, 01/15/27		500	539,136
PSEG Power LLC
4.300%, 11/15/23		68	74,433
Puget Energy, Inc.
6.000%, 09/01/21		92	95,912
PulteGroup, Inc.
5.500%, 03/01/26		1,649	1,904,595
5.000%, 01/15/27		5,400	6,183,000
QUALCOMM, Inc.
3.250%, 05/20/27		2,800	3,112,287
Ω 1.650%, 05/20/32		1,848	1,805,118
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	4,438
4.200%, 06/30/29		925	1,088,632
Radian Group, Inc.
4.500%, 10/01/24		6,000	6,090,000
Raytheon Technologies Corp.
2.250%, 07/01/30		800	831,713
Reinsurance Group of America, Inc.
5.000%, 06/01/21		11	11,294
4.700%, 09/15/23		45	49,778
3.950%, 09/15/26		3,111	3,496,079
Republic Services, Inc.
3.550%, 06/01/22		52	54,115
Rockwell Automation, Inc.
2.875%, 03/01/25		67	72,772
Roper Technologies, Inc.
3.000%, 12/15/20		15	14,999
Ryder System, Inc.
# 4.625%, 06/01/25		600	690,124

122

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Seagate HDD Cayman
Ω 4.125%, 01/15/31		2,000	$2,152,835
Sealed Air Corp.
Ω 4.875%, 12/01/22		1,180	1,241,950
Ω 5.125%, 12/01/24		1,817	1,982,801
Ω 5.500%, 09/15/25		2,600	2,908,750
Ω 4.000%, 12/01/27		2,000	2,095,000
Sempra Energy
4.050%, 12/01/23		49	53,448
3.550%, 06/15/24		76	82,577
Sensata Technologies BV
Ω 5.000%, 10/01/25		5,859	6,395,948
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		2,000	2,090,000
Sherwin-Williams Co. (The)
3.450%, 08/01/25		53	58,492
2.950%, 08/15/29		4,670	5,093,841
Simon Property Group L.P.
3.375%, 12/01/27		405	431,766
2.650%, 07/15/30		7,264	7,261,163
Sky Ltd.
2.500%, 09/15/26	EUR	2,000	2,669,097
Southern Co. (The)
3.250%, 07/01/26		556	618,759
Southern Power Co.
4.150%, 12/01/25		1,017	1,166,133
1.850%, 06/20/26	EUR	1,200	1,525,473
Southwest Airlines Co.
4.750%, 05/04/23		6,000	6,426,929
# 3.000%, 11/15/26		1,107	1,117,624
Southwest Gas Corp.
2.200%, 06/15/30		900	933,895
Springleaf Finance Corp.
6.875%, 03/15/25		3,500	3,850,000
7.125%, 03/15/26		5,000	5,544,300
State Street Corp.
3.300%, 12/16/24		163	179,946
3.550%, 08/18/25		96	108,574
Steel Dynamics, Inc.
3.250%, 01/15/31		1,100	1,187,053
Steelcase Inc.
5.125%, 01/18/29		4,342	4,850,112
Stryker Corp.
3.375%, 05/15/24		6	6,514
3.375%, 11/01/25		109	121,423
2.125%, 11/30/27	EUR	4,709	6,207,347
Sysco Corp.
3.300%, 07/15/26		2,523	2,750,931
Tapestry, Inc.
4.250%, 04/01/25		1,000	1,049,561
Target Corp.
# 2.500%, 04/15/26		52	56,940

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		5,000	$5,550,000
TC PipeLines L.P.
3.900%, 05/25/27		2,000	2,187,823
TD Ameritrade Holding Corp.
2.950%, 04/01/22		21	21,678
3.625%, 04/01/25		86	95,958
2.750%, 10/01/29		2,000	2,201,905
Textron, Inc.
2.450%, 03/15/31		1,000	991,482
Thermo Fisher Scientific, Inc.
2.000%, 04/15/25	EUR	1,000	1,266,406
1.450%, 03/16/27	EUR	1,000	1,261,709
1.375%, 09/12/28	EUR	1,315	1,668,083
TJX Cos., Inc. (The)
2.250%, 09/15/26		600	640,049
3.750%, 04/15/27		1,400	1,613,254
Toll Brothers Finance Corp.
4.875%, 03/15/27		1,800	2,038,500
4.350%, 02/15/28		3,800	4,148,916
3.800%, 11/01/29		2,000	2,124,680
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
5.875%, 06/15/24		4,050	4,381,594
Trimble, Inc.
4.900%, 06/15/28		500	585,878
Trinity Industries, Inc.
4.550%, 10/01/24		1,190	1,227,485
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		75	83,105
Twitter, Inc.
Ω 3.875%, 12/15/27		7,000	7,341,600
Tyson Foods, Inc.
4.500%, 06/15/22		65	68,560
Under Armour, Inc.
# 3.250%, 06/15/26		7,250	7,004,515
Union Pacific Corp.
2.750%, 04/15/23		7	7,334
3.250%, 01/15/25		111	121,439
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	105,689
3.750%, 07/15/25		137	155,543
3.850%, 06/15/28		500	585,245
Unum Group
4.000%, 03/15/24		734	792,080
3.875%, 11/05/25		23	24,846
4.000%, 06/15/29		5,100	5,582,350
US Bancorp
2.350%, 01/29/21		9	9,030
Valero Energy Corp.
# 3.400%, 09/15/26		1,046	1,101,955
Ventas Realty LP
4.125%, 01/15/26		1,500	1,695,715

123

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
VeriSign, Inc.
5.250%, 04/01/25		4,807	$5,385,883
Verizon Communications, Inc.
3.376%, 02/15/25		26	28,854
2.625%, 08/15/26		24	26,099
1.375%, 10/27/26	EUR	1,500	1,879,529
4.329%, 09/21/28		200	239,824
1.375%, 11/02/28	EUR	2,000	2,528,008
4.016%, 12/03/29		183	216,188
2.625%, 12/01/31	EUR	2,500	3,540,746
VF Corp.
2.950%, 04/23/30		701	759,931
ViacomCBS, Inc.
3.875%, 04/01/24		57	62,139
3.500%, 01/15/25		28	30,568
4.000%, 01/15/26		775	876,003
2.900%, 01/15/27		3,269	3,529,346
7.875%, 07/30/30		2,013	2,900,734
# 4.950%, 01/15/31		1,200	1,455,564
# 4.200%, 05/19/32		2,000	2,297,832
Visa, Inc.
1.100%, 02/15/31		5,000	4,817,212
VMware, Inc.
4.650%, 05/15/27		1,000	1,158,100
3.900%, 08/21/27		5,021	5,539,936
4.700%, 05/15/30		2,000	2,357,709
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		3,035	3,310,123
2.125%, 11/20/26	EUR	2,700	3,382,214
# 3.200%, 04/15/30		730	773,266
Walmart, Inc.
4.875%, 09/21/29	EUR	1,166	1,947,952
2.375%, 09/24/29		4,000	4,345,889
5.750%, 12/19/30	GBP	3,919	7,481,275
5.625%, 03/27/34	GBP	3,175	6,412,077
Walt Disney Co
2.200%, 01/13/28		700	730,913
Walt Disney Co.
# 3.800%, 03/22/30		500	585,725
Walt Disney Co. (The)
3.700%, 09/15/24		168	185,891
2.650%, 01/13/31		1,000	1,072,771
Waste Management, Inc.
3.500%, 05/15/24		58	63,075
3.125%, 03/01/25		40	43,847
WEC Energy Group, Inc.
3.550%, 06/15/25		52	58,035
Wells Fargo & Co.
3.500%, 03/08/22		102	106,209
3.000%, 02/19/25		190	205,084
3.000%, 04/22/26		32	34,852
2.000%, 04/27/26	EUR	800	1,002,451
2.975%, 05/19/26	CAD	3,000	2,389,282

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
1.375%, 10/26/26	EUR	500	$607,168
1.000%, 02/02/27	EUR	800	950,783
4.150%, 01/24/29		1,000	1,163,832
2.500%, 05/02/29	GBP	750	1,039,157
Welltower, Inc.
3.100%, 01/15/30		1,000	1,052,630
Western Digital Corp.
# 4.750%, 02/15/26		7,980	8,594,859
Western Power Distribution South West P.L.C.
5.875%, 03/25/27	GBP	900	1,500,353
2.375%, 05/16/29	GBP	1,300	1,824,304
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	6,000	6,972,080
3.375%, 06/15/30		1,100	1,178,626
WestRock MWV LLC
8.200%, 01/15/30		180	249,822
Whirlpool Corp.
4.700%, 06/01/22		22	23,377
3.700%, 05/01/25		145	161,703
4.750%, 02/26/29		1,000	1,206,875
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,472,745
1.100%, 11/09/27	EUR	500	608,970
Williams Cos., Inc. (The)
7.875%, 09/01/21		498	527,714
3.700%, 01/15/23		100	105,317
4.000%, 09/15/25		136	150,038
3.750%, 06/15/27		16	17,430
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	40,190
WRKCo, Inc.
4.200%, 06/01/32		2,600	3,071,215
3.000%, 06/15/33		3,100	3,296,718
Xerox Corp.
4.070%, 03/17/22		13	13,279
# 3.800%, 05/15/24		2,050	2,108,322
Xerox Holdings Corp.
Ω 5.000%, 08/15/25		5,000	4,936,450
Ω 5.500%, 08/15/28		1,000	987,200
Xilinx, Inc.
3.000%, 03/15/21		11	11,086
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	3,115,350
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25		731	804,714

124

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES —(Continued)
Zoetis, Inc.
3.000%, 09/12/27	62	$68,398

TOTAL UNITED STATES		1,250,816,421

TOTAL BONDS		2,313,175,324

TOTAL INVESTMENT SECURITIES
(Cost $2,434,882,801)		2,544,644,631

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	3,545,531	$41,025,345

TOTAL INVESTMENTS — (100.0%)
(Cost $2,475,904,096)		$2,585,669,976

As of October 31, 2020, DFAGlobal Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	62,753,358	AUD	87,258,516	Mellon Bank	11/19/20	1,413,977
USD	53,706,805	AUD	75,980,269	Citibank, N.A.	11/30/20	292,691
USD	5,145,681	AUD	7,211,533	Mellon Bank	11/30/20	75,975
USD	4,008,518	AUD	5,637,594	State Street Bank and Trust	11/30/20	45,291
USD	36,156,993	EUR	30,678,896	Citibank, N.A.	12/31/20	374,741
USD	80,624,006	GBP	62,168,466	State Street Bank and Trust	12/31/20	45,387
USD	77,270,373	EUR	65,615,566	State Street Bank and Trust	01/07/21	726,139
USD	9,548,390	GBP	7,324,280	Citibank, N.A.	01/08/21	54,569
USD	7,693,246	GBP	5,897,196	Mellon Bank	01/08/21	49,229
USD	4,678,617	CAD	6,184,269	Citibank, N.A.	01/13/21	34,986
USD	60,825,986	CAD	79,826,804	State Street Bank and Trust	01/13/21	885,805
USD	79,658,747	EUR	67,728,610	Citibank, N.A.	01/15/21	635,807
USD	88,093,077	CAD	116,110,693	State Street Bank and Trust	01/19/21	907,449
USD	96,552,897	GBP	73,968,858	Citibank, N.A.	01/20/21	668,529
USD	85,198,768	EUR	71,989,957	State Street Bank and Trust	01/20/21	1,194,746
USD	81,443,252	EUR	68,733,877	Citibank, N.A.	01/21/21	1,236,961
USD	87,201,813	EUR	73,448,909	State Street Bank and Trust	01/22/21	1,491,640
USD	92,738,080	CAD	122,020,778	State Street Bank and Trust	01/26/21	1,113,835

Total Appreciation						$11,336,824
USD	8,266,998	GBP	6,414,761	State Street Bank and Trust	12/31/20	$(47,388)
USD	3,430,515	JPY	361,293,277	Goldman Sachs	01/12/21	(24,098)
USD	98,402,224	JPY	10,365,961,817	State Street Bank and Trust	01/12/21	(715,018)

Total (Depreciation)						$(786,504)

Total Appreciation (Depreciation)						$10,550,320

125

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$110,407,332	—	$110,407,332
Belgium	—	11,960,723	—	11,960,723
Canada	—	284,062,538	—	284,062,538
Denmark	—	5,561,806	—	5,561,806
Finland	—	7,734,880	—	7,734,880
France	—	95,588,866	—	95,588,866
Germany	—	78,776,486	—	78,776,486
Ireland	—	7,343,383	—	7,343,383
Italy	—	31,141,173	—	31,141,173
Japan	—	60,433,256	—	60,433,256
Luxembourg	—	15,414,666	—	15,414,666
Netherlands	—	61,724,250	—	61,724,250
Norway	—	56,775,674	—	56,775,674
Singapore	—	12,218,266	—	12,218,266
Spain	—	16,599,167	—	16,599,167
Supranational Organization Obligations	—	61,506,586	—	61,506,586
Sweden	—	4,592,661	—	4,592,661
Switzerland	—	11,254,737	—	11,254,737
United Kingdom	—	129,262,453	—	129,262,453
United States	—	1,250,816,421	—	1,250,816,421
Agency Obligations	—	231,469,307	—	231,469,307
Securities Lending Collateral	—	41,025,345	—	41,025,345
Forward Currency Contracts**	—	10,550,320	—	10,550,320

TOTAL	—	$2,596,220,296	—	$2,596,220,296

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

126

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
AGENCY OBLIGATIONS — (17.6%)
Federal Farm Credit Bank
2.630%, 08/03/26		5,760	$6,418,302
5.770%, 01/05/27		1,920	2,511,153
Federal Home Loan Bank
3.250%, 03/08/24		9,405	10,347,187
5.375%, 08/15/24		5,490	6,543,193
2.875%, 09/13/24		67,240	73,977,034
2.750%, 12/13/24		86,645	94,960,818
3.125%, 09/12/25		10,000	11,267,079
4.375%, 03/13/26		5,950	7,154,833
5.750%, 06/12/26		11,775	15,130,849
2.500%, 12/10/27		4,000	4,471,684
3.000%, 03/10/28		30,815	35,734,659
3.250%, 06/09/28		100,515	117,857,817
# 3.250%, 11/16/28		86,250	102,268,924
2.125%, 09/14/29		10,000	10,912,402
2.125%, 12/14/29		23,735	25,914,163
Federal Home Loan Mortgage Corp.
# 6.750%, 09/15/29		69,465	103,656,925
6.750%, 03/15/31		78,926	121,431,442
# 6.250%, 07/15/32		72,977	112,753,085
Federal National Mortgage Association
# 2.625%, 09/06/24		50,000	54,432,308
# 2.125%, 04/24/26		86,970	94,432,633
# 1.875%, 09/24/26		158,929	170,492,765
6.250%, 05/15/29		88,908	126,819,228
7.125%, 01/15/30		44,279	67,655,928
7.250%, 05/15/30		59,581	92,419,212
# 0.875%, 08/05/30		135,600	131,751,703
6.625%, 11/15/30		103,212	156,311,432
Tennessee Valley Authority
2.875%, 09/15/24		68,801	75,443,193
6.750%, 11/01/25		25,327	32,940,957
2.875%, 02/01/27		31,804	35,846,209
# 7.125%, 05/01/30		70,383	107,567,412

TOTAL AGENCY OBLIGATIONS			2,009,424,529

BONDS — (57.4%)

AUSTRALIA — (1.5%)
ANZ New Zealand
International, Ltd.
#Ω 3.450%, 07/17/27		6,000	6,726,202
Australia & New Zealand Banking Group, Ltd.
0.625%, 02/21/23	EUR	7,326	8,694,509
3.700%, 11/16/25		6,110	6,977,170

	Face Amount^		Value†
	(000)
AUSTRALIA — (Continued)
BHP Billiton Finance USA, Ltd.
# 2.875%, 02/24/22		1,077	$1,111,319
Commonwealth Bank of Australia
2.400%, 11/02/20		3,605	3,605,000
Ω 2.850%, 05/18/26		23,284	25,581,432
Ω 3.150%, 09/19/27		890	992,411
Macquarie Bank, Ltd.
Ω 3.900%, 01/15/26		24,711	28,332,449
National Australia Bank, Ltd.
2.500%, 05/22/22		1,000	1,034,455
3.375%, 01/14/26		3,000	3,366,592
Ω 3.500%, 01/10/27		29,999	33,976,895
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28		1,270	1,779,847
Westpac Banking Corp.
2.500%, 06/28/22		3,538	3,661,693
2.850%, 05/13/26		10,267	11,298,936
# 2.700%, 08/19/26		5,052	5,528,956
3.350%, 03/08/27		27,267	30,789,581

TOTAL AUSTRALIA			173,457,447

BELGIUM — (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28		14,000	16,110,865
4.900%, 01/23/31		2,000	2,507,390
Dexia Credit Local SA
1.375%, 12/07/22	GBP	20,000	26,512,255
Solvay Finance America LLC
Ω 4.450%, 12/03/25		865	988,685

TOTAL BELGIUM			46,119,195

CANADA — (1.5%)
Alimentation Couche-Tard, Inc.
Ω 3.550%, 07/26/27		2,780	3,084,874
Bank of Montreal
1.375%, 12/29/21	GBP	1,900	2,489,342
Bank of Nova Scotia (The)
4.375%, 01/13/21		2,092	2,108,673
1.750%, 12/23/22	GBP	6,650	8,839,495
Brookfield Finance, Inc.
4.350%, 04/15/30		5,500	6,444,857
Canadian Imperial Bank of Commerce
0.750%, 03/22/23	EUR	18,319	21,827,983

127

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Canadian Natural Resources, Ltd.
3.850%, 06/01/27		3,898	$4,117,420
2.950%, 07/15/30		12,722	12,455,901
5.850%, 02/01/35		3,000	3,498,013
Canadian Pacific Railway Co.
2.900%, 02/01/25		3,024	3,270,764
3.700%, 02/01/26		4,880	5,458,296
Enbridge, Inc.
3.500%, 06/10/24		1,280	1,378,889
3.700%, 07/15/27		275	303,307
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/28		2,254	2,454,050
4.625%, 04/29/30		17,988	19,220,457
ITC Holdings Corp.
3.650%, 06/15/24		9,714	10,584,146
Nutrien, Ltd.
3.625%, 03/15/24		3,460	3,760,365
3.000%, 04/01/25		3,460	3,729,892
Rogers Communications, Inc.
3.000%, 03/15/23		1,765	1,858,830
Spectra Energy Partners L.P.
4.750%, 03/15/24		1,915	2,128,240
Suncor Energy, Inc.
3.600%, 12/01/24		1,826	1,981,543
Thomson Reuters Corp.
# 4.300%, 11/23/23		5,120	5,609,208
Toronto-Dominion Bank (The)
2.125%, 04/07/21		7,407	7,466,108
0.625%, 07/20/23	EUR	9,326	11,101,284
TransCanada PipeLines, Ltd.
# 4.875%, 01/15/26		4,060	4,750,501
4.250%, 05/15/28		1,300	1,484,958
4.625%, 03/01/34		17,266	19,918,275

TOTAL CANADA			171,325,671

DENMARK — (0.4%)
Danske Bank A.S.
Ω 2.800%, 03/10/21		6,530	6,586,409
0.875%, 05/22/23	EUR	4,900	5,791,531
0.750%, 06/02/23	EUR	4,700	5,603,972
Ω 4.375%, 06/12/28		2,000	2,259,251
Kommunekredit
0.000%, 09/08/22	EUR	21,894	25,755,316

TOTAL DENMARK			45,996,479

FINLAND — (0.0%)
Nordea Bank Abp
0.875%, 06/26/23	EUR	1,000	1,196,116

	Face Amount^		Value†
	(000)
FRANCE — (1.1%)
Airbus SE
Ω 3.150%, 04/10/27		7,500	$7,971,539
BNP Paribas SA
3.250%, 03/03/23		1,920	2,043,983
Ω 3.500%, 11/16/27		500	550,155
Ω 4.400%, 08/14/28		2,600	3,036,361
BPCE SA
0.375%, 10/05/23	EUR	8,100	9,587,340
4.000%, 04/15/24		10,414	11,516,816
Credit Agricole SA
3.875%, 04/15/24		8,591	9,466,694
Electricite de France SA
Ω 3.625%, 10/13/25		6,638	7,413,108
Pernod Ricard SA
Ω 4.450%, 01/15/22		6,474	6,776,580
#Ω 3.250%, 06/08/26		14,827	16,490,142
Sanofi
3.625%, 06/19/28		20,000	23,197,511
Societe Generale S.A.
Ω 3.000%, 01/22/30		5,000	5,156,616
Total Capital International SA
2.125%, 03/15/23	EUR	4,700	5,784,387
# 3.750%, 04/10/24		9,600	10,600,434

TOTAL FRANCE			119,591,666

GERMANY — (1.4%)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		2,240	2,615,992
Ω 4.375%, 12/15/28		14,000	16,125,988
Bayer U.S. Finance LLC
#Ω 3.375%, 10/08/24		9,544	10,328,359
BMW US Capital LLC
Ω 2.800%, 04/11/26		21,530	23,178,323
Ω 3.300%, 04/06/27		6,742	7,367,770
#Ω 4.150%, 04/09/30		1,330	1,560,207
Daimler Finance North
America LLC
Ω 3.250%, 08/01/24		2,072	2,234,672
# 8.500%, 01/18/31		28,596	44,109,702
EMD Finance LLC
Ω 2.950%, 03/19/22		5,120	5,270,534
Fresenius Medical Care US Finance III, Inc.
Ω 2.375%, 02/16/31		16,000	15,714,173
Siemens Financieringsmaatschappij NV
Ω 6.125%, 08/17/26		7,621	9,803,214
Volkswagen Financial Services AG
0.875%, 04/12/23	EUR	4,500	5,334,182
1.375%, 10/16/23	EUR	3,500	4,208,991

128

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
Volkswagen Financial Services NV	GBP	5,000	$6,543,167
1.625%, 06/09/22

TOTAL GERMANY			154,395,274

IRELAND — (0.3%)
Allegion P.L.C.
3.500%, 10/01/29		10,000	10,942,799
CRH America Finance, Inc.
#Ω 3.950%, 04/04/28		1,520	1,732,017
Perrigo Finance Unlimited Co.
3.150%, 06/15/30		15,833	16,306,841

TOTAL IRELAND			28,981,657

ITALY — (0.3%)
Enel Finance International NV
#Ω 3.500%, 04/06/28		2,800	3,096,058
#Ω 4.875%, 06/14/29		10,000	12,142,108
Intesa Sanpaolo SpA
Ω 4.000%, 09/23/29		15,800	17,264,101

TOTAL ITALY			32,502,267

JAPAN — (2.0%)
American Honda Finance Corp.
1.950%, 05/20/22		10,000	10,243,331
0.550%, 03/17/23	EUR	4,900	5,799,030
2.300%, 09/09/26		21,110	22,495,791
Beam Suntory, Inc.
3.250%, 06/15/23		1,743	1,837,657
Mitsubishi UFJ Financial Group, Inc.
0.680%, 01/26/23	EUR	3,822	4,521,107
3.850%, 03/01/26		1,195	1,363,066
3.677%, 02/22/27		4,465	5,022,087
3.741%, 03/07/29		3,500	4,019,123
3.195%, 07/18/29		2,777	3,055,178
Mizuho Financial Group, Inc.
Ω 2.632%, 04/12/21		2,000	2,020,520
1.020%, 10/11/23	EUR	5,461	6,536,203
2.839%, 09/13/26		18,000	19,583,838
MUFG Americas Holdings Corp.
3.500%, 06/18/22		5,472	5,742,909
MUFG Bank, Ltd.
3.250%, 09/08/24		3,237	3,526,870
Nomura Holdings, Inc.
3.103%, 01/16/30		10,062	10,607,151
2.679%, 07/16/30		3,600	3,683,944

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
StanCorp Financial Group, Inc.
5.000%, 08/15/22		3,200	$3,355,586
Sumitomo Mitsui Banking Corp.
3.950%, 07/19/23		5,931	6,451,218
Sumitomo Mitsui Financial Group, Inc.
0.606%, 01/18/22	EUR	4,000	4,697,313
# 3.784%, 03/09/26		5,242	5,947,533
3.040%, 07/16/29		18,167	19,703,855
2.130%, 07/08/30		12,200	12,336,389
Takeda Pharmaceutical Co., Ltd.
1.125%, 11/21/22	EUR	5,000	5,962,776
Toyota Motor Credit Corp.
3.300%, 01/12/22		2,605	2,693,008
# 2.625%, 01/10/23		2,999	3,143,166
3.200%, 01/11/27		26,976	30,080,724
3.050%, 01/11/28		11,550	12,823,529
# 3.650%, 01/08/29		11,108	12,936,469

TOTAL JAPAN			230,189,371

NETHERLANDS — (1.2%)
ABN AMRO Bank NV
0.500%, 07/17/23	EUR	911	1,081,628
Ahold Finance USA LLC
6.875%, 05/01/29		704	981,577
Cooperatieve Rabobank UA
3.875%, 02/08/22		4,090	4,273,655
0.750%, 08/29/23	EUR	1,200	1,429,036
3.375%, 05/21/25		17,522	19,636,866
Heineken NV
Ω 2.750%, 04/01/23		2,219	2,321,881
ING Bank NV
#Ω 2.050%, 08/15/21		5,000	5,069,286
ING Groep NV
1.000%, 09/20/23	EUR	2,400	2,878,232
3.950%, 03/29/27		4,000	4,545,422
4.050%, 04/09/29		4,000	4,687,364
Shell International Finance BV
2.250%, 11/10/20		4,646	4,647,729
3.250%, 05/11/25		31,117	34,373,671
2.875%, 05/10/26		29,810	32,921,356
2.500%, 09/12/26		11,169	12,093,302
4.125%, 05/11/35		9,350	11,108,383

TOTAL NETHERLANDS			142,049,388

NORWAY — (0.2%)
Equinor ASA
2.450%, 01/17/23		3,586	3,737,939

129

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
NORWAY — (Continued)
0.875%, 02/17/23	EUR	2,913	$3,472,027
2.650%, 01/15/24		6,950	7,361,510
# 1.750%, 01/22/26		3,000	3,113,130
Yara International ASA
Ω 3.148%, 06/04/30		5,800	6,176,515

TOTAL NORWAY			23,861,121

SPAIN — (0.7%)
Banco Santander SA
3.800%, 02/23/28		7,000	7,721,225
# 3.490%, 05/28/30		4,000	4,326,021
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	19,508,350
4.400%, 07/13/27		2,000	2,231,544
Santander UK P.L.C.
4.000%, 03/13/24		8,788	9,711,729
Telefonica Emisiones SA
5.462%, 02/16/21		829	840,745
3.987%, 01/23/23	EUR	1,000	1,273,595
4.570%, 04/27/23		7,532	8,251,607
Telefonica Europe BV
8.250%, 09/15/30		16,567	24,706,803

TOTAL SPAIN			78,571,619

SUPRANATIONAL ORGANIZATION OBLIGATIONS —(0.0%)
Inter-American Development Bank
6.750%, 07/15/27		1,942	2,611,119

SWEDEN — (0.2%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	9,390	11,025,849
0.500%, 03/21/23	EUR	1,000	1,186,394
Swedbank AB
0.300%, 09/06/22	EUR	4,800	5,641,047

TOTAL SWEDEN			17,853,290

SWITZERLAND — (0.7%)
ABB Finance USA, Inc.
2.875%, 05/08/22		3,884	4,035,787
Credit Suisse AG
3.000%, 10/29/21		3,011	3,092,020
3.625%, 09/09/24		16,390	18,122,604
Novartis Capital Corp.
3.100%, 05/17/27		10,983	12,263,658
2.200%, 08/14/30		5,000	5,307,479
Roche Holdings, Inc.
Ω 2.625%, 05/15/26		1,000	1,093,247
#Ω 2.375%, 01/28/27		14,000	15,062,438

	Face Amount^		Value†
	(000)
SWITZERLAND — (Continued)
UBS Group AG
Ω 4.125%, 09/24/25		20,990	$23,866,001

TOTAL SWITZERLAND			82,843,234

UNITED KINGDOM — (2.6%)
AstraZeneca P.L.C.
2.375%, 11/16/20		2,316	2,317,876
3.375%, 11/16/25		8,259	9,264,584
4.000%, 01/17/29		2,000	2,372,889
BAE Systems Holdings, Inc.
Ω 2.850%, 12/15/20		1,239	1,241,285
Barclays P.L.C.
1.500%, 04/01/22	EUR	2,800	3,324,480
3.650%, 03/16/25		14,330	15,521,079
4.375%, 01/12/26		9,970	11,275,023
BAT International Finance P.L.C.
2.375%, 01/19/23	EUR	5,895	7,224,478
BP Capital Markets America, Inc.
3.245%, 05/06/22		2,848	2,968,556
3.119%, 05/04/26		8,415	9,200,395
3.017%, 01/16/27		6,773	7,294,821
BP Capital Markets P.L.C.
# 3.535%, 11/04/24		2,240	2,459,415
3.017%, 01/16/27		1,700	1,808,846
3.279%, 09/19/27		11,000	12,066,178
British Telecommunications P.L.C.
1.125%, 03/10/23	EUR	2,800	3,351,514
0.875%, 09/26/23	EUR	4,900	5,841,397
5.125%, 12/04/28		7,200	8,700,257
Ω 3.250%, 11/08/29		3,000	3,241,883
Coca-Cola European Partners P.L.C.
1.125%, 05/26/24	EUR	7,555	9,179,116
Diageo Capital P.L.C.
2.375%, 10/24/29		1,350	1,435,132
2.125%, 04/29/32		14,300	14,829,335
Diageo Investment Corp.
2.875%, 05/11/22		131	135,974
GlaxoSmithKline Capital, Inc.
3.875%, 05/15/28		7,700	9,045,207
HSBC Holdings P.L.C.
4.000%, 03/30/22		1,509	1,585,165
4.300%, 03/08/26		13,770	15,659,422
3.900%, 05/25/26		12,666	14,166,836
4.950%, 03/31/30		13,500	16,412,061
HSBC USA, Inc.
3.500%, 06/23/24		7,593	8,258,683
Janus Capital Group, Inc.
4.875%, 08/01/25		9,046	10,360,166

130

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED KINGDOM — (Continued)
Linde, Inc.
2.200%, 08/15/22		800	$822,250
Lloyds Banking Group P.L.C.
1.000%, 11/09/23	EUR	300	358,353
3.750%, 01/11/27		10,250	11,353,544
4.375%, 03/22/28		9,000	10,439,090
Mead Johnson Nutrition Co.
4.125%, 11/15/25		5,931	6,834,898
National Grid North America, Inc.
0.750%, 08/08/23	EUR	450	536,161
Nationwide Building Society
Ω 3.900%, 07/21/25		4,600	5,185,724
Natwest Group P.L.C.
2.500%, 03/22/23	EUR	4,900	6,005,022
4.800%, 04/05/26		4,800	5,569,598
NatWest Markets P.L.C.
0.625%, 03/02/22	EUR	6,800	7,976,005
Prudential P.L.C.
# 3.125%, 04/14/30		1,500	1,671,587
Rolls-Royce P.L.C.
Ω 3.625%, 10/14/25		10,425	9,942,844
Standard Chartered P.L.C.
Ω 4.050%, 04/12/26		4,380	4,856,369
TechnipFMC P.L.C.
3.450%, 10/01/22		4,235	4,359,171
Unilever Capital Corp.
# 2.000%, 07/28/26		1,900	2,021,804
Vodafone Group P.L.C.
7.875%, 02/15/30		7,107	10,353,679

TOTAL UNITED KINGDOM			298,828,152

UNITED STATES — (42.9%)
3M Co.
2.875%, 10/15/27		14,390	15,910,936
Abbott Laboratories
# 2.950%, 03/15/25		12,469	13,652,071
AbbVie, Inc.
Ω 3.450%, 03/15/22		12,881	13,331,737
Ω 3.250%, 10/01/22		7,562	7,900,790
2.900%, 11/06/22		2,800	2,931,880
# 3.600%, 05/14/25		18,850	20,891,372
4.250%, 11/14/28		25,500	30,083,970
Activision Blizzard, Inc.
3.400%, 06/15/27		6,308	7,134,980
1.350%, 09/15/30		8,000	7,720,104
Adobe, Inc.
3.250%, 02/01/25		1,920	2,120,850
Aetna, Inc.
2.750%, 11/15/22		8,320	8,633,344
3.500%, 11/15/24		5,359	5,859,844

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Affiliated Managers Group, Inc.
3.500%, 08/01/25		3,410	$3,751,234
3.300%, 06/15/30		20,900	22,154,362
Aflac, Inc.
3.250%, 03/17/25		11,007	12,155,199
3.600%, 04/01/30		2,000	2,316,756
Alabama Power Co.
2.800%, 04/01/25		2,560	2,749,353
Albemarle Corp.
4.150%, 12/01/24		7,365	8,029,031
Allstate Corp. (The)
5.350%, 06/01/33		7,500	10,288,129
Alphabet, Inc.
1.998%, 08/15/26		7,385	7,878,802
Altria Group, Inc.
4.750%, 05/05/21		208	212,756
4.800%, 02/14/29		2,500	2,933,307
3.400%, 05/06/30		10,500	11,394,653
Amazon.com, Inc.
3.150%, 08/22/27		9,200	10,419,976
Ameren Corp.
3.650%, 02/15/26		10,631	11,949,639
American Express Credit Corp.
2.250%, 05/05/21		148	149,232
3.300%, 05/03/27		16,929	19,082,076
American International Group, Inc.
1.500%, 06/08/23	EUR	2,000	2,408,562
# 4.125%, 02/15/24		10,069	11,145,550
3.750%, 07/10/25		9,247	10,362,928
3.900%, 04/01/26		6,429	7,326,184
4.200%, 04/01/28		2,100	2,443,181
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,305,804
2.950%, 09/01/27		584	641,086
Ameriprise Financial, Inc.
4.000%, 10/15/23		3,722	4,101,260
# 2.875%, 09/15/26		6,175	6,779,210
AmerisourceBergen Corp.
3.400%, 05/15/24		1,223	1,326,383
3.450%, 12/15/27		3,000	3,392,129
# 2.800%, 05/15/30		29,884	31,763,087
Amgen, Inc.
3.625%, 05/22/24		6,399	7,005,888
3.125%, 05/01/25		3,200	3,492,798
2.600%, 08/19/26		10,375	11,245,359
2.300%, 02/25/31		5,000	5,183,528
Analog Devices, Inc.
3.900%, 12/15/25		4,965	5,659,067
# 3.500%, 12/05/26		11,977	13,540,579

131

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Anheuser-Busch InBev
Worldwide, Inc.
5.875%, 06/15/35	2,846	$3,998,856
Anthem, Inc.
3.125%, 05/15/22	1,277	1,329,439
3.500%, 08/15/24	4,986	5,444,881
# 3.650%, 12/01/27	4,000	4,518,272
4.101%, 03/01/28	16,600	19,132,910
5.950%, 12/15/34	1,300	1,804,851
Aon Corp.
4.500%, 12/15/28	2,300	2,759,797
3.750%, 05/02/29	1,500	1,727,113
2.800%, 05/15/30	5,000	5,351,481
Aon P.L.C.
4.000%, 11/27/23	4,000	4,360,401
# 3.500%, 06/14/24	9,147	9,961,621
Apple, Inc.
3.250%, 02/23/26	19,942	22,291,572
2.450%, 08/04/26	17,090	18,537,804
3.350%, 02/09/27	33,607	37,986,059
3.000%, 06/20/27	11,436	12,782,607
3.000%, 11/13/27	26,919	30,153,680
Applied Materials, Inc.
3.300%, 04/01/27	16,750	18,861,327
Archer-Daniels-Midland Co.
2.500%, 08/11/26	4,942	5,377,432
Arizona Public Service Co.
3.150%, 05/15/25	9,580	10,461,086
Arrow Electronics, Inc.
3.875%, 01/12/28	12,338	13,709,082
Assurant, Inc.
4.000%, 03/15/23	6,399	6,791,225
AT&T, Inc.
3.800%, 02/15/27	8,782	9,882,027
2.750%, 06/01/31	1,000	1,035,859
Autodesk, Inc.
4.375%, 06/15/25	3,015	3,436,031
3.500%, 06/15/27	12,009	13,506,493
Automatic Data Processing, Inc.
3.375%, 09/15/25	12,356	13,918,470
1.250%, 09/01/30	3,575	3,491,375
AutoZone, Inc.
2.875%, 01/15/23	11,988	12,519,822
3.125%, 07/15/23	1,270	1,342,072
3.250%, 04/15/25	6,203	6,769,074
3.125%, 04/21/26	988	1,082,167
Avnet, Inc.
4.625%, 04/15/26	5,560	6,171,815
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27	20,320	22,223,884

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		1,900	$2,035,041
Baltimore Gas & Electric Co.
# 2.400%, 08/15/26		692	743,354
Bank of America Corp.
4.000%, 04/01/24		6,120	6,771,336
3.875%, 08/01/25		2,350	2,660,223
Bank of America Corp. Floating Rate Note
(r) 3.419%, 12/20/28		15,341	17,048,611
Bank of New York Mellon Corp. (The)
# 3.650%, 02/04/24		10,524	11,508,186
3.000%, 02/24/25		1,913	2,088,587
1.600%, 04/24/25		21,050	21,812,364
2.800%, 05/04/26		7,088	7,791,294
BAT Capital Corp.
4.906%, 04/02/30		21,000	24,455,366
Baxter International, Inc.
2.600%, 08/15/26		4,951	5,373,004
Bemis Co., Inc.
# 4.500%, 10/15/21		640	657,345
2.630%, 06/19/30		2,500	2,618,729
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30		14,000	14,435,487
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	650	772,216
# 3.125%, 03/15/26		33,128	36,975,621
Best Buy Co., Inc.
4.450%, 10/01/28		19,493	23,011,718
Biogen, Inc.
4.050%, 09/15/25		8,950	10,169,135
# 2.250%, 05/01/30		20,320	20,483,135
Black Hills Corp.
# 2.500%, 06/15/30		2,850	2,933,666
4.350%, 05/01/33		1,750	2,078,831
BlackRock, Inc.
3.200%, 03/15/27		24,563	27,864,626
# 3.250%, 04/30/29		6,942	7,937,061
2.400%, 04/30/30		24,000	25,764,685
Boeing Co. (The)
# 8.750%, 08/15/21		977	1,035,553
# 2.500%, 03/01/25		6,399	6,364,048
# 2.600%, 10/30/25		2,568	2,564,868
# 3.200%, 03/01/29		5,000	4,886,281
# 2.950%, 02/01/30		5,000	4,754,333
3.250%, 02/01/35		2,463	2,284,018
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,000	2,354,459
2.150%, 11/25/22	EUR	4,020	4,860,742

132

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
3.600%, 06/01/26		4,494	$4,985,587
4.625%, 04/13/30		7,210	8,530,971
BP Capital Markets America, Inc.
4.234%, 11/06/28		1,267	1,471,711
Bristol-Myers Squibb Co.
2.000%, 08/01/22		4,244	4,365,326
4.000%, 08/15/23		8,237	9,065,861
3.625%, 05/15/24		4,433	4,861,555
Broadcom, Inc.
4.300%, 11/15/32		31,000	35,417,481
Brown & Brown, Inc.
4.200%, 09/15/24		4,660	5,162,529
2.375%, 03/15/31		3,000	3,007,935
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		15,000	16,380,274
Burlington Northern Santa Fe LLC
3.000%, 04/01/25		4,279	4,667,522
7.000%, 12/15/25		858	1,099,154
CA, Inc.
4.700%, 03/15/27		17,502	19,237,858
Camden Property Trust
2.800%, 05/15/30		1,500	1,617,353
Campbell Soup Co.
2.500%, 08/02/22		1,939	2,003,513
3.300%, 03/19/25		4,045	4,409,683
4.150%, 03/15/28		5,628	6,517,980
Capital One Financial Corp.
4.750%, 07/15/21		1,956	2,016,498
3.750%, 04/24/24		4,607	5,013,356
0.800%, 06/12/24	EUR	2,650	3,098,298
3.200%, 02/05/25		2,700	2,914,808
3.750%, 03/09/27		14,165	15,823,835
# 3.800%, 01/31/28		5,600	6,293,006
Cardinal Health, Inc.
3.200%, 06/15/22		3,840	3,993,475
3.410%, 06/15/27		17,718	19,610,299
Cargill, Inc.
Ω 2.125%, 04/23/30		6,060	6,308,666
Carrier Global Corp.
#Ω 2.700%, 02/15/31		2,500	2,612,867
Caterpillar, Inc.
2.600%, 06/26/22		2,531	2,608,754
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		4,800	5,551,840
Charles Schwab Corp. (The)
# 3.000%, 03/10/25		12,777	13,899,878
Chevron Corp.
1.554%, 05/11/25		10,000	10,319,986
2.954%, 05/16/26		11,356	12,558,241
# 2.236%, 05/11/30		5,000	5,232,810

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Choice Hotels International, Inc.
3.700%, 12/01/29	2,750	$2,869,708
Chubb INA Holdings, Inc.
2.875%, 11/03/22	1,852	1,935,628
# 2.700%, 03/13/23	2,965	3,119,826
3.350%, 05/15/24	5,120	5,588,520
Cigna Corp.
3.500%, 06/15/24	8,342	9,071,295
3.250%, 04/15/25	4,500	4,926,963
3.400%, 03/01/27	14,920	16,589,743
4.375%, 10/15/28	2,500	2,961,306
2.400%, 03/15/30	2,700	2,796,078
Cincinnati Financial Corp.
6.920%, 05/15/28	4,000	5,283,928
Citigroup, Inc.
4.500%, 01/14/22	1,472	1,543,184
3.300%, 04/27/25	5,679	6,262,430
Citizens Bank N.A.
3.750%, 02/18/26	4,000	4,554,658
Clorox Co. (The)
3.100%, 10/01/27	5,077	5,664,590
3.900%, 05/15/28	16,112	18,986,055
CME Group, Inc.
# 3.000%, 03/15/25	2,833	3,101,831
CMS Energy Corp.
3.875%, 03/01/24	1,725	1,878,332
3.600%, 11/15/25	3,163	3,511,032
3.000%, 05/15/26	4,942	5,424,937
CNA Financial Corp.
4.500%, 03/01/26	22,057	25,786,275
3.900%, 05/01/29	2,450	2,779,434
Coca-Cola Co. (The)
3.200%, 11/01/23	13,789	14,917,108
2.250%, 09/01/26	12,603	13,658,688
# 2.900%, 05/25/27	13,535	15,022,554
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,731	3,234,668
Comcast Corp.
3.375%, 08/15/25	4,946	5,515,800
3.150%, 03/01/26	9,198	10,201,242
3.150%, 02/15/28	5,000	5,565,509
4.250%, 10/15/30	10,000	12,156,036
4.250%, 01/15/33	22,000	26,935,998
7.050%, 03/15/33	2,200	3,328,845
Comerica, Inc.
4.000%, 02/01/29	6,000	6,862,190
Conagra Brands, Inc.
3.200%, 01/25/23	4,643	4,878,364
4.850%, 11/01/28	970	1,188,348
ConocoPhillips Co.
4.950%, 03/15/26	14,112	16,796,602

133

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New York, Inc.
# 3.300%, 12/01/24	1,280	$1,393,974
5.300%, 03/01/35	400	529,275
Constellation Brands, Inc.
3.600%, 02/15/28	10,825	12,178,028
3.150%, 08/01/29	7,000	7,658,234
Corning, Inc.
3.700%, 11/15/23	2,710	2,919,943
Costco Wholesale Corp.
3.000%, 05/18/27	19,300	21,499,001
Cox Communications, Inc.
Ω 3.850%, 02/01/25	6,790	7,488,594
Ω 3.500%, 08/15/27	1,200	1,334,999
CSX Corp.
4.250%, 06/01/21	748	758,041
CVS Health Corp.
3.375%, 08/12/24	11,857	12,882,838
3.875%, 07/20/25	13,408	15,050,945
3.250%, 08/15/29	4,000	4,375,459
Danaher Corp.
3.350%, 09/15/25	1,483	1,645,977
Deere & Co.
5.375%, 10/16/29	467	609,239
Dentsply Sirona, Inc.
# 3.250%, 06/01/30	5,500	5,956,836
Discover Bank
4.650%, 09/13/28	2,800	3,277,323
Discovery Communications LLC
3.900%, 11/15/24	5,376	5,949,624
3.450%, 03/15/25	5,671	6,189,250
# 3.625%, 05/15/30	5,000	5,525,387
Dollar General Corp.
3.250%, 04/15/23	5,733	6,078,352
4.150%, 11/01/25	1,604	1,844,900
Dollar Tree, Inc.
4.200%, 05/15/28	21,641	25,307,738
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20	2,916	2,918,101
Dominion Energy, Inc.
3.900%, 10/01/25	10,013	11,340,661
Dow Chemical Co. (The)
3.500%, 10/01/24	4,594	5,016,810
DTE Energy Co.
3.850%, 12/01/23	960	1,046,038
2.850%, 10/01/26	1,000	1,084,792
6.375%, 04/15/33	2,305	3,281,782
Duke Energy Corp.
3.750%, 04/15/24	5,205	5,714,633
DXC Technology Co.
4.450%, 09/18/22	3,200	3,350,891
# 4.750%, 04/15/27	35,329	39,560,174

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
E*TRADE Financial Corp.
4.500%, 06/20/28		8,496	$10,050,275
Eastman Chemical Co.
3.600%, 08/15/22		297	310,412
1.500%, 05/26/23	EUR	7,630	9,113,929
3.800%, 03/15/25		9,527	10,461,476
Eaton Corp.
4.000%, 11/02/32		13,775	16,515,703
Eaton Vance Corp.
3.500%, 04/06/27		10,462	11,640,532
eBay, Inc.
3.800%, 03/09/22		5,177	5,396,232
# 2.600%, 07/15/22		1,688	1,739,821
3.600%, 06/05/27		13,375	14,930,662
Ecolab, Inc.
# 2.700%, 11/01/26		4,448	4,925,257
EI du Pont de Nemours and Co.
2.300%, 07/15/30		4,000	4,178,671
Electronic Arts, Inc.
4.800%, 03/01/26		15,000	17,768,658
Emerson Electric Co.
# 3.150%, 06/01/25		5,312	5,895,639
Enterprise Products Operating LLC
3.900%, 02/15/24		1,680	1,831,730
# 3.700%, 02/15/26		4,976	5,566,292
6.875%, 03/01/33		1,800	2,388,044
EOG Resources, Inc.
# 4.100%, 02/01/21		1,722	1,737,564
# 3.150%, 04/01/25		6,718	7,300,403
4.375%, 04/15/30		6,000	7,052,188
ERAC USA Finance LLC
Ω 3.850%, 11/15/24		6,590	7,234,879
ERP Operating L.P.
2.500%, 02/15/30		2,800	2,947,160
Evergy, Inc.
4.850%, 06/01/21		2,466	2,502,413
Eversource Energy
2.800%, 05/01/23		4,743	4,974,576
4.250%, 04/01/29		1,000	1,186,990
Exelon Corp.
2.450%, 04/15/21		370	372,649
3.950%, 06/15/25		417	469,152
3.400%, 04/15/26		20,540	22,929,726
Exxon Mobil Corp.
3.176%, 03/15/24		2,929	3,147,644
# 2.440%, 08/16/29		1,500	1,591,032
FedEx Corp.
2.625%, 08/01/22		2,607	2,701,092
1.000%, 01/11/23	EUR	8,560	10,177,047
4.000%, 01/15/24		6,991	7,710,344
3.200%, 02/01/25		1,744	1,913,218
# 3.400%, 02/15/28		5,250	5,895,065

134

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.900%, 01/15/34	2,075	$2,626,975
3.900%, 02/01/35	800	926,549
Fidelity National Financial, Inc.
3.400%, 06/15/30	18,654	19,862,681
Fifth Third Bancorp
# 3.950%, 03/14/28	26,032	30,042,084
FirstEnergy Corp.
7.375%, 11/15/31	2,368	3,151,571
Flex, Ltd.
4.875%, 06/15/29	1,700	1,948,199
4.875%, 05/12/30	4,000	4,621,422
FMR LLC
Ω 4.950%, 02/01/33	2,400	3,205,429
Fortune Brands Home & Security, Inc.
3.250%, 09/15/29	4,300	4,742,972
GATX Corp.
3.250%, 03/30/25	5,120	5,519,851
3.250%, 09/15/26	7,749	8,441,083
GE Capital Funding LLC
Ω 4.550%, 05/15/32	4,000	4,389,137
General Electric Co.
6.750%, 03/15/32	29,038	37,406,227
General Mills, Inc.
4.200%, 04/17/28	8,600	10,096,376
General Motors Financial Co., Inc.
5.250%, 03/01/26	14,136	16,109,894
4.350%, 01/17/27	1,863	2,040,085
Georgia Power Co.
3.250%, 04/01/26	3,000	3,330,382
# 3.250%, 03/30/27	15,966	17,505,440
Georgia-Pacific LLC
7.750%, 11/15/29	1,000	1,469,530
Gilead Sciences, Inc.
4.400%, 12/01/21	1,414	1,461,267
# 3.700%, 04/01/24	10,612	11,557,484
3.650%, 03/01/26	8,806	9,931,136
Glencore Funding LLC
Ω 2.500%, 09/01/30	5,000	4,856,784
Global Payments, Inc.
4.800%, 04/01/26	7,031	8,211,813
4.450%, 06/01/28	8,020	9,298,685
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	2,240	2,320,248
4.000%, 03/03/24	26,404	29,091,553
3.750%, 05/22/25	8,213	9,128,323
3.750%, 02/25/26	10,350	11,635,668
2.600%, 02/07/30	5,000	5,272,782
3.800%, 03/15/30	12,000	13,829,586
6.125%, 02/15/33	967	1,375,632

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Halliburton Co.
3.500%, 08/01/23		333	$351,372
2.920%, 03/01/30		1,000	970,777
Harley-Davidson, Inc.
# 3.500%, 07/28/25		5,593	5,980,643
Hasbro, Inc.
3.500%, 09/15/27		3,300	3,474,151
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		27,600	28,167,661
Hewlett Packard Enterprise Co.
# 4.900%, 10/15/25		6,965	8,006,461
Honeywell International, Inc.
2.500%, 11/01/26		9,698	10,611,610
Hormel Foods Corp.
# 4.125%, 04/15/21		1,479	1,490,005
HP, Inc.
3.400%, 06/17/30		50,835	54,250,027
Humana, Inc.
3.850%, 10/01/24		7,825	8,638,162
Huntington Bancshares, Inc.
3.150%, 03/14/21		1,582	1,594,821
2.300%, 01/14/22		2,292	2,340,950
Illinois Tool Works, Inc.
1.250%, 05/22/23	EUR	1,000	1,205,991
3.500%, 03/01/24		6,399	6,964,684
Intel Corp.
# 3.150%, 05/11/27		2,500	2,794,742
4.000%, 12/15/32		3,200	3,964,271
Intercontinental Exchange, Inc.
3.750%, 12/01/25		12,500	14,167,750
International Business Machines Corp.
3.375%, 08/01/23		4,409	4,770,189
3.625%, 02/12/24		9,600	10,527,986
3.300%, 01/27/27		26,154	29,148,806
1.950%, 05/15/30		22,940	23,257,661
International Paper Co.
3.800%, 01/15/26		1,136	1,295,155
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		3,903	4,313,687
# 4.750%, 03/30/30		1,175	1,413,161
Interstate Power and Light Co.
2.300%, 06/01/30		3,978	4,177,824
Jabil, Inc.
3.600%, 01/15/30		23,550	24,937,149
3.000%, 01/15/31		15,033	15,179,460

135

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		6,594	$7,578,015
JM Smucker Co. (The)
3.500%, 03/15/25		6,042	6,748,393
Johnson & Johnson
2.450%, 03/01/26		3,212	3,483,410
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	13,315	16,002,557
3.625%, 07/02/24		915	992,455
JPMorgan Chase & Co.
2.750%, 02/01/23	EUR	5,750	7,123,990
3.625%, 05/13/24		12,131	13,372,535
# 3.900%, 07/15/25		22,416	25,363,250
3.200%, 06/15/26		676	750,389
2.950%, 10/01/26		500	550,435
Juniper Networks, Inc.
# 4.500%, 03/15/24		4,224	4,701,766
3.750%, 08/15/29		4,000	4,521,589
Kellogg Co.
3.250%, 04/01/26		13,739	15,276,023
3.400%, 11/15/27		14,600	16,321,117
7.450%, 04/01/31		6,959	10,202,529
Kemper Corp.
# 2.400%, 09/30/30		5,000	4,913,978
Keurig Dr Pepper, Inc.
3.400%, 11/15/25		5,885	6,537,091
KeyBank NA
# 3.300%, 06/01/25		750	833,560
KeyCorp
5.100%, 03/24/21		101	102,889
Kilroy Realty L.P.
3.050%, 02/15/30		8,000	8,274,604
2.500%, 11/15/32		17,100	16,567,947
Kimberly-Clark Corp.
2.400%, 06/01/23		1,920	2,011,871
Kroger Co. (The)
3.850%, 08/01/23		3,341	3,619,326
7.500%, 04/01/31		16,177	22,985,372
L3Harris Technologies, Inc.
3.950%, 05/28/24		2,469	2,703,006
Laboratory Corp. of America Holdings
4.000%, 11/01/23		3,840	4,183,778
3.600%, 09/01/27		2,500	2,828,234
Lam Research Corp.
3.800%, 03/15/25		4,094	4,600,166
4.000%, 03/15/29		3,000	3,568,872
Lazard Group LLC
4.500%, 09/19/28		18,426	21,227,782

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Lear Corp.
3.800%, 09/15/27		3,495	$3,743,230
Legg Mason, Inc.
3.950%, 07/15/24		4,736	5,254,315
4.750%, 03/15/26		9,317	11,036,760
Liberty Mutual Group, Inc.
Ω 4.569%, 02/01/29		10,665	12,857,168
Lincoln National Corp.
# 3.400%, 01/15/31		8,680	9,562,480
Lockheed Martin Corp.
# 2.900%, 03/01/25		4,480	4,872,828
3.550%, 01/15/26		4,800	5,426,111
Loews Corp.
2.625%, 05/15/23		3,761	3,944,592
3.750%, 04/01/26		11,870	13,520,894
Lowe’s Cos., Inc.
3.120%, 04/15/22		292	301,767
3.375%, 09/15/25		5,183	5,765,274
LYB International Finance II BV
1.875%, 03/02/22	EUR	4,900	5,819,962
3.500%, 03/02/27		4,166	4,577,718
LYB International Finance III LLC
# 3.375%, 05/01/30		8,800	9,548,071
LyondellBasell Industries NV
5.750%, 04/15/24		5,827	6,649,831
Manufacturers & Traders Trust Co.
2.900%, 02/06/25		8,028	8,720,325
Marathon Petroleum Corp.
# 3.625%, 09/15/24		7,691	8,160,809
Marriott International, Inc.
2.875%, 03/01/21		609	612,515
Mars, Inc.
Ω 1.625%, 07/16/32		4,400	4,299,798
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		8,320	9,072,889
3.750%, 03/14/26		3,300	3,744,131
Mastercard, Inc.
1.100%, 12/01/22	EUR	405	484,121
# 2.950%, 11/21/26		2,700	3,018,995
Maxim Integrated Products, Inc.
3.450%, 06/15/27		5,931	6,583,450
McDonald’s Corp.
2.000%, 06/01/23	EUR	3,100	3,816,317
0.625%, 01/29/24	EUR	8,900	10,619,130
McKesson Corp.
# 3.796%, 03/15/24		3,348	3,657,768
4.750%, 05/30/29		7,500	9,024,578
Medtronic, Inc.
# 3.500%, 03/15/25		616	692,091

136

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
4.375%, 03/15/35	4,465	$5,951,277
Merck & Co., Inc.
# 2.750%, 02/10/25	11,609	12,576,529
3.400%, 03/07/29	8,000	9,246,285
1.450%, 06/24/30	1,200	1,200,563
MetLife, Inc.
# 3.600%, 04/10/24	6,140	6,755,084
5.700%, 06/15/35	7,400	10,661,677
Micron Technology, Inc.
4.663%, 02/15/30	330	388,140
Microsoft Corp.
2.700%, 02/12/25	1,567	1,702,368
2.400%, 08/08/26	29,634	32,241,427
3.300%, 02/06/27	14,692	16,700,340
Molson Coors Beverage Co.
3.500%, 05/01/22	2,787	2,900,571
3.000%, 07/15/26	18,416	19,791,722
Morgan Stanley
3.875%, 04/29/24	8,982	9,926,093
3.875%, 01/27/26	18,683	21,207,090
3.625%, 01/20/27	19,726	22,327,863
7.250%, 04/01/32	7,000	10,580,520
Mosaic Co. (The)
4.250%, 11/15/23	2,565	2,788,908
# 4.050%, 11/15/27	6,000	6,618,921
Motorola Solutions, Inc.
4.600%, 05/23/29	4,700	5,519,417
2.300%, 11/15/30	22,000	21,850,662
MPLX L.P.
4.125%, 03/01/27	12,020	13,132,585
Mylan NV
3.950%, 06/15/26	18,167	20,443,095
Mylan, Inc.
4.200%, 11/29/23	4,480	4,905,506
Nasdaq, Inc.
4.250%, 06/01/24	1,666	1,854,206
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32	2,708	4,269,382
NetApp, Inc.
3.250%, 12/15/22	1,088	1,137,377
3.300%, 09/29/24	3,451	3,732,096
2.700%, 06/22/30	5,000	5,148,434
Newmont Corp.
3.625%, 06/09/21	3,975	4,029,582
NextEra Energy Capital Holdings, Inc.
4.500%, 06/01/21	828	839,342
3.550%, 05/01/27	25,641	28,772,086
NIKE, Inc.
2.375%, 11/01/26	28,083	30,559,827
Northern Trust Corp.
1.950%, 05/01/30	23,270	23,959,297

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Northrop Grumman Corp.
3.250%, 08/01/23	988	$1,065,347
Nucor Corp.
# 3.950%, 05/01/28	10,245	11,853,351
# 2.700%, 06/01/30	9,000	9,596,707
Nuveen Finance LLC
Ω 4.125%, 11/01/24	2,748	3,096,761
NVIDIA Corp.
# 3.200%, 09/16/26	3,800	4,269,510
Ohio Power Co.
5.375%, 10/01/21	2,308	2,411,785
Omnicom Group, Inc.
4.200%, 06/01/30	13,055	15,195,462
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.650%, 11/01/24	6,057	6,645,444
Oracle Corp.
2.950%, 05/15/25	15,400	16,764,835
2.650%, 07/15/26	39,785	43,315,197
3.250%, 11/15/27	36,794	41,353,828
O’Reilly Automotive, Inc.
3.600%, 09/01/27	21,580	24,302,716
Owens Corning
3.875%, 06/01/30	8,826	9,852,168
Packaging Corp. of America
4.500%, 11/01/23	3,888	4,289,312
Parker-Hannifin Corp.
3.300%, 11/21/24	3,093	3,373,720
# 3.250%, 06/14/29	6,200	6,955,259
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.400%, 11/15/26	1,000	1,098,355
PepsiCo, Inc.
2.750%, 03/05/22	2,810	2,903,788
3.500%, 07/17/25	10,309	11,577,486
PerkinElmer, Inc.
3.300%, 09/15/29	1,700	1,874,228
Pfizer, Inc.
3.000%, 12/15/26	42,108	47,361,214
3.450%, 03/15/29	5,000	5,808,085
# 1.700%, 05/28/30	5,000	5,112,975
Philip Morris International, Inc.
# 3.250%, 11/10/24	7,098	7,778,408
# 3.125%, 08/17/27	2,000	2,201,842
3.375%, 08/15/29	6,000	6,736,685
2.100%, 05/01/30	10,750	10,936,232
Phillips 66
4.300%, 04/01/22	2,235	2,347,650
Phillips 66 Partners L.P.
3.550%, 10/01/26	23,603	24,973,469
3.750%, 03/01/28	3,265	3,400,720
3.150%, 12/15/29	18,000	17,925,541

137

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
PNC Bank NA
2.950%, 02/23/25	8,093	$8,816,285
3.250%, 06/01/25	8,000	8,838,770
PNC Financial Services Group, Inc. (The)
3.300%, 03/08/22	795	824,395
PPG Industries, Inc.
# 3.750%, 03/15/28	12,376	14,812,935
2.800%, 08/15/29	2,603	2,807,074
2.550%, 06/15/30	9,250	9,801,429
PPL Capital Funding, Inc.
3.400%, 06/01/23	3,334	3,537,771
3.100%, 05/15/26	11,200	12,382,086
Precision Castparts Corp.
3.250%, 06/15/25	30,987	34,233,525
Principal Financial Group, Inc.
3.125%, 05/15/23	4,444	4,750,849
3.400%, 05/15/25	5,700	6,351,551
3.100%, 11/15/26	5,472	6,061,919
Procter & Gamble Co. (The)
2.450%, 11/03/26	1,077	1,179,573
# 2.850%, 08/11/27	12,850	14,338,334
Progress Energy, Inc.
7.750%, 03/01/31	2,500	3,632,615
Prudential Financial, Inc.
3.878%, 03/27/28	1,215	1,417,533
PSEG Power LLC
4.300%, 11/15/23	5,815	6,365,106
8.625%, 04/15/31	1,000	1,451,421
Puget Energy, Inc.
6.000%, 09/01/21	7,900	8,235,909
QUALCOMM, Inc.
2.150%, 05/20/30	5,000	5,182,335
Ω 1.650%, 05/20/32	17,843	17,428,959
Quest Diagnostics, Inc.
3.500%, 03/30/25	384	426,039
Raytheon Technologies Corp.
7.500%, 09/15/29	615	878,587
Reinsurance Group of America, Inc.
5.000%, 06/01/21	960	985,620
4.700%, 09/15/23	3,840	4,247,764
3.950%, 09/15/26	16,189	18,192,871
3.900%, 05/15/29	4,725	5,372,071
# 3.150%, 06/15/30	15,855	17,339,514
RELX Capital, Inc.
3.000%, 05/22/30	900	971,805
Republic Services, Inc.
3.550%, 06/01/22	4,488	4,670,517
Rockwell Automation, Inc.
2.875%, 03/01/25	5,738	6,232,337
Roper Technologies, Inc.
3.000%, 12/15/20	1,285	1,284,872

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Royalty Pharma P.L.C.
Ω 2.200%, 09/02/30	5,000	$4,914,661
salesforce.com, Inc.
3.700%, 04/11/28	12,800	15,018,736
Schlumberger Investment SA
2.650%, 06/26/30	9,852	9,901,847
Sempra Energy
4.050%, 12/01/23	2,205	2,405,145
3.550%, 06/15/24	6,528	7,092,944
Sherwin-Williams Co. (The)
3.450%, 08/01/25	6,794	7,498,046
3.450%, 06/01/27	1,035	1,159,888
# 2.950%, 08/15/29	6,000	6,544,549
Simon Property Group L.P.
# 2.650%, 07/15/30	20,000	19,992,188
Southern Co. (The)
3.250%, 07/01/26	8,992	10,006,977
Southern Power Co.
4.150%, 12/01/25	5,433	6,229,698
Southwest Gas Corp.
3.700%, 04/01/28	2,900	3,290,832
# 2.200%, 06/15/30	13,700	14,215,950
Stanley Black & Decker, Inc.
2.300%, 03/15/30	3,000	3,200,331
Starbucks Corp.
# 3.850%, 10/01/23	1,231	1,340,810
State Street Corp.
3.300%, 12/16/24	13,947	15,396,982
3.550%, 08/18/25	8,254	9,335,139
Steel Dynamics, Inc.
3.250%, 01/15/31	18,125	19,559,391
Stryker Corp.
2.625%, 03/15/21	896	901,683
3.375%, 05/15/24	512	555,845
3.375%, 11/01/25	11,427	12,729,338
# 3.650%, 03/07/28	25,656	29,329,678
Sysco Corp.
3.750%, 10/01/25	685	761,563
3.300%, 07/15/26	18,844	20,546,394
3.250%, 07/15/27	4,934	5,361,327
Target Corp.
# 2.500%, 04/15/26	4,468	4,892,444
TCI Communications, Inc.
7.875%, 02/15/26	1,520	2,047,166
TD Ameritrade Holding Corp.
2.950%, 04/01/22	1,785	1,842,640
3.625%, 04/01/25	7,358	8,209,972
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,885,273
Textron, Inc.
2.450%, 03/15/31	15,590	15,457,211
TJX Cos., Inc. (The)
# 2.250%, 09/15/26	20,681	22,061,427
3.750%, 04/15/27	2,800	3,226,508

138

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Toyota Motor Credit Corp.
2.150%, 09/08/22		6,000	$6,199,715
Travelers Property Casualty Corp.
6.375%, 03/15/33		800	1,181,119
Truist Financial Corp.
2.900%, 03/03/21		748	753,046
3.700%, 06/05/25		14,345	16,147,675
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		9,588	10,624,094
7.000%, 03/01/32		1,340	1,977,672
Tyson Foods, Inc.
4.500%, 06/15/22		5,527	5,829,698
U.S. Bank NA
# 2.800%, 01/27/25		5,950	6,435,977
Union Pacific Corp.
2.750%, 04/15/23		640	670,496
# 3.250%, 01/15/25		9,515	10,409,839
3.950%, 09/10/28		22,950	26,871,580
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	850	1,006,502
3.050%, 11/15/27		2,127	2,379,908
UnitedHealth Group, Inc.
2.750%, 02/15/23		8,672	9,074,578
3.750%, 07/15/25		12,530	14,225,975
# 3.100%, 03/15/26		1,290	1,434,838
3.850%, 06/15/28		1,500	1,755,734
Unum Group
4.000%, 03/15/24		5,051	5,450,675
3.875%, 11/05/25		1,977	2,135,653
4.000%, 06/15/29		10,963	11,999,863
US Bancorp
2.350%, 01/29/21		806	808,675
Valero Energy Corp.
# 3.400%, 09/15/26		8,918	9,395,059
7.500%, 04/15/32		580	747,513
Ventas Realty L.P.
3.000%, 01/15/30		1,100	1,129,259
Verizon Communications, Inc.
3.376%, 02/15/25		531	589,285
# 2.625%, 08/15/26		2,026	2,203,205
4.125%, 03/16/27		3,000	3,517,241
4.329%, 09/21/28		2,000	2,398,240
4.016%, 12/03/29		17,153	20,263,818
VF Corp.
2.800%, 04/23/27		1,000	1,078,507
2.950%, 04/23/30		516	559,378
ViacomCBS, Inc.
3.875%, 04/01/24		4,899	5,340,692
3.500%, 01/15/25		2,364	2,580,786
2.900%, 01/15/27		26,061	28,136,521
7.875%, 07/30/30		1,137	1,638,417
# 4.950%, 01/15/31		3,993	4,843,390
# 4.200%, 05/19/32		12,600	14,476,340

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Visa, Inc.
3.150%, 12/14/25	14,555	$16,189,381
2.050%, 04/15/30	54,150	57,108,739
VMware, Inc.
# 4.650%, 05/15/27	6,600	7,643,461
3.900%, 08/21/27	1,024	1,129,833
Walgreen Co.
3.100%, 09/15/22	3,807	3,994,527
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21	7,828	8,024,363
3.450%, 06/01/26	1,465	1,597,802
# 3.200%, 04/15/30	23,552	24,947,877
Walmart, Inc.
3.700%, 06/26/28	5,000	5,838,920
3.250%, 07/08/29	8,465	9,767,773
2.375%, 09/24/29	14,101	15,320,347
Walt Disney Co. (The)
3.700%, 09/15/24	14,364	15,893,653
1.750%, 01/13/26	5,000	5,203,206
2.650%, 01/13/31	24,000	25,746,494
6.200%, 12/15/34	1,700	2,483,297
Waste Management, Inc.
4.600%, 03/01/21	1,831	1,837,026
3.500%, 05/15/24	4,942	5,374,425
# 3.125%, 03/01/25	3,460	3,792,777
WEC Energy Group, Inc.
3.550%, 06/15/25	6,271	6,998,798
Wells Fargo & Co.
3.500%, 03/08/22	2,768	2,882,208
3.000%, 02/19/25	16,264	17,555,216
3.000%, 04/22/26	9,473	10,317,251
3.000%, 10/23/26	1,490	1,626,156
4.150%, 01/24/29	1,200	1,396,598
5.375%, 02/07/35	1,500	2,011,508
Welltower, Inc.
4.125%, 03/15/29	1,550	1,759,448
2.750%, 01/15/31	11,393	11,633,087
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	12,627,372
WestRock MWV LLC
8.200%, 01/15/30	19,367	26,879,507
Whirlpool Corp.
4.700%, 06/01/22	1,920	2,040,189
3.700%, 05/01/25	15,463	17,244,199
# 4.750%, 02/26/29	1,300	1,568,938
Williams Cos., Inc. (The)
4.000%, 09/15/25	12,364	13,640,211
3.750%, 06/15/27	7,863	8,565,519
3.500%, 11/15/30	15,200	16,302,300
Wisconsin Electric Power Co.
3.100%, 06/01/25	3,200	3,475,860
WRKCo, Inc.
4.200%, 06/01/32	1,800	2,126,226

139

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.000%, 06/15/33	19,705	$20,955,429
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	5,634	6,202,133
Zoetis, Inc.
# 3.000%, 09/12/27	26,275	28,986,330

TOTAL UNITED STATES		4,885,211,907

TOTAL BONDS		6,535,584,973

U.S. TREASURY OBLIGATIONS — (21.5%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	52,765,767
6.625%, 02/15/27	44,651	61,471,594
6.125%, 11/15/27	29,407	40,590,021
5.250%, 11/15/28	10,442	14,156,388
5.250%, 02/15/29	60,685	82,806,579
6.125%, 08/15/29	35,585	51,888,331
6.250%, 05/15/30	45,710	68,613,510
5.375%, 02/15/31	54,500	78,835,527
U.S. Treasury Notes
2.125%, 05/15/25	28,730	31,030,212
2.000%, 08/15/25	10,000	10,771,094
2.250%, 11/15/25	98,895	108,027,335
1.625%, 02/15/26	90,499	96,144,901
1.625%, 05/15/26	80,000	85,015,625
1.500%, 08/15/26	83,787	88,526,519
1.625%, 09/30/26	45,000	47,898,633
2.000%, 11/15/26	40,000	43,481,250
1.625%, 11/30/26	39,750	42,324,433
1.500%, 01/31/27	59,500	62,937,520

	Face Amount^	Value†
	(000)
2.250%, 02/15/27	60,000	$66,264,844
2.375%, 05/15/27	81,200	90,499,937
2.250%, 08/15/27	100,000	110,859,375
2.250%, 11/15/27	79,018	87,741,179
2.750%, 02/15/28	88,300	101,362,192
2.875%, 05/15/28	45,000	52,205,273
2.875%, 08/15/28	63,000	73,291,641
3.125%, 11/15/28	75,000	88,983,398
2.625%, 02/15/29	70,000	80,486,328
2.375%, 05/15/29	73,000	82,629,726
1.625%, 08/15/29	98,000	104,928,906
1.750%, 11/15/29	92,500	100,098,731
1.500%, 02/15/30	94,700	100,367,203
0.625%, 05/15/30	120,000	117,450,000
0.625%, 08/15/30	125,000	122,089,844

TOTAL U.S. TREASURY OBLIGATIONS		2,446,543,816

TOTAL INVESTMENT SECURITIES (Cost $10,132,271,075)		10,991,553,318

	Shares
SECURITIES LENDING COLLATERAL — (3.5%)
@§ The DFA Short Term Investment Fund	34,594,833	400,296,815

TOTAL INVESTMENTS — (100.0%) (Cost $10,532,522,771)		$11,391,850,133

As of October 31, 2020, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 89,661,476	EUR 75,931,214	Bank of America Corp.	01/19/21	$1,060,383
USD 144,220,559	EUR 121,703,203	JP Morgan	01/21/21	2,203,799
USD 55,739,321	EUR 46,945,254	State Street Bank and Trust	01/22/21	957,216

Total Appreciation				$4,221,398
USD 44,343,080	GBP 34,331,056	JP Morgan	01/07/21	$(157,060)

Total (Depreciation)				$(157,060)

Total Appreciation (Depreciation)				$4,064,338

140

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$173,457,447	—	$173,457,447
Belgium	—	46,119,195	—	46,119,195
Canada	—	171,325,671	—	171,325,671
Denmark	—	45,996,479	—	45,996,479
Finland	—	1,196,116	—	1,196,116
France	—	119,591,666	—	119,591,666
Germany	—	154,395,274	—	154,395,274
Ireland	—	28,981,657	—	28,981,657
Italy	—	32,502,267	—	32,502,267
Japan	—	230,189,371	—	230,189,371
Netherlands	—	142,049,388	—	142,049,388
Norway	—	23,861,121	—	23,861,121
Spain	—	78,571,619	—	78,571,619
Supranational Organization Obligations	—	2,611,119	—	2,611,119
Sweden	—	17,853,290	—	17,853,290
Switzerland	—	82,843,234	—	82,843,234
United Kingdom.	—	298,828,152	—	298,828,152
United States	—	4,885,211,907	—	4,885,211,907
Agency Obligations	—	2,009,424,529	—	2,009,424,529
U.S. Treasury Obligations	—	2,446,543,816	—	2,446,543,816
Securities Lending Collateral	—	400,296,815	—	400,296,815
Forward Currency Contracts**	—	4,064,338	—	4,064,338

TOTAL	—	$11,395,914,471	—	$11,395,914,471

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

141

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.6%)
Treasury Inflation Protected Security
0.125%, 04/15/21	40,229	$40,188,658
0.125%, 01/15/22	38,467	38,878,424
0.125%, 04/15/22	41,570	42,064,946
0.125%, 01/15/23	32,427	33,233,949
2.375%, 01/15/25	35,673	41,061,656
0.625%, 01/15/26	22,039	24,105,235
1.750%, 01/15/28	14,639	17,632,709
3.625%, 04/15/28	26,513	35,908,060
2.500%, 01/15/29	3,026	3,904,815
3.875%, 04/15/29	15,967	22,671,228

TOTAL U.S. TREASURY OBLIGATIONS.		299,649,680

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.7%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc	55,426,457	761,005,259
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc	45,523,441	455,234,405

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,216,239,664

TOTAL INVESTMENT SECURITIES (Cost $1,451,885,086)		1,515,889,344

TEMPORARY CASH INVESTMENTS — (0.7%) State Street Institutional U.S. Government Money Market Fund 0.026%	11,005,535	11,005,535

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	169	1,951

TOTAL INVESTMENTS — (100.0%) (Cost $1,462,892,571)		$1,526,896,830

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$299,649,680	—	$299,649,680
Affiliated Investment Companies	$1,216,239,664	—	—	1,216,239,664
Temporary Cash Investments	11,005,535	—	—	11,005,535
Securities Lending Collateral	—	1,951	—	1,951

TOTAL.	$1,227,245,199	$299,651,631	—	$1,526,896,830

See accompanying Notes to Financial Statements.

142

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
0.875%, 02/15/47	21,115	$29,421,508
1.000%, 02/15/48	60,985	86,152,200
1.000%, 02/15/49	62,800	87,861,443
0.250%, 02/15/50	73,200	84,482,132

TOTAL U.S. TREASURY OBLIGATIONS Cost ($246,112,733)		287,917,283

TOTAL INVESTMENTS — (100.0%) (Cost $246,112,733)		$287,917,283

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$287,917,283	—	$287,917,283

TOTAL	—	$287,917,283	—	$287,917,283

See accompanying Notes to Financial Statements.

143

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.5%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$129
0.625%, 01/15/26	242,000	289,502,077
0.125%, 07/15/26	396,950	463,159,931
0.375%, 01/15/27	445,000	522,340,460
2.375%, 01/15/27	182,500	287,220,539
0.375%, 07/15/27	401,500	469,426,581
0.500%, 01/15/28	153,600	179,650,638
1.750%, 01/15/28	221,700	331,285,732
3.625%, 04/15/28	172,500	375,402,450
0.750%, 07/15/28	91,000	107,354,267
0.875%, 01/15/29	445,500	527,888,799
2.500%, 01/15/29	302,500	472,482,657
3.875%, 04/15/29	222,745	499,990,369
0.250%, 07/15/29	139,500	156,674,154
0.125%, 01/15/30	70,000	77,126,162
3.375%, 04/15/32	197,000	430,946,924
2.125%, 02/15/40	219,000	396,061,185
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,066,817,768)		5,586,513,054

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%) State Street Institutional U.S. Government Money Market Fund 0.026%	28,180,503	28,180,503

TOTAL INVESTMENTS — (100.0%) (Cost $5,094,998,271)		$5,614,693,557

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations.	—	$5,586,513,054	—	$5,586,513,054
Temporary Cash Investments	$28,180,503		—	28,180,503

TOTAL.	$28,180,503	$5,586,513,054	—	$5,614,693,557

See accompanying Notes to Financial Statements.

144

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (81.3%)
AUSTRALIA — (4.1%)
ANZ New Zealand International, Ltd.
Ω 0.400%, 03/01/22	EUR	200	$234,902
ASB Finance, Ltd.
Ω 0.500%, 06/10/22	EUR	3,800	4,467,298
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)Ω 0.740%, 05/17/21		2,000	2,004,872
(r) 0.830%, 07/16/21	AUD	2,000	1,412,279
(r)Ω 1.126%, 11/23/21		4,000	4,033,839
(r)Ω 0.850%, 01/18/23	AUD	1,000	711,763
(r)Ω 1.120%, 12/06/23	AUD	1,000	719,775
(r) 0.840%, 01/16/25	AUD	1,000	714,943
Ω 2.800%, 08/16/21	AUD	1,000	717,401
2.550%, 11/23/21		2,700	2,763,901
Ω 3.300%, 03/07/22	AUD	1,000	732,045
2.625%, 05/19/22		250	258,973
Commonwealth Bank of Australia
Ω 2.750%, 03/10/22		4,974	5,138,399
Ω 2.750%, 03/10/22		200	206,610
Ω 0.500%, 07/11/22	EUR	2,500	2,951,171
National Australia Bank, Ltd.
2.800%, 01/10/22		3,000	3,086,647
Ω 0.875%, 01/20/22	EUR	1,700	2,008,990
2.500%, 05/22/22		1,635	1,691,334
Ω 0.350%, 09/07/22	EUR	1,600	1,883,873
National Australia Bank, Ltd. Floating Rate Note
(r) 1.010%, 09/26/23	AUD	6,000	4,301,469
(r)Ω 1.135%, 02/26/24	AUD	2,500	1,800,101
(r) 1.010%, 06/19/24	AUD	4,000	2,873,507
(r) 0.830%, 01/21/25	AUD	600	429,144
Westpac Banking Corp.
2.100%, 05/13/21		461	465,450
2.800%, 01/11/22		11,749	12,105,582
Ω 0.250%, 01/17/22	EUR	450	527,719
Westpac Banking Corp. Floating Rate Note
(r)Ω 0.920%, 03/06/23	AUD	500	356,453
(r)Ω 1.200%, 04/24/24	AUD	500	361,517
(r)Ω 0.980%, 08/16/24	AUD	1,000	717,967

TOTAL AUSTRALIA			59,677,924

	Face Amount^		Value†
	(000)
BELGIUM — (1.2%)
Anheuser-Busch InBev SA
Ω 0.800%, 04/20/23	EUR	1,700	$2,029,213
Dexia Credit Local SA
Ω 0.250%, 06/02/22	EUR	350	412,670
Ω 0.750%, 01/25/23	EUR	7,750	9,274,651
Ω 0.250%, 06/01/23	EUR	5,400	6,411,157

TOTAL BELGIUM			18,127,691

CANADA — (13.1%)
Alimentation Couche-Tard, Inc.
Ω 2.700%, 07/26/22		371	383,020
Bank of Montreal Floating Rate Note
Bank of Montreal Floating Rate Note
(r) 1.041%, 08/27/21		800	805,138
(r)Ω 1.010%, 10/06/22	AUD	3,500	2,489,548
(r)Ω 1.081%, 09/07/23	AUD	10,070	7,192,387
Bank of Nova Scotia Floating Rate Note
(r) 1.011%, 09/08/22	AUD	5,500	3,911,640
Canada Housing Trust No 1 Floating Rate Note
Canada Housing Trust No 1 Floating Rate Note
(r)Ω 0.455%, 03/15/24	CAD	9,000	6,780,365
(r)Ω 0.465%, 03/15/25	CAD	29,225	22,022,177
Canadian Imperial Bank of Commerce
2.900%, 09/14/21	CAD	3,000	2,300,653
Canadian Natural Resources, Ltd.
2.950%, 01/15/23		1,568	1,625,519
3.900%, 02/01/25		559	602,714
2.050%, 07/15/25		555	561,198
Enbridge, Inc.
2.900%, 07/15/22		6,010	6,225,795
Export Development Canada Floating Rate Note
(r)Ω 0.344%, 01/31/22	GBP	4,000	5,187,750
Province of Ontario Canada Floating Rate Note
Province of Ontario Canada Floating Rate Note
(r) 0.750%, 10/27/21	CAD	5,000	3,770,810
(r) 0.655%, 06/27/22	CAD	5,000	3,775,989
(r) 0.561%, 08/21/23	CAD	14,000	10,588,216

145

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CONTINUED

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Province of Quebec Canada Floating Rate Note
Province of Quebec Canada Floating Rate Note
(r) 1.043%, 10/19/23	CAD	14,000	$10,733,018
(r) 0.905%, 10/13/24	CAD	37,775	28,954,028
Rogers Communications, Inc.
# 4.100%, 10/01/23		3,000	3,283,387
Royal Bank of Canada Floating Rate Note
(r) 0.604%, 04/30/21		11,812	11,832,789
1.583%, 09/13/21	CAD	17,500	13,274,019
Ω 1.968%, 03/02/22	CAD	2,300	1,759,587
2.000%, 03/21/22	CAD	7,000	5,362,043
Suncor Energy, Inc.
3.100%, 05/15/25		2,000	2,135,627
Toronto-Dominion Bank (The)
2.500%, 12/14/20		11,681	11,714,654
1.994%, 03/23/22	CAD	16,300	12,486,023
3.005%, 05/30/23	CAD	5,000	3,977,708
Ω 0.625%, 07/20/23	EUR	7,300	8,689,617

TOTAL CANADA			192,425,419

FINLAND — (0.7%)
Kuntarahoitus Oyj Floating Rate Note
(r)Ω 0.330%, 02/17/21		5,000	5,000,828
Nordea Bank Abp
Ω 2.250%, 05/27/21		3,800	3,842,116
Ω 0.300%, 06/30/22	EUR	1,000	1,176,672

TOTAL FINLAND			10,019,616

FRANCE — (2.5%)
Agence Francaise de Developpement EPIC Floating Rate Note
(r)Ω 0.368%, 06/07/21		3,000	3,000,930
Agence Francaise de Developpement EPIC
Ω 0.500%, 10/25/22	EUR	500	593,633
BNP Paribas SA
Ω 2,950%, 05/23/22		2,500	2,593,250
BPCE SA
2.650%, 02/03/21		1,300	1,307,608
Ω 2.375%, 01/14/25		2,200	2,298,394
Credit Agricole SA
Ω 3.375%, 01/10/22		2,000	2,064,872
Pernod Ricard SA
Ω 5.750%, 04/07/21		2,450	2,504,767
Sanofi
Ω 0.500%, 03/21/23	EUR	5,900	7,002,075
Ω 2.500%, 11/14/23	EUR	3,500	4,403,396

	Face Amount^		Value†
	(000)
FRANCE — (Continued)
Societe Generale SA
#Ω 3.250%, 01/12/22		2,000	$2,056,443
Ω 4.250%, 09/14/23		5,000	5,426,751
#Ω 2.625%, 10/16/24		1,700	1,767,979
Total Capital International SA
Ω 0.250%, 07/12/23	EUR	1,500	1,771,747

TOTAL FRANCE			36,791,845

GERMANY — (3.9%)
BMW Finance NV
Ω 0.625%, 10/06/23	EUR	2,200	2,622,043
BMW US Capital LLC Floating Rate Note
(r)Ω 0.754%, 08/13/21		5,463	5,473,601
BMW US Capital LLC
Ω 3.450%, 04/12/23		2,000	2,124,352
Daimler Finance North America LLC
Ω 2.850%, 01/06/22		3,000	3,073,599
Daimler Finance North America, LLC Floating Rate Note
(r)Ω 0.706%, 02/22/21		2,125	2,126,547
Deutsche Bahn Finance GMBH
Ω 4.375%, 09/23/21	EUR	850	1,031,390
Landwirtschaftliche Rentenbank Floating Rate Note
(r)Ω 0.501%, 06/03/21		4,806	4,812,680
NRW. Bank Floating Rate Note
NRW. Bank Floating Rate Note
(r)Ω 0.283%, 02/08/21		16,600	16,600,332
(r)Ω 0.308%, 03/05/21		12,600	12,601,285
Volkswagen Group of America Finance LLC Floating Rate Note
(r)Ω 1.024%, 11/13/20		2,890	2,890,565
Volkswagen Group of America Finance LLC
Ω 4.000%, 11/12/21		3,000	3,105,117

TOTAL GERMANY			56,461,511

IRELAND — (0.0%)
Perrigo Finance Unlimited Co.
3.900%, 12/15/24		500	539,066

146

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CONTINUED

	Face Amount^		Value†
	(000)
ITALY — (1.2%)
Enel Finance International NV
Ω 2.875%, 05/25/22		2,500	$2,578,362
Intesa Sanpaolo SpA
Ω 3.125%, 07/14/22		400	411,843
Ω 3.250%, 09/23/24		4,200	4,428,196
Republic of Italy Government International Bond
6.875%, 09/27/23		5,500	6,402,990
2.375%, 10/17/24		3,961	4,140,894

TOTAL ITALY			17,962,285

JAPAN — (5.1%)
American Honda Finance Corp. Floating Rate Note
American Honda Finance Corp. Floating Rate Note
(r) 0.467%, 02/12/21		3,000	3,001,701
(r) 0.599%, 11/05/21		1,000	1,002,421
American Honda Finance Corp.
0.550%, 03/17/23	EUR	3,000	3,550,426
Daiwa Securities Group, Inc.
Ω 3.129%, 04/19/22		1,770	1,827,248
Mitsubishi UFJ Financial Group, Inc.
# 2.950%, 03/01/21		2,905	2,930,435
2.190%, 09/13/21		1,104	1,120,819
3.407%, 03/07/24		1,000	1,082,475
2.193%, 02/25/25		8,500	8,910,164
Mizuho Financial Group, Inc. Floating Rate Note
(r) 1.389%, 09/13/21		1,786	1,801,756
Mizuho Financial Group, Inc.
2.953%, 02/28/22		5,000	5,165,851
Nomura Holdings, Inc.
2.648%, 01/16/25		600	632,408
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23		5,000	5,303,929
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r) 1.922%, 03/09/21		1,000	1,005,415
2.934%, 03/09/21		5,000	5,046,150
2.058%, 07/14/21		400	404,909
Total Capital Canada, Ltd.
Ω 1.125%, 03/18/22	EUR	5,000	5,939,063
Toyota Credit Canada, Inc.
Ω 2.020%, 02/28/22	CAD	8,500	6,496,825
2.350%, 07/18/22	CAD	3,000	2,313,488
2.700%, 01/25/23	CAD	4,000	3,125,572

	Face Amount^		Value†
	(000)
JAPAN — (Continued)
Toyota Finance Australia, Ltd.
Ω 0.000%, 04/09/21	EUR	738	$860,839
Toyota Motor Credit Corp.
1.900%, 04/08/21		5,500	5,538,775
Ω 1.000%, 09/10/21	EUR	1,800	2,118,734
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.510%, 10/07/21		2,000	2,004,172
Toyota Motor Finance Netherlands BV
Ω 0.250%, 01/10/22	EUR	1,000	1,171,417
Ω 0.625%, 09/26/23	EUR	1,500	1,789,234

TOTAL JAPAN			74,144,226

NETHERLANDS — (2.7%)
Allianz Finance II B.V.
Ω 3.500%, 02/14/22	EUR	1,000	1,222,008
Allianz Finance II BV Floating Rate Note
(r)Ω 0.020%, 12/07/20	EUR	1,000	1,165,146
Cooperatieve Rabobank UA
4.500%, 01/11/21		3,000	3,024,010
2.750%, 01/10/22		5,000	5,145,774
ING Bank NV
Ω 2.750%, 03/22/21		3,000	3,029,168
LeasePlan Corp. NV
Ω 2.875%, 10/24/24		1,000	1,032,472
Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω 0.253%, 11/10/20		6,500	6,500,131
Shell International Finance
BV
1.875%, 05/10/21		1,900	1,915,070
1.750%, 09/12/21		7,500	7,596,738
Ω 1.250%, 03/15/22	EUR	2,006	2,387,355
Ω 1.000%, 04/06/22	EUR	6,000	7,118,225

TOTAL NETHERLANDS			40,136,097

NORWAY — (0.3%)
Equinor ASA
Ω 5.625%, 03/11/21	EUR	800	951,342
Kommunalbanken A.S. Floating Rate Note
Kommunalbanken A.S. Floating Rate Note
(r)Ω 0.289%, 03/12/21		2,250	2,250,292
(r)Ω 0.289%, 03/12/21		1,200	1,200,155

TOTAL NORWAY			4,401,789

147

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CONTINUED

	Face Amount^		Value†
	(000)
SPAIN — (0.6%)
Banco Santander SA
3.848%, 04/12/23		2,000	$2,137,892
Santander Holdings USA, Inc.
3.700%, 03/28/22		780	808,420
3.400%, 01/18/23		3,650	3,831,880
Santander UK Group Holdings P.L.C.
2.875%, 08/05/21		750	763,427
Telefonica Emisiones SA
5.462%, 02/16/21		1,000	1,014,167

TOTAL SPAIN			8,555,786

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
Asian Development Bank Floating Rate Note
(r) 0.260%, 12/15/21		5,400	5,399,406
EUROFIMA Floating Rate Note
(r)Ω 0.370%, 11/15/21		11,350	11,351,929
Inter-American Development Bank Floating Rate Note
(r) 0.437%, 07/15/21		1,123	1,123,806
Inter-American Investment Corp. Floating Rate Note
(r)Ω 0.314%, 10/12/21		1,500	1,499,604
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.325%, 05/15/24	GBP	1,000	1,297,197

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			20,671,942

SWEDEN — (1.7%)
Kommuninvest I Sverige AB
Ω 1.000%, 11/13/23	SEK	27,410	3,169,063
Skandinaviska Enskilda Banken AB Floating Rate Note
(r)Ω 0.710%, 05/17/21		4,823	4,833,280
Svensk Exportkredit AB Floating Rate Note
(r)Ω 0.369%, 12/13/21		7,000	7,007,081
Svenska Handelsbanken AB
1.875%, 09/07/21		447	452,897
Swedbank AB
Ω 0.300%, 09/06/22	EUR	3,000	3,525,655
Ω 0.250%, 11/07/22	EUR	4,400	5,169,166

	Face Amount^		Value†
	(000)
SWEDEN — (Continued)
Ω 0.400%, 08/29/23	EUR	250	$295,312

TOTAL SWEDEN			24,452,454

SWITZERLAND — (0.9%)
Credit Suisse AG
3.000%, 10/29/21		480	492,916
Nestle Finance International, Ltd.
Ω 0.750%, 11/08/21	EUR	1,500	1,766,122
Nestle Holdings, Inc.
Ω 1.750%, 12/09/20	GBP	1,000	1,297,469
Novartis Finance SA
Ω 0.750%, 11/09/21	EUR	200	235,491
Ω 0.500%, 08/14/23	EUR	3,000	3,569,650
Ω 0.125%, 09/20/23	EUR	3,000	3,544,137
UBS Group AG Floating Rate Note
(r)Ω 2.004%, 04/14/21		2,850	2,871,187

TOTAL SWITZERLAND			13,776,972

UNITED KINGDOM — (2.6%)
AstraZeneca P.L.C.
2.375%, 11/16/20		5,071	5,075,107
Barclays P.L.C.
3.250%, 01/12/21		3,500	3,519,276
3.200%, 08/10/21		5,500	5,614,411
BP Capital Markets P.L.C. Floating Rate Note
(r) 1.107%, 09/16/21		137	137,819
Ω 1.117%, 01/25/24	EUR	3,000	3,628,544
3.814%, 02/10/24		709	776,021
CNH Industrial Capital LLC
4.375%, 04/05/22		3,000	3,146,973
HSBC Holdings P.L.C.
4.000%, 03/30/22		1,700	1,785,806
3.600%, 05/25/23		775	832,621
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	8,079,761
Lloyds Banking Group P.L.C.
3.100%, 07/06/21		1,156	1,177,471
3.000%, 01/11/22		2,500	2,569,175
Mead Johnson Nutrition Co.
3.000%, 11/15/20		700	700,619
Unilever Capital Corp.
4.250%, 02/10/21		1,200	1,213,103

TOTAL UNITED KINGDOM			38,256,707

UNITED STATES — (39.3%)
3M Co.
Ω 1.875%, 11/15/21	EUR	2,600	3,098,384
AbbVie, Inc.
Ω 3.450%, 03/15/22		7,800	8,072,941

148

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CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Ω 3.250%, 10/01/22		2,300	$2,403,044
2.900%, 11/06/22		1,000	1,047,100
Aetna, Inc.
2.750%, 11/15/22		825	856,071
Agilent Technologies, Inc.
3.200%, 10/01/22		2,000	2,087,180
Albemarle Corp.
4.150%, 12/01/24		600	654,096
Altria Group, Inc.
4.750%, 05/05/21		500	511,433
4.000%, 01/31/24		6,000	6,576,672
American Express Co.
2.500%, 08/01/22		7,383	7,640,007
American International Group, Inc.
6.400%, 12/15/20		2,475	2,492,276
3.300%, 03/01/21		500	503,686
AmerisourceBergen Corp.
3.400%, 05/15/24		4,000	4,338,128
Anthem, Inc.
3.125%, 05/15/22		1,907	1,985,310
3.300%, 01/15/23		825	874,034
Aon P.L.C.
3.500%, 06/14/24		200	217,812
Apple, Inc. Floating Rate Note
Apple, Inc. Floating Rate Note
(r) 1.386%, 02/23/21		496	497,729
(r) 0.743%, 02/09/22		3,800	3,822,685
Apple, Inc.
1.000%, 11/10/22	EUR	2,700	3,230,219
Arrow Electronics, Inc.
3.250%, 09/08/24		1,400	1,512,220
Assurant, Inc.
4.000%, 03/15/23		3,000	3,183,884
AT&T, Inc.
3.000%, 06/30/22		620	643,502
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,052,491
AutoZone, Inc.
3.700%, 04/15/22		750	779,044
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor, Inc.
2.773%, 12/15/22		3,000	3,135,788
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	650,448
Bank of America Corp.
3.300%, 01/11/23		500	530,195
Bayer U.S. Finance II LLC
#Ω 3.375%, 07/15/24		5,000	5,387,592

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	1,500	$1,776,796
0.750%, 03/16/23	EUR	600	712,814
Biogen, Inc.
3.625%, 09/15/22		4,500	4,761,088
BMW US Capital LLC
Ω 3.900%, 04/09/25		2,800	3,121,679
Boeing Co. (The)
2.800%, 03/01/23		1,000	1,019,421
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,710,359
3.650%, 03/15/25		1,697	1,863,028
4.100%, 04/13/25		3,536	3,962,092
Bristol-Myers Squibb Co.
2.750%, 02/15/23		5,500	5,780,989
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.000%, 01/15/22		5,000	5,134,832
Broadcom, Inc.
4.700%, 04/15/25		4,350	4,943,050
Brown & Brown, Inc.
4.200%, 09/15/24		428	474,155
Bunge, Ltd. Finance Corp.
3.000%, 09/25/22		3,000	3,119,334
4.350%, 03/15/24		5,034	5,537,230
1.630%, 08/17/25		400	402,947
Campbell Soup Co.
2.500%, 08/02/22		1,000	1,033,271
3.650%, 03/15/23		3,143	3,364,320
Capital One Financial Corp.
3.200%, 01/30/23		6,000	6,325,094
3.200%, 02/05/25		1,900	2,051,161
Caterpillar Financial Services Corp. Floating Rate Note
Caterpillar Financial Services Corp. Floating Rate Note
(r) 0.480%, 03/15/21		4,000	4,003,512
(r) 0.528%, 09/07/21		1,319	1,321,635
Caterpillar Financial Services Corp.
2.625%, 03/01/23		500	525,910
Chevron Corp.
2.419%, 11/17/20		800	800,660
# 2.498%, 03/03/22		4,680	4,806,988
Chubb INA Holdings, Inc.
2.300%, 11/03/20		425	425,000
Church & Dwight Co., Inc.
# 2.875%, 10/01/22		1,000	1,045,851
Cigna Corp.
3.750%, 07/15/23		2,000	2,164,575
Cisco Systems, Inc.
1.850%, 09/20/21		4,700	4,760,017

149

DFA SHORT-DURATION REAL RETRUN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Citigroup, Inc.
4.500%, 01/14/22	115	$120,561
3.875%, 10/25/23	530	580,852
Citizens Bank N.A.
3.700%, 03/29/23	8,178	8,770,834
CMS Energy Corp.
5.050%, 03/15/22	2,549	2,674,949
CNA Financial Corp.
3.950%, 05/15/24	3,000	3,311,678
CNH Industrial Capital LLC
# 4.200%, 01/15/24	210	227,294
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,159	1,372,750
Conagra Brands, Inc.
3.200%, 01/25/23	2,075	2,180,186
Constellation Brands, Inc.
2.700%, 05/09/22	7,000	7,212,179
3.200%, 02/15/23	1,706	1,799,457
Cox Communications, Inc.
Ω 3.250%, 12/15/22	975	1,026,697
CVS Health Corp.
2.125%, 06/01/21	500	504,331
3.500%, 07/20/22	2,500	2,616,950
2.750%, 12/01/22	2,500	2,603,071
Daimler Finance North America LLC
Ω 3.300%, 05/19/25	2,231	2,432,829
Discover Financial Services
3.750%, 03/04/25	250	272,660
Discovery Communications LLC
3.450%, 03/15/25	200	218,277
Dollar General Corp.
# 3.250%, 04/15/23	2,320	2,459,755
Dollar Tree, Inc.
3.700%, 05/15/23	8,393	8,999,562
Dominion Energy Gas Holdings LLC Floating Rate Note
(r) 0.850%, 06/15/21	4,500	4,513,968
DTE Energy Co.
3.300%, 06/15/22	503	522,402
Duke Energy Corp.
2.400%, 08/15/22	1,357	1,401,478
DuPont de Nemours, Inc.
2.169%, 05/01/23	9,200	9,299,915
DXC Technology Co.
4.125%, 04/15/25	6,000	6,459,727
E*TRADE Financial Corp.
2.950%, 08/24/22	8,280	8,617,537

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
eBay, Inc.
2.750%, 01/30/23	417	$435,944
Edison International
# 2.400%, 09/15/22	300	304,525
# 2.950%, 03/15/23	2,998	3,092,033
4.950%, 04/15/25	4,500	4,976,540
Electronic Arts, Inc.
3.700%, 03/01/21	2,000	2,016,339
Enel Finance International N.V.
Ω 4.250%, 09/14/23	1,000	1,093,725
Enterprise Products
3.350%, 03/15/23	1,200	1,270,694
Equifax, Inc.
3.950%, 06/15/23	5,000	5,401,423
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	1,000	1,097,857
Exelon Generation Co. LLC
3.250%, 06/01/25	4,000	4,350,728
Exxon Mobil Corp.
# 2.397%, 03/06/22	11,161	11,436,353
FedEx Corp.
3.200%, 02/01/25	300	329,109
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25	1,000	1,145,330
Fifth Third Bancorp
3.500%, 03/15/22	2,000	2,075,263
Flex, Ltd.
# 5.000%, 02/15/23	8,000	8,709,664
Franklin Resources, Inc.
2.850%, 03/30/25	1,700	1,846,403
GE Capital Funding LLC
Ω 3.450%, 05/15/25	3,125	3,339,241
GE Capital International Funding Co., Unlimited Co.
2.342%, 11/15/20	4,303	4,305,840
General Mills, Inc. Floating Rate Note
(r) 0.770%, 04/16/21	5,479	5,487,933
3.150%, 12/15/21	500	511,808
2.600%, 10/12/22	4,385	4,560,285
General Motors Financial Co., Inc.
3.200%, 07/06/21	3,200	3,243,198
3.250%, 01/05/23	500	518,357
2.750%, 06/20/25	6,300	6,502,372
Glencore Funding LLC
Ω 4.625%, 04/29/24	9,283	10,182,600
Global Payments, Inc.
3.750%, 06/01/23	4,480	4,793,160
2.650%, 02/15/25	2,500	2,645,060

150

DFA SHORT-DURATION REAL RETRUN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21		400	$414,330
5.750%, 01/24/22		5,500	5,854,619
3.625%, 01/22/23		205	218,709
3.750%, 05/22/25		1,500	1,667,172
Halliburton Co.
3.500%, 08/01/23		500	527,586
Harley-Davidson Financial Services, Inc.
Ω 2.850%, 01/15/21		500	501,211
Ω 3.550%, 05/21/21		1,000	1,014,166
Ω 2.550%, 06/09/22		2,924	2,980,851
Ω 3.350%, 02/15/23		500	518,653
Hewlett Packard Enterprise Co. Floating Rate Note
(r) 0.929%, 03/12/21		500	500,823
4.450%, 10/02/23		1,000	1,104,621
4.650%, 10/01/24		6,100	6,884,787
HP, Inc.
2.200%, 06/17/25		5,500	5,756,832
IBM Credit LLC Floating Rate Note
IBM Credit LLC Floating Rate Note
(r) 0.478%, 01/20/21		7,200	7,203,867
(r) 0.409%, 02/05/21		1,000	1,000,322
International Business Machines Corp.
0.375%, 01/31/23	EUR	1,000	1,180,524
JM Smucker Co. (The)
3.500%, 03/15/25		1,000	1,116,914
JPMorgan Chase & Co.
3.250%, 09/23/22		2,422	2,555,307
Kellogg Co.
4.000%, 12/15/20		162	162,697
Kroger Co. (The)
3.400%, 04/15/22		1,000	1,036,971
2.800%, 08/01/22		500	518,739
L3Harris Technologies, Inc.
# 4.950%, 02/15/21		701	703,320
Laboratory Corp. of America Holdings
3.200%, 02/01/22		1,500	1,550,534
4.000%, 11/01/23		5,000	5,447,628
Las Vegas Sands Corp.
3.200%, 08/08/24		1,000	1,011,410
Lazard Group LLC
3.750%, 02/13/25		1,000	1,085,217
Liberty Mutual Group, Inc.
Ω 5.000%, 06/01/21		2,900	2,976,950
LyondellBasell Industries NV
6.000%, 11/15/21		3,853	4,012,154

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
5.750%, 04/15/24	440	$502,132
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	1,500	1,629,358
Marathon Petroleum Corp.
4.500%, 05/01/23	5,810	6,244,872
4.700%, 05/01/25	2,000	2,219,836
Marsh & McLennan Cos., Inc.
2.750%, 01/30/22	1,500	1,542,140
McKesson Corp.
2.700%, 12/15/22	2,451	2,546,372
2.850%, 03/15/23	1,220	1,273,204
Micron Technology, Inc.
2.497%, 04/24/23	550	572,216
Microsoft Corp.
2.375%, 02/12/22	14,000	14,363,760
2.650%, 11/03/22	5,950	6,207,751
Mondelez International Holdings Netherlands BV
Ω 2.000%, 10/28/21	2,258	2,290,636
Morgan Stanley
3.125%, 01/23/23	5,400	5,706,579
Mosaic Co. (The)
3.750%, 11/15/21	1,000	1,020,782
3.250%, 11/15/22	1,000	1,043,866
MPLX L.P.
4.875%, 12/01/24	1,330	1,489,350
Mylan, Inc.
4.200%, 11/29/23	200	218,996
National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r) 0.595%, 06/30/21	7,000	7,016,590
NetApp, Inc.
3.250%, 12/15/22	2,000	2,090,767
Newmont Corp.
3.625%, 06/09/21	398	403,465
Nucor Corp.
2.000%, 06/01/25	2,000	2,090,665
NVIDIA Corp.
2.200%, 09/16/21	575	583,503
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.625%, 05/01/22	7,335	7,672,425
ONEOK Partners L.P.
# 5.000%, 09/15/23	922	993,885
ONEOK, Inc.
4.250%, 02/01/22	2,605	2,685,345
Oracle Corp.
2.500%, 10/15/22	2,000	2,084,264
PACCAR Financial Corp.
2.650%, 05/10/22	4,750	4,916,198

151

DFA SHORT-DURATION REAL RETRUN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω 3.375%, 02/01/22		1,605	$1,654,515
Ω 4.250%, 01/17/23		822	884,491
Ω 4.125%, 08/01/23		700	759,699
Pfizer, Inc.
0.250%, 03/06/22	EUR	4,500	5,277,979
Philip Morris International, Inc.
2.375%, 08/ 17/22		200	206,862
Phillips 66
4.300%, 04/01/22		990	1,039,899
Phillips 66 Partners L.P.
2.450%, 12/15/24		3,393	3,514,409
3.605%, 02/15/25		3,333	3,530,390
Principal Financial Group, Inc.
3.300%, 09/15/22		1,516	1,595,528
3.125%, 05/15/23		890	951,453
Procter & Gamble Co. (The)
Ω 4.125%, 12/07/20	EUR	400	467,726
Ω 2.000%, 08/16/22	EUR	1,600	1,942,271
Regions Financial Corp.
2.750%, 08/14/22		2,750	2,856,538
Reinsurance Group of
America, Inc.
# 4.700%, 09/15/23		4,600	5,088,467
Reynolds American, Inc.
4.450%, 06/12/25		1,500	1,694,307
Ross Stores, Inc.
4.600%, 04/15/25		1,000	1,154,509
Ryder System, Inc.
2.875%, 06/01/22		383	396,069
3.400%, 03/01/23		1,200	1,268,799
Santander Holdings USA, Inc.
3.500%, 06/07/24		1,550	1,669,070
Sempra Energy
4.050%, 12/01/23		735	801,715
Sherwin-Williams Co. (The)
2.750%, 06/01/22		207	213,757
Southern Power Co.
2.500%, 12/15/21		539	550,154
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,071,155
5.250%, 05/04/25		3,000	3,335,615
Steel Dynamics, Inc.
2.400%, 06/15/25		100	104,925
Stryker Corp.
2.625%, 03/15/21		2,378	2,393,084
Sunoco Logistics Partners Operations L.P.
3.450%, 01/15/23		740	757,439

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Sysco Corp.
3.550%, 03/15/25		5,567	$6,090,387
Thermo Fisher Scientific, Inc.
3.000%, 04/15/23		1,200	1,269,387
Truist Financial Corp.
2.900%, 03/03/21		3,000	3,020,238
2.050%, 05/10/21		731	736,713
2.750%, 04/01/22		1,090	1,125,012
Tyson Foods, Inc.
4.500%, 06/15/22		2,000	2,109,534
United Parcel Service, Inc.
2.450%, 10/01/22		300	312,411
# 3.900%, 04/01/25		2,000	2,269,085
UnitedHealth Group, Inc.
2.125%, 03/15/21		2,000	2,013,640
Valero Energy Corp.
2.850%, 04/15/25		2,200	2,253,282
Ventas Realty L.P.
2.650%, 01/15/25		800	844,191
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	1,109,764
VF Corp.
2.400%, 04/23/25		5,700	6,055,743
ViacomCBS, Inc.
3.500%, 01/15/25		100	109,170
4.750%, 05/15/25		6,900	7,918,457
Volkswagen Group of America Finance LLC
#Ω 2.850%, 09/26/24		500	531,746
Walgreen Co.
3.100%, 09/15/22		1,500	1,573,888
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		500	512,542
Walmart, Inc. Floating Rate Note
(r) 0.453%, 06/23/21		4,880	4,887,885
Waste Management, Inc.
2.400%, 05/15/23		200	208,564
Wells Fargo & Co.
2.094%, 04/25/22	CAD	1,000	764,010
2.625%, 07/22/22		999	1,034,804
Wells Fargo Bank NA Floating Rate Note
(r) 0.726%, 10/22/21		8,000	8,031,940
Whirlpool Corp.
3.700%, 03/01/23		2,170	2,312,672
Williams Cos, Inc. (The)
3.900%, 01/15/25		2,161	2,342,895
Williams Cos., Inc. (The)
3.700%, 01/15/23		3,190	3,359,616
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/22		950	980,428

152

DFA SHORT-DURATION REAL RETRUN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
3.550%,04/01/25	800	$880,672
Zoetis, Inc.
3.250%,02/01/23	2,976	3,135,844

TOTAL UNITED STATES		575,494,678

TOTAL BONDS		1,191,896,008

U.S. TREASURY OBLIGATIONS — (11.7%)
Treasury Inflation Protected Security
~± 0.125%,04/15/21	11,400	12,488,332
U.S. Treasury Notes
#(r) 0.320%,07/31/21	72,000	72,102,255
(r) 0.400%,10/31/21	29,500	29,583,711
(r) 0.214%,04/30/22	51,000	51,053,434
(r) 0.155%,07/31/22	6,000	5,999,735

TOTAL U.S. TREASURY OBLIGATIONS		171,227,467

TOTAL INVESTMENT SECURITIES (Cost $1,338,950,896)		1,363,123,475

	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (1.6%)
AstraZeneca P.L.C.
Ω 1.850%, 12/11/20	4,000	$3,998,301
Campbell Soup Company
Ω 0.850%, 03/01/21	5,500	5,493,066
Intesa Sanpaolo Funding LLC
0.840%, 12/07/20	5,000	4,997,293
Natwest Markets P.L.C.
Ω 0.870%, 11/02/20	500	499,994
Ω 1.021%, 01/15/21	5,000	4,998,235
Walt Disney Co. (The)
Ω 0.700%, 04/30/21	2,500	2,495,968

TOTAL COMMERCIAL PAPER (Cost $22,452,816)		22,482,857

	Shares
SECURITIES LENDING COLLATERAL — (5.4%)
@§ The DFA Short Term Investment Fund	6,860,229	79,379,706

TOTAL INVESTMENTS — (100.0%) (Cost $1,440,788,815)		$1,464,986,038

As of October 31, 2020, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 4,332,374	AUD 6,127,967	Bank of New York Mellon Corp.	11/10/20	$24,841
USD 19,730,129	AUD 27,695,501	Citibank, N.A.	11/10/20	262,123
USD 45,088,280	EUR 38,236,307	Citibank, N.A.	01/14/21	476,707
USD 14,774,684	CAD 19,552,893	Bank of New York Mellon Corp.	01/15/21	92,811
USD 22,847,165	SEK 54,246,239	Citibank, N.A.	01/15/21	190,815
USD 45,472,692	EUR 38,429,392	Citibank, N.A.	01/20/21	630,000
USD 45,592,520	EUR 38,405,952	Citibank, N.A.	01/22/21	775,234

Total Appreciation				$2,452,531
USD 104,223,938	CAD139,490,567	Citibank, N.A.	11/05/20	$(476,476)
USD 5,735,548	AUD8,160,040	Citibank, N.A.	11/10/20	(390)
USD 7,775,405	GBP6,026,902	Citibank, N.A.	11/30/20	(33,749)

Total (Depreciation)				$(510,615)

Total Appreciation (Depreciation)				$1,941,916

153

DFA SHORT-DURATION REAL RETRUN PORTFOLIO

CONTINUED

As of October 31, 2020, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	1.633% Fixed	CPI	Maturity	USD 27,000,000	04/14/21	—	—	$395,120	$395,120
Bank of America Corp	1.598% Fixed	CPI	Maturity	USD 42,000,000	07/23/23	—	—	397,495	397,495
Bank of America Corp	1.525% Fixed	CPI	Maturity	USD 43,000,000	08/31/21	—	—	511,629	511,629
Bank of America Corp	1.310% Fixed	CPI	Maturity	USD 38,000,000	06/24/24	—	—	801,569	801,569
Bank of America Corp	0.995% Fixed	CPI	Maturity	USD 48,000,000	03/04/21	—	—	8,583	8,583
Bank of America Corp	0.165% Fixed	CPI	Maturity	USD 30,000,000	06/03/21	—	—	381,742	381,742
Citibank, N.A	1.365% Fixed	CPI	Maturity	USD 60,000,000	07/06/21	—	—	514,734	514,734
Citibank, N.A	1.303% Fixed	CPI	Maturity	USD 25,000,000	06/22/25	—	—	724,754	724,754
Citibank, N.A	1.213% Fixed	CPI	Maturity	USD 30,000,000	11/03/21	—	—	9,744	9,744
Citibank, N.A	0.675% Fixed	CPI	Maturity	USD 20,000,000	06/10/21	—	—	190,180	190,180
Citibank, N.A	0.530% Fixed	CPI	Maturity	USD 35,000,000	03/11/22	—	—	387,714	387,714
Citibank, N.A	0.058% Fixed	CPI	Maturity	USD 25,000,000	06/02/21	—	—	338,272	338,272
Deutsche Bank AG	1.645% Fixed	CPI	Maturity	USD 43,000,000	08/12/21	—	—	251,877	251,877
Deutsche Bank AG	1.540% Fixed	CPI	Maturity	USD 20,000,000	07/15/25	—	—	416,762	416,762
Deutsche Bank AG	1.518% Fixed	CPI	Maturity	USD 34,000,000	07/20/24	—	—	567,365	567,365

Total Appreciation								$5,897,540	$5,897,540
Bank of America Corp	2.340% Fixed	CPI	Maturity	USD 21,000,000	09/26/23	—	—	(905,185)	(905,185)
Bank of America Corp	2.254% Fixed	CPI	Maturity	USD 30,000,000	10/24/23	—	—	(1,132,170)	(1,132,170)
Bank of America Corp	2.228% Fixed	CPI	Maturity	USD 26,000,000	03/12/22	—	—	(714,997)	(714,997)
Bank of America Corp	2.208% Fixed	CPI	Maturity	USD 26,000,000	02/01/23	—	—	(808,601)	(808,601)
Bank of America Corp	1.628% Fixed	CPI	Maturity	USD 26,000,000	01/16/21	—	—	(119,205)	(119,205)
Bank of America Corp	1.325% Fixed	CPI	Maturity	USD 42,000,000	02/26/21	—	—	(118,023)	(118,023)
Citibank, N.A	2.318% Fixed	CPI	Maturity	USD 24,000,000	07/05/22	—	—	(818,544)	(818,544)
Citibank, N.A	2.196% Fixed	CPI	Maturity	USD 24,000,000	05/31/23	—	—	(786,345)	(786,345)
Citibank, N.A	2.190% Fixed	CPI	Maturity	USD 23,000,000	08/13/21	—	—	(549,120)	(549,120)
Citibank, N.A	2.182% Fixed	CPI	Maturity	USD 23,000,000	01/19/23	—	—	(669,568)	(669,568)
Citibank, N.A	2.149% Fixed	CPI	Maturity	USD 38,000,000	01/23/21	—	—	(424,226)	(424,226)
Citibank, N.A	2.144% Fixed	CPI	Maturity	USD 44,000,000	01/11/21	—	—	(463,502)	(463,502)
Citibank, N.A	2.041% Fixed	CPI	Maturity	USD 24,000,000	10/17/22	—	—	(382,149)	(382,149)
Citibank, N.A	2.009% Fixed	CPI	Maturity	USD 42,000,000	10/23/22	—	—	(609,098)	(609,098)
Citibank, N.A	1.998% Fixed	CPI	Maturity	USD 23,000,000	12/10/23	—	—	(553,598)	(553,598)
Citibank, N.A	1.879% Fixed	CPI	Maturity	USD 54,000,000	07/26/21	—	—	(264,808)	(264,808)
Citibank, N.A	1.849% Fixed	CPI	Maturity	USD 20,000,000	10/27/21	—	—	(65,776)	(65,776)
Citibank, N.A	1.640% Fixed	CPI	Maturity	USD 22,000,000	11/20/20	—	—	(64,078)	(64,078)
Citibank, N.A	1.630% Fixed	CPI	Maturity	USD 48,000,000	10/14/21	—	—	(118,735)	(118,735)
Citibank, N.A	1.533% Fixed	CPI	Maturity	USD 24,000,000	10/26/21	—	—	(57,404)	(57,404)
Citibank, N.A	1.269% Fixed	CPI	Maturity	USD 40,000,000	02/12/21	—	—	(80,724)	(80,724)
Deutsche Bank AG	2.333% Fixed	CPI	Maturity	USD 40,000,000	07/11/21	—	—	(1,062,214)	(1,062,214)
Deutsche Bank AG	2.289% Fixed	CPI	Maturity	USD 33,000,000	06/13/22	—	—	(1,054,843)	(1,054,843)

154

DFA SHORT-DURATION REAL RETRUN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.203% Fixed	CPI	Maturity	USD 31,000,000	10/25/22	—	—	$(941,731)	$(941,731)
Deutsche Bank AG	2.135% Fixed	CPI	Maturity	USD 30,000,000	04/05/21	—	—	(510,343)	(510,343)
Deutsche Bank AG	2.128% Fixed	CPI	Maturity	USD 34,000,000	11/15/22	—	—	(919,272)	(919,272)
Deutsche Bank AG	1.983% Fixed	CPI	Maturity	USD 32,000,000	05/12/22	—	—	(543,012)	(543,012)
Deutsche Bank AG	1.938% Fixed	CPI	Maturity	USD 25,000,000	09/08/22	—	—	(257,941)	(257,941)

Total (Depreciation)								$(14,995,212)	$(14,995,212)

Total Appreciation (Depreciation)								$(9,097,672)	$(9,097,672)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$59,677,924	—	$59,677,924
Belgium.	—	18,127,691	—	18,127,691
Canada.	—	192,425,419	—	192,425,419
Finland.	—	10,019,616	—	10,019,616
France.	—	36,791,845	—	36,791,845
Germany	—	56,461,511	—	56,461,511
Ireland.	—	539,066	—	539,066
Italy.	—	17,962,285	—	17,962,285
Japan.	—	74,144,226	—	74,144,226
Netherlands.	—	40,136,097	—	40,136,097
Norway.	—	4,401,789	—	4,401,789
Spain.	—	8,555,786	—	8,555,786
Supranational Organization Obligations	—	20,671,942	—	20,671,942
Sweden	—	24,452,454	—	24,452,454
Switzerland	—	13,776,972	—	13,776,972
United Kingdom.	—	38,256,707	—	38,256,707
United States	—	575,494,678	—	575,494,678
U.S. Treasury Obligations.	—	171,227,467	—	171,227,467
Commercial Paper.	—	22,482,857	—	22,482,857
Securities Lending Collateral	—	79,379,706	—	79,379,706
Forward Currency Contracts**	—	1,941,916	—	1,941,916
Swap Agreements**	—	(9,097,672)	—	(9,097,672)

TOTAL.	—	$1,457,830,282	—	$1,457,830,282

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

155

DFA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)

ALABAMA — (0.4%)
Alabama Highway Finance Corp. (RB) Series A
4.000%, 08/01/21	1,165	$1,197,375
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,480,896

TOTAL ALABAMA		3,678,271

ALASKA — (0.5%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	900	935,478
5.000%, 09/01/23	600	679,458
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,927,332

TOTAL ALASKA		4,542,268

ARIZONA — (0.9%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	900	928,584
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,314,760
City of Tucson (GO) Series A
5.000%, 07/01/22	500	539,430
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	695,714
Scottsdale Municipal Property Corp. (RB)
3.000%, 07/01/21	805	819,772

TOTAL ARIZONA		7,298,260

ARKANSAS — (0.9%)
Arkansas State (GO)
5.000%, 10/01/21	7,195	7,507,839

	Face Amount^	Value†
	(000)
CALIFORNIA — (4.6%)
California State (GO)
~ 5.000%, 08/01/26	9,000	$11,259,270
3.500%, 08/01/27	1,500	1,778,220
~ 5.000%, 08/01/27	4,000	5,136,760
California State (GO) Series B
5.000%, 09/01/25	3,140	3,828,948
City of Los Angeles (RN)
4.000%, 06/24/21	8,000	8,192,000
Los Angeles Unified School District/CA (GO) Series A
5.000%, 07/01/23	6,935	7,783,913
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,096,632

TOTAL CALIFORNIA		39,075,743

COLORADO — (4.9%)
City & County of Denver (GO) Series C
5.000%, 08/01/21	785	812,891
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,795,000
Colorado State (RN)
4.000%, 06/25/21	25,000	25,610,750
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	5,000	5,091,050
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	1,068,381
El Paso County School District No. 20 Academy (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	1,240	1,306,067
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,201,690
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,699,122

TOTAL COLORADO		41,584,951

156

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CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (0.1%)
City of Danbury (BAN)
2.000%, 07/15/21	1,000	$1,011,920

DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	1,000	1,063,610
New Castle County (GO)
5.000%, 10/01/23	2,275	2,589,360
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,567,537

TOTAL DELAWARE		5,220,507

DISTRICT OF COLUMBIA — (1.3%)
District of Columbia (GO) Series E
5.000%, 06/01/21	2,550	2,620,329
5.000%, 06/01/26	1,875	2,339,081
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,760,675

TOTAL DISTRICT OF COLUMBIA		10,720,085

FLORIDA — (3.0%)
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	6,232,250
Florida State (GO)
5.000%, 07/01/24	500	585,695
Florida State (GO) Series A
5.000%, 06/01/23	700	784,959
Florida State (GO) Series B
5.000%, 06/01/23	650	728,891
Florida State (GO) Series C
5.000%, 06/01/21	2,000	2,054,920
JEA Water & Sewer System Revenue (RB) Series A
¤ 4.500%, 10/01/37 (Pre-refunded @ $100, 4/1/21)	1,000	1,017,580
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	2,253,794
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	1,500	1,564,800

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School Board of Miami-Dade County (The) (RN)
1.500%, 02/25/21	6,000	$6,023,520
School District of Broward County (RN)
2.000%, 06/30/21	880	890,278
State of Florida (GO) Series B
5.000%, 06/01/25	3,000	3,628,170

TOTAL FLORIDA		25,764,857

GEORGIA — (2.3%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,505,640
~ 5.000%, 07/01/27	8,000	10,305,920
Georgia State (GO) Series C
5.000%, 10/01/21	1,000	1,043,580
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,753,568
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,797,819
Henry County (GO)
5.000%, 05/01/21	550	562,985
5.000%, 05/01/22	400	428,448

TOTAL GEORGIA		19,397,960

HAWAII — (0.9%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,443,711
5.000%, 10/01/25	450	551,291
Hawaii State (GO)
5.000%, 05/01/23	1,800	2,008,116
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	328,143
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,093,277
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,377,562
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	342,985

TOTAL HAWAII		8,145,085

157

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CONTINUED

	Face Amount^	Value†
	(000)
IOWA — (0.3%)
City of West Des Moines (GO) Series A
5.000%, 06/01/21	2,735	$2,810,431
KANSAS — (0.5%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	600	623,706
City of Merriam (GO)
5.000%, 10/01/25	200	245,346
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,526,083
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,889,445
TOTAL KANSAS		4,284,580

KENTUCKY — (0.7%)
Louisville & Jefferson County Metropolitan Government (GO)
5.000%, 12/01/25	3,800	4,656,330
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,645,320
TOTAL KENTUCKY		6,301,650

LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 07/15/22	250	269,953
5.000%, 08/01/23	1,100	1,241,086
Louisiana State (GO) Series D-2
5.000%, 12/01/21	600	630,456
TOTAL LOUISIANA		2,141,495

MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/23	495	555,078

MARYLAND — (8.8%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,456,360
Baltimore County (GO)
5.000%, 08/01/21	500	517,765
3.000%, 11/01/24	5,015	5,516,951

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	$704,824
County of Prince George’s MD (GO) Series B
4.000%, 07/15/22	1,000	1,063,930
Howard County (GO) Series A
5.000%, 02/15/28	3,000	3,915,540
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,620,640
5.000%, 02/15/25	8,390	10,065,063
Maryland State (GO) Series A
5.000%, 08/01/21	1,000	1,035,610
~ 5.000%, 03/15/28	7,000	9,160,270
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,966,749
Maryland State (GO) Series B
5.000%, 08/01/26	6,500	8,156,850
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,327,950
Montgomery County (GO) Series C
~ 5.000%, 10/01/27	6,655	8,613,367
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,151,820
Prince County George’s (GO) Series A
5.000%, 07/15/21	240	248,018
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	5,054,887
3.000%, 06/01/26	2,080	2,350,338
TOTAL MARYLAND		74,926,932

MASSACHUSETTS — (6.5%)
City of Beverly (BAN)
2.000%, 03/26/21	2,000	2,012,380
City of Quincy (GO)
2.000%, 01/15/21	10,000	10,035,400
City of Quincy (BAN)
2.000%, 06/11/21	5,000	5,053,150
City of Somerville (BAN) Series A
2.000%, 06/04/21	8,000	8,079,920

158

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series A
¤ 5.000%, 04/01/24 (Pre-refunded @ $100, 4/1/21)	1,500	$1,529,760
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	500	518,695
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,455,320
5.000%, 08/01/24	1,360	1,598,816
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,293,040
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,980,113
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	1,530	1,599,370
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	12,016,710
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,215,550
Town of Nantucket (BAN)
1.250%, 11/13/20	1,000	1,000,260
Town of Westport (BAN)
1.250%, 11/03/20	1,000	1,000,000

TOTAL MASSACHUSETTS		55,388,484

MICHIGAN — (0.6%)
Ann Arbor School District (GO) (Q-SBLF)
3.000%, 05/01/21	3,485	3,532,501
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,808,040

TOTAL MICHIGAN		5,340,541

	Face Amount^	Value†
	(000)
MINNESOTA — (3.7%)
City of Minneapolis (GO)
4.000%, 12/01/20	200	$200,588
Metropolitan Council (GO) Series A
5.000%, 03/01/21	1,700	1,726,316
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	7,232,625
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	8,537,200
~ 5.000%, 08/01/28	6,000	7,930,380
Minnesota State (GO) Series B
2.000%, 08/01/21	1,500	1,519,965
2.000%, 08/01/22	1,300	1,340,261
Minnesota State (GO) Series D
5.000%, 08/01/21	2,700	2,796,147

TOTAL MINNESOTA		31,283,482

MISSOURI — (0.6%)
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,776,675
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	2,183,797

TOTAL MISSOURI		4,960,472

NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,615,600
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,658,277
5.000%, 12/15/26	3,975	5,034,656
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	570	601,441

TOTAL NEBRASKA		10,909,974

NEVADA — (3.0%)
City of Henderson NV (GO)
5.000%, 06/01/21	600	616,374
Clark County (GO) Series B
5.000%, 11/01/24	8,665	10,236,224
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	13,954,185

159

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CONTINUED

	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series F
5.000%, 06/01/21	900	$924,021

TOTAL NEVADA		25,730,804

NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,271,980

NEW JERSEY — (2.2%)
Bergen County (BAN)
2.000%, 06/10/21	2,000	2,021,100
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,135,380
City of Jersey (GO) Series A
3.000%, 01/13/21	3,000	3,016,440
City of Jersey City (BAN) Series C AND D
2.000%, 06/17/21	2,000	2,021,720
Mercer County (BAN) Series A
2.000%, 06/10/21	3,000	3,031,380
Middlesex County (BAN)
2.000%, 06/03/21	5,000	5,051,200
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,000	1,031,300
Township of Parsippany-Troy Hills (GO)
2.000%, 09/15/21	1,515	1,535,816

TOTAL NEW JERSEY		18,844,336

NEW MEXICO — (1.1%)
New Mexico State (GO)
5.000%, 03/01/21	2,105	2,137,880
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,962,278

TOTAL NEW MEXICO		9,100,158

NEW YORK — (6.2%)
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,000	1,007,360

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/26	4,150	$5,109,895
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,709,722
City of New York (GO) Series J
5.000%, 08/01/22	650	701,331
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,007,080
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,007,490
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	593,305
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	2,500	2,649,700
5.000%, 02/15/24	700	804,160
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	17,569,300
New York State Dormitory Authority (RB) Series E-GROUP 1
5.000%, 03/15/27	7,000	8,784,650
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	8,458,922
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	724,234

TOTAL NEW YORK		53,127,149

NORTH CAROLINA — (2.7%)
City of Charlotte NC Water & Sewer System Revenue (RB)
5.000%, 07/01/21	1,800	1,856,556
Gaston County (GO)
5.000%, 02/01/26	2,500	3,090,600
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,436,404

160

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	650	$692,276
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre- refunded @ $100, 6/1/22)	985	1,058,629
Wake County (GO)
5.000%, 09/01/24	4,000	4,721,000
Wake County (GO) Series C
5.000%, 03/01/25	7,530	9,055,277

TOTAL NORTH CAROLINA		22,910,742

NORTH DAKOTA — (0.1%)
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	545	555,469

OHIO — (5.1%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB)
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,885,283
City of Columbus (GO)
4.000%, 08/15/25	3,500	4,103,015
City of Columbus (GO) Series 1
4.000%, 04/01/27	4,205	5,104,744
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,508,520
Franklin County (GO)
5.000%, 06/01/21	1,830	1,880,471
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,383,134
~ 5.000%, 09/01/28	2,500	3,294,900
Ohio State (GO) Series B
~ 5.000%, 09/01/27	9,300	11,982,492
5.000%, 09/15/27	3,500	4,513,880
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	752,437

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	$1,934,746

TOTAL OHIO		43,343,622

OKLAHOMA — (0.1%)
City of Tulsa (GO)
5.000%, 03/01/22	1,000	1,063,340

OREGON — (1.2%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	4,061,053
Clackamas County (GO)
3.000%, 06/01/21	1,000	1,016,040
3.000%, 06/01/22	470	490,492
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,005	1,128,233
Oregon State (GO)
5.000%, 06/01/22	540	580,543
Oregon State (GO) Series A
5.000%, 05/01/21	800	818,888
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,252,192

TOTAL OREGON		10,347,441

PENNSYLVANIA — (0.5%)
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	3,925	4,184,560

RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	600	649,248
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,348,034

TOTAL RHODE ISLAND		1,997,282

SOUTH CAROLINA — (2.0%)
Beaufort County (GO) (ST AID WITHHLDG)
4.000%, 03/01/22	640	672,058

161

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
City of Charleston Waterworks & Sewer System Revenue (RB)
¤ 5.000%, 01/01/41 (Pre-refunded @ $100, 1/1/21)	2,000	$2,015,540
Clemson University (RB) Series B
5.000%, 05/01/25	750	898,087
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	3,177,377
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	5,000	5,043,100
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,324,934
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,413,580

TOTAL SOUTH CAROLINA		17,544,676

TENNESSEE — (3.2%)
City of Kingsport (GO) Series A
5.000%, 09/01/21	510	530,150
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	5,000	5,157,100
5.000%, 01/01/26	5,000	6,175,400
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,546,850
Shelby County (GO)
5.000%, 04/01/25	5,000	6,018,800
Sullivan County (GO) Series A
5.000%, 04/01/21	1,000	1,019,380
Sumner County (GO)
5.000%, 06/01/21	650	667,927
5.000%, 12/01/21	900	946,287
Washington County (GO) Series A
4.000%, 06/01/26	1,705	2,026,086

TOTAL TENNESSEE		27,087,980

	Face Amount^	Value†
	(000)
TEXAS — (16.2%)
Bexar County (GO)
5.000%, 06/15/21	2,575	$2,650,808
City of Arlington (GO)
5.000%, 08/15/25	1,000	1,220,200
City of Dallas (GO)
5.000%, 02/15/22	1,000	1,059,350
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,809,100
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	245	255,699
City of Denton (GO)
2.000%, 02/15/21	3,130	3,145,775
2.000%, 02/15/22	1,000	1,022,800
City of Fort Worth (GO)
3.000%, 03/01/21	2,000	2,017,880
City of Frisco (GO) Series A
5.000%, 02/15/25	2,000	2,394,580
City of Garland (GO) Series A
5.000%, 02/15/24	400	460,500
City of Houston (RN)
5.000%, 06/30/21	4,000	4,125,400
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	6,288,200
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,425,520
City of San Antonio (GO)
4.000%, 02/01/21	1,490	1,503,633
5.000%, 02/01/21	1,000	1,011,600
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,980,291
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	948,626
5.000%, 02/01/26	2,850	3,516,615
City of Sugar Land (GO)
5.000%, 02/15/21	1,050	1,064,207
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	10,763,382

162

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	245	$250,307
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	800	810,800
Dallas County Community College District (GO)
5.000%, 02/15/21	2,155	2,183,597
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	1,675	1,711,280
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	3,567,066
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	250	257,373
4.000%, 08/15/22	325	346,733
Georgetown Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	3,405	3,441,331
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	295	298,983
5.000%, 02/15/27	3,000	3,795,840
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,451,157
Houston Independent School District (GO) (PSF-GTD)
3.000%, 02/15/21	1,000	1,007,840
5.000%, 02/15/22	2,000	2,122,180
5.000%, 02/15/27	1,000	1,268,810
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	500	518,655
McKinney Independent School District (GO)
5.000%, 02/15/21	1,300	1,317,628
North Texas Tollway Authority (RB) Series D
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	2,000	2,082,460

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	$3,459,790
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,566,270
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	530	537,012
Texas State (RN)
4.000%, 08/26/21	7,700	7,936,082
Texas State (GO)
~ 5.000%, 10/01/23	4,200	4,773,762
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	3,000	3,130,440
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	12,500	15,252,500
5.000%, 08/15/26	3,850	4,826,206

TOTAL TEXAS		138,578,268

UTAH — (0.7%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,423,222
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,121,640
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	700	717,234
4.000%, 07/01/22	1,015	1,077,524
Tooele County School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/22	650	698,263
Utah State (GO) Series B
5.000%, 07/01/21	620	639,567
Weber School District (GO) (SCH BD GTY)
5.000%, 06/15/21	650	668,928

TOTAL UTAH		6,346,378

VIRGINIA — (3.8%)
Arlington County (GO)
5.000%, 08/15/27	7,820	10,136,284

163

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	$5,244,318
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,388,201
City of Manassas (GO) (ST AID WITHHLDG) Series C
5.000%, 07/01/21	1,040	1,072,822
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/21	900	914,085
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/24	3,000	3,541,020
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	1,000	1,071,450
5.000%, 10/01/26	5,535	6,997,845
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	677,664
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	200	200,000

TOTAL VIRGINIA		32,243,689

WASHINGTON — (3.3%)
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,477,660
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,432,787
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	220	232,054
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	510	530,573
King County (GO) Series A
5.000%, 12/01/25	1,830	2,253,755
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	2,693,832
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	1,016,002

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	255	$265,371
5.000%, 12/01/22	2,080	2,283,778
Port of Seattle (GO)
5.000%, 06/01/21	3,150	3,236,499
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	200	210,196
Washington State (GO) Series A
5.000%, 08/01/21	500	517,765
5.000%, 08/01/26	1,480	1,851,524
Washington State (GO) Series C
5.000%, 02/01/25	1,930	2,306,659
Washington State (GO) Series R-2012C
4.000%, 07/01/21	150	153,744
Washington State (GO) Series R-2018C
~ 5.000%, 08/01/27	4,800	6,164,112

TOTAL WASHINGTON		28,626,311

WISCONSIN — (4.4%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	7,237,815
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,510	1,885,899
~ 5.000%, 04/01/28	9,990	12,755,132
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	701,292
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,788,324
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	243,774
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,106,425
Oregon School District (GO)
3.000%, 03/01/21	1,900	1,916,853
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,774,213

164

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CONTINUED

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series 2
5.000%, 11/01/20	800	$800,000
Wisconsin State (GO) Series A
5.000%, 05/01/21	990	1,013,324
Wisconsin State (GO) Series A
5.000%, 05/01/22	1,950	2,088,392

TOTAL WISCONSIN		37,311,443

TOTAL MUNICIPAL BONDS Cost ($ 813,398,528)		854,066,493

TOTAL INVESTMENTS — (100.0%) (Cost $ 813,398,528)		$854,066,493

As of October 31, 2020, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.743% Fixed	CPI	Maturity	USD 24,000,000	08/14/22	—	—	$75,475	$75,475
Bank of America Corp.	1.723% Fixed	CPI	Maturity	USD 8,000,000	08/18/22	—	—	23,571	23,571
Bank of America Corp.	1.715% Fixed	CPI	Maturity	USD 11,000,000	09/28/23	—	—	41,794	41,794
Bank of America Corp.	1.706% Fixed	CPI	Maturity	USD 11,000,000	06/14/22	—	—	70,932	70,932
Bank of America Corp.	1.680% Fixed	CPI	Maturity	USD 23,000,000	08/07/22	—	—	124,252	124,252
Bank of America Corp.	1.619% Fixed	CPI	Maturity	USD 12,000,000	10/14/22	—	—	19,101	19,101
Bank of America Corp.	1.610% Fixed	CPI	Maturity	USD 20,000,000	12/31/20	—	—	250,756	250,756
Bank of America Corp.	1.609% Fixed	CPI	Maturity	USD 17,000,000	06/24/21	—	—	219,401	219,401
Bank of America Corp.	1.548% Fixed	CPI	Maturity	USD 8,000,000	01/08/21	—	—	128,733	128,733
Bank of America Corp.	1.530% Fixed	CPI	Maturity	USD 19,000,000	12/24/20	—	—	315,311	315,311
Bank of America Corp.	1.033% Fixed	CPI	Maturity	USD 11,000,000	06/09/23	—	—	192,923	192,923
Citibank, N.A.	1.752% Fixed	CPI	Maturity	USD 17,000,000	05/20/23	—	—	84,747	84,747
Citibank, N.A.	1.698% Fixed	CPI	Maturity	USD 22,000,000	06/02/22	—	—	173,196	173,196
Citibank, N.A.	1.577% Fixed	CPI	Maturity	USD 10,000,000	11/18/21	—	—	73,377	73,377
Citibank, N.A.	1.558% Fixed	CPI	Maturity	USD 7,000,000	07/17/25	—	—	140,313	140,313
Citibank, N.A.	1.555% Fixed	CPI	Maturity	USD 10,000,000	12/11/20	—	—	148,703	148,703
Citibank, N.A.	1.535% Fixed	CPI	Maturity	USD 28,000,000	08/03/22	—	—	248,341	248,341
Citibank, N.A.	1.533% Fixed	CPI	Maturity	USD 10,000,000	11/10/20	—	—	125,997	125,997
Citibank, N.A.	1.481% Fixed	CPI	Maturity	USD 17,000,000	08/18/21	—	—	258,238	258,238
Citibank, N.A.	1.253% Fixed	CPI	Maturity	USD 12,000,000	02/11/22	—	—	375,121	375,121

165

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CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	0.680% Fixed	CPI	Maturity	USD 25,000,000	05/22/23	—	—	$585,157	$585,157
Citibank, N.A.	0.485% Fixed	CPI	Maturity	USD 11,000,000	05/28/22	—	—	195,529	195,529

Total Appreciation								$3,870,968	$3,870,968
Bank of America Corp.	2.373% Fixed	CPI	Maturity	USD 18,000,000	07/13/26	—	—	(1,038,217)	(1,038,217)
Bank of America Corp.	2.349% Fixed	CPI	Maturity	USD 14,000,000	08/13/27	—	—	(831,372)	(831,372)
Bank of America Corp.	2.349% Fixed	CPI	Maturity	USD 14,000,000	09/20/26	—	—	(782,825)	(782,825)
Bank of America Corp.	2.327% Fixed	CPI	Maturity	USD 17,000,000	07/30/24	—	—	(805,268)	(805,268)
Bank of America Corp.	2.243% Fixed	CPI	Maturity	USD 15,000,000	11/01/27	—	—	(690,666)	(690,666)
Bank of America Corp.	2.195% Fixed	CPI	Maturity	USD 15,000,000	01/09/24	—	—	(534,191)	(534,191)
Bank of America Corp.	2.192% Fixed	CPI	Maturity	USD 14,000,000	03/29/25	—	—	(576,726)	(576,726)
Bank of America Corp.	2.186% Fixed	CPI	Maturity	USD 20,000,000	11/20/25	—	—	(760,349)	(760,349)
Bank of America Corp.	2.177% Fixed	CPI	Maturity	USD 11,000,000	09/20/27	—	—	(363,811)	(363,811)
Bank of America Corp.	2.149% Fixed	CPI	Maturity	USD 14,000,000	08/10/27	—	—	(441,788)	(441,788)
Bank of America Corp.	2.064% Fixed	CPI	Maturity	USD 13,000,000	10/24/24	—	—	(278,741)	(278,741)
Bank of America Corp.	2.029% Fixed	CPI	Maturity	USD 15,000,000	05/24/25	—	—	(340,883)	(340,883)
Bank of America Corp.	2.004% Fixed	CPI	Maturity	USD 14,000,000	06/13/25	—	—	(272,807)	(272,807)
Bank of America Corp.	1.971% Fixed	CPI	Maturity	USD 25,000,000	02/21/25	—	—	(478,876)	(478,876)
Bank of America Corp.	1.902% Fixed	CPI	Maturity	USD 25,000,000	07/14/22	—	—	(248,417)	(248,417)
Bank of America Corp.	0.022% Fixed	CPI	Maturity	USD 16,000,000	02/14/24	—	—	(577,159)	(577,159)
Citibank, N.A.	2.367% Fixed	CPI	Maturity	USD 10,000,000	05/04/28	—	—	(642,766)	(642,766)
Citibank, N.A.	2.171% Fixed	CPI	Maturity	USD 11,000,000	04/07/24	—	—	(410,528)	(410,528)
Citibank, N.A.	2.148% Fixed	CPI	Maturity	USD 19,000,000	01/04/24	—	—	(575,880)	(575,880)
Citibank, N.A.	2.141% Fixed	CPI	Maturity	USD 17,000,000	04/16/28	—	—	(501,504)	(501,504)
Citibank, N.A.	2.114% Fixed	CPI	Maturity	USD 14,000,000	12/19/23	—	—	(403,091)	(403,091)
Citibank, N.A.	2.112% Fixed	CPI	Maturity	USD 11,000,000	05/02/24	—	—	(355,217)	(355,217)
Citibank, N.A.	2.112% Fixed	CPI	Maturity	USD 27,000,000	12/21/24	—	—	(795,947)	(795,947)
Citibank, N.A.	2.102% Fixed	CPI	Maturity	USD 11,000,000	11/21/26	—	—	(316,756)	(316,756)
Citibank, N.A.	2.100% Fixed	CPI	Maturity	USD 18,000,000	12/11/25	—	—	(530,462)	(530,462)
Citibank, N.A.	2.087% Fixed	CPI	Maturity	USD 23,000,000	12/29/22	—	—	(535,275)	(535,275)
Citibank, N.A.	2.005% Fixed	CPI	Maturity	USD 12,000,000	11/09/25	—	—	(217,436)	(217,436)
Citibank, N.A.	1.986% Fixed	CPI	Maturity	USD 20,000,000	07/24/23	—	—	(327,343)	(327,343)
Citibank, N.A.	1.789% Fixed	CPI	Maturity	USD 21,000,000	03/31/24	—	—	(458)	(458)
Citibank, N.A.	1.678% Fixed	CPI	Maturity	USD 15,000,000	06/17/23	—	—	(113,639)	(113,639)
Citibank, N.A.	1.675% Fixed	CPI	Maturity	USD 20,000,000	09/03/24	—	—	(84,852)	(84,852)
Citibank, N.A.	1.455% Fixed	CPI	Maturity	USD 20,000,000	01/30/22	—	—	(138,852)	(138,852)

Total (Depreciation)								$(14,972,102)	$(14,972,102)

Total Appreciation (Depreciation)								$(11,101,134)	$(11,101,134)

166

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$854,066,493	—	$854,066,493
Swap Agreements**	—	(11,101,134)	—	(11,101,134)

TOTAL	—	$842,965,359	—	$842,965,359

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

167

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)

CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$279,298
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	308,040
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	113,062
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	500	521,460
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	1,320	1,376,654
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,585,386
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	280,158
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	899,413
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	154,673
Burbank Unified School District (GO)
5.000%, 08/01/24	565	658,920
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	359,433
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	132,193

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	2,000	$2,127,420
California State (GO)
5.000%, 09/01/21	500	519,540
5.000%, 11/01/21	1,000	1,046,940
5.000%, 08/01/23	585	660,032
5.000%, 10/01/25	1,700	2,078,930
California State (GO)
~ 5.000%, 08/01/26	4,920	6,155,067
4.000%, 11/01/26	1,735	2,082,226
3.500%, 08/01/27	2,835	3,360,836
~ 5.000%, 08/01/27	4,200	5,393,598
5.000%, 11/01/27	200	258,450
5.000%, 08/01/28	730	957,161
California State (GO) Series B
5.000%, 09/01/26	2,015	2,526,185
California State (GO) (AMBAC)
5.000%, 02/01/27	625	792,206
California State Department of Water Resources (RB)
3.000%, 12/01/20	325	325,705
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,838,940
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	923,467
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	1,794,913
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	1,015,756
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,357,962

168

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series
4.000%, 11/01/21	1,210	$1,255,907
California State University (RB) Series A
5.000%, 11/01/20	570	570,000
5.000%, 11/01/21	250	261,968
5.000%, 11/01/23	375	427,804
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	214,332
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	390,823
City & County of San Francisco (GO) Series
5.000%, 06/15/21	1,195	1,230,480
5.000%, 06/15/22	200	215,486
5.000%, 06/15/24	800	934,544
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	257,423
City of Berkeley (RN)
1.750%, 07/27/21	1,500	1,517,430
City of Grover Beach (GO)
5.000%, 09/01/22	390	424,059
5.000%, 09/01/26	345	435,914
5.000%, 09/01/27	445	577,833
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	2,000	2,011,100
City of Los Angeles (RN)
4.000%, 06/24/21	2,400	2,457,600
City of Pacifica COP
5.000%, 01/01/24	250	287,375
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,245,112
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	324,079
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	250	250,000
5.000%, 11/01/23	645	735,403
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	270,536

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/26	150	$190,052
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	343,009
5.000%, 09/01/22	1,000	1,086,760
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	243,895
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	414,276
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	630,068
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,168,467
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	557,819
Desert Community College District (GO)
3.000%, 08/01/21	1,350	1,378,107
4.000%, 08/01/22	200	213,192
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	420,720
Dixie School District (GO)
5.000%, 08/01/21	500	517,845
Dublin-San Ramon Services District Water Revenue (RB)
¤ 5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)	1,425	1,443,696
El Monte Union High School District (GO)
5.000%, 06/01/24	250	289,280
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
~ 5.000%, 07/01/24	400	469,836
Emery Unified School District (GO)
5.000%, 08/01/27	600	777,390
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	876,200

169

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Fresno County (RN)
5.000%, 06/30/21	3,000	$3,094,260
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	1,123,610
Grossmont Healthcare District (GO) Series B
¤ 6.125%, 07/15/40 (Pre-refunded @ $100, 7/15/21)	500	520,820
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	207,106
Hartnell Community College District (GO) Series
4.000%, 08/01/21	170	174,803
Kern High School District (GO) Series E
4.000%, 08/01/24	200	226,874
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	1,260	1,295,305
Los Angeles Community College District Series B-1
5.000%, 08/01/21	4,000	4,143,040
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	390,074
5.000%, 06/01/26	530	664,498
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @$100, 7/1/21)	1,000	1,031,690
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,724,784
5.000%, 07/01/24	600	702,834
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	693,131
Los Angeles County Schools (RN) Series A-
3.000%, 02/01/21	300	302,043
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	400	412,624
5.000%, 07/01/24	250	293,348

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	$376,519
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	420,750
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	502,388
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,290,510
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	500	515,645
5.000%, 07/01/24	425	494,628
5.000%, 07/01/26	1,085	1,341,483
5.000%, 07/01/27	480	607,949
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	221,648
Los Angeles Unified School District/CA Series D
5.000%, 07/01/21	1,350	1,392,241
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,096,632
Los Rios Community College District (GO) Series
4.000%, 08/01/21	1,945	1,999,946
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	300	316,692
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	482,524
5.000%, 12/01/26	265	336,192
5.000%, 12/01/27	385	501,597
Milpitas Unified School District (RN)
3.000%, 06/30/21	500	509,310
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	24,466
5.000%, 08/01/26	280	353,002
5.000%, 08/01/27	130	168,435

170

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	$143,151
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,201,112
5.000%, 11/01/23	750	852,953
5.000%, 11/01/24	425	502,065
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	258,865
New Haven Unified School District (GO)
5.000%, 08/01/26	150	188,235
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,065,960
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	322,787
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	141,142
Novato Sanitary District (RB)
5.000%, 02/01/22	340	360,274
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	213,264
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	441,308
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,293,623
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	800	837,840
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	239,636

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	$165,710
Otay Water District (RB)
5.000%, 09/01/22	740	804,624
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	240,927
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	320,159
Palomar Community College District (GO)
5.000%, 05/01/23	200	223,762
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	656,791
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,251,030
Peralta Community College District (GO) Series
5.000%, 08/01/21	1,000	1,034,310
Peralta Community College District (GO) Series A
5.000%, 08/01/21	585	605,071
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	231,656
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	288,308
Reed Union School District (GO)
4.000%, 08/01/26	250	301,313
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 Pre-refunded @
$100, 5/15/23)	530	591,676
¤ 5.250%, 05/15/27 (Pre-refunded @
$100, 5/15/23)	260	291,892
Riverside County (RN)
4.000%, 06/30/21	3,500	3,586,870
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	490,991

171

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Community College District (GO)
5.000%, 08/01/23	500	$565,310
5.000%, 08/01/26	1,660	2,094,937
¤ 5.000%, 08/01/4 (Pre-refunded @ $100, 8/1/21)	1,000	1,035,990
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,695,180
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,096,811
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	680	701,461
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	600	647,106
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	1,500	1,537,125
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	250,558
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	618,939
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	707,965
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,524,808
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,345,214
San Francisco Unified School District (GO)
5.000%, 06/15/21	2,045	2,105,450
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	788,502
5.000%, 06/15/26	880	1,100,572
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	281,361

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	315	$324,894
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	144,964
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	170	175,340
4.000%, 09/01/22	140	149,674
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	386,333
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	133,226
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	129,565
Santa Ana Community Redevelopment Agency Successor Agency
¤ 6.750%, 09/01/28 (Pre-refunded @ $100, 3/1/21)	250	255,380
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	501,508
Santa County Clara (GO) Series C
~ 5.000%, 08/01/26	1,100	1,386,792
Santa Monica-Malibu Unified School District
4.000%, 08/01/21	500	514,125
Santee School District (GO)
5.000%, 08/01/24	290	341,756
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	171,180
4.000%, 08/01/25	250	294,045
5.000%, 08/01/26	250	315,180
Sierra Joint Community College District
4.000%, 08/01/21	500	514,125
Southern California Public Power Authority (RB)
5.000%, 07/01/21	110	113,486

172

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	$294,045
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	490	513,790
State of California
5.000%, 10/01/22	500	544,950
Sylvan Union School District (GO)
5.000%, 08/01/26	620	781,646
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	464,858
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	126,072
University of California (RB) Series AF
5.000%, 05/15/22	750	804,608

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	$4,739,133
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,117,720
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	174,913
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	285,382

TOTAL MUNICIPAL BONDS Cost ($150,404,869)		156,096,529

TOTAL INVESTMENTS — (100.0%) (Cost $150,404,869)		$156,096,529

As of October 31, 2020, DFACalifornia Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America
Corp	0.870% Fixed	CPI	Maturity	USD	4,000,000	06/15/21	—	—	$35,631	$35,631
Bank of America
Corp	0.073% Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	184,879	184,879
Citibank, N.A	1.635% Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	49,326	49,326
Citibank, N.A	0.723% Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	165,582	165,582
Citibank, N.A	0.050% Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	113,719	113,719

Total Appreciation									$549,137	$549,137
Bank of America
Corp	2.367% Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(321,163)	(321,163)
Bank of America
Corp	2.317% Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	(245,175)	(245,175)
Bank of America
Corp	2.265% Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	(275,119)	(275,119)
Bank of America
Corp	2.065% Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	(259,673)	(259,673)
Bank of America
Corp	2.062% Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	(87,712)	(87,712)
Bank of America
Corp	2.057% Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	(241,108)	(241,108)
Bank of America
Corp	1.885% Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	(141,224)	(141,224)
Bank of America
Corp	1.495% Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	(38,271)	(38,271)
Bank of America

173

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CONTINUED

Counterparty	Payments made by Fund	Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Corp	1.210% Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	$(17,965)	$(17,965)
Citibank, N.A	2.312% Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(290,217)	(290,217)
Citibank, N.A	2.260 Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(335,936)	(335,936)
Citibank, N.A	2.160% Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	(192,173)	(192,173)
Citibank, N.A	2.143% Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	(174,364)	(174,364)
Citibank, N.A	2.054% Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	(182,555)	(182,555)
Citibank, N.A	1.986% Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	(116,935)	(116,935)
Citibank, N.A	1.808% Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	(41,762)	(41,762)
Citibank, N.A	1.676% Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	(109,522)	(109,522)
Citibank, N.A	1.475% Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	(29,751)	(29,751)

Total (Depreciation)									$(3,100,625)	$(3,100,625)

Total Appreciation (Depreciation)									$(2,551,488)	$(2,551,488)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$156,096,529	—	$156,096,529
Swap Agreements**	—	(2,551,488)	—	(2,551,488)

TOTAL.	—	$153,545,041	—	$153,545,041

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

174

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series A
5.000%, 08/01/21	1,000	$1,035,530
5.000%, 08/01/23	300	338,304

TOTAL ALABAMA		1,373,834

ALASKA — (0.3%)
Borough of Fairbanks North Star (GO) Series S
4.000%, 10/01/21	560	579,202
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	803,480

TOTAL ALASKA		1,382,682

ARIZONA — (0.6%)
City of Phoenix (GO)
4.000%, 07/01/21	500	512,480
City of Tucson (GO) Series
5.000%, 07/01/23	2,000	2,251,080
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	550	560,092

TOTAL ARIZONA		3,323,652

ARKANSAS — (0.5%)
Arkansas State (GO)
5.000%, 04/01/21	400	407,852
5.000%, 06/15/21	1,250	1,286,800
5.000%, 04/01/22	1,110	1,184,548

TOTAL ARKANSAS		2,879,200

CALIFORNIA — (1.9%)
California State (GO)
3.500%, 08/01/27	5,000	5,927,400
5.000%, 10/01/27	2,000	2,579,160
California State (GO) Series B
5.000%, 09/01/26	1,195	1,498,160
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	157,297

TOTAL CALIFORNIA		10,162,017

	Face Amount^	Value†
	(000)
COLORADO — (2.4%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	$1,148,850
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,337,216
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	5,099,230
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	652,900
Pueblo City Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	550	553,069
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,140	1,227,837
5.000%, 12/01/24	2,280	2,708,617

TOTAL COLORADO		12,727,719

CONNECTICUT — (0.1%)
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	549,610

DELAWARE — (0.6%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	914,620
Kent County (GO)
4.000%, 09/01/24	415	473,499
New Castle County (GO)
5.000%, 10/01/23	1,600	1,821,088

TOTAL DELAWARE		3,209,207

DISTRICT OF COLUMBIA — (0.7%)
District of Columbia (RB) Series
5.000%, 05/01/23	1,400	1,564,472

175

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CONTINUED

	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series
5.000%, 07/01/25	720	$867,751
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	1,000	1,270,270

TOTAL DISTRICT OF COLUMBIA		3,702,493

FLORIDA — (0.9%)
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	501,754
Florida State (GO) Series A
5.000%, 06/01/24	350	408,656
Florida State (GO) Series C
5.000%, 06/01/23	1,015	1,138,190
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	525	547,827
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,000	1,094,860
Palm Beach County (RB)
5.000%, 11/01/23	810	923,530

TOTAL FLORIDA		4,614,817

GEORGIA — (2.6%)
Georgia State (GO) Series A
5.000%, 07/01/26	1,200	1,505,640
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	2,537,300
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,819,315
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	5,222,777
Henry County (GO)
5.000%, 05/01/23	1,000	1,117,480
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,321,024

TOTAL GEORGIA		13,523,536

HAWAII — (2.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	170,491

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/25	725	$888,190
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,176,443
Hawaii State (GO) Series
5.000%, 04/01/24	2,975	3,443,176
Hawaii State (GO) Series EO
5.000%, 08/01/22	1,000	1,082,080
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,185,689
5.000%, 10/01/25	2,790	3,395,207

TOTAL HAWAII		11,341,276

INDIANA — (0.5%)
Indiana University (RB) Series A
5.000%, 06/01/21	2,755	2,830,983

IOWA — (0.6%)
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,587,547
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,500,709

TOTAL IOWA		3,088,256

KANSAS — (0.9%)
City of Merriam (GO)
5.000%, 10/01/25	800	981,384
City of Wichita (GO) Series
5.000%, 06/01/22	550	591,294
Johnson County (GO) Series B
5.000%, 09/01/22	650	706,017
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	283,417
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	853,395
Kansas State Department of Transportation (RB) Series
5.000%, 09/01/26	1,000	1,251,740

TOTAL KANSAS		4,667,247

176

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CONTINUED

	Face Amount^	Value†
	(000)
KENTUCKY — (2.1%)
Louisville & Jefferson County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	2,200	$2,360,820
Louisville & Jefferson County (GO) Series B
5.000%, 11/01/21	1,700	1,778,064
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	2,067,689
Louisville Water Co (RB)
5.000%, 11/15/29	3,000	4,047,480
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	800	831,112

TOTAL KENTUCKY		11,085,165

LOUISIANA — (0.3%)
Louisiana State (GO) Series C
5.000%, 08/01/21	1,000	1,035,070
5.000%, 08/01/23	500	564,130

TOTAL LOUISIANA		1,599,200

MAINE — (0.2%)
Maine State (GO) Series B
5.000%, 06/01/23	1,000	1,121,370

MARYLAND — (7.4%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,796,534
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,694,949
Baltimore County (GO)
5.000%, 08/01/22	600	649,794
5.000%, 03/01/28	1,335	1,744,298
Carroll County (GO)
5.000%, 11/01/21	550	576,103
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,613,890
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,501,708
Maryland State (GO) Series 1
5.000%, 06/01/23	3,000	3,365,760

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Maryland State (GO) Series A
5.000%, 08/01/27	3,500	$4,510,660
Maryland State (GO) Series B
4.000%, 08/01/23	850	936,547
5.000%, 08/01/24	1,000	1,174,780
5.000%, 08/01/27	500	644,380
Montgomery County (GO) Series
5.000%, 11/01/24	2,000	2,375,780
Montgomery County (GO) Series A_WWW
4.000%, 08/01/23	1,000	1,101,820
Montgomery County (GO) Series B
5.000%, 12/01/21	350	368,000
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,227,730
Prince County George’s (GO) Series A
5.000%, 07/15/24	770	904,273
4.000%, 09/01/24	2,500	2,853,425
5.000%, 07/15/29	3,500	4,709,495
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	765,538
Worcester County (GO) Series B
4.000%, 08/01/21	1,000	1,028,100

TOTAL MARYLAND		38,543,564

MASSACHUSETTS — (1.9%)
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	275,328
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	312,947
Commonwealth of Massachusetts (GO) Series
5.000%, 01/01/22	1,000	1,055,400
Commonwealth of Massachusetts (GO) Series A-
5.000%, 07/01/26	1,250	1,564,400

177

DFA CALIFORNIA BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of
Massachusetts (GO) Series B
5.000%, 08/01/22	1,165	$1,261,683
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/22	1,275	1,360,629
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	475,568
Massachusetts Development Finance Agency (RB) Series
¤ 6.750%, 01/01/36 (Pre-refunded @
$100, 1/1/21)	2,865	2,895,197
Town of Holbrook (GO)
5.000%, 12/01/21	755	793,490

TOTAL MASSACHUSETTS		9,994,642

MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,518,104

MINNESOTA — (3.7%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,100	1,112,705
City of Minneapolis (GO)
3.000%, 12/01/23	2,000	2,165,500
City of Saint Paul (GO) Series A
5.000%, 09/01/21	400	415,700
City of Saint Paul (GO) Series B
5.000%, 11/01/20	100	100,000
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	520	526,006
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	3,000	3,034,650
Hennepin County (GO) Series B
5.000%, 12/01/21	350	368,000

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series
5.000%, 03/01/24	1,295	$1,498,600
Minnesota State (GO) Series
5.000%, 10/01/27	2,000	2,593,240
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	2,114,604
Minnesota State (GO) Series E
5.000%, 08/01/22	760	823,217
4.000%, 10/01/22	3,000	3,216,150
Saint Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
5.000%, 02/01/21	1,425	1,441,459

TOTAL MINNESOTA		19,409,831

MISSOURI — (2.3%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,110	1,127,372
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	2,073,588
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	6,181,200
State County Louis (GO)
5.000%, 02/01/23	2,545	2,815,406

TOTAL MISSOURI		12,197,566

MONTANA — (0.1%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	500	512,310

NEBRASKA — (1.5%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	700	706,685
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	300	301,110
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,931,680

178

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CONTINUED

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Omaha School District Series B
5.000%, 12/15/22	1,375	$1,512,527
Southern Public Power District (RB)
5.000%, 12/15/21	400	420,616

TOTAL NEBRASKA		7,872,618

NEVADA — (1.1%)
Clark County School District (GO) Series A
5.000%, 06/15/21	1,250	1,284,037
Nevada State (GO) Series C
5.000%, 11/01/24	450	532,382
Nevada State (GO) Series D1
5.000%, 03/01/22	250	265,558
Washoe County School District (GO) Series D
5.000%, 06/01/21	3,335	3,424,011

TOTAL NEVADA		5,505,988

NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
4.000%, 07/15/24	770	874,712

NEW JERSEY — (1.4%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,118,400
3.000%, 02/01/25	910	1,008,171
Montville Township (GO)
3.000%, 10/01/25	500	563,145
Princeton (GO)
3.000%, 09/15/24	1,515	1,669,363
Township of Parsippany-Troy Hills (GO)
2.000%, 09/15/21	2,000	2,027,480

TOTAL NEW JERSEY		7,386,559

NEW MEXICO — (1.3%)
New Mexico State (GO)
5.000%, 03/01/21	1,000	1,015,620
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	5,116,880
Santa Fe County (GO)
5.000%, 07/01/22	710	766,118

TOTAL NEW MEXICO		6,898,618

	Face Amount^	Value†
	(000)
NEW YORK — (5.9%)
City of New York (GO) Series
5.000%, 08/01/21	265	$274,172
City of New York (GO) Series A
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,606,509
5.000%, 08/01/25	1,500	1,802,715
City of New York (GO) Series C
5.000%, 08/01/22	500	539,485
City of New York (GO) Series E
5.000%, 08/01/22	1,000	1,078,970
City of New York (GO) Series F
5.000%, 08/01/21	450	465,574
City of New York (GO) Series H
5.000%, 08/01/22	2,010	2,168,730
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,699,524
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	400	405,600
New York State Dormitory Authority (RB) Series
5.000%, 02/15/22	2,000	2,119,760
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,000	1,017,240
5.000%, 03/15/23	600	665,094
5.000%, 02/15/25	500	593,305
5.000%, 03/15/28	4,000	5,091,080
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	800	847,904
5.000%, 02/15/24	300	344,640
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	100	101,333
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	595,940
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	330,816

179

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	$558,695
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	4,700	4,707,379
4.000%, 11/15/27	1,500	1,786,380

TOTAL NEW YORK		30,800,845

NORTH CAROLINA — (4.2%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,682,780
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,715,060
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	1,725	1,837,194
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,427,920
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,572,130
5.000%, 06/01/25	655	795,144
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	4,194,232
North Carolina State (GO) Series C
4.000%, 05/01/22	1,530	1,616,246
North Carolina State (GO) Series D
4.000%, 06/01/23	350	383,873
Wake County (GO)
5.000%, 09/01/21	1,300	1,351,363
Wake County (GO) Series B
5.000%, 03/01/21	2,390	2,427,403

TOTAL NORTH CAROLINA		22,003,345

NORTH DAKOTA — (0.4%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,322,282
North Dakota State University of Agriculture & Applied Science (RB) Series A
5.000%, 04/01/21	500	509,605

TOTAL NORTH DAKOTA		1,831,887

	Face Amount^	Value†
	(000)
OHIO — (4.9%)
City of Columbus (GO) Series
5.000%, 04/01/29	2,000	$2,675,800
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,590,425
City of Columbus (GO) Series A
3.000%, 07/01/22	835	873,326
5.000%, 02/15/23	4,000	4,433,280
City of Columbus (GO) Series B
5.000%, 02/15/23	475	526,452
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	1,690,695
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	500	525,715
Ohio State (GO) Series
5.000%, 02/01/24	2,820	3,247,512
Ohio State (GO) Series A
5.000%, 09/15/21	800	833,088
5.000%, 09/15/22	2,250	2,448,900
Ohio State (GO) Series B
5.000%, 08/01/21	1,000	1,035,530
5.000%, 06/15/22	450	484,466
5.000%, 09/15/23	1,000	1,135,160
5.000%, 09/01/24	2,000	2,356,300
Ohio State (GO) Series W
4.000%, 05/01/24	215	242,580
4.000%, 05/01/25	215	249,686
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,550	1,592,842

TOTAL OHIO		25,941,757

OKLAHOMA — (1.3%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,824,480
4.000%, 03/01/25	1,255	1,452,336
City of Tulsa (GO)
5.000%, 03/01/24	200	231,082
5.000%, 03/01/26	2,750	3,400,980

TOTAL OKLAHOMA		6,908,878

OREGON — (2.1%)
City of McMinnville (GO)
5.000%, 02/01/22	290	307,029

180

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	1,250	$1,274,538
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	466,724
Jackson County (GO)
4.000%, 06/01/23	40	43,795
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	1,051,512
5.000%, 06/15/28	2,500	3,277,425
Oregon State (GO) Series E
5.000%, 08/01/21	410	424,567
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	759,811
Washington County (GO)
5.000%, 03/01/24	3,000	3,468,390

TOTAL OREGON		11,073,791

PENNSYLVANIA — (0.5%)
Berks County (GO)
5.000%, 11/15/22	445	488,036
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/21	550	567,094
5.000%, 07/01/22	1,025	1,104,222
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	63,409
5.000%, 03/01/25	130	155,341

TOTAL PENNSYLVANIA		2,378,102

RHODE ISLAND — (0.2%)
Rhode Island State (GO) Series A
5.000%, 08/01/21	1,000	1,035,150

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (3.6%)
Anderson County School District No. 4 (GO) (SCSDE) Series A
5.000%, 03/01/21	500	$507,860
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	500	513,730
Clemson University (RB) Series B
5.000%, 05/01/25	750	898,087
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	2,000	2,126,680
Lexington County School District No. 1 (GO) (SCSDE) Series
4.000%, 02/01/23	3,985	4,317,429
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	535	643,369
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	1,235	1,254,328
5.000%, 03/01/28	3,000	3,907,320
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,870,689

TOTAL SOUTH CAROLINA		19,039,492

TENNESSEE — (3.7%)
Blount County (GO) Series B
5.000%, 06/01/22	2,635	2,832,836
City of Knoxville Wastewater System Revenue (RB) Series
4.000%, 04/01/22	310	326,318
City of Memphis (GO) Series A
5.000%, 04/01/25	1,250	1,501,662
Hamilton County (GO) Series B
5.000%, 03/01/22	1,735	1,843,923
Knox County (GO) Series
5.000%, 06/01/25	1,000	1,207,750
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	701,149

181

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CONTINUED

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 01/01/22	615	$648,923
5.000%, 07/01/25	2,325	2,826,061
Sullivan County (GO) Series A
5.000%, 04/01/21	450	458,721
Sumner County (GO)
5.000%, 12/01/21	230	241,829
5.000%, 12/01/22	640	703,123
Town of Collierville (GO) Series
5.000%, 01/01/21	1,095	1,103,421
Williamson County (GO)
5.000%, 04/01/29	3,620	4,825,858

TOTAL TENNESSEE		19,221,574

TEXAS — (16.9%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	154,759
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	293,695
Bexar County (GO)
5.000%, 06/15/21	1,275	1,312,536
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,684,875
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,884,464
City of Amarillo (GO)
2.000%, 02/15/24	725	760,329
2.000%, 02/15/25	725	769,921
City of Arlington (GO) Series
5.000%, 08/15/23	2,090	2,364,333
City of Austin (GO)
5.000%, 09/01/23	500	566,215
5.000%, 11/01/23	1,895	2,160,603
5.000%, 09/01/27	2,255	2,901,937
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	2,262,660
City of Dallas (GO) Series A
5.000%, 02/15/21	500	506,560

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	$141,780
City of Denton (GO)
3.000%, 02/15/23	3,475	3,688,330
City of Fort Worth Water & Sewer System Revenue (RB)
5.000%, 02/15/21	1,745	1,768,610
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,817,688
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	4,380	5,246,189
City of Garland (GO) Series A
5.000%, 02/15/24	200	230,250
City of Houston (GO) Series A
5.000%, 03/01/21	3,000	3,046,440
City of San Antonio (GO)
5.000%, 02/01/23	1,655	1,829,669
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	700	708,260
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	3,360	3,558,609
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,471,500
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	176,333
4.000%, 08/15/24	140	159,285
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	790	800,665
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,000	3,323,520

182

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	$3,826,485
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	587,655
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,470,559
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	550,959
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	238,029
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,779,280
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,212,280
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,304,620
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	750	927,255
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/21	400	405,400
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	823,879
McAllen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	2,725	2,887,083
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	141,630
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,152,310

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	$79,497
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,152,670
Texas State (GO)
5.000%, 10/01/23	375	426,229
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,688,760
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,630,215
5.000%, 10/01/25	2,465	3,019,847
Texas Transportation Commission State Highway Fund Series A
5.000%, 04/01/23	500	556,660
University of Texas System (The) (RB) Series
5.000%, 08/15/21	615	637,792
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,000	1,178,210
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	3,000	3,660,600
Williamson County (GO)
5.000%, 02/15/21	5,640	5,716,309

TOTAL TEXAS		88,644,228

UTAH — (2.6%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	550	559,526
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,742,410
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	3,027,275
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,909,248
Snyderville Basin Special Recreation District (GO) Series B
4.000%, 12/15/20	540	542,387

183

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CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
State of Utah (GO)
5.000%, 07/01/22	1,045	$1,127,597
Utah State (GO)
5.000%, 07/01/22	800	863,232
5.000%, 07/01/24	2,000	2,345,980
Utah State (GO) Series B
5.000%, 07/01/24	575	674,699

TOTAL UTAH		13,792,354

VERMONT — (0.2%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,131,860

VIRGINIA — (4.8%)
Arlington County (GO)
5.000%, 06/15/22	3,000	3,233,310
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,905	3,202,937
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,804,254
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	840	873,188
5.000%, 09/01/22	475	516,301
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	1,065	1,151,137
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	1,575	1,744,234
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,735,963
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,868,560
Loudoun County (GO) (ST AID WITHHLDG) Series
5.000%, 12/01/20	550	552,041
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	1,225	1,345,552
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,382,240
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	1,830	1,851,137

TOTAL VIRGINIA		25,260,854

	Face Amount^	Value†
	(000)
WASHINGTON — (5.9%)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	$233,322
5.000%, 07/01/25	100	120,880
City of Seattle (GO) Series
5.000%, 05/01/26	3,165	3,945,457
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	445	453,735
County of Kitsap WA (GO)
5.000%, 06/01/21	1,455	1,495,129
King County (GO) Series E
5.000%, 12/01/25	1,275	1,570,239
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series
5.000%, 12/01/20	1,350	1,355,036
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,648,282
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	2,196,760
King County Sewer Revenue (RB)
5.000%, 01/01/21	585	589,499
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,584,883
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	680,275
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,463,120
Spokane County (GO)
5.000%, 12/01/20	450	451,674
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	350	368,001
Washington State (GO) Series 2013A
5.000%, 08/01/21	200	207,106
Washington State (GO) Series A
5.000%, 08/01/26	1,675	2,095,475

184

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A-1
5.000%, 08/01/21	800	$828,424
Washington State (GO) Series B
5.000%, 07/01/24	800	936,472
5.000%, 07/01/25	475	576,137
Washington State (GO) Series C
5.000%, 02/01/23	500	552,650
Washington State (GO) Series R-2012C
4.000%, 07/01/21	100	102,496
Washington State (GO) Series R-2013A
5.000%, 07/01/21	1,520	1,567,971
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	3,041,100
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,660,441

TOTAL WASHINGTON		30,724,564

WEST VIRGINIA — (0.5%)
West Virginia State (GO)
4.000%, 11/01/20	1,975	1,975,000
West Virginia State (GO) Series A
5.000%, 12/01/23	500	571,825

TOTAL WEST VIRGINIA		2,546,825

WISCONSIN — (3.4%)
City of Madison Water Utility Revenue (RB)
5.000%, 01/01/21	1,000	1,007,690
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,267,420

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	$384,621
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,784,381
Milwaukee County (GO) Series E
2.000%, 12/01/20	1,060	1,061,314
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	3,222,341
Wisconsin State (GO) Series
5.000%, 05/01/27	3,000	3,834,480
Wisconsin State (GO) Series 2
5.000%, 11/01/20	600	600,000
Wisconsin State (GO) Series 3
5.000%, 11/01/22	1,875	2,052,469
Wisconsin State (GO) Series A
5.000%, 05/01/24	975	1,134,315
5.000%, 05/01/25	970	1,170,160
Wisconsin State (GO) Series B
5.000%, 05/01/21	400	409,424

TOTAL WISCONSIN		17,928,615

TOTAL MUNICIPAL BONDS Cost ($ 506,745,284)		524,160,897

TOTAL INVESTMENTS — (100.0%) (Cost $ 506,745,284)		$524,160,897

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$524,160,897	—	$524,160,897

TOTAL.	—	$524,160,897	—	$524,160,897

See accompanying Notes to Financial Statements.

185

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SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama Highway Finance Corp. (RB) Series A
4.000%, 08/01/21	2,710	$2,785,311
Alabama State (GO) Series A
5.000%, 08/01/21	7,480	7,745,764

TOTAL ALABAMA		10,531,075

ARIZONA — (0.7%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	2,000	2,063,520
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,472,140
City of Phoenix (GO)
4.000%, 07/01/21	5,970	6,119,011
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,618,290
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,435,874

TOTAL ARIZONA		17,708,835

ARKANSAS — (0.8%)
Arkansas State (GO)
Arkansas State (GO)
5.000%, 04/01/21	10,795	11,006,906
5.000%, 06/15/21	8,730	8,987,011

TOTAL ARKANSAS		19,993,917

CALIFORNIA — (4.6%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	4,265,062
California State (GO)
5.000%, 10/01/21	2,215	2,310,267
City of Los Angeles (RN)
4.000%, 06/24/21	31,800	32,563,200

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/21	3,375	$3,414,724
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/21	9,745	10,049,921
Los Angeles Unified School District/CA (GO) Series A
5.000%, 07/01/23	9,000	10,101,690
Los County Angeles (RN) Series A
4.000%, 06/30/21	13,860	14,204,975
Riverside County (RN)
4.000%, 06/30/21	8,500	8,710,970
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	1,965	2,026,721
4.000%, 09/01/22	1,600	1,710,560
Santa County Cruz (RN)
3.000%, 07/09/21	5,835	5,946,157
Southern California Public Power Authority (RB)
5.000%, 07/01/21	690	711,866
5.000%, 07/01/22	820	885,379
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	10,385	11,139,470
Ventura County (RN)
4.000%, 06/30/21	12,650	12,965,744

TOTAL CALIFORNIA		121,006,706

COLORADO — (3.1%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTER) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,328,825
Board of Water Commissioners City & County of Denver/The (RB) Series B
5.000%, 09/15/21	1,275	1,328,193
5.000%, 09/15/22	3,420	3,723,696

186

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CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	$4,164,096
City & County of Denver (GO) Series C
5.000%, 08/01/21	1,000	1,035,530
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/21	2,900	3,042,999
5.000%, 11/15/22	1,200	1,316,052
Colorado State (RN)
4.000%, 06/25/21	35,000	35,855,050
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	20,000	20,364,200
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/20	2,000	2,007,440
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	3,510	3,529,586
Larimer County School District No. R-1 Poudre (GO) (ST AID WITHHLDG)
5.000%, 12/15/20	2,000	2,011,160
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,077,050

TOTAL COLORADO		80,783,877

CONNECTICUT — (2.3%)
City of Danbury (BAN)
2.000%, 07/15/21	8,000	8,095,360
City of Middletown (GO)
5.000%, 04/01/21	1,905	1,942,643
City of Milford (GO)
2.500%, 11/03/20	6,790	6,790,407
Connecticut State Health & Educational Facilities Authority (RB) Series M
¤ 5.375%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	3,000	3,102,720

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
The Metropolitan District (RB) Series A
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,550	$5,921,906
Town of Bethel (BAN)
2.000%, 07/23/21	10,000	10,127,400
Town of Greenwich (GO) (BAN)
1.500%, 01/14/21	25,000	25,060,500

TOTAL CONNECTICUT		61,040,936

DELAWARE — (0.3%)
Delaware State (GO)
5.000%, 03/01/22	3,000	3,190,830
Delaware State (GO) Series A
5.000%, 01/01/21	2,000	2,015,460
Delaware State (GO) Series B
5.000%, 07/01/21	830	856,303
5.000%, 07/01/22	1,250	1,349,225

TOTAL DELAWARE		7,411,818

DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (RB) Series G
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/21)	2,430	2,554,416

FLORIDA — (2.9%)
Florida State (GO) Series A
5.000%, 01/01/21	2,340	2,357,924
5.000%, 06/01/21	7,500	7,705,950
Florida State (GO) Series C
5.000%, 06/01/21	13,000	13,356,980
JEA Water & Sewer System Revenue (RB) Series A
¤ 4.500%, 10/01/37 (Pre-refunded @ $100, 4/1/21)	1,500	1,526,370
Miami-Dade County (GO) Series A
5.000%, 11/01/21	1,735	1,816,979
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	3,500	3,651,200

187

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	$2,608,700
School Board of Miami-Dade County (The) (RN)
1.500%, 02/25/21	20,000	20,078,400
School District of Broward County (RN)
2.000%, 06/30/21	21,120	21,366,682

TOTAL FLORIDA		74,469,185

GEORGIA — (3.1%)
City of Atlanta GA (GO)
5.000%, 12/01/21	1,805	1,897,831
Cobb County (GO)
5.000%, 01/01/21	3,710	3,738,530
5.000%, 01/01/22	500	527,700
Cobb County School District (GO)
2.000%, 12/16/20	20,000	20,039,600
DeKalb County (GO)
5.000%, 12/01/20	4,270	4,285,884
Georgia State (GO) Series A
5.000%, 08/01/21	15,000	15,534,150
5.000%, 08/01/22	5,000	5,415,900
Georgia State (GO) Series E
5.000%, 12/01/20	13,120	13,168,938
Georgia State (GO) Series F
5.000%, 01/01/21	2,330	2,347,964
Georgia State (GO) Series J-2
4.000%, 11/01/20	5,000	5,000,000
Henry County (GO)
5.000%, 05/01/21	800	818,888
5.000%, 05/01/22	600	642,672
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,554,174

TOTAL GEORGIA		79,972,231

HAWAII — (2.8%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/21	3,685	3,843,492
City & County of Honolulu (GO) Series F
5.000%, 07/01/21	850	876,537
5.000%, 07/01/22	1,250	1,347,700

	Face Amount^	Value†
	(000)
HAWAII — (Continued)
City & Henrico County (GO) Series B
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/20)	5,000	$5,018,800
Hawaii State (GO) Series A
5.000%, 04/01/22	2,000	2,132,840
Hawaii State (GO) Series DZ
¤ 5.000%, 12/01/22 (Pre-refunded @ $100, 12/1/21)	2,000	2,101,300
Hawaii State (GO) Series EF
5.000%, 11/01/20	5,555	5,555,000
5.000%, 11/01/21	5,500	5,758,115
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,492,480
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,869,044
Hawaii State (GO) Series EZ
5.000%, 10/01/21	7,080	7,384,440
5.000%, 10/01/22	7,040	7,672,896
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,400,180
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,874,745
Hawaii State (GO) Series FN
5.000%, 10/01/21	6,070	6,331,010
Maui County (GO)
5.000%, 03/01/22	500	531,325

TOTAL HAWAII		72,189,904

ILLINOIS — (0.4%)
Chicago O’Hare International Airport (RB)
¤ 5.625%, 01/01/35 (Pre-refunded @ $100, 1/1/21)	1,995	2,012,357
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	8,009,653

TOTAL ILLINOIS		10,022,010

IOWA — (0.1%)
City of West Des Moines (GO) Series A 5.000%, 06/01/21	2,945	3,026,223

KANSAS — (1.0%)
City of Olathe Series A
3.000%, 08/01/21	3,250	3,313,960

188

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CONTINUED

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
City of Topeka
2.000%, 10/01/21	5,000	$5,074,750
City of Wichita Series 302-NTS
3.500%, 10/15/21	15,000	15,462,150
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,191,455

TOTAL KANSAS		25,042,315

KENTUCKY — (0.6%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/35)	3,115	3,342,707
Louisville Water Co (RB)
5.000%, 11/15/20	8,280	8,293,165
5.000%, 11/15/21	2,825	2,963,990

TOTAL KENTUCKY		14,599,862

LOUISIANA — (0.2%)
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,175,350

MAINE — (0.2%)
Cumberland County (GO)
2.000%, 11/06/20	5,000	5,000,950
Maine State (GO) Series B
5.000%, 06/01/21	1,500	1,541,370

TOTAL MAINE		6,542,320

MARYLAND — (6.3%)
Anne County Arundel (GO)
5.000%, 04/01/21	12,740	12,990,086
5.000%, 10/01/21	2,950	3,078,266
5.000%, 10/01/22	4,115	4,489,095
Baltimore County (GO)
5.000%, 02/01/21	3,520	3,561,078
3.000%, 11/01/21	6,080	6,247,808
Baltimore County (GO) (BAN)
4.000%, 03/22/21	24,075	24,430,347
City of Baltimore (GO) Series A
4.000%, 10/15/21	1,520	1,574,492
Howard County (GO)
5.000%, 02/15/21	2,775	2,812,546
Howard County (GO) Series A
5.000%, 08/15/21	100	103,739

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/15/22	5,385	$5,841,863
Maryland State (GO) Series B
5.000%, 08/01/21	6,500	6,731,465
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,258,249
5.000%, 12/01/21	2,460	2,586,518
5.000%, 12/15/22	11,270	12,404,438
5.000%, 09/01/23	2,630	2,979,080
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,153,600
Montgomery County (GO) Series A
Montgomery County (GO) Series A
5.000%, 11/01/20	14,500	14,500,000
4.000%, 08/01/21	11,000	11,309,100
4.000%, 08/01/22	11,000	11,721,490
Montgomery County (GO) Series B
5.000%, 06/01/21	2,315	2,378,848
5.000%, 12/01/21	4,000	4,205,720
Prince County George’s (GO) Series A
5.000%, 07/15/21	760	785,392
5.000%, 09/15/21	3,500	3,644,760
5.000%, 07/15/22	10,000	10,808,800
Talbot County (GO)
2.000%, 12/15/21	1,330	1,356,387
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/21	4,450	4,572,731

TOTAL MARYLAND		163,525,898

MASSACHUSETTS — (7.1%)
City of Attleboro (GO)
5.000%, 10/15/21	1,440	1,504,296
City of Beverly (BAN)
2.000%, 03/26/21	13,000	13,080,470
City of Boston (GO) Series B
5.000%, 04/01/22	1,300	1,387,685
City of Lowell (GO)
5.000%, 09/01/21	1,910	1,984,643
City of Quincy (GO)
2.000%, 01/15/21	10,000	10,035,400
City of Quincy (BAN)
2.000%, 06/11/21	35,000	35,372,050

189

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Somerville (BAN) Series A
2.000%, 06/04/21	31,000	$31,309,690
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,403,876
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/21	10,000	10,236,100
¤ 5.000%, 04/01/24 (Pre-refunded @ $100, 4/1/21)	1,500	1,529,760
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,256,000
Commonwealth of Massachusetts (GO) Series C
5.000%, 07/01/21	3,170	3,270,045
5.000%, 10/01/21	8,000	8,347,840
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,504,976
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	6,000	6,272,040
North Middlesex Regional School District (GO)
2.000%, 02/05/21	10,000	10,042,300
Town of Nantucket (BAN)
1.250%, 11/13/20	7,000	7,001,820
Town of Plymouth (BAN)
2.000%, 06/10/21	7,451	7,529,831
Town of Westport (BAN)
1.250%, 11/03/20	24,000	24,000,000

TOTAL MASSACHUSETTS		185,068,822

MICHIGAN — (2.4%)
Ann Arbor School District (GO) (Q-SBLF) 3.000%, 05/01/21	11,750	11,910,152
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	28,769,811

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
University of Michigan
0.120%, 12/02/20	23,035	$23,033,959

TOTAL MICHIGAN		63,713,922

MINNESOTA — (3.3%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,290	1,304,899
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	590	596,815
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	349,038
City of Minneapolis (GO)
4.000%, 12/01/20	1,600	1,604,704
5.000%, 12/01/20	3,220	3,231,978
3.000%, 12/01/21	5,600	5,766,264
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	350,057
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,000	1,011,550
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	2,000	2,023,100
Hennepin County (GO) Series B
5.000%, 12/01/21	650	683,430
Metropolitan Council (GO) Series A
5.000%, 03/01/21	6,100	6,194,428
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	800,423
Minnesota State (GO) Series B
2.000%, 08/01/21	6,105	6,186,258
2.000%, 08/01/22	2,500	2,577,425
5.000%, 08/01/24	1,230	1,444,979
Minnesota State (GO) Series D
Minnesota State (GO) Series D
5.000%, 08/01/21	34,730	35,966,735
5.000%, 08/01/22	10,000	10,831,800

190

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	4,650	$4,703,335

TOTAL MINNESOTA		85,627,218

MISSOURI — (0.7%)
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/22	2,250	2,392,515
5.000%, 03/01/23	1,750	1,943,673
Jackson County Reorganized School District No. 7 (GO)
3.000%, 03/01/21	2,375	2,396,613
Missouri State (GO) Series A
5.000%, 12/01/20	4,515	4,531,796
Missouri State Environmental Improvement & Energy Resources Authority (RB)
¤ 5.000%, 07/01/24 (Pre-refunded @ $100, 1/1/21)	1,760	1,773,534
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,015,650
5.000%, 03/01/22	830	882,572
State County Louis (GO)
5.000%, 02/01/22	2,420	2,563,675

TOTAL MISSOURI		17,500,028

NEBRASKA — (1.0%)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	1,620	1,635,471
Metropolitan Utilities District of Omaha (RB)
5.000%, 12/01/20	4,340	4,356,058
Nebraska Public Power District (RB) Series A
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 1/1/22)	1,290	1,361,156
Omaha Public Power District (RB) Series B
¤ 5.000%, 02/01/36 (Pre-refunded @ $100, 2/1/21)	14,265	14,433,327

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	3,000	$3,165,480

TOTAL NEBRASKA		24,951,492

NEVADA — (0.2%)
Nevada State (GO)
5.000%, 05/01/21	4,700	4,809,040

NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	1,765,322

NEW JERSEY — (8.4%)
Bergen County (GO)
2.000%, 12/11/20	10,000	10,019,200
Bergen County (BAN)
2.000%, 06/10/21	15,000	15,158,160
City of Jersey (GO) Series A
3.000%, 01/13/21	20,000	20,109,600
City of Jersey City (BAN) Series C AND D
2.000%, 06/17/21	18,000	18,195,480
Cumberland County (GO)
2.000%, 11/13/20	4,410	4,412,425
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,806,757
Hudson County (GO)
2.000%, 12/08/20	33,569	33,627,410
Mercer County (BAN) Series A
2.000%, 06/10/21	47,000	47,491,620
Middlesex County (BAN)
2.000%, 06/03/21	13,000	13,133,120
Monmouth County (GO)
5.000%, 07/15/21	3,770	3,895,956
5.000%, 07/15/22	3,415	3,691,205
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,695	1,748,054
Ocean County (GO) Series A
5.000%, 08/01/21	2,410	2,494,350
Township of Berkeley Heights (BAN) Series A
2.000%, 07/09/21	12,000	12,138,000

191

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of Edison (GO) (BAN)
2.500%, 01/13/21	20,000	$20,089,800
Township of Montclair (GO) Series A
2.000%, 10/15/21	2,200	2,236,718
Township of Parsippany-Troy Hills (GO)
2.000%, 11/13/20	8,000	8,004,160

TOTAL NEW JERSEY		220,252,015

NEW MEXICO — (1.2%)
City of Albuquerque (GO) Series D
5.000%, 07/01/21	15,255	15,733,244
New Mexico State (GO)
5.000%, 03/01/21	9,000	9,140,580
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,316,000

TOTAL NEW MEXICO		30,189,824

NEW YORK — (5.4%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	8,000	8,180,400
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	7,500	7,555,200
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,395,313
City of New York (GO) Series E
City of New York (GO) Series E
5.000%, 08/01/21	15,400	15,932,994
5.000%, 08/01/22	3,000	3,236,910
City of New York (GO) Series F
5.000%, 08/01/21	1,000	1,034,610
City of New York (GO) Series G
5.000%, 08/01/21	5,915	6,119,718
Corning City School District (BAN) Series A
1.500%, 06/16/21	8,000	8,056,640

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Corning City School District (BAN) Series B
1.500%, 06/29/21	5,000	$5,037,450
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	692,336
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	8,250	8,353,703
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	1,135	1,166,371
5.000%, 06/01/22	1,535	1,650,493
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	89,209
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	4,235	4,242,242
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	7,000	7,223,790
New York State Dormitory Authority (RB) Series A
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	3,795	3,860,426
5.000%, 12/15/21	3,545	3,731,006
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/21)	2,400	2,457,024
New York State Dormitory Authority (RB) Series A-GROUP 1
5.000%, 03/15/21	17,900	18,208,596
5.000%, 03/15/22	10,000	10,637,700
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	3,150	3,204,306
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	4,000	4,239,520

192

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	4,000	$4,053,320
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	3,945	4,013,012
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	3,585	3,646,806
Town of Hempstead (GO) Series A
5.000%, 06/15/21	250	257,280
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	2,430	2,433,815
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	355	365,359

TOTAL NEW YORK		142,075,549

NORTH CAROLINA — (2.1%)
City of Charlotte (GO)
5.000%, 12/01/20	1,605	1,610,955
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,812,995
City of Greensboro (GO) Series D
5.000%, 10/01/21	1,555	1,622,611
City of Raleigh Combined Enterprise System Revenue (RB) Series B
5.000%, 12/01/20	4,810	4,827,893
Guilford County (GO) Series A
5.000%, 02/01/21	2,430	2,458,358
Mecklenburg County (GO)
5.000%, 02/01/21	950	961,086
5.000%, 03/01/21	9,555	9,704,536
North Carolina Eastern Municipal Power Agency (RB) Series A
¤ 5.000%, 01/01/23 (Pre-refunded @ $100, 1/1/21)	5,110	5,149,705

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	$7,001,996
North Carolina State (GO) Series A
5.000%, 06/01/21	12,440	12,783,842
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	3,096,691
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	2,988,970
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,940,595

TOTAL NORTH CAROLINA		55,960,233

OHIO — (3.3%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB)
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	18,350	20,054,898
City of Columbus (GO) Series 1
5.000%, 07/01/21	4,500	4,642,020
City of Columbus (GO) Series A
4.000%, 02/15/21	1,690	1,708,083
City of Columbus (GO) Series A
5.000%, 04/01/21	9,045	9,222,554
3.000%, 07/01/21	12,830	13,065,430
5.000%, 07/01/21	1,010	1,041,876
Hamilton County (RB)
¤ 6.125%, 01/01/31 (Pre-refunded @ $100, 1/1/21)	2,465	2,488,541
Ohio State (GO) Series A
5.000%, 09/15/21	9,035	9,408,688
Ohio State (GO) Series B
5.000%, 06/15/21	9,500	9,779,680
5.000%, 08/01/21	1,000	1,035,530
Ohio State (GO) Series T
5.000%, 04/01/21	2,040	2,080,045
Ohio State (GO) Series W
4.000%, 05/01/21	1,050	1,069,709
4.000%, 05/01/22	1,440	1,521,619

193

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CONTINUED

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	$1,875,443
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,665,370
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	752,437

TOTAL OHIO		85,411,923

OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	18,076,780
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	8,043,440

TOTAL OKLAHOMA		26,120,220

OREGON — (0.8%)
City of Portland Sewer System Revenue (RB)
5.000%, 06/15/22	1,000	1,076,930
Clackamas County (GO)
3.000%, 06/01/21	1,240	1,259,889
3.000%, 06/01/22	815	850,534
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	1,155	1,296,303
Metro (GO) Series A
5.000%, 06/01/21	2,110	2,168,194
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,901,023
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY)
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	752,944
Oregon State (GO)
5.000%, 06/01/22	2,000	2,150,160
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	1,190	1,232,626
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,198,607
Oregon State (GO) Series M
5.000%, 11/01/20	2,000	2,000,000

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	$1,023,610
Tri-County Metropolitan Transportation District of Oregon (RB)
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	271,640

TOTAL OREGON		22,182,460

PENNSYLVANIA — (0.6%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,523,250
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,154,580
General Authority of Southcentral Pennsylvania (RB)
¤ 5.500%, 11/01/31 (Pre-refunded @ $100, 5/1/21)	1,500	1,538,730
Pennsylvania Higher Educational Facilities Authority (RB)
¤ 6.250%, 10/01/43 (Pre-refunded @ $100, 10/1/21)	3,000	3,162,570
Pennsylvania State University/The (RB) Series E
5.000%, 03/01/21	585	593,997
5.000%, 03/01/22	725	770,117

TOTAL PENNSYLVANIA		15,743,244

RHODE ISLAND — (0.0%)
Rhode Island Health and Educational Building Corp. (RB)
¤ 8.375%, 01/01/46 (Pre-refunded @ $100, 1/1/21)	1,450	1,468,908

194

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (4.0%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/21	3,600	$3,656,340
5.000%, 03/01/22	1,095	1,164,358
5.000%, 03/01/23	1,130	1,254,221
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/21	3,245	3,295,784
Berkeley County School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	3,000	3,082,740
Charleston County (GO) (ST AID WITHHLDG)
5.000%, 11/01/20	3,175	3,175,000
Charleston County (GO) Series B
5.000%, 11/01/20	12,000	12,000,000
Charleston County School District (BAN) (SCSDE)
5.000%, 05/12/21	25,000	25,626,000
City of Charleston Waterworks & Sewer System Revenue (RB)
5.000%, 01/01/22	1,175	1,240,095
¤ 5.000%, 01/01/41 (Pre-refunded @ $100, 1/1/21)	3,000	3,023,310
Dorchester County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/21	1,885	1,914,632
Greenville County School District (GO) (SCSDE) Series C
3.000%, 06/01/21	10,000	10,162,400
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
5.000%, 03/01/21	1,660	1,686,095
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	10,000	10,086,200
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	11,270	11,446,376
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/21	7,000	7,081,690

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Spartanburg County School District No. 6 (GO) (SCSDE)
5.000%, 04/01/21	3,905	$3,981,655

TOTAL SOUTH CAROLINA		103,876,896

TENNESSEE — (1.2%)
City of Chattanooga (GO) Series B
5.000%, 03/01/21	1,470	1,493,006
City of Memphis (GO) Series A
5.000%, 04/01/21	4,550	4,639,316
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	3,986,182
5.000%, 01/01/22	1,170	1,234,245
Knox County (GO) Series B
5.000%, 06/01/21	515	529,142
5.000%, 06/01/22	550	591,113
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	9,339,508
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 07/01/21	750	773,565
Shelby County (GO) Series A
5.000%, 03/01/21	2,550	2,589,907
Sumner County (GO)
5.000%, 12/01/20	2,950	2,960,974
5.000%, 12/01/21	3,070	3,227,890

TOTAL TENNESSEE		31,364,848

TEXAS — (14.4%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,350	1,368,225
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,160	1,175,660
5.000%, 02/15/22	1,730	1,835,686
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	750	759,975
5.000%, 02/15/22	615	651,992
5.000%, 02/15/23	210	232,138
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,267,316

195

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO)
5.000%, 06/15/21	7,500	$7,720,800
Bexar County (GO) Series A
5.000%, 06/15/21	460	473,542
5.000%, 06/15/22	330	355,387
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	7,480	7,580,980
City of Allen (GO)
5.000%, 08/15/21	1,840	1,908,798
City of Amarillo (GO)
2.000%, 02/15/21	3,820	3,837,610
2.000%, 02/15/22	6,220	6,349,687
City of Austin (GO)
5.000%, 09/01/21	2,250	2,338,515
City of Cedar Park (GO)
4.000%, 02/15/21	1,080	1,091,394
City of Dallas (GO)
5.000%, 02/15/21	5,045	5,111,190
5.000%, 02/15/22	1,250	1,324,187
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	1,155	1,205,439
City of Denton (GO)
2.000%, 02/15/21	4,000	4,020,160
2.000%, 02/15/22	6,180	6,320,904
4.000%, 02/15/22	1,900	1,991,979
City of Fort Worth (GO)
3.000%, 03/01/21	16,000	16,143,040
3.000%, 03/01/22	4,520	4,683,443
4.000%, 03/01/22	1,380	1,448,172
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/21	2,530	2,564,231
City of Frisco (GO) Series A
5.000%, 02/15/21	4,825	4,889,703
City of Houston
0.160%, 12/01/20	4,200	4,199,890
0.160%, 12/02/20	2,100	2,099,962
City of Houston (RN)
5.000%, 06/30/21	31,000	31,971,850
City of Houston (GO) Series A
5.000%, 03/01/21	4,625	4,696,595
5.000%, 03/01/22	10,000	10,626,500
City of McKinney (GO) Series A
5.000%, 08/15/21	1,310	1,358,981
5.000%, 08/15/22	1,300	1,410,292

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio (GO)
4.000%, 02/01/21	7,510	$7,578,716
City of San Antonio (GO)
5.000%, 02/01/21	5,675	5,740,830
5.000%, 08/01/21	6,000	6,211,800
5.000%, 02/01/22	1,500	1,588,080
Collin County (GO)
5.000%, 02/15/21	3,500	3,547,355
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	1,940	1,960,642
4.000%, 02/15/22	2,500	2,620,375
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	660	674,296
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	4,665	4,727,977
5.000%, 02/15/24	5,690	6,568,820
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	6,700	6,845,122
3.000%, 08/15/22	2,000	2,098,160
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	320	329,437
4.000%, 08/15/22	440	469,423
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,000	1,013,500
5.000%, 02/15/22	750	795,817
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	905	917,217
5.000%, 02/15/22	750	795,818
5.000%, 02/15/23	410	453,915
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series B
4.000%, 08/01/21	2,030	2,086,881
Highland Park Independent School District/Dallas County (GO) (PSF-GTD)
5.250%, 02/15/21	2,000	2,028,420

196

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	$6,211,080
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,244,360
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,500	1,520,250
5.000%, 02/15/22	2,485	2,636,809
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/21	1,640	1,662,140
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	1,560	1,618,204
McKinney Independent School District (GO)
5.000%, 02/15/21	2,700	2,736,612
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/21	780	811,083
5.000%, 09/01/22	600	651,936
North Texas Tollway Authority (RB) Series D
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	3,000	3,123,690
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,652,683
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	544,750
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/21	740	771,687
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	2,000	2,026,460
3.000%, 08/01/22	1,690	1,771,441

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	$2,404,866
Texas State (GO)
Texas State (GO)
5.000%, 04/01/21	13,395	13,657,408
5.000%, 10/01/21	8,175	8,529,713
5.000%, 10/01/23	1,425	1,619,669
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22) 7,500		8,002,575
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,505,772
Texas State (GO) Series A
5.000%, 10/01/21	4,780	4,987,404
Texas State (RN)
4.000%, 08/26/21	75,000	77,299,500
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	7,304,360
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 10/01/21	4,050	4,226,094
5.000%, 04/01/22	2,630	2,806,631

TOTAL TEXAS		375,394,001

UTAH — (0.9%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	940	956,281
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,734,752
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	1,170	1,198,805
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/21	3,060	3,149,107
Utah State (GO)
5.000%, 07/01/21	2,820	2,908,999
5.000%, 07/01/22	9,690	10,455,898
Utah State (GO) Series B
5.000%, 07/01/21	980	1,010,929

TOTAL UTAH		24,414,771

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (3.3%)
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	$2,188,686
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/21	1,950	1,964,996
5.000%, 01/01/22	2,375	2,506,575
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,806,677
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	6,238,400
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/21	6,930	7,161,531
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/21	1,050	1,078,959
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/21	6,985	7,177,646
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/21	13,645	14,021,329
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	11,730	12,568,109
Hanover County (GO) (ST AID WITHHLDG)
5.000%, 01/15/21	1,245	1,256,890
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/21	2,980	3,085,879
Loudoun County (GO) Series A
5.000%, 12/01/20	705	707,616
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	13,090	13,552,077
University of Virginia (RB) Series B
5.000%, 08/01/21	5,410	5,603,083

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	$4,102,960

TOTAL VIRGINIA		86,021,413

WASHINGTON — (6.4%)
City of Seattle (GO) Series A
5.000%, 04/01/21	9,000	9,176,310
5.000%, 08/01/21	7,345	7,605,454
5.000%, 08/01/22	2,700	2,922,588
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	3,000	3,058,890
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 01/01/21	4,275	4,307,875
5.000%, 07/01/21	2,410	2,486,060
5.000%, 07/01/22	2,055	2,217,057
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/21	21,795	22,049,348
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,898,162
5.000%, 10/01/21	11,130	11,613,932
City of Seattle WA Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/21	4,360	4,445,587
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/21	590	594,519
5.000%, 01/01/22	780	822,736
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/21	395	414,529
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/20	2,000	2,007,460
5.000%, 12/01/21	4,700	4,942,238
King County (GO)
5.000%, 12/01/20	3,000	3,011,160
5.000%, 12/01/21	3,000	3,154,290
King County (GO) Series A
5.000%, 12/01/21	1,235	1,298,516

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County (GO) Series C
5.000%, 01/01/21	4,450	$4,484,220
5.000%, 01/01/22	4,700	4,959,816
King County (GO) Series D
5.000%, 12/01/20	2,630	2,639,784
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/20	2,150	2,158,019
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/20	1,405	1,409,131
4.000%, 12/01/21	1,420	1,477,439
4.000%, 12/01/22	1,685	1,815,857
King County Sewer Revenue (RB) Series A
5.000%, 01/01/22	2,090	2,205,535
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	1,095	1,139,534
Pierce County (GO) Series A
5.000%, 07/01/21	1,530	1,577,353
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/20	425	426,250
4.000%, 12/01/21	850	884,569
4.000%, 12/01/22	800	861,464
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	500	525,490
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,204,360
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
5.000%, 12/01/20	7,505	7,532,919
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,395,825
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,356,900

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	$1,553,295
Washington State (GO) Series C
5.000%, 02/01/21	14,700	14,871,549
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,706,100
Washington State (GO) Series -R-2020D
5.000%, 07/01/21	4,000	4,126,240

TOTAL WASHINGTON		166,338,360

WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	9,885,320

WISCONSIN — (1.9%)
City of Madison (GO) Series A
4.000%, 10/01/21	10,870	11,243,819
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	1,066,280
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,451,676
5.000%, 11/01/22	4,250	4,652,263
Wisconsin State (GO) Series A
5.000%, 05/01/21	7,540	7,717,642
Wisconsin State (GO) Series A
5.000%, 05/01/22	8,545	9,151,439
Wisconsin State (GO) Series B
5.000%, 05/01/21	9,655	9,882,472

TOTAL WISCONSIN		50,165,591

TOTAL MUNICIPAL BONDS
Cost ($ 2,599,185,282)		2,605,898,298

TOTAL INVESTMENTS — (100.0%)
(Cost $ 2,599,185,282)		$2,605,898,298

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CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,605,898,298	—	$2,605,898,298

TOTAL	—	$2,605,898,298	—	$2,605,898,298

See accompanying Notes to Financial Statements.

200

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SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$258,882
AlabamaState (GO) Series C
5.000%, 08/01/24	3,000	3,518,220

TOTAL ALABAMA		3,777,102

ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	3,996,570
5.000%, 09/01/23	200	226,486
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,251,806

TOTAL ALASKA		7,474,862

ARIZONA — (0.2%)
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,521,537
City of Tucson (GO) Series A
5.000%, 07/01/24	700	819,973
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,937,297

TOTAL ARIZONA		4,278,807

ARKANSAS — (0.6%)
Arkansas State (GO)
5.000%, 04/01/21	1,000	1,019,630
5.000%, 06/15/21	3,750	3,860,400
5.000%, 04/01/22	2,800	2,988,048
4.250%, 06/01/23	3,325	3,660,925

TOTAL ARKANSAS		11,529,003

CALIFORNIA — (2.1%)
California State (GO)
5.000%, 11/01/24	1,175	1,391,141
California State (GO)
5.000%, 08/01/25	4,915	5,976,247
5.000%, 11/01/25	1,985	2,434,344
California State (GO)
5.000%, 08/01/26	8,200	10,258,446
3.500%, 08/01/27	800	948,384
5.000%, 11/01/27	5,580	7,210,755
5.000%, 04/01/29	2,000	2,649,100

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO) Series B
5.000%, 09/01/21	250	$259,770
5.000%, 09/01/25	9,000	10,974,690
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	483,127

TOTAL CALIFORNIA		42,586,004

COLORADO — (0.9%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	446,858
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,510,237
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	2,067,955
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,714,380
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,830	2,091,543
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,624,759
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,664,971
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,965,691

TOTAL COLORADO		18,086,394

CONNECTICUT — (0.2%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,422,252

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	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	$1,648,830

TOTAL CONNECTICUT		3,071,082

DELAWARE — (0.8%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,306,720
5.000%, 02/01/29	5,000	6,676,050
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,514,317
5.000%, 10/01/23	1,290	1,467,839
Delaware State (GO) Series B
5.000%, 07/01/24	470	551,117
New Castle County (GO)
5.000%, 10/01/23	1,000	1,138,180
New Castle County (GO) Series B
5.000%, 07/15/22	700	756,742

TOTAL DELAWARE		15,410,965

DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	2,242,740
5.000%, 06/01/25	1,500	1,814,850
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	15,144,102
5.000%, 06/01/25	4,500	5,444,550
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,336,150
5.000%, 07/01/27	8,100	10,289,187

TOTAL DISTRICT OF COLUMBIA		39,271,579

FLORIDA — (2.4%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,740,089
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,205,720
Florida State (GO)
5.000%, 07/01/24	5,000	5,856,950

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series A
5.000%, 06/01/23	1,300	$1,457,781
5.000%, 06/01/24	1,400	1,634,626
5.000%, 06/01/25	6,500	7,861,035
Florida State (GO) Series B
5.000%, 06/01/23	350	392,479
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,849,590
5.000%, 06/01/27	2,000	2,564,860
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,074,750
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,419,153
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,910,531
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,475,869
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,488,400

TOTAL FLORIDA		48,931,833

GEORGIA — (3.7%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,683,463
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,360,172
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,681,298
5.000%, 07/01/27	6,090	7,845,382
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	12,294,656
5.000%, 07/01/26	9,200	11,543,240
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,890,481
5.000%, 12/01/26	3,000	3,805,950
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,693,825
5.000%, 01/01/27	2,000	2,543,220
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,827,160

202

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	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Gwinnett County School
District (GO)
5.000%, 08/01/22	1,890	$2,046,511
Henry County (GO)
5.000%, 05/01/24	1,200	1,396,992
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,960,071

TOTAL GEORGIA		74,572,421

HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	227,322
5.000%, 10/01/24	6,870	8,119,859
5.000%, 10/01/25	4,925	6,033,568
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	790,148
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	893,231
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,450,134
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,995,114
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,769,685
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,995,749
Hawaii State (GO) Series FT
5.000%, 01/01/27	10,000	12,543,600
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	6,115,150
Maui County (GO)
5.000%, 03/01/24	880	1,016,761

TOTAL HAWAII		45,950,321

IOWA — (0.1%)
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,501,181

KANSAS — (0.7%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	545,743
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,372,412

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	$506,348
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,949,400
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,378,668
5.000%, 09/01/27	1,500	1,922,280
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,381,988

TOTAL KANSAS		15,056,839

KENTUCKY — (0.9%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	6,191,888
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,595,546
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,262,251

TOTAL KENTUCKY		18,049,685

LOUISIANA — (0.8%)
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,298,300
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,783,775

TOTAL LOUISIANA		16,082,075

MAINE — (0.1%)
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,558,940

MARYLAND — (9.8%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,641,221
5.000%, 04/01/23	1,165	1,297,915
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,050,349
5.000%, 02/01/22	2,100	2,224,677

203

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CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/01/22	400	$433,196
3.000%, 11/01/24	1,000	1,100,090
5.000%, 03/01/27	5,000	6,373,150
5.000%, 11/01/27	2,175	2,820,953
5.000%, 03/01/28	4,000	5,226,360
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,818,480
Carroll County (GO)
5.000%, 11/01/20	5,450	5,450,000
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,613,350
5.000%, 10/15/22	8,060	8,807,565
5.000%, 10/15/23	2,640	3,005,429
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	6,089,391
Howard County (GO) Series A
5.000%, 02/15/28	1,220	1,592,320
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,937,522
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,609,600
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	10,130,223
Maryland State (GO) Series A
5.000%, 08/01/27	7,000	9,021,320
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,549,000
5.000%, 08/01/27	5,945	7,661,678
5.000%, 08/01/28	4,000	5,279,840
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,242,475
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	11,001,295
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,303,640
4.000%, 11/01/26	9,500	11,432,205
Prince County George’s (GO) Series A
5.000%, 07/15/24	230	270,107
5.000%, 07/15/25	17,780	21,650,528
4.000%, 07/01/26	2,000	2,391,520
3.000%, 09/15/27	10,950	12,559,869

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Prince County George’s (GO) Series B
4.000%, 03/01/22	2,480	$2,604,223
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,106,630
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	11,443,475
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,056,200

TOTAL MARYLAND		198,795,796

MASSACHUSETTS — (3.8%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	8,924,524
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,941,239
5.000%, 04/01/24	3,000	3,485,430
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	164,709
City of Woburn (GO)
4.000%, 09/01/22	350	374,118
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,186,950
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	5,725	7,497,918
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,048,697
5.000%, 04/01/23	10,000	11,138,300
5.000%, 08/01/24	1,500	1,763,400
5.000%, 04/01/26	4,000	4,972,600
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,106,896
5.000%, 11/01/27	9,000	11,637,360
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,399,004

204

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	$4,061,015
Massachusetts Bay Transportation Authority (RB) (NPFGC ) Series B
5.500%, 07/01/24	3,020	3,591,324
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,248,970
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,335,190
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,173,861

TOTAL MASSACHUSETTS		77,051,505

MICHIGAN — (0.4%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,560,446
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	527,410
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,410,720
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,024,780
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,089,050

TOTAL MICHIGAN		7,612,406

MINNESOTA — (3.9%)
City of Minneapolis (GO)
3.000%, 12/01/23	4,000	4,331,000
City of Saint Cloud (GO) Series B
5.000%, 02/01/21	1,275	1,289,726
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	881,320

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	5,000	$5,057,750
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,760,197
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	5,157,830
5.000%, 12/01/27	5,800	7,542,552
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,234,880
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,237,496
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,663,764
5.000%, 03/01/26	700	870,296
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	6,455,250
5.000%, 08/01/28	6,130	8,102,205
Minnesota State (GO) Series B
5.000%, 10/01/21	4,660	4,862,617
2.000%, 08/01/24	5,000	5,315,850
Minnesota State (GO) Series D
5.000%, 08/01/24	500	587,390
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,549,050
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,254,229
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,281,552

TOTAL MINNESOTA		79,434,954

205

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CONTINUED

	Face Amount^	Value†
	(000)
MISSISSIPPI — (1.0%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	$11,712,636
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	8,117,815

TOTAL MISSISSIPPI		19,830,451

MISSOURI — (1.4%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,015,650
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,720,588
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,203,993
5.000%, 02/01/23	3,955	4,362,049
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,243,950
5.000%, 03/01/24	4,100	4,743,126
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,735,290
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,789,915
Saint Louis County (GO)
5.000%, 02/01/24	2,680	3,092,908
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,472,480

TOTAL MISSOURI		28,379,949

MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	630,141

NEBRASKA — (0.3%)
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,758,506
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,723,752

	Face Amount^	Value†
	(000)
NEBRASKA — (Continued)
Lancaster County School District 001 (GO)
5.000%, 01/15/21	2,470	$2,493,589

TOTAL NEBRASKA		6,975,847

NEVADA — (0.2%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	503,372
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,260,979

TOTAL NEVADA		3,764,351

NEW JERSEY — (1.0%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,314,480
3.000%, 02/01/27	3,035	3,445,878
3.000%, 02/01/28	4,560	5,216,275
Montville Township (GO)
3.000%, 10/01/25	505	568,776
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,115,805
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	362,418
Township of Livingston (GO)
3.000%, 01/15/21	350	351,852
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,217,219
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	46,566
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,400,285

TOTAL NEW JERSEY		21,039,554

NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/24	1,300	1,519,180
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,539,750
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,558,440
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,079,040

206

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CONTINUED

	Face Amount^	Value†
	(000)
NEW MEXICO — (Continued)
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	$2,348,740

TOTAL NEW MEXICO		13,045,150

NEW YORK — (5.1%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,490,685
5.000%, 08/01/26	7,015	8,637,569
City of New York (GO) Series B
5.000%, 08/01/21	450	465,575
5.000%, 08/01/22	600	647,382
City of New York (GO) Series B-1
5.000%, 12/01/22	2,240	2,448,656
City of New York (GO) Series C
5.000%, 08/01/22	1,500	1,618,455
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,138,313
City of New York (GO) Series E
5.000%, 08/01/21	3,975	4,112,575
City of New York (GO) Series E
5.000%, 08/01/23	9,725	10,904,059
5.000%, 08/01/26	2,500	3,078,250
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,078,970
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,221,600
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	10,000	10,971,200
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	2,700	2,992,298
5.000%, 02/15/25	4,055	4,811,704
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	10,200	10,810,776
5.000%, 02/15/24	4,900	5,629,120
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,587,512

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	$2,208,920
5.000%, 02/15/24	9,950	11,430,560
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,034,480
5.000%, 03/15/28	2,505	3,206,625
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,329,713
5.000%, 03/15/25	3,440	4,100,067
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	338,469
Town of Huntington (GO)
2.000%, 12/01/23	100	105,056
Triborough Bridge & Tunnel Authority (RB) Series B
4.000%, 11/15/27	1,250	1,488,650

TOTAL NEW YORK		103,887,239

NORTH CAROLINA — (6.1%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,922,875
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,747,526
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,642,345
Guilford County (GO)
5.000%, 03/01/24	2,300	2,661,606
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,906,866
Guilford County (GO) Series B
5.000%, 05/01/24	6,600	7,688,472
Johnston County (GO) Series A
5.000%, 02/01/21	2,995	3,029,952
Moore County (GO)
5.000%, 06/01/22	2,740	2,945,719
New Hanover County (GO)
5.000%, 02/01/23	250	276,623
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B
6.000%, 01/01/22	9,700	10,330,888

207

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	$5,611,920
5.000%, 06/01/25	10,000	12,139,600
5.000%, 06/01/26	5,000	6,262,600
5.000%, 06/01/28	5,035	6,642,877
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,801,208
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,541,986
Wake County (GO) Series A
5.000%, 03/01/24	5,000	5,786,100
5.000%, 03/01/28	2,000	2,621,520
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,572,200
5.000%, 03/01/25	5,000	6,012,800
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,471,660

TOTAL NORTH CAROLINA		123,617,343

OHIO — (5.0%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,750,800
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,424,064
5.000%, 07/01/26	4,260	5,345,022
4.000%, 04/01/27	3,690	4,479,549
City of Columbus (GO) Series A
3.000%, 07/01/21	470	478,625
3.000%, 07/01/22	700	732,130
2.000%, 08/15/22	6,160	6,353,917
5.000%, 04/01/23	750	835,762
4.000%, 07/01/23	4,995	5,492,502
4.000%, 04/01/27	8,800	10,682,936
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,508,520
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	210,286
Ohio State (GO) Series A
3.000%, 02/01/22	500	517,135
5.000%, 08/01/22	3,000	3,247,890
Ohio State (GO) Series A
5.000%, 09/15/22	750	816,300
5.000%, 03/01/25	3,525	4,225,558

	Face Amount^	Value†
	(000)
OHIO — (Continued)
5.000%, 09/01/25	5,550	$6,773,719
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,246,920
5.000%, 08/01/23	4,025	4,545,996
5.000%, 09/15/23	1,980	2,247,617
5.000%, 08/01/24	2,970	3,487,879
5.000%, 09/01/24	2,665	3,139,770
5.000%, 09/01/27	625	805,275
5.000%, 09/15/27	1,500	1,934,520
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,041,360
5.000%, 08/01/27	6,880	8,845,685
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,661,944
Ohio State (GO) Series W
4.000%, 05/01/24	785	885,700
4.000%, 05/01/25	785	911,644
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	4,135,612

TOTAL OHIO		101,764,637

OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,086,000
City of Tulsa (GO)
5.000%, 03/01/24	10,050	11,611,870
5.000%, 03/01/26	6,250	7,729,500

TOTAL OKLAHOMA		20,427,370

OREGON — (2.8%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	794,160
City of Portland (GO) Series A
5.000%, 06/15/24	400	468,216
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	796,285
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/26	1,550	1,936,554
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	8,000	8,157,040
City of Salem (GO)
5.000%, 06/01/25	530	643,129

208

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	$1,308,057
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,990,306
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,767,329
Oregon State (GO) Series E
5.000%, 06/01/24	500	584,185
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	4,126,947
Oregon State (GO) Series A
5.000%, 05/01/21	200	204,722
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,727,665
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,926,603
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,509,665
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,410,910
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	1,000	1,168,940
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	3,055,591
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,687,711
Washington County (GO)
5.000%, 03/01/24	2,400	2,774,712
5.000%, 03/01/25	5,100	6,120,867
5.000%, 03/01/26	300	371,196

TOTAL OREGON		56,530,790

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (1.8%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	$13,834,062
Commonwealth of Pennsylvania (GO) Series 1
5.000%, 04/01/22	11,260	12,004,624
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,154,580
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,876,509
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	236,342
5.000%, 03/01/25	540	645,262
West View Municipal Authority Water Revenue (RB)
4.000%, 11/15/20	1,100	1,101,353

TOTAL PENNSYLVANIA		35,852,732

RHODE ISLAND — (0.1%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,736,738
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	741,225

TOTAL RHODE ISLAND		2,477,963

SOUTH CAROLINA — (2.4%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,312,616
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,379,807
Charleston County (GO)
5.000%, 11/01/23	1,000	1,141,770
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,233,431
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	4,064,701
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,711,985

209

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	2,020	$2,043,674
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	395,572
Clemson University (RB)
3.000%, 05/01/21	350	354,456
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,714,870
Florence School District One (GO) (SCSDE)
5.000%, 03/01/21	3,170	3,219,832
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	4,020,908
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,403,445
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,258,230
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,682,769
York County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/21	3,790	3,849,200

TOTAL SOUTH CAROLINA		47,787,266

TENNESSEE — (3.5%)
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	2,001,947
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,336,587
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	684,418
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,734,880

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	$4,715,119
Knox County (GO)
5.000%, 04/01/24	3,440	3,986,444
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,467,505
Maury County (GO)
5.000%, 04/01/21	5,105	5,205,211
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,078,690
5.000%, 01/01/26	5,840	7,212,867
5.000%, 07/01/27	3,510	4,503,225
4.000%, 07/01/28	10,000	12,297,500
Putnam County (GO)
4.000%, 04/01/23	975	1,060,352
Sumner County (GO)
5.000%, 06/01/21	110	113,034
5.000%, 12/01/23	3,395	3,889,448
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,809,519
5.000%, 02/01/27	7,720	9,839,603
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,381,420
Williamson County (GO) Series A
4.000%, 05/01/22	300	316,725

TOTAL TENNESSEE		70,634,494

TEXAS — (15.7%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,682,615
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,149,830
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	881,085
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,576,836
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,153,380
City of Amarillo (GO)
2.000%, 02/15/24	4,900	5,138,777

210

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
2.000%, 02/15/25	5,015	$5,325,729
City of Austin (GO)
5.000%, 09/01/24	1,215	1,431,452
City of Dallas (GO)
5.000%, 02/15/21	9,505	9,629,706
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	803,420
City of Denton (GO)
4.000%, 02/15/22	2,510	2,631,509
3.000%, 02/15/24	3,615	3,933,445
4.000%, 02/15/25	3,790	4,378,511
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,993,700
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	9,111,702
5.000%, 02/15/25	9,470	11,342,787
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	6,259,009
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,106,380
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,174,792
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	720	728,496
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,600,932
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,752,694
5.000%, 02/15/25	2,175	2,607,173
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,792,795
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	363,686
4.000%, 08/15/24	410	466,478
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	3,500	3,547,250

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	$2,675,024
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	587,655
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,176,140
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	683,835
4.000%, 08/15/24	500	569,685
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,224,540
5.000%, 02/15/24	3,000	3,460,140
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,353,940
Galveston County (GO)
5.000%, 02/01/22	1,000	1,059,370
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,153,020
Grayson County (GO)
5.000%, 01/01/21	1,990	2,005,303
Harris County (GO) Series A
5.000%, 10/01/23	2,900	3,297,068
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,528,819
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,085,990
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,338,456
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,152,310
5.000%, 02/15/26	7,020	8,679,107

211

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	$8,502,970
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,788,994
La Porte Independent School District (GO)
5.000%, 02/15/21	1,700	1,723,001
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,353,940
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	895	949,550
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	339,912
5.000%, 09/01/24	5,715	6,733,127
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	5,018,567
5.000%, 08/15/25	1,880	2,285,986
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,922,780
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,953,165
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,939,390
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,862,460
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,687,180

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	$403,163
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	5,429,210
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,826,069
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,184,022
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,102,280
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	11,593,556
Texas State (GO)
5.000%, 04/01/23	5,000	5,566,600
5.000%, 10/01/23	15,345	17,441,281
5.000%, 10/01/26	2,845	3,583,647
Texas State (GO) Series A
5.000%, 10/01/23	2,690	3,057,481
5.000%, 04/01/25	1,000	1,203,760
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	17,732,700
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	12,240,000
5.250%, 04/01/26	300	376,401
5.000%, 10/01/26	4,340	5,458,158
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	4,021,353
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,179,689
University of Texas System (The) (RB) Series D
5.000%, 08/15/26	2,000	2,507,120
University of Texas System (The) (RB) Series E
5.000%, 08/15/26	4,835	6,060,963
University of Texas System (The) (RB) Series J
5.000%, 08/15/25	2,500	3,050,500

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/26	1,500	$1,880,340

TOTAL TEXAS		316,553,886

UTAH — (2.5%)
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,249,369
North Davis County Sewer District (RB)
3.000%, 03/01/21	2,135	2,154,429
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,388,405
Utah State (GO)
5.000%, 07/01/22	11,285	12,176,966
5.000%, 07/01/24	12,350	14,486,427
5.000%, 07/01/26	4,450	5,586,263
Utah State (GO)
5.000%, 07/01/27	6,100	7,858,264
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,185,124
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,744,732

TOTAL UTAH		50,829,979

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,437,462
Vermont State (GO) Series C
4.000%, 08/15/23	225	248,432

TOTAL VERMONT		1,685,894

VIRGINIA — (4.9%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,257,340
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,448,435
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	4,077,348
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,118,530
5.000%, 09/01/22	2,050	2,228,247
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,178,761

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	$4,867,061
5.000%, 07/15/24	3,170	3,722,784
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,565,524
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,183,780
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,520,259
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,214,900
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	3,071,266
5.000%, 02/01/25	2,590	3,097,899
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,215,600
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,631,465
5.000%, 06/01/25	500	606,980
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,230,200
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,433,281
5.000%, 10/01/24	5,000	5,924,650
5.000%, 10/01/26	1,000	1,264,290
5.000%, 10/01/27	1,000	1,297,410
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,166,394
5.000%, 08/01/28	2,905	3,837,069
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	4,000	4,764,480
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	250	252,887
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	4,420	4,576,026

213

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
University of Virginia (RB) Series B
5.000%, 08/01/21	1,830	$1,895,313
Virginia Resources Authority (RB) Series D
5.000%, 11/01/20	745	745,000

TOTAL VIRGINIA		98,393,179

WASHINGTON — (6.2%)
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,159,785
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,166,610
5.000%, 07/01/25	900	1,087,920
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	10,789,548
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	333,222
5.000%, 07/01/24	2,265	2,651,386
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,313,591
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,521,700
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	308,985
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,040,340
4.000%, 12/01/22	2,630	2,830,353
County of Kitsap WA (GO)
5.000%, 06/01/21	200	205,516
King County (GO)
5.000%, 01/01/21	425	428,268
King County (GO) Series A
5.000%, 06/01/28	3,555	4,659,610
5.000%, 06/01/29	2,050	2,741,855
King County (GO) Series E
5.000%, 12/01/25	955	1,176,140

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	$1,257,679
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,447,674
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	4,006,240
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,040,670
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,277,984
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,651,395
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/20	2,880	2,890,714
Skagit County School District No. 103 Anacortes (GO) (SCH BD GTY)
5.000%, 12/01/20	2,245	2,253,307
Snohomish County School District No. 15 Edmonds (GO) (SCH BD GTY)
5.000%, 12/01/20	2,555	2,564,505
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,926,240
Spokane County (GO)
5.000%, 12/01/22	1,025	1,125,194
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	157,715
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	446,811
University of Washington (RB) Series A
5.000%, 07/01/22	6,505	7,019,155

214

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	$232,994
Washington State (GO) Series A
5.000%, 07/01/23	3,800	4,273,822
5.000%, 08/01/23	750	846,420
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,404,708
5.000%, 07/01/25	1,500	1,819,380
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,657,950
Washington State (GO) Series D
5.000%, 06/01/27	3,000	3,836,190
Washington State (GO) Series E
5.000%, 02/01/23	1,940	2,144,282
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,650,186
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,421,759
Washington State (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,764,301
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,936,415

TOTAL WASHINGTON		125,468,519

	Face Amount^	Value†
	(000)
WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	$571,825

WISCONSIN — (2.0%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,497,880
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	480,115
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	2,089,482
Oregon School District (GO)
3.000%, 03/01/21	430	433,814
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,925,951
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,404,362
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	9,515,342
5.000%, 05/01/24	7,720	8,981,448
5.000%, 05/01/25	7,885	9,512,070

TOTAL WISCONSIN		39,840,464

TOTAL MUNICIPAL BONDS Cost ($ 1,930,258,764)		2,022,072,777

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,930,258,764)		$2,022,072,777

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,022,072,777	—	$2,022,072,777

TOTAL	—	$2,022,072,777	—	$2,022,072,777

See accompanying Notes to Financial Statements.

215

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SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.6%)
UAB Medicine Finance Authority (RB) Series B2
5.000%, 09/01/30	200	$242,256
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	284,095

TOTAL ALABAMA		526,351

ALASKA — (0.8%)
Alaska State (GO) Series
5.000%, 08/01/36	250	325,138
Borough of Matanuska-Susitna AK
5.250%, 09/01/28	265	311,571

TOTAL ALASKA		636,709

ARIZONA — (0.1%)
Apache County Industrial Development Authority Series A
4.500%, 03/01/30	115	118,962

ARKANSAS — (0.3%)
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	258,425

CALIFORNIA — (2.9%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	316,487
California Statewide Communities Development Authority
4.125%, 03/01/34	150	167,160
City of El Cerrito (RB) (NPFGC )
5.000%, 05/01/29	250	297,270
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	290,895
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	360,804

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	$199,271
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/23	300	335,409
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	241,063
Victor Valley Transit Authority
3.000%, 07/01/37	210	221,279

TOTAL CALIFORNIA		2,429,638

COLORADO — (2.1%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	150	180,967
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	260,648
5.000%, 09/01/36	300	387,582
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	200	256,084
Sand Creek Metropolitan District (GO) (AGM) Series A
4.000%, 12/01/24	250	282,325
South Suburban Park & Recreation District
5.000%, 12/15/31	200	256,218
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	131,489

TOTAL COLORADO		1,755,313

CONNECTICUT — (0.7%)
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	627,270

216

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CONTINUED

	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (0.4%)
Washington Metropolitan
Area Transit Authority (RB)
5.000%, 07/01/31	250	$309,808

FLORIDA — (10.1%)
Central Florida Expressway Authority Series A
4.000%, 07/01/37	250	280,020
City of Gainesville Utilities System Revenue (RB) Series
5.000%, 10/01/25	1,500	1,833,540
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	328,070
County of Seminole FL Water & Sewer Revenue Series A
5.000%, 10/01/27	535	652,507
Hillsborough County School Board
5.000%, 07/01/30	500	633,000
Miami Beach Redev. Agency
5.000%, 02/01/29	325	369,067
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	300	355,908
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	353,751
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,673,001
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	290,558
Pasco County (GO) Series
5.000%, 10/01/24	570	672,725
5.000%, 10/01/25	570	696,432
School Board of Miami-Dade County/The Series A
5.000%, 05/01/31	250	293,762

TOTAL FLORIDA		8,432,341

GEORGIA — (1.9%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The (RB)
5.000%, 03/01/29	250	299,755

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	$316,638
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	475,301
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	200	246,814
Dev. Authority of Cobb County/The (RB)
4.000%, 07/15/24	195	215,736

TOTAL GEORGIA		1,554,244

HAWAII — (0.3%)
Hawaii State Airports System Revenue (RB) Series D
4.000%, 07/01/39	250	280,715

IDAHO — (0.3%)
Idaho Health Facilities Auth.
5.000%, 03/01/37	200	242,028

ILLINOIS — (5.9%)
Chicago O’Hare International Airport
5.000%, 01/01/33	290	333,100
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/27	265	289,102
DuPage & Cook Counties Township High School District No. 86 Hinsdale (GO)
5.000%, 01/15/25	500	591,340
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	500	608,545
Illinois Finance Authority (RB)
5.000%, 08/01/27	250	286,047
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	583,375
Springfield Electric Revenue
5.000%, 03/01/28	140	164,588
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	1,009,867

217

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CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Village of Schaumburg (GO) Series
4.000%, 12/01/26	500	$594,540
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
5.000%, 01/01/27	400	485,808

TOTAL ILLINOIS		4,946,312

INDIANA — (1.3%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	316,991
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	317,295
Indiana State University (RB) Series T
4.000%, 10/01/39	110	126,943
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 01/15/29	300	328,671

TOTAL INDIANA		1,089,900

IOWA — (2.9%)
Pottawattamie County (GO) Series
3.000%, 06/01/22	750	781,853
Sioux City IA
5.000%, 06/01/25	1,350	1,622,038

TOTAL IOWA		2,403,891

KENTUCKY — (1.5%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	313,794
Kentucky Bond Dev. Corp. (RB)
5.000%, 09/01/24	250	288,437
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	500	631,250

TOTAL KENTUCKY		1,233,481

	Face Amount^	Value†
	(000)
LOUISIANA — (0.4%)
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	$317,143

MAINE — (0.3%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	244,490

MASSACHUSETTS — (1.1%)
Massachusetts Dev. Finance Agency (RB) Series H
5.000%, 01/01/24	300	336,258
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	560,549

TOTAL MASSACHUSETTS		896,807

MICHIGAN — (1.0%)
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	628,520
Michigan Finance Authority
4.000%, 11/15/35	200	222,518

TOTAL MICHIGAN		851,038

MINNESOTA — (0.3%)
Plymouth Intermediate District No. 287 Series A
5.000%, 02/01/30	205	250,723

MISSISSIPPI — (0.3%)
Mississippi State (RB) Series
5.000%, 10/15/23	250	277,493

MISSOURI — (0.3%)
Missouri Dev. Finance Board (RB) Series A
5.000%, 06/01/26	250	272,803

NEBRASKA — (0.2%)
Public Power Generation Agency (RB)
5.000%, 01/01/28	165	192,492

NEVADA — (4.0%)
Clark County NV (GO) Series
5.000%, 11/01/27	1,000	1,284,380

218

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	$301,262
Nevada State (GO) Series D
5.000%, 04/01/27	1,500	1,793,985

TOTAL NEVADA		3,379,627

NEW JERSEY — (2.1%)
ATLANTIC CNTY NJ ATL 04/28 FIXED OID 3
3.000%, 04/01/28	555	598,529
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	557,010
New Jersey State (GO)
4.000%, 06/01/30	300	320,475
New Jersey Turnpike Authority (RB) Series
5.000%, 01/01/30	230	261,919

TOTAL NEW JERSEY		1,737,933

NEW YORK — (2.8%)
City of New York (GO) Series B-
5.000%, 12/01/29	500	607,905
City of Syracuse (GO) Series A
4.000%, 05/15/29	450	520,205
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	185,388
5.000%, 12/01/28	250	310,860
New York State Dormitory Authority (RB)
5.000%, 07/01/23	280	309,159
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	375,831

TOTAL NEW YORK		2,309,348

NORTH CAROLINA — (0.3%)
University of North Carolina at Greensboro (RB)
5.000%, 04/01/27	250	284,230

OHIO — (0.8%)
Akron OH Income Tax Revenue Akrgen
5.000%, 12/01/26	395	462,075

	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	$229,737

TOTAL OHIO		691,812

OKLAHOMA — (1.1%)
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	645,465
University of Oklahoma/The (RB)
5.000%, 07/01/27	215	260,344

TOTAL OKLAHOMA		905,809

OREGON — (0.8%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	115	144,899
Metro (RB)
5.000%, 06/15/30	225	279,999
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	246,568

TOTAL OREGON		671,466

PENNSYLVANIA — (5.3%)
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	313,779
Catasauqua Area School District (GO) (BAM ST AID WITHHLDG)
4.000%, 02/15/28	200	234,628
Chester County School Authority (RB)
5.000%, 03/01/28	235	281,452
City of Philadelphia Airport Revenue (RB) Series
4.000%, 07/01/36	250	283,295
Commonwealth of
Pennsylvania Series
5.000%, 03/15/28	350	415,117
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	475,488
DuBois Hospital Authority
5.000%, 07/15/32	250	298,268
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	295	364,116

219

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Higher Educational Facilities Authority Series AT-
5.000%, 06/15/30	150	$179,049
Pennsylvania Turnpike Commission (RB) Series
5.000%, 12/01/37	500	637,330
Philadelphia Gas Works Co (RB) (AGM) Series
5.000%, 08/01/28	250	321,097
Westmoreland County (GO) Series
5.000%, 08/15/29	500	636,195

TOTAL PENNSYLVANIA		4,439,814

SOUTH CAROLINA — (0.5%)
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	389,900

SOUTH DAKOTA — (1.3%)
Sioux Falls SD Sales Tax Revenue
5.000%, 11/15/26	750	940,372
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	100	109,221

TOTAL SOUTH DAKOTA		1,049,593

TEXAS — (22.6%)
Alamo Community College District
5.000%, 08/15/27	950	1,218,270
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,834,213
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,684,875
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	530	586,641
City of Austin (GO) Series A
5.000%, 09/01/24	1,200	1,413,780
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	785,120

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of El Paso (GO) Series B
5.000%, 08/15/23	455	$514,450
City of Lewisville (GO)
5.000%, 02/15/25	895	1,070,304
City of Lubbock (GO)
5.000%, 02/15/23	720	796,594
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	1,000	1,059,110
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	697,934
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	90,382
Edinburg Consolidated Independent School District (GO)
5.000%, 02/15/25	235	277,622
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	249,435
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	300	327,621
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/22	220	240,013
Harris County Municipal Utility District No. 165 (GO) (AGM)
3.000%, 03/01/24	500	538,400
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	304,430
Katy Independent School District Series D
5.000%, 02/15/25	1,000	1,199,650
Lower Colorado River Authority (RB)
5.000%, 05/15/24	320	371,014
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	277,872

220

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund Series A
5.000%, 04/01/23	1,500	$1,669,980
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	866,363
5.000%, 02/01/25	400	475,732
Washington County Junior College District (RB) (AGM)
5.000%, 10/01/24	350	409,353

TOTAL TEXAS		18,959,158

UTAH — (4.2%)
Davis School District (GO) (SCH BD GTY) Series
5.000%, 06/01/21	1,005	1,032,426
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,210,910
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	1,248,760

TOTAL UTAH		3,492,096

WASHINGTON — (12.7%)
Central Washington University (RB)
4.000%, 05/01/26	270	287,210
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	2,057,134
King County (GO) Series C
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/22)	1,295	1,396,904
Pierce County (GO)
4.000%, 08/01/24	1,360	1,543,831
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
5.000%, 12/01/26	500	633,295
Pierce County Sewer Revenue (RB)
4.000%, 08/01/28	350	431,546

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Port of Everett (RB)
4.000%, 12/01/28	215	$244,997
Snohomish County School District No 201 Snohomish
5.000%, 12/01/27	1,500	1,827,075
Washington Health Care Facilities Auth.
4.000%, 07/01/37	200	220,218
Washington State (GO)
5.000%, 08/01/31	1,000	1,207,010
Washington State (GO) Series R-2018C
5.000%, 08/01/27	625	802,619

TOTAL WASHINGTON		10,651,839

WISCONSIN — (5.5%)
City of Madison (GO) Series A
3.000%, 10/01/21	425	435,748
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	346,767
City of Milwaukee WI Series
5.000%, 04/01/26	300	365,937
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	320	399,178
Wisconsin Health & Educational Facilities Authority
5.000%, 07/01/34	220	262,629
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/22	1,500	1,606,455
Wisconsin State (GO) Series 1
5.000%, 11/01/24	1,000	1,186,140

TOTAL WISCONSIN		4,602,854

TOTAL MUNICIPAL BONDS Cost ($ 83,818,049)		83,713,856

TOTAL INVESTMENTS — (100.0%) (Cost $ 83,818,049)		$83,713,856

221

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$83,713,856	—	$83,713,856

TOTAL.	—	$83,713,856	—	$83,713,856

See accompanying Notes to Financial Statements.

222

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	1,910	$1,991,977
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	3,225	3,363,417
Bay Area Toll Authority (RB) Series F-1
5.000%, 04/01/22	1,000	1,067,450
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,005	1,072,938
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	11,660	12,448,216
Bay Area Toll Authority (RB) Series F-2
4.000%, 04/01/21	5,365	5,448,748
Berkeley Unified School District (GO) Series
5.000%, 08/01/22	3,000	3,248,190
5.000%, 08/01/23	295	333,533
Beverly Hills Unified School District (GO) Series
5.000%, 08/01/21	9,700	10,046,193
California Education Notes Program (RN) Series A
4.000%, 06/30/21	6,500	6,660,030
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	1,750	1,861,492
California State (GO)
5.000%, 11/01/20	8,000	8,000,000
5.000%, 12/01/20	1,000	1,003,720
5.000%, 02/01/21	1,900	1,922,173
5.000%, 04/01/21	795	810,606
California State (GO)
5.000%, 08/01/21	28,440	29,443,931
California State (GO)
5.000%, 09/01/21	17,955	18,656,682
5.000%, 10/01/21	17,155	17,892,837

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO)
5.000%, 11/01/21	5,500	$5,758,170
5.000%, 12/01/21	2,000	2,101,740
5.000%, 03/01/22	10,000	10,626,500
5.000%, 08/01/22	785	849,433
5.250%, 09/01/22	11,420	12,453,967
5.000%, 10/01/22	12,000	13,078,800
5.250%, 10/01/22	500	547,330
2.000%, 11/01/22	1,500	1,551,270
California State (GO) Series B
5.000%, 09/01/21	840	872,827
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,000	1,051,430
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,685,166
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,210,977
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	38,382
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	16,236,471
5.000%, 05/01/22	11,320	12,130,399
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/21	1,050	1,091,927
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	2,710,298
California State Public Works Board (RB) Series B
¤ 5.250%, 10/01/24 (Pre-refunded @ $100, 10/1/21)	550	575,372
California State University Series A
5.000%, 11/01/21	1,425	1,493,215

223

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series A
5.000%, 11/01/22	2,700	$2,958,417
Campbell Union High School District Series B
4.000%, 08/01/21	1,000	1,028,250
Carlsbad Unified School District (GO) Series A
5.000%, 08/01/21	1,160	1,201,400
Cerritos Community College District (GO) Series
4.000%, 08/01/21	1,250	1,285,313
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,251,178
Chico Unified School District (GO) Series
4.000%, 08/01/21	625	642,513
City & County of San Francisco (GO) Series D-
5.000%, 06/15/21	5,000	5,148,450
City & County of San Francisco (GO) Series R1
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,100	1,132,660
5.000%, 06/15/22	1,000	1,077,430
City of Berkeley (RN)
1.750%, 07/27/21	20,000	20,232,400
City of Campbell (GO)
3.000%, 09/01/21	1,660	1,698,429
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	14,930	15,012,861
City of Los Angeles (RN)
4.000%, 06/24/21	20,950	21,452,800
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	1,438,780
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	414,033

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB)
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	4,895	$4,895,000
4.000%, 11/01/22	3,000	3,221,190
5.000%, 11/01/22	1,345	1,471,174
¤ 5.000%, 11/01/22 (Pre-refunded @ $100, 11/1/21)	850	890,596
5.000%, 11/01/23	1,835	2,092,194
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	5,690	5,961,754
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/28 (Pre-refunded @ $100, 11/1/20)	6,200	6,200,000
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	535,795
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,829,379
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,294,613
Contra Costa Community College District (GO) Series
4.000%, 08/01/21	5,220	5,367,465
Desert Community College District (GO)
3.000%, 08/01/21	7,510	7,666,358
5.000%, 08/01/21	665	688,734
4.000%, 08/01/22	800	852,768
Desert Sands Unified School District (GO)
4.000%, 08/01/21	450	462,713
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	216,596

224

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	$1,106,633
El Segundo Unified School District (GO) Series
5.000%, 08/01/21	600	621,414
Fontana Unified School District (GO)
4.000%, 08/01/21	530	545,137
Fresno County (RN)
5.000%, 06/30/21	38,000	39,193,960
Fresno Unified School District (GO) Series
4.000%, 08/01/21	1,165	1,197,643
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/21	1,500	1,541,925
Gilroy School Facilities Financing Authority (RB) Series A-
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,390,360
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,096,213
Glendale Community College District (GO) Series
3.000%, 08/01/21	525	535,931
4.000%, 08/01/22	625	666,225
4.000%, 08/01/23	500	551,635
Hartnell Community College District (GO) Series
4.000%, 08/01/21	980	1,007,685
4.000%, 08/01/22	1,015	1,081,949
Huntington Beach City School District (GO) Series
4.000%, 08/01/21	390	401,018
4.000%, 08/01/22	180	191,873
Imperial Irrigation District Electric System Revenue (RB) Series A
¤ 5.500%, 11/01/41 (Pre-refunded @ $100, 11/1/20)	9,105	9,105,000
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	612,398
Kern High School District (GO) (AGM) Series
2.000%, 08/01/22	5,295	5,459,939

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Laguna Beach Unified School District (GO)
2.000%, 08/01/21	1,885	$1,910,221
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series
5.000%, 08/01/21	1,550	1,604,606
5.000%, 08/01/22	1,500	1,623,120
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	2,390	2,456,968
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	11,115	11,511,694
5.000%, 08/01/22	11,555	12,518,225
Los Altos Elementary School District (RN)
3.000%, 07/15/21	5,000	5,097,550
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	1,593,788
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	2,993,346
Los Angeles Community College District (GO) Series
5.000%, 08/01/23	3,350	3,783,624
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	1,585	1,790,162
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	3,125,215
Los Angeles Community College District Series B-1
5.000%, 08/01/21	15,690	16,251,074
Los Angeles County Capital Asset Leasing Corp. (RB) Series
5.000%, 12/01/20	6,350	6,373,685
5.000%, 06/01/21	3,855	3,961,783
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/21	2,470	2,546,940

225

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	9,000	$9,280,350
5.000%, 07/01/22	1,765	1,902,652
5.000%, 07/01/23	18,000	20,249,460
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/21	1,400	1,443,610
5.000%, 07/01/23	1,500	1,687,455
Los Angeles County Schools (RN) Series A-
3.000%, 02/01/21	2,200	2,214,982
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	1,675	1,727,863
5.000%, 07/01/22	675	728,352
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/21	700	717,472
5.000%, 07/01/21	1,500	1,547,340
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	3,750	3,867,337
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/21	875	902,379
Los Angeles Unified School District (GO) Series A
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	5,150	5,311,143
5.000%, 07/01/23	20,000	22,448,200
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	5,345	5,512,245
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,454,342
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	5,989,732
Los County Angeles (RN) Series A
4.000%, 06/30/21	15,000	15,373,350

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Rios Community College District (GO) Series
4.000%, 08/01/21	8,970	$9,223,402
Mammoth Unified School District (GO) Series
4.000%, 08/01/22	1,000	1,065,410
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/21	1,360	1,391,484
3.000%, 09/01/22	1,400	1,471,218
3.000%, 09/01/23	1,100	1,186,031
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	515,705
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	700	738,948
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/21	300	309,507
5.000%, 07/01/22	475	512,706
Metropolitan Water District of Southern California (GO) Series A
5.000%, 03/01/22	1,105	1,175,289
Milpitas Unified School District (RN)
3.000%, 06/30/21	5,000	5,093,100
Miracosta Community College District (GO) Series
2.000%, 08/01/21	14,155	14,344,394
4.000%, 08/01/22	3,270	3,485,689
Miracosta Community College District Series
4.000%, 08/01/23	2,000	2,203,640
Mount San Jacinto Community College District (GO) Series B
5.000%, 08/01/21	1,630	1,687,914
Napa Valley Unified School District (RAN)
4.000%, 02/26/21	3,000	3,035,010
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,209,926

226

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
North Orange County Community College District Series B
4.000%, 08/01/21	1,865	$1,917,686
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,350	1,439,046
Norwalk-La Mirada Unified School District (GO) Series
4.000%, 08/01/21	1,205	1,238,764
4.000%, 08/01/22	1,000	1,065,410
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	6,112,654
Oxnard Union High School District (GO) Series
4.000%, 08/01/22	600	639,576
Palo Alto Unified School District (GO)
5.000%, 08/01/21	1,000	1,035,690
Palomar Community College District (GO)
5.000%, 05/01/23	715	799,949
Peralta Community College District (GO) Series
5.000%, 08/01/21	9,000	9,308,790
Peralta Community College District (GO) Series A
4.000%, 08/01/23	1,515	1,666,197
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	1,992,711
Pittsburg Unified School District Financing Authority (RB) (AGM)
¤ 5.500%, 09/01/46 (Pre-refunded @ $100, 9/1/21)	1,065	1,111,935
Riverside County (RN)
4.000%, 06/30/21	38,000	38,943,160
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	778,043
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	2,985	3,095,624
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,289,769

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Community College District (GO)
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	26,875	$27,842,231
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	8,500	9,606,020
San Diego County Regional Transportation Commission (RB) Series
¤ 5.000%, 04/01/36 (Pre-refunded @ $100, 4/1/22)	1,000	1,067,600
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,360,716
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	550	563,041
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	7,395	7,935,796
San Diego Unified School District (GO) Series
5.000%, 07/01/21	11,480	11,839,898
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	2,400	2,588,424
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	13,000	13,321,750
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,249,380
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	7,820	8,066,799
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,438,164
San Francisco Bay Area Rapid Transit District Series C-1
5.000%, 08/01/24	955	1,122,698
San Francisco Unified School District (GO)
4.000%, 06/15/21	4,455	4,559,292
5.000%, 06/15/21	5,000	5,147,800

227

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series B
4.000%, 06/15/21	8,000	$8,187,280
4.000%, 06/15/22	6,000	6,366,780
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,800,522
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 03/01/21)	1,175	1,197,313
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	259,920
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	1,435	1,480,073
4.000%, 09/01/22	1,800	1,924,380
San Juan Unified School District (GO)
3.000%, 08/01/22	7,000	7,332,360
San Leandro Unified School District (GO) (BAM) Series
4.000%, 08/01/21	575	590,807
4.000%, 08/01/22	550	585,277
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	272,285
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,351,147
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	810	835,442
4.000%, 09/01/22	1,660	1,774,706
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,920	5,058,990
Santa Ana Community Redevelopment Agency Successor Agency
¤ 6.750%, 09/01/28 (Pre-refunded @ $100, 3/1/21)	1,000	1,021,520

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Barbara Unified School District (RN)
3.000%, 06/30/21	6,335	$6,453,845
Santa Clara Valley Transportation Authority Series A
5.000%, 06/01/21	675	693,698
Santa County Cruz (RN)
3.000%, 07/09/21	1,165	1,187,193
Santa Monica Community College District (GO) Series A
4.000%, 08/01/21	1,400	1,439,550
Santa Monica-Malibu Unified School District
4.000%, 08/01/21	4,500	4,627,125
Santa Monica-Malibu Unified School District Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	835	943,650
Sierra Joint Community College District
4.000%, 08/01/21	1,025	1,053,956
Simi Valley Unified School
District (GO) Series
4.000%, 08/01/22	600	639,462
Sonoma County Junior College District Series
4.000%, 08/01/21	1,000	1,028,250
Southern California Public Power Authority (RB)
Southern California Public Power Authority (RB)
5.000%, 07/01/21	4,275	4,407,874
5.000%, 07/01/22	430	464,284
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	5,010	5,253,235
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	786,413
3.000%, 08/01/23	820	882,263
State of California
State of California
5.000%, 09/01/22	11,050	12,000,190
5.000%, 10/01/22	14,500	15,803,550
5.000%, 11/01/23	7,000	7,978,880

228

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	$7,272,352
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,564,905
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	4,074,089
University of California (RB) Series BE
5.000%, 05/15/21	3,145	3,224,914
5.000%, 05/15/22	2,125	2,279,721
5.000%, 05/15/23	2,800	3,130,232
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	17,770	19,060,990
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	980,441

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County (RN)
4.000%, 06/30/21	35,300	$36,181,088
Visalia Unified School District (GO)
5.000%, 08/01/21	3,550	3,675,883
5.000%, 08/01/22	3,275	3,546,203
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/21	2,500	2,570,625
4.000%, 08/01/22	3,250	3,464,370
4.000%, 08/01/23	2,200	2,427,854
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,393,003
Western Placer Unified School District (RN)
5.000%, 06/30/21	7,000	7,221,410

TOTAL MUNICIPAL BONDS Cost ($1,018,087,226)		1,023,308,539

TOTAL INVESTMENTS — (100.0%) (Cost $1,018,087,226)		$1,023,308,539

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,023,308,539	—	$1,023,308,539

TOTAL	—	$1,023,308,539	—	$1,023,308,539

See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)

CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$246,725
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/01/21)	235	245,086
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	965	1,006,418
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	400	417,168
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	960	1,001,203
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,153,831
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	998,563
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	514,010
5.000%, 08/01/22	1,650	1,786,636
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,186,783
Azusa Unified School District (GO)
4.000%, 07/01/21	400	409,956
5.000%, 07/01/21	825	850,979
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	10,700	12,640,124
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	11,703,510

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Bay Area Toll Authority Series F-1
¤ 5.000%, 04/01/54	1,475	$1,712,283
Berkeley Unified School District (GO) Series
5.000%, 08/01/23	600	678,372
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	588,825
5.000%, 08/01/28	2,540	3,366,186
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	2,805	2,892,376
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	76,158
Burbank Unified School District (GO)
5.000%, 08/01/24	300	349,869
California Infrastructure & Economic Dev. Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	3,042,150
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	6,500	8,188,570
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	297,434
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 01/01/22)	750	795,975
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	3,905	4,153,788
California State (GO)
5.000%, 11/01/20	750	750,000
5.000%, 02/01/21	700	708,169
5.000%, 04/01/21	475	484,324
California State (GO)
5.000%, 09/01/21	4,165	4,327,768
5.000%, 10/01/21	200	208,602

230

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 09/01/22	525	$560,579
5.250%, 09/01/22	2,585	2,819,046
5.250%, 10/01/22	2,380	2,605,291
5.000%, 12/01/22	1,245	1,366,425
5.000%, 02/01/23	1,400	1,547,084
5.000%, 08/01/23	1,500	1,692,390
5.000%, 09/01/23	1,985	2,247,258
5.000%, 10/01/23	100	113,598
5.000%, 11/01/23	875	997,360
5.000%, 05/01/24	975	1,132,462
5.000%, 09/01/24	1,000	1,176,480
5.000%, 10/01/24	2,400	2,832,528
5.000%, 11/01/24	850	1,006,358
5.500%, 02/01/25	1,000	1,215,730
California State (GO)
5.000%, 08/01/25	7,775	9,453,778
5.000%, 09/01/25	840	1,024,304
5.000%, 10/01/25	1,000	1,222,900
5.000%, 11/01/25	4,000	4,905,480
3.000%, 03/01/26	3,000	3,396,750
California State (GO)
5.000%, 08/01/26	5,050	6,317,701
3.500%, 08/01/27	2,220	2,631,766
5.000%, 08/01/27	8,750	11,236,662
5.000%, 10/01/27	2,500	3,223,950
5.000%, 04/01/28	1,000	1,301,590
5.000%, 08/01/28	1,000	1,311,180
California State (GO)
5.000%, 10/01/28	6,750	8,881,987
5.000%, 04/01/29	5,000	6,622,750
California State (GO) Series B
California State (GO) Series B
5.000%, 09/01/21	2,760	2,867,861
5.000%, 09/01/23	2,285	2,586,894
5.000%, 08/01/25	3,000	3,647,760
5.000%, 08/01/26	1,000	1,251,030
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,525,896
5.000%, 12/01/23	900	1,030,779
¤ 5.000%, 12/01/24
(Pre-refunded @ $100, 06/01/24)	1,905	2,225,611
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,508,973

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32
(Pre-refunded @ $100, 06/01/23)	5,000	$5,484,200
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,631,139
5.000%, 12/01/24	1,000	1,191,570
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,359,080
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/23	3,000	3,435,930
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,449
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	7,940,482
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/21	1,740	1,809,478
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	648,056
California State University (RB) Series
5.000%, 11/01/29	1,500	2,029,770
California State University (RB) Series A
5.000%, 11/01/25	3,015	3,707,576
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	109,571
California Statewide Communities Dev. Authority (RB)
¤ 6.000%, 06/01/33
(Pre-refunded @ $100, 06/01/21)	1,295	1,337,968

231

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	$181,120
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	238,209
5.000%, 08/01/24	2,035	2,396,518
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,469,759
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	542,308
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	975,024
4.000%, 08/01/23	1,970	2,168,891
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	354,989
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	285,300
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	205,650
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,986,956
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	299,363
City & County of San Francisco (GO) Series
5.000%, 06/15/24	1,000	1,168,180
City & County of San Francisco (GO) Series D-
5.000%, 06/15/24	1,265	1,477,748
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,315	1,354,042
5.000%, 06/15/23	1,750	1,963,605
5.000%, 06/15/25	1,250	1,516,350
City of Grover Beach (GO)
5.000%, 09/01/23	360	408,438
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	641,625

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 05/15/29	375	$488,588
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,000	1,182,350
City of Oakland (GO) Series A
5.000%, 01/15/25	500	597,780
City of Pacifica COP
5.000%, 01/01/24	250	287,375
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,075,410
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	906,053
5.000%, 11/01/22	1,335	1,460,236
5.000%, 11/01/23	1,475	1,681,736
5.000%, 11/01/24	1,250	1,482,125
5.000%, 11/01/25	1,000	1,229,710
City of San Francisco Public Utilities Commission Water Revenue (RB) Series
¤ 5.000%, 11/01/23 (Pre-refunded @ $100, 11/01/20)	1,000	1,000,000
¤ 5.500%, 11/01/30 (Pre-refunded @ $100, 11/01/20)	1,000	1,000,000
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,113,168
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	875,531
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)	4,075	4,605,239
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	931,914
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	517,230
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	499,572
5.000%, 03/01/24	1,250	1,440,212

232

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	$1,580,862
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	551,011
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	537,110
5.000%, 08/01/27	150	192,857
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,088,218
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	411,300
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,049,630
Del Mar Union School District (GO) Series
4.000%, 08/01/28	240	301,018
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,107,070
Dublin Unified School District (GO)
5.000%, 08/01/22	875	947,940
5.000%, 08/01/23	1,665	1,882,482
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	715,033
East Side Union High School District (GO)
4.000%, 08/01/21	600	616,812
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	586,839
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	1,319,245
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	234,918

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	$316,573
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	123,057
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	1,630,268
4.000%, 08/01/22	875	932,715
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	293,648
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	357,435
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	973,374
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,984,238
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	112,361
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	646,290
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	254,192
Hartnell Community College District (GO) Series
4.000%, 08/01/23	500	551,635
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	310,137
Kern High School District (GO) Series A
3.000%, 08/01/26	895	1,017,526
Kern High School District (GO) Series E
3.000%, 08/01/21	465	474,681

233

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	$785,781
Liberty Union High School District (GO)
4.000%, 08/01/21	500	514,050
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	399,584
Long Beach Community College District (GO) Series
5.000%, 08/01/28	140	185,910
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	252,144
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,696,329
Los Altos Elementary School District (GO)
4.000%, 08/01/21	720	740,341
Los Angeles Community College District (GO) Series
5.000%, 08/01/23	650	734,136
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	384,010
5.000%, 08/01/24	250	293,900
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	433,416
5.000%, 08/01/25	1,240	1,512,961
5.000%, 06/01/26	2,500	3,134,425
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,096,286
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	4,587,192
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	520	536,198

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/22	870	$937,851
5.000%, 07/01/23	5,000	5,624,850
5.000%, 07/01/25	1,590	1,933,472
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,177,029
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	201,533
Los Angeles Department of Water (RB) Series A Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	4,825	5,661,607
5.000%, 07/01/25	265	323,210
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	469,382
3.000%, 07/01/26	8,425	9,655,134
5.000%, 07/01/28	750	994,035
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	3,700	4,503,122
5.000%, 07/01/26	1,000	1,255,970
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,091,190
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	1,000	1,031,290
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,856,950
Los Angeles Unified School District (GO) Series
5.000%, 07/01/23	1,000	1,122,410
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	1,556,875
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	2,220	2,583,703
5.000%, 07/01/26	2,270	2,806,605

234

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/27	1,500	$1,899,840
5.000%, 07/01/28	1,000	1,293,350
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,763,506
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,681,354
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	633,280
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	538,645
5.000%, 07/01/23	3,050	3,423,350
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	576,616
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	816,656
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	464,958
5.000%, 08/01/22	485	523,121
Mammoth Unified School District (GO) Series
4.000%, 08/01/23	1,000	1,103,270
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	1,050,462
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,217,327
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	693,574
Menlo Park City School District (GO)
4.000%, 07/01/23	500	549,800
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,938,733
5.000%, 07/01/25	200	243,932
Moreland School District (GO) Series B
5.000%, 08/01/21	500	517,730

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Moreno Valley Public Financing Authority (RB)
5.000%, 11/01/20	1,470	$1,470,000
Morongo Unified School District (GO)
3.000%, 08/01/22	480	503,050
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	117,847
5.000%, 08/01/25	80	97,865
5.000%, 08/01/26	220	277,358
5.000%, 08/01/27	120	155,478
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	880,928
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	383,932
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/23	3,025	3,440,242
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,664,900
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	264,878
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,938,047
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	474,512
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/22	1,500	1,609,440
5.000%, 08/01/24	900	1,043,055
5.000%, 08/01/26	575	705,824
Oakland Unified School District/Alameda County (GO) Series
4.000%, 08/01/22	350	369,485
4.000%, 08/01/24	500	561,030
5.000%, 08/01/25	540	647,017
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,218,880
5.000%, 08/01/25	750	898,635

235

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	$1,941,241
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	613,760
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	336,282
5.000%, 08/01/24	1,125	1,308,364
5.000%, 08/01/25	1,250	1,504,212
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,372,643
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	329,040
4.000%, 08/01/22	500	532,980
Palomar Community College District (GO)
5.000%, 05/01/21	965	987,880
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	169,593
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	261,915
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	938,520
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,271,410
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	829,112
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,402,411
Redlands Unified School District (GO)
5.000%, 07/01/26	300	377,367
5.000%, 07/01/27	500	646,390
Redwood City School District (GO)
5.000%, 08/01/27	50	64,783
5.000%, 08/01/28	85	112,874

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Reed Union School District (GO)
4.000%, 08/01/27	460	$566,251
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	558,860
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	752,182
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,289,904
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,193,820
5.000%, 12/01/25	1,000	1,237,240
5.000%, 12/01/26	300	381,624
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	569,541
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	9,089,674
5.000%, 08/15/26	1,000	1,256,150
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,084,840
5.000%, 08/15/24	1,895	2,231,135
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	503,762
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,532,011
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,650,600
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,096,811

236

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	$317,350
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,236,260
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	751,191
5.000%, 05/15/23	2,070	2,318,607
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	1,205,162
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	337,407
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	137,807
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,417,955
5.500%, 07/01/25	2,550	3,161,133
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,957,990
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	225,792
5.500%, 07/01/25	445	550,714
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,170,190
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	554,004
San Francisco Bay Area Rapid Transit District Series C-1
5.000%, 08/01/24	1,045	1,228,502
5.000%, 08/01/25	1,000	1,221,720
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	445,639

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 05/03/21)	875	$896,289
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	2,228,893
5.000%, 06/15/23	3,775	4,215,807
5.000%, 06/15/24	1,365	1,582,786
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,069,560
San Francisco Unified School District (GO)
5.000%, 06/15/21	230	236,799
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,994,787
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,625,615
San Francisco Unified School District
4.000%, 06/15/24	12,000	13,587,000
San Francisco Unified School District Series B
4.000%, 06/15/24	4,000	4,529,000
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36
(Pre-refunded @ $100, 03/01/21)	335	341,362
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,819,440
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	110,638
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,550,270
5.000%, 08/01/22	800	865,808

237

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Juan Unified School District (GO)
3.000%, 08/01/24	2,610	$2,868,912
3.000%, 08/01/25	1,475	1,656,454
3.000%, 08/01/26	3,135	3,567,975
San Juan Water District (RB)
5.000%, 02/01/26	500	621,350
San Leandro Unified School District (GO) (BAM) Series
4.000%, 08/01/24	200	226,556
4.000%, 08/01/25	125	145,480
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	274,397
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	585,027
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	532,904
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,645,200
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	428,159
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,172,190
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,134,648
5.000%, 08/01/27	3,405	4,411,688
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	762,161
Santa Monica Community College District (GO) Series A
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	677,100
5.000%, 08/01/26	105	132,376
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	293,732

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	$611,655
Southern California Public Power Authority (RB)
5.000%, 07/01/23	2,230	2,505,517
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,883,360
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	993,528
3.000%, 08/01/25	200	225,812
4.000%, 08/01/26	245	294,978
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	271,006
State of California (GO)
5.000%, 10/01/25	5,000	6,114,500
5.000%, 04/01/29	2,000	2,649,100
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40
(Pre-refunded @ $100, 10/01/23)	2,000	2,345,920
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	736,812
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	510,592
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26
(Pre-refunded @ $100, 08/01/23)	445	502,903
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31
(Pre-refunded @ $100, 08/01/21)	415	430,708
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,218,430
¤ 5.000%, 05/15/26
(Pre-refunded @ $100, 05/15/23)	400	447,088

238

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series BE
5.000%, 05/15/24	1,205	$1,402,174
University of California (RB) Series G
¤ 5.000%, 05/15/37
(Pre-refunded @ $100, 05/15/22)	305	327,158
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	517,730
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	1,156,702
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	395,511
5.000%, 08/01/24	300	352,680
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	117,848
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	445,016
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,276,573

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$627,375
5.000%, 08/01/26	545	674,508
5.000%, 08/01/27	575	727,576
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	398,741
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	183,437
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	306,177
4.000%, 08/01/23	700	772,289
Windsor Unified School District (GO)
4.000%, 08/01/26	105	126,419
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	365,029

TOTAL MUNICIPAL BONDS Cost ($ 538,415,600)		558,742,688

TOTAL INVESTMENTS — (100.0%) (Cost $ 538,415,600)		$558,742,688

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$558,742,688	—	$558,742,688

TOTAL.	—	$558,742,688	—	$558,742,688

See accompanying Notes to Financial Statements.

239

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SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 06/01/21	370	$380,097
Albany County (GO) Series A
5.000%, 09/15/21	740	770,273
Albany County (GO) Series B
5.000%, 09/15/21	350	364,319
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	2,000	2,045,100
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	304,889
Bedford Central School District (GO)
3.000%, 07/01/22	500	523,035
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,500	1,511,040
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	638,316
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	729,015
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	502,251
City of Ithaca (GO) Series A
3.000%, 02/15/21	225	226,778
City of Middletown (BAN)
1.500%, 08/26/21	1,500	1,514,910
City of New York (GO) Series
5.000%, 08/01/21	715	739,746
5.000%, 08/01/22	310	334,481
City of New York (GO) Series A
5.000%, 08/01/23	1,200	1,345,488
5.000%, 08/01/24	620	721,302
5.000%, 08/01/25	220	264,398
City of New York (GO) Series B
5.000%, 08/01/21	1,000	1,034,610

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/21	300	$310,383
City of New York (GO) Series E
5.000%, 08/01/21	625	646,631
5.000%, 08/01/23	1,000	1,121,240
City of New York (GO) Series F
5.000%, 08/01/21	300	310,383
City of New York (GO) Series F-
5.000%, 06/01/21	300	308,097
City of New York (GO) Series I-
5.000%, 03/01/22	265	280,980
City of New York (GO) Series E
5.000%, 08/01/21	350	362,114
City of New York NY Series A
5.000%, 08/01/22	1,020	1,100,549
City of New York NY Series B
5.000%, 08/01/21	875	905,284
City of Rochester (GO) Series
4.000%, 02/15/21	1,080	1,091,210
City of Rochester (GO) Series I
4.000%, 10/15/21	675	698,476
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,007,080
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,007,490
Dutchess County (GO)
4.000%, 10/01/21	850	878,356
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	551,200
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	525,770
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	235	254,049

240

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	$209,524
3.000%, 08/15/23	360	386,467
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	153,501
Herricks Union Free School District (GO) (ST AID WIHTHHLDG)
5.000%, 08/01/21	130	134,629
5.000%, 08/01/22	430	465,767
Hicksville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	475	500,365
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	454,820
Hudson Yards Infrastructure Corp. (RB)
¤ 5.750%, 02/15/47 (Pre-refunded @ $100, 2/15/21)	1,000	1,015,740
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	659,796
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	1,750	1,771,997
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	705	724,486
5.000%, 06/01/22	360	387,086
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	205,111
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,208,169
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	400	411,800

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
5.000%, 06/15/22	230	$247,731
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	152,180
Metropolitan Transportation Authority (RB) Series D
¤ 5.250%, 11/15/40 (Pre-refunded @ $100, 11/15/20)	2,000	2,003,420
Metropolitan Transportation Authority (RB) Series G
¤ 5.250%, 11/15/24 (Pre-refunded @ $100, 11/15/20)	1,500	1,502,565
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	507,000
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	766,753
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	152,949
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	415	428,268
Nassau Country Ny Nas Series B
4.000%, 12/21/20	1,250	1,256,287
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/21	505	529,684
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	252,870
New York State (GO) Series
5.000%, 03/15/22	160	170,430
5.000%, 03/01/23	2,000	2,217,880
New York State (GO) Series C
5.000%, 04/15/22	825	881,933

241

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series
5.000%, 02/15/21	1,750	$1,773,327
5.000%, 02/15/22	235	249,072
5.000%, 03/15/22	1,475	1,569,061
5.000%, 03/15/23	650	720,518
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/20	265	266,458
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	2,685	2,731,289
5.000%, 10/01/21	770	803,480
5.000%, 12/15/21	150	157,871
5.000%, 10/01/22	475	518,182
4.000%, 12/15/22	100	107,606
5.000%, 12/15/22	500	548,560
5.000%, 03/15/23	325	360,259
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,257,943
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	310	315,344
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	1,000	1,059,880
5.000%, 02/15/24	455	522,704
5.000%, 02/15/25	550	652,635
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	2,245	2,274,926
5.000%, 02/15/24	300	344,640
New York State Dormitory
Authority (RB) Series E
5.000%, 02/15/21	900	911,997
5.000%, 03/15/21	3,000	3,051,720
New York State Urban Development Corp. (RB)
5.000%, 03/15/21	500	508,620
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	550	559,482
5.000%, 03/15/22	760	808,465
5.000%, 03/15/25	1,200	1,430,256
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/21	800	813,792

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A-1
5.000%, 03/15/21	360	$366,206
New York State Urban Development Corp. Series
5.000%, 03/15/22	1,080	1,148,872
New York State Urban Development Corp.(RB)
5.000%, 03/15/22	100	106,377
Niagara County (GO)
2.000%, 12/01/21	250	254,678
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	295,468
2.000%, 12/15/23	550	577,615
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	671,027
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	546,712
Onondaga County (GO)
4.000%, 05/01/22	590	622,710
5.000%, 06/01/22	700	751,975
Onondaga County Trust for Cultural Resources (RB)
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/21)	1,135	1,193,498
Orange County (GO)
3.000%, 08/15/21	830	848,111
Orange County (GO) Series
5.000%, 03/15/21	325	330,701
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,267,238
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	137,800
Riverhead Central School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/20	585	585,936
3.000%, 03/15/22	120	124,566
2.000%, 10/15/22	280	289,694

242

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Schenectady County (GO)
5.000%, 12/15/20	800	$804,152
5.000%, 06/15/25	140	169,544
Schenectady County (GO) Series B
3.000%, 12/15/21	470	482,798
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	628,798
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	308,402
Spackenkill Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/21	665	692,265
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	505,355
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	224,767
Syosset Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/20	1,210	1,212,541
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	265,243
Town of Babylon (GO)
4.000%, 08/15/21	865	890,647
4.000%, 08/15/22	445	474,922
3.000%, 07/01/25	375	422,085
Town of Bedford (GO) Series A
3.000%, 03/15/21	455	459,650
3.000%, 03/15/25	330	367,415
Town of Brookhaven (GO) Series
3.000%, 03/15/22	650	674,732
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	557,215
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	298,981
Town of Clarence (GO)
2.000%, 08/01/21	250	253,328

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
2.250%, 08/01/24	210	$224,488
Town of East Hampton (GO) Series
5.000%, 08/15/21	580	601,733
5.000%, 08/15/22	600	651,018
Town of Eastchester (GO)
2.500%, 07/15/22	330	342,758
Town of Hempstead (GO)
5.000%, 04/15/21	270	275,740
Town of Hempstead (GO) Series A
5.000%, 06/15/21	750	771,840
Town of Hempstead (GO) Series B
5.000%, 09/15/21	2,250	2,342,047
Town of Huntington (GO)
2.000%, 12/01/23	220	231,123
Town of Huntington (GO) Series B
5.000%, 11/01/20	2,280	2,280,000
Town of Islip (GO) Series A
5.000%, 03/01/21	1,120	1,137,494
5.000%, 03/01/22	500	531,530
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	464,755
Town of North Hempstead (BAN) Series C
1.500%, 09/24/21	2,000	2,021,960
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/20	405	405,636
5.000%, 01/01/22	190	199,909
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/20	670	671,052
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	528,578
Triborough Bridge & Tunnel Authority Series B
4.000%, 11/15/20	940	941,166
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	237,618
Ulster County (GO)
2.000%, 11/15/22	240	248,662
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	531,459

243

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Village of Croton-On-Hudson (GO) Series A
3.000%, 04/01/21	300	$303,276
Village of Farmingdale (GO)
3.000%, 07/15/21	215	219,193
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	345,773
2.000%, 10/15/22	470	484,593
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,182,683
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	258,248

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	385	$396,234
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	404,728

TOTAL MUNICIPAL BONDS
Cost ($ 107,110,166)		108,433,953

TOTAL INVESTMENTS — (100.0%)
(Cost $ 107,110,166)		$108,433,953

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$108,433,953	—	$108,433,953

TOTAL.	—	$108,433,953	—	$108,433,953

See accompanying Notes to Financial Statements.

244

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SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	100	$101,155
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,150	1,163,282
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	594,516
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	396,593
City of Chaska (GO) Series B
5.000%, 02/01/21	385	389,447
5.000%, 02/01/23	180	198,484
City of Circle Pines (GO) Series B
3.000%, 02/01/21	215	216,432
City of Duluth (GO) Series D
3.000%, 02/01/21	100	100,632
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	134,406
City of Kasson (GO)
4.000%, 02/01/23	320	345,418
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	816,393
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	740,383
City of Marshall (GO) Series A
5.000%, 02/01/22	225	238,212
City of Marshall (GO) Series B
5.000%, 02/01/21	110	111,271
City of Minneapolis (GO)
3.000%, 12/01/27	3,000	3,287,070
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	434,484
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	821,562

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
City of Richfield (GO) Series A
3.000%, 02/01/24	255	$276,514
City of Rochester (GO) Series A
5.000%, 02/01/22	195	206,603
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	475,897
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	633,942
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	298,438
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	720,706
City of Shoreview (GO) Series A
3.000%, 02/01/21	290	291,931
City of Waconia (GO) Series A
3.000%, 02/01/23	450	477,265
3.000%, 02/01/26	820	927,412
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	242,979
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	148,206
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	970,442
Cook County (GO) Series A
3.000%, 02/01/21	180	181,199
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,299,947
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	632,186
Hennepin County (GO) Series A
5.000%, 12/01/22	1,125	1,235,711

245

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Hennepin County (GO) Series B
5.000%, 12/01/21	1,500	$1,577,145
Houston County (GO) Series A
5.000%, 02/01/22	375	397,020
Itasca County (GO) Series A
5.000%, 02/01/23	865	951,976
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	510	514,646
Metropolitan Council (GO) Series A
5.000%, 03/01/22	150	159,542
5.000%, 03/01/23	650	721,773
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,305,444
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	891,495
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	1,380,240
Minnesota Higher Education Facilities Authority (RB) Series K2
¤ 6.000%, 10/01/40 (Pre-refunded@ $100, 10/1/21)	450	473,148
Minnesota State (GO) Series A
5.000%, 08/01/21	700	724,927
Minnesota State (GO) Series B
5.000%, 08/01/23	1,340	1,513,450
Minnesota State (GO) Series D
5.000%, 08/01/21	100	103,561
Minnesota State (GO) Series F
5.000%, 10/01/21	205	213,934
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	670,776

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$334,461
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	158,880
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	255	269,808
3.000%, 02/01/24	255	276,430
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	812,853
Olmsted County (GO) Series A
5.000%, 02/01/24	675	777,809
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	350	354,015
5.000%, 02/01/22	100	105,833
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
2.000%, 02/01/21	300	301,266
Polk County (GO) Series A
5.000%, 02/01/22	200	211,614
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/22	500	516,680
5.000%, 02/01/22	210	222,249
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	765	773,836
Swift County (GO) Series A
3.000%, 02/01/23	215	227,429
Washington County (GO) Series A
5.000%, 02/01/21	310	313,618

246

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	$361,554
Wright County (GO) Series A
5.000%, 12/01/21	515	541,486

TOTAL MUNICIPAL BONDS Cost ($ 36,383,879)		37,268,016

TOTAL INVESTMENTS — (100.0%) (Cost $ 36,383,879)		$37,268,016

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$37,268,016	—	$37,268,016

TOTAL.	—	$37,268,016	—	$37,268,016

See accompanying Notes to Financial Statements.

247

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	$202,816
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	560,259
5.000%, 04/01/29	100	132,360
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	268,115
5.000%, 12/01/23	400	457,328
5.000%, 12/01/26	200	249,004
City of Cottage Grove (GO)
5.000%, 09/01/26	500	621,330
4.000%, 06/01/29	100	123,102
City of Eugene Electric Utility System Revenue (RB)
4.000%, 08/01/22	150	159,839
5.000%, 08/01/24	125	146,541
City of Lake Oswego (GO)
5.000%, 12/01/26	250	316,308
City of Medford (GO)
5.000%, 06/01/24	470	548,584
City of Newberg (GO)
4.000%, 12/01/25	100	117,307
City of Portland (GO) Series A
5.000%, 06/15/23	100	112,402
5.000%, 02/01/24	500	575,980
5.000%, 06/15/24	1,080	1,264,183
5.000%, 03/01/26	100	122,726
City of Portland (GO) Series B
5.000%, 06/15/23	500	562,010
5.000%, 06/15/26	100	125,318
City of Portland (GO) Series C
5.000%, 06/15/25	100	121,513
City of Portland Sewer System Revenue (RB)
5.000%, 06/15/22	580	624,619
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/23	140	157,324
5.000%, 10/01/23	225	255,949
5.000%, 05/01/24	260	302,879
5.000%, 06/15/27	700	872,375

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	$145,134
5.000%, 04/01/25	100	120,571
City of Redmond (GO) Series B
5.000%, 06/01/30	80	103,701
City of Salem (GO)
5.000%, 06/01/23	145	162,718
5.000%, 06/01/25	375	455,044
5.000%, 06/01/26	150	187,314
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	723,516
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	168,524
4.000%, 04/01/26	250	295,965
4.000%, 04/01/27	265	318,928
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	128,075
Clackamas County (GO)
5.000%, 06/01/23	500	561,095
5.000%, 06/01/24	100	116,681
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	700,086
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	262,238
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	56,131
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	114,498
5.000%, 12/01/26	230	290,531
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	500	664,360

248

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	$88,176
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	600	673,404
County of Clackamas (GO)
5.000%, 06/01/21	750	770,685
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	642,792
Jackson County (GO)
4.000%, 06/01/23	135	147,809
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	380	475,726
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	186,126
5.000%, 11/01/23	785	895,787
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	500	639,990
Multnomah County (GO)
5.000%, 06/01/24	650	758,933
5.000%, 06/01/29	250	317,655
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	224,524
5.000%, 06/15/24	155	181,128
5.000%, 06/15/25	800	970,056
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY)
¤ 5.000%, 06/30/29 (Pre-refunded@ $100, 6/30/21)	350	361,000
Oregon State (GO) Series C
5.000%, 05/01/24	400	465,664
Oregon State (GO) Series D
5.000%, 06/01/24	350	408,929

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series E
5.000%, 06/01/24	500	$584,185
Oregon State (GO) (ETM) Series L
5.000%, 05/01/21	140	143,340
Oregon State (GO)
5.000%, 06/01/22	160	172,013
¤ 5.000%, 05/01/30 (Pre-refunded@ $100, 5/1/23)	1,200	1,341,012
¤ 5.000%, 08/01/36 (Pre-refunded@ $100, 8/2/21)	100	103,582
¤ 5.000%, 08/01/43 (Pre-refunded@ $100, 8/1/24)	205	240,764
Oregon State (GO) Series N
5.000%, 08/01/23	250	282,508
Oregon State (GO) Series P
5.000%, 08/01/23	100	113,003
Oregon State (GO) Series A
5.000%, 05/01/24	400	465,664
5.000%, 05/01/29	100	133,918
Oregon State (GO) Series H
5.000%, 05/01/24	150	174,624
Oregon State (GO) Series K
5.000%, 11/01/26	340	429,865
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/20	350	350,557
5.000%, 11/15/23	125	142,784
Oregon State Lottery (RB)
¤ 5.250%, 04/01/27 (Pre-refunded@ $100, 4/1/21)	1,000	1,020,450
Portland Community College District (GO)
Portland Community College District (GO)
5.000%, 06/15/23	620	696,545
5.000%, 06/15/25	100	121,257
5.000%, 06/15/26	325	405,236
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	818,140
State of Oregon (GO) Series D
5.000%, 06/01/28	150	197,382

249

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series P
5.000%, 11/01/20	100	$100,000
State of Oregon Series H
5.000%, 08/01/23	105	118,653
State of Oregon (GO)
5.000%, 06/01/25	215	260,782
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/25	520	638,700
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	788,039
5.000%, 09/01/23	325	368,335
5.000%, 09/01/24	435	513,043
5.000%, 09/01/29	395	493,920
Tri-County Metropolitan Transportation District of Oregon (RB)
¤ 5.000%, 09/01/23 (Pre-refunded@ $100, 9/1/22)	750	814,920
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	234,810
5.000%, 06/01/22	200	215,016
4.000%, 06/01/26	110	130,915
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	178,174
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded@ $100, 6/15/24)	350	409,129

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded@ $100, 6/15/22)	300	$318,138
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	233,714
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	417,981
Washington County (GO)
5.000%, 03/01/25	510	612,087
5.000%, 03/01/26	380	470,182
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	352,737
5.000%, 10/01/24	225	266,321

TOTAL MUNICIPAL BONDS Cost ($37,933,050)		38,656,090

TOTAL INVESTMENTS — (100.0%) (Cost $37,933,050)		$38,656,090

250

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$38,656,090	—	$38,656,090

TOTAL	—	$38,656,090	—	$38,656,090

See accompanying Notes to Financial Statements.

251

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $25,004, $535, $3,210 and $5,036 of securities on loan, respectively)	$6,650,938	$5,267,931	$1,121,328	$13,167,269
Temporary Cash Investments at Value & Cost	15,211	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $25,522, $559, $3,284 and $5,141, respectively)	25,523	559	3,284	5,141
Foreign Currencies at Value	—	1,049	121	3,838
Cash	2	46,041	256	96,578
Receivables:
Investment Securities Sold	—	24,754	—	109,836
Dividends and Interest	1,416	19,565	5,613	31,938
Securities Lending Income	1	—	—	1
Fund Shares Sold	8,593	2,405	248	7,242
Unrealized Gain on Forward Currency Contracts	—	33,251	6,375	103,437
Unrealized Gain on Foreign Currency Contracts	—	—	—	130
Prepaid Expenses and Other Assets	83	48	17	110

Total Assets	6,701,767	5,395,603	1,137,242	13,525,520

LIABILITIES:
Payables:
Upon Return of Securities Loaned	25,505	548	3,283	5,142
Investment Securities Purchased	—	66,210	—	202,173
Fund Shares Redeemed	18,289	3,264	2,138	10,047
Due to Advisor	802	632	135	2,487
Unrealized Loss on Forward Currency Contracts	—	2,581	614	15,380
Unrealized Loss on Foreign Currency Contracts	—	20	—	21
Accrued Expenses and Other Liabilities	1,285	914	172	1,884

Total Liabilities	45,881	74,169	6,342	237,134

NET ASSETS	$6,655,886	$5,321,434	$1,130,900	$13,288,386

Institutional Class Shares — based on net assets of $6,655,886; $5,321,434; $1,130,900 and $13,288,386 and shares outstanding of 646,042,068, 532,286,056, 115,852,837 and 1,220,505,400, respectively	$10.30	$10.00	$9.76	$10.89

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$6,649,614	$5,238,983	$1,098,314	$13,108,724

Foreign Currencies at Cost	$—	$1,051	$122	$3,864

NET ASSETS CONSIST OF:
Paid-In Capital	$6,665,607	$5,304,676	$1,185,511	$13,298,941
Total Distributable Earnings (Loss)	(9,721)	16,758	(54,611)	(10,555)

NET ASSETS	$6,655,886	$5,321,434	$1,130,900	$13,288,386

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

252

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short-Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short-Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $15,773 of securities on loan, respectively)	$1,665,513	$2,517,352	$5,780,348	$6,183,686
Temporary Cash Investments at Value & Cost	—	5,440	8,650	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $16, 174, respectively)	—	—	—	16,175
Foreign Currencies at Value	542	—	—	730
Cash	9,505	—	—	6,781
Receivables:
Investment Securities Sold	—	—	13,593	5,204
Dividends and Interest	11,629	761	44,537	31,386
Securities Lending Income	—	—	—	2
Fund Shares Sold	1,848	1,716	9,476	7,990
Unrealized Gain on Forward Currency Contracts	20,256	—	—	22,037
Prepaid Expenses and Other Assets	35	55	84	50

Total Assets	1,709,328	2,525,324	5,856,688	6,274,041

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	16,152
Investment Securities Purchased	3,763	—	13,180	6,080
Fund Shares Redeemed	1,280	5,819	3,322	2,794
Due to Advisor	229	347	448	962
Unrealized Loss on Forward Currency Contracts	1,396	—	—	436
Unrealized Loss on Foreign Currency Contracts	1	—	—	—
Accrued Expenses and Other Liabilities	202	397	770	881

Total Liabilities	6,871	6,563	17,720	27,305

NET ASSETS	$1,702,457	$2,518,761	$5,838,968	$6,246,736

Institutional Class Shares — based on net assets of $1,702,457; $2,518,761; $5,838,968 and $6,246,736 and shares outstanding of 156,888,067, 238,511,769, 425,426,717 and 569,344,051, respectively	$10.85	$10.56	$13.72	$10.97

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,548,108	$2,516,689	$5,409,530	$6,101,478

Foreign Currencies at Cost	$547	$—	$—	$740

NET ASSETS CONSIST OF:
Paid-In Capital	$1,590,299	$2,542,574	$5,323,184	$6,189,427
Total Distributable Earnings (Loss)	112,158	(23,813)	515,784	57,309

NET ASSETS	$1,702,457	$2,518,761	$5,838,968	$6,246,736

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

253

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio *
ASSETS:
Investment Securities at Value (including $59,045, $21,009, $40,177 and $391,934 of securities on loan, respectively)	$2,108,454	$806,052	$2,544,645	$10,991,553
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $60,332, $21,469, $41,021 and $400,252, respectively)	60,338	21,469	41,025	400,297
Foreign Currencies at Value	—	49	421	1
Cash	2,469	4,953	12,825	70,545
Receivables:
Investment Securities Sold	1,181	—	—	—
Dividends and Interest	19,031	6,125	21,774	91,499
Securities Lending Income	7	2	6	63
Fund Shares Sold	1,576	587	2,409	24,006
Unrealized Gain on Forward Currency Contracts	—	2,629	11,337	4,221
Prepaid Expenses and Other Assets	42	28	—	184

Total Assets	2,193,098	841,894	2,634,442	11,582,369

LIABILITIES:
Payables:
Upon Return of Securities Loaned	60,371	21,471	41,037	400,477
Investment Securities Purchased	—	—	221,684	10,391
Fund Shares Redeemed	1,118	1,188	1,428	5,859
Due to Advisor	332	98	477	1,758
Unrealized Loss on Forward Currency Contracts	—	96	787	157
Accrued Expenses and Other Liabilities	256	130	287	1,126

Total Liabilities	62,077	22,983	265,700	419,768

NET ASSET	$2,131,021	$818,911	$2,368,742	$11,162,601

Institutional Class Shares — based on net assets of $2,131,021; $818,911; $2,368,742 and $11,162,601 and shares outstanding of 180,725,613, 80,460,608, 217,123,882 and 933,432,702, respectively	$11.79	$10.18	$10.91	$11.96

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,974,576	$787,838	$2,434,883	$10,132,271

Foreign Currencies at Cost	$—	$49	$423	$1

NET ASSETS CONSIST OF:
Paid-In Capital	$1,981,580	$807,348	$2,239,418	$10,273,710
Total Distributable Earnings (Loss)	149,441	11,563	129,324	888,891

NET ASSETS	$2,131,021	$818,911	$2,368,742	$11,162,601

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

254

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,216,240	—	—	—
Investment Securities at Value (including $0, $0, $0 and $77,768 of securities on loan, respectively)	299,651	$287,917	$5,586,513	$1,385,606
Temporary Cash Investments at Value & Cost	11,006	—	28,181	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $2, $0, $0 and $79,385, respectively)	2	—	—	79,380
Foreign Currencies at Value	—	—	—	44
Segregated Cash for Swaps Contracts	—	—	—	1,104
Cash	—	1,086	—	22,541
Receivables:
Dividends and Interest	495	355	11,963	6,916
Securities Lending Income	—	—	—	8
Fund Shares Sold	1,864	1,450	10,886	1,062
Due from Advisor	2	—	—	—
Unrealized Gain on Swap Contracts	—	—	—	5,898
Unrealized Gain on Forward Currency Contracts	—	—	—	2,453
Prepaid Expenses and Other Assets	47	26	81	30

Total Assets	1,529,307	290,834	5,637,624	1,505,042

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	79,377
Investment Securities/Affiliated Investment Companies Purchased	—	—	—	13,678
Fund Shares Redeemed	1,127	82	14,085	1,794
Due to Advisor	—	26	429	213
Segregated Cash for Swap Contracts	—	—	—	684
Unrealized Loss on Swap Contracts	—	—	—	14,995
Unrealized Loss on Forward Currency Contracts	—	—	—	511
Accrued Expenses and Other Liabilities	102	51	627	236

Total Liabilities	1,229	159	15,141	111,488

NET ASSETS	$1,528,078	$290,675	$5,622,483	$1,393,554

Institutional Class Shares — based on net assets of $1,528,078; $290,675; $5,622,483 and $1,393,554 and shares outstanding of 147,538,693, 23,908,312, 430,835,354 and 138,674,376, respectively	$10.36	$12.16	$13.05	$10.05

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,163,209	$—	$—	$—

Investment Securities at Cost	$288,676	$246,113	$5,066,818	$1,361,404

Foreign Currencies at Cost	$—	$—	$—	$44

NET ASSETS CONSIST OF:
Paid-In Capital	$1,461,830	$232,386	$5,075,971	$1,397,720
Total Distributable Earnings (Loss)	66,248	58,289	546,512	(4,166)

NET ASSETS	$1,528,078	$290,675	$5,622,483	$1,393,554

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

255

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$854,066	$156,097	$524,161	$2,605,898
Cash	4,771	3,461	1,094	2,063
Receivables:
Dividends and Interest	8,158	1,967	5,823	29,958
Fund Shares Sold	1,239	109	572	2,203
Unrealized Gain on Swap Contracts	3,871	549	—	—
Prepaid Expenses and Other Assets	30	13	14	109

Total Assets	872,135	162,196	531,664	2,640,231

LIABILITIES:
Payables:
Investment Securities Purchased	—	—	2,709	4,332
Fund Shares Redeemed	451	2,828	1,165	1,938
Due to Advisor	145	27	73	406
Due to Broker	35	—	—	—
Unrealized Loss on Swap Contracts	14,972	3,101	—	—
Accrued Expenses and Other Liabilities	146	48	84	351

Total Liabilities	15,749	6,004	4,031	7,027

NET ASSETS	$856,386	$156,192	$527,633	$2,633,204

Institutional Class Shares — based on net assets of $856,386; $156,192; $527,633 and $2,633,204 and shares outstanding of 83,884,331, 15,467,984, 50,265,787 and 258,511,181, respectively	$10.21	$10.10	$10.50	$10.19

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	1,000,000,000	1,500,000,000

Investment Securities at Cost	$813,399	$150,405	$506,745	$2,599,185

NET ASSETS CONSIST OF:
Paid-In Capital	$833,262	$155,504	$510,551	$2,626,826
Total Distributable Earnings (Loss)	23,124	688	17,082	6,378

NET ASSETS	$856,386	$156,192	$527,633	$2,633,204

See accompanying Notes to Financial Statements.

256

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$2,022,073	$83,714	$1,023,309	$558,743
Cash	4,667	14,528	11,062	5,185
Receivables:
Dividends and Interest	22,351	660	11,831	6,220
Fund Shares Sold	1,316	281	1,224	736
Deferred Offering Costs	—	57	—	—
Prepaid Expenses and Other Assets	35	27	9	17

Total Assets	2,050,442	99,267	1,047,435	570,901

LIABILITIES:
Payables:
Investment Securities Purchased	2,503	13,746	9,654	1,793
Fund Shares Redeemed	3,301	—	498	76
Due to Advisor	312	63	159	77
Accrued Expenses and Other Liabilities	261	8	154	88

Total Liabilities	6,377	13,817	10,465	2,034

NET ASSETS	$2,044,065	$85,450	$1,036,970	$568,867

Institutional Class Shares — based on net assets of $2,044,065; $85,450; $1,036,970 and $568,867 and shares outstanding of 193,210,044, 8,555,948, 100,764,406 and 52,441,573, respectively	$10.58	$9.99	$10.29	$10.85

NUMBER OF SHARES AUTHORIZED	1,500,000,000	500,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,930,259	$83,818	$1,018,087	$538,416

NET ASSETS CONSIST OF:
Paid-In Capital	$1,952,880	$85,549	$1,033,614	$548,936
Total Distributable Earnings (Loss)	91,185	(99)	3,356	19,931

NET ASSETS	$2,044,065	$85,450	$1,036,970	$568,867

See accompanying Notes to Financial Statements.

257

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$108,434	$37,268	$38,656
Cash	912	980	260
Receivables:
Dividends and Interest	1,016	403	562
Fund Shares Sold	17	2	20
Due from Advisor	—	1	8
Prepaid Expenses and Other Assets	7	8	12

Total Assets	110,386	38,662	39,518

LIABILITIES:
Payables:
Investment Securities Purchased	—	517	—
Fund Shares Redeemed	207	10	20
Due to Advisor	10	—	—
Accrued Expenses and Other Liabilities	41	32	85

Total Liabilities	258	559	105

NET ASSETS.	$110,128	$38,103	$39,413

Institutional Class Shares — based on net assets of $110,128; $38,103 and $39,413 and shares outstanding of 10,700,015, 3,755,022 and 3, 859, 737, respectively	$10.29	$10.15	$10.21

NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	$107,110	$36,384	$37,933

NET ASSETS CONSIST OF:
Paid-In Capital	$108,924	$36,866	$38,795
Total Distributable Earnings (Loss)	1,204	1,237	618

NET ASSETS	$110,128	$38,103	$39,413

See accompanying Notes to Financial Statements.

258

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$81,076	$53,078	$14,020	$89,961
Income from Securities Lending	203	12	17	7

Total Investment Income	81,279	53,090	14,037	89,968

Expenses
Investment Management Fees	10,377	7,835	1,703	32,561
Accounting & Transfer Agent Fees	1,262	976	165	2,879
Custodian Fees	152	163	54	586
Filing Fees	205	138	42	323
Shareholders’ Reports	277	189	48	581
Directors’/Trustees’ Fees & Expenses	67	48	11	128
Professional Fees	108	92	21	237
Other	161	141	30	341

Total Expenses	12,609	9,582	2,074	37,636

Fees Paid Indirectly (Note C)	—	225	20	839

Net Expenses	12,609	9,357	2,054	36,797

Net Investment Income (Loss)	68,670	43,733	11,983	53,171

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	982	(20,377)	(6,461)	(68,018)
Affiliated Investment Companies Shares Sold	22	—	2	(8)
Foreign Currency Transactions	—	(2,533)	115	(12,648)
Forward Currency Contracts	—	(58,082)	(16,347)	(239,386)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,740)	40,133	24,250	296,048
Affiliated Investment Companies Shares	(4)	—	(1)	(1)
Translation of Foreign Currency-Denominated Amounts	—	261	44	306
Forward Currency Contracts	—	62,888	10,648	190,190

Net Realized and Unrealized Gain (Loss)	(2,740)	22,290	12,250	166,483

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,930	$66,023	$24,233	$219,654

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

259

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$13,285	$17,799	$110,493	$89,880
Income from Securities Lending	—	—	—	76

Total Investment Income	13,285	17,799	110,493	89,956

Expenses
Investment Management Fees	2,681	4,019	5,213	12,282
Accounting & Transfer Agent Fees	293	518	1,098	1,245
Custodian Fees	84	44	58	205
Filing Fees	116	86	135	247
Shareholders’ Reports	67	104	213	258
Directors’/Trustees’ Fees & Expenses	13	24	49	56
Professional Fees	24	35	82	101
Previously Waived Fees Recovered by Advisor (Note C)	19	19	—	74
Other	36	53	120	140

Total Expenses	3,333	4,902	6,968	14,608

Fees Waived, Expenses Reimbursed by Advisor (Note C)	237	—	—	635
Fees Paid Indirectly (Note C)	104	—	—	68

Net Expenses	2,992	4,902	6,968	13,905

Net Investment Income (Loss)	10,293	12,897	103,525	76,051

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	11,616	543	188,250	(12,624)
Affiliated Investment Companies Shares Sold	—	—	—	10
Foreign Currency Transactions	20	—	—	516
Forward Currency Contracts	(63,182)	—	—	(85,854)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	69,147	1,261	127,352	101,788
Affiliated Investment Companies Shares	—	—	—	(4)
Translation of Foreign Currency-Denominated Amounts	(60)	—	—	231
Forward Currency Contracts	38,139	—	—	44,615

Net Realized and Unrealized Gain (Loss)	55,680	1,804	315,602	48,678

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,973	$14,701	$419,127	$124,729

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

260

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio #
Investment Income
Interest	$57,969	$14,218	$40,013	$261,680
Income from Securities Lending	193	40	193	1,434

Total Investment Income	58,162	14,258	40,206	263,114

Expenses
Investment Management Fees	3,719	1,444	4,454	19,557
Accounting & Transfer Agent Fees	361	188	350	2,018
Custodian Fees	17	32	91	112
Filing Fees	104	69	215	226
Shareholders’ Reports	79	50	73	326
Directors’/Trustees’ Fees & Expenses	16	7	15	89
Professional Fees	29	12	55	155
Previously Waived Fees Recovered by Advisor (Note C)	6	8	65	128
Other	42	19	101	212

Total Expenses	4,373	1,829	5,419	22,823

Fees Waived, Expenses Reimbursed by Advisor (Note C)	136	253	—	556
Fees Paid Indirectly (Note C)	6	10	30	37

Net Expenses	4,231	1,566	5,389	22,230

Net Investment Income (Loss)	53,931	12,692	34,817	240,884

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	31,351	(5,876)	1,604	58,689
Affiliated Investment Companies Shares Sold	(13)	—	(13)	(166)
Foreign Currency Transactions	—	(25)	(205)	165
Forward Currency Contracts	—	(12,061)	(29,694)	(19,756)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	43,455	16,189	67,367	392,132
Affiliated Investment Companies Shares	(5)	(3)	(2)	(23)
Translation of Foreign Currency-Denominated Amounts	—	26	(59)	39
Forward Currency Contracts	—	5,632	24,807	10,137

Net Realized and Unrealized Gain (Loss)	74,788	3,882	63,805	441,217

Net Increase (Decrease) in Net Assets Resulting from Operations	$128,719	$16,574	$98,622	$682,101

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

261

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio#	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$16,486	—	—	—

Total Investment Income	16,486	—	—	—

Fund Investment Income
Interest	3,833	$4,626	$82,289	$26,788
Income from Securities Lending	5	—	—	33

Total Fund Investment Income	3,838	4,626	82,289	26,821

Expenses
Investment Management Fees	1,476	250	4,763	2,625
Accounting & Transfer Agent Fees	258	31	681	322
Custodian Fees	3	3	51	68
Filing Fees	103	19	109	51
Shareholders’ Reports	36	24	179	92
Directors’/Trustees’ Fees & Expenses	11	2	47	13
Professional Fees	5	3	74	24
Previously Waived Fees Recovered by Advisor (Note C)	—	17	—	37
Other	10	8	129	50

Total Expenses	1,902	357	6,033	3,282

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,433	—	—	—
Fees Paid Indirectly (Note C)	—	1	—	13

Net Expenses	469	356	6,033	3,269

Net Investment Income (Loss)	19,855	4,270	76,256	23,552

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(357)	20,979	10,978	(7,195)
Affiliated Investment Companies Shares Sold	2,252	—	—	4
Swap Contracts	—	—	—	(10,398)
Foreign Currency Transactions	—	—	—	(320)
Forward Currency Contracts	—	—	—	(2,318)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,883	20,683	372,655	16,576
Affiliated Investment Companies Shares	27,503	—	—	(9)
Swap Contracts	—	—	—	3,898
Translation of Foreign Currency-Denominated Amounts	—	—	—	20
Forward Currency Contracts	—	—	—	5,352

Net Realized and Unrealized Gain (Loss)	38,281	41,662	383,633	5,610

Net Increase (Decrease) in Net Assets Resulting from Operations	$58,136	$45,932	$459,889	$29,162

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

262

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio	DFA Short- Term Municipal Bond Portfolio
Investment Income
Interest	$14,724	$2,228	$8,493	$28,639

Total Investment Income	14,724	2,228	8,493	28,639

Expenses
Investment Management Fees	1,683	299	959	4,856
Accounting & Transfer Agent Fees	210	48	128	515
Custodian Fees	15	2	—	23
Filing Fees	62	21	52	82
Shareholders’ Reports	36	25	33	78
Directors’/Trustees’ Fees & Expenses	7	1	4	24
Professional Fees	13	3	8	38
Previously Waived Fees Recovered by Advisor (Note C)	—	11	28	—
Other	35	64	16	57

Total Expenses	2,061	474	1,228	5,673

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	45	—
Fees Paid Indirectly (Note C)	51	21	23	73

Net Expenses	2,010	453	1,160	5,600

Net Investment Income (Loss)	12,714	1,775	7,333	23,039

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	2,257	(208)	(418)	(123)
Swap Contracts	(6,402)	(2,167)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	13,018	1,733	7,587	1,179
Swap Contracts	1,262	794	—	—

Net Realized and Unrealized Gain (Loss)	10,135	152	7,169	1,056

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,849	$1,927	$14,502	$24,095

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

263

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond PortfolioƱ	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio
Investment Income
Interest	$35,596	$22	$12,498	$8,707

Total Investment Income	35,596	22	12,498	8,707

Expenses
Investment Management Fees	3,850	13	2,136	1,013
Accounting & Transfer Agent Fees	442	1	275	140
Custodian Fees	25	—	6	2
Filing Fees	125	—	39	35
Shareholders’ Reports	66	6	39	33
Directors’/Trustees’ Fees & Expenses	19	1	10	4
Professional Fees	30	1	18	9
Organizational & Offering Costs	—	6	—	—
Previously Waived Fees Recovered by Advisor (Note C)	108	—	—	37
Other	56	—	27	15

Total Expenses	4,721	28	2,550	1,288

Fees Waived, Expenses Reimbursed by Advisor (Note C)	7	13	—	38
Fees Paid Indirectly (Note C)	61	—	40	24

Net Expenses	4,653	15	2,510	1,226

Net Investment Income (Loss)	30,943	7	9,988	7,481

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(950)	—	(1,202)	(257)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	36,549	(104)	(104)	6,748

Net Realized and Unrealized Gain (Loss)	35,599	(104)	(1,306)	6,491

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,542	$(97)	$8,682	$13,972

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
Ʊ	The Portfolio commenced operations on September 30, 2020.

See accompanying Notes to Financial Statements.

264

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio	DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$1,507	$913	$381

Total Investment Income	1,507	913	381

Expenses
Investment Management Fees	230	169	82
Accounting & Transfer Agent Fees	41	31	11
Custodian Fees	—	2	3
Filing Fees	23	19	11
Shareholders’ Reports	24	23	37
Directors’/Trustees’ Fees & Expenses	1	—	—
Professional Fees	3	2	69
Organizational & Offering Costs	—	—	51
Previously Waived Fees Recovered by Advisor (Note C)	1	1	—
Other	4	3	20

Total Expenses	327	250	284

Fees Waived, Expenses Reimbursed by Advisor (Note C)	39	34	179
Fees Paid Indirectly (Note C)	14	13	10

Net Expenses	274	203	95

Net Investment Income (Loss)	1,233	710	286

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(128)	395	(104)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	224	406	723

Net Realized and Unrealized Gain (Loss)	96	801	619

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,329	$1,511	$905

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

265

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$68,670	$175,087	$43,733	$102,228	$11,983	$19,467	$53,171	$93,996
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	982	7,758	(20,377)	(14,551)	(6,461)	(7,643)	(68,018)	(223,369)
Affiliated Investment Companies Shares Sold	22	23	—	3	2	—	(8)	—
Foreign Currency Transactions	—	—	(2,533)	(1,144)	115	(12)	(12,648)	(1,934)
Forward Currency Contracts	—	—	(58,082)	91,348	(16,347)	32,151	(239,386)	806,336
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,740)	37,497	40,133	57,063	24,250	28,079	296,048	374,136
Affiliated Investment Companies Shares	(4)	(9)	—	(2)	(1)	1	(1)	—
Translation of Foreign Currency-Denominated Amounts	—	—	261	193	44	43	306	1,187
Forward Currency Contracts	—	—	62,888	(46,587)	10,648	(10,404)	190,190	(329,331)

Net Increase (Decrease) in Net Assets Resulting from Operations	65,930	220,356	66,023	188,551	24,233	61,682	219,654	721,021

Distributions:
Institutional Class Shares	(68,850)	(170,989)	(87,479)	(141,446)	(30,567)	(37,788)	(335,646)	(619,057)
Capital Share Transactions (1):
Shares Issued	3,941,731	3,514,943	1,655,183	1,273,102	281,755	186,134	3,952,051	3,716,149
Shares Issued in Lieu of Cash Distributions	64,147	158,775	76,847	129,904	30,491	37,698	331,642	583,539
Shares Redeemed	(4,765,606)	(4,274,622)	(1,907,560)	(1,522,630)	(411,009)	(222,433)	(6,434,968)	(3,976,985)

Net Increase (Decrease) from Capital Share Transactions	(759,728)	(600,904)	(175,530)	(119,624)	(98,763)	1,399	(2,151,275)	322,703

Total Increase (Decrease) in Net Assets	(762,648)	(551,537)	(196,986)	(72,519)	(105,097)	25,293	(2,267,267)	424,667
Net Assets
Beginning of Year	7,418,534	7,970,071	5,518,420	5,590,939	1,235,997	1,210,704	15,555,653	15,130,986

End of Year	$6,655,886	$7,418,534	$5,321,434	$5,518,420	$1,130,900	$1,235,997	$13,288,386	$15,555,653

(1) Shares Issued and Redeemed:
Shares Issued	382,449	341,528	165,867	128,270	29,212	19,503	365,108	344,630
Shares Issued in Lieu of Cash Distributions	6,228	15,430	7,762	13,178	3,186	4,036	30,908	55,469
Shares Redeemed	(462,425)	(415,202)	(191,528)	(153,222)	(42,829)	(23,331)	(594,289)	(369,922)

Net Increase (Decrease) from Shares Issued and Redeemed	(73,748)	(58,244)	(17,899)	(11,774)	(10,431)	208	(198,273)	30,177

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

266

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,293	$11,077	$12,897	$45,460	$103,525	$118,378	$76,051	$103,772
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	11,616	8,592	543	(15,943)	188,250	6,761	(12,624)	(23,319)
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	10	(1)
Foreign Currency Transactions	20	(339)	—	—	—	—	516	(77)
Forward Currency Contracts	(63,182)	79,266	—	—	—	—	(85,854)	113,274
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	69,147	82,846	1,261	56,188	127,352	448,239	101,788	145,875
Affiliated Investment Companies Shares	—	—	—	—	—	—	(4)	3
Translation of Foreign Currency-Denominated Amounts	(60)	436	—	—	—	—	231	212
Forward Currency Contracts	38,139	(37,331)	—	—	—	—	44,615	(44,073)

Net Increase (Decrease) in Net Assets Resulting from Operations	65,973	144,547	14,701	85,705	419,127	573,378	124,729	295,666

Distributions:
Institutional Class Shares	(61,037)	(83,829)	(16,913)	(44,098)	(106,230)	(116,094)	(125,151)	(142,314)
Capital Share Transactions (1):
Shares Issued	714,742	523,406	1,413,234	641,748	2,091,544	1,165,957	2,148,804	2,062,765
Shares Issued in Lieu of Cash Distributions	59,290	81,438	16,492	40,238	104,227	110,257	122,157	139,001
Shares Redeemed	(563,884)	(304,226)	(1,215,611)	(721,109)	(2,280,887)	(1,086,981)	(2,557,849)	(1,471,131)

Net Increase (Decrease) from Capital Share Transactions	210,148	300,618	214,115	(39,123)	(85,116)	189,233	(286,888)	730,635

Total Increase (Decrease) in Net Assets	215,084	361,336	211,903	2,484	227,781	646,517	(287,310)	883,987
Net Assets
Beginning of Year	1,487,373	1,126,037	2,306,858	2,304,374	5,611,187	4,964,670	6,534,046	5,650,059

End of Year	$1,702,457	$1,487,373	$2,518,761	$2,306,858	$5,838,968	$5,611,187	$6,246,736	$6,534,046

(1) Shares Issued and Redeemed:
Shares Issued	67,517	50,680	133,644	61,021	153,647	93,063	197,554	191,700
Shares Issued in Lieu of Cash Distributions	5,751	8,301	1,563	3,825	7,712	8,798	11,281	13,107
Shares Redeemed	(53,523)	(29,575)	(115,031)	(68,502)	(167,856)	(87,670)	(236,085)	(137,209)

Net Increase (Decrease) from Shares Issued and Redeemed	19,745	29,406	20,176	(3,656)	(6,497)	14,191	(27,250)	67,598

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

267

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$53,931	$56,416	$12,692	$15,049	$34,817	$18,564	$240,884	$242,730
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	31,351	596	(5,876)	688	1,604	(3,435)	58,689	(26,638)
Affiliated Investment Companies Shares Sold	(13)	(4)	—	—	(13)	(3)	(166)	13
Foreign Currency Transactions	—	—	(25)	(37)	(205)	35,410	165	(111)
Forward Currency Contracts	—	—	(12,061)	14,795	(29,694)	—	(19,756)	24,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	43,455	189,030	16,189	21,583	67,367	74,421	392,132	836,659
Affiliated Investment Companies Shares	(5)	9	(3)	3	(2)	7	(23)	57
Translation of Foreign Currency-Denominated Amounts	—	—	26	32	(59)	256	39	21
Forward Currency Contracts	—	—	5,632	(6,974)	24,807	(21,664)	10,137	(10,327)

Net Increase (Decrease) in Net Assets Resulting from Operations	128,719	246,047	16,574	45,139	98,622	103,556	682,101	1,067,020

Distributions:
Institutional Class Shares	(53,409)	(55,145)	(18,598)	(16,395)	(27,050)	(35,318)	(229,667)	(241,381)
Capital Share Transactions (1):
Shares Issued	894,761	437,804	297,392	278,164	1,278,169	1,027,377	4,131,499	2,817,218
Shares Issued in Lieu of Cash Distributions	50,165	51,783	17,968	15,909	27,049	35,318	226,392	237,758
Shares Redeemed	(601,591)	(750,304)	(261,032)	(207,990)	(529,427)	(201,879)	(3,491,018)	(2,676,114)

Net Increase (Decrease) from Capital Share Transactions	343,335	(260,717)	54,328	86,083	775,791	860,816	866,873	378,862

Total Increase (Decrease) in Net Assets	418,645	(69,815)	52,304	114,827	847,363	929,054	1,319,307	1,204,501
Net Assets
Beginning of Year	1,712,376	1,782,191	766,607	651,780	1,521,379	592,325	9,843,294	8,638,793

End of Year	$2,131,021	$1,712,376	$818,911	$766,607	$2,368,742	$1,521,379	$11,162,601	$9,843,294

(1) Shares Issued and Redeemed:
Shares Issued	77,622	40,841	29,617	27,911	120,914	101,960	351,037	258,905
Shares Issued in Lieu of Cash Distributions	4,356	4,827	1,788	1,613	2,619	3,728	19,533	21,807
Shares Redeemed	(52,978)	(70,148)	(26,150)	(20,861)	(51,353)	(20,658)	(301,834)	(248,227)

Net Increase (Decrease) from Shares Issued and Redeemed	29,000	(24,480)	5,255	8,663	72,180	85,030	68,736	32,485

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

268

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,855	$20,361	$4,270	$4,943	$76,256	$99,024	$23,552	$28,809
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(357)	(360)	20,979	(1,051)	10,978	19,214	(7,195)	(6,498)
Affiliated Investment Companies Shares Sold	2,252	(338)	—	—	—	—	4	2
Swap Contracts.	—	—	—	—	—	—	(10,398)	(2,983)
Foreign Currency Transactions	—	—	—	—	—	—	(320)	(43)
Forward Currency Contracts	—	—	—	—	—	—	(2,318)	25,856
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	8,883	6,084	20,683	36,494	372,655	286,465	16,576	43,174
Affiliated Investment Companies Shares	27,503	43,274	—	—	—	—	(9)	3
Swap Contracts.	—	—	—	—	—	—	3,898	(20,599)
Translation of Foreign Currency-Denominated Amounts.	—	—	—	—	—	—	20	27
Forward Currency Contracts	—	—	—	—	—	—	5,352	(9,099)

Net Increase (Decrease) in Net Assets Resulting from Operations	58,136	69,021	45,932	40,386	459,889	404,703	29,162	58,649

Distributions:
Institutional Class Shares.	(18,821)	(20,204)	(3,208)	(5,453)	(57,432)	(96,788)	(37,127)	(38,948)
Capital Share Transactions (1):
Shares Issued	786,152	430,279	144,835	58,343	1,982,544	1,231,285	467,499	425,606
Shares Issued in Lieu of Cash Distributions	18,817	20,200	3,208	5,453	56,270	91,253	36,198	38,094
Shares Redeemed	(381,156)	(230,642)	(115,132)	(52,337)	(1,706,524)	(1,234,043)	(586,975)	(440,322)

Net Increase (Decrease) from Capital Share Transactions	423,813	219,837	32,911	11,459	332,290	88,495	(83,278)	23,378

Total Increase (Decrease) in Net Assets	463,128	268,654	75,635	46,392	734,747	396,410	(91,243)	43,079
Net Assets
Beginning of Year	1,064,950	796,296	215,040	168,648	4,887,736	4,491,326	1,484,797	1,441,718

End of Year	$1,528,078	$1,064,950	$290,675	$215,040	$5,622,483	$4,887,736	$1,393,554	$1,484,797

(1) Shares Issued and Redeemed:
Shares Issued	76,437	44,054	12,395	6,328	157,067	104,817	47,262	43,208
Shares Issued in Lieu of Cash Distributions	1,857	2,073	278	579	4,474	7,698	3,664	3,960
Shares Redeemed	(37,246)	(23,679)	(10,037)	(5,546)	(136,993)	(105,557)	(59,889)	(44,873)

Net Increase (Decrease) from Shares Issued and Redeemed	41,048	22,448	2,636	1,361	24,548	6,958	(8,963)	2,295

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

269

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Municipal Real Return Portfolio		DFA California Municipal Real Return Portfolio		DFA Municipal Bond Portfolio		DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$12,714	$14,042	$1,775	$1,914	$7,333	$7,287	$23,039	$31,974
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	2,257	(167)	(208)	(28)	(418)	(14)	(123)	(40)
Swap Contracts	(6,402)	320	(2,167)	(48)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	13,018	49,821	1,733	6,441	7,587	17,118	1,179	19,393
Swap Contracts	1,262	(25,584)	794	(3,484)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	22,849	38,432	1,927	4,795	14,502	24,391	24,095	51,327

Distributions:
Institutional Class Shares	(12,801)	(14,027)	(1,824)	(1,907)	(7,369)	(7,271)	(23,645)	(32,121)
Return of Capital	—	—	(44)	—	—	—	—	—

Total Distributions	(12,801)	(14,027)	(1,868)	(1,907)	(7,369)	(7,271)	(23,645)	(32,121)

Capital Share Transactions (1):
Shares Issued	371,317	290,520	80,234	64,370	184,158	166,180	1,175,347	1,033,600
Shares Issued in Lieu of Cash Distributions	12,787	14,011	1,868	1,907	7,325	7,226	20,544	28,928
Shares Redeemed	(421,908)	(310,504)	(61,544)	(55,958)	(180,813)	(134,143)	(1,181,386)	(1,016,742)

Net Increase (Decrease) from Capital Share Transactions	(37,804)	(5,973)	20,558	10,319	10,670	39,263	14,505	45,786

Total Increase (Decrease) in Net Assets	(27,756)	18,432	20,617	13,207	17,803	56,383	14,955	64,992
Net Assets
Beginning of Year	884,142	865,710	135,575	122,368	509,830	453,447	2,618,249	2,553,257

End of Year	$856,386	$884,142	$156,192	$135,575	$527,633	$509,830	$2,633,204	$2,618,249

(1) Shares Issued and Redeemed:
Shares Issued	37,070	29,354	8,083	6,482	17,643	16,318	115,265	101,744
Shares Issued in Lieu of Cash Distributions	1,276	1,408	186	191	702	706	2,016	2,846
Shares Redeemed	(42,955)	(31,450)	(6,330)	(5,633)	(17,449)	(13,193)	(115,956)	(100,079)

Net Increase (Decrease) from Shares Issued and Redeemed	(4,609)	(688)	1,939	1,040	896	3,831	1,325	4,511

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

270

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio	DFA California Short-Term Municipal Bond Portfolio		DFA California Intermediate-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Sep 30, 2020 Ʊ to Oct 31, 2020	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,943	$30,152	$7	$9,988	$14,721	$7,481	$7,185
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(950)	(132)	—	(1,202)	(521)	(257)	(113)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	36,549	81,331	(104)	(104)	9,345	6,748	17,427

Net Increase (Decrease) in Net Assets Resulting from Operations	66,542	111,351	(97)	8,682	23,545	13,972	24,499

Distributions:
Institutional Class Shares	(30,959)	(30,101)	(2)	(10,276)	(14,735)	(7,659)	(7,149)
Return of Capital	—	—	—	(234)	—	(69)	—

Total Distributions	(30,959)	(30,101)	(2)	(10,510)	(14,735)	(7,728)	(7,149)

Capital Share Transactions (1):
Shares Issued	618,097	764,488	86,233	312,860	386,341	187,912	163,979
Shares Issued in Lieu of Cash Distributions	29,729	28,921	2	9,989	14,141	7,612	7,052
Shares Redeemed	(709,003)	(587,680)	(686)	(512,377)	(366,699)	(152,332)	(104,499)

Net Increase (Decrease) from Capital Share Transactions	(61,177)	205,729	85,549	(189,528)	33,783	43,192	66,532

Total Increase (Decrease) in Net Assets	(25,594)	286,979	85,450	(191,356)	42,593	49,436	83,882
Net Assets
Beginning of Year	2,069,659	1,782,680	—	1,228,326	1,185,733	519,431	435,549

End of Year	$2,044,065	$2,069,659	$85,450	$1,036,970	$1,228,326	$568,867	$519,431

(1) Shares Issued and Redeemed:
Shares Issued	58,952	74,969	8,625	30,376	37,575	17,550	15,534
Shares Issued in Lieu of Cash Distributions	2,827	2,819	—	969	1,374	705	664
Shares Redeemed	(68,033)	(57,788)	(69)	(49,795)	(35,640)	(14,271)	(9,902)

Net Increase (Decrease) from Shares Issued and Redeemed	(6,254)	20,000	8,556	(18,450)	3,309	3,984	6,296

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

271

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio		DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Period Sep 10, 2019 Ʊ to Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,233	$1,503	$710	$799	$286	$14
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(128)	—	395	(16)	(104)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	224	1,739	406	2,198	723	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,329	3,242	1,511	2,981	905	14

Distributions:
Institutional Class Shares	(1,253)	(1,493)	(730)	(795)	(290)	(11)
Return of Capital	—	—	—	—	(9)	—

Total Distributions	(1,253)	(1,493)	(730)	(795)	(299)	(11)

Capital Share Transactions (1):
Shares Issued	44,688	40,618	18,722	19,440	20,069	23,898
Shares Issued in Lieu of Cash Distributions	1,253	1,493	730	795	298	11
Shares Redeemed	(57,058)	(23,123)	(56,269)	(14,600)	(4,704)	(768)

Net Increase (Decrease) from Capital Share Transactions	(11,117)	18,988	(36,817)	5,635	15,663	23,141

Total Increase (Decrease) in Net Assets	(11,041)	20,737	(36,036)	7,821	16,269	23,144
Net Assets
Beginning of Year	121,169	100,432	74,139	66,318	23,144	—

End of Year	$110,128	$121,169	$38,103	$74,139	$39,413	$23,144

(1) Shares Issued and Redeemed:
Shares Issued	4,339	3,975	1,851	1,961	1,988	2,390
Shares Issued in Lieu of Cash Distributions	122	146	72	80	29	1
Shares Redeemed	(5,570)	(2,261)	(5,545)	(1,480)	(471)	(77)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,109)	1,860	(3,622)	561	1,546	2,314

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

272

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio					DFA Two-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$10.31	$10.24	$10.29	$10.31	$10.32	$10.03	$9.95	$9.99	$9.99	$9.96

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.23	0.18	0.11	0.07	0.08	0.18	0.17	0.12	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.06	(0.06)	(0.02)	—	0.04	0.15	(0.08)	(0.03)	—

Total from Investment Operations	0.09	0.29	0.12	0.09	0.07	0.12	0.33	0.09	0.09	0.08

Less Distributions:
Net Investment Income	(0.10)	(0.22)	(0.17)	(0.11)	(0.07)	(0.15)	(0.25)	(0.13)	(0.09)	(0.05)
Net Realized Gains	—	—	—	—	(0.01)	—	—	—	—	—

Total Distributions	(0.10)	(0.22)	(0.17)	(0.11)	(0.08)	(0.15)	(0.25)	(0.13)	(0.09)	(0.05)

Net Asset Value, End of Year	$10.30	$10.31	$10.24	$10.29	$10.31	$10.00	$10.03	$9.95	$9.99	$9.99

Total Return	0.84%	2.90%	1.22%	0.86%	0.70%	1.23%	3.42%	0.87%	0.95%	0.81%

Net Assets, End of Year (thousands)	$6,655,886	$7,418,534	$7,970,071	$7,458,011	$6,985,789	$5,321,434	$5,518,420	$5,590,939	$5,201,650	$4,724,757
Ratio of Expenses to Average Net Assets	0.17%	0.18%	0.17%	0.17%	0.17%	0.17%	0.18%	0.17%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.18%	0.17%	0.17%	0.17%	0.18%	0.18%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.95%	2.22%	1.76%	1.08%	0.69%	0.80%	1.83%	1.73%	1.21%	0.79%
Portfolio Turnover Rate	83%	30%	68%	86%	64%	51%	59%	81%	121%	87%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

273

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio					DFA Five-Year Global Fixed Income Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$9.79	$9.60	$9.66	$9.72	$9.41	$10.96	$10.90	$11.03	$11.16	$11.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.15	0.15	0.17	0.17	0.04	0.07	0.11	0.18	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	0.11	0.34	(0.04)	(0.08)	0.24	0.14	0.44	(0.07)	(0.08)	0.10

Total from Investment Operations	0.21	0.49	0.11	0.09	0.41	0.18	0.51	0.04	0.10	0.28

Less Distributions:
Net Investment Income	(0.24)	(0.30)	(0.17)	(0.15)	(0.10)	(0.25)	(0.45)	(0.16)	(0.19)	(0.17)
Net Realized Gains	—	—	—	—	—	—	—	(0.01)	(0.04)	(0.03)

Total Distributions	(0.24)	(0.30)	(0.17)	(0.15)	(0.10)	(0.25)	(0.45)	(0.17)	(0.23)	(0.20)

Net Asset Value, End of Year	$9.76	$9.79	$9.60	$9.66	$9.72	$10.89	$10.96	$10.90	$11.03	$11.16

Total Return	2.20%	5.29%	1.12%	1.00%	4.44%	1.64%	4.88%	0.38%	0.95%	2.63%

Net Assets, End of Year (thousands)	$1,130,900	$1,235,997	$1,210,704	$1,137,725	$988,751	$13,288,386	$15,555,653	$15,130,986	$14,085,116	$12,597,375
Ratio of Expenses to Average Net Assets	0.17%	0.18%	0.17%	0.17%	0.17%	0.26%	0.28%	0.27%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.17%	0.18%	0.17%	0.17%	0.17%	0.27%	0.29%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.60%	1.62%	1.77%	1.75%	0.38%	0.63%	1.03%	1.66%	1.60%
Portfolio Turnover Rate	45%	62%	63%	52%	54%	47%	46%	67%	69%	41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

274

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio					DFA Short-Term Government Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$10.85	$10.45	$10.22	$10.37	$10.48	$10.57	$10.38	$10.59	$10.75	$10.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.07	0.09	0.10	0.10	0.11	0.06	0.20	0.16	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.37	1.08	0.15	0.02	0.50	0.01	0.19	(0.22)	(0.13)	0.04

Total from Investment Operations	0.44	1.17	0.25	0.12	0.61	0.07	0.39	(0.06)	(0.01)	0.15

Less Distributions:
Net Investment Income	(0.33)	(0.73)	(0.02)	(0.25)	(0.71)	(0.08)	(0.20)	(0.15)	(0.12)	(0.11)
Net Realized Gains	(0.11)	(0.04)	—	(0.02)	(0.01)	—	—	—	(0.03)	(0.04)

Total Distributions	(0.44)	(0.77)	(0.02)	(0.27)	(0.72)	(0.08)	(0.20)	(0.15)	(0.15)	(0.15)

Net Asset Value, End of Year	$10.85	$10.85	$10.45	$10.22	$10.37	$10.56	$10.57	$10.38	$10.59	$10.75

Total Return	4.28%	11.92%	2.42%	1.31%	6.26%	0.63%	3.75%	(0.60%)	(0.10%)	1.40%

Net Assets, End of Year (thousands)	$1,702,457	$1,487,373	$1,126,037	$933,640	$772,664	$2,518,761	$2,306,858	$2,304,374	$2,221,841	$2,094,510
Ratio of Expenses to Average Net Assets	0.19%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.22%	0.21%	0.21%	0.22%	0.20%	0.20%	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.66%	0.85%	0.94%	1.04%	1.09%	0.52%	1.92%	1.52%	1.17%	1.02%
Portfolio Turnover Rate	41%	49%	37%	51%	48%	85%	58%	30%	34%	51%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

275

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio					DFA Short-Term Extended Quality Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$12.99	$11.88	$12.45	$12.86	$12.67	$10.95	$10.68	$10.85	$10.90	$10.82

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.29	0.27	0.26	0.26	0.13	0.19	0.19	0.20	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.74	1.10	(0.57)	(0.39)	0.24	0.10	0.35	(0.16)	(0.07)	0.10

Total from Investment Operations	0.99	1.39	(0.30)	(0.13)	0.50	0.23	0.54	0.03	0.13	0.29

Less Distributions:
Net Investment Income	(0.26)	(0.28)	(0.26)	(0.25)	(0.25)	(0.21)	(0.27)	(0.19)	(0.18)	(0.19)
Net Realized Gains	—	—	(0.01)	(0.03)	(0.06)	—	—	(0.01)	—	(0.02)

Total Distributions	(0.26)	(0.28)	(0.27)	(0.28)	(0.31)	(0.21)	(0.27)	(0.20)	(0.18)	(0.21)

Net Asset Value, End of Year	$13.72	$12.99	$11.88	$12.45	$12.86	$10.97	$10.95	$10.68	$10.85	$10.90

Total Return	7.67%	11.81%	(2.44%)	(0.93%)	3.95%	2.13%	5.11%	0.22%	1.19%	2.70%

Net Assets, End of Year (thousands)	$5,838,968	$5,611,187	$4,964,670	$4,629,841	$3,811,636	$6,246,736	$6,534,046	$5,650,059	$5,559,764	$4,723,470
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.12%	0.12%	0.12%	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%	0.13%	0.12%	0.12%	0.12%	0.23%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.85%	2.28%	2.22%	2.06%	2.01%	1.20%	1.73%	1.76%	1.85%	1.77%
Portfolio Turnover Rate	45%	25%	16%	12%	17%	40%	51%	27%	23%	25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

276

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio					DFA Targeted Credit Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$11.29	$10.11	$10.85	$10.97	$10.67	$10.19	$9.80	$10.06	$10.08	$9.96

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.35	0.33	0.33	0.32	0.16	0.21	0.22	0.22	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.50	1.17	(0.71)	(0.11)	0.37	0.07	0.42	(0.24)	(0.03)	0.12

Total from Investment Operations	0.82	1.52	(0.38)	0.22	0.69	0.23	0.63	(0.02)	0.19	0.33

Less Distributions:
Net Investment Income	(0.32)	(0.34)	(0.33)	(0.32)	(0.34)	(0.24)	(0.24)	(0.22)	(0.21)	(0.21)
Net Realized Gains	—	—	(0.03)	(0.02)	(0.05)	(—)	—	(0.02)	—	—

Total Distributions	(0.32)	(0.34)	(0.36)	(0.34)	(0.39)	(0.24)	(0.24)	(0.24)	(0.21)	(0.21)

Net Asset Value, End of Period	$11.79	$11.29	$10.11	$10.85	$10.97	$10.18	$10.19	$9.80	$10.06	$10.08

Total Return	7.37%	15.27%	(3.53%)	2.05%	6.61%	2.32%	6.51%	(0.18%)	1.94%	3.39%

Net Assets, End of Period (thousands)	$2,131,021	$1,712,376	$1,782,191	$1,804,891	$1,414,041	$818,911	$766,607	$651,780	$514,588	$356,579
Ratio of Expenses to Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.22%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%	0.23%	0.22%	0.22%	0.22%	0.23%	0.24%	0.23%	0.23%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.80%	3.25%	3.21%	3.03%	2.99%	1.61%	2.12%	2.25%	2.25%	2.06%
Portfolio Turnover Rate	42%	19%	24%	18%	28%	35%	17%	19%	41%	21%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

277

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio				DFA Investment Grade Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Jan 11, 2018 Ʊ to Oct 31, 2018		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$10.50	$9.89	$10.00		$11.38	$10.38	$10.90	$11.04	$10.80

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20	0.20	0.15		0.28	0.29	0.27	0.25	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	0.39	0.96	(0.21)		0.57	1.00	(0.53)	(0.16)	0.25

Total from Investment Operations	0.59	1.16	(0.06)		0.85	1.29	(0.26)	0.09	0.49

Less Distributions:
Net Investment Income	(0.18)	(0.55)	(0.05)		(0.27)	(0.29)	(0.26)	(0.23)	(0.22)
Net Realized Gains	—	—	—		—	—	—	—	(0.03)

Total Distributions	(0.18)	(0.55)	(0.05)		(0.27)	(0.29)	(0.26)	(0.23)	(0.25)

Net Asset Value, End of Period	$10.91	$10.50	$9.89		$11.96	$11.38	$10.38	$10.90	$11.04

Total Return	5.69%	12.33%	(0.56	%)(B)	7.54%	12.60%	(2.38%)	0.86%	4.62%

Net Assets, End of Period (thousands)	$2,368,742	$1,521,379	$592,325		$11,162,601	$9,843,294	$8,638,793	$8,185,290	$6,193,789
Ratio of Expenses to Average Net Assets *	0.29%	0.30%	0.30	%(C)(D)(E)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29%	0.30%	0.31	%(C)(D)(E)	0.23%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.99%	1.82	%(D)(E)	2.38%	2.69%	2.55%	2.32%	2.20%
Portfolio Turnover Rate	32%	14%	68	%(B)	22%	21%	15%	18%	7%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	0.01%		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

278

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio										DFA LTIP Portfolio
	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Period Aug 10, 2016 Ʊ to Oct 31, 2016		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$10.00		$9.47		$9.76		$9.92		$10.00		$10.11	$8.47	$9.31	$9.81	$8.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.22		0.19		0.15		0.02		0.20	0.24	0.33	0.25	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.35		0.53		(0.29)		(0.16)		(0.08)		1.99	1.66	(0.83)	(0.50)	1.03

Total from Investment Operations	0.52		0.75		(0.10)		(0.01)		(0.06)		2.19	1.90	(0.50)	(0.25)	1.29

Less Distributions:
Net Investment Income	(0.16)		(0.22)		(0.19)		(0.15)		(0.02)		(0.14)	(0.22)	(0.34)	(0.24)	(0.15)
Net Realized Gains	—		—		(—)		—		—		—	(0.04)	—	(0.01)	—

Total Distributions	(0.16)		(0.22)		(0.19)		(0.15)		(0.02)		(0.14)	(0.26)	(0.34)	(0.25)	(0.15)

Net Asset Value, End of Period	$10.36		$10.00		$9.47		$9.76		$9.92		$12.16	$10.11	$8.47	$9.31	$9.81

Total Return	5.26%		7.97%		(1.05%)		(0.05%)		(0.64	%)(B)	21.75%	22.69%	(5.73%)	(2.52%)	14.90%

Net Assets, End of Period (thousands)	$1,528,078		$1,064,950		$796,296		$530,016		$112,561		$290,675	$215,040	$168,648	$124,591	$63,267
Ratio of Expenses to Average Net Assets *	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.15	%(C)	0.15	%(C)(D)(E)	0.14%	0.15%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27	%(C)	0.26	%(C)	0.29	%(C)	0.45	%(C)(D)(E)	0.14%	0.15%	0.14%	0.14%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.61%		2.21%		1.93%		1.56%		0.91	%(D)(E)	1.71%	2.52%	3.52%	2.75%	2.76%
Portfolio Turnover Rate	12%		3%		3%		5%		N/A		65%	38%	53%	2%	4%
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.11%		0.12%		0.11%		0.11%		0.11%		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

279

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio					DFA Short-Duration Real Return Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$12.03	$11.25	$11.79	$12.09	$11.54	$10.06	$9.92	$10.02	$10.02	$9.79

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.25	0.35	0.25	0.16	0.17	0.20	0.18	0.17	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.97	0.78	(0.52)	(0.29)	0.53	0.07	0.20	(0.11)	(0.03)	0.18

Total from Investment Operations	1.16	1.03	(0.17)	(0.04)	0.69	0.24	0.40	0.07	0.14	0.35

Less Distributions:
Net Investment Income	(0.13)	(0.25)	(0.37)	(0.23)	(0.13)	(0.25)	(0.26)	(0.17)	(0.14)	(0.12)
Net Realized Gains	(0.01)	—	—	(0.03)	(0.01)	—	—	—	—	—

Total Distributions	(0.14)	(0.25)	(0.37)	(0.26)	(0.14)	(0.25)	(0.26)	(0.17)	(0.14)	(0.12)

Net Asset Value, End of Year	$13.05	$12.03	$11.25	$11.79	$12.09	$10.05	$10.06	$9.92	$10.02	$10.02

Total Return	9.69%	9.16%	(1.53%)	(0.26%)	5.96%	2.43%	4.16%	0.70%	1.42%	3.67%

Net Assets, End of Year (thousands)	$5,622,483	$4,887,736	$4,491,326	$4,359,301	$3,514,067	$1,393,554	$1,484,797	$1,441,718	$1,130,418	$914,956
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.23%	0.24%	0.23%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.12%	0.12%	0.23%	0.24%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.49%	2.13%	3.01%	2.14%	1.35%	1.68%	1.98%	1.78%	1.72%	1.68%
Portfolio Turnover Rate	15%	28%	24%	16%	19%	44%	42%	39%	35%	62%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

280

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio					DFA California Municipal Real Return Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Nov 1, 2017 Ʊ to Oct 31, 2018
Net Asset Value, Beginning of Period	$9.99	$9.71	$9.94	$9.93	$9.72	$10.02	$9.80	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.16	0.15	0.13	0.12	0.12	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	0.22	0.28	(0.23)	0.01	0.21	0.08	0.21	(0.22)

Total from Investment Operations	0.37	0.44	(0.08)	0.14	0.33	0.20	0.36	(0.09)

Less Distributions:
Net Investment Income	(0.15)	(0.16)	(0.15)	(0.13)	(0.12)	(0.12)	(0.14)	(0.11)
Return of Capital	—	—	—	—	—	(0.00)*	—	—

Total Distributions	(0.15)	(0.16)	(0.15)	(0.13)	(0.12)	(0.12)	(0.14)	(0.11)

Net Asset Value, End of Period	$10.21	$9.99	$9.71	$9.94	$9.93	$10.10	$10.02	$9.80

Total Return	3.77%	4.56%	(0.86%)	1.42%	3.40%	2.04%	3.73%	(0.86	%)(B)

Net Assets, End of Period (thousands)	$856,386	$884,142	$865,710	$716,821	$473,985	$156,192	$135,575	$122,368
Ratio of Expenses to Average Net Assets	0.24%	0.23%	0.23%	0.23%	0.26%	0.27%	0.28%	0.30	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.24%	0.24%	0.24%	0.24%	0.28%	0.29%	0.32	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.51%	1.62%	1.51%	1.34%	1.19%	1.19%	1.46%	1.31	%(D)(E)
Portfolio Turnover Rate	34%	6%	8%	4%	N/A	21%	12%	2	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

281

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Municipal Bond Portfolio					DFA Short-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$10.33	$9.96	$10.18	$10.22	$10.12	$10.18	$10.10	$10.18	$10.21	$10.24

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.15	0.14	0.12	0.12	0.09	0.12	0.11	0.10	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	0.17	0.37	(0.23)	(0.04)	0.10	0.01	0.08	(0.08)	(0.03)	(0.02)

Total from Investment Operations	0.32	0.52	(0.09)	0.08	0.22	0.10	0.20	0.03	0.07	0.07

Less Distributions:
Net Investment Income	(0.15)	(0.15)	(0.13)	(0.12)	(0.12)	(0.09)	(0.12)	(0.11)	(0.10)	(0.10)

Total Distributions	(0.15)	(0.15)	(0.13)	(0.12)	(0.12)	(0.09)	(0.12)	(0.11)	(0.10)	(0.10)

Net Asset Value, End of Period	$10.50	$10.33	$9.96	$10.18	$10.22	$10.19	$10.18	$10.10	$10.18	$10.21

Total Return	3.11%	5.28%	(0.84%)	0.76%	2.22%	1.02%	2.03%	0.28%	0.67%	0.68%

Net Assets, End of Period (thousands)	$527,633	$509,830	$453,447	$351,938	$220,721	$2,633,204	$2,618,249	$2,553,257	$2,531,941	$2,103,981
Ratio of Expenses to Average Net Assets	0.23%	0.22%	0.23%	0.23%	0.23%	0.22%	0.23%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%	0.25%	0.24%	0.24%	0.25%	0.22%	0.23%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.51%	1.38%	1.17%	1.13%	0.88%	1.22%	1.08%	0.96%	0.92%
Portfolio Turnover Rate	33%	13%	11%	8%	2%	140%	90%	31%	16%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

282

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Municipal Bond Portfolio					DFA Selective State Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Period Sep 30, 2020 Ʊ to Oct 31, 2020
Net Asset Value, Beginning of Period	$10.38	$9.93	$10.19	$10.25	$10.17	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.16	0.15	0.14	0.14	—
Net Gains (Losses) on Securities (Realized and Unrealized)	0.20	0.45	(0.26)	(0.06)	0.09	(0.01)

Total from Investment Operations	0.36	0.61	(0.11)	0.08	0.23	(0.01)

Less Distributions:
Net Investment Income	(0.16)	(0.16)	(0.15)	(0.14)	(0.15)	(—)

Total Distributions	(0.16)	(0.16)	(0.15)	(0.14)	(0.15)	—

Net Asset Value, End of Period	$10.58	$10.38	$9.93	$10.19	$10.25	$9.99

Total Return	3.47%	6.17%	(1.08%)	0.75%	2.23%	(0.10	%)(B)

Net Assets, End of Period (thousands)	$2,044,065	$2,069,659	$1,782,680	$1,667,648	$1,264,647	$85,450
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.22%	0.23%	0.23%	0.23	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.23%	0.23%	0.22%	0.23%	0.22%	0.34	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.50%	1.57%	1.51%	1.35%	1.34%	0.11	%(D)(E)
Portfolio Turnover Rate	31%	12%	6%	4%	3%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

283

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio					DFA California Intermediate-Term Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$10.30	$10.23	$10.31	$10.33	$10.34	$10.72	$10.33	$10.58	$10.62	$10.56

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.12	0.11	0.09	0.09	0.15	0.16	0.15	0.14	0.15
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.01)	0.07	(0.09)	(0.02)	(0.01)	0.13	0.38	(0.25)	(0.04)	0.07

Total from Investment Operations	0.08	0.19	0.02	0.07	0.08	0.28	0.54	(0.10)	0.10	0.22

Less Distributions:
Net Investment Income	(0.09)	(0.12)	(0.10)	(0.09)	(0.09)	(0.15)	(0.15)	(0.15)	(0.14)	(0.16)
Return of Capital	(0.00)*	—	—	—	—	(0.00)*	—	—	—	—

Total Distributions	(0.09)	(0.12)	(0.10)	(0.09)	(0.09)	(0.15)	(0.15)	(0.15)	(0.14)	(0.16)

Net Asset Value, End of Year	$10.29	$10.30	$10.23	$10.31	$10.33	$10.85	$10.72	$10.33	$10.58	$10.62

Total Return	0.82%	1.88%	0.22%	0.68%	0.79%	2.66%	5.30%	(0.96%)	0.97%	2.10%

Net Assets, End of Year (thousands)	$1,036,970	$1,228,326	$1,185,733	$1,031,539	$880,209	$568,867	$519,431	$435,549	$347,302	$255,893
Ratio of Expenses to Average Net Assets	0.22%	0.23%	0.22%	0.22%	0.22%	0.23%	0.22%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%	0.24%	0.22%	0.22%	0.22%	0.23%	0.24%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.87%	1.19%	1.02%	0.88%	0.84%	1.38%	1.47%	1.45%	1.36%	1.42%
Portfolio Turnover Rate	83%	97%	39%	19%	20%	33%	19%	7%	7%	4%
See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

284

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA NY Municipal Bond Portfolio					DFA MN Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jul 25, 2017 Ʊ to Oct 31, 2017
Net Asset Value, Beginning of Period	$10.26	$10.10	$10.24	$10.25	$10.14	$10.05	$9.73	$9.95	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11	0.14	0.12	0.11	0.11	0.11	0.11	0.11	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	0.03	0.15	(0.14)	(0.01)	0.12	0.10	0.32	(0.22)	(0.05)

Total from Investment Operations	0.14	0.29	(0.02)	0.10	0.23	0.21	0.43	(0.11)	(0.03)

Less Distributions:
Net Investment Income	(0.11)	(0.13)	(0.12)	(0.11)	(0.12)	(0.11)	(0.11)	(0.11)	(0.02)

Total Distributions	(0.11)	(0.13)	(0.12)	(0.11)	(0.12)	(0.11)	(0.11)	(0.11)	(0.02)

Net Asset Value, End of Period	$10.29	$10.26	$10.10	$10.24	$10.25	$10.15	$10.05	$9.73	$9.95

Total Return	1.39%	2.92%	(0.20%)	0.94%	2.29%	2.13%	4.47%	(1.16%)	(0.28	%)(B)

Net Assets, End of Period (thousands)	$110,128	$121,169	$100,432	$91,204	$57,581	$38,103	$74,139	$66,318	$61,259
Ratio of Expenses to Average Net Assets	0.24%	0.23%	0.25%	0.25%	0.25%	0.30%	0.30%	0.32%	0.24	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.28%	0.29%	0.25%	0.25%	0.34%	0.37%	0.38%	0.38%	0.37	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.07%	1.32%	1.20%	1.06%	1.10%	1.05%	1.14%	1.09%	0.96	%(D)(E)
Portfolio Turnover Rate	91%	40%	27%	15%	1%	27%	14%	14%	N/A	(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

285

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Oregon Municipal Bond Portfolio
	Year Ended Oct 31, 2020	Period Sep 10, 2019 Ʊ to Oct 31, 2019
Net Asset Value, Beginning of Period	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21	(0.01)

Total from Investment Operations	0.30	—

Less Distributions:
Net Investment Income	(0.09)	(—)
Return of Capital	(0.00)*	—

Total Distributions	(0.09)	—

Net Asset Value, End of Period	$10.21	$10.00

Total Return	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.29%	0.32	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.87%	0.65	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	0.87%	0.47	%(D)(E)
Portfolio Turnover Rate	11%	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

286

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, of which twenty-seven (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of October 31, 2020, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 10/31/20
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	9%
	DFA Intermediate Government Fixed Income Portfolio	13%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

287

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

288

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA’s are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

289

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.14	%*
DFA Two-Year Global Fixed Income Portfolio	0.14	%*
DFA Selectively Hedged Global Fixed Income Portfolio	0.14	%*
DFA Five-Year Global Fixed Income Portfolio	0.23	%*
DFA World ex U.S. Government Fixed Income Portfolio	0.17	%*
DFA Short-Term Government Portfolio	0.16	%*
DFA Intermediate Government Fixed Income Portfolio	0.09	%*
DFA Short-Term Extended Quality Portfolio	0.19	%*
DFA Intermediate-Term Extended Quality Portfolio	0.19	%*
DFA Targeted Credit Portfolio	0.18	%*
DFA Global Core Plus Fixed Income Portfolio	0.24	%*
DFA Investment Grade Portfolio	0.19	%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09	%*
DFA Short-Duration Real Return Portfolio	0.19	%*
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.19	%*
DFA Short-Term Municipal Bond Portfolio	0.19	%*
DFA Intermediate-Term Municipal Bond Portfolio	0.19	%*
DFA Selective State Municipal Bond Portfolio	0.20%
DFA California Short-Term Municipal Bond Portfolio	0.19	%*
DFA California Intermediate-Term Municipal Bond Portfolio	0.19	%*
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
DFA One-Year Fixed Income Portfolio	0.15%	0.14%
DFA Two-Year Global Fixed Income Portfolio	0.15%	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.15%	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.25%	0.22%
DFA World ex U.S. Government Fixed Income Portfolio	0.18%	0.17%
DFA Short-Term Government Portfolio	0.17%	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.10%	0.09%
DFA Short-Term Extended Quality Portfolio	0.20%	0.19%
DFA Intermediate-Term Extended Quality Portfolio	0.20%	0.19%
DFA Targeted Credit Portfolio	0.19%	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.25%	0.24%
DFA Investment Grade Portfolio	0.20%	0.19%
DFA Inflation-Protected Securities Portfolio	0.10%	0.09%
DFA Short-Duration Real Return Portfolio	0.20%	0.18%

290

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
DFA Municipal Bond Portfolio	0.20%	0.18%
DFA Short-Term Municipal Bond Portfolio	0.20%	0.18%
DFA Intermediate-Term Municipal Bond Portfolio	0.20%	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.20%	0.18%
DFA California Intermediate-Term Municipal Bond Portfolio	0.20%	0.18%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$19	$237	$604
DFA Short-Term Government Portfolio (2)	0.20%	19	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.22%	74	635	1,620
DFA Intermediate-Term Extended Quality Portfolio (1)	0.22%	6	136	326
DFA Targeted Credit Portfolio (1)	0.20%	8	253	667
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	65	—	—
DFA Investment Grade Portfolio (4)	0.22%	128	556	1,564
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	1,433	3,332
DFA LTIP Portfolio (1)	0.15%	17	—	1
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	37	—	—

291

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	$11	—	—
DFA Municipal Bond Portfolio (1)	0.23%	28	$45	$159
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	108	7	7
DFA Selective State Municipal Bond Portfolio (1)	0.23%	—	13	13
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	37	38	68
DFA NY Municipal Bond Portfolio (1)	0.25%	1	39	91
DFA MN Municipal Bond Portfolio (1)	0.32%	1	34	114
DFA Oregon Municipal Bond Portfolio (1)	0.32%	—	179	189

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

292

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$225
DFA Selectively Hedged Global Fixed Income Portfolio	20
DFA Five-Year Global Fixed Income Portfolio	839
DFA World ex U.S. Government Fixed Income Portfolio	104
DFA Short-Term Extended Quality Portfolio	68
DFA Intermediate-Term Extended Quality Portfolio	6
DFA Targeted Credit Portfolio	10
DFA Global Core Plus Fixed Income Portfolio	30
DFA Investment Grade Portfolio	37
DFA LTIP Portfolio	1
DFA Short-Duration Real Return Portfolio	13
DFA Municipal Real Return Portfolio	51
DFA California Municipal Real Return Portfolio	21
DFA Municipal Bond Portfolio	23
DFA Short-Term Municipal Bond Portfolio	73
DFA Intermediate-Term Municipal Bond Portfolio	61
DFA California Short-Term Municipal Bond Portfolio	40
DFA California Intermediate-Term Municipal Bond Portfolio	24
DFA NY Municipal Bond Portfolio	14
DFA MN Municipal Bond Portfolio	13
DFA Oregon Municipal Bond Portfolio	10

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$422
DFA Two-Year Global Fixed Income Portfolio	333
DFA Selectively Hedged Global Fixed Income Portfolio	35
DFA Five-Year Global Fixed Income Portfolio	391
DFA World ex U.S. Government Fixed Income Portfolio	18
DFA Short-Term Government Portfolio	91
DFA Intermediate Government Fixed Income Portfolio	153
DFA Short-Term Extended Quality Portfolio	119

293

DFA Intermediate-Term Extended Quality Portfolio	$38
DFA Targeted Credit Portfolio	7
DFA Global Core Plus Fixed Income Portfolio	6
DFA Investment Grade Portfolio	128
DFA Diversified Fixed Income Portfolio	8
DFA LTIP Portfolio	2
DFA Inflation-Protected Securities Portfolio	116
DFA Short-Duration Real Return Portfolio	18
DFA Municipal Real Return Portfolio	9
DFA California Municipal Real Return Portfolio	1
DFA Municipal Bond Portfolio	5
DFA Short-Term Municipal Bond Portfolio	93
DFA Intermediate-Term Municipal Bond Portfolio	26
DFA Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	27
DFA California Intermediate-Term Municipal Bond Portfolio	6
DFA NY Municipal Bond Portfolio	1
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	—

E.Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$1,095,092	$603,652	$858,468	$2,218,276
DFA Two-Year Global Fixed Income Portfolio	511,285	1,149,271	1,474,643	2,079,507
DFA Selectively Hedged Global Fixed Income Portfolio	57,015	149,029	438,081	351,055
DFA Five-Year Global Fixed Income Portfolio	920,094	2,523,216	4,808,241	4,778,852
DFA World ex U.S. Government Fixed Income Portfolio	134,616	80,507	621,929	550,522
DFA Short-Term Government Portfolio	1,022,477	730,189	—	—
DFA Intermediate Government Fixed Income Portfolio	2,521,647	2,561,901	—	—
DFA Short-Term Extended Quality Portfolio	85,020	548,231	2,068,261	1,638,680
DFA Intermediate-Term Extended Quality Portfolio	214,229	129,674	936,603	670,459
DFA Targeted Credit Portfolio	6,004	1,001	314,410	267,560
DFA Global Core Plus Fixed Income Portfolio	18,266	12,577	1,336,688	567,117
DFA Investment Grade Portfolio	1,618,315	1,461,262	1,593,364	725,442
DFA Diversified Fixed Income Portfolio	118,893	45,601	261,420	59,953
DFA LTIP Portfolio	190,496	161,032	—	—

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Inflation-Protected Securities Portfolio	$1,074,670	$748,820	—	—
DFA Short-Duration Real Return Portfolio	94,596	124,152	$493,985	$595,288
DFA Municipal Real Return Portfolio	—	—	272,968	345,521
DFA California Municipal Real Return
Portfolio	—	—	51,595	28,845
DFA Municipal Bond Portfolio	—	—	197,059	166,798
DFA Short-Term Municipal Bond Portfolio	—	—	2,662,361	2,532,229
DFA Intermediate-Term Municipal Bond Portfolio	—	—	636,301	638,138
DFA Selective State Municipal Bond Portfolio	—	—	82,452	—
DFA California Short-Term Municipal Bond Portfolio	—	—	784,878	892,193
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	224,125	175,698
DFA NY Municipal Bond Portfolio	—	—	86,819	87,634
DFA MN Municipal Bond Portfolio	—	—	16,579	45,907
DFA Oregon Municipal Bond Portfolio	—	—	21,759	3,288

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding.The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) Appreciation/ on Sales	Change in Unrealized Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$132,331	$5,198,925	$5,305,751	$22	$(4)	$25,523	2,206	$923	—

Total	$132,331	$5,198,925	$5,305,751	$22	$(4)	$25,523	2,206	$923	—

DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$8,262	$513,629	$521,332	—	—	$559	48	$50	—

Total	$8,262	$513,629	$521,332	—	—	$559	48	$50	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) Appreciation/ on Sales	Change in Unrealized Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$6,987	$164,723	$168,427	$2	$(1)	$3,284	284	$41	—

Total	$6,987	$164,723	$168,427	$2	$(1)	$3,284	284	$41	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$10,366	$648,791	$654,007	$(8)	$(1)	$5,141	444	$61	—

Total	$10,366	$648,791	$654,007	$(8)	$(1)	$5,141	444	$61	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$53,504	$1,730,933	$1,768,268	$10	$(4)	$16,175	1,398	$300	—

Total	$53,504	$1,730,933	$1,768,268	$10	$(4)	$16,175	1,398	$300	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$110,406	$552,072	$602,122	$(13)	$(5)	$60,338	5,215	$899	—

Total	$110,406	$552,072	$602,122	$(13)	$(5)	$60,338	5,215	$899	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$20,916	$105,009	$104,453	—	$(3)	$21,469	1,855	$138	—

Total	$20,916	$105,009	$104,453	—	$(3)	$21,469	1,855	$138	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$75,815	$330,853	$365,628	$(13)	$(2)	$41,025	3,546	—	—

Total	$75,815	$330,853	$365,628	$(13)	$(2)	$41,025	3,546	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$693,614	$3,193,121	$3,486,249	$(166)	$(23)	$400,297	34,595	$6,035	—

Total	$693,614	$3,193,121	$3,486,249	$(166)	$(23)	$400,297	34,595	$6,035	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) Appreciation/ on Sales	Change in Unrealized Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$529,102	$261,419	$59,953	$2,444	$27,993	$761,005	55,426	$11,564	—
DFA Two-Year Global Fixed Income	315,511	162,472	22,065	(194)	(490)	455,234	45,523	4,922	—
The DFA Short Term Investment Fund	—	273,383	273,383	2	—	2	—	—	—

Total	$844,613	$697,274	$355,401	$2,252	$27,503	$1,216,241	100,949	$16,486	—

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$36,970	$204,601	$162,186	$4	$(9)	$79,380	6,860	$163	—

Total	$36,970	$204,601	$162,186	$4	$(9)	$79,380	6,860	$163	—

F.Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies, “non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total*
DFA One-Year Fixed Income Portfolio
2019	$170,989	—	—	$170,989
2020	68,850	—	—	68,850
DFA Two-Year Global Fixed Income Portfolio
2019	141,446	—	—	141,446
2020	87,479	—	—	87,479

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total*
DFA Selectively Hedged Global Fixed Income Portfolio
2019	$37,788	—	—	$37,788
2020	30,567	—	—	30,567
DFA Five-Year Global Fixed Income Portfolio
2019	619,058	—	—	619,058
2020	335,646	—	—	335,646
DFA World ex U.S. Government Fixed Income Portfolio
2019	79,500	$4,329	—	83,829
2020	48,102	12,935	—	61,037
DFA Short-Term Government Portfolio
2019	44,098	—	—	44,098
2020	16,913	—	—	16,913
DFA Intermediate Government Fixed Income Portfolio
2019	116,094	—	—	116,094
2020	106,230	—	—	106,230
DFA Short-Term Extended Quality Portfolio
2019	142,314	—	—	142,314
2020	125,151	—	—	125,151
DFA Intermediate-Term Extended Quality Portfolio
2019	55,145	—	—	55,145
2020	53,409	—	—	53,409
DFA Targeted Credit Portfolio
2019	16,395	—	—	16,395
2020	18,526	72	—	18,598
DFA Global Core Plus Fixed Income Portfolio
2019	35,318	—	—	35,318
2020	27,050	—	—	27,050
DFA Investment Grade Portfolio
2019	241,381	—	—	241,381
2020	229,667	—	—	229,667
DFA Diversified Fixed Income Portfolio
2019	20,185	19	—	20,204
2020	18,821	—	—	18,821
DFA LTIP Portfolio
2019	4,624	829	—	5,453
2020	3,208	—	—	3,208
DFA Inflation-Protected Securities Portfolio
2019	96,788	—	—	96,788
2020	53,806	3,626	—	57,432
DFA Short-Duration Real Return Portfolio
2019	38,949	—	—	38,949
2020	37,128	—	—	37,128
DFA Municipal Real Return Portfolio
2019	—	—	$14,027	14,027

298

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total*
2020	—	—	$12,801	$12,801
DFA California Municipal Real Return Portfolio
2019	—	—	1,907	1,907
2020	—	—	1,824	1,824
DFA Municipal Bond Portfolio
2019	—	—	7,271	7,271
2020	—	—	7,369	7,369
DFA Short-Term Municipal Bond Portfolio
2019	—	—	32,120	32,120
2020	—	—	23,645	23,645
DFA Intermediate-Term Municipal Bond Portfolio
2019	—	—	30,101	30,101
2020	—	—	30,959	30,959
DFA Selective State Municipal Bond Portfolio
2020	—	—	2	2
DFA California Short-Term Municipal Bond Portfolio
2019	—	—	14,735	14,735
2020	—	—	10,276	10,276
DFA California Intermediate-Term Municipal Bond
Portfolio
2019	—	—	7,150	7,150
2020	—	—	7,660	7,660
DFA NY Municipal Bond Portfolio
2019	—	—	1,493	1,493
2020	—	—	1,253	1,253
DFA MN Municipal Bond Portfolio
2019	—	—	796	796
2020	—	—	730	730
DFA Oregon Municipal Bond Portfolio
2019	—	—	11	11
2020	—	—	289	289

* Totals do not include distributions from return of capital during the year ended October 31, 2019, of $0, $0, $0 and $0, and during the year ended October 31, 2020, of $44, $234, $69 and $9, for the DFA California Municipal Real Return Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio, respectively.

The DFA Selective State Municipal Bond Portfolio commenced operations on September 30, 2020, and did not pay any distributions for the year ended October 31, 2019.

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	$(89)	—	$(89)
DFA Two-Year Global Fixed Income Portfolio	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	—
DFA Five-Year Global Fixed Income Portfolio	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	—	—	—
DFA Short-Term Government Portfolio	—	—	—
DFA Intermediate Government Fixed Income Portfolio	(11,746)	$(18,561)	(30,307)
DFA Short-Term Extended Quality Portfolio	(95)	—	(95)
DFA Intermediate-Term Extended Quality Portfolio	(1,298)	(1,943)	(3,241)
DFA Targeted Credit Portfolio	(185)	—	(185)
DFA Global Core Plus Fixed Income Portfolio	(4,189)	—	(4,189)
DFA Investment Grade Portfolio	(11,697)	—	(11,697)
DFA Diversified Fixed Income Portfolio	(178)	—	(178)
DFA LTIP Portfolio	(482)	(3,793)	(4,275)
DFA Inflation-Protected Securities Portfolio	(7,204)	—	(7,204)
DFA Short-Duration Real Return Portfolio	(992)	—	(992)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	$1,042	—	$(11,659)	$1,318	$(9,299)
DFA Two-Year Global Fixed Income Portfolio	29,899	—	(19,373)	6,626	17,152
DFA Selectively Hedged Global Fixed Income Portfolio	—	—	(77,522)	22,966	(54,556)
DFA Five-Year Global Fixed Income Portfolio	—	—	(113,708)	103,597	(10,111)

300

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA World ex U.S. Government Fixed Income Portfolio	$16,896	$10,937	—	$84,343	$112,176
DFA Short-Term Government Portfolio	—	—	$(24,386)	663	(23,723)
DFA Intermediate Government Fixed Income Portfolio	14,199	130,969	—	370,770	515,938
DFA Short-Term Extended Quality Portfolio	2,246	—	(17,837)	82,037	66,446
DFA Intermediate-Term Extended Quality Portfolio	—	15,928	—	133,602	149,530
DFA Targeted Credit Portfolio	3,449	—	(4,757)	12,865	11,557
DFA Global Core Plus Fixed Income Portfolio	33,389	2,629	—	93,340	129,358
DFA Investment Grade Portfolio	40,132	—	—	848,886	889,018
DFA Diversified Fixed Income Portfolio	1,297	1,453	—	63,507	66,257
DFA LTIP Portfolio	1,283	15,345	—	41,662	58,290
DFA Inflation-Protected Securities Portfolio	17,135	18,151	—	511,342	546,628
DFA Short-Duration Real Return Portfolio	8,349	—	(28,375)	15,877	(4,149)
DFA Municipal Real Return Portfolio	—	—	(6,669)	29,567	22,898
DFA California Municipal Real Return Portfolio	—	—	(2,452)	3,140	688
DFA Municipal Bond Portfolio	—	—	(464)	17,416	16,952
DFA Short-Term Municipal Bond Portfolio	—	—	(298)	6,713	6,415
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(1,277)	91,814	90,537
DFA Selective State Municipal Bond Portfolio	—	—	—	(104)	(104)
DFA California Short-Term Municipal Bond Portfolio	—	—	(1,839)	5,221	3,382
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(391)	20,327	19,936
DFA NY Municipal Bond Portfolio	—	—	(138)	1,324	1,186
DFA MN Municipal Bond Portfolio	15	337	—	884	1,236
DFA Oregon Municipal Bond Portfolio	—	—	(105)	723	618

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end.Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term

301

capital losses. Additionally, such losses must be used prior to the losses incurred in the years preceding enactment. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$11,659	$11,659
DFA Two-Year Global Fixed Income Portfolio	19,373	19,373
DFA Selectively Hedged Global Fixed Income Portfolio	77,522	77,522
DFA Five-Year Global Fixed Income Portfolio	113,708	113,708
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	24,386	24,386
DFA Intermediate Government Fixed Income Portfolio	—	—
DFA Short-Term Extended Quality Portfolio	17,837	17,837
DFA Intermediate-Term Extended Quality Portfolio	—	—
DFA Targeted Credit Portfolio	4,757	4,757
DFA Global Core Plus Fixed Income Portfolio	—	—
DFA Investment Grade Portfolio	—	—
DFA Diversified Fixed Income Portfolio	—	—
DFA LTIP Portfolio	—	—
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	28,375	28,375
DFA Municipal Real Return Portfolio	6,669	6,669
DFA California Municipal Real Return Portfolio	2,452	2,452
DFA Municipal Bond Portfolio	464	464
DFA Short-Term Municipal Bond Portfolio	298	298
DFA Intermediate-Term Municipal Bond Portfolio	1,277	1,277
DFA Selective State Municipal Bond Portfolio	—	—
DFA California Short-Term Municipal Bond Portfolio	1,839	1,839
DFA California Intermediate-Term Municipal Bond Portfolio	391	391
DFA NY Municipal Bond Portfolio	138	138
DFA MN Municipal Bond Portfolio	—	—
DFA Oregon Municipal Bond Portfolio	105	105

During the year ended October 31, 2020, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$930
DFA Two-Year Global Fixed Income Portfolio	2,709
DFA Five-Year Global Fixed Income Portfolio	32,257
DFA Short-Term Government Portfolio	543
DFA Intermediate Government Fixed Income Portfolio	22,991
DFA Intermediate-Term Extended Quality Portfolio	13,399
DFA Global Core Plus Fixed Income Portfolio	2,784
DFA Investment Grade Portfolio	59,642
DFA Diversified Fixed Income Portfolio	478
DFA LTIP Portfolio	1,188
DFA MN Municipal Bond Portfolio	43

302

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$6,690,354	$817	$(112)	$705
DFA Two-Year Global Fixed Income Portfolio	5,262,854	23,027	(16,806)	6,221
DFA Selectively Hedged Global Fixed Income Portfolio	1,101,887	25,061	(2,165)	22,896
DFA Five-Year Global Fixed Income Portfolio	13,068,881	188,528	(85,399)	103,129
DFA World ex U.S. Government Fixed Income Portfolio	1,581,337	87,907	(3,736)	84,171
DFA Short-Term Government Portfolio	2,522,129	676	(12)	664
DFA Intermediate Government Fixed Income Portfolio	5,418,228	387,735	(16,966)	370,769
DFA Short-Term Extended Quality Portfolio	6,118,058	105,264	(23,674)	81,590
DFA Intermediate-Term Extended Quality Portfolio	2,035,241	144,191	(10,589)	133,602
DFA Targeted Credit Portfolio	814,690	14,865	(2,034)	12,831
DFA Global Core Plus Fixed Income Portfolio	2,492,538	100,512	(7,265)	93,247
DFA Investment Grade Portfolio	10,543,004	864,861	(16,015)	848,846
DFA Diversified Fixed Income Portfolio	1,463,390	63,535	(28)	63,507
DFA LTIP Portfolio	246,255	44,054	(2,392)	41,662
DFA Inflation-Protected Securities Portfolio	5,103,352	512,314	(972)	511,342
DFA Short-Duration Real Return Portfolio	1,440,028	42,691	(26,831)	15,860
DFA Municipal Real Return Portfolio	813,399	44,684	(15,118)	29,566
DFA California Municipal Real Return Portfolio	150,405	6,259	(3,118)	3,141
DFA Municipal Bond Portfolio	506,745	17,674	(258)	17,416
DFA Short-Term Municipal Bond Portfolio	2,599,185	7,583	(870)	6,713
DFA Intermediate-Term Municipal Bond Portfolio	1,930,259	92,306	(492)	91,814
DFA Selective State Municipal Bond Portfolio	83,818	54	(158)	(104)
DFA California Short-Term Municipal Bond Portfolio	1,018,087	5,688	(467)	5,221
DFA California Intermediate-Term Municipal Bond Portfolio	538,416	20,618	(291)	20,327
DFA NY Municipal Bond Portfolio	107,110	1,348	(24)	1,324
DFA MN Municipal Bond Portfolio	36,384	888	(4)	884
DFA Oregon Municipal Bond Portfolio	37,933	747	(24)	723

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S.Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real

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interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$3,138,343	$—
DFA Selectively Hedged Global Fixed Income Portfolio	801,414	—
DFA Five-Year Global Fixed Income Portfolio	13,664,532	—

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	Forward Currency Contracts*	Swap Contracts**
DFA World ex U.S. Government Fixed Income Portfolio	$1,825,536	$—
DFA Short-Term Extended Quality Portfolio	2,146,805	—
DFA Targeted Credit Portfolio	356,287	—
DFA Global Core Plus Fixed Income Portfolio	1,143,794	—
DFA Investment Grade Portfolio	467,033	—
DFA Short-Duration Real Return Portfolio	335,797	1,379,538
DFA Municipal Real Return Portfolio	—	851,231
DFA California Municipal Real Return Portfolio	—	147,923

*	Average amount of Currency Purchased/Sold in USD

**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$33,251	$33,251	—
DFA Selectively Hedged Global Fixed Income Portfolio	6,375	6,375	—
DFA Five-Year Global Fixed Income Portfolio	103,437	103,437	—
DFA World ex U.S. Government Fixed Income Portfolio	20,256	20,256	—
DFA Short-Term Extended Quality Portfolio	22,037	22,037	—
DFA Targeted Credit Portfolio	2,629	2,629	—
DFA Global Core Plus Fixed Income Portfolio	11,337	11,337	—
DFA Investment Grade Portfolio	4,221	4,221	—
DFA Short-Duration Real Return Portfolio	8,351	2,453	$5,898
DFA Municipal Real Return Portfolio	3,871	—	3,871
DFA California Municipal Real Return Portfolio	549	—	549

	Liability Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$(2,581)	$(2,581)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(614)	(614)	—
DFA Five-Year Global Fixed Income Portfolio	(15,380)	(15,380)	—
DFA World ex U.S. Government Fixed Income Portfolio	(1,396)	(1,396)	—
DFA Short-Term Extended Quality Portfolio	(436)	(436)	—
DFA Targeted Credit Portfolio	(96)	(96)	—
DFA Global Core Plus Fixed Income Portfolio	(787)	(787)	—
DFA Investment Grade Portfolio	(157)	(157)	—
DFA Short-Duration Real Return Portfolio	(15,506)	(511)	$(14,995)
DFA Municipal Real Return Portfolio	(14,972)	—	(14,972)
DFA California Municipal Real Return Portfolio	(3,101)	—	(3,101)

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(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.

(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(4)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Swap Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$(58,082)	$(58,082)	—
DFA Selectively Hedged Global Fixed Income Portfolio	(16,347)	(16,347)	—
DFA Five-Year Global Fixed Income Portfolio	(239,386)	(239,386)	—
DFA World ex U.S. Government Fixed Income Portfolio	(63,182)	(63,182)	—
DFA Short-Term Extended Quality Portfolio	(85,854)	(85,854)	—
DFA Targeted Credit Portfolio	(12,061)	(12,061)	—
DFA Global Core Plus Fixed Income Portfolio	(29,694)	(29,694)	—
DFA Investment Grade Portfolio	(19,756)	(19,756)	—
DFA Short-Duration Real Return Portfolio	(12,716)	(2,318)	$(10,398)
DFA Municipal Real Return Portfolio	(6,402)	—	(6,402)
DFA California Municipal Real Return Portfolio	(2,167)	—	(2,167)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$62,888	$62,888	—
DFA Selectively Hedged Global Fixed Income Portfolio	10,648	10,648	—
DFA Five-Year Global Fixed Income Portfolio	190,190	190,190	—
DFA World ex U.S. Government Fixed Income Portfolio	38,139	38,139	—
DFA Short-Term Extended Quality Portfolio	44,615	44,615	—
DFA Targeted Credit Portfolio	5,632	5,632	—
DFA Global Core Plus Fixed Income Portfolio	24,807	24,807	—
DFA Investment Grade Portfolio	10,137	10,137	—
DFA Short-Duration Real Return Portfolio	9,250	5,352	$3,898
DFA Municipal Real Return Portfolio	1,262	—	1,262
DFA California Municipal Real Return Portfolio	794	—	794

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.

(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2020 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities				Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Cash Collateral Pledged	Net Amount (e)
	Assets					Liabilities
DFA Two-Year Global Fixed Income Portfolio
Citibank, N.A	$3,258	$3,258	$(1,072)	—	$2,186	$1,072	$1,072	$(1,072)	—	—
UBS AG.	4,233	4,233	(93)	—	4,140	93	93	(93)	—	—
Bank of America Corp	9,139	9,139	(3)	—	9,136	33		(3)	—	—
JP Morgan	4,738	4,738	(156)	—	4,582	156	156	(156)	—	—
State Street Bank and Trust	6,200	6,200	(1,203)	—	4,997	1,203	1,203	(1,203)	—	—
Barclays Capital.	2,794	2,794	(54)	—	2,740	54	54	(54)	—	—
Bank of New York Mellon Corp	79	79	—	—	79	—	—	—	—	—
Morgan Stanley and Co. International	2,111	2,111	—	—	2,111	—	—	—	—	—
HSBC Bank.	699	699	—	—	699	—	—	—	—	—

Total	$33,251	$33,251	$(2,581)	—	$30,670	$2,581	$2,581	$(2,581)	—	—

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements Recognized of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged

	Assets					Liabilities
DFA Selectively Hedged Global Fixed Income Portfolio
Citibank, N.A	$681	$681	$(111)	—	$570	$111	$111	$(111)	—	—
HSBC Bank.	1,275	1,275	(461)	—	814	461	461	(461)	—	—
JP Morgan	1,787	1,787	(43)	—	1,744	43	43	(43)	—	—
UBS AG.	1,199	1,199	—	—	1,199	—	—	—	—	—
State Street Bank and Trust	202	202	—	—	202	—	—	—	—	—
Bank of America Corp	1,231	1,231	—	—	1,231	—	—	—	—	—

Total	$6,375	$6,375	$(615)	—	$5,760	$615	$615	$(615)	—	—

DFA Five-Year Global Fixed Income Portfolio
Bank of America Corp	$35,126	$35,126	$(554)	—	$34,572	$554	$554	$(554)	—	—
UBS AG.	7,796	7,796	(278)	—	7,518	278	278	(278)	—	—
JP Morgan	13,849	13,849	(674)	—	13,175	674	674	(674)	—	—
Mellon Bank.	2,068	2,068	(747)	—	1,321	747	747	(747)	—	—
Barclays Capital.	6,230	6,230	(2,093)	—	4,137	2,093	2,093	(2,093)	—	—
Citibank, N.A	6,945	6,945	(6,945)	—	—	7,261	7,261	(6,945)	—	$316
HSBC Bank.	2,545	2,545	(768)	—	1,777	768	768	(768)	—	—
State Street Bank and Trust	22,301	22,301	(3,004)	—	19,297	3,004	3,004	(3,004)	—	—
ANZ Securities.	1,495	1,495	—	—	1,495	—	—	—	—	—
Morgan Stanley and Co. International	5,081	5,081	—	—	5,081	—	—	—	—	—

Total	$103,436	$103,436	$(15,063)	—	$88,373	$15,379	$15,379	$(15,063)	—	$316

DFA World ex U.S. Government Fixed Income Portfolio
UBS AG.	$5,350	$5,350	—	—	$5,350	—	—	—	—	—
Citibank, N.A	4,368	4,368	$(449)	—	3,919	$449	$449	$(449)	—	—
Bank of America Corp	475	475	(475)	—	—	832	832	(475)	—	$357
ANZ Securities.	1,645	1,645	—	—	1,645	—	—	—	—	—
JP Morgan	5,235	5,235	(98)	—	5,137	98	98	(98)	—	—
Mellon Bank.	682	682	—	—	682	—	—	—	—	—
State Street Bank and Trust	2,501	2,501	(17)	—	2,484	17	17	(17)	—	—

Total	$20,256	$20,256	$(1,039)	—	$19,217	$1,396	$1,396	$(1,039)	—	$357

DFA Short-Term Extended Quality Portfolio
State Street Bank and Trust	$1,356	$1,356	$(192)	—	$1,164	$192	$192	$(192)	—	—
JP Morgan	6,188	6,188	—	—	6,188	—	—	—	—	—
Bank of America Corp	4,501	4,501	(56)	—	4,445	56	56	(56)	—	—
HSBC Bank.	1,805	1,805	—	—	1,805	—	—	—	—	—
Mellon Bank.	2,724	2,724	(188)	—	2,536	188	188	(188)	—	—
Citibank, N.A	5,463	5,463	—	—	5,463	—	—	—	—	—

Total	$22,037	$22,037	$(436)	—	$21,601	$436	$436	$(436)	—	—

DFA Targeted Credit Portfolio
Citibank, N.A	$1,060	$1,060	$(96)	—	$964	$96	$96	$(96)	—	—
State Street Bank and Trust	1,569	1,569	—	—	1,569	—	—	—	—	—

Total	$2,629	$2,629	$(96)	—	$2,533	$96	$96	$(96)	—	—

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Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements Recognized of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged

	Assets					Liabilities
DFA Global Core Plus Fixed Income Portfolio
Citibank, N.A	$3,298	$3,298	—	—	$3,298	—	—	—	—	—
State Street Bank and Trust	6,410	6,410	$(762)	—	5,648	$762	$762	$(762)	—	—
Mellon Bank.	1,628	1,628	—	—	1,628	—	—	—	—	—
Goldman Sachs.	—	—	—	—	—	24	24	—	—	$24

Total	$11,336	$11,336	$(762)	—	$10,574	$786	$786	$(762)	—	$24

DFA Investment Grade Portfolio
JP Morgan	$2,204	$2,204	$(157)	—	$2,047	$157	$157	$(157)	—	—
Bank of America Corp	1,060	1,060	—	—	1,060	—	—	—	—	—
State Street Bank and Trust	957	957	—	—	957	—	—	—	—	—

Total	$4,221	$4,221	$(157)	—	$4,064	$157	$157	$(157)	—	—

DFA Short-Duration Real Return Portfolio
Bank of America Corp	$2,496	$2,496	$(2,496)	—	—	$3,798	$3,798	$(2,496)	—	$1,302
Citibank, N.A	4,500	4,500	(4,500)	—	—	6,418	6,418	(4,500)	—	1,918
Deutsche Bank AG	1,236	1,236	(1,236)	—	—	5,290	5,290	(1,236)	—	4,054
Bank of New York Mellon Corp	118	118	—	—	$118	—	—	—	—	—

Total	$8,350	$8,350	$(8,232)	—	$118	$15,506	$15,506	$(8,232)	—	$7,274

DFA Municipal Real Return Portfolio
Citibank, N.A	$2,409	$2,409	$(2,409)	—	—	$5,950	$5,950	$(2,409)	—	$3,541
Bank of America Corp	1,462	1,462	(1,462)	—	—	9,022	9,022	(1,462)	—	7,560

Total	$3,871	$3,871	$(3,871)	—	—	$14,972	$14,972	$(3,871)	—	$11,101

DFA California Municipal Real Return Portfolio
Citibank, N.A	$329	$329	$(329)	—	—	$1,473	$1,473	$(329)	—	$1,144
Bank of America Corp	220	220	(220)	—	—	1,382	1,382	(220)	—	1,162
Merrill Lynch Capital Services, Inc	—	—	—	—	—	245	245	—	—	245

Total	$549	$549	$(549)	—	—	$3,100	$3,100	$(549)	—	$2,551

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
DFA World ex U.S. Government Fixed Income Portfolio	2.30%	$5,276	1	—	$5,276	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$25,505	—	—	—	$25,505
DFA Two-Year Global Fixed Income Portfolio
Bonds	548	—	—	—	548
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	3,283	—	—	—	3,283
DFA Five-Year Global Fixed Income Portfolio
Bonds	5,142	—	—	—	5,142
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	16,152	—	—	—	16,152
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	60,371	—	—	—	60,371
DFA Targeted Credit Portfolio
Bonds	21,471	—	—	—	21,471
DFA Global Core Plus Fixed Income Portfolio
Bonds	41,037	—	—	—	41,037
DFA Investment Grade Portfolio
Agency Obligations, Bonds	400,477	—	—	—	400,477
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	—	—	—	—	—
DFA Short-Duration Real Return Portfolio
Bonds	79,377	—	—	—	79,377

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

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In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

M. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA One-Year Fixed Income Portfolio	4	70%
DFA Two-Year Global Fixed Income Portfolio	6	87%
DFA Selectively Hedged Global Fixed Income Portfolio	3	83%
DFA Five-Year Global Fixed Income Portfolio	3	79%
DFA World ex U.S. Government Fixed Income Portfolio	4	74%
DFA Short-Term Government Portfolio	4	85%

313

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Intermediate Government Fixed Income Portfolio	4	84%
DFA Short-Term Extended Quality Portfolio	4	78%
DFA Intermediate-Term Extended Quality Portfolio	4	76%
DFA Targeted Credit Portfolio	3	86%
DFA Global Core Plus Fixed Income Portfolio	5	94%
DFA Investment Grade Portfolio	4	84%
DFA Diversified Fixed Income Portfolio	3	97%
DFA LTIP Portfolio	8	90%
DFA Inflation-Protected Securities Portfolio	4	54%
DFA Short-Duration Real Return Portfolio	4	84%
DFA Municipal Real Return Portfolio	4	97%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	4	95%
DFA Short-Term Municipal Bond Portfolio	5	85%
DFA Intermediate-Term Municipal Bond Portfolio	4	85%
DFA Selective State Municipal Bond Portfolio	3	100%
DFA California Short-Term Municipal Bond Portfolio	3	90%
DFA California Intermediate-Term Municipal Bond Portfolio	3	94%
DFA NY Municipal Bond Portfolio	4	95%
DFA MN Municipal Bond Portfolio	2	90%
DFA Oregon Municipal Bond Portfolio	3	92%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders).Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

314

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-seven portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (twenty-seven of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

DFA One-Year Fixed Income Portfolio

DFA Two-Year Global Fixed Income Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio

DFA Five-Year Global Fixed Income Portfolio

DFA World ex U.S. Government Fixed Income Portfolio

DFA Short-Term Government Portfolio

DFA Intermediate Government Fixed Income Portfolio

DFA Short-Term Extended Quality Portfolio

DFA Intermediate-Term Extended Quality Portfolio

DFA Targeted Credit Portfolio DFA Global Core Plus Fixed
Income Portfolio

DFA Investment Grade Portfolio

DFA Diversified Fixed Income Portfolio

DFA LTIP Portfolio

DFA Inflation-Protected Securities Portfolio

DFA Short-Duration Real Return Portfolio

DFA Municipal Real Return Portfolio

DFA California Municipal Real Return Portfolio

DFA Municipal Bond Portfolio

DFA Short-Term Municipal Bond Portfolio

DFA Intermediate-Term Municipal Bond Portfolio

DFA California Short-Term Municipal Bond Portfolio

DFA California Intermediate-Term Municipal Bond Portfolio

DFA NY Municipal Bond Portfolio

DFA MN Municipal Bond Portfolio

	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For each of the periods indicated therein

DFA Oregon Municipal Bond Portfolio	For the year ended October 31, 2020	For the year ended October 31, 2020 and the period from September 10, 2019 (commencement of operations) to October 31, 2019

DFA Selective State Municipal Bond Portfolio	For the period September 30, 2020 (commencement of operations) to October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The amounts and sources of distributions reported in this 19(a) Notice are only estimates, are likely to change over time, and are not being provided for tax reporting purposes. A final determination of the tax character of distributions paid by the Fund will not be known until the completion of the fiscal year. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The final determination of the tax character of the distributions paid in 2020 will be reported to shareholders in early 2021 on Form 1099-DIV.

Portfolio Name	Total Distribution per Share	Net Investment Income	Proceeds from the sales of securities	Return of Capital
DFA Diversified Fixed Income Portfolio Institutional Class
Payable Date: June 30, 2020	$0.01856	$0.01532	$0.00000	$0.00324
DFA California Municipal Real Return Portfolio Institutional Class
Payable Date: October 30, 2020	$0.01018	$0.00739	$0.00000	$0.00279
DFA California Short-Term Municipal Bond Portfolio Institutional Class
Payable Date: October 30, 2020	$0.00442	$0.00209	$0.00000	$0.00233
DFA California Intermediate-Term Municipal Bond Portfolio Institutional Class
Payable Date: October 30, 2020	$0.01146	$0.01015	$0.00000	$0.00131
DFA Oregon Municipal Bond Portfolio Institutional Class
Payable Date: October 30, 2020	$0.00441	$0.00201	$0.00000	$0.00240

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DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Two-Year Fixed Income Portfolio vs.

ICE BofAML 1-3 Year US Corporate & Government Index

October 31, 2010-October 31, 2020

DFA Two-Year Government Portfolio vs.

ICE BofAML 1-3 Year US Treasury & Agency Index

October 31, 2010-October 31, 2020

318

MANAGEMENT’S DISCUSSION AND ANALYSIS

Fixed Income Market Review	12 Months Ended October 31, 2020

Bond yields decreased in the U.S. during the 12 months ended October 31, 2020. Short-term yields decreased more than long-term yields. However, given their longer duration, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well. Bond yields, however, generally increased in Japan during the period.

Long-term bond indices generally outperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2020. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 2.44%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned 8.76%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 3.25%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 14.04%.

	October 31, 2019	October 31, 2020	Change
One-Month Treasury Bill (yield)	1.59%	0.08%	-1.51%
Ten-Year U.S. Treasury Notes (yield)	1.69%	0.88%	-0.81%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration range, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads began the period relatively narrow and then widened in early 2020 before narrowing at the end of the period. As a result, the variable credit Portfolios began the period positioned below their maximum allowable weights in single-A, BBB, and BB rated bonds. As credit spreads widened during the period, the variable credit Portfolios generally increased their allocations to single-A, BBB,

319

and, where appropriate, BB rated bonds. Realized credit premiums were generally positive for short-term bonds but negative for intermediate- and long-term bonds. Credit bonds did, however, generally outperform securitized bonds, such as mortgage backed securities, over the period.

DFA Two-Year Fixed Income Portfolio

The DFA Two-Year Fixed Income Portfolio is designed to maximize total returns consistent with preservation of capital by investing in high-quality fixed income securities maturing in three years or less. The weighted average maturity of the Portfolio will not exceed two years. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was relatively unchanged at 0.20 years as of October 31, 2020, compared to 0.17 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 1.00% for the Portfolio and 3.39% for the ICE BofA 1-3 Year U.S. Corporate & Government Index, the Portfolio’s benchmark. The U.S. Treasury yield curve was flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the Portfolio’s weighted average duration was focused at the shorter end of the eligible duration range. Interest rates decreased during the period and realized term premiums were positive. As such, the Portfolio’s shorter weighted average duration relative to the benchmark detracted from relative performance.

DFA Two-Year Government Portfolio

The DFA Two-Year Government Portfolio is designed to maximize total returns consistent with preservation of capital by investing in securities of the U.S. government and its agencies maturing in three years or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was relatively unchanged at 0.09 year as of October 31, 2020, compared to 0.04 year as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 0.77% for the Portfolio and 3.18% for the ICE BofA 1-3 Year U.S. Treasury & Agency Index, the Portfolio’s benchmark. The U.S. Treasury yield curve was flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the Portfolio’s weighted average duration was focused at the shorter end of the eligible duration range. Interest rates decreased during the period and realized term premiums were positive. As such, the Portfolio’s shorter weighted average duration relative to the benchmark detracted from relative performance.

320

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.Afund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return.	$1,000.00	$1,001.70	0.22%	$1.11
Hypothetical 5% Annual Return.	$1,000.00	$1,024.03	0.22%	$1.12

DFA Two-Year Government Portfolio
Actual Fund Return.	$1,000.00	$1,000.40	0.21%	$1.06
Hypothetical 5% Annual Return.	$1,000.00	$1,024.08	0.21%	$1.07

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

321

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Corporate.	6.2%
Government.	30.6%
Foreign Corporate	18.9%
Foreign Government	21.1%
Supranational.	23.2%

100.0%

DFA Two-Year Government Portfolio
Government	100.0%

100.0%

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DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (1.4%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r) 0.191%, 04/16/21	1,450	$1,450,364

BONDS — (27.3%)
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 1.130%, FRN
(r) 1.386%, 02/23/21	1,409	1,413,912
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.260%, 12/15/21	2,000	1,999,780
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.328%, 09/10/21	750	750,254
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω 1.126%, 11/23/21	1,000	1,008,460
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r) 0.520%, 01/08/21	1,000	1,000,512
BNG BANK NV SR UNSECURED REGS 04/21 1.625
1.625%, 04/19/21	500	503,155
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.348%, 03/13/23	1,500	1,500,000
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.348%, 09/16/22	1,750	1,751,330

	Face Amount	Value†
	(000)
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω 0.314%, 10/12/21	2,750	$2,749,274
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.278%, 08/23/21	500	499,698
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω 0.289%, 03/12/21	700	700,091
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω 0.336%, 02/24/22	2,000	2,001,250
Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)Ω 0.330%, 02/17/21	400	400,066
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)Ω 0.353%, 09/27/21	2,000	2,001,296
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.035%, FRN
(r)Ω 0.437%, 03/15/22	800	800,592
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.320%, 12/15/21	800	800,442
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω 0.283%, 02/08/21	1,200	1,200,024

323

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.604%, 04/30/21	2,000	$2,003,520
Svenska Handelsbanken AB
2.450%, 03/30/21	2,750	2,774,679
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r) 0.455%, 01/25/21	750	750,392
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r) 0.379%, 08/13/21	378	378,276
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 0.770%, 01/08/21	191	191,185
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.453%, 06/23/21	500	500,808

TOTAL BONDS		27,678,996

U.S. TREASURY OBLIGATIONS — (10.6%)
U.S. Treasury Bills
# 0.098%, 11/17/20	750	749,975
U.S. Treasury Cash Management Bill
0.093%, 12/15/20	1,000	999,891
0.091%, 02/09/21	500	499,835
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.155%, 07/31/22	7,250	7,249,680
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.214%, 04/30/22	1,250	1,251,310

TOTAL U.S. TREASURY OBLIGATIONS		10,750,691

TOTAL INVESTMENT SECURITIES (Cost $39,869,473)		39,880,051

	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT — (3.2%)
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r) 0.372%, 05/28/21	2,750	$2,752,258
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r) 0.392%, 05/07/21	500	500,407

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,250,000)		3,252,665

COMMERCIAL PAPER — (56.1%)
Australia & New Zealand Banking Group, Ltd.
0.180%, 03/09/21	1,750	1,748,945
Banque Et Caisse
0.180%, 12/04/20	400	399,964
Banque Et Caisse d’Epargne de l’Etat
0.300%, 12/04/20	900	899,919
0.300%, 12/09/20	1,500	1,499,845
BNG Bank NV
0.193%, 03/03/21	500	499,730
0.183%, 03/08/21	1,750	1,748,997
Caisse Des Depots Et Consignations
0.180%, 02/02/21	2,000	1,999,066
0.190%, 03/18/21	750	749,435
Commonwealth Bank of Australia
0.190%, 03/05/21	1,500	1,499,349
Corpoerative Centrale Bank
0.203%, 05/13/21	1,000	998,890
Erste Abwicklungsanstalt
0.220%, 11/24/20	1,500	1,499,914
0.140%, 12/29/20	1,000	999,833
European Investment Bank
0.170%, 02/05/21	1,500	1,499,453
0.183%, 04/13/21	1,350	1,348,948
Exxon Mobil Corp.
0.390%, 01/04/21	1,500	1,499,692
0.400%, 02/01/21	1,250	1,249,602
FMS Wertmanagement
0.230%, 12/11/20	1,250	1,249,863
0.240%, 01/11/21	500	499,889
0.244%, 01/14/21	250	249,941
0.223%, 02/10/21	750	749,710

324

    DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
KFW International Finance, Inc.
0.183%, 03/08/21	1,000	$999,344
Kingdom of Denmark
0.140%, 11/19/20	2,000	1,999,919
Kreditanstalt fuer Wiederaufbau
0.270%, 12/15/20	1,000	999,833
Massachusetts Mutual Life Insurance Co.
0.101%, 11/16/20	1,000	999,966
Nederlandse Waterschapsbank NV
0.200%, 02/04/21	2,000	1,999,251
Nordea Bank AB
0.195%, 03/15/21	1,000	999,354
0.198%, 03/16/21	1,000	999,349
Novartis Finance SA
0.180%, 04/12/21	2,750	2,748,183
NRW. Bank
0.193%, 12/09/20	500	499,924
0.175%, 02/04/21	500	499,760
0.205%, 03/03/21	250	249,838
Oesterreichische Postsparkasse AG
0.150%, 01/25/21	1,500	1,499,605
Pfizer, Inc.
0.250%, 11/02/20	750	749,996
0.120%, 11/18/20	1,000	999,961
0.105%, 11/30/20	1,000	999,914
Province of Alberta
0.200%, 03/09/21	1,250	1,249,413
0.180%, 04/19/21	1,500	1,498,953
PSP Capital, Inc.
0.250%, 12/08/20	500	499,950
0.180%, 03/16/21	1,000	999,498
0.183%, 04/15/21	325	324,804

	Face Amount	Value†
	(000)
0.190%, 03/05/21	1,000	$999,531
Queensland Treasury Corp.
0.205%, 01/28/21	2,750	2,749,244
Royal Bank Of Canada
0.180%, 04/26/21	750	749,514
Shell International Finance BV
0.500%, 05/25/21	750	748,883
Skandinaviska Enskilda Banken AB
0.200%, 02/19/21	750	749,545
0.213%, 03/18/21	1,000	999,205
0.223%, 04/20/21	1,000	998,963
Toronto Dominion Bank
0.160%, 11/24/20	1,500	1,499,882
Total Capital Canada, Ltd.
0.160%, 11/17/20	500	499,981
0.223%, 02/03/21	2,000	1,999,173
0.200%, 03/18/21	250	249,816

TOTAL COMMERCIAL PAPER (Cost $56,943,481)		56,951,537

	Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.026%	602,935	602,935

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term
Investment Fund	66,234	766,390

TOTAL INVESTMENTS — (100.0%) (Cost $101,432,345)		$101,453,578

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,450,364	—	$1,450,364
Bonds	—	27,678,996	—	27,678,996
U.S. Treasury Obligations	—	10,750,691	—	10,750,691
Certificates of Deposit	—	3,252,665	—	3,252,665
Commercial Paper	—	56,951,537	—	56,951,537
Temporary Cash Investments	$602,935	—	—	602,935
Securities Lending Collateral	—	766,390	—	766,390

TOTAL	$602,935	$100,850,643	—	$101,453,578

325

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (25.1%)
Federal Home Loan Bank
0.000%, 11/20/20	2,000	$1,999,920
0.000%, 11/27/20	7,000	6,999,611
0.000%, 11/30/20	12,500	12,499,222
0.000%, 01/06/21	2,000	1,999,639
0.000%, 01/08/21	1,000	999,814
0.000%, 01/20/21	15,000	14,996,708

TOTAL AGENCY OBLIGATIONS.		39,494,914

U.S. TREASURY OBLIGATIONS — (74.6%)
U.S. Treasury Bills
0.109%, 11/12/20	15,500	15,499,677
0.093%, 12/08/20	11,000	10,999,010
0.096%, 01/12/21	7,250	7,248,784
0.096%, 01/21/21	2,000	1,999,589
0.105%, 01/26/21	6,400	6,397,884
U.S. Treasury Cash Management Bill
0.093%, 12/15/20	12,500	12,498,638
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.214%, 04/30/22	19,590	19,610,525
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.254%, 01/31/22	19,560	19,589,040
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.220%, FRN
(r) 0.320%, 07/31/21	3,700	3,705,255
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.400%, 10/31/21	19,540	19,595,448

TOTAL U.S. TREASURY OBLIGATIONS		117,143,850

TOTAL INVESTMENT SECURITIES (Cost $156,580,084)		156,638,764

	Shares
TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	426,740	426,740

TOTAL INVESTMENTS — (100.0%) (Cost $157,006,824)		$157,065,504

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$39,494,914	—	$39,494,914
U.S. Treasury Obligations	—	117,143,850	—	117,143,850
Temporary Cash Investments	$426,740	—	—	426,740

TOTAL	$426,740	$156,638,764	—	$157,065,504

See accompanying Notes to Financial Statements.

326

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $750 and $0 of securities on loan, respectively)	$100,085	$156,639
Temporary Cash Investments at Value & Cost	603	427
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $766 and $0, respectively)	766	—
Receivables:
Dividends and Interest	24	47
Fund Shares Sold	32	660
Prepaid Expenses and Other Assets	8	12

Total Assets	101,518	157,785

LIABILITIES:
Payables:
Upon Return of Securities Loaned	765	—
Investment Securities Purchased	250	—
Fund Shares Redeemed	3	1
Due to Advisor	—	4
Accrued Expenses and Other Liabilities	53	56

Total Liabilities	1,071	61

NET ASSETS	$100,447	$157,724

Institutional Class Shares — based on net assets of $100,447 and $157,724 and shares outstanding of 10,089,388 and 16,134,185, respectively	$9.96	$9.78

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$100,063	$156,580

NET ASSETS CONSIST OF:
Paid-In Capital	$100,692	$159,069
Total Distributable Earnings (Loss)	(245)	(1,345)

NET ASSETS	$100,447	$157,724

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

327

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020 (Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest.	$1,207	$1,042
Income from Securities Lending	2	—

Total Investment Income.	1,209	1,042

Fund Expenses
Investment Management Fees.	145	226
Accounting & Transfer Agent Fees.	38	53
Custodian Fees	5	4
Filing Fees.	30	30
Shareholders’ Reports.	30	30
Directors’/Trustees’ Fees & Expenses.	1	2
Professional Fees.	2	2
Other.	4	4

Total Fund Expenses.	255	351

Fees Waived, Expenses Reimbursed by Advisor (Note C)	33	20

Net Expenses	222	331

Net Investment Income (Loss)	987	711

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:	29	48
Investment Securities Sold**
Change in Unrealized Appreciation (Depreciation) of:	(78)	90
Investment Securities and Foreign Currency.
Affiliated Investment Companies Shares	(1)	—

Net Realized and Unrealized Gain (Loss)	(50)	138

Net Increase (Decrease) in Net Assets Resulting from Operations.	$937	$849

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.

#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

328

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$987	$2,769	$711	$2,597
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	29	332	48	131
Affiliated Investment Companies Shares Sold.	—	1	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency.	(78)	658	90	636
Affiliated Investment Companies Shares.	(1)	1	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	937	3,761	849	3,364

Distributions:
Institutional Class Shares.	(1,122)	(2,848)	(888)	(2,614)
Capital Share Transactions (1):
Shares Issued.	26,138	36,301	116,726	37,078
Shares Issued in Lieu of Cash Distributions.	1,122	2,848	888	2,613
Shares Redeemed.	(31,801)	(63,458)	(80,999)	(43,503)

Net Increase (Decrease) from Capital Share Transactions	(4,541)	(24,309)	36,615	(3,812)

Total Increase (Decrease) in Net Assets	(4,726)	(23,396)	36,576	(3,062)
Net Assets
Beginning of Year.	105,173	128,569	121,148	124,210

End of Year.	$100,447	$105,173	$157,724	$121,148

(1) Shares Issued and Redeemed:
Shares Issued.	2,622	3,644	11,930	3,798
Shares Issued in Lieu of Cash Distributions.	113	286	91	268
Shares Redeemed	(3,190)	(6,366)	(8,281)	(4,453)

Net Increase (Decrease) from Shares Issued and Redeemed	(455)	(2,436)	3,740	(387)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.

**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

329

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio					DFA Two-Year Government Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year.	$9.97	$9.91	$9.98	$10.00	$10.02	$9.77	$9.72	$9.81	$9.88	$9.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10	0.23	0.19	0.11	0.08	0.04	0.20	0.17	0.09	0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.07	(0.10)	(0.02)	(0.01)	0.03	0.05	(0.11)	(0.07)	0.01

Total from Investment Operations	0.10	0.30	0.09	0.09	0.07	0.07	0.25	0.06	0.02	0.06

Less Distributions:
Net Investment Income	(0.11)	(0.24)	(0.16)	(0.11)	(0.07)	(0.06)	(0.20)	(0.15)	(0.09)	(0.05)
Net Realized Gains	—	—	—	—	(0.02)	—	—	—	—	(0.03)

Total Distributions	(0.11)	(0.24)	(0.16)	(0.11)	(0.09)	(0.06)	(0.20)	(0.15)	(0.09)	(0.08)

Net Asset Value, End of Year.	$9.96	$9.97	$9.91	$9.98	$10.00	$9.78	$9.77	$9.72	$9.81	$9.88

Total Return	1.00%	3.07%	0.86%	0.92%	0.74%	0.77%	2.63%	0.60%	0.19%	0.58%

Net Assets, End of Year (thousands)	$100,447	$105,173	$128,569	$78,815	$81,168	$157,724	$121,148	$124,210	$112,934	$115,499
Ratio of Expenses to Average Net Assets	0.22%	0.25%	0.21%	0.24%	0.29%	0.21%	0.26%	0.20%	0.23%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.25%	0.25%	0.21%	0.24%	0.29%	0.22%	0.26%	0.20%	0.23%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.98%	2.34%	1.92%	1.14%	0.75%	0.45%	2.06%	1.76%	0.93%	0.55%
Portfolio Turnover Rate	65%	50%	89%	115%	93%	103%	57%	115%	176%	118%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

330

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the _Fund_) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the FinancialAccounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional FundAdvisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio,

331

U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

C. Investment Advisor:

TheAdvisor, Dimensional FundAdvisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14	%*
DFA Two-Year Government Portfolio.	0.14	%*

*	Effective as of February 28, 2020, the management fee payable by the Portfolio was reduced from 0.15% to 0.14% .

Pursuant to Fee Waiver and/or ExpenseAssumptionAgreements (each, a “Fee WaiverAgreement”), theAdvisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are also reflected below (amounts in thousands).At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense LimitationAmount listed below, theAdvisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse theAdvisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	—	$33	$33
DFA Two-Year Government Portfolio (1)	0.20%	—	20	20

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

332

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $30 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included inAccrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$5
DFA Two-Year Government Portfolio	8

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$11,003	$13,762	$14,238	$39,891
DFA Two-Year Government Portfolio	83,081	58,783	—	—

For the year ended October 31, 2020, transactions related toAffiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$1,035	$62,635	$62,903	—	$(1)	$766	66	$6	—

Total	$1,035	$62,635	$62,903	—	$(1)	$766	66	$6	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent

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in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2019.	$2,848	—	—	$2,848
2020.	1,122	—	—	1,122
DFA Two-Year Government Portfolio
2019.	2,614	—	—	2,614
2020.	888	—	—	888

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Two-Year Fixed Income Portfolio.	$(2)	—	$(2)
DFA Two-Year Government Portfolio.	(1)	—	(1)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	$11	—	$ (272)	$21	$ (240)
DFA Two-Year Government Portfolio	1	—	(1,396)	59	(1,336)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio.	$272	$272
DFA Two-Year Government Portfolio.	1,396	1,396

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During the year ended October 31, 2020, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio.	$29
DFA Two-Year Government Portfolio	49

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation		Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio.	$101,432	$14		$(4)	$10
DFA Two-Year Government Portfolio	157,007	59	(1)		58

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

There were no borrowings by the Portfolios under the lines of credit during the year ended October 31, 2020.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable

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to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations.	$765	—	—	—	$765

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

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In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of theASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

K. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

L. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	4	99%
DFA Two-Year Government Portfolio	4	95%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes

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that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, broker and transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. TheAudit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980- 2014).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010- September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since September 2019)

•   Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Japan Ltd.

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Ltd.

•   DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•   Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President (since 2016) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•   DFA Investment Dimensions Group Inc.

•   Dimensional Investment Group Inc.

•   The DFA Investment Trust Company

•   Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•   Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•   the DFA Fund Complex (since March 2020)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•   Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•   all the DFA Entities

Vice President (since June 2020)

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Vice President and Assistant Treasurer (since June 2020)

345

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   the DFA Fund Complex (since 2017)

•   Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•   all the DFA Entities (since 2001)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   the DFA Fund Complex

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•   the DFA Fund Complex

Vice President and Secretary of

•   Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

346

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•   all the DFA Entities (since 2017)

•   Dimensional Fund Advisors Canada ULC (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•   DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Director of

•   Dimensional Funds plc (since 2014)

•   Dimensional Fund II plc (since 2014)

•   Dimensional Holdings Inc. (since 2017)

•   Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•   Dimensional Japan Ltd. (2016 – 2017)

•   DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•   Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•   the DFA Fund Complex (since March 2020)

•   Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•   Dimensional Fund Advisors LP

1	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

347

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

348

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A -3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
DFA One-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	11%	—	—	59%	—
DFA Two-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Five-Year Global Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	75%	4%	21%	—	—	100%	—	—	—	—	—	—	—
DFA Short-Term Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—
DFA Intermediate Government Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	98%	—	—	100%	100%
DFA Short-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	25%	—	—	100%	—
DFA Intermediate-Term Extended Quality Portfolio	100%	—	—	—	—	100%	—	—	7%	—	—	90%	—
DFA Targeted Credit Portfolio	100%	—	—	—	—	100%	—	—	3%	—	—	100%	—
DFA Global Core Plus Fixed
Income Portfolio	100%	—	—	—	—	100%	—	—	—	1%	—	82%	3%
DFA Investment Grade Portfolio	100%	—	—	—	—	100%	—	—	33%	—	—	81%	100%
DFA Diversified Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	51%	—	—	51%	—
DFA LTIP Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	100%
DFA Inflation-Protected Securities Portfolio	94%	—	6%	—	—	100%	—	—	100%	—	—	100%	—
DFA Short-Duration Real Return Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
DFA Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	1%	—

See accompanying Notes to Financial Statements.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—	—	100%	100%	—	—	—	—	—	—	—
Dimensional Investment Group Inc.
DFA Two-Year Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	9%	—	—	46%	—
DFA Two-Year Government Portfolio	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)

“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income. (5) “Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

See accompanying Notes to Financial Statements.

DFA103120-024A 00253049

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

U.S. Sustainability Targeted Value Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Sustainability Core 1 Portfolio

Emerging Markets Social Core Equity Portfolio

Global Social Core Equity Portfolio

DFA Social Fixed Income Portfolio

DFA Global Sustainability Fixed Income Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge.You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request.Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
EUR	Euro
GBP	British Pounds
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
JPY	Japanese Yen
DKK	Danish Krone

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
^	Denominated in USD, unless otherwise noted.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of October 31, 2020. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

1

CONTINUED

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(E)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Social Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2010-October 31, 2020

U.S. Sustainability Core 1 Portfolio vs.

Russell 3000® Index

October 31, 2010-October 31, 2020

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Sustainability Targeted Value Portfolio vs.

Russell 2000 Value Index

July 7, 2020-October 31, 2020

International Sustainability Core 1 Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Social Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

November 1, 2012-October 31, 2020

Emerging Markets Sustainability Core 1 Portfolio vs.

MSCI Emerging Markets Index (net dividends)

March 27, 2018-October 31, 2020

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Social Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2010-October 31, 2020

Global Social Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

November 19, 2019-October 31, 2020

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Social Fixed Income Portfolio vs.

Bloomberg Barclays U.S. Aggregate Bond Index

April 5, 2016-October 31, 2020

DFA Global Sustainability Fixed Income Portfolio vs.

Bloomberg Barclays Global Aggregate Bond Index (hedged to USD)

November 6, 2018-October 31, 2020

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Social Core Equity 2 Portfolio

The U.S. Social Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 2,110 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 3.85% for the Portfolio and 10.15% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. The Portfolio’s greater emphasis on small-cap stocks also detracted from relative performance, as small-caps underperformed large-caps for the period. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

U.S. Sustainability Core 1 Portfolio

The U.S. Sustainability Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value)

8

stocks, and higher-profitability stocks relative to the market. The Portfolio further adjusts the weights of all eligible companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 2,040 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 9.73% for the Portfolio and 10.15% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. The Portfolio’s greater emphasis on small-cap stocks also detracted from relative performance, as small-caps underperformed large-caps for the period. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S. The Portfolio’s lesser allocation to the energy sector (due to the Portfolio’s sustainability screens) also contributed positively to relative performance, as the energy sector generally underperformed.

U.S. Sustainability Targeted Value Portfolio

The U.S. Sustainability Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, excluding companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 790 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

From its inception on July 7, 2020, through October 31, 2020, total returns were 13.19% for the Portfolio and 10.07% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s exclusions of real estate investment trusts (REITs) and highly regulated utilities contributed positively to performance relative to the benchmark, as REITs and utilities generally underperformed in the U.S. The Portfolio’s lesser allocation to the energy sector (due to the Portfolio’s sustainability screens) also contributed positively to relative performance, as the energy sector generally underperformed.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020
Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

9

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

10

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

International Sustainability Core 1 Portfolio

The International Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 4,330 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -2.58% for the Portfolio and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in developed ex U.S. markets for the period, the Portfolio’s inclusion of and emphasis on small-caps had a positive impact on performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio’s emphasis on higher-profitability stocks also contributed positively to relative performance, as higher-profitability stocks generally outperformed lower-profitability stocks. Additionally, the Portfolio’s exclusion of real

11

estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in developed ex U.S. markets. The Portfolio’s general exclusion of high emissions securities (due to the Portfolio’s sustainability screens) also had a positive impact on relative performance, as these stocks generally underperformed.

International Social Core Equity Portfolio

The International Social Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 4,470 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -7.10% for the Portfolio and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks. The Portfolio’s lesser allocation to health care (due to the Portfolio’s social screens) had a negative impact on relative performance, as the health care sector generally outperformed.

Emerging Markets Sustainability Core 1 Portfolio

The Emerging Markets Sustainability Core 1 Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio further adjusts the weights of companies based on environmental and social sustainability considerations, emphasizing companies with higher sustainability scores and excluding or deemphasizing companies with lower sustainability scores. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 3,860 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 3.27% for the Portfolio and 8.25% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-caps also had a negative impact on relative performance compared to the benchmark, which is composed primarily of large- and mid-cap stocks. Conversely, the Portfolio’s exclusion of certain high emissions securities (due to the Portfolio’s sustainability screens) had a positive impact on relative performance, as these stocks generally underperformed.

Emerging Markets Social Core Equity Portfolio

The Emerging Markets Social Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 4,780 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

12

For the 12 months ended October 31, 2020, total returns were 0.82% for the Portfolio and 8.25% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. With small-cap stocks underperforming large-cap stocks in emerging markets for the period, the Portfolio’s inclusion of and emphasis on small-caps also had a negative impact on relative performance compared to the benchmark, which is composed primarily of large- and mid-cap stocks. The Portfolio’s exclusions of certain health care securities (due to the Portfolio’s social screens) also had a negative impact on relative performance, as these stocks generally outperformed.

Global Social Core Equity Portfolio

The Global Social Core Equity Portfolio invests in a broadly diversified group of global securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio excludes from purchase companies and industries that do not pass the Portfolio’s social issue screens. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 11,360 securities in 47 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

From its inception on November 19, 2019 through October 31, 2020, total returns were -2.29% for the Portfolio and 2.53% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. With small-caps underperforming large-caps globally for the period, the Portfolio’s inclusion of and emphasis on small-cap stocks also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Fixed Income Market Review	12 Months Ended October 31, 2020

Bond yields decreased in the U.S. during the 12 months ended October 31, 2020. Short-term yields decreased more than long-term yields. However, given their longer duration, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well. Bond yields, however, generally increased in Japan during the period.

Long-term bond indices generally outperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2020. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 2.44%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned 8.76%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 3.25%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 14.04%.

	October 31, 2019	October 31, 2020	Change
One-Month Treasury Bill (yield)	1.59%	0.08%	-1.51%
Ten-Year U.S. Treasury Notes (yield)	1.69%	0.88%	-0.81%

Source: Bloomberg

13

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration range, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads began the period relatively narrow and then widened in early 2020 before narrowing at the end of the period. As a result, the variable credit Portfolios began the period positioned below their maximum allowable weights in single-A, BBB, and BB rated bonds. As credit spreads widened during the period, the variable credit Portfolios generally increased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive for short-term bonds but negative for intermediate- and long-term bonds. Credit bonds did, however, generally outperform securitized bonds, such as mortgage backed securities, over the period.

DFA Social Fixed Income Portfolio

The DFA Social Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s social issue screens. The Portfolio primarily invests in securities that mature within 15 years and generally maintains a weighted average duration of no more than a quarter of a year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 5.99 years as of October 31, 2020, from 5.73 years on October 31, 2019.

14

For the 12 months ended October 31, 2020, total returns were 7.54% for the Portfolio and 6.19% for the Bloomberg Barclays U.S. Aggregate Bond Index, the Portfolio’s benchmark. The U.S. yield curve was upwardly sloped in the intermediate- to long-term segment, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to the benchmark. Realized term premiums were positive during the period. As a result, the Portfolio’s underweight to securities in the one- to five-year maturity range and overweight to intermediate-term securities contributed positively to relative performance. Due to narrow credit spreads at the beginning of the period, the Portfolio began the period below its maximum allowable weight in single-A, and BBB rated corporate securities. As credit spreads widened over the period, indicating larger expected credit premiums, the Portfolio’s allocation to single-A, and BBB rated corporate securities was increased. These securities contributed positively to relative performance as they generally outperformed government and securitized securities during the latter part of the period.

DFA Global Sustainability Fixed Income Portfolio

The DFA Global Sustainability Fixed Income Portfolio is designed to maximize total returns through exposure to a broad portfolio of investment grade debt securities of U.S. and non-U.S. corporate and government issuers using a variable credit approach. The Portfolio emphasizes investment grade obligations rated in the lower half of the investment grade spectrum, except when Dimensional believes the expected credit premium is relatively low. The Portfolio seeks to limit its investment to securities that are consistent with the Portfolio’s sustainability screens. The Portfolio generally maintains a weighted average duration of no more than half a year greater than, and no less than one year less than, the weighted average duration of the Portfolio’s benchmark. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The weighted average duration of the Portfolio increased to 7.54 years as of October 31, 2020, from 6.83 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 5.83% for the Portfolio and 4.32% for the Bloomberg Barclays Global Aggregate Bond Index (hedged to USD), the Portfolio’s benchmark. Global developed yield curves were generally upwardly sloped in the intermediate- to long-term segments, indicating positive expected term premiums for intermediate-term strategies. As such, the Portfolio maintained a duration similar to the benchmark. Realized term premiums were positive during the period. As a result, the Portfolio’s underweight to securities in the one- to five -year maturity range and overweight to intermediate-term securities contributed positively to relative performance. Due to narrow credit spreads at the beginning of the period, the Portfolio began the period below its maximum allowable weight in single-A, and BBB rated corporate securities. As credit spreads widened over the period, indicating larger expected credit premiums, the Portfolio’s allocation to single-A, and BBB rated corporate securities was increased. These securities contributed positively to relative performance as they generally outperformed government and securitized securities during the latter part of the period. The Portfolio’s underweight to Japanese yen-denominated securities also contributed positively to performance relative to the benchmark. The exclusion of certain high emissions securities (due to the Portfolio’s sustainability screens) did not have a material impact on performance relative to the benchmark.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended October 31, 2020
EXPENSE TABLES
	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Social Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,160.10	0.28%	$1.52
Hypothetical 5% Annual Return	$1,000.00	$1,023.73	0.28%	$1.42

U.S. Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,165.50	0.25%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Sustainability Targeted Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,131.90	0.40%	$1.36
Hypothetical 5% Annual Return	$1,000.00	$1,023.13	0.40%	$2.03

International Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,135.90	0.32%	$1.72
Hypothetical 5% Annual Return	$1,000.00	$1,023.53	0.32%	$1.63

International Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,134.60	0.32%	$1.72
Hypothetical 5% Annual Return	$1,000.00	$1,023.53	0.32%	$1.63

Emerging Markets Sustainability Core 1 Portfolio
Actual Fund Return	$1,000.00	$1,200.90	0.60%	$3.32
Hypothetical 5% Annual Return	$1,000.00	$1,022.12	0.60%	$3.05

Emerging Markets Social Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,193.20	0.53%	$2.92
Hypothetical 5% Annual Return	$1,000.00	$1,022.47	0.53%	$2.69

Global Social Core Equity Portfolio (3)
Actual Fund Return	$1,000.00	$1,157.00	0.35%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.38	0.35%	$1.78

DFA Social Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,032.00	0.25%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27

DFA Global Sustainability Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,042.00	0.28%	$1.44
Hypothetical 5% Annual Return	$1,000.00	$1,023.73	0.28%	$1.42

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

U.S. Sustainability Targeted Value Portfolio commenced operations on July 7, 2020. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (116), then divided by the number of days in the year (366) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 184 day period for the period ended October 31, 2020 to allow for comparability.

(3)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

17

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512)306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUND OF FUNDS

Affiliated Investment Companies
Global Social Core Equity Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Social Core Equity 2 Portfolio
Communication Services	8.7%
Consumer Discretionary	13.3%
Consumer Staples	5.2%
Energy.	2.3%
Financials	15.2%
Health Care.	7.4%
Industrials.	14.2%
Information Technology	25.7%
Materials.	5.2%
Real Estate.	0.3%
Utilities.	2.5%

100.0%

U.S. Sustainability Core 1 Portfolio
Communication Services	10.7%
Consumer Discretionary	14.5%
Consumer Staples	6.1%
Energy.	0.6%
Financials.	13.7%
Health Care.	14.3%
Industrials	12.6%
Information Technology	22.9%
Materials.	3.5%
Real Estate.	0.2%
Utilities.	0.9%

100.0%

U.S. Sustainability Targeted Value Portfolio
Communication Services	3.0%
Consumer Discretionary	14.7%
Consumer Staples	3.7%
Energy.	2.1%
Financials	29.5%
Health Care.	6.3%
Industrials	22.4%
Information Technology	10.1%
Materials	6.3%
Real Estate.	1.7%
Utilities.	0.2%

100.0%

18

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Sustainability Core 1 Portfolio
Communication Services	7.0%
Consumer Discretionary	14.9%
Consumer Staples	8.2%
Energy.	1.3%
Financials	15.9%
Health Care.	10.4%
Industrials.	19.1%
Information Technology	8.9%
Materials.	8.9%
Real Estate.	3.0%
Utilities.	2.4%

100.0%

International Social Core Equity Portfolio
Communication Services	7.3%
Consumer Discretionary	13.5%
Consumer Staples	6.3%
Energy.	4.8%
Financials.	16.0%
Health Care.	3.7%
Industrials	19.6%
Information Technology	8.4%
Materials.	13.4%
Real Estate.	3.1%
Utilities.	3.9%

100.0%

Emerging Markets Sustainability Core 1 Portfolio
Communication Services	11.2%
Consumer Discretionary	17.1%
Consumer Staples	6.9%
Energy.	1.1%
Financials	16.2%
Health Care.	5.2%
Industrials	8.5%
Information Technology	19.8%
Materials	6.5%
Real Estate.	5.0%
Utilities.	2.5%

100.0%

Emerging Markets Social Core Equity Portfolio
Communication Services	11.0%
Consumer Discretionary	15.6%
Consumer Staples	5.6%
Energy.	3.4%
Financials	16.3%
Health Care.	2.5%
Industrials.	7.6%
Information Technology	20.8%
Materials.	10.2%
Real Estate.	4.2%
Utilities.	2.8%

100.0%

FIXED INCOME PORTFOLIOS

DFA Social Fixed Income Portfolio
Corporate.	46.5%
Government.	40.6%
Foreign Corporate	12.5%
Foreign Government	0.4%

100.0%

DFA Global Sustainability Fixed Income Portfolio
Corporate.	39.7%
Government.	9.4%
Foreign Corporate	20.3%
Foreign Government	25.0%
Supranational.	5.6%

100.0%

19

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)

COMMUNICATION SERVICES — (8.3%)
* Alphabet, Inc., Class A	7,714	$12,466,672	1.0%
* Alphabet, Inc., Class C	7,832	12,695,750	1.0%
AT&T, Inc	267,840	7,237,037	0.6%
Comcast Corp., Class A.	202,879	8,569,609	0.7%
* Facebook, Inc., Class A.	54,770	14,410,535	1.2%
Verizon Communications, Inc	214,016	12,196,772	1.0%
Walt Disney Co. (The)	31,507	3,820,224	0.3%
Other Securities		35,922,270	2.8%

TOTAL COMMUNICATION SERVICES.		107,318,869	8.6%

CONSUMER DISCRETIONARY — (12.7%)
* Amazon.com, Inc	9,350	28,388,003	2.3%
Best Buy Co., Inc	25,955	2,895,280	0.2%
* Booking Holdings, Inc	1,958	3,176,855	0.3%
Home Depot, Inc. (The)	14,865	3,964,644	0.3%
Lowe’s Cos., Inc	28,452	4,498,261	0.4%
Target Corp	25,029	3,809,914	0.3%
Other Securities		117,923,628	9.4%

TOTAL CONSUMER DISCRETIONARY		164,656,585	13.2%

CONSUMER STAPLES — (5.0%)
Coca-Cola Co. (The)	152,681	7,337,849	0.6%
Costco Wholesale Corp	7,666	2,741,515	0.2%
PepsiCo, Inc	62,829	8,374,477	0.7%
Walmart, Inc	38,979	5,408,336	0.4%
Other Securities		41,084,432	3.3%

TOTAL CONSUMER STAPLES.		64,946,609	5.2%

ENERGY — (2.2%)
Chevron Corp	50,375	3,501,062	0.3%
Exxon Mobil Corp	94,072	3,068,629	0.3%
Other Securities		22,389,051	1.7%

TOTAL ENERGY.		28,958,742	2.3%

FINANCIALS — (14.5%)
American Express Co	34,168	3,117,488	0.3%
Bank of America Corp	201,462	4,774,649	0.4%
* Berkshire Hathaway, Inc., Class B	45,922	9,271,652	0.8%
Charles Schwab Corp. (The)	72,519	2,981,256	0.3%
JPMorgan Chase & Co	111,543	10,935,676	0.9%
Morgan Stanley.	66,592	3,206,405	0.3%
Other Securities		154,410,764	12.1%

TOTAL FINANCIALS		188,697,890	15.1%

HEALTH CARE — (7.1%)
Abbott Laboratories.	32,387	3,404,198	0.3%
CVS Health Corp	51,507	2,889,028	0.2%
Zoetis, Inc	17,748	2,813,945	0.2%

20

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$83,126,510	6.7%

TOTAL HEALTH CARE.		92,233,681	7.4%

INDUSTRIALS — (13.5%)
3M Co	26,929	4,307,563	0.4%
Caterpillar, Inc	28,893	4,537,646	0.4%
CSX Corp	39,977	3,155,784	0.3%
Deere & Co	13,973	3,156,640	0.3%
FedEx Corp	12,171	3,158,009	0.3%
Union Pacific Corp	33,796	5,988,313	0.5%
United Parcel Service, Inc., Class B.	26,141	4,107,013	0.3%
Other Securities		147,377,810	11.6%

TOTAL INDUSTRIALS.		175,788,778	14.1%

INFORMATION TECHNOLOGY — (24.5%)
Accenture P.L.C., Class A	24,451	5,303,666	0.4%
Apple, Inc	562,057	61,185,525	4.9%
Automatic Data Processing, Inc	17,754	2,804,422	0.2%
Broadcom, Inc	10,632	3,717,266	0.3%
Cisco Systems, Inc	179,998	6,461,928	0.5%
Intel Corp	218,760	9,686,693	0.8%
International Business Machines Corp	44,882	5,011,524	0.4%
Mastercard, Inc., Class A.	32,793	9,465,372	0.8%
Microsoft Corp	258,125	52,262,569	4.2%
NVIDIA Corp	6,681	3,349,586	0.3%
Oracle Corp	94,033	5,276,192	0.4%
QUALCOMM, Inc	41,894	5,168,044	0.4%
Texas Instruments, Inc	43,468	6,285,038	0.5%
# Visa, Inc., Class A.	61,541	11,182,615	0.9%
Other Securities		131,312,049	10.6%

TOTAL INFORMATION TECHNOLOGY		318,472,489	25.6%

MATERIALS — (4.9%)
Other Securities		64,381,162	5.2%

REAL ESTATE — (0.3%)
Other Securities		3,375,436	0.3%

UTILITIES — (2.4%)
Other Securities		30,870,454	2.5%

TOTAL COMMON STOCKS		1,239,700,695	99.5%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security.		28,956	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		134,698	0.0%

21

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$97,953	0.0%

TOTAL PREFERRED STOCKS.		261,607	0.0%

TOTAL INVESTMENT SECURITIES (Cost $822,773,036)		1,239,962,302

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	6,212,762	6,212,762	0.5%

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	4,659,266	53,912,361	4.3%

TOTAL INVESTMENTS—(100.0%) (Cost $882,894,762)		$1,300,087,425	104.3%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$107,318,869	—	—	$107,318,869
Consumer Discretionary	164,655,306	$1,279	—	164,656,585
Consumer Staples.	64,946,609	—	—	64,946,609
Energy	28,958,742	—	—	28,958,742
Financials	188,697,192	698	—	188,697,890
Health Care.	92,229,824	3,857	—	92,233,681
Industrials	175,788,778	—	—	175,788,778
Information Technology.	318,472,361	128	—	318,472,489
Materials.	64,381,162	—	—	64,381,162
Real Estate	3,375,436	—	—	3,375,436
Utilities.	30,870,454	—	—	30,870,454
Preferred Stocks
Communication Services	28,956	—	—	28,956
Consumer Discretionary	134,698	—	—	134,698
Industrials	97,953	—	—	97,953
Temporary Cash Investments	6,212,762	—	—	6,212,762
Securities Lending Collateral	—	53,912,361	—	53,912,361

TOTAL.	$1,246,169,102	$53,918,323	—	$1,300,087,425

See accompanying Notes to Financial Statements.

22

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (10.4%)
* Alphabet, Inc., Class A	27,040	$43,699,614	1.4%
* Alphabet, Inc., Class C	27,033	43,820,763	1.4%
Comcast Corp., Class A	794,776	33,571,338	1.0%
* Facebook, Inc., Class A	292,271	76,899,423	2.4%
* Netflix, Inc.	27,618	13,138,987	0.4%
Verizon Communications, Inc.	408,221	23,264,515	0.7%
Walt Disney Co. (The)	103,357	12,532,036	0.4%
Other Securities		96,521,577	2.9%

TOTAL COMMUNICATION SERVICES		343,448,253	10.6%

CONSUMER DISCRETIONARY — (14.1%)
* Amazon.com, Inc.	29,365	89,156,545	2.8%
Home Depot, Inc. (The)	99,995	26,669,666	0.8%
Lowe’s Cos., Inc.	73,715	11,654,341	0.4%
McDonald’s Corp.	57,244	12,192,972	0.4%
NIKE, Inc., Class B	183,290	22,009,463	0.7%
Target Corp.	72,957	11,105,515	0.4%
* Tesla, Inc.	50,331	19,530,441	0.6%
Other Securities		274,457,918	8.3%

TOTAL CONSUMER DISCRETIONARY		466,776,861	14.4%

CONSUMER STAPLES — (5.9%)
Coca-Cola Co. (The)	366,688	17,623,025	0.6%
Costco Wholesale Corp.	46,675	16,691,914	0.5%
PepsiCo, Inc.	100,458	13,390,047	0.4%
Procter & Gamble Co. (The)	191,684	26,279,876	0.8%
Walmart, Inc.	162,036	22,482,495	0.7%
Other Securities		100,520,569	3.1%

TOTAL CONSUMER STAPLES		196,987,926	6.1%

ENERGY — (0.6%)
Other Securities		19,617,445	0.6%

FINANCIALS — (13.3%)
Bank of America Corp.	687,153	16,285,526	0.5%
JPMorgan Chase & Co.	374,171	36,683,725	1.1%
Other Securities		387,759,653	12.0%

TOTAL FINANCIALS		440,728,904	13.6%

HEALTH CARE — (13.9%)
AbbVie, Inc.	221,642	18,861,734	0.6%
Amgen, Inc.	71,108	15,426,170	0.5%
Anthem, Inc.	71,435	19,487,468	0.6%
Bristol-Myers Squibb Co.	212,721	12,433,542	0.4%
Cigna Corp.	68,560	11,447,463	0.4%
CVS Health Corp.	206,068	11,558,354	0.4%
Gilead Sciences, Inc.	189,592	11,024,775	0.4%
Johnson & Johnson	253,484	34,755,191	1.1%
Pfizer, Inc.	314,539	11,159,844	0.4%
UnitedHealth Group, Inc.	152,812	46,629,054	1.4%

23

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$267,512,974	8.0%

TOTAL HEALTH CARE		460,296,569	14.2%

INDUSTRIALS — (12.3%)
Caterpillar, Inc.	92,005	14,449,385	0.5%
Raytheon Technologies Corp.	204,401	11,103,062	0.4%
Other Securities		381,517,337	11.7%

TOTAL INDUSTRIALS		407,069,784	12.6%

INFORMATION TECHNOLOGY — (22.2%)
Accenture P.L.C., Class A	58,175	12,618,739	0.4%
* Adobe, Inc.	41,992	18,774,623	0.6%
Apple, Inc.	1,459,577	158,889,552	4.9%
Broadcom, Inc.	36,879	12,894,005	0.4%
Cisco Systems, Inc.	430,842	15,467,228	0.5%
Intel Corp.	289,471	12,817,776	0.4%
International Business Machines Corp.	128,250	14,320,395	0.5%
Mastercard, Inc., Class A	104,577	30,185,105	0.9%
Microsoft Corp.	404,673	81,934,142	2.5%
NVIDIA Corp.	42,616	21,365,958	0.7%
Oracle Corp.	268,373	15,058,409	0.5%
* PayPal Holdings, Inc.	63,827	11,880,120	0.4%
QUALCOMM, Inc.	106,832	13,178,796	0.4%
* salesforce.com, Inc.	47,779	11,097,628	0.4%
# Visa, Inc., Class A	180,712	32,837,178	1.0%
Other Securities		273,883,896	8.3%

TOTAL INFORMATION TECHNOLOGY		737,203,550	22.8%

MATERIALS — (3.4%)
Sherwin-Williams Co. (The)	16,371	11,262,921	0.4%
Other Securities		101,443,072	3.1%

TOTAL MATERIALS		112,705,993	3.5%

REAL ESTATE — (0.2%)
Other Securities		7,942,845	0.2%

UTILITIES — (0.8%)
Other Securities		28,034,177	0.9%

TOTAL COMMON STOCKS		3,220,812,307	99.5%

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Other Security		510,620	0.0%

INDUSTRIALS — (0.0%)
Other Security		137,597	0.0%

TOTAL PREFERRED STOCKS		648,217	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,329,974,756)		3,221,460,524

24

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	22,092,393	$22,092,393	0.7%

SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	6,551,808	75,810,974	2.3%

TOTAL INVESTMENTS—(100.0%) (Cost $2,427,871,643)		$3,319,363,891	102.5%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$343,448,253	—	—	$343,448,253
Consumer Discretionary	466,776,143	$718	—	466,776,861
Consumer Staples	196,987,926	—	—	196,987,926
Energy	19,617,445	—	—	19,617,445
Financials	440,728,403	501	—	440,728,904
Health Care	460,293,815	2,754	—	460,296,569
Industrials	407,069,784	—	—	407,069,784
Information Technology	737,203,550	—	—	737,203,550
Materials	112,705,993	—	—	112,705,993
Real Estate	7,942,845	—	—	7,942,845
Utilities	28,034,177	—	—	28,034,177
Preferred Stocks
Consumer Discretionary	510,620	—	—	510,620
Industrials	137,597	—	—	137,597
Temporary Cash Investments	22,092,393	—	—	22,092,393
Securities Lending Collateral	—	75,810,974	—	75,810,974

TOTAL	$3,243,548,944	$75,814,947	—	$3,319,363,891

See accompanying Notes to Financial Statements

25

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.9%)
Nexstar Media Group, Inc., Class A	4,717	$388,681	0.4%
Other Securities		2,256,912	2.5%

TOTAL COMMUNICATION SERVICES		2,645,593	2.9%

CONSUMER DISCRETIONARY — (14.5%)
* AutoNation, Inc.	10,731	608,770	0.7%
BorgWarner, Inc.	16,108	563,458	0.6%
Dick’s Sporting Goods, Inc.	6,731	381,311	0.4%
Harley-Davidson, Inc.	11,249	369,867	0.4%
Lear Corp.	5,823	703,477	0.8%
* Mohawk Industries, Inc.	5,320	548,971	0.6%
Newell Brands, Inc.	20,842	368,070	0.4%
Other Securities		9,574,307	10.6%

TOTAL CONSUMER DISCRETIONARY		13,118,231	14.5%

CONSUMER STAPLES — (3.7%)
Molson Coors Beverage Co., Class B	11,361	400,589	0.4%
* Post Holdings, Inc.	6,198	532,408	0.6%
Other Securities		2,395,979	2.7%

TOTAL CONSUMER STAPLES		3,328,976	3.7%

ENERGY — (2.1%)
Other Securities		1,923,660	2.1%

FINANCIALS — (29.2%)
Alleghany Corp.	1,145	626,235	0.7%
Ally Financial, Inc.	27,443	732,179	0.8%
* Athene Holding, Ltd., Class A	16,537	530,507	0.6%
Axis Capital Holdings, Ltd.	8,668	370,037	0.4%
Bank OZK	16,031	397,248	0.4%
BOK Financial Corp.	7,065	414,998	0.5%
Comerica, Inc.	13,057	594,224	0.7%
First American Financial Corp.	9,123	406,795	0.5%
Invesco, Ltd.	35,162	460,974	0.5%
OneMain Holdings, Inc.	11,496	401,095	0.4%
People’s United Financial, Inc.	37,903	404,425	0.5%
Popular, Inc.	9,458	399,128	0.4%
Prosperity Bancshares, Inc.	9,076	500,178	0.6%
Stifel Financial Corp.	6,221	363,680	0.4%
Unum Group	20,004	353,271	0.4%
Voya Financial, Inc.	11,258	539,596	0.6%
Zions Bancorp NA	16,059	518,224	0.6%
Other Securities		18,381,204	20.2%

TOTAL FINANCIALS		26,393,998	29.2%

HEALTH CARE — (6.2%)
Envista Holdings Corp.	15,966	421,822	0.5%
Perrigo Co. P.L.C	8,666	380,177	0.4%
* United Therapeutics Corp.	4,159	558,263	0.6%

26

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (Continued)
Other Securities		$4,269,080	4.7%

TOTAL HEALTH CARE		5,629,342	6.2%

INDUSTRIALS — (22.1%)
AGCO Corp.	6,426	494,995	0.5%
AMERCO	1,672	580,452	0.6%
* ASGN, Inc.	5,587	372,541	0.4%
* Middleby Corp. (The)	4,321	430,112	0.5%
Oshkosh Corp.	5,984	403,082	0.4%
* Sensata Technologies Holding P.L.C	13,925	608,662	0.7%
Snap-on, Inc.	4,226	665,722	0.7%
Textron, Inc.	19,318	691,584	0.8%
Timken Co. (The)	7,255	433,123	0.5%
Other Securities		15,339,531	17.0%

TOTAL INDUSTRIALS		20,019,804	22.1%

INFORMATION TECHNOLOGY — (10.0%)
Amdocs, Ltd.	6,974	393,194	0.4%
* Arrow Electronics, Inc.	7,485	583,007	0.6%
* CACI International, Inc., Class A	2,640	550,519	0.6%
* First Solar, Inc.	8,932	777,486	0.9%
* Flex, Ltd.	51,247	725,145	0.8%
SYNNEX Corp.	4,942	650,565	0.7%
Other Securities		5,405,787	6.1%

TOTAL INFORMATION TECHNOLOGY		9,085,703	10.1%

MATERIALS — (6.2%)
Reliance Steel & Aluminum Co.	5,507	600,208	0.7%
Steel Dynamics, Inc.	18,542	583,702	0.6%
Westlake Chemical Corp.	7,321	495,046	0.5%
WestRock Co.	18,616	699,031	0.8%
Other Securities		3,229,360	3.6%

TOTAL MATERIALS		5,607,347	6.2%

REAL ESTATE — (1.7%)
Jones Lang LaSalle, Inc.	4,359	491,957	0.5%
Other Securities		1,050,078	1.2%

TOTAL REAL ESTATE		1,542,035	1.7%

UTILITIES — (0.2%)
Other Securities		198,866	0.2%

TOTAL COMMON STOCKS		89,493,555	98.9%

PREFERRED STOCKS — (0.1%)

CONSUMER DISCRETIONARY — (0.1%)
Other Security		53,019	0.0%

TOTAL PREFERRED STOCKS		53,019	0.0%

TOTAL INVESTMENT SECURITIES (Cost $82,315,761)		89,546,574

27

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	85,493	$989,234	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $83,305,029)		$90,535,808	100.0%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,645,593	—	—	$2,645,593
Consumer Discretionary	13,118,231	—	—	13,118,231
Consumer Staples	3,328,976	—	—	3,328,976
Energy	1,923,660	—	—	1,923,660
Financials	26,393,998	—	—	26,393,998
Health Care	5,629,342	—	—	5,629,342
Industrials	20,019,804	—	—	20,019,804
Information Technology	9,085,703	—	—	9,085,703
Materials	5,607,347	—	—	5,607,347
Real Estate	1,542,035	—	—	1,542,035
Utilities	198,866	—	—	198,866
Preferred Stocks
Consumer Discretionary	53,019	—	—	53,019
Securities Lending Collateral	—	$989,234	—	989,234

TOTAL	$89,546,574	$989,234	—	$90,535,808

See accompanying Notes to Financial Statements.

28

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.0%)
Commonwealth Bank of Australia	124,911	$6,064,620	0.3%
CSL, Ltd	30,936	6,263,218	0.3%
Other Securities		98,921,708	4.5%

TOTAL AUSTRALIA		111,249,546	5.1%

AUSTRIA — (0.3%)
Other Securities		5,837,048	0.3%

BELGIUM — (0.9%)
Other Securities		20,686,508	0.9%

CANADA — (8.0%)
National Bank of Canada	120,580	5,786,899	0.3%
# Royal Bank of Canada	104,017	7,273,305	0.3%
Royal Bank of Canada	79,396	5,556,926	0.3%
Other Securities		161,723,409	7.4%

TOTAL CANADA		180,340,539	8.3%

DENMARK — (2.7%)
Novo Nordisk A.S., Class B	279,098	17,796,861	0.8%
# Vestas Wind Systems A.S	37,216	6,384,926	0.3%
Other Securities		37,529,619	1.7%

TOTAL DENMARK		61,711,406	2.8%

FINLAND — (2.0%)
Neste Oyj	99,198	5,173,527	0.3%
Other Securities		39,588,418	1.8%

TOTAL FINLAND		44,761,945	2.1%

FRANCE — (8.3%)
* Airbus SE	74,797	5,472,600	0.3%
Kering SA	11,053	6,679,506	0.3%
L’Oreal SA	22,652	7,320,793	0.3%
LVMH Moet Hennessy Louis Vuitton SE	50,990	23,901,445	1.1%
Orange SA	466,564	5,239,337	0.2%
Sanofi	69,950	6,316,019	0.3%
Schneider Electric SE	48,655	5,911,894	0.3%
Vinci SA	66,622	5,262,143	0.2%
Other Securities		120,335,822	5.6%

TOTAL FRANCE		186,439,559	8.6%

GERMANY — (6.8%)
* Adidas AG	34,373	10,212,385	0.5%
Allianz SE	42,523	7,490,622	0.4%
Daimler AG	122,588	6,336,388	0.3%
SAP SE	93,916	10,019,389	0.5%
Siemens AG	59,109	6,934,433	0.3%
Other Securities		112,747,346	5.1%

TOTAL GERMANY		153,740,563	7.1%

29

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.9%)
AIA Group, Ltd	1,317,200	$12,536,021	0.6%
Other Securities		29,479,407	1.3%

TOTAL HONG KONG		42,015,428	1.9%

IRELAND — (0.6%)
Other Securities		13,980,572	0.6%

ISRAEL — (0.6%)
Other Securities		12,457,828	0.6%

ITALY — (2.1%)
Other Securities		46,981,898	2.2%

JAPAN — (23.9%)
Fast Retailing Co., Ltd	8,300	5,789,596	0.3%
KDDI Corp	220,600	5,968,331	0.3%
Keyence Corp	11,200	5,082,812	0.3%
Nintendo Co., Ltd	17,100	9,245,777	0.4%
Recruit Holdings Co., Ltd	260,500	9,912,193	0.5%
SoftBank Group Corp	232,868	15,167,598	0.7%
Sony Corp	156,300	13,030,172	0.6%
Toyota Motor Corp	198,118	13,005,830	0.6%
Toyota Motor Corp., Sponsored ADR	53,503	7,024,409	0.3%
Other Securities		454,432,116	20.7%

TOTAL JAPAN		538,658,834	24.7%

NETHERLANDS — (4.5%)
ASML Holding NV	28,929	10,449,444	0.5%
* ING Groep NV	744,834	5,101,902	0.2%
Koninklijke Ahold Delhaize NV	279,895	7,673,536	0.4%
Unilever NV	146,981	8,313,245	0.4%
Wolters Kluwer NV	102,067	8,264,024	0.4%
Other Securities		61,768,805	2.8%

TOTAL NETHERLANDS		101,570,956	4.7%

NEW ZEALAND — (0.5%)
Other Securities		10,294,091	0.5%

NORWAY — (0.7%)
Other Securities		16,241,497	0.7%

PORTUGAL — (0.1%)
Other Securities		3,184,612	0.1%

SINGAPORE — (0.7%)
Other Securities		14,905,532	0.7%

SPAIN — (1.7%)
Other Securities		39,099,909	1.8%

SWEDEN — (4.0%)
* Volvo AB, Class B	348,699	6,777,728	0.3%

30

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (Continued)
Other Securities		$83,286,939	3.8%

TOTAL SWEDEN		90,064,667	4.1%

SWITZERLAND — (7.8%)
Givaudan SA	1,520	6,198,466	0.3%
Novartis AG, Sponsored ADR	136,942	10,692,431	0.5%
Roche Holding AG	3,910	1,259,807	0.1%
Roche Holding AG	103,912	33,390,182	1.5%
Sika AG.	32,823	8,074,614	0.4%
Swisscom AG	13,916	7,077,689	0.3%
Zurich Insurance Group AG	18,868	6,266,923	0.3%
Other Securities		103,514,228	4.7%

TOTAL SWITZERLAND		176,474,340	8.1%

UNITED KINGDOM — (12.8%)
AstraZeneca P.L.C., Sponsored ADR	236,656	11,870,665	0.6%
Compass Group P.L.C	432,500	5,919,942	0.3%
Diageo P.L.C., Sponsored ADR	61,671	8,028,331	0.4%
Experian P.L.C	180,547	6,614,138	0.3%
Reckitt Benckiser Group P.L.C	87,560	7,713,030	0.4%
Tesco P.L.C	2,358,071	6,276,113	0.3%
# Unilever P.L.C., Sponsored ADR	127,666	7,255,259	0.3%
Other Securities		234,708,299	10.6%

TOTAL UNITED KINGDOM.		288,385,777	13.2%

TOTAL COMMON STOCKS		2,159,083,055	99.1%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		8,031,064	0.4%

UNITED KINGDOM — (0.0%)
Other Security		957	0.0%

TOTAL PREFERRED STOCKS		8,032,021	0.4%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		29,272	0.0%

FRANCE — (0.0%)
Other Security		86	0.0%

GERMANY — (0.0%)
Other Security		66	0.0%

SPAIN — (0.0%)
Other Security		31,235	0.0%

31

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED KINGDOM — (0.0%)
Other Security		$172,598	0.0%

TOTAL RIGHTS/WARRANTS		233,257	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,975,763,211)		2,167,348,333

		Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§ The DFA Short Term Investment Fund	7,199,741	83,308,208	3.8%
TOTAL INVESTMENTS—(100.0%) (Cost $2,059,051,327)		$2,250,656,541

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$245,585	$111,003,961	—	$111,249,546
Austria	—	5,837,048	—	5,837,048
Belgium	628,114	20,058,394	—	20,686,508
Canada	179,976,061	364,478	—	180,340,539
Denmark	936,947	60,774,459	—	61,711,406
Finland	—	44,761,945	—	44,761,945
France	237,716	186,201,843	—	186,439,559
Germany	4,810,767	148,929,796	—	153,740,563
Hong Kong	29,951	41,985,477	—	42,015,428
Ireland	—	13,980,572	—	13,980,572
Israel	2,232,909	10,224,919	—	12,457,828
Italy	3,675,730	43,306,168	—	46,981,898
Japan	9,510,454	529,148,380	—	538,658,834
Netherlands	21,088,144	80,482,812	—	101,570,956
New Zealand	24,631	10,269,460	—	10,294,091
Norway	26,594	16,214,903	—	16,241,497
Portugal	—	3,184,612	—	3,184,612
Singapore	—	14,905,532	—	14,905,532
Spain	724,427	38,375,482	—	39,099,909
Sweden	597,008	89,467,659	—	90,064,667
Switzerland	21,278,409	155,195,931	—	176,474,340
United Kingdom	51,670,361	236,715,416	—	288,385,777
Preferred Stocks
Germany	—	8,031,064	—	8,031,064
United Kingdom	—	957	—	957
Rights/Warrants
Canada	—	29,272	—	29,272
France	—	86	—	86
Germany	—	66	—	66
Spain	—	31,235	—	31,235
United Kingdom	—	172,598	—	172,598
Securities Lending Collateral	—	83,308,208	—	83,308,208

TOTAL	$297,693,808	$1,952,962,733	—	$2,250,656,541

See accompanying Notes to Financial Statements.

32

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.1%)
BHP Group, Ltd.	207,542	$4,975,119	0.4%
Commonwealth Bank of Australia	56,784	2,756,950	0.2%
Fortescue Metals Group, Ltd.	325,178	3,978,062	0.3%
National Australia Bank, Ltd.	190,091	2,486,956	0.2%
Other Securities		63,024,394	5.3%

TOTAL AUSTRALIA		77,221,481	6.4%

AUSTRIA — (0.4%)
Other Securities		5,568,568	0.5%

BELGIUM — (0.9%)
Other Securities		10,798,243	0.9%

CANADA — (10.6%)
Canadian Natural Resources, Ltd.	241,708	3,855,243	0.3%
Kinross Gold Corp.	380,521	3,027,488	0.3%
National Bank of Canada	52,657	2,527,125	0.2%
Royal Bank of Canada	34,969	2,445,179	0.2%
Royal Bank of Canada	85,089	5,955,379	0.5%
TC Energy Corp.	71,236	2,810,973	0.2%
Other Securities		113,339,589	9.3%

TOTAL CANADA		133,960,976	11.0%

DENMARK — (1.6%)
Pandora A.S.	33,757	2,677,923	0.2%
Other Securities		17,694,145	1.5%

TOTAL DENMARK		20,372,068	1.7%

FINLAND — (1.7%)
Neste Oyj	50,616	2,639,804	0.2%
Other Securities		19,349,097	1.6%

TOTAL FINLAND		21,988,901	1.8%

FRANCE — (7.6%)
Air Liquide SA	19,718	2,883,526	0.2%
Cie Generale des Etablissements Michelin SCA	32,708	3,532,496	0.3%
LVMH Moet Hennessy Louis Vuitton SE	13,701	6,422,312	0.5%
Orange SA	225,321	2,530,269	0.2%
* Peugeot SA	147,891	2,656,745	0.2%
STMicroelectronics NV	101,509	3,096,451	0.3%
Teleperformance	9,363	2,810,612	0.2%
Total SE	175,281	5,310,437	0.4%
Vinci SA	41,184	3,252,921	0.3%
Other Securities		63,163,836	5.3%

TOTAL FRANCE		95,659,605	7.9%

GERMANY — (6.3%)
Allianz SE	15,240	2,684,596	0.2%
Bayerische Motoren Werke AG	36,617	2,502,359	0.2%
Daimler AG	66,855	3,455,634	0.3%

33

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	282,227	$4,289,497	0.4%
SAP SE	32,005	3,414,440	0.3%
Other Securities		63,954,943	5.2%

TOTAL GERMANY		80,301,469	6.6%

HONG KONG — (2.6%)
AIA Group, Ltd.	562,400	5,352,458	0.5%
Other Securities		27,893,089	2.2%

TOTAL HONG KONG.		33,245,547	2.7%

IRELAND — (1.0%)
# CRH P.L.C., Sponsored ADR	137,662	4,838,819	0.4%
* Kingspan Group P.L.C.	36,564	3,190,913	0.3%
Other Securities		4,151,903	0.3%

TOTAL IRELAND		12,181,635	1.0%

ISRAEL — (0.8%)
Other Securities		9,932,152	0.8%

ITALY — (2.7%)
Enel SpA	462,497	3,677,083	0.3%
Other Securities		30,552,785	2.5%

TOTAL ITALY		34,229,868	2.8%

JAPAN — (24.2%)
Honda Motor Co., Ltd.	102,000	2,412,599	0.2%
KDDI Corp.	140,500	3,801,226	0.3%
NTT DOCOMO, Inc.	94,600	3,522,449	0.3%
SoftBank Group Corp.	135,200	8,806,086	0.7%
Sony Corp.	51,400	4,285,034	0.4%
Other Securities		284,398,485	23.4%

TOTAL JAPAN		307,225,879	25.3%

NETHERLANDS — (3.6%)
ASML Holding NV	11,471	4,143,400	0.4%
Koninklijke Ahold Delhaize NV	197,838	5,423,873	0.5%
Koninklijke DSM NV	15,319	2,449,929	0.2%
Unilever NV	55,845	3,158,593	0.3%
Other Securities		30,606,975	2.4%

TOTAL NETHERLANDS		45,782,770	3.8%

NEW ZEALAND — (0.6%)
Other Securities		7,590,631	0.6%

NORWAY — (0.8%)
Other Securities		9,999,202	0.8%

PORTUGAL — (0.2%)
Other Securities		2,657,255	0.2%

SINGAPORE — (0.9%)
Other Securities		11,893,410	1.0%

34

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

SPAIN — (2.0%)
Iberdrola SA	411,859	$4,863,052	0.4%
Other Securities		20,509,974	1.7%

TOTAL SPAIN		25,373,026	2.1%

SWEDEN — (3.4%)
* Volvo AB, Class B	164,207	3,191,722	0.3%
Other Securities		40,053,632	3.3%

TOTAL SWEDEN		43,245,354	3.6%

SWITZERLAND — (4.8%)
Sika AG	10,331	2,541,475	0.2%
Swisscom AG	5,200	2,644,724	0.2%
Other Securities		56,207,618	4.6%

TOTAL SWITZERLAND		61,393,817	5.0%

UNITED KINGDOM — (11.9%)
BHP Group P.L.C., ADR	76,133	2,959,290	0.3%
BP P.L.C., Sponsored ADR	211,329	3,271,371	0.3%
Experian P.L.C.	66,671	2,442,418	0.2%
# HSBC Holdings P.L.C., Sponsored ADR	150,687	3,161,413	0.3%
# Rio Tinto P.L.C., Sponsored ADR	64,997	3,689,880	0.3%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	144,202	3,482,478	0.3%
Other Securities		131,458,963	10.7%

TOTAL UNITED KINGDOM		150,465,813	12.4%

TOTAL COMMON STOCKS		1,201,087,670	98.9%

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
Volkswagen AG	20,204	2,942,997	0.2%
Other Securities		4,604,701	0.4%

TOTAL GERMANY		7,547,698	0.6%

UNITED KINGDOM — (0.0%)
Other Security		738	0.0%

TOTAL PREFERRED STOCKS		7,548,436	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		48,456	0.0%

SPAIN — (0.0%)
Other Security		24,389	0.0%

UNITED KINGDOM — (0.0%)
Other Security		210,396	0.0%

TOTAL RIGHTS/WARRANTS		283,241	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,214,039,271)		1,208,919,347

35

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	5,125,461	$59,306,708	4.9%

TOTAL INVESTMENTS—(100.0%) (Cost $1,273,334,208)		$1,268,226,055	104.4%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$226,528	$76,994,953	—	$77,221,481
Austria	—	5,568,568	—	5,568,568
Belgium	513,219	10,285,024	—	10,798,243
Canada	133,598,753	362,223	—	133,960,976
Denmark	—	20,372,068	—	20,372,068
Finland	—	21,988,901	—	21,988,901
France	97,636	95,561,969	—	95,659,605
Germany	2,468,996	77,832,473	—	80,301,469
Hong Kong	4,396	33,241,151	—	33,245,547
Ireland	4,838,819	7,342,816	—	12,181,635
Israel	939,648	8,992,504	—	9,932,152
Italy	1,411,581	32,818,287	—	34,229,868
Japan	—	307,225,879	—	307,225,879
Netherlands	9,042,667	36,740,103	—	45,782,770
New Zealand	—	7,590,631	—	7,590,631
Norway	49,272	9,949,930	—	9,999,202
Portugal	—	2,657,255	—	2,657,255
Singapore	—	11,893,410	—	11,893,410
Spain	7,480	25,365,546	—	25,373,026
Sweden	93,079	43,152,275	—	43,245,354
Switzerland	5,680,735	55,713,082	—	61,393,817
United Kingdom	23,662,224	126,803,589	—	150,465,813
Preferred Stocks
Germany	—	7,547,698	—	7,547,698
United Kingdom	—	738	—	738
Rights/Warrants
Canada	—	48,456	—	48,456
Spain	—	24,389	—	24,389
United Kingdom	—	210,396	—	210,396
Securities Lending Collateral	—	59,306,708	—	59,306,708

TOTAL	$182,635,033	$1,085,591,022	—	$1,268,226,055

See accompanying Notes to Financial Statements.

36

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)

BRAZIL — (3.9%)
	Localiza Rent a Car SA	165,145	$1,746,442	0.3%
	Lojas Renner SA	290,009	1,892,808	0.3%
	Other Securities		21,312,204	3.2%

TOTAL BRAZIL			24,951,454	3.8%

CHILE — (0.5%)
	Other Securities		3,490,593	0.5%

CHINA — (39.8%)
*	Alibaba Group Holding, Ltd., Sponsored ADR	79,804	24,315,481	3.7%
*	Baidu, Inc., Sponsored ADR	30,802	4,098,206	0.6%
	Bank of China, Ltd., Class H	9,768,000	3,085,331	0.5%
	China Construction Bank Corp., Class H	9,953,000	6,858,742	1.1%
	China Mengniu Dairy Co., Ltd	455,000	2,145,013	0.3%
	China Merchants Bank Co., Ltd., Class H	333,500	1,737,179	0.3%
	China Overseas Land & Investment, Ltd.	846,500	2,126,230	0.3%
	China Resources Land, Ltd.	466,000	1,905,784	0.3%
	China Vanke Co., Ltd., Class H	582,100	1,806,817	0.3%
	Country Garden Holdings Co., Ltd.	1,776,029	2,194,925	0.3%
	Country Garden Services Holdings Co., Ltd.	323,977	2,040,309	0.3%
	CSPC Pharmaceutical Group, Ltd.	1,939,200	2,059,285	0.3%
	ENN Energy Holdings, Ltd.	215,500	2,727,390	0.4%
	Geely Automobile Holdings, Ltd.	1,017,000	2,089,788	0.3%
	Industrial & Commercial Bank of China, Ltd., Class H	9,127,000	5,182,895	0.8%
*	JD.com, Inc., ADR	31,173	2,541,223	0.4%
	Kweichow Moutai Co., Ltd., Class A	7,800	1,948,806	0.3%
	Lenovo Group, Ltd.	2,892,000	1,815,810	0.3%
	Li Ning Co., Ltd.	742,000	3,867,259	0.6%
*	Meituan Dianping, Class B	139,400	5,196,715	0.8%
	NetEase, Inc., ADR	31,080	2,697,433	0.4%
*	NIO, Inc., ADR	124,118	3,795,528	0.6%
	Ping An Insurance Group Co. of China, Ltd., Class H	628,500	6,498,485	1.0%
	Sino Biopharmaceutical, Ltd.	2,082,000	2,109,053	0.3%
#	Sunac China Holdings, Ltd.	703,000	2,605,424	0.4%
	Sunny Optical Technology Group Co., Ltd.	128,200	2,128,519	0.3%
	Tencent Holdings, Ltd.	428,000	32,701,600	4.9%
*	Trip.com Group, Ltd., ADR	71,366	2,052,486	0.3%
*	Vipshop Holdings, Ltd., ADR	170,249	3,643,329	0.6%
*	Xiaomi Corp., Class B	681,400	1,937,925	0.3%
	Other Securities		113,598,981	16.9%

TOTAL CHINA			253,511,951	38.2%

COLOMBIA — (0.1%)
	Other Securities		870,984	0.1%

CZECH REPUBLIC — (0.1%)
	Other Securities		315,547	0.1%

EGYPT — (0.0%)
	Other Security		212,256	0.0%

37

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GREECE — (0.2%)
Other Securities		$1,200,815	0.2%

HONG KONG — (0.4%)
Shenzhou International Group Holdings, Ltd.	118,800	2,067,045	0.3%
Other Securities		372,631	0.1%

TOTAL HONG KONG		2,439,676	0.4%

HUNGARY — (0.2%)
Other Securities		976,803	0.2%

INDIA — (9.4%)
Hindustan Unilever, Ltd.	72,546	2,032,027	0.3%
Housing Development Finance Corp., Ltd.	71,247	1,845,927	0.3%
Infosys, Ltd.	219,177	3,139,588	0.5%
Infosys, Ltd., Sponsored ADR	263,821	3,764,726	0.6%
Tata Consultancy Services, Ltd	91,673	3,302,324	0.5%
Other Securities		45,859,999	6.8%

TOTAL INDIA		59,944,591	9.0%

INDONESIA — (1.0%)
Other Securities		6,619,650	1.0%

MALAYSIA — (1.6%)
Other Securities		10,260,337	1.5%

MEXICO — (1.7%)
Other Securities		10,607,350	1.6%

PERU — (0.1%)
Other Securities		558,372	0.1%

PHILIPPINES — (0.6%)
Other Securities		3,633,135	0.6%

POLAND — (0.6%)
Other Securities		3,576,332	0.5%

QATAR — (0.8%)
Other Securities		4,923,692	0.7%

RUSSIA — (0.4%)
Other Securities		2,401,067	0.4%

SAUDI ARABIA — (1.7%)
Other Securities		11,088,579	1.7%

SOUTH AFRICA — (2.7%)
Gold Fields, Ltd., Sponsored ADR	165,295	1,806,674	0.3%
Naspers, Ltd., Class N	15,435	3,013,335	0.5%
Other Securities		12,232,598	1.8%

TOTAL SOUTH AFRICA		17,052,607	2.6%

SOUTH KOREA — (14.9%)
LG Electronics, Inc.	28,529	2,120,830	0.3%

38

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
LG Household & Health Care, Ltd.	1,339	$1,775,351	0.3%
Samsung Electronics Co., Ltd	264,114	13,275,851	2.0%
Samsung Electronics Co., Ltd., GDR	2,910	3,671,170	0.6%
Samsung Electronics Co., Ltd., GDR	3,225	4,073,175	0.6%
SK Hynix, Inc.	49,001	3,476,271	0.5%
Other Securities		66,667,567	10.0%

TOTAL SOUTH KOREA		95,060,215	14.3%

TAIWAN — (14.5%)
Hon Hai Precision Industry Co., Ltd.	877,600	2,380,165	0.4%
MediaTek, Inc.	76,000	1,806,540	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	443,000	6,702,445	1.0%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	8,237,628	1.3%
Other Securities		73,284,318	10.9%

TOTAL TAIWAN		92,411,096	13.9%

THAILAND — (2.0%)
Other Securities		12,676,449	1.9%

TURKEY — (0.6%)
Other Securities		3,901,209	0.6%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		3,361,621	0.5%

TOTAL COMMON STOCKS		626,046,381	94.4%

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.6%)
Other Securities		4,129,842	0.6%

CHILE — (0.1%)
Other Securities		315,791	0.1%

COLOMBIA — (0.0%)
Other Securities		178,496	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,784	0.0%

TOTAL PREFERRED STOCKS		4,626,913	0.7%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Security		710	0.0%

MALAYSIA — (0.0%)
Other Security		18,773	0.0%

SOUTH KOREA — (0.0%)
Other Securities		24,353	0.0%

39

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Securities		$2,003	0.0%

THAILAND — (0.0%)
Other Securities.		2,201	0.0%

TOTAL RIGHTS/WARRANTS		48,040	0.0%

TOTAL INVESTMENT SECURITIES (Cost $572,453,382)		630,721,334

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	533,180	6,169,424	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $578,621,427)		$636,890,758	96.0%

As of October 31, 2020, Emerging Markets Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	175	12/18/20	$28,568,501	$28,566,125	$(2,376)

Total Futures Contracts			$28,568,501	$28,566,125	$(2,376)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$24,951,454	—	—	$24,951,454
Chile	925,728	$2,564,865	—	3,490,593
China	57,882,749	195,629,202	—	253,511,951
Colombia	870,984	—	—	870,984
Czech Republic	—	315,547	—	315,547
Egypt	212,256	—	—	212,256
Greece	603	1,200,212	—	1,200,815
Hong Kong	—	2,439,676	—	2,439,676
Hungary	—	976,803	—	976,803
India	5,964,415	53,980,176	—	59,944,591
Indonesia	193,083	6,426,567	—	6,619,650
Malaysia	—	10,260,337	—	10,260,337
Mexico	10,607,350	—	—	10,607,350
Peru	558,372	—	—	558,372
Philippines	104,539	3,528,596	—	3,633,135
Poland	—	3,576,332	—	3,576,332
Qatar	—	4,923,692	—	4,923,692
Russia	1,801,193	599,874	—	2,401,067101

40

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia.	$16,537	$11,072,042	—	$11,088,579
South Africa.	1,909,721	15,142,886	—	17,052,607
South Korea	4,672,529	90,387,686	—	95,060,215
Taiwan.	8,575,107	83,835,989	—	92,411,096
Thailand	12,676,449	—	—	12,676,449
Turkey.	—	3,901,209	—	3,901,209
United Arab Emirates.	—	3,361,621	—	3,361,621
Preferred Stocks
Brazil	4,129,842	—	—	4,129,842
Chile	—	315,791	—	315,791
Colombia	178,496	—	—	178,496
South Korea	—	2,784	—	2,784
Rights/Warrants
Brazil	—	710	—	710
Malaysia	—	18,773	—	18,773
South Korea	—	24,353	—	24,353
Taiwan.	—	2,003	—	2,003
Thailand	—	2,201	—	2,201
Securities Lending Collateral	—	6,169,424	—	6,169,424
Futures Contracts**	(2,376)	—	—	(2,376)

TOTAL.	$136,229,031	$500,659,351	—	$636,888,382

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

41

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)

BRAZIL — (4.1%)
	Petroleo Brasileiro SA	1,047,556	$3,468,759	0.3%
	Vale SA	1,092,023	11,523,624	0.8%
	Other Securities		45,697,539	3.0%

TOTAL BRAZIL			60,689,922	4.1%

CHILE — (0.6%)
	Other Securities		8,836,885	0.6%

CHINA — (35.2%)
*	Alibaba Group Holding Ltd.	112,000	4,244,111	0.3%
*	Alibaba Group Holding, Ltd., Sponsored ADR	175,235	53,392,352	3.7%
*	Baidu, Inc., Sponsored ADR	34,574	4,600,071	0.3%
	Bank of China, Ltd., Class H	12,256,356	3,871,306	0.3%
	BYD Co., Ltd., Class H	204,000	4,123,819	0.3%
	China Construction Bank Corp., Class H	25,854,990	17,817,011	1.2%
	China Mengniu Dairy Co., Ltd.	737,000	3,474,450	0.3%
	China Merchants Bank Co., Ltd., Class H	1,123,598	5,852,747	0.4%
	China Mobile, Ltd.	578,500	3,538,418	0.3%
	China Mobile, Ltd., Sponsored ADR	315,413	9,692,641	0.7%
	China Overseas Land & Investment, Ltd.	1,510,000	3,792,803	0.3%
	China Resources Land, Ltd.	978,222	4,000,601	0.3%
	CNOOC, Ltd.	5,198,000	4,755,940	0.3%
	Country Garden Holdings Co., Ltd.	2,836,545	3,505,575	0.3%
	Geely Automobile Holdings, Ltd.	1,839,000	3,778,879	0.3%
	Industrial & Commercial Bank of China, Ltd., Class H	16,788,017	9,533,311	0.7%
*	JD.com, Inc., ADR	72,283	5,892,510	0.4%
	Li Ning Co., Ltd.	637,500	3,322,611	0.2%
*	Meituan Dianping, Class B	144,400	5,383,110	0.4%
	NetEase, Inc., ADR	84,495	7,333,321	0.5%
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	22,445	3,599,729	0.3%
*	NIO, Inc., ADR	205,804	6,293,486	0.4%
	Ping An Insurance Group Co. of China, Ltd., Class H	1,598,000	16,522,798	1.1%
#	Sunac China Holdings, Ltd.	987,000	3,657,970	0.3%
	Tencent Holdings, Ltd.	971,900	74,258,611	5.1%
*	Trip.com Group, Ltd., ADR	109,998	3,163,542	0.2%
*	Vipshop Holdings, Ltd., ADR	189,188	4,048,623	0.3%
	Yum China Holdings, Inc.	103,926	5,531,981	0.4%
	Other Securities		241,754,256	15.9%

TOTAL CHINA			520,736,583	35.5%

COLOMBIA — (0.2%)
	Other Securities		3,205,847	0.2%

CZECH REPUBLIC — (0.1%)
	Other Securities		1,780,638	0.1%

EGYPT — (0.1%)
	Other Securities		1,099,396	0.1%

GREECE — (0.2%)
	Other Securities		3,630,132	0.3%

42

EMEGEGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡

HONG KONG — (0.3%)
	Shenzhou International Group Holdings, Ltd.	199,000	$3,462,474	0.3%
	Other Securities		1,213,533	0.0%

TOTAL HONG KONG			4,676,007	0.3%

HUNGARY — (0.2%)
	Other Securities		2,852,721	0.2%

INDIA — (9.1%)
	HCL Technologies, Ltd.	303,770	3,467,667	0.3%
*	HDFC Bank, Ltd.	471,538	7,523,115	0.5%
	Hindustan Unilever, Ltd.	135,446	3,793,884	0.3%
	Housing Development Finance Corp., Ltd.	132,011	3,420,252	0.3%
	Infosys, Ltd.	609,396	8,729,256	0.6%
	Tata Consultancy Services, Ltd.	160,038	5,765,038	0.4%
	Other Securities		102,031,553	6.8%

TOTAL INDIA			134,730,765	9.2%

INDONESIA — (1.7%)
	Other Securities		24,780,098	1.7%

MALAYSIA — (1.7%)
	Other Securities		25,280,548	1.7%

MEXICO — (2.2%)
	Other Securities		32,616,529	2.2%

PERU — (0.1%)
	Other Securities		1,704,679	0.1%

PHILIPPINES — (0.9%)
	Other Securities		12,958,576	0.9%

POLAND — (0.8%)
	Other Securities		11,851,414	0.8%

QATAR — (0.4%)
	Other Securities		5,610,637	0.4%

RUSSIA — (1.0%)
	Other Securities		15,232,287	1.0%

SAUDI ARABIA — (1.4%)
	Other Securities		20,471,222	1.4%

SOUTH AFRICA — (4.2%)
	Gold Fields, Ltd., Sponsored ADR	400,348	4,375,804	0.3%
	Naspers, Ltd., Class N	36,443	7,114,673	0.5%
	Standard Bank Group, Ltd.	499,139	3,263,816	0.2%
	Other Securities		47,350,577	3.2%

TOTAL SOUTH AFRICA			62,104,870	4.2%

SOUTH KOREA — (14.0%)
	Kia Motors Corp.	71,872	3,223,397	0.2%
	LG Electronics, Inc.	54,807	4,074,322	0.3%

43

EMEGEGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

SOUTH KOREA — (Continued)
Samsung Electronics Co., Ltd.	928,998	$46,696,650	3.2%
Samsung Electronics Co., Ltd., GDR	15,510	19,566,955	1.4%
SK Hynix, Inc.	127,794	9,066,070	0.6%
Other Securities		125,034,319	8.5%

TOTAL SOUTH KOREA		207,661,713	14.2%

TAIWAN — (16.1%)
Hon Hai Precision Industry Co., Ltd.	1,425,599	3,866,410	0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,107,214	31,881,460	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	375,843	31,521,952	2.2%
Other Securities		170,962,675	11.5%

TOTAL TAIWAN		238,232,497	16.2%

THAILAND — (2.1%)
Other Securities		30,852,206	2.1%

TURKEY — (0.6%)
Other Securities		9,119,839	0.6%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		3,675,568	0.3%

UNITED STATES — (0.0%)
Other Security		9,220	0.0%

TOTAL COMMON STOCKS		1,444,400,799	98.4%

PREFERRED STOCKS — (1.0%)

BRAZIL — (1.0%)
Itau Unibanco Holding SA	782,300	3,201,214	0.2%
Petroleo Brasileiro SA	1,681,849	5,551,498	0.4%
Other Securities		5,584,931	0.4%

TOTAL BRAZIL		14,337,643	1.0%

CHILE — (0.0%)
Other Securities		276,788	0.0%

COLOMBIA — (0.0%)
Other Securities		299,150	0.0%

SOUTH KOREA — (0.0%)
Other Security		6,814	0.0%

TOTAL PREFERRED STOCKS		14,920,395	1.0%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Security		3,940	0.0%

MALAYSIA — (0.0%)
Other Security		12,195	0.0%

44

EMEGEGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡

SOUTH KOREA — (0.0%)
Other Securities		$89,134	0.0%

TAIWAN — (0.0%)
Other Securities		2,779	0.0%

THAILAND — (0.0%)
Other Securities		6,539	0.0%

TOTAL RIGHTS/WARRANTS		114,587	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $1,208,546,121)		1,459,435,781
		Value†

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	1,748,801	20,235,371	1.4%

TOTAL INVESTMENTS—(100.0%)
(Cost $1,228,777,108)		$1,479,671,152	100.8%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$60,689,922	—	—	$60,689,922
Chile	3,235,819	$5,601,066	—	8,836,885
China	124,142,236	396,594,347	—	520,736,583
Colombia	3,205,847	—	—	3,205,847
Czech Republic	—	1,780,638	—	1,780,638
Egypt	67,576	1,031,820	—	1,099,396
Greece	—	3,630,132	—	3,630,132
Hong Kong	426,167	4,249,840	—	4,676,007
Hungary	—	2,852,721	—	2,852,721
India	4,699,034	130,031,731	—	134,730,765
Indonesia	1,431,640	23,348,458	—	24,780,098
Malaysia	—	25,280,548	—	25,280,548
Mexico	32,616,224	305	—	32,616,529
Peru	1,704,679	—	—	1,704,679
Philippines	262,682	12,695,894	—	12,958,576
Poland	—	11,851,414	—	11,851,414
Qatar	—	5,610,637	—	5,610,637
Russia	4,418,542	10,813,745	—	15,232,287
Saudi Arabia	20,547	20,450,675	—	20,471,222
South Africa	9,181,321	52,923,549	—	62,104,870
South Korea	4,026,830	203,634,883	—	207,661,713
Taiwan	34,513,019	203,719,478	—	238,232,497
Thailand	30,852,206	—	—	30,852,206
Turkey	—	9,119,839	—	9,119,839
United Arab Emirates	—	3,675,568	—	3,675,568
United States	—	9,220	—	9,220

45

EMEGEGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$14,337,643	—	—	$14,337,643
Chile	—	$276,788	—	276,788
Colombia	299,150	—	—	299,150
South Korea	—	6,814	—	6,814
Rights/Warrants
Brazil	—	3,940	—	3,940
Malaysia	—	12,195	—	12,195
South Korea	—	89,134	—	89,134
Taiwan	—	2,779	—	2,779
Thailand	—	6,539	—	6,539
Securities Lending Collateral	—	20,235,371	—	20,235,371

TOTAL	$330,131,084	$1,149,540,068	—	$1,479,671,152

See accompanying Notes to Financial Statements

46

GLOBAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†

AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of
DFA Investment Dimensions Group Inc.	2,541,947	$43,060,594
Investment in International Social Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	1,982,736	22,781,636
Investment in Emerging Markets Social Core Equity Portfolio of
DFA Investment Dimensions Group Inc.	765,328	10,087,026

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $77,282,740)		$75,929,256

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026%
(Cost $39,106)	39,106	39,106

TOTAL INVESTMENTS — (100.0%)
(Cost $77,321,846)		$75,968,362

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$75,929,256	—	—	$75,929,256
Temporary Cash Investments	39,106	—	—	39,106

TOTAL	$75,968,362	—	—	$75,968,362

See accompanying Notes to Financial Statements

47

DFA SOCIAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (17.9%)
Federal Home Loan Bank
3.250%, 03/08/24		250	$275,045
5.375%, 08/15/24		800	953,471
2.875%, 09/13/24		2,500	2,750,485
2.750%, 12/13/24		2,700	2,959,135
3.125%, 09/12/25		1,000	1,126,708
5.750%, 06/12/26		200	257,000
3.000%, 09/11/26		1,200	1,366,118
3.000%, 03/10/28		2,500	2,899,129
3.250%, 06/09/28		3,190	3,740,401
# 3.250%, 11/16/28		3,100	3,675,753
2.125%, 09/14/29		945	1,031,222
2.125%, 12/14/29		1,000	1,091,812
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		2,500	3,730,545
6.750%, 03/15/31		2,705	4,161,772
6.250%, 07/15/32		2,700	4,171,634
Federal National Mortgage Association
# 2.625%, 09/06/24		800	870,917
2.125%, 04/24/26		2,800	3,040,260
1.875%, 09/24/26		6,000	6,436,563
6.250%, 05/15/29		2,830	4,036,739
7.125%, 01/15/30		2,000	3,055,892
7.250%, 05/15/30		2,150	3,334,978
0.875%, 08/05/30		5,000	4,858,101
6.625%, 11/15/30		3,600	5,452,090
Tennessee Valley Authority
2.875%, 09/15/24		1,249	1,369,581
6.750%, 11/01/25		600	780,376
2.875%, 02/01/27		2,700	3,043,163
7.125%, 05/01/30		2,250	3,438,709

TOTAL AGENCY OBLIGATIONS			73,907,599

BONDS — (57.6%)
3M Co.
0.950%, 05/15/23	EUR	700	842,326
2.875%, 10/15/27		850	939,840
# 2.375%, 08/26/29		1,000	1,070,094
ABB Finance USA, Inc.
2.875%, 05/08/22		100	103,908
ABN AMRO Bank NV
0.500%, 07/17/23	EUR	200	237,460
Activision Blizzard, Inc.
3.400%, 06/15/27		100	113,110
1.350%, 09/15/30		1,500	1,447,519
Adobe, Inc.
3.250%, 02/01/25		160	176,737

			Face Amount^	Value†
			(000)
	Aetna, Inc.
	2.750%, 11/15/22		250	$259,415
	3.500%, 11/15/24		50	54,673
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	165,010
	3.300%, 06/15/30		800	848,014
	Aflac, Inc.
	3.625%, 11/15/24		250	278,008
	3.250%, 03/17/25		50	55,216
	Ahold Finance USA LLC
	6.875%, 05/01/29		40	55,771
	Airbus SE
Ω	3.150%, 04/10/27		200	212,574
	Albemarle Corp.
	4.150%, 12/01/24		200	218,032
	Alimentation Couche-Tard, Inc.
#Ω	3.550%, 07/26/27		600	665,800
	Allstate Corp. (The)
	3.150%, 06/15/23		500	537,466
	Alphabet, Inc.
	3.375%, 02/25/24		200	219,654
	1.998%, 08/15/26		200	213,373
	Amazon.com, Inc.
	3.150%, 08/22/27		800	906,085
	Ameren Corp.
	3.650%, 02/15/26		294	330,467
	American Express Credit Corp.
	3.300%, 05/03/27		700	789,028
	American Honda Finance Corp.
	1.950%, 05/20/22		1,000	1,024,333
	0.550%, 03/17/23	EUR	100	118,348
	2.300%, 09/09/26		750	799,235
	American International Group, Inc.
	5.000%, 04/26/23	GBP	200	283,333
	4.125%, 02/15/24		350	387,421
	3.750%, 07/10/25		150	168,102
	3.900%, 04/01/26		200	227,911
	American Water Capital Corp.
	2.950%, 09/01/27		100	109,775
	Ameriprise Financial, Inc.
	4.000%, 10/15/23		30	33,057
	3.700%, 10/15/24		400	444,323
#	2.875%, 09/15/26		500	548,924
	AmerisourceBergen Corp.
	3.450%, 12/15/27		200	226,142
	Analog Devices, Inc.
	3.900%, 12/15/25		533	607,509

48

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Anthem, Inc.
	3.500%, 08/15/24		150	$163,805
	4.101%, 03/01/28		400	461,034
	2.250%, 05/15/30		500	514,953
	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27		500	560,517
	Aon Corp.
	3.750%, 05/02/29		1,000	1,151,408
	Aon P.L.C.
	3.500%, 06/14/24		275	299,491
	Apple, Inc.
	3.250%, 02/23/26		250	279,455
	2.450%, 08/04/26		695	753,878
	3.350%, 02/09/27		2,300	2,599,695
	3.000%, 06/20/27		1,000	1,117,752
	3.000%, 11/13/27		500	560,082
	Applied Materials, Inc.
	3.300%, 04/01/27		300	337,815
	Arizona Public Service Co.
	3.150%, 05/15/25		100	109,197
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	444,451
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	225	264,511
	AT&T, Inc.
	3.800%, 02/15/27		200	225,052
	2.750%, 06/01/31		500	517,929
	Australia & New Zealand
	Banking Group, Ltd.
	3.700%, 11/16/25		250	285,482
	Autodesk, Inc.
	4.375%, 06/15/25		150	170,947
	3.500%, 06/15/27		845	950,369
	Automatic Data Processing, Inc.
	3.375%, 09/15/25		1,600	1,802,327
	1.250%, 09/01/30		700	683,626
	AutoZone, Inc.
	2.500%, 04/15/21		70	70,561
	3.125%, 04/21/26		450	492,890
	Avnet, Inc.
	4.625%, 04/15/26		250	277,510
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27		728	796,210
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	642,644
	Banco Santander SA
	3.800%, 02/23/28		200	220,606
	Bank of America Corp.
	3.300%, 01/11/23		150	159,058

			Face Amount^	Value†
			(000)
	4.000%, 04/01/24		136	$150,474
	3.500%, 04/19/26		530	593,899
	Bank of America Corp., Floating Rate Note, 3MUSD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28		120	133,357
	Bank of Montreal
	1.375%, 12/29/21	GBP	100	131,018
	1.850%, 05/01/25		2,000	2,085,795
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		300	328,055
	1.600%, 04/24/25		850	880,784
	2.800%, 05/04/26		500	549,612
	Bank of Nova Scotia
	2.700%, 08/03/26		1,500	1,650,674
	Bank of Nova Scotia (The)
	0.375%, 04/06/22	EUR	500	587,615
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	200	237,463
	4.375%, 01/12/26		500	565,447
	Bemis Co., Inc.
	4.500%, 10/15/21		100	102,710
	2.630%, 06/19/30		125	130,936
	Berkshire Hathaway, Inc.
#	3.125%, 03/15/26		1,000	1,116,144
	Best Buy Co., Inc.
	4.450%, 10/01/28		500	590,256
	Black Hills Corp.
	2.500%, 06/15/30		150	154,403
	4.350%, 05/01/33		250	296,976
	BlackRock, Inc.
	3.200%, 03/15/27		350	397,045
	3.250%, 04/30/29		2,000	2,286,679
	Booking Holdings, Inc.
	3.600%, 06/01/26		635	704,461
	Boston Scientific Corp.
#	3.850%, 05/15/25		102	115,314
	BP Capital Markets America, Inc.
	3.119%, 05/04/26		750	820,000
	3.017%, 01/16/27		400	430,818
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		50	54,898
	BPCE SA
	0.375%, 10/05/23	EUR	200	236,724
	4.000%, 04/15/24		500	552,949
	British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	200	239,394
	0.875%, 09/26/23	EUR	100	119,212
	5.125%, 12/04/28		500	604,185
Ω	3.250%, 11/08/29		1,000	1,080,628

49

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Broadcom, Inc.
3.150%, 11/15/25		1,000	$1,078,010
4.300%, 11/15/32		500	571,250
Brown & Brown, Inc.
4.200%, 09/15/24		240	265,881
Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		965	1,053,798
Burlington Northern Santa Fe LLC
3.000%, 04/01/25		75	81,810
CA, Inc.
4.500%, 08/15/23		100	106,079
4.700%, 03/15/27		250	274,795
Campbell Soup Co.
4.150%, 03/15/28		86	99,600
Canadian Imperial Bank of Commerce
0.750%, 03/22/23	EUR	800	953,239
Canadian Natural Resources, Ltd.
3.850%, 06/01/27		500	528,145
2.950%, 07/15/30		1,098	1,075,034
Canadian Pacific Railway Co.
2.900%, 02/01/25		50	54,080
Capital One Financial Corp.
3.750%, 04/24/24		50	54,410
3.200%, 02/05/25		260	280,685
3.750%, 03/09/27		700	781,976
3.800%, 01/31/28		700	786,626
Cardinal Health, Inc.
3.750%, 09/15/25		1,000	1,121,125
3.410%, 06/15/27		500	553,400
CenterPoint Energy
Resources Corp.
4.000%, 04/01/28		200	231,327
Charles Schwab Corp. (The)
3.200%, 03/02/27		700	777,029
Chevron Corp.
2.954%, 05/16/26		1,600	1,769,389
Chubb INA Holdings, Inc.
3.350%, 05/15/24		50	54,575
Cigna Corp.
3.500%, 06/15/24		250	271,856
3.250%, 04/15/25		750	821,161
3.400%, 03/01/27		56	62,267
2.400%, 03/15/30		500	517,792
Cincinnati Financial Corp.
6.920%, 05/15/28		600	792,589
Cisco Systems, Inc.
# 2.500%, 09/20/26		1,000	1,093,777
Citigroup, Inc.
3.875%, 10/25/23		380	416,460
Citizens Bank N.A.
3.750%, 02/18/26		2,000	2,277,329

			Face Amount^	Value†
			(000)
Clorox Co. (The)
	3.900%, /15/28		750	$883,785
CME Group, Inc.
	3.000%, 03/15/25		85	93,066
	3.750%, 06/15/28		1,000	1,171,868
CMS Energy Corp.
	3.875%, 03/01/24		175	190,555
CNA Financial Corp.
	3.950%, 05/15/24		300	331,168
	4.500%, 03/01/26		280	327,341
Coca-Cola Co. (The)
	3.150%, 11/15/20		48	48,046
	3.200%, 11/01/23		600	649,087
	2.250%, 09/01/26		740	801,986
	2.900%, 05/25/27		400	443,962
Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	150	182,246
Colgate-Palmolive Co.
	3.250%, 03/15/24		100	109,131
Comcast Corp.
	3.375%, 08/15/25		500	557,602
	3.150%, 03/01/26		200	221,814
Comerica, Inc.
	4.000%, 02/01/29		500	571,849
Commonwealth Bank of Australia
	2.400%, 11/02/20		250	250,000
Ω	2.850%, 05/18/26		750	824,002
Ω	3.150%, 09/19/27		100	111,507
Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	1,225,101
ConocoPhillips Co.
	4.950%, 03/15/26		250	297,559
ConocoPhillips Holding Co.
	6.950%, 04/15/29		614	838,795
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	326,713
	5.300%, 03/01/35		350	463,116
Cooperatieve Rabobank UA
	3.875%, 02/08/22		50	52,245
	3.375%, 05/21/25		1,500	1,681,047
Costco Wholesale Corp.
	3.000%, 05/18/27		1,200	1,336,725
Cox Communications, Inc.
Ω	3.500%, 08/15/27		400	445,000
Credit Suisse AG
	3.625%, 09/09/24		500	552,856
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	227,897
CVS Health Corp.
	2.750%, 12/01/22		200	208,246
	3.875%, 07/20/25		505	566,880

50

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Danske Bank A.S.
	0.875%, 05/22/23	EUR	100	$118,195
	0.750%, 06/02/23	EUR	300	357,700
	Deere & Co.
	5.375%, 10/16/29		80	104,366
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		500	541,531
	Dexia Credit Local SA
	1.375%, 12/07/22	GBP	500	662,806
	Discover Bank
	4.650%, 09/13/28		1,400	1,638,662
	Discover Financial Services
	3.750%, 03/04/25		1,000	1,090,641
	Discovery Communications LLC
	3.900%, 11/15/24		150	166,005
	4.900%, 03/11/26		200	232,468
	Dollar General Corp.
	3.250%, 04/15/23		100	106,024
	4.150%, 11/01/25		500	575,093
	Dollar Tree, Inc.
	4.200%, 05/15/28		600	701,661
	Dow Chemical Co. (The)
	3.500%, 10/01/24		133	145,241
	DTE Energy Co.
	2.850%, 10/01/26		750	813,594
	Duke Energy Corp.
	3.750%, 04/15/24		275	301,926
	DXC Technology Co.
#	4.750%, 04/15/27		700	783,835
	E*TRADE Financial Corp.
	2.950%, 08/24/22		300	312,230
	4.500%, 06/20/28		750	887,206
	Eastman Chemical Co.
	1.500%, 05/26/23	EUR	500	597,243
	Eaton Corp.
#	3.103%, 09/15/27		400	444,678
	4.000%, 11/02/32		400	479,585
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,668,973
	eBay, Inc.
	2.600%, 07/15/22		175	180,372
	Ecolab, Inc.
#	2.700%, 11/01/26		500	553,648
	Electronic Arts, Inc.
	4.800%, 03/01/26		250	296,144
	Enbridge, Inc.
	3.500%, 06/10/24		300	323,177
	3.700%, 07/15/27		500	551,468
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	221,147
#Ω	4.875%, 06/14/29		200	242,842

			Face Amount^	Value†
			(000)
	Enterprise Products Operating LLC
	3.900%, 02/15/24		100	$109,032
	EOG Resources, Inc.
	3.150%, 04/01/25		200	217,339
	4.150%, 01/15/26		100	114,737
	Equinor ASA
	0.875%, 02/17/23	EUR	200	238,382
	2.650%, 01/15/24		100	105,921
	ERAC USA Finance LLC
,Ω	3.850%, 11/15/24		200	219,571
	Eversource Energy
	2.500%, 03/15/21		100	100,606
	Exelon Corp.
	3.400%, 04/15/26		200	223,269
	Exelon Generation Co. LLC
	3.250%, 06/01/25		1,000	1,087,682
	Exxon Mobil Corp.
#	2.440%, 08/16/29		500	530,344
	Fairfax Financial Holdings, Ltd.
	4.850%, 04/17/28		413	449,655
	FedEx Corp.
	2.625%, 08/01/22		100	103,609
	1.000%, 01/11/23	EUR	400	475,563
	3.200%, 02/01/25		300	329,109
	4.900%, 01/15/34		672	850,760
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		700	745,356
	Fifth Third Bancorp
	3.950%, 03/14/28		500	577,022
	Flex, Ltd.
	4.875%, 06/15/29		700	802,200
	FMR LLC
Ω	4.950%, 02/01/33		250	333,899
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		2,000	2,206,033
	GATX Corp.
	3.250%, 09/15/26		400	435,725
	General Mills, Inc.
	3.150%, 12/15/21		200	204,723
	4.200%, 04/17/28		400	469,599
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		130	148,153
	Georgia Power Co.
	3.250%, 03/30/27		250	274,105
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	58,781
	Global Payments, Inc.
	4.800%, 04/01/26		530	619,010
	4.450%, 06/01/28		1,107	1,283,497

51

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24		2,000	$2,203,572
	3.750%, 02/25/26		1,150	1,292,852
	Halliburton Co.
	3.500%, 08/01/23		11	11,607
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	625,545
	Hasbro, Inc.
	3.150%, 05/15/21		97	97,843
	3.500%, 09/15/27		100	105,277
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,000	1,020,567
	Honeywell International, Inc.
	2.500%, 11/01/26		700	765,944
	HP, Inc.
	3.400%, 06/17/30		2,000	2,134,357
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		350	367,666
	4.300%, 03/08/26		200	227,443
	3.900%, 05/25/26		1,000	1,118,493
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		75	75,608
	2.300%, 01/14/22		300	306,407
	2.550%, 02/04/30		500	520,235
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		100	108,840
	ING Groep NV
	1.000%, 09/20/23	EUR	300	359,779
	3.550%, 04/09/24		500	544,675
	4.050%, 04/09/29		700	820,289
	Intel Corp.
#	3.150%, 05/11/27		500	558,948
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23		300	329,847
	3.750%, 12/01/25		1,375	1,558,452
	International Business Machines Corp.
	3.300%, 01/27/27		750	835,896
	International Paper Co.
	3.800%, 01/15/26		28	31,923
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		250	276,306
	Interstate Power and Light Co.
	2.300%, 06/01/30		150	157,535
	Intesa Sanpaolo SpA
Ω	3.125%,07/14/22		600	617,765
	ITC Holdings Corp.
	3.650%, 06/15/24		200	217,915

			Face Amount^	Value†
			(000)
	Jabil, Inc.
	3.600%, 01/15/30		750	$794,177
	Janus Capital Group, Inc.
	4.875%, 08/01/25		350	400,847
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		400	459,692
	JM Smucker Co. (The)
	3.500%, 03/15/25		70	78,184
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	376	451,893
	JPMorgan Chase & Co.
	3.250%, 09/23/22		150	158,256
	3.875%, 02/01/24		500	551,815
	3.900%, 07/15/25		1,000	1,131,480
	2.950%, 10/01/26		500	550,435
	Juniper Networks, Inc.
#	4.500%, 03/15/24		200	222,621
	Kellogg Co.
	2.750%, 03/01/23		75	78,050
	3.250%, 04/01/26		200	222,375
	3.400%, 11/15/27		500	558,942
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		250	277,701
	KeyBank NA
	3.300%, 06/01/25		250	277,853
	KeyCorp
	5.100%, 03/24/21		100	101,870
	2.550%, 10/01/29		800	850,295
	Kilroy Realty L.P.
	2.500%, 11/15/32		1,900	1,840,883
	Kimberly-Clark Corp.
	2.400%, 06/01/23		50	52,392
	Kroger Co. (The)
	7.500%, 04/01/31		424	602,448
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		750	848,470
	Lam Research Corp.
	3.750%,		850	975,732
	4.000%,		250	297,406
	Lear Corp.
	3.800%, 09/15/27		272	291,319
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		900	929,224
	Legg Mason, Inc.
	4.750%, 03/15/26		30	35,537
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/2		1,000	1,205,548
	Lincoln National Corp.
		3.350%, 03/09/25	75	81,648
	3.400%, 01/15/31		450	495,751

52

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	Linde, Inc.
	2.200%, 08/15/22		50	$51,391
	Lloyds Banking Group P.L.C.
	4.450%, 05/08/25		700	793,487
	3.750%, 01/11/27		450	498,448
	4.375%, 03/22/28		1,000	1,159,899
	Loews Corp.
	2.625%, 05/15/23		50	52,441
	3.750%, 04/01/26		200	227,816
	Lowe’s Cos., Inc.
	3.875%, 09/15/23		50	54,591
	3.375%, 09/15/25		125	139,043
	2.500%, 04/15/26		500	539,829
	LYB International Finance II BV
	1.875%, 03/02/22	EUR	100	118,775
	LYB International Finance III LLC
	3.375%, 05/01/30		400	434,003
	LyondellBasell Industries NV
	6.000%, 11/15/21		200	208,261
	5.750%, 04/15/24		300	342,363
	Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26		250	286,638
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		1,300	1,412,110
	Marriott International, Inc.
	2.875%, 03/01/21		200	201,154
	Mars, Inc.
Ω	1.625%, 07/16/32		1,400	1,368,117
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		300	308,428
	3.500%, 03/10/25		250	276,273
	Mastercard, Inc.
#	2.950%, 11/21/26		300	335,444
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		150	166,501
	McDonald’s Corp.
	2.750%, 12/09/20		30	30,054
	2.625%, 01/15/22		300	308,183
	2.000%, 06/01/23	EUR	100	123,107
	0.625%, 01/29/24	EUR	200	238,632
	3.700%, 01/30/26		150	169,238
	McKesson Corp.
	3.796%, 03/15/24		75	81,939
	4.750%, 05/30/29		1,000	1,203,277
	Medtronic, Inc.
#	3.500%, 03/15/25		108	121,341
	MetLife, Inc.
	3.600%, 04/10/24		50	55,009
#	3.000%, 03/01/25		250	274,816
	5.700%, 06/15/35		350	504,268

			Face Amount^	Value†
			(000)
	Micron Technology, Inc.
	4.663%, 02/15/30		600	$705,709
	Microsoft Corp.
	3.300%, 02/06/27		1,900	2,159,723
	Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		200	202,052
	2.953%, 02/28/22		400	413,268
	Morgan Stanley
	3.875%, 04/29/24		350	386,788
	3.875%, 01/27/26		400	454,040
	6.250%, 08/09/26		1,115	1,411,479
	3.625%, 01/20/27		400	452,760
	Mosaic Co. (The)
	4.250%, 11/15/23		194	210,935
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	1,056,910
	MPLX L.P.
	4.125%, 03/01/27		397	433,747
	Nasdaq, Inc.
	4.250%, 06/01/24		375	417,363
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		250	283,150
	National Bank of Canada
	2.100%, 02/01/23		1,000	1,033,675
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	200	238,294
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	190,766
	Nationwide Building Society
Ω	3.900%, 07/21/25		600	676,399
	Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	200	245,103
	4.800%, 04/05/26		200	232,067
	NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	200	234,588
	NetApp, Inc.
	3.300%, 09/29/24		200	216,291
	2.700%, 06/22/30		500	514,843
	Newmont Corp.
	3.625%, 06/09/21		190	192,609
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		900	1,009,901
	NIKE, Inc.
	2.375%, 11/01/26		500	544,098
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	409,327
	Norfolk Southern Corp.
	2.900%, 06/15/26		200	219,814
	Northern Trust Corp.
	1.950%, 05/01/30		600	617,773
	Nucor Corp.
#	3.950%, 05/01/28		300	347,097

53

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	Nutrien, Ltd.
	3.625%, 03/15/24	300	$326,043
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	50	56,346
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	300	329,145
	Oracle Corp.
	2.950%, 05/15/25	1,250	1,360,782
	3.250%, 11/15/27	1,750	1,966,875
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27	800	900,935
	Packaging Corp. of America
	4.500%, 11/01/23	500	551,609
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.125%, 08/01/23	214	232,251
Ω	3.400%, 11/15/26	721	791,914
	PepsiCo, Inc.
	2.750%, 03/05/22	100	103,338
	Phillips 66
	4.300%, 04/01/22	200	210,081
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	200	211,613
	3.750%, 03/01/28	500	520,784
	3.150%, 12/15/29	465	463,076
	PNC Bank NA
	3.250%, 06/01/25	250	276,212
	PPG Industries, Inc.
	3.750%, 03/15/28	499	597,257
	2.800%, 08/15/29	473	510,083
	PPL Capital Funding, Inc.
	3.100%, 05/15/26	400	442,217
	Precision Castparts Corp.
	3.250%, 06/15/25	344	380,041
	Principal Financial Group, Inc.
	3.125%, 05/15/23	200	213,810
	3.100%, 11/15/26	100	110,781
	Progress Energy, Inc.
	7.750%, 03/01/31	400	581,218
	Progressive Corp.
	2.450%, 01/15/27	200	215,654
	Province of Quebec Canada
	7.500%, 09/15/29	500	757,455
	Prudential Financial, Inc.
	4.500%, 11/16/21	100	104,375
	3.500%, 05/15/24	200	219,164
	QUALCOMM, Inc.
Ω	1.650%, 05/20/32	651	635,894
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	200	221,896

			Face Amount^	Value†
			(000)
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		400	$449,512
	3.150%, 06/15/30		1,300	1,421,720
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	325,845
	Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		400	381,500
	Roper Technologies, Inc.
	3.800%, 12/15/26		200	229,422
	Ryder System, Inc.
	2.875%, 06/01/22		200	206,824
	3.350%, 09/01/25		1,000	1,100,979
	salesforce.com, Inc.
	3.700%, 04/11/28		200	234,668
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	277,265
	4.400%, 07/13/27		200	223,154
	Santander UK P.L.C.
	4.000%, 03/13/24		50	55,256
	Schlumberger Investment SA
	2.650%, 06/26/30		439	441,221
	Sempra Energy
	3.550%, 06/15/24		250	271,635
	Shell International Finance BV
	3.250%, 05/11/25		1,222	1,349,893
	2.875%, 05/10/26		850	938,717
	4.125%, 05/11/35		650	772,240
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25		100	110,363
	2.950%, 08/15/29		1,000	1,090,758
	SNCF Reseau
	5.500%, 12/01/21	GBP	778	1,064,766
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	228,598
	Southern Co. (The)
	3.250%, 07/01/26		500	556,438
	Southwest Gas Corp.
	3.700%, 04/01/28		100	113,477
#	2.200%, 06/15/30		500	518,830
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		400	444,541
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		200	221,752
	Starbucks Corp.
	2.100%, 02/04/21		100	100,280
	State Street Corp.
	3.550%, 08/18/25		200	226,197
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	134,892
	Stryker Corp.
	3.375%, 05/15/24		200	217,127
	3.375%, 11/01/25		500	556,985

54

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		800	$907,674
3.040%, 07/16/29		800	867,677
2.130%, 07/08/30		800	808,944
Suncor Energy, Inc.
3.600%, 12/01/24		180	195,333
Swedbank AB
0.300%, 09/06/22	EUR	200	235,044
Sysco Corp.
3.300%, 07/15/26		1,000	1,090,341
Target Corp.
2.500%, 04/15/26		325	355,874
TCI Communications, Inc.
7.875%, 02/15/26		140	188,555
TD Ameritrade Holding Corp.
3.625%, 04/01/25		30	33,474
Telefonica Emisiones SA
3.987%, 01/23/23	EUR	200	254,719
Telefonica Europe BV
8.250%, 09/15/30		975	1,454,043
Texas Instruments, Inc.
2.900%, 11/03/27		500	555,039
Thomson Reuters Corp.
4.300%, 11/23/23		400	438,219
TJX Cos., Inc. (The)
2.250%, 09/15/26		1,150	1,226,761
Total Capital International SA
2.125%, 03/15/23	EUR	800	984,577
# 2.829%, 01/10/30		1,000	1,089,923
TransCanada PipeLines, Ltd.
2.500%, 08/01/22		200	206,247
4.875%, 01/15/26		90	105,307
4.250%, 05/15/28		500	571,137
4.625%, 03/01/34		400	461,445
Travelers Property Casualty Corp.
6.375%, 03/15/33		675	996,569
Truist Bank
2.450%, 08/01/22		400	413,325
Truist Financial Corp.
2.900%, 03/03/21		75	75,506
TWDC Enterprises 18 Corp.
3.150%, 09/17/25		200	221,612
U.S. Bancorp
3.700%, 01/30/24		75	82,077
U.S. Bank NA
2.800%, 01/27/25		750	811,258
UBS Group AG
1.750%, 11/16/22	EUR	200	241,826
Unilever Capital Corp.
# 2.000%, 07/28/26		100	106,411
Union Pacific Corp.
3.750%, 03/15/24		200	218,620
3.950%, 09/10/28		650	761,069

		Face Amount^	Value†
		(000)
United Parcel Service, Inc.
2.450%,10/01/22		100	$104,137
0.375%, 11/15/23	EUR	650	769,678
Valero Energy Corp.
# 3.400%, 09/15/26		250	263,373
Verizon Communications, Inc.
3.376%, 02/15/25		24	26,634
2.625%, 08/15/26		200	217,493
4.329%, 09/21/28		823	986,876
4.016%, 12/03/29		151	178,385
ViacomCBS, Inc.
3.875%, 04/01/24		31	33,795
3.500%, 01/15/25		250	272,926
2.900%, 01/15/27		704	760,067
# 4.200%, 05/19/32		500	574,458
Visa, Inc.
3.150%, 12/14/25		375	417,109
VMware, Inc.
3.900%, 08/21/27		560	617,878
Vodafone Group P.L.C.
7.875%, 02/15/30		200	291,366
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		450	490,792
Walmart Inc.
# 3.050%, 07/08/26		1,200	1,343,844
Walmart, Inc.
2.550%, 04/11/23		100	104,843
3.250%, 07/08/29		460	530,795
7.550%, 02/15/30		1,200	1,832,254
Walt Disney Co. (The)
3.700%, 09/15/24		200	221,298
6.200%, 12/15/34		300	438,229
Waste Management, Inc.
3.500%, 05/15/24		310	337,125
WEC Energy Group, Inc.
3.550%, 06/15/25		500	558,029
Wells Fargo & Co.
3.000%, 02/19/25		850	917,482
Welltower, Inc.
4.125%, 03/15/29		450	510,808
2.750%, 01/15/31		1,000	1,021,073
Westlake Chemical Corp.
3.375%, 06/15/30		100	107,148
Westpac Banking Corp.
2.500%, 06/28/22		708	732,753
2.850%, 05/13/26		300	330,153
3.350%, 03/08/27		550	621,054
WestRock MWV LLC
8.200%, 01/15/30		222	308,114
Whirlpool Corp.
3.700%, 05/01/25		200	223,038
# 4.750%, 02/26/29		1,000	1,206,875
Williams Cos., Inc. (The)
# 4.000%, 09/15/25		500	551,610

55

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	3.750%, 06/15/27	110	$119,828
	3.500%, 11/15/30	500	536,260
	WRKCo, Inc.
	3.000%, 06/15/33	1,700	1,807,878
	Yara International ASA
Ω	3.148%, 06/04/30	100	106,492
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	300	330,252
	Zoetis, Inc.
	3.000%, 09/12/27	355	391,633

	TOTAL BONDS		238,186,025

U. S. TREASURY OBLIGATIONS — (21.4%)
	U. S. Treasury Bonds
	6.750%, 08/15/26	1,000	1,357,734
	6.625%, 02/15/27	1,400	1,927,406
	6.125%, 11/15/27	1,250	1,725,391
	5.250%, 11/15/28	250	338,926
	5.250%, 02/15/29	2,000	2,729,063
	6.125%, 08/15/29	1,045	1,523,781
	6.250%, 05/15/30	1,530	2,296,614
	5.375%, 02/15/31	2,500	3,616,309
	U.S. Treasury Notes
	2.125%, 05/15/25	2,600	2,808,203
	2.000%, 08/15/25	2,800	3,015,906
	2.250%, 11/15/25	2,400	2,621,625
	1.625%, 02/15/26	2,150	2,284,123
	1.625%, 05/15/26	3,100	3,294,355
	1.500%, 08/15/26	2,500	2,641,406
	1.625%, 09/30/26	2,000	2,128,828
	2.000%, 11/15/26	3,000	3,261,094
	1.625%, 11/30/26	2,000	2,129,531

	Face Amount^	Value†
	(000)
1.500%, 01/31/27	1,500	$1,586,660
2.250%, 02/15/27	1,500	1,656,621
2.375%, 05/15/27	2,775	3,092,824
2.250%, 08/15/27	2,300	2,549,766
2.250%, 11/15/27	3,000	3,331,172
2.750%, 02/15/28	2,700	3,099,410
2.875%, 05/15/28	1,750	2,030,205
2.875%, 08/15/28	2,250	2,617,559
3.125%, 11/15/28	2,500	2,966,113
2.625%, 02/15/29	2,900	3,334,434
2.375%, 05/15/29	2,500	2,829,785
1.625%, 08/15/29	3,550	3,800,996
1.750%, 11/15/29	3,500	3,787,520
1.500%, 02/15/30	3,600	3,815,437
0.625%, 05/15/30	4,550	4,453,312
0.625%, 08/15/30	4,100	4,004,547

TOTAL U.S. TREASURY OBLIGATIONS		88,656,656

TOTAL INVESTMENT SECURITIES (Cost $370,947,306)		400,750,280

	Shares
SECURITIES LENDING COLLATERAL — (3.1%)
@§ The DFA Short Term Investment Fund	1,107,183	12,811,216

TOTAL INVESTMENTS — (100.0%) (Cost $383,757,360)		$413,561,496

As of October 31, 2020, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 10,481,447	EUR 8,913,326	Bank of America Corp.	01/15/21	$81,748

Total Appreciation				$81,748

USD 2,153,217	GBP 1,667,056	Citibank, N.A.	01/07/21	$(7,632)

Total (Depreciation)				$(7,632)

Total Appreciation (Depreciation)				$74,116

56

DFA SOCIAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$73,907,599	—	$73,907,599
Bonds	—	238,186,025	—	238,186,025
U.S. Treasury Obligations	—	88,656,656	—	88,656,656
Securities Lending Collateral	—	12,811,216	—	12,811,216
Forward Currency Contracts**	—	74,116	—	74,116

TOTAL.	—	$413,635,612	—	$413,635,612

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

57

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (6.7%)
	Federal Farm Credit Bank
	2.630%, 08/03/26		1,000	$1,114,288
	Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,380,124
	3.250%, 06/09/28		4,400	5,159,174
#	3.250%, 11/16/28		1,500	1,778,590
	2.125%, 12/14/29		500	545,906
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	3,282,880
	6.750%, 03/15/31		1,200	1,846,258
	6.250%, 07/15/32		900	1,390,545
	Federal National Mortgage Association
	6.250%, 05/15/29		2,900	4,136,588
	7.125%, 01/15/30		650	993,165
	0.875%, 08/05/30		6,300	6,121,207
	6.625%, 11/15/30		5,000	7,572,348

	TOTAL AGENCY OBLIGATIONS			37,321,073

	BONDS — (89.6%)

	AUSTRALIA — (5.7%)
	Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	300	366,253
	Commonwealth Bank of Australia
	1.125%, 01/18/28	EUR	1,000	1,260,571
	National Australia Bank, Ltd.
	1.375%, 08/30/28	EUR	1,800	2,309,984
	Queensland Treasury Corp.
	Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,428,680
Ω	1.750%, 07/20/34	AUD	10,000	7,132,731
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,822,224
	Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	115	148,427
	Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	15,400	11,638,741
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,842,624
	Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	966,109

	TOTAL AUSTRALIA			31,916,344

			Face Amount^	Value†
			(000)
	AUSTRIA — (0.4%)
	Republic of Austria Government Bond
	Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	$2,022,447

	BELGIUM — (1.4%)
	Anheuser-Busch InBev SA
	2.250%, 05/24/29	GBP	1,450	2,023,977
	Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,579,999
	Kingdom of Belgium Government Bond
	Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,884,104
Ω	1.000%, 06/22/31	EUR	500	665,155
	1.250%, 04/22/33	EUR	600	830,205

	TOTAL BELGIUM			7,983,440

	CANADA — (12.2%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	1,001,702
	Bank of Montreal
	1.900%, 08/27/21		2,000	2,027,202
	Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	3,000	2,455,235
	Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	3,342,244
	CPPIB Capital, Inc.
	CPPIB Capital, Inc.
	2.000%, 11/01/29		2,000	2,141,261
	1.500%, 03/04/33	EUR	1,850	2,520,812
	Fairfax Financial Holdings, Ltd.
	4.625%, 04/29/30		1,000	1,068,515
	Province of Alberta Canada
	Province of Alberta Canada
	3.300%, 03/15/28		4,500	5,173,701
	2.050%, 06/01/30	CAD	2,000	1,566,539
	3.500%, 06/01/31	CAD	3,300	2,924,970
	3.900%, 12/01/33	CAD	5,700	5,283,677
	Province of British Columbia Canada
	6.350%, 06/18/31	CAD	1,500	1,674,026
	Province of Manitoba Canada
	Province of Manitoba Canada
	3.250%, 09/05/29	CAD	800	695,831
	2.050%, 06/02/30	CAD	10,000	7,903,100

58

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	CANADA — (Continued)
	Province of Ontario Canada
	Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	$1,989,436
	6.500%, 03/08/29	CAD	1,500	1,589,056
#	2.000%, 10/02/29		500	531,809
	6.200%, 06/02/31	CAD	1,500	1,647,804
	5.850%, 03/08/33	CAD	1,800	1,997,996
	5.600%, 06/02/35	CAD	6,500	7,293,534
	Province of Quebec Canada
	Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,447,593
	0.000%, 10/15/29	EUR	1,000	1,175,260
	Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	6,500	7,220,840
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	557,361

	TOTAL CANADA			68,229,504

	DENMARK — (0.2%)
	Danske Bank A.S.
	Danske Bank A.S.
Ω	4.375%, 06/12/28		1,000	1,129,625

	FINLAND — (0.5%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	831,581
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	800	1,089,555
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	800	956,893

	TOTAL FINLAND			2,878,029

	FRANCE — (5.3%)
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	809,298
	Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	3,863,657
	BPCE SA
	0.875%, 01/31/24	EUR	700	834,014
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	5,427,852
	Orange SA
	8.125%, 01/28/33	EUR	500	1,094,222
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	754,910
	Sanofi
	3.625%, 06/19/28		2,000	2,319,751

			Face Amount^	Value†
			(000)
	FRANCE — (Continued)
	SNCF Reseau
	SNCF Reseau
	5.250%, 12/07/28	GBP	1,000	$1,744,092
	5.000%, 10/10/33	EUR	3,000	5,689,325
	Societe Generale S.A.
Ω	3.000%, 01/22/30		1,600	1,650,117
	Societe Generale SA
	Societe Generale SA
	1.375%, 01/13/28	EUR	900	1,089,653
Ω	4.750%, 09/14/28		700	812,571
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,648,722
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	677,618

	TOTAL FRANCE			29,415,802

	GERMANY — (4.1%)
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,802,285
	BMW US Capital LLC
	1.000%, 04/20/27	EUR	900	1,116,066
	Daimler AG
	Daimler AG
	1.375%, 05/11/28	EUR	900	1,123,849
	1.125%, 08/08/34	EUR	500	602,280
	Deutsche Bahn Finance GMBH
	Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	1,000	1,283,055
	2.750%, 03/19/29	EUR	107	153,924
	Deutsche Telekom International Finance B.V.
	2.000%, 12/01/29	EUR	500	678,185
	Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	1,013,684
	Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		3,300	3,241,048
	Kreditanstalt fuer Wiederaufbau
	Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	248,000	2,654,817
	5.750%, 06/07/32	GBP	1,000	2,035,831
	Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r)	0.353%, 09/27/21		1,000	1,000,648

59

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	GERMANY — (Continued)
	Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	$850,592
	NRW Bank
	0.750%, 06/30/28	EUR	1,000	1,265,311
	Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	1,006,071
	State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	3,212,286

	TOTAL GERMANY			23,039,932

	IRELAND — (0.7%)
	Ireland Government Bond
	Ireland Government Bond
	1.000%, 05/15/26	EUR	400	506,643
	0.900%, 05/15/28	EUR	700	897,490
	Perrigo Finance Unlimited Co.
	3.150%, 06/15/30		2,500	2,574,819

	TOTAL IRELAND			3,978,952

	ITALY — (0.5%)
	Intesa Sanpaolo SpA
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,615,500
	1.750%, 07/04/29	EUR	800	986,869

	TOTAL ITALY			2,602,369

	JAPAN — (4.0%)
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	500	411,548
	Japan Government Twenty Year Bond
	Japan Government Twenty Year Bond
	1.500%, 03/20/34	JPY	345,000	3,860,790
	1.400%, 09/20/34	JPY	100,000	1,109,165
	Mitsubishi UFJ Financial Group, Inc.
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		1,000	1,124,767
	3.741%, 03/07/29		1,000	1,148,321
	2.048%, 07/17/30		1,500	1,512,851
	Mizuho Financial Group, Inc.
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	652,795
	0.402%, 09/06/29	EUR	2,252	2,597,991

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Nomura Holdings, Inc.
Nomura Holdings, Inc.
3.103%, 01/16/30		1,629	$1,717,258
2.679%, 07/16/30		1,000	1,023,318
Sumitomo Mitsui Financial Group, Inc.
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		1,000	1,134,592
3.446%, 01/11/27		600	666,016
2.750%, 01/15/30		2,000	2,128,986
Toyota Credit Canada, Inc.
2.700%, 01/25/23	CAD	4,000	3,125,572

TOTAL JAPAN			22,213,970

NETHERLANDS — (2.8%)
ABN AMRO Bank NV
1.000%, 04/16/25	EUR	800	980,011
Allianz Finance II BV
1.500%, 01/15/30	EUR	1,400	1,856,222
BNG Bank NV
BNG Bank NV
5.200%, 12/07/28	GBP	1,500	2,659,679
3.300%, 04/26/29	AUD	3,000	2,484,099
Cooperatieve Rabobank UA
1.375%, 02/03/27	EUR	600	760,326
Heineken NV
1.375%, 01/29/27	EUR	1,000	1,260,920
ING Groep NV
ING Groep NV
3.950%, 03/29/27		1,500	1,704,533
1.375%, 01/11/28	EUR	900	1,135,617
Koninklijke KPN NV
5.000%, 11/18/26	GBP	500	742,072
Koninklijke Philips NV
1.375%, 05/02/28	EUR	800	1,027,044
Nederlandse Waterschapsbank NV
1.000%, 03/01/28	EUR	1,000	1,282,250

TOTAL NETHERLANDS			15,892,773

NORWAY — (0.4%)
Kommunalbanken A.S.
Kommunalbanken A.S.
0.625% 04/20/26	EUR	1,700	2,088,764

SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
Temasek Financial I, Ltd.
2.375%, 01/23/23		320	333,488

60

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
SPAIN — (0.7%)
Banco Santander SA
Banco Santander SA
1.375%, 12/14/22	EUR	800	$962,948
3.490%, 05/28/30		400	432,602
Santander Holdings USA, Inc.
4.500%, 07/17/25		950	1,053,606
Santander UK Group Holdings P.L.C.
3.625%, 01/14/26	GBP	400	567,913
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	939,253

TOTAL SPAIN			3,956,322

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.9%)
African Development Bank
0.500%, 03/21/29	EUR	1,000	1,236,402
Asian Development Bank
2.350%, 06/21/27	JPY	860,000	9,578,202
Council Of Europe Development Bank
0.625%, 01/30/29	EUR	800	1,011,958
European Bank for Reconstruction & Development
5.625%, 12/07/28	GBP	800	1,458,526
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	2,119,972
European Investment Bank European Investment Bank
2.150%, 01/18/27	JPY	530,800	5,784,392
5.625%, 06/07/32	GBP	2,000	4,021,023
European Stability Mechanism
1.200%, 05/23/33	EUR	600	820,532
European Union
1.250%, 04/04/33	EUR	500	688,541
International Bank for Reconstruction & Development
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	2,200	4,462,434
1.200%, 08/08/34	EUR	1,300	1,779,366

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			32,961,348

		Face Amount^	Value†
		(000)
SWEDEN — (0.2%)
Swedbank AB
Swedbank AB
0.400%, 08/29/23	EUR	1,000	$1,181,249

SWITZERLAND — (0.4%)
Credit Suisse AG
1.500%, 04/10/26	EUR	800	1,011,067
UBS Group AG
1.250%, 09/01/26	EUR	800	983,457

TOTAL SWITZERLAND			1,994,524

UNITED KINGDOM — (4.2%)
AstraZeneca P.L.C.
5.750%, 11/13/31	GBP	500	960,370
Barclays P.L.C.
Barclays P.L.C.
4.375%, 01/12/26		1,000	1,130,895
3.250%, 01/17/33	GBP	1,800	2,535,749
British Telecommunications P.L.C.
3.125%, 11/21/31	GBP	1,200	1,726,078
CNH Industrial Finance Europe SA
1.625%, 07/03/29	EUR	1,700	2,030,379
Coca-Cola European Partners P.L.C.
2.625%, 11/06/23	EUR	300	376,616
Diageo Finance P.L.C.
1.500%, 10/22/27	EUR	500	640,869
GlaxoSmithKline Capital P.L.C.
GlaxoSmithKline Capital P.L.C.
1.000%, 09/12/26	EUR	800	990,981
5.250%, 12/19/33	GBP	600	1,146,055
HSBC Holdings P.L.C.
HSBC Holdings P.L.C.
4.300%, 03/08/26		2,000	2,274,426
4.950%, 03/31/30		1,500	1,823,562
Lloyds Banking Group P.L.C.
1.500%, 09/12/27	EUR	900	1,123,430
Mead Johnson Nutrition Co.
4.125%, 11/15/25		600	691,441
Nationwide Building Society
3.250%, 01/20/28	GBP	700	1,050,903
Natwest Group P.L.C.
4.800%, 04/05/26		700	812,233
Unilever NV
1.375%, 07/31/29	EUR	700	917,164
United Kingdom Gilt
4.500%, 09/07/34	GBP	800	1,590,940

61

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Vodafone Group P.L.C.
	Vodafone Group P.L.C.
	1.875%, 11/20/29	EUR	600	$793,389
	1.625%, 11/24/30	EUR	750	963,302

	TOTAL UNITED KINGDOM			23,578,782

UNITED STATES — (39.9%)
	Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	800	1,013,711
	AbbVie, Inc.
	AbbVie, Inc.
	4.250%, 11/14/28		600	707,858
Ω	2.125%, 06/01/29	EUR	800	1,057,232
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,000	1,131,100
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		750	843,389
	Aetna, Inc.
	3.500%, 11/15/24		693	757,767
	Alleghany Corp.
	3.625%, 05/15/30		1,000	1,112,971
	Alphabet, Inc.
	1.100%, 08/15/30		4,000	3,899,135
	American Express Co.
	3.000%, 10/30/24		1,000	1,082,188
	American International Group, Inc.
	1.875%, 06/21/27	EUR	800	1,004,700
	American Water Capital Corp.
	2.950%, 09/01/27		800	878,199
	AmerisourceBergen Corp.
	2.800%, 05/15/30		3,300	3,507,502
	Amgen, Inc.
	Amgen, Inc.
	4.000%, 09/13/29	GBP	700	1,117,157
	2.300%, 02/25/31		1,000	1,036,706
	Amphenol Technologies Holding GmbH
	2.000%, 10/08/28	EUR	600	791,475
	Anthem, Inc.
	Anthem, Inc.
	4.101%, 03/01/28		1,000	1,152,585
	2.250%, 05/15/30		2,000	2,059,811
	Aon Corp.
	Aon Corp.
	4.500%, 12/15/28		500	599,956
	3.750%, 05/02/29		500	575,704
	Aon P.L.C.
	2.875%, 05/14/26	EUR	500	659,702
	Apple, Inc.
	Apple, Inc.
	1.375%, 05/24/29	EUR	1,600	2,076,655
	3.050%, 07/31/29	GBP	1,300	2,023,229

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Applied Materials, Inc.
3.300%, 04/01/27		1,000	$1,126,049
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	1,111,127
AT&T, Inc.
5.200%, 11/18/33	GBP	500	870,392
Autodesk, Inc.
3.500%, 06/15/27		500	562,349
Avnet, Inc.
4.625%, 04/15/26		500	555,019
AXIS Specialty Finance P.L.C.
4.000%, 12/06/27		800	874,956
Bank of America Corp.
7.000%, 07/31/28	GBP	600	1,101,232
Baxter International, Inc.
Baxter International, Inc.
2.600%, 08/15/26		1,000	1,085,236
1.300%, 05/15/29	EUR	500	630,358
Best Buy Co., Inc.
4.450%, 10/01/28		800	944,409
Biogen, Inc.
Biogen, Inc.
4.050%, 09/15/25		900	1,022,595
2.250%, 05/01/30		800	806,423
BlackRock, Inc.
BlackRock, Inc.
1.250%, 05/06/25	EUR	600	741,524
3.250%, 04/30/29		1,000	1,143,339
2.400%, 04/30/30		1,500	1,610,293
Booking Holdings, Inc.
Booking Holdings, Inc.
1.800%, 03/03/27	EUR	500	621,658
3.550%, 03/15/28		1,200	1,321,191
4.625%, 04/13/30		253	299,353
Bristol-Myers Squibb Co.
3.450%, 11/15/27		600	683,823
Broadcom, Inc.
4.300%, 11/15/32		1,000	1,142,499
Brown & Brown, Inc.
Brown & Brown, Inc.
4.500%, 03/15/29		1,000	1,144,300
2.375%, 03/15/31		2,000	2,005,290
Brown-Forman Corp.
2.600%, 07/07/28	GBP	700	1,005,846
CA, Inc.
4.700%, 03/15/27		1,000	1,099,181
Campbell Soup Co.
4.150%, 03/15/28		600	694,881
Capital One Financial Corp.
Capital One Financial Corp.
3.750%, 03/09/27		600	670,265
3.800%, 01/31/28		700	786,626
1.650%, 06/12/29	EUR	1,000	1,200,421

62

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	$1,106,801
	Chubb INA Holdings, Inc.
	Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	998,077
	0.875%, 12/15/29	EUR	1,500	1,780,936
	Cigna Corp.
	Cigna Corp.
	3.400%, 03/01/27		1,000	1,111,913
	4.375%, 10/15/28		1,000	1,184,522
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	1,011,112
	Citizens Bank N.A.
	Citizens Bank N.A.
	3.700%, 03/29/23		900	965,242
	3.750%, 02/18/26		500	569,332
	CNA Financial Corp.
	3.950%, 05/15/24		900	993,503
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,000	2,327,310
	Coca Cola Co. (The)
	1.875%, 09/22/26	EUR	600	781,499
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	726,259
	Comcast Corp.
	Comcast Corp.
	5.500%, 11/23/29	GBP	600	1,061,566
	4.250%, 01/15/33		500	612,182
	Constellation Brands, Inc.
	Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	1,124,991
	3.150%, 08/01/29		1,000	1,094,033
	Costco Wholesale Corp.
	3.000%, 05/18/27		700	779,757
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	556,249
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	1,065,580
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	800	991,048
	Discover Financial Services
	4.500%, 01/30/26		800	915,740
	Discovery
	Communications LLC
	1.900%, 03/19/27	EUR	800	983,487
	Dollar General Corp.
	4.150%, 11/01/25		600	690,112
	Dollar Tree, Inc.
	3.700%, 05/15/23		1,000	1,072,270
	Dover Corp.
	3.150%, 11/15/25		1,000	1,097,917
	DXC Technology Co.
	DXC Technology Co.
	2.750%, 01/15/25	GBP	500	659,808

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	4.750%, 04/15/27		500	$559,882
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	1,182,942
	Eaton Corp.
	4.000%, 11/02/32		950	1,139,014
	Eaton Vance Corp.
	3.500%, 04/06/27		477	530,734
	eBay, Inc.
	3.600%, 06/05/27		200	223,262
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	100	120,450
	Emerson Electric Co.
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	621,513
	2.000%, 10/15/29	EUR	300	401,574
	FedEx Corp.
	FedEx Corp.
	1.625%, 01/11/27	EUR	700	883,145
	1.300%, 08/05/31	EUR	1,000	1,221,951
	4.900%, 01/15/34		594	752,011
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,384,233
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,775,997
	Flex, Ltd.
	Flex, Ltd.
	4.875%, 06/15/29		1,000	1,146,000
	4.875%, 05/12/30		1,500	1,733,033
	FLIR Systems, Inc.
	2.500%, 08/01/30		2,000	2,060,720
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,669,494
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	1,103,017
	Fox Corp.
	4.709%, 01/25/29		700	833,131
	GATX Corp.
	3.500%, 03/15/28		600	656,512
	General Dynamics Corp.
	2.125%, 08/15/26		600	641,033
	General Mills, Inc.
	1.000%, 04/27/23	EUR	525	627,094
	Gilead Sciences, Inc.
	3.650%, 03/01/26		600	676,662
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	1,159,437
	Goldman Sachs Group, Inc.
	(The)
	Goldman Sachs Group, Inc.
	(The)
	7.125%, 08/07/25	GBP	600	994,547

63

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.125%, 07/25/29	GBP	500	$733,065
	3.000%, 02/12/31	EUR	1,000	1,428,304
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	1,069,309
	Hasbro, Inc.
	3.500%, 09/15/27		1,900	2,000,269
	Health Care Service Corp. A
	Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,000	1,020,567
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		900	1,034,575
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	1,077,204
	HP, Inc.
	3.400%, 06/17/30		3,000	3,201,536
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		500	513,350
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	800	1,038,867
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,827,279
	Johnson & Johnson
	2.900%, 01/15/28		500	560,472
	JPMorgan Chase & Co.
	JPMorgan Chase & Co.
	3.625%, 05/13/24		378	416,686
	2.950%, 10/01/26		500	550,435
	3.500%, 12/18/26	GBP	400	604,123
	Juniper Networks, Inc.
#	3.750%, 08/15/29		2,000	2,260,794
	Kellogg Co.
	1.250%, 03/10/25	EUR	800	980,255
	Kilroy Realty L.P.
	2.500%, 11/15/32		3,500	3,391,100
	Kroger Co. (The)
	7.500%, 04/01/31		600	852,520
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	1,131,294
	Lam Research Corp.
	4.000%, 03/15/29		800	951,699
	Lear Corp.
	3.800%, 09/15/27		319	341,657
	Legg Mason, Inc.
	4.750%, 03/15/26		900	1,066,125
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	558,732
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,433,255

			Face
			Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Lincoln National Corp.
	Lincoln National Corp.
	3.050%, 01/15/30		1,000	$1,071,302
	3.400%, 01/15/31		2,000	2,203,336
	Loews Corp.
	3.750%, 04/01/26		600	683,449
	Markel Corp.
	3.500%, 11/01/27		800	888,021
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,419,381
	Marsh & McLennan Cos., Inc.
#	2.250%, 11/15/30		1,000	1,038,813
	McDonald’s Corp.
	1.750%, 05/03/28	EUR	800	1,038,864
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,710,470
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	780,379
	MetLife, Inc.
	6.500%, 12/15/32		500	740,580
	Micron Technology, Inc.
	Micron Technology, Inc.
	5.327%, 02/06/29		950	1,141,888
	4.663%, 02/15/30		800	940,945
	Microsoft Corp.
	2.400%, 08/08/26		500	543,994
	Molson Coors Beverage Co.
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	800	945,647
	3.000%, 07/15/26		1,500	1,612,054
	Morgan Stanley
	Morgan Stanley
	1.375%, 10/27/26	EUR	800	988,905
	3.625%, 01/20/27		1,000	1,131,900
	Motorola Solutions, Inc.
	Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,174,344
	2.300%, 11/15/30		1,000	993,212
	Mylan NV
	2.250%, 11/22/24	EUR	800	997,550
	NVIDIA Corp.
	3.200%, 09/16/26		600	674,133
	Oracle Corp.
	3.400%, 07/08/24		2,000	2,186,103
	O’Reilly Automotive, Inc.
	3.600%, 09/01/27		600	675,701
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	900	1,115,455
	Pfizer, Inc.
	3.450%, 03/15/29		600	696,970
	PPG Industries, Inc.
	PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	991,076
	2.800%, 08/15/29		500	539,200

64

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	2.550%, 06/15/30		500	$529,807
	Principal Financial Group, Inc.
	Principal Financial Group, Inc.
	3.100%, 11/15/26		800	886,246
	3.700%, 05/15/29		1,000	1,163,660
	Procter & Gamble Co. (The)
	1.200%, 10/30/28	EUR	1,000	1,288,632
	Progressive Corp. (The)
	6.250%, 12/01/32		500	727,415
	Prudential Financial, Inc.
	3.878%, 03/27/28		600	700,017
	QUALCOMM, Inc.
Ω	1.650%, 05/20/32		1,133	1,106,709
	Quest Diagnostics, Inc.
	4.200%, 06/30/29		1,000	1,176,899
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,400	1,531,083
	Roper Technologies, Inc.
	4.200%, 09/15/28		1,000	1,184,247
	Ryder System, Inc.
	3.350%, 09/01/25		2,000	2,201,958
	salesforce.com, Inc.
	3.700%, 04/11/28		1,000	1,173,339
	Simon Property Group L.P.
	2.650%, 07/15/30		2,970	2,968,840
	Sky, Ltd.
	4.000%, 11/26/29	GBP	600	962,274
	Starbucks Corp.
	4.000%, 11/15/28		500	583,696
	Stryker Corp.
	3.650%, 03/07/28		1,000	1,143,190
	Sysco Corp.
	Sysco Corp.
	3.300%, 07/15/26		1,000	1,090,341
	3.250%, 07/15/27		1,500	1,629,913
	TD Ameritrade Holding Corp.
	2.750%, 10/01/29		1,500	1,651,429
	Thermo Fisher Scientific, Inc.
	1.375%, 09/12/28	EUR	900	1,141,654
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	1,000	795,542
	United Parcel Service, Inc.
	1.000%, 11/15/28	EUR	800	995,329
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		1,000	1,183,458
	US Bancorp
	0.850%, 06/07/24	EUR	500	600,124
	Ventas Realty LP
	4.125%, 01/15/26		2,000	2,260,953
	Verizon Communications, Inc.
	2.625%, 12/01/31	EUR	800	1,133,039

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
VF Corp.
VF Corp.
0.625%, 09/20/23	EUR	700	$832,861
2.800%, 04/23/27		2,900	3,127,670
ViacomCBS, Inc.
ViacomCBS, Inc.
4.000%, 01/15/26		600	678,196
4.950%, 01/15/31		800	970,376
# 4.200%, 05/19/32		500	574,458
VMware, Inc.
VMware, Inc.
4.650%, 05/15/27		1,000	1,158,100
3.900%, 08/21/27		1,400	1,544,694
Walgreens Boots Alliance, Inc.
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	969,713
# 3.200%, 04/15/30		2,270	2,404,538
Walmart, Inc.
Walmart, Inc.
5.750%, 12/19/30	GBP	1,000	1,908,976
5.625%, 03/27/34	GBP	1,600	3,231,283
Walt Disney Co. (The)
6.200%, 12/15/34		400	584,305
Wells Fargo & Co.
Wells Fargo & Co.
3.000%, 10/23/26		600	654,828
1.000%, 02/02/27	EUR	900	1,069,631
Welltower, Inc.
Welltower, Inc.
3.100%, 01/15/30		2,000	2,105,259
2.750%, 01/15/31		900	918,966
Whirlpool Corp.
4.750%, 02/26/29		500	603,438
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	791,661

	TOTAL UNITED STATES		223,213,892

	TOTAL BONDS		500,611,556

U. S. TREASURY OBLIGATIONS — (2.6%)
U. S. Treasury Notes
(r) 0.320%, 07/31/21		800	801,136
1.500%, 01/31/27		1,000	1,057,774

65

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
1.500%, 02/15/30	12,000	$12,718,125

TOTAL U.S. TREASURY OBLIGATIONS		14,577,035

TOTAL INVESTMENT SECURITIES (Cost $516,016,626)		552,509,664

	Face Amount^	Value†
	(000)
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	543,317	$6,286,717

TOTAL INVESTMENTS — (100.0%) (Cost $522,303,784)		$558,796,381

As of October 31, 2020, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD 28,420,348	AUD 40,215,804	Mellon Bank	11/17/20	$150,464
USD 1,410,994	AUD 1,990,770	State Street Bank and Trust	11/17/20	11,573
USD 692,733	DKK 4,293,640	Mellon Bank	11/30/20	20,611
USD 184,756,267	EUR 180,386,053	Citibank, N.A.	01/15/21	1,528,159
USD 53,726,156	GBP 41,133,854	Citibank, N.A.	01/20/21	405,155

Total Appreciation				$2,115,962
USD 22,472,514	JPY 2,367,654,694	Citibank, N.A.	11/05/20	$(142,525)
DKK 4,293,640	USD 684,421	State Street Bank and Trust	11/30/20	(12,299)
USD 520,199	JPY 55,073,198	Citibank, N.A.	01/07/21	(6,368)

Total (Depreciation)				$(161,192)

Total Appreciation (Depreciation)				$1,954,770

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$31,916,344	—	$31,916,344
Austria.	—	2,022,447	—	2,022,447
Belgium.	—	7,983,440	—	7,983,440
Canada.	—	68,229,504	—	68,229,504
Denmark.	—	1,129,625	—	1,129,625
Finland.	—	2,878,029	—	2,878,029
France.	—	29,415,802	—	29,415,802
Germany.	—	23,039,932	—	23,039,932
Ireland.	—	3,978,952	—	3,978,952
Italy.	—	2,602,369	—	2,602,369
Japan.	—	22,213,970	—	22,213,970
Netherlands.	—	15,892,773	—	15,892,773

66

DFA GLOBAL SUSTAINABILITY FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$2,088,764	—	$2,088,764
Singapore	—	333,488	—	333,488
Spain	—	3,956,322	—	3,956,322
Supranational Organization Obligations	—	32,961,348	—	32,961,348
Sweden	—	1,181,249	—	1,181,249
Switzerland	—	1,994,524	—	1,994,524
United Kingdom	—	23,578,782	—	23,578,782
United States	—	223,213,892	—	223,213,892
Agency Obligations	—	37,321,073	—	37,321,073
U.S. Treasury Obligations	—	14,577,035	—	14,577,035
Securities Lending Collateral	—	6,286,717	—	6,286,717
Forward Currency Contracts**	—	1,954,770	—	1,954,770

TOTAL.	—	$560,751,151	—	$560,751,151

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	U.S. Social Core Equity 2 Portfolio*	U.S. Sustainability Core 1 Portfolio*	U.S. Sustainability Targeted Value Portfolio*	International Sustainability Core 1 Portfolio*	International Social Core Equity Portfolio*
ASSETS:
Investment Securities at Value (including $91,657, $117,770, $1,413, $89,539 and $67,434 of securities on loan,respectively)	$1,239,962	$3,221,461	$89,547	$2,167,348	$1,208,919
Temporary Cash Investments at Value & Cost	6,213	22,092	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $53,909, $75,804, $989, $83,288 and $59,295, respectively)	53,912	75,811	989	83,308	59,307
Foreign Currencies at Value	—	—	—	2,416	2,819
Cash	20	—	—	8,470	2,210
Receivables:
Investment Securities Sold	125	19	1,560	59	75
Dividends and Interest	1,076	2,487	43	6,279	3,788
Securities Lending Income	16	30	—	72	67
Fund Shares Sold	372	4,855	904	1,960	543
Due from Advisor	—	—	12	—	—
Deferred Offering Costs	—	—	53	—	—
Prepaid Expenses and Other Assets	24	96	8	115	29

Total Assets	1,301,720	3,326,851	93,116	2,270,027	1,277,757

LIABILITIES:
Payables:
Upon Return of Securities Loaned	53,918	75,817	989	83,303	59,301
Investment Securities Purchased	—	11,386	—	3,078	1,232
Fund Shares Redeemed.	1,128	1,448	285	3,389	1,426
Due to Advisor.	253	570	—	520	291
Line of Credit	—	—	1,226	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	—	7	3
Accrued Expenses and Other Liabilities	254	325	104	298	192

Total Liabilities	55,553	89,546	2,604	90,595	62,445

NET ASSETS	$1,246,167	$3,237,305	$90,512	$2,179,432	$1,215,312

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	73,561,575	127,439,957	8,021,647	215,901,618	105,778,576

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.94	$25.40	$11.28	$10.09	$11.49

Investment Securities at Cost	$822,773	$2,329,976	$82,316	$1,975,763	$1,214,039

Foreign Currencies at Cost	$—	$—	$—	$2,452	$2,839

NET ASSETS CONSIST OF:

Paid-In Capital	$843,552	$2,372,710	$82,722	$2,022,947	$1,259,678
Total Distributable Earnings (Loss)	402,615	864,595	7,790	156,485	(44,366)

NET ASSETS	$1,246,167	$3,237,305	$90,512	$2,179,432	$1,215,312

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	500,000,000	1,000,000,000	1,000,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Sustainability Core 1 Portfolio*	Emerging Markets Social Core Equity Portfolio*	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio*	DFA Global Sustainability Fixed Income Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$75,929	—	—
Investment Securities at Value (including $12,051, $37,197, $0, $12,520 and $6,152 of securities on loan)	$630,722	$1,459,436	—	$400,750	$552,510
Temporary Cash Investments at Value & Cost	—	—	39	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $6,168, $20,231, $0, $12,810 and $6,287,respectively)	6,169	20,235	—	12,811	6,287
Segregated Cash for Futures Contracts	2,100	—	—	—	—
Foreign Currencies at Value	2,985	4,051	—	1	92
Cash	1,367	1,619	—	2,078	5,689
Receivables:
Investment Securities Sold	81	1,467	—	—	—
Dividends, Interest and Tax Reclaims	618	1,359	—	3,392	4,601
Securities Lending Income	18	89	—	1	1
Fund Shares Sold	29,857	2,237	—	681	433
Unrealized Gain on Forward Currency Contracts	—	—	—	82	2,116
Unrealized Gain on Foreign Currency Contracts	7	—	—	—	—
Deferred Offering Costs	—	—	28	—	—
Prepaid Expenses and Other Assets	72	18	13	12	25

Total Assets	673,996	1,490,511	76,009	419,808	571,754

LIABILITIES:
Payables:
Upon Return of Securities Loaned	6,168	20,236	—	12,816	6,286
Investment Securities Purchased	1,126	175	—	—	3,586
Fund Shares Redeemed	93	554	—	24	55
Due to Advisor	242	568	40	69	103
Futures Margin Variation	2,102	—	—	—	—
Unrealized Loss on Forward Currency Contracts	—	—	—	8	161
Unrealized Loss on Foreign Currency Contracts	— —		—	—	1
Deferred Taxes Payable	580	782	—	—	—
Accrued Expenses and Other Liabilities	169	359	118	88	126

Total Liabilities	10,480	22,674	158	13,005	10,318

NET ASSETS	$663,516	$1,467,837	$75,851	$406,803	$561,436

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	73,771,965	111,399,796	7,902,196	37,370,686	49,241,857

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.99	$13.18	$9.60	$10.89	$11.40

Investments in Affiliated Investment Companies at Cost	$—	$—	$77,283	$—	$—

Investment Securities at Cost	$572,453	$1,208,546	$—	$370,947	$516,017

Foreign Currencies at Cost	$2,960	$4,002	$—	$1	$92

NET ASSETS CONSIST OF:
Paid-In Capital	$609,163	$1,341,593	$76,540	$376,069	$522,426
Total Distributable Earnings (Loss)	54,353	126,244	(689)	30,734	39,010

NET ASSETS	$663,516	$1,467,837	$75,851	$406,803	$561,436

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,500,000,000	500,000,000	1,000,000,000	500,000,000

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio#	U.S. Sustainability Core 1 Portfolio#	U.S. Sustainability Targeted Value Portfolio Ʊ#	International Sustainability Core 1 Portfolio#	International Social Core Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $5, $6, $0, $4,060 and $2,861, respectively)	$22,327	$42,857	$431	$40,391	$30,071
Income from Securities Lending	272	443	1	1,103	1,077

Total Investment Income	22,599	43,300	432	41,494	31,148

Expenses
Investment Management Fees	2,922	5,498	89	5,032	3,297
Accounting & Transfer Agent Fees	207	530	5	375	166
Custodian Fees	21	42	10	266	138
Filing Fees	78	124	74	122	62
Shareholders’ Reports	53	60	5	48	54
Directors’/Trustees’ Fees & Expenses	10	22	—	16	10
Professional Fees	21	42	3	40	31
Organizational & Offering Costs	—	—	17	—	—
Previously Waived Fees Recovered by Advisor (Note C)	—	330	—	—	—
Other	92	62	3	69	164

Total Expenses	3,404	6,710	206	5,968	3,922

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	120	106	—	—
Fees Paid Indirectly (Note C)	—	—	—	181	53

Net Expenses	3,404	6,590	100	5,787	3,869

Net Investment Income (Loss)	19,195	36,710	332	35,707	27,279

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(16,180)	(28,482)	346	(11,648)	(15,440)
Affiliated Investment Companies Shares Sold	(9)	(15)	—	(15)	(1)
Futures	(1)	—	185	(1,383)	(121)
Foreign Currency Transactions	—	—	—	260	(180)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	50,112	320,326	7,231	45,887	(72,867)
Affiliated Investment Companies Shares	(1)	1	—	13	6
Translation of Foreign Currency-Denominated Amounts	—	—	—	90	48

Net Realized and Unrealized Gain (Loss)	33,921	291,830	7,762	33,204	(88,555)

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,116	$328,540	$8,094	$68,911	$(61,276)

**	Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
Ʊ	The Portfolio commenced operations on July 7, 2020.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Emerging Markets Sustainability Core 1 Portfolio#	Emerging Markets Social Core Equity Portfolio#	Global Social Core Equity PortfolioƱ	DFA Social Fixed Income Portfolio#	DFA Global Sustainability Fixed Income Portfolio#
Investment Income
Income Distributions Received from Affiliated Investment Companies	—	—	$1,176	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,176	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,454, $4,689, $0, $0 and $0, respectively)	$11,486	$37,129	—	—	—
Interest	—	—	—	$8,893	$8,045
Income from Securities Lending	171	1,258	—	37	8

Total Fund Investment Income	11,657	38,387	—	8,930	8,053

Fund Expenses
Investment Management Fees	2,085	6,506	—	725	986
Accounting & Transfer Agent Fees	116	190	8	78	100
Custodian Fees	288	574	1	6	23
Filing Fees	67	56	2	39	87
Shareholders’ Reports	32	62	22	34	33
Directors’/Trustees’ Fees & Expenses	4	12	—	3	3
Professional Fees	30	74	75	6	8
Organizational & Offering Costs	—	—	27	—	1
Previously Waived Fees Recovered by Advisor (Note C)	117	—	—	4	30
Other	55	257	21	10	9

Total Fund Expenses	2,794	7,731	156	905	1,280

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	138	—	94
Fees Paid Indirectly (Note C)	52	34	—	2	8

Net Expenses	2,742	7,697	18	903	1,178

Net Investment Income (Loss)	8,915	30,690	1,158	8,027	6,875

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	750	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(456)	(32,813)	—	1,982	456
Affiliated Investment Companies Shares Sold	—	(2)	(85)	(4)	2
Futures	(568)	(83)	(6)	—	—
Foreign Currency Transactions	37	(660)	—	9	44
Forward Currency Contracts	—	—	—	(407)	(8,036)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	60,286	12,644	—	15,767	18,174
Affiliated Investment Companies Shares	—	—	(1,354)	—	—
Futures	(2)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(3)	(43)	—	—	(2)
Forward Currency Contracts	—	—	—	107	5,313

Net Realized and Unrealized Gain (Loss)	59,294	(20,957)	(695)	17,454	15,951

Net Increase (Decrease) in Net Assets Resulting from
	$68,209	$9,733	$463	$25,481	$22,826

**	Net of foreign capital gain taxes withheld of $12, $1, $0, $0 and $0, respectively.
Ʊ	The Portfolio commenced operations on November 19, 2019.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Social Core Equity 2 Portfolio		U.S. Sustainability Core 1 Portfolio		U.S. Sustainability Targeted Value Portfolio	International Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Jul 07, 2020 Ʊ to Oct 31, 2020	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$19,195	$19,502	$36,710	$27,753	$332	$35,707	$33,206
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,180)	30,714	(28,482)	19,366	346	(11,648)	(6,345)
Affiliated Investment Companies Shares Sold	(9)	2	(15)	4	—	(15)	—
Futures.	(1)	(1)	—	—	185	(1,383)	28
Foreign Currency Transactions	—	—	—	—	—	260	(143)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	50,112	78,751	320,326	205,740	7,231	45,887	106,219
Affiliated Investment Companies Shares	(1)	5	1	5	—	13	5
Translation of Foreign Currency-Denominated Amounts	—		—	—	—	90	51

Net Increase (Decrease) in Net Assets Resulting from Operations	53,116	128,973	328,540	252,868	8,094	68,911	133,021

Distributions:
Institutional Class Shares	(46,015)	(37,738)	(52,283)	(40,388)	(269)	(34,198)	(31,180)
Capital Share Transactions (1):
Shares Issued	325,859	306,281	1,539,808	813,968	89,042	1,275,037	589,005
Shares Issued in Lieu of Cash Distributions	41,872	34,794	48,877	36,777	269	30,180	26,156
Shares Redeemed	(376,669)	(387,595)	(727,144)	(620,073)	(6,624)	(535,550)	(274,362)

Net Increase (Decrease) from Capital Share Transactions	(8,938)	(46,520)	861,541	230,672	82,687	769,667	340,799

Total Increase (Decrease) in Net Assets	(1,837)	44,715	1,137,798	443,152	90,512	804,380	442,640
Net Assets
Beginning of Year	1,248,004	1,203,289	2,099,507	1,656,355	—	1,375,052	932,412

End of Year	$1,246,167	$1,248,004	$3,237,305	$2,099,507	$90,512	$2,179,432	$1,375,052

(1) Shares Issued and Redeemed:
Shares Issued	21,263	19,703	68,221	37,694	8,584	140,542	60,351
Shares Issued in Lieu of Cash Distributions	2,497	2,332	2,071	1,759	25	2,968	2,624
Shares Redeemed	(23,974)	(24,251)	(31,609)	(28,274)	(587)	(57,949)	(28,362)

Net Increase (Decrease) from Shares Issued and Redeemed	(214)	(2,216)	38,683	11,179	8,022	85,561	34,613

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Social Core Equity Portfolio		Emerging Markets Sustainability Core 1 Portfolio		Emerging Markets Social Core Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$27,279	$36,519	$8,915	$4,815	$30,690	$37,444
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(15,440)	(20,534)	(456)	(757)	(32,813)	(22,921)
Affiliated Investment Companies Shares Sold	(1)	—	—	—	(2)	(1)
Futures	(121)	336	(568)	(94)	(83)	(9)
Foreign Currency Transactions	(180)	(583)	37	(1)	(660)	189
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(72,867)	73,612	60,286	16,997	12,644	144,119
Affiliated Investment Companies Shares	6	5	—	1	—	1
Futures	—	—	(2)	—	—	—
Translation of Foreign Currency-Denominated Amounts	48	27	(3)	2	(43)	26

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,276)	89,382	68,209	20,963	9,733	158,848

Distributions:
Institutional Class Shares	(26,116)	(35,762)	(8,889)	(4,540)	(32,632)	(37,611)
Capital Share Transactions (1):
Shares Issued	390,450	351,024	459,780	172,116	361,682	301,230
Shares Issued in Lieu of Cash Distributions	23,399	31,725	8,615	4,407	28,511	32,272
Shares Redeemed	(318,883)	(286,421)	(136,847)	(32,274)	(366,395)	(306,416)

Net Increase (Decrease) from Capital Share Transactions	94,966	96,328	331,548	144,249	23,798	27,086

Total Increase (Decrease) in Net Assets	7,574	149,948	390,868	160,672	899	148,323
Net Assets
Beginning of Year	1,207,738	1,057,790	272,648	111,976	1,466,938	1,318,615

End of Year	$1,215,312	$1,207,738	$663,516	$272,648	$1,467,837	$1,466,938

(1) Shares Issued and Redeemed:
Shares Issued	36,677	29,362	59,202	20,084	30,547	23,090
Shares Issued in Lieu of Cash Distributions	1,985	2,624	1,019	512	2,258	2,514
Shares Redeemed	(28,401)	(23,366)	(17,240)	(3,792)	(31,014)	(23,638)

Net Increase (Decrease) from Shares Issued and Redeemed	10,261	8,620	42,981	16,804	1,791	1,966

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $12 and $1, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $(1) and $0, respectively.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Social Core Equity Portfolio	DFA Social Fixed Income Portfolio		DFA Global Sustainability Fixed Income Portfolio
	Period Nov 19, 2019 Ʊ to Oct 31, 2020	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Period Nov 06, 2018 Ʊ to Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,158	$8,027	$6,713	$6,875	$4,955
Capital Gain Distributions Received from Affiliated Investment Companies	750	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	1,982	(302)	456	825
Affiliated Investment Companies Shares Sold	(85)	(4)	—	2	—
Futures	(6)	—	—	—	—
Foreign Currency Transactions	—	9	(2)	44	8,735
Forward Currency Contracts	—	(407)	593	(8,036)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	15,767	23,368	18,174	18,319
Affiliated Investment Companies Shares	(1,354)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	3	(2)	28
Forward Currency Contracts	—	107	(124)	5,313	(3,358)

Net Increase (Decrease) in Net Assets Resulting from Operations	463	25,481	30,249	22,826	29,504

Distributions:
Institutional Class Shares	(1,149)	(8,100)	(6,587)	(7,449)	(4,187)
Capital Share Transactions (1):
Shares Issued	75,815	154,429	82,628	312,250	367,344
Shares Issued in Lieu of Cash Distributions	1,117	8,047	6,577	7,436	4,178
Shares Redeemed	(395)	(71,287)	(40,867)	(125,114)	(45,352)

Net Increase (Decrease) from Capital Share Transactions	76,537	91,189	48,338	194,572	326,170

Total Increase (Decrease) in Net Assets	75,851	108,570	72,000	209,949	351,487
Net Assets
Beginning of Year	—	298,233	226,233	351,487	—

End of Year	$75,851	$406,803	$298,233	$561,436	$351,487

(1) Shares Issued and Redeemed:
Shares Issued	7,829	14,505	8,305	28,130	35,823
Shares Issued in Lieu of Cash Distributions	120	758	663	692	391
Shares Redeemed	(47)	(6,691)	(4,155)	(11,525)	(4,269)

Net Increase (Decrease) from Shares Issued and Redeemed	7,902	8,572	4,813	17,297	31,945

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Social Core Equity 2 Portfolio					U.S. Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$16.92	$15.83	$15.58	$12.77	$12.79	$23.65	$21.35	$20.47	$16.74	$16.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.25	0.24	0.22	0.22	0.34	0.33	0.30	0.28	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	0.39	1.33	0.41	2.93	0.19	1.92	2.46	1.06	3.89	0.24

Total from Investment Operations	0.64	1.58	0.65	3.15	0.41	2.26	2.79	1.36	4.17	0.52

Less Distributions:
Net Investment Income	(0.24)	(0.24)	(0.22)	(0.21)	(0.21)	(0.30)	(0.30)	(0.28)	(0.29)	(0.26)
Net Realized Gains	(0.38)	(0.25)	(0.18)	(0.13)	(0.22)	(0.21)	(0.19)	(0.20)	(0.15)	(0.17)

Total Distributions	(0.62)	(0.49)	(0.40)	(0.34)	(0.43)	(0.51)	(0.49)	(0.48)	(0.44)	(0.43)

Net Asset Value, End of Year	$16.94	$16.92	$15.83	$15.58	$12.77	$25.40	$23.65	$21.35	$20.47	$16.74

Total Return	3.85%	10.43%	4.19%	24.99%	3.40%	9.73%	13.39%	6.68%	25.18%	3.21%

Net Assets, End of Year (thousands)	$1,246,167	$1,248,004	$1,203,289	$968,618	$686,702	$3,237,305	$2,099,507	$1,656,355	$1,193,184	$749,854
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.28%	0.28%	0.28%	0.25%	0.25%	0.25%	0.25%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.28%	0.29%	0.28%	0.28%	0.28%	0.25%	0.26%	0.25%	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.59%	1.44%	1.49%	1.80%	1.39%	1.48%	1.38%	1.50%	1.69%
Portfolio Turnover Rate	13%	18%	9%	10%	17%	5%	12%	4%	5%	26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Sustainability Targeted Value Portfolio		International Sustainability Core 1 Portfolio
	Period Jul 7, 2020 Ʊ to Oct 31, 2020		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$10.00		$10.55	$9.74	$10.86	$8.85	$9.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.20	0.29	0.27	0.25	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	1.27		(0.47)	0.79	(1.14)	2.00	(0.30)

Total from Investment Operations	1.32		(0.27)	1.08	(0.87)	2.25	(0.07)

Less Distributions:
Net Investment Income	(0.04)		(0.19)	(0.27)	(0.25)	(0.24)	(0.22)
Total Distributions	(0.04)		(0.19)	(0.27)	(0.25)	(0.24)	(0.22)

Net Asset Value, End of Period	$11.28		$10.09	$10.55	$9.74	$10.86	$8.85

Total Return	13.19	%(B)	(2.58%)	11.26%	(8.21%)	25.66%	(0.74%)

Net Assets, End of Period (thousands)	$90,512		$2,179,432	$1,375,052	$932,412	$774,000	$520,141
Ratio of Expenses to Average Net Assets	0.40	%(C)(D)	0.32%	0.35%	0.37%	0.39%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.78	%(C)(D)	0.33%	0.36%	0.34%	0.39%	0.50%
Ratio of Net Investment Income to Average Net Assets	1.35	%(C)(D)	1.97%	2.89%	2.47%	2.51%	2.64%
Portfolio Turnover Rate	3	%(B)	4%	5%	8%	10%	24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Social Core Equity Portfolio					Emerging Markets Sustainability Core 1 Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Period Mar 27, 2018 Ʊ to Oct 31, 2018
Net Asset Value, Beginning of Year	$12.64	$12.17	$13.69	$11.14	$11.23	$8.86	$8.01	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.38	0.37	0.32	0.31	0.17	0.21	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.16)	0.47	(1.55)	2.54	(0.11)	0.11	0.81	(2.04)

Total from Investment Operations	(0.89)	0.85	(1.18)	2.86	0.20	0.28	1.02	(1.91)

Less Distributions:
Net Investment Income	(0.26)	(0.38)	(0.34)	(0.31)	(0.29)	(0.15)	(0.17)	(0.08)

Total Distributions	(0.26)	(0.38)	(0.34)	(0.31)	(0.29)	(0.15)	(0.17)	(0.08)

Net Asset Value, End of Year	$11.49	$12.64	$12.17	$13.69	$11.14	$8.99	$8.86	$8.01

Total Return	(7.10%)	7.18%	(8.86%)	25.98%	1.94%	3.27%	12.85%	(19.13	%)(B)

Net Assets, End of Year (thousands)	$1,215,312	$1,207,738	$1,057,790	$828,916	$546,713	$663,516	$272,648	$111,976
Ratio of Expenses to Average Net Assets	0.32%	0.33%	0.33%	0.38%	0.45%	0.60%	0.63%	0.65	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.33%	0.35%	0.33%	0.38%	0.45%	0.61%	0.69%	0.73	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.29%	3.15%	2.67%	2.58%	2.84%	1.97%	2.44%	2.32	%(C)(D)
Portfolio Turnover Rate	9%	17%	8%	11%	8%	5%	6%	6	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Social Core Equity Portfolio					Global Social Core Equity Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Period Nov 19, 2019 Ʊ to Oct 31, 2020
Net Asset Value, Beginning of Year	$13.38	$12.25	$14.41	$11.76	$10.64	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.35	0.31	0.26	0.23	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.18)	1.13	(2.18)	2.65	1.12	(0.41)

Total from Investment Operations	0.09	1.48	(1.87)	2.91	1.35	(0.24)

Less Distributions:
Net Investment Income	(0.29)	(0.35)	(0.29)	(0.26)	(0.23)	(0.16)

Total Distributions	(0.29)	(0.35)	(0.29)	(0.26)	(0.23)	(0.16)

Net Asset Value, End of Year	$13.18	$13.38	$12.25	$14.41	$11.76	$9.60

Total Return	0.82%	12.20%	(13.19%)	25.04%	12.87%	(2.29	%)(B)

Net Assets, End of Year (thousands)	$1,467,837	$1,466,938	$1,318,615	$1,361,922	$1,076,927	$75,851
Ratio of Expenses to Average Net Assets	0.53%	0.54%	0.53%	0.57%	0.63%	0.34	%(C)(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.54%	0.55%	0.53%	0.57%	0.64%	0.57	%(C)(D)(E)
Ratio of Net Investment Income to Average Net Assets	2.16%	2.64%	2.18%	2.06%	2.13%	1.86	%(C)(D)(E)
Portfolio Turnover Rate	20%	15%	11%	14%	12%	N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Social Fixed Income Portfolio						DFA Global Sustainability Fixed Income Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Apr 5, 2016 Ʊ to Oct 31, 2016		Year Ended Oct 31, 2020	Period Nov 6, 2018 Ʊ to Oct 31, 2019
Net Asset Value, Beginning of Period	$10.36	$9.43	$9.90	$10.01	$10.00		$11.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.26	0.23	0.19	0.09		0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.53	0.92	(0.48)	(0.12)	(0.02)		0.45	0.96

Total from Investment Operations	0.77	1.18	(0.25)	0.07	0.07		0.63	1.16

Less Distributions:
Net Investment Income	(0.24)	(0.25)	(0.22)	(0.18)	(0.06)		(0.21)	(0.16)
Net Realized Gains	—	—	—	—	—		(0.02)	—

Total Distributions	(0.24)	(0.25)	(0.22)	(0.18)	(0.06)		(0.23)	(0.16)

Net Asset Value, End of Period	$10.89	$10.36	$9.43	$9.90	$10.01		$11.40	$11.00

Total Return	7.54%	12.72%	(2.50%)	0.73%	0.75	%(B)	5.83%	11.65	%(B)

Net Assets, End of Period (thousands)	$406,803	$298,233	$226,233	$126,034	$83,699		$561,436	$351,487
Ratio of Expenses to Average Net Assets	0.25%	0.27%	0.27%	0.27%	0.26	%(C)(D)	0.28%	0.28	%(C)(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25%	0.26%	0.25%	0.29%	0.56	%(C)(D)	0.30%	0.33	%(C)(D)
Ratio of Net Investment Income to Average Net Assets	2.21%	2.60%	2.43%	1.95%	1.58	%(C)(D)	1.62%	1.85	%(C)(D)
Portfolio Turnover Rate	18%	15%	9%	24%	47	%(B)	19%	7	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company whose shares are offered without a sales charge, generally to institutional investors and clients of registered investment advisors. The Fund offers one hundred and six operational portfolios, ten of which, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Social Core Equity Portfolio, Global Social Core Equity Portfolio, DFA Social Fixed Income Portfolio, and DFA Global Sustainability Fixed Income Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies and, accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies. “The Global Social Core Equity Portfolio generally allocates its assets among other funds managed by Dimensional Fund Advisors LP (collectively, the “Underlying Funds”). The Global Social Core Equity Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Global Social Core Equity Portfolio invests in three Underlying Funds within the Fund. As of October 31, 2020, the Global Social Core Equity Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

		Percentage
		Ownership
Fund of Funds	Underlying Funds	at 10/31/2020
Global Social Core Equity Portfolio	U.S. Social Core Equity 2 Portfolio (IDG)	3%
	International Social Core Equity Portfolio (IDG)	2%
	Emerging Markets Social Core Equity Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and

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most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

Securities held by U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio and U.S. Sustainability Targeted Value Portfolio (the “Domestic Equity Portfolios”) and International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Shares held by the Global Social Core Equity Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

81

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

82

The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios, DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Social Core Equity Portfolio and Emerging Markets Sustainability Core 1 Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Social Core Equity 2 Portfolio	0.24	%*
U.S. Sustainability Core 1 Portfolio	0.21	%*
U.S. Sustainability Targeted Value Portfolio	0.36%
International Sustainability Core 1 Portfolio	0.28	%*
International Social Core Equity Portfolio	0.28	%*
Emerging Markets Sustainability Core 1 Portfolio	0.46	%*
Emerging Markets Social Core Equity Portfolio	0.46	%*
Global Social Core Equity Portfolio	0.00%
DFA Social Fixed Income Portfolio	0.20%
DFA Global Sustainability Fixed Income Portfolio	0.23	%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
U.S. Social Core Equity 2 Portfolio	0.25%	0.23%
U.S. Sustainability Core 1 Portfolio	0.23%	0.20%
International Sustainability Core 1 Portfolio	0.30%	0.27%
International Social Core Equity Portfolio	0.29%	0.27%
Emerging Markets Sustainability Core 1 Portfolio	0.50%	0.45%
Emerging Markets Social Core Equity Portfolio	0.47%	0.45%
DFA Global Sustainability Fixed Income Portfolio	0.24%	0.23%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, including management fees, and in some instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Sustainability Targeted Value Portfolio will remain in effect through February 28, 2022, while the Fee Waiver Agreements for each of the other Portfolios will remain in effect through February 28, 2021. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by

83

the Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Social Core Equity 2 Portfolio (1)	0.60%	—	—	—
U.S. Sustainability Core 1 Portfolio (2)	0.25%	$330	$120	$208
U.S. Sustainability Targeted Value Portfolio (3)	0.40%	—	106	106
International Sustainability Core 1 Portfolio (2)	0.38%	—	—	—
International Social Core Equity Portfolio (2)	0.38%	—	—	—
Emerging Markets Sustainability Core 1 Portfolio (3)	0.65%	117	—	4
Emerging Markets Social Core Equity Portfolio (2)	0.57%	—	—	—
Global Social Core Equity Portfolio (4)	0.34%	—	138	138
DFA Social Fixed Income Portfolio (2)	0.27%	4	—	—
DFA Global Sustainability Fixed Income Portfolio (3)	0.28%	30	94	205

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the Portfolio’s ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”).

(2) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amounts for the International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio and Emerging Markets Social Core Equity Portfolio were 0.42%, 0.60% and 0.85%, respectively, of the average net assets of each such Portfolio on an annualized basis.

(3) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of each of the Portfolios listed above (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio listed above to the rates listed above as a percentage of the average net assets of a class of the respective Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to assume all or a portion of the ordinary other expenses of the Institutional Class of the Global Social Core Equity Portfolio to the extent necessary to limit the ordinary operating expenses of the Institutional Class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund) (“Portfolio Expenses”) to the rate listed above as a percentage of the class of the Portfolio’s average net assets (the “Expense Limitation Amount”). The maximum amount assumed under this assumption agreement is the full amount of the ordinary other expenses incurred directly by the Global Social Core Equity Portfolio and, accordingly, it is possible for the net Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount under certain circumstances.

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Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Sustainability Core 1 Portfolio	$181
International Social Core Equity Portfolio	53
Emerging Markets Sustainability Core 1 Portfolio	52
Emerging Markets Social Core Equity Portfolio	34
DFA Social Fixed Income Portfolio	2
DFA Global Sustainability Fixed Income Portfolio	8

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Social Core Equity 2 Portfolio	$19
U.S. Sustainability Core 1 Portfolio	26
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	19
International Social Core Equity Portfolio	13
Emerging Markets Sustainability Core 1 Portfolio	2
Emerging Markets Social Core Equity Portfolio	37
Global Social Core Equity Portfolio	—
DFA Social Fixed Income Portfolio	3
DFA Global Sustainability Fixed Income Portfolio	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios made the following purchases and sales of investment securities other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
U.S. Social Core Equity 2 Portfolio	—	—	$157,101	$185,696
U.S. Sustainability Core 1 Portfolio	—	—	995,014	142,873
U.S. Sustainability Targeted Value Portfolio	—	—	84,437	2,466
International Sustainability Core 1 Portfolio	—	—	844,901	68,619

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	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
International Social Core Equity Portfolio	—	—	$206,029	$104,107
Emerging Markets Sustainability Core 1 Portfolio	—	—	325,272	23,836
Emerging Markets Social Core Equity Portfolio	—	—	294,621	273,741
DFA Social Fixed Income Portfolio	$71,030	$38,482	90,683	26,327
DFA Global Sustainability Fixed Income Portfolio	45,114	26,845	223,744	53,354

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
U.S. Social Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$41,815	$206,177	$194,070	$(9)	$(1)	$53,912	4,659	$306	—

Total	$41,815	$206,177	$194,070	$(9)	$(1)	$53,912	4,659	$306	—

U.S. Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$57,609	$395,769	$377,553	$(15)	$1	$75,811	6,552	$444	—

Total	$57,609	$395,769	$377,553	$(15)	$1	$75,811	6,552	$444	—

U.S. Sustainability Targeted Value Portfolio
DFA Short Term Investment Fund	—	$4,889	$3,900	—	—	$989	85	—	—

Total	—	$4,889	$3,900	—	—	$989	85	—	—

International Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$54,523	$464,189	$435,402	$(15)	$13	$83,308	7,200	$470	—

Total	$54,523	$464,189	$435,402	$(15)	$13	$83,308	7,200	$470	—

International Social Core Equity Portfolio
The DFA Short Term Investment Fund	$60,494	$264,529	$265,721	$(1)	$6	$59,307	5,125	$428	—

Total	$60,494	$264,529	$265,721	$(1)	$6	$59,307	5,125	$428	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Emerging Markets Sustainability Core 1 Portfolio
The DFA Short Term Investment Fund	$3,770	$42,615	$40,217	—	—	$6,169	533	—	—

Total	$3,770	$42,615	$40,217	—	—	$6,169	533	—	—

Emerging Markets Social Core Equity Portfolio
The DFA Short Term Investment Fund	$29,695	$118,304	$127,762	$(2)	—	$20,235	1,749	$206	—

Total	$29,695	$118,304	$127,762	$(2)	—	$20,235	1,749	$206	—

Global Social Core Equity Portfolio
U.S. Social Core Equity 2 Portfolio	—	$42,963	$118	$(13)	$229	$43,061	2,542	$520	$750
International Social Core Equity Portfolio	—	24,840	192	(53)	(1,813)	22,782	1,983	464	—
Emerging Markets Social Core Equity Portfolio	—	9,946	70	(19)	230	10,087	765	191	—

Total	—	$77,749	$380	$(85)	$(1,354)	$75,930	5,290	$1,175	$750

DFA Social Fixed Income Portfolio
The DFA Short Term Investment Fund	$15,013	$113,009	$115,207	$(4)	—	$12,811	1,107	$130	—

Total	$15,013	$113,009	$115,207	$(4)	—	$12,811	1,107	$130	—

DFA Global Sustainability Fixed Income Portfolio
DFA Short Term Investment Fund	$1,282	$29,382	$24,378	$2	—	$6,287	543	$17	—

Total	$1,282	$29,382	$24,378	$2	—	$6,287	543	$17	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible

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90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Social Core Equity 2 Portfolio
2019	$19,530	$18,208	—	$37,738
2020	17,695	28,320	—	46,015
U.S. Sustainability Core 1 Portfolio
2019	26,206	14,182	—	40,388
2020	33,717	18,566	—	52,283
U.S. Sustainability Targeted Value Portfolio
2020	269	—	—	269
International Sustainability Core 1 Portfolio
2019	31,180	—	—	31,180
2020	34,199	—	—	34,199
International Social Core Equity Portfolio
2019	35,762	—	—	35,762
2020	26,116	—	—	26,116
Emerging Markets Sustainability Core 1 Portfolio
2019	4,540	—	—	4,540
2020	8,889	—	—	8,889
Emerging Markets Social Core Equity Portfolio
2019	37,610	—	—	37,610
2020	32,632	—	—	32,632
Global Social Core Equity Portfolio
2020	1,149	—	—	1,149
DFA Social Fixed Income Portfolio
2019	6,587	—	—	6,587
2020	8,100	—	—	8,100
DFA Global Sustainability Fixed Income Portfolio
2019	4,187	—	—	4,187
2020	7,450	—	—	7,450

The Global Social Core Equity Portfolio commenced operations on November 19, 2019, and did not pay any distributions for the year ended October 31, 2019. The U.S. Sustainability Targeted Value Portfolio commenced operations on July 7, 2020, and did not pay any distributions for the year ended October 31, 2019.

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Social Core Equity 2 Portfolio	$(419)	—	$(419)
U.S. Sustainability Core 1 Portfolio	(1,780)	—	(1,780)
U.S. Sustainability Targeted Value Portfolio	(35)	—	(35)
International Sustainability Core 1 Portfolio	(3,234)	—	(3,234)
International Social Core Equity Portfolio	(1,825)	—	(1,825)
Emerging Markets Sustainability Core 1 Portfolio	(1,056)	—	(1,056)
Emerging Markets Social Core Equity Portfolio	(2,369)	—	(2,369)
Global Social Core Equity Portfolio	(3)	—	(3)
DFA Social Fixed Income Portfolio	(203)	—	(203)
DFA Global Sustainability Fixed Income Portfolio	(984)	$(65)	(1,049)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Social Core Equity 2 Portfolio	$1,655	—	$(16,290)	$417,268	$402,633
U.S. Sustainability Core 1 Portfolio	6,865	—	(28,670)	886,425	864,620
U.S. Sustainability Targeted Value Portfolio	448	$111	—	7,231	7,790
International Sustainability Core 1 Portfolio	7,413	—	(37,095)	186,681	156,999
International Social Core Equity Portfolio	5,620	—	(39,702)	(10,276)	(44,358)
Emerging Markets Sustainability Core 1 Portfolio	1,396	—	(2,613)	55,573	54,356
Emerging Markets Social Core Equity Portfolio	3,467	—	(120,526)	243,339	126,280
Global Social Core Equity Portfolio	6	745	—	(1,440)	(689)
DFA Social Fixed Income Portfolio	624	728	—	29,383	30,735
DFA Global Sustainability Fixed Income Portfolio	7,837	982	—	30,252	39,071

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Social Core Equity 2 Portfolio	$16,290	$16,290

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	Unlimited	Total
U.S. Sustainability Core 1 Portfolio	$28,670	$28,670
U.S. Sustainability Targeted Value Portfolio	—	—
International Sustainability Core 1 Portfolio	37,095	37,095
International Social Core Equity Portfolio	39,702	39,702
Emerging Markets Sustainability Core 1 Portfolio	2,613	2,613
Emerging Markets Social Core Equity Portfolio	120,526	120,526
Global Social Core Equity Portfolio	—	—
DFA Social Fixed Income Portfolio	—	—
DFA Global Sustainability Fixed Income Portfolio	—	—

During the year ended October 31, 2020, the Portfolio below utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes.

DFA Social Fixed Income Portfolio	$1,386

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Social Core Equity 2 Portfolio	$882,820	$485,319	$(68,052)	$417,267
U.S. Sustainability Core 1 Portfolio	2,432,939	991,790	(105,364)	886,426
U.S. Sustainability Targeted Value Portfolio	83,305	9,953	(2,723)	7,230
International Sustainability Core 1 Portfolio	2,064,049	391,324	(204,717)	186,607
International Social Core Equity Portfolio	1,278,536	230,527	(240,839)	(10,312)
Emerging Markets Sustainability Core 1 Portfolio	580,763	114,074	(57,920)	56,154
Emerging Markets Social Core Equity Portfolio	1,235,577	470,742	(226,599)	244,143
Global Social Core Equity Portfolio	77,409	459	(1,900)	(1,441)
DFA Social Fixed Income Portfolio	384,180	29,951	(570)	29,381
DFA Global Sustainability Fixed Income Portfolio	528,579	31,415	(1,190)	30,225

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

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G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Forward Currency Contracts: The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio hedge their foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency exchange rates. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. The DFA Social Fixed Income Portfolio and DFA Global Sustainability Fixed Income Portfolio also may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements.

The Domestic Equity Portfolios, Global Social Core Equity Portfolio and the International Equity Portfolios entering into stock index futures are subject to equity price risk from those futures contracts.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
International Sustainability Core 1 Portfolio	$—	$2,448
International Social Core Equity Portfolio	—	384
Emerging Markets Sustainability Core 1 Portfolio	—	3,525
DFA Social Fixed Income Portfolio	16,102	—
DFA Global Sustainability Fixed Income Portfolio	294,431	—

*	Average amount of Currency Purchased/Sold in USD

**	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (1)
DFA Social Fixed Income Portfolio	$82	$82
DFA Global Sustainability Fixed Income Portfolio	2,116	2,116

	Liability Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (2)	Equity Contracts (3)
Emerging Markets Sustainability Core 1 Portfolio	$(2)	—	$(2)
DFA Social Fixed Income Portfolio	(8)	$(8)	—
DFA Global Sustainability Fixed Income Portfolio	(161)	(161)	—

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
U.S. Social Core Equity 2 Portfolio	$(1)	—	$(1	)*
U.S. Sustainability Targeted Value Portfolio	185	—	185 *
International Sustainability Core 1 Portfolio	(1,383)	—	(1,383	)*
International Social Core Equity Portfolio	(121)	—	(121	)*
Emerging Markets Sustainability Core 1 Portfolio	(568)	—	(568)

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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Emerging Markets Social Core Equity Portfolio	$(83)	—	$(83	)*
Global Social Core Equity Portfolio	(6)	—	(6	)*
DFA Social Fixed Income Portfolio	(407)	$(407)	—
DFA Global Sustainability Fixed Income Portfolio	(8,036)	(8,036)	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Emerging Markets Sustainability Core 1 Portfolio	$(2)	—	$(2)
DFA Social Fixed Income Portfolio	107	$107	—
DFA Global Sustainability Fixed Income Portfolio	5,313	5,313	—

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, a Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following table presents each Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2020 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
DFA Social Fixed Income Portfolio
Citibank, N.A	—	—	—	—	—	$8	$8	—	—	$8
Bank of America Corp	$82	$82	—	—	$82	—	—	—	—	—

Total	$82	$82	—	—	$82	$8	$8	—	—	$8

DFA Global Sustainability Fixed Income Portfolio
Mellon Bank.	$171	$171	—	—	$171	—	—	—	—	—
State Street Bank and Trust	12	12	$(12)	—	—	$12	$12	$(12)	—	—
Citibank, N.A	1,933	1,933	(149)	—	1,784	149	149	(149)	—	—

Total	$2,116	$2,116	$(161)	—	$1,955	$161	$161	$(161)	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

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For the year ended October 31, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
U.S. Social Core Equity 2 Portfolio	1.16%	$1,599	49	$3	$9,785	—
U.S. Sustainability Core 1 Portfolio	2.33%	21,958	2	3	23,599	—
U.S. Sustainability Targeted Value Portfolio	0.84%	1,106	3	—	1,226	$1,226
International Sustainability Core 1 Portfolio	0.83%	4,155	5	—	6,420	—
International Social Core Equity Portfolio	1.30%	3,394	27	3	13,376	—
Emerging Markets Sustainability Core 1 Portfolio	1.40%	2,869	8	1	5,487	—
Emerging Markets Social Core Equity Portfolio	1.30%	3,977	45	5	27,941	—
Global Social Core Equity Portfolio	0.80%	150	1	—	150	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

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For the year ended October 31, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Social Core Equity 2 Portfolio	$25,355	$27,455	$(4,511)
U.S. Sustainability Core 1 Portfolio	200,972	23,155	(16,226)
U.S. Sustainability Targeted Value Portfolio	15,794	100	23
International Sustainability Core 1 Portfolio	45,286	8,014	(2,403)
International Social Core Equity Portfolio	16,144	5,850	(1,086)
Emerging Markets Sustainability Core 1 Portfolio	1,526	35	15
Emerging Markets Social Core Equity Portfolio	609	1,410	(182)

J. Securities Lending:

As of October 31, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Social Core Equity 2 Portfolio	$40,931
U.S. Sustainability Core 1 Portfolio	46,783
U.S. Sustainability Targeted Value Portfolio	498
International Sustainability Core 1 Portfolio	15,436
International Social Core Equity Portfolio	12,083
Emerging Markets Sustainability Core 1 Portfolio	6,640
Emerging Markets Social Core Equity Portfolio	20,224

The Portfolios invest the cash collateral, as described below, and record a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Social Core Equity 2 Portfolio
Common Stocks	$53,918	—	—	—	$53,918
U.S. Sustainability Core 1 Portfolio
Common Stocks	75,817	—	—	—	75,817
U.S. Sustainability Targeted Value Portfolio
Common Stocks	989	—	—	—	989
International Sustainability Core 1 Portfolio
Common Stocks	83,303	—	—	—	83,303
International Social Core Equity Portfolio
Common Stocks	59,301	—	—	—	59,301
Emerging Markets Sustainability Core 1 Portfolio
Common Stocks	6,168	—	—	—	6,168
Emerging Markets Social Core Equity Portfolio
Common Stocks	20,236	—	—	—	20,236
DFA Social Fixed Income Portfolio
Agency Obligations, Bonds	12,816	—	—	—	12,816
DFA Global Sustainability Fixed Income Portfolio
Bonds	6,286	—	—	—	6,286

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

N. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Social Core Equity 2 Portfolio	5	73%
U.S. Sustainability Core 1 Portfolio	4	80%
U.S. Sustainability Targeted Value Portfolio	3	98%
International Sustainability Core 1 Portfolio	3	75%
International Social Core Equity Portfolio	4	50%
Emerging Markets Sustainability Core 1 Portfolio	3	89%
Emerging Markets Social Core Equity Portfolio	5	49%
Global Social Core Equity Portfolio	2	86%
DFA Social Fixed Income Portfolio	5	91%
DFA Global Sustainability Fixed Income Portfolio	4	93%

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The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). Beginning January 11, 2021, the Order will prohibit U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Funds.

As described in a November 2, 2020 Supplement to the Funds’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Funds’ Prospectuses for additional information regarding fees and expenses of the Portfolios.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the ten portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedule of investments, of each of the portfolios indicated in the table below (ten of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

U.S. Social Core Equity 2 Portfolio (1) U.S. Sustainability Core 1 Portfolio (1) International Sustainability Core 1 Portfolio (1) International Social Core Equity Portfolio (1) Emerging Markets Sustainability Core 1 Portfolio (1) Emerging Markets Social Core Equity Portfolio (1) DFA Social Fixed Income Portfolio (2)	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For each of the periods indicated therein

DFA Global Sustainability Fixed Income Portfolio (2)	For the year ended October 31, 2020	For the year ended October 31, 2020 and the period from November 6, 2018 (commencement of operations) to October 31, 2019

U.S. Sustainability Targeted Value Portfolio (1)	For the period June 7, 2020 (commencement of operations) to October 31, 2020

Global Social Core Equity Portfolio (2)	For the period November 19, 2019 (commencement of operations) to October 31, 2020

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

103

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since September 2019)

•   Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Japan Ltd.

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Ltd.

•   DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•   Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President (since 2016) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•   DFA Investment Dimensions Group Inc.

•   Dimensional Investment Group Inc.

•   The DFA Investment Trust Company

•   Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•   Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•   the DFA Fund Complex (since March 2020)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•   Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•   all the DFA Entities

Vice President (since June 2020)

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Vice President and Assistant Treasurer (since June 2020)

107

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   the DFA Fund Complex (since 2017)

•   Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•   all the DFA Entities (since 2001)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   the DFA Fund Complex

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•   the DFA Fund Complex

Vice President and Secretary of

•   Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

108

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•   all the DFA Entities (since 2017)

•   Dimensional Fund Advisors Canada ULC (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•   DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Director of

•   Dimensional Funds plc (since 2014)

•   Dimensional Fund II plc (since 2014)

•   Dimensional Holdings Inc. (since 2017)

•   Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•   Dimensional Japan Ltd. (2016 – 2017)

•   DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•   Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•   the DFA Fund Complex (since March 2020)

•   Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•   Dimensional Fund Advisors LP

1	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

109

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

110

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A -3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short Term Capital Gain (7)
U.S. Social Core Equity 2 Portfolio	38%	—	62%	—	—	100%	79%	100%	—	—	5%	—	—
U.S. Sustainability Core 1 Portfolio	64%	—	36%	—	—	100%	81%	100%	—	—	4%	—	—
U.S. Sustainability Targeted Value Portfolio	100%	—	—	—	—	100%	68%	56%	—	—	—	—	—
International Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	96%	—	—
International Social Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	8%	98%	—	—
Emerging Markets Sustainability Core 1 Portfolio	100%	—	—	—	—	100%	—	66%	—	8%	89%	—	—
Emerging Markets Social Core Equity Portfolio	100%	—	—	—	—	100%	—	81%	—	7%	98%	—	—
Global Social Core Equity Portfolio	100%	—	—	—	—	100%	—	57%	—	—	—	—	—
DFA Social Fixed Income Portfolio	100%	—	—	—	—	100%	—	—	49%	—	—	100%	—
DFA Global Sustainability Fixed Income Portfolio	92%	8%	—	—	—	100%	—	—	21%	1%	—	100%	100%

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

111

DFA103120-014A 00253048

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

The DFA Investment Trust Company

The Tax-Managed U.S. Marketwide Value Series

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

ANNUAL REPORT

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
GDR	Global Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Tax-Managed U.S. Marketwide Value Portfolio vs. Russell 3000® Value Index October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Tax-Managed U.S. Equity Portfolio vs. Russell 3000® Index October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Tax-Managed U.S. Targeted Value Portfolio vs. Russell 2000® Value Index October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Tax-Managed U.S. Small Cap Portfolio vs. Russell 2000® Index October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

T.A. U.S. Core Equity 2 Portfolio vs. Russell 3000® Index October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Tax-Managed DFA International Value Portfolio vs. MSCI World ex USA Index (net dividends) October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

T.A. World ex U.S. Core Equity Portfolio vs. MSCI All Country World ex USA Index (net dividends) October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

World ex U.S. Targeted Value Portfolio vs. MSCI All Country World ex USA Small Cap Index (net dividends) November 1, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

5

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Tax-Managed U.S. Marketwide Value Portfolio

The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. low relative price (value) stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Master Fund held approximately 1,090 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2020, total returns were -9.54% for the Portfolio and -8.00% for the Russell 3000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Master Fund’s greater emphasis on value stocks detracted from performance relative to the benchmark. Additionally, the Portfolio’s greater emphasis on stocks with smaller market capitalizations detracted from relative performance as small-cap stocks underperformed large-cap stocks. Conversely, the Master Fund’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

6

Tax-Managed U.S. Equity Portfolio

The Tax-Managed U.S. Equity Portfolio invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,960 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 10.47% for the Portfolio and 10.15% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to performance relative to the benchmark, as REITs generally underperformed in the U.S.

Tax Managed U.S. Targeted Value Portfolio

The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and midcap value stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder’s investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,360 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -13.70% for the Portfolio and -13.92% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s exclusions of real estate investment trusts (REITs) and highly regulated utilities contributed positively to performance relative to the benchmark, as REITs and utilities generally underperformed in the U.S. Conversely, with low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from relative performance.

Tax-Managed U.S. Small Cap Portfolio

The Tax-Managed U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder’s investment. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,860 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -5.68% for the Portfolio and -0.14% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

T.A. U.S. Core Equity 2 Portfolio

The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 2,460 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

7

For the 12 months ended October 31, 2020, total returns were 4.31% for the Portfolio and 10.15% for the Russell 3000® Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from performance relative to the benchmark. The Portfolio’s greater emphasis on small-cap stocks also detracted from relative performance, as small-caps underperformed large-caps for the period. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

8

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

9

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

Tax-Managed DFA International Value Portfolio

The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of developed ex U.S. large company value stocks. The tax-managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder’s investment. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2020, the Portfolio held approximately 490 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -17.77% for the Portfolio and -6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Portfolio’s focus on value stocks detracted from performance relative to the style-neutral benchmark.

T.A. World ex U.S. Core Equity Portfolio

The T.A. World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 8,810 securities in 46 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -4.69% for the Portfolio and -2.61% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on low relative price (value) stocks detracted from relative performance, as value stocks underperformed high relative price (growth) stocks in developed ex U.S. and emerging markets. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to performance, as REITs generally underperformed in developed ex U.S. and emerging markets.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 4,500 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

10

For the 12 months ended October 31, 2020, total returns were -9.96% for the Portfolio and 0.07% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks in developed ex U.S. and emerging markets, the Portfolio’s focus on value stocks detracted from performance relative to the style-neutral benchmark. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in developed ex U.S. and emerging markets.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio (2)
Actual Fund Return	$1,000.00	$1,077.40	0.37%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.28	0.37%	$1.88

Tax-Managed U.S. Equity Portfolio
Actual Fund Return	$1,000.00	$1,151.70	0.22%	$1.19
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

12

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,146.40	0.45%	$2.43
Hypothetical 5% Annual Return	$1,000.00	$1,022.87	0.45%	$2.29

Tax-Managed U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$1,160.30	0.46%	$2.50
Hypothetical 5% Annual Return	$1,000.00	$1,022.82	0.46%	$2.34

T.A. U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$1,151.70	0.24%	$1.30
Hypothetical 5% Annual Return	$1,000.00	$1,023.93	0.24%	$1.22

Tax-Managed DFA International Value Portfolio
Actual Fund Return	$1,000.00	$1,078.20	0.52%	$2.72
Hypothetical 5% Annual Return	$1,000.00	$1,022.52	0.52%	$2.64

T.A. World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,141.20	0.36%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.33	0.36%	$1.83

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,137.50	0.64%	$3.44
Hypothetical 5% Annual Return	$1,000.00	$1,021.92	0.64%	$3.25

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

13

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
Tax-Managed U.S. Marketwide Value Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

Tax-Managed U.S. Equity Portfolio
Communication Services	10.6%
Consumer Discretionary	12.9%
Consumer Staples	6.7%
Energy	1.8%
Financials	10.4%
Health Care	14.1%
Industrials	9.2%
Information Technology	28.1%
Materials	2.9%
Real Estate	0.1%
Utilities	3.2%

100.0%

Tax-Managed U.S. Targeted Value Portfolio
Communication Services	2.9%
Consumer Discretionary	16.1%
Consumer Staples	5.0%
Energy	3.4%
Financials	27.0%
Health Care	5.0%
Industrials	22.8%
Information Technology	9.5%
Materials	7.6%
Real Estate	0.4%
Utilities	0.3%

100.0%

Tax-Managed U.S. Small Cap Portfolio
Communication Services	2.3%
Consumer Discretionary	15.5%
Consumer Staples	4.8%
Energy	1.9%
Financials	19.9%
Health Care	11.6%
Industrials	20.7%
Information Technology	14.1%
Materials	5.5%
Real Estate	0.5%
Utilities	3.2%

100.0%

14

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

T.A. U.S. Core Equity 2 Portfolio
Communication Services	7.7%
Consumer Discretionary	13.0%
Consumer Staples	6.2%
Energy	2.0%
Financials	13.7%
Health Care	12.8%
Industrials	13.8%
Information Technology	24.2%
Materials	4.4%
Real Estate	0.3%
Utilities	1.9%

100.0%

Tax-Managed DFA International Value Portfolio
Communication Services	5.0%
Consumer Discretionary	16.6%
Consumer Staples	5.1%
Energy	8.7%
Financials	24.7%
Health Care	6.6%
Industrials	12.6%
Information Technology	2.5%
Materials	13.9%
Real Estate	2.6%
Utilities	1.7%

100.0%

T.A. World ex U.S. Core Equity Portfolio
Communication Services	7.0%
Consumer Discretionary	13.9%
Consumer Staples	8.2%
Energy	4.3%
Financials	14.1%
Health Care	6.5%
Industrials	16.0%
Information Technology	11.3%
Materials	12.0%
Real Estate	3.5%
Utilities	3.2%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	4.2%
Consumer Discretionary	14.4%
Consumer Staples	4.5%
Energy	4.1%
Financials	17.9%
Health Care	2.9%
Industrials	20.0%
Information Technology	7.1%
Materials	17.6%
Real Estate	5.4%
Utilities	1.9%

100.0%

15

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$4,138,943,299

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,138,943,299

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

16

TAX-MANAGED U.S. EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (10.5%)
* Alphabet, Inc., Class A	41,538	$67,129,977	1.6%
* Alphabet, Inc., Class C	41,510	67,288,125	1.6%
AT&T, Inc.	917,562	24,792,525	0.6%
Comcast Corp., Class A	630,207	26,619,944	0.7%
* Facebook, Inc., Class A	332,377	87,451,712	2.1%
* Netflix, Inc.	60,917	28,980,654	0.7%
Verizon Communications, Inc.	571,822	32,588,136	0.8%
Walt Disney Co. (The)	249,816	30,290,190	0.7%
Other Securities		77,536,311	1.7%

TOTAL COMMUNICATION SERVICES		442,677,574	10.5%

CONSUMER DISCRETIONARY — (12.8%)
* Amazon.com, Inc.	60,985	185,159,608	4.4%
Home Depot, Inc. (The)	149,134	39,775,529	1.0%
McDonald’s Corp.	103,073	21,954,549	0.5%
NIKE, Inc., Class B	172,541	20,718,723	0.5%
* Tesla, Inc.	98,845	38,355,814	0.9%
Other Securities		235,042,840	5.6%

TOTAL CONSUMER DISCRETIONARY		541,007,063	12.9%

CONSUMER STAPLES — (6.7%)
Coca-Cola Co. (The)	565,775	27,191,146	0.7%
Costco Wholesale Corp.	62,548	22,368,416	0.5%
PepsiCo, Inc.	198,284	26,429,274	0.6%
Procter & Gamble Co. (The)	343,686	47,119,351	1.1%
Walmart, Inc.	195,586	27,137,557	0.7%
Other Securities		131,449,441	3.1%

TOTAL CONSUMER STAPLES		281,695,185	6.7%

ENERGY — (1.8%)
Chevron Corp.	246,367	17,122,506	0.4%
Exxon Mobil Corp.	544,362	17,757,088	0.4%
Other Securities		41,196,707	1.0%

TOTAL ENERGY		76,076,301	1.8%

FINANCIALS — (10.2%)
Bank of America Corp.	1,077,983	25,548,197	0.6%
* Berkshire Hathaway, Inc., Class B	269,160	54,343,404	1.3%
JPMorgan Chase & Co.	421,313	41,305,527	1.0%
Other Securities		312,528,490	7.4%

TOTAL FINANCIALS		433,725,618	10.3%

HEALTH CARE — (14.0%)
Abbott Laboratories	241,711	25,406,243	0.6%
AbbVie, Inc.	243,277	20,702,873	0.5%
Amgen, Inc.	81,428	17,664,990	0.4%
Danaher Corp.	81,280	18,657,011	0.5%
Johnson & Johnson	364,757	50,011,832	1.2%
Medtronic P.L.C.	185,933	18,699,282	0.5%
Merck & Co., Inc.	349,652	26,297,327	0.6%

17

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

HEALTH CARE — (Continued)
Pfizer, Inc.	770,017	$27,320,203	0.7%
Thermo Fisher Scientific, Inc.	54,688	25,873,987	0.6%
UnitedHealth Group, Inc.	131,466	40,115,535	1.0%
Other Securities		321,210,541	7.5%

TOTAL HEALTH CARE		591,959,824	14.1%

INDUSTRIALS — (9.0%)
Union Pacific Corp.	94,443	16,734,355	0.4%
Other Securities		366,123,183	8.7%

TOTAL INDUSTRIALS		382,857,538	9.1%

INFORMATION TECHNOLOGY — (27.8%)
Accenture P.L.C., Class A	87,186	18,911,515	0.5%
* Adobe, Inc.	67,212	30,050,485	0.7%
Apple, Inc.	2,411,332	262,497,602	6.3%
Broadcom, Inc.	55,793	19,506,907	0.5%
Cisco Systems, Inc.	583,707	20,955,081	0.5%
Intel Corp.	589,556	26,105,540	0.6%
Mastercard, Inc., Class A	123,751	35,719,489	0.9%
Microsoft Corp.	995,967	201,653,438	4.8%
NVIDIA Corp.	83,317	41,771,811	1.0%
Oracle Corp.	297,125	16,671,684	0.4%
* PayPal Holdings, Inc.	159,367	29,662,980	0.7%
QUALCOMM, Inc.	156,365	19,289,186	0.5%
* salesforce.com, Inc.	118,653	27,559,532	0.7%
Texas Instruments, Inc.	126,624	18,308,564	0.4%
Visa, Inc., Class A	233,571	42,442,186	1.0%
Other Securities		364,550,620	8.5%

TOTAL INFORMATION TECHNOLOGY		1,175,656,620	28.0%

MATERIALS — (2.8%)
Other Securities		120,066,012	2.9%

REAL ESTATE — (0.1%)
Other Securities		4,218,334	0.1%

UTILITIES — (3.1%)
NextEra Energy, Inc.	271,504	19,876,808	0.5%
Other Securities		112,474,743	2.7%

TOTAL UTILITIES		132,351,551	3.2%

TOTAL COMMON STOCKS		4,182,291,620	99.6%

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Other Security		179,696	0.0%

18

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$89,693	0.0%

TOTAL PREFERRED STOCKS		269,389	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,685,226,719)		4,182,561,009

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	12,583,092	12,583,092	0.3%

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	3,417,493	39,543,812	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,737,347,514)		$4,234,687,913	100.9%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$442,677,574	—	—	$442,677,574
Consumer Discretionary	541,006,709	$354	—	541,007,063
Consumer Staples	281,695,185	—	—	281,695,185
Energy	76,076,301	—	—	76,076,301
Financials	433,725,228	390	—	433,725,618
Health Care	591,959,514	310	—	591,959,824
Industrials	382,857,538	—	—	382,857,538
Information Technology	1,175,656,620	—	—	1,175,656,620
Materials	120,066,012	—	—	120,066,012
Real Estate	4,218,334	—	—	4,218,334
Utilities	132,351,551	—	—	132,351,551
Preferred Stocks
Consumer Discretionary	179,696	—	—	179,696
Industrials	89,693	—	—	89,693
Temporary Cash Investments	12,583,092	—	—	12,583,092
Securities Lending Collateral	—	39,543,812	—	39,543,812

TOTAL	$4,195,143,047	$39,544,866	—	$4,234,687,913

See accompanying Notes to Financial Statements.

19

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (2.8%)
News Corp., Class A	1,329,513	$17,456,506	0.5%
Other Securities		94,351,812	2.4%

TOTAL COMMUNICATION SERVICES		111,808,318	2.9%

CONSUMER DISCRETIONARY — (15.5%)
* AutoNation, Inc.	339,119	19,238,221	0.5%
BorgWarner, Inc.	525,917	18,396,577	0.5%
# Dick’s Sporting Goods, Inc.	245,711	13,919,528	0.4%
Lithia Motors, Inc., Class A	85,067	19,528,831	0.5%
Marriott Vacations Worldwide Corp.	175,049	16,909,733	0.4%
Newell Brands, Inc.	747,371	13,198,572	0.3%
# Penske Automotive Group, Inc.	294,235	15,053,063	0.4%
PulteGroup, Inc.	692,549	28,228,297	0.7%
Toll Brothers, Inc.	607,942	25,703,788	0.7%
Other Securities		450,052,837	11.6%

TOTAL CONSUMER DISCRETIONARY		620,229,447	16.0%

CONSUMER STAPLES — (4.8%)
Bunge, Ltd.	460,827	26,142,716	0.7%
* Darling Ingredients, Inc.	704,265	30,283,395	0.8%
* Post Holdings, Inc.	247,824	21,288,082	0.6%
Other Securities		114,470,260	2.9%

TOTAL CONSUMER STAPLES		192,184,453	5.0%

ENERGY — (3.3%)
Other Securities		132,894,674	3.4%

FINANCIALS — (26.1%)
Assurant, Inc.	119,360	14,844,803	0.4%
* Athene Holding, Ltd., Class A	596,647	19,140,436	0.5%
CNO Financial Group, Inc.	1,201,584	21,328,116	0.6%
First Horizon National Corp.	1,658,878	17,268,920	0.5%
# Invesco, Ltd.	1,242,398	16,287,838	0.4%
# Janus Henderson Group P.L.C.	576,515	14,009,314	0.4%
New York Community Bancorp, Inc.	1,674,366	13,913,981	0.4%
People’s United Financial, Inc.	1,723,032	18,384,751	0.5%
Popular, Inc.	345,889	14,596,516	0.4%
Prosperity Bancshares, Inc.	241,735	13,322,016	0.4%
Reinsurance Group of America, Inc.	173,013	17,477,773	0.5%
# Santander Consumer USA Holdings, Inc.	714,918	14,541,432	0.4%
Voya Financial, Inc.	459,861	22,041,138	0.6%
Zions Bancorp NA	464,919	15,002,936	0.4%
Other Securities		807,462,288	20.5%

TOTAL FINANCIALS		1,039,622,258	26.9%

HEALTH CARE — (4.8%)
Perrigo Co. P.L.C.	401,917	17,632,099	0.5%
Other Securities		173,273,751	4.4%

TOTAL HEALTH CARE		190,905,850	4.9%

20

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (22.0%)
	AGCO Corp.	273,209	$21,045,289	0.5%
	AMERCO	43,390	15,063,272	0.4%
*	Chart Industries, Inc.	165,790	14,000,965	0.4%
#*	Colfax Corp.	494,489	13,445,156	0.4%
#	GATX Corp.	190,739	13,023,659	0.3%
*	JetBlue Airways Corp.	1,133,626	13,569,503	0.4%
	Knight-Swift Transportation Holdings, Inc.	663,046	25,189,118	0.7%
	Owens Corning	440,100	28,813,347	0.8%
	Quanta Services, Inc.	632,156	39,465,499	1.0%
	Regal Beloit Corp.	149,228	14,721,342	0.4%
*	Saia, Inc.	91,245	13,473,237	0.4%
	UFP Industries, Inc.	262,158	13,084,306	0.3%
#*	XPO Logistics, Inc.	160,328	14,429,520	0.4%
	Other Securities		637,514,102	16.3%

TOTAL INDUSTRIALS			876,838,315	22.7%

INFORMATION TECHNOLOGY — (9.1%)
*	Arrow Electronics, Inc.	366,807	28,570,597	0.8%
*	CACI International, Inc., Class A	72,603	15,139,904	0.4%
*	ON Semiconductor Corp.	583,143	14,631,058	0.4%
	SYNNEX Corp.	210,135	27,662,171	0.7%
	Other Securities		278,895,111	7.1%

TOTAL INFORMATION TECHNOLOGY			364,898,841	9.4%

MATERIALS — (7.3%)
	Huntsman Corp.	621,188	15,088,657	0.4%
	Reliance Steel & Aluminum Co.	288,850	31,481,761	0.8%
	Steel Dynamics, Inc.	480,716	15,132,940	0.4%
	Westlake Chemical Corp.	222,915	15,073,512	0.4%
	Other Securities		214,273,590	5.5%

TOTAL MATERIALS			291,050,460	7.5%

REAL ESTATE — (0.4%)
	Other Securities		16,806,961	0.4%

UTILITIES — (0.3%)
	Other Securities		10,293,073	0.3%

TOTAL COMMON STOCKS			3,847,532,650	99.4%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
	Other Security		387,364	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		1,189,296	0.0%

21

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$1,916,911	0.1%

TOTAL PREFERRED STOCKS		3,493,571	0.1%

TOTAL INVESTMENT SECURITIES (Cost $2,838,261,018)		3,851,026,221

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	13,307,525	13,307,525	0.4%

SECURITIES LENDING COLLATERAL — (3.2%)

@§ The DFA Short Term Investment Fund	10,809,259	125,073,933	3.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,976,626,621)		$3,989,407,679	103.1%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$111,808,318	—	—	$111,808,318
Consumer Discretionary	620,219,189	$10,258	—	620,229,447
Consumer Staples	192,184,453	—	—	192,184,453
Energy	132,894,674	—	—	132,894,674
Financials	1,039,606,032	16,226	—	1,039,622,258
Health Care	190,886,362	19,488	—	190,905,850
Industrials	876,838,315	—	—	876,838,315
Information Technology	364,893,356	5,485	—	364,898,841
Materials	291,050,460	—	—	291,050,460
Real Estate	16,806,961	—	—	16,806,961
Utilities	10,293,073	—	—	10,293,073
Preferred Stocks
Communication Services	387,364	—	—	387,364
Consumer Discretionary	1,189,296	—	—	1,189,296
Industrials	1,916,911	—	—	1,916,911
Temporary Cash Investments	13,307,525	—	—	13,307,525
Securities Lending Collateral	—	125,073,933	—	125,073,933

TOTAL	$3,864,282,289	$125,125,390	—	$3,989,407,679

See accompanying Notes to Financial Statements.

22

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.2%)
Other Securities			$61,910,492	2.3%

CONSUMER DISCRETIONARY — (14.7%)
	Aaron’s Holdings Co., Inc.	120,809	6,313,478	0.2%
*	Crocs, Inc.	125,337	6,558,885	0.3%
*	Deckers Outdoor Corp.	34,618	8,771,163	0.3%
*	Fox Factory Holding Corp.	72,945	6,133,216	0.2%
#*	Helen of Troy, Ltd.	49,830	9,447,768	0.4%
	Lithia Motors, Inc., Class A	51,358	11,790,256	0.4%
*	Murphy USA, Inc.	57,155	6,989,485	0.3%
*	Stamps.com, Inc.	27,448	6,127,492	0.2%
#	Texas Roadhouse, Inc.	88,757	6,215,653	0.2%
*	TopBuild Corp.	64,007	9,806,512	0.4%
	Other Securities		342,744,401	12.6%

TOTAL CONSUMER DISCRETIONARY			420,898,309	15.5%

CONSUMER STAPLES — (4.5%)
*	Boston Beer Co., Inc. (The), Class A	10,541	10,953,996	0.4%
*	Darling Ingredients, Inc.	292,864	12,593,152	0.5%
	Lancaster Colony Corp.	38,138	6,336,247	0.2%
	Sanderson Farms, Inc.	46,425	5,941,007	0.2%
	Other Securities		93,515,835	3.5%

TOTAL CONSUMER STAPLES			129,340,237	4.8%

ENERGY — (1.8%)
	Other Securities		51,789,535	1.9%

FINANCIALS — (18.8%)
	CNO Financial Group, Inc.	336,171	5,967,035	0.2%
	Primerica, Inc.	56,551	6,234,182	0.2%
	RLI Corp.	73,080	6,336,036	0.2%
	TCF Financial Corp.	220,233	5,992,540	0.2%
	Other Securities		514,019,539	19.0%

TOTAL FINANCIALS			538,549,332	19.8%

HEALTH CARE — (11.0%)
*	Amedisys, Inc.	40,287	10,434,333	0.4%
*	Emergent BioSolutions, Inc.	71,414	6,425,118	0.2%
*	Horizon Therapeutics P.L.C.	187,383	14,040,608	0.5%
*	LHC Group, Inc.	44,079	9,545,307	0.4%
#*	Omnicell, Inc.	94,491	8,178,196	0.3%
*	Quidel Corp.	56,818	15,243,701	0.6%
	Other Securities		250,518,216	9.2%

TOTAL HEALTH CARE			314,385,479	11.6%

INDUSTRIALS — (19.5%)
*	ASGN, Inc.	100,499	6,701,273	0.3%
*	Builders FirstSource, Inc.	217,363	6,586,099	0.2%
*	Casella Waste Systems, Inc., Class A	107,984	5,830,056	0.2%
	CoreLogic, Inc.	82,327	6,333,416	0.2%

23

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
* FTI Consulting, Inc.	70,273	$6,919,080	0.3%
* Generac Holdings, Inc.	42,393	8,908,889	0.3%
#* MasTec, Inc.	126,820	6,295,345	0.2%
MSA Safety, Inc.	44,387	5,855,533	0.2%
Regal Beloit Corp.	82,244	8,113,371	0.3%
* Saia, Inc.	59,127	8,730,693	0.3%
Simpson Manufacturing Co., Inc.	82,536	7,322,594	0.3%
Tetra Tech, Inc.	100,776	10,169,306	0.4%
Timken Co. (The)	121,901	7,277,490	0.3%
#* Trex Co., Inc.	121,194	8,427,831	0.3%
Other Securities		455,897,314	16.8%

TOTAL INDUSTRIALS		559,368,290	20.6%

INFORMATION TECHNOLOGY — (13.4%)
* Cirrus Logic, Inc.	122,783	8,456,065	0.3%
CMC Materials, Inc.	44,906	6,385,184	0.2%
* Lattice Semiconductor Corp.	258,740	9,030,026	0.3%
* LiveRamp Holdings, Inc.	132,416	8,751,373	0.3%
* Novanta, Inc.	66,003	7,175,846	0.3%
Power Integrations, Inc.	106,382	6,405,260	0.2%
* Silicon Laboratories, Inc.	58,269	5,970,242	0.2%
* SolarEdge Technologies, Inc.	23,692	6,105,192	0.2%
SYNNEX Corp.	46,340	6,100,198	0.2%
Other Securities		319,046,382	11.9%

TOTAL INFORMATION TECHNOLOGY		383,425,768	14.1%

MATERIALS — (5.2%)
Louisiana-Pacific Corp.	206,881	5,912,659	0.2%
Other Securities		142,554,747	5.3%

TOTAL MATERIALS		148,467,406	5.5%

REAL ESTATE — (0.5%)
Other Securities		14,839,575	0.5%

UTILITIES — (3.0%)
PNM Resources, Inc.	135,652	6,782,600	0.3%
Other Securities		78,993,519	2.8%

TOTAL UTILITIES		85,776,119	3.1%

TOTAL COMMON STOCKS		2,708,750,542	99.7%

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
Other Security		251,538	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		526,858	0.0%

INDUSTRIALS — (0.1%)
Other Security		1,173,429	0.1%

TOTAL PREFERRED STOCKS		1,951,825	0.1%

24

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$310	0.0%

HEALTH CARE — (0.0%)
Other Security		311	0.0%

TOTAL RIGHTS/WARRANTS		621	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,614,850,667)		2,710,702,988

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	6,766,868	6,766,868	0.3%

SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	12,535,930	145,053,247	5.3%

TOTAL INVESTMENTS — (100.0%) (Cost $1,766,646,362)		$2,862,523,103	105.4%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$61,910,492	—	—	$61,910,492
Consumer Discretionary	420,892,239	$6,070	—	420,898,309
Consumer Staples	129,340,237	—	—	129,340,237
Energy	51,789,535	—	—	51,789,535
Financials	538,537,861	11,471	—	538,549,332
Health Care	314,305,991	79,488	—	314,385,479
Industrials	559,368,290	—	—	559,368,290
Information Technology	383,424,239	1,529	—	383,425,768
Materials	148,467,406	—	—	148,467,406
Real Estate	14,839,575	—	—	14,839,575
Utilities	85,776,119	—	—	85,776,119
Preferred Stocks
Communication Services	251,538	—	—	251,538
Consumer Discretionary	526,858	—	—	526,858
Industrials	1,173,429	—	—	1,173,429
Rights/Warrants
Consumer Discretionary	—	310	—	310
Health Care	—	311	—	311
Temporary Cash Investments	6,766,868	—	—	6,766,868
Securities Lending Collateral	—	145,053,247	—	145,053,247

TOTAL	$2,717,370,677	$145,152,426	—	$2,862,523,103

See accompanying Notes to Financial Statements.

25

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (7.6%)
* Alphabet,Inc., Class A	41,205	$66,591,813	0.7%
* Alphabet,Inc., Class C	42,114	68,267,215	0.7%
AT&T, Inc.	1,788,149	48,315,786	0.5%
* CharterCommunications, Inc., Class A	59,771	36,090,925	0.4%
Comcast Corp., Class A	1,664,911	70,325,841	0.7%
* Facebook, Inc., Class A	392,789	103,346,714	1.1%
Verizon Communications, Inc.	1,431,638	81,589,050	0.9%
Walt Disney Co. (The)	279,758	33,920,657	0.4%
Other Securities		224,734,763	2.3%

TOTAL COMMUNICATION SERVICES		733,182,764	7.7%

CONSUMER DISCRETIONARY — (12.7%)
* Amazon.com,Inc.	77,547	235,444,324	2.5%
Best Buy Co., Inc.	256,123	28,570,521	0.3%
Home Depot, Inc. (The)	122,083	32,560,757	0.4%
Lowe’s Cos., Inc.	216,161	34,175,054	0.4%
NIKE, Inc., Class B	250,218	30,046,177	0.3%
Target Corp.	206,306	31,403,899	0.3%
Other Securities		842,134,885	8.8%

TOTAL CONSUMER DISCRETIONARY		1,234,335,617	13.0%

CONSUMER STAPLES — (6.0%)
Coca-Cola Co. (The)	900,750	43,290,045	0.5%
Costco Wholesale Corp.	80,474	28,779,112	0.3%
PepsiCo, Inc.	354,730	47,281,962	0.5%
Procter & Gamble Co. (The)	458,732	62,892,157	0.7%
Walmart, Inc.	361,393	50,143,279	0.5%
Other Securities		353,336,823	3.6%

TOTAL CONSUMER STAPLES		585,723,378	6.1%

ENERGY — (2.0%)
Chevron Corp.	386,863	26,886,978	0.3%
Other Securities		163,770,458	1.7%

TOTAL ENERGY		190,657,436	2.0%

FINANCIALS — (13.4%)
American Express Co.	272,571	24,869,378	0.3%
Bank of America Corp.	1,804,342	42,762,905	0.5%
* Berkshire Hathaway, Inc., Class B	359,350	72,552,765	0.8%
JPMorgan Chase & Co.	932,352	91,407,790	1.0%
Other Securities		1,066,544,596	11.0%

TOTAL FINANCIALS		1,298,137,434	13.6%

HEALTH CARE — (12.6%)
AbbVie, Inc.	318,855	27,134,561	0.3%
Amgen, Inc.	156,585	33,969,550	0.4%
Johnson & Johnson	811,788	111,304,253	1.2%
Merck & Co., Inc.	627,369	47,184,423	0.5%
Pfizer, Inc.	1,174,988	41,688,574	0.5%
Thermo Fisher Scientific, Inc.	65,980	31,216,458	0.3%

26

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	228,707	$69,787,654	0.7%
Other Securities		857,873,274	8.9%

TOTAL HEALTH CARE		1,220,158,747	12.8%

INDUSTRIALS — (13.6%)
3M Co.	156,943	25,104,602	0.3%
Caterpillar, Inc.	169,510	26,621,545	0.3%
CSX Corp.	311,864	24,618,544	0.3%
Union Pacific Corp.	237,535	42,088,827	0.5%
United Parcel Service, Inc., Class B	159,290	25,026,052	0.3%
Other Securities		1,170,138,125	12.1%

TOTAL INDUSTRIALS		1,313,597,695	13.8%

INFORMATION TECHNOLOGY — (23.7%)
Accenture P.L.C., Class A	148,259	32,158,860	0.3%
Apple, Inc.	4,294,225	467,469,334	4.9%
Cisco Systems, Inc.	1,202,069	43,154,277	0.5%
Intel Corp.	1,824,849	80,804,314	0.9%
International Business Machines Corp.	253,782	28,337,298	0.3%
Lam Research Corp.	72,514	24,805,589	0.3%
Mastercard, Inc., Class A	216,100	62,375,104	0.7%
Microsoft Corp.	1,706,556	345,526,393	3.6%
NVIDIA Corp.	71,917	36,056,307	0.4%
Oracle Corp.	657,349	36,883,852	0.4%
QUALCOMM, Inc.	406,118	50,098,716	0.5%
Texas Instruments, Inc.	256,744	37,122,615	0.4%
Visa, Inc., Class A	398,435	72,399,624	0.8%
Other Securities		980,532,448	10.1%

TOTAL INFORMATION TECHNOLOGY		2,297,724,731	24.1%

MATERIALS — (4.3%)
Other Securities		416,194,465	4.4%

REAL ESTATE — (0.2%)
Other Securities		24,050,651	0.2%

UTILITIES — (1.9%)
Other Securities		180,565,538	1.9%

TOTAL COMMON STOCKS		9,494,328,456	99.6%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		266,963	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		871,772	0.0%

INDUSTRIALS — (0.0%)
Other Securities		757,514	0.0%

TOTAL PREFERRED STOCKS		1,896,249	0.0%

27

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
Other Security		$362	0.0%

COMMUNICATION SERVICES — (0.0%)
Other Security		3,445	0.0%

TOTAL RIGHTS/WARRANTS		3,807	0.0%

TOTAL INVESTMENT SECURITIES
(Cost $5,051,485,698)		9,496,228,512

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	28,980,583	28,980,583	0.3%

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	14,535,168	168,186,434	1.8%

TOTAL INVESTMENTS—(100.0%)
(Cost $5,248,621,697)		$9,693,395,529	101.7%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$733,182,764	—	—	$733,182,764
Consumer Discretionary	1,234,331,990	$3,627	—	1,234,335,617
Consumer Staples	585,723,378	—	—	585,723,378
Energy	190,657,436	—	—	190,657,436
Financials	1,298,133,089	4,345	—	1,298,137,434
Health Care	1,220,116,537	42,210	—	1,220,158,747
Industrials	1,313,597,695	—	—	1,313,597,695
Information Technology	2,297,724,731	—	—	2,297,724,731
Materials	416,194,465	—	—	416,194,465
Real Estate	24,050,651	—	—	24,050,651
Utilities	180,565,538	—	—	180,565,538
Preferred Stocks
Communication Services	266,963	—	—	266,963
Consumer Discretionary	871,772	—	—	871,772
Industrials	757,514	—	—	757,514
Rights/Warrants
Communication Services	—	3,445	—	3,445
Health Care	—	362	—	362
Temporary Cash Investments	28,980,583	—	—	28,980,583
Securities Lending Collateral	—	168,186,434	—	168,186,434

TOTAL	$9,525,155,106	$168,240,423	—	$9,693,395,529

See accompanying Notes to Financial Statements.

28

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
AUSTRALIA — (5.6%)
Australia & New Zealand Banking Group, Ltd.	1,352,690	$17,951,050	0.8%
Fortescue Metals Group, Ltd.	958,842	11,729,984	0.5%
National Australia Bank, Ltd.	1,786,496	23,372,688	1.0%
Westpac Banking Corp.	2,029,506	25,687,174	1.1%
Other Securities		53,113,776	2.1%

TOTAL AUSTRALIA		131,854,672	5.5%

AUSTRIA — (0.0%)
Other Security		571,195	0.0%

BELGIUM — (0.9%)
Other Securities		20,215,435	0.8%

CANADA — (7.9%)
Bank of Montreal	108,688	6,471,680	0.3%
Bank of Montreal	423,189	25,167,050	1.1%
Bank of Nova Scotia (The)	247,496	10,282,146	0.4%
Bank of Nova Scotia (The)	367,600	15,277,456	0.6%
Canadian Natural Resources, Ltd.	1,047,969	16,715,106	0.7%
Kinross Gold Corp.	1,460,002	11,616,018	0.5%
Magna International, Inc.	353,662	18,075,665	0.8%
Nutrien, Ltd.	289,789	11,788,625	0.5%
Other Securities		70,430,843	2.9%

TOTAL CANADA		185,824,589	7.8%

DENMARK — (3.7%)
DSV Panalpina A.S.	136,198	22,096,958	0.9%
Vestas Wind Systems A.S.	199,669	34,256,016	1.4%
Other Securities		30,982,167	1.3%

TOTAL DENMARK		87,335,141	3.6%

FINLAND — (1.3%)
Other Securities		30,542,557	1.3%

FRANCE — (9.3%)
* BNP Paribas SA	448,190	15,630,521	0.7%
Carrefour SA	722,566	11,230,043	0.5%
* Cie de Saint-Gobain	424,318	16,528,675	0.7%
Cie Generale des Etablissements Michelin SCA	189,836	20,502,472	0.9%
Orange SA	1,278,708	14,359,406	0.6%
* Peugeot SA	747,108	13,421,203	0.6%
Total SE	1,487,320	45,060,901	1.9%
Other Securities		83,328,924	3.3%

TOTAL FRANCE		220,062,145	9.2%

GERMANY — (6.5%)
Allianz SE	129,195	22,758,293	1.0%
BASF SE	268,643	14,710,403	0.6%
Bayerische Motoren Werke AG	244,086	16,680,527	0.7%
Daimler AG	643,382	33,255,442	1.4%

29

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Volkswagen AG	26,325	$4,095,180	0.2%
Other Securities		62,809,720	2.5%

TOTAL GERMANY		154,309,565	6.4%

HONG KONG — (2.4%)
Other Securities		56,808,235	2.4%

IRELAND — (0.7%)
Other Securities		16,712,223	0.7%

ISRAEL — (0.4%)
Other Securities		8,635,635	0.4%

ITALY — (1.7%)
Other Securities		40,676,896	1.7%

JAPAN — (24.6%)
Hitachi, Ltd.	630,200	21,240,447	0.9%
Honda Motor Co., Ltd.	1,051,388	24,868,410	1.0%
SoftBank Group Corp.	392,800	25,584,546	1.1%
Toyota Motor Corp.	952,988	62,560,695	2.6%
Toyota Motor Corp., Sponsored ADR	380	49,890	0.0%
Other Securities		446,682,170	18.7%

TOTAL JAPAN		580,986,158	24.3%

NETHERLANDS — (5.0%)
Koninklijke Ahold Delhaize NV	1,331,698	36,509,519	1.5%
Koninklijke DSM NV	162,235	25,945,834	1.1%
* Koninklijke Philips NV	262,535	12,159,768	0.5%
Other Securities		44,028,101	1.9%

TOTAL NETHERLANDS		118,643,222	5.0%

NEW ZEALAND — (0.3%)
Other Securities		7,718,341	0.3%

NORWAY — (0.6%)
Other Securities		13,559,382	0.6%

PORTUGAL — (0.2%)
Other Securities		3,596,957	0.2%

SINGAPORE — (1.0%)
Other Securities		24,508,719	1.0%

SPAIN — (1.0%)
Other Securities		24,520,629	1.0%

SWEDEN — (3.2%)
* Volvo AB, Class B	655,469	12,740,475	0.5%
Other Securities		62,214,994	2.6%

TOTAL SWEDEN		74,955,469	3.1%

30

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (10.6%)
ABB, Ltd.	780,013	$18,927,022	0.8%
Cie Financiere Richemont SA	222,510	13,907,715	0.6%
Lonza Group AG	36,785	22,288,400	0.9%
Novartis AG	411,267	32,046,985	1.3%
Novartis AG, Sponsored ADR	313,624	24,487,762	1.0%
Swiss Re AG	155,792	11,179,726	0.5%
Swisscom AG	22,419	11,402,322	0.5%
UBS Group AG	1,132,754	13,187,488	0.6%
Zurich Insurance Group AG	112,309	37,302,937	1.6%
Other Securities		65,969,005	2.7%

TOTAL SWITZERLAND		250,699,362	10.5%

UNITED KINGDOM — (11.6%)
Anglo American P.L.C.	668,695	15,689,706	0.7%
Aviva P.L.C.	3,292,404	10,982,055	0.5%
BP P.L.C.	946,098	2,413,196	0.1%
BP P.L.C., Sponsored ADR	1,508,370	23,349,572	1.0%
British American Tobacco P.L.C.	755,252	23,937,992	1.0%
* Glencore P.L.C.	5,958,088	12,018,865	0.5%
HSBC Holdings P.L.C., Sponsored ADR	819,721	17,197,747	0.7%
* Lloyds Banking Group P.L.C.	40,325,085	14,682,631	0.6%
Royal Dutch Shell P.L.C., Class B	273,088	3,293,259	0.1%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	2,270,927	54,842,887	2.3%
Vodafone Group P.L.C.	16,742,038	22,333,344	0.9%
Vodafone Group P.L.C., Sponsored ADR	364,865	4,929,321	0.2%
Other Securities		68,238,810	2.8%

TOTAL UNITED KINGDOM		273,909,385	11.4%

TOTAL COMMON STOCKS		2,326,645,912	97.2%

PREFERRED STOCKS — (1.2%)

GERMANY — (1.2%)
Volkswagen AG	149,301	21,747,791	0.9%
Other Securities		6,074,560	0.3%

TOTAL GERMANY		27,822,351	1.2%

TOTAL INVESTMENT SECURITIES
(Cost $2,545,847,569)		2,354,468,263

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	549,553	6,358,878	0.3%

TOTAL INVESTMENTS—(100.0%)
(Cost $2,552,203,874)		$2,360,827,141	98.7%

31

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of October 31, 2020, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	148	12/18/20	$24,814,735	$24,158,780	$(655,955)

Total Futures Contracts			$24,814,735	$24,158,780	$(655,955)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$131,854,672	—	$131,854,672
Austria	—	571,195	—	571,195
Belgium	—	20,215,435	—	20,215,435
Canada	$185,824,589	—	—	185,824,589
Denmark	—	87,335,141	—	87,335,141
Finland	—	30,542,557	—	30,542,557
France	—	220,062,145	—	220,062,145
Germany	3,573,414	150,736,151	—	154,309,565
Hong Kong	—	56,808,235	—	56,808,235
Ireland	6,521,169	10,191,054	—	16,712,223
Israel	2,778,427	5,857,208	—	8,635,635
Italy	5,596,645	35,080,251	—	40,676,896
Japan	2,249,694	578,736,464	—	580,986,158
Netherlands	3,901,867	114,741,355	—	118,643,222
New Zealand	—	7,718,341	—	7,718,341
Norway	537,307	13,022,075	—	13,559,382
Portugal	—	3,596,957	—	3,596,957
Singapore	—	24,508,719	—	24,508,719
Spain	1,141,825	23,378,804	—	24,520,629
Sweden	—	74,955,469	—	74,955,469
Switzerland	33,263,403	217,435,959	—	250,699,362
United Kingdom	112,161,873	161,747,512	—	273,909,385
Preferred Stocks
Germany	—	27,822,351	—	27,822,351
Securities Lending Collateral	—	6,358,878	—	6,358,878
Futures Contracts**	(655,955)	—	—	(655,955)

TOTAL	$356,894,258	$2,003,276,928	—	$2,360,171,186

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

32

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.5%)
AUSTRALIA — (4.3%)
BHP Group, Ltd.	329,587	$7,900,737	0.3%
CSL, Ltd.	29,256	5,923,090	0.2%
Other Securities		122,642,753	3.8%

TOTAL AUSTRALIA		136,466,580	4.3%

AUSTRIA — (0.3%)
Other Securities		10,052,455	0.3%

BELGIUM — (0.8%)
Other Securities		24,847,189	0.8%

BRAZIL — (1.3%)
Vale SA	622,420	6,568,116	0.2%
Other Securities		34,739,844	1.1%

TOTAL BRAZIL		41,307,960	1.3%

CANADA — (6.4%)
Canadian National Railway Co.	46,957	4,669,874	0.2%
Royal Bank of Canada	73,553	5,143,134	0.2%
Royal Bank of Canada	133,402	9,336,806	0.3%
Other Securities		186,918,531	5.8%

TOTAL CANADA		206,068,345	6.5%

CHILE — (0.2%)
Other Securities		5,547,287	0.2%

CHINA — (11.5%)
* Alibaba Group Holding, Ltd., Sponsored ADR	43,175	13,154,991	0.4%
China Construction Bank Corp., Class H	14,243,200	9,815,175	0.3%
China Mobile, Ltd.	798,000	4,880,998	0.2%
Industrial & Commercial Bank of China, Ltd., Class H	9,774,460	5,550,564	0.2%
Ping An Insurance Group Co. of China, Ltd., Class H	883,500	9,135,101	0.3%
Tencent Holdings, Ltd.	421,000	32,166,761	1.0%
Other Securities		293,094,679	9.1%

TOTAL CHINA		367,798,269	11.5%

COLOMBIA — (0.1%)
Other Securities		1,716,548	0.1%

CZECH REPUBLIC — (0.0%)
Other Securities		973,893	0.0%

DENMARK — (1.6%)
DSV Panalpina A.S	32,648	5,296,858	0.2%
Novo Nordisk A.S., Class B	132,667	8,459,595	0.3%
Other Securities		38,718,736	1.1%

TOTAL DENMARK		52,475,189	1.6%

EGYPT — (0.0%)
Other Securities		368,754	0.0%

33

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FINLAND — (1.1%)
Other Securities		$36,696,410	1.2%

FRANCE — (5.2%)
Cie Generale des Etablissements Michelin SCA	50,834	5,490,121	0.2%
* Ingenico Group SA	32,074	4,611,449	0.2%
LVMH Moet Hennessy Louis Vuitton SE	19,841	9,300,423	0.3%
Total SE	251,331	7,614,502	0.2%
Vinci SA	60,804	4,802,608	0.2%
Other Securities		133,310,872	4.1%

TOTAL FRANCE		165,129,975	5.2%

GERMANY — (4.3%)
Daimler AG	137,707	7,117,866	0.2%
Deutsche Post AG	112,278	4,978,180	0.2%
Other Securities		125,062,060	3.9%

TOTAL GERMANY		137,158,106	4.3%

GREECE — (0.1%)
Other Securities		2,025,340	0.1%

HONG KONG — (2.0%)
AIA Group, Ltd	643,800	6,127,156	0.2%
Other Securities		58,471,091	1.8%

TOTAL HONG KONG		64,598,247	2.0%

HUNGARY — (0.1%)
Other Securities		2,015,070	0.1%

INDIA — (3.5%)
Infosys, Ltd	384,314	5,505,083	0.2%
Reliance Industries, Ltd	246,575	6,869,009	0.2%
Other Securities		99,556,612	3.1%

TOTAL INDIA		111,930,704	3.5%

INDONESIA — (0.5%)
Other Securities		17,051,557	0.5%

IRELAND — (0.6%)
CRH P.L.C., Sponsored ADR	186,326	6,549,359	0.2%
Other Securities		13,761,506	0.4%

TOTAL IRELAND		20,310,865	0.6%

ISRAEL — (0.5%)
Other Securities		17,146,477	0.5%

ITALY — (1.6%)
Other Securities		51,969,579	1.6%

JAPAN — (17.1%)
KDDI Corp.	186,100	5,034,934	0.2%
NTT DOCOMO, Inc.	138,800	5,168,245	0.2%
SoftBank Group Corp.	304,192	19,813,172	0.6%

34

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (Continued)
Sony Corp.	88,100	$7,344,582	0.3%
Toyota Motor Corp.	196,920	12,927,218	0.4%
Toyota Motor Corp., Sponsored ADR	38,395	5,040,880	0.2%
Other Securities		491,781,046	15.2%

TOTAL JAPAN		547,110,077	17.1%

MALAYSIA — (0.6%)
Other Securities		20,502,403	0.6%

MEXICO — (0.7%)
Other Securities		22,636,307	0.7%

NETHERLANDS — (2.3%)
Akzo Nobel NV	57,385	5,519,753	0.2%
ASML Holding NV	20,680	7,469,642	0.2%
Unilever NV	94,159	5,325,633	0.2%
Other Securities		55,031,797	1.7%

TOTAL NETHERLANDS		73,346,825	2.3%

NEW ZEALAND — (0.4%)
Other Securities		11,887,552	0.4%

NORWAY — (0.5%)
Other Securities		17,140,337	0.5%

PERU — (0.0%)
Other Securities		403,958	0.0%

PHILIPPINES — (0.3%)
Other Securities		9,053,840	0.3%

POLAND — (0.2%)
Other Securities		6,523,339	0.2%

PORTUGAL — (0.1%)
Other Securities		4,467,203	0.1%

QATAR — (0.2%)
Other Securities		6,346,495	0.2%

RUSSIA — (0.3%)
Other Securities		8,508,910	0.3%

SAUDI ARABIA — (0.6%)
Other Securities		18,745,581	0.6%

SINGAPORE — (0.6%)
Other Securities		19,554,536	0.6%

SOUTH AFRICA — (1.5%)
Gold Fields, Ltd., Sponsored ADR	489,188	5,346,825	0.2%
Other Securities		41,971,575	1.3%

TOTAL SOUTH AFRICA		47,318,400	1.5%

35

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (4.2%)
Samsung Electronics Co., Ltd	504,791	$25,373,626	0.8%
Samsung Electronics Co., Ltd., GDR	9,769	12,324,280	0.4%
Other Securities		97,311,869	3.0%

TOTAL SOUTH KOREA		135,009,775	4.2%

SPAIN — (1.3%)
Ω Cellnex Telecom SA	77,765	4,991,810	0.2%
Iberdrola SA	504,602	5,958,127	0.2%
Other Securities		32,373,200	1.0%

TOTAL SPAIN		43,323,137	1.4%

SWEDEN — (2.2%)
* Volvo AB, Class B	279,915	5,440,761	0.2%
Other Securities		64,311,288	2.0%

TOTAL SWEDEN		69,752,049	2.2%

SWITZERLAND — (5.0%)
Nestle SA	291,193	32,752,774	1.0%
Novartis AG, Sponsored ADR	83,303	6,504,298	0.2%
Roche Holding AG	51,641	16,593,872	0.5%
Other Securities		103,604,130	3.3%

TOTAL SWITZERLAND		159,455,074	5.0%

TAIWAN — (5.3%)
Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	5,907,608	0.2%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	24,900,500	0.8%
Other Securities		137,572,849	4.3%

TOTAL TAIWAN		168,380,957	5.3%

THAILAND — (0.6%)
Other Securities		20,644,126	0.6%

TURKEY — (0.2%)
Other Securities		5,441,549	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		3,868,925	0.1%

UNITED KINGDOM — (8.2%)
AstraZeneca P.L.C., Sponsored ADR	178,391	8,948,093	0.3%
BP P.L.C., Sponsored ADR	490,027	7,585,619	0.3%
Rio Tinto P.L.C., Sponsored ADR	108,298	6,148,077	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	290,874	7,024,607	0.2%
Other Securities		233,280,626	7.2%

TOTAL UNITED KINGDOM		262,987,022	8.2%

UNITED STATES — (0.0%)
Other Security		21,589	0.0%

TOTAL COMMON STOCKS		3,156,084,765	98.8%

36

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.2%)
Other Securities		$7,178,098	0.2%

CHILE — (0.0%)
Other Securities		140,320	0.0%

COLOMBIA — (0.0%)
Other Securities		215,498	0.0%

GERMANY — (0.5%)
Volkswagen AG	34,797	5,068,673	0.2%
Other Securities		8,720,184	0.3%

TOTAL GERMANY		13,788,857	0.5%

SOUTH KOREA — (0.0%)
Other Security		3,479	0.0%

UNITED KINGDOM — (0.0%)
Other Security		1,278	0.0%

TOTAL PREFERRED STOCKS		21,327,530	0.7%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Security		2,435	0.0%

CANADA — (0.0%)
Other Securities		168,622	0.0%

FRANCE — (0.0%)
Other Security		295	0.0%

GERMANY — (0.0%)
Other Security		302	0.0%

MALAYSIA — (0.0%)
Other Securities		22,978	0.0%

SOUTH KOREA — (0.0%)
Other Securities		95,088	0.0%

SPAIN — (0.0%)
Other Security		34,600	0.0%

TAIWAN — (0.0%)
Other Securities		3,263	0.0%

THAILAND — (0.0%)
Other Securities		6,042	0.0%

37

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED KINGDOM — (0.0%)
Other Security		$329,560	0.0%

TOTAL RIGHTS/WARRANTS		663,185	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,908,013,347)		3,178,075,480

		Value†

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	2,114,592	24,467,949	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $2,932,476,614)		$3,202,543,429	100.3%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,901,119	$133,565,461	—	$136,466,580
Austria	—	10,052,455	—	10,052,455
Belgium	991,345	23,855,844	—	24,847,189
Brazil	41,307,960	—	—	41,307,960
Canada	205,094,890	973,455	—	206,068,345
Chile	1,252,828	4,294,459	—	5,547,287
China	47,778,718	320,019,551	—	367,798,269
Colombia	1,716,548	—	—	1,716,548
Czech Republic	—	973,893	—	973,893
Denmark	1,330,190	51,144,999	—	52,475,189
Egypt	223,196	145,558	—	368,754
Finland	—	36,696,410	—	36,696,410
France	2,900,024	162,229,951	—	165,129,975
Germany	5,866,885	131,291,221	—	137,158,106
Greece	1,118	2,024,222	—	2,025,340
Hong Kong	585,901	64,012,346	—	64,598,247
Hungary	—	2,015,070	—	2,015,070
India	4,275,297	107,655,407	—	111,930,704
Indonesia	242,117	16,809,440	—	17,051,557
Ireland	6,549,359	13,761,506	—	20,310,865
Israel	2,199,843	14,946,634	—	17,146,477
Italy	2,823,670	49,145,909	—	51,969,579
Japan	12,010,780	535,099,297	—	547,110,077
Malaysia	—	20,502,403	—	20,502,403
Mexico	22,635,811	496	—	22,636,307
Netherlands	16,810,703	56,536,122	—	73,346,825
New Zealand	61,214	11,826,338	—	11,887,552
Norway	535,742	16,604,595	—	17,140,337
Peru	403,958	—	—	403,958
Philippines	242,280	8,811,560	—	9,053,840
Poland	—	6,523,339	—	6,523,339
Portugal	—	4,467,203	—	4,467,203
Qatar	—	6,346,495	—	6,346,495

38

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Russia	$3,771,866	$4,737,044	—	$8,508,910
Saudi Arabia	27,055	18,718,526	—	18,745,581
Singapore	—	19,554,536	—	19,554,536
South Africa	8,561,300	38,757,100	—	47,318,400
South Korea	4,486,858	130,522,917	—	135,009,775
Spain	756,756	42,566,381	—	43,323,137
Sweden	142,955	69,609,094	—	69,752,049
Switzerland	15,998,987	143,456,087	—	159,455,074
Taiwan	25,408,028	142,972,929	—	168,380,957
Thailand	20,644,126	—	—	20,644,126
Turkey	40,382	5,401,167	—	5,441,549
United Arab Emirates	—	3,868,925	—	3,868,925
United Kingdom	54,249,020	208,738,002	—	262,987,022
United States	—	21,589	—	21,589
Preferred Stocks
Brazil	7,178,098	—	—	7,178,098
Chile	—	140,320	—	140,320
Colombia	215,498	—	—	215,498
Germany	—	13,788,857	—	13,788,857
South Korea	—	3,479	—	3,479
United Kingdom	—	1,278	—	1,278
Rights/Warrants
Brazil	—	2,435	—	2,435
Canada	—	168,622	—	168,622
France	—	295	—	295
Germany	—	302	—	302
Malaysia	—	22,978	—	22,978
South Korea	—	95,088	—	95,088
Spain	—	34,600	—	34,600
Taiwan	—	3,263	—	3,263
Thailand	—	6,042	—	6,042
United Kingdom	—	329,560	—	329,560
Securities Lending Collateral	—	24,467,949	—	24,467,949

TOTAL	$522,222,425	$2,680,321,004	—	$3,202,543,429

See accompanying Notes to Financial Statements.

39

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
AUSTRALIA — (5.2%)
BlueScope Steel, Ltd.	117,966	$1,218,434	0.3%
Boral, Ltd.	353,036	1,130,529	0.2%
OZ Minerals, Ltd.	92,577	967,093	0.2%
Tabcorp Holdings, Ltd.	464,914	1,074,241	0.2%
Other Securities		22,231,736	4.3%

TOTAL AUSTRALIA		26,622,033	5.2%

AUSTRIA — (0.7%)
voestalpine AG	34,921	971,044	0.2%
Other Securities		2,427,272	0.5%

TOTAL AUSTRIA		3,398,316	0.7%

BELGIUM — (1.0%)
Ageas SA	32,791	1,320,462	0.3%
Other Securities		3,711,864	0.7%

TOTAL BELGIUM		5,032,326	1.0%

BRAZIL — (1.0%)
Other Securities		5,205,209	1.0%

CANADA — (7.5%)
Element Fleet Management Corp.	116,683	1,099,131	0.2%
Fairfax Financial Holdings, Ltd.	3,916	1,029,453	0.2%
First Quantum Minerals, Ltd.	149,128	1,713,690	0.4%
Kinross Gold Corp.	147,235	1,171,426	0.2%
Pan American Silver Corp.	44,306	1,408,043	0.3%
Teck Resources, Ltd., Class B	73,713	968,589	0.2%
Yamana Gold, Inc.	273,095	1,518,903	0.3%
Other Securities		29,169,306	5.7%

TOTAL CANADA		38,078,541	7.5%

CHILE — (0.1%)
Other Securities		550,434	0.1%

CHINA — (8.9%)
China National Building Material Co., Ltd., Class H	918,200	1,056,905	0.2%
Sunac China Holdings, Ltd.	295,000	1,093,314	0.2%
Other Securities		43,055,987	8.5%

TOTAL CHINA		45,206,206	8.9%

COLOMBIA — (0.0%)
Other Securities		211,268	0.0%

DENMARK — (1.9%)
* Danske Bank A.S.	118,281	1,576,398	0.3%
Pandora A.S.	22,193	1,760,558	0.3%
Other Securities		6,162,844	1.3%

TOTAL DENMARK		9,499,800	1.9%

40

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FINLAND — (1.6%)
	Stora Enso Oyj, Class R	130,484	$1,904,146	0.4%
	Other Securities		6,411,887	1.2%

	TOTAL FINLAND		8,316,033	1.6%

	FRANCE — (3.9%)
	Arkema SA	10,149	993,990	0.2%
*	Atos SE	15,454	1,055,753	0.2%
*	Eiffage SA	14,026	1,017,971	0.2%
	Iliad SA	7,137	1,379,809	0.3%
*	Ingenico Group SA	7,859	1,129,930	0.2%
	Publicis Groupe SA	31,947	1,109,912	0.2%
	Valeo SA	53,015	1,603,778	0.3%
	Other Securities		11,531,770	2.3%

	TOTAL FRANCE		19,822,913	3.9%

	GERMANY — (4.5%)
*	Commerzbank AG	218,384	1,033,680	0.2%
Ω	Covestro AG	37,361	1,783,090	0.4%
	GEA Group AG	33,066	1,101,220	0.2%
	HeidelbergCement AG	26,107	1,493,149	0.3%
	KION Group AG	13,351	1,040,322	0.2%
	Other Securities		16,477,198	3.2%

	TOTAL GERMANY		22,928,659	4.5%

	GREECE — (0.1%)
	Other Securities		278,020	0.1%

	HONG KONG — (1.7%)
	Other Securities		8,389,420	1.7%

	INDIA — (3.1%)
	Other Securities		15,887,667	3.1%

	INDONESIA — (0.5%)
	Other Securities		2,529,977	0.5%

	IRELAND — (0.3%)
	Other Securities		1,648,327	0.3%

	ISRAEL — (0.7%)
	Other Securities		3,609,502	0.7%

	ITALY — (2.2%)
	Mediobanca Banca di Credito Finanziario SpA	137,838	978,611	0.2%
	Other Securities		10,316,629	2.0%

	TOTAL ITALY		11,295,240	2.2%

	JAPAN — (17.4%)
	Other Securities		88,352,510	17.4%

	MALAYSIA — (0.7%)
	Other Securities		3,543,792	0.7%

41

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	MEXICO — (0.7%)
	Other Securities		$3,714,009	0.7%

	NETHERLANDS — (1.7%)
	ASR Nederland NV	38,573	1,170,516	0.2%
	NN Group NV	40,617	1,413,509	0.3%
*Ω	Signify NV	30,082	1,067,770	0.2%
	Other Securities		4,785,509	1.0%

	TOTAL NETHERLANDS		8,437,304	1.7%

	NEW ZEALAND — (0.5%)
	Other Securities		2,419,380	0.5%

	NORWAY — (0.6%)
	Other Securities		2,873,592	0.6%

	PHILIPPINES — (0.2%)
	Other Securities		1,249,949	0.2%

	POLAND — (0.2%)
	Other Securities		944,474	0.2%

	PORTUGAL — (0.2%)
	Other Securities		939,893	0.2%

	QATAR — (0.2%)
	Other Securities		774,833	0.2%

	RUSSIA — (0.2%)
	Other Securities		974,771	0.2%

	SAUDI ARABIA — (0.7%)
	Other Securities		3,758,361	0.7%

	SINGAPORE — (0.5%)
	Other Securities		2,414,935	0.5%

	SOUTH AFRICA — (1.0%)
	Other Securities		5,221,006	1.0%

	SOUTH KOREA — (4.9%)
	Other Securities		25,140,322	5.0%

	SPAIN — (1.2%)
	Other Securities		6,154,699	1.2%

	SWEDEN — (2.3%)
	Other Securities		11,737,039	2.3%

	SWITZERLAND — (4.3%)
	Adecco Group AG	26,285	1,288,857	0.3%
*	ams AG	45,490	974,017	0.2%
	Baloise Holding AG	14,424	1,972,558	0.4%
	Swatch Group AG (The)	6,068	1,285,026	0.3%
	Swiss Life Holding AG	3,515	1,182,406	0.2%
	Swiss Prime Site AG	15,313	1,288,282	0.3%

42

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Other Securities		$13,924,280	2.6%

TOTAL SWITZERLAND		21,915,426	4.3%

TAIWAN — (5.5%)
Other Securities		27,771,815	5.5%

THAILAND — (0.7%)
Other Securities		3,709,385	0.7%

TURKEY — (0.2%)
Other Securities		1,239,818	0.2%

UNITED ARAB EMIRATES — (0.1%)
Other Securities		566,496	0.1%

UNITED KINGDOM — (9.9%)
Bellway P.L.C.	38,125	1,153,479	0.2%
* DS Smith P.L.C.	281,843	1,033,856	0.2%
* GVC Holdings P.L.C.	97,443	1,220,675	0.3%
J Sainsbury P.L.C.	413,448	1,079,192	0.2%
* Kingfisher P.L.C.	565,062	2,101,457	0.4%
M&G P.L.C.	533,023	1,013,898	0.2%
Phoenix Group Holdings P.L.C.	137,472	1,180,505	0.2%
RSA Insurance Group P.L.C.	221,816	1,218,123	0.2%
* Whitbread P.L.C.	43,762	1,218,454	0.2%
Wm Morrison Supermarkets P.L.C.	534,999	1,129,315	0.2%
Other Securities		37,767,591	7.6%

TOTAL UNITED KINGDOM		50,116,545	9.9%

UNITED STATES — (0.0%)
Other Securities		28,002	0.0%

TOTAL COMMON STOCKS		502,508,247	98.9%

PREFERRED STOCKS — (0.5%)

BRAZIL — (0.3%)
Other Securities		1,585,772	0.3%

GERMANY — (0.2%)
Other Securities		1,127,946	0.3%

UNITED KINGDOM — (0.0%)
Other Security		284	0.0%

TOTAL PREFERRED STOCKS		2,714,002	0.6%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Security		48,131	0.0%

GERMANY — (0.0%)
Other Security		265	0.0%

43

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
MALAYSIA — (0.0%)
Other Security		$8,480	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,128	0.0%

TAIWAN — (0.0%)
Other Securities		622	0.0%

THAILAND — (0.0%)
Other Securities		5,104	0.0%

TOTAL RIGHTS/WARRANTS		63,730	0.0%

TOTAL INVESTMENT SECURITIES (Cost $576,102,762)		505,285,979

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	311,047	3,599,125	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $579,700,409)		$508,885,104	100.2%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,754	$26,619,279	—	$26,622,033
Austria	—	3,398,316	—	3,398,316
Belgium	—	5,032,326	—	5,032,326
Brazil	5,205,209	—	—	5,205,209
Canada	38,044,898	33,643	—	38,078,541
Chile	3,429	547,005	—	550,434
China	3,046,386	42,159,820	—	45,206,206
Colombia	211,268	—	—	211,268
Denmark	—	9,499,800	—	9,499,800
Finland	—	8,316,033	—	8,316,033
France	—	19,822,913	—	19,822,913
Germany	—	22,928,659	—	22,928,659
Greece	—	278,020	—	278,020
Hong Kong	104,708	8,284,712	—	8,389,420
India	27,956	15,859,711	—	15,887,667
Indonesia	6,043	2,523,934	—	2,529,977
Ireland	—	1,648,327	—	1,648,327
Israel	240,779	3,368,723	—	3,609,502
Italy	82,646	11,212,594	—	11,295,240
Japan	—	88,352,510	—	88,352,510
Malaysia	—	3,543,792	—	3,543,792
Mexico	3,714,009	—	—	3,714,009
Netherlands	319,597	8,117,707	—	8,437,304
New Zealand	—	2,419,380	—	2,419,380

44

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	$31,671	$2,841,921	—	$2,873,592
Philippines	—	1,249,949	—	1,249,949
Poland	—	944,474	—	944,474
Portugal	—	939,893	—	939,893
Qatar	—	774,833	—	774,833
Russia	816,237	158,534	—	974,771
Saudi Arabia	—	3,758,361	—	3,758,361
Singapore	—	2,414,935	—	2,414,935
South Africa	152,480	5,068,526	—	5,221,006
South Korea	207,880	24,932,442	—	25,140,322
Spain	—	6,154,699	—	6,154,699
Sweden	63,069	11,673,970	—	11,737,039
Switzerland	—	21,915,426	—	21,915,426
Taiwan	—	27,771,815	—	27,771,815
Thailand	3,709,385	—	—	3,709,385
Turkey	—	1,239,818	—	1,239,818
United Arab Emirates	—	566,496	—	566,496
United Kingdom	798,066	49,318,479	—	50,116,545
United States	—	28,002	—	28,002
Preferred Stocks
Brazil	1,585,772	—	—	1,585,772
Germany	—	1,127,946	—	1,127,946
United Kingdom	—	284	—	284
Rights/Warrants
Canada	—	48,131	—	48,131
Germany	—	265	—	265
Malaysia	—	8,480	—	8,480
South Korea	—	1,128	—	1,128
Taiwan	—	622	—	622
Thailand	—	5,104	—	5,104
Securities Lending Collateral	—	3,599,125	—	3,599,125

TOTAL	$58,374,242	$450,510,862	—	$508,885,104

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Tax-Managed U.S. Marketwide Value Portfolio	Tax-Managed U.S. Equity Portfolio*	Tax-Managed U.S. Targeted Value Portfolio*	Tax-Managed U.S. Small Cap Portfolio*
ASSETS:
Investments in Affiliated Investment Company at Value	$4,138,943	—	—	—
Investment Securities at Value (including $0, $94,436, $229,054 and $229,159 of securities on loan, respectively)	—	$4,182,561	$3,851,026	$2,710,703
Temporary Cash Investments at Value & Cost	—	12,583	13,308	6,767
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $39,538, $125,058 and $145,029, respectively)	—	39,544	125,074	145,053
Cash	—	192	222	70
Receivables:
Investment Securities/Affiliated Investment Company Sold	—	239	4,434	119
Dividends and Interest	—	3,728	1,705	861
Securities Lending Income	—	19	342	108
Fund Shares Sold	1,777	787	1,713	688
Prepaid Expenses and Other Assets	71	54	125	80

Total Assets	4,140,791	4,239,707	3,997,949	2,864,449

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	39,557	125,057	145,039
Investment Securities/Affiliated Investment Company Purchased	—	—	897	—
Fund Shares Redeemed	1,602	953	1,556	911
Due to Advisor	475	690	1,354	952
Accrued Expenses and Other Liabilities	332	514	595	404

Total Liabilities	2,409	41,714	129,459	147,306

NET ASSETS	$4,138,382	$4,197,993	$3,868,490	$2,717,143

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	152,907,414	118,478,761	136,339,523	70,405,991

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.06	$35.43	$28.37	$38.59

Investment Securities at Cost	N/A	$1,685,227	$2,838,261	$1,614,850

NET ASSETS CONSIST OF:
Paid-In Capital	$2,393,422	$1,721,743	$2,972,943	$1,699,135
Total Distributable Earnings (Loss)	1,744,960	2,476,250	895,547	1,018,008

NET ASSETS	$4,138,382	$4,197,993	$3,868,490	$2,717,143

(1) NUMBER OF SHARES AUTHORIZED	1,700,000,000	1,500,000,000	1,700,000,000	1,500,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	T.A. U.S. Core Equity 2 Portfolio*	Tax-Managed DFA International Value Portfolio*	T.A. World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investment Securities at Value (including $334,110, $6,688, $36,187 and $5,561 of securities on loan, respectively)	$9,496,228	$2,354,468	$3,178,075	$505,286
Temporary Cash Investments at Value & Cost	28,981	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $168,155, $6,356, $24,463 and $3,598, respectively)	168,186	6,359	24,468	3,599
Segregated Cash for Futures Contracts	—	1,776	—	—
Foreign Currencies at Value	—	15,618	6,345	977
Cash	592	1,327	504	249
Receivables:
Investment Securities Sold	76	11,034	3,487	193
Dividends and Interest	7,933	11,941	9,401	1,534
Securities Lending Income	146	3	95	23
Fund Shares Sold	3,818	2,147	2,383	534
Unrealized Gain on Foreign Currency Contracts	—	7	5	—
Prepaid Expenses and Other Assets	120	100	51	47

Total Assets	9,706,080	2,404,780	3,224,814	512,442

LIABILITIES:
Payables:
Upon Return of Securities Loaned	168,282	6,364	24,463	3,598
Investment Securities Purchased	—	—	1,748	96
Fund Shares Redeemed	5,904	3,721	2,532	292
Due to Advisor	1,684	957	844	241
Futures Margin Variation	—	548	—	—
Deferred Taxes Payable	—	—	280	—
Accrued Expenses and Other Liabilities	1,088	482	609	157

Total Liabilities	176,958	12,072	30,476	4,384

NET ASSETS	$9,529,122	$2,392,708	$3,194,338	$508,058

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	490,587,905	205,077,463	322,452,016	46,554,791

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.42	$11.67	$9.91	$10.91

Investment Securities at Cost	$5,051,485	$2,545,848	$2,908,014	$576,102

Foreign Currencies at Cost	$—	$15,672	$6,316	$971

NET ASSETS CONSIST OF:
Paid-In Capital	$5,112,091	$3,157,062	$3,096,976	$581,693
Total Distributable Earnings (Loss)	4,417,031	(764,354)	97,362	(73,635)

NET ASSETS	$9,529,122	$2,392,708	$3,194,338	$508,058

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,700,000,000	1,500,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio*	Tax-Managed U.S. Equity Portfolio#	Tax-Managed U.S. Targeted Value Portfolio#	Tax-Managed U.S. Small Cap Portfolio#
Investment Income
Net Investment Income Allocated from Investment Company:
Dividends (Net of Foreign Taxes Withheld of $17, $0, $0 and $0, respectively)	$110,763	—	—	—
Income from Securities Lending	769	—	—	—
Expenses Allocated from Affiliated Investment Companies	(9,717)	—	—	—

Total Net Investment Income Allocated from Investment Company	101,815	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $4, $82 and $31, respectively)	—	$73,050	$79,418	$40,290
Income from Securities Lending	—	353	1,655	1,347

Total Fund Investment Income	—	73,403	81,073	41,637

Fund Expenses
Investment Management Fees	15,552	7,650	16,567	11,637
Accounting & Transfer Agent Fees	887	927	979	658
Custodian Fees	1	47	66	49
Filing Fees	105	68	173	98
Shareholders’ Reports	84	67	97	80
Directors’/Trustees’ Fees & Expenses	36	33	31	21
Professional Fees	19	73	77	51
Previously Waived Fees Recovered by Advisor (Note C)	—	224	—	—
Other	24	98	111	79

Total Fund Expenses	16,708	9,187	18,101	12,673

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9,208	174	—	—

Net Expenses	7,500	9,013	18,101	12,673

Net Investment Income (Loss)	94,315	64,390	62,972	28,964

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(18,933)	(115,076)	(77,591)
Affiliated Investment Companies Shares Sold	—	(20)	23	20
Transactions Allocated from Affiliated Investment Company**	(65,441)	—	—	—
Futures	—	—	(3)	(1)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	371,419	(603,659)	(160,650)
Affiliated Investment Companies Shares	—	(6)	(27)	(12)
Transactions Allocated from Affiliated Investment Company	(592,777)	—	—	—

Net Realized and Unrealized Gain (Loss)	(658,218)	352,460	(718,742)	(238,234)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(563,903)	$416,850	$(655,770)	$(209,270)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio#	Tax-Managed DFA International Value Portfolio#	T.A. World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $27, $8,779, $8,782 and $1,204, respectively)	$172,821	$83,707	$86,245	$12,891
Income from Securities Lending	1,901	613	1,301	299

Total Investment Income	174,722	84,320	87,546	13,190

Fund Expenses
Investment Management Fees	19,843	13,910	10,618	2,717
Accounting & Transfer Agent Fees	2,112	720	780	141
Custodian Fees	110	199	580	158
Filing Fees	191	122	130	80
Shareholders’ Reports	126	98	87	29
Directors’/Trustees’ Fees & Expenses	74	21	26	3
Professional Fees	159	80	152	38
Other	272	171	257	40

Total Fund Expenses	22,887	15,321	12,630	3,206

Fees Paid Indirectly (Note C)	—	98	58	19

Net Expenses	22,887	15,223	12,572	3,187

Net Investment Income (Loss)	151,835	69,097	74,974	10,003

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(35,222)	(455,007)	(110,328)	(3,499)
Affiliated Investment Companies Shares Sold	(37)	—	(1)	1
Futures	—	2,278	63	620
Foreign Currency Transactions	—	982	(589)	(39)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	182,273	(380,218)	(262,107)	(57,660)
Affiliated Investment Companies Shares	(15)	4	4	—
Futures	—	(910)	—	—
Translation of Foreign Currency-Denominated Amounts	—	135	147	3

Net Realized and Unrealized Gain (Loss)	146,999	(832,736)	(372,811)	(60,574)

Net Increase (Decrease) in Net Assets Resulting from Operations	$298,834	$(763,639)	$(297,837)	$(50,571)

**	Net of foreign capital gain taxes withheld of $0, $0, $1 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio***		Tax-Managed U.S. Equity Portfolio		Tax-Managed U.S. Targeted Value Portfolio		Tax-Managed U.S. Small Cap Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$94,315	$102,609	$64,390	$64,100	$62,972	$61,472	$28,964	$29,384
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	(18,933)	(6,550)	(115,076)	97,735	(77,591)	57,143
Affiliated Investment Companies Shares Sold	—	—	(20)	1	23	(20)	20	(3)
Transactions Allocated from Affiliated Investment Company*,**	(65,441)	68,731	—	—	—	—	—	—
Futures	—	—	—	—	(3)	(3,081)	(1)	(1,077)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	371,419	410,424	(603,659)	(81,209)	(160,650)	(25,950)
Affiliated Investment Companies Shares	—	—	(6)	8	(27)	28	(12)	27
Transactions Allocated from Affiliated Investment Company	(592,777)	250,477	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(563,903)	421,817	416,850	467,983	(655,770)	74,925	(209,270)	59,524

Distributions:
Institutional Class Shares	(161,991)	(253,191)	(64,573)	(74,496)	(149,807)	(214,152)	(80,426)	(108,850)
Capital Share Transactions (1):
Shares Issued	1,054,362	789,009	696,783	497,186	2,043,053	1,246,395	994,142	710,939
Shares Issued in Lieu of Cash Distributions	159,719	250,596	63,297	72,983	147,931	212,340	79,488	107,489
Shares Redeemed	(1,708,632)	(836,934)	(924,561)	(515,743)	(2,260,203)	(1,179,262)	(1,182,641)	(638,932)

Net Increase (Decrease) from Capital Share Transactions	(494,551)	202,671	(164,481)	54,426	(69,219)	279,473	(109,011)	179,496

Total Increase (Decrease) in Net Assets	(1,220,445)	371,297	187,796	447,913	(874,796)	140,246	(398,707)	130,170
Net Assets
Beginning of Year	5,358,827	4,987,530	4,010,197	3,562,284	4,743,286	4,603,040	3,115,850	2,985,680

End of Year	$4,138,382	$5,358,827	$4,197,993	$4,010,197	$3,868,490	$4,743,286	$2,717,143	$3,115,850

(1) Shares Issued and Redeemed:
Shares Issued	42,279	27,874	23,055	17,040	83,973	38,866	30,535	17,910
Shares Issued in Lieu of Cash Distributions	5,573	9,096	1,956	2,467	4,724	6,867	1,961	2,820
Shares Redeemed	(68,086)	(29,672)	(29,560)	(17,492)	(91,767)	(37,204)	(36,228)	(16,311)

Net Increase (Decrease) from Shares Issued and Redeemed	(20,234)	7,298	(4,549)	2,015	(3,070)	8,529	(3,732)	4,419

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	T.A. U.S. Core Equity 2 Portfolio		Tax-Managed DFA International Value Portfolio		T.A. World ex U.S. Core Equity Portfolio		World ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$151,835	$153,962	$69,097	$132,637	$74,974	$109,227	$10,003	$13,158
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(35,222)	181,740	(455,007)	(86,933)	(110,328)	(24,433)	(3,499)	5,834
Affiliated Investment Companies Shares Sold	(37)	(11)	—	1	(1)	—	1	—
Futures	—	—	2,278	1,498	63	(849)	620	(308)
Foreign Currency Transactions	—	—	982	311	(589)	(4)	(39)	(140)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	182,273	581,525	(380,218)	72,527	(262,107)	211,192	(57,660)	5,845
Affiliated Investment Companies Shares	(15)	33	4	—	4	—	—	1
Transactions Allocated from Affiliated Investment Company	—	—	—	—	—	—	—	(1)
Futures	—	—	(910)	1,311	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	135	186	147	109	3	30

Net Increase (Decrease) in Net Assets Resulting from Operations	298,834	917,249	(763,639)	121,538	(297,837)	295,242	(50,571)	24,419

Distributions:
Institutional Class Shares	(322,527)	(212,104)	(80,394)	(128,645)	(75,881)	(110,031)	(14,025)	(23,983)
Capital Share Transactions (1):
Shares Issued	2,449,875	1,894,129	1,504,513	1,052,260	1,451,506	1,430,312	398,401	329,309
Shares Issued in Lieu of Cash Distributions	316,553	208,388	79,822	127,673	74,189	107,141	14,004	23,923
Shares Redeemed	(3,335,406)	(1,798,901)	(2,168,736)	(1,020,331)	(1,914,972)	(1,114,034)	(372,797)	(280,777)

Net Increase (Decrease) from Capital Share Transactions	(568,978)	303,616	(584,401)	159,602	(389,277)	423,419	39,608	72,455

Total Increase (Decrease) in Net Assets	(592,671)	1,008,761	(1,428,434)	152,495	(762,995)	608,630	(24,988)	72,891
Net Assets
Beginning of Year	10,121,793	9,113,032	3,821,142	3,668,647	3,957,333	3,348,703	533,046	460,155

End of Year	$9,529,122	$10,121,793	$2,392,708	$3,821,142	$3,194,338	$3,957,333	$508,058	$533,046

(1) Shares Issued and Redeemed:
Shares Issued	146,175	107,528	133,624	74,455	165,286	141,343	41,119	27,492
Shares Issued in Lieu of Cash Distributions	16,717	11,999	6,368	8,932	7,611	10,438	1,198	2,024
Shares Redeemed	(198,285)	(103,370)	(196,484)	(72,942)	(222,302)	(111,136)	(38,566)	(23,474)

Net Increase (Decrease) from Shares Issued and Redeemed	(35,393)	16,157	(56,492)	10,445	(49,405)	40,645	3,751	6,042

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $1 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio										Tax-Managed U.S. Equity Portfolio
	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016		Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$30.95		$30.07		$30.30		$25.79		$25.60		$32.60	$29.44	$28.01	$22.93	$22.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.58		0.60		0.57		0.54		0.47		0.53	0.52	0.47	0.44	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.49)		1.79		0.68		5.14		0.19		2.83	3.25	1.40	5.09	0.48

Total from Investment Operations	(2.91)		2.39		1.25		5.68		0.66		3.36	3.77	1.87	5.53	0.90

Less Distributions:
Net Investment Income	(0.57)		(0.54)		(0.54)		(0.52)		(0.47)		(0.53)	(0.56)	(0.44)	(0.45)	(0.43)
Net Realized Gains	(0.41)		(0.97)		(0.94)		(0.65)		—		—	(0.05)	—	—	—

Total Distributions	(0.98)		(1.51)		(1.48)		(1.17)		(0.47)		(0.53)	(0.61)	(0.44)	(0.45)	(0.43)

Net Asset Value, End of Year	$27.06		$30.95		$30.07		$30.30		$25.79		$35.43	$32.60	$29.44	$28.01	$22.93

Total Return	(9.54%)		8.66%		4.09%		22.41%		2.66%		10.47%	13.03%	6.68%	24.27%	4.05%

Net Assets, End of Year (thousands)	$4,138,382		$5,358,827		$4,987,530		$4,850,362		$4,012,475		$4,197,993	$4,010,197	$3,562,284	$3,310,640	$2,636,439
Ratio of Expenses to Average Net Assets	0.37	%(B)	0.38	%(B)	0.37	%(B)	0.37	%(B)	0.37	%(B)	0.22%	0.22%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.57	%(B)	0.58	%(B)	0.57	%(B)	0.57	%(B)	0.57	%(B)	0.22%	0.23%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.05%		2.03%		1.83%		1.87%		1.90%		1.57%	1.71%	1.58%	1.70%	1.87%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		2%	2%	1%	8%	4%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Targeted Value Portfolio					Tax-Managed U.S. Small Cap Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$34.02	$35.17	$37.94	$31.47	$32.34	$42.03	$42.82	$44.35	$36.10	$36.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.45	0.41	0.37	0.36	0.40	0.41	0.39	0.36	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.03)	0.05	(1.33)	7.53	0.28	(2.74)	0.35	(0.30)	9.10	0.92

Total from Investment Operations	(4.58)	0.50	(0.92)	7.90	0.64	(2.34)	0.76	0.09	9.46	1.28

Less Distributions:
Net Investment Income	(0.43)	(0.43)	(0.40)	(0.36)	(0.37)	(0.39)	(0.38)	(0.38)	(0.36)	(0.37)
Net Realized Gains	(0.64)	(1.22)	(1.45)	(1.07)	(1.14)	(0.71)	(1.17)	(1.24)	(0.85)	(1.58)

Total Distributions	(1.07)	(1.65)	(1.85)	(1.43)	(1.51)	(1.10)	(1.55)	(1.62)	(1.21)	(1.95)

Net Asset Value, End of Year	$28.37	$34.02	$35.17	$37.94	$31.47	$38.59	$42.03	$42.82	$44.35	$36.10

Total Return	(13.70%)	1.93%	(2.66%)	25.40%	2.21%	(5.68%)	2.18%	0.12%	26.46%	3.75%

Net Assets, End of Year (thousands)	$3,868,490	$4,743,286	$4,603,040	$4,733,681	$3,773,302	$2,717,143	$3,115,850	$2,985,680	$2,933,705	$2,296,694
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.44%	0.44%	0.44%	0.46%	0.50%	0.52%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.36%	1.07%	1.04%	1.17%	1.04%	0.99%	0.86%	0.87%	1.04%
Portfolio Turnover Rate	14%	24%	14%	14%	20%	12%	11%	12%	11%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. U.S. Core Equity 2 Portfolio					Tax-Managed DFA International Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$19.24	$17.87	$17.56	$14.33	$14.09	$14.61	$14.61	$16.39	$13.37	$13.87

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30	0.30	0.28	0.25	0.25	0.30	0.51	0.47	0.45	0.42
Net Gains (Losses) on Securities (Realized and Unrealized)	0.51	1.48	0.44	3.24	0.24	(2.88)	(0.01)	(1.79)	3.00	(0.50)

Total from Investment Operations	0.81	1.78	0.72	3.49	0.49	(2.58)	0.50	(1.32)	3.45	(0.08)

Less Distributions:
Net Investment Income	(0.28)	(0.31)	(0.27)	(0.26)	(0.25)	(0.36)	(0.50)	(0.46)	(0.43)	(0.42)
Net Realized Gains	(0.35)	(0.10)	(0.14)	—	—	—	—	—	—	—

Total Distributions	(0.63)	(0.41)	(0.41)	(0.26)	(0.25)	(0.36)	(0.50)	(0.46)	(0.43)	(0.42)

Net Asset Value, End of Year.	$19.42	$19.24	$17.87	$17.56	$14.33	$11.67	$14.61	$14.61	$16.39	$13.37

Total Return	4.31%	10.25%	4.05%	24.47%	3.55%	(17.77%)	3.52%	(8.27%)	26.13%	(0.30%)

Net Assets, End of Year (thousands)	$9,529,122	$10,121,793	$9,113,032	$8,230,938	$6,219,272	$2,392,708	$3,821,142	$3,668,647	$3,918,069	$3,005,025
Ratio of Expenses to Average Net Assets	0.24%	0.25%	0.23%	0.24%	0.24%	0.52%	0.54%	0.53%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%	0.25%	0.23%	0.24%	0.24%	0.52%	0.55%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.64%	1.49%	1.56%	1.82%	2.34%	3.58%	2.89%	3.01%	3.32%
Portfolio Turnover Rate	3%	6%	1%	2%	7%	16%	17%	21%	16%	18%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	T.A. World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$10.64	$10.11	$11.53	$9.38	$9.30	$12.45	$12.52	$15.06	$12.04	$11.44

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22	0.30	0.29	0.25	0.23	0.23	0.32	0.31	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.72)	0.53	(1.44)	2.15	0.08	(1.45)	0.26	(2.29)	3.01	0.55

Total from Investment Operations	(0.50)	0.83	(1.15)	2.40	0.31	(1.22)	0.58	(1.98)	3.29	0.80

Less Distributions:
Net Investment Income	(0.23)	(0.30)	(0.27)	(0.25)	(0.23)	(0.21)	(0.29)	(0.30)	(0.27)	(0.20)
Net Realized Gains	—	—	—	—	—	(0.11)	(0.36)	(0.26)	—	—

Total Distributions	(0.23)	(0.30)	(0.27)	(0.25)	(0.23)	(0.32)	(0.65)	(0.56)	(0.27)	(0.20)

Net Asset Value, End of Year	$9.91	$10.64	$10.11	$11.53	$9.38	$10.91	$12.45	$12.52	$15.06	$12.04

Total Return	(4.69%)	8.40%	(10.19%)	25.86%	3.48%	(9.96%)	4.99%	(13.56%)	27.61%	7.18%

Net Assets, End of Year (thousands)	$3,194,338	$3,957,333	$3,348,703	$3,368,999	$2,407,348	$508,058	$533,046	$460,155	$466,504	$281,212
Ratio of Expenses to Average Net Assets	0.36%	0.37%	0.36%	0.39%	0.45%	0.64%	0.68%	0.66%	0.67%	0.76%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.36%	0.38%	0.36%	0.39%	0.45%	0.64%	0.69%	0.66%	0.67%	0.77%
Ratio of Net Investment Income to Average Net Assets	2.17%	2.95%	2.47%	2.42%	2.57%	2.02%	2.58%	2.08%	2.04%	2.18%
Portfolio Turnover Rate	8%	8%	6%	4%	7%	22%	27%	24%	17%	28%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, eight of which (the “Portfolios”), are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Tax-Managed U.S. Marketwide Value Portfolio (the “Feeder Fund”) invests substantially all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2020, the Feeder Fund was the owner of record of 73% of the total outstanding shares of its Series.

The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio each invests directly in securities.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where

56

the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Tax-Managed U.S. Marketwide Value Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

57

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio are subject to tax on short-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio	0.34	%*
Tax-Managed U.S. Equity Portfolio	0.19	%*
Tax-Managed U.S. Targeted Value Portfolio	0.41	%*
Tax-Managed U.S. Small Cap Portfolio	0.42	%*
T.A. U.S. Core Equity 2 Portfolio	0.21	%*
Tax-Managed DFA International Value Portfolio	0.47	%*
T.A. World ex U.S. Core Equity Portfolio	0.31	%*
World ex U.S. Targeted Value Portfolio	0.55	%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
Tax-Managed U.S. Marketwide Value Portfolio	0.35%	0.33%
Tax-Managed U.S. Equity Portfolio	0.20%	0.18%
Tax-Managed U.S. Targeted Value Portfolio	0.42%	0.40%
Tax-Managed U.S. Small Cap Portfolio	0.45%	0.40%
T.A. U.S. Core Equity 2 Portfolio	0.22%	0.20%
Tax-Managed DFA International Value Portfolio	0.50%	0.45%
T.A. World ex U.S. Core Equity Portfolio	0.32%	0.30%
World ex U.S. Targeted Value Portfolio	0.58%	0.53%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreements for the Portfolios below will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement for the Feeder Fund will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2020, the non-Feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Portfolio in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Targeted Value Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Tax-Managed U.S. Marketwide Value Portfolio (1)	—	0.33%	—	$9,208	—
Tax-Managed U.S. Equity Portfolio (2)	0.22%	—	$224	174	$392
T.A. U.S. Core Equity 2 Portfolio (3)	0.30%	—	—	—	—
T.A. World ex U.S. Core Equity Portfolio (4)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (5)	0.80%	0.53%	—	—	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis (the “Permanent Fee Waiver”). From July 21, 2015 to February 27, 2020, the Total Management Fee Limit pursuant to the Permanent Fee Waiver was 0.35%.

(2)

The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

Effective February 28, 2020, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.53% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Tax-Managed DFA International Value Portfolio	$98
T.A. World ex U.S. Core Equity Portfolio	58
World ex U.S. Targeted Value Portfolio	19

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Tax-Managed U.S. Marketwide Value Portfolio	$141
Tax-Managed U.S. Equity Portfolio	137
Tax-Managed U.S. Targeted Value Portfolio	140
Tax-Managed U.S. Small Cap Portfolio	84
T.A. U.S. Core Equity 2 Portfolio	188
Tax-Managed DFA International Value Portfolio	116
T.A. World ex U.S. Core Equity Portfolio	74
World ex U.S. Targeted Value Portfolio	6

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Equity Portfolio	$95,063	$247,729
Tax-Managed U.S. Targeted Value Portfolio	550,037	604,250
Tax-Managed U.S. Small Cap Portfolio	340,441	446,303
T.A. U.S. Core Equity 2 Portfolio	297,274	950,979
Tax-Managed DFA International Value Portfolio	456,475	1,026,407
T.A. World ex U.S. Core Equity Portfolio	276,910	650,929
World ex U.S. Targeted Value Portfolio	151,966	109,402

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Equity Portfolio
The DFA Short Term Investment Fund	$81,970	$818,511	$860,911	$(20)	$(6)	$39,544	3,417	$614	—

Total	$81,970	$818,511	$860,911	$(20)	$(6)	$39,544	3,417	$614	—

Tax-Managed U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$388,737	$1,116,855	$1,380,514	$23	$(27)	$125,074	10,809	$1,676	—

Total	$388,737	$1,116,855	$1,380,514	$23	$(27)	$125,074	10,809	$1,676	—

Tax-Managed U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$311,962	$995,969	$1,162,886	$20	$(12)	$145,053	12,536	$1,807	—

Total	$311,962	$995,969	$1,162,886	$20	$(12)	$145,053	12,536	$1,807	—

T.A. U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$374,061	$1,768,467	$1,974,290	$(37)	$(15)	$168,186	14,535	$2,292	—

Total	$374,061	$1,768,467	$1,974,290	$(37)	$(15)	$168,186	14,535	$2,292	—

Tax-Managed DFA International Value Portfolio
The DFA Short Term Investment Fund	$3	$295,965	$289,613	—	$4	$6,359	550	$41	—

Total	$3	$295,965	$289,613	—	$4	$6,359	550	$41	—

T.A. World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$9,385	$164,127	$149,047	$(1)	$4	$24,468	2,115	$85	—

Total	$9,385	$164,127	$149,047	$(1)	$4	$24,468	2,115	$85	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$2,797	$28,505	$27,705	$1	$1	$3,599	311	$29	—

Total	$2,797	$28,505	$27,705	$1	$1	$3,599	311	$29	—

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” net foreign currency gains/losses, non deductible expenses, foreign capital gains tax, and tax equalization, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio
2019	$92,747	$160,445	—	$253,192
2020	92,207	69,784	—	161,991
Tax-Managed U.S. Equity Portfolio
2019	68,491	6,005	—	74,496
2020	64,573	—	—	64,573
Tax-Managed U.S. Targeted Value Portfolio
2019	57,437	156,715	—	214,152
2020	59,992	89,816	—	149,808
Tax-Managed U.S. Small Cap Portfolio
2019	27,635	81,215	—	108,850
2020	27,794	52,632	—	80,426
T.A. U.S. Core Equity 2 Portfolio
2019	159,143	52,961	—	212,104
2020	142,077	180,449	—	322,526
Tax-Managed DFA International Value Portfolio
2019	128,645	—	—	128,645
2020	80,394	—	—	80,394
T.A. World ex U.S. Core Equity Portfolio
2019	110,031	—	—	110,031
2020	75,881	—	—	75,881
World ex U.S. Targeted Value Portfolio
2019	12,161	11,822	—	23,983
2020	9,362	4,663	—	14,025

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio	$(3,794)	—	$(3,794)
Tax-Managed U.S. Equity Portfolio	(1,797)	—	(1,797)
Tax-Managed U.S. Targeted Value Portfolio	(4,307)	—	(4,307)
Tax-Managed U.S. Small Cap Portfolio	(817)	—	(817)
T.A. U.S. Core Equity 2 Portfolio	(4,555)	—	(4,555)
Tax-Managed DFA International Value Portfolio	(4,396)	—	(4,396)
T.A. World ex U.S. Core Equity Portfolio	(7,671)	—	(7,671)
World ex U.S. Targeted Value Portfolio	(1,049)	—	(1,049)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio	$6,132	—	$(65,467)	$1,804,532	$1,745,197
Tax-Managed U.S. Equity Portfolio	9,284	—	(26,504)	2,493,608	2,476,388
Tax-Managed U.S. Targeted Value Portfolio	7,040	—	(115,833)	1,004,477	895,684
Tax-Managed U.S. Small Cap Portfolio	599	—	(77,427)	1,094,921	1,018,093
T.A. U.S. Core Equity 2 Portfolio	5,572	—	(35,490)	4,447,137	4,417,219
Tax-Managed DFA International Value Portfolio	—	—	(567,675)	(196,569)	(764,244)
T.A. World ex U.S. Core Equity Portfolio	2,350	—	(169,180)	264,262	97,432
World ex U.S. Targeted Value Portfolio	891	—	(3,446)	(71,078)	(73,633)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio	$65,467	$65,467
Tax-Managed U.S. Equity Portfolio	26,504	26,504
Tax-Managed U.S. Targeted Value Portfolio	115,833	115,833
Tax-Managed U.S. Small Cap Portfolio	77,427	77,427
T.A. U.S. Core Equity 2 Portfolio	35,490	35,490
Tax-Managed DFA International Value Portfolio	567,675	567,675
T.A. World ex U.S. Core Equity Portfolio	169,180	169,180
World ex U.S. Targeted Value Portfolio	3,446	3,446

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During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio	$2,334,415	$1,804,532	—	$1,804,532
Tax-Managed U.S. Equity Portfolio	1,741,085	2,576,297	$(82,694)	2,493,603
Tax-Managed U.S. Targeted Value Portfolio	2,978,584	1,313,079	(308,602)	1,004,477
Tax-Managed U.S. Small Cap Portfolio	1,767,603	1,226,856	(131,935)	1,094,921
T.A. U.S. Core Equity 2 Portfolio	5,246,259	4,907,944	(460,807)	4,447,137
Tax-Managed DFA International Value Portfolio	2,557,498	328,963	(525,627)	(196,664)
T.A. World ex U.S. Core Equity Portfolio	2,938,179	883,667	(619,297)	264,370
World ex U.S. Targeted Value Portfolio	579,990	60,774	(131,879)	(71,105)

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and investments in passive foreign investment companies.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio may each acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily

65

on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by a Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, a Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contract is closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

Futures*
Tax-Managed DFA International Value Portfolio	$23,532
World ex U.S. Targeted Value Portfolio	456

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2020	Equity Contracts (1)
Tax-Managed DFA International Value Portfolio	$(656)	$(656)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Tax-Managed U.S. Targeted Value Portfolio	$(3)	$(3	)*
Tax-Managed U.S. Small Cap Portfolio	(1)	(1	)*
Tax-Managed DFA International Value Portfolio	2,278	2,278
T.A. World ex U.S. Core Equity Portfolio	63	63	*
World ex U.S. Targeted Value Portfolio	620	620	*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Tax-Managed DFA International Value Portfolio	$(910)	$(910)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Portfolios had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

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For the year ended October 31, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Tax-Managed U.S. Equity Portfolio	1.36%	$1,577	11	$1	$3,554	—
Tax-Managed U.S. Targeted Value Portfolio	1.12%	10,073	25	9	24,832	—
Tax-Managed U.S. Small Cap Portfolio	1.12%	9,624	26	9	39,871	—
T.A. U.S. Core Equity 2 Portfolio	1.61%	35,087	25	44	107,069	—
Tax-Managed DFA International Value Portfolio	1.09%	27,663	45	40	95,713	—
T.A. World ex U.S. Core Equity Portfolio	1.09%	11,318	85	39	77,944	—
World ex U.S. Targeted Value Portfolio	1.67%	2,240	41	5	18,963	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2020, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2020
T.A. World ex U.S. Core Equity Portfolio	Borrower	0.49%	$91,589	4	$5	$108,620	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020 that the Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are

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or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Equity Portfolio	$8,553	$49,349	$(1,651)
Tax-Managed U.S. Targeted Value Portfolio	135,232	45,589	(39,906)
Tax-Managed U.S. Small Cap Portfolio	59,276	46,831	(31,711)
T.A. U.S. Core Equity 2 Portfolio	21,809	51,402	(13,416)
Tax-Managed DFA International Value Portfolio	38,893	54,343	(16,589)
T.A. World ex U.S. Core Equity Portfolio	11,897	24,057	(4,770)
World ex U.S. Targeted Value Portfolio	7,620	7,402	(1,956)

J. Securities Lending:

As of October 31, 2020, certain of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Tax-Managed U.S. Equity Portfolio	$58,124
Tax-Managed U.S. Targeted Value Portfolio	112,701
Tax-Managed U.S. Small Cap Portfolio	93,373
T.A. U.S. Core Equity 2 Portfolio	177,927
Tax-Managed DFA International Value Portfolio	652
T.A. World ex U.S. Core Equity Portfolio	16,567
World ex U.S. Targeted Value Portfolio	2,908

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions

Tax-Managed U.S. Equity Portfolio
Common Stocks, Preferred Stocks	$39,557	—	—	—	$39,557
Tax-Managed U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	125,057	—	—	—	125,057
Tax-Managed U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	145,039	—	—	—	145,039
T.A. U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	168,282	—	—	—	168,282
Tax-Managed DFA International Value Portfolio
Common Stocks, Preferred Stocks	6,364	—	—	—	6,364
T.A. World ex U.S. Core Equity Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	24,463	—	—	—	24,463
World ex U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	3,598	—	—	—	3,598

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

N. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio	3	89%
Tax-Managed U.S. Equity Portfolio	4	92%
Tax-Managed U.S. Targeted Value Portfolio	3	94%
Tax-Managed U.S. Small Cap Portfolio	3	92%
T.A. U.S. Core Equity 2 Portfolio	3	88%
Tax-Managed DFA International Value Portfolio	3	93%
T.A. World ex U.S. Core Equity Portfolio	3	86%
World ex U.S. Targeted Value Portfolio	3	98%

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The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value.Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net

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asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U. S. Marketwide Value Series.

O. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). Beginning January 11, 2021, the Order will prohibit U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Funds.

As described in a November 2, 2020 Supplement to the Funds’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Funds’ Prospectuses for additional information regarding fees and expenses of the Portfolios.

On November 17, 2020, the Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed U.S. Targeted Value Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio notified shareholders that the Board of Directors of the Fund approved converting such Portfolios into exchange-traded funds (“ETFs”) by the reorganization of each Portfolio into a corresponding ETF, as listed below, which will be newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization will be mailed before the consummation of the reorganization to holders of each Portfolio’s shares as of the record date.

Portfolio	ETF
Tax-Managed U.S. Equity Portfolio	Dimensional U.S. Equity ETF
Tax-Managed U.S. Small Cap Portfolio	Dimensional U.S. Small Cap ETF
Tax-Managed U.S. Targeted Value Portfolio	Dimensional U.S. Targeted Value ETF
T.A. U.S. Core Equity 2 Portfolio	Dimensional U.S. Core Equity 2 ETF
Tax-Managed DFA International Value Portfolio	Dimensional International Value ETF
T.A. World ex U.S. Core Equity Portfolio	Dimensional World ex U.S. Core Equity 2 ETF

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments of Tax-Managed U.S. Marketwide Value Portfolio and summary schedules of portfolio holdings of Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio and World ex U.S. Targeted Value Portfolio (eight of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Tax-Managed U.S. Marketwide Value Series vs.

Russell 3000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

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MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Tax-Managed U.S. Marketwide Value Series

The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Series held approximately 1,090 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2020, total returns were -9.34% for the Series and -8.00% for the Russell 3000® Value Index, the Series’ benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Series’ greater emphasis on value stocks detracted from performance relative to the benchmark. Additionally, the Series’ greater emphasis on stocks with smaller market capitalizations detracted from relative performance as small-cap stocks underperformed large-cap stocks. Conversely, the Series’ exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in the U.S.

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THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,078.50	0.21%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

77

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The Tax-Managed U.S. Marketwide Value Series
Communication Services	15.3%
Consumer Discretionary	6.8%
Consumer Staples	7.6%
Energy	4.9%
Financials	18.0%
Health Care	19.8%
Industrials	14.5%
Information Technology	9.1%
Materials	3.7%
Real Estate	0.2%
Utilities	0.1%

100.0%

78

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (15.1%)
Activision Blizzard, Inc.	496,359	$37,589,267	0.7%
AT&T, Inc.	7,109,251	192,091,962	3.4%
#* Charter Communications, Inc., Class A	339,394	204,932,885	3.6%
Comcast Corp., Class A	5,775,217	243,945,166	4.3%
* T-Mobile US, Inc.	282,437	30,946,622	0.5%
Walt Disney Co. (The)	498,715	60,469,194	1.1%
Other Securities		101,138,335	1.7%

TOTAL COMMUNICATION SERVICES		871,113,431	15.3%

CONSUMER DISCRETIONARY — (6.7%)
Ford Motor Co.	2,868,969	22,177,130	0.4%
General Motors Co.	1,095,598	37,830,999	0.7%
Target Corp.	259,962	39,571,416	0.7%
Other Securities		285,518,006	5.0%

TOTAL CONSUMER DISCRETIONARY		385,097,551	6.8%

CONSUMER STAPLES — (7.5%)
Archer-Daniels-Midland Co.	750,362	34,696,739	0.6%
Mondelez International, Inc., Class A	2,081,099	110,547,979	2.0%
Tyson Foods, Inc., Class A	405,030	23,179,867	0.4%
Walgreens Boots Alliance, Inc.	624,054	21,242,798	0.4%
Walmart, Inc.	1,115,621	154,792,414	2.7%
Other Securities		88,996,694	1.5%

TOTAL CONSUMER STAPLES		433,456,491	7.6%

ENERGY — (4.8%)
Chevron Corp.	1,161,733	80,740,443	1.4%
ConocoPhillips	1,439,649	41,202,754	0.7%
Marathon Petroleum Corp.	1,004,662	29,637,529	0.5%
Phillips 66	723,574	33,761,963	0.6%
Valero Energy Corp.	605,899	23,393,760	0.4%
Other Securities		67,853,194	1.2%

TOTAL ENERGY		276,589,643	4.8%

FINANCIALS — (17.8%)
Bank of America Corp.	5,929,136	140,520,547	2.5%
Capital One Financial Corp.	333,920	24,402,874	0.4%
Citigroup, Inc.	1,441,183	59,693,800	1.1%
Goldman Sachs Group, Inc. (The)	198,993	37,617,637	0.7%
JPMorgan Chase & Co.	2,307,658	226,242,790	4.0%
Morgan Stanley	1,127,557	54,291,870	1.0%
Wells Fargo & Co.	1,288,810	27,644,974	0.5%
Other Securities		454,123,923	7.8%

TOTAL FINANCIALS		1,024,538,415	18.0%

HEALTH CARE — (19.6%)
Abbott Laboratories	915,297	96,206,868	1.7%
Anthem, Inc.	504,640	137,665,792	2.4%
Cigna Corp.	285,386	47,650,900	0.8%
CVS Health Corp.	1,510,745	84,737,687	1.5%

79

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	375,873	$86,277,888	1.5%
Humana, Inc.	198,071	79,085,789	1.4%
Medtronic P.L.C.	814,175	81,881,580	1.4%
Pfizer, Inc.	3,696,959	131,168,105	2.3%
Thermo Fisher Scientific, Inc.	435,609	206,095,330	3.6%
UnitedHealth Group, Inc.	89,716	27,375,940	0.5%
Other Securities		150,097,524	2.7%

TOTAL HEALTH CARE		1,128,243,403	19.8%

INDUSTRIALS — (14.4%)
CSX Corp.	1,008,000	79,571,520	1.4%
Eaton Corp. P.L.C.	265,270	27,532,373	0.5%
FedEx Corp.	144,562	37,509,502	0.7%
Norfolk Southern Corp.	545,229	114,018,288	2.0%
Republic Services, Inc.	429,755	37,891,498	0.7%
Southwest Airlines Co.	531,263	21,000,826	0.4%
Stanley Black & Decker, Inc.	129,900	21,589,380	0.4%
Trane Technologies P.L.C.	213,109	28,290,220	0.5%
Union Pacific Corp.	295,838	52,419,535	0.9%
Other Securities		408,009,562	7.0%

TOTAL INDUSTRIALS		827,832,704	14.5%

INFORMATION TECHNOLOGY — (9.0%)
Corning, Inc.	785,955	25,126,981	0.5%
Fidelity National Information Services, Inc.	198,899	24,780,826	0.4%
Intel Corp.	4,073,898	180,392,203	3.2%
* Micron Technology, Inc.	878,203	44,208,739	0.8%
Other Securities		242,132,476	4.2%

TOTAL INFORMATION TECHNOLOGY		516,641,225	9.1%

MATERIALS — (3.6%)
Newmont Corp.	502,635	31,585,583	0.6%
Other Securities		176,417,858	3.0%

TOTAL MATERIALS		208,003,441	3.6%

REAL ESTATE — (0.2%)
Other Securities		11,883,755	0.2%

UTILITIES — (0.1%)
Other Securities		8,312,129	0.1%

TOTAL COMMON STOCKS		5,691,712,188	99.8%

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,224,315	0.0%

80

THE TAX-MANAGED U.S. MAKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡

INDUSTRIALS — (0.0%)
Other Security		$327,880	0.0%

TOTAL PREFERRED STOCKS		1,552,195	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,184,925,593)		5,693,264,383

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	716,493	716,493	0.0%

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	5,788,274	66,976,114	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,252,609,084)		$5,760,956,990	101.0%

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$871,113,431	—	—	$871,113,431
Consumer Discretionary	385,095,188	$2,363	—	385,097,551
Consumer Staples	433,456,491	—	—	433,456,491
Energy	276,589,643	—	—	276,589,643
Financials	1,024,534,233	4,182	—	1,024,538,415
Health Care	1,128,243,403	—	—	1,128,243,403
Industrials	827,832,704	—	—	827,832,704
Information Technology	516,641,225	—	—	516,641,225
Materials	208,003,441	—	—	208,003,441
Real Estate	11,883,755	—	—	11,883,755
Utilities	8,312,129	—	—	8,312,129
Preferred Stocks
Consumer Discretionary	1,224,315	—	—	1,224,315
Industrials	327,880	—	—	327,880
Temporary Cash Investments	716,493	—	—	716,493
Securities Lending Collateral	—	66,976,114	—	66,976,114

TOTAL	$5,693,974,331	$66,982,659	—	$5,760,956,990

See accompanying Notes to Financial Statements.

81

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands)

ASSETS:	The Tax-Managed U.S. Marketwide Value Series*
Investment Securities at Value (including $168,416 of securities on loan, respectively)	$5,693,265
Temporary Cash Investments at Value & Cost	716
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $66,967)	66,976
Cash	133
Receivables:
Investment Securities Sold	193
Dividends and Interest	10,047
Securities Lending Income	163

Total Assets	5,771,493

LIABILITIES:
Payables:
Upon Return of Securities Loaned	66,979
Due to Advisor	1,006
Line of Credit	1
Accrued Expenses and Other Liabilities	619

Total Liabilities	68,605

NET ASSETS	$5,702,888

Investment Securities at Cost	$3,184,926

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

82

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

The Tax-Managed U.S. Marketwide Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $23)	$151,096
Income from Securities Lending	1,050

Total Investment Income	152,146

Expenses
Investment Management Fees	12,568
Accounting & Transfer Agent Fees	281
Custodian Fees	71
Shareholders’ Reports	38
Directors’/Trustees’ Fees & Expenses	48
Professional Fees	86
Other	171

Total Expenses	13,263

Net Expenses	13,263

Net Investment Income (Loss)	138,883

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(86,283)
Affiliated Investment Companies Shares Sold	(12)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(810,076)
Affiliated Investment Companies Shares	(7)

Net Realized and Unrealized Gain (Loss)	(896,378)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(757,495)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

83

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Tax-Managed U.S. Marketwide Value Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$138,883	$151,159
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(86,283)	102,290
Affiliated Investment Companies Shares Sold	(12)	—
Futures	—	(2,039)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(810,076)	326,938
Affiliated Investment Companies Shares	(7)	9

Net Increase (Decrease) in Net Assets Resulting from Operations	(757,495)	578,357

Transactions in Interest:
Contributions	246,812	305,972
Withdrawals	(1,064,184)	(436,360)

Net Increase (Decrease) from Transactions in Interest	(817,372)	(130,388)

Total Increase (Decrease) in Net Assets	(1,574,867)	447,969
Net Assets
Beginning of Year	7,277,755	6,829,786

End of Year	$5,702,888	$7,277,755

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0.

See accompanying Notes to Financial Statements.

84

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Tax-Managed U.S. Marketwide Value Series
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016

Total Return	(9.34%)	8.83%	4.26%	22.61%	2.79%

Net Assets, End of Year (thousands)	$5,702,888	$7,277,755	$6,829,786	$6,667,096	$5,538,404
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.21%	0.21%	0.21%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.20%	1.99%	2.02%	2.05%
Portfolio Turnover Rate	6%	10%	5%	7%	9%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

85

THE DFA INVESTMENT TRUST COMPANY

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the “Series”), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day.

Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

86

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2020, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $196 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2020, the Series’ investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2020, the total related amount paid by the Trust to the CCO was $63 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

87

D. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Series made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
The Tax-Managed U.S. Marketwide Value Series	$354,544	$996,056

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
The Tax-Managed U.S. Marketwide Value Series
The DFA Short Term Investment Fund	$101,760	$852,432	$887,197	$(12)	$(7)	$66,976	5,788	$720	—

Total	$101,760	$852,432	$887,197	$(12)	$(7)	$66,976	5,788	$720	—

E. Federal Income Taxes:

The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Tax-Managed U.S. Marketwide Value Series	$3,251,479	$2,818,127	$(308,649)	$2,509,478

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

88

F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

G. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

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For the year ended October 31, 2020, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
The Tax-Managed U.S. Marketwide Value Series	1.14%	$12,396	81	$27	$58,044	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2020.

H. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2020, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Tax-Managed U.S. Marketwide Value Series	$38,024	$22,248	$(562)

I. Securities Lending:

As of October 31, 2020, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The Tax-Managed U.S. Marketwide Value Series	$106,259

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The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Tax-Managed U.S. Marketwide Value Series
Common Stocks, Preferred Stocks	$66,979	—	—	—	$66,979

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those

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annual periods. The Series’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

L. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs

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moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The Tax-Managed U.S. Marketwide Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The Tax-Managed U.S. Marketwide Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980- 2014).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since
2000) and
formerly, Lead
Director
(2014-2017),
HNI
Corporation
(office
furniture);
Director,
Ryder System
Inc.
(transportation,
logistics and
supply-chain
management)
(since 2003);
and Trustee,
UBS Funds (3
investment
companies
within the fund
complex) (19
portfolios)
(since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since September 2019)

•   Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Japan Ltd.

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Ltd.

•   DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•   Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

99

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President (since 2016) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•   DFA Investment Dimensions Group Inc.

•   Dimensional Investment Group Inc.

•   The DFA Investment Trust Company

•   Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•   Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•   the DFA Fund Complex (since March 2020)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•   Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•   all the DFA Entities

Vice President (since June 2020)

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex

100

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President and Assistant Treasurer (since June 2020) • Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   the DFA Fund Complex (since 2017)

•   Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•   all the DFA Entities (since 2001)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   the DFA Fund Complex

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•   the DFA Fund Complex

Vice President and Secretary of

•   Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

101

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017	Co-Chief Executive Officer and Chief Investment Officer of • all the DFA Entities (since 2017) • Dimensional Fund Advisors Canada ULC (since 2017) • Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of • DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of • Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of • Dimensional Cayman Commodity Fund I Ltd.

Director of • Dimensional Funds plc (since 2014) • Dimensional Fund II plc (since 2014) • Dimensional Holdings Inc. (since 2017) • Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of • Dimensional Japan Ltd. (2016 – 2017) • DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of • all the DFA Entities

Formerly, Vice President (2007 – 2017) of • all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of • Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of • Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020	Vice President and Assistant Treasurer of • the DFA Fund Complex (since March 2020) • Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of • Dimensional Holdings Inc. • Dimensional Fund Advisors LP • Dimensional Investment LLC DFA Securities LLC

Formerly, Accounting Manager (2015-2016) • Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

102

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

103

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
Tax-Managed U.S. Marketwide Value Portfolio	57%	—	43%	—	—	100%	82%	100%	—	—	3%	—	—
Tax-Managed U.S. Equity Portfolio	100%	—	—	—	—	100%	77%	100%	—	—	3%	—	—
Tax-Managed U.S. Targeted Value Portfolio	40%	—	60%	—	—	100%	80%	100%	—	—	8%	—	—
Tax-Managed U.S. Small Cap Portfolio	35%	—	65%	—	—	100%	91%	100%	—	—	5%	—	—
T.A. U.S. Core Equity 2 Portfolio	44%	—	56%	—	—	100%	82%	100%	—	—	4%	—	—
Tax-Managed DFA International Value Portfolio	100%	—	—	—	—	100%	—	100%	—	10%	100%	—	—
T.A. World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	100%	—	9%	100%	—	—
World ex U.S. Targeted Value Portfolio	67%	—	33%	—	—	100%	—	100%	—	10%	100%	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

104

DFA103120-002A 00253044

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC.

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

VIT Inflation-Protected Securities Portfolio

VA Global Moderate Allocation Portfolio

VA Equity Allocation Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of a Portfolio’s annual and semi-annual shareholder reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the reports, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the insurance company or your financial intermediary anytime by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts— if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler CO-CHIEF EXECUTIVE OFFICER	Gerard O’Reilly CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings/Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of October 31, 2020. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.

1

CONTINUED

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA U.S. Targeted Value Portfolio vs.

Russell 2000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
	-13.18%	2.38%	7.93%

VA U.S. Large Value Portfolio vs.

Russell 1000® Value Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Average Annual Total Return	One Year	Five Years	Ten Years
	-12.12%	4.57%	9.38%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA International Value Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-18.49%	-0.36%	0.89%

VA International Small Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.66%	4.28%	5.55%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Short-Term Fixed Portfolio vs.

ICE BofAML US 6-Month Treasury Bill Index,

ICE BofAML 1-Year US Treasury Note Index

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

ICE BofA index data copyright 2020 ICE Data Indices, LLC

Average Annual Total Return	One Year	Five Years	Ten Years
	0.84%	1.26%	0.84%

VA Global Bond Portfolio vs.

FTSE World Government Bond Index, 1-5 Years,

Currency-Hedged in USD Terms

October 31, 2010-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	1.54%	2.11%	2.22%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VIT Inflation Protected Securities Portfolio vs.

Bloomberg Barclays U.S. TIPS Index

May 29, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg Barclays data provided by Bloomberg Finance L.P.

Total Return	One Year	Five Years	Since Inception
	9.72%	4.46%	3.66%

VA Global Moderate Allocation Portfolio vs.

MSCI All Country World Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

65% MSCI ACWI (net div)/35%

FTSE World Govt Bond Index 1-3 yr (hedged) Index

April 8, 2013-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Data includes composite data from multiple sources; see data descriptions for additional details. MSCI data © MSCI 2020, all rights reserved. FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Total Return	One Year	Five Years	Since Inception
	3.35%	5.97%	5.88%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

VA Equity Allocation Portfolio vs.

MSCI World Index (net dividends)

July 10, 2017-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

Total Return	One Year	Since Inception
	-0.25%	4.85%

7

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

VA U.S. Targeted Value Portfolio

The VA U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,220 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -13.18% for the Portfolio and -13.92% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s exclusions of real estate investment trusts (REITs) and highly regulated utilities contributed positively to performance relative to the benchmark, as REITs and utilities generally underperformed in the U.S. Conversely, with low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks detracted from relative performance.

VA U.S. Large Value Portfolio

The VA U.S. Large Value Portfolio is designed to capture the returns of U.S. large company low relative price (value) stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2020, the Portfolio held approximately 360 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

8

For the 12 months ended October 31, 2020, total returns were -12.12% for the Portfolio and -7.57% for the Russell 1000® Value Index, the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks, the Portfolio’s greater emphasis on value stocks had a negative impact on performance relative to the benchmark. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively relative performance, as REITs generally underperformed in the U.S.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

9

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

10

VA International Value Portfolio

The VA International Value Portfolio invests in developed ex U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2020, the Portfolio held approximately 520 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -18.49% for the Portfolio and - 6.79% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With low relative price (value) stocks underperforming high relative price (growth) stocks for the period, the Portfolio’s focus on value stocks detracted from performance relative to the style-neutral benchmark.

VA International Small Portfolio

The VA International Small Portfolio invests in developed ex U.S. small company stocks. The Portfolio generally excluded stocks with the lowest profitability and highest relative price. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 3,410 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were -3.66% for the Portfolio and - 0.65% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price detracted from performance relative to the benchmark, as those stocks outperformed. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in developed ex U.S. markets.

Fixed Income Market Review	12 Months Ended October 31, 2020

Bond yields decreased in the U.S. during the 12 months ended October 31, 2020. Short-term yields decreased more than long-term yields. However, given their longer duration, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well. Bond yields, however, generally increased in Japan during the period.

Long-term bond indices generally outperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2020. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 2.44%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned 8.76%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 3.25%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 14.04%.

	October 31, 2019	October 31, 2020	Change
One-Month Treasury Bill (yield)	1.59%	0.08%	-1.51%
Ten-Year U.S. Treasury Notes (yield)	1.69%	0.88%	-0.81%

Source: Bloomberg

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Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration range, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads began the period relatively narrow and then widened in early 2020 before narrowing at the end of the period. As a result, the variable credit Portfolios began the period positioned below their maximum allowable weights in single-A, BBB, and BB rated bonds. As credit spreads widened during the period, the variable credit Portfolios generally increased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive for short-term bonds but negative for intermediate- and long-term bonds. Credit bonds did, however, generally outperform securitized bonds, such as mortgage backed securities, over the period.

VA Short-Term Fixed Portfolio

The VA Short-Term Fixed Portfolio is designed to achieve a stable real return in excess of the rate of inflation by generally investing in high-quality fixed income securities and maintaining a weighted average portfolio maturity of one year or less. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. Maturity targets are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio was relatively unchanged at 0.19 year as of October 31, 2020, from 0.14 year as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 0.84% for the Portfolio versus 1.30% for the ICE BofA U.S. 6-Month Treasury Bill Index and 2.02% for the ICE BofA 1-Year U.S. Treasury Note Index, the Portfolio’s benchmarks. The U.S. Treasury yield curve was flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums during the period. As a result, the Portfolio was focused at the shorter end of the eligible duration range. Interest rates decreased across the eligible maturity range and realized term premiums were positive for the period. As such, the Portfolio’s shorter weighted average duration detracted from performance relative to both the ICE BofA U.S. 6-Month Treasury Bill Index, and the ICE BofA 1-Year U.S. Treasury Note Index.

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VA Global Bond Portfolio

The VA Global Bond Portfolio is designed to provide a market rate of return by investing in U.S. and foreign government securities, high-quality corporate fixed income securities, and currency-hedged global fixed income instruments maturing in five years or less. The currency exposure associated with non-U.S. dollar-denominated securities within the Portfolio is generally hedged back to the U.S. dollar. The investment strategy uses a variable maturity approach and shifts maturities and country allocations based on changes in the eligible yield curves. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies for each eligible country. Maturity targets and country allocations are shifted based on Dimensional’s expectations for term premiums. The weighted average duration of the Portfolio decreased to 0.95 year as of October 31, 2020, from 2.07 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 1.54% for the Portfolio and 3.12% for the FTSE World Government Bond Index, 1-5 Years, Currency-Hedged in USD terms, the Portfolio’s benchmark. During the period, yield curves in global developed markets were generally flat along the Portfolio’s eligible maturity range, indicating smaller expected term premiums. As a result, the Portfolio’s weighted average duration was decreased. Realized term premiums, however, were generally positive in global developed markets for the period. As such, the Portfolio’s shorter weighted average duration relative to the benchmark—primarily due to an underweight to U.S. dollar-denominated securities in the three- to five-year maturity range and allocation to securities with maturities shorter than one year—detracted from relative performance. The Portfolio’s relative overweight to British pound- and euro-denominated securities also detracted from performance relative to the benchmark.

VIT Inflation-Protected Securities Portfolio

The VIT Inflation-Protected Securities Portfolio is designed to provide inflation protection and current income by investing generally in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities with maturities of between five and 20 years. The weighted average duration of the Portfolio was relatively unchanged at 7.80 years as of October 31, 2020, compared to 7.74 years as of October 31, 2019.

For the 12 months ended October 31, 2020, total returns were 9.72% for the Portfolio and 9.09% for the Bloomberg Barclays U.S. Treasury TIPS Index, the Portfolio’s benchmark. Real interest rates generally decreased during the period and realized real term premiums were positive. The Portfolio’s emphasis on the intermediate segment of the real yield curve contributed positively to performance relative to the benchmark, as the intermediate segment outperformed the combination of the long and short ends of the real yield curve.

VA Global Moderate Allocation Portfolio

The VA Global Moderate Allocation Portfolio seeks long-term capital appreciation and current income by investing in a combination of other mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities, and fixed income securities. The Portfolio seeks to achieve its investment objective through a moderate allocation to both global equity and global fixed income securities. As of the date of this report, the Portfolio’s investments

13

in domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, VA U.S. Large Value Portfolio, and the DFA Real Estate Securities Portfolio; the Portfolio’s investments in international equity funds included the International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, and VA International Value Portfolio (collectively, the “Equity Underlying Funds”); and the Portfolio’s investments in fixed income funds included the DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio, and VA Short- Term Fixed Portfolio (“Fixed Income Underlying Funds,” and, collectively with the Equity Underlying Funds, the “Equity and Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Equity Underlying Funds collectively held approximately 13,460 securities in 47 eligible developed and emerging markets and the Fixed Income Underlying Funds collectively held approximately 690 fixed income securities in 21 countries, excluding supranationals.

For the 12 months ended October 31, 2020, total returns were 3.35% for the Portfolio and 4.66% for the Portfolio’s composite benchmark, a hypothetical composite index composed of 65% MSCI All Country World Index (net dividends), the Portfolio’s equity benchmark, and 35% FTSE World Government Bond Index 1-3 Years (hedged to USD), the Portfolio’s fixed income benchmark. The Portfolio’s equity component underperformed the equity component of the composite benchmark and detracted from the Portfolio’s performance relative to the composite benchmark. The Portfolio’s fixed income component underperformed the fixed income component of the composite benchmark and detracted from the Portfolio’s performance relative to the composite benchmark.

The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks globally. With small-caps underperforming large-caps globally for the period, the Equity Underlying Funds’ inclusion of and emphasis on small-cap stocks also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

During the period ended October 31, 2020, yield curves in global developed markets were generally flat along the Fixed Income Underlying Funds’ eligible maturity range, indicating smaller expected term premiums. As a result, the Fixed Income Underlying Funds’ weighted average duration was decreased. Realized term premiums, however, were generally positive in global developed markets for the period as longer-term bonds generally outperformed shorter-term bonds. As such, the Fixed Income Funds’ shorter weighted average duration relative to the fixed income benchmark detracted from performance relative to the fixed income benchmark.

VA Equity Allocation Portfolio

The VA Equity Allocation Portfolio seeks long-term capital appreciation by investing in a combination of mutual funds managed by Dimensional that invest in domestic and international equity securities, including emerging markets securities. As of the date of this report, the Portfolio’s investments in the domestic equity funds included the U.S. Core Equity 1 Portfolio, the U.S. Large Company Portfolio, the VA U.S. Large Value Portfolio, the VA U.S. Targeted Value Portfolio, and the DFA Real Estate Securities Portfolio; and the Portfolio’s investments in the international equity funds included the International Core Equity Portfolio, the VA International Small Portfolio, the VA International Value Portfolio, and the Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Underlying Funds collectively held approximately 13,600 securities in 47 eligible developed and emerging markets.

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For the 12 months ended October 31, 2020, total returns were -0.25% for the Portfolio and 4.36% for the MSCI World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks globally. With small-caps underperforming large-caps globally for the period, the Underlying Funds’ inclusion of and emphasis on small-cap stocks also detracted from performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,151.20	0.38%	$2.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.23	0.38%	$1.93

VA U.S. Large Value Portfolio
Actual Fund Return	$1,000.00	$1,065.10	0.27%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.78	0.27%	$1.37

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DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
VA International Value Portfolio
Actual Fund Return	$1,000.00	$1,074.10	0.43%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.98	0.43%	$2.19

VA International Small Portfolio
Actual Fund Return	$1,000.00	$1,152.00	0.56%	$3.03
Hypothetical 5% Annual Return	$1,000.00	$1,022.32	0.56%	$2.85

VA Short-Term Fixed Portfolio
Actual Fund Return	$1,000.00	$1,001.00	0.21%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07

VA Global Bond Portfolio
Actual Fund Return	$1,000.00	$1,007.60	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17

VIT Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$1,045.60	0.14%	$0.72
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.14%	$0.71

VA Global Moderate Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,097.30	0.30%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.63	0.30%	$1.53

VA Equity Allocation Portfolio (2)
Actual Fund Return	$1,000.00	$1,135.50	0.39%	$2.09
Hypothetical 5% Annual Return	$1,000.00	$1,023.18	0.39%	$1.98

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

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DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FUNDS OF FUNDS

Affiliated Investment Companies
VA Global Moderate Allocation Portfolio	100.0%
VA Equity Allocation Portfolio	100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

VA U.S. Targeted Value Portfolio
Communication Services	2.8%
Consumer Discretionary	14.1%
Consumer Staples	4.5%
Energy	6.1%
Financials	25.5%
Health Care	4.7%
Industrials	21.9%
Information Technology	9.5%
Materials	9.5%
Real Estate	1.1%
Utilities	0.3%

100.0%

VA U.S. Large Value Portfolio
Communication Services	12.5%
Consumer Discretionary	6.5%
Consumer Staples	5.5%
Energy	6.6%
Financials	18.9%
Health Care	18.0%
Industrials	13.2%
Information Technology	10.6%
Materials	7.5%
Real Estate	0.3%
Utilities	0.4%

100.0%

VA International Value Portfolio
Communication Services	4.2%
Consumer Discretionary	17.2%
Consumer Staples	4.8%
Energy	8.6%
Financials	27.5%
Health Care	7.0%
Industrials	11.8%
Information Technology	2.5%
Materials	12.2%
Real Estate	2.7%
Utilities	1.5%

100.0%

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DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

VA International Small Portfolio
Communication Services	4.3%
Consumer Discretionary	13.3%
Consumer Staples	6.0%
Energy	3.4%
Financials	12.4%
Health Care	5.3%
Industrials	23.9%
Information Technology	10.4%
Materials	12.5%
Real Estate	5.1%
Utilities	3.4%

100.0%

FIXED INCOME PORTFOLIOS

VA Short-Term Fixed Portfolio
Corporate	2.7%
Government	39.8%
Foreign Corporate	16.3%
Foreign Government	16.7%
Supranational	24.5%

100.0%

VA Global Bond Portfolio
Corporate	5.2%
Foreign Corporate	39.9%
Foreign Government	36.3%
Supranational	18.6%

100.0%

VIT Inflation-Protected Securities Portfolio
Government	100.0%

100.0%

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VA U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (2.8%)
Interpublic Group of Cos., Inc. (The)	55,158	$997,808	0.3%
Other Securities		7,852,776	2.5%

TOTAL COMMUNICATION SERVICES		8,850,584	2.8%

CONSUMER DISCRETIONARY — (13.8%)
* AutoNation, Inc.	24,151	1,370,086	0.4%
BorgWarner, Inc.	38,886	1,360,232	0.4%
# Lithia Motors, Inc., Class A	5,099	1,170,577	0.4%
* Mohawk Industries, Inc.	18,326	1,891,060	0.6%
Toll Brothers, Inc.	43,252	1,828,695	0.6%
Other Securities		36,972,272	11.6%

TOTAL CONSUMER DISCRETIONARY		44,592,922	14.0%

CONSUMER STAPLES — (4.4%)
Bunge, Ltd.	19,044	1,080,366	0.3%
* Darling Ingredients, Inc.	42,261	1,817,223	0.6%
Ingredion, Inc.	17,481	1,239,228	0.4%
* Post Holdings, Inc.	17,668	1,517,681	0.5%
Other Securities		8,628,909	2.7%

TOTAL CONSUMER STAPLES		14,283,407	4.5%

ENERGY — (6.0%)
EQT Corp.	70,744	1,071,064	0.3%
Other Securities		18,279,188	5.8%

TOTAL ENERGY		19,350,252	6.1%

FINANCIALS — (25.1%)
Ally Financial, Inc.	80,930	2,159,212	0.7%
* Athene Holding, Ltd., Class A	51,792	1,661,487	0.5%
Comerica, Inc.	29,106	1,324,614	0.4%
First Horizon National Corp.	122,999	1,280,420	0.4%
Invesco, Ltd.	98,478	1,291,047	0.4%
Janus Henderson Group P.L.C.	43,358	1,053,599	0.3%
Lincoln National Corp.	28,000	982,800	0.3%
OneMain Holdings, Inc.	35,046	1,222,755	0.4%
People’s United Financial, Inc.	106,113	1,132,226	0.4%
Popular, Inc.	24,047	1,014,783	0.3%
Reinsurance Group of America, Inc.	12,706	1,283,560	0.4%
Santander Consumer USA Holdings, Inc.	61,307	1,246,984	0.4%
Voya Financial, Inc.	28,966	1,388,340	0.4%
Zions Bancorp NA	43,995	1,419,719	0.5%
Other Securities		62,534,842	19.7%

TOTAL FINANCIALS		80,996,388	25.5%

HEALTH CARE — (4.6%)
Perrigo Co. P.L.C.	22,113	970,097	0.3%
Other Securities		13,794,690	4.3%

TOTAL HEALTH CARE		14,764,787	4.6%

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VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (21.5%)
AGCO Corp.	14,360	$1,106,151	0.4%
Air Lease Corp.	37,394	1,018,613	0.3%
AMERCO	3,204	1,112,301	0.4%
Carlisle Cos., Inc.	9,842	1,219,129	0.4%
Knight-Swift Transportation Holdings, Inc.	43,670	1,659,023	0.5%
Quanta Services, Inc.	20,554	1,283,186	0.4%
* Sensata Technologies Holding P.L.C.	29,063	1,270,344	0.4%
Snap-on, Inc.	9,344	1,471,960	0.5%
Textron, Inc.	58,003	2,076,507	0.7%
#* XPO Logistics, Inc.	13,929	1,253,610	0.4%
Other Securities		55,848,797	17.4%

TOTAL INDUSTRIALS		69,319,621	21.8%

INFORMATION TECHNOLOGY — (9.3%)
* Arrow Electronics, Inc.	27,872	2,170,950	0.7%
DXC Technology Co.	53,442	984,402	0.3%
* First Solar, Inc.	12,991	1,130,802	0.4%
* Flex, Ltd.	130,502	1,846,603	0.6%
Jabil, Inc.	39,666	1,314,531	0.4%
* ON Semiconductor Corp.	41,788	1,048,461	0.3%
SYNNEX Corp.	13,283	1,748,574	0.6%
Other Securities		19,808,124	6.1%

TOTAL INFORMATION TECHNOLOGY		30,052,447	9.4%

MATERIALS — (9.3%)
CF Industries Holdings, Inc.	38,042	1,050,340	0.3%
Huntsman Corp.	54,727	1,329,319	0.4%
Reliance Steel & Aluminum Co.	22,042	2,402,358	0.8%
Steel Dynamics, Inc.	57,283	1,803,269	0.6%
Westlake Chemical Corp.	27,911	1,887,342	0.6%
WestRock Co.	70,463	2,645,886	0.8%
Other Securities		18,973,776	6.0%

TOTAL MATERIALS		30,092,290	9.5%

REAL ESTATE — (1.1%)
Jones Lang LaSalle, Inc.	14,289	1,612,657	0.5%
Other Securities		1,783,146	0.6%

TOTAL REAL ESTATE		3,395,803	1.1%

UTILITIES — (0.3%)
Other Securities		902,677	0.3%

TOTAL COMMON STOCKS		316,601,178	99.6%

PREFERRED STOCKS — (0.1%)

CONSUMER DISCRETIONARY — (0.1%)
Other Security		250,322	0.1%

21

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$164,809	0.1%

TOTAL PREFERRED STOCKS		415,131	0.2%

TOTAL INVESTMENT SECURITIES (Cost $352,940,242)		317,016,309

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	479,969	5,553,720	1.7%

TOTAL INVESTMENTS—(100.0%) (Cost $358,492,387)		$322,570,029	101.5%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,850,584	—	—	$8,850,584
Consumer Discretionary	44,591,814	$1,108	—	44,592,922
Consumer Staples	14,283,407	—	—	14,283,407
Energy	19,350,252	—	—	19,350,252
Financials	80,995,013	1,375	—	80,996,388
Health Care	14,752,576	12,211	—	14,764,787
Industrials	69,319,621	—	—	69,319,621
Information Technology	30,052,447	—	—	30,052,447
Materials	30,092,290	—	—	30,092,290
Real Estate	3,395,803	—	—	3,395,803
Utilities	902,677	—	—	902,677
Preferred Stocks
Consumer Discretionary	250,322	—	—	250,322
Industrials	164,809	—	—	164,809
Securities Lending Collateral	—	5,553,720	—	5,553,720

TOTAL	$317,001,615	$5,568,414	—	$322,570,029

See accompanying Notes to Financial Statements.

22

VA U.S. LARGE VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.9%)
COMMUNICATION SERVICES — (12.5%)
AT&T, Inc.	510,971	$13,806,436	3.0%
* Charter Communications, Inc., Class A	13,352	8,062,205	1.8%
Comcast Corp., Class A	340,296	14,374,103	3.2%
* T-Mobile US, Inc.	31,777	3,481,806	0.8%
Verizon Communications, Inc	58,963	3,360,301	0.7%
Walt Disney Co. (The)	50,429	6,114,516	1.3%
Other Securities		7,828,763	1.7%

TOTAL COMMUNICATION SERVICES		57,028,130	12.5%

CONSUMER DISCRETIONARY — (6.5%)
DR Horton, Inc.	56,804	3,795,075	0.8%
Ford Motor Co.	312,226	2,413,507	0.5%
General Motors Co.	100,456	3,468,746	0.8%
Other Securities		19,956,180	4.4%

TOTAL CONSUMER DISCRETIONARY		29,633,508	6.5%

CONSUMER STAPLES — (5.5%)
Kroger Co. (The)	88,430	2,848,330	0.6%
Mondelez International, Inc., Class A	64,509	3,426,718	0.8%
Walmart, Inc.	51,411	7,133,276	1.6%
Other Securities		11,497,499	2.5%

TOTAL CONSUMER STAPLES		24,905,823	5.5%

ENERGY — (6.6%)
Chevron Corp.	115,793	8,047,613	1.8%
ConocoPhillips	91,117	2,607,769	0.6%
Exxon Mobil Corp.	235,125	7,669,777	1.7%
Other Securities		11,581,539	2.5%

TOTAL ENERGY		29,906,698	6.6%

FINANCIALS — (18.9%)
Bank of America Corp.	229,382	5,436,353	1.2%
* Berkshire Hathaway, Inc., Class B	49,526	9,999,299	2.2%
Citigroup, Inc.	128,445	5,320,192	1.2%
Goldman Sachs Group, Inc. (The)	23,560	4,453,782	1.0%
JPMorgan Chase & Co.	155,799	15,274,534	3.4%
Morgan Stanley	89,250	4,297,388	1.0%
Travelers Cos., Inc. (The)	19,149	2,311,476	0.5%
Truist Financial Corp.	56,633	2,385,382	0.5%
Wells Fargo & Co.	144,357	3,096,458	0.7%
Other Securities		33,393,015	7.2%

TOTAL FINANCIALS		85,967,879	18.9%

HEALTH CARE — (17.9%)
Anthem, Inc.	21,126	5,763,173	1.3%
Bristol-Myers Squibb Co.	60,856	3,557,033	0.8%
Cigna Corp.	30,231	5,047,670	1.1%
CVS Health Corp.	106,209	5,957,263	1.3%
Danaher Corp.	24,909	5,717,612	1.2%
Humana, Inc.	9,731	3,885,394	0.8%

23

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
* Laboratory Corp. of America Holdings	14,026	$2,801,974	0.6%
Medtronic P.L.C.	57,928	5,825,819	1.3%
Pfizer, Inc.	398,194	14,127,923	3.1%
Thermo Fisher Scientific, Inc.	16,736	7,918,136	1.7%
Other Securities		21,226,589	4.7%

TOTAL HEALTH CARE		81,828,586	17.9%

INDUSTRIALS — (13.2%)
Eaton Corp. P.L.C.	33,145	3,440,120	0.8%
FedEx Corp.	18,335	4,757,382	1.0%
Kansas City Southern	12,742	2,244,376	0.5%
Norfolk Southern Corp.	19,624	4,103,771	0.9%
Raytheon Technologies Corp.	58,154	3,158,925	0.7%
Republic Services, Inc.	28,633	2,524,572	0.5%
Stanley Black & Decker, Inc.	16,180	2,689,116	0.6%
Trane Technologies P.L.C.	17,638	2,341,444	0.5%
Other Securities		35,103,668	7.7%

TOTAL INDUSTRIALS		60,363,374	13.2%

INFORMATION TECHNOLOGY — (10.6%)
Cognizant Technology Solutions Corp., Class A	39,424	2,815,662	0.6%
Corning, Inc.	84,822	2,711,759	0.6%
Fidelity National Information Services, Inc.	21,684	2,701,610	0.6%
Intel Corp.	300,601	13,310,612	2.9%
* Micron Technology, Inc.	97,428	4,904,526	1.1%
Other Securities		22,089,262	4.8%

TOTAL INFORMATION TECHNOLOGY		48,533,431	10.6%

MATERIALS — (7.5%)
Dow, Inc.	51,379	2,337,231	0.5%
Linde P.L.C.	15,454	3,405,134	0.7%
Newmont Corp.	45,969	2,888,692	0.6%
Other Securities		25,432,877	5.7%

TOTAL MATERIALS		34,063,934	7.5%

REAL ESTATE — (0.3%)
Other Securities		1,519,139	0.3%

UTILITIES — (0.4%)
Other Securities		1,660,014	0.4%

TOTAL COMMON STOCKS (Cost $413,476,830)		455,410,516	99.9%

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	53,508	619,143	0.1%

TOTAL INVESTMENTS—(100.0%) (Cost $414,095,980)		$456,029,659	100.0%

24

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$57,028,130	—	—	$57,028,130
Consumer Discretionary	29,633,508	—	—	29,633,508
Consumer Staples	24,905,823	—	—	24,905,823
Energy	29,906,698	—	—	29,906,698
Financials	85,967,879	—	—	85,967,879
Health Care	81,828,586	—	—	81,828,586
Industrials	60,363,374	—	—	60,363,374
Information Technology	48,533,431	—	—	48,533,431
Materials	34,063,934	—	—	34,063,934
Real Estate	1,519,139	—	—	1,519,139
Utilities	1,660,014	—	—	1,660,014
Securities Lending Collateral	—	$619,143	—	619,143

TOTAL	$455,410,516	$619,143	—	$456,029,659

See accompanying Notes to Financial Statements.

25

VA INTERNATIONAL VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.8%)
Australia & New Zealand Banking Group, Ltd.	222,491	$2,952,596	1.1%
National Australia Bank, Ltd.	210,829	2,758,271	1.0%
Westpac Banking Corp.	271,300	3,433,806	1.2%
# Westpac Banking Corp., Sponsored ADR	11,850	150,495	0.1%
Other Securities		7,411,984	2.5%

TOTAL AUSTRALIA		16,707,152	5.9%

AUSTRIA — (0.0%)
Other Security		104,011	0.0%

BELGIUM — (0.7%)
Other Securities		2,036,171	0.7%

CANADA — (8.3%)
# Bank of Montreal	37,085	2,208,176	0.8%
Bank of Montreal	22,673	1,348,363	0.5%
Bank of Nova Scotia (The)	51,251	2,129,207	0.8%
Bank of Nova Scotia (The)	27,370	1,137,497	0.4%
Canadian Imperial Bank of Commerce	27,656	2,062,939	0.7%
Canadian Natural Resources, Ltd.	126,905	2,024,135	0.7%
Magna International, Inc.	41,970	2,145,087	0.8%
Other Securities		11,075,827	3.9%

TOTAL CANADA		24,131,231	8.6%

DENMARK — (2.6%)
DSV Panalpina A.S.	9,641	1,564,170	0.6%
Vestas Wind Systems A.S.	16,721	2,868,722	1.0%
Other Securities		3,019,822	1.0%

TOTAL DENMARK		7,452,714	2.6%

FINLAND — (1.2%)
Other Securities		3,477,269	1.2%

FRANCE — (9.0%)
* BNP Paribas SA	51,999	1,813,453	0.6%
* Cie de Saint-Gobain	54,149	2,109,293	0.8%
Cie Generale des Etablissements Michelin SCA	20,054	2,165,851	0.8%
Orange SA	133,175	1,495,505	0.5%
Total SE	167,429	5,072,548	1.8%
Other Securities		13,455,159	4.8%

TOTAL FRANCE		26,111,809	9.3%

GERMANY — (7.2%)
Allianz SE	17,558	3,092,922	1.1%
BASF SE	33,510	1,834,947	0.6%
Bayer AG	30,892	1,451,631	0.5%
Bayerische Motoren Werke AG	29,120	1,990,024	0.7%
Daimler AG	92,360	4,773,949	1.7%
Volkswagen AG	3,115	484,577	0.2%

26

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$7,101,425	2.6%

TOTAL GERMANY		20,729,475	7.4%

HONG KONG — (2.5%)
Other Securities		7,238,690	2.6%

IRELAND — (0.7%)
Other Securities		1,908,408	0.7%

ISRAEL — (0.3%)
Other Securities		991,994	0.4%

ITALY — (1.7%)
* Fiat Chrysler Automobiles NV	108,100	1,326,129	0.5%
Other Securities		3,594,424	1.2%

TOTAL ITALY		4,920,553	1.7%

JAPAN — (23.4%)
Hitachi, Ltd.	45,300	1,526,805	0.5%
Honda Motor Co., Ltd.	108,400	2,563,978	0.9%
Mitsubishi UFJ Financial Group, Inc.	386,000	1,521,575	0.5%
Sumitomo Mitsui Financial Group, Inc.	47,100	1,303,817	0.5%
Toyota Motor Corp.	113,770	7,468,646	2.7%
Other Securities		53,355,669	19.0%

TOTAL JAPAN		67,740,490	24.1%

NETHERLANDS — (4.1%)
Koninklijke Ahold Delhaize NV	114,386	3,135,994	1.1%
Koninklijke DSM NV	12,952	2,071,381	0.7%
* Koninklijke Philips NV	40,457	1,873,837	0.7%
Other Securities		4,875,155	1.7%

TOTAL NETHERLANDS		11,956,367	4.2%

NEW ZEALAND — (0.3%)
Other Securities		928,755	0.3%

NORWAY — (0.8%)
Other Securities		2,236,741	0.8%

PORTUGAL — (0.1%)
Other Securities		240,352	0.1%

SINGAPORE — (0.9%)
Other Securities		2,740,263	1.0%

SPAIN — (1.6%)
* Banco Santander SA	1,416,166	2,835,951	1.0%
Other Securities		1,862,649	0.7%

TOTAL SPAIN		4,698,600	1.7%

SWEDEN — (3.0%)
* Volvo AB, Class B	78,205	1,520,085	0.5%

27

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (Continued)
Other Securities		$7,265,426	2.6%

TOTAL SWEDEN		8,785,511	3.1%

SWITZERLAND — (9.7%)
ABB, Ltd.	91,170	2,212,241	0.8%
Cie Financiere Richemont SA	31,128	1,945,618	0.7%
Lonza Group AG	4,268	2,586,024	0.9%
Novartis AG	22,893	1,783,882	0.6%
Novartis AG, Sponsored ADR	62,740	4,898,739	1.7%
Swisscom AG	2,547	1,295,406	0.5%
UBS Group AG	128,899	1,500,638	0.5%
Zurich Insurance Group AG	9,456	3,140,768	1.1%
Other Securities		8,713,603	3.2%

TOTAL SWITZERLAND		28,076,919	10.0%

UNITED KINGDOM — (11.5%)
Anglo American P.L.C.	78,278	1,836,650	0.7%
Aviva P.L.C.	443,489	1,479,291	0.5%
BP P.L.C.	652,394	1,664,050	0.6%
BP P.L.C., Sponsored ADR	99,837	1,545,475	0.6%
British American Tobacco P.L.C.	89,371	2,832,647	1.0%
# British American Tobacco P.L.C., Sponsored ADR	14,611	465,799	0.2%
* Glencore P.L.C.	759,106	1,531,295	0.5%
HSBC Holdings P.L.C., Sponsored ADR	132,381	2,777,353	1.0%
Royal Dutch Shell P.L.C., Class B	36,847	444,350	0.2%
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	223,164	5,389,411	1.9%
Vodafone Group P.L.C.	1,569,855	2,094,136	0.7%
# Vodafone Group P.L.C., Sponsored ADR	63,098	852,452	0.3%
Other Securities		10,558,357	3.7%

TOTAL UNITED KINGDOM		33,471,266	11.9%

TOTAL COMMON STOCKS		276,684,741	98.3%

PREFERRED STOCKS — (1.2%)

GERMANY — (1.2%)
Volkswagen AG	18,370	2,675,849	1.0%
Other Securities		702,164	0.2%

TOTAL GERMANY		3,378,013	1.2%

TOTAL INVESTMENT SECURITIES (Cost $350,668,755)		280,062,754

		Value†

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	851,508	9,852,801	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $360,518,212)		$289,915,555	103.0%

28

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$150,495	$16,556,657	—	$16,707,152
Austria	—	104,011	—	104,011
Belgium	—	2,036,171	—	2,036,171
Canada	24,131,231	—	—	24,131,231
Denmark	—	7,452,714	—	7,452,714
Finland	—	3,477,269	—	3,477,269
France	196,872	25,914,937	—	26,111,809
Germany	442,594	20,286,881	—	20,729,475
Hong Kong	—	7,238,690	—	7,238,690
Ireland	953,831	954,577	—	1,908,408
Israel	249,828	742,166	—	991,994
Italy	360,813	4,559,740	—	4,920,553
Japan	—	67,740,490	—	67,740,490
Netherlands	595,589	11,360,778	—	11,956,367
New Zealand	—	928,755	—	928,755
Norway	—	2,236,741	—	2,236,741
Portugal	—	240,352	—	240,352
Singapore	—	2,740,263	—	2,740,263
Spain	204,563	4,494,037	—	4,698,600
Sweden	—	8,785,511	—	8,785,511
Switzerland	6,607,933	21,468,986	—	28,076,919
United Kingdom	13,421,727	20,049,539	—	33,471,266
Preferred Stocks
Germany	—	3,378,013	—	3,378,013
Securities Lending Collateral	—	9,852,801	—	9,852,801

TOTAL	$47,315,476	$242,600,079	—	$289,915,555

See accompanying Notes to Financial Statements.

29

VA INTERNATIONAL SMALL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.5%)
AUSTRALIA — (6.6%)
Other Securities		$16,014,375	7.0%

AUSTRIA — (1.2%)
voestalpine AG	14,745	410,012	0.2%
Other Securities		2,548,735	1.1%

TOTAL AUSTRIA		2,958,747	1.3%

BELGIUM — (1.3%)
Other Securities		3,145,277	1.4%

CANADA — (10.0%)
Alamos Gold, Inc., Class A	49,619	453,246	0.2%
# Element Fleet Management Corp	47,730	449,607	0.2%
* Kinaxis, Inc.	2,617	399,494	0.2%
* SSR Mining, Inc.	29,810	551,754	0.3%
TFI International, Inc.	9,351	416,349	0.2%
Tourmaline Oil Corp.	31,248	404,819	0.2%
Yamana Gold, Inc.	75,682	420,929	0.2%
Other Securities		21,133,756	9.0%

TOTAL CANADA		24,229,954	10.5%

DENMARK — (2.2%)
Pandora A.S.	9,985	792,104	0.3%
Royal Unibrew A.S.	5,725	558,239	0.2%
SimCorp A.S.	4,681	558,320	0.2%
Other Securities		3,473,986	1.6%

TOTAL DENMARK		5,382,649	2.3%

FINLAND — (2.6%)
Huhtamaki Oyj	11,540	563,700	0.3%
Metso Outotec Oyj	72,230	509,183	0.2%
# Nokian Renkaat Oyj	13,093	402,321	0.2%
Orion Oyj, Class B	10,750	460,096	0.2%
Valmet Oyj	15,697	374,639	0.2%
Other Securities		3,999,072	1.6%

TOTAL FINLAND		6,309,011	2.7%

FRANCE — (4.0%)
Ω Euronext NV	4,991	519,670	0.2%
Iliad SA	2,484	480,236	0.2%
#* Ingenico Group SA	7,134	1,025,693	0.5%
* Rexel SA	37,300	392,719	0.2%
Other Securities		7,255,524	3.1%

TOTAL FRANCE		9,673,842	4.2%

GERMANY — (5.8%)
GEA Group AG	16,713	556,605	0.3%
Gerresheimer AG	4,083	410,441	0.2%
Lanxess AG	10,424	528,682	0.2%
Rheinmetall AG	5,414	395,675	0.2%

30

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
TAG Immobilien AG	16,544	$487,545	0.2%
Other Securities		11,501,871	4.9%

TOTAL GERMANY		13,880,819	6.0%

HONG KONG — (2.4%)
Other Securities		5,893,916	2.6%

IRELAND — (0.2%)
Other Securities		445,762	0.2%

ISRAEL — (1.3%)
Other Securities		3,138,211	1.4%

ITALY — (3.2%)
Other Securities		7,728,177	3.4%

JAPAN — (23.4%)
Other Securities		56,347,533	24.5%

NETHERLANDS — (2.5%)
Aalberts NV	11,558	387,761	0.2%
ASR Nederland NV	16,636	504,827	0.2%
IMCD NV	6,473	749,191	0.3%
*Ω Signify NV	13,843	491,362	0.2%
Other Securities		3,781,121	1.7%

TOTAL NETHERLANDS		5,914,262	2.6%

NEW ZEALAND — (0.6%)
Other Securities		1,564,016	0.7%

NORWAY — (0.9%)
Other Securities		2,149,034	0.9%

PORTUGAL — (0.3%)
Other Securities		608,047	0.3%

SINGAPORE — (1.2%)
Other Securities		2,783,152	1.2%

SPAIN — (2.0%)
Enagas SA	20,888	450,842	0.2%
Other Securities		4,282,830	1.8%

TOTAL SPAIN		4,733,672	2.0%

SWEDEN — (3.5%)
Other Securities		8,403,083	3.6%

SWITZERLAND — (6.5%)
Allreal Holding AG	1,908	404,113	0.2%
* ams AG	30,565	654,448	0.3%
Belimo Holding AG	52	386,709	0.2%
Clariant AG	23,714	406,830	0.2%
Georg Fischer AG	501	506,034	0.2%
PSP Swiss Property AG	5,247	634,498	0.3%

31

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
SIG Combibloc Group AG	25,699	$528,597	0.2%
* Sunrise Communications Group AG	4,346	520,885	0.2%
Swiss Prime Site AG	4,527	380,856	0.2%
Ω VAT Group AG	3,471	651,211	0.3%
Other Securities		10,530,557	4.5%

TOTAL SWITZERLAND		15,604,738	6.8%

UNITED KINGDOM — (12.8%)
Diploma P.L.C.	18,167	523,127	0.2%
Electrocomponents P.L.C.	56,828	498,939	0.2%
* G4S P.L.C.	172,346	454,463	0.2%
Games Workshop Group P.L.C.	5,956	800,703	0.4%
IG Group Holdings P.L.C.	43,731	431,559	0.2%
IMI P.L.C.	31,889	427,585	0.2%
Spectris P.L.C.	14,576	467,821	0.2%
Tate & Lyle P.L.C.	50,269	387,513	0.2%
* Travis Perkins P.L.C.	30,483	418,662	0.2%
William Hill P.L.C.	141,047	500,925	0.2%
Other Securities		26,075,040	11.3%

TOTAL UNITED KINGDOM		30,986,337	13.5%

TOTAL COMMON STOCKS		227,894,614	99.1%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		886,338	0.4%

UNITED KINGDOM — (0.0%)
Other Security		434	0.0%

TOTAL PREFERRED STOCKS		886,772	0.4%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Security		14,324	0.0%

FRANCE — (0.0%)
Other Security		65	0.0%

SPAIN — (0.0%)
Other Security		10,250	0.0%

TOTAL RIGHTS/WARRANTS		24,639	0.0%

TOTAL INVESTMENT SECURITIES (Cost $244,031,693)		228,806,025

		Value†

SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	1,071,726	12,400,938	5.4%

TOTALINVESTMENTS—(100.0%) (Cost $256,430,548)		$241,206,963	104.9%

32

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,472	$15,915,903	—	$16,014,375
Austria	—	2,958,747	—	2,958,747
Belgium	175,796	2,969,481	—	3,145,277
Canada	24,210,199	19,755	—	24,229,954
Denmark	—	5,382,649	—	5,382,649
Finland	—	6,309,011	—	6,309,011
France	—	9,673,842	—	9,673,842
Germany	197,914	13,682,905	—	13,880,819
Hong Kong	—	5,893,916	—	5,893,916
Ireland	—	445,762	—	445,762
Israel	55,333	3,082,878	—	3,138,211
Italy	—	7,728,177	—	7,728,177
Japan	—	56,347,533	—	56,347,533
Netherlands	46,075	5,868,187	—	5,914,262
New Zealand	—	1,564,016	—	1,564,016
Norway	—	2,149,034	—	2,149,034
Portugal	—	608,047	—	608,047
Singapore	—	2,783,152	—	2,783,152
Spain	—	4,733,672	—	4,733,672
Sweden	65,794	8,337,289	—	8,403,083
Switzerland	520,885	15,083,853	—	15,604,738
United Kingdom	—	30,986,337	—	30,986,337
Preferred Stocks
Germany	—	886,338	—	886,338
United Kingdom	—	434	—	434
Rights/Warrants
Canada	—	14,324	—	14,324
France	—	65	—	65
Spain	—	10,250	—	10,250
Securities Lending Collateral	—	12,400,938	—	12,400,938

TOTAL	$25,370,468	$215,836,495	—	$241,206,963

See accompanying Notes to Financial Statements.

33

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (2.0%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r) 0.191%, 04/16/21	5,000	$5,001,256
Federal Home Loan Bank
0.000%, 11/13/20	1,000	999,975
Federal National Mortgage Association
1.375%, 02/26/21	1,000	1,003,972

TOTAL AGENCY OBLIGATIONS		7,005,203

BONDS — (25.9%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.260%, 12/15/21	6,000	5,999,668
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.260%, 12/15/21	6,000	5,999,340
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.328%, 09/10/21	3,000	3,001,017
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)Ω 0.740%, 05/17/21	2,000	2,004,873
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r) 0.684%, 04/13/21	710	711,459
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r) 1.041%, 08/27/21	1,844	1,855,842
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r) 0.520%, 01/08/21	1,000	1,000,512

	Face Amount	Value†
	(000)
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r) 0.529%, 02/02/21	3,990	$3,992,613
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r)Ω 1.078%, 09/06/21	1,000	1,006,596
Equinor ASA 2.900%, 11/08/20	2,000	2,000,727
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r)Ω 0.333%, 03/24/21	1,000	1,000,295
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)Ω 0.378%, 06/10/22	2,750	2,751,264
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR—0.020%, FRN
(r) 0.195%, 10/25/21	4,000	3,998,080
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.348%, 09/16/22	4,000	4,003,040
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)Ω 0.314%, 10/12/21	8,000	7,997,888
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.278%, 08/23/21	2,000	1,998,790
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω 0.289%, 03/12/21	1,850	1,850,240

34

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω 0.336%, 02/24/22	2,500	$2,501,563
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)Ω 0.378%, 09/08/21	1,000	1,000,528
Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)Ω 0.330%, 02/17/21	2,200	2,200,365
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.035%, FRN
(r)Ω 0.437%, 03/15/22	9,200	9,206,808
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω 0.320%, 12/15/21	3,000	3,001,659
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω 0.283%, 02/08/21	3,200	3,200,064
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)Ω 0.266%, 11/22/21	1,000	999,877
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.604%, 04/30/21	2,000	2,003,520
Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 0.299%, 12/14/20	1,000	1,000,122
Svenska Handelsbanken AB 2.450%, 03/30/21	6,500	6,558,332
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r) 0.455%, 01/25/21	2,000	2,001,046

	Face Amount	Value†
	(000)
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r) 0.379%, 08/13/21	1,698	$1,699,239
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 0.770%, 01/08/21	969	969,939
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.453%, 06/23/21	1,330	1,332,149
Westpac Banking Corp. 2.100%, 05/13/21	1,246	1,258,028

TOTAL BONDS		90,105,483

U.S. TREASURY OBLIGATIONS — (15.2%)
U.S. Treasury Bills
# 0.098%, 11/17/20	1,000	999,967
# 0.097%, 11/27/20	3,000	2,999,823
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.155%, 07/31/22	32,000	31,998,587
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.214%, 04/30/22	16,650	16,667,444

TOTAL U.S. TREASURY OBLIGATIONS		52,665,821

TOTAL INVESTMENT SECURITIES (Cost $149,751,370)		149,776,507

CERTIFICATES OF DEPOSIT — (0.9%)
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r) 0.372%, 05/28/21	3,000	3,002,464

COMMERCIAL PAPER — (54.4%)
Australia & New Zealand Banking Group, Ltd.
0.180%, 03/09/21	8,250	8,245,025
Banque Et Caisse
0.180%, 12/04/20	1,600	1,599,857

35

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Banque Et Caisse d’Epargne de l’Etat
0.300%,12/09/20	2,000	$1,999,793
0.200%,03/02/21	5,000	4,997,677
0.180%,03/04/21	1,500	1,499,286
BNG Bank NV
0.193%,03/03/21	5,000	4,997,296
0.183%,03/08/21	2,000	1,998,853
0.140%,11/23/20	3,000	2,999,736
Caisse Des Depots Et Consignations
0.180%,02/02/21	3,500	3,498,365
0.173%,02/25/21	2,750	2,748,305
0.190%,03/03/21	4,000	3,997,382
Commonwealth Bank of Australia
0.190%,03/05/21	1,400	1,399,392
Corpoerative Centrale Bank
0.200%,05/13/21	5,000	4,994,448
Erste Abwicklungsanstalt
0.220%,11/24/20	7,500	7,499,568
European Investment Bank
0.170%,02/05/21	3,500	3,498,723
0.130%,12/16/20	2,000	1,999,739
Exxon Mobil Corp.
0.390%,01/04/21	5,000	4,998,973
0.400%,02/01/21	4,500	4,498,567
FMS Wertmanagement
0.230%,12/11/20	1,750	1,749,808
0.240%,01/11/21	2,000	1,999,558
0.244%,01/14/21	6,000	5,998,594
Hydro-Quebec
0.228%,11/17/20	5,000	4,999,820
Kingdom of Denmark
0.140%,11/02/20	7,000	6,999,959
0.140%,11/19/20	3,000	2,999,878
Kreditanstalt fuer Wiederaufbau
0.270%,12/15/20	6,500	6,498,912
Landesbank Hessen-Thuringen
0.170%,12/01/20	8,000	7,999,211
National Australia Bank, Ltd.
0.180%,02/03/21	6,000	5,998,336
Nederlandse Waterschapsbank NV
0.200%,02/04/21	5,500	5,497,940
0.210%,02/16/21	1,500	1,499,378
Nordea Bank AB
0.195%,03/15/21	5,000	4,996,770
Novartis Finance SA
0.180%,04/12/21	3,000	2,998,018

	Face Amount	Value†
	(000)
Oesterreichische Postsparkasse AG
0.150%, 01/25/21	2,000	$1,999,473
Pfizer, Inc.
0.250%, 11/02/20	2,000	1,999,988
0.105%, 11/30/20	3,000	2,999,742
Province of Alberta
0.200%, 03/09/21	3,000	2,998,592
0.180%, 04/19/21	3,000	2,997,905
PSP Capital, Inc.
0.190%, 04/07/21	2,750	2,748,421
0.183%, 04/15/21	7,250	7,245,628
Queensland Treasury Corp.
0.205%, 01/28/21	9,750	9,747,319
Royal Bank Of Canada
0.180%, 04/26/21	2,000	1,998,705
Shell International Finance BV
0.500%, 05/25/21	3,500	3,494,788
Skandinaviska Enskilda Banken AB
0.223%, 04/20/21	2,250	2,247,667
0.223%, 04/21/21	2,750	2,747,119
0.180%, 02/19/21	1,500	1,499,090
0.198%, 02/26/21	3,250	3,247,862
Svenska Handelsbanken AB
0.244%, 12/10/20	3,000	2,999,669
0.203%, 03/16/21	500	499,658
Total Capital Canada, Ltd.
0.223%, 02/03/21	8,000	7,996,693
0.200%, 03/18/21	2,250	2,248,341

TOTAL COMMERCIAL PAPER (Cost $189,394,612)		189,423,827

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.026%	1,569,706	1,569,706

SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	352,886	4,083,240

TOTAL INVESTMENTS — (100.0%) (Cost $347,798,751)		$347,855,744

36

VA SHORT-TERM FIXED PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$7,005,203	—	$7,005,203
Bonds	—	90,105,483	—	90,105,483
U.S. Treasury Obligations	—	52,665,821	—	52,665,821
Certificates of Deposit	—	3,002,464	—	3,002,464
Commercial Paper	—	189,423,827	—	189,423,827
Temporary Cash Investments	$1,569,706	—	—	1,569,706
Securities Lending Collateral	—	4,083,240	—	4,083,240

TOTAL	$1,569,706	$346,286,038	—	$347,855,744

See accompanying Notes to Financial Statements.

37

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Face Amount^		Value†
	(000)
BONDS — (100.0%)
AUSTRALIA — (5.9%)
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	700	$822,923
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r) 1.230%, 08/16/21	AUD	500	354,290
(r) 0.982%, 02/08/22	AUD	500	354,784
(r) 1.090%, 03/07/22	AUD	500	355,467
(r) 1.120%, 12/06/23	AUD	500	359,888
(r) 0.860%, 08/29/24	AUD	500	357,455
(r) 0.840%, 01/16/25	AUD	4,500	3,217,242
Commonwealth Bank of Australia Floating Rate Note
Commonwealth Bank of Australia Floating Rate Note
(r) 0.940%, 07/25/22	AUD	1,000	711,748
(r) 1.210%, 01/11/24	AUD	500	361,055
National Australia Bank, Ltd.
National Australia Bank, Ltd.
3.000%, 05/12/21	AUD	500	356,674
0.350%, 09/07/22	EUR	1,650	1,942,744
National Australia Bank, Ltd. Floating Rate Note
(r) 0.990%, 07/05/22	AUD	500	355,871
(r) 0.902%, 02/10/23	AUD	1,000	712,455
(r) 1.000%, 05/16/23	AUD	1,000	714,956
(r) 1.010%, 09/26/23	AUD	1,500	1,075,367
(r) 1.010%, 06/19/24	AUD	2,000	1,436,753
(r) 0.830%, 01/21/25	AUD	5,000	3,576,202
Westpac Banking Corp.
Westpac Banking Corp.
0.250%, 01/17/22	EUR	888	1,041,366
2.625%, 12/14/22	GBP	400	540,155
Westpac Banking Corp. Floating Rate Note
(r) 1.210%, 02/07/22	AUD	500	355,752
(r) 1.050%, 11/16/23	AUD	1,000	717,784
(r) 1.200%, 04/24/24	AUD	3,500	2,530,622
(r) 0.980%, 08/16/24	AUD	3,000	2,153,899

TOTAL AUSTRALIA			24,405,452

	Face Amount^		Value†
	(000)

AUSTRIA — (1.3%)
Oesterreichische Kontrollbank AG Floating Rate Note
(r) 0.266%, 11/22/21		3,000	$2,999,632
Oesterreichische Kontrollbank AG
0.750%, 03/07/22	GBP	1,836	2,396,952

TOTAL AUSTRIA			5,396,584

BELGIUM — (3.0%)
Dexia Credit Local SA
Dexia Credit Local SA
2.000%, 01/22/21	EUR	2,300	2,693,541
0.250%, 06/02/22	EUR	2,900	3,419,265
1.125%, 06/15/22	GBP	2,300	3,022,151
0.250%, 06/01/23	EUR	2,400	2,849,403
Euroclear Bank SA
0.250%, 09/07/22	EUR	400	470,781

TOTAL BELGIUM			12,455,141

CANADA — (20.0%)
Bank of Montreal
Bank of Montreal
1.880%, 03/31/21	CAD	11,000	8,310,230
0.250%, 11/17/21	EUR	400	469,137
Bank of Montreal Floating Rate Note
(r) 0.007%, 09/28/21	EUR	2,020	2,361,938
(r) 0.012%, 03/14/22	EUR	600	702,039
(r) 1.010%, 10/06/22	AUD	800	569,040
Bank of Nova Scotia (The)
Bank of Nova Scotia (The)
3.270%, 01/11/21	CAD	1,500	1,132,493
0.375%, 04/06/22	EUR	500	587,615
Canada Housing Trust No 1 Floating Rate Note
Canada Housing Trust No 1 Floating Rate Note
(r)Ω 0.665%, 03/15/22	CAD	2,000	1,509,405
(r)Ω 0.605%, 09/15/22	CAD	2,000	1,510,020
(r)Ω 0.445%, 09/15/23	CAD	3,000	2,259,536
(r)Ω 0.455%, 03/15/24	CAD	1,000	753,374
(r)Ω 0.465%, 03/15/25	CAD	8,000	6,028,312
Canadian Imperial Bank of Commerce
Canadian Imperial Bank of Commerce
1.900%, 04/26/21	CAD	1,900	1,437,058
2.900%, 09/14/21	CAD	1,000	766,884
0.750%, 03/22/23	EUR	1,900	2,263,943

38

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
CANADA — (Continued)
Export Development Canada
2.400%, 06/07/21	AUD	2,000	$1,424,490
Export Development Canada Floating Rate Note
(r) 0.365%, 05/29/24	GBP	1,000	1,297,041
(r) 0.384%, 01/17/25	GBP	1,000	1,294,955
Hydro-Quebec Floating Rate Note
(r) 0.700%, 04/14/23	CAD	3,000	2,265,526
Province of Manitoba Canada
Province of Manitoba Canada
0.750%, 12/15/21	GBP	500	650,726
1.500%, 12/15/22	GBP	150	198,939
Province of Ontario Canada Floating Rate Note
Province of Ontario Canada Floating Rate Note
(r) 0.750%, 10/27/21	CAD	500	377,081
(r) 0.655%, 06/27/22	CAD	3,000	2,265,593
(r) 0.561%, 08/21/23	CAD	11,000	8,319,312
Province of Quebec Canada
0.875%, 05/24/22	GBP	800	1,045,762
Province of Quebec Canada Floating Rate Note
(r) 0.905%, 10/13/24	CAD	13,500	10,347,568
Royal Bank of Canada
Royal Bank of Canada
2.860%, 03/04/21	CAD	4,000	3,028,957
1.650%, 07/15/21	CAD	420	318,107
1.583%, 09/13/21	CAD	7,000	5,309,607
1.968%, 03/02/22	CAD	4,611	3,527,590
Toronto-Dominion Bank (The)
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	882	1,030,981
1.994%, 03/23/22	CAD	9,500	7,277,130
3.005%, 05/30/23	CAD	320	254,573
0.625%, 07/20/23	EUR	1,144	1,361,770

TOTAL CANADA			82,256,732

DENMARK — (1.6%)
Kommunekredit
Kommunekredit
0.000%, 09/08/22	EUR	1,072	1,261,062
0.250%, 03/29/23	EUR	3,000	3,562,844
0.125%, 08/28/23	EUR	1,611	1,912,182

TOTAL DENMARK			6,736,088

FINLAND — (1.7%)
Kuntarahoitus Oyj Floating Rate Note
(r) 0.330%, 02/17/21		3,500	3,500,580

	Face Amount^		Value†
	(000)
FINLAND — (Continued)
Nordea Bank Abp
2.000%, 02/17/21	EUR	250	$293,224
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	2,700	3,186,912

TOTAL FINLAND			6,980,716

FRANCE — (11.2%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	1,700	1,998,595
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	4,000	4,669,827
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.368%, 06/07/21		3,600	3,601,116
Bpifrance Financement SA
Bpifrance Financement SA
0.100%, 02/19/21	EUR	300	349,937
0.750%, 10/25/21	EUR	1,800	2,120,860
Caisse d’Amortissement de la Dette Sociale
Caisse d’Amortissement de la Dette Sociale
3.375%, 04/25/21	EUR	500	593,025
0.125%, 10/25/23	EUR	3,700	4,399,411
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	600	778,795
France Treasury Bill BTF
France Treasury Bill BTF
(0.585%), 12/09/20	EUR	3,875	4,515,819
(0.580%), 02/10/21	EUR	3,000	3,500,303
Sanofi
Sanofi
0.000%, 03/21/22	EUR	1,700	1,988,866
0.500%, 03/21/23	EUR	6,600	7,832,830
SNCF Reseau
SNCF Reseau
0.100%, 05/27/21	EUR	2,100	2,452,633
5.500%, 12/01/21	GBP	720	985,388
Total Capital International SA
Total Capital International SA
2.125%, 03/15/23	EUR	1,600	1,969,153
0.250%, 07/12/23	EUR	900	1,063,048
Total Capital International SA
2.250%, 12/17/20	GBP	486	631,084
Unedic Asseo
2.250%, 04/05/23	EUR	100	124,268
UNEDIC ASSEO
UNEDIC ASSEO
0.000%, 11/25/20	EUR	200	232,965

39

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
FRANCE — (Continued)
0.875%, 10/25/22	EUR	1,800	$2,153,027

TOTAL FRANCE			45,960,950

GERMANY — (6.7%)
Deutsche Bahn Finance GMBH
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,229	1,465,636
4.375%, 09/23/21	EUR	500	606,700
FMS Wertmanagement
1.125%, 09/07/23	GBP	800	1,064,720
Kreditanstalt fuer Wiederaufbau
Kreditanstalt fuer Wiederaufbau
5.550%, 06/07/21	GBP	2,500	3,344,643
0.125%, 06/03/22	SEK	4,000	450,660
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.348%, 07/19/21	EUR	260	304,488
Landeskreditbank Baden-Wuerttemberg Foerderbank
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.125%, 11/05/20	EUR	500	582,345
0.875%, 03/07/22	GBP	100	130,747
Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r) 0.353%, 09/27/21		400	400,259
Landwirtschaftliche Rentenbank Floating Rate Note
(r) 0.000%, 01/15/21	EUR	500	582,983
Landwirtschaftliche Rentenbank
4.250%, 01/09/25	AUD	1,000	814,907
NRW Bank
NRW Bank
0.125%, 03/10/23	EUR	1,000	1,183,103
0.125%, 07/07/23	EUR	6,250	7,412,357
NRW. Bank Floating Rate Note
(r) 0.283%, 02/08/21		600	600,012

	Face Amount^		Value†
	(000)
GERMANY — (Continued)
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.109%, 10/29/21	GBP	5,700	$7,378,116
State of North Rhine-Westphalia Germany
0.375%, 02/16/23	EUR	850	1,011,963
State of Saxony-Anhalt
3.750%, 04/06/21	EUR	230	272,761

TOTAL GERMANY			27,606,400

JAPAN — (3.7%)
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	2,500	2,969,532
Toyota Credit Canada, Inc.
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	1,000	755,145
2.020%, 02/28/22	CAD	8,150	6,229,309
2.350%, 07/18/22	CAD	800	616,930
Toyota Finance Australia, Ltd.
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	1,500	1,749,673
0.500%, 04/06/23	EUR	1,400	1,657,612
Toyota Motor Credit Corp.
Toyota Motor Credit Corp.
0.000%, 07/21/21	EUR	200	233,538
0.750%, 07/21/22	EUR	810	959,060
2.375%, 02/01/23	EUR	43	52,969

TOTAL JAPAN			15,223,768

NETHERLANDS — (8.1%)
BNGBankNV
BNGBankNV
1.000%, 06/17/22	GBP	2,000	2,625,573
0.050%, 07/11/23	EUR	6,333	7,497,429
Cooperatieve Rabobank UA
Cooperatieve Rabobank UA
2.750%, 01/10/22		1,050	1,080,613
4.000%, 01/11/22	EUR	1,839	2,254,047
4.750%, 06/06/22	EUR	300	377,647
0.500%, 12/06/22	EUR	2,213	2,620,129
Nederlandse Waterschapsbank NV Floating Rate Note
Nederlandse Waterschapsbank NV Floating Rate Note
(r) 0.320%, 12/15/21		8,000	8,004,424
(r)Ω 0.320%, 12/15/21		1,000	1,000,553

40

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
NETHERLANDS — (Continued)
Shell International Finance BV
Shell International Finance BV
1.625%, 03/24/21	EUR	1,220	$1,431,856
1.250%, 03/15/22	EUR	2,292	2,727,725
1.000%, 04/06/22	EUR	2,450	2,906,609
2.375%, 08/21/22		710	735,537

TOTAL NETHERLANDS			33,262,142

NORWAY — (3.8%)
Equinor ASA
Equinor ASA
5.625%, 03/11/21	EUR	1,000	1,189,178
0.875%, 02/17/23	EUR	2,250	2,681,792
Kommunalbanken A.S.
Kommunalbanken A.S.
0.875%, 12/08/20	GBP	500	648,249
1.125%, 12/15/21	GBP	1,500	1,963,144
0.125%, 03/21/22	SEK	12,000	1,349,063
1.125%, 11/30/22	GBP	150	197,981
1.500%, 12/15/23	GBP	500	673,085
Kommunalbanken A.S. Floating Rate Note
(r) 0.277%, 04/15/21		1,000	1,000,145
(r) 0.378%, 09/08/21		3,908	3,910,063
(r)Ω 0.336%, 02/24/22		2,000	2,001,250

TOTAL NORWAY			15,613,950

SINGAPORE — (1.6%)
DBS Bank, Ltd. Floating Rate Note
(r) 0.720%, 09/13/22	AUD	1,000	707,621
Monetary Authority of Singapore Bill
0.278%, 11/27/20	SGD	2,420	1,771,353
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	1,970	2,310,995
United Overseas Bank, Ltd. Floating Rate Note
(r) 0.590%, 07/25/22	AUD	2,500	1,765,128

TOTAL SINGAPORE			6,555,097

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (18.6%)
African Development Bank Floating Rate Note
(r) 0.260%, 12/15/21		2,000	1,999,889
African Development Bank
0.250%, 01/24/24	EUR	500	596,756

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank Floating Rate Note
Asian Development Bank Floating Rate Note
(r) 0.314%, 02/01/22	GBP	3,500	$4,539,880
(r) 0.344%, 03/19/24	GBP	1,373	1,780,396
(r) 0.340%, 05/28/24		4,500	4,501,597
Asian Development Bank
0.200%, 05/25/23	EUR	1,157	1,373,935
EUROFIMA Floating Rate Note
EUROFIMA Floating Rate Note
(r) 0.370%, 11/15/21		1,400	1,400,238
(r) 0.350%, 03/11/22		3,500	3,498,005
European Bank for Reconstruction & Development Floating Rate Note
European Bank for Reconstruction & Development Floating Rate Note
(r) 0.314%, 01/18/22	GBP	1,750	2,268,621
(r) 0.346%, 08/19/22		1,125	1,124,795
(r) 0.304%, 02/27/23	GBP	515	668,110
(r) 0.355%, 02/28/24	GBP	1,831	2,376,059
(r) 0.369%, 10/15/24		5,000	4,996,387
European Investment Bank
European Investment Bank
3.500%, 01/14/21	SEK	9,000	1,018,427
1.500%, 05/12/22	NOK	8,840	941,627
0.500%, 07/19/22	SEK	10,000	1,133,350
1.054%, 09/08/25	GBP	946	1,271,192
European Investment Bank Floating Rate Note
(r) 0.334%, 01/10/22	GBP	750	973,432
(r) 0.404%, 06/29/23	GBP	1,700	2,211,793
(r) 0.368%, 03/05/24		1,800	1,798,789
(r) 0.364%, 01/15/25	GBP	1,833	2,385,417
European Stability Mechanism Treasury Bill
European Stability Mechanism Treasury Bill
(0.562%), 12/03/20	EUR	4,000	4,660,620
(0.552%), 12/17/20	EUR	2,307	2,688,556
Inter-American Development Bank Floating Rate Note
Inter-American Development Bank Floating Rate Note
(r) 0.437%, 07/15/21		50	50,036

41

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
(r) 0.237%, 01/15/22		358	$357,857
(r) 0.348%, 09/16/22		4,000	4,003,040
Inter-American Development Bank
4.750%, 08/27/24	AUD	2,000	1,638,568
Inter-American Investment Corp. Floating Rate Note
(r) 0.314%, 10/12/21		4,900	4,898,706
International Bank for Reconstruction & Development
0.294%, 10/04/23	GBP	2,000	2,592,694
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.325%, 05/15/24	GBP	868	1,125,967
(r) 0.478%, 06/17/24		2,516	2,514,166
(r) 0.387%, 08/06/24		5,868	5,872,511
International Finance Corp. Floating Rate Note
(r) 0.304%, 01/18/22	GBP	1,000	1,296,593
Nordic Investment Bank
1.375%, 06/19/23	NOK	18,000	1,929,598

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			76,487,607

SWEDEN — (6.2%)
Kommuninvest I Sverige AB
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	57,330	6,474,479
0.750%, 02/22/23	SEK	20,150	2,303,073
1.000%, 11/13/23	SEK	5,000	578,085
Skandinaviska Enskilda Banken AB
1.250%, 08/05/22	GBP	100	131,339
Svensk Exportkredit AB
Svensk Exportkredit AB
0.625%, 12/07/20	GBP	1,500	1,944,248
1.375%, 12/15/22	GBP	4,150	5,505,597
1.375%, 12/15/23	GBP	500	669,854
Svensk Exportkredit AB Floating Rate Note
(r) 0.357%, 07/15/21		2,000	2,003,500
(r) 0.369%, 12/13/21		1,500	1,501,517
Svenska Handelsbanken AB
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	934	1,096,714

	Face Amount^		Value†
	(000)
SWEDEN — (Continued)
1.125%, 12/14/22	EUR	2,700	$3,241,691

TOTAL SWEDEN			25,450,097

SWITZERLAND — (1.6%)
Nestle Finance International, Ltd.
1.750%, 09/12/22	EUR	500	605,560
Nestle Holdings, Inc.
Nestle Holdings, Inc.
1.750%, 12/09/20	GBP	500	648,735
1.875%, 03/09/21		798	801,361
Novartis Finance SA
Novartis Finance SA
0.750%, 11/09/21	EUR	1,583	1,863,910
0.500%, 08/14/23	EUR	1,500	1,784,825
Roche Finance Europe BV
0.500%, 02/27/23	EUR	800	949,922

TOTAL SWITZERLAND			6,654,313

UNITED KINGDOM — (0.4%)
Transport for London
Transport for London
2.250%, 08/09/22	GBP	1,333	1,778,383

UNITED STATES — (4.6%)
3M Co. 3M Co.
0.375%, 02/15/22	EUR	1,500	1,759,892
0.375%, 02/15/22	EUR	800	938,609
Apple, Inc.
1.000%, 11/10/22	EUR	2,550	3,050,763
Berkshire Hathaway, Inc.
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	2,467	2,922,237
0.750%, 03/16/23	EUR	700	831,617
1.300%, 03/15/24	EUR	560	681,471
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	1,200	1,426,440
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,750	2,058,409
Oracle Corp.
2.250%, 01/10/21	EUR	750	877,689
Pfizer, Inc.
0.250%, 03/06/22	EUR	1,950	2,287,124
Procter & Gamble Co. (The)
Procter & Gamble Co. (The)
4.125%, 12/07/20	EUR	500	584,658
2.000%, 11/05/21	EUR	500	595,764
2.000%, 08/16/22	EUR	100	121,392

42

VA GLOBAL BOND PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Walmart, Inc.
1.900%, 04/08/22	EUR	500	$597,967

TOTAL UNITED STATES			18,734,032

TOTAL BONDS Cost ($408,799,990)			411,557,452

	Face Amount^	Value†
	(000)
SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	12	$143

TOTAL INVESTMENTS — (100.0%) (Cost $408,800,133)		$411,557,595

As of October 31, 2020, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,020,269	GBP	786,035	JP Morgan	11/03/20	$1,961
USD	28,404,894	AUD	39,336,456	Bank of America Corp.	11/06/20	754,784
USD	78,732,744	EUR	67,107,051	Bank of America Corp.	12/29/20	467,053
USD	65,384,866	GBP	50,413,592	State Street Bank and Trust	12/31/20	42,131
USD	864,220	EUR	732,350	Citibank, N.A.	01/06/21	9,912
USD	79,107,596	EUR	67,112,225	Bank of America Corp.	01/13/21	807,228
USD	2,378,673	EUR	2,021,069	HSBC Bank	01/13/21	20,675
USD	2,757,252	EUR	2,362,637	UBS AG	01/13/21	744
USD	13,433,747	SEK	119,103,453	Morgan Stanley and Co.	01/14/21	35,484
USD	1,357,411	CAD	1,806,110	Citibank, N.A.	01/20/21	1,231
USD	74,343,426	CAD	98,023,220	Royal Bank of Scotland	01/20/21	739,292

Total Appreciation						$2,880,495

USD	60,651,332	GBP	47,048,562	Citibank, N.A.	11/03/20	$(300,061)
USD	3,412,008	GBP	2,652,208	JP Morgan	11/03/20	(23,926)
GBP	50,486,805	USD	65,458,667	State Street Bank and Trust	11/03/20	(53,033)
AUD	974,057	USD	693,185	Citibank, N.A.	11/06/20	(8,507)
USD	1,766,290	SGD	2,418,984	Citibank, N.A.	11/10/20	(4,614)
USD	3,525,567	NOK	33,811,373	Bank of America Corp.	11/27/20	(15,723)
NOK	6,211,055	USD	652,306	Bank of America Corp.	11/27/20	(1,781)
EUR	1,809,135	USD	2,120,300	Citibank, N.A.	12/29/20	(10,339)
EUR	1,473,177	USD	1,742,452	HSBC Bank	12/29/20	(24,313)
EUR	732,350	USD	866,568	HSBC Bank	01/06/21	(12,259)

Total (Depreciation)						$(454,556)

Total Appreciation (Depreciation)						$2,425,939

43

VA GLOBAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$24,405,452	—	$24,405,452
Austria	—	5,396,584	—	5,396,584
Belgium	—	12,455,141	—	12,455,141
Canada	—	82,256,732	—	82,256,732
Denmark	—	6,736,088	—	6,736,088
Finland	—	6,980,716	—	6,980,716
France	—	45,960,950	—	45,960,950
Germany	—	27,606,400	—	27,606,400
Japan	—	15,223,768	—	15,223,768
Netherlands	—	33,262,142	—	33,262,142
Norway	—	15,613,950	—	15,613,950
Singapore	—	6,555,097	—	6,555,097
Supranational Organization Obligations	—	76,487,607	—	76,487,607
Sweden	—	25,450,097	—	25,450,097
Switzerland	—	6,654,313	—	6,654,313
United Kingdom	—	1,778,383	—	1,778,383
United States	—	18,734,032	—	18,734,032
Securities Lending Collateral	—	143	—	143
Forward Currency Contracts**	—	2,425,939	—	2,425,939

TOTAL.	—	$413,983,534	—	$413,983,534

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

44

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2020

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
0.625%, 01/15/26	8,025	$9,600,223
0.125%, 07/15/26	5,300	6,184,022
0.375%, 01/15/27	12,150	14,261,655
2.375%, 01/15/27	8,025	12,629,835
0.375%, 07/15/27	8,200	9,587,293
0.500%, 01/15/28	16,020	18,737,000
1.750%, 01/15/28	9,980	14,913,088
3.625%, 04/15/28	9,392	20,439,303
0.750%, 07/15/28	8,100	9,555,709
0.875%, 01/15/29	13,400	15,878,137
2.500%, 01/15/29	10,300	16,087,839
3.875%, 04/15/29	7,790	17,486,027
0.250%, 07/15/29	500	561,556
0.125%, 01/15/30	17,800	19,612,081
3.375%, 04/15/32	6,220	13,606,548
2.125%, 02/15/40	5,950	10,760,566

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 197,398,232)		209,900,882

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.026%	252,312	252,312

TOTAL INVESTMENTS — (100.0%) (Cost $ 197,650,544)		$210,153,194

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$209,900,882	—	$209,900,882
Temporary Cash Investments	$252,312	—	—	252,312

TOTAL	$252,312	$209,900,882	—	$210,153,194

See accompanying Notes to Financial Statements.

45

VIT GLOBAL MODERATE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,061,996	$46,992,888
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc.	1,752,079	18,607,080
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,906,463	18,607,076
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	662,272	16,715,741
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,338,542	16,169,586
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	385,184	7,834,641
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	751,904	7,519,042
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc.	732,850	7,519,042
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	148,432	3,350,111
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	61,423	2,101,280
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	163,450	1,564,219

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $122,689,786)		$146,980,706

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$146,980,706	—	—	$146,980,706

TOTAL	$146,980,706	—	—	$146,980,706

See accompanying Notes to Financial Statements.

46

VIT EQUITY ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	908,724	$22,936,206
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	730,699	18,340,538
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	715,563	10,404,293
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	814,282	9,836,525
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	334,191	6,797,452
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	257,558	5,813,074
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	270,115	3,030,696
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	237,838	2,276,108
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	53,005	1,813,285

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $76,675,784)		$81,248,177

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$81,248,177	—	—	$81,248,177

TOTAL	$81,248,177	—	—	$81,248,177

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	VA U.S. Targeted Value Portfolio*	VA U.S. Large Value Portfolio*	VA International Value Portfolio*	VA International Small Portfolio*
ASSETS:
Investment Securities at Value (including $12,302, $1,009, $10,304 and $15,674 of securities on loan, respectively)	$317,016	$455,411	$280,063	$228,806
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,552, $619, $9,849 and $12,399, respectively)	5,554	619	9,853	12,401
Foreign Currencies at Value	—	—	156	223
Cash	17	—	—	—
Receivables:
Investment Securities Sold	1,390	1,313	1,001	630
Dividends and Interest	152	820	1,335	729
Securities Lending Income	25	1	2	43
Fund Shares Sold	29	16	60	43
Unrealized Gain on Foreign Currency Contracts	—	—	1	1

Total Assets	324,183	458,180	292,471	242,876

LIABILITIES:
Payables:
Due to Custodian	—	—	6	—
Upon Return of Securities Loaned	5,548	619	9,848	12,400
Investment Securities Purchased	—	—	476	104
Fund Shares Redeemed	263	415	110	135
Due to Advisor	97	102	101	103
Line of Credit	392	852	319	219
Accrued Expenses and Other Liabilities	66	85	62	71

Total Liabilities	6,366	2,073	10,922	13,032

NET ASSETS	$317,817	$456,107	$281,549	$229,844

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	21,851,224	20,208,600	29,407,254	20,484,995

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.54	$22.57	$9.57	$11.22

Investment Securities at Cost	$352,940	$413,477	$350,669	$244,032

Foreign Currencies at Cost	$—	$—	$156	$223

NET ASSETS CONSIST OF:
Paid-In Capital	$353,333	$421,646	$357,201	$238,660
Total Distributable Earnings (Loss)	(35,516)	34,461	(75,652)	(8,816)

NET ASSETS	$317,817	$456,107	$281,549	$229,844

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

48

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	VA Short- Term Fixed Portfolio*	VA Global Bond Portfolio	VIT Inflation- Protected Securities Portfolio
ASSETS:
Investment Securities at Value (including $4,000, $0 and $0 of securities on loan, respectively)	$342,203	$411,557	$209,901
Temporary Cash Investments at Value & Cost	1,570	—	252
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $4,083, $0 and $0, respectively)	4,083	—	—
Foreign Currencies at Value	—	92	—
Cash	—	4,849	—
Receivables:
Investment Securities Sold	—	3,178	—
Dividends and Interest	121	1,292	453
Fund Shares Sold	16,161	908	10
Unrealized Gain on Forward Currency Contracts	—	2,880	—
Unrealized Gain on Foreign Currency Contracts	—	8	—
Prepaid Expenses and Other Assets	—	3	—

Total Assets	364,138	424,767	210,616

LIABILITIES:
Payables:
Upon Return of Securities Loaned	4,080	—	—
Investment Securities Purchased	—	7,415	—
Fund Shares Redeemed	73	381	268
Due to Advisor	52	75	18
Unrealized Loss on Forward Currency Contracts	—	455	—
Unrealized Loss on Foreign Currency Contracts	—	2	—
Accrued Expenses and Other Liabilities	62	70	43

Total Liabilities	4,267	8,398	329

NET ASSETS	$359,871	$416,369	$210,287

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	35,064,427	39,209,862	18,724,101

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.26	$10.62	$11.23

Investment Securities at Cost	$342,146	$408,798	$197,399

Foreign Currencies at Cost	$—	$92	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$358,018	$415,904	$194,917
Total Distributable Earnings (Loss)	1,853	465	15,370

NET ASSETS	$359,871	$416,369	$210,287

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

49

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	VA Global Moderate Allocation Portfolio	VA Equity Allocation Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$146,981	$81,248
Receivables:
Investment Securities/Affiliated Investment Companies Sold	611	548
Fund Shares Sold	14	—
Prepaid Expenses and Other Assets	—	1

Total Assets	147,606	81,797

LIABILITIES:
Payables:
Fund Shares Redeemed	61	178
Due to Advisor	6	6
Line of Credit	537	507
Accrued Expenses and Other Liabilities	24	23

Total Liabilities	628	714

NET ASSETS	$146,978	$81,083

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	11,142,712	7,385,115

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.19	$10.98

Investments in Affiliated Investment Companies at Cost	$122,690	$76,676

NET ASSETS CONSIST OF:
Paid-In Capital	$120,832	$77,733
Total Distributable Earnings (Loss)	26,146	3,350

NET ASSETS	$146,978	$81,083

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	500,000,000

See accompanying Notes to Financial Statements.

50

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio#	VA U.S. Large Value Portfolio#	VA International Value Portfolio#	VA International Small Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7, $0, $919 and $499, respectively)	$6,107	$13,426	$8,814	$5,491
Income from Securities Lending	211	13	141	455

Total Investment Income	6,318	13,439	8,955	5,946

Expenses
Investment Management Fees	1,112	1,259	1,213	1,178
Accounting & Transfer Agent Fees	26	34	31	28
Custodian Fees	12	9	27	65
Filing Fees	4	13	7	4
Shareholders’ Reports	28	31	28	28
Directors’/Trustees’ Fees & Expenses	2	4	2	1
Professional Fees	7	11	9	7
Other	12	18	15	15

Total Expenses	1,203	1,379	1,332	1,326

Fees Paid Indirectly (Note C)	—	—	15	6

Net Expenses	1,203	1,379	1,317	1,320

Net Investment Income (Loss)	5,115	12,060	7,638	4,626

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(3,253)	(16,804)	(6,347)	4,961
Affiliated Investment Companies Shares Sold	(1)	—	3	—
Futures	—	(80)	142	52
Foreign Currency Transactions	—	—	(3)	(46)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(42,292)	(59,166)	(62,012)	(17,200)
Affiliated Investment Companies Shares	—	(1)	1	1
Translation of Foreign Currency-Denominated Amounts	—	—	22	9

Net Realized and Unrealized Gain (Loss)	(45,546)	(76,051)	(68,194)	(12,223)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(40,431)	$(63,991)	$(60,556)	$(7,597)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

51

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	VA Short- Term Fixed Portfolio#	VA Global Bond Portfolio#	VIT Inflation- Protected Securities Portfolio
Investment Income
Interest	$3,636	$2,606	$2,347
Income from Securities Lending	13	—	—

Total Investment Income	3,649	2,606	2,347

Expenses
Investment Management Fees	588	870	159
Accounting & Transfer Agent Fees	26	31	20
Custodian Fees	12	30	2
Filing Fees	3	7	4
Shareholders’ Reports	28	27	20
Directors’/Trustees’ Fees & Expenses	3	3	2
Professional Fees	7	9	4
Other	7	10	4

Total Expenses	674	987	215

Fees Paid Indirectly (Note C)	—	32	—

Net Expenses	674	955	215

Net Investment Income (Loss)	2,975	1,651	2,132

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	52	(1,284)	1,853
Affiliated Investment Companies Shares Sold	3	—	—
Foreign Currency Transactions	—	(13)	—
Forward Currency Contracts	—	(11,128)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(184)	8,796	9,705
Affiliated Investment Companies Shares	(1)	—	—
Translation of Foreign Currency-Denominated Amounts	—	12	—
Forward Currency Contracts	—	8,218	—

Net Realized and Unrealized Gain (Loss)	(130)	4,601	11,558

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,845	$6,252	$13,690

**	Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

52

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio*	VA Equity Allocation Portfolio*
Investment Income
Investment Income
Income Distributions Received from Affiliated Investment Companies	$2,849	$1,486

Total Investment Income	2,849	1,486

Expenses
Investment Management Fees	354	229
Accounting & Transfer Agent Fees	12	11
Custodian Fees	1	3
Filing Fees	—	3
Shareholders’ Reports	16	9
Directors’/Trustees’ Fees & Expenses	1	1
Professional Fees	2	2
Previously Waived Fees Recovered by Advisor (Note C)	2	19
Other	1	2

Total Expenses	389	279

Fees Waived, Expenses Reimbursed by Advisor (Note C)	288	167
Fees Paid Indirectly (Note C)	—	1

Net Expenses	101	111

Net Investment Income (Loss)	2,748	1,375

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	1,246	735
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	251	(2,085)
Futures	—	(15)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	761	1,122

Net Realized and Unrealized Gain (Loss)	2,258	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,006	$1,132

*	Investment Income and Realized and Unrealized Gain (Loss) were distributed from the Portfolio’s Underlying Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

53

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA U.S. Targeted Value Portfolio		VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,115	$4,685	$12,060	$11,376
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(3,253)	9,134	(16,804)	6,225
Affiliated Investment Companies Shares Sold	(1)	2	—	—
Futures	—	—	(80)	(186)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(42,292)	(10,074)	(59,166)	17,569
Affiliated Investment Companies Shares	—	2	(1)	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(40,431)	3,749	(63,991)	34,985

Distributions:
Institutional Class Shares	(14,346)	(23,676)	(18,000)	(21,355)
Capital Share Transactions (1):
Shares Issued	99,139	67,530	110,491	141,404
Shares Issued in Lieu of Cash Distributions	14,186	23,427	17,966	21,314
Shares Redeemed	(81,339)	(61,471)	(143,466)	(94,509)

Net Increase (Decrease) from Capital Share Transactions	31,986	29,486	(15,009)	68,209

Total Increase (Decrease) in Net Assets	(22,791)	9,559	(97,000)	81,839
Net Assets
Beginning of Year	340,608	331,049	553,107	471,268

End of Year	$317,817	$340,608	$456,107	$553,107

(1) Shares Issued and Redeemed:
Shares Issued	7,252	3,967	4,976	5,579
Shares Issued in Lieu of Cash Distributions	800	1,507	662	925
Shares Redeemed	(5,754)	(3,573)	(6,312)	(3,748)

Net Increase (Decrease) from Shares Issued and Redeemed	2,298	1,901	(674)	2,756

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

54

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA International Value Portfolio		VA International Small Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,638	$11,023	$4,626	$5,447
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(6,347)	(3,322)	4,961	3,184
Affiliated Investment Companies Shares Sold	3	1	—	—
Futures	142	(25)	52	—
Foreign Currency Transactions	(3)	(24)	(46)	15
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(62,012)	4,158	(17,200)	6,143
Affiliated Investment Companies Shares	1	1	1	2
Translation of Foreign Currency-Denominated Amounts	22	16	9	11

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,556)	11,828	(7,597)	14,802

Distributions:
Institutional Class Shares	(11,671)	(9,209)	(9,750)	(14,630)
Capital Share Transactions (1):
Shares Issued	63,163	75,579	37,967	43,378
Shares Issued in Lieu of Cash Distributions	11,637	9,183	9,621	14,442
Shares Redeemed	(48,549)	(39,005)	(44,815)	(32,498)

Net Increase (Decrease) from Capital Share Transactions	26,251	45,757	2,773	25,322

Total Increase (Decrease) in Net Assets	(45,976)	48,376	(14,574)	25,494
Net Assets
Beginning of Year	327,525	279,149	244,418	218,924

End of Year	$281,549	$327,525	$229,844	$244,418

(1) Shares Issued and Redeemed:
Shares Issued	6,366	6,447	3,547	3,761
Shares Issued in Lieu of Cash Distributions	948	832	775	1,375
Shares Redeemed	(4,857)	(3,333)	(4,058)	(2,820)

Net Increase (Decrease) from Shares Issued and Redeemed	2,457	3,946	264	2,316

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

55

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Short-Term Fixed Portfolio		VA Global Bond Portfolio		VIT Inflation-Protected Securities Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,975	$7,236	$1,651	$2,653	$2,132	$2,544
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	52	481	(1,284)	(4,529)	1,853	315
Affiliated Investment Companies Shares Sold	3	1	—	—	—	—
Foreign Currency Transactions	—	—	(13)	(61)	—	—
Forward Currency Contracts	—	—	(11,128)	23,776	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(184)	1,301	8,796	8,224	9,705	8,522
Affiliated Investment Companies Shares	(1)	1	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	—	—	12	30	—	—
Forward Currency Contracts	—	—	8,218	(11,796)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,845	9,020	6,252	18,297	13,690	11,381

Distributions:
Institutional Class Shares	(7,178)	(4,625)	(10,398)	(16,766)	(2,615)	(2,654)
Capital Share Transactions (1):
Shares Issued	113,261	111,821	72,377	81,565	148,651	55,296
Shares Issued in Lieu of Cash Distributions	7,165	4,616	10,284	16,569	2,615	2,654
Shares Redeemed	(75,693)	(94,275)	(67,855)	(54,947)	(102,786)	(43,691)

Net Increase (Decrease) from Capital Share Transactions	44,733	22,162	14,806	43,187	48,480	14,259

Total Increase (Decrease) in Net Assets	40,400	26,557	10,660	44,718	59,555	22,986
Net Assets
Beginning of Year	319,471	292,914	405,709	360,991	150,732	127,746

End of Year	$359,871	$319,471	$416,369	$405,709	$210,287	$150,732

(1) Shares Issued and Redeemed:
Shares Issued	11,040	10,905	6,845	7,695	13,642	5,430
Shares Issued in Lieu of Cash Distributions	703	454	982	1,612	255	277
Shares Redeemed	(7,374)	(9,154)	(6,438)	(5,200)	(9,662)	(4,351)

Net Increase (Decrease) from Shares Issued and Redeemed	4,369	2,205	1,389	4,107	4,235	1,356

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

56

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	VA Global Moderate Allocation Portfolio		VA Equity Allocation Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,748	$3,052	$1,375	$969
Capital Gain Distributions Received from Affiliated Investment Companies	1,246	539	735	626
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	251	394	(2,085)	(425)
Futures	—	69	(15)	(27)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	761	6,346	1,122	4,204

Net Increase (Decrease) in Net Assets Resulting from Operations	5,006	10,400	1,132	5,347

Distributions:
Institutional Class Shares	(4,249)	(2,963)	(1,816)	(1,003)
Capital Share Transactions (1):
Shares Issued	22,341	28,787	25,377	26,434
Shares Issued in Lieu of Cash Distributions	4,249	2,963	1,816	1,003
Shares Redeemed	(19,207)	(19,207)	(15,255)	(5,283)

Net Increase (Decrease) from Capital Share Transactions	7,383	12,543	11,938	22,154

Total Increase (Decrease) in Net Assets	8,140	19,980	11,254	26,498
Net Assets
Beginning of Year	138,838	118,858	69,829	43,331

End of Year	$146,978	$138,838	$81,083	$69,829

(1) Shares Issued and Redeemed:
Shares Issued	1,779	2,297	2,492	2,472
Shares Issued in Lieu of Cash Distributions	322	254	157	104
Shares Redeemed	(1,513)	(1,515)	(1,454)	(492)

Net Increase (Decrease) from Shares Issued and Redeemed	588	1,036	1,195	2,084

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA U.S. Targeted Value Portfolio					VA U.S. Large Value Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$17.42	$18.75	$20.42	$17.23	$17.94	$26.49	$26.00	$26.88	$22.22	$22.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.24	0.23	0.20	0.21	0.57	0.58	0.53	0.51	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.41)	(0.24)	(0.42)	3.86	0.54	(3.63)	1.08	0.15	4.76	0.43

Total from Investment Operations	(2.17)	—	(0.19)	4.06	0.75	(3.06)	1.66	0.68	5.27	0.91

Less Distributions:
Net Investment Income	(0.26)	(0.19)	(0.21)	(0.19)	(0.24)	(0.57)	(0.59)	(0.49)	(0.44)	(0.47)
Net Realized Gains	(0.45)	(1.14)	(1.27)	(0.68)	(1.22)	(0.29)	(0.58)	(1.07)	(0.17)	(1.05)

Total Distributions	(0.71)	(1.33)	(1.48)	(0.87)	(1.46)	(0.86)	(1.17)	(1.56)	(0.61)	(1.52)

Net Asset Value, End of Year	$14.54	$17.42	$18.75	$20.42	$17.23	$22.57	$26.49	$26.00	$26.88	$22.22

Total Return	(13.18%)	0.85%	(1.05%)	23.81%	4.87%	(12.12%)	7.08%	2.47%	24.05%	4.52%

Net Assets, End of Year (thousands)	$317,817	$340,608	$331,049	$326,805	$247,103	$456,107	$553,107	$471,268	$374,564	$270,245
Ratio of Expenses to Average Net Assets	0.38%	0.38%	0.37%	0.37%	0.38%	0.27%	0.27%	0.27%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.61%	1.42%	1.14%	1.05%	1.25%	2.39%	2.30%	1.97%	2.02%	2.25%
Portfolio Turnover Rate	23%	19%	24%	28%	33%	12%	8%	9%	18%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA International Value Portfolio					VA International Small Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$12.15	$12.13	$13.57	$11.08	$11.44	$12.09	$12.23	$14.30	$11.65	$11.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.26	0.43	0.41	0.38	0.36	0.22	0.28	0.29	0.27	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.41)	(0.03)	(1.48)	2.46	(0.36)	(0.61)	0.37	(1.65)	2.74	0.34

Total from Investment Operations	(2.15)	0.40	(1.07)	2.84	—	(0.39)	0.65	(1.36)	3.01	0.60

Less Distributions:
Net Investment Income	(0.43)	(0.34)	(0.37)	(0.35)	(0.36)	(0.33)	(0.22)	(0.34)	(0.27)	(0.24)
Net Realized Gains	—	(0.04)	—	—	—	(0.15)	(0.57)	(0.37)	(0.09)	(0.38)

Total Distributions	(0.43)	(0.38)	(0.37)	(0.35)	(0.36)	(0.48)	(0.79)	(0.71)	(0.36)	(0.62)

Net Asset Value, End of Year	$9.57	$12.15	$12.13	$13.57	$11.08	$11.22	$12.09	$12.23	$14.30	$11.65

Total Return	(18.49%)	3.61%	(8.12%)	26.32%	0.19%	(3.66%)	6.30%	(9.97%)	26.73%	5.54%

Net Assets, End of Year (thousands)	$281,549	$327,525	$279,149	$252,128	$179,768	$229,844	$244,418	$218,924	$227,185	$151,209
Ratio of Expenses to Average Net Assets	0.43%	0.44%	0.43%	0.44%	0.46%	0.56%	0.56%	0.55%	0.57%	0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.44%	0.45%	0.43%	0.44%	0.46%	0.56%	0.57%	0.55%	0.57%	0.60%
Ratio of Net Investment Income to Average Net Assets	2.52%	3.68%	3.06%	3.11%	3.46%	1.96%	2.40%	2.10%	2.10%	2.29%
Portfolio Turnover Rate	16%	16%	20%	20%	15%	19%	17%	19%	12%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Short-Term Fixed Portfolio					VA Global Bond Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Year	$10.41	$10.28	$10.27	$10.25	$10.23	$10.73	$10.71	$10.86	$11.00	$10.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09	0.23	0.17	0.11	0.07	0.04	0.07	0.11	0.18	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.06	(0.06)	(0.02)	(0.01)	0.12	0.44	(0.06)	(0.08)	0.11

Total from Investment Operations	0.09	0.29	0.11	0.09	0.06	0.16	0.51	0.05	0.10	0.29

Less Distributions:
Net Investment Income	(0.24)	(0.16)	(0.10)	(0.07)	(0.03)	(0.27)	(0.49)	(0.19)	(0.18)	(0.17)
Net Realized Gains	—	—	—	—	(0.01)	—	—	(0.01)	(0.06)	(0.05)

Total Distributions	(0.24)	(0.16)	(0.10)	(0.07)	(0.04)	(0.27)	(0.49)	(0.20)	(0.24)	(0.22)

Net Asset Value, End of Year	$10.26	$10.41	$10.28	$10.27	$10.25	$10.62	$10.73	$10.71	$10.86	$11.00

Total Return	0.84%	2.86%	1.13%	0.89%	0.60%	1.54%	5.00%	0.42%	1.00%	2.68%

Net Assets, End of Year (thousands)	$359,871	$319,471	$292,914	$250,072	$192,872	$416,369	$405,709	$360,991	$310,320	$268,729
Ratio of Expenses to Average Net Assets	0.21%	0.23%	0.27%	0.27%	0.27%	0.23%	0.24%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.23%	0.27%	0.27%	0.27%	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.91%	2.23%	1.68%	1.05%	0.65%	0.40%	0.70%	1.07%	1.66%	1.63%
Portfolio Turnover Rate	97%	37%	70%	86%	50%	49%	45%	67%	67%	47%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VIT Inflation-Protected Securities Portfolio					VA Global Moderate Allocation Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017		Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$10.40	$9.73	$10.14	$10.30	$9.77	$13.15		$12.49		$12.78		$11.32		$11.12

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.19	0.28	0.19	0.17	0.25		0.30		0.20		0.19		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.85	0.69	(0.44)	(0.22)	0.39	0.19		0.67		(0.17)		1.53		0.20

Total from Investment Operations	1.00	0.88	(0.16)	(0.03)	0.56	0.44		0.97		0.03		1.72		0.37

Less Distributions:
Net Investment Income	(0.17)	(0.21)	(0.25)	(0.12)	(0.03)	(0.30)		(0.27)		(0.22)		(0.18)		(0.15)
Net Realized Gains	—	—	—	(0.01)	—	(0.10)		(0.04)		(0.10)		(0.08)		(0.02)

Total Distributions	(0.17)	(0.21)	(0.25)	(0.13)	(0.03)	(0.40)		(0.31)		(0.32)		(0.26)		(0.17)

Net Asset Value, End of Period	$11.23	$10.40	$9.73	$10.14	$10.30	$13.19		$13.15		$12.49		$12.78		$11.32

Total Return	9.72%	9.18%	(1.60%)	(0.25%)	5.79%	3.35%		8.07%		0.15%		15.50%		3.44%

Net Assets, End of Period (thousands)	$210,287	$150,732	$127,746	$118,637	$93,698	$146,978		$138,838		$118,858		$136,348		$116,214
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.12%	0.15%	0.18%	0.30	%(B)	0.33	%(B)	0.40	%(B)	0.40	%(B)	0.40	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.14%	0.15%	0.12%	0.12%	0.19%	0.50	%(B)	0.53	%(B)	0.50	%(B)	0.51	%(B)	0.52	%(B)
Ratio of Net Investment Income to Average Net Assets	1.34%	1.88%	2.84%	1.92%	1.72%	1.94%		2.40%		1.57%		1.56%		1.54%
Portfolio Turnover Rate	48%	43%	31%	25%	21%	N/A		N/A		N/A		N/A		N/A
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.23%		0.24%		0.24%		0.24%		0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	VA Equity Allocation Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jul 10, 2017 Ʊ to Oct 31, 2017
Net Asset Value, Beginning of Period	$11.28	$10.55	$10.72	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.19	0.19	0.18	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.20)	0.79	(0.20)	0.69

Total from Investment Operations	(0.01)	0.98	(0.02)	0.72

Less Distributions:
Net Investment Income	(0.21)	(0.19)	(0.15)	—
Net Realized Gains	(0.08)	(0.06)	(—)	—

Total Distributions	(0.29)	(0.25)	(0.15)	—

Net Asset Value, End of Period	$10.98	$11.28	$10.55	$10.72

Total Return	(0.25%)	9.60%	(0.19%)	7.20	%(C)

Net Assets, End of Period (thousands)	$81,083	$69,829	$43,331	$18,787
Ratio of Expenses to Average Net Assets *(B)	0.39%	0.40%	0.40%	0.32	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.59%	0.63%	0.66%	0.66	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.80%	1.80%	1.65%	0.99	%(D)(E)
* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.25%	0.26%	0.25%	0.26%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, nine of which (the “Portfolios”) are included in this report. The remaining portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

VA Global Moderate Allocation Portfolio (formerly known as DFA VA Global Moderate Allocation Portfolio) and VA Equity Allocation Portfolio (each, a “Fund of Funds”) invest in other portfolios within the Fund and Dimensional Investment Group Inc. (“DIG”) (the “Underlying Funds”). The Funds of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. Certain of the Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov.

As of October 31, 2020, each Fund of Funds was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/2020
VA Global Moderate Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	2%
	VA U.S. Large Value Portfolio (IDG)	1%
	VA International Value Portfolio (IDG)	1%
	DFA Real Estate Securities Portfolio (IDG)	—
	VA Short-Term Fixed Portfolio (IDG)	2%
	VA Global Bond Portfolio (IDG)	5%

VA Equity Allocation Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	VA U.S. Large Value Portfolio (IDG)	1%
	VA U.S. Targeted Value Portfolio (IDG)	3%
	U.S. Large Company Portfolio (DIG)	—
	VA International Value Portfolio (IDG)	1%
	VA International Small Portfolio (IDG)	1%

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B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by VA U.S. Targeted Value Portfolio and VA U.S. Large Value Portfolio (the “Domestic Equity Portfolios”) and by VA International Value Portfolio and VA International Small Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios’ are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value

64

pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and VIT Inflation-Protected Securities Portfolio (the “Fixed Income Portfolios”), are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the VA Global Moderate Allocation Portfolio and the VA Equity Allocation Portfolio of the Underlying Funds, which are treated as regulated investment companies, and the shares held by the Portfolios in other investment companies, are valued at their respective daily net asset values as reported by their administrator. These securities are generally categorized as Level 1 in the hierarchy. A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Portfolios’ Summary Schedules of Portfolio Holdings/Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The VA Global Bond Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the VA Global Bond Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

65

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

5. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

66

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

VA U.S. Targeted Value Portfolio	0.35%
VA U.S. Large Value Portfolio	0.25%
VA International Value Portfolio	0.40%
VA International Small Portfolio	0.50%
VA Short-Term Fixed Portfolio	0.18%
VA Global Bond Portfolio	0.21%*
VIT Inflation-Protected Securities Portfolio	0.10%
VA Global Moderate Allocation Portfolio	0.25%
VA Equity Allocation Portfolio	0.30%

*

The VA Global Bond Portfolio’s investment management fees are based on an effective annual rate of 0.25% of the first $100 million of average daily net assets and 0.20% of average daily net assets exceeding $100 million.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2021, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the VA Equity Allocation Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
VIT Inflation-Protected Securities Portfolio (1)	0.15%	—	—	—	—
VA Global Moderate Allocation Portfolio (2)	0.30%	—	$2	$288	$686
VA Equity Allocation Portfolio (3)	0.40%	0.30%	19	167	—

(1)

Effective February 28, 2020, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2020, the Expense Limitation Amount was 0.18%.

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(2)

Effective February 28, 2019, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to the rate listed above as a percentage of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). Prior to February 28, 2019, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
VA International Value Portfolio	$15
VA International Small Portfolio	6
VA Global Bond Portfolio	32
VA Equity Allocation Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

VA U.S. Targeted Value Portfolio	$8
VA U.S. Large Value Portfolio	10
VA International Value Portfolio	7
VA International Small Portfolio	6
VA Short-Term Fixed Portfolio	8
VA Global Bond Portfolio	10
VIT Inflation-Protected Securities Portfolio	2
VA Global Moderate Allocation Portfolio	2
VA Equity Allocation Portfolio	—

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E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
VA U.S. Targeted Value Portfolio	—	—	$102,126	$71,264
VA U.S. Large Value Portfolio	—	—	62,122	81,702
VA International Value Portfolio	—	—	71,639	47,007
VA International Small Portfolio	—	—	47,487	45,240
VA Short-Term Fixed Portfolio	$55,017	$25,385	54,158	95,775
VA Global Bond Portfolio	14,501	44,070	175,255	124,607
VIT Inflation-Protected Securities Portfolio	124,520	75,984	—	—

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
VA U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$15,497	$58,650	$68,592	$(1)	—	$5,554	480	$94	—

Total	$15,497	$58,650	$68,592	$(1)	—	$5,554	480	$94	—

VA U.S. Large Value Portfolio
The DFA Short Term Investment Fund	$2,322	$23,668	$25,370	—	$(1)	$619	54	$14	—

Total	$2,322	$23,668	$25,370	—	$(1)	$619	54	$14	—

VA International Value Portfolio
The DFA Short Term Investment Fund	$12,343	$148,242	$150,736	$3	$1	$9,853	852	$93	—

Total	$12,343	$148,242	$150,736	$3	$1	$9,853	852	$93	—

VA International Small Portfolio
The DFA Short Term Investment Fund	$12,580	$41,759	$41,939	—	$1	$12,401	1,072	$99	—

Total	$12,580	$41,759	$41,939	—	$1	$12,401	1,072	$99	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
VA Short-Term Fixed Portfolio
The DFA Short Term Investment Fund	$17,047	$268,250	$281,216	$3	$(1)	$4,083	353	$69	—

Total	$17,047	$268,250	$281,216	$3	$(1)	$4,083	353	$69	—

VA Global Bond Portfolio
The DFA Short Term Investment Fund	$172	$2,374	$2,546	—	—	—	—	$1	—

Total	$172	$2,374	$2,546	—	—	—	—	$1	—

VA Global Moderate Allocation Portfolio
U.S. Core Equity 2 Portfolio	$43,560	$9,600	$8,210	$381	$1,662	$46,993	2,062	$698	$948
VA Global Bond Portfolio	17,175	6,977	5,074	(123)	(64)	18,891	1,779	448	—
DFA Selectively Hedged Global Fixed Income Portfolio	17,176	4,636	2,877	(40)	(21)	18,874	1,934	435	—
U.S. Core Equity 1 Portfolio	15,712	2,113	2,081	190	782	16,716	662	259	261
International Core Equity Portfolio	17,636	2,413	3,153	(116)	(610)	16,170	1,339	384	—
Emerging Markets Core Equity Portfolio	6,490	1,335	391	—	401	7,835	385	167	—
DFA Two-Year Global Fixed Income Portfolio	6,778	2,929	2,132	(11)	(15)	7,549	755	107	—
VA Short-Term Fixed Portfolio	6,779	3,007	2,132	(13)	(92)	7,549	736	160	—
VA U.S. Large Value Portfolio	3,160	617	15	1	(413)	3,350	148	68	34
DFA Real Estate Securities Portfolio	2,598	119	152	(18)	(446)	2,101	61	56	3
VA International Value
Portfolio	1,919	68	—	—	(423)	1,564	163	67	—

Total	$138,983	$33,814	$26,217	$251	$761	$147,592	10,024	$2,849	$1,246

VA Equity Allocation Portfolio
U.S. Core Equity 1 Portfolio	$19,194	$5,531	$2,698	$(178)	$1,087	$22,936	909	$342	$332
U.S. Large Company Portfolio	15,389	4,003	2,363	(41)	1,353	18,341	731	335	81
VA U.S. Targeted Value Portfolio	8,571	4,990	2,203	(799)	(155)	10,404	716	132	230
International Core Equity Portfolio	9,677	3,057	2,170	(414)	(313)	9,837	814	226	—
Emerging Markets Core Equity Portfolio	4,982	2,734	1,073	(167)	321	6,797	334	138	—
VA U.S. Large Value Portfolio	4,796	2,441	783	(154)	(487)	5,813	258	105	53
VA International Small
Portfolio	2,986	887	687	(177)	22	3,031	270	83	36
VA International Value
Portfolio	2,213	901	352	(104)	(382)	2,276	238	80	—
DFA Real Estate Securities Portfolio	2,018	477	307	(51)	(324)	1,813	53	45	3

Total	$69,826	$25,021	$12,636	$(2,085)	$1,122	$81,248	4,323	$1,486	$735

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F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
VA U.S. Targeted Value Portfolio
2019	$8,215	$15,461	—	$23,676
2020	6,713	7,633	—	14,346
VA U.S. Large Value Portfolio
2019	10,763	10,592	—	21,355
2020	11,939	6,061	—	18,000
VA International Value Portfolio
2019	8,346	863	—	9,209
2020	11,672	—	—	11,672
VA International Small Portfolio
2019	4,619	10,011	—	14,630
2020	6,752	2,997	—	9,749
VA Short-Term Fixed Portfolio
2019	4,625	—	—	4,625
2020	7,178	—	—	7,178
VA Global Bond Portfolio
2019	16,766	—	—	16,766
2020	10,398	—	—	10,398
VIT Inflation-Protected Securities Portfolio
2019	2,654	—	—	2,654
2020	2,615	—	—	2,615
VA Global Moderate Allocation Portfolio
2019	2,209	755	—	2,964
2020	3,360	889	—	4,249
VA Equity Allocation Portfolio
2019	773	230	—	1,003
2020	1,301	515	—	1,816

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As of October 31, 2020, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
VA U.S. Targeted Value Portfolio	$4,582	—	$(3,484)	$(36,033)	$(34,935)
VA U.S. Large Value Portfolio	9,233	—	(16,869)	42,107	34,471
VA International Value Portfolio	6,523	—	(11,025)	(71,143)	(75,645)
VA International Small Portfolio	5,908	$3,126	—	(17,848)	(8,814)
VA Short-Term Fixed Portfolio	1,981	—	(178)	56	1,859
VA Global Bond Portfolio	—	—	(2,369)	2,844	475
VIT Inflation-Protected Securities Portfolio	1,905	1,009	—	12,457	15,371
VA Global Moderate Allocation Portfolio.	1,087	1,861	—	23,200	26,148
VA Equity Allocation Portfolio	695	224	—	2,431	3,350

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carry forwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
VA U.S. Targeted Value Portfolio	$3,484	$3,484
VA U.S. Large Value Portfolio	16,869	16,869
VA International Value Portfolio	11,025	11,025
VA International Small Portfolio	—	—
VA Short-Term Fixed Portfolio	178	178
VA Global Bond Portfolio	2,369	2,369
VIT Inflation-Protected Securities Portfolio	—	—
VA Global Moderate Allocation Portfolio	—	—
VA Equity Allocation Portfolio	—	—

During the year ended October 31, 2020, the following Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

VA Short-Term Fixed Portfolio	$54
VA Global Bond Portfolio	900
VIT Inflation-Protected Securities Portfolio	$636

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As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
VA U.S. Targeted Value Portfolio	$358,603	$53,542	$(89,575)	$(36,033)
VA U.S. Large Value Portfolio	413,923	108,531	(66,424)	42,107
VA International Value Portfolio	361,081	20,045	(91,210)	(71,165)
VA International Small Portfolio	259,067	44,864	(62,724)	(17,860)
VA Short-Term Fixed Portfolio	347,799	40	(15)	25
VA Global Bond Portfolio	408,812	3,027	(2,623)	404
VIT Inflation-Protected Securities Portfolio	197,696	12,675	(218)	12,457
VA Global Moderate Allocation Portfolio	124,392	23,462	(262)	23,200
VA Equity Allocation Portfolio	78,817	4,122	(1,691)	2,431

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in any of the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the VIT Inflation-Protected Securities Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in

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these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

3. Forward Currency Contracts: The VA Global Bond Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
VA International Value Portfolio	$—	$218
VA Global Bond Portfolio	393,209	—

*	Average amount of Currency Purchased/Sold in USD

**	Average Notional Value of contracts

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The following is a summary of the VA Global Bond Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (1)
VA Global Bond Portfolio	$2,880	$2,880

	Liability Derivatives Value
	Total Value at October 31, 2020	Forward Currency Contracts (2)
VA Global Bond Portfolio	$(455)	$(455)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
VA U.S. Large Value Portfolio	$(80)	—	$(80)*
VA International Value Portfolio	142	—	142*
VA International Small Portfolio	52	—	52*
VA Global Bond Portfolio	(11,128)	$(11,128)	—
VA Equity Allocation Portfolio	(15)	—	(15)*

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)
VA Global Bond Portfolio	$8,218	$8,218

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.

(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.

*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Portfolios had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement

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is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the VA Global Bond Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2020 (amounts in thousands):

Description	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount (e)
			Financial Instruments (b)	Cash Collateral Received				Financial Instruments (d)	Cash Collateral Pledged
	Assets					Liabilities
VA Global Bond Portfolio
Citibank, N.A	$11	$11	$(11)	—	—	$323	$323	$(11)	—	$312
Bank of America Corp.	2,029	2,029	(17)	—	$2,012	17	17	(17)	—	—
JP Morgan	2	2	(2)	—	—	24	24	(2)	—	22
Morgan Stanley and Co.	35	35	—	—	35	—	—	—	—	—
Royal Bank of Scotland	739	739	—	—	739	—	—	—	—	—
HSBC Bank	21	21	(21)	—	—	37	37	(21)	—	16
State Street Bank and Trust	42	42	(42)	—	—	53	53	(42)	—	11
UBS AG	1	1	—	—	1	—	—	—	—	—

Total	$2,880	$2,880	$(93)	—	$2,787	$454	$454	$(93)	—	$361

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.

(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note J contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
VA U.S. Targeted Value Portfolio	0.83%	$973	22	—	$2,820	$392
VA U.S. Large Value Portfolio	1.43%	1,791	72	$4	8,601	852
VA International Value Portfolio	0.94%	529	41	1	3,006	320
VA International Small Portfolio	0.94%	221	67	—	1,370	220
VA Global Bond Portfolio	0.84%	3,560	3	—	3,560	—
VA Global Moderate Allocation Portfolio	1.36%	423	39	—	2,621	538
VA Equity Allocation Portfolio	1.15%	233	54	—	2,278	507

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are

77

or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors/Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
VA U.S. Targeted Value Portfolio	$23,304	$12,138	$556
VA U.S. Large Value Portfolio	13,788	11,147	(1,430)
VA International Value Portfolio	6,447	5,197	(1,779)
VA International Small Portfolio	4,376	5,615	743

J. Securities Lending:

As of October 31, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which such Portfolios received cash collateral. Additionally, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
VA U.S. Targeted Value Portfolio	$7,297
VA U.S. Large Value Portfolio	395
VA International Value Portfolio	1,392
VA International Small Portfolio	5,214

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S.

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government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020:

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
VA U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	$5,548	—	—	—	$5,548
VA U.S. Large Value Portfolio
Common Stocks	619	—	—	—	619
VA International Value Portfolio
Common Stocks, Preferred Stocks	9,848	—	—	—	9,848
VA International Small Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	12,400	—	—	—	12,400
VA Short-Term Fixed Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	4,080	—	—	—	4,080
VA Global Bond Portfolio
Bonds	—	—	—	—	—

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing

79

standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

N. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
VA U.S. Targeted Value Portfolio	5	64%
VA U.S. Large Value Portfolio	6	74%
VA International Value Portfolio	5	78%
VA International Small Portfolio	5	70%
VA Short-Term Fixed Portfolio	5	82%
VA Global Bond Portfolio	6	83%
VIT Inflation-Protected Securities Portfolio	3	89%
VA Global Moderate Allocation Portfolio	5	87%
VA Equity Allocation Portfolio	3	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The VA U.S. Large Value Portfolio has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the “District Court”), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the “Tribune MDL”). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company (“Tribune”) (the “LBO”) and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including the VA U.S. Large Value Portfolio, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the “Individual Creditor Actions”) and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors

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assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the “Supreme Court”), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.

On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit’s ruling.

Litigation counsel to the VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to the VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until the VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of the VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of the VA U.S. Large Value Portfolio at this time.

The VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of the VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the net asset value of the VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by the VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by the VA U.S. Large Value Portfolio.

O. Subsequent Event Evaluations:

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). Beginning January 11, 2021, the Order will prohibit U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Funds.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings of VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio and schedules of investments of VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio (nine of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds

Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).

				132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992

Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).

				132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies

Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).

				132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years

David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993

Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).

				132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since September 2019)

•   Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Japan Ltd.

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Ltd.

•   DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•   Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•   all the DFA entities (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•   Dimensional Japan Ltd.

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

87

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President (since 2016) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•   DFA Investment Dimensions Group Inc.

•   Dimensional Investment Group Inc.

•   The DFA Investment Trust Company

•   Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•   Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•   the DFA Fund Complex (since March 2020)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019)

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•   Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•   all the DFA Entities

Vice President (since June 2020)

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex

88

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President and Assistant Treasurer (since June 2020) • Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   the DFA Fund Complex (since 2017)

•   Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•   all the DFA Entities (since 2001)

•   Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   the DFA Fund Complex

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•   the DFA Fund Complex

Vice President and Secretary of

•   Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

89

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•   all the DFA Entities (since 2017)

•   Dimensional Fund Advisors Canada ULC (since 2017)

•   Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•   DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•   Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•   Dimensional Cayman Commodity Fund I Ltd.

Director of

•   Dimensional Funds plc (since 2014)

•   Dimensional Fund II plc (since 2014)

•   Dimensional Holdings Inc. (since 2017)

•   Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•   Dimensional Japan Ltd. (2016 – 2017)

•   DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•   all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•   Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•   the DFA Fund Complex (since March 2020)

•   Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•   Dimensional Fund Advisors LP

1	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

90

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

91

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
VA U.S. Targeted Value Portfolio	36%	11%	53%	—	—	100%	77%	85%	—	—	9%	—	—
VA U.S. Large Value Portfolio	66%	—	34%	—	—	100%	82%	86%	—	—	6%	—	—
VA International Value Portfolio	100%	—	—	—	—	100%	—	71%	—	6%	100%	—	—
VA International Small Portfolio	69%	—	31%	—	—	100%	—	56%	—	6%	73%	—	—
VA Short-Term Fixed Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
VA Global Bond Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	—
VIT Inflation-Protected Securities Portfolio	100%	—	—	—	—	100%	—	—	—	—	—	—	100%
VA Global Moderate Allocation Portfolio	75%	4%	21%	—	—	100%	—	36%	—	—	—	—	—
VA Equity Allocation Portfolio	72%	—	28%	—	—	100%	—	26%	—	—	—	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

92

DFA103120-004A 00253045

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC.

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge.You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

2

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
ADR	American Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
#	Total or Partial Securities on Loan.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
Ù	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
Financial Highlights

(A)	Computed using average shares outstanding.
All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Growth Portfolio vs.

Russell 1000® Growth Index

December 20, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Small Cap Growth Portfolio vs.

Russell 2000® Growth Index

December 20, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International Large Cap Growth Portfolio vs.

MSCI World ex USA Growth Index (net dividends)

December 20, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

International Small Cap Growth Portfolio vs.

MSCI World ex USA Small Cap Growth Index (net dividends)

December 20, 2012-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2020, all rights reserved.

3

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

4

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

5

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

U.S. Large Cap Growth Portfolio

The U.S. Large Cap Growth Portfolio seeks to capture the returns of U.S. large-cap growth stocks with higher profitability. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price, and higher profitability within the U.S. large-cap growth universe. As of October 31, 2020, the Portfolio held approximately 180 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 12.89% for the Portfolio and 29.22% for the Russell 1000® Growth Index, the Portfolio’s benchmark. The Portfolio’s emphasis on growth stocks with higher profitability detracted from performance relative to the benchmark, as higher-profitability growth stocks generally underperformed lower-profitability growth stocks. The Portfolio’s emphasis on growth stocks with lower relative prices also detracted from relative performance, lower relative price growth stocks underperformed.

U.S. Small Cap Growth Portfolio

The U.S. Small Cap Growth Portfolio invests in a broadly diversified group of U.S. small-cap growth stocks with higher profitability. Growth is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 510 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

6

For the 12 months ended October 31, 2020, total returns were 2.23% for the Portfolio and 13.37% for the Russell 2000® Growth Index, the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability stocks within the small-cap growth universe detracted from performance relative to the benchmark, as these stocks underperformed. The Portfolio’s exclusion of small caps with high asset growth also detracted from relative performance, as those securities outperformed. Conversely, the Portfolio’s exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed in the U.S.

International Large Cap Growth Portfolio

The International Large Cap Growth Portfolio invests in developed ex U.S. large cap growth stocks. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher-profitability within the large-cap growth segment of developed ex U.S. markets. As of October 31, 2020, the Portfolio held approximately 450 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 2.50% for the Portfolio and 5.65% for the MSCI World ex USA Growth Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater emphasis on higher-profitability stocks had a negative impact on performance relative to the benchmark, as these stocks underperformed lower-profitability stocks. The Portfolio’s emphasis on stocks with smaller relative market capitalizations and consequent lesser allocation to stocks with larger market capitalizations also detracted from relative performance, as these stocks underperformed their larger counterparts.

International Small Cap Growth Portfolio

The International Small Cap Growth Portfolio invests in developed ex U.S. small-cap growth stocks, with an emphasis on those with higher profitability. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2020, the Portfolio held approximately 1,310 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2020, total returns were 5.75% for the Portfolio and 10.80% for the MSCI World ex USA Small Cap Growth Index (net dividends), the Portfolio’s benchmark. The Portfolio’s greater allocations to small- and micro-caps detracted from performance relative to the benchmark, as stocks with smaller market capitalizations underperformed. With higher-profitability growth stocks generally underperforming lower-profitability growth stocks, the Portfolio’s greater emphasis on higher-profitability stocks also detracted from relative performance. Conversely, at the sector level, the Portfolio’s exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs generally underperformed in developed ex U.S. markets.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,135.10	0.19%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.19%	$0.97

U.S. Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,213.70	0.38%	$2.11
Hypothetical 5% Annual Return	$1,000.00	$1,023.23	0.38%	$1.93

8

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
International Large Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,135.50	0.29%	$1.56
Hypothetical 5% Annual Return	$1,000.00	$1,023.68	0.29%	$1.48

International Small Cap Growth Portfolio
Actual Fund Return	$1,000.00	$1,213.10	0.55%	$3.06
Hypothetical 5% Annual Return	$1,000.00	$1,022.37	0.55%	$2.80

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Large Cap Growth Portfolio

Communication Services	2.3%
Consumer Discretionary	21.2%
Consumer Staples	12.3%
Financials	2.8%
Health Care	12.6%
Industrials	13.5%
Information Technology	33.9%
Materials	1.4%

100.0%

U.S. Small Cap Growth Portfolio

Communication Services	2.0%
Consumer Discretionary	21.9%
Consumer Staples	5.7%
Energy	0.3%
Financials	7.6%
Health Care	11.3%
Industrials	23.9%
Information Technology	20.0%
Materials	6.0%
Real Estate	0.5%
Utilities	0.8%

100.0%

International Large Cap Growth Portfolio

Communication Services	8.3%
Consumer Discretionary	13.6%
Consumer Staples	14.2%
Energy	0.7%
Financials	4.3%
Health Care	14.8%
Industrials	21.6%
Information Technology	11.3%
Materials	8.7%
Real Estate	0.6%
Utilities	1.9%

100.0%

International Small Cap Growth Portfolio

Communication Services	6.0%
Consumer Discretionary	15.5%
Consumer Staples	8.0%
Energy	1.4%
Financials	6.4%
Health Care	8.3%
Industrials	24.6%
Information Technology	17.5%
Materials	8.3%
Real Estate	1.8%
Utilities	2.2%

100.0%

10

U.S. LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (2.3%)
* Facebook,Inc., Class A	164,603	$43,308,695	1.8%
Other Securities		11,384,613	0.5%

TOTAL COMMUNICATION SERVICES.		54,693,308	2.3%

CONSUMER DISCRETIONARY — (21.1%)
* Amazon.com,Inc	50,440	153,143,406	6.4%
Best Buy Co., Inc	251,942	28,104,130	1.2%
* BookingHoldings, Inc	10,648	17,276,380	0.7%
eBay, Inc	248,736	11,847,296	0.5%
Home Depot, Inc. (The)	322,959	86,136,395	3.6%
Lowe’s Cos., Inc	212,743	33,634,668	1.4%
NIKE, Inc., Class B	246,610	29,612,929	1.2%
* O’ReillyAutomotive, Inc	27,325	11,930,095	0.5%
Starbucks Corp	343,683	29,886,674	1.3%
Target Corp	116,611	17,750,526	0.7%
TJX Cos., Inc. (The)	296,958	15,085,466	0.6%
Other Securities		67,299,708	2.9%

TOTAL CONSUMER DISCRETIONARY		501,707,673	21.0%

CONSUMER STAPLES — (12.3%)
Altria Group, Inc	791,782	28,567,495	1.2%
Clorox Co. (The)	71,957	14,913,088	0.6%
Coca-Cola Co. (The)	979,791	47,088,755	2.0%
Costco Wholesale Corp	91,101	32,579,540	1.4%
PepsiCo, Inc	364,909	48,638,721	2.0%
Procter & Gamble Co. (The)	437,179	59,937,241	2.5%
Other Securities		61,213,743	2.5%

TOTAL CONSUMER STAPLES.		292,938,583	12.2%

FINANCIALS — (2.8%)
MSCI, Inc	40,997	14,342,390	0.6%
S&P Global, Inc	69,555	22,447,485	0.9%
Other Securities		30,726,096	1.3%

TOTAL FINANCIALS		67,515,971	2.8%

HEALTH CARE — (12.5%)
AbbVie, Inc	508,194	43,247,309	1.8%
Amgen, Inc	236,252	51,252,509	2.1%
Eli Lilly and Co	274,899	35,863,323	1.5%
* IDEXXLaboratories, Inc	51,281	21,785,194	0.9%
Johnson & Johnson	453,918	62,236,697	2.6%
Merck & Co., Inc	502,253	37,774,448	1.6%
* Mettler-ToledoInternational, Inc	14,091	14,061,550	0.6%
Zoetis, Inc	98,882	15,677,741	0.6%
Other Securities		15,824,852	0.7%

TOTAL HEALTH CARE.		297,723,623	12.4%

INDUSTRIALS — (13.4%)
3M Co	177,074	28,324,757	1.2%
Boeing Co. (The)	82,836	11,960,690	0.5%

11

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Honeywell International, Inc	119,434	$19,700,638	0.8%
Illinois Tool Works, Inc	86,871	17,016,291	0.7%
Lockheed Martin Corp	78,508	27,488,006	1.2%
Union Pacific Corp	221,561	39,258,394	1.6%
United Parcel Service, Inc., Class B	207,151	32,545,494	1.4%
Waste Management, Inc	122,177	13,184,120	0.6%
Other Securities		130,738,862	5.4%

TOTAL INDUSTRIALS.		320,217,252	13.4%

INFORMATION TECHNOLOGY — (33.7%)
Accenture P.L.C., Class A	157,184	34,094,782	1.4%
Apple, Inc	1,498,432	163,119,308	6.8%
Applied Materials, Inc	220,549	13,063,117	0.6%
Automatic Data Processing, Inc	103,500	16,348,860	0.7%
Intuit, Inc	53,565	16,855,834	0.7%
KLA Corp	77,251	15,232,352	0.6%
Lam Research Corp	35,132	12,017,955	0.5%
Mastercard, Inc., Class A	318,713	91,993,320	3.8%
Microsoft Corp	668,158	135,281,950	5.7%
Oracle Corp	1,004,861	56,382,751	2.4%
QUALCOMM, Inc	351,225	43,327,116	1.8%
Texas Instruments, Inc	219,601	31,752,109	1.3%
Visa, Inc., Class A	390,424	70,943,945	3.0%
Other Securities		102,673,094	4.3%

TOTAL INFORMATION TECHNOLOGY		803,086,493	33.6%

MATERIALS — (1.4%)
Other Securities		34,109,731	1.4%

TOTAL COMMON STOCKS (Cost $1,401,289,128)		2,371,992,634	99.1%

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	11,889,004	11,889,004	0.5%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	87,874	1,016,789	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,414,194,993)		$2,384,898,427	99.6%

As of October 31, 2020, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	104	12/18/20	$16,993,996	$16,976,440	$(17,556)

Total Futures Contracts			$16,993,996	$16,976,440	$(17,556)

12

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$54,693,308	—	—	$54,693,308
Consumer Discretionary	501,707,673	—	—	501,707,673
Consumer Staples	292,938,583	—	—	292,938,583
Financials	67,515,971	—	—	67,515,971
Health Care	297,723,623	—	—	297,723,623
Industrials	320,217,252	—	—	320,217,252
Information Technology	803,086,493	—	—	803,086,493
Materials	34,109,731	—	—	34,109,731
Temporary Cash Investments	11,889,004	—	—	11,889,004
Securities Lending Collateral	—	$1,016,789	—	1,016,789
Futures Contracts**	(17,556)	—	—	(17,556)

TOTAL	$2,383,864,082	$1,016,789	—	$2,384,880,871

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

13

U.S. SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
COMMUNICATION SERVICES — (1.8%)
Other Securities		$13,705,635	2.0%

CONSUMER DISCRETIONARY — (20.4%)
Brunswick Corp	49,784	3,171,739	0.5%
Carter’s, Inc	40,436	3,293,512	0.5%
Churchill Downs, Inc	23,660	3,528,889	0.5%
* Crocs, Inc	76,733	4,015,438	0.6%
* Deckers Outdoor Corp	23,850	6,042,874	0.9%
* Floor & Decor Holdings, Inc., Class A	75,006	5,475,438	0.8%
* Fox Factory Holding Corp	34,239	2,878,815	0.4%
* GrubHub, Inc	53,224	3,936,447	0.6%
# Hanesbrands, Inc	206,495	3,318,375	0.5%
#* Helen of Troy, Ltd	18,153	3,441,809	0.5%
* Installed Building Products, Inc	34,225	3,098,731	0.4%
* Mattel, Inc	273,861	3,771,066	0.5%
* Murphy USA, Inc	31,431	3,843,697	0.6%
#* Ollie’s Bargain Outlet Holdings, Inc	40,539	3,530,542	0.5%
* Tempur Sealy International, Inc	53,763	4,784,907	0.7%
Texas Roadhouse, Inc	52,928	3,706,548	0.5%
* TopBuild Corp	20,118	3,082,279	0.4%
Wendy’s Co. (The)	176,830	3,863,735	0.6%
Other Securities		82,880,393	11.8%

TOTAL CONSUMER DISCRETIONARY		151,665,234	21.8%

CONSUMER STAPLES — (5.3%)
* Boston Beer Co., Inc. (The), Class A	3,492	3,628,817	0.5%
Flowers Foods, Inc	139,181	3,281,888	0.5%
Lancaster Colony Corp	21,509	3,573,505	0.5%
WD-40 Co	12,889	3,136,925	0.5%
Other Securities		25,704,592	3.7%

TOTAL CONSUMER STAPLES.		39,325,727	5.7%

ENERGY — (0.2%)
Other Securities		1,837,138	0.3%

FINANCIALS — (7.0%)
Eaton Vance Corp	61,734	3,691,076	0.5%
Kinsale Capital Group, Inc	15,683	2,940,092	0.4%
Lazard, Ltd., Class A	87,934	2,960,738	0.4%
#* LendingTree, Inc	10,158	3,287,027	0.5%
RLI Corp	37,498	3,251,077	0.5%
Other Securities		36,149,823	5.2%

TOTAL FINANCIALS		52,279,833	7.5%

HEALTH CARE — (10.5%)
* AMN Healthcare Services, Inc	45,720	2,984,602	0.4%
* LHC Group, Inc	18,251	3,952,254	0.6%
* Medpace Holdings, Inc	33,480	3,714,271	0.5%
* Omnicell, Inc	38,941	3,370,344	0.5%

14

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Other Securities		$64,458,374	9.3%

TOTAL HEALTH CARE		78,479,845	11.3%

INDUSTRIALS — (22.2%)
AAON, Inc	51,840	3,027,974	0.4%
* Builders FirstSource, Inc	124,893	3,784,258	0.5%
CoreLogic, Inc	49,921	3,840,423	0.6%
Exponent, Inc	49,829	3,467,600	0.5%
Landstar System, Inc	30,625	3,818,938	0.6%
MSA Safety, Inc	30,855	4,070,392	0.6%
* Saia, Inc	22,005	3,249,258	0.5%
Simpson Manufacturing Co., Inc	38,377	3,404,807	0.5%
#* SiteOne Landscape Supply, Inc	37,435	4,473,108	0.6%
Tetra Tech, Inc	52,146	5,262,053	0.8%
#* Trex Co., Inc	78,664	5,470,295	0.8%
* TriNet Group, Inc	57,613	3,970,688	0.6%
Other Securities		117,413,582	16.8%

TOTAL INDUSTRIALS		165,253,376	23.8%

INFORMATION TECHNOLOGY — (18.6%)
* Cirrus Logic, Inc	43,913	3,024,288	0.4%
* Globant SA	28,171	5,087,964	0.7%
* Lattice Semiconductor Corp	146,912	5,127,229	0.7%
* Manhattan Associates, Inc	36,372	3,109,806	0.4%
* Novanta, Inc	34,180	3,716,050	0.5%
Power Integrations, Inc	50,898	3,064,569	0.4%
Other Securities		115,526,090	16.8%

TOTAL INFORMATION TECHNOLOGY		138,655,996	19.9%

MATERIALS — (5.6%)
* Axalta Coating Systems, Ltd	119,987	3,012,874	0.4%
Other Securities		38,306,601	5.5%

TOTAL MATERIALS		41,319,475	5.9%

REAL ESTATE — (0.5%)
Other Securities		3,508,839	0.5%

UTILITIES — (0.7%)
Other Securities		5,354,935	0.8%

TOTAL COMMON STOCKS		691,386,033	99.5%

PREFERRED STOCKS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
Other Security		69,495	0.0%

TOTAL PREFERRED STOCKS		69,495	0.0%

TOTAL INVESTMENT SECURITIES (Cost $549,867,059)		691,455,528

15

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026%	981,247	$981,247	0.2%

SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	4,518,726	52,286,183	7.5%

TOTAL INVESTMENTS—(100.0%) (Cost $603,129,138)		$744,722,958	107.2%

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,705,635	—	—	$13,705,635
Consumer Discretionary	151,665,234	—	—	151,665,234
Consumer Staples	39,325,727	—	—	39,325,727
Energy	1,837,138	—	—	1,837,138
Financials	52,279,833	—	—	52,279,833
Health Care	78,475,789	$4,056	—	78,479,845
Industrials	165,253,376	—	—	165,253,376
Information Technology	138,655,996	—	—	138,655,996
Materials	41,319,475	—	—	41,319,475
Real Estate	3,508,839	—	—	3,508,839
Utilities	5,354,935	—	—	5,354,935
Preferred Stocks
Communication Services	69,495	—	—	69,495
Temporary Cash Investments	981,247	—	—	981,247
Securities Lending Collateral	—	52,286,183	—	52,286,183

TOTAL	$692,432,719	$52,290,239	—	$744,722,958

See accompanying Notes to Financial Statements.

16

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.2%)
BHP Group, Ltd	165,660	$3,971,140	0.8%
CSL, Ltd	33,058	6,692,833	1.3%
Other Securities		22,899,906	4.3%

TOTAL AUSTRALIA		33,563,879	6.4%

AUSTRIA — (0.1%)
Other Securities		331,033	0.1%

BELGIUM — (0.8%)
Other Securities		4,390,924	0.8%

CANADA — (7.8%)
Canadian National Railway Co	41,022	4,079,638	0.8%
Constellation Software, Inc	3,145	3,301,483	0.6%
Other Securities		34,650,046	6.6%

TOTAL CANADA		42,031,167	8.0%

DENMARK — (1.9%)
Novo Nordisk A.S., Class B	140,931	8,986,555	1.7%
Other Security		1,330,372	0.3%

TOTAL DENMARK		10,316,927	2.0%

FINLAND — (1.2%)
Other Securities		6,260,405	1.2%

FRANCE — (9.7%)
Air Liquide SA	31,945	4,671,582	0.9%
* Airbus SE	60,661	4,438,325	0.9%
Hermes International	2,935	2,732,778	0.5%
Kering SA	6,880	4,157,695	0.8%
Legrand SA	35,691	2,641,823	0.5%
LVMH Moet Hennessy Louis Vuitton SE	22,088	10,353,699	2.0%
* Safran SA	28,927	3,051,217	0.6%
Vinci SA	34,742	2,744,099	0.5%
Other Securities		17,485,194	3.3%

TOTAL FRANCE		52,276,412	10.0%

GERMANY — (7.4%)
* Adidas AG	13,494	4,009,133	0.8%
Deutsche Boerse AG	19,530	2,877,814	0.5%
Deutsche Post AG	103,523	4,590,001	0.9%
Deutsche Telekom AG.	365,565	5,556,130	1.1%
Infineon Technologies AG	216,788	6,035,633	1.1%
SAP SE	29,366	3,132,899	0.6%
Other Securities		13,762,156	2.6%

TOTAL GERMANY		39,963,766	7.6%

HONG KONG — (2.4%)
AIA Group, Ltd	341,800	3,252,970	0.6%
Hong Kong Exchanges & Clearing, Ltd	89,890	4,307,413	0.8%

17

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HONG KONG — (Continued)
Techtronic Industries Co., Ltd	229,000	$3,084,479	0.6%
Other Securities		2,626,308	0.5%

TOTAL HONG KONG		13,271,170	2.5%

IRELAND — (0.5%)
Other Securities		2,836,200	0.5%

ISRAEL — (0.3%)
Other Securities		1,491,412	0.3%

ITALY — (1.7%)
Other Securities		9,142,433	1.8%

JAPAN — (24.2%)
Daikin Industries, Ltd	21,100	3,948,511	0.8%
Fast Retailing Co., Ltd	5,000	3,487,708	0.7%
Kao Corp	44,000	3,132,742	0.6%
KDDI Corp	199,200	5,389,354	1.0%
NTT DOCOMO, Inc	109,500	4,077,253	0.8%
Recruit Holdings Co., Ltd	121,500	4,623,154	0.9%
Shin-Etsu Chemical Co., Ltd	19,700	2,631,265	0.5%
Sony Corp	106,900	8,911,871	1.7%
Tokyo Electron, Ltd	13,700	3,677,228	0.7%
Other Securities		90,697,760	17.3%

TOTAL JAPAN		130,576,846	25.0%

NETHERLANDS — (3.8%)
ASML Holding NV	2,127	769,555	0.1%
ASML Holding NV	13,926	5,030,210	1.0%
Unilever NV	115,804	6,549,874	1.3%
# Unilever NV	42,536	2,397,913	0.5%
Wolters Kluwer NV	58,502	4,736,712	0.9%
Other Securities		1,338,969	0.2%

TOTAL NETHERLANDS		20,823,233	4.0%

NEW ZEALAND — (0.3%)
Other Securities		1,741,743	0.3%

NORWAY — (0.6%)
Other Securities		3,461,646	0.7%

PORTUGAL — (0.1%)
Other Securities		348,942	0.1%

SINGAPORE — (0.7%)
Other Securities		3,649,863	0.7%

SPAIN — (1.8%)
Other Securities		9,562,338	1.8%

SWEDEN — (2.7%)
Atlas Copco AB, Class A	63,342	2,795,989	0.5%

18

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SWEDEN — (Continued)
Other Securities		$11,680,239	2.3%

TOTAL SWEDEN		14,476,228	2.8%

SWITZERLAND — (9.2%)
Geberit AG	5,082	2,892,518	0.6%
Kuehne + Nagel International AG	13,649	2,727,931	0.5%
Nestle SA	80,928	9,102,611	1.7%
Roche Holding AG	2,118	682,422	0.1%
Roche Holding AG	54,937	17,652,980	3.4%
SGS SA	1,431	3,574,367	0.7%
Sika AG	30,158	7,419,011	1.4%
Other Securities		5,680,590	1.1%

TOTAL SWITZERLAND		49,732,430	9.5%

UNITED KINGDOM — (12.5%)
Ashtead Group P.L.C	101,910	3,682,753	0.7%
AstraZeneca P.L.C	15,702	1,576,567	0.3%
AstraZeneca P.L.C., Sponsored ADR	107,948	5,414,672	1.0%
Compass Group P.L.C	221,144	3,026,956	0.6%
Diageo P.L.C., Sponsored ADR	24,848	3,234,713	0.6%
Experian P.L.C	123,602	4,528,021	0.9%
GlaxoSmithKline P.L.C., Sponsored ADR	190,460	6,365,173	1.2%
Imperial Brands P.L.C	190,420	3,013,909	0.6%
SSE P.L.C	182,296	2,989,560	0.6%
# Unilever P.L.C., Sponsored ADR	76,255	4,333,572	0.8%
Other Securities		29,443,268	5.6%

TOTAL UNITED KINGDOM		67,609,164	12.9%

TOTAL COMMON STOCKS		517,858,161	99.0%

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Other Securities		1,728,330	0.4%

TOTAL INVESTMENT SECURITIES (Cost $430,731,919)		519,586,491

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	1,774,987	20,538,372	3.9%

TOTAL INVESTMENTS—(100.0%) (Cost $451,265,909)		$540,124,863	103.3%

19

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2020, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	5	12/18/20	$809,324	$816,175	$6,851

Total Futures Contracts			$809,324	$816,175	$6,851

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$467,196	$33,096,683	—	$33,563,879
Austria	—	331,033	—	331,033
Belgium	93,178	4,297,746	—	4,390,924
Canada	42,031,167	—	—	42,031,167
Denmark	—	10,316,927	—	10,316,927
Finland	—	6,260,405	—	6,260,405
France	168,153	52,108,259	—	52,276,412
Germany	592,387	39,371,379	—	39,963,766
Hong Kong	—	13,271,170	—	13,271,170
Ireland	—	2,836,200	—	2,836,200
Israel	720,928	770,484	—	1,491,412
Italy	1,359,025	7,783,408	—	9,142,433
Japan	—	130,576,846	—	130,576,846
Netherlands	11,580,084	9,243,149	—	20,823,233
New Zealand	—	1,741,743	—	1,741,743
Norway	—	3,461,646	—	3,461,646
Portugal	—	348,942	—	348,942
Singapore	—	3,649,863	—	3,649,863
Spain	—	9,562,338	—	9,562,338
Sweden	—	14,476,228	—	14,476,228
Switzerland	—	49,732,430	—	49,732,430
United Kingdom	22,890,459	44,718,705	—	67,609,164
Preferred Stocks
Germany	—	1,728,330	—	1,728,330
Securities Lending Collateral	—	20,538,372	—	20,538,372
Futures Contracts**	6,851	—	—	6,851

TOTAL	$79,909,428	$460,222,286	—	$540,131,714

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

20

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2020

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.0%)
AUSTRALIA — (6.7%)
Carsales.com, Ltd	49,391	$721,591	0.3%
Other Securities		14,420,382	6.7%

TOTAL AUSTRALIA		15,141,973	7.0%

AUSTRIA — (0.7%)
ANDRITZ AG	22,054	743,806	0.4%
Other Securities		879,648	0.4%

TOTAL AUSTRIA		1,623,454	0.8%

BELGIUM — (1.1%)
Other Securities		2,485,181	1.1%

CANADA — (10.3%)
#* Kinaxis, Inc	6,150	938,818	0.4%
Parkland Corp	29,353	716,916	0.3%
* SSR Mining, Inc	44,771	828,681	0.4%
Stantec, Inc	24,160	693,809	0.3%
TFI International, Inc	21,953	977,446	0.5%
Toromont Industries, Ltd	17,443	1,086,014	0.5%
Other Securities		18,155,509	8.4%

TOTAL CANADA		23,397,193	10.8%

DENMARK — (2.3%)
Pandora A.S	30,013	2,380,914	1.1%
Royal Unibrew A.S	13,032	1,270,738	0.6%
SimCorp A.S	9,777	1,166,138	0.6%
Other Securities		514,910	0.2%

TOTAL DENMARK		5,332,700	2.5%

FINLAND — (2.1%)
Orion Oyj, Class B	26,317	1,126,357	0.5%
# Valmet Oyj	30,958	738,872	0.4%
Other Securities		2,962,917	1.3%

TOTAL FINLAND		4,828,146	2.2%

FRANCE — (4.6%)
Ω Euronext NV	12,332	1,284,026	0.6%
#* Ingenico Group SA	13,572	1,951,319	0.9%
* SOITEC	5,735	813,570	0.4%
Other Securities		6,300,187	2.9%

TOTAL FRANCE		10,349,102	4.8%

GERMANY — (5.5%)
Bechtle AG	6,767	1,162,006	0.6%
#* Evotec SE	28,193	745,060	0.4%
Gerresheimer AG	7,285	732,320	0.4%
Other Securities		9,795,334	4.4%

TOTAL GERMANY		12,434,720	5.8%

21

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (2.2%)
Vitasoy International Holdings, Ltd	186,000	$752,352	0.4%
Other Securities		4,203,757	1.9%

TOTAL HONG KONG		4,956,109	2.3%

IRELAND — (0.3%)
Other Securities		630,625	0.3%

ISRAEL — (1.2%)
Other Securities		2,646,580	1.2%

ITALY — (3.8%)
#* Amplifon SpA	26,956	980,058	0.5%
DiaSorin SpA	4,725	1,037,273	0.5%
Prysmian SpA	42,922	1,168,011	0.5%
Other Securities		5,347,199	2.5%

TOTAL ITALY.		8,532,541	4.0%

JAPAN — (22.9%)
Other Securities		51,941,267	24.1%

NETHERLANDS — (2.2%)
BE Semiconductor Industries NV	19,956	804,101	0.4%
IMCD NV	13,115	1,517,943	0.7%
Other Securities		2,656,193	1.2%

TOTAL NETHERLANDS		4,978,237	2.3%

NEW ZEALAND — (0.6%)
Other Securities		1,359,511	0.6%

NORWAY — (1.0%)
Other Securities		2,316,309	1.1%

PORTUGAL — (0.2%)
Other Securities		448,563	0.2%

SINGAPORE — (0.6%)
Other Securities		1,477,736	0.7%

SPAIN — (1.8%)
ACS Actividades de Construccion y Servicios SA	27,766	660,018	0.3%
Other Securities		3,357,102	1.6%

TOTAL SPAIN		4,017,120	1.9%

SWEDEN — (3.1%)
AddTech AB, Class B	59,248	654,754	0.3%
* Avanza Bank Holding AB	33,385	635,861	0.3%
Other Securities		5,796,869	2.7%

TOTAL SWEDEN		7,087,484	3.3%

SWITZERLAND — (6.7%)
Belimo Holding AG	128	951,898	0.4%
Cembra Money Bank AG	6,920	768,838	0.4%

22

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Ω Galenica AG	11,690	$737,194	0.3%
Georg Fischer AG	940	949,444	0.4%
Logitech International SA	25,979	2,185,513	1.0%
Siegfried Holding AG	1,058	669,829	0.3%
SIG Combibloc Group AG	59,494	1,223,719	0.6%
* Sunrise Communications Group AG	8,487	1,017,200	0.5%
Ω VAT Group AG	7,219	1,354,392	0.6%
Other Securities		5,462,385	2.6%

TOTAL SWITZERLAND		15,320,412	7.1%

UNITED KINGDOM — (14.1%)
* ASOS P.L.C	17,407	993,133	0.5%
B&M European Value Retail SA	204,628	1,284,227	0.6%
Diploma P.L.C	29,552	850,963	0.4%
Electrocomponents P.L.C	118,068	1,036,615	0.5%
Fevertree Drinks P.L.C	28,394	740,784	0.4%
* G4S P.L.C	348,237	918,273	0.4%
Games Workshop Group P.L.C	8,443	1,135,047	0.5%
* Howden Joinery Group P.L.C	112,739	930,756	0.4%
IG Group Holdings P.L.C	72,607	716,522	0.3%
IMI P.L.C	68,083	912,894	0.4%
Rotork P.L.C	228,718	833,324	0.4%
William Hill P.L.C	248,188	881,434	0.4%
Other Securities		20,798,289	9.6%

TOTAL UNITED KINGDOM		32,032,261	14.8%

TOTAL COMMON STOCKS		213,337,224	98.9%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Fuchs Petrolub SE	17,156	883,042	0.4%
Other Securities		201,202	0.1%

TOTAL GERMANY		1,084,244	0.5%

UNITED KINGDOM — (0.0%)
Other Security		225	0.0%

TOTAL PREFERRED STOCKS		1,084,469	0.5%

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
Other Security		91	0.0%

SPAIN — (0.0%)
Other Security		18,697	0.0%

TOTAL RIGHTS/WARRANTS		18,788	0.0%

TOTAL INVESTMENT SECURITIES (Cost $176,538,822)		214,440,481

SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	1,080,078	$12,497,586	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $189,034,712)		$226,938,067	105.2%

23

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2020, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	12/18/20	$485,607	$489,705	$4,098

Total Futures Contracts			$485,607	$489,705	$4,098

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$271,436	$14,870,537	—	$15,141,973
Austria	—	1,623,454	—	1,623,454
Belgium	—	2,485,181	—	2,485,181
Canada	23,397,193	—	—	23,397,193
Denmark	—	5,332,700	—	5,332,700
Finland	—	4,828,146	—	4,828,146
France	—	10,349,102	—	10,349,102
Germany	—	12,434,720	—	12,434,720
Hong Kong	—	4,956,109	—	4,956,109
Ireland	—	630,625	—	630,625
Israel	—	2,646,580	—	2,646,580
Italy	—	8,532,541	—	8,532,541
Japan	—	51,941,267	—	51,941,267
Netherlands	—	4,978,237	—	4,978,237
New Zealand	—	1,359,511	—	1,359,511
Norway	—	2,316,309	—	2,316,309
Portugal	—	448,563	—	448,563
Singapore	—	1,477,736	—	1,477,736
Spain	—	4,017,120	—	4,017,120
Sweden	—	7,087,484	—	7,087,484
Switzerland	1,017,200	14,303,212	—	15,320,412
United Kingdom	—	32,032,261	—	32,032,261
Preferred Stocks
Germany	—	1,084,244	—	1,084,244
United Kingdom	—	225	—	225
Rights/Warrants
France	—	91	—	91
Spain	—	18,697	—	18,697

24

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$12,497,586	—	$12,497,586
Futures Contracts**	$4,098	—	—	4,098

TOTAL	$24,689,927	$202,252,238	—	$226,942,165

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Growth Portfolio*	U.S. Small Cap Growth Portfolio*	International Large Cap Growth Portfolio*	International Small Cap Growth Portfolio*
ASSETS:
Investment Securities at Value (including $20,107, $78,217, $23,708 and $16,888 of securities on loan, respectively)	$2,371,992	$691,456	$519,587	$214,440
Temporary Cash Investments at Value & Cost	11,889	981	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,017, $52,281, $20,534 and $12,496, respectively)	1,017	52,286	20,538	12,498
Segregated Cash for Futures Contracts	1,248	—	60	36
Foreign Currencies at Value	—	—	913	457
Cash	—	43	1,187	56
Receivables:
Investment Securities Sold	10,305	2,210	—	955
Dividends and Interest	1,987	117	1,478	446
Securities Lending Income	2	10	9	32
Fund Shares Sold	1,597	2,031	227	25
Futures Margin Variation	—	—	—	30
Unrealized Gain on Foreign Currency Contracts	—	—	—	2
Prepaid Expenses and Other Assets	77	43	38	19

Total Assets	2,400,114	749,177	544,037	228,996

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,017	52,287	20,539	12,499
Investment Securities Purchased	—	1,292	—	11
Fund Shares Redeemed	4,198	481	237	370
Due to Advisor	325	202	101	79
Line of Credit	—	—	—	279
Futures Margin Variation	533	—	53	—
Accrued Expenses and Other Liabilities	301	101	88	68

Total Liabilities	6,374	54,363	21,018	13,306

NET ASSETS	$2,393,740	$694,814	$523,019	$215,690

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,393,740; $694,814; $523,019 and $215,690 and shares outstanding of 98,313,216, 37,224,463, 39,037,691 and 14,580,362, respectively	$24.35	$18.67	$13.40	$14.79

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

Investment Securities at Cost	$1,401,289	$549,867	$430,732	$176,539

Foreign Currencies at Cost	$—	$—	$921	$459

NET ASSETS CONSIST OF:
Paid-In Capital	$1,438,375	$574,701	$476,656	$182,674
Total Distributable Earnings (Loss)	955,365	120,113	46,363	33,016

NET ASSETS	$2,393,740	$694,814	$523,019	$215,690

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio#	U.S. Small Cap Growth Portfolio#	International Large Cap Growth Portfolio#	International Small Cap Growth Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $3, $973 and $385, respectively)	$46,538	$6,911	$10,315	$3,694
Income from Securities Lending	66	207	175	333

Total Investment Income	46,604	7,118	10,490	4,027

Fund Expenses
Investment Management Fees	3,878	2,245	1,195	1,034
Accounting & Transfer Agent Fees	497	141	125	63
Custodian Fees	29	16	45	60
Filing Fees	139	78	64	28
Shareholders’ Reports	90	45	39	28
Directors’/Trustees’ Fees & Expenses	19	5	4	1
Professional Fees	40	11	12	4
Previously Waived Fees Recovered by Advisor (Note C)	73	—	41	2
Other	68	21	22	13

Total Fund Expenses	4,833	2,562	1,547	1,233

Fees Waived, Expenses Reimbursed by Advisor (Note C)	14	—	29	65
Fees Paid Indirectly (Note C)	—	—	47	9

Net Expenses	4,819	2,562	1,471	1,159

Net Investment Income (Loss)	41,785	4,556	9,019	2,868

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(16,386)	(21,096)	(14,042)	(5,358)
Affiliated Investment Companies Shares Sold	(4)	(5)	(4)	(2)
Futures	369	(512)	(1,442)	395
Foreign Currency Transactions	—	—	(21)	(15)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	250,128	25,466	13,719	18,326
Affiliated Investment Companies Shares	(2)	(1)	3	1
Futures	(17)	—	7	4
Translation of Foreign Currency-Denominated Amounts	—	—	41	9

Net Realized and Unrealized Gain (Loss)	234,088	3,852	(1,739)	13,360

Net Increase (Decrease) in Net Assets Resulting from Operations	$275,873	$8,408	$7,280	$16,228

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Growth Portfolio		U.S. Small Cap Growth Portfolio		International Large Cap Growth Portfolio		International Small Cap Growth Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$41,785	$37,801	$4,556	$5,009	$9,019	$8,452	$2,868	$4,176
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,386)	20,486	(21,096)	3,817	(14,042)	(13,827)	(5,358)	1,160
Affiliated Investment Companies Shares Sold	(4)	—	(5)	3	(4)	—	(2)	—
Futures	369	(369)	(512)	(17)	(1,442)	57	395	(166)
Foreign Currency Transactions	—	—	—	—	(21)	6	(15)	39
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	250,128	266,090	25,466	31,040	13,719	56,533	18,326	10,012
Affiliated Investment Companies Shares	(2)	1	(1)	5	3	—	1	1
Futures	(17)	—	—	—	7	—	4	—
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	41	11	9	5

Net Increase (Decrease) in Net Assets Resulting from Operations	275,873	324,009	8,408	39,857	7,280	51,232	16,228	15,227

Distributions:
Institutional Class Shares	(60,048)	(83,596)	(8,007)	(27,282)	(8,566)	(8,124)	(3,765)	(8,491)
Capital Share Transactions (1):
Shares Issued	1,018,323	391,891	323,176	146,659	306,613	141,959	80,422	68,690
Shares Issued in Lieu of Cash Distributions	59,721	83,208	7,942	27,118	8,499	8,075	3,724	8,471
Shares Redeemed	(1,096,408)	(480,675)	(258,334)	(156,489)	(204,924)	(91,327)	(87,832)	(59,511)

Net Increase (Decrease) from Capital Share Transactions	(18,364)	(5,576)	72,784	17,288	110,188	58,707	(3,686)	17,650

Total Increase (Decrease) in Net Assets	197,461	234,837	73,185	29,863	108,902	101,815	8,777	24,386
Net Assets
Beginning of Year	2,196,279	1,961,442	621,629	591,766	414,117	312,302	206,913	182,527

End of Year	$2,393,740	$2,196,279	$694,814	$621,629	$523,019	$414,117	$215,690	$206,913

(1) Shares Issued and Redeemed:
Shares Issued	44,824	19,490	18,935	8,473	23,927	11,598	6,554	5,195
Shares Issued in Lieu of Cash Distributions	2,644	4,371	454	1,691	656	644	259	655
Shares Redeemed	(48,421)	(23,753)	(15,765)	(9,091)	(16,673)	(7,509)	(6,769)	(4,426)

Net Increase (Decrease) from Shares Issued and Redeemed	(953)	108	3,624	1,073	7,910	4,733	44	1,424

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2020 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2019 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

28

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Growth Portfolio					U.S. Small Cap Growth Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$22.13	$19.78	$18.22	$14.91	$14.82	$18.50	$18.19	$18.25	$14.66	$14.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.38	0.37	0.30	0.27	0.12	0.15	0.15	0.14	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	2.41	2.81	1.59	3.30	0.17	0.27	1.00	0.12	3.68	0.02

Total from Investment Operations	2.80	3.19	1.96	3.60	0.44	0.39	1.15	0.27	3.82	0.16

Less Distributions:
Net Investment Income	(0.38)	(0.35)	(0.35)	(0.29)	(0.27)	(0.12)	(0.15)	(0.15)	(0.14)	(0.14)
Net Realized Gains	(0.20)	(0.49)	(0.05)	—	(0.08)	(0.10)	(0.69)	(0.18)	(0.09)	(0.10)

Total Distributions	(0.58)	(0.84)	(0.40)	(0.29)	(0.35)	(0.22)	(0.84)	(0.33)	(0.23)	(0.24)

Net Asset Value, End of Period	$24.35	$22.13	$19.78	$18.22	$14.91	$18.67	$18.50	$18.19	$18.25	$14.66

Total Return	12.89%	16.87%	10.72%	24.34%	3.00%	2.23%	7.04%	1.43%	26.15%	1.12%

Net Assets, End of Period (thousands)	$2,393,740	$2,196,279	$1,961,442	$1,645,255	$1,102,580	$694,814	$621,629	$591,766	$508,137	$319,024
Ratio of Expenses to Average Net Assets	0.19%	0.20%	0.19%	0.20%	0.20%	0.38%	0.39%	0.38%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.19%	0.20%	0.19%	0.19%	0.20%	0.38%	0.39%	0.38%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.83%	1.83%	1.78%	1.86%	0.68%	0.84%	0.78%	0.85%	0.95%
Portfolio Turnover Rate	20%	11%	19%	14%	14%	32%	24%	23%	27%	47%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

29

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Large Cap Growth Portfolio					International Small Cap Growth Portfolio
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Year Ended Oct 31, 2016
Net Asset Value, Beginning of Period	$13.30	$11.83	$13.00	10.78	$11.19	$14.23	$13.92	$15.83	12.69	$12.45

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23	0.30	0.30	0.27	0.27	0.19	0.30	0.33	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09	1.46	(1.18)	2.21	(0.43)	0.62	0.69	(1.53)	3.16	0.38

Total from Investment Operations	0.32	1.76	(0.88)	2.48	(0.16)	0.81	0.99	(1.20)	3.440.63

Less Distributions:
Net Investment Income	(0.22)	(0.29)	(0.29)	(0.26)	(0.25)	(0.18)	(0.28)	(0.32)	(0.28)	(0.24)
Net Realized Gains	—	—	—	—	—	(0.07)	(0.40)	(0.39)	(0.02)	(0.15)
Total Distributions	(0.22)	(0.29)	(0.29)	(0.26)	(0.25)	(0.25)	(0.68)	(0.71)	(0.30)	(0.39)

Net Asset Value, End of Period	$13.40	$13.30	$11.83	$13.00	$10.78	$14.79	$14.23	$13.92	$15.83	$12.69

Total Return	2.50%	15.01%	(6.92%)	23.23%	(1.43%)	5.75%	7.64%	(8.00%)	27.49%	5.21%
Net Assets, End of Period (thousands)	$523,019	$414,117	$312,30	$322,796	$225,886	$215,690	$206,913	$182,527	$177,770	$118,697
Ratio of Expenses to Average Net Assets	0.29%	0.29%	0.30%	0.30%	0.30%	0.55%	0.54%	0.55%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid
Indirectly)	0.30%	0.33%	0.30%	0.31%	0.33%	0.58%	0.61%	0.57%	0.63%	0.65%
Ratio of Net Investment Income to Average Net Assets	1.78%	2.39%	2.30%	2.29%	2.47%	1.35%	2.21%	2.08%	1.97%	2.04%
Portfolio Turnover Rate	17%	20%	19%	21%	20%	34%	35%	30%	27%	29%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

30

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers one hundred and six operational portfolios, four of which, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by U.S. Large Cap Growth Portfolio and U.S. Small Cap Growth Portfolio (the “Domestic Equity Portfolios”) and International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

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The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios use data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA

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International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2020, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

U.S. Large Cap Growth Portfolio	0.16	%*
U.S. Small Cap Growth Portfolio	0.34	%*
International Large Cap Growth Portfolio	0.24	%*
International Small Cap Growth Portfolio	0.49	%*

*	Effective as of February 28, 2020, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2020	Management Fee Effective February 28, 2020
U.S. Large Cap Growth Portfolio	0.17%	0.15%
U.S. Small Cap Growth Portfolio	0.35%	0.33%
International Large Cap Growth Portfolio	0.25%	0.23%
International Small Cap Growth Portfolio	0.50%	0.48%

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Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolios, the Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed below as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

During the year ended October 31, 2020, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020 and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020 are also reflected below (amounts in thousands). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Cap Growth Portfolio	0.20%	$73	$14	$14
U.S. Small Cap Growth Portfolio	0.40%	—	—	—
International Large Cap Growth Portfolio	0.30%	41	29	150
International Small Cap Growth Portfolio	0.55%	2	65	231

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2020, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
International Large Cap Growth Portfolio	$47
International Small Cap Growth Portfolio	9

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Growth Portfolio	$23
U.S. Small Cap Growth Portfolio	7
International Large Cap Growth Portfolio	5
International Small Cap Growth Portfolio	2

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
U.S. Large Cap Growth Portfolio	$489,523	$532,108
U.S. Small Cap Growth Portfolio	281,867	209,961
International Large Cap Growth Portfolio	192,169	83,809
International Small Cap Growth Portfolio	70,718	72,451

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
U.S. Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$17,682	$165,782	$182,441	$(4)	$(2)	$1,017	88	$139	—

Total	$17,682	$165,782	$182,441	$(4)	$(2)	$1,017	88	$139	—

U.S. Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$61,260	$263,727	$272,695	$(5)	$(1)	$52,286	4,519	$443	—

Total	$61,260	$263,727	$272,695	$(5)	$(1)	$52,286	4,519	$443	—

International Large Cap Growth Portfolio
The DFA Short Term Investment Fund	$12,163	$183,498	$175,122	$(4)	$3	$20,538	1,775	$108	—

Total	$12,163	$183,498	$175,122	$(4)	$3	$20,538	1,775	$108	—

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	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
International Small Cap Growth Portfolio
The DFA Short Term Investment Fund	$8,804	$54,367	$50,672	$(2)	$1	$12,498	1,080	$81	—

Total	$8,804	$54,367	$50,672	$(2)	$1	$12,498	1,080	$81	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Cap Growth Portfolio
2019	$34,952	$48,644	—	$83,596
2020	39,921	20,127	—	60,048
U.S. Small Cap Growth Portfolio
2019	4,838	22,444	—	27,282
2020	4,848	3,160	—	8,008
International Large Cap Growth Portfolio
2019	8,124	—	—	8,124
2020	8,566	—	—	8,566
International Small Cap Growth Portfolio
2019	3,742	4,749	—	8,491
2020	2,789	975	—	3,764

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As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Growth Portfolio	$(1,679)	—	$(1,679)
U.S. Small Cap Growth Portfolio	(23)	—	(23)
International Large Cap Growth Portfolio	(628)	—	(628)
International Small Cap Growth Portfolio	(256)	—	(256)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Cap Growth Portfolio	$714	—	$(16,031)	$970,703	$955,386
U.S. Small Cap Growth Portfolio	5	—	(21,598)	141,713	120,120
International Large Cap Growth
Portfolio	337	—	(42,416)	88,447	46,368
International Small Cap Growth
Portfolio	425	—	(5,007)	37,625	33,043

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
U.S. Large Cap Growth Portfolio	$16,031	$16,031
U.S. Small Cap Growth Portfolio	21,598	21,598
International Large Cap Growth Portfolio	42,416	42,416
International Small Cap Growth Portfolio	5,007	5,007

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Growth Portfolio	$1,414,196	$995,461	$(24,758)	$970,703
U.S. Small Cap Growth Portfolio	603,010	179,627	(37,914)	141,713

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	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
International Large Cap Growth Portfolio	$451,703	$118,282	$(29,860)	$88,422
International Small Cap Growth Portfolio	189,320	52,673	(15,053)	37,620

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal periods remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the International Equity Portfolios may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Futures Contracts: The Portfolios listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolios to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2020 was as follows (amount in thousands):

Futures*
U.S. Large Cap Growth Portfolio	$11,689
International Large Cap Growth Portfolio	266
International Small Cap Growth Portfolio	161

*	Average Notional Value of contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2020 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2020	Equity Contracts *,(1)
International Large Cap Growth Portfolio	$7	$7
International Small Cap Growth Portfolio	4	4

	Liability Derivatives Value
	Total Value at October 31, 2020	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$(18)	$(18)

(1)	Presented on Statements of Assets and Liabilities as Receivables: Futures Margin Variation.

(2)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings through the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Cap Growth Portfolio	$369	$369
U.S. Small Cap Growth Portfolio	(512)	(512	)*
International Large Cap Growth Portfolio	(1,442)	(1,442)
International Small Cap Growth Portfolio	395	395

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Cap Growth Portfolio	$(17)	$(17)
International Large Cap Growth Portfolio	7	7
International Small Cap Growth Portfolio	4	4

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(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Portfolio had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
U.S. Large Cap Growth Portfolio	1.22%	$12,291	32	$10	$24,539	—
U.S. Small Cap Growth Portfolio	1.32%	2,051	47	3	14,237	—
International Large Cap Growth Portfolio	0.95%	1,976	66	3	12,510	—
International Small Cap Growth Portfolio	1.01%	430	54	1	2,366	$279

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

40

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2020, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2020, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Growth Portfolio	$24,552	$87,439	$2,635
U.S. Small Cap Growth Portfolio	57,038	32,152	(18,834)
International Large Cap Growth Portfolio	14,100	12,525	(2,889)
International Small Cap Growth Portfolio	6,894	10,677	(379)

J. Securities Lending:

As of October 31, 2020, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. Additionally, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Growth Portfolio	$20,190
U.S. Small Cap Growth Portfolio	29,023
International Large Cap Growth Portfolio	4,480
International Small Cap Growth Portfolio	5,408

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

41

Subject to its stated investment policies, a Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2020:

	Remaining Contractual Maturity of the Agreements As of October 31, 2020
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Cap Growth Portfolio
Common Stocks	$1,017	—	—	—	$1,017
U.S. Small Cap Growth Portfolio
Common Stocks	52,287	—	—	—	52,287
International Large Cap Growth Portfolio
Common Stocks	20,539	—	—	—	20,539
International Small Cap Growth Portfolio
Common Stocks	12,499	—	—	—	12,499

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing

42

standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

M. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

N. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Cap Growth Portfolio	3	77%
U.S. Small Cap Growth Portfolio	4	80%
International Large Cap Growth Portfolio	3	83%
International Small Cap Growth Portfolio	3	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, International Large Cap Growth Portfolio and International Small Cap Growth Portfolio (four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).
Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980- 2014).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010- September 2017).	132 portfolios in 5 investment companies	None

1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2 Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since September 2019)

•  Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

•  Co-Chief Executive Officer of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

49

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2016) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•  DFA Investment Dimensions Group Inc.

•  Dimensional Investment Group Inc.

•  The DFA Investment Trust Company

•  Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•  Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•  Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since June 2020)

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Vice President and Assistant Treasurer (since June 2020)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)
Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  the DFA Fund Complex (since 2017)

•  Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•  all the DFA Entities (since 2001)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc. o DFA Securities LLC

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of • Dimensional Fund Advisors LP (1997 – 2017) • Dimensional Holdings Inc. (2006 – 2017) • DFA Securities LLC (1997 – 2017) • Dimensional Investment LLC (2009 – 2017)
Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary of

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

51

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Fund II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•  Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

52

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

53

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
U.S. Large Cap Growth Portfolio	66%	—	34%	—	—	100%	80%	100%	—	—	2%	1%	—
U.S. Small Cap Growth Portfolio	61%	—	39%	—	—	100%	80%	100%	—	—	1%	1%	—
International Large Cap Growth Portfolio	100%	—	—	—	—	100%	—	100%	—	9%	100%	—	—
International Small Cap Growth Portfolio	74%	—	26%	—	—	100%	—	100%	—	11%	96%	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

54

DFA103120-041A 00253053

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional Retirement Income Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on the Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform the Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.

(B)	Non-Annualized

(C)	Represents the combined ratios for the Portfolio and its pro-rata share of its Underlying Funds.

(D)	Annualized

(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.

SEC	Securities and Exchange Commission

Commencement of Operations.

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional Retirement Income Fund vs.

S&P Global BMI Index (net dividends),

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved. FTSE fixed income indices ©2020 FTSE Fixed Income LLC.All rights reserved.

Average Annual Total Return	One Year	Since Inception
	6.19%	4.37%

2

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

3

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

4

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2020

Bond yields decreased in the U.S. during the 12 months ended October 31, 2020. Short-term yields decreased more than long-term yields. However, given their longer duration, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well. Bond yields, however, generally increased in Japan during the period.

Long-term bond indices generally outperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2020. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 2.44%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned 8.76%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 3.25%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 14.04%.

	October 31, 2019	October 31, 2020	Change
One-Month Treasury Bill (yield)	1.59%	0.08%	-1.51%
Ten-Year U.S. Treasury Notes (yield)	1.69%	0.88%	-0.81%

Source: Bloomberg

5

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration range, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads began the period relatively narrow and then widened in early 2020 before narrowing at the end of the period. As a result, the variable credit Portfolios began the period positioned below their maximum allowable weights in single-A, BBB, and BB rated bonds. As credit spreads widened during the period, the variable credit Portfolios generally increased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive for short-term bonds but negative for intermediate- and long-term bonds. Credit bonds did, however, generally outperform securitized bonds, such as mortgage backed securities, over the period.

Dimensional Retirement Income Fund

The Dimensional Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S. Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA One-Year Fixed Income Portfolio and the DFA Inflation-Protected Securities Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 6.19% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

6

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the Fixed Income Underlying Funds collectively outperformed the fixed income benchmark for the period. The Fixed Income Underlying funds had an average duration of approximately 4.77 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

7

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLE

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,050.80	0.22%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,024.03	0.22%	$1.12

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUND OF FUNDS

Affiliated Investment Companies
Dimensional Retirement Income Fund	100.0%

9

DIMENSIONAL RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,277,617	$16,672,898
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,086,681	11,192,816
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	90,130	2,274,891
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	90,593	2,272,870
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	50,588	1,057,288
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	34,725	706,299
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	43,993	531,440

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $31,893,041)		$34,708,502

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $218,394)	218,394	218,394

TOTAL INVESTMENTS — (100.0%) (Cost $32,111,435)		$34,926,896

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$34,708,502	—	—	$34,708,502
Temporary Cash Investments	218,394	—	—	218,394

TOTAL	$34,926,896	—	—	$34,926,896

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

Dimensional Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$34,710
Temporary Cash Investments at Value & Cost	218
Receivables:
Fund Shares Sold	83
Due from Advisor	7
Prepaid Expenses and Other Assets	14

Total Assets	35,032

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	94
Fund Shares Redeemed	5
Accrued Expenses and Other Liabilities	121

Total Liabilities	220

NET ASSETS	$34,812

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	3,064,993

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.36

Investments in Affiliated Investment Companies at Cost	$31,893

NET ASSETS CONSIST OF:
Paid-In Capital	$32,736
Total Distributable Earnings (Loss)	2,076

NET ASSETS	$34,812

(1) NUMBER OF SHARES AUTHORIZED	800,000,000

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

11

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

Dimensional Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$329

Total Investment Income	329

Expenses
Accounting & Transfer Agent Fees	11
Custodian Fees	1
Filing Fees	34
Shareholders’ Reports	15
Professional Fees	19
Other	2

Total Expenses	82

Fees Waived, Expenses Reimbursed by Advisor (Note C)	66

Net Expenses	16

Net Investment Income (Loss)	313

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	37
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(41)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,192

Net Realized and Unrealized Gain (Loss)	1,188

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,501

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$313	$369
Capital Gain Distributions Received from Affiliated Investment Companies	37	14
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(41)	(45)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	1,192	1,041

Net Increase (Decrease) in Net Assets Resulting from Operations	1,501	1,379

Distributions:
Institutional Class Shares	(334)	(378)
Capital Share Transactions (1):
Shares Issued	17,656	9,382
Shares Issued in Reorganization	6,646	—
Shares Issued in Lieu of Cash Distributions	326	366
Shares Redeemed	(10,585)	(7,154)

Net Increase (Decrease) from Capital Share Transactions	14,043	2,594

Total Increase (Decrease) in Net Assets	15,210	3,595
Net Assets
Beginning of Year	19,602	16,007

End of Year	$34,812	$19,602

(1) Shares Issued and Redeemed:
Shares Issued	1,606	896
Shares Issued in Reorganization	585	—
Shares Issued in Lieu of Cash Distributions	30	35
Shares Redeemed	(965)	(680)

Net Increase (Decrease) from Shares Issued and Redeemed	1,256	251

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional Retirement Income Fund
	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Period Nov 2, 2015 to Oct 31, 2016
Net Asset Value, Beginning of Period	$10.83	$10.27	$10.59	$10.26	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.13	0.22	0.25	0.17	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	0.53	0.57	(0.27)	0.30	0.22

Total from Investment Operations	0.66	0.79	(0.02)	0.47	0.36

Less Distributions:
Net Investment Income	(0.12)	(0.22)	(0.28)	(0.14)	(0.10)
Net Realized Gains	(0.01)	(0.01)	(0.02)	—	—

Total Distributions	(0.13)	(0.23)	(0.30)	(0.14)	(0.10)

Net Asset Value, End of Period	$11.36	$10.83	$10.27	$10.59	$10.26

Total Return	6.19%	7.72%	(0.23%)	4.65%	3.65	%(B)

Net Assets, End of Period (thousands)	$34,812	$19,602	$16,007	$11,937	$6,454
Ratio of Expenses to Average Net Assets *(C)	0.22%	0.22%	0.21%	0.22%	0.22	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.46%	0.57%	0.42%	0.43%	2.01	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.14%	2.07%	2.38%	1.61%	1.42	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.16%	0.16%	0.15%	0.16%	0.16%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or ’IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, one of which, the Dimensional Retirement Income Fund (the “Portfolio”), is included in this report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio achieves its investment objective by investing substantially all of its assets in other series of the Fund and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolio may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2020, the Portfolio was the owner of record of less than 1% of the total outstanding shares of each Underlying Fund listed on the SOI.

On February 10, 2020, the Portfolio acquired substantially all of the assets of the Dimensional 2005 Target Date Retirement Fund (the “2005 Target Date Fund”) pursuant to a plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Portfolio and the 2005 Target Date Fund since they had identical investment objectives and fundamental investment restrictions. The 2005 Target Date Fund was part of Dimensional’s suite of target date retirement income funds that seek to achieve an asset allocation consistent with the fund’s position on the evolving asset allocation “glide path” disclosed in its prospectus. Based on the design of the glide path, each such fund generally becomes more conservative (e.g., by reducing its allocation to equity underlying funds and increasing its allocation to fixed income underlying funds) until reaching a final static asset allocation or “landing point” fifteen years after its target date, at which time the fund will have approximately the same asset allocation as the Portfolio.

The Reorganization was accomplished by a tax-free exchange of 585,008 shares of the Portfolio for 594,165 shares of the 2005 Target Date Fund. The 2005 Target Date Fund had net assets immediately before the Reorganization, of $6,450,991, including $556,714 of unrealized appreciation, which were combined with the Portfolio’s net assets. Immediately before the Reorganization, the Portfolio’s net assets were $19,468,091, and immediately after the Reorganization, the Portfolio’s net assets were $25,919,082. The Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to February 10, 2020.

Assuming that the Reorganization had been completed on November 1, 2019, the Portfolio’s proforma results of operations for the period ended October 31, 2020 would have been as follows (amounts in thousands):

Net Investment Income	$339
Net Realized Gain (Loss)	17
Change in Unrealized Appreciation (Depreciation)	1,749
Net Increase (Decrease) in Net Assets Resulting from Operations	2,104

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the 2005 Target Date Fund that have been included in the Portfolio’s Statement of Operations since February 10, 2020.

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B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized

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over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the year ended October 31, 2020, the Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for the Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to 0.06% of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolio, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional Retirement Income Fund	0.06%	—	$66	$158

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolio’s transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Dimensional Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$9,356	$9,581	$3,454	$3	$1,187	$16,673	1,277	$143	$7
DFA One-Year Fixed Income Portfolio	6,200	6,940	1,943	(1)	(3)	11,193	1,087	73	—
U.S. Core Equity 1 Portfolio	1,304	1,798	1,012	(17)	246	2,319	92	31	23
U.S. Large Company Portfolio	1,297	1,696	974	11	288	2,318	92	37	7
Large Cap International Portfolio	716	819	457	(15)	(6)	1,057	51	22	—
Emerging Markets Core Equity Portfolio	358	494	174	(18)	51	711	35	13	—
International Core Equity Portfolio	359	361	169	(4)	(16)	531	44	10	—

Total	$19,590	$21,689	$8,183	$(41)	$1,747	$34,802	2,678	$329	$37

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

18

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional Retirement Income Fund
2019	$368	$10	—	$378
2020	312	22	—	334

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional Retirement Income Fund	$(2)	$(23)	$(25)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional Retirement Income Fund	—	$118	$1,958	$2,076

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by this Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Retirement Income Fund	$32,507	$2,515	—	$2,515

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

19

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Dimensional Retirement Income Fund	1.79%	$146	20	—	$240	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolio’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

J. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

K. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional Retirement Income Fund	4	82%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

21

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional Retirement Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Dimensional Retirement Income Fund (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2020 and for the period November 2, 2015 (commencement of operations) to October 31, 2016 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the four years in the period ended October 31, 2020 and for the period November 2, 2015 (commencement of operations) to October 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

24

Disinterested Directors

Other
				Portfolios	Directorships of
		Term of		within the	Public
		Office[1] and		DFA Fund	Companies Held
Name, Address and		Length of		Complex[2]	During Past 5
Year of Birth	Position	Service	Principal Occupation During Past 5 Years	Overseen	Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980- 2014).

25

Other
				Portfolios	Directorships of
		Term of		within the	Public
		Office[1] and		DFA Fund	Companies Held
Name, Address and		Length of		Complex[2]	During Past 5
Year of Birth	Position	Service	Principal Occupation During Past 5 Years	Overseen	Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

26

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Portfolios
		Term of		within the	Other Directorships
Name, Address		Office[1] and		DFA Fund	of Public Companies
and Year of		Length of		Complex[2]	Held During Past 5
Birth	Position	Service	Principal Occupation During Past 5 Years	Overseen	Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co-Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010-September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

27

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of • all the DFA Entities (since 2001)
• DFA Australia Limited (since 2002)
• Dimensional Fund Advisors Ltd. (since 2002)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional ETF Trust (since June 2020)
Director, Vice President and Assistant Secretary (since 2003) of
• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since September 2019)
• Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017	Co-Chief Executive Officer of • all the DFA entities (since 2017)
• Dimensional ETF Trust (since June 2020)

Director (since 2017) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors Canada ULC
• Dimensional Japan Ltd.
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Ltd.
• DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for
• Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of • all the DFA entities (since 2017)
• Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of
• Dimensional Japan Ltd.

President and Director (since 2016) of
• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of
• DFA Australia Limited

Director (since 2016) of
• Dimensional Advisors Ltd.
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited

28

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President (since 2016) of
• Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of
• all the DFA Entities

Formerly, Vice President (2010 – 2016) of
• Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
• Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020	Chief Compliance Officer (since August 2020) • DFA Investment Dimensions Group Inc.
• Dimensional Investment Group Inc.
• The DFA Investment Trust Company
• Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)
• Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer
• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan
• Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020	Vice President, Chief Financial Officer, and Treasurer of • the DFA Fund Complex (since March 2020) • Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investments LLC
• DFA Securities LLC

Chief Operating Officer (since December 2019)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investments LLC
• DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)
• Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of • all the DFA Entities

Vice President (since June 2020)
• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex

Vice President and Assistant Treasurer (since June 2020)
• Dimensional ETF Trust

29

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Formerly, Senior Tax Manager (2013 – 2015) for
• Dimensional Fund Advisors LP

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010)
• Dimensional ETF Trust (since June 2020)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of • the DFA Fund Complex (since 2017) • Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of
• all the DFA Entities (since 2001)
• Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.

Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• the DFA Fund Complex

Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President (since 2010) and Secretary (since 2017) of • the DFA Fund Complex Vice President and Secretary of
• Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

30

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

• DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of
• Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.

Director of
• Dimensional Funds plc (since 2014)
• Dimensional Fund II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of
• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
• all the DFA Entities

Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
• Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of
• Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020	Vice President and Assistant Treasurer of • the DFA Fund Complex (since March 2020)
• Dimensional ETF Trust (since June 2020) Vice President (since 2016) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Accounting Manager (2015-2016)
• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

32

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, the Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
Dimensional Retirement Income Fund	93%	—	7%	—	—	100%	—	17%	—	—	—	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

33

DFA103120-055A 00253054

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2020 Target Date Retirement Income Fund

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2020 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	11.11%	7.14%

Dimensional 2025 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	11.36%	8.00%

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2030 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	10.80%	8.32%

Dimensional 2035 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	8.23%	7.88%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2040 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	4.17%	7.34%

Dimensional 2045 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	3.42%	7.72%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2050 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	3.37%	7.7	3%

Dimensional 2055 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	3.56%	7.7	5%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2060 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	3.40%	7.7	3%

Dimensional 2065 Target Date Retirement Income Fund vs.

S&P STRIDE Glide Path 2060 Index

January 2, 2020-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	Since Inception
-3.18%

6

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

7

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%
For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

8

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2020

Bond yields decreased in the U.S. during the 12 months ended October 31, 2020. Short-term yields decreased more than long-term yields. However, given their longer duration, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well. Bond yields, however, generally increased in Japan during the period.

Long-term bond indices generally outperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2020. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 2.44%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned 8.76%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 3.25%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 14.04%.

9

	October 31, 2019	October 31, 2020	Change
One-Month Treasury Bill (yield)	1.59%	0.08%	-1.51%
Ten-Year U.S. Treasury Notes (yield)	1.69%	0.88%	-0.81%

Source: Bloomberg

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration range, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads began the period relatively narrow and then widened in early 2020 before narrowing at the end of the period. As a result, the variable credit Portfolios began the period positioned below their maximum allowable weights in single-A, BBB, and BB rated bonds. As credit spreads widened during the period, the variable credit Portfolios generally increased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive for short-term bonds but negative for intermediate- and long-term bonds. Credit bonds did, however, generally outperform securitized bonds, such as mortgage backed securities, over the period.

Target Date Retirement Income Fund 2020-2065 Review	12 Months Ended October 31, 2020

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors planning to retire in or within a few years of the target date associated with each Portfolio and are planning to withdraw the value of their investment in a Portfolio over many years after the target date:

Dimensional 2020 Target Date Retirement Income Fund

Dimensional 2025 Target Date Retirement Income Fund

Dimensional 2030 Target Date Retirement Income Fund

Dimensional 2035 Target Date Retirement Income Fund

Dimensional 2040 Target Date Retirement Income Fund

10

Dimensional 2045 Target Date Retirement Income Fund

Dimensional 2050 Target Date Retirement Income Fund

Dimensional 2055 Target Date Retirement Income Fund

Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund

Each Portfolio allocates investments to equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). Over time, each Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds).

In particular, the asset allocation strategy for each Portfolio reduces equity risk and seeks to lower the volatility of the inflation-adjusted income the Portfolio may be able to support in retirement as the target date associated with that Portfolio approaches. This means that Portfolios that are still far from their target date will generally focus on asset growth through a higher allocation to the equity and fixed income Underlying Funds earmarked as growth assets. Over time, the percentage of growth assets allocated to equity Underlying Funds is generally expected to decrease relative to the percentage allocated to fixed income Underlying Funds.

In addition, over time, the Portfolios will also gradually decrease their focus on asset growth and increase their focus on hedging against changes to the cost of funding in-retirement consumption. Beginning approximately 20 years prior to a Portfolio’s target date, an increasing portion of the Portfolio will be allocated to fixed income Underlying Funds that are intended to hedge against changes to the cost of funding in-retirement consumption, rather than focus on asset growth. Therefore, in evaluating the performance of this portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates decrease, the present-day cost of funding an investor’s future in-retirement consumption generally increases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

For the one-year period ending October 31, 2020, in aggregate, the equity and fixed income Underlying Funds used for growth assets had positive returns and contributed to the Portfolios’ growth assets. For Portfolios that had a portion of assets allocated to fixed income Underlying Funds for hedging changes to the costs of in-retirement consumption (e.g., Portfolios with target dates of 2040 and earlier), these Underlying Funds generally had positive returns, as interest rates generally decreased; however, as previously discussed, the cost of funding investors’ consumption in retirement increased due to the decrease in interest rates.

11

Dimensional 2020 Target Date Retirement Income Fund

The Dimensional 2020 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation- Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 11.11% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 12.15 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds outperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 11.11% for the Fund and 12.13% for the S&P STRIDE Glide Path 2020 Index, a target date benchmark.

Dimensional 2025 Target Date Retirement Income Fund

The Dimensional 2025 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation- Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

12

For the 12 months ended October 31, 2020, the total return was 11.36% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. These Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor to relative performance during a period in which realized term premiums were positive.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 16.96 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 11.36% for the Fund and 12.43% for the S&P STRIDE Glide Path 2025 Index, a target date benchmark.

Dimensional 2030 Target Date Retirement Income Fund

The Dimensional 2030 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Inflation- Protected Securities Portfolio, and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

13

For the 12 months ended October 31, 2020, the total return was 10.80% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally outperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor to relative performance during a period in which realized term premiums were positive.

The Fund’s holdings of the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 21.90 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 10.80% for the Fund and 11.29% for the S&P STRIDE Glide Path 2030 Index, a target date benchmark.

Dimensional 2035 Target Date Retirement Income Fund

The Dimensional 2035 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

14

For the 12 months ended October 31, 2020, the total return was 8.23% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor to relative performance during a period in which realized term premiums were positive.

The Fund’s holdings of the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 24.81 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 8.23% for the Fund and 8.83% for the S&P STRIDE Glide Path 2035 Index, a target date benchmark.

Dimensional 2040 Target Date Retirement Income Fund

The Dimensional 2040 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio,

15

International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio, DFA Two-Year Global Fixed Income Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 4.17% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor to relative performance during a period in which realized term premiums were positive.

The Fund’s holdings of the DFA LTIP Portfolio are intended to hedge against changes to the cost of funding in retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 24.85 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. These holdings outperformed the fixed income benchmark for the period. These Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 4.17% for the Fund and 5.77% for the S&P STRIDE Glide Path 2040 Index, a target date benchmark.

16

Dimensional 2045 Target Date Retirement Income Fund

The Dimensional 2045 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 3.42% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor from relative performance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 3.42% for the Fund and 5.58% for the S&P STRIDE Glide Path 2045 Index, a target date benchmark.

Dimensional 2050 Target Date Retirement Income Fund

The Dimensional 2050 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio.

U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Portfolio’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

17

For the 12 months ended October 31, 2020, the total return was 3.37% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor from relative performance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 3.37% for the Fund and 5.40% for the S&P STRIDE Glide Path 2050 Index, a target date benchmark.

Dimensional 2055 Target Date Retirement Income Fund

The Dimensional 2055 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 3.56% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms the Fund’s fixed income benchmark.

18

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor from relative performance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 3.56% for the Fund and 5.40% for the S&P STRIDE Glide Path 2055 Index, a target date benchmark.

Dimensional 2060 Target Date Retirement Income Fund

The Dimensional 2060 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 3.40% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

19

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.84 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. For the 12 months ended October 31, 2020, these holdings underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor from relative performance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 3.40% for the Fund and 5.40% for the S&P STRIDE Glide Path 2060 Index, a target date benchmark.

Dimensional 2065 Target Date Retirement Income Fund

The Dimensional 2065 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the period since the Portfolio’s inception on January 2, 2020, ended October 31, 2020, the total return was -3.18% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute part of the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the since inception period ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the DFA Short-Term Extended Quality Portfolio and the DFA Two-Year Global Fixed Income Portfolio are also intended to be part of the Fund’s growth assets and seek to capture term and credit premiums within global investment grade bonds. These Fixed Income Underlying Funds’ had an average duration of approximately 0.85 years since inception, compared to an average duration of approximately 1.90 years for the fixed income benchmark. From the Fund’s

20

inception to October 31, 2020, the Fixed Income Underlying Funds underperformed the fixed income benchmark. The Fixed Income Underlying Funds’ shorter duration relative to the fixed income benchmark was the primary detractor from relative performance during a period in which realized term premiums were positive.

For the since inception period ended October 31, 2020, the total return was -3.18% for the Fund and -1.23% for the S&P STRIDE Glide Path 2060 Index, a target date benchmark.

21

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/20	10/31/20	Ratio (1)	Period (1)
Dimensional 2020 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,065.50	0.20%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.20%	$1.02
Dimensional 2025 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,071.80	0.21%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07

22

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/20	10/31/20	Ratio (1)	Period (1)
Dimensional 2030 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,081.70	0.23%	$1.20
Hypothetical 5% Annual Return	$1,000.00	$1,023.98	0.23%	$1.17
Dimensional 2035 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,096.10	0.25%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27
Dimensional 2040 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,110.10	0.25%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27
Dimensional 2045 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,127.70	0.25%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27
Dimensional 2050 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,132.60	0.25%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27
Dimensional 2055 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,132.30	0.25%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27
Dimensional 2060 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,131.00	0.25%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.88	0.25%	$1.27
Dimensional 2065 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,148.90	0.21%	$1.13
Hypothetical 5% Annual Return	$1,000.00	$1,024.08	0.21%	$1.07

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

23

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2020 Target Date Retirement Income Fund	100.0%
Dimensional 2025 Target Date Retirement Income Fund	100.0%
Dimensional 2030 Target Date Retirement Income Fund	100.0%
Dimensional 2035 Target Date Retirement Income Fund	100.0%
Dimensional 2040 Target Date Retirement Income Fund	100.0%
Dimensional 2045 Target Date Retirement Income Fund	100.0%
Dimensional 2050 Target Date Retirement Income Fund	100.0%
Dimensional 2055 Target Date Retirement Income Fund	100.0%
Dimensional 2060 Target Date Retirement Income Fund	100.0%
Dimensional 2065 Target Date Retirement Income Fund	100.0%

24

DIMENSIONAL 2020 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	5,587,928	$72,922,466
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	1,872,745	22,772,576
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	397,030	10,021,028
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	398,339	9,998,303
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	224,386	4,689,676
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	154,099	3,134,373
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	194,884	2,354,201

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $105,354,449)		$125,892,623

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $62,673)	62,673	62,673

TOTAL INVESTMENTS — (100.0%) (Cost $105,417,122)		$125,955,296

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$125,892,623	—	—	$125,892,623
Temporary Cash Investments	62,673	—	—	62,673

TOTAL	$125,955,296	—	—	$125,955,296

See accompanying Notes to Financial Statements.

25

DIMENSIONAL 2025 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	4,155,629	$50,532,455
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,779,935	49,328,150
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	791,990	19,989,826
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	794,926	19,952,639
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	450,416	9,413,703
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	306,124	6,226,556
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	390,961	4,722,806
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	349,335	3,832,207
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	383,030	3,830,296

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $135,924,752)		$167,828,638

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $288,064)	288,064	288,064

TOTAL INVESTMENTS — (100.0%) (Cost $136,212,816)		$168,116,702

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$167,828,638	—	—	$167,828,638
Temporary Cash Investments	288,064	—	—	288,064

TOTAL	$168,116,702	—	—	$168,116,702

See accompanying Notes to Financial Statements.

26

DIMENSIONAL 2030 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	3,849,771	$46,813,221
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	963,565	24,320,370
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	958,045	24,046,932
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	917,993	11,979,808
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	543,037	11,349,472
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	370,140	7,528,655
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	730,042	7,300,420
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	665,431	7,299,774
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	472,813	5,711,581

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $115,144,220)		$146,350,233

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $48,467)	48,467	48,467

TOTAL INVESTMENTS — (100.0%) (Cost $115,192,687)		$146,398,700

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$146,350,233	—	—	$146,350,233
Temporary Cash Investments	48,467	—	—	48,467

TOTAL	$146,398,700	—	—	$146,398,700

See accompanying Notes to Financial Statements.

27

DIMENSIONAL 2035 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	2,117,508	$25,748,901
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	942,039	23,777,066
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	946,891	23,765,953
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	540,823	11,303,207
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	792,219	8,690,644
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	868,350	8,683,498
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	365,731	7,438,974
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	469,402	5,670,376

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $92,850,211)		$115,078,619

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $720,561)	720,561	720,561

TOTAL INVESTMENTS — (100.0%) (Cost $93,570,772)		$115,799,180

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$115,078,619	—	—	$115,078,619
Temporary Cash Investments	720,561	—	—	720,561

TOTAL	$115,799,180	—	—	$115,799,180

See accompanying Notes to Financial Statements.

28

DIMENSIONAL 2040 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	920,133	$23,224,165
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	921,335	23,125,511
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	524,239	10,956,587
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	956,830	9,568,303
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	871,430	9,559,588
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	332,017	6,753,230
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	458,349	5,536,857
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc.	233,339	2,837,401

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $76,404,079)		$91,561,642

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $19,997)	19,997	19,997

TOTAL INVESTMENTS — (100.0%) (Cost $76,424,076)		$91,581,639

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$91,561,642	—	—	$91,561,642
Temporary Cash Investments	19,997	—	—	19,997

TOTAL	$91,581,639	—	—	$91,581,639

See accompanying Notes to Financial Statements.

29

DIMENSIONAL 2045 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	736,497	$18,589,174
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	739,140	18,552,401
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	417,685	8,729,622
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	285,421	5,805,470
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	362,365	4,377,369
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	322,595	3,225,951
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	293,802	3,223,013

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $51,938,991)		$62,503,000

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $61,625)	61,625	61,625

TOTAL INVESTMENTS — (100.0%) (Cost $52,000,616)		$62,564,625

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$62,503,000	—	—	$62,503,000
Temporary Cash Investments	61,625	—	—	61,625

TOTAL	$62,564,625	—	—	$62,564,625

See accompanying Notes to Financial Statements.

30

DIMENSIONAL 2050 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	590,827	$14,829,743
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	587,313	14,823,783
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	332,840	6,956,359
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	229,190	4,661,728
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	287,704	3,475,467
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	121,633	1,216,328
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	110,777	1,215,221

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $37,887,616)		$47,178,629

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $52,196)	52,196	52,196

TOTAL INVESTMENTS — (100.0%) (Cost $37,939,812)		$47,230,825

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$47,178,629	—	—	$47,178,629
Temporary Cash Investments	52,196	—	—	52,196

TOTAL	$47,230,825	—	—	$47,230,825

See accompanying Notes to Financial Statements.

31

DIMENSIONAL 2055 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	311,560	$7,863,776
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	312,765	7,851,398
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	176,707	3,693,175
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	121,636	2,474,074
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	152,918	1,847,252
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	64,503	645,027
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	58,746	644,440

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $21,358,146)		$25,019,142

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $37,752)	37,752	37,752

TOTAL INVESTMENTS — (100.0%) (Cost $21,395,898)		$25,056,894

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$25,019,142	—	—	$25,019,142
Temporary Cash Investments	37,752	—	—	37,752

TOTAL	$25,056,894	—	—	$25,056,894

See accompanying Notes to Financial Statements.

32

DIMENSIONAL 2060 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	260,619	$6,541,533
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	259,029	6,537,887
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	147,166	3,075,778
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	101,003	2,054,407
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	126,773	1,531,415
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	54,852	548,525
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	49,957	548,025

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,207,067)		$20,837,570

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $24,679)	24,679	24,679

TOTAL INVESTMENTS — (100.0%) (Cost $18,231,746)		$20,862,249

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$20,837,570	—	—	$20,837,570
Temporary Cash Investments	24,679	—	—	24,679

TOTAL	$20,862,249	—	—	$20,862,249

See accompanying Notes to Financial Statements.

33

DIMENSIONAL 2065 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (95.3%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	11,906	$298,841
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	11,835	298,704
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	6,696	139,940
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	4,603	93,633
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,803	70,099
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	2,562	25,620
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	2,159	23,690

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $902,865)		$950,527

TEMPORARY CASH INVESTMENTS — (4.7%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $46,408)	46,408	46,408

TOTAL INVESTMENTS — (100.0%) (Cost $949,273)		$996,935

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$950,527	—	—	$950,527
Temporary Cash Investments	46,408	—	—	46,408

TOTAL	$996,935	—	—	$996,935

See accompanying Notes to Financial Statements.

34

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Dimensional	Dimensional	Dimensional	Dimensional	Dimensional
	2020 Target	2025 Target	2030 Target	2035 Target	2040 Target
	Date	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement	Retirement
	Income Fund+	Income Fund+	Income Fund+	Income Fund+	Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$125,893	$167,829	$146,351	$115,079	$91,562
Temporary Cash Investments at Value & Cost	63	288	48	721	20
Receivables:
Affiliated Investment Companies Sold	—	—	—	—	47
Fund Shares Sold	56	46	36	45	52
Due from Advisor	4	2	5	4	4
Prepaid Expenses and Other Assets	18	18	14	14	12

Total Assets	126,034	168,183	146,454	115,863	91,697

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	—	182	—	643	—
Fund Shares Redeemed	185	102	11	89	2
Accrued Expenses and Other Liabilities	39	42	41	38	37

Total Liabilities	224	326	52	770	39

NET ASSETS	$125,810	$167,857	$146,402	$115,093	$91,658

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $125,810; $167,857; $146,402; $115,093 and $91,658 and shares outstanding of 9,935,788, 12,689,808, 10,890,900, 8,718,249 and 7,108,012, respectively	$12.66	$13.23	$13.44	$13.20	$12.90

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$105,354	$135,925	$115,144	$92,850	$76,404

NET ASSETS CONSIST OF:
Paid-In Capital	$104,028	$133,282	$112,734	$91,326	$75,688
Total Distributable Earnings (Loss)	21,782	34,575	33,668	23,767	15,970

NET ASSETS	$125,810	$167,857	$146,402	$115,093	$91,658

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

35

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Dimensional	Dimensional	Dimensional	Dimensional	Dimensional
	2045 Target	2050 Target	2055 Target	2060 Target	2065 Target
	Date	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement	Retirement
	Income Fund+	Income Fund+	Income Fund+	Income Fund+	Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$62,503	$47,179	$25,019	$20,838	$951
Temporary Cash Investments at Value & Cost	62	52	38	25	46
Receivables:
Fund Shares Sold	66	153	54	88	3
Due from Advisor	5	5	5	5	10
Prepaid Expenses and Other Assets	11	13	11	11	2

Total Assets	62,647	47,402	25,127	20,967	1,012

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	30	30	13	4	—
Fund Shares Redeemed	1	13	10	—	—
Accrued Expenses and Other Liabilities	31	31	30	29	58

Total Liabilities	62	74	53	33	58

NET ASSETS	$62,585	$47,328	$25,074	$20,934	$954

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $62,585; $47,328; $25,074; $20,934 and $954 and shares outstanding of 4,777,466, 3,630,367, 1,920,505, 1,597,653 and 101,178, respectively	$13.10	$13.04	$13.06	$13.10	$9.43

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000	800,000,000	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$51,939	$37,888	$21,358	$18,207	$903

NET ASSETS CONSIST OF:
Paid-In Capital	$51,692	$37,336	$21,739	$18,657	$930
Total Distributable Earnings (Loss)	10,893	9,992	3,335	2,277	24

NET ASSETS	$62,585	$47,328	$25,074	$20,934	$954

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

36

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Dimensional	Dimensional	Dimensional	Dimensional	Dimensional
	2020 Target	2025 Target	2030 Target	2035 Target	2040 Target
	Date	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement	Retirement
	Income Fund	Income Fund	Income Fund	Income Fund	Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,568	$2,483	$2,564	$2,186	$1,908

Total Investment Income	1,568	2,483	2,564	2,186	1,908

Expenses
Accounting & Transfer Agent Fees	27	27	26	23	21
Custodian Fees	2	1	2	2	2
Filing Fees	28	28	25	24	25
Shareholders’ Reports	11	13	13	12	11
Directors’/Trustees’ Fees & Expenses	1	2	2	1	1
Professional Fees	1	2	2	1	1
Previously Waived Fees Recovered by Advisor (Note C)	1	10	5	2	1
Other	22	29	28	23	19

Total Expenses	93	112	103	88	81

Fees Waived, Expenses Reimbursed by Advisor (Note C)	22	12	11	17	24

Net Expenses.	71	100	92	71	57

Net Investment Income (Loss)	1,497	2,383	2,472	2,115	1,851

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	261	491	601	601	603
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	2,202	4,005	4,052	2,168	1,460
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,411	11,040	9,832	5,335	934

Net Realized and Unrealized Gain (Loss)	10,874	15,536	14,485	8,104	2,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,371	$17,919	$16,957	$10,219	$4,848

See accompanying Notes to Financial Statements.

37

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Dimensional	Dimensional	Dimensional	Dimensional	Dimensional
	2045 Target	2050 Target	2055 Target	2060 Target	2065 Target
	Date	Date	Date	Date	Date
	Retirement	Retirement	Retirement	Retirement	Retirement
	Income Fund	Income Fund	Income Fund	Income Fund	Income FundƱ
Investment Income
Income Distributions Received from Affiliated Investment Companies	$1,367	$1,077	$573	$426	$7

Total Investment Income	1,367	1,077	573	426	7

Expenses
Accounting & Transfer Agent Fees	20	19	19	19	2
Custodian Fees	22		22		1
Filing Fees	24	24	23	21	1
Shareholders’ Reports	10	9	8	8	16
Professional Fees	11		11		60
Organizational & Offering Costs	—	—	—	—	49
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	1	—
Other	14	12	6	4	1

Total Expenses	72	67	59	56	130

Fees Waived, Expenses Reimbursed by Advisor (Note C)	30	35	41	43	130

Net Expenses	42	32	18	13	—

Net Investment Income (Loss)	1,325	1,045	555	413	7

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	518	433	223	157	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	588	1,205	(329)	(288)	(27)
Futures	—	—	—	—	3
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	206	67	417	389	48

Net Realized and Unrealized Gain (Loss)	1,312	1,705	311	258	24

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,637	$2,750	$866	$671	$31

Ʊ	The Portfolio commenced operations on January 2, 2020.

See accompanying Notes to Financial Statements.

38

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2020 Target		Dimensional 2025 Target		Dimensional 2030 Target
	Date Retirement Income Fund		Date Retirement Income Fund		Date Retirement Income Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,497	$2,354	$2,383	$3,313	$2,472	$3,310
Capital Gain Distributions Received from Affiliated Investment Companies	261	225	491	435	601	515
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	2,202	276	4,005	(197)	4,052	(557)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	8,411	10,366	11,040	16,627	9,832	16,863

Net Increase (Decrease) in Net Assets Resulting from Operations	12,371	13,221	17,919	20,178	16,957	20,131

Distributions:
Institutional Class Shares.	(2,162)	(2,648)	(2,801)	(3,474)	(3,076)	(3,500)
Capital Share Transactions (1):
Shares Issued	48,289	30,408	48,574	52,555	40,104	44,262
Shares Issued in Lieu of Cash Distributions	2,160	2,644	2,796	3,466	3,075	3,498
Shares Redeemed	(55,228)	(23,888)	(70,652)	(30,618)	(70,509)	(42,922)

Net Increase (Decrease) from Capital Share Transactions.	(4,779)	9,164	(19,282)	25,403	(27,330)	4,838

Total Increase (Decrease) in Net Assets	5,430	19,737	(4,164)	42,107	(13,449)	21,469
Net Assets
Beginning of Year	120,380	100,643	172,021	129,914	159,851	138,382

End of Year	$125,810	$120,380	$167,857	$172,021	$146,402	$159,851

(1) Shares Issued and Redeemed:
Shares Issued	3,958	2,743	3,822	4,602	3,158	3,812
Shares Issued in Lieu of Cash Distributions	180	238	223	303	242	302
Shares Redeemed	(4,584)	(2,163)	(5,594)	(2,679)	(5,430)	(3,675)

Net Increase (Decrease) from Shares Issued and Redeemed	(446)	818	(1,549)	2,226	(2,030)	439

See accompanying Notes to Financial Statements.

39

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2035 Target Date Retirement Income Fund		Dimensional 2040 Target Date Retirement Income Fund		Dimensional 2045 Target Date Retirement Income Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,115	$2,546	$1,851	$2,050	$1,325	$1,447
Capital Gain Distributions Received from Affiliated Investment Companies	601	349	603	283	518	217
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	2,168	(433)	1,460	(800)	588	(432)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	5,335	11,486	934	7,550	206	6,267

Net Increase (Decrease) in Net Assets Resulting from Operations	10,219	13,948	4,848	9,083	2,637	7,499

Distributions:
Institutional Class Shares.	(2,519)	(2,766)	(2,120)	(2,195)	(1,508)	(1,550)
Capital Share Transactions (1):
Shares Issued	30,364	42,979	29,174	42,973	19,994	30,225
Shares Issued in Lieu of Cash Distributions	2,516	2,763	2,118	2,193	1,507	1,549
Shares Redeemed	(55,418)	(27,402)	(47,929)	(25,985)	(38,229)	(15,083)

Net Increase (Decrease) from Capital Share Transactions.	(22,538)	18,340	(16,637)	19,181	(16,728)	16,691

Total Increase (Decrease) in Net Assets	(14,838)	29,522	(13,909)	26,069	(15,599)	22,640
Net Assets
Beginning of Year	129,931	100,409	105,567	79,498	78,184	55,544

End of Year	$115,093	$129,931	$91,658	$105,567	$62,585	$78,184

(1) Shares Issued and Redeemed:
Shares Issued	2,405	3,672	2,323	3,557	1,549	2,470
Shares Issued in Lieu of Cash Distributions	199	238	169	186	119	128
Shares Redeemed	(4,321)	(2,318)	(3,729)	(2,165)	(2,934)	(1,220)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,717)	1,592	(1,237)	1,578	(1,266)	1,378

See accompanying Notes to Financial Statements.

40

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2050 Target		Dimensional 2055 Target		Dimensional 2060 Target
	Date Retirement Income		Date Retirement Income		Date Retirement Income
	Fund		Fund		Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,045	$1,195	$555	$546	$413	$385
Capital Gain Distributions Received from Affiliated Investment Companies	433	180	223	72	157	52
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	1,205	(372)	(329)	(91)	(288)	(130)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	67	5,287	417	2,503	389	1,912

Net Increase (Decrease) in Net Assets Resulting from Operations	2,750	6,290	866	3,030	671	2,219

Distributions:
Institutional Class Shares.	(1,194)	(1,279)	(615)	(576)	(456)	(403)
Capital Share Transactions (1):
Shares Issued	20,907	24,933	12,511	16,697	9,788	12,418
Shares Issued in Lieu of Cash Distributions	1,194	1,279	615	576	457	403
Shares Redeemed	(40,132)	(13,103)	(21,255)	(4,544)	(12,770)	(4,273)

Net Increase (Decrease) from Capital Share Transactions	(18,031)	13,109	(8,129)	12,729	(2,525)	8,548

Total Increase (Decrease) in Net Assets	(16,475)	18,120	(7,878)	15,183	(2,310)	10,364
Net Assets
Beginning of Year	63,803	45,683	32,952	17,769	23,244	12,880

End of Year	$47,328	$63,803	$25,074	$32,952	$20,934	$23,244

(1) Shares Issued and Redeemed:
Shares Issued	1,676	2,062	989	1,381	777	1,033
Shares Issued in Lieu of Cash Distributions	95	106	49	48	36	33
Shares Redeemed	(3,089)	(1,072)	(1,675)	(371)	(1,012)	(353)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,318)	1,096	(637)	1,058	(199)	713

See accompanying Notes to Financial Statements.

41

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

Dimensional 2065 Target
Date Retirement Income
Fund
Period
Jan 02,
2020 Ʊ
to
Oct 31,
2020
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(27)
Futures	3
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	48

Net Increase (Decrease) in Net Assets Resulting from Operations	31

Distributions:
Institutional Class Shares	(7)
Capital Share Transactions (1):
Shares Issued	1,624
Shares Issued in Lieu of Cash Distributions	7
Shares Redeemed	(701)

Net Increase (Decrease) from Capital Share Transactions	930

Total Increase (Decrease) in Net Assets	954
Net Assets
Beginning of Year	—

End of Year	$954

(1) Shares Issued and Redeemed:
Shares Issued	188
Shares Issued in Lieu of Cash Distributions	1
Shares Redeemed	(88)

Net Increase (Decrease) from Shares Issued and Redeemed	101

See accompanying Notes to Financial Statements.

42

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2020 Target Date Retirement Income Fund						Dimensional 2025 Target Date Retirement Income Fund
					Period						Period
	Year	Year	Year	Year	Nov 2,		Year	Year	Year	Year	Nov 2,
	Ended	Ended	Ended	Ended	2015 Ʊ to		Ended	Ended	Ended	Ended	2015 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.60	$10.52	$11.03	$10.58	$10.00		$12.08	$10.81	$11.32	$10.52	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.15	0.24	0.31	0.22	0.18		0.18	0.25	0.30	0.23	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	1.12	1.11	(0.48)	0.45	0.56		1.18	1.28	(0.48)	0.79	0.48

Total from Investment Operations	1.27	1.35	(0.17)	0.67	0.74		1.36	1.53	(0.18)	1.02	0.68

Less Distributions:
Net Investment Income	(0.15)	(0.24)	(0.32)	(0.22)	(0.16)		(0.18)	(0.25)	(0.31)	(0.22)	(0.16)
Net Realized Gains	(0.06)	(0.03)	(0.02)	—	—		(0.03)	(0.01)	(0.02)	—	—

Total Distributions	(0.21)	(0.27)	(0.34)	(0.22)	(0.16)		(0.21)	(0.26)	(0.33)	(0.22)	(0.16)

Net Asset Value, End of Period	$12.66	$11.60	$10.52	$11.03	$10.58		$13.23	$12.08	$10.81	$11.32	$10.52

Total Return	11.11%	12.94%	(1.67%)	6.50%	7.40	%(B)	11.36%	14.33%	(1.80%)	9.87%	6.89	%(B)

Net Assets, End of Period (thousands)	$125,810	$120,380	$100,643	$86,819	$54,543		$167,857	$172,021	$129,914	$104,380	$56,900
Ratio of Expenses to Average Net Assets *(C)	0.20%	0.21%	0.21%	0.22%	0.23	%(D)(E)	0.21%	0.22%	0.21%	0.23%	0.25	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.22%	0.25%	0.24%	0.26%	0.37	%(D)(E)	0.21%	0.24%	0.24%	0.26%	0.37	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.27%	2.15%	2.77%	2.07%	1.76	%(D)(E)	1.44%	2.20%	2.62%	2.08%	1.92	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14%	0.15%	0.15%	0.16%	0.17%		0.15%	0.16%	0.15%	0.17%	0.19%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

43

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2030 Target Date Retirement Income Fund						Dimensional 2035 Target Date Retirement Income Fund
					Period						Period
	Year	Year	Year	Year	Nov 2,		Year	Year	Year	Year	Nov 2,
	Ended	Ended	Ended	Ended	2015 Ʊ to		Ended	Ended	Ended	Ended	2015 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.37	$11.09	$11.53	$10.37	$10.00		$12.45	$11.35	$11.66	$10.12	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21	0.26	0.27	0.23	0.19		0.23	0.26	0.24	0.21	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	1.11	1.29	(0.40)	1.14	0.33		0.78	1.12	(0.28)	1.53	0.09

Total from Investment Operations	1.32	1.55	(0.13)	1.37	0.52		1.01	1.38	(0.04)	1.74	0.27

Less Distributions:
Net Investment Income	(0.20)	(0.26)	(0.29)	(0.21)	(0.15)		(0.22)	(0.26)	(0.25)	(0.20)	(0.15)
Net Realized Gains	(0.05)	(0.01)	(0.02)	—	—		(0.04)	(0.02)	(0.02)	—	—

Total Distributions	(0.25)	(0.27)	(0.31)	(0.21)	(0.15)		(0.26)	(0.28)	(0.27)	(0.20)	(0.15)

Net Asset Value, End of Period	$13.44	$12.37	$11.09	$11.53	$10.37		$13.20	$12.45	$11.35	$11.66	$10.12

Total Return	10.80%	14.20%	(1.32%)	13.44%	5.25	%(B)	8.23%	12.42%	(0.45%)	17.34%	2.75	%(B)

Net Assets, End of Period (thousands)	$146,402	$159,851	$138,382	$95,800	$51,966		$115,093	$129,931	$100,409	$71,803	$28,708
Ratio of Expenses to Average Net Assets *(C)	0.23%	0.24%	0.24%	0.25%	0.26	%(D)(E)	0.25%	0.26%	0.25%	0.26%	0.28	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.24%	0.27%	0.27%	0.29%	0.43	%(D)(E)	0.26%	0.29%	0.29%	0.31%	0.52	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.61%	2.21%	2.32%	2.07%	1.92	%(D)(E)	1.78%	2.20%	2.03%	1.92%	1.84	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.17%	0.18%	0.18%	0.19%	0.20%		0.19%	0.20%	0.19%	0.20%	0.22%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

44

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2040 Target Date Retirement Income Fund						Dimensional 2045 Target Date Retirement Income Fund
					Period						Period
	Year	Year	Year	Year	Nov 2,		Year	Year	Year	Year	Nov 2,
	Ended	Ended	Ended	Ended	2015 Ʊ to		Ended	Ended	Ended	Ended	2015 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.65	$11.75	$11.94	$10.07	$10.00		$12.94	$11.90	$12.14	$10.06	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.26	0.22	0.21	0.19		0.25	0.26	0.24	0.23	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	0.27	0.92	(0.15)	1.86	0.03		0.18	1.06	(0.20)	2.05	0.02

Total from Investment Operations	0.51	1.18	0.07	2.07	0.22		0.43	1.32	0.04	2.28	0.21

Less Distributions:
Net Investment Income	(0.23)	(0.26)	(0.24)	(0.20)	(0.15)		(0.24)	(0.26)	(0.26)	(0.20)	(0.15)
Net Realized Gains	(0.03)	(0.02)	(0.02)	—	—		(0.03)	(0.02)	(0.02)	—	—

Total Distributions	(0.26)	(0.28)	(0.26)	(0.20)	(0.15)		(0.27)	(0.28)	(0.28)	(0.20)	(0.15)

Net Asset Value, End of Period	$12.90	$12.65	$11.75	$11.94	$10.07		$13.10	$12.94	$11.90	$12.14	$10.06

Total Return	4.17%	10.25%	0.51%	20.73%	2.20	%(B)	3.42%	11.32%	0.22%	22.92%	2.20	%(B)

Net Assets, End of Period (thousands)	$91,658	$105,567	$79,498	$57,478	$28,270		$62,585	$78,184	$55,544	$38,800	$15,719
Ratio of Expenses to Average Net Assets *(C)	0.25%	0.27%	0.26%	0.27%	0.28	%(D)(E)	0.25%	0.26%	0.26%	0.26%	0.29	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.28%	0.31%	0.30%	0.32%	0.52	%(D)(E)	0.29%	0.33%	0.31%	0.34%	0.77	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.93%	2.16%	1.83%	1.93%	1.90	%(D)(E)	1.92%	2.14%	1.90%	2.00%	1.89	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%	0.21%	0.20%	0.21%	0.22%		0.19%	0.20%	0.20%	0.20%	0.23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

45

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2050 Target Date Retirement Income Fund						Dimensional 2055 Target Date Retirement Income Fund
					Period						Period
	Year	Year	Year	Year	Nov 2,		Year	Year	Year	Year	Nov 2,
	Ended	Ended	Ended	Ended	2015 Ʊ to		Ended	Ended	Ended	Ended	2015 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.89	$11.86	$12.09	$10.02	$10.00		$12.88	$11.85	$12.08	$10.03	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25	0.26	0.24	0.22	0.18		0.25	0.26	0.24	0.23	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.17	1.06	(0.19)	2.06	0.04		0.19	1.05	(0.20)	2.04	0.02

Total from Investment Operations	0.42	1.32	0.05	2.28	0.22		0.44	1.31	0.04	2.27	0.22

Less Distributions:
Net Investment Income	(0.24)	(0.27)	(0.26)	(0.21)	(0.20)		(0.24)	(0.26)	(0.26)	(0.21)	(0.19)
Net Realized Gains	(0.03)	(0.02)	(0.02)	—	—		(0.02)	(0.02)	(0.01)	(0.01)	—

Total Distributions	(0.27)	(0.29)	(0.28)	(0.21)	(0.20)		(0.26)	(0.28)	(0.27)	(0.22)	(0.19)

Net Asset Value, End of Period	$13.04	$12.89	$11.86	$12.09	$10.02		$13.06	$12.88	$11.85	$12.08	$10.03

Total Return	3.37%	11.28%	0.30%	22.97%	2.24	%(B)	3.56%	11.26%	0.29%	22.86%	2.24	%(B)

Net Assets, End of Period (thousands)	$47,328	$63,803	$45,683	$34,278	$14,361		$25,074	$32,952	$17,769	$11,019	$2,978
Ratio of Expenses to Average Net Assets *(C)	0.25%	0.27%	0.26%	0.27%	0.28	%(D)(E)	0.25%	0.27%	0.26%	0.27%	0.29	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.32%	0.35%	0.33%	0.36%	0.74	%(D)(E)	0.40%	0.47%	0.42%	0.46%	3.60	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.95%	2.16%	1.89%	1.99%	1.86	%(D)(E)	1.92%	2.15%	1.90%	2.02%	2.02	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%	0.21%	0.20%	0.21%	0.22%		0.19%	0.21%	0.20%	0.21%	0.23%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

46

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

							Dimensional
							2065 Target
							Date
							Retirement
	Dimensional 2060 Target Date Retirement Income Fund						Income Fund
					Period		Period
	Year	Year	Year	Year	Nov 2,		Jan 2,
	Ended	Ended	Ended	Ended	2015 Ʊ to		2020 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,
	2020	2019	2018	2017	2016		2020
Net Asset Value, Beginning of Period	$12.94	$11.89	$12.13	$10.04	$10.00		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.26	0.24	0.23	0.19		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.18	1.07	(0.20)	2.04	0.03		(0.51)

Total from Investment Operations	0.42	1.33	0.04	2.27	0.22		(0.34)

Less Distributions:
Net Investment Income	(0.24)	(0.26)	(0.27)	(0.18)	(0.18)		(0.23)
Net Realized Gains	(0.02)	(0.02)	(0.01)	—	—		—

Total Distributions	(0.26)	(0.28)	(0.28)	(0.18)	(0.18)		(0.23)

Net Asset Value, End of Period	$13.10	$12.94	$11.89	$12.13	$10.04		$9.43

Total Return	3.40%	11.37%	0.27%	22.88%	2.24	%(B)	(3.18	%)(B)

Net Assets, End of Period (thousands)	$20,934	$23,244	$12,880	$7,301	$1,589		$954
Ratio of Expenses to Average Net Assets *(C)	0.25%	0.26%	0.26%	0.27%	0.29	%(D)(E)	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.45%	0.57%	0.48%	0.61%	5.48	%(D)(E)	35.30	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.91%	2.12%	1.92%	2.01%	1.96	%(D)(E)	2.18	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.19%	0.20%	0.20%	0.21%	0.23%		0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

47

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, of which ten portfolios (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2020, the Portfolios were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Percentage
Ownership
Funds of Funds	Underlying Funds	at 10/31/20
Dimensional 2020 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	8%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%
Dimensional 2025 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	17%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%
Dimensional 2030 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—

48

Percentage
Ownership
Funds of Funds	Underlying Funds	at 10/31/20
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	16%
	DFA Inflation-Protected Securities Portfolio (IDG)	—
Dimensional 2035 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	9%
Dimensional 2040 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1%
Dimensional 2045 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2050 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

49

Percentage
Ownership
Funds of Funds	Underlying Funds	at 10/31/20
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2055 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2060 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
Dimensional 2065 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Short-Term Extended Quality Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	—

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

50

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

For the year ended October 31, 2020, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a

51

percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

				Previously
		Recovery		Waived Fees/
	Expense	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Expenses Assumed	Assumed	Recovery
Dimensional 2020 Target Date Retirement Income Fund	0.06%	$1	$22	$95
Dimensional 2025 Target Date Retirement Income Fund	0.06%	10	12	76
Dimensional 2030 Target Date Retirement Income Fund	0.06%	5	11	82
Dimensional 2035 Target Date Retirement Income Fund	0.06%	2	17	86
Dimensional 2040 Target Date Retirement Income Fund	0.06%	1	24	98
Dimensional 2045 Target Date Retirement Income Fund	0.06%	1	30	102
Dimensional 2050 Target Date Retirement Income Fund	0.06%	—	35	110
Dimensional 2055 Target Date Retirement Income Fund	0.06%	—	41	117
Dimensional 2060 Target Date Retirement Income Fund	0.06%	1	43	122
Dimensional 2065 Target Date Retirement Income Fund	0.06%	—	130	130

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

52

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2020 Target Date Retirement Income Fund	$1
Dimensional 2025 Target Date Retirement Income Fund	1
Dimensional 2030 Target Date Retirement Income Fund	1
Dimensional 2035 Target Date Retirement Income Fund	1
Dimensional 2040 Target Date Retirement Income Fund	1
Dimensional 2045 Target Date Retirement Income Fund	1
Dimensional 2050 Target Date Retirement Income Fund	—
Dimensional 2055 Target Date Retirement Income Fund	—
Dimensional 2060 Target Date Retirement Income Fund	—
Dimensional 2065 Target Date Retirement Income Fund	—

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2019	at Cost	from Sales	on Sales	Depreciation	October 31, 2020	October 31, 2020	Income	Distributions
Dimensional 2020 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$65,465	$25,975	$23,777	$330	$4,929	$72,922	5,588	$707	$51
DFA LTIP Portfolio	22,678	6,200	10,352	1,090	3,157	22,773	1,873	286	—
U.S. Core Equity 1 Portfolio	9,770	3,541	3,816	312	214	10,021	397	150	161
U.S. Large Company Portfolio	9,814	3,674	4,360	454	416	9,998	398	187	49
Large Cap International Portfolio	5,447	1,879	2,366	39	(309)	4,690	224	115	—
Emerging Markets Core Equity Portfolio	2,811	1,431	1,251	(36)	179	3,134	154	66	—
International Core Equity Portfolio	2,766	849	1,101	8	(168)	2,354	195	55	—
DFA Short-Term Extended Quality Portfolio	192	1	192	3	(4)	—	—	1	—
DFA Two-Year Global Fixed Income Portfolio	192	1	192	2	(3)	—	—	1	—

Total	$119,135	$43,551	$47,407	$2,202	$8,411	$125,892	8,829	$1,568	$261

53

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2025 Target Date Retirement Income Fund
DFA LTIP Portfolio	$52,914	$7,687	$19,920	$2,584	$7,267	$50,532	4,156	$642	—
DFA Inflation-Protected Securities Portfolio	42,884	14,725	11,631	65	3,467	49,510	3,794	472	$33
U.S. Core Equity 1 Portfolio	21,604	4,509	6,995	541	331	19,990	792	318	351
U.S. Large Company Portfolio	21,681	3,869	7,283	824	862	19,953	795	398	107
Large Cap International Portfolio	11,961	2,007	3,827	79	(806)	9,414	450	242	—
Emerging Markets Core Equity Portfolio	6,101	1,927	1,987	(65)	251	6,227	306	137	—
International Core Equity Portfolio	6,024	1,010	1,981	(20)	(310)	4,723	391	118	—
DFA Short-Term Extended Quality Portfolio	4,720	1,010	1,892	(1)	(5)	3,832	349	86	—
DFA Two-Year Global Fixed Income Portfolio	4,722	1,048	1,921	(2)	(17)	3,830	383	70	—

Total	$172,611	$37,792	$57,437	$4,005	$11,040	$168,011	11,416	$2,483	$491

Dimensional 2030 Target Date Retirement Income Fund
DFA LTIP Portfolio	$49,989	$8,369	$21,281	$2,644	$7,092	$46,813	3,850	$613	—
U.S. Core Equity 1 Portfolio	26,903	4,237	8,300	723	757	24,320	964	408	$455
U.S. Large Company Portfolio	27,023	3,266	8,713	1,254	1,217	24,047	958	508	138
DFA Inflation-Protected Securities Portfolio	9,675	6,457	4,963	61	750	11,980	918	108	8
Large Cap International Portfolio	14,902	2,152	5,017	(35)	(653)	11,349	543	309	—
Emerging Markets Core Equity Portfolio	7,486	2,304	2,655	(346)	740	7,529	370	172	—
DFA Short-Term Extended Quality Portfolio	8,606	2,707	3,982	(27)	(4)	7,300	665	162	—
DFA Two-Year Global Fixed Income Portfolio	8,607	2,852	4,118	(14)	(27)	7,300	730	133	—
International Core Equity Portfolio	7,451	1,382	2,873	(208)	(40)	5,712	473	151	—

Total	$160,642	$33,726	$61,902	$4,052	$9,832	$146,350	9,471	$2,564	$601

54

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2035 Target Date Retirement Income Fund
DFA LTIP Portfolio	$23,535	$7,946	$9,730	$606	$3,826	$26,183	2,153	$300	—
U.S. Large Company Portfolio	27,681	2,833	9,006	1,265	1,130	23,903	952	504	$140
U.S. Core Equity 1 Portfolio	27,640	3,842	9,063	809	623	23,851	945	401	461
Large Cap International Portfolio	15,268	1,320	4,566	(1)	(718)	11,303	541	305	—
DFA Short-Term Extended Quality Portfolio	10,452	3,274	4,993	(41)	(1)	8,691	792	195	—
DFA Two-Year Global Fixed Income Portfolio	10,453	3,480	5,199	(18)	(33)	8,683	868	160	—
Emerging Markets Core Equity Portfolio	7,664	2,009	2,584	(330)	680	7,439	366	171	—
International Core Equity Portfolio	7,633	794	2,463	(122)	(172)	5,670	469	150	—

Total	$130,326	$25,498	$47,604	$2,168	$5,335	$115,723	7,086	$2,186	$601

Dimensional 2040 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$27,093	$4,772	$9,889	$539	$709	$23,224	920	$397	$462
U.S. Large Company Portfolio	27,191	3,391	9,704	1,032	1,216	23,126	921	499	141
Large Cap International Portfolio	14,977	1,822	5,031	36	(847)	10,957	524	301	—
DFA Two-Year Global Fixed Income Portfolio	10,819	4,049	5,247	(25)	(28)	9,568	957	176	—
DFA Short-Term Extended Quality Portfolio	10,819	3,888	5,120	(35)	8	9,560	871	214	—
Emerging Markets Core Equity Portfolio	7,602	1,066	1,982	(42)	109	6,753	332	157	—
International Core Equity Portfolio	7,516	906	2,486	(41)	(358)	5,537	458	148	—
DFA LTIP Portfolio of	—	3,042	279	(4)	125	2,884	237	16	—

Total	$106,017	$22,936	$39,738	$1,460	$934	$91,609	5,220	$1,908	$603

Dimensional 2045 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$23,551	$3,175	$8,747	$314	$296	$18,589	736	$329	$397
U.S. Large Company Portfolio	23,631	2,358	8,977	767	773	18,552	739	419	121
Large Cap International Portfolio	13,005	1,621	4,989	(165)	(742)	8,730	418	252	—
Emerging Markets Core Equity Portfolio	6,537	1,756	2,523	(146)	181	5,805	285	138	—
International Core Equity Portfolio	6,497	777	2,421	(166)	(310)	4,377	362	124	—
DFA Two-Year Global Fixed Income Portfolio	2,860	2,303	1,926	(8)	(3)	3,226	323	47	—
DFA Short-Term Extended Quality Portfolio	2,860	2,235	1,875	(8)	11	3,223	294	58	—

Total	$78,941	$14,225	$31,458	$588	$206	$62,502	3,157	$1,367	$518

55

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2050 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$19,692	$3,282	$9,572	$969	$459	$14,830	591	$339	$101
U.S. Core Equity 1 Portfolio	19,623	3,752	9,240	529	160	14,824	587	265	332
Large Cap International Portfolio	10,826	2,452	5,687	(77)	(558)	6,956	333	204	—
Emerging Markets Core Equity Portfolio	5,442	1,980	2,880	(110)	230	4,662	229	112	—
International Core Equity Portfolio	5,411	1,069	2,687	(101)	(217)	3,475	288	101	—
DFA Two-Year Global Fixed Income Portfolio	1,611	1,002	1,389	(3)	(5)	1,216	122	25	—
DFA Short-Term Extended Quality Portfolio	1,611	972	1,364	(2)	(2)	1,215	111	31	—

Total	$64,216	$14,509	$32,819	$1,205	$67	$47,178	2,261	$1,077	$433

Dimensional 2055 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	$10,163	$2,417	$4,903	$(13)	$200	$7,864	312	$143	$171
U.S. Large Company Portfolio	10,178	2,458	5,335	149	414	7,864	313	180	52
Large Cap International Portfolio	5,603	1,342	2,814	(193)	(245)	3,693	177	109	—
Emerging Markets Core Equity Portfolio	2,814	1,104	1,451	(130)	137	2,474	122	59	—
International Core Equity Portfolio	2,802	609	1,339	(138)	(87)	1,847	153	53	—
DFA Two-Year Global Fixed Income Portfolio	833	643	827	(2)	(2)	645	65	13	—
DFA Short-Term Extended Quality Portfolio	833	630	817	(2)	—	644	59	16	—

Total	$33,226	$9,203	$17,486	$(329)	$417	$25,031	1,201	$573	$223

Dimensional 2060 Target Date Retirement Income Fund
U.S. Large Company Portfolio	$7,163	$1,504	$2,564	$66	$373	$6,542	261	$134	$37
U.S. Core Equity 1 Portfolio	7,152	1,633	2,394	(32)	179	6,538	259	107	120
Large Cap International Portfolio	3,943	1,073	1,617	(138)	(185)	3,076	147	81	—
Emerging Markets Core Equity Portfolio	1,980	799	730	(87)	92	2,054	101	45	—
International Core Equity Portfolio	1,971	464	739	(94)	(71)	1,531	127	39	—
DFA Two-Year Global Fixed Income Portfolio	587	418	454	(1)	(1)	549	55	9	—
DFA Short-Term Extended Quality Portfolio	587	419	458	(2)	2	548	50	11	—

Total	$23,383	$6,310	$8,956	$(288)	$389	$20,838	1,000	$426	$157

56

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2065 Target Date Retirement Income Fund
U.S. Core Equity 1 Portfolio	—	$517	$229	$(9)	$20	$299	12	$4	—
U.S. Large Company Portfolio	—	524	234	(6)	15	299	12	1	—
Large Cap International Portfolio	—	257	114	(6)	3	140	7	1	—
Emerging Markets Core Equity Portfolio	—	153	63	(3)	7	94	5	1	—
International Core Equity Portfolio	—	130	60	(3)	3	70	6	—	—
DFA Two-Year Global Fixed Income Portfolio	—	44	18	—	—	26	3	—	—
DFA Short-Term Extended Quality Portfolio	—	42	18	—	—	24	2	—	—

Total	—	$1,667	$736	$(27)	$48	$952	47	$7	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2020 Target Date Retirement Income Fund
2019	$2,351	$297	—	$2,648
2020	1,532	630	—	2,162
Dimensional 2025 Target Date Retirement Income Fund
2019	3,358	116	—	3,474
2020	2,369	432	—	2,801

57

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2030 Target Date Retirement Income Fund
2019	$3,357	$143	—	$3,500
2020	2,469	608	—	3,077
Dimensional 2035 Target Date Retirement Income Fund
2019	2,611	155	—	2,766
2020	2,111	408	—	2,519
Dimensional 2040 Target Date Retirement Income Fund
2019	2,072	123	—	2,195
2020	1,849	271	—	2,120
Dimensional 2045 Target Date Retirement Income Fund
2019	1,458	92	—	1,550
2020	1,323	185	—	1,508
Dimensional 2050 Target Date Retirement Income Fund
2019	1,218	61	—	1,279
2020	1,044	151	—	1,195
Dimensional 2055 Target Date Retirement Income Fund
2019	549	26	—	575
2020	555	60	—	615
Dimensional 2060 Target Date Retirement Income Fund
2019	383	20	—	403
2020	413	44	—	457
Dimensional 2065 Target Date Retirement Income Fund
2020	7	—	—	7

Dimensional 2065 Target Date Retirement Income Fund commenced operations on January 2, 2020, and did not pay any distributions for the year ended October 31, 2019.

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2020 Target Date Retirement Income Fund	$(177)	$(328)	$(505)
Dimensional 2025 Target Date Retirement Income Fund	(88)	(634)	(722)
Dimensional 2030 Target Date Retirement Income Fund	(55)	(793)	(848)
Dimensional 2035 Target Date Retirement Income Fund	(27)	(377)	(404)
Dimensional 2040 Target Date Retirement Income Fund	(3)	(230)	(233)
Dimensional 2045 Target Date Retirement Income Fund	(7)	(211)	(218)
Dimensional 2050 Target Date Retirement Income Fund	(12)	(433)	(445)
Dimensional 2055 Target Date Retirement Income Fund	(3)	(84)	(87)
Dimensional 2060 Target Date Retirement Income Fund	(3)	(42)	(45)
Dimensional 2065 Target Date Retirement Income Fund	—	—	—

58

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2020 Target Date Retirement Income Fund	$99	$2,066	—	$19,618	$21,783
Dimensional 2025 Target Date Retirement Income Fund	630	3,163	—	30,784	34,577
Dimensional 2030 Target Date Retirement Income Fund	390	3,564	—	29,716	33,670
Dimensional 2035 Target Date Retirement Income Fund	140	2,284	—	21,343	23,767
Dimensional 2040 Target Date Retirement Income Fund	—	1,658	—	14,313	15,971
Dimensional 2045 Target Date Retirement Income Fund	—	1,008	—	9,884	10,892
Dimensional 2050 Target Date Retirement Income Fund	82	1,331	—	8,579	9,992
Dimensional 2055 Target Date Retirement Income Fund	—	259	—	3,077	3,336
Dimensional 2060 Target Date Retirement Income Fund	—	165	—	2,112	2,277
Dimensional 2065 Target Date Retirement Income Fund	—	—	$(11)	35	24

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains.

	Unlimited	Total
Dimensional 2065 Target Date Retirement Income Fund	$11	$11

As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2020 Target Date Retirement Income Fund	$106,337	$19,618	—	$19,618
Dimensional 2025 Target Date Retirement Income Fund	137,515	30,784	—	30,784
Dimensional 2030 Target Date Retirement Income Fund	116,683	29,716	—	29,716

59

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2035 Target Date Retirement Income Fund	$95,100	$21,343	—	$21,343
Dimensional 2040 Target Date Retirement Income Fund	77,315	14,313	—	14,313
Dimensional 2045 Target Date Retirement Income Fund	52,681	9,884	—	9,884
Dimensional 2050 Target Date Retirement Income Fund	38,652	8,579	—	8,579
Dimensional 2055 Target Date Retirement Income Fund	21,992	3,077	—	3,077
Dimensional 2060 Target Date Retirement Income Fund	18,750	2,117	$(5)	2,112
Dimensional 2065 Target Date Retirement Income Fund	962	35	—	35

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Futures Contracts: The Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2020 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts *(1)
Dimensional 2065 Target Date Retirement Income Fund	$3	$3

*	As of October 31, 2020, there were no futures contracts outstanding. During the year ended October 31, 2020, the Portfolio had limited activity in futures contracts.
(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Dimensional 2020 Target Date Retirement Income Fund	1.43%	$386	82	$1	$1,194	—
Dimensional 2025 Target Date Retirement Income Fund	1.44%	581	62	1	1,692	—
Dimensional 2030 Target Date Retirement Income Fund	1.36%	485	74	1	1,624	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Dimensional 2035 Target Date Retirement Income Fund	1.65%	$446	57	$1	$1,295	—
Dimensional 2040 Target Date Retirement Income Fund	1.78%	408	43	1	1,099	—
Dimensional 2045 Target Date Retirement Income Fund	1.59%	347	53	1	820	—
Dimensional 2050 Target Date Retirement Income Fund	1.62%	352	34	1	679	—
Dimensional 2055 Target Date Retirement Income Fund	1.62%	233	34	—	350	—
Dimensional 2060 Target Date Retirement Income Fund	1.64%	171	37	—	244	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

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In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

K. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

L. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2020 Target Date Retirement Income Fund	5	78%
Dimensional 2025 Target Date Retirement Income Fund	6	77%
Dimensional 2030 Target Date Retirement Income Fund	7	82%
Dimensional 2035 Target Date Retirement Income Fund	6	73%
Dimensional 2040 Target Date Retirement Income Fund	6	78%
Dimensional 2045 Target Date Retirement Income Fund	5	73%
Dimensional 2050 Target Date Retirement Income Fund	6	78%
Dimensional 2055 Target Date Retirement Income Fund	4	72%
Dimensional 2060 Target Date Retirement Income Fund	5	83%
Dimensional 2065 Target Date Retirement Income Fund	3	99%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

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M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the ten portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios indicated in the table below (ten of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
Dimensional 2020 Target Date Retirement Income Fund			For the years ended October 31, 2020, 2019, 2018 and 2017, and the period from November 2, 2015 (commencement of operations) to October 31, 2016
Dimensional 2025 Target Date Retirement Income Fund	For the year	For the years
Dimensional 2030 Target Date Retirement Income Fund	ended October	ended October 31,
Dimensional 2035 Target Date Retirement Income Fund	31, 2020	2020 and 2019
Dimensional 2040 Target Date Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund

Dimensional 2065 Target Date Retirement Income Fund	For the period January 2, 2020 (commencement of operations) to October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

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NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO

RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following Portfolios paid distributions to shareholders of record, a portion of which is estimated to be in excess of a Portfolio’s current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. The amounts and sources of distributions reported in this 19(a) Notice are only estimates, are likely to change over time, and are not being provided for tax reporting purposes. A final determination of the tax character of distributions paid by the Fund will not be known until the completion of the fiscal year. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The final determination of the tax character of the distributions paid in 2020 will be reported to shareholders in early 2021 on Form 1099-DIV.

Portfolio Name	Total Distribution per Share	Net Investment Income	Proceeds from the sales of securities	Return of Capital
Dimensional 2020 Target Date Retirement Income Fund Institutional Class Payable Date: June 30, 2020	$0.01447	$0.01435	$0.00000	$0.00012

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FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006 - 2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980- 2014).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President. Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010- September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since September 2019)

•  Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President (since 2016) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Randy Olson 1980	Chief Compliance Officer	Since August 2020

Chief Compliance Officer (since August 2020)

•  DFA Investment Dimensions Group Inc.

•  Dimensional Investment Group Inc.

•  The DFA Investment Trust Company

•  Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)

•  Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer

•  Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•  Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020

Vice President, Chief Financial Officer, and Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investments LLC

•  DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)

•  Dimensional Fund Advisors Canada ULC

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) and Assistant Secretary (2017-2019) of

•  all the DFA Entities

Vice President (since June 2020)

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Vice President and Assistant Treasurer (since June 2020)

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Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional ETF Trust Formerly, Senior Tax Manager (2013 – 2015) for • Dimensional Fund Advisors LP
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional ETF Trust (since June 2020) • Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  the DFA Fund Complex (since 2017)

•  Dimensional ETF Trust (since June 2020)

General Counsel (since 2001) of

•  all the DFA Entities (since 2001)

•  Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  the DFA Fund Complex

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President (since 2010) and Secretary (since 2017) of

•  the DFA Fund Complex

Vice President and Secretary of

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

73

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Vice President of • DFA Securities LLC (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017)of

•  Dimensional Cayman Commodity Fund I Ltd.

Director of

•  Dimensional Funds plc (since 2014)

•  Dimensional Fund II plc (since 2014)

•  Dimensional Holdings Inc. (since 2017)

•  Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of

•  Dimensional Japan Ltd. (2016 – 2017)

•  DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of

•  Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020

Vice President and Assistant Treasurer of

•  the DFA Fund Complex (since March 2020)

•  Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Formerly, Accounting Manager (2015-2016)

•  Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

74

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

75

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
Dimensional 2020 Target Date Retirement Income Fund	69%	2%	29%	—	—	100%	—	16%	—	—	—	—	—
Dimensional 2025 Target Date Retirement Income Fund	84%	—	16%	—	—	100%	—	20%	—	—	—	—	—
Dimensional 2030 Target Date Retirement Income Fund	80%	—	20%	—	—	100%	—	29%	—	—	—	—	—
Dimensional 2035 Target Date Retirement Income Fund	84%	—	16%	—	—	100%	—	39%	—	—	—	—	—
Dimensional 2040 Target Date Retirement Income Fund	87%	—	13%	—	—	100%	—	52%	—	—	—	—	—
Dimensional 2045 Target Date Retirement Income Fund	87%	—	13%	—	—	100%	—	54%	—	—	—	—	—
Dimensional 2050 Target Date Retirement Income Fund	87%	—	13%	—	—	100%	—	48%	—	—	—	—	—
Dimensional 2055 Target Date Retirement Income Fund	90%	—	10%	—	—	100%	—	55%	—	—	—	—	—
Dimensional 2060 Target Date Retirement Income Fund	90%	1%	9%	—	—	100%	—	52%	—	—	—	—	—
Dimensional 2065 Target Date Retirement Income Fund	100%	—	—	—	—	100%	—	—	—	—	—	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

See accompanying Notes to Financial Statements.

76

DFA103120-053A 00253056

Annual Report

Year Ended: October 31, 2020

DFA INVESTMENT DIMENSIONS GROUP INC.

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

See the inside front cover for important information about access to your fund’s annual and semi-annual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a Portfolio’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from a Portfolio anytime by contacting the Portfolio’s transfer agent at (888) 576-1167 or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. You can inform a Portfolio that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with the Portfolio, by calling (888) 576-1167, to let the Portfolio know of your request. Your election to receive reports in paper will apply to all DFA Funds held directly or to all funds held through your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

December 2020

Dear Fellow Shareholder,

As we come to the end of a year that saw an array of challenges, we want to thank you for the honor of serving you. We recognize that your financial assets play a vital role in your future, and we have tremendous gratitude for the faith you place in us by entrusting those assets with Dimensional.

Since the day our firm was founded nearly 40 years ago, we have focused on bringing the great ideas in finance to life for investors. We believe that a sensible, financial science-based approach offers people the best chance at a successful investment experience. With that as a guiding principle, we continue to innovate in the strategies we offer and how they are executed. We look forward to further work on these efforts—if there’s a better way to do something, we want to pursue it.

We also place great value on helping our clients understand what they can expect from us. We strive to be transparent about what we can deliver, and to then excel in our execution.

That’s how we help clients achieve their financial goals. And at Dimensional, we believe that when investors win, we all win. On behalf of over 1,400 employees, we send our deepest appreciation for letting us serve as the investment manager of your assets.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

ANNUAL REPORT

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
Ʊ	Commencement of Operations

1

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Dimensional 2010 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	8.09%	5.56%

Dimensional 2015 Target Date Retirement Income Fund vs.

FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms,

S&P Global BMI Index (net dividends)

November 2, 2015-October 31, 2020

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSE fixed income indices © 2020 FTSE Fixed Income LLC. All rights reserved.

Copyright 2020 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Since Inception
	9.58%	6.17%

2

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2020

U.S. equities had mostly positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained approximately 10.15%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2020

Russell 3000® Index	10.15%
Russell 1000® Index (large-cap stocks)	10.87%
Russell Midcap® Index (mid-cap stocks)	4.12%
Russell 2000® Index (small-cap stocks)	-0.14%
Russell Microcap® Index (micro-cap stocks)	3.15%
Dow Jones U.S. Select REIT Index SM	-25.14%

Total Return for 12 Months Ended October 31, 2020

Russell 1000® Value Index (large-cap value stocks)	-7.57%
Russell 1000® Growth Index (large-cap growth stocks)	29.22%
Russell 2000® Value Index (small-cap value stocks)	-13.92%
Russell 2000® Growth Index (small-cap growth stocks)	13.37%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

International Equity Market Review	12 Months Ended October 31, 2020

Performance of non-U.S. developed markets was mostly negative for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, outperformed large-cap stocks but underperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI World ex USA indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI World ex USA Index	-6.79%
MSCI World ex USA Mid Cap Index	-3.83%
MSCI World ex USA Small Cap Index	-0.65%
MSCI World ex USA Value Index	-18.72%
MSCI World ex USA Growth Index	5.65%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against most non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

3

12 Months Ended October 31, 2020

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	-2.97%	0.33%
United Kingdom	-22.19%	-22.25%
France	-17.43%	-13.79%
Switzerland	-4.37%	2.95%
Canada	-4.70%	-6.05%
Germany	-10.77%	-6.84%
Australia	-11.01%	-9.29%
Netherlands	4.14%	8.62%
Hong Kong	-8.06%	-7.15%
Sweden	0.79%	9.10%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

Emerging markets had mostly positive performance for the period, outperforming non-U.S. developed markets but underperforming the U.S. As measured by the MSCI Emerging Markets indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks, a subset of the large-cap universe, underperformed large-cap stocks and small-cap stocks. Value stocks underperformed growth stocks as measured by the MSCI Emerging Markets indices.

12 Months Ended October 31, 2020

Return in U.S. Dollars
MSCI Emerging Markets Index	8.25%
MSCI Emerging Markets Mid Cap Index	-3.22%
MSCI Emerging Markets Small Cap Index	2.39%
MSCI Emerging Markets Value Index	-8.47%
MSCI Emerging Markets Growth Index	25.97%

For the 12 Months Ended October 31, 2020, the U.S. dollar depreciated against some emerging markets currencies and appreciated against others. Overall, currency movements had a negative impact on the U.S. dollar denominated returns of emerging markets.

4

12 Months Ended October 31, 2020

Ten Largest Emerging Markets by Market Cap Dollars	Local Return	Return in U.S.
China	33.57%	35.19%
Taiwan	18.86%	26.49%
Korea	11.33%	14.15%
India	1.83%	-2.54%
Brazil	-11.13%	-38.13%
South Africa	-6.49%	-13.31%
Saudi Arabia	-0.90%	-0.90%
Russia	-14.17%	-29.27%
Thailand	-28.54%	-30.77%
Malaysia	-6.02%	-5.49%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2020, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2020, these differences generally contributed positively to the Portfolios’ relative performance.

Fixed Income Market Review	12 Months Ended October 31, 2020

Bond yields decreased in the U.S. during the 12 months ended October 31, 2020. Short-term yields decreased more than long-term yields. However, given their longer duration, long-term bonds generally outperformed short-term bonds for the period. Bond yields also generally decreased in Germany, Italy, Spain, and the U.K., resulting in outperformance of longer-term bonds in these markets as well. Bond yields, however, generally increased in Japan during the period.

Long-term bond indices generally outperformed short-term bond indices in global developed fixed income markets for the 12 months ended October 31, 2020. For example, the FTSE World Government Bond Index 1-3 Years (hedged to USD) returned 2.44%, while the FTSE World Government Bond Index 20+ Years (hedged to USD) returned 8.76%. Within the U.S., the Bloomberg Barclays U.S. Treasury Bond Index 1-3 Years returned 3.25%, while the Bloomberg Barclays U.S. Treasury Bond Index 20+ Years returned 14.04%.

	October 31, 2019	October 31, 2020	Change
One-Month Treasury Bill (yield)	1.59%	0.08%	-1.51%
Ten-Year U.S. Treasury Notes (yield)	1.69%	0.88%	-0.81%

Source: Bloomberg

5

Many of Dimensional’s fixed income strategies use a variable maturity approach that identifies a maturity range with higher expected returns. When the yield curve is flat or inverted, short-term securities are believed to offer higher expected returns. When the yield curve is upwardly sloped, portfolio maturities may be lengthened to seek the higher expected returns associated with longer maturities. These higher returns may be achieved by capital appreciation (from holding bonds through an upwardly sloped term structure) as well as by earning higher current yields. During the period under review, the short-term Portfolios employing a variable maturity approach generally focused on the shorter-end of their eligible duration range, reflecting the relatively flat to inverted short-term segments of eligible yield curves. The intermediate-term Portfolios employing a variable maturity approach generally continued to maintain a duration near the longer end of their eligible range, reflecting the upward slope of the term structure from the intermediate to longer end of eligible yield curves.

Some of Dimensional’s fixed income strategies use a variable credit approach that varies exposure to lower quality securities. When credit spreads are narrow, higher-quality securities are emphasized. When credit spreads are wide, additional credit exposure may be taken in order to position a Portfolio to seek higher expected returns by capturing high expected credit premiums. Credit spreads began the period relatively narrow and then widened in early 2020 before narrowing at the end of the period. As a result, the variable credit Portfolios began the period positioned below their maximum allowable weights in single-A, BBB, and BB rated bonds. As credit spreads widened during the period, the variable credit Portfolios generally increased their allocations to single-A, BBB, and, where appropriate, BB rated bonds. Realized credit premiums were generally positive for short-term bonds but negative for intermediate- and long-term bonds. Credit bonds did, however, generally outperform securitized bonds, such as mortgage backed securities, over the period.

Target Date Retirement Income Fund 2010-2015 Review                                     12 Months Ended October 31, 2020

The Dimensional Target Date Retirement Income Portfolios listed below are designed for investors in retirement and who are planning to withdraw the value of their investment in a Portfolio over many years after the target date:

Dimensional 2010 Target Date Retirement Income Fund

Dimensional 2015 Target Date Retirement Income Fund

Each Portfolio allocates investments to other equity and fixed income mutual funds managed by Dimensional (the “Underlying Funds”). Over time, each Portfolio’s allocation to the Underlying Funds is expected to change based on an asset allocation strategy that generally becomes more conservative (reducing its allocation to equity Underlying Funds and increasing its allocation to fixed income Underlying Funds).

6

Each Portfolio uses equity Underlying Funds as growth assets and uses fixed income Underlying Funds to hedge against changes to the cost of funding in-retirement consumption. Over time, the percentage allocated by a Portfolio to growth assets is expected to decrease and the percentage allocated to hedging assets is expected to increase.

In evaluating the performance of the hedging portion of the Portfolio, we believe investors should focus on changes to their cost of funding in-retirement consumption rather than on asset growth. During periods in which real interest rates decrease, the present-day cost of funding an investor’s future in-retirement consumption generally increases. As a result, the portion of the Portfolio allocated to the fixed income Underlying Funds, which is intended to hedge against changes to cost of funding in-retirement consumption, should be evaluated alongside changes in the cost of funding in-retirement consumption.

For the one-year period ending October 31, 2020, in aggregate, the equity Underlying Funds had positive returns and contributed to the Portfolios’ growth assets. The fixed income Underlying Funds had positive returns, as interest rates generally decreased; however, as previously discussed, the cost of funding investors’ consumption in retirement increased due to the decline in interest rates.

Dimensional 2010 Target Date Retirement Income Fund

The Dimensional 2010 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 8.09% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs underperformed globally.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 7.34 years

7

over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds outperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 8.09% for the Fund and 8.42% for the S&P STRIDE Glide Path 2010 Index, a target date benchmark.

Dimensional 2015 Target Date Retirement Income Fund

The Dimensional 2015 Target Date Retirement Income Fund seeks capital appreciation and income by investing in a combination of other mutual funds managed by Dimensional that invest in equity and fixed income securities. During the period covered by this report, the Fund’s investments in equity funds included the U.S Large Company Portfolio, U.S. Core Equity 1 Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Equity Underlying Funds”) and the Fund’s investments in fixed income funds included the DFA Inflation-Protected Securities Portfolio and the DFA LTIP Portfolio (collectively, the “Fixed Income Underlying Funds”). The investment strategy is process driven, emphasizing broad diversification.

For the 12 months ended October 31, 2020, the total return was 9.58% for the Fund, 4.15% for the S&P Global Broad Market Index (net dividends), the Fund’s equity benchmark, and 2.44% for the FTSE World Government Bond Index, 1-3 Years, Currency-Hedged in USD Terms, the Fund’s fixed income benchmark.

The Equity Underlying Funds are intended to constitute the Fund’s growth assets and invest in stocks across all eligible countries, with a greater allocation than the equity benchmark to the U.S. and lesser allocations to developed ex U.S. and emerging markets countries.

For the 12 months ended October 31, 2020, the Fund’s Equity Underlying Funds collectively underperformed the equity benchmark. The Equity Underlying Funds’ greater emphasis on low relative price (value) stocks had a negative impact on performance relative to the benchmark, as value stocks generally underperformed high relative price (growth) stocks globally. The Equity Underlying Funds’ exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs generally underperformed globally.

The Fund’s holdings of the Fixed Income Underlying Funds are intended to hedge against changes to the cost of funding in-retirement consumption by targeting the duration of investors’ retirement consumption liabilities. These holdings had an average duration of approximately 9.73 years over the 12 months ended October 31, 2020, compared to an average duration of approximately 1.90 years for the fixed income benchmark. The Fund’s holdings of the Fixed Income Underlying Funds outperformed the fixed income benchmark for the period. The Fixed Income Underlying Funds’ longer duration relative to the fixed income benchmark was the primary driver of outperformance during a period in which realized term premiums were positive.

For the 12 months ended October 31, 2020, the total return was 9.58% for the Fund and 10.54% for the S&P STRIDE Glide Path 2015 Index, a target date benchmark.

8

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2020

EXPENSE TABLES

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional 2010 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,065.70	0.20%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.13	0.20%	$1.02
Dimensional 2015 Target Date Retirement Income Fund (2)
Actual Fund Return	$1,000.00	$1,067.00	0.19%	$0.99

9

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.19%	$0.97

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

10

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2020. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

FUNDS OF FUNDS

Affiliated Investment Companies
Dimensional 2010 Target Date Retirement Income Fund	100.0%
Dimensional 2015 Target Date Retirement Income Fund	100.0%

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DIMENSIONAL 2010 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc	1,006,459	$13,134,289
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc	58,036	1,464,835
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc	58,335	1,464,211
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc	133,164	1,371,594
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc	32,850	686,562
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc	22,694	461,590
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc	28,472	343,938

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $16,463,742)		$18,927,019

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$18,927,019	—	—	$18,927,019

TOTAL	$18,927,019	—	—	$18,927,019

See accompanying Notes to Financial Statements.

12

DIMENSIONAL 2015 TARGET DATE RETIREMENT INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc	2,174,261	$28,374,100
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc	131,174	3,310,829
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc	131,845	3,309,319
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group Inc	251,370	3,056,659
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc	74,707	1,561,376
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc	51,718	1,051,933
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc	64,726	781,895

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $34,702,867)		$41,446,111

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.026% (Cost $92,767)	92,767	92,767

TOTAL INVESTMENTS — (100.0%) (Cost $34,795,634)		$41,538,878

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$41,446,111	—	—	$41,446,111
Temporary Cash Investments	92,767	—	—	92,767

TOTAL	$41,538,878	—	—	$41,538,878

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2020

(Amounts in thousands, except share and per share amounts)

	Dimensional 2010 Target Date Retirement Income Fund+	Dimensional 2015 Target Date Retirement Income Fund+
ASSETS:
Investments in Affiliated Investment Companies at Value	$18,927	$41,446
Temporary Cash Investments at Value & Cost	—	93
Receivables:
Affiliated Investment Companies Sold	100	—
Fund Shares Sold	15	4
Due from Advisor	5	6
Prepaid Expenses and Other Assets	11	13

Total Assets	19,058	41,562

LIABILITIES:
Payables:
Due to Custodian	77	—
Affiliated Investment Companies Purchased	—	58
Fund Shares Redeemed	—	21
Accrued Expenses and Other Liabilities	29	33

Total Liabilities	106	112

NET ASSETS	$18,952	$41,450

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $18,952 and $41,450 and shares outstanding of 1,601,209 and 3,396,250, respectively	$11.84	$12.20

NUMBER OF SHARES AUTHORIZED	800,000,000	800,000,000

Investments in Affiliated Investment Companies at Cost	$16,464	$34,703

NET ASSETS CONSIST OF:
Paid-In Capital	$16,328	$34,162
Total Distributable Earnings (Loss)	2,624	7,288

NET ASSETS	$18,952	$41,450

+	See Note C to the Financial Statements for additional information about the Due from Advisor receivable.

See accompanying Notes to Financial Statements.

14

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2020

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund	Dimensional 2015 Target Date Retirement Income Fund
Investment Income
Income Distributions Received from Affiliated Investment Companies	$227	$569
Total Investment Income	227	569
Expenses
Accounting & Transfer Agent Fees	18	19
Custodian Fees	1	2
Filing Fees	21	25
Shareholders’ Reports	10	15
Professional Fees	1	1
Other	5	10

Total Expenses	56	72

Fees Waived, Expenses Reimbursed by Advisor (Note C)	45	45

Net Expenses	11	27

Net Investment Income (Loss)	216	542

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	44	113
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	240	1,266
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	795	2,115

Net Realized and Unrealized Gain (Loss)	1,079	3,494

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,295	$4,036

See accompanying Notes to Financial Statements.

15

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional 2010 Target Date Retirement Income Fund		Dimensional 2015 Target Date Retirement Income Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$216	$392	$542	$1,009
Capital Gain Distributions Received from Affiliated Investment Companies	44	19	113	69
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	240	75	1,266	(131)
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	795	1,356	2,115	4,148

Net Increase (Decrease) in Net Assets Resulting from Operations	1,295	1,842	4,036	5,095

Distributions:
Institutional Class Shares	(296)	(397)	(589)	(1,017)
Capital Share Transactions (1):
Shares Issued	5,095	6,382	8,581	16,818
Shares Issued in Lieu of Cash Distributions	296	397	589	1,017
Shares Redeemed	(7,119)	(3,559)	(22,737)	(18,861)

Net Increase (Decrease) from Capital Share Transactions	(1,728)	3,220	(13,567)	(1,026)

Total Increase (Decrease) in Net Assets	(729)	4,665	(10,120)	3,052
Net Assets
Beginning of Year	19,681	15,016	51,570	48,518

End of Year	$18,952	$19,681	$41,450	$51,570

(1) Shares Issued and Redeemed:
Shares Issued	435	605	721	1,549
Shares Issued in Lieu of Cash Distributions	26	37	51	93
Shares Redeemed	(628)	(329)	(1,946)	(1,764)

Net Increase (Decrease) from Shares Issued and Redeemed	(167)	313	(1,174)	(122)

See accompanying Notes to Financial Statements.

16

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Dimensional 2010 Target Date Retirement Income Fund						Dimensional 2015 Target Date Retirement Income Fund
					Period						Period
	Year	Year	Year	Year	Nov 2,		Year	Year	Year	Year	Nov 2,
	Ended	Ended	Ended	Ended	2015 Ʊ to		Ended	Ended	Ended	Ended	2015 Ʊ to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2020	2019	2018	2017	2016		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.13	$10.32	$10.76	$10.44	$10.00		$11.28	$10.34	$10.83	$10.54	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.23	0.30	0.20	0.15		0.14	0.23	0.31	0.21	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.76	0.80	(0.41)	0.35	0.42		0.93	0.94	(0.45)	0.32	0.51

Total from Investment Operations	0.90	1.03	(0.11)	0.55	0.57		1.07	1.17	(0.14)	0.53	0.67

Less Distributions:
Net Investment Income	(0.14)	(0.22)	(0.30)	(0.21)	(0.13)		(0.14)	(0.23)	(0.31)	(0.22)	(0.13)
Net Realized Gains	(0.05)	—	(0.03)	(0.02)	—		(0.01)	(—)	(0.04)	(0.02)	—

Total Distributions	(0.19)	(0.22)	(0.33)	(0.23)	(0.13)		(0.15)	(0.23)	(0.35)	(0.24)	(0.13)

Net Asset Value, End of Period	$11.84	$11.13	$10.32	$10.76	$10.44		$12.20	$11.28	$10.34	$10.83	$10.54

Total Return	8.09%	10.09%	(1.10%)	5.31%	5.70	%(B)	9.58%	11.39%	(1.42%)	5.08%	6.67	%(B)

Net Assets, End of Period (thousands)	$18,952	$19,681	$15,016	$14,782	$8,982		$41,450	$51,570	$48,518	$32,771	$24,434
Ratio of Expenses to Average Net Assets *(C)	0.20%	0.21%	0.20%	0.20%	0.21	%(D)(E)	0.19%	0.19%	0.19%	0.20%	0.21	%(D)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.45%	0.55%	0.38%	0.45%	0.89	%(D)(E)	0.29%	0.33%	0.27%	0.29%	0.47	%(D)(E)
Ratio of Net Investment Income to Average Net Assets	1.22%	2.10%	2.77%	1.93%	1.49	%(D)(E)	1.23%	2.09%	2.83%	2.00%	1.57	%(D)(E)

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.14%	0.15%	0.14%	0.14%	0.15%		0.13%	0.13%	0.13%	0.14%	0.15%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

17

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund” or “IDG”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and six operational portfolios, two of which, the Dimensional 2010 Target Date Retirement Income Fund and the Dimensional 2015 Target Date Retirement Income Fund (the “Portfolios”), are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolios achieve their investment objectives by investing substantially all of their assets in other series of IDG and Dimensional Investment Group Inc. (“DIG”) (collectively, the “Underlying Funds”). The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not covered by this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of October 31, 2020, the Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/20
Dimensional 2010 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	—
	DFA One-Year Fixed Income Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
Dimensional 2015 Target Date Retirement Income Fund	U.S. Large Company Portfolio (DIG)	—
	U.S. Core Equity 1 Portfolio (IDG)	—
	Large Cap International Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA LTIP Portfolio (IDG)	1%
	DFA Inflation-Protected Securities Portfolio (IDG)	1%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

18

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A valuation hierarchy is included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2020, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from investments in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Portfolio. For the year ended October 31, 2020, each Portfolio did not pay a management fee to the Advisor for the services provided by the Advisor to the Portfolio. As a shareholder of the Underlying Funds, each Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

19

Effective February 28, 2019, pursuant to an Expense Assumption Agreement (the “Expense Assumption Agreement”) for each Portfolio, the Advisor has contractually agreed to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the expense limitation amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Expense Assumption Agreement for each Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. The Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The net amount of expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2020, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2020, are reflected below (amounts in thousands). Prior to February 28, 2019, pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio, the Advisor had contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of the Institutional Class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies managed by the Advisor) to the extent necessary to limit the Portfolio Expenses of the Institutional Class of the Portfolio to the Expense Limitation Amount listed below as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Dimensional 2010 Target Date Retirement Income Fund	0.06%	—	$45	$139
Dimensional 2015 Target Date Retirement Income Fund	0.06%	—	45	145

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2020, the total related amount paid by the Fund to the CCO was $309 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2020, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Dimensional 2010 Target Date Retirement Income Fund	—
Dimensional 2015 Target Date Retirement Income Fund	—

20

E. Purchases and Sales of Securities:

For the year ended October 31, 2020, the Portfolios’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2020	Shares as of October 31, 2020	Dividend Income	Capital Gain Distributions
Dimensional 2010 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$14,318	$3,211	$5,298	$162	$810	$13,203	1,012	$137	$10
U.S. Core Equity 1 Portfolio	1,576	496	646	33	14	1,473	58	22	26
U.S. Large Company Portfolio	1,578	415	626	55	46	1,468	58	28	8
DFA One-Year Fixed Income Portfolio	453	1,373	441	—	(1)	1,384	134	5	—
Large Cap International Portfolio	869	194	315	17	(73)	692	33	17	—
Emerging Markets Core Equity Portfolio	436	200	178	(13)	17	462	23	10	—
International Core Equity Portfolio	434	155	211	(14)	(18)	346	29	8	—

Total	$19,664	$6,044	$7,715	$240	$795	$19,028	1,347	$227	$44

Dimensional 2015 Target Date Retirement Income Fund
DFA Inflation-Protected Securities Portfolio	$34,128	$4,056	$12,164	$407	$1,968	$28,395	2,176	$310	$24
U.S. Core Equity 1 Portfolio	4,124	826	1,769	140	2	3,323	132	55	68
U.S. Large Company Portfolio	4,133	713	1,810	205	81	3,322	132	70	21
DFA LTIP Portfolio	4,597	1,039	3,344	502	275	3,069	252	47	—
Large Cap International Portfolio	2,274	417	988	18	(160)	1,561	75	42	—
Emerging Markets Core Equity Portfolio	1,143	325	429	(4)	17	1,052	52	24	—
International Core Equity Portfolio	1,137	197	482	(2)	(68)	782	65	21	—

Total	$51,536	$7,573	$20,986	$1,266	$2,115	$41,504	2,884	$569	$113

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings undistributed net investment income or accumulated net realized gains or losses, as

21

appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2020, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, tax equalization, non-deductible 90-day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2019, and October 31, 2020, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Dimensional 2010 Target Date Retirement Income Fund
2019	$397	—	—	$397
2020	216	$80	—	296
Dimensional 2015 Target Date Retirement Income Fund
2019	1,014	4	—	1,018
2020	540	49	—	589

As of October 31, 2020, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Dimensional 2010 Target Date Retirement Income Fund	$(1)	$(51)	$(52)
Dimensional 2015 Target Date Retirement Income Fund	(11)	(221)	(232)

As of October 31, 2020, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Dimensional 2010 Target Date Retirement Income Fund	$4	$324	$2,298	$2,626
Dimensional 2015 Target Date Retirement Income Fund	80	895	6,315	7,290

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolios after October 31, 2011, will not be subject to expiration and will retain their character as either short-term or long-term capital losses. As of October 31, 2020, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2020, the Portfolios did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

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As of October 31, 2020, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional 2010 Target Date Retirement Income Fund	$16,729	$2,299	$(1)	$2,298
Dimensional 2015 Target Date Retirement Income Fund	35,283	6,315	—	6,315

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 8, 2020, with its domestic custodian bank. A line of credit with similar terms was in effect through April 8, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 7, 2021.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2020. A line of credit with similar terms was in effect through January 2, 2020. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2021.

For the year ended October 31, 2020, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Dimensional 2010 Target Date Retirement Income Fund	1.52%	$134	13	—	$191	—

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	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2020
Dimensional 2015 Target Date Retirement Income Fund	1.64%	$242	59	$1	$478	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2020, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the year ended October 31, 2020.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Portfolios’ adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

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J. Coronavirus (COVID-19) Pandemic:

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

K. Other:

As of October 31, 2020, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Dimensional 2010 Target Date Retirement Income Fund	5	77%
Dimensional 2015 Target Date Retirement Income Fund	8	86%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Dimensional 2010 Target Date Retirement Income Fund and Dimensional 2015 Target Date Retirement Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dimensional 2010 Target Date Retirement Income Fund and Dimensional 2015 Target Date Retirement Income Fund (two of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2020 and for the period November 2, 2015 (commencement of operations) to October 31, 2016 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the four years in the period ended October 31, 2020 and for the period November 2, 2015 (commencement of operations) to October 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2020.

Each Board’s Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Darrell Duffie and Ingrid M. Werner. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee did not meet during the fiscal year ended October 31, 2020.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Myron S. Scholes and Darrell Duffie. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2020.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

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Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	DFAIDG - Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	132 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017 for the Funds	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1988). Visiting Scholar, Federal Reserve Bank of Richmond (since 1990). Formerly, Fischer Black Visiting Professor of Financial Economics, Alfred P. Sloan School of Management, Massachusetts Institute of Technology (2015 to 2016).	132 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since March 2019 for the Funds	Dean Witter Distinguished Professor of Finance, Graduate School of Business, Stanford University (since 1984).	132 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- April 2018).

Roger G. Ibbotson Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1943	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Chairman and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Consultant to Morningstar, Inc. (2006—2016).	132 portfolios in 5 investment companies	None

Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	DFAIDG - Since 1981; DIG & DEM – Since 1993; DFAITC – Since 1992	Chief Investment Strategist, Janus Henderson Investors (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981).	132 portfolios in 5 investment companies	Formerly, Adviser, Kuapay, Inc. (2013-2014). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980- 2014).

28

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000 for the Funds	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	132 portfolios in 5 investment companies	Director (since 2000) and formerly, Lead Director (2014- 2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (19 portfolios) (since 2009).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since March 2019 for the Funds	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since January 2018). President, Western Finance Association (global association of academic researchers and practitioners in finance) (since June 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (since 2016). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016).	132 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

29

Interested Director

The following interested Director is described as such because he is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman and Director	DFAIDG - Since 1981; DIG & DFAITC – Since 1992; DEM – Since 1993	Chairman, Director/Trustee, and formerly, President and Co-Chief Executive Officer (each until March 2017) of “DEM, DFAIDG, “DIG and DFAITC. Executive Chairman, and formerly, President and Co- Chief Executive Officer (each until February 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”). Formerly, Chairman and Director (2009-2018) and Co-Chief Executive Officer (2010 – June 2017) of Dimensional Fund Advisors Canada ULC. Trustee, University of Chicago (since 2002). Trustee, University of Kansas Endowment Association (since 2005). Member of Hoover Institution Board (since September 2019). Formerly, Director of Dimensional Fund Advisors Ltd. (2002 – July 2017), DFA Australia Limited (1994 – July 2017), Dimensional Advisors Ltd. (2012 – July 2017), Dimensional Funds plc (2006 – July 2017) and Dimensional Funds II plc (2006 – July 2017). Formerly, Director and President of Dimensional Japan Ltd. (2012 – April 2017). Formerly, President, Dimensional SmartNest (US) LLC (2009-2014); and Limited Partner, VSC Investors, LLC (2007-2015). Formerly, Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (2010- September 2017).	132 portfolios in 5 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

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Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since June 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since September 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since September 2019)

•  Dimensional ETF Trust (since June 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

David P. Butler 1964	Co-Chief Executive Officer	Since 2017

Co-Chief Executive Officer of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director (since 2017) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Japan Ltd.

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Ltd.

•  DFA Australia Limited

Director and Co-Chief Executive Officer (since 2017) of

•  Dimensional Cayman Commodity Fund I Ltd.

Head of Global Financial Advisor Services (since 2007) for

•  Dimensional Fund Advisors LP

Formerly, Vice President (2007 – 2017) of

•  all the DFA Entities

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA entities (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

31

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional Fund Advisors Pte. Ltd.
• Dimensional Hong Kong Limited

Vice President (since 2016) of
• Dimensional Fund Advisors Pte. Ltd.

Formerly, Vice President (2004 – 2017) of
• all the DFA Entities

Formerly, Vice President (2010 – 2016) of
• Dimensional Fund Advisors Canada ULC

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for
• Dimensional Fund Advisors LP

Randy Olson	Chief Compliance	Since August	Chief Compliance Officer (since August 2020)
1980	Officer	2020	• DFA Investment Dimensions Group Inc.
• Dimensional Investment Group Inc.
• The DFA Investment Trust Company
• Dimensional Emerging Markets Value Fund

Chief Compliance Officer (since September 2020)
• Dimensional ETF Trust

Formerly, Vice President – Senior Compliance Officer
• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan
• Dimensional Investment Advisors LP (April 2017 – January 2020)

Lisa M. Dallmer 1972	Vice President, Chief Financial Officer, and Treasurer	Since March 2020	Vice President, Chief Financial Officer, and Treasurer of • the DFA Fund Complex (since March 2020) • Dimensional ETF Trust (since June 2020)

Executive Vice President (since January 2020)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investments LLC
• DFA Securities LLC

Chief Operating Officer (since December 2019)
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investments LLC
• DFA Securities LLC

Formerly, Interim Chief Financial Officer and Treasurer (April 2020 - September 2020)
• Dimensional Fund Advisors Canada ULC

Jeff J. Jeon	Vice President	Since 2004	Vice President (since 2004) and Assistant Secretary (2017-2019) of
1973			• all the DFA Entities

Vice President (since June 2020)
• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of
• Dimensional Cayman Commodity Fund I Ltd.

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017	Vice President (since 2015) of • all the DFA Entities Assistant Treasurer (since 2017) of • the DFA Fund Complex Vice President and Assistant Treasurer (since June 2020)

32

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• Dimensional ETF Trust

Formerly, Senior Tax Manager (2013 – 2015) for
• Dimensional Fund Advisors LP

Kenneth M. Manell	Vice President	Since 2010	Vice President of
1972			• all the DFA Entities (since 2010)
• Dimensional ETF Trust (since June 2020)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of • the DFA Fund Complex (since 2017) • Dimensional ETF Trust (since June 2020)
General Counsel (since 2001) of
• all the DFA Entities (since 2001)
• Dimensional ETF Trust (since June 2020)

Executive Vice President (since 2017) and Secretary (since 2000) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• DFA Securities LLC
• Dimensional Investment LLC

Director (since 2002), Vice President (since 1997) and Secretary (since 2002) of
• DFA Australia Limited
• Dimensional Fund Advisors Ltd.

Vice President and Secretary of
• Dimensional Fund Advisors Canada ULC (since 2003)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Director of
• Dimensional Funds plc (since 2002)
• Dimensional Funds II plc (since 2006)
• Director of Dimensional Japan Ltd. (since 2012)
• Dimensional Advisors Ltd. (since 2012)
• Dimensional Fund Advisors Pte. Ltd. (since 2012)
• Dimensional Hong Kong Limited (since 2012)
• Dimensional Ireland Limited (since 2019)

Formerly, Vice President and Secretary (2010 – 2014) of
• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of
• the DFA Fund Complex

Formerly, Vice President of
• Dimensional Fund Advisors LP (1997 – 2017)
• Dimensional Holdings Inc. (2006 – 2017)
• DFA Securities LLC (1997 – 2017)
• Dimensional Investment LLC (2009 – 2017)

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017	Vice President (since 2010) and Secretary (since 2017) of • the DFA Fund Complex Vice President and Secretary of
• Dimensional ETF Trust (since June 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of
• Dimensional Fund Advisors LP
• Dimensional Holdings Inc.
• Dimensional Investment LLC

33

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Vice President of
• DFA Securities LLC (since 2010)
• Dimensional Cayman Commodity Fund I Ltd. (since 2010)
• Dimensional Fund Advisors Canada ULC (since 2016)

Gerard K. O’Reilly 1976	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer since 2017

Co-Chief Executive Officer and Chief Investment Officer of

•  all the DFA Entities (since 2017)

•  Dimensional Fund Advisors Canada ULC (since 2017)

•  Dimensional ETF Trust (since June 2020)

Director, Chief Investment Officer and Vice President (since 2017) of

•  DFA Australia Limited

Chief Investment Officer (since 2017) and Vice President (since 2016) of
• Dimensional Japan Ltd.

Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of
• Dimensional Cayman Commodity Fund I Ltd.

Director of
• Dimensional Funds plc (since 2014)
• Dimensional Fund II plc (since 2014)
• Dimensional Holdings Inc. (since 2017)
• Dimensional Ireland Limited (since 2019)

Formerly, Co-Chief Investment Officer of
• Dimensional Japan Ltd. (2016 – 2017)
• DFA Australia Limited (2014 – 2017)

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of
• all the DFA Entities

Formerly, Vice President (2007 – 2017) of
• all the DFA Entities

Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of
• Dimensional Fund Advisors Canada ULC

Formerly, Director (2017 – 2018) of
• Dimensional Fund Advisors Pte. Ltd.

James J. Taylor 1983	Vice President and Assistant Treasurer	Since March 2020	Vice President and Assistant Treasurer of • the DFA Fund Complex (since March 2020)
• Dimensional ETF Trust (since June 2020)

Vice President (since 2016) of
• Dimensional Holdings Inc.
• Dimensional Fund Advisors LP
• Dimensional Investment LLC
• DFA Securities LLC

Formerly, Accounting Manager (2015-2016)
• Dimensional Fund Advisors LP

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors/Trustees and until his or her successor is elected and qualified.

34

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

35

NOTICE TO SHAREHOLDERS

(Unaudited)

For shareholders that do not have an October 31, 2020 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 01, 2019 to October 31, 2020, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder. The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualifying For Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualifying Interest Income (6)	Qualifying Short- Term Capital Gain (7)
Dimensional 2010 Target Date Retirement Income Fund	73%	—	27%	—	—	100%	—	19%	—	—	—	—	—
Dimensional 2015 Target Date Retirement Income Fund	92%	—	8%	—	—	100%	—	17%	—	—	—	—	—

(1)

Qualifying Dividends represents dividends that qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)	“Foreign Tax Credit” represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)	“Foreign Source Income” represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

See accompanying Notes to Financial Statements.

36

DFA103120-054A 00253055

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2020: $2,252,955

Fiscal Year Ended October 31, 2019: $2,180,181

(b)	Audit-Related Fees

Fees for Registrant	Fiscal Year Ended October 31, 2020: $183,162

Fiscal Year Ended October 31, 2019: $179,382

For fiscal years ended October 31, 2020 and October 31, 2019, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2020: $215,000

Fiscal Year Ended October 31, 2019: $210,000

For the fiscal years ended October 31, 2020 and October 31, 2019, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant	Fiscal Year Ended October 31, 2020: $0

Fiscal Year Ended October 31, 2019: $0

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant	Fiscal Year Ended October 31, 2020: $0

Fiscal Year Ended October 31, 2019: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2020 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2020: $1,477,288

Fiscal Year Ended October 31, 2019: $1,435,444

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Large Cap Equity Portfolio	Series of Registrant

U.S. Targeted Value Portfolio	Series of Registrant

U.S. Small Cap Value Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Core Equity 1 Portfolio	Series of Registrant

U.S. Core Equity 2 Portfolio	Series of Registrant

U.S. Vector Equity Portfolio	Series of Registrant

U.S. Small Cap Portfolio	Series of Registrant

U.S. Micro Cap Portfolio	Series of Registrant

DFA Real Estate Securities Portfolio	Series of Registrant

Large Cap International Portfolio	Series of Registrant

International Core Equity Portfolio	Series of Registrant

DFA International Real Estate Securities Portfolio	Series of Registrant

DFA Global Real Estate Securities Portfolio	Series of Registrant

DFA International Small Cap Value Portfolio	Series of Registrant

International Vector Equity Portfolio	Series of Registrant

World ex U.S. Targeted Value Portfolio	Series of Registrant

World ex U.S. Core Equity Portfolio	Series of Registrant

Emerging Markets Core Equity Portfolio	Series of Registrant

U.S. High Relative Profitability Portfolio	Series of the Registrant

International High Relative Profitability Portfolio	Series of the Registrant

Emerging Markets Targeted Value Portfolio	Series of the Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio

The Japanese Small Company Series	Master fund for Japanese Small Company Portfolio

The Asia Pacific Small Company Series	Master fund for Asia Pacific Small Company Portfolio

The United Kingdom Small Company Series	Master fund for United Kingdom Small Company Portfolio

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

The Continental Small Company Series	Master fund for Continental Small Company Portfolio

The Emerging Markets Series	Master fund for Emerging Markets Portfolio

The Emerging Markets Small Cap Series	Master fund for Emerging Markets Small Cap Portfolio

Dimensional Emerging Markets Value Fund	Master fund for Emerging Markets Value Portfolio

U.S. Social Core Equity 2 Portfolio	Series of Registrant

U.S. Sustainability Core 1 Portfolio	Series of Registrant

U.S. Sustainability Targeted Value Portfolio	Series of Registrant

International Sustainability Core 1 Portfolio	Series of Registrant

International Social Core Equity Portfolio	Series of Registrant

Emerging Markets Social Core Equity Portfolio	Series of Registrant

Emerging Markets Sustainability Core 1 Portfolio	Series of Registrant

Tax-Managed U.S. Equity Portfolio	Series of Registrant

Tax-Managed U.S. Targeted Value Portfolio	Series of Registrant

Tax-Managed U.S. Small Cap Portfolio	Series of Registrant

T.A. U.S. Core Equity 2 Portfolio	Series of Registrant

Tax-Managed DFA International Value Portfolio	Series of Registrant

T.A. World ex U.S. Core Equity Portfolio	Series of Registrant

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio

VA U.S. Targeted Value Portfolio	Series of Registrant

VA U.S. Large Value Portfolio	Series of Registrant

VA International Value Portfolio	Series of Registrant

VA International Small Portfolio	Series of Registrant

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant

U.S. Large Cap Growth Portfolio	Series of Registrant

U.S. Small Cap Growth Portfolio	Series of Registrant

International Large Cap Growth Portfolio	Series of Registrant

International Small Cap Growth Portfolio	Series of Registrant

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CPI	Consumer Price Index
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
BAM	Build America Mutual
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt

Investment Footnotes
†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

U.S. LARGE CAP EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (11.3%)
	Activision Blizzard, Inc.	33,967	$2,572,321
*	Alphabet, Inc., Class A	15,986	25,835,135
*	Alphabet, Inc., Class C	16,118	26,127,439
*	Altice USA, Inc., Class A	28,932	779,717
	AT&T, Inc.	384,646	10,393,135
	Cable One, Inc.	441	763,750
	CenturyLink, Inc.	167,362	1,442,660
*	Charter Communications, Inc., Class A	9,520	5,748,366
	Comcast Corp., Class A	288,127	12,170,485
#*	Discovery, Inc., Class A	21,517	435,504
*	Discovery, Inc., Class C	46,175	845,926
*	DISH Network Corp., Class A	30,038	765,669
*	Electronic Arts, Inc.	19,279	2,310,203
*	Facebook, Inc., Class A	128,015	33,682,027
	Fox Corp., Class A	34,757	921,756
*	Fox Corp., Class B	26,067	681,391
*	GCI Liberty, Inc., Class A	11,378	924,235
*	IAC/InterActiveCorp	4,636	559,658
	Interpublic Group of Cos., Inc. (The)	69,400	1,255,446
*	Liberty Broadband Corp., Class A	2,108	296,279
*	Liberty Broadband Corp., Class C	13,398	1,898,631
*	Liberty Media Corp.-Liberty Formula One, Class C	24,880	898,914
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	291,875
*	Liberty Media Corp.-Liberty SiriusXM, Class C	20,026	692,900
*	Live Nation Entertainment, Inc.	12,434	606,779
	Madison Square Garden Entertainment Corp.	0	0
*	Match Group, Inc.	13,161	1,536,942
*	Netflix, Inc.	19,585	9,317,368
	New York Times Co. (The), Class A	12,013	476,436
	News Corp., Class A	32,026	420,501
	News Corp., Class B	13,500	175,770
	Omnicom Group, Inc.	32,803	1,548,302
*	Pinterest, Inc., Class A	24,673	1,454,473
*	Roku, Inc.	3,149	637,358
#	Sirius XM Holdings, Inc.	73,704	422,324
*	Snap, Inc., Class A	40,577	1,598,328
*	Spotify Technology SA	3,673	881,116
*	Take-Two Interactive Software, Inc.	7,849	1,215,967
*	T-Mobile US, Inc.	29,137	3,192,541
*	Twitter, Inc.	68,454	2,831,257
	Verizon Communications, Inc.	347,460	19,801,745
	ViacomCBS, Inc., Class A	868	25,919
#	ViacomCBS, Inc., Class B	46,946	1,341,247
	Walt Disney Co. (The)	77,685	9,419,306
*	Zillow Group, Inc., Class A	7,062	630,848
#*	Zillow Group, Inc., Class C	9,462	838,522
*	Zynga, Inc., Class A	86,080	773,859

TOTAL COMMUNICATION SERVICES			191,440,330

CONSUMER DISCRETIONARY — (11.9%)
	Advance Auto Parts, Inc.	7,604	1,119,917
*	Amazon.com, Inc.	22,089	67,065,517
	Aptiv P.L.C.	22,945	2,213,963
	Aramark	13,144	364,615
	Autoliv, Inc.	569	43,130

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoZone, Inc.	1,041	$1,175,268
	Best Buy Co., Inc.	30,597	3,413,095
*	Booking Holdings, Inc.	2,334	3,786,915
	BorgWarner, Inc.	22,383	782,957
*	Bright Horizons Family Solutions, Inc.	6,633	1,048,346
*	Burlington Stores, Inc.	3,656	707,729
*	Caesars Entertainment, Inc.	4,267	191,247
*	CarMax, Inc.	20,731	1,791,988
#	Carnival Corp.	66,617	913,319
#*	Carvana Co.	1,784	330,664
#*	Chegg, Inc.	9,990	733,666
*	Chipotle Mexican Grill, Inc.	1,110	1,333,643
	Darden Restaurants, Inc.	19,000	1,746,480
	Dollar General Corp.	13,335	2,783,148
*	Dollar Tree, Inc.	31,693	2,862,512
	Domino’s Pizza, Inc.	1,659	627,633
	DR Horton, Inc.	40,310	2,693,111
	Dunkin’ Brands Group, Inc.	5,107	509,219
	eBay, Inc.	41,519	1,977,550
*	Etsy, Inc.	4,630	562,962
	Expedia Group, Inc.	10,116	952,421
	Ford Motor Co.	407,229	3,147,880
	Garmin, Ltd.	21,090	2,193,782
	General Motors Co.	81,196	2,803,698
	Gentex Corp.	40,019	1,107,326
	Genuine Parts Co.	15,878	1,435,848
	Hasbro, Inc.	17,370	1,436,846
	Hilton Worldwide Holdings, Inc.	11,715	1,028,694
	Home Depot, Inc. (The)	47,402	12,642,587
	Las Vegas Sands Corp.	35,307	1,696,854
	Lear Corp.	6,405	773,788
	Lennar Corp., Class A	24,214	1,700,549
	Lennar Corp., Class B	1,223	69,576
*	LKQ Corp.	44,849	1,434,720
	Lowe’s Cos., Inc.	42,805	6,767,471
*	Lululemon Athletica, Inc.	6,153	1,964,591
	Marriott International, Inc., Class A	13,157	1,222,022
	McDonald’s Corp.	33,112	7,052,856
	MGM Resorts International	28,027	576,515
	Newell Brands, Inc.	11,159	197,068
	NIKE, Inc., Class B	64,496	7,744,680
*	NVR, Inc.	330	1,304,520
*	O’Reilly Automotive, Inc.	4,247	1,854,240
	Pool Corp.	2,353	823,150
	PulteGroup, Inc.	31,604	1,288,179
	Ross Stores, Inc.	21,048	1,792,658
	Royal Caribbean Cruises, Ltd.	19,439	1,096,748
	Service Corp. International	31,732	1,469,509
	Starbucks Corp.	49,144	4,273,562
	Target Corp.	31,923	4,859,319
*	Tesla, Inc.	27,427	10,642,773
	Tiffany & Co.	11,876	1,553,856
	TJX Cos., Inc. (The)	50,270	2,553,716
	Tractor Supply Co.	10,104	1,345,954
*	Ulta Beauty, Inc.	6,670	1,379,156
	Vail Resorts, Inc.	4,361	1,011,926
	VF Corp.	34,289	2,304,221
#*	Wayfair, Inc., Class A	2,776	688,531
	Whirlpool Corp.	12,760	2,360,090

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wynn Resorts, Ltd.	8,651	$626,592
	Yum! Brands, Inc.	13,047	1,217,677

TOTAL CONSUMER DISCRETIONARY			203,174,743

CONSUMER STAPLES — (7.0%)
	Altria Group, Inc.	107,375	3,874,090
	Archer-Daniels-Midland Co.	47,640	2,202,874
#*	Beyond Meat, Inc.	1,951	277,881
*	Boston Beer Co., Inc. (The), Class A	807	838,618
	Brown-Forman Corp., Class A	3,116	195,529
	Brown-Forman Corp., Class B	15,003	1,045,859
	Campbell Soup Co.	29,714	1,386,752
	Church & Dwight Co., Inc.	21,900	1,935,741
	Clorox Co. (The)	7,241	1,500,697
	Coca-Cola Co. (The)	207,411	9,968,173
	Colgate-Palmolive Co.	42,805	3,376,886
	Conagra Brands, Inc.	42,947	1,507,010
	Constellation Brands, Inc., Class A	11,714	1,935,504
	Costco Wholesale Corp.	24,486	8,756,683
	Estee Lauder Cos., Inc. (The), Class A	13,039	2,864,147
	General Mills, Inc.	55,502	3,281,278
	Hershey Co. (The)	8,730	1,200,026
#	Hormel Foods Corp.	51,473	2,506,220
	JM Smucker Co. (The)	10,460	1,173,612
	Kellogg Co.	33,268	2,092,225
#	Keurig Dr Pepper, Inc.	18,847	506,984
	Kimberly-Clark Corp.	14,860	1,970,287
	Kraft Heinz Co. (The)	44,301	1,355,168
	Kroger Co. (The)	118,520	3,817,529
	Lamb Weston Holdings, Inc.	9,086	576,507
	McCormick & Co., Inc. Non-Voting	8,964	1,618,092
	Molson Coors Beverage Co., Class B	25,399	895,569
	Mondelez International, Inc., Class A	62,531	3,321,647
*	Monster Beverage Corp.	25,974	1,988,829
	PepsiCo, Inc.	79,820	10,639,208
	Philip Morris International, Inc.	69,298	4,921,544
	Procter & Gamble Co. (The)	137,350	18,830,685
	Sysco Corp.	28,709	1,587,895
	Tyson Foods, Inc., Class A	30,784	1,761,768
	Walgreens Boots Alliance, Inc.	61,264	2,085,427
	Walmart, Inc.	80,772	11,207,115

TOTAL CONSUMER STAPLES			119,004,059

ENERGY — (2.0%)
	Baker Hughes Co.	60,052	886,968
	Cabot Oil & Gas Corp.	70,280	1,250,281
*	Cheniere Energy, Inc.	12,836	614,459
	Chevron Corp.	83,661	5,814,439
	Concho Resources, Inc.	26,278	1,090,800
	ConocoPhillips	67,833	1,941,380
	EOG Resources, Inc.	38,879	1,331,217
	Exxon Mobil Corp.	176,253	5,749,373
	Halliburton Co.	117,198	1,413,408
	Hess Corp.	34,057	1,267,602
	Kinder Morgan, Inc.	130,954	1,558,353
	Marathon Petroleum Corp.	54,909	1,619,816
	Occidental Petroleum Corp.	47,948	437,765
	ONEOK, Inc.	37,953	1,100,637

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Phillips 66	20,026	$934,413
	Pioneer Natural Resources Co.	16,705	1,329,050
	Schlumberger, Ltd.	176,222	2,632,757
	Valero Energy Corp.	35,354	1,365,018
	Williams Cos., Inc. (The)	101,292	1,943,793

TOTAL ENERGY			34,281,529

FINANCIALS — (10.1%)
	Aflac, Inc.	49,485	1,680,016
	Alleghany Corp.	1,591	870,166
	Allstate Corp. (The)	21,829	1,937,324
	Ally Financial, Inc.	52,249	1,394,003
	American Express Co.	44,458	4,056,348
	American International Group, Inc.	74,843	2,356,806
	Ameriprise Financial, Inc.	17,690	2,845,083
	Aon P.L.C., Class A	13,349	2,456,350
*	Arch Capital Group, Ltd.	34,515	1,042,698
	Ares Management Corp., Class A	5,792	245,002
	Arthur J Gallagher & Co.	20,478	2,123,773
	Assurant, Inc.	6,892	857,158
*	Athene Holding, Ltd., Class A	1,053	33,780
	Bank of America Corp.	340,025	8,058,593
	Bank of New York Mellon Corp. (The)	62,336	2,141,865
*	Berkshire Hathaway, Inc., Class B	80,470	16,246,893
	BlackRock, Inc.	6,630	3,972,762
	Blackstone Group, Inc. (The), Class A	29,831	1,504,079
	Brown & Brown, Inc.	31,425	1,367,302
	Capital One Financial Corp.	25,115	1,835,404
	Cboe Global Markets, Inc.	12,656	1,028,806
	Charles Schwab Corp. (The)	104,227	4,284,772
	Chubb, Ltd.	19,798	2,571,958
	Cincinnati Financial Corp.	14,046	993,614
	Citigroup, Inc.	90,505	3,748,717
	Citizens Financial Group, Inc.	39,130	1,066,293
	CME Group, Inc.	15,155	2,284,162
	CNA Financial Corp.	6,080	181,123
	Commerce Bancshares, Inc.	15,572	969,357
	Discover Financial Services	32,014	2,081,230
	Equitable Holdings, Inc.	43,684	938,769
	Erie Indemnity Co., Class A	4,209	980,150
	Everest Re Group, Ltd.	4,304	848,232
	FactSet Research Systems, Inc.	2,698	826,937
	Fidelity National Financial, Inc.	31,376	981,755
	Fifth Third Bancorp	62,771	1,457,543
	First Republic Bank	14,773	1,863,466
	Franklin Resources, Inc.	44,067	826,256
	Globe Life, Inc.	14,492	1,175,156
	Goldman Sachs Group, Inc. (The)	14,403	2,722,743
	Hartford Financial Services Group, Inc. (The)	37,905	1,460,101
	Huntington Bancshares, Inc.	90,043	940,049
	Intercontinental Exchange, Inc.	25,646	2,420,982
	JPMorgan Chase & Co.	159,111	15,599,243
	KeyCorp	89,466	1,161,269
	KKR & Co., Inc., Class A	49,256	1,682,092
	Lincoln National Corp.	24,979	876,763
	Loews Corp.	24,798	859,995
	M&T Bank Corp.	11,568	1,198,213
*	Markel Corp.	1,147	1,069,922
	MarketAxess Holdings, Inc.	1,856	1,000,106

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Marsh & McLennan Cos., Inc.	27,764	$2,872,463
	MetLife, Inc.	49,841	1,886,482
	Moody’s Corp.	9,694	2,548,553
	Morgan Stanley	80,776	3,889,364
	Morningstar, Inc.	4,414	840,337
	MSCI, Inc.	3,490	1,220,942
	Nasdaq, Inc.	18,135	2,194,154
	Northern Trust Corp.	21,845	1,709,808
	PNC Financial Services Group, Inc. (The)	18,105	2,025,587
	Principal Financial Group, Inc.	24,811	973,087
	Progressive Corp. (The)	39,096	3,592,922
	Prudential Financial, Inc.	32,980	2,111,380
	Raymond James Financial, Inc.	14,044	1,073,523
	Regions Financial Corp.	88,023	1,170,706
	RenaissanceRe Holdings, Ltd.	5,085	822,346
	S&P Global, Inc.	10,554	3,406,092
	SEI Investments Co.	18,771	922,595
	State Street Corp.	30,179	1,777,543
*	SVB Financial Group	5,712	1,660,478
	Synchrony Financial	60,987	1,525,895
	T Rowe Price Group, Inc.	18,633	2,360,056
	Tradeweb Markets, Inc., Class A	1,738	94,686
	Travelers Cos., Inc. (The)	22,722	2,742,773
	Truist Financial Corp.	59,314	2,498,306
	U.S. Bancorp	56,654	2,206,673
	Voya Financial, Inc.	14,642	701,791
	Wells Fargo & Co.	163,140	3,499,353
	Willis Towers Watson P.L.C.	11,186	2,041,221
	WR Berkley Corp.	15,551	934,926

TOTAL FINANCIALS			172,429,221

HEALTH CARE — (14.1%)
	Abbott Laboratories	80,712	8,483,638
	AbbVie, Inc.	94,749	8,063,140
*	ABIOMED, Inc.	3,738	941,527
*	ACADIA Pharmaceuticals, Inc.	12,593	584,945
	Agilent Technologies, Inc.	21,773	2,222,806
*	Alexion Pharmaceuticals, Inc.	18,233	2,099,348
*	Align Technology, Inc.	5,327	2,269,728
*	Alnylam Pharmaceuticals, Inc.	5,113	628,746
*	Amedisys, Inc.	1,900	492,100
	AmerisourceBergen Corp.	18,116	1,740,404
	Amgen, Inc.	33,989	7,373,574
	Anthem, Inc.	13,600	3,710,080
	Baxter International, Inc.	39,094	3,032,522
	Becton Dickinson and Co.	12,300	2,842,899
*	Biogen, Inc.	14,077	3,548,389
*	BioMarin Pharmaceutical, Inc.	11,388	847,609
*	Bio-Rad Laboratories, Inc., Class A	2,076	1,217,408
	Bio-Techne Corp.	3,107	784,238
*	Boston Scientific Corp.	59,894	2,052,567
	Bristol-Myers Squibb Co.	97,314	5,688,003
	Bruker Corp.	12,075	513,670
	Cardinal Health, Inc.	24,967	1,143,239
*	Catalent, Inc.	15,212	1,335,157
*	Centene Corp.	35,830	2,117,553
	Cerner Corp.	28,301	1,983,617
*	Charles River Laboratories International, Inc.	4,943	1,125,521
	Chemed Corp.	1,883	900,677

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Cigna Corp.	20,456	$3,415,538
	Cooper Cos., Inc. (The)	4,911	1,566,855
	CVS Health Corp.	68,621	3,848,952
	Danaher Corp.	27,635	6,343,338
*	DaVita, Inc.	16,882	1,456,072
	DENTSPLY SIRONA, Inc.	21,057	993,680
*	DexCom, Inc.	3,369	1,076,665
*	Edwards Lifesciences Corp.	21,652	1,552,232
*	Elanco Animal Health, Inc.	36,612	1,135,338
	Eli Lilly and Co.	49,736	6,488,559
	Encompass Health Corp.	13,865	850,063
#*	Exact Sciences Corp.	9,085	1,124,996
*	Exelixis, Inc.	34,793	712,561
	Gilead Sciences, Inc.	81,739	4,753,123
*	Guardant Health, Inc.	7,642	815,096
	HCA Healthcare, Inc.	11,562	1,432,994
*	Henry Schein, Inc.	18,666	1,186,784
*	Hologic, Inc.	22,842	1,571,986
*	Horizon Therapeutics P.L.C.	16,733	1,253,804
	Humana, Inc.	8,649	3,453,373
*	IDEXX Laboratories, Inc.	4,742	2,014,496
*	Illumina, Inc.	5,434	1,590,532
*	Incyte Corp.	7,831	678,478
*	Insulet Corp.	2,033	451,834
*	Intuitive Surgical, Inc.	4,052	2,703,008
*	Ionis Pharmaceuticals, Inc.	13,508	634,201
*	IQVIA Holdings, Inc.	14,235	2,192,048
*	Jazz Pharmaceuticals P.L.C.	7,605	1,095,880
	Johnson & Johnson	141,207	19,360,892
*	Laboratory Corp. of America Holdings	8,361	1,670,277
*	Masimo Corp.	4,870	1,090,003
	McKesson Corp.	17,146	2,528,864
	Medtronic P.L.C.	56,587	5,690,955
	Merck & Co., Inc.	146,955	11,052,486
*	Mettler-Toledo International, Inc.	1,416	1,413,041
#*	Moderna, Inc.	14,860	1,002,604
*	Molina Healthcare, Inc.	10,229	1,907,402
*	Mylan NV	63,032	916,485
*	Neurocrine Biosciences, Inc.	5,618	554,328
	Novocure, Ltd.	0	0
#*	Penumbra, Inc.	1,100	287,133
	PerkinElmer, Inc.	12,350	1,599,942
	Perrigo Co. P.L.C.	16,406	719,731
	Pfizer, Inc.	305,630	10,843,752
*	PRA Health Sciences, Inc.	5,288	515,263
	Quest Diagnostics, Inc.	14,739	1,800,221
*	Quidel Corp.	4,232	1,135,403
*	Regeneron Pharmaceuticals, Inc.	4,645	2,524,836
*	Repligen Corp.	4,145	690,433
	ResMed, Inc.	8,052	1,545,501
*	Sarepta Therapeutics, Inc.	3,090	419,962
*	Seagen, Inc.	6,615	1,103,382
	STERIS P.L.C.	8,863	1,570,435
	Stryker Corp.	15,143	3,059,037
#*	Teladoc Health, Inc.	3,062	601,560
	Teleflex, Inc.	3,423	1,089,301
	Thermo Fisher Scientific, Inc.	18,126	8,575,773
	UnitedHealth Group, Inc.	52,791	16,108,646
	Universal Health Services, Inc., Class B	9,183	1,005,998

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Varian Medical Systems, Inc.	6,514	$1,125,619
*	Veeva Systems, Inc., Class A	4,984	1,345,929
*	Vertex Pharmaceuticals, Inc.	9,583	1,996,714
*	Waters Corp.	2,887	643,281
	West Pharmaceutical Services, Inc.	3,340	908,714
	Zimmer Biomet Holdings, Inc.	17,329	2,289,161
	Zoetis, Inc.	26,987	4,278,789

TOTAL HEALTH CARE			239,107,444

INDUSTRIALS — (11.0%)
	3M Co.	35,887	5,740,485
*	AECOM	10,806	484,541
	Allegion P.L.C.	8,851	871,824
	AMERCO	2,734	949,135
	AMETEK, Inc.	25,440	2,498,208
	AO Smith Corp.	19,515	1,008,730
	Boeing Co. (The)	23,873	3,447,022
	Carlisle Cos., Inc.	7,637	945,995
	Carrier Global Corp.	67,295	2,246,980
	Caterpillar, Inc.	39,321	6,175,363
	CH Robinson Worldwide, Inc.	13,435	1,188,057
	Cintas Corp.	10,843	3,410,666
*	Copart, Inc.	14,879	1,642,046
*	CoStar Group, Inc.	2,104	1,732,875
	CSX Corp.	51,611	4,074,172
	Cummins, Inc.	19,708	4,333,592
	Deere & Co.	21,267	4,804,428
	Delta Air Lines, Inc.	62,682	1,920,576
	Donaldson Co., Inc.	9,555	453,863
	Dover Corp.	19,049	2,108,915
	Eaton Corp. P.L.C.	24,990	2,593,712
	Emerson Electric Co.	58,205	3,771,102
	Equifax, Inc.	8,946	1,222,024
	Expeditors International of Washington, Inc.	14,061	1,242,571
	Fastenal Co.	53,160	2,298,107
	FedEx Corp.	16,578	4,301,494
	Fortive Corp.	29,065	1,790,404
	Fortune Brands Home & Security, Inc.	20,152	1,629,692
*	Generac Holdings, Inc.	8,374	1,759,796
	General Dynamics Corp.	16,871	2,215,668
	General Electric Co.	366,528	2,719,638
	Graco, Inc.	20,394	1,262,389
	HEICO Corp.	4,109	431,650
	HEICO Corp., Class A	6,353	594,006
	Honeywell International, Inc.	38,767	6,394,617
	Howmet Aerospace, Inc.	50,706	874,679
	Hubbell, Inc.	9,655	1,404,899
	Huntington Ingalls Industries, Inc.	3,381	498,630
	IDEX Corp.	5,552	946,005
	IHS Markit, Ltd.	14,965	1,210,220
	Illinois Tool Works, Inc.	18,257	3,576,181
*	Ingersoll Rand, Inc.	37,059	1,294,841
	Jacobs Engineering Group, Inc.	11,933	1,133,635
	JB Hunt Transport Services, Inc.	11,277	1,372,862
	Johnson Controls International P.L.C.	62,256	2,627,826
	Kansas City Southern	9,978	1,757,525
	Knight-Swift Transportation Holdings, Inc.	20,768	788,976
	L3Harris Technologies, Inc.	12,748	2,053,830
	Lennox International, Inc.	1,874	509,091

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Lockheed Martin Corp.	14,482	$5,070,583
	Masco Corp.	11,715	627,924
	Nordson Corp.	5,277	1,020,730
	Norfolk Southern Corp.	14,312	2,992,925
	Northrop Grumman Corp.	10,314	2,989,203
	Old Dominion Freight Line, Inc.	10,504	1,999,646
	Otis Worldwide Corp.	18,551	1,136,805
	PACCAR, Inc.	46,187	3,943,446
	Parker-Hannifin Corp.	16,583	3,455,234
	Pentair P.L.C.	23,752	1,181,900
	Raytheon Technologies Corp.	65,213	3,542,370
	Republic Services, Inc.	41,587	3,666,726
	Robert Half International, Inc.	4,997	253,298
	Rockwell Automation, Inc.	6,859	1,626,406
	Rollins, Inc.	14,219	822,569
	Roper Technologies, Inc.	5,789	2,149,687
*	Sensata Technologies Holding P.L.C.	13,480	589,211
	Snap-on, Inc.	7,954	1,252,994
	Southwest Airlines Co.	56,964	2,251,787
	Stanley Black & Decker, Inc.	14,992	2,491,670
*	Teledyne Technologies, Inc.	3,795	1,173,224
	Textron, Inc.	26,338	942,900
	Toro Co. (The)	13,627	1,118,777
	Trane Technologies P.L.C.	26,228	3,481,767
	TransDigm Group, Inc.	2,409	1,150,081
	TransUnion	16,504	1,314,709
*	Trex Co., Inc.	13,726	954,506
*	Uber Technologies, Inc.	4,511	150,713
	Union Pacific Corp.	43,769	7,755,429
*	United Airlines Holdings, Inc.	40,453	1,369,739
	United Parcel Service, Inc., Class B	40,683	6,391,706
*	United Rentals, Inc.	12,781	2,278,724
	Verisk Analytics, Inc.	9,476	1,686,444
	Waste Management, Inc.	26,258	2,833,501
	Watsco, Inc.	4,256	953,940
	Westinghouse Air Brake Technologies Corp.	16,641	986,811
	WW Grainger, Inc.	5,375	1,881,357
#*	XPO Logistics, Inc.	15,696	1,412,640
	Xylem, Inc.	19,949	1,738,356

TOTAL INDUSTRIALS			186,953,981

INFORMATION TECHNOLOGY — (25.6%)
	Accenture P.L.C., Class A	40,421	8,767,719
*	Adobe, Inc.	20,154	9,010,853
*	Advanced Micro Devices, Inc.	52,155	3,926,750
*	Akamai Technologies, Inc.	17,902	1,702,838
#*	Alteryx, Inc., Class A	2,874	360,256
	Amdocs, Ltd.	19,502	1,099,523
	Amphenol Corp., Class A	17,243	1,945,700
	Analog Devices, Inc.	16,654	1,973,999
*	ANSYS, Inc.	5,032	1,531,590
	Apple, Inc.	815,140	88,736,140
	Applied Materials, Inc.	49,923	2,956,939
*	Arista Networks, Inc.	5,764	1,204,100
*	Aspen Technology, Inc.	7,818	858,495
*	Atlassian Corp. P.L.C., Class A	3,892	745,785
*	Autodesk, Inc.	9,645	2,271,783
	Automatic Data Processing, Inc.	25,454	4,020,714
*	Avalara, Inc.	3,553	529,575

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Black Knight, Inc.	12,229	$1,075,541
	Booz Allen Hamilton Holding Corp.	10,724	841,834
	Broadcom, Inc.	22,163	7,748,850
	Broadridge Financial Solutions, Inc.	8,535	1,174,416
*	Cadence Design Systems, Inc.	12,379	1,353,891
	CDW Corp.	8,066	988,892
*	Ceridian HCM Holding, Inc.	10,295	887,635
*	Ciena Corp.	21,657	853,069
	Cisco Systems, Inc.	232,302	8,339,642
	Citrix Systems, Inc.	5,477	620,380
	Cognex Corp.	10,975	723,253
	Cognizant Technology Solutions Corp., Class A	37,689	2,691,748
	Corning, Inc.	69,592	2,224,856
*	Coupa Software, Inc.	1,724	461,515
*	Cree, Inc.	200	12,720
*	Dell Technologies, Inc., Class C	10,042	605,131
*	DocuSign, Inc.	5,598	1,132,195
	Dolby Laboratories, Inc., Class A	6,404	480,812
*	Dropbox, Inc., Class A	10,501	191,748
*	Elastic N.V.	5,282	535,648
*	Enphase Energy, Inc.	13,194	1,294,199
	Entegris, Inc.	17,983	1,344,589
*	EPAM Systems, Inc.	3,830	1,183,278
*	F5 Networks, Inc.	7,289	969,000
*	Fair Isaac Corp.	1,777	695,607
#*	Fastly, Inc., Class A	1,040	66,050
	Fidelity National Information Services, Inc.	27,057	3,371,032
*	Fiserv, Inc.	23,676	2,260,348
*	Five9, Inc.	1,492	226,366
*	FleetCor Technologies, Inc.	7,108	1,570,228
*	Fortinet, Inc.	8,340	920,486
*	Gartner, Inc.	5,751	690,695
	Genpact, Ltd.	28,087	965,350
	Global Payments, Inc.	13,005	2,051,409
*	GoDaddy, Inc., Class A	8,963	634,043
*	Guidewire Software, Inc.	6,023	578,871
	Hewlett Packard Enterprise Co.	142,153	1,228,202
	HP, Inc.	59,383	1,066,519
*	HubSpot, Inc.	2,523	731,847
	Intel Corp.	330,561	14,637,241
	International Business Machines Corp.	64,127	7,160,421
	Intuit, Inc.	11,702	3,682,385
*	IPG Photonics Corp.	5,941	1,104,788
	Jack Henry & Associates, Inc.	5,190	769,418
	Juniper Networks, Inc.	39,066	770,382
*	Keysight Technologies, Inc.	15,734	1,650,025
	KLA Corp.	10,731	2,115,939
	Lam Research Corp.	7,409	2,534,471
	Leidos Holdings, Inc.	18,976	1,575,008
	Marvell Technology Group, Ltd.	56,705	2,127,005
	Mastercard, Inc., Class A	51,638	14,904,792
	Maxim Integrated Products, Inc.	17,156	1,194,915
	Microchip Technology, Inc.	27,203	2,858,491
*	Micron Technology, Inc.	59,861	3,013,403
	Microsoft Corp.	360,764	73,043,887
#*	MongoDB, Inc.	1,954	446,430
	Monolithic Power Systems, Inc.	3,026	967,110
	Motorola Solutions, Inc.	7,367	1,164,428
	NetApp, Inc.	13,066	573,467

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	NortonLifeLock, Inc.	36,266	$745,992
*	Nuance Communications, Inc.	13,700	437,167
	NVIDIA Corp.	24,688	12,377,576
*	Okta, Inc.	3,266	685,305
*	ON Semiconductor Corp.	60,619	1,520,931
	Oracle Corp.	114,813	6,442,157
*	Palo Alto Networks, Inc.	3,317	733,687
	Paychex, Inc.	28,891	2,376,285
*	Paycom Software, Inc.	3,091	1,125,402
*	Paylocity Holding Corp.	3,400	630,768
*	PayPal Holdings, Inc.	41,639	7,750,267
	Pegasystems, Inc.	5,725	663,413
*	Proofpoint, Inc.	4,630	443,276
*	PTC, Inc.	7,206	604,439
*	Qorvo, Inc.	12,723	1,620,401
	QUALCOMM, Inc.	66,535	8,207,758
#*	RealPage, Inc.	7,141	397,682
*	RingCentral, Inc., Class A	2,159	557,756
*	salesforce.com, Inc.	32,307	7,503,947
	Seagate Technology P.L.C.	29,107	1,391,897
*	ServiceNow, Inc.	5,604	2,788,382
	Skyworks Solutions, Inc.	14,017	1,980,462
#*	Slack Technologies, Inc., Class A	13,751	351,751
*	SolarEdge Technologies, Inc.	3,802	979,737
*	Splunk, Inc.	5,032	996,537
*	Square, Inc., Class A	10,668	1,652,260
	SS&C Technologies Holdings, Inc.	27,465	1,626,477
*	Synopsys, Inc.	8,369	1,789,794
	TE Connectivity, Ltd.	22,547	2,184,353
	Teradyne, Inc.	16,406	1,441,267
	Texas Instruments, Inc.	52,922	7,651,992
*	Trade Desk, Inc. (The), Class A	1,645	931,810
*	Trimble, Inc.	21,977	1,057,753
*	Twilio, Inc., Class A	8,302	2,316,009
*	Tyler Technologies, Inc.	2,285	878,308
#	Ubiquiti, Inc.	1,212	224,959
	Universal Display Corp.	4,752	942,369
*	VeriSign, Inc.	4,927	939,579
	Visa, Inc., Class A	85,752	15,581,996
#*	VMware, Inc., Class A	4,647	598,208
*	Vontier Corp.	11,626	334,131
	Western Digital Corp.	27,489	1,037,160
	Western Union Co. (The)	20,135	391,424
*	WEX, Inc.	799	101,113
*	Workday, Inc., Class A	4,820	1,012,778
	Xilinx, Inc.	13,650	1,620,118
*	Zebra Technologies Corp., Class A	4,554	1,291,697
*	Zendesk, Inc.	3,883	430,780
*	Zoom Video Communications, Inc., Class A	4,186	1,929,369
*	Zscaler, Inc.	2,717	368,833

TOTAL INFORMATION TECHNOLOGY			434,376,172

MATERIALS — (3.7%)
	Air Products & Chemicals, Inc.	12,254	3,385,045
	Albemarle Corp.	15,410	1,436,366
	Amcor P.L.C.	167,728	1,749,403
	AptarGroup, Inc.	10,979	1,252,594
*	Arconic Corp.	14,376	312,534
	Avery Dennison Corp.	9,544	1,320,794

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Ball Corp.	23,950	$2,131,550
*	Berry Global Group, Inc.	7,016	327,156
	Celanese Corp.	15,049	1,708,212
	Corteva, Inc.	62,560	2,063,229
*	Crown Holdings, Inc.	15,721	1,348,862
	Dow, Inc.	66,713	3,034,774
	DuPont de Nemours, Inc.	36,184	2,058,146
	Eastman Chemical Co.	15,192	1,228,121
	Ecolab, Inc.	15,221	2,794,423
	FMC Corp.	16,378	1,682,676
	Freeport-McMoRan, Inc.	128,023	2,219,919
#	International Flavors & Fragrances, Inc.	9,801	1,006,171
	International Paper Co.	50,564	2,212,175
	Linde P.L.C.	22,223	4,896,616
	LyondellBasell Industries NV, Class A	50,686	3,469,457
	Martin Marietta Materials, Inc.	6,247	1,663,888
	Newmont Corp.	40,617	2,552,372
	Nucor Corp.	30,391	1,451,474
	Packaging Corp. of America	12,009	1,374,910
	PPG Industries, Inc.	19,802	2,568,715
	Reliance Steel & Aluminum Co.	8,877	967,504
	Royal Gold, Inc.	5,680	674,841
	RPM International, Inc.	10,657	902,328
	Scotts Miracle-Gro Co. (The)	5,810	871,791
	Sherwin-Williams Co. (The)	4,840	3,329,823
	Southern Copper Corp.	8,004	418,929
	Steel Dynamics, Inc.	3,693	116,256
	Vulcan Materials Co.	14,503	2,100,615
	Westlake Chemical Corp.	5,254	355,276
	WestRock Co.	36,242	1,360,887

TOTAL MATERIALS			62,347,832

REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	36,710	1,850,184

UTILITIES — (2.5%)
	AES Corp.	38,585	752,408
	Alliant Energy Corp.	10,900	602,552
	Ameren Corp.	10,230	829,858
	American Electric Power Co., Inc.	22,069	1,984,665
	American Water Works Co., Inc.	7,842	1,180,299
	Atmos Energy Corp.	5,126	469,900
	Avangrid, Inc.	4,361	215,172
	CenterPoint Energy, Inc.	26,910	568,608
	CMS Energy Corp.	12,885	816,007
	Consolidated Edison, Inc.	14,385	1,129,079
	Dominion Energy, Inc.	37,374	3,002,627
	DTE Energy Co.	8,431	1,040,554
	Duke Energy Corp.	32,731	3,014,852
	Edison International	17,024	954,025
	Entergy Corp.	9,112	922,317
	Essential Utilities, Inc.	12,986	535,023
	Evergy, Inc.	9,533	526,222
	Eversource Energy.	14,259	1,244,383
	Exelon Corp.	41,030	1,636,687
	FirstEnergy Corp.	22,399	665,698
	NextEra Energy, Inc.	87,184	6,382,741
	NiSource, Inc.	20,159	463,052
	NRG Energy, Inc.	38,625	1,221,322

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
OGE Energy Corp.	16,660	$512,628
Pinnacle West Capital Corp.	5,033	410,542
PPL Corp.	34,251	941,902
Public Service Enterprise Group, Inc.	21,696	1,261,622
Sempra Energy	12,154	1,523,625
Southern Co. (The)	46,739	2,685,156
UGI Corp.	17,137	554,211
Vistra Corp.	65,271	1,133,757
WEC Energy Group, Inc.	13,976	1,405,287
Xcel Energy, Inc.	22,317	1,562,860

TOTAL UTILITIES		42,149,641

TOTAL COMMON STOCKS Cost ($1,144,648,457)		1,687,115,136

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	5,471,963	5,471,963

SECURITIES LENDING COLLATERAL — (0.4%)
@§ The DFA Short Term Investment Fund	624,813	7,229,708

TOTAL INVESTMENTS — (100.0%) (Cost $1,157,347,669)		$1,699,816,807

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$191,440,330	—	—	$191,440,330
Consumer Discretionary	203,174,743	—	—	203,174,743
Consumer Staples	119,004,059	—	—	119,004,059
Energy	34,281,529	—	—	34,281,529
Financials	172,429,221	—	—	172,429,221
Health Care	239,107,444	—	—	239,107,444
Industrials	186,953,981	—	—	186,953,981
Information Technology	434,376,172	—	—	434,376,172
Materials	62,347,832	—	—	62,347,832
Real Estate	1,850,184	—	—	1,850,184
Utilities	42,149,641	—	—	42,149,641
Temporary Cash Investments	5,471,963	—	—	5,471,963
Securities Lending Collateral	—	$7,229,708	—	7,229,708

TOTAL	$1,692,587,099	$7,229,708	—	$1,699,816,807

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (2.8%)
	A.H. Belo Corp., Class A	245,172	$333,434
	Alaska Communications Systems Group, Inc.	339,719	648,863
#*	AMC Networks, Inc., Class A	248,983	5,290,889
	ATN International, Inc.	152,631	6,822,606
*	Ballantyne Strong, Inc.	134,332	210,901
#	Beasley Broadcast Group, Inc., Class A	25,343	30,665
#*	Boston Omaha Corp., Class A	1,600	25,568
#*	Cars.com, Inc.	568,694	4,202,649
	CenturyLink, Inc.	22,341	192,579
*	Cincinnati Bell, Inc.	8,875	133,569
#	Cinemark Holdings, Inc.	540,137	4,423,722
*	comScore, Inc.	94,046	187,622
*	Consolidated Communications Holdings, Inc.	793,136	3,703,945
#*	Cumulus Media, Inc., Class A	23,650	119,669
*	DHI Group, Inc.	225,824	381,642
#	Emerald Holding, Inc.	69,998	183,395
#	Entercom Communications Corp., Class A	606,352	909,528
	Entravision Communications Corp., Class A	727,784	1,331,845
#*	Eros International P.L.C.	30,382	58,333
#	EW Scripps Co. (The), Class A	610,508	5,543,413
*	Fluent, Inc.	86,474	220,509
#	Gannett Co., Inc.	138,639	159,435
*	GCI Liberty, Inc., Class A	47,605	3,866,954
*	Gray Television, Inc.	1,017,833	12,906,122
*	Hemisphere Media Group, Inc.	104,474	816,987
#*	iHeartMedia, Inc., Class A	15,995	131,479
*	IMAX Corp.	333,468	3,844,886
	Interpublic Group of Cos., Inc. (The)	1,141,819	20,655,506
*	Iridium Communications, Inc.	431,557	11,397,420
#	John Wiley & Sons, Inc., Class A	288,528	8,932,827
	John Wiley & Sons, Inc., Class B	455	14,150
*	Liberty Latin America, Ltd., Class A	353,775	3,466,995
*	Liberty Latin America, Ltd., Class C	1,082,215	10,519,130
#*	Liberty Media Corp.-Liberty Braves, Class A	18,248	377,734
*	Liberty Media Corp.-Liberty Braves, Class C	24,294	497,298
*	Liberty TripAdvisor Holdings, Inc., Class A	505,020	898,936
#*	Lions Gate Entertainment Corp., Class A	654,454	4,384,842
*	Lions Gate Entertainment Corp., Class B	806,644	5,057,658
*	Marchex, Inc., Class B	4,935	8,439
#	Marcus Corp. (The)	162,523	1,191,294
#*	Mediaco Holding, Inc., Class A	1,827	4,860
#	Meredith Corp.	323,639	3,560,029
	News Corp., Class A	2,005,218	26,328,512
	News Corp., Class B	1,070,261	13,934,798
#	Nexstar Media Group, Inc., Class A	318,948	26,281,315
*	ORBCOMM, Inc.	791,534	3,403,596
*	QuinStreet, Inc.	113,547	1,817,320
#*	Reading International, Inc., Class A	146,602	343,049
	Saga Communications, Inc., Class A	26,908	457,974
	Scholastic Corp.	260,736	5,152,143
#	Spok Holdings, Inc.	189,353	1,719,325
	TEGNA, Inc.	892,726	10,739,494
	Telephone and Data Systems, Inc.	990,461	16,837,837
	Townsquare Media, Inc., Class A	113,722	514,023
	Tribune Publishing Co.	137,899	1,580,322

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	TripAdvisor, Inc.	18,000	$343,980
*	TrueCar, Inc.	193,767	844,824
*	United States Cellular Corp.	312,098	9,088,294
*	Urban One, Inc.	221,050	209,887
*	Yelp, Inc.	158,603	3,119,721

TOTAL COMMUNICATION SERVICES			250,364,741

CONSUMER DISCRETIONARY — (14.8%)
#*	1-800-Flowers.com, Inc., Class A	340,145	6,745,075
	Aaron’s Holdings Co., Inc.	277,318	14,492,639
	Abercrombie & Fitch Co., Class A	670,703	9,537,397
	Acushnet Holdings Corp.	163,079	5,565,886
*	Adient P.L.C.	744,512	15,798,545
*	Adtalem Global Education, Inc.	491,396	11,518,322
	AMCON Distributing Co.	850	57,116
*	American Axle & Manufacturing Holdings, Inc.	1,397,201	9,389,191
#	American Eagle Outfitters, Inc.	1,212,425	16,622,347
*	American Outdoor Brands, Inc.	132,011	1,997,326
*	American Public Education, Inc.	183,699	5,193,171
*	America’s Car-Mart, Inc.	54,984	4,757,216
	Aramark	660,723	18,328,456
	Ark Restaurants Corp.	24,004	240,040
*	Asbury Automotive Group, Inc.	68,663	7,070,916
	Ascena Retail Group, Inc.	0	0
#*	At Home Group, Inc.	214,538	3,494,824
	Autoliv, Inc.	16,676	1,264,041
*	AutoNation, Inc.	740,371	42,001,247
*	Barnes & Noble Education, Inc.	553,500	1,273,050
	Bassett Furniture Industries, Inc.	110,011	1,623,762
*	Beazer Homes USA, Inc.	57,448	699,717
#	Bed Bath & Beyond, Inc.	830,036	16,434,713
#	Big 5 Sporting Goods Corp.	30,819	226,211
#	Big Lots, Inc.	502,220	23,905,672
*	Biglari Holdings, Inc., Class A	817	357,070
*	Biglari Holdings, Inc., Class B	15,783	1,322,142
	BJ’s Restaurants, Inc.	68,059	1,919,944
	Bluegreen Vacations Holding Corp.	32,457	264,525
#*	Boot Barn Holdings, Inc.	221,441	7,090,541
	BorgWarner, Inc.	1,508,481	52,766,665
	Bowl America, Inc., Class A	14,256	132,937
#	Buckle, Inc. (The)	80,187	1,921,280
#*	Build-A-Bear Workshop, Inc.	132,757	548,286
	Caleres, Inc.	317,535	2,438,669
	Callaway Golf Co.	597,253	9,251,449
*	Capri Holdings, Ltd.	520,090	11,036,310
	Carriage Services, Inc.	205,785	5,311,311
*	Carrols Restaurant Group, Inc.	351,278	2,054,976
	Cato Corp. (The), Class A	184,138	1,126,925
*	Cavco Industries, Inc.	65,050	11,197,707
*	Century Communities, Inc.	290,928	11,299,643
#	Chico’s FAS, Inc.	597,940	639,796
*	Chuy’s Holdings, Inc.	184,277	3,867,974
	Citi Trends, Inc.	116,336	3,037,533
	Clarus Corp.	1,866	28,942
*	Conn’s, Inc.	310,162	2,906,218
#*	Container Store Group, Inc. (The)	135,124	1,286,380
	Cooper Tire & Rubber Co.	487,294	16,758,041
*	Cooper-Standard Holdings, Inc.	136,821	2,146,721
	Core-Mark Holding Co., Inc.	345,374	9,445,979

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Culp, Inc.	100,105	$1,242,303
	Dana, Inc.	979,310	13,700,547
	DavidsTea, Inc.	0	0
*	Del Taco Restaurants, Inc.	497,071	3,685,781
	Delphi Technologies P.L.C.	0	0
*	Delta Apparel, Inc.	46,321	771,245
#	Designer Brands, Inc., Class A	523,997	2,268,907
	Dick’s Sporting Goods, Inc.	498,557	28,243,254
#	Dillard’s, Inc., Class A	250,981	11,226,380
#	Dine Brands Global, Inc.	20,743	1,067,227
*	Dixie Group, Inc. (The)	1,633	1,479
	Dover Motorsports, Inc.	17,605	26,760
#*	El Pollo Loco Holdings, Inc.	309,133	4,364,958
	Escalade, Inc.	12,539	233,351
#	Ethan Allen Interiors, Inc.	353,487	5,673,466
#*	Express, Inc.	165,217	100,948
	Extended Stay America, Inc.	1,005,417	11,411,483
*	Fiesta Restaurant Group, Inc.	229,102	1,979,441
*	Flanigan’s Enterprises, Inc.	2,672	44,772
	Flexsteel Industries, Inc.	89,514	2,501,916
#	Foot Locker, Inc.	667,478	24,616,589
#*	Fossil Group, Inc.	413,003	2,358,247
*»	FRD Acquisition Co. Escrow Shares	55,628	0
#*	GameStop Corp., Class A	559,288	5,855,745
*	Genesco, Inc.	174,043	3,084,042
*	Gentherm, Inc.	76,908	3,560,071
#*	G-III Apparel Group, Ltd.	486,991	6,564,639
	Goodyear Tire & Rubber Co. (The)	1,651,093	13,671,050
	Graham Holdings Co., Class B	43,091	16,389,231
*	Green Brick Partners, Inc.	148,656	2,659,456
	Group 1 Automotive, Inc.	163,563	17,350,763
#	Guess?, Inc.	591,786	6,971,239
#	Harley-Davidson, Inc.	566,148	18,614,946
#	Haverty Furniture Cos., Inc.	165,137	4,131,728
	Haverty Furniture Cos., Inc., Class A	844	20,957
#*	Hibbett Sports, Inc.	281,863	10,657,240
#	Hooker Furniture Corp.	107,737	2,962,767
#*	Horizon Global Corp.	117,811	662,098
#*	Houghton Mifflin Harcourt Co.	1,029,835	2,687,869
#*	Hudson, Ltd., Class A	44,319	338,597
#	International Game Technology P.L.C.	564,174	4,631,869
#*	iRobot Corp.	25,405	2,021,730
*	J Alexander’s Holdings, Inc.	101,781	565,902
	Johnson Outdoors, Inc., Class A	59,873	5,228,709
*	K12, Inc.	363,839	8,684,837
	KB Home.	196,598	6,340,285
	Kohl’s Corp.	1,117,981	23,801,815
*	Lakeland Industries, Inc.	56,298	1,214,348
#*	Lands’ End, Inc.	89,344	1,433,971
*	Laureate Education, Inc., Class A	436,785	5,678,205
	La-Z-Boy, Inc.	450,085	15,406,410
	LCI Industries	18,100	1,984,846
	Lear Corp.	265,233	32,042,799
#*	LGI Homes, Inc.	100,762	10,769,443
	Lifetime Brands, Inc.	75,243	756,192
#*	Lincoln Educational Services Corp.	11,206	52,332
*	Liquidity Services, Inc.	280,709	2,394,448
#	Lithia Motors, Inc., Class A	214,234	49,181,699
#*	Luby’s, Inc.	118,805	319,585

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lumber Liquidators Holdings, Inc.	76,237	$1,686,362
*	M/I Homes, Inc.	154,973	6,341,495
#	Macy’s, Inc.	2,198,374	13,651,903
#*	Magnite, Inc.	67,113	606,030
*	Malibu Boats, Inc., Class A	4,744	241,138
*	MarineMax, Inc.	230,519	6,910,960
	Marriott Vacations Worldwide Corp.	305,761	29,536,513
	MDC Holdings, Inc.	484,283	21,075,996
»	Media General, Inc.	654,085	61,353
*	Meritage Homes Corp.	267,052	23,257,559
*	Modine Manufacturing Co.	447,684	2,865,178
*	Mohawk Industries, Inc.	227,882	23,515,144
*	Monarch Casino & Resort, Inc.	13,813	599,346
	Monro, Inc.	113,297	4,765,272
#*	Motorcar Parts of America, Inc.	253,527	3,734,453
	Movado Group, Inc.	124,478	1,358,055
#*	Nautilus, Inc.	326,515	7,082,110
*	New Home Co., Inc. (The)	151,942	771,865
#*	Norwegian Cruise Line Holdings, Ltd.	178,995	2,976,687
	ODP Corp. (The)	216,660	4,224,870
#	Oxford Industries, Inc.	79,997	3,293,476
	P&F Industries, Inc., Class A	1,458	6,648
	Patrick Industries, Inc.	89,084	4,966,433
#	Penske Automotive Group, Inc.	627,334	32,094,407
*	Perdoceo Education Corp.	352,651	3,981,430
*	Playa Hotels & Resorts NV	141,738	548,526
*	PlayAGS, Inc.	9,904	26,741
#*	Potbelly Corp.	326,256	1,161,471
	PVH Corp.	479,417	27,945,217
	Qurate Retail, Inc., Class A	2,503,921	16,951,545
	Ralph Lauren Corp.	182,075	12,171,714
#	RCI Hospitality Holdings, Inc.	74,652	1,597,553
*	Red Lion Hotels Corp.	230,526	398,810
#*	Red Robin Gourmet Burgers, Inc.	105,755	1,273,290
#*	Regis Corp.	331,196	1,834,826
	Rent-A-Center, Inc.	83,529	2,581,046
	Rocky Brands, Inc.	49,794	1,339,459
*	Select Interior Concepts, Inc., Class A	12,362	85,545
#	Shoe Carnival, Inc.	121,162	3,753,599
#	Signet Jewelers, Ltd.	427,204	9,518,105
*	Skechers U.S.A., Inc., Class A	43,672	1,384,839
*	Skyline Champion Corp.	92,242	2,366,007
	Smith & Wesson Brands, Inc.	528,047	8,760,300
#	Sonic Automotive, Inc., Class A	363,510	13,108,171
*	Sportsman’s Warehouse Holdings, Inc.	46,694	607,956
*	Stamps.com, Inc.	38,572	8,610,813
	Standard Motor Products, Inc.	231,137	10,586,075
	Steven Madden, Ltd.	100,093	2,403,233
*	Stoneridge, Inc.	295,996	6,757,589
	Strattec Security Corp.	26,733	776,326
	Superior Group of Cos, Inc.	77,575	1,677,171
*	Superior Industries International, Inc.	118,010	145,152
*	Tandy Leather Factory, Inc.	74,640	223,174
	Tapestry, Inc.	317,329	7,054,224
*	Taylor Morrison Home Corp.	1,211,499	26,168,378
#*	Tenneco, Inc., Class A	41,265	355,704
#	Thor Industries, Inc.	89,081	7,534,471
	Tilly’s, Inc., Class A	254,069	1,559,984
	Toll Brothers, Inc.	1,210,493	51,179,644

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	138,188	$21,171,783
#*	TravelCenters of America, Inc.	87,013	2,070,909
#*	TRI Pointe Group, Inc.	1,212,785	19,926,058
*	Unifi, Inc.	158,560	2,376,814
*	Universal Electronics, Inc.	132,799	4,921,531
*	Universal Technical Institute, Inc.	141,184	648,035
#*	Urban Outfitters, Inc.	783,728	17,508,483
#*	Veoneer, Inc.	1,081	16,615
*	Vera Bradley, Inc.	469,355	2,975,711
*	Vince Holding Corp.	2,071	8,284
*	Vista Outdoor, Inc.	781,172	15,443,770
*	VOXX International Corp.	241,045	2,731,040
	Weyco Group, Inc.	59,778	946,883
	Whirlpool Corp.	64,703	11,967,467
	Winnebago Industries, Inc.	241,025	11,316,124
	Wolverine World Wide, Inc.	27,780	740,893
*	ZAGG, Inc.	268,240	764,484
*	Zovio, Inc.	202,601	731,390
*	Zumiez, Inc.	221,740	6,208,720

TOTAL CONSUMER DISCRETIONARY			1,337,132,096

CONSUMER STAPLES — (4.5%)
	Alico, Inc.	49,946	1,442,441
	Andersons, Inc. (The)	279,791	6,068,667
#	B&G Foods, Inc.	31,400	833,984
*	Bridgford Foods Corp.	1,732	31,609
	Bunge, Ltd.	593,952	33,694,897
*	Cal-Maine Foods, Inc.	144,631	5,546,599
*	Central Garden & Pet Co.	96,568	3,762,289
*	Central Garden & Pet Co., Class A	287,645	10,179,757
#*	Chefs’ Warehouse, Inc. (The)	204,970	2,771,194
*	Coffee Holding Co., Inc.	13,332	50,128
#	Coty, Inc., Class A	25,754	74,687
*	Darling Ingredients, Inc.	1,386,164	59,605,052
*	Edgewell Personal Care Co.	495,833	13,000,741
*	Farmer Bros Co.	85,011	294,988
	Fresh Del Monte Produce, Inc.	364,236	7,842,001
#*	Hain Celestial Group, Inc. (The)	83,527	2,568,455
*	Hostess Brands, Inc.	881,214	11,138,545
#	Ingles Markets, Inc., Class A	154,104	5,526,169
	Ingredion, Inc.	420,000	29,773,800
	Inter Parfums, Inc.	600	24,636
	J&J Snack Foods Corp.	8,189	1,110,183
*	Landec Corp.	301,178	2,894,321
*	Lifeway Foods, Inc.	191,300	881,893
	Limoneira Co.	61,414	849,356
	Mannatech, Inc.	8,418	138,560
#	MGP Ingredients, Inc.	60,672	2,549,437
	Molson Coors Beverage Co., Class B	26,700	941,442
*	Natural Alternatives International, Inc.	42,078	325,684
#	Natural Grocers by Vitamin Cottage, Inc.	231,547	2,463,660
	Natural Health Trends Corp.	3,000	16,590
*	Nature’s Sunshine Products, Inc.	4,308	44,889
	Nu Skin Enterprises, Inc., Class A	381,524	18,828,209
#	Ocean Bio-Chem, Inc.	25,545	398,247
	Oil-Dri Corp. of America	42,026	1,435,608
*	Performance Food Group Co.	89,674	3,013,943
*	Pilgrim’s Pride Corp.	358,741	6,005,324
*	Post Holdings, Inc.	577,758	49,629,412

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	PriceSmart, Inc.	161,739	$11,159,991
#*	Rite Aid Corp.	23,168	211,756
	Sanderson Farms, Inc.	126,018	16,126,523
	Seaboard Corp.	3,050	10,507,250
*	Seneca Foods Corp., Class A	61,893	2,280,757
*	Seneca Foods Corp., Class B	189	7,018
*	Simply Good Foods Co. (The)	201,469	3,787,617
	SpartanNash Co.	388,062	7,144,221
	Spectrum Brands Holdings, Inc.	94,181	5,356,074
#	Tootsie Roll Industries, Inc.	3,407	101,801
*	TreeHouse Foods, Inc.	184,578	7,169,010
#*	United Natural Foods, Inc.	667,903	9,731,347
	Universal Corp.	242,711	9,672,033
*	US Foods Holding Corp.	1,350,470	28,224,823
#	Village Super Market, Inc., Class A	106,555	2,413,471
#	Weis Markets, Inc.	254,420	11,553,212

TOTAL CONSUMER STAPLES			411,204,301

ENERGY — (5.0%)
	Adams Resources & Energy, Inc.	30,890	589,381
#	Antero Midstream Corp.	245,940	1,409,236
#*	Antero Resources Corp.	327,003	1,111,810
	Arch Resources, Inc.	132,045	4,033,975
	Archrock, Inc.	1,251,770	7,422,996
	Ardmore Shipping Corp.	259,761	727,331
#	Berry Corp.	216,199	566,441
*	Bonanza Creek Energy, Inc.	223,562	3,959,283
*	Bristow Group, Inc.	73,091	1,518,831
#*	Callon Petroleum Co.	84,575	442,327
#*	Centennial Resource Development, Inc., Class A	27,669	17,146
*	ChampionX Corp.	325,925	2,845,325
	Chesapeake Energy Corp.	0	0
	Cimarex Energy Co.	560,264	14,213,898
*	Clean Energy Fuels Corp.	1,956,953	4,853,243
*	CNX Resources Corp.	2,360,489	22,896,743
	Concho Resources, Inc.	37,610	1,561,191
*	CONSOL Energy, Inc.	227,803	863,373
#*	Contango Oil & Gas Co.	61,978	77,473
#	Continental Resources, Inc.	219,174	2,636,663
#	CVR Energy, Inc.	134,205	1,477,597
#*	Dawson Geophysical Co.	314,077	562,198
#	Delek US Holdings, Inc.	845,832	8,509,070
	Devon Energy Corp.	1,094,937	9,777,787
	DHT Holdings, Inc.	1,869,947	8,994,445
	Diamondback Energy, Inc.	137,504	3,569,604
#	DMC Global, Inc.	69,207	2,461,693
*	Dorian LPG, Ltd.	555,311	4,553,550
*	Dril-Quip, Inc.	363,299	9,409,444
#*	Earthstone Energy, Inc., Class A	164,780	443,258
#	EnLink Midstream LLC	1,991,957	5,398,203
	EQT Corp.	1,723,183	26,088,991
	Equitrans Midstream Corp.	152,976	1,110,606
	Evolution Petroleum Corp.	104,349	230,611
*	Exterran Corp.	295,833	1,251,374
#*	Forum Energy Technologies, Inc.	197,413	93,850
*	Frank’s International NV	510,082	892,644
#	GasLog, Ltd.	399,042	949,720
*	Geospace Technologies Corp.	186,218	955,298
*	Goodrich Petroleum Corp.	20,215	193,660

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Green Plains, Inc.	385,061	$5,814,421
*	Gulf Island Fabrication, Inc.	180,233	587,560
#*	Gulfport Energy Corp.	520,621	133,279
#*	Helix Energy Solutions Group, Inc.	1,356,559	3,364,266
#	Helmerich & Payne, Inc.	839,711	12,486,503
#	Highpoint Resources Corp.	2,073	11,441
	HollyFrontier Corp.	1,255,415	23,237,732
	International Seaways, Inc.	307,352	4,161,546
#	Kosmos Energy, Ltd.	625,175	621,612
#*	Laredo Petroleum, Inc.	98,426	791,345
#	Liberty Oilfield Services, Inc., Class A	179,681	1,200,269
#*	Mammoth Energy Services, Inc.	71,328	107,705
	Marathon Oil Corp.	3,001,906	11,887,548
#*	Matador Resources Co.	1,243,609	8,792,316
*	Matrix Service Co.	273,896	2,081,610
*	Mind Technology, Inc.	74,647	153,026
*	Montage Resources Corp.	164,894	816,225
#	Murphy Oil Corp.	1,200,393	9,267,034
#	Nabors Industries, Ltd.	53,289	1,514,473
	NACCO Industries, Inc., Class A	44,429	865,921
	National Oilwell Varco, Inc.	1,228,849	10,322,332
*	Natural Gas Services Group, Inc.	111,088	966,466
	Navios Maritime Acquisition Corp.	4,246	15,583
*	Newpark Resources, Inc.	1,091,922	780,833
#*	NexTier Oilfield Solutions, Inc.	830,674	1,569,974
	Noble Corp. P.L.C.	0	0
#	Nordic American Tankers, Ltd.	227,510	662,054
#*	Northern Oil and Gas, Inc.	11,177	41,355
*	Oceaneering International, Inc.	828,660	3,380,933
*	Oil States International, Inc.	593,437	1,477,658
*	Overseas Shipholding Group, Inc., Class A	432,639	826,341
*	Par Pacific Holdings, Inc.	191,994	1,236,441
	Parsley Energy, Inc., Class A	2,633,818	26,364,518
	Patterson-UTI Energy, Inc.	1,971,121	5,046,070
#	PBF Energy, Inc., Class A	993,220	4,638,337
*	PDC Energy, Inc.	1,029,376	12,270,162
	Peabody Energy Corp.	629,707	812,322
#*	Penn Virginia Corp.	118,749	911,992
	PHX Minerals, Inc.	64,264	96,396
*	PrimeEnergy Resources Corp.	757	38,986
*	ProPetro Holding Corp.	590,817	2,333,727
	QEP Resources, Inc.	730,803	657,723
	Range Resources Corp.	2,502,628	16,467,292
#*	Renewable Energy Group, Inc.	490,149	27,644,404
*	REX American Resources Corp.	55,535	4,036,839
#*	Ring Energy, Inc.	189,615	96,874
#*	RPC, Inc.	593,063	1,411,490
*	SandRidge Energy, Inc.	225,159	387,274
#	Scorpio Tankers, Inc.	469,876	4,144,306
*	SEACOR Holdings, Inc.	182,731	5,597,051
*	SEACOR Marine Holdings, Inc.	209,584	360,484
*	Select Energy Services, Inc., Class A	414,468	1,251,693
	SFL Corp., Ltd.	673,760	4,386,178
#*	SilverBow Resources, Inc.	75,356	351,913
#	SM Energy Co.	408,611	657,864
#*	Smart Sand, Inc.	97,445	124,730
#	Solaris Oilfield Infrastructure, Inc., Class A	195,691	1,160,448
*	Southwestern Energy Co.	6,827,373	18,229,086
#*	Talos Energy, Inc.	215,280	1,416,542

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	112,536	$1,806,203
	TechnipFMC P.L.C.	1,289,721	7,132,157
#*	Teekay Corp.	30,321	53,365
#*	Teekay Tankers, Ltd., Class A	227,586	2,146,136
*	TETRA Technologies, Inc.	199,890	111,039
#*	Tidewater, Inc.	200,124	1,172,727
#*	Transocean, Ltd.	175,100	117,405
#	US Silica Holdings, Inc.	371,077	1,009,329
*	VAALCO Energy, Inc.	6,071	5,133
	Valaris P.L.C.	0	0
	World Fuel Services Corp.	672,882	14,164,166
*	WPX Energy, Inc.	3,576,571	16,487,992

TOTAL ENERGY			452,946,424

FINANCIALS — (24.7%)
	1st Constitution Bancorp	1,854	24,176
	1st Source Corp.	199,252	6,672,949
	ACNB Corp.	3,888	81,143
	Affiliated Managers Group, Inc.	5,215	393,055
	Alerus Financial Corp.	413	8,884
	Alleghany Corp.	1,417	775,000
	Allegiance Bancshares, Inc.	110,516	3,127,603
	Ally Financial, Inc.	820,830	21,899,744
#	Altabancorp	63,982	1,392,888
	A-Mark Precious Metals, Inc.	76,813	2,387,348
*	Ambac Financial Group, Inc.	220,093	2,702,742
	American Equity Investment Life Holding Co.	916,932	22,758,252
	American National Bankshares, Inc.	58,339	1,330,129
	American National Group, Inc.	109,715	7,548,392
	American River Bankshares	18,547	191,405
	Ameris Bancorp	492,100	14,418,530
	AmeriServ Financial, Inc.	107,848	297,660
	Argo Group International Holdings, Ltd.	297,442	10,612,731
	Arrow Financial Corp.	71,953	1,969,354
	Associated Banc-Corp.	1,604,293	21,962,771
	Associated Capital Group, Inc., Class A	559	17,944
	Assured Guaranty, Ltd.	988,884	25,246,209
*	Athene Holding, Ltd., Class A	1,493,862	47,923,093
*	Atlantic American Corp.	864	1,745
*	Atlantic Capital Bancshares, Inc.	192,151	2,667,056
	Atlantic Union Bankshares Corp.	657,836	16,636,672
*	Atlanticus Holdings Corp.	64,328	736,556
	Auburn National BanCorp, Inc.	692	25,715
	Axis Capital Holdings, Ltd.	560,342	23,921,000
*	Axos Financial, Inc.	340,156	9,272,653
	Banc of California, Inc.	522,642	6,271,704
	BancFirst Corp.	55,207	2,453,951
*	Bancorp, Inc. (The)	781,436	7,501,786
	BancorpSouth Bank	375,925	8,800,404
	Bank of Commerce Holdings	82,945	664,389
	Bank of Marin Bancorp	88,735	2,674,473
	Bank of NT Butterfield & Son, Ltd. (The)	113,633	3,006,729
#	Bank OZK	1,036,014	25,672,427
	BankFinancial Corp.	116,939	859,502
	BankUnited, Inc.	646,376	16,320,994
	Bankwell Financial Group, Inc.	28,053	462,875
	Banner Corp.	308,973	11,391,835
	Bar Harbor Bankshares	53,261	1,087,590
*	Baycom Corp.	25,725	285,548

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	BCB Bancorp, Inc.	93,982	$854,296
	Berkshire Hills Bancorp, Inc.	435,142	5,669,900
*	Blucora, Inc.	302,397	3,008,850
#	BOK Financial Corp.	59,449	3,492,034
	Boston Private Financial Holdings, Inc.	925,608	5,720,257
	Bridge Bancorp, Inc.	142,199	2,778,568
*	Bridgewater Bancshares, Inc.	31,013	344,554
*	Brighthouse Financial, Inc.	73,985	2,448,904
	Brookline Bancorp, Inc.	706,760	6,770,761
	Bryn Mawr Bank Corp.	187,355	5,032,355
#	Business First Bancshares, Inc.	4,434	73,649
	Byline Bancorp, Inc.	65,509	860,788
	C&F Financial Corp.	20,184	628,732
	Cadence BanCorp	988,291	11,088,625
*»	Calamos Asset Management, Inc., Class A	91,324	0
	California First National Bancorp	4,450	70,533
	Cambridge Bancorp	1,996	123,932
	Camden National Corp.	119,401	3,817,250
*	Cannae Holdings, Inc.	3,511	129,837
#	Capital City Bank Group, Inc.	105,619	2,250,741
#	Capitol Federal Financial, Inc.	1,526,331	17,522,280
	Capstar Financial Holdings, Inc.	34,355	356,948
	Cathay General Bancorp	91,296	2,148,195
	CBTX, Inc.	15,528	293,479
	CCUR Holdings, Inc.	43,478	130,434
	Central Pacific Financial Corp.	203,637	2,804,081
	Central Valley Community Bancorp	54,984	709,294
	Century Bancorp, Inc., Class A	21,830	1,562,373
	Chemung Financial Corp.	5,917	201,651
	CIT Group, Inc.	817,220	24,067,129
	Citizens & Northern Corp.	46,108	781,070
	Citizens Community Bancorp, Inc.	6,617	50,289
	Citizens Holding Co.	1,603	34,785
#*	Citizens, Inc.	66,655	384,599
	City Holding Co.	8,677	524,351
	Civista Bancshares, Inc.	57,107	814,346
	CNA Financial Corp.	11,652	347,113
	CNB Financial Corp.	97,312	1,765,240
	CNO Financial Group, Inc.	1,174,038	20,839,174
	Codorus Valley Bancorp, Inc.	26,847	361,361
#*	Cohen & Co., Inc.	800	15,344
	Columbia Banking System, Inc.	500,738	14,225,967
	Comerica, Inc.	265,977	12,104,613
	Community Bankers Trust Corp.	15,498	84,619
	Community Financial Corp. (The)	1,101	24,057
	Community Trust Bancorp, Inc.	154,717	4,923,095
	Community West Bancshares	5,040	40,622
	ConnectOne Bancorp, Inc.	322,017	4,968,722
*	Consumer Portfolio Services, Inc.	259,764	974,115
#	Cowen, Inc., Class A	149,350	3,205,051
#*	CrossFirst Bankshares, Inc.	2,700	22,545
*	Customers Bancorp, Inc.	429,319	5,933,189
	CVB Financial Corp.	7,100	124,250
	Dime Community Bancshares, Inc.	404,195	5,113,067
	Donegal Group, Inc., Class A	228,721	3,318,742
*	Donnelley Financial Solutions, Inc.	239,580	3,025,895
	Eagle Bancorp Montana, Inc.	600	11,556
	Eagle Bancorp, Inc.	173,466	5,190,103
	East West Bancorp, Inc.	9,988	364,362

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Elevate Credit, Inc.	72,817	$183,499
	Employers Holdings, Inc.	317,446	10,161,446
#*	Encore Capital Group, Inc.	351,359	11,218,893
*	Enova International, Inc.	329,273	5,054,341
*	Enstar Group, Ltd.	84,769	14,569,248
	Enterprise Bancorp, Inc.	34,260	774,619
	Enterprise Financial Services Corp.	56,560	1,646,462
*	Equity Bancshares, Inc., Class A	115,900	2,130,242
*	Esquire Financial Holdings, Inc.	1,100	17,149
	ESSA Bancorp, Inc.	35,707	453,836
	Essent Group, Ltd.	30,625	1,220,406
	Evans Bancorp, Inc.	19,445	443,540
	Everest Re Group, Ltd.	14,075	2,773,901
#*	EZCORP, Inc., Class A	663,160	2,957,694
	Farmers National Banc Corp.	150,445	1,752,684
	FB Financial Corp.	204,215	6,024,342
	FBL Financial Group, Inc., Class A	177,291	8,809,590
	Federal Agricultural Mortgage Corp., Class A	300	17,354
	Federal Agricultural Mortgage Corp., Class C	68,496	4,424,157
	FedNat Holding Co.	170,725	875,819
	Financial Institutions, Inc.	171,160	3,034,667
*	First Acceptance Corp.	86,504	112,455
	First Bancorp	192,684	4,641,758
	First BanCorp	1,761,767	11,433,868
	First Bancorp, Inc. (The)	70,612	1,633,256
	First Bancshares, Inc. (The)	50,013	1,192,310
	First Bank	56,119	420,331
	First Busey Corp.	291,197	5,238,634
	First Business Financial Services, Inc.	47,260	810,509
	First Choice Bancorp	2,668	37,565
	First Citizens BancShares, Inc., Class A	182	84,211
	First Commonwealth Financial Corp.	836,806	7,213,268
	First Community Bancshares, Inc.	180,018	3,416,742
	First Community Corp.	463	6,579
	First Financial Bancorp	890,317	12,731,533
	First Financial Corp.	49,729	1,726,591
	First Financial Northwest, Inc.	91,175	903,544
	First Foundation, Inc.	325,774	4,844,259
	First Hawaiian, Inc.	217,782	3,758,917
	First Horizon National Corp.	4,300,039	44,763,406
	First Internet Bancorp	73,704	1,586,110
	First Interstate BancSystem, Inc., Class A	332,492	11,736,968
	First Merchants Corp.	391,205	10,214,363
	First Mid Bancshares, Inc.	48,684	1,351,468
	First Midwest Bancorp, Inc.	959,828	12,045,841
	First Northwest Bancorp	600	7,050
	First of Long Island Corp. (The)	136,705	2,109,358
	First United Corp.	14,517	173,043
	Flagstar Bancorp, Inc.	612,764	17,984,623
	Flushing Financial Corp.	264,173	3,378,773
	FNB Corp.	2,378,803	17,983,751
	FS Bancorp, Inc.	22,370	1,035,955
	Fulton Financial Corp.	1,576,169	17,322,097
*	Genworth Financial, Inc., Class A	548,416	2,155,275
	German American Bancorp, Inc.	110,532	3,334,750
	Global Indemnity Group LLC, Class A	96,974	2,376,833
	Global Indemnity, Ltd.	0	0
	Great Southern Bancorp, Inc.	129,045	5,284,393
	Great Western Bancorp, Inc.	441,434	5,734,228

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Greenlight Capital Re, Ltd., Class A	409,534	$2,764,355
	Guaranty Bancshares, Inc.	24,781	716,171
	Guaranty Federal Bancshares, Inc.	348	4,914
*	Hallmark Financial Services, Inc.	152,786	414,050
	Hancock Whitney Corp.	695,721	15,911,139
	Hanmi Financial Corp.	375,044	3,371,646
*	HarborOne Bancrop, Inc.	184,023	1,729,816
	Hawthorn Bancshares, Inc.	703	13,329
	HCI Group, Inc.	16,871	792,600
	Heartland Financial USA, Inc.	236,007	7,774,071
	Heritage Commerce Corp.	473,730	3,434,543
	Heritage Financial Corp.	253,045	5,303,823
	Heritage Insurance Holdings, Inc.	250,511	2,364,824
	Hilltop Holdings, Inc.	734,484	16,753,580
	Hingham Institution For Savings (The)	3,189	644,082
*	HMN Financial, Inc.	4,634	67,656
	Home Bancorp, Inc.	33,587	847,736
	Home BancShares, Inc.	292,592	4,857,027
	HomeStreet, Inc.	258,241	8,023,548
	HomeTrust Bancshares, Inc.	52,143	832,724
	Hope Bancorp, Inc.	1,488,486	12,012,082
	Horace Mann Educators Corp.	323,921	10,984,161
	Horizon Bancorp, Inc.	346,729	4,299,440
*	Howard Bancorp, Inc.	42,997	435,560
	Huntington Bancshares, Inc.	54,089	564,689
	Independence Holding Co.	15,648	591,807
	Independent Bank Corp.	138,230	7,919,197
	Independent Bank Corp.	74,409	1,113,903
	Independent Bank Group, Inc.	349,826	18,044,025
	International Bancshares Corp.	673,830	18,651,614
	Invesco, Ltd.	3,205,024	42,017,865
	Investar Holding Corp.	532	7,416
	Investors Bancorp, Inc.	2,608,128	22,064,763
	Investors Title Co.	11,474	1,532,008
	James River Group Holdings, Ltd.	0	0
#	Janus Henderson Group P.L.C.	1,121,505	27,252,571
	Jefferies Financial Group, Inc.	103,173	2,012,905
	Kearny Financial Corp.	741,438	6,228,079
	Kentucky First Federal Bancorp	315	1,899
	Kingstone Cos., Inc.	83,343	485,056
	Lake Shore Bancorp, Inc.	406	4,888
	Lakeland Bancorp, Inc.	354,133	3,941,500
	Landmark Bancorp, Inc.	1,428	33,487
	LCNB Corp.	1,607	22,112
*	LendingClub Corp.	177,622	829,495
	Level One Bancorp, Inc.	949	14,947
	Lincoln National Corp.	222,978	7,826,528
	Live Oak Bancshares, Inc.	181,376	6,761,697
	Luther Burbank Corp.	33,445	315,386
	Macatawa Bank Corp.	303,194	2,179,965
	Mackinac Financial Corp.	30,255	300,432
#*	Maiden Holdings, Ltd.	914,510	1,115,702
#*	Malvern Bancorp, Inc.	1,318	16,435
	Manning & Napier, Inc.	242,400	955,056
	Marlin Business Services Corp.	103,052	752,280
#*	MBIA, Inc.	630,156	3,598,191
	Mercantile Bank Corp.	143,339	3,133,391
	Merchants Bancorp	25,768	556,073
#	Mercury General Corp.	23,610	961,163

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Meridian Bancorp, Inc.	358,607	$4,464,657
	Meta Financial Group, Inc.	291,871	8,563,495
*	Metropolitan Bank Holding Corp.	11,965	358,352
	Midland States Bancorp, Inc.	110,228	1,642,397
	MidWestOne Financial Group, Inc.	52,214	1,052,112
*	Mr Cooper Group, Inc.	439,674	9,268,328
	MVB Financial Corp.	4,145	66,113
	National Bank Holdings Corp., Class A	252,016	7,598,282
	National Bankshares, Inc.	5,863	159,356
	National General Holdings Corp.	626,690	21,288,659
	National Security Group, Inc. (The)	2,423	26,944
	National Western Life Group, Inc., Class A	23,225	3,939,657
#	Navient Corp.	2,251,335	18,033,193
	NBT Bancorp, Inc.	305,479	8,364,015
	Nelnet, Inc., Class A	304,361	18,578,195
	New York Community Bancorp, Inc.	3,850,378	31,996,641
»	NewStar Financial, Inc.	289,581	29,421
*	NI Holdings, Inc.	23,319	389,660
*	Nicholas Financial, Inc.	44,982	362,555
*	Nicolet Bankshares, Inc.	30,804	1,900,607
*	NMI Holdings, Inc., Class A	132,222	2,841,451
*	Northeast Bank	54,405	1,044,032
	Northfield Bancorp, Inc.	491,583	4,994,483
	Northrim BanCorp, Inc.	57,090	1,630,490
	Northwest Bancshares, Inc.	1,025,221	10,939,108
	Norwood Financial Corp.	1,152	26,358
	OceanFirst Financial Corp.	281,240	4,210,163
#*	Ocwen Financial Corp.	24,193	558,858
	OFG Bancorp	513,823	7,393,913
	Ohio Valley Banc Corp.	3,707	79,367
	Old National Bancorp	1,640,075	22,928,248
	Old Republic International Corp.	1,246,501	20,293,036
	Old Second Bancorp, Inc.	302,738	2,588,410
	OneMain Holdings, Inc.	857,704	29,925,293
	Oppenheimer Holdings, Inc., Class A	65,321	1,636,944
	Origin Bancorp, Inc.	3,938	88,093
	Orrstown Financial Services, Inc.	23,580	329,648
#	Owl Rock Capital Corp.	4,468	50,846
	Pacific Premier Bancorp, Inc.	731,659	18,657,304
	PacWest Bancorp	1,205,509	23,193,993
#	Park National Corp.	24,414	2,237,543
	Parke Bancorp, Inc.	20,472	246,278
	PCSB Financial Corp.	32,637	439,620
	Peapack-Gladstone Financial Corp.	214,392	3,618,937
	Penns Woods Bancorp, Inc.	31,747	655,893
	Pennymac Financial Services, Inc.	136,286	6,926,055
	Peoples Bancorp of North Carolina, Inc.	5,097	88,127
	Peoples Bancorp, Inc.	208,883	4,720,756
	Peoples Financial Services Corp.	4,701	168,531
	People’s United Financial, Inc.	3,730,136	39,800,551
	Pinnacle Financial Partners, Inc.	568,300	26,022,457
	Popular, Inc.	746,463	31,500,739
#*	PRA Group, Inc.	271,077	9,251,858
	Preferred Bank	49,006	1,657,873
	Premier Financial Bancorp, Inc.	98,496	1,231,200
	Premier Financial Corp.	340,841	6,131,730
	ProAssurance Corp.	275,361	4,248,820
	Prosperity Bancshares, Inc.	16,645	917,306
	Protective Insurance Corp., Class A	453	6,614

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Protective Insurance Corp., Class B	83,352	$1,096,079
	Provident Financial Holdings, Inc.	42,950	543,747
	Provident Financial Services, Inc.	662,233	8,986,502
	Prudential Bancorp, Inc.	9,448	109,502
	QCR Holdings, Inc.	125,327	3,888,897
	Radian Group, Inc.	387,150	6,949,342
	RBB Bancorp	41,877	534,769
*	Regional Management Corp.	130,204	2,645,745
	Reinsurance Group of America, Inc.	142,052	14,350,093
#	Renasant Corp.	470,864	13,424,333
	Republic Bancorp, Inc., Class A	49,854	1,661,634
*	Republic First Bancorp, Inc.	173,807	387,590
	Richmond Mutual Bancorp, Inc.	1,500	16,425
	Riverview Bancorp, Inc.	209,578	982,921
	S&T Bancorp, Inc.	241,902	4,787,241
	Safety Insurance Group, Inc.	108,688	7,608,160
	Sandy Spring Bancorp, Inc.	321,223	8,143,003
#	Santander Consumer USA Holdings, Inc.	2,169,069	44,118,863
*	Seacoast Banking Corp. of Florida	262,623	5,641,142
*	Security National Financial Corp., Class A	39,101	257,676
*	Select Bancorp, Inc.	7,354	54,787
	Shore Bancshares, Inc.	47,698	516,092
	Sierra Bancorp	130,097	2,581,124
	Simmons First National Corp., Class A	789,049	13,405,943
	SmartFinancial, Inc.	41,746	623,685
	South State Corp.	396,607	24,351,670
*	Southern First Bancshares, Inc.	28,791	772,750
	Southern Missouri Bancorp, Inc.	29,765	758,412
	Southern National Bancorp of Virginia, Inc.	102,406	989,242
	Southside Bancshares, Inc.	147,021	3,963,686
	Spirit of Texas Bancshares, Inc.	15,083	191,705
	State Auto Financial Corp.	208,758	2,576,074
	Sterling Bancorp	1,660,858	22,222,280
	Sterling Bancorp, Inc.	70,882	250,213
	Stewart Information Services Corp.	249,478	10,575,372
	Stifel Financial Corp.	335,543	19,615,844
*	StoneX Group, Inc.	153,416	8,127,980
	Summit Financial Group, Inc.	42,809	770,990
	Summit State Bank	3,401	40,880
	Synovus Financial Corp.	193,136	5,021,536
	TCF Financial Corp.	988,956	26,909,493
	Territorial Bancorp, Inc.	67,799	1,438,017
*	Texas Capital Bancshares, Inc.	406,980	18,314,100
*	Third Point Reinsurance, Ltd.	833,052	6,481,145
	Timberland Bancorp, Inc.	75,552	1,439,266
	Tiptree, Inc.	269,736	1,313,614
	Tompkins Financial Corp.	2,142	119,931
	Towne Bank	441,974	8,035,087
	TriCo Bancshares	173,431	5,017,359
*	TriState Capital Holdings, Inc.	317,064	3,991,836
*	Triumph Bancorp, Inc.	189,033	7,963,960
	TrustCo Bank Corp. NY	921,630	5,064,357
	Trustmark Corp.	748,013	17,496,024
	UMB Financial Corp.	23,897	1,454,610
	Umpqua Holdings Corp.	1,787,545	22,451,565
	United Bancshares, Inc.	466	9,460
#	United Bankshares, Inc.	883,936	23,185,641
	United Community Banks, Inc.	595,076	12,460,891
	United Fire Group, Inc.	138,187	2,838,361

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Insurance Holdings Corp.	285,825	$1,254,772
	United Security Bancshares	4,742	29,495
	Unity Bancorp, Inc.	47,059	659,767
	Universal Insurance Holdings, Inc.	169,909	2,118,765
	Univest Financial Corp.	310,805	4,929,367
	Unum Group	1,631,107	28,805,350
	US Global Investors, Inc., Class A	17,756	45,633
	Valley National Bancorp	3,259,065	24,899,257
	Veritex Holdings, Inc.	103,588	2,043,791
	Virtus Investment Partners, Inc.	95,513	15,239,099
#	Voya Financial, Inc.	862,441	41,336,797
#	Waddell & Reed Financial, Inc., Class A	378,089	5,803,666
	Walker & Dunlop, Inc.	196,084	12,329,762
	Washington Federal, Inc.	627,236	13,353,854
	Washington Trust Bancorp, Inc.	30,847	1,041,703
	Waterstone Financial, Inc.	287,161	4,847,278
	Webster Financial Corp.	49,479	1,593,719
	WesBanco, Inc.	545,047	13,239,192
	West BanCorp, Inc.	71,488	1,185,986
	Western New England Bancorp, Inc.	233,005	1,342,109
	Westwood Holdings Group, Inc.	21,309	205,845
	White Mountains Insurance Group, Ltd.	22,310	20,264,842
	Wintrust Financial Corp.	367,732	18,103,446
#*	World Acceptance Corp.	35,099	2,947,965
	WSFS Financial Corp.	421,737	13,364,846
	WVS Financial Corp.	111	1,531
	Zions Bancorp NA	1,373,658	44,327,944

TOTAL FINANCIALS			2,230,686,176

HEALTH CARE — (4.6%)
*	Acadia Healthcare Co., Inc.	805,833	28,727,947
»	Achillion Pharmaceuticals, Inc.	1,609,952	277,717
*	Addus HomeCare Corp.	110,725	10,803,438
*	Allscripts Healthcare Solutions, Inc.	1,568,289	15,808,353
*	Altimmune, Inc.	11,574	132,522
#*	AMAG Pharmaceuticals, Inc.	103,821	1,424,424
*	American Shared Hospital Services	12,364	22,379
*	AMN Healthcare Services, Inc.	6,335	413,549
*	Amphastar Pharmaceuticals, Inc.	170,134	3,332,925
*	AnaptysBio, Inc.	48,507	1,429,016
*	AngioDynamics, Inc.	383,425	3,964,615
*	ANI Pharmaceuticals, Inc.	8,915	227,243
#*	Anika Therapeutics, Inc.	148,222	4,835,002
*	Applied Genetic Technologies Corp.	176,672	911,628
#*	Aptinyx, Inc.	16,900	49,517
*	Arena Pharmaceuticals, Inc.	2,195	188,155
*	Assertio Holdings, Inc.	324,870	201,419
*	Avanos Medical, Inc.	350,903	12,404,421
*	Brookdale Senior Living, Inc.	1,483,999	4,362,957
*	Calithera Biosciences, Inc.	222,708	788,386
#	Cantel Medical Corp.	10,200	487,968
*	Catalyst Biosciences, Inc.	168,031	920,810
*	Celldex Therapeutics, Inc.	59,850	948,024
*	Chimerix, Inc.	578,568	1,544,777
#*	Community Health Systems, Inc.	325,231	2,029,441
	Computer Programs and Systems, Inc.	41,666	1,162,065
*	Concert Pharmaceuticals, Inc.	122,835	1,267,657
#	CONMED Corp.	73,357	5,719,645
*	Covetrus, Inc.	412,177	10,176,650

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Cross Country Healthcare, Inc.	356,331	$2,797,198
*	CryoLife, Inc.	8,800	147,488
#*	Cumberland Pharmaceuticals, Inc.	80,274	236,808
#*	Cyclerion Therapeutics, Inc.	19,819	46,377
*	Cymabay Therapeutics, Inc.	704	5,857
*	Digirad Corp.	9,237	23,277
#*	Electromed, Inc.	40,889	339,788
*	Emergent BioSolutions, Inc.	8,943	804,602
*	Enanta Pharmaceuticals, Inc.	54,768	2,389,528
#*	Endo International P.L.C.	161,030	735,907
	Envista Holdings Corp.	81,289	2,147,655
*	Enzo Biochem, Inc.	8,845	16,098
#*	Evolent Health, Inc., Class A	869,978	8,647,581
*	Five Prime Therapeutics, Inc.	398,974	1,819,321
#*	Five Star Senior Living, Inc.	85,281	389,734
#*	Fluidigm Corp.	22,658	130,057
#*	FONAR Corp.	55,181	1,083,755
*	GlycoMimetics, Inc.	94,378	264,258
*	Harvard Bioscience, Inc.	331,654	1,120,991
*	HealthStream, Inc.	229,754	4,204,498
*	HMS Holdings Corp.	16,600	441,892
*	Inogen, Inc.	9,940	290,347
*	Integer Holdings Corp.	271,638	15,877,241
#*	IntriCon Corp.	33,104	413,800
#	Invacare Corp.	513,640	4,165,620
*	Jazz Pharmaceuticals P.L.C.	67,457	9,720,554
#*	Jounce Therapeutics, Inc.	176,440	1,467,981
	Kewaunee Scientific Corp.	13,861	114,353
#*	Lannett Co., Inc.	292,374	1,879,965
#*	LENSAR, Inc.	116,724	1,139,226
	Lexicon Pharmaceuticals Inc.	0	0
*	LHC Group, Inc.	36,098	7,817,022
	Luminex Corp.	325,458	7,173,094
#*	Lumos Pharma, Inc.	4,529	65,218
*	Magellan Health, Inc.	223,826	16,175,905
*»	MedCath Corp.	103,153	0
*	MEDNAX, Inc.	630,971	8,044,880
*	Meridian Bioscience, Inc.	239,124	4,100,977
*	Merit Medical Systems, Inc.	195,037	9,761,602
#	Merrimack Pharmaceuticals, Inc.	22,209	85,727
*	Mersana Therapeutics, Inc.	7,900	142,358
#*	MTBC, Inc.	321	2,462
*	Mylan NV	216,389	3,146,296
*	Myriad Genetics, Inc.	546,215	6,789,453
#*	NantKwest, Inc.	93,073	698,978
	National HealthCare Corp.	65,266	4,131,338
*	Natus Medical, Inc.	55,492	1,010,509
#*	Neuronetics, Inc.	9,742	48,223
*	NextGen Healthcare, Inc.	113,546	1,544,226
*	NuVasive, Inc.	6,132	272,445
*	Opiant Pharmaceuticals, Inc.	1,406	9,687
#*	OPKO Health, Inc.	129,050	454,256
*	OraSure Technologies, Inc.	438,037	6,544,273
*	Orthofix Medical, Inc.	29,996	937,675
*	Otonomy, Inc.	175,708	629,035
	Owens & Minor, Inc.	681,468	17,118,476
#	Patterson Cos., Inc.	620,449	15,433,669
*	PDL BioPharma, Inc.	1,538,292	3,307,328
*	Pennant Group, Inc.	66,367	2,764,849

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Perrigo Co. P.L.C.	792,290	$34,757,762
	Premier, Inc., Class A	275,819	9,027,556
*	Prestige Consumer Healthcare, Inc.	417,199	13,780,083
*	Prothena Corp. P.L.C.	375,949	4,101,604
*	Providence Service Corp. (The)	118,405	13,918,508
*	Savara, Inc.	5,735	5,964
*	Select Medical Holdings Corp.	1,052,355	22,078,408
*	Supernus Pharmaceuticals, Inc.	255,275	4,686,849
#*	Surface Oncology, Inc.	2,300	19,274
*	Surgalign Holdings, Inc.	520,908	906,380
*	Surgery Partners, Inc.	162,368	3,542,870
*	Synlogic, Inc.	233,847	434,955
*	Taro Pharmaceutical Industries, Ltd.	24,388	1,429,868
»	Tetraphase Pharmaceuticals, Inc.	1,600	320
#*	Triple-S Management Corp., Class B	163,866	3,034,798
	Universal Health Services, Inc., Class B	4,300	471,065
*	Vanda Pharmaceuticals, Inc.	177,992	1,902,735
#*	Varex Imaging Corp.	167,019	2,238,055
#*	Wright Medical Group NV	34,109	1,043,394

TOTAL HEALTH CARE			413,014,816

INDUSTRIALS — (21.4%)
	AAR Corp.	310,822	6,048,596
	ABM Industries, Inc.	640,574	22,240,729
*	Acacia Research Corp.	376,513	1,186,016
	ACCO Brands Corp.	820,000	4,321,400
	Acme United Corp.	40,941	1,154,536
	Acuity Brands, Inc.	3,814	339,980
	ADT, Inc.	820,774	5,408,901
*	Aegion Corp.	240,670	3,395,854
*	Aerovironment, Inc.	37,088	2,832,040
	AGCO Corp.	424,798	32,722,190
	Air Lease Corp.	1,126,549	30,687,195
*	Air T, Inc.	1,582	14,855
*	Air Transport Services Group, Inc.	272,365	7,637,115
	Alamo Group, Inc.	97,404	11,720,623
	Alaska Air Group, Inc.	694,550	26,316,499
	Albany International Corp., Class A	70,124	3,572,117
#	Allegiant Travel Co.	37,931	5,111,582
	Allied Motion Technologies, Inc.	11,297	426,801
	Alpha Pro Tech, Ltd.	0	0
	Altra Industrial Motion Corp.	39,422	1,685,685
	AMERCO	94,083	32,661,854
*	Ameresco, Inc., Class A	113,381	4,352,697
#*	American Superconductor Corp.	8,868	123,354
*	American Woodmark Corp.	82,567	6,820,860
*	AMREP Corp.	7,243	47,152
	Apogee Enterprises, Inc.	171,344	4,093,408
	Applied Industrial Technologies, Inc.	117,908	7,198,283
	ARC Document Solutions, Inc.	238,387	278,913
	ArcBest Corp.	220,457	6,728,348
	Arcosa, Inc.	494,176	22,816,106
	Argan, Inc.	139,151	5,731,630
*	Armstrong Flooring, Inc.	234,092	692,912
*	ASGN, Inc.	127,549	8,504,967
	Astec Industries, Inc.	243,163	12,352,680
*	Astronics Corp.	157,502	1,008,013
*	Astronics Corp., Class B	5,303	33,939
*	Atlas Air Worldwide Holdings, Inc.	247,539	14,644,407

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Avalon Holdings Corp., Class A	11,325	$19,252
	AZZ, Inc.	72,779	2,444,647
	Barnes Group, Inc.	335,605	12,316,703
	Barrett Business Services, Inc.	13,151	779,197
*	Beacon Roofing Supply, Inc.	735,186	22,570,210
	BG Staffing, Inc.	19,042	151,765
*	BMC Stock Holdings, Inc.	407,452	16,131,025
	Brady Corp., Class A	60,177	2,269,876
*	BrightView Holdings, Inc.	17,074	208,815
*	Broadwind, Inc.	30,065	111,842
*	Builders FirstSource, Inc.	240,421	7,284,756
	CAI International, Inc.	180,070	4,744,844
	Carlisle Cos., Inc.	82,413	10,208,498
*	CBIZ, Inc.	436,335	9,891,714
*	CECO Environmental Corp.	402,038	2,846,429
*	Chart Industries, Inc.	322,760	27,257,082
	Chicago Rivet & Machine Co.	2,571	53,027
*	CIRCOR International, Inc.	103,836	2,897,024
*	Civeo Corp.	608,705	435,285
*	Clean Harbors, Inc.	300,260	15,904,772
*	Colfax Corp.	996,728	27,101,034
	Columbus McKinnon Corp.	195,084	6,611,397
	Comfort Systems USA, Inc.	71,019	3,252,670
*	Commercial Vehicle Group, Inc.	162,513	950,701
	CompX International, Inc.	5,019	63,440
*	Construction Partners, Inc., Class A	23,656	482,109
	Copa Holdings SA, Class A	115,660	5,699,725
#*	Cornerstone Building Brands, Inc.	80,400	616,668
	Costamare, Inc.	583,841	3,322,055
*	Covenant Logistics Group, Inc.	155,024	2,134,680
#*	CPI Aerostructures, Inc.	136,605	311,459
	CRA International, Inc.	64,454	2,639,391
	Crane Co.	55,561	2,819,721
	Cubic Corp.	213,855	12,640,969
	Curtiss-Wright Corp.	30,597	2,581,163
	Deluxe Corp.	50,196	1,076,202
	Douglas Dynamics, Inc.	47,861	1,632,539
*	Ducommun, Inc.	103,369	3,400,840
*	DXP Enterprises, Inc.	151,820	2,374,465
*	Dycom Industries, Inc.	315,305	20,475,907
#*	Eagle Bulk Shipping, Inc.	34,074	468,858
	Eastern Co. (The)	35,881	734,484
*	Echo Global Logistics, Inc.	361,058	9,737,734
	EMCOR Group, Inc.	127,181	8,672,472
	Encore Wire Corp.	168,454	7,784,259
	Enerpac Tool Group Corp.	1,400	24,962
	EnerSys	103,107	7,382,461
	Ennis, Inc.	216,315	3,296,641
	EnPro Industries, Inc.	75,067	4,430,454
	ESCO Technologies, Inc.	193,837	16,222,219
	Espey Manufacturing & Electronics Corp.	8,752	164,935
	Federal Signal Corp.	555,042	15,918,605
	Fluor Corp.	528,736	6,001,154
	Forward Air Corp.	102,250	6,438,682
	Franklin Electric Co., Inc.	114,351	6,830,185
*	FreightCar America, Inc.	124,708	188,309
*	FTI Consulting, Inc.	84,669	8,336,510
*	Gates Industrial Corp. P.L.C.	121,859	1,352,635
#	GATX Corp.	374,520	25,572,226

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Genco Shipping & Trading, Ltd.	309,076	$1,996,631
*	Gencor Industries, Inc.	78,812	911,067
*	Gibraltar Industries, Inc.	231,728	13,312,774
*	GMS, Inc.	383,040	8,656,704
*	Goldfield Corp. (The)	197,032	912,258
	Gorman-Rupp Co. (The)	321,601	9,985,711
*	GP Strategies Corp.	145,925	1,408,176
	Graham Corp.	50,349	664,607
#	Granite Construction, Inc.	446,273	8,617,532
*	Great Lakes Dredge & Dock Corp.	611,008	6,311,713
#	Greenbrier Cos., Inc. (The)	362,754	9,787,103
	Griffon Corp.	378,227	8,109,187
	H&E Equipment Services, Inc.	62,412	1,313,148
*	Harsco Corp.	184,575	2,381,017
#	Hawaiian Holdings, Inc.	479,352	6,639,025
#*	HC2 Holdings, Inc.	21,861	47,001
	Heartland Express, Inc.	422,439	7,734,858
	Heidrick & Struggles International, Inc.	195,786	4,473,710
	Helios Technologies, Inc.	89,540	3,746,354
*	Herc Holdings, Inc.	156,330	6,934,799
*	Heritage-Crystal Clean, Inc.	87,954	1,449,482
	Herman Miller, Inc.	91,564	2,789,955
#	Hexcel Corp.	3,341	111,857
#*	Hill International, Inc.	117,173	154,668
	Hillenbrand, Inc.	123,119	3,601,231
	HNI Corp.	30,055	978,290
*	Houston Wire & Cable Co.	50,908	139,997
*	Hub Group, Inc., Class A	370,762	18,586,299
*	Hudson Global, Inc.	669	6,891
	Hurco Cos., Inc.	50,353	1,502,534
*	Huron Consulting Group, Inc.	215,439	8,156,521
#*	Huttig Building Products, Inc.	2,945	9,984
	Hyster-Yale Materials Handling, Inc.	125,160	5,306,784
	ICF International, Inc.	140,159	9,164,997
*	IES Holdings, Inc.	6,302	201,160
	Innovative Solutions & Support, Inc.	9,704	59,486
	Insteel Industries, Inc.	174,970	3,807,347
	Interface, Inc.	250,697	1,536,773
	ITT, Inc.	121,584	7,357,048
*	JELD-WEN Holding, Inc.	436,434	9,178,207
*	JetBlue Airways Corp.	2,577,887	30,857,307
	Kadant, Inc.	45,055	5,186,732
	Kaman Corp.	209,820	8,321,461
	KAR Auction Services, Inc.	436,067	6,349,136
	Kelly Services, Inc., Class A	320,569	5,571,489
	Kennametal, Inc.	494,352	15,324,912
	Kimball International, Inc., Class B	105,416	1,085,785
*	Kirby Corp.	291,227	11,209,327
	Knight-Swift Transportation Holdings, Inc.	1,518,270	57,679,077
	Knoll, Inc.	145,761	1,670,421
	Korn Ferry	572,243	17,276,016
*	Lawson Products, Inc.	41,988	1,730,325
*	LB Foster Co., Class A	89,689	1,216,183
*	Limbach Holdings, Inc.	114,369	1,021,315
*	LS Starrett Co. (The), Class A	3,180	8,363
	LSI Industries, Inc.	191,014	1,306,536
*	Lydall, Inc.	161,163	3,189,416
	Macquarie Infrastructure Corp.	701,463	18,097,745
*	Manitex International, Inc.	35,855	147,364

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Manitowoc Co., Inc. (The)	489,623	$3,686,861
	ManpowerGroup, Inc.	244,549	16,597,541
	Marten Transport, Ltd.	544,939	8,362,089
*	Masonite International Corp.	135,501	11,924,088
#*	MasTec, Inc.	637,501	31,645,550
*	Mastech Digital, Inc.	3,418	53,594
	Matson, Inc.	347,162	18,035,066
	Matthews International Corp., Class A	282,487	6,166,691
	Maxar Technologies, Inc.	87,183	2,246,706
	McGrath RentCorp	222,689	12,711,088
*	Mesa Air Group, Inc.	81,655	258,030
#*	Middleby Corp. (The)	88,819	8,841,043
	Miller Industries, Inc.	89,493	2,679,420
*	Mistras Group, Inc.	228,412	849,693
	Moog, Inc., Class A	205,487	12,820,334
*	Morgan Group Holding Co.	12	75
*	MRC Global, Inc.	438,154	1,866,536
	MSC Industrial Direct Co., Inc., Class A	278,448	19,396,688
	Mueller Industries, Inc.	285,177	8,250,171
	Mueller Water Products, Inc., Class A	318,957	3,304,395
*	MYR Group, Inc.	174,171	7,445,810
	National Presto Industries, Inc.	40,160	3,336,894
	Nielsen Holdings P.L.C.	984,983	13,307,120
	NL Industries, Inc.	59,756	247,390
#	NN, Inc.	407,663	2,185,074
*	Northwest Pipe Co.	135,062	3,619,662
*	NOW, Inc.	1,242,759	5,058,029
*	NV5 Global, Inc.	56,880	3,189,830
	nVent Electric P.L.C.	347,416	6,270,859
*	Orion Group Holdings, Inc.	388,255	1,265,711
	Oshkosh Corp.	403,005	27,146,417
	Owens Corning	326,438	21,371,896
*	PAM Transportation Services, Inc.	27,620	1,093,752
	Park Aerospace Corp.	236,537	2,504,927
	Park-Ohio Holdings Corp.	115,268	2,275,390
	Patriot Transportation Holding, Inc.	5,926	54,638
*	Perma-Fix Environmental Services	15,435	105,730
*	Perma-Pipe International Holdings, Inc.	27,948	152,037
*	PGT Innovations, Inc.	266,307	4,415,370
*	PICO Holdings, Inc.	149,058	1,232,710
	Powell Industries, Inc.	156,645	3,701,521
	Preformed Line Products Co.	38,283	2,106,713
	Primoris Services Corp.	459,717	8,674,860
#	Quad/Graphics, Inc.	333,926	758,012
	Quanex Building Products Corp.	329,519	5,997,246
	Quanta Services, Inc.	631,556	39,428,041
*	Radiant Logistics, Inc.	430,809	2,214,358
*	RCM Technologies, Inc.	32,501	41,276
	Regal Beloit Corp.	272,292	26,861,606
*	Resideo Technologies, Inc.	318,538	3,210,863
	Resources Connection, Inc.	368,913	3,962,126
	REV Group, Inc.	109,167	856,961
	Rexnord Corp.	602,923	19,341,770
	Rush Enterprises, Inc., Class A	299,421	10,731,249
	Rush Enterprises, Inc., Class B	42,715	1,343,387
	Ryder System, Inc.	517,029	25,468,849
*	Saia, Inc.	155,780	23,002,475
	Schneider National, Inc., Class B	327,476	7,224,121
#	Scorpio Bulkers, Inc.	56,956	625,377

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Shares	Value†

INDUSTRIALS — (Continued)
*	Sensata Technologies Holding P.L.C.	686,278	$29,997,211
	Shyft Group, Inc. (The)	297,317	5,741,191
*	SIFCO Industries, Inc.	16,504	58,589
	SkyWest, Inc.	532,735	15,465,297
	Snap-on, Inc.	230,571	36,321,850
*	SP Plus Corp.	180,589	3,328,255
	Spirit AeroSystems Holdings, Inc., Class A	61,456	1,117,885
#*	Spirit Airlines, Inc.	669,826	11,768,843
*	SPX FLOW, Inc.	177,546	7,519,073
	Standex International Corp.	27,367	1,699,217
	Steelcase, Inc., Class A	815,124	8,509,895
*	Sterling Construction Co., Inc.	239,923	3,526,868
*	Team, Inc.	277,116	1,485,342
	Terex Corp.	582,521	14,382,443
*	Textainer Group Holdings, Ltd.	251,838	3,641,577
	Textron, Inc.	281,010	10,060,158
*	Thermon Group Holdings, Inc.	285,744	2,883,157
	Timken Co. (The)	540,574	32,272,268
	Titan International, Inc.	953,592	2,622,378
*	Titan Machinery, Inc.	271,293	4,066,682
*	Transcat, Inc.	16,850	520,833
*	TriMas Corp.	99,204	2,413,633
#	Trinity Industries, Inc.	1,277,599	24,069,965
	Triton International, Ltd.	775,783	28,610,877
*	TrueBlue, Inc.	416,890	6,470,133
#*	Tutor Perini Corp.	514,186	6,946,653
*	Twin Disc, Inc.	73,513	371,976
*	U.S. Xpress Enterprises, Inc., Class A	69,244	499,249
	UFP Industries, Inc.	476,999	23,807,020
*	Ultralife Corp.	140,669	725,852
	UniFirst Corp.	56,204	9,206,777
*	Univar Solutions, Inc.	503,904	8,359,767
	Universal Logistics Holdings, Inc.	37,364	737,192
*	USA Truck, Inc.	118,739	1,017,593
	Valmont Industries, Inc.	60,570	8,597,911
*	Vectrus, Inc.	150,177	5,934,995
*	Veritiv Corp.	211,068	3,039,379
#	Viad Corp.	156,537	3,130,740
*	Virco Manufacturing Corp.	19,199	37,630
*	Volt Information Sciences, Inc.	27,050	34,353
	VSE Corp.	82,453	2,387,839
#	Wabash National Corp.	740,828	10,564,207
	Werner Enterprises, Inc.	692,484	26,328,242
*	WESCO International, Inc.	464,237	19,145,134
#*	Willdan Group, Inc.	18,189	476,006
*	Willis Lease Finance Corp.	12,818	271,870
*	WillScot Mobile Mini Holdings Corp.	976,935	18,151,452
#*	XPO Logistics, Inc.	397,661	35,789,490

TOTAL INDUSTRIALS			1,934,116,379

INFORMATION TECHNOLOGY — (8.8%)
*»	Actua Corp.	92,463	9,246
#*	ADDvantage Technologies Group, Inc.	11,887	22,348
	ADTRAN, Inc.	534,565	5,714,500
*	Alithya Group, Inc., Class A	57,456	137,894
	Alliance Data Systems Corp.	8,696	448,192
*	Alpha & Omega Semiconductor, Ltd.	208,991	3,314,597
*	Amkor Technology, Inc.	1,782,765	21,125,765
*	Amtech Systems, Inc.	91,153	484,934

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Applied Optoelectronics, Inc.	77,600	$681,328
*	Arlo Technologies, Inc.	639,017	2,850,016
*	Arrow Electronics, Inc.	805,350	62,728,711
	AstroNova, Inc.	50,349	397,757
#*	Asure Software, Inc.	34,796	246,008
*	Aviat Networks, Inc.	21,919	405,721
	Avnet, Inc.	989,489	24,410,694
*	Aware, Inc.	131,866	348,126
*	Axcelis Technologies, Inc.	298,367	6,584,960
*	AXT, Inc.	437,768	2,604,720
#	Bel Fuse, Inc., Class A	3,065	37,332
	Bel Fuse, Inc., Class B	85,288	998,722
	Belden, Inc.	198,966	6,144,070
	Benchmark Electronics, Inc.	322,317	6,713,863
*	BK Technologies Corp.	8,250	24,502
	Brooks Automation, Inc.	157,470	7,353,849
*	BSQUARE Corp.	20,265	23,102
*	CACI International, Inc., Class A	113,156	23,596,421
*	CalAmp Corp.	199,471	1,412,255
*	Calix, Inc.	431,571	10,103,077
*	Cardtronics P.L.C., Class A	9,700	172,757
	Cass Information Systems, Inc.	1,555	60,987
*	CEVA, Inc.	11,414	460,212
*	Ciena Corp.	300	11,817
*	Clearfield, Inc.	46,263	968,285
*	ClearOne, Inc.	400	652
	Cohu, Inc.	399,234	8,675,355
	Communications Systems, Inc.	45,435	180,377
*	Computer Task Group, Inc.	134,082	745,496
#	Comtech Telecommunications Corp.	224,833	3,237,595
*	Conduent, Inc.	891,688	3,107,533
	CSP, Inc.	5,024	35,620
	CTS Corp.	192,016	5,307,322
*	CyberOptics Corp.	77,004	1,774,172
	Daktronics, Inc.	463,803	1,808,832
*	Data I/O Corp.	82,705	282,024
*	Digi International, Inc.	200,842	2,958,403
*	Diodes, Inc.	394,287	22,801,617
*	DSP Group, Inc.	127,305	1,676,607
	DXC Technology Co.	182,874	3,368,539
#	Ebix, Inc.	28,750	519,225
*	EchoStar Corp., Class A	418,316	9,688,198
*	EMCORE Corp.	221,615	722,465
*	ePlus, Inc.	93,704	6,325,957
*	Fabrinet	391,765	23,513,735
#*	First Solar, Inc.	44,516	3,874,895
*	Fitbit, Inc., Class A	297,411	2,093,773
*	Flex, Ltd.	2,021,294	28,601,310
*	FormFactor, Inc.	383,740	10,879,029
*	Frequency Electronics, Inc.	38,791	354,550
*	GSE Systems, Inc.	10,189	9,987
*	GSI Technology, Inc.	128,546	785,416
	Hackett Group, Inc. (The)	34,300	443,156
#*	Harmonic, Inc.	944,723	5,611,655
*	Ichor Holdings, Ltd.	207,747	4,832,195
*	IEC Electronics Corp.	15,832	151,512
*	Insight Enterprises, Inc.	233,569	12,460,906
	InterDigital, Inc.	84,811	4,747,720
*	inTEST Corp.	160,960	750,074

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Intevac, Inc.	59,792	$315,702
#*	j2 Global, Inc.	12,700	862,076
	Jabil, Inc.	1,027,905	34,064,772
	KBR, Inc.	707,768	15,776,149
*	Key Tronic Corp.	63,990	488,884
*	Kimball Electronics, Inc.	172,408	2,089,585
*	Knowles Corp.	703,863	10,030,048
	Kulicke & Soffa Industries, Inc.	462,183	12,081,464
*	KVH Industries, Inc.	138,882	1,206,885
*	Lantronix, Inc.	10,135	43,884
#*	LightPath Technologies, Inc., Class A	5,805	13,932
*	Luna Innovations, Inc.	61,189	386,103
	ManTech International Corp., Class A	222,184	14,415,298
	Methode Electronics, Inc.	329,184	10,128,992
	MTS Systems Corp.	59,711	1,449,783
*	NCR Corp.	4,200	85,344
*	NeoPhotonics Corp.	503,350	3,427,813
*	NETGEAR, Inc.	355,448	10,954,907
*	Netscout Systems, Inc.	742,271	15,231,401
*	NetSol Technologies, Inc.	2,106	5,075
	Network-1 Technologies, Inc.	99,089	286,367
	NVE Corp.	800	36,904
*	ON Semiconductor Corp.	1,124,242	28,207,232
*	OneSpan, Inc.	168,785	3,701,455
*	Onto Innovation, Inc.	226,911	7,277,036
*	Optical Cable Corp.	55,866	149,162
*	OSI Systems, Inc.	137,875	10,638,435
	PC Connection, Inc.	136,725	6,227,824
	PC-Tel, Inc.	41,748	212,915
*	PDF Solutions, Inc.	86,720	1,625,133
*	Perceptron, Inc.	48,702	336,044
*	Perficient, Inc.	243,410	9,531,936
*	PFSweb, Inc.	13,600	84,320
*	Photronics, Inc.	691,569	6,742,798
*	Plexus Corp.	309,287	21,507,818
*	PRGX Global, Inc.	6,882	37,438
*	Qumu Corp.	8,165	37,151
*	Rambus, Inc.	449,990	6,205,362
*	RealNetworks, Inc.	44,435	62,209
	RF Industries, Ltd.	61,255	262,171
*	Ribbon Communications, Inc.	409,979	1,767,009
	Richardson Electronics, Ltd.	74,071	312,580
*	Rogers Corp.	140,807	17,068,624
#*	Rubicon Technology, Inc.	262	2,206
*	Sanmina Corp.	671,677	16,415,786
*	ScanSource, Inc.	200,766	4,035,397
*	Seachange International, Inc.	52,734	39,550
*	Sigmatron International, Inc.	2,700	8,667
#*»	Silicon Graphics, Inc.	494	0
#*	SMART Global Holdings, Inc.	15,344	404,928
*	Smith Micro Software, Inc.	9,157	37,727
*	SMTC Corp.	14,147	49,373
*	Steel Connect, Inc.	7,832	4,543
#*	Stratasys, Ltd.	309,319	3,953,097
*	Super Micro Computer, Inc.	382,492	8,690,218
*	Sykes Enterprises, Inc.	424,128	14,522,143
	SYNNEX Corp.	379,206	49,918,678
	TESSCO Technologies, Inc.	58,280	355,508
*	Trio-Tech International	3,288	12,166

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	TTM Technologies, Inc.	976,189	$11,587,363
#*	Ultra Clean Holdings, Inc.	517,201	11,011,209
#*	Veeco Instruments, Inc.	422,021	5,372,327
*	Verint Systems, Inc.	39,067	1,895,531
*	ViaSat, Inc.	7,728	261,979
	Vishay Intertechnology, Inc.	1,018,098	16,513,549
*	Vishay Precision Group, Inc.	98,644	2,356,605
	Wayside Technology Group, Inc.	19,288	426,650
*	Wireless Telecom Group, Inc.	23,991	32,868
	Xerox Holdings Corp.	1,208,660	21,006,511
	Xperi Holding Corp.	718,112	8,904,589

TOTAL INFORMATION TECHNOLOGY			796,117,858

MATERIALS — (8.8%)
*	AdvanSix, Inc.	153,036	2,329,208
*	AgroFresh Solutions, Inc.	188,875	389,083
*	Alcoa Corp.	1,317,342	17,020,059
*	Allegheny Technologies, Inc.	966,787	8,904,108
	American Vanguard Corp.	309,928	4,004,270
*	Ampco-Pittsburgh Corp.	2,668	11,606
	Ashland Global Holdings, Inc.	315,040	21,980,341
	Avient Corp.	55,226	1,715,872
*	Berry Global Group, Inc.	26,990	1,258,544
	Boise Cascade Co.	400,012	15,352,461
	Cabot Corp.	277,090	10,532,191
	Carpenter Technology Corp.	502,185	8,778,194
*	Century Aluminum Co.	1,217,557	8,011,525
	CF Industries Holdings, Inc.	1,166,747	32,213,885
*	Clearwater Paper Corp.	183,358	6,811,750
*	Coeur Mining, Inc.	887,233	6,272,737
	Commercial Metals Co.	1,289,647	26,631,211
#*	Contura Energy, Inc.	12,760	82,302
*	Core Molding Technologies, Inc.	41,394	318,320
	Domtar Corp.	585,956	13,992,629
*	Element Solutions, Inc.	2,579,492	30,231,646
*	Ferro Corp.	225,003	2,893,539
*	Ferroglobe P.L.C.	904,338	558,338
*»	Ferroglobe Representation & Warranty Insurance Trust	92,458	0
	Flexible Solutions International, Inc.	23,298	65,933
#*	Flotek Industries, Inc.	236,703	587,023
	Friedman Industries, Inc.	61,222	342,843
	FutureFuel Corp.	365,196	4,342,180
*	GCP Applied Technologies, Inc.	109,614	2,390,681
	Glatfelter Corp.	413,006	5,893,596
#	Gold Resource Corp.	380,694	1,043,102
	Graphic Packaging Holding Co.	1,561,063	20,746,527
	Greif, Inc., Class A	206,208	8,369,983
#	Greif, Inc., Class B	33,409	1,444,939
	Hawkins, Inc.	93,588	4,371,495
	Haynes International, Inc.	182,219	2,953,770
#	HB Fuller Co.	472,766	21,392,662
	Hecla Mining Co.	4,882,944	22,363,884
	Huntsman Corp.	1,700,000	41,293,000
	Innospec, Inc.	260,001	17,196,466
*	Intrepid Potash, Inc.	117,378	1,171,432
	Kaiser Aluminum Corp.	90,908	5,720,840
*	Kraton Corp.	364,803	10,323,925
#	Kronos Worldwide, Inc.	246,082	3,277,812
#*	Livent Corp.	297,236	3,195,287

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#*	LSB Industries, Inc.	153,438	$342,167
	Materion Corp.	159,711	8,175,606
#*	McEwen Mining, Inc.	10,650	10,345
	Mercer International, Inc.	640,981	4,031,770
	Minerals Technologies, Inc.	351,139	19,203,792
	Mosaic Co. (The)	434,037	8,029,685
	Myers Industries, Inc.	8,922	127,941
	Neenah, Inc.	53,029	1,995,481
#	Nexa Resources SA	59,531	360,163
	Northern Technologies International Corp.	27,508	220,339
	O-I Glass, Inc.	264,199	2,491,397
	Olin Corp.	1,581,328	26,170,978
	Olympic Steel, Inc.	110,271	1,258,192
*	PQ Group Holdings, Inc.	129,949	1,502,210
#*	Ramaco Resources, Inc.	1,595	4,466
*	Rayonier Advanced Materials, Inc.	573,925	1,968,563
	Reliance Steel & Aluminum Co.	590,970	64,409,820
*	Resolute Forest Products, Inc.	767,755	3,523,995
*	Ryerson Holding Corp.	51,349	404,117
	Schnitzer Steel Industries, Inc., Class A	336,472	7,065,912
	Schweitzer-Mauduit International, Inc.	269,706	8,954,239
	Sensient Technologies Corp.	42,130	2,756,566
	Sonoco Products Co.	186,547	9,120,283
	Steel Dynamics, Inc.	1,689,581	53,188,010
	Stepan Co.	194,648	22,664,813
*	Summit Materials, Inc., Class A	1,138,435	20,138,915
	SunCoke Energy, Inc.	776,779	2,710,959
*	Synalloy Corp.	56,547	293,479
	Tecnoglass, Inc.	5,518	24,886
*	TimkenSteel Corp.	613,346	2,373,649
*	Trecora Resources	162,751	963,486
	Tredegar Corp.	167,577	2,443,273
	Trinseo SA	199,472	6,347,199
*	Tronox Holdings P.L.C., Class A	624,435	6,100,730
*	UFP Technologies, Inc.	34,546	1,280,275
	United States Lime & Minerals, Inc.	33,678	3,121,951
#	United States Steel Corp.	1,722,280	16,637,225
*	Universal Stainless & Alloy Products, Inc.	75,943	412,370
#*	US Concrete, Inc.	173,016	5,875,623
*	Venator Materials P.L.C.	224,838	436,186
	Verso Corp., Class A	394,922	3,072,493
#	Warrior Met Coal, Inc.	86,864	1,302,960
	Westlake Chemical Corp.	652,862	44,146,528
	WestRock Co.	619,178	23,250,134
	Worthington Industries, Inc.	209,514	10,310,184

TOTAL MATERIALS			798,004,554

REAL ESTATE — (0.5%)
#*	Altisource Portfolio Solutions SA	5,898	65,645
*	BBX Capital, Inc.	32,457	111,977
	CTO Realty Growth, Inc.	46,514	2,052,663
#*	Cushman & Wakefield P.L.C.	283,526	3,322,925
*	Five Point Holdings LLC, Class A	3,485	14,602
*	Forestar Group, Inc.	63,630	1,058,803
*	FRP Holdings, Inc.	42,999	1,739,739
	Griffin Industrial Realty, Inc.	12,367	656,069
*	Howard Hughes Corp. (The)	68,935	4,287,068
#	Jones Lang LaSalle, Inc.	109,518	12,360,201
	Kennedy-Wilson Holdings, Inc.	31,556	415,908

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
* Marcus & Millichap, Inc.	89,595	$2,798,052
Newmark Group, Inc., Class A	47,091	222,976
* Rafael Holdings, Inc., Class B	116,924	1,917,553
RE/MAX Holdings, Inc., Class A	170,418	5,511,318
#* Realogy Holdings Corp.	672,493	7,505,022
#* St Joe Co. (The)	30,718	830,615
* Stratus Properties, Inc.	4,540	97,020
* Tejon Ranch Co.	287,361	3,939,719
#* Trinity Place Holdings, Inc.	27,774	38,606

TOTAL REAL ESTATE		48,946,481

UTILITIES — (0.2%)
Brookfield Renewable Corp., Class A	71,743	4,790,280
# Genie Energy, Ltd., Class B	161,221	1,336,522
# Ormat Technologies, Inc.	71,602	5,074,434
Vistra Corp.	320,907	5,574,155

TOTAL UTILITIES		16,775,391

TOTAL COMMON STOCKS		8,689,309,217

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	17,874	504,941

CONSUMER DISCRETIONARY — (0.1%)
Qurate Retail, Inc.	71,247	6,969,382

INDUSTRIALS — (0.0%)
WESCO International, Inc.	179,137	5,191,390

TOTAL PREFERRED STOCKS		12,665,713

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#*» HC2 Holdings, Inc. Right 11/20/2020	21,861	4,803

HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrant 08/02/2023	366,740	0

TOTAL RIGHTS/WARRANTS		4,803

TOTAL INVESTMENT SECURITIES (Cost $8,822,695,225)		8,701,979,733

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 0.026%	75,312,431	75,312,431

SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	22,890,168	264,862,130

TOTAL INVESTMENTS — (100.0%) (Cost $9,162,816,473)		$9,042,154,294

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	476	12/18/20	$80,581,032	$77,699,860	$(2,881,172)

Total Futures Contracts			$80,581,032	$77,699,860	$(2,881,172)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$250,364,741	—	—	$250,364,741
Consumer Discretionary	1,337,070,743	$61,353	—	1,337,132,096
Consumer Staples	411,204,301	—	—	411,204,301
Energy	452,946,424	—	—	452,946,424
Financials	2,230,656,755	29,421	—	2,230,686,176
Health Care	412,736,779	278,037	—	413,014,816
Industrials	1,934,116,379	—	—	1,934,116,379
Information Technology	796,108,612	9,246	—	796,117,858
Materials	798,004,554	—	—	798,004,554
Real Estate	48,946,481	—	—	48,946,481
Utilities	16,775,391	—	—	16,775,391
Preferred Stocks
Communication Services	504,941	—	—	504,941
Consumer Discretionary	6,969,382	—	—	6,969,382
Industrials	5,191,390	—	—	5,191,390
Rights/Warrants
Communication Services	—	4,803	—	4,803
Temporary Cash Investments	75,312,431	—	—	75,312,431
Securities Lending Collateral	—	264,862,130	—	264,862,130
Futures Contracts**	(2,881,172)	—	—	(2,881,172)

TOTAL	$8,774,028,132	$265,244,990	—	$9,039,273,122

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (95.5%)
COMMUNICATION SERVICES — (2.6%)
	A.H. Belo Corp., Class A	115,387	$156,926
	Alaska Communications Systems Group, Inc.	28,750	54,913
	ATN International, Inc.	404,560	18,083,832
#*	Ballantyne Strong, Inc.	204,581	321,192
#	Beasley Broadcast Group, Inc., Class A	47,578	57,569
#*	Boston Omaha Corp., Class A	2,737	43,737
#*	Cars.com, Inc.	998,328	7,377,644
#	Cinemark Holdings, Inc.	214,464	1,756,460
#*	comScore, Inc.	5,500	10,973
#*	Consolidated Communications Holdings, Inc.	1,548,618	7,232,046
#*	Cumulus Media, Inc., Class A	56,039	283,557
*	DHI Group, Inc.	589,366	996,029
	Emerald Holding, Inc.	0	0
	Entravision Communications Corp., Class A	452,656	828,360
	EW Scripps Co. (The), Class A	1,618,069	14,692,067
*	Fluent, Inc.	50,430	128,596
#	Gannett Co., Inc.	2,570,080	2,955,592
*	Gray Television, Inc.	2,174,745	27,575,767
*	Gray Television, Inc., Class A	19,881	240,560
*	Hemisphere Media Group, Inc.	989	7,734
*	IMAX Corp.	303,579	3,500,266
#*	Iridium Communications, Inc.	1,675,888	44,260,202
*	Liberty Latin America, Ltd., Class A	708,460	6,942,908
*	Liberty Latin America, Ltd., Class C	2,121,810	20,623,993
#*	Lions Gate Entertainment Corp., Class A	553,934	3,711,358
*	Lions Gate Entertainment Corp., Class B	329,811	2,067,915
#	Marcus Corp. (The)	504,630	3,698,938
*	Mediaco Holding, Inc., Class A	2,509	6,674
#	Meredith Corp.	580,532	6,385,852
#	Nexstar Media Group, Inc., Class A	85,367	7,034,241
*	ORBCOMM, Inc.	376,662	1,619,647
#*	Reading International, Inc., Class A	67,406	157,730
	Saga Communications, Inc., Class A	163,739	2,786,838
	Scholastic Corp.	1,067,536	21,094,511
	Spok Holdings, Inc.	403,916	3,667,557
	TEGNA, Inc.	401,864	4,834,424
	Telephone and Data Systems, Inc.	2,624,025	44,608,425
	Townsquare Media, Inc., Class A	7,408	33,484
	Tribune Publishing Co.	171,362	1,963,809
*	United States Cellular Corp.	759,896	22,128,172
#*	Urban One, Inc.	2,161	10,113

TOTAL COMMUNICATION SERVICES			283,940,611

CONSUMER DISCRETIONARY — (15.9%)
	Aaron’s Holdings Co., Inc.	574,851	30,041,713
	Abercrombie & Fitch Co., Class A	1,340,207	19,057,744
	Acushnet Holdings Corp.	182,427	6,226,234
*	Adient P.L.C.	103,113	2,188,058
*	Adtalem Global Education, Inc.	1,454,800	34,100,512
	AMCON Distributing Co.	3,858	259,238
*	American Axle & Manufacturing Holdings, Inc.	1,703,693	11,448,817
#	American Eagle Outfitters, Inc.	1,541,102	21,128,508
*	American Outdoor Brands, Inc.	335,605	5,077,704
*	American Public Education, Inc.	360,145	10,181,299
#*	At Home Group, Inc.	714,416	11,637,837

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoNation, Inc.	1,780,777	$101,023,479
#*	Barnes & Noble Education, Inc.	820,506	1,887,164
	Bassett Furniture Industries, Inc.	205,931	3,039,542
#	Big Lots, Inc.	452,156	21,522,626
*	Biglari Holdings, Inc., Class A	806	352,262
*	Biglari Holdings, Inc., Class B	160	13,403
#	BJ’s Restaurants, Inc.	92,938	2,621,781
	Bluegreen Vacations Holding Corp.	152,205	1,240,471
#*	Boot Barn Holdings, Inc.	63,246	2,025,137
#*	Build-A-Bear Workshop, Inc.	163,682	676,007
	Caleres, Inc.	592,851	4,553,096
	Callaway Golf Co.	219,290	3,396,802
	Canterbury Park Holding Corp.	15,171	181,293
*	Capri Holdings, Ltd.	365,882	7,764,016
#	Carriage Services, Inc.	290,548	7,499,044
#*	Carrols Restaurant Group, Inc.	252,257	1,475,703
	Cato Corp. (The), Class A	502,280	3,073,954
*	Century Communities, Inc.	965,799	37,511,633
#	Chico’s FAS, Inc.	13,639	14,594
	Citi Trends, Inc.	251,311	6,561,730
#*	Conn’s, Inc.	679,938	6,371,019
#*	Container Store Group, Inc. (The)	366,430	3,488,414
	Cooper Tire & Rubber Co.	1,093,555	37,607,356
#*	Cooper-Standard Holdings, Inc.	307,271	4,821,082
	Core-Mark Holding Co., Inc.	115,151	3,149,380
	Crown Crafts, Inc.	139,687	805,994
	Culp, Inc.	68,507	850,172
	Dana, Inc.	1,538,070	21,517,599
*	Del Taco Restaurants, Inc.	175,554	1,301,733
*	Delta Apparel, Inc.	190,519	3,172,141
#	Designer Brands, Inc., Class A	599,833	2,597,277
	Dick’s Sporting Goods, Inc.	587,710	33,293,771
#	Dillard’s, Inc., Class A	441,605	19,752,992
	Dover Motorsports, Inc.	304,607	463,003
#*	El Pollo Loco Holdings, Inc.	127,870	1,805,524
	Escalade, Inc.	43,128	802,612
#	Ethan Allen Interiors, Inc.	481,976	7,735,715
#*	Express, Inc.	180,378	110,211
	Extended Stay America, Inc.	1,086,164	12,327,961
*	Flanigan’s Enterprises, Inc.	4,740	79,423
	Flexsteel Industries, Inc.	120,176	3,358,919
	Foot Locker, Inc.	1,302,002	48,017,834
#*	Fossil Group, Inc.	605,736	3,458,753
#*	Full House Resorts, Inc.	115,822	272,182
#*	GameStop Corp., Class A	1,121,503	11,742,136
#*	Genesco, Inc.	93,012	1,648,173
#*	G-III Apparel Group, Ltd.	1,221,109	16,460,549
	Goodyear Tire & Rubber Co. (The)	4,238,191	35,092,221
	Graham Holdings Co., Class B	91,775	34,905,703
*	Green Brick Partners, Inc.	582,628	10,423,215
#	Group 1 Automotive, Inc.	418,964	44,443,701
#	Guess?, Inc.	1,340,850	15,795,213
#	Harley-Davidson, Inc.	64,526	2,121,615
#	Haverty Furniture Cos., Inc.	404,944	10,131,699
	Haverty Furniture Cos., Inc., Class A	5,701	141,556
#*	Hibbett Sports, Inc.	142,846	5,401,007
	Hooker Furniture Corp.	276,337	7,599,268
#*	Houghton Mifflin Harcourt Co.	324,284	846,381
#*	Hudson, Ltd., Class A	31,371	239,674

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	International Game Technology P.L.C.	39,828	$326,988
*	J Alexander’s Holdings, Inc.	177,595	987,428
	Johnson Outdoors, Inc., Class A	144,191	12,592,200
*	K12, Inc.	980,019	23,393,054
	KB Home	420,250	13,553,062
#	Kohl’s Corp.	369,906	7,875,299
#*	Lakeland Industries, Inc.	145,170	3,131,317
#*	Lands’ End, Inc.	159,448	2,559,140
*	Laureate Education, Inc., Class A	1,292,019	16,796,247
	La-Z-Boy, Inc.	251,234	8,599,740
*	LGI Homes, Inc.	44,413	4,746,861
	Lifetime Brands, Inc.	424,272	4,263,934
#	Lithia Motors, Inc., Class A	182,697	41,941,750
*	M/I Homes, Inc.	692,910	28,353,877
#	Macy’s, Inc.	1,652,392	10,261,354
*	MarineMax, Inc.	450,304	13,500,114
	Marriott Vacations Worldwide Corp.	518,686	50,105,068
	MDC Holdings, Inc.	1,610,118	70,072,335
»	Media General, Inc.	564,216	52,923
*	Meritage Homes Corp.	1,426,415	124,226,482
*	Modine Manufacturing Co.	1,416,352	9,064,653
#*	Motorcar Parts of America, Inc.	378,436	5,574,362
	Movado Group, Inc.	376,359	4,106,077
#*	Nautilus, Inc.	171,784	3,725,995
*	New Home Co., Inc. (The)	104,348	530,088
	Nobility Homes, Inc.	1,505	35,563
#	ODP Corp. (The)	1,409,338	27,482,091
#	Oxford Industries, Inc.	29,748	1,224,725
	P&F Industries, Inc., Class A	17,337	79,057
#	Penske Automotive Group, Inc.	1,234,089	63,135,993
#*	Playa Hotels & Resorts NV	711,892	2,755,022
#*	Potbelly Corp.	123,414	439,354
	PVH Corp.	257,592	15,015,038
*	QEP Co., Inc.	35,994	751,375
	Qurate Retail, Inc., Class A	4,032,752	27,301,731
#	RCI Hospitality Holdings, Inc.	100,580	2,152,412
#*	Red Lion Hotels Corp.	384,255	664,761
#*	Red Robin Gourmet Burgers, Inc.	109,673	1,320,463
#*	Regis Corp.	188,040	1,041,742
	Rocky Brands, Inc.	206,573	5,556,814
#*	Select Interior Concepts, Inc., Class A	17,405	120,443
#	Shoe Carnival, Inc.	289,301	8,962,545
#	Signet Jewelers, Ltd.	213,141	4,748,781
*	Skechers U.S.A., Inc., Class A	51,815	1,643,054
#	Smith & Wesson Brands, Inc.	1,342,423	22,270,798
#	Sonic Automotive, Inc., Class A	423,638	15,276,386
*	Stamps.com, Inc.	20,434	4,561,686
	Standard Motor Products, Inc.	83,263	3,813,445
	Strattec Security Corp.	92,140	2,675,746
	Superior Group of Cos, Inc.	232,772	5,032,531
#*	Superior Industries International, Inc.	143,148	176,072
*	Taylor Morrison Home Corp.	3,749,834	80,996,414
#*	Tenneco, Inc., Class A	103,888	895,515
#	Thor Industries, Inc.	161,803	13,685,298
#	Tilly’s, Inc., Class A	622,277	3,820,781
	Toll Brothers, Inc.	24,770	1,047,276
*	TopBuild Corp.	288,706	44,232,646
*	TravelCenters of America, Inc.	163,543	3,892,323
*	TRI Pointe Group, Inc.	2,946,842	48,416,614

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	358,907	$5,380,016
*	Universal Electronics, Inc.	80,310	2,976,289
*	Urban Outfitters, Inc.	1,116,775	24,948,753
*	Vera Bradley, Inc.	975,024	6,181,652
#*	Vista Outdoor, Inc.	614,377	12,146,233
*	VOXX International Corp.	124,583	1,411,525
	Weyco Group, Inc.	100,265	1,588,198
	Winnebago Industries, Inc.	138,678	6,510,932
*	ZAGG, Inc.	226,626	645,884
*	Zovio, Inc.	332,051	1,198,704
*	Zumiez, Inc.	615,009	17,220,252

TOTAL CONSUMER DISCRETIONARY			1,727,707,860

CONSUMER STAPLES — (5.0%)
	Alico, Inc.	3,020	87,218
	Andersons, Inc. (The)	722,499	15,671,003
*	Bridgford Foods Corp.	13,070	238,527
#*	Central Garden & Pet Co.	166,307	6,479,321
*	Central Garden & Pet Co., Class A	540,646	19,133,462
#*	Chefs’ Warehouse, Inc. (The)	54,476	736,515
*	Coffee Holding Co., Inc.	2,367	8,900
#	Coty, Inc., Class A	441,365	1,279,958
*	Darling Ingredients, Inc.	3,990,950	171,610,850
#*	Edgewell Personal Care Co.	308,142	8,079,483
*	Farmer Bros Co.	34,530	119,819
#	Fresh Del Monte Produce, Inc.	1,619,981	34,878,191
#*	Hostess Brands, Inc.	2,710,470	34,260,341
#»	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	307,894	11,041,079
	Ingredion, Inc.	76,723	5,438,893
*	Landec Corp.	597,690	5,743,801
	Mannatech, Inc.	16,046	264,117
*	Natural Alternatives International, Inc.	175,612	1,359,237
#	Natural Grocers by Vitamin Cottage, Inc.	296,926	3,159,293
*	Nature’s Sunshine Products, Inc.	5,760	60,019
	Nu Skin Enterprises, Inc., Class A	182,216	8,992,359
#	Ocean Bio-Chem, Inc.	6,071	94,647
	Oil-Dri Corp. of America	82,962	2,833,982
*	Performance Food Group Co.	5,216	175,310
*	Pilgrim’s Pride Corp.	65,003	1,088,150
	Seaboard Corp.	16,755	57,720,975
*	Seneca Foods Corp., Class A	195,294	7,196,584
*	Seneca Foods Corp., Class B	24,020	891,863
*	Simply Good Foods Co. (The)	7,000	131,600
	SpartanNash Co.	778,296	14,328,429
	Spectrum Brands Holdings, Inc.	482,333	27,430,278
#*	TreeHouse Foods, Inc.	345,114	13,404,228
#*	United Natural Foods, Inc.	1,139,754	16,606,216
#	Universal Corp.	681,407	27,154,069
*	US Foods Holding Corp.	500,759	10,465,863
#	Village Super Market, Inc., Class A	236,249	5,351,040
#	Weis Markets, Inc.	629,919	28,604,622

TOTAL CONSUMER STAPLES			542,120,242

ENERGY — (5.6%)
	Adams Resources & Energy, Inc.	115,900	2,211,372
#*	Antero Resources Corp.	1,936,616	6,584,494
	Apache Corp.	33,897	281,345

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Arch Resources, Inc.	159,881	$4,884,365
	Archrock, Inc.	3,447,605	20,444,298
#	Ardmore Shipping Corp.	589,269	1,649,953
#	Berry Corp.	177,312	464,557
*	Bonanza Creek Energy, Inc.	521,520	9,236,119
#*	Bristow Group, Inc.	145,883	3,031,449
*	ChampionX Corp.	314,170	2,742,704
	Cimarex Energy Co.	538,799	13,669,331
*	Clean Energy Fuels Corp.	2,049,604	5,083,018
*	CNX Resources Corp.	4,643,781	45,044,676
#*	Comstock Resources, Inc.	61,365	325,848
#*	CONSOL Energy, Inc.	415,509	1,574,779
#	Continental Resources, Inc.	20,543	247,132
#	CVR Energy, Inc.	145,013	1,596,593
#*	Dawson Geophysical Co.	156,810	280,690
#	Delek US Holdings, Inc.	1,052,420	10,587,345
	Devon Energy Corp.	863,529	7,711,314
	DHT Holdings, Inc.	2,721,324	13,089,568
	Diamondback Energy, Inc.	77,926	2,022,959
*	Dorian LPG, Ltd.	1,303,785	10,691,037
*	Dril-Quip, Inc.	170,008	4,403,207
#*	Earthstone Energy, Inc., Class A	124,611	335,204
#	EnLink Midstream LLC	160,297	434,405
	EQT Corp.	4,354,498	65,927,100
	Equitrans Midstream Corp.	648,364	4,707,123
*	Exterran Corp.	936,555	3,961,628
#	GasLog, Ltd.	867,250	2,064,055
*	Geospace Technologies Corp.	31,461	161,395
#*	Goodrich Petroleum Corp.	2,346	22,475
#*	Green Plains, Inc.	553,594	8,359,269
#*	Helix Energy Solutions Group, Inc.	2,228,890	5,527,647
#	Helmerich & Payne, Inc.	658,639	9,793,962
	HollyFrontier Corp.	383,128	7,091,699
#	International Seaways, Inc.	199,579	2,702,300
#	Liberty Oilfield Services, Inc., Class A	145,153	969,622
	Marathon Oil Corp.	379,611	1,503,260
#*	Matador Resources Co.	2,543,943	17,985,677
*	Matrix Service Co.	303,534	2,306,858
*	Mexco Energy Corp.	821	4,680
*	Mind Technology, Inc.	54,260	111,233
#*	Montage Resources Corp.	105,419	521,824
#	Murphy Oil Corp.	2,281,462	17,612,887
#	Nabors Industries, Ltd.	61,898	1,759,141
	NACCO Industries, Inc., Class A	143,541	2,797,614
*	Natural Gas Services Group, Inc.	334,814	2,912,882
*	Newpark Resources, Inc.	624,709	446,729
*	NexTier Oilfield Solutions, Inc.	717,970	1,356,963
	Noble Corp. P.L.C.	0	0
*	Overseas Shipholding Group, Inc., Class A	1,562,145	2,983,697
#*	Par Pacific Holdings, Inc.	174,319	1,122,614
	Parsley Energy, Inc., Class A	2,170,668	21,728,387
#	Patterson-UTI Energy, Inc.	3,043,906	7,792,399
#	PBF Energy, Inc., Class A	1,315,437	6,143,091
*	PDC Energy, Inc.	1,912,211	22,793,555
#	Peabody Energy Corp.	1,262,171	1,628,201
#*	Penn Virginia Corp.	136,668	1,049,610
*	ProPetro Holding Corp.	815,053	3,219,459
#	Range Resources Corp.	4,395,144	28,920,047
#*	Renewable Energy Group, Inc.	529,872	29,884,781

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	152,051	$11,052,587
#*	Ring Energy, Inc.	75,160	38,399
#*	RPC, Inc.	356,334	848,075
*	SandRidge Energy, Inc.	12,712	21,865
#	Scorpio Tankers, Inc.	299,598	2,642,454
*	SEACOR Holdings, Inc.	531,165	16,269,584
#*	SEACOR Marine Holdings, Inc.	55,542	95,532
#*	Select Energy Services, Inc., Class A	656,621	1,982,995
#	SFL Corp., Ltd.	1,757,274	11,439,854
#*	SilverBow Resources, Inc.	117,479	548,627
#	Solaris Oilfield Infrastructure, Inc., Class A	67,276	398,947
#*	Southwestern Energy Co.	11,498,964	30,702,234
#*	Talos Energy, Inc.	385,644	2,537,538
	Targa Resources Corp.	250,195	4,015,630
	TechnipFMC P.L.C.	271,793	1,503,015
#*	Teekay Corp.	7,063	12,431
#*	Teekay Tankers, Ltd., Class A	432,234	4,075,967
#	US Silica Holdings, Inc.	73,100	198,832
	World Fuel Services Corp.	1,978,063	41,638,226
*	WPX Energy, Inc.	3,394,228	15,647,391

TOTAL ENERGY			602,171,809

FINANCIALS — (26.6%)
#	1st Constitution Bancorp	49,273	642,520
	1st Source Corp.	431,341	14,445,610
	ACNB Corp.	2,031	42,387
#	Allegiance Bancshares, Inc.	134,125	3,795,737
*	Ambac Financial Group, Inc.	592,395	7,274,611
	American Equity Investment Life Holding Co.	2,970,459	73,726,792
	American National Bankshares, Inc.	3,737	85,204
	American National Group, Inc.	210,296	14,468,365
	American River Bankshares	146,710	1,514,047
	Ameris Bancorp	28,462	833,937
#	AmeriServ Financial, Inc.	331,467	914,849
	Argo Group International Holdings, Ltd.	696,900	24,865,392
	Associated Banc-Corp.	3,798,022	51,994,921
	Assured Guaranty, Ltd.	511,947	13,070,007
*	Atlantic American Corp.	238,675	482,124
*	Atlantic Capital Bancshares, Inc.	42,912	595,619
	Atlantic Union Bankshares Corp.	1,452,735	36,739,668
#*	Atlanticus Holdings Corp.	151,080	1,729,866
	Axis Capital Holdings, Ltd.	37,817	1,614,408
	Banc of California, Inc.	1,019,024	12,228,288
*	Bancorp, Inc. (The)	215,734	2,071,046
	BancorpSouth Bank	172,719	4,043,352
	Bank of Commerce Holdings	151,765	1,215,638
	Bank OZK	2,707,599	67,094,303
	BankFinancial Corp.	423,288	3,111,167
	BankUnited, Inc.	1,454,665	36,730,291
	Bankwell Financial Group, Inc.	8,745	144,293
	Banner Corp.	611,884	22,560,163
#	Bar Harbor Bankshares	109,499	2,235,970
#*	Baycom Corp.	29,174	323,831
	BCB Bancorp, Inc.	182,281	1,656,934
#*	Berkshire Bancorp, Inc.	3,042	26,830
	Berkshire Hills Bancorp, Inc.	1,211,856	15,790,484
*	Blucora, Inc.	1,168,611	11,627,679
*	BNCCORP, Inc.	21,197	716,883
#	BOK Financial Corp.	304,175	17,867,239

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Boston Private Financial Holdings, Inc.	670,078	$4,141,082
	Bridge Bancorp, Inc.	33,017	645,152
	Brookline Bancorp, Inc.	1,159,247	11,105,586
	Bryn Mawr Bank Corp.	33,983	912,783
	Byline Bancorp, Inc.	110,294	1,449,263
	C&F Financial Corp.	50,904	1,585,660
	Cadence BanCorp	1,423,526	15,971,962
»	Calamos Asset Management, Inc., Class A	179,140	0
	California First National Bancorp	93,551	1,482,783
	Camden National Corp.	600	19,182
#	Capital City Bank Group, Inc.	117,424	2,502,305
#	Capitol Federal Financial, Inc.	354,019	4,064,138
	Capstar Financial Holdings, Inc.	29,947	311,149
	Cathay General Bancorp	518,020	12,189,011
	CBTX, Inc.	13,877	262,275
#	CCUR Holdings, Inc.	160,981	482,943
	Central Valley Community Bancorp	129,600	1,671,840
#	CIT Group, Inc.	830,566	24,460,169
	Citizens Community Bancorp, Inc.	28,039	213,096
	Civista Bancshares, Inc.	45,136	643,639
	CNB Financial Corp.	4,729	85,784
	CNO Financial Group, Inc.	4,510,009	80,052,660
	Codorus Valley Bancorp, Inc.	74,549	1,003,430
	Columbia Banking System, Inc.	145,578	4,135,871
	Comerica, Inc.	169,534	7,715,492
	Community Bankers Trust Corp.	16,989	92,760
	Community Trust Bancorp, Inc.	130,029	4,137,523
	Community West Bancshares	23,717	191,159
	ConnectOne Bancorp, Inc.	453,465	6,996,965
#*	Consumer Portfolio Services, Inc.	317,388	1,190,205
#	Cowen, Inc., Class A	390,593	8,382,126
*	Customers Bancorp, Inc.	771,128	10,656,989
	Dime Community Bancshares, Inc.	687,450	8,696,242
	Donegal Group, Inc., Class A	273,605	3,970,009
	Donegal Group, Inc., Class B	54,141	640,488
*	Donnelley Financial Solutions, Inc.	27,249	344,155
	Eagle Bancorp Montana, Inc.	1,906	36,710
	Eagle Bancorp, Inc.	138,284	4,137,457
	East West Bancorp, Inc.	290,999	10,615,644
	Employers Holdings, Inc.	546,238	17,485,078
#*	Encore Capital Group, Inc.	213,790	6,826,315
*	Enova International, Inc.	4,995	76,673
*	Enstar Group, Ltd.	89,896	15,450,426
	Enterprise Financial Services Corp.	21,870	636,636
*	Equity Bancshares, Inc., Class A	127,621	2,345,674
	ESSA Bancorp, Inc.	182,988	2,325,777
	Evans Bancorp, Inc.	2,046	46,669
*	EZCORP, Inc., Class A	1,375,381	6,134,199
#	FB Financial Corp.	38,349	1,131,296
	FBL Financial Group, Inc., Class A	650,640	32,330,302
	Federal Agricultural Mortgage Corp., Class A	465	26,898
	FedNat Holding Co.	135,779	696,546
	Financial Institutions, Inc.	378,931	6,718,447
*	First Acceptance Corp.	338,021	439,427
	First Bancorp	35,589	857,339
	First BanCorp	6,860,179	44,522,562
	First Bancorp, Inc. (The)	959	22,182
	First Bancshares, Inc.	17,709	238,275
#	First Bancshares, Inc. (The)	24,375	581,100

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Bank	92,129	$690,046
	First Busey Corp.	385,280	6,931,187
	First Business Financial Services, Inc.	120,278	2,062,768
#	First Choice Bancorp	7,121	100,264
	First Citizens BancShares, Inc., Class A	7,285	3,370,770
	First Commonwealth Financial Corp.	1,716,155	14,793,256
	First Community Bancshares, Inc.	115,456	2,191,355
	First Financial Bancorp	1,384,777	19,802,311
	First Financial Corp.	151,907	5,274,211
	First Financial Northwest, Inc.	273,104	2,706,461
	First Foundation, Inc.	150,832	2,242,872
	First Hawaiian, Inc.	656,699	11,334,625
	First Horizon National Corp.	5,817,099	60,556,001
	First Internet Bancorp	187,939	4,044,447
#	First Interstate BancSystem, Inc., Class A	53,030	1,871,959
	First Merchants Corp.	269,422	7,034,608
	First Mid Bancshares, Inc.	22,886	635,315
	First Midwest Bancorp, Inc.	2,390,923	30,006,084
	First Northwest Bancorp	108,724	1,277,507
	First United Corp.	94,730	1,129,182
	Flagstar Bancorp, Inc.	1,480,966	43,466,352
	Flushing Financial Corp.	610,342	7,806,274
	FNB Corp.	6,298,275	47,614,959
	FS Bancorp, Inc.	8,982	415,956
#	Fulton Financial Corp.	3,792,556	41,680,190
*	Genworth Financial, Inc., Class A	4,508,469	17,718,283
	Global Indemnity Group LLC, Class A	252,075	6,178,358
	Global Indemnity, Ltd.	0	0
	Great Southern Bancorp, Inc.	25,935	1,062,038
	Great Western Bancorp, Inc.	1,217,146	15,810,727
	Guaranty Federal Bancshares, Inc.	32,452	458,222
#*	Hallmark Financial Services, Inc.	380,269	1,030,529
	Hancock Whitney Corp.	1,298,035	29,686,060
	Hanmi Financial Corp.	457,986	4,117,294
	Harleysville Financial Corp.	2,578	55,427
	Hawthorn Bancshares, Inc.	34,705	658,007
	Heartland Financial USA, Inc.	213,586	7,035,523
	Heritage Commerce Corp.	138,205	1,001,986
#	Heritage Financial Corp.	33,138	694,572
	Heritage Insurance Holdings, Inc.	398,168	3,758,706
	Hilltop Holdings, Inc.	1,307,737	29,829,481
*	HMN Financial, Inc.	96,961	1,415,631
	Home Bancorp, Inc.	48,452	1,222,928
	Home BancShares, Inc.	376,987	6,257,984
	HomeStreet, Inc.	552,120	17,154,368
	HomeTrust Bancshares, Inc.	221,289	3,533,985
	Hope Bancorp, Inc.	3,069,878	24,773,915
	Horace Mann Educators Corp.	943,646	31,999,036
	Horizon Bancorp, Inc.	76,618	950,063
#	Independent Bank Group, Inc.	912,613	47,072,579
	International Bancshares Corp.	1,448,332	40,089,830
#	Invesco, Ltd.	1,110,217	14,554,945
	Investors Bancorp, Inc.	4,057,638	34,327,617
	Investors Title Co.	967	129,114
#	Janus Henderson Group P.L.C.	1,190,955	28,940,206
	Kearny Financial Corp.	2,019,937	16,967,471
	Kemper Corp.	591,269	36,457,647
	Lakeland Bancorp, Inc.	630,057	7,012,534
	Landmark Bancorp, Inc.	35,761	838,595

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	LCNB Corp.	108,503	$1,493,001
	Level One Bancorp, Inc.	2,282	35,942
	Luther Burbank Corp.	79,863	753,108
	Mackinac Financial Corp.	146,098	1,450,753
*	Magyar Bancorp, Inc.	33,171	286,266
	Marlin Business Services Corp.	257,103	1,876,852
#*	MBIA, Inc.	852,419	4,867,312
	Mercantile Bank Corp.	360,059	7,870,890
	Meridian Bancorp, Inc.	310,719	3,868,452
	Meta Financial Group, Inc.	48,935	1,435,753
*	Metropolitan Bank Holding Corp.	10,247	306,898
	Middlefield Banc Corp.	20,954	399,802
	Midland States Bancorp, Inc.	287,935	4,290,231
#*»	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	121,782	2,453,907
*	Mr Cooper Group, Inc.	428,710	9,037,207
	MVB Financial Corp.	12,966	206,808
	National Bank Holdings Corp., Class A	173,014	5,216,372
	National General Holdings Corp.	181,131	6,153,020
	National Security Group, Inc. (The)	11,290	125,545
	National Western Life Group, Inc., Class A	86,984	14,755,096
#	Navient Corp.	4,710,125	37,728,101
	Nelnet, Inc., Class A	860,200	52,506,608
	New York Community Bancorp, Inc.	625,984	5,201,927
»	NewStar Financial, Inc.	667,031	67,770
*	Nicholas Financial, Inc.	181,804	1,465,340
*	Northeast Bank	115,975	2,225,560
	Northfield Bancorp, Inc.	946,429	9,615,719
	Northrim BanCorp, Inc.	177,426	5,067,287
	Northwest Bancshares, Inc.	1,765,597	18,838,920
	OceanFirst Financial Corp.	720,493	10,785,780
	OFG Bancorp	1,298,286	18,682,336
	Old National Bancorp	4,659,312	65,137,182
	Old Republic International Corp.	147,513	2,401,512
	Old Second Bancorp, Inc.	10,453	89,373
	OneMain Holdings, Inc.	761,777	26,578,400
	Oppenheimer Holdings, Inc., Class A	147,693	3,701,187
	Origin Bancorp, Inc.	3,265	73,038
	Orrstown Financial Services, Inc.	45,886	641,486
#	Pacific Premier Bancorp, Inc.	2,074,069	52,888,759
	PacWest Bancorp	345,479	6,647,016
	Parke Bancorp, Inc.	8,479	102,002
#	Patriot National Bancorp, Inc.	6,082	39,594
	PCSB Financial Corp.	2,274	30,631
	Peapack-Gladstone Financial Corp.	224,764	3,794,016
	Penns Woods Bancorp, Inc.	19,905	411,237
	Peoples Bancorp of North Carolina, Inc.	40,314	697,029
	Peoples Bancorp, Inc.	497,524	11,244,042
#	Peoples Financial Services Corp.	8,354	299,491
	People’s United Financial, Inc.	869,193	9,274,289
	Pinnacle Financial Partners, Inc.	663,097	30,363,212
	Popular, Inc.	1,328,298	56,054,176
	Premier Financial Bancorp, Inc.	303,633	3,795,413
	Premier Financial Corp.	500,526	9,004,463
	Prosperity Bancshares, Inc.	49,414	2,723,206
#	Protective Insurance Corp., Class A	2,080	30,368
	Protective Insurance Corp., Class B	354,606	4,663,069
#	Provident Financial Holdings, Inc.	167,284	2,117,815
	Provident Financial Services, Inc.	1,895,402	25,720,605

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Prudential Bancorp, Inc.	27,045	$313,452
	QCR Holdings, Inc.	23,171	718,996
	RBB Bancorp	98,749	1,261,025
*	Regional Management Corp.	279,152	5,672,369
#	Renasant Corp.	1,078,559	30,749,717
	Republic Bancorp, Inc., Class A	123,285	4,109,089
	Riverview Bancorp, Inc.	529,817	2,484,842
	S&T Bancorp, Inc.	159,212	3,150,805
	Salisbury Bancorp, Inc.	3,507	118,677
#	Sandy Spring Bancorp, Inc.	867,204	21,983,621
	SB Financial Group, Inc.	38,695	593,581
*	Security National Financial Corp., Class A	20,001	131,807
*	Select Bancorp, Inc.	2,490	18,551
	Shore Bancshares, Inc.	160,430	1,735,853
	Sierra Bancorp	303,106	6,013,623
	Simmons First National Corp., Class A	2,005,054	34,065,867
	SmartFinancial, Inc.	70,046	1,046,487
	South State Corp.	602,080	36,967,712
*	Southern First Bancshares, Inc.	1,648	44,232
	Southern Missouri Bancorp, Inc.	7,467	190,259
	Southern National Bancorp of Virginia, Inc.	205,082	1,981,092
	State Auto Financial Corp.	297,835	3,675,284
	Sterling Bancorp	3,335,554	44,629,713
	Stewart Information Services Corp.	160,981	6,823,985
	Stifel Financial Corp.	611,888	35,770,972
	Summit Financial Group, Inc.	1,540	27,735
	Summit State Bank	10,697	128,578
	Synovus Financial Corp.	491,920	12,789,920
	TCF Financial Corp.	1,334,363	36,308,017
	Territorial Bancorp, Inc.	125,209	2,655,683
*	Texas Capital Bancshares, Inc.	674,363	30,346,335
*	Third Point Reinsurance, Ltd.	1,437,971	11,187,414
	Timberland Bancorp, Inc.	122,198	2,327,872
	Tiptree, Inc.	835,165	4,067,254
	Towne Bank	124,958	2,271,736
	TriCo Bancshares	98,318	2,844,340
*	TriState Capital Holdings, Inc.	19,563	246,298
*	Triumph Bancorp, Inc.	2,675	112,698
	Trustmark Corp.	625,798	14,637,415
	UMB Financial Corp.	49	2,983
	Umpqua Holdings Corp.	3,872,543	48,639,140
*	Unico American Corp.	139,783	710,098
#	United Bancshares, Inc.	9,093	184,588
#	United Bankshares, Inc.	1,848,407	48,483,716
	United Community Banks, Inc.	182,352	3,818,451
	United Fire Group, Inc.	593,295	12,186,279
	United Insurance Holdings Corp.	2,993	13,139
	Unity Bancorp, Inc.	9,072	127,189
	Univest Financial Corp.	555,859	8,815,924
	Unum Group	952,187	16,815,622
	Valley National Bancorp	8,273,467	63,209,288
	Veritex Holdings, Inc.	98,172	1,936,934
	Washington Federal, Inc.	2,235,956	47,603,503
	Waterstone Financial, Inc.	397,670	6,712,670
	Webster Financial Corp.	292,472	9,420,523
	WesBanco, Inc.	1,417,136	34,422,233
	Western New England Bancorp, Inc.	638,069	3,675,277
	White Mountains Insurance Group, Ltd.	27,486	24,966,358
	Wintrust Financial Corp.	713,002	35,101,088

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	WSFS Financial Corp.	526,300	$16,678,447
#	WVS Financial Corp.	1,740	23,995
	Zions Bancorp NA	230,917	7,451,692

TOTAL FINANCIALS			2,878,993,801

HEALTH CARE — (3.8%)
#*	Acadia Healthcare Co., Inc.	2,211,861	78,852,845
*	Allscripts Healthcare Solutions, Inc.	2,612,321	26,332,196
*	American Shared Hospital Services	63,926	115,706
*	AngioDynamics, Inc.	950,968	9,833,009
*	Anika Therapeutics, Inc.	51,917	1,693,533
*	Assertio Holdings, Inc.	439,577	272,538
#*	Avanos Medical, Inc.	63,310	2,238,008
*	Brookdale Senior Living, Inc.	2,399,589	7,054,792
#*	Community Health Systems, Inc.	4,546	28,367
	Computer Programs and Systems, Inc.	2,194	61,191
#*	Covetrus, Inc.	821,015	20,270,860
*	Cross Country Healthcare, Inc.	15,811	124,116
#»	Curative Health Services, Inc.	347,123	0
*	Digirad Corp.	26,934	67,874
	Envista Holdings Corp.	902,680	23,848,806
*	FONAR Corp.	100,956	1,982,776
#*	Harvard Bioscience, Inc.	35,306	119,334
*	HealthStream, Inc.	5,900	107,970
*	Integer Holdings Corp.	490,776	28,685,857
#	Invacare Corp.	7,000	56,770
#*	Jounce Therapeutics, Inc.	37,049	308,248
	Kewaunee Scientific Corp.	69,197	570,875
#*	Lannett Co., Inc.	73,057	469,757
#*	LENSAR, Inc.	106,880	1,043,149
*	LHC Group, Inc.	64,359	13,936,941
*	Magellan Health, Inc.	677,892	48,991,255
*»	MedCath Corp.	622,045	0
#*	MEDNAX, Inc.	1,177,519	15,013,367
*	Meridian Bioscience, Inc.	79,745	1,367,627
	National HealthCare Corp.	169,987	10,760,177
*	NextGen Healthcare, Inc.	48,700	662,320
#»	Orthodontic Centers of Americas, Inc.	492,841	0
*	Orthofix Medical, Inc.	3,200	100,032
	Owens & Minor, Inc.	481,013	12,083,047
#	Patterson Cos., Inc.	1,074,809	26,735,874
*	PDL BioPharma, Inc.	1,241,569	2,669,373
*	Prestige Consumer Healthcare, Inc.	977,792	32,296,470
*	Select Medical Holdings Corp.	249,278	5,229,852
*	Supernus Pharmaceuticals, Inc.	25,734	472,476
*	Surgalign Holdings, Inc.	1,029,104	1,790,641
*	Taro Pharmaceutical Industries, Ltd.	98,126	5,753,127
#*	Triple-S Management Corp., Class B	695,262	12,876,252
#»	U.S. Diagnostic, Inc.	20,800	0
*	United Therapeutics Corp.	97,975	13,151,184
*	Vanda Pharmaceuticals, Inc.	17,700	189,213

TOTAL HEALTH CARE			408,217,805

INDUSTRIALS — (20.5%)
	AAR Corp.	875,825	17,043,555
	ABM Industries, Inc.	1,295,409	44,976,600
	ACCO Brands Corp.	2,738,880	14,433,898
#	Acme United Corp.	7,735	218,127

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Acuity Brands, Inc.	140,824	$12,553,051
	ADT, Inc.	476,984	3,143,325
*	Aegion Corp.	878,777	12,399,543
	AGCO Corp.	598,770	46,123,253
	Air Lease Corp.	1,983,887	54,041,082
	Alamo Group, Inc.	16,569	1,993,748
	Alaska Air Group, Inc.	189,368	7,175,154
	Alpha Pro Tech, Ltd.	0	0
	Altra Industrial Motion Corp.	103,227	4,413,987
#*	Ameresco, Inc., Class A	365,336	14,025,249
*	American Woodmark Corp.	15,004	1,239,480
	Apogee Enterprises, Inc.	135,961	3,248,108
	ARC Document Solutions, Inc.	187,802	219,728
	ArcBest Corp.	767,996	23,439,238
	Arcosa, Inc.	162,049	7,481,802
*	Armstrong Flooring, Inc.	180,767	535,070
*	ASGN, Inc.	127,185	8,480,696
	Astec Industries, Inc.	299,617	15,220,544
*	Astronics Corp.	2,200	14,080
*	Atlas Air Worldwide Holdings, Inc.	706,291	41,784,176
#*	Avalon Holdings Corp., Class A	12,840	21,828
	AZZ, Inc.	137,393	4,615,031
	Barnes Group, Inc.	1,007,643	36,980,498
*	Beacon Roofing Supply, Inc.	1,554,735	47,730,364
	BG Staffing, Inc.	11,042	88,005
*	BMC Stock Holdings, Inc.	986,081	39,038,947
*	BrightView Holdings, Inc.	134,061	1,639,566
#*	Broadwind, Inc.	58,564	217,858
	CAI International, Inc.	398,072	10,489,197
*	CBIZ, Inc.	1,227,733	27,832,707
*	CECO Environmental Corp.	436,276	3,088,834
*	Chart Industries, Inc.	185,263	15,645,460
	Chicago Rivet & Machine Co.	28,801	594,021
*	CIRCOR International, Inc.	148,304	4,137,682
#*	Colfax Corp.	2,178,567	59,235,237
	Columbus McKinnon Corp.	405,741	13,750,562
	CompX International, Inc.	66,466	840,130
	Copa Holdings SA, Class A	57,459	2,831,580
#	Costamare, Inc.	1,637,878	9,319,526
*	Covenant Logistics Group, Inc.	347,266	4,781,853
#*	CPI Aerostructures, Inc.	114,671	261,450
	CRA International, Inc.	197,882	8,103,268
	Cubic Corp.	18,743	1,107,899
*	Ducommun, Inc.	297,735	9,795,482
*	DXP Enterprises, Inc.	30,597	478,537
*	Dycom Industries, Inc.	403,064	26,174,976
#*	Eagle Bulk Shipping, Inc.	31,985	440,114
	Eastern Co. (The)	102,260	2,093,262
*	Echo Global Logistics, Inc.	412,452	11,123,830
	EMCOR Group, Inc.	140,973	9,612,949
	Encore Wire Corp.	512,757	23,694,501
	Ennis, Inc.	691,540	10,539,070
	EnPro Industries, Inc.	424,572	25,058,239
	ESCO Technologies, Inc.	291,374	24,385,090
	Fluor Corp.	30,003	340,534
*	FTI Consulting, Inc.	415,988	40,958,178
*	Gates Industrial Corp. P.L.C.	413,854	4,593,779
#	GATX Corp.	906,774	61,914,529
*	Gencor Industries, Inc.	128,422	1,484,558

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	220,823	$12,686,281
*	GMS, Inc.	724,060	16,363,756
	Golden Ocean Group, Ltd.	0	0
*	Goldfield Corp. (The)	416,446	1,928,145
*	GP Strategies Corp.	234,933	2,267,103
#	Granite Construction, Inc.	322,606	6,229,522
*	Great Lakes Dredge & Dock Corp.	1,118,460	11,553,692
#	Greenbrier Cos., Inc. (The)	723,484	19,519,598
	Griffon Corp.	1,003,108	21,506,636
#*	Harsco Corp.	295,737	3,815,007
#	Hawaiian Holdings, Inc.	959,764	13,292,731
	Heidrick & Struggles International, Inc.	296,182	6,767,759
*	Herc Holdings, Inc.	70,040	3,106,974
*	Heritage-Crystal Clean, Inc.	195,914	3,228,663
	Hexcel Corp.	42,100	1,409,508
	Hillenbrand, Inc.	19,021	556,364
*	Houston Wire & Cable Co.	184,791	508,175
*	Hub Group, Inc., Class A	741,524	37,172,598
	Hurco Cos., Inc.	174,348	5,202,544
	Hyster-Yale Materials Handling, Inc.	152,535	6,467,484
	ICF International, Inc.	426,031	27,858,167
*	IES Holdings, Inc.	46,846	1,495,324
	Insteel Industries, Inc.	81,814	1,780,273
	Interface, Inc.	126,909	777,952
*	JELD-WEN Holding, Inc.	70,113	1,474,476
*	JetBlue Airways Corp.	1,891,246	22,638,215
	Kadant, Inc.	19,282	2,219,744
	KAR Auction Services, Inc.	840,364	12,235,700
	Kelly Services, Inc., Class A	1,095,942	19,047,472
	Kennametal, Inc.	327,966	10,166,946
	Kimball International, Inc., Class B	4,385	45,166
*	Kirby Corp.	406,219	15,635,369
	Knoll, Inc.	28,437	325,888
	Korn Ferry	951,470	28,724,879
*	Lawson Products, Inc.	63,562	2,619,390
*	LB Foster Co., Class A	70,061	950,027
*	Limbach Holdings, Inc.	101,522	906,591
*	LS Starrett Co. (The), Class A	4,822	12,682
	LSI Industries, Inc.	96,909	662,858
*	Lydall, Inc.	275,125	5,444,724
	Macquarie Infrastructure Corp.	1,918,757	49,503,931
*	Manitowoc Co., Inc. (The)	674,068	5,075,732
	ManpowerGroup, Inc.	495,392	33,622,255
	Marten Transport, Ltd.	2,098,852	32,206,884
#*	MasTec, Inc.	354,865	17,615,499
#*	Mastech Digital, Inc.	10,531	165,126
	Matson, Inc.	288,755	15,000,822
	Matthews International Corp., Class A	255,450	5,576,474
	Maxar Technologies, Inc.	156,283	4,027,413
	McGrath RentCorp	319,411	18,231,980
#*	Mesa Air Group, Inc.	100,844	318,667
	Miller Industries, Inc.	310,790	9,305,053
*	Mistras Group, Inc.	22,560	83,923
	Moog, Inc., Class A	106,664	6,654,767
*	MRC Global, Inc.	490,705	2,090,403
*	MYR Group, Inc.	365,187	15,611,744
	National Presto Industries, Inc.	10,545	876,184
	NL Industries, Inc.	826,730	3,422,662
#	NN, Inc.	456,558	2,447,151

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Northwest Pipe Co.	146,892	$3,936,706
*	NOW, Inc.	1,441,591	5,867,275
*	NV5 Global, Inc.	12,817	718,777
	nVent Electric P.L.C.	1,003,529	18,113,698
*	Orion Group Holdings, Inc.	371,332	1,210,542
	Oshkosh Corp.	112,217	7,558,937
	Owens Corning	74,399	4,870,903
*	PAM Transportation Services, Inc.	100,197	3,967,801
	Park-Ohio Holdings Corp.	238,295	4,703,943
	Patriot Transportation Holding, Inc.	2,456	22,644
*	Perma-Pipe International Holdings, Inc.	181,198	985,717
*	PGT Innovations, Inc.	55,289	916,692
*	PICO Holdings, Inc.	137,268	1,135,206
	Powell Industries, Inc.	135,181	3,194,327
	Preformed Line Products Co.	78,618	4,326,349
	Primoris Services Corp.	114,235	2,155,614
#	Quad/Graphics, Inc.	780,394	1,771,494
	Quanex Building Products Corp.	801,477	14,586,881
	Quanta Services, Inc.	183,729	11,470,201
*	Radiant Logistics, Inc.	56,086	288,282
*	RCM Technologies, Inc.	146,901	186,564
	Regal Beloit Corp.	943,289	93,055,460
*	Resideo Technologies, Inc.	1,050,974	10,593,818
	Resources Connection, Inc.	528,584	5,676,992
	REV Group, Inc.	640,855	5,030,712
	Rush Enterprises, Inc., Class A	978,366	35,064,637
	Rush Enterprises, Inc., Class B	441,600	13,888,320
	Schneider National, Inc., Class B	491,122	10,834,151
#	Scorpio Bulkers, Inc.	40,903	449,115
*	Servotronics, Inc.	15,025	125,384
	Shyft Group, Inc. (The)	63,467	1,225,548
*	SIFCO Industries, Inc.	35,985	127,747
	SkyWest, Inc.	1,249,024	36,259,167
*	SP Plus Corp.	42,421	781,819
#*	Spirit Airlines, Inc.	1,522,631	26,752,627
*	SPX FLOW, Inc.	388,285	16,443,870
	Standex International Corp.	62,975	3,910,118
	Steelcase, Inc., Class A	422,312	4,408,937
*	Sterling Construction Co., Inc.	8,189	120,378
#*	Team, Inc.	87,477	468,877
#	Terex Corp.	660,118	16,298,313
*	Textainer Group Holdings, Ltd.	730,826	10,567,744
*	Thermon Group Holdings, Inc.	5,904	59,571
	Timken Co. (The)	511,441	30,533,028
	Titan International, Inc.	49,386	135,812
*	Titan Machinery, Inc.	606,940	9,098,031
*	TriMas Corp.	566,895	13,792,555
#	Trinity Industries, Inc.	1,901,903	35,831,853
	Triton International, Ltd.	1,845,292	68,054,369
*	TrueBlue, Inc.	649,563	10,081,218
#*	Tutor Perini Corp.	458,162	6,189,769
*	Twin Disc, Inc.	17,905	90,599
#*	U.S. Xpress Enterprises, Inc., Class A	100,713	726,141
	UFP Industries, Inc.	758,084	37,835,972
*	Ultralife Corp.	280,787	1,448,861
	UniFirst Corp.	77,666	12,722,467
*	Univar Solutions, Inc.	1,534,613	25,459,230
*	USA Truck, Inc.	148,128	1,269,457
*	Vectrus, Inc.	57,954	2,290,342

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Veritiv Corp.	287,273	$4,136,731
	Viad Corp.	288,111	5,762,220
*	Virco Manufacturing Corp.	47,331	92,769
#	VSE Corp.	160,611	4,651,295
#	Wabash National Corp.	881,711	12,573,199
	Werner Enterprises, Inc.	979,156	37,227,511
*	WESCO International, Inc.	895,920	36,947,741
*	Willis Lease Finance Corp.	241,631	5,124,994
*	WillScot Mobile Mini Holdings Corp.	2,492,074	46,302,735

TOTAL INDUSTRIALS			2,222,194,435

INFORMATION TECHNOLOGY — (7.6%)
	ADTRAN, Inc.	178,837	1,911,767
*	Alithya Group, Inc., Class A	306,754	736,210
*	Alpha & Omega Semiconductor, Ltd.	574,651	9,113,965
*	Amkor Technology, Inc.	5,973,850	70,790,122
*	Amtech Systems, Inc.	478,012	2,543,024
	AstroNova, Inc.	171,839	1,357,528
*	Aviat Networks, Inc.	4,255	78,760
	Avnet, Inc.	665,832	16,426,075
*	Aware, Inc.	643,548	1,698,967
*	Axcelis Technologies, Inc.	19,813	437,273
#*	AXT, Inc.	813,533	4,840,521
	Bel Fuse, Inc., Class A	13,612	165,794
	Bel Fuse, Inc., Class B	198,870	2,328,768
	Benchmark Electronics, Inc.	959,011	19,976,199
*	BK Technologies Corp.	8,273	24,571
*	BSQUARE Corp.	40,755	46,461
*	CACI International, Inc., Class A	263,967	55,045,038
	Cohu, Inc.	468,493	10,180,353
*	Computer Task Group, Inc.	2,430	13,511
	Comtech Telecommunications Corp.	645,613	9,296,827
*	Conduent, Inc.	177,338	618,023
	CSP, Inc.	127,456	903,663
	CTS Corp.	140,283	3,877,422
	Daktronics, Inc.	260,041	1,014,160
*	Digi International, Inc.	787,963	11,606,695
*	Diodes, Inc.	524,473	30,330,274
	DXC Technology Co.	204,214	3,761,622
#	Ebix, Inc.	15,802	285,384
*	EchoStar Corp., Class A	435,874	10,094,842
*	ePlus, Inc.	36,471	2,462,157
*	Fabrinet	1,538	92,311
*	Flex, Ltd.	266,678	3,773,494
*	Frequency Electronics, Inc.	203,441	1,859,451
*	Insight Enterprises, Inc.	798,911	42,621,902
*	Intevac, Inc.	455,451	2,404,781
*	Key Tronic Corp.	367,188	2,805,316
*	Kimball Electronics, Inc.	786,108	9,527,629
*	Knowles Corp.	1,955,000	27,858,750
	Kulicke & Soffa Industries, Inc.	1,159,494	30,309,173
*	KVH Industries, Inc.	125,856	1,093,689
	ManTech International Corp., Class A	553,291	35,897,520
	Methode Electronics, Inc.	109,076	3,356,268
	MTS Systems Corp.	149,841	3,638,139
#*	NeoPhotonics Corp.	42,791	291,407
*	NETGEAR, Inc.	171,816	5,295,369
*	Netscout Systems, Inc.	1,615,605	33,152,215
*	NetSol Technologies, Inc.	25,107	60,508

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	One Stop Systems, Inc.	5,412	$12,123
*	Onto Innovation, Inc.	276,473	8,866,489
*	Optical Cable Corp.	147,559	393,983
#	PC Connection, Inc.	719,585	32,777,097
	PC-Tel, Inc.	9,448	48,185
#*	PDF Solutions, Inc.	155,913	2,921,810
*	Perceptron, Inc.	126,496	872,822
*	Photronics, Inc.	1,181,303	11,517,704
*	Plexus Corp.	441,117	30,675,276
*	Rambus, Inc.	94,000	1,296,260
#*	RealNetworks, Inc.	9,894	13,852
*	Ribbon Communications, Inc.	321,804	1,386,975
	Richardson Electronics, Ltd.	295,340	1,246,335
*	Sanmina Corp.	1,759,884	43,011,565
*	ScanSource, Inc.	670,636	13,479,784
#*	SecureWorks Corp., Class A	2,901	30,170
*	Sigmatron International, Inc.	50	160
#»	Silicon Graphics, Inc.	289,563	0
#*	Stratasys, Ltd.	544,341	6,956,678
*	Super Micro Computer, Inc.	154,431	3,508,672
#»	Superior TeleCom, Inc.	29,232	0
*	Sykes Enterprises, Inc.	998,274	34,180,902
	SYNNEX Corp.	317,253	41,763,185
	TESSCO Technologies, Inc.	93,593	570,917
*	Trio-Tech International.	46,744	172,953
#*	TTM Technologies, Inc.	2,432,134	28,869,431
*	Ultra Clean Holdings, Inc.	174,377	3,712,486
#*	Veeco Instruments, Inc.	6,747	85,889
#*	ViaSat, Inc.	27,071	917,707
	Vishay Intertechnology, Inc.	3,227,981	52,357,852
*	Vishay Precision Group, Inc.	258,947	6,186,244
	Xerox Holdings Corp.	62,427	1,084,981
	Xperi Holding Corp.	1,048,233	12,998,089

TOTAL INFORMATION TECHNOLOGY			817,920,474

MATERIALS — (7.0%)
*	AdvanSix, Inc.	193,691	2,947,977
#*	AgroFresh Solutions, Inc.	255,081	525,467
*	Alcoa Corp.	2,864,637	37,011,110
*	Allegheny Technologies, Inc.	1,884,440	17,355,692
*	American Biltrite, Inc.	25	5,187
	American Vanguard Corp.	811,911	10,489,890
*	Ampco-Pittsburgh Corp.	112	487
	Ashland Global Holdings, Inc.	126,437	8,821,509
	Avient Corp.	123,000	3,821,610
	Boise Cascade Co.	677,462	26,000,992
	Cabot Corp.	17,131	651,149
	Carpenter Technology Corp.	1,259,662	22,018,892
*	Century Aluminum Co.	603,891	3,973,603
#*	Clearwater Paper Corp.	72,171	2,681,153
#	Commercial Metals Co.	3,104,385	64,105,550
#*	Contura Energy, Inc.	14,632	94,376
*	Core Molding Technologies, Inc.	198,382	1,525,558
	Domtar Corp.	1,221,518	29,169,850
*	Element Solutions, Inc.	6,517,914	76,389,952
*	Ferroglobe P.L.C.	7,696	4,751
#»	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
	Friedman Industries, Inc.	170,362	954,027
	FutureFuel Corp.	681,445	8,102,381

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Glatfelter Corp.	1,172,763	$16,735,328
#	Gold Resource Corp.	191,382	524,387
	Greif, Inc., Class A	583,474	23,683,210
	Greif, Inc., Class B	9,959	430,727
	Hawkins, Inc.	12,618	589,387
	Haynes International, Inc.	281,912	4,569,793
#	HB Fuller Co.	216,268	9,786,127
	Hecla Mining Co.	10,380,528	47,542,818
	Huntsman Corp.	2,047,226	49,727,120
	Innospec, Inc.	54,604	3,611,509
#*	Intrepid Potash, Inc.	56,845	567,313
	Kaiser Aluminum Corp.	134,174	8,443,570
*	Kraton Corp.	891,459	25,228,290
#	Kronos Worldwide, Inc.	253,381	3,375,035
	Materion Corp.	418,702	21,433,355
	Mercer International, Inc.	1,524,498	9,589,092
	Minerals Technologies, Inc.	475,437	26,001,650
	Neenah, Inc.	2,200	82,786
#	Nexa Resources SA	408,079	2,468,878
#	Olin Corp.	3,309,972	54,780,037
	Olympic Steel, Inc.	229,305	2,616,370
*	PQ Group Holdings, Inc.	549,177	6,348,486
#*	Rayonier Advanced Materials, Inc.	406,417	1,394,010
*	Resolute Forest Products, Inc.	1,038,689	4,767,582
*	Ryerson Holding Corp.	33,397	262,834
	Schnitzer Steel Industries, Inc., Class A	625,930	13,144,530
	Schweitzer-Mauduit International, Inc.	205,168	6,811,578
#*	Summit Materials, Inc., Class A	1,488,687	26,334,873
	SunCoke Energy, Inc.	960,393	3,351,772
#*	Synalloy Corp.	73,412	381,008
#	Tecnoglass, Inc.	17,765	80,120
*	TimkenSteel Corp.	264,380	1,023,151
*	Trecora Resources	197,847	1,171,254
	Tredegar Corp.	893,396	13,025,714
	Trinseo SA	126,777	4,034,044
*	Tronox Holdings P.L.C., Class A	1,067,262	10,427,150
*	UFP Technologies, Inc.	55,647	2,062,278
	United States Lime & Minerals, Inc.	4,481	415,389
#	United States Steel Corp.	2,031,277	19,622,136
*	Universal Stainless & Alloy Products, Inc.	191,664	1,040,736
#*	US Concrete, Inc.	123,737	4,202,108
#*	Venator Materials P.L.C.	6,123	11,879
#	Verso Corp., Class A	744,913	5,795,423
#	Warrior Met Coal, Inc.	406,356	6,095,340
*	Webco Industries, Inc.	7,898	682,387

TOTAL MATERIALS			760,923,727

REAL ESTATE — (0.3%)
	Altisource Asset Management Corp.	0	0
#*	Altisource Portfolio Solutions SA	9,545	106,236
#*	BBX Capital, Inc.	160,052	552,179
#	CTO Realty Growth, Inc.	49,868	2,200,675
*	Forestar Group, Inc.	3,420	56,909
*	FRP Holdings, Inc.	26,259	1,062,439
	Griffin Industrial Realty, Inc.	22,359	1,186,145
*	Howard Hughes Corp. (The)	8,568	532,844
#	Jones Lang LaSalle, Inc.	21,161	2,388,230
	Kennedy-Wilson Holdings, Inc.	38,362	505,611
	Newmark Group, Inc., Class A	87,584	414,710

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
RE/MAX Holdings, Inc., Class A	75,317	$2,435,752
#* Realogy Holdings Corp.	2,059,325	22,982,067
* Stratus Properties, Inc.	112,399	2,401,967
* Tejon Ranch Co.	14,012	192,105

TOTAL REAL ESTATE		37,017,869

UTILITIES — (0.6%)
Brookfield Renewable Corp., Class A	772,960	51,610,539
MDU Resources Group, Inc.	429,275	10,199,574
New Jersey Resources Corp.	103,212	3,011,726

TOTAL UTILITIES		64,821,839

TOTAL COMMON STOCKS		10,346,030,472

PREFERRED STOCKS — (0.2%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	13,584	383,748

CONSUMER DISCRETIONARY — (0.1%)
Qurate Retail, Inc.	120,982	11,834,459

INDUSTRIALS — (0.1%)
WESCO International, Inc.	391,495	11,345,525

TOTAL PREFERRED STOCKS		23,563,732

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024.	181	0

TOTAL INVESTMENT SECURITIES (Cost $9,549,247,775)		10,369,594,204

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.026%	102,809,135	102,809,135

SECURITIES LENDING COLLATERAL — (3.3%)
@§ The DFA Short Term Investment Fund	31,209,195	361,121,597

TOTAL INVESTMENTS — (100.0%) (Cost $10,013,093,231)		$10,833,524,936

As of October 31, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	590	12/18/20	$99,631,941	$96,308,650	$(3,323,291)

Total Futures Contracts			$99,631,941	$96,308,650	$(3,323,291)

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$283,940,611	—	—	$283,940,611
Consumer Discretionary	1,727,654,937	$52,923	—	1,727,707,860
Consumer Staples	542,120,242	—	—	542,120,242
Energy	602,171,809	—	—	602,171,809
Financials	2,878,926,031	67,770	—	2,878,993,801
Health Care	408,217,805	—	—	408,217,805
Industrials	2,222,194,435	—	—	2,222,194,435
Information Technology	817,920,474	—	—	817,920,474
Materials	760,923,727	—	—	760,923,727
Real Estate	37,017,869	—	—	37,017,869
Utilities	64,821,839	—	—	64,821,839
Preferred Stocks
Communication Services	383,748	—	—	383,748
Consumer Discretionary	11,834,459	—	—	11,834,459
Industrials	11,345,525	—	—	11,345,525
Temporary Cash Investments	102,809,135	—	—	102,809,135
Securities Lending Collateral	—	361,121,597	—	361,121,597
Futures Contracts**	(3,323,291)	—	—	(3,323,291)

TOTAL	$10,468,959,355	$361,242,290	—	$10,830,201,645

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (8.6%)
	A.H. Belo Corp., Class A	31,264	$42,519
	Activision Blizzard, Inc.	346,005	26,202,959
#*»	Akazoo SA	1,631	1,423
	Alaska Communications Systems Group, Inc.	152,766	291,783
*	Alphabet, Inc., Class A	127,914	206,723,095
*	Alphabet, Inc., Class C	127,904	207,333,663
*	Altice USA, Inc., Class A	273,714	7,376,592
#*	AMC Networks, Inc., Class A	90,944	1,932,560
*	ANGI Homeservices, Inc., Class A	76,322	809,013
#	Anterix, Inc.	28,114	897,399
	AT&T, Inc.	5,184,047	140,072,950
	ATN International, Inc.	36,219	1,618,989
*	Ballantyne Strong, Inc.	13,352	20,963
#*	Bandwidth, Inc., Class A	3,164	507,363
*	Boingo Wireless, Inc.	91,951	858,822
#*	Boston Omaha Corp., Class A	1,118	17,866
	Cable One, Inc.	10,002	17,322,064
#*	Cardlytics, Inc.	16,813	1,241,136
*	Cargurus, Inc.	50,735	1,011,149
*	Cars.com, Inc.	166,237	1,228,491
#	CenturyLink, Inc.	2,029,664	17,495,704
*	Charter Communications, Inc., Class A	107,733	65,051,340
*	Cincinnati Bell, Inc.	139,051	2,092,718
#	Cinemark Holdings, Inc.	214,252	1,754,724
	Cogent Communications Holdings, Inc.	72,658	4,054,316
	Comcast Corp., Class A	3,435,836	145,129,713
*	comScore, Inc.	120,229	239,857
#*	Consolidated Communications Holdings, Inc.	169,647	792,251
#*	Cumulus Media, Inc., Class A	19,789	100,132
*	DHI Group, Inc.	775,296	1,310,250
#*	Discovery, Inc., Class A	227,223	4,598,993
*	Discovery, Inc., Class B	1,400	44,128
*	Discovery, Inc., Class C	464,509	8,509,805
*	DISH Network Corp., Class A	263,194	6,708,815
*	Electronic Arts, Inc.	155,923	18,684,253
#	Emerald Holding, Inc.	55,592	145,651
#	Entercom Communications Corp., Class A	111,349	167,023
	Entravision Communications Corp., Class A	146,505	268,104
#*	Eros International P.L.C.	5,000	9,600
	EW Scripps Co. (The), Class A	154,031	1,398,601
*	Facebook, Inc., Class A	1,482,909	390,168,187
	Fox Corp., Class A	369,244	9,792,351
*	Fox Corp., Class B	237,277	6,202,421
#*	Gaia, Inc.	18,401	186,586
#	Gannett Co., Inc.	232,987	267,935
*	GCI Liberty, Inc., Class A	165,070	13,408,636
*	Glu Mobile, Inc.	160,217	1,147,154
*	Gray Television, Inc.	239,867	3,041,514
*	Gray Television, Inc., Class A	600	7,260
*	Hemisphere Media Group, Inc.	38,900	304,198
*	IAC/InterActiveCorp	49,083	5,925,300
*	IDT Corp., Class B	197,903	1,886,016
#*	IMAX Corp	118,163	1,362,419
	Intelsat SA	0	0
	Interpublic Group of Cos., Inc. (The)	701,952	12,698,312

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Iridium Communications, Inc.	219,253	$5,790,472
	John Wiley & Sons, Inc., Class A	91,198	2,823,490
	John Wiley & Sons, Inc., Class B	4,638	144,242
*	Lee Enterprises, Inc.	1,458	1,139
*	Liberty Broadband Corp., Class A	24,087	3,385,428
*	Liberty Broadband Corp., Class C	123,739	17,535,054
*	Liberty Latin America, Ltd., Class A	7,870	77,126
*	Liberty Latin America, Ltd., Class C	138,835	1,349,476
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	305,615
*	Liberty Media Corp.-Liberty Braves, Class B	239	7,618
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,018,567
#*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,216,882
*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	9,808,609
*	Liberty Media Corp.-Liberty SiriusXM, Class A	91,125	3,150,191
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	86,973
*	Liberty Media Corp.-Liberty SiriusXM, Class C	197,983	6,850,212
*	Liberty TripAdvisor Holdings, Inc., Class A	130,807	232,836
#*	Lions Gate Entertainment Corp., Class A	140,712	942,770
*	Lions Gate Entertainment Corp., Class B	229,850	1,441,159
#*	Live Nation Entertainment, Inc.	136,387	6,655,686
#	Loral Space & Communications, Inc.	10,704	186,357
*	Madison Square Garden Entertainment Corp.	33,345	2,167,425
*	Marchex, Inc., Class B	5,288	9,042
#	Marcus Corp. (The)	43,521	319,009
*	Match Group, Inc.	178,919	20,894,161
#*	Mediaco Holding, Inc., Class A	1,734	4,612
	Meredith Corp.	74,936	824,296
#*	MSG Networks, Inc., Class A	67,077	599,668
	National CineMedia, Inc.	103,524	205,495
*	Netflix, Inc.	142,273	67,684,957
#	New York Times Co. (The), Class A	249,157	9,881,567
	News Corp., Class A	571,435	7,502,942
	News Corp., Class B	271,597	3,536,193
	Nexstar Media Group, Inc., Class A	111,393	9,178,783
#	Omnicom Group, Inc.	274,973	12,978,726
*	ORBCOMM, Inc.	148,415	638,184
*	Pinterest, Inc., Class A	144,900	8,541,855
*	QuinStreet, Inc.	75,323	1,205,545
#*	Reading International, Inc., Class A	38,888	90,998
*	Roku, Inc.	30,921	6,258,410
	Saga Communications, Inc., Class A	1,544	26,279
	Scholastic Corp.	52,735	1,042,044
#*	Sciplay Corp., Class A	14,246	190,184
	Shenandoah Telecommunications Co.	131,094	5,718,320
#	Sirius XM Holdings, Inc.	1,183,277	6,780,177
#*	Snap, Inc., Class A	467,849	18,428,572
	Spok Holdings, Inc.	52,509	476,782
*	Spotify Technology SA	38,940	9,341,317
*	Take-Two Interactive Software, Inc.	91,647	14,197,953
*	TechTarget, Inc.	45,791	2,005,646
	TEGNA, Inc.	472,548	5,684,752
	Telephone and Data Systems, Inc.	234,635	3,988,795
*	T-Mobile US, Inc.	580,010	63,551,696
	Townsquare Media, Inc., Class A	28,652	129,507
*	Travelzoo	60,247	447,033
	Tribune Publishing Co.	78,809	903,151
	TripAdvisor, Inc.	165,976	3,171,801
*	TrueCar, Inc.	203,361	886,654
*	Twitter, Inc.	453,772	18,768,010

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	United States Cellular Corp.	67,294	$1,959,601
*	Urban One, Inc.	144,888	137,571
	Verizon Communications, Inc.	4,556,038	259,648,606
	ViacomCBS, Inc., Class A	15,306	457,037
#	ViacomCBS, Inc., Class B	474,309	13,551,008
*	Vonage Holdings Corp.	338,242	3,578,600
	Walt Disney Co. (The)	768,997	93,240,886
#	World Wrestling Entertainment, Inc., Class A	60,142	2,186,763
*	Yelp, Inc.	114,687	2,255,893
*	Zedge, Inc., Class B	7,377	25,156
#*	Zillow Group, Inc., Class A	61,088	5,456,991
#*	Zillow Group, Inc., Class C	111,644	9,893,891
*	Zynga, Inc., Class A	1,400,125	12,587,124

TOTAL COMMUNICATION SERVICES			2,116,714,636

CONSUMER DISCRETIONARY — (12.9%)
#*	1-800-Flowers.com, Inc., Class A	70,266	1,393,375
	Aaron’s Holdings Co., Inc.	127,784	6,677,992
	Abercrombie & Fitch Co., Class A	117,695	1,673,623
	Acushnet Holdings Corp.	125,637	4,287,991
*	Adient P.L.C.	176,612	3,747,707
*	Adtalem Global Education, Inc.	101,505	2,379,277
	Advance Auto Parts, Inc.	70,316	10,356,140
*	Amazon.com, Inc.	253,734	770,374,484
	AMCON Distributing Co.	377	25,333
*	American Axle & Manufacturing Holdings, Inc.	222,007	1,491,887
#	American Eagle Outfitters, Inc.	347,198	4,760,085
*	American Outdoor Brands, Inc.	41,033	620,829
*	American Public Education, Inc.	44,353	1,253,859
*	America’s Car-Mart, Inc.	17,745	1,535,297
	Aptiv P.L.C.	318,318	30,714,504
	Aramark	352,644	9,782,345
#	Ark Restaurants Corp.	3,088	30,880
*	Asbury Automotive Group, Inc.	41,573	4,281,188
	Ascena Retail Group, Inc.	0	0
#*	Aspen Group, Inc.	17,519	164,328
#*	At Home Group, Inc.	134,916	2,197,782
	Autoliv, Inc.	158,853	12,041,057
*	AutoNation, Inc.	190,026	10,780,175
*	AutoZone, Inc.	17,318	19,551,676
#*	Barnes & Noble Education, Inc.	86,236	198,343
	Bassett Furniture Industries, Inc.	16,606	245,105
#*	BBQ Holdings, Inc.	5,587	23,465
*	Beazer Homes USA, Inc.	68,898	839,178
#	Bed Bath & Beyond, Inc.	241,428	4,780,274
	Best Buy Co., Inc.	409,753	45,707,947
#	Big 5 Sporting Goods Corp.	233,681	1,715,219
#	Big Lots, Inc.	89,654	4,267,530
*	Biglari Holdings, Inc., Class A	309	135,048
*	Biglari Holdings, Inc., Class B	3,890	325,865
#	BJ’s Restaurants, Inc.	48,328	1,363,333
#	Bloomin’ Brands, Inc.	88,112	1,231,806
	Bluegreen Vacations Holding Corp.	9,703	79,079
*	Booking Holdings, Inc.	33,517	54,381,332
#*	Boot Barn Holdings, Inc.	62,822	2,011,560
	BorgWarner, Inc.	526,393	18,413,227
	Bowl America, Inc., Class A	1,576	14,696
	Boyd Gaming Corp.	37,566	1,191,594
*	Bright Horizons Family Solutions, Inc.	89,595	14,160,490

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Brinker International, Inc.	57,654	$2,510,255
	Brunswick Corp.	161,449	10,285,916
#	Buckle, Inc. (The)	41,630	997,455
*	Build-A-Bear Workshop, Inc.	28,648	118,316
#*	Burlington Stores, Inc.	64,194	12,426,675
*	Caesars Entertainment, Inc.	19,448	871,659
	Caleres, Inc.	72,949	560,248
	Callaway Golf Co.	182,337	2,824,400
#	Camping World Holdings, Inc., Class A	15,770	416,959
*	Capri Holdings, Ltd.	222,503	4,721,514
*	CarMax, Inc.	228,460	19,748,082
#	Carnival Corp.	444,855	6,098,962
	Carriage Services, Inc.	42,820	1,105,184
*	Carrols Restaurant Group, Inc.	99,977	584,865
#	Carter’s, Inc.	81,521	6,639,885
#*	Carvana Co.	20,547	3,808,386
	Cato Corp. (The), Class A	41,230	252,328
*	Cavco Industries, Inc.	15,131	2,604,650
*	Century Communities, Inc.	70,227	2,727,617
#	Cheesecake Factory, Inc. (The)	62,334	1,852,566
#*	Chegg, Inc.	81,095	5,955,617
#	Chico’s FAS, Inc.	217,285	232,495
#	Children’s Place, Inc. (The)	23,576	595,766
*	Chipotle Mexican Grill, Inc.	14,496	17,416,654
#	Choice Hotels International, Inc.	84,168	7,352,075
	Churchill Downs, Inc.	35,650	5,317,197
*	Chuy’s Holdings, Inc.	35,308	741,115
	Citi Trends, Inc.	37,585	981,344
	Clarus Corp.	58,037	900,154
	Collectors Universe, Inc.	11,724	643,999
#	Columbia Sportswear Co.	114,260	8,522,653
#*	Conn’s, Inc.	58,402	547,227
#*	Container Store Group, Inc. (The)	79,174	753,736
	Cooper Tire & Rubber Co.	110,920	3,814,539
#*	Cooper-Standard Holdings, Inc.	31,388	492,478
	Core-Mark Holding Co., Inc.	80,510	2,201,948
	Cracker Barrel Old Country Store, Inc.	43,104	4,906,097
*	Crocs, Inc.	80,663	4,221,095
	Crown Crafts, Inc.	10,832	62,501
	Culp, Inc.	23,254	288,582
	Dana, Inc.	268,545	3,756,945
	Darden Restaurants, Inc.	125,068	11,496,251
#	Dave & Buster’s Entertainment, Inc.	74,329	1,275,486
*	Deckers Outdoor Corp.	52,227	13,232,755
*	Del Taco Restaurants, Inc.	278,930	2,068,266
	Delphi Technologies P.L.C.	0	0
*	Delta Apparel, Inc.	10,000	166,500
#*	Denny’s Corp.	86,518	775,201
#	Designer Brands, Inc., Class A	119,587	517,812
	Dick’s Sporting Goods, Inc.	112,967	6,399,581
#	Dillard’s, Inc., Class A	42,601	1,905,543
#	Dine Brands Global, Inc.	25,150	1,293,967
	Dollar General Corp.	161,366	33,678,698
*	Dollar Tree, Inc.	302,490	27,320,897
	Domino’s Pizza, Inc.	30,492	11,535,733
*	Dorman Products, Inc.	52,443	4,681,587
	DR Horton, Inc.	356,681	23,829,858
#*	Duluth Holdings, Inc., Class B	5,670	86,978
	Dunkin’ Brands Group, Inc.	122,077	12,172,298

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	eBay, Inc.	764,329	$36,404,990
	Educational Development Corp.	5,764	95,855
#*	El Pollo Loco Holdings, Inc.	66,941	945,207
	Escalade, Inc.	25,241	469,735
#	Ethan Allen Interiors, Inc.	46,997	754,302
*	Etsy, Inc.	81,324	9,888,185
	Expedia Group, Inc.	88,097	8,294,333
#*	Express, Inc.	320,524	195,840
	Extended Stay America, Inc.	459,028	5,209,968
#*	Fiesta Restaurant Group, Inc.	56,297	486,406
#*	Five Below, Inc.	84,265	11,235,895
*	Flanigan’s Enterprises, Inc.	1,100	18,431
	Flexsteel Industries, Inc.	14,862	415,393
*	Floor & Decor Holdings, Inc., Class A	130,186	9,503,578
	Foot Locker, Inc.	222,538	8,207,201
	Ford Motor Co.	3,543,642	27,392,353
#*	Fossil Group, Inc.	94,331	538,630
*	Fox Factory Holding Corp.	64,549	5,427,280
*	frontdoor, Inc.	117,754	4,665,413
#*	Full House Resorts, Inc.	1,684	3,957
#*	Funko, Inc., Class A	32,785	207,857
#*	GameStop Corp., Class A	121,821	1,275,466
	Gap, Inc. (The)	541,185	10,526,048
	Garmin, Ltd.	184,653	19,207,605
	General Motors Co.	1,420,012	49,033,014
*	Genesco, Inc.	31,488	557,967
	Gentex Corp.	527,765	14,603,258
*	Gentherm, Inc.	69,801	3,231,088
	Genuine Parts Co.	167,956	15,188,261
#*	G-III Apparel Group, Ltd.	91,035	1,227,152
	Goodyear Tire & Rubber Co. (The)	432,861	3,584,089
*	GoPro, Inc., Class A	39,194	232,812
	Graham Holdings Co., Class B	9,095	3,459,192
*	Grand Canyon Education, Inc.	80,578	6,314,898
*	Green Brick Partners, Inc.	14,320	256,185
#	Group 1 Automotive, Inc.	40,577	4,304,408
*	GrubHub, Inc.	78,042	5,771,986
#	Guess?, Inc.	146,916	1,730,670
#	H&R Block, Inc.	196,310	3,388,311
#	Hamilton Beach Brands Holding Co., Class A	21,074	464,682
#	Hanesbrands, Inc.	700,239	11,252,841
#	Harley-Davidson, Inc.	252,407	8,299,142
	Hasbro, Inc.	119,382	9,875,279
#	Haverty Furniture Cos., Inc.	39,090	978,032
	Haverty Furniture Cos., Inc., Class A	1,608	39,927
#*	Helen of Troy, Ltd.	43,661	8,278,126
#*	Hibbett Sports, Inc.	36,630	1,384,980
*	Hilton Grand Vacations, Inc.	173,951	3,583,391
	Hilton Worldwide Holdings, Inc.	209,151	18,365,549
	Home Depot, Inc. (The)	621,181	165,675,185
#	Hooker Furniture Corp.	28,755	790,763
#*	Horizon Global Corp.	29,949	168,313
*	Houghton Mifflin Harcourt Co.	230,437	601,441
#*	Hudson, Ltd., Class A	80,634	616,044
#	Hyatt Hotels Corp., Class A	57,885	3,191,779
*	Installed Building Products, Inc.	55,478	5,022,978
#	International Game Technology P.L.C.	58,460	479,957
#*	iRobot Corp.	50,749	4,038,605
*	J Alexander’s Holdings, Inc.	25,845	143,698

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Jack in the Box, Inc.	33,995	$2,721,640
	Johnson Outdoors, Inc., Class A	19,173	1,674,378
*	K12, Inc.	90,178	2,152,549
	KB Home	105,351	3,397,570
	Kohl’s Corp.	295,433	6,289,769
#*	Kontoor Brands, Inc.	37,641	1,238,389
*	Koss Corp.	884	1,839
	L Brands, Inc.	125,561	4,019,208
*	Lakeland Industries, Inc.	13,493	291,044
#*	Lands’ End, Inc.	61,326	984,282
	Las Vegas Sands Corp.	337,549	16,222,605
*	Laureate Education, Inc., Class A	64,944	844,272
*»	Lazare Kaplan International Inc.	1,600	225
	La-Z-Boy, Inc.	100,017	3,423,582
#*	Lazydays Holdings, Inc.	2,974	41,279
	LCI Industries	54,831	6,012,767
*	Leaf Group, Ltd.	37,425	213,323
	Lear Corp.	135,542	16,374,829
	Leggett & Platt, Inc.	268,693	11,212,559
	Lennar Corp., Class A	263,561	18,509,889
	Lennar Corp., Class B	21,010	1,195,259
#*	LGI Homes, Inc.	48,714	5,206,552
	Lifetime Brands, Inc.	37,101	372,865
#*	Lincoln Educational Services Corp.	13,808	64,483
*	Liquidity Services, Inc.	81,845	698,138
#	Lithia Motors, Inc., Class A	48,477	11,128,865
*	LKQ Corp.	417,629	13,359,952
	Lowe’s Cos., Inc.	561,375	88,753,387
#*	Luby’s, Inc.	549,960	1,479,392
*	Lululemon Athletica, Inc.	63,716	20,343,882
*	Lumber Liquidators Holdings, Inc.	46,392	1,026,191
*	M/I Homes, Inc.	45,749	1,872,049
#	Macy’s, Inc.	626,698	3,891,795
#*	Magnite, Inc.	172,589	1,558,479
*	Malibu Boats, Inc., Class A	51,858	2,635,942
#	Marine Products Corp.	11,488	182,200
*	MarineMax, Inc.	66,514	1,994,090
	Marriott International, Inc., Class A	182,906	16,988,309
	Marriott Vacations Worldwide Corp.	75,554	7,298,516
*	MasterCraft Boat Holdings, Inc.	51,077	1,053,208
*	Mattel, Inc.	270,239	3,721,191
	McDonald’s Corp.	422,272	89,943,936
	MDC Holdings, Inc.	134,518	5,854,223
»	Media General, Inc.	34,446	3,231
*	Meritage Homes Corp.	85,142	7,415,017
	MGM Resorts International	434,678	8,941,326
#*	Michaels Cos., Inc. (The)	195,243	1,583,421
*	Modine Manufacturing Co.	102,280	654,592
*	Mohawk Industries, Inc.	108,178	11,162,888
*	Monarch Casino & Resort, Inc.	6,425	278,781
	Monro, Inc.	58,577	2,463,749
#*	Motorcar Parts of America, Inc.	54,774	806,821
	Movado Group, Inc.	30,786	335,875
*	Murphy USA, Inc.	72,103	8,817,476
	Nathan’s Famous, Inc.	8,747	443,998
#*	National Vision Holdings, Inc.	131,567	5,306,097
#*	Nautilus, Inc.	69,651	1,510,730
*	New Home Co., Inc. (The)	56,765	288,366
	Newell Brands, Inc.	614,988	10,860,688

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	NIKE, Inc., Class B	747,119	$89,714,050
	Nobility Homes, Inc.	1,105	26,111
#*	Noodles & Co.	11,233	72,565
#	Nordstrom, Inc.	29,969	362,625
#*	Norwegian Cruise Line Holdings, Ltd.	314,847	5,235,906
*	NVR, Inc.	3,894	15,393,332
#	ODP Corp. (The)	107,714	2,100,423
#*	Ollie’s Bargain Outlet Holdings, Inc.	87,334	7,605,918
*	O’Reilly Automotive, Inc.	54,771	23,913,019
#	Oxford Industries, Inc.	36,978	1,522,384
	P&F Industries, Inc., Class A	504	2,298
	Papa John’s International, Inc.	52,642	4,032,377
	Patrick Industries, Inc.	59,807	3,334,240
*	Penn National Gaming, Inc.	165,502	8,933,798
#	Penske Automotive Group, Inc.	173,416	8,871,963
*	Perdoceo Education Corp.	153,914	1,737,689
#	PetMed Express, Inc.	26,614	787,242
*	Planet Fitness, Inc., Class A	120,620	7,149,147
*	PlayAGS, Inc.	13,971	37,722
	Polaris, Inc.	118,376	10,755,643
	Pool Corp.	40,221	14,070,512
*	Potbelly Corp.	44,397	158,053
	PulteGroup, Inc.	520,054	21,197,401
	PVH Corp.	124,480	7,255,939
*	Quotient Technology, Inc.	127,255	1,132,569
	Qurate Retail, Inc., Class A	634,821	4,297,738
	Ralph Lauren Corp.	84,251	5,632,179
#	RCI Hospitality Holdings, Inc.	8,400	179,760
*	Red Lion Hotels Corp.	42,441	73,423
#*	Red Robin Gourmet Burgers, Inc.	24,292	292,476
	Red Rock Resorts, Inc., Class A	118,944	2,274,209
#*	Regis Corp.	71,692	397,174
#	Rent-A-Center, Inc.	133,011	4,110,040
#*	RH	22,319	7,481,998
	Rocky Brands, Inc.	7,436	200,028
	Ross Stores, Inc.	225,041	19,166,742
#	Royal Caribbean Cruises, Ltd.	181,804	10,257,382
#	Ruth’s Hospitality Group, Inc.	75,815	847,612
#*	Sally Beauty Holdings, Inc.	142,075	1,189,168
#*	Scientific Games Corp., Class A	132,363	4,219,732
*	SeaWorld Entertainment, Inc.	103,881	2,287,460
*	Select Interior Concepts, Inc., Class A	24,436	169,097
	Service Corp. International	213,991	9,909,923
#*	Shake Shack, Inc., Class A	38,688	2,612,214
#	Shoe Carnival, Inc.	30,846	955,609
	Shutterstock, Inc.	53,377	3,493,525
#	Signet Jewelers, Ltd.	98,427	2,192,954
#	Six Flags Entertainment Corp.	107,207	2,317,815
*	Skechers U.S.A., Inc., Class A	255,721	8,108,913
*	Skyline Champion Corp.	96,528	2,475,943
*	Sleep Number Corp.	42,953	2,721,502
#	Smith & Wesson Brands, Inc.	164,134	2,722,983
#	Sonic Automotive, Inc., Class A	110,656	3,990,255
*	Sonos, Inc.	37,766	551,384
*	Sportsman’s Warehouse Holdings, Inc.	127,409	1,658,865
*	Stamps.com, Inc.	39,336	8,781,369
	Standard Motor Products, Inc.	50,632	2,318,946
	Starbucks Corp.	679,863	59,120,886
	Steven Madden, Ltd.	145,902	3,503,107

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Stoneridge, Inc.	73,619	$1,680,722
	Strategic Education, Inc.	35,908	2,982,518
	Strattec Security Corp.	5,496	159,604
	Superior Group of Cos, Inc.	33,980	734,648
*	Superior Industries International, Inc.	185,831	228,572
*	Tandy Leather Factory, Inc.	14,264	42,649
	Tapestry, Inc.	406,786	9,042,853
	Target Corp.	366,408	55,774,626
*	Taylor Morrison Home Corp.	279,322	6,033,355
*	Tempur Sealy International, Inc.	68,452	6,092,228
#*	Tenneco, Inc., Class A	80,858	696,996
*	Terminix Global Holdings, Inc.	213,266	10,042,696
*	Tesla, Inc.	209,330	81,228,413
#	Texas Roadhouse, Inc.	123,220	8,629,097
#	Thor Industries, Inc.	61,528	5,204,038
	Tiffany & Co.	148,446	19,422,675
#	Tilly’s, Inc., Class A	42,253	259,433
	TJX Cos., Inc. (The)	738,257	37,503,456
	Toll Brothers, Inc.	231,933	9,806,127
*	TopBuild Corp.	65,045	9,965,544
	Tractor Supply Co.	135,723	18,079,661
*	TravelCenters of America, Inc.	13,556	322,633
*	TRI Pointe Group, Inc.	275,412	4,525,019
	Tupperware Brands Corp.	64,678	2,051,586
#*	Turtle Beach Corp.	15,946	287,347
#	Twin River Worldwide Holding, Inc.	395	9,587
*	Ulta Beauty, Inc.	67,589	13,975,378
*	Under Armour, Inc., Class A	166,465	2,303,876
#*	Under Armour, Inc., Class C	224,900	2,750,527
*	Unifi, Inc.	55,469	831,480
*	Unique Fabricating, Inc.	4,774	16,518
*	Universal Electronics, Inc.	29,638	1,098,384
#*	Universal Technical Institute, Inc.	55,794	256,094
*	Urban Outfitters, Inc.	185,300	4,139,602
#	Vail Resorts, Inc.	52,730	12,235,469
#*	Veoneer, Inc.	117,856	1,811,447
*	Vera Bradley, Inc.	86,561	548,797
	VF Corp.	337,923	22,708,426
*	Vince Holding Corp.	4,110	16,440
*	Vista Outdoor, Inc.	129,441	2,559,049
*	Visteon Corp.	45,101	4,043,305
*	VOXX International Corp.	79,250	897,902
#*	Wayfair, Inc., Class A	52,381	12,992,059
	Wendy’s Co. (The)	363,034	7,932,293
	Weyco Group, Inc.	18,839	298,410
	Whirlpool Corp.	130,168	24,075,873
#	Williams-Sonoma, Inc.	150,831	13,757,296
	Wingstop, Inc.	48,813	5,678,416
	Winmark Corp.	6,666	1,129,287
	Winnebago Industries, Inc.	54,473	2,557,507
	Wolverine World Wide, Inc.	130,812	3,488,756
#*	WW International, Inc.	104,000	2,200,640
	Wyndham Destinations, Inc.	123,903	4,042,955
	Wyndham Hotels & Resorts, Inc.	155,184	7,217,608
#	Wynn Resorts, Ltd.	103,755	7,514,975
*	YETI Holdings, Inc.	27,155	1,343,629
	Yum! Brands, Inc.	172,941	16,140,584
*	ZAGG, Inc.	55,398	157,884
*	Zovio, Inc.	66,789	241,108

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	53,015	$1,484,420

TOTAL CONSUMER DISCRETIONARY			3,198,298,158

CONSUMER STAPLES — (6.5%)
	Alico, Inc.	15,742	454,629
	Altria Group, Inc.	1,521,161	54,883,489
	Andersons, Inc. (The)	86,584	1,878,007
	Archer-Daniels-Midland Co.	454,815	21,030,646
#	B&G Foods, Inc.	143,133	3,801,612
*	BJ’s Wholesale Club Holdings, Inc.	162,243	6,212,284
*	Boston Beer Co., Inc. (The), Class A	17,285	17,962,226
*	Bridgford Foods Corp.	5,919	108,022
	Brown-Forman Corp., Class A	53,539	3,359,572
#	Brown-Forman Corp., Class B	225,181	15,697,368
	Bunge, Ltd.	213,165	12,092,850
	Calavo Growers, Inc.	27,081	1,817,948
*	Cal-Maine Foods, Inc.	70,316	2,696,619
	Campbell Soup Co.	324,770	15,157,016
	Casey’s General Stores, Inc.	71,921	12,123,723
#*	Central Garden & Pet Co.	25,073	976,844
*	Central Garden & Pet Co., Class A	89,901	3,181,596
#*	Chefs’ Warehouse, Inc. (The)	66,165	894,551
	Church & Dwight Co., Inc.	215,132	19,015,517
	Clorox Co. (The)	124,336	25,768,636
	Coca-Cola Co. (The)	2,670,749	128,356,197
	Coca-Cola Consolidated, Inc.	13,839	3,168,439
*	Coffee Holding Co., Inc.	300	1,128
	Colgate-Palmolive Co.	471,504	37,196,951
	Conagra Brands, Inc.	442,663	15,533,045
	Constellation Brands, Inc., Class A	88,377	14,602,532
	Costco Wholesale Corp.	266,821	95,420,526
#	Coty, Inc., Class A	1,007,252	2,921,031
*	Cyanotech Corp.	800	2,280
*	Darling Ingredients, Inc.	355,484	15,285,812
*	Edgewell Personal Care Co.	89,379	2,343,517
*	elf Beauty, Inc.	83,578	1,694,126
#	Energizer Holdings, Inc.	73,168	2,879,161
	Estee Lauder Cos., Inc. (The), Class A	159,568	35,050,707
#*	Farmer Bros Co.	33,322	115,627
	Flowers Foods, Inc.	449,299	10,594,470
#	Fresh Del Monte Produce, Inc.	105,829	2,278,498
*	Freshpet, Inc.	12,951	1,482,890
	General Mills, Inc.	433,215	25,611,671
#*	Hain Celestial Group, Inc. (The)	139,593	4,292,485
*	Herbalife Nutrition, Ltd.	222,955	10,064,189
	Hershey Co. (The)	123,243	16,940,983
#	Hormel Foods Corp.	431,000	20,985,390
#*	Hostess Brands, Inc.	260,999	3,299,027
#	Ingles Markets, Inc., Class A	41,906	1,502,749
	Ingredion, Inc.	144,571	10,248,638
	Inter Parfums, Inc.	44,959	1,846,017
	J&J Snack Foods Corp.	27,447	3,720,990
	JM Smucker Co. (The)	110,473	12,395,071
	John B. Sanfilippo & Son, Inc.	19,022	1,384,041
	Kellogg Co.	308,281	19,387,792
#	Keurig Dr Pepper, Inc.	220,129	5,921,470
	Kimberly-Clark Corp.	198,892	26,371,090
	Kraft Heinz Co. (The)	472,938	14,467,173
	Kroger Co. (The)	1,392,623	44,856,387

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lamb Weston Holdings, Inc.	109,413	$6,942,255
	Lancaster Colony Corp.	47,444	7,882,346
*	Landec Corp.	58,908	566,106
#*	Lifevantage Corp.	11,327	125,163
*	Lifeway Foods, Inc.	13,678	63,056
	Limoneira Co.	35,823	495,432
	Mannatech, Inc.	1,435	23,620
#	McCormick & Co., Inc.	4,298	768,268
	McCormick & Co., Inc. Non-Voting	117,223	21,159,924
	Medifast, Inc.	18,516	2,601,313
#	MGP Ingredients, Inc.	30,287	1,272,660
	Molson Coors Beverage Co., Class B	220,105	7,760,902
	Molson Coors Brewing Co., Class A	1,162	53,138
	Mondelez International, Inc., Class A	577,565	30,680,253
*	Monster Beverage Corp.	212,304	16,256,117
#*	National Beverage Corp.	46,661	3,653,090
#	Natura & Co. Holding SA, ADR	210,922	3,364,206
*	Natural Alternatives International, Inc.	9,699	75,070
	Natural Grocers by Vitamin Cottage, Inc.	54,081	575,422
#	Natural Health Trends Corp.	13,193	72,957
*	Nature’s Sunshine Products, Inc.	34,510	359,594
	Nu Skin Enterprises, Inc., Class A	106,211	5,241,513
#	Ocean Bio-Chem, Inc.	3,050	47,550
	Oil-Dri Corp. of America	8,525	291,214
	PepsiCo, Inc.	1,155,131	153,967,411
*	Performance Food Group Co.	240,204	8,073,256
	Philip Morris International, Inc.	773,755	54,952,080
*	Pilgrim’s Pride Corp.	258,564	4,328,361
*	Post Holdings, Inc.	162,366	13,947,239
	PriceSmart, Inc.	51,394	3,546,186
	Procter & Gamble Co. (The)	1,579,025	216,484,327
#*	Rite Aid Corp.	52,805	482,638
	Rocky Mountain Chocolate Factory, Inc.	5,266	13,955
*	S&W Seed Co.	43,698	99,631
#	Sanderson Farms, Inc.	36,031	4,610,887
	Seaboard Corp.	550	1,894,750
*	Seneca Foods Corp., Class A	18,887	695,986
*	Seneca Foods Corp., Class B	1,493	55,435
*	Simply Good Foods Co. (The)	139,041	2,613,971
	SpartanNash Co.	89,956	1,656,090
	Spectrum Brands Holdings, Inc.	102,207	5,812,512
*	Sprouts Farmers Market, Inc.	266,232	5,071,720
	Sysco Corp.	384,001	21,239,095
#	Tootsie Roll Industries, Inc.	35,684	1,066,238
*	TreeHouse Foods, Inc.	121,874	4,733,586
#	Turning Point Brands, Inc.	16,261	609,300
	Tyson Foods, Inc., Class A	244,744	14,006,699
#*	United Natural Foods, Inc.	129,013	1,879,719
	United-Guardian, Inc.	1,741	24,722
	Universal Corp.	53,407	2,128,269
*	US Foods Holding Corp.	396,826	8,293,663
*	USANA Health Sciences, Inc.	36,462	2,758,350
	Vector Group, Ltd.	225,683	2,074,027
#*	Veru, Inc.	32,722	82,459
#	Village Super Market, Inc., Class A	19,467	440,928
	Walgreens Boots Alliance, Inc.	550,030	18,723,021
	Walmart, Inc.	863,854	119,859,743
	WD-40 Co.	16,578	4,034,754

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Weis Markets, Inc.	54,171	$2,459,905

TOTAL CONSUMER STAPLES			1,604,387,337

ENERGY — (2.1%)
	Adams Resources & Energy, Inc.	3,234	61,705
#*	Antero Resources Corp.	447,117	1,520,198
	Arch Resources, Inc.	29,655	905,960
	Archrock, Inc.	278,209	1,649,779
	Ardmore Shipping Corp.	67,647	189,412
*	Aspen Aerogels, Inc.	34,067	384,957
	Baker Hughes Co.	537,224	7,934,798
#	Berry Corp.	86,019	225,370
*	Bonanza Creek Energy, Inc.	42,832	758,555
*	Bristow Group, Inc.	15,448	321,009
	Cabot Oil & Gas Corp.	728,763	12,964,694
	Cactus, Inc., Class A	57,555	978,435
#*	Callon Petroleum Co.	641	3,352
*	ChampionX Corp.	347,258	3,031,562
*	Cheniere Energy, Inc.	198,775	9,515,359
	Chesapeake Energy Corp.	0	0
	Chevron Corp.	958,805	66,636,947
	Cimarex Energy Co.	173,207	4,394,262
*	Clean Energy Fuels Corp.	381,633	946,450
*	CNX Resources Corp.	403,162	3,910,671
	Concho Resources, Inc.	278,030	11,541,025
	ConocoPhillips	1,318,202	37,726,941
#*	CONSOL Energy, Inc.	57,969	219,703
#*	Contango Oil & Gas Co.	156,462	195,577
#	Continental Resources, Inc.	277,636	3,339,961
#	Core Laboratories NV	62,466	902,634
#	CVR Energy, Inc.	172,043	1,894,193
*	Dawson Geophysical Co.	173,459	310,492
#	Delek US Holdings, Inc.	133,980	1,347,839
	Devon Energy Corp.	712,574	6,363,286
	DHT Holdings, Inc.	380,733	1,831,326
#	Diamondback Energy, Inc.	78,642	2,041,546
#	DMC Global, Inc.	28,343	1,008,160
*	Dorian LPG, Ltd.	114,978	942,820
*	Dril-Quip, Inc.	75,520	1,955,968
#*	Earthstone Energy, Inc., Class A	53,052	142,710
#	EnLink Midstream LLC	258,961	701,784
	EOG Resources, Inc.	530,165	18,152,850
#*	Epsilon Energy, Ltd.	60,463	183,808
#	EQT Corp.	392,858	5,947,870
	Equitrans Midstream Corp.	326,675	2,371,660
	Evolution Petroleum Corp.	61,222	135,301
*	Exterran Corp.	61,573	260,454
	Exxon Mobil Corp.	2,164,089	70,592,583
*	Forum Energy Technologies, Inc.	380,858	181,060
#*	Frank’s International NV	408,700	715,225
#	GasLog, Ltd.	152,700	363,426
*	Geospace Technologies Corp.	24,656	126,485
#*	Goodrich Petroleum Corp.	25,923	248,342
#*	Green Plains, Inc.	76,318	1,152,402
*	Gulf Island Fabrication, Inc.	63,013	205,422
#*	Gulfport Energy Corp.	74,967	19,192
	Halliburton Co.	1,029,511	12,415,903
#*	Helix Energy Solutions Group, Inc.	278,764	691,335
	Helmerich & Payne, Inc.	193,524	2,877,702

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Hess Corp.	302,315	$11,252,164
#	Highpoint Resources Corp.	4,118	22,733
	HollyFrontier Corp.	257,128	4,759,439
*	Independence Contract Drilling, Inc.	2,220	5,160
	International Seaways, Inc.	56,633	766,811
	Kinder Morgan, Inc.	1,106,475	13,167,052
#*	KLX Energy Services Holdings, Inc.	5,841	22,897
#*	Laredo Petroleum, Inc.	22,285	179,171
#	Liberty Oilfield Services, Inc., Class A	59,950	400,466
*	Mammoth Energy Services, Inc.	26,686	40,296
	Marathon Oil Corp.	1,269,523	5,027,311
	Marathon Petroleum Corp.	528,844	15,600,898
#*	Matador Resources Co.	212,733	1,504,022
*	Matrix Service Co.	61,721	469,080
*	Mind Technology, Inc.	56,141	115,089
*	Montage Resources Corp.	19,882	98,416
#	Murphy Oil Corp.	290,717	2,244,335
#	Nabors Industries, Ltd.	27,031	768,221
	NACCO Industries, Inc., Class A	13,931	271,515
	National Oilwell Varco, Inc.	504,482	4,237,649
*	Natural Gas Services Group, Inc.	25,016	217,639
	Navios Maritime Acquisition Corp.	4,219	15,484
*	Newpark Resources, Inc.	166,702	119,209
*	NexTier Oilfield Solutions, Inc.	450,989	852,369
	Noble Corp. P.L.C.	0	0
#	Nordic American Tankers, Ltd.	66,157	192,517
#*	Northern Oil and Gas, Inc.	17,088	63,226
	Occidental Petroleum Corp.	962,735	8,789,771
*	Oceaneering International, Inc.	176,225	718,998
*	Oil States International, Inc.	113,375	282,304
	ONEOK, Inc.	384,207	11,142,003
*	Overseas Shipholding Group, Inc., Class A	57,814	110,425
*	Par Pacific Holdings, Inc.	113,010	727,784
	Parsley Energy, Inc., Class A	539,657	5,401,967
#	Patterson-UTI Energy, Inc.	348,143	891,246
#	PBF Energy, Inc., Class A	215,530	1,006,525
#*	PDC Energy, Inc.	222,032	2,646,621
#	Peabody Energy Corp.	181,682	234,370
#*	Penn Virginia Corp.	28,158	216,253
	Phillips 66	302,239	14,102,472
	PHX Minerals, Inc.	28,869	43,303
	Pioneer Natural Resources Co.	161,679	12,863,181
#*	PrimeEnergy Resources Corp.	2,614	134,621
*	ProPetro Holding Corp.	182,468	720,749
#	Range Resources Corp.	475,171	3,126,625
*	Ranger Energy Services, Inc.	10,562	25,877
#*	Renewable Energy Group, Inc.	98,363	5,547,673
*	REX American Resources Corp.	11,500	835,935
#*	Ring Energy, Inc.	79,965	40,854
#*	RPC, Inc.	299,380	712,524
*	SandRidge Energy, Inc.	36,068	62,037
	Schlumberger, Ltd.	1,028,024	15,358,679
#	Scorpio Tankers, Inc.	111,229	981,040
*	SEACOR Holdings, Inc.	42,354	1,297,303
#*	SEACOR Marine Holdings, Inc.	38,211	65,723
#*	Select Energy Services, Inc., Class A	162,693	491,333
#	SFL Corp., Ltd.	263,890	1,717,924
#*	SilverBow Resources, Inc.	16,003	74,734
#*	Smart Sand, Inc.	48,900	62,592

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Solaris Oilfield Infrastructure, Inc., Class A	67,049	$397,601
*	Southwestern Energy Co.	1,459,958	3,898,088
#*	Talos Energy, Inc.	110,939	729,979
	Targa Resources Corp.	315,948	5,070,965
	TechnipFMC P.L.C.	433,108	2,395,087
#*	Teekay Corp.	111,937	197,009
#*	Teekay Tankers, Ltd., Class A	57,022	537,717
*	TETRA Technologies, Inc.	299,163	166,185
#*	Tidewater, Inc.	74,980	439,383
#	US Silica Holdings, Inc.	137,265	373,361
	Valaris P.L.C.	0	0
	Valero Energy Corp.	343,771	13,272,998
#*	W&T Offshore, Inc.	209,904	293,866
	Williams Cos., Inc. (The)	907,838	17,421,411
	World Fuel Services Corp.	137,719	2,898,985
*	WPX Energy, Inc.	992,834	4,576,965

TOTAL ENERGY			510,956,675

FINANCIALS — (12.0%)
*	1347 Property Insurance Holdings, Inc.	1,369	4,121
#	1st Constitution Bancorp	16,553	215,851
	1st Source Corp.	58,816	1,969,748
	ACNB Corp.	13,445	280,597
#	Affiliated Managers Group, Inc.	70,504	5,313,887
	Aflac, Inc.	483,741	16,423,007
	Alleghany Corp.	13,754	7,522,475
	Allegiance Bancshares, Inc.	41,667	1,179,176
	Allstate Corp. (The)	375,247	33,303,171
	Ally Financial, Inc.	566,494	15,114,060
	Altabancorp	20,747	451,662
	A-Mark Precious Metals, Inc.	8,896	276,488
*	Ambac Financial Group, Inc.	25,628	314,712
	American Equity Investment Life Holding Co.	166,321	4,128,087
	American Express Co.	435,706	39,753,815
	American Financial Group, Inc.	119,839	8,980,735
	American International Group, Inc.	525,775	16,556,655
	American National Bankshares, Inc.	22,485	512,658
	American National Group, Inc.	27,596	1,898,605
	American River Bankshares	8,283	85,481
	Ameriprise Financial, Inc.	222,993	35,863,964
	Ameris Bancorp	126,400	3,703,520
	AMERISAFE, Inc.	36,226	2,136,610
	AmeriServ Financial, Inc.	8,436	23,283
	Ames National Corp.	17,858	344,659
	Aon P.L.C., Class A	192,139	35,355,497
*	Arch Capital Group, Ltd.	338,867	10,237,172
	Ares Management Corp., Class A	94,871	4,013,043
	Argo Group International Holdings, Ltd.	73,902	2,636,823
	Arrow Financial Corp.	31,358	858,268
	Arthur J Gallagher & Co.	183,888	19,071,025
	Artisan Partners Asset Management, Inc., Class A	61,381	2,458,923
	Associated Banc-Corp.	277,595	3,800,276
	Associated Capital Group, Inc., Class A	5,637	180,948
	Assurant, Inc.	97,711	12,152,317
	Assured Guaranty, Ltd.	187,465	4,785,981
*	Athene Holding, Ltd., Class A	235,339	7,549,675
*	Atlantic American Corp.	2,737	5,529
*	Atlantic Capital Bancshares, Inc.	55,159	765,607
	Atlantic Union Bankshares Corp.	143,174	3,620,870

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Atlanticus Holdings Corp.	14,132	$161,811
#	Auburn National BanCorp, Inc.	1,203	44,703
	Axis Capital Holdings, Ltd.	137,209	5,857,452
*	Axos Financial, Inc.	117,359	3,199,206
	Banc of California, Inc.	106,629	1,279,548
#	BancFirst Corp.	60,430	2,686,114
*	Bancorp, Inc. (The)	140,123	1,345,181
	BancorpSouth Bank	159,590	3,736,002
	Bank of America Corp.	4,711,985	111,674,045
	Bank of Commerce Holdings	33,443	267,878
	Bank of Hawaii Corp.	69,691	4,226,062
	Bank of Marin Bancorp	24,066	725,349
	Bank of New York Mellon Corp. (The)	656,861	22,569,744
	Bank of NT Butterfield & Son, Ltd. (The)	113,250	2,996,595
	Bank of Princeton (The)	9,863	194,005
#	Bank of South Carolina Corp.	5,861	96,765
	Bank of the James Financial Group, Inc.	3,058	30,121
	Bank OZK	227,881	5,646,891
	BankFinancial Corp.	29,449	216,450
#	BankUnited, Inc.	168,075	4,243,894
	Bankwell Financial Group, Inc.	8,501	140,267
	Banner Corp.	63,952	2,357,910
#	Bar Harbor Bankshares	22,343	456,244
*	Baycom Corp.	2,513	27,894
	BCB Bancorp, Inc.	29,823	271,091
*	Berkshire Hathaway, Inc., Class B	1,088,779	219,824,480
	Berkshire Hills Bancorp, Inc.	93,583	1,219,387
	BGC Partners, Inc., Class A	582,851	1,719,410
	BlackRock, Inc.	61,690	36,965,265
	Blackstone Group, Inc. (The), Class A	312,752	15,768,956
*	Blucora, Inc.	54,213	539,419
#	BOK Financial Corp.	97,679	5,737,664
	Boston Private Financial Holdings, Inc.	179,601	1,109,934
	Bridge Bancorp, Inc.	43,043	841,060
*	Bridgewater Bancshares, Inc.	13,739	152,640
*	Brighthouse Financial, Inc.	138,514	4,584,813
	BrightSphere Investment Group P.L.C.	134,503	1,856,141
	Brookline Bancorp, Inc.	159,949	1,532,311
	Brown & Brown, Inc.	285,531	12,423,454
	Bryn Mawr Bank Corp.	39,959	1,073,299
	C&F Financial Corp.	6,412	199,734
	Cadence BanCorp.	226,544	2,541,824
»	Calamos Asset Management, Inc., Class A	19,363	0
#	Cambridge Bancorp	2,265	140,634
	Camden National Corp.	32,220	1,030,073
*	Cannae Holdings, Inc.	169,978	6,285,786
#	Capital City Bank Group, Inc.	34,427	733,639
	Capital One Financial Corp.	339,644	24,821,184
	Capitol Federal Financial, Inc.	311,084	3,571,244
	Capstar Financial Holdings, Inc.	35,598	369,863
#	Cathay General Bancorp	134,527	3,165,420
	Cboe Global Markets, Inc.	94,170	7,655,079
	CBTX, Inc.	12,697	239,973
	CCUR Holdings, Inc.	5,951	17,853
	Central Pacific Financial Corp.	39,971	550,401
	Central Valley Community Bancorp	13,713	176,898
	Century Bancorp, Inc., Class A	7,876	563,685
*	CF Bankshares, Inc.	2,535	34,349
	Charles Schwab Corp. (The)	1,329,586	54,659,280

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	9,008	$306,993
	Chubb, Ltd.	240,139	31,196,458
	Cincinnati Financial Corp.	118,249	8,364,934
	CIT Group, Inc.	179,287	5,280,002
	Citigroup, Inc.	1,060,314	43,918,206
	Citizens & Northern Corp.	13,301	225,319
	Citizens Community Bancorp, Inc.	18,370	139,612
	Citizens Financial Group, Inc.	421,040	11,473,340
	Citizens Holding Co.	1,272	27,602
#*	Citizens, Inc.	39,312	226,830
	City Holding Co.	29,158	1,762,018
	Civista Bancshares, Inc.	27,140	387,016
	CME Group, Inc.	151,962	22,903,713
	CNA Financial Corp.	46,149	1,374,779
	CNB Financial Corp.	32,003	580,534
	CNO Financial Group, Inc.	184,317	3,271,627
*	Coastal Financial Corp.	3,622	53,823
	Codorus Valley Bancorp, Inc.	17,121	230,449
	Cohen & Steers, Inc.	88,782	4,999,314
	Colony Bankcorp, Inc.	13,348	167,250
	Columbia Banking System, Inc.	129,142	3,668,924
	Comerica, Inc.	198,601	9,038,332
#	Commerce Bancshares, Inc.	183,485	11,421,941
	Commercial National Financial Corp.	847	13,544
#	Community Bank System, Inc.	115,603	6,703,818
	Community Bankers Trust Corp.	39,875	217,718
	Community Financial Corp. (The)	9,835	214,895
*	Community First Bancshares, Inc.	8,736	63,511
	Community Trust Bancorp, Inc.	39,856	1,268,218
	Community West Bancshares	9,137	73,644
	ConnectOne Bancorp, Inc.	78,345	1,208,863
#*	Consumer Portfolio Services, Inc.	153,807	576,776
#	County Bancorp, Inc.	12,334	228,179
#	Cowen, Inc., Class A	33,497	718,846
	Crawford & Co., Class A	73,029	467,386
	Crawford & Co., Class B	53,098	336,641
#*	Credit Acceptance Corp.	25,754	7,677,783
#	Cullen/Frost Bankers, Inc.	97,374	6,842,471
*	Customers Bancorp, Inc.	59,614	823,866
	CVB Financial Corp.	243,472	4,260,760
	Diamond Hill Investment Group, Inc.	10,114	1,385,011
	Dime Community Bancshares, Inc.	85,536	1,082,030
	Discover Financial Services	279,220	18,152,092
	Donegal Group, Inc., Class A	111,685	1,620,549
#	Donegal Group, Inc., Class B	2,147	25,399
*	Donnelley Financial Solutions, Inc.	79,822	1,008,152
	Eagle Bancorp Montana, Inc.	10,879	209,530
	Eagle Bancorp, Inc.	67,893	2,031,359
	East West Bancorp, Inc.	229,404	8,368,658
	Eaton Vance Corp.	208,695	12,477,874
#*	eHealth, Inc.	34,428	2,310,463
*	Elevate Credit, Inc.	58,383	147,125
#	Elmira Savings Bank	3,961	41,591
	Employers Holdings, Inc.	66,819	2,138,876
#*	Encore Capital Group, Inc.	69,740	2,226,798
#*	Enova International, Inc.	84,164	1,291,910
*	Enstar Group, Ltd.	26,644	4,579,304
	Enterprise Bancorp, Inc.	8,490	191,959
	Enterprise Financial Services Corp.	51,453	1,497,797

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Equitable Holdings, Inc.	309,167	$6,643,999
*	Equity Bancshares, Inc., Class A	32,237	592,516
	Erie Indemnity Co., Class A	51,686	12,036,119
*	Esquire Financial Holdings, Inc.	10,386	161,918
	ESSA Bancorp, Inc.	9,594	121,940
	Essent Group, Ltd.	161,779	6,446,893
	Evans Bancorp, Inc.	8,786	200,409
	Evercore, Inc., Class A	85,610	6,809,419
	Everest Re Group, Ltd.	42,252	8,327,024
*	EZCORP, Inc., Class A	111,192	495,916
	FactSet Research Systems, Inc.	37,467	11,483,636
#	Farmers & Merchants Bancorp, Inc.	1,121	22,487
	Farmers National Banc Corp.	27,473	320,060
	Fauquier Bankshares, Inc.	1,888	29,321
#	FB Financial Corp.	94,585	2,790,258
	FBL Financial Group, Inc., Class A	53,806	2,673,620
	Federal Agricultural Mortgage Corp., Class A	1,374	79,479
	Federal Agricultural Mortgage Corp., Class C	20,856	1,347,089
	Federated Hermes, Inc., Class B	219,998	5,257,952
	FedNat Holding Co.	33,200	170,316
*	FFBW, Inc.	7,231	66,091
#	Fidelity D&D Bancorp, Inc.	1,322	63,007
	Fidelity National Financial, Inc.	331,572	10,374,888
	Fifth Third Bancorp	628,365	14,590,635
	Financial Institutions, Inc.	38,773	687,445
	First American Financial Corp.	203,664	9,081,378
	First Bancorp	61,871	1,490,472
	First BanCorp	479,927	3,114,726
	First Bancorp, Inc. (The)	21,518	497,711
	First Bancshares, Inc.	200	2,691
	First Bancshares, Inc. (The)	9,134	217,755
	First Bank	19,222	143,973
	First Busey Corp.	109,363	1,967,440
	First Business Financial Services, Inc.	16,313	279,768
#	First Capital, Inc.	3,880	234,003
#	First Choice Bancorp	7,938	111,767
	First Citizens BancShares, Inc., Class A	16,599	7,680,357
	First Commonwealth Financial Corp.	209,065	1,802,140
	First Community Bancshares, Inc.	39,477	749,273
	First Community Corp.	13,022	185,043
	First Financial Bancorp	210,124	3,004,773
	First Financial Bankshares, Inc.	206,746	6,163,098
	First Financial Corp.	12,021	417,369
	First Financial Northwest, Inc.	14,137	140,098
	First Foundation, Inc.	97,966	1,456,754
	First Hawaiian, Inc.	177,102	3,056,781
	First Horizon National Corp.	921,728	9,595,189
	First Internet Bancorp	19,229	413,808
	First Interstate BancSystem, Inc., Class A	86,341	3,047,837
	First Merchants Corp.	109,711	2,864,554
	First Mid Bancshares, Inc.	19,699	546,844
	First Midwest Bancorp, Inc.	213,480	2,679,174
	First Northwest Bancorp	19,278	226,517
	First of Long Island Corp. (The)	51,943	801,481
	First Republic Bank	144,439	18,219,535
	First Savings Financial Group, Inc.	905	48,915
	First United Corp.	12,304	146,664
	First US Bancshares, Inc.	5,297	37,079
*	First Western Financial, Inc.	526	7,469

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FirstCash, Inc.	72,932	$3,795,381
	Flagstar Bancorp, Inc.	124,801	3,662,909
	Flushing Financial Corp.	75,946	971,349
	FNB Corp.	525,072	3,969,544
#	Franklin Resources, Inc.	421,285	7,899,094
	FS Bancorp, Inc.	9,089	420,912
	Fulton Financial Corp.	348,966	3,835,136
*	FVCBankcorp, Inc.	1,234	15,228
*	GAINSCO, Inc.	513	52,890
	GAMCO Investors, Inc., Class A	16,874	207,550
*	Genworth Financial, Inc., Class A	148,223	582,516
	German American Bancorp, Inc.	56,588	1,707,260
	Glacier Bancorp, Inc.	165,152	5,912,442
	Global Indemnity Group LLC, Class A	19,910	487,994
	Global Indemnity, Ltd.	0	0
	Globe Life, Inc.	104,046	8,437,090
	Goldman Sachs Group, Inc. (The)	178,122	33,672,183
#	Goosehead Insurance, Inc., Class A	19,266	2,360,856
*	Great Elm Capital Group, Inc.	33,083	64,181
	Great Southern Bancorp, Inc.	26,148	1,070,761
	Great Western Bancorp, Inc.	104,047	1,351,571
*	Green Dot Corp., Class A	111,502	5,945,287
#	Greenhill & Co., Inc.	21,781	281,628
#*	Greenlight Capital Re, Ltd., Class A	58,568	395,334
	Guaranty Bancshares, Inc.	10,937	316,079
	Guaranty Federal Bancshares, Inc.	6,257	88,349
*	Hallmark Financial Services, Inc.	16,543	44,832
	Hamilton Lane, Inc., Class A	33,121	2,308,534
	Hancock Whitney Corp.	160,416	3,668,714
	Hanmi Financial Corp.	73,047	656,693
	Hanover Insurance Group, Inc. (The)	76,878	7,354,150
*	HarborOne Bancrop, Inc.	45,499	427,691
	Hartford Financial Services Group, Inc. (The)	524,344	20,197,731
	Hawthorn Bancshares, Inc.	10,507	199,213
#	HCI Group, Inc.	21,758	1,022,191
	Heartland Financial USA, Inc.	77,609	2,556,440
#	Hennessy Advisors, Inc.	13,944	112,528
	Heritage Commerce Corp.	121,422	880,310
	Heritage Financial Corp.	79,845	1,673,551
	Heritage Insurance Holdings, Inc.	53,431	504,389
	Hilltop Holdings, Inc.	177,004	4,037,461
	Hingham Institution For Savings (The)	3,464	699,624
*	HMN Financial, Inc.	6,890	100,594
	Home Bancorp, Inc.	14,364	362,547
	Home BancShares, Inc.	305,401	5,069,657
	Home Federal Bancorp, Inc.	1,074	25,336
	HomeStreet, Inc.	50,976	1,583,824
	HomeTrust Bancshares, Inc.	761	12,153
	Hope Bancorp, Inc.	273,433	2,206,604
	Horace Mann Educators Corp.	75,310	2,553,762
	Horizon Bancorp, Inc.	82,626	1,024,562
	Houlihan Lokey, Inc.	61,437	3,852,100
*	Howard Bancorp, Inc.	31,934	323,491
	Huntington Bancshares, Inc.	932,127	9,731,406
*	ICC Holdings, Inc.	1,000	12,460
	IF Bancorp, Inc.	2,855	46,337
	Independence Holding Co.	20,781	785,937
	Independent Bank Corp.	55,436	3,175,928
	Independent Bank Corp.	51,634	772,961

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Independent Bank Group, Inc.	78,727	$4,060,739
	Interactive Brokers Group, Inc., Class A	122,646	5,834,270
	Intercontinental Exchange, Inc.	306,056	28,891,686
	International Bancshares Corp.	132,993	3,681,246
	Invesco, Ltd.	471,520	6,181,627
	Investar Holding Corp.	18,897	263,424
	Investors Bancorp, Inc.	496,062	4,196,685
	Investors Title Co.	3,752	500,967
	James River Group Holdings, Ltd.	67,709	3,164,042
#	Janus Henderson Group P.L.C.	263,590	6,405,237
	Jefferies Financial Group, Inc.	412,078	8,039,642
	JPMorgan Chase & Co.	2,201,688	215,853,492
	Kearny Financial Corp.	218,730	1,837,332
	Kemper Corp.	128,834	7,943,904
	Kentucky First Federal Bancorp	6,958	41,957
	KeyCorp.	944,472	12,259,247
	Kingstone Cos., Inc.	16,836	97,986
	Kinsale Capital Group, Inc.	25,262	4,735,867
	KKR & Co., Inc., Class A	271,344	9,266,398
	Lake Shore Bancorp, Inc.	2,985	35,939
	Lakeland Bancorp, Inc.	92,507	1,029,603
	Lakeland Financial Corp.	51,149	2,615,248
	Landmark Bancorp, Inc.	6,246	146,469
	Lazard, Ltd., Class A	220,210	7,414,471
	LCNB Corp.	24,728	340,257
*	LendingClub Corp.	132,457	618,574
#*	LendingTree, Inc.	13,788	4,461,659
	Level One Bancorp, Inc.	7,157	112,723
*	Limestone Bancorp, Inc.	8,255	87,503
	Lincoln National Corp.	166,409	5,840,956
#	Live Oak Bancshares, Inc.	81,213	3,027,621
	Loews Corp.	265,520	9,208,234
	LPL Financial Holdings, Inc.	167,995	13,427,840
	M&T Bank Corp.	127,995	13,257,722
	Macatawa Bank Corp.	68,654	493,622
	Mackinac Financial Corp.	18,037	179,107
#*	Magyar Bancorp, Inc.	3,261	28,142
#*	Maiden Holdings, Ltd.	207,192	252,774
*	MainStreet Bancshares, Inc.	901	13,434
*	Malvern Bancorp, Inc.	13,382	166,874
	Manning & Napier, Inc.	13,893	54,738
*	Markel Corp.	9,756	9,100,397
	MarketAxess Holdings, Inc.	35,693	19,233,173
	Marlin Business Services Corp.	22,183	161,936
	Marsh & McLennan Cos., Inc.	310,585	32,133,124
#*	MBIA, Inc.	296,282	1,691,770
	Mercantile Bank Corp.	34,968	764,401
	Mercury General Corp.	107,082	4,359,308
	Meridian Bancorp, Inc.	124,027	1,544,136
	Meta Financial Group, Inc.	76,339	2,239,786
	MetLife, Inc.	497,489	18,829,959
*	Metropolitan Bank Holding Corp.	3,159	94,612
	MGIC Investment Corp.	174,562	1,756,094
	Mid Penn Bancorp, Inc.	997	19,491
	Middlefield Banc Corp	11,702	223,274
	Midland States Bancorp, Inc.	27,625	411,613
	MidWestOne Financial Group, Inc.	14,231	286,755
#*	MMA Capital Holdings, Inc.	10,053	252,129
#	Moelis & Co., Class A	78,533	2,921,428

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Moody’s Corp.	126,396	$33,229,508
	Morgan Stanley	1,265,323	60,925,302
	Morningstar, Inc.	73,785	14,047,188
*	Mr Cooper Group, Inc.	20,870	439,940
	MSCI, Inc.	54,902	19,206,916
	MVB Financial Corp.	18,456	294,373
	Nasdaq, Inc.	156,927	18,986,598
	National Bank Holdings Corp., Class A	69,250	2,087,888
	National Bankshares, Inc.	2,559	69,554
	National General Holdings Corp.	186,984	6,351,847
*	National Holdings Corp.	4,900	8,771
	National Security Group, Inc. (The)	312	3,469
	National Western Life Group, Inc., Class A	7,419	1,258,485
#	Navient Corp.	431,770	3,458,478
	NBT Bancorp, Inc.	95,328	2,610,081
	Nelnet, Inc., Class A	64,819	3,956,552
	New York Community Bancorp, Inc.	744,490	6,186,712
»	NewStar Financial, Inc.	71,934	7,309
*	NI Holdings, Inc.	14,645	244,718
*	Nicholas Financial, Inc.	9,629	77,610
*	Nicolet Bankshares, Inc.	14,133	872,006
*	NMI Holdings, Inc., Class A	135,194	2,905,319
#*	Northeast Bank	16,291	312,624
	Northern Trust Corp.	212,920	16,665,248
	Northfield Bancorp, Inc.	114,330	1,161,593
	Northrim BanCorp, Inc.	8,802	251,385
	Northwest Bancshares, Inc.	242,912	2,591,871
#	Norwood Financial Corp.	4,680	107,078
#	Oak Valley Bancorp	8,602	119,310
	OceanFirst Financial Corp.	126,123	1,888,061
#	Oconee Federal Financial Corp.	365	8,216
*	Ocwen Financial Corp.	810	18,711
	OFG Bancorp	98,751	1,421,027
	Ohio Valley Banc Corp.	5,333	114,180
	Old National Bancorp	352,951	4,934,255
	Old Point Financial Corp.	2,092	32,949
	Old Republic International Corp.	490,431	7,984,217
	Old Second Bancorp, Inc.	4,388	37,517
	OneMain Holdings, Inc.	299,118	10,436,227
	Oppenheimer Holdings, Inc., Class A	13,697	343,247
	Origin Bancorp, Inc.	3,001	67,132
	Orrstown Financial Services, Inc.	21,101	294,992
*	Pacific Mercantile Bancorp	39,209	145,465
	Pacific Premier Bancorp, Inc.	201,731	5,144,141
	PacWest Bancorp	172,640	3,321,594
*	Palomar Holdings, Inc.	3,873	345,355
#	Park National Corp.	30,887	2,830,794
	Parke Bancorp, Inc.	25,939	312,046
	Pathfinder Bancorp, Inc.	4,141	42,031
#	Patriot National Bancorp, Inc.	1,773	11,542
#	PCB Bancorp	3,606	33,896
	PCSB Financial Corp.	28,016	377,376
	Peapack-Gladstone Financial Corp.	40,657	686,290
	Penns Woods Bancorp, Inc.	12,528	258,828
	Pennymac Financial Services, Inc.	119,598	6,077,970
	Peoples Bancorp of North Carolina, Inc.	6,872	118,817
	Peoples Bancorp, Inc.	44,002	994,445
	Peoples Financial Services Corp.	1,679	60,192
	People’s United Financial, Inc.	670,902	7,158,524

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Pinnacle Financial Partners, Inc.	122,639	$5,615,640
	Piper Sandler Cos.	33,328	2,781,222
	PJT Partners, Inc., Class A	17,127	1,158,813
#	Plumas Bancorp	9,875	198,685
	PNC Financial Services Group, Inc. (The)	254,580	28,482,410
#*	Ponce de Leon Federal Bank	27,141	246,983
	Popular, Inc.	152,466	6,434,065
#*	PRA Group, Inc.	98,207	3,351,805
	Preferred Bank	32,744	1,107,730
	Premier Financial Bancorp, Inc.	23,639	295,488
	Premier Financial Corp.	77,450	1,393,326
	Primerica, Inc.	100,384	11,066,332
	Principal Financial Group, Inc.	256,503	10,060,048
	ProAssurance Corp.	100,109	1,544,682
	Progressive Corp. (The)	433,468	39,835,709
	Prosperity Bancshares, Inc.	165,092	9,098,220
	Protective Insurance Corp., Class A	1,488	21,725
	Protective Insurance Corp., Class B	19,634	258,187
	Provident Bancorp, Inc.	24,763	213,457
	Provident Financial Holdings, Inc.	16,764	212,232
	Provident Financial Services, Inc.	170,216	2,309,831
	Prudential Bancorp, Inc.	14,780	171,300
	Prudential Financial, Inc.	268,760	17,206,015
	Pzena Investment Management, Inc., Class A	8,560	44,426
	QCR Holdings, Inc.	29,380	911,661
	Radian Group, Inc.	139,181	2,498,299
*	Randolph Bancorp, Inc.	7,527	111,400
	Raymond James Financial, Inc.	167,757	12,823,345
	RBB Bancorp	3,020	38,565
*	Regional Management Corp.	29,063	590,560
	Regions Financial Corp.	1,040,866	13,843,518
	Reinsurance Group of America, Inc.	76,308	7,708,634
	RenaissanceRe Holdings, Ltd.	65,692	10,623,710
#	Renasant Corp.	123,507	3,521,185
	Republic Bancorp, Inc., Class A	30,924	1,030,697
*	Republic First Bancorp, Inc.	109,335	243,817
	Riverview Bancorp, Inc.	53,727	251,980
	RLI Corp.	70,993	6,155,093
	S&P Global, Inc.	140,186	45,242,228
	S&T Bancorp, Inc.	86,264	1,707,165
#	Safeguard Scientifics, Inc.	41,559	241,873
	Safety Insurance Group, Inc.	36,412	2,548,840
	Salisbury Bancorp, Inc.	4,314	145,986
	Sandy Spring Bancorp, Inc.	79,969	2,027,214
	Santander Consumer USA Holdings, Inc.	479,130	9,745,504
	SB Financial Group, Inc.	9,396	144,135
*	Seacoast Banking Corp. of Florida	56,533	1,214,329
*	Security National Financial Corp., Class A	19,749	130,146
	SEI Investments Co.	199,571	9,808,915
*	Select Bancorp, Inc.	35,213	262,337
	Selective Insurance Group, Inc.	111,647	5,812,343
#	ServisFirst Bancshares, Inc.	95,641	3,529,153
	Severn Bancorp, Inc.	18,007	111,643
	Shore Bancshares, Inc.	23,908	258,685
	Sierra Bancorp	32,365	642,122
	Signature Bank	73,535	5,937,216
	Silvercrest Asset Management Group, Inc., Class A	14,147	159,720
	Simmons First National Corp., Class A	204,854	3,480,469
	SLM Corp.	949,216	8,723,295

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SmartFinancial, Inc.	11,445	$170,988
	Sound Financial Bancorp, Inc.	3,278	93,095
	South State Corp.	131,583	8,079,196
*	Southern First Bancshares, Inc.	15,008	402,815
	Southern Missouri Bancorp, Inc.	8,071	205,649
	Southern National Bancorp of Virginia, Inc.	40,303	389,327
	Southside Bancshares, Inc.	71,052	1,915,562
	Spirit of Texas Bancshares, Inc.	12,540	159,383
	Standard AVB Financial Corp.	3,796	124,585
	State Auto Financial Corp.	98,142	1,211,072
	State Street Corp.	274,944	16,194,202
	Sterling Bancorp	395,704	5,294,520
	Sterling Bancorp, Inc.	6,151	21,713
	Stewart Information Services Corp.	59,741	2,532,421
	Stifel Financial Corp.	125,704	7,348,656
#	Stock Yards Bancorp, Inc.	53,081	2,028,756
*	StoneX Group, Inc.	34,586	1,832,366
	Summit Financial Group, Inc.	8,032	144,656
	Summit State Bank	6,914	83,106
*	SVB Financial Group	61,454	17,864,678
	Synchrony Financial	876,628	21,933,233
	Synovus Financial Corp.	271,513	7,059,338
	T Rowe Price Group, Inc.	185,686	23,518,989
	TCF Financial Corp.	275,051	7,484,138
	Territorial Bancorp, Inc.	19,133	405,811
*	Texas Capital Bancshares, Inc.	92,317	4,154,265
	TFS Financial Corp.	212,789	3,342,915
*	Third Point Reinsurance, Ltd.	210,091	1,634,508
	Timberland Bancorp, Inc.	15,487	295,027
	Tiptree, Inc.	80,023	389,712
	Tompkins Financial Corp.	29,901	1,674,157
	Towne Bank	146,572	2,664,679
	Travelers Cos., Inc. (The)	318,553	38,452,533
	TriCo Bancshares	64,648	1,870,267
*	TriState Capital Holdings, Inc.	62,192	782,997
*	Triumph Bancorp, Inc.	58,000	2,443,540
	Truist Financial Corp.	736,485	31,020,748
*	Trupanion, Inc.	10,562	755,606
	TrustCo Bank Corp. NY	236,089	1,297,309
	Trustmark Corp.	140,595	3,288,517
	U.S. Bancorp	1,008,583	39,284,308
	UMB Financial Corp.	80,523	4,901,435
	Umpqua Holdings Corp.	408,555	5,131,451
*	Unico American Corp.	100	508
	Union Bankshares, Inc.	863	17,933
	United Bancorp, Inc.	5,663	68,296
	United Bancshares, Inc.	3,436	69,751
#	United Bankshares, Inc.	230,090	6,035,261
	United Community Banks, Inc.	175,819	3,681,650
	United Fire Group, Inc.	55,466	1,139,272
	United Insurance Holdings Corp.	84,892	372,676
	United Security Bancshares	37,670	234,307
	Unity Bancorp, Inc.	24,003	336,522
	Universal Insurance Holdings, Inc.	88,091	1,098,495
	Univest Financial Corp.	60,261	955,739
	Unum Group	281,779	4,976,217
	Valley National Bancorp.	704,111	5,379,408
	Value Line, Inc.	2,920	79,716
	Veritex Holdings, Inc.	64,925	1,280,970

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Victory Capital Holdings, Inc., Class A	10,266	$188,278
	Virtu Financial, Inc., Class A	147,051	3,143,950
	Virtus Investment Partners, Inc.	18,432	2,940,826
	Voya Financial, Inc.	189,623	9,088,630
#	Waddell & Reed Financial, Inc., Class A	120,298	1,846,574
	Walker & Dunlop, Inc.	81,969	5,154,211
	Washington Federal, Inc.	160,091	3,408,337
	Washington Trust Bancorp, Inc.	37,135	1,254,049
	Waterstone Financial, Inc.	56,696	957,029
	Webster Financial Corp.	164,857	5,310,044
	Wells Fargo & Co.	2,016,763	43,259,566
	WesBanco, Inc.	130,608	3,172,468
	West BanCorp, Inc.	35,687	592,047
	Westamerica BanCorp.	48,164	2,522,349
	Western Alliance Bancorp	209,110	8,615,332
	Western New England Bancorp, Inc.	58,206	335,267
	Westwood Holdings Group, Inc.	15,688	151,546
	White Mountains Insurance Group, Ltd.	6,720	6,103,978
	Willis Towers Watson P.L.C.	87,059	15,886,526
	Wintrust Financial Corp.	100,877	4,966,175
#	WisdomTree Investments, Inc.	278,422	1,013,456
#*	World Acceptance Corp.	18,404	1,545,752
	WR Berkley Corp.	185,584	11,157,310
	WSFS Financial Corp.	100,341	3,179,806
#	WVS Financial Corp.	803	11,073
	Zions Bancorp NA	250,121	8,071,405

TOTAL FINANCIALS			2,962,469,336

HEALTH CARE — (12.5%)
	Abbott Laboratories	747,210	78,539,243
	AbbVie, Inc.	1,141,380	97,131,438
*	ABIOMED, Inc.	33,883	8,534,450
*	Acadia Healthcare Co., Inc.	161,820	5,768,883
*	ACADIA Pharmaceuticals, Inc.	78,477	3,645,257
*	Acceleron Pharma, Inc.	23,984	2,508,247
#*	Accuray, Inc.	69,870	203,322
#»	Achillion Pharmaceuticals, Inc.	281,426	48,546
*	Addus HomeCare Corp.	22,272	2,173,079
*	Adverum Biotechnologies, Inc.	102,108	1,113,998
*	Aeglea BioTherapeutics, Inc.	41,751	320,648
#*	Affimed NV	36,928	116,692
	Agilent Technologies, Inc.	189,105	19,305,729
*	Agios Pharmaceuticals, Inc.	48,519	1,944,156
*	Akebia Therapeutics, Inc.	142,126	315,520
#*	Albireo Pharma, Inc.	19,321	609,771
*	Aldeyra Therapeutics, Inc.	32,429	216,626
#*	Alector, Inc.	3,689	34,713
*	Alexion Pharmaceuticals, Inc.	175,583	20,216,627
*	Align Technology, Inc.	43,079	18,355,100
*	Alkermes P.L.C.	89,787	1,459,039
*	Allscripts Healthcare Solutions, Inc.	322,250	3,248,280
*	Alnylam Pharmaceuticals, Inc.	51,995	6,393,825
*	Alpine Immune Sciences, Inc.	6,024	45,180
#*	AMAG Pharmaceuticals, Inc.	25,767	353,523
*	Amedisys, Inc.	48,850	12,652,150
*	American Renal Associates Holdings, Inc.	20,661	237,395
*	American Shared Hospital Services	797	1,443
	AmerisourceBergen Corp.	219,194	21,057,968
	Amgen, Inc.	530,972	115,189,066

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Amicus Therapeutics, Inc.	4,818	$85,905
*	AMN Healthcare Services, Inc.	97,550	6,368,064
#*	Amneal Pharmaceuticals, Inc.	25,370	105,539
*	Amphastar Pharmaceuticals, Inc.	76,141	1,491,602
*	AnaptysBio, Inc.	38,863	1,144,904
*	AngioDynamics, Inc.	70,529	729,270
#*	ANI Pharmaceuticals, Inc.	27,938	712,140
#*	Anika Therapeutics, Inc.	32,173	1,049,483
	Anthem, Inc.	152,539	41,612,639
*	Applied Genetic Technologies Corp.	28,810	148,660
	Apyx Medical Corp.	42,178	253,912
*	AquaBounty Technologies Inc.	4,606	17,503
#*	Aravive, Inc.	14,052	65,061
*	Arcus Biosciences, Inc.	17,762	387,212
*	Ardelyx, Inc.	117,663	601,258
*	Arena Pharmaceuticals, Inc.	81,180	6,958,750
#*	Arrowhead Pharmaceuticals, Inc.	32,954	1,888,264
#*	Arvinas Inc.	8,273	172,988
*	Assembly Biosciences, Inc.	48,282	711,677
*	Assertio Holdings, Inc.	136,183	84,433
*	Atara Biotherapeutics, Inc.	84,543	1,091,450
*	AtriCure, Inc.	19,556	675,855
	Atrion Corp.	2,868	1,724,098
*	Avanos Medical, Inc.	87,605	3,096,837
	Baxter International, Inc.	235,157	18,241,128
	Becton Dickinson and Co.	120,495	27,850,009
*	Biogen, Inc.	170,985	43,100,189
*	BioMarin Pharmaceutical, Inc.	94,931	7,065,714
*	Bio-Rad Laboratories, Inc., Class A	22,645	13,279,481
*	BioSpecifics Technologies Corp.	14,141	1,245,822
	Bio-Techne Corp.	25,546	6,448,066
*	BioTelemetry, Inc.	55,546	2,365,149
#*	Bluebird Bio, Inc.	38,230	1,976,873
*	Boston Scientific Corp.	583,794	20,006,620
	Bristol-Myers Squibb Co.	1,161,755	67,904,580
*	Brookdale Senior Living, Inc.	1,127,231	3,314,059
	Bruker Corp.	256,066	10,893,048
*	Calithera Biosciences, Inc.	82,572	292,305
#	Cantel Medical Corp.	58,635	2,805,098
	Cardinal Health, Inc.	291,534	13,349,342
*	Cardiovascular Systems, Inc.	29,175	1,040,089
*	CareDx, Inc.	1,900	93,195
*	Castlight Health, Inc., Class B	119,969	105,921
#*	Catabasis Pharmaceuticals, Inc.	12,100	16,214
*	Catalent, Inc.	229,768	20,166,737
*	Catalyst Biosciences, Inc.	44,310	242,819
*	Celldex Therapeutics, Inc.	65,454	1,036,791
*	Centene Corp.	412,484	24,377,804
	Cerner Corp.	328,799	23,045,522
*	Change Healthcare, Inc.	434,850	6,153,127
*	Charles River Laboratories International, Inc.	83,403	18,990,863
#*	Chembio Diagnostics, Inc.	12,528	59,383
	Chemed Corp.	21,802	10,428,333
*	ChemoCentryx, Inc.	22,140	1,062,720
*	Chiasma, Inc.	27,690	103,837
*	Chimerix, Inc.	137,629	367,469
#*	Chinook Therapeutics, Inc.	7,016	86,648
	Cigna Corp.	284,033	47,424,990
*	Collegium Pharmaceutical, Inc.	28,620	510,295

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Community Health Systems, Inc.	155,550	$970,632
#	Computer Programs and Systems, Inc.	26,388	735,961
#*	Concert Pharmaceuticals, Inc.	47,290	488,033
	CONMED Corp.	44,605	3,477,852
»	Contra Aduro Biotech I	7,016	70
»	Contra Pfenex, Inc.	18,448	13,836
	Cooper Cos., Inc. (The)	41,928	13,377,128
#*	Corcept Therapeutics, Inc.	188,298	3,159,640
*	CorVel Corp.	38,331	3,496,554
#*	Corvus Pharmaceuticals, Inc.	14,435	57,163
#*	Covetrus, Inc.	55,861	1,379,208
#*	CRISPR Therapeutics AG	4,036	370,586
*	Cross Country Healthcare, Inc.	84,556	663,765
*	CryoLife, Inc.	61,870	1,036,941
#*	Cumberland Pharmaceuticals, Inc.	22,381	66,024
*	Cutera, Inc.	11,803	223,431
	CVS Health Corp.	963,324	54,032,843
*	Cymabay Therapeutics, Inc.	94,257	784,218
*	CytomX Therapeutics, Inc.	69,353	459,117
	Danaher Corp.	249,608	57,295,020
*	DaVita, Inc.	255,237	22,014,191
*	Denali Therapeutics, Inc.	10,634	454,923
	DENTSPLY SIRONA, Inc.	203,515	9,603,873
*	DexCom, Inc.	37,508	11,986,807
*	Digirad Corp.	957	2,412
*	Eagle Pharmaceuticals, Inc.	13,359	621,461
*	Edwards Lifesciences Corp.	231,446	16,592,364
#*	Eiger BioPharmaceuticals, Inc.	10,178	90,381
*	Elanco Animal Health, Inc.	366,278	11,358,281
#»	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	43,428
	Eli Lilly and Co.	520,601	67,917,606
*	Emergent BioSolutions, Inc.	97,613	8,782,242
*	Enanta Pharmaceuticals, Inc.	33,647	1,468,019
	Encompass Health Corp.	169,770	10,408,599
#*	Endo International P.L.C.	329,061	1,503,809
#*	Enochian Biosciences, Inc.	1,776	5,417
	Ensign Group, Inc. (The)	95,981	5,647,522
	Envista Holdings Corp.	109,634	2,896,530
#*	Enzo Biochem, Inc.	88,965	161,916
*	Epizyme, Inc.	63,617	786,306
#*	Evolent Health, Inc., Class A	172,017	1,709,849
#*	Exact Sciences Corp.	78,786	9,756,070
*	Exelixis, Inc.	539,709	11,053,240
#*	FibroGen, Inc.	53,684	2,060,392
*	Five Prime Therapeutics, Inc.	67,576	308,147
*	Five Star Senior Living, Inc.	36	165
*	FONAR Corp.	12,822	251,824
#*	Fulgent Genetics, Inc.	16,288	529,849
#*	G1 Therapeutics, Inc.	60,017	659,587
	Gilead Sciences, Inc.	973,084	56,584,835
#*	Global Blood Therapeutics, Inc.	83,768	4,429,652
*	Globus Medical, Inc., Class A	111,760	5,824,931
#*	GlycoMimetics, Inc.	70,420	197,176
*	Guardant Health, Inc.	51,611	5,504,829
*	Haemonetics Corp.	78,175	7,902,711
*	Hanger, Inc.	37,688	658,409
*	Harvard Bioscience, Inc.	104,799	354,221
	HCA Healthcare, Inc.	149,763	18,561,626

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	HealthStream, Inc.	51,968	$951,014
*	Henry Schein, Inc.	139,654	8,879,201
#*	Heron Therapeutics, Inc.	16,219	264,532
#*	Heska Corp.	12,412	1,456,300
	Hill-Rom Holdings, Inc.	75,766	6,900,010
*	HMS Holdings Corp.	142,103	3,782,782
*	Hologic, Inc.	276,624	19,037,264
*	Horizon Therapeutics P.L.C.	326,256	24,446,362
	Humana, Inc.	99,229	39,620,155
*	ICU Medical, Inc.	22,190	3,945,160
*	IDEXX Laboratories, Inc.	80,866	34,353,494
*	Illumina, Inc.	54,620	15,987,274
*	Incyte Corp.	81,536	7,064,279
#*	Infinity Pharmaceuticals, Inc.	20,222	21,233
*	InfuSystem Holdings, Inc.	25,741	317,129
*	Innoviva, Inc.	213,696	2,310,054
#*	Inogen, Inc.	35,434	1,035,027
*	Inovalon Holdings, Inc., Class A	14,528	275,887
*	Insulet Corp.	36,825	8,184,356
*	Integer Holdings Corp.	58,442	3,415,935
*	Integra LifeSciences Holdings Corp.	132,246	5,832,049
#*	Intellia Therapeutics, Inc.	81,574	1,952,882
*	Intra-Cellular Therapies, Inc.	102,888	2,538,247
#*	IntriCon Corp.	16,863	210,787
*	Intuitive Surgical, Inc.	41,871	27,931,307
#	Invacare Corp.	123,056	997,984
*	Ionis Pharmaceuticals, Inc.	103,810	4,873,879
*	IQVIA Holdings, Inc.	115,937	17,853,139
#*	iRadimed Corp.	1,881	42,605
*	IRIDEX Corp.	6,830	12,157
#*	Ironwood Pharmaceuticals, Inc.	138,661	1,369,971
*	IVERIC bio, Inc.	18,707	110,745
*	Jazz Pharmaceuticals P.L.C.	88,712	12,783,399
	Johnson & Johnson.	1,801,538	247,008,875
#*	Jounce Therapeutics, Inc.	68,543	570,278
#*	Kala Pharmaceuticals, Inc.	15,464	102,062
*	KalVista Pharmaceuticals, Inc.	19,552	336,490
#*	Karyopharm Therapeutics, Inc.	93,157	1,380,587
	Kewaunee Scientific Corp.	3,487	28,768
#*	Kindred Biosciences, Inc.	65,008	226,878
*	Kiniksa Pharmaceuticals, Ltd., Class A	6,941	108,696
*	Kura Oncology, Inc.	42,808	1,337,750
*	Laboratory Corp. of America Holdings	92,172	18,413,200
#*	Lannett Co., Inc.	68,351	439,497
#*	Lantheus Holdings, Inc.	107,979	1,172,652
#	LeMaitre Vascular, Inc.	34,567	1,122,736
#*	LENSAR, Inc.	23,475	229,116
*	LHC Group, Inc.	60,449	13,090,231
#*	Ligand Pharmaceuticals, Inc.	26,328	2,170,744
*	LivaNova P.L.C.	87,518	4,405,656
	Luminex Corp.	76,512	1,686,324
#*	Lumos Pharma, Inc.	950	13,680
*	MacroGenics, Inc.	81,108	1,574,306
#*	Madrigal Pharmaceuticals, Inc.	23,815	3,030,459
*	Magellan Health, Inc.	55,667	4,023,054
#*	Marinus Pharmaceuticals, Inc.	2,939	38,325
*	Masimo Corp.	61,976	13,871,468
	McKesson Corp.	219,006	32,301,195
*»	MedCath Corp.	11,283	0

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	MEDNAX, Inc.	163,896	$2,089,674
*	Medpace Holdings, Inc.	54,695	6,067,863
	Medtronic P.L.C.	576,518	57,980,415
*	MEI Pharma, Inc.	37,625	97,825
	Merck & Co., Inc.	1,553,125	116,810,531
*	Meridian Bioscience, Inc.	80,414	1,379,100
*	Merit Medical Systems, Inc.	88,747	4,441,787
#	Merrimack Pharmaceuticals, Inc.	26,708	103,093
*	Mersana Therapeutics, Inc.	2,783	50,150
#	Mesa Laboratories, Inc.	2,445	639,147
*	Mettler-Toledo International, Inc.	23,187	23,138,539
#*	Minerva Neurosciences, Inc.	92,692	297,541
#*	Misonix, Inc.	2,220	25,219
#*	Moderna, Inc.	123,614	8,340,237
*	Molecular Templates, Inc.	39,645	350,462
*	Molina Healthcare, Inc.	125,899	23,476,387
#*	MTBC, Inc.	875	6,711
*	Mylan NV	601,571	8,746,842
*	MyoKardia, Inc.	8,503	1,900,676
*	Myriad Genetics, Inc.	140,407	1,745,259
	National HealthCare Corp.	32,630	2,065,479
	National Research Corp.	19,322	1,000,880
*	Natus Medical, Inc.	56,655	1,031,688
#*	Nektar Therapeutics	28,024	443,900
*	Neogen Corp.	56,869	3,966,044
#*	NeoGenomics, Inc.	117,747	4,619,215
#*	Neoleukin Therapeutics, Inc.	30,801	323,102
*	Neurocrine Biosciences, Inc.	68,974	6,805,665
*	NextGen Healthcare, Inc.	121,618	1,654,005
#*	NGM Biopharmaceuticals, Inc.	940	16,300
#*	Novavax, Inc.	27,552	2,223,722
*	Novocure, Ltd.	44,113	5,386,197
*	NuVasive, Inc.	80,060	3,557,066
*	Omnicell, Inc.	63,105	5,461,738
*	Opiant Pharmaceuticals, Inc.	3,087	21,269
#*	OPKO Health, Inc.	332,514	1,170,449
	Option Care Health, Inc.	0	0
#*	OraSure Technologies, Inc.	132,784	1,983,793
*	Orthofix Medical, Inc.	35,988	1,124,985
#*	OrthoPediatrics Corp.	2,923	130,366
*	Otonomy, Inc.	48,825	174,793
#*	Ovid therapeutics, Inc.	9,993	51,064
	Owens & Minor, Inc.	182,492	4,584,199
#*	Oxford Immunotec Global P.L.C.	42,990	483,208
*	Pacira BioSciences, Inc.	42,539	2,224,790
#	Patterson Cos., Inc.	145,341	3,615,357
*	PDL BioPharma, Inc.	309,383	665,173
*	Pennant Group, Inc.	57,609	2,399,991
#*	Penumbra, Inc.	20,139	5,256,883
	PerkinElmer, Inc.	94,814	12,283,154
	Perrigo Co. P.L.C.	195,123	8,560,046
#*	PetIQ, Inc.	35,949	1,026,703
	Pfizer, Inc.	3,028,207	107,440,784
	Phibro Animal Health Corp., Class A	43,519	715,452
*	PRA Health Sciences, Inc.	110,860	10,802,198
	Premier, Inc., Class A	147,531	4,828,690
#*	Prestige Consumer Healthcare, Inc.	106,676	3,523,508
	Principia Biopharma, Inc.	0	0
*	Pro-Dex, Inc.	7,945	278,472

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#»	Progenic Pharmaceuticals, Inc.	48,282	$2,062
	ProPhase Labs, Inc.	62	449
*	Protagonist Therapeutics, Inc.	40,777	772,724
*	Prothena Corp. P.L.C.	98,078	1,070,031
*	Providence Service Corp. (The)	27,418	3,222,986
	Psychemedics Corp.	5,773	21,764
*	PTC Therapeutics, Inc.	5,175	270,083
	Quest Diagnostics, Inc.	129,702	15,841,802
*	Quidel Corp.	67,971	18,235,940
*	R1 RCM, Inc.	28,769	515,540
#*	RadNet, Inc.	69,278	1,005,224
	Reata Pharmaceuticals Inc., Class A	0	0
*	Regeneron Pharmaceuticals, Inc.	38,513	20,934,126
*	REGENXBIO, Inc.	57,160	1,643,922
*	Repligen Corp.	66,571	11,088,731
	ResMed, Inc.	98,784	18,960,601
*	Retrophin, Inc.	81,919	1,658,041
#*	Revance Therapeutics, Inc.	40,412	1,045,863
#*	Rhythm Pharmaceuticals, Inc.	10,598	224,360
#*	Rigel Pharmaceuticals, Inc.	168,890	418,847
#*	Rocket Pharmaceuticals, Inc.	25,122	701,909
*	Sage Therapeutics, Inc.	38,498	2,824,983
#*	Sangamo Therapeutics, Inc.	193,885	2,004,771
*	Sarepta Therapeutics, Inc.	64,379	8,749,750
*	Seagen, Inc.	57,589	9,605,845
*	SeaSpine Holdings Corp.	42,767	545,707
*	Select Medical Holdings Corp.	276,790	5,807,054
#*	Sensus Healthcare, Inc.	9,865	24,465
#*	Sharps Compliance Corp.	8,960	53,402
#*	Shockwave Medical, Inc.	5,657	386,486
#*	Sientra, Inc.	71,924	303,519
*	SIGA Technologies, Inc.	2,600	16,614
	Simulations Plus, Inc.	13,194	855,235
#*	Spectrum Pharmaceuticals, Inc.	165,599	568,005
#*	Spero Therapeutics, Inc.	25,932	339,969
*	STAAR Surgical Co.	46,043	3,338,117
	STERIS P.L.C.	77,392	13,713,088
	Stryker Corp.	140,784	28,439,776
*	Supernus Pharmaceuticals, Inc.	93,580	1,718,129
*	Surface Oncology, Inc.	900	7,542
*	Surgalign Holdings, Inc.	140,683	244,788
*	Surgery Partners, Inc.	63,450	1,384,479
*	Surmodics, Inc.	21,748	799,239
*	Syndax Pharmaceuticals, Inc.	40,982	713,497
*	Syneos Health, Inc.	170,630	9,057,040
*	Synlogic, Inc.	62,889	116,974
#*	Syros Pharmaceuticals, Inc.	45,196	301,457
#*	Tabula Rasa HealthCare, Inc.	11,350	392,029
#*	Tactile Systems Technology, Inc.	14,940	546,505
*	Tandem Diabetes Care, Inc.	20,684	2,254,556
*	Taro Pharmaceutical Industries, Ltd.	49,694	2,913,559
#*	Teladoc Health, Inc.	41,477	8,148,571
	Teleflex, Inc.	34,639	11,023,169
*	Tenet Healthcare Corp.	162,461	3,986,793
	Thermo Fisher Scientific, Inc.	168,163	79,561,279
#*	Tivity Health, Inc.	70,723	972,441
#*	Triple-S Management Corp., Class B	60,055	1,112,219
#*	Ultragenyx Pharmaceutical, Inc.	23,738	2,385,669
*	United Therapeutics Corp.	83,293	11,180,419

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	UnitedHealth Group, Inc.	577,060	$176,084,088
	Universal Health Services, Inc., Class B	131,508	14,406,701
#	US Physical Therapy, Inc.	19,315	1,532,259
	Utah Medical Products, Inc.	6,686	554,938
*	Vanda Pharmaceuticals, Inc.	89,127	952,768
#*	Varex Imaging Corp.	64,112	859,101
*	Varian Medical Systems, Inc.	69,657	12,036,730
#*	VBI Vaccines, Inc.	6,513	15,306
*	Veeva Systems, Inc., Class A	54,264	14,653,993
*	Verastem, Inc.	73,481	88,177
*	Vericel Corp.	34,242	634,504
*	Vertex Pharmaceuticals, Inc.	108,448	22,596,225
#*	Vocera Communications, Inc.	11,523	377,724
*	Waters Corp.	46,656	10,395,890
	West Pharmaceutical Services, Inc.	77,794	21,165,414
#*	Wright Medical Group NV	100,263	3,067,045
#*	XBiotech, Inc.	1,680	28,745
#*	Xencor, Inc.	90,009	3,454,545
#*	Xenon Pharmaceuticals, Inc.	4,086	39,716
	Zimmer Biomet Holdings, Inc.	162,348	21,446,171
	Zoetis, Inc.	347,870	55,154,788
#*	Zogenix, Inc.	68,863	1,468,159
#*	Zynerba Pharmaceuticals, Inc.	7,495	25,708

TOTAL HEALTH CARE			3,081,247,532

INDUSTRIALS — (12.0%)
	3M Co.	495,848	79,315,846
#	AAON, Inc.	80,219	4,685,592
	AAR Corp.	73,383	1,428,033
	ABM Industries, Inc.	119,788	4,159,039
*	Acacia Research Corp.	41,555	130,898
	ACCO Brands Corp.	224,566	1,183,463
	Acme United Corp.	3,771	106,342
#	Acuity Brands, Inc.	72,098	6,426,816
	ADT, Inc.	163,792	1,079,389
	Advanced Drainage Systems, Inc.	120,704	7,656,255
*	AECOM	262,221	11,757,990
*	Aegion Corp.	66,443	937,511
#*	Aerojet Rocketdyne Holdings, Inc.	154,966	5,023,998
*	Aerovironment, Inc.	39,958	3,051,193
	AGCO Corp.	153,388	11,815,478
	Air Lease Corp.	233,162	6,351,333
*	Air T, Inc.	3,463	32,518
*	Air Transport Services Group, Inc.	153,641	4,308,094
	Alamo Group, Inc.	22,524	2,710,313
	Alaska Air Group, Inc.	222,496	8,430,373
	Albany International Corp., Class A	56,720	2,889,317
	Allegiant Travel Co.	22,158	2,986,012
	Allegion P.L.C.	88,656	8,732,616
	Allied Motion Technologies, Inc.	20,720	782,802
	Allison Transmission Holdings, Inc.	246,474	8,910,035
#*	Alpha Pro Tech, Ltd.	8,900	126,291
	Altra Industrial Motion Corp.	81,648	3,491,268
	AMERCO	32,920	11,428,507
*	Ameresco, Inc., Class A	50,423	1,935,739
#	American Airlines Group, Inc.	124,911	1,408,996
#*	American Superconductor Corp.	24,704	343,633
*	American Woodmark Corp.	39,482	3,261,608
	AMETEK, Inc.	222,520	21,851,464

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	AMREP Corp.	6,773	$44,092
	AO Smith Corp.	212,406	10,979,266
	Apogee Enterprises, Inc.	48,726	1,164,064
	Applied Industrial Technologies, Inc.	54,332	3,316,969
	ARC Document Solutions, Inc.	85,326	99,831
	ArcBest Corp.	41,022	1,251,991
	Arcosa, Inc.	102,487	4,731,825
#	Argan, Inc.	35,110	1,446,181
*	Armstrong Flooring, Inc.	80,448	238,126
	Armstrong World Industries, Inc.	87,624	5,248,678
*	ASGN, Inc.	92,025	6,136,227
	Astec Industries, Inc.	50,133	2,546,756
*	Astronics Corp.	43,816	280,422
*	Astronics Corp., Class B	10,587	67,757
*	Atkore International Group, Inc.	102,243	2,115,408
*	Atlas Air Worldwide Holdings, Inc.	62,101	3,673,895
*	Avalon Holdings Corp., Class A	6,700	11,390
*	Avis Budget Group, Inc.	88,706	2,986,731
*	Axon Enterprise, Inc.	61,535	6,085,811
	AZZ, Inc.	47,647	1,600,463
	Barnes Group, Inc.	94,127	3,454,461
	Barrett Business Services, Inc.	14,347	850,060
*	Beacon Roofing Supply, Inc.	125,285	3,846,249
	BG Staffing, Inc.	22,090	176,057
*	Blue Bird Corp.	9,063	104,587
*	BMC Stock Holdings, Inc.	146,820	5,812,604
	Boeing Co. (The)	293,933	42,440,986
	Brady Corp., Class A	83,467	3,148,375
	Brink’s Co. (The)	59,845	2,563,161
*	Broadwind, Inc.	61,900	230,268
*	Builders FirstSource, Inc.	218,872	6,631,822
	BWX Technologies, Inc.	127,681	7,023,732
	CAI International, Inc.	49,942	1,315,972
	Carlisle Cos., Inc.	80,867	10,016,995
	Carrier Global Corp.	568,981	18,998,276
*	Casella Waste Systems, Inc., Class A	57,254	3,091,143
	Caterpillar, Inc.	502,340	78,892,497
*	CBIZ, Inc.	101,190	2,293,977
*	CECO Environmental Corp.	68,343	483,868
#	CH Robinson Worldwide, Inc.	154,886	13,696,569
*	Chart Industries, Inc.	72,537	6,125,750
#	Chicago Rivet & Machine Co.	474	9,776
#*	Cimpress P.L.C.	37,142	2,726,223
	Cintas Corp.	94,307	29,664,267
*	CIRCOR International, Inc.	42,763	1,193,088
*	Civeo Corp.	99,944	71,470
*	Clean Harbors, Inc.	106,173	5,623,984
*	Colfax Corp.	190,894	5,190,408
	Columbus McKinnon Corp.	45,169	1,530,777
	Comfort Systems USA, Inc.	76,089	3,484,876
*	Commercial Vehicle Group, Inc.	60,558	354,264
	CompX International, Inc.	5,126	64,793
#*	Construction Partners, Inc., Class A	67,152	1,368,558
	Copa Holdings SA, Class A	55,407	2,730,457
*	Copart, Inc.	177,103	19,545,087
	CoreLogic, Inc.	174,810	13,448,133
#*	Cornerstone Building Brands, Inc.	160,128	1,228,182
	Costamare, Inc.	192,002	1,092,491
*	CoStar Group, Inc.	17,775	14,639,668

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Covanta Holding Corp.	253,383	$2,300,718
*	Covenant Logistics Group, Inc.	45,000	619,650
#*	CPI Aerostructures, Inc.	14,667	33,441
	CRA International, Inc.	15,631	640,089
	Crane Co.	100,986	5,125,039
	CSW Industrials, Inc.	33,083	2,829,589
	CSX Corp.	605,021	47,760,358
	Cubic Corp.	56,986	3,368,442
	Cummins, Inc.	206,674	45,445,546
	Curtiss-Wright Corp.	88,046	7,427,561
#*	Daseke, Inc.	9,684	63,624
	Deere & Co.	199,958	45,172,512
	Delta Air Lines, Inc.	580,119	17,774,846
	Deluxe Corp.	65,997	1,414,976
#*	DLH Holdings Corp.	17,566	157,391
	Donaldson Co., Inc.	244,259	11,602,302
	Douglas Dynamics, Inc.	48,640	1,659,110
	Dover Corp.	157,482	17,434,832
*	Ducommun, Inc.	24,955	821,019
*	DXP Enterprises, Inc.	35,665	557,801
#*	Dycom Industries, Inc.	80,481	5,226,436
#*	Eagle Bulk Shipping, Inc.	15,618	214,904
	Eastern Co. (The)	10,629	217,576
	Eaton Corp. P.L.C.	274,859	28,527,616
*	Echo Global Logistics, Inc.	71,510	1,928,625
	EMCOR Group, Inc.	124,882	8,515,704
	Emerson Electric Co.	532,614	34,508,061
	Encore Wire Corp.	46,521	2,149,735
	Enerpac Tool Group Corp.	108,605	1,936,427
	EnerSys	76,542	5,480,407
	Ennis, Inc.	54,680	833,323
	EnPro Industries, Inc.	42,909	2,532,489
	Equifax, Inc.	67,418	9,209,299
	ESCO Technologies, Inc.	42,104	3,523,684
	Espey Manufacturing & Electronics Corp.	1,489	28,061
#*	EVI Industries, Inc.	100	2,921
*	Evoqua Water Technologies Corp.	35,098	804,797
*	ExOne Co. (The)	6,834	68,682
	Expeditors International of Washington, Inc.	158,007	13,963,079
	Exponent, Inc.	77,477	5,391,624
	Fastenal Co.	497,576	21,510,210
	Federal Signal Corp.	131,886	3,782,490
	FedEx Corp.	184,931	47,984,047
	Flowserve Corp.	217,411	6,331,008
#*	Forrester Research, Inc.	33,301	1,230,139
	Fortive Corp.	210,263	12,952,201
	Fortune Brands Home & Security, Inc.	241,697	19,546,036
	Forward Air Corp.	49,394	3,110,340
*	Franklin Covey Co.	20,263	342,850
	Franklin Electric Co., Inc.	82,295	4,915,480
*	FreightCar America, Inc.	10,056	15,185
*	FTI Consulting, Inc.	71,175	7,007,890
#	GATX Corp.	70,939	4,843,715
	Genco Shipping & Trading, Ltd.	79,689	514,791
*	Gencor Industries, Inc.	20,887	241,454
*	Generac Holdings, Inc.	101,950	21,424,792
	General Dynamics Corp.	159,760	20,981,281
	General Electric Co.	4,049,897	30,050,236
*	Gibraltar Industries, Inc.	55,421	3,183,936

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	GMS, Inc.	79,138	$1,788,519
	Golden Ocean Group, Ltd.	0	0
*	Goldfield Corp. (The)	58,411	270,443
	Gorman-Rupp Co. (The)	57,516	1,785,872
*	GP Strategies Corp.	31,707	305,973
	Graco, Inc.	261,130	16,163,947
#	GrafTech International, Ltd.	190,704	1,287,252
	Graham Corp.	16,735	220,902
#	Granite Construction, Inc.	88,551	1,709,920
*	Great Lakes Dredge & Dock Corp.	228,135	2,356,635
#	Greenbrier Cos., Inc. (The)	70,478	1,901,496
	Griffon Corp.	126,056	2,702,641
	H&E Equipment Services, Inc.	94,682	1,992,109
*	Harsco Corp.	146,327	1,887,618
#	Hawaiian Holdings, Inc.	88,838	1,230,406
*	HD Supply Holdings, Inc.	355,464	14,168,795
#	Healthcare Services Group, Inc.	89,501	2,047,783
	Heartland Express, Inc.	174,654	3,197,915
#	HEICO Corp.	45,609	4,791,225
	HEICO Corp., Class A	88,577	8,281,949
	Heidrick & Struggles International, Inc.	43,173	986,503
	Helios Technologies, Inc.	64,285	2,689,684
*	Herc Holdings, Inc.	72,161	3,201,062
*	Heritage-Crystal Clean, Inc.	40,929	674,510
	Herman Miller, Inc.	137,825	4,199,528
	Hexcel Corp.	178,905	5,989,739
*	Hill International, Inc.	110,429	145,766
	Hillenbrand, Inc.	165,926	4,853,335
	HNI Corp.	94,485	3,075,487
	Honeywell International, Inc.	451,752	74,516,492
*	Houston Wire & Cable Co.	26,484	72,831
	Howmet Aerospace, Inc.	502,344	8,665,434
*	Hub Group, Inc., Class A	71,789	3,598,783
	Hubbell, Inc.	109,724	15,965,939
*	Hudson Global, Inc.	15,602	160,701
	Huntington Ingalls Industries, Inc.	68,352	10,080,553
	Hurco Cos., Inc.	16,016	477,917
*	Huron Consulting Group, Inc.	44,751	1,694,273
#*	Huttig Building Products, Inc.	1,912	6,482
	Hyster-Yale Materials Handling, Inc.	23,842	1,010,901
*	IAA, Inc.	202,167	11,440,631
	ICF International, Inc.	35,088	2,294,404
	IDEX Corp.	55,745	9,498,391
*	IES Holdings, Inc.	6,920	220,886
	Illinois Tool Works, Inc.	230,878	45,224,383
*	Ingersoll Rand, Inc.	386,990	13,521,431
	Innovative Solutions & Support, Inc.	12,502	76,637
	Insperity, Inc.	52,909	4,051,771
	Insteel Industries, Inc.	46,239	1,006,161
	Interface, Inc.	142,557	873,874
	ITT, Inc.	157,372	9,522,580
	Jacobs Engineering Group, Inc.	126,102	11,979,690
	JB Hunt Transport Services, Inc.	107,434	13,079,015
*	JELD-WEN Holding, Inc.	206,093	4,334,136
*	JetBlue Airways Corp.	489,957	5,864,785
	John Bean Technologies Corp.	62,465	5,245,186
	Johnson Controls International P.L.C.	601,485	25,388,682
	Kadant, Inc.	23,674	2,725,351
	Kaman Corp.	50,031	1,984,229

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kansas City Southern	83,478	$14,703,815
	KAR Auction Services, Inc.	232,415	3,383,962
	Kelly Services, Inc., Class A	67,205	1,168,023
	Kennametal, Inc.	174,264	5,402,184
	Kforce, Inc.	62,701	2,175,725
	Kimball International, Inc., Class B	91,756	945,087
*	Kirby Corp.	103,353	3,978,057
	Knight-Swift Transportation Holdings, Inc.	278,609	10,584,356
	Knoll, Inc.	101,401	1,162,055
	Korn Ferry.	119,716	3,614,226
#*	Kratos Defense & Security Solutions, Inc.	175,939	3,323,488
	L3Harris Technologies, Inc.	116,137	18,710,832
	Landstar System, Inc.	73,700	9,190,390
*	Lawson Products, Inc.	15,719	647,780
*	LB Foster Co., Class A	19,948	270,495
#	Lennox International, Inc.	38,309	10,407,023
*	Limbach Holdings, Inc.	8,154	72,815
	Lincoln Electric Holdings, Inc.	110,830	11,284,711
#	Lindsay Corp.	18,041	1,899,717
	Lockheed Martin Corp.	186,232	65,205,410
*	LS Starrett Co. (The), Class A	110,135	289,655
	LSI Industries, Inc.	73,480	502,603
*	Lydall, Inc.	33,553	664,014
	Macquarie Infrastructure Corp.	117,892	3,041,614
*	Manitex International, Inc.	31,987	131,467
*	Manitowoc Co., Inc. (The)	71,737	540,180
	ManpowerGroup, Inc.	110,436	7,495,291
	Marten Transport, Ltd.	176,079	2,701,932
	Masco Corp.	197,506	10,586,322
*	Masonite International Corp.	53,770	4,731,760
#*	MasTec, Inc.	186,825	9,273,993
*	Mastech Digital, Inc.	14,713	230,700
	Matson, Inc.	104,665	5,437,347
	Matthews International Corp., Class A	59,295	1,294,410
	McGrath RentCorp	52,725	3,009,543
*	Mercury Systems, Inc.	79,052	5,445,102
#*	Meritor, Inc.	199,431	4,854,151
*	Mesa Air Group, Inc.	55,281	174,688
*	Middleby Corp. (The)	89,166	8,875,584
	Miller Industries, Inc.	14,667	439,130
*	Mistras Group, Inc.	54,077	201,166
	Moog, Inc., Class A	62,169	3,878,724
*	Morgan Group Holding Co.	125	777
*	MRC Global, Inc.	152,455	649,458
#	MSA Safety, Inc.	60,905	8,034,588
	MSC Industrial Direct Co., Inc., Class A	93,907	6,541,562
	Mueller Industries, Inc.	123,214	3,564,581
	Mueller Water Products, Inc., Class A	325,032	3,367,331
*	MYR Group, Inc.	39,987	1,709,444
	National Presto Industries, Inc.	14,955	1,242,611
*	Navistar International Corp.	165,801	7,147,681
	Nielsen Holdings P.L.C.	626,175	8,459,624
	NL Industries, Inc.	260,217	1,077,298
#	NN, Inc.	96,498	517,229
	Nordson Corp.	62,735	12,134,831
	Norfolk Southern Corp.	192,548	40,265,638
	Northrop Grumman Corp.	116,050	33,633,611
*	Northwest Pipe Co.	9,070	243,076
*	NOW, Inc.	240,707	979,677

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	NV5 Global, Inc.	22,888	$1,283,559
	nVent Electric P.L.C.	241,846	4,365,320
	Old Dominion Freight Line, Inc.	130,802	24,900,777
#	Omega Flex, Inc.	5,588	836,524
#*	Orion Energy Systems, Inc.	5,003	32,119
*	Orion Group Holdings, Inc.	85,460	278,600
	Oshkosh Corp.	142,318	9,586,540
	Otis Worldwide Corp.	270,834	16,596,707
	Owens Corning.	189,424	12,401,589
	PACCAR, Inc.	484,338	41,352,778
*	PAM Transportation Services, Inc.	15,596	617,602
	Pangaea Logistics Solutions, Ltd.	45,179	120,628
	Park Aerospace Corp.	47,012	497,857
	Parker-Hannifin Corp.	179,523	37,405,412
	Park-Ohio Holdings Corp.	24,296	479,603
	Patriot Transportation Holding, Inc.	3,354	30,924
	Pentair P.L.C.	318,645	15,855,775
*	Performant Financial Corp.	46,025	47,866
*	Perma-Fix Environmental Services	9,203	63,041
*	Perma-Pipe International Holdings, Inc.	8,588	46,719
*	PGT Innovations, Inc.	113,912	1,888,661
*	PICO Holdings, Inc.	35,211	291,195
	Pitney Bowes, Inc.	217,515	1,155,005
	Powell Industries, Inc.	23,298	550,532
	Preformed Line Products Co.	9,850	542,045
	Primoris Services Corp.	107,379	2,026,242
*	Proto Labs, Inc.	39,420	4,654,714
#	Quad/Graphics, Inc.	93,200	211,564
	Quanex Building Products Corp.	72,949	1,327,672
	Quanta Services, Inc.	238,239	14,873,261
*	Radiant Logistics, Inc.	103,930	534,200
	Raven Industries, Inc.	60,903	1,334,994
	Raytheon Technologies Corp.	1,102,127	59,867,539
*	RBC Bearings, Inc.	37,463	4,459,970
*	RCM Technologies, Inc.	7,192	9,134
#*	Red Violet, Inc.	3,537	73,570
	Regal Beloit Corp.	87,071	8,589,554
	Republic Services, Inc.	263,376	23,221,862
*	Resideo Technologies, Inc.	85,646	863,312
	Resources Connection, Inc.	62,602	672,345
	REV Group, Inc.	120,030	942,235
	Rexnord Corp.	221,032	7,090,707
	Robert Half International, Inc.	228,120	11,563,403
	Rockwell Automation, Inc.	112,334	26,636,638
#	Rollins, Inc.	207,959	12,030,428
	Roper Technologies, Inc.	50,743	18,842,906
	Rush Enterprises, Inc., Class A	104,853	3,757,931
	Rush Enterprises, Inc., Class B	11,071	348,183
	Ryder System, Inc.	144,467	7,116,444
*	Saia, Inc.	57,953	8,557,340
	Schneider National, Inc., Class B	162,889	3,593,331
#	Scorpio Bulkers, Inc.	14,946	164,107
*	Sensata Technologies Holding P.L.C.	273,101	11,937,245
*	Servotronics, Inc.	389	3,246
	Shyft Group, Inc. (The)	72,868	1,407,081
*	SIFCO Industries, Inc.	3,251	11,541
	Simpson Manufacturing Co., Inc.	77,914	6,912,530
#*	SiteOne Landscape Supply, Inc.	61,370	7,333,101
	SkyWest, Inc.	123,767	3,592,956

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Snap-on, Inc.	95,887	$15,105,079
	Southwest Airlines Co.	589,629	23,308,034
*	SP Plus Corp.	50,772	935,728
	Spirit AeroSystems Holdings, Inc., Class A	180,727	3,287,424
*	Spirit Airlines, Inc.	155,695	2,735,561
*	SPX Corp.	80,175	3,398,618
*	SPX FLOW, Inc.	94,518	4,002,837
	Standex International Corp.	25,488	1,582,550
	Stanley Black & Decker, Inc.	149,484	24,844,241
	Steelcase, Inc., Class A	190,439	1,988,183
*	Stericycle, Inc.	143,757	8,956,061
*	Sterling Construction Co., Inc.	62,906	924,718
#*	Sunrun, Inc.	264,505	13,759,550
	Systemax, Inc.	75,437	2,144,674
*	Taylor Devices, Inc.	100	925
*	Team, Inc.	65,371	350,389
*	Teledyne Technologies, Inc.	28,230	8,727,304
	Tennant Co.	40,156	2,394,101
	Terex Corp.	146,779	3,623,973
	Tetra Tech, Inc.	78,447	7,916,087
*	Textainer Group Holdings, Ltd.	115,302	1,667,267
	Textron, Inc.	363,173	13,001,593
*	Thermon Group Holdings, Inc.	63,420	639,908
	Timken Co. (The)	152,992	9,133,622
	Titan International, Inc.	216,752	596,068
*	Titan Machinery, Inc.	49,817	746,757
	Toro Co. (The)	146,278	12,009,424
*	TPI Composites, Inc.	57,018	1,888,436
	Trane Technologies P.L.C.	217,326	28,850,026
*	Transcat, Inc.	14,702	454,439
	TransDigm Group, Inc.	38,811	18,528,759
	TransUnion	148,725	11,847,433
#*	Trex Co., Inc.	141,880	9,866,335
*	TriMas Corp.	95,214	2,316,557
*	TriNet Group, Inc.	123,118	8,485,293
#	Trinity Industries, Inc.	253,963	4,784,663
	Triton International, Ltd.	159,067	5,866,391
*	TrueBlue, Inc.	80,053	1,242,423
#*	Tutor Perini Corp.	91,629	1,237,908
*	Twin Disc, Inc.	24,297	122,943
*	U.S. Xpress Enterprises, Inc., Class A	34,593	249,416
	UFP Industries, Inc.	110,846	5,532,324
*	Ultralife Corp.	26,332	135,873
	UniFirst Corp.	26,576	4,353,415
	Union Pacific Corp.	430,755	76,325,478
*	United Airlines Holdings, Inc.	498,015	16,862,788
	United Parcel Service, Inc., Class B	506,541	79,582,656
*	United Rentals, Inc.	148,882	26,544,172
*	Univar Solutions, Inc.	262,523	4,355,257
	Universal Logistics Holdings, Inc.	63,922	1,261,181
*	Upwork, Inc.	78,329	1,445,170
	US Ecology, Inc.	48,288	1,473,750
*	USA Truck, Inc.	19,734	169,120
	Valmont Industries, Inc.	37,586	5,335,333
*	Vectrus, Inc.	21,780	860,746
	Verisk Analytics, Inc.	93,252	16,596,058
*	Veritiv Corp.	55,222	795,197
	Viad Corp.	38,633	772,660
*	Vicor Corp.	31,055	2,422,290

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Virco Manufacturing Corp.	14,468	$28,357
*	Volt Information Sciences, Inc.	243,406	309,126
	VSE Corp.	23,879	691,536
#	Wabash National Corp.	118,253	1,686,288
	Waste Management, Inc.	314,321	33,918,379
	Watsco, Inc.	50,740	11,372,864
	Watsco, Inc., Class B	2,268	513,555
	Watts Water Technologies, Inc., Class A	47,397	5,250,166
#*	Welbilt, Inc.	187,572	1,140,438
	Werner Enterprises, Inc.	154,083	5,858,236
*	WESCO International, Inc.	112,876	4,655,006
	Westinghouse Air Brake Technologies Corp.	170,207	10,093,275
*	Willdan Group, Inc.	18,461	483,124
*	Willis Lease Finance Corp.	4,420	93,748
*	WillScot Mobile Mini Holdings Corp.	418,008	7,766,589
	Woodward, Inc.	107,400	8,543,670
	WW Grainger, Inc.	50,698	17,745,314
#*	XPO Logistics, Inc.	209,184	18,826,560
	Xylem, Inc.	138,531	12,071,591
*	YRC Worldwide, Inc.	50,565	198,215

TOTAL INDUSTRIALS			2,970,536,887

INFORMATION TECHNOLOGY — (24.2%)
#*	2U, Inc.	12,839	473,117
#*	3D Systems Corp.	195,732	1,113,715
#*	Acacia Communications, Inc.	66,886	4,530,858
	Accenture P.L.C., Class A	449,468	97,494,104
*	ACI Worldwide, Inc.	195,643	5,706,906
#*	ACM Research, Inc., Class A	11,326	797,011
#*	ADDvantage Technologies Group, Inc.	3,642	6,847
*	Adobe, Inc.	257,391	115,079,516
	ADTRAN, Inc.	188,280	2,012,713
*	Advanced Energy Industries, Inc.	63,206	4,264,509
*	Advanced Micro Devices, Inc.	588,655	44,319,835
*	Agilysys, Inc.	33,661	911,540
*	Airgain, Inc.	10,681	147,611
*	Akamai Technologies, Inc.	159,784	15,198,654
#*	Alarm.com Holdings, Inc.	53,436	3,116,922
*	Alithya Group, Inc., Class A	19,215	46,116
	Alliance Data Systems Corp.	81,515	4,201,283
*	Alpha & Omega Semiconductor, Ltd.	72,667	1,152,499
#*	Altair Engineering, Inc., Class A	13,164	566,447
#*	Alteryx, Inc., Class A	18,008	2,257,303
*	Ambarella, Inc.	49,679	2,715,951
	Amdocs, Ltd.	148,537	8,374,516
	American Software, Inc., Class A	48,020	704,934
*	Amkor Technology, Inc.	538,854	6,385,420
	Amphenol Corp., Class A	190,366	21,480,899
*	Amtech Systems, Inc.	28,269	150,391
	Analog Devices, Inc.	203,084	24,071,547
#*	Anaplan, Inc.	43,388	2,401,526
*	ANSYS, Inc.	52,930	16,110,304
*	Appfolio, Inc., Class A	17,311	2,473,223
	Apple, Inc.	11,765,268	1,280,767,074
	Applied Materials, Inc.	626,740	37,121,810
#*	Applied Optoelectronics, Inc.	18,185	159,664
*	Arista Networks, Inc.	59,322	12,392,366
*	Arlo Technologies, Inc.	154,924	690,961
*	Arrow Electronics, Inc.	121,388	9,454,911

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aspen Technology, Inc.	82,932	$9,106,763
	AstroNova, Inc.	10,455	82,595
#*	Asure Software, Inc.	18,562	131,233
*	Atlassian Corp. P.L.C., Class A	25,965	4,975,413
*	Autodesk, Inc.	118,624	27,940,697
	Automatic Data Processing, Inc.	341,430	53,932,283
*	Avalara, Inc.	35,054	5,224,799
*	Avaya Holdings Corp.	213,248	3,667,866
*	Aviat Networks, Inc.	22,156	410,108
*	Avid Technology, Inc.	61,557	573,711
	Avnet, Inc.	179,779	4,435,148
*	Aware, Inc.	26,185	69,128
*	Axcelis Technologies, Inc.	62,487	1,379,088
#*	AXT, Inc.	84,751	504,268
#	Badger Meter, Inc.	51,012	3,741,220
#	Bel Fuse, Inc., Class A	1,700	20,706
	Bel Fuse, Inc., Class B	19,194	224,762
	Belden, Inc.	82,311	2,541,764
	Benchmark Electronics, Inc.	68,774	1,432,562
*	BK Technologies Corp.	6,762	20,083
*	Black Knight, Inc.	116,435	10,240,458
	Blackbaud, Inc.	60,698	2,994,839
	Booz Allen Hamilton Holding Corp.	163,920	12,867,720
*	Bottomline Technologies De, Inc.	37,717	1,498,119
*	Brightcove, Inc.	5,100	64,515
	Broadcom, Inc.	245,375	85,790,461
	Broadridge Financial Solutions, Inc.	136,602	18,796,435
»	BroadVision, Inc.	3,362	2,155
#	Brooks Automation, Inc.	120,194	5,613,060
*	BSQUARE Corp.	17,115	19,511
*	CACI International, Inc., Class A	48,571	10,128,511
*	Cadence Design Systems, Inc.	206,896	22,628,216
*	CalAmp Corp.	69,460	491,777
*	Calix, Inc.	102,448	2,398,308
#*	Cardtronics P.L.C., Class A	108,442	1,931,352
	Cass Information Systems, Inc.	28,092	1,101,768
	CDK Global, Inc.	154,754	6,669,897
	CDW Corp.	140,831	17,265,881
#*	Cerence, Inc.	63,456	3,463,428
*	Ceridian HCM Holding, Inc.	57,326	4,942,648
*	CEVA, Inc.	34,538	1,392,572
*	ChannelAdvisor Corp.	39,118	633,712
*	Ciena Corp.	268,852	10,590,080
*	Cirrus Logic, Inc.	100,651	6,931,834
	Cisco Systems, Inc.	2,696,369	96,799,647
	Citrix Systems, Inc.	91,409	10,353,897
*	Clearfield, Inc.	16,592	347,271
*	ClearOne, Inc.	8,800	14,344
	CMC Materials, Inc.	50,111	7,125,283
#*	Coda Octopus Group, Inc.	10,231	56,475
	Cognex Corp.	88,415	5,826,548
	Cognizant Technology Solutions Corp., Class A	393,165	28,079,844
*	Coherent, Inc.	39,119	4,895,352
	Cohu, Inc.	80,407	1,747,244
*	CommScope Holding Co., Inc.	105,121	935,577
	Communications Systems, Inc.	21,690	86,109
*	CommVault Systems, Inc.	30,682	1,214,700
*	Computer Task Group, Inc.	36,691	204,002
	Comtech Telecommunications Corp.	49,927	718,949

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Conduent, Inc.	433,302	$1,510,057
*	Cornerstone OnDemand, Inc.	33,109	1,257,811
	Corning, Inc.	623,539	19,934,542
#*	Coupa Software, Inc.	26,453	7,081,468
#*	Cree, Inc.	179,583	11,421,479
	CSG Systems International, Inc.	73,745	2,793,461
	CSP, Inc.	1,909	13,535
	CTS Corp.	62,834	1,736,732
*	CyberOptics Corp.	12,288	283,116
	Daktronics, Inc.	101,797	397,008
#*	Data I/O Corp.	13,075	44,586
*	Dell Technologies, Inc., Class C	102,221	6,159,837
*	Digi International, Inc.	53,587	789,337
*	Digital Turbine, Inc.	71,207	2,040,793
*	Diodes, Inc.	107,245	6,201,978
#*	DocuSign, Inc.	69,760	14,108,960
	Dolby Laboratories, Inc., Class A	101,883	7,649,376
*	Dropbox, Inc., Class A	136,620	2,494,681
*	DSP Group, Inc.	43,888	578,005
	DXC Technology Co.	371,237	6,838,186
#*	DZS, Inc.	39,128	445,668
#	Ebix, Inc.	57,425	1,037,096
*	EchoStar Corp., Class A	87,983	2,037,686
*	eGain Corp.	26,387	418,234
#*	Elastic N.V.	37,036	3,755,821
*	EMCORE Corp.	47,148	153,702
*	Endurance International Group Holdings, Inc.	225,568	1,310,550
#*	Enphase Energy, Inc.	89,879	8,816,231
	Entegris, Inc.	228,962	17,119,489
*	Envestnet, Inc.	47,975	3,681,602
*	EPAM Systems, Inc.	29,979	9,262,012
*	ePlus, Inc.	31,035	2,095,173
*	Euronet Worldwide, Inc.	91,115	8,094,657
#*	Everbridge, Inc.	7,700	806,113
	EVERTEC, Inc.	109,902	3,657,539
*	Evo Payments, Inc., Class A	33,014	695,605
*	ExlService Holdings, Inc.	59,695	4,521,299
*	F5 Networks, Inc.	73,790	9,809,643
*	Fabrinet	62,413	3,746,028
*	Fair Isaac Corp.	27,636	10,818,112
*	FARO Technologies, Inc.	32,905	1,982,197
	Fidelity National Information Services, Inc.	354,353	44,148,840
#*	FireEye, Inc.	89,220	1,234,805
*	First Solar, Inc.	165,627	14,417,002
*	Fiserv, Inc.	253,288	24,181,405
#*	Fitbit, Inc., Class A	498,643	3,510,447
*	Five9, Inc.	16,728	2,537,972
*	FleetCor Technologies, Inc.	91,416	20,194,709
*	Flex, Ltd.	1,019,030	14,419,274
	FLIR Systems, Inc.	225,469	7,821,520
*	FormFactor, Inc.	125,085	3,546,160
*	Fortinet, Inc.	117,534	12,972,228
*	Frequency Electronics, Inc.	11,552	105,585
*	Gartner, Inc.	80,736	9,696,394
#*	Genasys, Inc.	28,220	169,884
	Genpact, Ltd.	324,927	11,167,741
	Global Payments, Inc.	179,188	28,265,115
*	Globant SA	52,948	9,562,938
*	GoDaddy, Inc., Class A	109,951	7,777,934

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GSE Systems, Inc.	10,738	$10,525
*	GSI Technology, Inc.	38,386	234,538
#*	GTT Communications, Inc.	101,485	374,480
*	Guidewire Software, Inc.	54,204	5,209,546
	Hackett Group, Inc. (The)	55,623	718,649
#*	Harmonic, Inc.	189,187	1,123,771
	Hewlett Packard Enterprise Co.	1,443,569	12,472,436
	HP, Inc.	867,899	15,587,466
*	HubSpot, Inc.	27,290	7,916,010
#*	I3 Verticals, Inc., Class A	1,200	24,756
*	Ichor Holdings, Ltd.	38,178	888,020
*	Identiv, Inc.	15,673	102,345
*	IEC Electronics Corp.	12,501	119,635
#*	Immersion Corp.	73,998	455,828
#*	Infinera Corp.	309,573	1,937,927
*	Information Services Group, Inc.	73,262	150,187
*	Innodata, Inc.	35,954	93,301
*	Inphi Corp.	48,962	6,842,929
#*	Inseego Corp.	16,613	144,533
*	Insight Enterprises, Inc.	77,307	4,124,328
	Intel Corp.	3,811,595	168,777,427
	InterDigital, Inc.	49,658	2,779,855
	International Business Machines Corp.	768,190	85,776,095
*	inTEST Corp.	11,556	53,851
*	Intevac, Inc.	37,250	196,680
	Intuit, Inc.	151,749	47,752,375
*	IPG Photonics Corp.	69,066	12,843,513
*	Issuer Direct Corp.	1,400	28,112
*	Iteris, Inc.	49,178	185,401
*	Itron, Inc.	65,936	4,480,351
#*	j2 Global, Inc.	100,702	6,835,652
	Jabil, Inc.	408,354	13,532,852
	Jack Henry & Associates, Inc.	57,952	8,591,384
	Juniper Networks, Inc.	345,665	6,816,514
	KBR, Inc.	310,213	6,914,648
*	Key Tronic Corp.	11,279	86,172
#*	Keysight Technologies, Inc.	198,454	20,811,871
*	Kimball Electronics, Inc.	24,551	297,558
	KLA Corp.	150,299	29,635,957
*	Knowles Corp.	189,406	2,699,036
	Kulicke & Soffa Industries, Inc.	134,547	3,517,059
*	KVH Industries, Inc.	31,726	275,699
	Lam Research Corp.	126,288	43,200,599
*	Lantronix, Inc.	13,349	57,801
*	Lattice Semiconductor Corp.	170,297	5,943,365
	Leidos Holdings, Inc.	198,992	16,516,336
*	LGL Group, Inc. (The)	1,687	16,212
#*	Limelight Networks, Inc.	175,677	620,140
	Littelfuse, Inc.	40,097	7,936,800
*	LiveRamp Holdings, Inc.	108,125	7,145,981
#*	Lumentum Holdings, Inc.	83,057	6,867,983
*	Luna Innovations, Inc.	49,988	315,424
#*	MACOM Technology Solutions Holdings, Inc.	136,206	4,971,519
#*	MagnaChip Semiconductor Corp.	35,188	481,724
*	Manhattan Associates, Inc.	74,044	6,330,762
	ManTech International Corp., Class A	51,563	3,345,407
	Marvell Technology Group, Ltd.	566,671	21,255,829
	Mastercard, Inc., Class A	615,761	177,733,255
	Maxim Integrated Products, Inc.	211,010	14,696,846

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MAXIMUS, Inc.	117,123	$7,915,172
*	MaxLinear, Inc.	113,992	3,013,948
	Methode Electronics, Inc.	70,164	2,158,946
	Microchip Technology, Inc.	241,476	25,374,298
*	Micron Technology, Inc.	942,499	47,445,400
	Microsoft Corp.	4,555,132	922,277,576
*	MicroStrategy, Inc., Class A	12,606	2,106,084
#*	Mimecast, Ltd.	39,060	1,492,483
#*	Mitek Systems, Inc.	53,036	660,298
	MKS Instruments, Inc.	94,770	10,272,120
#*	MoneyGram International, Inc.	265,700	1,368,355
#*	MongoDB, Inc.	20,334	4,645,709
	Monolithic Power Systems, Inc.	49,019	15,666,472
	Motorola Solutions, Inc.	103,220	16,314,953
	MTS Systems Corp.	36,465	885,370
#*	Napco Security Technologies, Inc.	24,710	596,005
	National Instruments Corp.	168,151	5,259,763
*	NCR Corp.	240,074	4,878,304
#*	NeoPhotonics Corp.	96,042	654,046
	NetApp, Inc.	212,469	9,325,264
*	NETGEAR, Inc.	61,594	1,898,327
*	Netscout Systems, Inc.	155,911	3,199,294
*	NetSol Technologies, Inc.	15,653	37,724
	Network-1 Technologies, Inc.	28,392	82,053
*	New Relic, Inc.	37,022	2,245,755
	NIC, Inc.	126,838	2,843,708
	NortonLifeLock, Inc.	471,036	9,689,211
*	Novanta, Inc.	45,796	4,978,941
#*	Nuance Communications, Inc.	293,053	9,351,321
	NVE Corp.	5,648	260,542
	NVIDIA Corp.	284,649	142,711,623
*	Okta, Inc.	36,811	7,724,052
#*	ON Semiconductor Corp.	704,066	17,665,016
#*	One Stop Systems, Inc.	700	1,568
#*	OneSpan, Inc.	56,751	1,244,549
*	Onto Innovation, Inc.	87,794	2,815,554
*	Optical Cable Corp.	3,696	9,868
	Oracle Corp.	1,938,764	108,784,048
*	OSI Systems, Inc.	39,873	3,076,601
*	Palo Alto Networks, Inc.	29,939	6,622,207
#*	PAR Technology Corp.	24,070	889,868
	Paychex, Inc.	284,346	23,387,458
*	Paycom Software, Inc.	50,490	18,382,904
*	Paylocity Holding Corp.	52,069	9,659,841
*	PayPal Holdings, Inc.	444,579	82,749,489
#	PC Connection, Inc.	56,955	2,594,300
	PC-Tel, Inc.	230,894	1,177,559
*	PDF Solutions, Inc.	64,721	1,212,872
	Pegasystems, Inc.	68,322	7,917,153
*	Perceptron, Inc.	10,437	72,015
*	Perficient, Inc.	57,321	2,244,690
	Perspecta, Inc.	190,290	3,411,900
*	PFSweb, Inc.	35,131	217,812
*	Photronics, Inc.	397,494	3,875,566
*	Pixelworks, Inc.	42,541	94,441
*	Plexus Corp.	46,821	3,255,932
	Power Integrations, Inc.	99,334	5,980,900
*	PRGX Global, Inc.	43,757	238,038
	Progress Software Corp.	90,436	3,289,157

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Proofpoint, Inc.	36,236	$3,469,235
*	PTC, Inc.	68,946	5,783,190
#*	Pure Storage, Inc., Class A	224,117	3,608,284
#	QAD, Inc., Class A	14,038	587,350
	QAD, Inc., Class B	1,959	57,007
*	Qorvo, Inc.	110,976	14,133,903
	QUALCOMM, Inc.	829,776	102,361,167
#*	Qualys, Inc.	50,301	4,418,943
#*	QuickLogic Corp.	2,500	7,075
*	Qumu Corp.	6,460	29,393
*	Rambus, Inc.	211,363	2,914,696
*	RealNetworks, Inc.	447,050	625,870
#*	RealPage, Inc.	122,477	6,820,744
	RF Industries, Ltd.	9,040	38,691
#*	Ribbon Communications, Inc.	234,020	1,008,626
	Richardson Electronics, Ltd.	16,123	68,039
#*	RingCentral, Inc., Class A	21,106	5,452,524
*	Rogers Corp.	29,975	3,633,570
#	Sabre Corp.	461,331	3,007,878
#*	Sailpoint Technologies Holdings, Inc.	56,044	2,326,386
*	salesforce.com, Inc.	267,063	62,030,723
*	Sanmina Corp.	143,556	3,508,509
	Sapiens International Corp. NV	13,138	356,434
*	ScanSource, Inc.	54,764	1,100,756
	Science Applications International Corp.	114,278	8,727,411
*	Seachange International, Inc.	474,717	356,038
	Seagate Technology P.L.C.	322,456	15,419,846
*	Semtech Corp.	69,575	3,818,972
*	ServiceNow, Inc.	38,267	19,040,511
*	ServiceSource International, Inc.	54,518	75,780
*	Sigmatron International, Inc.	3,900	12,519
*	Silicon Laboratories, Inc.	48,623	4,981,913
	Skyworks Solutions, Inc.	179,788	25,402,247
#*	SMART Global Holdings, Inc.	51,113	1,348,872
*	SMTC Corp.	25,308	88,325
*	SolarEdge Technologies, Inc.	70,209	18,092,157
#*	SolarWinds Corp.	31,134	636,068
*	Splunk, Inc.	50,785	10,057,461
*	SPS Commerce, Inc.	37,852	3,239,753
*	Square, Inc., Class A	71,767	11,115,273
	SS&C Technologies Holdings, Inc.	248,880	14,738,674
*	StarTek, Inc.	56,562	296,951
*	Steel Connect, Inc.	64,000	37,120
#*	Stratasys, Ltd.	102,111	1,304,979
#*	Super Micro Computer, Inc.	17,992	408,778
	Support.com, Inc.	8,300	19,173
	Switch, Inc., Class A	35,733	502,406
*	Sykes Enterprises, Inc.	92,223	3,157,716
*	Synacor, Inc.	9,103	12,744
#*	Synaptics, Inc.	55,016	4,218,077
#*	Synchronoss Technologies, Inc.	67,228	186,222
	SYNNEX Corp.	106,389	14,005,048
*	Synopsys, Inc.	102,701	21,963,636
	TE Connectivity, Ltd.	244,038	23,642,401
*	Telenav, Inc.	66,256	269,662
#*	Teradata Corp.	184,108	3,382,064
#	Teradyne, Inc.	146,614	12,880,040
	TESSCO Technologies, Inc.	14,267	87,029
	Texas Instruments, Inc.	750,861	108,566,992

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Trade Desk, Inc. (The), Class A	19,338	$10,954,010
	TransAct Technologies, Inc.	8,492	60,718
*	Trimble, Inc.	215,318	10,363,255
*	Trio-Tech International.	1,525	5,643
*	TSR, Inc.	210	1,287
	TTEC Holdings, Inc.	99,060	5,426,507
#*	TTM Technologies, Inc.	234,522	2,783,776
*	Twilio, Inc., Class A	78,992	22,036,398
*	Tyler Technologies, Inc.	21,500	8,264,170
#	Ubiquiti, Inc.	48,435	8,990,020
*	Ultra Clean Holdings, Inc.	76,723	1,633,433
#*	Unisys Corp.	88,886	1,167,962
#	Universal Display Corp.	44,000	8,725,640
*	Upland Software, Inc.	16,023	668,480
#*	Veeco Instruments, Inc.	115,605	1,471,652
*	Verint Systems, Inc.	103,080	5,001,442
*	VeriSign, Inc.	85,676	16,338,413
#*	Verra Mobility Corp.	10,607	101,933
#*	ViaSat, Inc.	88,635	3,004,727
*	Viavi Solutions, Inc.	378,130	4,669,905
*	Virtusa Corp.	54,171	2,724,801
#	Visa, Inc., Class A	1,085,673	197,277,641
	Vishay Intertechnology, Inc.	247,054	4,007,216
*	Vishay Precision Group, Inc.	25,485	608,837
#*	VMware, Inc., Class A	31,488	4,053,450
*	Vontier Corp.	84,105	2,417,178
	Wayside Technology Group, Inc.	4,700	103,964
	Western Digital Corp.	273,423	10,316,250
	Western Union Co. (The)	329,202	6,399,687
*	WEX, Inc.	41,975	5,311,936
*	Wireless Telecom Group, Inc.	37,817	51,809
*	Workday, Inc., Class A	34,369	7,221,614
	Xerox Holdings Corp.	383,201	6,660,033
	Xilinx, Inc.	183,453	21,774,037
#	Xperi Holding Corp.	214,925	2,665,070
*	Zebra Technologies Corp., Class A	55,070	15,620,055
*	Zendesk, Inc.	36,439	4,042,543
#*	Zix Corp.	61,620	377,731
*	Zoom Video Communications, Inc., Class A	11,615	5,353,470
#*	Zscaler, Inc.	49,257	6,686,638

TOTAL INFORMATION TECHNOLOGY			5,991,303,917

MATERIALS — (4.0%)
#	Advanced Emissions Solutions, Inc.	5,237	23,305
*	AdvanSix, Inc.	53,013	806,858
*	AgroFresh Solutions, Inc.	5,000	10,300
	Air Products & Chemicals, Inc.	139,855	38,633,545
	Albemarle Corp.	174,115	16,229,259
*	Alcoa Corp.	332,293	4,293,226
*	Allegheny Technologies, Inc.	214,550	1,976,006
	Amcor P.L.C.	1,047,519	10,925,623
*	American Biltrite, Inc.	17	3,528
	American Vanguard Corp.	52,596	679,540
*	Ampco-Pittsburgh Corp.	214,717	934,019
	AptarGroup, Inc.	109,364	12,477,339
*	Arconic Corp.	125,586	2,730,240
	Ashland Global Holdings, Inc.	104,374	7,282,174
	Avery Dennison Corp.	98,454	13,625,049
	Avient Corp.	150,801	4,685,387

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Axalta Coating Systems, Ltd.	548,217	$13,765,729
	Balchem Corp.	51,796	5,177,010
	Ball Corp.	285,709	25,428,101
*	Berry Global Group, Inc.	303,278	14,141,853
	Boise Cascade Co.	96,903	3,719,137
	Cabot Corp.	123,272	4,685,569
	Carpenter Technology Corp.	87,213	1,524,483
	Celanese Corp.	166,520	18,901,685
#*	Century Aluminum Co.	183,079	1,204,660
	CF Industries Holdings, Inc.	337,094	9,307,165
	Chase Corp.	19,162	1,823,456
	Chemours Co. (The)	298,747	6,016,765
#*	Clearwater Paper Corp.	288,762	10,727,508
#	Cleveland-Cliffs, Inc.	248,541	2,057,919
*	Coeur Mining, Inc.	372,862	2,636,134
	Commercial Metals Co.	265,048	5,473,241
#	Compass Minerals International, Inc.	63,025	3,805,449
*	Contango ORE, Inc.	430	6,020
*	Core Molding Technologies, Inc.	12,521	96,286
	Corteva, Inc.	583,755	19,252,240
*	Crown Holdings, Inc.	219,932	18,870,166
	Domtar Corp.	120,815	2,885,062
	Dow, Inc.	746,010	33,935,995
	DuPont de Nemours, Inc.	403,796	22,967,916
	Eagle Materials, Inc.	68,709	5,857,442
	Eastman Chemical Co.	178,866	14,459,527
	Ecolab, Inc.	142,606	26,181,036
*	Element Solutions, Inc.	473,049	5,544,134
*	Ferro Corp.	166,450	2,140,547
*	Ferroglobe P.L.C.	184,065	113,642
»	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
#*	Flotek Industries, Inc.	933,872	2,316,003
	FMC Corp.	139,497	14,331,922
	Freeport-McMoRan, Inc.	1,350,823	23,423,271
	Friedman Industries, Inc.	7,421	41,558
	FutureFuel Corp.	81,808	972,697
*	GCP Applied Technologies, Inc.	150,796	3,288,861
	Glatfelter Corp.	87,500	1,248,625
#	Gold Resource Corp.	134,351	368,122
	Graphic Packaging Holding Co.	694,617	9,231,460
	Greif, Inc., Class A	69,652	2,827,175
	Greif, Inc., Class B	22,007	951,803
	Hawkins, Inc.	23,658	1,105,065
	Haynes International, Inc.	27,644	448,109
#	HB Fuller Co.	102,295	4,628,849
	Hecla Mining Co.	1,100,814	5,041,728
	Huntsman Corp.	449,482	10,917,918
*	Ingevity Corp.	54,126	2,970,435
	Innospec, Inc.	44,386	2,935,690
#	International Flavors & Fragrances, Inc.	82,597	8,479,408
	International Paper Co.	543,335	23,770,906
*	Intrepid Potash, Inc.	24,670	246,207
	Kaiser Aluminum Corp.	20,375	1,282,199
*	Koppers Holdings, Inc.	40,044	898,187
*	Kraton Corp.	66,041	1,868,960
#	Kronos Worldwide, Inc.	145,361	1,936,209
	Linde P.L.C.	225,284	49,639,077
#*	Livent Corp.	248,043	2,666,462
	Louisiana-Pacific Corp.	181,376	5,183,726

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	LSB Industries, Inc.	178,618	$398,318
	LyondellBasell Industries NV, Class A	405,107	27,729,574
	Martin Marietta Materials, Inc.	60,666	16,158,389
	Materion Corp.	44,374	2,271,505
#*	McEwen Mining, Inc.	79,245	76,979
	Mercer International, Inc.	167,515	1,053,669
	Minerals Technologies, Inc.	73,522	4,020,918
	Mosaic Co. (The)	429,180	7,939,830
	Myers Industries, Inc.	90,147	1,292,708
	Neenah, Inc.	38,086	1,433,176
	NewMarket Corp.	20,121	7,197,080
	Newmont Corp.	592,176	37,212,340
#	Nexa Resources SA	7,300	44,165
	Northern Technologies International Corp.	11,400	91,314
	Nucor Corp.	306,304	14,629,079
	O-I Glass, Inc.	273,857	2,582,472
	Olin Corp.	343,766	5,689,327
	Olympic Steel, Inc.	45,124	514,865
	Packaging Corp. of America	167,162	19,138,377
	PPG Industries, Inc.	241,598	31,340,093
*	PQ Group Holdings, Inc.	6,030	69,707
#*	Ramaco Resources, Inc.	2,300	6,440
*	Rayonier Advanced Materials, Inc.	117,687	403,666
	Reliance Steel & Aluminum Co.	123,646	13,476,178
*	Resolute Forest Products, Inc.	163,412	750,061
	Royal Gold, Inc.	91,793	10,905,926
	RPM International, Inc.	143,756	12,171,821
*	Ryerson Holding Corp.	91,981	723,890
	Schnitzer Steel Industries, Inc., Class A	57,115	1,199,415
	Schweitzer-Mauduit International, Inc.	68,859	2,286,119
	Scotts Miracle-Gro Co. (The)	111,383	16,713,019
	Sealed Air Corp.	234,846	9,297,553
	Sensient Technologies Corp.	66,018	4,319,558
	Sherwin-Williams Co. (The)	64,148	44,132,541
	Silgan Holdings, Inc.	286,749	9,878,503
	Sonoco Products Co.	198,721	9,715,470
#	Southern Copper Corp.	86,188	4,511,080
	Steel Dynamics, Inc.	506,078	15,931,335
	Stepan Co.	37,766	4,397,473
*	Summit Materials, Inc., Class A	240,493	4,254,321
	SunCoke Energy, Inc.	153,758	536,615
*	Synalloy Corp.	17,970	93,264
	Tecnoglass, Inc.	7,622	34,375
#*	TimkenSteel Corp.	159,470	617,149
*	Trecora Resources.	49,155	290,998
	Tredegar Corp.	81,794	1,192,557
	Trinseo SA	79,655	2,534,622
*	Tronox Holdings P.L.C., Class A	332,041	3,244,041
*	UFP Technologies, Inc.	11,541	427,709
	United States Lime & Minerals, Inc.	9,696	898,819
#	United States Steel Corp.	348,671	3,368,162
*	Universal Stainless & Alloy Products, Inc.	19,376	105,212
#*	US Concrete, Inc.	44,791	1,521,102
	Valvoline, Inc.	278,554	5,479,157
*	Venator Materials P.L.C.	62,639	121,520
	Verso Corp., Class A	139,039	1,081,723
	Vulcan Materials Co.	128,444	18,603,829
	Warrior Met Coal, Inc.	117,737	1,766,055
	Westlake Chemical Corp.	139,612	9,440,563

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	WestRock Co.	282,948	$10,624,697
	Worthington Industries, Inc.	90,166	4,437,069
	WR Grace & Co.	86,330	3,754,492

TOTAL MATERIALS			997,173,891

REAL ESTATE — (0.2%)
#*	Altisource Portfolio Solutions SA	20,326	226,228
*	BBX Capital, Inc.	9,703	33,475
*	CBRE Group, Inc., Class A	378,672	19,085,069
*	CKX Lands, Inc.	743	7,066
#	CTO Realty Growth, Inc.	9,235	407,541
#*	Cushman & Wakefield P.L.C.	7,377	86,458
*	Forestar Group, Inc.	7,963	132,504
*	FRP Holdings, Inc.	18,316	741,065
	Griffin Industrial Realty, Inc.	5,669	300,740
*	Howard Hughes Corp. (The)	66,665	4,145,896
#*	InterGroup Corp. (The)	200	6,400
	Jones Lang LaSalle, Inc.	91,766	10,356,711
#*	JW Mays, Inc.	900	20,700
	Kennedy-Wilson Holdings, Inc.	258,064	3,401,284
#*	Marcus & Millichap, Inc.	71,526	2,233,757
*	Maui Land & Pineapple Co., Inc.	20,394	205,776
	Newmark Group, Inc., Class A	327,979	1,552,981
*	Rafael Holdings, Inc., Class B	23,666	388,122
	RE/MAX Holdings, Inc., Class A	48,302	1,562,087
#*	Realogy Holdings Corp.	214,101	2,389,367
*	Redfin Corp.	16,100	672,497
	RMR Group, Inc. (The), Class A	21,338	568,871
#*	St Joe Co. (The)	101,317	2,739,612
*	Stratus Properties, Inc.	14,910	318,627
*	Tejon Ranch Co.	67,316	922,902
#*	Trinity Place Holdings, Inc.	53,127	73,847

TOTAL REAL ESTATE			52,579,583

UTILITIES — (2.8%)
	AES Corp.	557,792	10,876,944
#	ALLETE, Inc.	67,880	3,501,250
	Alliant Energy Corp.	180,682	9,988,101
	Ameren Corp.	179,701	14,577,345
	American Electric Power Co., Inc.	250,817	22,555,973
	American States Water Co.	56,525	4,221,852
	American Water Works Co., Inc.	113,895	17,142,336
	Artesian Resources Corp., Class A	12,735	448,654
	Atlantica Sustainable Infrastructure P.L.C.	153,959	4,540,251
	Atmos Energy Corp.	105,518	9,672,835
	Avangrid, Inc.	64,111	3,163,237
	Avista Corp.	88,378	2,935,917
	Black Hills Corp.	79,892	4,526,681
	Brookfield Renewable Corp., Class A	25,497	1,702,435
	California Water Service Group	74,382	3,315,206
	CenterPoint Energy, Inc.	451,810	9,546,745
	Chesapeake Utilities Corp.	25,608	2,489,354
	Clearway Energy, Inc., Class A	54,538	1,429,441
	Clearway Energy, Inc., Class C	120,901	3,404,572
	CMS Energy Corp.	208,173	13,183,596
	Consolidated Edison, Inc.	200,215	15,714,875
	Consolidated Water Co., Ltd.	26,390	265,483
	Dominion Energy, Inc.	426,520	34,266,617

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

		Shares	Value†
UTILITIES — (Continued)
	DTE Energy Co.	122,301	$15,094,389
	Duke Energy Corp.	383,805	35,352,279
	Edison International.	235,986	13,224,655
	Entergy Corp.	137,734	13,941,435
	Essential Utilities, Inc.	227,520	9,373,824
	Evergy, Inc.	172,123	9,501,190
	Eversource Energy.	198,030	17,282,078
	Exelon Corp.	517,662	20,649,537
	FirstEnergy Corp.	327,337	9,728,456
	Genie Energy, Ltd., Class B	42,689	353,892
	Hawaiian Electric Industries, Inc.	164,666	5,440,565
	IDACORP, Inc.	76,118	6,677,832
	MDU Resources Group, Inc.	343,412	8,159,469
	MGE Energy, Inc.	53,882	3,503,408
	Middlesex Water Co.	31,792	2,039,139
	National Fuel Gas Co.	134,534	5,375,979
	New Jersey Resources Corp.	158,829	4,634,630
	NextEra Energy, Inc.	1,051,548	76,983,829
	NiSource, Inc.	304,888	7,003,277
#	Northwest Natural Holding Co.	47,012	2,089,213
	NorthWestern Corp.	68,394	3,565,379
	NRG Energy, Inc.	447,369	14,145,808
	OGE Energy Corp.	291,937	8,982,901
	ONE Gas, Inc.	79,457	5,485,711
#	Ormat Technologies, Inc.	94,696	6,711,106
	Otter Tail Corp.	63,286	2,427,018
*	PG&E Corp.	254,398	2,432,045
	Pinnacle West Capital Corp.	95,397	7,781,533
#	PNM Resources, Inc.	122,521	6,126,050
	Portland General Electric Co.	133,857	5,260,580
	PPL Corp.	527,612	14,509,330
	Public Service Enterprise Group, Inc.	300,038	17,447,210
*	Pure Cycle Corp.	35,231	310,033
	RGC Resources, Inc.	10,999	261,776
	Sempra Energy.	153,873	19,289,519
	SJW Group	41,008	2,488,776
	South Jersey Industries, Inc.	143,684	2,768,791
	Southern Co. (The)	540,332	31,042,073
	Southwest Gas Holdings, Inc.	82,487	5,421,046
#	Spark Energy, Inc., Class A	18,700	170,544
	Spire, Inc.	78,643	4,407,154
	UGI Corp.	221,123	7,151,118
	Unitil Corp.	29,333	1,013,455
	Vistra Corp.	725,086	12,594,744
	WEC Energy Group, Inc.	187,363	18,839,350
	Xcel Energy, Inc.	308,463	21,601,664
	York Water Co. (The)	20,352	859,872

TOTAL UTILITIES			682,973,362

TOTAL COMMON STOCKS			24,168,641,314

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	15,532	438,779

CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	19,044	1,862,884

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (0.0%)
Air T Funding	182	$4,054
WESCO International, Inc.	54,095	1,567,673

TOTAL INDUSTRIALS		1,571,727

TOTAL PREFERRED STOCKS		3,873,390

TOTAL INVESTMENT SECURITIES (Cost $13,904,124,846)		24,172,514,704

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund 0.026%	206,512,232	206,512,232

SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	29,712,176	343,799,592

TOTAL INVESTMENTS — (100.0%) (Cost $14,454,375,650)		$24,722,826,528

As of October 31, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,308	12/18/20	$219,258,470	$213,511,380	$(5,747,090)

Total Futures Contracts			$219,258,470	$213,511,380	$(5,747,090)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,116,713,213	$1,423	—	$2,116,714,636
Consumer Discretionary	3,198,294,702	3,456	—	3,198,298,158
Consumer Staples	1,604,387,337	—	—	1,604,387,337
Energy	510,956,675	—	—	510,956,675
Financials	2,962,462,027	7,309	—	2,962,469,336
Health Care	3,081,183,018	64,514	—	3,081,247,532
Industrials	2,970,536,887	—	—	2,970,536,887
Information Technology	5,991,301,762	2,155	—	5,991,303,917
Materials	997,173,891	—	—	997,173,891
Real Estate	52,579,583	—	—	52,579,583
Utilities	682,973,362	—	—	682,973,362
Preferred Stocks
Communication Services	438,779	—	—	438,779
Consumer Discretionary	1,862,884	—	—	1,862,884
Industrials	1,571,727	—	—	1,571,727
Temporary Cash Investments	206,512,232	—	—	206,512,232
Securities Lending Collateral	—	343,799,592	—	343,799,592
Futures Contracts**	(5,747,090)	—	—	(5,747,090)

TOTAL	$24,373,200,989	$343,878,449	—	$24,717,079,438

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (7.7%)
	A.H. Belo Corp., Class A	25,050	$34,068
	Activision Blizzard, Inc.	304,868	23,087,654
	Alaska Communications Systems Group, Inc.	99,183	189,440
*	Alphabet, Inc., Class A	105,133	169,906,493
*	Alphabet, Inc., Class C	108,129	175,278,190
*	Altice USA, Inc., Class A	582,085	15,687,191
#*	AMC Networks, Inc., Class A	102,870	2,185,987
*	ANGI Homeservices, Inc., Class A	48,151	510,401
#	Anterix, Inc.	42,434	1,354,493
	AT&T, Inc.	4,517,945	122,074,874
#	ATN International, Inc.	54,372	2,430,428
*	Ballantyne Strong, Inc.	5,733	9,001
#*	Bandwidth, Inc., Class A	3,155	505,920
*	Boingo Wireless, Inc.	141,694	1,323,422
#*	Boston Omaha Corp., Class A	923	14,750
	Cable One, Inc.	12,624	21,863,001
#*	Cardlytics, Inc.	6,500	479,830
#*	Cargurus, Inc.	28,548	568,962
#*	Cars.com, Inc.	238,214	1,760,401
#	CenturyLink, Inc.	1,975,983	17,032,973
*	Charter Communications, Inc., Class A	149,545	90,298,262
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	55,886
*	Cincinnati Bell, Inc.	197,869	2,977,928
#	Cinemark Holdings, Inc.	298,696	2,446,320
	Cogent Communications Holdings, Inc.	104,715	5,843,097
	Comcast Corp., Class A	4,507,762	190,407,867
*	comScore, Inc.	180,641	360,379
#*	Consolidated Communications Holdings, Inc.	250,494	1,169,807
#*	Cumulus Media, Inc., Class A	27,317	138,224
#*	Daily Journal Corp.	426	115,531
*	DHI Group, Inc.	878,849	1,485,255
#*	Discovery, Inc., Class A	246,474	4,988,634
*	Discovery, Inc., Class B	1,502	47,343
*	Discovery, Inc., Class C	534,805	9,797,628
*	DISH Network Corp., Class A	336,650	8,581,208
*	Electronic Arts, Inc.	128,832	15,437,939
#	Emerald Holding, Inc.	123,509	323,594
#	Entercom Communications Corp., Class A	304,776	457,164
	Entravision Communications Corp., Class A	245,558	449,371
	EW Scripps Co. (The), Class A	209,352	1,900,916
*	Facebook, Inc., Class A	1,185,222	311,843,760
*	Fluent, Inc.	11,731	29,914
	Fox Corp., Class A	432,135	11,460,220
*	Fox Corp., Class B	323,781	8,463,635
#*	Gaia, Inc.	23,801	241,342
#	Gannett Co., Inc.	343,046	394,503
*	GCI Liberty, Inc., Class A	228,724	18,579,250
*	Glu Mobile, Inc.	279,625	2,002,115
*	Gray Television, Inc.	291,728	3,699,111
*	Gray Television, Inc., Class A	3,160	38,236
*	Hemisphere Media Group, Inc.	56,718	443,535
*	IAC/InterActiveCorp.	42,331	5,110,198
*	IDT Corp., Class B	253,897	2,419,638
*	IMAX Corp.	172,446	1,988,302
	Intelsat SA	0	0

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Interpublic Group of Cos., Inc. (The)	773,956	$14,000,864
*	Iridium Communications, Inc.	314,193	8,297,837
#	John Wiley & Sons, Inc., Class A	136,908	4,238,672
	John Wiley & Sons, Inc., Class B	7,502	233,312
*	Liberty Broadband Corp.	1,306	186,112
*	Liberty Broadband Corp., Class A	33,208	4,667,384
*	Liberty Broadband Corp., Class C	162,660	23,050,549
*	Liberty Latin America, Ltd., Class A	7,360	72,128
*	Liberty Latin America, Ltd., Class C	225,629	2,193,114
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	506,798
*	Liberty Media Corp.-Liberty Braves, Class B	522	16,639
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	1,500,287
*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	1,554,044
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	11,691,704
*	Liberty Media Corp.-Liberty SiriusXM, Class A	109,770	3,794,749
*	Liberty Media Corp.-Liberty SiriusXM, Class B	5,024	182,673
*	Liberty Media Corp.-Liberty SiriusXM, Class C	255,621	8,844,487
*	Liberty TripAdvisor Holdings, Inc., Class A	73,790	131,346
#*	Lions Gate Entertainment Corp., Class A	209,039	1,400,561
*	Lions Gate Entertainment Corp., Class B	279,643	1,753,362
*	Live Nation Entertainment, Inc.	211,563	10,324,274
#	Loral Space & Communications, Inc.	30,631	533,286
*	Madison Square Garden Entertainment Corp.	44,054	2,863,510
*	Marchex, Inc., Class B	7,366	12,596
#	Marcus Corp. (The)	58,680	430,124
*	Match Group, Inc.	174,316	20,356,622
#*	Mediaco Holding, Inc., Class A	2,910	7,741
#	Meredith Corp.	102,445	1,126,895
#*	MSG Networks, Inc., Class A	142,838	1,276,972
	National CineMedia, Inc.	124,520	247,172
*	Netflix, Inc.	58,555	27,856,956
#	New York Times Co. (The), Class A	326,089	12,932,690
	News Corp., Class A	672,367	8,828,179
	News Corp., Class B	329,740	4,293,215
#	Nexstar Media Group, Inc., Class A	120,431	9,923,514
#	Omnicom Group, Inc.	281,566	13,289,915
*	ORBCOMM, Inc.	244,064	1,049,475
*	Otelco, Inc., Class A	572	6,561
*	QuinStreet, Inc.	137,849	2,206,273
#*	Reading International, Inc., Class A	50,900	119,106
#*	Reading International, Inc., Class B	300	4,878
#*	Roku, Inc.	9,859	1,995,462
	Saga Communications, Inc., Class A	5,094	86,700
	Scholastic Corp.	72,305	1,428,747
	Shenandoah Telecommunications Co.	211,880	9,242,206
#	Sirius XM Holdings, Inc.	1,176,799	6,743,058
#*	Snap, Inc., Class A	477,654	18,814,791
#	Spok Holdings, Inc.	72,102	654,686
*	Spotify Technology SA	20,179	4,840,740
*	SRAX, Inc.	3,513	9,134
*	Take-Two Interactive Software, Inc.	122,534	18,982,967
*	TechTarget, Inc.	66,703	2,921,591
	TEGNA, Inc	555,794	6,686,202
	Telephone and Data Systems, Inc.	352,004	5,984,068
*	T-Mobile US, Inc.	446,124	48,881,807
	Townsquare Media, Inc., Class A	44,674	201,926
*	Travelzoo	67,893	503,766
	Tribune Publishing Co.	107,412	1,230,941
	TripAdvisor, Inc.	158,939	3,037,324

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TrueCar, Inc.	287,031	$1,251,455
*	Twitter, Inc.	409,802	16,949,411
*	United States Cellular Corp.	58,697	1,709,257
*	Urban One, Inc.	139,944	132,877
	Verizon Communications, Inc.	3,906,941	222,656,568
	ViacomCBS, Inc., Class A	19,160	572,118
#	ViacomCBS, Inc., Class B	560,715	16,019,628
*	Vonage Holdings Corp.	428,566	4,534,228
	Walt Disney Co. (The)	673,109	81,614,466
#	World Wrestling Entertainment, Inc., Class A	79,408	2,887,275
#*	Yelp, Inc.	98,447	1,936,452
#*	Zedge, Inc., Class B	5,460	18,619
*	Zillow Group, Inc., Class A	99,111	8,853,586
#*	Zillow Group, Inc., Class C	210,838	18,684,464
*	Zynga, Inc., Class A	1,698,577	15,270,207

TOTAL COMMUNICATION SERVICES			1,991,636,894

CONSUMER DISCRETIONARY — (12.4%)
#*	1-800-Flowers.com, Inc., Class A	116,597	2,312,119
	Aaron’s Holdings Co., Inc.	181,144	9,466,585
	Abercrombie & Fitch Co., Class A	196,575	2,795,296
	Acushnet Holdings Corp.	202,994	6,928,185
*	Adient P.L.C.	238,128	5,053,076
*	Adtalem Global Education, Inc.	174,333	4,086,366
	Advance Auto Parts, Inc.	84,420	12,433,378
*	Amazon.com, Inc.	200,627	609,133,666
#	AMCON Distributing Co.	1,168	78,484
#*	American Axle & Manufacturing Holdings, Inc.	362,604	2,436,699
#	American Eagle Outfitters, Inc.	470,294	6,447,731
*	American Outdoor Brands, Inc.	71,806	1,086,425
*	American Public Education, Inc.	58,151	1,643,929
#*	America’s Car-Mart, Inc.	29,005	2,509,513
	Aptiv P.L.C.	347,613	33,541,178
	Aramark	369,099	10,238,806
#	Ark Restaurants Corp.	7,366	73,660
#*	Asbury Automotive Group, Inc.	77,351	7,965,606
	Ascena Retail Group, Inc.	0	0
#*	Aspen Group, Inc.	28,483	267,171
#*	At Home Group, Inc.	62,140	1,012,261
#	Autoliv, Inc.	200,725	15,214,955
*	AutoNation, Inc.	257,829	14,626,639
*	AutoZone, Inc.	14,016	15,823,784
*	Barnes & Noble Education, Inc.	127,814	293,972
	Bassett Furniture Industries, Inc.	18,048	266,388
*	BBQ Holdings, Inc.	12,707	53,369
*	Beazer Homes USA, Inc.	95,478	1,162,922
#	Bed Bath & Beyond, Inc.	341,657	6,764,809
	Best Buy Co., Inc.	589,142	65,718,790
#	Big 5 Sporting Goods Corp.	367,897	2,700,364
	Big Lots, Inc.	160,677	7,648,225
#*	Biglari Holdings, Inc., Class A	485	211,969
*	Biglari Holdings, Inc., Class B	5,247	439,541
#	BJ’s Restaurants, Inc.	62,114	1,752,236
#	Bloomin’ Brands, Inc.	197,620	2,762,728
*	Blue Apron Holdings, Inc., Class A	3,626	15,592
	Bluegreen Vacations Holding Corp.	15,247	124,263
*	Booking Holdings, Inc.	29,990	48,658,775
#*	Boot Barn Holdings, Inc.	94,067	3,012,025
	BorgWarner, Inc.	496,772	17,377,085

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bowl America, Inc., Class A	3,937	$36,713
	Boyd Gaming Corp.	77,977	2,473,430
*	Bright Horizons Family Solutions, Inc.	102,272	16,164,090
#	Brinker International, Inc.	67,537	2,940,561
	Brunswick Corp.	255,297	16,264,972
#	Buckle, Inc. (The)	89,767	2,150,817
#*	Build-A-Bear Workshop, Inc.	39,547	163,329
#*	Burlington Stores, Inc.	65,197	12,620,835
*	Caesars Entertainment, Inc.	16,788	752,438
	Caleres, Inc.	96,161	738,516
	Callaway Golf Co.	267,960	4,150,700
#	Camping World Holdings, Inc., Class A	26,493	700,475
*	Capri Holdings, Ltd.	381,333	8,091,886
*	CarMax, Inc.	283,936	24,543,428
#	Carnival Corp.	471,076	6,458,452
#*	CarParts.com, Inc.	11,345	143,968
#	Carriage Services, Inc.	60,847	1,570,461
#*	Carrols Restaurant Group, Inc.	131,404	768,713
#	Carter’s, Inc.	123,996	10,099,474
#*	Carvana Co.	10,812	2,004,004
	Cato Corp. (The), Class A	56,294	344,519
*	Cavco Industries, Inc.	23,336	4,017,059
*	Century Communities, Inc.	103,761	4,030,077
#	Cheesecake Factory, Inc. (The)	129,187	3,839,438
#*	Chegg, Inc.	57,889	4,251,368
#	Chico’s FAS, Inc.	495,037	529,690
#	Children’s Place, Inc. (The)	35,724	902,745
*	Chipotle Mexican Grill, Inc.	13,561	16,293,270
	Choice Hotels International, Inc.	69,715	6,089,605
	Churchill Downs, Inc.	25,768	3,843,297
*	Chuy’s Holdings, Inc.	53,144	1,115,493
	Citi Trends, Inc.	43,209	1,128,187
	Clarus Corp.	93,732	1,453,783
	Collectors Universe, Inc.	8,599	472,343
#	Columbia Sportswear Co.	152,949	11,408,466
#*	Conn’s, Inc.	84,021	787,277
#*	Container Store Group, Inc. (The)	99,925	951,286
	Cooper Tire & Rubber Co.	180,936	6,222,389
#*	Cooper-Standard Holdings, Inc.	42,856	672,411
	Core-Mark Holding Co., Inc.	123,318	3,372,747
	Cracker Barrel Old Country Store, Inc.	67,327	7,663,159
*	Crocs, Inc.	199,042	10,415,868
#	Crown Crafts, Inc.	22,116	127,609
	Culp, Inc.	37,746	468,428
	Dana, Inc.	413,132	5,779,717
	Darden Restaurants, Inc.	183,802	16,895,080
#	Dave & Buster’s Entertainment, Inc.	89,610	1,537,708
	DavidsTea, Inc.	0	0
*	Deckers Outdoor Corp.	91,210	23,109,878
*	Del Taco Restaurants, Inc.	108,565	805,009
	Delphi Technologies P.L.C.	0	0
*	Delta Apparel, Inc.	15,491	257,925
*	Denny’s Corp.	114,339	1,024,477
#	Designer Brands, Inc., Class A	163,829	709,380
	Dick’s Sporting Goods, Inc.	205,560	11,644,974
#	Dillard’s, Inc., Class A	58,162	2,601,586
#	Dine Brands Global, Inc.	22,653	1,165,497
	Dollar General Corp.	168,694	35,208,125
*	Dollar Tree, Inc.	305,601	27,601,882

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino’s Pizza, Inc.	37,321	$14,119,281
*	Dorman Products, Inc.	106,423	9,500,381
#	Dover Motorsports, Inc.	18,678	28,391
	DR Horton, Inc.	472,989	31,600,395
#*	Duluth Holdings, Inc., Class B	3,601	55,239
	Dunkin’ Brands Group, Inc.	116,823	11,648,421
	eBay, Inc.	892,172	42,494,152
	Educational Development Corp.	13,726	228,263
#*	El Pollo Loco Holdings, Inc.	123,947	1,750,132
	Escalade, Inc.	40,584	755,268
	Ethan Allen Interiors, Inc.	80,080	1,285,284
*	Etsy, Inc.	90,383	10,989,669
#*	Everi Holdings, Inc.	13,173	113,420
	Expedia Group, Inc.	92,263	8,686,561
#*	Express, Inc.	343,757	210,036
	Extended Stay America, Inc.	510,471	5,793,846
*	Fiesta Restaurant Group, Inc.	102,798	888,175
*	Five Below, Inc.	109,262	14,568,995
*	Flanigan’s Enterprises, Inc.	2,891	48,441
	Flexsteel Industries, Inc.	20,797	581,276
*	Floor & Decor Holdings, Inc., Class A	116,199	8,482,527
	Foot Locker, Inc.	296,194	10,923,635
	Ford Motor Co.	3,659,790	28,290,177
#*	Fossil Group, Inc.	130,115	742,957
*	Fox Factory Holding Corp.	127,182	10,693,463
*»	FRD Acquisition Co. Escrow Shares	4,235	0
*	frontdoor, Inc.	133,045	5,271,243
#*	Full House Resorts, Inc.	23,954	56,292
#*	Funko, Inc., Class A	62,496	396,225
#*	GameStop Corp., Class A	349,261	3,656,763
	Gap, Inc. (The)	536,785	10,440,468
	Garmin, Ltd.	161,695	16,819,514
	General Motors Co.	1,142,874	39,463,439
#*	Genesco, Inc.	49,475	876,697
	Gentex Corp.	775,240	21,450,891
*	Gentherm, Inc.	122,543	5,672,515
	Genuine Parts Co.	188,488	17,044,970
#*	G-III Apparel Group, Ltd.	126,673	1,707,552
	Goodyear Tire & Rubber Co. (The)	591,006	4,893,530
*	GoPro, Inc., Class A	82,716	491,333
	Graham Holdings Co., Class B	12,018	4,570,926
*	Grand Canyon Education, Inc.	101,162	7,928,066
*	Green Brick Partners, Inc.	15,871	283,932
#	Group 1 Automotive, Inc.	65,708	6,970,305
*	GrubHub, Inc.	104,596	7,735,920
#	Guess?, Inc.	197,670	2,328,553
#	H&R Block, Inc.	363,995	6,282,554
#	Hamilton Beach Brands Holding Co., Class A	31,592	696,604
#	Hanesbrands, Inc.	548,803	8,819,264
#	Harley-Davidson, Inc.	335,871	11,043,438
	Hasbro, Inc.	110,666	9,154,292
#	Haverty Furniture Cos., Inc.	63,391	1,586,043
	Haverty Furniture Cos., Inc., Class A	2,523	62,646
*	Helen of Troy, Ltd.	63,336	12,008,506
#*	Hibbett Sports, Inc.	167,423	6,330,264
*	Hilton Grand Vacations, Inc.	177,969	3,666,161
	Hilton Worldwide Holdings, Inc.	170,393	14,962,209
	Home Depot, Inc. (The)	297,068	79,231,006
#	Hooker Furniture Corp.	35,121	965,828

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Horizon Global Corp.	52,085	$292,718
#*	Houghton Mifflin Harcourt Co.	319,155	832,995
#*	Hudson, Ltd., Class A	105,237	804,011
#	Hyatt Hotels Corp., Class A	76,915	4,241,093
*	Installed Building Products, Inc.	85,113	7,706,131
#	International Game Technology P.L.C.	131,549	1,080,017
#*	iRobot Corp.	72,826	5,795,493
*	J Alexander’s Holdings, Inc.	39,480	219,509
#	Jack in the Box, Inc.	60,544	4,847,153
	Jerash Holdings US, Inc.	5,937	28,201
	Johnson Outdoors, Inc., Class A	26,407	2,306,123
*	K12, Inc.	152,318	3,635,831
	KB Home.	157,600	5,082,600
	Kohl’s Corp.	400,180	8,519,832
#*	Kontoor Brands, Inc.	43,451	1,429,538
	L Brands, Inc.	125,058	4,003,107
*	Lakeland Industries, Inc.	21,151	456,227
#*	Lands’ End, Inc.	87,198	1,399,528
	Las Vegas Sands Corp.	272,117	13,077,943
*	Laureate Education, Inc., Class A	37,457	486,941
*»	Lazare Kaplan International Inc.	3,667	516
	La-Z-Boy, Inc.	145,538	4,981,766
#*	Lazydays Holdings, Inc.	11,759	163,215
	LCI Industries	89,016	9,761,495
*	Leaf Group, Ltd.	59,008	336,346
	Lear Corp.	133,921	16,178,996
	Leggett & Platt, Inc.	310,557	12,959,544
	Lennar Corp., Class A	341,640	23,993,377
	Lennar Corp., Class B	41,469	2,359,171
*	LGI Homes, Inc.	74,015	7,910,723
	Lifetime Brands, Inc.	58,113	584,036
*	Lincoln Educational Services Corp.	56,293	262,888
*	Lindblad Expeditions Holdings, Inc.	10,754	89,473
*	Liquidity Services, Inc.	116,650	995,025
#	Lithia Motors, Inc., Class A	82,678	18,980,388
*	LKQ Corp.	492,770	15,763,712
	Lowe’s Cos., Inc.	466,802	73,801,396
#*	Luby’s, Inc.	564,556	1,518,656
*	Lululemon Athletica, Inc.	49,611	15,840,296
*	Lumber Liquidators Holdings, Inc.	84,100	1,860,292
*	M/I Homes, Inc.	73,907	3,024,274
#	Macy’s, Inc.	786,904	4,886,674
#*	Magnite, Inc.	238,888	2,157,159
*	Malibu Boats, Inc., Class A	72,734	3,697,069
#	Marine Products Corp.	27,683	439,052
#*	MarineMax, Inc.	93,576	2,805,408
	Marriott International, Inc., Class A	105,486	9,797,540
	Marriott Vacations Worldwide Corp.	119,495	11,543,217
*	MasterCraft Boat Holdings, Inc.	58,899	1,214,497
#*	Mattel, Inc.	479,668	6,605,028
	McDonald’s Corp.	210,147	44,761,311
	MDC Holdings, Inc.	214,331	9,327,685
»	Media General, Inc.	96,518	9,053
*	Meritage Homes Corp.	131,485	11,451,029
	MGM Resorts International	497,634	10,236,331
#*	Michaels Cos., Inc. (The)	59,826	485,189
*	Modine Manufacturing Co.	146,685	938,784
*	Mohawk Industries, Inc.	127,805	13,188,198
#*	Monarch Casino & Resort, Inc.	6,743	292,579

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Monro, Inc.	91,011	$3,827,923
#*	Motorcar Parts of America, Inc.	62,081	914,453
	Movado Group, Inc.	42,035	458,602
*	Murphy USA, Inc.	125,969	15,404,749
	Nathan’s Famous, Inc.	9,787	496,788
#*	National Vision Holdings, Inc.	190,445	7,680,647
#*	Nautilus, Inc.	91,751	1,990,079
*	New Home Co., Inc. (The)	50,177	254,899
	Newell Brands, Inc.	710,735	12,551,580
	NIKE, Inc., Class B	573,814	68,903,585
	Nobility Homes, Inc.	2,557	60,422
#	Nordstrom, Inc.	18,000	217,800
#*	Norwegian Cruise Line Holdings, Ltd.	353,541	5,879,387
*	NVR, Inc.	5,545	21,919,884
	ODP Corp. (The)	172,271	3,359,284
#*	Ollie’s Bargain Outlet Holdings, Inc.	118,573	10,326,523
*	O’Reilly Automotive, Inc.	67,407	29,429,896
#	Oxford Industries, Inc.	55,592	2,288,723
	P&F Industries, Inc., Class A	2,869	13,083
	Papa John’s International, Inc.	72,472	5,551,355
	Patrick Industries, Inc.	89,553	4,992,580
#*	Penn National Gaming, Inc.	146,037	7,883,077
#	Penske Automotive Group, Inc.	259,679	13,285,178
*	Perdoceo Education Corp.	210,249	2,373,711
#	PetMed Express, Inc.	39,873	1,179,443
*	Planet Fitness, Inc., Class A	140,114	8,304,557
#*	Playa Hotels & Resorts NV	77,700	300,699
	Polaris, Inc.	141,801	12,884,039
	Pool Corp.	62,833	21,980,868
#*	Potbelly Corp.	63,716	226,829
	PulteGroup, Inc.	504,048	20,544,996
	PVH Corp.	132,719	7,736,191
*	Quotient Technology, Inc.	240,688	2,142,123
	Qurate Retail, Inc., Class A	689,320	4,666,696
	Ralph Lauren Corp.	80,996	5,414,583
	RCI Hospitality Holdings, Inc.	15,909	340,453
#*	Red Lion Hotels Corp.	60,083	103,944
#*	Red Robin Gourmet Burgers, Inc.	29,845	359,334
#	Red Rock Resorts, Inc., Class A	153,369	2,932,415
#*	Regis Corp.	90,463	501,165
	Rent-A-Center, Inc.	160,780	4,968,102
#*	RH	53,640	17,981,737
	Rocky Brands, Inc.	11,845	318,631
	Ross Stores, Inc.	240,792	20,508,255
#	Royal Caribbean Cruises, Ltd.	190,799	10,764,880
#	Ruth’s Hospitality Group, Inc.	99,239	1,109,492
#*	Sally Beauty Holdings, Inc.	202,961	1,698,784
*	Scientific Games Corp., Class A	123,868	3,948,912
*	SeaWorld Entertainment, Inc.	168,177	3,703,258
*	Select Interior Concepts, Inc., Class A	44,690	309,255
	Service Corp. International	493,717	22,864,034
#*	Shake Shack, Inc., Class A	44,856	3,028,677
#	Shoe Carnival, Inc.	42,020	1,301,780
	Shutterstock, Inc.	70,374	4,605,978
#	Signet Jewelers, Ltd.	152,601	3,399,950
#	Six Flags Entertainment Corp.	121,738	2,631,976
*	Skechers U.S.A., Inc., Class A	328,638	10,421,111
*	Skyline Champion Corp.	168,173	4,313,637
*	Sleep Number Corp.	129,832	8,226,156

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Smith & Wesson Brands, Inc.	287,227	$4,765,096
#	Sonic Automotive, Inc., Class A	103,663	3,738,088
#*	Sonos, Inc.	80,609	1,176,891
*	Sportsman’s Warehouse Holdings, Inc.	131,729	1,715,112
#*	Stamps.com, Inc.	54,986	12,275,075
	Standard Motor Products, Inc.	74,703	3,421,397
	Starbucks Corp.	329,852	28,683,930
	Steven Madden, Ltd.	232,945	5,593,009
*	Stoneridge, Inc.	107,534	2,455,001
	Strategic Education, Inc.	75,955	6,308,822
	Strattec Security Corp.	8,355	242,629
	Superior Group of Cos, Inc.	45,055	974,089
#*	Superior Industries International, Inc.	201,357	247,669
*	Tandy Leather Factory, Inc.	28,054	83,881
	Tapestry, Inc.	405,302	9,009,863
	Target Corp.	551,687	83,977,795
*	Taylor Morrison Home Corp.	387,855	8,377,668
*	Tempur Sealy International, Inc.	132,736	11,813,504
#*	Tenneco, Inc., Class A	92,762	799,608
*	Terminix Global Holdings, Inc.	266,091	12,530,225
*	Tesla, Inc.	80,200	31,120,808
	Texas Roadhouse, Inc.	163,223	11,430,507
#	Thor Industries, Inc.	51,231	4,333,118
	Tiffany & Co.	183,552	24,015,944
#	Tilly’s, Inc., Class A	59,084	362,776
	TJX Cos., Inc. (The)	770,117	39,121,944
	Toll Brothers, Inc.	307,155	12,986,513
*	TopBuild Corp.	118,884	18,214,218
	Tractor Supply Co.	200,553	26,715,665
*	TravelCenters of America, Inc.	20,953	498,681
#*	TRI Pointe Group, Inc.	462,814	7,604,034
	Tupperware Brands Corp.	17,349	550,310
#*	Turtle Beach Corp.	10,213	184,038
#	Twin River Worldwide Holding, Inc.	683	16,576
*	Ulta Beauty, Inc.	75,121	15,532,769
*	Under Armour, Inc., Class A	239,786	3,318,638
#*	Under Armour, Inc., Class C	273,802	3,348,598
*	Unifi, Inc.	68,050	1,020,069
*	Unique Fabricating, Inc.	17,320	59,927
*	Universal Electronics, Inc.	44,224	1,638,941
#*	Universal Technical Institute, Inc.	67,732	310,890
#*	Urban Outfitters, Inc.	278,668	6,225,443
#	Vail Resorts, Inc.	70,798	16,427,968
#*	Veoneer, Inc.	101,973	1,567,325
*	Vera Bradley, Inc.	100,509	637,227
	VF Corp.	379,299	25,488,893
*	Vince Holding Corp.	3,562	14,248
*	Vista Outdoor, Inc.	177,478	3,508,740
*	Visteon Corp.	83,123	7,451,977
*	VOXX International Corp.	97,553	1,105,275
#*	Wayfair, Inc., Class A	42,533	10,549,460
	Wendy’s Co. (The)	650,531	14,214,102
	Weyco Group, Inc.	28,565	452,470
	Whirlpool Corp.	142,228	26,306,491
#	Williams-Sonoma, Inc.	242,049	22,077,289
	Wingstop, Inc.	78,649	9,149,238
	Winmark Corp.	7,748	1,312,589
	Winnebago Industries, Inc.	103,971	4,881,438
	Wolverine World Wide, Inc.	203,045	5,415,210

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	WW International, Inc.	98,895	$2,092,618
	Wyndham Destinations, Inc.	144,276	4,707,726
	Wyndham Hotels & Resorts, Inc.	194,723	9,056,567
#	Wynn Resorts, Ltd.	56,168	4,068,248
#*	YETI Holdings, Inc.	80,787	3,997,341
	Yum! Brands, Inc.	109,405	10,210,769
*	ZAGG, Inc.	75,640	215,574
*	Zovio, Inc.	111,556	402,717
*	Zumiez, Inc.	72,263	2,023,364

TOTAL CONSUMER DISCRETIONARY			3,224,432,063

CONSUMER STAPLES — (6.0%)
	Alico, Inc.	24,578	709,813
	Altria Group, Inc.	1,453,367	52,437,481
	Andersons, Inc. (The)	137,539	2,983,221
*	Arcadia Biosciences, Inc.	6,872	20,135
	Archer-Daniels-Midland Co.	552,634	25,553,796
#	B&G Foods, Inc.	190,002	5,046,453
*	BJ’s Wholesale Club Holdings, Inc.	194,754	7,457,131
*	Boston Beer Co., Inc. (The), Class A	37,073	38,525,520
*	Bridgford Foods Corp.	11,491	209,711
	Brown-Forman Corp., Class A	59,147	3,711,474
#	Brown-Forman Corp., Class B	310,975	21,678,067
	Bunge, Ltd.	264,543	15,007,524
	Calavo Growers, Inc.	49,739	3,338,979
*	Cal-Maine Foods, Inc.	124,180	4,762,303
	Campbell Soup Co.	341,257	15,926,464
	Casey’s General Stores, Inc.	110,874	18,690,030
#*	Central Garden & Pet Co.	40,949	1,595,373
*	Central Garden & Pet Co., Class A	142,404	5,039,678
#*	Chefs’ Warehouse, Inc. (The)	79,060	1,068,891
	Church & Dwight Co., Inc.	236,607	20,913,693
	Clorox Co. (The)	132,095	27,376,689
	Coca-Cola Co. (The)	2,307,647	110,905,515
	Coca-Cola Consolidated, Inc.	26,301	6,021,614
*	Coffee Holding Co., Inc.	5,400	20,304
	Colgate-Palmolive Co.	286,139	22,573,506
	Conagra Brands, Inc.	504,569	17,705,326
	Constellation Brands, Inc., Class A	99,120	16,377,598
	Costco Wholesale Corp.	192,512	68,846,141
#	Coty, Inc., Class A	1,002,752	2,907,981
*	Cyanotech Corp.	2,301	6,558
*	Darling Ingredients, Inc.	422,245	18,156,535
#*	Edgewell Personal Care Co.	166,694	4,370,717
*	elf Beauty, Inc.	124,273	2,519,014
#	Energizer Holdings, Inc.	114,948	4,523,204
	Estee Lauder Cos., Inc. (The), Class A	167,757	36,849,503
*	Farmer Bros Co.	75,865	263,252
	Flowers Foods, Inc.	642,437	15,148,664
#	Fresh Del Monte Produce, Inc.	161,044	3,467,277
*	Freshpet, Inc.	13,403	1,534,643
	General Mills, Inc.	396,724	23,454,323
#*	Hain Celestial Group, Inc. (The)	229,161	7,046,701
*	Herbalife Nutrition, Ltd.	242,288	10,936,880
	Hershey Co. (The)	146,563	20,146,550
#	Hormel Foods Corp.	474,828	23,119,375
*	Hostess Brands, Inc.	364,936	4,612,791
#	Ingles Markets, Inc., Class A	55,537	1,991,557
	Ingredion, Inc.	170,040	12,054,136

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Inter Parfums, Inc.	85,209	$3,498,681
#	J&J Snack Foods Corp.	47,526	6,443,100
	JM Smucker Co. (The)	128,894	14,461,907
	John B. Sanfilippo & Son, Inc.	34,146	2,484,463
	Kellogg Co.	404,136	25,416,113
#	Keurig Dr Pepper, Inc.	145,443	3,912,417
	Kimberly-Clark Corp.	103,431	13,713,916
	Kraft Heinz Co. (The)	383,211	11,722,424
	Kroger Co. (The)	1,411,169	45,453,753
	Lamb Weston Holdings, Inc.	112,399	7,131,717
	Lancaster Colony Corp.	61,956	10,293,370
*	Landec Corp.	90,725	871,867
#*	Lifevantage Corp.	21,105	233,210
*	Lifeway Foods, Inc.	20,990	96,764
#	Limoneira Co.	51,794	716,311
	Mannatech, Inc.	4,594	75,617
#	McCormick & Co., Inc.	3,330	595,237
	McCormick & Co., Inc. Non-Voting	136,795	24,692,865
	Medifast, Inc.	52,785	7,415,765
#	MGP Ingredients, Inc.	67,874	2,852,065
	Molson Coors Beverage Co., Class B	235,073	8,288,674
#	Molson Coors Brewing Co., Class A	1,020	46,645
	Mondelez International, Inc., Class A	545,190	28,960,493
*	Monster Beverage Corp.	174,544	13,364,834
#*	National Beverage Corp.	78,210	6,123,061
#	Natura & Co. Holding SA, ADR	225,823	3,601,877
*	Natural Alternatives International, Inc.	16,951	131,201
#	Natural Grocers by Vitamin Cottage, Inc.	71,122	756,738
	Natural Health Trends Corp.	16,960	93,789
*	Nature’s Sunshine Products, Inc.	52,929	551,520
	Nu Skin Enterprises, Inc., Class A	164,113	8,098,977
#	Ocean Bio-Chem, Inc.	12,000	187,080
	Oil-Dri Corp. of America	14,194	484,867
	PepsiCo, Inc.	1,083,200	144,379,728
*	Performance Food Group Co.	69,313	2,329,610
	Philip Morris International, Inc.	329,158	23,376,801
*	Pilgrim’s Pride Corp.	308,227	5,159,720
*	Post Holdings, Inc.	230,953	19,838,863
	PriceSmart, Inc.	79,847	5,509,443
	Procter & Gamble Co. (The)	1,100,928	150,937,229
#*	Revlon, Inc., Class A	445	1,824
#*	Rite Aid Corp.	62,051	567,146
	Rocky Mountain Chocolate Factory, Inc.	12,203	32,338
*	S&W Seed Co.	68,983	157,281
	Sanderson Farms, Inc.	76,773	9,824,641
	Seaboard Corp.	1,240	4,271,800
*	Seneca Foods Corp., Class A	28,492	1,049,930
*	Seneca Foods Corp., Class B	1,999	74,223
*	Simply Good Foods Co. (The)	214,709	4,036,529
	SpartanNash Co.	121,640	2,239,392
	Spectrum Brands Holdings, Inc.	132,214	7,519,010
*	Sprouts Farmers Market, Inc.	363,270	6,920,293
	Sysco Corp.	432,102	23,899,562
*	Tofutti Brands, Inc.	1,645	2,632
#	Tootsie Roll Industries, Inc.	74,307	2,220,293
#*	TreeHouse Foods, Inc.	174,767	6,787,950
#	Turning Point Brands, Inc.	21,179	793,577
	Tyson Foods, Inc., Class A	343,534	19,660,451
#*	United Natural Foods, Inc.	216,911	3,160,393

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	United-Guardian, Inc.	4,655	$66,101
	Universal Corp.	80,556	3,210,157
*	US Foods Holding Corp.	450,653	9,418,648
*	USANA Health Sciences, Inc.	82,590	6,247,933
	Vector Group, Ltd.	307,882	2,829,436
#*	Veru, Inc.	50,478	127,205
#	Village Super Market, Inc., Class A	31,018	702,558
	Walgreens Boots Alliance, Inc.	565,573	19,252,105
	Walmart, Inc.	754,200	104,645,250
	WD-40 Co.	33,668	8,194,118
#	Weis Markets, Inc.	90,746	4,120,776
*	Willamette Valley Vineyards, Inc.	6,260	38,249

TOTAL CONSUMER STAPLES			1,563,986,604

ENERGY — (2.0%)
	Adams Resources & Energy, Inc.	7,057	134,648
#*	Antero Resources Corp.	574,658	1,953,837
	Apache Corp.	20,304	168,523
#	Arch Resources, Inc.	44,737	1,366,715
	Archrock, Inc.	454,272	2,693,833
	Ardmore Shipping Corp.	95,113	266,316
#*	Aspen Aerogels, Inc.	64,239	725,901
	Baker Hughes Co.	508,327	7,507,990
	Berry Corp.	123,270	322,967
*	Bonanza Creek Energy, Inc.	79,202	1,402,667
*	Bristow Group, Inc.	27,501	571,471
	Cabot Oil & Gas Corp.	567,299	10,092,249
	Cactus, Inc., Class A	87,473	1,487,041
#*	Callon Petroleum Co.	90,875	475,276
*	ChampionX Corp.	344,941	3,011,335
*	Cheniere Energy, Inc.	158,539	7,589,262
	Chevron Corp.	861,133	59,848,743
	Cimarex Energy Co.	250,750	6,361,527
#*	Clean Energy Fuels Corp.	519,680	1,288,806
*	CNX Resources Corp.	646,499	6,271,040
	Concho Resources, Inc.	226,089	9,384,954
	ConocoPhillips	929,740	26,609,159
#*	CONSOL Energy, Inc.	66,033	250,265
#*	Contango Oil & Gas Co.	223,496	279,370
#	Continental Resources, Inc.	265,155	3,189,815
#	Core Laboratories NV	78,289	1,131,276
#	CVR Energy, Inc.	228,689	2,517,866
#*	Dawson Geophysical Co.	196,006	350,851
#	Delek US Holdings, Inc.	186,824	1,879,449
	Devon Energy Corp.	462,372	4,128,982
	DHT Holdings, Inc.	583,845	2,808,294
	Diamondback Energy, Inc.	81,794	2,123,372
#	DMC Global, Inc.	45,597	1,621,885
*	Dorian LPG, Ltd.	168,723	1,383,529
*	Dril-Quip, Inc.	150,865	3,907,403
#*	Earthstone Energy, Inc., Class A	76,272	205,172
#	EnLink Midstream LLC	378,207	1,024,941
	EOG Resources, Inc.	550,688	18,855,557
#*	Epsilon Energy, Ltd.	85,058	258,576
#	EQT Corp.	243,048	3,679,747
	Equitrans Midstream Corp.	311,210	2,259,385
	Evolution Petroleum Corp.	83,591	184,736
*	Exterran Corp.	84,070	355,616
	Exxon Mobil Corp.	1,876,779	61,220,531

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Forum Energy Technologies, Inc.	540,589	$256,996
#*	Frank’s International NV	575,145	1,006,504
#	GasLog, Ltd.	216,378	514,980
*	Geospace Technologies Corp.	34,657	177,790
*	Goodrich Petroleum Corp.	30,840	295,447
#*	Green Plains, Inc.	136,783	2,065,423
*	Gulf Island Fabrication, Inc.	79,849	260,308
#*	Gulfport Energy Corp.	508,771	130,245
	Halliburton Co.	871,775	10,513,606
#*	Helix Energy Solutions Group, Inc.	380,609	943,910
	Helmerich & Payne, Inc.	190,198	2,828,244
	Hess Corp.	300,060	11,168,233
#	Highpoint Resources Corp.	2,076	11,460
	HollyFrontier Corp.	379,160	7,018,252
*	Independence Contract Drilling, Inc.	738	1,715
	International Seaways, Inc.	94,840	1,284,134
	Kinder Morgan, Inc.	1,093,700	13,015,030
#*	KLX Energy Services Holdings, Inc.	10,488	41,113
#*	Laredo Petroleum, Inc.	30,427	244,633
#	Liberty Oilfield Services, Inc., Class A	105,762	706,490
*	Mammoth Energy Services, Inc.	31,577	47,681
	Marathon Oil Corp.	1,437,165	5,691,173
	Marathon Petroleum Corp.	719,648	21,229,616
#*	Matador Resources Co.	296,353	2,095,216
#*	Matrix Service Co.	98,987	752,301
*	Mind Technology, Inc.	68,530	140,487
*	Montage Resources Corp.	52,502	259,885
	Murphy Oil Corp.	389,587	3,007,612
#	Nabors Industries, Ltd.	46,551	1,322,979
	NACCO Industries, Inc., Class A	16,271	317,122
	National Oilwell Varco, Inc.	569,590	4,784,556
*	Natural Gas Services Group, Inc.	35,498	308,833
#	Navios Maritime Acquisition Corp.	14,951	54,870
*	Newpark Resources, Inc.	185,922	132,953
#*	NexTier Oilfield Solutions, Inc.	532,169	1,005,799
	Noble Corp. P.L.C.	0	0
#	Nordic American Tankers, Ltd.	89,619	260,791
#*	Northern Oil and Gas, Inc.	20,593	76,194
	Occidental Petroleum Corp.	935,693	8,542,877
*	Oceaneering International, Inc.	251,830	1,027,466
*	Oil States International, Inc.	196,992	490,510
	ONEOK, Inc.	452,023	13,108,667
*	Overseas Shipholding Group, Inc., Class A	132,112	252,334
*	Par Pacific Holdings, Inc.	141,577	911,756
	Parsley Energy, Inc., Class A	671,262	6,719,333
#	Patterson-UTI Energy, Inc.	266,416	682,025
#	PBF Energy, Inc., Class A	304,333	1,421,235
*	PDC Energy, Inc.	252,625	3,011,290
#	Peabody Energy Corp.	193,825	250,034
#*	Penn Virginia Corp.	38,492	295,619
	Phillips 66	231,837	10,817,514
	PHX Minerals, Inc.	2,371	3,557
	Pioneer Natural Resources Co.	189,651	15,088,634
*	PrimeEnergy Resources Corp.	3,139	161,659
*	ProPetro Holding Corp.	255,918	1,010,876
#	QEP Resources, Inc.	159,993	143,994
	Range Resources Corp.	649,520	4,273,842
*	Ranger Energy Services, Inc.	17,872	43,786
#*	Renewable Energy Group, Inc.	144,275	8,137,110

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	REX American Resources Corp.	14,981	$1,088,969
#*	RigNet, Inc.	14,364	52,716
#*	Ring Energy, Inc.	147,561	75,389
#*	RPC, Inc.	342,480	815,102
*	SandRidge Energy, Inc.	46,447	79,889
	Schlumberger, Ltd.	941,908	14,072,106
#	Scorpio Tankers, Inc.	149,162	1,315,609
#*	SEACOR Holdings, Inc.	63,253	1,937,439
*	SEACOR Marine Holdings, Inc.	59,866	102,970
#*	Select Energy Services, Inc., Class A	220,370	665,517
#	SFL Corp., Ltd.	372,859	2,427,312
#*	SilverBow Resources, Inc.	20,279	94,703
#*	Smart Sand, Inc.	51,796	66,299
#	Solaris Oilfield Infrastructure, Inc., Class A	97,437	577,801
#*	Southwestern Energy Co.	1,662,943	4,440,058
#*	Talos Energy, Inc.	138,909	914,021
	Targa Resources Corp.	332,759	5,340,782
	TechnipFMC P.L.C.	473,724	2,619,694
#*	Teekay Corp.	163,206	287,243
#*	Teekay Tankers, Ltd., Class A	104,137	982,012
*	TETRA Technologies, Inc.	161,734	89,843
#*	Tidewater, Inc.	102,375	599,918
#	US Silica Holdings, Inc.	187,416	509,772
*	VAALCO Energy, Inc.	32,695	27,644
	Valaris P.L.C.	0	0
	Valero Energy Corp.	367,416	14,185,932
#*	W&T Offshore, Inc.	285,029	399,041
	Williams Cos., Inc. (The)	1,029,403	19,754,244
	World Fuel Services Corp.	212,874	4,480,998
*	WPX Energy, Inc.	975,394	4,496,566

TOTAL ENERGY			516,017,166

FINANCIALS — (13.1%)
*	1347 Property Insurance Holdings, Inc.	8,932	26,885
	1st Constitution Bancorp	25,910	337,866
	1st Source Corp.	87,455	2,928,868
	ACNB Corp.	20,654	431,049
	Affiliated Managers Group, Inc.	76,375	5,756,384
	Aflac, Inc.	427,496	14,513,489
	Alleghany Corp.	20,575	11,253,085
	Allegiance Bancshares, Inc.	63,206	1,788,730
	Allstate Corp. (The)	283,316	25,144,295
	Ally Financial, Inc.	702,004	18,729,467
#	Altabancorp	37,237	810,649
	A-Mark Precious Metals, Inc.	17,533	544,926
*	Ambac Financial Group, Inc.	64,306	789,678
	American Equity Investment Life Holding Co.	234,005	5,808,004
	American Express Co.	695,199	63,429,957
	American Financial Group, Inc.	167,502	12,552,600
	American International Group, Inc.	555,522	17,493,388
	American National Bankshares, Inc.	33,036	753,221
	American National Group, Inc.	43,227	2,974,018
	American River Bankshares	19,024	196,328
	Ameriprise Financial, Inc.	216,761	34,861,672
	Ameris Bancorp	218,956	6,415,411
	AMERISAFE, Inc.	68,230	4,024,205
#	AmeriServ Financial, Inc.	18,864	52,065
	Ames National Corp.	27,872	537,930
	Aon P.L.C., Class A	177,322	32,629,021

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Arch Capital Group, Ltd.	487,404	$14,724,475
	Ares Management Corp., Class A	95,408	4,035,758
	Argo Group International Holdings, Ltd.	112,271	4,005,829
	Arrow Financial Corp.	46,068	1,260,881
	Arthur J Gallagher & Co.	155,115	16,086,977
	Artisan Partners Asset Management, Inc., Class A	138,390	5,543,903
	Associated Banc-Corp	338,868	4,639,103
#	Associated Capital Group, Inc., Class A	9,645	309,604
	Assurant, Inc.	134,645	16,745,799
	Assured Guaranty, Ltd.	266,861	6,812,961
*	Athene Holding, Ltd., Class A	132,605	4,253,968
*	Atlantic American Corp.	17,563	35,477
*	Atlantic Capital Bancshares, Inc.	86,975	1,207,213
	Atlantic Union Bankshares Corp.	228,411	5,776,514
*	Atlanticus Holdings Corp.	36,049	412,761
#	Auburn National BanCorp, Inc.	5,123	190,371
	Axis Capital Holdings, Ltd.	186,997	7,982,902
*	Axos Financial, Inc.	194,104	5,291,275
	Banc of California, Inc.	152,950	1,835,400
#	BancFirst Corp.	88,347	3,927,024
*	Bancorp, Inc. (The)	188,264	1,807,334
	BancorpSouth Bank	248,919	5,827,194
	Bank of America Corp.	4,443,032	105,299,858
	Bank of Commerce Holdings	49,603	397,320
	Bank of Hawaii Corp.	109,183	6,620,857
	Bank of Marin Bancorp	35,642	1,074,250
	Bank of New York Mellon Corp. (The)	598,569	20,566,831
	Bank of NT Butterfield & Son, Ltd. (The)	171,333	4,533,471
	Bank of Princeton (The)	15,499	304,865
	Bank of South Carolina Corp.	10,128	167,213
	Bank of the James Financial Group, Inc.	7,644	75,293
	Bank OZK	282,555	7,001,713
	BankFinancial Corp.	48,482	356,343
	BankUnited, Inc.	262,572	6,629,943
	Bankwell Financial Group, Inc.	15,051	248,341
	Banner Corp.	118,134	4,355,601
#	Bar Harbor Bankshares	36,327	741,797
*	Baycom Corp.	12,706	141,037
	BCB Bancorp, Inc.	45,624	414,722
*	Berkshire Bancorp, Inc.	3,850	33,957
*	Berkshire Hathaway, Inc., Class B	840,748	169,747,021
	Berkshire Hills Bancorp, Inc.	127,776	1,664,921
	BGC Partners, Inc., Class A	757,773	2,235,430
	BlackRock, Inc.	82,921	49,687,092
	Blackstone Group, Inc. (The), Class A	108,362	5,463,612
*	Blucora, Inc.	75,507	751,295
#	BOK Financial Corp.	130,601	7,671,503
	Boston Private Financial Holdings, Inc.	288,959	1,785,767
	Bridge Bancorp, Inc.	61,357	1,198,916
*	Bridgewater Bancshares, Inc.	38,692	429,868
*	Brighthouse Financial, Inc.	52,344	1,732,586
	BrightSphere Investment Group P.L.C.	241,488	3,332,534
	Brookline Bancorp, Inc.	277,736	2,660,711
	Brown & Brown, Inc.	382,181	16,628,695
	Bryn Mawr Bank Corp.	70,052	1,881,597
#	Business First Bancshares, Inc.	2,673	44,399
	Byline Bancorp, Inc.	9,550	125,487
	C&F Financial Corp.	9,438	293,994
	Cadence BanCorp.	342,101	3,838,373

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*»	Calamos Asset Management, Inc., Class A	35,476	$0
	California First National Bancorp	9,103	144,283
#	Cambridge Bancorp	6,983	433,574
	Camden National Corp.	50,870	1,626,314
*	Cannae Holdings, Inc.	245,869	9,092,236
#	Capital City Bank Group, Inc.	51,430	1,095,973
	Capital One Financial Corp.	265,505	19,403,105
	Capitol Federal Financial, Inc.	491,465	5,642,018
	Capstar Financial Holdings, Inc.	52,453	544,987
	Cathay General Bancorp	194,645	4,579,997
	Cboe Global Markets, Inc.	70,730	5,749,642
	CBTX, Inc.	34,416	650,462
#	CCUR Holdings, Inc.	14,271	42,813
	Central Pacific Financial Corp.	56,777	781,819
	Central Valley Community Bancorp	24,647	317,946
	Century Bancorp, Inc., Class A	13,628	975,356
*	CF Bankshares, Inc.	6,476	87,750
	Charles Schwab Corp. (The)	1,079,738	44,388,029
#	Chemung Financial Corp.	13,461	458,751
	Chubb, Ltd.	228,621	29,700,154
#	Cincinnati Financial Corp.	199,192	14,090,842
	CIT Group, Inc.	176,002	5,183,259
	Citigroup, Inc.	1,019,064	42,209,631
	Citizens & Northern Corp.	25,465	431,377
	Citizens Community Bancorp, Inc.	24,520	186,352
	Citizens Financial Group, Inc.	493,062	13,435,939
	Citizens Holding Co.	5,685	123,364
#*	Citizens, Inc.	80,221	462,875
	City Holding Co.	44,929	2,715,059
	Civista Bancshares, Inc.	40,150	572,539
	CME Group, Inc.	150,921	22,746,813
	CNA Financial Corp.	112,747	3,358,733
	CNB Financial Corp.	47,886	868,652
	CNO Financial Group, Inc.	360,876	6,405,549
*	Coastal Financial Corp.	12,903	191,739
	Codorus Valley Bancorp, Inc.	25,892	348,506
	Cohen & Steers, Inc.	131,992	7,432,470
#	Colony Bankcorp, Inc.	20,874	261,551
	Columbia Banking System, Inc.	218,480	6,207,017
*	Columbia Financial, Inc.	80,139	976,894
	Comerica, Inc.	255,711	11,637,408
#	Commerce Bancshares, Inc.	239,064	14,881,734
	Commercial National Financial Corp.	478	7,643
#	Community Bank System, Inc.	171,816	9,963,610
	Community Bankers Trust Corp.	62,574	341,654
#	Community Financial Corp. (The)	15,436	337,277
*	Community First Bancshares, Inc.	17,083	124,193
	Community Trust Bancorp, Inc.	58,563	1,863,475
	Community West Bancshares	17,906	144,322
	ConnectOne Bancorp, Inc.	140,313	2,165,030
#*	Consumer Portfolio Services, Inc.	187,505	703,144
#	County Bancorp, Inc.	18,726	346,431
#	Cowen, Inc., Class A	63,922	1,371,766
#	Crawford & Co., Class A	94,242	603,149
	Crawford & Co., Class B	74,316	471,163
#*	Credit Acceptance Corp.	56,938	16,974,357
#	Cullen/Frost Bankers, Inc.	113,352	7,965,245
*	Customers Bancorp, Inc.	95,711	1,322,726
	CVB Financial Corp.	383,991	6,719,842

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Diamond Hill Investment Group, Inc.	14,228	$1,948,382
	Dime Community Bancshares, Inc.	132,854	1,680,603
	Discover Financial Services	435,302	28,298,983
	Donegal Group, Inc., Class A	78,391	1,137,453
#	Donegal Group, Inc., Class B	5,678	67,171
*	Donnelley Financial Solutions, Inc.	98,704	1,246,632
	Eagle Bancorp Montana, Inc.	17,152	330,348
#	Eagle Bancorp, Inc.	113,735	3,402,951
	East West Bancorp, Inc.	257,210	9,383,021
	Eaton Vance Corp.	301,121	18,004,025
*	eHealth, Inc.	61,247	4,110,286
*	Elevate Credit, Inc.	56,257	141,768
	Elmira Savings Bank	7,695	80,798
#	Emclaire Financial Corp.	2,399	56,520
	Employers Holdings, Inc.	112,599	3,604,294
#*	Encore Capital Group, Inc.	101,335	3,235,627
*	Enova International, Inc.	135,148	2,074,521
*	Enstar Group, Ltd.	32,385	5,566,010
	Enterprise Bancorp, Inc.	18,776	424,525
	Enterprise Financial Services Corp.	85,883	2,500,054
	Equitable Holdings, Inc.	74,324	1,597,223
*	Equity Bancshares, Inc., Class A	47,837	879,244
	Erie Indemnity Co., Class A	58,701	13,669,702
*	Esquire Financial Holdings, Inc.	17,523	273,184
	ESSA Bancorp, Inc.	19,001	241,503
	Essent Group, Ltd.	178,380	7,108,443
#	Evans Bancorp, Inc.	13,858	316,101
	Evercore, Inc., Class A	118,960	9,462,078
	Everest Re Group, Ltd.	57,189	11,270,808
#*	EZCORP, Inc., Class A	159,206	710,059
#	FactSet Research Systems, Inc.	60,961	18,684,546
#	Farmers & Merchants Bancorp, Inc.	8,932	179,176
	Farmers National Banc Corp.	51,416	598,996
	Fauquier Bankshares, Inc.	4,556	70,755
#	FB Financial Corp.	145,501	4,292,279
	FBL Financial Group, Inc., Class A	79,082	3,929,585
	Federal Agricultural Mortgage Corp., Class A	2,460	142,299
	Federal Agricultural Mortgage Corp., Class C	29,738	1,920,777
	Federated Hermes, Inc., Class B	279,686	6,684,495
	FedNat Holding Co.	42,906	220,108
*	FFBW, Inc.	15,405	140,802
#	Fidelity D&D Bancorp, Inc.	5,497	261,987
	Fidelity National Financial, Inc.	365,119	11,424,574
	Fifth Third Bancorp	844,075	19,599,421
	Financial Institutions, Inc.	51,721	917,013
*	First Acceptance Corp.	34,466	44,806
	First American Financial Corp.	316,449	14,110,461
	First Bancorp	99,409	2,394,763
	First BanCorp	741,629	4,813,172
	First Bancorp, Inc. (The)	31,491	728,387
	First Bancshares, Inc.	569	7,656
	First Bancshares, Inc. (The)	29,331	699,251
	First Bank	36,002	269,655
	First Busey Corp.	165,497	2,977,291
	First Business Financial Services, Inc.	24,675	423,176
#	First Capital, Inc.	6,938	418,431
	First Choice Bancorp	18,727	263,676
	First Citizens BancShares, Inc., Class A	22,584	10,449,617
	First Commonwealth Financial Corp.	335,636	2,893,182

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Community Bancshares, Inc.	52,812	$1,002,372
	First Community Corp.	21,514	305,714
	First Financial Bancorp	338,499	4,840,536
#	First Financial Bankshares, Inc.	268,216	7,995,519
	First Financial Corp.	23,250	807,240
	First Financial Northwest, Inc.	22,460	222,579
	First Foundation, Inc.	138,010	2,052,209
	First Guaranty Bancshares, Inc.	6,290	91,519
#	First Hawaiian, Inc.	20,596	355,487
	First Horizon National Corp.	1,385,540	14,423,471
	First Internet Bancorp	30,005	645,708
	First Interstate BancSystem, Inc., Class A	118,143	4,170,448
	First Merchants Corp.	178,481	4,660,139
	First Mid Bancshares, Inc.	33,744	936,733
#	First Midwest Bancorp, Inc.	357,332	4,484,517
	First National Corp.	4,411	61,754
	First Northwest Bancorp	29,820	350,385
	First of Long Island Corp. (The)	76,126	1,174,624
	First Republic Bank	151,619	19,125,221
	First Savings Financial Group, Inc.	3,511	189,770
	First United Corp.	19,729	235,170
	First US Bancshares, Inc.	11,301	79,107
*	First Western Financial, Inc.	5,714	81,139
	FirstCash, Inc.	118,740	6,179,230
	Flagstar Bancorp, Inc.	194,402	5,705,699
	Flushing Financial Corp.	96,520	1,234,491
	FNB Corp.	771,885	5,835,451
	Franklin Financial Services Corp.	2,735	60,170
#	Franklin Resources, Inc.	449,353	8,425,369
	FS Bancorp, Inc.	12,653	585,960
	Fulton Financial Corp.	530,410	5,829,206
#*	FVCBankcorp, Inc.	7,445	91,871
*	GAINSCO, Inc.	700	72,170
	GAMCO Investors, Inc., Class A	33,438	411,287
*	Genworth Financial, Inc., Class A	715,120	2,810,422
#	German American Bancorp, Inc.	82,904	2,501,214
	Glacier Bancorp, Inc.	220,426	7,891,251
	Glen Burnie Bancorp	793	8,025
	Global Indemnity Group LLC, Class A	35,994	882,213
	Global Indemnity, Ltd.	0	0
	Globe Life, Inc.	159,563	12,938,964
	Goldman Sachs Group, Inc. (The)	169,100	31,966,664
	Goosehead Insurance, Inc., Class A	18,521	2,269,563
*	Great Elm Capital Group, Inc.	61,827	119,944
	Great Southern Bancorp, Inc.	48,081	1,968,917
	Great Western Bancorp, Inc.	154,468	2,006,539
*	Green Dot Corp., Class A	165,615	8,830,592
	Greene County Bancorp, Inc.	1,937	43,679
	Greenhill & Co., Inc.	39,752	513,993
#*	Greenlight Capital Re, Ltd., Class A	74,485	502,774
	Guaranty Bancshares, Inc.	21,025	607,622
	Guaranty Federal Bancshares, Inc.	9,816	138,602
*	Hallmark Financial Services, Inc.	43,645	118,278
	Hamilton Lane, Inc., Class A	46,666	3,252,620
	Hancock Whitney Corp.	238,396	5,452,117
	Hanmi Financial Corp.	106,232	955,026
	Hanover Insurance Group, Inc. (The)	111,810	10,695,745
*	HarborOne Bancrop, Inc.	93,608	879,915
	Harleysville Financial Corp.	2,702	58,093

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Hartford Financial Services Group, Inc. (The)	531,063	$20,456,547
#	Hawthorn Bancshares, Inc.	17,157	325,297
#	HCI Group, Inc.	32,040	1,505,239
	Heartland Financial USA, Inc.	118,089	3,889,852
#	Hennessy Advisors, Inc.	20,446	164,999
	Heritage Commerce Corp.	172,957	1,253,938
	Heritage Financial Corp.	126,311	2,647,479
	Heritage Insurance Holdings, Inc.	94,337	890,541
	Hilltop Holdings, Inc.	301,208	6,870,554
	Hingham Institution For Savings (The)	5,643	1,139,717
*	HMN Financial, Inc.	11,368	165,973
	Home Bancorp, Inc.	22,861	577,012
	Home BancShares, Inc.	430,103	7,139,710
	Home Federal Bancorp, Inc.	2,614	61,664
	HomeStreet, Inc.	57,218	1,777,763
	HomeTrust Bancshares, Inc.	14,545	232,284
	Hope Bancorp, Inc.	419,452	3,384,978
	Horace Mann Educators Corp.	136,233	4,619,661
	Horizon Bancorp, Inc.	138,889	1,722,224
	Houlihan Lokey, Inc.	94,105	5,900,383
*	Howard Bancorp, Inc.	49,213	498,528
	Huntington Bancshares, Inc.	1,581,282	16,508,584
*	HV Bancorp, Inc.	1,600	20,816
*	ICC Holdings, Inc.	4,514	56,244
	IF Bancorp, Inc.	6,461	104,862
	Independence Holding Co.	33,517	1,267,613
	Independent Bank Corp.	78,268	4,483,974
	Independent Bank Corp.	79,297	1,187,076
	Independent Bank Group, Inc.	122,859	6,337,067
	Interactive Brokers Group, Inc., Class A	229,302	10,907,896
	Intercontinental Exchange, Inc.	315,151	29,750,254
	International Bancshares Corp.	221,995	6,144,822
	Invesco, Ltd.	599,951	7,865,358
#	Investar Holding Corp.	28,758	400,887
	Investors Bancorp, Inc.	708,652	5,995,196
	Investors Title Co.	6,264	836,369
	James River Group Holdings, Ltd.	101,711	4,752,955
#	Janus Henderson Group P.L.C.	257,303	6,252,463
	Jefferies Financial Group, Inc.	486,320	9,488,103
	JPMorgan Chase & Co.	2,409,473	236,224,733
	Kearny Financial Corp.	363,226	3,051,098
	Kemper Corp.	165,791	10,222,673
	Kentucky First Federal Bancorp	16,790	101,244
	KeyCorp	1,120,935	14,549,736
	Kingstone Cos., Inc.	26,975	156,994
	Kinsale Capital Group, Inc.	24,672	4,625,260
	KKR & Co., Inc., Class A	280,744	9,587,408
	Lake Shore Bancorp, Inc.	8,295	99,872
	Lakeland Bancorp, Inc.	168,336	1,873,580
	Lakeland Financial Corp.	73,806	3,773,701
	Landmark Bancorp, Inc.	11,303	265,055
	Lazard, Ltd., Class A	299,807	10,094,502
#	LCNB Corp.	39,467	543,066
*	LendingClub Corp.	181,392	847,101
#*	LendingTree, Inc.	17,736	5,739,192
	Level One Bancorp, Inc.	14,563	229,367
*	Limestone Bancorp, Inc.	14,697	155,788
	Lincoln National Corp.	278,276	9,767,488
#	Live Oak Bancshares, Inc.	114,349	4,262,931

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Loews Corp.	360,511	$12,502,521
	LPL Financial Holdings, Inc.	269,131	21,511,641
	Luther Burbank Corp.	6,429	60,625
	M&T Bank Corp.	149,418	15,476,716
	Macatawa Bank Corp.	100,595	723,278
	Mackinac Financial Corp.	30,395	301,822
*	Magyar Bancorp, Inc.	8,387	72,380
#*	Maiden Holdings, Ltd.	299,228	365,058
*	MainStreet Bancshares, Inc.	3,548	52,901
*	Malvern Bancorp, Inc.	22,019	274,577
	Manning & Napier, Inc.	37,193	146,540
*	Markel Corp.	15,695	14,640,296
	MarketAxess Holdings, Inc.	44,651	24,060,191
	Marlin Business Services Corp.	39,516	288,467
	Marsh & McLennan Cos., Inc.	260,276	26,928,155
#*	MBIA, Inc.	460,050	2,626,885
	Mercantile Bank Corp.	50,250	1,098,465
	Merchants Bancorp	3,508	75,703
#	Mercury General Corp.	151,868	6,182,546
	Meridian Bancorp, Inc.	182,651	2,274,005
	Meridian Corp.	4,438	78,020
	Meta Financial Group, Inc.	128,221	3,762,004
	MetLife, Inc.	437,531	16,560,548
*	Metropolitan Bank Holding Corp.	10,356	310,162
	MGIC Investment Corp.	277,958	2,796,257
	Mid Penn Bancorp, Inc.	5,767	112,745
	Middlefield Banc Corp.	17,126	326,764
	Midland States Bancorp, Inc.	50,496	752,390
	MidWestOne Financial Group, Inc.	27,498	554,085
#*	MMA Capital Holdings, Inc.	16,416	411,713
#	Moelis & Co., Class A	84,833	3,155,788
	Moody’s Corp.	114,488	30,098,895
	Morgan Stanley	1,230,147	59,231,578
	Morningstar, Inc.	84,700	16,125,186
*	Mr Cooper Group, Inc.	52,741	1,111,780
	MSCI, Inc.	119,248	41,717,720
	MVB Financial Corp.	27,926	445,420
	Nasdaq, Inc.	209,607	25,360,351
	National Bank Holdings Corp., Class A	105,411	3,178,142
	National Bankshares, Inc.	7,777	211,379
	National General Holdings Corp.	268,770	9,130,117
*	National Holdings Corp.	20,165	36,095
	National Security Group, Inc. (The)	2,402	26,710
	National Western Life Group, Inc., Class A	11,616	1,970,422
#	Navient Corp.	633,324	5,072,925
	NBT Bancorp, Inc.	149,512	4,093,639
	Nelnet, Inc., Class A	100,841	6,155,335
	New York Community Bancorp, Inc.	689,481	5,729,587
»	NewStar Financial, Inc.	120,603	12,253
*	NI Holdings, Inc.	24,329	406,538
*	Nicholas Financial, Inc.	18,462	148,804
*	Nicolet Bankshares, Inc.	23,280	1,436,376
*	NMI Holdings, Inc., Class A	212,574	4,568,215
*	Northeast Bank	24,328	466,854
	Northern Trust Corp.	238,095	18,635,696
	Northfield Bancorp, Inc.	162,681	1,652,839
	Northrim BanCorp, Inc.	16,807	480,008
	Northwest Bancshares, Inc.	425,993	4,545,345
	Norwood Financial Corp.	10,571	241,864

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Oak Valley Bancorp	15,008	$208,161
	OceanFirst Financial Corp.	187,284	2,803,641
	Oconee Federal Financial Corp.	2,225	50,085
*	Ocwen Financial Corp.	1,835	42,389
	OFG Bancorp	170,790	2,457,668
	Ohio Valley Banc Corp.	8,757	187,487
	Old National Bancorp	519,500	7,262,610
#	Old Point Financial Corp.	7,052	111,069
	Old Republic International Corp.	646,273	10,521,324
	Old Second Bancorp, Inc.	13,666	116,844
	OneMain Holdings, Inc.	199,336	6,954,833
	Oppenheimer Holdings, Inc., Class A	16,285	408,102
	Origin Bancorp, Inc.	23,289	520,975
	Orrstown Financial Services, Inc.	31,672	442,775
*	Pacific Mercantile Bancorp	58,543	217,195
	Pacific Premier Bancorp, Inc.	267,936	6,832,368
	PacWest Bancorp	193,140	3,716,014
#	Park National Corp.	47,523	4,355,483
	Parke Bancorp, Inc.	36,297	436,653
	Pathfinder Bancorp, Inc.	8,118	82,398
#	Patriot National Bancorp, Inc.	5,433	35,369
#	PCB Bancorp	22,984	216,050
	PCSB Financial Corp.	43,541	586,497
	Peapack-Gladstone Financial Corp.	63,296	1,068,436
	Penns Woods Bancorp, Inc.	18,821	388,842
	Pennymac Financial Services, Inc.	189,788	9,645,026
	Peoples Bancorp of North Carolina, Inc.	12,220	211,284
	Peoples Bancorp, Inc.	64,321	1,453,655
	Peoples Financial Services Corp.	8,101	290,421
	People’s United Financial, Inc.	861,950	9,197,006
	Pinnacle Financial Partners, Inc.	162,141	7,424,436
	Piper Sandler Cos	51,062	4,261,124
	PJT Partners, Inc., Class A	29,984	2,028,717
#	Plumas Bancorp	13,751	276,670
	PNC Financial Services Group, Inc. (The)	224,525	25,119,857
#*	Ponce de Leon Federal Bank	43,206	393,175
	Popular, Inc.	230,501	9,727,142
#*	PRA Group, Inc.	148,611	5,072,093
#	Preferred Bank	47,770	1,616,059
	Premier Financial Bancorp, Inc.	36,475	455,937
	Premier Financial Corp.	115,017	2,069,156
	Primerica, Inc.	154,025	16,979,716
	Principal Financial Group, Inc.	319,426	12,527,888
	ProAssurance Corp.	136,685	2,109,050
	Progressive Corp. (The)	386,646	35,532,767
	Prosperity Bancshares, Inc.	235,724	12,990,750
	Protective Insurance Corp., Class A	4,434	64,736
	Protective Insurance Corp., Class B	31,717	417,079
	Provident Bancorp, Inc.	43,546	375,367
	Provident Financial Holdings, Inc.	23,477	297,219
	Provident Financial Services, Inc.	264,783	3,593,105
	Prudential Bancorp, Inc.	24,908	288,684
	Prudential Financial, Inc.	321,883	20,606,950
	Pzena Investment Management, Inc., Class A	7,981	41,421
	QCR Holdings, Inc.	48,204	1,495,770
	Radian Group, Inc.	195,407	3,507,556
*	Randolph Bancorp, Inc.	14,267	211,152
	Raymond James Financial, Inc.	168,534	12,882,739
#	RBB Bancorp	23,880	304,948

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Regional Management Corp.	33,931	$689,478
	Regions Financial Corp.	1,211,725	16,115,942
	Reinsurance Group of America, Inc.	94,766	9,573,261
	RenaissanceRe Holdings, Ltd.	85,190	13,776,927
	Renasant Corp.	166,539	4,748,027
	Republic Bancorp, Inc., Class A	47,413	1,580,275
*	Republic First Bancorp, Inc.	149,282	332,899
	Riverview Bancorp, Inc.	59,634	279,683
	RLI Corp.	99,196	8,600,293
	S&P Global, Inc.	106,122	34,248,753
	S&T Bancorp, Inc.	135,794	2,687,363
	Safeguard Scientifics, Inc.	52,713	306,790
	Safety Insurance Group, Inc.	55,259	3,868,130
	Salisbury Bancorp, Inc.	7,079	239,553
#	Sandy Spring Bancorp, Inc.	121,686	3,084,740
#	Santander Consumer USA Holdings, Inc.	629,249	12,798,925
	SB Financial Group, Inc.	17,474	268,051
*	Seacoast Banking Corp. of Florida	71,438	1,534,488
*	Security National Financial Corp., Class A	37,020	243,962
	SEI Investments Co.	277,051	13,617,057
*	Select Bancorp, Inc.	56,919	424,047
	Selective Insurance Group, Inc.	172,504	8,980,558
	ServisFirst Bancshares, Inc.	148,244	5,470,204
	Severn Bancorp, Inc.	33,252	206,162
	Shore Bancshares, Inc.	36,272	392,463
	Sierra Bancorp	48,652	965,256
	Signature Bank	79,721	6,436,674
	Silvercrest Asset Management Group, Inc., Class A	27,562	311,175
	Simmons First National Corp., Class A	305,840	5,196,222
	SLM Corp.	1,054,096	9,687,142
	SmartFinancial, Inc.	22,886	341,917
	Sound Financial Bancorp, Inc.	5,599	159,012
	South State Corp.	184,221	11,311,169
*	Southern First Bancshares, Inc.	24,251	650,897
	Southern Missouri Bancorp, Inc.	15,829	403,323
	Southern National Bancorp of Virginia, Inc.	59,841	578,064
	Southside Bancshares, Inc.	120,789	3,256,471
	Spirit of Texas Bancshares, Inc.	29,059	369,340
	Standard AVB Financial Corp.	8,203	269,222
	State Auto Financial Corp.	143,306	1,768,396
	State Street Corp.	310,280	18,275,492
	Sterling Bancorp	552,639	7,394,310
	Sterling Bancorp, Inc.	22,217	78,426
	Stewart Information Services Corp.	91,656	3,885,298
	Stifel Financial Corp.	139,112	8,132,488
#	Stock Yards Bancorp, Inc.	61,907	2,366,086
*	StoneX Group, Inc.	46,863	2,482,802
	Summit Financial Group, Inc.	17,934	322,991
	Summit State Bank	13,468	161,885
*	SVB Financial Group	79,723	23,175,476
	Synchrony Financial	927,351	23,202,322
	Synovus Financial Corp.	394,604	10,259,704
	T Rowe Price Group, Inc.	224,354	28,416,678
	TCF Financial Corp.	354,553	9,647,387
	Territorial Bancorp, Inc.	29,902	634,221
*	Texas Capital Bancshares, Inc.	142,625	6,418,125
	TFS Financial Corp.	316,921	4,978,829
*	Third Point Reinsurance, Ltd.	315,513	2,454,691
	Timberland Bancorp, Inc.	23,378	445,351

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Tiptree, Inc.	128,893	$627,709
	Tompkins Financial Corp.	42,045	2,354,100
	Towne Bank	240,531	4,372,854
	Travelers Cos., Inc. (The)	264,266	31,899,549
	TriCo Bancshares	101,555	2,937,986
*	TriState Capital Holdings, Inc.	92,872	1,169,258
#*	Triumph Bancorp, Inc.	89,285	3,761,577
	Truist Financial Corp.	686,361	28,909,525
*	Trupanion, Inc.	1,537	109,957
	TrustCo Bank Corp. NY	321,168	1,764,818
	Trustmark Corp.	209,382	4,897,445
	U.S. Bancorp	909,248	35,415,210
	UMB Financial Corp.	116,592	7,096,955
	Umpqua Holdings Corp.	553,964	6,957,788
*	Unico American Corp.	5,450	27,686
	Union Bankshares, Inc.	2,439	50,682
	United Bancorp, Inc.	11,080	133,625
	United Bancshares, Inc.	6,375	129,412
#	United Bankshares, Inc.	328,515	8,616,948
	United Community Banks, Inc.	246,721	5,166,338
	United Fire Group, Inc.	85,504	1,756,252
	United Insurance Holdings Corp.	134,949	592,426
	United Security Bancshares	45,844	285,150
	Unity Bancorp, Inc.	30,986	434,424
	Universal Insurance Holdings, Inc.	146,484	1,826,655
	Univest Financial Corp.	95,867	1,520,451
	Unum Group	324,774	5,735,509
	US Global Investors, Inc., Class A	14,134	36,324
	Valley National Bancorp	865,224	6,610,311
	Value Line, Inc.	7,363	201,010
	Veritex Holdings, Inc.	91,340	1,802,138
#	Victory Capital Holdings, Inc., Class A	8,635	158,366
	Virtu Financial, Inc., Class A	207,544	4,437,291
	Virtus Investment Partners, Inc.	23,545	3,756,605
	Voya Financial, Inc.	250,373	12,000,378
#	Waddell & Reed Financial, Inc., Class A	181,141	2,780,514
	Walker & Dunlop, Inc.	128,340	8,070,019
	Washington Federal, Inc.	280,864	5,979,595
	Washington Trust Bancorp, Inc.	53,277	1,799,164
	Waterstone Financial, Inc.	93,041	1,570,532
	Webster Financial Corp.	242,976	7,826,257
	Wells Fargo & Co.	1,742,572	37,378,169
	WesBanco, Inc.	202,166	4,910,612
	West BanCorp, Inc.	55,086	913,877
	Westamerica BanCorp	72,997	3,822,853
	Western Alliance Bancorp	286,541	11,805,489
	Western New England Bancorp, Inc.	94,346	543,433
	Westwood Holdings Group, Inc.	21,421	206,927
	White Mountains Insurance Group, Ltd.	9,927	9,016,992
	Willis Towers Watson P.L.C.	101,246	18,475,370
	Wintrust Financial Corp.	164,642	8,105,326
#	WisdomTree Investments, Inc.	392,147	1,427,415
#*	World Acceptance Corp.	29,908	2,511,973
	WR Berkley Corp.	219,982	13,225,318
	WSFS Financial Corp.	167,967	5,322,874
#	WVS Financial Corp.	2,157	29,745
	Zions Bancorp NA	271,529	8,762,241

TOTAL FINANCIALS			3,410,582,552

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (12.7%)
	Abbott Laboratories	649,458	$68,264,530
	AbbVie, Inc.	760,731	64,738,208
#*	Abeona Therapeutics, Inc.	5,202	5,566
*	ABIOMED, Inc.	38,341	9,657,331
#*	Acadia Healthcare Co., Inc.	259,931	9,266,540
*	ACADIA Pharmaceuticals, Inc.	47,668	2,214,179
*	Acceleron Pharma, Inc.	16,363	1,711,243
#*	Accuray, Inc.	79,188	230,437
#»	Achillion Pharmaceuticals, Inc.	448,234	77,320
*	Addus HomeCare Corp.	37,990	3,706,684
*	Adverum Biotechnologies, Inc.	188,597	2,057,593
*	Aeglea BioTherapeutics, Inc.	65,850	505,728
#*	Aerie Pharmaceuticals Inc.	9,352	99,225
*	Affimed NV	94,889	299,849
	Agilent Technologies, Inc.	243,269	24,835,332
*	Agios Pharmaceuticals, Inc.	24,906	997,983
*	Akebia Therapeutics, Inc.	229,508	509,508
#*	Albireo Pharma, Inc.	29,734	938,405
*	Aldeyra Therapeutics, Inc.	60,566	404,581
*	Alexion Pharmaceuticals, Inc.	174,679	20,112,540
*	Align Technology, Inc.	75,302	32,084,676
*	Alkermes P.L.C.	108,812	1,768,195
#*	Allscripts Healthcare Solutions, Inc.	519,055	5,232,074
*	Alnylam Pharmaceuticals, Inc.	46,241	5,686,256
*	Alpine Immune Sciences, Inc.	19,427	145,703
#*	AMAG Pharmaceuticals, Inc.	35,999	493,906
*	Amedisys, Inc.	70,493	18,257,687
*	American Renal Associates Holdings, Inc.	14,460	166,145
*	American Shared Hospital Services	3,958	7,164
	AmerisourceBergen Corp.	270,567	25,993,372
	Amgen, Inc.	480,932	104,333,388
*	Amicus Therapeutics, Inc.	26,642	475,027
*	AMN Healthcare Services, Inc.	170,793	11,149,367
#*	Amphastar Pharmaceuticals, Inc.	125,572	2,459,955
*	AnaptysBio, Inc.	60,000	1,767,600
*	AngioDynamics, Inc.	120,664	1,247,666
#*	ANI Pharmaceuticals, Inc.	37,794	963,369
#*	Anika Therapeutics, Inc.	48,158	1,570,914
	Anthem, Inc.	185,833	50,695,242
#*	Applied Genetic Technologies Corp.	47,982	247,587
	Apyx Medical Corp.	71,717	431,736
*	AquaBounty Technologies Inc.	9,803	37,251
#*	Aravive, Inc.	28,295	131,006
*	Arcus Biosciences, Inc.	60,254	1,313,537
*	Ardelyx, Inc.	179,035	914,869
*	Arena Pharmaceuticals, Inc.	104,842	8,987,056
*	Assembly Biosciences, Inc.	82,694	1,218,910
*	Assertio Holdings, Inc.	175,321	108,699
*	Atara Biotherapeutics, Inc.	136,874	1,767,043
*	AtriCure, Inc.	11,869	410,193
	Atrion Corp.	4,902	2,946,837
*	Avanos Medical, Inc.	155,293	5,489,608
#*	Avrobio, Inc.	12,944	184,840
#*	AxoGen, Inc.	12,702	160,172
	Baxter International, Inc.	219,725	17,044,068
	Becton Dickinson and Co.	85,776	19,825,407
*	BioDelivery Sciences International, Inc.	17,342	54,801
*	Biogen, Inc.	144,169	36,340,680
*	BioMarin Pharmaceutical, Inc.	91,526	6,812,280

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Bio-Rad Laboratories, Inc., Class A	33,729	$19,779,360
*	BioSpecifics Technologies Corp.	22,868	2,014,671
	Bio-Techne Corp.	48,587	12,263,845
*	BioTelemetry, Inc.	89,756	3,821,810
#*	Bluebird Bio, Inc.	47,776	2,470,497
*	Boston Scientific Corp.	348,414	11,940,148
	Bristol-Myers Squibb Co.	974,388	56,952,979
*	Brookdale Senior Living, Inc.	464,771	1,366,427
	Bruker Corp.	254,648	10,832,726
#*	Caladrius Biosciences, Inc.	13,745	20,755
*	Calithera Biosciences, Inc.	136,322	482,580
#	Cantel Medical Corp.	79,179	3,787,923
#*	Cara Therapeutics, Inc.	16,136	213,963
	Cardinal Health, Inc.	317,001	14,515,476
*	Cardiovascular Systems, Inc.	29,839	1,063,760
*	CareDx, Inc.	18,015	883,636
#*	Cassava Sciences, Inc.	8,330	68,389
*	Castlight Health, Inc., Class B	163,791	144,611
#*	Catabasis Pharmaceuticals, Inc.	20,797	27,868
*	Catalent, Inc.	400,478	35,149,954
#*	Catalyst Biosciences, Inc.	55,853	306,074
*	Catalyst Pharmaceuticals, Inc.	60,292	179,067
*	Celldex Therapeutics, Inc.	70,854	1,122,327
*	Cellular Biomedicine Group, Inc.	1,100	19,811
*	Centene Corp.	477,162	28,200,274
	Cerner Corp.	411,945	28,873,225
*	Change Healthcare, Inc.	319,485	4,520,713
*	Charles River Laboratories International, Inc.	144,584	32,921,777
#*	Chembio Diagnostics, Inc.	30,538	144,750
	Chemed Corp.	40,979	19,601,075
*	ChemoCentryx, Inc.	20,878	1,002,144
#*	Chiasma, Inc.	51,748	194,055
*	Chimerix, Inc.	184,649	493,013
*	Chinook Therapeutics, Inc.	19,543	241,356
	Cigna Corp.	277,181	46,280,912
	Clementia Pharmaceuticals, Inc.	0	0
#*	Collegium Pharmaceutical, Inc.	38,512	686,669
#*	Community Health Systems, Inc.	187,097	1,167,485
	Computer Programs and Systems, Inc.	35,295	984,378
#*	Concert Pharmaceuticals, Inc.	73,255	755,992
#	CONMED Corp.	68,483	5,339,620
#»	Contra Aduro Biotech I	19,543	195
*»	Contra Clementia Pharm Inc.	1,000	0
»	Contra Pfenex, Inc.	44,829	33,622
	Cooper Cos., Inc. (The)	43,578	13,903,561
#*	Corcept Therapeutics, Inc.	274,763	4,610,523
*	CorVel Corp.	60,304	5,500,931
#*	Corvus Pharmaceuticals, Inc.	39,229	155,347
#*	Covetrus, Inc.	72,840	1,798,420
*	Cross Country Healthcare, Inc.	138,338	1,085,953
*	CryoLife, Inc.	97,811	1,639,312
#*	Cumberland Pharmaceuticals, Inc.	40,261	118,770
*	Cutera, Inc.	12,065	228,390
	CVS Health Corp.	829,846	46,546,062
#*	Cyclerion Therapeutics, Inc.	3,615	8,459
*	Cymabay Therapeutics, Inc.	126,914	1,055,924
*	CytomX Therapeutics, Inc.	106,976	708,181
	Danaher Corp.	250,661	57,536,726
*	DaVita, Inc.	296,876	25,605,555

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Denali Therapeutics, Inc.	98,402	$4,209,638
	DENTSPLY SIRONA, Inc.	272,778	12,872,394
*	DexCom, Inc.	26,040	8,321,863
*	Digirad Corp.	2,380	5,998
*	Eagle Pharmaceuticals, Inc.	15,105	702,685
*	Edwards Lifesciences Corp.	154,486	11,075,101
*	Elanco Animal Health, Inc.	323,939	10,045,348
#*»	Elanco Animal Health, Inc.	131,780	0
#*	Electromed, Inc.	13,044	108,396
	Eli Lilly and Co.	538,596	70,265,234
#*	Eloxx Pharmaceuticals, Inc.	4,086	10,338
*	Emergent BioSolutions, Inc.	78,653	7,076,410
*	Enanta Pharmaceuticals, Inc.	52,437	2,287,826
	Encompass Health Corp.	312,208	19,141,472
#*	Endo International P.L.C.	423,800	1,936,766
#*	Enochian Biosciences, Inc.	36,985	112,804
	Ensign Group, Inc. (The)	169,224	9,957,140
	Envista Holdings Corp.	109,191	2,884,826
#*	Enzo Biochem, Inc.	121,470	221,075
#*	Epizyme, Inc.	148,099	1,830,504
#*	Evolent Health, Inc., Class A	249,401	2,479,046
#*	Exact Sciences Corp.	61,901	7,665,201
*	Exelixis, Inc.	469,222	9,609,667
#*	Eyenovia, Inc.	12,546	41,402
#*	FibroGen, Inc.	59,875	2,298,003
*	Five Prime Therapeutics, Inc.	92,903	423,638
*	Five Star Senior Living, Inc.	204	932
*	FONAR Corp.	17,731	348,237
#*	Fulgent Genetics, Inc.	30,974	1,007,584
#*	G1 Therapeutics, Inc.	95,854	1,053,435
	Gilead Sciences, Inc.	1,115,047	64,839,983
#*	Global Blood Therapeutics, Inc.	98,361	5,201,330
*	Globus Medical, Inc., Class A	164,504	8,573,948
#*	GlycoMimetics, Inc.	109,811	307,471
*	Guardant Health, Inc.	23,733	2,531,362
*	Haemonetics Corp.	109,830	11,102,715
*	Hanger, Inc.	70,228	1,226,883
*	Harvard Bioscience, Inc.	104,293	352,510
	HCA Healthcare, Inc.	64,579	8,003,921
*	HealthStream, Inc.	83,884	1,535,077
*	Henry Schein, Inc.	175,487	11,157,463
#*	Heron Therapeutics, Inc.	36,977	603,095
#*	Heska Corp.	14,732	1,728,506
	Hill-Rom Holdings, Inc.	157,154	14,312,015
*	HMS Holdings Corp.	207,692	5,528,761
*	Hologic, Inc.	394,615	27,157,404
*	Horizon Therapeutics P.L.C.	482,570	36,158,970
	Humana, Inc.	119,931	47,886,050
*	ICU Medical, Inc.	41,541	7,385,574
*	IDEXX Laboratories, Inc.	79,980	33,977,104
*	Illumina, Inc.	28,536	8,352,487
*	ImmuCell Corp.	6,242	33,145
*	Incyte Corp.	61,966	5,368,734
#*	Infinity Pharmaceuticals, Inc.	26,307	27,622
#*	InfuSystem Holdings, Inc.	48,515	597,705
#*	Innoviva, Inc.	225,749	2,440,347
*	Inogen, Inc.	57,333	1,674,697
*	Inovalon Holdings, Inc., Class A	81,958	1,556,382
*	Insulet Corp.	29,458	6,547,041

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Integer Holdings Corp.	75,875	$4,434,894
*	Integra LifeSciences Holdings Corp.	165,154	7,283,291
#*	Intellia Therapeutics, Inc.	127,571	3,054,050
#*	Intra-Cellular Therapies, Inc.	175,445	4,328,228
#*	IntriCon Corp.	22,660	283,250
*	Intuitive Surgical, Inc.	26,157	17,448,812
#	Invacare Corp.	194,518	1,577,541
*	Ionis Pharmaceuticals, Inc.	75,712	3,554,678
*	IQVIA Holdings, Inc.	112,505	17,324,645
#*	iRadimed Corp.	2,040	46,206
*	IRIDEX Corp.	15,940	28,373
#*	Ironwood Pharmaceuticals, Inc.	121,963	1,204,994
*	IVERIC bio, Inc.	58,078	343,822
*	Jazz Pharmaceuticals P.L.C.	85,223	12,280,634
	Johnson & Johnson	2,334,450	320,076,440
#*	Jounce Therapeutics, Inc.	95,220	792,230
#*	Kala Pharmaceuticals, Inc.	45,256	298,690
*	KalVista Pharmaceuticals, Inc.	34,070	586,345
#*	Karyopharm Therapeutics, Inc.	122,197	1,810,960
	Kewaunee Scientific Corp.	6,314	52,091
*	Kindred Biosciences, Inc.	92,842	324,019
*	Kiniksa Pharmaceuticals, Ltd., Class A	23,728	371,580
*	Kura Oncology, Inc.	78,799	2,462,469
*	Laboratory Corp. of America Holdings	125,837	25,138,458
#*	Lannett Co., Inc.	101,012	649,507
#*	Lantheus Holdings, Inc.	165,468	1,796,982
#	LeMaitre Vascular, Inc.	51,935	1,686,849
*	LENSAR, Inc.	35,748	348,900
*	LHC Group, Inc.	94,117	20,381,036
#*	Ligand Pharmaceuticals, Inc.	41,617	3,431,322
*	LivaNova P.L.C.	114,724	5,775,206
#	Luminex Corp.	125,124	2,757,733
#*	Lumos Pharma, Inc.	2,606	37,526
*	MacroGenics, Inc.	125,711	2,440,051
#*	Madrigal Pharmaceuticals, Inc.	36,404	4,632,409
*	Magellan Health, Inc.	84,942	6,138,758
#*	Marinus Pharmaceuticals, Inc.	7,043	91,841
*	Masimo Corp.	66,721	14,933,494
	McKesson Corp.	165,256	24,373,607
#*»	MedCath Corp.	26,258	0
*	MEDNAX, Inc.	241,078	3,073,745
*	Medpace Holdings, Inc.	91,194	10,117,062
	Medtronic P.L.C.	463,854	46,649,797
*	MEI Pharma, Inc.	83,632	217,443
	Merck & Co., Inc.	1,813,335	136,380,925
*	Meridian Bioscience, Inc.	136,128	2,334,595
*	Merit Medical Systems, Inc.	133,129	6,663,106
#	Merrimack Pharmaceuticals, Inc.	38,029	146,792
*	Mersana Therapeutics, Inc.	44,631	804,251
#	Mesa Laboratories, Inc.	2,550	666,596
*	Mettler-Toledo International, Inc.	25,652	25,598,387
#*	Minerva Neurosciences, Inc.	196,436	630,560
#*	Misonix, Inc.	8,260	93,834
#*	Molecular Templates, Inc.	66,461	587,515
*	Molina Healthcare, Inc.	172,383	32,144,258
#*	MTBC, Inc.	17,198	131,909
*	Mylan NV	696,847	10,132,155
*	MyoKardia, Inc.	15,533	3,472,092
*	Myriad Genetics, Inc.	216,488	2,690,946

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	National HealthCare Corp.	48,530	$3,071,949
	National Research Corp.	38,542	1,996,476
*	Natus Medical, Inc.	91,485	1,665,942
#*	Nektar Therapeutics	33,483	530,371
*	Neogen Corp.	85,714	5,977,694
#*	NeoGenomics, Inc.	126,762	4,972,873
#*	Neoleukin Therapeutics, Inc.	57,385	601,969
*	Neurocrine Biosciences, Inc.	34,134	3,368,002
*	NextGen Healthcare, Inc.	177,439	2,413,170
*	Novocure, Ltd.	24,134	2,946,761
*	NuVasive, Inc.	133,593	5,935,537
#*	ObsEva SA	19,476	36,810
*	Omnicell, Inc.	85,901	7,434,732
*	Oncternal Therapeutics, Inc.	6,310	9,781
*	Opiant Pharmaceuticals, Inc.	5,178	35,676
#*	OPKO Health, Inc.	148,435	522,491
	Option Care Health, Inc.	0	0
*	OraSure Technologies, Inc.	191,025	2,853,914
*	Orthofix Medical, Inc.	51,702	1,616,205
*	Otonomy, Inc.	84,471	302,406
#*	Ovid therapeutics, Inc.	21,461	109,666
	Owens & Minor, Inc.	256,784	6,450,414
#*	Oxford Immunotec Global P.L.C.	65,864	740,311
#*	Pacira BioSciences, Inc.	50,627	2,647,792
#	Patterson Cos., Inc.	224,903	5,594,462
*	PDL BioPharma, Inc.	471,119	1,012,906
*	Pennant Group, Inc.	86,912	3,620,754
#*	Penumbra, Inc.	9,215	2,405,391
	PerkinElmer, Inc.	127,578	16,527,730
	Perrigo Co. P.L.C.	230,777	10,124,187
#*	PetIQ, Inc.	61,213	1,748,243
	Pfizer, Inc.	3,366,832	119,455,199
	Phibro Animal Health Corp., Class A	63,051	1,036,558
*	PRA Health Sciences, Inc.	125,579	12,236,418
	Premier, Inc., Class A	232,042	7,594,735
*	Prestige Consumer Healthcare, Inc.	160,760	5,309,903
*	Pro-Dex, Inc.	6,861	240,478
»	Progenic Pharmaceuticals, Inc.	132,661	5,665
#	ProPhase Labs, Inc.	8,768	63,480
*	Protagonist Therapeutics, Inc.	69,831	1,323,297
*	Prothena Corp. P.L.C.	153,097	1,670,288
*	Providence Service Corp. (The)	44,020	5,174,551
	Psychemedics Corp.	7,568	28,531
#*	PTC Therapeutics, Inc.	8,705	454,314
	Quest Diagnostics, Inc.	151,722	18,531,325
*	Quidel Corp.	69,469	18,637,838
*	R1 RCM, Inc.	96,621	1,731,448
#*	RadNet, Inc.	92,359	1,340,129
	Reata Pharmaceuticals Inc., Class A	0	0
*	Regeneron Pharmaceuticals, Inc.	41,701	22,666,996
*	REGENXBIO, Inc.	91,675	2,636,573
*	Repligen Corp.	86,442	14,398,644
	ResMed, Inc.	101,037	19,393,042
#*	Retrophin, Inc.	132,164	2,674,999
#*	Revance Therapeutics, Inc.	74,940	1,939,447
#*	Rhythm Pharmaceuticals, Inc.	43,899	929,342
*	Rigel Pharmaceuticals, Inc.	295,409	732,614
#*	Rocket Pharmaceuticals, Inc.	69,715	1,947,837
*	Sage Therapeutics, Inc.	17,080	1,253,330

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Sangamo Therapeutics, Inc.	307,025	$3,174,639
*	Sarepta Therapeutics, Inc.	33,318	4,528,249
*	Savara, Inc.	4,694	4,882
#*	scPharmaceuticals, Inc.	9,561	82,416
*	Seagen, Inc.	48,429	8,077,957
*	SeaSpine Holdings Corp.	66,910	853,772
*	Select Medical Holdings Corp.	496,656	10,419,843
#*	Sensus Healthcare, Inc.	26,485	65,683
#*	Sharps Compliance Corp.	23,834	142,051
#*	Sientra, Inc.	68,461	288,905
#*	SIGA Technologies, Inc.	14,990	95,786
#	Simulations Plus, Inc.	15,301	991,811
*	Spectrum Pharmaceuticals, Inc.	299,834	1,028,431
#*	Spero Therapeutics, Inc.	48,483	635,612
#*	STAAR Surgical Co.	25,075	1,817,938
#*»	Steadymed, Ltd.	10,116	0
	STERIS P.L.C.	96,301	17,063,574
*	Strata Skin Sciences, Inc.	15,712	19,640
	Stryker Corp.	83,305	16,828,443
*	Supernus Pharmaceuticals, Inc.	151,029	2,772,892
#*	Surface Oncology, Inc.	18,978	159,036
*	Surgalign Holdings, Inc.	194,049	337,645
*	Surgery Partners, Inc.	106,563	2,325,205
*	Surmodics, Inc.	43,052	1,582,161
*	Syndax Pharmaceuticals, Inc.	58,949	1,026,302
*	Syneos Health, Inc.	213,449	11,329,873
*	Synlogic, Inc.	86,658	161,184
#*	Syros Pharmaceuticals, Inc.	84,527	563,795
#*	Tactile Systems Technology, Inc.	11,227	410,684
*	Taro Pharmaceutical Industries, Ltd.	58,647	3,438,474
#*	Teladoc Health, Inc.	18,231	3,581,662
	Teleflex, Inc.	32,713	10,410,258
#*	Tenet Healthcare Corp.	212,055	5,203,830
	Thermo Fisher Scientific, Inc.	147,652	69,857,114
#*	Tivity Health, Inc.	107,550	1,478,813
#*	Trevena, Inc.	217,480	569,798
#*	Triple-S Management Corp., Class B	92,574	1,714,470
#*	Ultragenyx Pharmaceutical, Inc.	32,869	3,303,335
*	United Therapeutics Corp.	124,801	16,752,038
	UnitedHealth Group, Inc.	545,069	166,322,355
	Universal Health Services, Inc., Class B	138,443	15,166,431
#	US Physical Therapy, Inc.	36,239	2,874,840
	Utah Medical Products, Inc.	9,903	821,949
*	Vanda Pharmaceuticals, Inc.	137,434	1,469,169
#*	Varex Imaging Corp.	109,907	1,472,754
*	Varian Medical Systems, Inc.	69,951	12,087,533
*	Veeva Systems, Inc., Class A	46,463	12,547,333
*	Verastem, Inc.	13,153	15,784
*	Vericel Corp.	35,671	660,984
*	Vertex Pharmaceuticals, Inc.	50,829	10,590,730
#*	ViewRay, Inc.	55,142	163,772
#*	Viking Therapeutics, Inc.	15,900	89,517
#*	Vocera Communications, Inc.	16,811	551,065
*	Waters Corp.	45,107	10,050,742
	West Pharmaceutical Services, Inc.	88,413	24,054,525
*	Wright Medical Group NV	116,290	3,557,311
#*	XBiotech, Inc.	9,859	168,688
#*	Xencor, Inc.	141,945	5,447,849
	Zimmer Biomet Holdings, Inc.	130,732	17,269,697

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	347,296	$55,063,781
#*	Zogenix, Inc.	65,323	1,392,686
#*	Zynerba Pharmaceuticals, Inc.	7,863	26,970

TOTAL HEALTH CARE			3,297,854,510

INDUSTRIALS — (13.7%)
	3M Co.	456,981	73,098,681
#	AAON, Inc.	148,654	8,682,880
	AAR Corp.	126,270	2,457,214
	ABM Industries, Inc.	203,892	7,079,130
*	Acacia Research Corp.	80,906	254,854
	ACCO Brands Corp.	330,599	1,742,257
	Acme United Corp.	7,309	206,114
#	Acuity Brands, Inc.	83,144	7,411,456
	ADT, Inc.	31,215	205,707
	Advanced Drainage Systems, Inc.	120,583	7,648,580
*	AECOM	357,135	16,013,933
*	Aegion Corp.	89,592	1,264,143
#*	Aerojet Rocketdyne Holdings, Inc.	209,080	6,778,374
*	Aerovironment, Inc.	63,762	4,868,866
	AGCO Corp.	224,831	17,318,732
	Air Lease Corp.	323,318	8,807,182
*	Air T, Inc.	6,373	59,842
*	Air Transport Services Group, Inc.	211,210	5,922,328
	Alamo Group, Inc.	31,445	3,783,777
	Alaska Air Group, Inc.	291,413	11,041,639
	Albany International Corp., Class A	87,239	4,443,955
	Allegiant Travel Co.	44,982	6,061,774
	Allegion P.L.C.	160,684	15,827,374
	Allied Motion Technologies, Inc.	38,843	1,467,489
	Allison Transmission Holdings, Inc.	294,473	10,645,199
#*	Alpha Pro Tech, Ltd.	28,782	408,417
	Altra Industrial Motion Corp.	125,156	5,351,671
	AMERCO	36,617	12,711,958
#*	Ameresco, Inc., Class A	74,961	2,877,753
#	American Airlines Group, Inc.	254,969	2,876,050
#*	American Superconductor Corp.	51,248	712,860
*	American Woodmark Corp.	58,276	4,814,180
	AMETEK, Inc.	291,865	28,661,143
*	AMREP Corp.	14,457	94,115
	AO Smith Corp.	303,142	15,669,410
	Apogee Enterprises, Inc.	93,540	2,234,671
	Applied Industrial Technologies, Inc.	121,514	7,418,430
	ARC Document Solutions, Inc.	130,947	153,208
	ArcBest Corp.	42,847	1,307,690
	Arcosa, Inc.	139,027	6,418,877
	Argan, Inc.	71,417	2,941,666
*	Armstrong Flooring, Inc.	119,095	352,521
	Armstrong World Industries, Inc.	109,506	6,559,409
*	ASGN, Inc.	168,848	11,258,785
#	Astec Industries, Inc.	75,894	3,855,415
*	Astronics Corp.	45,874	293,594
*	Astronics Corp., Class B	38,887	248,877
*	Atkore International Group, Inc.	163,382	3,380,374
#*	Atlas Air Worldwide Holdings, Inc.	82,451	4,877,801
*	Avalon Holdings Corp., Class A	6,800	11,560
*	Avis Budget Group, Inc.	184,992	6,228,681
*	Axon Enterprise, Inc.	83,074	8,216,019
	AZZ, Inc.	82,700	2,777,893

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Barnes Group, Inc.	144,417	$5,300,104
	Barrett Business Services, Inc.	22,529	1,334,843
*	Beacon Roofing Supply, Inc.	206,821	6,349,405
	BG Staffing, Inc.	28,902	230,349
*	BMC Stock Holdings, Inc.	226,257	8,957,515
	Boeing Co. (The)	132,170	19,084,026
	Brady Corp., Class A	116,356	4,388,948
#	Brink’s Co. (The)	111,977	4,795,975
*	Broadwind, Inc.	18,954	70,509
*	Builders FirstSource, Inc.	385,027	11,666,318
	BWX Technologies, Inc.	193,548	10,647,075
	CAI International, Inc.	69,005	1,818,282
	Carlisle Cos., Inc.	103,718	12,847,549
	Carrier Global Corp.	618,500	20,651,715
*	Casella Waste Systems, Inc., Class A	110,876	5,986,195
	Caterpillar, Inc.	494,834	77,713,680
*	CBIZ, Inc.	176,820	4,008,509
*	CECO Environmental Corp.	105,352	745,892
#	CH Robinson Worldwide, Inc.	196,178	17,348,021
*	Chart Industries, Inc.	113,248	9,563,794
#	Chicago Rivet & Machine Co.	653	13,468
#*	Cimpress P.L.C.	53,508	3,927,487
	Cintas Corp.	120,740	37,978,767
*	CIRCOR International, Inc.	63,797	1,779,936
*	Civeo Corp.	172,471	123,334
*	Clean Harbors, Inc.	155,555	8,239,748
*	Colfax Corp.	274,471	7,462,866
	Columbus McKinnon Corp.	67,055	2,272,494
	Comfort Systems USA, Inc.	121,543	5,566,669
*	Commercial Vehicle Group, Inc.	116,643	682,362
	CompX International, Inc.	9,138	115,504
*	Construction Partners, Inc., Class A	96,689	1,970,522
	Copa Holdings SA, Class A	82,408	4,061,066
*	Copart, Inc.	293,211	32,358,766
	CoreLogic, Inc.	263,759	20,290,980
#*	Cornerstone Building Brands, Inc.	262,987	2,017,110
#	Costamare, Inc.	285,271	1,623,192
*	CoStar Group, Inc.	18,577	15,300,203
	Covanta Holding Corp.	417,571	3,791,545
*	Covenant Logistics Group, Inc.	49,556	682,386
#*	CPI Aerostructures, Inc.	27,297	62,237
	CRA International, Inc.	23,082	945,208
	Crane Co.	141,893	7,201,070
	CSW Industrials, Inc.	50,720	4,338,082
	CSX Corp.	786,149	62,058,602
#	Cubic Corp.	91,014	5,379,838
	Cummins, Inc.	225,012	49,477,889
	Curtiss-Wright Corp.	118,494	9,996,154
	Deere & Co.	214,381	48,430,812
	Delta Air Lines, Inc.	573,407	17,569,190
	Deluxe Corp.	138,364	2,966,524
*	DLH Holdings Corp.	24,977	223,794
	Donaldson Co., Inc.	254,309	12,079,677
	Douglas Dynamics, Inc.	95,780	3,267,056
	Dover Corp.	209,901	23,238,140
*	Ducommun, Inc.	34,501	1,135,083
*	DXP Enterprises, Inc.	50,118	783,846
*	Dycom Industries, Inc.	120,211	7,806,502
#*	Eagle Bulk Shipping, Inc.	25,621	352,545

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Eastern Co. (The)	16,904	$346,025
	Eaton Corp. P.L.C.	282,490	29,319,637
*	Echo Global Logistics, Inc.	94,422	2,546,561
	EMCOR Group, Inc.	166,057	11,323,427
	Emerson Electric Co.	416,682	26,996,827
	Encore Wire Corp.	72,027	3,328,368
#*	Energy Recovery, Inc.	3,654	35,407
#	Enerpac Tool Group Corp.	165,424	2,949,510
	EnerSys	122,216	8,750,666
#	Ennis, Inc.	82,957	1,264,265
	EnPro Industries, Inc.	72,206	4,261,598
	Equifax, Inc.	61,744	8,434,230
	ESCO Technologies, Inc.	71,893	6,016,725
	Espey Manufacturing & Electronics Corp.	4,614	86,953
#*	EVI Industries, Inc.	100	2,921
*	Evoqua Water Technologies Corp.	85,691	1,964,895
*	ExOne Co. (The)	14,695	147,685
	Expeditors International of Washington, Inc.	173,789	15,357,734
	Exponent, Inc.	102,782	7,152,599
	Fastenal Co.	517,162	22,356,913
	Federal Signal Corp.	214,200	6,143,256
	FedEx Corp.	225,285	58,454,699
	Flowserve Corp.	195,158	5,683,001
*	Forrester Research, Inc.	39,537	1,460,497
	Fortive Corp.	253,056	15,588,250
	Fortune Brands Home & Security, Inc.	296,090	23,944,798
	Forward Air Corp.	90,328	5,687,954
*	Franklin Covey Co.	39,267	664,398
	Franklin Electric Co., Inc.	129,184	7,716,160
*	FreightCar America, Inc.	29,556	44,630
*	FTI Consulting, Inc.	115,550	11,377,053
#	GATX Corp.	103,421	7,061,586
	Genco Shipping & Trading, Ltd.	126,705	818,514
*	Gencor Industries, Inc.	36,468	421,570
*	Generac Holdings, Inc.	205,127	43,107,439
	General Dynamics Corp.	147,386	19,356,203
	General Electric Co.	3,087,579	22,909,836
*	Gibraltar Industries, Inc.	86,381	4,962,588
*	GMS, Inc.	130,041	2,938,927
	Golden Ocean Group, Ltd.	0	0
*	Goldfield Corp. (The)	86,077	398,537
	Gorman-Rupp Co. (The)	88,649	2,752,551
*	GP Strategies Corp.	44,591	430,303
	Graco, Inc.	282,239	17,470,594
#	GrafTech International, Ltd.	276,547	1,866,692
	Graham Corp.	28,775	379,830
#	Granite Construction, Inc.	129,445	2,499,583
*	Great Lakes Dredge & Dock Corp.	257,788	2,662,950
	Greenbrier Cos., Inc. (The)	96,053	2,591,510
	Griffon Corp.	157,775	3,382,696
	H&E Equipment Services, Inc.	134,401	2,827,797
*	Harsco Corp.	241,542	3,115,892
#	Hawaiian Holdings, Inc.	135,936	1,882,714
#*	HC2 Holdings, Inc.	31,208	67,097
*	HD Supply Holdings, Inc.	419,728	16,730,358
#	Healthcare Services Group, Inc.	114,005	2,608,434
	Heartland Express, Inc.	265,003	4,852,205
	HEICO Corp.	65,173	6,846,424
	HEICO Corp., Class A	98,879	9,245,187

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Heidrick & Struggles International, Inc.	64,387	$1,471,243
	Helios Technologies, Inc.	97,622	4,084,504
*	Herc Holdings, Inc.	96,806	4,294,314
*	Heritage-Crystal Clean, Inc.	59,582	981,911
	Herman Miller, Inc.	170,364	5,190,991
	Hexcel Corp.	236,121	7,905,331
#*	Hill International, Inc.	139,116	183,633
	Hillenbrand, Inc.	230,952	6,755,346
#	HNI Corp.	140,505	4,573,438
	Honeywell International, Inc.	345,953	57,064,947
*	Houston Wire & Cable Co.	45,891	126,200
	Howmet Aerospace, Inc.	677,164	11,681,079
*	Hub Group, Inc., Class A	107,991	5,413,589
	Hubbell, Inc.	129,899	18,901,603
*	Hudson Global, Inc.	22,248	229,154
	Huntington Ingalls Industries, Inc.	84,916	12,523,412
	Hurco Cos., Inc.	19,185	572,480
*	Huron Consulting Group, Inc.	72,580	2,747,879
#*	Huttig Building Products, Inc.	3,665	12,424
	Hyster-Yale Materials Handling, Inc.	39,609	1,679,422
*	IAA, Inc.	254,164	14,383,141
	ICF International, Inc.	51,293	3,354,049
	IDEX Corp.	91,593	15,606,531
*	IES Holdings, Inc.	26,151	834,740
	Illinois Tool Works, Inc.	217,413	42,586,858
*	Ingersoll Rand, Inc.	464,480	16,228,931
	Innovative Solutions & Support, Inc.	32,517	199,329
	Insperity, Inc.	93,167	7,134,729
	Insteel Industries, Inc.	72,830	1,584,781
	Interface, Inc.	177,750	1,089,608
	ITT, Inc.	241,692	14,624,783
	Jacobs Engineering Group, Inc.	159,882	15,188,790
	JB Hunt Transport Services, Inc.	145,316	17,690,770
*	JELD-WEN Holding, Inc.	304,625	6,406,264
*	JetBlue Airways Corp.	774,137	9,266,420
	John Bean Technologies Corp.	76,875	6,455,194
	Johnson Controls International P.L.C.	666,078	28,115,152
	Kadant, Inc.	36,866	4,244,014
	Kaman Corp.	89,009	3,530,097
	Kansas City Southern	127,913	22,530,596
#	KAR Auction Services, Inc.	401,920	5,851,955
	Kelly Services, Inc., Class A	114,899	1,996,945
	Kennametal, Inc.	245,743	7,618,033
	Kforce, Inc.	91,599	3,178,485
	Kimball International, Inc., Class B	151,971	1,565,301
*	Kirby Corp.	145,361	5,594,945
	Knight-Swift Transportation Holdings, Inc.	359,120	13,642,969
	Knoll, Inc.	184,469	2,114,015
	Korn Ferry	166,796	5,035,571
#*	Kratos Defense & Security Solutions, Inc.	284,331	5,371,013
	L3Harris Technologies, Inc.	88,690	14,288,846
	Landstar System, Inc.	89,478	11,157,907
*	Lawson Products, Inc.	22,431	924,382
*	LB Foster Co., Class A	30,480	413,309
#	Lennox International, Inc.	44,118	11,985,096
*	Limbach Holdings, Inc.	43,999	392,911
	Lincoln Electric Holdings, Inc.	140,662	14,322,205
#	Lindsay Corp.	28,727	3,024,953
	Lockheed Martin Corp.	161,715	56,621,273

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	LS Starrett Co. (The), Class A	125,165	$329,184
	LSI Industries, Inc.	107,584	735,875
#*	Lydall, Inc.	50,082	991,123
	Macquarie Infrastructure Corp.	107,613	2,776,415
*	Manitex International, Inc.	52,595	216,165
*	Manitowoc Co., Inc. (The)	102,636	772,849
	ManpowerGroup, Inc.	126,144	8,561,393
	Marten Transport, Ltd.	263,727	4,046,891
	Masco Corp.	241,195	12,928,052
*	Masonite International Corp.	85,800	7,550,400
#*	MasTec, Inc.	249,947	12,407,369
#*	Mastech Digital, Inc.	18,872	295,913
	Matson, Inc.	148,868	7,733,693
	Matthews International Corp., Class A	91,237	1,991,704
	McGrath RentCorp	84,825	4,841,811
*	Mercury Systems, Inc.	106,468	7,333,516
#*	Meritor, Inc.	267,514	6,511,291
*	Mesa Air Group, Inc.	64,956	205,261
#*	Middleby Corp. (The)	124,811	12,423,687
	Miller Industries, Inc.	16,917	506,495
*	Mistras Group, Inc.	73,836	274,670
	Moog, Inc., Class A	92,389	5,764,150
*	Morgan Group Holding Co.	214	1,331
*	MRC Global, Inc.	211,359	900,389
#	MSA Safety, Inc.	73,695	9,721,844
	MSC Industrial Direct Co., Inc., Class A	131,469	9,158,131
	Mueller Industries, Inc.	182,552	5,281,229
	Mueller Water Products, Inc., Class A	535,824	5,551,137
*	MYR Group, Inc.	63,726	2,724,287
	National Presto Industries, Inc.	20,949	1,740,652
*	Navistar International Corp.	158,876	6,849,144
	Nielsen Holdings P.L.C.	440,896	5,956,505
	NL Industries, Inc.	315,550	1,306,377
#	NN, Inc.	115,305	618,035
	Nordson Corp.	100,961	19,528,886
	Norfolk Southern Corp.	268,573	56,163,986
	Northrop Grumman Corp.	108,862	31,550,385
*	Northwest Pipe Co.	17,456	467,821
*	NOW, Inc.	291,917	1,188,102
*	NV5 Global, Inc.	33,952	1,904,028
	nVent Electric P.L.C.	200,418	3,617,545
	Old Dominion Freight Line, Inc.	264,609	50,373,615
#	Omega Flex, Inc.	9,747	1,459,126
#*	Orion Energy Systems, Inc.	20,054	128,747
*	Orion Group Holdings, Inc.	135,042	440,237
	Oshkosh Corp.	207,975	14,009,196
	Otis Worldwide Corp.	293,493	17,985,251
	Owens Corning	247,407	16,197,736
	PACCAR, Inc.	498,411	42,554,331
*	PAM Transportation Services, Inc.	17,066	675,814
	Pangaea Logistics Solutions, Ltd.	74,703	199,457
	Park Aerospace Corp.	73,802	781,563
	Parker-Hannifin Corp.	171,116	35,653,730
	Park-Ohio Holdings Corp.	39,623	782,158
	Patriot Transportation Holding, Inc.	7,392	68,154
	Pentair P.L.C.	391,140	19,463,126
*	Performant Financial Corp.	40,868	42,503
*	Perma-Fix Environmental Services	20,738	142,055
*	Perma-Pipe International Holdings, Inc.	16,930	92,099

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	PGT Innovations, Inc.	228,244	$3,784,286
*	PICO Holdings, Inc.	40,315	333,405
	Pitney Bowes, Inc.	292,670	1,554,078
#	Powell Industries, Inc.	40,237	950,800
	Preformed Line Products Co.	15,573	856,982
	Primoris Services Corp.	165,492	3,122,834
*	Proto Labs, Inc.	45,078	5,322,810
#	Quad/Graphics, Inc.	101,801	231,088
	Quanex Building Products Corp.	116,781	2,125,414
	Quanta Services, Inc.	342,712	21,395,510
*	Quest Resource Holding Corp.	14,300	26,598
*	Radiant Logistics, Inc.	150,027	771,139
	Raven Industries, Inc.	91,930	2,015,106
	Raytheon Technologies Corp.	971,274	52,759,604
*	RBC Bearings, Inc.	57,016	6,787,755
#*	Red Violet, Inc.	3,910	81,328
	.Regal Beloit Corp.	121,726	12,008,270
	Republic Services, Inc.	328,777	28,988,268
*	Resideo Technologies, Inc.	153,251	1,544,770
	Resources Connection, Inc.	101,821	1,093,558
	REV Group, Inc.	167,148	1,312,112
	Rexnord Corp.	346,718	11,122,713
	Robert Half International, Inc.	240,151	12,173,254
	Rockwell Automation, Inc.	126,860	30,081,043
#	Rollins, Inc.	242,857	14,049,277
	Roper Technologies, Inc.	48,407	17,975,455
	Rush Enterprises, Inc., Class A	151,783	5,439,903
	Rush Enterprises, Inc., Class B	19,405	610,287
	Ryder System, Inc.	146,730	7,227,920
*	Saia, Inc.	88,327	13,042,365
	Schneider National, Inc., Class B	36,225	799,124
#	Scorpio Bulkers, Inc.	22,074	242,373
*	Sensata Technologies Holding P.L.C.	285,619	12,484,406
*	Servotronics, Inc.	1,473	12,292
	Shyft Group, Inc. (The)	104,797	2,023,630
*	SIFCO Industries, Inc.	7,118	25,269
	Simpson Manufacturing Co., Inc.	93,249	8,273,051
#*	SiteOne Landscape Supply, Inc.	64,621	7,721,563
	SkyWest, Inc.	148,894	4,322,393
	Snap-on, Inc.	71,861	11,320,263
	Southwest Airlines Co.	731,379	28,911,412
*	SP Plus Corp.	71,868	1,324,527
	Spirit AeroSystems Holdings, Inc., Class A	235,393	4,281,799
*	Spirit Airlines, Inc.	200,426	3,521,485
*	SPX Corp.	120,388	5,103,247
*	SPX FLOW, Inc.	132,281	5,602,100
	Standex International Corp.	37,419	2,323,346
	Stanley Black & Decker, Inc.	157,434	26,165,531
	Steelcase, Inc., Class A	288,052	3,007,263
*	Stericycle, Inc.	118,761	7,398,810
*	Sterling Construction Co., Inc.	87,925	1,292,498
#*	Sunrun, Inc.	377,415	19,633,128
	Systemax, Inc.	84,890	2,413,423
*	Taylor Devices, Inc.	4,452	41,181
*	Team, Inc.	110,135	590,324
*	Teledyne Technologies, Inc.	42,956	13,279,847
	Tennant Co.	60,397	3,600,869
	Terex Corp.	203,314	5,019,823
	Tetra Tech, Inc.	110,878	11,188,699

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Textainer Group Holdings, Ltd.	154,984	$2,241,069
	Textron, Inc.	340,264	12,181,451
*	Thermon Group Holdings, Inc.	91,876	927,029
	Timken Co. (The)	202,283	12,076,295
#	Titan International, Inc.	262,805	722,714
*	Titan Machinery, Inc.	68,008	1,019,440
	Toro Co. (The)	194,335	15,954,903
*	TPI Composites, Inc.	89,786	2,973,712
	Trane Technologies P.L.C.	235,436	31,254,129
*	Transcat, Inc.	24,364	753,091
	TransDigm Group, Inc.	32,030	15,291,442
	TransUnion	197,097	15,700,747
#*	Trex Co., Inc.	225,690	15,694,483
*	TriMas Corp.	146,331	3,560,233
*	TriNet Group, Inc.	173,616	11,965,615
#	Trinity Industries, Inc.	329,464	6,207,102
	Triton International, Ltd.	235,004	8,666,948
*	TrueBlue, Inc.	136,808	2,123,260
#*	Tutor Perini Corp.	171,364	2,315,128
*	Twin Disc, Inc.	34,374	173,932
*	U.S. Xpress Enterprises, Inc., Class A	38,971	280,981
	UFP Industries, Inc.	200,248	9,994,378
*	Ultralife Corp.	44,133	227,726
	UniFirst Corp.	34,079	5,582,481
	Union Pacific Corp.	618,468	109,586,345
*	United Airlines Holdings, Inc.	492,644	16,680,926
	United Parcel Service, Inc., Class B	446,131	70,091,641
*	United Rentals, Inc.	156,204	27,849,611
*	Univar Solutions, Inc.	204,231	3,388,192
	Universal Logistics Holdings, Inc.	76,917	1,517,572
*	Upwork, Inc.	8,608	158,818
#	US Ecology, Inc.	72,529	2,213,585
*	USA Truck, Inc.	27,339	234,295
	Valmont Industries, Inc.	54,352	7,715,266
*	Vectrus, Inc.	35,667	1,409,560
	Verisk Analytics, Inc.	126,089	22,440,059
*	Veritiv Corp.	73,121	1,052,942
	Viad Corp.	54,607	1,092,140
*	Vicor Corp.	42,483	3,313,674
*	Virco Manufacturing Corp.	31,667	62,067
#*	VirTra, Inc.	3,600	12,960
*	Volt Information Sciences, Inc.	244,190	310,121
	VSE Corp.	33,090	958,286
#	Wabash National Corp.	215,241	3,069,337
	Waste Management, Inc.	329,363	35,541,561
#	Watsco, Inc.	62,755	14,065,906
	Watsco, Inc., Class B	4,958	1,122,665
#	Watts Water Technologies, Inc., Class A	73,495	8,141,041
*	Welbilt, Inc.	333,917	2,030,215
	Werner Enterprises, Inc.	233,962	8,895,235
*	WESCO International, Inc.	156,481	6,453,276
	Westinghouse Air Brake Technologies Corp.	202,866	12,029,954
#*	Willdan Group, Inc.	27,649	723,574
*	Willis Lease Finance Corp.	8,926	189,320
*	WillScot Mobile Mini Holdings Corp.	628,941	11,685,724
	Woodward, Inc.	151,019	12,013,561
	WW Grainger, Inc.	61,672	21,586,433
#*	XPO Logistics, Inc.	294,499	26,504,910
	Xylem, Inc.	203,505	17,733,426

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	YRC Worldwide, Inc.	68,492	$268,489

TOTAL INDUSTRIALS			3,558,246,519

INFORMATION TECHNOLOGY — (23.7%)
#*	2U, Inc.	30,097	1,109,074
#*	3D Systems Corp.	310,876	1,768,884
*	Acacia Communications, Inc.	90,051	6,100,055
	Accenture P.L.C., Class A	449,831	97,572,842
*	ACI Worldwide, Inc.	234,325	6,835,260
#*	ACM Research, Inc., Class A	4,181	294,217
*»	Actua Corp.	16,946	1,695
#*	ADDvantage Technologies Group, Inc.	7,817	14,696
*	Adobe, Inc.	85,186	38,086,661
	ADTRAN, Inc.	270,773	2,894,563
*	Advanced Energy Industries, Inc.	103,554	6,986,788
*	Advanced Micro Devices, Inc.	266,947	20,098,440
*	Aehr Test Systems	13,278	16,199
*	Agilysys, Inc.	63,701	1,725,023
*	Airgain, Inc.	21,069	291,174
*	Akamai Technologies, Inc.	216,204	20,565,325
*	Alarm.com Holdings, Inc.	35,756	2,085,647
*	Alithya Group, Inc., Class A	39,261	94,226
	Alliance Data Systems Corp.	91,973	4,740,288
*	Alpha & Omega Semiconductor, Ltd.	98,949	1,569,331
#*	Altair Engineering, Inc., Class A	24,387	1,049,373
#*	Alteryx, Inc., Class A	11,251	1,410,313
*	Ambarella, Inc.	83,910	4,587,360
	Amdocs, Ltd.	152,769	8,613,116
	American Software, Inc., Class A	72,741	1,067,838
*	Amkor Technology, Inc.	780,987	9,254,696
	Amphenol Corp., Class A	150,761	17,011,871
*	Amtech Systems, Inc.	44,098	234,601
	Analog Devices, Inc.	221,331	26,234,363
*	ANSYS, Inc.	58,564	17,825,125
*	Appfolio, Inc., Class A	15,892	2,270,490
	Apple, Inc.	11,388,809	1,239,785,748
	Applied Materials, Inc.	808,235	47,871,759
#*	Applied Optoelectronics, Inc.	42,626	374,256
#*	Arista Networks, Inc.	65,392	13,660,389
*	Arlo Technologies, Inc.	231,051	1,030,487
*	Arrow Electronics, Inc.	186,474	14,524,460
*	Aspen Technology, Inc.	122,340	13,434,155
	AstroNova, Inc.	16,656	131,582
#*	Asure Software, Inc.	20,330	143,733
*	Atlassian Corp. P.L.C., Class A	15,287	2,929,295
#*	Atomera, Inc.	6,042	49,242
*	Autodesk, Inc.	52,649	12,400,945
	Automatic Data Processing, Inc.	301,404	47,609,776
*	Avalara, Inc.	23,946	3,569,151
*	Avaya Holdings Corp.	357,733	6,153,008
*	Aviat Networks, Inc.	27,811	514,782
*	Avid Technology, Inc.	85,924	800,812
	Avnet, Inc.	245,219	6,049,553
*	Aware, Inc.	51,506	135,976
*	Axcelis Technologies, Inc.	106,427	2,348,844
*	AXT, Inc.	149,590	890,061
#	Badger Meter, Inc.	100,273	7,354,022
	Bel Fuse, Inc., Class A	4,354	53,032
	Bel Fuse, Inc., Class B	25,954	303,921

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Belden, Inc.	135,330	$4,178,990
	Benchmark Electronics, Inc.	110,326	2,298,091
*	BK Technologies Corp.	24,446	72,605
*	Black Knight, Inc.	162,405	14,283,520
	Blackbaud, Inc.	89,375	4,409,763
	Booz Allen Hamilton Holding Corp.	263,412	20,677,842
*	Bottomline Technologies De, Inc.	59,841	2,376,885
*	Brightcove, Inc.	18,100	228,965
	Broadcom, Inc.	199,404	69,717,621
	Broadridge Financial Solutions, Inc.	148,071	20,374,570
»	BroadVision, Inc.	6,453	4,137
	Brooks Automation, Inc.	195,394	9,124,900
*	BSQUARE Corp.	3,749	4,274
*	CACI International, Inc., Class A	71,154	14,837,744
*	Cadence Design Systems, Inc.	256,246	28,025,625
*	CalAmp Corp.	100,010	708,071
*	Calix, Inc.	197,897	4,632,769
#*	Cardtronics P.L.C., Class A	144,586	2,575,077
	Cass Information Systems, Inc.	38,973	1,528,521
	CDK Global, Inc.	150,996	6,507,928
	CDW Corp.	201,974	24,762,012
#*	Cerence, Inc.	77,484	4,229,077
*	Ceridian HCM Holding, Inc.	53,959	4,652,345
*	CEVA, Inc.	56,769	2,288,926
*	ChannelAdvisor Corp.	65,263	1,057,261
*	Ciena Corp.	293,050	11,543,240
*	Cirrus Logic, Inc.	178,314	12,280,485
	Cisco Systems, Inc.	3,226,886	115,845,207
	Citrix Systems, Inc.	90,324	10,230,999
*	Clearfield, Inc.	29,727	622,186
*	ClearOne, Inc.	25,372	41,356
	CMC Materials, Inc.	45,432	6,459,976
#*	Coda Octopus Group, Inc.	22,446	123,902
	Cognex Corp.	86,488	5,699,559
	Cognizant Technology Solutions Corp., Class A	490,003	34,996,014
*	Coherent, Inc.	58,189	7,281,771
	Cohu, Inc.	135,578	2,946,110
#*	CommScope Holding Co., Inc.	213,596	1,901,004
	Communications Systems, Inc.	31,310	124,301
*	CommVault Systems, Inc.	32,157	1,273,096
*	Computer Task Group, Inc.	61,745	343,302
	Comtech Telecommunications Corp.	63,976	921,254
*	Conduent, Inc.	530,685	1,849,437
#*	Cornerstone OnDemand, Inc.	10,711	406,911
	Corning, Inc.	743,399	23,766,466
*	Coupa Software, Inc.	11,103	2,972,273
#*	Cree, Inc.	235,442	14,974,111
#	CSG Systems International, Inc.	111,683	4,230,552
	CSP, Inc.	5,597	39,683
	CTS Corp.	89,408	2,471,237
*	CyberOptics Corp.	16,840	387,994
	Daktronics, Inc.	123,509	481,685
*	Data I/O Corp.	16,306	55,603
*	Dell Technologies, Inc., Class C	67,292	4,055,016
*	Digi International, Inc.	88,421	1,302,441
*	Digital Turbine, Inc.	94,454	2,707,052
*	Diodes, Inc.	168,213	9,727,758
#*	DocuSign, Inc.	28,965	5,858,171
	Dolby Laboratories, Inc., Class A	125,791	9,444,388

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Dropbox, Inc., Class A	100,144	$1,828,629
*	DSP Group, Inc.	69,333	913,116
	DXC Technology Co.	398,972	7,349,064
#*	DZS, Inc.	57,252	652,100
#	Ebix, Inc.	78,407	1,416,030
*	EchoStar Corp., Class A	134,878	3,123,774
*	eGain Corp.	32,408	513,667
*	Elastic N.V	3,521	357,065
*	EMCORE Corp.	72,739	237,129
*	Endurance International Group Holdings, Inc.	207,001	1,202,676
#*	Enphase Energy, Inc.	173,456	17,014,299
	Entegris, Inc.	386,143	28,871,912
*	Envestnet, Inc.	46,814	3,592,506
*	EPAM Systems, Inc.	40,755	12,591,257
*	ePlus, Inc.	47,487	3,205,847
*	Euronet Worldwide, Inc.	94,787	8,420,877
	EVERTEC, Inc.	157,139	5,229,586
*	Evo Payments, Inc., Class A	44,695	941,724
*	ExlService Holdings, Inc.	79,882	6,050,263
*	F5 Networks, Inc.	74,242	9,869,731
*	Fabrinet	126,235	7,576,625
*	Fair Isaac Corp.	50,420	19,736,909
*	FARO Technologies, Inc.	54,889	3,306,513
	Fidelity National Information Services, Inc.	336,571	41,933,381
#*	FireEye, Inc.	131,038	1,813,566
#*	First Solar, Inc.	259,074	22,551,096
*	Fiserv, Inc.	217,634	20,777,518
*	Fitbit, Inc., Class A	715,565	5,037,578
*	FleetCor Technologies, Inc.	110,910	24,501,128
*	Flex, Ltd.	1,135,420	16,066,193
	FLIR Systems, Inc.	235,291	8,162,245
*	FormFactor, Inc.	207,100	5,871,285
*	Fortinet, Inc.	101,430	11,194,829
*	Frequency Electronics, Inc.	21,539	196,866
*	Gartner, Inc.	60,637	7,282,504
#*	Genasys, Inc.	60,454	363,933
	Genpact, Ltd.	465,517	15,999,819
	Global Payments, Inc.	179,735	28,351,399
*	Globant SA	43,648	7,883,265
*	GoDaddy, Inc., Class A	94,001	6,649,631
*	GSE Systems, Inc.	12,714	12,462
*	GSI Technology, Inc.	60,553	369,979
#*	GTT Communications, Inc.	149,190	550,511
*	Guidewire Software, Inc.	68,019	6,537,306
	Hackett Group, Inc. (The)	111,634	1,442,311
*	Harmonic, Inc.	318,882	1,894,159
	Hewlett Packard Enterprise Co.	1,848,065	15,967,282
	HP, Inc.	572,149	10,275,796
*	HubSpot, Inc.	20,484	5,941,794
*	Ichor Holdings, Ltd.	67,700	1,574,702
*	Identiv, Inc.	30,918	201,895
*	IEC Electronics Corp.	22,978	219,899
#*	Image Sensing Systems, Inc.	1,872	6,777
#*	Immersion Corp.	89,402	550,716
#*	Impinj, Inc.	735	18,750
#*	Infinera Corp.	454,469	2,844,976
*	Information Services Group, Inc.	115,883	237,560
*	Innodata, Inc.	37,353	96,931
*	Inphi Corp.	65,222	9,115,427

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Inseego Corp.	23,266	$202,414
*	Insight Enterprises, Inc.	107,396	5,729,577
	Intel Corp.	4,980,279	220,526,754
#*	Intellicheck, Inc.	15,600	112,944
#*	Intelligent Systems Corp.	729	27,644
	InterDigital, Inc.	102,337	5,728,825
	International Business Machines Corp.	704,432	78,656,877
*	inTEST Corp.	24,960	116,314
*	Intevac, Inc.	59,949	316,531
	Intuit, Inc.	96,035	30,220,294
*	IPG Photonics Corp.	95,713	17,798,789
#*	Issuer Direct Corp.	7,605	152,708
*	Iteris, Inc.	87,120	328,442
*	Itron, Inc.	100,314	6,816,336
#*	j2 Global, Inc.	135,280	9,182,806
	Jabil, Inc.	556,234	18,433,595
	Jack Henry & Associates, Inc.	86,622	12,841,712
	Juniper Networks, Inc.	375,352	7,401,941
#	KBR, Inc.	394,366	8,790,418
*	Key Tronic Corp.	22,454	171,549
*	Keysight Technologies, Inc.	278,182	29,172,946
*	Kimball Electronics, Inc.	43,092	522,275
	KLA Corp.	187,739	37,018,376
*	Knowles Corp.	279,257	3,979,412
	Kulicke & Soffa Industries, Inc.	220,269	5,757,832
*	KVH Industries, Inc.	52,470	455,964
	Lam Research Corp.	162,212	55,489,481
*	Lantronix, Inc.	35,760	154,841
*	Lattice Semiconductor Corp.	296,112	10,334,309
	Leidos Holdings, Inc.	192,635	15,988,705
*	LGL Group, Inc. (The)	6,640	63,810
#*	Limelight Networks, Inc.	294,353	1,039,066
	Littelfuse, Inc.	58,078	11,495,959
*	LiveRamp Holdings, Inc.	181,640	12,004,588
#*	Lumentum Holdings, Inc.	94,336	7,800,644
#*	Luna Innovations, Inc.	69,584	439,075
#*	MACOM Technology Solutions Holdings, Inc.	117,972	4,305,978
#*	MagnaChip Semiconductor Corp.	69,402	950,113
*	Manhattan Associates, Inc.	170,350	14,564,925
	ManTech International Corp., Class A	98,556	6,394,313
	Marvell Technology Group, Ltd.	738,408	27,697,684
	Mastercard, Inc., Class A	649,786	187,554,231
	Maxim Integrated Products, Inc.	246,926	17,198,396
	MAXIMUS, Inc.	191,726	12,956,843
*	MaxLinear, Inc.	190,511	5,037,111
	Methode Electronics, Inc.	117,592	3,618,306
#	Microchip Technology, Inc.	215,225	22,615,843
*	Micron Technology, Inc.	975,352	49,099,220
	Microsoft Corp.	4,772,363	966,260,337
*	MicroStrategy, Inc., Class A	24,510	4,094,886
*	Mimecast, Ltd.	34,855	1,331,810
*	Mitek Systems, Inc.	69,635	866,956
	MKS Instruments, Inc.	139,302	15,098,944
#*	MoneyGram International, Inc.	267,249	1,376,332
#*	MongoDB, Inc.	9,241	2,111,291
	Monolithic Power Systems, Inc.	39,943	12,765,783
	Motorola Solutions, Inc.	65,121	10,293,025
	MTS Systems Corp.	51,787	1,257,388
#*	Napco Security Technologies, Inc.	32,495	783,779

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	National Instruments Corp.	212,091	$6,634,206
#*	NCR Corp.	315,734	6,415,715
*	NeoPhotonics Corp.	143,919	980,088
	NetApp, Inc.	312,575	13,718,917
*	NETGEAR, Inc.	101,143	3,117,227
*	Netscout Systems, Inc.	242,133	4,968,569
*	NetSol Technologies, Inc.	27,104	65,321
	Network-1 Technologies, Inc.	57,475	166,103
*	New Relic, Inc.	30,070	1,824,046
	NIC, Inc.	172,459	3,866,531
	NortonLifeLock, Inc.	493,951	10,160,572
*	Novanta, Inc.	91,219	9,917,330
#*	Nuance Communications, Inc.	488,049	15,573,644
	NVE Corp.	4,115	189,825
	NVIDIA Corp.	199,887	100,215,346
*	Okta, Inc.	20,948	4,395,519
*	ON Semiconductor Corp.	1,004,961	25,214,472
#*	One Stop Systems, Inc.	9,500	21,280
*	OneSpan, Inc.	97,850	2,145,851
*	Onto Innovation, Inc.	163,527	5,244,311
*	Optical Cable Corp.	8,150	21,761
	Oracle Corp.	1,776,895	99,701,578
*	OSI Systems, Inc.	53,025	4,091,409
*	Palo Alto Networks, Inc.	13,097	2,896,925
#*	PAR Technology Corp.	44,002	1,626,754
	Paychex, Inc.	315,524	25,951,849
*	Paycom Software, Inc.	68,828	25,059,587
*	Paylocity Holding Corp.	56,050	10,398,396
*	PayPal Holdings, Inc.	210,930	39,260,401
	PC Connection, Inc.	79,209	3,607,970
	PC-Tel, Inc.	276,687	1,411,104
*	PDF Solutions, Inc.	103,242	1,934,755
	Pegasystems, Inc.	72,286	8,376,502
#*	Perceptron, Inc.	29,267	201,942
#*	Perficient, Inc.	127,119	4,977,980
	Perspecta, Inc.	225,111	4,036,240
*	PFSweb, Inc.	51,031	316,392
*	Photronics, Inc.	478,710	4,667,423
*	Pixelworks, Inc.	77,861	172,851
*	Plexus Corp.	97,753	6,797,744
	Power Integrations, Inc.	130,450	7,854,395
*	PRGX Global, Inc.	68,278	371,432
	Progress Software Corp.	155,271	5,647,206
*	Proofpoint, Inc.	27,148	2,599,150
*	PTC, Inc.	77,718	6,518,986
#*	Pure Storage, Inc., Class A	178,845	2,879,405
#	QAD, Inc., Class A	21,895	916,087
#	QAD, Inc., Class B	5,440	158,304
*	Qorvo, Inc.	149,255	19,009,117
	QUALCOMM, Inc.	817,724	100,874,433
#*	Qualys, Inc.	71,847	6,311,759
#*	QuickLogic Corp.	8,226	23,280
*	Rambus, Inc.	350,152	4,828,596
#*	RealNetworks, Inc.	507,105	709,947
#*	RealPage, Inc.	82,872	4,615,142
	RF Industries, Ltd.	19,118	81,825
*	Ribbon Communications, Inc.	335,261	1,444,975
	Richardson Electronics, Ltd.	28,182	118,928
*	RingCentral, Inc., Class A	9,558	2,469,214

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rogers Corp.	47,683	$5,780,133
#*	Rubicon Technology, Inc.	1,435	12,083
#	Sabre Corp.	544,841	3,552,363
#*	Sailpoint Technologies Holdings, Inc.	47,781	1,983,389
*	salesforce.com, Inc.	121,370	28,190,610
*	Sanmina Corp.	226,178	5,527,790
	Sapiens International Corp. NV	52,324	1,419,550
*	ScanSource, Inc.	85,232	1,713,163
	Science Applications International Corp.	126,544	9,664,165
*	Seachange International, Inc.	500,961	375,721
	Seagate Technology P.L.C.	322,951	15,443,517
#*	SecureWorks Corp., Class A	12,468	129,667
*	Semtech Corp.	145,414	7,981,774
*	ServiceNow, Inc.	17,178	8,547,257
*	ServiceSource International, Inc.	84,801	117,873
#*	SharpSpring, Inc.	9,427	100,775
*	Sigmatron International, Inc.	9,201	29,535
*	Silicon Laboratories, Inc.	65,432	6,704,163
	Skyworks Solutions, Inc.	294,230	41,571,757
#*	SMART Global Holdings, Inc.	74,007	1,953,045
#*	SMTC Corp.	42,619	148,740
#*	SolarEdge Technologies, Inc.	156,840	40,416,100
#*	SolarWinds Corp.	3,300	67,419
*	Splunk, Inc.	30,493	6,038,834
*	SPS Commerce, Inc.	54,076	4,628,365
*	Square, Inc., Class A	42,392	6,565,673
	SS&C Technologies Holdings, Inc.	242,355	14,352,263
*	StarTek, Inc.	85,247	447,547
*	Steel Connect, Inc.	62,677	36,353
#*	Stratasys, Ltd.	139,578	1,783,807
*	Super Micro Computer, Inc.	25,928	589,084
	Support.com, Inc.	33,595	77,604
*	Sykes Enterprises, Inc.	140,236	4,801,681
*	Synacor, Inc.	27,065	37,891
#*	Synaptics, Inc.	92,244	7,072,347
#*	Synchronoss Technologies, Inc.	96,669	267,773
	SYNNEX Corp.	158,296	20,838,085
*	Synopsys, Inc.	121,669	26,020,132
	TE Connectivity, Ltd.	286,927	27,797,488
*	Telenav, Inc.	127,737	519,890
#*	Teradata Corp.	309,740	5,689,924
	Teradyne, Inc.	246,329	21,640,003
	TESSCO Technologies, Inc.	22,794	139,043
	Texas Instruments, Inc.	673,110	97,324,975
*	Trade Desk, Inc. (The), Class A	19,501	11,046,341
	TransAct Technologies, Inc.	17,129	122,472
*	Trimble, Inc.	264,137	12,712,914
*	Trio-Tech International	3,963	14,663
	TTEC Holdings, Inc.	146,940	8,049,373
#*	TTM Technologies, Inc.	323,790	3,843,387
#*	Twilio, Inc., Class A	75,465	21,052,471
*	Tyler Technologies, Inc.	18,698	7,187,137
#	Ubiquiti, Inc.	89,834	16,674,089
*	Ultra Clean Holdings, Inc.	117,837	2,508,750
#*	Unisys Corp.	142,940	1,878,232
	Universal Display Corp.	36,003	7,139,755
*	Upland Software, Inc.	17,659	736,733
	Usio, Inc.	4,200	6,258
*	Veeco Instruments, Inc.	237,647	3,025,246

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Verint Systems, Inc.	144,448	$7,008,617
*	VeriSign, Inc.	71,033	13,545,993
#*	ViaSat, Inc.	124,181	4,209,736
*	Viavi Solutions, Inc.	496,738	6,134,714
*	Virtusa Corp.	96,983	4,878,245
#	Visa, Inc., Class A	1,052,889	191,320,460
	Vishay Intertechnology, Inc.	391,513	6,350,341
*	Vishay Precision Group, Inc.	31,997	764,408
#*	VMware, Inc., Class A	43,602	5,612,885
*	Vontier Corp.	101,222	2,909,120
	Wayside Technology Group, Inc.	9,192	203,327
	Western Digital Corp.	338,999	12,790,432
	Western Union Co. (The)	451,197	8,771,270
*	WEX, Inc.	50,025	6,330,664
*	Wireless Telecom Group, Inc.	55,860	76,528
*	Workday, Inc., Class A	13,500	2,836,620
	Xerox Holdings Corp.	416,805	7,244,071
	Xilinx, Inc.	237,604	28,201,219
	Xperi Holding Corp.	323,479	4,011,140
*	Zebra Technologies Corp., Class A	92,661	26,282,366
*	Zendesk, Inc.	22,872	2,537,420
#*	Zix Corp.	119,194	730,659
#*	Zscaler, Inc.	16,108	2,186,661

TOTAL INFORMATION TECHNOLOGY			6,172,265,282

MATERIALS — (4.4%)
#	Advanced Emissions Solutions, Inc.	5,208	23,176
*	AdvanSix, Inc.	78,026	1,187,556
*	AgroFresh Solutions, Inc.	54,123	111,493
	Air Products & Chemicals, Inc.	132,770	36,676,385
	Albemarle Corp.	196,597	18,324,806
*	Alcoa Corp.	354,469	4,579,739
*	Allegheny Technologies, Inc.	305,836	2,816,750
	Amcor P.L.C.	1,582,830	16,508,917
*	American Biltrite, Inc.	36	7,470
	American Vanguard Corp.	81,019	1,046,765
*	Ampco-Pittsburgh Corp.	230,999	1,004,846
	AptarGroup, Inc.	186,048	21,226,216
*	Arconic Corp.	169,291	3,680,386
	Ashland Global Holdings, Inc.	127,468	8,893,442
	Avery Dennison Corp.	146,530	20,278,287
	Avient Corp.	178,804	5,555,440
*	Axalta Coating Systems, Ltd.	602,644	15,132,391
	Balchem Corp.	84,628	8,458,569
	Ball Corp.	361,824	32,202,336
*	Berry Global Group, Inc.	328,232	15,305,458
	Boise Cascade Co.	129,182	4,958,005
	Cabot Corp.	155,401	5,906,792
	Carpenter Technology Corp.	121,712	2,127,526
	Celanese Corp.	162,799	18,479,315
#*	Century Aluminum Co.	308,880	2,032,430
	CF Industries Holdings, Inc.	391,430	10,807,382
	Chase Corp.	28,850	2,745,366
#	Chemours Co. (The)	288,167	5,803,683
*	Clearwater Paper Corp.	221,077	8,213,011
#	Cleveland-Cliffs, Inc.	296,519	2,455,177
#*	Coeur Mining, Inc.	713,207	5,042,373
	Commercial Metals Co.	359,043	7,414,238
#	Compass Minerals International, Inc.	102,465	6,186,837

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Contango ORE, Inc.	928	$12,992
*	Core Molding Technologies, Inc.	18,851	144,964
	Corteva, Inc.	683,854	22,553,505
*	Crown Holdings, Inc.	253,463	21,747,125
	Domtar Corp.	149,010	3,558,359
	Dow, Inc.	701,672	31,919,059
	DuPont de Nemours, Inc.	321,367	18,279,355
	Eagle Materials, Inc.	119,523	10,189,336
	Eastman Chemical Co.	222,894	18,018,751
	Ecolab, Inc.	96,906	17,790,973
*	Element Solutions, Inc.	663,561	7,776,935
#*	Ferro Corp.	301,647	3,879,180
*	Ferroglobe P.L.C.	219,431	135,477
*»	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
#*	Flotek Industries, Inc.	944,908	2,343,372
	FMC Corp.	166,639	17,120,491
	Freeport-McMoRan, Inc.	1,637,959	28,402,209
	Friedman Industries, Inc.	15,398	86,229
	FutureFuel Corp.	134,969	1,604,781
*	GCP Applied Technologies, Inc.	209,924	4,578,442
	Glatfelter Corp.	141,783	2,023,243
#	Gold Resource Corp.	189,752	519,920
	Graphic Packaging Holding Co.	1,013,404	13,468,139
	Greif, Inc., Class A	91,824	3,727,136
	Greif, Inc., Class B	32,948	1,425,001
	Hawkins, Inc.	34,406	1,607,104
	Haynes International, Inc.	38,670	626,841
	HB Fuller Co.	142,476	6,447,039
	Hecla Mining Co.	1,598,919	7,323,049
	Huntsman Corp.	635,102	15,426,628
*	Ingevity Corp.	109,360	6,001,677
	Innospec, Inc.	68,123	4,505,655
#	International Flavors & Fragrances, Inc.	82,471	8,466,473
	International Paper Co.	592,609	25,926,644
*	Intrepid Potash, Inc.	33,722	336,546
	Kaiser Aluminum Corp.	34,717	2,184,741
*	Koppers Holdings, Inc.	72,118	1,617,607
*	Kraton Corp.	93,265	2,639,400
#	Kronos Worldwide, Inc.	232,276	3,093,916
	Linde P.L.C.	160,036	35,262,332
#*	Livent Corp.	378,191	4,065,553
	Louisiana-Pacific Corp.	352,743	10,081,395
*	LSB Industries, Inc.	157,254	350,676
	LyondellBasell Industries NV, Class A	450,892	30,863,557
	Martin Marietta Materials, Inc.	61,392	16,351,759
	Materion Corp.	67,770	3,469,146
#	Mercer International, Inc.	226,459	1,424,427
	Minerals Technologies, Inc.	107,411	5,874,308
	Mosaic Co. (The)	472,656	8,744,136
	Myers Industries, Inc.	128,949	1,849,129
	Neenah, Inc.	66,809	2,514,023
	NewMarket Corp.	21,784	7,791,919
	Newmont Corp.	528,515	33,211,883
#	Nexa Resources SA	10,918	66,054
	Northern Technologies International Corp.	17,402	139,390
	Nucor Corp.	386,749	18,471,132
	O-I Glass, Inc.	458,413	4,322,835
	Olin Corp.	450,116	7,449,420
	Olympic Steel, Inc.	61,219	698,509

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Packaging Corp. of America	172,965	$19,802,763
	PPG Industries, Inc.	339,659	44,060,565
*	PQ Group Holdings, Inc.	5,425	62,713
#*	Ramaco Resources, Inc.	18,463	51,696
#*	Rayonier Advanced Materials, Inc.	160,684	551,146
	Reliance Steel & Aluminum Co.	166,365	18,132,121
*	Resolute Forest Products, Inc.	231,571	1,062,911
	Royal Gold, Inc.	98,520	11,705,161
	RPM International, Inc.	231,586	19,608,387
*	Ryerson Holding Corp.	111,001	873,578
	Schnitzer Steel Industries, Inc., Class A	78,486	1,648,206
	Schweitzer-Mauduit International, Inc.	102,151	3,391,413
	Scotts Miracle-Gro Co. (The)	127,816	19,178,791
	Sealed Air Corp.	185,813	7,356,337
	Sensient Technologies Corp.	107,071	7,005,656
	Sherwin-Williams Co. (The)	63,497	43,684,666
	Silgan Holdings, Inc.	342,112	11,785,758
	Sonoco Products Co.	291,410	14,247,035
#	Southern Copper Corp.	110,164	5,765,984
	Steel Dynamics, Inc.	481,497	15,157,526
	Stepan Co.	73,421	8,549,141
*	Summit Materials, Inc., Class A	324,264	5,736,230
	SunCoke Energy, Inc.	248,395	866,899
#*	Synalloy Corp.	22,975	119,240
	Tecnoglass, Inc.	42,859	193,294
*	TimkenSteel Corp.	177,324	686,244
*	Trecora Resources	73,634	435,913
	Tredegar Corp.	111,252	1,622,054
	Trinseo SA	109,208	3,474,999
*	Tronox Holdings P.L.C., Class A	415,739	4,061,770
*	UFP Technologies, Inc.	17,652	654,183
	United States Lime & Minerals, Inc.	14,391	1,334,046
#	United States Steel Corp.	498,453	4,815,056
*	Universal Stainless & Alloy Products, Inc.	33,231	180,444
#*	US Concrete, Inc.	49,052	1,665,806
	Valvoline, Inc.	334,586	6,581,307
*	Venator Materials P.L.C.	130,745	253,645
#	Verso Corp., Class A	170,732	1,328,295
	Vulcan Materials Co.	129,380	18,739,399
	Warrior Met Coal, Inc.	160,176	2,402,640
	Westlake Chemical Corp.	140,920	9,529,010
	WestRock Co.	341,089	12,807,892
	Worthington Industries, Inc.	165,194	8,129,197
	WR Grace & Co.	116,059	5,047,406

TOTAL MATERIALS			1,150,048,963

REAL ESTATE — (0.3%)
	Altisource Asset Management Corp.	0	0
#*	Altisource Portfolio Solutions SA	19,775	220,096
*	BBX Capital, Inc.	15,247	52,602
*	CBRE Group, Inc., Class A	418,705	21,102,732
#*	CKX Lands, Inc.	2,161	20,551
	CTO Realty Growth, Inc.	17,027	751,401
#*	Cushman & Wakefield P.L.C.	16,515	193,556
*	Five Point Holdings LLC, Class A	3,804	15,939
*	Forestar Group, Inc.	21,917	364,699
*	FRP Holdings, Inc.	29,763	1,204,211
	Griffin Industrial Realty, Inc.	10,060	533,683
*	Howard Hughes Corp. (The)	87,682	5,452,944

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#*	InterGroup Corp. (The)	677	$21,664
	Jones Lang LaSalle, Inc.	107,683	12,153,103
*	JW Mays, Inc.	2,713	62,399
	Kennedy-Wilson Holdings, Inc.	373,728	4,925,735
#*	Marcus & Millichap, Inc.	128,806	4,022,611
*	Maui Land & Pineapple Co., Inc.	13,708	138,314
	Newmark Group, Inc., Class A	485,418	2,298,454
*	Rafael Holdings, Inc., Class B	38,641	633,712
	RE/MAX Holdings, Inc., Class A	58,888	1,904,438
#*	Realogy Holdings Corp.	292,792	3,267,559
#*	Redfin Corp.	26,300	1,098,551
	RMR Group, Inc. (The), Class A	30,102	802,519
#*	St Joe Co. (The)	199,338	5,390,100
*	Stratus Properties, Inc.	23,576	503,819
*	Tejon Ranch Co.	107,485	1,473,619
#*	Trinity Place Holdings, Inc.	16,938	23,544

TOTAL REAL ESTATE			68,632,555

UTILITIES — (2.0%)
	AES Corp.	592,683	11,557,318
	ALLETE, Inc.	89,424	4,612,490
	Alliant Energy Corp.	141,127	7,801,501
	Ameren Corp.	144,378	11,711,943
	American Electric Power Co., Inc.	106,709	9,596,340
#	American States Water Co.	75,136	5,611,908
	American Water Works Co., Inc.	105,607	15,894,910
	Artesian Resources Corp., Class A	19,448	685,153
#	Atlantica Sustainable Infrastructure P.L.C.	243,615	7,184,206
	Atmos Energy Corp.	78,451	7,191,603
	Avangrid, Inc.	62,463	3,081,924
	Avista Corp.	118,874	3,948,994
	Black Hills Corp.	111,989	6,345,297
	Brookfield Renewable Corp., Class A	46,438	3,100,665
	California Water Service Group	111,647	4,976,107
	CenterPoint Energy, Inc.	285,605	6,034,834
	Chesapeake Utilities Corp.	40,778	3,964,029
	Clearway Energy, Inc., Class A	67,535	1,770,092
#	Clearway Energy, Inc., Class C	140,081	3,944,681
	CMS Energy Corp.	165,770	10,498,214
	Consolidated Edison, Inc.	126,775	9,950,570
	Consolidated Water Co., Ltd.	37,203	374,262
	Dominion Energy, Inc.	180,709	14,518,161
	DTE Energy Co.	109,650	13,533,003
	Duke Energy Corp.	151,638	13,967,376
	Edison International	209,080	11,716,843
	Entergy Corp.	116,917	11,834,339
	Essential Utilities, Inc.	188,103	7,749,844
	Evergy, Inc.	215,443	11,892,454
	Eversource Energy	122,026	10,649,209
	Exelon Corp.	210,647	8,402,709
	FirstEnergy Corp.	314,908	9,359,066
	Genie Energy, Ltd., Class B	61,685	511,369
	Hawaiian Electric Industries, Inc.	122,659	4,052,653
	IDACORP, Inc.	68,279	5,990,117
	MDU Resources Group, Inc.	366,024	8,696,730
	MGE Energy, Inc.	81,987	5,330,795
	Middlesex Water Co.	40,961	2,627,238
#	National Fuel Gas Co.	93,204	3,724,432
#	New Jersey Resources Corp.	192,921	5,629,435

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
NextEra Energy, Inc.	427,752	$31,315,724
NiSource, Inc.	258,934	5,947,714
# Northwest Natural Holding Co.	64,262	2,855,803
NorthWestern Corp.	98,921	5,156,752
NRG Energy, Inc.	655,006	20,711,290
OGE Energy Corp.	217,058	6,678,875
ONE Gas, Inc.	84,597	5,840,577
# Ormat Technologies, Inc.	137,949	9,776,446
Otter Tail Corp.	93,456	3,584,038
* PG&E Corp.	145,346	1,389,508
Pinnacle West Capital Corp.	101,396	8,270,872
# PNM Resources, Inc.	170,699	8,534,950
Portland General Electric Co.	146,521	5,758,275
PPL Corp.	447,715	12,312,162
Public Service Enterprise Group, Inc.	241,400	14,037,410
* Pure Cycle Corp.	50,834	447,339
RGC Resources, Inc.	16,841	400,816
Sempra Energy	63,055	7,904,575
SJW Group	71,150	4,318,093
# South Jersey Industries, Inc.	180,527	3,478,755
Southern Co. (The)	226,157	12,992,720
Southwest Gas Holdings, Inc.	73,783	4,849,019
Spark Energy, Inc., Class A	15,216	138,770
Spire, Inc.	73,774	4,134,295
UGI Corp.	223,261	7,220,261
Unitil Corp.	37,401	1,292,204
Vistra Corp.	774,449	13,452,179
WEC Energy Group, Inc.	100,459	10,101,152
Xcel Energy, Inc.	183,560	12,854,707
York Water Co. (The)	31,798	1,343,465

TOTAL UTILITIES		517,121,560

TOTAL COMMON STOCKS		25,470,824,668

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	24,077	680,175

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	20,679	2,022,820

INDUSTRIALS — (0.0%)
Air T Funding	236	5,257
WESCO International, Inc.	73,824	2,139,420

TOTAL INDUSTRIALS		2,144,677

TOTAL PREFERRED STOCKS		4,847,672

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#*» HC2 Holdings, Inc. Right 11/20/2020	31,208	6,856

TOTAL INVESTMENT SECURITIES (Cost $14,953,741,086)		25,475,679,196

TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.026%	96,900,789	96,900,789

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	36,660,714	$424,201,119

TOTAL INVESTMENTS — (100.0%) (Cost $15,474,756,980)		$25,996,781,104

As of October 31, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	780	12/18/20	$131,017,171	$127,323,300	$(3,693,871)

Total Futures Contracts			$131,017,171	$127,323,300	$(3,693,871)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,991,636,894	—	—	$1,991,636,894
Consumer Discretionary	3,224,422,494	$9,569	—	3,224,432,063
Consumer Staples	1,563,986,604	—	—	1,563,986,604
Energy	516,017,166	—	—	516,017,166
Financials	3,410,570,299	12,253	—	3,410,582,552
Health Care	3,297,737,708	116,802	—	3,297,854,510
Industrials	3,558,246,519	—	—	3,558,246,519
Information Technology	6,172,259,450	5,832	—	6,172,265,282
Materials	1,150,048,963	—	—	1,150,048,963
Real Estate	68,632,555	—	—	68,632,555
Utilities	517,121,560	—	—	517,121,560
Preferred Stocks
Communication Services	680,175	—	—	680,175
Consumer Discretionary	2,022,820	—	—	2,022,820
Industrials	2,144,677	—	—	2,144,677
Rights/Warrants
Communication Services	—	6,856	—	6,856
Temporary Cash Investments	96,900,789	—	—	96,900,789
Securities Lending Collateral	—	424,201,119	—	424,201,119
Futures Contracts**	(3,693,871)	—	—	(3,693,871)

TOTAL	$25,568,734,802	$424,352,431	—	$25,993,087,233

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (6.8%)
	Activision Blizzard, Inc.	35,792	$2,710,528
	Alaska Communications Systems Group, Inc.	68,897	131,593
*	Alphabet, Inc., Class A	10,216	16,510,180
*	Alphabet, Inc., Class C	10,616	17,208,642
*	Altice USA, Inc., Class A	44,759	1,206,255
#*	AMC Networks, Inc., Class A	18,867	400,924
*	ANGI Homeservices, Inc., Class A	15,392	163,155
#	Anterix, Inc.	7,672	244,890
	AT&T, Inc.	639,414	17,276,966
	ATN International, Inc.	22,236	993,949
*	Ballantyne Strong, Inc.	7,403	11,623
*	Boingo Wireless, Inc.	60,773	567,620
	Cable One, Inc.	1,101	1,906,778
#*	Cargurus, Inc.	13,085	260,784
*	Cars.com, Inc.	75,306	556,511
#	CenturyLink, Inc.	775,017	6,680,647
*	Charter Communications, Inc., Class A	13,399	8,090,584
*	Cincinnati Bell, Inc.	52,853	795,438
#	Cinemark Holdings, Inc.	68,869	564,037
	Cogent Communications Holdings, Inc.	12,352	689,242
	Comcast Corp., Class A	417,271	17,625,527
*	comScore, Inc.	36,956	73,727
*	Consolidated Communications Holdings, Inc.	63,509	296,587
#*	Cumulus Media, Inc., Class A	800	4,048
#*	Daily Journal Corp.	563	152,686
*	DHI Group, Inc.	44,943	75,954
#*	Discovery, Inc., Class A	79,285	1,604,728
*	Discovery, Inc., Class B	1,000	31,520
*	Discovery, Inc., Class C	190,105	3,482,724
*	DISH Network Corp., Class A	117,268	2,989,161
*	Electronic Arts, Inc.	4,900	587,167
#	Emerald Holding, Inc.	19,693	51,596
#	Entercom Communications Corp., Class A	20,424	30,636
	Entravision Communications Corp., Class A	62,511	114,395
	EW Scripps Co. (The), Class A	76,118	691,151
*	Facebook, Inc., Class A	76,954	20,247,367
	Fox Corp., Class A	92,467	2,452,225
*	Fox Corp., Class B	111,351	2,910,715
#*	Gaia, Inc.	6,225	63,122
#	Gannett Co., Inc.	139,204	160,085
*	GCI Liberty, Inc., Class A	91,121	7,401,759
*	Glu Mobile, Inc.	108,613	777,669
*	Gray Television, Inc.	102,257	1,296,619
*	Gray Television, Inc., Class A	2,300	27,830
*	Hemisphere Media Group, Inc.	17,432	136,318
*	IAC/InterActiveCorp.	4,564	550,966
*	IDT Corp., Class B	65,010	619,545
*	IMAX Corp.	49,982	576,292
	Interpublic Group of Cos., Inc. (The)	115,776	2,094,388
*	Iridium Communications, Inc.	119,893	3,166,374
	John Wiley & Sons, Inc., Class A	43,540	1,347,998
	John Wiley & Sons, Inc., Class B	2,087	64,906
*	Liberty Broadband Corp.	234	33,346
*	Liberty Broadband Corp., Class A	3,632	510,478
*	Liberty Broadband Corp., Class C	20,215	2,864,668

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Latin America, Ltd., Class A	9,861	$96,638
*	Liberty Latin America, Ltd., Class C	29,554	287,265
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	160,942
*	Liberty Media Corp.-Liberty Braves, Class B	93	2,964
*	Liberty Media Corp.-Liberty Braves, Class C	17,372	355,605
*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	645,887
*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	5,456,786
*	Liberty Media Corp.-Liberty SiriusXM, Class A	33,436	1,155,883
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	11,235
*	Liberty Media Corp.-Liberty SiriusXM, Class C	76,900	2,660,740
#*	Lions Gate Entertainment Corp., Class A	73,640	493,388
*	Lions Gate Entertainment Corp., Class B	66,009	413,876
#*	Live Nation Entertainment, Inc.	17,675	862,540
#	Loral Space & Communications, Inc.	1,200	20,892
*	Madison Square Garden Entertainment Corp.	15,339	997,035
*	Marchex, Inc., Class B	1,280	2,189
#	Marcus Corp. (The)	19,647	144,013
*	Match Group, Inc.	9,850	1,150,283
*	Mediaco Holding, Inc., Class A	666	1,772
	Meredith Corp.	34,299	377,289
#*	MSG Networks, Inc., Class A	16,117	144,086
	National CineMedia, Inc.	25,352	50,324
#	New York Times Co. (The), Class A	46,048	1,826,264
	News Corp., Class A	278,596	3,657,965
	News Corp., Class B	139,552	1,816,967
	Nexstar Media Group, Inc., Class A	33,800	2,785,120
#	Omnicom Group, Inc.	28,294	1,335,477
*	ORBCOMM, Inc.	86,164	370,505
*	QuinStreet, Inc.	53,347	853,819
#*	Reading International, Inc., Class A	17,826	41,713
	Scholastic Corp.	36,299	717,268
	Shenandoah Telecommunications Co.	83,023	3,621,463
#	Sirius XM Holdings, Inc.	120,878	692,631
#*	Snap, Inc., Class A	15,282	601,958
	Spok Holdings, Inc.	38,274	347,528
*	Take-Two Interactive Software, Inc.	11,471	1,777,087
*	TechTarget, Inc.	21,822	955,804
	TEGNA, Inc.	201,517	2,424,250
	Telephone and Data Systems, Inc.	125,476	2,133,092
*	T-Mobile US, Inc.	85,566	9,375,467
	Townsquare Media, Inc., Class A	16,264	73,513
*	Travelzoo	12,456	92,424
	Tribune Publishing Co.	13,672	156,681
	TripAdvisor, Inc.	38,753	740,570
*	TrueCar, Inc.	80,361	350,374
*	Twitter, Inc.	30,984	1,281,498
*	United States Cellular Corp.	41,304	1,202,772
*	Urban One, Inc.	25,200	23,927
	Verizon Communications, Inc.	422,159	24,058,841
	ViacomCBS, Inc., Class A	3,778	112,811
#	ViacomCBS, Inc., Class B	86,163	2,461,677
*	Vonage Holdings Corp.	215,452	2,279,482
	Walt Disney Co. (The)	80,115	9,713,944
#	World Wrestling Entertainment, Inc., Class A	8,674	315,387
*	Yelp, Inc.	40,748	801,513
*	Zedge, Inc., Class B	5,669	19,331
*	Zillow Group, Inc., Class A	10,380	927,245
#*	Zillow Group, Inc., Class C	15,644	1,386,371

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Zynga, Inc., Class A	508,493	$4,571,352

TOTAL COMMUNICATION SERVICES			253,480,346

CONSUMER DISCRETIONARY — (12.3%)
#*	1-800-Flowers.com, Inc., Class A	70,712	1,402,219
	Aaron’s Holdings Co., Inc.	75,103	3,924,883
	Abercrombie & Fitch Co., Class A	60,470	859,883
	Acushnet Holdings Corp.	74,636	2,547,327
*	Adient P.L.C	33,015	700,578
*	Adtalem Global Education, Inc.	54,912	1,287,137
	Advance Auto Parts, Inc.	14,754	2,172,969
	AMCON Distributing Co.	438	29,431
*	American Axle & Manufacturing Holdings, Inc.	96,191	646,403
#	American Eagle Outfitters, Inc.	200,825	2,753,311
*	American Outdoor Brands, Inc.	16,742	253,306
*	American Public Education, Inc.	18,666	527,688
*	America’s Car-Mart, Inc.	12,124	1,048,968
	Aptiv P.L.C.	24,664	2,379,829
	Aramark	145,659	4,040,581
	Ark Restaurants Corp.	2,975	29,750
*	Asbury Automotive Group, Inc.	29,653	3,053,666
	Ascena Retail Group, Inc.	0	0
#	Autoliv, Inc.	22,318	1,691,704
*	AutoNation, Inc.	82,077	4,656,228
*	Barnes & Noble Education, Inc.	12,599	28,978
	Bassett Furniture Industries, Inc.	10,723	158,271
#*	Beazer Homes USA, Inc.	28,393	345,827
#	Bed Bath & Beyond, Inc.	135,948	2,691,770
	Best Buy Co., Inc.	50,959	5,684,476
#	Big 5 Sporting Goods Corp.	27,233	199,890
#	Big Lots, Inc.	37,944	1,806,134
*	Biglari Holdings, Inc., Class A	142	62,061
*	Biglari Holdings, Inc., Class B	1,757	147,184
#	BJ’s Restaurants, Inc.	23,374	659,381
#	Bloomin’ Brands, Inc.	47,421	662,946
	Bluegreen Vacations Holding Corp.	9,724	79,251
#*	Boot Barn Holdings, Inc.	38,383	1,229,024
	BorgWarner, Inc.	217,822	7,619,414
	Bowl America, Inc., Class A	2,839	26,474
	Boyd Gaming Corp.	57,508	1,824,154
*	Bright Horizons Family Solutions, Inc.	11,771	1,860,407
#	Brinker International, Inc.	12,255	533,583
	Brunswick Corp.	51,949	3,309,671
#	Buckle, Inc. (The)	11,150	267,154
#*	Build-A-Bear Workshop, Inc.	13,613	56,222
#*	Burlington Stores, Inc.	3,879	750,897
*	Caesars Entertainment, Inc.	7,463	334,492
	Caleres, Inc.	34,981	268,654
	Callaway Golf Co.	104,546	1,619,418
	Camping World Holdings, Inc., Class A	10,608	280,476
*	Capri Holdings, Ltd.	4,316	91,586
#*	CarMax, Inc.	26,562	2,296,019
#	Carnival Corp.	120,366	1,650,218
	Carriage Services, Inc.	24,853	641,456
*	Carrols Restaurant Group, Inc.	41,335	241,810
	Carter’s, Inc.	20,090	1,636,330
#*	Carvana Co.	1,061	196,656
	Cato Corp. (The), Class A	18,848	115,350
*	Cavco Industries, Inc.	9,585	1,649,962

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Century Communities, Inc.	40,011	$1,554,027
#	Cheesecake Factory, Inc. (The)	30,409	903,755
#*	Chegg, Inc.	7,692	564,900
#	Chico’s FAS, Inc.	16,895	18,078
#	Children’s Place, Inc. (The)	10,570	267,104
*	Chipotle Mexican Grill, Inc.	662	795,380
#	Choice Hotels International, Inc.	8,184	714,872
	Churchill Downs, Inc.	2,565	382,570
*	Chuy’s Holdings, Inc.	14,866	312,037
	Citi Trends, Inc.	8,687	226,818
#	Clarus Corp.	42,436	658,182
	Collectors Universe, Inc.	4,977	273,387
#	Columbia Sportswear Co.	32,436	2,419,401
*	Conn’s, Inc.	31,161	291,979
#*	Container Store Group, Inc. (The)	9,288	88,422
	Cooper Tire & Rubber Co.	35,518	1,221,464
#*	Cooper-Standard Holdings, Inc.	14,883	233,514
	Core-Mark Holding Co., Inc.	49,182	1,345,128
	Cracker Barrel Old Country Store, Inc.	13,817	1,572,651
*	Crocs, Inc.	44,061	2,305,712
	Crown Crafts, Inc.	2,196	12,671
	Culp, Inc.	13,186	163,638
	Dana, Inc.	125,734	1,759,019
	Darden Restaurants, Inc.	24,521	2,253,970
#	Dave & Buster’s Entertainment, Inc.	30,313	520,171
	DavidsTea, Inc.	0	0
*	Deckers Outdoor Corp.	13,217	3,348,791
*	Del Taco Restaurants, Inc.	40,637	301,323
	Delphi Technologies P.L.C.	0	0
*	Delta Apparel, Inc.	12,387	206,244
#*	Denny’s Corp.	29,926	268,137
#	Designer Brands, Inc., Class A	54,851	237,505
	Dick’s Sporting Goods, Inc.	75,287	4,265,009
#	Dillard’s, Inc., Class A	28,966	1,295,649
#	Dine Brands Global, Inc.	9,060	466,137
	Dollar General Corp.	15,888	3,315,984
*	Dollar Tree, Inc.	31,716	2,864,589
	Domino’s Pizza, Inc.	4,335	1,640,017
*	Dorman Products, Inc.	32,484	2,899,847
	DR Horton, Inc.	155,326	10,377,330
	Dunkin’ Brands Group, Inc.	7,840	781,726
	eBay, Inc.	25,601	1,219,376
	Educational Development Corp.	6,574	109,326
*	El Pollo Loco Holdings, Inc.	35,651	503,392
	Escalade, Inc.	17,024	316,817
	Ethan Allen Interiors, Inc.	27,592	442,852
*	Etsy, Inc.	4,577	556,517
	Expedia Group, Inc.	9,550	899,132
	Extended Stay America, Inc.	159,365	1,808,793
*	Fiesta Restaurant Group, Inc.	16,154	139,571
*	Five Below, Inc.	14,926	1,990,233
*	Flanigan’s Enterprises, Inc.	300	5,027
	Flexsteel Industries, Inc.	8,594	240,202
*	Floor & Decor Holdings, Inc., Class A	15,459	1,128,507
	Foot Locker, Inc.	77,357	2,852,926
	Ford Motor Co.	1,063,806	8,223,220
#*	Fossil Group, Inc.	43,563	248,745
*	Fox Factory Holding Corp.	32,010	2,691,401
»	FRD Acquisition Co. Escrow Shares	14,091	0

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	frontdoor, Inc.	12,979	$514,228
#*	Full House Resorts, Inc.	19,188	45,092
#*	GameStop Corp., Class A	58,430	611,762
	Gap, Inc. (The)	166,424	3,236,947
	Garmin, Ltd.	22,692	2,360,422
	General Motors Co.	263,562	9,100,796
*	Genesco, Inc.	14,308	253,538
#*	Genius Brands International, Inc.	47,828	50,219
	Gentex Corp.	187,260	5,181,484
*	Gentherm, Inc.	46,502	2,152,578
	Genuine Parts Co.	13,766	1,244,859
*	G-III Apparel Group, Ltd.	45,437	612,491
	Goodyear Tire & Rubber Co. (The)	197,871	1,638,372
	Graham Holdings Co., Class B	4,229	1,608,458
*	Grand Canyon Education, Inc.	24,353	1,908,545
*	Green Brick Partners, Inc.	22,902	409,717
	Group 1 Automotive, Inc.	25,638	2,719,679
*	GrubHub, Inc.	18,325	1,355,317
#	Guess?, Inc.	59,084	696,009
#	H&R Block, Inc.	21,804	376,337
	Hamilton Beach Brands Holding Co., Class A	17,718	390,682
#	Hanesbrands, Inc.	222,803	3,580,444
	Harley-Davidson, Inc.	86,941	2,858,620
#	Hasbro, Inc.	33,030	2,732,242
	Haverty Furniture Cos., Inc.	23,902	598,028
	Haverty Furniture Cos., Inc., Class A	1,796	44,595
#*	Helen of Troy, Ltd.	20,370	3,862,152
#*	Hibbett Sports, Inc.	19,080	721,415
*	Hilton Grand Vacations, Inc.	52,946	1,090,688
	Hooker Furniture Corp.	14,397	395,917
*	Horizon Global Corp.	21,781	122,409
#*	Houghton Mifflin Harcourt Co.	42,076	109,818
#*	Hudson, Ltd., Class A	9,080	69,371
#	Hyatt Hotels Corp., Class A	26,200	1,444,668
*	Installed Building Products, Inc.	15,092	1,366,430
#	International Game Technology P.L.C.	102,105	838,282
#*	iRobot Corp.	10,474	833,521
*	J Alexander’s Holdings, Inc.	13,620	75,727
	Jack in the Box, Inc.	6,082	486,925
	Johnson Outdoors, Inc., Class A	14,583	1,273,533
*	K12, Inc.	68,542	1,636,098
	KB Home	83,390	2,689,327
	Kohl’s Corp.	114,994	2,448,222
#*	Kontoor Brands, Inc.	7,285	239,676
	L Brands, Inc.	16,472	527,269
#*	Lakeland Industries, Inc.	7,500	161,775
*	Lands’ End, Inc.	8,485	136,184
	Las Vegas Sands Corp.	30,211	1,451,941
*	Laureate Education, Inc., Class A	19,636	255,268
	La-Z-Boy, Inc.	53,633	1,835,858
	LCI Industries	26,995	2,960,272
*	Leaf Group, Ltd.	14,514	82,730
	Lear Corp.	58,782	7,101,453
	Leggett & Platt, Inc.	30,721	1,281,987
	Lennar Corp., Class A	86,062	6,044,134
	Lennar Corp., Class B	9,841	559,854
*	LGI Homes, Inc.	28,282	3,022,780
	Lifetime Brands, Inc.	19,138	192,337
#*	Lincoln Educational Services Corp.	12,212	57,030

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lindblad Expeditions Holdings, Inc.	5,561	$46,268
*	Liquidity Services, Inc.	37,467	319,593
#	Lithia Motors, Inc., Class A	37,932	8,708,049
*	LKQ Corp.	249,592	7,984,448
#*	Luby’s, Inc.	128,049	344,452
*	M/I Homes, Inc.	42,211	1,727,274
#	Macy’s, Inc.	263,459	1,636,080
#*	Magnite, Inc.	51,152	461,903
*	Malibu Boats, Inc., Class A	20,083	1,020,819
	Marine Products Corp.	15,913	252,380
*	MarineMax, Inc.	40,043	1,200,489
	Marriott Vacations Worldwide Corp.	35,897	3,467,650
#*	MasterCraft Boat Holdings, Inc.	19,251	396,956
*	Mattel, Inc.	46,850	645,124
	McDonald’s Corp.	1,857	395,541
	MDC Holdings, Inc.	85,889	3,737,889
»†	Media General, Inc.	38,825	3,642
*	Meritage Homes Corp.	87,210	7,595,119
	MGM Resorts International	101,816	2,094,355
*	Modine Manufacturing Co.	53,352	341,453
*	Mohawk Industries, Inc.	45,811	4,727,237
*	Monarch Casino & Resort, Inc.	5,624	244,025
#*	Monitronics International, Inc.	1,007	3,414
#	Monro, Inc.	29,346	1,234,293
*	Motorcar Parts of America, Inc.	22,904	337,376
	Movado Group, Inc.	14,193	154,846
*	Murphy USA, Inc.	38,498	4,707,920
	Nathan’s Famous, Inc.	4,306	218,573
#*	National Vision Holdings, Inc.	45,424	1,831,950
#*	Nautilus, Inc.	29,587	641,742
*	New Home Co., Inc. (The)	30,592	155,407
	Newell Brands, Inc.	315,053	5,563,836
	Nobility Homes, Inc.	1,284	30,341
#	Nordstrom, Inc.	9,476	114,660
#*	Norwegian Cruise Line Holdings, Ltd.	70,175	1,167,010
*	NVR, Inc.	636	2,514,165
	ODP Corp. (The)	36,903	719,608
#*	Ollie’s Bargain Outlet Holdings, Inc.	22,866	1,991,400
#	Oxford Industries, Inc.	16,822	692,562
	P&F Industries, Inc., Class A	2,014	9,184
	Papa John’s International, Inc.	7,165	548,839
	Patrick Industries, Inc.	36,993	2,062,360
#*	Penn National Gaming, Inc.	54,526	2,943,313
#	Penske Automotive Group, Inc.	101,131	5,173,862
*	Perdoceo Education Corp.	81,879	924,414
#	PetMed Express, Inc.	15,853	468,932
*	Planet Fitness, Inc., Class A	12,287	728,250
*	Playa Hotels & Resorts NV	71,600	277,092
	Polaris, Inc.	20,839	1,893,432
	Pool Corp.	5,311	1,857,947
*	Potbelly Corp.	21,040	74,902
	PulteGroup, Inc.	246,642	10,053,128
	PVH Corp.	40,828	2,379,864
*	QEP Co., Inc.	1,500	31,312
*	Quotient Technology, Inc.	69,504	618,586
	Qurate Retail, Inc., Class A	165,348	1,119,406
	Ralph Lauren Corp.	46,397	3,101,639
#	RCI Hospitality Holdings, Inc.	9,765	208,971
#*	Red Lion Hotels Corp.	14,316	24,767

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Red Robin Gourmet Burgers, Inc.	11,471	$138,111
	Red Rock Resorts, Inc., Class A	3,000	57,360
#*	Regis Corp.	43,079	238,658
	Rent-A-Center, Inc.	51,314	1,585,603
#*	RH	9,172	3,074,730
	Rocky Brands, Inc.	9,423	253,479
	Ross Stores, Inc.	12,472	1,062,240
#	Royal Caribbean Cruises, Ltd.	50,315	2,838,772
#	Ruth’s Hospitality Group, Inc.	27,514	307,606
#*	Sally Beauty Holdings, Inc.	17,750	148,567
*	Scientific Games Corp., Class A	24,010	765,439
*	SeaWorld Entertainment, Inc.	43,023	947,366
*	Select Interior Concepts, Inc., Class A	1,700	11,764
	Service Corp. International	89,573	4,148,126
#*	Shake Shack, Inc., Class A	11,445	772,766
#	Shoe Carnival, Inc.	23,929	741,320
	Shutterstock, Inc.	15,749	1,030,772
#	Signet Jewelers, Ltd.	46,478	1,035,530
#	Six Flags Entertainment Corp.	16,495	356,622
*	Skechers U.S.A., Inc., Class A	99,326	3,149,627
*	Skyline Champion Corp.	43,338	1,111,620
*	Sleep Number Corp.	18,734	1,186,986
	Smith & Wesson Brands, Inc.	66,968	1,110,999
#	Sonic Automotive, Inc., Class A	54,642	1,970,390
*	Sonos, Inc.	15,431	225,293
*	Sportsman’s Warehouse Holdings, Inc.	30,710	399,844
*	Stamps.com, Inc.	15,971	3,565,366
	Standard Motor Products, Inc.	36,061	1,651,594
	Steven Madden, Ltd.	72,693	1,745,359
*	Stoneridge, Inc.	51,510	1,175,973
	Strategic Education, Inc.	24,634	2,046,100
	Strattec Security Corp.	4,645	134,891
	Superior Group of Cos, Inc.	19,154	414,109
#*	Superior Industries International, Inc.	24,707	30,390
*	Tandy Leather Factory, Inc.	17,438	52,140
	Tapestry, Inc.	178,882	3,976,547
	Target Corp.	30,844	4,695,074
*	Taylor Morrison Home Corp.	148,131	3,199,630
*	Tempur Sealy International, Inc.	21,878	1,947,142
#*	Tenneco, Inc., Class A	38,429	331,258
*	Terminix Global Holdings, Inc.	69,923	3,292,674
	Texas Roadhouse, Inc.	31,806	2,227,374
#	Thor Industries, Inc.	22,804	1,928,762
	Tiffany & Co.	15,364	2,010,226
	Tilly’s, Inc., Class A	24,507	150,473
	Toll Brothers, Inc.	111,002	4,693,165
*	TopBuild Corp.	41,972	6,430,530
	Tractor Supply Co.	17,500	2,331,175
*	TravelCenters of America, Inc.	10,101	240,404
*	TRI Pointe Group, Inc.	170,198	2,796,353
	Tupperware Brands Corp.	818	25,947
#*	Turtle Beach Corp.	2,487	44,816
*	Ulta Beauty, Inc.	8,373	1,731,285
#*	Under Armour, Inc., Class A	16,694	231,045
#*	Under Armour, Inc., Class C	23,767	290,670
*	Unifi, Inc.	20,315	304,522
*	Unique Fabricating, Inc.	4,543	15,719
*	Universal Electronics, Inc.	18,436	683,238
*	Universal Technical Institute, Inc.	27,693	127,111

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Urban Outfitters, Inc.	94,476	$2,110,594
#	Vail Resorts, Inc.	5,219	1,211,017
#*	Veoneer, Inc.	10,674	164,059
*	Vera Bradley, Inc.	28,371	179,872
	VF Corp.	17,537	1,178,486
*	Vince Holding Corp.	1,700	6,800
*	Vista Outdoor, Inc.	62,347	1,232,600
*	Visteon Corp.	17,643	1,581,695
*	VOXX International Corp.	36,231	410,497
#*	Wayfair, Inc., Class A	300	74,409
	Wendy’s Co. (The)	59,202	1,293,564
	Weyco Group, Inc.	11,380	180,259
	Whirlpool Corp.	37,107	6,863,311
#	Williams-Sonoma, Inc.	34,547	3,151,032
	Wingstop, Inc.	6,906	803,375
	Winmark Corp.	3,446	583,787
	Winnebago Industries, Inc.	43,448	2,039,884
	Wolverine World Wide, Inc.	78,921	2,104,823
*	WW International, Inc.	6,975	147,591
	Wyndham Destinations, Inc.	18,662	608,941
	Wyndham Hotels & Resorts, Inc.	36,385	1,692,266
#	Wynn Resorts, Ltd.	7,052	510,776
#*	YETI Holdings, Inc.	13,147	650,514
*	ZAGG, Inc.	25,325	72,176
*	Zovio, Inc.	56,782	204,983
*	Zumiez, Inc.	34,480	965,440

TOTAL CONSUMER DISCRETIONARY			460,334,596

CONSUMER STAPLES — (4.6%)
	Alico, Inc.	10,214	294,980
	Altria Group, Inc.	8,637	311,623
	Andersons, Inc. (The)	36,056	782,055
	Archer-Daniels-Midland Co.	157,835	7,298,290
#	B&G Foods, Inc.	74,070	1,967,299
*	BJ’s Wholesale Club Holdings, Inc.	9,629	368,694
*	Boston Beer Co., Inc. (The), Class A	3,185	3,309,788
*	Bridgford Foods Corp.	4,114	75,081
	Brown-Forman Corp., Class B	800	55,768
	Bunge, Ltd.	114,831	6,514,363
	Calavo Growers, Inc.	11,046	741,518
*	Cal-Maine Foods, Inc.	40,248	1,543,511
	Campbell Soup Co.	16,129	752,740
#	Casey’s General Stores, Inc.	18,577	3,131,525
*	Central Garden & Pet Co.	20,939	815,784
*	Central Garden & Pet Co., Class A	53,788	1,903,557
#*	Chefs’ Warehouse, Inc. (The)	36,590	494,697
	Church & Dwight Co., Inc.	20,030	1,770,452
	Coca-Cola Consolidated, Inc.	8,611	1,971,489
*	Coffee Holding Co., Inc.	1,900	7,144
	Conagra Brands, Inc.	96,132	3,373,272
	Constellation Brands, Inc., Class A	9,086	1,501,280
	Costco Wholesale Corp.	6,948	2,484,744
#	Coty, Inc., Class A	315,206	914,097
*	Darling Ingredients, Inc.	223,101	9,593,343
*	Edgewell Personal Care Co.	52,001	1,363,466
*	elf Beauty, Inc.	6,700	135,809
	Energizer Holdings, Inc.	21,513	846,537
*	Farmer Bros Co.	18,622	64,618
	Flowers Foods, Inc.	126,752	2,988,812

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Fresh Del Monte Produce, Inc.	60,762	$1,308,206
*	Freshpet, Inc.	2,262	258,999
	General Mills, Inc.	24,394	1,442,173
*	Hain Celestial Group, Inc. (The)	37,877	1,164,718
*	Herbalife Nutrition, Ltd.	24,490	1,105,479
	Hershey Co. (The)	5,788	795,619
#	Hormel Foods Corp.	45,106	2,196,211
*	Hostess Brands, Inc.	110,736	1,399,703
#	Ingles Markets, Inc., Class A	23,413	839,590
	Ingredion, Inc.	34,017	2,411,465
	Inter Parfums, Inc.	39,388	1,617,271
	J&J Snack Foods Corp.	15,150	2,053,886
	JM Smucker Co. (The)	36,970	4,148,034
	John B. Sanfilippo & Son, Inc.	14,738	1,072,337
	Kellogg Co.	13,238	832,538
#	Keurig Dr Pepper, Inc.	66,929	1,800,390
	Kraft Heinz Co. (The)	88,117	2,695,499
	Kroger Co. (The)	77,932	2,510,190
	Lamb Weston Holdings, Inc.	5,072	321,818
	Lancaster Colony Corp.	8,895	1,477,815
*	Landec Corp.	46,500	446,865
*	Lifevantage Corp.	2,000	22,100
*	Lifeway Foods, Inc.	6,493	29,933
	Limoneira Co.	19,570	270,653
	Mannatech, Inc.	2,353	38,730
#	McCormick & Co., Inc.	1,064	190,190
	McCormick & Co., Inc. Non-Voting	11,755	2,121,895
	Medifast, Inc.	18,619	2,615,783
#	MGP Ingredients, Inc.	23,542	989,235
	Molson Coors Beverage Co., Class B	53,830	1,898,046
	Molson Coors Brewing Co., Class A	534	24,420
	Mondelez International, Inc., Class A	66,070	3,509,638
*	Monster Beverage Corp.	10,311	789,513
#*	National Beverage Corp.	8,382	656,227
#	Natura & Co. Holding SA, ADR	33,514	534,548
*	Natural Alternatives International, Inc.	8,015	62,036
	Natural Grocers by Vitamin Cottage, Inc.	19,128	203,522
	Natural Health Trends Corp.	995	5,502
*	Nature’s Sunshine Products, Inc.	20,833	217,080
	Nu Skin Enterprises, Inc., Class A	31,455	1,552,304
	Oil-Dri Corp. of America	7,273	248,446
	Philip Morris International, Inc.	24,545	1,743,186
*	Pilgrim’s Pride Corp.	80,388	1,345,695
*	Post Holdings, Inc.	67,110	5,764,749
	PriceSmart, Inc.	25,570	1,764,330
	Procter & Gamble Co. (The)	90,151	12,359,702
#*	Rite Aid Corp.	3,815	34,869
	Rocky Mountain Chocolate Factory, Inc.	5,160	13,674
*	S&W Seed Co.	14,868	33,899
	Sanderson Farms, Inc.	20,734	2,653,330
	Seaboard Corp.	535	1,843,075
*	Seneca Foods Corp., Class A	13,520	498,212
*	Seneca Foods Corp., Class B	1,251	46,450
*	Simply Good Foods Co. (The)	101,548	1,909,102
	SpartanNash Co.	36,847	678,353
	Spectrum Brands Holdings, Inc.	25,108	1,427,892
*	Sprouts Farmers Market, Inc.	64,713	1,232,783
	Sysco Corp.	17,864	988,058
*	Tofutti Brands, Inc.	799	1,278

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Tootsie Roll Industries, Inc.	23,012	$687,599
*	TreeHouse Foods, Inc.	51,448	1,998,240
#	Turning Point Brands, Inc.	539	20,196
	Tyson Foods, Inc., Class A	113,483	6,494,632
#*	United Natural Foods, Inc.	48,814	711,220
	United-Guardian, Inc.	1,872	26,582
	Universal Corp.	31,892	1,270,896
*	US Foods Holding Corp.	35,492	741,783
*	USANA Health Sciences, Inc.	19,931	1,507,780
	Vector Group, Ltd.	33,478	307,663
#*	Veru, Inc.	14,000	35,280
	Village Super Market, Inc., Class A	10,832	245,345
	Walgreens Boots Alliance, Inc.	163,671	5,571,361
	Walmart, Inc.	66,928	9,286,260
	WD-40 Co.	7,242	1,762,558
	Weis Markets, Inc.	37,087	1,684,121

TOTAL CONSUMER STAPLES			171,945,096

ENERGY — (3.3%)
	Adams Resources & Energy, Inc.	4,112	78,457
#	Antero Midstream Corp.	149,392	856,016
#*	Antero Resources Corp.	131,175	445,995
	Apache Corp.	47,542	394,599
	Arch Resources, Inc.	13,181	402,680
	Archrock, Inc.	129,884	770,212
	Ardmore Shipping Corp.	11,393	31,900
#*	Aspen Aerogels, Inc.	32,024	361,871
	Baker Hughes Co.	164,450	2,428,926
	Berry Corp.	25,575	67,006
*	Bonanza Creek Energy, Inc.	22,765	403,168
*	Bristow Group, Inc.	4,208	87,442
	Cabot Oil & Gas Corp.	153,043	2,722,635
	Cactus, Inc., Class A	10,476	178,092
*	ChampionX Corp.	77,253	674,419
*	Cheniere Energy, Inc.	10,173	486,982
	Chevron Corp.	122,332	8,502,074
	Cimarex Energy Co.	35,936	911,696
*	Clean Energy Fuels Corp.	161,671	400,944
*	CNX Resources Corp.	202,852	1,967,664
	Concho Resources, Inc.	53,892	2,237,057
	ConocoPhillips	251,960	7,211,095
*	CONSOL Energy, Inc.	22,109	83,793
#*	Contango Oil & Gas Co.	11,095	13,869
#	Continental Resources, Inc.	38,357	461,435
#	Core Laboratories NV	9,108	131,611
#	CVR Energy, Inc.	49,655	546,702
#*	Dawson Geophysical Co.	42,481	76,041
	Delek US Holdings, Inc.	62,550	629,253
	Devon Energy Corp.	124,055	1,107,811
	DHT Holdings, Inc.	152,394	733,015
	Diamondback Energy, Inc.	11,659	302,668
#	DMC Global, Inc.	22,503	800,432
*	Dorian LPG, Ltd.	38,466	315,421
*	Dril-Quip, Inc.	29,802	771,872
#*	Earthstone Energy, Inc., Class A	8,839	23,777
#	EnLink Midstream LLC.	117,486	318,387
	EOG Resources, Inc.	111,149	3,805,742
	EQT Corp.	227,710	3,447,529
	Equitrans Midstream Corp.	112,907	819,705

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Evolution Petroleum Corp.	27,987	$61,851
*	Exterran Corp.	28,147	119,062
	Exxon Mobil Corp.	246,853	8,052,345
*	Frank’s International NV	123,722	216,513
#	GasLog, Ltd.	71,551	170,291
*	Geospace Technologies Corp.	11,604	59,529
*	Goodrich Petroleum Corp.	10,368	99,325
#*	Green Plains, Inc.	38,899	587,375
*	Gulf Island Fabrication, Inc.	13,000	42,380
#*	Gulfport Energy Corp.	72,393	18,533
	Halliburton Co.	401,299	4,839,666
*	Helix Energy Solutions Group, Inc.	127,430	316,026
	Helmerich & Payne, Inc.	60,160	894,579
	Hess Corp.	90,837	3,380,953
	HollyFrontier Corp.	169,076	3,129,597
	International Seaways, Inc.	25,592	346,516
	Kinder Morgan, Inc.	220,705	2,626,389
#*	Laredo Petroleum, Inc.	2,590	20,824
	Liberty Oilfield Services, Inc., Class A	24,645	164,629
	Marathon Oil Corp.	326,661	1,293,578
	Marathon Petroleum Corp.	137,887	4,067,666
#*	Matador Resources Co.	103,539	732,021
*	Matrix Service Co.	27,134	206,218
*	Mind Technology, Inc.	23,880	48,954
*	Montage Resources Corp.	9,192	45,500
#	Murphy Oil Corp.	130,435	1,006,958
#	Nabors Industries, Ltd.	20,711	588,607
	NACCO Industries, Inc., Class A	9,759	190,203
	National Oilwell Varco, Inc.	196,332	1,649,189
*	Natural Gas Services Group, Inc.	11,623	101,120
*	Newpark Resources, Inc.	62,867	44,956
*	NexTier Oilfield Solutions, Inc.	139,613	263,869
	Noble Corp. P.L.C.	0	0
*	Oceaneering International, Inc.	83,138	339,203
*	Oil States International, Inc.	51,827	129,049
	ONEOK, Inc.	107,318	3,112,222
*	Par Pacific Holdings, Inc.	45,940	295,854
	Parsley Energy, Inc., Class A	241,078	2,413,191
	Patterson-UTI Energy, Inc.	165,081	422,607
#	PBF Energy, Inc., Class A	49,554	231,417
*	PDC Energy, Inc.	87,735	1,045,801
#	Peabody Energy Corp.	83,052	107,137
#*	Penn Virginia Corp.	13,367	102,659
	Phillips 66	38,580	1,800,143
	PHX Minerals, Inc.	4,753	7,130
	Pioneer Natural Resources Co.	70,452	5,605,161
#*	PrimeEnergy Resources Corp.	908	46,762
*	ProPetro Holding Corp.	85,683	338,448
	Range Resources Corp.	274,732	1,807,737
*	Renewable Energy Group, Inc.	88,266	4,978,202
*	REX American Resources Corp.	9,639	700,659
#*	RPC, Inc.	21,678	51,594
	Schlumberger, Ltd.	262,592	3,923,124
#	Scorpio Tankers, Inc.	49,862	439,783
*	SEACOR Holdings, Inc.	28,300	866,829
*	SEACOR Marine Holdings, Inc.	12,978	22,322
*	Select Energy Services, Inc., Class A	47,597	143,743
	SFL Corp., Ltd.	102,438	666,871
#*	SilverBow Resources, Inc.	3,866	18,054

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Solaris Oilfield Infrastructure, Inc., Class A	24,660	$146,234
*	Southwestern Energy Co.	837,300	2,235,591
#*	Talos Energy, Inc.	45,244	297,706
	Targa Resources Corp.	78,976	1,267,565
	TechnipFMC P.L.C.	99,176	548,443
#*	Teekay Corp.	17,248	30,356
#*	Teekay Tankers, Ltd., Class A	23,512	221,718
*	Tidewater, Inc.	19,226	112,664
#	US Silica Holdings, Inc.	62,748	170,675
	Valaris P.L.C.	0	0
	Valero Energy Corp.	69,781	2,694,244
	Williams Cos., Inc. (The)	204,400	3,922,436
	World Fuel Services Corp.	62,394	1,313,394
*	WPX Energy, Inc.	412,369	1,901,021

TOTAL ENERGY			125,872,964

FINANCIALS — (20.1%)
	1st Constitution Bancorp	11,206	146,126
	1st Source Corp.	41,442	1,387,893
	ACNB Corp.	7,905	164,977
#	Affiliated Managers Group, Inc.	29,014	2,186,785
	Aflac, Inc.	99,662	3,383,525
	Alleghany Corp.	5,549	3,034,915
	Allegiance Bancshares, Inc.	6,934	196,232
	Allstate Corp. (The)	55,992	4,969,290
	Ally Financial, Inc.	208,481	5,562,273
	Altabancorp	12,480	271,690
	A-Mark Precious Metals, Inc.	6,646	206,558
*	Ambac Financial Group, Inc.	45,169	554,675
	American Equity Investment Life Holding Co.	83,859	2,081,380
	American Express Co.	42,837	3,908,448
	American Financial Group, Inc.	54,965	4,119,077
	American International Group, Inc.	58,716	1,848,967
	American National Bankshares, Inc.	9,565	218,082
	American National Group, Inc.	21,575	1,484,360
	American River Bankshares	1,900	19,608
	Ameriprise Financial, Inc.	18,132	2,916,170
	Ameris Bancorp	61,799	1,810,711
	AMERISAFE, Inc.	26,331	1,553,002
	AmeriServ Financial, Inc.	15,921	43,942
	Ames National Corp.	13,390	258,427
*	Arch Capital Group, Ltd.	127,389	3,848,422
	Ares Management Corp., Class A	4,739	200,460
	Argo Group International Holdings, Ltd.	40,803	1,455,851
	Arrow Financial Corp.	23,204	635,093
	Arthur J Gallagher & Co.	14,066	1,458,785
	Artisan Partners Asset Management, Inc., Class A	20,958	839,577
	Associated Banc-Corp.	131,954	1,806,450
	Associated Capital Group, Inc., Class A	1,469	47,155
	Assurant, Inc.	44,325	5,512,700
	Assured Guaranty, Ltd.	94,654	2,416,517
*	Athene Holding, Ltd., Class A	102,058	3,274,021
*	Atlantic American Corp.	5,179	10,462
*	Atlantic Capital Bancshares, Inc.	25,200	349,776
	Atlantic Union Bankshares Corp.	88,195	2,230,452
*	Atlanticus Holdings Corp.	19,831	227,065
	Auburn National BanCorp, Inc.	2,722	101,150
	Axis Capital Holdings, Ltd.	60,326	2,575,317
*	Axos Financial, Inc.	54,609	1,488,641

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	51,663	$619,956
	BancFirst Corp.	43,213	1,920,818
*	Bancorp, Inc. (The)	46,575	447,120
	BancorpSouth Bank	89,100	2,085,831
	Bank of America Corp.	491,054	11,637,980
	Bank of Commerce Holdings	11,986	96,008
	Bank of Hawaii Corp.	33,785	2,048,722
	Bank of Marin Bancorp.	9,466	285,305
	Bank of New York Mellon Corp. (The)	141,532	4,863,040
	Bank of NT Butterfield & Son, Ltd. (The)	57,430	1,519,598
	Bank of South Carolina Corp.	3,898	64,356
#	Bank OZK	80,917	2,005,123
	BankFinancial Corp.	32,110	236,009
	BankUnited, Inc.	78,753	1,988,513
	Bankwell Financial Group, Inc.	3,662	60,423
	Banner Corp.	36,584	1,348,852
#	Bar Harbor Bankshares	14,642	298,990
*	Baycom Corp.	5,500	61,050
	BCB Bancorp, Inc.	10,545	95,854
*	Berkshire Hathaway, Inc., Class B	110,049	22,218,893
	Berkshire Hills Bancorp, Inc.	41,138	536,028
	BGC Partners, Inc., Class A	127,988	377,565
	BlackRock, Inc.	6,183	3,704,915
*	Blucora, Inc.	51,074	508,186
#	BOK Financial Corp.	50,377	2,959,145
	Boston Private Financial Holdings, Inc.	65,834	406,854
	Bridge Bancorp, Inc.	13,960	272,778
*	Bridgewater Bancshares, Inc.	1,700	18,887
*	Brighthouse Financial, Inc.	74,505	2,466,115
	BrightSphere Investment Group P.L.C.	24,798	342,212
	Brookline Bancorp, Inc.	106,570	1,020,941
	Brown & Brown, Inc.	39,544	1,720,559
	Bryn Mawr Bank Corp.	25,831	693,821
#	Byline Bancorp, Inc.	5,600	73,584
	C&F Financial Corp.	4,203	130,923
	Cadence Bancorp	100,887	1,131,952
»	Calamos Asset Management, Inc., Class A	22,334	0
	California First National Bancorp	6,388	101,250
#	Cambridge Bancorp	3,750	232,838
	Camden National Corp.	21,215	678,244
*	Cannae Holdings, Inc.	91,910	3,398,832
	Capital City Bank Group, Inc.	23,672	504,450
	Capital One Financial Corp.	51,004	3,727,372
	Capitol Federal Financial, Inc.	224,121	2,572,909
	Capstar Financial Holdings, Inc.	2,201	22,868
	Cathay General Bancorp	71,857	1,690,795
	Cboe Global Markets, Inc.	15,486	1,258,857
	CBTX, Inc.	10,878	205,594
	CCUR Holdings, Inc.	7,430	22,290
	Central Pacific Financial Corp.	40,073	551,805
	Central Valley Community Bancorp	4,680	60,372
	Century Bancorp, Inc., Class A	6,365	455,543
	Charles Schwab Corp. (The)	141,226	5,805,801
	Chemung Financial Corp.	3,608	122,961
	Chubb, Ltd.	25,440	3,304,910
#	Cincinnati Financial Corp.	65,992	4,668,274
#	CIT Group, Inc.	36,396	1,071,862
	Citigroup, Inc.	117,753	4,877,329
	Citizens & Northern Corp.	5,780	97,913

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Citizens Community Bancorp, Inc.	4,408	$33,501
	Citizens Financial Group, Inc.	97,760	2,663,960
	Citizens Holding Co.	2,806	60,890
#*	Citizens, Inc.	46,149	266,280
	City Holding Co.	23,364	1,411,887
	Civista Bancshares, Inc.	12,586	179,476
	CME Group, Inc.	14,913	2,247,687
	CNA Financial Corp.	18,368	547,183
	CNB Financial Corp.	13,535	245,525
	CNO Financial Group, Inc.	235,316	4,176,859
*	Coastal Financial Corp.	800	11,888
	Codorus Valley Bancorp, Inc.	8,409	113,185
	Cohen & Steers, Inc.	29,832	1,679,840
	Colony Bankcorp, Inc.	5,499	68,902
	Columbia Banking System, Inc.	63,564	1,805,853
*	Columbia Financial, Inc.	44,039	536,835
	Comerica, Inc.	55,683	2,534,133
#	Commerce Bancshares, Inc.	61,542	3,830,989
	Commercial National Financial Corp.	535	8,555
	Community Bank System, Inc.	62,487	3,623,621
	Community Bankers Trust Corp.	24,209	132,181
#	Community Financial Corp. (The)	6,456	141,064
*	Community First Bancshares, Inc.	3,000	21,810
	Community Trust Bancorp, Inc.	24,488	779,208
	Community West Bancshares	2,872	23,148
	ConnectOne Bancorp, Inc.	44,300	683,549
#*	Consumer Portfolio Services, Inc.	66,359	248,846
#	County Bancorp, Inc.	7,540	139,490
	Cowen, Inc., Class A	18,912	405,852
#	Crawford & Co., Class A	52,563	336,403
	Crawford & Co., Class B	38,220	242,315
#*	Credit Acceptance Corp.	9,554	2,848,238
#	Cullen/Frost Bankers, Inc.	37,986	2,669,276
*	Customers Bancorp, Inc.	25,241	348,831
	CVB Financial Corp.	129,191	2,260,842
	Diamond Hill Investment Group, Inc.	4,348	595,415
	Dime Community Bancshares, Inc.	40,370	510,680
	Discover Financial Services	62,205	4,043,947
	Donegal Group, Inc., Class A	46,639	676,732
	Donegal Group, Inc., Class B	3,821	45,202
*	Donnelley Financial Solutions, Inc.	33,283	420,364
	Eagle Bancorp Montana, Inc.	7,714	148,572
	Eagle Bancorp, Inc.	25,813	772,325
	East West Bancorp, Inc.	76,183	2,779,156
	Eaton Vance Corp.	48,126	2,877,454
#*	eHealth, Inc.	13,573	910,884
	Elmira Savings Bank	1,680	17,640
#	Emclaire Financial Corp.	500	11,780
	Employers Holdings, Inc.	37,573	1,202,712
#*	Encore Capital Group, Inc.	28,367	905,758
*	Enova International, Inc.	38,042	583,945
*	Enstar Group, Ltd.	15,614	2,683,578
	Enterprise Bancorp, Inc.	6,505	147,078
	Enterprise Financial Services Corp.	30,275	881,305
	Equitable Holdings, Inc.	229,064	4,922,585
*	Equity Bancshares, Inc., Class A	10,114	185,895
#	Erie Indemnity Co., Class A	5,762	1,341,797
#*	Esquire Financial Holdings, Inc.	826	12,877
	ESSA Bancorp, Inc.	11,606	147,512

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Essent Group, Ltd.	36,623	$1,459,427
	Evans Bancorp, Inc.	4,676	106,660
	Evercore, Inc., Class A	18,978	1,509,510
	Everest Re Group, Ltd.	19,038	3,752,009
#*	EZCORP, Inc., Class A	41,727	186,102
	FactSet Research Systems, Inc.	4,329	1,326,838
#	Farmers & Merchants Bancorp, Inc.	2,553	51,213
	Farmers National Banc Corp.	15,024	175,030
	Fauquier Bankshares, Inc.	840	13,045
	FB Financial Corp.	48,861	1,441,399
	FBL Financial Group, Inc., Class A	28,691	1,425,656
	Federal Agricultural Mortgage Corp., Class A	987	57,093
	Federal Agricultural Mortgage Corp., Class C	13,576	876,874
	Federated Hermes, Inc., Class B	61,326	1,465,691
	FedNat Holding Co.	13,491	69,209
#	Fidelity D&D Bancorp, Inc.	50	2,383
	Fidelity National Financial, Inc.	169,050	5,289,574
	Fifth Third Bancorp	263,905	6,127,874
	Financial Institutions, Inc.	17,980	318,785
	First American Financial Corp.	115,402	5,145,775
	First Bancorp	38,186	919,901
	First Bancorp	239,663	1,555,413
	First Bancorp, Inc. (The)	11,947	276,334
	First Bancshares, Inc.	700	9,419
	First Bancshares, Inc. (The)	4,666	111,237
	First Bank	10,678	79,978
	First Busey Corp.	58,877	1,059,197
	First Business Financial Services, Inc.	11,680	200,312
#	First Capital, Inc.	2,700	162,837
	First Choice Bancorp	1,433	20,177
	First Citizens BancShares, Inc., Class A	9,963	4,609,880
	First Commonwealth Financial Corp.	113,745	980,482
	First Community Bancshares, Inc.	24,130	457,987
	First Community Corp.	10,126	143,890
	First Financial Bancorp	92,529	1,323,165
#	First Financial Bankshares, Inc.	69,371	2,067,950
	First Financial Corp.	13,801	479,171
	First Financial Northwest, Inc.	19,410	192,353
	First Foundation, Inc.	38,320	569,818
	First Guaranty Bancshares, Inc.	387	5,631
	First Hawaiian, Inc.	10,800	186,408
	First Horizon National Corp.	502,227	5,228,183
	First Internet Bancorp	10,530	226,606
	First Interstate BancSystem, Inc., Class A	37,977	1,340,588
	First Merchants Corp.	66,569	1,738,117
	First Mid Bancshares, Inc.	3,878	107,653
	First Midwest Bancorp, Inc.	105,591	1,325,167
	First Northwest Bancorp	8,648	101,614
	First of Long Island Corp. (The)	21,178	326,777
	First Republic Bank	18,082	2,280,863
	First Savings Financial Group, Inc.	2,168	117,180
	First United Corp.	7,908	94,263
	First US Bancshares, Inc.	1,708	11,956
*	First Western Financial, Inc.	622	8,832
	FirstCash, Inc.	42,350	2,203,894
	Flagstar Bancorp, Inc.	55,068	1,616,246
	Flushing Financial Corp.	50,437	645,089
	FNB Corp.	264,973	2,003,196
#	Franklin Resources, Inc.	104,456	1,958,550

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	3,189	$147,683
	Fulton Financial Corp.	159,371	1,751,487
#*	FVCBankcorp, Inc.	4,482	55,308
*	GAINSCO, Inc.	561	57,839
	GAMCO Investors, Inc., Class A	4,141	50,934
*	Genworth Financial, Inc., Class A	1,063	4,178
	German American Bancorp, Inc.	32,244	972,801
	Glacier Bancorp, Inc.	72,780	2,605,524
	Global Indemnity Group LLC, Class A	16,069	393,851
	Global Indemnity, Ltd.	0	0
	Globe Life, Inc.	46,681	3,785,362
	Goldman Sachs Group, Inc. (The)	20,499	3,875,131
#	Goosehead Insurance, Inc., Class A	3,567	437,100
*	Great Elm Capital Group, Inc.	14,407	27,950
	Great Southern Bancorp, Inc.	17,597	720,597
	Great Western Bancorp, Inc.	44,062	572,365
*	Green Dot Corp., Class A	36,636	1,953,432
#	Greenhill & Co., Inc.	6,333	81,886
#*	Greenlight Capital Re, Ltd., Class A	23,521	158,767
	Guaranty Bancshares, Inc.	2,678	77,394
	Guaranty Federal Bancshares, Inc.	2,787	39,352
*	Hallmark Financial Services, Inc.	14,530	39,376
	Hamilton Lane, Inc., Class A	6,231	434,301
	Hancock Whitney Corp.	76,180	1,742,237
	Hanmi Financial Corp.	29,410	264,396
	Hanover Insurance Group, Inc. (The)	24,764	2,368,924
*	HarborOne Bancrop, Inc.	14,730	138,462
	Harleysville Financial Corp.	2,920	62,780
	Hartford Financial Services Group, Inc. (The)	169,500	6,529,140
	Hawthorn Bancshares, Inc.	6,495	123,145
	HCI Group, Inc.	21,359	1,003,446
	Heartland Financial USA, Inc.	43,020	1,417,079
#	Hennessy Advisors, Inc.	7,210	58,185
	Heritage Commerce Corp.	47,956	347,681
	Heritage Financial Corp.	39,011	817,671
	Heritage Insurance Holdings, Inc.	14,491	136,795
	Hilltop Holdings, Inc.	181,844	4,147,862
	Hingham Institution For Savings (The)	1,835	370,615
*	HMN Financial, Inc.	2,450	35,770
	Home Bancorp, Inc.	7,804	196,973
	Home BancShares, Inc.	137,523	2,282,882
	HomeStreet, Inc.	29,878	928,309
	HomeTrust Bancshares, Inc.	9,675	154,510
	Hope Bancorp, Inc.	114,797	926,412
	Horace Mann Educators Corp.	49,295	1,671,593
	Horizon Bancorp, Inc.	42,626	528,562
	Houlihan Lokey, Inc.	25,633	1,607,189
*	Howard Bancorp, Inc.	12,658	128,226
	Huntington Bancshares, Inc.	451,682	4,715,560
	IF Bancorp, Inc.	779	12,643
	Independence Holding Co.	10,638	402,329
	Independent Bank Corp.	37,290	2,136,344
	Independent Bank Corp.	34,666	518,950
	Independent Bank Group, Inc.	35,445	1,828,253
	Interactive Brokers Group, Inc., Class A	66,547	3,165,641
	Intercontinental Exchange, Inc.	33,150	3,129,360
	International Bancshares Corp.	75,448	2,088,401
	Invesco, Ltd.	171,277	2,245,441
	Investar Holding Corp.	8,770	122,254

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Investors Bancorp, Inc.	224,117	$1,896,030
	Investors Title Co.	2,106	281,193
	James River Group Holdings, Ltd.	41,095	1,920,369
	Janus Henderson Group P.L.C.	96,620	2,347,866
	Jefferies Financial Group, Inc.	147,940	2,886,309
	JPMorgan Chase & Co.	285,881	28,027,773
	Kearny Financial Corp.	152,656	1,282,310
	Kemper Corp.	69,177	4,265,454
	Kentucky First Federal Bancorp	2,320	13,990
	KeyCorp	240,599	3,122,975
	Kingstone Cos., Inc.	8,547	49,744
	Kinsale Capital Group, Inc.	4,029	755,317
	KKR & Co., Inc., Class A	56,329	1,923,635
	Lake Shore Bancorp, Inc.	802	9,656
	Lakeland Bancorp, Inc.	67,530	751,609
	Lakeland Financial Corp.	37,698	1,927,499
	Landmark Bancorp, Inc.	4,163	97,622
	Lazard, Ltd., Class A	49,944	1,681,614
	LCNB Corp.	12,830	176,541
*	LendingClub Corp.	57,279	267,493
#*	LendingTree, Inc.	3,231	1,045,519
*	Limestone Bancorp, Inc.	1,669	17,691
	Lincoln National Corp.	101,051	3,546,890
#	Live Oak Bancshares, Inc.	36,024	1,342,975
	Loews Corp.	71,772	2,489,053
	LPL Financial Holdings, Inc.	27,244	2,177,613
	Luther Burbank Corp.	900	8,487
	M&T Bank Corp.	54,111	5,604,817
	Macatawa Bank Corp.	37,731	271,286
	Mackinac Financial Corp.	7,896	78,407
*	Magyar Bancorp, Inc.	1,971	17,010
#*	Maiden Holdings, Ltd.	78,057	95,230
*	Malvern Bancorp, Inc.	7,376	91,979
*	Markel Corp.	5,050	4,710,640
	MarketAxess Holdings, Inc.	531	286,129
	Marlin Business Services Corp.	11,563	84,410
	Marsh & McLennan Cos., Inc.	13,535	1,400,331
*	MBIA, Inc.	246,439	1,407,167
	Mercantile Bank Corp.	16,278	355,837
	Merchants Bancorp	4,398	94,909
	Mercury General Corp.	47,363	1,928,148
	Meridian Bancorp, Inc.	73,738	918,038
	Meta Financial Group, Inc.	39,542	1,160,162
	MetLife, Inc.	135,808	5,140,333
*	Metropolitan Bank Holding Corp.	700	20,965
	MGIC Investment Corp.	70,927	713,526
	Mid Penn Bancorp, Inc.	1,913	37,399
	Middlefield Banc Corp.	8,086	154,281
	Midland States Bancorp, Inc.	6,782	101,052
	MidWestOne Financial Group, Inc.	9,912	199,727
#*	MMA Capital Holdings, Inc.	6,820	171,046
#	Moelis & Co., Class A	23,267	865,532
	Morgan Stanley	177,657	8,554,185
	Morningstar, Inc.	5,538	1,054,324
*	Mr Cooper Group, Inc.	80,950	1,706,426
	MSCI, Inc.	5,409	1,892,285
	MVB Financial Corp.	8,380	133,661
	Nasdaq, Inc.	22,918	2,772,849
	National Bank Holdings Corp., Class A	42,104	1,269,436

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	National Bankshares, Inc.	7,663	$208,280
	National General Holdings Corp.	117,932	4,006,150
	National Western Life Group, Inc., Class A	3,710	629,327
	Navient Corp.	159,696	1,279,165
	NBT Bancorp, Inc.	53,480	1,464,282
	Nelnet, Inc., Class A	33,843	2,065,777
	New York Community Bancorp, Inc.	230,792	1,917,882
»	NewStar Financial, Inc.	48,901	4,968
*	NI Holdings, Inc.	12,427	207,655
*	Nicholas Financial, Inc.	8,010	64,561
*	Nicolet Bankshares, Inc.	2,244	138,455
*	NMI Holdings, Inc., Class A	81,891	1,759,838
*	Northeast Bank	2,442	46,862
	Northeast Community Bancorp, Inc.	3,602	38,722
	Northern Trust Corp.	85,297	6,676,196
	Northfield Bancorp, Inc.	74,386	755,762
	Northrim BanCorp, Inc.	8,737	249,529
	Northwest Bancshares, Inc.	121,621	1,297,696
	Norwood Financial Corp.	2,461	56,308
#	Oak Valley Bancorp	4,505	62,484
	OceanFirst Financial Corp.	65,092	974,427
#	Oconee Federal Financial Corp.	1,780	40,068
	OFG Bancorp	52,658	757,749
#	Ohio Valley Banc Corp.	2,002	42,863
	Old National Bancorp	171,130	2,392,397
	Old Point Financial Corp.	4,109	64,717
	Old Republic International Corp.	241,850	3,937,318
	Old Second Bancorp, Inc.	14,324	122,470
	OneMain Holdings, Inc.	60,417	2,107,949
	Oppenheimer Holdings, Inc., Class A	9,819	246,064
	Origin Bancorp, Inc.	8,427	188,512
	Orrstown Financial Services, Inc.	9,962	139,269
*	Pacific Mercantile Bancorp	17,747	65,841
	Pacific Premier Bancorp, Inc.	79,983	2,039,566
	PacWest Bancorp	92,427	1,778,295
#*	Palomar Holdings, Inc.	1,239	110,482
#	Park National Corp.	15,112	1,385,015
	Parke Bancorp, Inc.	11,518	138,562
	Pathfinder Bancorp, Inc.	1,218	12,363
#	Patriot National Bancorp, Inc.	120	781
#	PCB Bancorp	2,869	26,969
	PCSB Financial Corp.	7,544	101,618
	Peapack-Gladstone Financial Corp.	20,208	341,111
	Penns Woods Bancorp, Inc.	8,925	184,391
	Pennymac Financial Services, Inc.	75,507	3,837,266
	Peoples Bancorp of North Carolina, Inc.	3,626	62,694
	Peoples Bancorp, Inc.	20,388	460,769
	Peoples Financial Services Corp.	557	19,968
	People’s United Financial, Inc.	274,473	2,928,627
	Pinnacle Financial Partners, Inc.	64,404	2,949,059
	Piper Sandler Cos	19,030	1,588,053
	PJT Partners, Inc., Class A	5,350	361,981
#	Plumas Bancorp	5,164	103,900
	PNC Financial Services Group, Inc. (The)	32,276	3,611,039
	Popular, Inc.	110,207	4,650,735
#*	PRA Group, Inc.	36,491	1,245,438
	Preferred Bank	15,020	508,127
	Premier Financial Bancorp, Inc.	18,060	225,750
	Premier Financial Corp.	29,357	528,132

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Primerica, Inc.	34,008	$3,749,042
	Principal Financial Group, Inc.	80,054	3,139,718
	ProAssurance Corp.	52,387	808,331
	Progressive Corp. (The)	31,737	2,916,630
	Prosperity Bancshares, Inc.	84,344	4,648,198
	Protective Insurance Corp., Class A	1,285	18,761
	Protective Insurance Corp., Class B	10,197	134,091
	Provident Bancorp, Inc.	15,467	133,326
	Provident Financial Holdings, Inc.	7,891	99,900
	Provident Financial Services, Inc.	79,224	1,075,070
	Prudential Bancorp, Inc.	10,382	120,327
	Prudential Financial, Inc.	99,976	6,400,464
	Pzena Investment Management, Inc., Class A	5,580	28,960
	QCR Holdings, Inc.	15,108	468,801
	Radian Group, Inc.	118,291	2,123,323
*	Randolph Bancorp, Inc.	4,141	61,287
	Raymond James Financial, Inc.	57,639	4,405,925
	RBB Bancorp	2,547	32,525
*	Regional Management Corp.	18,576	377,464
	Regions Financial Corp.	256,883	3,416,544
	Reinsurance Group of America, Inc.	30,108	3,041,510
	RenaissanceRe Holdings, Ltd.	33,797	5,465,651
	Renasant Corp.	59,151	1,686,395
	Republic Bancorp, Inc., Class A	22,425	747,425
*	Republic First Bancorp, Inc.	30,941	68,998
	Riverview Bancorp, Inc.	17,817	83,562
	RLI Corp.	32,899	2,852,343
	S&T Bancorp, Inc.	51,130	1,011,863
	Safeguard Scientifics, Inc.	16,646	96,880
	Safety Insurance Group, Inc.	22,419	1,569,330
	Salisbury Bancorp, Inc.	1,317	44,567
	Sandy Spring Bancorp, Inc.	46,019	1,166,582
	Santander Consumer USA Holdings, Inc.	181,899	3,699,826
	SB Financial Group, Inc.	4,442	68,140
*	Seacoast Banking Corp. of Florida	41,918	900,399
*	Security National Financial Corp., Class A	8,099	53,372
	SEI Investments Co.	55,511	2,728,366
*	Select Bancorp, Inc.	17,436	129,898
	Selective Insurance Group, Inc.	61,846	3,219,703
#	ServisFirst Bancshares, Inc.	45,276	1,670,684
	Severn Bancorp, Inc.	9,402	58,292
	Shore Bancshares, Inc.	10,033	108,557
	Sierra Bancorp	19,652	389,896
	Signature Bank	38,249	3,088,224
	Silvercrest Asset Management Group, Inc., Class A	7,061	79,719
	Simmons First National Corp., Class A	99,842	1,696,316
	SLM Corp.	282,090	2,592,407
	SmartFinancial, Inc.	2,623	39,188
	Sound Financial Bancorp, Inc.	1,602	45,497
	South State Corp.	69,183	4,247,836
*	Southern First Bancshares, Inc.	8,205	220,222
	Southern Missouri Bancorp, Inc.	3,699	94,251
	Southern National Bancorp of Virginia, Inc.	13,019	125,764
	Southside Bancshares, Inc.	38,878	1,048,151
	Spirit of Texas Bancshares, Inc.	1,223	15,544
	Standard AVB Financial Corp.	1,929	63,310
	State Auto Financial Corp.	54,592	673,665
	State Street Corp.	97,744	5,757,122
	Sterling Bancorp	159,439	2,133,294

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sterling Bancorp, Inc.	2,300	$8,119
	Stewart Information Services Corp.	31,909	1,352,623
	Stifel Financial Corp.	71,003	4,150,835
	Stock Yards Bancorp, Inc.	32,058	1,225,257
*	StoneX Group, Inc.	30,647	1,623,678
	Summit Financial Group, Inc.	4,130	74,381
	Summit State Bank	4,239	50,953
*	SVB Financial Group	28,630	8,322,741
	Synchrony Financial	207,888	5,201,358
	Synovus Financial Corp.	128,004	3,328,104
	T Rowe Price Group, Inc.	26,566	3,364,850
	TCF Financial Corp.	47,787	1,300,284
	Territorial Bancorp, Inc.	16,191	343,411
*	Texas Capital Bancshares, Inc.	41,358	1,861,110
	TFS Financial Corp.	44,220	694,696
*	Third Point Reinsurance, Ltd.	76,024	591,467
	Timberland Bancorp, Inc.	9,354	178,194
	Tiptree, Inc.	72,177	351,502
	Tompkins Financial Corp.	19,937	1,116,273
	Towne Bank	78,311	1,423,694
	Tradeweb Markets, Inc., Class A	3,329	181,364
	Travelers Cos., Inc. (The)	72,615	8,765,357
	TriCo Bancshares	34,301	992,328
*	TriState Capital Holdings, Inc.	30,794	387,696
*	Triumph Bancorp, Inc.	21,957	925,048
	Truist Financial Corp.	85,027	3,581,337
	TrustCo Bank Corp. NY	132,287	726,917
	Trustmark Corp.	78,592	1,838,267
	U.S. Bancorp	110,257	4,294,510
	UMB Financial Corp.	39,371	2,396,513
	Umpqua Holdings Corp.	180,544	2,267,633
	Union Bankshares, Inc.	2,000	41,560
	United Bancorp, Inc.	1,000	12,060
	United Bancshares, Inc.	2,040	41,412
#	United Bankshares, Inc.	141,949	3,723,322
	United Community Banks, Inc.	59,636	1,248,778
	United Fire Group, Inc.	28,336	582,021
	United Insurance Holdings Corp.	41,540	182,361
	United Security Bancshares	16,748	104,173
	Unity Bancorp, Inc.	11,294	158,342
	Universal Insurance Holdings, Inc.	63,036	786,059
	Univest Financial Corp.	28,346	449,568
#	Unum Group	128,011	2,260,674
	Valley National Bancorp	290,252	2,217,525
	Value Line, Inc.	3,433	93,721
	Veritex Holdings, Inc.	40,314	795,395
#	Victory Capital Holdings, Inc., Class A	1,624	29,784
	Virtu Financial, Inc., Class A	16,586	354,609
	Virtus Investment Partners, Inc.	7,580	1,209,389
	Voya Financial, Inc.	87,328	4,185,631
#	Waddell & Reed Financial, Inc., Class A	60,643	930,870
	Walker & Dunlop, Inc.	50,387	3,168,335
	Washington Federal, Inc.	82,605	1,758,660
	Washington Trust Bancorp, Inc.	20,809	702,720
	Waterstone Financial, Inc.	30,494	514,739
	Webster Financial Corp.	73,942	2,381,672
	Wells Fargo & Co.	220,608	4,732,042
	WesBanco, Inc.	64,708	1,571,757
	West BanCorp, Inc.	20,480	339,763

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Westamerica BanCorp	33,519	$1,755,390
	Western Alliance Bancorp	99,645	4,105,374
	Western New England Bancorp, Inc.	41,357	238,216
	Westwood Holdings Group, Inc.	6,970	67,330
	White Mountains Insurance Group, Ltd.	2,746	2,494,274
	Willis Towers Watson P.L.C.	18,902	3,449,237
	Wintrust Financial Corp.	47,223	2,324,788
	WisdomTree Investments, Inc.	120,162	437,390
#*	World Acceptance Corp.	9,717	816,131
	WR Berkley Corp.	48,871	2,938,125
	WSFS Financial Corp.	45,329	1,436,476
	WVS Financial Corp.	1,627	22,436
	Zions Bancorp NA	108,744	3,509,169

TOTAL FINANCIALS			753,649,578

HEALTH CARE — (10.3%)
	Abbott Laboratories	72,919	7,664,516
	AbbVie, Inc.	33,305	2,834,255
*	ABIOMED, Inc.	2,919	735,238
*	Acadia Healthcare Co., Inc.	83,731	2,985,010
*	ACADIA Pharmaceuticals, Inc.	6,213	288,594
*	Acceleron Pharma, Inc.	2,670	279,229
*	Accuray, Inc.	40,100	116,691
»	Achillion Pharmaceuticals, Inc.	196,899	33,965
*	Addus HomeCare Corp.	16,667	1,626,199
*	Adverum Biotechnologies, Inc.	50,464	550,562
#*	Aeglea BioTherapeutics, Inc.	19,297	148,201
	Agilent Technologies, Inc.	19,910	2,032,612
*	Agios Pharmaceuticals, Inc.	4,759	190,693
*	Akebia Therapeutics, Inc.	30,211	67,068
*	Albireo Pharma, Inc.	2,416	76,249
#*	Alector, Inc.	1,716	16,148
*	Alexion Pharmaceuticals, Inc.	43,795	5,042,556
*	Align Technology, Inc.	2,744	1,169,164
*	Alkermes P.L.C.	18,243	296,449
*	Allscripts Healthcare Solutions, Inc.	141,821	1,429,556
*	Alnylam Pharmaceuticals, Inc.	6,899	848,370
*	Alpine Immune Sciences, Inc.	5,080	38,100
*	AMAG Pharmaceuticals, Inc.	20,497	281,219
*	Amedisys, Inc.	9,149	2,369,591
	AmerisourceBergen Corp.	8,850	850,219
*	AMN Healthcare Services, Inc.	63,842	4,167,606
*	Amphastar Pharmaceuticals, Inc.	57,623	1,128,835
*	AnaptysBio, Inc.	12,492	368,014
*	AngioDynamics, Inc.	45,156	466,913
#*	ANI Pharmaceuticals, Inc.	12,861	327,827
*	Anika Therapeutics, Inc.	17,687	576,950
	Anthem, Inc.	20,814	5,678,059
#*	Applied Genetic Technologies Corp.	14,385	74,227
	Apyx Medical Corp.	12,837	77,279
#*	Aravive, Inc.	1,801	8,339
*	Arcus Biosciences, Inc.	6,033	131,519
#*	Ardelyx, Inc.	64,224	328,185
*	Arena Pharmaceuticals, Inc.	37,140	3,183,641
#*	Arrowhead Pharmaceuticals, Inc.	8,130	465,849
*	Assembly Biosciences, Inc.	9,760	143,862
*	Assertio Holdings, Inc.	48,665	30,172
#*	Atara Biotherapeutics, Inc.	25,169	324,932
*	AtriCure, Inc.	2,311	79,868

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Atrion Corp.	1,718	$1,032,776
*	Avanos Medical, Inc.	51,876	1,833,817
#*	AxoGen, Inc.	13,222	166,729
	Baxter International, Inc.	18,080	1,402,466
	Becton Dickinson and Co.	9,587	2,215,843
*	Biogen, Inc.	13,875	3,497,471
*	BioMarin Pharmaceutical, Inc.	6,298	468,760
*	Bio-Rad Laboratories, Inc., Class A	4,295	2,518,674
*	BioSpecifics Technologies Corp.	5,511	485,519
	Bio-Techne Corp.	2,070	522,489
*	BioTelemetry, Inc.	18,297	779,086
#*	Bluebird Bio, Inc.	13,866	717,011
*	Boston Scientific Corp.	41,667	1,427,928
	Bristol-Myers Squibb Co.	60,421	3,531,607
*	Brookdale Senior Living, Inc.	164,935	484,909
	Bruker Corp.	22,783	969,189
*	Calithera Biosciences, Inc.	22,505	79,668
#	Cantel Medical Corp.	13,413	641,678
	Cardinal Health, Inc.	16,564	758,466
*	Cardiovascular Systems, Inc.	2,033	72,476
*	CareDx, Inc.	880	43,164
*	Catalent, Inc.	20,550	1,803,673
*	Catalyst Biosciences, Inc.	23,347	127,942
*	Catalyst Pharmaceuticals, Inc.	18,700	55,539
*	Cellular Biomedicine Group, Inc.	2,512	45,241
*	Centene Corp.	76,026	4,493,137
	Cerner Corp.	22,075	1,547,237
*	Change Healthcare, Inc.	27,608	390,653
*	Charles River Laboratories International, Inc.	12,924	2,942,795
	Chemed Corp.	4,093	1,957,764
*	ChemoCentryx, Inc.	9,439	453,072
*	Chimerix, Inc.	87,471	233,548
*	Chinook Therapeutics, Inc.	740	9,139
	Cigna Corp.	32,953	5,502,162
*	Collegium Pharmaceutical, Inc.	4,317	76,972
#*	Community Health Systems, Inc.	38,093	237,700
	Computer Programs and Systems, Inc.	9,900	276,111
*	Concert Pharmaceuticals, Inc.	23,891	246,555
	CONMED Corp.	27,151	2,116,963
#»	Contra Aduro Biotech I	740	7
»	Contra Pfenex, Inc.	17,006	12,754
	Cooper Cos., Inc. (The)	4,843	1,545,159
#*	Corcept Therapeutics, Inc.	62,372	1,046,602
*	CorVel Corp.	13,794	1,258,289
#*	Corvus Pharmaceuticals, Inc.	1,733	6,863
*	Covetrus, Inc.	12,787	315,711
#*	CRISPR Therapeutics AG	9,254	849,702
*	Cross Country Healthcare, Inc.	41,054	322,274
*	CryoLife, Inc.	47,631	798,296
*	Cumberland Pharmaceuticals, Inc.	29,988	88,465
*	Cutera, Inc.	8,986	170,105
	CVS Health Corp.	118,113	6,624,958
	Danaher Corp.	32,906	7,553,243
*	DaVita, Inc.	37,694	3,251,107
*	Denali Therapeutics, Inc.	31,041	1,327,934
	DENTSPLY SIRONA, Inc.	65,618	3,096,513
*	Digirad Corp.	1,670	4,208
*	Eagle Pharmaceuticals, Inc.	3,965	184,452
*	Elanco Animal Health, Inc.	147,644	4,578,440

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
»	Elanco Animal Health, Inc.	25,535	$0
#*	Electromed, Inc.	3,600	29,916
*	Emergent BioSolutions, Inc.	48,185	4,335,204
*	Enanta Pharmaceuticals, Inc.	16,443	717,408
	Encompass Health Corp.	25,581	1,568,371
#*	Endo International P.L.C.	75,915	346,932
	Ensign Group, Inc. (The)	65,485	3,853,137
	Envista Holdings Corp.	33,388	882,111
#*	Enzo Biochem, Inc.	40,669	74,018
#*	Epizyme, Inc.	27,385	338,479
*	Evolent Health, Inc., Class A	93,673	931,110
#*	Exact Sciences Corp.	10,217	1,265,171
*	Exelixis, Inc.	72,548	1,485,783
#*	FibroGen, Inc.	6,566	252,003
*	Five Prime Therapeutics, Inc.	31,811	145,058
*	Five Star Senior Living, Inc.	312	1,426
*	FONAR Corp.	8,796	172,753
#*	Fulgent Genetics, Inc.	5,510	179,240
#*	G1 Therapeutics, Inc.	18,872	207,403
	Gilead Sciences, Inc.	64,412	3,745,558
#*	Global Blood Therapeutics, Inc.	12,976	686,171
*	Globus Medical, Inc., Class A	32,209	1,678,733
*	GlycoMimetics, Inc.	9,009	25,225
*	Guardant Health, Inc.	4,495	479,437
*	Haemonetics Corp.	10,940	1,105,925
*	Hanger, Inc.	20,004	349,470
#*	Harvard Bioscience, Inc.	43,252	146,192
*	HealthStream, Inc.	41,497	759,395
*	Henry Schein, Inc.	33,422	2,124,971
#*	Heron Therapeutics, Inc.	5,585	91,091
#*	Heska Corp.	3,188	374,048
	Hill-Rom Holdings, Inc.	18,497	1,684,522
*	HMS Holdings Corp.	73,446	1,955,132
*	Hologic, Inc.	39,169	2,695,611
*	Horizon Therapeutics P.L.C.	108,891	8,159,203
	Humana, Inc.	15,046	6,007,567
*	ICU Medical, Inc.	7,606	1,352,271
*	IDEXX Laboratories, Inc.	1,915	813,530
*	Incyte Corp.	7,515	651,100
#*	Infinity Pharmaceuticals, Inc.	6,109	6,414
*	InfuSystem Holdings, Inc.	10,768	132,662
*	Innoviva, Inc.	52,275	565,093
*	Inogen, Inc.	9,495	277,349
*	Inovalon Holdings, Inc., Class A	10,048	190,812
*	Insulet Corp.	1,218	270,700
*	Integer Holdings Corp.	33,236	1,942,644
*	Integra LifeSciences Holdings Corp.	17,847	787,053
#*	Intellia Therapeutics, Inc.	36,638	877,114
#*	Intersect ENT, Inc.	6,200	96,100
*	Intra-Cellular Therapies, Inc.	44,907	1,107,856
#*	IntriCon Corp.	13,177	164,712
*	Intuitive Surgical, Inc.	1,766	1,178,063
#	Invacare Corp.	34,928	283,266
*	Ionis Pharmaceuticals, Inc.	8,575	402,596
*	IQVIA Holdings, Inc.	12,657	1,949,051
#*	iRadimed Corp.	3,451	78,165
*	IRIDEX Corp.	1,305	2,323
*	Ironwood Pharmaceuticals, Inc.	29,149	287,992
*	Jazz Pharmaceuticals P.L.C.	38,917	5,607,940

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Johnson & Johnson	103,374	$14,173,609
*	Jounce Therapeutics, Inc.	4,100	34,112
#*	Karyopharm Therapeutics, Inc.	30,841	457,064
	Kewaunee Scientific Corp.	2,037	16,805
*	Kindred Biosciences, Inc.	52,740	184,063
*	Krystal Biotech, Inc.	1,700	73,083
*	Kura Oncology, Inc.	13,259	414,344
*	Laboratory Corp. of America Holdings	20,332	4,061,724
#*	Lannett Co., Inc.	21,420	137,731
#*	Lantheus Holdings, Inc.	9,348	101,519
#	LeMaitre Vascular, Inc.	22,283	723,752
*	LENSAR, Inc.	38,325	374,052
*	LHC Group, Inc.	22,741	4,924,564
#*	Ligand Pharmaceuticals, Inc.	14,511	1,196,432
*	LivaNova P.L.C.	43,320	2,180,729
	Luminex Corp.	46,254	1,019,438
*	MacroGenics, Inc.	44,533	864,386
#*	Madrigal Pharmaceuticals, Inc.	6,297	801,293
*	Magellan Health, Inc.	25,096	1,813,688
*	Masimo Corp.	5,582	1,249,363
	McKesson Corp.	13,906	2,050,996
*»	MedCath Corp.	19,024	0
*	MEDNAX, Inc.	80,625	1,027,969
*	Medpace Holdings, Inc.	25,305	2,807,337
	Medtronic P.L.C.	57,439	5,776,640
*	MEI Pharma, Inc.	20,418	53,087
	Merck & Co., Inc.	55,928	4,206,345
*	Meridian Bioscience, Inc.	47,736	818,672
*	Merit Medical Systems, Inc.	59,242	2,965,062
#	Merrimack Pharmaceuticals, Inc.	9,794	37,805
#	Mesa Laboratories, Inc.	211	55,157
#*	Minerva Neurosciences, Inc.	40,303	129,373
#*	Misonix, Inc.	3,363	38,204
#*	Moderna, Inc.	4,121	278,044
*	Molecular Templates, Inc.	5,809	51,352
*	Molina Healthcare, Inc.	17,718	3,303,875
*	Mylan NV	272,619	3,963,880
*	MyoKardia, Inc.	1,240	277,177
*	Myriad Genetics, Inc.	70,387	874,910
	National HealthCare Corp.	17,845	1,129,588
	National Research Corp.	17,003	880,755
*	Natus Medical, Inc.	36,006	655,669
#*	Nektar Therapeutics	32,589	516,210
*	Neogen Corp.	9,944	693,495
*	NeoGenomics, Inc.	24,353	955,368
*	Neurocrine Biosciences, Inc.	2,879	284,071
*	NextGen Healthcare, Inc.	82,881	1,127,182
#*	Novavax, Inc.	1,579	127,441
*	Novocure, Ltd.	1,600	195,360
*	NuVasive, Inc.	40,018	1,778,000
#*	ObsEva SA	1,000	1,890
*	Omnicell, Inc.	26,313	2,277,390
#*	OPKO Health, Inc.	155,063	545,822
	Option Care Health, Inc.	0	0
*	OraSure Technologies, Inc.	59,193	884,343
*	Orthofix Medical, Inc.	17,677	552,583
*	Otonomy, Inc.	27,118	97,082
	Owens & Minor, Inc.	58,527	1,470,198
#*	Oxford Immunotec Global P.L.C.	3,100	34,844

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Pacira BioSciences, Inc.	12,562	$656,993
#	Patterson Cos., Inc.	73,369	1,825,054
*	PDL BioPharma, Inc.	505,091	1,085,946
*	Pennant Group, Inc.	36,367	1,515,049
#*	Penumbra, Inc.	1,533	400,159
	PerkinElmer, Inc.	22,097	2,862,666
	Perrigo Co. P.L.C.	90,663	3,977,386
#*	PetIQ, Inc.	6,746	192,666
	Pfizer, Inc.	341,124	12,103,079
	Phibro Animal Health Corp., Class A	19,371	318,459
*	PRA Health Sciences, Inc.	11,768	1,146,674
	Premier, Inc., Class A	37,841	1,238,536
#*	Prestige Consumer Healthcare, Inc.	48,395	1,598,487
	ProPhase Labs, Inc.	6	43
*	Protagonist Therapeutics, Inc.	2,113	40,041
*	Prothena Corp. P.L.C.	51,576	562,694
*	Providence Service Corp. (The)	22,977	2,700,946
	Quest Diagnostics, Inc.	12,820	1,565,835
*	Quidel Corp.	11,339	3,042,140
*	R1 RCM, Inc.	18,168	325,571
*	RadNet, Inc.	29,019	421,066
*	Regeneron Pharmaceuticals, Inc.	4,113	2,235,662
*	REGENXBIO, Inc.	27,887	802,030
*	Repligen Corp.	11,901	1,982,350
	ResMed, Inc.	9,930	1,905,964
#*	Retrophin, Inc.	54,400	1,101,056
#*	Revance Therapeutics, Inc.	7,085	183,360
*	Rhythm Pharmaceuticals, Inc.	3,356	71,047
#*	Rigel Pharmaceuticals, Inc.	31,528	78,189
#*	Rocket Pharmaceuticals, Inc.	6,100	170,434
#*	Sage Therapeutics, Inc.	606	44,468
#*	Sangamo Therapeutics, Inc.	86,704	896,519
#*	Sarepta Therapeutics, Inc.	1,206	163,907
*	Seagen, Inc.	6,155	1,026,654
*	SeaSpine Holdings Corp.	20,136	256,935
*	Select Medical Holdings Corp.	199,142	4,177,999
	Simulations Plus, Inc.	8,722	565,360
#*	Spectrum Pharmaceuticals, Inc.	27,198	93,289
#*	Spero Therapeutics, Inc.	1,198	15,706
#*	STAAR Surgical Co.	4,852	351,770
	STERIS P.L.C.	13,617	2,412,796
	Stryker Corp.	5,109	1,032,069
*	Supernus Pharmaceuticals, Inc.	45,830	841,439
*	Surgalign Holdings, Inc.	43,520	75,725
*	Surgery Partners, Inc.	17,036	371,726
*	Surmodics, Inc.	20,029	736,066
*	Syndax Pharmaceuticals, Inc.	30,831	536,768
*	Syneos Health, Inc.	68,802	3,652,010
#*	Synlogic, Inc.	10	19
#*	Syros Pharmaceuticals, Inc.	5,033	33,570
*	Tandem Diabetes Care, Inc.	1,410	153,690
*	Taro Pharmaceutical Industries, Ltd.	14,285	837,530
#*	Teladoc Health, Inc.	4,256	836,134
	Teleflex, Inc.	4,966	1,580,330
*	Tenet Healthcare Corp.	35,047	860,053
	Thermo Fisher Scientific, Inc.	17,743	8,394,568
#*	Triple-S Management Corp., Class B	32,118	594,825
#*	Ultragenyx Pharmaceutical, Inc.	1,216	122,208
*	United Therapeutics Corp.	36,283	4,870,267

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	UnitedHealth Group, Inc.	44,667	$13,629,688
	Universal Health Services, Inc., Class B	45,656	5,001,615
	US Physical Therapy, Inc.	13,395	1,062,625
	Utah Medical Products, Inc.	4,195	348,185
*	Vanda Pharmaceuticals, Inc.	18,829	201,282
#*	Varex Imaging Corp.	33,204	444,934
*	Varian Medical Systems, Inc.	7,690	1,328,832
#*	Vericel Corp.	3,500	64,855
*	Vocera Communications, Inc.	19,415	636,424
*	Waters Corp.	5,244	1,168,468
	West Pharmaceutical Services, Inc.	7,855	2,137,110
#*	Wright Medical Group NV	24,964	763,649
#*	XBiotech, Inc.	1,910	32,680
#*	Xencor, Inc.	40,776	1,564,983
	Zimmer Biomet Holdings, Inc.	27,167	3,588,761
#*	Zogenix, Inc.	7,430	158,408
#*	Zynerba Pharmaceuticals, Inc.	6,156	21,115

TOTAL HEALTH CARE			388,134,645

INDUSTRIALS — (17.8%)
	3M Co.	5,574	891,617
	AAON, Inc.	28,287	1,652,244
	AAR Corp.	35,157	684,155
	ABM Industries, Inc.	75,654	2,626,707
*	Acacia Research Corp.	23,539	74,148
	ACCO Brands Corp.	132,821	699,967
	Acme United Corp.	1,921	54,172
	Acuity Brands, Inc.	35,118	3,130,419
	ADT, Inc.	49,097	323,549
	Advanced Drainage Systems, Inc.	27,226	1,726,945
*	AECOM	149,086	6,685,016
*	Aegion Corp.	60,216	849,648
#*	Aerojet Rocketdyne Holdings, Inc.	33,883	1,098,487
*	Aerovironment, Inc.	25,063	1,913,811
	AGCO Corp.	67,893	5,229,798
	Air Lease Corp.	132,982	3,622,430
*	Air Transport Services Group, Inc.	99,193	2,781,372
	Alamo Group, Inc.	15,151	1,823,120
	Alaska Air Group, Inc.	56,002	2,121,916
	Albany International Corp., Class A	34,480	1,756,411
	Allegiant Travel Co.	12,311	1,659,030
	Allegion P.L.C.	10,433	1,027,650
	Allied Motion Technologies, Inc.	17,836	673,844
	Allison Transmission Holdings, Inc.	40,489	1,463,677
#*	Alpha Pro Tech, Ltd.	2,600	36,894
	Altra Industrial Motion Corp.	28,181	1,205,020
	AMERCO	16,957	5,886,792
*	Ameresco, Inc., Class A	28,826	1,106,630
#	American Airlines Group, Inc.	46,463	524,103
*	American Woodmark Corp.	16,597	1,371,078
	AMETEK, Inc.	30,189	2,964,560
*	AMREP Corp.	6,528	42,497
	AO Smith Corp.	52,956	2,737,296
	Apogee Enterprises, Inc.	30,486	728,311
	Applied Industrial Technologies, Inc.	39,807	2,430,217
	ARC Document Solutions, Inc.	72,114	84,373
	ArcBest Corp.	27,686	844,977
	Arcosa, Inc.	64,234	2,965,684
	Argan, Inc.	21,874	900,990

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Armstrong Flooring, Inc.	19,022	$56,305
	Armstrong World Industries, Inc.	18,191	1,089,641
*	ASGN, Inc.	60,816	4,055,211
	Astec Industries, Inc.	28,537	1,449,680
*	Astronics Corp.	20,030	128,192
#*	Astronics Corp., Class B	15,052	96,333
*	Atkore International Group, Inc.	44,848	927,905
*	Atlas Air Worldwide Holdings, Inc.	31,176	1,844,372
*	Avis Budget Group, Inc.	37,311	1,256,261
*	Axon Enterprise, Inc.	7,691	760,640
	AZZ, Inc.	31,910	1,071,857
	Barnes Group, Inc.	55,404	2,033,327
	Barrett Business Services, Inc.	5,321	315,269
*	Beacon Roofing Supply, Inc.	71,345	2,190,291
	BG Staffing, Inc.	3,024	24,101
*	Blue Bird Corp.	590	6,809
*	BMC Stock Holdings, Inc.	76,189	3,016,323
	Brady Corp., Class A	57,392	2,164,826
*	BrightView Holdings, Inc.	3,230	39,503
	Brink’s Co. (The)	17,383	744,514
*	Builders FirstSource, Inc.	140,609	4,260,453
	BWX Technologies, Inc.	29,270	1,610,143
	CAI International, Inc.	33,763	889,655
	Carlisle Cos., Inc.	29,481	3,651,811
	Carrier Global Corp.	143,224	4,782,249
*	Casella Waste Systems, Inc., Class A	33,003	1,781,832
	Caterpillar, Inc.	41,260	6,479,883
*	CBIZ, Inc.	89,627	2,031,844
*	CECO Environmental Corp.	33,179	234,907
#	CH Robinson Worldwide, Inc.	8,795	777,742
*	Chart Industries, Inc.	46,695	3,943,393
	Chicago Rivet & Machine Co.	855	17,634
#*	Cimpress P.L.C.	8,368	614,211
	Cintas Corp.	11,210	3,526,105
*	CIRCOR International, Inc.	21,468	598,957
*	Clean Harbors, Inc.	60,544	3,207,016
*	Colfax Corp.	112,519	3,059,392
	Columbus McKinnon Corp.	27,055	916,894
	Comfort Systems USA, Inc.	54,138	2,479,520
#*	Commercial Vehicle Group, Inc.	5,644	33,017
	CompX International, Inc.	2,522	31,878
*	Construction Partners, Inc., Class A	2,989	60,916
	Copa Holdings SA, Class A	24,097	1,187,500
*	Copart, Inc.	29,744	3,282,548
	CoreLogic, Inc.	56,455	4,343,083
*	Cornerstone Building Brands, Inc.	12,206	93,620
	Costamare, Inc.	90,777	516,521
*	CoStar Group, Inc.	2,195	1,807,824
	Covanta Holding Corp.	122,611	1,113,308
*	Covenant Logistics Group, Inc.	16,151	222,399
*	CPI Aerostructures, Inc.	7,398	16,867
	CRA International, Inc.	12,747	521,990
	Crane Co.	31,638	1,605,628
	CSW Industrials, Inc.	16,758	1,433,312
	CSX Corp.	80,230	6,333,356
	Cubic Corp.	31,374	1,854,517
	Cummins, Inc.	19,861	4,367,235
	Curtiss-Wright Corp.	32,696	2,758,235
	Deere & Co.	19,944	4,505,549

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Delta Air Lines, Inc.	170,317	$5,218,513
	Deluxe Corp.	35,546	762,106
*	DLH Holdings Corp.	3,701	33,161
	Donaldson Co., Inc.	22,137	1,051,507
	Douglas Dynamics, Inc.	48,744	1,662,658
	Dover Corp.	21,714	2,403,957
*	Ducommun, Inc.	14,374	472,905
*	DXP Enterprises, Inc.	15,152	236,977
*	Dycom Industries, Inc.	37,571	2,439,861
	Eastern Co. (The)	7,272	148,858
	Eaton Corp. P.L.C.	31,205	3,238,767
*	Echo Global Logistics, Inc.	35,964	969,949
	EMCOR Group, Inc.	67,972	4,635,011
	Emerson Electric Co.	31,243	2,024,234
	Encore Wire Corp.	33,102	1,529,643
	Enerpac Tool Group Corp.	68,209	1,216,166
	EnerSys	52,283	3,743,463
	Ennis, Inc.	41,244	628,559
	EnPro Industries, Inc.	25,381	1,497,987
	Equifax, Inc.	6,943	948,414
	ESCO Technologies, Inc.	28,041	2,346,751
	Espey Manufacturing & Electronics Corp.	3,027	57,045
#*	EVI Industries, Inc.	1,100	32,131
*	Evoqua Water Technologies Corp.	22,576	517,668
*	ExOne Co. (The)	15,009	150,840
	Expeditors International of Washington, Inc.	10,629	939,285
	Exponent, Inc.	30,364	2,113,031
	Fastenal Co.	23,502	1,015,991
	Federal Signal Corp.	102,141	2,929,404
	FedEx Corp.	22,682	5,885,299
	Flowserve Corp.	47,677	1,388,354
*	Forrester Research, Inc.	15,466	571,314
	Fortive Corp.	16,021	986,894
	Fortune Brands Home & Security, Inc.	66,149	5,349,470
	Forward Air Corp.	34,502	2,172,591
*	Franklin Covey Co.	24,297	411,105
	Franklin Electric Co., Inc.	54,147	3,234,200
*	FTI Consulting, Inc.	42,104	4,145,560
#	GATX Corp.	46,909	3,202,947
	Genco Shipping & Trading, Ltd.	3,414	22,054
*	Gencor Industries, Inc.	15,825	182,937
*	Generac Holdings, Inc.	32,560	6,842,484
	General Dynamics Corp.	19,237	2,526,395
	General Electric Co.	217,935	1,617,078
*	Gibraltar Industries, Inc.	42,311	2,430,767
*	GMS, Inc.	44,966	1,016,232
	Golden Ocean Group, Ltd.	0	0
*	Goldfield Corp. (The)	26,875	124,431
	Gorman-Rupp Co. (The)	35,831	1,112,553
*	GP Strategies Corp.	18,448	178,023
	Graco, Inc.	32,541	2,014,288
#	GrafTech International, Ltd.	9,957	67,210
	Graham Corp.	10,840	143,088
#	Granite Construction, Inc.	45,159	872,020
*	Great Lakes Dredge & Dock Corp.	119,395	1,233,350
#	Greenbrier Cos., Inc. (The)	31,655	854,052
	Griffon Corp.	59,048	1,265,989
	H&E Equipment Services, Inc.	55,174	1,160,861
*	Harsco Corp.	40,038	516,490

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#	Hawaiian Holdings, Inc.	47,763	$661,518
*	HD Supply Holdings, Inc.	39,777	1,585,511
#	Healthcare Services Group, Inc.	17,321	396,304
	Heartland Express, Inc.	88,664	1,623,438
#	HEICO Corp.	5,467	574,308
	HEICO Corp., Class A	8,102	757,537
	Heidrick & Struggles International, Inc.	23,313	532,702
	Helios Technologies, Inc.	34,683	1,451,137
*	Herc Holdings, Inc.	31,575	1,400,667
*	Heritage-Crystal Clean, Inc.	22,138	364,834
	Herman Miller, Inc.	52,899	1,611,833
#	Hexcel Corp.	42,016	1,406,696
#*	Hill International, Inc.	59,871	79,030
	Hillenbrand, Inc.	40,968	1,198,314
	HNI Corp.	51,050	1,661,677
	Honeywell International, Inc.	22,922	3,780,984
*	Houston Wire & Cable Co.	14,059	38,662
	Howmet Aerospace, Inc.	146,627	2,529,316
*	Hub Group, Inc., Class A	37,831	1,896,468
	Hubbell, Inc.	25,492	3,709,341
*	Hudson Global, Inc.	5,895	60,719
	Huntington Ingalls Industries, Inc.	17,682	2,607,741
	Hurco Cos., Inc.	12,670	378,073
*	Huron Consulting Group, Inc.	32,016	1,212,126
	Hyster-Yale Materials Handling, Inc.	15,011	636,466
*	IAA, Inc.	20,238	1,145,268
	ICF International, Inc.	27,197	1,778,412
	IDEX Corp.	11,076	1,887,240
*	IES Holdings, Inc.	21,406	683,280
*	Ingersoll Rand, Inc.	76,934	2,688,074
	Innovative Solutions & Support, Inc.	15,169	92,986
	Insperity, Inc.	12,726	974,557
	Insteel Industries, Inc.	28,567	621,618
	Interface, Inc.	60,395	370,221
	ITT, Inc.	57,568	3,483,440
	Jacobs Engineering Group, Inc.	41,335	3,926,825
	JB Hunt Transport Services, Inc.	10,031	1,221,174
*	JELD-WEN Holding, Inc.	107,921	2,269,579
*	JetBlue Airways Corp.	275,177	3,293,869
	John Bean Technologies Corp.	12,525	1,051,724
	Johnson Controls International P.L.C.	226,449	9,558,412
	Kadant, Inc.	13,094	1,507,381
	Kaman Corp.	31,848	1,263,092
	Kansas City Southern	15,830	2,788,296
	KAR Auction Services, Inc.	65,443	952,850
	Kelly Services, Inc., Class A	43,403	754,344
	Kennametal, Inc.	75,554	2,342,174
	Kforce, Inc.	47,274	1,640,408
	Kimball International, Inc., Class B	71,232	733,690
*	Kirby Corp.	69,824	2,687,526
	Knight-Swift Transportation Holdings, Inc.	138,261	5,252,535
	Knoll, Inc.	55,779	639,227
	Korn Ferry	57,739	1,743,140
*	Kratos Defense & Security Solutions, Inc.	89,487	1,690,409
	L3Harris Technologies, Inc.	26,995	4,349,164
	Landstar System, Inc.	15,402	1,920,629
*	Lawson Products, Inc.	12,319	507,666
*	LB Foster Co., Class A	9,119	123,654
#	Lennox International, Inc.	5,715	1,552,537

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Limbach Holdings, Inc.	7,103	$63,430
	Lincoln Electric Holdings, Inc.	20,483	2,085,579
	Lindsay Corp.	10,954	1,153,456
*	LS Starrett Co. (The), Class A	5,375	14,136
	LSI Industries, Inc.	28,405	194,290
*	Lydall, Inc.	19,008	376,168
	Macquarie Infrastructure Corp.	46,903	1,210,097
*	Manitex International, Inc.	17,056	70,100
*	Manitowoc Co., Inc. (The)	29,316	220,749
	ManpowerGroup, Inc.	54,330	3,687,377
	Marten Transport, Ltd.	112,474	1,725,914
	Masco Corp.	28,418	1,523,205
*	Masonite International Corp.	27,288	2,401,344
#*	MasTec, Inc.	119,034	5,908,848
*	Mastech Digital, Inc.	1,982	31,078
	Matson, Inc.	52,305	2,717,245
	Matthews International Corp., Class A	29,913	653,001
	McGrath RentCorp.	40,685	2,322,300
*	Mercury Systems, Inc.	28,050	1,932,084
*	Meritor, Inc.	64,378	1,566,961
#*	Mesa Air Group, Inc.	22,450	70,942
#*	Middleby Corp. (The)	9,563	951,901
	Miller Industries, Inc.	15,566	466,046
*	Mistras Group, Inc.	24,721	91,962
	Moog, Inc., Class A	33,877	2,113,586
*	Morgan Group Holding Co.	32	199
*	MRC Global, Inc.	79,370	338,116
	MSA Safety, Inc.	13,313	1,756,251
	MSC Industrial Direct Co., Inc., Class A	24,221	1,687,235
	Mueller Industries, Inc.	71,272	2,061,899
	Mueller Water Products, Inc., Class A	177,896	1,843,003
*	MYR Group, Inc.	29,167	1,246,889
	National Presto Industries, Inc.	7,460	619,851
*	Navistar International Corp.	21,536	928,417
	Nielsen Holdings P.L.C.	57,377	775,163
	NL Industries, Inc.	34,694	143,633
	NN, Inc.	34,480	184,813
	Nordson Corp.	10,164	1,966,023
	Norfolk Southern Corp.	29,957	6,264,608
	Northrop Grumman Corp.	11,034	3,197,874
*	Northwest Pipe Co.	13,935	373,458
*	NOW, Inc.	107,367	436,984
*	NV5 Global, Inc.	9,540	535,003
	nVent Electric P.L.C.	84,713	1,529,070
	Old Dominion Freight Line, Inc.	18,157	3,456,548
#	Omega Flex, Inc.	4,638	694,309
*	Orion Group Holdings, Inc.	32,630	106,374
	Oshkosh Corp.	59,263	3,991,956
	Otis Worldwide Corp.	27,948	1,712,653
	Owens Corning	108,542	7,106,245
	PACCAR, Inc.	35,616	3,040,894
*	PAM Transportation Services, Inc.	7,870	311,652
	Pangaea Logistics Solutions, Ltd.	21,529	57,482
	Park Aerospace Corp.	20,075	212,594
	Parker-Hannifin Corp.	18,037	3,758,189
	Park-Ohio Holdings Corp.	12,584	248,408
	Patriot Transportation Holding, Inc.	2,586	23,843
	Pentair P.L.C.	72,189	3,592,125
*	Performant Financial Corp.	36,141	37,587

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Fix Environmental Services	2,877	$19,707
*	Perma-Pipe International Holdings, Inc.	5,730	31,171
*	PGT Innovations, Inc.	68,405	1,134,155
*	PICO Holdings, Inc.	15,002	124,067
	Pitney Bowes, Inc.	42,600	226,206
	Powell Industries, Inc.	18,832	445,000
	Preformed Line Products Co.	6,904	379,927
	Primoris Services Corp.	51,587	973,447
*	Proto Labs, Inc.	10,838	1,279,751
#	Quad/Graphics, Inc.	35,355	80,256
	Quanex Building Products Corp.	52,808	961,106
	Quanta Services, Inc.	140,696	8,783,651
*	Radiant Logistics, Inc.	58,067	298,464
	Raven Industries, Inc.	39,553	867,002
	Raytheon Technologies Corp.	115,471	6,272,385
*	RBC Bearings, Inc.	15,134	1,801,703
#*	RCM Technologies, Inc.	3,727	4,733
	Regal Beloit Corp.	47,314	4,667,526
	Republic Services, Inc.	35,508	3,130,740
*	Resideo Technologies, Inc.	74,219	748,128
	Resources Connection, Inc.	57,210	614,435
	REV Group, Inc.	53,904	423,146
	Rexnord Corp.	112,414	3,606,241
	Robert Half International, Inc.	24,849	1,259,596
	Rollins, Inc.	17,595	1,017,871
	Roper Technologies, Inc.	5,710	2,120,351
	Rush Enterprises, Inc., Class A	59,436	2,130,186
	Rush Enterprises, Inc., Class B	11,409	358,813
	Ryder System, Inc.	49,081	2,417,730
*	Saia, Inc.	38,307	5,656,412
	Schneider National, Inc., Class B	71,340	1,573,760
#	Scorpio Bulkers, Inc.	8,705	95,581
*	Sensata Technologies Holding P.L.C.	61,847	2,703,332
*	Servotronics, Inc.	1,499	12,509
	Shyft Group, Inc. (The)	48,295	932,576
*	SIFCO Industries, Inc.	4,888	17,352
	Simpson Manufacturing Co., Inc.	49,294	4,373,364
*	SiteOne Landscape Supply, Inc.	10,251	1,224,892
	SkyWest, Inc.	65,489	1,901,146
	Snap-on, Inc.	42,454	6,687,779
	Southwest Airlines Co.	179,270	7,086,543
*	SP Plus Corp.	30,383	559,959
	Spirit AeroSystems Holdings, Inc., Class A	24,712	449,511
#*	Spirit Airlines, Inc.	75,300	1,323,021
*	SPX Corp.	44,939	1,904,964
*	SPX FLOW, Inc.	57,893	2,451,769
	Standex International Corp.	15,143	940,229
	Stanley Black & Decker, Inc.	20,258	3,366,880
	Steelcase, Inc., Class A	93,214	973,154
*	Stericycle, Inc.	67,122	4,181,701
*	Sterling Construction Co., Inc.	22,988	337,924
#*	Sunrun, Inc.	160,181	8,332,616
	Systemax, Inc.	34,554	982,370
*	Team, Inc.	26,136	140,089
*	Teledyne Technologies, Inc.	6,243	1,930,023
	Tennant Co.	21,903	1,305,857
	Terex Corp.	64,338	1,588,505
	Tetra Tech, Inc.	38,845	3,919,849
*	Textainer Group Holdings, Ltd.	49,531	716,218

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Textron, Inc.	127,421	$4,561,672
*	Thermon Group Holdings, Inc.	38,102	384,449
	Timken Co. (The)	79,996	4,775,761
	Titan International, Inc.	80,234	220,643
*	Titan Machinery, Inc.	24,456	366,595
	Toro Co. (The)	19,646	1,612,937
*	TPI Composites, Inc.	16,733	554,197
	Trane Technologies P.L.C.	33,551	4,453,895
*	Transcat, Inc.	7,856	242,829
	TransDigm Group, Inc.	3,542	1,690,986
	TransUnion	12,705	1,012,080
#*	Trex Co., Inc.	32,072	2,230,287
*	TriMas Corp.	53,267	1,295,986
*	TriNet Group, Inc.	35,837	2,469,886
#	Trinity Industries, Inc.	136,398	2,569,738
	Triton International, Ltd.	63,224	2,331,701
*	TrueBlue, Inc.	52,160	809,523
*	Tutor Perini Corp.	63,132	852,913
*	Twin Disc, Inc.	11,509	58,236
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	26,273
	UFP Industries, Inc.	78,520	3,918,933
*	Ultralife Corp.	19,266	99,413
	UniFirst Corp.	17,486	2,864,382
	Union Pacific Corp.	36,443	6,457,335
*	United Airlines Holdings, Inc.	77,090	2,610,267
*	United Rentals, Inc.	22,981	4,097,282
*	Univar Solutions, Inc.	46,723	775,135
	Universal Logistics Holdings, Inc.	30,041	592,709
#*	Upwork, Inc.	22,717	419,129
#	US Ecology, Inc.	27,263	832,067
*	USA Truck, Inc.	9,332	79,975
	Valmont Industries, Inc.	13,308	1,889,071
*	Vectrus, Inc.	18,084	714,680
	Verisk Analytics, Inc.	9,491	1,689,113
*	Veritiv Corp.	14,939	215,122
	Viad Corp.	20,045	400,900
*	Vicor Corp.	20,115	1,568,970
*	Virco Manufacturing Corp.	18,900	37,044
*	Volt Information Sciences, Inc.	38,556	48,966
	VSE Corp.	13,196	382,156
#	Wabash National Corp.	68,122	971,420
	Waste Management, Inc.	23,011	2,483,117
	Watsco, Inc.	9,138	2,048,191
	Watsco, Inc., Class B	1,205	272,854
	Watts Water Technologies, Inc., Class A	30,356	3,362,534
*	Welbilt, Inc.	28,056	170,580
	Werner Enterprises, Inc.	88,978	3,382,944
*	WESCO International, Inc.	56,465	2,328,617
	Westinghouse Air Brake Technologies Corp.	61,072	3,621,570
*	Willdan Group, Inc.	10,189	266,646
*	Willis Lease Finance Corp.	8,183	173,561
*	WillScot Mobile Mini Holdings Corp.	183,046	3,400,995
	Woodward, Inc.	34,050	2,708,677
	WW Grainger, Inc.	4,935	1,727,349
#*	XPO Logistics, Inc.	59,067	5,316,030
	Xylem, Inc.	19,302	1,681,976
#*	YRC Worldwide, Inc.	16,238	63,653

TOTAL INDUSTRIALS			666,600,016

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (12.3%)
#*	2U, Inc.	17,268	$636,326
#*	3D Systems Corp.	105,224	598,725
*	Acacia Communications, Inc.	26,047	1,764,424
	Accenture P.L.C., Class A	4,220	915,360
*	ACI Worldwide, Inc.	93,853	2,737,692
#*	ACM Research, Inc., Class A	2,614	183,947
#*	ADDvantage Technologies Group, Inc.	4,916	9,242
	ADTRAN, Inc.	89,451	956,231
*	Advanced Energy Industries, Inc.	33,364	2,251,069
*	Agilysys, Inc.	30,008	812,617
*	Akamai Technologies, Inc.	17,530	1,667,454
*	Alarm.com Holdings, Inc.	11,830	690,044
*	Alithya Group, Inc., Class A	10,105	24,252
	Alliance Data Systems Corp.	10,915	562,559
*	Alpha & Omega Semiconductor, Ltd.	39,019	618,841
#*	Altair Engineering, Inc., Class A	4,241	182,490
*	Ambarella, Inc.	24,319	1,329,520
	Amdocs, Ltd.	21,105	1,189,900
	American Software, Inc., Class A	34,705	509,469
*	Amkor Technology, Inc.	322,291	3,819,148
	Amphenol Corp., Class A	15,269	1,722,954
*	Amtech Systems, Inc.	11,930	63,468
	Analog Devices, Inc.	20,069	2,378,779
#*	Anaplan, Inc.	2,976	164,722
*	ANSYS, Inc.	7,175	2,183,855
*	Appfolio, Inc., Class A	3,102	443,183
	Applied Materials, Inc.	53,116	3,146,061
#*	Applied Optoelectronics, Inc.	775	6,804
#*	Arista Networks, Inc.	8,033	1,678,094
*	Arlo Technologies, Inc.	85,510	381,375
*	Arrow Electronics, Inc.	71,465	5,566,409
*	Aspen Technology, Inc.	13,964	1,533,387
	AstroNova, Inc.	7,311	57,757
#*	Asure Software, Inc.	15,001	106,057
*	Avalara, Inc.	1,033	153,969
*	Avaya Holdings Corp.	112,353	1,932,472
*	Aviat Networks, Inc.	5,794	107,247
*	Avid Technology, Inc.	14,234	132,661
	Avnet, Inc.	89,123	2,198,664
*	Aware, Inc.	18,258	48,201
*	Axcelis Technologies, Inc.	38,209	843,273
*	AXT, Inc.	67,692	402,767
#	Badger Meter, Inc.	30,176	2,213,108
#	Bel Fuse, Inc., Class A	2,276	27,722
	Bel Fuse, Inc., Class B	9,131	106,924
	Belden, Inc.	37,835	1,168,345
	Benchmark Electronics, Inc.	48,427	1,008,734
*	BK Technologies Corp.	7,687	22,830
*	Black Knight, Inc.	18,188	1,599,635
	Blackbaud, Inc.	18,338	904,797
	Booz Allen Hamilton Holding Corp.	20,056	1,574,396
*	Bottomline Technologies De, Inc.	16,732	664,595
	Broadcom, Inc.	14,530	5,080,124
	Broadridge Financial Solutions, Inc.	18,300	2,518,080
»	BroadVision, Inc.	4,752	3,047
	Brooks Automation, Inc.	73,924	3,452,251
*	BSQUARE Corp.	3,661	4,174
*	CACI International, Inc., Class A	20,394	4,252,761
*	Cadence Design Systems, Inc.	32,200	3,521,714

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CalAmp Corp.	30,570	$216,436
*	Calix, Inc.	98,723	2,311,105
*	Cardtronics P.L.C., Class A	44,258	788,235
	Cass Information Systems, Inc.	22,803	894,334
	CDK Global, Inc.	11,565	498,451
	CDW Corp.	11,123	1,363,680
#*	Cerence, Inc.	22,748	1,241,586
*	CEVA, Inc.	24,639	993,444
*	ChannelAdvisor Corp.	3,913	63,391
*	Ciena Corp.	94,198	3,710,459
*	Cirrus Logic, Inc.	52,021	3,582,686
	Cisco Systems, Inc.	237,876	8,539,748
	Citrix Systems, Inc.	5,693	644,846
*	Clearfield, Inc.	10,460	218,928
*	ClearOne, Inc.	2,766	4,509
#*	Cloudera, Inc.	118,806	1,154,794
	CMC Materials, Inc.	19,500	2,772,705
	Cognex Corp.	10,076	664,008
	Cognizant Technology Solutions Corp., Class A	27,052	1,932,054
*	Coherent, Inc.	6,923	866,344
	Cohu, Inc.	54,502	1,184,328
*	CommScope Holding Co., Inc.	47,399	421,851
	Communications Systems, Inc.	9,942	39,470
*	CommVault Systems, Inc.	14,829	587,080
*	Computer Task Group, Inc.	17,123	95,204
	Comtech Telecommunications Corp.	21,225	305,640
*	Conduent, Inc.	135,486	472,169
#*	Cornerstone OnDemand, Inc.	500	18,995
	Corning, Inc.	108,324	3,463,118
#*	Cree, Inc.	55,770	3,546,972
	CSG Systems International, Inc.	48,707	1,845,021
	CSP, Inc.	2,269	16,087
	CTS Corp.	58,556	1,618,488
*	CyberOptics Corp.	7,973	183,698
	Daktronics, Inc.	37,887	147,759
*	Data I/O Corp.	3,826	13,047
*	Dell Technologies, Inc., Class C	2,129	128,294
*	Digi International, Inc.	40,420	595,387
*	Digital Turbine, Inc.	20,882	598,478
*	Diodes, Inc.	69,070	3,994,318
	Dolby Laboratories, Inc., Class A	31,414	2,358,563
*	DSP Group, Inc.	29,069	382,839
	DXC Technology Co.	187,248	3,449,108
#*	DZS, Inc.	13,943	158,811
#	Ebix, Inc.	33,434	603,818
*	EchoStar Corp., Class A	60,250	1,395,390
*	Elastic N.V	1,826	185,175
*	EMCORE Corp.	39,902	130,081
*	Endurance International Group Holdings, Inc.	61,100	354,991
#*	Enphase Energy, Inc.	6,057	594,131
	Entegris, Inc.	53,045	3,966,175
*	Envestnet, Inc.	11,881	911,748
*	EPAM Systems, Inc.	5,011	1,548,148
*	ePlus, Inc.	20,296	1,370,183
*	Euronet Worldwide, Inc.	17,291	1,536,132
	EVERTEC, Inc.	24,247	806,940
#*	Evo Payments, Inc., Class A	7,100	149,597
*	ExlService Holdings, Inc.	30,913	2,341,351
*	F5 Networks, Inc.	11,138	1,480,686

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	37,756	$2,266,115
*	Fair Isaac Corp.	3,721	1,456,585
*	FARO Technologies, Inc.	25,898	1,560,096
	Fidelity National Information Services, Inc.	40,739	5,075,672
#*	FireEye, Inc.	56,645	783,967
#*	First Solar, Inc.	83,806	7,294,893
*	Fiserv, Inc.	18,120	1,729,916
*	Fitbit, Inc., Class A	230,567	1,623,192
*	Five9, Inc.	500	75,860
*	FleetCor Technologies, Inc.	8,593	1,898,280
*	Flex, Ltd.	490,723	6,943,730
	FLIR Systems, Inc.	52,141	1,808,771
*	FormFactor, Inc.	94,091	2,667,480
*	Fortinet, Inc.	5,474	604,165
*	Frequency Electronics, Inc.	8,185	74,811
*	Gartner, Inc.	12,003	1,441,560
#*	Genasys, Inc.	5,386	32,424
	Genpact, Ltd.	71,848	2,469,416
	Global Payments, Inc.	23,338	3,681,336
*	Globant SA	10,249	1,851,072
*	GSE Systems, Inc.	13,884	13,609
*	GSI Technology, Inc.	26,474	161,756
#*	GTT Communications, Inc.	42,732	157,681
*	Guidewire Software, Inc.	4,803	461,616
	Hackett Group, Inc. (The)	46,964	606,775
#*	Harmonic, Inc.	122,136	725,488
	Hewlett Packard Enterprise Co.	485,290	4,192,906
	HP, Inc.	107,275	1,926,659
*	HubSpot, Inc.	1,641	476,005
*	Ichor Holdings, Ltd.	24,498	569,823
*	IEC Electronics Corp.	7,468	71,469
#*	Immersion Corp.	20,936	128,966
#*	Infinera Corp.	135,781	849,989
*	Information Services Group, Inc.	22,614	46,359
*	Innodata, Inc.	20,391	52,915
#*	Inphi Corp.	4,930	689,017
#*	Inseego Corp.	6,476	56,341
*	Insight Enterprises, Inc.	53,449	2,851,504
	Intel Corp.	359,241	15,907,191
	InterDigital, Inc.	27,709	1,551,150
	International Business Machines Corp.	21,718	2,425,032
*	inTEST Corp.	8,305	38,701
*	Intevac, Inc.	20,071	105,975
*	IPG Photonics Corp.	8,446	1,570,618
*	Iteris, Inc.	13,000	49,010
*	Itron, Inc.	26,324	1,788,716
#*	j2 Global, Inc.	32,238	2,188,315
	Jabil, Inc.	155,324	5,147,437
	Jack Henry & Associates, Inc.	9,652	1,430,909
	Juniper Networks, Inc.	151,640	2,990,341
	KBR, Inc.	180,282	4,018,486
*	Key Tronic Corp.	11,045	84,384
*	Keysight Technologies, Inc.	29,084	3,050,039
*	Kimball Electronics, Inc.	29,728	360,303
	KLA Corp.	11,967	2,359,653
*	Knowles Corp.	89,351	1,273,252
	Kulicke & Soffa Industries, Inc.	82,111	2,146,382
*	KVH Industries, Inc.	24,237	210,620
	Lam Research Corp.	4,315	1,476,075

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Lattice Semiconductor Corp.	69,818	$2,436,648
	Leidos Holdings, Inc.	29,025	2,409,075
*	LGL Group, Inc. (The)	2,275	21,863
#*	Limelight Networks, Inc.	111,420	393,313
	Littelfuse, Inc.	11,638	2,303,626
*	LiveRamp Holdings, Inc.	61,411	4,058,653
#*	Lumentum Holdings, Inc.	31,917	2,639,217
*	Luna Innovations, Inc.	15,206	95,950
#*	MACOM Technology Solutions Holdings, Inc.	29,036	1,059,814
#*	MagnaChip Semiconductor Corp.	17,121	234,386
*	Manhattan Associates, Inc.	15,634	1,336,707
	ManTech International Corp., Class A	34,091	2,211,824
	Marvell Technology Group, Ltd.	60,598	2,273,031
	Maxim Integrated Products, Inc.	18,551	1,292,077
	MAXIMUS, Inc.	28,040	1,894,943
*	MaxLinear, Inc.	65,621	1,735,019
	Methode Electronics, Inc.	42,326	1,302,371
#	Microchip Technology, Inc.	18,917	1,987,798
*	Micron Technology, Inc.	142,434	7,170,128
	Microsoft Corp.	20,226	4,095,158
*	MicroStrategy, Inc., Class A	6,382	1,066,241
*	Mimecast, Ltd.	5,472	209,085
	MKS Instruments, Inc.	27,718	3,004,354
	Monolithic Power Systems, Inc.	4,843	1,547,823
	Motorola Solutions, Inc.	7,759	1,226,388
	MTS Systems Corp.	16,370	397,464
#*	Napco Security Technologies, Inc.	18,220	439,466
	National Instruments Corp.	35,566	1,112,504
*	NCR Corp.	78,910	1,603,451
*	NeoPhotonics Corp.	53,965	367,502
	NetApp, Inc.	9,602	421,432
*	NETGEAR, Inc.	41,475	1,278,259
*	Netscout Systems, Inc.	79,747	1,636,408
*	NetSol Technologies, Inc.	4,255	10,255
	Network-1 Technologies, Inc.	6,962	20,120
	NIC, Inc.	50,030	1,121,673
	NortonLifeLock, Inc.	52,425	1,078,382
*	Novanta, Inc.	20,373	2,214,953
#*	Nuance Communications, Inc.	48,782	1,556,634
	NVE Corp.	3,647	168,236
*	Okta, Inc.	1,162	243,822
#*	ON Semiconductor Corp.	227,081	5,697,462
*	OneSpan, Inc.	42,673	935,819
*	Onto Innovation, Inc.	50,456	1,618,124
*	Optical Cable Corp.	6,626	17,691
	Oracle Corp.	70,003	3,927,868
*	OSI Systems, Inc.	18,654	1,439,343
*	Palo Alto Networks, Inc.	855	189,117
#*	PAR Technology Corp.	13,939	515,325
	Paychex, Inc.	19,272	1,585,122
*	Paycom Software, Inc.	3,902	1,420,679
*	Paylocity Holding Corp.	4,147	769,351
*	PayPal Holdings, Inc.	10,461	1,947,106
	PC Connection, Inc.	38,027	1,732,130
	PC-Tel, Inc.	70,419	359,137
*	PDF Solutions, Inc.	39,463	739,537
#	Pegasystems, Inc.	8,622	999,117
*	Perceptron, Inc.	9,999	68,993
*	Perficient, Inc.	48,993	1,918,566

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Perspecta, Inc.	111,503	$1,999,249
*	PFSweb, Inc.	18,667	115,735
*	Photronics, Inc.	114,772	1,119,027
*	Pixelworks, Inc.	12,025	26,695
*	Plexus Corp.	36,008	2,503,996
	Power Integrations, Inc.	50,628	3,048,312
*	PRGX Global, Inc.	25,344	137,871
	Progress Software Corp.	45,938	1,670,765
*	Proofpoint, Inc.	2,049	196,171
*	PTC, Inc.	8,262	693,017
*	Pure Storage, Inc., Class A	23,587	379,751
	QAD, Inc., Class A	13,691	572,831
#	QAD, Inc., Class B	2,342	68,152
*	Qorvo, Inc.	17,211	2,191,993
*	Qualys, Inc.	9,699	852,057
#*	Qumu Corp.	8,612	39,185
*	Rambus, Inc.	128,038	1,765,644
#*	RealNetworks, Inc.	50,529	70,741
#*	RealPage, Inc.	12,528	697,684
	RF Industries, Ltd.	7,730	33,084
*	Ribbon Communications, Inc.	127,674	550,275
	Richardson Electronics, Ltd.	12,056	50,876
*	RingCentral, Inc., Class A	338	87,319
*	Rogers Corp.	18,970	2,299,543
#	Sabre Corp.	12,981	84,636
#*	Sailpoint Technologies Holdings, Inc.	13,995	580,932
*	salesforce.com, Inc.	23,618	5,485,753
*	Sanmina Corp.	110,265	2,694,877
	Sapiens International Corp. NV	7,470	202,661
*	ScanSource, Inc.	30,523	613,512
	Science Applications International Corp.	28,065	2,143,324
#	Seagate Technology P.L.C.	26,898	1,286,262
*	Semtech Corp.	35,522	1,949,803
*	Silicon Laboratories, Inc.	11,881	1,217,327
	Skyworks Solutions, Inc.	22,219	3,139,323
#*	SMART Global Holdings, Inc.	19,788	522,205
*	SMTC Corp.	7,288	25,435
*	SolarEdge Technologies, Inc.	20,316	5,235,230
#*	SolarWinds Corp.	53,399	1,090,942
*	Splunk, Inc.	2,848	564,018
*	SPS Commerce, Inc.	10,938	936,183
	SS&C Technologies Holdings, Inc.	30,610	1,812,724
*	StarTek, Inc.	22,597	118,634
*	Steel Connect, Inc.	36,353	21,085
#*	Stratasys, Ltd.	55,206	705,533
*	Super Micro Computer, Inc.	27,353	621,460
	Switch, Inc., Class A	4,141	58,222
*	Sykes Enterprises, Inc.	62,107	2,126,544
*	Synaptics, Inc.	37,317	2,861,094
#*	Synchronoss Technologies, Inc.	29,129	80,687
	SYNNEX Corp.	54,764	7,209,133
*	Synopsys, Inc.	17,359	3,712,396
	TE Connectivity, Ltd.	21,960	2,127,485
*	Telenav, Inc.	55,963	227,769
#*	Teradata Corp.	44,201	811,972
	Teradyne, Inc.	27,838	2,445,568
	TESSCO Technologies, Inc.	8,501	51,856
#*	Trade Desk, Inc. (The), Class A	978	553,988
	TransAct Technologies, Inc.	8,099	57,908

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trimble, Inc.	51,680	$2,487,358
	TTEC Holdings, Inc.	43,897	2,404,678
#*	TTM Technologies, Inc.	112,107	1,330,710
*	Twilio, Inc., Class A	1,622	452,489
*	Tyler Technologies, Inc.	2,256	867,161
#	Ubiquiti, Inc.	4,991	926,380
*	Ultra Clean Holdings, Inc.	41,777	889,432
#*	Unisys Corp.	36,200	475,668
	Universal Display Corp.	5,611	1,112,717
*	Upland Software, Inc.	7,276	303,555
#*	Veeco Instruments, Inc.	42,137	536,404
*	Verint Systems, Inc.	48,140	2,335,753
*	VeriSign, Inc.	7,426	1,416,138
#*	Verra Mobility Corp.	66,151	635,711
#*	ViaSat, Inc.	42,741	1,448,920
*	Viavi Solutions, Inc.	224,852	2,776,922
*	Virtusa Corp.	37,355	1,878,956
	Vishay Intertechnology, Inc.	177,686	2,882,067
*	Vishay Precision Group, Inc.	19,686	470,299
*	Vontier Corp.	6,408	184,166
	Wayside Technology Group, Inc.	4,672	103,345
	Western Digital Corp.	84,649	3,193,807
	Western Union Co. (The)	14,373	279,411
*	WEX, Inc.	8,860	1,121,233
*	Wireless Telecom Group, Inc.	6,719	9,205
	Xerox Holdings Corp.	82,839	1,439,742
	Xilinx, Inc.	22,883	2,715,983
	Xperi Holding Corp.	146,139	1,812,124
*	Zebra Technologies Corp., Class A	8,386	2,378,605
*	Zendesk, Inc.	1,720	190,817
#*	Zix Corp.	11,061	67,804

TOTAL INFORMATION TECHNOLOGY			461,077,082

MATERIALS — (6.2%)
*	AdvanSix, Inc.	23,804	362,297
*	AgroFresh Solutions, Inc.	1,882	3,877
	Air Products & Chemicals, Inc.	8,130	2,245,831
	Albemarle Corp.	61,425	5,725,424
*	Alcoa Corp.	98,307	1,270,126
*	Allegheny Technologies, Inc.	107,690	991,825
	Amcor P.L.C.	162,279	1,692,570
*	American Biltrite, Inc.	22	4,565
	American Vanguard Corp.	47,052	607,912
*	Ampco-Pittsburgh Corp.	10,871	47,289
	AptarGroup, Inc.	34,460	3,931,541
*	Arconic Corp.	36,656	796,901
	Ashland Global Holdings, Inc.	51,002	3,558,410
	Avery Dennison Corp.	15,624	2,162,205
	Avient Corp.	90,988	2,826,997
*	Axalta Coating Systems, Ltd.	99,596	2,500,856
	Balchem Corp.	25,288	2,527,536
	Ball Corp.	25,400	2,260,600
*	Berry Global Group, Inc.	61,972	2,889,754
	Boise Cascade Co.	44,747	1,717,390
	Cabot Corp.	49,134	1,867,583
	Carpenter Technology Corp.	40,717	711,733
	Celanese Corp.	18,673	2,119,572
*	Century Aluminum Co.	96,101	632,345
	CF Industries Holdings, Inc.	58,752	1,622,143

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Chase Corp.	10,420	$991,567
	Chemours Co. (The)	19,024	383,143
*	Clearwater Paper Corp.	23,690	880,084
#	Cleveland-Cliffs, Inc.	33,418	276,701
*	Coeur Mining, Inc.	256,946	1,816,608
	Commercial Metals Co.	95,274	1,967,408
#	Compass Minerals International, Inc.	31,189	1,883,192
*»	Contango ORE, Inc.	1,008	14,112
*	Core Molding Technologies, Inc.	11,901	91,519
	Corteva, Inc.	231,705	7,641,631
*	Crown Holdings, Inc.	21,143	1,814,069
	Domtar Corp.	50,126	1,197,009
	Dow, Inc.	122,806	5,586,445
	DuPont de Nemours, Inc.	43,904	2,497,260
	Eagle Materials, Inc.	26,397	2,250,344
	Eastman Chemical Co.	101,626	8,215,446
	Ecolab, Inc.	9,334	1,713,629
*	Element Solutions, Inc.	246,475	2,888,687
*	Ferro Corp.	96,460	1,240,476
	Ferroglobe P.L.C.	0	0
»	Ferroglobe Representation & Warranty Insurance Trust	71,368	0
*	Flotek Industries, Inc.	1,757	4,357
	FMC Corp.	14,998	1,540,895
	Freeport-McMoRan, Inc.	424,655	7,363,518
	Friedman Industries, Inc.	9,833	55,065
	FutureFuel Corp.	49,938	593,763
*	GCP Applied Technologies, Inc.	61,047	1,331,435
	Glatfelter Corp.	50,583	721,819
#	Gold Resource Corp.	59,761	163,745
	Graphic Packaging Holding Co.	252,443	3,354,967
	Greif, Inc., Class A	30,282	1,229,146
	Greif, Inc., Class B	9,363	404,950
	Hawkins, Inc.	12,156	567,807
	Haynes International, Inc.	10,664	172,863
#	HB Fuller Co.	46,973	2,125,528
	Hecla Mining Co.	622,729	2,852,099
	Huntsman Corp.	201,971	4,905,876
*	Ingevity Corp.	19,251	1,056,495
	Innospec, Inc.	32,714	2,163,704
#	International Flavors & Fragrances, Inc.	20,219	2,075,683
	International Paper Co.	200,992	8,793,400
*	Intrepid Potash, Inc.	7,204	71,896
	Kaiser Aluminum Corp.	21,204	1,334,368
*	Koppers Holdings, Inc.	22,994	515,755
*	Kraton Corp.	35,082	992,821
#	Kronos Worldwide, Inc.	74,463	991,847
	Linde P.L.C.	28,454	6,269,554
#*	Livent Corp.	40,204	432,193
	Louisiana-Pacific Corp.	100,862	2,882,636
*	LSB Industries, Inc.	12,842	28,638
	LyondellBasell Industries NV, Class A	29,779	2,038,373
	Martin Marietta Materials, Inc.	6,388	1,701,444
	Materion Corp.	27,895	1,427,945
	Mercer International, Inc.	75,117	472,486
	Minerals Technologies, Inc.	39,068	2,136,629
	Mosaic Co. (The)	179,344	3,317,864
	Myers Industries, Inc.	61,672	884,376
	Neenah, Inc.	20,012	753,052
	NewMarket Corp.	2,222	794,787

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Newmont Corp.	68,415	$4,299,199
#	Nexa Resources SA	6,034	36,506
	Northern Technologies International Corp.	7,510	60,155
	Nucor Corp.	120,380	5,749,349
	O-I Glass, Inc.	100,679	949,403
	Olin Corp.	136,215	2,254,358
	Olympic Steel, Inc.	12,040	137,376
	Packaging Corp. of America	21,650	2,478,708
	PPG Industries, Inc.	17,129	2,221,974
*	Rayonier Advanced Materials, Inc.	54,811	188,002
	Reliance Steel & Aluminum Co.	74,876	8,160,735
*	Resolute Forest Products, Inc.	66,341	304,505
	Royal Gold, Inc.	9,767	1,160,417
	RPM International, Inc.	18,756	1,588,071
*	Ryerson Holding Corp.	39,611	311,739
	Schnitzer Steel Industries, Inc., Class A	29,480	619,080
	Schweitzer-Mauduit International, Inc.	40,016	1,328,531
	Scotts Miracle-Gro Co. (The)	10,869	1,630,893
	Sealed Air Corp.	25,374	1,004,557
	Sensient Technologies Corp.	32,709	2,140,150
	Silgan Holdings, Inc.	40,498	1,395,156
	Sonoco Products Co.	60,999	2,982,241
#	Southern Copper Corp.	2,800	146,552
	Steel Dynamics, Inc.	219,730	6,917,100
	Stepan Co.	27,689	3,224,107
*	Summit Materials, Inc., Class A	101,444	1,794,544
	SunCoke Energy, Inc.	70,287	245,302
*	Synalloy Corp.	8,848	45,921
#	Tecnoglass, Inc.	4,328	19,519
*	TimkenSteel Corp.	47,500	183,825
*	Trecora Resources	26,940	159,485
	Tredegar Corp.	39,626	577,747
	Trinseo SA	36,973	1,176,481
*	Tronox Holdings P.L.C., Class A	85,086	831,290
*	UFP Technologies, Inc.	6,172	228,734
	United States Lime & Minerals, Inc.	7,942	736,223
#	United States Steel Corp.	164,257	1,586,723
*	Universal Stainless & Alloy Products, Inc.	7,785	42,273
#*	US Concrete, Inc.	16,348	555,178
	Valvoline, Inc.	42,902	843,882
	Verso Corp., Class A	56,568	440,099
	Vulcan Materials Co.	15,682	2,271,381
	Warrior Met Coal, Inc.	48,075	721,125
	Westlake Chemical Corp.	72,184	4,881,082
	WestRock Co.	174,821	6,564,529
	Worthington Industries, Inc.	37,800	1,860,138
	WR Grace & Co.	13,166	572,589

TOTAL MATERIALS			234,577,325

REAL ESTATE — (0.5%)
	Altisource Asset Management Corp.	0	0
#*	Altisource Portfolio Solutions SA	3,002	33,412
*	BBX Capital, Inc.	9,724	33,548
*	CBRE Group, Inc., Class A	44,985	2,267,244
#*	CKX Lands, Inc.	465	4,422
	CTO Realty Growth, Inc.	8,198	361,778
#*	Cushman & Wakefield P.L.C.	19,048	223,242
*	Five Point Holdings LLC, Class A	11,936	50,012
*	Forestar Group, Inc.	11,719	195,004

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	12,520	$506,559
	Griffin Industrial Realty, Inc.	5,473	290,343
*	Howard Hughes Corp. (The)	29,979	1,864,394
#*	InterGroup Corp. (The)	235	7,520
#	Jones Lang LaSalle, Inc.	37,266	4,205,841
	Kennedy-Wilson Holdings, Inc.	133,788	1,763,326
*	Marcus & Millichap, Inc.	39,188	1,223,841
*	Maui Land & Pineapple Co., Inc.	2,532	25,548
	Newmark Group, Inc., Class A	126,541	599,172
*	Rafael Holdings, Inc., Class B	20,949	343,564
	RE/MAX Holdings, Inc., Class A	19,862	642,337
#*	Realogy Holdings Corp.	102,379	1,142,550
	RMR Group, Inc. (The), Class A	9,755	260,068
#*	St Joe Co. (The)	63,813	1,725,503
*	Stratus Properties, Inc.	10,935	233,681
*	Tejon Ranch Co.	36,869	505,474

TOTAL REAL ESTATE			18,508,383

UTILITIES — (1.2%)
	AES Corp.	68,477	1,335,301
	ALLETE, Inc.	9,015	464,994
	Alliant Energy Corp.	106	5,860
	American States Water Co.	12,265	916,073
	Artesian Resources Corp., Class A	5,487	193,307
#	Atlantica Sustainable Infrastructure P.L.C.	31,600	931,884
	Atmos Energy Corp.	12,134	1,112,324
	Avangrid, Inc.	9,028	445,442
	Avista Corp.	20,799	690,943
	Black Hills Corp.	8,173	463,082
	Brookfield Renewable Corp., Class A	12,234	816,864
	California Water Service Group.	16,650	742,090
	Chesapeake Utilities Corp.	8,754	850,976
	Clearway Energy, Inc., Class A	3,852	100,961
#	Clearway Energy, Inc., Class C	14,450	406,912
	CMS Energy Corp.	17,300	1,095,609
	Consolidated Water Co., Ltd.	17,333	174,370
	Essential Utilities, Inc.	18,470	760,964
	Evergy, Inc.	22,911	1,264,687
	Eversource Energy.	15,733	1,373,019
	Genie Energy, Ltd., Class B	24,408	202,342
	Hawaiian Electric Industries, Inc.	20,043	662,221
	IDACORP, Inc.	5,746	504,097
	MDU Resources Group, Inc.	167,375	3,976,830
	MGE Energy, Inc.	14,329	931,672
	Middlesex Water Co.	8,260	529,796
	National Fuel Gas Co.	11,930	476,723
	New Jersey Resources Corp.	81,493	2,377,966
	NiSource, Inc.	31,603	725,921
	Northwest Natural Holding Co.	10,249	455,466
	NorthWestern Corp.	17,497	912,119
	NRG Energy, Inc.	58,726	1,856,916
	OGE Energy Corp.	16,299	501,520
	ONE Gas, Inc.	7,311	504,751
#	Ormat Technologies, Inc.	58,961	4,178,566
	Otter Tail Corp.	18,309	702,150
	Pinnacle West Capital Corp.	7,400	603,618
#	PNM Resources, Inc.	20,489	1,024,450
	Portland General Electric Co.	15,008	589,814
#*	Pure Cycle Corp.	2,900	25,520

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
# RGC Resources, Inc.	1,634	$38,889
SJW Group	12,053	731,497
South Jersey Industries, Inc.	31,150	600,260
Southwest Gas Holdings, Inc.	7,654	503,021
# Spark Energy, Inc., Class A	2,524	23,019
Spire, Inc.	7,217	404,441
UGI Corp.	26,511	857,366
Unitil Corp.	9,001	310,985
Vistra Corp.	277,420	4,818,785
WEC Energy Group, Inc.	6,451	648,648
York Water Co. (The)	7,798	329,465

TOTAL UTILITIES		45,154,496

TOTAL COMMON STOCKS		3,579,334,527

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	14,980	423,185

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	4,960	485,187

INDUSTRIALS — (0.1%)
WESCO International, Inc.	29,528	855,721

TOTAL PREFERRED STOCKS		1,764,093

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*» Parker Drilling Co. Warrants 09/16/2024	1,033	0

TOTAL INVESTMENT SECURITIES (Cost $2,339,391,957)		3,581,098,620

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.026%	27,592,450	27,592,450

SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	12,285,600	142,156,680

TOTAL INVESTMENTS — (100.0%) (Cost $2,509,118,854)		$3,750,847,750

As of October 31, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	172	12/18/20	$28,714,195	$28,076,420	$(637,775)

Total Futures Contracts			$28,714,195	$28,076,420	$(637,775)

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$253,480,346	—	—	$253,480,346
Consumer Discretionary	460,330,954	$3,642	—	460,334,596
Consumer Staples.	171,945,096	—	—	171,945,096
Energy	125,872,964	—	—	125,872,964
Financials	753,644,610	4,968	—	753,649,578
Health Care	388,087,919	46,726	—	388,134,645
Industrials	666,600,016	—	—	666,600,016
Information Technology	461,074,035	3,047	—	461,077,082
Materials	234,577,325	—	—	234,577,325
Real Estate	18,508,383	—	—	18,508,383
Utilities	45,154,496	—	—	45,154,496
Preferred Stocks
Communication Services	423,185	—	—	423,185
Consumer Discretionary	485,187	—	—	485,187
Industrials	855,721	—	—	855,721
Temporary Cash Investments	27,592,450	—	—	27,592,450
Securities Lending Collateral	—	142,156,680	—	142,156,680
Futures Contracts**	(637,775)	—	—	(637,775)

TOTAL	$3,607,994,912	$142,215,063	—	$3,750,209,975

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.4%)
A.H. Belo Corp., Class A	30,920	$42,051
Alaska Communications Systems Group, Inc.	229,071	437,526
#* AMC Networks, Inc., Class A	360,520	7,661,050
# Anterix, Inc.	68,931	2,200,278
ATN International, Inc.	142,668	6,377,260
* Ballantyne Strong, Inc.	74,705	117,287
#* Bandwidth, Inc., Class A	8,703	1,395,570
# Beasley Broadcast Group, Inc., Class A	58,866	71,228
* Boingo Wireless, Inc.	497,262	4,644,427
#* Boston Omaha Corp., Class A	10,154	162,261
#* Cardlytics, Inc.	15,198	1,121,916
#* Cargurus, Inc.	496,495	9,895,145
#* Cars.com, Inc.	645,463	4,769,972
* Cincinnati Bell, Inc.	795,580	11,973,479
# Cinemark Holdings, Inc.	228,086	1,868,024
Cogent Communications Holdings, Inc.	456,794	25,489,105
* comScore, Inc.	70,968	141,581
* Consolidated Communications Holdings, Inc.	498,739	2,329,111
#* Cumulus Media, Inc., Class A	10,262	51,926
#* Daily Journal Corp.	951	257,911
* DHI Group, Inc.	224,002	378,563
# Emerald Holding, Inc.	85,080	222,910
# Entercom Communications Corp., Class A	609,326	913,989
Entravision Communications Corp., Class A	676,160	1,237,373
#* Eros International P.L.C.	6,500	12,480
EW Scripps Co. (The), Class A	658,856	5,982,412
* Fluent, Inc.	52,868	134,813
#* Gaia, Inc.	108,702	1,102,238
# Gannett Co., Inc.	1,267,280	1,457,372
* Glu Mobile, Inc.	796,958	5,706,219
* Gray Television, Inc.	748,008	9,484,741
* Gray Television, Inc., Class A	22,692	274,573
* Hemisphere Media Group, Inc.	105,735	826,848
* IDT Corp., Class B	269,950	2,572,623
* IMAX Corp.	287,596	3,315,982
Intelsat SA	0	0
* Iridium Communications, Inc.	688,565	18,185,002
John Wiley & Sons, Inc., Class A	367,205	11,368,667
* Liberty Latin America, Ltd., Class A	278,794	2,732,181
* Liberty Latin America, Ltd., Class C	813,222	7,904,518
#* Liberty Media Corp.-Liberty Braves, Class A	57,301	1,186,131
* Liberty Media Corp.-Liberty Braves, Class C	141,435	2,895,174
* Liberty TripAdvisor Holdings, Inc., Class A	745,096	1,326,271
#* Lions Gate Entertainment Corp., Class A	451,669	3,026,182
* Lions Gate Entertainment Corp., Class B	434,873	2,726,654
# Loral Space & Communications, Inc.	7,984	139,001
#* Marchex, Inc., Class B	39,194	67,022
# Marcus Corp. (The)	135,927	996,345
* Mediaco Holding, Inc., Class A	2,817	7,493
# Meredith Corp.	257,056	2,827,616
#* MSG Networks, Inc., Class A	416,601	3,724,413
# National CineMedia, Inc.	854,362	1,695,909
# New York Times Co. (The), Class A	62,566	2,481,368
Nexstar Media Group, Inc., Class A	324,734	26,758,082
* ORBCOMM, Inc.	853,266	3,669,044

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
COMMUNICATION SERVICES — (Continued)
* Pegasus Cos., Inc. (The)	34	$11,509
* QuinStreet, Inc.	464,455	7,433,602
#* Reading International, Inc., Class A	180,673	422,775
* Reading International, Inc., Class B	2,710	44,065
Saga Communications, Inc., Class A	20,485	348,655
Scholastic Corp.	178,366	3,524,512
#* Sciplay Corp., Class A	2,435	32,507
Shenandoah Telecommunications Co.	489,654	21,358,707
Spok Holdings, Inc.	220,900	2,005,772
#* SRAX, Inc.	29,870	77,662
#* Super League Gaming, Inc.	7,409	12,299
* TechTarget, Inc.	283,247	12,406,219
TEGNA, Inc.	866,096	10,419,135
Telephone and Data Systems, Inc.	1,010,189	17,173,213
Townsquare Media, Inc., Class A	127,764	577,493
* Travelzoo	133,682	991,920
Tribune Publishing Co.	323,991	3,712,937
TripAdvisor, Inc.	224,003	4,280,697
* TrueCar, Inc.	219,114	955,337
* United States Cellular Corp.	215,017	6,261,295
#* Urban One, Inc.	3,175	14,859
* Vonage Holdings Corp.	2,010,839	21,274,677
# World Wrestling Entertainment, Inc., Class A	55,705	2,025,434
* Yelp, Inc	359,178	7,065,031
#* Zedge, Inc., Class B	22,039	75,153

TOTAL COMMUNICATION SERVICES		330,852,782

CONSUMER DISCRETIONARY — (15.4%)
#* 1-800-Flowers.com, Inc., Class A	453,357	8,990,069
Aaron’s Holdings Co., Inc.	654,362	34,196,958
Abercrombie & Fitch Co., Class A	550,233	7,824,313
Acushnet Holdings Corp.	73,270	2,500,705
* Adient P.L.C.	529,765	11,241,613
* Adtalem Global Education, Inc.	464,226	10,881,457
AMCON Distributing Co.	2,751	184,853
* American Axle & Manufacturing Holdings, Inc.	1,270,133	8,535,294
# American Eagle Outfitters, Inc.	1,530,337	20,980,920
* American Outdoor Brands, Inc.	167,358	2,532,127
* America’s Car-Mart, Inc.	79,785	6,902,998
Ark Restaurants Corp.	17,494	174,940
* Asbury Automotive Group, Inc.	191,122	19,681,744
Ascena Retail Group, Inc.	0	0
#* Aspen Group, Inc.	8,640	81,043
#* At Home Group, Inc.	286,777	4,671,597
* AutoNation, Inc.	394,936	22,404,719
#* Barnes & Noble Education, Inc.	647,547	1,489,358
Bassett Furniture Industries, Inc.	120,846	1,783,687
#* BBQ Holdings, Inc.	49,193	206,611
* Beazer Homes USA, Inc.	9,409	114,602
# Bed Bath & Beyond, Inc.	1,106,247	21,903,691
# Big 5 Sporting Goods Corp.	144,363	1,059,624
# Big Lots, Inc.	426,517	20,302,209
* Biglari Holdings, Inc., Class A	260	113,633
* Biglari Holdings, Inc., Class B	12,761	1,068,989
# BJ’s Restaurants, Inc.	198,801	5,608,176
# Bloomin’ Brands, Inc.	773,444	10,812,747
* Blue Apron Holdings, Inc., Class A	846	3,638
# Bluegreen Vacations Holding Corp.	43,156	351,721
#* Boot Barn Holdings, Inc.	278,129	8,905,691

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
Bowl America, Inc., Class A	10,705	$99,824
# Brinker International, Inc.	417,747	18,188,704
Brunswick Corp.	87,505	5,574,944
# Buckle, Inc. (The)	240,051	5,751,622
#* Build-A-Bear Workshop, Inc.	201,615	832,670
Caleres, Inc.	341,691	2,624,187
Callaway Golf Co.	828,062	12,826,680
* Capri Holdings, Ltd.	32,506	689,777
#* CarParts.com, Inc.	162,608	2,063,496
Carriage Services, Inc.	222,292	5,737,357
#* Carrols Restaurant Group, Inc.	603,457	3,530,223
# Carter’s, Inc.	171,780	13,991,481
Cato Corp. (The), Class A	198,821	1,216,785
* Cavco Industries, Inc.	81,275	13,990,679
* Century Communities, Inc.	303,858	11,801,845
# Cheesecake Factory, Inc. (The)	365,742	10,869,852
# Chico’s FAS, Inc.	1,073,104	1,148,221
# Children’s Place, Inc. (The)	156,672	3,959,101
# Choice Hotels International, Inc.	174,495	15,242,138
Churchill Downs, Inc.	42,945	6,405,247
* Chuy’s Holdings, Inc.	201,263	4,224,510
Citi Trends, Inc.	142,305	3,715,584
# Clarus Corp.	34,358	532,893
Collectors Universe, Inc.	129,583	7,117,994
# Columbia Sportswear Co.	7,111	530,409
* Conn’s, Inc.	245,217	2,297,683
#* Container Store Group, Inc. (The)	78,468	747,015
Cooper Tire & Rubber Co.	474,191	16,307,428
#* Cooper-Standard Holdings, Inc.	112,330	1,762,458
Core-Mark Holding Co., Inc.	407,380	11,141,843
Cracker Barrel Old Country Store, Inc.	133,687	15,216,254
* Crocs, Inc.	615,415	32,204,667
Crown Crafts, Inc.	4,141	23,894
Culp, Inc.	166,764	2,069,541
Dana, Inc.	1,282,042	17,935,768
# Dave & Buster’s Entertainment, Inc.	292,331	5,016,400
* Deckers Outdoor Corp.	179,339	45,439,122
* Del Taco Restaurants, Inc.	466,663	3,460,306
Delphi Technologies P.L.C.	0	0
* Delta Apparel, Inc.	35,597	592,690
#* Denny’s Corp.	570,577	5,112,370
# Designer Brands, Inc., Class A.	467,323	2,023,509
Dick’s Sporting Goods, Inc.	634,928	35,968,671
# Dillard’s, Inc., Class A	27,554	1,232,490
# Dine Brands Global, Inc.	53,518	2,753,501
* Dorman Products, Inc.	281,420	25,122,363
Dover Motorsports, Inc.	59,948	91,121
#* Duluth Holdings, Inc., Class B	61,001	935,755
Educational Development Corp.	43,911	730,240
#* El Pollo Loco Holdings, Inc.	326,255	4,606,721
Escalade, Inc.	51,233	953,446
Ethan Allen Interiors, Inc.	289,342	4,643,939
#* Everi Holdings, Inc.	160,881	1,385,185
#* Express, Inc.	223,221	136,388
Extended Stay America, Inc.	452,998	5,141,527
* Fiesta Restaurant Group, Inc.	326,916	2,824,554
#* Five Below, Inc.	18,247	2,433,055
* Flanigan’s Enterprises, Inc.	5,380	90,147
Flexsteel Industries, Inc.	83,321	2,328,822

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
* Floor & Decor Holdings, Inc., Class A	311,731	$22,756,363
Foot Locker, Inc.	211,702	7,807,570
#* Fossil Group, Inc.	441,718	2,522,210
* Fox Factory Holding Corp.	376,695	31,672,516
*» FRD Acquisition Co. Escrow Shares	106,674	0
* frontdoor, Inc.	284,329	11,265,115
#* Full House Resorts, Inc.	4,937	11,602
#* Funko, Inc., Class A	5,965	37,818
#* GameStop Corp., Class A	452,337	4,735,968
Gap, Inc. (The)	133,510	2,596,770
#* Genesco, Inc.	179,768	3,185,489
* Gentherm, Inc.	339,297	15,706,058
#* G-III Apparel Group, Ltd.	334,236	4,505,501
Goodyear Tire & Rubber Co. (The)	1,065,236	8,820,154
* GoPro, Inc., Class A	219,477	1,303,693
Graham Holdings Co., Class B	37,915	14,420,591
* Grand Canyon Education, Inc.	78,469	6,149,616
* Green Brick Partners, Inc.	104,930	1,877,198
# Group 1 Automotive, Inc.	175,654	18,633,376
#* Groupon, Inc.	8,140	157,835
* GrubHub, Inc.	120,482	8,910,849
# Guess?, Inc.	560,786	6,606,059
# H&R Block, Inc.	312,226	5,389,021
# Hamilton Beach Brands Holding Co., Class A	135,439	2,986,430
# Hanesbrands, Inc.	311,080	4,999,056
Harley-Davidson, Inc.	145,118	4,771,480
Haverty Furniture Cos., Inc., Class A	3,785	93,982
#* Helen of Troy, Ltd.	221,211	41,941,606
#* Hibbett Sports, Inc.	209,594	7,924,749
* Hilton Grand Vacations, Inc.	376,111	7,747,887
# Hooker Furniture Corp.	134,044	3,686,210
#* Horizon Global Corp.	226,099	1,270,676
* Houghton Mifflin Harcourt Co.	578,617	1,510,190
#* Hudson, Ltd., Class A	3,986	30,453
* Installed Building Products, Inc.	286,598	25,948,583
# International Game Technology P.L.C.	190,331	1,562,618
#* iRobot Corp.	244,698	19,473,067
* J Alexander’s Holdings, Inc.	82,660	459,590
# Jack in the Box, Inc.	223,560	17,898,214
Johnson Outdoors, Inc., Class A	96,638	8,439,397
* K12, Inc.	390,597	9,323,550
KB Home	762,058	24,576,370
#* Kirkland’s, Inc.	4,700	43,616
#* Kontoor Brands, Inc.	10,300	338,870
* Koss Corp.	4,921	10,236
#* Lakeland Industries, Inc.	107,074	2,309,586
#* Lands’ End, Inc.	97,988	1,572,707
* Laureate Education, Inc., Class A	515,729	6,704,477
*» Lazare Kaplan International Inc.	9,600	1,350
La-Z-Boy, Inc.	471,914	16,153,616
#* Lazydays Holdings, Inc.	1,500	20,820
LCI Industries	230,608	25,288,473
* Leaf Group, Ltd.	302,625	1,724,963
Leggett & Platt, Inc.	158,272	6,604,691
* LGI Homes, Inc.	31,932	3,412,892
Lifetime Brands, Inc.	128,826	1,294,701
#* Lincoln Educational Services Corp.	910	4,250
* Lindblad Expeditions Holdings, Inc.	408,488	3,398,620
* Liquidity Services, Inc.	383,325	3,269,762

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# Lithia Motors, Inc., Class A	240,862	$55,294,689
* Live Ventures, Inc.	1,158	12,182
#* Luby’s, Inc.	8,227	22,131
* Lumber Liquidators Holdings, Inc.	317,902	7,031,992
* M/I Homes, Inc.	184,927	7,567,213
# Macy’s, Inc.	249,844	1,551,531
#* Magnite, Inc.	164,064	1,481,498
* Malibu Boats, Inc., Class A	212,428	10,797,715
# Marine Products Corp.	188,416	2,988,278
* MarineMax, Inc.	217,741	6,527,875
Marriott Vacations Worldwide Corp.	262,909	25,397,009
#* MasterCraft Boat Holdings, Inc.	198,807	4,099,400
* Mattel, Inc.	417,586	5,750,159
MDC Holdings, Inc.	512,387	22,299,082
» Media General, Inc.	298,450	27,995
* Meritage Homes Corp.	314,771	27,413,406
#* Michaels Cos., Inc. (The)	1,426,715	11,570,659
* Modine Manufacturing Co.	465,675	2,980,320
* Monarch Casino & Resort, Inc.	25,809	1,119,853
# Monro, Inc.	300,795	12,651,438
#* Motorcar Parts of America, Inc.	221,413	3,261,413
Movado Group, Inc.	120,496	1,314,611
* Murphy USA, Inc.	254,884	31,169,764
Nathan’s Famous, Inc.	64,619	3,280,060
#* National Vision Holdings, Inc.	185,290	7,472,746
#* Nautilus, Inc.	361,571	7,842,475
* New Home Co., Inc. (The)	199,417	1,013,038
#* Noodles & Co.	250,009	1,615,058
# ODP Corp. (The)	446,549	8,707,706
#* Ollie’s Bargain Outlet Holdings, Inc.	131,435	11,446,674
# Oxford Industries, Inc.	156,622	6,448,128
P&F Industries, Inc., Class A	11,500	52,440
Papa John’s International, Inc.	311,539	23,863,887
Patrick Industries, Inc.	227,226	12,667,850
#* Penn National Gaming, Inc.	331,607	17,900,146
# Penske Automotive Group, Inc.	564,446	28,877,057
* Perdoceo Education Corp.	800,929	9,042,488
# PetMed Express, Inc.	228,866	6,769,856
#* Playa Hotels & Resorts NV	58,151	225,044
* PlayAGS, Inc.	94,020	253,854
Polaris, Inc.	39,739	3,610,686
#* Potbelly Corp.	267,416	952,001
PVH Corp.	3,732	217,538
* Quotient Technology, Inc.	100,799	897,111
Qurate Retail, Inc., Class A	404,357	2,737,497
# RCI Hospitality Holdings, Inc.	70,148	1,501,167
#* Red Lion Hotels Corp.	219,388	379,541
#* Red Robin Gourmet Burgers, Inc.	89,819	1,081,421
# Red Rock Resorts, Inc., Class A	66,913	1,279,377
#* Regis Corp.	395,046	2,188,555
Rent-A-Center, Inc.	165,553	5,115,588
#* RH	87,712	29,403,694
Rocky Brands, Inc.	84,742	2,279,560
# Ruth’s Hospitality Group, Inc.	274,382	3,067,591
#* Sally Beauty Holdings, Inc.	1,011,496	8,466,222
* Scientific Games Corp., Class A	284,894	9,082,421
* SeaWorld Entertainment, Inc.	434,413	9,565,774
* Select Interior Concepts, Inc., Class A	5,266	36,441
#* Shake Shack, Inc., Class A	241,947	16,336,261

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# Shoe Carnival, Inc.	144,608	$4,479,956
Shutterstock, Inc.	254,679	16,668,741
# Signet Jewelers, Ltd.	363,937	8,108,516
# Six Flags Entertainment Corp.	310,894	6,721,528
* Skechers U.S.A., Inc., Class A	182,564	5,789,104
* Skyline Champion Corp.	182,452	4,679,894
* Sleep Number Corp.	288,212	18,261,112
# Smith & Wesson Brands, Inc.	653,306	10,838,347
# Sonic Automotive, Inc., Class A	310,893	11,210,802
* Sonos, Inc.	121,038	1,767,155
* Sportsman’s Warehouse Holdings, Inc.	401,278	5,224,640
* Stamps.com, Inc.	136,039	30,369,346
Standard Motor Products, Inc.	233,249	10,682,804
Steven Madden, Ltd.	718,070	17,240,861
#* Stitch Fix, Inc., Class A	39,066	1,345,042
* Stoneridge, Inc.	366,454	8,366,145
Strategic Education, Inc.	131,612	10,931,693
Strattec Security Corp.	28,026	813,875
Superior Group of Cos, Inc.	138,683	2,998,326
#* Superior Industries International, Inc.	183,066	225,171
* Tandy Leather Factory, Inc.	84,087	251,420
Tapestry, Inc.	69,920	1,554,322
* Taylor Morrison Home Corp.	1,235,485	26,686,476
* Tempur Sealy International, Inc.	369,517	32,887,013
#* Tenneco, Inc., Class A	224,121	1,931,923
* Terminix Global Holdings, Inc.	16,694	786,120
# Texas Roadhouse, Inc.	391,762	27,435,093
# Thor Industries, Inc.	131,253	11,101,379
# Tilly’s, Inc., Class A	222,551	1,366,463
Toll Brothers, Inc.	5,322	225,014
* TopBuild Corp.	316,171	48,440,559
* TravelCenters of America, Inc.	50,699	1,206,636
#* TRI Pointe Group, Inc.	1,164,127	19,126,607
Tupperware Brands Corp.	341,644	10,836,948
#* Turtle Beach Corp.	127,684	2,300,866
# Twin River Worldwide Holding, Inc.	12,605	305,923
#* Under Armour, Inc., Class A	111,197	1,538,966
#* Under Armour, Inc., Class C	40,390	493,970
* Unifi, Inc.	173,618	2,602,534
* Unique Fabricating, Inc.	993	3,436
* Universal Electronics, Inc.	156,826	5,811,972
* Universal Technical Institute, Inc.	166,943	766,268
* Urban Outfitters, Inc.	737,627	16,478,587
#* Veoneer, Inc.	18,158	279,088
* Vera Bradley, Inc.	340,819	2,160,792
* Vince Holding Corp.	21,341	85,364
* Vista Outdoor, Inc.	547,070	10,815,574
#* Visteon Corp.	253,534	22,729,323
#* VOXX International Corp.	380,455	4,310,555
#* Vuzix Corp.	12,574	49,542
Wendy’s Co. (The)	1,039,446	22,711,895
Weyco Group, Inc.	80,284	1,271,699
# Williams-Sonoma, Inc.	16,660	1,519,559
Wingstop, Inc.	278,289	32,373,359
Winmark Corp.	42,388	7,180,951
Winnebago Industries, Inc.	289,005	13,568,785
Wolverine World Wide, Inc.	788,371	21,025,855
#* WW International, Inc.	311,169	6,584,336
Wyndham Destinations, Inc.	337,812	11,022,806

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
Wyndham Hotels & Resorts, Inc.	117,210	$5,451,437
* YETI Holdings, Inc.	54,502	2,696,759
#* ZAGG, Inc.	343,229	978,203
* Zovio, Inc.	683,201	2,466,356
* Zumiez, Inc.	252,208	7,061,824

TOTAL CONSUMER DISCRETIONARY		2,131,986,714

CONSUMER STAPLES — (4.6%)
Alico, Inc.	45,814	1,323,108
Andersons, Inc. (The)	249,997	5,422,435
* Arcadia Biosciences, Inc.	3,853	11,289
# B&G Foods, Inc.	572,657	15,209,770
#* BJ’s Wholesale Club Holdings, Inc.	712,220	27,270,904
#* Boston Beer Co., Inc. (The), Class A	48,950	50,867,861
* Bridgford Foods Corp.	19,669	358,959
# Calavo Growers, Inc.	167,163	11,221,652
* Cal-Maine Foods, Inc.	368,732	14,140,872
#* Central Garden & Pet Co.	105,755	4,120,215
* Central Garden & Pet Co., Class A	352,657	12,480,531
#* Chefs’ Warehouse, Inc. (The)	319,478	4,319,343
Coca-Cola Consolidated, Inc.	68,635	15,713,983
* Coffee Holding Co., Inc.	34,601	130,100
Coty, Inc., Class A	47,595	138,026
* Darling Ingredients, Inc.	1,398,818	60,149,174
#* Edgewell Personal Care Co.	436,130	11,435,329
* elf Beauty, Inc.	116,776	2,367,050
# Energizer Holdings, Inc.	32,583	1,282,141
* Farmer Bros Co.	158,794	551,015
Flowers Foods, Inc.	193,255	4,556,953
Fresh Del Monte Produce, Inc.	446,746	9,618,441
* Freshpet, Inc.	29,299	3,354,736
#* Hain Celestial Group, Inc. (The)	86,164	2,649,543
* Hostess Brands, Inc	702,565	8,880,422
# Ingles Markets, Inc., Class A	135,342	4,853,364
Inter Parfums, Inc.	285,759	11,733,265
# J&J Snack Foods Corp.	159,885	21,675,609
John B. Sanfilippo & Son, Inc.	112,209	8,164,327
Lancaster Colony Corp.	171,786	28,540,526
* Landec Corp.	278,849	2,679,739
#* Lifevantage Corp.	185,148	2,045,885
* Lifeway Foods, Inc.	4,241	19,551
# Limoneira Co.	199,974	2,765,640
Mannatech, Inc.	8,053	132,552
Medifast, Inc.	113,855	15,995,489
# MGP Ingredients, Inc.	160,159	6,729,881
#* National Beverage Corp.	107,374	8,406,311
# Natura & Co. Holding SA, ADR	443,739	7,077,637
* Natural Alternatives International, Inc.	56,385	436,420
# Natural Grocers by Vitamin Cottage, Inc.	273,402	2,908,997
Natural Health Trends Corp.	17,580	97,217
* Nature’s Sunshine Products, Inc.	77,429	806,810
Nu Skin Enterprises, Inc., Class A	394,310	19,459,199
Oil-Dri Corp. of America	51,114	1,746,054
* Performance Food Group Co.	449,300	15,100,973
# PriceSmart, Inc.	273,832	18,894,408
#* Revlon, Inc., Class A	880	3,608
#* Rite Aid Corp.	92,102	841,812
Rocky Mountain Chocolate Factory, Inc.	37,409	99,134
# Sanderson Farms, Inc.	175,652	22,478,186

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER STAPLES — (Continued)
Seaboard Corp.	1,658	$5,711,810
* Seneca Foods Corp., Class A	67,063	2,471,272
* Seneca Foods Corp., Class B	2,794	103,741
* Simply Good Foods Co. (The)	175,608	3,301,430
# SpartanNash Co.	351,883	6,478,166
Spectrum Brands Holdings, Inc.	223,019	12,683,091
* Sprouts Farmers Market, Inc.	1,024,986	19,525,983
* Tofutti Brands, Inc.	2,962	4,739
# Tootsie Roll Industries, Inc.	212,938	6,362,587
#* TreeHouse Foods, Inc.	418,651	16,260,405
# Turning Point Brands, Inc.	175,560	6,578,233
#* United Natural Foods, Inc.	479,059	6,979,890
United-Guardian, Inc.	19,179	272,342
Universal Corp.	230,370	9,180,245
* US Foods Holding Corp.	36,278	758,210
* USANA Health Sciences, Inc.	204,403	15,463,087
Vector Group, Ltd.	1,446,614	13,294,383
#* Veru, Inc.	3,015	7,598
Village Super Market, Inc., Class A	97,960	2,218,794
# WD-40 Co.	128,503	31,275,060
# Weis Markets, Inc.	182,141	8,271,023

TOTAL CONSUMER STAPLES		638,468,535

ENERGY — (2.2%)
Adams Resources & Energy, Inc.	24,782	472,841
# Antero Midstream Corp.	81,749	468,422
# Arch Resources, Inc.	141,544	4,324,169
Archrock, Inc.	826,414	4,900,635
Ardmore Shipping Corp.	223,382	625,470
#* Aspen Aerogels, Inc.	22,036	249,007
Berry Corp.	47,730	125,053
* Bonanza Creek Energy, Inc.	198,281	3,511,557
#* Bristow Group, Inc.	102,206	2,123,841
Cactus, Inc., Class A	311,766	5,300,022
#* Callon Petroleum Co.	243,380	1,272,877
#* Centennial Resource Development, Inc., Class A	192,868	119,520
* ChampionX Corp.	473,059	4,129,805
Chesapeake Energy Corp.	0	0
Cimarex Energy Co.	168,459	4,273,805
* Clean Energy Fuels Corp.	1,643,109	4,074,910
* CNX Resources Corp.	1,799,929	17,459,311
#* CONSOL Energy, Inc.	181,050	686,180
#* Contango Oil & Gas Co.	214,156	267,695
# Core Laboratories NV	164,512	2,377,198
# CVR Energy, Inc.	423,274	4,660,247
#* Dawson Geophysical Co.	237,110	424,427
# Delek US Holdings, Inc.	680,021	6,841,011
Devon Energy Corp.	324,280	2,895,820
DHT Holdings, Inc.	1,456,103	7,003,855
# DMC Global, Inc.	173,695	6,178,331
#* Dorian LPG, Ltd.	411,210	3,371,922
#* Dril-Quip, Inc.	363,905	9,425,139
#* Earthstone Energy, Inc., Class A	210,622	566,573
# EnLink Midstream LLC	304,632	825,553
EQT Corp.	834,499	12,634,315
Equitrans Midstream Corp.	510,951	3,709,504
Evolution Petroleum Corp.	337,543	745,970
* Exterran Corp.	288,638	1,220,939
* Forum Energy Technologies, Inc.	298,600	141,954

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
ENERGY — (Continued)
#* Frank’s International NV	383,350	$670,863
# GasLog, Ltd.	585,779	1,394,154
* Geospace Technologies Corp.	132,714	680,823
* Goodrich Petroleum Corp.	25,278	242,163
#* Green Plains, Inc.	421,456	6,363,986
* Gulf Island Fabrication, Inc.	256,412	835,903
#* Gulfport Energy Corp.	2,399,289	614,218
#* Helix Energy Solutions Group, Inc.	1,038,180	2,574,686
Helmerich & Payne, Inc.	418,561	6,224,002
# Highpoint Resources Corp.	24,246	133,840
HollyFrontier Corp.	171,229	3,169,449
#* Independence Contract Drilling, Inc.	7,128	16,568
International Seaways, Inc.	296,724	4,017,643
#* ION Geophysical Corp.	70,326	104,082
#* KLX Energy Services Holdings, Inc.	44,799	175,612
# Kosmos Energy, Ltd.	1,182,128	1,175,390
#* Laredo Petroleum, Inc.	76,496	615,028
# Liberty Oilfield Services, Inc., Class A	94,941	634,206
#* Mammoth Energy Services, Inc.	17,518	26,452
Marathon Oil Corp.	156,844	621,102
#* Matador Resources Co.	749,489	5,298,887
* Matrix Service Co.	323,250	2,456,700
* Mind Technology, Inc.	68,890	141,225
* Montage Resources Corp.	45,496	225,205
# Murphy Oil Corp.	688,052	5,311,761
# Nabors Industries, Ltd.	87,322	2,481,691
NACCO Industries, Inc., Class A	55,644	1,084,502
National Oilwell Varco, Inc.	251,430	2,112,012
* Natural Gas Services Group, Inc.	96,856	842,647
* Newpark Resources, Inc.	1,002,994	717,241
* NexTier Oilfield Solutions, Inc.	363,130	686,316
Noble Corp. P.L.C.	0	0
# Nordic American Tankers, Ltd.	52,461	152,662
#* Northern Oil and Gas, Inc.	17,872	66,126
* Oceaneering International, Inc.	872,727	3,560,726
* Oil States International, Inc.	478,988	1,192,680
* Overseas Shipholding Group, Inc., Class A	374,391	715,087
#* Par Pacific Holdings, Inc.	232,162	1,495,123
Parsley Energy, Inc., Class A	364,669	3,650,337
# Patterson-UTI Energy, Inc.	1,356,777	3,473,349
# PBF Energy, Inc., Class A	736,538	3,439,632
* PDC Energy, Inc.	977,716	11,654,375
# Peabody Energy Corp.	263,228	339,564
#* Penn Virginia Corp.	96,936	744,468
PHX Minerals, Inc.	149,089	223,634
#* PrimeEnergy Resources Corp.	145	7,468
* ProPetro Holding Corp.	446,819	1,764,935
# QEP Resources, Inc.	1,478,726	1,330,853
Range Resources Corp.	2,123,681	13,973,821
#* Renewable Energy Group, Inc.	419,888	23,681,683
* REX American Resources Corp.	54,895	3,990,318
#* RigNet, Inc.	77,183	283,262
#* Ring Energy, Inc.	272,864	139,406
#* RPC, Inc.	554,490	1,319,686
SAExploration Holdings, Inc.	0	0
* SandRidge Energy, Inc.	131,359	225,937
# Scorpio Tankers, Inc.	349,923	3,086,321
* SEACOR Holdings, Inc.	176,408	5,403,377
* SEACOR Marine Holdings, Inc.	197,134	339,070

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
ENERGY — (Continued)
* Select Energy Services, Inc., Class A	316,252	$955,081
# SFL Corp., Ltd.	580,455	3,778,762
#* SilverBow Resources, Inc.	29,434	137,457
# SM Energy Co.	160,705	258,735
#* Smart Sand, Inc.	39,001	49,921
# Solaris Oilfield Infrastructure, Inc., Class A	288,745	1,712,258
#* Southwestern Energy Co.	5,440,376	14,525,804
#* Talos Energy, Inc.	207,413	1,364,778
#* Teekay Corp.	8,100	14,256
#* Teekay Tankers, Ltd., Class A	45,530	429,348
* TETRA Technologies, Inc.	975,069	541,651
#* Tidewater, Inc.	103,294	605,303
#* Transocean, Ltd.	302,608	202,899
# US Silica Holdings, Inc.	469,966	1,278,308
#* VAALCO Energy, Inc.	268,384	226,919
Valaris P.L.C.	0	0
#* W&T Offshore, Inc.	1,249,831	1,749,763
* Westwater Resources, Inc.	5,000	20,500
World Fuel Services Corp.	500,444	10,534,346
* WPX Energy, Inc.	1,263,325	5,823,928

TOTAL ENERGY		299,520,152

FINANCIALS — (18.5%)
1st Constitution Bancorp	11,445	149,243
1st Source Corp.	227,748	7,627,281
# ACNB Corp.	15,016	313,384
# Affiliated Managers Group, Inc.	208,900	15,744,793
Alerus Financial Corp.	1,005	21,618
Allegiance Bancshares, Inc.	96,858	2,741,081
# Altabancorp	129,840	2,826,617
A-Mark Precious Metals, Inc.	84,698	2,632,414
* Ambac Financial Group, Inc.	305,184	3,747,660
American Equity Investment Life Holding Co.	828,350	20,559,647
American National Bankshares, Inc.	67,442	1,537,678
American National Group, Inc.	76,966	5,295,261
American River Bankshares	8,894	91,786
Ameris Bancorp	626,702	18,362,369
AMERISAFE, Inc.	215,842	12,730,361
AmeriServ Financial, Inc.	251,421	693,922
Argo Group International Holdings, Ltd.	250,410	8,934,629
Arrow Financial Corp.	153,830	4,210,327
Artisan Partners Asset Management, Inc., Class A	522,064	20,913,884
Associated Banc-Corp.	1,220,391	16,707,153
Associated Capital Group, Inc., Class A	2,084	66,896
Assured Guaranty, Ltd.	248,395	6,341,524
* Atlantic American Corp.	20,640	41,693
* Atlantic Capital Bancshares, Inc.	200,090	2,777,249
Atlantic Union Bankshares Corp.	634,096	16,036,288
#* Atlanticus Holdings Corp.	76,425	875,066
Auburn National BanCorp, Inc.	2,786	103,528
Axis Capital Holdings, Ltd.	135,080	5,766,565
* Axos Financial, Inc.	543,171	14,806,841
Banc of California, Inc.	479,007	5,748,084
# BancFirst Corp.	213,305	9,481,407
* Bancorp, Inc. (The)	728,805	6,996,528
BancorpSouth Bank	1,004,302	23,510,710
Bank of Commerce Holdings	69,301	555,101
Bank of Hawaii Corp.	359,812	21,819,000
Bank of Marin Bancorp	105,016	3,165,182

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Bank of NT Butterfield & Son, Ltd. (The)	122,661	$3,245,610
Bank of South Carolina Corp.	808	13,340
# Bank OZK	572,620	14,189,524
BankFinancial Corp.	134,611	989,391
# BankUnited, Inc.	309,398	7,812,299
Bankwell Financial Group, Inc.	12,116	199,914
Banner Corp.	316,436	11,666,995
# Bar Harbor Bankshares	92,250	1,883,745
* Baycom Corp.	21,582	239,560
BCB Bancorp, Inc.	80,420	731,018
Benefytt Technologies, Inc.	0	0
#* Berkshire Bancorp, Inc.	6,917	61,008
Berkshire Hills Bancorp, Inc.	359,519	4,684,533
BGC Partners, Inc., Class A	489,023	1,442,618
* Blucora, Inc.	302,057	3,005,467
# BOK Financial Corp.	35,251	2,070,644
Boston Private Financial Holdings, Inc.	868,384	5,366,613
# Bridge Bancorp, Inc.	156,179	3,051,738
* Bridgewater Bancshares, Inc.	25,337	281,494
* Brighthouse Financial, Inc.	324,416	10,738,170
BrightSphere Investment Group P.L.C.	601,260	8,297,388
Brookline Bancorp, Inc.	751,703	7,201,315
Bryn Mawr Bank Corp.	199,468	5,357,710
# Business First Bancshares, Inc.	2,305	38,286
Byline Bancorp, Inc.	36,933	485,300
C&F Financial Corp.	18,083	563,285
Cadence BanCorp.	644,296	7,229,001
» Calamos Asset Management, Inc., Class A	139,354	0
California First National Bancorp	12,327	195,383
# Cambridge Bancorp	8,186	508,269
Camden National Corp.	169,855	5,430,264
* Cannae Holdings, Inc.	237,765	8,792,550
# Capital City Bank Group, Inc.	116,348	2,479,376
Capitol Federal Financial, Inc.	1,790,134	20,550,738
Capstar Financial Holdings, Inc.	61,501	638,995
Cathay General Bancorp	802,391	18,880,260
CBTX, Inc.	19,633	371,064
CCUR Holdings, Inc.	48,574	145,722
Central Pacific Financial Corp.	244,735	3,370,001
Central Valley Community Bancorp	40,168	518,167
Century Bancorp, Inc., Class A	28,334	2,027,864
# Chemung Financial Corp.	6,674	227,450
# CIT Group, Inc.	158,798	4,676,601
Citizens & Northern Corp.	63,825	1,081,195
Citizens Community Bancorp, Inc.	2,440	18,544
Citizens Holding Co.	2,717	58,959
#* Citizens, Inc.	201,927	1,165,119
City Holding Co.	143,118	8,648,621
Civista Bancshares, Inc.	44,591	635,868
CNB Financial Corp.	112,592	2,042,419
CNO Financial Group, Inc.	855,744	15,189,456
#* Coastal Financial Corp.	690	10,253
Codorus Valley Bancorp, Inc.	23,830	320,752
#* Cohen & Co., Inc.	102	1,956
Cohen & Steers, Inc.	378,385	21,306,859
# Colony Bankcorp, Inc.	20,081	251,615
Columbia Banking System, Inc.	700,248	19,894,046
* Columbia Financial, Inc.	17,259	210,387
Community Bank System, Inc.	474,834	27,535,624

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Community Bankers Trust Corp.	113,174	$617,930
Community Trust Bancorp, Inc.	184,111	5,858,412
Community West Bancshares	6,650	53,599
ConnectOne Bancorp, Inc.	335,103	5,170,639
* Consumer Portfolio Services, Inc.	225,695	846,356
# Cowen, Inc., Class A	144,446	3,099,811
# Crawford & Co., Class A	249,332	1,595,725
Crawford & Co., Class B	198,028	1,255,498
# Cullen/Frost Bankers, Inc.	39,792	2,796,184
# Curo Group Holdings Corp.	46,768	350,292
* Customers Bancorp, Inc.	309,453	4,276,640
CVB Financial Corp.	1,254,657	21,956,497
Diamond Hill Investment Group, Inc.	39,876	5,460,619
Dime Community Bancshares, Inc.	384,244	4,860,687
Donegal Group, Inc., Class A	255,694	3,710,120
Donegal Group, Inc., Class B	5,267	62,309
* Donnelley Financial Solutions, Inc.	454,878	5,745,109
Eagle Bancorp Montana, Inc.	225	4,334
Eagle Bancorp, Inc.	326,045	9,755,266
East West Bancorp, Inc.	123,277	4,497,145
Eaton Vance Corp.	64,403	3,850,655
#* eHealth, Inc.	183,727	12,329,919
#* Elevate Credit, Inc.	133,182	335,619
Employers Holdings, Inc.	305,303	9,772,749
#* Encore Capital Group, Inc.	297,144	9,487,808
* Enova International, Inc.	450,341	6,912,734
* Enstar Group, Ltd.	89,791	15,432,379
Enterprise Bancorp, Inc.	34,116	771,363
Enterprise Financial Services Corp.	235,485	6,854,968
* Equity Bancshares, Inc., Class A	100,527	1,847,686
* Esquire Financial Holdings, Inc.	1,400	21,826
ESSA Bancorp, Inc.	49,020	623,044
Essent Group, Ltd.	352,353	14,041,267
Evans Bancorp, Inc.	19,830	452,322
Evercore, Inc., Class A	317,720	25,271,449
#* EZCORP, Inc., Class A	529,230	2,360,366
# Farmers & Merchants Bancorp, Inc.	9,380	188,163
Farmers National Banc Corp.	147,602	1,719,563
# FB Financial Corp.	224,872	6,633,724
FBL Financial Group, Inc., Class A	199,807	9,928,410
Federal Agricultural Mortgage Corp., Class A	2,089	120,838
Federal Agricultural Mortgage Corp., Class C	89,365	5,772,085
Federated Hermes, Inc., Class B	974,009	23,278,815
FedNat Holding Co.	171,274	878,636
Financial Institutions, Inc.	174,535	3,094,506
First Bancorp	278,706	6,714,028
First BanCorp	1,778,176	11,540,362
First Bancorp, Inc. (The)	83,917	1,941,000
First Bancshares, Inc. (The)	43,555	1,038,351
First Bank	42,476	318,145
First Busey Corp.	460,275	8,280,347
First Business Financial Services, Inc.	44,218	758,339
First Choice Bancorp	25,115	353,619
First Citizens BancShares, Inc., Class A	14,916	6,901,633
First Commonwealth Financial Corp.	923,510	7,960,656
First Community Bancshares, Inc.	197,936	3,756,825
First Community Corp.	1,679	23,859
First Financial Bancorp	911,747	13,037,982
# First Financial Bankshares, Inc.	918,783	27,388,921

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
First Financial Corp.	53,923	$1,872,207
First Financial Northwest, Inc.	89,174	883,714
First Foundation, Inc.	345,403	5,136,143
First Hawaiian, Inc.	401,988	6,938,313
First Horizon National Corp.	1,100,844	11,459,786
First Internet Bancorp	83,185	1,790,141
First Interstate BancSystem, Inc., Class A	382,545	13,503,838
First Merchants Corp.	532,708	13,909,006
First Mid Bancshares, Inc.	44,947	1,247,729
First Midwest Bancorp, Inc.	1,061,189	13,317,922
First Northwest Bancorp	47,994	563,930
First of Long Island Corp. (The)	237,348	3,662,280
First United Corp.	21,456	255,756
First US Bancshares, Inc.	2,966	20,762
FirstCash, Inc.	396,127	20,614,449
Flagstar Bancorp, Inc.	487,852	14,318,456
Flushing Financial Corp.	292,033	3,735,102
FNB Corp.	921,713	6,968,150
FS Bancorp, Inc.	20,142	932,776
Fulton Financial Corp.	1,591,484	17,490,409
GAMCO Investors, Inc., Class A	105,451	1,297,047
* Genworth Financial, Inc., Class A	667,856	2,624,674
German American Bancorp, Inc.	218,831	6,602,131
Glacier Bancorp, Inc.	841,566	30,128,063
# Global Indemnity Group LLC, Class A	79,077	1,938,177
Global Indemnity, Ltd.	0	0
# Goosehead Insurance, Inc., Class A	14,963	1,833,566
* Great Elm Capital Group, Inc.	1,125	2,183
Great Southern Bancorp, Inc.	150,296	6,154,621
Great Western Bancorp, Inc.	350,157	4,548,539
* Green Dot Corp., Class A	500,401	26,681,381
# Greenhill & Co., Inc.	224,593	2,903,987
#* Greenlight Capital Re, Ltd., Class A	428,612	2,893,131
Guaranty Bancshares, Inc.	23,651	683,514
Guaranty Federal Bancshares, Inc.	2,898	40,920
* Hallmark Financial Services, Inc.	146,455	396,893
Hamilton Lane, Inc., Class	123,961	8,640,082
Hancock Whitney Corp.	522,078	11,939,924
Hanmi Financial Corp.	358,405	3,222,061
Hanover Insurance Group, Inc. (The)	21,251	2,032,871
* HarborOne Bancrop, Inc.	170,558	1,603,245
Hawthorn Bancshares, Inc.	3,067	58,150
# HCI Group, Inc.	161,672	7,595,351
Heartland Financial USA, Inc.	258,255	8,506,920
Heritage Commerce Corp.	579,573	4,201,904
Heritage Financial Corp.	300,037	6,288,776
Heritage Insurance Holdings, Inc.	132,926	1,254,821
Hilltop Holdings, Inc.	1,067,639	24,352,846
Hingham Institution For Savings (The)	9,782	1,975,671
* HMN Financial, Inc.	31,931	466,193
Home Bancorp, Inc.	16,266	410,554
Home BancShares, Inc.	1,282,479	21,289,151
HomeStreet, Inc.	258,336	8,026,500
HomeTrust Bancshares, Inc.	51,389	820,682
Hope Bancorp, Inc.	1,212,435	9,784,350
Horace Mann Educators Corp.	344,488	11,681,588
Horizon Bancorp, Inc.	371,499	4,606,588
Houlihan Lokey, Inc.	238,573	14,958,527
* Howard Bancorp, Inc.	43,773	443,420

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Independence Holding Co.	10,719	$405,393
Independent Bank Corp.	295,371	16,921,805
Independent Bank Corp.	26,958	403,561
# Independent Bank Group, Inc.	268,176	13,832,518
# Interactive Brokers Group, Inc., Class A	341,938	16,265,991
International Bancshares Corp.	657,233	18,192,209
Invesco, Ltd.	131,070	1,718,328
Investar Holding Corp.	1,068	14,888
Investors Bancorp, Inc.	959,963	8,121,287
Investors Title Co.	16,153	2,156,749
James River Group Holdings, Ltd.	181,399	8,476,775
# Janus Henderson Group P.L.C.	421,883	10,251,757
Jefferies Financial Group, Inc.	540,222	10,539,731
Kearny Financial Corp.	261,876	2,199,758
Kemper Corp.	413,412	25,490,984
Kentucky First Federal Bancorp	11,174	67,379
Kingstone Cos., Inc.	103,922	604,826
Kinsale Capital Group, Inc.	94,599	17,734,475
Lake Shore Bancorp, Inc.	537	6,465
Lakeland Bancorp, Inc.	482,151	5,366,341
Lakeland Financial Corp.	249,348	12,749,163
Landmark Bancorp, Inc.	6,390	149,846
Lazard, Ltd., Class A	165,619	5,576,392
LCNB Corp.	4,512	62,085
* LendingClub Corp.	453,232	2,116,593
#* LendingTree, Inc.	108,432	35,087,511
* Limestone Bancorp, Inc.	1,480	15,688
# Live Oak Bancshares, Inc.	172,570	6,433,410
Luther Burbank Corp.	32,359	305,145
Macatawa Bank Corp.	341,662	2,456,550
Mackinac Financial Corp.	49,665	493,173
* Magyar Bancorp, Inc.	1,800	15,534
#* Maiden Holdings, Ltd.	1,180,789	1,440,563
* Malvern Bancorp, Inc.	5,936	74,022
Manning & Napier, Inc.	37,623	148,235
Marlin Business Services Corp.	121,477	886,782
#* MBIA, Inc.	909,773	5,194,804
Mercantile Bank Corp.	156,911	3,430,074
Merchants Bancorp	21,734	469,020
Mercury General Corp.	518,320	21,100,807
Meridian Bancorp, Inc.	501,980	6,249,651
Meta Financial Group, Inc.	331,915	9,738,386
* Metropolitan Bank Holding Corp.	6,661	199,497
MGIC Investment Corp.	51,921	522,325
Mid Penn Bancorp, Inc.	2,649	51,788
Midland States Bancorp, Inc.	97,443	1,451,901
MidWestOne Financial Group, Inc.	37,950	764,693
#* MMA Capital Holdings, Inc.	300	7,524
# Moelis & Co., Class A	351,447	13,073,828
* Mr Cooper Group, Inc.	281,250	5,928,750
National Bank Holdings Corp., Class A	293,270	8,842,090
National Bankshares, Inc.	236	6,414
National General Holdings Corp.	685,671	23,292,244
* National Holdings Corp.	2,600	4,654
National Western Life Group, Inc., Class A	15,821	2,683,716
Navient Corp.	1,742,287	13,955,719
NBT Bancorp, Inc.	424,345	11,618,566
Nelnet, Inc., Class A	267,548	16,331,130
New York Community Bancorp, Inc.	484,037	4,022,347

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
» NewStar Financial, Inc.	274,446	$27,884
* NI Holdings, Inc.	2,804	46,855
* Nicholas Financial, Inc.	57,617	464,393
* Nicolet Bankshares, Inc.	29,150	1,798,555
* NMI Holdings, Inc., Class A	446,606	9,597,563
#* Northeast Bank	49,442	948,792
Northfield Bancorp, Inc.	499,409	5,073,995
Northrim BanCorp, Inc.	60,780	1,735,877
Northwest Bancshares, Inc.	1,327,643	14,165,951
Norwood Financial Corp.	16,144	369,375
OceanFirst Financial Corp.	450,387	6,742,293
#* Ocwen Financial Corp.	51,891	1,198,682
OFG Bancorp	437,681	6,298,230
# Ohio Valley Banc Corp.	11,334	242,661
Old National Bancorp	1,558,626	21,789,591
Old Republic International Corp.	163,110	2,655,431
Old Second Bancorp, Inc.	239,656	2,049,059
OneMain Holdings, Inc.	131,690	4,594,664
Oppenheimer Holdings, Inc., Class A	68,996	1,729,040
Origin Bancorp, Inc.	10,600	237,122
#*» Orleans Homebuilders, Inc.	25,819	0
Orrstown Financial Services, Inc.	25,472	356,099
* Pacific Mercantile Bancorp	117,546	436,096
# Pacific Premier Bancorp, Inc.	696,201	17,753,125
PacWest Bancorp	49,032	943,376
#* Palomar Holdings, Inc.	787	70,177
# Park National Corp.	87,061	7,979,141
Parke Bancorp, Inc.	24,016	288,912
# Patriot National Bancorp, Inc.	424	2,760
PCSB Financial Corp.	31,761	427,821
Peapack-Gladstone Financial Corp.	204,760	3,456,349
Penns Woods Bancorp, Inc.	43,032	889,041
Pennymac Financial Services, Inc.	304,608	15,480,179
Peoples Bancorp of North Carolina, Inc.	7,982	138,009
Peoples Bancorp, Inc.	199,068	4,498,937
Peoples Financial Services Corp.	1,032	36,997
People’s United Financial, Inc.	332,483	3,547,594
Pinnacle Financial Partners, Inc.	39,497	1,808,568
Piper Sandler Cos.	82,196	6,859,256
PJT Partners, Inc., Class A	157,308	10,643,459
Popular, Inc.	130,875	5,522,925
#* PRA Group, Inc.	491,617	16,778,888
Preferred Bank	160,319	5,423,592
Premier Financial Bancorp, Inc.	110,725	1,384,062
Premier Financial Corp.	409,582	7,368,380
Primerica, Inc.	107,572	11,858,737
ProAssurance Corp.	382,761	5,906,002
Prosperity Bancshares, Inc.	7,573	417,348
Protective Insurance Corp., Class A	1,471	21,477
Protective Insurance Corp., Class B	84,422	1,110,149
Provident Bancorp, Inc.	3,898	33,601
Provident Financial Holdings, Inc.	66,843	846,232
Provident Financial Services, Inc.	601,113	8,157,103
Prudential Bancorp, Inc.	19,468	225,634
Pzena Investment Management, Inc., Class A	203,454	1,055,926
QCR Holdings, Inc.	129,799	4,027,663
Radian Group, Inc.	11,900	213,605
RBB Bancorp	44,465	567,818
# Red River Bancshares, Inc.	835	37,917

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
* Regional Management Corp.	126,601	$2,572,532
# Reliant Bancorp, Inc.	2,298	38,721
# Renasant Corp.	512,924	14,623,463
Republic Bancorp, Inc., Class A	95,644	3,187,815
* Republic First Bancorp, Inc.	337,296	752,170
Richmond Mutual Bancorp, Inc.	1,932	21,155
Riverview Bancorp, Inc.	249,307	1,169,250
RLI Corp.	396,985	34,418,599
S&T Bancorp, Inc.	329,106	6,513,008
Safeguard Scientifics, Inc.	281,008	1,635,467
Safety Insurance Group, Inc.	162,285	11,359,950
# Salisbury Bancorp, Inc.	2,658	89,947
# Sandy Spring Bancorp, Inc.	304,370	7,715,779
Santander Consumer USA Holdings, Inc.	19,717	401,044
SB Financial Group, Inc.	790	12,119
* Seacoast Banking Corp. of Florida	375,531	8,066,406
* Security National Financial Corp., Class A	2,489	16,403
* Select Bancorp, Inc.	43,198	321,825
Selective Insurance Group, Inc.	553,103	28,794,542
# ServisFirst Bancshares, Inc.	401,524	14,816,236
Severn Bancorp, Inc.	1,000	6,200
# Shore Bancshares, Inc.	59,102	639,484
Sierra Bancorp	172,475	3,421,904
Signature Bank	7,776	627,834
Silvercrest Asset Management Group, Inc., Class A	31,180	352,022
Simmons First National Corp., Class A	897,177	15,243,037
SLM Corp.	639,719	5,879,018
SmartFinancial, Inc.	31,408	469,236
Sound Financial Bancorp, Inc.	100	2,840
South State Corp.	523,699	32,155,119
* Southern First Bancshares, Inc.	77,516	2,080,529
Southern Missouri Bancorp, Inc.	34,890	888,997
Southern National Bancorp of Virginia, Inc.	85,717	828,026
Southside Bancshares, Inc.	310,575	8,373,102
Spirit of Texas Bancshares, Inc.	7,263	92,313
State Auto Financial Corp.	390,958	4,824,422
Sterling Bancorp	1,348,401	18,041,605
Sterling Bancorp, Inc.	52,101	183,917
Stewart Information Services Corp.	281,477	11,931,810
Stifel Financial Corp.	528,881	30,918,383
# Stock Yards Bancorp, Inc.	222,696	8,511,441
* StoneX Group, Inc.	189,195	10,023,551
Summit Financial Group, Inc.	29,676	534,465
Summit State Bank	743	8,931
Synovus Financial Corp.	122,337	3,180,762
TCF Financial Corp.	1,059,329	28,824,342
Territorial Bancorp, Inc.	81,521	1,729,060
* Texas Capital Bancshares, Inc.	352,716	15,872,220
TFS Financial Corp.	10,600	166,526
* Third Point Reinsurance, Ltd.	263,598	2,050,792
Timberland Bancorp, Inc.	97,034	1,848,498
Tiptree, Inc.	330,369	1,608,897
Tompkins Financial Corp.	140,542	7,868,947
Towne Bank	576,608	10,482,733
TriCo Bancshares	243,196	7,035,660
* TriState Capital Holdings, Inc.	333,563	4,199,558
* Triumph Bancorp, Inc.	146,154	6,157,468
* Trupanion, Inc.	16,704	1,195,004
TrustCo Bank Corp. NY	1,112,540	6,113,407

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Trustmark Corp.	685,362	$16,030,617
UMB Financial Corp.	447,996	27,269,517
Umpqua Holdings Corp.	474,961	5,965,510
* Unico American Corp.	11,600	58,928
Union Bankshares, Inc.	2,252	46,797
# United Bancshares, Inc.	900	18,270
# United Bankshares, Inc.	842,321	22,094,080
United Community Banks, Inc.	779,213	16,316,720
United Fire Group, Inc.	202,892	4,167,402
United Insurance Holdings Corp.	406,909	1,786,331
United Security Bancshares	43,282	269,214
Unity Bancorp, Inc.	53,536	750,575
Universal Insurance Holdings, Inc.	322,538	4,022,049
Univest Financial Corp.	286,986	4,551,598
Unum Group	274,601	4,849,454
Valley National Bancorp	3,027,250	23,128,190
Value Line, Inc.	26,994	736,936
Veritex Holdings, Inc.	4,507	88,923
# Victory Capital Holdings, Inc., Class A	6,311	115,744
Virtu Financial, Inc., Class A	264,842	5,662,322
Virtus Investment Partners, Inc.	93,903	14,982,224
# Waddell & Reed Financial, Inc., Class A	706,007	10,837,207
Walker & Dunlop, Inc.	337,929	21,248,976
Washington Federal, Inc.	742,616	15,810,295
Washington Trust Bancorp, Inc.	177,153	5,982,457
Waterstone Financial, Inc.	306,294	5,170,243
Webster Financial Corp.	134,640	4,336,754
WesBanco, Inc.	568,047	13,797,862
West BanCorp, Inc.	176,811	2,933,294
Westamerica BanCorp.	204,020	10,684,527
Western Alliance Bancorp	127,334	5,246,161
Western New England Bancorp, Inc.	278,797	1,605,871
Westwood Holdings Group, Inc.	94,119	909,190
White Mountains Insurance Group, Ltd.	21,980	19,965,093
Wintrust Financial Corp.	284,784	14,019,916
# WisdomTree Investments, Inc.	886,746	3,227,755
#* World Acceptance Corp.	83,696	7,029,627
WSFS Financial Corp.	471,089	14,928,810
# WVS Financial Corp.	4,423	60,993
Zions Bancorp NA	17,509	565,015

TOTAL FINANCIALS		2,553,671,863

HEALTH CARE — (10.0%)
#* Abeona Therapeutics, Inc.	17,895	19,148
#* AC Immune SA	3,624	17,468
* Acadia Healthcare Co., Inc.	770,335	27,462,443
#* Accuray, Inc.	1,037,570	3,019,329
* Acer Therapeutics, Inc.	2,509	6,122
» Achillion Pharmaceuticals, Inc.	2,084,145	359,515
#* Aclaris Therapeutics, Inc.	6,719	25,801
* Addus HomeCare Corp.	136,561	13,324,257
#* Adverum Biotechnologies, Inc.	603,335	6,582,385
#* Aeglea BioTherapeutics, Inc.	186,663	1,433,572
#* Aerie Pharmaceuticals Inc.	20,457	217,049
* Affimed NV	94,326	298,070
* Agios Pharmaceuticals, Inc.	109,973	4,406,618
#* Akebia Therapeutics, Inc.	345,259	766,475
#* Albireo Pharma, Inc.	79,290	2,502,392
* Aldeyra Therapeutics, Inc.	54,044	361,014

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (10.0%)
* Alector, Inc.	2,286	$21,511
* Alkermes P.L.C.	154,031	2,503,004
* Allied Healthcare Products, Inc.	4,853	23,925
* Allscripts Healthcare Solutions, Inc.	1,470,783	14,825,493
* Altimmune, Inc.	22,499	257,614
#* AMAG Pharmaceuticals, Inc.	82,833	1,136,469
* Amedisys, Inc.	154,144	39,923,296
* American Renal Associates Holdings, Inc.	280,753	3,225,852
* American Shared Hospital Services	11,689	21,157
* Amicus Therapeutics, Inc.	65,722	1,171,823
* AMN Healthcare Services, Inc.	417,481	27,253,160
#* Amneal Pharmaceuticals, Inc.	2,344	9,751
* Amphastar Pharmaceuticals, Inc.	404,561	7,925,350
* AnaptysBio, Inc.	47,216	1,390,983
* AngioDynamics, Inc.	366,783	3,792,536
#* ANI Pharmaceuticals, Inc.	144,948	3,694,725
#* Anika Therapeutics, Inc.	164,029	5,350,626
#* Antares Pharma, Inc.	13,169	35,951
#* Apollo Medical Holdings, Inc.	2,107	36,367
* Applied Genetic Technologies Corp.	293,500	1,514,460
#* Aptevo Therapeutics, Inc.	2,302	14,871
#* Aptinyx, Inc.	5,604	16,420
# Apyx Medical Corp.	98,692	594,126
* AquaBounty Technologies Inc.	2,500	9,500
» Aquamed Technologies, Inc.	5,362	0
#* Aravive, Inc.	61,365	284,120
* Arcus Biosciences, Inc.	35,209	767,556
* Ardelyx, Inc.	764,618	3,907,198
* Arena Pharmaceuticals, Inc.	120,577	10,335,860
#* Arvinas Inc.	780	16,310
* Assembly Biosciences, Inc.	136,750	2,015,695
* Assertio Holdings, Inc.	596,363	369,745
* Atara Biotherapeutics, Inc.	144,886	1,870,478
#* Atossa Therapeutics, Inc.	8,651	12,890
* AtriCure, Inc.	31,673	1,094,619
Atrion Corp.	12,066	7,253,476
* aTyr Pharma, Inc.	1,084	3,436
#* Avanos Medical, Inc.	407,601	14,408,695
#* Avrobio, Inc.	8,693	124,136
#* Axcella Health, Inc.	2,000	8,480
#* AxoGen, Inc.	75,617	953,530
Baudax Bio, Inc.	0	0
#* BioDelivery Sciences International, Inc.	66,761	210,965
#* BioLife Solutions, Inc.	9,614	276,018
* BioSpecifics Technologies Corp.	102,979	9,072,450
* BioTelemetry, Inc.	309,113	13,162,032
#* Bluebird Bio, Inc.	53,879	2,786,083
* Brookdale Senior Living, Inc.	1,536,051	4,515,990
* Calithera Biosciences, Inc.	414,197	1,466,257
# Cantel Medical Corp.	336,998	16,121,984
#* Cara Therapeutics, Inc.	1,956	25,937
* Cardiovascular Systems, Inc.	6,242	222,527
* CareDx, Inc.	25,478	1,249,696
#* CASI Pharmaceuticals, Inc.	4,800	11,280
#* Cassava Sciences, Inc.	9,944	81,640
* Castlight Health, Inc., Class B	395,408	349,106
#* Catabasis Pharmaceuticals, Inc.	63,154	84,626
* Catalyst Biosciences, Inc.	187,372	1,026,799
* Catalyst Pharmaceuticals, Inc.	139,526	414,392

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
#* Celldex Therapeutics, Inc.	59,554	$943,335
* Cellular Biomedicine Group, Inc.	3,935	70,869
#* Champions Oncology, Inc.	87,476	768,039
Check Cap, Ltd.	0	0
#* Chembio Diagnostics, Inc.	5,226	24,771
* ChemoCentryx, Inc.	284,108	13,637,184
#* Chiasma, Inc.	30,405	114,019
* Chimerix, Inc.	682,990	1,823,583
* Chinook Therapeutics, Inc.	50,026	617,821
* Cidara Therapeutics, Inc.	14,987	39,116
Clementia Pharmaceuticals, Inc.	0	0
#* Cocrystal Pharma, Inc.	158,458	132,202
#* Codexis, Inc.	33,382	444,314
#* Collegium Pharmaceutical, Inc.	223,363	3,982,562
#* Community Health Systems, Inc.	671,618	4,190,896
Computer Programs and Systems, Inc.	109,495	3,053,816
* Concert Pharmaceuticals, Inc.	385,754	3,980,981
# CONMED Corp.	209,252	16,315,378
#» Contra Aduro Biotech I	57,165	572
» Contra Clementia Pharm Inc.	2,928	0
» Contra Pfenex, Inc.	139,106	104,330
#* Corcept Therapeutics, Inc.	594,113	9,969,216
* CorVel Corp.	175,863	16,042,223
#* Corvus Pharmaceuticals, Inc.	201,256	796,974
#* Covetrus, Inc.	100,905	2,491,344
#* CRISPR Therapeutics AG	3,866	354,976
* Cross Country Healthcare, Inc.	477,655	3,749,592
* CryoLife, Inc.	338,592	5,674,802
#* Cumberland Pharmaceuticals, Inc.	160,805	474,375
#* Cutera, Inc.	185,955	3,520,128
#* Cyclerion Therapeutics, Inc.	3,599	8,422
* Cymabay Therapeutics, Inc.	421,975	3,510,832
* CytomX Therapeutics, Inc.	179,820	1,190,408
* Denali Therapeutics, Inc.	47,117	2,015,665
#* Digirad Corp.	12,540	31,601
#* Dyadic International, Inc.	2,130	15,208
* Eagle Pharmaceuticals, Inc.	94,334	4,388,418
#* Eiger BioPharmaceuticals, Inc.	8,280	73,526
#» Elanco Animal Health, Inc.	600,356	0
#* Electromed, Inc.	42,322	351,696
* Emergent BioSolutions, Inc.	321,773	28,949,917
* Enanta Pharmaceuticals, Inc.	176,517	7,701,437
#* Endo International P.L.C.	853,715	3,901,478
Ensign Group, Inc. (The)	513,642	30,222,695
Envista Holdings Corp.	190,655	5,037,105
#* Enzo Biochem, Inc.	589,984	1,073,771
#* Epizyme, Inc.	188,335	2,327,821
#* Evolent Health, Inc., Class A	693,989	6,898,251
#* FibroGen, Inc.	90,586	3,476,691
* Five Prime Therapeutics, Inc.	287,702	1,311,921
#* Five Star Senior Living, Inc.	19,050	87,059
#* Fluidigm Corp.	86,318	495,465
* FONAR Corp.	63,510	1,247,336
* Fulgent Genetics, Inc.	740	24,072
#* G1 Therapeutics, Inc.	104,308	1,146,345
#* Global Blood Therapeutics, Inc.	98,124	5,188,797
* Globus Medical, Inc., Class A	91,204	4,753,552
#* GlycoMimetics, Inc.	324,821	909,499
#* Gritstone Oncology, Inc.	3,550	9,692

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
* Haemonetics Corp.	25,488	$2,576,582
* Hanger, Inc.	101,242	1,768,698
#* Harpoon Therapeutics, Inc.	1,323	19,144
#* Harrow Health, Inc.	8,401	39,989
* Harvard Bioscience, Inc.	538,263	1,819,329
* HealthStream, Inc.	289,461	5,297,136
#* Heron Therapeutics, Inc.	44,608	727,556
#* Heska Corp.	62,565	7,340,751
* HMS Holdings Corp.	740,656	19,716,263
* Horizon Therapeutics P.L.C.	57,301	4,293,564
* ICU Medical, Inc.	45,226	8,040,731
* InfuSystem Holdings, Inc.	19,898	245,143
#* Innoviva, Inc.	745,507	8,058,931
#* Inogen, Inc.	157,409	4,597,917
* Inovalon Holdings, Inc., Class A	27,164	515,844
* Integer Holdings Corp.	277,986	16,248,282
* Integra LifeSciences Holdings Corp.	74,830	3,300,003
#* Intellia Therapeutics, Inc.	300,234	7,187,602
#* Interpace Biosciences, Inc.	3,800	13,262
* Intersect ENT, Inc.	29,147	451,778
* Intra-Cellular Therapies, Inc.	558,515	13,778,565
#* IntriCon Corp.	107,704	1,346,300
# Invacare Corp.	476,000	3,860,360
#* iRadimed Corp.	4,577	103,669
* IRIDEX Corp.	60,332	107,391
#* Ironwood Pharmaceuticals, Inc.	149,434	1,476,408
* IVERIC bio, Inc.	9,772	57,850
#* Joint Corp. (The)	37,501	702,769
#* Jounce Therapeutics, Inc.	280,210	2,331,347
#* Kala Pharmaceuticals, Inc.	227,399	1,500,833
#* KalVista Pharmaceuticals, Inc.	43,565	749,754
#* Karyopharm Therapeutics, Inc.	181,154	2,684,702
Kewaunee Scientific Corp.	16,674	137,560
#* Kindred Biosciences, Inc.	459,971	1,605,299
* Kiniksa Pharmaceuticals, Ltd., Class A	1,290	20,201
#* Krystal Biotech, Inc.	649	27,901
* Kura Oncology, Inc.	139,577	4,361,781
#* Lannett Co., Inc.	46,965	301,985
#* Lantheus Holdings, Inc.	518,141	5,627,011
# LeMaitre Vascular, Inc.	271,104	8,805,458
#* LENSAR, Inc.	102,775	1,003,084
#* Lexicon Pharmaceuticals Inc.	5,900	6,549
* LHC Group, Inc.	229,071	49,605,325
#* Ligand Pharmaceuticals, Inc.	81,365	6,708,544
# Lineage Cell Therapeutics, Inc.	54,828	60,311
* LivaNova P.L.C.	187,485	9,437,995
Luminex Corp.	375,629	8,278,863
#* Lumos Pharma, Inc.	1,299	18,706
* MacroGenics, Inc.	419,332	8,139,234
#* Madrigal Pharmaceuticals, Inc.	21,937	2,791,483
* Magellan Health, Inc.	210,306	15,198,815
#* Magenta Therapeutics, Inc.	1,753	11,061
#* Marinus Pharmaceuticals, Inc.	11,039	143,949
#* Marker Therapeutics, Inc.	6,300	8,568
*» MedCath Corp.	65,962	0
* MEDNAX, Inc.	215,973	2,753,656
* Medpace Holdings, Inc.	188,345	20,894,994
* MEI Pharma, Inc.	76,000	197,600
* Meridian Bioscience, Inc.	508,216	8,715,904

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
* Merit Medical Systems, Inc.	470,929	$23,569,996
# Merrimack Pharmaceuticals, Inc.	130,211	502,614
* Mersana Therapeutics, Inc.	10,600	191,012
# Mesa Laboratories, Inc.	1,228	321,011
#* Minerva Neurosciences, Inc.	431,782	1,386,020
#* Misonix, Inc.	77,587	881,388
#* Molecular Templates, Inc.	87,108	770,035
* MTBC, Inc.	344	2,638
* MyoKardia, Inc.	17,277	3,861,928
* Myriad Genetics, Inc.	644,683	8,013,410
#* NantKwest, Inc.	5,502	41,320
National HealthCare Corp.	62,455	3,953,401
National Research Corp.	148,908	7,713,434
* Natus Medical, Inc.	310,719	5,658,193
#* Nektar Therapeutics	132,745	2,102,681
* Neogen Corp.	322,589	22,497,357
#* NeoGenomics, Inc.	446,463	17,514,743
#* Neoleukin Therapeutics, Inc.	50,332	527,983
* NextGen Healthcare, Inc.	582,724	7,925,046
#* NGM Biopharmaceuticals, Inc.	525	9,104
* NuVasive, Inc.	434,870	19,321,274
#* ObsEva SA	52,960	100,094
#* Omnicell, Inc.	336,436	29,118,536
#* Oncocyte Corp.	4,500	6,660
* Opiant Pharmaceuticals, Inc.	2,884	19,871
#* OPKO Health, Inc.	1,709,397	6,017,077
Option Care Health, Inc.	0	0
* OraSure Technologies, Inc.	569,827	8,513,215
* Orthofix Medical, Inc.	184,881	5,779,380
#* OrthoPediatrics Corp.	12,556	559,998
* Otonomy, Inc.	331,397	1,186,401
Owens & Minor, Inc.	785,746	19,737,940
#* Oxford Immunotec Global P.L.C.	43,080	484,219
#* Pacira BioSciences, Inc.	175,044	9,154,801
# Patterson Cos., Inc.	640,845	15,941,019
#* PDL BioPharma, Inc.	1,354,466	2,912,102
# PDS Biotechnology Corp.	5,426	10,798
* Pennant Group, Inc.	242,159	10,088,344
#* PetIQ, Inc.	129,623	3,702,033
#* PhaseBio Pharmaceuticals, Inc.	2,400	6,552
Phibro Animal Health Corp., Class A	186,356	3,063,693
#* Pieris Pharmaceuticals, Inc.	54,785	137,510
#* Precipio, Inc.	2,700	5,238
Premier, Inc., Class A	30,830	1,009,066
* Prestige Consumer Healthcare, Inc.	458,432	15,142,009
#* Prevail Therapeutics, Inc.	880	8,615
Principia Biopharma, Inc.	0	0
#* Pro-Dex, Inc.	24,425	856,096
#» Progenic Pharmaceuticals, Inc.	310,647	13,265
ProPhase Labs, Inc.	259	1,875
* Protagonist Therapeutics, Inc.	266,098	5,042,557
#* Protalix BioTherapeutics, Inc.	3,000	9,810
#* Prothena Corp. P.L.C.	423,043	4,615,399
* Providence Service Corp. (The)	142,004	16,692,570
Psychemedics Corp.	54,732	206,340
* Quidel Corp.	277,897	74,556,986
* R1 RCM, Inc.	155,958	2,794,767
* RadNet, Inc.	516,719	7,497,593
#* REGENXBIO, Inc.	166,389	4,785,348

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
* Repligen Corp.	77,157	$12,852,041
* Retractable Technologies, Inc.	1,700	12,478
#* Retrophin, Inc.	423,528	8,572,207
#* Revance Therapeutics, Inc.	189,134	4,894,788
* Rexahn Pharmaceuticals, Inc.	984	2,116
* Rhythm Pharmaceuticals, Inc.	45,788	969,332
#* Rigel Pharmaceuticals, Inc.	619,382	1,536,067
#* Rocket Pharmaceuticals, Inc.	30,840	861,670
#* Sage Therapeutics, Inc.	39,919	2,929,256
#* Sangamo Therapeutics, Inc.	446,240	4,614,122
* Savara, Inc.	6,691	6,959
* scPharmaceuticals, Inc.	2,339	20,162
* SeaSpine Holdings Corp.	258,896	3,303,513
* Select Medical Holdings Corp.	1,254,459	26,318,550
#* SELLAS Life Sciences Group, Inc.	9,207	23,570
#* Sharps Compliance Corp.	6,267	37,351
#* Shockwave Medical, Inc.	9,688	661,884
* SI-BONE, Inc.	662	13,882
#* Sientra, Inc.	205,562	867,472
#* SIGA Technologies, Inc.	96,927	619,364
# Simulations Plus, Inc.	209,729	13,594,634
#* Solid Biosciences, Inc.	17,686	57,833
* Spectrum Pharmaceuticals, Inc.	274,034	939,937
#* Spero Therapeutics, Inc.	35,242	462,023
#* STAAR Surgical Co.	66,631	4,830,747
* Strata Skin Sciences, Inc.	26,318	32,898
#* Strongbridge Biopharma P.L.C.	714	1,392
* Supernus Pharmaceuticals, Inc.	466,544	8,565,748
#* Surface Oncology, Inc.	11,860	99,387
#* Surgalign Holdings, Inc.	948,951	1,651,175
* Surgery Partners, Inc.	229,118	4,999,355
* Surmodics, Inc.	147,726	5,428,930
* Syndax Pharmaceuticals, Inc.	372,057	6,477,512
* Synlogic, Inc.	225,217	418,904
#* Syros Pharmaceuticals, Inc.	171,055	1,140,937
#* Tabula Rasa HealthCare, Inc.	4,789	165,412
#* Tactile Systems Technology, Inc.	25,617	937,070
* Taro Pharmaceutical Industries, Ltd.	29,743	1,743,832
* Tenet Healthcare Corp.	1,012,085	24,836,566
» Tetraphase Pharmaceuticals, Inc.	2,198	440
* Tracon Pharmaceuticals, Inc.	5,100	23,664
#* Triple-S Management Corp., Class B	218,155	4,040,231
#* Ultragenyx Pharmaceutical, Inc.	146,808	14,754,204
* United Therapeutics Corp.	170,250	22,852,657
# US Physical Therapy, Inc.	116,402	9,234,171
Utah Medical Products, Inc.	47,775	3,965,325
* Vanda Pharmaceuticals, Inc.	156,680	1,674,909
#* Varex Imaging Corp.	248,759	3,333,371
#* Veracyte, Inc.	6,697	232,118
* Verastem, Inc.	76,086	91,303
* Vericel Corp.	123,125	2,281,506
#* ViewRay, Inc.	39,473	117,235
#* Viking Therapeutics, Inc.	8,126	45,749
#* Vocera Communications, Inc.	79,580	2,608,632
* Voyager Therapeutics, Inc.	3,231	34,346
#* Wright Medical Group NV	843,019	25,787,951
* X4 Pharmaceuticals, Inc.	1,862	10,688
#* Xencor, Inc.	94,555	3,629,021
* Yield10 Bioscience, Inc.	616	3,382

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
#* Zogenix, Inc.	143,111	$3,051,127
#* Zynex, Inc.	9,845	126,114

TOTAL HEALTH CARE		1,375,482,607

INDUSTRIALS — (19.9%)
# AAON, Inc.	493,516	28,826,270
AAR Corp.	257,312	5,007,292
ABM Industries, Inc.	582,551	20,226,171
* Acacia Research Corp.	314,332	990,146
ACCO Brands Corp.	936,656	4,936,177
Acme United Corp.	21,615	609,543
Acuity Brands, Inc.	13,017	1,160,335
Advanced Drainage Systems, Inc.	287,380	18,228,513
* Aegion Corp.	268,699	3,791,343
#* Aerojet Rocketdyne Holdings, Inc.	733,114	23,767,556
* Aerovironment, Inc.	216,695	16,546,830
AGCO Corp.	20,846	1,605,767
Air Lease Corp.	218,127	5,941,779
* Air Transport Services Group, Inc.	591,272	16,579,267
Alamo Group, Inc.	105,457	12,689,641
Albany International Corp., Class A	282,351	14,382,960
Allegiant Travel Co.	145,398	19,593,834
Allied Motion Technologies, Inc.	141,107	5,331,022
Allison Transmission Holdings, Inc.	82,281	2,974,458
#* Alpha Pro Tech, Ltd.	20,453	290,228
Altra Industrial Motion Corp.	133,035	5,688,577
#* Ameresco, Inc., Class A	218,463	8,386,795
#* American Superconductor Corp.	18,008	250,491
* American Woodmark Corp.	169,136	13,972,325
* AMREP Corp.	8,340	54,293
Apogee Enterprises, Inc.	280,876	6,710,128
Applied Industrial Technologies, Inc.	342,750	20,924,888
ARC Document Solutions, Inc.	371,259	434,373
ArcBest Corp.	220,621	6,733,353
Arcosa, Inc.	48,512	2,239,799
Argan, Inc.	152,825	6,294,862
* Armstrong Flooring, Inc.	235,022	695,665
Armstrong World Industries, Inc.	416,848	24,969,195
* Art’s-Way Manufacturing Co., Inc.	400	936
* ASGN, Inc.	467,723	31,187,770
Astec Industries, Inc.	223,584	11,358,067
* Astronics Corp.	114,086	730,150
* Astronics Corp., Class B	46,658	298,611
* Atkore International Group, Inc.	260,996	5,400,007
* Atlas Air Worldwide Holdings, Inc.	271,404	16,056,261
* Avalon Holdings Corp., Class A	19,443	33,053
* Avis Budget Group, Inc.	412,990	13,905,373
* Axon Enterprise, Inc.	108,824	10,762,694
AZZ, Inc.	254,274	8,541,064
Barnes Group, Inc.	472,861	17,353,999
Barrett Business Services, Inc.	91,135	5,399,749
* Beacon Roofing Supply, Inc.	659,556	20,248,369
BG Staffing, Inc.	75,289	600,053
* Blue Bird Corp.	174,820	2,017,423
* BMC Stock Holdings, Inc.	393,579	15,581,793
Brady Corp., Class A	436,930	16,481,000
* BrightView Holdings, Inc.	46,899	573,575
# Brink’s Co. (The)	367,845	15,754,801
#* Broadwind, Inc.	23,943	89,068

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
* Builders FirstSource, Inc.	995,625	$30,167,438
CAI International, Inc.	177,215	4,669,615
#* Capstone Turbine Corp.	4,200	19,320
* Casella Waste Systems, Inc., Class A	437,707	23,631,801
* CBIZ, Inc.	439,302	9,958,976
* CECO Environmental Corp.	430,405	3,047,267
* Chart Industries, Inc.	328,459	27,738,363
Chicago Rivet & Machine Co.	4,772	98,423
#* Cimpress P.L.C.	241,194	17,703,640
* CIRCOR International, Inc.	265,919	7,419,140
* Civeo Corp.	903,840	646,336
* Clean Harbors, Inc.	482,360	25,550,609
* Colfax Corp.	793,731	21,581,546
Columbus McKinnon Corp.	210,740	7,141,979
Comfort Systems USA, Inc.	334,048	15,299,398
#* Commercial Vehicle Group, Inc.	434,386	2,541,158
CompX International, Inc.	9,814	124,049
#* Construction Partners, Inc., Class A	43,562	887,794
Copa Holdings SA, Class A	81,076	3,995,425
CoreLogic, Inc.	390,066	30,007,777
#* Cornerstone Building Brands, Inc.	263,320	2,019,664
# Costamare, Inc.	427,710	2,433,670
Covanta Holding Corp.	1,282,054	11,641,050
* Covenant Logistics Group, Inc.	182,912	2,518,698
#* CPI Aerostructures, Inc.	102,929	234,678
CRA International, Inc.	60,296	2,469,121
Crane Co.	1,800	91,350
CSW Industrials, Inc.	130,632	11,172,955
# Cubic Corp.	247,432	14,625,706
#* Daseke, Inc.	26,514	174,197
Deluxe Corp.	347,109	7,442,017
#* Document Security Systems, Inc.	1,100	5,049
Douglas Dynamics, Inc.	274,104	9,349,687
* Ducommun, Inc.	114,822	3,777,644
* DXP Enterprises, Inc.	227,863	3,563,777
#* Dycom Industries, Inc.	310,222	20,145,817
#* Eagle Bulk Shipping, Inc.	36,524	502,570
Eastern Co. (The)	41,395	847,356
* Echo Global Logistics, Inc.	304,792	8,220,240
EMCOR Group, Inc.	173,132	11,805,871
Encore Wire Corp.	174,775	8,076,353
#* Energous Corp.	7,112	16,429
* Energy Focus, Inc.	1,300	8,502
#* Energy Recovery, Inc.	33,974	329,208
# Enerpac Tool Group Corp.	577,092	10,289,550
EnerSys	377,469	27,026,780
Ennis, Inc.	184,636	2,813,853
EnPro Industries, Inc.	191,883	11,324,935
ESCO Technologies, Inc.	210,644	17,628,796
Espey Manufacturing & Electronics Corp.	13,081	246,517
#* EVI Industries, Inc.	9,986	291,691
* Evoqua Water Technologies Corp.	77,535	1,777,878
* ExOne Co. (The)	10,900	109,545
Exponent, Inc.	475,762	33,108,278
Federal Signal Corp.	623,757	17,889,351
Flowserve Corp.	158,156	4,605,503
Fluor Corp.	129,651	1,471,539
* Forrester Research, Inc.	195,590	7,225,095
Forward Air Corp.	269,032	16,940,945

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
* Franklin Covey Co.	169,808	$2,873,151
Franklin Electric Co., Inc.	431,027	25,745,243
#* FreightCar America, Inc.	124,396	187,838
* FTI Consulting, Inc.	319,677	31,475,397
* Gates Industrial Corp. P.L.C.	31,522	349,894
# GATX Corp.	311,523	21,270,790
Genco Shipping & Trading, Ltd.	249,980	1,614,871
* Gencor Industries, Inc.	154,949	1,791,210
* Generac Holdings, Inc.	134,653	28,297,328
* Gibraltar Industries, Inc.	262,738	15,094,298
* GMS, Inc.	229,713	5,191,514
Golden Ocean Group, Ltd.	0	0
* Goldfield Corp. (The)	460,270	2,131,050
Gorman-Rupp Co. (The)	324,866	10,087,089
* GP Strategies Corp.	196,182	1,893,156
# GrafTech International, Ltd.	717,002	4,839,764
Graham Corp.	119,072	1,571,750
# Granite Construction, Inc.	420,185	8,113,772
* Great Lakes Dredge & Dock Corp.	672,333	6,945,200
# Greenbrier Cos., Inc. (The)	312,822	8,439,938
Griffon Corp.	319,768	6,855,826
H&E Equipment Services, Inc.	346,697	7,294,505
* Harsco Corp.	666,050	8,592,045
Hawaiian Holdings, Inc.	485,784	6,728,108
#* HC2 Holdings, Inc.	83,752	180,067
# Healthcare Services Group, Inc.	551,150	12,610,312
Heartland Express, Inc.	784,004	14,355,113
Heidrick & Struggles International, Inc.	217,119	4,961,169
Helios Technologies, Inc.	249,113	10,422,888
* Herc Holdings, Inc.	196,597	8,721,043
* Heritage-Crystal Clean, Inc.	221,327	3,647,469
Herman Miller, Inc.	539,443	16,436,828
#* Hertz Global Holdings, Inc.	1,421,528	995,070
* Hill International, Inc.	597,315	788,456
HNI Corp.	408,594	13,299,735
* Houston Wire & Cable Co.	382,154	1,050,924
* Hub Group, Inc., Class A	326,126	16,348,696
* Hudson Global, Inc.	673	6,932
Hurco Cos., Inc.	56,279	1,679,365
* Huron Consulting Group, Inc.	215,775	8,169,242
#* Huttig Building Products, Inc.	301,485	1,022,034
Hyster-Yale Materials Handling, Inc.	117,383	4,977,039
* IAA, Inc.	4,389	248,374
ICF International, Inc.	151,773	9,924,436
* IES Holdings, Inc	219,302	7,000,120
Innovative Solutions & Support, Inc.	48,117	294,957
Insperity, Inc.	165,811	12,697,806
Insteel Industries, Inc.	244,161	5,312,943
Interface, Inc.	539,749	3,308,661
* JELD-WEN Holding, Inc.	312,737	6,576,859
* JetBlue Airways Corp.	173,267	2,074,006
John Bean Technologies Corp.	297,727	25,000,136
Kadant, Inc.	64,888	7,469,907
Kaman Corp.	237,832	9,432,417
KAR Auction Services, Inc.	167,664	2,441,188
Kelly Services, Inc., Class A	263,047	4,571,757
Kennametal, Inc.	681,267	21,119,277
Kforce, Inc.	275,740	9,568,178
Kimball International, Inc., Class B	494,137	5,089,611

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
* Kirby Corp.	57,831	$2,225,915
Knoll, Inc.	494,303	5,664,712
Korn Ferry	491,280	14,831,743
* Kratos Defense & Security Solutions, Inc.	988,939	18,681,058
Landstar System, Inc.	117,570	14,660,979
* Lawson Products, Inc.	116,390	4,796,432
* LB Foster Co., Class A	128,396	1,741,050
* Limbach Holdings, Inc	92,350	824,686
Lincoln Electric Holdings, Inc.	11,795	1,200,967
Lindsay Corp.	80,064	8,430,739
* LS Starrett Co. (The), Class A	15,192	39,955
LSI Industries, Inc.	520,949	3,563,291
#* Lydall, Inc.	191,547	3,790,715
Macquarie Infrastructure Corp.	523,272	13,500,418
#* Manitex International, Inc.	169,595	697,035
* Manitowoc Co., Inc. (The)	368,815	2,777,177
ManpowerGroup, Inc.	22,600	1,533,862
Marten Transport, Ltd.	611,200	9,378,864
* Masonite International Corp.	97,486	8,578,768
#* MasTec, Inc.	443,466	22,013,652
* Mastech Digital, Inc.	81,683	1,280,789
Matson, Inc.	417,256	21,676,449
Matthews International Corp., Class A	309,137	6,748,461
Maxar Technologies, Inc.	15,385	396,471
McGrath RentCorp.	184,072	10,506,830
* Mercury Systems, Inc.	276,450	19,041,876
* Meritor, Inc.	836,343	20,356,589
* Mesa Air Group, Inc.	23,566	74,469
#* Middleby Corp. (The)	16,600	1,652,364
Miller Industries, Inc.	94,730	2,836,216
* Mistras Group, Inc.	211,356	786,244
Moog, Inc., Class A	286,185	17,855,082
* Morgan Group Holding Co.	46	286
* MRC Global, Inc.	798,443	3,401,367
MSA Safety, Inc.	290,106	38,270,784
MSC Industrial Direct Co., Inc., Class A	18,543	1,291,705
Mueller Industries, Inc.	547,299	15,833,360
Mueller Water Products, Inc., Class A	1,574,020	16,306,847
* MYR Group, Inc.	191,663	8,193,593
National Presto Industries, Inc.	55,232	4,589,227
* Navistar International Corp.	877,646	37,835,319
NL Industries, Inc.	274,144	1,134,956
# NN, Inc.	417,421	2,237,377
* Northwest Pipe Co.	137,491	3,684,759
* NOW, Inc.	1,042,134	4,241,485
#* NV5 Global, Inc.	129,755	7,276,660
nVent Electric P.L.C.	162,114	2,926,158
# Omega Flex, Inc.	78,240	11,712,528
#* Orion Energy Systems, Inc.	3,100	19,902
* Orion Group Holdings, Inc.	359,961	1,173,473
Oshkosh Corp.	25,050	1,687,368
Owens Corning	15,226	996,846
* PAM Transportation Services, Inc.	42,542	1,684,663
Park Aerospace Corp.	232,547	2,462,673
Park-Ohio Holdings Corp.	126,784	2,502,716
Patriot Transportation Holding, Inc.	12,982	119,694
* Performant Financial Corp.	43,531	45,272
* Perma-Pipe International Holdings, Inc.	40,889	222,436
* PGT Innovations, Inc.	653,360	10,832,709

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
* PICO Holdings, Inc.	172,517	$1,426,716
# Pitney Bowes, Inc.	833,939	4,428,216
Powell Industries, Inc.	129,307	3,055,524
Preformed Line Products Co.	42,310	2,328,319
Primoris Services Corp.	449,410	8,480,367
* Proto Labs, Inc.	210,290	24,831,043
# Quad/Graphics, Inc.	315,264	715,649
Quanex Building Products Corp.	334,717	6,091,849
Quanta Services, Inc.	30,635	1,912,543
* Radiant Logistics, Inc.	511,826	2,630,786
Raven Industries, Inc.	339,458	7,440,919
* RBC Bearings, Inc.	221,187	26,332,312
* RCM Technologies, Inc.	117,409	149,109
#* Red Violet, Inc.	19,991	415,813
Regal Beloit Corp.	325,233	32,084,235
* Resideo Technologies, Inc.	193,177	1,947,224
Resources Connection, Inc.	357,006	3,834,244
REV Group, Inc.	139,685	1,096,527
Rexnord Corp.	1,018,457	32,672,101
# RR Donnelley & Sons Co.	475,886	556,787
Rush Enterprises, Inc., Class A	368,403	13,203,564
Rush Enterprises, Inc., Class B	76,264	2,398,503
Ryder System, Inc.	9,067	446,640
* Saia, Inc.	228,425	33,729,235
Schneider National, Inc., Class B	115,795	2,554,438
# Scorpio Bulkers, Inc.	60,831	667,924
* Servotronics, Inc.	1,500	12,518
Shyft Group, Inc. (The)	436,460	8,428,043
* SIFCO Industries, Inc.	18,366	65,199
Simpson Manufacturing Co., Inc.	412,248	36,574,643
#* SiteOne Landscape Supply, Inc.	123,415	14,746,858
SkyWest, Inc.	485,799	14,102,745
* SP Plus Corp.	254,469	4,689,864
* Spirit Airlines, Inc.	685,114	12,037,453
* SPX Corp.	259,926	11,018,263
* SPX FLOW, Inc.	352,935	14,946,797
Standex International Corp.	126,064	7,827,314
Steelcase, Inc., Class A	841,081	8,780,886
* Stericycle, Inc.	3,856	240,229
* Sterling Construction Co., Inc.	368,698	5,419,861
#* Sunrun, Inc.	214,364	11,151,215
Systemax, Inc.	193,907	5,512,776
* Taylor Devices, Inc.	769	7,113
#* Team, Inc.	294,617	1,579,147
Tennant Co.	176,905	10,547,076
Terex Corp.	614,519	15,172,474
Tetra Tech, Inc.	511,130	51,578,128
* Textainer Group Holdings, Ltd.	317,458	4,590,443
* Thermon Group Holdings, Inc.	363,296	3,665,657
Timken Co. (The)	646,734	38,610,020
Titan International, Inc.	764,401	2,102,103
* Titan Machinery, Inc.	243,241	3,646,183
* TPI Composites, Inc.	254,083	8,415,229
* Transcat, Inc.	46,361	1,433,019
#* Trex Co., Inc.	615,713	42,816,682
* TriMas Corp.	413,882	10,069,749
* TriNet Group, Inc.	420,798	29,001,398
# Trinity Industries, Inc.	413,886	7,797,612
Triton International, Ltd.	661,331	24,389,887

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
* TrueBlue, Inc.	402,823	$6,251,813
#* Tutor Perini Corp.	404,447	5,464,079
* Twin Disc, Inc.	122,927	622,011
UFP Industries, Inc.	572,124	28,554,709
* Ultralife Corp.	157,573	813,077
UniFirst Corp.	136,433	22,349,090
* Univar Solutions, Inc.	225,891	3,747,532
Universal Logistics Holdings, Inc.	186,583	3,681,283
# US Ecology, Inc.	214,276	6,539,704
* USA Truck, Inc.	131,171	1,124,135
Valmont Industries, Inc.	186,606	26,488,722
* Vectrus, Inc.	137,789	5,445,421
* Veritiv Corp.	186,132	2,680,301
# Viad Corp.	142,234	2,844,680
* Vicor Corp.	126,787	9,889,386
* Virco Manufacturing Corp.	30,131	59,057
* Volt Information Sciences, Inc.	54,711	69,483
# VSE Corp.	89,697	2,597,625
# Wabash National Corp.	528,251	7,532,859
Watts Water Technologies, Inc., Class A	239,763	26,558,548
* Welbilt, Inc.	1,354,514	8,235,445
Werner Enterprises, Inc.	634,814	24,135,628
* WESCO International, Inc.	508,760	20,981,262
* Willis Lease Finance Corp.	26,350	558,884
* WillScot Mobile Mini Holdings Corp.	1,063,484	19,759,533
Woodward, Inc.	32,299	2,569,385
#* YRC Worldwide, Inc.	370,621	1,452,834

TOTAL INDUSTRIALS		2,749,088,041

INFORMATION TECHNOLOGY — (12.8%)
#* 2U, Inc.	58,300	2,148,355
#* 3D Systems Corp.	181,051	1,030,180
* A10 Networks Inc.	46,374	312,561
#* Acacia Communications, Inc.	44,775	3,033,058
* ACI Worldwide, Inc.	1,016,727	29,657,927
#* ACM Research, Inc., Class A	4,207	296,047
*» Actua Corp.	41,860	4,186
#* ADDvantage Technologies Group, Inc.	5,000	9,400
ADTRAN, Inc.	649,017	6,937,992
* Advanced Energy Industries, Inc.	328,167	22,141,427
* Agilysys, Inc.	292,023	7,907,983
* Airgain, Inc.	82,892	1,145,567
* Alarm.com Holdings, Inc.	392,107	22,871,601
* Alithya Group, Inc., Class A	70,703	169,687
* Alpha & Omega Semiconductor, Ltd.	252,451	4,003,873
#* Altair Engineering, Inc., Class A	69,222	2,978,623
* Ambarella, Inc.	172,572	9,434,511
American Software, Inc., Class A	353,184	5,184,741
* Amkor Technology, Inc.	2,265,533	26,846,566
* Amtech Systems, Inc.	197,586	1,051,158
* Appfolio, Inc., Class A	107,768	15,396,814
#* Applied Optoelectronics, Inc.	85,931	754,474
#* Arlo Technologies, Inc.	852,042	3,800,107
AstroNova, Inc.	64,800	511,920
#* Asure Software, Inc.	91,474	646,721
* Avaya Holdings Corp.	166,776	2,868,547
* Aviat Networks, Inc.	10,460	193,615
#* Avid Technology, Inc.	618,337	5,762,901
Avnet, Inc.	150,119	3,703,436

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
* Aware, Inc.	138,804	$366,443
* Axcelis Technologies, Inc.	347,458	7,668,398
* AXT, Inc.	505,114	3,005,428
# Badger Meter, Inc.	276,819	20,301,905
# Bel Fuse, Inc., Class A.	8,954	109,060
Bel Fuse, Inc., Class B	125,502	1,469,628
Belden, Inc.	366,551	11,319,095
Benchmark Electronics, Inc.	244,404	5,090,935
* BK Technologies Corp.	30,643	91,010
Blackbaud, Inc.	291,527	14,383,942
#* Blackline, Inc.	60,292	5,889,323
* Bottomline Technologies De, Inc.	275,065	10,925,582
* Brightcove, Inc.	88,852	1,123,978
#» BroadVision, Inc.	18,154	11,639
Brooks Automation, Inc.	588,489	27,482,436
* BSQUARE Corp.	34,170	38,954
* CACI International, Inc., Class A	98,447	20,529,153
* CalAmp Corp.	402,419	2,849,127
* Calix, Inc.	786,649	18,415,453
* Cardtronics P.L.C., Class A	420,907	7,496,354
#* Casa Systems, Inc.	131,532	548,488
Cass Information Systems, Inc.	160,154	6,281,240
* CEVA, Inc.	216,438	8,726,780
* ChannelAdvisor Corp.	84,481	1,368,592
* Cirrus Logic, Inc.	510,226	35,139,265
#* Clearfield, Inc.	122,503	2,563,988
CMC Materials, Inc.	238,789	33,953,408
#* Coda Octopus Group, Inc.	17,289	95,435
* Coherent, Inc.	79,842	9,991,428
Cohu, Inc.	373,227	8,110,223
* CommScope Holding Co., Inc.	128,450	1,143,205
Communications Systems, Inc.	44,163	175,327
* CommVault Systems, Inc.	248,089	9,821,844
* Computer Task Group, Inc.	186,190	1,035,216
Comtech Telecommunications Corp.	242,847	3,496,997
* Conduent, Inc.	1,332,750	4,644,634
#* Cornerstone OnDemand, Inc.	139,640	5,304,924
#* Cree, Inc.	49,848	3,170,333
CSG Systems International, Inc.	307,367	11,643,062
CSP, Inc.	16,000	113,440
CTS Corp.	272,380	7,528,583
#* CVD Equipment Corp.	8,212	30,302
* CyberOptics Corp.	99,171	2,284,900
Daktronics, Inc.	763,046	2,975,879
* Data I/O Corp.	133,845	456,411
* Digi International, Inc.	221,800	3,267,114
#* Digimarc Corp.	1,239	39,264
* Digital Turbine, Inc.	88,506	2,536,582
* Diodes, Inc.	452,972	26,195,371
* DSP Group, Inc.	291,010	3,832,602
DXC Technology Co.	24,515	451,566
#* DZS, Inc.	11,560	131,668
# Ebix, Inc.	196,815	3,554,479
* EchoStar Corp., Class A	162,336	3,759,702
* eGain Corp.	300,630	4,764,985
* EMCORE Corp.	269,909	879,903
* Endurance International Group Holdings, Inc.	479,738	2,787,278
* Envestnet, Inc.	228,849	17,561,872
* ePlus, Inc.	97,162	6,559,407

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
* Euronet Worldwide, Inc.	20,275	$1,801,231
#* Everspin Technologies, Inc.	10,662	78,366
EVERTEC, Inc.	428,454	14,258,949
#* Evo Payments, Inc., Class A	13,500	284,445
* ExlService Holdings, Inc.	306,367	23,204,237
* Fabrinet	320,983	19,265,400
* FARO Technologies, Inc.	166,480	10,028,755
#* FireEye, Inc.	204,183	2,825,893
#* First Solar, Inc.	57,363	4,993,162
* Fitbit, Inc., Class A	1,108,208	7,801,784
* Flex, Ltd.	88,286	1,249,247
* FormFactor, Inc.	734,685	20,828,320
* Frequency Electronics, Inc.	53,410	488,167
#* Genasys, Inc.	4,009	24,134
* Globant SA	163,467	29,523,775
#* GreenSky, Inc., Class A	5,500	26,015
* GSE Systems, Inc.	6,923	6,786
* GSI Technology, Inc.	246,722	1,507,471
#* GTT Communications, Inc.	396,976	1,464,841
Hackett Group, Inc. (The)	419,665	5,422,072
#* Harmonic, Inc.	1,238,513	7,356,767
#* I3 Verticals, Inc., Class A	60,119	1,240,255
* Ichor Holdings, Ltd.	203,279	4,728,270
* IEC Electronics Corp.	102,789	983,691
#* Image Sensing Systems, Inc.	27,942	101,150
#* Immersion Corp.	302,461	1,863,160
#* Impinj, Inc.	30,600	780,606
#* Infinera Corp.	812,851	5,088,447
* Information Services Group, Inc.	241,258	494,579
#* Inphi Corp.	52,543	7,343,410
#* Inseego Corp.	4,837	42,082
* Insight Enterprises, Inc.	288,630	15,398,410
#* Intelligent Systems Corp.	36,037	1,366,523
InterDigital, Inc.	273,234	15,295,639
* inTEST Corp.	152,126	708,907
* Intevac, Inc.	307,977	1,626,119
#* Iteris, Inc.	145,622	548,995
* Itron, Inc.	331,145	22,501,303
#* j2 Global, Inc.	269,096	18,266,236
Jabil, Inc.	141,941	4,703,925
KBR, Inc.	1,186,975	26,457,673
* Key Tronic Corp.	56,337	430,415
* Kimball Electronics, Inc.	212,019	2,569,670
* Knowles Corp.	849,135	12,100,174
Kulicke & Soffa Industries, Inc.	458,661	11,989,399
* KVH Industries, Inc.	223,550	1,942,650
#* Lantronix, Inc.	144,156	624,195
* Lattice Semiconductor Corp.	1,301,787	45,432,366
#* LGL Group, Inc. (The)	14,601	140,316
#* LightPath Technologies, Inc., Class A	9,947	23,873
#* Limelight Networks, Inc.	1,148,776	4,055,179
Littelfuse, Inc.	7,190	1,423,189
* LiveRamp Holdings, Inc.	556,093	36,752,186
#* Lumentum Holdings, Inc.	87,742	7,255,386
#* Luna Innovations, Inc.	167,787	1,058,736
#* MACOM Technology Solutions Holdings, Inc.	77,573	2,831,414
#* MagnaChip Semiconductor Corp.	110,385	1,511,171
* Manhattan Associates, Inc.	270,628	23,138,694
ManTech International Corp., Class A	233,706	15,162,845

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
MAXIMUS, Inc.	28,601	$1,932,856
* MaxLinear, Inc.	601,427	15,901,730
Methode Electronics, Inc.	362,912	11,166,802
* MicroStrategy, Inc., Class A	58,758	9,816,699
#* Mimecast, Ltd.	270,996	10,354,757
* Mitek Systems, Inc.	180,495	2,247,163
MKS Instruments, Inc.	37,005	4,010,972
#* Model N, Inc.	3,800	133,874
MTS Systems Corp.	124,638	3,026,211
#* Napco Security Technologies, Inc.	246,230	5,939,068
* NCR Corp.	766,578	15,576,865
* NeoPhotonics Corp.	507,056	3,453,051
#* Net Element, Inc.	16,251	95,556
* NETGEAR, Inc.	267,580	8,246,816
* Netscout Systems, Inc.	713,321	14,637,347
* NetSol Technologies, Inc.	87,935	211,923
Network-1 Technologies, Inc.	190,714	551,163
* New Relic, Inc.	68,211	4,137,679
NIC, Inc.	644,588	14,451,663
* Novanta, Inc.	333,917	36,303,456
NVE Corp.	58,476	2,697,498
* OneSpan, Inc.	357,156	7,832,431
* Onto Innovation, Inc.	304,464	9,764,160
* Optical Cable Corp.	26,264	70,125
* OSI Systems, Inc.	188,035	14,508,781
#* PAR Technology Corp.	114,163	4,220,606
* Park City Group, Inc.	1,617	7,018
# Paysign, Inc.	54,250	258,230
PC Connection, Inc.	90,462	4,120,544
PC-Tel, Inc.	191,283	975,543
#* PDF Solutions, Inc.	322,487	6,043,406
* Perceptron, Inc.	112,305	774,905
* Perficient, Inc.	305,735	11,972,583
Perspecta, Inc.	577,205	10,349,286
* PFSweb, Inc.	313,123	1,941,363
* Photronics, Inc.	540,584	5,270,694
* Pixelworks, Inc.	445,640	989,321
* Plexus Corp.	296,155	20,594,619
Power Integrations, Inc.	560,029	33,719,346
* PRGX Global, Inc.	250,392	1,362,132
Progress Software Corp.	432,882	15,743,918
# QAD, Inc., Class A	129,004	5,397,527
QAD, Inc., Class B	15,510	451,341
#* Qualys, Inc.	370,476	32,546,317
* Qumu Corp.	16,254	73,956
* Rambus, Inc.	1,030,789	14,214,580
#* RealNetworks, Inc.	167,157	234,020
RF Industries, Ltd.	87,582	374,851
* Ribbon Communications, Inc.	728,533	3,139,977
Richardson Electronics, Ltd.	83,382	351,872
* Rogers Corp.	157,984	19,150,820
# Sabre Corp.	153,745	1,002,417
#* Sailpoint Technologies Holdings, Inc.	248,072	10,297,469
* Sanmina Corp.	637,409	15,578,276
Sapiens International Corp. NV.	55,486	1,505,335
* ScanSource, Inc.	237,812	4,780,021
Science Applications International Corp.	109,523	8,364,272
* Seachange International, Inc.	252,288	189,216
#* SecureWorks Corp., Class A	2,110	21,944

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
* Semtech Corp.	537,662	$29,512,267
* ServiceSource International, Inc.	426,459	592,778
#* SharpSpring, Inc.	6,591	70,458
#* ShotSpotter, Inc.	41,966	1,230,023
#* Sigmatron International, Inc.	5,900	18,939
#» Silicon Graphics, Inc.	10,199	0
* Silicon Laboratories, Inc.	251,000	25,717,460
#* SMART Global Holdings, Inc.	237,215	6,260,104
* SMTC Corp.	20,584	71,838
* SolarEdge Technologies, Inc.	42,324	10,906,472
* SPS Commerce, Inc.	113,931	9,751,354
* StarTek, Inc.	352,724	1,851,801
* Steel Connect, Inc.	55,614	32,256
#* Stratasys, Ltd.	277,179	3,542,348
* Super Micro Computer, Inc.	78,274	1,778,385
Support.com, Inc.	4,802	11,093
* Sykes Enterprises, Inc.	393,984	13,490,012
#* Synaptics, Inc.	290,370	22,262,668
#* Synchronoss Technologies, Inc.	301,711	835,739
SYNNEX Corp.	139,855	18,410,512
#* Telenav, Inc.	383,543	1,561,020
#* Teradata Corp.	227,389	4,177,136
TESSCO Technologies, Inc.	84,499	515,444
# TransAct Technologies, Inc.	85,682	612,626
* Trio-Tech International	3,256	12,047
TTEC Holdings, Inc.	442,226	24,225,140
#* TTM Technologies, Inc.	932,308	11,066,496
#* Ultra Clean Holdings, Inc.	530,259	11,289,214
#* Unisys Corp.	609,823	8,013,074
#* Upland Software, Inc.	134,383	5,606,459
#* Veeco Instruments, Inc.	436,387	5,555,207
* Verint Systems, Inc.	453,668	22,011,971
#* Veritone, Inc.	37,411	350,915
* Verra Mobility Corp.	14,251	136,952
#* ViaSat, Inc.	170,465	5,778,763
* Viavi Solutions, Inc.	1,272,681	15,717,610
* Virtusa Corp.	322,988	16,246,296
Vishay Intertechnology, Inc.	1,119,282	18,154,754
* Vishay Precision Group, Inc.	143,557	3,429,577
Wayside Technology Group, Inc.	15,399	340,626
* Wireless Telecom Group, Inc.	73,139	100,200
# Xperi Holding Corp.	1,078,904	13,378,410

TOTAL INFORMATION TECHNOLOGY		1,774,431,388

MATERIALS — (5.2%)
# Advanced Emissions Solutions, Inc.	27,722	123,363
* AdvanSix, Inc.	142,025	2,161,620
* AgroFresh Solutions, Inc.	106,015	218,391
* Alcoa Corp.	738,557	9,542,156
* Allegheny Technologies, Inc.	882,081	8,123,966
American Vanguard Corp.	324,101	4,187,385
* Ampco-Pittsburgh Corp.	8,315	36,170
Ashland Global Holdings, Inc.	112,045	7,817,380
Avient Corp.	514,455	15,984,117
* Axalta Coating Systems, Ltd.	65,021	1,632,677
Balchem Corp.	285,457	28,531,427
Boise Cascade Co.	384,893	14,772,193
Cabot Corp.	391,066	14,864,419
Carpenter Technology Corp.	433,774	7,582,370

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
* Century Aluminum Co.	890,750	$5,861,135
Chase Corp.	61,685	5,869,945
Chemours Co. (The)	281,000	5,659,340
* Clearwater Paper Corp.	133,084	4,944,071
* Coeur Mining, Inc.	1,901,985	13,447,034
Commercial Metals Co.	1,054,496	21,775,342
# Compass Minerals International, Inc.	330,228	19,939,167
* Core Molding Technologies, Inc.	58,140	447,097
Domtar Corp.	536,095	12,801,949
Eagle Materials, Inc.	111,963	9,544,846
* Element Solutions, Inc.	2,202,490	25,813,183
* Ferro Corp.	818,977	10,532,044
* Ferroglobe P.L.C.	296,532	183,079
#» Ferroglobe Representation & Warranty Insurance Trust	577,127	0
#* Flotek Industries, Inc.	538,710	1,336,001
* Forterra, Inc.	54,387	709,750
Friedman Industries, Inc.	96,198	538,709
FutureFuel Corp.	382,471	4,547,580
* GCP Applied Technologies, Inc.	558,447	12,179,729
Glatfelter Corp.	339,173	4,839,999
# Gold Resource Corp.	635,851	1,742,232
Graphic Packaging Holding Co.	1,157,538	15,383,680
Greif, Inc., Class A	252,278	10,239,964
Greif, Inc., Class B	22,155	958,204
Hawkins, Inc.	126,266	5,897,885
Haynes International, Inc.	139,255	2,257,324
HB Fuller Co.	451,941	20,450,330
Hecla Mining Co.	3,038,422	13,915,973
Huntsman Corp.	100,311	2,436,554
* Ingevity Corp.	193,458	10,616,975
Innospec, Inc.	235,703	15,589,396
#* Intrepid Potash, Inc.	84,859	846,893
Kaiser Aluminum Corp.	155,718	9,799,334
* Koppers Holdings, Inc.	204,294	4,582,314
* Kraton Corp.	314,142	8,890,219
Kronos Worldwide, Inc.	496,383	6,611,822
#* Livent Corp.	213,372	2,293,749
Louisiana-Pacific Corp.	900,885	25,747,293
* LSB Industries, Inc.	281,201	627,078
Materion Corp.	178,022	9,112,946
#* McEwen Mining, Inc.	113,975	110,715
Mercer International, Inc.	535,783	3,370,075
Minerals Technologies, Inc.	325,916	17,824,346
Mosaic Co. (The)	100,116	1,852,146
Myers Industries, Inc.	432,373	6,200,229
Neenah, Inc.	159,646	6,007,479
NewMarket Corp.	1,326	474,297
# Nexa Resources SA	7,687	46,506
Northern Technologies International Corp.	74,230	594,582
O-I Glass, Inc.	1,042,175	9,827,710
Olin Corp.	1,031,119	17,065,019
Olympic Steel, Inc.	107,888	1,231,002
* PQ Group Holdings, Inc.	65,345	755,388
#* Ramaco Resources, Inc.	16,468	46,110
#* Rayonier Advanced Materials, Inc.	628,511	2,155,793
* Resolute Forest Products, Inc.	580,184	2,663,045
* Ryerson Holding Corp.	463,215	3,645,502
Schnitzer Steel Industries, Inc., Class A	242,356	5,089,476
Schweitzer-Mauduit International, Inc.	302,880	10,055,616

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Sealed Air Corp.	4,450	$176,175
Sensient Technologies Corp.	362,055	23,689,259
Silgan Holdings, Inc.	682,600	23,515,570
Stepan Co.	208,680	24,298,699
* Summit Materials, Inc., Class A	676,650	11,969,938
SunCoke Energy, Inc.	570,571	1,991,293
* Synalloy Corp.	63,911	331,698
* TimkenSteel Corp.	473,657	1,833,053
* Trecora Resources	207,111	1,226,097
Tredegar Corp.	335,286	4,888,470
Trinseo SA	310,258	9,872,410
* Tronox Holdings P.L.C., Class A	909,775	8,888,502
* UFP Technologies, Inc.	44,960	1,666,218
United States Lime & Minerals, Inc.	41,581	3,854,559
# United States Steel Corp.	640,999	6,192,050
* Universal Stainless & Alloy Products, Inc.	95,859	520,514
#* US Concrete, Inc.	161,855	5,496,596
Valvoline, Inc.	1,140,293	22,429,563
* Venator Materials P.L.C.	113,416	220,027
Verso Corp., Class A	348,028	2,707,658
# Warrior Met Coal, Inc.	127,471	1,912,065
Worthington Industries, Inc.	466,149	22,939,192
WR Grace & Co.	86,856	3,777,367

TOTAL MATERIALS		717,959,808

REAL ESTATE — (0.5%)
Altisource Asset Management Corp.	0	0
#* Altisource Portfolio Solutions SA	107,198	1,193,114
#* BBX Capital, Inc.	43,156	148,888
#* CKX Lands, Inc.	5,107	48,568
# CTO Realty Growth, Inc.	47,298	2,087,261
#* Cushman & Wakefield P.L.C.	25,026	293,305
* Five Point Holdings LLC, Class A	15,987	66,985
* Forestar Group, Inc.	67,697	1,126,478
* FRP Holdings, Inc.	101,319	4,099,367
Griffin Industrial Realty, Inc.	22,068	1,170,707
* Howard Hughes Corp. (The)	7,672	477,122
#* InterGroup Corp. (The)	1,860	59,520
# Jones Lang LaSalle, Inc.	709	80,018
* JW Mays, Inc.	200	4,600
# Kennedy-Wilson Holdings, Inc.	1,232,707	16,247,078
#* Marcus & Millichap, Inc.	303,607	9,481,647
* Maui Land & Pineapple Co., Inc.	104,582	1,055,232
Newmark Group, Inc., Class A	94,062	445,384
* Rafael Holdings, Inc., Class B	218,762	3,587,697
RE/MAX Holdings, Inc., Class A	167,000	5,400,780
#* Realogy Holdings Corp.	1,133,914	12,654,480
RMR Group, Inc. (The), Class A	95,234	2,538,938
#* St Joe Co. (The)	259,473	7,016,150
* Stratus Properties, Inc.	49,374	1,055,122
* Tejon Ranch Co.	338,871	4,645,921
#* Trinity Place Holdings, Inc.	41,074	57,093

TOTAL REAL ESTATE		75,041,455

UTILITIES — (3.1%)
ALLETE, Inc.	298,267	15,384,612
American States Water Co.	343,235	25,636,222
# Artesian Resources Corp., Class A	101,305	3,568,975

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
# Atlantica Sustainable Infrastructure P.L.C.	306,250	$9,031,312
Avista Corp.	602,752	20,023,421
Black Hills Corp	216,255	12,253,008
Brookfield Renewable Corp., Class A	155,856	10,406,505
California Water Service Group	450,561	20,081,504
Chesapeake Utilities Corp.	150,124	14,593,554
Clearway Energy, Inc., Class A	311,458	8,163,314
# Clearway Energy, Inc., Class C	578,972	16,303,851
Consolidated Water Co., Ltd.	143,130	1,439,888
# Genie Energy, Ltd., Class B	281,053	2,329,929
Hawaiian Electric Industries, Inc.	327,266	10,812,869
MDU Resources Group, Inc.	19,068	453,056
MGE Energy, Inc.	329,480	21,422,790
Middlesex Water Co.	180,753	11,593,497
National Fuel Gas Co.	154,715	6,182,411
New Jersey Resources Corp.	594,553	17,349,057
# Northwest Natural Holding Co.	265,188	11,784,955
NorthWestern Corp.	429,195	22,373,935
ONE Gas, Inc.	151,815	10,481,308
# Ormat Technologies, Inc.	446,102	31,615,249
Otter Tail Corp.	359,966	13,804,696
# PNM Resources, Inc.	733,045	36,652,250
Portland General Electric Co.	226,778	8,912,375
* Pure Cycle Corp.	1,400	12,320
# RGC Resources, Inc.	25,404	604,615
SJW Group	169,695	10,298,790
# South Jersey Industries, Inc	634,784	12,232,288
Southwest Gas Holdings, Inc.	181,447	11,924,697
# Spark Energy, Inc., Class A	130,620	1,191,254
Spire, Inc.	353,545	19,812,662
Unitil Corp.	172,763	5,968,962
York Water Co. (The)	159,903	6,755,902

TOTAL UTILITIES		431,456,033

TOTAL COMMON STOCKS		13,077,959,378

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	51,166	1,445,439

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	12,130	1,186,557

INDUSTRIALS — (0.1%)
WESCO International, Inc.	215,663	6,249,914

TOTAL PREFERRED STOCKS		8,881,910

RIGHTS/WARRANTS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
#*» HC2 Holdings, Inc. Right 11/20/2020	83,752	18,400

CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights 12/31/19, Class A	11,370	341

ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	1,405	0

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrant 08/02/2023	479,820	$0
#*» Pulse Biosciences, Inc. Warrants 05/14/25	19	97

TOTAL HEALTH CARE		97

TOTAL RIGHTS/WARRANTS		18,838

TOTAL INVESTMENT SECURITIES (Cost $10,541,516,903)		13,086,860,126

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	37,484,126	37,484,126

SECURITIES LENDING COLLATERAL — (5.0%)
@§ The DFA Short Term Investment Fund	59,921,123	693,347,319

TOTAL INVESTMENTS — (100.0%) (Cost $11,272,239,978)		$13,817,691,571

As of October 31, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	663	12/18/20	$110,267,999	$108,224,805	$(2,043,194)

Total Futures Contracts			$110,267,999	$108,224,805	$(2,043,194)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$330,852,782	—	—	$330,852,782
Consumer Discretionary	2,131,957,369	$29,345	—	2,131,986,714
Consumer Staples.	638,468,535	—	—	638,468,535
Energy	299,520,152	—	—	299,520,152
Financials	2,553,643,979	27,884	—	2,553,671,863
Health Care.	1,375,004,485	478,122	—	1,375,482,607
Industrials	2,749,088,041	—	—	2,749,088,041
Information Technology.	1,774,415,563	15,825	—	1,774,431,388
Materials.	717,959,808	—	—	717,959,808
Real Estate	75,041,455	—	—	75,041,455
Utilities.	431,456,033	—	—	431,456,033
Preferred Stocks
Communication Services	1,445,439	—	—	1,445,439
Consumer Discretionary	1,186,557	—	—	1,186,557
Industrials	6,249,914	—	—	6,249,914
Rights/Warrants
Communication Services	—	18,400	—	18,400
Consumer Discretionary	—	341	—	341
Health Care.	—	97	—	97
Temporary Cash Investments	37,484,126	—	—	37,484,126

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$693,347,319	—	$693,347,319
Futures Contracts**	$(2,043,194)	—	—	(2,043,194)

TOTAL	$13,121,731,044	$693,917,333	—	$13,815,648,377

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (2.2%)
A.H. Belo Corp., Class A	496,212	$674,848
Alaska Communications Systems Group, Inc.	88,296	168,645
#* AMC Networks, Inc., Class A	44,676	949,365
# Anterix, Inc.	33,942	1,083,429
ATN International, Inc.	145,158	6,488,563
#* Ballantyne Strong, Inc.	51,303	80,546
#* Bandwidth, Inc., Class A	5,812	931,983
* Boingo Wireless, Inc.	324,811	3,033,735
#* Boston Omaha Corp., Class A	8,335	133,193
#* Cargurus, Inc.	23,417	466,701
#* Cars.com, Inc.	379,835	2,806,981
* Cincinnati Bell, Inc.	165,619	2,492,566
#* comScore, Inc.	162,981	325,147
#* Consolidated Communications Holdings, Inc.	325,774	1,521,365
#* Cumulus Media, Inc., Class A	31,594	159,866
#* Daily Journal Corp.	472	128,006
* DHI Group, Inc.	111,912	189,131
# Emerald Holding, Inc.	116,498	305,225
# Entercom Communications Corp., Class A	300,838	451,257
Entravision Communications Corp., Class A	810,206	1,482,677
#* Eros International P.L.C.	6,524	12,526
#* Eventbrite, Inc., Class A	5,672	52,353
EW Scripps Co. (The), Class A	582,636	5,290,335
* Fluent, Inc.	22,454	57,258
#* Gaia, Inc.	55,587	563,652
# Gannett Co., Inc.	0	0
* Glu Mobile, Inc.	431,398	3,088,810
* Gray Television, Inc.	583,699	7,401,303
* Gray Television, Inc., Class A	23,311	282,063
* Hemisphere Media Group, Inc..	63,657	497,798
* IDT Corp., Class B	243,518	2,320,727
#* IMAX Corp.	386,462	4,455,907
# John Wiley & Sons, Inc., Class A	68,405	2,117,819
* Liberty Latin America, Ltd., Class A	23,911	234,328
* Liberty Latin America, Ltd., Class C	65,744	639,032
#* Liberty Media Corp.-Liberty Braves, Class A	39,062	808,583
* Liberty Media Corp.-Liberty Braves, Class C	75,608	1,547,696
* LICT Corp.	1	11,051
#* Lions Gate Entertainment Corp., Class A	374,427	2,508,661
* Lions Gate Entertainment Corp., Class B	398,360	2,497,717
# Loral Space & Communications, Inc.	36,003	626,812
#* Marchex, Inc., Class B	4,169	7,129
# Marcus Corp. (The)	156,247	1,145,290
* Mediaco Holding, Inc., Class A	3,168	8,427
# Meredith Corp.	54,495	599,445
#* MSG Networks, Inc., Class A	347,442	3,106,131
National CineMedia, Inc.	341,981	678,832
#* Ooma, Inc.	2,206	31,127
* ORBCOMM, Inc.	376,664	1,619,655
* Pegasus Cos., Inc. (The)	41	13,878
* QuinStreet, Inc.	351,604	5,627,422
#* Reading International, Inc., Class A	143,496	335,781
#* Reading International, Inc., Class B	11,620	188,941
Saga Communications, Inc., Class A	52,100	886,742
Scholastic Corp.	111,099	2,195,316

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
COMMUNICATION SERVICES — (Continued)
#* Sciplay Corp., Class A	18,982	$253,410
Shenandoah Telecommunications Co.	408,974	17,839,446
Spok Holdings, Inc.	143,257	1,300,774
#* SRAX, Inc.	4,419	11,489
* TechTarget, Inc.	203,907	8,931,127
TEGNA, Inc.	125,889	1,514,445
Telephone and Data Systems, Inc.	207,454	3,526,718
Townsquare Media, Inc., Class A	102,456	463,101
* Travelzoo	61,496	456,300
Tribune Publishing Co.	129,746	1,486,889
TripAdvisor, Inc.	29,630	566,229
* TrueCar, Inc.	368,527	1,606,778
* United States Cellular Corp.	4,267	124,255
* Vonage Holdings Corp.	332,276	3,515,480
* Yelp, Inc.	123,050	2,420,393
#* Zedge, Inc., Class B	70,067	238,928

TOTAL COMMUNICATION SERVICES		119,587,538

CONSUMER DISCRETIONARY — (13.4%)
#* 1-800-Flowers.com, Inc., Class A	291,905	5,788,476
Abercrombie & Fitch Co., Class A	424,362	6,034,428
Acushnet Holdings Corp.	149,413	5,099,466
* Adient P.L.C.	510,792	10,839,006
* Adtalem Global Education, Inc.	149,829	3,511,992
AMCON Distributing Co.	5,890	395,779
* American Axle & Manufacturing Holdings, Inc.	539,450	3,625,104
# American Eagle Outfitters, Inc.	262,024	3,592,349
* American Outdoor Brands, Inc.	83,533	1,263,854
* American Public Education, Inc.	63,634	1,798,933
#* America’s Car-Mart, Inc.	68,222	5,902,567
Ark Restaurants Corp.	36,613	366,130
#* Asbury Automotive Group, Inc.	149,741	15,420,328
#* Aspen Group, Inc.	2,300	21,574
#* Barnes & Noble Education, Inc.	187,168	430,486
Bassett Furniture Industries, Inc.	83,006	1,225,169
* BBQ Holdings, Inc.	60,547	254,297
#* Beazer Homes USA, Inc.	70,534	859,104
Bed Bath & Beyond, Inc.	161,319	3,194,116
# Big Lots, Inc.	127,874	6,086,802
* Biglari Holdings, Inc., Class A	969	423,501
* Biglari Holdings, Inc., Class B	9,601	804,276
# BJ’s Restaurants, Inc.	184,282	5,198,595
# Bloomin’ Brands, Inc.	262,565	3,670,659
Bluegreen Vacations Holding Corp.	38,834	316,497
#* Boot Barn Holdings, Inc.	228,460	7,315,289
Bowl America, Inc., Class A	55,406	516,661
Brinker International, Inc.	172,091	7,492,842
# Buckle, Inc. (The)	16,042	384,366
#* Build-A-Bear Workshop, Inc.	136,220	562,589
Caleres, Inc.	227,259	1,745,349
Callaway Golf Co.	792,595	12,277,297
Canterbury Park Holding Corp.	10,905	130,315
#* CarParts.com, Inc.	18,855	239,270
Carriage Services, Inc.	188,842	4,874,012
#* Carrols Restaurant Group, Inc.	302,461	1,769,397
Cato Corp. (The), Class A	187,036	1,144,660
* Cavco Industries, Inc.	73,023	12,570,179
* Century Communities, Inc.	147,297	5,721,015
# Cheesecake Factory, Inc. (The)	124,844	3,710,364

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# Chico’s FAS, Inc.	172,100	$184,147
# Children’s Place, Inc. (The)	31,223	789,005
* Chuy’s Holdings, Inc.	130,985	2,749,375
# Citi Trends, Inc.	82,966	2,166,242
Clarus Corp.	162,224	2,516,094
# Collectors Universe, Inc.	59,788	3,284,155
#* Conn’s, Inc.	133,896	1,254,606
#* Container Store Group, Inc. (The)	121,431	1,156,023
Cooper Tire & Rubber Co.	405,296	13,938,129
#* Cooper-Standard Holdings, Inc.	77,936	1,222,816
Core-Mark Holding Co., Inc.	272,320	7,447,952
* Crocs, Inc.	491,030	25,695,600
Crown Crafts, Inc.	12,250	70,683
Culp, Inc.	150,516	1,867,904
Dana, Inc.	365,145	5,108,379
# Dave & Buster’s Entertainment, Inc.	146,678	2,516,994
* Del Taco Restaurants, Inc.	307,159	2,277,584
Delphi Technologies P.L.C.	0	0
* Delta Apparel, Inc.	78,234	1,302,596
#* Denny’s Corp.	548,064	4,910,653
# Designer Brands, Inc., Class A	296,766	1,284,997
# Dillard’s, Inc., Class A	16,569	741,131
# Dine Brands Global, Inc.	21,398	1,100,927
* Dorman Products, Inc.	53,370	4,764,340
Dover Motorsports, Inc.	77,259	117,434
#* Duluth Holdings, Inc., Class B	26,501	406,525
Educational Development Corp.	73,800	1,227,294
#* El Pollo Loco Holdings, Inc.	267,761	3,780,785
Escalade, Inc.	71,194	1,324,920
# Ethan Allen Interiors, Inc.	261,337	4,194,459
#* Everi Holdings, Inc.	316,180	2,722,310
#* Express, Inc.	108,211	66,117
Extended Stay America, Inc.	214,564	2,435,301
* Fiesta Restaurant Group, Inc.	229,976	1,986,993
* Flanigan’s Enterprises, Inc.	21,606	362,028
Flexsteel Industries, Inc.	77,196	2,157,628
#* Fossil Group, Inc.	200,168	1,142,959
* Fox Factory Holding Corp.	167,424	14,077,010
*» FRD Acquisition Co. Escrow Shares	294,513	0
#* Full House Resorts, Inc.	683	1,605
#* GameStop Corp., Class A	341,035	3,570,636
* Genesco, Inc.	114,985	2,037,534
* Gentherm, Inc.	270,215	12,508,252
#* G-III Apparel Group, Ltd.	296,730	3,999,920
Goodyear Tire & Rubber Co. (The)	250,345	2,072,857
#* GoPro, Inc., Class A	303,206	1,801,044
Graham Holdings Co., Class B	9,409	3,578,619
* Green Brick Partners, Inc.	187,379	3,352,210
Group 1 Automotive, Inc.	130,500	13,843,440
# Guess?, Inc.	499,052	5,878,833
# Hamilton Beach Brands Holding Co., Class A	118,594	2,614,998
# Haverty Furniture Cos., Inc.	130,427	3,263,284
Haverty Furniture Cos., Inc., Class A	18,691	464,098
#* Hibbett Sports, Inc.	40,996	1,550,059
* Hilton Grand Vacations, Inc.	88,733	1,827,900
# Hooker Furniture Corp.	87,240	2,399,100
#* Horizon Global Corp.	83,729	470,557
#* Houghton Mifflin Harcourt Co.	421,541	1,100,222
#* Hovnanian Enterprises Inc., Class A	2,222	70,571

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#* Hudson, Ltd., Class A	8,806	$67,278
* Installed Building Products, Inc.	202,656	18,348,474
#* iRobot Corp.	62,592	4,981,071
* J Alexander’s Holdings, Inc.	92,421	513,861
# Jack in the Box, Inc.	74,234	5,943,174
Johnson Outdoors, Inc., Class A.	75,307	6,576,560
* K12, Inc.	307,962	7,351,053
#* Kontoor Brands, Inc.	22,599	743,507
* Koss Corp.	115,135	239,481
#* Lakeland Industries, Inc.	49,911	1,076,580
#* Lands’ End, Inc.	48,971	785,985
* Laureate Education, Inc., Class A	20,029	260,377
*» Lazare Kaplan International Inc.	81,643	11,479
La-Z-Boy, Inc.	363,742	12,450,889
LCI Industries	51,416	5,638,279
#* Leaf Group, Ltd.	106,028	604,360
#» LEAR Corp.	498,411	0
* LGI Homes, Inc.	24,698	2,639,722
Lifetime Brands, Inc.	106,529	1,070,616
#* Lincoln Educational Services Corp.	500	2,335
#* Lindblad Expeditions Holdings, Inc.	151,503	1,260,505
* Liquidity Services, Inc.	205,898	1,756,310
* Live Ventures, Inc.	1,917	20,167
#* Lovesac Co. (The)	11,610	298,841
* Luby’s, Inc.	8,544	22,983
* Lumber Liquidators Holdings, Inc.	155,740	3,444,969
* M/I Homes, Inc.	195,293	7,991,390
# Macy’s, Inc.	10,867	67,484
#* Magnite, Inc.	52,377	472,964
* Malibu Boats, Inc., Class A	132,182	6,718,811
# Marine Products Corp.	185,819	2,947,089
#* MarineMax, Inc.	144,058	4,318,859
#* MasterCraft Boat Holdings, Inc.	60,575	1,249,056
MDC Holdings, Inc.	493,773	21,489,001
* Meritage Homes Corp.	74,993	6,531,140
#* Michaels Cos., Inc. (The)	364,332	2,954,733
* Modine Manufacturing Co.	260,064	1,664,410
* Monarch Casino & Resort, Inc.	27,353	1,186,847
Monro, Inc.	41,862	1,760,716
#* Motorcar Parts of America, Inc.	142,810	2,103,591
Movado Group, Inc.	124,366	1,356,833
Nathan’s Famous, Inc.	53,696	2,725,609
#* National Vision Holdings, Inc.	114,527	4,618,874
#* Nautilus, Inc.	196,071	4,252,780
* New Home Co., Inc. (The)	100,546	510,774
Nobility Homes, Inc.	15,315	361,893
#* Noodles & Co.	97,497	629,831
# ODP Corp. (The)	336,519	6,562,120
# Oxford Industries, Inc.	139,442	5,740,827
P&F Industries, Inc., Class A	8,593	39,184
Papa John’s International, Inc.	72,276	5,536,342
Patrick Industries, Inc.	201,143	11,213,722
* Perdoceo Education Corp.	585,557	6,610,939
# PetMed Express, Inc.	175,190	5,182,120
#* Playa Hotels & Resorts NV	283,215	1,096,042
#* Potbelly Corp.	82,372	293,244
#* Purple Innovation, Inc.	33,844	960,154
* QEP Co., Inc.	8,467	176,749
* Quotient Technology, Inc.	112,908	1,004,881

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# RCI Hospitality Holdings, Inc.	32,826	$702,476
#* Red Lion Hotels Corp.	58,557	101,304
#* Red Robin Gourmet Burgers, Inc.	69,040	831,242
Red Rock Resorts, Inc., Class A	11,700	223,704
#* Regis Corp.	260,043	1,440,638
Rent-A-Center, Inc.	189,988	5,870,629
Rocky Brands, Inc.	56,472	1,519,097
# Ruth’s Hospitality Group, Inc.	285,454	3,191,376
#* Sally Beauty Holdings, Inc.	450,078	3,767,153
* SeaWorld Entertainment, Inc.	48,466	1,067,221
* Select Interior Concepts, Inc., Class A	1,444	9,992
#* Shake Shack, Inc., Class A	50,095	3,382,414
# Shoe Carnival, Inc.	94,638	2,931,885
Shutterstock, Inc.	146,902	9,614,736
# Signet Jewelers, Ltd.	400,802	8,929,869
# Six Flags Entertainment Corp.	5,726	123,796
* Skyline Champion Corp.	184,948	4,743,916
#* Sleep Number Corp.	235,950	14,949,792
# Smith & Wesson Brands, Inc.	334,132	5,543,250
# Sonic Automotive, Inc., Class A	330,174	11,906,074
* Sonos, Inc.	196,542	2,869,513
* Sportsman’s Warehouse Holdings, Inc.	48,782	635,142
#* Stamps.com, Inc.	32,249	7,199,267
Standard Motor Products, Inc.	185,960	8,516,968
Steven Madden, Ltd.	89,865	2,157,659
* Stoneridge, Inc.	252,603	5,766,926
Strategic Education, Inc.	368	30,566
Strattec Security Corp.	33,460	971,678
Superior Group of Cos, Inc.	114,659	2,478,928
#* Superior Industries International, Inc.	10,571	13,002
* Tandy Leather Factory, Inc.	92,812	277,508
#* Tenneco, Inc., Class A	88,806	765,508
Tilly’s, Inc., Class A	131,431	806,986
* TopBuild Corp.	3,905	598,285
#* TravelCenters of America, Inc.	42,088	1,001,694
#* TRI Pointe Group, Inc.	448,749	7,372,946
Tupperware Brands Corp.	35,535	1,127,170
#* Turtle Beach Corp.	2,100	37,842
# Twin River Worldwide Holding, Inc.	11,207	271,994
* Unifi, Inc.	161,681	2,423,598
* Universal Electronics, Inc.	127,126	4,711,290
#* Universal Technical Institute, Inc.	92,105	422,762
#* Urban Outfitters, Inc.	101,823	2,274,726
#* Veoneer, Inc.	6,356	97,692
* Vera Bradley, Inc.	496	3,145
* Vince Holding Corp.	2,376	9,504
#* Vista Outdoor, Inc.	702,214	13,882,771
#* Visteon Corp.	89,944	8,063,480
* VOXX International Corp.	85,138	964,614
#* Vuzix Corp.	9,749	38,411
Weyco Group, Inc.	109,385	1,732,658
Wingstop, Inc.	21,437	2,493,766
Winmark Corp.	46,829	7,933,301
# Winnebago Industries, Inc.	272,347	12,786,692
Wolverine World Wide, Inc.	131,398	3,504,385
#* WW International, Inc.	215,729	4,564,826
Wyndham Destinations, Inc.	6,900	225,147
#* YETI Holdings, Inc.	11,870	587,328
#* ZAGG, Inc.	163,232	465,211

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
* Zovio, Inc.	100,203	$361,733
* Zumiez, Inc.	202,338	5,665,464

TOTAL CONSUMER DISCRETIONARY		730,735,442

CONSUMER STAPLES — (3.9%)
Alico, Inc.	77,375	2,234,590
Andersons, Inc. (The)	238,147	5,165,408
* Bridgford Foods Corp.	72,953	1,331,392
# Calavo Growers, Inc.	146,007	9,801,450
* Cal-Maine Foods, Inc.	180,299	6,914,467
#* Central Garden & Pet Co.	74,584	2,905,793
* Central Garden & Pet Co., Class A	300,481	10,634,023
#* Chefs’ Warehouse, Inc. (The)	245,628	3,320,891
Coca-Cola Consolidated, Inc.	55,380	12,679,251
* Coffee Holding Co., Inc.	43,125	162,150
#* Edgewell Personal Care Co.	337,314	8,844,373
* elf Beauty, Inc.	143,488	2,908,502
Energizer Holdings, Inc.	5,175	203,636
* Farmer Bros Co.	116,873	405,549
# Fresh Del Monte Produce, Inc.	47,879	1,030,835
#* Hain Celestial Group, Inc. (The)	11,654	358,360
#* Hostess Brands, Inc.	629,792	7,960,571
# Ingles Markets, Inc., Class A	124,417	4,461,594
Inter Parfums, Inc.	262,911	10,795,126
# J&J Snack Foods Corp.	14,766	2,001,827
John B. Sanfilippo & Son, Inc.	79,759	5,803,265
* Landec Corp.	249,458	2,397,291
#* Lifevantage Corp.	28,493	314,848
* Lifeway Foods, Inc.	4,260	19,639
Limoneira Co.	55,356	765,573
Mannatech, Inc.	11,825	194,639
Medifast, Inc.	106,448	14,954,880
# MGP Ingredients, Inc	156,870	6,591,677
# Natura & Co. Holding SA, ADR	172,747	2,755,315
* Natural Alternatives International, Inc.	74,759	578,635
Natural Grocers by Vitamin Cottage, Inc.	104,663	1,113,614
Natural Health Trends Corp.	5,957	32,942
* Nature’s Sunshine Products, Inc.	163,358	1,702,190
* NewAge, Inc.	24,079	56,345
Nu Skin Enterprises, Inc., Class A	85,120	4,200,672
Oil-Dri Corp. of America	56,732	1,937,965
PriceSmart, Inc.	101,237	6,985,353
#* Revlon, Inc., Class A	138	566
# Rocky Mountain Chocolate Factory, Inc.	70,528	186,899
* S&W Seed Co.	42,894	97,798
Sanderson Farms, Inc.	7,665	980,890
* Seneca Foods Corp., Class A	54,757	2,017,795
* Seneca Foods Corp., Class B	11,120	412,886
* Simply Good Foods Co. (The)	253,296	4,761,965
SpartanNash Co.	290,851	5,354,567
* Sprouts Farmers Market, Inc.	235,064	4,477,969
* Tofutti Brands, Inc.	2,510	4,016
# Tootsie Roll Industries, Inc.	9,643	288,133
#* TreeHouse Foods, Inc.	19,696	764,993
# Turning Point Brands, Inc.	67,729	2,537,806
#* United Natural Foods, Inc.	320,690	4,672,453
United-Guardian, Inc.	39,576	561,979
Universal Corp.	126,873	5,055,889
* USANA Health Sciences, Inc.	43,316	3,276,855

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER STAPLES — (Continued)
Vector Group, Ltd.	772,889	$7,102,850
# Village Super Market, Inc., Class A	81,767	1,852,023
# WD-40 Co.	63,361	15,420,800
# Weis Markets, Inc.	197,911	8,987,138
* Willamette Valley Vineyards, Inc.	3,868	23,633

TOTAL CONSUMER STAPLES		213,364,534

ENERGY — (3.0%)
Adams Resources & Energy, Inc.	40,344	769,764
# Antero Midstream Corp.	146,350	838,585
#* Antero Resources Corp.	573,038	1,948,329
# Arch Resources, Inc.	80,957	2,473,236
Archrock, Inc.	782,678	4,641,281
# Ardmore Shipping Corp.	227,073	635,804
#* Aspen Aerogels, Inc.	78,090	882,417
Berry Corp.	270,137	707,759
* Bonanza Creek Energy, Inc.	195,200	3,456,992
#* Bristow Group, Inc.	50,717	1,053,899
Cactus, Inc., Class A	24,615	418,455
* ChampionX Corp.	96,020	838,255
Cimarex Energy Co.	43,645	1,107,274
* Clean Energy Fuels Corp.	580,497	1,439,633
* CNX Resources Corp.	1,455,476	14,118,117
#* CONSOL Energy, Inc.	120,150	455,369
#* Contango Oil & Gas Co.	3,251	4,064
# Core Laboratories NV.	92,042	1,330,007
#* Dawson Geophysical Co.	111,566	199,703
Delek US Holdings, Inc.	144,605	1,454,726
# DHT Holdings, Inc.	1,105,538	5,317,638
# DMC Global, Inc.	116,073	4,128,717
#* Dorian LPG, Ltd.	395,199	3,240,632
* Dril-Quip, Inc.	255,940	6,628,846
#* Earthstone Energy, Inc., Class A	127,547	343,101
# EnLink Midstream LLC	186,035	504,155
Evolution Petroleum Corp.	169,084	373,676
* Exterran Corp.	115,802	489,842
* Forum Energy Technologies, Inc.	99,851	47,469
#* Frank’s International NV	741,789	1,298,131
# GasLog, Ltd.	320,134	761,919
* Geospace Technologies Corp.	112,901	579,182
* Goodrich Petroleum Corp.	33,705	322,894
#* Green Plains, Inc.	173,969	2,626,932
* Gulf Island Fabrication, Inc.	64,882	211,515
#* Helix Energy Solutions Group, Inc.	1,024,950	2,541,876
# International Seaways, Inc.	232,139	3,143,162
#* Laredo Petroleum, Inc.	8,897	71,532
# Liberty Oilfield Services, Inc., Class A	57,320	382,898
#* Mammoth Energy Services, Inc.	19,051	28,767
#* Matador Resources Co.	704,036	4,977,535
* Matrix Service Co.	250,882	1,906,703
#* Mind Technology, Inc.	28,399	58,218
#* Montage Resources Corp.	39,165	193,867
# Murphy Oil Corp.	171,225	1,321,857
# Nabors Industries, Ltd.	38,143	1,084,024
NACCO Industries, Inc., Class A	41,154	802,091
#* Natural Gas Services Group, Inc.	75,635	658,024
Navios Maritime Acquisition Corp.	10,764	39,504
* Newpark Resources, Inc.	345,653	247,176
#* NexTier Oilfield Solutions, Inc.	865,054	1,634,952

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
ENERGY — (Continued)
Noble Corp. P.L.C.	0	$0
# Nordic American Tankers, Ltd.	297,433	865,530
* Oceaneering International, Inc.	716,426	2,923,018
* Oil States International, Inc.	281,391	700,664
* Overseas Shipholding Group, Inc., Class A	314,157	600,040
#* Pacific Ethanol, Inc.	84,083	512,065
#* Par Pacific Holdings, Inc.	266,975	1,719,319
# Patterson-UTI Energy, Inc.	919,311	2,353,436
#* PDC Energy, Inc.	483,783	5,766,693
# Peabody Energy Corp.	340,536	439,291
#* Penn Virginia Corp.	70,176	538,952
PHX Minerals, Inc.	92,844	139,266
* ProPetro Holding Corp.	383,090	1,513,205
# Range Resources Corp.	1,723,066	11,337,774
#* Renewable Energy Group, Inc.	333,674	18,819,214
* REX American Resources Corp.	52,154	3,791,074
#* Ring Energy, Inc.	102,568	52,402
#* RPC, Inc.	355,311	845,640
# Scorpio Tankers, Inc.	346,936	3,059,976
#* SEACOR Holdings, Inc.	123,859	3,793,801
* SEACOR Marine Holdings, Inc.	59,703	102,689
#* Select Energy Services, Inc., Class A	396,320	1,196,886
# SFL Corp., Ltd.	508,411	3,309,756
#* SilverBow Resources, Inc.	53,943	251,914
#* Smart Sand, Inc.	6,860	8,781
# Solaris Oilfield Infrastructure, Inc., Class A	179,549	1,064,726
#* Southwestern Energy Co.	1,393,603	3,720,920
#* Talos Energy, Inc.	227,960	1,499,977
#* Teekay Tankers, Ltd., Class A	110,782	1,044,674
#* Tidewater, Inc.	162,681	953,311
# US Silica Holdings, Inc.	4,700	12,784
#* VAALCO Energy, Inc.	69,876	59,080
Valaris P.L.C.	0	0
#* W&T Offshore, Inc.	553,668	775,135
World Fuel Services Corp.	296,781	6,247,240
* WPX Energy, Inc.	20,559	94,777

TOTAL ENERGY		164,854,514

FINANCIALS — (20.3%)
* 1347 Property Insurance Holdings, Inc.	3,204	9,644
1st Constitution Bancorp	37,036	482,949
1st Source Corp.	226,608	7,589,102
ACNB Corp.	27,741	578,955
# Alerus Financial Corp.	2,050	44,096
# Allegiance Bancshares, Inc.	136,307	3,857,488
Altabancorp.	69,662	1,516,542
A-Mark Precious Metals, Inc.	63,842	1,984,209
* Ambac Financial Group, Inc.	228,043	2,800,368
American Equity Investment Life Holding Co.	263,644	6,543,644
American National Bankshares, Inc.	62,281	1,420,007
American National Group, Inc.	6,270	431,376
American River Bankshares	34,637	357,454
Ameris Bancorp	439,732	12,884,148
AMERISAFE, Inc.	159,909	9,431,433
# AmeriServ Financial, Inc.	148,132	408,844
Argo Group International Holdings, Ltd.	128,990	4,602,363
Arrow Financial Corp.	148,032	4,051,636
Artisan Partners Asset Management, Inc., Class A	73,562	2,946,894
* Assetmark Financial Holdings Inc.	6,949	146,971

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Associated Banc-Corp.	309,043	$4,230,799
# Associated Capital Group, Inc., Class A	11,343	364,110
* Atlantic American Corp.	7,131	14,405
* Atlantic Capital Bancshares, Inc.	156,696	2,174,941
Atlantic Union Bankshares Corp.	110,862	2,803,700
#* Atlanticus Holdings Corp.	115,004	1,316,796
# Auburn National BanCorp, Inc.	11,571	429,978
* Axos Financial, Inc.	271,744	7,407,741
Banc of California, Inc.	429,838	5,158,056
# BancFirst Corp.	242,734	10,789,526
* Bancorp, Inc. (The)	524,000	5,030,400
BancorpSouth Bank	104,877	2,455,171
Bank of Commerce Holdings	91,562	733,412
# Bank of Hawaii Corp.	24,510	1,486,286
Bank of Marin Bancorp	72,200	2,176,108
Bank of NT Butterfield & Son, Ltd. (The)	99,426	2,630,812
Bank OZK	4,694	116,317
BankFinancial Corp.	142,451	1,047,015
BankUnited, Inc.	20,554	518,989
Bankwell Financial Group, Inc.	34,758	573,507
Banner Corp.	246,948	9,104,973
# Bar Harbor Bankshares	95,372	1,947,496
#* Baycom Corp.	27,474	304,961
BCB Bancorp, Inc.	84,839	771,187
Berkshire Hills Bancorp, Inc.	260,307	3,391,800
* Blucora, Inc.	305,788	3,042,591
Boston Private Financial Holdings, Inc.	823,502	5,089,242
Bridge Bancorp, Inc.	147,494	2,882,033
#* Bridgewater Bancshares, Inc.	5,231	58,116
#* Brighthouse Financial, Inc.	12,120	401,172
BrightSphere Investment Group P.L.C.	501,651	6,922,784
Brookline Bancorp, Inc.	779,697	7,469,497
Bryn Mawr Bank Corp.	169,884	4,563,084
# Byline Bancorp, Inc.	72,065	946,934
C&F Financial Corp.	22,344	696,016
Cadence BanCorp.	433,186	4,860,347
» Calamos Asset Management, Inc., Class A	142,949	0
California First National Bancorp	61,736	978,516
# Cambridge Bancorp	658	40,855
Camden National Corp.	130,052	4,157,762
* Cannae Holdings, Inc.	15,430	570,601
# Capital City Bank Group, Inc.	77,138	1,643,811
# Capitol Federal Financial, Inc.	750,690	8,617,921
Capstar Financial Holdings, Inc.	70,095	728,287
#* Carver Bancorp, Inc.	3,012	19,970
Cathay General Bancorp	100,719	2,369,918
CBTX, Inc.	11,525	217,823
CCUR Holdings, Inc.	34,201	102,603
Central Pacific Financial Corp.	195,459	2,691,470
Central Valley Community Bancorp	66,253	854,664
Century Bancorp, Inc., Class A	24,401	1,746,380
Chemung Financial Corp.	6,350	216,408
# CIT Group, Inc.	23,915	704,297
Citizens & Northern Corp.	66,871	1,132,795
Citizens Community Bancorp, Inc.	6,800	51,680
Citizens Holding Co.	11,132	241,564
#* Citizens, Inc.	389,685	2,248,482
# City Holding Co.	133,595	8,073,146
Civista Bancshares, Inc.	71,272	1,016,339

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
CNB Financial Corp.	92,723	$1,681,995
Codorus Valley Bancorp, Inc.	39,938	537,566
Cohen & Steers, Inc.	55,441	3,121,883
# Colony Bankcorp, Inc.	43,598	546,283
Columbia Banking System, Inc.	119,150	3,385,052
* Columbia Financial, Inc.	31,765	387,215
Community Bankers Trust Corp.	6,683	36,489
* Community First Bancshares, Inc.	935	6,797
Community Trust Bancorp, Inc.	171,283	5,450,225
Community West Bancshares	17,312	139,535
ConnectOne Bancorp, Inc.	274,939	4,242,309
#* Consumer Portfolio Services, Inc.	118,706	445,148
# County Bancorp, Inc.	700	12,950
# Cowen, Inc., Class A	74,846	1,606,195
Crawford & Co., Class A	281,599	1,802,234
Crawford & Co., Class B	155,433	985,445
# Curo Group Holdings Corp.	11,065	82,877
* Customers Bancorp, Inc.	146,120	2,019,378
CVB Financial Corp.	24,038	420,665
Diamond Hill Investment Group, Inc.	12,104	1,657,522
Dime Community Bancshares, Inc.	348,826	4,412,649
Donegal Group, Inc., Class A	195,737	2,840,144
Donegal Group, Inc., Class B	34,951	413,470
* Donnelley Financial Solutions, Inc.	119,327	1,507,100
Eagle Bancorp Montana, Inc.	578	11,132
Eagle Bancorp, Inc.	191,449	5,728,154
#* eHealth, Inc.	129,289	8,676,585
Elmira Savings Bank	516	5,418
Employers Holdings, Inc.	249,846	7,997,570
#* Encore Capital Group, Inc.	255,701	8,164,533
* Enova International, Inc.	259,597	3,984,814
Enterprise Bancorp, Inc.	54,170	1,224,784
Enterprise Financial Services Corp.	214,003	6,229,627
* Equity Bancshares, Inc., Class A	82,737	1,520,706
ESSA Bancorp, Inc.	58,904	748,670
Evans Bancorp, Inc.	27,164	619,611
Evercore, Inc., Class A	61,121	4,861,564
* EZCORP, Inc., Class A	331,451	1,478,271
# Farmers & Merchants Bancorp, Inc.	500	10,030
Farmers National Banc Corp.	155,135	1,807,323
Fauquier Bankshares, Inc.	701	10,887
# FB Financial Corp.	255,627	7,540,997
FBL Financial Group, Inc., Class A	200,574	9,966,522
Federal Agricultural Mortgage Corp., Class A	4,200	242,949
Federal Agricultural Mortgage Corp., Class C	82,068	5,300,772
Federated Hermes, Inc., Class B	198,071	4,733,897
FedNat Holding Co.	124,822	640,337
Financial Institutions, Inc.	129,897	2,303,074
* First Acceptance Corp.	59,247	77,021
First Bancorp	260,869	6,284,334
First BanCorp	1,605,827	10,421,817
First Bancorp, Inc. (The)	79,876	1,847,532
First Bancshares, Inc. (The)	69,287	1,651,802
First Bank	81,142	607,754
First Busey Corp.	390,947	7,033,137
First Business Financial Services, Inc.	48,367	829,494
# First Capital, Inc.	350	21,109
# First Choice Bancorp	300	4,224
First Commonwealth Financial Corp.	774,187	6,673,492

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
First Community Bancshares, Inc.	130,387	$2,474,745
First Community Corp.	21,352	303,412
First Financial Bancorp	91,685	1,311,096
First Financial Corp.	97,307	3,378,499
First Financial Northwest, Inc.	64,786	642,029
First Foundation, Inc.	282,724	4,204,106
First Hawaiian, Inc.	106,877	1,844,697
First Internet Bancorp	42,122	906,465
# First Interstate BancSystem, Inc., Class A	112,770	3,980,781
First Merchants Corp.	379,626	9,912,035
First Mid Bancshares, Inc.	66,495	1,845,901
First Midwest Bancorp, Inc.	319,400	4,008,470
# First Northwest Bancorp	55,108	647,519
First of Long Island Corp. (The)	106,546	1,644,005
First United Corp.	44,702	532,848
FirstCash, Inc.	15,486	805,891
Flagstar Bancorp, Inc.	369,120	10,833,672
Flushing Financial Corp.	260,907	3,337,001
FNB Corp.	375,275	2,837,079
FS Bancorp, Inc.	20,870	966,490
Fulton Financial Corp.	223,239	2,453,397
* FVCBankcorp, Inc.	893	11,020
GAMCO Investors, Inc., Class A	87,106	1,071,404
* Genworth Financial, Inc., Class A	171,929	675,681
# German American Bancorp, Inc.	157,885	4,763,390
Glen Burnie Bancorp	1,500	15,180
# Global Indemnity Group LLC, Class A	73,324	1,797,171
Global Indemnity, Ltd.	0	0
# Goosehead Insurance, Inc., Class A	20,423	2,502,634
Great Southern Bancorp, Inc.	125,023	5,119,692
Great Western Bancorp, Inc.	157,927	2,051,472
* Green Dot Corp., Class A	168,958	9,008,841
Greenhill & Co., Inc.	15,800	204,294
#* Greenlight Capital Re, Ltd., Class A	220,706	1,489,766
Guaranty Bancshares, Inc.	18,897	546,123
Guaranty Federal Bancshares, Inc.	17,656	249,303
#* Hallmark Financial Services, Inc.	98,464	266,837
Hancock Whitney Corp.	32,296	738,610
Hanmi Financial Corp.	292,054	2,625,565
#* HarborOne Bancrop, Inc.	244,536	2,298,638
Hawthorn Bancshares, Inc.	11,063	209,754
# HCI Group, Inc.	110,340	5,183,773
Heartland Financial USA, Inc.	216,731	7,139,119
# Hennessy Advisors, Inc.	3,186	25,711
Heritage Commerce Corp.	314,025	2,276,681
Heritage Financial Corp.	323,912	6,789,196
Heritage Insurance Holdings, Inc.	145,742	1,375,805
Hingham Institution For Savings (The)	14,873	3,003,900
* HMN Financial, Inc.	37,346	545,252
Home Bancorp, Inc.	37,837	955,006
Home BancShares, Inc.	73,049	1,212,613
HomeStreet, Inc.	196,638	6,109,543
HomeTrust Bancshares, Inc.	60,854	971,838
Hope Bancorp, Inc.	729,466	5,886,791
Horace Mann Educators Corp.	343,054	11,632,961
Horizon Bancorp, Inc.	296,312	3,674,269
* Howard Bancorp, Inc.	79,367	803,988
Independence Holding Co.	35,345	1,336,748
Independent Bank Corp.	101,198	5,797,633

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Independent Bank Corp.	9,686	$144,999
# Independent Bank Group, Inc.	164,253	8,472,170
International Bancshares Corp.	139,222	3,853,665
Investar Holding Corp.	48,005	669,190
Investors Bancorp, Inc.	392,173	3,317,784
Investors Title Co.	20,942	2,796,176
James River Group Holdings, Ltd.	252,545	11,801,428
Kearny Financial Corp.	773,026	6,493,418
Kentucky First Federal Bancorp	40,640	245,059
Kingstone Cos., Inc.	60,252	350,667
Kinsale Capital Group, Inc.	134,802	25,271,331
Lake Shore Bancorp, Inc.	4,212	50,712
Lakeland Bancorp, Inc.	397,082	4,419,523
# Lakeland Financial Corp.	214,699	10,977,560
Landmark Bancorp, Inc.	19,687	461,660
# LCNB Corp.	27,122	373,199
* LendingClub Corp.	352,908	1,648,080
Level One Bancorp, Inc.	820	12,915
# Live Oak Bancshares, Inc.	152,004	5,666,709
Luther Burbank Corp.	53,882	508,107
Macatawa Bank Corp.	232,542	1,671,977
Mackinac Financial Corp.	51,008	506,509
* Magyar Bancorp, Inc.	15,818	136,509
#* Maiden Holdings, Ltd.	538,719	657,237
* Malvern Bancorp, Inc.	17,009	212,102
# Manning & Napier, Inc.	5,926	23,348
Marlin Business Services Corp.	65,455	477,822
#* MBIA, Inc.	476,385	2,720,158
Mercantile Bank Corp.	121,400	2,653,804
Merchants Bancorp	19,697	425,061
# Mercury General Corp.	77,170	3,141,591
Meridian Bancorp, Inc.	504,252	6,277,937
Meta Financial Group, Inc.	287,658	8,439,886
* Metropolitan Bank Holding Corp.	10,514	314,894
Mid Penn Bancorp, Inc.	7,855	153,565
Middlefield Banc Corp.	1,832	34,955
Midland States Bancorp, Inc.	115,700	1,723,930
MidWestOne Financial Group, Inc.	68,758	1,385,474
#* MMA Capital Holdings, Inc.	6,135	153,866
# Moelis & Co., Class A	103,388	3,846,034
* Mr Cooper Group, Inc.	424,271	8,943,633
MVB Financial Corp.	6,276	100,102
National Bank Holdings Corp., Class A	280,456	8,455,748
National General Holdings Corp.	27,454	932,612
* National Holdings Corp.	522	934
National Security Group, Inc. (The)	14,003	155,713
National Western Life Group, Inc., Class A	26,122	4,431,075
Navient Corp.	157,634	1,262,648
NBT Bancorp, Inc.	343,942	9,417,132
Nelnet, Inc., Class A	28,405	1,733,841
» NewStar Financial, Inc.	218,406	22,190
* NI Holdings, Inc.	17,256	288,348
* Nicholas Financial, Inc.	57,620	464,417
* Nicolet Bankshares, Inc.	44,423	2,740,899
* NMI Holdings, Inc., Class A	684,258	14,704,704
* Northeast Bank	39,390	755,894
Northfield Bancorp, Inc.	388,427	3,946,418
Northrim BanCorp, Inc.	50,171	1,432,884
Northwest Bancshares, Inc.	883,955	9,431,800

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Norwood Financial Corp.	19,021	$435,200
OceanFirst Financial Corp.	440,819	6,599,060
OFG Bancorp	404,726	5,824,007
# Ohio Valley Banc Corp.	17,710	379,171
Old National Bancorp	217,266	3,037,379
Old Second Bancorp, Inc.	93,180	796,689
Oppenheimer Holdings, Inc., Class A	57,414	1,438,795
Origin Bancorp, Inc.	19,190	429,280
Orrstown Financial Services, Inc.	35,636	498,191
* Pacific Mercantile Bancorp	138,509	513,868
# Pacific Premier Bancorp, Inc.	599,298	15,282,099
PacWest Bancorp	105,697	2,033,610
#* Palomar Holdings, Inc.	18,404	1,641,085
# Park National Corp.	39,635	3,632,548
Parke Bancorp, Inc.	23,092	277,797
Pathfinder Bancorp, Inc.	100	1,015
# Patriot National Bancorp, Inc.	1,132	7,369
PCSB Financial Corp.	59,500	801,465
Peapack-Gladstone Financial Corp.	153,735	2,595,047
Penns Woods Bancorp, Inc.	54,091	1,117,520
Pennymac Financial Services, Inc.	129,064	6,559,033
Peoples Bancorp of North Carolina, Inc.	18,152	313,848
Peoples Bancorp, Inc.	160,092	3,618,079
Pinnacle Financial Partners, Inc.	1,755	80,361
Piper Sandler Cos	144,075	12,023,059
PJT Partners, Inc., Class A	69,282	4,687,620
#* PRA Group, Inc.	366,295	12,501,648
Preferred Bank	135,462	4,582,679
Premier Financial Bancorp, Inc.	91,784	1,147,300
Premier Financial Corp.	303,196	5,454,496
ProAssurance Corp.	147,912	2,282,282
# Protective Insurance Corp., Class A	4,882	71,277
Protective Insurance Corp., Class B	68,889	905,890
Provident Financial Holdings, Inc.	72,903	922,952
Provident Financial Services, Inc.	411,081	5,578,369
Prudential Bancorp, Inc.	42,648	494,290
Pzena Investment Management, Inc., Class A	105,207	546,024
QCR Holdings, Inc.	97,090	3,012,703
* Randolph Bancorp, Inc.	3,714	54,967
RBB Bancorp	21,089	269,307
* Regional Management Corp.	88,592	1,800,189
# Renasant Corp.	334,694	9,542,126
Republic Bancorp, Inc., Class A	184,727	6,156,951
* Republic First Bancorp, Inc.	230,282	513,529
Riverview Bancorp, Inc.	154,293	723,634
# S&T Bancorp, Inc.	258,550	5,116,705
Safeguard Scientifics, Inc.	170,403	991,745
Safety Insurance Group, Inc.	132,957	9,306,990
Salisbury Bancorp, Inc.	8,588	290,618
Sandy Spring Bancorp, Inc.	292,273	7,409,121
SB Financial Group, Inc.	5,446	83,542
* Seacoast Banking Corp. of Florida	343,757	7,383,900
* Security National Financial Corp., Class A	40,267	265,360
* Select Bancorp, Inc.	53,739	400,356
# ServisFirst Bancshares, Inc.	225,773	8,331,024
Severn Bancorp, Inc.	1,621	10,050
Shore Bancshares, Inc.	59,953	648,691
Sierra Bancorp	118,142	2,343,937
# Silvercrest Asset Management Group, Inc., Class A	11,282	127,374

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
Simmons First National Corp., Class A	145,590	$2,473,574
SmartFinancial, Inc.	55,823	833,996
Sound Financial Bancorp, Inc.	300	8,520
* Southern First Bancshares, Inc.	42,430	1,138,821
Southern Missouri Bancorp, Inc.	41,238	1,050,744
Southern National Bancorp of Virginia, Inc.	129,920	1,255,027
Southside Bancshares, Inc.	308,842	8,326,380
Spirit of Texas Bancshares, Inc.	6,004	76,311
State Auto Financial Corp.	248,520	3,066,737
Sterling Bancorp	126,910	1,698,056
Sterling Bancorp, Inc.	48,344	170,654
Stewart Information Services Corp.	219,170	9,290,616
Stock Yards Bancorp, Inc.	208,556	7,971,010
* StoneX Group, Inc.	156,543	8,293,648
Summit Financial Group, Inc.	52,322	942,319
Summit State Bank	2,078	24,978
Territorial Bancorp, Inc.	65,287	1,384,737
* Texas Capital Bancshares, Inc.	4,700	211,500
* Third Point Reinsurance, Ltd.	789,202	6,139,992
Timberland Bancorp, Inc.	71,416	1,360,475
Tiptree, Inc.	261,185	1,271,971
Tompkins Financial Corp.	123,344	6,906,031
Towne Bank	219,873	3,997,291
TriCo Bancshares	245,637	7,106,278
* TriState Capital Holdings, Inc.	236,179	2,973,494
* Triumph Bancorp, Inc.	207,138	8,726,724
TrustCo Bank Corp. NY	981,368	5,392,617
Trustmark Corp.	385,273	9,011,535
UMB Financial Corp.	34,128	2,077,371
Umpqua Holdings Corp.	260,020	3,265,851
* Unico American Corp.	109,255	555,015
# Union Bankshares, Inc.	14,917	309,975
United Bancorp, Inc.	2,991	36,071
United Bancshares, Inc.	6,297	127,829
# United Bankshares, Inc.	546	14,322
United Community Banks, Inc.	187,658	3,929,559
United Fire Group, Inc.	236,025	4,847,954
United Insurance Holdings Corp.	214,569	941,958
United Security Bancshares	105,167	654,139
Unity Bancorp, Inc.	56,000	785,120
Universal Insurance Holdings, Inc.	311,463	3,883,944
Univest Financial Corp.	231,270	3,667,942
US Global Investors, Inc., Class A	7,643	19,643
Valley National Bancorp	8,199	62,640
Value Line, Inc.	74,436	2,032,103
Veritex Holdings, Inc.	58,745	1,159,039
# Victory Capital Holdings, Inc., Class A	1,051	19,275
Virtus Investment Partners, Inc.	65,915	10,516,738
# Waddell & Reed Financial, Inc., Class A	430,585	6,609,480
Walker & Dunlop, Inc.	257,239	16,175,188
Washington Federal, Inc.	138,913	2,957,458
Washington Trust Bancorp, Inc.	163,329	5,515,620
Waterstone Financial, Inc.	228,989	3,865,334
Webster Financial Corp.	50,097	1,613,624
WesBanco, Inc.	453,523	11,016,074
West BanCorp, Inc.	109,758	1,820,885
Westamerica BanCorp.	113,750	5,957,088
Western New England Bancorp, Inc.	215,781	1,242,899
Westwood Holdings Group, Inc.	59,717	576,866

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
FINANCIALS — (Continued)
White Mountains Insurance Group, Ltd.	735	$667,623
Wintrust Financial Corp.	22,774	1,121,164
# WisdomTree Investments, Inc.	522,112	1,900,488
#* World Acceptance Corp.	70,061	5,884,423
WSFS Financial Corp.	402,117	12,743,088
# WVS Financial Corp.	12,581	173,492

TOTAL FINANCIALS		1,106,117,668

HEALTH CARE — (10.9%)
#* Abeona Therapeutics, Inc.	12,761	13,654
* Acadia Healthcare Co., Inc.	88,097	3,140,658
#* Accuray, Inc.	429,768	1,250,625
#» Achillion Pharmaceuticals, Inc.	895,529	154,479
* Addus HomeCare Corp.	126,463	12,338,995
#* Adverum Biotechnologies, Inc.	279,507	3,049,421
#* Aeglea BioTherapeutics, Inc.	40,673	312,369
* Affimed NV	9,800	30,968
* Agios Pharmaceuticals, Inc.	5,800	232,406
#* Akebia Therapeutics, Inc.	330,406	733,501
* Albireo Pharma, Inc.	27,970	882,733
#* Aldeyra Therapeutics, Inc.	4,906	32,772
* Alkermes P.L.C.	34,892	566,995
* Allscripts Healthcare Solutions, Inc.	1,011,644	10,197,372
* Alpine Immune Sciences, Inc.	3,775	28,312
* Altimmune, Inc.	5,649	64,681
#* AMAG Pharmaceuticals, Inc.	307,062	4,212,891
#* American Renal Associates Holdings, Inc.	185,387	2,130,097
#* American Shared Hospital Services	36,865	66,726
* AMN Healthcare Services, Inc.	63,308	4,132,746
#* Amneal Pharmaceuticals, Inc.	24,123	100,352
* Amphastar Pharmaceuticals, Inc.	351,247	6,880,929
#* AnaptysBio, Inc.	130,437	3,842,674
* AngioDynamics, Inc.	256,275	2,649,883
#* ANI Pharmaceuticals, Inc.	91,742	2,338,504
#* Anika Therapeutics, Inc.	133,172	4,344,071
#* Antares Pharma, Inc.	32,094	87,617
#* Apollo Medical Holdings, Inc.	8,532	147,262
#* Applied Genetic Technologies Corp.	129,266	667,013
Apyx Medical Corp.	24,137	145,305
» Aquamed Technologies, Inc.	6,937	0
#* Aravive, Inc.	35,088	162,457
* Arcus Biosciences, Inc.	45,158	984,444
* Ardelyx, Inc.	149,717	765,054
* Assembly Biosciences, Inc.	40,064	590,543
* Assertio Holdings, Inc.	106,851	66,248
#* Atara Biotherapeutics, Inc.	150,938	1,948,610
#* Atreca, Inc., Class A	4,240	56,646
* AtriCure, Inc.	55,343	1,912,654
Atrion Corp.	15,007	9,021,458
* aTyr Pharma, Inc.	6,372	20,199
* Avanos Medical, Inc.	307,422	10,867,368
#* Avrobio, Inc.	3,264	46,610
#* Axcella Health, Inc.	3,195	13,547
#* AxoGen, Inc.	39,658	500,087
#* BioDelivery Sciences International, Inc.	33,972	107,352
#* BioLife Solutions, Inc.	8,206	235,594
* BioSpecifics Technologies Corp.	60,535	5,333,133
* BioTelemetry, Inc.	278,530	11,859,807
* Brookdale Senior Living, Inc.	1,002,704	2,947,950

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
* Calithera Biosciences, Inc.	195,872	$693,387
#* Calyxt, Inc.	2,100	6,741
# Cantel Medical Corp.	21,527	1,029,852
#* Cara Therapeutics, Inc.	1,957	25,950
* Cardiff Oncology, Inc.	4,000	63,280
* Cardiovascular Systems, Inc.	31,497	1,122,868
#* CareDx, Inc.	12,346	605,571
#* Catabasis Pharmaceuticals, Inc.	29,682	39,774
#* Catalyst Biosciences, Inc.	73,787	404,353
#* Catalyst Pharmaceuticals, Inc.	69,936	207,710
#* Celldex Therapeutics, Inc.	16,299	258,176
#* Champions Oncology, Inc.	13,095	114,974
Check Cap, Ltd.	0	0
#* Chembio Diagnostics, Inc.	3,713	17,600
* ChemoCentryx, Inc.	11,318	543,264
* Chiasma, Inc.	6,525	24,469
* Chimerix, Inc.	22,167	59,186
#* Chinook Therapeutics, Inc.	3,260	40,261
#* Codexis, Inc.	39,435	524,880
#* Collegium Pharmaceutical, Inc.	109,122	1,945,645
#* Community Health Systems, Inc.	353,630	2,206,651
Computer Programs and Systems, Inc.	63,873	1,781,418
#* Concert Pharmaceuticals, Inc.	185,020	1,909,406
CONMED Corp.	180,281	14,056,510
#» Contra Aduro Biotech I	3,260	33
» Contra Pfenex, Inc.	47,849	35,887
#* Corcept Therapeutics, Inc.	628,796	10,551,197
#* Cortexyme, Inc.	607	29,057
* CorVel Corp.	192,409	17,551,549
#* Corvus Pharmaceuticals, Inc.	77,908	308,516
#* Covetrus, Inc.	391,482	9,665,691
#* Crinetics Pharmaceuticals, Inc.	5,609	67,757
* Cross Country Healthcare, Inc.	303,541	2,382,797
* CryoLife, Inc.	359,556	6,026,159
* Cumberland Pharmaceuticals, Inc.	173,080	510,586
#» Curative Health Services, Inc.	113,000	0
* Cutera, Inc.	110,555	2,092,806
#* Cyclerion Therapeutics, Inc.	8,733	20,435
#* Cymabay Therapeutics, Inc.	61,361	510,524
#* CytomX Therapeutics, Inc.	42,422	280,834
#* Denali Therapeutics, Inc.	77,431	3,312,498
#* Digirad Corp.	10,428	26,279
#* Eagle Pharmaceuticals, Inc.	65,849	3,063,295
#* Editas Medicine Inc.	11,841	366,361
#* Eidos Therapeutics, Inc.	2,739	194,250
#» Elanco Animal Health, Inc.	210,656	0
#* Electromed, Inc.	15,464	128,506
* Enanta Pharmaceuticals, Inc.	109,153	4,762,345
#* Endo International P.L.C.	445,512	2,035,990
Ensign Group, Inc. (The)	448,680	26,400,331
#* Enzo Biochem, Inc.	227,068	413,264
#* Epizyme, Inc.	205,772	2,543,342
#* Evolent Health, Inc., Class A	487,156	4,842,331
* Five Prime Therapeutics, Inc.	195,870	893,167
#* Five Star Senior Living, Inc.	16,200	74,034
#* Fluidigm Corp.	100,764	578,385
* FONAR Corp.	27,289	535,956
#* Fulgent Genetics, Inc.	17,383	565,469
#* G1 Therapeutics, Inc.	98,420	1,081,636

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
#* GlycoMimetics, Inc	153,245	$429,086
* Hanger, Inc	65,082	1,136,983
#* Harpoon Therapeutics, Inc.	843	12,198
#* Harrow Health, Inc.	1,670	7,949
#* Harvard Bioscience, Inc.	238,609	806,498
* HealthStream, Inc.	279,312	5,111,410
#* Heron Therapeutics, Inc.	195,684	3,191,606
#* Heska Corp.	49,385	5,794,342
* HMS Holdings Corp.	31,735	844,786
* Ideaya Biosciences, Inc.	4,679	56,943
#* Infinity Pharmaceuticals, Inc.	3,992	4,192
* InfuSystem Holdings, Inc.	45,751	563,652
#* Inmune Bio, Inc.	10,352	79,296
#* Innoviva, Inc.	319,691	3,455,860
* Inogen, Inc.	49,551	1,447,385
#* Inovio Pharmaceuticals, Inc.	78,262	770,881
* Integer Holdings Corp.	135,866	7,941,368
#* Intellia Therapeutics, Inc.	148,773	3,561,626
#* Interpace Biosciences, Inc.	5,404	18,860
#* Intra-Cellular Therapies, Inc.	196,757	4,853,995
#* IntriCon Corp.	69,259	865,737
# Invacare Corp.	327,577	2,656,649
#* iRadimed Corp.	2,542	57,576
* IRIDEX Corp.	18,663	33,220
* Ironwood Pharmaceuticals, Inc.	105,962	1,046,905
* IVERIC bio, Inc.	32,174	190,470
#* Joint Corp. (The)	3,917	73,405
#* Jounce Therapeutics, Inc.	86,012	715,620
#* Kala Pharmaceuticals, Inc.	62,579	413,021
#* KalVista Pharmaceuticals, Inc.	14,277	245,707
#* Karyopharm Therapeutics, Inc.	85,262	1,263,583
Kewaunee Scientific Corp.	26,379	217,627
#* Kindred Biosciences, Inc.	254,337	887,636
* Kiniksa Pharmaceuticals, Ltd., Class A	14,916	233,585
#* Krystal Biotech, Inc.	9,466	406,943
* Kura Oncology, Inc.	124,267	3,883,344
#* Lannett Co., Inc.	3,787	24,350
#* Lantheus Holdings, Inc.	261,371	2,838,489
# LeMaitre Vascular, Inc.	190,491	6,187,148
* LENSAR, Inc.	81,315	793,634
#* Ligand Pharmaceuticals, Inc.	69,447	5,725,905
* LivaNova P.L.C.	33,099	1,666,204
Luminex Corp.	374,796	8,260,504
#* Lumos Pharma, Inc.	14,101	203,054
* MacroGenics, Inc.	324,656	6,301,573
#* Madrigal Pharmaceuticals, Inc.	43,787	5,571,896
* Magellan Health, Inc.	113,932	8,233,866
#* Magenta Therapeutics, Inc.	1,200	7,572
*» MedCath Corp.	92,602	0
#* MEDNAX, Inc.	388,364	4,951,641
* MeiraGTx Holdings P.L.C.	2,071	26,467
#* Meridian Bioscience, Inc.	195,224	3,348,092
#* Merit Medical Systems, Inc.	103,164	5,163,358
# Merrimack Pharmaceuticals, Inc.	148,849	574,557
* Mersana Therapeutics, Inc.	8,714	157,026
# Mesa Laboratories, Inc.	516	134,888
#* Minerva Neurosciences, Inc.	200,328	643,053
#* Misonix, Inc.	28,984	329,258
#* Molecular Templates, Inc.	16,147	142,739

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
#* MTBC, Inc.	54	$414
#* Myriad Genetics, Inc.	239,552	2,977,631
#* NantKwest, Inc.	25,548	191,865
National HealthCare Corp.	108,384	6,860,707
National Research Corp.	230,064	11,917,315
* Natus Medical, Inc.	299,618	5,456,044
#* NeoGenomics, Inc.	12,705	498,417
#* Neoleukin Therapeutics, Inc.	69,963	733,912
* NextGen Healthcare, Inc.	551,933	7,506,289
#* NGM Biopharmaceuticals, Inc.	7,704	133,587
#* NuVasive, Inc.	32,048	1,423,893
#* ObsEva SA	36,595	69,165
#* OPKO Health, Inc.	138,878	488,851
#* OptimizeRx Corp.	900	17,820
Option Care Health, Inc.	0	0
* OraSure Technologies, Inc.	545,497	8,149,725
#* Orthofix Medical, Inc.	159,856	4,997,099
#* OrthoPediatrics Corp.	6,767	301,808
#* Osmotica Pharmaceuticals P.L.C.	8,232	42,230
#* Otonomy, Inc.	86,734	310,508
Owens & Minor, Inc.	467,416	11,741,490
#* Oxford Immunotec Global P.L.C.	17,481	196,486
* Pacira BioSciences, Inc.	104,726	5,477,170
# Patterson Cos., Inc.	417,605	10,387,924
#* PDL BioPharma, Inc.	1,071,651	2,304,050
* Pennant Group, Inc.	236,375	9,847,382
#* PetIQ, Inc.	146,393	4,180,984
Phibro Animal Health Corp., Class A	72,469	1,191,390
#* Pieris Pharmaceuticals, Inc.	3,797	9,530
#* Precipio, Inc.	6,169	11,968
* Prestige Consumer Healthcare, Inc.	310,082	10,242,008
#* Prevail Therapeutics, Inc.	878	8,596
» Progenic Pharmaceuticals, Inc.	86,844	3,708
#* Protagonist Therapeutics, Inc.	106,152	2,011,580
#* Prothena Corp. P.L.C.	131,489	1,434,545
* Providence Service Corp. (The)	126,723	14,896,289
Psychemedics Corp.	12,225	46,088
* R1 RCM, Inc.	81,551	1,461,394
#* RadNet, Inc.	317,961	4,613,614
* REGENXBIO, Inc.	139,803	4,020,734
* Replimune Group, Inc.	7,665	320,474
#* Retrophin, Inc.	172,741	3,496,278
#* Revance Therapeutics, Inc.	107,404	2,779,616
* Rhythm Pharmaceuticals, Inc.	73,083	1,547,167
#* Rigel Pharmaceuticals, Inc.	324,009	803,542
#* Rocket Pharmaceuticals, Inc.	41,994	1,173,312
#* Sage Therapeutics, Inc.	18,787	1,378,590
#* Sangamo Therapeutics, Inc.	591,039	6,111,343
* scPharmaceuticals, Inc.	3,074	26,498
* SeaSpine Holdings Corp.	93,071	1,187,586
* Select Medical Holdings Corp.	222,509	4,668,239
#* Sharps Compliance Corp.	3,900	23,244
#* Shockwave Medical, Inc.	34,120	2,331,078
* SI-BONE, Inc.	664	13,924
#* Sientra, Inc.	8,980	37,896
* Sierra Oncology, Inc.	1,000	13,710
#* SIGA Technologies, Inc.	84,935	542,735
# Simulations Plus, Inc.	148,270	9,610,861
#* Spectrum Pharmaceuticals, Inc.	129,473	444,092

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (Continued)
#* Spero Therapeutics, Inc.	34,962	$458,352
#* STAAR Surgical Co.	8,654	627,415
#* Strata Skin Sciences, Inc.	22,306	27,883
* Supernus Pharmaceuticals, Inc.	213,754	3,924,523
#* Surface Oncology, Inc.	29,206	244,746
#* Surgalign Holdings, Inc.	281,805	490,341
* Surgery \Partners, Inc.	95,226	2,077,831
* Surmodics, Inc.	124,522	4,576,183
#* Syndax Pharmaceuticals, Inc.	98,038	1,706,842
* Synlogic, Inc.	131,667	244,901
#* Syros Pharmaceuticals, Inc.	80,124	534,427
#* Tabula Rasa HealthCare, Inc.	7,049	243,472
#* Tactile Systems Technology, Inc.	21,505	786,653
* Taro Pharmaceutical Industries, Ltd.	361	21,165
#* TCR2 Therapeutics, Inc.	4,778	93,983
* Tenet Healthcare Corp.	227,791	5,589,991
#* Tivity Health, Inc.	66,546	915,007
#* Translate Bio, Inc.	18,790	241,076
#* Triple-S Management Corp., Class B	161,111	2,983,776
#» U.S. Diagnostic, Inc.	25,100	0
# US Physical Therapy, Inc.	106,262	8,429,764
Utah Medical Products, Inc.	47,310	3,926,730
* Vanda Pharmaceuticals, Inc.	315,766	3,375,539
#* Varex Imaging Corp.	249,609	3,344,761
#* Veracyte, Inc.	12,715	440,702
* Vericel Corp.	112,300	2,080,919
#* ViewRay, Inc.	16,692	49,575
#* Vocera Communications, Inc.	122,707	4,022,335
* Voyager Therapeutics, Inc.	1,132	12,033
#* XBiotech, Inc.	10,628	181,845
#* Xencor, Inc.	158,569	6,085,878
#* Zogenix, Inc.	126,823	2,703,866
#* Zynerba Pharmaceuticals, Inc.	16,286	55,861
#* Zynex, Inc.	9,227	118,198

TOTALHEALTH CARE		589,605,151

INDUSTRIALS — (19.2%)
# AAON, Inc.	354,757	20,721,356
AAR Corp.	275,117	5,353,777
ABM Industries, Inc.	80,523	2,795,759
* Acacia Research Corp.	135,799	427,767
ACCO Brands Corp.	672,194	3,542,462
# Acme United Corp.	32,984	930,149
Advanced Drainage Systems, Inc.	152,095	9,647,386
* Aegion Corp.	276,082	3,895,517
* Aerovironment, Inc.	194,935	14,885,237
* Air Transport Services Group, Inc.	479,060	13,432,842
Alamo Group, Inc.	97,787	11,766,710
Albany International Corp., Class A	210,636	10,729,798
Allegiant Travel Co.	4,948	666,792
Allied Motion Technologies, Inc.	70,197	2,652,043
Altra Industrial Motion Corp.	42,094	1,799,939
#* Ameresco, Inc., Class A	172,746	6,631,719
#* American Superconductor Corp.	9,065	126,094
* American Woodmark Corp.	136,438	11,271,143
* AMREP Corp.	66,750	434,543
#* API Group Corp.	1,458	20,981
Apogee Enterprises, Inc.	226,399	5,408,672
Applied Industrial Technologies, Inc.	26,000	1,587,300

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
ARC Document Solutions, Inc.	110,245	$128,987
ArcBest Corp.	195,082	5,953,903
Arcosa, Inc.	8,186	377,948
Argan, Inc.	121,827	5,018,054
* Armstrong Flooring, Inc.	31,531	93,332
* Art’s-Way Manufacturing Co., Inc.	200	468
Astec Industries, Inc.	190,115	9,657,842
* Astronics Corp.	116,920	748,288
#* Astronics Corp., Class B	36,903	236,179
* Atkore International Group, Inc.	327,040	6,766,458
* Atlas Air Worldwide Holdings, Inc.	114,028	6,745,896
* Avis Budget Group, Inc.	116,478	3,921,814
AZZ, Inc.	212,737	7,145,836
Barnes Group, Inc.	23,264	853,789
Barrett Business Services, Inc.	27,355	1,620,784
* Beacon Roofing Supply, Inc.	369,633	11,347,733
# BG Staffing, Inc.	6,372	50,785
* Blue Bird Corp.	68,736	793,213
* BMC Stock Holdings, Inc.	381,526	15,104,614
Brady Corp., Class A	88,052	3,321,321
#* BrightView Holdings, Inc.	37,219	455,188
* Builders FirstSource, Inc.	414,671	12,564,531
CAI International, Inc.	129,410	3,409,954
#* Capstone Turbine Corp.	4,139	19,039
* Casella Waste Systems, Inc., Class A	391,551	21,139,838
* CBIZ, Inc.	453,645	10,284,132
* CECO Environmental Corp.	238,058	1,685,451
#* Chart Industries, Inc.	213,872	18,061,490
Chicago Rivet & Machine Co.	17,700	365,063
#* Cimpress P.L.C.	2,799	205,447
* CIRCOR International, Inc.	78,473	2,189,397
Columbus McKinnon Corp.	173,180	5,869,070
Comfort Systems USA, Inc.	292,737	13,407,355
#* Commercial Vehicle Group, Inc.	76,394	446,905
CompX International, Inc.	18,270	230,933
#* Construction Partners, Inc., Class A	3,397	69,231
#* Cornerstone Building Brands, Inc.	88,356	677,691
# Costamare, Inc.	583,817	3,321,919
Covanta Holding Corp.	207,185	1,881,240
* Covenant Logistics Group, Inc.	120,691	1,661,915
#* CPI Aerostructures, Inc.	11,078	25,258
CRA International, Inc.	88,486	3,623,502
CSW Industrials, Inc.	45,553	3,896,148
Cubic Corp.	151,779	8,971,657
#* Daseke, Inc.	12,384	81,363
Deluxe Corp.	31,932	684,622
Douglas Dynamics, Inc.	222,702	7,596,365
* Ducommun, Inc.	99,691	3,279,834
* DXP Enterprises, Inc.	136,654	2,137,269
* Dycom Industries, Inc.	38,045	2,470,642
#* Eagle Bulk Shipping, Inc.	55,889	769,033
Eastern Co. (The)	56,600	1,158,602
* Echo Global Logistics, Inc.	239,226	6,451,925
Encore Wire Corp.	182,136	8,416,505
#* Energy Recovery, Inc.	6,642	64,361
# Enerpac Tool Group Corp.	245,262	4,373,021
# Ennis, Inc.	220,827	3,365,403
EnPro Industries, Inc.	122,944	7,256,155
ESCO Technologies, Inc.	177,756	14,876,400

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
Espey Manufacturing & Electronics Corp.	35,187	$663,113
#* EVI Industries, Inc.	33,694	984,202
* Evoqua Water Technologies Corp.	116,602	2,673,684
* ExOne Co. (The)	2,393	24,050
Federal Signal Corp.	502,287	14,405,591
* Forrester Research, Inc.	208,131	7,688,359
Forward Air Corp.	224,420	14,131,727
* Franklin Covey Co.	151,694	2,566,662
Franklin Electric Co., Inc.	108,149	6,459,740
# GATX Corp.	11,859	809,733
# Genco Shipping & Trading, Ltd.	101,564	656,103
* Gencor Industries, Inc.	41,704	482,098
* Gibraltar Industries, Inc.	266,724	15,323,294
* GMS, Inc.	157,666	3,563,252
Golden Ocean Group, Ltd.	0	0
* Goldfield Corp. (The)	184,176	852,735
Gorman-Rupp Co. (The)	248,725	7,722,911
* GP Strategies Corp.	153,085	1,477,270
Graham Corp.	73,110	965,052
# Granite Construction, Inc.	251,995	4,866,023
* Great Lakes Dredge & Dock Corp.	479,745	4,955,766
# Greenbrier Cos., Inc. (The)	240,229	6,481,378
Griffon Corp.	403,518	8,651,426
H&E Equipment Services, Inc.	302,211	6,358,519
* Harsco Corp.	308,054	3,973,897
# Hawaiian Holdings, Inc.	292,614	4,052,704
#* HC2 Holdings, Inc.	41,499	89,223
# Healthcare Services Group, Inc.	102,486	2,344,880
Heartland Express, Inc.	434,826	7,961,664
Heidrick & Struggles International, Inc.	145,069	3,314,827
Helios Technologies, Inc.	257,477	10,772,838
* Herc Holdings, Inc.	242,148	10,741,685
* Heritage-Crystal Clean, Inc.	72,416	1,193,416
Herman Miller, Inc.	37,910	1,155,118
#* Hill International, Inc.	76,546	101,041
Hillenbrand, Inc.	94,056	2,751,138
HNI Corp.	25,948	844,607
* Houston Wire & Cable Co.	36,896	101,464
* Hub Group, Inc., Class A	270,168	13,543,522
* Hudson Global, Inc.	14,190	146,157
Hurco Cos., Inc.	57,082	1,703,327
* Huron Consulting Group, Inc.	189,339	7,168,375
Hyster-Yale Materials Handling, Inc.	104,045	4,411,508
ICF International, Inc.	129,123	8,443,353
#* IES Holdings, Inc.	156,480	4,994,842
Innovative Solutions & Support, Inc.	137,614	843,574
Insteel Industries, Inc.	156,860	3,413,274
Interface, Inc.	561,456	3,441,725
* JELD-WEN Holding, Inc.	53,652	1,128,302
Kadant, Inc.	98,815	11,375,583
Kaman Corp.	226,850	8,996,871
KAR Auction Services, Inc.	30,831	448,899
Kelly Services, Inc., Class A	274,966	4,778,909
Kennametal, Inc.	79,530	2,465,430
Kforce, Inc.	206,155	7,153,578
Kimball International, Inc., Class B	356,697	3,673,979
Knoll, Inc.	412,707	4,729,622
Korn Ferry	88,633	2,675,830
* Kratos Defense & Security Solutions, Inc.	788,288	14,890,760

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
* Lawson Products, Inc.	80,102	$3,301,003
* LB Foster Co., Class A	106,188	1,439,909
#* Lightbridge Corp.	1,700	4,352
* Limbach Holdings, Inc.	97,188	867,889
# Lindsay Corp.	85,874	9,042,532
* LS Starrett Co. (The), Class A	1,982	5,213
LSI Industries, Inc.	260,896	1,784,529
#* Lydall, Inc.	184,878	3,658,736
* Manitex International, Inc.	51,566	211,936
* Manitowoc Co., Inc. (The)	289,835	2,182,458
Marten Transport, Ltd.	681,051	10,450,728
* Masonite International Corp.	27,461	2,416,568
#* Mastech Digital, Inc.	59,786	937,444
Matson, Inc.	288,987	15,012,875
Matthews International Corp., Class A	156,222	3,410,326
Maxar Technologies, Inc.	15,870	408,970
McGrath RentCorp.	199,566	11,391,227
#* Meritor, Inc.	579,373	14,101,939
#* Mesa Air Group, Inc.	52,177	164,879
Miller Industries, Inc.	87,325	2,614,511
* Mistras Group, Inc.	142,874	531,491
Moog, Inc., Class A	20,385	1,271,820
* Morgan Group Holding Co.	253	1,574
* MRC Global, Inc.	438,593	1,868,406
Mueller Industries, Inc.	76,699	2,218,902
Mueller Water Products, Inc., Class A	826,175	8,559,173
* MYR Group, Inc.	139,439	5,961,017
National Presto Industries, Inc.	43,893	3,647,069
NL Industries, Inc.	23,557	97,526
# NN, Inc.	240,858	1,290,999
* Northwest Pipe Co.	91,196	2,444,053
* NOW, Inc.	834,274	3,395,495
#* NV5 Global, Inc.	57,302	3,213,496
# Omega Flex, Inc.	95,094	14,235,572
#* Orion Group Holdings, Inc.	245,018	798,759
* PAM Transportation Services, Inc.	40,807	1,615,957
Park Aerospace Corp.	127,705	1,352,396
Park-Ohio Holdings Corp.	103,487	2,042,833
Patriot Transportation Holding, Inc.	34,262	315,896
* Performant Financial Corp.	32,249	33,539
* Perma-Fix Environmental Services	1,994	13,659
* Perma-Pipe International Holdings, Inc.	86,037	468,041
* PGT Innovations, Inc.	445,500	7,386,390
* PICO Holdings, Inc.	111,452	921,708
Pitney Bowes, Inc.	518,744	2,754,531
Powell Industries, Inc.	118,511	2,800,415
Preformed Line Products Co.	51,182	2,816,545
Primoris Services Corp.	394,696	7,447,914
# Quad/Graphics, Inc.	142,123	322,619
Quanex Building Products Corp.	279,260	5,082,532
#* Radiant Logistics, Inc.	150,232	772,192
Raven Industries, Inc.	305,156	6,689,020
#» Recycling Asset Hldgs, Inc.	15,044	567
#* Red Violet, Inc.	1,887	39,250
* Resideo Technologies, Inc.	378,582	3,816,107
Resources Connection, Inc.	287,720	3,090,113
REV Group, Inc.	80,733	633,754
Rush Enterprises, Inc., Class A	344,221	12,336,881
Rush Enterprises, Inc., Class B	140,310	4,412,749

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (Continued)
* Saia, Inc.	217,568	$32,126,091
Scope Industries	4,778	1,074,094
# Scorpio Bulkers, Inc.	52,957	581,468
* Servotronics, Inc.	24,804	206,989
Shyft Group, Inc. (The)	275,643	5,322,666
* SIFCO Industries, Inc.	45,608	161,908
SkyWest, Inc.	3,075	89,267
* SP Plus Corp.	178,296	3,285,995
#* Spirit Airlines, Inc.	4,400	77,308
* SPX Corp.	217,944	9,238,646
* SPX FLOW, Inc.	231,244	9,793,183
Standex International Corp.	87,438	5,429,025
Steelcase, Inc., Class A	139,121	1,452,423
* Sterling Construction Co., Inc.	116,290	1,709,463
Systemax, Inc.	330,233	9,388,524
* Team, Inc.	173,574	930,357
Tennant Co.	152,799	9,109,876
Terex Corp.	82,657	2,040,801
* Textainer Group Holdings, Ltd.	221,872	3,208,269
* Thermon Group Holdings, Inc.	235,699	2,378,203
# Titan International, Inc.	370,948	1,020,107
* Titan Machinery, Inc.	65,527	982,250
#* TPI Composites, Inc.	127,935	4,237,207
* Transcat, Inc.	43,400	1,341,494
* TriMas Corp.	382,017	9,294,474
Trinity Industries, Inc.	21,437	403,873
Triton International, Ltd.	74,605	2,751,432
* TrueBlue, Inc.	344,905	5,352,926
#* Tutor Perini Corp.	523,651	7,074,525
* Twin Disc, Inc.	88,449	447,552
#* U.S. Xpress Enterprises, Inc., Class A	35,408	255,292
UFP Industries, Inc.	136,350	6,805,228
* Ultralife Corp.	105,175	542,703
Universal Logistics Holdings, Inc.	90,552	1,786,591
#* Upwork, Inc.	1,526	28,155
#» US Airways Group, Inc.	5,375	0
# US Ecology, Inc.	246,156	7,512,681
* USA Truck, Inc.	64,005	548,523
* Vectrus, Inc.	76,573	3,026,165
* Veritiv Corp.	173,696	2,501,222
# Viad Corp.	185,371	3,707,420
* Vicor Corp.	128,796	10,046,088
* Virco Manufacturing Corp.	133,476	261,613
# VSE Corp.	69,676	2,017,817
# Wabash National Corp.	495,918	7,071,791
* Welbilt, Inc.	49,487	300,881
Werner Enterprises, Inc.	61,910	2,353,818
* WESCO International, Inc.	45,881	1,892,132
#* Wilhelmina International, Inc.	803	2,216
#* Willdan Group, Inc.	27,036	707,532
* Willis Lease Finance Corp.	75,426	1,599,785
#* YRC Worldwide, Inc.	4,000	15,680

TOTALINDUSTRIALS		1,042,250,407

INFORMATIONTECHNOLOGY — (12.7%)
#* 2U, Inc.	89,468	3,296,896
#* 3D Systems Corp.	210,713	1,198,957
* A10 Networks Inc.	55,473	373,888
#* Acacia Communications, Inc.	17,795	1,205,433

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*» Actua Corp.	21,078	$2,108
#* ADDvantage Technologies Group, Inc.	79,262	149,013
ADTRAN, Inc.	195,448	2,089,339
* Advanced Energy Industries, Inc.	81,945	5,528,829
* Agilysys, Inc.	212,768	5,761,757
#* Airgain, Inc.	13,797	190,675
* Alarm.com Holdings, Inc.	35,420	2,066,049
* Alithya Group, Inc., Class A	105,048	252,115
Alliance Data Systems Corp.	38,255	1,971,663
* Alpha & Omega Semiconductor, Ltd.	205,626	3,261,228
* Ambarella, Inc.	165,238	9,033,561
American Software, Inc., Class A	224,960	3,302,413
* Amkor Technology, Inc.	700,813	8,304,634
* Amtech Systems, Inc.	11,921	63,420
#* Applied Optoelectronics, Inc.	20,295	178,190
* Arlo Technologies, Inc.	361,484	1,612,219
AstroNova, Inc.	59,790	472,341
#* Asure Software, Inc.	8,305	58,716
#* Avaya Holdings Corp.	581,735	10,005,842
* Aviat Networks, Inc.	9,712	179,769
#* Avid Technology, Inc.	238,583	2,223,594
Avnet, Inc.	54,072	1,333,956
* Aware, Inc.	144,939	382,639
* Axcelis Technologies, Inc.	274,975	6,068,698
#* AXT, Inc.	289,469	1,722,341
# Badger Meter, Inc.	232,956	17,084,993
Bel Fuse, Inc., Class A	33,047	402,512
Bel Fuse, Inc., Class B	93,130	1,090,552
Belden, Inc.	33,270	1,027,378
Benchmark Electronics, Inc.	305,543	6,364,461
* BK Technologies Corp.	40,346	119,828
* Bottomline Technologies De, Inc.	71,280	2,831,242
* Brightcove, Inc.	67,720	856,658
#» BroadVision, Inc.	16,737	10,730
* BSQUARE Corp.	12,233	13,946
#* CalAmp Corp.	267,158	1,891,479
* Calix, Inc.	442,139	10,350,474
#* CAMBIUM NETWORKS CORP.	1,860	42,854
* Cardtronics P.L.C., Class A	310,524	5,530,432
#* Casa Systems, Inc.	100,665	419,773
Cass Information Systems, Inc.	106,669	4,183,558
#* Cerence, Inc.	14,232	776,783
* CEVA, Inc.	155,522	6,270,647
* ChannelAdvisor Corp.	51,072	827,366
* Clearfield, Inc.	97,696	2,044,777
#* Coda Octopus Group, Inc.	6,169	34,053
* Coherent, Inc.	9,342	1,169,058
Cohu, Inc.	252,820	5,493,779
* CommScope Holding Co., Inc.	148,000	1,317,200
Communications Systems, Inc.	89,247	354,311
* CommVault Systems, Inc.	51,503	2,039,004
* Computer Task Group, Inc.	250,507	1,392,819
Comtech Telecommunications Corp.	165,738	2,386,627
* Conduent, Inc.	470,811	1,640,776
CSG Systems International, Inc.	266,011	10,076,497
CSP, Inc.	49,891	353,727
CTS Corp.	299,373	8,274,670
#* CVD Equipment Corp.	29,398	108,479
* CyberOptics Corp.	61,255	1,411,315

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Daktronics, Inc.	170,239	$663,932
* Data I/O Corp.	55,681	189,872
#* Diebold Nixdorf, Inc.	19,963	124,369
* Digi International, Inc.	241,414	3,556,028
#* Digimarc Corp.	3,695	117,095
* Diodes, Inc.	319,954	18,502,940
* DSP Group, Inc.	201,703	2,656,429
#* DZS, Inc.	4,668	53,169
# Ebix, Inc.	64,350	1,162,161
* eGain Corp.	99,991	1,584,857
#* Electro-Sensors, Inc.	4,550	15,971
* EMCORE Corp.	153,559	500,602
* Endurance International Group Holdings, Inc.	492,068	2,858,915
* ePlus, Inc.	122,059	8,240,203
#* Everspin Technologies, Inc.	1,637	12,032
EVERTEC, Inc.	256,166	8,525,204
#* Evo Payments, Inc., Class A	18,955	399,382
* ExlService Holdings, Inc.	233,261	17,667,188
* Fabrinet	294,825	17,695,396
* FARO Technologies, Inc.	145,780	8,781,787
#* Fitbit, Inc., Class A	798,929	5,624,460
* FormFactor, Inc.	615,392	17,446,363
* Frequency Electronics, Inc.	66,023	603,450
#* GreenSky, Inc., Class A	5,919	27,997
* GSE Systems, Inc.	11,257	11,034
* GSI Technology, Inc.	104,352	637,591
#* GTT Communications, Inc.	276,365	1,019,787
Hackett Group, Inc. (The)	344,391	4,449,532
#* Harmonic, Inc.	866,984	5,149,885
#* I3 Verticals, Inc., Class A	25,597	528,066
* Ichor Holdings, Ltd	55,006	1,279,440
* IEC Electronics Corp.	33,359	319,246
#* Image Sensing Systems, Inc.	2,530	9,159
#* Immersion Corp.	105,389	649,196
#* Impinj, Inc.	2,928	74,693
#* Infinera Corp.	703,113	4,401,487
#* Innodata, Inc.	32,371	84,003
* Insight Enterprises, Inc.	285,320	15,221,822
#* Intelligent Systems Corp.	4,600	174,432
InterDigital, Inc.	26,602	1,489,180
* inTEST Corp.	78,717	366,821
* Intevac, Inc.	65,635	346,553
* Iteris, Inc.	84,450	318,377
* Itron, Inc.	27,790	1,888,330
* Key Tronic Corp.	24,728	188,922
* Kimball Electronics, Inc.	183,859	2,228,371
* Knowles Corp.	744,606	10,610,635
Kulicke & Soffa Industries, Inc.	506,905	13,250,497
* KVH Industries, Inc.	172,537	1,499,347
* Lantronix, Inc.	3,368	14,583
* Lattice Semiconductor Corp.	648,727	22,640,572
* LGL Group, Inc. (The)	51,187	491,907
#* Limelight Networks, Inc.	506,976	1,789,625
#* Luna Innovations, Inc.	99,696	629,082
#* MACOM Technology Solutions Holdings, Inc.	158,178	5,773,497
#* MagnaChip Semiconductor Corp.	86,929	1,190,058
ManTech International Corp., Class A	64,212	4,166,075
* MaxLinear, Inc.	295,100	7,802,444
Methode Electronics, Inc.	294,964	9,076,042

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
* MicroStrategy, Inc., Class A	24,958	$4,169,733
* Mitek Systems, Inc.	40,438	503,453
#* Model N, Inc.	18,403	648,338
MTS Systems Corp.	160,141	3,888,223
#* Napco Security Technologies, Inc.	207,492	5,004,707
* NCR Corp.	22,289	452,912
#* NeoPhotonics Corp.	247,331	1,684,324
* NETGEAR, Inc.	240,938	7,425,709
* Netscout Systems, Inc.	458,437	9,407,127
#* NetSol Technologies, Inc.	45,396	109,404
# Network-1 Technologies, Inc.	46,583	134,625
NIC, Inc.	499,105	11,189,934
* nLight, Inc.	7,200	152,928
NVE Corp.	14,503	669,023
#* OneSpan, Inc.	189,711	4,160,362
* Onto Innovation, Inc.	128,031	4,105,954
* Optical Cable Corp.	37,938	101,294
* OSI Systems, Inc.	145,976	11,263,508
#* PAR Technology Corp.	66,278	2,450,298
# Paysign, Inc.	51,491	245,097
PC Connection, Inc.	142,108	6,473,019
PC-Tel, Inc.	162,145	826,939
#* PDF Solutions, Inc.	119,755	2,244,209
* Perceptron, Inc.	55,788	384,937
* Perficient, Inc.	271,952	10,649,640
* PFSweb, Inc.	14,215	88,133
* Photronics, Inc.	425,447	4,148,108
* Pixelworks, Inc.	95,160	211,255
* Plexus Corp.	225,831	15,704,288
Power Integrations, Inc.	46,105	2,775,982
#* PRGX Global, Inc.	159,773	869,165
Progress Software Corp.	356,424	12,963,141
QAD, Inc., Class A	89,941	3,763,131
# QAD, Inc., Class B	28,424	827,138
#* Qumu Corp.	26,007	118,332
* Rambus, Inc.	926,676	12,778,862
#* RealNetworks, Inc.	18,895	26,453
RF Industries, Ltd.	67,928	290,732
#* Ribbon Communications, Inc.	446,737	1,925,436
Richardson Electronics, Ltd.	103,699	437,610
* Rogers Corp.	79,300	9,612,746
#* Rubicon Technology, Inc.	2,007	16,899
# Sabre Corp.	63,184	411,960
#* Sailpoint Technologies Holdings, Inc.	130,488	5,416,557
* Sanmina Corp.	196,568	4,804,122
Sapiens International Corp. NV.	53,258	1,444,890
* ScanSource, Inc.	230,171	4,626,437
* Seachange International, Inc.	17,892	13,419
#* SecureWorks Corp., Class A	3,955	41,132
#* ShotSpotter, Inc.	9,454	277,097
* Sigmatron International, Inc.	9,685	31,089
#* SMART Global Holdings, Inc.	151,202	3,990,221
* SMTC Corp.	10,277	35,867
* SPS Commerce, Inc.	60,328	5,163,474
* StarTek, Inc.	41,415	217,429
#* Stratasys, Ltd.	363,174	4,641,364
* Super Micro Computer, Inc.	60,838	1,382,239
# Support.com, Inc.	38,495	88,923
* Sykes Enterprises, Inc.	328,070	11,233,117

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#* Synaptics, Inc.	242,741	$18,610,952
#* Synchronoss Technologies, Inc.	282,163	781,592
#* Telenav, Inc.	80,622	328,132
#* Teradata Corp.	66,729	1,225,812
TESSCO Technologies, Inc.	88,060	537,166
TransAct Technologies, Inc.	75,004	536,279
* Trio-Tech International	6,465	23,921
* TSR, Inc.	52,346	320,881
TTEC Holdings, Inc.	243,658	13,347,585
#* TTM Technologies, Inc.	789,125	9,366,914
#* Ultra Clean Holdings, Inc.	231,627	4,931,339
#* Unisys Corp.	204,972	2,693,332
* Upland Software, Inc.	114,692	4,784,950
#* Veeco Instruments, Inc.	204,566	2,604,125
#* Veritone, Inc.	18,284	171,504
#* Verra Mobility Corp.	56,361	541,629
#* ViaSat, Inc.	7,964	269,980
* Viavi Solutions, Inc.	41,557	513,229
* Virtusa Corp.	293,269	14,751,431
Vishay Intertechnology, Inc.	118,747	1,926,076
* Vishay Precision Group, Inc.	117,887	2,816,320
Wayside Technology Group, Inc.	32,917	728,124
* Wireless Telecom Group, Inc.	54,107	74,127
Xperi Holding Corp.	247,901	3,073,972
#* Zix Corp.	196,439	1,204,171

TOTAL INFORMATION TECHNOLOGY		692,149,122

MATERIALS — (5.4%)
* AdvanSix, Inc.	124,895	1,900,902
#* AgroFresh Solutions, Inc.	185,302	381,722
* Alcoa Corp.	93,906	1,213,266
* Allegheny Technologies, Inc.	218,181	2,009,447
* American Biltrite, Inc.	391	81,133
American Vanguard Corp.	180,106	2,326,970
* Ampco-Pittsburgh Corp.	2,643	11,497
Avient Corp.	112,919	3,508,393
Boise Cascade Co.	314,383	12,066,020
Cabot Corp.	67,819	2,577,800
Carpenter Technology Corp.	140,044	2,447,969
* Century Aluminum Co.	980,727	6,453,184
Chase Corp.	77,835	7,406,779
Chemours Co. (The)	26,468	533,066
* Clearwater Paper Corp.	104,989	3,900,341
* Coeur Mining, Inc.	1,717,293	12,141,262
Commercial Metals Co.	370,242	7,645,497
# Compass Minerals International, Inc.	102,020	6,159,968
* Core Molding Technologies, Inc.	66,816	513,815
Domtar Corp.	82,541	1,971,079
* Element Solutions, Inc.	69,055	809,325
#* Ferro Corp.	724,175	9,312,890
» Ferroglobe Representation & Warranty Insurance Trust	447,468	0
#* Flotek Industries, Inc.	241,899	599,910
* Forterra, Inc.	32,207	420,301
Friedman Industries, Inc.	73,974	414,254
FutureFuel Corp.	294,779	3,504,922
* GCP Applied Technologies, Inc.	186,414	4,065,689
Glatfelter Corp.	382,153	5,453,323
# Gold Resource Corp.	196,485	538,369
Greif, Inc., Class A	94,219	3,824,349

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Greif, Inc., Class B	8,403	$363,430
Hawkins, Inc.	100,732	4,705,192
Haynes International, Inc.	50,219	814,050
# HB Fuller Co.	65,514	2,964,508
Hecla Mining Co.	2,503,473	11,465,906
* Ingevity Corp.	23,074	1,266,301
Innospec, Inc.	198,537	13,131,237
* Intrepid Potash, Inc.	65,108	649,778
Kaiser Aluminum Corp.	167,047	10,512,268
* Koppers Holdings, Inc.	115,834	2,598,157
* Kraton Corp.	263,279	7,450,796
# Kronos Worldwide, Inc.	118,992	1,584,973
#* Livent Corp.	268,982	2,891,556
* LSB Industries, Inc.	11,750	26,203
Materion Corp.	155,618	7,966,085
# Mercer International, Inc.	471,967	2,968,672
Minerals Technologies, Inc.	177,293	9,696,154
Myers Industries, Inc.	324,292	4,650,347
Neenah, Inc.	148,169	5,575,599
# Nexa Resources SA	102,315	619,006
Northern Technologies International Corp.	76,828	615,392
O-I Glass, Inc.	167,159	1,576,309
Olin Corp.	121,939	2,018,090
Olympic Steel, Inc.	93,389	1,065,568
* PQ Group Holdings, Inc.	102,580	1,185,825
#* Ramaco Resources, Inc.	4,591	12,855
* Ranpak Holdings Corp.	1,807	15,414
#* Rayonier Advanced Materials, Inc.	112,211	384,884
* Resolute Forest Products, Inc.	316,068	1,450,752
* Ryerson Holding Corp.	136,995	1,078,151
Schnitzer Steel Industries, Inc., Class A	235,509	4,945,689
Schweitzer-Mauduit International, Inc.	194,051	6,442,493
Sensient Technologies Corp.	87,898	5,751,166
Stepan Co.	171,120	19,925,213
* Summit Materials, Inc., Class A	418,888	7,410,129
SunCoke Energy, Inc.	482,906	1,685,342
* Synalloy Corp.	65,790	341,450
* TimkenSteel Corp.	315,455	1,220,811
* Trecora Resources	162,400	961,408
Tredegar Corp.	328,096	4,783,640
Trinseo SA	101,765	3,238,162
* Tronox Holdings P.L.C., Class A	304,435	2,974,330
* UFP Technologies, Inc.	28,455	1,054,542
United States Lime & Minerals, Inc.	60,189	5,579,520
# United States Steel Corp.	633,566	6,120,248
* Universal Stainless & Alloy Products, Inc.	71,074	385,932
* US Concrete, Inc.	101,012	3,430,368
#* US Gold Corp.	2,565	20,700
* Venator Materials P.L.C.	154,897	300,500
# Verso Corp., Class A	260,448	2,026,285
# Warrior Met Coal, Inc.	305,968	4,589,520
Worthington Industries, Inc.	101,181	4,979,117
WR Grace & Co.	4,731	205,751

TOTAL MATERIALS		293,869,216

REAL ESTATE — (0.9%)
Altisource Asset Management Corp.	0	0
#* Altisource Portfolio Solutions SA	32,139	357,707
#* BBX Capital, Inc.	38,834	133,977

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
#* CKX Lands, Inc.	15,043	$143,059
# CTO Realty Growth, Inc.	52,363	2,310,779
#* Cushman & Wakefield P.L.C.	13,591	159,287
* eXp World Holdings, Inc.	1,031	43,704
* Forestar Group, Inc.	73,419	1,221,692
* FRP Holdings, Inc.	91,787	3,713,702
Griffin Industrial Realty, Inc.	49,036	2,601,360
#* InterGroup Corp. (The)	5,700	182,400
* JW Mays, Inc.	2,700	62,100
# Kennedy-Wilson Holdings, Inc.	153,408	2,021,918
* Marcus & Millichap, Inc.	301,083	9,402,822
* Maui Land & Pineapple Co., Inc.	28,396	286,516
Newmark Group, Inc., Class A	154,259	730,416
* Rafael Holdings, Inc., Class B	136,561	2,239,600
RE/MAX Holdings, Inc., Class A	123,009	3,978,111
RMR Group, Inc. (The), Class A	82,120	2,189,319
#* St Joe Co. (The)	485,644	13,131,814
* Stratus Properties, Inc.	70,654	1,509,876
* Tejon Ranch Co.	176,434	2,418,910
#* Trinity Place Holdings, Inc.	45,425	63,141

TOTAL REAL ESTATE		48,902,210

UTILITIES — (1.7%)
American States Water Co.	897	66,997
Artesian Resources Corp., Class A	45,630	1,607,545
#* Atlantic Power Corp.	249,339	496,185
# Atlantica Sustainable Infrastructure P.L.C.	4,858	143,262
Avista Corp.	26,696	886,841
California Water Service Group	337,112	15,025,082
Chesapeake Utilities Corp.	133,432	12,970,925
Consolidated Water Co., Ltd.	63,422	638,025
Genie Energy, Ltd., Class B	212,941	1,765,281
MGE Energy, Inc.	111,952	7,279,119
Middlesex Water Co.	135,259	8,675,512
# Northwest Natural Holding Co.	202,381	8,993,812
NorthWestern Corp.	9,300	484,809
Otter Tail Corp.	293,331	11,249,244
RGC Resources, Inc.	15,928	379,086
SJW Group	179,461	10,891,488
# South Jersey Industries, Inc.	28,136	542,181
# Spark Energy, Inc., Class A	10,012	91,309
* Sunnova Energy International, Inc.	77,083	1,854,617
Unitil Corp.	117,497	4,059,521
York Water Co. (The)	87,307	3,688,721

TOTAL UTILITIES		91,789,562

TOTAL COMMON STOCKS		5,093,225,364

PREFERRED STOCKS — (0.1%)

COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	18,902	533,981

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (0.1%)
WESCO International, Inc.	55,710	$1,614,476

TOTAL PREFERRED STOCKS		2,148,457

RIGHTS/WARRANTS — (0.0%)

COMMUNICATION SERVICES — (0.0%)
#*» HC2 Holdings, Inc. Right 11/20/2020.	41,499	9,117

CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights 12/31/19, Class A	16,919	508

TOTAL RIGHTS/WARRANTS		9,625

TOTAL INVESTMENT SECURITIES (Cost $3,806,894,455)		5,095,383,446

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.026%	38,842,522	38,842,522

SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	26,463,162	306,205,247

TOTAL INVESTMENTS — (100.0%) (Cost $4,151,899,823)		$5,440,431,215

As of October 31, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	245	12/18/20	$41,242,107	$39,992,575	$(1,249,532)

Total Futures Contracts			$41,242,107	$39,992,575	$(1,249,532)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$119,587,538	—	—	$119,587,538
Consumer Discretionary	730,723,963	$11,479	—	730,735,442
Consumer Staples	213,364,534	—	—	213,364,534
Energy	164,854,514	—	—	164,854,514
Financials	1,106,095,478	22,190	—	1,106,117,668
Health Care	589,411,044	194,107	—	589,605,151
Industrials	1,042,249,840	567	—	1,042,250,407
Information Technology	692,136,284	12,838	—	692,149,122
Materials	293,869,216	—	—	293,869,216
Real Estate	48,902,210	—	—	48,902,210
Utilities	91,789,562	—	—	91,789,562
Preferred Stocks
Communication Services	533,981	—	—	533,981
Industrials	1,614,476	—	—	1,614,476

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Communication Services	—	$9,117	—	$9,117
Consumer Discretionary	—	508	—	508
Temporary Cash Investments	$38,842,522	—	—	38,842,522
Securities Lending Collateral	—	306,205,247	—	306,205,247
Futures Contracts**	(1,249,532)	—	—	(1,249,532)

TOTAL	$5,132,725,630	$306,456,053	—	$5,439,181,683

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value†
COMMON STOCKS — (96.9%)
REAL ESTATE — (96.9%)
Acadia Realty Trust	740,057	$6,904,732
# Agree Realty Corp.	435,838	27,052,465
Alexander’s, Inc.	20,010	4,866,232
# Alexandria Real Estate Equities, Inc.	1,080,010	163,643,115
American Assets Trust, Inc.	439,961	9,208,384
American Campus Communities, Inc.	1,179,803	44,195,420
# American Finance Trust, Inc.	600,321	3,460,851
American Homes 4 Rent, Class A	2,370,859	67,024,184
American Tower Corp.	3,359,986	771,620,785
Apartment Investment & Management Co., Class A	1,274,660	40,661,654
Apple Hospitality REIT, Inc.	1,819,977	18,017,772
AvalonBay Communities, Inc.	1,206,043	167,796,763
# Bluerock Residential Growth REIT, Inc.	203,289	1,760,483
Boston Properties, Inc.	1,267,448	91,775,910
Braemar Hotels & Resorts, Inc.	272,862	660,326
# Brandywine Realty Trust	1,467,135	12,852,103
Brixmor Property Group, Inc.	2,539,534	27,833,293
# Brookfield Property REIT, Inc., Class A	82,773	1,220,902
# BRT Apartments Corp.	52,130	649,018
Camden Property Trust	835,112	77,030,731
CareTrust REIT, Inc.	822,967	14,072,736
# Cedar Realty Trust, Inc.	331,595	315,015
Chatham Lodging Trust	414,372	3,045,634
CIM Commercial Trust Corp.	7,411	59,288
City Office REIT, Inc.	392,845	2,482,780
# Clipper Realty, Inc.	86,045	483,573
Columbia Property Trust, Inc.	984,540	10,416,433
Community Healthcare Trust, Inc.	179,753	8,322,564
CorePoint Lodging, Inc.	363,225	1,736,215
CoreSite Realty Corp.	354,067	42,261,437
Corporate Office Properties Trust	961,868	21,574,699
Cousins Properties, Inc.	1,273,746	32,455,048
Crown Castle International Corp.	3,456,391	539,888,274
CubeSmart	1,662,739	56,416,734
CyrusOne, Inc.	1,001,327	71,144,283
DiamondRock Hospitality Co.	1,715,396	8,474,056
Digital Realty Trust, Inc.	2,281,940	329,283,942
Diversified Healthcare Trust	2,055,946	5,951,964
Douglas Emmett, Inc.	1,429,687	33,740,613
Duke Realty Corp.	3,180,064	120,810,631
Easterly Government Properties, Inc.	663,687	13,871,058
EastGroup Properties, Inc.	337,444	44,907,047
# Empire State Realty Trust, Inc., Class A	1,258,281	6,769,552
# EPR Properties	638,172	15,214,020
Equinix, Inc.	512,115	374,478,973
Equity Commonwealth	1,045,615	27,625,148
Equity LifeStyle Properties, Inc.	1,468,537	86,922,705
Equity Residential	3,189,647	149,849,616
#» ESC WAR IND	433,542	124,795
Essential Properties Realty Trust, Inc.	803,970	13,281,584
Essex Property Trust, Inc.	558,937	114,352,921
Extra Space Storage, Inc.	1,094,927	126,956,786
# Federal Realty Investment Trust	615,997	42,368,274
First Industrial Realty Trust, Inc.	1,090,085	43,396,284
# Four Corners Property Trust, Inc.	606,922	15,379,403

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
# Franklin Street Properties Corp.	937,923	$3,939,277
Front Yard Residential Corp.	407,876	5,461,460
Gaming and Leisure Properties, Inc.	1,775,668	64,545,532
Getty Realty Corp.	307,029	8,068,722
# Gladstone Commercial Corp.	279,182	4,536,707
# Global Medical REIT, Inc.	370,799	4,609,032
Global Net Lease, Inc.	769,480	10,949,700
# Global Self Storage, Inc.	43,975	173,701
Healthcare Realty Trust, Inc.	1,166,448	32,427,254
Healthcare Trust of America, Inc., Class A	1,873,500	45,526,050
Healthpeak Properties, Inc.	4,615,724	124,486,076
Hersha Hospitality Trust	313,791	1,537,576
Highwoods Properties, Inc.	890,010	26,495,598
Host Hotels & Resorts, Inc.	6,048,203	63,385,167
Hudson Pacific Properties, Inc.	1,313,445	25,296,951
# Independence Realty Trust, Inc.	817,526	9,932,941
Industrial Logistics Properties Trust	560,361	10,747,724
Investors Real Estate Trust	105,780	7,130,630
Invitation Homes, Inc.	4,801,529	130,889,681
# Iron Mountain, Inc.	2,468,760	64,335,886
JBG SMITH Properties	1,038,507	24,249,138
Kilroy Realty Corp.	887,969	41,805,581
Kimco Realty Corp.	3,709,147	38,055,848
Kite Realty Group Trust	728,285	7,545,033
Lamar Advertising Co., Class A	741,088	45,917,812
Lexington Realty Trust	2,210,594	21,951,198
Life Storage, Inc.	401,882	45,874,830
LTC Properties, Inc.	336,953	11,122,819
# Macerich Co. (The)	931,842	6,485,620
# Mack-Cali Realty Corp.	783,006	8,605,236
Medical Properties Trust, Inc.	4,525,713	80,648,206
MGM Growth Properties LLC, Class A	1,127,738	29,828,670
Mid-America Apartment Communities, Inc.	980,539	114,360,264
Monmouth Real Estate Investment Corp.	801,792	11,104,819
National Health Investors, Inc.	383,156	21,475,894
# National Retail Properties, Inc.	1,486,585	47,585,586
National Storage Affiliates Trust	534,298	18,107,359
New Senior Investment Group, Inc.	730,376	2,855,770
# NexPoint Residential Trust, Inc.	168,247	7,456,707
Office Properties Income Trust	416,624	7,670,048
# Omega Healthcare Investors, Inc.	1,950,642	56,197,996
One Liberty Properties, Inc.	133,180	2,054,967
Outfront Media, Inc.	1,234,621	16,185,881
Paramount Group, Inc.	1,522,143	8,797,987
# Park Hotels & Resorts, Inc.	2,014,278	20,001,781
# Pebblebrook Hotel Trust	1,119,269	13,408,843
# Pennsylvania Real Estate Investment Trust	124,026	61,889
Physicians Realty Trust	1,783,459	30,069,119
Piedmont Office Realty Trust, Inc., Class A	1,085,310	12,394,240
Plymouth Industrial REIT, Inc.	106,936	1,359,157
# Preferred Apartment Communities, Inc., Class A	231,977	1,252,676
Prologis, Inc.	6,102,407	605,358,774
PS Business Parks, Inc.	177,076	20,191,976
Public Storage	1,334,600	305,716,822
# QTS Realty Trust, Inc., Class A	518,606	31,899,455
Realty Income Corp.	2,954,748	170,961,719
Regency Centers Corp.	1,455,656	51,806,797
Retail Opportunity Investments Corp.	1,010,142	9,828,682
Retail Properties of America, Inc., Class A	1,846,299	9,674,607

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
Retail Value, Inc.	145,070	$1,813,375
Rexford Industrial Realty, Inc.	1,029,867	47,847,621
RLJ Lodging Trust	1,420,227	11,617,457
RPT Realty	707,286	3,458,629
Ryman Hospitality Properties, Inc.	448,819	17,885,437
# Sabra Health Care REIT, Inc.	1,762,983	23,200,856
Saul Centers, Inc.	121,982	3,019,054
SBA Communications Corp.	958,732	278,387,011
#* Seritage Growth Properties	310,634	3,954,371
Service Properties Trust	1,417,071	10,217,082
# Simon Property Group, Inc.	2,620,970	164,623,126
SITE Centers Corp.	1,324,626	9,020,703
# SL Green Realty Corp.	627,472	26,862,076
# Sotherly Hotels, Inc.	103,271	156,972
# Spirit Realty Capital, Inc.	883,242	26,541,422
# STAG Industrial, Inc.	1,279,129	39,806,494
# STORE Capital Corp.	2,060,858	52,964,051
Summit Hotel Properties, Inc.	921,306	4,864,496
Sun Communities, Inc.	833,731	114,746,398
Sunstone Hotel Investors, Inc.	1,856,009	13,771,587
# Tanger Factory Outlet Centers, Inc.	806,730	4,993,659
Taubman Centers, Inc.	93,419	3,122,063
Terreno Realty Corp.	585,943	32,976,872
UDR, Inc.	2,527,452	78,957,600
UMH Properties, Inc.	325,030	4,430,159
Uniti Group, Inc.	1,502,669	13,253,541
Universal Health Realty Income Trust	113,580	6,073,123
Urban Edge Properties	1,003,286	9,430,888
# Urstadt Biddle Properties, Inc.	63,005	546,253
Urstadt Biddle Properties, Inc., Class A	266,595	2,535,318
Ventas, Inc.	3,197,471	126,204,180
VEREIT, Inc.	9,239,655	57,285,861
# Vornado Realty Trust	1,391,632	42,764,851
# Washington Prime Group, Inc.	1,058,365	619,673
Washington Real Estate Investment Trust	707,222	12,362,241
Weingarten Realty Investors	1,046,484	16,597,236
Welltower, Inc.	3,574,385	192,194,681
* Wheeler Real Estate Investment Trust, Inc.	1,281	3,536
# Whitestone REIT	318,928	1,900,811
WP Carey, Inc.	1,492,600	93,451,686
Xenia Hotels & Resorts, Inc.	982,876	8,098,898

TOTAL REAL ESTATE		8,083,636,027

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.026%	51,245,277	51,245,277

SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	18,247,780	211,145,063

TOTAL INVESTMENTS — (100.0%) (Cost $6,460,823,695)		$8,346,026,367

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

As of October 31, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	301	12/18/20	$50,520,475	$49,133,735	$(1,386,740)

Total Futures Contracts			$50,520,475	$49,133,735	$(1,386,740)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$8,083,511,232	$124,795	—	$8,083,636,027
Temporary Cash Investments	51,245,277	—	—	51,245,277
Securities Lending Collateral	—	211,145,063	—	211,145,063
Futures Contracts**	(1,386,740)	—	—	(1,386,740)

TOTAL	$8,133,369,769	$211,269,858	—	$8,344,639,627

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.9%)
* Afterpay, Ltd.	34,496	$2,348,801
AGL Energy, Ltd.	157,174	1,377,557
ALS, Ltd.	242,483	1,604,565
Altium, Ltd.	61,363	1,610,605
Alumina, Ltd.	725,870	733,176
AMP, Ltd.	1,051,035	1,131,010
Ampol, Ltd.	194,204	3,541,137
Ansell, Ltd.	62,963	1,780,409
APA Group	287,796	2,121,730
Aristocrat Leisure, Ltd.	181,577	3,656,367
ASX, Ltd.	49,418	2,767,142
Atlas Arteria, Ltd.	352,211	1,395,131
Aurizon Holdings, Ltd.	1,216,488	3,225,711
AusNet Services	647,765	910,617
Australia & New Zealand Banking Group, Ltd.	579,754	7,693,702
BHP Group, Ltd.	842,811	20,203,550
# BHP Group, Ltd., Sponsored ADR	104,560	5,030,382
BlueScope Steel, Ltd.	289,001	2,985,002
Boral, Ltd.	563,498	1,804,492
Brambles, Ltd.	509,466	3,436,001
Carsales.com, Ltd.	129,544	1,892,609
* CIMIC Group, Ltd.	41,953	634,069
Cleanaway Waste Management, Ltd.	683,509	985,361
Coca-Cola Amatil, Ltd.	320,915	2,805,384
Cochlear, Ltd.	14,527	2,168,232
Coles Group, Ltd.	337,836	4,220,340
Commonwealth Bank of Australia	470,347	22,836,066
Computershare, Ltd.	245,008	2,093,816
Crown Resorts, Ltd.	159,728	929,919
CSL, Ltd.	137,898	27,918,453
* Deterra Royalties, Ltd.	193,070	533,336
Domino’s Pizza Enterprises, Ltd.	23,539	1,402,021
Evolution Mining, Ltd.	768,441	3,012,622
* Flight Centre Travel Group, Ltd.	64,937	513,987
Fortescue Metals Group, Ltd.	650,204	7,954,264
# Harvey Norman Holdings, Ltd.	399,284	1,249,060
IDP Education, Ltd.	86,024	1,167,075
Iluka Resources, Ltd.	193,070	699,629
Incitec Pivot, Ltd.	650,100	877,134
Insurance Australia Group, Ltd.	731,545	2,455,592
James Hardie Industries P.L.C.	144,277	3,503,027
JB Hi-Fi, Ltd.	74,704	2,496,269
Lendlease Corp., Ltd.	185,997	1,564,632
Macquarie Group, Ltd.	90,763	8,092,463
Magellan Financial Group, Ltd.	47,244	1,831,108
Medibank Pvt, Ltd.	1,275,521	2,394,374
Mineral Resources, Ltd.	68,777	1,207,710
National Australia Bank, Ltd.	626,650	8,198,448
Newcrest Mining, Ltd.	136,404	2,828,676
* NEXTDC, Ltd.	126,213	1,130,092
Northern Star Resources, Ltd.	287,658	3,038,793
Oil Search, Ltd.	996,286	1,798,761
Orica, Ltd.	187,512	2,012,899
Origin Energy, Ltd.	775,200	2,180,645
Orora, Ltd.	440,828	798,921
* Qantas Airways, Ltd.	351,698	1,034,672
QBE Insurance Group, Ltd.	544,830	3,150,579

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
AUSTRALIA — (Continued)
Qube Holdings, Ltd.	824,851	$1,535,338
Ramsay Health Care, Ltd.	51,806	2,269,844
# REA Group, Ltd.	13,480	1,121,024
Reece, Ltd.	78,480	758,187
Rio Tinto, Ltd.	128,929	8,387,327
Santos, Ltd.	1,011,664	3,363,161
* Saracen Mineral Holdings, Ltd.	494,209	1,975,067
Seek, Ltd.	67,391	1,018,910
# Seven Group Holdings, Ltd.	84,638	1,155,722
Sonic Healthcare, Ltd.	124,318	3,044,924
South32, Ltd., ADR	6,560	46,248
South32, Ltd.	1,774,393	2,532,025
Spark Infrastructure Group	19,586	27,332
Suncorp Group, Ltd.	485,009	2,801,070
Sydney Airport	239,771	919,301
Tabcorp Holdings, Ltd.	1,045,607	2,416,002
Telstra Corp., Ltd.	1,393,377	2,623,989
* TPG Telecom, Ltd.	276,516	1,395,677
Transurban Group	497,981	4,715,718
Treasury Wine Estates, Ltd.	326,134	2,102,535
Wesfarmers, Ltd.	356,660	11,544,947
Westpac Banking Corp.	630,893	7,985,124
WiseTech Global, Ltd.	15,981	325,940
Woodside Petroleum, Ltd.	280,570	3,460,619
Woolworths Group, Ltd.	387,995	10,437,181
Worley, Ltd.	173,749	1,158,246
* Xero, Ltd.	18,193	1,411,385

TOTAL AUSTRALIA		283,500,968

AUSTRIA — (0.1%)
* Erste Group Bank AG	117,019	2,405,380
OMV AG	68,460	1,582,547
Verbund AG	14,535	838,292

TOTAL AUSTRIA		4,826,219

BELGIUM — (0.9%)
Ageas SA	95,543	3,847,409
Anheuser-Busch InBev SA	265,831	13,750,419
* Argenx SE	7,077	1,766,006
Elia Group SA	11,284	1,091,400
Etablissements Franz Colruyt NV	38,336	2,267,738
Galapagos NV	5,133	606,184
KBC Group NV	107,862	5,329,118
Proximus SADP	97,726	1,899,813
Solvay SA	44,812	3,640,989
UCB SA	39,935	3,944,441
# Umicore SA	88,726	3,420,503

TOTAL BELGIUM		41,564,020

CANADA — (8.9%)
Agnico Eagle Mines, Ltd.	76,104	6,034,286
# Algonquin Power & Utilities Corp.	100,425	1,522,619
Algonquin Power & Utilities Corp.	27,699	419,640
# Alimentation Couche-Tard, Inc., Class B	338,416	10,421,983
#* Aurora Cannabis, Inc.	13,195	53,285
B2Gold Corp.	833,185	5,359,450
# Bank of Montreal	27,175	1,618,099
Bank of Montreal	147,178	8,752,676

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
CANADA — (Continued)
Bank of Nova Scotia (The)	177,168	$7,360,391
Bank of Nova Scotia (The)	160,343	6,663,855
Barrick Gold Corp.	236,679	6,326,430
Barrick Gold Corp.	141,263	3,764,449
#* Bausch Health Cos., Inc.	94,103	1,552,699
* Bausch Health Cos., Inc.	12,340	203,305
BCE, Inc.	19,715	792,263
# BCE, Inc.	36,440	1,465,617
# Brookfield Asset Management, Inc., Class A	123,642	3,674,102
Brookfield Asset Management, Inc., Class A	92,679	2,759,981
BRP, Inc.	3,300	178,239
CAE, Inc.	54,230	926,831
CAE, Inc.	44,618	761,629
Canadian Imperial Bank of Commerce	82,585	6,160,247
Canadian Imperial Bank of Commerce	53,368	3,982,320
Canadian National Railway Co.	149,760	14,877,082
Canadian National Railway Co.	76,670	7,624,831
Canadian Natural Resources, Ltd.	270,590	4,305,718
Canadian Natural Resources, Ltd.	472,244	7,532,292
# Canadian Pacific Railway, Ltd.	31,366	9,373,309
Canadian Pacific Railway, Ltd.	12,744	3,812,113
# Canadian Tire Corp., Ltd., Class A	21,440	2,394,238
Canadian Utilities, Ltd., Class A	36,172	845,452
#* Canopy Growth Corp.	34,000	638,760
#* Canopy Growth Corp.	44,429	834,377
CCL Industries, Inc., Class B	68,818	2,623,999
# Cenovus Energy, Inc.	114,003	373,079
Cenovus Energy, Inc.	316,940	1,039,563
* CGI, Inc.	56,942	3,540,084
* CGI, Inc.	34,697	2,152,969
Constellation Software, Inc.	6,443	6,763,578
* Descartes Systems Group, Inc. (The)	22,736	1,219,140
* Descartes Systems Group, Inc. (The)	3,500	188,160
Dollarama, Inc.	78,900	2,717,055
# Emera, Inc.	52,822	2,107,250
# Empire Co., Ltd., Class A	105,482	2,877,933
Enbridge, Inc.	34,287	944,754
Enbridge, Inc.	318,701	8,783,400
Fairfax Financial Holdings, Ltd.	12,986	3,413,808
# First Quantum Minerals, Ltd.	347,975	3,998,719
FirstService Corp.	3,957	530,871
FirstService Corp.	23,665	3,173,273
# Fortis, Inc.	100,563	3,972,552
Fortis, Inc.	2,900	114,550
Franco-Nevada Corp.	928	126,485
# Franco-Nevada Corp.	24,142	3,296,590
George Weston, Ltd.	44,948	3,152,062
# Great-West Lifeco, Inc.	91,354	1,861,639
Ω Hydro One, Ltd.	67,923	1,484,079
IGM Financial, Inc.	56,864	1,248,422
# Imperial Oil, Ltd.	34,470	458,462
Imperial Oil, Ltd.	67,601	901,121
Intact Financial Corp.	31,700	3,274,453
# Inter Pipeline, Ltd.	209,377	1,863,853
* Ivanhoe Mines, Ltd., Class A	62,800	246,995
# Kinross Gold Corp.	1,053,311	8,380,317
Kinross Gold Corp.	174,197	1,388,350
Kirkland Lake Gold, Ltd.	79,988	3,644,278
Kirkland Lake Gold, Ltd.	8,504	387,952

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
CANADA — (Continued)
Loblaw Cos., Ltd.	71,364	$3,552,410
Lundin Mining Corp.	451,887	2,730,384
Magna International, Inc.	53,120	2,712,417
Magna International, Inc.	187,308	9,573,312
Manulife Financial Corp.	239,534	3,247,004
# Manulife Financial Corp.	95,351	1,294,867
Metro, Inc.	111,373	5,195,411
National Bank of Canada	218,721	10,496,901
# Northland Power, Inc.	78,126	2,526,795
Novagold Resources, Inc.	0	0
Nutrien, Ltd.	29,894	1,215,231
Nutrien, Ltd.	221,228	8,999,539
Onex Corp.	27,808	1,202,237
# Open Text Corp.	39,200	1,440,246
Open Text Corp.	68,664	2,522,029
# Ovintiv, Inc.	94,747	871,669
Pan American Silver Corp.	96,270	3,059,425
# Pan American Silver Corp.	13,463	428,123
Pembina Pipeline Corp.	182,523	3,820,206
Quebecor, Inc., Class B	73,007	1,693,797
Restaurant Brands International, Inc.	63,671	3,308,522
Restaurant Brands International, Inc.	28,059	1,459,068
Ritchie Bros Auctioneers, Inc.	27,100	1,642,720
Ritchie Bros Auctioneers, Inc.	33,634	2,039,229
Rogers Communications, Inc., Class B	60,368	2,452,238
Rogers Communications, Inc., Class B	63,944	2,596,766
# Royal Bank of Canada	335,579	23,465,090
Royal Bank of Canada	216,240	15,134,638
# Saputo, Inc.	96,872	2,357,997
Shaw Communications, Inc., Class B	91,735	1,511,359
Shaw Communications, Inc., Class B	169,614	2,798,631
#* Shopify, Inc., Class A	5,026	4,633,404
* Shopify, Inc., Class A	10,501	9,717,940
Sun Life Financial, Inc.	2,325	92,508
Sun Life Financial, Inc.	120,362	4,792,815
Suncor Energy, Inc.	236,803	2,671,434
# Suncor Energy, Inc.	466,883	5,271,109
TC Energy Corp.	28,748	1,131,536
TC Energy Corp.	263,816	10,410,179
Teck Resources, Ltd., Class B	47,588	625,434
# Teck Resources, Ltd., Class B	201,704	2,650,391
TELUS Corp.	78,760	1,346,658
TFI International, Inc.	24,013	1,069,167
Thomson Reuters Corp.	5,033	391,291
# Thomson Reuters Corp.	31,623	2,461,851
# TMX Group, Ltd.	19,381	1,883,258
# Toromont Industries, Ltd.	58,598	3,648,356
Toronto-Dominion Bank (The)	241,147	10,639,211
Toronto-Dominion Bank (The)	286,785	12,684,501
Waste Connections, Inc.	31,582	3,136,706
Waste Connections, Inc.	22,131	2,193,683
Wheaton Precious Metals Corp.	77,157	3,557,709
# WSP Global, Inc.	51,789	3,275,733
Yamana Gold, Inc.	69,516	386,635
Yamana Gold, Inc.	422,600	2,349,656

TOTAL CANADA		431,611,789

CHINA — (0.0%)
Meituan Dianping, Class B	0	0

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
DENMARK — (2.5%)
Ambu A.S., Class B	29,265	$887,619
AP Moller - Maersk A.S., Class A	786	1,162,223
# AP Moller - Maersk A.S., Class B	817	1,309,352
Carlsberg A.S., Class B	43,625	5,523,831
# Chr Hansen Holding A.S.	37,545	3,788,659
Coloplast A.S., Class B	36,465	5,332,750
#* Danske Bank A.S.	315,281	4,201,929
* Demant A.S.	57,077	1,802,107
DSV Panalpina A.S.	44,137	7,160,850
* Genmab A.S.	26,202	8,752,119
GN Store Nord A.S.	92,731	6,676,353
H Lundbeck A.S.	30,323	854,850
Novo Nordisk A.S., Sponsored ADR	60,487	3,864,514
Novo Nordisk A.S., Class B	541,515	34,530,047
Novozymes A.S., Class B	101,695	6,116,055
Ω Orsted A.S.	41,042	6,513,726
Pandora A.S.	74,525	5,912,026
Rockwool International A.S., Class B	5,537	2,167,280
Tryg A.S.	48,963	1,358,856
# Vestas Wind Systems A.S.	75,731	12,992,715

TOTAL DENMARK		120,907,861

FINLAND — (1.3%)
Elisa Oyj	79,278	3,897,992
Fortum Oyj	195,232	3,669,703
Kesko Oyj, Class A	21,511	527,556
Kesko Oyj, Class B	161,040	4,132,380
Kone Oyj, Class B	107,052	8,522,744
Neste Oyj	154,740	8,070,239
* Nokia Oyj	1,995,864	6,728,449
# Nokia Oyj	268,823	904,922
#* Nokia Oyj, Sponsored ADR	13,928	46,937
* Nordea Bank Abp	624,994	4,690,744
Nordea Bank Abp	516	3,887
Orion Oyj, Class B	49,121	2,102,359
# Sampo Oyj, Class A	86,533	3,265,450
Stora Enso Oyj, Class R	297,413	4,340,132
UPM-Kymmene Oyj	362,973	10,257,239

TOTAL FINLAND		61,160,733

FRANCE — (9.0%)
#* Accor SA	48,799	1,243,786
# Aeroports de Paris	12,794	1,251,990
Air Liquide SA	137,694	20,136,133
* Airbus SE	183,285	13,410,237
* Alstom SA	70,038	3,129,256
*Ω Amundi SA	20,413	1,338,930
Arkema SA	63,365	6,205,952
* Atos SE	68,888	4,706,143
AXA SA	341,136	5,478,404
BioMerieux	7,356	1,095,301
* BNP Paribas SA	204,507	7,132,134
Bollore SA	332,511	1,191,884
# Bouygues SA	148,256	4,861,822
* Bureau Veritas SA	128,593	2,819,831
Capgemini SE	71,706	8,279,734
Carrefour SA	412,973	6,418,382
* Cie de Saint-Gobain	273,872	10,668,275

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
FRANCE — (Continued)
Cie Generale des Etablissements Michelin SCA	105,756	$11,421,749
* CNP Assurances	57,080	643,784
* Credit Agricole SA	384,658	3,042,851
Danone SA, Sponsored ADR	13,003	144,333
Danone SA	201,721	11,188,495
#* Dassault Aviation SA	974	814,903
Dassault Systemes SE	25,065	4,273,841
Edenred	68,917	3,212,493
* Eiffage SA	77,009	5,589,116
Electricite de France SA	193,670	2,247,939
* Engie SA	330,697	3,999,632
* EssilorLuxottica SA	52,277	6,454,060
* Eurofins Scientific SE	6,162	4,906,924
Ω Euronext NV	22,212	2,312,747
#* Getlink SE	213,031	2,865,314
Hermes International	9,829	9,151,780
Iliad SA	31,487	6,087,436
* Ingenico Group SA	2,320	333,559
Ipsen SA	18,196	1,657,290
Kering SA	22,325	13,491,357
Legrand SA	103,472	7,658,925
L’Oreal SA	53,362	17,245,813
LVMH Moet Hennessy Louis Vuitton SE	92,526	43,371,349
* Natixis SA	157,926	367,841
Orange SA, Sponsored ADR	22,324	250,922
Orange SA	1,038,632	11,663,444
* Orpea	28,143	2,811,043
Pernod Ricard SA	33,804	5,445,906
* Peugeot SA	526,829	9,464,065
Publicis Groupe SA	195,315	6,785,689
# Remy Cointreau SA	4,034	681,069
* Renault SA	13,519	334,809
* Safran SA	94,147	9,930,616
Sanofi	214,267	19,346,883
Sartorius Stedim Biotech	10,679	4,051,204
Schneider Electric SE	136,443	16,578,700
Schneider Electric SE	935	113,574
SEB SA	15,542	2,525,781
* Societe Generale SA	328,535	4,464,104
Sodexo SA	57,646	3,702,952
Sodexo SA	16,625	1,066,863
STMicroelectronics NV	248,403	7,577,336
Suez SA	141,476	2,590,052
Teleperformance	19,853	5,959,530
Thales SA	46,926	3,057,712
Total SE	608,182	18,425,913
# TOTAL SE, Sponsored ADR	135,965	4,123,818
* Ubisoft Entertainment SA	50,307	4,443,788
Valeo SA	210,255	6,360,509
Veolia Environnement SA, ADR	17,086	317,458
Veolia Environnement SA	103,111	1,919,168
Vinci SA	172,107	13,593,883
Vivendi SA	161,557	4,663,089
#*Ω Worldline SA	29,356	2,174,295

TOTAL FRANCE		436,275,900

GERMANY — (6.7%)
* Adidas AG	48,528	14,417,905
Allianz SE	58,284	10,266,994

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Allianz SE, Sponsored ADR	243,452	$4,272,583
* Aroundtown SA	376,936	1,808,033
BASF SE	169,278	9,269,356
Bayer AG	272,996	12,828,223
Bayerische Motoren Werke AG	149,022	10,183,974
Bechtle AG	13,610	2,337,063
Beiersdorf AG	20,173	2,112,300
Brenntag AG	124,454	7,954,649
Carl Zeiss Meditec AG	8,019	1,036,136
#* Commerzbank AG	213,696	1,011,490
# Continental AG	60,359	6,413,198
Ω Covestro AG	129,529	6,181,897
Daimler AG	270,117	13,961,939
#*Ω Delivery Hero SE	15,256	1,751,299
* Deutsche Bank AG	62,748	579,863
* Deutsche Bank AG	703,602	6,508,319
Deutsche Boerse AG	57,872	8,527,643
Deutsche Post AG	337,563	14,966,861
Deutsche Telekom AG	1,271,712	19,328,430
Deutsche Wohnen SE	73,377	3,703,551
# E.ON SE	595,761	6,204,354
Evonik Industries AG	86,989	2,094,424
* Fielmann AG	13,678	1,035,999
Fresenius Medical Care AG & Co. KGaA	120,499	9,201,565
Fresenius SE & Co. KGaA	157,046	5,825,375
Fuchs Petrolub SE	1,523	58,373
Hannover Rueck SE	15,122	2,197,556
#Ω Hapag-Lloyd AG	17,117	1,068,250
HeidelbergCement AG	73,792	4,220,417
* HelloFresh SE	53,749	2,872,176
Henkel AG & Co. KGaA	25,082	2,267,510
Infineon Technologies AG	423,225	11,783,082
# KION Group AG	56,691	4,417,412
Knorr-Bremse AG	6,081	704,346
LEG Immobilien AG	29,211	3,947,949
Merck KGaA	28,247	4,184,261
MTU Aero Engines AG	23,754	4,060,065
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,022	5,864,585
Nemetschek SE	32,759	2,371,979
#* Puma SE	67	5,865
* Puma SE	17,900	1,564,377
* QIAGEN NV	14,392	682,756
* QIAGEN NV	66,541	3,159,734
# Rational AG	1,973	1,479,869
RWE AG	257,480	9,528,755
SAP SE	248,559	26,517,412
Ω Scout24 AG	38,920	3,139,894
Siemens AG	130,592	15,320,535
* Siemens Energy AG	65,296	1,429,683
Ω Siemens Healthineers AG	19,911	854,755
Symrise AG	42,268	5,212,083
* Talanx AG	26,647	785,584
Telefonica Deutschland Holding AG	927,240	2,338,748
Uniper SE	45,916	1,371,481
United Internet AG	93,972	3,295,465
Volkswagen AG	12,647	1,967,398
Vonovia SE	120,373	7,687,439
*Ω Zalando SE	16,222	1,510,664

TOTAL GERMANY		321,653,881

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
HONG KONG — (2.6%)
AIA Group, Ltd.	3,249,000	$30,921,296
ASM Pacific Technology, Ltd.	118,200	1,191,966
Bank of East Asia, Ltd. (The)	625,872	1,129,082
Ω BOC Aviation, Ltd.	203,200	1,258,244
BOC Hong Kong Holdings, Ltd.	713,500	1,981,737
#* Cathay Pacific Airways, Ltd.	62,000	42,129
Chow Tai Fook Jewellery Group, Ltd.	569,000	727,211
CK Asset Holdings, Ltd.	974,962	4,527,226
CK Hutchison Holdings, Ltd.	743,462	4,490,493
CK Infrastructure Holdings, Ltd.	192,500	908,074
CLP Holdings, Ltd.	305,900	2,818,729
Galaxy Entertainment Group, Ltd.	344,000	2,273,342
Guoco Group, Ltd.	16,000	196,360
Hang Lung Properties, Ltd.	767,000	1,867,253
Hang Seng Bank, Ltd.	207,500	3,196,753
Henderson Land Development Co., Ltd.	599,571	2,117,732
HK Electric Investments & HK Electric Investments, Ltd.	656,000	667,825
HKT Trust & HKT, Ltd.	2,586,000	3,344,388
Hong Kong & China Gas Co., Ltd.	2,211,725	3,191,083
Hong Kong Exchanges & Clearing, Ltd.	349,451	16,745,240
Melco Resorts & Entertainment, Ltd., ADR	34,136	550,272
MGM China Holdings, Ltd.	404,000	533,145
Microport Scientific Corp.	57,000	201,390
MTR Corp., Ltd.	287,814	1,426,195
NagaCorp., Ltd.	1,006,000	1,040,552
New World Development Co., Ltd.	629,215	3,004,115
* Pacific Century Premium Developments, Ltd.	177,896	18,831
# PCCW, Ltd.	3,557,260	2,140,174
Power Assets Holdings, Ltd.	218,207	1,123,698
* Prada SpA	283,500	1,122,072
Sands China, Ltd.	601,200	2,109,972
Sino Land Co., Ltd.	1,368,223	1,621,451
SJM Holdings, Ltd.	982,000	1,019,619
Sun Hung Kai Properties, Ltd.	260,108	3,348,061
Swire Pacific, Ltd., Class A	218,500	996,403
Swire Pacific, Ltd., Class B	387,500	315,553
Swire Properties, Ltd.	188,600	506,105
Techtronic Industries Co., Ltd.	473,500	6,377,734
Vitasoy International Holdings, Ltd.	120,000	485,389
Ω WH Group, Ltd.	6,535,500	5,147,530
Wharf Holdings, Ltd. (The)	629,609	1,303,350
# Wharf Real Estate Investment Co., Ltd.	369,609	1,422,544
#* Wynn Macau, Ltd.	468,800	647,710
Xinyi Glass Holdings, Ltd.	1,506,000	3,307,232

TOTAL HONG KONG		123,365,260

IRELAND — (0.8%)
CRH P.L.C., Sponsored ADR	373,413	13,125,467
#* Flutter Entertainment P.L.C.	40,216	7,030,097
* Flutter Entertainment P.L.C.	14,971	2,593,769
Kerry Group P.L.C., Class A	17,695	2,118,125
Kerry Group P.L.C., Class A	18,318	2,176,262
* Kingspan Group P.L.C.	75,539	6,592,232
# Smurfit Kappa Group P.L.C.	174,089	6,559,516

TOTAL IRELAND		40,195,468

ISRAEL — (0.4%)
Alony Hetz Properties & Investments, Ltd.	55,963	560,951

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
ISRAEL — (Continued)
Amot Investments, Ltd.	61,042	$279,746
Azrieli Group, Ltd.	5,030	236,088
Bank Hapoalim BM	242,327	1,414,538
Bank Leumi Le-Israel BM	430,699	2,029,899
* Bezeq The Israeli Telecommunication Corp., Ltd.	758,064	854,763
Elbit Systems, Ltd.	6,571	740,443
# Elbit Systems, Ltd.	3,204	359,361
#* Energix-Renewable Energies, Ltd.	53,297	225,889
First International Bank Of Israel, Ltd.	44,866	991,817
ICL Group, Ltd.	295,808	1,073,149
Israel Discount Bank, Ltd., Class A	560,750	1,569,571
Melisron, Ltd.	8,064	291,654
Mizrahi Tefahot Bank, Ltd.	70,220	1,369,304
#* Nice, Ltd., Sponsored ADR	18,312	4,179,897
#* Shapir Engineering and Industry, Ltd.	76,428	514,548
#* Shikun & Binui, Ltd.	153,012	712,451
Shufersal, Ltd.	60,607	456,154
Strauss Group, Ltd.	28,156	811,344
* Teva Pharmaceutical Industries, Ltd., Sponsored ADR	195,096	1,701,237
Tower Semiconductor, Ltd.	7,742	163,356
* Tower Semiconductor, Ltd.	63,725	1,306,998

TOTAL ISRAEL		21,843,158

ITALY — (2.0%)
#* Amplifon SpA	66,280	2,409,789
Assicurazioni Generali SpA	333,368	4,471,873
#* Atlantia SpA	259,468	3,982,974
* CNH Industrial NV	573,562	4,447,213
Davide Campari-Milano NV	33,657	351,761
DiaSorin SpA	9,043	1,985,197
Enel SpA	2,271,536	18,059,853
# Eni SpA	842,024	5,898,415
# Eni SpA, Sponsored ADR	15,990	223,540
# Ferrari NV	35,703	6,369,195
# Ferrari NV	4,494	801,819
* Fiat Chrysler Automobiles NV	281,905	3,458,301
#* Fiat Chrysler Automobiles NV	390,823	4,803,215
#* FinecoBank Banca Fineco SpA	284,549	3,906,819
#Ω Infrastrutture Wireless Italiane SpA	84,586	913,667
* Intesa Sanpaolo SpA	3,204,583	5,319,941
Mediobanca Banca di Credito Finanziario SpA	151,868	1,078,220
* Moncler SpA	96,216	3,849,765
Ω Poste Italiane SpA	186,010	1,518,524
Prysmian SpA	20,177	549,065
Recordati Industria Chimica e Farmaceutica SpA	60,469	3,134,992
Snam SpA	913,794	4,455,734
Telecom Italia SpA	6,106,646	2,074,260
Telecom Italia SpA	4,281,711	1,558,572
Telecom Italia SpA, Sponsored ADR	53,165	176,136
Tenaris SA	72,258	344,817
# Tenaris SA, ADR	10,432	99,730
Terna Rete Elettrica Nazionale SpA	423,702	2,860,746
* UniCredit SpA	824,623	6,175,921
UnipolSai Assicurazioni SpA	285,606	663,312

TOTAL ITALY		95,943,366

JAPAN — (23.9%)
ABC-Mart, Inc.	11,700	593,476

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Acom Co., Ltd.	102,600	$461,087
Advantest Corp.	70,600	4,089,361
Aeon Co., Ltd.	219,700	5,612,935
AEON Financial Service Co., Ltd.	54,000	553,060
Aeon Mall Co., Ltd.	38,848	606,005
AGC, Inc.	115,800	3,615,965
Aica Kogyo Co., Ltd.	24,100	811,690
Ain Holdings, Inc.	17,000	1,189,107
Air Water, Inc.	175,500	2,507,510
Aisin Seiki Co., Ltd.	67,900	2,057,239
Ajinomoto Co., Inc.	173,100	3,477,711
Alfresa Holdings Corp.	74,500	1,364,090
Alps Alpine Co., Ltd.	172,000	2,481,501
Amada Co., Ltd.	164,800	1,434,362
Amano Corp.	34,400	809,653
* ANA Holdings, Inc.	14,800	322,800
# Anritsu Corp.	81,800	1,790,803
Aozora Bank, Ltd.	50,200	824,737
Ariake Japan Co., Ltd.	6,800	435,609
As One Corp.	3,200	462,461
Asahi Group Holdings, Ltd.	130,400	4,035,503
Asahi Intecc Co., Ltd.	54,800	1,698,152
Asahi Kasei Corp.	616,400	5,341,459
Asics Corp.	70,800	884,539
Astellas Pharma, Inc.	645,575	8,852,729
Azbil Corp.	35,200	1,428,532
Bandai Namco Holdings, Inc.	67,900	5,074,492
Bank of Kyoto, Ltd. (The)	29,788	1,315,572
BayCurrent Consulting, Inc.	3,300	426,988
Benefit One, Inc.	30,400	760,750
Benesse Holdings, Inc.	55,600	1,310,814
Bic Camera, Inc.	37,000	408,645
Bridgestone Corp.	176,413	5,750,181
Brother Industries, Ltd.	150,300	2,322,462
Calbee, Inc.	40,700	1,248,539
Canon Marketing Japan, Inc.	23,200	494,232
# Canon, Inc., Sponsored ADR	43,818	764,624
Canon, Inc.	135,100	2,351,577
Capcom Co., Ltd.	29,000	1,586,055
Casio Computer Co., Ltd.	101,400	1,540,484
Central Japan Railway Co.	27,745	3,354,898
#* Change, Inc.	1,700	130,269
Chiba Bank, Ltd. (The)	215,937	1,115,377
Chubu Electric Power Co., Inc.	146,800	1,644,426
Chugai Pharmaceutical Co., Ltd.	183,900	7,098,538
Chugoku Bank, Ltd. (The)	77,500	671,396
Chugoku Electric Power Co., Inc. (The)	73,000	917,162
Coca-Cola Bottlers Japan Holdings, Inc.	30,700	433,359
COMSYS Holdings Corp.	60,800	1,544,967
Concordia Financial Group, Ltd.	438,964	1,449,043
Cosmos Pharmaceutical Corp.	6,400	1,086,972
Create SD Holdings Co., Ltd.	8,200	264,449
Credit Saison Co., Ltd.	127,600	1,379,324
CyberAgent, Inc.	26,100	1,641,646
Dai Nippon Printing Co., Ltd.	94,300	1,756,754
Daicel Corp.	117,600	839,269
Daifuku Co., Ltd.	26,849	2,768,609
Dai-ichi Life Holdings, Inc.	194,165	2,899,934
Daiichi Sankyo Co., Ltd.	216,438	5,712,586

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Daiichikosho Co., Ltd.	32,500	$1,112,051
Daikin Industries, Ltd.	74,200	13,885,285
# Daio Paper Corp.	59,700	863,149
Daito Trust Construction Co., Ltd.	31,700	2,883,595
Daiwa House Industry Co., Ltd.	253,100	6,650,140
Daiwa Securities Group, Inc.	591,700	2,397,461
DeNA Co., Ltd.	45,300	772,913
Denka Co., Ltd.	80,900	2,492,347
Denso Corp.	87,400	4,072,539
Dentsu Group, Inc.	85,482	2,464,277
DIC Corp.	77,900	1,896,539
Disco Corp.	6,500	1,754,404
Dowa Holdings Co., Ltd.	36,840	1,054,318
East Japan Railway Co.	59,400	3,106,230
Ebara Corp.	68,400	1,901,278
Eisai Co., Ltd.	49,000	3,809,923
# Elecom Co., Ltd.	11,200	560,901
Electric Power Development Co., Ltd.	43,900	593,293
ENEOS Holdings, Inc.	818,970	2,763,439
Ezaki Glico Co., Ltd.	21,300	883,427
Fancl Corp.	28,000	882,306
FANUC Corp.	25,200	5,322,861
Fast Retailing Co., Ltd.	17,500	12,206,979
FP Corp.	31,200	1,244,307
Fuji Electric Co., Ltd.	67,500	2,046,799
Fuji Kyuko Co., Ltd.	8,100	347,462
Fuji Media Holdings, Inc.	21,500	206,775
Fuji Oil Holdings, Inc.	40,600	1,284,648
FUJIFILM Holdings Corp.	93,600	4,772,903
Fujitsu General, Ltd.	30,200	838,237
Fujitsu, Ltd.	75,944	8,985,282
Fukuoka Financial Group, Inc.	95,900	1,604,153
Fukuyama Transporting Co., Ltd.	16,207	679,268
Furukawa Electric Co., Ltd.	2,517	63,077
Fuyo General Lease Co., Ltd.	2,900	166,512
GMO internet, Inc.	38,900	1,037,550
GMO Payment Gateway, Inc.	9,000	1,102,756
Goldwin, Inc.	11,000	820,512
GungHo Online Entertainment, Inc.	18,619	462,628
Hachijuni Bank, Ltd. (The)	164,000	605,664
Hakuhodo DY Holdings, Inc.	135,500	1,726,430
Hamamatsu Photonics KK	31,200	1,569,975
Hankyu Hanshin Holdings, Inc.	88,748	2,709,773
Harmonic Drive Systems, Inc.	2,600	172,218
Haseko Corp.	275,600	3,304,206
Hikari Tsushin, Inc.	7,600	1,782,539
Hino Motors, Ltd.	141,400	1,083,368
Hirose Electric Co., Ltd.	10,300	1,437,719
Hisamitsu Pharmaceutical Co., Inc.	7,300	349,189
Hitachi Capital Corp.	58,700	1,241,452
Hitachi Construction Machinery Co., Ltd.	56,600	1,395,898
Hitachi Metals, Ltd.	66,300	879,222
Hitachi Transport System, Ltd.	42,415	1,344,503
Hitachi, Ltd.	297,615	10,030,904
Honda Motor Co., Ltd., Sponsored ADR	87,648	2,070,246
Honda Motor Co., Ltd.	252,269	5,966,902
Horiba, Ltd.	17,300	851,011
Hoshizaki Corp.	9,800	782,621
House Foods Group, Inc.	27,900	923,572

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Hoya Corp.	118,000	$13,317,113
Hulic Co., Ltd.	172,100	1,594,145
Ibiden Co., Ltd.	43,500	1,773,646
Idemitsu Kosan Co., Ltd.	75,139	1,519,608
IHI Corp.	138,400	1,676,125
Iida Group Holdings Co., Ltd.	58,950	1,066,531
Infocom Corp.	1,700	61,580
Infomart Corp.	91,200	754,227
Inpex Corp.	669,117	3,173,218
IR Japan Holdings, Ltd.	800	88,574
Isetan Mitsukoshi Holdings, Ltd.	170,980	832,697
Isuzu Motors, Ltd.	337,593	2,739,059
Ito En, Ltd.	10,700	677,665
ITOCHU Corp.	355,500	8,538,579
Itochu Techno-Solutions Corp.	28,300	960,145
Itoham Yonekyu Holdings, Inc.	71,000	475,348
Iwatani Corp.	17,400	789,482
Iyo Bank, Ltd. (The)	112,800	707,923
Izumi Co., Ltd.	31,900	1,081,849
J Front Retailing Co., Ltd.	112,300	855,750
* Japan Airlines Co., Ltd.	35,100	613,051
# Japan Airport Terminal Co., Ltd.	15,200	660,155
Japan Exchange Group, Inc.	167,200	4,081,891
Japan Post Holdings Co., Ltd.	273,290	1,875,164
Japan Post Insurance Co., Ltd.	48,700	771,949
Japan Tobacco, Inc.	388,900	7,321,888
JCR Pharmaceuticals Co., Ltd.	18,400	476,491
* JFE Holdings, Inc.	185,613	1,304,148
JGC Holdings Corp.	105,200	864,994
JSR Corp.	66,700	1,507,555
JTEKT Corp.	122,860	979,040
Justsystems Corp.	11,500	752,141
Kagome Co., Ltd.	23,200	794,636
Kajima Corp.	275,800	2,947,041
Kakaku.com, Inc.	38,000	1,004,242
Kaken Pharmaceutical Co., Ltd.	18,800	740,458
Kamigumi Co., Ltd.	48,000	858,763
Kandenko Co., Ltd.	5,800	43,525
Kaneka Corp.	34,800	973,851
Kansai Electric Power Co., Inc. (The)	178,800	1,627,147
Kansai Paint Co., Ltd.	45,800	1,180,821
Kao Corp.	128,100	9,120,552
Katitas Co., Ltd.	2,600	73,764
* Kawasaki Heavy Industries, Ltd.	124,000	1,481,446
KDDI Corp.	742,300	20,082,919
Keihan Holdings Co., Ltd.	34,700	1,318,260
Keikyu Corp.	50,900	711,805
Keio Corp.	21,900	1,272,767
Keisei Electric Railway Co., Ltd.	24,000	671,380
Kewpie Corp.	44,800	916,874
Keyence Corp.	32,904	14,932,575
Kikkoman Corp.	36,700	1,827,665
Kinden Corp.	65,500	1,027,030
Kintetsu Group Holdings Co., Ltd.	34,828	1,391,569
Kirin Holdings Co., Ltd.	214,700	3,870,690
Kobayashi Pharmaceutical Co., Ltd.	6,600	643,142
# Kobe Bussan Co., Ltd.	34,800	979,099
Koei Tecmo Holdings Co., Ltd.	6,740	329,293
Koito Manufacturing Co., Ltd.	50,600	2,440,124

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Komatsu, Ltd.	236,900	$5,341,021
Konami Holdings Corp.	45,900	1,796,447
Kose Corp.	9,190	1,171,499
K’s Holdings Corp.	114,556	1,462,979
Kubota Corp.	276,400	4,803,298
Kuraray Co., Ltd.	190,000	1,757,305
Kurita Water Industries, Ltd.	59,600	1,773,322
Kusuri no Aoki Holdings Co., Ltd.	8,200	654,572
Kyocera Corp.	62,915	3,464,883
Kyowa Exeo Corp.	45,800	1,056,005
Kyowa Kirin Co., Ltd.	5,700	141,550
Kyudenko Corp.	33,600	916,986
Kyushu Electric Power Co., Inc.	128,400	1,076,434
Kyushu Financial Group, Inc.	189,700	887,329
Kyushu Railway Co.	38,800	825,310
Lasertec Corp.	27,300	2,364,748
Lawson, Inc.	24,100	1,107,288
Life Corp.	6,300	221,568
Lion Corp.	49,000	999,178
LIXIL Group Corp.	138,140	2,999,604
M3, Inc.	132,200	8,928,222
Mabuchi Motor Co., Ltd.	23,400	964,753
Makita Corp.	27,100	1,197,917
Mani, Inc.	20,500	512,845
Marubeni Corp.	725,000	3,785,374
Marui Group Co., Ltd.	70,200	1,268,650
Maruichi Steel Tube, Ltd.	30,900	708,894
Maruwa Unyu Kikan Co., Ltd.	4,800	206,248
# Matsui Securities Co., Ltd.	13,100	104,859
Matsumotokiyoshi Holdings Co., Ltd.	39,500	1,458,196
Mazda Motor Corp.	280,199	1,471,276
McDonald’s Holdings Co. Japan, Ltd.	14,400	682,868
Mebuki Financial Group, Inc.	513,249	1,031,214
Medipal Holdings Corp.	72,950	1,300,398
MEIJI Holdings Co., Ltd.	42,212	3,058,238
Menicon Co., Ltd.	10,700	755,502
* Mercari, Inc.	6,800	285,888
Minebea Mitsumi, Inc.	193,900	3,502,097
MISUMI Group, Inc.	68,600	2,037,390
Mitsubishi Chemical Holdings Corp.	866,090	4,874,492
Mitsubishi Corp.	238,000	5,310,104
Mitsubishi Electric Corp.	483,800	6,230,805
Mitsubishi Estate Co., Ltd.	290,353	4,330,870
Mitsubishi Gas Chemical Co., Inc.	64,400	1,173,972
Mitsubishi Heavy Industries, Ltd.	194,300	4,174,578
Mitsubishi Logistics Corp.	30,700	807,939
Mitsubishi Materials Corp.	62,400	1,144,993
* Mitsubishi Motors Corp.	313,799	575,515
# Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,049,693	4,135,790
Mitsubishi UFJ Financial Group, Inc.	1,348,172	5,314,365
Mitsubishi UFJ Lease & Finance Co., Ltd.	368,600	1,561,755
Mitsui & Co., Ltd., Sponsored ADR	2,481	783,450
Mitsui & Co., Ltd.	240,655	3,769,497
Mitsui Chemicals, Inc.	121,900	3,122,144
Mitsui Fudosan Co., Ltd.	159,200	2,710,787
Mitsui OSK Lines, Ltd.	53,200	1,200,963
Miura Co., Ltd.	17,600	829,214
Mixi, Inc.	1,500	41,281
Mizuho Financial Group, Inc.	449,312	5,531,939

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Mizuho Financial Group, Inc., ADR	64,816	$160,744
MonotaRO Co., Ltd.	31,000	1,714,663
Morinaga & Co., Ltd.	27,899	1,060,029
Morinaga Milk Industry Co., Ltd.	30,100	1,451,203
MS&AD Insurance Group Holdings, Inc.	76,095	2,082,357
Murata Manufacturing Co., Ltd.	159,900	11,213,571
Nabtesco Corp.	56,000	2,092,061
Nagase & Co., Ltd.	53,200	693,735
Nagoya Railroad Co., Ltd.	45,300	1,207,482
Nankai Electric Railway Co., Ltd.	41,500	947,642
NEC Corp.	90,555	4,561,250
NEC Networks & System Integration Corp.	28,800	499,403
NET One Systems Co., Ltd.	55,600	1,662,359
Nexon Co., Ltd.	63,500	1,769,802
NGK Insulators, Ltd.	120,700	1,724,277
NGK Spark Plug Co., Ltd.	107,800	1,895,872
NH Foods, Ltd.	25,100	1,028,170
Nichirei Corp.	66,800	1,683,278
Nidec Corp.	79,500	8,029,658
Nidec Corp., Sponsored ADR	8,835	223,437
Nifco, Inc.	79,700	2,385,591
Nihon Kohden Corp.	36,400	1,138,541
Nihon M&A Center, Inc.	54,500	3,200,324
Nihon Unisys, Ltd.	49,200	1,450,241
Nikon Corp.	142,100	866,008
Nintendo Co., Ltd.	30,500	16,491,007
Nippo Corp.	28,200	724,349
Nippon Express Co., Ltd.	59,200	3,319,909
Nippon Paint Holdings Co., Ltd.	25,200	2,270,015
Nippon Sanso Holdings Corp.	89,700	1,315,149
Nippon Shinyaku Co., Ltd.	6,400	457,319
Nippon Shokubai Co., Ltd.	15,200	744,322
* Nippon Steel Corp.	299,042	2,900,445
Nippon Telegraph & Telephone Corp.	341,500	7,183,737
Nippon Yusen K.K.	140,900	2,600,671
Nipro Corp.	128,000	1,346,839
Nishi-Nippon Railroad Co., Ltd.	22,900	605,052
Nissan Chemical Corp.	45,700	2,425,329
* Nissan Motor Co., Ltd.	680,500	2,409,332
Nisshin Seifun Group, Inc.	61,470	925,666
Nissin Foods Holdings Co., Ltd.	13,200	1,142,981
Nitori Holdings Co., Ltd.	18,400	3,782,243
Nitto Denko Corp.	76,200	5,353,487
NOF Corp.	33,800	1,270,282
NOK Corp.	45,780	522,076
Nomura Holdings, Inc.	275,500	1,233,810
# Nomura Holdings, Inc., Sponsored ADR	322,870	1,440,000
Nomura Real Estate Holdings, Inc.	84,900	1,482,899
Nomura Research Institute, Ltd.	102,234	3,013,601
NS Solutions Corp.	22,700	664,760
NSK, Ltd.	134,553	1,077,242
NTT Data Corp.	264,700	2,987,459
NTT DOCOMO, Inc.	481,328	17,922,340
Obayashi Corp.	472,600	3,954,876
# OBIC Business Consultants Co., Ltd.	2,600	139,923
Obic Co., Ltd.	13,300	2,354,671
Odakyu Electric Railway Co., Ltd.	67,700	1,633,771
Oji Holdings Corp.	516,100	2,175,060
Olympus Corp.	370,800	7,098,625

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Omron Corp.	37,600	$2,714,947
Ono Pharmaceutical Co., Ltd.	62,500	1,782,826
Open House Co., Ltd.	34,000	1,157,773
Oracle Corp.	12,300	1,229,262
Orient Corp.	373,200	414,139
Oriental Land Co., Ltd.	26,300	3,681,421
ORIX Corp.	381,000	4,455,885
Osaka Gas Co., Ltd.	85,500	1,623,663
Otsuka Corp.	25,800	1,185,553
Otsuka Holdings Co., Ltd.	58,500	2,166,637
PALTAC Corp.	11,700	654,118
Pan Pacific International Holdings Corp.	133,300	2,828,418
Panasonic Corp.	840,587	7,764,948
# Panasonic Corp., Sponsored ADR	106,991	988,597
* Park24 Co., Ltd.	75,700	1,022,545
* PeptiDream, Inc.	18,100	836,457
Persol Holdings Co., Ltd.	110,900	1,679,713
Pigeon Corp.	26,300	1,211,155
Pola Orbis Holdings, Inc.	25,100	494,951
# Rakus Co., Ltd.	24,600	483,431
Rakuten, Inc.	122,213	1,189,033
Recruit Holdings Co., Ltd.	399,800	15,212,648
Relo Group, Inc.	63,800	1,531,121
* Renesas Electronics Corp.	304,100	2,510,238
Rengo Co., Ltd.	168,900	1,299,507
Resona Holdings, Inc.	852,431	2,810,442
Ricoh Co., Ltd.	373,300	2,451,542
Rinnai Corp.	11,000	1,083,901
Rohm Co., Ltd.	28,862	2,219,109
Rohto Pharmaceutical Co., Ltd.	53,200	1,663,191
Ryohin Keikaku Co., Ltd.	114,200	2,396,980
Sankyo Co., Ltd.	22,500	573,462
Sankyu, Inc.	50,500	1,808,991
Santen Pharmaceutical Co., Ltd.	98,200	1,749,530
Sanwa Holdings Corp.	177,500	2,024,723
Sawai Pharmaceutical Co., Ltd.	22,000	1,060,391
SBI Holdings, Inc.	77,150	1,778,404
SCREEN Holdings Co., Ltd.	19,700	1,079,037
SCSK Corp.	22,100	1,098,845
Secom Co., Ltd.	46,000	3,886,028
Sega Sammy Holdings, Inc.	84,548	1,059,520
Seibu Holdings, Inc.	162,800	1,627,659
Seiko Epson Corp.	199,100	2,312,286
Seino Holdings Co., Ltd.	75,000	969,177
Sekisui Chemical Co., Ltd.	215,600	3,360,841
Sekisui House, Ltd.	127,460	2,117,531
Seria Co., Ltd.	23,700	913,140
Seven & I Holdings Co., Ltd.	278,476	8,464,185
Seven Bank, Ltd.	581,600	1,334,739
SG Holdings Co., Ltd.	109,000	2,629,127
Sharp Corp.	81,999	948,206
Shikoku Electric Power Co., Inc.	60,700	436,278
Shimadzu Corp.	60,600	1,732,756
Shimamura Co., Ltd.	7,954	847,982
Shimano, Inc.	10,100	2,310,027
Shimizu Corp.	326,100	2,264,227
Shin-Etsu Chemical Co., Ltd.	89,600	11,967,581
Shinko Electric Industries Co., Ltd.	26,000	453,592
Shinsei Bank, Ltd.	97,400	1,171,872

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Shionogi & Co., Ltd.	54,700	$2,580,196
Ship Healthcare Holdings, Inc.	24,000	1,138,856
Shiseido Co., Ltd.	118,700	7,348,361
Shizuoka Bank, Ltd. (The)	191,470	1,287,778
SHO-BOND Holdings Co., Ltd.	15,300	738,504
Showa Denko K.K.	152,000	2,584,558
# Skylark Holdings Co., Ltd.	139,100	1,983,948
SMC Corp.	7,500	3,989,289
SMS Co., Ltd.	32,900	968,646
Softbank Corp.	554,800	6,456,465
SoftBank Group Corp.	306,176	19,942,398
Sohgo Security Services Co., Ltd.	23,800	1,108,956
Sojitz Corp.	686,000	1,509,493
Sompo Holdings, Inc.	78,694	2,938,109
Sony Corp.	401,800	33,496,629
Sony Corp., Sponsored ADR	25,884	2,165,455
Sotetsu Holdings, Inc.	33,144	817,953
Square Enix Holdings Co., Ltd.	27,500	1,597,827
Stanley Electric Co., Ltd.	47,700	1,358,487
Subaru Corp.	182,086	3,341,819
Sugi Holdings Co., Ltd.	17,600	1,162,218
SUMCO Corp.	206,600	3,151,035
Sumitomo Chemical Co., Ltd.	908,548	2,972,027
Sumitomo Corp.	215,000	2,352,224
Sumitomo Dainippon Pharma Co., Ltd.	59,769	700,553
Sumitomo Electric Industries, Ltd.	310,600	3,429,047
Sumitomo Forestry Co., Ltd.	105,500	1,661,897
Sumitomo Heavy Industries, Ltd.	88,500	1,896,844
Sumitomo Metal Mining Co., Ltd.	83,636	2,599,719
Sumitomo Mitsui Financial Group, Inc.	247,440	6,849,609
Sumitomo Mitsui Trust Holdings, Inc.	121,240	3,259,839
Sumitomo Realty & Development Co., Ltd.	91,300	2,443,126
Sumitomo Rubber Industries, Ltd.	148,400	1,305,359
Sundrug Co., Ltd.	37,000	1,373,876
Suntory Beverage & Food, Ltd.	65,300	2,252,048
Sushiro Global Holdings, Ltd.	53,200	1,444,191
Suzuken Co., Ltd.	33,738	1,217,963
Suzuki Motor Corp.	99,300	4,264,706
Sysmex Corp.	52,200	4,903,080
T&D Holdings, Inc.	190,200	1,900,873
Taiheiyo Cement Corp.	119,900	2,814,301
Taisei Corp.	128,600	4,001,763
Taisho Pharmaceutical Holdings Co., Ltd.	13,000	782,188
Taiyo Yuden Co., Ltd.	65,800	2,433,739
Takara Bio, Inc.	9,500	258,698
Takara Holdings, Inc.	6,200	62,498
Takeda Pharmaceutical Co., Ltd.	276,052	8,530,721
TBS Holdings, Inc.	17,600	271,788
TDK Corp.	55,234	6,495,553
TechnoPro Holdings, Inc.	20,800	1,293,707
Teijin, Ltd.	186,000	2,849,140
Terumo Corp.	180,200	6,632,076
THK Co., Ltd.	53,300	1,414,843
TIS, Inc.	87,900	1,681,100
Tobu Railway Co., Ltd.	44,800	1,271,261
Toda Corp.	117,400	670,620
Toei Animation Co., Ltd.	6,200	433,751
Toei Co., Ltd.	3,100	457,430
Toho Co., Ltd.	24,200	958,340

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Toho Gas Co., Ltd.	15,900	$820,786
Tohoku Electric Power Co., Inc.	106,900	943,188
Tokai Carbon Co., Ltd.	215,700	2,448,445
Tokio Marine Holdings, Inc.	120,681	5,393,803
Tokuyama Corp.	17,100	381,102
Tokyo Century Corp.	36,100	1,769,926
* Tokyo Electric Power Co. Holdings, Inc.	279,300	720,699
Tokyo Electron, Ltd.	47,700	12,803,196
Tokyo Gas Co., Ltd.	94,000	2,129,995
Tokyo Ohka Kogyo Co., Ltd.	11,000	651,307
Tokyo Tatemono Co., Ltd.	105,319	1,211,294
Tokyu Corp.	91,318	1,083,450
Tokyu Fudosan Holdings Corp.	367,300	1,605,034
Toppan Printing Co., Ltd.	105,300	1,339,036
Toray Industries, Inc.	910,893	4,121,702
Toshiba Corp.	67,300	1,702,411
Toshiba TEC Corp.	17,400	696,655
Tosoh Corp.	159,400	2,583,816
TOTO, Ltd.	42,000	1,917,530
Toyo Seikan Group Holdings, Ltd.	72,000	672,654
Toyo Suisan Kaisha, Ltd.	16,500	821,135
Toyo Tire Corp.	110,400	1,637,750
Toyoda Gosei Co., Ltd.	33,300	846,316
Toyota Boshoku Corp.	67,300	977,588
Toyota Industries Corp.	24,900	1,609,122
# Toyota Motor Corp., Sponsored ADR	65,041	8,539,233
Toyota Motor Corp.	608,523	39,947,641
Toyota Tsusho Corp.	123,360	3,442,398
Trend Micro, Inc., Sponsored ADR	777	43,341
Trend Micro, Inc.	32,400	1,814,890
TS Tech Co., Ltd.	21,300	589,558
Tsumura & Co.	27,500	807,162
Tsuruha Holdings, Inc.	13,400	1,876,334
TV Asahi Holdings Corp.	13,100	197,920
Ube Industries, Ltd.	86,755	1,489,404
Unicharm Corp.	84,500	3,909,891
USS Co., Ltd.	83,600	1,529,092
Welcia Holdings Co., Ltd.	22,800	893,561
West Japan Railway Co.	30,700	1,316,944
Workman Co., Ltd.	6,500	576,353
Yakult Honsha Co., Ltd.	28,100	1,359,844
Yamada Holdings Co., Ltd.	248,200	1,210,172
Yamaguchi Financial Group, Inc.	28,300	184,091
Yamaha Corp.	36,500	1,730,289
Yamaha Motor Co., Ltd.	175,300	2,506,443
Yamato Holdings Co., Ltd.	126,900	3,359,102
Yamazaki Baking Co., Ltd.	61,100	1,003,618
Yaoko Co., Ltd.	11,800	835,227
Yaskawa Electric Corp.	47,400	1,843,092
Yokogawa Electric Corp.	115,000	1,690,655
Yokohama Rubber Co., Ltd. (The)	95,800	1,376,108
Z Holdings Corp.	738,900	5,152,394
Zenkoku Hosho Co., Ltd.	49,400	1,948,234
Zensho Holdings Co., Ltd.	53,100	1,240,899
Zeon Corp.	82,400	1,002,513
ZOZO, Inc.	38,500	976,664

TOTAL JAPAN		1,154,409,900

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
NETHERLANDS — (3.7%)
*Ω ABN AMRO Bank NV	182,502	$1,499,120
*Ω Adyen NV	3,856	6,480,946
# Aegon NV	7,754	20,858
Aegon NV	86,299	233,008
Akzo Nobel NV	74,601	7,175,730
* ArcelorMittal SA	30,600	414,937
* ArcelorMittal SA	246,036	3,346,084
ASM International NV	18,532	2,646,941
ASML Holding NV	30,871	11,169,124
ASML Holding NV	72,895	26,330,403
Coca-Cola European Partners P.L.C.	102,269	3,646,953
*Ω GrandVision NV	36,650	1,018,821
Heineken NV	70,168	6,211,099
* ING Groep NV	1,248,377	8,551,029
Koninklijke Ahold Delhaize NV	597,549	16,382,264
Koninklijke DSM NV	40,043	6,403,976
Koninklijke KPN NV	2,956,485	7,984,813
* Koninklijke Philips NV	125,724	5,823,127
* Koninklijke Philips NV	121,320	5,641,382
Koninklijke Vopak NV	25,190	1,308,278
NN Group NV	116,707	4,061,512
Prosus N.V.	80,666	8,053,367
* Randstad NV	63,674	3,177,111
Unilever NV	225,650	12,762,764
# Unilever NV	268,265	15,123,100
Wolters Kluwer NV	167,575	13,567,988

TOTAL NETHERLANDS		179,034,735

NEW ZEALAND — (0.4%)
* a2 Milk Co., Ltd. (The)	233,998	2,265,842
* Auckland International Airport, Ltd.	233,678	1,080,966
Chorus, Ltd.	233,484	1,298,351
Contact Energy, Ltd.	223,771	1,090,949
EBOS Group, Ltd.	83,092	1,414,344
Fisher & Paykel Healthcare Corp., Ltd.	154,697	3,578,819
* Fletcher Building, Ltd.	258,349	699,641
# Fonterra Co-operative Group, Ltd.	22,286	67,953
Genesis Energy, Ltd.	157,334	322,459
Infratil, Ltd.	264,620	947,602
Mainfreight, Ltd.	35,362	1,260,902
Mercury NZ, Ltd.	152,283	538,375
Meridian Energy, Ltd.	234,465	821,759
Port of Tauranga, Ltd.	112,324	537,526
Ryman Healthcare, Ltd.	151,334	1,400,456
Spark New Zealand, Ltd.	1,191,593	3,536,248
Vector, Ltd.	65,942	183,070

TOTAL NEW ZEALAND		21,045,262

NORWAY — (0.6%)
#* Adevinta ASA, Class B	36,947	571,871
Aker ASA, Class A	8,428	339,312
# Aker BP ASA	63,139	983,285
* Bakkafrost P/F	7,846	448,843
* DNB ASA	179,080	2,418,437
Ω Entra ASA	71,276	931,791
Equinor ASA	352,730	4,500,732
Gjensidige Forsikring ASA	25,852	492,610
* Golar LNG, Ltd.	6,906	52,140

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
NORWAY — (Continued)
Kongsberg Gruppen ASA	36,323	$590,225
Leroy Seafood Group ASA	99,259	466,239
# Mowi ASA	136,739	2,160,198
* NEL ASA	293,714	562,163
* Norsk Hydro ASA	622,290	1,748,862
Orkla ASA	185,305	1,749,244
* Salmar ASA	16,472	836,455
Ω Scatec Solar ASA	46,580	1,030,428
#* Schibsted ASA, Class A	12,721	520,008
* Schibsted ASA, Class B	13,960	503,715
* SpareBank 1 SR-Bank ASA	74,887	597,221
* Storebrand ASA	232,572	1,227,364
* Subsea 7 SA	99,035	657,736
Telenor ASA	181,689	2,807,509
Tomra Systems ASA	35,649	1,439,745
Yara International ASA	52,236	1,828,022

TOTAL NORWAY		29,464,155

PORTUGAL — (0.2%)
* Banco Espirito Santo SA	513,592	0
EDP - Energias de Portugal SA	565,257	2,788,225
EDP Renovaveis SA	57,111	1,085,720
Galp Energia SGPS SA	230,327	1,870,528
Jeronimo Martins SGPS SA	109,726	1,742,856

TOTAL PORTUGAL		7,487,329

SINGAPORE — (0.7%)
CapitaLand, Ltd.	304,250	572,533
City Developments, Ltd.	149,000	691,937
Dairy Farm International Holdings, Ltd.	104,600	394,010
DBS Group Holdings, Ltd.	456,489	6,799,792
Frasers Property, Ltd.	50,400	40,212
Genting Singapore, Ltd.	1,311,800	619,453
Great Eastern Holdings, Ltd.	13,000	169,330
Hongkong Land Holdings, Ltd.	483,400	1,774,637
Jardine Cycle & Carriage, Ltd.	71,910	935,415
Keppel Corp., Ltd.	524,200	1,684,497
NetLink NBN Trust	770,300	542,132
Olam International, Ltd.	331,700	311,178
Oversea-Chinese Banking Corp., Ltd.	667,790	4,118,759
# SATS, Ltd.	354,536	773,184
Sembcorp Industries, Ltd.	32,620	37,756
Singapore Airlines, Ltd.	1,010,000	2,506,431
# Singapore Exchange, Ltd.	211,400	1,340,773
Singapore Technologies Engineering, Ltd.	424,600	1,085,413
Singapore Telecommunications, Ltd.	1,964,350	2,920,050
United Industrial Corp., Ltd.	50,895	81,257
United Overseas Bank, Ltd.	274,865	3,819,097
UOL Group, Ltd.	214,687	978,585
Venture Corp., Ltd.	129,400	1,824,121
Wilmar International, Ltd.	373,900	1,106,949
Yangzijiang Shipbuilding Holdings, Ltd.	1,206,500	812,274

TOTAL SINGAPORE		35,939,775

SPAIN — (2.0%)
Acciona SA	14,296	1,444,419
ACS Actividades de Construccion y Servicios SA	189,835	4,512,514
*Ω Aena SME SA	21,985	2,962,165

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
SPAIN — (Continued)
Amadeus IT Group SA	124,723	$5,942,571
Banco Bilbao Vizcaya Argentaria SA	1,998,689	5,766,521
# Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	447,823	1,294,208
* Banco Santander SA	3,381,979	6,772,600
CaixaBank SA	1,365,232	2,490,987
Ω Cellnex Telecom SA	45,527	2,922,422
Enagas SA	198,127	4,276,328
Endesa SA	123,225	3,306,032
Ferrovial SA	83,691	1,812,541
# Grifols SA	80,976	2,188,309
Iberdrola SA	2,077,556	24,530,901
# Industria de Diseno Textil SA	322,128	7,953,123
Naturgy Energy Group SA	175,176	3,254,444
Red Electrica Corp. SA	169,736	2,989,813
Repsol SA	545,056	3,421,899
Siemens Gamesa Renewable Energy SA	54,772	1,554,390
# Telefonica SA, Sponsored ADR	367,442	1,219,907
# Telefonica SA	1,292,536	4,204,659

TOTAL SPAIN		94,820,753

SWEDEN — (3.0%)
* AAK AB	52,151	1,014,973
AddTech AB, Class B	26,572	293,649
* AF Poyry AB	13,078	298,839
* Alfa Laval AB	165,999	3,371,736
Assa Abloy AB, Class B	170,728	3,659,122
Atlas Copco AB, Class A	212,896	9,397,476
Atlas Copco AB, Class B	123,970	4,750,007
Axfood AB	49,605	1,152,977
Beijer Ref AB	42,793	1,184,800
BillerudKorsnas AB	102,835	1,606,393
Boliden AB	181,722	4,955,395
# Castellum AB	47,947	998,288
*Ω Dometic Group AB	143,227	1,548,209
# Electrolux AB, Class B	159,148	3,588,529
* Electrolux Professional AB, Class B	13,221	49,840
Elekta AB, Class B	123,917	1,449,333
Epiroc AB, Class A	206,861	3,088,767
Epiroc AB, Class B	123,148	1,762,942
Essity AB, Class A	8,605	260,613
# Essity AB, Class B	187,852	5,437,055
Ω Evolution Gaming Group AB	26,986	2,001,559
Fabege AB	51,586	651,371
#* Fastighets AB Balder, Class B	12,856	605,051
Getinge AB, Class B	87,956	1,722,176
# Hennes & Mauritz AB, Class B	225,500	3,666,269
* Hexagon AB, Class B	44,166	3,237,243
* Hexpol AB	152,583	1,343,856
Holmen AB, Class B	36,785	1,393,027
Hufvudstaden AB, Class A	33,335	435,194
Husqvarna AB, Class A	12,600	127,396
Husqvarna AB, Class B	252,169	2,600,266
# ICA Gruppen AB	42,191	1,997,252
* Indutrade AB	39,113	1,980,250
# Intrum AB	28,245	690,221
Lifco AB, Class B	15,078	1,103,733
# Lundin Energy AB	44,955	859,397
Millicom International Cellular SA	61,352	1,801,859
* Nibe Industrier AB, Class B	55,310	1,331,799

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
SWEDEN — (Continued)
* Peab AB, Class B	172,682	$1,598,171
#* Saab AB, Class B	41,142	943,824
Sagax AB, Class B	21,801	342,426
Samhallsbyggnadsbolaget i Norden AB	147,663	406,389
# Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	69,770
* Sandvik AB	202,807	3,615,052
* Securitas AB, Class B	205,977	2,907,557
*Ω Sinch AB	7,350	697,754
* Skandinaviska Enskilda Banken AB, Class A	289,180	2,481,522
Skanska AB, Class B	213,501	4,004,331
SKF AB, Class A	5,065	103,881
SKF AB, Class B	198,170	4,056,731
* SSAB AB, Class A	117,060	339,698
* SSAB AB, Class B	343,113	925,616
#* Svenska Cellulosa AB SCA, Class A	8,605	119,044
* Svenska Cellulosa AB SCA, Class B	231,949	3,137,461
* Svenska Handelsbanken AB, Class A	287,046	2,325,842
#* Svenska Handelsbanken AB, Class B	3,612	34,869
Sweco AB, Class B	24,199	1,217,697
* Swedbank AB, Class A	158,064	2,474,588
Swedish Match AB	42,500	3,195,260
* Swedish Orphan Biovitrum AB	74,062	1,277,275
Tele2 AB, Class B	216,108	2,550,495
Telefonaktiebolaget LM Ericsson, Class A	14,581	174,122
Telefonaktiebolaget LM Ericsson, Class B	607,766	6,785,413
Telia Co. AB	782,577	2,994,256
*Ω Thule Group AB	29,284	958,129
* Trelleborg AB, Class B	125,951	2,095,795
#* Volvo AB, Class A	92,380	1,793,418
* Volvo AB, Class B	639,481	12,429,713
Wallenstam AB, Class B	71,989	954,291
Wihlborgs Fastigheter AB	28,804	519,176

TOTAL SWEDEN		144,946,428

SWITZERLAND — (8.2%)
ABB, Ltd	501,430	12,167,203
Adecco Group AG	83,234	4,081,290
* Alcon, Inc.	137,143	7,795,220
* Alcon, Inc.	48,268	2,744,164
Baloise Holding AG	18,965	2,593,563
Banque Cantonale Vaudoise	14,878	1,441,682
Barry Callebaut AG	1,617	3,338,524
Chocoladefabriken Lindt & Spruengli AG	31	2,680,085
Cie Financiere Richemont SA	92,798	5,800,225
Clariant AG	18,152	311,410
Credit Suisse Group AG	445,173	4,198,591
Credit Suisse Group AG, Sponsored ADR	462,446	4,351,617
EMS-Chemie Holding AG	2,018	1,774,990
Geberit AG	8,326	4,738,903
Givaudan SA	1,715	6,993,664
Julius Baer Group, Ltd.	121,934	5,426,701
Kuehne + Nagel International AG	22,134	4,423,769
LafargeHolcim, Ltd.	164,814	7,073,755
LafargeHolcim, Ltd.	29,333	1,260,889
Logitech International SA	27,793	2,338,118
# Logitech International SA	29,225	2,473,896
Lonza Group AG	13,478	8,166,455
Nestle SA	915,482	102,971,482
Novartis AG, Sponsored ADR	140,403	10,962,666

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
SWITZERLAND — (Continued)
Novartis AG	448,358	$34,937,212
Partners Group Holding AG	4,495	4,046,874
Roche Holding AG	8,668	2,792,840
Roche Holding AG	227,381	73,064,642
Schindler Holding AG	5,981	1,537,372
SGS SA	1,689	4,218,803
Sika AG	39,540	9,727,028
* Sonova Holding AG	19,025	4,515,923
Straumann Holding AG	1,497	1,562,647
Swatch Group AG (The)	13,213	2,798,129
Swatch Group AG (The)	25,583	1,045,718
Swiss Life Holding AG	12,256	4,122,778
Swiss Prime Site AG	13,759	1,157,544
# Swiss Re AG	106,521	7,644,010
Swisscom AG	20,449	10,400,379
# Temenos AG	29,867	3,209,855
UBS Group AG	435,575	5,070,951
# UBS Group AG	230,538	2,694,989
Vifor Pharma AG	22,564	2,539,481
Zurich Insurance Group AG	28,446	9,448,213

TOTAL SWITZERLAND		396,644,250

UNITED KINGDOM — (12.1%)
3i Group P.L.C.	327,882	4,095,144
Admiral Group P.L.C.	82,223	2,929,100
Anglo American P.L.C.	324,559	7,615,184
Antofagasta P.L.C.	145,315	1,937,656
Ashtead Group P.L.C.	191,330	6,914,151
* ASOS P.L.C.	29,680	1,693,352
Associated British Foods P.L.C.	114,693	2,522,299
AstraZeneca P.L.C., Sponsored ADR	570,883	28,635,491
AstraZeneca P.L.C.	141,555	14,212,896
Ω Auto Trader Group P.L.C.	449,765	3,381,525
Ω Avast P.L.C.	194,163	1,193,180
AVEVA Group P.L.C.	11,279	626,072
Aviva P.L.C.	1,532,940	5,113,235
B&M European Value Retail SA	528,049	3,313,987
BAE Systems P.L.C.	1,431,927	7,360,664
* Barclays P.L.C., Sponsored ADR	1,432,015	7,919,043
* Barclays P.L.C.	68,958	95,581
* Barratt Developments P.L.C.	391,323	2,445,998
Bellway P.L.C.	80,153	2,425,043
Berkeley Group Holdings P.L.C.	56,422	2,966,572
BHP Group P.L.C., ADR	262,662	10,209,672
BHP Group P.L.C.	242,396	4,695,780
* Boohoo Group P.L.C.	423,708	1,484,970
BP P.L.C., Sponsored ADR	827,461	12,809,104
BP P.L.C.	1,072,130	2,734,664
# British American Tobacco P.L.C., Sponsored ADR	72,175	2,300,939
British American Tobacco P.L.C.	342,327	10,850,181
BT Group P.L.C.	6,189,508	8,128,984
Bunzl P.L.C.	124,176	3,860,168
Burberry Group P.L.C.	207,857	3,650,553
Carnival P.L.C.	22,654	256,105
Carnival P.L.C., ADR	26,209	309,266
CNH Industrial NV	152,811	1,181,008
Coca-Cola HBC AG	88,824	2,017,656
Compass Group P.L.C.	636,531	8,712,667
Ω ConvaTec Group P.L.C.	626,144	1,465,760

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Croda International P.L.C.	46,963	$3,670,591
DCC P.L.C.	38,267	2,486,664
Diageo P.L.C., Sponsored ADR	105,239	13,700,013
Diageo P.L.C.	169,923	5,491,545
Direct Line Insurance Group P.L.C.	648,171	2,215,065
* DS Smith P.L.C.	846,006	3,103,316
Evraz P.L.C.	324,245	1,509,906
Experian P.L.C.	293,833	10,764,244
Ferguson P.L.C.	91,564	9,094,214
Fresnillo P.L.C.	49,426	745,468
GlaxoSmithKline P.L.C., Sponsored ADR	352,222	11,771,259
GlaxoSmithKline P.L.C.	406,661	6,790,620
* Glencore P.L.C.	3,108,762	6,271,104
* GVC Holdings P.L.C.	270,372	3,386,958
Halma P.L.C.	110,946	3,404,665
Hargreaves Lansdown P.L.C.	92,532	1,624,501
Hikma Pharmaceuticals P.L.C.	73,659	2,394,909
HomeServe P.L.C.	184,841	2,649,031
#* Howden Joinery Group P.L.C.	387,823	3,201,807
HSBC Holdings P.L.C.	1,377,459	5,772,370
# HSBC Holdings P.L.C., Sponsored ADR	484,705	10,169,111
IG Group Holdings P.L.C.	96,143	948,787
Imperial Brands P.L.C., Sponsored ADR	38,600	612,582
Imperial Brands P.L.C.	446,751	7,071,036
* Informa P.L.C.	414,842	2,250,781
#* InterContinental Hotels Group P.L.C., ADR	1,227	62,769
* InterContinental Hotels Group P.L.C.	39,805	2,022,500
Intermediate Capital Group P.L.C.	108,983	1,655,378
International Consolidated Airlines Group SA	331,506	414,578
Intertek Group P.L.C.	41,127	2,962,409
Investec P.L.C.	420,675	782,829
* ITV P.L.C.	1,654,286	1,546,035
J Sainsbury P.L.C.	1,003,207	2,618,595
JD Sports Fashion P.L.C.	283,216	2,724,673
Johnson Matthey P.L.C.	113,307	3,154,128
*Ω Just Eat Takeaway.com NV	28,054	3,107,380
* Kingfisher P.L.C.	975,311	3,627,166
Legal & General Group P.L.C.	2,017,766	4,837,805
* Liberty Global P.L.C., Class A	6,400	121,465
* Liberty Global P.L.C., Class C	15,389	287,154
* Lloyds Banking Group P.L.C.	14,183,555	5,164,326
#* Lloyds Banking Group P.L.C., ADR	436,912	616,046
London Stock Exchange Group P.L.C.	66,669	7,186,753
M&G P.L.C.	1,021,570	1,943,195
* Melrose Industries P.L.C.	2,024,442	3,140,451
Mondi P.L.C.	276,993	5,249,934
National Grid P.L.C.	264,511	3,146,486
National Grid P.L.C., Sponsored ADR	89,281	5,307,755
* Natwest Group P.L.C.	1,522,584	2,454,949
#* Natwest Group P.L.C., Sponsored ADR	252,195	804,502
Next P.L.C.	32,817	2,478,554
* Ninety One P.L.C.	210,337	565,433
* NMC Health P.L.C.	40,307	11,044
* Ocado Group P.L.C.	58,650	1,729,583
Pearson P.L.C.	233,420	1,542,152
Pearson P.L.C., Sponsored ADR	136,203	909,836
Pennon Group P.L.C.	177,697	2,286,875
Persimmon P.L.C.	162,754	4,927,624
Phoenix Group Holdings P.L.C.	286,676	2,461,756

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
# Prudential P.L.C., ADR	62,784	$1,533,813
# Prudential P.L.C.	381,130	4,661,409
Reckitt Benckiser Group P.L.C.	172,565	15,200,993
RELX P.L.C., Sponsored ADR	218,250	4,306,074
RELX P.L.C.	170,011	3,364,161
RELX P.L.C.	217,352	4,300,199
* Renishaw P.L.C.	10,621	770,568
* Rentokil Initial P.L.C.	617,570	4,204,545
* Rightmove P.L.C.	464,177	3,714,890
Rio Tinto P.L.C.	154,229	8,723,402
# Rio Tinto P.L.C., Sponsored ADR	267,962	15,212,203
# Rolls-Royce Holdings P.L.C.	349,187	323,196
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	837,467	20,224,828
Royal Dutch Shell P.L.C., Class B	503,038	6,066,297
RSA Insurance Group P.L.C.	456,476	2,506,779
Sage Group P.L.C. (The)	339,658	2,794,679
Schroders P.L.C.	42,424	1,437,218
Schroders P.L.C.	15,868	378,594
# Severn Trent P.L.C.	90,146	2,837,087
Smith & Nephew P.L.C., Sponsored ADR	2,471	86,676
Smith & Nephew P.L.C.	242,709	4,214,431
Smiths Group P.L.C.	125,893	2,169,135
Spectris P.L.C.	25,068	804,564
Spirax-Sarco Engineering P.L.C.	25,393	3,712,290
SSE P.L.C.	568,341	9,320,497
St James’s Place P.L.C.	271,076	3,159,294
* Standard Chartered P.L.C.	1,063,882	4,861,732
Standard Life Aberdeen P.L.C.	1,038,206	3,025,098
Tate & Lyle P.L.C.	192,801	1,486,260
* Taylor Wimpey P.L.C.	1,743,813	2,389,186
Tesco P.L.C.	4,232,659	11,265,415
* Travis Perkins P.L.C.	106,405	1,461,396
# TUI AG	19,683	77,264
# Unilever P.L.C., Sponsored ADR	274,641	15,607,848
Unilever P.L.C.	89,128	5,079,299
United Utilities Group P.L.C.	233,395	2,609,081
Vodafone Group P.L.C.	5,487,771	7,320,511
# Vodafone Group P.L.C., Sponsored ADR	300,954	4,065,893
* Weir Group P.L.C (The)	127,397	2,366,749
* Whitbread P.L.C.	89,544	2,493,151
Wm Morrison Supermarkets P.L.C.	1,309,357	2,763,886
WPP P.L.C., Sponsored ADR	4,768	190,482
WPP P.L.C.	604,792	4,830,645

TOTAL UNITED KINGDOM		582,938,033

TOTAL COMMON STOCKS		4,629,579,243

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Bayerische Motoren Werke AG	25,961	1,342,274
Henkel AG & Co. KGaA	37,748	3,673,280
Porsche Automobil Holding SE	58,770	3,148,447
# Sartorius AG	14,377	6,085,496
Volkswagen AG	56,577	8,241,236

TOTAL GERMANY		22,490,733

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
UNITED KINGDOM — (0.0%)
* Rolls-Royce Holdings P.L.C. Rights 11/11/20	1,163,956	$588,083

TOTAL INVESTMENT SECURITIES (Cost $3,983,423,495)		4,652,658,059

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	15,069,216	174,365,896

TOTAL INVESTMENTS — (100.0%) (Cost $4,157,749,800)		$4,827,023,955

As of October 31, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	267	12/18/20	$44,330,250	$43,583,745	$(746,505)

Total Futures Contracts			$44,330,250	$43,583,745	$(746,505)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,609,966	$277,891,002	—	$283,500,968
Austria	—	4,826,219	—	4,826,219
Belgium	606,184	40,957,836	—	41,564,020
Canada	427,847,340	3,764,449	—	431,611,789
Denmark	3,864,514	117,043,347	—	120,907,861
Finland	46,937	61,113,796	—	61,160,733
France	4,836,531	431,439,369	—	436,275,900
Germany	14,457,718	307,196,163	—	321,653,881
Hong Kong	550,272	122,814,988	—	123,365,260
Ireland	13,125,467	27,070,001	—	40,195,468
Israel	6,403,851	15,439,307	—	21,843,158
Italy	6,104,440	89,838,926	—	95,943,366
Japan	21,314,917	1,133,094,983	—	1,154,409,900
Netherlands	48,313,641	130,721,094	—	179,034,735
New Zealand	—	21,045,262	—	21,045,262
Norway	52,140	29,412,015	—	29,464,155
Portugal	—	7,487,329	—	7,487,329
Singapore	—	35,939,775	—	35,939,775
Spain	2,514,115	92,306,638	—	94,820,753
Sweden	—	144,946,428	—	144,946,428
Switzerland	28,278,388	368,365,862	—	396,644,250
United Kingdom	167,773,824	415,164,209	—	582,938,033

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$22,490,733	—	$22,490,733
Rights/Warrants
United Kingdom	—	588,083	—	588,083
Securities Lending Collateral	—	174,365,896	—	174,365,896
Futures Contracts**	$(746,505)	—	—	(746,505)

TOTAL	$750,953,740	$4,075,323,710	—	$4,826,277,450

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.5%)
*	3P Learning, Ltd.	182,513	$158,696
	A2B Australia, Ltd.	950,290	690,510
	Accent Group, Ltd.	1,632,618	1,916,788
	Adairs, Ltd.	407,492	1,088,171
	Adbri, Ltd.	1,528,552	3,038,238
*	Afterpay, Ltd.	48,384	3,294,422
	AGL Energy, Ltd.	490,894	4,302,458
*	Ainsworth Game Technology, Ltd.	365,058	73,138
#*	Alkane Resources, Ltd.	2,028,893	1,765,411
	ALS, Ltd.	724,258	4,792,580
	Altium, Ltd.	324,187	8,508,992
	Alumina, Ltd.	2,759,652	2,787,427
	AMA Group, Ltd.	826,863	424,872
*	Amaysim Australia, Ltd.	749,916	353,641
	AMP, Ltd.	11,270,843	12,128,461
	Ampol, Ltd.	1,096,002	19,984,618
	Ansell, Ltd.	356,503	10,080,862
	APA Group	1,158,388	8,540,029
#	Appen, Ltd.	122,052	2,779,913
	ARB Corp., Ltd.	218,348	4,729,642
#*	Ardent Leisure Group, Ltd.	1,515,614	693,148
	Aristocrat Leisure, Ltd.	775,551	15,617,062
	Asaleo Care, Ltd.	2,961,663	1,972,580
	ASX, Ltd.	43,079	2,412,192
	Atlas Arteria, Ltd.	1,574,531	6,236,822
	AUB Group, Ltd.	98,733	1,157,314
	Aurelia Metals, Ltd.	3,037,660	997,435
	Aurizon Holdings, Ltd.	4,938,389	13,094,923
	AusNet Services	3,152,081	4,431,139
	Austal, Ltd.	1,211,556	2,310,248
	Australia & New Zealand Banking Group, Ltd.	2,071,038	27,483,982
*	Australian Agricultural Co., Ltd.	2,243,338	1,757,691
#	Australian Ethical Investment, Ltd.	4,975	14,931
	Australian Finance Group, Ltd.	403,684	569,679
	Australian Pharmaceutical Industries, Ltd.	2,267,108	1,749,223
#*	Australian Strategic Materials, Ltd.	405,778	900,965
	Australian Vintage, Ltd.	112,455	35,583
	Auswide Bank, Ltd.	34,719	119,979
	AVJennings, Ltd.	297,081	105,868
	Baby Bunting Group, Ltd.	244,513	702,832
#	Bank of Queensland, Ltd.	2,268,768	10,235,465
	Bapcor, Ltd.	956,762	5,156,734
	Beach Energy, Ltd.	11,632,707	9,646,055
	Bega Cheese, Ltd.	771,029	2,712,465
	Bell Financial Group, Ltd.	34,665	30,823
#	Bendigo & Adelaide Bank, Ltd.	1,824,383	8,582,346
	BHP Group, Ltd.	4,074,214	97,665,537
#	BHP Group, Ltd., Sponsored ADR	623,528	29,997,932
#	Bingo Industries, Ltd.	104,020	180,062
#*	Blackmores, Ltd.	56,105	2,771,057
#*	Blue Sky Alternative Investments, Ltd.	32,768	799
	BlueScope Steel, Ltd.	2,399,569	24,784,405
	Boral, Ltd.	3,959,863	12,680,687
	Brambles, Ltd.	1,144,051	7,715,844
	Bravura Solutions, Ltd.	432,063	891,684
	Breville Group, Ltd.	377,173	6,988,003
	Brickworks, Ltd.	424,806	5,164,323

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	BSA, Ltd.	28,427	$5,809
	BWX, Ltd.	178,775	474,263
	Capitol Health, Ltd.	1,767,071	310,344
#*	Cardno, Ltd.	806,457	165,640
#*	Carnarvon Petroleum, Ltd.	1,228,418	198,538
	Carsales.com, Ltd.	956,934	13,980,593
#*	Cash Converters International, Ltd.	2,116,492	290,037
#*	Catapult Group International, Ltd.	170,410	201,035
	Cedar Woods Properties, Ltd.	155,329	626,446
	Centrebet Litigation	22,005	0
	Centrebet Litigation Claim	22,005	0
#	Challenger, Ltd.	1,335,230	4,513,728
*	Champion Iron, Ltd.	58,221	137,849
*	CIMIC Group, Ltd.	137,887	2,083,995
	Citadel Group, Ltd. (The)	8,326	33,191
*	City Chic Collective, Ltd.	137,957	256,559
#	Class, Ltd.	241,974	379,641
*	Clean Seas Seafood, Ltd.	36,060	17,006
	Cleanaway Waste Management, Ltd.	9,540,026	13,753,102
#	Clinuvel Pharmaceuticals, Ltd.	42,853	622,702
	Clover Corp., Ltd.	41,173	51,197
	Coca-Cola Amatil, Ltd.	1,319,240	11,532,570
	Cochlear, Ltd.	74,643	11,140,865
	Codan, Ltd.	587,540	4,878,753
	Coles Group, Ltd.	1,682,114	21,013,429
#	Collection House, Ltd.	706,526	202,074
	Collins Foods, Ltd.	678,091	4,602,490
	Commonwealth Bank of Australia	1,042,706	50,624,971
	Computershare, Ltd.	680,298	5,813,764
#*	Cooper Energy, Ltd.	5,586,157	1,236,419
#*	Corporate Travel Management, Ltd.	294,928	3,026,652
	Costa Group Holdings, Ltd.	1,425,533	3,566,775
#	Credit Corp. Group, Ltd.	256,583	3,304,350
	Crown Resorts, Ltd.	674,572	3,927,286
	CSL, Ltd.	345,823	70,014,383
	CSR, Ltd.	3,061,776	9,478,458
	Data#3, Ltd.	437,358	1,919,484
*	Decmil Group, Ltd.	4,525,118	203,801
*	Deterra Royalties, Ltd.	340,216	939,812
	Dicker Data, Ltd.	125,643	850,303
	Domain Holdings Australia, Ltd.	720,649	1,998,916
	Domino’s Pizza Enterprises, Ltd.	229,148	13,648,426
	Downer EDI, Ltd.	2,972,667	9,191,229
	DWS, Ltd.	165,951	136,014
#	Eagers Automotive, Ltd.	455,856	3,486,534
*	Eclipx Group, Ltd.	1,423,800	1,488,212
	Elders, Ltd.	615,548	4,853,614
#*	Electro Optic Systems Holdings, Ltd.	135,592	524,592
#*	Emeco Holdings, Ltd.	16,034	8,559
#*	Energy World Corp., Ltd.	6,737,967	293,881
	EQT Holdings, Ltd.	15,791	277,502
	Estia Health, Ltd.	1,180,130	1,103,434
	Euroz, Ltd.	118,913	102,105
#	EVENT Hospitality and Entertainment, Ltd.	453,099	2,626,665
	Evolution Mining, Ltd.	5,264,626	20,639,618
#*	FAR, Ltd.	4,786,609	37,010
	Finbar Group, Ltd.	5,532	2,740
	Fleetwood Corp., Ltd.	339,421	427,368
#	FlexiGroup, Ltd.	2,006,289	1,327,077

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Flight Centre Travel Group, Ltd.	377,230	$2,985,837
	Fortescue Metals Group, Ltd.	5,968,860	73,019,990
#	G8 Education, Ltd.	3,884,483	3,094,471
#*	Galaxy Resources, Ltd.	845,048	829,225
	Genworth Mortgage Insurance Australia, Ltd.	1,255,965	1,506,923
*	Gold Road Resources, Ltd.	1,431,330	1,339,817
*	GrainCorp, Ltd., Class A	1,135,294	2,824,657
	Grange Resources, Ltd.	2,046,058	352,508
*	Greenland Minerals, Ltd.	413,383	81,790
	GUD Holdings, Ltd.	354,740	3,164,408
	GWA Group, Ltd.	942,845	1,747,339
	Hansen Technologies, Ltd.	523,496	1,454,529
#	Harvey Norman Holdings, Ltd.	2,249,517	7,037,048
	Healius, Ltd.	8,510,796	20,169,908
*	Highfield Resources, Ltd.	276,159	108,754
#	HT&E, Ltd.	1,358,241	1,432,008
#	HUB24, Ltd.	20,868	337,181
	HUB24, Ltd.	832	13,433
	Huon Aquaculture Group, Ltd.	39,837	74,186
	IDP Education, Ltd.	487,949	6,619,931
	IGO, Ltd.	2,227,546	6,962,262
	Iluka Resources, Ltd.	340,216	1,232,843
	Imdex, Ltd.	1,184,969	1,003,798
	Incitec Pivot, Ltd.	6,415,181	8,655,552
	Infomedia, Ltd.	1,490,914	1,626,627
	Inghams Group, Ltd.	1,236,578	2,488,220
	Insurance Australia Group, Ltd.	2,115,632	7,101,585
*	Intega Group, Ltd.	1,074,416	211,390
	Integral Diagnostics, Ltd.	190,752	563,877
#	Integrated Research, Ltd.	399,026	985,409
#	InvoCare, Ltd.	601,772	4,274,942
	IOOF Holdings, Ltd.	1,969,214	4,044,028
	IPH, Ltd.	631,544	2,927,115
	IRESS, Ltd.	526,185	3,404,786
	IVE Group, Ltd.	73,574	39,047
	James Hardie Industries P.L.C.	388,289	9,427,606
#	James Hardie Industries P.L.C., Sponsored ADR	39,415	960,938
	Japara Healthcare, Ltd.	2,451,561	663,974
#	JB Hi-Fi, Ltd.	892,412	29,820,367
	Jupiter Mines, Ltd.	898,164	179,857
#*	Karoon Energy, Ltd.	2,742,547	1,492,458
*	Kingsgate Consolidated, Ltd.	1,030,491	554,094
	Kogan.com, Ltd.	231,472	3,350,796
	Lednium Technology Pty, Ltd.	21,998	0
	Lendlease Corp., Ltd.	1,164,778	9,798,269
	Lifestyle Communities, Ltd.	39,883	285,277
	Link Administration Holdings, Ltd.	1,492,150	5,017,334
#	Lovisa Holdings, Ltd.	198,207	1,048,439
	Lycopodium, Ltd.	16,033	46,768
#*	Lynas Corp., Ltd.	3,392,843	6,750,236
	MACA, Ltd.	1,136,287	658,092
	Macmahon Holdings, Ltd.	4,944,481	832,801
	Macquarie Group, Ltd.	221,499	19,748,842
	Magellan Financial Group, Ltd.	290,957	11,277,069
*	Mayne Pharma Group, Ltd.	3,936,421	829,763
	McMillan Shakespeare, Ltd.	451,962	2,973,090
#	McPherson’s, Ltd.	547,769	873,715
	McPherson’s, Ltd.	81,698	130,356
	Medibank Pvt, Ltd.	4,031,139	7,567,146

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Medusa Mining, Ltd.	1,871,019	$1,052,337
#*	Mesoblast, Ltd.	325,946	700,773
#*	Mesoblast, Ltd., Sponsored ADR	1,592	17,034
#*	Metals X, Ltd.	1,267,463	69,496
	Metcash, Ltd.	6,698,073	13,893,601
#	Michael Hill International, Ltd.	72,300	25,294
	Michael Hill International, Ltd.	43,121	15,527
*	Millennium Minerals, Ltd.	679,921	0
	Mineral Resources, Ltd.	1,346,694	23,647,668
*	MMA Offshore, Ltd.	1,705,052	68,341
	MNF Group, Ltd.	84,045	265,722
#	Monadelphous Group, Ltd.	298,392	1,918,841
	Monash IVF Group, Ltd.	1,407,719	568,993
	Money3 Corp., Ltd.	696,751	1,102,104
#	Mortgage Choice, Ltd.	349,753	263,031
	Mount Gibson Iron, Ltd.	1,772,759	847,301
#*	Myer Holdings, Ltd.	17,510,961	2,841,875
	MyState, Ltd.	152,471	432,408
	National Australia Bank, Ltd.	2,749,172	35,967,357
	Navigator Global Investments, Ltd.	366,260	397,089
#	Neometals, Ltd.	551,838	73,889
	Netwealth Group, Ltd.	81,162	985,759
#	New Hope Corp., Ltd.	1,202,266	904,170
	Newcrest Mining, Ltd.	407,486	8,450,237
*	NEXTDC, Ltd.	186,159	1,666,839
	nib holdings, Ltd.	1,879,111	5,498,927
#	Nick Scali, Ltd.	254,036	1,488,142
	Nine Entertainment Co. Holdings, Ltd.	7,806,975	11,412,164
	Northern Star Resources, Ltd.	2,841,813	30,020,655
	NRW Holdings, Ltd.	2,895,425	4,441,090
*	Nufarm, Ltd.	1,340,510	3,241,325
	OFX Group, Ltd.	962,104	844,471
	Oil Search, Ltd.	3,090,231	5,579,309
	OM Holdings, Ltd.	418,603	93,007
	Omni Bridgeway, Ltd.	650,027	1,581,259
	oOh!media, Ltd.	2,840,315	2,617,095
	Orica, Ltd.	303,380	3,256,716
	Origin Energy, Ltd.	2,969,579	8,353,454
	Orora, Ltd.	4,655,371	8,437,022
	OZ Minerals, Ltd.	1,798,278	18,785,501
	Pacific Current Group, Ltd.	181,203	742,274
#	Pacific Smiles Group, Ltd.	104,617	135,759
#	Pact Group Holdings, Ltd.	868,271	1,434,319
*	Panoramic Resources, Ltd.	6,472,913	477,011
*	Paragon Care, Ltd.	90,224	12,392
	Peet, Ltd.	945,315	710,646
	Pendal Group, Ltd.	1,076,590	4,897,958
	Perenti Global, Ltd.	3,067,062	2,255,492
#	Perpetual, Ltd.	211,483	4,047,545
*	Perseus Mining, Ltd.	4,895,508	4,234,048
	Platinum Asset Management, Ltd.	1,101,774	2,363,211
#*	Praemium, Ltd.	1,027,677	470,708
	Premier Investments, Ltd.	300,365	4,504,903
	Prime AET&D Holdings No.1, Ltd.	26	0
#	Pro Medicus, Ltd.	159,511	3,640,979
	PSC Insurance Group, Ltd.	36,609	74,567
	PWR Holdings, Ltd.	148,298	473,252
*	Qantas Airways, Ltd.	3,786,114	11,138,504
	QBE Insurance Group, Ltd.	2,437,085	14,092,891

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Qube Holdings, Ltd.	4,633,621	$8,624,798
	Ramelius Resources, Ltd.	2,599,034	3,548,344
	Ramsay Health Care, Ltd.	232,123	10,170,307
#	REA Group, Ltd.	77,397	6,436,491
	Reckon, Ltd.	132,862	72,346
#	Reece, Ltd.	131,241	1,267,906
#	Regis Healthcare, Ltd.	563,410	408,484
	Regis Resources, Ltd.	2,260,782	6,635,676
#*	Reject Shop, Ltd. (The)	140,659	614,724
	Reliance Worldwide Corp., Ltd.	1,033,752	2,984,168
#	Resimac Group, Ltd.	37,397	36,599
*	Resolute Mining, Ltd.	4,396,079	2,496,752
	Rhipe, Ltd.	21,642	31,241
#	Ridley Corp., Ltd.	1,245,370	696,243
	Rio Tinto, Ltd.	692,143	45,026,569
*	Salmat, Ltd.	68,805	0
	Sandfire Resources, Ltd.	1,405,275	4,373,038
	Santos, Ltd.	4,224,157	14,042,728
#*	Saracen Mineral Holdings, Ltd.	3,644,586	14,565,299
	SeaLink Travel Group, Ltd.	278,653	1,144,110
	Seek, Ltd.	249,584	3,773,556
	Select Harvests, Ltd.	537,979	2,315,456
*	Senex Energy, Ltd.	7,073,809	1,467,515
	Servcorp, Ltd.	186,176	324,222
	Service Stream, Ltd.	1,657,336	2,337,328
#	Seven Group Holdings, Ltd.	409,919	5,597,395
#*	Seven West Media, Ltd.	4,443,757	514,856
	SG Fleet Group, Ltd.	251,518	298,501
*	Sigma Healthcare, Ltd.	13,316,753	4,969,681
*	Silver Lake Resources, Ltd.	2,783,950	4,169,030
	Sims, Ltd.	930,940	6,260,499
*	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp., Ltd.	325,923	1,247,173
	Sonic Healthcare, Ltd.	320,526	7,850,651
	South32, Ltd., ADR	476,677	3,360,573
	South32, Ltd.	5,309,068	7,575,939
*	Southern Cross Media Group, Ltd.	11,290,093	1,386,846
	Spark Infrastructure Group	4,007,348	5,592,122
#*	SpeedCast International, Ltd.	1,370,682	285,471
	SRG Global, Ltd.	103,260	22,130
	St Barbara, Ltd.	3,886,186	7,307,792
	Stanmore Coal, Ltd.	78,237	38,826
	Star Entertainment Grp, Ltd. (The)	3,364,003	7,752,323
	Steadfast Group, Ltd.	874,035	2,191,414
	Suncorp Group, Ltd.	2,237,702	12,923,372
	Sunland Group, Ltd.	474,685	673,511
	Super Retail Group, Ltd.	1,409,257	11,090,973
*	Superloop, Ltd.	223,850	145,064
	Sydney Airport	1,269,245	4,866,388
#*	Syrah Resources, Ltd.	1,455,353	467,365
	Tabcorp Holdings, Ltd.	5,371,855	12,412,329
#	Tassal Group, Ltd.	1,261,322	3,140,210
	Technology One, Ltd.	1,268,229	8,006,006
	Telstra Corp., Ltd.	4,361,560	8,213,631
	Telstra Corp., Ltd., ADR	35,561	334,273
*	Tiger Resources, Ltd.	1,677,917	885
*	TPG Telecom, Ltd.	1,685,960	8,509,653
	Transurban Group	959,373	9,084,950
	Treasury Wine Estates, Ltd.	337,529	2,175,997

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Troy Resources, Ltd.	136,731	$12,081
*	Tuas, Ltd.	842,979	446,986
*	United Malt Grp, Ltd.	1,299,693	3,684,268
#	Village Roadshow, Ltd.	553,139	867,585
	Virgin Australia Holdings, Ltd.	3,195,173	0
*	Virgin Australia Holdings, Ltd.	10,144,397	0
	Virtus Health, Ltd.	405,345	1,278,940
	Vita Group, Ltd.	829,500	579,360
Ω	Viva Energy Group, Ltd.	126,352	149,469
*	Vocus Group, Ltd.	2,838,013	6,873,010
#	Webjet, Ltd.	629,836	1,543,051
	Wesfarmers, Ltd.	1,053,578	34,103,902
	Western Areas, Ltd.	1,658,318	2,240,453
*	Westgold Resources, Ltd.	1,078,830	1,962,834
	Westpac Banking Corp.	2,489,499	31,509,241
#	Westpac Banking Corp., Sponsored ADR	223,289	2,835,770
#	Whitehaven Coal, Ltd.	4,411,538	3,301,771
	WiseTech Global, Ltd.	35,900	732,197
	Woodside Petroleum, Ltd.	1,051,462	12,968,989
	Woolworths Group, Ltd.	927,704	24,955,514
	Worley, Ltd.	1,097,583	7,316,707
	WPP AUNZ, Ltd.	1,452,579	429,364
*	Xero, Ltd.	31,488	2,442,791

TOTAL AUSTRALIA			1,675,187,501

AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	54,022	976,199
	ANDRITZ AG	281,148	9,482,160
	AT&S Austria Technologie & Systemtechnik AG	198,230	3,603,108
	Atrium European Real Estate, Ltd.	527,077	1,252,789
	CA Immobilien Anlagen AG	202,486	5,561,995
#*	DO & CO AG	27,452	997,348
*	Erste Group Bank AG	416,299	8,557,219
	EVN AG	110,870	1,770,768
#*	FACC AG	30,403	166,802
*	Flughafen Wien AG	14,863	351,007
#*	IMMOFINANZ AG	223,231	2,993,573
*	Kapsch TrafficCom AG	13,119	171,128
#*	Lenzing AG	55,037	3,852,580
#	Mayr Melnhof Karton AG	22,086	3,607,872
*	Oberbank AG	2,814	274,013
#	Oesterreichische Post AG	143,988	4,572,754
	OMV AG	325,605	7,526,806
	Palfinger AG	44,518	1,030,425
#*	POLYTEC Holding AG	62,865	380,926
#*	Porr AG	47,223	630,442
*	Raiffeisen Bank International AG	676,330	9,765,081
#	Rosenbauer International AG	3,859	133,518
#	S IMMO AG	158,376	2,340,248
	Schoeller-Bleckmann Oilfield Equipment AG	37,935	919,371
*	Semperit AG Holding	39,636	1,017,667
*	Strabag SE	73,730	2,138,973
	Telekom Austria AG	563,641	3,791,111
	Telekom Austria AG, ADR	4,200	55,818
	UBM Development AG	4,181	131,108
	UNIQA Insurance Group AG	737,410	4,153,491
	Verbund AG	34,114	1,967,492
	Vienna Insurance Group AG Wiener Versicherung Gruppe	208,758	4,238,696
	voestalpine AG	627,528	17,449,593

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
#	Wienerberger AG	288,578	$7,284,646
	Zumtobel Group AG	87,902	491,334

TOTAL AUSTRIA			113,638,061

BELGIUM — (1.1%)
*	Ackermans & van Haaren NV	111,713	13,751,137
	Ageas SA	679,462	27,361,282
*	AGFA-Gevaert NV	1,704,470	6,480,631
#	Anheuser-Busch InBev SA	913,054	47,228,786
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	6,131,298
*	Argenx SE, ADR	1,353	335,720
*	Argenx SE	5,555	1,386,204
*	Argenx SE	6,674	1,666,504
	Atenor	1,966	117,781
	Banque Nationale de Belgique	92	174,234
	Barco NV	207,039	3,247,829
#	Bekaert SA	240,886	5,123,711
*Ω	Biocartis Group NV	19,986	86,899
*	bpost SA	419,997	3,721,756
#*	Celyad SA	6,859	50,560
*	Celyad SA, Sponsored ADR	600	4,242
#*	Cie d’Entreprises CFE	55,505	3,437,150
*	Deceuninck NV	283,216	496,446
	D’ieteren SA	171,598	8,597,048
#*	Econocom Group SA	458,105	1,007,914
#	Elia Group SA	82,287	7,958,886
	Etablissements Franz Colruyt NV	303,267	17,939,533
	Euronav NV	692,057	5,056,767
#	Euronav NV	123,287	907,392
	EVS Broadcast Equipment SA	57,638	828,560
#*	Exmar NV	139,830	363,595
	Fagron	233,349	5,180,598
*	Galapagos NV	7,922	925,980
	Gimv NV	51,430	2,685,685
#	Immobel SA	8,119	562,352
#	Ion Beam Applications	15,308	200,279
*	Jensen-Group NV	9,610	219,579
	KBC Group NV	340,246	16,810,471
#*	Kinepolis Group NV	65,554	1,665,212
	Lotus Bakeries NV	524	2,050,386
*	MDxHealth	25,853	21,934
	Melexis NV	89,077	6,780,441
#*	Ontex Group NV	355,592	3,934,028
	Orange Belgium SA	200,629	3,343,476
#*	Oxurion NV	114,034	325,714
	Picanol	5,463	342,604
	Proximus SADP	567,120	11,024,925
	Recticel SA	258,558	2,540,002
	Resilux	5,708	871,407
*	Roularta Media Group NV	8,176	114,286
#	Shurgard Self Storage SA	4,264	181,818
*	Sioen Industries NV	45,793	1,171,765
*	Sipef NV	15,936	793,462
	Solvay SA	257,554	20,926,341
	Telenet Group Holding NV	119,152	4,582,642
	TER Beke SA	1,906	212,291
*	Tessenderlo Group SA	220,869	7,518,250
	UCB SA	161,219	15,923,848
#	Umicore SA	350,591	13,515,740

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Van de Velde NV	23,803	$606,058
	Viohalco SA	172,079	551,269

TOTAL BELGIUM			289,044,708

CANADA — (9.1%)
*	5N Plus, Inc.	279,292	408,781
	Absolute Software Corp.	134,663	1,524,220
	Acadian Timber Corp.	44,726	511,950
#*	Advantage Oil & Gas, Ltd.	4,589,280	7,578,185
	Aecon Group, Inc.	315,623	3,368,730
#*	Africa Oil Corp.	435,095	293,917
#	AG Growth International, Inc.	54,364	1,082,139
	AGF Management, Ltd., Class B	902,950	3,869,883
	Agnico Eagle Mines, Ltd.	160	12,673
	Agnico Eagle Mines, Ltd.	155,358	12,318,336
*	Aimia, Inc.	381,890	991,773
#*	Air Canada	364,480	4,029,716
	AirBoss of America Corp.	86,301	1,159,490
	Alamos Gold, Inc., Class A	2,358,026	21,539,579
	Alamos Gold, Inc., Class A	371,373	3,398,062
#	Alaris Equity Partners Income	301,884	2,780,242
*	Alcanna, Inc.	118,660	433,742
#*	Alexco Resource Corp.	12,200	30,310
	Algoma Central Corp.	13,160	104,901
#	Algonquin Power & Utilities Corp.	771,666	11,699,807
	Alimentation Couche-Tard, Inc., Class B	792,230	24,397,806
#	AltaGas, Ltd.	799,895	10,140,529
#	Altius Minerals Corp.	181,184	1,438,810
	Altus Group, Ltd.	104,879	4,291,041
#*	Americas Gold & Silver Corp.	51,477	132,528
*	Amerigo Resources, Ltd.	57,554	22,463
	Andrew Peller, Ltd., Class A	87,069	679,011
	ARC Resources, Ltd.	1,815,488	8,939,129
#*	Argonaut Gold, Inc.	1,282,777	2,387,816
*	Aritzia, Inc.	292,698	4,420,238
	Atco, Ltd., Class I	146,472	4,077,645
#*	Athabasca Oil Corp.	2,373,956	204,913
#*	ATS Automation Tooling Systems, Inc.	191,967	2,377,434
#*	Aurora Cannabis, Inc.	12,892	52,058
#	AutoCanada, Inc.	282,646	4,270,558
#	B2Gold Corp.	5,742,597	36,939,173
#	Badger Daylighting, Ltd.	160,010	4,643,088
#	Bank of Montreal	3,399	202,389
#	Bank of Montreal	835,441	49,683,676
#	Bank of Nova Scotia (The)	327,091	13,588,895
	Bank of Nova Scotia (The)	969,869	40,307,756
	Barrick Gold Corp.	258,731	6,915,880
	Barrick Gold Corp.	412,954	11,004,645
#*	Bausch Health Cos., Inc.	770,204	12,708,366
#*	Baytex Energy Corp.	3,557,068	1,054,599
#	BCE, Inc.	114,563	4,603,845
	BCE, Inc.	75,179	3,023,699
#	Birchcliff Energy, Ltd.	1,350,681	1,926,213
#	Bird Construction, Inc.	113,909	545,475
*	Black Diamond Group, Ltd.	365,953	469,699
#*	BlackBerry, Ltd.	63,502	285,027
#*	BlackBerry, Ltd.	1,564,832	7,026,096
	BMTC Group, Inc.	7,200	48,367
#	Bonterra Energy Corp.	136,052	115,394

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Boralex, Inc., Class A	355,264	$10,332,868
	Bridgemarq Real Estate Services	32,200	338,604
	Brookfield Asset Management, Inc., Class A	239,458	7,131,059
#	BRP, Inc.	114,940	6,208,123
	CAE, Inc.	236,115	4,035,381
	CAE, Inc.	249,854	4,265,008
	Calian Group, Ltd.	15,095	730,334
#	Cameco Corp.	827,012	7,858,569
#	Cameco Corp.	588,762	5,599,127
#	Canaccord Genuity Group, Inc.	267,773	1,330,522
#	Canacol Energy, Ltd.	738,579	2,001,254
#*	Canada Goose Holdings, Inc.	63,363	1,976,081
#*	Canada Goose Holdings, Inc.	73,756	2,299,712
#	Canadian Imperial Bank of Commerce	205,476	15,327,032
#	Canadian Imperial Bank of Commerce	444,500	33,168,590
	Canadian National Railway Co.	254,062	25,238,389
#	Canadian National Railway Co.	347,608	34,569,616
	Canadian Natural Resources, Ltd.	289,011	4,598,839
	Canadian Natural Resources, Ltd.	2,874,569	45,849,376
	Canadian Pacific Railway, Ltd.	71,272	21,298,682
	Canadian Pacific Railway, Ltd.	56,346	16,854,779
#	Canadian Tire Corp., Ltd., Class A	126,615	14,139,293
	Canadian Utilities, Ltd., Class A	119,953	2,803,675
#	Canadian Western Bank	567,869	10,442,686
*	Canfor Corp.	496,067	6,016,995
#	Canfor Pulp Products, Inc.	158,774	536,278
#*	Canopy Growth Corp.	89,033	1,672,668
#*	Canopy Growth Corp.	148,279	2,784,680
	CanWel Building Materials Group, Ltd.	303,240	1,388,399
#	Capital Power Corp.	338,869	7,467,683
*	Capstone Mining Corp.	4,136,053	5,184,424
#	Cardinal Energy, Ltd.	548,186	168,698
#	Cargojet, Inc.	7,533	1,237,237
	Cascades, Inc.	544,233	5,792,407
	CCL Industries, Inc., Class B	232,200	8,853,682
*	Celestica, Inc.	414,080	2,430,650
*	Celestica, Inc.	180,887	1,063,083
#	Cenovus Energy, Inc.	803,908	2,630,818
#	Cenovus Energy, Inc.	1,414,552	4,639,731
	Centerra Gold, Inc.	1,381,502	12,069,867
	Cervus Equipment Corp.	36,871	223,888
#	CES Energy Solutions Corp.	1,003,747	482,172
*	CGI, Inc.	91,367	5,680,286
*	CGI, Inc.	176,798	10,970,420
#	Chesswood Group, Ltd.	31,923	134,181
#*	China Gold International Resources Corp., Ltd.	2,653,959	3,207,141
	CI Financial Corp.	718,493	8,375,138
#	Cineplex, Inc.	320,573	1,224,737
	Clairvest Group, Inc.	516	19,946
#	Clearwater Seafoods, Inc.	155,233	840,074
#	Cogeco Communications, Inc.	132,057	9,198,296
#	Cogeco, Inc.	49,890	2,983,739
#	Colliers International Group, Inc.	65,875	4,665,590
	Colliers International Group, Inc.	84,906	6,018,137
	Computer Modelling Group, Ltd.	350,049	1,242,762
#	Constellation Software, Inc.	29,687	31,164,108
*	Copper Mountain Mining Corp.	1,301,531	1,103,903
	Corby Spirit and Wine, Ltd.	40,385	451,046
#	Corus Entertainment, Inc., Class B	1,831,025	4,837,655

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Crescent Point Energy Corp.	2,002,103	$2,494,552
#	Crescent Point Energy Corp.	686,010	857,512
#*	Crew Energy, Inc.	4,083,390	1,271,941
*	CRH Medical Corp.	164,836	327,866
#*	Cronos Group, Inc.	101,964	539,390
#*	Denison Mines Corp.	2,423,214	854,845
*	Descartes Systems Group, Inc. (The)	34,366	1,842,758
*	Descartes Systems Group, Inc. (The)	3,668	197,192
*	DIRTT Environmental Solutions	124,732	174,136
#	Dollarama, Inc.	289,272	9,961,570
*	Dorel Industries, Inc., Class B	179,394	1,937,611
	DREAM Unlimited Corp., Class A	42,735	566,464
#	Dundee Precious Metals, Inc.	775,167	5,143,343
	ECN Capital Corp.	1,270,547	5,035,268
	E-L Financial Corp., Ltd.	338	167,567
#*	Eldorado Gold Corp.	803,656	10,073,596
*	Eldorado Gold Corp.	55,755	698,610
#	Element Fleet Management Corp.	1,503,162	14,159,486
#	Emera, Inc.	156,882	6,258,559
#	Empire Co., Ltd., Class A	430,458	11,744,463
	Enbridge, Inc.	22	607
	Enbridge, Inc.	556,190	15,328,596
#*	Endeavour Mining Corp.	468,432	11,490,173
*	Endeavour Silver Corp.	175,071	554,529
#	Enerflex, Ltd.	453,884	1,631,843
#*	Energy Fuels, Inc.	220,413	330,876
#	Enerplus Corp.	220,101	399,793
#	Enerplus Corp.	927,684	1,697,662
	Enghouse Systems, Ltd.	166,592	8,266,454
#	Ensign Energy Services, Inc.	1,132,341	424,957
#	Equitable Group, Inc.	69,336	4,427,762
*	ERO Copper Corp.	23,771	311,344
	Evertz Technologies, Ltd.	106,626	941,971
#	Exchange Income Corp.	102,091	2,425,265
	Exco Technologies, Ltd.	152,652	813,502
*	EXFO, Inc.	198	508
#	Extendicare, Inc.	405,829	1,553,500
	Fairfax Financial Holdings, Ltd.	56,679	14,899,987
	Fiera Capital Corp.	179,904	1,274,708
#	Finning International, Inc.	592,016	9,002,660
	Firm Capital Mortgage Investment Corp.	131,118	1,157,358
#*	First Majestic Silver Corp.	82,658	845,627
#*	First Majestic Silver Corp.	53,453	547,893
	First National Financial Corp.	74,235	2,061,619
	First Quantum Minerals, Ltd.	1,445,108	16,606,324
	FirstService Corp.	84,949	11,396,758
	FirstService Corp.	16,916	2,268,290
#*	Fission Uranium Corp.	1,807,387	359,497
#	Fortis, Inc.	186,808	7,379,498
	Fortis, Inc.	104,235	4,117,283
#*	Fortuna Silver Mines, Inc.	1,132,494	7,488,758
#	Franco-Nevada Corp.	7,254	990,534
#	Freehold Royalties, Ltd.	491,512	1,361,314
	Frontera Energy Corp.	53,001	85,530
#*	Galiano Gold, Inc.	748,613	1,011,411
	Gamehost, Inc.	81,542	261,341
*	GDI Integrated Facility Services, Inc.	3,600	99,221
*	Gear Energy, Ltd.	380,054	42,789
#	Genworth MI Canada, Inc.	280,742	9,313,816

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	George Weston, Ltd.	212,346	$14,891,156
#	Gibson Energy, Inc.	591,838	8,715,651
#	Gildan Activewear, Inc.	170,500	3,532,087
#	Gildan Activewear, Inc.	85,280	1,771,266
*	Glacier Media, Inc.	6,875	1,187
#	GMP Capital, Inc.	186,129	261,248
#	goeasy, Ltd.	82,351	4,264,970
#*	Golden Star Resources, Ltd.	199,827	814,427
	GoldMoney, Inc.	48,197	79,587
#*	Gran Tierra Energy, Inc.	2,020,968	379,225
#*	Great Canadian Gaming Corp.	233,910	3,994,185
#	Great-West Lifeco, Inc.	393,713	8,023,199
	Guardian Capital Group, Ltd., Class A	9,811	164,584
*	Headwater Exploration, Inc.	13,700	13,162
*	Heroux-Devtek, Inc.	154,359	1,164,383
	High Liner Foods, Inc.	106,290	676,529
#*	Home Capital Group, Inc.	491,506	8,975,712
	Horizon North Logistics, Inc.	164,370	590,957
	Hudbay Minerals, Inc.	211,255	956,985
	Hudbay Minerals, Inc.	4,591,503	20,712,252
#	Husky Energy, Inc.	1,558,927	4,013,450
Ω	Hydro One, Ltd.	246,144	5,378,107
	iA Financial Corp., Inc.	455,999	15,887,918
*	IAMGOLD Corp.	2,554,732	9,357,571
*	IAMGOLD Corp.	79,870	293,123
*	IBI Group, Inc.	78,700	376,872
#	IGM Financial, Inc.	95,232	2,090,772
#*	Imperial Metals Corp.	149,442	339,870
#	Imperial Oil, Ltd.	2,100	27,931
	Imperial Oil, Ltd.	345,699	4,608,168
	Information Services Corp.	13,744	193,322
#	Innergex Renewable Energy, Inc.	420,795	7,586,492
	Intact Financial Corp.	28,889	2,984,091
#	Inter Pipeline, Ltd.	580,436	5,166,983
*	Interfor Corp.	474,828	5,349,522
*	Intertain Group, Ltd. (The)	9,266	82,035
#	Intertape Polymer Group, Inc.	240,434	2,734,050
#	Invesque, Inc.	89,083	159,459
*	Ivanhoe Mines, Ltd., Class A	1,452,563	5,713,000
#	Jamieson Wellness, Inc.	18,279	528,764
*	Just Energy Group, Inc.	14,518	74,646
	K-Bro Linen, Inc.	23,264	488,923
#*	Kelt Exploration, Ltd.	835,753	1,022,500
#	Keyera Corp.	647,169	9,185,593
#*	Kinaxis, Inc.	70,559	10,771,065
*	Kingsway Financial Services, Inc.	14,675	47,107
	Kinross Gold Corp.	8,338,438	66,341,997
#	Kirkland Lake Gold, Ltd.	1,396,348	63,618,056
*	Knight Therapeutics, Inc.	626,439	2,571,959
	KP Tissue, Inc.	39,140	341,957
	Labrador Iron Ore Royalty Corp.	230,597	4,238,775
#*	Largo Resources, Ltd.	590,400	429,849
	Lassonde Industries, Inc., Class A	2,100	239,586
#	Laurentian Bank of Canada	328,996	6,472,255
	Leon’s Furniture, Ltd.	78,694	1,098,042
*	Lightstream Resources, Ltd.	696,278	0
#	Linamar Corp.	319,294	10,437,029
#	Loblaw Cos., Ltd.	318,360	15,847,490
#	Lucara Diamond Corp.	1,996,013	681,668

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Lundin Gold, Inc.	42,351	$352,846
	Lundin Mining Corp.	4,332,200	26,175,944
	Magellan Aerospace Corp.	77,380	384,490
	Magna International, Inc.	679,722	34,708,014
	Magna International, Inc.	611,939	31,276,202
*	Mainstreet Equity Corp.	18,782	910,412
*	Major Drilling Group International, Inc.	530,026	2,593,837
*	Mandalay Resources Corp.	42,348	49,268
	Manulife Financial Corp.	130,965	1,775,297
#	Manulife Financial Corp.	1,467,342	19,926,504
#	Maple Leaf Foods, Inc.	308,243	5,612,831
#*	Marathon Gold Corp.	309,500	538,948
	Martinrea International, Inc.	654,254	4,925,443
*	Maxim Power Corp.	24,537	33,703
	MDF Commerce, Inc.	12,900	92,468
#	Medical Facilities Corp.	168,105	633,406
#*	MEG Energy Corp.	1,397,017	2,548,038
	Melcor Developments, Ltd.	4,424	19,691
*	Mercator Minerals, Ltd.	131,933	0
#	Methanex Corp.	123,400	3,658,560
#	Methanex Corp.	176,329	5,231,681
#	Metro, Inc.	293,894	13,709,761
	Morguard Corp.	2,645	191,084
#	Morneau Shepell, Inc.	217,422	4,345,829
*	Mountain Province Diamonds, Inc.	32,000	8,527
#	MTY Food Group, Inc.	52,503	1,495,131
#	Mullen Group, Ltd.	482,597	3,245,567
#	National Bank of Canada	1,008,670	48,408,286
*	New Gold, Inc.	6,105,547	12,373,322
#	NFI Group, Inc.	193,486	2,191,476
#	Norbord, Inc.	53,040	1,742,518
	Norbord, Inc.	55,130	1,811,572
	North American Construction Group, Ltd.	95,400	741,833
#	North American Construction Group, Ltd.	9,700	75,175
	North West Co., Inc. (The)	216,659	5,342,076
#	Northland Power, Inc.	440,880	14,259,190
	Nutrien, Ltd.	118,522	4,818,104
	Nutrien, Ltd.	442,850	18,015,154
#*	NuVista Energy, Ltd.	1,187,779	677,559
#*	OceanaGold Corp.	4,099,105	5,353,481
	Onex Corp.	128,842	5,570,291
#	Open Text Corp.	222,200	8,163,844
#	Open Text Corp.	122,705	4,506,955
*	Orbite Technologies, Inc.	174,500	0
#	Osisko Gold Royalties, Ltd.	536,043	5,994,927
#	Ovintiv, Inc.	716,145	6,588,532
#	Ovintiv, Inc.	243,929	2,246,496
	Pan American Silver Corp.	364,762	11,592,004
#	Pan American Silver Corp.	696,142	22,137,313
#*	Paramount Resources, Ltd., Class A	384,613	646,650
#*	Parex Resources, Inc.	902,677	8,787,601
	Park Lawn Corp.	15,185	320,272
	Parkland Corp.	410,937	10,036,696
#	Pason Systems, Inc.	326,375	1,261,601
#	Pembina Pipeline Corp.	57,434	1,202,312
	Pembina Pipeline Corp.	197,387	4,131,310
#	Peyto Exploration & Development Corp.	834,470	1,803,853
*	Photon Control, Inc.	21,204	24,510
*	PHX Energy Services Corp.	133,495	144,286

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Pinnacle Renewable Energy, Inc.	2,800	$13,282
	Pizza Pizza Royalty Corp.	123,691	772,430
*	Points International, Ltd.	6,420	65,149
	Polaris Infrastructure, Inc.	68,704	654,913
	Pollard Banknote, Ltd.	24,687	384,489
#	PrairieSky Royalty, Ltd.	308,774	1,893,480
#*	Precision Drilling Corp.	1,348,338	941,195
*	Precision Drilling Corp.	108,522	76,758
#*	Premier Gold Mines, Ltd.	1,033,034	2,124,531
#	Premium Brands Holdings Corp.	117,854	8,407,149
#*	Pretium Resources, Inc.	356,835	4,352,300
	Primo Water Corp.	705,815	8,843,862
	Primo Water Corp.	115,278	1,444,977
*	Pulse Seismic, Inc.	155,026	101,233
	Quarterhill, Inc.	761,564	1,463,337
#	Quebecor, Inc., Class B	464,603	10,779,013
#*	Questerre Energy Corp., Class A	145,025	11,430
#*	Real Matters, Inc.	15,805	276,051
	Recipe Unlimited Corp.	85,467	722,970
#	Restaurant Brands International, Inc.	193,173	10,037,804
	Richelieu Hardware, Ltd.	177,191	4,763,928
	Ritchie Bros Auctioneers, Inc.	129,128	7,827,349
	Ritchie Bros Auctioneers, Inc.	37,693	2,285,327
#	Rocky Mountain Dealerships, Inc.	93,670	388,095
#	Rogers Communications, Inc., Class B	164,340	6,675,734
	Rogers Communications, Inc., Class B	123,672	5,022,320
#	Rogers Sugar, Inc.	551,947	1,963,693
*	Roxgold, Inc.	1,188,400	1,543,145
	Royal Bank of Canada	858,381	60,021,597
	Royal Bank of Canada	1,068,243	74,766,328
#	Russel Metals, Inc.	347,304	4,621,857
*	Sabina Gold & Silver Corp.	1,084,130	2,050,595
*	Sandstorm Gold, Ltd.	779,781	5,759,247
#	Saputo, Inc.	226,084	5,503,193
#	Savaria Corp.	36,700	386,475
*	Seabridge Gold, Inc.	13,432	258,700
#	Secure Energy Services, Inc.	762,939	853,246
*	Seven Generations Energy, Ltd., Class A	1,401,514	4,965,208
	Shaw Communications, Inc., Class B	243,666	4,014,463
#	Shaw Communications, Inc., Class B	404,695	6,677,467
#	ShawCor, Ltd.	280,351	456,625
*	Shopify, Inc., Class A	6,994	6,472,457
#	Sienna Senior Living, Inc.	183,305	1,597,366
#*	Sierra Wireless, Inc.	55,726	618,202
*	Sierra Wireless, Inc.	88,509	982,450
Ω	Sleep Country Canada Holdings, Inc.	142,863	2,435,201
#	SNC-Lavalin Group, Inc.	260,327	3,642,194
*	Southern Pacific Resource Corp.	665,787	0
*Ω	Spin Master Corp.	81,565	1,651,748
#	Sprott, Inc.	52,768	1,577,943
#*	SSR Mining, Inc.	1,037,870	19,210,300
#*	SSR Mining, Inc.	271,594	5,027,205
	Stantec, Inc.	290,863	8,352,787
	Stantec, Inc.	70,845	2,033,960
	Stella-Jones, Inc.	159,505	5,191,126
*	Stornoway Diamond Corp.	173,571	486
	Sun Life Financial, Inc.	32,169	1,279,951
#	Sun Life Financial, Inc.	362,444	14,432,520
	Suncor Energy, Inc.	551,024	6,216,241

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc.	2,403,185	$27,131,959
*	SunOpta, Inc.	98,969	678,927
#*	SunOpta, Inc.	115,193	788,531
#	Superior Plus Corp.	999,775	8,892,392
#	Surge Energy, Inc.	1,984,431	297,896
#*	Tamarack Valley Energy, Ltd.	1,413,155	816,730
*	Taseko Mines, Ltd.	1,431,283	1,321,383
#	TC Energy Corp.	92,429	3,638,052
	TC Energy Corp.	329,699	13,009,923
	Teck Resources, Ltd., Class B	56,081	737,055
#	Teck Resources, Ltd., Class B	1,389,884	18,263,076
	TELUS Corp.	174,880	2,990,142
*	Teranga Gold Corp.	459,577	4,781,008
*	Tervita Corp.	50,662	66,545
#	TFI International, Inc.	569,166	25,341,835
	Thomson Reuters Corp.	70,628	5,490,992
#	Tidewater Midstream and Infrastructure, Ltd.	180,100	90,570
#	Timbercreek Financial Corp.	94,796	539,333
#*	TMAC Resources, Inc.	25,075	22,961
	TMX Group, Ltd.	51,015	4,957,143
#	TORC Oil & Gas, Ltd.	1,065,177	1,103,313
*	Torex Gold Resources, Inc.	426,256	5,746,122
	Toromont Industries, Ltd.	230,107	14,326,635
	Toronto-Dominion Bank (The)	636,815	28,095,763
	Toronto-Dominion Bank (The)	473,365	20,936,934
	Total Energy Services, Inc.	225,894	335,712
	Tourmaline Oil Corp.	1,069,979	13,861,621
	TransAlta Corp.	1,032,557	6,122,645
	TransAlta Corp.	421,210	2,497,775
#	TransAlta Renewables, Inc.	334,606	4,194,191
#	Transcontinental, Inc., Class A	575,097	6,811,552
*	TransGlobe Energy Corp.	327,783	127,935
#*	Trevali Mining Corp.	2,581,528	242,206
#*	Trican Well Service, Ltd.	2,036,435	1,773,072
#	Tricon Residential, Inc.	535,275	4,395,338
*	Trisura Group, Ltd.	13,364	874,598
*	Trisura Group, Ltd.	58	3,740
*	Turquoise Hill Resources, Ltd.	26,390	207,165
*	Turquoise Hill Resources, Ltd.	196,458	1,543,881
	Uni-Select, Inc.	210,722	963,219
#	Vermilion Energy, Inc.	265,602	655,881
	Vermilion Energy, Inc.	372,614	920,357
	Wajax Corp.	103,144	968,499
	Waste Connections, Inc.	72,502	7,200,945
	Waste Connections, Inc.	40,111	3,975,879
*	Wesdome Gold Mines, Ltd.	549,251	5,437,680
#	West Fraser Timber Co., Ltd.	207,844	9,639,481
#	Western Forest Products, Inc.	2,434,043	1,571,175
#	Westshore Terminals Investment Corp.	262,341	2,636,603
	Wheaton Precious Metals Corp.	52	2,386
	Wheaton Precious Metals Corp.	133,272	6,145,172
#	Whitecap Resources, Inc.	2,195,611	4,004,605
#*	WildBrain, Ltd.	463,189	573,641
	Winpak, Ltd.	107,831	3,331,325
#	WSP Global, Inc.	114,129	7,218,833
	Yamana Gold, Inc.	3,410,740	18,969,889
	Yamana Gold, Inc.	298,241	1,658,220
#*	Yangarra Resources, Ltd.	278,894	94,200

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Yellow Pages, Ltd.	91,812	$871,742

TOTAL CANADA			2,359,661,997

CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	985,250	243,369
*	Hanfeng Evergreen, Inc.	42,625	0

TOTAL CHINA			243,369

DENMARK — (2.2%)
*	ALK-Abello A.S.	22,750	7,611,989
*	Alm Brand A.S.	453,545	5,187,762
#	Ambu A.S., Class B	90,974	2,759,277
	AP Moller - Maersk A.S., Class A	3,467	5,126,499
#	AP Moller - Maersk A.S., Class B	4,862	7,792,009
#*	Bang & Olufsen A.S.	517,755	1,445,237
*	BankNordik P/F	1,342	23,883
*	Bavarian Nordic A.S.	261,025	6,921,361
*	Brodrene Hartmann A.S.	10,479	839,887
	Carlsberg A.S., Class B	125,493	15,890,021
#	Chr Hansen Holding A.S.	174,030	17,561,334
	Coloplast A.S., Class B	96,551	14,119,904
*	Columbus A.S.	310,362	398,218
	D/S Norden A.S.	179,529	2,552,836
#*	Danske Bank A.S.	1,163,332	15,504,387
*	Demant A.S.	278,910	8,806,100
*	Dfds A.S.	174,840	6,540,386
#	Djurslands Bank A.S.	1,040	42,900
#*	Drilling Co. of 1972 A.S (The)	19,349	365,515
	DSV Panalpina A.S.	187,839	30,475,309
*	FLSmidth & Co. A.S.	241,169	6,161,481
	Fluegger Group A.S.	350	25,444
*	Genmab A.S.	62,572	20,900,603
	GN Store Nord A.S.	600,927	43,264,934
*	GronlandsBANKEN A.S.	33	2,894
	H Lundbeck A.S.	300,375	8,468,009
*	H+H International A.S., Class B	118,437	2,296,826
*	Harboes Bryggeri A.S., Class B	2,462	22,772
#*	ISS A.S.	546,786	7,099,237
*	Jeudan A.S.	12,935	443,417
*	Jyske Bank A.S.	414,571	12,353,434
*	Matas A.S.	128,035	1,429,354
*	Nilfisk Holding A.S.	156,948	2,152,287
*	NKT A.S.	162,455	4,416,569
Ω	NNIT A.S.	61,531	1,037,969
	Novo Nordisk A.S., Sponsored ADR	595,283	38,032,631
	Novo Nordisk A.S., Class B	891,477	56,845,596
	Novozymes A.S., Class B	343,045	20,631,122
Ω	Orsted A.S.	51,898	8,236,668
	Pandora A.S.	449,416	35,651,914
*	Parken Sport & Entertainment A.S.	10,398	104,264
	Per Aarsleff Holding A.S.	97,171	3,706,508
	Ringkjoebing Landbobank A.S.	140,157	10,678,902
	Rockwool International A.S., Class A	1,039	363,340
	Rockwool International A.S., Class B	34,285	13,419,755
	Royal Unibrew A.S.	240,968	23,496,569
	RTX A.S.	28,702	922,036
Ω	Scandinavian Tobacco Group A.S., Class A.	183,528	2,592,300
	Schouw & Co., A.S.	71,220	6,201,975

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	SimCorp A.S.	150,405	$17,939,349
	Solar A.S., Class B	25,273	1,198,029
*	Spar Nord Bank A.S.	369,545	3,184,016
*	Sydbank A.S.	383,060	6,550,975
*	Tivoli A.S.	1,281	130,904
	Topdanmark A.S.	281,066	11,006,370
#	TORM P.L.C.	55,025	352,682
	Tryg A.S.	320,960	8,907,513
	United International Enterprises, Ltd.	3,761	798,132
#	Vestas Wind Systems A.S.	205,467	35,250,744
#*	Vestjysk Bank A.S.	501,957	217,219
#*	Zealand Pharma A.S.	28,370	951,828

TOTAL DENMARK			567,411,385

FINLAND — (1.7%)
	Ahlstrom-Munksjo Oyj	58,584	1,226,588
*	Aktia Bank Oyj	161,927	1,672,181
*	Alandsbanken Abp, Class B	1,250	29,674
	Alma Media Oyj	59,478	529,168
	Apetit Oyj	3,389	35,762
	Aspo Oyj	25,687	183,131
	Atria Oyj	54,112	585,118
*	BasWare Oyj	7,918	341,766
#*	Bittium Oyj	79,121	545,606
	Cargotec Oyj, Class B	203,864	7,007,310
*	Caverion Oyj	136,508	897,530
#	Citycon Oyj	253,762	1,953,501
	Digia Oyj	14,070	112,251
	Elisa Oyj	379,350	18,652,126
Ω	Enento Group Oyj	9,514	357,882
#*	Finnair Oyj	4,478,584	1,910,114
	Fiskars Oyj Abp	98,646	1,479,897
	Fortum Oyj	764,297	14,366,206
*	F-Secure Oyj	255,088	1,042,248
*	Glaston Oyj ABP	11,415	7,974
*	HKScan Oyj, Class A	165,652	362,223
	Huhtamaki Oyj	584,496	28,551,179
	Ilkka-Yhtyma Oyj	29,672	114,718
	Kemira Oyj	711,617	8,791,252
	Kesko Oyj, Class A	24,184	593,111
	Kesko Oyj, Class B	1,370,460	35,166,797
	Kojamo Oyj	75,436	1,554,941
	Kone Oyj, Class B	247,622	19,713,960
	Konecranes Oyj	300,069	9,441,620
	Lassila & Tikanoja Oyj	169,797	2,569,693
#*	Lehto Group Oyj	136,855	212,959
	Metsa Board Oyj	715,327	6,001,824
	Metso Outotec Oyj	1,979,975	13,957,771
	Neles Oyj	302,981	4,057,348
#	Neste Oyj	686,061	35,780,512
*	Nokia Oyj	3,992,666	13,460,060
#	Nokia Oyj	1,186,596	3,994,365
#	Nokian Renkaat Oyj	695,310	21,365,432
*	Nordea Bank Abp	2,759,755	20,712,683
	Nordea Bank Abp	11,553	87,020
	Olvi Oyj, Class A	38,501	2,012,340
	Oriola Oyj, Class A	1,000	2,289
	Oriola Oyj, Class B	719,046	1,515,597
	Orion Oyj, Class A	46,983	2,024,525

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Orion Oyj, Class B	436,906	$18,699,405
#*	Outokumpu Oyj	1,583,961	3,952,617
*	Pihlajalinna Oyj	29,717	305,245
#	Ponsse Oyj	52,110	1,660,810
*	QT Group Oyj	12,507	604,168
	Raisio Oyj, Class V	378,961	1,345,776
	Rapala VMC Oyj	15,713	50,146
	Raute Oyj, Class A	1,914	44,153
	Revenio Group Oyj	53,324	2,182,750
	Sampo Oyj, Class A	393,092	14,833,906
	Sanoma Oyj	504,321	7,422,906
#*	Stockmann Oyj Abp, Class B	77,820	74,741
	Stora Enso Oyj, Class R	1,375,494	20,072,509
*	Teleste Oyj	20,343	94,810
	TietoEVRY Oyj	254,255	6,342,130
	Tikkurila Oyj	157,150	2,513,744
	Tokmanni Group Corp.	91,944	1,460,099
	UPM-Kymmene Oyj	1,475,871	41,706,578
	Uponor Oyj	284,514	5,304,654
	Vaisala Oyj, Class A	45,516	1,894,950
	Valmet Oyj	657,788	15,699,371
#	Wartsila Oyj Abp	969,896	7,707,581
#	YIT Oyj	709,810	3,744,883

TOTAL FINLAND			442,698,184

FRANCE — (7.4%)
	ABC arbitrage	87,294	721,606
*	Accor SA	227,807	5,806,332
	Actia Group	464	994
#	Aeroports de Paris	35,224	3,446,936
#*	Air France-KLM	803,774	2,634,714
	Air Liquide SA	287,533	42,048,329
#*	Airbus SE	402,580	29,455,183
*	Akka Technologies	41,036	750,177
	AKWEL	63,353	1,145,776
	Albioma SA	153,455	7,154,284
Ω	ALD SA	4,343	46,778
*	Alstom SA	176,340	7,878,766
	Altamir	42,488	896,050
*	Alten SA	125,455	10,044,996
*Ω	Amundi SA	78,296	5,135,593
	Arkema SA	413,435	40,491,716
	Assystem SA	45,623	1,170,226
*	Atos SE	259,113	17,701,526
	Aubay	32,072	1,078,721
	AXA SA	1,415,353	22,729,574
*	Axway Software SA	24,704	578,612
*	Bastide le Confort Medical	13,234	701,841
	Beneteau SA	155,915	1,433,610
*	Bigben Interactive	56,333	922,947
	BioMerieux	56,064	8,347,873
*	BNP Paribas SA	850,313	29,654,465
	Boiron SA	30,194	1,350,657
	Bollore SA	1,600,888	5,738,373
	Bonduelle SCA	89,649	1,932,860
#*	Bourbon Corp.	56,660	0
	Bouygues SA	832,464	27,299,345
*	Bureau Veritas SA	556,677	12,207,003
	Burelle SA	94	55,850

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Capgemini SE	177,008	$20,438,724
	Carrefour SA	1,553,904	24,150,610
#*	Casino Guichard Perrachon SA	218,754	4,927,917
#*	Catering International Services	6,197	68,126
#*	Cegedim SA	10,137	262,596
*	CGG SA	2,767,422	1,559,590
#	Chargeurs SA	88,159	1,718,387
*	Cie de Saint-Gobain	974,295	37,952,208
	Cie des Alpes	48,216	758,596
	Cie Generale des Etablissements Michelin SCA	610,972	65,985,567
	Cie Plastic Omnium SA	385,266	8,767,323
*	CNP Assurances	401,976	4,533,739
*	Coface SA	460,854	3,600,732
*	Credit Agricole SA	1,223,667	9,679,862
	Danone SA, Sponsored ADR	37,413	415,284
	Danone SA	622,094	34,504,567
#*	Dassault Aviation SA	1,133	947,932
	Dassault Systemes SE	41,242	7,032,187
	Dassault Systemes SE, Sponsored ADR	2,055	352,227
	Delta Plus Group	240	16,462
	Derichebourg SA	721,218	2,118,496
#*	Devoteam SA	22,497	2,555,530
	Edenred	495,821	23,112,168
*	Eiffage SA	481,145	34,920,270
	Electricite de France SA	1,357,472	15,756,259
	Electricite de Strasbourg SA	1,138	153,137
Ω	Elior Group SA	488,788	1,843,470
*	Elis SA	596,531	6,542,643
*	Engie SA	1,486,276	17,975,842
#*	Eramet SA	48,232	1,280,939
#*	Erytech Pharma SA	2,820	14,651
*	EssilorLuxottica SA	114,055	14,081,102
*	Esso SA Francaise	10,411	108,206
#*	Etablissements Maurel et Prom SA	118,867	165,488
*	Eurofins Scientific SE	33,738	26,866,245
Ω	Euronext NV	247,581	25,778,504
#*Ω	Europcar Mobility Group	528,155	344,595
#	Eutelsat Communications SA	965,513	9,711,170
*	Exel Industries, Class A	6,717	305,830
#*	Faurecia SE	355,628	13,487,529
	Fleury Michon SA	4,252	118,304
*	Fnac Darty SA	87,345	3,751,683
	Fnac Darty SA	12,150	519,014
*	Gaumont SA	768	89,301
	Gaztransport Et Technigaz SA	85,230	8,169,870
#	GEA	181	22,135
*	Getlink SE	637,281	8,571,571
*	GL Events	57,992	472,560
*	Groupe Crit	22,390	1,374,878
#	Groupe Gorge	9,794	136,988
#*	Groupe Open	22,877	395,793
	Guerbet	36,354	1,228,534
#	Haulotte Group SA	46,203	212,220
*	HERIGE SADCS	1,643	44,781
#	Hermes International	23,514	21,893,880
*	HEXAOM	15,998	558,829
*	ID Logistics Group	7,495	1,746,710
	Iliad SA	197,990	38,277,747
	Imerys SA	196,420	5,871,175

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Ingenico Group SA	328,454	$47,223,576
	Ipsen SA	81,395	7,413,451
	IPSOS	185,598	4,561,737
#	Jacquet Metals SA	81,175	937,721
*	JCDecaux SA	153,366	2,367,104
	Kaufman & Broad SA	120,359	4,289,196
	Kering SA	52,768	31,888,553
#*	Korian SA	369,676	10,414,664
#*	Lagardere SCA	673,035	14,718,195
	Laurent-Perrier	3,871	318,266
*	Le Belier	11,601	515,940
	Lectra	104,988	2,416,834
	Legrand SA	317,355	23,490,395
	Linedata Services	18,028	531,609
*	LISI	117,537	1,902,057
	LNA Sante SA	25,437	1,312,579
	L’Oreal SA	82,717	26,732,917
	LVMH Moet Hennessy Louis Vuitton SE	248,440	116,455,677
*Ω	Maisons du Monde SA	91,882	1,229,359
*	Manitou BF SA	37,916	750,687
	Manutan International	2,849	180,400
*	Mersen SA	81,201	2,106,735
#*	METabolic EXplorer SA	130,246	234,584
*	Metropole Television SA	200,359	2,200,840
#*	Natixis SA	2,284,370	5,320,744
*	Nexans SA	286,148	13,896,053
	Nexity SA	241,687	6,785,640
#*	Nicox	71,997	288,783
*	NRJ Group	74,893	479,751
*	Oeneo SA	143,254	1,853,816
#*	Onxeo SA	143,360	100,277
#*	Onxeo SA	12,362	8,698
	Orange SA, Sponsored ADR	197,720	2,222,373
	Orange SA	4,330,858	48,633,895
#*	Orpea	120,712	12,057,229
	Pernod Ricard SA	9,313	1,500,347
*	Peugeot SA	3,367,636	60,496,910
	Pharmagest Inter@ctive	178	18,272
*	Pierre & Vacances SA	18,618	204,494
#*	Plastivaloire	45,034	160,938
	Publicis Groupe SA, ADR	97,524	842,607
#	Publicis Groupe SA	793,238	27,558,901
	Quadient SA	176,973	2,306,223
#*	Rallye SA	526,139	2,000,517
#*	Recylex SA	65,252	105,330
*	Renault SA	518,478	12,840,510
*	Rexel SA	1,485,444	15,639,742
	Robertet SA	1,585	1,754,340
*	Rothschild & Co	19,018	488,145
	Rubis SCA	237,855	7,820,625
*	Safran SA	159,972	16,873,830
	Samse SA	943	153,698
	Sanofi, ADR	291,104	13,187,011
	Sanofi	432,160	39,021,170
#	Sartorius Stedim Biotech	44,668	16,945,331
*	Savencia SA	16,829	941,160
	Schneider Electric SE	216,091	26,256,442
	Schneider Electric SE	19,869	2,413,249
*	SCOR SE	605,722	14,710,108

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#	SEB SA	108,639	$17,655,281
	Seche Environnement SA	11,843	477,355
	SES SA	1,913,533	15,284,008
	Societe BIC SA	125,416	6,007,505
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	151,810
*	Societe Generale SA	958,542	13,024,582
*	Societe Marseillaise du Tunnel Prado-Carenage SA	8,156	132,167
	Sodexo SA	181,456	11,656,020
	Sodexo SA, Sponsored ADR	19,000	244,530
	Sodexo SA	8,908	571,646
*	SOITEC	86,494	12,270,123
#*	Solocal Group	35,411,203	787,262
	Somfy SA	20,823	2,898,557
*	Sopra Steria Group	84,149	10,006,348
#*	SPIE SA	433,852	6,827,414
*	Stef SA	22,404	1,644,117
	STMicroelectronics NV	1,333,520	40,677,969
#	STMicroelectronics NV	416,949	12,733,622
	Suez SA	786,262	14,394,385
	Sword Group	17,868	630,541
*	Synergie SA	44,846	1,334,088
*	Tarkett SA	166,619	2,018,537
	Technicolor SA, Sponsored ADR	4,360	654
	Teleperformance	180,912	54,306,679
*	Television Francaise 1	290,161	1,703,756
#	Thales SA	199,097	12,973,221
	Thermador Groupe	10,096	679,530
	Tikehau Capital SCA	594	13,072
	Total Gabon	985	122,375
	Total SE	2,092,369	63,391,894
#	TOTAL SE, Sponsored ADR	498,910	15,131,940
	Trigano SA	45,634	6,058,615
#*	Ubisoft Entertainment SA	310,134	27,395,186
#	Union Financiere de France BQE SA	5,747	123,016
#	Valeo SA	871,389	26,360,742
#*	Vallourec SA	39,447	549,725
*	Valneva SE	80,471	570,993
	Veolia Environnement SA	494,659	9,206,911
	Vetoquinol SA	937	88,461
	Vicat SA	84,188	2,588,514
	VIEL & Cie SA	61,789	364,875
	Vilmorin & Cie SA	31,017	1,620,496
	Vinci SA	563,434	44,502,872
*	Virbac SA	12,963	3,016,706
#	Vivendi SA	300,594	8,676,201
*	Vranken-Pommery Monopole SA	8,008	123,139
*Ω	Worldline SA	42,975	3,183,006
*Ω	X-Fab Silicon Foundries SE	4,842	18,022
*	XPO Logistics Europe SADIR	23	6,672

TOTAL FRANCE			1,923,097,771

GERMANY — (6.2%)
	1&1 Drillisch AG	83,069	1,749,597
*	Aareal Bank AG	305,779	5,283,467
#*	Adidas AG	133,607	39,695,289
*Ω	ADLER Group SA	127,436	3,203,697
*	Adler Modemaerkte AG	13,184	35,215
*	ADVA Optical Networking SE	210,006	1,612,307
	All for One Group SE	3,921	213,449

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Allgeier SE	18,167	$1,100,357
	Allianz SE	283,403	49,922,740
	Allianz SE, Sponsored ADR	212,040	3,721,302
*	Amadeus Fire AG	22,002	2,285,996
*	Aroundtown SA	1,580,544	7,581,328
	Atoss Software AG	3,094	432,503
	Aurubis AG	197,548	12,637,829
	BASF SE	390,630	21,390,190
	Basler AG	17,007	1,014,109
#*	Bauer AG	57,639	604,579
	Bayer AG	554,185	26,041,439
	Bayerische Motoren Werke AG	951,135	64,999,355
	BayWa AG	60,329	1,864,687
	Bechtle AG	87,173	14,969,053
	Beiersdorf AG	24,040	2,517,211
	Bertrandt AG	25,455	872,958
	bet-at-home.com AG	11,955	434,614
*	Bijou Brigitte AG	12,164	282,618
#	Bilfinger SE	145,266	2,662,905
	Borussia Dortmund GmbH & Co. KGaA	468,463	2,300,203
	Brenntag AG	415,503	26,557,447
#	CANCOM SE	101,804	4,024,694
#	Carl Zeiss Meditec AG	34,567	4,466,404
*	CECONOMY AG	768,684	3,399,613
*	CENIT AG	40,171	559,291
*	Centrotec SE	17,233	317,464
	Cewe Stiftung & Co. KGAA	48,896	4,660,902
*	comdirect bank AG	80,197	1,295,134
#*	Commerzbank AG	3,906,524	18,490,794
	CompuGroup Medical SE & Co. KgaA	105,941	9,102,441
	Continental AG	271,300	28,825,868
#*	Corestate Capital Holding SA	15,120	219,813
Ω	Covestro AG	658,500	31,427,553
	CropEnergies AG	128,768	1,753,104
#*	CTS Eventim AG & Co. KGaA	238,826	10,586,522
	Daimler AG	1,555,981	80,426,303
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	137,947
#*Ω	Delivery Hero SE	10,078	1,156,895
#*	Deutsche Bank AG	1,939,299	17,921,326
*	Deutsche Bank AG	1,480,787	13,697,280
	Deutsche Beteiligungs AG	68,459	2,229,189
	Deutsche Boerse AG	140,257	20,667,362
#*	Deutsche EuroShop AG	150,235	1,897,479
#*	Deutsche Lufthansa AG	1,518,978	12,994,965
*Ω	Deutsche Pfandbriefbank AG	768,867	4,698,656
	Deutsche Post AG	955,495	42,364,716
	Deutsche Telekom AG, Sponsored ADR	114,746	1,755,614
	Deutsche Telekom AG	5,414,362	82,291,521
	Deutsche Wohnen SE	333,672	16,841,371
*	Deutz AG	898,226	4,614,322
*	Dialog Semiconductor P.L.C.	268,684	10,243,281
	DIC Asset AG	200,940	2,312,710
	DMG Mori AG	23,446	1,107,195
	Dr Hoenle AG	14,287	795,093
	Draegerwerk AG & Co. KGaA	12,466	891,078
	Duerr AG	269,303	7,744,719
	E.ON SE	2,019,199	21,028,273
	Eckert & Ziegler Strahlen- und Medizintechnik AG	53,840	2,464,906
*	EDAG Engineering Group AG	14,603	137,232

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Elmos Semiconductor SE	23,311	$515,568
*	ElringKlinger AG	147,046	1,487,041
	Energiekontor AG	634	25,934
	Evonik Industries AG	329,910	7,943,203
*	Fielmann AG	89,433	6,773,834
	First Sensor AG	21,691	1,015,442
*	Francotyp-Postalia Holding AG, Class A	22,684	80,889
#*	Fraport AG Frankfurt Airport Services Worldwide	134,873	4,878,152
	Freenet AG	884,555	15,670,819
	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,180,848
	Fresenius Medical Care AG & Co. KGaA	529,867	40,461,794
	Fresenius SE & Co. KGaA	408,742	15,161,644
	Fuchs Petrolub SE	68,823	2,637,844
	GEA Group AG	281,672	9,380,720
	Gerresheimer AG	196,104	19,713,233
	Gesco AG	29,514	392,142
	GFT Technologies SE	129,427	1,393,034
	Grand City Properties SA	219,340	4,978,706
*	H&R GmbH & Co. KGaA	71,325	344,814
	Hamburger Hafen und Logistik AG	193,186	3,238,556
	Hannover Rueck SE	52,436	7,620,092
#Ω	Hapag-Lloyd AG	59,181	3,693,409
	Hawesko Holding AG	190	8,752
	HeidelbergCement AG	261,280	14,943,498
#*	Heidelberger Druckmaschinen AG	2,005,376	1,122,410
*	Hella GmbH & Co KGaA	171,904	7,505,957
*	HelloFresh SE	37,773	2,018,469
	Henkel AG & Co. KGaA	24,225	2,190,034
*	Highlight Communications AG	42,880	183,816
#	Hochtief AG	70,173	5,162,320
#*	HolidayCheck Group AG	112,929	215,590
	Hornbach Baumarkt AG	31,507	1,244,422
	Hornbach Holding AG & Co. KGaA	6,315	607,777
	Hugo Boss AG	281,634	6,457,056
*	Hypoport SE	3,220	1,685,942
	Indus Holding AG	85,358	2,525,327
	Infineon Technologies AG	1,268,255	35,309,712
	Infineon Technologies AG, ADR	340,602	9,492,578
*Ω	Instone Real Estate Group AG	900	18,624
	IVU Traffic Technologies AG	21,614	342,075
	Jenoptik AG	92,206	2,275,402
#	K+S AG	969,577	6,496,067
#	KION Group AG	355,757	27,720,897
#*	Kloeckner & Co. SE	363,508	2,042,907
	Knorr-Bremse AG	19,568	2,266,509
#*	Koenig & Bauer AG	72,821	1,504,063
	Krones AG	42,754	2,442,872
	KSB SE & Co. KGaA	267	78,341
	KWS Saat SE & Co., KGaA	21,275	1,566,715
	Lanxess AG	509,917	25,861,846
	LEG Immobilien AG	165,167	22,322,788
	Leifheit AG	29,884	1,175,785
#*	Leoni AG	157,656	961,106
#	LPKF Laser & Electronics AG	27,049	511,598
#*	Manz AG	14,371	482,464
*	Mediclin AG	12,692	56,753
#*	Medigene AG	16,352	62,850
	Merck KGaA	35,701	5,288,431
	METRO AG	1,278,547	12,521,233

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	MLP SE	208,103	$1,157,160
	MTU Aero Engines AG	202,236	34,566,444
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	93,716	21,964,891
	Nemetschek SE	229,249	16,599,216
	New Work SE	11,809	3,081,126
	Nexus AG	9,894	551,258
#*	Nordex SE	324,061	4,670,081
	Norma Group SE	237,513	7,372,468
*	OHB SE	34,731	1,373,986
#	Patrizia AG	189,984	4,324,220
	Pfeiffer Vacuum Technology AG	43,632	7,958,042
	PNE AG	376,663	2,642,785
*	Progress-Werk Oberkirch AG	4,789	91,500
#*	ProSiebenSat.1 Media SE	465,417	5,194,278
	PSI Software AG	11,158	311,598
#*	Puma SE	114,331	10,008,893
*	Puma SE	28,540	2,494,263
#	q.beyond AG	662,612	933,182
*	QIAGEN NV	147,931	7,024,609
#*	R Stahl AG	4,599	104,487
#	Rational AG	7,651	5,738,710
	Rheinmetall AG	274,085	20,031,154
	Rocket Internet SE	205,680	4,448,355
#*	RTL Group SA	132,022	5,016,435
	RWE AG	733,423	27,142,335
#*	S&T AG	153,317	2,774,159
*	SAF-Holland SE	256,148	2,177,559
#*	Salzgitter AG	200,647	2,919,148
	SAP SE, Sponsored ADR	52,887	5,649,918
#	SAP SE	289,878	30,925,512
*	Schaltbau Holding AG	19,850	548,126
#Ω	Scout24 AG	33,424	2,696,501
	Secunet Security Networks AG	4,287	1,195,271
*	SGL Carbon SE	77,815	247,767
	Siemens AG, Sponsored ADR	154,289	9,925,411
	Siemens AG	239,359	28,080,648
*	Siemens Energy AG	119,679	2,620,422
	Siltronic AG	92,377	8,742,125
*	Sixt SE	89,285	6,745,909
*	SMA Solar Technology AG	33,254	1,440,239
#*	SMT Scharf AG	6,081	50,289
	Softing AG	10,451	57,812
	Software AG	124,078	4,452,121
	Stabilus SA	54,461	3,087,573
	STRATEC SE	2,942	431,800
*	Stroeer SE & Co. KGaA	135,812	9,817,499
	Suedzucker AG	363,460	5,230,752
*	SUESS MicroTec SE	71,689	1,289,907
*	Surteco Group SE	34,391	864,663
	Symrise AG	185,942	22,928,580
*	Syzygy AG	4,986	28,424
	TAG Immobilien AG	445,837	13,138,649
*	Takkt AG	166,080	1,764,901
*	Talanx AG	151,722	4,472,940
*	Technotrans SE	44,155	884,680
*Ω	Tele Columbus AG	46,681	114,889
	Telefonica Deutschland Holding AG	3,859,826	9,735,518
#*	Thyssenkrupp AG	675,653	3,225,062
	Traffic Systems SE	9,711	294,085

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Uniper SE	411,644	$12,295,539
	United Internet AG	458,612	16,082,875
	VERBIO Vereinigte BioEnergie AG	105,064	2,244,537
	Volkswagen AG	95,308	14,826,341
	Vonovia SE	349,784	22,338,438
*	Vossloh AG	35,144	1,283,573
	Wacker Chemie AG	105,551	10,182,720
*	Wacker Neuson SE	170,725	3,138,989
*	Washtec AG	51,332	2,272,832
	Wuestenrot & Wuerttembergische AG	88,936	1,479,130
*Ω	Zalando SE	44,966	4,187,431
	Zeal Network SE	43,444	1,885,587

TOTAL GERMANY			1,596,374,505

HONG KONG — (2.6%)
*	Aceso Life Science Group., Ltd.	10,902,900	443,118
	Aeon Credit Service Asia Co., Ltd.	28,000	17,932
	AIA Group, Ltd.	7,285,200	69,334,512
	Allied Group, Ltd.	1,520,000	555,162
	Allied Properties HK, Ltd.	4,698,393	1,157,553
	APAC Resources, Ltd.	191,695	24,246
*	Apollo Future Mobility Group, Ltd.	2,008,000	111,413
*	Applied Development Holdings, Ltd.	765,000	21,161
*	Arts Optical International Hldgs, Ltd.	52,000	5,223
	Asia Financial Holdings, Ltd.	400,000	187,765
*	Asia Standard International Group, Ltd.	2,109,561	218,145
	Asiasec Properties, Ltd.	299,000	43,479
	ASM Pacific Technology, Ltd.	1,117,200	11,266,192
	Associated International Hotels, Ltd.	79,000	136,124
	Bank of East Asia, Ltd. (The)	2,121,285	3,826,827
*	Best Food Holding Co., Ltd.	392,000	21,903
Ω	BOC Aviation, Ltd.	1,064,200	6,589,681
	BOC Hong Kong Holdings, Ltd.	3,517,500	9,769,809
	BOE Varitronix, Ltd.	3,025,000	1,040,492
	Bright Smart Securities & Commodities Group, Ltd.	4,552,000	1,132,302
*	Brightoil Petroleum Holdings, Ltd.	7,912,171	287,094
	Build King Holdings, Ltd.	860,000	89,086
*	Burwill Holdings, Ltd.	9,641,600	16,541
	Cafe de Coral Holdings, Ltd.	2,038,000	4,212,554
#*	Camsing International Holding, Ltd.	564,000	15,823
#*	Cathay Pacific Airways, Ltd.	5,948,180	4,041,795
	Century City International Holdings, Ltd.	3,792,000	198,717
	CGN Mining Co., Ltd.	2,380,000	85,872
	Chen Hsong Holdings	360,000	93,526
	Cheuk Nang Holdings, Ltd.	121,593	45,517
	Chevalier International Holdings, Ltd.	130,276	158,507
*	China Best Group Holding, Ltd.	698,000	37,308
*	China Boton Group Co., Ltd.	797,351	181,313
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	124,471
#*	China Energy Development Holdings, Ltd.	32,700,000	528,359
	China Motor Bus Co., Ltd.	6,800	90,288
*	China Smarter Energy Group Holdings, Ltd.	1,462,000	13,865
*	China Solar Energy Holdings, Ltd.	1,033,500	4,499
*	China Star Entertainment, Ltd.	8,376,000	1,692,159
*	China Strategic Holdings, Ltd.	68,970,000	655,324
*	China Tonghai International Financial, Ltd.	210,000	5,456
	Chinese Estates Holdings, Ltd.	1,304,000	657,446
	Chong Hing Bank, Ltd.	45,000	53,125
	Chow Sang Sang Holdings International, Ltd.	1,446,000	1,581,813

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Chow Tai Fook Jewellery Group, Ltd.	3,484,800	$4,453,751
*	Chuang’s China Investments, Ltd.	6,774,219	345,664
	Chuang’s Consortium International, Ltd.	4,463,553	519,034
	CITIC Telecom International Holdings, Ltd.	10,719,000	3,404,974
	CK Asset Holdings, Ltd.	2,338,908	10,860,695
	CK Hutchison Holdings, Ltd.	2,159,908	13,045,795
	CK Infrastructure Holdings, Ltd.	844,545	3,983,946
#	CK Life Sciences Intl Holdings, Inc.	6,910,000	733,127
	CLP Holdings, Ltd.	783,000	7,214,988
	CNQC International Holdings, Ltd.	1,952,500	160,350
	CNT Group, Ltd.	814,000	38,268
	Convenience Retail Asia, Ltd.	122,000	68,436
#*	Convoy Global Holdings, Ltd.	25,290,000	102,106
#	Cowell e Holdings, Inc.	5,334,000	2,348,881
	Cross-Harbour Holdings, Ltd. (The)	324,964	578,771
	CSI Properties, Ltd.	25,994,200	752,610
	Dah Sing Banking Group, Ltd.	1,587,702	1,366,088
	Dah Sing Financial Holdings, Ltd.	862,844	2,149,214
	Dickson Concepts International, Ltd.	361,000	152,135
	Dynamic Holdings, Ltd.	30,000	56,367
	Eagle Nice International Holdings, Ltd.	1,394,000	675,235
	EcoGreen International Group, Ltd.	386,240	63,305
*	eForce Holdings, Ltd.	4,144,000	36,241
*	Emperor Capital Group, Ltd.	17,808,000	286,093
	Emperor Entertainment Hotel, Ltd.	2,490,000	328,470
	Emperor International Holdings, Ltd.	6,568,416	925,705
*	Emperor Watch & Jewellery, Ltd.	17,810,000	209,918
*	ENM Holdings, Ltd.	2,608,000	215,819
*	Esprit Holdings, Ltd.	8,208,913	850,139
*	Eternity Investment, Ltd.	520,000	11,265
#	Fairwood Holdings, Ltd.	267,000	599,876
	Far East Consortium International, Ltd.	7,434,504	2,198,826
#*	FIH Mobile, Ltd.	21,701,000	2,385,083
	First Pacific Co., Ltd.	9,973,756	3,098,522
*	First Shanghai Investments, Ltd.	11,440,000	429,537
	Fountain SET Holdings, Ltd.	8,828,000	1,029,171
	Four Seas Mercantile Holdings, Ltd.	36,000	11,728
*	Freeman Fintech Corp, Ltd.	6,722,000	29,307
	Galaxy Entertainment Group, Ltd.	2,227,000	14,717,248
	GDH Guangnan Holdings., Ltd.	1,986,000	166,826
*	Genting Hong Kong, Ltd.	746,000	24,073
	Get Nice Financial Group, Ltd.	798,824	67,017
	Get Nice Holdings, Ltd.	83,967,000	1,822,125
	Giordano International, Ltd.	7,616,000	1,212,049
	Glorious Sun Enterprises, Ltd.	1,763,000	182,093
	Gold Peak Industries Holdings, Ltd.	605,000	49,241
	Golden Resources Development International, Ltd.	924,000	69,274
#*	Gold-Finance Holdings, Ltd.	2,104,000	3,664
*	Good Resources Holdings, Ltd.	3,150,000	34,537
*	Goodbaby International Holdings, Ltd.	2,999,000	381,792
	Great Eagle Holdings, Ltd.	513,213	1,240,432
*	Greater Bay Area Investments Group Holdings, Ltd.	15,680,000	20,226
*	G-Resources Group, Ltd.	401,611,200	1,867,952
	Guoco Group, Ltd.	26,000	319,085
#	Guotai Junan International Holdings, Ltd.	14,634,000	1,876,542
#	Haitong International Securities Group, Ltd.	13,737,139	3,130,866
	Hang Lung Group, Ltd.	2,681,000	5,951,311
#	Hang Lung Properties, Ltd.	3,469,000	8,445,241
	Hang Seng Bank, Ltd.	1,105,900	17,037,536

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hanison Construction Holdings, Ltd.	909,496	$111,654
	Harbour Centre Development, Ltd.	158,000	143,251
	Henderson Land Development Co., Ltd.	2,268,284	8,011,759
	HK Electric Investments & HK Electric Investments, Ltd.	2,848,000	2,899,336
	HKBN, Ltd.	2,692,500	4,664,233
	HKR International, Ltd.	4,078,038	1,549,784
	HKT Trust & HKT, Ltd.	10,720,000	13,863,822
	Hon Kwok Land Investment Co., Ltd.	234,000	75,408
	Hong Kong & China Gas Co., Ltd.	2,568,082	3,705,236
	Hong Kong Exchanges & Clearing, Ltd.	814,018	39,006,690
	Hong Kong Ferry Holdings Co., Ltd.	123,000	94,591
*	Hong Kong Finance Investment Holding Group, Ltd.	2,960,000	35,127
	Hongkong & Shanghai Hotels, Ltd. (The)	1,605,226	1,163,729
	Hongkong Chinese, Ltd.	3,741,143	319,247
#Ω	Honma Golf, Ltd.	558,000	246,852
	Hop Hing Group Holdings, Ltd.	4,256,000	30,173
	Hsin Chong Group Holdings, Ltd.	7,804,000	66,036
	Hung Hing Printing Group, Ltd.	1,234,524	158,468
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,408,000	1,259,927
	Hysan Development Co., Ltd.	1,372,215	4,374,745
*	I-CABLE Communications, Ltd.	3,141,153	23,534
#	IGG, Inc.	4,125,000	4,465,269
*	Imagi International Holdings, Ltd.	802,799	84,892
	International Housewares Retail Co., Ltd.	1,170,000	308,707
	IPE Group, Ltd.	2,010,000	181,826
*	IRC, Ltd.	10,510,000	110,088
*	IT, Ltd.	2,531,087	350,280
	ITC Properties Group, Ltd.	677,994	73,614
	Johnson Electric Holdings, Ltd.	2,327,127	4,815,068
	K Wah International Holdings, Ltd.	130,000	61,692
*	Kader Holdings Co., Ltd.	692,000	40,488
	Kam Hing International Holdings, Ltd.	74,000	3,641
	Karrie International Holdings, Ltd.	1,668,000	224,385
	Kerry Logistics Network, Ltd.	2,720,291	5,681,286
	Kerry Properties, Ltd.	2,315,583	5,681,347
	Kingmaker Footwear Holdings, Ltd.	1,152,000	107,090
#	Kingston Financial Group, Ltd.	8,261,000	707,702
	Kowloon Development Co., Ltd.	1,654,000	1,615,865
	Lai Sun Development Co., Ltd.	1,212,987	1,051,477
	Lam Soon Hong Kong, Ltd.	12,000	18,916
*	Landing International Development, Ltd.	5,481,600	153,266
	Landsea Green Properties Co., Ltd.	584,000	49,809
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	177,750	22,059
*	Lerado Financial Group Co., Ltd.	740,000	2,272
*	Lerthai Group, Ltd.	38,000	2,654
*	Leyou Technologies Holdings, Ltd.	345,000	145,812
*	Lifestyle International Holdings, Ltd.	2,272,500	1,784,863
	Lippo China Resources, Ltd.	12,586,000	212,882
	Lippo, Ltd.	236,000	62,806
	Liu Chong Hing Investment, Ltd.	872,000	700,973
	L’Occitane International SA	2,236,500	4,094,462
	Luk Fook Holdings International, Ltd.	1,730,000	4,230,134
	Luks Group Vietnam Holdings Co., Ltd.	130,000	20,604
	Lung Kee Bermuda Holdings	432,000	134,888
*	Macau Legend Development, Ltd.	7,250,000	983,273
	Magnificent Hotel Investment, Ltd.	4,616,000	53,668
	Man Wah Holdings, Ltd.	10,302,400	14,378,408
*	Mason Group Holdings, Ltd.	39,723,200	139,212

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Master Glory Group, Ltd.	807,080	$5,080
	Melco International Development, Ltd.	2,925,000	4,747,981
	Melco Resorts & Entertainment, Ltd., ADR	47,606	767,409
	MGM China Holdings, Ltd.	1,571,600	2,073,987
*	Midland Holdings, Ltd.	812,364	81,782
	Ming Fai International Holdings, Ltd.	542,000	49,212
	Miramar Hotel & Investment	441,000	719,313
	Modern Dental Group, Ltd.	566,000	95,904
	MTR Corp., Ltd.	650,632	3,224,054
	NagaCorp., Ltd.	8,124,000	8,403,028
	Nameson Holdings, Ltd.	1,670,000	105,306
	National Electronics Hldgs	61,600	8,106
*	National United Resources Holdings, Ltd.	3,320,000	11,391
*	Neo-Neon Holdings, Ltd.	4,877,000	372,462
	New World Development Co., Ltd.	3,166,284	15,117,063
#*	NewOcean Energy Holdings, Ltd.	4,088,000	364,511
	NWS Holdings, Ltd.	3,181,221	2,792,449
*	OP Financial, Ltd.	1,436,000	154,439
#	Oriental Watch Holdings	2,126,240	665,463
#*	Oshidori International Holdings, Ltd.	17,547,000	1,586,258
	Pacific Andes International Holdings, Ltd.	11,918,411	42,124
	Pacific Basin Shipping, Ltd.	22,816,000	3,332,908
#*	Pacific Century Premium Developments, Ltd.	2,508,004	265,487
	Pacific Textiles Holdings, Ltd.	5,393,000	3,077,287
	Paliburg Holdings, Ltd.	928,790	237,302
*	Paradise Entertainment, Ltd.	1,284,000	153,676
*	PC Partner Group, Ltd.	666,000	147,527
	PCCW, Ltd.	21,037,308	12,656,793
#*	Peace Mark Holdings, Ltd.	232,000	0
*	Pegasus International Holdings, Ltd.	82,000	7,822
	Perfect Shape Medical, Ltd.	1,380,000	496,279
	Pico Far East Holdings, Ltd.	3,302,000	478,216
	Playmates Holdings, Ltd.	3,856,000	438,597
	Plover Bay Technologies, Ltd.	904,000	94,618
	Polytec Asset Holdings, Ltd.	26,308,880	2,209,868
	Power Assets Holdings, Ltd.	1,012,500	5,214,060
*	Prada SpA	938,600	3,714,910
*	PT International Development Co., Ltd.	4,246,550	139,470
	Public Financial Holdings, Ltd.	1,038,000	241,636
	PYI Corp., Ltd.	4,564,478	176,632
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	1,420,000	13,737
#	Regal Hotels International Holdings, Ltd.	1,565,400	622,853
Ω	Regina Miracle International Holdings, Ltd.	946,000	293,326
*	Renco Holdings Group, Ltd.	32,000	1,448
#*	Sa Sa International Holdings, Ltd.	6,460,182	927,503
*	Samson Holding, Ltd.	196,000	5,539
*Ω	Samsonite International SA	6,325,200	6,452,649
	Sands China, Ltd.	1,560,000	5,474,978
	SAS Dragon Holdings, Ltd.	1,306,000	430,100
	SEA Holdings, Ltd.	663,918	668,508
*	Shangri-La Asia, Ltd.	2,796,166	2,200,115
	Shenwan Hongyuan HK, Ltd.	2,075,000	230,478
	Shun Ho Property Investments, Ltd.	70,224	13,109
#	Shun Tak Holdings, Ltd.	17,486,250	5,132,359
*	Sincere Watch Hong Kong, Ltd.	5,990,000	65,537
*	Sing Tao News Corp., Ltd.	892,000	116,665
#	Singamas Container Holdings, Ltd.	8,068,000	343,657
	Sino Land Co., Ltd.	5,694,598	6,748,541
	SITC International Holdings Co., Ltd.	6,553,000	10,122,124

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Sitoy Group Holdings, Ltd.	418,000	$20,086
	SJM Holdings, Ltd.	6,517,699	6,767,383
	SmarTone Telecommunications Holdings, Ltd.	2,726,430	1,471,080
*	SOCAM Development, Ltd.	342,309	53,997
	Soundwill Holdings, Ltd.	466,500	417,105
*	South China Holdings Co., Ltd.	2,720,000	40,305
	Stella International Holdings, Ltd.	1,573,000	1,611,929
*	Success Universe Group, Ltd.	3,996,000	64,020
*	Summit Ascent Holdings, Ltd.	2,860,000	328,348
	Sun Hung Kai & Co., Ltd.	3,702,787	1,440,588
	Sun Hung Kai Properties, Ltd.	934,011	12,022,414
	SUNeVision Holdings, Ltd.	916,000	803,934
	Swire Pacific, Ltd., Class A	1,214,000	5,536,077
	Swire Pacific, Ltd., Class B	1,885,000	1,535,011
	Swire Properties, Ltd.	865,050	2,321,349
#	TAI Cheung Holdings, Ltd.	793,000	466,108
	Tai Sang Land Development, Ltd.	145,523	73,042
*	Talent Property Group, Ltd.	4,050,000	12,537
#	Tan Chong International, Ltd.	372,000	99,769
	Tao Heung Holdings, Ltd.	795,000	85,200
	Techtronic Industries Co., Ltd.	2,609,500	35,148,248
	Television Broadcasts, Ltd.	1,082,600	869,787
	Texwinca Holdings, Ltd.	3,758,000	570,349
*	Theme International Holdings, Ltd.	2,895,000	40,481
	TK Group Holdings, Ltd.	820,000	243,542
*	TOM Group, Ltd.	320,000	45,002
#*	Town Health International Medical Group, Ltd.	444,000	7,388
	Tradelink Electronic Commerce, Ltd.	2,312,000	268,613
	Transport International Holdings, Ltd.	1,076,475	1,914,265
	Union Medical Healthcare, Ltd.	762,000	434,197
	United Laboratories International Holdings, Ltd. (The)	3,721,500	3,200,050
	Untrade CW Group Holdings	1,730,500	9,665
*	Up Energy Development Group, Ltd.	2,252,000	7,030
	Value Partners Group, Ltd.	4,553,000	1,994,958
	Vanke Overseas Investment Holding Co., Ltd.	123,000	40,028
	Vedan International Holdings, Ltd.	1,404,000	130,377
#	Vitasoy International Holdings, Ltd.	2,272,000	9,190,024
Ω	VPower Group International Holdings, Ltd.	558,000	200,272
	VSTECS Holdings, Ltd.	4,897,200	3,069,511
	VTech Holdings, Ltd.	665,000	4,412,290
	Wai Kee Holdings, Ltd.	318,000	152,181
	Wang On Group, Ltd.	50,720,000	333,885
Ω	WH Group, Ltd.	26,154,000	20,599,572
	Wharf Holdings, Ltd. (The)	3,378,750	6,994,328
	Wharf Real Estate Investment Co., Ltd.	1,734,750	6,676,672
*	Win Hanverky Holdings, Ltd.	428,000	21,269
	Wing On Co. International, Ltd.	123,137	271,275
	Wing Tai Properties, Ltd.	462,000	208,687
	Wonderful Sky Financial Group Holdings, Ltd.	944,000	79,723
#*	Wynn Macau, Ltd.	2,271,200	3,137,967
*	Xingye Alloy Materials Group, Ltd.	279,000	33,077
	Xinyi Glass Holdings, Ltd.	11,024,000	24,209,111
	YGM Trading, Ltd.	90,000	23,221
	YT Realty Group, Ltd.	453,141	133,700
	Yue Yuen Industrial Holdings, Ltd.	4,345,000	7,077,198
	Zensun Enterprises, Ltd.	930,000	52,253
#*	Zhaobangji Properties Holdings, Ltd.	384,000	54,063

TOTAL HONG KONG			661,029,524

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (0.9%)
#*	AIB Group P.L.C.	962,209	$1,088,436
*	Bank of Ireland Group P.L.C.	2,753,959	6,833,247
*	Cairn Homes P.L.C.	315,937	288,428
	CRH P.L.C.	495,976	17,355,080
#	CRH P.L.C., Sponsored ADR	993,152	34,909,293
	CRH P.L.C.	71,685	2,515,541
*	Datalex P.L.C.	13,290	6,359
*	FBD Holdings P.L.C.	18,709	132,241
	FBD Holdings P.L.C.	55,087	399,124
*	Flutter Entertainment P.L.C.	133,547	23,345,180
#*	Flutter Entertainment P.L.C.	206,216	35,727,005
	Glanbia P.L.C.	473,717	4,505,804
	Glanbia P.L.C.	74,909	708,914
	Irish Continental Group P.L.C.	459,877	1,689,094
	Kenmare Resources P.L.C.	165	618
	Kerry Group P.L.C., Class A	13,483	1,613,941
	Kerry Group P.L.C., Class A	76,886	9,134,409
*	Kingspan Group P.L.C.	619,289	54,044,888
*	Kingspan Group P.L.C.	19,320	1,676,483
*	Permanent TSB Group Holdings P.L.C.	5,510	3,337
	Smurfit Kappa Group P.L.C.	810,986	30,557,217

TOTAL IRELAND			226,534,639

ISRAEL — (0.7%)
*	Afcon Holdings, Ltd.	717	22,182
*	AFI Properties, Ltd.	51,769	1,242,486
*	Airport City, Ltd.	198,535	2,151,474
*	Allot, Ltd.	48,893	462,394
#	Alony Hetz Properties & Investments, Ltd.	120,758	1,210,431
	Alrov Properties and Lodgings, Ltd.	26,267	754,575
	Amot Investments, Ltd.	347,422	1,592,182
	Arad, Ltd.	1,421	18,714
*	Arko Holdings, Ltd.	984,949	641,679
	Ashtrom Group, Ltd.	17,546	223,899
	Ashtrom Properties, Ltd.	97,710	548,383
	Atreyu Capital Markets, Ltd.	1,741	26,787
	AudioCodes, Ltd.	40,774	1,227,290
	AudioCodes, Ltd.	6,067	175,882
*	Avgol Industries 1953, Ltd.	277,423	304,737
*	Azorim-Investment Development & Construction Co., Ltd.	172,219	302,247
	Azrieli Group, Ltd.	30,748	1,443,185
#	Bank Hapoalim BM	1,356,416	7,917,822
#	Bank Leumi Le-Israel BM	2,308,405	10,879,589
#	Bayside Land Corp.	257,700	1,794,587
*	Bet Shemesh Engines Holdings 1997, Ltd.	673	10,467
#*	Bezeq The Israeli Telecommunication Corp., Ltd.	2,168,911	2,445,577
	Big Shopping Centers, Ltd.	14,612	1,105,359
	Blue Square Real Estate, Ltd.	15,809	639,844
*	Brack Capital Properties NV	5,845	441,530
*	Brainsway, Ltd.	1,809	5,190
#*	Camtek, Ltd.	19,118	349,455
#	Carasso Motors, Ltd.	58,600	175,663
*	Cellcom Israel, Ltd.	330,246	1,274,857
#	Cellcom Israel, Ltd.	48,866	185,691
*	Ceragon Networks, Ltd.	99,230	219,298
#*	Clal Insurance Enterprises Holdings, Ltd.	166,942	1,685,826
#*	Compugen, Ltd.	18,025	242,686
	Danel Adir Yeoshua, Ltd.	12,680	1,579,523
	Delek Automotive Systems, Ltd.	182,984	873,789

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Delek Group, Ltd.	15,091	$275,533
	Delta-Galil Industries, Ltd.	50,883	902,168
	Dor Alon Energy in Israel 1988, Ltd.	1,714	34,709
#*	El Al Israel Airlines	2,205,668	401,837
#	Elbit Systems, Ltd.	34,092	3,841,607
	Elbit Systems, Ltd.	2,033	228,021
	Electra Consumer Products 1970, Ltd.	60,059	1,645,525
	Electra, Ltd.	8,110	3,523,990
*	Electreon Wireless, Ltd.	1,005	81,289
#*	Energix-Renewable Energies, Ltd.	317,806	1,346,957
*	Enlight Renewable Energy, Ltd.	131,481	247,102
*	Equital, Ltd.	109,147	2,019,075
#	First International Bank Of Israel, Ltd.	274,205	6,061,631
	FMS Enterprises Migun, Ltd.	12,055	253,817
#	Formula Systems 1985, Ltd.	52,629	4,154,060
#	Fox Wizel, Ltd.	52,929	4,091,885
	Freshmarket, Ltd.	5,298	21,615
*	Gilat Satellite Networks, Ltd.	66,380	389,809
#*	Hadera Paper, Ltd.	15,841	526,372
*	Hamlet Israel-Canada, Ltd.	19,671	310,637
#*	Harel Insurance Investments & Financial Services, Ltd.	719,106	5,224,422
	Hilan, Ltd.	67,051	2,974,448
	ICL Group, Ltd.	1,144,205	4,151,012
	IDI Insurance Co., Ltd.	23,794	583,143
*	IES Holdings, Ltd.	505	21,528
#	Inrom Construction Industries, Ltd.	225,338	890,768
	Isracard, Ltd.	103,197	291,157
#	Israel Canada T.R, Ltd.	92,009	155,402
	Israel Discount Bank, Ltd., Class A	2,198,051	6,152,470
	Israel Land Development - Urban Renewal, Ltd.	9,758	67,269
	Isras Investment Co., Ltd.	243	38,551
*	Issta Lines, Ltd.	2,307	24,734
#*	Kamada, Ltd.	38,092	272,351
	Kenon Holdings, Ltd.	35,866	869,869
	Kerur Holdings, Ltd.	19,989	578,931
*	Klil Industries, Ltd.	5,014	344,996
#	Magic Software Enterprises, Ltd.	19,579	257,433
	Matrix IT, Ltd.	153,599	3,515,360
	Maytronics, Ltd.	163,546	2,493,787
*	Mediterranean Towers, Ltd.	23,651	49,810
#	Mega Or Holdings, Ltd.	38,826	1,002,177
*	Mehadrin, Ltd.	2,358	94,513
	Meitav Dash Investments, Ltd.	54,017	211,461
#	Melisron, Ltd.	45,291	1,638,077
	Menora Mivtachim Holdings, Ltd.	149,035	2,007,202
*	Migdal Insurance & Financial Holdings, Ltd.	1,831,218	1,436,356
*	Minrav Holdings, Ltd.	262	33,886
#	Mivne Real Estate KD, Ltd.	536,893	1,026,743
*	Mivtach Shamir Holdings, Ltd.	17,729	428,247
#	Mizrahi Tefahot Bank, Ltd.	490,914	9,572,921
#*	Naphtha Israel Petroleum Corp., Ltd.	242,108	944,755
#*	Nawi Brothers, Ltd.	35,673	162,710
	Neto Malinda Trading, Ltd.	627	12,559
	Neto ME Holdings, Ltd.	5,618	257,704
#*	Nice, Ltd., Sponsored ADR	46,624	10,642,394
*	Nova Measuring Instruments, Ltd.	89,747	5,093,768
	NR Spuntech Industries, Ltd.	42,322	138,671
	Oil Refineries, Ltd.	9,008,547	1,613,261
	One Software Technologies, Ltd.	588	51,510

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	OPC Energy, Ltd.	35,276	$348,789
	Palram Industries 1990, Ltd.	4,325	36,699
*	Partner Communications Co., Ltd.	608,421	2,379,294
*	Partner Communications Co., Ltd., ADR	11,519	44,348
	Paz Oil Co., Ltd.	28,397	2,625,329
*	Perion Network, Ltd.	5,014	35,060
*	Phoenix Holdings, Ltd. (The)	455,442	2,387,293
	Plasson Industries, Ltd.	15,117	650,840
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	30,453	1,978,805
	Sano-Brunos Enterprises, Ltd.	139	12,826
*	Scope Metals Group, Ltd.	40,509	732,648
#*	Shapir Engineering and Industry, Ltd.	327,381	2,204,079
#*	Shikun & Binui, Ltd.	1,305,723	6,079,674
#	Shufersal, Ltd.	465,632	3,504,546
#	Strauss Group, Ltd.	110,282	3,177,888
#	Summit Real Estate Holdings, Ltd.	68,452	596,492
*	Suny Cellular Communication, Ltd.	515,689	153,272
	Tadiran Holdings, Ltd.	13,411	883,199
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	449,520	3,919,814
	Tower Semiconductor, Ltd.	329,393	6,950,192
*	Tower Semiconductor, Ltd.	22,626	464,052
#	YD More Investments, Ltd.	8,683	28,127
	YH Dimri Construction & Development, Ltd.	692	20,537

TOTAL ISRAEL			179,073,078

ITALY — (2.3%)
	A2A SpA	5,857,697	7,439,212
	ACEA SpA	275,084	5,461,466
#*	Aeffe SpA	131,764	106,403
	Alerion Cleanpower SpA	1,801	13,875
#*	Amplifon SpA	472,490	17,178,653
Ω	Anima Holding SpA	1,317,729	4,937,228
*	Arnoldo Mondadori Editore SpA	884,019	1,139,025
	Ascopiave SpA	259,519	900,028
	Assicurazioni Generali SpA	976,653	13,101,042
#*	Atlantia SpA	484,443	7,436,462
*	Autogrill SpA	566,521	2,123,504
*	Avio SpA	2,970	42,140
	Azimut Holding SpA	500,412	8,435,077
*	B&C Speakers SpA	9,516	87,929
#*	Banca Carige SpA	17,423,174	5,682
*Ω	Banca Farmafactoring SpA	122,794	566,521
*	Banca Generali SpA	242,458	6,903,807
*	Banca IFIS SpA	104,498	838,254
	Banca Mediolanum SpA	80,107	547,300
#*	Banca Monte dei Paschi di Siena SpA	20,323	24,536
*	Banca Popolare di Sondrio SCPA	1,889,534	3,321,237
#*	Banca Profilo SpA	963,146	214,433
#*Ω	Banca Sistema SpA	254,658	420,347
#*	Banco BPM SpA	7,760,744	14,058,562
*	Banco di Desio e della Brianza SpA	79,813	174,572
	BasicNet SpA	96,184	321,445
	Be Shaping The Future SpA	493,691	605,360
*	Biesse SpA	72,088	1,245,838
#*	BPER Banca	5,971,610	7,095,101
#*	Brunello Cucinelli SpA	124,188	3,728,897
	Buzzi Unicem SpA	276,063	5,973,393
#*	Cairo Communication SpA	280,118	330,106
Ω	Carel Industries SpA	1,084	20,158

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Carraro SpA	177,129	$232,171
	Cementir Holding NV	193,185	1,230,429
*	Cerved Group SpA	655,718	4,639,714
*	CIR SpA-Compagnie Industriali	3,394,061	1,479,382
*	CNH Industrial NV	1,464,786	11,357,475
*	Credito Emiliano SpA	367,984	1,449,858
*	Credito Valtellinese SpA	294,159	2,116,796
*	d’Amico International Shipping SA	1,934,518	180,414
	Danieli & C Officine Meccaniche SpA	8,845	80,032
#	Danieli & C Officine Meccaniche SpA	70,517	1,011,103
	Datalogic SpA	52,650	606,561
#	Davide Campari-Milano NV	185,012	1,933,626
*	De’ Longhi SpA	131,898	4,218,323
	DeA Capital SpA	542,556	634,654
	DiaSorin SpA	80,604	17,694,886
#*Ω	doValue SpA	4,701	43,532
*	Elica SpA	93,876	278,687
*	Emak SpA	201,292	191,347
Ω	Enav SpA	163,052	565,785
	Enel SpA	4,863,195	38,664,842
	Eni SpA	1,419,745	9,945,376
#	Eni SpA, Sponsored ADR	141,714	1,981,162
	ERG SpA	279,062	6,319,968
*	Esprinet SpA	144,644	1,229,961
#*	Eurotech SpA	79,018	303,483
	Falck Renewables SpA	512,181	2,777,442
	Ferrari NV	159,399	28,435,517
	Ferrari NV	890	158,794
*	Fiat Chrysler Automobiles NV	2,929,812	35,941,794
*	Fiat Chrysler Automobiles NV	1,016,511	12,492,920
#	Fiera Milano SpA	88,800	199,909
#*	Fila SpA	39,290	282,178
#*	Fincantieri SpA	1,482,879	832,075
#*	FinecoBank Banca Fineco SpA	1,007,845	13,837,576
*	FNM SpA	611,471	327,761
#*	Freni Brembo SpA	479,716	4,984,293
#*	Gefran SpA	13,587	64,887
#*	Geox SpA	272,993	148,984
	Gruppo MutuiOnline SpA	91,474	2,305,131
	Hera SpA	3,430,010	10,774,088
	Illimity Bank SpA	27,424	247,770
*	IMA Industria Macchine Automatiche SpA	85,578	6,732,785
*	IMMSI SpA	1,354,153	520,847
#Ω	Infrastrutture Wireless Italiane SpA	75,150	811,743
*	Intek Group SpA	1,101,521	363,883
	Interpump Group SpA	321,210	12,132,569
*	Intesa Sanpaolo SpA	18,168,226	30,161,142
	Iren SpA	1,875,844	4,256,959
	Italgas SpA	1,432,127	8,275,880
	Italmobiliare SpA	27,917	901,960
#*	Juventus Football Club SpA	2,199,992	1,871,823
	La Doria SpA	66,750	978,322
#	Leonardo SpA	1,435,712	6,845,676
#*	Maire Tecnimont SpA	693,536	938,977
#	Mariella Burani Fashion Group S.p.A.	2,868	0
*	MARR SpA	75,183	1,017,820
Ω	Massimo Zanetti Beverage Group SpA	14,605	85,609
#*	Mediaset SpA	3,331,187	5,663,981
	Mediobanca Banca di Credito Finanziario SpA	1,837,805	13,047,900

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Moncler SpA	459,919	$18,402,138
	Openjobmetis SpA agenzia per il lavoro	34,444	190,080
#*Ω	OVS SpA	1,056,586	952,699
	Piaggio & C SpA	1,782,648	4,865,077
#*Ω	Pirelli & C SpA	95,298	397,344
Ω	Poste Italiane SpA	840,682	6,863,051
#*	Prima Industrie SpA	25,100	315,835
	Prysmian SpA	232,175	6,318,038
Ω	RAI Way SpA	203,166	1,237,511
	Recordati Industria Chimica e Farmaceutica SpA	216,541	11,226,484
	Reno de Medici SpA	674,970	728,409
	Reply SpA	68,794	7,391,006
*	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	387,497
	Sabaf SpA	33,323	457,666
	SAES Getters SpA	14,160	323,607
#*	Safilo Group SpA	168,046	99,228
#	Saipem SpA	2,104,843	3,708,465
#*	Salvatore Ferragamo SpA	223,324	2,880,833
#*	Saras SpA	1,793,474	918,933
#	Servizi Italia SpA	43,557	104,026
*	Sesa SpA	19,113	1,790,715
	Snam SpA	2,641,730	12,881,290
#*	Societa Cattolica di Assicurazioni SC	321,053	1,587,418
#*	Sogefi SpA	308,321	317,140
	SOL SpA	103,445	1,360,817
	Tamburi Investment Partners SpA	218,903	1,365,055
*Ω	Technogym SpA	400,181	2,976,175
	Telecom Italia SpA	25,956,222	8,816,615
	Telecom Italia SpA, Sponsored ADR	180,144	596,817
#	Tenaris SA	167,566	799,630
#	Terna Rete Elettrica Nazionale SpA	2,076,816	14,022,220
*	Tinexta S.p.A.	60,794	1,306,327
#*	Tod’s SpA	37,606	792,217
*	TXT e-solutions SpA	2,104	18,135
#*	UniCredit SpA	2,094,491	15,686,456
*Ω	Unieuro SpA	30,996	373,704
*	Unipol Gruppo SpA	3,051,549	11,130,699
#	UnipolSai Assicurazioni SpA	2,116,526	4,915,572
#	Webuild SpA	734,563	786,985
	Zignago Vetro SpA	114,751	1,656,394

TOTAL ITALY			582,554,463

JAPAN — (24.2%)
	77 Bank, Ltd. (The)	302,674	4,232,782
	A&A Material Corp.	9,400	94,720
#	A&D Co., Ltd.	102,400	605,178
	ABC-Mart, Inc.	25,900	1,313,763
	Abist Co., Ltd.	14,600	372,206
#	Access Co., Ltd.	110,700	826,882
	Achilles Corp.	69,100	1,042,850
	Acom Co., Ltd.	403,100	1,811,540
	AD Works Group Co., Ltd.	93,120	136,374
	Adastria Co., Ltd.	177,100	3,073,914
	ADEKA Corp.	407,600	5,270,996
#	Ad-sol Nissin Corp.	24,300	609,724
	Advan Co., Ltd.	82,200	998,170
#	Advanex, Inc.	7,300	87,176
	Advantage Risk Management Co., Ltd.	24,200	152,316
	Advantest Corp.	178,000	10,310,287

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Adventure, Inc.	9,200	$386,378
	Aeon Co., Ltd.	1,217,368	31,101,548
	Aeon Delight Co., Ltd.	112,300	2,956,396
	Aeon Fantasy Co., Ltd.	43,600	841,453
	AEON Financial Service Co., Ltd.	351,900	3,604,107
	Aeon Hokkaido Corp.	113,600	958,942
	Aeon Mall Co., Ltd.	198,820	3,101,472
#	Aeria, Inc.	84,300	366,367
	AFC-HD AMS Life Science Co., Ltd.	6,200	40,590
	AGC, Inc.	449,400	14,032,944
#	Agro-Kanesho Co., Ltd.	4,700	68,637
#	AGS Corp.	4,100	35,215
*	Ahresty Corp.	116,500	335,714
	Ai Holdings Corp.	93,200	1,638,672
	Aica Kogyo Co., Ltd.	110,800	3,731,752
	Aichi Bank, Ltd. (The)	47,500	1,299,898
#	Aichi Corp.	183,400	1,587,982
	Aichi Steel Corp.	59,400	1,429,782
	Aichi Tokei Denki Co., Ltd.	11,200	474,739
	Aida Engineering, Ltd.	268,600	2,054,347
*	Aiful Corp.	896,500	2,660,901
	Ain Holdings, Inc.	116,100	8,120,899
	Aiphone Co., Ltd.	47,500	665,394
	Air Water, Inc.	768,700	10,983,035
	Airport Facilities Co., Ltd.	109,900	455,648
	Aisan Industry Co., Ltd.	237,800	1,019,249
	Aisin Seiki Co., Ltd.	330,782	10,022,056
#	Aizawa Securities Co., Ltd.	173,500	1,153,865
	Ajinomoto Co., Inc.	162,000	3,254,703
#	Ajis Co., Ltd.	18,400	523,453
	Akatsuki Corp.	77,900	194,559
	Akatsuki, Inc.	22,000	980,169
*	Akebono Brake Industry Co., Ltd.	496,564	662,546
	Akita Bank, Ltd. (The)	116,800	1,583,300
	Albis Co., Ltd.	27,700	669,834
	Alconix Corp.	125,800	1,780,914
	Alfresa Holdings Corp.	131,500	2,407,756
#	Alinco, Inc.	83,000	694,622
	Alleanza Holdings Co., Ltd.	41,500	547,958
	Alpen Co., Ltd.	97,100	1,888,109
	Alpha Corp.	33,700	305,589
#	Alpha Systems, Inc.	13,920	420,841
#*	AlphaPolis Co., Ltd.	7,500	212,118
	Alps Alpine Co., Ltd.	643,904	9,289,817
	Alps Logistics Co., Ltd.	32,600	249,568
	Altech Co., Ltd.	30,600	86,501
	Altech Corp.	74,310	1,372,834
	Amada Co., Ltd.	656,400	5,713,079
	Amano Corp.	174,200	4,100,043
	Amiyaki Tei Co., Ltd.	18,100	490,043
	Amuse, Inc.	9,500	231,076
*	ANA Holdings, Inc.	82,700	1,803,755
	Anabuki Kosan, Inc.	2,400	36,452
	Anest Iwata Corp.	110,200	882,303
#	Anritsu Corp.	142,300	3,115,297
	AOI Electronics Co., Ltd.	18,300	359,978
	AOI TYO Holdings, Inc.	80,010	308,154
	AOKI Holdings, Inc.	197,300	857,620
#	Aomori Bank, Ltd. (The)	94,400	2,085,355

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Aoyama Trading Co., Ltd.	215,900	$1,028,485
	Aoyama Zaisan Networks Co., Ltd.	32,000	506,139
	Aozora Bank, Ltd.	407,800	6,699,754
#	Apaman Co., Ltd.	44,700	232,103
	Arakawa Chemical Industries, Ltd.	96,300	1,067,007
	Arata Corp.	55,000	2,672,848
	Araya Industrial Co., Ltd.	17,700	193,034
	Arcland Sakamoto Co., Ltd.	131,000	2,523,791
	Arcland Service Holdings Co., Ltd.	57,800	1,108,267
	Arcs Co., Ltd.	180,773	4,001,865
	Ardepro Co., Ltd.	79,000	36,474
#	Arealink Co., Ltd.	34,400	306,710
	Argo Graphics, Inc.	55,800	1,716,478
	Ariake Japan Co., Ltd.	25,200	1,614,314
	Arisawa Manufacturing Co., Ltd.	184,000	1,607,209
	Artnature, Inc.	86,700	502,402
#	ArtSpark Holdings, Inc.	46,100	696,086
#	As One Corp.	17,290	2,498,737
	Asahi Broadcasting Group Holdings Corp.	44,000	284,769
	Asahi Co., Ltd.	70,700	1,167,918
	Asahi Diamond Industrial Co., Ltd.	246,300	1,130,217
	Asahi Group Holdings, Ltd.	347,100	10,741,742
	Asahi Holdings, Inc.	128,800	4,200,151
	Asahi Intecc Co., Ltd.	267,200	8,280,041
	Asahi Kasei Corp.	2,623,000	22,729,797
	Asahi Kogyosha Co., Ltd.	18,900	507,891
#	Asahi Net, Inc.	24,500	220,903
	Asahi Yukizai Corp.	72,300	935,953
	Asante, Inc.	13,300	189,632
	Asanuma Corp.	47,200	1,823,587
	Asax Co., Ltd.	6,600	45,244
	Ashimori Industry Co., Ltd.	23,400	201,282
	Asia Pile Holdings Corp.	138,100	601,632
	Asics Corp.	150,000	1,874,023
	ASKA Pharmaceutical Co., Ltd.	125,900	1,588,030
	ASKUL Corp.	16,300	626,023
	Astellas Pharma, Inc.	1,833,400	25,141,298
#	Asti Corp.	23,199	271,982
#	Asukanet Co., Ltd.	29,400	310,349
	Ateam, Inc.	47,900	385,043
#	Atom Corp.	347,600	2,787,542
	Atsugi Co., Ltd.	90,900	449,454
	Autobacs Seven Co., Ltd.	205,900	2,635,821
	Avant Corp.	45,200	471,740
#	Avantia Co., Ltd.	49,100	400,638
	Avex, Inc.	176,700	1,707,006
#	Awa Bank, Ltd. (The)	167,700	4,034,176
	Axell Corp.	23,400	194,800
	Axial Retailing, Inc.	85,500	3,631,758
	Azbil Corp.	93,100	3,778,304
	Bandai Namco Holdings, Inc.	240,800	17,996,138
	Bando Chemical Industries, Ltd.	155,200	847,216
	Bank of Iwate, Ltd. (The)	86,100	1,932,838
#	Bank of Kochi, Ltd. (The)	16,800	120,831
	Bank of Kyoto, Ltd. (The)	185,311	8,184,166
	Bank of Nagoya, Ltd. (The)	79,799	1,981,914
	Bank of Okinawa, Ltd. (The)	106,740	2,995,839
	Bank of Saga, Ltd. (The)	87,500	1,077,648
	Bank of the Ryukyus, Ltd.	170,800	1,408,596

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Baroque Japan, Ltd.	77,400	$471,330
	BayCurrent Consulting, Inc.	56,000	7,245,857
*	Beaglee, Inc.	4,200	88,180
	Belc Co., Ltd.	54,538	3,347,839
	Bell System24 Holdings, Inc.	150,200	2,266,961
#	Belluna Co., Ltd.	224,100	1,834,793
	Benefit One, Inc.	243,200	6,086,001
	Benesse Holdings, Inc.	83,700	1,973,294
	BeNEXT Group, Inc.	86,600	811,968
#*	Bengo4.com, Inc.	22,400	2,964,694
	Bic Camera, Inc.	294,200	3,249,283
	BML, Inc.	112,300	3,157,246
#	Bookoff Group Holdings, Ltd.	40,200	315,432
	Bourbon Corp.	2,100	37,104
#	BP Castrol K.K.	24,900	288,600
#	Br Holdings Corp.	108,500	822,187
*	BrainPad, Inc.	17,600	672,792
	Bridgestone Corp.	897,700	29,260,530
#	Broadleaf Co., Ltd.	303,600	1,588,055
	BRONCO BILLY Co., Ltd.	24,800	535,435
	Brother Industries, Ltd.	676,800	10,458,033
	Bunka Shutter Co., Ltd.	248,000	1,947,138
	C Uyemura & Co., Ltd.	5,200	338,610
	CAC Holdings Corp.	60,400	756,225
	Calbee, Inc.	95,400	2,926,550
	Can Do Co., Ltd.	31,300	573,933
	Canare Electric Co., Ltd.	4,400	71,587
	Canon Electronics, Inc.	89,800	1,238,889
	Canon Marketing Japan, Inc.	154,700	3,295,590
#	Canon, Inc., Sponsored ADR	57,577	1,004,719
	Canon, Inc.	419,434	7,300,751
	Capcom Co., Ltd.	351,600	19,229,545
	Career Design Center Co., Ltd.	27,400	256,113
	Carlit Holdings Co., Ltd.	83,400	410,463
#	Casa, Inc.	4,900	58,030
	Casio Computer Co., Ltd.	444,600	6,754,431
	Cawachi, Ltd.	84,800	2,405,186
#*	C’BON COSMETICS Co., Ltd.	2,100	38,603
	CDS Co., Ltd.	1,300	16,197
#	Central Automotive Products, Ltd.	23,900	465,545
	Central Glass Co., Ltd.	194,600	4,175,832
	Central Japan Railway Co.	55,900	6,759,373
	Central Security Patrols Co., Ltd.	24,700	765,274
#	Central Sports Co., Ltd.	42,200	892,994
	Ceres, Inc.	7,900	153,535
	Charm Care Corp. KK	50,200	539,401
	Chiba Bank, Ltd. (The)	999,563	5,163,032
	Chiba Kogyo Bank, Ltd. (The)	269,600	588,826
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	19,100	308,602
	Chino Corp.	30,600	398,361
	Chiyoda Co., Ltd.	74,400	654,659
	Chiyoda Integre Co., Ltd.	58,000	855,776
	Chofu Seisakusho Co., Ltd.	105,200	2,142,453
	Chori Co., Ltd.	46,800	703,624
	Chubu Electric Power Co., Inc.	389,700	4,365,345
	Chubu Shiryo Co., Ltd.	113,800	1,511,234
	Chudenko Corp.	162,500	3,302,791
	Chuetsu Pulp & Paper Co., Ltd.	115,311	1,351,896
	Chugai Pharmaceutical Co., Ltd.	147,000	5,674,198

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Chugai Ro Co., Ltd.	28,300	$389,111
	Chugoku Bank, Ltd. (The)	476,500	4,128,005
#	Chugoku Electric Power Co., Inc. (The)	399,100	5,014,237
	Chugoku Marine Paints, Ltd.	301,900	2,882,070
	Chukyo Bank, Ltd. (The)	56,000	1,129,034
	Chuo Gyorui Co., Ltd.	3,800	98,854
	Chuo Spring Co., Ltd.	6,000	168,673
	CI Takiron Corp.	185,700	1,186,439
	Citizen Watch Co., Ltd.	1,375,250	3,643,460
#	CK-San-Etsu Co., Ltd.	13,200	432,329
	Cleanup Corp.	106,700	486,428
	CMIC Holdings Co., Ltd.	86,200	1,061,825
	CMK Corp.	256,700	1,148,739
	Coca-Cola Bottlers Japan Holdings, Inc.	153,652	2,168,944
	cocokara fine, Inc.	55,520	3,647,460
#	Colowide Co., Ltd.	245,000	3,668,275
	Computer Engineering & Consulting, Ltd.	90,500	1,291,127
	Computer Institute of Japan, Ltd.	40,900	373,977
	COMSYS Holdings Corp.	222,494	5,653,717
	Comture Corp.	96,700	2,460,134
	Concordia Financial Group, Ltd.	1,876,533	6,194,534
	CONEXIO Corp.	107,000	1,288,134
	Core Corp.	13,600	171,852
	Corona Corp.	68,600	618,108
	Cosel Co., Ltd.	85,500	818,471
	Cosmo Energy Holdings Co., Ltd.	349,900	5,121,865
	Cosmos Initia Co., Ltd.	55,900	223,124
#	Cosmos Pharmaceutical Corp.	25,200	4,279,952
#	Cota Co., Ltd.	37,125	465,012
	Create Medic Co., Ltd.	13,200	126,444
#*	Create Restaurants Holdings, Inc.	381,600	1,996,986
	Create SD Holdings Co., Ltd.	80,800	2,605,794
	Credit Saison Co., Ltd.	582,800	6,299,921
	Creek & River Co., Ltd.	37,900	362,979
	Cresco, Ltd.	70,600	813,868
	CTI Engineering Co., Ltd.	61,600	1,126,214
	CTS Co., Ltd.	102,900	899,813
#	Cube System, Inc.	7,200	90,841
	Curves Holdings Co., Ltd.	185,600	1,140,325
	CyberAgent, Inc.	144,200	9,069,939
	Cybozu, Inc.	90,400	2,608,587
	Dai Nippon Printing Co., Ltd.	416,900	7,766,605
	Dai Nippon Toryo Co., Ltd.	128,900	1,198,121
	Daibiru Corp.	161,000	1,823,117
	Daicel Corp.	1,137,200	8,115,791
#	Dai-Dan Co., Ltd.	63,100	1,546,558
	Daido Kogyo Co., Ltd.	33,200	191,522
	Daido Metal Co., Ltd.	258,800	1,254,666
#	Daido Steel Co., Ltd.	149,700	4,902,712
	Daidoh, Ltd.	85,900	160,312
	Daifuku Co., Ltd.	157,600	16,251,360
	Daihatsu Diesel Manufacturing Co., Ltd.	69,100	266,288
	Daihen Corp.	94,000	3,635,261
	Daiho Corp.	89,700	2,882,152
	Dai-Ichi Cutter Kogyo K.K.	13,300	273,066
	Daiichi Jitsugyo Co., Ltd.	42,400	1,509,062
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	110,400	723,928
	Dai-ichi Life Holdings, Inc.	813,188	12,145,299
	Daiichi Sankyo Co., Ltd.	172,800	4,560,820

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiichikosho Co., Ltd.	123,800	$4,236,060
	Daiken Corp.	67,800	1,269,882
	Daiken Medical Co., Ltd.	65,400	324,978
	Daiki Aluminium Industry Co., Ltd.	205,600	1,271,881
#	Daiki Axis Co., Ltd.	21,800	175,468
	Daikin Industries, Ltd.	149,300	27,938,990
#	Daiko Denshi Tsushin, Ltd.	17,000	93,468
	Daikoku Denki Co., Ltd.	43,900	383,361
	Daikokutenbussan Co., Ltd.	43,300	2,355,675
	Daikyonishikawa Corp.	200,400	1,110,807
	Dainichi Co., Ltd.	35,200	251,235
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	64,200	1,331,173
#	Daio Paper Corp.	402,000	5,812,157
	Daiohs Corp.	2,100	18,847
	Daiseki Co., Ltd.	82,325	2,095,650
	Daiseki Eco. Solution Co., Ltd.	21,400	140,184
	Daishi Hokuetsu Financial Group, Inc.	184,400	3,541,555
	Daishinku Corp.	42,000	858,484
	Daisue Construction Co., Ltd.	44,600	348,115
	Daito Bank, Ltd. (The)	28,200	160,089
	Daito Pharmaceutical Co., Ltd.	69,900	2,670,326
	Daito Trust Construction Co., Ltd.	101,300	9,214,768
	Daitron Co., Ltd.	28,100	397,270
	Daiwa House Industry Co., Ltd.	1,080,300	28,384,615
	Daiwa Industries, Ltd.	151,900	1,363,953
	Daiwa Securities Group, Inc.	2,609,200	10,572,003
	Daiwabo Holdings Co., Ltd.	118,000	7,724,766
	DCM Holdings Co., Ltd.	491,680	6,092,246
#	Dear Life Co., Ltd.	122,100	441,175
	Delica Foods Holdings Co., Ltd.	14,600	84,125
	DeNA Co., Ltd.	215,600	3,678,588
	Denka Co., Ltd.	441,300	13,595,461
	Densan System Co., Ltd.	25,900	860,708
	Denso Corp.	197,200	9,188,841
	Dentsu Group, Inc.	263,600	7,599,065
	Denyo Co., Ltd.	78,400	1,750,324
*	Descente, Ltd.	14,400	223,356
	Dexerials Corp.	346,000	3,958,253
	DIC Corp.	437,400	10,648,861
#	Digital Arts, Inc.	50,800	3,590,025
	Digital Hearts Holdings Co., Ltd.	56,200	532,347
	Digital Information Technologies Corp.	34,900	446,412
	Dip Corp.	127,800	2,455,466
	Disco Corp.	12,800	3,454,827
	DKK Co., Ltd.	44,200	1,099,228
#	DKS Co., Ltd.	43,300	1,789,115
	DMG Mori Co., Ltd.	476,500	6,371,009
	DMW Corp.	900	27,494
	Doshisha Co., Ltd.	87,900	1,617,388
#	Double Standard, Inc.	8,200	359,880
	Doutor Nichires Holdings Co., Ltd.	116,023	1,628,722
	Dowa Holdings Co., Ltd.	267,200	7,646,954
	DTS Corp.	224,500	4,366,298
	Duskin Co., Ltd.	184,100	4,699,418
	Dvx, Inc.	31,200	306,738
#	DyDo Group Holdings, Inc.	46,600	2,411,192
	Dynic Corp.	7,899	58,876
	Eagle Industry Co., Ltd.	166,600	1,325,364
	Earth Corp.	35,000	2,223,247

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	East Japan Railway Co.	117,700	$6,154,937
#	EAT& Holdings Co, Ltd.	16,500	288,082
	Ebara Corp.	296,600	8,244,430
	Ebara Jitsugyo Co., Ltd.	22,800	693,829
	Ebase Co., Ltd.	35,200	326,732
#*	eBook Initiative Japan Co., Ltd.	9,700	262,616
	Eco’s Co., Ltd.	40,600	866,243
#	EDION Corp.	409,400	4,032,497
	EF-ON, Inc.	119,739	896,346
	eGuarantee, Inc.	102,900	2,291,627
*	E-Guardian, Inc.	38,000	1,151,213
	Ehime Bank, Ltd. (The)	164,798	1,766,382
	Eidai Co., Ltd.	108,100	311,796
	Eiken Chemical Co., Ltd.	81,600	1,561,109
	Eisai Co., Ltd.	56,700	4,408,625
	Eizo Corp.	82,600	3,117,707
	Elan Corp.	55,100	1,247,392
	Elecom Co., Ltd.	76,000	3,806,113
	Electric Power Development Co., Ltd.	91,100	1,231,185
	Elematec Corp.	60,606	555,267
	EM Systems Co., Ltd.	66,900	504,451
	Endo Lighting Corp.	84,000	480,721
	ENEOS Holdings, Inc.	3,351,620	11,309,324
	Enigmo, Inc.	86,400	1,158,420
	en-japan, Inc.	125,800	2,765,788
	Enomoto Co., Ltd.	24,600	247,321
	Enplas Corp.	33,600	735,759
#	Enshu, Ltd.	24,700	218,692
	Ensuiko Sugar Refining Co., Ltd.	11,600	23,792
	EPCO Co., Ltd.	10,500	103,023
	EPS Holdings, Inc.	139,000	1,259,242
	eRex Co., Ltd.	118,600	1,328,736
	ES-Con Japan, Ltd.	236,300	1,919,826
	Escrow Agent Japan, Inc.	63,900	188,569
	Eslead Corp.	40,700	513,818
	ESPEC Corp.	75,100	1,214,952
	Exedy Corp.	165,500	2,086,462
	Ezaki Glico Co., Ltd.	42,700	1,771,002
	F&M Co., Ltd.	4,300	61,735
#	Faith, Inc.	31,680	269,921
	FALCO HOLDINGS Co., Ltd.	44,300	638,970
	FAN Communications, Inc.	178,500	799,370
	Fancl Corp.	53,000	1,670,079
	FANUC Corp.	15,600	3,295,105
	Fast Retailing Co., Ltd.	41,300	28,808,471
	FCC Co., Ltd.	208,100	3,993,319
*	FDK Corp.	32,400	275,957
	Feed One Co., Ltd.	135,048	1,176,277
	Felissimo Corp.	1,200	14,448
#	Fenwal Controls of Japan, Ltd.	3,500	49,853
#	Ferrotec Holdings Corp.	223,700	2,161,226
#*	FFRI Security, Inc.	14,200	388,397
	FIDEA Holdings Co., Ltd.	1,075,500	1,043,058
	Fields Corp.	64,800	201,497
#	Financial Products Group Co., Ltd.	288,800	1,255,794
	FINDEX, Inc.	60,500	742,601
*	First Baking Co., Ltd.	1,200	11,443
#*	First Brothers Co., Ltd.	43,900	395,847
	First Juken Co., Ltd.	33,100	312,180

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	First-corp, Inc.	27,500	$188,483
	Fixstars Corp.	73,100	691,095
#	FJ Next Co., Ltd.	95,600	841,047
	Foster Electric Co., Ltd.	142,400	1,638,192
	FP Corp.	200,400	7,992,281
#	France Bed Holdings Co., Ltd.	96,300	777,113
	Freebit Co., Ltd.	73,100	599,324
	Freund Corp.	40,900	268,877
#	F-Tech, Inc.	68,900	334,909
#	FTGroup Co., Ltd.	48,500	633,694
	Fudo Tetra Corp.	91,620	1,283,508
	Fuji Co., Ltd.	93,500	1,731,101
#	Fuji Corp.	287,300	5,775,871
#	Fuji Corp.	32,500	646,332
	Fuji Corp., Ltd.	119,000	610,218
	Fuji Die Co., Ltd.	33,800	201,416
	Fuji Electric Co., Ltd.	412,000	12,493,056
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	39,813
	Fuji Kyuko Co., Ltd.	77,200	3,311,613
	Fuji Media Holdings, Inc.	169,400	1,629,194
*	Fuji Oil Co., Ltd.	298,200	524,636
	Fuji Oil Holdings, Inc.	153,300	4,850,654
	Fuji Pharma Co., Ltd.	57,200	635,932
	Fuji Seal International, Inc.	196,200	3,664,784
#	Fuji Soft, Inc.	22,700	1,214,122
	Fujibo Holdings, Inc.	51,200	1,779,644
	Fujicco Co., Ltd.	71,100	1,362,680
	FUJIFILM Holdings Corp.	162,275	8,274,817
#	Fujikura Composites, Inc.	108,700	352,793
	Fujikura Kasei Co., Ltd.	117,600	533,471
	Fujikura, Ltd.	1,269,300	3,364,218
	Fujimori Kogyo Co., Ltd.	78,000	3,195,405
#	Fujio Food Group, Inc.	50,400	668,835
	Fujisash Co., Ltd.	461,100	358,322
	Fujishoji Co., Ltd.	28,900	199,892
#	Fujita Kanko, Inc.	24,999	362,508
	Fujitec Co., Ltd.	181,600	3,957,156
	Fujitsu General, Ltd.	124,300	3,450,093
	Fujitsu, Ltd.	327,729	38,775,141
	Fujiya Co., Ltd.	30,200	671,431
	FuKoKu Co., Ltd.	38,000	237,222
	Fukuda Corp.	27,000	1,291,762
	Fukuda Denshi Co., Ltd.	6,100	412,386
	Fukui Bank, Ltd. (The)	107,000	1,913,858
	Fukui Computer Holdings, Inc.	29,300	897,824
	Fukuoka Financial Group, Inc.	508,256	8,501,775
#	Fukushima Bank, Ltd. (The)	19,400	41,232
	Fukushima Galilei Co., Ltd.	59,000	2,207,949
	Fukuyama Transporting Co., Ltd.	128,100	5,368,929
	FULLCAST Holdings Co., Ltd.	85,300	1,267,406
#	Fumakilla, Ltd.	15,401	230,060
*	Funai Electric Co., Ltd.	104,500	436,166
	Funai Soken Holdings, Inc.	121,620	2,630,808
#	Furukawa Battery Co., Ltd. (The)	77,700	797,030
	Furukawa Co., Ltd.	161,700	1,672,487
	Furukawa Electric Co., Ltd.	356,990	8,946,270
	Furuno Electric Co., Ltd.	123,600	1,379,150
	Furusato Industries, Ltd.	41,500	524,348
	Furuya Metal Co., Ltd.	10,200	579,142

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Furyu Corp.	93,700	$1,127,226
	Fuso Chemical Co., Ltd.	112,500	3,842,941
	Fuso Pharmaceutical Industries, Ltd.	33,599	847,912
	Futaba Corp.	204,600	1,742,296
	Futaba Industrial Co., Ltd.	374,800	1,892,116
	Future Corp.	109,300	1,870,972
	Fuyo General Lease Co., Ltd.	113,600	6,522,692
	G-7 Holdings, Inc.	86,600	1,989,439
	Gakken Holdings Co., Ltd.	59,200	799,706
	Gakkyusha Co., Ltd.	29,000	295,531
	GCA Corp.	33,300	208,481
	Gecoss Corp.	69,200	603,832
#	Genki Sushi Co., Ltd.	24,600	530,166
	Genky DrugStores Co., Ltd.	35,900	1,478,430
	Geo Holdings Corp.	220,500	3,280,794
	Geostr Corp.	74,200	240,674
#	Gfoot Co., Ltd.	39,600	170,966
	Giken, Ltd.	68,600	2,429,666
	GL Sciences, Inc.	30,400	811,498
	GLOBERIDE, Inc.	55,199	1,807,807
	Glory, Ltd.	193,945	4,088,056
#	Glosel Co., Ltd.	69,000	265,827
#	GMO Financial Holdings, Inc.	85,600	492,154
#	GMO GlobalSign Holdings K.K.	16,800	1,771,467
	GMO internet, Inc.	257,800	6,876,102
#	GMO Payment Gateway, Inc.	57,800	7,082,145
	GMO Pepabo, Inc.	4,500	222,213
#	Godo Steel, Ltd.	53,900	986,541
#*	Gokurakuyu Holdings Co., Ltd.	16,400	47,207
#	Goldcrest Co., Ltd.	75,230	961,243
	Goldwin, Inc.	56,600	4,221,907
	Golf Digest Online, Inc.	69,500	603,546
	Good Com Asset Co., Ltd.	10,600	135,238
	Grandy House Corp.	72,100	239,748
	Gree, Inc.	278,600	1,452,762
	Greens Co., Ltd.	3,700	16,038
	GS Yuasa Corp.	374,499	6,536,736
	GSI Creos Corp.	24,800	431,225
	G-Tekt Corp.	127,900	1,441,099
	Gun-Ei Chemical Industry Co., Ltd.	21,600	501,158
	GungHo Online Entertainment, Inc.	105,379	2,618,363
	Gunma Bank, Ltd. (The)	982,001	3,115,439
	Gunze, Ltd.	86,800	3,194,758
	H.U. Group Holdings, Inc.	282,400	7,184,900
	H2O Retailing Corp.	435,060	2,858,599
	HABA Laboratories, Inc.	8,500	337,643
	Hachijuni Bank, Ltd. (The)	1,200,100	4,432,055
#	Hagihara Industries, Inc.	43,800	624,560
	Hagiwara Electric Holdings Co., Ltd.	36,100	745,268
	Hagoromo Foods Corp.	1,500	44,854
#	Hakudo Co., Ltd.	35,800	451,534
	Hakuhodo DY Holdings, Inc.	314,000	4,000,730
	Hakuto Co., Ltd.	72,800	765,908
#	Hakuyosha Co., Ltd.	1,000	21,951
	Halows Co., Ltd.	23,700	744,530
	Hamakyorex Co., Ltd.	93,200	2,644,293
	Hamamatsu Photonics KK	69,100	3,477,092
#	Hamee Corp.	21,400	364,464
	Hankyu Hanshin Holdings, Inc.	416,800	12,726,299

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hanwa Co., Ltd.	166,600	$3,229,988
	Happinet Corp.	75,400	1,009,529
#	Harada Industry Co., Ltd.	45,400	375,783
	Hard Off Corp. Co., Ltd.	47,100	297,277
	Harima Chemicals Group, Inc.	61,900	638,901
	Harmonic Drive Systems, Inc.	8,600	569,643
	Haruyama Holdings, Inc.	22,600	143,234
	Haseko Corp.	1,382,700	16,577,381
	Havix Corp.	6,500	32,268
	Hayashikane Sangyo Co., Ltd.	34,299	186,189
	Hazama Ando Corp.	1,103,380	6,854,892
	Heiwa Corp.	261,100	4,221,225
	Heiwa Real Estate Co., Ltd.	165,300	4,825,867
	Heiwado Co., Ltd.	151,500	3,076,118
	Helios Techno Holding Co., Ltd.	59,600	169,158
#	Hibino Corp.	21,900	247,900
	Hibiya Engineering, Ltd.	98,300	1,588,816
	Hiday Hidaka Corp.	74,567	1,215,310
	Hikari Tsushin, Inc.	35,800	8,396,699
#	HI-LEX Corp.	41,000	433,179
	Himaraya Co., Ltd.	15,100	123,390
	Hino Motors, Ltd.	861,700	6,602,109
#	Hinokiya Group Co., Ltd.	33,506	654,280
	Hioki EE Corp.	22,100	779,253
	Hirakawa Hewtech Corp.	50,200	502,881
#*	Hiramatsu, Inc.	94,700	166,961
#	Hirano Tecseed Co., Ltd.	35,300	525,536
	Hirata Corp.	9,200	572,603
#	Hirogin Holdings, Inc.	866,000	4,713,321
	Hirose Electric Co., Ltd.	13,025	1,818,087
#	Hirose Tusyo, Inc.	3,400	65,208
	Hiroshima Gas Co., Ltd.	109,500	377,726
#*	HIS Co., Ltd.	186,476	2,514,655
	Hisaka Works, Ltd.	94,600	799,430
	Hisamitsu Pharmaceutical Co., Inc.	3,400	162,636
	Hitachi Capital Corp.	407,700	8,622,490
	Hitachi Construction Machinery Co., Ltd.	317,100	7,820,482
	Hitachi Metals, Ltd.	343,430	4,554,317
	Hitachi Transport System, Ltd.	215,800	6,840,594
	Hitachi Zosen Corp.	826,600	3,328,945
	Hitachi, Ltd.	1,307,985	44,084,713
	Hitachi, Ltd., ADR	78,423	5,266,889
	Hito Communications Holdings, Inc.	28,300	367,680
	Hochiki Corp.	79,200	922,001
	Hodogaya Chemical Co., Ltd.	32,600	1,450,102
	Hogy Medical Co., Ltd.	66,000	1,936,513
	Hokkaido Electric Power Co., Inc.	550,800	2,134,873
	Hokkaido Gas Co., Ltd.	41,200	588,095
	Hokkan Holdings, Ltd.	39,100	500,775
	Hokko Chemical Industry Co., Ltd.	102,700	977,895
	Hokkoku Bank, Ltd. (The)	117,400	3,340,825
	Hokuetsu Corp.	675,395	2,231,026
#	Hokuetsu Industries Co., Ltd.	111,800	1,083,687
	Hokuhoku Financial Group, Inc.	602,710	5,719,339
	Hokuriku Electric Industry Co., Ltd.	31,800	286,161
	Hokuriku Electric Power Co.	513,600	3,663,023
	Hokuriku Electrical Construction Co., Ltd.	14,100	154,632
#	Hokuto Corp.	101,500	2,134,708
#	Honda Motor Co., Ltd., Sponsored ADR	409,923	9,682,381

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Honda Motor Co., Ltd.	1,274,723	$30,150,938
#	Honda Tsushin Kogyo Co., Ltd.	64,100	281,846
#	H-One Co., Ltd.	114,200	625,757
	Honeys Holdings Co., Ltd.	85,830	796,487
	Honshu Chemical Industry Co., Ltd.	17,400	206,487
	Hoosiers Holdings	223,400	1,423,127
	Horiba, Ltd.	98,100	4,825,676
	Hoshizaki Corp.	20,200	1,613,157
	Hosiden Corp.	266,600	2,363,519
	Hosokawa Micron Corp.	31,900	1,600,233
#	Hotland Co., Ltd.	36,700	425,482
#	House Do Co., Ltd.	22,100	261,902
	House Foods Group, Inc.	102,200	3,383,122
#	Howa Machinery, Ltd.	51,700	393,642
	Hoya Corp.	338,800	38,235,915
#	HUB Co., Ltd.	17,400	98,219
	Hulic Co., Ltd.	324,917	3,009,673
	Hurxley Corp.	3,300	28,698
	Hyakugo Bank, Ltd. (The)	1,141,500	3,495,646
	Hyakujushi Bank, Ltd. (The)	126,900	2,020,606
#*	I K K, Inc.	55,400	347,340
#	Ibiden Co., Ltd.	202,605	8,260,911
#	IBJ, Inc.	80,400	718,076
	Ichibanya Co., Ltd.	33,932	1,721,384
	Ichigo, Inc.	1,140,700	3,233,480
	Ichiken Co., Ltd.	38,600	597,285
	Ichikoh Industries, Ltd.	238,700	1,041,343
#	Ichinen Holdings Co., Ltd.	123,572	1,431,728
	Ichiyoshi Securities Co., Ltd.	177,900	711,449
	Icom, Inc.	55,900	1,456,803
#	ID Holdings Corp.	18,750	242,422
	Idec Corp.	151,300	2,612,887
	Idemitsu Kosan Co., Ltd.	330,591	6,685,861
	IDOM, Inc.	458,000	2,506,765
	Ihara Science Corp.	32,500	515,400
	IHI Corp.	526,300	6,373,877
	Iida Group Holdings Co., Ltd.	265,296	4,799,768
	Iino Kaiun Kaisha, Ltd.	400,300	1,378,164
	IJTT Co., Ltd.	96,460	432,980
	Ikegami Tsushinki Co., Ltd.	25,900	199,012
#	Imagica Group, Inc.	74,900	272,291
#	Imasen Electric Industrial	88,300	495,137
#	Imuraya Group Co., Ltd.	12,300	280,588
	Inaba Denki Sangyo Co., Ltd.	145,200	3,495,464
	Inaba Seisakusho Co., Ltd.	45,600	582,944
	Inabata & Co., Ltd.	219,200	2,542,903
	Ines Corp.	71,500	1,020,886
#	I-Net Corp.	61,310	886,220
	Infocom Corp.	138,000	4,998,861
	Infomart Corp.	696,800	5,762,557
	Information Services International-Dentsu, Ltd.	52,800	3,315,679
	Innotech Corp.	65,600	592,255
	Inpex Corp.	1,923,000	9,119,629
	Insource Co., Ltd.	38,499	1,008,089
	Intage Holdings, Inc.	183,100	1,680,245
	Intelligent Wave, Inc.	20,400	138,732
#	Inter Action Corp.	28,900	483,620
	Internet Initiative Japan, Inc.	175,700	7,860,895
#	Inui Global Logistics Co., Ltd.	65,700	571,592

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	I-O Data Device, Inc.	42,600	$411,167
#	I-PEX, Inc.	31,300	556,791
	IR Japan Holdings, Ltd.	35,500	3,930,452
	Iriso Electronics Co., Ltd.	82,200	3,129,705
#	I’rom Group Co., Ltd.	12,600	211,514
	Ise Chemicals Corp.	5,600	155,859
	Iseki & Co., Ltd.	101,800	1,311,860
	Isetan Mitsukoshi Holdings, Ltd.	1,008,540	4,911,736
	Ishihara Sangyo Kaisha, Ltd.	220,600	1,432,776
	Ishii Iron Works Co., Ltd.	2,900	77,558
	Ishizuka Glass Co., Ltd.	11,699	206,964
	Isolite Insulating Products Co., Ltd.	56,400	248,850
	Isuzu Motors, Ltd.	1,206,307	9,787,364
	Itfor, Inc.	67,800	548,869
	ITmedia, Inc.	5,500	126,324
#	Ito En, Ltd.	69,600	4,407,991
	ITOCHU Corp.	739,200	17,754,480
	Itochu Enex Co., Ltd.	290,300	2,730,944
	Itochu Techno-Solutions Corp.	70,200	2,381,703
	Itochu-Shokuhin Co., Ltd.	18,500	967,731
	Itoham Yonekyu Holdings, Inc.	478,946	3,206,566
	Itoki Corp.	207,400	674,242
*	Itokuro, Inc.	13,200	188,494
	IwaiCosmo Holdings, Inc.	94,100	1,146,503
	Iwaki & Co., Ltd.	157,800	764,289
	Iwasaki Electric Co., Ltd.	34,500	443,869
	Iwatani Corp.	229,400	10,408,459
*	Iwatsu Electric Co., Ltd.	44,000	353,338
	Iyo Bank, Ltd. (The)	773,257	4,852,892
	Izumi Co., Ltd.	117,000	3,967,909
	J Front Retailing Co., Ltd.	829,400	6,320,208
#	J Trust Co., Ltd.	333,400	708,985
	JAC Recruitment Co., Ltd.	65,000	778,186
	Jaccs Co., Ltd.	128,100	2,237,091
	Jafco Group Co., Ltd.	165,000	7,462,288
#	Jalux, Inc.	32,000	429,109
	Jamco Corp.	50,600	285,360
	Janome Sewing Machine Co., Ltd.	79,599	436,003
*	Japan Airlines Co., Ltd.	306,400	5,351,531
#	Japan Airport Terminal Co., Ltd.	55,200	2,397,405
#	Japan Asia Group, Ltd.	135,200	441,590
#*	Japan Asia Investment Co., Ltd.	76,600	151,898
#*	Japan Asset Marketing Co., Ltd.	433,200	463,498
	Japan Aviation Electronics Industry, Ltd.	347,300	4,782,840
	Japan Best Rescue System Co., Ltd.	71,200	680,855
	Japan Cash Machine Co., Ltd.	100,300	496,151
#*	Japan Display, Inc.	10,675,601	5,228,995
#	Japan Electronic Materials Corp.	38,000	626,819
	Japan Elevator Service Holdings Co., Ltd.	55,300	2,125,495
	Japan Exchange Group, Inc.	607,200	14,823,708
#	Japan Foundation Engineering Co., Ltd.	124,200	507,840
#	Japan Investment Adviser Co., Ltd.	38,500	462,513
	Japan Lifeline Co., Ltd.	250,500	3,232,492
	Japan Material Co., Ltd.	253,300	3,273,093
	Japan Medical Dynamic Marketing, Inc.	138,400	2,920,801
	Japan Oil Transportation Co., Ltd.	13,579	332,093
	Japan Petroleum Exploration Co., Ltd.	107,100	1,693,452
	Japan Post Holdings Co., Ltd.	1,181,400	8,106,108
	Japan Post Insurance Co., Ltd.	79,500	1,260,163

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Japan Property Management Center Co., Ltd.	52,300	$675,044
	Japan Pulp & Paper Co., Ltd.	48,100	1,679,341
	Japan Securities Finance Co., Ltd.	471,600	2,221,457
	Japan Steel Works, Ltd. (The)	343,800	7,349,874
	Japan Tobacco, Inc.	1,231,000	23,176,252
	Japan Transcity Corp.	157,600	736,046
	Japan Wool Textile Co., Ltd. (The)	226,200	2,197,340
#	Jastec Co., Ltd.	35,900	489,003
#	JBCC Holdings, Inc.	52,400	759,998
	JCR Pharmaceuticals Co., Ltd.	50,800	1,315,529
#	JCU Corp.	145,600	4,573,049
	Jeol, Ltd.	124,100	3,955,345
*	JFE Holdings, Inc.	839,908	5,901,335
	JFLA Holdings, Inc.	74,000	240,106
	JGC Holdings Corp.	613,300	5,042,781
#*	JIG-SAW, Inc.	7,500	514,738
	Jimoto Holdings, Inc.	52,910	469,549
	JINS Holdings, Inc.	53,600	3,884,638
	JK Holdings Co., Ltd.	69,700	519,529
	JM Holdings Co., Ltd.	60,900	1,385,247
	JMS Co., Ltd.	59,100	481,697
#	Joban Kosan Co., Ltd.	25,499	348,458
	J-Oil Mills, Inc.	51,600	1,822,672
	Joshin Denki Co., Ltd.	71,900	1,783,118
	JP-Holdings, Inc.	150,000	429,169
	JSB Co., Ltd.	2,200	62,414
	JSP Corp.	64,500	918,205
	JSR Corp.	235,200	5,315,996
	JTEKT Corp.	893,900	7,123,260
	Juki Corp.	143,699	609,113
	Juroku Bank, Ltd. (The)	152,100	2,789,958
	Justsystems Corp.	62,100	4,061,563
	JVCKenwood Corp.	898,370	1,215,470
	K&O Energy Group, Inc.	65,400	900,677
	Kadokawa Corp.	234,253	7,124,690
	Kadoya Sesame Mills, Inc.	6,800	252,076
	Kaga Electronics Co., Ltd.	88,400	1,709,386
	Kagome Co., Ltd.	15,600	534,324
	Kajima Corp.	926,100	9,895,775
	Kakaku.com, Inc.	289,200	7,642,809
	Kaken Pharmaceutical Co., Ltd.	104,100	4,100,087
	Kakiyasu Honten Co., Ltd.	28,300	672,816
	Kamakura Shinsho, Ltd.	43,600	431,309
	Kameda Seika Co., Ltd.	36,600	1,657,258
	Kamei Corp.	121,400	1,226,181
	Kamigumi Co., Ltd.	331,900	5,937,987
	Kanaden Corp.	82,700	1,102,885
	Kanagawa Chuo Kotsu Co., Ltd.	17,500	644,142
	Kanamic Network Co., Ltd.	62,400	473,310
#	Kanamoto Co., Ltd.	195,500	4,033,119
	Kandenko Co., Ltd.	474,600	3,561,535
	Kaneka Corp.	193,400	5,412,147
	Kaneko Seeds Co., Ltd.	2,700	39,127
	Kanematsu Corp.	433,200	5,136,604
	Kanematsu Electronics, Ltd.	69,500	2,809,515
	Kansai Electric Power Co., Inc. (The)	431,100	3,923,172
	Kansai Mirai Financial Group, Inc.	368,203	1,342,110
	Kansai Paint Co., Ltd.	134,100	3,457,382
	Kansai Super Market, Ltd.	12,400	142,467

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co., Ltd.	324,800	$2,191,768
	Kao Corp.	362,000	25,773,926
*	Kappa Create Co., Ltd.	11,400	155,137
	Kasai Kogyo Co., Ltd.	128,600	426,919
	Katakura & Co-op Agri Corp.	12,200	143,738
	Katakura Industries Co., Ltd.	113,000	1,249,003
	Katitas Co., Ltd.	10,900	309,243
	Kato Sangyo Co., Ltd.	67,300	2,236,108
	Kato Works Co., Ltd.	50,926	494,729
	KAWADA TECHNOLOGIES, Inc.	23,600	985,207
#	Kawagishi Bridge Works Co., Ltd.	9,000	209,492
	Kawai Musical Instruments Manufacturing Co., Ltd.	24,400	573,436
*	Kawasaki Heavy Industries, Ltd.	670,600	8,011,757
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	63,687
*	Kawasaki Kisen Kaisha, Ltd.	347,298	4,243,968
	KDDI Corp.	2,158,400	58,395,489
	KeePer Technical Laboratory Co., Ltd.	49,600	704,209
	Keihan Holdings Co., Ltd.	257,700	9,790,076
#	Keihanshin Building Co., Ltd.	151,000	2,738,638
	Keihin Co., Ltd.	12,500	161,174
	Keikyu Corp.	148,200	2,072,484
	Keio Corp.	79,100	4,597,072
	Keisei Electric Railway Co., Ltd.	103,000	2,881,340
	Keiyo Bank, Ltd. (The)	537,300	2,419,525
	Keiyo Co., Ltd.	146,000	1,106,697
	KEL Corp.	14,100	113,203
	Kenedix, Inc.	404,400	2,095,632
	Kenko Mayonnaise Co., Ltd.	57,700	972,195
	Kewpie Corp.	192,500	3,939,695
	Keyence Corp.	32,620	14,803,690
	KFC Holdings Japan, Ltd.	56,300	1,347,156
	KH Neochem Co., Ltd.	128,600	3,009,284
	Kikkoman Corp.	72,650	3,617,980
#	Kimoto Co., Ltd.	187,100	299,663
	Kimura Chemical Plants Co., Ltd.	90,500	367,690
	Kimura Unity Co., Ltd.	8,500	83,520
	Kinden Corp.	343,700	5,389,164
#	King Jim Co., Ltd.	9,300	77,948
#*	Kinki Sharyo Co., Ltd. (The)	23,000	285,539
#	Kintetsu Department Store Co., Ltd.	20,600	630,658
	Kintetsu Group Holdings Co., Ltd.	134,400	5,370,015
	Kintetsu World Express, Inc.	213,400	4,536,470
	Kirin Holdings Co., Ltd.	618,180	11,144,776
	Kirindo Holdings Co., Ltd.	44,500	1,487,898
	Kissei Pharmaceutical Co., Ltd.	157,000	3,089,608
#	Ki-Star Real Estate Co., Ltd.	46,800	1,160,069
	Kitagawa Corp.	51,200	633,491
	Kita-Nippon Bank, Ltd. (The)	36,800	670,969
	Kitano Construction Corp.	21,100	511,543
#	Kitanotatsujin Corp.	253,000	1,178,683
	Kito Corp.	144,600	1,782,907
	Kitz Corp.	396,200	2,144,180
	Kiyo Bank, Ltd. (The)	317,100	4,738,319
*	KLab, Inc.	193,000	1,553,893
	Koa Corp.	124,500	1,545,217
	Koatsu Gas Kogyo Co., Ltd.	94,000	688,903
	Kobayashi Pharmaceutical Co., Ltd.	13,900	1,354,495
#	Kobe Bussan Co., Ltd.	145,400	4,090,835
#*	Kobe Electric Railway Co., Ltd.	15,400	529,031

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kobe Steel, Ltd.	1,604,382	$6,264,177
	Kobelco Eco-Solutions Co., Ltd.	8,000	160,097
	Kohnan Shoji Co., Ltd.	131,700	4,497,022
	Kohsoku Corp.	38,800	547,731
	Koike Sanso Kogyo Co., Ltd.	4,000	88,706
	Koito Manufacturing Co., Ltd.	190,900	9,205,922
	Kojima Co., Ltd.	196,900	1,304,485
	Kokusai Co., Ltd.	13,700	106,211
	Kokuyo Co., Ltd.	351,564	4,776,928
	KOMAIHALTEC, Inc.	22,100	301,252
#	Komatsu Matere Co., Ltd.	136,100	1,104,048
	Komatsu Wall Industry Co., Ltd.	32,800	533,197
	Komatsu, Ltd.	980,300	22,101,320
	KOMEDA Holdings Co., Ltd.	199,500	3,526,067
	Komehyo Holdings Co., Ltd.	35,800	245,301
	Komeri Co., Ltd.	147,700	4,348,562
	Komori Corp.	296,200	1,901,792
	Konaka Co., Ltd.	296,680	743,756
	Konami Holdings Corp.	173,162	6,777,263
	Kondotec, Inc.	64,100	619,142
	Konica Minolta, Inc.	1,822,500	4,643,315
	Konishi Co., Ltd.	107,000	1,556,005
	Konoike Transport Co., Ltd.	117,400	1,227,347
	Konoshima Chemical Co., Ltd.	39,300	376,277
*	Kosaido Co., Ltd.	74,600	436,659
	Kose Corp.	45,600	5,812,880
#	Koshidaka Holdings Co., Ltd.	185,600	694,299
	Kotobuki Spirits Co., Ltd.	86,200	3,996,960
	Kourakuen Holdings Corp.	41,500	646,702
	Kozo Keikaku Engineering, Inc.	6,200	147,174
	Krosaki Harima Corp.	37,700	1,021,712
	KRS Corp.	40,400	635,062
	K’s Holdings Corp.	673,680	8,603,475
	KU Holdings Co., Ltd.	51,000	377,630
	Kubota Corp., Sponsored ADR	43,382	3,787,899
	Kubota Corp.	127,700	2,219,179
	Kumagai Gumi Co., Ltd.	224,100	5,179,653
#	Kumiai Chemical Industry Co., Ltd.	331,965	3,191,454
#	Kura Sushi, Inc.	32,400	1,954,090
	Kurabo Industries, Ltd.	84,600	1,522,971
	Kuraray Co., Ltd.	1,209,300	11,184,784
	Kureha Corp.	104,500	4,436,064
	Kurimoto, Ltd.	47,700	841,591
	Kurita Water Industries, Ltd.	209,800	6,242,331
	Kuriyama Holdings Corp.	54,600	296,288
	Kushikatsu Tanaka Holdings Co.	15,500	256,429
	Kusuri no Aoki Holdings Co., Ltd.	43,800	3,496,375
*	KYB Corp.	259,800	5,371,878
	Kyocera Corp.	185,730	10,228,606
	Kyoden Co., Ltd.	156,200	446,169
	Kyodo Printing Co., Ltd.	36,200	849,099
	Kyoei Steel, Ltd.	103,500	1,303,105
#	Kyokuto Boeki Kaisha, Ltd.	30,559	389,796
	Kyokuto Kaihatsu Kogyo Co., Ltd.	155,200	1,914,602
	Kyokuto Securities Co., Ltd.	113,500	736,306
	Kyokuyo Co., Ltd.	45,200	1,181,288
#	KYORIN Holdings, Inc.	174,300	3,152,093
	Kyoritsu Maintenance Co., Ltd.	131,874	4,718,471
	Kyoritsu Printing Co., Ltd.	170,500	205,866

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyosan Electric Manufacturing Co., Ltd.	189,500	$752,179
	Kyowa Electronic Instruments Co., Ltd.	106,500	437,042
	Kyowa Exeo Corp.	234,348	5,403,326
	Kyowa Kirin Co., Ltd.	7,000	173,834
	Kyowa Leather Cloth Co., Ltd.	58,800	351,635
	Kyudenko Corp.	165,000	4,503,054
	Kyushu Electric Power Co., Inc.	479,100	4,016,508
	Kyushu Financial Group, Inc.	1,120,300	5,240,248
	Kyushu Railway Co.	112,200	2,386,593
#	LAC Co., Ltd.	59,000	690,224
	Lacto Japan Co., Ltd.	23,400	715,280
*	Laox Co., Ltd.	62,199	101,496
	Lasertec Corp.	136,500	11,823,740
	Lawson, Inc.	75,800	3,482,674
	LEC, Inc.	125,100	1,766,733
	Life Corp.	80,400	2,827,625
*	LIFULL Co., Ltd.	234,500	881,520
	Like Co., Ltd.	34,600	707,376
	Linical Co., Ltd.	43,100	305,634
#	Link And Motivation, Inc.	125,100	474,175
	Lintec Corp.	166,300	3,686,508
	Lion Corp.	63,100	1,286,696
*	Litalico, Inc.	21,300	562,088
	LIXIL Group Corp.	563,919	12,245,066
	Lonseal Corp.	5,700	89,353
	Look Holdings, Inc.	29,100	266,652
*	M&A Capital Partners Co., Ltd.	60,400	2,733,578
	M3, Inc.	296,600	20,031,093
	Mabuchi Motor Co., Ltd.	44,400	1,830,556
	Macnica Fuji Electronics Holdings, Inc.	242,550	4,337,690
	Macromill, Inc.	160,400	995,937
	Maeda Corp.	485,800	3,497,837
	Maeda Kosen Co., Ltd.	116,200	3,084,629
	Maeda Road Construction Co., Ltd.	78,600	1,310,279
	Maezawa Kasei Industries Co., Ltd.	58,900	551,584
	Maezawa Kyuso Industries Co., Ltd.	44,100	945,964
	Makino Milling Machine Co., Ltd.	122,400	4,213,045
	Makita Corp., Sponsored ADR	1,200	54,864
	Makita Corp.	63,200	2,793,667
	Mamiya-Op Co., Ltd.	13,899	91,041
	Mani, Inc.	80,300	2,008,852
#	MarkLines Co., Ltd.	41,800	903,319
	Mars Group Holdings Corp.	59,700	916,383
	Marubeni Corp.	1,614,959	8,432,033
#	Marubun Corp.	92,400	428,353
	Marudai Food Co., Ltd.	92,900	1,458,917
	Marufuji Sheet Piling Co., Ltd.	2,700	49,364
	Maruha Nichiro Corp.	290,281	6,079,955
	Marui Group Co., Ltd.	211,500	3,822,214
	Maruichi Steel Tube, Ltd.	124,300	2,851,636
	Maruka Corp.	24,400	494,220
#	Marumae Co., Ltd.	23,900	203,106
#	Marusan Securities Co., Ltd.	213,900	956,466
#	Maruwa Co., Ltd.	57,700	6,002,438
	Maruwa Unyu Kikan Co., Ltd.	92,000	3,953,079
	Maruyama Manufacturing Co., Inc.	15,400	186,281
	Maruzen CHI Holdings Co., Ltd.	91,800	322,009
	Maruzen Co., Ltd.	24,800	412,460
	Maruzen Showa Unyu Co., Ltd.	59,000	1,729,612

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Marvelous, Inc.	123,700	$929,408
	Matching Service Japan Co., Ltd.	26,400	196,291
	Matsuda Sangyo Co., Ltd.	63,362	871,251
#	Matsui Construction Co., Ltd.	92,100	602,917
#	Matsui Securities Co., Ltd.	61,600	493,077
	Matsumotokiyoshi Holdings Co., Ltd.	62,100	2,292,505
	Matsuyafoods Holdings Co., Ltd.	38,000	1,253,466
	Max Co., Ltd.	89,300	1,248,653
*	Maxell Holdings, Ltd.	263,100	2,750,616
	Maxvalu Tokai Co., Ltd.	24,500	610,696
	Mazda Motor Corp.	1,114,100	5,849,945
	McDonald’s Holdings Co. Japan, Ltd.	71,900	3,409,597
	MCJ Co., Ltd.	466,400	4,298,303
	Mebuki Financial Group, Inc.	2,986,791	6,001,027
	MEC Co., Ltd.	44,400	893,086
	Media Do Co., Ltd.	24,500	1,732,601
*	Medical Data Vision Co., Ltd.	52,600	1,235,256
#	Medical System Network Co., Ltd.	162,500	713,606
	Medipal Holdings Corp.	196,400	3,501,003
#	Medius Holdings Co., Ltd.	8,700	70,472
	Megachips Corp.	99,200	2,638,968
	Megmilk Snow Brand Co., Ltd.	220,300	4,773,749
	Meidensha Corp.	232,000	3,547,512
	Meiji Electric Industries Co., Ltd.	24,300	307,348
	MEIJI Holdings Co., Ltd.	149,520	10,832,648
#	Meiji Shipping Co., Ltd.	65,900	219,942
	Meiko Electronics Co., Ltd.	163,900	2,812,608
	Meiko Network Japan Co., Ltd.	60,100	347,693
	Meisei Industrial Co., Ltd.	167,700	1,291,346
	Meitec Corp.	112,400	5,572,248
	Meito Sangyo Co., Ltd.	36,600	487,022
#	Meiwa Corp.	106,000	416,901
#	Meiwa Estate Co., Ltd.	67,400	283,683
	Melco Holdings, Inc.	5,900	152,683
#	Members Co., Ltd.	25,200	429,845
	Menicon Co., Ltd.	134,200	9,475,544
#	Mercuria Investment Co., Ltd.	38,800	223,703
	Mesco, Inc.	12,400	111,266
#*	Metaps, Inc.	23,800	215,478
	METAWATER Co., Ltd.	60,400	1,416,077
	Michinoku Bank, Ltd. (The)	90,909	1,001,116
#	Mie Kotsu Group Holdings, Inc.	273,800	1,192,444
#	Mikuni Corp.	142,900	351,333
	Milbon Co., Ltd.	72,972	3,743,938
*	Mimaki Engineering Co., Ltd.	100,700	392,851
	Mimasu Semiconductor Industry Co., Ltd.	112,200	2,637,761
	Minebea Mitsumi, Inc.	879,726	15,889,043
	Ministop Co., Ltd.	68,400	855,478
	Miraial Co., Ltd.	35,800	417,954
	Mirait Holdings Corp.	289,910	4,127,198
	Miroku Jyoho Service Co., Ltd.	75,800	1,535,284
	MISUMI Group, Inc.	183,200	5,440,960
	Mitachi Co., Ltd.	7,700	44,838
	Mitani Corp.	35,400	2,232,150
	Mitani Sekisan Co., Ltd.	7,000	315,702
#	Mito Securities Co., Ltd.	339,100	706,167
*	Mitsuba Corp.	216,100	789,021
	Mitsubishi Chemical Holdings Corp.	3,955,660	22,263,081
	Mitsubishi Corp.	871,700	19,448,814

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Electric Corp.	1,165,300	$15,007,765
	Mitsubishi Estate Co., Ltd.	352,920	5,264,111
	Mitsubishi Gas Chemical Co., Inc.	578,300	10,542,048
	Mitsubishi Heavy Industries, Ltd.	595,200	12,788,003
	Mitsubishi Kakoki Kaisha, Ltd.	30,900	572,023
	Mitsubishi Logisnext Co., Ltd.	208,800	1,762,360
	Mitsubishi Logistics Corp.	202,699	5,334,480
	Mitsubishi Materials Corp.	420,120	7,708,886
*	Mitsubishi Motors Corp.	1,788,400	3,279,967
	Mitsubishi Paper Mills, Ltd.	133,600	398,453
	Mitsubishi Pencil Co., Ltd.	48,500	624,354
	Mitsubishi Research Institute, Inc.	33,900	1,229,097
	Mitsubishi Shokuhin Co., Ltd.	76,200	1,985,918
*	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	324,192
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,238,729	4,880,592
	Mitsubishi UFJ Financial Group, Inc.	8,737,100	34,440,815
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,032,500	8,611,683
	Mitsuboshi Belting, Ltd.	86,500	1,354,129
#	Mitsui & Co., Ltd., Sponsored ADR	15,092	4,765,752
	Mitsui & Co., Ltd.	984,945	15,427,677
	Mitsui Chemicals, Inc.	432,989	11,089,855
*	Mitsui E&S Holdings Co., Ltd.	276,200	874,601
	Mitsui Fudosan Co., Ltd.	395,600	6,736,101
	Mitsui High-Tec, Inc.	100,800	2,053,923
	Mitsui Matsushima Holdings Co., Ltd.	60,900	396,736
	Mitsui Mining & Smelting Co., Ltd.	379,700	9,584,558
	Mitsui OSK Lines, Ltd.	439,000	9,910,198
	Mitsui Sugar Co., Ltd.	81,500	1,416,853
#	Mitsui-Soko Holdings Co., Ltd.	157,800	2,785,409
	Mitsumura Printing Co., Ltd.	1,500	24,743
	Mitsuuroko Group Holdings Co., Ltd.	125,600	1,503,153
	Miura Co., Ltd.	35,200	1,658,427
#	Mixi, Inc.	280,400	7,716,846
	Miyaji Engineering Group, Inc.	31,100	502,275
	Miyazaki Bank, Ltd. (The)	75,200	1,622,385
	Miyoshi Oil & Fat Co., Ltd.	42,300	465,017
	Mizuho Financial Group, Inc.	1,752,796	21,580,461
	Mizuho Leasing Co., Ltd.	167,100	4,259,690
#	Mizuho Medy Co., Ltd.	13,100	176,319
	Mizuno Corp.	94,821	1,586,160
*	Mobile Factory, Inc.	19,700	184,819
#	Mochida Pharmaceutical Co., Ltd.	26,598	971,196
	Modec, Inc.	85,200	1,237,639
	Molitec Steel Co., Ltd.	55,500	154,647
	Monex Group, Inc.	956,200	2,298,921
#	Money Partners Group Co., Ltd.	88,500	170,608
	Monogatari Corp. (The)	23,700	2,421,926
	MonotaRO Co., Ltd.	183,700	10,160,761
	MORESCO Corp.	38,900	360,221
	Mori-Gumi Co., Ltd.	51,800	143,824
	Morinaga & Co., Ltd.	112,800	4,285,861
	Morinaga Milk Industry Co., Ltd.	234,200	11,291,418
	Morita Holdings Corp.	147,000	2,687,312
	Morito Co., Ltd.	76,000	482,767
	Morozoff, Ltd.	8,799	477,142
	Mory Industries, Inc.	27,200	615,661
#	MrMax Holdings, Ltd.	93,900	687,786
	MS&AD Insurance Group Holdings, Inc.	321,874	8,808,157
	MTI, Ltd.	96,200	848,996

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mugen Estate Co., Ltd.	86,100	$389,594
	Murata Manufacturing Co., Ltd.	457,720	32,099,286
	Musashi Seimitsu Industry Co., Ltd.	296,600	3,100,306
	Musashino Bank, Ltd. (The)	142,800	2,117,203
	Mutoh Holdings Co., Ltd.	11,700	167,809
	N Field Co., Ltd.	51,800	331,510
	Nabtesco Corp.	115,700	4,322,347
#	NAC Co., Ltd.	65,800	567,163
	Nachi-Fujikoshi Corp.	102,000	4,043,031
	Nadex Co., Ltd.	7,600	45,232
	Nafco Co., Ltd.	1,100	24,187
	Nagano Bank, Ltd. (The)	39,700	533,706
#	Nagano Keiki Co., Ltd.	61,000	449,019
	Nagase & Co., Ltd.	418,200	5,453,385
	Nagatanien Holdings Co., Ltd.	32,500	689,550
	Nagawa Co., Ltd.	6,600	462,529
	Nagoya Railroad Co., Ltd.	246,099	6,559,823
#	Naigai Trans Line, Ltd.	26,700	308,281
	Nakabayashi Co., Ltd.	88,700	519,932
#	Nakamoto Packs Co., Ltd.	15,100	220,712
#	Nakamuraya Co., Ltd.	11,000	420,515
	Nakanishi, Inc.	93,800	1,673,855
	Nakano Corp.	76,100	299,635
	Nakayama Steel Works, Ltd.	116,700	391,003
	Nakayo, Inc.	6,200	84,974
#	Namura Shipbuilding Co., Ltd.	247,948	350,372
	Nankai Electric Railway Co., Ltd.	173,400	3,959,546
	Nanto Bank, Ltd. (The)	151,601	2,690,056
	Narasaki Sangyo Co., Ltd.	13,400	265,252
	Natori Co., Ltd.	25,700	488,898
#	NEC Capital Solutions, Ltd.	65,100	1,106,042
	NEC Corp.	541,780	27,289,547
	NEC Networks & System Integration Corp.	134,700	2,335,750
	NET One Systems Co., Ltd.	291,700	8,721,403
	Neturen Co., Ltd.	160,700	737,241
	New Japan Chemical Co., Ltd.	166,800	253,140
	Nexon Co., Ltd.	70,900	1,976,046
	Nextage Co., Ltd.	149,900	1,799,424
#	NF Holdings Corp.	11,300	199,177
	NFC Holdings, Inc.	3,000	69,554
	NGK Insulators, Ltd.	528,500	7,549,961
	NGK Spark Plug Co., Ltd.	423,800	7,453,344
	NH Foods, Ltd.	123,899	5,075,270
	NHK Spring Co., Ltd.	1,197,637	7,241,652
	Nicca Chemical Co., Ltd.	11,200	97,392
*	Nice Corp.	33,700	414,524
#	Nichia Steel Works, Ltd.	244,901	656,498
	Nichias Corp.	335,600	7,268,529
	Nichiban Co., Ltd.	36,500	571,756
	Nichicon Corp.	262,700	2,127,012
	Nichiden Corp.	47,000	976,360
	Nichiha Corp.	140,200	4,085,299
	Nichi-iko Pharmaceutical Co., Ltd.	293,950	2,910,184
	Nichimo Co., Ltd.	4,800	83,071
	Nichirei Corp.	333,199	8,396,208
	Nichireki Co., Ltd.	127,300	2,052,915
	Nichirin Co., Ltd.	61,830	819,453
	Nidec Corp.	86,455	8,732,107
	Nifco, Inc.	268,700	8,042,765

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon Chouzai Co., Ltd.	97,720	$1,578,800
#*	Nihon Dempa Kogyo Co., Ltd.	354,500	1,359,836
	Nihon Dengi Co., Ltd.	6,800	220,249
	Nihon Denkei Co., Ltd.	19,400	217,203
	Nihon Flush Co., Ltd.	65,000	838,230
#	Nihon House Holdings Co., Ltd.	229,600	515,257
#	Nihon Kagaku Sangyo Co., Ltd.	54,300	546,028
	Nihon Kohden Corp.	98,500	3,080,941
	Nihon M&A Center, Inc.	282,600	16,594,707
#	Nihon Nohyaku Co., Ltd.	223,000	1,029,081
	Nihon Parkerizing Co., Ltd.	253,600	2,499,246
	Nihon Plast Co., Ltd.	100,700	391,903
	Nihon Tokushu Toryo Co., Ltd.	48,700	434,353
	Nihon Unisys, Ltd.	362,700	10,691,106
	Nihon Yamamura Glass Co., Ltd.	45,200	363,568
	Nikkato Corp.	24,500	164,868
	Nikkiso Co., Ltd.	214,300	2,054,607
	Nikko Co., Ltd.	109,800	703,038
#	Nikkon Holdings Co., Ltd.	260,400	4,983,708
	Nikon Corp.	689,300	4,200,841
	Nintendo Co., Ltd.	46,200	24,979,820
	Nippi, Inc.	8,500	293,701
	Nippo Corp.	220,100	5,653,521
	Nippon Air Conditioning Services Co., Ltd.	69,900	488,272
	Nippon Aqua Co., Ltd.	9,900	64,732
	Nippon Beet Sugar Manufacturing Co., Ltd.	56,300	930,163
	Nippon Carbide Industries Co., Inc.	41,700	478,149
	Nippon Carbon Co., Ltd.	53,400	1,859,302
	Nippon Chemical Industrial Co., Ltd.	24,900	572,267
*	Nippon Chemi-Con Corp.	90,800	1,161,297
	Nippon Chemiphar Co., Ltd.	10,000	244,700
#	Nippon Coke & Engineering Co., Ltd.	892,500	556,354
	Nippon Commercial Development Co., Ltd.	61,600	997,080
#	Nippon Concept Corp.	29,600	423,911
	Nippon Concrete Industries Co., Ltd.	246,700	753,671
*	Nippon Denko Co., Ltd.	662,250	1,560,081
	Nippon Densetsu Kogyo Co., Ltd.	160,100	3,102,159
	Nippon Dry-Chemical Co., Ltd.	1,800	23,953
	Nippon Electric Glass Co., Ltd.	287,300	5,650,606
	Nippon Express Co., Ltd.	220,676	12,375,419
	Nippon Felt Co., Ltd.	15,100	69,762
#	Nippon Filcon Co., Ltd.	48,800	240,654
	Nippon Fine Chemical Co., Ltd.	53,400	766,319
	Nippon Flour Mills Co., Ltd.	321,900	5,163,216
	Nippon Gas Co., Ltd.	189,100	9,019,449
	Nippon Hume Corp.	112,100	862,123
	Nippon Kayaku Co., Ltd.	362,600	3,120,436
#	Nippon Kodoshi Corp.	42,500	719,103
	Nippon Koei Co., Ltd.	61,700	1,626,577
*	Nippon Koshuha Steel Co., Ltd.	10,600	34,221
	Nippon Light Metal Holdings Co., Ltd.	390,630	6,169,758
	Nippon Paint Holdings Co., Ltd.	26,000	2,342,079
#	Nippon Paper Industries Co., Ltd.	463,602	5,235,324
	Nippon Parking Development Co., Ltd., Class C	697,000	854,562
	Nippon Pillar Packing Co., Ltd.	97,200	1,324,862
	Nippon Piston Ring Co., Ltd.	28,500	262,726
#	Nippon Rietec Co., Ltd.	3,000	65,467
	Nippon Road Co., Ltd. (The)	36,000	2,615,071
	Nippon Sanso Holdings Corp.	291,700	4,276,799

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Seiki Co., Ltd.	155,700	$1,755,168
	Nippon Seisen Co., Ltd.	13,400	406,549
*	Nippon Sharyo, Ltd.	48,699	1,112,041
#*	Nippon Sheet Glass Co., Ltd.	466,100	1,620,504
	Nippon Shinyaku Co., Ltd.	20,200	1,443,414
	Nippon Shokubai Co., Ltd.	90,000	4,407,167
	Nippon Signal Co., Ltd.	210,200	1,830,613
	Nippon Soda Co., Ltd.	132,300	3,471,913
*	Nippon Steel Corp.	1,042,879	10,115,008
	Nippon Steel Trading Corp.	73,500	2,095,015
	Nippon Suisan Kaisha, Ltd.	1,961,500	7,556,077
	Nippon Systemware Co., Ltd.	34,700	683,038
	Nippon Telegraph & Telephone Corp.	591,000	12,432,177
	Nippon Thompson Co., Ltd.	321,900	1,072,748
	Nippon Tungsten Co., Ltd.	4,900	82,684
	Nippon Yakin Kogyo Co., Ltd.	69,009	993,382
	Nippon Yusen K.K.	553,431	10,214,988
	Nipro Corp.	823,400	8,663,962
	Nishimatsu Construction Co., Ltd.	252,800	4,910,651
	Nishimatsuya Chain Co., Ltd.	148,200	2,409,875
	Nishimoto Co., Ltd.	8,900	159,218
	Nishi-Nippon Financial Holdings, Inc.	673,114	4,559,895
	Nishi-Nippon Railroad Co., Ltd.	185,300	4,895,901
	Nishio Rent All Co., Ltd.	116,100	2,253,282
	Nissan Chemical Corp.	211,500	11,224,446
*	Nissan Motor Co., Ltd.	2,377,700	8,418,323
	Nissan Shatai Co., Ltd.	265,600	2,242,675
	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	296,822
	Nissei ASB Machine Co., Ltd.	32,600	1,269,087
	Nissei Plastic Industrial Co., Ltd.	67,900	548,444
	Nissha Co., Ltd.	161,400	1,900,298
	Nisshin Group Holdings Co., Ltd.	166,700	627,915
	Nisshin Oillio Group, Ltd. (The)	157,200	4,518,701
	Nisshin Seifun Group, Inc.	101,945	1,535,172
	Nisshinbo Holdings, Inc.	611,541	4,075,968
	Nissin Corp.	66,600	932,340
	Nissin Electric Co., Ltd.	252,200	2,524,779
	Nissin Foods Holdings Co., Ltd.	11,975	1,036,909
	Nissin Sugar Co., Ltd.	59,800	1,041,871
	Nisso Corp.	24,300	177,653
	Nissui Pharmaceutical Co., Ltd.	63,600	605,137
	Nitori Holdings Co., Ltd.	37,900	7,790,598
	Nitta Corp.	77,100	1,625,748
	Nitta Gelatin, Inc.	53,700	348,953
	Nittan Valve Co., Ltd.	112,600	221,960
	Nittetsu Mining Co., Ltd.	51,201	2,217,006
	Nitto Denko Corp.	286,100	20,100,166
	Nitto Fuji Flour Milling Co., Ltd.	900	56,688
	Nitto Kogyo Corp.	94,900	1,753,069
	Nitto Kohki Co., Ltd.	46,800	777,642
	Nitto Seiko Co., Ltd.	135,900	589,670
	Nittoc Construction Co., Ltd.	122,549	934,037
	NJS Co., Ltd.	28,200	504,485
	Noda Corp.	53,100	353,490
#	Noevir Holdings Co., Ltd.	52,700	2,352,844
	NOF Corp.	145,100	5,453,194
#	Nohmi Bosai, Ltd.	77,900	1,686,505
	Nojima Corp.	210,400	5,904,881
	NOK Corp.	339,200	3,868,241

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Co., Ltd.	251,000	$1,620,858
	Nomura Holdings, Inc.	1,992,098	8,921,486
	Nomura Holdings, Inc., Sponsored ADR	301,320	1,343,887
	Nomura Real Estate Holdings, Inc.	427,200	7,461,653
	Nomura Research Institute, Ltd.	239,085	7,047,624
	Noritake Co., Ltd.	51,200	1,506,152
	Noritsu Koki Co., Ltd.	91,800	1,699,179
	Noritz Corp.	139,600	2,035,623
	North Pacific Bank, Ltd.	1,520,500	3,217,562
	Nozawa Corp.	30,300	191,975
	NS Solutions Corp.	136,600	4,000,277
#	NS Tool Co., Ltd.	38,200	819,941
	NS United Kaiun Kaisha, Ltd.	66,600	903,638
	NSD Co., Ltd.	164,078	2,881,974
	NSK, Ltd.	697,047	5,580,611
*	NTN Corp.	2,216,700	4,111,282
	NTT Data Corp.	563,200	6,356,391
	NTT DOCOMO, Inc.	1,433,300	53,369,200
*	OAK Capital Corp.	213,300	192,686
	Oat Agrio Co., Ltd.	11,200	131,309
	Obara Group, Inc.	53,300	1,849,729
	Obayashi Corp.	1,740,400	14,564,254
#	OBIC Business Consultants Co., Ltd.	4,500	242,175
	Obic Co., Ltd.	15,200	2,691,053
	Odakyu Electric Railway Co., Ltd.	220,300	5,316,391
	Oenon Holdings, Inc.	210,000	811,721
	Ogaki Kyoritsu Bank, Ltd. (The)	182,800	4,077,957
	Ohashi Technica, Inc.	44,200	590,439
#	Ohba Co., Ltd.	19,400	134,063
	Ohki Healthcare Holdings Co., Ltd.	2,000	24,613
	Ohsho Food Service Corp.	30,100	1,655,815
#	OIE Sangyo Co., Ltd.	1,200	16,101
	Oiles Corp.	80,901	1,129,805
*	Oisix ra daichi, Inc.	17,600	548,709
	Oita Bank, Ltd. (The)	141,500	3,267,834
	Oji Holdings Corp.	3,301,900	13,915,583
	Okabe Co., Ltd.	171,600	1,298,413
#	Okada Aiyon Corp.	19,400	182,220
	Okamoto Industries, Inc.	43,900	1,807,171
#	Okamoto Machine Tool Works, Ltd.	21,199	458,790
	Okamura Corp.	220,800	1,686,258
	Okasan Securities Group, Inc.	825,300	2,696,939
*	Okaya Electric Industries Co., Ltd.	25,800	83,700
	Oki Electric Industry Co., Ltd.	504,400	4,682,743
	Okinawa Cellular Telephone Co.	31,400	1,257,441
	Okinawa Electric Power Co., Inc. (The)	141,858	2,069,945
*	OKK Corp.	2,700	9,257
	OKUMA Corp.	80,300	3,897,588
	Okumura Corp.	153,400	3,553,636
	Okura Industrial Co., Ltd.	47,600	791,220
	Okuwa Co., Ltd.	105,000	1,406,573
#	Olympic Group Corp.	34,400	323,407
	Olympus Corp.	1,027,900	19,678,200
	Omron Corp.	54,900	3,964,111
	Ono Pharmaceutical Co., Ltd.	58,200	1,660,167
#	ONO Sokki Co., Ltd.	36,500	179,649
	Onoken Co., Ltd.	87,800	977,544
	Onward Holdings Co., Ltd.	506,600	992,029
#*	Open Door, Inc.	42,000	478,855

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Open House Co., Ltd.	300,200	$10,222,453
	OPT Holding, Inc.	2,800	34,695
	Optex Group Co., Ltd.	93,460	1,392,653
	Oracle Corp.	24,000	2,398,561
	Organo Corp.	37,900	1,982,035
	Orient Corp.	2,044,200	2,268,441
	Oriental Land Co., Ltd.	14,400	2,015,683
	Origin Co., Ltd.	25,500	332,783
	ORIX Corp.	1,737,100	20,315,794
	ORIX Corp., Sponsored ADR	8,803	517,969
	Osaka Gas Co., Ltd.	249,100	4,730,461
#	Osaka Organic Chemical Industry, Ltd.	70,000	1,845,082
	Osaka Soda Co., Ltd.	49,799	1,186,269
	Osaka Steel Co., Ltd.	62,700	673,410
	OSAKA Titanium Technologies Co., Ltd.	95,300	702,458
	Osaki Electric Co., Ltd.	231,700	1,397,780
	OSG Corp.	401,800	6,019,383
	OSJB Holdings Corp.	571,300	1,309,155
	Otsuka Corp.	97,500	4,480,287
	Otsuka Holdings Co., Ltd.	101,200	3,748,097
	OUG Holdings, Inc.	3,900	106,257
	Outsourcing, Inc.	355,200	3,294,125
	Oyo Corp.	111,900	1,284,611
#	Ozu Corp.	700	12,025
	Pacific Industrial Co., Ltd.	228,300	2,292,751
#	Pacific Metals Co., Ltd.	87,800	1,355,996
	Pack Corp. (The)	40,000	1,123,983
	PAL GROUP Holdings Co., Ltd.	126,400	1,470,476
	PALTAC Corp.	69,958	3,911,180
#	Paltek Corp.	17,600	88,464
	Pan Pacific International Holdings Corp.	369,300	7,835,970
	Panasonic Corp.	4,188,242	38,689,013
	PAPYLESS Co., Ltd.	14,700	376,038
#	Paraca, Inc.	27,500	416,169
	Paramount Bed Holdings Co., Ltd.	60,500	2,330,934
#	Paris Miki Holdings, Inc.	114,600	302,693
#*	Park24 Co., Ltd.	292,400	3,949,697
	Parker Corp.	6,000	24,782
#	Pasco Corp.	4,700	56,389
	Pasona Group, Inc.	107,000	1,638,390
	PC Depot Corp.	144,540	882,055
#	PCI Holdings, Inc.	16,800	173,590
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	273,374
	Penta-Ocean Construction Co., Ltd.	1,997,500	12,666,508
*	PeptiDream, Inc.	53,500	2,472,400
	Persol Holdings Co., Ltd.	245,500	3,718,392
	Phil Co., Inc.	800	15,474
#	PIA Corp.	3,600	98,088
	Pickles Corp.	13,300	357,399
	Pigeon Corp.	153,700	7,078,121
	Pilot Corp.	81,000	2,259,395
	Piolax, Inc.	110,000	1,613,646
	Plenus Co., Ltd.	25,200	411,771
	Pola Orbis Holdings, Inc.	118,400	2,334,748
	Poletowin Pitcrew Holdings, Inc.	124,900	1,088,091
*	PR Times, Inc.	9,600	330,690
	Premium Group Co., Ltd.	8,500	161,277
	Press Kogyo Co., Ltd.	476,300	1,267,531
	Pressance Corp.	255,200	3,481,488

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Prestige International, Inc.	296,000	$2,518,900
	Prima Meat Packers, Ltd.	215,199	6,140,309
	Pronexus, Inc.	35,500	369,293
#	Pro-Ship, Inc.	7,400	101,218
	Prospect Co., Ltd.	3,130,900	1,052,995
	Proto Corp.	82,800	891,716
#	PS Mitsubishi Construction Co., Ltd.	173,800	938,194
#	Punch Industry Co., Ltd.	107,200	450,333
*	QB Net Holdings Co., Ltd.	9,200	135,113
	Qol Holdings Co., Ltd.	182,000	1,984,959
	Quick Co., Ltd.	43,100	421,607
#	Raccoon Holdings, Inc.	37,600	716,437
	Raito Kogyo Co., Ltd.	235,400	3,338,617
	Raiznext Corp.	151,600	1,756,893
#	Rakus Co., Ltd.	246,400	4,842,172
	Rakuten, Inc.	151,000	1,469,107
	Rasa Corp.	34,900	295,557
	Rasa Industries, Ltd.	54,399	1,029,393
#	Raysum Co., Ltd.	102,800	932,760
	Recruit Holdings Co., Ltd.	1,002,100	38,130,552
	Relia, Inc.	103,500	1,177,661
	Relo Group, Inc.	261,000	6,263,678
	Renaissance, Inc.	47,100	337,834
*	Renesas Electronics Corp.	886,500	7,317,743
	Rengo Co., Ltd.	1,050,310	8,081,026
*	RENOVA, Inc.	42,200	673,036
	Resona Holdings, Inc.	3,400,500	11,211,358
	Resorttrust, Inc.	425,200	5,988,388
	Restar Holdings Corp.	110,200	2,360,595
	Retail Partners Co., Ltd.	6,500	87,444
	Rheon Automatic Machinery Co., Ltd.	52,100	505,633
	Rhythm Co., Ltd.	24,800	147,149
	Riberesute Corp.	34,000	248,241
	Ricoh Co., Ltd.	1,138,119	7,474,276
	Ricoh Leasing Co., Ltd.	77,500	2,078,281
	Ride On Express Holdings Co., Ltd.	55,900	1,210,301
#*	Right On Co., Ltd.	73,600	434,542
#	Riken Corp.	38,500	915,636
	Riken Keiki Co., Ltd.	46,500	1,202,352
	Riken Technos Corp.	208,600	795,705
	Riken Vitamin Co., Ltd.	65,400	965,566
	Ringer Hut Co., Ltd.	42,200	911,907
	Rinnai Corp.	28,600	2,818,143
	Rion Co., Ltd.	31,000	667,157
	Riso Kagaku Corp.	69,458	833,958
	Riso Kyoiku Co., Ltd.	385,650	1,127,251
	Rix Corp.	6,200	94,411
#	Rock Field Co., Ltd.	47,900	652,480
	Rohm Co., Ltd.	89,700	6,896,753
	Rohto Pharmaceutical Co., Ltd.	203,000	6,346,388
	Rokko Butter Co., Ltd.	56,100	913,333
	Roland DG Corp.	69,700	857,467
	Rorze Corp.	52,700	2,347,161
#	Round One Corp.	441,100	3,464,478
	Royal Holdings Co., Ltd.	148,100	2,516,509
#*	Rozetta Corp.	12,000	229,297
	RS Technologies Co., Ltd.	16,000	539,614
	Ryobi, Ltd.	150,500	1,626,810
	Ryoden Corp.	75,900	1,114,151

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ryohin Keikaku Co., Ltd.	435,750	$9,146,096
	Ryosan Co., Ltd.	96,900	1,792,622
	Ryoyo Electro Corp.	81,000	2,234,289
	S Foods, Inc.	61,600	2,051,631
#	S LINE Co., Ltd.	10,600	97,894
	S&B Foods, Inc.	1,400	60,497
	Sac’s Bar Holdings, Inc.	82,000	425,399
	Sagami Rubber Industries Co., Ltd.	28,000	316,058
	Saibu Gas Co., Ltd.	80,100	1,925,988
	Saizeriya Co., Ltd.	69,100	1,199,405
	Sakai Chemical Industry Co., Ltd.	63,800	1,180,937
	Sakai Heavy Industries, Ltd.	20,300	462,974
	Sakai Moving Service Co., Ltd.	57,700	2,604,843
	Sakai Ovex Co., Ltd.	28,999	516,480
	Sakata INX Corp.	178,200	1,856,397
	Sakura Internet, Inc.	79,400	571,137
	Sala Corp.	263,300	1,475,811
	SAMTY Co., Ltd.	170,700	2,704,368
	San Holdings, Inc.	32,900	363,956
	San ju San Financial Group, Inc.	86,100	1,075,857
	San-A Co., Ltd.	52,600	2,190,823
	San-Ai Oil Co., Ltd.	226,100	2,279,672
*	Sanden Holdings Corp.	124,100	413,621
	Sanei Architecture Planning Co., Ltd.	56,700	934,443
	Sangetsu Corp.	141,300	2,036,380
	San-In Godo Bank, Ltd. (The)	740,700	3,727,845
#*	Sanix, Inc.	117,300	276,112
	Sanken Electric Co., Ltd.	180,500	5,778,568
	Sanki Engineering Co., Ltd.	225,300	2,442,625
	Sanko Gosei, Ltd.	115,700	300,318
	Sanko Metal Industrial Co., Ltd.	11,300	271,059
	Sankyo Co., Ltd.	102,000	2,599,694
	Sankyo Frontier Co., Ltd.	10,200	381,462
	Sankyo Seiko Co., Ltd.	163,200	655,785
	Sankyo Tateyama, Inc.	132,700	1,178,253
	Sankyu, Inc.	253,600	9,084,360
#	Sanoh Industrial Co., Ltd.	149,800	867,611
	Sanoyas Holdings Corp.	145,500	217,849
	Sansei Landic Co., Ltd.	35,100	243,103
#	Sansei Technologies, Inc.	44,700	253,895
	Sansha Electric Manufacturing Co., Ltd.	43,900	251,896
	Sanshin Electronics Co., Ltd.	95,200	1,841,233
	Santen Pharmaceutical Co., Ltd.	205,900	3,668,312
	Sanwa Holdings Corp.	829,300	9,459,732
	Sanyei Corp.	1,100	21,671
	Sanyo Chemical Industries, Ltd.	59,500	2,521,481
	Sanyo Denki Co., Ltd.	44,200	1,948,555
	Sanyo Electric Railway Co., Ltd.	50,600	994,428
	Sanyo Engineering & Construction, Inc.	32,400	224,785
	Sanyo Industries, Ltd.	1,500	27,636
	Sanyo Shokai, Ltd.	54,299	257,217
*	Sanyo Special Steel Co., Ltd.	100,100	981,473
#	Sanyo Trading Co., Ltd.	114,400	1,052,993
	Sapporo Holdings, Ltd.	416,100	6,794,468
	Sata Construction Co., Ltd.	46,000	196,116
	Sato Holdings Corp.	139,700	2,660,118
#	Sato Shoji Corp.	39,800	351,794
#	Satori Electric Co., Ltd.	73,600	540,461
#	Sawada Holdings Co., Ltd.	72,100	631,038

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sawai Pharmaceutical Co., Ltd.	173,300	$8,352,990
*	Saxa Holdings, Inc.	21,600	286,646
	SB Technology Corp.	55,400	1,888,910
	SBI Holdings, Inc.	416,180	9,593,467
	SBS Holdings, Inc.	113,200	2,579,971
#	Scala, Inc.	87,700	755,581
#	SCREEN Holdings Co., Ltd.	78,800	4,316,148
#	Scroll Corp.	141,300	1,086,689
	SCSK Corp.	63,759	3,170,192
#	SEC Carbon, Ltd.	2,800	150,751
	Secom Co., Ltd.	63,100	5,330,617
	Secom Joshinetsu Co., Ltd.	3,465	112,867
#	Seed Co., Ltd.	37,500	218,388
	Sega Sammy Holdings, Inc.	285,812	3,581,674
	Seibu Holdings, Inc.	497,700	4,975,957
	Seika Corp.	44,100	529,621
	Seikagaku Corp.	70,800	651,106
	Seikitokyu Kogyo Co., Ltd.	211,999	1,574,199
	Seiko Epson Corp.	648,300	7,529,157
	Seiko Holdings Corp.	159,600	2,010,297
	Seiko PMC Corp.	36,200	226,969
	Seino Holdings Co., Ltd.	522,300	6,749,350
	Seiren Co., Ltd.	218,600	3,464,354
	Sekisui Chemical Co., Ltd.	1,007,200	15,700,552
	Sekisui House, Ltd.	370,300	6,151,906
	Sekisui Jushi Corp.	86,000	1,736,593
	Sekisui Kasei Co., Ltd.	126,500	675,077
	Senko Group Holdings Co., Ltd.	625,100	5,590,305
#	Senshu Electric Co., Ltd.	33,200	920,949
	Senshu Ikeda Holdings, Inc.	1,125,660	1,720,073
#	Senshukai Co., Ltd.	142,300	485,975
	Seria Co., Ltd.	133,700	5,151,341
	Seven & I Holdings Co., Ltd.	1,086,052	33,010,187
	Seven Bank, Ltd.	2,094,800	4,807,447
*	SFP Holdings Co., Ltd.	25,100	315,553
	SG Holdings Co., Ltd.	108,000	2,605,007
#	Sharp Corp.	224,199	2,592,553
	Shibaura Electronics Co., Ltd.	42,300	935,059
	Shibaura Machine Co., Ltd.	116,300	2,320,998
	Shibaura Mechatronics Corp.	24,500	706,938
	Shibusawa Warehouse Co., Ltd. (The)	37,500	714,296
	Shibuya Corp.	68,100	2,109,189
*	Shidax Corp.	93,800	219,977
*	SHIFT, Inc.	4,200	533,025
	Shiga Bank, Ltd. (The)	226,036	4,881,436
	Shikibo, Ltd.	34,400	304,261
#	Shikoku Bank, Ltd. (The)	166,200	1,136,336
	Shikoku Chemicals Corp.	128,500	1,415,392
	Shikoku Electric Power Co., Inc.	322,100	2,315,078
	Shima Seiki Manufacturing, Ltd.	116,200	1,726,064
	Shimachu Co., Ltd.	206,100	10,893,853
	Shimadzu Corp.	132,500	3,788,617
	Shimamura Co., Ltd.	51,946	5,538,001
	Shimano, Inc.	13,800	3,156,275
	Shimizu Bank, Ltd. (The)	178,000	2,826,891
	Shimizu Corp.	1,410,900	9,796,377
	Shimojima Co., Ltd.	5,900	75,375
	Shin Nippon Air Technologies Co., Ltd.	52,200	1,055,889
#	Shin Nippon Biomedical Laboratories, Ltd.	103,700	663,567

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Shinagawa Refractories Co., Ltd.	29,900	$621,724
	Shindengen Electric Manufacturing Co., Ltd.	37,300	710,847
	Shin-Etsu Chemical Co., Ltd.	326,100	43,556,119
	Shin-Etsu Polymer Co., Ltd.	197,700	1,760,259
#	Shin-Keisei Electric Railway Co., Ltd.	11,400	241,917
	Shinko Electric Industries Co., Ltd.	263,300	4,593,489
	Shinko Shoji Co., Ltd.	196,600	1,625,080
	Shinmaywa Industries, Ltd.	300,900	2,335,473
	Shinnihon Corp.	150,500	1,256,213
	Shinoken Group Co., Ltd.	207,700	2,061,140
	Shinsei Bank, Ltd.	383,500	4,614,096
	Shinsho Corp.	26,500	450,497
	Shinwa Co., Ltd.	28,900	521,438
	Shionogi & Co., Ltd.	95,400	4,500,012
	Ship Healthcare Holdings, Inc.	216,000	10,249,706
	Shiseido Co., Ltd.	264,600	16,380,592
	Shizuki Electric Co., Inc.	53,900	233,404
	Shizuoka Bank, Ltd. (The)	799,930	5,380,124
	Shizuoka Gas Co., Ltd.	289,300	2,544,135
	SHO-BOND Holdings Co., Ltd.	11,600	559,912
#*	Shobunsha Holdings, Inc.	47,400	220,904
	Shoei Co., Ltd.	97,000	2,953,921
#	Shoei Foods Corp.	38,900	1,411,957
	Shofu, Inc.	19,300	275,529
*	Shoko Co., Ltd.	44,000	253,661
	Showa Denko K.K.	715,300	12,162,727
#	Showa Sangyo Co., Ltd.	85,100	2,627,461
	Showa Shinku Co., Ltd.	17,400	229,213
	Sigma Koki Co., Ltd.	20,900	235,079
#	SIGMAXYZ, Inc.	71,100	1,037,792
	Siix Corp.	178,000	2,109,284
*	Silver Life Co., Ltd.	1,700	31,887
	Sinanen Holdings Co., Ltd.	38,300	1,110,268
	Sinfonia Technology Co., Ltd.	113,300	1,232,899
	Sinko Industries, Ltd.	81,600	1,144,585
	Sintokogio, Ltd.	214,000	1,476,848
*	SK-Electronics Co., Ltd.	58,500	623,899
	SKY Perfect JSAT Holdings, Inc.	828,800	3,538,136
#	Skylark Holdings Co., Ltd.	382,700	5,458,352
	SMC Corp.	6,200	3,297,812
	SMK Corp.	26,899	685,254
	SMS Co., Ltd.	270,300	7,958,205
	Snow Peak, Inc.	21,000	371,701
#	SNT Corp.	72,000	133,474
#	Soda Nikka Co., Ltd.	70,300	358,999
	Sodick Co., Ltd.	263,100	1,952,586
	Soft99 Corp.	11,800	113,660
	Softbank Corp.	449,000	5,225,221
	SoftBank Group Corp.	2,506,763	163,274,904
#	Softbrain Co., Ltd.	69,300	577,739
#	Softcreate Holdings Corp.	31,500	1,383,583
	Software Service, Inc.	7,300	786,549
	Sohgo Security Services Co., Ltd.	53,200	2,478,843
	Sojitz Corp.	2,586,400	5,691,186
	Soken Chemical & Engineering Co., Ltd.	26,900	363,416
	Solasto Corp.	210,100	2,564,713
	Soliton Systems K.K.	30,200	547,392
	Sompo Holdings, Inc.	247,200	9,229,428
	Sony Corp.	1,141,000	95,121,089

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Sony Corp., Sponsored ADR	344,389	$28,811,584
	Soshin Electric Co., Ltd.	30,300	113,366
	Sotetsu Holdings, Inc.	125,700	3,102,082
#	Sotoh Co., Ltd.	11,700	106,208
	Space Co., Ltd.	47,060	347,925
	Space Value Holdings Co., Ltd.	153,600	828,989
	Sparx Group Co., Ltd.	586,900	1,266,428
	SPK Corp.	20,800	243,045
	Sprix, Ltd.	7,800	66,337
	Square Enix Holdings Co., Ltd.	78,700	4,572,690
	SRA Holdings	60,600	1,317,552
	St Marc Holdings Co., Ltd.	94,500	1,346,919
	Stanley Electric Co., Ltd.	232,100	6,610,164
	Star Mica Holdings Co., Ltd.	49,500	667,055
	Star Micronics Co., Ltd.	95,500	1,282,364
	Starts Corp., Inc.	240,500	5,594,021
	Starzen Co., Ltd.	33,299	1,239,389
	St-Care Holding Corp.	78,100	490,452
	Stella Chemifa Corp.	53,900	1,508,972
	Step Co., Ltd.	29,100	404,734
	Strike Co., Ltd.	31,800	1,708,289
	Studio Alice Co., Ltd.	58,100	1,072,105
	Subaru Corp.	474,100	8,701,143
#	Subaru Enterprise Co., Ltd.	6,100	464,122
	Sugi Holdings Co., Ltd.	55,900	3,691,361
	Sugimoto & Co., Ltd.	42,100	822,199
	SUMCO Corp.	389,860	5,946,092
	Sumida Corp.	132,700	1,041,483
#	Suminoe Textile Co., Ltd.	27,000	507,258
#	Sumiseki Holdings, Inc.	290,600	348,820
	Sumitomo Bakelite Co., Ltd.	117,500	3,325,589
	Sumitomo Chemical Co., Ltd.	5,079,252	16,615,165
	Sumitomo Corp.	832,500	9,108,030
	Sumitomo Dainippon Pharma Co., Ltd.	260,300	3,050,979
	Sumitomo Densetsu Co., Ltd.	75,100	1,788,649
	Sumitomo Electric Industries, Ltd.	1,523,600	16,820,655
	Sumitomo Forestry Co., Ltd.	835,900	13,167,578
	Sumitomo Heavy Industries, Ltd.	453,896	9,728,475
	Sumitomo Metal Mining Co., Ltd.	362,300	11,261,637
	Sumitomo Mitsui Construction Co., Ltd.	1,157,880	4,468,757
	Sumitomo Mitsui Financial Group, Inc.	958,770	26,540,573
	Sumitomo Mitsui Trust Holdings, Inc.	267,073	7,180,904
	Sumitomo Osaka Cement Co., Ltd.	180,699	5,495,694
*	Sumitomo Precision Products Co., Ltd.	17,700	326,531
	Sumitomo Realty & Development Co., Ltd.	276,500	7,398,954
	Sumitomo Riko Co., Ltd.	226,300	1,154,363
	Sumitomo Rubber Industries, Ltd.	948,363	8,342,012
	Sumitomo Seika Chemicals Co., Ltd.	55,900	1,779,487
	Sumitomo Warehouse Co., Ltd. (The)	314,000	3,672,843
	Sun Frontier Fudousan Co., Ltd.	237,900	1,912,293
	Suncall Corp.	45,700	182,196
	Sundrug Co., Ltd.	102,500	3,806,008
	Suntory Beverage & Food, Ltd.	141,200	4,869,666
	Sun-Wa Technos Corp.	58,100	476,849
	Suruga Bank, Ltd.	321,900	1,051,240
	Sushiro Global Holdings, Ltd.	208,000	5,646,460
	Suzuken Co., Ltd.	114,020	4,116,194
#	Suzuki Co., Ltd.	62,300	404,649
	Suzuki Motor Corp.	424,300	18,222,706

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SWCC Showa Holdings Co., Ltd.	410,500	$4,569,178
	Sysmex Corp.	147,000	13,807,524
#	System Information Co., Ltd.	19,600	221,273
	System Research Co., Ltd.	1,200	18,095
	Systena Corp.	295,700	5,365,619
	Syuppin Co., Ltd.	78,300	638,860
	T Hasegawa Co., Ltd.	127,292	2,480,668
	T RAD Co., Ltd.	32,800	391,172
	T&D Holdings, Inc.	897,610	8,970,783
#	T&K Toka Co., Ltd.	76,300	595,179
	Tachibana Eletech Co., Ltd.	80,280	1,314,643
	Tachikawa Corp.	48,200	562,621
	Tachi-S Co., Ltd.	134,000	1,353,886
#	Tacmina Corp.	900	10,953
#	Tadano, Ltd.	527,421	4,036,667
	Taihei Dengyo Kaisha, Ltd.	82,400	1,780,341
	Taiheiyo Cement Corp.	507,336	11,908,229
	Taiheiyo Kouhatsu, Inc.	33,499	202,724
	Taiho Kogyo Co., Ltd.	82,100	415,233
	Taikisha, Ltd.	67,500	1,757,885
	Taiko Bank, Ltd. (The)	22,000	272,396
	Taisei Corp.	363,380	11,307,618
	Taisei Lamick Co., Ltd.	20,800	532,141
	Taisho Pharmaceutical Holdings Co., Ltd.	33,600	2,021,654
	Taiyo Holdings Co., Ltd.	50,500	2,643,814
	Taiyo Yuden Co., Ltd.	502,000	18,567,428
	Takachiho Koheki Co., Ltd.	17,200	157,077
	Takadakiko Co., Ltd.	1,800	42,155
	Takamatsu Construction Group Co., Ltd.	57,500	1,179,254
#	Takamatsu Machinery Co., Ltd.	8,700	53,167
	Takamiya Co., Ltd.	126,700	659,239
	Takano Co., Ltd.	37,300	211,755
	Takaoka Toko Co., Ltd.	63,274	611,867
#	Takara & Co., Ltd.	17,400	331,613
	Takara Bio, Inc.	23,100	629,045
	Takara Holdings, Inc.	64,200	647,153
#	Takara Leben Co., Ltd.	617,900	1,724,855
	Takara Standard Co., Ltd.	172,448	2,261,609
	Takasago International Corp.	64,400	1,260,726
	Takasago Thermal Engineering Co., Ltd.	155,100	2,056,228
	Takashima & Co., Ltd.	17,900	296,216
	Takashimaya Co., Ltd.	481,000	3,595,483
	Take And Give Needs Co., Ltd.	60,640	297,567
	TAKEBISHI Corp.	28,000	373,043
	Takeda Pharmaceutical Co., Ltd.	572,863	17,702,949
	Takeei Corp.	102,100	995,267
#	Takemoto Yohki Co., Ltd.	48,800	507,805
	Takeuchi Manufacturing Co., Ltd.	178,400	3,887,864
	Takihyo Co., Ltd.	13,600	223,791
	Takisawa Machine Tool Co., Ltd.	33,900	313,642
	Takuma Co., Ltd.	222,900	3,413,133
#	Tama Home Co., Ltd.	93,400	1,235,590
	Tamron Co., Ltd.	68,000	1,014,961
	Tamura Corp.	302,900	1,437,871
	Tanabe Consulting Co., Ltd.	1,000	13,217
#	Tanabe Engineering Corp.	22,500	158,408
	Tanseisha Co., Ltd.	116,249	786,573
	Taoka Chemical Co., Ltd.	1,300	150,775
	Tatsuta Electric Wire and Cable Co., Ltd.	199,100	1,073,283

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tayca Corp.	73,000	$972,857
	Tbk Co., Ltd.	99,000	396,543
	TBS Holdings, Inc.	123,300	1,904,058
#	TDC Soft, Inc.	43,400	414,770
	TDK Corp., Sponsored ADR	46,731	5,575,476
	TDK Corp.	324,000	38,102,603
	Tear Corp.	41,400	155,911
	TechMatrix Corp.	128,000	2,727,288
	TECHNO ASSOCIE Co., Ltd.	4,200	40,036
#	Techno Horizon Co., Ltd.	32,800	255,955
	Techno Medica Co., Ltd.	2,000	30,941
	Techno Ryowa, Ltd.	23,570	204,129
#	Techno Smart Corp.	32,100	271,032
	TechnoPro Holdings, Inc.	124,400	7,737,365
	Teijin, Ltd.	1,326,550	20,320,035
	Teikoku Electric Manufacturing Co., Ltd.	58,400	567,810
	Teikoku Sen-I Co., Ltd.	51,700	1,299,928
	Teikoku Tsushin Kogyo Co., Ltd.	40,400	437,542
	Tekken Corp.	60,299	1,127,108
	Tenma Corp.	78,800	1,377,928
	Tenox Corp.	6,000	48,141
#	Tenpos Holdings Co., Ltd.	16,300	296,787
	Teraoka Seisakusho Co., Ltd.	39,100	143,680
	Terumo Corp.	455,000	16,745,809
	T-Gaia Corp.	86,000	1,581,129
	THK Co., Ltd.	237,600	6,307,068
	Tigers Polymer Corp.	46,700	194,183
	TIS, Inc.	621,800	11,892,013
#	Titan Kogyo, Ltd.	3,800	62,752
	TKC Corp.	44,400	2,751,491
	Toa Corp.	93,700	739,660
	Toa Corp.	94,000	1,678,196
	Toa Oil Co., Ltd.	43,200	739,146
	TOA ROAD Corp.	22,500	772,685
	Toabo Corp.	24,400	107,386
	Toagosei Co., Ltd.	576,150	6,100,033
	Tobishima Corp.	130,440	1,325,163
	Tobu Railway Co., Ltd.	139,300	3,952,826
	TOC Co., Ltd.	189,700	1,156,511
#	Tocalo Co., Ltd.	388,800	3,875,687
	Tochigi Bank, Ltd. (The)	935,401	1,618,940
	Toda Corp.	856,200	4,890,843
*	Toda Kogyo Corp.	18,600	331,084
	Toei Animation Co., Ltd.	43,000	3,008,273
#	Toei Co., Ltd.	19,500	2,877,382
#	Toell Co., Ltd.	28,000	205,441
	Toenec Corp.	36,500	1,188,150
	Togami Electric Manufacturing Co., Ltd.	11,600	180,365
#	Toho Bank, Ltd. (The)	1,011,100	2,201,011
	Toho Chemical Industry Co., Ltd.	23,000	98,181
	Toho Co., Ltd.	36,200	1,433,550
#	Toho Co., Ltd.	29,800	511,660
#	Toho Gas Co., Ltd.	101,000	5,213,800
	Toho Holdings Co., Ltd.	279,000	5,159,695
#	Toho Titanium Co., Ltd.	188,100	1,127,288
#*	Toho Zinc Co., Ltd.	65,100	1,276,044
	Tohoku Bank, Ltd. (The)	40,500	399,550
	Tohoku Electric Power Co., Inc.	327,800	2,892,209
	Tohoku Steel Co., Ltd.	7,300	100,370

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tohokushinsha Film Corp.	12,200	$77,489
#	Tohto Suisan Co., Ltd.	8,800	327,835
	Tokai Carbon Co., Ltd.	694,600	7,884,515
	Tokai Corp.	69,800	1,361,621
	TOKAI Holdings Corp.	522,900	5,179,608
#	Tokai Lease Co., Ltd.	4,000	53,598
	Tokai Rika Co., Ltd.	359,400	5,632,105
	Tokai Tokyo Financial Holdings, Inc.	996,300	2,565,185
#	Token Corp.	40,770	3,068,157
	Tokio Marine Holdings, Inc.	292,512	13,073,741
#	Tokio Marine Holdings, Inc., ADR	61,104	2,752,735
	Tokushu Tokai Paper Co., Ltd.	42,138	1,759,843
	Tokuyama Corp.	434,299	9,679,071
*	Tokyo Base Co., Ltd.	71,900	277,243
	Tokyo Century Corp.	169,030	8,287,275
	Tokyo Dome Corp.	393,900	3,150,601
*	Tokyo Electric Power Co. Holdings, Inc.	1,394,212	3,597,590
	Tokyo Electron Device, Ltd.	36,400	1,069,562
	Tokyo Electron, Ltd.	132,700	35,618,116
	Tokyo Energy & Systems, Inc.	109,600	843,035
	Tokyo Gas Co., Ltd.	236,300	5,354,445
	Tokyo Individualized Educational Institute, Inc.	48,000	266,477
	Tokyo Keiki, Inc.	67,999	562,914
	Tokyo Kiraboshi Financial Group, Inc.	151,074	1,647,805
	Tokyo Ohka Kogyo Co., Ltd.	66,200	3,919,684
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	59,919
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	25,237
	Tokyo Rakutenchi Co., Ltd.	9,000	374,178
*	Tokyo Rope Manufacturing Co., Ltd.	77,399	352,421
#	Tokyo Sangyo Co., Ltd.	86,400	428,479
	Tokyo Seimitsu Co., Ltd.	137,900	4,652,947
#	Tokyo Steel Manufacturing Co., Ltd.	360,400	2,293,497
	Tokyo Tatemono Co., Ltd.	700,000	8,050,834
	Tokyo Tekko Co., Ltd.	30,400	556,876
	Tokyo Theatres Co., Inc.	38,800	453,845
	Tokyotokeiba Co., Ltd.	47,000	2,339,674
	Tokyu Construction Co., Ltd.	531,780	2,340,172
	Tokyu Corp.	313,300	3,717,194
	Tokyu Fudosan Holdings Corp.	1,885,594	8,239,702
#	Tokyu Recreation Co., Ltd.	8,364	394,270
	Toli Corp.	201,200	470,634
#	Tomato Bank, Ltd.	25,300	241,629
#	Tomen Devices Corp.	11,500	392,814
	Tomoe Corp.	136,200	450,688
#	Tomoe Engineering Co., Ltd.	36,100	671,921
*	Tomoegawa Co., Ltd.	24,800	216,752
	Tomoku Co., Ltd.	52,600	829,771
	TOMONY Holdings, Inc.	922,400	2,780,380
	Tomy Co., Ltd.	560,700	4,905,536
	Tonami Holdings Co., Ltd.	25,300	1,357,879
	Topcon Corp.	518,400	5,168,196
	Toppan Forms Co., Ltd.	239,000	2,293,135
	Toppan Printing Co., Ltd.	493,320	6,273,251
	Topre Corp.	216,800	2,179,224
*	Topy Industries, Ltd.	78,000	815,671
	Toray Industries, Inc.	1,855,600	8,396,409
	Torex Semiconductor, Ltd.	38,400	474,602
	Toridoll Holdings Corp.	200,000	2,534,682
	Torigoe Co., Ltd. (The)	44,500	430,304

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Torii Pharmaceutical Co., Ltd.	97,200	$2,759,719
#	Torikizoku Co., Ltd.	28,400	417,498
	Torishima Pump Manufacturing Co., Ltd.	90,400	681,820
	Tosei Corp.	152,000	1,523,143
	Toshiba Corp.	81,300	2,056,553
	Toshiba TEC Corp.	168,200	6,734,334
	Tosho Co., Ltd.	66,200	768,560
	Tosoh Corp.	1,048,700	16,999,043
	Totech Corp.	29,200	645,169
	Totetsu Kogyo Co., Ltd.	110,300	2,866,314
	TOTO, Ltd.	110,000	5,022,102
	Totoku Electric Co., Ltd.	16,300	360,960
	Tottori Bank, Ltd. (The)	37,800	402,138
	Toukei Computer Co., Ltd.	7,100	295,860
#	Tow Co., Ltd.	179,000	480,623
	Towa Bank, Ltd. (The)	219,700	1,446,527
	Towa Corp.	84,000	971,362
	Towa Pharmaceutical Co., Ltd.	151,800	2,811,443
	Toyo Construction Co., Ltd.	529,200	2,026,053
	Toyo Corp.	103,200	938,564
	Toyo Denki Seizo K.K.	36,500	386,094
*	Toyo Engineering Corp.	123,200	361,299
#	Toyo Gosei Co., Ltd.	27,500	2,700,350
	Toyo Ink SC Holdings Co., Ltd.	177,000	3,288,705
	Toyo Kanetsu K.K.	36,600	783,375
	Toyo Machinery & Metal Co., Ltd.	68,300	259,627
	Toyo Securities Co., Ltd.	347,300	384,145
	Toyo Seikan Group Holdings, Ltd.	344,200	3,215,660
	Toyo Sugar Refining Co., Ltd.	2,900	34,617
	Toyo Suisan Kaisha, Ltd.	48,800	2,428,570
	Toyo Tanso Co., Ltd.	65,700	1,108,521
	Toyo Tire Corp.	690,100	10,237,419
	Toyo Wharf & Warehouse Co., Ltd.	27,600	376,056
	Toyobo Co., Ltd.	543,977	7,252,548
	Toyoda Gosei Co., Ltd.	330,100	8,389,460
	Toyota Boshoku Corp.	385,300	5,596,801
	Toyota Industries Corp.	98,600	6,371,864
	Toyota Motor Corp., Sponsored ADR	328,031	43,067,190
	Toyota Motor Corp.	2,411,895	158,333,397
	Toyota Tsusho Corp.	403,546	11,261,073
	TPR Co., Ltd.	147,300	1,763,840
#*	Traders Holdings Co., Ltd.	57,919	224,067
	Trancom Co., Ltd.	44,000	3,161,566
	Transaction Co., Ltd.	39,600	346,967
	Trend Micro, Inc., Sponsored ADR	3,540	197,461
	Trend Micro, Inc.	170,000	9,522,569
	Tri Chemical Laboratories, Inc.	23,100	2,774,027
	Trinity Industrial Corp.	7,900	51,308
#	Trusco Nakayama Corp.	137,022	3,533,634
	TS Tech Co., Ltd.	216,600	5,995,219
	TSI Holdings Co., Ltd.	343,690	806,632
	Tsubaki Nakashima Co., Ltd.	182,800	1,352,034
	Tsubakimoto Chain Co.	134,700	2,990,982
	Tsubakimoto Kogyo Co., Ltd.	17,400	555,165
#*	Tsudakoma Corp.	17,999	147,982
	Tsugami Corp.	338,800	4,726,155
	Tsukada Global Holdings, Inc.	83,700	193,710
	Tsukamoto Corp. Co., Ltd.	3,700	43,637
	Tsukishima Kikai Co., Ltd.	128,000	1,525,572

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tsukuba Bank, Ltd.	671,000	$1,135,314
	Tsukui Holdings Corp.	329,400	1,646,007
	Tsumura & Co.	116,700	3,425,301
	Tsuruha Holdings, Inc.	43,400	6,077,083
	Tsurumi Manufacturing Co., Ltd.	76,800	1,294,507
	Tsutsumi Jewelry Co., Ltd.	45,800	1,028,844
#	Tsuzuki Denki Co., Ltd.	12,400	189,134
	TV Asahi Holdings Corp.	130,500	1,971,646
	Tv Tokyo Holdings Corp.	70,800	1,578,506
#	TYK Corp.	105,800	328,639
	UACJ Corp.	216,514	3,429,816
	Ube Industries, Ltd.	778,365	13,362,918
	Ubicom Holdings, Inc.	8,300	214,723
	Uchida Yoko Co., Ltd.	23,800	1,174,794
	Ulvac, Inc.	170,200	6,234,325
	Unicharm Corp.	84,800	3,923,772
*	Uniden Holdings Corp.	31,000	590,360
#	UNIMAT Retirement Community Co., Ltd.	19,900	182,231
	Union Tool Co.	22,900	676,857
	Unipres Corp.	243,600	1,886,971
	United Arrows, Ltd.	87,400	1,186,838
	United Super Markets Holdings, Inc.	218,600	2,351,534
	UNITED, Inc.	56,700	779,356
*	Unitika, Ltd.	321,900	1,060,750
*	Universal Entertainment Corp.	36,400	620,751
	Urbanet Corp. Co., Ltd.	127,800	314,945
	Usen-Next Holdings Co., Ltd.	33,500	430,540
	Ushio, Inc.	544,800	6,085,768
	USS Co., Ltd.	236,500	4,325,721
*	UT Group Co., Ltd.	109,200	3,402,550
	Utoc Corp.	44,100	198,132
#	V Technology Co., Ltd.	35,000	1,499,434
	Valor Holdings Co., Ltd.	261,200	6,434,653
	Valqua, Ltd.	78,700	1,319,479
#	Value HR Co., Ltd.	33,400	521,756
	ValueCommerce Co., Ltd.	74,800	2,369,978
	Valuence Holdings, Inc.	2,300	85,581
	V-Cube, Inc.	54,600	1,202,270
*	Vector, Inc.	111,300	948,751
	Vertex Corp.	35,560	552,390
#*	VIA Holdings, Inc.	64,900	165,630
*	Village Vanguard Co., Ltd.	23,000	230,004
	VINX Corp.	7,800	89,676
*	Vision, Inc.	105,600	916,608
#*	Visionary Holdings Co., Ltd.	41,670	126,925
	Vital KSK Holdings, Inc.	222,985	2,006,607
	VT Holdings Co., Ltd.	612,200	2,149,644
	Wacoal Holdings Corp.	232,100	4,207,235
	Wacom Co., Ltd.	245,000	1,610,633
*	Waida Manufacturing Co., Ltd.	2,900	26,221
	Wakachiku Construction Co., Ltd.	68,200	758,429
*	Wakamoto Pharmaceutical Co., Ltd.	9,000	21,134
	Wakita & Co., Ltd.	197,200	2,041,378
	Warabeya Nichiyo Holdings Co., Ltd.	86,400	1,235,929
#	Waseda Academy Co., Ltd.	1,400	12,968
#	Watahan & Co., Ltd.	96,000	1,205,988
#	WATAMI Co., Ltd.	39,200	358,136
	Watts Co., Ltd.	19,600	148,799
	Wavelock Holdings Co., Ltd.	19,300	130,510

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	WDB Holdings Co., Ltd.	35,600	$1,033,598
	Weathernews, Inc.	9,400	496,468
	Welbe, Inc.	13,900	203,733
	Welcia Holdings Co., Ltd.	120,688	4,729,919
	West Holdings Corp.	125,390	4,283,892
	West Japan Railway Co.	74,400	3,191,551
	Will Group, Inc.	100,000	744,274
	WIN-Partners Co., Ltd.	41,000	421,788
	Wood One Co., Ltd.	36,400	397,263
#	Workman Co., Ltd.	30,900	2,739,894
	World Holdings Co., Ltd.	48,200	978,356
	Wowow, Inc.	29,300	772,465
	Xebio Holdings Co., Ltd.	129,500	845,681
#	YAC Holdings Co., Ltd.	46,600	275,171
*	Yachiyo Industry Co., Ltd.	26,000	115,198
	Yahagi Construction Co., Ltd.	129,200	1,038,776
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	138,032
	Yakult Honsha Co., Ltd.	42,200	2,042,185
	YAKUODO Holdings Co., Ltd.	40,900	1,002,332
	YAMABIKO Corp.	177,440	2,226,144
	YAMADA Consulting Group Co., Ltd.	26,900	258,929
	Yamada Holdings Co., Ltd.	924,072	4,505,586
	Yamagata Bank, Ltd. (The)	152,699	1,885,446
	Yamaguchi Financial Group, Inc.	613,300	3,989,496
	Yamaha Corp.	63,600	3,014,969
	Yamaha Motor Co., Ltd.	841,500	12,031,785
	Yamaichi Electronics Co., Ltd.	130,600	1,674,597
	YA-MAN, Ltd.	116,600	1,659,300
	Yamanashi Chuo Bank, Ltd. (The)	134,900	1,099,442
	Yamashina Corp.	61,100	38,164
	Yamatane Corp.	59,500	775,852
	Yamato Corp.	77,600	530,761
	Yamato Holdings Co., Ltd.	250,300	6,625,558
	Yamato Kogyo Co., Ltd.	218,200	5,240,101
	Yamaura Corp.	24,100	207,254
	Yamaya Corp.	22,910	462,069
#	Yamazaki Baking Co., Ltd.	156,900	2,577,211
	Yamazen Corp.	190,600	1,867,928
	Yaoko Co., Ltd.	97,600	6,908,318
	Yashima Denki Co., Ltd.	36,900	321,274
	Yaskawa Electric Corp.	76,000	2,955,169
	Yasuda Logistics Corp.	75,700	676,763
#	Yasunaga Corp.	57,400	555,031
	Yellow Hat, Ltd.	155,800	2,557,033
	Yodogawa Steel Works, Ltd.	107,200	2,012,312
	Yokogawa Bridge Holdings Corp.	140,100	2,479,842
	Yokogawa Electric Corp.	311,300	4,576,528
	Yokohama Reito Co., Ltd.	276,300	2,234,581
	Yokohama Rubber Co., Ltd. (The)	668,800	9,606,900
	Yokowo Co., Ltd.	77,900	1,970,633
	Yomeishu Seizo Co., Ltd.	10,800	185,254
	Yomiuri Land Co., Ltd.	21,100	876,500
	Yondenko Corp.	9,180	197,550
	Yondoshi Holdings, Inc.	48,200	820,883
	Yorozu Corp.	113,500	1,225,776
	Yoshinoya Holdings Co., Ltd.	27,800	511,007
	Yotai Refractories Co., Ltd.	104,900	782,908
	Yuasa Funashoku Co., Ltd.	2,900	83,268
	Yuasa Trading Co., Ltd.	74,100	2,111,022

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yuken Kogyo Co., Ltd.	13,300	$182,736
#	Yumeshin Holdings Co., Ltd.	195,400	1,371,219
	Yurtec Corp.	224,000	1,355,430
	Yushiro Chemical Industry Co., Ltd.	42,100	520,446
	Yutaka Foods Corp.	4,000	67,857
	Yutaka Giken Co., Ltd.	1,000	14,013
	Z Holdings Corp.	1,061,100	7,399,113
	Zaoh Co., Ltd.	18,400	243,926
#	Zenitaka Corp. (The)	11,800	528,588
	Zenkoku Hosho Co., Ltd.	172,600	6,806,987
	Zenrin Co., Ltd.	156,750	1,722,170
	Zensho Holdings Co., Ltd.	314,597	7,351,847
	Zeon Corp.	649,700	7,904,527
	ZIGExN Co., Ltd.	239,500	712,617
	ZOZO, Inc.	306,900	7,785,405
	Zuiko Corp.	49,700	496,565

TOTAL JAPAN			6,251,531,925

NETHERLANDS — (3.4%)
	Aalberts NV	609,517	20,448,752
*Ω	ABN AMRO Bank NV	829,982	6,817,691
*	Accell Group NV	128,514	3,470,403
*Ω	Adyen NV	5,724	9,620,574
#	Aegon NV	4,463,091	12,005,789
#	Aegon NV	336,746	909,214
	Akzo Nobel NV	436,938	42,028,288
#*	Altice Europe NV	976,115	4,799,221
*	Altice Europe NV, Class B	51,303	253,297
	AMG Advanced Metallurgical Group NV	106,043	1,908,861
	Amsterdam Commodities NV	95,850	1,997,526
	APERAM SA	343,843	9,227,596
#*	Arcadis NV	379,883	8,827,334
#*	ArcelorMittal SA	966,770	13,148,075
	ASM International NV	213,813	30,539,085
	ASML Holding NV	109,259	39,530,219
	ASML Holding NV	180,590	65,230,914
	ASR Nederland NV	385,957	11,712,050
*Ω	Basic-Fit NV	50,501	1,225,270
	BE Semiconductor Industries NV	534,542	21,538,684
#*	Beter Bed Holding NV	55,202	237,458
*	Boskalis Westminster	420,927	8,464,262
#*	Brunel International NV	74,721	529,764
	Coca-Cola European Partners P.L.C.	168,427	6,006,174
	Corbion NV	374,930	17,028,437
Ω	Flow Traders	226,794	7,433,785
	ForFarmers NV	131,430	768,367
#*	Fugro NV	348,210	1,328,870
*Ω	GrandVision NV	218,386	6,070,837
#*	Heijmans NV	125,970	1,067,589
	Heineken NV	280,727	24,849,265
*	Hunter Douglas NV	9,100	525,460
	IMCD NV	115,234	13,337,298
#*	ING Groep NV, Sponsored ADR	623,505	4,252,304
*	ING Groep NV	2,687,691	18,409,923
Ω	Intertrust NV	80,587	1,249,495
#*	Kendrion NV	74,659	1,340,189
	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	367,347
	Koninklijke Ahold Delhaize NV	3,769,401	103,341,020
*	Koninklijke BAM Groep NV	1,424,685	1,765,547

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke DSM NV	259,798	$41,548,838
	Koninklijke KPN NV	10,268,511	27,732,982
*	Koninklijke Philips NV	42,317	1,959,986
#*	Koninklijke Philips NV	500,684	23,281,779
	Koninklijke Vopak NV	342,700	17,798,599
	Nedap N.V.	23,644	1,228,606
	NN Group NV	608,315	21,169,928
*	OCI NV	313,760	3,756,260
*	Ordina NV	514,156	1,383,821
*	PostNL NV	1,735,422	5,755,914
	Prosus N.V.	179,531	17,923,648
*	Randstad NV	634,893	31,678,953
#	SBM Offshore NV	946,170	15,290,279
*Ω	Signify NV	605,704	21,499,661
*	Sligro Food Group NV	113,515	1,623,987
#	SNS NV	262,485	0
	TKH Group NV	238,777	7,688,321
*	TomTom NV	330,780	2,222,469
	Unilever NV	399,547	22,598,378
#	Unilever NV	796,683	44,911,995
	Van Lanschot Kempen NV	66,151	1,324,034
	Wolters Kluwer NV	580,125	46,970,784

TOTAL NETHERLANDS			882,961,456

NEW ZEALAND — (0.6%)
*	a2 Milk Co., Ltd. (The)	1,472,795	14,261,324
*	Abano Healthcare Group, Ltd.	13,329	38,030
*	Air New Zealand, Ltd.	4,509,612	4,229,226
	Arvida Group, Ltd.	102,348	118,311
*	Auckland International Airport, Ltd.	882,798	4,083,716
	Chorus, Ltd.	2,052,557	11,413,802
	Chorus, Ltd., ADR	10,487	293,531
#*	Comvita, Ltd.	26,297	57,364
#	Contact Energy, Ltd.	816,885	3,982,553
	EBOS Group, Ltd.	322,374	5,487,263
#*	Eroad, Ltd.	30,986	84,107
	Fisher & Paykel Healthcare Corp., Ltd.	810,394	18,747,964
*	Fletcher Building, Ltd.	1,521,656	4,120,833
	Fletcher Building, Ltd.	94,146	255,776
#	Fonterra Co-operative Group, Ltd.	174,954	533,456
	Freightways, Ltd.	480,458	2,666,324
	Genesis Energy, Ltd.	1,333,272	2,732,566
#	Gentrack Group, Ltd.	111,983	89,667
#	Hallenstein Glasson Holdings, Ltd.	87,955	356,323
	Heartland Group Holdings, Ltd.	1,584,057	1,403,021
	Infratil, Ltd.	1,820,707	6,519,934
*	Kathmandu Holdings, Ltd.	625,339	482,006
	Mainfreight, Ltd.	307,420	10,961,664
#	Mercury NZ, Ltd.	559,819	1,979,160
#	Meridian Energy, Ltd.	591,256	2,072,249
*	Metlifecare, Ltd.	474,165	1,881,107
*	New Zealand Refining Co., Ltd. (The)	356,424	132,121
#*	NZME, Ltd.	1,016,313	400,942
#	NZX, Ltd.	491,691	558,859
	Oceania Healthcare, Ltd.	16,109	14,355
*	Pacific Edge, Ltd.	20,054	9,536
	PGG Wrightson, Ltd.	15,190	29,644
#	Port of Tauranga, Ltd.	493,999	2,364,031
*	Pushpay Holdings, Ltd.	100,550	604,831

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
*	Restaurant Brands New Zealand, Ltd.	104,488	$819,715
#	Ryman Healthcare, Ltd.	499,764	4,624,854
	Sanford, Ltd.	47,374	173,840
	Scales Corp., Ltd.	251,949	844,163
	Skellerup Holdings, Ltd.	462,083	940,759
*	SKY Network Television, Ltd.	16,693,048	1,642,570
	SKYCITY Entertainment Group, Ltd.	2,810,731	5,200,786
	Spark New Zealand, Ltd.	3,515,983	10,434,258
#	Steel & Tube Holdings, Ltd.	731,601	294,640
	Summerset Group Holdings, Ltd.	1,109,214	7,622,009
*	Synlait Milk, Ltd.	123,799	435,849
#*	Tourism Holdings, Ltd.	721,857	1,067,954
*	TOWER, Ltd.	1,358,907	511,845
#	Trustpower, Ltd.	141,110	660,285
	Vector, Ltd.	418,712	1,162,439
*	Vista Group International, Ltd.	5,893	5,864
	Warehouse Group, Ltd. (The)	195,063	307,908
	Z Energy, Ltd.	1,694,807	3,167,183

TOTAL NEW ZEALAND			142,882,517

NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	2,153,116	1,148,951
#*	Adevinta ASA, Class B	47,090	728,866
	AF Gruppen ASA	38,378	623,587
#*	Akastor ASA	705,716	509,466
	Aker ASA, Class A	34,855	1,403,264
#	Aker BP ASA	318,898	4,966,309
*	Aker Carbon Capture A/S	315,580	232,719
#*	Aker Solutions ASA	586,527	573,914
	American Shipping Co. ASA	229,754	668,817
*	Archer, Ltd.	97,292	21,927
*	Atea ASA	375,218	4,359,584
	Austevoll Seafood ASA	403,053	2,745,397
#Ω	Avance Gas Holding, Ltd.	305,881	873,434
#*	Axactor SE	516,622	395,533
*	B2Holding ASA	20,414	13,303
*	Bakkafrost P/F	32,862	1,879,925
	Bonheur ASA	99,039	2,095,250
	Borregaard ASA	499,645	6,693,090
#*	BW Energy, Ltd.	150,375	233,074
Ω	BW LPG, Ltd.	588,577	2,576,800
	BW Offshore, Ltd.	647,507	1,558,211
*	DNB ASA	945,566	12,769,668
#	DNO ASA	3,159,583	1,313,983
Ω	Entra ASA	167,107	2,184,590
	Equinor ASA	1,582,273	20,189,343
#	Equinor ASA, Sponsored ADR	567,569	7,281,910
Ω	Europris ASA	551,975	2,869,078
Ω	Fjordkraft Holding ASA	22,615	186,252
#	FLEX LNG, Ltd.	41,173	265,017
#	Frontline, Ltd.	358,128	1,987,546
	Gjensidige Forsikring ASA	103,210	1,966,666
*	Golar LNG, Ltd.	19,800	149,490
	Golden Ocean Group, Ltd.	8,690	28,252
	Grieg Seafood ASA	355,593	2,515,127
#*	Hexagon Composites ASA	222,565	1,018,643
#	Hoegh LNG Holdings, Ltd.	33,388	39,401
	Itera ASA	52,344	74,379
#*	Kongsberg Automotive ASA	18,124,103	348,206

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kongsberg Gruppen ASA	110,745	$1,799,533
*	Kvaerner ASA	714,182	556,295
	Leroy Seafood Group ASA	287,244	1,349,241
#	Mowi ASA	438,512	6,927,587
*	NEL ASA	1,912,997	3,661,439
*	Nordic Nanovector ASA	56,294	82,236
*	Nordic Semiconductor ASA	114,609	1,205,522
*	Norsk Hydro ASA	2,263,338	6,360,805
	Norway Royal Salmon ASA	75,302	1,618,565
*	Norwegian Finans Holding ASA	559,086	4,028,850
	Norwegian Property ASA	9,501	11,170
#	Ocean Yield ASA	301,304	669,962
#*	Odfjell Drilling, Ltd.	352,086	370,948
*	Odfjell SE, Class A	47,975	105,607
*	Olav Thon Eiendomsselskap ASA	20,943	291,380
	Orkla ASA	365,420	3,449,495
#*	Otello Corp. ASA	442,371	893,420
*	Panoro Energy ASA	50,276	47,714
#*	PGS ASA	1,860,752	462,739
*	Protector Forsikring ASA	190,142	901,875
#*	REC Silicon ASA	1,662,567	1,775,384
*	Salmar ASA	75,927	3,855,603
*Ω	Sbanken ASA	66,959	426,970
#Ω	Scatec Solar ASA	236,924	5,241,158
#*	Schibsted ASA, Class A	43,207	1,766,211
*	Schibsted ASA, Class B	46,370	1,673,158
	Selvaag Bolig ASA	187,665	936,088
*	Solon Eiendom ASA	46,042	154,808
*	SpareBank 1 SR-Bank ASA	591,179	4,714,627
#	Stolt-Nielsen, Ltd.	126,582	1,170,575
*	Storebrand ASA	1,679,129	8,861,351
*	Subsea 7 SA	796,237	5,288,168
	Telenor ASA	526,041	8,128,533
#	TGS NOPEC Geophysical Co. ASA	427,417	3,943,160
	Tomra Systems ASA	327,758	13,237,057
	Treasure ASA	264,434	430,228
*	Veidekke ASA	304,028	3,503,902
*	Wallenius Wilhelmsen ASA	181,598	346,508
	Wilh Wilhelmsen Holding ASA, Class A	48,941	724,730
*Ω	XXL ASA	304,506	695,964
	Yara International ASA	216,845	7,588,589

TOTAL NORWAY			198,746,127

PORTUGAL — (0.2%)
#	Altri SGPS SA	501,595	1,939,088
#*	Banco Comercial Portugues SA, Class R	19,365,605	1,702,974
*	Banco Espirito Santo SA	3,375,184	0
#*	CTT-Correios de Portugal SA	546,469	1,337,059
	EDP—Energias de Portugal SA	1,513,448	7,465,337
#	EDP—Energias de Portugal SA, Sponsored ADR	7,202	357,219
	EDP Renovaveis SA	529,225	10,060,937
	Galp Energia SGPS SA	833,384	6,768,064
	Jeronimo Martins SGPS SA	640,853	10,179,125
#*	Mota-Engil SGPS SA	644,243	823,709
	Navigator Co. SA (The)	1,098,411	2,420,130
	NOS SGPS SA	1,575,603	5,414,985
	Novabase SGPS SA	12,258	45,206
	REN—Redes Energeticas Nacionais SGPS SA	1,006,275	2,643,064
	Semapa-Sociedade de Investimento e Gestao	163,493	1,228,759

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	4,666,221	$2,750,408

TOTAL PORTUGAL			55,136,064

SINGAPORE — (0.8%)
*	Abterra, Ltd.	189,000	1,010
	Accordia Golf Trust	1,937,600	20,331
	AEM Holdings, Ltd.	954,600	2,362,907
	Amara Holdings, Ltd.	248,000	62,604
	Ascendas India Trust	1,689,300	1,609,277
#	Avarga, Ltd.	1,027,400	177,534
#*	Banyan Tree Holdings, Ltd.	674,600	118,558
#	Best World International, Ltd.	1,252,500	231,804
*	Bonvests Holdings, Ltd.	51,600	31,875
#	Boustead Projects, Ltd.	147,404	79,593
#	Boustead Singapore, Ltd.	1,206,267	618,766
#	Bukit Sembawang Estates, Ltd.	554,000	1,447,455
	Bund Center Investment, Ltd.	316,000	121,226
	CapitaLand, Ltd.	2,071,800	3,898,685
#	Centurion Corp., Ltd.	1,091,800	255,585
#	China Aviation Oil Singapore Corp., Ltd.	1,190,400	801,732
#	China Sunsine Chemical Holdings, Ltd.	3,162,900	914,903
#	Chip Eng Seng Corp., Ltd.	2,240,000	705,682
	City Developments, Ltd.	771,400	3,582,282
	Civmec, Ltd.	303,700	88,443
	ComfortDelGro Corp., Ltd.	5,360,269	5,301,634
*	COSCO Shipping International Singapore Co., Ltd.	1,479,200	198,388
*	Creative Technology, Ltd.	27,000	47,072
#	CSE Global, Ltd.	1,460,500	467,242
#	Dairy Farm International Holdings, Ltd.	363,900	1,370,748
	DBS Group Holdings, Ltd.	1,190,470	17,733,064
#	Del Monte Pacific, Ltd.	1,429,282	130,897
	Delfi, Ltd.	192,800	90,418
*	DMX Technologies Group, Ltd.	256,000	0
#*	Ezion Holdings, Ltd.	4,315,348	25,590
#*	Ezra Holdings, Ltd.	4,220,695	6,365
	Far East Orchard, Ltd.	628,636	451,071
	First Resources, Ltd.	2,627,600	2,330,915
	Food Empire Holdings, Ltd.	941,600	400,472
	Fragrance Group, Ltd.	1,448,000	120,051
	Frasers Property, Ltd.	1,089,100	868,957
#	Frencken Group, Ltd.	1,531,700	1,061,072
	Fu Yu Corp., Ltd.	2,511,800	423,028
*	Gallant Venture, Ltd.	2,485,000	227,528
	Genting Singapore, Ltd.	3,336,600	1,575,595
#*	Geo Energy Resources, Ltd.	3,320,700	247,948
	GK Goh Holdings, Ltd.	14,200	7,667
	GL, Ltd.	1,524,400	547,351
	Golden Agri-Resources, Ltd.	26,025,369	2,690,485
*	Golden Energy & Resources, Ltd.	673,700	74,764
	GP Industries, Ltd.	174,000	66,391
#	Great Eastern Holdings, Ltd.	49,000	638,246
	GSH Corp., Ltd.	52,560	6,849
	GuocoLand, Ltd.	817,821	875,370
#*	Halcyon Agri Corp., Ltd.	865,546	155,383
	Haw Par Corp., Ltd.	55,800	383,147
	Hiap Hoe, Ltd.	128,000	57,670
#	Hi-P International, Ltd.	792,700	701,564
	Ho Bee Land, Ltd.	936,500	1,596,451
#	Hong Fok Corp., Ltd.	1,560,588	731,240

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hong Leong Asia, Ltd.	2,852,000	$983,984
	Hong Leong Finance, Ltd.	14,300	23,563
	Hongkong Land Holdings, Ltd.	1,103,700	4,051,855
	Hotel Grand Central, Ltd.	179,659	121,790
	Hour Glass, Ltd.. (The)	282,700	144,931
	Hutchison Port Holdings Trust	22,938,300	3,328,714
	Hwa Hong Corp., Ltd.	280,000	57,299
#*	Hyflux, Ltd.	2,064,700	27,099
#	iFAST Corp., Ltd.	361,000	975,379
#*	Indofood Agri Resources, Ltd.	10,819,700	2,254,944
	InnoTek, Ltd.	87,000	30,008
#	Japfa, Ltd.	3,243,580	1,532,303
	Jardine Cycle & Carriage, Ltd.	158,597	2,063,052
	Jurong Technologies Industrial Corp., Ltd.	213,200	0
#*	k1 Ventures, Ltd.	657,240	0
	Keppel Corp., Ltd.	2,274,100	7,307,735
	Keppel Infrastructure Trust	7,820,050	3,125,192
	KSH Holdings, Ltd.	555,650	125,963
#	Lian Beng Group, Ltd.	1,715,700	495,206
#	Low Keng Huat Singapore, Ltd.	293,000	84,059
	Lum Chang Holdings, Ltd.	192,900	48,726
*	Mandarin Oriental International, Ltd.	81,600	149,204
#	Metro Holdings, Ltd.	1,525,000	759,949
	Mewah International, Inc.	47,900	8,577
#*	Midas Holdings, Ltd.	4,664,147	122,925
*	mm2 Asia, Ltd.	1,318,000	167,244
	NetLink NBN Trust	1,211,700	852,786
	NSL, Ltd.	75,000	36,836
	Olam International, Ltd.	1,579,900	1,482,153
	OUE, Ltd.	1,353,000	1,109,321
	Oversea-Chinese Banking Corp., Ltd.	2,139,454	13,195,609
#	Oxley Holdings, Ltd.	5,425,333	834,726
	Pan-United Corp., Ltd.	335,000	66,284
	Penguin International, Ltd.	479,533	144,262
#	Q&M Dental Group Singapore, Ltd.	388,700	130,912
	QAF, Ltd.	1,193,765	761,127
#*	Raffles Education Corp., Ltd.	13,571,227	1,289,125
	Raffles Medical Group, Ltd.	1,133,963	639,713
#	Riverstone Holdings, Ltd.	725,600	2,021,438
	SATS, Ltd.	1,746,292	3,808,371
#	SBS Transit, Ltd.	59,400	123,990
	Sembcorp Industries, Ltd.	5,898,800	6,827,606
*	Sembcorp Marine, Ltd.	34,969,606	3,074,724
	Sheng Siong Group, Ltd.	2,602,700	3,181,172
#	SHS Holdings, Ltd.	948,600	112,461
	SIA Engineering Co., Ltd.	257,300	307,133
	SIIC Environment Holdings, Ltd.	3,411,980	452,029
#	Sinarmas Land, Ltd.	4,408,800	535,088
	Sing Holdings, Ltd.	392,300	104,920
	Singapore Airlines, Ltd.	6,692,000	16,606,968
	Singapore Exchange, Ltd.	1,174,700	7,450,359
	Singapore Post, Ltd.	3,461,416	1,687,647
#	Singapore Press Holdings, Ltd.	2,234,200	1,618,466
	Singapore Reinsurance Corp., Ltd.	55,000	11,384
	Singapore Shipping Corp., Ltd.	137,000	23,413
#	Singapore Technologies Engineering, Ltd.	2,281,400	5,831,986
	Singapore Telecommunications, Ltd.	5,059,750	7,521,431
	Stamford Land Corp., Ltd.	1,218,300	263,512
#	StarHub, Ltd.	2,486,410	2,129,633

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Straits Trading Co., Ltd.	14,800	$16,834
	Sunningdale Tech, Ltd.	847,580	963,724
*	SunVic Chemical Holdings, Ltd.	638,600	1,917
#*	Swiber Holdings, Ltd.	1,301,500	19,437
	Tiong Woon Corp. Holding, Ltd.	160,750	46,492
#	Tuan Sing Holdings, Ltd.	3,548,818	754,248
	UMS Holdings, Ltd.	2,151,287	1,481,693
	United Industrial Corp., Ltd.	542,123	865,531
	United Overseas Bank, Ltd.	967,889	13,448,281
	United Overseas Insurance, Ltd.	1,900	8,935
	UOB-Kay Hian Holdings, Ltd.	716,215	693,010
#	UOL Group, Ltd.	1,397,988	6,372,298
#	Valuetronics Holdings, Ltd.	2,771,960	1,136,107
	Venture Corp., Ltd.	888,900	12,530,612
	Vicom, Ltd.	9,600	14,144
	Wee Hur Holdings, Ltd.	917,300	132,268
	Wilmar International, Ltd.	507,000	1,500,997
	Wing Tai Holdings, Ltd.	2,209,124	2,895,263
#	Yangzijiang Shipbuilding Holdings, Ltd.	6,368,200	4,287,377
	Yeo Hiap Seng, Ltd.	63,135	33,251

TOTAL SINGAPORE			218,169,590

SPAIN — (1.8%)
#	Acciona SA	186,892	18,882,924
*	Acerinox SA	683,144	5,422,992
	ACS Actividades de Construccion y Servicios SA	601,608	14,300,653
#*	Adveo Group International SA	60,568	6,412
*Ω	Aena SME SA	73,162	9,857,536
	Alantra Partners SA	1,298	16,595
	Almirall SA	241,741	2,585,637
	Amadeus IT Group SA	356,233	16,973,132
#*	Amper SA	3,841,033	782,453
*	Applus Services SA	733,583	5,750,183
	Atresmedia Corp. de Medios de Comunicacion SA	457,136	1,198,192
*	Azkoyen SA	55,415	263,415
	Banco Bilbao Vizcaya Argentaria SA	2,786,482	8,039,424
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	540,209	1,561,204
	Banco de Sabadell SA	20,917,756	6,401,007
*	Banco Santander SA	13,201,643	26,437,019
#*	Banco Santander SA, Sponsored ADR	417,415	839,004
	Bankia SA	2,116,832	2,604,081
	Bankinter SA	1,190,116	4,472,627
	CaixaBank SA	4,714,766	8,602,514
#*	Caja de Ahorros del Mediterraneo	21,176	0
Ω	Cellnex Telecom SA	176,071	11,302,165
	Cia de Distribucion Integral Logista Holdings SA	254,164	4,291,163
	CIE Automotive SA	310,423	6,075,122
*	Construcciones y Auxiliar de Ferrocarriles SA	73,151	2,317,547
	Ebro Foods SA	175,748	3,934,977
#*	eDreams ODIGEO SA	208,893	540,630
	Elecnor SA	48,049	490,422
	Enagas SA	962,875	20,782,473
#*	Ence Energia y Celulosa SA	783,082	1,749,130
	Endesa SA	348,482	9,349,503
	Ercros SA	711,393	1,476,402
Ω	Euskaltel SA	429,723	4,085,883
	Faes Farma SA	1,207,964	4,552,308
	Ferrovial SA	122,591	2,655,014
	Fluidra SA	170,867	3,087,434

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Fomento de Construcciones y Contratas SA	44,152	$373,663
Ω	Gestamp Automocion SA	16,141	49,359
Ω	Global Dominion Access SA	496,169	1,765,131
#	Grifols SA	283,085	7,650,137
	Grupo Catalana Occidente SA	109,239	2,520,155
#	Grupo Empresarial San Jose SA	85,660	400,475
#*	Grupo Ezentis SA	788,396	210,892
	Iberdrola SA	8,110,077	95,760,355
	Iberpapel Gestion SA	6,469	119,674
#*	Indra Sistemas SA	820,851	4,922,777
#	Industria de Diseno Textil SA	682,305	16,845,649
*	Laboratorios Farmaceuticos Rovi SA	4,602	164,130
*	Liberbank SA	7,661,199	2,050,087
	Mapfre SA	3,042,004	4,589,845
*	Mediaset Espana Comunicacion SA	1,212,258	4,052,838
*	Melia Hotels International SA	433,190	1,605,483
*Ω	Metrovacesa S.A.	1,400	7,892
	Miquel y Costas & Miquel SA	121,816	1,667,648
	Naturgy Energy Group SA	717,090	13,322,196
*Ω	Neinor Homes SA	5,524	66,690
#*	Obrascon Huarte Lain SA	720,003	484,235
	Pharma Mar SA	14,264	1,914,945
	Prim SA	5,935	61,537
*	Promotora de Informaciones SA, Class A	1,379,203	1,030,548
	Prosegur Cia de Seguridad SA	1,241,277	2,843,217
*	Quabit Inmobiliaria SA	49,427	18,788
#*	Realia Business SA	722,094	513,576
	Red Electrica Corp. SA	743,271	13,092,337
	Repsol SA, Sponsored ADR	104,826	662,503
	Repsol SA	2,151,134	13,504,959
#	Sacyr SA	2,121,814	3,608,372
	Siemens Gamesa Renewable Energy SA	225,868	6,409,972
*	Solaria Energia y Medio Ambiente SA	120,563	2,345,640
*Ω	Talgo SA	291,387	1,036,927
*	Tecnicas Reunidas SA	84,086	674,292
#	Telefonica SA, Sponsored ADR	247,484	821,647
	Telefonica SA	5,022,890	16,339,615
#*	Tubacex SA	311,537	344,677
*Ω	Unicaja Banco SA	477,001	305,435
	Vidrala SA	60,822	5,808,905
	Viscofan SA	277,148	18,711,093
*	Vocento SA	126,195	92,957
	Zardoya Otis SA	640,423	3,912,318

TOTAL SPAIN			464,370,748

SWEDEN — (3.0%)
*	AAK AB	131,564	2,560,524
Ω	AcadeMedia AB	36,901	296,958
*	Adapteo Oyj	216,372	1,987,372
*	AddLife AB, Class B	125,452	1,885,185
*	AddNode Group AB	809	19,963
	AddTech AB, Class B	790,340	8,734,106
*	AF Poyry AB	324,520	7,415,444
*	Alfa Laval AB	436,424	8,864,552
#Ω	Alimak Group AB	76,384	939,726
*	Arise AB	17,365	67,136
	Arjo AB, Class B	693,317	4,928,510
	Assa Abloy AB, Class B	181,740	3,895,136
#	Atlas Copco AB, Class A	564,146	24,902,057

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Atlas Copco AB, Class B	327,827	$12,560,947
	Atrium Ljungberg AB, Class B	124,107	2,004,963
*Ω	Attendo AB	88,134	403,837
	Avanza Bank Holding AB	371,655	7,078,655
	Axfood AB	271,797	6,317,422
	Beijer Alma AB	155,452	2,027,927
*	Beijer Electronics Group AB	9,204	36,229
	Beijer Ref AB	160,799	4,452,007
	Bergman & Beving AB	126,274	1,135,812
	Betsson AB	768,863	5,858,362
*	Bilia AB, Class A	686,833	9,135,976
	BillerudKorsnas AB	577,185	9,016,248
	BioGaia AB, Class B	90,115	4,276,180
*	Biotage AB	219,606	3,657,941
*	Bjorn Borg AB	73,618	123,003
	Boliden AB	746,303	20,351,010
*	Bonava AB, Class B	257,539	2,001,404
Ω	Bravida Holding AB	98,516	1,135,887
*	Bufab AB	126,094	1,878,988
*	Bulten AB	90,673	759,727
	Bure Equity AB	304,205	8,827,319
*	Byggmax Group AB	428,825	2,119,134
	Castellum AB	240,884	5,015,365
	Catena AB	48,763	1,984,627
*	Clas Ohlson AB, Class B	174,296	1,542,221
*	Cloetta AB, Class B	1,150,942	2,705,194
#*	Collector AB	96,549	156,170
*	Concentric AB	239,555	3,969,234
*Ω	Coor Service Management Holding AB	81,466	523,452
	Dios Fastigheter AB	329,506	2,307,079
*Ω	Dometic Group AB	1,027,023	11,101,580
*	Doro AB	98,776	461,218
*	Duni AB	127,055	1,112,066
Ω	Dustin Group AB	265,651	1,689,453
	Eastnine AB	116,308	1,431,281
*	Elanders AB, Class B	17,769	160,801
#	Electrolux AB, Class B	644,335	14,528,707
*	Electrolux Professional AB, Class B	651,360	2,455,475
	Elekta AB, Class B	454,631	5,317,362
*Ω	Eltel AB	76,428	177,652
*	Enea AB	46,263	827,003
	Epiroc AB, Class A	553,643	8,266,779
	Epiroc AB, Class B	327,620	4,690,089
	Essity AB, Class A	28,522	863,823
#	Essity AB, Class B	650,088	18,815,687
*	eWork Group AB	24,860	204,269
	Fabege AB	175,437	2,215,224
*	Fagerhult AB	133,282	602,600
#*	Fastighets AB Balder, Class B	99,308	4,673,800
#*	Fenix Outdoor International AG	4,472	463,909
*	Ferronordic AB	2,850	47,400
#*	Fingerprint Cards AB, Class B	34,018	57,376
	Getinge AB, Class B	437,177	8,559,912
#*	Granges AB	448,245	4,043,237
*	Gunnebo AB	423,438	1,178,077
*	Haldex AB	233,267	950,797
#	Hennes & Mauritz AB, Class B	699,905	11,379,335
*	Hexagon AB, Class B	59,984	4,396,658
*	Hexpol AB	652,920	5,750,511

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	HMS Networks AB	25,383	$555,948
#*Ω	Hoist Finance AB	363,973	1,299,915
	Holmen AB, Class B	253,123	9,585,621
	Hufvudstaden AB, Class A	156,396	2,041,776
*	Humana AB	14,706	87,463
	Husqvarna AB, Class A	104,942	1,061,048
	Husqvarna AB, Class B	1,103,828	11,382,234
#	ICA Gruppen AB	96,414	4,564,079
*	Indutrade AB	206,190	10,439,182
#	International Petroleum Corp.	370,264	578,060
#	Intrum AB	264,978	6,475,248
	INVISIO AB	1,877	33,770
*	Inwido AB	294,078	3,111,919
#*	ITAB Shop Concept AB, Class B	23,230	33,297
	JM AB	390,280	11,271,234
	Karnov Group AB	2,005	12,312
	Kindred Group P.L.C.	841,467	6,401,165
#	Klovern AB, Class B	2,084,010	3,175,562
*	KNOW IT AB	133,891	3,663,152
	Kungsleden AB	580,470	4,925,752
	Lagercrantz Group AB, Class B	714,882	4,406,151
Ω	LeoVegas AB	19,228	64,329
	Lifco AB, Class B	34,666	2,537,606
	Lindab International AB	375,471	5,796,353
*	Loomis AB	547,033	12,200,914
#	Lundin Energy AB	188,014	3,594,232
*	Medicover AB	1,309	18,077
*	Medivir AB, Class B	70,522	111,456
#*	Mekonomen AB	203,996	1,978,243
	Midsona AB, Class B	1,874	13,556
#	Millicom International Cellular SA	196,558	5,772,751
	MIPS AB	13,971	601,018
*	Modern Times Group MTG AB, Class B	127,839	1,702,626
*	Momentum Group AB, Class B	110,949	1,523,072
#	Mycronic AB	284,010	5,992,206
*	NCC AB, Class B	59,733	951,989
*	Nederman Holding AB	5,515	74,226
#*	Net Insight AB, Class B	554,021	114,083
*	New Wave Group AB, Class B	290,905	1,312,443
*	Nibe Industrier AB, Class B	176,797	4,257,061
*	Nobia AB	654,068	3,942,334
*Ω	Nobina AB	766,322	4,202,235
*	Nolato AB, Class B	129,594	10,779,120
*	Nordic Entertainment Group AB, Class B	36,222	1,293,047
*Ω	Nordic Waterproofing Holding A.S	44,429	609,857
	NP3 Fastigheter AB	23,231	270,732
*	Nyfosa AB	464,000	3,836,460
*	OEM International AB, Class B	15,561	473,353
*	Orexo AB	2,136	11,614
#*	Pandox AB	211,139	2,107,914
*	Peab AB, Class B	1,126,556	10,426,269
	Platzer Fastigheter Holding AB, Class B	27,262	261,189
	Pricer AB, Class B	494,193	1,476,697
*	Proact IT Group AB	37,521	892,815
#*	Qliro AB	46,662	175,669
#*	Qliro Group AB	466,637	330,993
	Ratos AB, Class B	1,282,471	4,672,471
#*	RaySearch Laboratories AB	102,620	868,702
#*	Recipharm AB, Class B	170,555	2,746,438

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
Ω	Resurs Holding AB	207,941	$950,612
	Rottneros AB	339,573	304,426
#*	Saab AB, Class B	216,924	4,976,375
	Sagax AB, Class B	144,721	2,273,117
#	Samhallsbyggnadsbolaget i Norden AB	2,283,946	6,285,740
#	Samhallsbyggnadsbolaget i Norden AB, Class D	27,383	88,982
*	Sandvik AB	561,094	10,001,549
#*	SAS AB	1,722,123	302,866
#*	SAS AB	15,499,107	1,703,467
*	Scandi Standard AB	300,827	2,036,707
#*Ω	Scandic Hotels Group AB	342,578	869,038
	Sectra AB, Class B	37,041	2,256,922
#*	Securitas AB, Class B	684,509	9,662,480
*	Semcon AB	51,223	368,806
*	Sensys Gatso Group AB	1,915,781	293,500
	Sintercast AB	725	9,758
*	Skandinaviska Enskilda Banken AB, Class A	1,403,765	12,046,041
*	Skandinaviska Enskilda Banken AB, Class C	14,509	133,424
	Skanska AB, Class B	742,648	13,928,778
	SKF AB, Class A	30,426	624,027
	SKF AB, Class B	1,024,255	20,967,487
	SkiStar AB	261,247	2,928,348
	SSAB AB, Class A	89,315	270,326
*	SSAB AB, Class A	740,263	2,148,177
	SSAB AB, Class B	505,629	1,362,248
*	SSAB AB, Class B	1,548,235	4,176,674
*	Stendorren Fastigheter AB	817	11,648
#*	Svenska Cellulosa AB SCA, Class A	43,068	595,814
#*	Svenska Cellulosa AB SCA, Class B	1,109,359	15,005,759
*	Svenska Handelsbanken AB, Class A	1,316,588	10,667,891
#*	Svenska Handelsbanken AB, Class B	30,006	289,666
	Sweco AB, Class B	135,193	6,802,949
*	Swedbank AB, Class A	781,412	12,233,480
	Swedish Match AB	230,668	17,342,215
#*	Swedish Orphan Biovitrum AB	214,884	3,705,896
*	Systemair AB	19,940	559,899
	Tele2 AB, Class B	325,049	3,836,212
	Telefonaktiebolaget LM Ericsson, Class A	10,935	130,582
	Telefonaktiebolaget LM Ericsson, Class B	517,664	5,779,467
	Telia Co. AB	3,723,511	14,246,709
*Ω	Thule Group AB	282,490	9,242,657
*	Trelleborg AB, Class B	534,118	8,887,597
	Troax Group AB	98,981	1,613,368
*	VBG Group AB, Class B	1,127	17,715
#*	Vitrolife AB	68,071	1,655,960
#*	Volvo AB, Class A	375,732	7,294,269
*	Volvo AB, Class B	2,990,796	58,132,667
	Wallenstam AB, Class B	333,686	4,423,365
	Wihlborgs Fastigheter AB	390,114	7,031,585

TOTAL SWEDEN			779,857,353

SWITZERLAND — (7.2%)
	ABB, Ltd.	1,160,016	28,147,797
	Adecco Group AG	633,265	31,051,470
*	Alcon, Inc.	190,639	10,835,898
*	Alcon, Inc.	541,064	30,761,176
	Allreal Holding AG	77,704	16,457,649
	ALSO Holding AG	31,961	7,477,804
*	ams AG	356,376	7,630,607

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	APG SGA SA	5,349	$1,040,778
*	Arbonia AG	250,748	2,783,977
#*	Aryzta AG	4,506,042	2,261,699
*	Ascom Holding AG	138,369	1,658,981
*	Autoneum Holding AG	15,742	1,948,803
	Bachem Holding AG, Class B	6,349	2,566,579
	Baloise Holding AG	164,207	22,456,171
	Banque Cantonale de Geneve	3,672	655,122
	Banque Cantonale Vaudoise	120,580	11,684,229
	Barry Callebaut AG	6,266	12,937,038
	Belimo Holding AG	1,387	10,314,709
	Bell Food Group AG	6,989	1,771,644
	Bellevue Group AG	40,833	1,073,439
	Berner Kantonalbank AG	10,312	2,346,559
	BKW AG	52,521	5,217,155
#	Bobst Group SA	58,454	2,812,531
	Bossard Holding AG, Class A	38,059	6,182,983
	Bucher Industries AG	38,395	14,802,119
	Burckhardt Compression Holding AG	7,677	1,922,109
	Burkhalter Holding AG	18,566	1,193,816
*	Calida Holding AG	8,643	258,388
*	Carlo Gavazzi Holding AG	899	147,087
	Cembra Money Bank AG	121,512	13,500,435
	Chocoladefabriken Lindt & Spruengli AG	63	5,446,623
#	Cicor Technologies, Ltd.	7,703	347,175
	Cie Financiere Richemont SA	390,273	24,393,536
	Cie Financiere Tradition SA	2,840	327,051
#	Clariant AG	491,307	8,428,719
	Coltene Holding AG	20,543	1,584,585
	Conzzeta AG	5,748	5,793,858
	Credit Suisse Group AG	1,930,668	18,208,845
	Credit Suisse Group AG, Sponsored ADR	383,780	3,611,366
	Daetwyler Holding AG	19,849	4,440,613
	DKSH Holding AG	135,843	8,740,150
	dormakaba Holding AG	14,005	6,439,403
#*	Dottikon Es Holding AG	175	225,184
#*	Dufry AG	274,737	10,374,332
	EFG International AG	535,848	2,905,644
	Emmi AG	9,656	9,121,055
#	EMS-Chemie Holding AG	12,804	11,262,124
#	Energiedienst Holding AG	8,178	239,017
#*	Evolva Holding SA	883,470	197,865
#*	Feintool International Holding AG	11,244	576,776
*	Flughafen Zurich AG	108,701	14,669,564
	Forbo Holding AG	5,240	8,022,922
*	GAM Holding AG	1,142,022	1,845,722
	Geberit AG	59,452	33,838,252
	Georg Fischer AG	24,940	25,190,576
	Givaudan SA	5,241	21,372,473
	Gurit Holding AG	2,418	5,064,099
	Helvetia Holding AG	182,883	14,340,435
*	Hiag Immobilien Holding AG	1,481	150,233
#*	HOCHDORF Holding AG	4,528	285,955
	Huber & Suhner AG	51,708	3,728,918
	Implenia AG	82,422	1,653,157
*	Ina Invest Holding AG	16,484	306,451
	Inficon Holding AG	8,883	6,522,345
	Interroll Holding AG	3,126	8,399,026
	Intershop Holding AG	5,279	3,237,073

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Investis Holding SA	2,592	$248,563
	Julius Baer Group, Ltd.	801,634	35,676,908
*	Jungfraubahn Holding AG	2,116	234,579
	Kardex Holding AG	45,390	8,014,059
*	Komax Holding AG	23,384	4,235,459
#	Kudelski SA	184,312	650,649
	Kuehne + Nagel International AG	83,859	16,760,315
	LafargeHolcim, Ltd.	547,013	23,477,594
	LafargeHolcim, Ltd.	170,271	7,319,155
#*	Lastminute.com NV	17,260	294,427
	LEM Holding SA	2,492	4,517,314
	Liechtensteinische Landesbank AG	31,546	1,780,719
	Logitech International SA	267,576	22,510,139
#	Logitech International SA	84,452	7,148,862
	Lonza Group AG	57,598	34,899,205
#	Luzerner Kantonalbank AG	8,539	3,633,831
*	Meier Tobler Group AG	18,702	186,440
	Metall Zug AG	585	722,892
#*	Meyer Burger Technology AG	2,190,423	585,811
#*	Mikron Holding AG	51,263	259,875
	Mobilezone Holding AG	179,391	1,680,257
	Mobimo Holding AG	39,499	11,414,577
	Nestle SA	2,748,677	309,165,386
	Novartis AG, Sponsored ADR	953,193	74,425,309
	Novartis AG	344,656	26,856,484
	OC Oerlikon Corp. AG	1,250,997	8,708,037
#*	Orascom Development Holding AG	59,619	517,344
#	Orell Fuessli AG	613	60,738
	Orior AG	25,500	1,858,945
	Partners Group Holding AG	29,533	26,588,729
	Phoenix Mecano AG	1,664	756,057
	Plazza AG, Class A	2,576	809,045
	PSP Swiss Property AG	116,763	14,119,674
	Rieter Holding AG	18,656	1,606,529
	Roche Holding AG	24,321	7,836,255
	Roche Holding AG	634,350	203,836,537
	Romande Energie Holding SA	544	668,956
	Schaffner Holding AG	1,819	380,788
#	Schindler Holding AG	25,948	6,669,741
	Schweiter Technologies AG	5,770	7,881,256
	SFS Group AG	80,464	7,510,888
	SGS SA	9,015	22,517,765
	Siegfried Holding AG	23,897	15,129,399
	SIG Combibloc Group AG	84,665	1,741,455
	Sika AG	258,120	63,498,747
*	Sonova Holding AG	62,052	14,729,148
	St Galler Kantonalbank AG	7,817	3,298,729
#	Straumann Holding AG	3,789	3,955,157
	Sulzer AG	110,231	8,068,063
*	Sunrise Communications Group AG	297,926	35,707,582
#	Swatch Group AG (The)	67,132	14,216,604
	Swatch Group AG (The)	108,050	4,416,600
	Swiss Life Holding AG	55,903	18,805,130
	Swiss Prime Site AG	277,855	23,375,923
#	Swiss Re AG	259,885	18,649,501
#*	Swiss Steel Holding AG	2,339,162	446,483
	Swisscom AG	97,290	49,481,777
	Swissquote Group Holding SA	48,401	3,854,045
#	Temenos AG	174,866	18,793,135

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Thurgauer Kantonalbank	1,440	$162,535
#*	Tornos Holding AG	25,100	100,019
	TX Group AG	5,982	418,802
	u-blox Holding AG	38,799	1,950,433
	UBS Group AG	1,945,427	22,648,602
#	UBS Group AG	893,911	10,449,820
	Valiant Holding AG	63,040	5,057,703
*	Valora Holding AG	22,808	3,255,987
Ω	VAT Group AG	90,502	16,979,523
	Vaudoise Assurances Holding SA	4,205	2,042,977
*	Vetropack Holding AG	34,850	1,943,925
	Vifor Pharma AG	108,165	12,173,507
*	Von Roll Holding AG	106,896	79,221
	Vontobel Holding AG	141,230	8,667,201
	VP Bank AG	15,147	1,718,444
	VZ Holding AG	27,325	2,296,203
*	V-ZUG Holding AG	5,850	445,512
	Walliser Kantonalbank	1,730	202,825
	Warteck Invest AG	105	260,029
	Ypsomed Holding AG	13,154	1,635,663
	Zehnder Group AG	47,987	2,295,064
	Zug Estates Holding AG, Class B	294	612,621
	Zuger Kantonalbank AG	180	1,241,434
	Zurich Insurance Group AG	111,785	37,128,892

TOTAL SWITZERLAND			1,866,150,387

UNITED KINGDOM — (12.0%)
	3i Group P.L.C.	1,790,497	22,362,750
*	4imprint Group P.L.C.	9,983	267,635
	888 Holdings P.L.C.	1,292,347	4,491,023
*	A.G. Barr P.L.C.	369,141	2,254,954
*	AA P.L.C.	1,926,424	568,624
	Admiral Group P.L.C.	344,764	12,281,821
#	Afren P.L.C.	2,504,224	0
	Aggreko P.L.C.	1,308,533	7,458,132
#	Air Partner P.L.C.	65,873	55,066
	AJ Bell P.L.C.	25,497	139,179
	Alliance Pharma P.L.C.	36,599	34,847
	Allied Minds P.L.C.	24,540	11,555
	Anglo American P.L.C.	826,414	19,390,294
	Anglo Pacific Group P.L.C.	516,225	706,400
	Anglo-Eastern Plantations P.L.C.	16,018	99,011
	Antofagasta P.L.C.	827,701	11,036,714
#*	Arrow Global Group P.L.C.	763,525	1,239,380
*Ω	Ascential P.L.C.	33,770	120,939
#	Ashmore Group P.L.C.	1,289,251	5,964,781
	Ashtead Group P.L.C.	958,609	34,641,548
*	ASOS P.L.C.	17,645	1,006,712
	Associated British Foods P.L.C.	372,673	8,195,729
	AstraZeneca P.L.C., Sponsored ADR	1,444,584	72,460,333
	AstraZeneca P.L.C.	290,220	29,139,675
Ω	Auto Trader Group P.L.C.	2,803,643	21,078,984
Ω	Avast P.L.C.	386,897	2,377,578
	AVEVA Group P.L.C.	30,017	1,666,177
	Aviva P.L.C.	7,181,142	23,953,226
	Avon Rubber P.L.C.	69,625	3,546,760
	B&M European Value Retail SA	4,285,480	26,895,283
	Babcock International Group P.L.C.	1,745,262	4,916,553
	BAE Systems P.L.C.	4,442,831	22,837,887

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Bakkavor Group P.L.C.	14,017	$10,720
*	Balfour Beatty P.L.C.	1,518,403	4,196,355
*	Bank of Georgia Group P.L.C.	159,458	1,854,346
*	Barclays P.L.C., Sponsored ADR	3,964,229	21,922,186
*	Barratt Developments P.L.C.	1,873,450	11,710,158
	Beazley P.L.C.	1,547,153	5,898,168
	Begbies Traynor Group P.L.C.	12,545	13,577
	Bellway P.L.C.	615,613	18,625,480
	Berkeley Group Holdings P.L.C.	322,990	16,982,260
	BHP Group P.L.C., ADR	721,817	28,057,027
	BHP Group P.L.C.	1,655,835	32,077,415
Ω	Biffa P.L.C.	21,871	61,251
	Bloomsbury Publishing P.L.C.	95,040	314,539
	Bodycote P.L.C.	1,252,929	10,565,746
#*	Boohoo Group P.L.C.	993,682	3,482,559
#	BP P.L.C., Sponsored ADR	3,919,514	60,674,077
	Braemar Shipping Services P.L.C.	71,897	114,517
	Brewin Dolphin Holdings P.L.C.	1,630,553	5,132,314
#	British American Tobacco P.L.C., Sponsored ADR	304,542	9,708,799
	British American Tobacco P.L.C.	1,192,476	37,795,969
	Britvic P.L.C.	1,592,483	15,217,184
	BT Group P.L.C.	17,149,599	22,523,408
	Bunzl P.L.C.	284,399	8,840,904
	Burberry Group P.L.C.	862,728	15,151,928
	Burford Capital, Ltd.	117,458	1,000,501
	C&C Group P.L.C.	948,059	1,986,351
*	Cairn Energy P.L.C.	3,787,148	6,808,450
*	Capita P.L.C.	1,367,959	436,909
	Capital & Counties Properties P.L.C.	482,694	654,204
	Card Factory P.L.C.	1,673,313	697,352
	CareTech Holdings P.L.C.	47,314	278,269
	Carnival P.L.C.	25,805	291,727
#	Carnival P.L.C., ADR	128,398	1,515,096
	Carr’s Group P.L.C.	38,739	50,212
	Castings P.L.C.	57,646	238,931
	Centamin P.L.C.	7,769,534	12,495,343
*	Centaur Media P.L.C.	126,418	36,849
	Central Asia Metals P.L.C.	18,096	39,509
*	Centrica P.L.C.	15,501,077	7,465,269
	Charles Stanley Group P.L.C.	6,583	20,605
	Chemring Group P.L.C.	926,852	3,137,651
	Chesnara P.L.C.	221,914	753,734
#	Cineworld Group P.L.C.	5,262,970	1,946,528
*	Circassia Group P.L.C.	71,546	20,064
	Clarkson P.L.C.	83,511	2,175,132
	Clinigen Group P.L.C.	11,192	87,317
	Clipper Logistics P.L.C.	37,734	212,918
	Close Brothers Group P.L.C.	778,671	10,857,912
	CLS Holdings P.L.C.	186,803	479,763
Ω	CMC Markets P.L.C.	698,282	3,032,444
	CNH Industrial NV	500,407	3,867,422
*	Coats Group P.L.C.	148,185	109,087
	Coca-Cola HBC AG	415,356	9,434,900
	Compass Group P.L.C.	1,278,365	17,497,918
	Computacenter P.L.C.	539,478	15,934,522
Ω	ConvaTec Group P.L.C.	1,743,917	4,082,390
#	Costain Group P.L.C.	707,971	299,834
Ω	Countryside Properties P.L.C.	310,475	1,356,041
*	Countrywide P.L.C.	8,479	17,050

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Countrywide P.L.C.	4,625	$1,210
	Cranswick P.L.C.	272,806	11,371,931
*	Crest Nicholson Holdings P.L.C.	1,315,149	3,739,927
	Croda International P.L.C.	289,494	22,626,575
	CVS Group P.L.C.	21,922	351,455
	Daily Mail & General Trust P.L.C., Class A	304,399	2,664,967
	DCC P.L.C.	69,050	4,487,004
#*	De La Rue P.L.C.	660,038	1,154,495
#	Debenhams P.L.C.	21,462,104	0
	Dechra Pharmaceuticals P.L.C.	10,629	480,832
	Devro P.L.C.	1,059,403	2,073,190
	DFS Furniture P.L.C.	35,111	93,521
	Diageo P.L.C., Sponsored ADR	204,369	26,604,756
	Diageo P.L.C.	319,548	10,327,103
*	Dialight P.L.C.	28,755	100,779
#*	Dignity P.L.C.	181,818	1,233,240
	Diploma P.L.C.	585,177	16,850,439
	Direct Line Insurance Group P.L.C.	7,365,343	25,170,367
	DiscoverIE Group P.L.C.	133,195	991,964
	Diversified Gas & Oil P.L.C.	39,656	57,643
	Dixons Carphone P.L.C.	5,156,159	6,427,305
	Domino’s Pizza Group P.L.C.	2,033,201	8,729,539
	Drax Group P.L.C.	1,995,880	7,642,947
*	DS Smith P.L.C.	4,797,195	17,597,055
	Dunelm Group P.L.C.	442,590	7,482,389
	Dyson Group P.L.C.	3,999	25
	easyJet P.L.C.	549,566	3,603,751
	Electrocomponents P.L.C.	1,801,733	15,818,877
*	Elementis P.L.C.	2,730,104	2,631,444
	EMIS Group P.L.C.	25,890	333,953
#*	EnQuest P.L.C.	7,518,258	929,508
*	Epwin Group P.L.C.	9,451	7,922
*Ω	Equiniti Group P.L.C.	340,558	455,596
*	Essentra P.L.C.	771,718	2,462,818
	Euromoney Institutional Investor P.L.C.	205,414	2,192,989
	Evraz P.L.C.	1,461,075	6,803,762
	Experian P.L.C.	715,099	26,196,855
	FDM Group Holdings P.L.C.	51,178	660,743
	Ferguson P.L.C.	237,763	23,614,832
	Ferrexpo P.L.C.	2,807,721	6,928,915
	Fevertree Drinks P.L.C.	154,339	4,026,621
*	Firstgroup P.L.C.	7,582,401	4,034,629
*Ω	Forterra P.L.C.	327,376	765,841
*	Foxtons Group P.L.C.	378,407	166,696
*	Frasers Group P.L.C.	1,189,380	5,769,870
#	Fresnillo P.L.C.	235,481	3,551,643
*	Frontier Developments P.L.C.	1,010	34,162
	Fuller Smith & Turner P.L.C., Class A	44,042	332,255
#*	G4S P.L.C.	5,883,030	15,513,076
	Galliford Try Holdings P.L.C.	589,683	545,375
	Games Workshop Group P.L.C.	112,202	15,084,033
	Gamesys Group P.L.C.	156,570	2,357,963
	Gamma Communications P.L.C.	9,181	198,659
*	Gem Diamonds, Ltd.	1,993,470	949,440
#	Genel Energy P.L.C.	222,108	324,539
	Genus P.L.C.	105,857	5,625,737
*	Georgia Capital P.L.C.	120,349	573,780
	GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	34,430,387
	GlaxoSmithKline P.L.C.	1,782,898	29,771,685

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Glencore P.L.C.	14,510,014	$29,270,114
	Go-Ahead Group P.L.C. (The)	275,317	2,088,855
	GoCo Group P.L.C.	1,063,669	1,327,776
	Goodwin P.L.C.	1,013	39,109
*	Grafton Group P.L.C.	548,079	4,764,716
	Grainger P.L.C.	2,451,975	8,883,065
	Greencore Group P.L.C.	1,369,325	1,603,124
*	Greggs P.L.C.	765,952	12,792,054
	Gulf Keystone Petroleum, Ltd.	587,042	533,376
*	GVC Holdings P.L.C.	1,264,750	15,843,558
*Ω	Gym Group P.L.C. (The)	60,670	108,538
	Halfords Group P.L.C.	933,702	2,909,331
	Halma P.L.C.	475,632	14,595,997
	Hargreaves Lansdown P.L.C.	360,531	6,329,517
Ω	Hastings Group Holdings P.L.C.	602,578	1,947,090
*	Hays P.L.C.	11,376,356	15,709,155
	Headlam Group P.L.C.	175,154	602,780
	Helical P.L.C.	1,701,680	7,495,566
	Henry Boot P.L.C.	79,940	255,784
	Hikma Pharmaceuticals P.L.C.	249,361	8,107,589
	Hill & Smith Holdings P.L.C.	448,135	6,969,394
	Hilton Food Group P.L.C.	24,261	364,031
*	Hiscox, Ltd.	915,681	9,786,997
*	Hochschild Mining P.L.C.	1,648,218	4,701,657
	Hollywood Bowl Group P.L.C.	11,554	19,466
	HomeServe P.L.C.	1,463,100	20,968,277
*	Horizon Discovery Group P.L.C.	5,967	6,866
*	Howden Joinery Group P.L.C.	3,084,990	25,469,201
	HSBC Holdings P.L.C.	207,946	871,417
#	HSBC Holdings P.L.C., Sponsored ADR	3,163,564	66,371,573
	Hunting P.L.C.	734,225	1,328,283
#*	Hurricane Energy P.L.C.	67,830	2,016
#	Hyve Group P.L.C.	942,379	622,365
*Ω	Ibstock P.L.C.	1,499,186	3,117,833
	IG Group Holdings P.L.C.	1,880,107	18,553,839
	IMI P.L.C.	2,022,525	27,119,130
	Impax Asset Management Group P.L.C.	6,418	45,106
	Imperial Brands P.L.C., Sponsored ADR	25,186	399,702
	Imperial Brands P.L.C.	962,882	15,240,197
*	Inchcape P.L.C.	2,784,551	17,862,105
*	Indivior P.L.C.	2,728,509	3,898,480
*	Informa P.L.C.	1,359,774	7,377,636
	IntegraFin Holdings P.L.C.	23,435	147,573
#*	InterContinental Hotels Group P.L.C., ADR	77,860	3,981,766
*	InterContinental Hotels Group P.L.C.	123,307	6,265,228
	Intermediate Capital Group P.L.C.	670,538	10,185,013
	International Consolidated Airlines Group SA	1,640,596	2,051,715
*	International Personal Finance P.L.C.	630,793	466,106
#	Interserve P.L.C.	453,748	0
	Intertek Group P.L.C.	279,035	20,099,103
	Investec P.L.C.	2,214,441	4,120,823
	iomart Group P.L.C.	12,468	50,729
*	IP Group P.L.C.	1,115,613	1,152,592
*	ITV P.L.C.	8,280,907	7,739,029
*	IWG P.L.C.	4,444,107	14,577,512
*	J D Wetherspoon P.L.C.	782,560	8,747,013
	J Sainsbury P.L.C.	5,426,753	14,165,043
	James Fisher & Sons P.L.C.	189,337	2,782,881
	JD Sports Fashion P.L.C.	1,795,078	17,269,507

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	JET2 P.L.C.	14,298	$157,524
Ω	John Laing Group P.L.C.	313,920	1,145,636
#*	John Menzies P.L.C.	398,734	547,679
*	John Wood Group P.L.C.	2,223,991	6,105,064
	Johnson Matthey P.L.C.	312,208	8,690,960
*	Johnson Service Group P.L.C.	27,864	31,452
	Jupiter Fund Management P.L.C.	2,419,222	7,288,565
*Ω	Just Eat Takeaway.com NV	6,519	725,214
#*Ω	Just Eat Takeaway.com NV	65,259	7,228,381
*	Just Group P.L.C.	3,708,166	2,024,293
	Kainos Group P.L.C.	51,777	830,439
#	KAZ Minerals P.L.C.	1,421,077	11,594,714
	Keller Group P.L.C.	353,577	2,325,952
#*	Kier Group P.L.C.	475,341	290,484
	Kin & Carta P.L.C.	905,552	939,577
*	Kingfisher P.L.C.	6,560,811	24,399,552
*	Lamprell P.L.C.	1,557,059	607,743
	Lancashire Holdings, Ltd.	824,415	6,803,485
	Legal & General Group P.L.C.	11,152,066	26,738,242
*	Liberty Global P.L.C., Class A	115,018	2,183,042
*	Liberty Global P.L.C., Class C	281,606	5,254,768
	Liontrust Asset Management P.L.C.	12,046	194,828
*	Lloyds Banking Group P.L.C.	69,251,606	25,214,969
*	Lloyds Banking Group P.L.C., ADR	1,048,553	1,478,460
	London Stock Exchange Group P.L.C.	151,431	16,323,971
	Lookers P.L.C.	1,312,659	267,837
*	LSL Property Services P.L.C.	36,872	97,897
Ω	Luceco P.L.C.	20,464	60,441
	M&G P.L.C.	1,533,821	2,917,581
	Man Group P.L.C.	7,416,440	10,349,376
	Marks & Spencer Group P.L.C.	8,691,704	10,013,538
*	Marshalls P.L.C.	1,355,977	11,747,975
	Marston’s P.L.C.	7,415,223	4,641,418
	McBride P.L.C.	847,069	672,773
*Ω	McCarthy & Stone P.L.C.	357,027	543,061
*	Mears Group P.L.C.	616,941	842,271
	Mediclinic International P.L.C.	778,395	2,850,243
*	Meggitt P.L.C.	2,930,961	10,385,836
*	Melrose Industries P.L.C.	8,937,984	13,865,203
*	Micro Focus International P.L.C.	612,282	1,718,091
*	Mitchells & Butlers P.L.C.	996,103	2,023,520
	Mitie Group P.L.C.	6,019,136	2,192,894
	MJ Gleeson P.L.C.	21,907	164,364
	Mondi P.L.C.	835,312	15,831,927
	Moneysupermarket.com Group P.L.C.	2,282,898	7,210,390
*	Morgan Advanced Materials P.L.C.	1,647,214	5,337,399
#*	Morgan Sindall Group P.L.C.	134,009	1,914,770
	Motorpoint group P.L.C.	41,368	150,471
#	N Brown Group P.L.C.	1,633,520	1,207,649
	Naked Wines P.L.C.	16,192	97,557
*	National Express Group P.L.C.	2,386,658	4,629,919
	National Grid P.L.C.	57,466	683,587
	National Grid P.L.C., Sponsored ADR	243,623	14,483,387
*	Natwest Group P.L.C.	1,300,130	2,096,273
#*	Natwest Group P.L.C., Sponsored ADR	1,345,091	4,290,840
	NCC Group P.L.C.	129,231	306,682
	Next P.L.C.	197,613	14,925,021
*	Ninety One P.L.C.	1,107,220	2,976,450
*	NMC Health P.L.C.	58,860	16,128

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Norcros P.L.C.	9,631	$21,723
	Numis Corp. P.L.C.	27,715	106,862
*	Ocado Group P.L.C.	57,908	1,707,701
Ω	On the Beach Group P.L.C.	447,698	1,247,679
*	OneSavings Bank P.L.C.	917,301	3,659,065
*	Oxford Instruments P.L.C.	213,371	4,388,836
*	Pagegroup P.L.C.	2,106,718	9,759,932
	Pan African Resources P.L.C.	327,613	83,133
	Paragon Banking Group P.L.C.	1,295,577	4,971,302
	PayPoint P.L.C.	199,262	1,300,403
#	Pearson P.L.C.	1,315,519	8,691,330
#	Pearson P.L.C., Sponsored ADR	612,281	4,090,037
*	Pendragon P.L.C.	5,397,221	905,568
	Pennon Group P.L.C.	1,191,114	15,329,064
	Persimmon P.L.C.	858,661	25,997,265
#*	Petrofac, Ltd.	1,281,688	1,974,539
#*	Petropavlovsk P.L.C.	10,188,990	3,529,107
	Pets at Home Group P.L.C.	1,730,400	8,690,044
*	Pharos Energy P.L.C.	1,875,811	301,784
	Phoenix Group Holdings P.L.C.	2,004,762	17,215,374
*	Photo-Me International P.L.C.	1,384,295	878,419
*	Playtech P.L.C.	1,491,131	6,574,960
	Plus500, Ltd.	22,065	422,869
	Polar Capital Holdings P.L.C.	5,541	36,912
*	Polypipe Group P.L.C.	933,179	5,556,348
*	Premier Foods P.L.C.	12,768,070	15,300,701
#*	Premier Oil P.L.C.	5,767,258	849,858
*	Provident Financial P.L.C.	616,525	1,856,558
#	Prudential P.L.C., ADR	450,688	11,010,308
*	PureTech Health P.L.C.	3,662	12,315
	PZ Cussons P.L.C.	898,551	2,697,212
	QinetiQ Group P.L.C.	3,117,056	9,546,945
Ω	Quilter P.L.C.	3,910,260	6,208,166
	Rank Group P.L.C.	506,807	591,667
	Rathbone Brothers P.L.C.	78,357	1,474,935
*	Raven Property Group, Ltd.	320,494	99,670
	Reach P.L.C.	6,482,778	8,822,272
	Reckitt Benckiser Group P.L.C.	299,803	26,409,199
	Redde Northgate P.L.C.	862,356	1,983,818
*	Redrow P.L.C.	1,198,080	6,459,590
	RELX P.L.C., Sponsored ADR	366,350	7,228,084
	RELX P.L.C.	603,027	11,932,641
	RELX P.L.C.	437,454	8,654,806
	Renew Holdings P.L.C.	7,294	40,877
	Renewi P.L.C.	5,788,280	1,601,493
*	Renishaw P.L.C.	127,492	9,249,724
*	Rentokil Initial P.L.C.	4,032,481	27,453,968
	Restaurant Group P.L.C. (The)	2,983,586	1,567,240
	Rhi Magnesita NV	59,806	2,005,049
	Rhi Magnesita NV	2,543	84,378
	Ricardo P.L.C.	102,063	477,283
*	Rightmove P.L.C.	2,490,550	19,932,311
	Rio Tinto P.L.C.	109,785	6,209,589
#	Rio Tinto P.L.C., Sponsored ADR	1,793,636	101,824,716
*	RM P.L.C.	39,681	88,468
	Robert Walters P.L.C.	135,600	701,515
#	Rolls-Royce Holdings P.L.C.	1,683,997	1,558,650
	Rotork P.L.C.	5,464,115	19,908,258
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,281,476	79,247,645

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Royal Dutch Shell P.L.C., Class B	1,427,155	$17,210,537
#	Royal Mail P.L.C.	3,184,672	9,373,812
*	RPS Group P.L.C.	998,429	657,177
	RSA Insurance Group P.L.C.	2,218,139	12,181,116
	S&U P.L.C.	2,784	60,209
#*	Saga P.L.C.	217,176	388,748
	Sage Group P.L.C. (The)	816,465	6,717,809
*	Savills P.L.C.	1,019,940	10,985,049
	Schroders P.L.C.	153,019	5,183,896
	Schroders P.L.C.	56,921	1,358,075
	ScS Group P.L.C.	392	972
*	SDL P.L.C.	155,762	1,393,181
*	Senior P.L.C.	2,162,764	1,538,378
*	Serco Group P.L.C.	182,541	305,096
	Serica Energy P.L.C.	5,243	7,166
	Severfield P.L.C.	429,085	307,328
#	Severn Trent P.L.C.	518,387	16,314,748
*	SIG P.L.C.	3,350,231	1,042,092
	Signature Aviation P.L.C.	2,946,772	9,023,547
	Smith & Nephew P.L.C., Sponsored ADR	21,056	738,451
	Smith & Nephew P.L.C.	547,494	9,506,757
	Smiths Group P.L.C.	574,323	9,895,578
	Softcat P.L.C.	551,062	8,033,181
	Spectris P.L.C.	368,733	11,834,585
	Speedy Hire P.L.C.	1,134,512	775,135
	Spirax-Sarco Engineering P.L.C.	210,354	30,752,345
Ω	Spire Healthcare Group P.L.C.	2,009,653	3,098,329
	Spirent Communications P.L.C.	1,895,400	7,115,786
*	Sportech P.L.C.	209,395	48,013
	SSE P.L.C.	1,933,273	31,704,672
	SSP Group P.L.C.	1,779,025	4,307,928
	St James’s Place P.L.C.	1,918,535	22,359,838
	St. Modwen Properties P.L.C.	1,073,103	4,608,978
	Stagecoach Group P.L.C.	2,562,837	1,262,054
*	Standard Chartered P.L.C.	3,412,842	15,596,017
	Standard Life Aberdeen P.L.C.	4,508,685	13,137,291
	SThree P.L.C.	318,978	1,017,012
#*	Stobart Group, Ltd.	527,818	126,414
	Stock Spirits Group P.L.C.	189,231	518,766
*	Studio Retail Group P.L.C.	75,920	235,991
*	STV Group P.L.C.	60,106	212,598
#	Superdry P.L.C.	374,688	874,110
	Synthomer P.L.C.	1,982,252	9,686,577
	T Clarke P.L.C.	26,802	29,315
#	TalkTalk Telecom Group P.L.C.	2,816,459	3,510,241
	Tate & Lyle P.L.C.	3,093,289	23,845,475
*	Taylor Wimpey P.L.C.	14,409,351	19,742,153
*	TBC Bank Group P.L.C.	5,071	60,414
#	Ted Baker P.L.C.	264,444	350,577
	Telecom Plus P.L.C.	313,630	5,402,042
*	Telit Communications P.L.C.	8,401	14,569
	Tesco P.L.C.	10,003,543	26,624,884
#	Thomas Cook Group P.L.C.	8,608,947	0
*Ω	TI Fluid Systems P.L.C.	17,147	42,671
	Topps Tiles P.L.C.	841,227	471,133
	TP ICAP P.L.C.	5,435,942	13,460,894
*	Travis Perkins P.L.C.	1,174,025	16,124,383
	Trifast P.L.C.	104,472	163,683
*	TT Electronics P.L.C.	421,512	1,070,322

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	TUI AG	561,525	$2,204,338
#	TUI AG	340,866	1,338,062
#*	Tullow Oil P.L.C.	8,842,862	2,319,859
*	Tyman P.L.C.	26,791	92,638
	U & I Group P.L.C.	730,875	530,403
	UDG Healthcare P.L.C.	455,120	4,277,681
	Ultra Electronics Holdings P.L.C.	495,773	12,096,311
#	Unilever P.L.C., Sponsored ADR	563,607	32,029,786
	Unilever P.L.C.	253,281	14,434,184
	United Utilities Group P.L.C.	1,254,568	14,024,592
	Urban & Civic P.L.C.	24,515	65,111
*	Vectura Group P.L.C.	3,754,683	5,009,430
	Vertu Motors P.L.C.	171,526	65,406
	Vesuvius P.L.C.	1,011,431	5,231,702
	Victrex P.L.C.	336,138	8,032,118
#*	Virgin Money UK P.L.C.	2,902,054	3,518,983
*	Vistry Group P.L.C.	1,296,839	9,150,500
*	Vitec Group P.L.C. (The)	57,406	530,786
*Ω	Vivo Energy P.L.C.	13,212	12,956
	Vodafone Group P.L.C.	25,220,201	33,642,944
	Vodafone Group P.L.C., Sponsored ADR	272,187	3,677,243
	Volex P.L.C.	34,880	108,957
	Volution Group P.L.C.	9,037	22,726
	Vp P.L.C.	15,195	119,543
	Watkin Jones P.L.C.	21,146	36,712
*	Weir Group P.L.C (The)	186,619	3,466,960
	WH Smith P.L.C.	472,636	6,109,695
*	Whitbread P.L.C.	342,111	9,525,310
	William Hill P.L.C.	5,078,499	18,036,167
*	Wilmington P.L.C.	150,471	250,425
	Wincanton P.L.C.	360,523	971,512
*Ω	Wizz Air Holdings P.L.C.	2,007	83,087
	Wm Morrison Supermarkets P.L.C.	6,369,802	13,445,841
#	WPP P.L.C., Sponsored ADR	136,399	5,449,140
	WPP P.L.C.	1,993,040	15,918,975
#*	Xaar P.L.C.	137,416	233,239
	XP Power, Ltd.	11,538	598,004

TOTAL UNITED KINGDOM			3,106,749,305

UNITED STATES — (0.0%)
	Caledonia Mining Corp. P.L.C.	7,193	117,462

TOTAL COMMON STOCKS			24,583,222,119

PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	140,602	7,269,613
	Biotest AG	46,560	1,399,442
	Draegerwerk AG & Co. KGaA	44,588	3,582,592
	Fuchs Petrolub SE	181,408	9,337,310
	Henkel AG & Co. KGaA	40,188	3,910,718
	Jungheinrich AG	343,204	12,477,904
	Porsche Automobil Holding SE	291,880	15,636,697
	Sartorius AG	65,389	27,677,854
	Schaeffler AG	399,694	2,433,869
	Sixt SE	90,052	4,263,691
	STO SE & Co. KGaA	5,782	723,262
	Villeroy & Boch AG	61,622	890,182

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Volkswagen AG	486,012	$70,794,485

TOTAL GERMANY		160,397,619

UNITED KINGDOM — (0.0%)
McBride P.L.C.	9,317,759	12,071

TOTAL PREFERRED STOCKS		160,409,690

RIGHTS/WARRANTS — (0.1%)
CANADA — (0.0%)
#* Pan American Silver Corp. Rights 02/22/29	2,696,210	1,941,271
* Pan American Silver Corp. Rights 02/22/29	617,617	444,684

TOTAL CANADA		2,385,955

ISRAEL — (0.0%)
Arko Holdings, Ltd. Rights 05/10/20	0	0

ITALY — (0.0%)
#* Banca Monte dei Paschi di Siena SpA Rights 11/21/20	20,323	0
* Cattolica Assicurazioni Rights 11/26/20	1,189,341	0

TOTAL ITALY		0

NORWAY — (0.0%)
XXL ASA Rights 05/28/20	0	0

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0

SPAIN — (0.0%)
* Vidrala SA Rights 11/5/20	60,822	290,076

UNITED KINGDOM — (0.1%)
* Rolls-Royce Holdings P.L.C. Rights 11/11/20	5,613,324	2,836,103

TOTAL RIGHTS/WARRANTS		5,512,134

TOTAL INVESTMENT SECURITIES
(Cost $23,838,375,268)		24,749,143,943

		Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@§ The DFA Short Term Investment Fund	94,632,109	1,094,988,135

TOTAL INVESTMENTS — (100.0%)
(Cost $24,933,131,946)		$25,844,132,078

As of October 31, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	652	12/18/20	$108,289,939	$106,429,220	$(1,860,719)

Total Futures Contracts			$108,289,939	$106,429,220	$(1,860,719)

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$38,590,121	$1,636,597,380	—	$1,675,187,501
Austria	55,818	113,582,243	—	113,638,061
Belgium	9,045,156	279,999,552	—	289,044,708
Canada	2,348,574,831	11,087,166	—	2,359,661,997
China	—	243,369	—	243,369
Denmark	38,032,631	529,378,754	—	567,411,385
Finland	—	442,698,184	—	442,698,184
France	45,130,248	1,877,967,523	—	1,923,097,771
Germany	54,985,991	1,541,388,514	—	1,596,374,505
Hong Kong	964,267	660,065,257	—	661,029,524
Ireland	34,909,293	191,625,346	—	226,534,639
Israel	22,365,640	156,707,438	—	179,073,078
Italy	15,229,693	567,324,770	—	582,554,463
Japan	111,709,398	6,139,822,527	—	6,251,531,925
Netherlands	129,788,011	753,173,445	—	882,961,456
New Zealand	293,531	142,588,986	—	142,882,517
Norway	7,664,119	191,082,008	—	198,746,127
Portugal	357,219	54,778,845	—	55,136,064
Singapore	6,849	218,162,741	—	218,169,590
Spain	3,884,358	460,486,390	—	464,370,748
Sweden	2,457,196	777,400,157	—	779,857,353
Switzerland	142,178,837	1,723,971,550	—	1,866,150,387
United Kingdom	599,111,609	2,507,637,696	—	3,106,749,305
United States	—	117,462	—	117,462
Preferred Stocks
Germany	—	160,397,619	—	160,397,619
United Kingdom	—	12,071	—	12,071
Rights/Warrants
Canada	—	2,385,955	—	2,385,955
Spain	—	290,076	—	290,076
United Kingdom	—	2,836,103	—	2,836,103
Securities Lending Collateral	—	1,094,988,135	—	1,094,988,135
Futures Contracts**	(1,860,719)	—	—	(1,860,719)

TOTAL	$3,603,474,097	$22,238,797,262	—	$25,842,271,359

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (92.3%)
AUSTRALIA — (18.0%)
	360 Capital Group, Ltd.	140,572	$82,549
	Abacus Property Group	4,691,770	9,139,473
#	ALE Property Group.	1,343,608	4,050,320
	APN Convenience Retail REIT	349,570	904,244
#	APN Industria REIT	1,138,396	2,104,354
	Arena REIT	2,592,696	4,805,706
#	Aspen Group, Ltd.	1,132,577	891,478
	Australian Unity Office Fund	317,893	458,066
	Aventus Group	1,648,181	2,850,399
	BWP Trust	6,122,536	17,259,905
	Carindale Property Trust	186,760	466,084
	Centuria Industrial REIT	5,164,863	11,154,538
	Centuria Office REIT	4,457,691	6,454,711
	Charter Hall Group	5,431,397	47,093,077
	Charter Hall Long Wale REIT	5,280,364	17,703,810
	Charter Hall Retail REIT	6,530,214	15,801,620
	Charter Hall Social Infrastructure REIT	4,593,956	9,355,996
#	Cromwell Property Group	18,348,436	11,291,919
	Dexus	12,475,576	75,477,814
	Garda Property Group	278,581	224,182
	GDI Property Group	5,455,463	4,080,014
	Goodman Group	19,072,383	246,856,800
	GPT Group	38,018,670	0
	GPT Group (The)	22,487,604	63,690,549
	Growthpoint Properties Australia, Ltd.	3,341,053	7,987,326
	Hotel Property Investments	1,537,169	3,339,353
	Ingenia Communities Group	5,220,316	16,936,491
	Investec Australia Property Fund	1,407,112	1,226,815
	Mirvac Group	44,833,141	66,486,256
	National Storage REIT	13,820,187	17,539,652
	Scentre Group	58,622,741	86,510,715
	Shopping Centres Australasia Property Group	13,908,450	22,692,218
	Stockland	26,589,291	71,899,618
	Vicinity Centres	46,119,137	39,192,370
	Viva Energy REIT	0	0
	Waypoint REIT	4,618,031	8,701,937

TOTAL AUSTRALIA			894,710,359

BELGIUM — (3.7%)
	Aedifica SA	385,213	38,821,693
	Ascencio	18,094	869,367
	Befimmo SA	361,213	14,061,250
	Care Property Invest NV	110,166	3,338,942
	Cofinimmo SA	312,909	42,526,465
	Home Invest Belgium SA	2,167	277,828
	Intervest Offices & Warehouses NV	280,079	6,924,600
	Leasinvest Real Estate SCA	30,843	2,457,661
	Montea C.V.A	85,475	9,386,140
	Retail Estates NV	117,413	6,939,346
	Warehouses De Pauw CVA	1,641,998	55,012,302
#	Wereldhave Belgium Comm VA	32,666	1,366,807
	Xior Student Housing NV	11,215	637,786

TOTAL BELGIUM			182,620,187

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (4.7%)
#	Allied Properties Real Estate Investment Trust	727,981	$17,654,482
#	Artis Real Estate Investment Trust	857,912	5,370,402
	Automotive Properties Real Estate Investment Trust	237,373	1,733,573
#	Boardwalk Real Estate Investment Trust	261,877	5,263,879
	BSR Real Estate Investment Trust	66,742	640,723
#	BTB Real Estate Investment Trust	463,299	998,025
#	Canadian Apartment Properties REIT	1,000,265	32,155,933
#	Choice Properties Real Estate Investment Trust	1,828,087	16,506,711
#	Cominar Real Estate Investment Trust	1,033,463	5,507,459
#	Crombie Real Estate Investment Trust	536,709	5,236,971
#	CT Real Estate Investment Trust	529,446	5,480,042
#	Dream Industrial Real Estate Investment Trust	908,170	8,063,988
#	Dream Office Real Estate Investment Trust	381,531	5,014,342
#	First Capital Real Estate Investment Trust	712,744	6,323,376
#	Granite Real Estate Investment Trust	333,475	18,697,427
#	H&R Real Estate Investment Trust	1,866,599	14,346,601
#	Inovalis Real Estate Investment Trust	189,078	1,094,192
#	InterRent Real Estate Investment Trust	791,626	6,749,885
#	Killam Apartment Real Estate Investment Trust	655,910	7,881,948
#	Morguard North American Residential Real Estate Investment Trust	286,935	2,974,234
#	Morguard Real Estate Investment Trust	389,813	1,231,789
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,007,044	8,624,463
#	Plaza Retail REIT	502,167	1,206,135
#	PRO Real Estate Investment Trust	214,164	774,803
#	RioCan Real Estate Investment Trust	1,877,099	20,260,214
#	Slate Grocery REIT	294,626	2,315,345
#	Slate Office REIT	572,665	1,495,815
#	SmartCentres Real Estate Investment Trust	869,963	13,751,723
#	Summit Industrial Income REIT	844,206	8,535,206
#	True North Commercial Real Estate Investment Trust	595,741	2,450,395
#	WPT Industrial Real Estate Investment Trust	446,099	5,776,982

TOTAL CANADA			234,117,063

CHINA — (0.2%)
*	RREEF China Commercial Trust	1,392,000	0
#	Spring Real Estate Investment Trust	5,905,000	1,946,343
	Yuexiu Real Estate Investment Trust	18,483,000	8,532,432

TOTAL CHINA			10,478,775

FRANCE — (3.4%)
	Acanthe Developpement SA	216,361	107,843
	Altarea SCA	33,718	4,318,213
	ARGAN SA	26,881	2,530,265
	Carmila SA	177,058	1,369,349
	Cegereal SA	18,365	521,819
	Covivio	614,468	36,591,953
#	Gecina SA	554,553	68,843,877
#	ICADE	387,202	19,581,030
#	Klepierre SA	2,404,190	30,461,301
	Mercialys SA	786,411	3,766,114
	Societe de la Tour Eiffel	40,882	1,276,248

TOTAL FRANCE			169,368,012

GERMANY — (0.7%)
	Alstria office REIT-AG	1,876,271	23,885,658
#	Hamborner REIT AG	1,164,572	10,869,172

TOTAL GERMANY			34,754,830

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (4.6%)
	Champion REIT	24,914,012	$12,072,008
	Fortune Real Estate Investment Trust	17,341,000	14,483,713
	Link REIT	24,676,105	188,324,513
	Prosperity REIT	17,334,000	4,918,840
	Regal Real Estate Investment Trust	9,717,000	1,431,216
	Sunlight Real Estate Investment Trust	13,684,000	5,900,389

TOTAL HONG KONG			227,130,679

IRELAND — (0.4%)
	Hibernia REIT P.L.C.	8,011,828	9,691,646
	Irish Residential Properties REIT P.L.C.	5,128,572	8,155,798

TOTAL IRELAND			17,847,444

ITALY — (0.1%)
#	COIMA RES SpA	91,286	472,278
#	Immobiliare Grande Distribuzione SIIQ SpA	962,973	2,799,675

TOTAL ITALY			3,271,953

JAPAN — (26.1%)
	Activia Properties, Inc.	7,953	28,734,326
	Advance Residence Investment Corp.	16,113	47,048,322
	AEON REIT Investment Corp.	18,363	20,768,864
	Comforia Residential REIT, Inc.	7,394	21,144,883
	CRE Logistics REIT, Inc.	3,909	5,724,797
	Daiwa House REIT Investment Corp.	23,269	53,827,278
	Daiwa Office Investment Corp.	3,875	21,028,162
	Daiwa Securities Living Investments Corp.	20,833	20,350,150
	Frontier Real Estate Investment Corp.	5,990	20,053,976
	Fukuoka REIT Corp.	8,613	10,441,106
	Global One Real Estate Investment Corp.	12,574	11,352,546
	GLP J-Reit	44,121	68,019,045
	Hankyu Hanshin REIT, Inc.	7,078	7,821,055
	Health Care & Medical Investment Corp.	3,516	4,211,058
	Heiwa Real Estate REIT, Inc.	10,802	11,678,518
#	Hoshino Resorts REIT, Inc.	2,635	12,437,893
	Hulic Reit, Inc.	10,893	14,320,366
	Ichigo Hotel REIT Investment Corp.	2,990	1,989,446
#	Ichigo Office REIT Investment Corp.	15,470	10,003,874
#	Industrial & Infrastructure Fund Investment Corp.	21,049	35,831,429
#	Invesco Office J-Reit, Inc.	114,249	14,173,461
	Invincible Investment Corp.	73,129	23,376,337
	Japan Excellent, Inc.	15,334	16,871,789
	Japan Hotel REIT Investment Corp.	53,844	26,074,616
	Japan Logistics Fund, Inc.	10,199	28,661,990
	Japan Prime Realty Investment Corp.	9,544	25,793,271
	Japan Real Estate Investment Corp.	15,460	75,764,897
#	Japan Retail Fund Investment Corp.	31,459	45,345,204
#	Kenedix Office Investment Corp.	5,187	30,000,322
	Kenedix Residential Next Investment Corp.	11,321	18,491,738
	Kenedix Retail REIT Corp.	6,573	12,580,097
	LaSalle Logiport REIT	11,429	17,792,269
	Marimo Regional Revitalization REIT, Inc.	1,834	1,878,388
	MCUBS MidCity Investment Corp.	21,134	15,159,142
#	Mirai Corp.	18,257	6,309,292
	Mitsubishi Estate Logistics REIT Investment Corp.	1,373	5,473,677
#	Mitsui Fudosan Logistics Park, Inc.	3,876	18,519,041
	Mori Hills REIT Investment Corp.	19,687	24,249,155
	Mori Trust Hotel Reit, Inc.	3,724	3,854,061

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mori Trust Sogo Reit, Inc.	12,650	$15,109,188
	Nippon Accommodations Fund, Inc.	5,146	29,479,726
#	Nippon Building Fund, Inc.	14,206	71,751,675
	Nippon Prologis REIT, Inc.	24,608	80,995,726
	NIPPON REIT Investment Corp.	5,475	17,579,203
	Nomura Real Estate Master Fund, Inc.	48,860	58,346,279
	One REIT, Inc.	2,872	6,638,703
	Ooedo Onsen Reit Investment Corp.	3,149	2,106,071
	Orix JREIT, Inc.	30,319	42,610,604
#	Premier Investment Corp.	17,026	18,728,158
	Samty Residential Investment Corp.	3,732	3,584,831
#	Sekisui House Reit, Inc.	50,069	35,012,877
#	Star Asia Investment Corp.	13,382	5,676,658
#	Starts Proceed Investment Corp.	3,902	7,447,084
	Takara Leben Real Estate Investment Corp.	4,672	3,736,447
	Tokyu REIT, Inc.	10,534	14,323,259
#	Tosei Reit Investment Corp.	3,824	3,802,342
	United Urban Investment Corp.	35,700	38,115,816
	XYMAX REIT Investment Corp.	2,095	1,720,979

TOTAL JAPAN			1,293,921,467

MALAYSIA — (0.5%)
	Al-’Aqar Healthcare REIT	191,600	60,399
	AmanahRaya Real Estate Investment Trust	294,900	44,044
	AmFIRST Real Estate Investment Trust	1,788,940	172,438
#	Axis Real Estate Investment Trust	8,631,198	4,360,269
	Capitaland Malaysia Mall Trust	12,816,000	1,897,447
#	IGB Real Estate Investment Trust	17,745,800	7,131,766
	KLCCP Stapled Group	3,034,300	5,547,994
	MRCB-QUILL REIT	2,886,200	542,195
#	Pavilion Real Estate Investment Trust	2,718,100	909,114
	Sunway Real Estate Investment Trust	16,762,000	5,767,399
	Tower Real Estate Investment Trust	434,900	59,566
#	YTL Hospitality REIT	6,597,500	1,119,792

TOTAL MALAYSIA			27,612,423

MEXICO — (1.5%)
#	Asesor de Activos Prisma SAPI de C.V.	9,608,950	2,260,503
#	Concentradora Fibra Danhos S.A. de C.V.	3,278,419	2,961,342
#	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	4,097,827	851,963
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,392,054	401,639
#	Fibra Uno Administracion S.A. de C.V.	38,682,934	29,415,917
	Macquarie Mexico Real Estate Management S.A. de C.V.	13,727,087	15,803,478
#	PLA Administradora Industrial S de RL de C.V.	10,519,818	14,481,705
#	Prologis Property Mexico S.A. de C.V.	4,336,987	8,726,521

TOTAL MEXICO			74,903,068

NETHERLANDS — (1.9%)
#	Eurocommercial Properties NV	605,452	6,609,156
	NSI NV	254,554	8,038,019
#	Unibail-Rodamco-Westfield	9,061,714	18,463,770
#	Unibail-Rodamco-Westfield (BFYM460)	1,213,572	49,126,483
#	Vastned Retail NV	221,050	5,845,232
#	Wereldhave NV	454,464	4,223,146

TOTAL NETHERLANDS			92,305,806

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (1.5%)
	Argosy Property, Ltd.	10,335,015	$9,483,047
#	Goodman Property Trust	13,213,024	21,672,738
	Kiwi Property Group, Ltd.	19,791,196	16,088,727
	Precinct Properties New Zealand, Ltd.	10,287,786	12,034,646
#	Property for Industry, Ltd.	2,553,627	4,894,696
#	Stride Property Group	2,188,774	3,199,238
#	Vital Healthcare Property Trust	3,961,851	7,616,667

TOTAL NEW ZEALAND			74,989,759

SINGAPORE — (9.6%)
	AIMS APAC REIT	6,767,554	5,852,489
#	ARA LOGOS Logistics Trust	16,507,004	7,196,773
	Ascendas Real Estate Investment Trust	33,186,192	70,026,837
#	Ascott Residence Trust	21,738,621	13,236,122
#	CapitaLand Mall Trust	50,660,711	64,215,358
	CapitaLand Retail China Trust	11,704,925	10,035,104
	CDL Hospitality Trusts	12,640,280	9,178,641
	EC World Real Estate Investment Trust	2,014,800	1,032,924
	ESR-REIT	26,135,821	6,711,507
	Far East Hospitality Trust	10,435,821	4,281,930
	First Real Estate Investment Trust	8,337,426	2,443,364
#	Frasers Centrepoint Trust	10,285,758	15,922,597
	Frasers Hospitality Trust	4,581,200	1,342,351
	Frasers Logistics & Commercial Trust	26,926,933	24,280,959
#	IREIT Global	1,328,497	573,984
	Keppel DC REIT	14,296,483	30,354,502
	Keppel Pacific Oak US REIT	4,062,300	2,847,985
#	Keppel REIT	19,343,426	14,106,788
	Lippo Malls Indonesia Retail Trust	22,770,800	1,468,971
	Manulife US Real Estate Investment Trust	11,447,886	8,194,053
#	Mapletree Commercial Trust	23,754,206	29,951,116
	Mapletree Industrial Trust	17,439,758	38,867,124
	Mapletree Logistics Trust	28,607,456	40,865,530
	Mapletree North Asia Commercial Trust	24,979,700	15,935,785
#	OUE Commercial Real Estate Investment Trust	13,983,155	3,334,838
	Parkway Life Real Estate Investment Trust	5,510,300	16,335,124
	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	10,276,484	2,634,247
	Soilbuild Business Space REIT	7,542,238	2,486,539
	SPH REIT	6,425,800	3,505,797
	Starhill Global REIT	22,430,300	6,818,765
	Suntec Real Estate Investment Trust	21,970,200	21,575,977

TOTAL SINGAPORE			475,614,081

SOUTH AFRICA — (1.2%)
	Arrowhead Properties, Ltd., Class B	4,926,820	456,819
	Attacq, Ltd.	2,616,958	501,251
	Emira Property Fund, Ltd.	8,983,304	3,452,732
#	Equites Property Fund, Ltd.	2,623,716	2,512,752
	Growthpoint Properties, Ltd.	37,437,225	24,491,722
#	Hyprop Investments, Ltd.	3,546,463	4,390,620
#	Investec Property Fund, Ltd.	3,603,793	1,663,663
	Octodec Investments, Ltd.	436,842	142,917
	Redefine Properties, Ltd.	68,068,295	8,365,448
	Resilient REIT, Ltd.	4,013,744	7,596,965
#	SA Corporate Real Estate, Ltd.	30,119,336	2,245,407
	Tower Property Fund, Ltd.	137,292	19,859
	Vukile Property Fund, Ltd.	9,296,954	2,763,391

TOTAL SOUTH AFRICA			58,603,546

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (1.1%)
	Inmobiliaria Colonial Socimi SA	3,232,482	$23,010,836
	Lar Espana Real Estate Socimi SA	988,318	3,524,021
	Merlin Properties Socimi SA	4,381,606	29,492,762

TOTAL SPAIN			56,027,619

TAIWAN — (0.3%)
	Cathay No 1 REIT	10,789,000	6,923,535
	Cathay No 2 REIT	4,104,000	2,732,320
	Fubon No 1 REIT	1,279,000	821,692
	Fubon No 2 REIT	4,032,000	2,311,882
	Shin Kong No. 1 REIT	4,824,000	3,370,500

TOTAL TAIWAN			16,159,929

TURKEY — (0.2%)
*	AKIS Gayrimenkul Yatirimi A.S.	2,274,141	1,081,096
	Akmerkez Gayrimenkul Yatirim Ortakligi A.S.	2,737	21,265
	Alarko Gayrimenkul Yatirim Ortakligi A.S.	288,318	566,818
#	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	16,720,271	3,422,441
#	Halk Gayrimenkul Yatirim Ortakligi A.S.	684,489	186,910
#*	Is Gayrimenkul Yatirim Ortakligi A.S.	4,784,464	1,085,838
*	Ozak Gayrimenkul Yatirim Ortakligi	740,240	346,733
#	Panora Gayrimenkul Yatirim Ortakligi	791,103	526,925
#*	Sinpas Gayrimenkul Yatirim Ortakligi A.S.	1,740,311	547,399
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,015,890	409,163
#*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	2,918,799	1,173,912
	Yeni Gimat Gayrimenkul Ortakligi A.S.	117,064	183,532

TOTAL TURKEY			9,552,032

UNITED KINGDOM — (12.6%)
	Assura P.L.C.	18,362,912	18,128,303
	Big Yellow Group P.L.C.	2,186,308	31,156,906
	British Land Co. P.L.C. (The)	11,080,454	50,038,355
	Capital & Counties Properties P.L.C.	1,662,546	2,253,281
#	Capital & Regional P.L.C.	100,423	48,258
	Custodian Reit P.L.C.	1,228,847	1,357,862
	Derwent London P.L.C.	1,341,890	46,209,966
	Ediston Property Investment Co. P.L.C.	249,776	170,544
	Empiric Student Property P.L.C.	3,347,596	2,342,324
	GCP Student Living P.L.C.	2,135,133	3,098,224
	Great Portland Estates P.L.C.	3,361,271	25,128,974
#*	Hammerson P.L.C.	54,821,854	11,576,606
*	Intu Properties P.L.C.	13,154,625	226,997
#	Land Securities Group P.L.C.	8,773,483	57,887,599
	LondonMetric Property P.L.C.	11,773,255	32,917,139
	LXI REIT P.L.C.	188,373	267,070
	McKay Securities P.L.C.	456,122	1,093,156
	NewRiver REIT P.L.C.	3,235,719	2,661,407
	Primary Health Properties P.L.C.	12,321,953	22,986,587
#	RDI REIT P.L.C.	3,329,373	3,829,929
	Regional REIT, Ltd.	2,599,450	2,101,141
	Safestore Holdings P.L.C.	3,114,018	32,416,846
	Schroder Real Estate Investment Trust, Ltd.	2,762,632	1,102,035
	Secure Income REIT P.L.C.	333,030	1,039,817
	Segro P.L.C.	14,094,509	164,690,007
#	Shaftesbury P.L.C.	2,580,161	15,208,330
	Shaftesbury P.L.C.	322,039	229,461
	Standard Life Investment Property Income Trust, Ltd.	2,341,498	1,607,859
	Target Healthcare REIT P.L.C.	566,147	784,774

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Tritax Big Box REIT P.L.C.	20,913,266	$42,432,659
* UNITE Group P.L.C. (The)	3,260,016	35,181,129
Workspace Group P.L.C.	1,798,122	14,374,458

TOTAL UNITED KINGDOM		624,548,003

TOTAL COMMON STOCKS		4,578,537,035

RIGHTS/WARRANTS — (0.0%)

SINGAPORE — (0.0%)
* Mapletree Logistic Trust Rights 11/12/20	543,542	0

TURKEY — (0.0%)
Vakif Gayrimenkul Yatirim Ortakligi A.S.	0	0

TOTAL RIGHTS/WARRANTS		0

TOTAL INVESTMENT SECURITIES (Cost $5,115,107,005)		4,578,537,035

		Value†
SECURITIES LENDING COLLATERAL — (7.7%)
@§ The DFA Short Term Investment Fund	32,784,321	379,347,377

TOTAL INVESTMENTS — (100.0%) (Cost $5,494,423,502)		$4,957,884,412

As of October 31, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	187	12/18/20	$32,202,344	$30,524,945	$(1,677,399)

Total Futures Contracts			$32,202,344	$30,524,945	$(1,677,399)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$458,066	$894,252,293	—	$894,710,359
Belgium	—	182,620,187	—	182,620,187
Canada	234,117,063	—	—	234,117,063
China	—	10,478,775	—	10,478,775
France	—	169,368,012	—	169,368,012
Germany	—	34,754,830	—	34,754,830
Hong Kong	—	227,130,679	—	227,130,679
Ireland	—	17,847,444	—	17,847,444
Italy	—	3,271,953	—	3,271,953
Japan	—	1,293,921,467	—	1,293,921,467
Malaysia	—	27,612,423	—	27,612,423
Mexico	74,903,068	—	—	74,903,068
Netherlands	—	92,305,806	—	92,305,806

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$74,989,759	—	$74,989,759
Singapore	—	475,614,081	—	475,614,081
South Africa	—	58,603,546	—	58,603,546
Spain	—	56,027,619	—	56,027,619
Taiwan	—	16,159,929	—	16,159,929
Turkey	—	9,552,032	—	9,552,032
United Kingdom	—	624,548,003	—	624,548,003
Securities Lending Collateral	—	379,347,377	—	379,347,377
Futures Contracts**	$(1,677,399)	—	—	(1,677,399)

TOTAL	$307,800,798	$4,648,406,215	—	$4,956,207,013

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (53.6%)
UNITED STATES — (53.6%)
	Acadia Realty Trust	395,756	$3,692,404
	Agree Realty Corp.	214,369	13,305,884
	Alexander’s, Inc.	10,080	2,451,355
	Alexandria Real Estate Equities, Inc.	502,810	76,185,771
	American Assets Trust, Inc.	229,467	4,802,744
	American Campus Communities, Inc.	557,058	20,867,393
	American Finance Trust, Inc.	52,097	300,339
	American Homes 4 Rent, Class A	1,151,985	32,566,627
	American Tower Corp.	1,735,168	398,481,331
	Apartment Investment & Management Co., Class A	598,801	19,101,756
	Apple Hospitality REIT, Inc.	914,461	9,053,164
#	AvalonBay Communities, Inc.	561,134	78,070,573
	Bluerock Residential Growth REIT, Inc.	104,183	902,225
	Boston Properties, Inc.	579,858	41,987,518
#	Braemar Hotels & Resorts, Inc.	117,069	283,307
	Brandywine Realty Trust	739,445	6,477,538
	Brixmor Property Group, Inc.	1,218,989	13,360,119
#	Brookfield Property REIT, Inc., Class A	813,667	12,001,595
	BRT Apartments Corp.	12,084	150,446
	Camden Property Trust	395,058	36,440,150
	CareTrust REIT, Inc.	420,609	7,192,414
#	Cedar Realty Trust, Inc.	278,817	264,876
	Chatham Lodging Trust	210,801	1,549,387
	City Office REIT, Inc.	191,986	1,213,352
	Clipper Realty, Inc.	6,848	38,486
	Columbia Property Trust, Inc.	543,385	5,749,013
	Community Healthcare Trust, Inc.	86,268	3,994,208
	Condor Hospitality Trust, Inc.	5,385	15,832
	CorePoint Lodging, Inc.	175,032	836,653
	CoreSite Realty Corp.	172,151	20,547,943
	Corporate Office Properties Trust	494,751	11,097,265
	Cousins Properties, Inc.	597,496	15,224,199
	Crown Castle International Corp.	1,634,939	255,377,472
	CubeSmart	784,180	26,607,227
	CyrusOne, Inc.	474,061	33,682,034
	DiamondRock Hospitality Co.	933,539	4,611,683
	Digital Realty Trust, Inc.	885,428	127,767,232
	Diversified Healthcare Trust	1,078,686	3,122,796
#	Douglas Emmett, Inc.	670,168	15,815,965
	Duke Realty Corp.	1,477,396	56,126,274
#	Easterly Government Properties, Inc.	332,001	6,938,821
	EastGroup Properties, Inc.	159,200	21,186,336
	Empire State Realty Trust, Inc., Class A	662,688	3,565,261
	EPR Properties	321,746	7,670,425
	Equinix, Inc.	336,500	246,062,260
	Equity Commonwealth	486,894	12,863,740
	Equity LifeStyle Properties, Inc.	692,628	40,996,651
	Equity Residential	1,483,968	69,716,817
»	ESC WAR IND	183,367	52,782
	Essential Properties Realty Trust, Inc.	378,513	6,253,035
	Essex Property Trust, Inc.	259,989	53,191,150
	Extra Space Storage, Inc.	519,649	60,253,302
#	Federal Realty Investment Trust	283,030	19,466,803
	First Industrial Realty Trust, Inc.	522,323	20,793,679
	Four Corners Property Trust, Inc.	309,613	7,845,593
	Franklin Street Properties Corp.	466,275	1,958,355
	Front Yard Residential Corp.	136,149	1,823,035

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	Gaming and Leisure Properties, Inc.	840,012	$30,534,436
	Getty Realty Corp.	156,904	4,123,437
	Gladstone Commercial Corp.	140,305	2,279,956
	Global Medical REIT, Inc.	126,066	1,567,000
	Global Net Lease, Inc.	385,871	5,490,949
	Healthcare Realty Trust, Inc.	550,648	15,308,014
	Healthcare Trust of America, Inc., Class A	884,544	21,494,419
	Healthpeak Properties, Inc.	2,146,229	57,883,796
	Hersha Hospitality Trust	167,441	820,461
	Highwoods Properties, Inc.	417,878	12,440,228
	Host Hotels & Resorts, Inc.	2,798,309	29,326,278
	Hudson Pacific Properties, Inc.	676,343	13,026,366
	Independence Realty Trust, Inc.	408,565	4,964,067
	Industrial Logistics Properties Trust	281,200	5,393,418
	Investors Real Estate Trust	54,905	3,701,146
	Invitation Homes, Inc.	2,234,793	60,920,453
#	Iron Mountain, Inc.	1,168,783	30,458,485
	JBG SMITH Properties	508,845	11,881,519
	Kilroy Realty Corp.	423,624	19,944,218
	Kimco Realty Corp.	1,750,524	17,960,376
	Kite Realty Group Trust	399,504	4,138,861
	Lamar Advertising Co., Class A	349,659	21,664,872
	Lexington Realty Trust	1,087,315	10,797,038
	Life Storage, Inc.	189,902	21,677,313
	LTC Properties, Inc.	181,767	6,000,129
#	Macerich Co. (The)	483,391	3,364,401
	Mack-Cali Realty Corp.	413,091	4,539,870
	Medical Properties Trust, Inc.	2,145,028	38,224,399
	MGM Growth Properties LLC, Class A	532,058	14,072,934
	Mid-America Apartment Communities, Inc.	455,808	53,160,831
	Monmouth Real Estate Investment Corp.	401,371	5,558,988
	National Health Investors, Inc.	192,543	10,792,035
#	National Retail Properties, Inc.	702,392	22,483,568
	National Storage Affiliates Trust	283,282	9,600,427
	New Senior Investment Group, Inc.	349,621	1,367,018
	NexPoint Residential Trust, Inc.	83,553	3,703,069
	Office Properties Income Trust	217,484	4,003,880
	Omega Healthcare Investors, Inc.	918,650	26,466,311
	One Liberty Properties, Inc.	67,247	1,037,621
	Outfront Media, Inc.	622,729	8,163,977
	Paramount Group, Inc.	850,936	4,918,410
	Park Hotels & Resorts, Inc.	1,015,979	10,088,673
	Pebblebrook Hotel Trust	524,908	6,288,393
#	Pennsylvania Real Estate Investment Trust	108,899	54,341
	Physicians Realty Trust	842,449	14,203,690
	Piedmont Office Realty Trust, Inc., Class A	576,916	6,588,381
	Plymouth Industrial REIT, Inc.	26,454	336,230
	Preferred Apartment Communities, Inc., Class A	36,972	199,649
	Prologis, Inc.	2,885,094	286,201,283
	PS Business Parks, Inc.	90,905	10,365,897
	Public Storage	614,993	140,876,447
#	QTS Realty Trust, Inc., Class A	248,124	15,262,107
	Realty Income Corp.	1,375,641	79,594,588
	Regency Centers Corp.	686,719	24,440,315
	Retail Opportunity Investments Corp.	552,609	5,376,886
	Retail Properties of America, Inc., Class A	919,902	4,820,287
	Retail Value, Inc.	70,158	876,979
	Rexford Industrial Realty, Inc.	501,030	23,277,854
	RLJ Lodging Trust	748,579	6,123,375

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»
UNITED STATES — (Continued)
	RPT Realty	364,153	$1,780,708
	Ryman Hospitality Properties, Inc.	225,230	8,975,416
	Sabra Health Care REIT, Inc.	886,424	11,665,340
	Saul Centers, Inc.	53,568	1,325,808
	SBA Communications Corp.	443,093	128,660,914
#*	Seritage Growth Properties	153,193	1,950,147
	Service Properties Trust	709,783	5,117,535
	Simon Property Group, Inc.	1,219,545	76,599,621
	SITE Centers Corp.	666,470	4,538,664
#	SL Green Realty Corp.	282,734	12,103,843
	Spirit Realty Capital, Inc.	417,062	12,532,719
	STAG Industrial, Inc.	579,507	18,034,258
	STORE Capital Corp.	974,506	25,044,804
	Summit Hotel Properties, Inc.	488,395	2,578,726
	Sun Communities, Inc.	392,316	53,994,451
	Sunstone Hotel Investors, Inc.	934,363	6,932,974
#	Tanger Factory Outlet Centers, Inc.	425,847	2,635,993
	Taubman Centers, Inc.	265,528	8,873,946
	Terreno Realty Corp.	276,292	15,549,714
	UDR, Inc.	1,196,845	37,389,438
	UMH Properties, Inc.	158,278	2,157,329
	Uniti Group, Inc.	36,100	318,402
	Universal Health Realty Income Trust	56,163	3,003,036
	Urban Edge Properties	553,459	5,202,515
	Urstadt Biddle Properties, Inc.	6,002	52,037
	Urstadt Biddle Properties, Inc., Class A	129,339	1,230,014
	Ventas, Inc.	1,487,025	58,692,877
	VEREIT, Inc.	4,362,883	27,049,875
	Vornado Realty Trust	634,192	19,488,720
#	Washington Prime Group, Inc.	521,112	305,111
	Washington Real Estate Investment Trust	366,248	6,402,015
	Weingarten Realty Investors	524,790	8,323,169
	Welltower, Inc.	1,608,880	86,509,478
	Whitestone REIT	162,336	967,523
	WP Carey, Inc.	693,357	43,411,082
	Xenia Hotels & Resorts, Inc.	497,566	4,099,944

TOTAL UNITED STATES			3,905,683,090

AFFILIATED INVESTMENT COMPANIES — (45.4%)

UNITED STATES — (45.4%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	686,418,396	2,587,797,354
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	21,075,018	720,976,350

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			3,308,773,704

TOTAL INVESTMENT SECURITIES (Cost $7,526,353,654)			7,214,456,794

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	6,235,899	72,155,584

TOTAL INVESTMENTS — (100.0%) (Cost $7,598,493,388)			$7,286,612,378

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$3,905,630,308	$52,782	—	$3,905,683,090
Affiliated Investment Companies	3,308,773,704	—	—	3,308,773,704
Securities Lending Collateral	—	72,155,584	—	72,155,584

TOTAL	$7,214,404,012	$72,208,366	—	$7,286,612,378

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (7.6%)
	A2B Australia, Ltd.	1,798,435	$1,306,798
#	Accent Group, Ltd.	1,010,765	1,186,697
*	Ainsworth Game Technology, Ltd.	879,844	176,274
	Alliance Aviation Services, Ltd.	32,374	74,858
	AMA Group, Ltd.	130,348	66,977
	AMP, Ltd.	3,192,232	3,435,135
	Ansell, Ltd.	912,990	25,816,687
#*	Ardent Leisure Group, Ltd.	55,981	25,602
	Austal, Ltd.	808,705	1,542,074
	Austin Engineering, Ltd.	647,686	68,261
*	Australian Agricultural Co., Ltd.	346,107	271,180
	Australian Pharmaceutical Industries, Ltd.	10,148,266	7,830,056
#	Australian Vintage, Ltd.	611,053	193,350
	Auswide Bank, Ltd.	10,475	36,199
	AVJennings, Ltd.	1,149,935	409,793
#	Bank of Queensland, Ltd.	6,591,610	29,737,811
	Base Resources, Ltd.	450,006	74,388
	Beach Energy, Ltd.	6,337,389	5,255,080
	Bega Cheese, Ltd.	1,575,247	5,541,688
#	Bendigo & Adelaide Bank, Ltd.	2,085,110	9,808,870
#	Bingo Industries, Ltd.	4,407,199	7,628,998
	Brickworks, Ltd.	483,399	5,876,632
	BWX, Ltd.	1,114,418	2,956,383
*	CDS Technologies, Ltd.	15,209	0
	Cedar Woods Properties, Ltd.	743,639	2,999,118
	Cleanaway Waste Management, Ltd.	35,410,403	51,048,380
	CSR, Ltd.	7,139,425	22,101,793
*	Decmil Group, Ltd.	11,954,488	538,402
#	Domain Holdings Australia, Ltd.	2,027,457	5,623,703
	Downer EDI, Ltd.	10,342,407	31,977,826
	DWS, Ltd.	176,523	144,678
#*	Eclipx Group, Ltd.	4,101,313	4,286,854
	Elanor Investor Group	54,745	52,749
	Enero Group, Ltd.	11,447	13,640
#	EQT Holdings, Ltd.	26,859	472,005
	Estia Health, Ltd.	4,193,790	3,921,238
#	EVENT Hospitality and Entertainment, Ltd.	1,258,022	7,292,893
	Finbar Group, Ltd.	11,796	5,842
	Fleetwood Corp., Ltd.	1,182,560	1,488,972
#	FlexiGroup, Ltd.	7,414,699	4,904,517
#*	Flight Centre Travel Group, Ltd.	164,388	1,301,158
#	G8 Education, Ltd.	16,249,100	12,944,416
	Genworth Mortgage Insurance Australia, Ltd.	5,784,395	6,940,195
*	GrainCorp, Ltd., Class A	5,288,761	13,158,648
#	Grange Resources, Ltd.	3,384,131	583,040
	GTN, Ltd.	74,832	21,035
	Healius, Ltd.	8,755,310	20,749,386
#	HT&E, Ltd.	3,999,374	4,216,584
	Huon Aquaculture Group, Ltd.	19,513	36,338
	IGO, Ltd.	9,546,016	29,836,362
*	Intega Group, Ltd.	819,378	161,212
	IOOF Holdings, Ltd.	11,069,995	22,733,626
#	IVE Group, Ltd.	541,881	287,587
	Japara Healthcare, Ltd.	3,092,954	837,687
*	Kingsgate Consolidated, Ltd.	195,003	104,853
*	Lednium Technology Pty, Ltd.	438,495	0
#	Link Administration Holdings, Ltd.	2,068,143	6,954,103

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	MACA, Ltd.	5,297,551	$3,068,131
	Macmahon Holdings, Ltd.	8,295,683	1,397,245
#*	Mayne Pharma Group, Ltd.	24,671,331	5,200,503
	McPherson’s, Ltd.	1,847,415	2,946,705
	McPherson’s, Ltd.	275,538	439,644
*	Medusa Mining, Ltd.	85,118	47,874
#	Metcash, Ltd.	2,288,415	4,746,787
#	Michael Hill International, Ltd.	13,999	4,897
	Michael Hill International, Ltd.	402,866	145,067
	Mineral Resources, Ltd.	314,436	5,521,431
	Monash IVF Group, Ltd.	3,434,111	1,388,051
#	Money3 Corp., Ltd.	2,288,975	3,620,647
#	Mortgage Choice, Ltd.	116,497	87,611
	Mount Gibson Iron, Ltd.	11,560,117	5,525,227
#*	Myer Holdings, Ltd.	10,378,069	1,684,270
#	MyState, Ltd.	691,226	1,960,318
	Navigator Global Investments, Ltd.	2,297,024	2,490,371
#	New Hope Corp., Ltd.	3,451,514	2,595,728
	Nine Entertainment Co. Holdings, Ltd.	22,352,125	32,674,128
	NRW Holdings, Ltd.	926,703	1,421,405
*	Nufarm, Ltd.	3,998,046	9,667,191
	oOh!media, Ltd.	3,709,236	3,417,728
	OZ Minerals, Ltd.	6,865,911	71,723,927
	Pacific Current Group, Ltd.	17,585	72,035
	Peet, Ltd.	2,829,316	2,126,953
	Perenti Global, Ltd.	12,704,121	9,342,506
*	Perseus Mining, Ltd.	20,512,982	17,741,356
	Premier Investments, Ltd.	1,513,290	22,696,468
	Propel Funeral Partners, Ltd.	116,137	229,629
#*	Reject Shop, Ltd. (The)	253,341	1,107,179
	Reliance Worldwide Corp., Ltd.	3,051,199	8,808,004
*	Resolute Mining, Ltd.	2,538,909	1,441,973
*	Retail Food Group, Ltd.	384,326	21,616
#	Ridley Corp., Ltd.	6,859,692	3,835,014
	Sandfire Resources, Ltd.	1,805,417	5,618,230
	Select Harvests, Ltd.	2,469,637	10,629,294
#*	Senex Energy, Ltd.	9,215,774	1,911,881
	Servcorp, Ltd.	386,631	673,311
#	SG Fleet Group, Ltd.	45,373	53,849
	Shaver Shop Group, Ltd.	21,869	15,603
*	Sigma Healthcare, Ltd.	9,430,201	3,519,258
#	Sims, Ltd.	3,128,989	21,042,207
	Southern Cross Electrical Engineering, Ltd.	64,134	19,813
#*	Southern Cross Media Group, Ltd.	40,040,572	4,918,481
#*	SpeedCast International, Ltd.	59,723	12,438
#	SRG Global, Ltd.	279,315	59,861
	St Barbara, Ltd.	1,236,354	2,324,906
	Star Entertainment Grp, Ltd. (The)	9,794,253	22,570,793
#	Sunland Group, Ltd.	4,182,483	5,934,356
	Super Retail Group, Ltd.	976,207	7,682,833
#	Tassal Group, Ltd.	5,212,744	12,977,740
*	United Malt Grp, Ltd.	6,379,827	18,085,032
	Village Roadshow, Ltd.	2,811,569	4,409,875
*	Virgin Australia Holdings, Ltd.	39,419,376	0
*	Virgin Australia Holdings, Ltd.	21,587,777	0
	Virtus Health, Ltd.	1,501,000	4,735,938
	Vita Group, Ltd.	812,133	567,230
Ω	Viva Energy Group, Ltd.	1,103,422	1,305,302
*	Vocus Group, Ltd.	10,446,490	25,298,978

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Webjet, Ltd.	514,892	$1,261,447
#	Western Areas, Ltd.	6,366,240	8,601,043
#	Whitehaven Coal, Ltd.	10,265,513	7,683,118
	WPP AUNZ, Ltd.	5,727,474	1,692,968

TOTAL AUSTRALIA			769,862,035

AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	365,249	6,600,195
#	AT&S Austria Technologie & Systemtechnik AG	397,866	7,231,773
*Ω	BAWAG Group AG	15,336	563,217
	EVN AG	396,509	6,332,869
*	Oberbank AG	35,060	3,413,966
#*	POLYTEC Holding AG	28,277	171,342
#*	Porr AG	19,492	260,225
*	Raiffeisen Bank International AG	1,178,734	17,018,959
*	Strabag SE	381,691	11,073,197
	UNIQA Insurance Group AG	1,589,003	8,950,121
	Vienna Insurance Group AG Wiener Versicherung Gruppe	496,012	10,071,203
	voestalpine AG	356,566	9,914,986
	Zumtobel Group AG	88,059	492,212

TOTAL AUSTRIA			82,094,265

BELGIUM — (1.5%)
*	Ackermans & van Haaren NV	364,335	44,847,246
	Banque Nationale de Belgique	2,092	3,961,940
	Bekaert SA	929,204	19,764,424
#*	Cie d’Entreprises CFE	42,149	2,610,079
*	Deceuninck NV	1,532,255	2,685,873
	D’ieteren SA	398,210	19,950,293
*	Econocom Group SA	8,129	17,885
	Euronav NV	3,368,136	24,610,513
#	Euronav NV	78,248	575,905
	Gimv NV	207,026	10,810,940
#	Immobel SA	26,187	1,813,807
#*	Ontex Group NV	588,489	6,510,642
	Recticel SA	813,272	7,989,359
*	Roularta Media Group NV	10,995	153,690
#*	Sipef NV	91,333	4,547,519
*	Tessenderlo Group SA	109,463	3,726,055
	Viohalco SA	35,319	113,147

TOTAL BELGIUM			154,689,317

CANADA — (9.8%)
#	Acadian Timber Corp.	99,920	1,143,721
*	Advantage Oil & Gas, Ltd.	3,446,743	5,691,537
	Aecon Group, Inc.	1,141,338	12,181,811
	AGF Management, Ltd., Class B	1,190,229	5,101,109
	Alamos Gold, Inc., Class A	7,335,819	67,009,621
#	Alaris Equity Partners Income	455,937	4,199,014
*	Alcanna, Inc.	182,310	666,404
*	Aleafia Health, Inc.	58,000	21,767
	Algoma Central Corp.	305,331	2,433,848
	AltaGas, Ltd.	896,540	11,365,729
#	ARC Resources, Ltd.	3,713,200	18,283,113
#*	Argonaut Gold, Inc.	3,406,746	6,341,462
#*	Baytex Energy Corp.	10,158,172	3,011,692
#	Birchcliff Energy, Ltd.	5,331,670	7,603,522
*	Black Diamond Group, Ltd.	1,025,016	1,315,603

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Bonterra Energy Corp.	489,686	$415,331
	Cameco Corp.	151,999	1,444,350
	Cameco Corp.	617,107	5,868,688
	Canaccord Genuity Group, Inc.	1,179,328	5,859,905
#	Canadian Western Bank	1,872,110	34,426,702
*	Canfor Corp.	117,551	1,425,823
	Canfor Pulp Products, Inc.	31,703	107,081
	CanWel Building Materials Group, Ltd.	209,582	959,581
*	Capstone Mining Corp.	2,531,115	3,172,680
#	Cardinal Energy, Ltd.	1,310,169	403,189
	Cascades, Inc.	2,619,401	27,878,936
*	Celestica, Inc.	49,571	290,982
*	Celestica, Inc.	2,329,588	13,691,116
#	Cenovus Energy, Inc.	594,855	1,951,124
	Centerra Gold, Inc.	4,954,470	43,286,070
	Cervus Equipment Corp.	68,586	416,468
#	CES Energy Solutions Corp.	637,195	306,091
#	Chesswood Group, Ltd.	56,300	236,643
#*	China Gold International Resources Corp., Ltd.	3,341,437	4,037,915
*	Copper Mountain Mining Corp.	1,188,338	1,007,898
#	Corus Entertainment, Inc., Class B	2,195,837	5,801,506
#	Crescent Point Energy Corp.	6,422,206	8,001,848
#	Crescent Point Energy Corp.	100,092	125,115
#*	Crew Energy, Inc.	1,973,649	614,775
#*	DIRTT Environmental Solutions	5,902	8,240
*	Dorel Industries, Inc., Class B	313,532	3,386,419
	DREAM Unlimited Corp., Class A	153,094	2,029,296
	Dundee Precious Metals, Inc.	3,147,309	20,882,843
	ECN Capital Corp.	2,126,002	8,425,498
	E-L Financial Corp., Ltd.	5,259	2,607,198
#*	Eldorado Gold Corp.	428,290	5,368,493
*	Eldorado Gold Corp.	451,151	5,652,922
	Element Fleet Management Corp.	231,265	2,178,470
#*	Endeavour Mining Corp.	279,855	6,864,573
#	Enerflex, Ltd.	1,662,585	5,977,469
	Enerplus Corp.	792,005	1,438,604
#	Enerplus Corp.	75,242	137,693
#	Ensign Energy Services, Inc.	2,067,206	775,804
#	Equitable Group, Inc.	286,784	18,313,880
	Exco Technologies, Ltd.	326,069	1,737,664
	Firm Capital Mortgage Investment Corp.	39,367	347,486
#*	Fortuna Silver Mines, Inc.	2,316,312	15,316,902
#	Freehold Royalties, Ltd.	466,041	1,290,769
	Frontera Energy Corp.	229,888	370,982
*	Gasfrac Energy Services, Inc.	42,951	0
#*	Gear Energy, Ltd.	618,463	69,631
#	Genworth MI Canada, Inc.	1,030,214	34,178,082
#	GoldMoney, Inc.	8,200	13,540
#*	Gran Tierra Energy, Inc.	7,652,079	1,435,878
	Guardian Capital Group, Ltd., Class A	57,137	958,502
	Hardwoods Distribution, Inc.	12,144	217,941
*	Headwater Exploration, Inc.	37,600	36,124
*	Heroux-Devtek, Inc.	207,746	1,567,100
#	High Liner Foods, Inc.	225,034	1,432,326
#*	Home Capital Group, Inc.	1,320,649	24,117,233
	Horizon North Logistics, Inc.	300,973	1,082,085
	Hudbay Minerals, Inc.	4,921,849	22,202,441
	Husky Energy, Inc.	79,900	205,702
	iA Financial Corp., Inc.	536,606	18,696,428

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	IAMGOLD Corp.	9,868,177	$36,145,541
#	Inter Pipeline, Ltd.	403,140	3,588,712
*	Interfor Corp.	933,319	10,514,988
*	Intertain Group, Ltd. (The)	70,627	625,282
#*	Kelt Exploration, Ltd.	1,580,524	1,933,690
*	Knight Therapeutics, Inc.	277,706	1,140,173
	KP Tissue, Inc.	18,400	160,757
#	Laurentian Bank of Canada	1,198,644	23,580,619
	Leon’s Furniture, Ltd.	5,930	82,743
#*	Lightstream Resources, Ltd.	2,048,004	0
#	Linamar Corp.	950,360	31,065,209
	Magellan Aerospace Corp.	39,200	194,779
*	Major Drilling Group International, Inc.	725,230	3,549,125
	Martinrea International, Inc.	2,503,814	18,849,549
*	Mav Beauty Brands, Inc.	3,600	10,457
	MDF Commerce, Inc.	2,894	20,744
#	Medical Facilities Corp.	149,900	564,811
#*	MEG Energy Corp.	5,402,590	9,853,857
	Melcor Developments, Ltd.	119,504	531,906
*	Mercator Minerals, Ltd.	861,957	0
	MTY Food Group, Inc.	11,760	334,890
#	Mullen Group, Ltd.	561,590	3,776,812
#	Neo Performance Materials, Inc.	42,402	370,457
*	New Gold, Inc.	300,500	608,984
#	NFI Group, Inc.	124,319	1,408,072
	North American Construction Group, Ltd.	11,942	92,551
#*	NuVista Energy, Ltd.	3,008,178	1,715,991
*	Obsidian Energy, Ltd.	2,794	860
*	OceanaGold Corp.	11,771,128	15,373,236
#	Onex Corp.	71,449	3,088,991
	Ovintiv, Inc.	386,667	3,561,063
#*	Paramount Resources, Ltd., Class A	881,939	1,482,806
*	Parex Resources, Inc.	500,990	4,877,160
	Park Lawn Corp.	2,564	54,078
#	Peyto Exploration & Development Corp.	2,160,463	4,670,219
	Pinnacle Renewable Energy, Inc.	700	3,321
	Pizza Pizza Royalty Corp.	435,440	2,719,253
	Polaris Infrastructure, Inc.	322,874	3,077,760
#	PrairieSky Royalty, Ltd.	416,077	2,551,489
#*	Precision Drilling Corp.	8,248,429	5,757,741
#*	Premier Gold Mines, Ltd.	139,272	286,426
	Primo Water Corp.	144,045	1,804,884
	Quarterhill, Inc.	1,226,508	2,356,722
#	Rocky Mountain Dealerships, Inc.	397,674	1,647,647
	Russel Metals, Inc.	347,616	4,626,009
#	Secure Energy Services, Inc.	149,222	166,885
*	Seven Generations Energy, Ltd., Class A	1,463,653	5,185,350
*	Sierra Wireless, Inc.	207,493	2,301,844
#	SNC-Lavalin Group, Inc.	321,099	4,492,446
*	Sonde Resources Corp.	463,104	0
*	Southern Pacific Resource Corp.	156,000	0
#*	SSR Mining, Inc.	2,011,450	37,230,629
*	Storm Resources, Ltd.	371,421	607,744
#	Surge Energy, Inc.	3,375,379	506,700
*	Tamarack Valley Energy, Ltd.	3,338,043	1,929,215
*	Taseko Mines, Ltd.	644,887	595,370
*	Teranga Gold Corp.	2,742,976	28,535,348
#	Tidewater Midstream and Infrastructure, Ltd.	1,763,934	887,064
#	Timbercreek Financial Corp.	735,236	4,183,059

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	TLC Vision Corp.	829,259	$0
#	TORC Oil & Gas, Ltd.	3,400,731	3,522,487
*	Torex Gold Resources, Inc.	299,945	4,043,393
	Total Energy Services, Inc.	500,391	743,657
	Tourmaline Oil Corp.	2,345,001	30,379,582
#	TransAlta Corp.	6,330,384	37,536,616
#	Transcontinental, Inc., Class A	950,469	11,257,525
*	TransGlobe Energy Corp.	403,941	157,659
*	Trican Well Service, Ltd.	113,854	99,129
	Uni-Select, Inc.	320,705	1,465,956
#	Vermilion Energy, Inc.	322,903	797,381
	Vermilion Energy, Inc.	378,371	934,576
	VersaBank	32,629	161,394
	Wajax Corp.	104,299	979,344
#	Western Forest Products, Inc.	240,946	155,531
#	Whitecap Resources, Inc.	7,605,298	13,871,406
	Yamana Gold, Inc.	13,241,356	73,645,912
#*	Yangarra Resources, Ltd.	418,855	141,473

TOTAL CANADA			992,599,027

CHINA — (0.0%)
*	Hanfeng Evergreen, Inc.	707,267	0

DENMARK — (2.1%)
*	Alm Brand A.S.	1,071,859	12,260,193
*	BankNordik P/F	9,794	174,299
*	Brodrene Hartmann A.S.	7,960	637,990
#*	Columbus A.S.	41,274	52,958
	D/S Norden A.S.	299,794	4,262,959
*	Dfds A.S.	363,256	13,588,620
*	FLSmidth & Co. A.S.	580,439	14,829,284
*	GronlandsBANKEN A.S.	1,526	133,804
*	H+H International A.S., Class B	62,097	1,204,235
*	Harboes Bryggeri A.S., Class B	23,771	219,868
#*	ISS A.S.	54,700	710,202
*	Jyske Bank A.S.	1,162,241	34,632,590
*	Matas A.S.	653,289	7,293,174
	North Media A.S.	5,828	58,467
#*	Parken Sport & Entertainment A.S.	24,854	249,220
	Per Aarsleff Holding A.S.	487,117	18,580,679
	Ringkjoebing Landbobank A.S.	116,194	8,853,103
Ω	Scandinavian Tobacco Group A.S., Class A	984,389	13,904,318
	Schouw & Co., A.S.	346,020	30,132,091
	Solar A.S., Class B	43,566	2,065,182
*	Spar Nord Bank A.S.	1,943,142	16,742,197
*	Sydbank A.S.	1,555,575	26,602,968
#	TORM P.L.C.	243,399	1,560,064
	United International Enterprises, Ltd.	9,003	1,910,551
*	Vestjysk Bank A.S.	99,400	43,015

TOTAL DENMARK			210,702,031

FINLAND — (2.6%)
	Ahlstrom-Munksjo Oyj	365,011	7,642,302
*	Aktia Bank Oyj	393,207	4,060,553
#	Altia Oyj	13,886	149,750
	Aspo Oyj	56,627	403,713
	Atria Oyj	303,622	3,283,091
	Cargotec Oyj, Class B	859,524	29,543,967

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Digia Oyj	50,968	$406,625
#*	Finnair Oyj	13,492,025	5,754,342
	Fiskars Oyj Abp	159,803	2,397,381
#*	HKScan Oyj, Class A	460,227	1,006,355
	Kemira Oyj	2,792,209	34,494,696
	Kesko Oyj, Class B	394,054	10,111,654
	Konecranes Oyj	1,066,526	33,558,057
	Metsa Board Oyj	4,187,145	35,131,495
#	Nokian Renkaat Oyj	1,439,643	44,237,239
	Oriola Oyj, Class A	10,362	23,715
	Oriola Oyj, Class B	177,197	373,494
*	Pihlajalinna Oyj	4,033	41,426
	Raisio Oyj, Class V	1,396,137	4,957,999
	Rapala VMC Oyj	20,345	64,928
	Sanoma Oyj	561,615	8,266,195
*	Teleste Oyj	42,681	198,918
	TietoEVRY Oyj	464,794	11,593,809
	Uponor Oyj	58,309	1,087,149
	Wartsila Oyj Abp	723,997	5,753,470
#	YIT Oyj	2,924,672	15,430,257

TOTAL FINLAND			259,972,580

FRANCE — (3.6%)
	Actia Group	58	124
	AKWEL	145,618	2,633,586
	Albioma SA	161,841	7,545,251
Ω	ALD SA	10,113	108,926
	Altamir	343,540	7,245,084
	Assystem SA	53,188	1,364,268
*	Axway Software SA	28,393	665,015
#	Beneteau SA	166,049	1,526,791
*	Bigben Interactive	61,594	1,009,142
	Bonduelle SCA	271,070	5,844,353
	Burelle SA	6,739	4,003,939
#*	Casino Guichard Perrachon SA	760,364	17,128,878
*	CGG SA	11,653,830	6,567,553
	Cie des Alpes	217,983	3,429,587
*	Coface SA	1,000,229	7,814,963
	Derichebourg SA	1,754,329	5,153,142
#Ω	Elior Group SA	424,432	1,600,751
*	Elis SA	2,927,943	32,113,144
*	Eramet SA	117,484	3,120,125
#*	Etablissements Maurel et Prom SA	841,260	1,171,210
#*Ω	Europcar Mobility Group	407,579	265,925
	Eutelsat Communications SA	225,888	2,271,991
*	Exel Industries, Class A	958	43,619
#	Fleury Michon SA	24,371	678,075
*	Fnac Darty SA	117,967	5,066,974
*	Gaumont SA	14,943	1,737,533
*	GL Events	250,104	2,038,023
*	Groupe Crit	11,865	728,581
*	Groupe Open	39,138	677,122
*	Groupe SFPI	140,840	187,962
	Haulotte Group SA	62,658	287,801
	Iliad SA	34,639	6,696,817
	IPSOS	791,484	19,453,560
	Jacquet Metals SA	301,056	3,477,754
#*	Korian SA	962,590	27,118,488
*	Le Belier	1,874	83,344

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	LISI	139,372	$2,255,405
*Ω	Maisons du Monde SA	164,143	2,196,193
*	Manitou BF SA	1,174	23,244
	Manutan International	32,668	2,068,553
*	Mersen SA	362,483	9,404,509
*	Nexans SA	515,312	25,024,822
	Nexity SA	502,484	14,107,816
*	NRJ Group	3,097	19,839
#*	OL Groupe SA	102,090	225,999
*	Pierre & Vacances SA	40,794	448,068
#*	Plastivaloire	122,314	437,112
	Quadient SA	666,644	8,687,368
*	Rallye SA	29,883	113,623
*	Rexel SA	5,590,516	58,860,670
*	Rothschild & Co.	307,555	7,894,182
	Samse SA	990	161,358
*	Savencia SA	133,513	7,466,700
*	SCOR SE	250,333	6,079,399
#	Seche Environnement SA	55,662	2,243,565
	SES SA	960,400	7,671,026
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	28,134	2,009,899
*	Tarkett SA	64,014	775,509
#*	Television Francaise 1	929,924	5,460,292
	Total Gabon	9,244	1,148,458
	Vicat SA	341,685	10,505,728
	VIEL & Cie SA	25,721	151,887
	Vilmorin & Cie SA	117,402	6,133,637
#*	Vranken-Pommery Monopole SA	25,784	396,480

TOTAL FRANCE			362,830,742

GERMANY — (5.8%)
	1&1 Drillisch AG	214,025	4,507,788
	7C Solarparken AG	134,854	588,191
*	Aareal Bank AG	1,137,777	19,659,319
*	ADVA Optical Networking SE	1,251,022	9,604,634
	Aumann AG	0	0
	Aurubis AG	1,173,538	75,075,288
*	Bauer AG	292,361	3,066,593
	BayWa AG	344,619	10,651,700
	Bertrandt AG	11,093	380,425
*	Bijou Brigitte AG	41,193	957,078
	Bilfinger SE	122,599	2,247,391
	Borussia Dortmund GmbH & Co. KGaA	658,037	3,231,032
*	Centrotec SE	72,375	1,333,283
*	comdirect bank AG	29,707	479,751
#*	Commerzbank AG	12,261,026	58,035,255
#*	Corestate Capital Holding SA	181,869	2,643,988
	CropEnergies AG	495,651	6,748,008
	Deutsche Beteiligungs AG	197,099	6,418,016
*Ω	Deutsche Pfandbriefbank AG	1,963,087	11,996,705
*	Deutz AG	2,984,786	15,333,295
*	Dialog Semiconductor P.L.C.	91,492	3,488,031
	DMG Mori AG	48,610	2,295,519
#	Draegerwerk AG & Co. KGaA	61,207	4,375,119
	Duerr AG	235,900	6,784,102
	Elmos Semiconductor SE	100,559	2,224,058
#*	ElringKlinger AG	389,813	3,942,086
	First Sensor AG	21,869	1,023,775
	FORTEC Elektronik AG	1,354	24,601

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Francotyp-Postalia Holding AG, Class A	11,503	$41,018
	Freenet AG	624,083	11,056,284
	Gesco AG	111,337	1,479,296
	GFT Technologies SE	4,421	47,584
*	Grammer AG	6,115	121,809
#*	H&R GmbH & Co. KGaA	227,703	1,100,804
Ω	Hapag-Lloyd AG	4,201	262,179
*	Heidelberger Druckmaschinen AG	3,299,892	1,846,951
*	Hella GmbH & Co KGaA	574,706	25,093,765
*	Highlight Communications AG	11,679	50,065
	Hornbach Baumarkt AG	146,607	5,790,490
	Hornbach Holding AG & Co. KGaA	139,591	13,434,720
#	Indus Holding AG	385,816	11,414,416
*Ω	JOST Werke AG	11,739	440,386
#	K+S AG	3,313,135	22,197,665
	KION Group AG	37,597	2,929,591
*	Kloeckner & Co. SE	1,434,207	8,060,210
#*	Koenig & Bauer AG	92,532	1,911,178
	Krones AG	126,101	7,205,140
	KSB SE & Co. KGaA	5,771	1,693,289
	KWS Saat SE & Co., KGaA	21,794	1,604,935
	Lanxess AG	1,090,963	55,331,196
	Leifheit AG	52,911	2,081,782
#*	Manz AG	11,841	397,527
*	Mediclin AG	647,471	2,895,175
	METRO AG	983,883	9,635,491
	MLP SE	1,302,655	7,243,435
	Nexus AG	36,187	2,016,210
#*	Nordex SE	1,060,559	15,283,841
	Norma Group SE	116,129	3,604,676
	Patrizia AG	225,700	5,137,167
	PNE AG	1,265,729	8,880,748
*	Progress-Werk Oberkirch AG	5,898	112,689
	q.beyond AG	2,094,256	2,949,423
	Rheinmetall AG	150,206	10,977,615
#*	RTL Group SA	42,144	1,601,344
*	SAF-Holland SE	627,987	5,338,627
*	Salzgitter AG	384,768	5,597,865
#*	SMT Scharf AG	5,372	44,426
	Softing AG	12,954	71,657
	Software AG	215,372	7,727,899
	Suedzucker AG	276,006	3,972,153
*	SUESS MicroTec SE	330,082	5,939,196
*	Surteco Group SE	99,876	2,511,095
*	Takkt AG	326,096	3,465,361
*	Technotrans SE	1,248	25,005
*Ω	Tele Columbus AG	623,026	1,533,355
#	VERBIO Vereinigte BioEnergie AG	462,923	9,889,663
*	Vossloh AG	60,831	2,221,745
	Wacker Chemie AG	218,100	21,040,552
#*	Wacker Neuson SE	686,486	12,621,888
	Wuestenrot & Wuerttembergische AG	178,349	2,966,193
	Zeal Network SE	23,602	1,024,390

TOTAL GERMANY			589,036,195

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (0.0%)
*	Michaniki SA	986,718	$0
	Tropea Holding SA	4,581	2,001

TOTAL GREECE			2,001

HONG KONG — (2.8%)
	Aeon Credit Service Asia Co., Ltd.	570,000	365,034
	Allied Group, Ltd.	38,520,000	14,068,985
	Allied Properties HK, Ltd.	37,878,372	9,332,175
*	Applied Development Holdings, Ltd.	2,995,000	82,844
	Asia Financial Holdings, Ltd.	4,718,106	2,214,743
*	Asia Standard Hotel Group, Ltd.	5,534,077	139,333
*	Asia Standard International Group, Ltd.	12,121,503	1,253,458
	Associated International Hotels, Ltd.	1,325,000	2,283,091
*	Bel Global Resources Holdings, Ltd.	16,756,000	0
Ω	BOC Aviation, Ltd.	7,100	43,964
#	BOCOM International Holdings Co., Ltd.	3,235,000	447,677
	BOE Varitronix, Ltd.	3,331,000	1,145,745
#*	Cathay Pacific Airways, Ltd.	1,908,000	1,296,488
	Century City International Holdings, Ltd.	27,139,300	1,422,215
	Chen Hsong Holdings	2,250,000	584,536
	Cheuk Nang Holdings, Ltd.	5,301,784	1,984,671
	Chevalier International Holdings, Ltd.	2,760,858	3,359,145
*	China Boton Group Co., Ltd.	809,291	184,028
*	China Star Entertainment, Ltd.	580,000	117,174
*	China Tonghai International Financial, Ltd.	1,190,000	30,918
	Chinese Estates Holdings, Ltd.	672,500	339,059
*	Chinlink International Holdings, Ltd.	695,000	8,046
	Chinney Investments, Ltd.	1,260,000	256,826
	Chong Hing Bank, Ltd.	506,000	597,365
	Chow Sang Sang Holdings International, Ltd.	2,556,000	2,796,067
*	Chuang’s China Investments, Ltd.	24,684,415	1,259,556
	Chuang’s Consortium International, Ltd.	22,849,520	2,657,002
	CITIC Telecom International Holdings, Ltd.	845,000	268,421
	CNQC International Holdings, Ltd.	5,390,000	442,655
Ω	Crystal International Group, Ltd.	44,000	12,147
#	CSI Properties, Ltd.	123,475,476	3,574,983
	Dah Sing Banking Group, Ltd.	8,673,488	7,462,831
	Dah Sing Financial Holdings, Ltd.	3,681,756	9,170,699
	Dickson Concepts International, Ltd.	1,749,500	737,284
	Eagle Nice International Holdings, Ltd.	2,060,000	997,837
	EcoGreen International Group, Ltd.	3,201,840	524,782
*	Emperor Capital Group, Ltd.	40,560,000	651,613
	Emperor Entertainment Hotel, Ltd.	11,255,000	1,484,712
	Emperor International Holdings, Ltd.	32,226,333	4,541,745
*	Emperor Watch & Jewellery, Ltd.	57,400,000	676,546
*	Esprit Holdings, Ltd.	2,473,100	256,122
*	Ezcom Holdings, Ltd.	67,280	0
	Far East Consortium International, Ltd.	29,217,760	8,641,432
*	FIH Mobile, Ltd.	6,564,000	721,427
	First Pacific Co., Ltd.	26,718,000	8,300,415
*	First Shanghai Investments, Ltd.	2,368,000	88,911
	Fountain SET Holdings, Ltd.	10,354,000	1,207,073
	GDH Guangnan Holdings., Ltd.	4,880,000	409,924
*	Genting Hong Kong, Ltd.	336,000	10,843
#	Get Nice Financial Group, Ltd.	5,013,324	420,588
	Get Nice Holdings, Ltd.	95,836,999	2,079,709
	Giordano International, Ltd.	196,000	31,192
	Glorious Sun Enterprises, Ltd.	3,412,000	352,412
	Gold Peak Industries Holdings, Ltd.	7,973,907	648,998
	Golden Resources Development International, Ltd.	12,649,000	948,314

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Good Resources Holdings, Ltd.	500,000	$5,482
*	Goodbaby International Holdings, Ltd.	8,653,000	1,101,584
	Great Eagle Holdings, Ltd.	3,123,591	7,549,697
*	G-Resources Group, Ltd.	73,005,000	339,557
	Guotai Junan International Holdings, Ltd.	6,833,000	876,207
	Haitong International Securities Group, Ltd.	39,676,789	9,042,838
	Hang Lung Group, Ltd.	2,291,000	5,085,585
	Hanison Construction Holdings, Ltd.	7,556,724	927,696
	Harbour Centre Development, Ltd.	2,204,000	1,998,263
	HKR International, Ltd.	19,974,157	7,590,816
	Hon Kwok Land Investment Co., Ltd.	7,146,935	2,303,138
	Hong Kong Economic Times Holdings, Ltd.	64,000	8,505
	Hong Kong Ferry Holdings Co., Ltd.	2,464,000	1,894,887
	Hongkong & Shanghai Hotels, Ltd. (The)	8,276,841	6,000,403
	Hongkong Chinese, Ltd.	20,533,100	1,752,175
	Hsin Chong Group Holdings, Ltd.	24,822,006	210,038
	Hung Hing Printing Group, Ltd.	7,155,275	918,475
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	22,234,000	3,331,733
	IPE Group, Ltd.	10,775,000	974,716
*	IRC, Ltd.	14,522,000	152,111
*	IT, Ltd.	112,000	15,500
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
	Johnson Electric Holdings, Ltd.	2,083,423	4,310,819
	K Wah International Holdings, Ltd.	2,629,000	1,247,602
*	Kader Holdings Co., Ltd.	256,000	14,978
#	Keck Seng Investments	2,818,000	1,036,660
	Kerry Logistics Network, Ltd.	2,532,500	5,289,088
	Kerry Properties, Ltd.	898,500	2,204,495
	Kingmaker Footwear Holdings, Ltd.	76,000	7,065
	Kowloon Development Co., Ltd.	10,010,277	9,779,481
*	Kwoon Chung Bus Holdings, Ltd.	218,000	60,700
	Lai Sun Development Co., Ltd.	7,122,764	6,174,361
	Lai Sun Garment International, Ltd.	8,037,560	6,888,462
	Landsea Green Properties Co., Ltd.	220,000	18,764
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,423,000	424,795
*	Lerado Financial Group Co., Ltd.	658,400	2,021
	Lippo China Resources, Ltd.	5,018,000	84,875
	Lippo, Ltd.	4,619,500	1,229,369
	Liu Chong Hing Investment, Ltd.	4,256,000	3,421,265
	Luks Group Vietnam Holdings Co., Ltd.	700,642	111,049
	Lung Kee Bermuda Holdings	658,000	205,455
	Magnificent Hotel Investment, Ltd.	38,616,600	448,974
*	Mason Group Holdings, Ltd.	13,760,400	48,224
*	Midland Holdings, Ltd.	969,969	97,648
	Ming Fai International Holdings, Ltd.	2,748,000	249,512
	Miramar Hotel & Investment	2,271,000	3,704,218
	Modern Dental Group, Ltd.	2,798,000	474,096
	Nanyang Holdings, Ltd.	98,350	509,962
	National Electronics Hldgs	4,289,648	564,499
*	Neo-Neon Holdings, Ltd.	138,000	10,539
#*	NewOcean Energy Holdings, Ltd.	13,818,000	1,232,099
	NWS Holdings, Ltd.	4,395,000	3,857,894
*	Oriental Press Group, Ltd.	118,000	6,100
	Oriental Watch Holdings	7,028,000	2,199,599
	Pacific Andes International Holdings, Ltd.	88,958,890	314,411
	Pacific Basin Shipping, Ltd.	84,533,000	12,348,382
	Paliburg Holdings, Ltd.	11,071,041	2,828,600
	Pico Far East Holdings, Ltd.	280,000	40,551

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Playmates Holdings, Ltd.	30,957,000	$3,521,176
	Pokfulam Development Co., Ltd.	100,000	149,725
	Polytec Asset Holdings, Ltd.	45,963,357	3,860,786
*	PT International Development Co., Ltd.	2,798,000	91,895
	Public Financial Holdings, Ltd.	4,688,444	1,091,422
	PYI Corp., Ltd.	4,492,417	173,844
	Regal Hotels International Holdings, Ltd.	8,780,623	3,493,697
	Safety Godown Co., Ltd.	420,000	196,659
*	Samson Holding, Ltd.	422,000	11,926
	SAS Dragon Holdings, Ltd.	42,000	13,832
#	SEA Holdings, Ltd.	2,329,368	2,345,473
*	Shangri-La Asia, Ltd.	3,426,000	2,695,689
	Shenwan Hongyuan HK, Ltd.	815,000	90,525
	Shun Ho Property Investments, Ltd.	271,173	50,620
	Shun Tak Holdings, Ltd.	33,048,546	9,700,022
*	Sing Tao News Corp., Ltd.	674,000	88,152
	Singamas Container Holdings, Ltd.	20,472,000	872,005
	Sitoy Group Holdings, Ltd.	94,000	4,517
	SmarTone Telecommunications Holdings, Ltd.	167,500	90,377
	Soundwill Holdings, Ltd.	1,522,000	1,360,844
*	South China Holdings Co., Ltd.	30,297,751	448,958
	Sun Hung Kai & Co., Ltd.	10,952,688	4,261,198
#	TAI Cheung Holdings, Ltd.	4,492,000	2,640,298
	Tan Chong International, Ltd.	3,879,000	1,040,334
	Tao Heung Holdings, Ltd.	747,000	80,056
	Television Broadcasts, Ltd.	39,300	31,575
	Tern Properties Co., Ltd.	146,000	69,298
	Texwinca Holdings, Ltd.	8,560,000	1,299,146
	Tian Teck Land, Ltd.	450,000	298,527
	Transport International Holdings, Ltd.	703,479	1,250,977
	Untrade CW Group Holdings	1,696,500	9,475
	Upbest Group, Ltd.	4,562,000	487,559
	Vedan International Holdings, Ltd.	6,156,000	571,654
	VSTECS Holdings, Ltd.	3,544,000	2,221,340
	Wai Kee Holdings, Ltd.	836,000	400,074
	Wang On Group, Ltd.	117,960,000	776,520
*	Win Hanverky Holdings, Ltd.	472,000	23,455
	Wing On Co. International, Ltd.	2,625,500	5,784,071
	Wing Tai Properties, Ltd.	2,564,749	1,158,505
	Wong’s International Holdings, Ltd.	70,000	20,222
*	Xingye Alloy Materials Group, Ltd.	1,405,000	166,572
	Yue Yuen Industrial Holdings, Ltd.	3,939,000	6,415,899

TOTAL HONG KONG			285,818,677

IRELAND — (0.0%)
#*	AIB Group P.L.C.	331,347	374,815
*	Bank of Ireland Group P.L.C.	1,563,447	3,879,295
	FBD Holdings P.L.C.	16,028	116,128
*	Permanent TSB Group Holdings P.L.C.	109,538	66,348

TOTAL IRELAND			4,436,586

ISRAEL — (0.8%)
	Africa Israel Residences, Ltd.	4,157	110,387
*	Albaad Massuot Yitzhak, Ltd.	3,969	87,722
	Alrov Properties and Lodgings, Ltd.	7,679	220,595
#	Ashtrom Group, Ltd.	199,897	2,550,821
#	Ashtrom Properties, Ltd.	281,455	1,579,625
*	Avgol Industries 1953, Ltd.	9,139	10,039

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Azorim-Investment Development & Construction Co., Ltd.	933,696	$1,638,653
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,784	27,746
	Carasso Motors, Ltd.	171,907	515,320
#*	Cellcom Israel, Ltd.	196,703	759,337
	Cellcom Israel, Ltd.	29,907	113,647
*	Clal Insurance Enterprises Holdings, Ltd.	134,799	1,361,237
	Delek Automotive Systems, Ltd.	23,724	113,287
	Delta-Galil Industries, Ltd.	14,021	248,596
#	Dor Alon Energy in Israel 1988, Ltd.	33,002	668,307
#*	El Al Israel Airlines	2,673,745	487,113
#*	Equital, Ltd.	404,046	7,474,325
	Formula Systems 1985, Ltd.	89,004	7,025,175
*	Hadera Paper, Ltd.	183	6,081
*	Harel Insurance Investments & Financial Services, Ltd.	2,462,320	17,889,154
*	IES Holdings, Ltd.	239	10,188
	Isracard, Ltd.	25,942	73,192
#	Israel Land Development - Urban Renewal, Ltd.	53,389	368,049
	Isras Investment Co., Ltd.	4,647	737,223
*	Issta Lines, Ltd.	3,796	40,697
	Kamada, Ltd.	15,121	108,115
	Kenon Holdings, Ltd.	60,583	1,469,338
	Kerur Holdings, Ltd.	2,560	74,144
*	Mediterranean Towers, Ltd.	182,506	384,366
	Meitav Dash Investments, Ltd.	306,449	1,199,659
	Menora Mivtachim Holdings, Ltd.	515,259	6,939,504
*	Mivtach Shamir Holdings, Ltd.	3,074	74,253
	Mizrahi Tefahot Bank, Ltd.	73,217	1,427,749
*	Naphtha Israel Petroleum Corp., Ltd.	19,857	77,486
*	Nawi Brothers, Ltd.	21,804	99,451
#	Neto Malinda Trading, Ltd.	3,217	64,436
	Neto ME Holdings, Ltd.	8,238	377,887
	Oil Refineries, Ltd.	26,394,749	4,726,803
*	Partner Communications Co., Ltd.	89,973	351,849
	Paz Oil Co., Ltd.	52,365	4,841,193
*	Perion Network, Ltd.	108,234	756,820
*	Phoenix Holdings, Ltd. (The)	1,516,835	7,950,804
	Plasson Industries, Ltd.	7,546	324,882
*	Raval Ics, Ltd.	6,235	12,559
*	Scope Metals Group, Ltd.	9,233	166,989
*	Shalag Industries, Ltd.	6,554	31,204
#*	Shikun & Binui, Ltd.	287,770	1,339,907
#	Summit Real Estate Holdings, Ltd.	531,685	4,633,113
#	YH Dimri Construction & Development, Ltd.	14,816	439,699

TOTAL ISRAEL			81,988,726

ITALY — (3.4%)
	A2A SpA	1,485,994	1,887,196
*	Aeffe SpA	39,000	31,493
Ω	Anima Holding SpA	4,301,511	16,116,773
	Ascopiave SpA	12,517	43,410
*	Autostrade Meridionali SpA	7,652	141,614
*	Avio SpA	213,092	3,023,493
*	Banca IFIS SpA	224,553	1,801,303
*	Banca Popolare di Sondrio SCPA	8,545,793	15,020,954
#*	Banca Profilo SpA	2,698,377	600,761
#*Ω	Banca Sistema SpA	933,340	1,540,602
#*	Banco BPM SpA	13,372,329	24,223,930
*	Banco di Desio e della Brianza SpA	435,527	952,614
#*	BPER Banca	19,010,673	22,587,317

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	7,700	$109,190
#	Buzzi Unicem SpA	1,485,793	32,149,274
*	Cairo Communication SpA	966,398	1,138,855
	Cementir Holding NV	1,853,336	11,804,224
*	CIR SpA-Compagnie Industriali	20,886,358	9,103,816
*	Credito Emiliano SpA	1,513,853	5,964,584
*	Credito Valtellinese SpA	108,938	783,928
#*	d’Amico International Shipping SA	4,318,384	402,735
	Danieli & C Officine Meccaniche SpA	104,438	944,982
#	Danieli & C Officine Meccaniche SpA	331,005	4,746,093
	DeA Capital SpA	2,103,884	2,461,016
*	Emak SpA	1,152,554	1,095,613
	ERG SpA	362,733	8,214,880
*	Esprinet SpA	733,994	6,241,419
	Falck Renewables SpA	207,396	1,124,662
#*	Fincantieri SpA	7,963,400	4,468,434
*	FNM SpA	3,976,482	2,131,477
#*	Geox SpA	345,773	188,703
#*	Guala Closures SpA	125,317	936,763
*	IMMSI SpA	4,599,201	1,768,987
*	Intek Group SpA	2,909,563	961,163
	Italmobiliare SpA	231,334	7,474,085
*	IVS Group SA	26,868	130,292
	La Doria SpA	177,488	2,601,355
#	Leonardo SpA	1,550,656	7,393,745
Ω	Massimo Zanetti Beverage Group SpA	153,538	899,981
	Mediobanca Banca di Credito Finanziario SpA	2,848,292	20,222,075
	Openjobmetis SpA agenzia per il lavoro	9,549	52,696
#*Ω	OVS SpA	3,695,436	3,332,089
#*Ω	Pirelli & C SpA	5,257,349	21,920,478
#*	Prima Industrie SpA	46,883	589,931
	Reno de Medici SpA	2,944,882	3,178,033
	Sabaf SpA	28,342	389,256
	SAES Getters SpA	1,764	40,314
#	Saipem SpA	11,326,620	19,956,055
#	Servizi Italia SpA	38,224	91,289
#*	Societa Cattolica di Assicurazioni SC	2,936,001	14,516,779
#*	Sogefi SpA	468,779	482,188
*	Unipol Gruppo SpA	10,098,772	36,835,847
#	UnipolSai Assicurazioni SpA	5,261,048	12,218,637
#	Webuild SpA	3,837,086	4,110,920

TOTAL ITALY			341,148,303

JAPAN — (25.5%)
	77 Bank, Ltd. (The)	787,000	11,005,885
	A&A Material Corp.	4,100	41,314
	A&D Co., Ltd.	14,200	83,921
	Achilles Corp.	264,700	3,994,826
	ADEKA Corp.	1,340,300	17,332,474
	AEON Financial Service Co., Ltd.	438,800	4,494,124
*	Ahresty Corp.	494,400	1,424,695
#	Aichi Corp.	267,600	2,317,034
	Aichi Steel Corp.	253,100	6,092,219
	Aichi Tokei Denki Co., Ltd.	24,900	1,055,448
	Aida Engineering, Ltd.	372,600	2,849,776
	Ainavo Holdings Co., Ltd.	29,900	254,975
	Aiphone Co., Ltd.	123,900	1,735,627
	Airport Facilities Co., Ltd.	569,500	2,361,161
	Aisan Industry Co., Ltd.	898,830	3,852,531

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Akatsuki Corp.	29,700	$74,177
*	Akebono Brake Industry Co., Ltd.	47,866	63,866
	Akita Bank, Ltd. (The)	140,300	1,901,858
	Albis Co., Ltd.	27,600	667,416
	Alconix Corp.	299,199	4,235,673
	Alinco, Inc.	163,200	1,365,811
	Alpen Co., Ltd.	412,000	8,011,339
#	Alpha Corp.	142,500	1,292,180
	Alps Logistics Co., Ltd.	168,000	1,286,117
	Anabuki Kosan, Inc.	17,200	261,242
	AOI Electronics Co., Ltd.	24,100	474,069
#	AOI TYO Holdings, Inc.	218,500	841,540
#	AOKI Holdings, Inc.	427,122	1,856,607
#	Aomori Bank, Ltd. (The)	350,900	7,751,600
	Aoyama Trading Co., Ltd.	41,899	199,595
#	Aozora Bank, Ltd.	182,300	2,995,010
	Arakawa Chemical Industries, Ltd.	397,000	4,398,773
	Araya Industrial Co., Ltd.	87,500	954,264
	Arcland Sakamoto Co., Ltd.	179,600	3,460,098
	Arcs Co., Ltd.	109,900	2,432,913
#	Arealink Co., Ltd.	105,200	937,963
	Arisawa Manufacturing Co., Ltd.	664,582	5,805,011
	Artnature, Inc.	152,300	882,535
	Asahi Broadcasting Group Holdings Corp.	140,900	911,909
	Asahi Diamond Industrial Co., Ltd.	923,900	4,239,575
#	Asahi Kogyosha Co., Ltd.	97,724	2,626,091
	Asahi Printing Co., Ltd.	11,900	106,957
	Asahi Yukizai Corp.	340,000	4,401,437
#	Asanuma Corp.	76,400	2,951,738
	Asax Co., Ltd.	24,700	169,323
#	Ashimori Industry Co., Ltd.	120,399	1,035,646
	Asia Pile Holdings Corp.	557,500	2,428,747
	ASKA Pharmaceutical Co., Ltd.	271,500	3,424,545
#	Asti Corp.	58,700	688,190
	Avantia Co., Ltd.	76,100	620,948
	Awa Bank, Ltd. (The)	709,620	17,070,556
	Bando Chemical Industries, Ltd.	439,400	2,398,626
	Bank of Iwate, Ltd. (The)	159,200	3,573,841
#	Bank of Kochi, Ltd. (The)	102,799	739,361
	Bank of Nagoya, Ltd. (The)	14,170	351,931
	Bank of Okinawa, Ltd. (The)	336,840	9,453,984
	Bank of Saga, Ltd. (The)	25,580	315,043
	Bank of the Ryukyus, Ltd.	856,000	7,059,472
	Bank of Toyama, Ltd. (The)	8,100	230,300
	Belluna Co., Ltd.	621,724	5,090,295
	Bull-Dog Sauce Co., Ltd.	7,000	84,441
	Bunka Shutter Co., Ltd.	586,900	4,607,964
	Canon Electronics, Inc.	124,900	1,723,132
#	Carlit Holdings Co., Ltd.	372,700	1,834,288
	Cawachi, Ltd.	418,400	11,867,099
	Central Glass Co., Ltd.	903,900	19,396,376
	Chiba Kogyo Bank, Ltd. (The)	867,400	1,894,466
	Chino Corp.	50,500	657,426
	Chiyoda Integre Co., Ltd.	134,500	1,984,515
	Chodai Co., Ltd.	1,800	21,256
	Chori Co., Ltd.	80,000	1,202,775
	Chubu Shiryo Co., Ltd.	356,600	4,735,553
	Chudenko Corp.	98,560	2,003,219
	Chuetsu Pulp & Paper Co., Ltd.	159,600	1,871,136

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Chugai Ro Co., Ltd.	45,100	$620,103
	Chugoku Bank, Ltd. (The)	91,300	790,948
	Chukyo Bank, Ltd. (The)	174,400	3,516,133
	Chuo Gyorui Co., Ltd.	61,100	1,589,469
	Chuo Spring Co., Ltd.	89,800	2,524,475
#	Chuo Warehouse Co., Ltd.	21,900	244,808
	CI Takiron Corp.	997,900	6,375,595
#	Citizen Watch Co., Ltd.	3,859,400	10,224,737
	Cleanup Corp.	580,100	2,644,580
	CMK Corp.	975,500	4,365,386
	Comany, Inc.	14,500	157,612
	Corona Corp.	253,200	2,281,414
	Cosmo Energy Holdings Co., Ltd.	525,800	7,696,703
#	Cosmos Initia Co., Ltd.	93,800	374,401
	Create Medic Co., Ltd.	20,800	199,245
	Credit Saison Co., Ltd.	204,300	2,208,432
	CTI Engineering Co., Ltd.	235,500	4,305,573
	Dai Nippon Toryo Co., Ltd.	125,300	1,164,659
#	Dai-Dan Co., Ltd.	230,900	5,659,275
#	Daido Kogyo Co., Ltd.	165,989	957,551
	Daido Metal Co., Ltd.	586,800	2,844,815
#	Daido Steel Co., Ltd.	297,000	9,726,824
	Daidoh, Ltd.	193,100	360,375
	Daihatsu Diesel Manufacturing Co., Ltd.	290,100	1,117,945
	Daiho Corp.	262,200	8,424,751
	Daiichi Jitsugyo Co., Ltd.	143,000	5,089,526
	Daiichi Kensetsu Corp.	12,800	219,428
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	182,900	1,199,333
	Daiken Corp.	2,300	43,079
	Daiki Aluminium Industry Co., Ltd.	640,900	3,964,729
	Daikoku Denki Co., Ltd.	153,400	1,339,580
	Daikyonishikawa Corp.	109,800	608,616
	Dainichi Co., Ltd.	236,200	1,685,846
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	203,000	4,209,161
	Daishi Hokuetsu Financial Group, Inc.	822,043	15,788,022
	Daishinku Corp.	90,500	1,849,830
	Daisue Construction Co., Ltd.	122,100	953,022
	Daito Bank, Ltd. (The)	345,200	1,959,676
	Daitron Co., Ltd.	2,500	35,344
	Daiwa Industries, Ltd.	208,500	1,872,180
#	DCM Holdings Co., Ltd.	1,728,000	21,411,082
	Denyo Co., Ltd.	273,500	6,106,042
	DKK Co., Ltd.	17,500	435,215
	DMW Corp.	49,100	1,499,925
	Doutor Nichires Holdings Co., Ltd.	6,900	96,862
	Dowa Holdings Co., Ltd.	29,800	852,841
	Duskin Co., Ltd.	2,600	66,369
#	DyDo Group Holdings, Inc.	30,800	1,593,663
#	Dynic Corp.	39,100	291,437
	Eagle Industry Co., Ltd.	224,100	1,782,797
#	EDION Corp.	2,187,300	21,544,409
	Ehime Bank, Ltd. (The)	622,299	6,670,093
	Eizo Corp.	19,800	747,344
	Elematec Corp.	170,600	1,563,022
	Endo Lighting Corp.	216,400	1,238,430
	Enomoto Co., Ltd.	16,700	167,897
	Eslead Corp.	186,100	2,349,425
	ESTELLE Holdings Co., Ltd.	800	4,524
	Exedy Corp.	429,700	5,417,236

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FALCO HOLDINGS Co., Ltd.	20,800	$300,013
	FCC Co., Ltd.	51,500	988,255
	Fenwal Controls of Japan, Ltd.	11,200	159,528
	Ferrotec Holdings Corp.	480,500	4,642,241
	FIDEA Holdings Co., Ltd.	3,264,800	3,166,319
#	First Bank of Toyama, Ltd. (The)	183,100	491,486
#	First Juken Co., Ltd.	122,100	1,151,575
#	FJ Next Co., Ltd.	350,300	3,081,785
	Foster Electric Co., Ltd.	335,500	3,859,645
#	F-Tech, Inc.	282,700	1,374,146
	Fudo Tetra Corp.	2,500	35,023
	Fuji Co., Ltd.	88,700	1,642,232
#	Fuji Corp., Ltd.	447,700	2,295,754
	Fuji Die Co., Ltd.	800	4,767
#	Fujikura Composites, Inc.	502,000	1,629,274
	Fujikura Kasei Co., Ltd.	479,900	2,176,977
	Fujikura, Ltd.	3,676,600	9,744,650
	Fujisash Co., Ltd.	1,137,400	883,876
	FuKoKu Co., Ltd.	223,100	1,392,743
	Fukuda Corp.	110,400	5,281,872
	Fukui Bank, Ltd. (The)	84,200	1,506,045
	Fukuyama Transporting Co., Ltd.	133,900	5,612,018
	Furukawa Co., Ltd.	528,500	5,466,355
	Furukawa Electric Co., Ltd.	944,800	23,676,973
	Furuno Electric Co., Ltd.	594,400	6,632,417
	Furusato Industries, Ltd.	172,200	2,175,730
	Fuso Pharmaceutical Industries, Ltd.	52,400	1,322,379
	Futaba Industrial Co., Ltd.	692,100	3,493,953
	Fuyo General Lease Co., Ltd.	277,000	15,904,803
	Gecoss Corp.	332,300	2,899,613
	Geo Holdings Corp.	363,500	5,408,474
	Glory, Ltd.	61,700	1,300,539
	Godo Steel, Ltd.	304,600	5,575,145
#	Goldcrest Co., Ltd.	362,030	4,625,799
	Grandy House Corp.	272,500	906,122
	GS Yuasa Corp.	43,200	754,039
	GSI Creos Corp.	83,307	1,448,551
	G-Tekt Corp.	414,800	4,673,714
	Gun-Ei Chemical Industry Co., Ltd.	118,900	2,758,689
	Gunma Bank, Ltd. (The)	2,845,096	9,026,187
	Gunze, Ltd.	270,200	9,944,971
	H2O Retailing Corp.	1,288,239	8,464,485
	Hachijuni Bank, Ltd. (The)	412,800	1,524,500
#	Hagiwara Electric Holdings Co., Ltd.	118,200	2,440,186
	Hakuto Co., Ltd.	291,600	3,067,842
	Hanwa Co., Ltd.	616,900	11,960,262
	Happinet Corp.	136,000	1,820,901
	Hard Off Corp. Co., Ltd.	64,900	409,624
#	Harima Chemicals Group, Inc.	394,600	4,072,864
	Haruyama Holdings, Inc.	224,400	1,422,198
	Hashimoto Sogyo Holdings Co., Ltd.	4,990	113,554
	Heian Ceremony Service Co., Ltd.	1,200	9,298
	Heiwa Corp.	177,900	2,876,124
	Heiwa Real Estate Co., Ltd.	488,800	14,270,319
	Heiwado Co., Ltd.	452,124	9,180,111
	Hibiya Engineering, Ltd.	125,000	2,020,366
#	HI-LEX Corp.	84,800	895,941
#	Hirakawa Hewtech Corp.	68,400	685,201
#	Hirogin Holdings, Inc.	2,054,600	11,182,435

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hisaka Works, Ltd.	120,400	$1,017,457
	Hitachi Zosen Corp.	2,784,819	11,215,231
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,999	3,373,391
	Hokkan Holdings, Ltd.	198,400	2,541,019
	Hokko Chemical Industry Co., Ltd.	483,900	4,607,630
	Hokkoku Bank, Ltd. (The)	604,416	17,199,724
	Hokuetsu Corp.	3,461,474	11,434,254
	Hokuhoku Financial Group, Inc.	1,846,700	17,524,021
#	Hokuriku Electric Industry Co., Ltd.	58,900	530,028
#	Hokuriku Electrical Construction Co., Ltd.	155,100	1,700,953
	H-One Co., Ltd.	466,800	2,557,825
	Honshu Chemical Industry Co., Ltd.	19,300	229,034
#	Hoosiers Holdings	490,900	3,127,185
	Hosiden Corp.	970,700	8,605,657
#	Howa Machinery, Ltd.	153,400	1,167,984
	Hyakugo Bank, Ltd. (The)	1,823,555	5,584,321
#	Hyakujushi Bank, Ltd. (The)	369,200	5,878,704
#	Ichikawa Co., Ltd.	23,400	293,168
	Ichiken Co., Ltd.	62,100	960,918
	Ichinen Holdings Co., Ltd.	52,400	607,116
#	IDEA Consultants, Inc.	3,800	66,892
	IHI Corp.	61,900	749,654
	Iino Kaiun Kaisha, Ltd.	1,423,800	4,901,899
	IJTT Co., Ltd.	441,960	1,983,824
	Ikegami Tsushinki Co., Ltd.	43,400	333,479
#	Imagica Group, Inc.	96,000	348,997
#	Imasen Electric Industrial	438,399	2,458,297
	Inaba Seisakusho Co., Ltd.	105,100	1,343,583
	Inabata & Co., Ltd.	1,158,000	13,433,766
	Ines Corp.	648,700	9,262,221
	Innotech Corp.	400,200	3,613,115
	I-O Data Device, Inc.	164,700	1,589,652
	I-PEX, Inc.	149,800	2,664,769
	Ise Chemicals Corp.	12,500	347,899
	Iseki & Co., Ltd.	344,200	4,435,582
	Isetan Mitsukoshi Holdings, Ltd.	100,600	489,937
	Ishihara Sangyo Kaisha, Ltd.	636,400	4,133,358
	Ishizuka Glass Co., Ltd.	55,999	990,662
	Itochu Enex Co., Ltd.	725,900	6,828,771
	Itochu-Shokuhin Co., Ltd.	68,000	3,557,064
	Itoki Corp.	900,947	2,928,912
	IwaiCosmo Holdings, Inc.	361,600	4,405,691
#	Iwaki & Co., Ltd.	628,900	3,046,016
	Iwasaki Electric Co., Ltd.	167,200	2,151,158
*	Iwatsu Electric Co., Ltd.	132,700	1,065,636
	Iyo Bank, Ltd. (The)	276,500	1,735,289
	J Front Retailing Co., Ltd.	262,900	2,003,355
	Jaccs Co., Ltd.	389,300	6,798,591
	Jafco Group Co., Ltd.	501,500	22,680,834
	Jalux, Inc.	2,600	34,865
	Jamco Corp.	3,900	21,994
	Janome Sewing Machine Co., Ltd.	279,800	1,532,601
#	Japan Asia Group, Ltd.	415,400	1,356,778
#*	Japan Display, Inc.	4,207,999	2,061,112
#	Japan Foundation Engineering Co., Ltd.	290,800	1,189,048
	Japan Oil Transportation Co., Ltd.	51,521	1,260,016
	Japan Pulp & Paper Co., Ltd.	207,000	7,227,100
	Japan Securities Finance Co., Ltd.	82,400	388,143
	Japan Transcity Corp.	974,600	4,551,717

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Wool Textile Co., Ltd. (The)	758,700	$7,370,123
	Jimoto Holdings, Inc.	186,090	1,651,454
#	JK Holdings Co., Ltd.	231,500	1,725,552
	JMS Co., Ltd.	356,043	2,901,943
	Joban Kosan Co., Ltd.	5,200	71,061
	J-Oil Mills, Inc.	236,300	8,346,847
	Joshin Denki Co., Ltd.	87,800	2,177,438
	JSP Corp.	59,100	841,332
	Juki Corp.	128,799	545,955
	Juroku Bank, Ltd. (The)	283,300	5,196,549
	JVCKenwood Corp.	2,570,630	3,477,991
	K&O Energy Group, Inc.	302,300	4,163,222
	Kaga Electronics Co., Ltd.	376,800	7,286,163
	Kamei Corp.	724,200	7,314,666
	Kanaden Corp.	414,900	5,533,093
	Kanagawa Chuo Kotsu Co., Ltd.	8,800	323,912
#	Kanamoto Co., Ltd.	102,000	2,104,236
	Kandenko Co., Ltd.	1,040,300	7,806,711
	Kanefusa Corp.	4,100	23,681
	Kaneka Corp.	54,100	1,513,946
	Kaneko Seeds Co., Ltd.	1,900	27,534
	Kanematsu Corp.	808,300	9,584,296
	Kasai Kogyo Co., Ltd.	345,500	1,146,973
	Katakura & Co-op Agri Corp.	17,000	200,291
	Katakura Industries Co., Ltd.	229,400	2,535,587
	Kato Works Co., Ltd.	183,873	1,786,278
	KAWADA TECHNOLOGIES, Inc.	105,200	4,391,683
#	Kawagishi Bridge Works Co., Ltd.	14,699	342,147
*	Kawasaki Heavy Industries, Ltd.	104,200	1,244,893
	Keihin Co., Ltd.	42,300	545,414
	Keiyo Bank, Ltd. (The)	2,056,900	9,262,461
	KEL Corp.	33,700	270,563
#	Kimura Unity Co., Ltd.	42,900	421,530
	King Co., Ltd.	65,400	336,012
*	Kinki Sharyo Co., Ltd. (The)	17,500	217,258
	Kitagawa Corp.	184,500	2,282,795
	Kita-Nippon Bank, Ltd. (The)	152,400	2,778,688
	Kitano Construction Corp.	102,827	2,492,911
	Kitz Corp.	52,600	284,664
	Kiyo Bank, Ltd. (The)	1,268,600	18,956,263
	Koa Corp.	99,989	1,241,002
	Koatsu Gas Kogyo Co., Ltd.	191,300	1,401,992
*	Kobe Steel, Ltd.	4,524,000	17,663,584
	Kohnan Shoji Co., Ltd.	532,400	18,179,306
#	Kojima Co., Ltd.	301,700	1,998,797
	Kokuyo Co., Ltd.	222,511	3,023,401
	KOMAIHALTEC, Inc.	44,200	602,505
#	Komatsu Matere Co., Ltd.	339,500	2,754,036
	Komatsu Wall Industry Co., Ltd.	156,300	2,540,816
	Komehyo Holdings Co., Ltd.	126,800	868,831
	Komeri Co., Ltd.	473,200	13,931,887
	Konica Minolta, Inc.	3,773,000	9,612,744
	Konishi Co., Ltd.	29,800	433,355
	Konoike Transport Co., Ltd.	296,200	3,096,594
*	Kosaido Co., Ltd.	170,200	996,239
	KRS Corp.	109,300	1,718,126
#	KU Holdings Co., Ltd.	266,500	1,973,300
	Kurabo Industries, Ltd.	543,000	9,775,099
	Kureha Corp.	249,100	10,574,389

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kurimoto, Ltd.	227,500	$4,013,878
	Kuriyama Holdings Corp.	27,500	149,229
	KVK Corp.	2,500	40,545
	Kyodo Printing Co., Ltd.	202,100	4,740,409
	Kyoei Steel, Ltd.	629,600	7,926,909
#	Kyokuto Boeki Kaisha, Ltd.	60,600	772,979
	Kyokuto Kaihatsu Kogyo Co., Ltd.	853,050	10,523,528
	Kyoritsu Printing Co., Ltd.	457,600	552,517
	Kyosan Electric Manufacturing Co., Ltd.	771,800	3,063,494
	Kyowa Electronic Instruments Co., Ltd.	391,900	1,608,233
#	Kyowa Leather Cloth Co., Ltd.	373,800	2,235,396
	Kyushu Financial Group, Inc.	1,292,795	6,047,100
	Kyushu Leasing Service Co., Ltd.	39,400	222,555
	Lonseal Corp.	9,900	155,192
	Look Holdings, Inc.	149,699	1,371,736
	Macnica Fuji Electronics Holdings, Inc.	737,750	13,193,695
	Maeda Corp.	1,470,200	10,585,672
	Maezawa Industries, Inc.	33,900	144,348
	Maezawa Kasei Industries Co., Ltd.	166,100	1,555,486
	Maezawa Kyuso Industries Co., Ltd.	164,700	3,532,886
	Makino Milling Machine Co., Ltd.	290,600	10,002,541
	Mars Group Holdings Corp.	13,500	207,222
#	Marubun Corp.	163,900	759,816
	Marudai Food Co., Ltd.	577,000	9,061,301
	Maruha Nichiro Corp.	1,500	31,418
#	Maruka Corp.	56,600	1,146,429
	Marusan Securities Co., Ltd.	23,300	104,187
#	Maruyama Manufacturing Co., Inc.	36,200	437,882
	Maruzen CHI Holdings Co., Ltd.	25,800	90,499
	Maruzen Showa Unyu Co., Ltd.	287,500	8,428,193
	Matsuda Sangyo Co., Ltd.	212,400	2,920,579
#	Matsui Construction Co., Ltd.	419,800	2,748,148
*	Maxell Holdings, Ltd.	725,400	7,583,796
	Maxvalu Tokai Co., Ltd.	34,600	862,452
	Meiji Electric Industries Co., Ltd.	31,400	397,149
#	Meiji Shipping Co., Ltd.	16,100	53,734
	Meisei Industrial Co., Ltd.	452,800	3,486,711
	Meiwa Corp.	282,300	1,110,293
	Meiwa Estate Co., Ltd.	261,400	1,100,218
	Michinoku Bank, Ltd. (The)	10,900	120,034
#	Mikuni Corp.	560,100	1,377,056
	Miraial Co., Ltd.	87,200	1,018,032
	Mirait Holdings Corp.	369,350	5,258,116
	Mitani Corp.	4,400	277,442
#	Mitani Sangyo Co., Ltd.	118,700	487,728
	Mito Securities Co., Ltd.	60,900	126,823
*	Mitsuba Corp.	493,999	1,803,682
	Mitsubishi Kakoki Kaisha, Ltd.	59,200	1,095,915
	Mitsubishi Paper Mills, Ltd.	553,200	1,649,881
	Mitsubishi Shokuhin Co., Ltd.	800	20,850
*	Mitsubishi Steel Manufacturing Co., Ltd.	195,800	967,635
	Mitsuboshi Belting, Ltd.	15,800	247,344
	Mitsui Matsushima Holdings Co., Ltd.	223,200	1,454,047
	Mitsui Mining & Smelting Co., Ltd.	301,800	7,618,171
	Mitsui Sugar Co., Ltd.	119,200	2,072,256
#	Mitsui-Soko Holdings Co., Ltd.	338,300	5,971,507
#	Mitsuuroko Group Holdings Co., Ltd.	651,600	7,798,206
	Miyaji Engineering Group, Inc.	112,600	1,818,526
	Miyazaki Bank, Ltd. (The)	367,926	7,937,736

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Miyoshi Oil & Fat Co., Ltd.	122,000	$1,341,182
	Mizuho Leasing Co., Ltd.	372,900	9,505,915
	Mizuno Corp.	272,979	4,566,377
	MORESCO Corp.	22,900	212,058
	Morito Co., Ltd.	215,100	1,366,357
#	Mory Industries, Inc.	140,700	3,184,687
	MrMax Holdings, Ltd.	53,400	391,137
	Mugen Estate Co., Ltd.	151,200	684,165
	Murakami Corp.	50,800	1,259,485
	Musashino Bank, Ltd. (The)	451,600	6,695,581
	Nachi-Fujikoshi Corp.	34,200	1,355,604
	Nadex Co., Ltd.	41,100	244,610
	Nafco Co., Ltd.	70,500	1,550,167
	Nagano Bank, Ltd. (The)	99,399	1,336,269
	Nagano Keiki Co., Ltd.	114,800	845,040
	Nagase & Co., Ltd.	1,216,700	15,865,933
	Nakabayashi Co., Ltd.	551,400	3,232,139
#	Nakano Corp.	299,500	1,179,246
#	Nakayama Steel Works, Ltd.	381,700	1,278,886
	Nakayo, Inc.	18,700	256,294
	Nanto Bank, Ltd. (The)	322,899	5,729,621
	Narasaki Sangyo Co., Ltd.	34,600	684,904
	NEC Capital Solutions, Ltd.	214,400	3,642,632
	Neturen Co., Ltd.	736,900	3,380,666
	NHK Spring Co., Ltd.	923,200	5,582,237
#	Nicca Chemical Co., Ltd.	34,000	295,655
#	Nichia Steel Works, Ltd.	490,799	1,315,668
	Nichicon Corp.	578,200	4,681,532
	Nichiden Corp.	66,200	1,375,214
	Nichi-iko Pharmaceutical Co., Ltd.	211,400	2,092,917
#	Nichimo Co., Ltd.	53,700	929,359
	Nichireki Co., Ltd.	559,100	9,016,376
	Nichirin Co., Ltd.	71,560	948,408
	Nihon Denkei Co., Ltd.	41,500	464,636
	Nihon Kagaku Sangyo Co., Ltd.	61,400	617,424
#	Nihon Nohyaku Co., Ltd.	572,800	2,643,309
#	Nihon Plast Co., Ltd.	278,200	1,082,695
	Nihon Tokushu Toryo Co., Ltd.	161,100	1,436,844
	Nihon Yamamura Glass Co., Ltd.	119,500	961,202
	Nikkato Corp.	1,400	9,421
	Nikko Co., Ltd.	498,600	3,192,483
#	Nikkon Holdings Co., Ltd.	521,500	9,980,813
	Nippi, Inc.	13,000	449,190
	Nippon Beet Sugar Manufacturing Co., Ltd.	271,400	4,483,947
#	Nippon Carbide Industries Co., Inc.	138,000	1,582,364
	Nippon Chemical Industrial Co., Ltd.	200,000	4,596,525
*	Nippon Chemi-Con Corp.	222,500	2,845,690
	Nippon Chemiphar Co., Ltd.	5,500	134,585
#	Nippon Coke & Engineering Co., Ltd.	3,394,300	2,115,889
#	Nippon Concrete Industries Co., Ltd.	831,000	2,538,714
	Nippon Densetsu Kogyo Co., Ltd.	246,600	4,778,216
	Nippon Electric Glass Co., Ltd.	875,500	17,219,301
	Nippon Felt Co., Ltd.	129,400	597,827
#	Nippon Filcon Co., Ltd.	164,400	810,728
#	Nippon Fine Chemical Co., Ltd.	172,200	2,471,164
	Nippon Flour Mills Co., Ltd.	290,000	4,651,546
#	Nippon Hume Corp.	562,000	4,322,151
*	Nippon Kinzoku Co., Ltd.	57,500	334,229
	Nippon Koei Co., Ltd.	276,500	7,289,278

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Nippon Koshuha Steel Co., Ltd.	100,800	$325,423
	Nippon Light Metal Holdings Co., Ltd.	1,057,450	16,701,765
	Nippon Paper Industries Co., Ltd.	695,400	7,852,953
	Nippon Pillar Packing Co., Ltd.	301,800	4,113,616
	Nippon Piston Ring Co., Ltd.	190,600	1,757,035
	Nippon Road Co., Ltd. (The)	196,300	14,259,402
	Nippon Seiki Co., Ltd.	467,100	5,265,504
#	Nippon Seisen Co., Ltd.	58,700	1,780,929
#*	Nippon Sheet Glass Co., Ltd.	885,199	3,077,598
	Nippon Signal Co., Ltd.	518,700	4,517,312
#	Nippon Soda Co., Ltd.	463,700	12,168,754
#	Nippon Steel Trading Corp.	313,980	8,949,563
	Nippon Suisan Kaisha, Ltd.	214,200	825,140
	Nippon Thompson Co., Ltd.	1,229,400	4,097,036
	Nippon Tungsten Co., Ltd.	3,900	65,809
	Nippon Yakin Kogyo Co., Ltd.	259,950	3,741,971
	Nishikawa Rubber Co., Ltd.	21,100	270,934
	Nishimatsu Construction Co., Ltd.	876,715	17,030,220
	Nishimoto Co., Ltd.	3,200	57,247
	Nishi-Nippon Financial Holdings, Inc.	1,714,600	11,615,266
	Nishio Rent All Co., Ltd.	66,800	1,296,462
	Nissan Shatai Co., Ltd.	440,800	3,722,030
	Nissan Tokyo Sales Holdings Co., Ltd.	479,300	1,151,959
	Nissei Corp.	2,400	27,478
#	Nissei Plastic Industrial Co., Ltd.	299,800	2,421,555
#	Nisshin Group Holdings Co., Ltd.	856,600	3,226,588
	Nisshin Oillio Group, Ltd. (The)	624,000	17,936,828
	Nisshinbo Holdings, Inc.	2,332,288	15,544,881
	Nissin Corp.	276,100	3,865,151
	Nissin Sugar Co., Ltd.	305,700	5,326,087
	Nitta Gelatin, Inc.	159,600	1,037,113
	Nittan Valve Co., Ltd.	284,600	561,012
	Nittetsu Mining Co., Ltd.	131,699	5,702,574
	Nitto Fuji Flour Milling Co., Ltd.	33,400	2,103,753
	Nitto Kogyo Corp.	9,100	168,103
	Nitto Kohki Co., Ltd.	8,300	137,915
	Nitto Seiko Co., Ltd.	478,700	2,077,080
	Nittobest Corp.	100	800
	NJS Co., Ltd.	24,300	434,716
	Noda Corp.	77,500	515,922
	NOK Corp.	20,700	236,063
	Noritake Co., Ltd.	167,400	4,924,411
	Noritsu Koki Co., Ltd.	118,700	2,197,087
	Noritz Corp.	407,100	5,936,262
	North Pacific Bank, Ltd.	5,217,000	11,039,802
	Nozawa Corp.	22,200	140,655
	NS United Kaiun Kaisha, Ltd.	289,100	3,922,547
#*	NTN Corp.	7,391,800	13,709,466
	Ogaki Kyoritsu Bank, Ltd. (The)	471,300	10,513,902
#	Ohashi Technica, Inc.	158,600	2,118,635
	Oiles Corp.	6,400	89,378
	Oita Bank, Ltd. (The)	200,800	4,637,322
	Okabe Co., Ltd.	402,200	3,043,250
	Okamura Corp.	113,100	863,749
	Okasan Securities Group, Inc.	424,700	1,387,847
	Oki Electric Industry Co., Ltd.	1,100	10,212
*	OKK Corp.	14,100	48,343
#	Okumura Corp.	218,300	5,057,098
	Okura Industrial Co., Ltd.	228,300	3,794,866

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Okuwa Co., Ltd.	295,700	$3,961,177
	Olympic Group Corp.	128,500	1,208,076
	ONO Sokki Co., Ltd.	61,400	302,204
	Onoken Co., Ltd.	377,000	4,197,428
	Onward Holdings Co., Ltd.	1,122,100	2,197,306
	Origin Co., Ltd.	116,600	1,521,665
	Osaka Steel Co., Ltd.	484,100	5,199,329
	Osaki Electric Co., Ltd.	788,100	4,754,384
	OUG Holdings, Inc.	11,600	316,047
	Pacific Industrial Co., Ltd.	743,000	7,461,734
	Parker Corp.	31,800	131,344
	Pegasus Sewing Machine Manufacturing Co., Ltd.	294,500	770,418
	Piolax, Inc.	408,100	5,986,628
	Press Kogyo Co., Ltd.	2,451,700	6,524,469
#	PS Mitsubishi Construction Co., Ltd.	273,300	1,475,307
#	Punch Industry Co., Ltd.	252,900	1,062,399
	Rasa Corp.	128,000	1,083,991
	Rasa Industries, Ltd.	54,500	1,031,304
	Restar Holdings Corp.	18,100	387,720
	Rhythm Co., Ltd.	224,200	1,330,277
	Ricoh Leasing Co., Ltd.	379,100	10,166,146
	Riken Corp.	169,100	4,021,662
	Riken Technos Corp.	992,200	3,784,750
	Rix Corp.	13,500	205,573
	Roland DG Corp.	11,900	146,397
	Ryobi, Ltd.	583,700	6,309,429
	Ryoden Corp.	364,100	5,344,694
	Ryosan Co., Ltd.	70,500	1,304,230
	S LINE Co., Ltd.	18,800	173,623
	Sakai Chemical Industry Co., Ltd.	470,400	8,707,094
	Sakai Heavy Industries, Ltd.	86,900	1,981,894
	Sakai Ovex Co., Ltd.	136,100	2,423,979
	Sala Corp.	522,500	2,928,641
#	San Holdings, Inc.	181,800	2,011,162
	San ju San Financial Group, Inc.	174,019	2,174,443
#	San-Ai Oil Co., Ltd.	1,105,100	11,142,261
	Sanei Architecture Planning Co., Ltd.	13,800	227,431
	San-In Godo Bank, Ltd. (The)	3,145,200	15,829,375
	Sanki Engineering Co., Ltd.	813,900	8,824,022
	Sanko Gosei, Ltd.	21,000	54,509
	Sanko Metal Industrial Co., Ltd.	46,500	1,115,421
	Sankyo Co., Ltd.	307,900	7,847,508
	Sankyo Seiko Co., Ltd.	598,100	2,403,339
	Sankyo Tateyama, Inc.	560,000	4,972,282
#	Sansei Technologies, Inc.	14,300	81,224
#	Sansha Electric Manufacturing Co., Ltd.	179,900	1,032,259
	Sanyo Chemical Industries, Ltd.	190,800	8,085,689
	Sanyo Denki Co., Ltd.	55,800	2,459,941
	Sanyo Industries, Ltd.	59,400	1,094,402
*	Sanyo Special Steel Co., Ltd.	512,100	5,021,100
	Sata Construction Co., Ltd.	75,700	322,739
#	Sato Shoji Corp.	239,500	2,116,953
#	Sawada Holdings Co., Ltd.	126,500	1,107,162
*	Saxa Holdings, Inc.	157,999	2,096,748
	Scroll Corp.	63,000	484,511
	Seibu Electric & Machinery Co., Ltd.	5,500	65,244
#	Seika Corp.	169,900	2,040,421
#	Seikitokyu Kogyo Co., Ltd.	461,870	3,429,617
	Seiko Holdings Corp.	361,500	4,553,398

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sekisui Jushi Corp.	193,100	$3,899,257
	Sekisui Kasei Co., Ltd.	684,500	3,652,886
#	Senshu Electric Co., Ltd.	121,700	3,375,887
	Senshu Ikeda Holdings, Inc.	3,645,700	5,570,837
	Shibaura Electronics Co., Ltd.	600	13,263
	Shibaura Machine Co., Ltd.	127,100	2,536,533
#	Shibaura Mechatronics Corp.	49,599	1,431,160
	Shibusawa Warehouse Co., Ltd. (The)	134,600	2,563,847
	Shiga Bank, Ltd. (The)	459,500	9,923,286
#	Shikibo, Ltd.	246,000	2,175,821
#	Shikoku Bank, Ltd. (The)	597,100	4,082,467
	Shimachu Co., Ltd.	1,004,300	53,084,409
	Shin Nippon Air Technologies Co., Ltd.	106,920	2,162,753
	Shinagawa Refractories Co., Ltd.	135,900	2,825,828
	Shindengen Electric Manufacturing Co., Ltd.	101,400	1,932,437
	Shin-Etsu Polymer Co., Ltd.	198,400	1,766,492
	Shinko Shoji Co., Ltd.	59,300	490,169
	Shinmaywa Industries, Ltd.	47,100	365,572
	Shinnihon Corp.	312,800	2,610,920
	Shinobu Foods Products Co., Ltd.	1,900	10,378
	Shinsho Corp.	114,899	1,953,272
	Shinwa Co., Ltd.	11,800	81,626
	Shizuoka Gas Co., Ltd.	824,100	7,247,224
	Sigma Koki Co., Ltd.	10,900	122,601
	Sinanen Holdings Co., Ltd.	171,500	4,971,564
	Sinfonia Technology Co., Ltd.	28,100	305,776
	Sintokogio, Ltd.	779,562	5,379,882
#*	SK-Electronics Co., Ltd.	30,900	329,547
	SKY Perfect JSAT Holdings, Inc.	2,481,700	10,594,344
	SMK Corp.	87,399	2,226,497
#	SNT Corp.	1,140,100	2,113,523
	Soda Nikka Co., Ltd.	220,500	1,126,020
	Sodick Co., Ltd.	624,100	4,631,734
	Soft99 Corp.	80,400	774,430
	Soken Chemical & Engineering Co., Ltd.	53,500	722,780
	Space Co., Ltd.	3,300	24,398
	Space Value Holdings Co., Ltd.	350,200	1,890,051
	SPK Corp.	84,836	991,295
	Starzen Co., Ltd.	72,000	2,679,840
	Subaru Enterprise Co., Ltd.	23,400	1,780,401
	Sugimoto & Co., Ltd.	156,100	3,048,583
	Sumida Corp.	29,500	231,528
#	Suminoe Textile Co., Ltd.	167,500	3,146,878
	Sumitomo Mitsui Construction Co., Ltd.	532,000	2,053,217
	Sumitomo Osaka Cement Co., Ltd.	290,599	8,838,141
*	Sumitomo Precision Products Co., Ltd.	83,416	1,538,864
	Sumitomo Riko Co., Ltd.	825,300	4,209,880
	Sumitomo Seika Chemicals Co., Ltd.	67,300	2,142,388
	Sumitomo Warehouse Co., Ltd. (The)	1,226,700	14,348,650
	Sun Frontier Fudousan Co., Ltd.	73,100	587,594
#	Suncall Corp.	223,000	889,051
#	Sun-Wa Technos Corp.	263,200	2,160,182
	Suruga Bank, Ltd.	138,100	450,998
	Suzuki Co., Ltd.	155,100	1,007,401
#	SWCC Showa Holdings Co., Ltd.	76,400	850,390
	T RAD Co., Ltd.	159,600	1,903,386
	T&K Toka Co., Ltd.	229,300	1,788,656
	Tachibana Eletech Co., Ltd.	358,420	5,869,385
#	Tachikawa Corp.	224,800	2,624,009

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tachi-S Co., Ltd.	546,800	$5,524,664
#	Tadano, Ltd.	685,800	5,248,835
	Taihei Dengyo Kaisha, Ltd.	334,900	7,235,878
	Taiheiyo Kouhatsu, Inc.	211,700	1,281,130
#	Taiho Kogyo Co., Ltd.	455,900	2,305,784
#	Taiko Bank, Ltd. (The)	32,000	396,213
	Taisei Oncho Co., Ltd.	200	3,460
	Takachiho Koheki Co., Ltd.	66,500	607,305
	Takano Co., Ltd.	227,500	1,291,535
	Takaoka Toko Co., Ltd.	205,944	1,991,503
	Takara Leben Co., Ltd.	150,700	420,676
	Takara Standard Co., Ltd.	521,452	6,838,729
	Takasago International Corp.	164,400	3,218,374
	Takasago Thermal Engineering Co., Ltd.	7,300	96,779
	Takashima & Co., Ltd.	42,600	704,961
#	Takashimaya Co., Ltd.	1,104,017	8,252,544
#	Take And Give Needs Co., Ltd.	174,650	857,027
	TAKEBISHI Corp.	37,600	500,944
	Takeei Corp.	18,900	184,236
#	Takisawa Machine Tool Co., Ltd.	123,900	1,146,321
	Tanabe Engineering Corp.	25,500	179,529
	Tatsuta Electric Wire and Cable Co., Ltd.	485,900	2,619,329
	Tayca Corp.	14,500	193,239
#	Tbk Co., Ltd.	668,500	2,677,667
#	TECHNO ASSOCIE Co., Ltd.	170,900	1,629,068
#	Techno Ryowa, Ltd.	222,670	1,928,445
#	Techno Smart Corp.	2,700	22,797
	Teikoku Tsushin Kogyo Co., Ltd.	165,000	1,786,990
	Tekken Corp.	175,100	3,272,966
	Tenma Corp.	395,900	6,922,863
	Teraoka Seisakusho Co., Ltd.	48,300	177,487
	Terasaki Electric Co., Ltd.	13,100	124,054
#	Tigers Polymer Corp.	317,400	1,319,780
	Toa Corp.	172,800	1,364,068
	Toa Corp.	275,000	4,909,616
	Toa Oil Co., Ltd.	133,700	2,287,588
	TOA ROAD Corp.	106,000	3,640,206
	Toabo Corp.	73,100	321,719
	Toagosei Co., Ltd.	1,761,100	18,645,783
	Tobishima Corp.	179,500	1,823,572
#	TOC Co., Ltd.	67,900	413,954
	Toda Corp.	218,900	1,250,415
*	Toda Kogyo Corp.	24,598	437,849
	Toenec Corp.	222,200	7,233,068
	Togami Electric Manufacturing Co., Ltd.	13,000	202,133
	Toho Acetylene Co., Ltd.	15,900	183,720
	Toho Bank, Ltd. (The)	4,281,400	9,319,955
	Toho Co., Ltd.	3,500	60,094
	Toho Holdings Co., Ltd.	243,200	4,497,627
	Tohoku Bank, Ltd. (The)	181,199	1,787,605
	Tohoku Steel Co., Ltd.	7,500	103,120
#	Tohto Suisan Co., Ltd.	62,200	2,317,195
	Tokai Lease Co., Ltd.	61,799	828,073
	Tokai Rika Co., Ltd.	788,500	12,356,469
	Tokai Tokyo Financial Holdings, Inc.	130,900	337,030
#	Tokushu Tokai Paper Co., Ltd.	143,322	5,985,671
	Tokyo Dome Corp.	923,800	7,388,995
	Tokyo Electron Device, Ltd.	57,500	1,689,555
	Tokyo Energy & Systems, Inc.	673,400	5,179,743

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tokyo Keiki, Inc.	275,776	$2,282,946
#	Tokyo Radiator Manufacturing Co., Ltd.	40,400	199,920
*	Tokyo Rope Manufacturing Co., Ltd.	132,900	605,133
#	Tokyo Sangyo Co., Ltd.	532,300	2,639,808
	Tokyo Tekko Co., Ltd.	137,100	2,511,437
	Tokyu Construction Co., Ltd.	176,000	774,512
	Tokyu Recreation Co., Ltd.	8,466	399,069
	Toli Corp.	1,197,800	2,801,819
	Tomato Bank, Ltd.	162,700	1,553,875
#	Tomen Devices Corp.	22,200	758,302
#	Tomoe Corp.	827,500	2,738,212
#	Tomoe Engineering Co., Ltd.	112,900	2,101,383
	Tomoku Co., Ltd.	284,900	4,494,330
	TOMONY Holdings, Inc.	3,120,900	9,407,295
	Tonami Holdings Co., Ltd.	159,200	8,544,439
#	Toppan Forms Co., Ltd.	816,500	7,834,080
	Topre Corp.	159,800	1,606,273
*	Topy Industries, Ltd.	489,500	5,118,860
	Torex Semiconductor, Ltd.	9,500	117,415
	Torigoe Co., Ltd. (The)	72,700	702,991
	Tosei Corp.	215,400	2,158,453
	Tottori Bank, Ltd. (The)	61,799	657,452
	Towa Bank, Ltd. (The)	601,800	3,962,311
	Toyo Construction Co., Ltd.	1,311,300	5,020,339
#	Toyo Corp.	140,700	1,279,612
	Toyo Denki Seizo K.K.	135,750	1,435,952
	Toyo Ink SC Holdings Co., Ltd.	670,900	12,465,494
	Toyo Kanetsu K.K.	39,500	845,445
#	Toyo Logistics Co., Ltd.	90,600	279,981
	Toyo Machinery & Metal Co., Ltd.	279,900	1,063,977
	Toyo Tanso Co., Ltd.	203,600	3,435,233
	Toyo Wharf & Warehouse Co., Ltd.	112,299	1,530,100
	Toyobo Co., Ltd.	1,284,300	17,122,860
	TPR Co., Ltd.	163,100	1,953,036
	Trinity Industrial Corp.	12,100	78,586
	TS Tech Co., Ltd.	141,600	3,919,312
	TSI Holdings Co., Ltd.	1,421,620	3,336,508
	Tsubaki Nakashima Co., Ltd.	171,700	1,269,936
	Tsubakimoto Chain Co.	399,400	8,868,582
	Tsubakimoto Kogyo Co., Ltd.	23,000	733,839
*	Tsudakoma Corp.	45,400	373,264
	Tsukada Global Holdings, Inc.	131,700	304,798
	Tsukishima Kikai Co., Ltd.	294,400	3,508,816
	Tsukuba Bank, Ltd.	1,011,067	1,710,699
	Tsurumi Manufacturing Co., Ltd.	233,900	3,942,514
	TV Asahi Holdings Corp.	271,800	4,106,463
	Tv Tokyo Holdings Corp.	267,400	5,961,758
#	TYK Corp.	676,700	2,101,986
	UACJ Corp.	886,399	14,041,494
	Ube Industries, Ltd.	57,800	992,307
	Ueki Corp.	18,700	493,024
*	Uniden Holdings Corp.	95,199	1,812,957
	UNIMAT Retirement Community Co., Ltd.	5,400	49,450
	Unipres Corp.	713,400	5,526,128
	United Super Markets Holdings, Inc.	133,100	1,431,789
*	Universal Entertainment Corp.	36,200	617,340
	Utoc Corp.	156,200	701,774
	Vital KSK Holdings, Inc.	497,115	4,473,460
	Wakachiku Construction Co., Ltd.	191,700	2,131,831

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wakita & Co., Ltd.	855,900	$8,860,118
	Warabeya Nichiyo Holdings Co., Ltd.	242,400	3,467,467
#	Wood One Co., Ltd.	120,800	1,318,389
	World Co., Ltd.	22,000	279,323
	Xebio Holdings Co., Ltd.	565,900	3,695,527
	YAC Holdings Co., Ltd.	29,100	171,834
*	Yachiyo Industry Co., Ltd.	100,900	447,059
#	Yagi & Co., Ltd.	1,100	15,031
	Yahagi Construction Co., Ltd.	209,800	1,686,805
	Yaizu Suisankagaku Industry Co., Ltd.	100,200	940,872
	YAMABIKO Corp.	237,396	2,978,346
	Yamagata Bank, Ltd. (The)	343,000	4,235,182
	Yamaguchi Financial Group, Inc.	1,363,600	8,870,173
	Yamanashi Chuo Bank, Ltd. (The)	234,700	1,912,817
	Yamatane Corp.	234,699	3,060,363
#	Yamato Corp.	328,500	2,246,842
	Yamato Kogyo Co., Ltd.	194,200	4,663,738
	Yamaya Corp.	60,800	1,226,268
	Yamazawa Co., Ltd.	16,000	262,044
	Yasuda Logistics Corp.	276,800	2,474,609
	Yellow Hat, Ltd.	210,900	3,461,350
	Yodogawa Steel Works, Ltd.	440,300	8,265,120
	Yokohama Reito Co., Ltd.	1,166,600	9,434,899
	Yondenko Corp.	83,950	1,806,568
#	Yorozu Corp.	487,800	5,268,135
#	Yotai Refractories Co., Ltd.	331,000	2,470,375
#	Yuasa Funashoku Co., Ltd.	62,499	1,794,538
	Yuken Kogyo Co., Ltd.	48,400	664,996
	Yurtec Corp.	1,192,200	7,214,034
	Yushiro Chemical Industry Co., Ltd.	184,800	2,284,524
	Yutaka Giken Co., Ltd.	12,800	179,362
	Zaoh Co., Ltd.	28,700	380,471
#	Zenitaka Corp. (The)	49,100	2,199,464

TOTAL JAPAN			2,584,564,944

NETHERLANDS — (3.1%)
*	Accell Group NV	8,320	224,674
#	Aegon NV	295,301	797,313
	APERAM SA	1,236,551	33,184,896
#*	Arcadis NV	763,762	17,747,524
	ASR Nederland NV	2,674,123	81,147,541
*	Boskalis Westminster	1,048,979	21,093,521
*	Brunel International NV	8,223	58,300
#*	Heijmans NV	523,032	4,432,668
*	Hunter Douglas NV	22,138	1,278,312
Ω	Intertrust NV	4,705	72,951
#*	Kendrion NV	20,119	361,152
*	Koninklijke BAM Groep NV	3,616,594	4,481,879
*	Ordina NV	3,225,254	8,680,581
	SBM Offshore NV	4,667,578	75,428,907
*Ω	Signify NV	1,786,371	63,407,820
#*	SNS NV	4,044,025	0
	Van Lanschot Kempen NV	7,173	143,570

TOTAL NETHERLANDS			312,541,609

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (0.5%)
*	Abano Healthcare Group, Ltd.	17,705	$50,516
*	Air New Zealand, Ltd.	4,276,543	4,010,648
#	Arvida Group, Ltd.	1,027,162	1,187,368
	Chorus, Ltd.	4,761,386	26,476,983
	Colonial Motor Co., Ltd. (The)	247,107	1,316,030
	Heartland Group Holdings, Ltd.	2,758,946	2,443,636
*	Kathmandu Holdings, Ltd.	3,251,119	2,505,936
*	Metlifecare, Ltd.	983,899	3,903,323
#	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	986,066
*	New Zealand Refining Co., Ltd. (The)	2,431,846	901,446
#*	NZME, Ltd.	1,169,418	461,344
	PGG Wrightson, Ltd.	266,886	520,849
*	Richina Pacific, Ltd.	832,183	0
#	Sanford, Ltd.	1,039,541	3,814,627
	SKYCITY Entertainment Group, Ltd.	13,739	25,422
	Summerset Group Holdings, Ltd.	322,651	2,217,110
*	Tourism Holdings, Ltd.	26,585	39,331
*	TOWER, Ltd.	345,873	130,276
	Turners Automotive Group, Ltd.	54,540	94,850
	Warehouse Group, Ltd. (The)	511,313	807,109

TOTAL NEW ZEALAND			51,892,870

NORWAY — (0.8%)
#*	Akastor ASA	1,271,420	917,855
*	Aker Carbon Capture A/S	154,376	113,842
#*	Aker Solutions ASA	774,666	758,007
	American Shipping Co. ASA	836,649	2,435,498
*	Archer, Ltd.	36,217	8,162
	Austevoll Seafood ASA	236,950	1,613,986
#Ω	Avance Gas Holding, Ltd.	1,415,204	4,041,070
*	B2Holding ASA	1,092,193	711,723
	Bonheur ASA	471,178	9,968,119
#*	BW Energy, Ltd.	730,125	1,131,660
Ω	BW LPG, Ltd.	1,589,694	6,959,708
#	BW Offshore, Ltd.	3,352,452	8,067,602
#	DNO ASA	2,990,981	1,243,866
#	Frontline, Ltd.	1,246,936	6,920,261
	Golden Ocean Group, Ltd.	38,046	123,691
#	Hoegh LNG Holdings, Ltd.	112,279	132,499
#*	Komplett Bank ASA	37,220	25,473
#*	Kongsberg Automotive ASA	44,691,062	858,618
*	Kvaerner ASA	4,020,716	3,131,843
*	Norwegian Finans Holding ASA	72,500	522,445
#	Ocean Yield ASA	278,906	620,159
#*	Odfjell Drilling, Ltd.	1,550,010	1,633,047
*	Odfjell SE, Class A	295,711	650,948
*	Otello Corp. ASA	107,169	216,440
	Pareto Bank ASA	14,266	57,119
#*	PGS ASA	6,437,785	1,600,973
*Ω	Sbanken ASA	407,549	2,598,774
	Selvaag Bolig ASA	24,573	122,572
*	SpareBank 1 SR-Bank ASA	282,409	2,252,200
	Stolt-Nielsen, Ltd.	582,917	5,390,563
*	Subsea 7 SA	460,708	3,059,769
	Treasure ASA	42,641	69,376
#*	Wallenius Wilhelmsen ASA	536,226	1,023,176
	Wilh Wilhelmsen Holding ASA, Class A	226,115	3,348,366
#*Ω	XXL ASA	1,620,270	3,703,209

TOTAL NORWAY			76,032,619

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.2%)
#*	Banco Comercial Portugues SA, Class R	112,976,931	$9,934,973
#	Corticeira Amorim SGPS SA	433,482	4,971,930
	Sonae SGPS SA	9,227,620	5,439,031

TOTAL PORTUGAL			20,345,934

SINGAPORE — (1.0%)
	Accordia Golf Trust	1,777,200	18,648
	Amara Holdings, Ltd.	96,100	24,259
*	Banyan Tree Holdings, Ltd.	2,836,100	498,431
*	Bonvests Holdings, Ltd.	1,317,380	813,789
	China Aviation Oil Singapore Corp., Ltd.	195,200	131,467
#	Chip Eng Seng Corp., Ltd.	9,712,698	3,059,854
	Chuan Hup Holdings, Ltd.	6,184,800	948,220
*	COSCO Shipping International Singapore Co., Ltd.	155,900	20,909
*	DMX Technologies Group, Ltd.	3,585,000	0
#*	Ezra Holdings, Ltd.	12,978,893	19,574
#	Far East Orchard, Ltd.	5,037,642	3,614,707
	First Sponsor Group, Ltd.	1,045,655	986,924
	Fu Yu Corp., Ltd.	3,494,700	588,564
	GK Goh Holdings, Ltd.	2,099,974	1,133,823
	GL, Ltd.	966,800	347,139
	Golden Agri-Resources, Ltd.	30,141,400	3,115,998
	GP Industries, Ltd.	2,096,408	799,899
#	GuocoLand, Ltd.	2,847,400	3,047,768
	Hanwell Holdings, Ltd.	3,860,843	807,672
	Haw Par Corp., Ltd.	128,100	879,591
	Hiap Hoe, Ltd.	73,800	33,251
	Ho Bee Land, Ltd.	6,533,400	11,137,482
#	Hong Fok Corp., Ltd.	8,068,560	3,780,660
*	Hong Fok Land, Ltd.	4,248,000	0
#	Hong Leong Asia, Ltd.	3,341,300	1,152,800
#	Hong Leong Finance, Ltd.	911,600	1,502,105
#	Hotel Grand Central, Ltd.	3,113,788	2,110,827
	Hour Glass, Ltd. (The)	1,116,560	572,425
	Hutchison Port Holdings Trust	22,087,800	3,205,293
#*	Hyflux, Ltd.	6,643,700	87,198
*	Indofood Agri Resources, Ltd.	423,200	88,199
#	InnoTek, Ltd.	1,265,800	436,604
	Japfa, Ltd.	363,459	171,702
*	Jurong Technologies Industrial Corp., Ltd.	3,391,000	0
#*	k1 Ventures, Ltd.	2,371,600	0
#	Lian Beng Group, Ltd.	7,072,400	2,041,322
	Low Keng Huat Singapore, Ltd.	275,800	79,125
	Lum Chang Holdings, Ltd.	1,599,200	403,954
*	Mandarin Oriental International, Ltd.	66,600	121,777
	Metro Holdings, Ltd.	10,140,160	5,053,117
	Mewah International, Inc.	95,000	17,010
#*	Midas Holdings, Ltd.	29,676,800	782,140
#	OUE, Ltd.	3,946,700	3,235,889
#	Oxley Holdings, Ltd.	1,526,455	234,856
	Penguin International, Ltd.	263,600	79,301
	QAF, Ltd.	3,490,308	2,225,370
*	Raffles Education Corp., Ltd.	3,822,490	363,097
	Sembcorp Industries, Ltd.	7,316,200	8,468,185
*	Sembcorp Marine, Ltd.	35,929,858	3,159,155
#	SIIC Environment Holdings, Ltd.	5,454,400	722,615
	Sinarmas Land, Ltd.	387,100	46,982
#	Sing Holdings, Ltd.	1,587,200	424,494
#	Sing Investments & Finance, Ltd.	176,600	152,787

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Singapore Press Holdings, Ltd.	4,126,900	$2,989,547
	Singapore Reinsurance Corp., Ltd.	2,999,110	620,762
	Singapura Finance, Ltd.	210,000	122,174
#	Stamford Land Corp., Ltd.	3,984,400	861,805
	Straits Trading Co., Ltd.	78,000	88,719
	Sunningdale Tech, Ltd.	2,955,080	3,360,014
*	SunVic Chemical Holdings, Ltd.	3,557,700	10,679
#*	Swiber Holdings, Ltd.	10,918,800	163,069
	Tiong Woon Corp. Holding, Ltd.	2,080,150	601,616
	Tuan Sing Holdings, Ltd.	18,216,777	3,871,700
	United Industrial Corp., Ltd.	1,951,721	3,116,037
	UOB-Kay Hian Holdings, Ltd.	170,112	164,600
	Wee Hur Holdings, Ltd.	611,500	88,174
	Wing Tai Holdings, Ltd.	7,409,154	9,710,388
#	Yangzijiang Shipbuilding Holdings, Ltd.	9,642,700	6,491,928
	Yeo Hiap Seng, Ltd.	316,256	166,562

TOTAL SINGAPORE			105,174,732

SPAIN — (2.2%)
	Acciona SA	242,274	24,478,530
*	Acerinox SA	3,393,629	26,939,579
*	Adveo Group International SA	15,262	1,616
	Almirall SA	331,236	3,542,870
#	Atresmedia Corp. de Medios de Comunicacion SA	126,204	330,791
#	Banco de Sabadell SA	28,905,982	8,845,471
#	Bankia SA	6,642,769	8,171,788
	Bankinter SA	6,800,386	25,556,831
#*	Caja de Ahorros del Mediterraneo	298,813	0
*	Construcciones y Auxiliar de Ferrocarriles SA	58,802	1,862,946
	Ebro Foods SA	1,792,345	40,130,428
#*	eDreams ODIGEO SA	1,257,290	3,253,953
	Elecnor SA	51,628	526,952
*	Ence Energia y Celulosa SA	1,645,470	3,675,402
	Ercros SA	3,432,509	7,123,719
Ω	Euskaltel SA	1,267,357	12,050,256
Ω	Gestamp Automocion SA	277,123	847,439
	Grupo Catalana Occidente SA	659,460	15,213,810
	Iberpapel Gestion SA	116,358	2,152,702
*	Liberbank SA	1,184,981	317,093
#	Mapfre SA	6,674,162	10,070,128
#*	Melia Hotels International SA	1,635,130	6,060,097
	Miquel y Costas & Miquel SA	10,329	141,397
*Ω	Neinor Homes SA	74,544	899,952
	Prosegur Cia de Seguridad SA	77,906	178,448
#	Sacyr SA	9,602,755	16,330,511
#*	Tubacex SA	2,145,447	2,373,670
*	Vocento SA	753,590	555,106

TOTAL SPAIN			221,631,485

SWEDEN — (3.4%)
Ω	AcadeMedia AB	894,316	7,196,944
*	Adapteo Oyj	904,439	8,307,253
Ω	Alimak Group AB	238,375	2,932,646
*Ω	Ambea AB	82,297	462,697
*	Arise AB	27,536	106,459
	Arjo AB, Class B	2,724,409	19,366,721
*Ω	Attendo AB	610,392	2,796,863
*	Beijer Electronics Group AB	16,339	64,314

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	444,608	$3,999,170
	Betsson AB	1,180,972	8,998,432
*	Bilia AB, Class A	80,613	1,072,282
	BillerudKorsnas AB	1,003,349	15,673,386
*	Bjorn Borg AB	25,586	42,750
*	Bonava AB, Class B	963,999	7,491,492
*	Bufab AB	35,502	529,033
*	Bulten AB	329,933	2,764,429
	Bure Equity AB	972,895	28,231,142
*	Byggmax Group AB	1,168,397	5,773,893
*	Catella AB	9,682	21,535
*	Cloetta AB, Class B	4,821,908	11,333,497
*Ω	Dometic Group AB	1,310,188	14,162,445
#*	Doro AB	385,114	1,798,225
*	Duni AB	572,280	5,008,958
Ω	Dustin Group AB	11,277	71,718
*	Elanders AB, Class B	106,260	961,600
#*	Elos Medtech AB	13,271	122,039
*Ω	Eltel AB	29,797	69,261
*	Enea AB	1,206	21,559
*	Fagerhult AB	8,388	37,924
#*	Granges AB	1,684,347	15,193,064
*	Gunnebo AB	993,864	2,765,101
*	Haldex AB	1,101,283	4,488,835
#*Ω	Hoist Finance AB	1,342,741	4,795,544
*	Humana AB	221,783	1,319,047
#	International Petroleum Corp.	836,077	1,305,292
*	Inwido AB	1,156,183	12,234,672
#*	ITAB Shop Concept AB, Class B	135,825	194,688
#	JM AB	916,003	26,454,043
	Lindab International AB	1,854,233	28,624,820
*	Loomis AB	127,585	2,845,630
*	Mekonomen AB	702,362	6,811,128
	Midsona AB, Class B	13,731	99,329
*	Momentum Group AB, Class B	348,853	4,788,941
*	New Wave Group AB, Class B	1,470,306	6,633,413
*	Nobia AB	476,157	2,869,992
*Ω	Nordic Waterproofing Holding A.S	205,558	2,821,601
#*	Pandox AB	25,294	252,524
*	Peab AB, Class B	3,101,307	28,702,576
	Pricer AB, Class B	890,996	2,662,383
	Ratos AB, Class B	2,094,832	7,632,173
*	Recipharm AB, Class B	760,946	12,253,471
Ω	Resurs Holding AB	1,783,137	8,151,695
	Rottneros AB	1,602,348	1,436,500
#*	SAS AB	3,287,315	578,133
#*	SAS AB	29,585,835	3,251,702
*	Scandi Standard AB	23,341	158,027
*Ω	Scandic Hotels Group AB	1	2
*	Semcon AB	315,288	2,270,075
*	Systemair AB	47,156	1,324,103
	Tethys Oil AB	8,310	34,694
*	VBG Group AB, Class B	40,680	639,442

TOTAL SWEDEN			343,011,307

SWITZERLAND — (5.2%)
	Adecco Group AG	12,672	621,358
	Allreal Holding AG	281,115	59,539,946
	ALSO Holding AG	14,021	3,280,445

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	ams AG	926,480	$19,837,488
#*	Arbonia AG	948,730	10,533,453
#*	Aryzta AG	2,946,475	1,478,912
*	Autoneum Holding AG	48,525	6,007,222
	Baloise Holding AG	26,342	3,602,407
	Banque Cantonale de Geneve	34,351	6,128,567
*	Banque Cantonale du Jura SA	5,888	324,526
	Banque Cantonale Vaudoise	97,750	9,471,997
	Bell Food Group AG	38,065	9,649,108
	Bellevue Group AG	141,912	3,730,656
	Berner Kantonalbank AG	45,209	10,287,587
	Bobst Group SA	111,785	5,378,568
*	Calida Holding AG	45,936	1,373,284
*	Carlo Gavazzi Holding AG	7,796	1,275,520
	Cicor Technologies, Ltd.	16,274	733,471
	Cie Financiere Tradition SA	19,936	2,295,806
	Conzzeta AG	19,033	19,184,848
	DKSH Holding AG	1,668	107,319
#*	Dottikon Es Holding AG	136	175,000
#*	Dufry AG	226,623	8,557,501
	EFG International AG	1,684,114	9,132,135
	Energiedienst Holding AG	10,717	313,224
#*	Feintool International Holding AG	29,444	1,510,370
*	Flughafen Zurich AG	72,748	9,817,587
#*	GAM Holding AG	1,851,465	2,992,314
	Gurit Holding AG	6,216	13,018,379
	Helvetia Holding AG	625,301	49,031,829
#*	HOCHDORF Holding AG	5,278	333,319
	Huber & Suhner AG	75,619	5,453,258
	Hypothekarbank Lenzburg AG	20	93,909
	Implenia AG	349,606	7,012,127
*	Ina Invest Holding AG	69,920	1,299,840
	Investis Holding SA	12,659	1,213,949
*	Jungfraubahn Holding AG	42,357	4,695,681
#	Kudelski SA	198,932	702,260
*	Landis & Gyr Group AG	49,189	2,747,171
*	Lastminute.com NV	4,882	83,279
	Liechtensteinische Landesbank AG	178,397	10,070,210
#	Luzerner Kantonalbank AG	18,981	8,077,498
	Metall Zug AG	1,223	1,511,276
*	Mikron Holding AG	30,699	155,627
	Mobimo Holding AG	73,064	21,114,324
	OC Oerlikon Corp. AG	907,406	6,316,342
	Orell Fuessli AG	244	24,176
	Phoenix Mecano AG	7,255	3,296,391
	Plazza AG, Class A	3,093	971,419
	Rieter Holding AG	36,908	3,178,268
	Schweiter Technologies AG	6,477	8,846,118
	Siegfried Holding AG	64,976	41,136,871
	St Galler Kantonalbank AG	48,300	20,382,322
	Sulzer AG	42,589	3,117,188
	Swiss Prime Site AG	74,069	6,231,420
#*	Swiss Steel Holding AG	9,785,530	1,867,794
	Swissquote Group Holding SA	67,451	5,370,946
	Thurgauer Kantonalbank	11,153	1,258,857
#*	Tornos Holding AG	19,096	76,094
	TX Group AG	27,187	1,903,372
	u-blox Holding AG	21,420	1,076,788
	Valiant Holding AG	147,457	11,830,485

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Valora Holding AG	84,470	$12,058,629
	Vaudoise Assurances Holding SA	23,869	11,596,627
*	Vetropack Holding AG	124,650	6,952,949
	Vontobel Holding AG	298,197	18,300,172
	VP Bank AG	68,972	7,824,949
*	V-ZUG Holding AG	12,230	931,387
	Walliser Kantonalbank	13,514	1,584,382
	Zehnder Group AG	209,362	10,013,113
	Zug Estates Holding AG, Class B	925	1,927,464
	Zuger Kantonalbank AG	245	1,689,729

TOTAL SWITZERLAND			523,718,807

UNITED KINGDOM — (12.9%)
*	Afren P.L.C.	2,935,351	0
	Aggreko P.L.C.	5,413,669	30,855,816
	Alliance Pharma P.L.C.	909,344	865,803
	Anglo Pacific Group P.L.C.	2,173,407	2,974,082
	Anglo-Eastern Plantations P.L.C.	269,907	1,668,365
*	Arrow Global Group P.L.C.	157,060	254,945
	Babcock International Group P.L.C.	7,050,505	19,861,878
*	Balfour Beatty P.L.C.	5,159,139	14,258,123
*	Bank of Georgia Group P.L.C.	702,762	8,172,458
#	Begbies Traynor Group P.L.C.	105,876	114,587
	Bellway P.L.C.	2,773,677	83,918,089
Ω	Biffa P.L.C.	1,079,545	3,023,306
	Bloomsbury Publishing P.L.C.	779,562	2,579,997
	Bodycote P.L.C.	2,585,310	21,801,497
#	Burford Capital, Ltd.	438,905	3,738,568
	C&C Group P.L.C.	2,587,859	5,422,021
*	Cairn Energy P.L.C.	2,207,742	3,969,029
	Camellia P.L.C.	661	55,876
	Card Factory P.L.C.	218,913	91,232
	CareTech Holdings P.L.C.	128,936	758,314
	Carr’s Group P.L.C.	596,259	772,854
	Castings P.L.C.	469,632	1,946,532
	Centamin P.L.C.	31,245,884	50,251,152
	Central Asia Metals P.L.C.	338,245	738,496
	Charles Stanley Group P.L.C.	3,600	11,268
	Chemring Group P.L.C.	3,727,759	12,619,499
	Chesnara P.L.C.	1,440,608	4,893,043
#	Cineworld Group P.L.C.	6,494,677	2,402,079
	Clarkson P.L.C.	20,948	545,613
	Close Brothers Group P.L.C.	3,168,810	44,186,390
Ω	CMC Markets P.L.C.	296,244	1,286,505
#	Costain Group P.L.C.	182,725	77,386
Ω	Countryside Properties P.L.C.	284,286	1,241,657
*	Crest Nicholson Holdings P.L.C.	5,311,244	15,103,739
	Daily Mail & General Trust P.L.C., Class A	375,895	3,290,905
*	Debenhams P.L.C.	90,397	0
	DFS Furniture P.L.C.	285,501	760,452
*	Dialight P.L.C.	3,075	10,777
	DiscoverIE Group P.L.C.	908,878	6,768,828
	Diversified Gas & Oil P.L.C.	1,005,661	1,461,816
	Dixons Carphone P.L.C.	16,431,520	20,482,378
	Drax Group P.L.C.	6,208,013	23,772,729
	easyJet P.L.C.	214,836	1,408,775
*	Elementis P.L.C.	4,319,728	4,163,622
#*	EnQuest P.L.C.	34,275,485	4,237,595
*	Epwin Group P.L.C.	222,331	186,364

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Equiniti Group P.L.C.	2,489,145	$3,329,959
*	Essentra P.L.C.	1,096,352	3,498,836
	Ferrexpo P.L.C.	383,551	946,530
*	Firstgroup P.L.C.	24,852,156	13,223,942
#	Flowtech Fluidpower P.L.C.	90,707	84,617
*	Foxtons Group P.L.C.	297,196	130,921
*	Frasers Group P.L.C.	5,425,585	26,320,367
	Fuller Smith & Turner P.L.C., Class A	29,381	221,652
	Galliford Try Holdings P.L.C.	2,358,397	2,181,192
*	Gem Diamonds, Ltd.	88,379	42,093
#	Genel Energy P.L.C.	2,337,231	3,415,111
*	Georgia Capital P.L.C.	361,424	1,723,136
*	Grafton Group P.L.C.	5,538,784	48,151,335
	Grainger P.L.C.	4,721,339	17,104,564
	Greencore Group P.L.C.	102,067	119,494
	Gulf Keystone Petroleum, Ltd.	3,285,911	2,985,519
*	GVC Holdings P.L.C.	185,018	2,317,722
	H&T Group P.L.C.	43,468	124,068
	Halfords Group P.L.C.	4,655,061	14,504,749
	Hargreaves Services P.L.C.	9,363	24,981
Ω	Hastings Group Holdings P.L.C.	338,263	1,093,018
	Headlam Group P.L.C.	223,695	769,831
	Helical P.L.C.	1,343,145	5,916,290
	Henry Boot P.L.C.	1,305,872	4,178,404
*	Hochschild Mining P.L.C.	2,528,906	7,213,880
	Hunting P.L.C.	2,599,990	4,703,629
*	Inchcape P.L.C.	3,815,457	24,475,075
*	International Personal Finance P.L.C.	2,435,887	1,799,927
#*	Interserve P.L.C.	284,001	0
#	JET2 P.L.C.	436,580	4,809,893
Ω	John Laing Group P.L.C.	3,572,385	13,037,243
#*	John Wood Group P.L.C.	4,729,519	12,982,973
	Jupiter Fund Management P.L.C.	299,848	903,374
*	Just Group P.L.C.	1,325,906	723,814
	KAZ Minerals P.L.C.	504,198	4,113,802
	Keller Group P.L.C.	1,735,421	11,416,202
	Lancashire Holdings, Ltd.	2,491,966	20,564,951
	Lookers P.L.C.	3,634,132	741,513
*	LSL Property Services P.L.C.	55,441	147,199
	Man Group P.L.C.	19,409,926	27,085,857
	Marks & Spencer Group P.L.C.	8,460,656	9,747,352
	Marston’s P.L.C.	12,586,880	7,878,518
*Ω	McCarthy & Stone P.L.C.	4,287,451	6,521,494
#*	McColl’s Retail Group P.L.C.	367,189	97,988
*	Mears Group P.L.C.	2,119,019	2,892,964
	Mediclinic International P.L.C.	3,935,781	14,411,618
*	Meggitt P.L.C.	8,865,721	31,415,610
*	Mitchells & Butlers P.L.C.	6,306,745	12,811,753
	MJ Gleeson P.L.C.	552,434	4,144,818
*	Morgan Sindall Group P.L.C.	318,318	4,548,245
*	Mothercare P.L.C.	29,366	4,593
	MP Evans Group P.L.C.	9,879	74,203
#	N Brown Group P.L.C.	689,528	509,763
*	National Express Group P.L.C.	9,702,875	18,822,775
	Norcros P.L.C.	120,845	272,570
*	OneSavings Bank P.L.C.	1,787,599	7,130,637
	Paragon Banking Group P.L.C.	6,900,252	26,477,189
*	Pendragon P.L.C.	17,302,063	2,903,010
#*	Petrofac, Ltd.	450,328	693,765

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Petropavlovsk P.L.C.	26,498,083	$9,178,002
	Pets at Home Group P.L.C.	6,666,241	33,477,768
*	Pharos Energy P.L.C.	1,479,520	238,028
	Phoenix Group Holdings P.L.C.	2,645,681	22,719,100
*	Playtech P.L.C.	4,316,628	19,033,644
*	PPHE Hotel Group, Ltd.	932	12,147
*	Premier Foods P.L.C.	11,881,118	14,237,815
#*	Premier Oil P.L.C.	17,240,182	2,540,499
*	Provident Financial P.L.C.	496,107	1,493,940
	QinetiQ Group P.L.C.	587,942	1,800,754
Ω	Quilter P.L.C.	6,109,178	9,699,301
#	Rank Group P.L.C.	366,954	428,397
	Reach P.L.C.	1,660,429	2,259,642
*	Redcentric P.L.C.	107,451	179,223
	Redde Northgate P.L.C.	2,508,641	5,771,032
*	Redrow P.L.C.	7,039,369	37,953,578
	Renewi P.L.C.	3,849,737	1,065,140
	Restaurant Group P.L.C. (The)	34,002	17,861
	Ricardo P.L.C.	9,677	45,253
	Royal Mail P.L.C.	11,498,732	33,845,542
*	RPS Group P.L.C.	3,575,259	2,353,275
	S&U P.L.C.	5,201	112,481
#*	Saga P.L.C.	881,892	1,578,601
*	SDL P.L.C.	219,849	1,966,394
*	Secure Trust Bank P.L.C.	597	5,832
*	Senior P.L.C.	1,722,493	1,225,212
	Serica Energy P.L.C.	59,571	81,422
	Severfield P.L.C.	1,042,921	746,982
*	SIG P.L.C.	8,719,998	2,712,362
	Signature Aviation P.L.C.	3,517,488	10,771,183
	Speedy Hire P.L.C.	5,849,847	3,996,804
Ω	Spire Healthcare Group P.L.C.	2,427,532	3,742,583
	St. Modwen Properties P.L.C.	3,577,883	15,367,010
	Stock Spirits Group P.L.C.	2,540,076	6,963,467
	Superdry P.L.C.	583,577	1,361,428
*	TBC Bank Group P.L.C.	51,317	611,376
#*	Thomas Cook Group P.L.C.	2,914,740	0
*Ω	TI Fluid Systems P.L.C.	30,276	75,343
	TP ICAP P.L.C.	9,035,696	22,374,879
*	Travis Perkins P.L.C.	5,527,930	75,922,117
	Trifast P.L.C.	866,242	1,357,199
*	TT Electronics P.L.C.	3,280,871	8,330,932
#*	Tullow Oil P.L.C.	19,568,036	5,133,528
*	Tyman P.L.C.	1,150,118	3,976,863
	U & I Group P.L.C.	1,144,347	830,463
	Urban & Civic P.L.C.	4,063	10,791
*	Vectura Group P.L.C.	2,619,944	3,495,481
	Vertu Motors P.L.C.	1,402,802	534,915
	Vesuvius P.L.C.	7,161,691	37,044,382
*	Vistry Group P.L.C.	6,680,942	47,140,748
*Ω	Vivo Energy P.L.C.	10,968	10,756
	Vp P.L.C.	276,189	2,172,853
*	Weir Group P.L.C (The)	119,160	2,213,724
	Young & Co’s Brewery P.L.C.	2,351	16,146
	Young & Co’s Brewery P.L.C., Class A	16,414	172,774

TOTAL UNITED KINGDOM			1,305,897,940

TOTAL COMMON STOCKS			9,679,992,732

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Biotest AG	58,095	$1,746,147
	Draegerwerk AG & Co. KGaA	178,097	14,309,880
	Jungheinrich AG	183,304	6,664,402
	STO SE & Co. KGaA	27,441	3,432,555

TOTAL GERMANY			26,152,984

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	1,659,995	1,195,196

GERMANY — (0.0%)
*	Grammer AG Rights 11/12/20	6,115	2,884

ITALY — (0.0%)
*	Cattolica Assicurazioni Rights 11/26/20	4,748,239	0

NORWAY — (0.0%)
	XXL ASA Rights 05/28/20	0	0

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	0
*	First Sponsor Group, Ltd. Warrants 03/21/29	261,414	40,190

TOTAL SINGAPORE			40,190

TOTAL RIGHTS/WARRANTS			1,238,270

TOTAL INVESTMENT SECURITIES (Cost $10,743,878,713)			9,707,383,986

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	36,277,073	419,762,013

TOTAL INVESTMENTS — (100.0%) (Cost $11,163,569,033)			$10,127,145,999

As of October 31, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	716	12/18/20	$122,069,615	$116,876,260	$(5,193,355)

Total Futures Contracts			$122,069,615	$116,876,260	$(5,193,355)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$439,644	$769,422,391	—	$769,862,035
Austria.	—	82,094,265	—	82,094,265

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	$575,905	$154,113,412	—	$154,689,317
Canada	991,973,745	625,282	—	992,599,027
Denmark	—	210,702,031	—	210,702,031
Finland	—	259,972,580	—	259,972,580
France	—	362,830,742	—	362,830,742
Germany	—	589,036,195	—	589,036,195
Greece	—	2,001	—	2,001
Hong Kong	370,503	285,448,174	—	285,818,677
Ireland	—	4,436,586	—	4,436,586
Israel	221,762	81,766,964	—	81,988,726
Italy	—	341,148,303	—	341,148,303
Japan	—	2,584,564,944	—	2,584,564,944
Netherlands	797,313	311,744,296	—	312,541,609
New Zealand	—	51,892,870	—	51,892,870
Norway	113,842	75,918,777	—	76,032,619
Portugal	—	20,345,934	—	20,345,934
Singapore	—	105,174,732	—	105,174,732
Spain	—	221,631,485	—	221,631,485
Sweden	4,556,994	338,454,313	—	343,011,307
Switzerland	—	523,718,807	—	523,718,807
United Kingdom	—	1,305,897,940	—	1,305,897,940
Preferred Stocks
Germany	—	26,152,984	—	26,152,984
Rights/Warrants
Canada	—	1,195,196	—	1,195,196
Germany	—	2,884	—	2,884
Singapore	—	40,190	—	40,190
Securities Lending Collateral	—	419,762,013	—	419,762,013
Futures Contracts**	(5,193,355)	—	—	(5,193,355)

TOTAL	$993,856,353	$9,128,096,291	—	$10,121,952,644

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.2%)
	A2B Australia, Ltd.	175,655	$127,636
	Accent Group, Ltd.	350,750	411,801
	Adairs, Ltd.	2,075	5,541
	Adbri, Ltd.	327,958	651,868
*	Afterpay, Ltd.	4,491	305,788
*	Ainsworth Game Technology, Ltd.	86,569	17,344
#*	Alkane Resources, Ltd.	246,023	214,073
	Alliance Aviation Services, Ltd.	32,530	75,219
	ALS, Ltd.	163,753	1,083,591
	Altium, Ltd.	21,328	559,800
	Alumina, Ltd.	686,498	693,408
	AMA Group, Ltd.	197,892	101,684
*	Amaysim Australia, Ltd.	123,184	58,090
	AMP, Ltd.	1,973,334	2,123,488
	Ampol, Ltd.	92,634	1,689,098
	Ansell, Ltd.	44,165	1,248,857
	APN Property Group, Ltd.	94,208	36,221
	ARB Corp., Ltd.	30,250	655,246
	Aristocrat Leisure, Ltd.	26,438	532,375
	Asaleo Care, Ltd.	350,945	233,743
	ASX, Ltd.	5,570	311,890
	Atlas Arteria, Ltd.	92,993	368,351
	AUB Group, Ltd.	32,014	375,257
	Aurelia Metals, Ltd.	1,003,626	329,547
	Aurizon Holdings, Ltd.	283,029	750,496
	AusNet Services	58,906	82,809
	Austal, Ltd.	284,145	541,820
	Austin Engineering, Ltd.	157,754	16,626
	Australia & New Zealand Banking Group, Ltd.	274,007	3,636,246
*	Australian Agricultural Co., Ltd.	366,526	287,179
#	Australian Ethical Investment, Ltd.	8,392	25,187
	Australian Pharmaceutical Industries, Ltd.	366,712	282,942
#*	Australian Strategic Materials, Ltd.	49,204	109,250
	Auswide Bank, Ltd.	7,550	26,091
	AVJennings, Ltd.	78,694	28,044
	Baby Bunting Group, Ltd.	57,702	165,859
#	Bank of Queensland, Ltd.	463,126	2,089,376
	Bapcor, Ltd.	164,906	888,807
	Base Resources, Ltd.	90,567	14,971
	Beach Energy, Ltd.	1,801,011	1,493,432
	Beacon Lighting Group, Ltd.	8,390	8,705
	Bega Cheese, Ltd.	225,710	794,043
	Bell Financial Group, Ltd.	21,228	18,875
	Bendigo & Adelaide Bank, Ltd.	320,110	1,505,876
	BHP Group, Ltd.	178,389	4,276,275
	Bingo Industries, Ltd.	79,496	137,610
#*	Blackmores, Ltd.	6,716	331,707
	BlueScope Steel, Ltd.	272,405	2,813,582
	Boral, Ltd.	447,599	1,433,348
	Brambles, Ltd.	80,792	544,887
	Bravura Solutions, Ltd.	140,137	289,212
	Breville Group, Ltd.	50,952	944,004
	Brickworks, Ltd.	87,847	1,067,947
	BWX, Ltd.	84,935	225,320
	Capitol Health, Ltd.	405,792	71,268
*	Cardno, Ltd.	201,915	41,472
#*	Carnarvon Petroleum, Ltd.	179,808	29,061

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Carsales.com, Ltd.	69,375	$1,013,553
*	Cash Converters International, Ltd.	283,549	38,857
	Cedar Woods Properties, Ltd.	65,835	265,515
*	Centrebet Litigation	6,648	0
*	Centrebet Litigation Claim	6,648	0
	Challenger, Ltd.	645,886	2,183,409
*	CIMIC Group, Ltd.	12,979	196,162
*	Clean Seas Seafood, Ltd.	51,077	24,088
#*	Clean TeQ Holdings, Ltd.	158,476	30,151
	Cleanaway Waste Management, Ltd.	614,331	885,632
#	Clinuvel Pharmaceuticals, Ltd.	10,021	145,616
	Coca-Cola Amatil, Ltd.	64,973	567,983
	Cochlear, Ltd.	3,207	478,662
	Codan, Ltd.	96,379	800,302
	Coles Group, Ltd.	34,155	426,674
#	Collection House, Ltd.	117,176	33,514
	Collins Foods, Ltd.	121,772	826,518
	Commonwealth Bank of Australia	93,348	4,532,188
	Computershare, Ltd.	108,709	929,017
#*	Cooper Energy, Ltd.	945,714	209,321
#*	Corporate Travel Management, Ltd.	60,579	621,683
	Costa Group Holdings, Ltd.	292,366	731,518
#	Credit Corp. Group, Ltd.	41,256	531,307
	Crown Resorts, Ltd.	275,528	1,604,095
	CSR, Ltd.	438,908	1,358,744
	Data#3, Ltd.	87,623	384,561
*	Decmil Group, Ltd.	771,997	34,769
*	Deterra Royalties, Ltd.	109,220	301,709
	Domain Holdings Australia, Ltd.	165,661	459,506
	Domino’s Pizza Enterprises, Ltd.	19,131	1,139,473
	Downer EDI, Ltd.	653,045	2,019,159
	DWS, Ltd.	60,092	49,251
#	Eagers Automotive, Ltd.	87,426	668,665
#*	Eclipx Group, Ltd.	298,743	312,258
	Elanor Investor Group	11,398	10,983
	Elders, Ltd.	76,472	602,984
#*	Electro Optic Systems Holdings, Ltd.	25,653	99,249
#*	Emeco Holdings, Ltd.	194,061	103,585
#*	Energy World Corp., Ltd.	944,535	41,197
	Enero Group, Ltd.	17,942	21,380
	EQT Holdings, Ltd.	8,678	152,502
	Estia Health, Ltd.	259,321	242,468
	Euroz, Ltd.	1,257	1,079
	EVENT Hospitality and Entertainment, Ltd.	76,233	441,931
	Evolution Mining, Ltd.	390,263	1,530,000
#*	FAR, Ltd.	1,466,257	11,337
	Finbar Group, Ltd.	18,455	9,139
	Fleetwood Corp., Ltd.	85,236	107,321
#	FlexiGroup, Ltd.	459,207	303,746
*	Flight Centre Travel Group, Ltd.	45,905	363,346
	Fortescue Metals Group, Ltd.	186,875	2,286,133
#	Freedom Foods Group, Ltd.	77,146	122,415
	G8 Education, Ltd.	845,352	673,427
#*	Galaxy Resources, Ltd.	245,822	241,219
	Genworth Mortgage Insurance Australia, Ltd.	180,395	216,441
*	Gold Road Resources, Ltd.	387,738	362,948
*	GrainCorp, Ltd., Class A	187,471	466,435
	Grange Resources, Ltd.	490,389	84,487
*	Greenland Minerals, Ltd.	712,099	140,893

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	GUD Holdings, Ltd.	77,056	$687,367
#	GWA Group, Ltd.	182,032	337,353
	Hansen Technologies, Ltd.	115,264	320,260
	Harvey Norman Holdings, Ltd.	327,741	1,025,255
	Healius, Ltd.	1,052,353	2,493,993
#	Helloworld Travel, Ltd.	19,262	23,221
#	HT&E, Ltd.	228,291	240,690
#	HUB24, Ltd.	10,656	172,178
	HUB24, Ltd.	425	6,862
	Huon Aquaculture Group, Ltd.	14,978	27,893
	IDP Education, Ltd.	32,851	445,685
	IGO, Ltd.	343,227	1,072,766
	Iluka Resources, Ltd.	109,220	395,781
	Imdex, Ltd.	243,744	206,478
	Incitec Pivot, Ltd.	949,727	1,281,400
	Infomedia, Ltd.	182,685	199,314
	Inghams Group, Ltd.	136,500	274,663
	Insurance Australia Group, Ltd.	108,172	363,104
*	Intega Group, Ltd.	201,915	39,727
	Integral Diagnostics, Ltd.	92,684	273,981
#	Integrated Research, Ltd.	47,760	117,945
#	InvoCare, Ltd.	83,339	592,034
	IOOF Holdings, Ltd.	365,343	750,278
	IPH, Ltd.	67,983	315,091
	IRESS, Ltd.	98,218	635,539
	IVE Group, Ltd.	87,518	46,448
	James Hardie Industries P.L.C.	29,101	706,568
	James Hardie Industries P.L.C., Sponsored ADR	1,506	36,716
	Japara Healthcare, Ltd.	257,296	69,685
	JB Hi-Fi, Ltd.	66,619	2,226,105
	Johns Lyng Group, Ltd.	16,954	36,834
	Jupiter Mines, Ltd.	1,025,925	205,441
#*	Karoon Energy, Ltd.	477,386	259,787
*	Kingsgate Consolidated, Ltd.	78,969	42,462
	Kogan.com, Ltd.	19,650	284,454
	Lendlease Corp., Ltd.	80,336	675,797
	Lifestyle Communities, Ltd.	47,244	337,929
	Link Administration Holdings, Ltd.	252,589	849,327
	Lovisa Holdings, Ltd.	1,718	9,088
*	Lynas Corp., Ltd.	176,996	352,143
	MACA, Ltd.	225,090	130,363
	Macmahon Holdings, Ltd.	971,526	163,634
	Macquarie Group, Ltd.	20,294	1,809,419
	Magellan Financial Group, Ltd.	25,900	1,003,846
*	Mayne Pharma Group, Ltd.	1,507,989	317,871
	McMillan Shakespeare, Ltd.	51,609	339,494
#	McPherson’s, Ltd.	98,304	156,799
	McPherson’s, Ltd.	14,662	23,394
	Medibank Pvt, Ltd.	548,130	1,028,935
*	Medusa Mining, Ltd.	139,491	78,455
#*	Mesoblast, Ltd.	231,810	498,384
#	Metcash, Ltd.	993,037	2,059,825
	Mineral Resources, Ltd.	104,774	1,839,810
*	MMA Offshore, Ltd.	529,550	21,225
	MNF Group, Ltd.	17,520	55,392
	Moelis Australia, Ltd.	6,805	19,114
	Monadelphous Group, Ltd.	39,618	254,768
	Monash IVF Group, Ltd.	261,809	105,822
#	Money3 Corp., Ltd.	116,116	183,670

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Mortgage Choice, Ltd.	78,728	$59,207
	Mount Gibson Iron, Ltd.	496,177	237,151
#*	Myer Holdings, Ltd.	960,406	155,865
	MyState, Ltd.	56,897	161,360
	National Australia Bank, Ltd.	308,973	4,042,287
	Navigator Global Investments, Ltd.	101,775	110,342
	Neometals, Ltd.	48,923	6,551
	Netwealth Group, Ltd.	38,924	472,754
	New Energy Solar, Ltd.	28,569	16,263
#	New Hope Corp., Ltd.	529,216	397,999
	Newcrest Mining, Ltd.	8,566	177,637
*	NEXTDC, Ltd.	35,398	316,948
	nib holdings, Ltd.	242,329	709,138
#	Nick Scali, Ltd.	48,096	281,746
	Nine Entertainment Co. Holdings, Ltd.	1,495,245	2,185,735
	Northern Star Resources, Ltd.	195,521	2,065,466
	NRW Holdings, Ltd.	380,389	583,452
*	Nufarm, Ltd.	185,524	448,593
	OFX Group, Ltd.	129,462	113,633
	Oil Search, Ltd.	553,345	999,046
	Omni Bridgeway, Ltd.	106,202	258,348
	oOh!media, Ltd.	311,349	286,880
	Orica, Ltd.	51,811	556,179
	Origin Energy, Ltd.	395,863	1,113,566
#*	Orocobre, Ltd.	286,081	515,819
	Orora, Ltd.	563,257	1,020,802
#	Over the Wire Holdings, Ltd.	13,915	43,182
	OZ Minerals, Ltd.	301,090	3,145,301
#	Pacific Current Group, Ltd.	51,154	209,545
#	Pacific Smiles Group, Ltd.	19,058	24,731
#	Pact Group Holdings, Ltd.	176,261	291,170
*	Panoramic Resources, Ltd.	1,056,690	77,871
	Peet, Ltd.	230,085	172,968
	Pendal Group, Ltd.	163,617	744,377
	Perenti Global, Ltd.	566,939	416,922
	Perpetual, Ltd.	47,946	917,632
*	Perseus Mining, Ltd.	1,083,530	937,128
#*	Pilbara Minerals, Ltd.	1,321,959	391,403
	Platinum Asset Management, Ltd.	173,919	373,041
	Premier Investments, Ltd.	60,680	910,084
#	Pro Medicus, Ltd.	20,210	461,311
	PSC Insurance Group, Ltd.	8,350	17,008
*	Qantas Airways, Ltd.	420,981	1,238,500
	QBE Insurance Group, Ltd.	349,750	2,022,494
	Qube Holdings, Ltd.	788,938	1,468,491
	Ramelius Resources, Ltd.	584,138	797,497
	Ramsay Health Care, Ltd.	14,956	655,287
#	REA Group, Ltd.	3,734	310,527
	Reckon, Ltd.	24,980	13,602
	Redcape Hotel Group	19,025	12,508
#	Reece, Ltd.	20,461	197,672
#	Regis Healthcare, Ltd.	69,376	50,299
	Regis Resources, Ltd.	324,735	953,138
*	Reject Shop, Ltd. (The)	17,293	75,576
	Reliance Worldwide Corp., Ltd.	466,141	1,345,626
*	Resolute Mining, Ltd.	472,459	268,333
#	Rhipe, Ltd.	14,932	21,555
	Ridley Corp., Ltd.	146,475	81,889
	Rio Tinto, Ltd.	28,857	1,877,259

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	RPMGlobal Holdings, Ltd.	72,882	$55,320
*	Salmat, Ltd.	16,043	0
	Sandfire Resources, Ltd.	194,428	605,035
	Santos, Ltd.	723,358	2,404,721
*	Saracen Mineral Holdings, Ltd.	368,048	1,470,875
	SeaLink Travel Group, Ltd.	42,606	174,934
	Seek, Ltd.	26,845	405,880
	Select Harvests, Ltd.	103,090	443,698
#*	Senex Energy, Ltd.	1,131,149	234,665
	Servcorp, Ltd.	42,286	73,640
#	Service Stream, Ltd.	323,137	455,717
#	Seven Group Holdings, Ltd.	20,656	282,055
#*	Seven West Media, Ltd.	826,279	95,733
	SG Fleet Group, Ltd.	35,784	42,468
*	Sigma Healthcare, Ltd.	1,302,866	486,217
*	Silver Lake Resources, Ltd.	574,663	860,571
	Sims, Ltd.	124,195	835,202
	SmartGroup Corp., Ltd.	6,867	26,277
	Sonic Healthcare, Ltd.	28,743	704,003
	South32, Ltd.	825,080	1,177,373
*	Southern Cross Media Group, Ltd.	2,168,130	266,328
	Spark Infrastructure Group	242,971	339,058
#*	SpeedCast International, Ltd.	198,889	41,423
	St Barbara, Ltd.	717,500	1,349,225
	Star Entertainment Grp, Ltd. (The)	775,034	1,786,061
	Steadfast Group, Ltd.	224,813	563,660
#*	Strike Energy, Ltd.	404,028	71,029
	Suncorp Group, Ltd.	303,468	1,752,612
	Sunland Group, Ltd.	67,813	96,217
	Super Retail Group, Ltd.	182,119	1,433,292
*	Superloop, Ltd.	89,510	58,006
#*	Syrah Resources, Ltd.	425,118	136,520
	Tabcorp Holdings, Ltd.	1,405,866	3,248,425
	Tassal Group, Ltd.	251,201	625,395
	Technology One, Ltd.	134,332	848,004
	Telstra Corp., Ltd.	180,573	340,053
*	Tiger Resources, Ltd.	335,407	177
*	TPG Telecom, Ltd.	96,322	486,172
	Treasury Wine Estates, Ltd.	79,486	512,434
*	Troy Resources, Ltd.	238,301	21,055
*	Tuas, Ltd.	41,766	22,146
*	United Malt Grp, Ltd.	195,855	555,194
	Village Roadshow, Ltd.	86,932	136,351
*	Virgin Australia Holdings, Ltd.	272,729	0
*	Virgin Australia Holdings, Ltd.	2,256,515	0
	Virtus Health, Ltd.	66,783	210,713
	Vita Group, Ltd.	128,174	89,522
Ω	Viva Energy Group, Ltd.	665,281	786,999
*	Vocus Group, Ltd.	575,992	1,394,919
#	Webjet, Ltd.	63,897	156,543
	Wesfarmers, Ltd.	36,539	1,182,761
#	Western Areas, Ltd.	284,164	383,917
*	Westgold Resources, Ltd.	247,123	449,618
	Westpac Banking Corp.	360,411	4,561,672
#	Westpac Banking Corp., Sponsored ADR	9,009	114,414
#	Whitehaven Coal, Ltd.	738,522	552,739
	Woodside Petroleum, Ltd.	78,218	964,760
	Woolworths Group, Ltd.	37,895	1,019,387
#	Worley, Ltd.	172,057	1,146,966
	WPP AUNZ, Ltd.	387,509	114,543
*	Xero, Ltd.	3,203	248,484

TOTAL AUSTRALIA			174,868,482

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (0.5%)
	Agrana Beteiligungs AG	12,744	$230,289
	ANDRITZ AG	37,161	1,253,313
	AT&S Austria Technologie & Systemtechnik AG	25,068	455,646
	Atrium European Real Estate, Ltd.	32,241	76,632
*Ω	BAWAG Group AG	2,090	76,756
	CA Immobilien Anlagen AG	14,098	387,251
*	DO & CO AG	3,767	136,857
*	Erste Group Bank AG	45,911	943,722
	EVN AG	36,754	587,019
#*	FACC AG	6,832	37,483
*	Flughafen Wien AG	2,852	67,353
#*	IMMOFINANZ AG	10,817	145,057
*	Kapsch TrafficCom AG	2,499	32,598
#*	Lenzing AG	4,527	316,889
	Mayr Melnhof Karton AG	3,500	571,745
*	Oberbank AG	847	82,477
#	Oesterreichische Post AG	16,719	530,960
	OMV AG	27,172	628,118
	Palfinger AG	8,726	201,974
*	POLYTEC Holding AG	8,231	49,875
#*	Porr AG	8,836	117,963
*	Raiffeisen Bank International AG	124,108	1,791,913
#	Rosenbauer International AG	1,017	35,187
#	S IMMO AG	19,003	280,798
	Schoeller-Bleckmann Oilfield Equipment AG	5,463	132,398
*	Semperit AG Holding	6,249	160,445
*	Strabag SE	15,023	435,831
	Telekom Austria AG	92,396	621,466
	UBM Development AG	2,156	67,608
	UNIQA Insurance Group AG	79,129	445,697
	Verbund AG	2,449	141,244
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	737,718
#	voestalpine AG	103,946	2,890,414
	Wienerberger AG	13,837	349,291
	Zumtobel Group AG	24,911	139,242

TOTAL AUSTRIA			15,159,229

BELGIUM — (1.1%)
*	Ackermans & van Haaren NV	19,804	2,437,742
	Ageas SA	84,602	3,406,833
*	AGFA-Gevaert NV	187,959	714,646
#	Anheuser-Busch InBev SA	27,589	1,427,073
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	333,678
*	Argenx SE, ADR	1,077	267,236
	Atenor	3,505	209,982
	Banque Nationale de Belgique	69	130,676
	Barco NV	29,442	461,858
	Bekaert SA	38,406	816,906
*	bpost SA	91,565	811,393
#*	Cie d’Entreprises CFE	8,822	546,303
*	Deceuninck NV	56,289	98,668
	D’ieteren SA	35,213	1,764,169
#*	Econocom Group SA	133,821	294,430

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Elia Group SA	6,355	$614,662
	Etablissements Franz Colruyt NV	11,843	700,564
	Euronav NV	28,877	211,000
	Euronav NV	6,230	45,853
	EVS Broadcast Equipment SA	8,451	121,485
*	Exmar NV	34,718	90,276
	Fagron	35,143	780,212
*	Galapagos NV, Sponsored ADR	659	76,760
	Gimv NV	16,688	871,451
	Immobel SA	4,049	280,449
	KBC Group NV	58,430	2,886,840
#*	Kinepolis Group NV	8,679	220,465
	Lotus Bakeries NV	173	676,940
	Melexis NV	10,065	766,137
#*	Ontex Group NV	71,835	794,734
	Orange Belgium SA	29,651	494,133
*	Oxurion NV	14,207	40,579
	Picanol	1,255	78,705
	Proximus SADP	45,741	889,214
	Recticel SA	42,061	413,196
	Resilux	786	119,994
*	Roularta Media Group NV	1,845	25,790
#	Shurgard Self Storage SA	5,524	235,545
*	Sioen Industries NV	8,233	210,669
#*	Sipef NV	5,476	272,653
	Solvay SA	18,507	1,503,699
	Telenet Group Holding NV	11,802	453,911
	TER Beke SA	539	60,034
*	Tessenderlo Group SA	27,512	936,492
	UCB SA	14,055	1,388,234
	Umicore SA	19,763	761,890
	Van de Velde NV	4,118	104,850
	Viohalco SA	25,814	82,697

TOTAL BELGIUM			30,931,706

CANADA — (9.6%)
*	5N Plus, Inc.	52,215	76,424
#	Absolute Software Corp.	14,551	164,699
#	Acadian Timber Corp.	7,976	91,296
*	Advantage Oil & Gas, Ltd.	215,003	355,030
	Aecon Group, Inc.	72,335	772,051
#*	Africa Oil Corp.	329,400	222,517
#	AG Growth International, Inc.	12,160	242,050
	AGF Management, Ltd., Class B	90,237	386,740
	Agnico Eagle Mines, Ltd.	10,163	805,824
*	Aimia, Inc.	62,327	161,864
*	Air Canada	33,400	369,273
	AirBoss of America Corp.	12,431	167,016
	Alamos Gold, Inc., Class A	322,080	2,942,062
	Alamos Gold, Inc., Class A	61,980	567,117
#	Alaris Equity Partners Income	31,073	286,171
*	Alcanna, Inc.	19,655	71,846
	Algoma Central Corp.	4,796	38,230
#	Algonquin Power & Utilities Corp.	16,663	252,640
	Algonquin Power & Utilities Corp.	7,800	118,170
	Alimentation Couche-Tard, Inc., Class B	20,671	636,592
#	AltaGas, Ltd.	108,833	1,379,711
#	Altius Minerals Corp.	43,607	346,290
	Altus Group, Ltd.	12,866	526,402

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	Americas Gold & Silver Corp.	57,200	$147,261
*	Amerigo Resources, Ltd.	29,500	11,514
	Andrew Peller, Ltd., Class A	21,300	166,109
#*	Aphria, Inc.	246,838	1,110,771
	ARC Resources, Ltd.	218,616	1,076,425
#*	Argonaut Gold, Inc.	242,354	451,129
*	Aritzia, Inc.	41,900	632,761
	Atco, Ltd., Class I	9,500	264,471
#*	Athabasca Oil Corp.	419,433	36,204
*	ATS Automation Tooling Systems, Inc.	22,145	274,257
#*	Aurora Cannabis, Inc.	2,358	9,523
#*	Aurora Cannabis, Inc.	10,494	42,501
#	AutoCanada, Inc.	30,619	462,629
	B2Gold Corp.	570,876	3,672,151
#	Badger Daylighting, Ltd.	20,326	589,809
#	Bank of Montreal	34,642	2,062,711
	Bank of Montreal	50,694	3,014,772
	Bank of Nova Scotia (The)	35,900	1,491,455
	Bank of Nova Scotia (The)	102,743	4,269,999
	Barrick Gold Corp.	16,141	431,449
	Barrick Gold Corp.	45,774	1,219,813
*	Bausch Health Cos., Inc.	40,515	668,497
#*	Baytex Energy Corp.	320,770	95,102
#*	Baytex Energy Corp.	31,128	9,335
#	BCE, Inc.	4,000	160,745
#	BCE, Inc.	2,572	103,446
#	Birchcliff Energy, Ltd.	296,154	422,347
	Bird Construction, Inc.	22,559	108,029
*	Black Diamond Group, Ltd.	21,857	28,053
#*	BlackBerry, Ltd.	399,944	1,795,749
#	Bonterra Energy Corp.	14,474	12,276
#	Boralex, Inc., Class A	41,604	1,210,054
	Bridgemarq Real Estate Services	1,900	19,980
	Brookfield Asset Management, Inc., Class A	24,150	719,187
	BRP, Inc.	9,500	513,113
#	CAE, Inc.	68,527	1,171,177
	CAE, Inc.	4,303	73,452
	Calian Group, Ltd.	5,433	262,862
#	Cameco Corp.	132,196	1,256,175
#	Cameco Corp.	168,250	1,600,057
	Canaccord Genuity Group, Inc.	113,666	564,787
#	Canacol Energy, Ltd.	123,419	334,415
#*	Canada Goose Holdings, Inc.	11,187	348,811
	Canadian Imperial Bank of Commerce	38,842	2,897,334
	Canadian Imperial Bank of Commerce	26,962	2,011,904
	Canadian Natural Resources, Ltd.	515,271	8,218,572
#	Canadian Tire Corp., Ltd., Class A	16,691	1,863,910
	Canadian Utilities, Ltd., Class A	10,100	236,068
#	Canadian Western Bank	105,718	1,944,075
*	Canfor Corp.	44,824	543,688
#	Canfor Pulp Products, Inc.	27,749	93,725
#*	Canopy Growth Corp.	2,600	48,846
#*	Canopy Growth Corp.	21,513	404,014
	CanWel Building Materials Group, Ltd.	55,021	251,916
	Capital Power Corp.	15,184	334,611
*	Capstone Mining Corp.	334,485	419,267
#	Cardinal Energy, Ltd.	103,611	31,885
	Cargojet, Inc.	1,500	246,363
	Cascades, Inc.	87,572	932,051

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	CCL Industries, Inc., Class B	27,170	$1,035,980
*	Celestica, Inc.	97,934	574,873
*	Celestica, Inc.	21,177	124,458
#	Cenovus Energy, Inc.	103,049	337,232
	Cenovus Energy, Inc.	204,137	669,569
	Centerra Gold, Inc.	199,804	1,745,639
	Cervus Equipment Corp.	7,336	44,546
#	CES Energy Solutions Corp.	141,152	67,805
*	CGI, Inc.	8,775	545,542
*	CGI, Inc.	18,939	1,175,176
#	Chesswood Group, Ltd.	6,897	28,990
#*	China Gold International Resources Corp., Ltd.	243,398	294,131
	CI Financial Corp.	113,688	1,325,208
#	Cineplex, Inc.	36,455	139,275
#	Clearwater Seafoods, Inc.	10,558	57,137
	Cogeco Communications, Inc.	10,578	736,800
	Cogeco, Inc.	6,264	374,627
	Colliers International Group, Inc.	4,219	298,810
	Colliers International Group, Inc.	8,485	601,417
	Computer Modelling Group, Ltd.	59,122	209,898
	Constellation Software, Inc.	1,492	1,566,236
#*	Copper Mountain Mining Corp.	164,383	139,423
	Corby Spirit and Wine, Ltd.	4,950	55,285
	Corus Entertainment, Inc., Class B	372,041	982,950
	Crescent Point Energy Corp.	120,657	150,335
	Crescent Point Energy Corp.	300,815	376,019
*	Crew Energy, Inc.	221,085	68,866
*	CRH Medical Corp.	23,040	45,828
#*	Denison Mines Corp.	414,890	146,362
*	Descartes Systems Group, Inc. (The)	4,000	215,040
*	DIRTT Environmental Solutions	26,200	36,577
#	Dollarama, Inc.	14,598	502,707
*	Dorel Industries, Inc., Class B	25,818	278,857
	DREAM Unlimited Corp., Class A	31,388	416,056
#	Dundee Precious Metals, Inc.	152,115	1,009,305
	ECN Capital Corp.	260,096	1,030,779
	E-L Financial Corp., Ltd.	977	484,357
#*	Eldorado Gold Corp.	121,782	1,526,498
*	Eldorado Gold Corp.	38,300	479,899
	Element Fleet Management Corp.	286,666	2,700,336
	Empire Co., Ltd., Class A	47,351	1,291,908
#*	Endeavour Mining Corp.	97,294	2,386,518
	Enerflex, Ltd.	88,931	319,732
#*	Energy Fuels, Inc.	50,805	76,267
#*	Energy Fuels, Inc.	2,144	3,237
#	Enerplus Corp.	28,093	51,028
	Enerplus Corp.	189,200	346,236
#	Enghouse Systems, Ltd.	22,732	1,127,984
#	Ensign Energy Services, Inc.	103,067	38,680
	Equitable Group, Inc.	13,335	851,566
*	ERO Copper Corp.	23,134	303,001
	Evertz Technologies, Ltd.	13,926	123,027
#	Exchange Income Corp.	14,690	348,974
	Exco Technologies, Ltd.	20,517	109,338
*	EXFO, Inc.	48	123
#	Extendicare, Inc.	52,304	200,218
	Fairfax Financial Holdings, Ltd.	8,727	2,294,186
#	Fiera Capital Corp.	41,271	292,425
	Finning International, Inc.	151,026	2,296,620

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Firm Capital Mortgage Investment Corp.	34,100	$300,995
#*	First Majestic Silver Corp.	17,600	180,400
*	First Mining Gold Corp.	344,000	111,026
	First National Financial Corp.	9,600	266,607
	First Quantum Minerals, Ltd.	365,435	4,199,362
	FirstService Corp.	4,382	587,889
	FirstService Corp.	4,219	565,732
#*	Fission Uranium Corp.	337,775	67,185
#*	Fortuna Silver Mines, Inc.	155,992	1,031,517
*	Fortuna Silver Mines, Inc.	21,100	139,682
	Franco-Nevada Corp.	732	99,770
#	Freehold Royalties, Ltd.	79,842	221,134
	Frontera Energy Corp.	22,090	35,648
*	Galiano Gold, Inc.	123,493	166,845
	Gamehost, Inc.	6,382	20,454
*	GDI Integrated Facility Services, Inc.	1,600	44,098
*	Gear Energy, Ltd.	139,903	15,751
#	Genworth MI Canada, Inc.	42,703	1,416,702
	George Weston, Ltd.	10,030	703,372
#	Gibson Energy, Inc.	93,400	1,375,447
#	Gildan Activewear, Inc.	13,046	270,262
#	Gildan Activewear, Inc.	1,029	21,372
*	Glacier Media, Inc.	3,000	518
	GMP Capital, Inc.	44,285	62,158
#	goeasy, Ltd.	9,293	481,286
#*	Golden Star Resources, Ltd.	26,556	108,233
#	GoldMoney, Inc.	37,900	62,583
#*	Gran Tierra Energy, Inc.	362,792	68,076
*	Great Canadian Gaming Corp.	30,568	521,971
	Great-West Lifeco, Inc.	67,390	1,373,293
	Guardian Capital Group, Ltd., Class A	9,233	154,888
	Hardwoods Distribution, Inc.	7,600	136,393
*	Headwater Exploration, Inc.	22,200	21,329
*	Heroux-Devtek, Inc.	30,496	230,042
	High Liner Foods, Inc.	12,914	82,197
#	HLS Therapeutics, Inc.	1,200	13,267
*	Home Capital Group, Inc.	59,891	1,093,709
	Horizon North Logistics, Inc.	27,936	100,436
	Hudbay Minerals, Inc.	276,709	1,248,233
	Husky Energy, Inc.	167,609	431,507
	iA Financial Corp., Inc.	83,023	2,892,688
*	IAMGOLD Corp.	330,126	1,209,198
*	IAMGOLD Corp.	189,700	696,199
*	IBI Group, Inc.	12,400	59,380
	IGM Financial, Inc.	9,200	201,982
#*	Imperial Metals Corp.	48,966	111,362
#	Imperial Oil, Ltd.	21,980	292,341
	Imperial Oil, Ltd.	24,136	321,733
	Information Services Corp.	7,500	105,494
#	Innergex Renewable Energy, Inc.	53,295	960,863
	Intact Financial Corp.	8,600	888,337
	Inter Pipeline, Ltd.	100,860	897,846
*	Interfor Corp.	70,212	791,025
*	Intertain Group, Ltd. (The)	9,352	82,796
	Intertape Polymer Group, Inc.	44,164	502,203
	Invesque, Inc.	6,700	11,993
*	Ivanhoe Mines, Ltd., Class A	541,279	2,128,876
	Jamieson Wellness, Inc.	18,011	521,012
*	Just Energy Group, Inc.	73	378

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	K-Bro Linen, Inc.	4,928	$103,568
#*	Kelt Exploration, Ltd.	164,853	201,689
#	Keyera Corp.	138,655	1,968,000
*	Kinaxis, Inc.	4,642	708,617
	Kinross Gold Corp.	607,485	4,833,251
	Kinross Gold Corp.	73,944	589,334
	Kirkland Lake Gold, Ltd.	60,005	2,733,862
*	Knight Therapeutics, Inc.	81,243	333,558
	KP Tissue, Inc.	5,500	48,052
	Labrador Iron Ore Royalty Corp.	53,151	977,008
	Lassonde Industries, Inc., Class A	600	68,453
#	Laurentian Bank of Canada	47,117	926,921
	Leon’s Furniture, Ltd.	15,795	220,393
*	Lightstream Resources, Ltd.	116,588	0
	Linamar Corp.	55,228	1,805,284
	Loblaw Cos., Ltd.	20,493	1,020,094
#	Lucara Diamond Corp.	293,275	100,158
*	Lundin Gold, Inc.	19,376	161,430
	Lundin Mining Corp.	421,716	2,548,085
	Magellan Aerospace Corp.	16,036	79,680
	Magna International, Inc.	43,744	2,233,659
	Magna International, Inc.	136,215	6,961,949
*	Mainstreet Equity Corp.	1,005	48,715
*	Major Drilling Group International, Inc.	76,787	375,780
*	Mandalay Resources Corp.	2,837	3,301
#	Manulife Financial Corp.	135,121	1,834,943
#	Maple Leaf Foods, Inc.	48,854	889,588
	Martinrea International, Inc.	99,233	747,059
*	Mav Beauty Brands, Inc.	7,900	22,948
*	Maxim Power Corp.	2,200	3,022
	MDF Commerce, Inc.	5,000	35,840
#	Medical Facilities Corp.	32,241	121,481
#*	MEG Energy Corp.	285,968	521,581
	Melcor Developments, Ltd.	6,353	28,277
#	Methanex Corp.	34,309	1,017,192
	Methanex Corp.	4,014	119,095
	Metro, Inc.	27,751	1,294,563
	Morguard Corp.	900	65,019
	Morneau Shepell, Inc.	19,256	384,889
	MTY Food Group, Inc.	9,074	258,417
#	Mullen Group, Ltd.	106,428	715,751
	National Bank of Canada	56,678	2,720,102
	Neo Performance Materials, Inc.	2,600	22,716
*	New Gold, Inc.	1,126,007	2,281,933
#	NFI Group, Inc.	48,055	544,284
	Norbord, Inc.	4,916	161,506
	Norbord, Inc.	10,886	357,714
	North American Construction Group, Ltd.	12,646	98,336
#	North American Construction Group, Ltd.	18,311	141,910
	North West Co., Inc. (The)	48,708	1,200,974
#	Northland Power, Inc.	52,350	1,693,133
*	Novagold Resources, Inc.	14,000	145,040
	Nutrien, Ltd.	477	19,391
	Nutrien, Ltd.	126,234	5,135,210
#*	NuVista Energy, Ltd.	156,290	89,154
#*	OceanaGold Corp.	676,723	883,808
#	Onex Corp.	22,264	962,551
#	Open Text Corp.	12,400	455,588
	Open Text Corp.	18,699	686,814

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Orbite Technologies, Inc.	121,500	$0
*	Organigram Holdings, Inc.	31,500	37,593
	Osisko Gold Royalties, Ltd.	65,554	733,132
	Osisko Gold Royalties, Ltd.	57,057	637,897
#*	Osisko Mining, Inc.	102,000	280,973
	Ovintiv, Inc.	119,828	1,102,421
	Ovintiv, Inc.	46,768	430,720
	Pan American Silver Corp.	4,422	140,535
	Pan American Silver Corp.	24,542	780,424
#*	Paramount Resources, Ltd., Class A	48,237	81,101
*	Parex Resources, Inc.	161,830	1,575,422
	Park Lawn Corp.	18,454	389,220
	Parkland Corp.	49,308	1,204,295
	Pason Systems, Inc.	68,807	265,973
	Pembina Pipeline Corp.	1,774	37,129
	Pembina Pipeline Corp.	109,815	2,298,428
#	Peyto Exploration & Development Corp.	165,767	358,334
*	PHX Energy Services Corp.	34,852	37,669
	Pinnacle Renewable Energy, Inc.	8,557	40,592
	Pizza Pizza Royalty Corp.	17,406	108,698
*	Points International, Ltd.	4,200	42,210
	Polaris Infrastructure, Inc.	16,040	152,899
	Pollard Banknote, Ltd.	900	14,017
#	PrairieSky Royalty, Ltd.	103,857	636,877
*	Precision Drilling Corp.	220,292	153,773
*	Precision Drilling Corp.	59,993	42,433
#*	Premier Gold Mines, Ltd.	203,280	418,064
#	Premium Brands Holdings Corp.	19,639	1,400,954
#*	Pretium Resources, Inc.	73,759	898,385
*	Pretium Resources, Inc.	36,986	451,116
	Primo Water Corp.	73,648	922,809
	Primo Water Corp.	49,109	615,567
*	Pulse Seismic, Inc.	33,004	21,552
	Quarterhill, Inc.	172,231	330,940
#	Quebecor, Inc., Class B	32,000	742,415
#*	Questerre Energy Corp., Class A	62,560	4,930
*	Real Matters, Inc.	31,043	542,198
	Recipe Unlimited Corp.	2,510	21,232
	Restaurant Brands International, Inc.	14,426	750,152
#	Richelieu Hardware, Ltd.	27,580	741,511
	Ritchie Bros Auctioneers, Inc.	1,000	60,617
	Ritchie Bros Auctioneers, Inc.	13,768	834,754
	Rocky Mountain Dealerships, Inc.	13,878	57,499
	Rogers Communications, Inc., Class B	14,500	588,845
#	Rogers Sugar, Inc.	79,515	282,895
*	Roxgold, Inc.	154,520	200,645
	Royal Bank of Canada	73,948	5,170,754
	Royal Bank of Canada	32,014	2,240,660
	Russel Metals, Inc.	74,961	997,567
*	Sabina Gold & Silver Corp.	216,358	409,234
*	Sandstorm Gold, Ltd.	51,634	381,354
*	Sandstorm Gold, Ltd.	6,300	46,620
	Saputo, Inc.	20,122	489,797
#	Savaria Corp.	20,600	216,932
#	Secure Energy Services, Inc.	154,863	173,194
*	Seven Generations Energy, Ltd., Class A	287,451	1,018,366
	Shaw Communications, Inc., Class B	5,005	82,459
	Shaw Communications, Inc., Class B	53,530	883,245
#	ShawCor, Ltd.	46,441	75,641

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Sienna Senior Living, Inc.	63,111	$549,965
#*	Sierra Wireless, Inc.	8,700	96,514
*	Sierra Wireless, Inc.	23,305	258,685
Ω	Sleep Country Canada Holdings, Inc.	42,771	729,062
#	SNC-Lavalin Group, Inc.	93,311	1,305,500
*	Southern Pacific Resource Corp.	135,301	0
*Ω	Spin Master Corp.	14,694	297,564
	Sprott, Inc.	5,586	167,035
*	SSR Mining, Inc.	152,235	2,817,774
*	SSR Mining, Inc.	20,715	383,435
	Stantec, Inc.	23,524	675,545
	Stantec, Inc.	6,416	184,203
	Stelco Holdings, Inc.	4,978	54,402
	Stella-Jones, Inc.	50,198	1,633,705
*	Storm Resources, Ltd.	9,700	15,872
	Sun Life Financial, Inc.	10,346	411,978
	Suncor Energy, Inc.	100,053	1,128,718
	Suncor Energy, Inc.	332,901	3,758,452
*	SunOpta, Inc.	31,575	216,604
*	SunOpta, Inc.	18,909	129,438
#	Superior Plus Corp.	170,381	1,515,436
#	Surge Energy, Inc.	259,984	39,028
#*	Tamarack Valley Energy, Ltd.	233,188	134,771
*	Taseko Mines, Ltd.	274,729	253,634
	TC Energy Corp.	5,361	211,012
	TC Energy Corp.	29,513	1,164,583
	Teck Resources, Ltd., Class B	10,991	144,451
#	Teck Resources, Ltd., Class B	266,989	3,508,235
	TELUS Corp.	21,200	362,483
*	Teranga Gold Corp.	99,844	1,038,681
*	Tervita Corp.	7,425	9,753
#	TFI International, Inc.	52,527	2,338,739
	TFI International, Inc.	3,200	142,592
	Thomson Reuters Corp.	5,324	413,916
#	Tidewater Midstream and Infrastructure, Ltd.	98,700	49,635
	Timbercreek Financial Corp.	73,896	420,425
#*	TMAC Resources, Inc.	24,198	22,158
	TMX Group, Ltd.	3,571	346,995
#	TORC Oil & Gas, Ltd.	165,546	171,473
*	Torex Gold Resources, Inc.	97,651	1,316,385
#	Toromont Industries, Ltd.	22,541	1,403,420
	Toronto-Dominion Bank (The)	55,395	2,443,983
	Toronto-Dominion Bank (The)	41,003	1,813,563
	Total Energy Services, Inc.	38,348	56,991
#*	Touchstone Exploration, Inc.	98,000	124,311
	Tourmaline Oil Corp.	280,882	3,638,838
	TransAlta Corp.	163,675	970,527
	TransAlta Corp.	136,091	807,020
#	TransAlta Renewables, Inc.	23,543	295,105
#	Transcontinental, Inc., Class A	62,632	741,825
*	TransGlobe Energy Corp.	67,575	26,375
#*	Trevali Mining Corp.	332,371	31,184
#*	Trican Well Service, Ltd.	245,263	213,544
	Tricon Residential, Inc.	33,235	272,905
*	Trisura Group, Ltd.	4,200	274,861
*	Turquoise Hill Resources, Ltd.	1,790	14,055
*	Turquoise Hill Resources, Ltd.	47,787	375,541
	Uni-Select, Inc.	22,511	102,899
#	Vermilion Energy, Inc.	19,058	47,062

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Vermilion Energy, Inc.	97,267	$240,249
	Wajax Corp.	19,907	186,922
	Waste Connections, Inc.	2,260	224,463
	Waterloo Brewing, Ltd.	3,400	11,535
#*	Wesdome Gold Mines, Ltd.	79,276	784,846
	West Fraser Timber Co., Ltd.	55,910	2,593,019
#	Western Forest Products, Inc.	419,668	270,896
#	Westshore Terminals Investment Corp.	48,843	490,886
	Wheaton Precious Metals Corp.	16,588	764,873
#	Whitecap Resources, Inc.	376,173	686,107
*	WildBrain, Ltd.	44,111	54,630
	Winpak, Ltd.	10,656	329,206
#	WSP Global, Inc.	11,085	701,143
	Yamana Gold, Inc.	609,030	3,387,308
#*	Yangarra Resources, Ltd.	29,500	9,964
	Yellow Pages, Ltd.	19,713	187,172

TOTAL CANADA			271,502,980

CHINA — (0.0%)
*	Hanfeng Evergreen, Inc.	5,700	0

DENMARK — (2.5%)
*	ALK-Abello A.S.	4,053	1,356,105
*	Alm Brand A.S.	76,874	879,304
#	Ambu A.S., Class B	2,698	81,831
	AP Moller - Maersk A.S., Class A	221	326,783
	AP Moller - Maersk A.S., Class B	401	642,657
*	Bang & Olufsen A.S.	69,915	195,158
*	BankNordik P/F	3,257	57,963
*	Bavarian Nordic A.S.	43,277	1,147,537
*	Brodrene Hartmann A.S.	2,063	165,349
	Carlsberg A.S., Class B	13,820	1,749,899
	Chr Hansen Holding A.S.	9,298	938,259
*	Columbus A.S.	64,216	82,394
	D/S Norden A.S.	30,044	427,215
#*	Danske Bank A.S.	194,798	2,596,184
#*	Demant A.S.	39,310	1,241,145
*	Dfds A.S.	36,797	1,376,496
#*	Drilling Co. of 1972 A.S. (The)	1,632	30,830
	DSV Panalpina A.S.	17,442	2,829,754
*	FLSmidth & Co. A.S.	27,605	705,263
*	Genmab A.S.	4,547	1,518,811
	GN Store Nord A.S.	68,341	4,920,346
#	H Lundbeck A.S.	53,173	1,499,024
*	H+H International A.S., Class B	19,897	385,859
*	Harboes Bryggeri A.S., Class B	1,400	12,949
#*	ISS A.S.	99,612	1,293,320
*	Jeudan A.S.	775	26,567
*	Jyske Bank A.S.	61,980	1,846,887
*	Matas A.S.	30,680	342,505
#*Ω	Netcompany Group A.S.	13,785	1,146,569
*	Nilfisk Holding A.S.	21,543	295,427
*	NKT A.S.	30,997	842,697
Ω	NNIT A.S.	10,265	173,161
	Novo Nordisk A.S., Class B	58,933	3,757,900
	Novozymes A.S., Class B	23,076	1,387,817
	Pandora A.S.	115,658	9,175,083
*	Parken Sport & Entertainment A.S.	3,780	37,903
	Per Aarsleff Holding A.S.	16,298	621,674

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Ringkjoebing Landbobank A.S.	30,395	$2,315,869
	Rockwool International A.S., Class A	1,632	570,713
	Rockwool International A.S., Class B	5,795	2,268,266
	Royal Unibrew A.S.	37,342	3,641,184
#	RTX A.S.	10,840	348,229
Ω	Scandinavian Tobacco Group A.S., Class A	63,134	891,756
	Schouw & Co., A.S.	12,762	1,111,340
	SimCorp A.S.	29,281	3,492,451
	Solar A.S., Class B	5,195	246,261
*	Spar Nord Bank A.S.	91,682	789,936
*	Sydbank A.S.	42,354	724,325
*	Tivoli A.S.	881	90,028
	Topdanmark A.S.	39,334	1,540,295
#	TORM P.L.C.	30,726	196,938
	Tryg A.S.	33,976	942,927
	United International Enterprises, Ltd.	1,279	271,420
	Vestas Wind Systems A.S.	17,645	3,027,247
*	Vestjysk Bank A.S.	366,659	158,669
#*	Zealand Pharma A.S.	28,583	958,974

TOTAL DENMARK			69,701,453

FINLAND — (1.7%)
	Ahlstrom-Munksjo Oyj	24,812	519,490
*	Aktia Bank Oyj	43,353	447,696
*	Alandsbanken Abp, Class B	5	119
	Alma Media Oyj	15,120	134,521
	Apetit Oyj	2,895	30,550
	Aspo Oyj	15,585	111,111
	Atria Oyj	10,467	113,181
*	Bittium Oyj	11,330	78,130
#	Cargotec Oyj, Class B	36,487	1,254,148
*	Caverion Oyj	43,295	284,661
#	Citycon Oyj	13,223	101,794
	Digia Oyj	5,011	39,978
	Elisa Oyj	38,367	1,886,453
Ω	Enento Group Oyj	347	13,053
#*	Finnair Oyj	615,571	262,541
	Fiskars Oyj Abp	37,019	555,363
	Fortum Oyj	110,175	2,070,918
*	F-Secure Oyj	41,859	171,029
*	Glaston Oyj ABP	650	454
*	HKScan Oyj, Class A	27,319	59,737
	Huhtamaki Oyj	53,093	2,593,461
	Ilkka-Yhtyma Oyj	7,050	27,257
	Kamux Corp.	4,076	44,048
	Kemira Oyj	94,644	1,169,223
	Kesko Oyj, Class A	29,456	722,407
	Kesko Oyj, Class B	120,692	3,097,027
	Kojamo Oyj	34,878	718,930
	Kone Oyj, Class B	18,181	1,447,446
	Konecranes Oyj	35,431	1,114,830
	Lassila & Tikanoja Oyj	29,795	450,915
	Metsa Board Oyj	79,914	670,504
	Metso Outotec Oyj	214,019	1,508,720
	Neles Oyj	28,331	379,393
#	Neste Oyj	17,847	930,784
*	Nokia Oyj	606,485	2,044,580
	Nokia Oyj	143,713	483,772
#	Nokian Renkaat Oyj	65,391	2,009,330

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Nordea Bank Abp	212,648	$1,595,979
	Nordea Bank Abp	104,799	789,369
	Olvi Oyj, Class A	9,640	503,856
	Oriola Oyj, Class B	109,357	230,501
	Orion Oyj, Class A	10,267	442,411
	Orion Oyj, Class B	41,677	1,783,759
#*	Outokumpu Oyj	122,482	305,642
*	Pihlajalinna Oyj	9,285	95,373
	Ponsse Oyj	6,228	198,494
*	QT Group Oyj	3,512	169,652
	Raisio Oyj, Class V	86,062	305,626
	Revenio Group Oyj	10,609	434,266
	Sampo Oyj, Class A	21,503	811,447
	Sanoma Oyj	52,546	773,404
*	Stockmann Oyj Abp, Class B	11,096	10,657
	Stora Enso Oyj, Class R	192,529	2,809,565
Ω	Terveystalo Oyj	19,015	214,367
	TietoEVRY Oyj	12,875	321,154
	Tikkurila Oyj	30,785	492,432
#	Tokmanni Group Corp.	41,662	661,605
	UPM-Kymmene Oyj	75,372	2,129,934
	Uponor Oyj	56,120	1,046,336
	Vaisala Oyj, Class A	9,648	401,671
	Valmet Oyj	88,204	2,105,158
	Wartsila Oyj Abp	54,226	430,924
#	YIT Oyj	155,620	821,034

TOTAL FINLAND			47,432,170

FRANCE — (6.9%)
	ABC arbitrage	12,945	107,008
*	Accor SA	51,866	1,321,958
	Aeroports de Paris	2,541	248,656
#*	Air France-KLM	84,350	276,493
	Air Liquide SA	17,761	2,597,338
*	Akka Technologies	9,047	165,390
	AKWEL	8,878	160,564
	Albioma SA	25,760	1,200,967
*	Alstom SA	18,720	836,398
	Altamir	17,275	364,321
*	Alten SA	13,967	1,118,317
*Ω	Amundi SA	4,682	307,102
	Arkema SA	66,054	6,469,312
	Assystem SA	5,099	130,789
*	Atos SE	67,753	4,628,604
	Aubay	4,684	157,543
	AXA SA, Sponsored ADR	12,088	194,617
	AXA SA	180,809	2,903,665
*	Axway Software SA	5,568	130,413
*	Bastide le Confort Medical	2,869	152,152
	Beneteau SA	42,574	391,460
*	Bigben Interactive	12,323	201,897
	BioMerieux	4,882	726,925
*	BNP Paribas SA	106,510	3,714,511
	Boiron SA	5,728	256,228
	Bollore SA	536,610	1,923,474
	Bonduelle SCA	19,044	410,595
#*	Bourbon Corp.	9,346	0
	Bouygues SA	128,762	4,222,547
*	Bureau Veritas SA	41,334	906,386

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Burelle SA	44	$26,142
	Capgemini SE	18,299	2,112,945
	Carrefour SA	167,392	2,601,589
#*	Casino Guichard Perrachon SA	14,881	335,227
#*	Catering International Services	1,201	13,203
*	Cegedim SA	4,311	111,675
*	CGG SA	670,514	377,870
	Chargeurs SA	20,524	400,052
*	Cie de Saint-Gobain	157,949	6,152,668
	Cie des Alpes	9,249	145,517
	Cie Generale des Etablissements Michelin SCA	86,287	9,319,080
	Cie Plastic Omnium SA	52,163	1,187,050
*	CNP Assurances	52,130	587,955
*	Coface SA	84,462	659,916
*	Credit Agricole SA	143,641	1,136,277
	Danone SA	19,431	1,077,744
*	Dassault Aviation SA	259	216,694
	Derichebourg SA	113,225	332,586
*	Devoteam SA	4,551	516,967
	Edenred	21,567	1,005,323
*	Eiffage SA	44,841	3,254,445
	Electricite de France SA	116,906	1,356,935
	Electricite de Strasbourg SA	88	11,842
Ω	Elior Group SA	71,329	269,018
*	Elis SA	167,011	1,831,746
*	Engie SA	181,890	2,199,878
#*	Eramet SA	9,323	247,599
*	EssilorLuxottica SA	6,323	780,630
*	Esso SA Francaise	1,610	16,733
#*	Etablissements Maurel et Prom SA	38,191	53,170
*	Eurofins Scientific SE	2,681	2,134,934
Ω	Euronext NV	23,689	2,466,534
#*Ω	Europcar Mobility Group	86,085	56,166
	Eutelsat Communications SA	161,391	1,623,277
*	Exel Industries, Class A	1,036	47,170
*	Faurecia SE	86,122	3,266,258
	Fleury Michon SA	748	20,812
*	Fnac Darty SA	11,703	502,673
	Fnac Darty SA	2,700	115,333
	Gaztransport Et Technigaz SA	12,868	1,233,485
*	Getlink SE	41,682	560,632
*	GL Events	8,638	70,388
*	Groupe Crit	2,385	146,453
#	Groupe Gorge	1,262	17,651
*	Groupe Open	3,320	57,439
	Guerbet	5,364	181,269
	Haulotte Group SA	6,838	31,408
*	HERIGE SADCS	700	19,079
*	HEXAOM	2,572	89,843
*	ID Logistics Group	1,594	371,482
	Iliad SA	25,004	4,834,066
	Imerys SA	31,115	930,056
#*	Ingenico Group SA	33,176	4,769,890
#*	Innate Pharma SA	13,430	53,230
	Ipsen SA	11,306	1,029,750
	IPSOS	40,447	994,130
	Jacquet Metals SA	10,665	123,200
#*	JCDecaux SA	83,449	1,287,981
	Kaufman & Broad SA	16,825	599,587

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Korian SA	62,260	$1,754,012
#*	Lagardere SCA	60,772	1,328,986
	Laurent-Perrier	1,337	109,926
*	Le Belier	2,212	98,376
	Lectra	23,840	548,799
	Legrand SA	24,969	1,848,188
	Linedata Services	3,276	96,603
*	LISI	18,297	296,093
	LNA Sante SA	5,697	293,972
	L’Oreal SA	1,979	639,584
	LVMH Moet Hennessy Louis Vuitton SE	521	244,218
*	Manitou BF SA	7,923	156,865
	Manutan International	1,396	88,395
*	Mersen SA	16,825	436,519
*	METabolic EXplorer SA	24,334	43,828
*	Metropole Television SA	28,928	317,759
*	Natixis SA	166,573	387,981
*	Nexans SA	34,084	1,655,203
	Nexity SA	51,343	1,441,514
#*	Nicox	10,169	40,787
*	NRJ Group	13,173	84,384
*	Oeneo SA	17,064	220,821
#*	Onxeo SA	25,529	17,857
*	Onxeo SA	5,700	4,011
	Orange SA	418,182	4,696,025
*	Orpea	16,830	1,681,052
	Pernod Ricard SA	934	150,470
*	Peugeot SA	392,822	7,056,736
*	Pierre & Vacances SA	3,867	42,474
#*	Plastivaloire	7,755	27,714
	Publicis Groupe SA	86,541	3,006,632
	Quadient SA	33,881	441,520
#*	Rallye SA	5,003	19,023
#*	Recylex SA	4,720	7,619
#	Remy Cointreau SA	2,598	438,626
*	Renault SA	40,599	1,005,466
*	Rexel SA	244,826	2,577,691
	Robertet SA	426	471,513
*	Rothschild & Co.	26,301	675,082
	Rubis SCA	23,580	775,306
#*	Safran SA	10,894	1,149,098
	Samse SA	244	39,769
	Sanofi	47,014	4,245,051
	Sartorius Stedim Biotech	4,233	1,605,838
*	Savencia SA	4,626	258,709
	Schneider Electric SE	20,521	2,493,433
	Schneider Electric SE	1,883	228,705
*	SCOR SE	131,423	3,191,640
	SEB SA	7,961	1,293,768
	Seche Environnement SA	3,562	143,573
	SES SA	136,122	1,087,251
	Societe BIC SA	17,978	861,157
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	54,509
*	Societe Generale SA	120,989	1,643,988
*	Societe Marseillaise du Tunnel Prado-Carenage SA	1,651	26,754
	Societe pour l’Informatique Industrielle	1,527	29,361
	Sodexo SA	14,635	940,095
*	SOITEC	8,871	1,258,409
#*	Solocal Group	3,274,242	72,793

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Somfy SA	3,975	$553,319
*	Sopra Steria Group	16,108	1,915,487
*	SPIE SA	90,996	1,431,980
*	Stef SA	3,236	237,474
	STMicroelectronics NV	102,963	3,140,805
	Suez SA	33,333	610,239
	Sword Group	4,448	156,965
*	Synergie SA	6,994	208,059
*	Tarkett SA	30,607	370,794
	Teleperformance	13,339	4,004,139
*	Television Francaise 1	58,887	345,770
	Thales SA	11,953	778,861
	Thermador Groupe	3,781	254,487
	Total Gabon	433	53,795
	Total SE	308,861	9,357,472
	Trigano SA	7,260	963,877
*	Ubisoft Entertainment SA	18,028	1,592,474
	Union Financiere de France BQE SA	2,287	48,954
	Valeo SA	125,147	3,785,873
#*	Vallourec SA	5,099	71,059
*	Valneva SE	4,729	33,555
	Vetoquinol SA	2,125	200,618
	Vicat SA	21,056	647,405
	VIEL & Cie SA	15,605	92,150
	Vilmorin & Cie SA	6,778	354,115
	Vinci SA	36,490	2,882,165
*	Virbac SA	2,232	519,424
	Vivendi SA	33,175	957,559
*	Vranken-Pommery Monopole SA	1,795	27,602
#*Ω	Worldline SA	5,336	395,219
*	XPO Logistics Europe SADIR	27	7,833

TOTAL FRANCE			194,049,341

GERMANY — (5.9%)
	1&1 Drillisch AG	41,453	873,082
	7C Solarparken AG	19,470	84,922
*	Aareal Bank AG	59,491	1,027,928
*Ω	ADLER Group SA	14,370	361,260
*	ADVA Optical Networking SE	74,512	572,061
*	AIXTRON SE	22,019	247,961
	All for One Group SE	486	26,457
	Allgeier SE	3,364	203,754
	Allianz SE	39,330	6,928,160
	Allianz SE, Sponsored ADR	11,988	210,389
*	Amadeus Fire AG	2,291	238,034
*	Aroundtown SA	67,983	326,093
	Atoss Software AG	1,122	156,842
	Aurubis AG	38,286	2,449,288
	BASF SE	44,586	2,441,449
	Basler AG	2,286	136,312
#*	Bauer AG	11,111	116,544
	Bayer AG	45,110	2,119,742
	Bayerische Motoren Werke AG	59,479	4,064,719
	BayWa AG	15,030	464,557
	Bechtle AG	14,225	2,442,669
Ω	Befesa SA	20,979	863,992
	Beiersdorf AG	5,591	585,430
	Bertrandt AG	6,421	220,203
*	Bijou Brigitte AG	2,250	52,277

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Bilfinger SE	27,465	$503,467
	Borussia Dortmund GmbH & Co. KGaA	61,142	300,214
	Brenntag AG	67,385	4,307,005
#	CANCOM SE	21,658	856,222
	Carl Zeiss Meditec AG	3,171	409,725
*	CECONOMY AG	87,517	387,056
*	CENIT AG	3,984	55,468
*	Centrotec SE	4,675	86,122
	Cewe Stiftung & Co. KGAA	5,534	527,516
*	comdirect bank AG	7,377	119,134
*	Commerzbank AG	941,728	4,457,491
	CompuGroup Medical SE & Co. KgaA	13,210	1,135,002
#	Continental AG	21,853	2,321,901
#*	Corestate Capital Holding SA	16,806	244,323
Ω	Covestro AG	74,295	3,545,801
	CropEnergies AG	27,276	371,347
#*	CTS Eventim AG & Co. KGaA	29,511	1,308,144
	Daimler AG	115,128	5,950,792
*Ω	Delivery Hero SE	2,094	240,379
*	Deutsche Bank AG	18,884	174,510
*	Deutsche Bank AG	389,894	3,606,520
	Deutsche Beteiligungs AG	11,679	380,296
	Deutsche Boerse AG	16,117	2,374,897
#*	Deutsche EuroShop AG	15,280	192,988
#*	Deutsche Lufthansa AG	254,937	2,181,004
*Ω	Deutsche Pfandbriefbank AG	122,031	745,749
	Deutsche Post AG	41,487	1,839,450
	Deutsche Telekom AG, Sponsored ADR	16,349	250,140
	Deutsche Telekom AG	184,205	2,799,685
	Deutsche Wohnen SE	6,408	323,405
*	Deutz AG	131,782	676,984
*	Dialog Semiconductor P.L.C.	45,634	1,739,746
	DIC Asset AG	18,473	212,614
	DMG Mori AG	7,585	358,188
#	Dr Hoenle AG	2,767	153,988
	Draegerwerk AG & Co. KGaA	2,957	211,368
	Duerr AG	53,392	1,535,468
	E.ON SE	45,048	469,137
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	541,693
*	EDAG Engineering Group AG	6,901	64,852
	Elmos Semiconductor SE	7,044	155,792
#*	ElringKlinger AG	24,541	248,177
	Evonik Industries AG	48,259	1,161,926
*	Fielmann AG	6,746	510,955
	First Sensor AG	3,082	144,281
*	Francotyp-Postalia Holding AG, Class A	10,397	37,075
#*	Fraport AG Frankfurt Airport Services Worldwide	17,461	631,538
	Freenet AG	96,713	1,713,372
	Fresenius Medical Care AG & Co. KGaA, ADR	2,454	93,816
	Fresenius Medical Care AG & Co. KGaA	29,667	2,265,437
	Fresenius SE & Co. KGaA	72,814	2,700,921
	Fuchs Petrolub SE	16,475	631,453
	GEA Group AG	103,948	3,461,853
	Gerresheimer AG	26,740	2,688,022
	Gesco AG	7,358	97,763
	GFT Technologies SE	23,807	256,237
	Grand City Properties SA	24,550	557,250
*	H&R GmbH & Co. KGaA	6,810	32,924
	Hamburger Hafen und Logistik AG	25,439	426,458

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	4,166	$605,410
Ω	Hapag-Lloyd AG	14,420	899,933
	Hawesko Holding AG	533	24,553
	HeidelbergCement AG	34,733	1,986,499
*	Heidelberger Druckmaschinen AG	259,333	145,149
*	Hella GmbH & Co KGaA	29,883	1,304,801
*	HelloFresh SE	5,913	315,972
	Henkel AG & Co. KGaA	3,403	307,644
*	Highlight Communications AG	13,766	59,011
	Hochtief AG	6,415	471,923
*	HolidayCheck Group AG	24,775	47,297
	Hornbach Baumarkt AG	8,960	353,890
	Hornbach Holding AG & Co. KGaA	9,349	899,780
	Hugo Boss AG	32,666	748,937
*	Hypoport SE	1,582	828,311
#	Indus Holding AG	16,260	481,054
	Infineon Technologies AG, ADR	44,524	1,240,884
*Ω	Instone Real Estate Group AG	32,532	673,204
	Jenoptik AG	34,022	839,574
*Ω	JOST Werke AG	12,353	463,420
#	K+S AG	132,759	889,472
#	KION Group AG	63,587	4,954,755
*	Kloeckner & Co. SE	74,158	416,766
	Knorr-Bremse AG	3,310	383,388
*	Koenig & Bauer AG	10,967	226,515
	Krones AG	7,511	429,162
	KSB SE & Co. KGaA	83	24,353
	KWS Saat SE & Co., KGaA	4,014	295,596
	Lanxess AG	66,927	3,394,387
	LEG Immobilien AG	6,079	821,594
	Leifheit AG	6,821	268,372
#*	Leoni AG	29,245	178,284
	LPKF Laser & Electronics AG	9,521	180,078
#*	Manz AG	2,130	71,508
#*	Medigene AG	778	2,990
	Merck KGaA	1,542	228,418
	METRO AG	82,379	806,765
	MLP SE	37,627	209,226
	MTU Aero Engines AG	11,779	2,013,282
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,184	2,621,274
	Nemetschek SE	18,157	1,314,693
	New Work SE	1,591	415,113
	Nexus AG	5,598	311,901
*	Nordex SE	52,687	759,279
	Norma Group SE	22,766	706,663
*	OHB SE	5,091	201,404
	Patrizia AG	25,462	579,540
	Pfeiffer Vacuum Technology AG	5,378	980,894
	PNE AG	66,377	465,722
*	Progress-Werk Oberkirch AG	1,001	19,125
*	ProSiebenSat.1 Media SE	127,987	1,428,397
	PSI Software AG	5,104	142,534
*	Puma SE	9,908	867,377
*	Puma SE	1,990	173,917
	q.beyond AG	91,973	129,529
*	QIAGEN NV	11,802	559,887
*	QIAGEN NV	9,756	463,270
*	R Stahl AG	1,041	23,651
	Rational AG	640	480,038

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Rheinmetall AG	33,475	$2,446,478
	Rocket Internet SE	47,385	1,024,822
#*	RTL Group SA	11,313	429,860
	RWE AG	53,399	1,976,177
#*	S&T AG	18,308	331,270
*	SAF-Holland SE	42,833	364,131
*	Salzgitter AG	32,358	470,766
	SAP SE	8,272	882,495
*	Schaltbau Holding AG	3,346	92,394
Ω	Scout24 AG	9,273	748,105
	Secunet Security Networks AG	753	209,946
*	SGL Carbon SE	33,817	107,675
#*Ω	Shop Apotheke Europe NV	1,203	199,618
	Siemens AG	29,248	3,431,259
*	Siemens Energy AG	14,624	320,199
	Siltronic AG	12,061	1,141,396
*	Sixt SE	11,103	838,885
*	SMA Solar Technology AG	6,053	262,157
#*	SMT Scharf AG	3,221	26,637
	Software AG	29,816	1,069,847
	Stabilus SA	21,393	1,212,840
	STRATEC SE	712	104,501
*	Stroeer SE & Co. KGaA	14,561	1,052,577
	Suedzucker AG	72,094	1,037,544
*	SUESS MicroTec SE	9,433	169,729
*	Surteco Group SE	8,145	204,783
	Symrise AG	7,136	879,943
*	Syzygy AG	896	5,108
	TAG Immobilien AG	31,319	922,959
*	Takkt AG	30,541	324,554
*	Talanx AG	32,043	944,665
*	Technotrans SE	6,522	130,673
*Ω	Tele Columbus AG	69,368	170,724
	Telefonica Deutschland Holding AG	556,054	1,402,518
#*	Thyssenkrupp AG	85,873	409,893
	Traffic Systems SE	2,176	65,897
	Uniper SE	42,620	1,273,032
	United Internet AG	62,047	2,175,901
	VERBIO Vereinigte BioEnergie AG	23,325	498,304
	Volkswagen AG	6,202	964,798
*	Vossloh AG	9,763	356,576
	Wacker Chemie AG	13,214	1,274,782
*	Wacker Neuson SE	16,543	304,163
*	Washtec AG	6,761	299,358
	Wuestenrot & Wuerttembergische AG	19,147	318,441
*Ω	Zalando SE	3,965	369,238
	Zeal Network SE	6,018	261,197

TOTAL GERMANY			167,634,346

HONG KONG — (2.2%)
*	Aceso Life Science Group., Ltd.	1,631,933	66,325
	Aeon Credit Service Asia Co., Ltd.	38,000	24,336
	AIA Group, Ltd.	394,000	3,749,766
	Allied Group, Ltd.	120,000	43,829
	Allied Properties HK, Ltd.	1,464,540	360,822
	APAC Resources, Ltd.	93,687	11,850
*	Applied Development Holdings, Ltd.	1,210,000	33,470
	Asia Financial Holdings, Ltd.	136,000	63,840
*	Asia Standard International Group, Ltd.	482,000	49,843

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Asiasec Properties, Ltd.	49,000	$7,125
	ASM Pacific Technology, Ltd.	57,100	575,814
	Associated International Hotels, Ltd.	10,000	17,231
	Bank of East Asia, Ltd. (The)	594,271	1,072,073
Ω	BOC Aviation, Ltd.	136,800	847,085
	BOC Hong Kong Holdings, Ltd.	164,500	456,897
	BOCOM International Holdings Co., Ltd.	290,000	40,132
	BOE Varitronix, Ltd.	496,000	170,606
	Bright Smart Securities & Commodities Group, Ltd.	394,000	98,007
*	Brightoil Petroleum Holdings, Ltd.	1,027,000	37,265
*	Burwill Holdings, Ltd.	2,638,000	4,526
	Cafe de Coral Holdings, Ltd.	208,000	429,937
*	Cathay Pacific Airways, Ltd.	1,278,000	868,402
	Century City International Holdings, Ltd.	1,416,000	74,204
	CGN Mining Co., Ltd.	1,035,000	37,344
	Chen Hsong Holdings	48,000	12,470
	Cheuk Nang Holdings, Ltd.	24,205	9,061
	Chevalier International Holdings, Ltd.	30,055	36,568
*	China Baoli Technologies Holdings, Ltd.	325,000	742
*	China Best Group Holding, Ltd.	194,000	10,369
*	China Boton Group Co., Ltd.	220,437	50,126
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	17,724
*	China Energy Development Holdings, Ltd.	4,676,000	75,554
*	China Solar Energy Holdings, Ltd.	64,000	279
*	China Star Entertainment, Ltd.	1,612,000	325,664
*	China Strategic Holdings, Ltd.	14,975,000	142,286
*	China Tonghai International Financial, Ltd.	240,000	6,236
	Chinese Estates Holdings, Ltd.	336,500	169,655
	Chinney Investments, Ltd.	112,000	22,829
	Chong Hing Bank, Ltd.	70,000	82,639
	Chow Sang Sang Holdings International, Ltd.	338,000	369,746
	Chow Tai Fook Jewellery Group, Ltd.	254,000	324,625
*	Chuang’s China Investments, Ltd.	1,080,000	55,108
	Chuang’s Consortium International, Ltd.	790,925	91,971
	CITIC Telecom International Holdings, Ltd.	1,621,000	514,923
	CK Asset Holdings, Ltd.	545,000	2,530,702
	CK Hutchison Holdings, Ltd.	335,460	2,026,171
	CK Infrastructure Holdings, Ltd.	47,000	221,712
	CK Life Sciences Intl Holdings, Inc.	672,000	71,297
	CMBC Capital Holdings, Ltd.	890,000	14,519
	CNQC International Holdings, Ltd.	355,000	29,154
	CNT Group, Ltd.	518,000	24,352
#*	Convoy Global Holdings, Ltd.	5,166,000	20,857
	Cowell e Holdings, Inc.	486,000	214,015
	Cross-Harbour Holdings, Ltd. (The)	47,416	84,449
	CSI Properties, Ltd.	3,691,515	106,880
	Dah Sing Banking Group, Ltd.	477,795	411,104
	Dah Sing Financial Holdings, Ltd.	167,466	417,133
	Dickson Concepts International, Ltd.	83,500	35,189
	Dynamic Holdings, Ltd.	2,000	3,758
	Eagle Nice International Holdings, Ltd.	242,000	117,222
	EcoGreen International Group, Ltd.	234,000	38,353
*	Emperor Capital Group, Ltd.	3,231,000	51,907
	Emperor Entertainment Hotel, Ltd.	495,000	65,298
	Emperor International Holdings, Ltd.	1,323,750	186,560
*	Emperor Watch & Jewellery, Ltd.	2,480,000	29,231
*	ENM Holdings, Ltd.	680,000	56,272
*	Esprit Holdings, Ltd.	1,583,699	164,013
*	Eternity Investment, Ltd.	1,730,000	37,477

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Fairwood Holdings, Ltd.	20,000	$44,935
	Far East Consortium International, Ltd.	1,722,374	509,409
*	FIH Mobile, Ltd.	3,387,000	372,254
	First Pacific Co., Ltd.	1,823,200	566,409
*	First Shanghai Investments, Ltd.	1,216,000	45,657
	Fountain SET Holdings, Ltd.	1,240,000	144,560
*	Freeman Fintech Corp, Ltd.	1,014,000	4,421
	Galaxy Entertainment Group, Ltd.	14,000	92,520
	GDH Guangnan Holdings., Ltd.	154,000	12,936
	Get Nice Financial Group, Ltd.	152,150	12,764
	Get Nice Holdings, Ltd.	7,726,000	167,658
	Giordano International, Ltd.	1,126,000	179,197
	Glorious Sun Enterprises, Ltd.	447,000	46,169
	Gold Peak Industries Holdings, Ltd.	81,000	6,593
	Golden Resources Development International, Ltd.	90,000	6,747
#*	Gold-Finance Holdings, Ltd.	204,000	355
*	Good Resources Holdings, Ltd.	2,080,000	22,806
*	Goodbaby International Holdings, Ltd.	691,000	87,969
	Great Eagle Holdings, Ltd.	209,198	505,630
*	G-Resources Group, Ltd.	36,850,800	171,398
	Guoco Group, Ltd.	18,000	220,905
	Guotai Junan International Holdings, Ltd.	1,313,000	168,368
	Haitong International Securities Group, Ltd.	2,179,605	496,759
	Hang Lung Group, Ltd.	742,000	1,647,099
	Hang Lung Properties, Ltd.	465,000	1,132,037
	Hang Seng Bank, Ltd.	41,700	642,432
	Hanison Construction Holdings, Ltd.	381,459	46,830
	Harbour Centre Development, Ltd.	53,000	48,053
	Henderson Land Development Co., Ltd.	228,575	807,345
	HK Electric Investments & HK Electric Investments, Ltd.	116,788	118,893
	HKBN, Ltd.	321,000	556,070
	HKR International, Ltd.	717,188	272,554
	HKT Trust & HKT, Ltd.	639,000	826,398
	Hon Kwok Land Investment Co., Ltd.	110,000	35,448
	Hong Kong & China Gas Co., Ltd.	35,700	51,508
	Hong Kong Exchanges & Clearing, Ltd.	1,200	57,502
	Hong Kong Ferry Holdings Co., Ltd.	33,000	25,378
*	Hong Kong Finance Investment Holding Group, Ltd.	800,000	9,494
	Hongkong & Shanghai Hotels, Ltd. (The)	373,220	270,571
	Hongkong Chinese, Ltd.	296,000	25,259
	Hop Hing Group Holdings, Ltd.	1,832,000	12,988
	Hsin Chong Group Holdings, Ltd.	1,532,000	12,963
	Hung Hing Printing Group, Ltd.	280,000	35,942
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,254,000	187,910
	Hysan Development Co., Ltd.	132,000	420,828
#*	I-CABLE Communications, Ltd.	2,153,027	16,131
	IGG, Inc.	703,000	760,990
*	Imagi International Holdings, Ltd.	216,799	22,925
	International Housewares Retail Co., Ltd.	126,000	33,245
	IPE Group, Ltd.	365,000	33,018
*	IRC, Ltd.	5,014,000	52,519
*	IT, Ltd.	386,000	53,419
#	ITC Properties Group, Ltd.	429,283	46,610
	Jacobson Pharma Corp., Ltd.	172,000	25,353
	Johnson Electric Holdings, Ltd.	369,577	764,693
	K Wah International Holdings, Ltd.	692,000	328,391
*	Kader Holdings Co., Ltd.	214,000	12,521
	Karrie International Holdings, Ltd.	188,000	25,290
	Kerry Logistics Network, Ltd.	527,250	1,101,154

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kerry Properties, Ltd.	358,000	$878,363
	Kingmaker Footwear Holdings, Ltd.	204,000	18,964
	Kingston Financial Group, Ltd.	634,000	54,313
	Kowloon Development Co., Ltd.	414,000	404,455
*	Kwoon Chung Bus Holdings, Ltd.	42,000	11,694
	Lai Sun Development Co., Ltd.	170,713	147,982
	Lai Sun Garment International, Ltd.	20,149	17,268
*	Landing International Development, Ltd.	1,533,000	42,863
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	762,750	94,658
#*	Leyou Technologies Holdings, Ltd.	470,000	198,642
*	Lifestyle International Holdings, Ltd.	285,500	224,237
	Lippo China Resources, Ltd.	2,772,000	46,886
	Lippo, Ltd.	9,000	2,395
	Liu Chong Hing Investment, Ltd.	178,000	143,089
	L’Occitane International SA	246,250	450,821
	Luk Fook Holdings International, Ltd.	272,000	665,085
	Lung Kee Bermuda Holdings	106,000	33,098
*	Macau Legend Development, Ltd.	1,373,000	186,212
	Magnificent Hotel Investment, Ltd.	818,000	9,510
	Man Wah Holdings, Ltd.	803,600	1,121,534
*	Mason Group Holdings, Ltd.	18,263,999	64,007
	Melco International Development, Ltd.	400,000	649,296
	Melco Resorts & Entertainment, Ltd., ADR	10,831	174,596
	MGM China Holdings, Ltd.	36,000	47,508
*	Midland Holdings, Ltd.	125,478	12,632
	Ming Fai International Holdings, Ltd.	146,000	13,256
	Miramar Hotel & Investment	138,000	225,091
	Modern Dental Group, Ltd.	175,000	29,652
#	MTR Corp., Ltd.	57,716	285,998
	NagaCorp., Ltd.	260,000	268,930
	Nameson Holdings, Ltd.	314,000	19,800
*	National United Resources Holdings, Ltd.	350,000	1,201
*	Neo-Neon Holdings, Ltd.	613,000	46,815
	New World Development Co., Ltd.	247,644	1,182,348
#*	NewOcean Energy Holdings, Ltd.	788,000	70,263
	NWS Holdings, Ltd.	848,830	745,096
	Oriental Watch Holdings	354,000	110,794
*	Oshidori International Holdings, Ltd.	3,201,000	289,372
	Pacific Andes International Holdings, Ltd.	1,218,336	4,306
#	Pacific Basin Shipping, Ltd.	4,656,000	680,138
#*	Pacific Century Premium Developments, Ltd.	190,081	20,121
	Pacific Textiles Holdings, Ltd.	814,000	464,475
	Paliburg Holdings, Ltd.	246,000	62,852
*	Paradise Entertainment, Ltd.	340,000	40,693
*	PC Partner Group, Ltd.	56,000	12,405
	PCCW, Ltd.	1,594,415	959,257
	Perfect Shape Medical, Ltd.	80,000	28,770
	Pico Far East Holdings, Ltd.	488,000	70,675
	Playmates Holdings, Ltd.	898,000	102,142
	Polytec Asset Holdings, Ltd.	3,489,280	293,089
*	Prada SpA	110,500	437,351
*	PT International Development Co., Ltd.	1,088,000	35,733
	Public Financial Holdings, Ltd.	292,000	67,975
	PYI Corp., Ltd.	900,000	34,827
	Regal Hotels International Holdings, Ltd.	240,000	95,493
Ω	Regina Miracle International Holdings, Ltd.	155,000	48,061
#*	Sa Sa International Holdings, Ltd.	955,467	137,179
	Safety Godown Co., Ltd.	84,000	39,332

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*Ω	Samsonite International SA	1,114,800	$1,137,263
	SAS Dragon Holdings, Ltd.	294,000	96,822
	SEA Holdings, Ltd.	130,968	131,873
#*	Shangri-La Asia, Ltd.	1,027,666	808,601
	Shenwan Hongyuan HK, Ltd.	282,500	31,378
	Shun Ho Property Investments, Ltd.	13,497	2,519
	Shun Tak Holdings, Ltd.	1,425,249	418,322
*	Sincere Watch Hong Kong, Ltd.	4,770,000	52,188
	Singamas Container Holdings, Ltd.	972,000	41,402
	Sino Land Co., Ltd.	456,657	541,174
	SITC International Holdings Co., Ltd.	751,000	1,160,036
	SJM Holdings, Ltd.	434,000	450,626
	SmarTone Telecommunications Holdings, Ltd.	357,666	192,983
*	SOCAM Development, Ltd.	69,505	10,964
	Soundwill Holdings, Ltd.	69,000	61,694
*	South China Holdings Co., Ltd.	1,200,000	17,782
	Stella International Holdings, Ltd.	386,500	396,065
*	Success Universe Group, Ltd.	300,000	4,806
*	Summit Ascent Holdings, Ltd.	256,000	29,391
	Sun Hung Kai & Co., Ltd.	447,341	174,040
	Sun Hung Kai Properties, Ltd.	92,282	1,187,837
	SUNeVision Holdings, Ltd.	183,000	160,611
	Swire Pacific, Ltd., Class A	133,000	606,506
	Swire Pacific, Ltd., Class B	142,500	116,042
#	TAI Cheung Holdings, Ltd.	214,000	125,784
*	Talent Property Group, Ltd.	2,925,000	9,055
	Tao Heung Holdings, Ltd.	324,000	34,723
	Techtronic Industries Co., Ltd.	112,500	1,515,301
	Television Broadcasts, Ltd.	197,700	158,837
	Texwinca Holdings, Ltd.	640,000	97,132
	TK Group Holdings, Ltd.	76,000	22,572
*	TOM Group, Ltd.	130,000	18,282
#*	Town Health International Medical Group, Ltd.	1,057,899	17,603
	Tradelink Electronic Commerce, Ltd.	220,000	25,560
#	Transport International Holdings, Ltd.	194,222	345,379
	Union Medical Healthcare, Ltd.	19,000	10,826
	United Laboratories International Holdings, Ltd. (The)	647,000	556,344
	Untrade CW Group Holdings	443,000	2,474
*	Up Energy Development Group, Ltd.	590,000	1,842
	Vedan International Holdings, Ltd.	420,000	39,002
	Vitasoy International Holdings, Ltd.	170,000	687,634
	VSTECS Holdings, Ltd.	593,200	371,811
	VTech Holdings, Ltd.	76,600	508,243
	Wai Kee Holdings, Ltd.	130,000	62,212
	Wang On Group, Ltd.	9,480,000	62,406
Ω	WH Group, Ltd.	1,548,500	1,219,639
	Wharf Holdings, Ltd. (The)	360,000	745,234
#	Wharf Real Estate Investment Co., Ltd.	98,000	377,181
*	Win Hanverky Holdings, Ltd.	120,000	5,963
	Wing On Co. International, Ltd.	30,000	66,091
	Wing Tai Properties, Ltd.	154,000	69,562
	Wonderful Sky Financial Group Holdings, Ltd.	218,000	18,411
#*	Wynn Macau, Ltd.	109,600	151,427
*	Xingye Alloy Materials Group, Ltd.	121,000	14,345
	Xinyi Glass Holdings, Ltd.	912,000	2,002,786
	YT Realty Group, Ltd.	77,962	23,003
	Yue Yuen Industrial Holdings, Ltd.	679,500	1,106,779
#*	Zhaobangji Properties Holdings, Ltd.	96,000	13,516

TOTAL HONG KONG			63,764,591

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (1.0%)
*	AIB Group P.L.C.	143,652	$162,497
*	Bank of Ireland Group P.L.C.	620,404	1,539,374
*	Cairn Homes P.L.C.	302,720	276,362
#	CRH P.L.C., Sponsored ADR	318,075	11,180,336
	FBD Holdings P.L.C.	11,013	79,793
*	Flutter Entertainment P.L.C.	14,336	2,506,054
*	Flutter Entertainment P.L.C.	32,269	5,590,631
	Glanbia P.L.C.	16,498	156,922
	Irish Continental Group P.L.C.	119,190	437,776
	Kerry Group P.L.C., Class A	4,451	532,793
*	Kingspan Group P.L.C.	40,662	3,548,542
*	Permanent TSB Group Holdings P.L.C.	24,704	14,963
	Smurfit Kappa Group P.L.C.	54,041	2,036,216

TOTAL IRELAND			28,062,259

ISRAEL — (0.8%)
	Adgar Investment and Development, Ltd.	10,959	13,393
*	Afcon Holdings, Ltd.	794	24,565
*	AFI Properties, Ltd.	4,797	115,139
*	Airport City, Ltd.	5,279	57,208
*	Allot, Ltd.	9,849	93,144
	Alony Hetz Properties & Investments, Ltd.	14,540	145,743
	Alrov Properties and Lodgings, Ltd.	3,102	89,121
	Amot Investments, Ltd.	12,824	58,770
	Arad, Ltd.	1,380	18,174
#*	Arko Holdings, Ltd.	119,127	77,609
#	Ashtrom Group, Ltd.	17,750	226,502
	Ashtrom Properties, Ltd.	29,798	167,237
	Atreyu Capital Markets, Ltd.	960	14,770
	AudioCodes, Ltd.	7,001	202,959
*	Avgol Industries 1953, Ltd.	33,733	37,054
*	Azorim-Investment Development & Construction Co., Ltd.	57,470	100,861
	Azrieli Group, Ltd.	2,157	101,241
	Bank Hapoalim BM	187,666	1,095,465
	Bank Leumi Le-Israel BM	269,190	1,268,701
	Bayside Land Corp.	29,500	205,434
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,034	16,081
*	Bezeq The Israeli Telecommunication Corp., Ltd.	247,536	279,112
	Big Shopping Centers, Ltd.	1,066	80,640
	Blue Square Real Estate, Ltd.	1,318	53,344
*	Brack Capital Properties NV	528	39,903
*	Cellcom Israel, Ltd.	10,729	41,417
	Cellcom Israel, Ltd.	44,794	170,217
*	Ceragon Networks, Ltd.	21,364	47,214
*	Clal Insurance Enterprises Holdings, Ltd.	29,975	302,696
#*	Compugen, Ltd.	7,817	105,247
	Danel Adir Yeoshua, Ltd.	1,893	235,807
	Delek Automotive Systems, Ltd.	13,472	64,332
*	Delek Group, Ltd.	725	13,234
	Delta-Galil Industries, Ltd.	3,372	59,786
	Dor Alon Energy in Israel 1988, Ltd.	4,117	83,371
	Duniec Brothers, Ltd.	1,090	28,258
#*	El Al Israel Airlines	501,985	91,454
	Elbit Systems, Ltd.	1,734	195,393
#	Elbit Systems, Ltd.	1,367	153,323
	Electra Consumer Products 1970, Ltd.	8,899	243,819
*	Electra Real Estate, Ltd.	12,365	64,563
	Electra, Ltd.	1,243	540,113
#*	Energix-Renewable Energies, Ltd.	57,549	243,908

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy, Ltd.	92,863	$174,525
*	Equital, Ltd.	14,603	270,143
	First International Bank Of Israel, Ltd.	23,524	520,017
	FMS Enterprises Migun, Ltd.	1,604	33,772
	Formula Systems 1985, Ltd.	7,015	553,701
	Fox Wizel, Ltd.	6,677	516,192
*	Gilat Satellite Networks, Ltd.	16,185	95,041
*	Hadera Paper, Ltd.	2,531	84,101
#*	Hamlet Israel-Canada, Ltd.	2,215	34,978
#*	Harel Insurance Investments & Financial Services, Ltd.	105,272	764,818
	Hilan, Ltd.	8,673	384,743
	ICL Group, Ltd.	85,570	310,436
	IDI Insurance Co., Ltd.	4,738	116,119
*	IES Holdings, Ltd.	973	41,478
#	Inrom Construction Industries, Ltd.	32,169	127,165
	Isracard, Ltd.	9,596	27,073
#	Israel Canada T.R, Ltd.	43,856	74,072
	Israel Discount Bank, Ltd., Class A	457,267	1,279,916
#	Israel Land Development - Urban Renewal, Ltd.	5,866	40,439
	Isras Investment Co., Ltd.	703	111,527
*	Issta Lines, Ltd.	1,817	19,480
*	Kamada, Ltd.	11,196	80,049
	Kamada, Ltd.	8,652	61,862
	Kenon Holdings, Ltd.	7,173	173,969
	Kerur Holdings, Ltd.	3,188	92,332
*	Klil Industries, Ltd.	502	34,541
	Levinstein Properties, Ltd.	399	5,962
#	Magic Software Enterprises, Ltd.	17,329	227,849
	Malam - Team, Ltd.	557	100,532
	Matrix IT, Ltd.	39,848	911,985
	Maytronics, Ltd.	17,873	272,532
*	Mediterranean Towers, Ltd.	24,600	51,809
	Mega Or Holdings, Ltd.	5,500	141,966
*	Mehadrin, Ltd.	500	20,047
	Meitav Dash Investments, Ltd.	24,177	94,646
	Melisron, Ltd.	2,107	76,205
	Menora Mivtachim Holdings, Ltd.	25,601	344,794
#*	Migdal Insurance & Financial Holdings, Ltd.	369,592	289,898
	Mivne Real Estate KD, Ltd.	55,653	106,430
*	Mivtach Shamir Holdings, Ltd.	4,281	103,408
	Mizrahi Tefahot Bank, Ltd.	26,414	515,080
*	Naphtha Israel Petroleum Corp., Ltd.	30,324	118,331
*	Nawi Brothers, Ltd.	14,571	66,461
	Neto ME Holdings, Ltd.	1,076	49,357
#*	Nice, Ltd., Sponsored ADR	302	68,935
*	Nova Measuring Instruments, Ltd.	17,025	966,287
	Novolog, Ltd.	17,929	14,334
	Oil Refineries, Ltd.	1,076,477	192,777
#	OPC Energy, Ltd.	21,567	213,242
*	Partner Communications Co., Ltd.	56,739	221,884
*	Partner Communications Co., Ltd., ADR	10,082	38,816
	Paz Oil Co., Ltd.	5,898	545,276
*	Perion Network, Ltd.	9,458	66,135
*	Phoenix Holdings, Ltd. (The)	98,179	514,626
	Plasson Industries, Ltd.	2,176	93,684
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,088	265,634
*	Scope Metals Group, Ltd.	5,087	92,004
#*	Shapir Engineering and Industry, Ltd.	38,765	260,984
#*	Shikun & Binui, Ltd.	163,463	761,112

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Shufersal, Ltd.	76,048	$572,370
	Strauss Group, Ltd.	6,285	181,109
#	Summit Real Estate Holdings, Ltd.	39,908	347,759
*	Suny Cellular Communication, Ltd.	64,446	19,154
	Tadiran Holdings, Ltd.	1,603	105,568
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	79,756	695,472
	Tower Semiconductor, Ltd.	24,849	524,314
*	Tower Semiconductor, Ltd.	6,141	125,952
#	Victory Supermarket Chain, Ltd.	3,214	82,085
	YH Dimri Construction & Development, Ltd.	3,211	95,294

TOTAL ISRAEL			23,850,910

ITALY — (2.7%)
	A2A SpA	1,045,905	1,328,288
	ACEA SpA	30,658	608,678
*	Amplifon SpA	57,939	2,106,529
Ω	Anima Holding SpA	231,304	866,643
*	Arnoldo Mondadori Editore SpA	116,873	150,586
	Ascopiave SpA	44,888	155,674
	Assicurazioni Generali SpA	81,369	1,091,502
#*	Atlantia SpA	35,020	537,578
*	Autogrill SpA	66,590	249,601
*	Avio SpA	11,111	157,650
	Azimut Holding SpA	61,214	1,031,839
#*	Banca Carige SpA	7,344,616	2,395
*Ω	Banca Farmafactoring SpA	91,912	424,044
*	Banca Generali SpA	30,586	870,913
*	Banca IFIS SpA	19,225	154,218
	Banca Mediolanum SpA	8,887	60,717
#*	Banca Monte dei Paschi di Siena SpA	246,303	297,355
*	Banca Popolare di Sondrio SCPA	485,394	853,178
*	Banca Profilo SpA	193,938	43,178
#*Ω	Banca Sistema SpA	36,404	60,090
*	Banco BPM SpA	1,560,523	2,826,882
*	Banco di Desio e della Brianza SpA	23,249	50,852
	BasicNet SpA	17,210	57,515
	Be Shaping The Future SpA	54,666	67,031
#*	Biesse SpA	7,140	123,395
#*	BPER Banca	1,039,057	1,234,544
#*	Brunello Cucinelli SpA	17,481	524,888
	Buzzi Unicem SpA	25,568	362,568
	Buzzi Unicem SpA	42,277	914,781
*	Cairo Communication SpA	52,233	61,554
	Cementir Holding NV	38,268	243,736
*	Cerved Group SpA	118,375	837,595
*	CIR SpA-Compagnie Industriali	550,557	239,973
*	CNH Industrial NV	149,479	1,159,012
*	Credito Emiliano SpA	62,524	246,345
*	Credito Valtellinese SpA	53,497	384,969
*	d’Amico International Shipping SA	298,210	27,811
	Danieli & C Officine Meccaniche SpA	40,409	365,631
#	Danieli & C Officine Meccaniche SpA	13,360	191,561
	Datalogic SpA	8,838	101,819
	Davide Campari-Milano NV	10,449	109,206
*	De’ Longhi SpA	29,289	936,712
	DeA Capital SpA	70,864	82,893
	DiaSorin SpA	8,531	1,872,799
*	Elica SpA	25,575	75,924
*	Emak SpA	25,019	23,783

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
Ω	Enav SpA	26,400	$91,607
	Enel SpA	240,535	1,912,372
	Eni SpA	174,998	1,225,869
	ERG SpA	40,001	905,910
*	Esprinet SpA	40,275	342,473
#*	Eurotech SpA	11,968	45,965
	Falck Renewables SpA	61,037	330,990
	Ferrari NV	8,873	1,582,924
*	Fiat Chrysler Automobiles NV	282,268	3,462,754
#*	Fiat Chrysler Automobiles NV	340,403	4,183,553
#	Fiera Milano SpA	13,383	30,128
#*	Fincantieri SpA	496,459	278,574
*	FinecoBank Banca Fineco SpA	41,105	564,366
*	FNM SpA	128,567	68,915
#*	Freni Brembo SpA	60,237	625,868
*	Gefran SpA	3,892	18,587
	Gruppo MutuiOnline SpA	14,143	356,401
*	Guala Closures SpA	15,433	115,364
	Hera SpA	431,138	1,354,258
	Illimity Bank SpA	29,506	266,581
*	IMA Industria Macchine Automatiche SpA	10,127	796,739
*	IMMSI SpA	249,326	95,898
#Ω	Infrastrutture Wireless Italiane SpA	29,347	316,995
*	Intek Group SpA	237,868	78,579
	Interpump Group SpA	35,504	1,341,038
*	Intesa Sanpaolo SpA	3,029,136	5,028,680
	Iren SpA	60,313	136,872
	Italgas SpA	126,896	733,298
	Italmobiliare SpA	10,783	348,384
*	Juventus Football Club SpA	294,307	250,406
	La Doria SpA	10,357	151,797
#	Leonardo SpA	169,678	809,048
#*	Maire Tecnimont SpA	148,190	200,634
*	MARR SpA	8,491	114,950
Ω	Massimo Zanetti Beverage Group SpA	12,080	70,808
#*	Mediaset SpA	270,865	460,549
	Mediobanca Banca di Credito Finanziario SpA	254,557	1,807,283
*	Moncler SpA	21,751	870,294
#*Ω	OVS SpA	161,638	145,745
	Piaggio & C SpA	267,524	730,108
#*Ω	Pirelli & C SpA	251,397	1,048,198
Ω	Poste Italiane SpA	42,900	350,221
*	Prima Industrie SpA	3,071	38,643
	Prysmian SpA	44,781	1,218,598
Ω	RAI Way SpA	55,432	337,644
	Recordati Industria Chimica e Farmaceutica SpA	22,386	1,160,593
	Reno de Medici SpA	73,662	79,494
	Reply SpA	8,935	959,948
*	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	35,629
	Sabaf SpA	3,112	42,741
	SAES Getters SpA	796	18,191
*	Safilo Group SpA	48,974	28,918
#	Saipem SpA	327,569	577,134
*	Salvatore Ferragamo SpA	28,649	369,566
#*	Saras SpA	312,970	160,358
#	Servizi Italia SpA	9,572	22,861
*	Sesa SpA	4,033	377,856
	Snam SpA	178,976	872,702
*	Societa Cattolica di Assicurazioni SC	53,142	262,759

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Sogefi SpA	47,050	$48,396
	SOL SpA	16,038	210,980
	Tamburi Investment Partners SpA	61,515	383,601
*Ω	Technogym SpA	42,645	317,154
	Telecom Italia SpA	5,975,301	2,029,646
	Telecom Italia SpA	3,907,957	1,422,523
	Telecom Italia SpA, Sponsored ADR	15,814	52,392
	Tenaris SA	10,647	50,808
	Terna Rete Elettrica Nazionale SpA	110,241	744,324
*	Tinexta S.p.A	9,290	199,621
#*	Tod’s SpA	7,493	157,849
*	TXT e-solutions SpA	1,302	11,222
#*	UniCredit SpA	476,352	3,567,583
*Ω	Unieuro SpA	2,399	28,924
*	Unipol Gruppo SpA	341,821	1,246,812
#	UnipolSai Assicurazioni SpA	196,656	456,727
#	Webuild SpA	112,949	121,010
	Zignago Vetro SpA	14,273	206,022

TOTAL ITALY			75,643,647

JAPAN — (24.2%)
	77 Bank, Ltd. (The)	56,300	787,333
#	A&D Co., Ltd.	22,300	131,792
	Abist Co., Ltd.	1,400	35,691
	Access Co., Ltd.	15,700	117,272
	Achilles Corp.	12,300	185,630
	Acom Co., Ltd.	38,300	172,121
	AD Works Group Co., Ltd.	33,460	49,002
	Adastria Co., Ltd.	28,560	495,714
	ADEKA Corp.	88,600	1,145,756
	Ad-sol Nissin Corp.	3,200	80,293
	Advan Co., Ltd.	13,700	166,362
#	Advanex, Inc.	1,400	16,719
	Advantest Corp.	7,600	440,215
	Adways, Inc.	4,600	17,874
	Aeon Co., Ltd.	53,619	1,369,868
	Aeon Delight Co., Ltd.	9,700	255,361
	Aeon Fantasy Co., Ltd.	5,700	110,006
	AEON Financial Service Co., Ltd.	77,500	793,743
	Aeon Hokkaido Corp.	12,300	103,829
	Aeon Mall Co., Ltd.	13,600	212,152
#	Aeria, Inc.	17,400	75,620
	AFC-HD AMS Life Science Co., Ltd.	2,600	17,022
	AGC, Inc.	64,700	2,020,319
*	Ahresty Corp.	18,500	53,311
	Ai Holdings Corp.	12,100	212,746
	Aica Kogyo Co., Ltd.	5,100	171,768
	Aichi Bank, Ltd. (The)	5,300	145,041
	Aichi Corp.	36,000	311,709
	Aichi Steel Corp.	10,800	259,960
	Aichi Tokei Denki Co., Ltd.	2,200	93,252
	Aida Engineering, Ltd.	43,000	328,879
*	Aiful Corp.	186,500	553,551
	Ain Holdings, Inc.	10,300	720,459
	Aiphone Co., Ltd.	8,300	116,269
	Air Water, Inc.	92,700	1,324,479
	Airport Facilities Co., Ltd.	20,400	84,579
	Aisan Industry Co., Ltd.	39,300	168,446
	Aisin Seiki Co., Ltd.	57,206	1,733,231

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Aizawa Securities Co., Ltd.	26,400	$175,574
	Ajinomoto Co., Inc.	18,700	375,697
	Ajis Co., Ltd.	2,000	56,897
	Akatsuki Corp.	17,800	44,456
	Akatsuki, Inc.	4,000	178,213
*	Akebono Brake Industry Co., Ltd.	31,200	41,629
	Akita Bank, Ltd. (The)	16,600	225,024
	Albis Co., Ltd.	5,800	140,254
	Alconix Corp.	21,900	310,032
	Alfresa Holdings Corp.	15,200	278,311
	Alinco, Inc.	12,100	101,264
	Alpen Co., Ltd.	15,500	301,397
	Alpha Corp.	5,800	52,594
	Alpha Systems, Inc.	1,280	38,698
	Alps Alpine Co., Ltd.	156,648	2,260,013
	Alps Logistics Co., Ltd.	9,000	68,899
	Altech Corp.	9,020	166,639
	Amada Co., Ltd.	184,800	1,608,435
	Amano Corp.	11,600	273,022
	Amiyaki Tei Co., Ltd.	2,800	75,808
	Amuse, Inc.	5,900	143,510
	Anabuki Kosan, Inc.	2,800	42,528
	Anest Iwata Corp.	21,700	173,738
#	Anritsu Corp.	13,000	284,602
	AOI Electronics Co., Ltd.	3,700	72,782
	AOI TYO Holdings, Inc.	13,188	50,793
	AOKI Holdings, Inc.	49,178	213,766
#	Aomori Bank, Ltd. (The)	17,800	393,213
#	Aoyama Trading Co., Ltd.	43,000	204,839
	Aoyama Zaisan Networks Co., Ltd.	10,600	167,659
	Aozora Bank, Ltd.	71,000	1,166,460
	Apaman Co., Ltd.	5,900	30,635
	Arakawa Chemical Industries, Ltd.	14,800	163,984
	Arata Corp.	7,800	379,058
	Araya Industrial Co., Ltd.	2,300	25,084
	Arcland Sakamoto Co., Ltd.	25,900	498,979
	Arcland Service Holdings Co., Ltd.	11,500	220,503
	Arcs Co., Ltd.	43,089	953,883
	Arealink Co., Ltd.	11,000	98,076
	Argo Graphics, Inc.	9,000	276,851
	Ariake Japan Co., Ltd.	1,900	121,714
	Arisawa Manufacturing Co., Ltd.	32,700	285,629
	Artnature, Inc.	16,800	97,351
	As One Corp.	900	130,067
	Asahi Broadcasting Group Holdings Corp.	8,100	52,423
	Asahi Co., Ltd.	14,600	241,183
	Asahi Diamond Industrial Co., Ltd.	63,100	289,552
	Asahi Group Holdings, Ltd.	15,000	464,207
	Asahi Holdings, Inc.	23,000	750,027
	Asahi Intecc Co., Ltd.	26,800	830,483
	Asahi Kasei Corp.	337,900	2,928,097
	Asahi Kogyosha Co., Ltd.	3,900	104,803
	Asahi Yukizai Corp.	11,200	144,989
	Asante, Inc.	2,500	35,645
	Asanuma Corp.	8,000	309,082
	Asax Co., Ltd.	1,800	12,339
	Ashimori Industry Co., Ltd.	4,300	36,988
	Asia Pile Holdings Corp.	31,700	138,101
	Asics Corp.	1,200	14,992

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Co., Ltd.	24,000	$302,722
	ASKUL Corp.	4,100	157,466
	Astellas Pharma, Inc.	44,800	614,340
#	Asti Corp.	4,000	46,895
#	Asukanet Co., Ltd.	3,500	36,946
	Ateam, Inc.	11,100	89,227
	Atom Corp.	45,000	360,873
	Atsugi Co., Ltd.	9,700	47,962
	Autobacs Seven Co., Ltd.	39,500	505,658
	Avant Corp.	7,900	82,450
#	Avantia Co., Ltd.	8,800	71,805
	Avex, Inc.	28,100	271,459
	Awa Bank, Ltd. (The)	35,700	858,796
	Axell Corp.	5,600	46,619
	Axial Retailing, Inc.	11,600	492,730
	Azbil Corp.	6,400	259,733
	Bandai Namco Holdings, Inc.	12,400	926,711
	Bando Chemical Industries, Ltd.	30,100	164,312
	Bank of Iwate, Ltd. (The)	16,200	363,670
	Bank of Kochi, Ltd. (The)	5,900	42,435
	Bank of Kyoto, Ltd. (The)	32,200	1,422,097
	Bank of Nagoya, Ltd. (The)	11,500	285,618
	Bank of Okinawa, Ltd. (The)	21,300	597,821
	Bank of Saga, Ltd. (The)	14,600	179,813
	Bank of the Ryukyus, Ltd.	46,500	383,488
#	Bank of Toyama, Ltd. (The)	2,200	62,551
	Baroque Japan, Ltd.	7,800	47,498
	BayCurrent Consulting, Inc.	6,500	841,037
	Beenos, Inc.	9,400	144,901
	Belc Co., Ltd.	5,400	331,481
	Bell System24 Holdings, Inc.	23,900	360,721
	Belluna Co., Ltd.	58,400	478,143
	Benefit One, Inc.	16,200	405,400
	Benesse Holdings, Inc.	16,000	377,213
	BeNEXT Group, Inc.	23,100	216,587
#*	Bengo4.com, Inc.	2,100	277,940
	Bic Camera, Inc.	16,800	185,547
	Biofermin Pharmaceutical Co., Ltd.	3,000	68,175
	B-Lot Co., Ltd.	1,400	9,747
	BML, Inc.	4,300	120,892
	Bookoff Group Holdings, Ltd.	2,900	22,755
	Bourbon Corp.	2,300	40,638
	BP Castrol K.K.	5,100	59,111
*	BrainPad, Inc.	3,200	122,326
	Bridgestone Corp.	40,500	1,320,097
	Broadleaf Co., Ltd.	67,700	354,122
#*	Broadmedia Corp.	119,000	105,888
	BRONCO BILLY Co., Ltd.	1,600	34,544
	Brother Industries, Ltd.	59,100	913,224
	Bunka Shutter Co., Ltd.	59,800	469,511
	C Uyemura & Co., Ltd.	2,600	169,305
	CAC Holdings Corp.	4,800	60,097
	Calbee, Inc.	10,000	306,766
	Can Do Co., Ltd.	4,800	88,015
	Canon Electronics, Inc.	15,700	216,599
	Canon Marketing Japan, Inc.	16,700	355,762
#	Canon, Inc., Sponsored ADR	24,859	433,790
	Canon, Inc.	27,200	473,449
	Capcom Co., Ltd.	10,200	557,854

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Career Design Center Co., Ltd.	1,900	$17,760
	Carlit Holdings Co., Ltd.	8,300	40,849
	Casa, Inc.	2,500	29,607
	Casio Computer Co., Ltd.	28,800	437,534
	Cawachi, Ltd.	13,300	377,229
	Central Automotive Products, Ltd.	8,800	171,414
	Central Glass Co., Ltd.	38,100	817,570
	Central Security Patrols Co., Ltd.	8,600	266,452
	Central Sports Co., Ltd.	5,400	114,269
#*	Change, Inc.	8,000	613,031
#	Charm Care Corp. KK	7,500	80,588
	Chiba Bank, Ltd. (The)	107,700	556,302
	Chiba Kogyo Bank, Ltd. (The)	33,300	72,730
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	12,700	205,196
	Chino Corp.	5,900	76,808
	Chiyoda Co., Ltd.	15,600	137,267
	Chiyoda Integre Co., Ltd.	7,100	104,759
	Chodai Co., Ltd.	4,600	54,321
	Chofu Seisakusho Co., Ltd.	15,000	305,483
	Chori Co., Ltd.	10,800	162,375
	Chubu Shiryo Co., Ltd.	20,800	276,218
	Chudenko Corp.	31,800	646,331
	Chuetsu Pulp & Paper Co., Ltd.	21,189	248,418
#	Chugai Ro Co., Ltd.	5,500	75,622
	Chugoku Bank, Ltd. (The)	100,500	870,650
	Chugoku Marine Paints, Ltd.	32,800	313,123
	Chukyo Bank, Ltd. (The)	9,100	183,468
	Chuo Spring Co., Ltd.	1,300	36,546
	CI Takiron Corp.	46,300	295,811
	Citizen Watch Co., Ltd.	262,300	694,913
	CK-San-Etsu Co., Ltd.	3,400	111,357
	Cleanup Corp.	21,000	95,736
	CMIC Holdings Co., Ltd.	10,300	126,877
	CMK Corp.	53,000	237,176
	Coca-Cola Bottlers Japan Holdings, Inc.	16,904	238,616
	cocokara fine, Inc.	5,800	381,039
	Colowide Co., Ltd.	29,600	443,187
	Computer Engineering & Consulting, Ltd.	23,000	328,132
	Computer Institute of Japan, Ltd.	8,700	79,550
	COMSYS Holdings Corp.	13,659	347,084
	Comture Corp.	9,700	246,777
	Concordia Financial Group, Ltd.	253,638	837,272
	CONEXIO Corp.	12,800	154,095
	Corona Corp.	11,100	100,015
	Cosel Co., Ltd.	12,700	121,574
	Cosmo Energy Holdings Co., Ltd.	57,800	846,081
	Cosmos Initia Co., Ltd.	11,300	45,104
	Cosmos Pharmaceutical Corp.	2,000	339,679
	Cota Co., Ltd.	5,070	63,505
	Create Medic Co., Ltd.	6,400	61,306
#*	Create Restaurants Holdings, Inc.	42,800	223,981
	Create SD Holdings Co., Ltd.	10,800	348,299
	Credit Saison Co., Ltd.	141,900	1,533,903
	Creek & River Co., Ltd.	5,400	51,717
	Cresco, Ltd.	6,600	76,084
	CTI Engineering Co., Ltd.	13,000	237,675
	Curves Holdings Co., Ltd.	22,000	135,168
	CyberAgent, Inc.	7,400	465,448
#	Cybernet Systems Co., Ltd.	9,300	78,712

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cyberstep, Inc.	4,600	$39,593
	Cybozu, Inc.	9,800	282,789
	Dai Nippon Printing Co., Ltd.	54,000	1,005,989
	Dai Nippon Toryo Co., Ltd.	15,400	143,142
	Daibiru Corp.	3,900	44,162
	Daicel Corp.	166,600	1,188,965
#	Dai-Dan Co., Ltd.	8,100	198,528
	Daido Kogyo Co., Ltd.	8,100	46,727
	Daido Metal Co., Ltd.	54,800	265,671
	Daido Steel Co., Ltd.	24,000	786,006
	Daidoh, Ltd.	21,700	40,498
	Daifuku Co., Ltd.	8,300	855,877
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	59,732
	Daihen Corp.	11,900	460,209
	Daiho Corp.	16,900	543,014
	Dai-Ichi Cutter Kogyo K.K.	2,500	51,328
	Daiichi Jitsugyo Co., Ltd.	8,900	316,761
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	112,786
	Dai-ichi Life Holdings, Inc.	64,600	964,828
	Daiichikosho Co., Ltd.	20,500	701,448
	Daiken Corp.	11,700	219,139
	Daiken Medical Co., Ltd.	6,000	29,814
	Daiki Aluminium Industry Co., Ltd.	30,400	188,060
	Daikin Industries, Ltd.	9,100	1,702,912
	Daikoku Denki Co., Ltd.	6,700	58,508
	Daikokutenbussan Co., Ltd.	5,400	293,779
	Daikyonishikawa Corp.	38,800	215,066
	Dainichi Co., Ltd.	2,600	18,557
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,300	234,303
#	Daio Paper Corp.	49,000	708,447
	Daiseki Co., Ltd.	9,500	241,830
	Daishi Hokuetsu Financial Group, Inc.	38,500	739,424
	Daishinku Corp.	8,000	163,521
	Daisue Construction Co., Ltd.	7,600	59,320
	Daito Bank, Ltd. (The)	5,000	28,385
	Daito Pharmaceutical Co., Ltd.	10,160	388,133
	Daito Trust Construction Co., Ltd.	5,300	482,115
	Daitron Co., Ltd.	5,900	83,413
	Daiwa House Industry Co., Ltd.	44,600	1,171,854
	Daiwa Industries, Ltd.	22,900	205,625
	Daiwa Securities Group, Inc.	337,547	1,367,679
	Daiwabo Holdings Co., Ltd.	19,000	1,243,818
	DCM Holdings Co., Ltd.	102,500	1,270,044
	Delica Foods Holdings Co., Ltd.	4,800	27,658
	DeNA Co., Ltd.	10,400	177,446
	Denka Co., Ltd.	72,100	2,221,239
	Densan System Co., Ltd.	6,000	199,392
	Denso Corp.	17,500	815,440
	Dentsu Group, Inc.	17,300	498,725
	Denyo Co., Ltd.	18,200	406,325
*	Descente, Ltd.	1,000	15,511
	Dexerials Corp.	55,600	636,066
	DIC Corp.	71,000	1,728,553
	Digital Arts, Inc.	6,600	466,421
	Digital Garage, Inc.	6,800	241,775
	Digital Hearts Holdings Co., Ltd.	7,100	67,254
	Digital Information Technologies Corp.	3,400	43,490
	Dip Corp.	14,800	284,358
	Disco Corp.	300	80,973

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	DKK Co., Ltd.	7,300	$181,547
#	DKK-Toa Corp.	1,800	14,020
#	DKS Co., Ltd.	7,000	289,233
	DMG Mori Co., Ltd.	70,500	942,615
	Doshisha Co., Ltd.	16,700	307,285
	Double Standard, Inc.	1,300	57,054
	Doutor Nichires Holdings Co., Ltd.	24,800	348,140
	Dowa Holdings Co., Ltd.	50,400	1,442,389
	DTS Corp.	28,600	556,241
	Duskin Co., Ltd.	13,000	331,844
	Dvx, Inc.	4,600	45,224
#	DyDo Group Holdings, Inc.	9,200	476,029
#	Dynic Corp.	4,600	34,287
	Eagle Industry Co., Ltd.	24,100	191,724
	Earth Corp.	1,900	120,691
	Ebara Corp.	67,900	1,887,380
	Ebara Foods Industry, Inc.	3,800	83,296
	Ebara Jitsugyo Co., Ltd.	4,200	127,811
#	Eco’s Co., Ltd.	8,100	172,822
#	EDION Corp.	79,600	784,042
	EF-ON, Inc.	12,000	89,830
	eGuarantee, Inc.	13,700	305,105
*	E-Guardian, Inc.	4,100	124,210
	Ehime Bank, Ltd. (The)	30,800	330,129
	Eidai Co., Ltd.	18,000	51,918
	Eiken Chemical Co., Ltd.	5,200	99,482
	Eisai Co., Ltd.	1,400	108,855
	Eizo Corp.	15,200	573,719
	Elan Corp.	8,700	196,957
	Elecom Co., Ltd.	11,000	550,885
	Elematec Corp.	13,748	125,958
	Endo Lighting Corp.	16,000	91,566
	ENEOS Holdings, Inc.	330,970	1,116,787
	Enigmo, Inc.	11,800	158,210
	en-japan, Inc.	16,500	362,762
	Enomoto Co., Ltd.	5,700	57,306
	Enplas Corp.	9,700	212,407
	Enshu, Ltd.	3,100	27,447
	EPS Holdings, Inc.	23,300	211,082
#	eRex Co., Ltd.	8,000	89,628
	ES-Con Japan, Ltd.	22,900	186,052
	Eslead Corp.	5,900	74,485
	ESPEC Corp.	13,200	213,547
	Exedy Corp.	25,900	326,522
	Ezaki Glico Co., Ltd.	3,000	124,426
	F&M Co., Ltd.	3,000	43,071
#	Faith, Inc.	5,500	46,861
	FALCO HOLDINGS Co., Ltd.	5,600	80,773
	FAN Communications, Inc.	35,000	156,739
	Fancl Corp.	6,000	189,066
	FANUC Corp.	800	168,980
	FCC Co., Ltd.	34,200	656,278
*	FDK Corp.	3,900	33,217
	Feed One Co., Ltd.	23,688	206,324
	Felissimo Corp.	1,200	14,448
	Fenwal Controls of Japan, Ltd.	3,400	48,428
#	Ferrotec Holdings Corp.	50,800	490,793
#*	FFRI Security, Inc.	1,700	46,498
	Fibergate, Inc.	5,700	100,695

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co., Ltd.	150,200	$145,669
	Fields Corp.	10,400	32,339
#	Financial Products Group Co., Ltd.	60,800	264,378
	FINDEX, Inc.	6,400	78,556
*	First Baking Co., Ltd.	400	3,814
	First Bank of Toyama, Ltd. (The)	24,200	64,959
*	First Brothers Co., Ltd.	4,800	43,282
	First Juken Co., Ltd.	7,900	74,508
	Fixstars Corp.	13,800	130,467
	FJ Next Co., Ltd.	21,800	191,787
	Foster Electric Co., Ltd.	23,800	273,799
	FP Corp.	18,400	733,822
	France Bed Holdings Co., Ltd.	20,000	161,394
	Freebit Co., Ltd.	8,100	66,409
	Freund Corp.	5,300	34,842
#	F-Tech, Inc.	11,900	57,843
	FTGroup Co., Ltd.	6,300	82,315
	Fudo Tetra Corp.	19,100	267,573
	Fuji Co., Ltd.	11,400	211,065
	Fuji Corp.	40,600	816,221
	Fuji Corp.	4,500	89,492
	Fuji Corp., Ltd.	24,700	126,659
	Fuji Die Co., Ltd.	7,300	43,501
	Fuji Electric Co., Ltd.	40,200	1,218,983
	Fuji Furukawa Engineering & Construction Co., Ltd.	400	7,963
	Fuji Kyuko Co., Ltd.	9,900	424,676
	Fuji Media Holdings, Inc.	30,200	290,447
*	Fuji Oil Co., Ltd.	31,400	55,243
	Fuji Oil Holdings, Inc.	12,700	401,848
	Fuji Pharma Co., Ltd.	9,200	102,283
	Fuji Seal International, Inc.	41,600	777,039
#	Fuji Soft, Inc.	6,200	331,610
	Fujibo Holdings, Inc.	7,700	267,642
	Fujicco Co., Ltd.	7,100	136,076
	FUJIFILM Holdings Corp.	17,500	892,370
	Fujikura Composites, Inc.	14,600	47,385
	Fujikura Kasei Co., Ltd.	21,300	96,623
	Fujikura, Ltd.	285,900	757,764
	Fujimori Kogyo Co., Ltd.	15,100	618,598
#	Fujio Food Group, Inc.	7,600	100,856
	Fujisash Co., Ltd.	77,900	60,536
	Fujishoji Co., Ltd.	4,500	31,125
	Fujita Kanko, Inc.	1,199	17,387
	Fujitec Co., Ltd.	28,700	625,388
	Fujitsu General, Ltd.	9,300	258,132
	Fujitsu, Ltd.	7,500	887,359
	Fujiya Co., Ltd.	5,800	128,950
	FuKoKu Co., Ltd.	9,000	56,184
	Fukuda Corp.	5,300	253,568
	Fukuda Denshi Co., Ltd.	3,000	202,813
	Fukui Bank, Ltd. (The)	18,300	327,323
	Fukui Computer Holdings, Inc.	6,100	186,919
	Fukuoka Financial Group, Inc.	101,408	1,696,287
#	Fukushima Bank, Ltd. (The)	9,100	19,341
	Fukushima Galilei Co., Ltd.	6,000	224,537
	Fukuyama Transporting Co., Ltd.	21,323	893,690
	FULLCAST Holdings Co., Ltd.	10,900	161,955
*	Funai Electric Co., Ltd.	8,700	36,312
	Funai Soken Holdings, Inc.	17,460	377,684

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Furukawa Battery Co., Ltd. (The)	10,900	$111,810
	Furukawa Co., Ltd.	30,000	310,295
	Furukawa Electric Co., Ltd.	67,600	1,694,076
	Furuno Electric Co., Ltd.	24,800	276,723
	Furusato Industries, Ltd.	8,000	101,079
	Furyu Corp.	4,800	57,745
	Fuso Chemical Co., Ltd.	14,000	478,233
	Fuso Pharmaceutical Industries, Ltd.	6,500	164,036
	Futaba Corp.	33,600	286,125
	Futaba Industrial Co., Ltd.	63,500	320,569
	Future Corp.	14,600	249,919
	Fuyo General Lease Co., Ltd.	23,500	1,349,324
	G-7 Holdings, Inc.	9,000	206,755
	Gakken Holdings Co., Ltd.	8,900	120,226
	Gakkyusha Co., Ltd.	3,300	33,629
#	Gakujo Co., Ltd.	2,500	23,308
	GCA Corp.	28,200	176,552
	Gecoss Corp.	13,700	119,545
	Genki Sushi Co., Ltd.	4,100	88,361
	Genky DrugStores Co., Ltd.	8,400	345,928
	Geo Holdings Corp.	38,300	569,861
	Geostr Corp.	4,100	13,299
#	Gfoot Co., Ltd.	7,500	32,380
	Giken, Ltd.	5,900	208,965
	GL Sciences, Inc.	7,000	186,858
	GLOBERIDE, Inc.	8,000	262,006
	Glory, Ltd.	47,500	1,001,225
	Glosel Co., Ltd.	15,700	60,485
#	GMO Financial Holdings, Inc.	5,200	29,897
	GMO GlobalSign Holdings K.K.	3,300	347,967
	GMO internet, Inc.	16,400	437,425
	GMO Payment Gateway, Inc.	5,600	686,159
	Godo Steel, Ltd.	10,300	188,523
#	Goldcrest Co., Ltd.	19,090	243,920
	Goldwin, Inc.	3,400	253,613
	Golf Digest Online, Inc.	3,400	29,526
#	Good Com Asset Co., Ltd.	7,400	94,411
	Grace Technology, Inc.	5,900	321,530
	Grandy House Corp.	13,500	44,890
	Gree, Inc.	67,200	350,415
	GS Yuasa Corp.	66,700	1,164,223
	GSI Creos Corp.	4,600	79,985
#	G-Tekt Corp.	25,000	281,685
	Gun-Ei Chemical Industry Co., Ltd.	3,400	78,886
	GungHo Online Entertainment, Inc.	24,270	603,039
	Gunma Bank, Ltd. (The)	330,200	1,047,573
	Gunze, Ltd.	15,300	563,131
	H.U. Group Holdings, Inc.	43,700	1,111,828
	H2O Retailing Corp.	86,900	570,981
	HABA Laboratories, Inc.	1,100	43,695
	Hachijuni Bank, Ltd. (The)	220,300	813,584
#	Hagihara Industries, Inc.	8,100	115,501
	Hagiwara Electric Holdings Co., Ltd.	5,800	119,738
	Hakudo Co., Ltd.	2,400	30,270
	Hakuhodo DY Holdings, Inc.	26,300	335,093
	Hakuto Co., Ltd.	9,300	97,843
	Halows Co., Ltd.	6,000	188,489
	Hamakyorex Co., Ltd.	15,800	448,281
	Hamamatsu Photonics KK	1,400	70,448

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Handsman Co., Ltd.	4,200	$70,046
	Hankyu Hanshin Holdings, Inc.	27,152	829,041
	Hanwa Co., Ltd.	37,600	728,977
	Happinet Corp.	19,600	262,424
	Harada Industry Co., Ltd.	3,300	27,315
	Hard Off Corp. Co., Ltd.	8,200	51,755
	Harima Chemicals Group, Inc.	12,200	125,922
	Haruyama Holdings, Inc.	3,900	24,717
	Haseko Corp.	187,700	2,250,361
	Hayashikane Sangyo Co., Ltd.	5,400	29,313
	Hazama Ando Corp.	140,850	875,049
	Heian Ceremony Service Co., Ltd.	1,300	10,072
	Heiwa Corp.	40,900	661,234
	Heiwa Real Estate Co., Ltd.	3,600	105,101
	Heiwado Co., Ltd.	29,100	590,858
	Helios Techno Holding Co., Ltd.	5,700	16,178
	Heroz, Inc.	0	0
	Hibino Corp.	2,900	32,827
	Hibiya Engineering, Ltd.	16,700	269,921
	Hiday Hidaka Corp.	12,790	208,454
	Hikari Tsushin, Inc.	1,700	398,726
#	HI-LEX Corp.	15,600	164,819
	Hino Motors, Ltd.	219,500	1,681,749
	Hioki EE Corp.	5,000	176,302
	Hirakawa Hewtech Corp.	8,800	88,154
*	Hiramatsu, Inc.	7,600	13,399
	Hirano Tecseed Co., Ltd.	7,700	114,635
	Hirogin Holdings, Inc.	241,100	1,312,219
	Hirose Electric Co., Ltd.	1,200	167,501
	Hiroshima Gas Co., Ltd.	16,700	57,607
#*	HIS Co., Ltd.	31,100	419,388
	Hisaka Works, Ltd.	21,000	177,463
	Hisamitsu Pharmaceutical Co., Inc.	1,000	47,834
	Hitachi Capital Corp.	51,700	1,093,409
	Hitachi Construction Machinery Co., Ltd.	21,400	527,778
	Hitachi Metals, Ltd.	5,310	70,417
	Hitachi Transport System, Ltd.	25,100	795,639
	Hitachi Zosen Corp.	190,240	766,149
	Hitachi, Ltd.	28,000	943,720
	Hitachi, Ltd., ADR	303	20,349
	Hito Communications Holdings, Inc.	3,700	48,071
	Hochiki Corp.	9,500	110,594
	Hodogaya Chemical Co., Ltd.	8,100	360,301
	Hogy Medical Co., Ltd.	10,400	305,147
	Hokkaido Electric Power Co., Inc.	48,100	186,433
	Hokkaido Gas Co., Ltd.	2,400	34,258
	Hokkan Holdings, Ltd.	6,900	88,372
	Hokko Chemical Industry Co., Ltd.	15,900	151,398
	Hokkoku Bank, Ltd. (The)	20,900	594,746
	Hokuetsu Corp.	109,000	360,059
#	Hokuetsu Industries Co., Ltd.	17,000	164,783
	Hokuhoku Financial Group, Inc.	118,300	1,122,593
	Hokuriku Electric Industry Co., Ltd.	6,200	55,792
	Hokuriku Electric Power Co.	44,700	318,803
#	Hokuriku Electrical Construction Co., Ltd.	11,000	120,635
#	Hokuto Corp.	16,500	347,021
	Honda Motor Co., Ltd., Sponsored ADR	23,840	563,101
	Honda Motor Co., Ltd.	128,435	3,037,865
	Honda Tsushin Kogyo Co., Ltd.	6,400	28,141

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	H-One Co., Ltd.	17,400	$95,343
	Honeys Holdings Co., Ltd.	16,670	154,695
	Honshu Chemical Industry Co., Ltd.	3,200	37,975
#	Hoosiers Holdings	29,600	188,561
	Horiba, Ltd.	11,400	560,782
	Hoshizaki Corp.	900	71,873
	Hosiden Corp.	58,000	514,194
	Hosokawa Micron Corp.	5,800	290,951
	Hotland Co., Ltd.	1,100	12,753
	House Do Co., Ltd.	7,500	88,881
	House Foods Group, Inc.	3,300	109,240
	Howa Machinery, Ltd.	12,800	97,459
	Hulic Co., Ltd.	34,167	316,485
	Hurxley Corp.	2,400	20,871
	Hyakugo Bank, Ltd. (The)	219,700	672,793
	Hyakujushi Bank, Ltd. (The)	24,500	390,109
	Ibiden Co., Ltd.	13,200	538,210
	IBJ, Inc.	1,500	13,397
	Ichibanya Co., Ltd.	5,734	290,888
	Ichigo, Inc.	252,100	714,614
	Ichiken Co., Ltd.	5,400	83,558
	Ichikoh Industries, Ltd.	33,600	146,582
#	Ichinen Holdings Co., Ltd.	25,400	294,289
	Ichiyoshi Securities Co., Ltd.	45,800	183,161
	Icom, Inc.	11,100	289,276
#	IDEA Consultants, Inc.	3,900	68,653
	Idec Corp.	28,400	490,456
	Idemitsu Kosan Co., Ltd.	40,826	825,664
	IDOM, Inc.	67,000	366,710
	IHI Corp.	135,600	1,642,215
	Iida Group Holdings Co., Ltd.	17,420	315,165
	Iino Kaiun Kaisha, Ltd.	88,500	304,690
	IJTT Co., Ltd.	17,000	76,308
	Ikegami Tsushinki Co., Ltd.	5,800	44,566
#	Imagica Group, Inc.	11,000	39,989
#	Imasen Electric Industrial	13,500	75,700
	Imuraya Group Co., Ltd.	1,700	38,780
	Inaba Denki Sangyo Co., Ltd.	27,200	654,798
	Inaba Seisakusho Co., Ltd.	7,400	94,601
	Inabata & Co., Ltd.	48,600	563,801
	Ines Corp.	16,800	239,873
	I-Net Corp.	10,100	145,993
	Infocom Corp.	11,500	416,572
	Infomart Corp.	50,400	416,810
	Information Services International-Dentsu, Ltd.	8,500	533,774
	Innotech Corp.	12,900	116,465
	Inpex Corp.	440,500	2,089,026
	Insource Co., Ltd.	6,000	157,109
	Intage Holdings, Inc.	26,600	244,099
	Intelligent Wave, Inc.	2,400	16,321
#	Inter Action Corp.	7,600	127,180
	Internet Initiative Japan, Inc.	20,400	912,705
#	Inui Global Logistics Co., Ltd.	11,595	100,877
	I-O Data Device, Inc.	6,200	59,841
	I-PEX, Inc.	5,700	101,396
	IR Japan Holdings, Ltd.	2,800	310,008
	Iriso Electronics Co., Ltd.	6,900	262,712
	I’rom Group Co., Ltd.	2,900	48,682
	Ise Chemicals Corp.	1,000	27,832

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Iseki & Co., Ltd.	14,900	$192,011
	Isetan Mitsukoshi Holdings, Ltd.	186,500	908,282
	Ishihara Chemical Co., Ltd.	4,800	96,304
	Ishihara Sangyo Kaisha, Ltd.	34,900	226,672
	Ishii Iron Works Co., Ltd.	1,900	50,814
	Ishizuka Glass Co., Ltd.	1,800	31,843
	Isuzu Motors, Ltd.	202,800	1,645,417
	Itfor, Inc.	15,400	124,669
	ITmedia, Inc.	2,100	48,233
	Ito En, Ltd.	6,600	417,999
	ITOCHU Corp.	72,400	1,738,940
	Itochu Enex Co., Ltd.	66,100	621,824
	Itochu Techno-Solutions Corp.	4,600	156,066
	Itochu-Shokuhin Co., Ltd.	4,300	224,932
	Itoham Yonekyu Holdings, Inc.	124,278	832,047
	Itoki Corp.	33,553	109,078
	IwaiCosmo Holdings, Inc.	23,100	281,448
	Iwaki & Co., Ltd.	28,400	137,553
	Iwasaki Electric Co., Ltd.	6,400	82,341
	Iwatani Corp.	29,900	1,356,639
*	Iwatsu Electric Co., Ltd.	6,100	48,986
	Iwatsuka Confectionery Co., Ltd.	1,100	38,500
	Iyo Bank, Ltd. (The)	178,582	1,120,765
	Izumi Co., Ltd.	24,100	817,321
	J Front Retailing Co., Ltd.	85,500	651,529
#	J Trust Co., Ltd.	60,600	128,868
	JAC Recruitment Co., Ltd.	13,700	164,018
	Jaccs Co., Ltd.	23,600	412,142
	Jafco Group Co., Ltd.	28,700	1,297,986
	Jalux, Inc.	5,400	72,412
	Jamco Corp.	10,200	57,523
	Janome Sewing Machine Co., Ltd.	17,000	93,117
*	Japan Airlines Co., Ltd.	66,300	1,157,985
#	Japan Airport Terminal Co., Ltd.	5,800	251,901
	Japan Asia Group, Ltd.	16,900	55,199
*	Japan Asia Investment Co., Ltd.	16,300	32,323
	Japan Aviation Electronics Industry, Ltd.	47,200	650,015
	Japan Best Rescue System Co., Ltd.	12,500	119,532
	Japan Cash Machine Co., Ltd.	13,100	64,801
*	Japan Display, Inc.	1,192,000	583,851
	Japan Electronic Materials Corp.	7,300	120,415
	Japan Elevator Service Holdings Co., Ltd.	9,100	349,765
	Japan Exchange Group, Inc.	40,300	983,853
#	Japan Foundation Engineering Co., Ltd.	16,100	65,831
#	Japan Investment Adviser Co., Ltd.	6,100	73,281
	Japan Lifeline Co., Ltd.	29,900	385,834
	Japan Material Co., Ltd.	27,000	348,889
	Japan Medical Dynamic Marketing, Inc.	9,600	202,599
	Japan Oil Transportation Co., Ltd.	2,900	70,923
	Japan Petroleum Exploration Co., Ltd.	9,200	145,469
	Japan Post Holdings Co., Ltd.	150,800	1,034,705
#	Japan Property Management Center Co., Ltd.	6,200	80,024
	Japan Pulp & Paper Co., Ltd.	12,600	439,910
	Japan Securities Finance Co., Ltd.	94,200	443,726
	Japan Steel Works, Ltd. (The)	65,900	1,408,833
	Japan Tobacco, Inc.	41,600	783,210
	Japan Transcity Corp.	33,400	155,989
	Japan Wool Textile Co., Ltd. (The)	52,200	507,078
	Jastec Co., Ltd.	4,700	64,020

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	JBCC Holdings, Inc.	13,300	$192,900
	JCR Pharmaceuticals Co., Ltd.	2,800	72,510
	JCU Corp.	18,600	584,194
	Jeol, Ltd.	16,500	525,892
*	JFE Holdings, Inc.	58,660	412,155
	JGC Holdings Corp.	74,900	615,856
#*	JIG-SAW, Inc.	1,400	96,085
	Jimoto Holdings, Inc.	12,590	111,730
	JINS Holdings, Inc.	6,400	463,837
#	JK Holdings Co., Ltd.	14,300	106,589
	JM Holdings Co., Ltd.	7,200	163,773
	JMS Co., Ltd.	16,700	136,114
	Joban Kosan Co., Ltd.	4,100	56,029
	J-Oil Mills, Inc.	10,700	377,957
	Joshin Denki Co., Ltd.	17,100	424,080
	JP-Holdings, Inc.	22,600	64,661
	JSP Corp.	17,400	247,702
	JSR Corp.	3,100	70,066
	JTEKT Corp.	151,300	1,205,671
	Juki Corp.	28,800	122,078
	Juroku Bank, Ltd. (The)	31,100	570,465
	Justsystems Corp.	3,700	241,993
	JVCKenwood Corp.	176,870	239,300
	K&O Energy Group, Inc.	9,900	136,341
	Kadokawa Corp.	33,977	1,033,389
	Kaga Electronics Co., Ltd.	18,700	361,601
	Kagome Co., Ltd.	6,600	226,060
	Kajima Corp.	159,721	1,706,693
	Kakaku.com, Inc.	8,800	232,561
	Kaken Pharmaceutical Co., Ltd.	10,700	421,431
	Kakiyasu Honten Co., Ltd.	5,200	123,627
	Kamakura Shinsho, Ltd.	11,300	111,784
	Kameda Seika Co., Ltd.	2,900	131,313
	Kamei Corp.	18,600	187,866
	Kamigumi Co., Ltd.	57,100	1,021,570
	Kanaden Corp.	12,000	160,032
	Kanagawa Chuo Kotsu Co., Ltd.	4,600	169,317
	Kanamic Network Co., Ltd.	14,700	111,501
#	Kanamoto Co., Ltd.	36,500	752,986
	Kandenko Co., Ltd.	96,400	723,413
	Kaneka Corp.	51,000	1,427,195
	Kaneko Seeds Co., Ltd.	2,400	34,780
	Kanematsu Corp.	80,300	952,145
#	Kanematsu Electronics, Ltd.	8,300	335,525
	Kansai Mirai Financial Group, Inc.	73,332	267,297
	Kansai Paint Co., Ltd.	5,500	141,802
	Kansai Super Market, Ltd.	11,100	127,531
	Kanto Denka Kogyo Co., Ltd.	44,900	302,988
*	Kappa Create Co., Ltd.	600	8,165
	Kasai Kogyo Co., Ltd.	23,600	78,346
	Katakura Industries Co., Ltd.	18,300	202,272
	Katitas Co., Ltd.	18,400	522,024
	Kato Sangyo Co., Ltd.	5,300	176,098
	Kato Works Co., Ltd.	7,000	68,003
	KAWADA TECHNOLOGIES, Inc.	3,800	158,635
#	Kawagishi Bridge Works Co., Ltd.	1,600	37,243
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,900	68,154
*	Kawasaki Heavy Industries, Ltd.	131,800	1,574,634
*	Kawasaki Kisen Kaisha, Ltd.	83,499	1,020,355

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KDDI Corp.	78,300	$2,118,406
	Keihan Holdings Co., Ltd.	14,700	558,456
	Keihin Co., Ltd.	3,500	45,129
	Keiyo Bank, Ltd. (The)	95,900	431,849
	Keiyo Co., Ltd.	29,300	222,097
	KEL Corp.	4,100	32,917
	Kenedix, Inc.	149,300	773,684
	Kenko Mayonnaise Co., Ltd.	7,800	131,423
	Kewpie Corp.	18,300	374,527
	KFC Holdings Japan, Ltd.	12,500	299,102
	KH Neochem Co., Ltd.	31,200	730,091
#	Kimoto Co., Ltd.	28,900	46,287
#	Kimura Chemical Plants Co., Ltd.	18,500	75,163
	Kimura Unity Co., Ltd.	2,800	27,512
	Kinden Corp.	76,100	1,193,236
	King Co., Ltd.	900	4,624
*	Kinki Sharyo Co., Ltd. (The)	4,300	53,383
#	Kintetsu Department Store Co., Ltd.	5,300	162,257
	Kintetsu World Express, Inc.	39,300	835,442
	Kirin Holdings Co., Ltd.	18,980	342,178
	Kirindo Holdings Co., Ltd.	5,300	177,210
#	Kissei Pharmaceutical Co., Ltd.	26,000	511,655
#	Ki-Star Real Estate Co., Ltd.	9,100	225,569
	Kitagawa Corp.	8,200	101,458
	Kita-Nippon Bank, Ltd. (The)	5,600	102,104
	Kitano Construction Corp.	3,200	77,580
#	Kitanotatsujin Corp.	24,800	115,539
	Kito Corp.	24,400	300,850
	Kitz Corp.	70,000	378,830
	Kiyo Bank, Ltd. (The)	61,300	915,985
*	KLab, Inc.	29,000	233,487
	Koa Corp.	31,900	395,923
	Koatsu Gas Kogyo Co., Ltd.	24,600	180,287
	Kobayashi Pharmaceutical Co., Ltd.	1,500	146,169
#	Kobe Bussan Co., Ltd.	16,800	472,669
*	Kobe Electric Railway Co., Ltd.	1,600	54,964
*	Kobe Steel, Ltd.	184,500	720,365
#	Kobelco Eco-Solutions Co., Ltd.	2,800	56,034
	Kohnan Shoji Co., Ltd.	33,000	1,126,817
	Kohsoku Corp.	6,900	97,406
	Koito Manufacturing Co., Ltd.	17,000	819,804
	Kojima Co., Ltd.	19,500	129,190
	Kokusai Co., Ltd.	2,800	21,707
	Kokusai Pulp & Paper Co., Ltd.	5,800	13,998
	Kokuyo Co., Ltd.	49,000	665,795
	KOMAIHALTEC, Inc.	3,399	46,333
	Komatsu Matere Co., Ltd.	20,900	169,542
	Komatsu Wall Industry Co., Ltd.	6,800	110,541
	Komatsu, Ltd.	49,600	1,118,255
	KOMEDA Holdings Co., Ltd.	23,800	420,654
	Komehyo Holdings Co., Ltd.	5,700	39,056
	Komeri Co., Ltd.	26,600	783,153
	Komori Corp.	46,700	299,844
	Konaka Co., Ltd.	25,800	64,679
	Konami Holdings Corp.	14,800	579,247
	Kondotec, Inc.	16,000	154,544
	Konica Minolta, Inc.	335,700	855,287
	Konishi Co., Ltd.	22,500	327,197
	Konoike Transport Co., Ltd.	25,500	266,587

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kosaido Co., Ltd.	14,900	$87,215
	Kose Corp.	3,800	484,407
#	Koshidaka Holdings Co., Ltd.	36,700	137,289
	Kotobuki Spirits Co., Ltd.	9,100	421,953
	Kourakuen Holdings Corp.	3,200	49,866
	Kozo Keikaku Engineering, Inc.	3,200	75,961
	Krosaki Harima Corp.	5,600	151,766
	KRS Corp.	6,100	95,888
	K’s Holdings Corp.	42,820	546,848
	KU Holdings Co., Ltd.	9,100	67,381
	Kubota Corp.	55,700	967,958
	Kumagai Gumi Co., Ltd.	37,100	857,497
#	Kumiai Chemical Industry Co., Ltd.	11,200	107,675
	Kunimine Industries Co., Ltd.	2,200	22,170
	Kura Sushi, Inc.	3,300	199,028
	Kurabo Industries, Ltd.	12,500	225,025
	Kuraray Co., Ltd.	191,900	1,774,878
	Kureha Corp.	17,500	742,882
	Kurimoto, Ltd.	8,300	146,440
	Kurita Water Industries, Ltd.	30,400	904,513
	Kuriyama Holdings Corp.	3,000	16,280
	Kusuri no Aoki Holdings Co., Ltd.	4,700	375,182
*	KYB Corp.	10,500	217,108
	Kyocera Corp.	18,085	995,985
	Kyodo Printing Co., Ltd.	7,300	171,227
	Kyoei Steel, Ltd.	13,800	173,747
	Kyokuto Boeki Kaisha, Ltd.	4,600	58,675
	Kyokuto Kaihatsu Kogyo Co., Ltd.	32,400	399,698
	Kyokuto Securities Co., Ltd.	17,800	115,473
	Kyokuyo Co., Ltd.	7,500	196,010
	Kyoritsu Maintenance Co., Ltd.	14,240	509,509
	Kyoritsu Printing Co., Ltd.	23,500	28,374
	Kyosan Electric Manufacturing Co., Ltd.	47,300	187,747
	Kyowa Electronic Instruments Co., Ltd.	14,300	58,683
	Kyowa Exeo Corp.	29,954	690,646
	Kyowa Kirin Co., Ltd.	2,300	57,117
	Kyowa Leather Cloth Co., Ltd.	13,200	78,939
	Kyudenko Corp.	23,000	627,699
	Kyushu Electric Power Co., Inc.	30,800	258,210
	Kyushu Financial Group, Inc.	255,880	1,196,889
#	LAC Co., Ltd.	13,800	161,442
#	Lacto Japan Co., Ltd.	4,700	143,667
	Lasertec Corp.	10,600	918,181
	Lawson, Inc.	5,200	238,917
	LEC, Inc.	21,200	299,398
	Life Corp.	9,000	316,525
*	LIFULL Co., Ltd.	22,000	82,701
	Like Co., Ltd.	3,600	73,600
	Linical Co., Ltd.	4,700	33,329
#	Link And Motivation, Inc.	20,000	75,807
	Lintec Corp.	28,400	629,566
	Lion Corp.	11,700	238,579
*	Litalico, Inc.	1,700	44,862
	LIXIL Group Corp.	95,200	2,067,195
	Lonseal Corp.	1,600	25,082
	Look Holdings, Inc.	5,800	53,147
*	M&A Capital Partners Co., Ltd.	5,800	262,496
	Mabuchi Motor Co., Ltd.	6,500	267,987
	Macnica Fuji Electronics Holdings, Inc.	50,050	895,079

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Macromill, Inc.	42,300	$262,644
	Maeda Corp.	136,100	979,941
	Maeda Kosen Co., Ltd.	16,000	424,734
	Maeda Road Construction Co., Ltd.	8,100	135,029
	Maezawa Kasei Industries Co., Ltd.	11,300	105,822
	Maezawa Kyuso Industries Co., Ltd.	8,400	180,184
	Makino Milling Machine Co., Ltd.	22,000	757,247
	Makita Corp., Sponsored ADR	3,976	181,783
	Mani, Inc.	6,600	165,111
#	MarkLines Co., Ltd.	1,500	32,416
	Mars Group Holdings Corp.	8,400	128,938
	Marubeni Corp.	156,300	816,074
	Marubun Corp.	13,800	63,975
	Marudai Food Co., Ltd.	19,200	301,520
	Marufuji Sheet Piling Co., Ltd.	1,100	20,111
	Maruha Nichiro Corp.	42,800	896,447
	Marui Group Co., Ltd.	41,600	751,792
	Maruichi Steel Tube, Ltd.	15,000	344,123
	Maruka Corp.	3,700	74,943
	Marusan Securities Co., Ltd.	72,100	322,399
	Maruwa Co., Ltd.	5,700	592,962
	Maruwa Unyu Kikan Co., Ltd.	6,100	262,106
#	Maruyama Manufacturing Co., Inc.	2,800	33,869
	Maruzen CHI Holdings Co., Ltd.	10,600	37,182
#	Maruzen Co., Ltd.	6,000	99,789
	Maruzen Showa Unyu Co., Ltd.	13,900	407,485
	Marvelous, Inc.	18,400	138,247
	Matsuda Sangyo Co., Ltd.	10,500	144,379
#	Matsui Construction Co., Ltd.	17,600	115,215
	Matsumotokiyoshi Holdings Co., Ltd.	2,900	107,057
	Matsuoka Corp.	900	19,193
	Matsuyafoods Holdings Co., Ltd.	5,800	191,318
	Max Co., Ltd.	13,400	187,368
*	Maxell Holdings, Ltd.	50,600	529,005
	Maxvalu Tokai Co., Ltd.	3,800	94,720
	Mazda Motor Corp.	168,700	885,814
	MCJ Co., Ltd.	51,200	471,855
	Mebuki Financial Group, Inc.	519,522	1,043,818
	MEC Co., Ltd.	10,200	205,168
	Media Do Co., Ltd.	4,400	311,161
*	Medical & Biological Laboratories Co., Ltd.	1,800	76,034
*	Medical Data Vision Co., Ltd.	10,600	248,930
	Medical System Network Co., Ltd.	20,600	90,463
	Medipal Holdings Corp.	13,900	247,780
	Megachips Corp.	12,500	332,531
	Megmilk Snow Brand Co., Ltd.	29,100	630,577
	Meidensha Corp.	33,900	518,365
	Meiji Electric Industries Co., Ltd.	4,500	56,916
	MEIJI Holdings Co., Ltd.	6,700	485,412
	Meiji Shipping Co., Ltd.	6,100	20,359
	Meiko Electronics Co., Ltd.	20,700	355,223
	Meiko Network Japan Co., Ltd.	13,400	77,522
	Meisei Industrial Co., Ltd.	28,700	221,000
	Meitec Corp.	12,900	639,520
	Meito Sangyo Co., Ltd.	8,200	109,114
	Meiwa Corp.	24,900	97,932
	Meiwa Estate Co., Ltd.	10,900	45,878
	Melco Holdings, Inc.	3,300	85,399
	Members Co., Ltd.	2,700	46,055

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Menicon Co., Ltd.	13,700	$967,325
	Mercari, Inc.	0	0
#	Mercuria Investment Co., Ltd.	4,800	27,675
#*	Metaps, Inc.	8,500	76,956
	METAWATER Co., Ltd.	9,600	225,072
	Michinoku Bank, Ltd. (The)	15,291	168,388
#	Mie Kotsu Group Holdings, Inc.	47,700	207,741
	Mikuni Corp.	22,800	56,056
	Milbon Co., Ltd.	9,504	487,617
*	Mimaki Engineering Co., Ltd.	14,100	55,007
	Mimasu Semiconductor Industry Co., Ltd.	14,900	350,291
	Minebea Mitsumi, Inc.	54,639	986,854
	Ministop Co., Ltd.	11,700	146,332
	Miraial Co., Ltd.	3,700	43,196
	Mirait Holdings Corp.	79,510	1,131,915
	Miroku Jyoho Service Co., Ltd.	8,100	164,061
	MISUMI Group, Inc.	15,900	472,223
	Mitani Corp.	8,000	504,441
	Mitani Sangyo Co., Ltd.	14,200	58,347
	Mitani Sekisan Co., Ltd.	4,200	189,421
	Mito Securities Co., Ltd.	39,400	82,050
*	Mitsuba Corp.	38,601	140,939
	Mitsubishi Chemical Holdings Corp.	122,580	689,900
	Mitsubishi Corp.	121,900	2,719,755
	Mitsubishi Electric Corp.	98,000	1,262,131
	Mitsubishi Estate Co., Ltd.	51,100	762,201
	Mitsubishi Gas Chemical Co., Inc.	88,994	1,622,314
	Mitsubishi Heavy Industries, Ltd.	160,000	3,437,635
	Mitsubishi Kakoki Kaisha, Ltd.	4,100	75,900
	Mitsubishi Logisnext Co., Ltd.	29,000	244,772
	Mitsubishi Logistics Corp.	32,399	852,652
	Mitsubishi Materials Corp.	63,180	1,159,305
*	Mitsubishi Motors Corp.	103,800	190,372
	Mitsubishi Paper Mills, Ltd.	19,900	59,350
	Mitsubishi Pencil Co., Ltd.	2,250	28,965
	Mitsubishi Research Institute, Inc.	4,900	177,657
	Mitsubishi Shokuhin Co., Ltd.	13,600	354,442
*	Mitsubishi Steel Manufacturing Co., Ltd.	12,100	59,798
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	4,403,108
	Mitsubishi UFJ Lease & Finance Co., Ltd.	287,100	1,216,440
	Mitsuboshi Belting, Ltd.	22,300	349,099
	Mitsui & Co., Ltd., Sponsored ADR	106	33,473
	Mitsui & Co., Ltd.	153,400	2,402,780
	Mitsui Chemicals, Inc.	68,500	1,754,445
*	Mitsui E&S Holdings Co., Ltd.	43,600	138,062
	Mitsui Fudosan Co., Ltd.	82,700	1,408,179
	Mitsui High-Tec, Inc.	15,300	311,756
	Mitsui Matsushima Holdings Co., Ltd.	13,300	86,643
	Mitsui Mining & Smelting Co., Ltd.	69,200	1,746,778
	Mitsui OSK Lines, Ltd.	82,000	1,851,108
	Mitsui Sugar Co., Ltd.	17,800	309,448
	Mitsui-Soko Holdings Co., Ltd.	27,000	476,591
	Mitsuuroko Group Holdings Co., Ltd.	33,400	399,724
	Miura Co., Ltd.	1,900	89,517
	Mixi, Inc.	41,200	1,133,859
	Miyaji Engineering Group, Inc.	5,800	93,672
	Miyazaki Bank, Ltd. (The)	14,400	310,670
	Miyoshi Oil & Fat Co., Ltd.	7,500	82,450
	Mizuho Financial Group, Inc.	219,305	2,700,088

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mizuho Leasing Co., Ltd.	25,800	$657,690
	Mizuno Corp.	18,200	304,449
	Mochida Pharmaceutical Co., Ltd.	2,900	105,890
	Modec, Inc.	9,400	136,547
	Monex Group, Inc.	177,300	426,269
#	Money Partners Group Co., Ltd.	13,100	25,254
	Monogatari Corp. (The)	4,500	459,859
	MonotaRO Co., Ltd.	16,200	896,050
	MORESCO Corp.	4,200	38,893
	Morinaga & Co., Ltd.	9,200	349,556
	Morinaga Milk Industry Co., Ltd.	32,100	1,547,628
	Moriroku Holdings Co., Ltd.	3,700	64,524
	Morita Holdings Corp.	20,900	382,074
	Morito Co., Ltd.	12,400	78,767
	Morozoff, Ltd.	1,900	103,031
	Mory Industries, Inc.	4,800	108,646
#	MrMax Holdings, Ltd.	20,900	153,086
	MS&AD Insurance Group Holdings, Inc.	41,282	1,129,692
	MTI, Ltd.	13,500	119,142
	Mugen Estate Co., Ltd.	12,100	54,751
	m-up Holdings, Inc.	3,100	75,308
	Murakami Corp.	3,000	74,379
	Murata Manufacturing Co., Ltd.	19,300	1,353,483
	Musashi Seimitsu Industry Co., Ltd.	52,600	549,818
	Musashino Bank, Ltd. (The)	28,600	424,034
	Mutoh Holdings Co., Ltd.	1,900	27,251
	N Field Co., Ltd.	5,200	33,279
	Nabtesco Corp.	7,000	261,508
	NAC Co., Ltd.	7,600	65,508
	Nachi-Fujikoshi Corp.	15,600	618,346
	Nadex Co., Ltd.	4,800	28,568
	Nafco Co., Ltd.	500	10,994
	Nagano Bank, Ltd. (The)	7,500	100,826
	Nagano Keiki Co., Ltd.	13,900	102,318
	Nagase & Co., Ltd.	100,900	1,315,750
	Nagatanien Holdings Co., Ltd.	8,400	178,222
	Nagawa Co., Ltd.	300	21,024
	Nagoya Railroad Co., Ltd.	5,600	149,269
	Naigai Trans Line, Ltd.	1,700	19,628
	Nakabayashi Co., Ltd.	16,400	96,132
	Nakamuraya Co., Ltd.	2,608	99,712
	Nakanishi, Inc.	10,800	192,725
	Nakano Corp.	13,000	51,186
	Nakayama Steel Works, Ltd.	17,200	57,629
	Nakayamafuku Co., Ltd.	4,900	22,589
	Nakayo, Inc.	1,800	24,670
	Namura Shipbuilding Co., Ltd.	38,900	54,969
	Nankai Electric Railway Co., Ltd.	8,600	196,379
	Nanto Bank, Ltd. (The)	31,200	553,623
	Narasaki Sangyo Co., Ltd.	2,400	47,508
	Natori Co., Ltd.	4,100	77,995
	NEC Capital Solutions, Ltd.	11,100	188,588
	NEC Corp.	25,800	1,299,550
	NEC Networks & System Integration Corp.	15,600	270,510
	NET One Systems Co., Ltd.	19,600	586,011
	Neturen Co., Ltd.	22,800	104,599
	Nexon Co., Ltd.	11,100	309,367
	Nextage Co., Ltd.	31,400	376,931
#	NF Holdings Corp.	3,200	56,404

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NGK Insulators, Ltd.	26,600	$379,998
	NGK Spark Plug Co., Ltd.	109,700	1,929,287
	NH Foods, Ltd.	6,700	274,452
	NHK Spring Co., Ltd.	191,200	1,156,113
	Nicca Chemical Co., Ltd.	4,600	40,000
*	Nice Corp.	5,300	65,192
	Nichia Steel Works, Ltd.	27,100	72,646
	Nichias Corp.	48,900	1,059,091
	Nichiban Co., Ltd.	6,000	93,987
	Nichicon Corp.	55,500	449,369
	Nichiden Corp.	9,100	189,040
	Nichiha Corp.	25,700	748,874
	Nichi-iko Pharmaceutical Co., Ltd.	47,200	467,293
	Nichimo Co., Ltd.	1,300	22,498
	Nichirei Corp.	25,500	642,569
	Nichireki Co., Ltd.	21,400	345,109
	Nichirin Co., Ltd.	7,920	104,966
	Nifco, Inc.	35,900	1,074,564
	Nihon Chouzai Co., Ltd.	12,880	208,094
*	Nihon Dempa Kogyo Co., Ltd.	9,100	34,907
	Nihon Dengi Co., Ltd.	2,200	71,257
	Nihon Denkei Co., Ltd.	2,700	30,229
	Nihon Flush Co., Ltd.	11,200	144,434
#	Nihon House Holdings Co., Ltd.	31,500	70,691
#	Nihon Kagaku Sangyo Co., Ltd.	9,900	99,552
	Nihon Kohden Corp.	8,300	259,612
	Nihon M&A Center, Inc.	17,700	1,039,371
	Nihon Nohyaku Co., Ltd.	24,900	114,906
	Nihon Parkerizing Co., Ltd.	53,600	528,232
	Nihon Plast Co., Ltd.	14,500	56,431
	Nihon Tokushu Toryo Co., Ltd.	9,000	80,271
	Nihon Unisys, Ltd.	16,300	480,466
	Nihon Yamamura Glass Co., Ltd.	7,900	63,544
#	Niitaka Co., Ltd.	2,400	69,126
#	Nikkato Corp.	5,800	39,030
	Nikkiso Co., Ltd.	75,000	719,064
	Nikko Co., Ltd.	28,400	181,842
#	Nikkon Holdings Co., Ltd.	58,000	1,110,042
	Nikon Corp.	66,400	404,665
#	Nippi, Inc.	1,599	55,250
	Nippo Corp.	32,700	839,937
	Nippon Air Conditioning Services Co., Ltd.	16,100	112,463
	Nippon Aqua Co., Ltd.	9,500	62,116
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,700	160,259
	Nippon Carbide Industries Co., Inc.	2,400	27,519
	Nippon Carbon Co., Ltd.	9,400	327,293
	Nippon Chemical Industrial Co., Ltd.	5,900	135,598
*	Nippon Chemi-Con Corp.	10,400	133,012
	Nippon Chemiphar Co., Ltd.	1,600	39,152
	Nippon Coke & Engineering Co., Ltd.	160,700	100,175
	Nippon Commercial Development Co., Ltd.	11,300	182,906
#	Nippon Concrete Industries Co., Ltd.	38,600	117,923
*	Nippon Denko Co., Ltd.	100,165	235,961
	Nippon Densetsu Kogyo Co., Ltd.	23,700	459,220
	Nippon Dry-Chemical Co., Ltd.	2,200	29,276
	Nippon Electric Glass Co., Ltd.	53,500	1,052,236
	Nippon Express Co., Ltd.	24,300	1,362,733
#	Nippon Filcon Co., Ltd.	6,700	33,041
	Nippon Fine Chemical Co., Ltd.	12,300	176,512

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Flour Mills Co., Ltd.	41,800	$670,464
	Nippon Gas Co., Ltd.	22,800	1,087,485
	Nippon Hume Corp.	13,600	104,593
	Nippon Kayaku Co., Ltd.	110,800	953,514
	Nippon Kodoshi Corp.	5,300	89,676
	Nippon Koei Co., Ltd.	11,800	311,080
*	Nippon Koshuha Steel Co., Ltd.	6,600	21,307
	Nippon Light Metal Holdings Co., Ltd.	65,800	1,039,270
	Nippon Paper Industries Co., Ltd.	107,424	1,213,108
	Nippon Parking Development Co., Ltd., Class C	143,500	175,939
	Nippon Pillar Packing Co., Ltd.	23,300	317,585
	Nippon Piston Ring Co., Ltd.	5,800	53,467
	Nippon Road Co., Ltd. (The)	6,700	486,694
	Nippon Sanso Holdings Corp.	25,000	366,541
	Nippon Seiki Co., Ltd.	44,400	500,510
	Nippon Seisen Co., Ltd.	3,500	106,188
*	Nippon Sharyo, Ltd.	6,500	148,427
#*	Nippon Sheet Glass Co., Ltd.	88,100	306,300
	Nippon Shokubai Co., Ltd.	11,500	563,138
	Nippon Signal Co., Ltd.	14,500	126,279
	Nippon Soda Co., Ltd.	24,800	650,820
*	Nippon Steel Corp.	180,750	1,753,121
	Nippon Steel Trading Corp.	15,100	430,404
	Nippon Suisan Kaisha, Ltd.	277,600	1,069,369
	Nippon Systemware Co., Ltd.	8,700	171,252
	Nippon Thompson Co., Ltd.	76,800	255,940
	Nippon Yakin Kogyo Co., Ltd.	19,500	280,702
	Nippon Yusen K.K.	138,222	2,551,236
	Nipro Corp.	127,200	1,338,421
	Nishikawa Rubber Co., Ltd.	1,400	17,977
	Nishimatsu Construction Co., Ltd.	51,600	1,002,332
	Nishimatsuya Chain Co., Ltd.	39,200	637,430
	Nishimoto Co., Ltd.	2,400	42,935
	Nishi-Nippon Financial Holdings, Inc.	120,100	813,597
	Nishi-Nippon Railroad Co., Ltd.	11,400	301,205
	Nishio Rent All Co., Ltd.	24,000	465,795
	Nissan Chemical Corp.	12,300	652,769
*	Nissan Motor Co., Ltd.	297,700	1,054,016
	Nissan Shatai Co., Ltd.	58,100	490,585
	Nissan Tokyo Sales Holdings Co., Ltd.	18,900	45,425
	Nissei ASB Machine Co., Ltd.	4,200	163,502
#	Nissei Plastic Industrial Co., Ltd.	12,600	101,773
	Nissha Co., Ltd.	42,500	500,388
	Nisshin Group Holdings Co., Ltd.	25,100	94,545
	Nisshin Oillio Group, Ltd. (The)	23,700	681,255
	Nisshin Seifun Group, Inc.	7,700	115,953
	Nisshinbo Holdings, Inc.	166,238	1,107,989
	Nissin Corp.	9,200	128,792
	Nissin Electric Co., Ltd.	37,100	371,409
	Nissin Foods Holdings Co., Ltd.	1,100	95,248
	Nissin Sugar Co., Ltd.	12,200	212,556
	Nisso Corp.	21,600	157,914
	Nissui Pharmaceutical Co., Ltd.	8,900	84,681
	Nitta Corp.	19,700	415,399
	Nitta Gelatin, Inc.	12,000	77,978
	Nittan Valve Co., Ltd.	20,800	41,002
	Nittetsu Mining Co., Ltd.	4,600	199,180
	Nitto Denko Corp.	14,400	1,011,683
	Nitto Fuji Flour Milling Co., Ltd.	1,100	69,285

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Kogyo Corp.	22,900	$423,027
	Nitto Kohki Co., Ltd.	8,600	142,900
	Nitto Seiko Co., Ltd.	27,700	120,190
	Nittoc Construction Co., Ltd.	27,600	210,360
	NJS Co., Ltd.	5,300	94,815
	Noda Corp.	10,400	69,233
#	Noevir Holdings Co., Ltd.	6,800	303,593
	NOF Corp.	7,000	263,076
	Nohmi Bosai, Ltd.	12,700	274,950
	Nojima Corp.	25,500	715,658
	NOK Corp.	55,300	630,642
	Nomura Co., Ltd.	57,000	368,083
	Nomura Holdings, Inc.	302,700	1,355,623
	Nomura Holdings, Inc., Sponsored ADR	13,920	62,083
	Nomura Real Estate Holdings, Inc.	87,800	1,533,551
	Noritake Co., Ltd.	10,700	314,762
	Noritsu Koki Co., Ltd.	21,100	390,552
	Noritz Corp.	24,700	360,171
	North Pacific Bank, Ltd.	289,100	611,771
	Nozawa Corp.	6,200	39,282
	NS Solutions Corp.	9,800	286,989
	NS United Kaiun Kaisha, Ltd.	9,900	134,325
	NSD Co., Ltd.	28,480	500,241
	NSK, Ltd.	82,000	656,498
*	NTN Corp.	376,500	698,289
	NTT Data Corp.	26,500	299,084
	NTT DOCOMO, Inc.	51,572	1,920,293
*	OAK Capital Corp.	40,800	36,857
	Obara Group, Inc.	8,300	288,044
	Obayashi Corp.	362,900	3,036,870
	OBIC Business Consultants Co., Ltd.	900	48,435
	Oenon Holdings, Inc.	45,000	173,940
	Ogaki Kyoritsu Bank, Ltd. (The)	35,500	791,945
#*	Ohara, Inc.	3,100	36,714
#	Ohashi Technica, Inc.	10,800	144,270
	Ohmoto Gumi Co., Ltd.	700	29,257
	Ohsho Food Service Corp.	4,000	220,042
#	OIE Sangyo Co., Ltd.	1,187	15,927
	Oiles Corp.	25,016	349,355
	Oita Bank, Ltd. (The)	13,700	316,391
	Oji Holdings Corp.	478,100	2,014,913
	Okabe Co., Ltd.	33,600	254,235
	Okamoto Industries, Inc.	5,700	234,644
	Okamoto Machine Tool Works, Ltd.	3,700	80,076
	Okamura Corp.	63,800	487,243
	Okasan Securities Group, Inc.	125,100	408,805
	Oki Electric Industry Co., Ltd.	90,200	837,398
	Okinawa Cellular Telephone Co.	8,100	324,372
	Okinawa Electric Power Co., Inc. (The)	11,152	162,726
	OKUMA Corp.	22,300	1,082,394
	Okumura Corp.	22,400	518,914
	Okura Industrial Co., Ltd.	4,500	74,800
	Okuwa Co., Ltd.	19,500	261,221
#	Olympic Group Corp.	7,700	72,391
	Omron Corp.	2,900	209,397
	Ono Pharmaceutical Co., Ltd.	7,700	219,644
	ONO Sokki Co., Ltd.	8,300	40,852
	Onoken Co., Ltd.	10,800	120,245
	Onward Holdings Co., Ltd.	91,300	178,784

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Open Door, Inc.	6,300	$71,828
	Open House Co., Ltd.	15,300	520,998
	Optex Group Co., Ltd.	12,400	184,773
*	Optim Corp.	7,600	213,127
	Optorun Co., Ltd.	9,600	189,069
	Oracle Corp.	1,000	99,940
	Organo Corp.	6,600	345,156
	Orient Corp.	246,500	273,540
	Origin Co., Ltd.	4,200	54,811
	ORIX Corp.	171,000	1,999,885
#	Oro Co., Ltd.	3,600	110,755
#	Osaka Organic Chemical Industry, Ltd.	12,000	316,300
	Osaka Soda Co., Ltd.	9,200	219,154
	Osaka Steel Co., Ltd.	11,000	118,142
	OSAKA Titanium Technologies Co., Ltd.	2,500	18,428
	Osaki Electric Co., Ltd.	26,500	159,867
	OSG Corp.	63,900	957,289
	OSJB Holdings Corp.	119,700	274,297
	Otsuka Corp.	6,200	284,900
	Otsuka Holdings Co., Ltd.	16,700	618,510
	OUG Holdings, Inc.	2,000	54,491
	Outsourcing, Inc.	112,600	1,044,252
	Oyo Corp.	14,100	161,868
	Pacific Industrial Co., Ltd.	50,600	508,161
#	Pacific Metals Co., Ltd.	19,499	301,145
	Pack Corp. (The)	5,800	162,978
	PAL GROUP Holdings Co., Ltd.	18,300	212,893
	PALTAC Corp.	3,450	192,881
	Paltek Corp.	7,400	37,195
	Pan Pacific International Holdings Corp.	18,800	398,907
	Panasonic Corp.	161,523	1,492,074
	Panasonic Corp., Sponsored ADR	26,580	245,599
	Paraca, Inc.	3,600	54,480
	Paramount Bed Holdings Co., Ltd.	9,900	381,426
	Paris Miki Holdings, Inc.	24,000	63,391
*	Park24 Co., Ltd.	15,800	213,424
	Parker Corp.	8,500	35,108
#	Pasco Corp.	2,600	31,194
	Pasona Group, Inc.	27,400	419,550
	PC Depot Corp.	26,500	161,716
#	PCA Corp.	2,400	107,853
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	37,671
	Penta-Ocean Construction Co., Ltd.	252,600	1,601,782
*	PeptiDream, Inc.	2,800	129,397
	Persol Holdings Co., Ltd.	53,600	811,836
	Phil Co., Inc.	1,400	27,080
	Pickles Corp.	4,300	115,550
	Pigeon Corp.	8,400	386,833
	Pilot Corp.	12,400	345,883
	Piolax, Inc.	32,600	478,226
	Plenus Co., Ltd.	2,200	35,948
	Pola Orbis Holdings, Inc.	8,500	167,613
	Poletowin Pitcrew Holdings, Inc.	21,400	186,430
	Premium Group Co., Ltd.	9,200	174,559
	Press Kogyo Co., Ltd.	94,800	252,282
	Pressance Corp.	32,400	442,007
	Prestige International, Inc.	39,100	332,733
	Prima Meat Packers, Ltd.	24,200	690,503
	Pronexus, Inc.	7,400	76,979

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Prored Partners Co., Ltd.	2,600	$116,861
	Prospect Co., Ltd.	441,000	148,319
	Proto Corp.	23,700	255,237
	PS Mitsubishi Construction Co., Ltd.	36,800	198,651
#	Punch Industry Co., Ltd.	15,000	63,013
*	QB Net Holdings Co., Ltd.	8,300	121,896
	Qol Holdings Co., Ltd.	20,500	223,581
	Quick Co., Ltd.	5,300	51,845
#	Raccoon Holdings, Inc.	7,100	135,285
	Raito Kogyo Co., Ltd.	26,400	374,424
	Raiznext Corp.	22,600	261,911
#	Rakus Co., Ltd.	24,200	475,570
	Rasa Corp.	5,700	48,271
	Rasa Industries, Ltd.	6,400	121,107
	Raysum Co., Ltd.	14,300	129,752
	Relia, Inc.	33,600	382,313
	Relo Group, Inc.	24,300	583,170
	Renaissance, Inc.	10,500	75,313
*	Renesas Electronics Corp.	146,200	1,206,829
	Rengo Co., Ltd.	196,300	1,510,321
*	RENOVA, Inc.	10,800	172,246
	Resona Holdings, Inc.	468,800	1,545,621
	Resorttrust, Inc.	53,400	752,069
	Restar Holdings Corp.	10,400	222,779
#	Retail Partners Co., Ltd.	8,800	118,385
	Rheon Automatic Machinery Co., Ltd.	13,100	127,136
	Rhythm Co., Ltd.	5,400	32,041
#	Riberesute Corp.	7,200	52,569
	Ricoh Co., Ltd.	241,900	1,588,610
	Ricoh Leasing Co., Ltd.	19,300	517,559
*	Right On Co., Ltd.	6,100	36,015
	Riken Corp.	7,100	168,857
	Riken Keiki Co., Ltd.	6,500	168,071
	Riken Technos Corp.	35,100	133,889
	Riken Vitamin Co., Ltd.	10,000	147,640
	Ringer Hut Co., Ltd.	1,300	28,092
	Rinnai Corp.	1,000	98,536
	Rion Co., Ltd.	5,500	118,366
	Riso Kagaku Corp.	12,900	154,886
	Riso Kyoiku Co., Ltd.	76,100	222,440
#	Rock Field Co., Ltd.	9,100	123,957
	Rohm Co., Ltd.	4,300	330,614
	Rohto Pharmaceutical Co., Ltd.	9,400	293,872
	Rokko Butter Co., Ltd.	8,600	140,012
	Roland DG Corp.	13,700	168,541
	Rorze Corp.	9,300	414,205
#	Round One Corp.	71,500	561,574
	Royal Holdings Co., Ltd.	16,900	287,164
#*	Rozetta Corp.	4,500	85,986
	RS Technologies Co., Ltd.	1,700	57,334
	Ryobi, Ltd.	22,700	245,373
	Ryoden Corp.	16,900	248,078
	Ryohin Keikaku Co., Ltd.	56,300	1,181,699
	Ryosan Co., Ltd.	21,700	401,444
	Ryoyo Electro Corp.	7,400	204,120
	S Foods, Inc.	12,200	406,330
	S&B Foods, Inc.	2,600	112,351
	Sac’s Bar Holdings, Inc.	14,850	77,039
	Saibu Gas Co., Ltd.	9,000	216,403

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Saizeriya Co., Ltd.	8,300	$144,067
	Sakai Chemical Industry Co., Ltd.	10,500	194,355
	Sakai Heavy Industries, Ltd.	3,400	77,542
	Sakai Moving Service Co., Ltd.	5,700	257,324
	Sakai Ovex Co., Ltd.	3,400	60,555
	Sakata INX Corp.	46,600	485,455
	Sakura Internet, Inc.	14,000	100,704
	Sala Corp.	44,000	246,622
#	SAMTY Co., Ltd.	23,300	369,138
	San Holdings, Inc.	8,400	92,925
	San ju San Financial Group, Inc.	13,460	168,189
	San-A Co., Ltd.	3,200	133,282
	San-Ai Oil Co., Ltd.	62,600	631,170
*	Sanden Holdings Corp.	12,600	41,995
	Sanei Architecture Planning Co., Ltd.	7,900	130,196
	Sangetsu Corp.	18,500	266,617
	San-In Godo Bank, Ltd. (The)	155,000	780,094
#*	Sanix, Inc.	35,600	83,799
	Sanken Electric Co., Ltd.	26,500	848,377
	Sanki Engineering Co., Ltd.	41,700	452,097
#	Sanko Gosei, Ltd.	22,300	57,883
	Sanko Metal Industrial Co., Ltd.	1,700	40,779
	Sankyo Co., Ltd.	10,200	259,969
	Sankyo Frontier Co., Ltd.	1,300	48,618
	Sankyo Seiko Co., Ltd.	35,800	143,855
	Sankyo Tateyama, Inc.	22,900	203,331
	Sankyu, Inc.	25,500	913,451
#	Sanoh Industrial Co., Ltd.	35,200	203,871
	Sanoyas Holdings Corp.	14,700	22,009
	Sansei Technologies, Inc.	6,200	35,216
	Sansha Electric Manufacturing Co., Ltd.	10,000	57,380
	Sanshin Electronics Co., Ltd.	9,400	181,802
	Santen Pharmaceutical Co., Ltd.	15,400	274,366
	Sanwa Holdings Corp.	160,900	1,835,368
	Sanyo Chemical Industries, Ltd.	11,500	487,345
	Sanyo Denki Co., Ltd.	8,000	352,680
	Sanyo Electric Railway Co., Ltd.	5,100	100,229
	Sanyo Engineering & Construction, Inc.	4,000	27,751
	Sanyo Shokai, Ltd.	7,237	34,283
*	Sanyo Special Steel Co., Ltd.	20,300	199,040
	Sanyo Trading Co., Ltd.	25,100	231,033
	Sapporo Holdings, Ltd.	53,500	873,598
	Sata Construction Co., Ltd.	11,300	48,176
	Sato Holdings Corp.	17,000	323,708
	Sato Shoji Corp.	13,300	117,559
#	Satori Electric Co., Ltd.	8,800	64,620
	Sawada Holdings Co., Ltd.	21,400	187,299
	Sawai Pharmaceutical Co., Ltd.	9,800	472,356
*	Saxa Holdings, Inc.	4,800	63,699
	SB Technology Corp.	4,600	156,841
	SBI Holdings, Inc.	26,650	614,316
*	SBI Insurance Group Co., Ltd.	2,100	27,522
	SBS Holdings, Inc.	18,600	423,918
#	Scala, Inc.	13,400	115,448
	SCREEN Holdings Co., Ltd.	11,100	607,985
#	Scroll Corp.	25,900	199,188
	SCSK Corp.	1,655	82,289
#	SEC Carbon, Ltd.	2,100	113,063
	Secom Co., Ltd.	4,100	346,363

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Secom Joshinetsu Co., Ltd.	1,260	$41,042
	Sega Sammy Holdings, Inc.	19,100	239,353
	Seibu Holdings, Inc.	46,000	459,904
	Seika Corp.	7,000	84,067
	Seikagaku Corp.	25,700	236,348
	Seikitokyu Kogyo Co., Ltd.	26,000	193,063
	Seiko Epson Corp.	96,200	1,117,237
	Seiko Holdings Corp.	23,800	299,781
#	Seikoh Giken Co., Ltd.	2,100	38,383
	Seino Holdings Co., Ltd.	80,000	1,033,789
	Seiren Co., Ltd.	36,400	576,864
	Sekisui Chemical Co., Ltd.	50,500	787,210
	Sekisui House, Ltd.	12,840	213,315
	Sekisui Jushi Corp.	13,500	272,605
	Sekisui Kasei Co., Ltd.	18,900	100,861
	Senko Group Holdings Co., Ltd.	99,500	889,834
#	Senshu Electric Co., Ltd.	6,700	185,854
	Senshu Ikeda Holdings, Inc.	210,340	321,411
	Senshukai Co., Ltd.	23,300	79,573
	SERAKU Co., Ltd.	4,500	85,100
	Seria Co., Ltd.	11,600	446,938
	Seven & I Holdings Co., Ltd.	57,000	1,732,496
	Seven Bank, Ltd.	223,300	512,461
*	SFP Holdings Co., Ltd.	1,500	18,858
	SG Holdings Co., Ltd.	11,000	265,325
	Sharp Corp.	27,800	321,469
	Shibaura Electronics Co., Ltd.	6,000	132,632
	Shibaura Machine Co., Ltd.	11,900	237,488
	Shibaura Mechatronics Corp.	4,700	135,617
	Shibusawa Warehouse Co., Ltd. (The)	9,500	180,955
	Shibuya Corp.	8,300	257,067
	Shiga Bank, Ltd. (The)	41,222	890,215
	Shikibo, Ltd.	9,100	80,488
	Shikoku Bank, Ltd. (The)	31,700	216,738
	Shikoku Chemicals Corp.	29,500	324,934
	Shikoku Electric Power Co., Inc.	40,900	293,967
	Shima Seiki Manufacturing, Ltd.	30,000	445,628
	Shimachu Co., Ltd.	20,000	1,057,142
	Shimadzu Corp.	10,800	308,808
	Shimamura Co., Ltd.	4,500	479,748
	Shimizu Bank, Ltd. (The)	12,300	195,341
	Shimizu Corp.	136,200	945,685
	Shimojima Co., Ltd.	3,900	49,824
	Shin Nippon Air Technologies Co., Ltd.	9,800	198,232
	Shin Nippon Biomedical Laboratories, Ltd.	12,200	78,067
#	Shinagawa Refractories Co., Ltd.	4,300	89,412
	Shindengen Electric Manufacturing Co., Ltd.	6,200	118,157
	Shin-Etsu Chemical Co., Ltd.	12,900	1,723,011
	Shin-Etsu Polymer Co., Ltd.	47,100	419,364
#	Shin-Keisei Electric Railway Co., Ltd.	1,900	40,319
	Shinki Bus Co., Ltd.	400	10,731
	Shinko Electric Industries Co., Ltd.	30,000	523,375
	Shinko Shoji Co., Ltd.	30,300	250,457
	Shinmaywa Industries, Ltd.	33,000	256,134
	Shinnihon Corp.	20,800	173,616
	Shinoken Group Co., Ltd.	29,900	296,717
	Shinsei Bank, Ltd.	95,200	1,145,403
	Shinsho Corp.	4,800	81,600
	Shinwa Co., Ltd.	5,300	95,627

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shinwa Co., Ltd.	3,900	$26,978
	Shionogi & Co., Ltd.	7,100	334,907
	Ship Healthcare Holdings, Inc.	14,200	673,823
	Shizuki Electric Co., Inc.	12,600	54,562
	Shizuoka Bank, Ltd. (The)	92,100	619,441
	Shizuoka Gas Co., Ltd.	51,900	456,414
*	Shobunsha Holdings, Inc.	10,700	49,867
	Shoei Co., Ltd.	13,000	395,886
#	Shoei Foods Corp.	6,600	239,561
	Shofu, Inc.	7,700	109,926
*	Shoko Co., Ltd.	4,400	25,366
	Showa Denko K.K.	133,500	2,269,990
#	Showa Sangyo Co., Ltd.	8,900	274,787
	Sigma Koki Co., Ltd.	3,400	38,242
#	SIGMAXYZ, Inc.	10,900	159,099
	Siix Corp.	26,500	314,023
	Sinanen Holdings Co., Ltd.	8,100	234,809
	Sinfonia Technology Co., Ltd.	26,300	286,189
	Sinko Industries, Ltd.	20,300	284,743
	Sintokogio, Ltd.	31,500	217,387
*	SK-Electronics Co., Ltd.	9,900	105,583
	SKY Perfect JSAT Holdings, Inc.	115,900	494,776
#	Skylark Holdings Co., Ltd.	51,700	737,384
	SMC Corp.	900	478,715
	SMK Corp.	2,800	71,330
	SMS Co., Ltd.	18,400	541,735
	Snow Peak, Inc.	5,100	90,270
#	SNT Corp.	33,600	62,288
	Soda Nikka Co., Ltd.	8,500	43,407
	Sodick Co., Ltd.	33,100	245,650
	Soft99 Corp.	6,500	62,609
	SoftBank Group Corp.	82,100	5,347,483
#	Softbrain Co., Ltd.	10,100	84,201
	Software Service, Inc.	1,300	140,070
	Sohgo Security Services Co., Ltd.	4,400	205,017
	Soiken Holdings, Inc.	10,600	86,279
	Sojitz Corp.	706,200	1,553,942
	Soken Chemical & Engineering Co., Ltd.	4,800	64,848
	Solasto Corp.	19,900	242,921
	Soliton Systems K.K.	3,800	68,877
#	Sompo Holdings, Inc.	19,450	726,183
	Sony Corp.	26,100	2,175,864
	Sony Corp., Sponsored ADR.	54,920	4,594,607
	Sotetsu Holdings, Inc.	8,200	202,363
	Sotoh Co., Ltd.	4,900	44,480
	Space Co., Ltd.	7,900	58,406
	Space Value Holdings Co., Ltd.	35,400	191,056
	Sparx Group Co., Ltd.	70,200	151,479
	SPK Corp.	4,364	50,993
	S-Pool, Inc.	36,200	244,932
	Square Enix Holdings Co., Ltd.	3,900	226,601
	SRA Holdings	7,400	160,889
	ST Corp.	3,600	68,914
	St Marc Holdings Co., Ltd.	16,300	232,326
	Stanley Electric Co., Ltd.	9,900	281,950
	Star Mica Holdings Co., Ltd.	2,800	37,732
	Star Micronics Co., Ltd.	23,000	308,842
	Starts Corp., Inc.	25,700	597,781
	Starzen Co., Ltd.	6,000	223,320

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	St-Care Holding Corp.	2,700	$16,955
	Stella Chemifa Corp.	8,600	240,764
	Step Co., Ltd.	5,900	82,059
	Strike Co., Ltd.	3,900	209,507
	Studio Alice Co., Ltd.	7,700	142,086
	Subaru Corp.	34,100	625,836
	Subaru Enterprise Co., Ltd.	2,000	152,171
	Sugi Holdings Co., Ltd.	5,600	369,797
	Sugimoto & Co., Ltd.	7,500	146,473
	SUMCO Corp.	94,700	1,444,352
	Sumida Corp.	29,300	229,958
	Suminoe Textile Co., Ltd.	2,800	52,605
#	Sumiseki Holdings, Inc.	38,800	46,573
	Sumitomo Bakelite Co., Ltd.	34,000	962,298
	Sumitomo Chemical Co., Ltd.	116,200	380,112
	Sumitomo Corp.	107,300	1,173,924
	Sumitomo Dainippon Pharma Co., Ltd.	25,600	300,058
	Sumitomo Densetsu Co., Ltd.	9,000	214,352
	Sumitomo Electric Industries, Ltd.	243,700	2,690,466
	Sumitomo Forestry Co., Ltd.	106,300	1,674,499
	Sumitomo Heavy Industries, Ltd.	80,100	1,716,805
	Sumitomo Metal Mining Co., Ltd.	16,200	503,556
	Sumitomo Mitsui Construction Co., Ltd.	187,560	723,875
	Sumitomo Mitsui Financial Group, Inc.	104,441	2,891,125
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR, Sponsored ADR	100,020	554,111
	Sumitomo Mitsui Trust Holdings, Inc.	31,400	844,265
	Sumitomo Osaka Cement Co., Ltd.	34,000	1,034,060
*	Sumitomo Precision Products Co., Ltd.	3,700	68,258
	Sumitomo Realty & Development Co., Ltd.	6,600	176,612
	Sumitomo Riko Co., Ltd.	36,600	186,698
	Sumitomo Rubber Industries, Ltd.	146,953	1,292,629
	Sumitomo Seika Chemicals Co., Ltd.	9,600	305,601
	Sumitomo Warehouse Co., Ltd. (The)	61,600	720,532
	Sun Frontier Fudousan Co., Ltd.	49,500	397,892
	Suncall Corp.	17,300	68,971
	Sundrug Co., Ltd.	6,500	241,357
	Suntory Beverage & Food, Ltd.	4,600	158,644
	Sun-Wa Technos Corp.	8,900	73,046
	Suruga Bank, Ltd.	14,400	47,027
	Sushiro Global Holdings, Ltd.	6,800	184,596
	Suzuken Co., Ltd.	8,960	323,462
	Suzuki Co., Ltd.	7,300	47,415
	Suzuki Motor Corp.	28,100	1,206,830
	SWCC Showa Holdings Co., Ltd.	51,900	577,687
	System Information Co., Ltd.	5,700	64,350
	System Research Co., Ltd.	1,100	16,587
	Systems Engineering Consultants Co., Ltd.	800	22,925
	Systena Corp.	33,600	609,688
#	Syuppin Co., Ltd.	18,300	149,312
	T Hasegawa Co., Ltd.	14,400	280,627
	T RAD Co., Ltd.	5,900	70,363
	T&D Holdings, Inc.	126,600	1,265,250
	T&K Toka Co., Ltd.	17,100	133,389
	Tachibana Eletech Co., Ltd.	18,120	296,728
#	Tachikawa Corp.	10,200	119,061
	Tachi-S Co., Ltd.	33,100	334,430
	Tadano, Ltd.	98,000	750,052
	Taihei Dengyo Kaisha, Ltd.	15,700	339,216
	Taiheiyo Cement Corp.	111,067	2,606,984

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Kouhatsu, Inc.	6,300	$38,125
	Taiho Kogyo Co., Ltd.	16,200	81,934
	Taikisha, Ltd.	15,500	403,662
	Taiko Bank, Ltd. (The)	5,600	69,337
	Taiko Pharmaceutical Co., Ltd.	3,900	70,050
	Taisei Corp.	30,500	949,096
	Taisei Lamick Co., Ltd.	4,500	115,127
	Taisei Oncho Co., Ltd.	600	10,379
	Taisho Pharmaceutical Holdings Co., Ltd.	8,500	511,430
	Taiyo Holdings Co., Ltd.	4,700	246,058
	Taiyo Yuden Co., Ltd.	27,500	1,017,140
	Takachiho Koheki Co., Ltd.	5,500	50,228
	Takamatsu Construction Group Co., Ltd.	11,900	244,054
#	Takamatsu Machinery Co., Ltd.	4,100	25,056
	Takamiya Co., Ltd.	15,500	80,649
#	Takano Co., Ltd.	4,800	27,250
	Takaoka Toko Co., Ltd.	8,664	83,782
	Takara & Co., Ltd.	1,400	26,682
	Takara Holdings, Inc.	23,400	235,878
	Takara Leben Co., Ltd.	94,700	264,353
	Takara Standard Co., Ltd.	33,000	432,787
	Takasago International Corp.	14,800	289,732
	Takasago Thermal Engineering Co., Ltd.	29,000	384,466
	Takashima & Co., Ltd.	2,500	41,371
#	Takashimaya Co., Ltd.	69,400	518,766
	Take And Give Needs Co., Ltd.	10,270	50,396
	TAKEBISHI Corp.	5,800	77,273
#	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	17,126	263,564
	Takeda Pharmaceutical Co., Ltd.	55,152	1,704,340
	Takeei Corp.	23,500	229,077
	Takemoto Yohki Co., Ltd.	4,100	42,664
	Takeuchi Manufacturing Co., Ltd.	24,100	525,210
	Takihyo Co., Ltd.	2,800	46,075
	Takisawa Machine Tool Co., Ltd.	5,000	46,260
	Takuma Co., Ltd.	28,400	434,872
	Tama Home Co., Ltd.	14,600	193,144
#	Tamagawa Holdings Co., Ltd.	1,800	40,123
	Tamron Co., Ltd.	12,100	180,603
	Tamura Corp.	80,800	383,559
	Tanabe Engineering Corp.	3,100	21,825
	Tanseisha Co., Ltd.	44,250	299,408
	Tatsuta Electric Wire and Cable Co., Ltd.	47,200	254,440
	Tayca Corp.	14,400	191,906
	Tazmo Co., Ltd.	1,300	19,537
	Tbk Co., Ltd.	14,600	58,480
	TBS Holdings, Inc.	22,000	339,735
	TDC Soft, Inc.	9,500	90,791
	TDK Corp.	11,200	1,317,127
	TechMatrix Corp.	20,800	443,184
	Techno Medica Co., Ltd.	1,800	27,847
	Techno Ryowa, Ltd.	7,000	60,624
	Techno Smart Corp.	8,600	72,613
	TechnoPro Holdings, Inc.	8,900	553,557
	Teijin, Ltd.	161,100	2,467,723
	Teikoku Electric Manufacturing Co., Ltd.	6,300	61,254
	Teikoku Sen-I Co., Ltd.	7,700	193,606
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	56,317
	Tekken Corp.	9,600	179,443
	Tenma Corp.	16,800	293,771

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tenox Corp.	2,700	$21,664
	Tenpos Holdings Co., Ltd.	2,200	40,057
	Teraoka Seisakusho Co., Ltd.	8,000	29,397
	T-Gaia Corp.	10,700	196,722
	THK Co., Ltd.	16,100	427,373
#	Tigers Polymer Corp.	8,200	34,096
	TIS, Inc.	33,000	631,130
	TKC Corp.	4,800	297,459
	Toa Corp.	15,200	119,987
	Toa Corp.	19,500	348,136
	Toa Oil Co., Ltd.	6,600	112,925
	TOA ROAD Corp.	4,400	151,103
	Toabo Corp.	3,800	16,724
	Toagosei Co., Ltd.	94,000	995,232
	Tobishima Corp.	22,550	229,089
	TOC Co., Ltd.	40,000	243,861
	Tocalo Co., Ltd.	57,300	571,185
	Tochigi Bank, Ltd. (The)	110,900	191,940
	Toda Corp.	144,700	826,565
*	Toda Kogyo Corp.	3,100	55,181
	Toei Animation Co., Ltd.	3,400	237,863
	Toei Co., Ltd.	1,000	147,558
#	Toell Co., Ltd.	1,700	12,473
	Toenec Corp.	6,900	224,609
	Togami Electric Manufacturing Co., Ltd.	2,000	31,097
	Toho Bank, Ltd. (The)	187,500	408,159
	Toho Co., Ltd.	5,000	85,849
	Toho Gas Co., Ltd.	4,600	237,460
	Toho Holdings Co., Ltd.	52,300	967,212
#	Toho Titanium Co., Ltd.	31,400	188,181
*	Toho Zinc Co., Ltd.	10,500	205,814
	Tohoku Bank, Ltd. (The)	7,400	73,004
	Tohoku Steel Co., Ltd.	1,900	26,124
	Tohokushinsha Film Corp.	11,900	75,583
#	Tohto Suisan Co., Ltd.	2,200	81,959
	Tokai Carbon Co., Ltd.	129,900	1,474,516
	Tokai Corp.	10,600	206,779
	TOKAI Holdings Corp.	56,600	560,654
	Tokai Lease Co., Ltd.	500	6,700
	Tokai Rika Co., Ltd.	57,600	902,641
	Tokai Tokyo Financial Holdings, Inc.	213,500	549,701
	Token Corp.	3,020	227,271
	Tokio Marine Holdings, Inc.	7,116	318,048
	Tokushu Tokai Paper Co., Ltd.	6,700	279,817
	Tokuyama Corp.	60,700	1,352,800
*	Tokyo Base Co., Ltd.	4,700	18,123
	Tokyo Century Corp.	13,000	637,370
	Tokyo Dome Corp.	73,600	588,688
	Tokyo Electron Device, Ltd.	5,300	155,733
	Tokyo Energy & Systems, Inc.	20,900	160,761
	Tokyo Individualized Educational Institute, Inc.	13,000	72,171
	Tokyo Keiki, Inc.	8,400	69,537
	Tokyo Kiraboshi Financial Group, Inc.	25,687	280,175
	Tokyo Ohka Kogyo Co., Ltd.	3,300	195,392
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	20,597
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	19,794
	Tokyo Rakutenchi Co., Ltd.	1,300	54,048
*	Tokyo Rope Manufacturing Co., Ltd.	5,200	23,677
	Tokyo Sangyo Co., Ltd.	14,200	70,421

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Seimitsu Co., Ltd.	12,300	$415,020
	Tokyo Steel Manufacturing Co., Ltd.	102,900	654,830
	Tokyo Tatemono Co., Ltd.	131,900	1,517,007
	Tokyo Tekko Co., Ltd.	7,900	144,714
	Tokyo Theatres Co., Inc.	7,000	81,879
	Tokyotokeiba Co., Ltd.	3,700	184,187
	Tokyu Construction Co., Ltd.	97,730	430,074
	Tokyu Fudosan Holdings Corp.	330,382	1,443,709
	Tokyu Recreation Co., Ltd.	1,971	92,894
	Toli Corp.	35,000	81,870
	Tomato Bank, Ltd.	6,200	59,213
	Tomen Devices Corp.	2,100	71,731
#	Tomoe Corp.	20,300	67,173
#	Tomoe Engineering Co., Ltd.	6,200	115,399
	Tomoku Co., Ltd.	8,000	126,201
	TOMONY Holdings, Inc.	159,100	479,573
	Tomy Co., Ltd.	85,900	751,535
	Tonami Holdings Co., Ltd.	4,600	246,887
	Topcon Corp.	85,500	852,393
	Toppan Forms Co., Ltd.	51,300	492,209
	Toppan Printing Co., Ltd.	56,900	723,563
	Topre Corp.	38,100	382,973
*	Topy Industries, Ltd.	12,700	132,808
	Toray Industries, Inc.	458,000	2,072,405
	Torex Semiconductor, Ltd.	6,100	75,393
	Toridoll Holdings Corp.	25,200	319,370
	Torigoe Co., Ltd. (The)	13,900	134,409
	Torii Pharmaceutical Co., Ltd.	10,300	292,439
	Torishima Pump Manufacturing Co., Ltd.	14,500	109,363
	Tosei Corp.	20,300	203,420
	Toshiba Corp.	17,000	430,030
	Toshiba TEC Corp.	15,800	632,595
	Tosho Co., Ltd.	20,000	232,193
	Tosoh Corp.	92,800	1,504,254
#	Totech Corp.	2,400	53,028
	Totetsu Kogyo Co., Ltd.	12,070	313,657
	TOTO, Ltd.	7,499	342,370
	Tottori Bank, Ltd. (The)	6,400	68,087
	Toukei Computer Co., Ltd.	1,100	45,837
	Tow Co., Ltd.	23,400	62,830
	Towa Bank, Ltd. (The)	31,800	209,374
	Towa Corp.	7,600	87,885
	Towa Pharmaceutical Co., Ltd.	13,700	253,734
	Toyo Construction Co., Ltd.	84,800	324,659
	Toyo Corp.	22,900	208,267
	Toyo Denki Seizo K.K.	4,800	50,774
*	Toyo Engineering Corp.	33,799	99,120
#	Toyo Gosei Co., Ltd.	2,700	265,125
	Toyo Ink SC Holdings Co., Ltd.	29,500	548,118
	Toyo Kanetsu K.K.	6,600	141,264
	Toyo Machinery & Metal Co., Ltd.	12,000	45,615
	Toyo Securities Co., Ltd.	47,300	52,318
	Toyo Seikan Group Holdings, Ltd.	86,800	810,922
	Toyo Sugar Refining Co., Ltd.	800	9,550
	Toyo Suisan Kaisha, Ltd.	800	39,813
	Toyo Tanso Co., Ltd.	13,800	232,840
	Toyo Tire Corp.	114,900	1,704,506
	Toyo Wharf & Warehouse Co., Ltd.	3,700	50,413
	Toyobo Co., Ltd.	91,000	1,213,253

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyoda Gosei Co., Ltd.	41,300	$1,049,636
	Toyota Boshoku Corp.	59,900	870,097
	Toyota Industries Corp.	14,800	956,426
	Toyota Motor Corp., Sponsored ADR.	34,806	4,569,680
	Toyota Motor Corp.	86,018	5,646,814
	Toyota Tsusho Corp.	76,000	2,120,803
	TPR Co., Ltd.	17,600	210,751
#*	Traders Holdings Co., Ltd.	20,039	77,523
	Trancom Co., Ltd.	6,400	459,864
#	Transaction Co., Ltd.	8,200	71,847
	Transcosmos, Inc.	9,300	253,704
	Trend Micro, Inc.	5,400	302,482
	Tri Chemical Laboratories, Inc.	3,000	360,263
	Trinity Industrial Corp.	1,800	11,690
	Trusco Nakayama Corp.	18,800	484,830
	TS Tech Co., Ltd.	39,700	1,098,847
	TSI Holdings Co., Ltd.	63,705	149,514
	Tsubaki Nakashima Co., Ltd.	42,600	315,080
	Tsubakimoto Chain Co.	26,500	588,426
	Tsubakimoto Kogyo Co., Ltd.	2,900	92,528
*	Tsudakoma Corp.	2,500	20,554
	Tsugami Corp.	40,700	567,752
	Tsukada Global Holdings, Inc.	11,700	27,078
	Tsukishima Kikai Co., Ltd.	28,100	334,911
	Tsukuba Bank, Ltd.	85,900	145,341
	Tsukui Holdings Corp.	40,200	200,879
	Tsumura & Co.	15,400	452,011
	Tsuruha Holdings, Inc.	2,200	308,055
	Tsurumi Manufacturing Co., Ltd.	12,100	203,952
	Tsutsumi Jewelry Co., Ltd.	3,900	87,609
	TV Asahi Holdings Corp.	21,600	326,341
	Tv Tokyo Holdings Corp.	11,900	265,314
	TYK Corp.	14,700	45,662
	UACJ Corp.	33,707	533,950
	Ube Industries, Ltd.	118,720	2,038,177
	Uchida Yoko Co., Ltd.	8,200	404,761
	Ueki Corp.	1,800	47,457
	Ulvac, Inc.	25,700	941,376
*	Uniden Holdings Corp.	5,400	102,837
	UNIMAT Retirement Community Co., Ltd.	3,400	31,135
	Union Tool Co.	4,700	138,918
	Unipres Corp.	39,400	305,200
	United Arrows, Ltd.	19,000	258,008
	United Super Markets Holdings, Inc.	36,500	392,639
	UNITED, Inc.	8,900	122,333
*	Unitika, Ltd.	53,100	174,979
*	Universal Entertainment Corp.	12,800	218,286
	Urbanet Corp. Co., Ltd.	16,300	40,169
	Usen-Next Holdings Co., Ltd.	4,200	53,978
	Ushio, Inc.	84,000	938,334
	USS Co., Ltd.	13,000	237,777
*	UT Group Co., Ltd.	11,700	364,559
	Utoc Corp.	7,500	33,696
#*	UUUM, CO., Ltd.	5,300	92,192
	V Technology Co., Ltd.	10,300	441,262
	Valor Holdings Co., Ltd.	43,700	1,076,548
	Valqua, Ltd.	12,400	207,898
	ValueCommerce Co., Ltd.	6,800	215,453
	V-Cube, Inc.	8,200	180,561

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#*	Vector, Inc.	17,900	$152,584
	Vertex Corp.	7,160	111,224
*	VIA Holdings, Inc.	9,200	23,479
	VINX Corp.	1,300	14,946
*	Vision, Inc.	19,000	164,920
*	Visionary Holdings Co., Ltd.	7,460	22,723
	Vital KSK Holdings, Inc.	43,800	394,149
	VT Holdings Co., Ltd.	80,900	284,068
	Wacoal Holdings Corp.	40,500	734,136
	Wacom Co., Ltd.	107,100	704,077
	Wakachiku Construction Co., Ltd.	9,500	105,646
	Wakita & Co., Ltd.	37,200	385,088
	Warabeya Nichiyo Holdings Co., Ltd.	14,500	207,419
	Waseda Academy Co., Ltd.	1,100	10,189
	Watahan & Co., Ltd.	11,400	143,211
	WATAMI Co., Ltd.	3,400	31,063
	Watts Co., Ltd.	2,400	18,220
#	Wavelock Holdings Co., Ltd.	5,600	37,868
	WDB Holdings Co., Ltd.	4,000	116,135
	Weathernews, Inc.	2,800	147,884
	Welbe, Inc.	4,000	58,628
	Welcia Holdings Co., Ltd.	11,800	462,457
	West Holdings Corp.	16,370	559,274
	Will Group, Inc.	5,300	39,447
	WIN-Partners Co., Ltd.	6,800	69,955
	Wood One Co., Ltd.	5,300	57,843
	World Co., Ltd.	15,000	190,447
	World Holdings Co., Ltd.	7,600	154,264
	Wowow, Inc.	4,100	108,092
	Xebio Holdings Co., Ltd.	27,600	180,238
	YAC Holdings Co., Ltd.	6,500	38,382
*	Yachiyo Industry Co., Ltd.	5,900	26,141
	Yahagi Construction Co., Ltd.	24,500	196,982
	Yaizu Suisankagaku Industry Co., Ltd.	5,200	48,828
	Yakult Honsha Co., Ltd.	1,400	67,750
	YAKUODO Holdings Co., Ltd.	5,200	127,436
	YAMABIKO Corp.	33,200	416,524
	Yamada Holdings Co., Ltd.	61,208	298,438
	Yamagata Bank, Ltd. (The)	24,499	302,501
	Yamaguchi Financial Group, Inc.	199,300	1,296,440
	Yamaha Corp.	9,000	426,647
	Yamaha Motor Co., Ltd.	153,200	2,190,457
	Yamaichi Electronics Co., Ltd.	19,500	250,036
	YA-MAN, Ltd.	15,500	220,576
	Yamanashi Chuo Bank, Ltd. (The)	23,900	194,786
	Yamatane Corp.	6,800	88,669
	Yamato Corp.	10,100	69,081
	Yamato Holdings Co., Ltd.	8,900	235,587
	Yamato Kogyo Co., Ltd.	35,900	862,143
	Yamaya Corp.	2,600	52,439
	Yamazaki Baking Co., Ltd.	2,500	41,065
	Yamazen Corp.	45,300	443,952
	Yaoko Co., Ltd.	8,900	629,959
	Yashima Denki Co., Ltd.	11,200	97,514
	Yaskawa Electric Corp.	9,200	357,731
	Yasuda Logistics Corp.	13,600	121,585
	Yasunaga Corp.	6,200	59,951
	YE DIGITAL Corp.	2,400	15,351
	Yellow Hat, Ltd.	31,600	518,628

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yodogawa Steel Works, Ltd.	21,500	$403,589
	Yokogawa Bridge Holdings Corp.	20,500	362,860
	Yokogawa Electric Corp.	30,200	443,981
	Yokohama Reito Co., Ltd.	50,700	410,037
	Yokohama Rubber Co., Ltd. (The)	107,999	1,551,339
	Yokowo Co., Ltd.	11,600	293,445
	Yomeishu Seizo Co., Ltd.	6,100	104,634
	Yomiuri Land Co., Ltd.	3,000	124,621
	Yondenko Corp.	2,400	51,647
	Yondoshi Holdings, Inc.	7,200	122,622
	Yorozu Corp.	21,500	232,195
	Yoshinoya Holdings Co., Ltd.	24,000	441,157
	Yotai Refractories Co., Ltd.	12,200	91,053
#	Yuasa Funashoku Co., Ltd.	1,500	43,070
	Yuasa Trading Co., Ltd.	17,800	507,101
#	Yuken Kogyo Co., Ltd.	2,300	31,601
#	Yumeshin Holdings Co., Ltd.	33,200	232,981
	Yurtec Corp.	27,300	165,193
	Yushiro Chemical Industry Co., Ltd.	7,600	93,952
	Yutaka Giken Co., Ltd.	1,200	16,815
	Z Holdings Corp.	88,800	619,208
	Zaoh Co., Ltd.	3,100	41,096
	Zenitaka Corp. (The)	2,200	98,550
	Zenkoku Hosho Co., Ltd.	19,000	749,321
	Zenrin Co., Ltd.	23,800	261,484
	Zensho Holdings Co., Ltd.	20,650	482,572
	Zeon Corp.	64,600	785,951
	ZIGExN Co., Ltd.	31,300	93,131
	ZOZO, Inc.	14,100	357,687
	Zuiko Corp.	8,200	81,928

TOTAL JAPAN			684,258,871

NETHERLANDS — (3.3%)
	Aalberts NV	90,035	3,020,594
*Ω	ABN AMRO Bank NV	70,272	577,233
*	Accell Group NV	19,005	513,213
#	Aegon NV	1,236,672	3,326,668
	Aegon NV	32,843	88,675
	AFC Ajax NV	70	1,265
	Akzo Nobel NV	8,366	804,754
*	Altice Europe NV	106,618	524,204
#	AMG Advanced Metallurgical Group NV	19,117	344,122
	Amsterdam Commodities NV	19,115	398,359
	APERAM SA	37,199	998,297
#*	Arcadis NV	87,978	2,044,343
*	ArcelorMittal SA	93,425	1,270,588
	ASM International NV	34,931	4,989,223
	ASML Holding NV	9,650	3,485,557
	ASR Nederland NV	149,446	4,535,010
#*Ω	Basic-Fit NV	24,094	584,576
	BE Semiconductor Industries NV	51,270	2,065,859
*	Boskalis Westminster	84,447	1,698,113
#*	Brunel International NV	21,035	149,136
	Coca-Cola European Partners P.L.C.	37,850	1,349,746
	Corbion NV	54,172	2,460,365
Ω	Flow Traders	41,273	1,352,834
	ForFarmers NV	43,098	251,960
#*	Fugro NV	55,512	211,850
*Ω	GrandVision NV	485	13,482

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Heijmans NV	28,980	$245,604
	Heineken NV	17,965	1,590,218
*	Hunter Douglas NV	3,204	185,008
	IMCD NV	30,650	3,547,462
#*	ING Groep NV, Sponsored ADR	33,099	225,735
*	ING Groep NV	296,765	2,032,756
Ω	Intertrust NV	82,149	1,273,713
*	Kendrion NV	12,384	222,303
	Koninklijke Ahold Delhaize NV, Sponsored ADR	10,001	275,621
	Koninklijke Ahold Delhaize NV	437,995	12,007,969
*	Koninklijke BAM Groep NV	269,098	333,481
	Koninklijke DSM NV	20,474	3,274,355
	Koninklijke KPN NV	885,489	2,391,510
*	Koninklijke Philips NV	7,515	348,070
#*	Koninklijke Philips NV	39,881	1,854,462
	Koninklijke Vopak NV	61,770	3,208,111
	Nedap N.V	3,190	165,761
	NN Group NV	73,306	2,551,117
*	OCI NV	20,131	241,004
*	Ordina NV	115,800	311,669
*	PostNL NV	240,153	796,520
	Prosus N.V	4,019	401,241
*	Randstad NV	117,015	5,838,642
	SBM Offshore NV	162,450	2,625,221
*Ω	Signify NV	139,981	4,968,671
#*	Sligro Food Group NV	17,157	245,454
#*	SNS NV	28,066	0
	TKH Group NV	36,619	1,179,086
*	TomTom NV	60,902	409,193
	Unilever NV	9,677	547,331
	Van Lanschot Kempen NV	12,014	240,464
	Wolters Kluwer NV	51,007	4,129,866

TOTAL NETHERLANDS			94,727,644

NEW ZEALAND — (0.6%)
*	a2 Milk Co., Ltd. (The)	62,288	603,145
*	Air New Zealand, Ltd.	498,312	467,329
#	Arvida Group, Ltd.	185,401	214,318
*	Auckland International Airport, Ltd.	125,345	579,833
*	CBL Corp., Ltd.	17,086	0
	Chorus, Ltd.	312,524	1,737,875
	Chorus, Ltd., ADR	462	12,931
#*	Comvita, Ltd.	15,006	32,734
	EBOS Group, Ltd.	41,635	708,687
*	Fletcher Building, Ltd.	425,397	1,152,028
	Fletcher Building, Ltd.	3,803	10,332
#	Fonterra Co-operative Group, Ltd.	18,144	55,323
	Freightways, Ltd.	120,190	667,000
	Genesis Energy, Ltd.	76,057	155,880
#	Gentrack Group, Ltd.	19,890	15,926
	Hallenstein Glasson Holdings, Ltd.	33,517	135,784
	Heartland Group Holdings, Ltd.	499,854	442,727
	Infratil, Ltd.	104,741	375,077
	Investore Property, Ltd.	51,879	76,464
*	Kathmandu Holdings, Ltd.	476,560	367,329
	Mainfreight, Ltd.	22,156	790,016
*	Metlifecare, Ltd.	157,748	625,818
*	New Zealand Refining Co., Ltd. (The)	154,623	57,316
*	NZME, Ltd.	54,625	21,550

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	NZX, Ltd.	162,445	$184,636
#	Oceania Healthcare, Ltd.	372,868	332,263
	PGG Wrightson, Ltd.	5,415	10,568
#	Port of Tauranga, Ltd.	33,821	161,850
*	Pushpay Holdings, Ltd.	13,370	80,424
*	Restaurant Brands New Zealand, Ltd.	16,705	131,052
	Ryman Healthcare, Ltd.	24,967	231,047
	Sanford, Ltd.	53,079	194,775
	Scales Corp., Ltd.	76,184	255,257
	Skellerup Holdings, Ltd.	107,331	218,516
*	SKY Network Television, Ltd.	1,530,994	150,647
	SKYCITY Entertainment Group, Ltd.	527,832	976,664
	Spark New Zealand, Ltd.	254,801	756,164
	Steel & Tube Holdings, Ltd.	101,052	40,697
	Summerset Group Holdings, Ltd.	234,882	1,614,001
*	Synlait Milk, Ltd.	17,014	59,900
#*	Tourism Holdings, Ltd.	91,023	134,664
*	TOWER, Ltd.	124,179	46,773
#	Trustpower, Ltd.	8,621	40,340
	Turners Automotive Group, Ltd.	3,099	5,389
	Vector, Ltd.	33,846	93,964
*	Vista Group International, Ltd.	53,537	53,271
	Warehouse Group, Ltd. (The)	50,707	80,041
	Z Energy, Ltd.	331,508	619,508

TOTAL NEW ZEALAND			15,777,833

NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	325,871	173,892
	AF Gruppen ASA	7,627	123,928
#*	Akastor ASA	111,833	80,734
	Aker ASA, Class A	9,128	367,494
#	Aker BP ASA	9,134	142,247
*	Aker Carbon Capture A/S	53,815	39,685
*	Aker Solutions ASA	86,645	84,782
	American Shipping Co. ASA	39,390	114,665
*	Atea ASA	46,433	539,496
	Austevoll Seafood ASA	37,855	257,849
#Ω	Avance Gas Holding, Ltd.	43,525	124,284
#*	Axactor SE	95,436	73,067
*	B2Holding ASA	166,279	108,355
*	Bakkafrost P/F	644	36,841
	Bonheur ASA	24,393	516,048
#*	Borr Drilling Ltd.	1,670	651
	Borr Drilling Ltd.	712	278
	Borregaard ASA	39,309	526,571
*	BW Energy, Ltd.	23,418	36,297
Ω	BW LPG, Ltd.	89,949	393,798
	BW Offshore, Ltd.	105,723	254,420
*	DNB ASA	108,244	1,461,812
#	DNO ASA	566,375	235,540
Ω	Entra ASA	10,137	132,521
	Equinor ASA	102,610	1,309,274
Ω	Europris ASA	171,503	891,445
#	FLEX LNG, Ltd.	39,625	255,055
#	Frontline, Ltd.	51,233	284,331
	Gjensidige Forsikring ASA	1,129	21,513
*	Golar LNG, Ltd.	3,400	25,670
*	Hexagon Composites ASA	7,252	33,191
#	Hoegh LNG Holdings, Ltd.	15,058	17,770

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Kongsberg Gruppen ASA	17,712	$287,808
#*	Kvaerner ASA	124,101	96,666
	Leroy Seafood Group ASA	29,284	137,553
	Mowi ASA	16,937	267,576
*	NEL ASA	198,484	379,894
*	Nordic Semiconductor ASA	41,184	433,197
*	Norsk Hydro ASA	229,292	644,394
	Norway Royal Salmon ASA	5,409	116,263
#*	Norwegian Air Shuttle ASA	37,977	2,423
*	Norwegian Finans Holding ASA	142,285	1,025,325
#	Ocean Yield ASA	63,531	141,264
*	Odfjell Drilling, Ltd.	81,150	85,497
*	Odfjell SE, Class A	11,269	24,806
*	Olav Thon Eiendomsselskap ASA	2,046	28,466
	Orkla ASA	38,360	362,111
*	Otello Corp. ASA	84,226	170,104
*	PGS ASA	244,109	60,706
*	Protector Forsikring ASA	29,964	142,124
#*	REC Silicon ASA	170,410	181,973
*	Salmar ASA	5,680	288,433
*Ω	Sbanken ASA	84,781	540,614
Ω	Scatec Solar ASA	16,768	370,936
*	Schibsted ASA, Class A	3,507	143,359
*	Schibsted ASA, Class B	5,127	184,996
	Selvaag Bolig ASA	38,194	190,515
*	SpareBank 1 SR-Bank ASA	143,806	1,146,847
	Stolt-Nielsen, Ltd.	20,957	193,801
*	Storebrand ASA	292,661	1,544,474
*	Subsea 7 SA	155,084	1,029,983
	TGS NOPEC Geophysical Co. ASA	119,470	1,102,178
	Tomra Systems ASA	13,341	538,799
	Treasure ASA	54,160	88,117
*	Veidekke ASA	44,267	510,174
#*	Wallenius Wilhelmsen ASA	32,962	62,895
	Wilh Wilhelmsen Holding ASA, Class A	9,394	139,109
*Ω	XXL ASA	4,783	10,932
	Yara International ASA	7,962	278,634

TOTAL NORWAY			21,616,450

PORTUGAL — (0.2%)
#	Altri SGPS SA	71,462	276,261
*	Banco Comercial Portugues SA, Class R	6,249,520	549,571
*	Banco Espirito Santo SA	712,067	0
*	CTT-Correios de Portugal SA	96,702	236,603
	EDP Renovaveis SA	35,906	682,598
	Galp Energia SGPS SA	83,494	678,070
	Jeronimo Martins SGPS SA	16,289	258,730
#*	Mota-Engil SGPS SA	64,984	83,087
	Navigator Co. SA (The)	210,377	463,524
	NOS SGPS SA	206,569	709,931
	Novabase SGPS SA	3,851	14,202
	REN - Redes Energeticas Nacionais SGPS SA	38,179	100,280
	Semapa-Sociedade de Investimento e Gestao	31,003	233,008
	Sonae SGPS SA	857,041	505,165

TOTAL PORTUGAL			4,791,030

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (0.8%)
	Accordia Golf Trust	702,300	$7,369
	AEM Holdings, Ltd.	84,500	209,162
	Amara Holdings, Ltd.	90,000	22,719
	Ascendas India Trust	234,200	223,106
*	Banyan Tree Holdings, Ltd.	139,800	24,569
*	Bonvests Holdings, Ltd.	30,000	18,532
	Boustead Projects, Ltd.	26,174	14,133
	Boustead Singapore, Ltd.	181,732	93,221
	Bukit Sembawang Estates, Ltd.	101,100	264,147
	Bund Center Investment, Ltd.	22,000	8,440
	CapitaLand, Ltd.	114,501	215,466
	Centurion Corp., Ltd.	103,500	24,229
	China Aviation Oil Singapore Corp., Ltd.	183,200	123,385
	China Sunsine Chemical Holdings, Ltd.	249,300	72,113
#	Chip Eng Seng Corp., Ltd.	340,700	107,333
	City Developments, Ltd.	53,100	246,590
#	Civmec, Ltd.	140,800	41,004
	ComfortDelGro Corp., Ltd.	487,600	482,266
*	COSCO Shipping International Singapore Co., Ltd.	377,600	50,643
	CSE Global, Ltd.	144,800	46,324
	Dairy Farm International Holdings, Ltd.	37,000	139,373
	DBS Group Holdings, Ltd.	57,315	853,756
	Del Monte Pacific, Ltd.	222,059	20,337
	Delfi, Ltd.	38,100	17,868
*	Ezion Holdings, Ltd.	70,344	417
#*	Ezra Holdings, Ltd.	730,927	1,102
	Far East Orchard, Ltd.	133,284	95,636
	First Resources, Ltd.	427,300	379,053
	Food Empire Holdings, Ltd.	115,500	49,123
	Fragrance Group, Ltd.	222,000	18,406
	Frasers Property, Ltd.	193,800	154,627
	Frencken Group, Ltd.	276,400	191,474
	Fu Yu Corp., Ltd.	518,400	87,307
*	Gallant Venture, Ltd.	254,500	23,302
	Genting Singapore, Ltd.	196,200	92,649
*	Geo Energy Resources, Ltd.	373,800	27,911
	GL, Ltd.	264,200	94,864
	Golden Agri-Resources, Ltd.	5,570,100	575,833
*	Golden Energy & Resources, Ltd.	70,900	7,868
	Great Eastern Holdings, Ltd.	3,000	39,076
	GSH Corp., Ltd.	32,600	4,248
	GuocoLand, Ltd.	255,033	272,979
*	Halcyon Agri Corp., Ltd.	145,408	26,104
	Haw Par Corp., Ltd.	95,900	658,491
	Hiap Hoe, Ltd.	39,000	17,571
	Hi-P International, Ltd.	148,500	131,427
	Ho Bee Land, Ltd.	153,500	261,671
	Hong Fok Corp., Ltd.	279,580	131,002
	Hong Leong Asia, Ltd.	176,600	60,930
	Hong Leong Finance, Ltd.	83,700	137,918
	Hongkong Land Holdings, Ltd.	236,000	866,393
	Hotel Grand Central, Ltd.	67,060	45,460
	Hour Glass, Ltd. (The)	179,100	91,819
	Hutchison Port Holdings Trust	3,881,500	563,268
	Hwa Hong Corp., Ltd.	21,000	4,297
*	Hyflux, Ltd.	455,600	5,980
*	Indofood Agri Resources, Ltd.	512,100	106,727
	Japfa, Ltd.	601,540	284,174
	Jardine Cycle & Carriage, Ltd.	33,444	435,044
*	k1 Ventures, Ltd.	113,100	0

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Keppel Corp., Ltd.	211,600	$679,969
	Keppel Infrastructure Trust	552,199	220,680
	KSH Holdings, Ltd.	112,625	25,531
	Lian Beng Group, Ltd.	330,600	95,422
	Low Keng Huat Singapore, Ltd.	98,100	28,144
*	Mandarin Oriental International, Ltd.	51,500	94,167
	Metro Holdings, Ltd.	401,100	199,879
#*	Midas Holdings, Ltd.	1,120,000	29,518
*	mm2 Asia, Ltd.	125,000	15,861
	NetLink NBN Trust	92,100	64,819
	NSL, Ltd.	11,500	5,648
	Olam International, Ltd.	116,900	109,667
	OUE, Ltd.	209,000	171,359
	Oversea-Chinese Banking Corp., Ltd.	83,533	515,210
	Oxley Holdings, Ltd.	678,726	104,427
	Pacific Century Regional Developments, Ltd.	79,400	17,154
	Pan-United Corp., Ltd.	58,750	11,624
	Penguin International, Ltd.	101,800	30,625
	Q&M Dental Group Singapore, Ltd.	111,700	37,620
	QAF, Ltd.	117,153	74,695
*	Raffles Education Corp., Ltd.	646,646	61,425
	Raffles Medical Group, Ltd.	183,298	103,406
	Riverstone Holdings, Ltd.	98,400	274,131
	SATS, Ltd.	207,280	452,043
	Sembcorp Industries, Ltd.	853,300	987,658
*	Sembcorp Marine, Ltd.	7,678,056	675,098
	Sheng Siong Group, Ltd.	408,200	498,926
	SHS Holdings, Ltd.	141,000	16,716
	SIA Engineering Co., Ltd.	52,300	62,429
	SIIC Environment Holdings, Ltd.	676,160	89,580
	Sinarmas Land, Ltd.	694,700	84,315
	Sing Holdings, Ltd.	86,800	23,214
	Sing Investments & Finance, Ltd.	13,500	11,680
	Singapore Airlines, Ltd.	685,350	1,700,775
	Singapore Exchange, Ltd.	61,300	388,786
	Singapore Post, Ltd.	648,300	316,085
	Singapore Press Holdings, Ltd.	283,500	205,369
	Singapore Technologies Engineering, Ltd.	65,800	168,206
	Singapore Telecommunications, Ltd.	21,700	32,439
	Stamford Land Corp., Ltd.	275,700	59,632
	StarHub, Ltd.	241,400	206,761
	Straits Trading Co., Ltd.	21,200	24,113
	Sunningdale Tech, Ltd.	117,600	133,715
#*	Swiber Holdings, Ltd.	189,500	2,830
	Tiong Woon Corp. Holding, Ltd.	68,000	19,667
	Tuan Sing Holdings, Ltd.	413,985	87,986
	UMS Holdings, Ltd.	222,662	153,358
	United Industrial Corp., Ltd.	78,984	126,103
	United Overseas Bank, Ltd.	15,082	209,556
	UOB-Kay Hian Holdings, Ltd.	126,405	122,309
	UOL Group, Ltd.	241,287	1,099,833
	Valuetronics Holdings, Ltd.	282,100	115,621
	Venture Corp., Ltd.	60,700	855,673
	Wee Hur Holdings, Ltd.	112,000	16,150
	Wilmar International, Ltd.	17,200	50,921
	Wing Tai Holdings, Ltd.	470,968	617,247
#	Yangzijiang Shipbuilding Holdings, Ltd.	1,206,400	812,206
	Yeo Hiap Seng, Ltd.	10,159	5,351

TOTAL SINGAPORE			22,673,568

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (1.8%)
	Acciona SA	22,942	$2,317,981
*	Acerinox SA	30,913	245,396
	ACS Actividades de Construccion y Servicios SA	27,080	643,711
*Ω	Aena SME SA	3,273	440,990
	Alantra Partners SA	1,451	18,551
	Almirall SA	50,990	545,379
	Amadeus IT Group SA	35,894	1,710,211
*	Amper SA	490,630	99,946
*	Applus Services SA	82,628	647,679
	Atresmedia Corp. de Medios de Comunicacion SA	79,901	209,427
	Banco Bilbao Vizcaya Argentaria SA	1,133,488	3,270,284
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	1,163,242
	Banco de Sabadell SA	4,141,513	1,267,337
*	Banco Santander SA	1,585,845	3,175,741
#*	Banco Santander SA, Sponsored ADR	73,135	147,001
	Bankia SA	1,068,634	1,314,611
	Bankinter SA	351,523	1,321,074
	CaixaBank SA	892,222	1,627,940
#*	Caja de Ahorros del Mediterraneo	8,736	0
Ω	Cellnex Telecom SA	12,815	822,607
	Cia de Distribucion Integral Logista Holdings SA	34,685	585,602
	CIE Automotive SA	37,064	725,360
*	Construcciones y Auxiliar de Ferrocarriles SA	17,533	555,475
#*	Distribuidora Internacional de Alimentacion SA	534,721	70,160
	Ebro Foods SA	40,525	907,359
#*	eDreams ODIGEO SA	37,385	96,755
	Elecnor SA	14,326	146,221
	Enagas SA	97,509	2,104,612
*	Ence Energia y Celulosa SA	107,249	239,556
	Endesa SA	30,179	809,679
	Ercros SA	80,582	167,237
Ω	Euskaltel SA	73,973	703,348
	Faes Farma SA	268,724	1,012,709
	Ferrovial SA	10,316	223,419
	Fluidra SA	15,617	282,187
	Fomento de Construcciones y Contratas SA	36,429	308,304
Ω	Gestamp Automocion SA	20,510	62,719
Ω	Global Dominion Access SA	67,965	241,786
#	Grifols SA	25,798	697,170
	Grupo Catalana Occidente SA	17,282	398,698
#	Grupo Empresarial San Jose SA	8,089	37,817
#*	Grupo Ezentis SA	71,326	19,079
	Iberdrola SA	340,824	4,024,305
	Iberpapel Gestion SA	2,868	53,066
#*	Indra Sistemas SA	105,913	635,175
*	Laboratorios Farmaceuticos Rovi SA	3,920	139,806
*	Liberbank SA	1,511,283	404,410
	Mapfre SA	309,805	467,441
*	Mediaset Espana Comunicacion SA	92,561	309,451
*	Melia Hotels International SA	95,055	352,292
	Miquel y Costas & Miquel SA	15,637	214,063
	Naturgy Energy Group SA	52,792	980,777
*Ω	Neinor Homes SA	23,518	283,927
#*	Obrascon Huarte Lain SA	158,055	106,299
	Pharma Mar SA	5,445	730,942
*	Promotora de Informaciones SA, Class A	93,235	69,666
Ω	Prosegur Cash SA	74,145	57,362
	Prosegur Cia de Seguridad SA	142,922	327,371
*	Quabit Inmobiliaria SA	22,153	8,421

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Realia Business SA	69,253	$49,255
	Red Electrica Corp. SA	38,398	676,361
	Repsol SA, Sponsored ADR	4,116	26,013
	Repsol SA	562,196	3,529,503
	Sacyr SA	295,928	503,257
	Siemens Gamesa Renewable Energy SA	8,788	249,397
*	Solaria Energia y Medio Ambiente SA	30,517	593,730
*Ω	Talgo SA	35,381	125,906
*	Tecnicas Reunidas SA	23,011	184,527
#	Telefonica SA, Sponsored ADR	98,739	327,815
	Telefonica SA	96,804	314,907
*	Tubacex SA	60,771	67,236
*Ω	Unicaja Banco SA	582,736	373,140
	Vidrala SA	9,262	884,609
	Viscofan SA	28,060	1,894,415
*	Vocento SA	22,927	16,888
	Zardoya Otis SA	91,505	559,000

TOTAL SPAIN			50,925,093

SWEDEN — (3.2%)
*	AAK AB	12,309	239,560
Ω	AcadeMedia AB	97,095	781,365
*	Adapteo Oyj	36,052	331,137
*	AddLife AB, Class B	18,116	272,232
*	AddNode Group AB	9,944	245,382
	AddTech AB, Class B	123,980	1,370,112
*	AF Poyry AB	58,787	1,343,312
*	Alfa Laval AB	33,093	672,178
Ω	Alimak Group AB	29,758	366,102
*	Arise AB	10,836	41,894
	Arjo AB, Class B	165,350	1,175,406
	Assa Abloy AB, Class B	26,509	568,153
	Atrium Ljungberg AB, Class B	3,740	60,420
*Ω	Attendo AB	99,827	457,415
	Avanza Bank Holding AB	47,670	907,937
	Axfood AB	19,709	458,099
	Beijer Alma AB	29,777	388,452
*	Beijer Electronics Group AB	17,085	67,251
	Beijer Ref AB	16,704	462,480
	Bergman & Beving AB	19,687	177,081
	Betsson AB	134,138	1,022,066
*	Bilia AB, Class A	81,311	1,081,566
	BillerudKorsnas AB	179,784	2,808,419
	BioArctic AB	0	0
	BioGaia AB, Class B	9,899	469,732
*	Biotage AB	27,583	459,445
	Boliden AB	152,583	4,160,801
*	Bonava AB, Class B	65,816	511,474
Ω	Bravida Holding AB	114,871	1,324,460
*	Bufab AB	32,505	484,373
*	Bulten AB	14,852	124,441
	Bure Equity AB	62,993	1,827,910
*	Byggmax Group AB	90,699	448,209
	Catena AB	5,916	240,778
*	Cavotec SA	14,187	29,533
*	Clas Ohlson AB, Class B	32,394	286,631
*	Cloetta AB, Class B	250,153	587,964
*	Collector AB	15,782	25,528
*	Concentric AB	24,609	407,751

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*Ω	Coor Service Management Holding AB	31,990	$205,549
	Corem Property Group AB, Class B	8,289	16,051
	Dios Fastigheter AB	18,804	131,659
*Ω	Dometic Group AB	223,455	2,415,431
*	Doro AB	15,675	73,192
*	Duni AB	32,819	287,253
Ω	Dustin Group AB	67,622	430,054
	Eastnine AB	14,309	176,086
*	Elanders AB, Class B	8,383	75,862
	Electrolux AB, Class B	34,960	788,291
*	Electrolux Professional AB, Class B	39,242	147,933
	Elekta AB, Class B	21,378	250,037
*Ω	Eltel AB	39,179	91,069
*	Enea AB	11,221	200,588
	Essity AB, Class A	1,404	42,522
#	Essity AB, Class B	23,449	678,691
Ω	Evolution Gaming Group AB	10,044	744,966
*	Fastighets AB Balder, Class B	1,650	77,655
	FastPartner AB, Class A	7,206	59,746
*	Fenix Outdoor International AG	403	41,806
#*	Fingerprint Cards AB, Class B	137,190	231,390
	Getinge AB, Class B	26,538	519,613
#*	Granges AB	79,689	718,807
*	Gunnebo AB	79,676	221,672
*	Haldex AB	33,679	137,276
	Heba Fastighets AB, Class B	2,700	31,538
	Hennes & Mauritz AB, Class B	25,878	420,735
*	Hexagon AB, Class B	2,774	203,326
*	Hexpol AB	92,753	816,910
*	HMS Networks AB	1,323	28,977
#*Ω	Hoist Finance AB	69,967	249,884
	Holmen AB, Class B	11,970	453,297
	Hufvudstaden AB, Class A	2,329	30,405
*	Humana AB	22,242	132,284
	Husqvarna AB, Class A	7,492	75,750
	Husqvarna AB, Class B	70,333	725,246
#	ICA Gruppen AB	9,877	467,561
*	Indutrade AB	18,665	944,989
#	International Petroleum Corp.	65,905	102,891
#	Intrum AB	39,889	974,765
*	Inwido AB	92,865	982,693
#*	ITAB Shop Concept AB, Class B	3,909	5,603
	JM AB	43,406	1,253,559
	Kindred Group P.L.C.	109,207	830,754
#	Klovern AB, Class B	55,494	84,560
*	KNOW IT AB	20,767	568,169
	Kungsleden AB	37,576	318,862
	Lagercrantz Group AB, Class B	114,777	707,424
	Lifco AB, Class B	7,828	573,022
	Lindab International AB	78,498	1,211,817
*	Loomis AB	64,967	1,449,011
#	Lundin Energy AB	7,830	149,685
#*	Medivir AB, Class B	9,800	15,488
*	Mekonomen AB	47,993	465,410
	Millicom International Cellular SA	37,546	1,102,696
*	Modern Times Group MTG AB, Class B	76,787	1,022,689
*	Momentum Group AB, Class B	21,198	290,999
#	Mycronic AB	33,950	716,297
*	NCC AB, Class B	48,390	771,211

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Nederman Holding AB	796	$10,713
*	Net Insight AB, Class B	156,574	32,241
*	New Wave Group AB, Class B	47,435	214,007
*	Nibe Industrier AB, Class B	7,623	183,553
*	Nobia AB	127,874	770,749
*Ω	Nobina AB	119,787	656,869
*	Nolato AB, Class B	12,730	1,058,831
*	Nordic Entertainment Group AB, Class B	16,107	574,985
*Ω	Nordic Waterproofing Holding A.S.	6,260	85,928
	NP3 Fastigheter AB	4,103	47,816
*	Nyfosa AB	52,318	432,577
*	OEM International AB, Class B	3,022	91,927
*	Orexo AB	6,724	36,560
#*	Pandox AB	48,897	488,165
*	Peab AB, Class B	115,465	1,068,628
	Platzer Fastigheter Holding AB, Class B	18,395	176,237
	Pricer AB, Class B	107,548	321,364
*	Proact IT Group AB	7,134	169,754
#*	Qliro AB	7,354	27,686
*	Qliro Group AB	73,546	52,167
	Ratos AB, Class B	233,127	849,360
*	RaySearch Laboratories AB	13,042	110,404
*	Recipharm AB, Class B	51,898	835,711
Ω	Resurs Holding AB	112,957	516,388
	Rottneros AB	66,194	59,343
#*	Saab AB, Class B	44,120	1,012,141
	Sagax AB, Class B	11,321	177,818
	Samhallsbyggnadsbolaget i Norden AB	189,129	520,511
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	44,349
*	Sandvik AB	49,964	890,613
#*	SAS AB	198,706	34,946
#*	SAS AB	1,788,354	196,553
*	Scandi Standard AB	48,812	330,475
	Sectra AB, Class B	11,719	714,043
#*	Securitas AB, Class B	55,019	776,644
*	Semcon AB	12,800	92,160
*	Sensys Gatso Group AB	659,140	100,981
*Ω	Sinch AB	756	71,769
*	Skandinaviska Enskilda Banken AB, Class A	165,990	1,424,400
	Skanska AB, Class B	62,229	1,167,140
	SKF AB, Class A	2,752	56,443
	SKF AB, Class B	87,418	1,789,531
	SkiStar AB	39,896	447,199
	SSAB AB, Class A	19,797	59,918
*	SSAB AB, Class A	134,228	389,518
	SSAB AB, Class B	112,074	301,945
*	SSAB AB, Class B	301,644	813,745
*	Svenska Cellulosa AB SCA, Class A	4,829	66,806
*	Svenska Cellulosa AB SCA, Class B	94,618	1,279,852
*	Svenska Handelsbanken AB, Class A	158,678	1,285,717
#*	Svenska Handelsbanken AB, Class B	4,398	42,457
	Sweco AB, Class B	13,080	658,196
*	Swedbank AB, Class A	92,363	1,445,999
	Swedish Match AB	10,042	754,983
*	Swedish Orphan Biovitrum AB	13,099	225,906
#*	Systemair AB	9,336	262,147
	Tele2 AB, Class B	62,878	742,085
	Telefonaktiebolaget LM Ericsson, Class A	2,150	25,675
	Telefonaktiebolaget LM Ericsson, Class B	70,118	782,833

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Telia Co. AB	344,690	$1,318,835
#*Ω	Thule Group AB	33,606	1,099,539
*	Trelleborg AB, Class B	139,190	2,316,089
	Troax Group AB	16,507	269,060
*	VBG Group AB, Class B	3,664	57,594
*	Vitrolife AB	7,276	177,003
*	Volvo AB, Class A	26,969	523,562
*	Volvo AB, Class B	195,670	3,803,275
	Wallenstam AB, Class B	7,993	105,956
	Wihlborgs Fastigheter AB	7,467	134,588

TOTAL SWEDEN			91,291,717

SWITZERLAND — (7.0%)
	ABB, Ltd	174,023	4,222,669
	Adecco Group AG	88,563	4,342,592
*	Alcon, Inc.	35,707	2,029,586
*	Alcon, Inc.	33,230	1,889,229
	Allreal Holding AG	16,566	3,508,666
	ALSO Holding AG	7,519	1,759,194
*	ams AG	54,391	1,164,602
*	APG SGA SA	783	152,352
*	Arbonia AG	37,885	420,625
#*	Aryzta AG	940,195	471,908
*	Ascom Holding AG	14,613	175,203
*	Autoneum Holding AG	3,021	373,989
	Bachem Holding AG, Class B	1,554	628,203
	Baloise Holding AG	27,155	3,713,589
	Banque Cantonale de Geneve	1,622	289,381
	Banque Cantonale Vaudoise	20,340	1,970,951
	Barry Callebaut AG	213	439,768
	Belimo Holding AG	180	1,338,607
	Bell Food Group AG	2,481	628,909
	Bellevue Group AG	10,612	278,974
	Berner Kantonalbank AG	5,066	1,152,800
	BKW AG	5,950	591,041
	Bobst Group SA	9,691	466,285
	Bossard Holding AG, Class A	6,794	1,103,739
	Bucher Industries AG	7,508	2,894,500
	Burckhardt Compression Holding AG	955	239,106
	Burkhalter Holding AG	2,283	146,800
*	Calida Holding AG	4,273	127,744
*	Carlo Gavazzi Holding AG	371	60,700
	Cembra Money Bank AG	30,578	3,397,329
	Chocoladefabriken Lindt & Spruengli AG	7	605,180
#	Cicor Technologies, Ltd	1,805	81,352
	Cie Financiere Richemont SA	37,519	2,345,079
	Cie Financiere Tradition SA	1,314	151,319
#	Clariant AG	214,149	3,673,877
	Coltene Holding AG	4,044	311,934
	Conzzeta AG	1,460	1,471,648
*	COSMO Pharmaceuticals NV	1,349	109,067
	Credit Suisse Group AG	164,338	1,549,933
	Credit Suisse Group AG, Sponsored ADR	128,546	1,209,614
	Daetwyler Holding AG	2,098	469,364
	DKSH Holding AG	39,733	2,556,424
#	dormakaba Holding AG	1,607	738,888
#*	Dufry AG	36,912	1,393,832
	EFG International AG	164,502	892,015
	Emmi AG	2,403	2,269,873

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	EMS-Chemie Holding AG	835	$734,448
	Energiedienst Holding AG	1,651	48,253
#*	Evolva Holding SA	335,938	75,238
#*	Feintool International Holding AG	1,967	100,900
*	Flughafen Zurich AG	15,335	2,069,510
	Forbo Holding AG	826	1,264,682
Ω	Galenica AG	30,946	1,951,514
*	GAM Holding AG	141,610	228,868
	Geberit AG	3,368	1,916,962
	Georg Fischer AG	4,182	4,224,017
	Givaudan SA	466	1,900,319
	Gurit Holding AG	392	820,979
	Helvetia Holding AG	26,681	2,092,142
*	Hiag Immobilien Holding AG	1,074	108,947
#*	HOCHDORF Holding AG	837	52,859
	Huber & Suhner AG	16,084	1,159,896
	Implenia AG	16,861	338,185
*	Ina Invest Holding AG	3,371	62,670
	Inficon Holding AG	1,281	940,575
	Interroll Holding AG	568	1,526,119
	Intershop Holding AG	491	301,080
	Investis Holding SA	925	88,704
	Julius Baer Group, Ltd.	99,709	4,437,572
*	Jungfraubahn Holding AG	3,075	340,893
	Kardex Holding AG	5,933	1,047,531
#*	Komax Holding AG	3,885	703,676
#	Kudelski SA	29,355	103,628
	Kuehne + Nagel International AG	4,892	977,730
	LafargeHolcim, Ltd.	34,764	1,492,058
	LafargeHolcim, Ltd.	28,089	1,207,415
*	Landis & Gyr Group AG	23,146	1,292,688
#*	Lastminute.com NV	3,078	52,506
	LEM Holding SA	284	514,814
	Liechtensteinische Landesbank AG	15,182	856,998
	Logitech International SA	22,187	1,866,507
	Lonza Group AG	4,338	2,628,438
	Luzerner Kantonalbank AG	3,223	1,371,570
*	Meier Tobler Group AG	5,366	53,493
	Metall Zug AG	190	234,785
*	Meyer Burger Technology AG	395,364	105,737
*	Mikron Holding AG	4,766	24,161
	Mobilezone Holding AG	27,329	255,976
	Mobimo Holding AG	8,667	2,504,624
	Nestle SA	126,847	14,267,483
	Novartis AG, Sponsored ADR	70,669	5,517,836
	Novartis AG	26,754	2,084,741
	OC Oerlikon Corp. AG	150,757	1,049,401
*	Orascom Development Holding AG	10,410	90,333
#	Orell Fuessli AG	184	18,231
	Orior AG	6,068	442,356
	Partners Group Holding AG	1,784	1,606,145
	Phoenix Mecano AG	581	263,984
	Plazza AG, Class A	757	237,751
	PSP Swiss Property AG	9,687	1,171,409
	Rieter Holding AG	2,766	238,189
	Roche Holding AG	934	300,123
	Romande Energie Holding SA	77	94,687
	Schaffner Holding AG	381	79,758
	Schindler Holding AG	2,586	664,712

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Schweiter Technologies AG	1,082	$1,478,442
	SFS Group AG	17,922	1,672,924
	SGS SA	364	909,203
	Siegfried Holding AG	3,927	2,486,218
	SIG Combibloc Group AG	198,730	4,087,632
	Sika AG	16,775	4,126,730
*	Sonova Holding AG	3,691	876,125
	St Galler Kantonalbank AG	2,827	1,192,978
	Straumann Holding AG	353	368,480
	Sulzer AG	16,925	1,238,780
*	Sunrise Communications Group AG	31,275	3,748,430
	Swatch Group AG (The)	14,752	3,124,044
	Swatch Group AG (The)	16,965	693,453
	Swiss Life Holding AG	6,851	2,304,598
	Swiss Prime Site AG	48,702	4,097,296
	Swiss Re AG	44,362	3,183,443
#*	Swiss Steel Holding AG	449,892	85,872
	Swisscom AG	8,588	4,367,864
	Swissquote Group Holding SA	15,093	1,201,816
	Tecan Group AG	2,990	1,418,840
	Temenos AG	11,645	1,251,507
	Thurgauer Kantonalbank	690	77,881
#*	Tornos Holding AG	5,138	20,474
	TX Group AG	2,451	171,595
	u-blox Holding AG	5,295	266,181
	UBS Group AG	200,304	2,331,933
#	UBS Group AG	156,997	1,835,295
	Valiant Holding AG	11,948	958,589
*	Valora Holding AG	3,464	494,508
	Varia US Properties AG	523	21,559
Ω	VAT Group AG	9,825	1,843,316
	Vaudoise Assurances Holding SA	1,091	530,057
*	Vetropack Holding AG	9,600	535,486
	Vifor Pharma AG	14,889	1,675,693
#*	Von Roll Holding AG	8,846	6,556
	Vontobel Holding AG	45,709	2,805,134
	VP Bank AG	3,915	444,161
	VZ Holding AG	9,565	803,776
*	V-ZUG Holding AG	1,900	144,696
	Walliser Kantonalbank	1,247	146,198
	Warteck Invest AG	32	79,247
	Ypsomed Holding AG	3,233	402,015
	Zehnder Group AG	10,509	502,612
	Zug Estates Holding AG, Class B	246	512,601
	Zuger Kantonalbank AG	71	489,677
	Zurich Insurance Group AG	14,535	4,827,736

TOTAL SWITZERLAND			197,856,897

UNITED KINGDOM — (12.1%)
	3i Group P.L.C.	117,677	1,469,749
*	4imprint Group P.L.C.	8,121	217,716
	888 Holdings P.L.C.	181,616	631,132
*	A.G. Barr P.L.C.	66,866	408,461
*	AA P.L.C.	199,306	58,829
	Admiral Group P.L.C.	25,512	908,836
*	Afren P.L.C.	449,270	0
	Aggreko P.L.C.	219,744	1,252,453
	AJ Bell P.L.C.	41,138	224,558
	Alliance Pharma P.L.C.	121,482	115,665

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Allied Minds P.L.C.	36,703	$17,282
	Anglo American P.L.C.	60,227	1,413,116
	Anglo Pacific Group P.L.C.	95,643	130,877
	Anglo-Eastern Plantations P.L.C.	5,452	33,700
	Antofagasta P.L.C.	50,056	667,456
*	Arrow Global Group P.L.C.	177,996	288,929
*Ω	Ascential P.L.C.	173,458	621,200
#	Ashmore Group P.L.C.	145,682	674,005
	Ashtead Group P.L.C.	83,267	3,009,045
*	ASOS P.L.C.	13,541	772,564
	Associated British Foods P.L.C.	23,579	518,543
*Ω	Aston Martin Lagonda Global Holdings P.L.C.	16,999	11,959
Ω	Auto Trader Group P.L.C.	189,965	1,428,238
Ω	Avast P.L.C.	5,659	34,776
	AVEVA Group P.L.C.	1,888	104,799
	Aviva P.L.C.	1,059,276	3,533,292
	Avon Rubber P.L.C.	21,764	1,108,678
	B&M European Value Retail SA.	337,744	2,119,651
	Babcock International Group P.L.C.	566,916	1,597,051
	BAE Systems P.L.C.	220,942	1,135,728
*	Balfour Beatty P.L.C.	431,504	1,192,532
*	Bank of Georgia Group P.L.C.	39,753	462,290
*	Barclays P.L.C., Sponsored ADR	444,931	2,460,468
*	Barclays P.L.C.	833,914	1,155,866
*	Barratt Developments P.L.C.	341,627	2,135,368
	Beazley P.L.C.	260,616	993,539
	Begbies Traynor Group P.L.C.	15,983	17,298
	Bellway P.L.C.	88,259	2,670,292
	Berkeley Group Holdings P.L.C.	19,585	1,029,746
	BHP Group P.L.C., ADR.	67,738	2,632,976
Ω	Biffa P.L.C.	108,599	304,136
	Bloomsbury Publishing P.L.C.	50,401	166,804
	Bodycote P.L.C.	175,000	1,475,746
*	Boohoo Group P.L.C.	213,548	748,422
	BP P.L.C., Sponsored ADR	193,575	2,996,543
	BP P.L.C.	2,171,504	5,538,819
	Braemar Shipping Services P.L.C.	15,684	24,981
	Brewin Dolphin Holdings P.L.C.	255,441	804,024
#	British American Tobacco P.L.C., Sponsored ADR	7,962	253,829
	British American Tobacco P.L.C.	154,373	4,892,909
	Britvic P.L.C.	193,215	1,846,292
	BT Group P.L.C.	3,746,165	4,920,022
	Bunzl P.L.C.	29,104	904,735
	Burberry Group P.L.C.	29,279	514,222
	Burford Capital, Ltd.	69,102	588,607
	C&C Group P.L.C.	259,286	543,250
*	Cairn Energy P.L.C.	571,331	1,027,125
*	Capita P.L.C.	648,576	207,147
	Capital & Counties Properties P.L.C.	49,683	67,336
	Card Factory P.L.C.	211,874	88,298
	CareTech Holdings P.L.C.	34,284	201,632
	Carnival P.L.C.	17,005	192,242
	Carnival P.L.C., ADR	4,899	57,808
	Carr’s Group P.L.C.	10,633	13,782
	Castings P.L.C.	9,986	41,390
	Centamin P.L.C.	1,175,120	1,889,885
*	Centaur Media P.L.C.	24,139	7,036
	Central Asia Metals P.L.C.	27,827	60,755
*	Centrica P.L.C.	4,407,421	2,122,600

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Chemring Group P.L.C.	212,059	$717,879
	Chesnara P.L.C.	74,404	252,714
#	Cineworld Group P.L.C.	531,791	196,685
*	Circassia Group P.L.C.	36,010	10,098
	Clarkson P.L.C.	22,442	584,525
	Clinigen Group P.L.C.	40,479	315,808
	Close Brothers Group P.L.C.	96,860	1,350,631
	CLS Holdings P.L.C.	40,437	103,854
Ω	CMC Markets P.L.C.	91,464	397,203
	CNH Industrial NV	5,031	38,882
*	Coats Group P.L.C.	339,286	249,767
	Coca-Cola HBC AG	31,360	712,349
	Compass Group P.L.C.	75,523	1,033,739
	Computacenter P.L.C.	61,493	1,816,305
Ω	ConvaTec Group P.L.C.	404,488	946,879
	Costain Group P.L.C.	101,506	42,989
Ω	Countryside Properties P.L.C.	251,147	1,096,918
	Cranswick P.L.C.	29,939	1,248,009
*	Crest Nicholson Holdings P.L.C.	292,324	831,290
	Croda International P.L.C.	20,197	1,578,541
	CVS Group P.L.C.	11,988	192,193
	Daily Mail & General Trust P.L.C., Class A	63,324	554,390
	DCC P.L.C.	2,327	151,213
*	De La Rue P.L.C.	48,430	84,711
#*	Debenhams P.L.C.	2,335,023	0
	Dechra Pharmaceuticals P.L.C.	1,949	88,168
	Devro P.L.C.	164,604	322,120
	DFS Furniture P.L.C.	61,077	162,683
	Diageo P.L.C., Sponsored ADR	2,322	302,278
*	Dialight P.L.C.	11,223	39,334
*	Dignity P.L.C.	18,727	127,022
	Diploma P.L.C.	83,720	2,410,756
	Direct Line Insurance Group P.L.C.	492,662	1,683,627
	DiscoverIE Group P.L.C.	57,635	429,234
	Diversified Gas & Oil P.L.C.	30,227	43,938
	Dixons Carphone P.L.C.	1,166,476	1,454,048
	Domino’s Pizza Group P.L.C.	207,065	889,033
	dotdigital group P.L.C.	9,080	17,438
	Drax Group P.L.C.	452,646	1,733,345
*	DS Smith P.L.C.	555,186	2,036,531
	Dunelm Group P.L.C.	58,420	987,644
	easyJet P.L.C.	160,421	1,051,952
	Electrocomponents P.L.C.	307,730	2,701,811
*	Elementis P.L.C.	559,831	539,600
	EMIS Group P.L.C.	37,849	488,211
#*	EnQuest P.L.C.	1,113,175	137,626
*	Epwin Group P.L.C.	20,620	17,284
*Ω	Equiniti Group P.L.C.	286,486	383,259
*	Essentra P.L.C.	199,994	638,250
	Euromoney Institutional Investor P.L.C.	50,783	542,159
	Evraz P.L.C.	92,690	431,628
	Experian P.L.C.	52,061	1,907,197
	FDM Group Holdings P.L.C.	24,921	321,747
	Ferguson P.L.C.	15,967	1,585,820
	Ferrexpo P.L.C.	371,543	916,897
	Fevertree Drinks P.L.C.	810	21,132
	First Derivatives P.L.C.	637	24,218
*	Firstgroup P.L.C.	1,380,755	734,706
*Ω	Forterra P.L.C.	23,168	54,198

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Foxtons Group P.L.C.	154,604	$68,106
*	Frasers Group P.L.C.	245,013	1,188,597
	Fresnillo P.L.C.	21,657	326,642
*	Frontier Developments P.L.C.	1,251	42,314
	Fuller Smith & Turner P.L.C., Class A	8,312	62,706
*	G4S P.L.C.	508,888	1,341,897
	Galliford Try Holdings P.L.C.	118,230	109,346
	Games Workshop Group P.L.C.	18,463	2,482,099
	Gamesys Group P.L.C.	25,675	386,668
	Gamma Communications P.L.C.	11,686	252,863
*	Gem Diamonds, Ltd.	187,716	89,404
	Genel Energy P.L.C.	118,284	172,834
	Genus P.L.C.	11,533	612,918
*	Georgia Capital P.L.C.	24,268	115,701
	GlaxoSmithKline P.L.C., Sponsored ADR	77,488	2,589,649
	GlaxoSmithKline P.L.C.	16,968	283,340
*	Glencore P.L.C.	1,308,307	2,639,164
	Go-Ahead Group P.L.C. (The)	42,116	319,538
	GoCo Group P.L.C.	94,361	117,791
*	Grafton Group P.L.C.	152,989	1,330,008
	Grainger P.L.C.	344,909	1,249,543
	Greencore Group P.L.C.	463,890	543,094
*	Greggs P.L.C.	109,352	1,826,272
	Gulf Keystone Petroleum, Ltd.	211,119	191,819
*	GVC Holdings P.L.C.	237,629	2,976,785
*Ω	Gym Group P.L.C. (The)	19,126	34,216
	H&T Group P.L.C.	2,599	7,418
	Halfords Group P.L.C.	177,006	551,535
	Halma P.L.C.	36,528	1,120,956
	Hargreaves Lansdown P.L.C.	31,344	550,278
Ω	Hastings Group Holdings P.L.C.	230,775	745,695
*	Hays P.L.C.	831,499	1,148,184
	Headlam Group P.L.C.	39,397	135,582
	Helical P.L.C.	131,806	580,580
	Henry Boot P.L.C.	36,616	117,160
	Hikma Pharmaceuticals P.L.C.	25,999	845,317
	Hill & Smith Holdings P.L.C.	74,079	1,152,076
	Hilton Food Group P.L.C.	19,828	297,515
*	Hiscox, Ltd.	101,137	1,080,977
*	Hochschild Mining P.L.C.	267,038	761,744
	HomeServe P.L.C.	115,256	1,651,779
*	Horizon Discovery Group P.L.C.	68,552	78,883
*	Howden Joinery Group P.L.C.	314,734	2,598,395
	HSBC Holdings P.L.C.	160,618	673,085
#	HSBC Holdings P.L.C., Sponsored ADR	320,826	6,730,929
	Hunting P.L.C.	139,025	251,509
	Hyve Group P.L.C.	100,061	66,082
*Ω	Ibstock P.L.C.	337,935	702,798
	IG Group Holdings P.L.C.	185,355	1,829,176
	IMI P.L.C.	164,140	2,200,881
	Impax Asset Management Group P.L.C.	4,346	30,544
	Imperial Brands P.L.C.	119,510	1,891,567
*	Inchcape P.L.C.	463,838	2,975,389
*	Indivior P.L.C.	726,002	1,037,308
*	Informa P.L.C.	138,885	753,539
	IntegraFin Holdings P.L.C.	30,815	194,046
#*	InterContinental Hotels Group P.L.C., ADR.	4,801	245,510
*	InterContinental Hotels Group P.L.C.	7,890	400,916
	Intermediate Capital Group P.L.C.	19,484	295,947

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	International Consolidated Airlines Group SA	96,420	$120,582
*	International Personal Finance P.L.C.	201,729	149,062
#*	Interserve P.L.C.	462,402	0
	Intertek Group P.L.C.	21,290	1,533,535
	Investec P.L.C.	295,370	549,650
	iomart Group P.L.C.	21,345	86,848
*	IP Group P.L.C.	898,090	927,859
*	IQE P.L.C.	79,636	56,490
*	ITV P.L.C.	1,883,666	1,760,405
*	IWG P.L.C.	457,454	1,500,536
*	J D Wetherspoon P.L.C.	74,190	829,254
	J Sainsbury P.L.C.	1,144,272	2,986,807
	James Fisher & Sons P.L.C.	33,654	494,648
	James Halstead P.L.C.	2,127	12,876
	JD Sports Fashion P.L.C.	106,582	1,025,370
	JET2 P.L.C.	86,338	951,204
Ω	John Laing Group P.L.C.	296,062	1,080,464
*	John Menzies P.L.C.	70,679	97,081
*	John Wood Group P.L.C.	509,590	1,398,873
	Johnson Matthey P.L.C.	76,989	2,143,151
	Jupiter Fund Management P.L.C.	335,155	1,009,746
*Ω	Just Eat Takeaway.com NV	1,432	159,305
*Ω	Just Eat Takeaway.com NV	6,134	679,429
*	Just Group P.L.C.	1,047,216	571,677
	Kainos Group P.L.C.	43,100	691,270
#	KAZ Minerals P.L.C.	231,345	1,887,570
	Keller Group P.L.C.	84,460	555,607
#*	Kier Group P.L.C.	146,792	89,706
	Kin & Carta P.L.C.	109,862	113,990
*	Kingfisher P.L.C.	1,314,662	4,889,207
*	Lamprell P.L.C.	260,709	101,758
	Lancashire Holdings, Ltd.	120,765	996,613
	Legal & General Group P.L.C.	734,528	1,761,108
*	Liberty Global P.L.C., Class A	12,962	246,019
*	Liberty Global P.L.C., Class C	31,782	593,052
	Liontrust Asset Management P.L.C.	21,151	342,089
*	Lloyds Banking Group P.L.C.	6,276,288	2,285,238
#*	Lloyds Banking Group P.L.C., ADR	464,511	654,960
	London Stock Exchange Group P.L.C.	6,844	737,788
	Lookers P.L.C.	248,660	50,737
*	LSL Property Services P.L.C.	31,623	83,961
	M&G P.L.C.	1,352,385	2,572,460
	Man Group P.L.C.	889,645	1,241,468
	Marks & Spencer Group P.L.C.	1,527,320	1,759,595
*	Marshalls P.L.C.	166,424	1,441,872
	Marston’s P.L.C.	694,415	434,656
	McBride P.L.C.	155,514	123,515
*Ω	McCarthy & Stone P.L.C.	290,794	442,317
*	Mears Group P.L.C.	87,213	119,066
	Mediclinic International P.L.C.	469,667	1,719,776
*	Meggitt P.L.C.	232,174	822,707
*	Melrose Industries P.L.C.	1,521,615	2,360,431
#*	Micro Focus International P.L.C., Sponsored ADR	27,626	79,287
*	Micro Focus International P.L.C.	113,048	317,218
*	Midwich Group P.L.C.	1,516	6,828
*	Mitchells & Butlers P.L.C.	193,906	393,908
	Mitie Group P.L.C.	738,518	269,057
	MJ Gleeson P.L.C.	7,755	58,184
	Mondi P.L.C.	94,607	1,793,116

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Moneysupermarket.com Group P.L.C.	276,883	$874,517
*	Morgan Advanced Materials P.L.C.	268,050	868,551
*	Morgan Sindall Group P.L.C.	37,370	533,956
	Motorpoint group P.L.C.	16,362	59,515
#	N Brown Group P.L.C.	230,807	170,634
	Naked Wines P.L.C.	22,129	133,327
*	National Express Group P.L.C.	326,417	633,222
*	Natwest Group P.L.C.	992,323	1,599,979
#*	Natwest Group P.L.C., Sponsored ADR	46,608	148,679
	NCC Group P.L.C.	141,320	335,370
	Next Fifteen Communications Group P.L.C.	1,739	10,048
	Next P.L.C.	12,595	951,256
*	Ninety One P.L.C.	162,343	436,415
*	NMC Health P.L.C.	3,427	939
	Norcros P.L.C.	25,367	57,216
	Numis Corp. P.L.C.	16,841	64,934
*	Ocado Group P.L.C.	12,087	356,444
Ω	On the Beach Group P.L.C.	95,956	267,418
*	OneSavings Bank P.L.C.	166,875	665,655
*	Oxford Instruments P.L.C.	40,733	837,839
*	Pagegroup P.L.C.	231,065	1,070,470
	Paragon Banking Group P.L.C.	319,412	1,225,627
*	Parkmead Group P.L.C. (The)	27,786	9,781
	PayPoint P.L.C.	44,988	293,596
	Pearson P.L.C.	110,820	732,162
#	Pearson P.L.C., Sponsored ADR	76,824	513,184
*	Pendragon P.L.C.	1,627,607	273,086
	Pennon Group P.L.C.	86,441	1,112,454
	Persimmon P.L.C.	49,090	1,486,274
#*	Petrofac, Ltd.	158,324	243,910
*	Petropavlovsk P.L.C.	2,970,905	1,029,017
	Pets at Home Group P.L.C.	418,995	2,104,187
*	Pharos Energy P.L.C.	211,643	34,049
	Phoenix Group Holdings P.L.C.	328,239	2,818,667
*	Photo-Me International P.L.C.	237,475	150,692
*	Playtech P.L.C.	219,828	969,305
	Plus500, Ltd.	79,430	1,522,252
	Polar Capital Holdings P.L.C.	3,907	26,027
*	Polypipe Group P.L.C.	145,012	863,433
	Porvair P.L.C.	5,901	38,831
*	PPHE Hotel Group, Ltd.	3,390	44,184
*	Premier Foods P.L.C.	1,516,790	1,817,656
#*	Premier Oil P.L.C.	903,090	133,079
*	Provident Financial P.L.C.	102,460	308,540
	Prudential P.L.C., ADR	2,030	49,593
	Prudential P.L.C.	25,712	314,470
*	PureTech Health P.L.C.	36,735	123,534
	PZ Cussons P.L.C.	211,344	634,399
	QinetiQ Group P.L.C.	218,543	669,355
Ω	Quilter P.L.C.	576,245	914,882
	Rank Group P.L.C.	148,414	173,265
	Rathbone Brothers P.L.C.	28,266	532,059
*	Raven Property Group, Ltd.	36,393	11,318
	Reach P.L.C.	740,087	1,007,168
	Reckitt Benckiser Group P.L.C.	18,830	1,658,707
	Redde Northgate P.L.C.	172,932	397,823
*	Redrow P.L.C.	294,281	1,586,649
	RELX P.L.C., Sponsored ADR	35,523	700,869
	RELX P.L.C.	1,141	22,574

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Renewi P.L.C.	765,558	$211,813
*	Renishaw P.L.C.	10,957	794,946
*	Renold P.L.C.	12,120	1,609
*	Rentokil Initial P.L.C.	263,331	1,792,812
	Restaurant Group P.L.C. (The)	276,012	144,986
	Rhi Magnesita NV	7,622	255,534
	Rhi Magnesita NV	10,660	353,705
	Ricardo P.L.C.	28,030	131,078
*	Rightmove P.L.C.	179,160	1,433,849
	Rio Tinto P.L.C.	5,471	309,447
#	Rio Tinto P.L.C., Sponsored ADR	73,351	4,164,136
*	RM P.L.C.	21,947	48,930
	Robert Walters P.L.C.	33,331	172,435
*	Rockhopper Exploration P.L.C.	153,117	11,092
#	Rolls-Royce Holdings P.L.C.	98,623	91,282
	Rotork P.L.C.	476,961	1,737,786
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	293,891	7,097,468
	Royal Dutch Shell P.L.C., Class B	74,667	900,434
	Royal Mail P.L.C.	918,004	2,702,067
*	RPS Group P.L.C.	189,098	124,466
	RSA Insurance Group P.L.C.	95,325	523,486
#	RWS Holdings P.L.C.	19,908	144,001
Ω	Sabre Insurance Group P.L.C.	18,819	55,893
#*	Saga P.L.C.	72,309	129,434
	Sage Group P.L.C. (The)	105,369	866,968
	Sanne Group P.L.C.	3,771	29,633
*	Savannah Energy P.L.C.	186,819	18,962
*	Savills P.L.C.	123,010	1,324,853
	Schroders P.L.C.	11,345	384,340
	Schroders P.L.C.	4,379	104,478
*	SDL P.L.C.	44,354	396,715
*	Secure Trust Bank P.L.C.	460	4,494
*	Senior P.L.C.	341,631	243,003
	Severfield P.L.C.	85,810	61,461
	Severn Trent P.L.C.	20,628	649,207
*	SIG P.L.C.	449,991	139,970
	Signature Aviation P.L.C.	477,886	1,463,371
	Smart Metering Systems P.L.C.	30,320	228,060
	Smith & Nephew P.L.C., Sponsored ADR	6,168	216,312
	Smith & Nephew P.L.C.	40,935	710,801
	Smiths Group P.L.C.	39,969	688,665
	Softcat P.L.C.	85,111	1,240,717
	Spectris P.L.C.	50,025	1,605,566
	Speedy Hire P.L.C.	339,245	231,783
	Spirax-Sarco Engineering P.L.C.	13,079	1,912,064
Ω	Spire Healthcare Group P.L.C.	288,419	444,662
	Spirent Communications P.L.C.	298,956	1,122,352
	SSE P.L.C.	144,102	2,363,198
	SSP Group P.L.C.	228,419	553,119
	St James’s Place P.L.C.	140,953	1,642,757
	St. Modwen Properties P.L.C.	285,035	1,224,226
	Stagecoach Group P.L.C.	202,756	99,846
*	Standard Chartered P.L.C.	631,178	2,884,359
	Standard Life Aberdeen P.L.C.	1,072,476	3,124,954
	SThree P.L.C.	84,180	268,395
*	Stobart Group, Ltd.	179,523	42,996
	Stock Spirits Group P.L.C.	99,575	272,979
*	Studio Retail Group P.L.C.	41,980	130,492
	Superdry P.L.C.	43,269	100,942

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Synthomer P.L.C.	306,803	$1,499,240
	TalkTalk Telecom Group P.L.C.	347,317	432,872
	Tate & Lyle P.L.C.	278,416	2,146,247
*	Taylor Wimpey P.L.C.	1,200,593	1,644,924
*	TBC Bank Group P.L.C.	25,308	301,512
#	Ted Baker P.L.C.	41,473	54,981
	Telecom Plus P.L.C.	53,037	913,523
	TEN Entertainment Group P.L.C.	4,386	7,613
	Tesco P.L.C.	1,135,832	3,023,068
*	Thomas Cook Group P.L.C.	850,887	0
*Ω	TI Fluid Systems P.L.C.	4,529	11,271
	Topps Tiles P.L.C.	105,193	58,914
	TP ICAP P.L.C.	443,303	1,097,741
*	Travis Perkins P.L.C.	247,867	3,404,274
	Trifast P.L.C.	53,698	84,132
*	TT Electronics P.L.C.	100,427	255,009
	TUI AG	86,705	340,372
#	TUI AG	44,549	174,877
#*	Tullow Oil P.L.C.	1,347,157	353,417
*	Tyman P.L.C.	9,786	33,838
	U & I Group P.L.C.	131,215	95,224
	UDG Healthcare P.L.C.	101,956	958,286
	Ultra Electronics Holdings P.L.C.	58,429	1,425,603
	United Utilities Group P.L.C.	34,058	380,728
	Urban & Civic P.L.C.	42,797	113,667
*	Vectura Group P.L.C.	610,512	814,534
	Vertu Motors P.L.C.	177,200	67,570
	Vesuvius P.L.C.	205,981	1,065,452
	Victrex P.L.C.	35,242	842,118
*	Virgin Money UK P.L.C.	594,087	720,380
*	Vistry Group P.L.C.	116,853	824,515
*	Vitec Group P.L.C. (The)	12,644	116,909
#	Vodafone Group P.L.C., Sponsored ADR	105,683	1,427,780
	Volex P.L.C.	27,147	84,801
	Vp P.L.C.	1,659	13,052
	Watkin Jones P.L.C.	58,999	102,429
*	Weir Group P.L.C. (The)	166,482	3,092,860
	WH Smith P.L.C.	56,421	729,346
*	Whitbread P.L.C.	85,114	2,369,807
	William Hill P.L.C.	628,694	2,232,792
	Wincanton P.L.C.	41,710	112,397
*Ω	Wizz Air Holdings P.L.C.	3,856	159,633
	Wm Morrison Supermarkets P.L.C.	1,071,069	2,260,890
	WPP P.L.C.	104,858	837,531
*	Xaar P.L.C.	50,076	84,995
	XP Power, Ltd.	6,054	313,773
	Young & Co’s Brewery P.L.C., Class A	1,363	14,347

TOTAL UNITED KINGDOM			342,560,781

TOTAL COMMON STOCKS			2,689,080,998

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
	Bayerische Motoren Werke AG	11,102	574,012
	Biotest AG	11,540	346,855
	Draegerwerk AG & Co. KGaA	8,065	648,013
	Fuchs Petrolub SE	38,826	1,998,426
	Henkel AG & Co. KGaA	5,107	496,965
	Jungheinrich AG	31,493	1,144,994

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Porsche Automobil Holding SE	33,026	$1,769,281
Sartorius AG	4,869	2,060,950
Sixt SE	11,719	554,859
STO SE & Co. KGaA	1,710	213,901
Villeroy & Boch AG	8,449	122,053
Volkswagen AG	37,294	5,432,396

TOTAL GERMANY		15,362,705

UNITED KINGDOM — (0.0%)
McBride P.L.C.	1,710,654	2,216

TOTAL PREFERRED STOCKS		15,364,921

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	212,979	153,345
* Pan American Silver Corp. Rights 02/22/29	122,913	88,498

TOTAL CANADA		241,843

ISRAEL — (0.0%)
Arko Holdings, Ltd. Rights 05/10/20	0	0

ITALY — (0.0%)
#* Banca Monte dei Paschi di Siena SpA Rights 11/21/20	246,303	0
* Cattolica Assicurazioni Rights 11/26/20	119,544	0

TOTAL ITALY		0

NORWAY — (0.0%)
XXL ASA Rights 05/28/20	0	0

SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	926,727	0

SPAIN — (0.0%)
* Vidrala SA Rights 11/5/20	9,262	44,174

UNITED KINGDOM — (0.0%)
* Rolls-Royce Holdings P.L.C. Rights 11/11/20	328,743	166,096

TOTAL RIGHTS/WARRANTS		452,113

TOTAL INVESTMENT SECURITIES (Cost $2,586,114,073)		2,704,898,032

		Value†
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	10,697,191	123,777,192

TOTAL INVESTMENTS — (100.0%) (Cost $2,709,863,371)		$2,828,675,224

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$483,095	$174,385,387	—	$174,868,482
Austria	—	15,159,229	—	15,159,229
Belgium	723,527	30,208,179	—	30,931,706
Canada	270,200,371	1,302,609	—	271,502,980
Denmark	—	69,701,453	—	69,701,453
Finland	—	47,432,170	—	47,432,170
France	194,617	193,854,724	—	194,049,341
Germany	7,480,574	160,153,772	—	167,634,346
Hong Kong	248,755	63,515,836	—	63,764,591
Ireland	11,180,336	16,881,923	—	28,062,259
Israel	1,963,112	21,887,798	—	23,850,910
Italy	4,235,945	71,407,702	—	75,643,647
Japan	11,522,140	672,736,731	—	684,258,871
Netherlands	7,747,969	86,979,675	—	94,727,644
New Zealand	12,931	15,764,902	—	15,777,833
Norway	65,633	21,550,817	—	21,616,450
Portugal	—	4,791,030	—	4,791,030
Singapore	4,248	22,669,320	—	22,673,568
Spain	1,664,071	49,261,022	—	50,925,093
Sweden	327,130	90,964,587	—	91,291,717
Switzerland	14,340,761	183,516,136	—	197,856,897
United Kingdom	34,161,329	308,399,452	—	342,560,781
Preferred Stocks
Germany	—	15,362,705	—	15,362,705
United Kingdom	—	2,216	—	2,216
Rights/Warrants
Canada	—	241,843	—	241,843
Spain	—	44,174	—	44,174
United Kingdom	—	166,096	—	166,096
Securities Lending Collateral	—	123,777,192	—	123,777,192

TOTAL	$366,556,544	$2,462,118,680	—	$2,828,675,224

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (98.8%)
AUSTRALIA — (5.2%)
	A2B Australia, Ltd.	25,878	$18,804
	Accent Group, Ltd.	81,685	95,903
	Adbri, Ltd.	73,673	146,437
*	Alkane Resources, Ltd.	50,459	43,906
	Alliance Aviation Services, Ltd.	13,679	31,630
	AMA Group, Ltd.	60,371	31,021
	AMP, Ltd.	720,370	775,184
	Ampol, Ltd.	19,029	346,977
	Ansell, Ltd.	19,710	557,341
	AUB Group, Ltd.	13,490	158,125
	Aurelia Metals, Ltd.	75,876	24,914
	Aurizon Holdings, Ltd.	17,596	46,659
	Austal, Ltd.	102,435	195,328
	Austin Engineering, Ltd.	60,306	6,356
*	Australian Agricultural Co., Ltd.	71,429	55,966
	Australian Pharmaceutical Industries, Ltd.	118,673	91,564
*	Australian Strategic Materials, Ltd.	10,091	22,405
	Australian Vintage, Ltd.	55,331	17,508
	Auswide Bank, Ltd.	2,707	9,355
	AVJennings, Ltd.	21,750	7,751
	Bank of Queensland, Ltd.	101,959	459,984
	Bapcor, Ltd.	55,304	298,076
	Base Resources, Ltd.	147,181	24,330
	Beach Energy, Ltd.	321,397	266,508
	Bega Cheese, Ltd.	27,296	96,027
	Bell Financial Group, Ltd.	35,130	31,237
	Bendigo & Adelaide Bank, Ltd.	148,589	698,999
	Bingo Industries, Ltd.	102,500	177,431
	BlueScope Steel, Ltd.	117,966	1,218,434
	Boral, Ltd.	353,036	1,130,529
	Brickworks, Ltd.	20,052	243,770
	BWX, Ltd.	18,426	48,881
*	Cardno, Ltd.	77,867	15,993
*	Cash Converters International, Ltd.	185,464	25,415
*	Catapult Group International, Ltd.	23,132	27,289
	Cedar Woods Properties, Ltd.	18,498	74,603
	Challenger, Ltd.	112,313	379,673
	Cleanaway Waste Management, Ltd.	407,020	586,769
*	ClearView Wealth, Ltd.	3,322	804
	CML Group, Ltd.	19,031	4,481
	Collection House, Ltd.	26,152	7,480
	Collins Foods, Ltd.	21,668	147,070
*	Cooper Energy, Ltd.	312,489	69,165
*	Corporate Travel Management, Ltd.	8,754	89,837
	Costa Group Holdings, Ltd.	64,804	162,144
	Credit Corp. Group, Ltd.	8,429	108,551
	Crown Resorts, Ltd.	72,403	421,523
	CSR, Ltd.	102,646	317,765
*	Decmil Group, Ltd.	261,269	11,767
	Domain Holdings Australia, Ltd.	52,665	146,081
	Downer EDI, Ltd.	132,626	410,068
	DWS, Ltd.	9,297	7,620
	Eagers Automotive, Ltd.	16,444	125,770
*	Eclipx Group, Ltd.	61,114	63,879
	Elanor Investor Group.	7,740	7,458
*	Emeco Holdings, Ltd.	50,555	26,985
	EQT Holdings, Ltd.	4,693	82,472

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Estia Health, Ltd.	63,584	$59,452
	EVENT Hospitality and Entertainment, Ltd.	17,248	99,989
	Finbar Group, Ltd.	16,583	8,212
	Fleetwood Corp., Ltd.	20,567	25,896
	FlexiGroup, Ltd.	54,044	35,748
*	Flight Centre Travel Group, Ltd.	9,004	71,268
	Freedom Foods Group, Ltd.	28,032	44,481
	G8 Education, Ltd.	201,393	160,434
	Genworth Mortgage Insurance Australia, Ltd.	70,577	84,679
*	GrainCorp, Ltd., Class A	50,444	125,507
	GWA Group, Ltd.	44,143	81,809
	Hansen Technologies, Ltd.	22,551	62,658
	Harvey Norman Holdings, Ltd.	107,795	337,210
	Healius, Ltd.	129,863	307,765
	Helloworld Travel, Ltd.	5,910	7,125
	HT&E, Ltd.	48,748	51,396
	Huon Aquaculture Group, Ltd.	6,856	12,767
	IGO, Ltd.	108,388	338,770
	Imdex, Ltd.	51,718	43,811
	Incitec Pivot, Ltd.	550,502	742,754
*	Intega Group, Ltd.	77,867	15,320
	IOOF Holdings, Ltd.	128,806	264,519
	Japara Healthcare, Ltd.	61,133	16,557
	Jupiter Mines, Ltd.	301,697	60,415
	Link Administration Holdings, Ltd.	109,129	366,945
*	Lynas Corp., Ltd.	92,625	184,282
	MACA, Ltd.	67,337	38,999
	Macmahon Holdings, Ltd.	268,775	45,270
*	Mayne Pharma Group, Ltd.	404,418	85,248
	McMillan Shakespeare, Ltd.	5,966	39,245
	McPherson’s, Ltd.	11,571	18,456
	McPherson’s, Ltd.	1,726	2,754
*	Medusa Mining, Ltd.	76,973	43,293
*	Mesoblast, Ltd.	60,557	130,195
*	Metals X, Ltd.	140,780	7,719
	Metcash, Ltd.	171,340	355,405
	Michael Hill International, Ltd.	12,726	4,452
	Mineral Resources, Ltd.	41,852	734,912
	Monadelphous Group, Ltd.	4,189	26,938
	Monash IVF Group, Ltd.	81,202	32,821
	Money3 Corp., Ltd.	40,091	63,415
	Mount Gibson Iron, Ltd.	63,201	30,207
*	Myer Holdings, Ltd.	241,875	39,254
	MyState, Ltd.	19,092	54,145
	Navigator Global Investments, Ltd.	25,565	27,717
	New Hope Corp., Ltd.	90,451	68,024
	Nine Entertainment Co. Holdings, Ltd.	366,679	536,008
	NRW Holdings, Ltd.	79,987	122,686
*	Nufarm, Ltd.	69,779	168,724
	Oil Search, Ltd.	220,399	397,923
	OM Holdings, Ltd.	28,351	6,299
	oOh!media, Ltd.	101,101	93,155
	Origin Energy, Ltd.	26,818	75,439
*	Orocobre, Ltd.	38,073	68,648
	Orora, Ltd.	167,128	302,889
	OZ Minerals, Ltd.	92,577	967,093
*	Paladin Energy, Ltd.	83,790	7,682
	Peet, Ltd.	63,144	47,469
	Pendal Group, Ltd.	47,485	216,033

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Perenti Global, Ltd.	179,324	$131,873
	Perpetual, Ltd.	10,197	195,159
*	Perseus Mining, Ltd.	282,700	244,503
	Premier Investments, Ltd.	24,711	370,618
	Propel Funeral Partners, Ltd.	9,764	19,306
*	Qantas Airways, Ltd.	91,832	270,164
	Qube Holdings, Ltd.	173,918	323,722
*	Reject Shop, Ltd. (The)	5,847	25,553
	Reliance Worldwide Corp., Ltd.	110,296	318,395
*	Resolute Mining, Ltd.	247,450	140,539
	Ridley Corp., Ltd.	59,215	33,105
	Sandfire Resources, Ltd.	38,140	118,687
	SeaLink Travel Group, Ltd.	5,781	23,736
	Select Harvests, Ltd.	25,006	107,626
*	Senex Energy, Ltd.	349,156	72,435
	Servcorp, Ltd.	9,721	16,929
	SG Fleet Group, Ltd.	15,625	18,544
*	Sigma Healthcare, Ltd.	198,428	74,051
*	Silver Lake Resources, Ltd.	219,062	328,050
	Sims, Ltd.	38,162	256,636
	Southern Cross Electrical Engineering, Ltd.	15,526	4,797
*	Southern Cross Media Group, Ltd.	697,548	85,685
*	SpeedCast International, Ltd.	40,831	8,504
	SRG Global, Ltd.	67,640	14,496
	St Barbara, Ltd.	110,335	207,480
	Star Entertainment Grp, Ltd. (The)	186,498	429,783
	Steadfast Group, Ltd.	135,991	340,962
	Sunland Group, Ltd.	37,093	52,630
	Super Retail Group, Ltd.	37,069	291,736
*	Superloop, Ltd.	55,252	35,806
	Tabcorp Holdings, Ltd.	464,914	1,074,241
	Tassal Group, Ltd.	58,211	144,923
*	Tribune Resources, Ltd.	2,830	14,200
*	Tuas, Ltd.	29,329	15,552
*	United Malt Grp, Ltd.	57,748	163,699
	Village Roadshow, Ltd.	23,962	37,584
*	Virgin Australia Holdings, Ltd.	220,246	0
	Virtus Health, Ltd.	19,783	62,419
	Vita Group, Ltd.	28,316	19,777
Ω	Viva Energy Group, Ltd.	60,847	71,979
*	Vocus Group, Ltd.	149,537	362,144
	Webjet, Ltd.	27,299	66,880
	Western Areas, Ltd.	76,393	103,210
*	Westgold Resources, Ltd.	71,484	130,059
	Whitehaven Coal, Ltd.	205,118	153,518
	Worley, Ltd.	68,218	454,755
	WPP AUNZ, Ltd.	65,277	19,295

TOTAL AUSTRALIA			26,622,033

AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	3,056	55,223
	AT&S Austria Technologie & Systemtechnik AG	1,774	32,245
*Ω	BAWAG Group AG	7,536	276,761
*	Erste Group Bank AG	35,387	727,396
	EVN AG	8,148	130,136
*	POLYTEC Holding AG	3,462	20,978
*	Porr AG	1,672	22,322
*	Raiffeisen Bank International AG	46,243	667,672
*	Strabag SE	3,802	110,299

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	UNIQA Insurance Group AG	33,078	$186,313
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,748	197,927
	voestalpine AG	34,921	971,044

TOTAL AUSTRIA			3,398,316

BELGIUM — (1.0%)
*	Ackermans & van Haaren NV	4,921	605,743
	Ageas SA	32,791	1,320,462
	Atenor	660	39,540
	Banque Nationale de Belgique	33	62,497
	Barco NV	10,162	159,412
	Bekaert SA	8,217	174,778
*	Cie d’Entreprises CFE	1,496	92,640
*	Deceuninck NV	15,841	27,767
	D’ieteren SA	4,391	219,989
*	Econocom Group SA	17,828	39,225
	Euronav NV	42,244	308,671
	EVS Broadcast Equipment SA	1,376	19,780
*	Exmar NV	8,225	21,387
	Gimv NV	3,938	205,643
	Immobel SA	1,012	70,095
*	Jensen-Group NV	937	21,409
*	Ontex Group NV	16,041	177,467
	Orange Belgium SA	1,520	25,331
	Picanol	480	30,102
	Proximus SADP	25,804	501,635
	Recticel SA	10,448	102,638
*	Sioen Industries NV	1,329	34,007
*	Sipef NV	1,474	73,391
	Solvay SA	6,156	500,177
*	Tessenderlo Group SA	5,297	180,307
	Van de Velde NV	471	11,992
	Viohalco SA	1,948	6,241

TOTAL BELGIUM			5,032,326

BRAZIL — (1.0%)
	Alliar Medicos A Frente SA	8,300	14,002
*	Anima Holding SA	10,200	49,614
	BK Brasil Operacao e Assessoria a Restaurantes SA	23,900	40,570
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,900	33,891
*	BRF SA	102,300	299,165
	Camil Alimentos SA	30,200	63,632
	CCR SA	9,900	19,255
	Cia Brasileira de Distribuicao	28,519	307,907
	Cia de Locacao das Americas	58,260	255,258
	Cia Hering	12,800	35,491
	Cielo SA	199,768	117,327
	Cogna Educacao	334,586	250,154
	Construtora Tenda SA	22,584	105,718
	CSU Cardsystem SA	11,000	25,018
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,324	168,103
	Direcional Engenharia SA	24,900	48,906
	Duratex SA	87,395	291,979
*	Embraer SA	74,689	78,491
*	Embraer SA, Sponsored ADR	13,637	56,184
	Enauta Participacoes SA	13,600	22,446
	Even Construtora e Incorporadora SA	37,197	66,836
	Ez Tec Empreendimentos e Participacoes SA	12,335	75,455

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Fras-Le SA	7,200	$7,592
*	Gafisa SA	27,314	18,136
	Grendene SA	73,400	102,592
	Guararapes Confeccoes SA	24,500	58,155
*	Helbor Empreendimentos SA	11,820	18,437
	Hypera SA	21,112	102,654
	Iguatemi Empresa de Shopping Centers SA	7,600	39,722
	Industrias Romi SA	4,783	10,228
*	International Meal Co. Alimentacao SA, Class A	52,337	26,269
	Iochpe-Maxion SA	24,626	56,995
	JHSF Participacoes SA	39,476	44,237
	Kepler Weber SA	7,900	53,516
	Klabin SA	135,500	560,613
	M Dias Branco SA	11,078	62,650
	Mahle-Metal Leve SA	9,500	29,537
	Marcopolo SA	31,900	13,287
*	Marisa Lojas SA	8,732	9,389
*	Mills Estruturas e Servicos de Engenharia SA	27,900	24,701
	Movida Participacoes SA	18,376	58,094
	MRV Engenharia e Participacoes SA	71,100	208,791
	Multiplan Empreendimentos Imobiliarios SA	24,800	81,990
*	Petro Rio SA	18,100	98,797
	Porto Seguro SA	18,884	156,063
	Portobello SA	25,600	28,063
*	Restoque Comercio e Confeccoes de Roupas SA	5,119	3,613
	Sao Carlos Empreendimentos e Participacoes SA	3,700	23,536
	Sao Martinho SA	36,952	135,561
Ω	Ser Educacional SA	13,793	31,971
	SLC Agricola SA	26,745	119,184
	Smiles Fidelidade SA	8,300	20,873
	Sul America SA	22,586	157,411
*	Tecnisa SA	7,380	10,174
	Trisul SA	15,300	28,078
*	Tupy SA	18,296	60,169
	Ultrapar Participacoes SA	61,797	176,411
	Unipar Carbocloro SA	2,916	17,685
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,000	49,314
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,559	23,611
*	Vulcabras Azaleia SA	17,600	20,152
	YDUQS Participacoes SA	7,900	31,556

TOTAL BRAZIL			5,205,209

CANADA — (7.5%)
*	5N Plus, Inc.	8,500	12,441
	Acadian Timber Corp.	3,300	37,773
*	Advantage Oil & Gas, Ltd.	43,500	71,831
	Aecon Group, Inc.	14,609	155,926
	AG Growth International, Inc.	2,000	39,811
	AGF Management, Ltd., Class B	22,400	96,002
*	Air Canada	15,753	174,166
	AirBoss of America Corp.	3,100	41,650
	Alamos Gold, Inc., Class A	102,740	938,487
	Alamos Gold, Inc., Class A	1,380	12,627
	Alaris Equity Partners Income	11,300	104,069
	Algoma Central Corp.	2,700	21,522
	AltaGas, Ltd.	65,573	831,290
	Altius Minerals Corp.	5,700	45,265
	Andrew Peller, Ltd., Class A	2,400	18,717

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	ARC Resources, Ltd.	101,495	$499,743
*	Argonaut Gold, Inc.	50,107	93,271
*	ATS Automation Tooling Systems, Inc.	3,400	42,108
	AutoCanada, Inc.	6,478	97,877
*	Baytex Energy Corp.	145,637	43,178
	Birchcliff Energy, Ltd.	79,334	113,139
*	Black Diamond Group, Ltd.	9,300	11,937
*	BlackBerry, Ltd.	84,656	380,105
	Cameco Corp.	60,565	575,511
	Cameco Corp.	24,071	228,915
	Canaccord Genuity Group, Inc.	15,895	78,980
	Canacol Energy, Ltd.	17,600	47,689
	Canadian Western Bank	25,124	462,012
*	Canfor Corp.	13,400	162,534
	Canfor Pulp Products, Inc.	8,800	29,723
	CanWel Building Materials Group, Ltd.	15,457	70,771
*	Capstone Mining Corp.	118,700	148,787
	Cascades, Inc.	27,037	287,762
*	Celestica, Inc.	15,058	88,390
*	Celestica, Inc.	14,941	87,809
	Cenovus Energy, Inc.	167,412	549,111
	Centerra Gold, Inc.	52,346	457,335
	Cervus Equipment Corp.	2,400	14,573
	CES Energy Solutions Corp.	77,075	37,025
*	China Gold International Resources Corp., Ltd.	61,049	73,774
	Cogeco Communications, Inc.	821	57,186
	Cogeco, Inc.	1,100	65,787
*	Copper Mountain Mining Corp.	45,910	38,939
	Corus Entertainment, Inc., Class B	42,879	113,288
	Crescent Point Energy Corp.	108,306	134,946
*	Dorel Industries, Inc., Class B	8,800	95,048
	DREAM Unlimited Corp., Class A	10,700	141,831
	Dundee Precious Metals, Inc.	49,900	331,094
	Dynacor Gold Mines, Inc.	5,700	7,487
	ECN Capital Corp.	78,797	312,278
	E-L Financial Corp., Ltd.	400	198,304
*	Eldorado Gold Corp.	40,242	504,427
	Element Fleet Management Corp.	116,683	1,099,131
*	Endeavour Mining Corp.	14,047	344,554
	Enerflex, Ltd.	26,929	96,818
	Enerplus Corp.	62,163	112,913
	Ensign Energy Services, Inc.	38,662	14,510
	Equitable Group, Inc.	2,653	169,419
	Exchange Income Corp.	1,500	35,634
	Exco Technologies, Ltd.	7,000	37,304
*	EXFO, Inc.	7,100	18,226
	Fairfax Financial Holdings, Ltd.	3,916	1,029,453
	Fiera Capital Corp.	9,080	64,336
	Finning International, Inc.	15,085	229,394
	First Quantum Minerals, Ltd.	149,128	1,713,690
*	Fortuna Silver Mines, Inc.	40,777	269,643
	Frontera Energy Corp.	8,265	13,338
*	Galiano Gold, Inc.	46,170	62,378
	Gildan Activewear, Inc.	15,598	323,970
	GMP Capital, Inc.	22,300	31,300
	GoldMoney, Inc.	8,400	13,871
*	Gran Tierra Energy, Inc.	122,760	23,035
	Hardwoods Distribution, Inc.	1,900	34,098
*	Heroux-Devtek, Inc.	6,600	49,786

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	High Liner Foods, Inc.	6,800	$43,282
	HLS Therapeutics, Inc.	1,200	13,267
*	Home Capital Group, Inc.	16,933	309,225
	Horizon North Logistics, Inc.	11,120	39,980
	Hudbay Minerals, Inc.	63,353	285,785
	Husky Energy, Inc.	52,928	136,263
	iA Financial Corp., Inc.	19,844	691,405
*	IAMGOLD Corp.	128,872	472,037
	IGM Financial, Inc.	10,536	231,313
	Imperial Oil, Ltd.	13,171	175,569
	Inter Pipeline, Ltd.	42,983	382,630
*	Interfor Corp.	15,644	176,249
*	Intertain Group, Ltd. (The)	3,800	33,643
*	Kelt Exploration, Ltd.	39,890	48,803
	Keyera Corp.	29,291	415,742
	Kinross Gold Corp.	147,235	1,171,426
	KP Tissue, Inc.	3,200	27,958
*	Largo Resources, Ltd.	19,000	13,833
	Lassonde Industries, Inc., Class A	500	57,044
	Laurentian Bank of Canada	12,495	245,811
	Leon’s Furniture, Ltd.	6,700	93,487
*	Lightstream Resources, Ltd.	32,000	0
	Linamar Corp.	11,026	360,416
	Lucara Diamond Corp.	52,116	17,798
	Lundin Mining Corp.	149,714	904,599
	Magellan Aerospace Corp.	4,179	20,765
*	Major Drilling Group International, Inc.	25,700	125,771
	Maple Leaf Foods, Inc.	5,700	103,792
	Martinrea International, Inc.	21,337	160,632
	MDF Commerce, Inc.	2,900	20,787
	Medical Facilities Corp.	7,992	30,113
*	MEG Energy Corp.	55,409	101,061
	Melcor Developments, Ltd.	4,500	20,029
	Methanex Corp.	6,800	201,606
	Methanex Corp.	2,492	73,938
	MTY Food Group, Inc.	1,900	54,106
	Mullen Group, Ltd.	26,838	180,491
*	New Gold, Inc.	163,375	331,091
	NFI Group, Inc.	6,700	75,886
	Norbord, Inc.	5,400	177,444
	North American Construction Group, Ltd.	3,400	26,350
*	NuVista Energy, Ltd.	38,400	21,905
*	OceanaGold Corp.	171,419	223,875
	Onex Corp.	17,729	766,487
	Osisko Gold Royalties, Ltd.	20,246	226,425
	Ovintiv, Inc.	53,508	492,277
	Ovintiv, Inc.	17,300	159,327
	Pan American Silver Corp.	44,306	1,408,043
*	Paramount Resources, Ltd., Class A	16,672	28,030
*	Parex Resources, Inc.	30,636	298,243
	Park Lawn Corp.	6,223	131,251
	Pason Systems, Inc.	5,900	22,806
	Peyto Exploration & Development Corp.	41,697	90,135
*	PHX Energy Services Corp.	11,400	12,322
	Pinnacle Renewable Energy, Inc.	4,000	18,975
	Pizza Pizza Royalty Corp.	7,500	46,836
	Polaris Infrastructure, Inc.	6,400	61,007
*	Precision Drilling Corp.	87,600	61,148
*	Premier Gold Mines, Ltd.	52,283	107,525

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Pretium Resources, Inc.	35,160	$428,845
	Primo Water Corp.	36,100	452,503
	Quarterhill, Inc.	34,899	67,058
	Recipe Unlimited Corp.	1,300	10,997
	Rocky Mountain Dealerships, Inc.	5,900	24,445
	Rogers Sugar, Inc.	21,100	75,069
*	Roxgold, Inc.	78,200	101,543
	Russel Metals, Inc.	13,098	174,306
	Secure Energy Services, Inc.	45,410	50,785
*	Seven Generations Energy, Ltd., Class A	74,916	265,408
	Shaw Communications, Inc., Class B	37,766	623,139
	ShawCor, Ltd.	19,761	32,186
	Sienna Senior Living, Inc.	10,900	94,985
*	Sierra Wireless, Inc.	9,362	103,858
Ω	Sleep Country Canada Holdings, Inc.	3,300	56,251
	SNC-Lavalin Group, Inc.	18,212	254,801
*Ω	Spin Master Corp.	900	18,226
*	SSR Mining, Inc.	45,730	846,424
*	SSR Mining, Inc.	2,000	37,020
	Stantec, Inc.	1,600	45,948
	Stelco Holdings, Inc.	5,000	54,642
	Stella-Jones, Inc.	5,909	192,310
*	Storm Resources, Ltd.	23,000	37,634
	Superior Plus Corp.	30,934	275,139
*	Tamarack Valley Energy, Ltd.	61,000	35,255
*	Taseko Mines, Ltd.	51,903	47,918
	Teck Resources, Ltd., Class B	73,713	968,589
*	Teranga Gold Corp.	31,550	328,217
	Tidewater Midstream and Infrastructure, Ltd.	79,505	39,982
	Timbercreek Financial Corp.	19,632	111,695
*	TMAC Resources, Inc.	9,000	8,241
	TORC Oil & Gas, Ltd.	41,245	42,722
*	Torex Gold Resources, Inc.	19,551	263,556
	Total Energy Services, Inc.	13,332	19,813
	Tourmaline Oil Corp.	65,693	851,055
	TransAlta Corp.	85,610	507,633
	Transcontinental, Inc., Class A	19,296	228,545
*	TransGlobe Energy Corp.	24,100	9,406
*	Trican Well Service, Ltd.	70,476	61,361
*	Turquoise Hill Resources, Ltd.	8,931	70,184
	Uni-Select, Inc.	12,250	55,995
	Vermilion Energy, Inc.	29,347	72,470
	VersaBank	3,835	18,969
	Wajax Corp.	6,900	64,789
	West Fraser Timber Co., Ltd.	15,631	724,941
	Western Forest Products, Inc.	106,255	68,588
	Westshore Terminals Investment Corp.	7,400	74,372
	Whitecap Resources, Inc.	113,555	207,115
	Winpak, Ltd.	1,800	55,609
	Yamana Gold, Inc.	273,095	1,518,903

TOTAL CANADA			38,078,541

CHILE — (0.1%)
	Camanchaca SA	88,923	6,193
	CAP SA	11,785	97,367
	Cencosud SA	37,378	52,046
*	Cia Sud Americana de Vapores SA	4,147,054	120,799
	Empresa Nacional de Telecomunicaciones SA	6,390	36,093
	Grupo Security SA	170,532	26,784

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Itau CorpBanca Chile SA	18,222,290	$48,097
	Itau CorpBanca Chile SA, ADR	900	3,429
	Ripley Corp. SA	146,339	35,980
	Salfacorp SA	78,027	37,541
	Sociedad Matriz SAAM SA	862,403	55,968
	Socovesa SA	37,323	8,403
	SONDA SA	34,230	21,734

TOTAL CHILE			550,434

CHINA — (8.9%)
*Ω	3SBio, Inc.	126,500	117,986
Ω	AAG Energy Holdings, Ltd.	149,000	19,453
*	Advanced Technology & Materials Co., Ltd., Class A	23,600	22,679
	Agile Group Holdings, Ltd.	338,000	463,791
	Air China, Ltd., Class H	324,000	209,601
*	Aluminum Corp. of China, Ltd., Class H	930,000	203,131
	AMVIG Holdings, Ltd.	64,000	17,852
	Angang Steel Co., Ltd., Class H	334,200	98,128
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	84,200	106,838
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,300	20,069
	Anhui Xinhua Media Co., Ltd., Class A	51,300	39,353
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	11,700	19,324
#*	Anton Oilfield Services Group	432,000	18,466
	APT Satellite Holdings, Ltd.	81,000	20,008
	Asia Cement China Holdings Corp.	100,500	92,234
	Avic Heavy Machinery Co., Ltd., Class A	5,500	11,822
#*	AVIC International Holding HK, Ltd.	846,000	11,470
	AviChina Industry & Technology Co., Ltd., Class H	532,000	274,446
Ω	BAIC Motor Corp., Ltd., Class H	320,500	118,531
	Bank of Chongqing Co., Ltd., Class H	124,500	69,780
	Bank of Tianjin Co., Ltd., Class A	31,800	18,703
	Bank of Tianjin Co., Ltd., Class H	63,000	22,779
Ω	Bank of Zhengzhou Co., Ltd., Class H	30,800	7,281
*	Baoye Group Co., Ltd., Class H	46,000	26,742
	BBMG Corp., Class H	521,000	98,320
	Beijing Capital Co., Ltd., Class A	57,590	25,087
	Beijing Capital Development Co., Ltd., Class A	82,700	76,306
	Beijing Capital International Airport Co., Ltd., Class H	420,000	256,623
	Beijing Capital Land, Ltd., Class H	387,999	66,763
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	14,975
	Beijing Enterprises Holdings, Ltd.	125,000	376,594
	Beijing Enterprises Water Group, Ltd.	1,018,000	387,246
*	Beijing Gas Blue Sky Holdings, Ltd.	824,000	13,203
	Beijing North Star Co., Ltd., Class H	266,000	53,313
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	28,700	20,838
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	10,800	19,569
	Beijing Originwater Technology Co., Ltd., Class A	32,200	37,383
*	Beijing Shougang Co., Ltd., Class A	34,501	18,929
	Beijing SL Pharmaceutical Co., Ltd., Class A	5,700	9,496
Ω	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	21,209
	Beijing Yanjing Brewery Co., Ltd., Class A	21,089	27,414
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	15,200	20,655
	Bestsun Energy Co., Ltd., Class A	22,800	17,474
	Binhai Investment Co., Ltd.	52,000	8,612
*	Bitauto Holdings, Ltd., ADR	7,620	121,463
*	Bohai Leasing Co., Ltd., Class A	39,800	15,125
	Bosideng International Holdings, Ltd.	220,000	96,644

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Brilliance China Automotive Holdings, Ltd.	712,000	$614,607
	BTG Hotels Group Co., Ltd., Class A	7,900	20,470
	BYD Electronic International Co., Ltd.	40,500	174,536
	Cabbeen Fashion, Ltd.	48,000	18,114
*	Capital Environment Holdings, Ltd.	1,066,000	16,281
	Carrianna Group Holdings Co., Ltd.	118,000	7,457
	CECEP Wind-Power Corp., Class A	52,500	21,282
	Central China Real Estate, Ltd.	166,000	89,318
*	CGN New Energy Holdings Co., Ltd.	292,000	38,524
	Chaowei Power Holdings, Ltd.	129,000	44,400
	China Aerospace International Holdings, Ltd.	540,000	27,220
	China Aerospace Times Electronics Co., Ltd., Class A	21,800	21,569
	China Aoyuan Group, Ltd.	256,000	240,746
	China CAMC Engineering Co., Ltd., Class A	10,100	10,470
	China Cinda Asset Management Co., Ltd., Class H	2,690,000	504,633
	China Coal Energy Co., Ltd., Class H	460,000	112,365
	China Communications Construction Co., Ltd., Class H	650,000	340,354
	China Communications Services Corp., Ltd., Class H	316,000	184,119
	China Conch Venture Holdings, Ltd.	45,000	200,376
Ω	China Development Bank Financial Leasing Co., Ltd., Class H	108,000	16,064
*	China Dili Group	200,800	46,187
	China Eastern Airlines Corp., Ltd., ADR	4,767	93,672
#	China Eastern Airlines Corp., Ltd., Class H	186,000	74,106
	China Electronics Huada Technology Co., Ltd.	240,000	21,435
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	36,870
	China Energy Engineering Corp., Ltd., Class H	1,244,000	117,378
#Ω	China Everbright Greentech, Ltd.	157,000	62,352
	China Everbright Water, Ltd.	62,444	9,833
	China Foods, Ltd.	162,000	55,473
	China Gezhouba Group Co., Ltd., Class A	53,500	55,663
*	China Glass Holdings, Ltd.	94,000	4,674
#	China Harmony Auto Holding, Ltd.	209,500	82,360
	China High Speed Transmission Equipment Group Co., Ltd.	102,000	75,675
	China Hongqiao Group, Ltd.	381,500	276,031
*	China Huiyuan Juice Group, Ltd.	110,500	4,997
	China International Marine Containers Group Co., Ltd., Class H	129,480	175,971
	China Jinmao Holdings Group, Ltd.	598,000	302,978
	China Lesso Group Holdings, Ltd.	119,000	192,926
	China Lilang, Ltd.	89,000	56,383
	China Maple Leaf Educational Systems, Ltd.	366,000	99,439
	China Medical System Holdings, Ltd.	92,000	96,745
	China Meheco Co., Ltd., Class A	9,200	20,707
	China Merchants Land, Ltd.	330,000	47,870
	China Merchants Port Holdings Co., Ltd.	359,299	381,926
*	China Modern Dairy Holdings, Ltd.	635,000	84,670
	China National Accord Medicines Corp., Ltd., Class A	5,600	41,646
	China National Building Material Co., Ltd., Class H	918,200	1,056,905
	China National Chemical Engineering Co., Ltd., Class A	49,500	39,208
	China National Medicines Corp., Ltd., Class A	13,000	83,376
*	China Oil & Gas Group, Ltd.	1,120,000	44,940
	China Oilfield Services, Ltd., Class H	308,000	185,995
	China Overseas Grand Oceans Group, Ltd.	394,500	230,289
	China Railway Construction Corp., Ltd., Class H	289,500	196,109
	China Railway Group, Ltd., Class H	334,000	153,745
	China Reinsurance Group Corp., Class H	1,262,000	120,787
Ω	China Renaissance Holdings, Ltd.	4,700	9,709
	China Resources Cement Holdings, Ltd.	500,000	654,715
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	10,600	19,967
	China Resources Medical Holdings Co., Ltd.	199,500	118,766

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	China Resources Pharmaceutical Group, Ltd.	365,000	$182,474
	China Sanjiang Fine Chemicals Co., Ltd.	169,000	46,508
	China SCE Group Holdings, Ltd.	458,000	196,847
*	China Shanshui Cement Group, Ltd.	270,000	65,626
*Ω	China Shengmu Organic Milk, Ltd.	623,000	41,875
*	China Shuifa Singyes Energy Holdings, Ltd.	151,000	10,734
*	China Silver Group, Ltd.	182,000	17,256
	China South City Holdings, Ltd.	1,034,000	104,337
	China South Publishing & Media Group Co., Ltd., Class A	18,500	29,017
#*	China Southern Airlines Co., Ltd., Class H	412,000	215,799
	China State Construction International Holdings, Ltd.	488,000	338,533
*	China Sunshine Paper Holdings Co., Ltd.	46,000	7,914
	China Taiping Insurance Holdings Co., Ltd.	406,000	613,119
#*	China Tianrui Group Cement Co., Ltd.	50,000	47,483
*	China Tianying, Inc., Class A	27,400	17,957
	China Traditional Chinese Medicine Holdings Co., Ltd.	530,000	211,787
*	China Travel International Investment Hong Kong, Ltd.	538,000	68,850
	China Unicom Hong Kong, Ltd.	638,000	393,256
Ω	China Vast Industrial Urban Development Co., Ltd.	95,000	38,000
	China West Construction Group Co., Ltd., Class A	13,900	18,969
	China XLX Fertiliser, Ltd.	112,000	32,568
	China Yongda Automobiles Services Holdings, Ltd.	187,500	267,159
*	China Yurun Food Group, Ltd.	98,000	8,875
#*	China ZhengTong Auto Services Holdings, Ltd.	255,500	35,594
	China Zheshang Bank Co., Ltd., Class H	60,000	27,127
*	China Zhongwang Holdings, Ltd.	367,600	75,052
#	Chinasoft International, Ltd.	450,000	326,672
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	17,583	30,427
	Chongqing Department Store Co., Ltd., Class A	4,700	25,315
	Chongqing Rural Commercial Bank Co., Ltd., Class H	615,000	245,573
	CIFI Holdings Group Co., Ltd.	418,779	290,122
#	CIMC Enric Holdings, Ltd.	150,000	70,632
	CIMC-TianDa Holdings Co., Ltd.	380,000	11,840
*	CITIC Resources Holdings, Ltd.	702,000	27,712
#*	Citychamp Watch & Jewellery Group, Ltd.	196,000	39,462
*	CMST Development Co., Ltd., Class A	78,700	52,509
	COFCO Biotechnology Co., Ltd., Class A	24,800	30,354
#	Colour Life Services Group Co., Ltd.	85,346	41,343
#	Comba Telecom Systems Holdings, Ltd.	62,000	19,887
	Concord New Energy Group, Ltd.	1,350,000	71,474
	Consun Pharmaceutical Group, Ltd.	68,000	26,838
*	Coolpad Group, Ltd.	512,000	11,101
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	93,980
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	288,000	113,606
*	COSCO SHIPPING Holdings Co., Ltd., Class H	120,000	76,786
	CP Pokphand Co., Ltd.	1,350,000	115,174
	CPMC Holdings, Ltd.	145,000	63,941
	CSG Holding Co., Ltd., Class A	23,200	20,699
#*	CT Environmental Group, Ltd.	532,000	4,378
*	Da Ming International Holdings, Ltd.	72,000	17,912
	Dalian Port PDA Co., Ltd., Class H	284,000	24,971
	Dare Power Dekor Home Co., Ltd., Class A	6,400	15,319
	Dashang Co., Ltd., Class A	12,618	42,675
*	Datong Coal Industry Co., Ltd., Class A	93,800	65,823
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	20,957
#*	Differ Group Holding Co., Ltd.	346,000	32,160
	Dongfeng Motor Group Co., Ltd., Class H	256,000	180,333
	Dongjiang Environmental Co., Ltd., Class H	14,800	10,486
	Dongyue Group, Ltd.	282,000	107,597

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Easysight Supply Chain Management Co., Ltd., Class A	6,200	$8,801
	Electric Connector Technology Co., Ltd., Class A	4,900	27,160
	ENN Ecological Holdings Co., Ltd., Class A	11,100	21,315
	EVA Precision Industrial Holdings, Ltd.	164,000	10,178
*	Fangda Carbon New Material Co., Ltd., Class A	75,180	70,607
*	Fangda Special Steel Technology Co., Ltd., Class A	26,900	24,592
#	Fantasia Holdings Group Co., Ltd.	432,000	81,707
#	Far East Horizon, Ltd.	524,000	516,841
	Financial Street Holdings Co., Ltd., Class A	67,200	67,024
	Fosun International, Ltd.	606,000	731,765
	Fufeng Group, Ltd.	367,000	116,266
	Fujian Longking Co., Ltd., Class A	40,900	61,734
	Fujian Sunner Development Co., Ltd., Class A	13,100	43,219
#*	Fullshare Holdings, Ltd.	2,040,000	41,360
	Gansu Qilianshan Cement Group Co., Ltd., Class A	7,600	16,460
#*	GCL-Poly Energy Holdings, Ltd.	3,045,000	139,833
	Gemdale Properties & Investment Corp., Ltd.	1,168,000	181,404
Ω	Genertec Universal Medical Group Co., Ltd.	257,000	178,980
*	Glorious Property Holdings, Ltd.	64,000	1,988
	Golden Eagle Retail Group, Ltd.	10,000	9,165
	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	7,888
	Goldlion Holdings, Ltd.	60,000	12,488
*	GOME Retail Holdings, Ltd.	465,000	51,659
*	Grand Baoxin Auto Group, Ltd.	153,000	19,027
	Grandjoy Holdings Group Co., Ltd., Class A	67,200	45,856
	Great Wall Motor Co., Ltd., Class H	34,500	55,858
	Greattown Holdings, Ltd., Class A	24,300	19,106
	Greatview Aseptic Packaging Co., Ltd.	145,000	62,128
	Greenland Hong Kong Holdings, Ltd.	219,000	71,195
	Greentown China Holdings, Ltd.	160,500	260,847
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	7,300	8,852
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,900	28,015
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,100	16,881
*	Guanghui Energy Co., Ltd., Class A	139,750	60,210
	Guangshen Railway Co., Ltd., Class H	366,000	60,994
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	39,700	18,855
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	16,000	38,041
	Guangzhou R&F Properties Co., Ltd., Class H	306,800	390,151
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	18,503	16,599
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,400	29,106
	Guorui Properties, Ltd.	215,000	23,630
*	Guosheng Financial Holding, Inc., Class A	16,000	21,220
	Guoyuan Securities Co., Ltd., Class A	47,700	59,811
*Ω	Haichang Ocean Park Holdings, Ltd.	264,000	13,649
*	Hainan Meilan International Airport Co., Ltd., Class H	36,000	153,857
	Haitian International Holdings, Ltd.	77,000	190,849
*	Hand Enterprise Solutions Co., Ltd., Class A	15,300	21,629
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	30,400	22,025
Ω	Harbin Bank Co., Ltd., Class H	258,000	31,018
*	Harbin Electric Co., Ltd., Class H	166,000	46,574
*	Harbin Pharmaceutical Group Co., Ltd., Class A	112,200	55,079
*Ω	Harmonicare Medical Holdings, Ltd.	118,000	31,051
#*	HC Group, Inc.	168,000	21,678
	Henan Pinggao Electric Co., Ltd., Class A	20,100	20,029
*	Hesteel Co., Ltd., Class A	133,300	41,060
	Hisense Home Appliances Group Co., Ltd., Class H	90,000	129,421
	HKC Holdings, Ltd.	41,000	21,035
	Holitech Technology Co., Ltd., Class A	31,600	20,960
*	Honghua Group, Ltd.	573,000	14,453

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Honworld Group, Ltd.	49,000	$15,079
	Hopson Development Holdings, Ltd.	170,000	434,906
*	Hua Han Health Industry Holdings, Ltd.	764,000	9,796
*Ω	Hua Hong Semiconductor, Ltd.	97,000	357,358
	Huafa Industrial Co., Ltd. Zhuhai, Class A	22,100	21,421
	Huafon Microfibre Shanghai Technology Co., Ltd.	20,900	21,805
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	116,000	86,396
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,000	29,741
*	Hubei Kaile Science & Technology Co., Ltd., Class A	5,500	10,185
	Huishang Bank Corp., Ltd., Class H	173,800	57,236
	Hunan Gold Corp., Ltd., Class A	19,200	23,990
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	12,300	17,814
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	21,941
#*	Inspur International, Ltd.	72,000	17,024
#	Jiangnan Group, Ltd.	1,026,000	53,016
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,400	65,203
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	29,000	54,671
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	21,600	18,700
	Jiangsu Zhongtian Technology Co., Ltd., Class A	33,600	55,413
	Jiangxi Copper Co., Ltd., Class H	299,000	357,062
	Jiayuan International Group, Ltd.	217,418	92,865
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	8,700	21,884
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	30,868	10,153
	Jinduicheng Molybdenum Co., Ltd., Class A	20,700	17,567
	Jingrui Holdings, Ltd.	113,000	30,882
*	JinkoSolar Holding Co., Ltd., ADR	9,956	580,435
	Jinneng Science&Technology Co., Ltd., Class A	5,500	10,168
	Joy City Property, Ltd.	934,000	57,459
	Ju Teng International Holdings, Ltd.	238,000	72,143
	Kaisa Group Holdings, Ltd.	626,000	291,967
*Ω	Kangda International Environmental Co., Ltd.	94,000	8,151
*	Kasen International Holdings, Ltd.	167,000	15,398
	Kingboard Holdings, Ltd.	160,500	543,621
	Kingboard Laminates Holdings, Ltd.	208,000	332,446
	Konka Group Co., Ltd., Class A	21,700	18,931
	Kunlun Energy Co., Ltd.	926,000	599,496
	KWG Group Holdings, Ltd.	304,000	403,131
*	KWG Living Group Holdings, Ltd.	152,000	119,208
	Lao Feng Xiang Co., Ltd., Class A	2,200	15,125
*	Launch Tech Co., Ltd., Class H	62,500	28,202
	Lee & Man Chemical Co., Ltd.	50,000	18,829
	Lee & Man Paper Manufacturing, Ltd.	302,000	228,872
	Lee’s Pharmaceutical Holdings, Ltd.	48,000	26,995
#Ω	Legend Holdings Corp., Class H	106,600	143,428
*	LexinFintech Holdings, Ltd., ADR	11,944	98,419
	Leyard Optoelectronic Co., Ltd., Class A	16,500	17,622
*	Lianhua Supermarket Holdings Co., Ltd., Class H	70,000	10,368
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	8,300	15,335
*	Lifestyle China Group, Ltd.	194,000	25,590
	Logan Group Co., Ltd.	171,000	268,296
	Long Yuan Construction Group Co., Ltd., Class A	13,100	15,502
	Lonking Holdings, Ltd.	461,000	122,771
	Luoniushan Co., Ltd., Class A	14,800	21,214
Ω	Luye Pharma Group, Ltd.	327,500	190,055
	LVGEM China Real Estate Investment Co., Ltd.	210,000	67,220
	Maanshan Iron & Steel Co., Ltd., Class H	82,000	18,951
	Metallurgical Corp. of China, Ltd., Class H	685,000	110,695
	Minmetals Land, Ltd.	340,000	38,742
#Ω	Minsheng Education Group Co., Ltd.	54,000	6,833

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Minth Group, Ltd.	162,000	$670,355
	MLS Co., Ltd., Class A	11,900	21,627
*	MMG, Ltd.	520,000	123,326
	Modern Land China Co., Ltd.	247,600	32,023
	Momo, Inc., Sponsored ADR	18,598	278,970
*	Nan Hai Corp., Ltd.	1,800,000	10,921
*	Nanjing Sample Technology Co., Ltd., Class H	29,500	8,723
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	14,169
*	Nature Home Holding Co., Ltd.	88,000	11,120
	NetDragon Websoft Holdings, Ltd.	34,000	73,144
*	New World Department Store China, Ltd.	124,000	18,687
	Newland Digital Technology Co., Ltd., Class A	9,700	22,957
	Nexteer Automotive Group, Ltd.	214,000	178,712
	Nine Dragons Paper Holdings, Ltd.	396,000	528,198
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,500	20,762
	Ningbo Joyson Electronic Corp., Class A	9,700	34,735
	Northeast Securities Co., Ltd., Class A	51,900	72,457
	Offshore Oil Engineering Co., Ltd., Class A	93,200	59,017
	ORG Technology Co., Ltd., Class A	27,900	23,486
*	Orient Group, Inc., Class A	24,900	13,145
	Oriental Pearl Group Co., Ltd., Class A	41,011	56,327
	Overseas Chinese Town Asia Holdings, Ltd.	50,000	10,211
	Pacific Online, Ltd.	71,000	9,744
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,400	20,667
	PICC Property & Casualty Co., Ltd., Class H	1,020,000	692,288
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	35,800	27,917
	Poly Property Group Co., Ltd.	541,000	156,247
*	Pou Sheng International Holdings, Ltd.	447,000	102,448
	Powerlong Real Estate Holdings, Ltd.	329,000	221,509
	Qinhuangdao Port Co., Ltd., Class H	148,000	23,695
	Rainbow Digital Commercial Co., Ltd., Class A	15,000	18,430
Ω	Red Star Macalline Group Corp., Ltd., Class H	131,120	79,032
	Ronshine China Holdings, Ltd.	162,500	110,785
*	RYB Education, Inc., ADR	4,837	13,326
	Sailun Group Co., Ltd., Class A	31,600	23,365
	Sansteel Minguang Co., Ltd. Fujian, Class A	21,400	21,066
	Sany Heavy Equipment International Holdings Co., Ltd.	203,000	111,911
*	Saurer Intelligent Technology Co., Ltd., Class A	29,600	22,615
	Sealand Securities Co., Ltd., Class A	127,800	99,502
	Seazen Group, Ltd.	424,000	317,876
*	Secoo Holding, Ltd., ADR	6,799	16,997
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	8,800	31,897
	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	37,024
	Shandong Linglong Tyre Co., Ltd., Class A	10,800	48,360
	Shandong Nanshan Aluminum Co., Ltd., Class A	123,500	43,406
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	28,600	14,086
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	49,000	19,804
	Shanghai AJ Group Co., Ltd., Class A	15,900	19,069
#*	Shanghai Electric Group Co., Ltd., Class H	82,000	23,308
	Shanghai Environment Group Co., Ltd., Class A	11,300	18,778
	Shanghai Industrial Development Co., Ltd., Class A	59,300	44,994
	Shanghai Industrial Holdings, Ltd.	124,000	165,686
	Shanghai Industrial Urban Development Group, Ltd.	550,800	51,347
	Shanghai Jin Jiang Capital Co., Ltd., Class H	290,000	40,437
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	28,900	81,599
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	75,900	117,820
	Shanghai Prime Machinery Co., Ltd., Class H	150,000	29,420
	Shanghai Shimao Co., Ltd., Class A	94,100	81,449
	Shanghai Tunnel Engineering Co., Ltd., Class A	53,000	44,224

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	9,000	$21,872
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	19,600	14,712
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	99,100	87,236
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	152,200	79,682
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	119,730	82,946
*	Shanying International Holding Co., Ltd., Class A	45,500	20,831
*	Shenghe Resources Holding Co., Ltd., Class A	19,100	18,813
Ω	Shengjing Bank Co., Ltd., Class H	95,000	83,934
*	Shenzhen Agricultural Products Group Co., Ltd., Class A	17,700	18,669
	Shenzhen Aisidi Co., Ltd., Class A	14,000	16,949
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,500	20,018
	Shenzhen International Holdings, Ltd.	226,852	353,245
	Shenzhen Investment, Ltd.	819,199	250,249
	Shenzhen Jinjia Group Co., Ltd., Class A	13,300	17,846
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	15,800	9,542
	Shenzhen Tagen Group Co., Ltd., Class A	12,900	13,202
	Shenzhen Zhenye Group Co., Ltd., Class A	14,700	12,584
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	86,300	52,431
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	14,100	14,395
	Shimao Group Holdings, Ltd.	203,500	720,861
	Shougang Fushan Resources Group, Ltd.	483,728	113,216
	Shui On Land, Ltd.	943,500	124,408
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	97,600	19,558
	Sichuan Languang Development Co., Ltd., Class A	26,500	19,564
	Sihuan Pharmaceutical Holdings Group, Ltd.	888,000	102,401
*	SINA Corp.	15,088	646,521
	Sinochem International Corp., Class A	58,300	45,594
	Sinofert Holdings, Ltd.	518,000	46,207
	Sinoma International Engineering Co., Class A	72,700	81,812
	Sino-Ocean Group Holding, Ltd.	583,000	111,510
	Sinopec Engineering Group Co., Ltd., Class H	312,500	121,470
	Sinopec Kantons Holdings, Ltd.	254,000	91,827
#	Sinopec Shanghai Petrochemical Co., Ltd., Class H	188,000	34,744
	Sinopharm Group Co., Ltd., Class H	196,400	451,218
*	Sinosoft Technology Group, Ltd.	53,000	7,945
	Sinotrans, Ltd., Class H	538,000	159,327
	Sinotruk Hong Kong, Ltd.	128,500	328,684
	Skyworth Digital Co., Ltd., Class A	14,600	19,049
*	Skyworth Group, Ltd.	249,749	65,423
#*	SMI Holdings Group, Ltd.	265,598	6,424
*	Sogou, Inc., ADR	18,089	160,992
*	SOHO China, Ltd.	495,500	132,751
*	Starrise Media Holdings, Ltd.	82,000	1,534
	Sun King Power Electronics Group	146,000	28,089
	Sunac China Holdings, Ltd.	295,000	1,093,314
	Suning Universal Co., Ltd., Class A	36,974	16,928
Ω	Sunshine 100 China Holdings, Ltd.	231,000	36,699
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	11,200	16,538
	Symphony Holdings, Ltd.	280,000	33,242
	Tangshan Jidong Cement Co., Ltd., Class A	22,800	51,214
	TangShan Port Group Co., Ltd., Class A	58,200	20,885
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	54,200	56,532
	TBEA Co., Ltd., Class A	52,900	65,039
	TCL Electronics Holdings, Ltd.	176,000	119,551
*	Tenwow International Holdings, Ltd.	120,000	5,882
	Texhong Textile Group, Ltd.	61,000	46,943
	Tian An China Investment Co., Ltd.	133,000	76,045
	Tian Di Science & Technology Co., Ltd., Class A	116,000	52,591
*	Tian Shan Development Holding, Ltd.	62,000	22,578

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tiangong International Co., Ltd.	194,000	$65,124
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	110,000	43,503
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	42,900	35,383
	Tianjin Guangyu Development Co., Ltd., Class A	18,800	17,708
	Tianjin Port Development Holdings, Ltd.	478,000	32,112
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	26,200	62,734
#	Tianneng Power International, Ltd.	178,000	289,991
	Tianyun International Holdings, Ltd.	66,000	8,274
*	Tibet Water Resources, Ltd.	488,000	25,523
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	21,322
	Tomson Group, Ltd.	136,160	27,465
	Tong Ren Tang Technologies Co., Ltd., Class H	133,000	78,096
*	Tongcheng-Elong Holdings, Ltd.	91,200	151,787
#	Tongda Group Holdings, Ltd.	1,050,000	57,060
	Tongkun Group Co., Ltd., Class A	19,400	43,945
#	Top Spring International Holdings, Ltd.	79,000	13,066
	Transfar Zhilian Co., Ltd., Class A	28,000	22,701
	TravelSky Technology, Ltd., Class H	18,000	37,944
*	Trigiant Group, Ltd.	238,000	22,466
*	Trip.com Group, Ltd., ADR	27,774	798,780
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	34,600	14,155
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,400	39,918
	Uni-President China Holdings, Ltd.	85,000	73,629
	Wangfujing Group Co., Ltd., Class A	32,600	196,257
	Wasion Holdings, Ltd.	140,000	32,580
	Wasu Media Holding Co., Ltd., Class A	6,800	9,831
	Weifu High-Technology Group Co., Ltd., Class A	16,200	62,267
	West China Cement, Ltd.	698,000	103,738
	Wolong Electric Group Co., Ltd., Class A	10,300	18,837
	Wuchan Zhongda Group Co., Ltd., Class A	30,931	20,461
	Xiamen International Port Co., Ltd., Class H	230,000	19,014
	Xiamen ITG Group Corp., Ltd., Class A	19,700	19,722
	Xingda International Holdings, Ltd.	250,577	64,542
	Xingfa Aluminium Holdings, Ltd.	46,000	45,801
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	26,100	19,918
*	Xinming China Holdings, Ltd.	46,000	6,051
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	38,300	20,799
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	11,800	21,318
	Xinyu Iron & Steel Co., Ltd., Class A	32,400	20,130
	Xinyuan Real Estate Co., Ltd., ADR	14,353	26,122
	Xtep International Holdings, Ltd.	321,467	108,999
	Xuji Electric Co., Ltd., Class A	8,700	18,359
*	Xunlei, Ltd., ADR	4,318	11,356
	Yang Quan Coal Industry Group Co., Ltd., Class A	58,616	41,394
	Yango Group Co., Ltd., Class A	22,800	23,415
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,900	24,195
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	10,400	41,697
	Yanzhou Coal Mining Co., Ltd., Class H	426,000	310,042
*	Yashili International Holdings, Ltd.	225,000	14,097
	Yeebo International Holdings, Ltd.	102,000	23,326
#	Yip’s Chemical Holdings, Ltd.	78,000	27,404
*	Yiren Digital, Ltd., Sponsored ADR	24,354	80,125
*Ω	Yixin Group, Ltd.	42,000	10,485
	Yotrio Group Co., Ltd., Class A	32,900	20,407
	Youngor Group Co., Ltd., Class A	13,400	14,278
*	Youyuan International Holdings, Ltd.	79,000	497
	Youzu Interactive Co., Ltd., Class A	9,300	21,865
	Yuexiu Property Co., Ltd.	1,750,000	339,764

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yunnan Tin Co., Ltd., Class A	14,000	$18,789
	Yuzhou Group Holdings Co., Ltd.	493,300	190,942
#	Zhaojin Mining Industry Co., Ltd., Class H	113,500	146,932
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	27,600	20,699
	Zhejiang Hailiang Co., Ltd., Class A	17,900	21,011
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	15,200	17,655
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	11,100	16,431
	Zhejiang Juhua Co., Ltd., Class A	30,900	30,859
	Zhejiang Medicine Co., Ltd., Class A	8,100	17,305
*	Zhejiang Narada Power Source Co., Ltd., Class A	9,500	22,800
	Zhejiang Runtu Co., Ltd., Class A	8,300	11,107
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	7,700	25,553
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	22,300	23,982
	Zhejiang Wanliyang Co., Ltd., Class A	16,100	28,074
	Zhejiang Yasha Decoration Co., Ltd., Class A	5,700	7,642
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	53,400	58,744
	Zhenro Properties Group, Ltd.	23,000	13,273
	Zhong An Group, Ltd.	445,000	17,844
*	Zhongtian Financial Group Co., Ltd., Class A	32,700	14,897
Ω	Zhongyuan Bank Co., Ltd., Class H	145,000	20,111
*	Zhuhai Holdings Investment Group, Ltd.	132,000	32,735
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	110,700	340,900
	Zhuzhou Kibing Group Co., Ltd., Class A	17,500	24,018
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	12,900	15,884

TOTAL CHINA			45,206,206

COLOMBIA — (0.0%)
	Cementos Argos SA	61,518	72,400
	Grupo Argos SA	45,600	125,124
	Mineros SA	14,776	13,744

TOTAL COLOMBIA			211,268

DENMARK — (1.9%)
*	ALK-Abello A.S.	97	32,456
*	Alm Brand A.S.	12,876	147,279
*	Bang & Olufsen A.S.	27,003	75,375
*	BankNordik P/F	1,321	23,509
*	Bavarian Nordic A.S.	660	17,501
*	Brodrene Hartmann A.S.	569	45,605
*	Columbus A.S.	16,530	21,209
	D/S Norden A.S.	7,133	101,429
*	Danske Bank A.S.	118,281	1,576,398
*	Dfds A.S.	11,348	424,504
*	Drilling Co. of 1972 A.S. (The)	3,258	61,546
*	FLSmidth & Co. A.S.	11,575	295,723
*	GronlandsBANKEN A.S.	210	18,413
	H Lundbeck A.S.	12,841	362,006
*	H+H International A.S., Class B	7,071	137,127
*	Harboes Bryggeri A.S., Class B	929	8,593
*	ISS A.S.	16,655	216,241
*	Jyske Bank A.S.	18,160	541,134
*	Matas A.S.	11,922	133,095
*	Nilfisk Holding A.S.	2,969	40,715
*	NKT A.S.	3,419	92,950
Ω	NNIT A.S.	2,174	36,673
	North Media A.S.	1,885	18,910
	Pandora A.S.	22,193	1,760,558
	Per Aarsleff Holding A.S.	6,694	255,337

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Ringkjoebing Landbobank A.S.	7,784	$593,120
	Rockwool International A.S., Class A	983	343,756
	Rockwool International A.S., Class B	1,153	451,305
	RTX A.S.	1,806	58,017
Ω	Scandinavian Tobacco Group A.S., Class A	19,548	276,112
	Schouw & Co., A.S.	3,920	341,361
	Solar A.S., Class B	1,306	61,909
*	Spar Nord Bank A.S.	28,409	244,773
*	Sydbank A.S.	17,418	297,877
*	Tivoli A.S.	375	38,321
	Topdanmark A.S.	6,250	244,746
	TORM P.L.C.	6,338	40,623
*	Vestjysk Bank A.S.	146,955	63,594

TOTAL DENMARK			9,499,800

FINLAND — (1.6%)
	Ahlstrom-Munksjo Oyj	16,181	338,793
*	Aktia Bank Oyj	10,563	109,082
	Alma Media Oyj	2,917	25,952
	Altia Oyj	2,202	23,747
	Aspo Oyj	4,867	34,698
	Atria Oyj	3,506	37,911
*	Bittium Oyj	5,009	34,541
	Cargotec Oyj, Class B	7,354	252,775
	Digia Oyj	2,936	23,424
Ω	Enento Group Oyj	3,370	126,767
*	Finnair Oyj	143,198	61,074
	Fiskars Oyj Abp	10,426	156,412
*	HKScan Oyj, Class A	8,775	19,188
	Huhtamaki Oyj	8,684	424,192
	Kemira Oyj	23,486	290,144
	Kesko Oyj, Class A	13,328	326,868
	Kesko Oyj, Class B	17,914	459,684
	Konecranes Oyj	13,022	409,735
	Lassila & Tikanoja Oyj	1,437	21,747
	Metsa Board Oyj	38,048	319,235
	Metso Outotec Oyj	13,235	93,300
	Neles Oyj	3,078	41,219
	Nokian Renkaat Oyj	23,906	734,582
	Oriola Oyj, Class A	4,300	9,841
	Oriola Oyj, Class B	28,797	60,698
*	Outokumpu Oyj	66,212	165,225
*	Pihlajalinna Oyj	824	8,464
	Raisio Oyj, Class V	20,729	73,613
	Rapala VMC Oyj	2,534	8,087
	Sanoma Oyj	19,907	293,003
	Stora Enso Oyj, Class R	130,484	1,904,146
*	Teleste Oyj	3,463	16,140
Ω	Terveystalo Oyj	10,627	119,804
	TietoEVRY Oyj	17,688	441,209
	Uponor Oyj	13,653	254,555
	Wartsila Oyj Abp	47,847	380,226
	YIT Oyj	40,932	215,952

TOTAL FINLAND			8,316,033

FRANCE — (3.9%)
*	Accor SA	8,882	226,384
*	Air France-KLM	5,347	17,527

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	AKWEL	2,241	$40,530
	Albioma SA	2,766	128,955
*	Amplitude Surgical SAS	3,965	9,518
	Arkema SA	10,149	993,990
	Assystem SA	1,223	31,370
*	Atos SE	15,454	1,055,753
*	Axway Software SA	1,894	44,361
	Beneteau SA	6,327	58,176
*	Bigben Interactive	4,235	69,385
	Boiron SA	1,113	49,787
	Bonduelle SCA	4,150	89,475
	Burelle SA	63	37,431
#*	Casino Guichard Perrachon SA	12,265	276,296
*	CGG SA	137,896	77,712
	Chargeurs SA	3,904	76,096
	Cie des Alpes	2,401	37,776
	Cie Plastic Omnium SA	11,175	254,304
*	CNP Assurances	26,802	302,290
*	Coface SA	22,150	173,062
*	Dassault Aviation SA	35	29,283
	Derichebourg SA	23,770	69,822
*	Eiffage SA	14,026	1,017,971
Ω	Elior Group SA	22,342	84,263
*	Elis SA	38,607	423,435
*	Eramet SA	2,084	55,347
*	Etablissements Maurel et Prom SA	14,368	20,003
	Eutelsat Communications SA	43,783	440,371
*	Exel Industries, Class A	396	18,030
*	Faurecia SE	14,836	562,669
	Fleury Michon SA	380	10,573
*	Fnac Darty SA	4,331	186,027
*	GL Events	2,053	16,729
*	Groupe Crit	634	38,931
*	Groupe Open	1,154	19,965
	Guerbet	1,201	40,586
	Haulotte Group SA	3,289	15,107
*	HERIGE SADCS	241	6,569
*	HEXAOM	794	27,735
	Iliad SA	7,137	1,379,809
	Imerys SA	6,047	180,750
*	Ingenico Group SA	7,859	1,129,930
	IPSOS	10,300	253,160
	Jacquet Metals SA	2,930	33,847
*	JCDecaux SA	3,638	56,150
*	Korian SA	18,023	507,752
	Laurent-Perrier	630	51,797
*	Le Belier	479	21,303
	Linedata Services	828	24,416
*	LISI	5,553	89,862
*Ω	Maisons du Monde SA	9,804	131,175
*	Manitou BF SA	2,169	42,943
	Manutan International	510	32,294
*	Mersen SA	4,167	108,112
*	Metropole Television SA	1,393	15,301
*	Natixis SA	149,671	348,613
*	Nexans SA	7,808	379,176
	Nexity SA	8,545	239,911
*	NRJ Group	4,442	28,455
*	OL Groupe SA	4,185	9,265

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Publicis Groupe SA	31,947	$1,109,912
	Quadient SA	9,790	127,578
*	Renault SA	28,401	703,373
*	Rexel SA	82,278	866,278
*	Rothschild & Co.	8,568	219,920
	Samse SA	101	16,462
*	Savencia SA	1,209	67,613
*	SCOR SE	39,667	963,323
	Seche Environnement SA	1,014	40,871
	SES SA	59,392	474,383
	Societe BIC SA	4,643	222,403
*	SPIE SA	26,964	424,325
*	Stef SA	798	58,561
*	Synergie SA	1,714	50,988
*	Tarkett SA	9,449	114,472
*	Television Francaise 1	9,918	58,236
	Total Gabon	282	35,035
	Trigano SA	1,017	135,022
	Union Financiere de France BQE SA	1,051	22,497
	Valeo SA	53,015	1,603,778
#*	Vallourec SA	1,850	25,776
	Vicat SA	4,938	151,828
	VIEL & Cie SA	3,477	20,532
	Vilmorin & Cie SA	1,543	80,614
*	Vranken-Pommery Monopole SA	1,043	16,038
*Ω	X-Fab Silicon Foundries SE	4,159	15,480

TOTAL FRANCE			19,822,913

GERMANY — (4.5%)
	1&1 Drillisch AG	11,903	250,701
	7C Solarparken AG	4,336	18,912
*	Aareal Bank AG	14,622	252,649
*	ADVA Optical Networking SE	13,991	107,415
	All for One Group SE	250	13,609
	Allgeier SE	576	34,888
	Aurubis AG	9,099	582,095
*	Bauer AG	2,540	26,642
	BayWa AG	4,365	134,916
	Bertrandt AG	1,590	54,528
*	Bijou Brigitte AG	1,051	24,419
#	Bilfinger SE	7,305	133,910
#	Borussia Dortmund GmbH & Co. KGaA	10,069	49,440
*	CECONOMY AG	18,735	82,858
*	CENIT AG	1,070	14,897
*	Centrotec SE	825	15,198
	Cewe Stiftung & Co. KGAA	292	27,834
*	comdirect bank AG	4,263	68,845
*	Commerzbank AG	218,384	1,033,680
*	Corestate Capital Holding SA	2,886	41,956
Ω	Covestro AG	37,361	1,783,090
	CropEnergies AG	6,697	91,176
#*	Deutsche Lufthansa AG	50,749	434,161
*Ω	Deutsche Pfandbriefbank AG	34,394	210,187
*	Deutz AG	37,189	191,046
*	Dialog Semiconductor P.L.C.	15,357	585,469
	DMG Mori AG	1,172	55,346
	Draegerwerk AG & Co. KGaA	699	49,965
	Duerr AG	8,384	241,110
	Elmos Semiconductor SE	2,524	55,823

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	ElringKlinger AG	5,131	$51,889
	FORTEC Elektronik AG	585	10,629
#*	Fraport AG Frankfurt Airport Services Worldwide	6,941	251,045
	Freenet AG	26,565	470,627
	GEA Group AG	33,066	1,101,220
	Gerresheimer AG	4,918	494,379
	Gesco AG	2,252	29,922
	GFT Technologies SE	4,908	52,825
*	Grammer AG	561	11,175
*	H&R GmbH & Co. KGaA	2,693	13,019
	Hamburger Hafen und Logistik AG	2,534	42,480
Ω	Hapag-Lloyd AG	4,701	293,383
	HeidelbergCement AG	26,107	1,493,149
*	Heidelberger Druckmaschinen AG	58,273	32,615
*	Hella GmbH & Co KGaA	8,240	359,789
*	Highlight Communications AG	1,774	7,605
	Hornbach Baumarkt AG	2,035	80,376
	Hornbach Holding AG & Co. KGaA	2,631	253,217
	Hugo Boss AG	6,613	151,617
	Indus Holding AG	4,931	145,884
*Ω	Instone Real Estate Group AG	7,696	159,258
#	Jenoptik AG	9,321	230,018
*Ω	JOST Werke AG	2,189	82,120
	K+S AG	49,523	331,799
	KION Group AG	13,351	1,040,322
*	Kloeckner & Co. SE	21,008	118,064
*	Koenig & Bauer AG	2,894	59,773
	Krones AG	3,314	189,355
	KSB SE & Co. KGaA	12	3,521
	KWS Saat SE & Co., KGaA	2,415	177,843
	Lanxess AG	17,402	882,590
	Leifheit AG	2,166	85,221
#*	Leoni AG	7,903	48,178
#*	Manz AG	474	15,913
*	Mediclin AG	5,270	23,565
	METRO AG	45,116	441,836
	MLP SE	16,386	91,115
*	Nordex SE	12,259	176,666
	Norma Group SE	5,474	169,914
	Patrizia AG	13,313	303,009
	PNE AG	16,656	116,864
*	ProSiebenSat.1 Media SE	18,010	201,000
	q.beyond AG	20,013	28,185
	Rheinmetall AG	9,752	712,713
*	RTL Group SA	4,352	165,363
*	SAF-Holland SE	14,002	119,033
*	Salzgitter AG	9,223	134,182
	Schloss Wachenheim AG	204	3,659
*	SGL Carbon SE	9,662	30,764
	Siltronic AG	1,160	109,777
*	Sixt SE	2,409	182,011
*	SMA Solar Technology AG	580	25,120
*	SMT Scharf AG	967	7,997
	Softing AG	1,101	6,090
	Software AG	13,806	495,382
	Stabilus SA	4,241	240,436
	Suedzucker AG	17,079	245,793
*	SUESS MicroTec SE	4,556	81,977
*	Surteco Group SE	1,940	48,776

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Syzygy AG	1,064	$6,066
*	Takkt AG	9,644	102,485
*	Talanx AG	10,552	311,085
*	Technotrans SE	1,533	30,715
*Ω	Tele Columbus AG	11,672	28,726
#	Telefonica Deutschland Holding AG	192,037	484,369
#	Uniper SE	29,145	870,542
	United Internet AG	19,056	668,267
	VERBIO Vereinigte BioEnergie AG	6,468	138,179
*	Vossloh AG	2,607	95,216
	Wacker Chemie AG	3,778	364,471
*	Wacker Neuson SE	7,684	141,280
	Wuestenrot & Wuerttembergische AG	5,318	88,446

TOTAL GERMANY			22,928,659

GREECE — (0.1%)
*	Alpha Bank AE	83,283	42,381
	Bank of Greece	3,495	54,663
*	Intracom Holdings SA	11,350	8,222
	Mytilineos SA	11,344	124,463
*	National Bank of Greece SA	11,097	11,687
*	Piraeus Bank SA	47,585	36,604

TOTAL GREECE			278,020

HONG KONG — (1.7%)
	Aeon Credit Service Asia Co., Ltd.	38,000	24,336
	Allied Properties HK, Ltd.	374,000	92,143
	Asia Financial Holdings, Ltd.	32,000	15,021
	Associated International Hotels, Ltd.	12,000	20,677
	Atlas Corp.	12,133	104,708
	Automated Systems Holdings, Ltd.	110,400	17,767
	Bank of East Asia, Ltd. (The)	91,200	164,526
*	Beijing Energy International Holding Co., Ltd.	574,000	16,398
Ω	BOC Aviation, Ltd.	43,200	267,501
	BOCOM International Holdings Co., Ltd.	134,000	18,544
	Bright Smart Securities & Commodities Group, Ltd.	110,000	27,362
*	Brightoil Petroleum Holdings, Ltd.	238,000	8,636
*	Burwill Holdings, Ltd.	664,000	1,139
#*	Cathay Pacific Airways, Ltd.	243,909	165,736
	Century City International Holdings, Ltd.	360,000	18,865
	Cheuk Nang Holdings, Ltd.	37,114	13,893
	Chevalier International Holdings, Ltd.	20,000	24,334
*	China Boton Group Co., Ltd.	52,000	11,824
*	China Energy Development Holdings, Ltd.	1,454,000	23,493
*	China Tonghai International Financial, Ltd.	330,000	8,574
	Chong Hing Bank, Ltd.	43,000	50,764
	Chow Sang Sang Holdings International, Ltd.	82,000	89,702
	Chuang’s Consortium International, Ltd.	180,000	20,931
	CITIC Telecom International Holdings, Ltd.	281,000	89,262
	CNT Group, Ltd.	150,000	7,052
	CSI Properties, Ltd.	1,310,000	37,928
	Dah Sing Banking Group, Ltd.	88,000	75,717
	Dah Sing Financial Holdings, Ltd.	34,800	86,682
	Eagle Nice International Holdings, Ltd.	44,000	21,313
*	Emperor Capital Group, Ltd.	780,000	12,531
	Emperor International Holdings, Ltd.	270,000	38,052
	Far East Consortium International, Ltd.	278,882	82,482
	Fiber Optic Center, Inc.	344,000	2,330

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	FIH Mobile, Ltd.	833,000	$91,552
	First Pacific Co., Ltd.	476,000	147,878
*	First Shanghai Investments, Ltd.	208,000	7,810
	Fountain SET Holdings, Ltd.	142,000	16,554
	Get Nice Financial Group, Ltd.	105,050	8,813
	Get Nice Holdings, Ltd.	2,022,000	43,878
	Giordano International, Ltd.	210,000	33,420
*	Goodbaby International Holdings, Ltd.	231,000	29,408
	Great Eagle Holdings, Ltd.	32,000	77,344
	Guotai Junan International Holdings, Ltd.	650,000	83,351
	Haitong International Securities Group, Ltd.	497,657	113,422
	Hang Lung Group, Ltd.	208,000	461,720
	Hanison Construction Holdings, Ltd.	105,877	12,998
	Harbour Centre Development, Ltd.	17,000	15,413
	HKR International, Ltd.	199,040	75,642
	Hon Kwok Land Investment Co., Ltd.	54,000	17,402
*	Hong Kong Finance Investment Holding Group, Ltd.	274,000	3,252
	Hongkong & Shanghai Hotels, Ltd. (The)	135,716	98,389
	Hsin Chong Group Holdings, Ltd.	532,000	4,502
*	IRC, Ltd.	1,186,000	12,423
*	IT, Ltd.	102,000	14,116
#	ITC Properties Group, Ltd.	84,761	9,203
	Jacobson Pharma Corp., Ltd.	180,000	26,532
	Johnson Electric Holdings, Ltd.	69,000	142,768
	K Wah International Holdings, Ltd.	225,000	106,775
*	Kader Holdings Co., Ltd.	136,000	7,957
	Kerry Logistics Network, Ltd.	131,500	274,636
	Kerry Properties, Ltd.	150,000	368,029
	Kowloon Development Co., Ltd.	55,000	53,732
	Lai Sun Development Co., Ltd.	58,800	50,971
	Lai Sun Garment International, Ltd.	60,649	51,978
*	Landing International Development, Ltd.	385,200	10,770
	Landsea Green Properties Co., Ltd.	264,000	22,516
	Liu Chong Hing Investment, Ltd.	40,000	32,155
*	Long Well International Holdings, Ltd.	1,212,000	3,455
	Luk Fook Holdings International, Ltd.	77,000	188,278
	Luks Group Vietnam Holdings Co., Ltd.	30,000	4,755
	Lung Kee Bermuda Holdings	32,000	9,992
*	Macau Legend Development, Ltd.	523,000	70,931
*	Meilleure Health International Industry Group, Ltd.	192,000	10,074
	Melco International Development, Ltd.	108,000	175,310
*	Midland Holdings, Ltd.	95,517	9,616
	Ming Fai International Holdings, Ltd.	106,000	9,625
	Miramar Hotel & Investment	48,000	78,293
	Modern Dental Group, Ltd.	151,000	25,586
	Nameson Holdings, Ltd.	134,000	8,450
#*	NewOcean Energy Holdings, Ltd.	242,000	21,578
	NWS Holdings, Ltd.	190,000	166,780
	Pacific Andes International Holdings, Ltd.	668,000	2,361
	Pacific Basin Shipping, Ltd.	1,042,000	152,213
	Pacific Textiles Holdings, Ltd.	106,000	60,484
	Paliburg Holdings, Ltd.	86,000	21,973
*	PC Partner Group, Ltd.	28,000	6,202
	Pico Far East Holdings, Ltd.	154,000	22,303
	Polytec Asset Holdings, Ltd.	479,550	40,281
	Public Financial Holdings, Ltd.	76,000	17,692
	Regal Hotels International Holdings, Ltd.	68,000	27,056
*Ω	Samsonite International SA	237,600	242,387
	SAS Dragon Holdings, Ltd.	64,000	21,077

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Shangri-La Asia, Ltd.	276,000	$217,166
	Shenwan Hongyuan HK, Ltd.	65,000	7,220
	Singamas Container Holdings, Ltd.	432,000	18,401
	Sino Land Co., Ltd.	402,000	476,401
	SmarTone Telecommunications Holdings, Ltd.	75,000	40,467
	Soundwill Holdings, Ltd.	23,500	21,012
*	South China Holdings Co., Ltd.	190,000	2,815
	Stella International Holdings, Ltd.	95,500	97,863
	Sun Hung Kai & Co., Ltd.	143,000	55,635
	Swire Pacific, Ltd., Class A	99,500	453,739
	Swire Pacific, Ltd., Class B	172,500	140,472
	Tao Heung Holdings, Ltd.	133,000	14,253
	Television Broadcasts, Ltd.	13,500	10,846
	Texwinca Holdings, Ltd.	188,000	28,533
#*	Town Health International Medical Group, Ltd.	764,000	12,713
	Transport International Holdings, Ltd.	43,536	77,419
	United Laboratories International Holdings, Ltd. (The)	84,000	72,230
	Untrade CW Group Holdings	183,500	1,025
#	Value Partners Group, Ltd.	155,000	67,915
	Vedan International Holdings, Ltd.	80,000	7,429
	VSTECS Holdings, Ltd.	144,000	90,258
	Wai Kee Holdings, Ltd.	48,000	22,971
	Wharf Holdings, Ltd. (The)	270,000	558,925
	Wing On Co. International, Ltd.	20,000	44,061
	Wing Tai Properties, Ltd.	72,000	32,523
	Yue Yuen Industrial Holdings, Ltd.	129,500	210,931
	Zensun Enterprises, Ltd.	390,000	21,913

TOTAL HONG KONG			8,389,420

INDIA — (3.1%)
	ACC, Ltd.	653	14,525
	Adani Enterprises, Ltd.	44,145	200,467
	Adani Gas, Ltd.	17,651	52,434
*	Adani Transmissions, Ltd.	34,821	135,880
*	Aditya Birla Capital, Ltd.	41,420	36,205
	Advanced Enzyme Technologies, Ltd.	4,649	19,590
	Alembic, Ltd.	15,848	19,702
	Allcargo Logistics, Ltd.	6,482	10,313
	Amara Raja Batteries, Ltd.	494	5,122
	Ambuja Cements, Ltd.	77,766	272,520
	APL Apollo Tubes, Ltd.	760	32,096
	Apollo Tyres, Ltd.	59,452	112,269
*	Arvind Fashions, Ltd.	8,145	13,481
	Ashok Leyland, Ltd.	157,535	167,583
*Ω	Aster DM Healthcare, Ltd.	4,567	8,258
	Aurobindo Pharma, Ltd.	36,845	384,398
	Balmer Lawrie & Co., Ltd.	13,192	17,962
	Balrampur Chini Mills, Ltd.	22,343	48,416
*	Bank of Baroda	72,204	40,501
*	Bank of Maharashtra	144,375	21,597
	Bannari Amman Sugars, Ltd.	400	7,014
	BASF India, Ltd.	768	14,088
	BEML, Ltd.	1,599	13,148
	Bharat Electronics, Ltd.	86,675	101,720
	Bharat Forge, Ltd.	15,597	94,660
	Bharat Heavy Electricals, Ltd.	142,826	54,138
	Bharti Infratel, Ltd.	4,492	11,240
	Birla Corp., Ltd.	4,098	35,408
*	Birlasoft, Ltd.	27,966	68,326

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bliss Gvs Pharma, Ltd.	9,745	$22,228
	Bodal Chemicals, Ltd.	4,733	3,820
*	Borosil, Ltd.	2,927	5,662
	Brigade Enterprises, Ltd.	11,603	27,995
	Cadila Healthcare, Ltd.	3,517	19,834
	Can Fin Homes, Ltd.	2,961	18,255
*	Canara Bank.	32,170	37,521
	Ceat, Ltd.	4,557	67,117
	Century Textiles & Industries, Ltd.	3,284	13,543
	Chambal Fertilizers & Chemicals, Ltd.	29,997	65,761
	Chennai Super Kings Cricket, Ltd.	33,314	190
*	Cholamandalam Financial Holdings, Ltd.	4,213	21,904
	Cholamandalam Investment and Finance Co., Ltd.	23,817	87,080
	City Union Bank, Ltd.	44,319	88,414
Ω	Cochin Shipyard, Ltd.	5,431	24,740
	Container Corp. Of India, Ltd.	10,179	53,707
*	CreditAccess Grameen, Ltd.	2,192	19,208
	Cummins India, Ltd.	6,171	36,075
	Cyient, Ltd.	10,755	57,262
*	Dalmia Bharat, Ltd.	9,063	103,037
	DB Corp., Ltd.	5,522	5,500
*	DCB Bank, Ltd.	35,470	37,179
	DCM Shriram, Ltd.	8,218	37,518
	Delta Corp., Ltd.	9,086	14,547
	Dhani Services, Ltd.	7,901	20,970
	Dhanuka Agritech, Ltd.	1,860	18,418
Ω	Dilip Buildcon, Ltd.	3,235	14,241
*	Dish TV India, Ltd.	89,232	13,730
	Dishman Carbogen Amcis, Ltd.	9,244	18,902
	DLF, Ltd.	65,689	140,691
	eClerx Services, Ltd.	2,848	26,870
*	Edelweiss Financial Services, Ltd.	28,625	21,610
*	EID Parry India, Ltd.	10,423	38,937
*	EIH, Ltd.	22,745	23,093
	Elgi Equipments, Ltd.	5,850	8,257
	Engineers India, Ltd.	27,526	24,088
	EPL, Ltd.	2,498	8,446
	Escorts, Ltd.	6,385	103,667
	Excel Industries, Ltd.	588	6,865
	Exide Industries, Ltd.	20,819	44,583
	FDC, Ltd.	6,655	30,737
*	Federal Bank, Ltd.	305,791	208,086
	Finolex Cables, Ltd.	6,394	24,001
	Finolex Industries, Ltd.	6,297	44,240
	Firstsource Solutions, Ltd.	49,505	46,712
*	Fortis Healthcare, Ltd.	72,224	122,607
	Gabriel India, Ltd.	5,953	7,604
	GAIL India, Ltd.	193,327	221,179
	Gateway Distriparks, Ltd.	1,012	1,255
*	GE T&D India, Ltd.	10,963	12,016
	GHCL, Ltd.	6,025	12,650
	Glenmark Pharmaceuticals, Ltd.	20,546	131,803
	Godfrey Phillips India, Ltd.	2,053	24,876
	Granules India, Ltd.	24,708	127,322
	Grasim Industries, Ltd.	38,579	405,680
	Great Eastern Shipping Co., Ltd. (The)	12,230	37,280
*	Greaves Cotton, Ltd.	12,308	11,552
	Gujarat Alkalies & Chemicals, Ltd.	3,823	16,517
	Gujarat Ambuja Exports, Ltd.	11,322	17,555

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Gujarat Fluorochemicals, Ltd.	5,043	$32,638
	Gujarat Mineral Development Corp., Ltd.	25,917	15,001
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,616	23,816
	Gujarat Pipavav Port, Ltd.	36,112	43,092
	Gujarat State Petronet, Ltd.	17,295	45,216
	HeidelbergCement India, Ltd.	5,452	13,565
	Hero MotoCorp, Ltd.	11,158	421,731
	HFCL, Ltd.	103,165	23,983
	Hikal, Ltd.	9,005	19,823
	HIL, Ltd.	480	11,332
	Himadri Speciality Chemical, Ltd.	6,520	4,138
	Hindalco Industries, Ltd.	187,359	433,447
	Hinduja Global Solutions, Ltd.	1,469	13,192
	Honda India Power Products, Ltd.	598	7,976
	Huhtamaki PPL, Ltd.	2,798	10,433
*	IDFC First Bank, Ltd.	293,401	121,978
	IDFC, Ltd.	193,597	79,496
*	IFCI, Ltd.	141,393	11,057
	IIFL Finance, Ltd.	13,052	13,055
	IIFL Securities, Ltd.	13,052	6,891
	IIFL Wealth Management, Ltd.	2,506	30,922
	India Cements, Ltd. (The)	48,461	77,186
	Indiabulls Housing Finance, Ltd.	40,187	76,260
*	Indiabulls Real Estate, Ltd.	23,120	14,886
*	Indian Bank	27,513	21,382
	Indian Hotels Co., Ltd. (The)	37,051	47,646
	Indian Hume Pipe Co., Ltd. (The)	4,202	9,007
*	Indian Overseas Bank	224,728	27,711
	Indoco Remedies, Ltd.	2,710	9,410
*	IndusInd Bank, Ltd.	31,498	247,800
*	INEOS Styrolution India, Ltd.	1,405	9,954
*	Intellect Design Arena, Ltd.	7,679	24,563
	J Kumar Infraprojects, Ltd.	5,857	8,105
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	46,386
	Jindal Saw, Ltd.	28,520	23,326
*	Jindal Stainless Hisar, Ltd.	6,241	8,294
*	Jindal Stainless, Ltd.	31,443	26,494
*	Jindal Steel & Power, Ltd.	67,984	175,822
	JK Cement, Ltd.	2,985	73,898
	JK Lakshmi Cement, Ltd.	4,450	17,377
	JK Paper, Ltd.	12,273	14,566
	JK Tyre & Industries, Ltd.	17,886	16,177
	JM Financial, Ltd.	37,220	40,657
	JSW Energy, Ltd.	84,735	68,694
	JSW Steel, Ltd.	97,802	407,392
	JTEKT India, Ltd.	11,906	11,884
	Jubilant Life Sciences, Ltd.	13,841	135,860
*	Just Dial, Ltd.	2,448	21,487
	Jyothy Labs, Ltd.	5,020	9,189
	Kajaria Ceramics, Ltd.	3,760	28,763
	Kalpataru Power Transmission, Ltd.	5,875	19,683
*	Karnataka Bank, Ltd. (The)	34,044	19,542
*	Karur Vysya Bank, Ltd. (The)	66,610	29,014
*	Kaveri Seed Co., Ltd.	2,051	13,984
	KEC International, Ltd.	4,527	19,770
	Kiri Industries, Ltd.	1,161	6,967
	KNR Constructions, Ltd.	2,504	8,455
	KPIT Technologies, Ltd.	27,966	35,351
	KPR Mill, Ltd.	2,394	24,052

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KRBL, Ltd.	6,415	$22,135
	KSB, Ltd.	1,337	8,155
	L&T Finance Holdings, Ltd.	63,253	55,051
	Lakshmi Machine Works, Ltd.	394	21,247
Ω	Laurus Labs, Ltd.	23,710	101,361
	LG Balakrishnan & Bros, Ltd.	1,438	4,839
	LIC Housing Finance, Ltd.	50,112	191,063
	Linde India, Ltd.	3,348	37,691
	Maharashtra Seamless, Ltd.	3,404	10,177
*	Mahindra & Mahindra Financial Services, Ltd.	62,046	102,470
*	Mahindra CIE Automotive, Ltd.	19,585	36,438
*	Mahindra Lifespace Developers, Ltd.	5,046	19,043
	Manappuram Finance, Ltd.	90,129	189,252
	Marksans Pharma, Ltd.	41,168	28,215
*	Max Healthcare Institute, Ltd.	17,578	25,215
*	Max India, Ltd.	3,551	2,741
	Mayur Uniquoters, Ltd.	2,063	6,848
	MOIL, Ltd.	5,375	9,314
	Motherson Sumi Systems, Ltd.	128,856	183,717
	Motilal Oswal Financial Services, Ltd.	1,840	13,947
	Mphasis, Ltd.	10,320	193,150
	MRF, Ltd.	46	40,305
	Muthoot Finance, Ltd.	18,709	309,915
	Natco Pharma, Ltd.	7,579	91,574
	National Aluminium Co., Ltd.	84,556	34,906
	Navneet Education, Ltd.	6,550	6,737
	NCC, Ltd.	83,988	38,405
	NESCO, Ltd.	2,733	18,673
	Nilkamal, Ltd.	568	9,684
	NMDC, Ltd.	64,266	71,236
	NOCIL, Ltd.	11,119	20,467
*	Oberoi Realty, Ltd.	5,229	31,230
	Oracle Financial Services Software, Ltd.	765	32,545
	Oriental Carbon & Chemicals, Ltd.	1,088	11,398
	Paisalo Digital, Ltd.	2,324	12,157
	Persistent Systems, Ltd.	9,041	141,616
	Petronet LNG, Ltd.	85,218	265,636
	Phillips Carbon Black, Ltd.	8,230	15,584
	Phoenix Mills, Ltd. (The)	5,963	45,529
	Piramal Enterprises, Ltd.	17,441	296,179
*Ω	PNB Housing Finance, Ltd.	4,483	21,285
	PNC Infratech, Ltd.	4,902	11,235
	Polyplex Corp., Ltd.	1,537	16,061
	Power Finance Corp., Ltd.	121,025	142,670
	Praj Industries, Ltd.	14,719	15,270
	Prestige Estates Projects, Ltd.	25,451	85,921
*	Prism Johnson, Ltd.	10,815	10,419
	PTC India, Ltd.	42,176	26,774
*	Punjab National Bank	36,473	13,160
*Ω	Quess Corp., Ltd.	5,899	32,678
	Radico Khaitan, Ltd.	3,526	20,716
	Rain Industries, Ltd.	25,025	35,628
	Rajesh Exports, Ltd.	9,559	59,594
	Rallis India, Ltd.	9,419	31,434
	Ramco Cements, Ltd. (The)	6,549	70,488
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	22,475
	Ratnamani Metals & Tubes, Ltd.	2,824	48,319
*	Raymond, Ltd.	5,379	19,829
Ω	RBL Bank, Ltd.	28,056	65,837

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	REC, Ltd.	136,621	$189,593
	Redington India, Ltd.	52,396	91,012
*	Sequent Scientific, Ltd.	10,344	19,670
	Sharda Cropchem, Ltd.	3,427	12,523
	Shilpa Medicare, Ltd.	4,949	30,029
	Shipping Corp. of India, Ltd.	20,352	14,015
	Shriram City Union Finance, Ltd.	3,568	38,447
	Shriram Transport Finance Co., Ltd.	26,617	247,622
	Sobha, Ltd.	10,497	41,053
	Somany Home Innovation, Ltd.	5,251	5,343
	Sonata Software, Ltd.	4,254	18,113
*	South Indian Bank, Ltd. (The)	161,551	14,144
*	Steel Authority of India, Ltd.	49,525	23,047
	Sterlite Technologies, Ltd.	19,851	39,382
	Strides Pharma Science, Ltd.	7,333	68,037
	Subros, Ltd.	2,637	9,961
	Sun TV Network, Ltd.	11,183	63,882
	Sundaram Finance, Ltd.	2,625	52,065
	Sundaram-Clayton, Ltd.	286	6,524
	Sundram Fasteners, Ltd.	3,122	18,018
	Sunteck Realty, Ltd.	5,883	21,076
	Suprajit Engineering, Ltd.	7,749	18,600
	Supreme Petrochem, Ltd.	3,109	11,002
*	Suven Pharmaceuticals, Ltd.	286	1,199
	Tata Chemicals, Ltd.	17,002	73,463
	Tata Consumer Products, Ltd.	89,159	593,813
	Tata Metaliks, Ltd.	1,163	8,066
*	Tata Motors, Ltd.	217,152	387,770
	Tata Steel, Ltd.	56,021	309,785
*	Techno Electric & Engineering Co., Ltd.	5,088	13,101
	Thermax, Ltd.	4,224	43,514
	Tide Water Oil Co India, Ltd.	235	13,948
	Tinplate Co. of India, Ltd. (The)	4,824	8,377
	Transport Corp. of India, Ltd.	3,428	10,371
	Trident, Ltd.	166,130	16,479
	Triveni Engineering & Industries, Ltd.	27,862	26,966
	Tube Investments of India, Ltd.	1,672	14,889
	TV Today Network, Ltd.	2,359	6,348
*	TV18 Broadcast, Ltd.	70,676	27,442
	TVS Srichakra, Ltd.	255	4,853
*	UCO Bank	45,994	7,198
	Uflex, Ltd.	7,003	31,425
	UltraTech Cement, Ltd.	411	25,190
*	Union Bank of India	131,313	42,879
	UPL, Ltd.	87,352	533,398
*	VA Tech Wabag, Ltd.	2,666	6,561
	Vakrangee, Ltd.	47,114	17,856
	Vardhman Textiles, Ltd.	4,293	44,474
	Vedanta, Ltd.	225,464	292,254
	Venky’s India, Ltd.	427	8,417
	Vesuvius India, Ltd.	656	7,920
	Vindhya Telelinks, Ltd.	513	4,945
*	Vodafone Idea, Ltd.	1,114,691	132,211
	VST Tillers Tractors, Ltd.	380	8,044
	Welspun Corp., Ltd.	15,728	22,680
	Welspun Enterprises, Ltd.	9,490	9,648
	Welspun India, Ltd.	50,338	47,309
	West Coast Paper Mills, Ltd.	3,403	7,253
*	Wockhardt, Ltd.	6,164	24,169

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Yes Bank, Ltd.	170,161	$28,542
	Zee Entertainment Enterprises, Ltd.	104,104	262,962
	Zensar Technologies, Ltd.	10,425	25,178

TOTAL INDIA			15,887,667

INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,495,600	189,175
	Adhi Karya Persero Tbk PT	205,100	7,971
	AKR Corporindo Tbk PT	204,100	36,912
*	Alam Sutera Realty Tbk PT	2,956,900	30,847
	Aneka Tambang Tbk	1,788,580	127,211
	Astra Agro Lestari Tbk PT	70,500	51,522
	Astra Otoparts Tbk PT	172,500	10,126
*	Bank Bukopin Tbk	815,700	13,550
	Bank Maybank Indonesia Tbk PT	1,173,000	17,828
*	Bank Pan Indonesia Tbk PT	863,600	45,503
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	25,656
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	33,549
	Bank Tabungan Negara Persero Tbk PT	865,100	80,527
	Bukit Asam Tbk PT	544,800	71,382
*	Bumi Serpong Damai Tbk PT	1,460,000	86,900
	Ciputra Development Tbk PT	1,944,786	106,954
*	Delta Dunia Makmur Tbk PT	888,000	14,368
*	Eagle High Plantations Tbk PT	2,012,700	13,043
*	Erajaya Swasembada Tbk PT	353,600	41,628
*	Gudang Garam Tbk PT	22,500	62,662
	Indah Kiat Pulp & Paper Corp. Tbk PT	456,800	279,742
	Indika Energy Tbk PT	467,500	29,159
	Indo Tambangraya Megah Tbk PT	56,500	30,951
*	Intiland Development Tbk PT	333,900	3,610
	Japfa Comfeed Indonesia Tbk PT	250,400	18,052
	Jaya Real Property Tbk PT	516,300	14,832
*	KMI Wire & Cable Tbk PT	369,600	7,774
	Link Net Tbk PT	85,400	12,191
*	Lippo Cikarang Tbk PT	233,310	12,625
*	Lippo Karawaci Tbk PT	6,781,250	61,515
*	Medco Energi Internasional Tbk PT	2,070,972	53,154
*	Media Nusantara Citra Tbk PT	682,600	38,075
*	MNC Investama Tbk PT	4,669,700	15,959
*	MNC Land Tbk PT	2,267,100	16,080
	Pabrik Kertas Tjiwi Kimia Tbk PT	61,300	25,135
*	Pakuwon Jati Tbk PT	851,900	23,815
*	Pan Brothers Tbk PT	807,100	11,929
*	Panin Financial Tbk PT	4,432,900	56,702
*	Paninvest Tbk PT	227,600	10,673
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	50,880
	PP Persero Tbk PT	391,600	23,935
	Ramayana Lestari Sentosa Tbk PT	603,300	23,370
*	Rimo International Lestari Tbk PT	4,191,900	5,374
*	Salim Ivomas Pratama Tbk PT	511,500	11,318
*	Sentul City Tbk PT	4,829,400	16,483
*	Siloam International Hospitals Tbk PT	49,600	16,861
	Sri Rejeki Isman Tbk PT	1,787,400	24,608
*	Summarecon Agung Tbk PT	579,300	25,549
*	Surya Esa Perkasa Tbk PT	1,024,500	9,616
	Surya Semesta Internusa Tbk PT	835,700	27,567
	Tempo Scan Pacific Tbk PT	117,300	10,045
*	Tiga Pilar Sejahtera Food Tbk	413,000	6,043
*	Timah Tbk PT	656,400	36,412

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Tiphone Mobile Indonesia Tbk PT	247,700	$1,537
*	Trada Alam Minera Tbk PT	3,776,600	4,842
	Tunas Baru Lampung Tbk PT	599,800	30,587
	United Tractors Tbk PT	143,500	205,017
*	Vale Indonesia Tbk PT	79,900	21,854
	Waskita Beton Precast Tbk PT	1,998,800	20,986
	Waskita Karya Persero Tbk PT	592,400	29,498
	Wijaya Karya Persero Tbk PT	837,300	67,736
	XL Axiata Tbk PT	516,300	70,572

TOTAL INDONESIA			2,529,977

IRELAND — (0.3%)
*	AIB Group P.L.C.	152,332	172,316
*	Bank of Ireland Group P.L.C.	210,231	521,634
*	Cairn Homes P.L.C.	174,081	158,923
	FBD Holdings P.L.C.	9,915	71,838
*	Flutter Entertainment P.L.C.	3,360	582,105
	Glanbia P.L.C.	12,469	118,600
*	Permanent TSB Group Holdings P.L.C.	37,825	22,911

TOTAL IRELAND			1,648,327

ISRAEL — (0.7%)
*	Afcon Holdings, Ltd.	261	8,075
	Africa Israel Residences, Ltd.	561	14,897
	Alrov Properties and Lodgings, Ltd.	489	14,048
	Ashtrom Group, Ltd.	5,418	69,137
	Ashtrom Properties, Ltd.	6,570	36,873
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	58,911
*	Bet Shemesh Engines Holdings 1997, Ltd.	955	14,853
	Carasso Motors, Ltd.	3,809	11,418
*	Cellcom Israel, Ltd.	6,577	25,389
	Cellcom Israel, Ltd.	11,396	43,305
*	Clal Insurance Enterprises Holdings, Ltd.	10,632	107,365
	Delek Automotive Systems, Ltd.	7,987	38,140
	Delta-Galil Industries, Ltd.	2,465	43,705
	Dor Alon Energy in Israel 1988, Ltd.	748	15,147
	Duniec Brothers, Ltd.	363	9,411
*	El Al Israel Airlines	74,521	13,577
	Electra Consumer Products 1970, Ltd.	1,568	42,961
*	Equital, Ltd.	4,567	84,480
	First International Bank Of Israel, Ltd.	14,142	312,626
	FMS Enterprises Migun, Ltd.	533	11,222
	Formula Systems 1985, Ltd.	1,912	150,916
	Fox Wizel, Ltd.	1,446	111,789
*	Gilat Satellite Networks, Ltd.	3,073	18,046
*	Hadera Paper, Ltd.	427	14,189
*	Harel Insurance Investments & Financial Services, Ltd.	24,709	179,515
	IDI Insurance Co., Ltd.	1,029	25,219
	Israel Canada T.R, Ltd.	25,831	43,628
	Israel Discount Bank, Ltd., Class A	4,021	11,255
	Israel Land Development - Urban Renewal, Ltd.	2,537	17,489
	Isras Investment Co., Ltd.	394	62,506
*	Issta Lines, Ltd.	1,133	12,147
	Kamada, Ltd.	5,675	40,576
	Kenon Holdings, Ltd.	4,051	98,250
	Kerur Holdings, Ltd.	994	28,789
*	Klil Industries, Ltd.	195	13,417
	Magic Software Enterprises, Ltd.	12,472	156,898

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises, Ltd.	3,745	$49,241
	Malam - Team, Ltd.	102	18,410
*	Mediterranean Towers, Ltd.	17,414	36,675
*	Mehadrin, Ltd.	111	4,465
	Meitav Dash Investments, Ltd.	8,070	31,592
	Menora Mivtachim Holdings, Ltd.	6,559	88,337
*	Migdal Insurance & Financial Holdings, Ltd.	90,712	71,152
*	Minrav Holdings, Ltd.	105	13,580
	Mizrahi Tefahot Bank, Ltd.	1,061	20,689
*	Naphtha Israel Petroleum Corp., Ltd.	6,846	26,714
*	Nawi Brothers, Ltd.	3,723	16,981
	Neto ME Holdings, Ltd.	264	12,110
	Oil Refineries, Ltd.	346,176	61,994
*	Partner Communications Co., Ltd.	32,533	127,224
	Paz Oil Co., Ltd.	1,757	162,436
*	Perion Network, Ltd.	1,995	13,950
*	Phoenix Holdings, Ltd. (The)	28,853	151,239
	Plasson Industries, Ltd.	751	32,333
*	Scope Metals Group, Ltd.	459	8,301
*	Shalag Industries, Ltd.	2,618	12,464
*	Shikun & Binui, Ltd.	48,225	224,544
	Shufersal, Ltd.	12,485	93,967
*	Suny Cellular Communication, Ltd.	38,993	11,589
	Telsys	571	19,282
*	Tower Semiconductor, Ltd.	14,423	295,815
	YH Dimri Construction & Development, Ltd.	1,491	44,249

TOTAL ISRAEL			3,609,502

ITALY — (2.2%)
	A2A SpA	344,420	437,410
	ACEA SpA	12,956	257,226
*	Aeffe SpA	11,709	9,455
Ω	Anima Holding SpA	66,808	250,314
	Ascopiave SpA	7,536	26,135
*	Autogrill SpA	14,213	53,275
*	Autostrade Meridionali SpA	328	6,070
*	Avio SpA	4,608	65,381
*	Banca Carige SpA	22,275	7
*	Banca IFIS SpA	4,892	39,242
	Banca Mediolanum SpA	20,204	138,036
*	Banca Monte dei Paschi di Siena SpA	7,614	9,192
*	Banca Popolare di Sondrio SCPA	126,467	222,291
*	Banca Profilo SpA	114,968	25,596
*Ω	Banca Sistema SpA	15,855	26,171
*	Banco BPM SpA	341,121	617,940
*	Banco di Desio e della Brianza SpA	6,054	13,242
	BasicNet SpA	3,469	11,593
#*	BPER Banca	263,772	313,398
	Buzzi Unicem SpA	7,410	105,078
	Buzzi Unicem SpA	18,218	394,197
*	Cairo Communication SpA	21,556	25,403
	Cementir Holding NV	12,612	80,328
*	Cerved Group SpA	3,651	25,834
*	CIR SpA-Compagnie Industriali	227,785	99,286
*	CNH Industrial NV	91,092	706,298
*	Credito Emiliano SpA	22,870	90,108
*	Credito Valtellinese SpA	19,144	137,762
	Danieli & C Officine Meccaniche SpA	7,221	65,338
	Danieli & C Officine Meccaniche SpA	3,068	43,990

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Datalogic SpA	2,805	$32,315
*	De’ Longhi SpA	6,379	204,011
*	Elica SpA	8,847	26,264
*	Emak SpA	24,049	22,861
Ω	Enav SpA	14,071	48,826
	ERG SpA	13,082	296,270
*	Esprinet SpA	7,745	65,859
#*	Fincantieri SpA	128,750	72,244
*	FNM SpA	40,686	21,809
*	Freni Brembo SpA	20,191	209,786
*	Geox SpA	17,855	9,744
*	Guala Closures SpA	5,831	43,588
	Hera SpA	83,199	261,338
	Illimity Bank SpA	4,444	40,151
*	IMMSI SpA	62,616	24,084
*	Intesa Sanpaolo SpA	214,723	356,462
*	IVS Group SA	2,689	13,040
	La Doria SpA	3,265	47,854
	Leonardo SpA	74,629	355,842
Ω	Massimo Zanetti Beverage Group SpA	4,097	24,015
*	Mediaset SpA	91,865	156,197
	Mediobanca Banca di Credito Finanziario SpA	137,838	978,611
	Openjobmetis SpA agenzia per il lavoro	2,188	12,075
*Ω	OVS SpA	48,268	43,522
	Piaggio & C SpA	31,714	86,552
*Ω	Pirelli & C SpA	85,485	356,429
Ω	Poste Italiane SpA	5,842	47,692
*	Prima Industrie SpA	832	10,469
	Prysmian SpA	20,316	552,847
	Reno de Medici SpA	44,457	47,977
	Sabaf SpA	1,836	25,216
#	Saipem SpA	154,322	271,895
*	Saras SpA	156,519	80,197
*	Sogefi SpA	11,260	11,582
	SOL SpA	4,301	56,580
	Telecom Italia SpA	1,859,543	631,636
	Telecom Italia SpA	1,196,338	435,475
	Tenaris SA	58,105	277,279
	Tenaris SA, ADR	8,645	82,646
*	Tod’s SpA	1,877	39,541
*	Unipol Gruppo SpA	104,593	381,509
	UnipolSai Assicurazioni SpA	88,592	205,752
	Webuild SpA	29,497	31,602

TOTAL ITALY			11,295,240

JAPAN — (17.4%)
	77 Bank, Ltd. (The)	15,800	220,957
	A&D Co., Ltd.	3,400	20,094
	Achilles Corp.	4,400	66,404
	ADEKA Corp.	23,100	298,724
	AEON Financial Service Co., Ltd.	22,400	229,417
	AFC-HD AMS Life Science Co., Ltd.	1,800	11,784
	Agro-Kanesho Co., Ltd.	900	13,143
	AGS Corp.	1,900	16,319
*	Ahresty Corp.	4,400	12,679
	Aichi Bank, Ltd. (The)	2,300	62,942
	Aichi Steel Corp.	3,100	74,618
	Aichi Tokei Denki Co., Ltd.	600	25,432
	Aida Engineering, Ltd.	13,400	102,488

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Aiful Corp.	42,100	$124,957
	Air Water, Inc.	31,400	448,637
	Airport Facilities Co., Ltd.	7,000	29,022
	Aisan Industry Co., Ltd.	11,200	48,005
	Akatsuki Corp.	5,800	14,486
*	Akebono Brake Industry Co., Ltd.	14,700	19,614
	Akita Bank, Ltd. (The)	4,400	59,645
	Albis Co., Ltd.	1,200	29,018
	Alconix Corp.	7,000	99,097
	Alinco, Inc.	4,500	37,660
	Alpen Co., Ltd.	4,900	95,280
	Alpha Corp.	2,400	21,763
	Alps Alpine Co., Ltd.	39,800	574,208
	Alps Logistics Co., Ltd.	4,800	36,746
	Amada Co., Ltd.	24,708	215,050
	Amiyaki Tei Co., Ltd.	500	13,537
	Anabuki Kosan, Inc.	1,200	18,226
	Anest Iwata Corp.	1,400	11,209
	AOI TYO Holdings, Inc.	6,500	25,034
	AOKI Holdings, Inc.	11,700	50,857
	Aomori Bank, Ltd. (The)	5,600	123,707
	Aoyama Trading Co., Ltd.	13,000	61,928
	Aozora Bank, Ltd.	29,700	487,942
	Arakawa Chemical Industries, Ltd.	5,500	60,940
	Arata Corp.	3,400	165,231
	Arcland Sakamoto Co., Ltd.	8,900	171,464
	Arcs Co., Ltd.	10,200	225,803
	Arealink Co., Ltd.	3,400	30,314
	Asahi Co., Ltd.	1,600	26,431
	Asahi Kogyosha Co., Ltd.	1,300	34,934
	Asahi Printing Co., Ltd.	3,000	26,964
	Asahi Yukizai Corp.	4,500	58,254
	Asanuma Corp.	1,800	69,544
	Asax Co., Ltd.	2,400	16,452
	Ashimori Industry Co., Ltd.	900	7,742
	Asia Pile Holdings Corp.	10,700	46,615
	ASKA Pharmaceutical Co., Ltd.	5,900	74,419
	Autobacs Seven Co., Ltd.	13,100	167,699
	Avantia Co., Ltd.	2,800	22,847
	Avex, Inc.	6,500	62,793
	Awa Bank, Ltd. (The)	10,000	240,559
	Bando Chemical Industries, Ltd.	9,500	51,859
	Bank of Iwate, Ltd. (The)	4,300	96,530
	Bank of Kochi, Ltd. (The)	1,000	7,192
	Bank of Nagoya, Ltd. (The)	3,400	84,444
	Bank of Okinawa, Ltd. (The)	6,580	184,679
	Bank of Saga, Ltd. (The)	4,300	52,959
	Bank of the Ryukyus, Ltd.	13,200	108,861
	Bank of Toyama, Ltd. (The)	700	19,902
	Belluna Co., Ltd.	13,900	113,805
	Brother Industries, Ltd.	13,500	208,604
	Bunka Shutter Co., Ltd.	14,200	111,489
	C Uyemura & Co., Ltd.	900	58,606
	Canon Electronics, Inc.	5,000	68,980
	Carlit Holdings Co., Ltd.	5,500	27,069
	Cawachi, Ltd.	4,800	136,143
	Central Glass Co., Ltd.	11,100	238,190
	Chiba Bank, Ltd. (The)	113,800	587,810
	Chiba Kogyo Bank, Ltd. (The)	17,300	37,784

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,100	$66,244
Chino Corp.	1,700	22,131
Chiyoda Co., Ltd.	4,700	41,356
Chori Co., Ltd.	3,100	46,608
Chubu Shiryo Co., Ltd.	5,400	71,711
Chuetsu Pulp & Paper Co., Ltd.	2,000	23,448
Chugai Ro Co., Ltd.	2,700	37,124
Chugoku Bank, Ltd. (The)	5,300	45,915
Chugoku Marine Paints, Ltd.	3,200	30,549
Chukyo Bank, Ltd. (The)	3,300	66,532
Chuo Gyorui Co., Ltd.	500	13,007
CI Takiron Corp.	9,000	57,501
Citizen Watch Co., Ltd.	75,400	199,758
CK-San-Etsu Co., Ltd.	400	13,101
Cleanup Corp.	6,800	31,000
CMK Corp.	16,000	71,600
Coca-Cola Bottlers Japan Holdings, Inc.	18,200	256,910
Concordia Financial Group, Ltd.	107,500	354,863
CONEXIO Corp.	1,800	21,670
Cosel Co., Ltd.	6,800	65,095
Cosmo Energy Holdings Co., Ltd.	16,700	244,456
Cosmos Initia Co., Ltd.	2,700	10,777
Create Medic Co., Ltd.	1,500	14,369
Credit Saison Co., Ltd.	44,400	479,953
CTI Engineering Co., Ltd.	3,300	60,333
Dai Nippon Toryo Co., Ltd.	7,200	66,924
Daicel Corp.	53,400	381,097
Dai-Dan Co., Ltd.	3,600	88,235
Daido Kogyo Co., Ltd.	2,100	12,114
Daido Metal Co., Ltd.	12,900	62,539
Daido Steel Co., Ltd.	7,800	255,452
Daihatsu Diesel Manufacturing Co., Ltd.	4,600	17,727
Daiho Corp.	5,000	160,655
Daiichi Jitsugyo Co., Ltd.	2,100	74,741
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	43,278
Daiken Corp.	3,200	59,935
Daiki Aluminium Industry Co., Ltd.	8,400	51,964
Daikoku Denki Co., Ltd.	2,500	21,831
Daikyonishikawa Corp.	8,700	48,224
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	72,572
Daishi Hokuetsu Financial Group, Inc.	8,750	168,051
Daishinku Corp.	1,700	34,748
Daisue Construction Co., Ltd.	3,500	27,318
Daito Bank, Ltd. (The)	2,700	15,328
Daitron Co., Ltd.	2,700	38,172
Daiwabo Holdings Co., Ltd.	3,100	202,939
DCM Holdings Co., Ltd.	27,900	345,700
Denka Co., Ltd.	13,200	406,662
Dexerials Corp.	15,000	171,601
DIC Corp.	19,000	462,571
DKK-Toa Corp.	3,400	26,483
Doutor Nichires Holdings Co., Ltd.	8,000	112,303
Dowa Holdings Co., Ltd.	4,100	117,337
Eagle Industry Co., Ltd.	8,000	63,643
Ebara Foods Industry, Inc.	1,400	30,688
Ebara Jitsugyo Co., Ltd.	2,100	63,905
EDION Corp.	22,000	216,695
EF-ON, Inc.	5,900	44,166
Ehime Bank, Ltd. (The)	9,000	96,466

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eidai Co., Ltd.	8,000	$23,075
	Eizo Corp.	4,100	154,753
	Elematec Corp.	5,800	53,139
	Endo Lighting Corp.	2,400	13,735
	Enshu, Ltd.	1,100	9,739
	EPS Holdings, Inc.	8,000	72,474
	Eslead Corp.	2,300	29,036
	ESPEC Corp.	4,300	69,564
	Exedy Corp.	8,500	107,160
	FALCO HOLDINGS Co., Ltd.	2,300	33,175
	FCC Co., Ltd.	9,800	188,056
	Feed One Co., Ltd.	7,100	61,841
	Ferrotec Holdings Corp.	12,300	118,834
	FIDEA Holdings Co., Ltd.	59,200	57,414
	First Bank of Toyama, Ltd. (The)	14,900	39,995
*	First Brothers Co., Ltd.	1,800	16,231
	First Juken Co., Ltd.	2,300	21,692
	FJ Next Co., Ltd.	3,800	33,431
	Foster Electric Co., Ltd.	7,000	80,529
	France Bed Holdings Co., Ltd.	5,300	42,769
	F-Tech, Inc.	4,900	23,818
	Fudo Tetra Corp.	3,700	51,833
	Fuji Co., Ltd.	5,600	103,681
	Fuji Corp.	16,400	329,705
	Fuji Corp., Ltd.	6,900	35,382
*	Fuji Oil Co., Ltd.	15,000	26,390
	Fuji Pharma Co., Ltd.	2,800	31,130
	Fujibo Holdings, Inc.	2,500	86,897
	Fujicco Co., Ltd.	3,700	70,913
	Fujikura Composites, Inc.	6,200	20,123
	Fujikura Kasei Co., Ltd.	7,900	35,837
	Fujikura, Ltd.	71,000	188,182
	Fujimori Kogyo Co., Ltd.	4,300	176,157
	Fujisash Co., Ltd.	25,800	20,049
	Fujita Kanko, Inc.	1,600	23,201
	Fujiya Co., Ltd.	1,300	28,903
	FuKoKu Co., Ltd.	3,700	23,098
	Fukuda Corp.	2,100	100,470
	Fukuda Denshi Co., Ltd.	600	40,563
	Fukui Bank, Ltd. (The)	5,500	98,376
	Fukuoka Financial Group, Inc.	39,760	665,079
	Fukuyama Transporting Co., Ltd.	2,600	108,971
	Furukawa Co., Ltd.	9,300	96,191
	Furukawa Electric Co., Ltd.	20,100	503,712
	Furuno Electric Co., Ltd.	7,300	81,455
	Furusato Industries, Ltd.	3,200	40,432
	Fuso Pharmaceutical Industries, Ltd.	2,300	58,043
	Futaba Industrial Co., Ltd.	17,000	85,822
	Fuyo General Lease Co., Ltd.	5,200	298,574
	Gecoss Corp.	3,600	31,413
	Geo Holdings Corp.	7,800	116,055
	GL Sciences, Inc.	2,600	69,404
	GLOBERIDE, Inc.	2,000	65,501
	Glory, Ltd.	12,500	263,480
	Glosel Co., Ltd.	6,000	23,115
	Godo Steel, Ltd.	3,100	56,740
	Grandy House Corp.	4,100	13,633
	GS Yuasa Corp.	10,700	186,764
	GSI Creos Corp.	900	15,649

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	G-Tekt Corp.	5,700	$64,224
	Gunma Bank, Ltd. (The)	95,300	302,343
	Gunze, Ltd.	4,600	169,307
	H2O Retailing Corp.	21,500	141,268
	Hachijuni Bank, Ltd. (The)	28,600	105,622
	Hagihara Industries, Inc.	2,900	41,352
	Hagiwara Electric Holdings Co., Ltd.	1,800	37,160
	Hagoromo Foods Corp.	500	14,951
	Hakudo Co., Ltd.	1,700	21,442
	Hakuto Co., Ltd.	4,700	49,447
	Hamakyorex Co., Ltd.	2,500	70,931
	Hanwa Co., Ltd.	10,100	195,816
	Happinet Corp.	3,600	48,200
	Hard Off Corp. Co., Ltd.	3,900	24,615
	Harima Chemicals Group, Inc.	4,400	45,415
	Haruyama Holdings, Inc.	2,000	12,676
	Haseko Corp.	45,900	550,301
	Hazama Ando Corp.	38,400	238,565
	Heiwa Corp.	5,800	93,769
	Heiwa Real Estate Co., Ltd.	8,500	248,154
	Heiwado Co., Ltd.	8,700	176,648
	Helios Techno Holding Co., Ltd.	4,900	13,907
	Hino Motors, Ltd.	65,800	504,142
	Hirakawa Hewtech Corp.	4,100	41,072
*	Hiramatsu, Inc.	10,600	18,688
	Hirogin Holdings, Inc.	71,000	386,427
	Hiroshima Electric Railway Co., Ltd.	3,200	30,015
*	HIS Co., Ltd.	8,400	113,275
	Hitachi Capital Corp.	11,800	249,559
	Hitachi Zosen Corp.	53,500	215,459
	Hochiki Corp.	1,900	22,119
	Hodogaya Chemical Co., Ltd.	1,500	66,722
	Hogy Medical Co., Ltd.	2,700	79,221
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	23,001
	Hokkan Holdings, Ltd.	2,600	33,300
	Hokko Chemical Industry Co., Ltd.	4,000	38,087
	Hokkoku Bank, Ltd. (The)	6,200	176,432
	Hokuetsu Corp.	39,600	130,810
	Hokuhoku Financial Group, Inc.	32,600	309,353
	Hokuriku Electric Industry Co., Ltd.	2,500	22,497
	Honda Tsushin Kogyo Co., Ltd.	5,600	24,623
	H-One Co., Ltd.	5,000	27,397
	Honeys Holdings Co., Ltd.	4,700	43,615
	Honshu Chemical Industry Co., Ltd.	1,200	14,240
	Hoosiers Holdings	10,600	67,525
	Howa Machinery, Ltd.	3,900	29,695
	Hyakugo Bank, Ltd. (The)	56,700	173,634
	Hyakujushi Bank, Ltd. (The)	6,600	105,091
	Ichiken Co., Ltd.	1,200	18,568
	Ichikoh Industries, Ltd.	5,200	22,685
	Ichinen Holdings Co., Ltd.	5,400	62,565
	Ichiyoshi Securities Co., Ltd.	11,700	46,790
	IDEA Consultants, Inc.	1,600	28,165
	IHI Corp.	25,700	311,246
	Iino Kaiun Kaisha, Ltd.	25,600	88,136
	IJTT Co., Ltd.	6,900	30,972
	Ikegami Tsushinki Co., Ltd.	800	6,147
	Imagica Group, Inc.	6,500	23,630
	Imasen Electric Industrial	4,400	24,673

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Inaba Denki Sangyo Co., Ltd.	9,300	$223,883
	Inaba Seisakusho Co., Ltd.	2,700	34,516
	Inabata & Co., Ltd.	12,100	140,370
	Ines Corp.	4,600	65,679
	Inui Global Logistics Co., Ltd.	2,900	25,230
	I-O Data Device, Inc.	2,400	23,164
	I-PEX, Inc.	1,900	33,799
	Iseki & Co., Ltd.	6,200	79,897
	Isetan Mitsukoshi Holdings, Ltd.	80,100	390,099
	Ishihara Sangyo Kaisha, Ltd.	10,300	66,898
	Itochu Enex Co., Ltd.	13,800	129,821
	Itochu-Shokuhin Co., Ltd.	1,600	83,696
	Itoham Yonekyu Holdings, Inc.	4,000	26,780
	Itoki Corp.	10,300	33,485
	IwaiCosmo Holdings, Inc.	6,600	80,414
	Iwaki & Co., Ltd.	6,000	29,060
	Iwaki Co., Ltd.	1,500	12,031
	Iwasaki Electric Co., Ltd.	1,300	16,726
	Iwatani Corp.	6,800	308,533
	Iyo Bank, Ltd. (The)	15,300	96,021
	J Front Retailing Co., Ltd.	53,900	410,730
	J Trust Co., Ltd.	19,100	40,617
	Jaccs Co., Ltd.	6,700	117,006
	Jalux, Inc.	1,300	17,433
	Jamco Corp.	1,000	5,640
	Janome Sewing Machine Co., Ltd.	6,900	37,795
	Japan Asia Group, Ltd.	6,900	22,537
	Japan Aviation Electronics Industry, Ltd.	8,800	121,189
	Japan Cash Machine Co., Ltd.	5,700	28,196
*	Japan Display, Inc.	169,300	82,925
	Japan Oil Transportation Co., Ltd.	700	17,119
	Japan Pulp & Paper Co., Ltd.	3,300	115,215
	Japan Securities Finance Co., Ltd.	25,400	119,646
	Japan Steel Works, Ltd. (The)	17,000	363,432
	Japan Transcity Corp.	10,000	46,703
	Japan Wool Textile Co., Ltd. (The)	13,100	127,255
	JGC Holdings Corp.	44,100	362,607
	Jimoto Holdings, Inc.	5,050	44,816
	JK Holdings Co., Ltd.	2,700	20,125
	JMS Co., Ltd.	5,000	40,753
	Joban Kosan Co., Ltd.	2,000	27,331
	J-Oil Mills, Inc.	2,500	88,308
	Joshin Denki Co., Ltd.	5,300	131,440
	JSP Corp.	3,800	54,096
	JTEKT Corp.	50,400	401,625
	Juki Corp.	9,300	39,421
	Juroku Bank, Ltd. (The)	8,000	146,743
	JVCKenwood Corp.	53,400	72,249
	Kaga Electronics Co., Ltd.	4,900	94,751
	Kamei Corp.	5,900	59,592
	Kanaden Corp.	5,000	66,680
	Kanagawa Chuo Kotsu Co., Ltd.	1,300	47,851
	Kanamoto Co., Ltd.	7,200	148,534
	Kandenko Co., Ltd.	13,700	102,809
	Kaneka Corp.	11,200	313,423
	Kaneko Seeds Co., Ltd.	1,700	24,636
	Kanematsu Corp.	20,600	244,261
	Kansai Mirai Financial Group, Inc.	21,395	77,985
	Kansai Super Market, Ltd.	3,800	43,659

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co., Ltd.	11,000	$74,229
	Kasai Kogyo Co., Ltd.	7,400	24,566
	Katakura & Co-op Agri Corp.	1,200	14,138
	Kato Sangyo Co., Ltd.	6,100	202,678
	Kato Works Co., Ltd.	3,400	33,030
	KAWADA TECHNOLOGIES, Inc.	1,400	58,444
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,500	35,252
*	Kawasaki Heavy Industries, Ltd.	32,900	393,061
*	Kawasaki Kisen Kaisha, Ltd.	19,500	238,289
	Kawata Manufacturing Co., Ltd.	1,900	14,131
	Keiyo Bank, Ltd. (The)	30,100	135,544
	Keiyo Co., Ltd.	8,600	65,189
	Kenedix, Inc.	38,200	197,955
	Kenko Mayonnaise Co., Ltd.	2,800	47,178
	KFC, Ltd.	700	13,735
	Kimura Unity Co., Ltd.	1,300	12,774
*	Kinki Sharyo Co., Ltd. (The)	800	9,932
	Kintetsu World Express, Inc.	10,300	218,958
	Ki-Star Real Estate Co., Ltd.	1,500	37,182
	Kitagawa Corp.	2,800	34,644
	Kita-Nippon Bank, Ltd. (The)	2,100	38,289
	Kitano Construction Corp.	1,200	29,092
	Kitz Corp.	15,000	81,178
	Kiyo Bank, Ltd. (The)	16,700	249,542
	Koa Corp.	5,700	70,745
	Koatsu Gas Kogyo Co., Ltd.	9,700	71,089
*	Kobe Steel, Ltd.	82,400	321,724
	Kohnan Shoji Co., Ltd.	7,000	239,022
	Kohsoku Corp.	2,700	38,115
	Kojima Co., Ltd.	7,900	52,338
	Kokusai Co., Ltd.	2,400	18,606
	Kokuyo Co., Ltd.	18,700	254,089
	KOMAIHALTEC, Inc.	1,200	16,358
	Komatsu Wall Industry Co., Ltd.	1,800	29,261
	Komehyo Holdings Co., Ltd.	2,800	19,186
	Komeri Co., Ltd.	9,400	276,753
	Konaka Co., Ltd.	7,500	18,802
	Kondotec, Inc.	4,200	40,568
	Konica Minolta, Inc.	108,300	275,924
	Konishi Co., Ltd.	3,800	55,260
	Konoike Transport Co., Ltd.	7,300	76,317
*	Kosaido Co., Ltd.	6,500	38,047
	Koshidaka Holdings Co., Ltd.	4,200	15,712
	Krosaki Harima Corp.	1,200	32,521
	KRS Corp.	1,800	28,295
	KU Holdings Co., Ltd.	2,600	19,252
	Kumagai Gumi Co., Ltd.	3,400	78,585
	Kurabo Industries, Ltd.	4,600	82,809
	Kuraray Co., Ltd.	42,100	389,382
	Kureha Corp.	4,900	208,007
	Kurimoto, Ltd.	3,200	56,459
	Kuriyama Holdings Corp.	2,000	10,853
*	KYB Corp.	5,400	111,656
	Kyodo Printing Co., Ltd.	2,200	51,603
	Kyoei Steel, Ltd.	6,200	78,060
	Kyokuto Boeki Kaisha, Ltd.	1,300	16,582
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	115,962
	Kyokuto Securities Co., Ltd.	7,000	45,411
	Kyokuyo Co., Ltd.	2,400	62,723

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	KYORIN Holdings, Inc.	1,800	$32,552
	Kyoritsu Printing Co., Ltd.	3,700	4,467
	Kyosan Electric Manufacturing Co., Ltd.	12,300	48,822
	Kyowa Electronic Instruments Co., Ltd.	6,500	26,674
	Kyowa Leather Cloth Co., Ltd.	4,900	29,303
	Kyushu Financial Group, Inc.	62,700	293,282
	Kyushu Leasing Service Co., Ltd.	2,800	15,816
	Lintec Corp.	10,400	230,545
	Lonseal Corp.	700	10,973
	Look Holdings, Inc.	1,800	16,494
	Macnica Fuji Electronics Holdings, Inc.	13,100	234,276
	Macromill, Inc.	2,900	18,006
	Maeda Corp.	10,700	77,042
	Maeda Road Construction Co., Ltd.	4,800	80,017
	Makino Milling Machine Co., Ltd.	6,900	237,500
	Marubun Corp.	5,500	25,497
	Marudai Food Co., Ltd.	6,100	95,795
	Marufuji Sheet Piling Co., Ltd.	600	10,970
	Maruha Nichiro Corp.	7,100	148,710
	Maruka Corp.	2,200	44,561
	Maruyama Manufacturing Co., Inc.	1,100	13,306
	Maruzen CHI Holdings Co., Ltd.	3,000	10,523
	Maruzen Co., Ltd.	600	9,979
	Maruzen Showa Unyu Co., Ltd.	2,900	85,015
	Matsuda Sangyo Co., Ltd.	4,300	59,127
	Max Co., Ltd.	800	11,186
*	Maxell Holdings, Ltd.	13,400	140,092
	Maxvalu Tokai Co., Ltd.	1,200	29,912
	Mazda Motor Corp.	135,100	709,387
	Mebuki Financial Group, Inc.	242,580	487,389
	Megmilk Snow Brand Co., Ltd.	10,200	221,027
	Meidensha Corp.	8,700	133,032
	Meiji Electric Industries Co., Ltd.	2,000	25,296
	Meiji Shipping Co., Ltd.	2,800	9,345
	Meisei Industrial Co., Ltd.	10,700	82,394
	Meiwa Corp.	7,300	28,711
	Meiwa Estate Co., Ltd.	2,900	12,206
	Melco Holdings, Inc.	900	23,291
	Mercuria Investment Co., Ltd.	3,100	17,873
	Michinoku Bank, Ltd. (The)	5,400	59,466
	Mie Kotsu Group Holdings, Inc.	2,800	12,194
	Mikuni Corp.	6,100	14,997
*	Mimaki Engineering Co., Ltd.	2,200	8,583
	Mimasu Semiconductor Industry Co., Ltd.	4,400	103,442
	Ministop Co., Ltd.	3,600	45,025
	Mirait Holdings Corp.	16,410	233,615
	Mitani Sangyo Co., Ltd.	7,800	32,050
	Mito Securities Co., Ltd.	18,500	38,526
*	Mitsuba Corp.	11,500	41,989
	Mitsubishi Gas Chemical Co., Inc.	37,000	674,487
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	33,322
	Mitsubishi Logistics Corp.	7,300	192,116
	Mitsubishi Materials Corp.	25,500	467,906
*	Mitsubishi Motors Corp.	82,200	150,757
	Mitsubishi Paper Mills, Ltd.	7,800	23,263
	Mitsubishi Pencil Co., Ltd.	700	9,011
	Mitsubishi Shokuhin Co., Ltd.	3,600	93,823
*	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	23,227
	Mitsubishi UFJ Lease & Finance Co., Ltd.	7,800	33,049

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsui E&S Holdings Co., Ltd.	2,300	$7,283
	Mitsui High-Tec, Inc.	4,400	89,655
	Mitsui Matsushima Holdings Co., Ltd.	1,600	10,423
	Mitsui Mining & Smelting Co., Ltd.	16,900	426,597
	Mitsui OSK Lines, Ltd.	29,200	659,175
	Mitsui Sugar Co., Ltd.	4,600	79,970
	Mitsui-Soko Holdings Co., Ltd.	5,900	104,144
	Miyaji Engineering Group, Inc.	1,600	25,841
	Miyazaki Bank, Ltd. (The)	4,600	99,242
	Miyoshi Oil & Fat Co., Ltd.	1,800	19,788
	Mizuho Leasing Co., Ltd.	7,400	188,640
	Mizuno Corp.	5,500	92,004
	Modec, Inc.	5,000	72,631
	Monex Group, Inc.	42,200	101,458
	MORESCO Corp.	2,000	18,520
	Morinaga Milk Industry Co., Ltd.	6,700	323,025
	Moriroku Holdings Co., Ltd.	900	15,695
	Morita Holdings Corp.	1,600	29,250
	Morito Co., Ltd.	4,900	31,126
	Mory Industries, Inc.	1,800	40,742
	MRK Holdings, Inc.	10,200	12,702
	MrMax Holdings, Ltd.	8,500	62,260
	Mugen Estate Co., Ltd.	4,100	18,552
	Musashi Seimitsu Industry Co., Ltd.	9,500	99,302
	Musashino Bank, Ltd. (The)	6,700	99,337
	Nachi-Fujikoshi Corp.	3,500	138,731
	Nafco Co., Ltd.	1,700	37,380
	Nagano Bank, Ltd. (The)	2,800	37,642
	Nagano Keiki Co., Ltd.	4,200	30,916
	Nagase & Co., Ltd.	29,500	384,684
	Nakabayashi Co., Ltd.	4,000	23,447
	Nakamuraya Co., Ltd.	900	34,406
	Nakayama Steel Works, Ltd.	8,000	26,804
	Nakayamafuku Co., Ltd.	4,300	19,823
	Nanto Bank, Ltd. (The)	8,500	150,827
	Natori Co., Ltd.	1,100	20,926
	NEC Capital Solutions, Ltd.	2,600	44,174
	Neturen Co., Ltd.	10,100	46,336
	NHK Spring Co., Ltd.	49,600	299,912
	Nicca Chemical Co., Ltd.	1,600	13,913
*	Nice Corp.	1,200	14,761
	Nichiban Co., Ltd.	1,300	20,364
	Nichicon Corp.	13,400	108,496
	Nichiden Corp.	3,900	81,017
	Nichiha Corp.	4,300	125,298
	Nichi-iko Pharmaceutical Co., Ltd.	12,600	124,743
	Nichirin Co., Ltd.	2,750	36,447
	Nihon Chouzai Co., Ltd.	1,200	19,388
	Nihon Denkei Co., Ltd.	1,400	15,674
	Nihon House Holdings Co., Ltd.	13,000	29,174
	Nihon Nohyaku Co., Ltd.	9,500	43,840
	Nihon Parkerizing Co., Ltd.	13,800	136,000
	Nihon Plast Co., Ltd.	4,500	17,513
	Nihon Tokushu Toryo Co., Ltd.	3,100	27,649
	Nihon Yamamura Glass Co., Ltd.	2,700	21,718
	Nikkato Corp.	2,400	16,150
	Nikkiso Co., Ltd.	9,800	93,958
	Nikkon Holdings Co., Ltd.	12,000	229,664
	Nikon Corp.	64,900	395,524

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippo Corp.	12,700	$326,214
	Nippon Carbide Industries Co., Inc.	2,300	26,373
	Nippon Chemical Industrial Co., Ltd.	1,800	41,369
*	Nippon Chemi-Con Corp.	5,000	63,948
	Nippon Chemiphar Co., Ltd.	500	12,235
	Nippon Coke & Engineering Co., Ltd.	52,300	32,602
	Nippon Concrete Industries Co., Ltd.	17,600	53,768
*	Nippon Denko Co., Ltd.	35,700	84,099
	Nippon Densetsu Kogyo Co., Ltd.	9,100	176,325
	Nippon Dry-Chemical Co., Ltd.	1,400	18,630
	Nippon Electric Glass Co., Ltd.	23,200	456,297
	Nippon Filcon Co., Ltd.	3,100	15,287
	Nippon Flour Mills Co., Ltd.	11,700	187,666
	Nippon Kayaku Co., Ltd.	19,100	164,369
	Nippon Kodoshi Corp.	800	13,536
	Nippon Koei Co., Ltd.	3,200	84,361
	Nippon Light Metal Holdings Co., Ltd.	18,000	284,299
	Nippon Paper Industries Co., Ltd.	29,800	336,523
	Nippon Pillar Packing Co., Ltd.	4,100	55,884
	Nippon Piston Ring Co., Ltd.	2,200	20,281
	Nippon Road Co., Ltd. (The)	1,500	108,961
	Nippon Seisen Co., Ltd.	1,200	36,407
*	Nippon Sharyo, Ltd.	500	11,418
*	Nippon Sheet Glass Co., Ltd.	26,700	92,829
	Nippon Signal Co., Ltd.	12,000	104,507
	Nippon Soda Co., Ltd.	6,600	173,202
	Nippon Steel Trading Corp.	4,400	125,416
	Nippon Suisan Kaisha, Ltd.	50,900	196,077
	Nippon Thompson Co., Ltd.	17,000	56,653
	Nippon Yakin Kogyo Co., Ltd.	4,400	63,338
	Nippon Yusen K.K.	43,400	801,058
	Nishimatsu Construction Co., Ltd.	15,600	303,031
	Nishimoto Co., Ltd.	400	7,156
	Nishi-Nippon Financial Holdings, Inc.	35,900	243,198
	Nishio Rent All Co., Ltd.	4,800	93,159
	Nissan Shatai Co., Ltd.	1,700	14,354
	Nissan Tokyo Sales Holdings Co., Ltd.	4,700	11,296
	Nissei Plastic Industrial Co., Ltd.	3,700	29,886
	Nissha Co., Ltd.	8,000	94,191
	Nisshin Oillio Group, Ltd. (The)	6,500	186,842
	Nisshinbo Holdings, Inc.	45,204	301,288
	Nissin Corp.	4,100	57,396
	Nissin Electric Co., Ltd.	8,100	81,089
	Nitta Gelatin, Inc.	3,800	24,693
	Nitto Fuji Flour Milling Co., Ltd.	400	25,195
	Nitto Kogyo Corp.	6,600	121,921
	Nitto Seiko Co., Ltd.	8,700	37,749
	Nittoc Construction Co., Ltd.	2,000	15,243
	Noda Corp.	1,700	11,317
	NOK Corp.	24,800	282,820
	Nomura Real Estate Holdings, Inc.	28,500	497,793
	Noritake Co., Ltd.	3,000	88,251
	Noritsu Koki Co., Ltd.	6,100	112,908
	Noritz Corp.	9,000	131,236
	North Pacific Bank, Ltd.	76,400	161,672
	Nozawa Corp.	1,400	8,870
	NS United Kaiun Kaisha, Ltd.	2,900	39,348
*	NTN Corp.	104,500	193,815
	Ogaki Kyoritsu Bank, Ltd. (The)	9,800	218,621

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Ohara, Inc.	2,000	$23,686
	Ohmoto Gumi Co., Ltd.	200	8,359
	OIE Sangyo Co., Ltd.	200	2,684
	Oiles Corp.	5,800	80,999
	Oita Bank, Ltd. (The)	4,300	99,305
	Okabe Co., Ltd.	10,500	79,448
	Okada Aiyon Corp.	1,100	10,332
	Okamoto Industries, Inc.	400	16,466
	Okamoto Machine Tool Works, Ltd.	800	17,314
	Okamura Corp.	11,100	84,771
	Okasan Securities Group, Inc.	40,200	131,367
	Oki Electric Industry Co., Ltd.	16,500	153,183
	OKUMA Corp.	6,000	291,227
	Okura Industrial Co., Ltd.	1,800	29,920
	Okuwa Co., Ltd.	6,100	81,715
	Olympic Group Corp.	2,600	24,444
	Onoken Co., Ltd.	5,000	55,669
	Onward Holdings Co., Ltd.	27,200	53,263
	OPT Holding, Inc.	900	11,152
	Orient Corp.	99,700	110,637
	Origin Co., Ltd.	1,300	16,965
	Osaka Soda Co., Ltd.	3,100	73,846
	OSAKA Titanium Technologies Co., Ltd.	5,100	37,592
	Osaki Electric Co., Ltd.	12,400	74,806
	OSG Corp.	7,900	118,350
	OSJB Holdings Corp.	12,500	28,644
	OUG Holdings, Inc.	600	16,347
	Pacific Industrial Co., Ltd.	12,200	122,521
	Pack Corp. (The)	900	25,290
	PAL GROUP Holdings Co., Ltd.	1,900	22,104
	Paltek Corp.	2,400	12,063
	Paramount Bed Holdings Co., Ltd.	600	23,117
	Parker Corp.	1,800	7,435
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	15,696
	Penta-Ocean Construction Co., Ltd.	63,500	402,665
	Press Kogyo Co., Ltd.	29,000	77,175
	Pressance Corp.	8,900	121,416
	PS Mitsubishi Construction Co., Ltd.	8,400	45,344
	Punch Industry Co., Ltd.	4,100	17,224
	Qol Holdings Co., Ltd.	1,000	10,906
	Raiznext Corp.	8,600	99,665
	Rasa Corp.	1,900	16,090
	Rasa Industries, Ltd.	1,600	30,277
	Raysum Co., Ltd.	4,400	39,924
	Rengo Co., Ltd.	31,200	240,051
	Resorttrust, Inc.	17,600	247,873
	Restar Holdings Corp.	2,400	51,410
	Retail Partners Co., Ltd.	7,200	96,861
	Riberesute Corp.	2,000	14,602
	Ricoh Leasing Co., Ltd.	4,200	112,629
*	Right On Co., Ltd.	6,100	36,015
	Riken Corp.	2,600	61,835
	Riken Keiki Co., Ltd.	2,600	67,228
	Riken Technos Corp.	11,500	43,867
	Riso Kagaku Corp.	1,500	18,010
	Rix Corp.	600	9,137
	Roland DG Corp.	3,200	39,367
	Round One Corp.	7,100	55,765
	Ryobi, Ltd.	7,300	78,908

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ryoden Corp.	4,800	$70,460
	Ryosan Co., Ltd.	3,100	57,349
	S Foods, Inc.	3,000	99,917
	S LINE Co., Ltd.	1,800	16,624
	Sac’s Bar Holdings, Inc.	2,500	12,969
	Sakai Chemical Industry Co., Ltd.	4,000	74,040
	Sakai Heavy Industries, Ltd.	700	15,965
	Sakata INX Corp.	11,400	118,759
	Sala Corp.	16,900	94,725
	SAMTY Co., Ltd.	6,200	98,225
	San Holdings, Inc.	2,200	24,337
	San ju San Financial Group, Inc.	4,330	54,105
	San-A Co., Ltd.	600	24,990
	San-Ai Oil Co., Ltd.	16,300	164,346
	Sanei Architecture Planning Co., Ltd.	3,100	51,089
	Sangetsu Corp.	7,100	102,323
	San-In Godo Bank, Ltd. (The)	41,300	207,857
	Sanken Electric Co., Ltd.	2,500	80,036
	Sanki Engineering Co., Ltd.	9,900	107,332
	Sanko Gosei, Ltd.	2,000	5,191
	Sanko Metal Industrial Co., Ltd.	1,000	23,988
	Sankyo Co., Ltd.	4,600	117,241
	Sankyo Tateyama, Inc.	7,700	68,369
	Sanoh Industrial Co., Ltd.	7,100	41,122
	Sansei Landic Co., Ltd.	1,300	9,004
	Sansei Technologies, Inc.	800	4,544
	Sansha Electric Manufacturing Co., Ltd.	4,900	28,116
	Sanshin Electronics Co., Ltd.	1,700	32,879
	Sanyo Chemical Industries, Ltd.	3,500	148,322
	Sanyo Denki Co., Ltd.	2,300	101,395
*	Sanyo Special Steel Co., Ltd.	4,600	45,103
	Sanyo Trading Co., Ltd.	4,600	42,341
	Sapporo Holdings, Ltd.	11,900	194,314
	Sato Shoji Corp.	5,000	44,195
	Satori Electric Co., Ltd.	4,200	30,842
	Sawada Holdings Co., Ltd.	6,000	52,514
	Sawai Pharmaceutical Co., Ltd.	2,400	115,679
*	Saxa Holdings, Inc.	1,300	17,252
	Scroll Corp.	8,200	63,063
	SEC Carbon, Ltd.	600	32,304
	Secom Joshinetsu Co., Ltd.	945	30,782
	Seibu Holdings, Inc.	29,600	295,938
	Seika Corp.	2,600	31,225
	Seikitokyu Kogyo Co., Ltd.	8,500	63,117
	Seiko Epson Corp.	26,900	312,408
	Seiko Holdings Corp.	7,000	88,171
	Seiko PMC Corp.	2,300	14,421
	Seino Holdings Co., Ltd.	40,000	516,894
	Seiren Co., Ltd.	5,500	87,164
	Sekisui Kasei Co., Ltd.	8,100	43,226
	Senko Group Holdings Co., Ltd.	29,600	264,714
	Senshu Electric Co., Ltd.	2,300	63,801
	Senshu Ikeda Holdings, Inc.	62,500	95,504
	Shibaura Electronics Co., Ltd.	1,600	35,369
	Shibaura Machine Co., Ltd.	6,300	125,729
	Shibaura Mechatronics Corp.	900	25,969
	Shibusawa Warehouse Co., Ltd. (The)	3,100	59,048
	Shiga Bank, Ltd. (The)	11,600	250,512
	Shikibo, Ltd.	2,500	22,112

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shikoku Bank, Ltd. (The)	9,600	$65,637
	Shima Seiki Manufacturing, Ltd.	5,100	75,757
	Shimachu Co., Ltd.	8,600	454,571
	Shimizu Bank, Ltd. (The)	2,700	42,880
	Shimojima Co., Ltd.	2,900	37,049
	Shinagawa Refractories Co., Ltd.	1,700	35,349
	Shindengen Electric Manufacturing Co., Ltd.	2,400	45,738
	Shin-Etsu Polymer Co., Ltd.	11,300	100,612
	Shinko Shoji Co., Ltd.	8,100	66,954
	Shinmaywa Industries, Ltd.	6,000	46,570
	Shinoken Group Co., Ltd.	5,100	50,611
	Shinsei Bank, Ltd.	41,700	501,715
	Shinsho Corp.	1,500	25,500
	Shinwa Co., Ltd.	1,300	23,456
	Shizuki Electric Co., Inc.	3,000	12,991
	Shizuoka Bank, Ltd. (The)	77,300	519,900
	Shizuoka Gas Co., Ltd.	12,800	112,565
	Shofu, Inc.	1,900	27,125
	Showa Denko K.K.	29,300	498,208
	Sigma Koki Co., Ltd.	900	10,123
	Siix Corp.	7,900	93,614
	Sinanen Holdings Co., Ltd.	2,300	66,674
	Sinfonia Technology Co., Ltd.	5,800	63,114
	Sinko Industries, Ltd.	3,700	51,899
*	SK-Electronics Co., Ltd.	2,400	25,596
	SKY Perfect JSAT Holdings, Inc.	34,300	146,426
	SMK Corp.	1,500	38,213
	Soda Nikka Co., Ltd.	6,400	32,683
	Sodick Co., Ltd.	13,600	100,932
	Sojitz Corp.	284,400	625,802
	Soken Chemical & Engineering Co., Ltd.	1,600	21,616
	Space Co., Ltd.	2,320	17,152
	Space Value Holdings Co., Ltd.	7,300	39,399
	SPK Corp.	1,200	14,022
	St Marc Holdings Co., Ltd.	2,500	35,633
	Starts Corp., Inc.	3,300	76,758
	Starzen Co., Ltd.	1,900	70,718
	Sugimoto & Co., Ltd.	2,800	54,683
	Sumida Corp.	7,600	59,648
	Suminoe Textile Co., Ltd.	1,700	31,938
	Sumitomo Bakelite Co., Ltd.	3,200	90,569
	Sumitomo Densetsu Co., Ltd.	4,000	95,268
	Sumitomo Forestry Co., Ltd.	31,100	489,905
	Sumitomo Heavy Industries, Ltd.	25,300	542,262
	Sumitomo Mitsui Construction Co., Ltd.	25,500	98,415
	Sumitomo Osaka Cement Co., Ltd.	6,100	185,523
*	Sumitomo Precision Products Co., Ltd.	600	11,069
	Sumitomo Riko Co., Ltd.	12,000	61,212
	Sumitomo Rubber Industries, Ltd.	49,154	432,373
	Sumitomo Seika Chemicals Co., Ltd.	2,600	82,767
	Sun Frontier Fudousan Co., Ltd.	8,200	65,913
	Suncall Corp.	7,300	29,103
	Sun-Wa Technos Corp.	2,500	20,518
	Suruga Bank, Ltd.	38,200	124,751
	Suzuki Co., Ltd.	3,000	19,486
	SWCC Showa Holdings Co., Ltd.	6,200	69,011
	T Hasegawa Co., Ltd.	7,700	150,058
	T RAD Co., Ltd.	1,700	20,274
	T&K Toka Co., Ltd.	6,700	52,263

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tachibana Eletech Co., Ltd.	4,500	$73,691
	Tachikawa Corp.	2,800	32,683
	Tachi-S Co., Ltd.	8,500	85,881
	Tadano, Ltd.	27,900	213,535
	Taihei Dengyo Kaisha, Ltd.	4,000	86,424
	Taiheiyo Cement Corp.	28,100	659,565
	Taiheiyo Kouhatsu, Inc.	1,500	9,077
	Taiho Kogyo Co., Ltd.	6,200	31,357
	Taikisha, Ltd.	6,000	156,256
	Taiko Bank, Ltd. (The)	2,400	29,716
	Taisei Lamick Co., Ltd.	1,100	28,142
	Takamatsu Construction Group Co., Ltd.	4,100	84,086
	Takamatsu Machinery Co., Ltd.	2,400	14,667
	Takaoka Toko Co., Ltd.	3,700	35,779
	Takara Leben Co., Ltd.	18,900	52,759
	Takara Standard Co., Ltd.	10,400	136,394
	Takasago International Corp.	4,100	80,264
	Takasago Thermal Engineering Co., Ltd.	5,100	67,613
	Takashima & Co., Ltd.	700	11,584
	Takashimaya Co., Ltd.	42,400	316,941
	Take And Give Needs Co., Ltd.	2,900	14,231
	TAKEBISHI Corp.	2,800	37,304
	Takeei Corp.	6,700	65,311
	Takeuchi Manufacturing Co., Ltd.	5,500	119,861
	Takihyo Co., Ltd.	1,600	26,328
	Takisawa Machine Tool Co., Ltd.	1,800	16,654
	Tamron Co., Ltd.	4,200	62,689
	Tamura Corp.	19,400	92,092
	Tatsuta Electric Wire and Cable Co., Ltd.	11,500	61,993
	Tayca Corp.	4,400	58,638
	Tbk Co., Ltd.	9,300	37,251
	TECHNO ASSOCIE Co., Ltd.	1,200	11,439
	Teijin, Ltd.	44,800	686,244
	Tekken Corp.	3,900	72,899
	Toa Corp.	6,000	47,363
	Toa Corp.	4,300	76,769
	Toa Oil Co., Ltd.	2,000	34,220
	TOA ROAD Corp.	1,700	58,381
	Tobishima Corp.	5,740	58,314
	Tochigi Bank, Ltd. (The)	31,600	54,692
	Toda Corp.	4,300	24,563
*	Toda Kogyo Corp.	1,200	21,360
	Toei Co., Ltd.	300	44,267
	Toenec Corp.	2,600	84,635
	Toho Acetylene Co., Ltd.	1,200	13,866
	Toho Bank, Ltd. (The)	50,500	109,931
	Toho Chemical Industry Co., Ltd.	3,000	12,806
	Toho Co., Ltd.	2,100	36,057
	Toho Holdings Co., Ltd.	10,200	188,634
	Toho Titanium Co., Ltd.	4,300	25,770
*	Toho Zinc Co., Ltd.	3,500	68,605
	Tohoku Bank, Ltd. (The)	2,800	27,623
	Tokai Carbon Co., Ltd.	21,000	238,374
	Tokai Lease Co., Ltd.	800	10,720
	Tokai Rika Co., Ltd.	17,000	266,405
	Tokai Tokyo Financial Holdings, Inc.	50,500	130,023
	Tokushu Tokai Paper Co., Ltd.	2,500	104,410
	Tokuyama Corp.	5,300	118,119
	Tokyo Dome Corp.	20,300	162,369

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Keiki, Inc.	3,800	$31,457
	Tokyo Kiraboshi Financial Group, Inc.	7,500	81,805
	Tokyo Rakutenchi Co., Ltd.	900	37,418
*	Tokyo Rope Manufacturing Co., Ltd.	4,200	19,124
	Tokyo Sangyo Co., Ltd.	4,000	19,837
	Tokyo Steel Manufacturing Co., Ltd.	14,400	91,638
	Tokyo Tatemono Co., Ltd.	34,000	391,041
	Tokyo Tekko Co., Ltd.	3,100	56,787
	Tokyo Theatres Co., Inc.	3,000	35,091
	Tokyu Construction Co., Ltd.	14,500	63,809
	Tokyu Fudosan Holdings Corp.	118,800	519,134
	Tokyu Recreation Co., Ltd.	600	28,284
	Toli Corp.	12,400	29,005
	Tomato Bank, Ltd.	3,100	29,607
	Tomen Devices Corp.	800	27,326
	Tomoe Corp.	6,700	22,170
	Tomoe Engineering Co., Ltd.	2,300	42,809
*	Tomoegawa Co., Ltd.	1,400	12,236
	Tomoku Co., Ltd.	3,200	50,480
	TOMONY Holdings, Inc.	44,100	132,930
	Tonami Holdings Co., Ltd.	1,600	85,874
	Topre Corp.	9,300	93,481
*	Topy Industries, Ltd.	4,300	44,966
	Torishima Pump Manufacturing Co., Ltd.	5,200	39,220
	Tosei Corp.	9,200	92,190
	Totech Corp.	600	13,257
	Tottori Bank, Ltd. (The)	3,000	31,916
	Towa Bank, Ltd. (The)	9,700	63,866
	Towa Corp.	4,800	55,506
	Towa Pharmaceutical Co., Ltd.	1,400	25,929
	Toyo Construction Co., Ltd.	22,200	84,993
	Toyo Denki Seizo K.K.	1,900	20,098
*	Toyo Engineering Corp.	4,800	14,077
	Toyo Ink SC Holdings Co., Ltd.	9,600	178,370
	Toyo Kanetsu K.K.	1,800	38,527
	Toyo Logistics Co., Ltd.	6,200	19,160
	Toyo Machinery & Metal Co., Ltd.	5,300	20,147
	Toyo Securities Co., Ltd.	18,000	19,910
	Toyo Seikan Group Holdings, Ltd.	30,600	285,878
	Toyo Tanso Co., Ltd.	4,200	70,864
	Toyo Tire Corp.	18,400	272,958
	Toyo Wharf & Warehouse Co., Ltd.	1,800	24,525
	Toyobo Co., Ltd.	24,100	321,312
	Toyoda Gosei Co., Ltd.	15,500	393,931
	Toyota Boshoku Corp.	16,000	232,413
	TPR Co., Ltd.	6,800	81,426
	TS Tech Co., Ltd.	3,700	102,411
	Tsubaki Nakashima Co., Ltd.	7,300	53,993
	Tsubakimoto Chain Co.	7,600	168,756
	Tsubakimoto Kogyo Co., Ltd.	1,000	31,906
*	Tsudakoma Corp.	800	6,577
	Tsukada Global Holdings, Inc.	5,400	12,497
	Tsukishima Kikai Co., Ltd.	7,700	91,773
	Tsukuba Bank, Ltd.	24,100	40,777
	Tsurumi Manufacturing Co., Ltd.	4,800	80,907
	Tv Tokyo Holdings Corp.	3,900	86,952
	UACJ Corp.	9,500	150,490
	Ube Industries, Ltd.	30,400	521,905
	Ueki Corp.	500	13,182

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ulvac, Inc.	8,700	$318,676
*	Uniden Holdings Corp.	2,100	39,992
	UNIMAT Retirement Community Co., Ltd.	1,300	11,905
	Union Tool Co.	1,500	44,336
	Unipres Corp.	9,300	72,040
	United Super Markets Holdings, Inc.	12,200	131,238
	UNITED, Inc.	2,700	37,112
*	Universal Entertainment Corp.	5,700	97,205
	Urbanet Corp. Co., Ltd.	7,300	17,990
	Utoc Corp.	3,300	14,826
	Valor Holdings Co., Ltd.	8,000	197,080
	Valqua, Ltd.	1,300	21,796
	Vital KSK Holdings, Inc.	12,300	110,686
	VT Holdings Co., Ltd.	16,200	56,884
	Wacoal Holdings Corp.	9,300	168,579
	Wakachiku Construction Co., Ltd.	3,700	41,146
	Wakita & Co., Ltd.	11,300	116,976
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	55,788
	Watahan & Co., Ltd.	1,400	17,587
	Wood One Co., Ltd.	1,200	13,097
	Xebio Holdings Co., Ltd.	8,300	54,202
	YAC Holdings Co., Ltd.	1,800	10,629
*	Yachiyo Industry Co., Ltd.	3,600	15,951
	Yagi & Co., Ltd.	800	10,932
	Yahagi Construction Co., Ltd.	7,300	58,692
	YAMABIKO Corp.	11,300	141,769
	Yamagata Bank, Ltd. (The)	7,400	91,371
	Yamaguchi Financial Group, Inc.	56,328	366,412
	Yamanashi Chuo Bank, Ltd. (The)	8,100	66,015
	Yamashina Corp.	27,600	17,239
	Yamatane Corp.	1,500	19,559
	Yamaya Corp.	1,800	36,304
	Yamazawa Co., Ltd.	800	13,102
	Yamazen Corp.	6,900	67,622
	Yashima Denki Co., Ltd.	4,000	34,826
	Yellow Hat, Ltd.	9,600	157,558
	Yokogawa Bridge Holdings Corp.	7,800	138,064
	Yokohama Reito Co., Ltd.	14,900	120,504
	Yokohama Rubber Co., Ltd. (The)	29,000	416,567
	Yomiuri Land Co., Ltd.	500	20,770
	Yondenko Corp.	1,000	21,520
	Yondoshi Holdings, Inc.	2,800	47,686
	Yorozu Corp.	6,400	69,119
	Yotai Refractories Co., Ltd.	5,200	38,810
	Yuasa Funashoku Co., Ltd.	500	14,357
	Yuasa Trading Co., Ltd.	4,500	128,200
	Yurtec Corp.	11,800	71,402
	Yushin Precision Equipment Co., Ltd.	4,900	32,494
	Yushiro Chemical Industry Co., Ltd.	2,100	25,961
	Zeon Corp.	13,100	159,380
	Zuiko Corp.	2,300	22,980

TOTAL JAPAN			88,352,510

MALAYSIA — (0.7%)
#	Duopharma Biotech Bhd	49,073	44,290
	Aeon Co. M Bhd	96,500	16,046
	AEON Credit Service M Bhd	9,100	19,977
	AFFIN Bank Bhd	80,542	26,531
*	AirAsia Group Bhd	205,200	27,170

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Ajinomoto Malaysia Bhd	3,900	$13,770
	Alliance Bank Malaysia Bhd	160,800	84,434
	Allianz Malaysia Bhd	10,200	32,371
	AMMB Holdings Bhd	326,900	224,341
	ATA IMS Bhd	58,100	29,212
	Batu Kawan Bhd	12,100	44,035
*	Berjaya Assets Bhd	139,400	8,885
*	Berjaya Corp. Bhd	528,042	24,125
	BIMB Holdings Bhd	78,800	59,599
*	Boustead Holdings Bhd	106,008	14,557
*	Bumi Armada Bhd	415,900	22,131
	Cahya Mata Sarawak Bhd	111,300	28,972
*	Cypark Resources Bhd	33,050	6,435
*	Dagang NeXchange Bhd	205,700	8,700
#*	Dayang Enterprise Holdings Bhd	73,040	13,229
	DRB-Hicom Bhd	155,700	71,251
	Eastern & Oriental Bhd	142,981	12,409
*	Eco World Development Group Bhd	232,300	21,257
	Ekovest BHD	194,300	21,974
#	FGV Holdings Bhd	358,300	91,483
	Gamuda Bhd	280,818	225,066
	Genting Malaysia Bhd	426,000	205,107
	George Kent Malaysia Bhd	66,200	10,680
	Hai-O Enterprise Bhd	15,700	7,528
#*	Hengyuan Refining Co. Bhd	35,300	22,385
	Hong Leong Industries Bhd	10,900	19,567
*	IGB Bhd	51,450	30,842
	IJM Corp. Bhd	555,300	179,053
	IJM Plantations Bhd	7,000	2,775
	IOI Properties Group Bhd	201,749	41,788
*	JAKS Resources Bhd	84,700	8,773
*	Jaya Tiasa Holdings Bhd	64,000	11,047
	Kerjaya Prospek Group Bhd	39,895	8,688
	Kim Loong Resources Bhd	32,700	10,558
*	KNM Group Bhd	444,200	16,093
	KPJ Healthcare Bhd	67,900	13,902
*	LBS Bina Group Bhd	122,590	10,761
	Lii Hen Industries Bhd	15,400	14,755
Ω	Lotte Chemical Titan Holding Bhd	37,200	18,636
	Magni-Tech Industries Bhd	28,266	15,749
	Magnum Bhd	144,430	69,529
	Mah Sing Group Bhd	217,100	47,616
#	Malayan Flour Mills Bhd	85,950	11,906
	Malaysia Airports Holdings Bhd	158,800	159,867
	Malaysia Building Society Bhd	242,426	28,602
	Malaysian Pacific Industries Bhd	7,700	40,835
	Malaysian Resources Corp. Bhd	373,000	33,662
	Matrix Concepts Holdings Bhd	66,750	25,554
	Mega First Corp. Bhd	32,300	54,114
	MKH Bhd	42,400	12,134
	MMC Corp. Bhd	147,400	25,595
	MNRB Holdings Bhd	102,843	21,315
*	MPHB Capital Bhd	107,000	23,477
#	Muda Holdings Bhd	36,200	14,045
*	Muhibbah Engineering M Bhd	57,500	10,099
*	Mulpha International Bhd	20,120	6,007
	Padini Holdings Bhd	22,300	11,171
#	Paramount Corp. Bhd	41,580	7,111
	Petron Malaysia Refining & Marketing Bhd	17,400	12,779

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	RGB International Bhd	107,100	$2,967
*	Sapura Energy Bhd	1,048,700	25,401
	Sarawak Oil Palms Bhd	45,385	38,425
	Scientex Bhd	21,900	62,661
	Sime Darby Bhd	347,000	201,273
	Sime Darby Property Bhd	296,000	38,454
	SP Setia Bhd Group	290,657	48,324
	Sunway Bhd	114,000	36,790
	Ta Ann Holdings Bhd	39,440	24,990
	TA Enterprise Bhd	239,700	35,487
*	TA Global Bhd	119,500	7,618
#	Taliworks Corp. Bhd	69,900	13,635
	Tan Chong Motor Holdings Bhd	37,700	9,220
	Thong Guan Industries Bhd	26,000	18,653
*	Tropicana Corp. Bhd	116,928	22,936
	TSH Resources Bhd	96,200	21,691
	UEM Edgenta Bhd	59,000	26,665
*	UEM Sunrise Bhd	347,300	30,969
	UMW Holdings Bhd	60,200	31,897
#	United Malacca Bhd	15,200	17,358
	United Plantations Bhd	3,400	11,787
	UOA Development Bhd	124,600	44,675
*	Velesto Energy Bhd	594,639	16,541
	VS Industry Bhd	145,800	82,215
*	WCT Holdings Bhd	176,484	15,538
	Yinson Holdings Bhd	38,100	41,990
*	YNH Property Bhd	52,616	35,579
*	YTL Corp. Bhd	708,434	123,698

TOTAL MALAYSIA			3,543,792

MEXICO — (0.7%)
	ALEATICA S.A.B. de C.V.	24,175	22,806
	Alfa S.A.B. de C.V., Class A	543,297	363,197
	Alpek S.A.B. de C.V.	60,179	45,365
*Ω	Banco del Bajio SA	121,511	100,765
	Cemex S.A.B. de C.V.	2,301,987	950,683
*	Cia Minera Autlan S.A.B. de C.V., Class B	33,523	15,646
*	Consorcio ARA S.A.B. de C.V.	158,657	19,148
*	Corp. Actinver S.A.B. de C.V.	15,000	6,082
	Corpovael S.A. de C.V.	10,092	2,902
*	Credito Real S.A.B. de C.V. SOFOM ER	65,673	34,057
	Cydsa S.A.B. de C.V.	1,721	1,701
	El Puerto de Liverpool S.A.B. de C.V., Class C1	13,273	35,774
*	Gentera S.A.B. de C.V.	134,521	31,709
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	138,696
	Grupo Comercial Chedraui S.A. de C.V.	87,962	111,966
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	193,096	143,105
	Grupo Herdez S.A.B. de C.V.	18,613	33,143
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	6,521
*	Grupo Industrial Saltillo S.A.B. de C.V.	27,431	25,606
	Grupo Lala S.A.B. de C.V.	30,118	18,459
	Grupo Rotoplas S.A.B. de C.V.	18,293	15,955
	Grupo Sanborns S.A.B. de C.V.	56,188	48,674
	Grupo Simec S.A.B. de C.V., Class B	17,895	53,993
*	Grupo Televisa S.A.B	157,270	200,188
*	Hoteles City Express S.A.B. de C.V.	61,700	15,708
	Industrias Bachoco S.A.B. de C.V., Class B	31,651	98,378
	Industrias CH S.A.B. de C.V., Class B	36,248	145,255
	Industrias Penoles S.A.B. de C.V.	15,986	255,336

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	La Comer S.A.B. de C.V.	88,702	$162,044
*	Minera Frisco S.A.B. de C.V., Class A1	115,113	21,708
*	Minera Frisco S.A.B. de C.V., Class A2	158,284	29,774
Ω	Nemak S.A.B. de C.V.	128,545	39,452
	Orbia Advance Corp. S.A.B. de C.V.	140,399	249,470
*	Organizacion Cultiba S.A.B. de C.V.	69,200	47,370
*	Organizacion Soriana S.A.B. de C.V., Class B	40,351	30,741
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	14,324	94,507
*	Regional S.A.B. de C.V.	21,120	57,342
*	Unifin Financiera S.A.B. de C.V.	16,613	14,411
*	Vitro S.A.B. de C.V., Class A	22,198	26,372

TOTAL MEXICO			3,714,009

NETHERLANDS — (1.7%)
	Aalberts NV	6,800	228,134
*Ω	ABN AMRO Bank NV	35,858	294,547
*	Accell Group NV	2,150	58,059
	Aegon NV	200,117	538,318
	Aegon NV	62,458	168,637
	APERAM SA	13,306	357,089
*	Arcadis NV	21,846	507,635
*	ArcelorMittal SA	11,100	150,960
	ASR Nederland NV	38,573	1,170,516
*	Boskalis Westminster	23,172	465,957
*	Brunel International NV	4,689	33,245
	ForFarmers NV	5,755	33,645
*	Fugro NV	14,386	54,901
*	Heijmans NV	6,987	59,214
*	Hunter Douglas NV	991	57,223
Ω	Intertrust NV	840	13,024
*	Kendrion NV	2,302	41,323
*	Koninklijke BAM Groep NV	74,029	91,741
	Koninklijke Vopak NV	13,369	694,338
*Ω	Lucas Bols NV	1,767	15,121
	NN Group NV	40,617	1,413,509
*	OCI NV	5,175	61,954
*	Ordina NV	26,153	70,389
	SBM Offshore NV	42,654	689,296
*Ω	Signify NV	30,082	1,067,770
*	Sligro Food Group NV	3,751	53,663
	Van Lanschot Kempen NV	2,353	47,096

TOTAL NETHERLANDS			8,437,304

NEW ZEALAND — (0.5%)
*	Abano Healthcare Group, Ltd.	4,484	12,794
*	Air New Zealand, Ltd.	129,552	121,497
	Arvida Group, Ltd.	70,904	81,963
	Chorus, Ltd.	93,723	521,172
*	Comvita, Ltd.	6,699	14,613
*	Fletcher Building, Ltd.	136,916	370,785
	Heartland Group Holdings, Ltd.	69,172	61,267
*	Kathmandu Holdings, Ltd.	89,321	68,848
*	Metlifecare, Ltd.	35,960	142,660
	NEW Zealand King Salmon Investments, Ltd.	7,515	8,296
*	New Zealand Refining Co., Ltd. (The)	37,173	13,779
*	NZME, Ltd.	28,793	11,359
	Oceania Healthcare, Ltd.	58,027	51,708
	PGG Wrightson, Ltd.	2,747	5,361

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Sanford, Ltd.	10,820	$39,704
	Scales Corp., Ltd.	15,450	51,766
	Skellerup Holdings, Ltd.	27,001	54,972
*	SKY Network Television, Ltd.	264,812	26,057
	SKYCITY Entertainment Group, Ltd.	136,942	253,388
	Steel & Tube Holdings, Ltd.	30,627	12,335
	Summerset Group Holdings, Ltd.	44,530	305,990
*	Tourism Holdings, Ltd.	19,890	29,426
*	TOWER, Ltd.	65,261	24,581
	Turners Automotive Group, Ltd.	14,592	25,377
	Warehouse Group, Ltd. (The)	13,394	21,142
	Z Energy, Ltd.	47,379	88,540

TOTAL NEW ZEALAND			2,419,380

NORWAY — (0.6%)
*	Akastor ASA	22,420	16,185
*	Aker Carbon Capture A/S	28,653	21,130
*	Aker Offshore Wind Holding A/S, Class A	28,653	10,541
*	Aker Solutions ASA	38,204	37,382
	American Shipping Co. ASA	8,329	24,246
	Austevoll Seafood ASA	18,044	122,907
Ω	Avance Gas Holding, Ltd.	7,335	20,945
*	Axactor SE	24,958	19,108
*	B2Holding ASA	51,404	33,497
	Bonheur ASA	5,585	118,155
*	BW Energy, Ltd.	5,866	9,092
Ω	BW LPG, Ltd.	25,720	112,603
	BW Offshore, Ltd.	28,748	69,181
	DNO ASA	130,938	54,454
	FLEX LNG, Ltd.	5,388	34,683
	Frontline, Ltd.	19,067	105,818
	Golden Ocean Group, Ltd.	5,423	17,631
*	Kongsberg Automotive ASA	610,235	11,724
*	Kvaerner ASA	31,342	24,413
*	Norwegian Finans Holding ASA	23,696	170,757
	Ocean Yield ASA	13,737	30,545
*	Odfjell Drilling, Ltd.	25,170	26,518
*	Odfjell SE, Class A	8,358	18,398
*	Otello Corp. ASA	32,773	66,189
*	PGS ASA	70,106	17,434
*Ω	Sbanken ASA	20,792	132,582
*	SpareBank 1 SR-Bank ASA	36,870	294,037
	Stolt-Nielsen, Ltd.	4,606	42,594
*	Storebrand ASA	105,776	558,217
*	Subsea 7 SA	58,964	391,606
	TGS NOPEC Geophysical Co. ASA	19,279	177,856
*	Wallenius Wilhelmsen ASA	9,122	17,406
*Ω	XXL ASA	28,771	65,758

TOTAL NORWAY			2,873,592

PHILIPPINES — (0.2%)
*	Alliance Global Group, Inc.	697,900	114,356
	Belle Corp.	514,000	14,859
*	Cebu Air, Inc.	41,100	32,951
*Ω	CEMEX Holdings Philippines, Inc.	615,323	20,078
	China Banking Corp.	156,400	70,605
	Cosco Capital, Inc.	415,800	43,990
	DMCI Holdings, Inc.	440,600	39,908

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	East West Banking Corp.	126,750	$24,975
	EEI Corp.	85,300	12,652
	Filinvest Land, Inc.	2,215,000	44,356
	First Philippine Holdings Corp.	35,390	45,913
*	Global Ferronickel Holdings, Inc.	214,652	5,837
	GT Capital Holdings, Inc.	6,375	56,576
*	Integrated Micro-Electronics, Inc.	64,100	8,525
	Lopez Holdings Corp.	459,100	24,358
	LT Group, Inc.	166,200	39,615
*	Megaworld Corp.	1,811,000	113,296
	Metropolitan Bank & Trust Co.	127,000	106,750
	Nickel Asia Corp.	201,000	15,618
	Petron Corp.	450,100	28,540
	Philex Mining Corp.	153,000	17,124
*	Philippine National Bank	69,743	39,187
	Phoenix Petroleum Philippines, Inc.	68,700	18,480
*	Pilipinas Shell Petroleum Corp.	36,100	12,298
	RFM Corp.	131,000	12,718
	Rizal Commercial Banking Corp.	55,220	19,474
	Robinsons Land Corp.	311,531	96,476
	Security Bank Corp.	24,060	47,807
	Semirara Mining & Power Corp.	50,900	11,132
*	Top Frontier Investment Holdings, Inc.	3,550	9,231
	Union Bank of the Philippines	42,760	48,906
	Vista Land & Lifescapes, Inc.	767,200	53,358

TOTAL PHILIPPINES			1,249,949

POLAND — (0.2%)
*	AB SA	754	5,070
*	Agora SA	7,238	8,127
*	Alior Bank SA	11,565	33,186
	Amica SA	1,012	35,835
	Asseco Poland SA	3,557	57,649
*	Bank Handlowy w Warszawie SA	2,186	15,272
*	Bank Millennium SA	85,287	46,646
*	Bank Ochrony Srodowiska SA	6,254	7,306
*	Bioton SA	7,143	7,444
*	Boryszew SA	12,442	8,360
*	Ciech SA	4,173	27,432
*	Develia SA	100,947	40,840
	Echo Investment SA	11,123	10,558
*	Enea SA	48,019	54,918
*	Fabryki Mebli Forte SA	2,722	24,640
*	Famur SA	22,901	7,901
*	Grupa Azoty SA	6,879	35,690
	Grupa Lotos SA	5,238	36,942
*	Jastrzebska Spolka Weglowa SA	6,760	26,037
	Kernel Holding SA	11,673	113,695
*	mBank SA	556	16,260
*	Netia SA	26,226	29,761
*	PGE Polska Grupa Energetyczna SA	125,570	143,268
*	PKP Cargo SA	8,830	20,369
*	Tauron Polska Energia SA	263,439	115,784
*	VRG SA	30,608	15,484

TOTAL POLAND			944,474

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (0.2%)
	Altri SGPS SA	20,536	$79,389
*	Banco Comercial Portugues SA, Class R	1,280,419	112,598
	EDP Renovaveis SA	9,604	182,579
	Navigator Co. SA (The)	46,281	101,971
	NOS SGPS SA	72,094	247,770
	Semapa-Sociedade de Investimento e Gestao	7,977	59,952
	Sonae SGPS SA	264,042	155,634

TOTAL PORTUGAL			939,893

QATAR — (0.2%)
	Commercial Bank PSQC (The)	9,564	11,209
	Aamal Co.	218,619	47,886
	Al Khaleej Takaful Group QSC	19,900	10,373
	Al Khalij Commercial Bank PQSC	30,125	14,907
	Barwa Real Estate Co.	170,037	155,738
*	Doha Bank QPSC	130,368	87,071
	Doha Insurance Co. QSC	39,140	12,410
*	Gulf International Services QSC	67,961	28,748
*	Mazaya Qatar Real Estate Development QSC	439,951	120,974
	Ooredoo QPSC	6,290	11,415
	Qatar Industrial Manufacturing Co. QSC	13,405	11,205
	Qatar Insurance Co. SAQ	121,596	76,471
	Qatar National Cement Co. QSC	10,908	11,555
*	Salam International Investment, Ltd. QSC	258,928	39,608
	United Development Co. QSC	333,291	135,263

TOTAL QATAR			774,833

RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	24,217	39,110
	Globaltrans Investment P.L.C., GDR	12,707	71,922
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	137,566
*	Mail.Ru Group, Ltd., GDR	671	17,573
*	Mail.Ru Group, Ltd., GDR	12,264	321,930
	O’Key Group SA, GDR	7,059	6,212
	QIWI P.L.C., Sponsored ADR	5,700	83,163
	Ros Agro P.L.C., GDR	370	3,395
	Ros Agro P.L.C., GDR	13,265	121,773
	RusHydro PJSC, ADR	154,685	132,302
	VTB Bank PJSC, GDR	51,288	39,825

TOTAL RUSSIA			974,771

SAUDI ARABIA — (0.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	5,500	18,753
*	Al Alamiya for Cooperative Insurance Co.	138	735
	Al Babtain Power & Telecommunication Co.	4,511	30,789
	Al Etihad Cooperative Insurance	2,027	9,790
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,979	30,994
	Al Jouf Agricultural Development Co.	3,338	29,543
*	Al Jouf Cement Co.	17,106	47,517
	Al Khaleej Training and Education Co.	3,243	16,002
*	Al Yamamah Steel Industries Co.	7,129	40,871
*	AlAbdullatif Industrial Investment Co.	9,672	35,007
*	AlJazira Takaful Ta’awuni Co.	8,258	42,933
	Arabian Cement Co.	5,348	43,851
	Arabian Pipes Co.	10,737	39,724
*	Arabian Shield Cooperative Insurance Co.	6,535	31,283
	Arriyadh Development Co.	5,777	25,863
*	Aseer Trading Tourism & Manufacturing Co.	6,616	21,237
*	Astra Industrial Group	4,544	26,563

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Bank AlBilad	11,029	$68,289
	Bank Al-Jazira	34,729	120,271
*	Bawan Co.	5,600	30,314
*	City Cement Co.	8,558	45,662
*	Dar Al Arkan Real Estate Development Co.	43,668	92,804
	Dur Hospitality Co.	8,909	61,039
	Eastern Province Cement Co.	2,799	25,873
*	Emaar Economic City	16,055	38,069
*	Etihad Etisalat Co.	42,961	319,685
*	Fawaz Abdulaziz Al Hokair & Co.	36,671	182,399
*	Fitaihi Holding Group	8,177	33,160
*	Hail Cement Co.	26,274	101,553
*	Jazan Energy and Development Co.	2,144	8,004
*	Methanol Chemicals Co.	13,893	35,363
*	Middle East Healthcare Co.	1,173	10,510
*	Middle East Paper Co.	2,519	10,768
*	Mobile Telecommunications Co. Saudi Arabia	52,792	173,210
	Najran Cement Co.	25,786	107,912
*	Nama Chemicals Co.	9,019	64,320
*	National Co., for Glass Manufacturing (The)	2,577	16,211
*	National Industrialization Co.	33,213	100,082
	National Medical Care Co.	1,080	15,007
	Northern Region Cement Co.	21,521	63,804
*	Red Sea International Co.	2,825	13,208
	Sahara International Petrochemical Co.	35,681	138,616
*	Saudi Ceramic Co.	8,656	89,441
*	Saudi Chemical Co., Holding	10,917	90,203
	Saudi Industrial Services Co.	7,212	54,580
*	Saudi Investment Bank (The)	5,577	23,930
*	Saudi Kayan Petrochemical Co.	87,049	220,161
*	Saudi Printing & Packaging Co.	2,635	14,983
*	Saudi Public Transport Co.	1,174	4,689
*	Saudi Re for Cooperative Reinsurance Co.	12,802	36,136
*	Seera Group Holding	77,203	343,625
*	Tabuk Cement Co.	24,153	93,295
*	Takween Advanced Industries Co.	12,625	36,907
	Umm Al-Qura Cement Co.	4,244	28,463
	United Wire Factories Co.	7,007	55,930
	Yamama Cement Co.	3,061	20,413
	Yanbu Cement Co.	22,422	197,602
*	Zamil Industrial Investment Co.	14,756	80,415

TOTAL SAUDI ARABIA			3,758,361

SINGAPORE — (0.5%)
	Accordia Golf Trust	159,100	1,669
	Avarga, Ltd.	100,900	17,435
*	Banyan Tree Holdings, Ltd.	47,800	8,401
	Bukit Sembawang Estates, Ltd.	31,700	82,824
	China Aviation Oil Singapore Corp., Ltd.	47,300	31,856
	China Sunsine Chemical Holdings, Ltd.	62,400	18,050
	Chip Eng Seng Corp., Ltd.	116,100	36,576
*	COSCO Shipping International Singapore Co., Ltd.	157,000	21,057
	CSE Global, Ltd.	65,300	20,891
	Del Monte Pacific, Ltd.	61,200	5,605
*	Ezion Holdings, Ltd.	1,083,800	6,427
#*	Ezra Holdings, Ltd.	468,200	706
	Far East Orchard, Ltd.	37,800	27,123
	Food Empire Holdings, Ltd.	39,100	16,630
	Frasers Property, Ltd.	71,200	56,808

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Frencken Group, Ltd.	49,100	$34,014
	GL, Ltd.	83,800	30,089
	Golden Agri-Resources, Ltd.	1,092,500	112,942
	GuocoLand, Ltd.	86,300	92,373
*	Halcyon Agri Corp., Ltd.	98,900	17,755
	Ho Bee Land, Ltd.	50,700	86,428
	Hong Fok Corp., Ltd.	59,290	27,781
	Hong Leong Asia, Ltd.	61,800	21,322
	Hong Leong Finance, Ltd.	31,300	51,575
	Hotel Grand Central, Ltd.	34,566	23,432
	Hutchison Port Holdings Trust	977,400	141,836
*	Hyflux, Ltd.	124,600	1,635
*	Indofood Agri Resources, Ltd.	57,000	11,879
	Japfa, Ltd.	69,300	32,738
	Lian Beng Group, Ltd.	88,700	25,602
*	Midas Holdings, Ltd.	343,400	9,050
*	mm2 Asia, Ltd.	64,800	8,223
	Olam International, Ltd.	65,600	61,541
	OUE, Ltd.	79,600	65,264
	Oxley Holdings, Ltd.	214,363	32,981
	QAF, Ltd.	53,800	34,302
*	Raffles Education Corp., Ltd.	137,540	13,065
	Sembcorp Industries, Ltd.	216,500	250,589
*	Sembcorp Marine, Ltd.	1,276,031	112,196
	SIA Engineering Co., Ltd.	49,800	59,445
	SIIC Environment Holdings, Ltd.	199,500	26,430
	Sinarmas Land, Ltd.	163,500	19,844
	Sing Holdings, Ltd.	63,000	16,849
	Stamford Land Corp., Ltd.	74,600	16,136
	Sunningdale Tech, Ltd.	47,360	53,850
*	Swiber Holdings, Ltd.	92,600	1,383
	Tai Sin Electric, Ltd.	34,116	7,496
	Tuan Sing Holdings, Ltd.	142,128	30,207
	United Industrial Corp., Ltd.	30,700	49,014
	UOB-Kay Hian Holdings, Ltd.	39,029	37,765
	UOL Group, Ltd.	68,200	310,869
	Wee Hur Holdings, Ltd.	60,800	8,767
	Wing Tai Holdings, Ltd.	96,300	126,210

TOTAL SINGAPORE			2,414,935

SOUTH AFRICA — (1.0%)
	Absa Group, Ltd.	82,523	443,601
	Adcock Ingram Holdings, Ltd.	7,118	17,701
	Advtech, Ltd.	87,594	43,753
	AECI, Ltd.	21,022	98,540
	African Oxygen, Ltd.	30,667	45,383
	African Rainbow Minerals, Ltd.	18,409	258,935
	Alexander Forbes Group Holdings, Ltd.	136,065	28,222
	Allied Electronics Corp., Ltd., Class A	34,495	56,673
	Alviva Holdings, Ltd.	32,995	14,053
*	Aspen Pharmacare Holdings, Ltd.	23,619	153,807
	Astral Foods, Ltd.	6,825	48,401
	Barloworld, Ltd.	34,363	120,733
	Bidvest Group, Ltd. (The)	13,490	110,928
*	Capitec Bank Holdings, Ltd.	335	23,544
	Cashbuild, Ltd.	1,984	26,844
*	DataTec, Ltd.	78,071	105,874
	Distell Group Holdings, Ltd.	9,315	46,589
	Exxaro Resources, Ltd.	31,666	213,622

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Foschini Group, Ltd. (The)	35,014	$186,456
*	Grindrod Shipping Holdings, Ltd.	2,680	9,918
	Grindrod, Ltd.	107,193	24,721
*	Harmony Gold Mining Co., Ltd.	17,587	87,587
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	31,055	152,480
	Hudaco Industries, Ltd.	3,075	14,945
	Impala Platinum Holdings, Ltd.	33,041	294,075
	Imperial Logistics, Ltd.	21,941	46,529
	Investec, Ltd.	5,781	10,644
*	KAP Industrial Holdings, Ltd.	283,595	40,379
	Lewis Group, Ltd.	12,017	11,754
	Liberty Holdings, Ltd.	13,618	45,068
	Libstar Holdings, Ltd.	33,738	12,213
	Life Healthcare Group Holdings, Ltd.	184,250	184,227
*	Long4Life, Ltd.	66,890	11,096
*	Massmart Holdings, Ltd.	6,195	12,582
	Merafe Resources, Ltd.	340,993	9,686
*	Metair Investments, Ltd.	45,761	46,394
	Momentum Metropolitan Holdings	185,757	148,609
	Motus Holdings, Ltd.	17,547	45,174
	Mpact, Ltd.	39,733	25,320
*	Murray & Roberts Holdings, Ltd.	91,852	45,950
	Nedbank Group, Ltd.	42,456	251,153
*	Ninety One, Ltd.	2,890	7,608
	Oceana Group, Ltd.	12,267	44,833
	Old Mutual, Ltd.	590,707	342,659
*	Omnia Holdings, Ltd.	31,449	73,635
Ω	Pepkor Holdings, Ltd.	104,016	76,519
*	PPC, Ltd.	351,187	11,502
	PSG Group, Ltd.	3,748	12,113
	Raubex Group, Ltd.	28,364	34,852
	RCL Foods, Ltd.	33,526	15,204
	Reunert, Ltd.	28,836	59,472
	RFG Holdings, Ltd.	21,827	17,008
*	Royal Bafokeng Platinum, Ltd.	20,360	73,418
*	Sappi, Ltd.	76,269	108,825
*	Sasol, Ltd.	65,323	341,131
*	Sun International, Ltd.	19,245	15,980
*	Super Group, Ltd.	70,504	79,062
	Telkom SA SOC, Ltd.	42,940	67,567
	Tiger Brands, Ltd.	11,310	140,290
	Truworths International, Ltd.	39,552	76,297
	Wilson Bayly Holmes-Ovcon, Ltd.	9,367	48,868

TOTAL SOUTH AFRICA			5,221,006

SOUTH KOREA — (4.9%)
*	Able C&C Co., Ltd.	2,508	16,194
*	Abpro Bio Co., Ltd.	23,890	17,178
	Aekyung Petrochemical Co., Ltd.	3,458	22,134
*	Agabang&Company	4,211	9,480
	Ahn-Gook Pharmaceutical Co., Ltd.	1,627	17,653
	AK Holdings, Inc.	1,058	16,049
*	ALUKO Co., Ltd.	7,684	29,528
*	Amotech Co., Ltd.	1,746	46,627
	Asia Cement Co., Ltd.	480	23,566
	ASIA Holdings Co., Ltd.	317	22,063
	Asia Paper Manufacturing Co., Ltd.	1,356	36,995
	Atec Co., Ltd.	2,495	65,870
	Aurora World Corp.	2,182	16,775

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Autech Corp.	2,921	$32,315
	Baiksan Co., Ltd.	1,801	7,168
	Binggrae Co., Ltd.	1,104	54,268
	BNK Financial Group, Inc.	55,275	270,020
	Busan City Gas Co., Ltd.	415	18,129
	BYC Co., Ltd.	48	10,276
*	Byucksan Corp.	12,763	20,614
*	Capro Corp.	10,154	27,375
	Cell Biotech Co., Ltd.	844	11,817
	Changhae Ethanol Co., Ltd.	1,848	20,447
	Chongkundang Holdings Corp.	476	40,990
	CJ CheilJedang Corp.	695	222,273
	CJ Corp.	2,866	192,695
	CJ ENM Co., Ltd.	1,786	208,674
	CJ Freshway Corp.	1,175	16,873
	CKD Bio Corp.	819	28,545
	Cosmax BTI, Inc.	583	8,548
	Coweaver Co., Ltd.	1,562	12,971
	CROWNHAITAI Holdings Co., Ltd.	1,460	11,432
	CS Wind Corp.	741	65,477
	Cuckoo Holdings Co., Ltd.	236	19,063
	D.I Corp.	4,636	15,965
	Dae Dong Industrial Co., Ltd.	5,164	30,267
	Dae Won Kang Up Co., Ltd.	6,480	23,133
	Daechang Co., Ltd.	17,888	18,347
	Daelim Industrial Co., Ltd.	6,417	443,510
#	Daesang Corp.	5,375	114,310
	Daesang Holdings Co., Ltd.	3,226	27,330
*	Daesung Industrial Co., Ltd.	3,004	7,947
	Daewon Pharmaceutical Co., Ltd.	1,516	23,906
*	Daewoo Engineering & Construction Co., Ltd.	39,066	103,949
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	183,882
	Daewoong Co., Ltd.	4,452	92,863
	Daihan Pharmaceutical Co., Ltd.	560	14,436
	Daishin Securities Co., Ltd.	6,759	80,459
*	Danal Co., Ltd.	3,187	13,978
	DB Financial Investment Co., Ltd.	6,876	23,439
	DB Insurance Co., Ltd.	10,464	409,102
*	DB, Inc.	17,764	10,717
*	Deutsch Motors, Inc.	5,007	24,764
	DGB Financial Group, Inc.	39,399	216,359
	DI Dong Il Corp.	423	31,310
	DMS Co., Ltd.	3,345	26,499
	Dong-A ST Co., Ltd.	622	46,125
	Dong-Ah Geological Engineering Co., Ltd.	1,769	22,606
	Dongkuk Industries Co., Ltd.	7,943	23,570
*	Dongkuk Steel Mill Co., Ltd.	17,575	94,278
	Dongkuk Structures & Construction Co., Ltd.	8,156	55,303
	DONGSUNG Corp.	3,261	11,555
	Dongwha Enterprise Co., Ltd.	1,983	62,058
	Dongwha Pharm Co., Ltd.	5,100	81,093
	Dongwon F&B Co., Ltd.	296	42,209
	Dongwon Industries Co., Ltd.	346	61,758
	Dongwon Systems Corp.	1,184	23,798
	Doosan Bobcat, Inc.	8,329	212,842
	Doosan Co., Ltd.	1,141	47,181
*	Doosan Fuel Cell Co., Ltd.	1,245	46,151
#*	Doosan Infracore Co., Ltd.	28,195	208,612
*	Doosan Solus Co., Ltd.	686	19,339

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DoubleUGames Co., Ltd.	1,003	$54,757
*	DSK Co., Ltd.	3,253	20,207
	DTR Automotive Corp.	1,077	20,996
	DY Corp.	2,973	10,555
	DY POWER Corp.	1,196	11,254
	e Tec E&C, Ltd.	348	32,540
*	Easy Bio, Inc.	475	32,125
	Easy Holdings Co., Ltd.	11,546	39,617
	Elentec Co., Ltd.	4,032	19,761
	E-MART, Inc.	4,315	543,250
*	EM-Tech Co., Ltd.	1,604	14,818
	ENF Technology Co., Ltd.	1,156	40,065
	Estechpharma Co., Ltd.	2,011	18,582
	Eugene Investment & Securities Co., Ltd.	10,226	32,422
*	Eusu Holdings Co., Ltd.	2,459	11,567
	Fila Holdings Corp.	6,843	233,495
*	Genie Music Corp.	7,762	27,587
	GMB Korea Corp.	2,702	16,996
	GOLFZON Co., Ltd.	565	35,551
	Golfzon Newdin Holdings Co., Ltd.	8,152	45,967
	Grand Korea Leisure Co., Ltd.	4,988	53,055
	Green Cross Holdings Corp.	1,627	32,371
	GS Engineering & Construction Corp.	11,520	273,339
*	GS Global Corp.	14,500	21,479
	GS Holdings Corp.	9,384	274,279
	GS Retail Co., Ltd.	4,442	126,139
	Gwangju Shinsegae Co., Ltd.	168	22,848
	HAESUNG DS Co., Ltd.	910	13,980
	Haesung Industrial Co., Ltd.	1,180	10,538
	Haitai Confectionery & Foods Co., Ltd.	1,329	9,722
*	Halla Corp.	2,965	8,779
	Halla Holdings Corp.	1,788	50,160
	Han Kuk Carbon Co., Ltd.	3,401	28,817
	Hana Micron, Inc.	4,762	30,769
	Hana Tour Service, Inc.	680	23,344
	HanChang Paper Co., Ltd.	12,299	21,548
*	Hancom, Inc.	2,591	39,378
	Handok, Inc.	1,695	44,906
	Handsome Co., Ltd.	3,853	95,263
	Hanil Holdings Co., Ltd.	417	16,552
	Hanjin Transportation Co., Ltd.	2,970	123,982
	Hankook Tire & Technology Co., Ltd.	14,682	411,305
	HanmiGlobal Co., Ltd.	2,096	15,985
	Hansae Co., Ltd.	1,894	29,723
	Hansae Yes24 Holdings Co., Ltd.	1,461	7,383
	Hanshin Construction	1,594	18,672
*	Hansol Holdings Co., Ltd.	9,825	28,971
*	Hansol HomeDeco Co., Ltd.	24,580	39,615
	Hansol Paper Co., Ltd.	4,708	56,808
*	Hansol Technics Co., Ltd.	5,680	43,335
*	Hanwha Aerospace Co., Ltd.	5,944	132,766
	Hanwha Corp.	10,490	223,712
*	Hanwha General Insurance Co., Ltd.	15,243	37,717
*	Hanwha Investment & Securities Co., Ltd.	25,875	39,646
	Hanwha Life Insurance Co., Ltd.	72,761	99,198
	Hanwha Solutions Corp.	555	21,574
	Hanyang Eng Co., Ltd.	2,781	27,009
	Hanyang Securities Co., Ltd.	1,069	8,376
*	Harim Co., Ltd.	8,073	18,402

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Harim Holdings Co., Ltd.	6,177	$35,489
	HB Technology Co., Ltd.	10,732	17,204
	HDC Holdings Co., Ltd.	3,995	35,331
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,571	115,219
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	14,365
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	28,815
	Hitejinro Holdings Co., Ltd.	1,659	21,460
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	15,613
*	Home Center Holdings Co., Ltd.	9,504	10,291
	HS Industries Co., Ltd.	7,260	45,464
	Huchems Fine Chemical Corp.	3,216	65,192
*	Humax Co., Ltd.	1,250	5,117
	Huons Global Co., Ltd.	821	20,477
	Huvis Corp.	2,628	18,620
	Huvitz Co., Ltd.	3,099	18,683
	Hwail Pharm Co., Ltd.	2,921	26,299
	Hwaseung Enterprise Co., Ltd.	2,016	23,239
*	Hyosung Advanced Materials Corp.	369	43,816
	Hyosung Chemical Corp.	385	43,118
	Hyosung Corp.	1,973	129,418
	Hyosung TNC Co., Ltd.	523	66,455
	Hyundai BNG Steel Co., Ltd.	2,003	12,977
*	Hyundai Construction Equipment Co., Ltd.	2,996	66,282
	Hyundai Corp.	2,531	30,967
	Hyundai Department Store Co., Ltd.	3,368	176,890
*	Hyundai Electric & Energy System Co., Ltd.	1,945	25,897
	Hyundai Engineering & Construction Co., Ltd.	13,801	376,230
	Hyundai Glovis Co., Ltd.	2,720	404,234
	Hyundai Greenfood Co., Ltd.	8,602	55,329
	Hyundai Heavy Industries Holdings Co., Ltd.	988	188,018
	Hyundai Home Shopping Network Corp.	691	43,206
	Hyundai Livart Furniture Co., Ltd.	2,651	36,130
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	258,138
	Hyundai Motor Securities Co., Ltd.	4,374	41,585
	Hyundai Steel Co.	16,825	432,547
	Hyundai Wia Corp.	3,635	134,986
	HyVision System, Inc.	2,537	24,463
*	IHQ, Inc.	13,188	15,738
*	Il Dong Pharmaceutical Co., Ltd.	1,626	24,805
	Iljin Holdings Co., Ltd.	6,410	27,227
	iMarketKorea, Inc.	4,396	33,097
	InBody Co., Ltd.	1,066	14,371
	Industrial Bank of Korea	44,589	323,744
	Innocean Worldwide, Inc.	1,060	55,283
*	Insun ENT Co., Ltd.	3,642	29,330
	Interpark Corp.	11,036	20,766
*	Iones Co., Ltd.	1,866	12,627
	IS Dongseo Co., Ltd.	2,486	83,988
	ISC Co., Ltd.	1,366	21,743
	i-SENS, Inc.	1,249	30,166
	ISU Chemical Co., Ltd.	3,235	30,250
*	Jahwa Electronics Co., Ltd.	3,016	37,013
	JB Financial Group Co., Ltd.	21,369	96,542
*	Jcontentree Corp.	841	18,376
*	Jejuair Co., Ltd.	562	6,436
	Jinsung T.E.C	2,323	20,518
	Jusung Engineering Co., Ltd.	4,564	28,159
	KAON Media Co., Ltd.	2,178	11,188
*	KEC Corp.	18,498	33,003

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Engineering & Construction Co., Inc.	1,454	$19,988
	KEPCO Plant Service & Engineering Co., Ltd.	3,469	84,292
	KGMobilians Co., Ltd.	5,395	40,037
	KISWIRE, Ltd.	1,854	22,672
*	Kiwi Media Group Co., Ltd.	59,541	1,476
	KIWOOM Securities Co., Ltd.	1,485	135,841
	KMH Co., Ltd.	4,078	87,547
	Kocom Co., Ltd.	1,980	10,642
	Kolmar Korea Holdings Co., Ltd.	1,038	21,797
	Kolon Industries, Inc.	4,021	126,540
	Korea Asset In Trust Co., Ltd.	13,231	43,153
	Korea Autoglass Corp.	2,369	29,499
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	15,546
*	Korea Circuit Co., Ltd.	991	11,091
	Korea Electric Terminal Co., Ltd.	1,465	59,663
*	Korea Information & Communications Co., Ltd.	2,187	16,095
	Korea Investment Holdings Co., Ltd.	44	2,688
*	Korea Line Corp.	35,890	50,729
	Korea Petrochemical Ind Co., Ltd.	876	150,594
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	61,651
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,779	402,969
	Korea United Pharm, Inc.	2,031	86,066
*	Korean Air Lines Co., Ltd.	15,975	283,658
	Korean Reinsurance Co.	23,087	151,440
	KSS LINE, Ltd.	4,280	35,186
*	KT Hitel Co., Ltd.	2,856	12,588
	KT Skylife Co., Ltd.	5,709	47,941
	KTB Investment & Securities Co., Ltd.	11,121	25,094
	KTCS Corp.	8,880	15,945
	Kukdo Chemical Co., Ltd.	1,020	38,854
	Kumho Industrial Co., Ltd.	3,880	24,074
	Kumho Petrochemical Co., Ltd.	3,898	461,087
*	Kumho Tire Co., Inc.	16,572	52,071
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	74,347
	Kyeryong Construction Industrial Co., Ltd.	1,246	22,677
	Kyobo Securities Co., Ltd.	6,572	38,709
	Kyung Dong Navien Co., Ltd.	589	27,747
	Kyungbang Co., Ltd.	2,863	27,156
	Kyung-In Synthetic Corp.	6,925	40,103
	Leadcorp, Inc. (The)	3,249	19,713
*	LG Display Co., Ltd.	38,188	476,835
	LG Hausys, Ltd.	1,643	96,128
	LG HelloVision Co., Ltd.	7,875	26,492
	LG Innotek Co., Ltd.	2,242	303,940
	LG International Corp.	6,246	85,637
	LG Uplus Corp.	30,149	295,146
	LIG Nex1 Co., Ltd.	1,198	29,711
*	Lock & Lock Co., Ltd.	2,751	25,353
*	LOT Vacuum Co., Ltd.	1,859	27,593
	Lotte Chemical Corp.	2,262	467,814
	Lotte Chilsung Beverage Co., Ltd.	810	61,676
	Lotte Confectionery Co., Ltd.	95	8,267
	Lotte Corp.	5,594	141,008
	LOTTE Fine Chemical Co., Ltd.	2,794	120,009
	Lotte Food Co., Ltd.	115	30,996
	LOTTE Himart Co., Ltd.	2,005	54,473
*	Lotte Non-Life Insurance Co., Ltd.	17,091	25,063
	Lotte Shopping Co., Ltd.	2,191	162,246
	LS Corp.	4,224	193,499

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co., Ltd.	2,253	$98,929
*	Lumens Co., Ltd.	6,628	9,711
*	Lutronic Corp.	3,084	13,459
*	LVMC Holdings	9,650	26,046
	Maeil Dairies Co., Ltd.	187	10,981
	Mando Corp.	6,621	210,445
	MegaStudyEdu Co., Ltd.	890	27,208
	Meritz Financial Group, Inc.	7,348	61,191
	Meritz Fire & Marine Insurance Co., Ltd.	9,140	112,140
	Meritz Securities Co., Ltd.	66,680	194,654
	Mirae Asset Life Insurance Co., Ltd.	21,444	71,805
	Miwon Commercial Co., Ltd.	274	23,665
	Moorim P&P Co., Ltd.	5,847	16,121
	Moorim Paper Co., Ltd.	5,143	10,661
	Namhae Chemical Corp.	2,788	19,559
*	Neowiz	2,553	47,398
	Nexen Corp.	7,723	27,365
	Nexen Tire Corp.	11,041	51,149
	NH Investment & Securities Co., Ltd.	25,430	215,449
	NICE Holdings Co., Ltd.	4,219	67,237
	Nice Information & Telecommunication, Inc.	884	18,134
*	NK Co., Ltd.	17,710	15,854
	Nong Shim Holdings Co., Ltd.	504	32,220
	Nong Woo Bio Co., Ltd.	2,119	18,101
	NongShim Co., Ltd.	395	100,534
	NOROO Paint & Coatings Co., Ltd.	2,353	14,542
*	OCI Co., Ltd.	3,717	204,652
	OPTRON-TEC, Inc.	5,031	27,579
	Orion Holdings Corp.	4,848	53,160
	Paik Kwang Industrial Co., Ltd.	5,088	13,815
*	Pan Ocean Co., Ltd.	38,395	122,247
	Paradise Co., Ltd.	3,934	44,400
	Partron Co., Ltd.	7,264	62,533
	Poongsan Corp.	4,379	95,252
	Posco International Corp.	8,335	98,443
	Power Logics Co., Ltd.	6,699	46,883
	Protec Co., Ltd.	1,431	33,964
	PSK, Inc.	2,134	58,735
	Pulmuone Co., Ltd.	1,550	21,439
	Rayence Co., Ltd.	1,788	16,890
*	Redrover Co., Ltd.	13,135	1,324
*	RFTech Co., Ltd.	3,191	28,225
	S Net Systems, Inc.	3,825	23,683
	S&T Motiv Co., Ltd.	1,600	71,512
	Sajodaerim Corp.	742	8,822
	Sam Kwang Glass Co., Ltd.	721	24,216
	SAMHWA Paints Industrial Co., Ltd.	1,739	7,502
	Samick Musical Instruments Co., Ltd.	9,536	11,439
	Samick THK Co., Ltd.	2,172	19,574
	Samji Electronics Co., Ltd.	2,577	24,995
	SAMPYO Cement Co., Ltd.	8,391	25,145
	Samsung Card Co., Ltd.	4,793	124,390
*	Samsung Engineering Co., Ltd.	22,064	230,710
	Samsung Securities Co., Ltd.	11,443	325,958
	SAMT Co., Ltd.	20,892	40,966
	Samyang Corp.	930	39,640
	Sangsangin Co., Ltd.	2,771	14,310
	SAVEZONE I&C Corp.	3,550	8,459
	Seah Besteel Corp.	3,572	29,735

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	SeAH Holdings Corp.	197	$12,238
	SeAH Steel Corp.	395	28,716
	SeAH Steel Holdings Corp.	440	17,463
	Sejong Industrial Co., Ltd.	2,921	22,328
	Seohan Co., Ltd.	18,570	22,512
	Seoul Semiconductor Co., Ltd.	7,302	112,986
	Seowon Co., Ltd.	10,826	27,171
	SFA Engineering Corp.	3,018	97,398
	Shindaeyang Paper Co., Ltd.	172	7,772
	Shinsegae Engineering & Construction Co., Ltd.	481	9,296
	Shinsegae Food Co., Ltd.	411	18,804
	Shinsegae Information & Communication Co., Ltd.	186	19,301
	Shinsegae International, Inc.	230	28,935
	Shinsegae, Inc.	1,250	230,560
*	Shinsung E&G Co., Ltd.	17,026	45,038
*	Shinsung Tongsang Co., Ltd.	20,031	33,186
	Shinwha Intertek Corp.	8,653	19,777
*	Shinwon Corp.	13,837	16,581
	SHOWBOX Corp.	8,475	20,172
	Silicon Works Co., Ltd.	1,619	65,282
	SK D&D Co., Ltd.	1,109	39,975
	SK Discovery Co., Ltd.	3,132	174,894
	SK Gas, Ltd.	459	42,760
	SK Networks Co., Ltd.	34,687	139,135
	SK Securities Co., Ltd.	75,285	46,650
	SKC Co., Ltd.	1,884	122,946
	SL Corp.	3,492	44,830
*	SM Culture & Contents Co., Ltd.	7,818	10,580
*	SM Entertainment Co., Ltd.	2,975	76,339
*	S-MAC Co., Ltd.	19,280	30,728
*	SNU Precision Co., Ltd.	4,032	13,780
	Songwon Industrial Co., Ltd.	4,004	50,424
*	Soulbrain Co., Ltd.	713	136,540
	Soulbrain Holdings Co., Ltd.	881	33,596
	SPG Co., Ltd.	2,138	13,316
	Suheung Co., Ltd.	745	32,352
	Sun Kwang Co., Ltd.	1,102	22,914
	Sung Kwang Bend Co., Ltd.	2,225	11,622
*	Sungchang Enterprise Holdings, Ltd.	15,703	23,273
	Sungshin Cement Co., Ltd.	6,047	35,064
	Sungwoo Hitech Co., Ltd.	15,556	48,899
	Sunjin Co., Ltd.	1,884	16,700
	Systems Technology, Inc.	1,944	25,524
	Tae Kyung Industrial Co., Ltd.	2,320	10,245
*	Taewoong Co., Ltd.	3,164	36,164
	Taeyoung Engineering & Construction Co., Ltd.	4,126	36,556
	Taeyung BK Co Ltd.	6,589	20,175
*	TK Chemical Corp.	7,026	10,444
	TK Corp.	813	4,267
	Tongyang Life Insurance Co., Ltd.	7,364	20,568
	Top Engineering Co., Ltd.	3,622	29,142
	Tovis Co., Ltd.	3,257	17,349
	TS Corp.	1,334	21,808
*	TY Holdings Co., Ltd.	3,978	71,340
*	Uni-Chem Co., Ltd.	17,518	20,358
	Unid Co., Ltd.	1,325	50,865
	Union Semiconductor Equipment & Materials Co., Ltd.	4,932	29,230
	Uniquest Corp.	2,969	26,560
	Value Added Technology Co., Ltd.	1,125	20,590

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Webzen, Inc.	1,814	$51,427
*	WillBes & Co. (The)	9,359	9,714
	WiSoL Co., Ltd.	1,798	23,685
*	WIZIT Co., Ltd.	17,635	10,688
*	Wonik Holdings Co., Ltd.	9,905	36,876
	Wonik Materials Co., Ltd.	1,400	32,703
	Woori Financial Group, Inc.	70,606	557,477
*	Woori Investment Bank Co., Ltd.	77,941	35,423
*	Woosu AMS Co., Ltd.	4,958	34,554
*	Woowon Development Co., Ltd.	4,466	21,142
	Y G-1 Co., Ltd.	4,751	21,085
*	Y-entec Co., Ltd.	1,168	11,295
	Youlchon Chemical Co., Ltd.	2,408	32,339
	Young Poong Corp.	69	29,427
	Youngone Corp.	3,664	92,160
	Youngone Holdings Co., Ltd.	1,299	40,955
*	Yuanta Securities Korea Co., Ltd.	24,539	58,728
	Zeus Co., Ltd.	1,279	20,096

TOTAL SOUTH KOREA			25,140,322

SPAIN — (1.2%)
	Acciona SA	4,986	503,768
*	Acerinox SA	44,231	351,118
	ACS Actividades de Construccion y Servicios SA	33,388	793,657
	Almirall SA	10,536	112,692
	Atresmedia Corp. de Medios de Comunicacion SA	14,744	38,645
*	Azkoyen SA	2,368	11,256
	Banco de Sabadell SA	954,855	292,194
	Bankia SA	192,219	236,464
	Bankinter SA	139,381	523,814
	CaixaBank SA	136,968	249,910
*	Construcciones y Auxiliar de Ferrocarriles SA	1,272	40,299
	Ebro Foods SA	15,774	353,178
*	eDreams ODIGEO SA	22,572	58,418
	Elecnor SA	4,376	44,665
	Enagas SA	5,417	116,919
*	Ence Energia y Celulosa SA	32,264	72,066
	Ercros SA	22,936	47,601
Ω	Euskaltel SA	25,051	238,189
	Fluidra SA	785	14,184
Ω	Global Dominion Access SA	12,039	42,829
	Grupo Catalana Occidente SA	11,471	264,637
	Iberpapel Gestion SA	736	13,621
*	Indra Sistemas SA	17,080	102,432
*	Liberbank SA	552,072	147,731
	Mapfre SA	235,192	354,863
*	Melia Hotels International SA	22,642	83,915
	Miquel y Costas & Miquel SA	1,459	19,974
*Ω	Neinor Homes SA	5,644	68,139
*	Obrascon Huarte Lain SA	24,022	16,156
	Prim SA	827	8,575
	Prosegur Cia de Seguridad SA	18,525	42,433
	Repsol SA	93,677	588,110
	Sacyr SA	95,790	162,901
*	Tubacex SA	30,279	33,500
*Ω	Unicaja Banco SA	141,426	90,558
*	Vocento SA	20,755	15,288

TOTAL SPAIN			6,154,699

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (2.3%)
Ω	AcadeMedia AB	24,057	$193,597
*	Adapteo Oyj	5,488	50,407
*	AF Poyry AB	23,184	529,766
Ω	Alimak Group AB	10,032	123,420
*	Arise AB	3,697	14,293
	Arjo AB, Class B	69,470	493,834
*Ω	Attendo AB	28,387	130,071
	Beijer Alma AB	3,228	42,110
*	Beijer Electronics Group AB	6,362	25,042
	Bergman & Beving AB	7,540	67,821
	Besqab AB	759	10,940
	Betsson AB	31,487	239,916
*	Bilia AB, Class A	9,440	125,567
	BillerudKorsnas AB	41,832	653,461
*	Bonava AB, Class B	22,208	172,584
Ω	Bravida Holding AB	29,365	338,578
*	Bufab AB	7,561	112,670
*	Bulten AB	4,289	35,936
*	Byggmax Group AB	21,543	106,459
*	Cloetta AB, Class B	55,382	130,171
*	Collector AB	2,979	4,819
*Ω	Coor Service Management Holding AB	2,399	15,415
*Ω	Dometic Group AB	74,779	808,322
*	Doro AB	6,752	31,527
*	Duni AB	9,087	79,535
Ω	Dustin Group AB	10,006	63,635
	Eastnine AB	4,151	51,082
*	Elanders AB, Class B	3,507	31,737
*Ω	Eltel AB	1,494	3,473
*	Enea AB	4,344	77,654
*	Fagerhult AB	6,766	30,591
*	GHP Specialty Care AB	9,374	20,850
*	Granges AB	19,515	176,028
*	Gunnebo AB	11,511	32,026
*	Haldex AB	8,793	35,840
*	Hexpol AB	29,609	260,778
*Ω	Hoist Finance AB	10,385	37,090
*	Humana AB	6,537	38,879
	Husqvarna AB, Class B	4,678	48,238
#	International Petroleum Corp.	15,048	23,493
	Intrum AB	18,819	459,878
*	Inwido AB	19,046	201,544
	JM AB	12,821	370,269
*	KNOW IT AB	4,542	124,266
	Lindab International AB	26,759	413,093
*	Loomis AB	12,861	286,849
*	Medivir AB, Class B	2,930	4,631
*	Mekonomen AB	9,385	91,011
	Millicom International Cellular SA	11,485	337,288
*	Modern Times Group MTG AB, Class B	17,404	231,796
*	Momentum Group AB, Class B	1,299	17,832
*	Nederman Holding AB	806	10,848
*	New Wave Group AB, Class B	15,102	68,134
*	Nobia AB	29,370	177,025
*Ω	Nordic Waterproofing Holding A.S.	5,586	76,676
*	Peab AB, Class B	55,257	511,403
	Pricer AB, Class B	39,134	116,936
*	Proact IT Group AB	1,658	39,452
	Probi AB	502	21,851

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Qliro AB	2,292	$8,629
*	Qliro Group AB	22,925	16,261
	Ratos AB, Class B	51,449	187,446
*	Recipharm AB, Class B	19,988	321,866
Ω	Resurs Holding AB	29,019	132,662
	Rottneros AB	28,710	25,738
*	Saab AB, Class B	11,319	259,665
*	SAS AB	31,286	5,502
*	SAS AB	281,574	30,947
*	Scandi Standard AB	10,318	69,857
*Ω	Scandic Hotels Group AB	8,077	20,489
*	Securitas AB, Class B	5,258	74,222
*	Semcon AB	4,616	33,235
	SkiStar AB	8,179	91,679
*	SSAB AB, Class A	30,998	89,953
*	SSAB AB, Class B	98,571	265,915
*	Systemair AB	4,580	128,603
*	Trelleborg AB, Class B	54,795	911,776
*	VBG Group AB, Class B	2,173	34,157

TOTAL SWEDEN			11,737,039

SWITZERLAND — (4.3%)
	Adecco Group AG	26,285	1,288,857
	Allreal Holding AG	4,110	870,495
	ALSO Holding AG	747	174,773
*	ams AG	45,490	974,017
*	Arbonia AG	12,862	142,803
*	Aryzta AG	218,303	109,572
*	Autoneum Holding AG	778	96,314
	Baloise Holding AG	14,424	1,972,558
	Banque Cantonale de Geneve	498	88,848
	Banque Cantonale Vaudoise	5,570	539,734
	Bell Food Group AG	542	137,392
	Bellevue Group AG	2,218	58,308
	Berner Kantonalbank AG	1,189	270,564
	Bobst Group SA	2,190	105,372
	Bucher Industries AG	1,390	535,876
*	Calida Holding AG	1,393	41,645
*	Carlo Gavazzi Holding AG	128	20,942
	Cicor Technologies, Ltd.	570	25,690
	Cie Financiere Tradition SA	436	50,209
	Clariant AG	23,004	394,650
	Conzzeta AG	274	276,186
	DKSH Holding AG	7,046	453,340
*	Dottikon Es Holding AG	22	28,309
#*	Dufry AG	14,080	531,674
	EFG International AG	28,128	152,525
	Energiedienst Holding AG	3,523	102,966
*	Evolva Holding SA	156,763	35,109
*	Feintool International Holding AG	614	31,496
*	Flughafen Zurich AG	3,397	458,437
*	GAM Holding AG	30,411	49,150
	Georg Fischer AG	539	544,415
	Helvetia Holding AG	7,588	594,999
#*	HOCHDORF Holding AG	202	12,757
	Huber & Suhner AG	2,618	188,797
	Hypothekarbank Lenzburg AG	16	75,128
	Implenia AG	3,786	75,937
*	Ina Invest Holding AG	757	14,077

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Investis Holding SA	622	$59,647
	Julius Baer Group, Ltd.	19,486	867,229
*	Jungfraubahn Holding AG	1,182	131,036
	Kudelski SA	7,542	26,624
	Liechtensteinische Landesbank AG	3,350	189,102
	Luzerner Kantonalbank AG	830	353,212
*	MCH Group AG	1,227	17,618
	Metall Zug AG	45	55,607
*	Mikron Holding AG	1,680	8,517
	Mobimo Holding AG	1,804	521,327
	OC Oerlikon Corp. AG	50,529	351,726
*	Orascom Development Holding AG	3,061	26,562
	Orell Fuessli AG	25	2,477
	Phoenix Mecano AG	158	71,789
	Plazza AG, Class A	84	26,382
	Rieter Holding AG	647	55,715
	Schaffner Holding AG	95	19,887
	Schweiter Technologies AG	289	394,709
	Siegfried Holding AG	328	207,660
	St Galler Kantonalbank AG	688	290,332
	Sulzer AG	4,068	297,746
	Swatch Group AG (The)	6,068	1,285,026
	Swatch Group AG (The)	12,802	523,288
	Swiss Life Holding AG	3,515	1,182,406
	Swiss Prime Site AG	15,313	1,288,282
#*	Swiss Steel Holding AG	118,904	22,696
	Swissquote Group Holding SA	2,219	176,693
	TX Group AG	831	58,179
	u-blox Holding AG	1,394	70,077
	Valiant Holding AG	3,461	277,676
*	Valora Holding AG	945	134,905
	Vaudoise Assurances Holding SA	263	127,777
*	Vetropack Holding AG	2,600	145,027
*	Von Roll Holding AG	8,880	6,581
	Vontobel Holding AG	6,793	416,882
	VP Bank AG	1,034	117,308
*	V-ZUG Holding AG	450	34,270
	Walliser Kantonalbank	1,138	133,419
	Zehnder Group AG	2,702	129,228
	Zug Estates Holding AG, Class B	45	93,769
	Zuger Kantonalbank AG	28	193,112

TOTAL SWITZERLAND			21,915,426

TAIWAN — (5.5%)
	Aaeon Technology, Inc.	10,000	23,797
*	Ability Opto-Electronics Technology Co., Ltd.	11,000	12,560
	AcBel Polytech, Inc.	69,000	63,083
	Acer, Inc.	539,000	450,455
	ACES Electronic Co., Ltd.	18,000	20,372
*	Acon Holding, Inc.	50,000	14,922
	Actron Technology Corp.	4,000	12,073
	A-DATA Technology Co., Ltd.	12,000	23,179
	Advanced International Multitech Co., Ltd.	32,000	43,397
	Advancetek Enterprise Co., Ltd.	21,987	14,692
	Aerospace Industrial Development Corp.	38,000	36,428
	Allis Electric Co., Ltd.	61,645	61,196
	Alltek Technology Corp.	33,791	23,482
*	Ambassador Hotel (The)	48,000	51,539
	Ampire Co., Ltd.	19,000	12,642

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	AMPOC Far-East Co., Ltd.	23,000	$26,843
	Apacer Technology, Inc.	19,000	24,213
	APCB, Inc.	39,000	27,976
	Apex Biotechnology Corp.	14,000	11,732
	Apex International Co., Ltd.	33,760	87,728
	Arcadyan Technology Corp.	24,000	83,863
	Ardentec Corp.	68,430	80,095
	Asia Cement Corp.	299,000	430,389
	Asia Optical Co., Inc.	25,000	55,704
*	Asia Pacific Telecom Co., Ltd.	351,033	115,328
	Asia Tech Image, Inc.	13,000	23,072
	Asia Vital Components Co., Ltd.	60,000	141,438
*	AU Optronics Corp.	1,644,000	663,984
	Audix Corp.	16,000	24,936
	AVY Precision Technology, Inc.	17,533	14,426
	Bank of Kaohsiung Co., Ltd.	134,067	47,130
	BenQ Materials Corp.	19,000	14,771
	BES Engineering Corp.	293,000	75,160
	Bin Chuan Enterprise Co., Ltd.	17,000	16,144
	Brighton-Best International Taiwan, Inc.	54,000	48,192
	C Sun Manufacturing, Ltd.	29,000	31,634
*	Cameo Communications, Inc.	45,000	12,107
	Capital Futures Corp.	19,043	24,422
	Capital Securities Corp.	386,440	147,461
	Career Technology MFG. Co., Ltd.	82,528	83,434
	Casetek Holdings, Ltd.	31,000	93,747
	Cathay Real Estate Development Co., Ltd.	113,600	75,725
	Cayman Engley Industrial Co., Ltd.	4,261	11,234
	Celxpert Energy Corp.	21,000	30,053
	Central Reinsurance Co., Ltd.	37,800	26,773
*	Champion Building Materials Co., Ltd.	77,000	16,696
	CHC Healthcare Group	20,000	25,999
	Chen Full International Co., Ltd.	14,000	19,527
	Cheng Loong Corp.	134,000	159,208
*	Cheng Mei Materials Technology Corp.	59,000	19,642
	Cheng Shin Rubber Industry Co., Ltd.	210,000	265,255
	Cheng Uei Precision Industry Co., Ltd.	62,000	87,734
	Chilisin Electronics Corp.	37,488	138,560
*	China Airlines, Ltd.	596,000	182,514
	China Bills Finance Corp.	192,000	97,359
	China Chemical & Pharmaceutical Co., Ltd.	61,000	48,571
	China Development Financial Holding Corp.	1,884,000	552,878
	China General Plastics Corp.	61,444	47,004
	China Life Insurance Co., Ltd.	530,000	355,421
	China Metal Products	53,000	61,711
	China Steel Structure Co., Ltd.	14,000	14,473
	China Wire & Cable Co., Ltd.	26,000	26,067
	Chinese Maritime Transport, Ltd.	26,710	22,905
	Chin-Poon Industrial Co., Ltd.	72,000	76,391
	Chipbond Technology Corp.	101,000	221,254
	ChipMOS Techinologies, Inc.	78,344	77,210
	Chong Hong Construction Co., Ltd.	32,000	89,130
	Chun YU Works & Co., Ltd.	31,000	17,462
	Chun Yuan Steel Industry Co., Ltd.	104,000	39,125
*	Chung Hung Steel Corp.	156,000	53,899
*	Chung Hwa Pulp Corp.	96,015	30,937
	Compal Electronics, Inc.	811,000	528,365
	Concord Securities Co., Ltd.	106,142	31,264
	Continental Holdings Corp.	102,000	86,929

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Contrel Technology Co., Ltd.	15,000	$6,977
	Coremax Corp.	8,000	14,631
	Coretronic Corp.	93,000	111,450
#	CTCI Corp.	104,000	141,623
	CviLux Corp.	17,000	17,410
	CyberPower Systems, Inc.	9,000	23,916
	CyberTAN Technology, Inc.	73,000	35,773
	DA CIN Construction Co., Ltd.	37,000	35,117
	Dafeng TV, Ltd.	12,000	17,161
	Da-Li Development Co., Ltd.	21,999	22,825
	Darfon Electronics Corp.	37,000	51,230
*	Darwin Precisions Corp.	76,000	29,406
	De Licacy Industrial Co., Ltd.	44,000	27,965
	Depo Auto Parts Ind Co., Ltd.	20,000	32,991
*	D-Link Corp.	127,000	80,543
*	Dynamic Electronics Co., Ltd.	79,233	51,233
	Dynapack International Technology Corp.	22,000	61,413
	E Ink Holdings, Inc.	137,000	183,964
	Eastern Media International Corp.	35,000	20,468
	Edimax Technology Co., Ltd.	60,000	28,244
	Edom Technology Co., Ltd.	21,000	13,379
	Elite Semiconductor Microelectronics Technology, Inc.	50,000	73,429
*	Elitegroup Computer Systems Co., Ltd.	67,000	39,751
	EnTie Commercial Bank Co., Ltd.	110,000	55,421
*	Epistar Corp.	138,000	162,084
	Eson Precision Ind. Co., Ltd.	15,000	17,606
	Eternal Materials Co., Ltd.	157,290	185,233
	Eva Airways Corp.	482,648	182,402
*	Everest Textile Co., Ltd.	70,331	24,395
	Evergreen International Storage & Transport Corp.	93,000	47,029
*	Evergreen Marine Corp. Taiwan, Ltd.	477,775	316,104
	Everlight Chemical Industrial Corp.	81,450	46,614
	Everlight Electronics Co., Ltd.	90,000	119,502
	Excelsior Medical Co., Ltd.	23,673	46,547
	Far Eastern Department Stores, Ltd.	193,000	159,400
	Far Eastern International Bank	454,041	164,380
	Far Eastern New Century Corp.	371,000	334,942
	Farglory Land Development Co., Ltd.	67,000	103,180
*	Federal Corp.	75,480	52,801
	Feedback Technology Corp.	8,400	19,478
	Feng Hsin Steel Co., Ltd.	56,000	111,700
	First Insurance Co., Ltd. (The)	37,000	16,693
	First Steamship Co., Ltd.	134,806	41,428
	FLEXium Interconnect, Inc.	50,000	204,142
	FocalTech Systems Co., Ltd.	32,205	57,723
	Forest Water Environment Engineering Co., Ltd.	11,349	16,948
	Formosa Advanced Technologies Co., Ltd.	27,000	33,046
*	Formosa Laboratories, Inc.	21,322	35,905
	Formosa Optical Technology Co., Ltd.	1,000	2,066
	Formosan Union Chemical	58,179	28,597
	Founding Construction & Development Co., Ltd.	24,000	13,308
	Froch Enterprise Co., Ltd.	27,000	9,683
*	Fulltech Fiber Glass Corp.	72,720	25,516
	Fwusow Industry Co., Ltd.	12,000	7,935
	GCS Holdings, Inc.	12,000	19,821
	Gemtek Technology Corp.	53,000	51,504
	General Interface Solution Holding, Ltd.	33,000	131,224
	General Plastic Industrial Co., Ltd.	13,000	12,222
	Genmont Biotech, Inc.	14,000	11,047

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Getac Technology Corp.	46,000	$75,733
	Giantplus Technology Co., Ltd.	73,000	26,329
*	Gigastorage Corp.	38,209	34,552
	Ginko International Co., Ltd.	8,400	37,583
	Global Brands Manufacture, Ltd.	72,000	54,603
	Globe Union Industrial Corp.	27,000	14,488
	Gloria Material Technology Corp.	88,880	47,951
	Goldsun Building Materials Co., Ltd.	216,520	198,705
	Gourmet Master Co., Ltd.	10,000	36,603
	Grand Ocean Retail Group, Ltd.	18,000	12,986
	Great China Metal Industry	26,000	19,600
	Great Wall Enterprise Co., Ltd.	10,000	15,738
	Greatek Electronics, Inc.	51,000	88,858
	GTM Holdings Corp.	21,000	17,381
	HannsTouch Solution, Inc.	85,713	29,862
*	Harvatek Corp.	29,000	13,554
	Hey Song Corp.	61,000	69,375
	Highwealth Construction Corp.	26,400	38,345
	Hiroca Holdings, Ltd.	13,000	24,662
	Hitron Technology, Inc.	15,204	10,783
	Ho Tung Chemical Corp.	154,577	57,099
*	Hocheng Corp.	56,000	17,563
	Holy Stone Enterprise Co., Ltd.	18,000	63,377
	Hong Pu Real Estate Development Co., Ltd.	47,000	39,079
	Hong YI Fiber Industry Co.	30,000	16,098
	Horizon Securities Co., Ltd.	56,000	13,356
	Hsin Kuang Steel Co., Ltd.	44,000	48,432
	Hsing TA Cement Co.	21,000	13,836
	Hu Lane Associate, Inc.	5,125	14,390
	Hua Yu Lien Development Co., Ltd.	9,000	11,804
	Huaku Development Co., Ltd.	37,000	112,185
	Huang Hsiang Construction Corp.	29,000	39,286
	Hung Ching Development & Construction Co., Ltd.	33,000	21,248
	Hung Sheng Construction, Ltd.	110,440	66,089
*	Hwa Fong Rubber Industrial Co., Ltd.	85,800	33,601
	IBF Financial Holdings Co., Ltd.	416,109	171,169
	Ichia Technologies, Inc.	84,000	51,915
	Innolux Corp.	1,734,000	601,852
	Integrated Service Technology, Inc.	12,000	21,593
	International CSRC Investment Holdings Co.	129,310	88,714
	Iron Force Industrial Co., Ltd.	4,000	10,952
	I-Sheng Electric Wire & Cable Co., Ltd.	16,000	22,945
	Jarllytec Co., Ltd.	6,000	14,038
	Jess-Link Products Co., Ltd.	17,250	20,473
	Jih Sun Financial Holdings Co., Ltd.	329,206	121,049
*	K Laser Technology, Inc.	43,000	23,040
	Kaulin Manufacturing Co., Ltd.	16,000	6,296
	KEE TAI Properties Co., Ltd.	104,000	35,099
	Kenda Rubber Industrial Co., Ltd.	109,200	119,969
	Kindom Development Co., Ltd.	73,000	88,965
	King Chou Marine Technology Co., Ltd.	10,200	11,089
	King Yuan Electronics Co., Ltd.	171,000	179,499
	King’s Town Bank Co., Ltd.	148,000	200,615
*	King’s Town Construction Co., Ltd.	27,000	35,778
	Kinpo Electronics	263,000	96,922
#	Kinsus Interconnect Technology Corp.	66,000	159,849
	KS Terminals, Inc.	21,000	27,649
*	Kung Sing Engineering Corp.	67,660	29,257
	Kuo Toong International Co., Ltd.	40,551	30,639

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Kwong Lung Enterprise Co., Ltd.	12,000	$16,766
	L&K Engineering Co., Ltd.	41,000	37,175
#*	Lealea Enterprise Co., Ltd.	153,000	70,515
	LEE CHI Enterprises Co., Ltd.	53,000	24,172
	Lelon Electronics Corp.	11,000	20,225
*	Leofoo Development Co., Ltd.	21,000	16,179
*	Lextar Electronics Corp.	76,000	48,057
	Li Cheng Enterprise Co., Ltd.	20,367	19,280
*	Li Peng Enterprise Co., Ltd.	113,000	30,871
	Lien Hwa Industrial Holdings Corp.	110,200	154,169
*	Lingsen Precision Industries, Ltd.	91,000	33,973
*	Lite-On Semiconductor Corp.	45,000	66,367
	Longchen Paper & Packaging Co., Ltd.	136,645	77,123
	Lumax International Corp., Ltd.	15,000	33,054
	Lung Yen Life Service Corp.	11,000	20,308
	Macronix International	222,000	249,184
	Materials Analysis Technology, Inc.	6,000	17,260
	Mayer Steel Pipe Corp.	27,000	15,256
	Meiloon Industrial Co.	17,000	17,146
	Mercuries & Associates Holding, Ltd.	40,700	29,609
*	Mercuries Life Insurance Co., Ltd.	230,971	68,665
*	MIN AIK Technology Co., Ltd.	44,000	20,881
	Mirle Automation Corp.	11,000	15,354
*	Motech Industries, Inc.	92,627	121,903
	Nan Ya Printed Circuit Board Corp.	32,000	129,469
	Nexcom International Co., Ltd.	12,000	9,892
*	Nien Hsing Textile Co., Ltd.	17,000	9,556
	Niko Semiconductor Co., Ltd.	16,000	20,507
	Nuvoton Technology Corp.	17,000	24,653
	O-Bank Co., Ltd.	85,375	19,143
*	OptoTech Corp.	71,551	56,405
	Orient Europharma Co., Ltd.	7,000	12,276
	Orient Semiconductor Electronics, Ltd.	90,880	35,202
	Oriental Union Chemical Corp.	75,000	43,061
	O-TA Precision Industry Co., Ltd.	8,000	16,547
*	Pacific Construction Co.	25,000	8,273
	Pan Jit International, Inc.	51,300	64,763
	Pan-International Industrial Corp.	83,000	49,848
	Pharmally International Holding Co., Ltd.	5,000	9,894
*	Phihong Technology Co., Ltd.	103,259	42,306
	Phison Electronics Corp.	15,000	156,142
	Plotech Co., Ltd.	26,000	23,763
	Pou Chen Corp.	426,000	376,408
	Powertech Technology, Inc.	91,000	269,254
	President Securities Corp.	173,513	89,330
	Primax Electronics, Ltd.	36,000	55,959
	Prince Housing & Development Corp.	252,000	93,004
	Promate Electronic Co., Ltd.	21,000	26,108
	Qisda Corp.	272,000	178,197
	QST International Corp.	9,000	17,280
	Qualipoly Chemical Corp.	18,900	18,415
	Quang Viet Enterprise Co., Ltd.	4,000	14,686
	Quanta Storage, Inc.	24,000	30,499
*	Quintain Steel Co., Ltd.	64,789	18,723
	Radium Life Tech Co., Ltd.	148,760	54,952
	Rechi Precision Co., Ltd.	44,000	29,559
	Rich Development Co., Ltd.	92,000	31,740
*	Ritek Corp.	130,724	47,629
*	Roo Hsing Co., Ltd.	134,000	53,696

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ruentex Development Co., Ltd.	156,000	$215,722
	Ruentex Industries, Ltd.	67,400	156,129
	Sampo Corp.	58,800	47,537
	San Fang Chemical Industry Co., Ltd.	33,000	23,912
*	San Far Property, Ltd.	20,000	13,893
	Sanyang Motor Co., Ltd.	85,000	67,023
	SDI Corp.	26,000	54,933
	Senao International Co., Ltd.	11,000	10,969
	Sesoda Corp.	32,505	25,017
	Shan-Loong Transportation Co., Ltd.	28,000	29,358
*	Shih Wei Navigation Co., Ltd.	61,317	14,901
	Shin Kong Financial Holding Co., Ltd.	2,060,138	573,840
*	Shining Building Business Co., Ltd.	102,444	36,417
	Shinkong Insurance Co., Ltd.	36,000	45,326
	Sigurd Microelectronics Corp.	66,046	87,278
	Sincere Navigation Corp.	62,830	31,336
	Sinher Technology, Inc.	6,000	9,539
	Sinon Corp.	72,000	49,112
	SinoPac Financial Holdings Co., Ltd.	1,239,000	463,830
	Siward Crystal Technology Co., Ltd.	49,000	35,420
*	Sunko INK Co., Ltd.	36,000	12,520
	Sunrex Technology Corp.	32,685	73,247
	Sunspring Metal Corp.	32,000	26,662
	Supreme Electronics Co., Ltd.	52,244	55,438
	Sweeten Real Estate Development Co., Ltd.	42,768	32,018
	Sysage Technology Co., Ltd.	9,251	12,834
	Systex Corp.	32,000	90,755
	T3EX Global Holdings Corp.	18,000	24,180
#	TA Chen Stainless Pipe	192,697	147,758
	Ta Ya Electric Wire & Cable	112,320	79,058
	Taichung Commercial Bank Co., Ltd.	522,538	198,320
	Taiflex Scientific Co., Ltd.	36,460	63,953
	Tainan Enterprises Co., Ltd.	18,000	11,082
	Tainan Spinning Co., Ltd.	234,000	100,738
	Taishin Financial Holding Co., Ltd.	1,080,430	476,455
	Taita Chemical Co., Ltd.	65,137	74,113
	Taiwan Business Bank	1,066,163	350,733
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,360	15,545
	Taiwan Cogeneration Corp.	28,000	37,267
	Taiwan Fertilizer Co., Ltd.	122,000	218,603
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	33,150
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	35,633
*	Taiwan Glass Industry Corp.	218,968	96,114
	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	100,157
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	38,000	31,451
*	Taiwan Land Development Corp.	129,466	33,306
	Taiwan Navigation Co., Ltd.	35,000	20,456
	Taiwan PCB Techvest Co., Ltd.	48,000	68,410
	Taiwan Semiconductor Co., Ltd.	38,000	59,785
	Taiwan Styrene Monomer	85,000	47,903
*	Taiwan TEA Corp.	133,000	76,563
	Taiyen Biotech Co., Ltd.	28,000	32,033
	Teco Electric and Machinery Co., Ltd.	391,000	408,932
	Test-Rite International Co., Ltd.	44,000	38,693
	Thinking Electronic Industrial Co., Ltd.	7,000	26,591
	Thye Ming Industrial Co., Ltd.	25,000	24,111
*	Ton Yi Industrial Corp.	170,000	59,051
	Tong Yang Industry Co., Ltd.	71,000	93,676
	Tong-Tai Machine & Tool Co., Ltd.	27,000	13,321

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Topco Technologies Corp.	8,999	$19,876
	Topoint Technology Co., Ltd.	28,800	21,827
	Toung Loong Textile Manufacturing	27,000	23,261
*	TPK Holding Co., Ltd.	74,000	130,597
	Transcend Information, Inc.	25,000	55,747
	Tripod Technology Corp.	16,000	63,627
	Tsann Kuen Enterprise Co., Ltd.	20,000	12,671
	TSRC Corp.	98,000	69,476
	Tung Ho Steel Enterprise Corp.	157,000	166,010
	TURVO International Co., Ltd.	5,000	13,792
	TYC Brother Industrial Co., Ltd.	42,000	30,449
*	Tycoons Group Enterprise	84,034	15,238
	Tyntek Corp.	63,000	38,614
	U-Ming Marine Transport Corp.	91,000	92,352
	Union Bank Of Taiwan	275,943	97,012
	Unitech Computer Co., Ltd.	20,000	17,219
	Unitech Printed Circuit Board Corp.	101,000	74,478
	United Orthopedic Corp.	10,000	11,723
*	United Renewable Energy Co., Ltd.	439,609	233,251
*	Unity Opto Technology Co., Ltd.	91,000	4,915
	Universal Cement Corp.	76,277	53,236
*	Unizyx Holding Corp.	43,000	33,939
	UPC Technology Corp.	175,664	79,910
	USI Corp.	180,091	111,242
	Utechzone Co., Ltd.	11,000	18,830
	Ve Wong Corp.	16,000	19,780
	Wah Hong Industrial Corp.	15,000	16,414
	Wah Lee Industrial Corp.	34,000	75,862
	Walsin Lihwa Corp.	517,000	321,262
	Wan Hai Lines, Ltd.	76,000	69,709
	Wei Chuan Foods Corp.	51,000	35,707
	Weikeng Industrial Co., Ltd.	71,661	45,802
	Well Shin Technology Co., Ltd.	18,000	28,561
	Weltrend Semiconductor	12,000	12,875
	Winbond Electronics Corp.	540,363	320,963
	Wisdom Marine Lines Co., Ltd.	64,756	48,039
	Wistron Corp.	505,841	505,710
	Wistron NeWeb Corp.	45,040	119,030
	Wonderful Hi-Tech Co., Ltd.	7,000	3,859
	Wowprime Corp.	10,000	26,141
	WT Microelectronics Co., Ltd.	59,207	76,235
	XAC Automation Corp.	19,000	17,213
	Xxentria Technology Materials Corp.	26,000	51,921
*	Yang Ming Marine Transport Corp.	238,674	96,074
	YC INOX Co., Ltd.	50,600	40,544
*	Yea Shin International Development Co., Ltd.	29,632	15,913
	Yem Chio Co., Ltd.	87,176	44,534
	Yeong Guan Energy Technology Group Co., Ltd.	18,766	60,202
	YFC-Boneagle Electric Co., Ltd.	15,000	13,150
#	YFY, Inc.	280,000	190,223
	Yi Jinn Industrial Co., Ltd.	34,200	16,633
*	Yieh Phui Enterprise Co., Ltd.	228,447	81,206
	Youngtek Electronics Corp.	24,000	44,103
	Yuanta Futures Co., Ltd.	11,280	20,580
	Yulon Finance Corp.	4,400	14,895
*	Yulon Motor Co., Ltd.	102,152	127,359
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	31,550
	Yungshin Construction & Development Co., Ltd.	12,000	16,263
	Zeng Hsing Industrial Co., Ltd.	9,000	42,904

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Zenitron Corp.	27,000	$19,948
	Zero One Technology Co., Ltd.	22,000	28,005
	Zhen Ding Technology Holding, Ltd.	79,000	334,814
*	Zig Sheng Industrial Co., Ltd.	79,000	22,205
*	Zinwell Corp.	64,000	40,715
	ZongTai Real Estate Development Co., Ltd.	24,300	32,836

TOTAL TAIWAN			27,771,815

THAILAND — (0.7%)
	Advanced Information Technology PCL, Class F	22,400	11,427
	AJ Plast PCL	46,500	27,750
	Allianz Ayudhya Capital PCL	11,000	11,647
	Amata Corp. PCL	122,800	46,098
	Ananda Development PCL	334,800	15,254
	AP Thailand PCL	365,700	73,334
*	Asia Aviation PCL	203,200	9,323
	Asia Plus Group Holdings PCL	204,100	10,870
	Asia Sermkij Leasing PCL	25,700	14,842
	Bangchak Corp. PCL	166,100	77,274
	Bangkok Insurance PCL	8,700	75,367
	Bangkok Land PCL	2,507,300	78,033
*	Bangkok Life Assurance PCL	39,400	22,628
	Banpu PCL	660,400	138,786
	Cal-Comp Electronics Thailand PCL, Class F	428,200	31,599
*	CH Karnchang PCL	130,500	62,387
	CIMB Thai Bank PCL	2,826,000	48,963
*	COL PCL	56,800	34,261
*	Country Group Development PCL	992,900	20,388
	Eastern Polymer Group PCL, Class F	217,100	34,410
	Eastern Water Resources Development and Management PCL, Class F	105,500	30,464
	Erawan Group PCL (The)	156,400	11,341
	GFPT PCL	144,700	52,926
	Global Green Chemicals PCL, Class F	86,200	20,051
	Hana Microelectronics PCL	128,500	185,530
	IRPC PCL	1,743,200	112,979
*	Italian-Thai Development PCL	294,400	8,407
	KGI Securities Thailand PCL	247,300	22,058
	Khon Kaen Sugar Industry PCL	362,960	26,552
	Kiatnakin Phatra Bank PCL	24,800	31,430
	Lam Soon Thailand PCL	56,200	7,826
	Lanna Resources PCL	28,000	5,211
	LH Financial Group PCL	1,023,100	29,215
*	Loxley PCL	479,200	19,987
	LPN Development PCL	296,700	36,174
	MBK PCL	138,700	48,062
	Millcon Steel PCL	211,520	4,615
*	Minor International PCL	410,970	220,204
	Namyong Terminal PCL	91,000	9,343
	Noble Development PCL	23,600	15,068
	Origin Property PCL, Class F	65,400	13,849
	PCS Machine Group Holding PCL	86,800	12,254
	Platinum Group PCL (The), Class F	124,000	8,037
	Polyplex Thailand PCL	85,200	65,880
	Power Solution Technologies PCL, Class F	161,200	7,913
*	Precious Shipping PCL	126,000	19,647
	Property Perfect PCL	677,930	7,178
	Pruksa Holding PCL	177,200	55,717
	Quality Houses PCL	1,493,100	99,644
*	Raimon Land PCL	515,800	9,268

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Regional Container Lines PCL	119,500	$24,730
	Rojana Industrial Park PCL	220,300	27,142
	Samart Corp. PCL	178,900	28,011
	Sansiri PCL	1,500,600	27,925
	SC Asset Corp. PCL	339,100	25,024
	Sena Development PCL	196,116	16,863
	Siam City Cement PCL	9,200	34,979
	Siam Future Development PCL	196,440	26,850
	Siamgas & Petrochemicals PCL	167,600	48,665
	Singha Estate PCL	194,300	6,920
	Somboon Advance Technology PCL	57,400	24,494
	SPCG PCL	77,500	49,234
*	Sri Trang Agro-Industry PCL	99,900	114,588
	Star Petroleum Refining PCL	199,400	33,908
	Supalai PCL	252,825	127,355
	Super Energy Corp. PCL	2,470,900	65,801
*	Thai Airways International PCL	179,200	16,559
	Thai Oil PCL	179,200	196,923
	Thai Stanley Electric PCL, Class F	5,700	26,427
	Thai Union Group PCL, Class F	30,400	14,826
	Thai Wah PCL, Class F	75,200	8,203
	Thanachart Capital PCL	101,900	89,909
	Thitikorn PCL	41,600	9,276
	Thoresen Thai Agencies PCL	261,800	23,183
	Tisco Financial Group PCL	19,800	44,946
	TMB Bank PCL	3,818,596	99,240
*	TMT Steel PCL	70,200	11,082
	TPI Polene PCL	1,534,100	67,925
	TPI Polene Power PCL	263,600	35,522
	True Corp. PCL	1,782,200	155,533
*	U City PCL, Class F	545,400	19,074
	Unique Engineering & Construction PCL	138,400	18,029
	Univanich Palm Oil PCL	46,900	7,343
	Univentures PCL	165,100	11,972
*	Vanachai Group PCL	88,600	8,727
	Vinythai PCL	88,700	68,586
	WHA Corp. PCL	393,100	30,018
	Workpoint Entertainment PCL	70,000	22,122

TOTAL THAILAND			3,709,385

TURKEY — (0.2%)
*	Adese Alisveris Merkezleri Ticaret A.S.	38,250	11,933
	Aksa Akrilik Kimya Sanayii A.S.	33,356	32,228
*	Aksa Enerji Uretim A.S.	24,121	17,783
	Alarko Holding A.S.	33,735	24,898
*	Albaraka Turk Katilim Bankasi A.S.	224,420	43,558
	Anadolu Anonim Turk Sigorta Sirketi	26,991	21,438
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	29,212	67,869
	Aygaz A.S.	7,238	9,135
*	Bera Holding A.S.	122,261	131,341
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	15,844
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	24,301
*	Coca-Cola Icecek A.S.	11,507	61,817
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	1,942	6,058
*	Global Yatirim Holding A.S.	23,941	15,165
	GSD Holding A.S.	62,912	15,792
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	50,203	31,337
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	170,857	63,193
	Kordsa Teknik Tekstil A.S.	15,368	20,004

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Koza Altin Isletmeleri A.S.	2,165	$19,130
	Nuh Cimento Sanayi A.S.	8,793	31,598
*	Pegasus Hava Tasimaciligi A.S.	5,048	23,944
*	Sekerbank Turk A.S.	132,226	28,653
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	26,679
	TAV Havalimanlari Holding A.S.	25,233	41,549
	Tekfen Holding A.S.	16,675	26,224
*	Turk Hava Yollari AO	16,215	17,447
*	Turkiye Halk Bankasi A.S.	124,433	69,840
*	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	66,858
	Turkiye Sise ve Cam Fabrikalari A.S.	338,508	246,973
*	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	27,229

TOTAL TURKEY			1,239,818

UNITED ARAB EMIRATES — (0.1%)
*	Ajman Bank PJSC	54,612	10,167
	Aldar Properties PJSC	213,657	157,769
*	Amlak Finance PJSC	237,669	17,245
*	DAMAC Properties Dubai Co. PJSC	198,981	58,542
	Dana Gas PJSC	100,173	18,422
*	Deyaar Development PJSC	556,563	40,834
	Dubai Investments PJSC	168,249	51,650
*	DXB Entertainments PJSC	1,132,789	35,197
*	Emaar Properties PJSC	141,578	101,456
*	Eshraq Investments PJSC	368,245	30,161
	RAK Properties PJSC	230,019	24,068
	Ras Al Khaimah Ceramics	55,894	20,985

TOTAL UNITED ARAB EMIRATES			566,496

UNITED KINGDOM — (9.9%)
	Aggreko P.L.C.	66,641	379,828
	Alliance Pharma P.L.C.	83,598	79,595
	Allied Minds P.L.C.	19,783	9,315
	Anglo-Eastern Plantations P.L.C.	3,836	23,711
*	Arrow Global Group P.L.C.	36,788	59,716
*Ω	Ascential P.L.C.	36,597	131,064
	Babcock International Group P.L.C.	119,557	336,802
*	Balfour Beatty P.L.C.	170,959	472,473
*	Bank of Georgia Group P.L.C.	10,623	123,535
*	Barratt Developments P.L.C.	117,992	737,519
	Beazley P.L.C.	87,636	334,092
	Begbies Traynor Group P.L.C.	12,789	13,841
	Bellway P.L.C.	38,125	1,153,479
	Berkeley Group Holdings P.L.C.	14,539	764,436
Ω	Biffa P.L.C.	17,008	47,632
	Bloomsbury Publishing P.L.C.	20,008	66,217
	Bodycote P.L.C.	49,089	413,960
	Braemar Shipping Services P.L.C.	4,667	7,434
	Brewin Dolphin Holdings P.L.C.	33,624	105,835
	Burford Capital, Ltd.	23,229	197,863
	C&C Group P.L.C.	118,531	248,343
*	Cairn Energy P.L.C.	137,745	247,635
	CareTech Holdings P.L.C.	18,706	110,016
	Carr’s Group P.L.C.	11,580	15,010
	Castings P.L.C.	4,281	17,744
	Centamin P.L.C.	316,269	508,639
*	Centaur Media P.L.C.	16,082	4,688
	Central Asia Metals P.L.C.	19,862	43,365

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Centrica P.L.C.	962,435	$463,506
	Chemring Group P.L.C.	75,743	256,411
	Chesnara P.L.C.	36,124	122,696
	Cineworld Group P.L.C.	241,641	89,372
	Clarkson P.L.C.	7,758	202,065
	Clinigen Group P.L.C.	3,490	27,228
	Close Brothers Group P.L.C.	43,721	609,653
Ω	CMC Markets P.L.C.	21,846	94,871
	CNH Industrial NV	43,277	334,469
Ω	ConvaTec Group P.L.C.	194,331	454,916
Ω	Countryside Properties P.L.C.	95,976	419,188
*	Crest Nicholson Holdings P.L.C.	77,112	219,286
	Daily Mail & General Trust P.L.C., Class A	40,318	352,982
	DFS Furniture P.L.C.	40,764	108,578
*	Dialight P.L.C.	7,087	24,838
	Direct Line Insurance Group P.L.C.	228,546	781,034
	DiscoverIE Group P.L.C.	17,330	129,064
	Diversified Gas & Oil P.L.C.	47,241	68,669
	Dixons Carphone P.L.C.	241,138	300,586
	Drax Group P.L.C.	112,465	430,669
*	DS Smith P.L.C.	281,843	1,033,856
	easyJet P.L.C.	27,778	182,153
*	EKF Diagnostics Holdings P.L.C.	61,585	59,835
*	Elementis P.L.C.	110,846	106,840
*	EnQuest P.L.C.	312,538	38,640
*Ω	Equiniti Group P.L.C.	104,888	140,318
*	Essentra P.L.C.	63,219	201,754
	Euromoney Institutional Investor P.L.C.	10,048	107,272
	Ferrexpo P.L.C.	92,224	227,591
*	Firstgroup P.L.C.	344,809	183,474
	Flowtech Fluidpower P.L.C.	7,489	6,986
*	Foxtons Group P.L.C.	71,351	31,432
*	Frasers Group P.L.C.	49,289	239,109
	Fuller Smith & Turner P.L.C., Class A	6,566	49,534
	Galliford Try Holdings P.L.C.	37,963	35,111
	Gamesys Group P.L.C.	1,467	22,093
*	Gem Diamonds, Ltd.	32,180	15,327
	Genel Energy P.L.C.	23,686	34,609
*	Georgia Capital P.L.C.	7,964	37,969
	Go-Ahead Group P.L.C. (The)	4,789	36,335
	Goodwin P.L.C.	314	12,123
*	Grafton Group P.L.C.	68,236	593,209
	Grainger P.L.C.	96,242	348,667
	Greencore Group P.L.C.	10,752	12,588
	Gulf Keystone Petroleum, Ltd.	67,566	61,389
*	GVC Holdings P.L.C.	97,443	1,220,675
*Ω	Gym Group P.L.C. (The)	24,303	43,478
	H&T Group P.L.C.	3,869	11,043
	Halfords Group P.L.C.	59,725	186,098
	Hargreaves Services P.L.C.	7,040	18,783
Ω	Hastings Group Holdings P.L.C.	74,102	239,443
	Headlam Group P.L.C.	22,372	76,992
	Helical P.L.C.	23,526	103,627
	Henry Boot P.L.C.	14,040	44,924
*	Hochschild Mining P.L.C.	65,061	185,591
*	Horizon Discovery Group P.L.C.	21,363	24,582
*Ω	Hostelworld Group P.L.C.	12,920	8,370
	Hunting P.L.C.	36,382	65,818
	Hyve Group P.L.C.	34,166	22,564

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Ibstock P.L.C.	95,414	$198,431
*	Inchcape P.L.C.	93,532	599,981
*	Informa P.L.C.	152,893	829,541
*	International Personal Finance P.L.C.	17,848	13,188
	Investec P.L.C.	201,254	374,511
*	IWG P.L.C.	67,728	222,161
	J Sainsbury P.L.C.	413,448	1,079,192
	James Fisher & Sons P.L.C.	5,306	77,988
	JET2 P.L.C.	11,604	127,844
Ω	John Laing Group P.L.C.	85,324	311,386
*	John Menzies P.L.C.	6,811	9,355
*	John Wood Group P.L.C.	173,764	476,999
*	Joules Group P.L.C.	8,474	11,642
	Jupiter Fund Management P.L.C.	97,051	292,393
*	Just Group P.L.C.	235,678	128,657
	KAZ Minerals P.L.C.	32,768	267,357
	Keller Group P.L.C.	20,765	136,599
*	Kier Group P.L.C.	33,146	20,256
	Kin & Carta P.L.C.	18,433	19,126
*	Kingfisher P.L.C.	565,062	2,101,457
*	Lamprell P.L.C.	66,081	25,792
	Lancashire Holdings, Ltd.	39,632	327,063
	Lookers P.L.C.	89,330	18,227
*	LSL Property Services P.L.C.	23,302	61,868
	M&G P.L.C.	533,023	1,013,898
	Macfarlane Group P.L.C.	524	556
	Man Group P.L.C.	421,779	588,577
	Marks & Spencer Group P.L.C.	304,603	350,927
	Marston’s P.L.C.	187,638	117,448
	McBride P.L.C.	19,948	15,843
*Ω	McCarthy & Stone P.L.C.	98,693	150,118
*	Mears Group P.L.C.	31,020	42,350
	Mediclinic International P.L.C.	91,030	333,324
*	Meggitt P.L.C.	113,889	403,565
*	Melrose Industries P.L.C.	556,559	863,372
*	Metro Bank P.L.C.	8,823	6,928
*	Micro Focus International P.L.C.	72,707	204,018
*	Mitchells & Butlers P.L.C.	61,129	124,180
	MJ Gleeson P.L.C.	11,285	84,669
*	Morgan Sindall Group P.L.C.	9,270	132,453
	MP Evans Group P.L.C.	1,185	8,901
	N Brown Group P.L.C.	27,931	20,649
	Naked Wines P.L.C.	10,404	62,684
*	National Express Group P.L.C.	118,847	230,553
	NCC Group P.L.C.	55,476	131,652
*	Ninety One P.L.C.	100,627	270,507
	Norcros P.L.C.	16,487	37,187
	Numis Corp. P.L.C.	12,643	48,748
*	OneSavings Bank P.L.C.	65,007	259,309
	Pan African Resources P.L.C.	302,516	76,765
	Paragon Banking Group P.L.C.	55,072	211,319
*	Parkmead Group P.L.C. (The)	15,615	5,497
	Pearson P.L.C.	59,614	393,856
	Pearson P.L.C., Sponsored ADR	119,471	798,066
*	Pendragon P.L.C.	413,098	69,311
*	Petrofac, Ltd.	42,806	65,946
*	Petropavlovsk P.L.C.	772,464	267,554
	Pets at Home Group P.L.C.	141,097	708,587
	Phoenix Group Holdings P.L.C.	137,472	1,180,505

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Photo-Me International P.L.C.	37,784	$23,976
*	Playtech P.L.C.	62,660	276,292
*	Polypipe Group P.L.C.	27,630	164,515
*	PPHE Hotel Group, Ltd.	860	11,209
*	Premier Foods P.L.C.	195,519	234,301
*	Premier Oil P.L.C.	199,335	29,374
*	Provident Financial P.L.C.	65,571	197,456
	PZ Cussons P.L.C.	68,877	206,750
	QinetiQ Group P.L.C.	155,098	475,035
	Rank Group P.L.C.	43,286	50,534
	Reach P.L.C.	91,064	123,927
	Redde Northgate P.L.C.	39,470	90,799
*	Redrow P.L.C.	73,870	398,281
	Renewi P.L.C.	172,747	47,795
	Restaurant Group P.L.C. (The)	37,530	19,714
	Rhi Magnesita NV	2,226	73,860
	Ricardo P.L.C.	9,039	42,270
	Robert Walters P.L.C.	1,497	7,745
	Royal Mail P.L.C.	180,633	531,678
*	RPS Group P.L.C.	52,390	34,484
	RSA Insurance Group P.L.C.	221,816	1,218,123
	S&U P.L.C.	850	18,383
*	Saga P.L.C.	10,575	18,929
*	Savills P.L.C.	12,077	130,073
*	Scapa Group P.L.C.	22,456	35,205
*	SDL P.L.C.	20,405	182,508
*	Senior P.L.C.	96,171	68,407
	Severfield P.L.C.	59,426	42,563
*	SIG P.L.C.	96,397	29,984
	Signature Aviation P.L.C.	161,848	495,608
	Smart Metering Systems P.L.C.	7,279	54,751
	Spectris P.L.C.	8,144	261,384
	Speedy Hire P.L.C.	122,343	83,589
Ω	Spire Healthcare Group P.L.C.	46,663	71,941
	SSP Group P.L.C.	363	879
	St. Modwen Properties P.L.C.	55,429	238,068
	Standard Life Aberdeen P.L.C.	213,644	622,510
*	Stobart Group, Ltd.	45,051	10,790
	Stock Spirits Group P.L.C.	39,966	109,564
	Superdry P.L.C.	6,793	15,847
	T Clarke P.L.C.	15,910	17,402
	Tate & Lyle P.L.C.	85,148	656,387
*	Taylor Wimpey P.L.C.	604,113	827,691
*	TBC Bank Group P.L.C.	1,937	23,077
	TP ICAP P.L.C.	172,793	427,883
*	Travis Perkins P.L.C.	65,091	893,978
	Trifast P.L.C.	24,071	37,714
*	TT Electronics P.L.C.	41,466	105,292
	TUI AG	10,636	41,751
*	Tullow Oil P.L.C.	369,446	96,921
*	Tungsten Corp. P.L.C.	20,245	7,669
*	Tyman P.L.C.	19,065	65,923
	U & I Group P.L.C.	37,908	27,510
	UDG Healthcare P.L.C.	28,989	272,468
	Urban & Civic P.L.C.	30,460	80,901
*	Vectura Group P.L.C.	189,631	253,002
	Vertu Motors P.L.C.	28,861	11,005
	Vesuvius P.L.C.	61,001	315,532
*	Virgin Money UK P.L.C.	139,735	169,440

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Vistry Group P.L.C.	69,728	$492,001
*	Vitec Group P.L.C. (The)	5,645	52,195
	Volex P.L.C.	6,253	19,533
	Volution Group P.L.C.	37,985	95,522
	Vp P.L.C.	3,920	30,840
	Watkin Jones P.L.C.	5,928	10,292
*	Weir Group P.L.C (The)	37,809	702,406
*	Whitbread P.L.C.	43,762	1,218,454
	Wm Morrison Supermarkets P.L.C.	534,999	1,129,315
*	Xaar P.L.C.	19,705	33,446
	Young & Co’s Brewery P.L.C.	960	6,593
	Young & Co’s Brewery P.L.C., Class A	5	53
	Zotefoams P.L.C.	3,822	20,342

TOTAL UNITED KINGDOM			50,116,545

UNITED STATES — (0.0%)
	Caledonia Mining Corp. P.L.C.	1,100	17,963
	Textainer Group Holdings, Ltd.	711	10,039

TOTAL UNITED STATES			28,002

TOTAL COMMON STOCKS			502,508,247

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	17,864	37,982
*	Banco ABC Brasil SA	211	448
	Banco do Estado do Rio Grande do Sul SA, Class B	42,400	88,673
	Banco Pan SA	32,265	41,948
	Braskem SA, Class A	31,689	126,139
	Cia Ferro Ligas da Bahia - FERBASA	9,400	29,783
*	Eucatex SA Industria e Comercio	8,800	11,349
	Gerdau SA	216,500	822,918
	Grazziotin SA	1,600	8,148
	Marcopolo SA	156,673	66,897
	Randon SA Implementos e Participacoes	53,554	118,440
	Schulz SA	7,000	14,517
	Unipar Carbocloro SA	11,184	58,961
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	84,000	159,569

TOTAL BRAZIL			1,585,772

GERMANY — (0.2%)
	Biotest AG	2,716	81,634
	Draegerwerk AG & Co. KGaA	2,384	191,551
	Jungheinrich AG	12,365	449,556
	Schaeffler AG	27,512	167,530
	Sixt SE	3,248	153,783
	STO SE & Co. KGaA	568	71,050
	Villeroy & Boch AG	889	12,842

TOTAL GERMANY			1,127,946

UNITED KINGDOM — (0.0%)
	McBride P.L.C.	219,428	284

TOTAL PREFERRED STOCKS			2,714,002

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	66,848	$48,131

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	1,385	0

GERMANY — (0.0%)
* Grammer AG Rights 11/12/20	561	265

HONG KONG — (0.0%)
* Jiayuan International Group, Ltd. Rights 11/30/20	2,651	0

ITALY — (0.0%)
* Banca Monte dei Paschi di Siena SpA Rights 11/21/20	7,614	0
* Cattolica Assicurazioni Rights 11/26/20	42,583	0

TOTAL ITALY		0

MALAYSIA — (0.0%)
* JAKS Resources Bhd Rights 11/12/20	135,520	8,480

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0

SOUTH KOREA — (0.0%)
* Doosan Fuel Cell Co., Ltd. Rights 12/8/20	162	1,128

TAIWAN — (0.0%)
* Da Li Development Co., Ltd. Rights 11/12/20	1,161	189
* Nuvoton Technology Corp. Rights 10/28/20	3,645	433
* Supreme Electronics Co., Ltd. Rights 10/28/20	5,176	0

TOTAL TAIWAN		622

THAILAND — (0.0%)
* MBK-W1, Inc. Warrants 1/21/21	5,548	1,388
* Minor International PCL 07/31/23	18,681	3,716

TOTAL THAILAND		5,104

TOTAL RIGHTS/WARRANTS		63,730

TOTAL INVESTMENT SECURITIES (Cost $576,102,762)		505,285,979

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	311,047	3,599,125

TOTAL INVESTMENTS — (100.0%) (Cost $579,700,409)		$508,885,104

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,754	$26,619,279	—	$26,622,033
Austria	—	3,398,316	—	3,398,316
Belgium	—	5,032,326	—	5,032,326
Brazil	5,205,209	—	—	5,205,209
Canada	38,044,898	33,643	—	38,078,541
Chile	3,429	547,005	—	550,434
China	3,046,386	42,159,820	—	45,206,206
Colombia	211,268	—	—	211,268
Denmark	—	9,499,800	—	9,499,800
Finland	—	8,316,033	—	8,316,033
France	—	19,822,913	—	19,822,913
Germany	—	22,928,659	—	22,928,659
Greece	—	278,020	—	278,020
Hong Kong	104,708	8,284,712	—	8,389,420
India	27,956	15,859,711	—	15,887,667
Indonesia	6,043	2,523,934	—	2,529,977
Ireland	—	1,648,327	—	1,648,327
Israel	240,779	3,368,723	—	3,609,502
Italy	82,646	11,212,594	—	11,295,240
Japan	—	88,352,510	—	88,352,510
Malaysia	—	3,543,792	—	3,543,792
Mexico	3,714,009	—	—	3,714,009
Netherlands	319,597	8,117,707	—	8,437,304
New Zealand	—	2,419,380	—	2,419,380
Norway	31,671	2,841,921	—	2,873,592
Philippines	—	1,249,949	—	1,249,949
Poland	—	944,474	—	944,474
Portugal	—	939,893	—	939,893
Qatar	—	774,833	—	774,833
Russia	816,237	158,534	—	974,771
Saudi Arabia	—	3,758,361	—	3,758,361
Singapore	—	2,414,935	—	2,414,935
South Africa	152,480	5,068,526	—	5,221,006
South Korea	207,880	24,932,442	—	25,140,322
Spain	—	6,154,699	—	6,154,699
Sweden	63,069	11,673,970	—	11,737,039
Switzerland	—	21,915,426	—	21,915,426
Taiwan	—	27,771,815	—	27,771,815
Thailand	3,709,385	—	—	3,709,385
Turkey	—	1,239,818	—	1,239,818
United Arab Emirates	—	566,496	—	566,496
United Kingdom	798,066	49,318,479	—	50,116,545
United States	—	28,002	—	28,002
Preferred Stocks
Brazil	1,585,772	—	—	1,585,772
Germany	—	1,127,946	—	1,127,946
United Kingdom	—	284	—	284
Rights/Warrants
Canada	—	48,131	—	48,131
Germany	—	265	—	265
Malaysia	—	8,480	—	8,480
South Korea	—	1,128	—	1,128
Taiwan	—	622	—	622

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	$5,104	—	$5,104
Securities Lending Collateral	—	3,599,125	—	3,599,125

TOTAL	$58,374,242	$450,510,862	—	$508,885,104

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (95.7%)
AUSTRALIA — (4.2%)
	A2B Australia, Ltd.	61,896	$44,976
	Accent Group, Ltd.	105,492	123,854
	Adairs, Ltd.	81,527	217,711
	Adbri, Ltd.	147,407	292,995
*	Afterpay, Ltd.	4,186	285,021
	AGL Energy, Ltd.	57,889	507,370
*	Ainsworth Game Technology, Ltd.	68,629	13,750
#*	Alkane Resources, Ltd.	90,017	78,327
	Alliance Aviation Services, Ltd.	11,891	27,495
	ALS, Ltd.	116,794	772,853
	Altium, Ltd.	33,183	870,960
	Alumina, Ltd.	242,873	245,317
#	AMA Group, Ltd.	101,999	52,411
#*	Amaysim Australia, Ltd.	59,320	27,974
	AMP, Ltd.	1,020,651	1,098,314
	Ampol, Ltd.	86,096	1,569,884
	Ansell, Ltd.	25,104	709,868
	APA Group	108,035	796,471
	APN Property Group, Ltd.	29,443	11,320
	Appen, Ltd.	9,531	217,082
*	Arafura Resources, Ltd.	16,794	1,097
	ARB Corp., Ltd.	19,652	425,683
#*	Ardent Leisure Group, Ltd.	193,020	88,275
	Aristocrat Leisure, Ltd.	65,365	1,316,237
	Asaleo Care, Ltd.	211,036	140,558
	ASX, Ltd.	4,901	274,430
	Atlas Arteria, Ltd.	151,651	600,700
	AUB Group, Ltd.	7,273	85,252
#	Aurelia Metals, Ltd.	275,436	90,441
	Aurizon Holdings, Ltd.	530,339	1,406,278
	AusNet Services	185,078	260,179
	Austal, Ltd.	104,574	199,406
	Australia & New Zealand Banking Group, Ltd.	162,583	2,157,579
*	Australian Agricultural Co., Ltd.	171,473	134,352
#	Australian Ethical Investment, Ltd.	11,755	35,280
#	Australian Finance Group, Ltd.	51,890	73,227
	Australian Pharmaceutical Industries, Ltd.	206,019	158,957
#*	Australian Strategic Materials, Ltd.	18,003	39,973
	Auswide Bank, Ltd.	3,295	11,387
	Baby Bunting Group, Ltd.	30,773	88,454
#	Bank of Queensland, Ltd.	164,124	740,440
	Bapcor, Ltd.	102,141	550,517
	Base Resources, Ltd.	56,903	9,406
	Beach Energy, Ltd.	858,441	711,835
	Beacon Lighting Group, Ltd.	18,860	19,567
	Bega Cheese, Ltd.	101,006	355,337
#	Bendigo & Adelaide Bank, Ltd.	147,493	693,843
	BHP Group, Ltd.	352,621	8,452,899
	BHP Group, Ltd., Sponsored ADR	13,830	665,361
	Bingo Industries, Ltd.	103,329	178,866
#*	Blackmores, Ltd.	3,936	194,401
#*	Blue Sky Alternative Investments, Ltd.	5,525	135
	BlueScope Steel, Ltd.	158,936	1,641,601
	Boral, Ltd.	338,923	1,085,335
	Brambles, Ltd.	118,372	798,338
	Bravura Solutions, Ltd.	48,757	100,624
	Breville Group, Ltd.	31,302	579,942

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Brickworks, Ltd.	39,552	$480,830
	BWX, Ltd.	44,309	117,545
*	Byron Energy, Ltd.	59,304	6,666
	Capitol Health, Ltd.	106,976	18,788
*	Cardno, Ltd.	70,457	14,471
	Carsales.com, Ltd.	56,976	832,407
#*	Cash Converters International, Ltd.	184,747	25,317
	Cedar Woods Properties, Ltd.	23,034	92,897
	Challenger, Ltd.	135,754	458,915
*	CIMIC Group, Ltd.	13,452	203,311
	Citadel Group, Ltd. (The)	11,227	44,756
*	City Chic Collective, Ltd.	26,152	48,635
#	Class, Ltd.	19,682	30,880
	Cleanaway Waste Management, Ltd.	611,584	881,672
#	Clinuvel Pharmaceuticals, Ltd.	5,525	80,284
	Clover Corp., Ltd.	24,457	30,411
	Coca-Cola Amatil, Ltd.	94,381	825,063
	Cochlear, Ltd.	5,187	774,187
	Codan, Ltd.	54,165	449,770
	Coles Group, Ltd.	132,804	1,659,024
#	Collection House, Ltd.	64,782	18,528
	Collins Foods, Ltd.	70,593	479,144
	Commonwealth Bank of Australia	97,789	4,747,806
	Computershare, Ltd.	103,994	888,723
#*	Cooper Energy, Ltd.	474,722	105,073
#*	Corporate Travel Management, Ltd.	26,684	273,840
	Costa Group Holdings, Ltd.	140,761	352,193
	Credit Corp. Group, Ltd.	18,390	236,832
	Crown Resorts, Ltd.	70,527	410,601
	CSL, Ltd.	28,867	5,844,334
	CSR, Ltd.	273,453	846,539
	Data#3, Ltd.	37,256	163,510
*	Decmil Group, Ltd.	467,402	21,051
*	Deterra Royalties, Ltd.	82,122	226,854
	Dicker Data, Ltd.	8,078	54,669
	Domain Holdings Australia, Ltd.	60,724	168,435
	Domino’s Pizza Enterprises, Ltd.	18,521	1,103,141
	Downer EDI, Ltd.	307,376	950,380
	DWS, Ltd.	41,130	33,710
#	Eagers Automotive, Ltd.	48,592	371,645
#*	Eclipx Group, Ltd.	141,679	148,088
	Elanor Investor Group	19,470	18,760
	Elders, Ltd.	55,872	440,553
*	Electro Optic Systems Holdings, Ltd.	6,459	24,989
#*	Emeco Holdings, Ltd.	84,755	45,240
	EQT Holdings, Ltd.	2,599	45,673
	Estia Health, Ltd.	119,392	111,633
	EVENT Hospitality and Entertainment, Ltd.	47,725	276,667
	Evolution Mining, Ltd.	484,268	1,898,541
*	FAR, Ltd.	1,063,607	8,224
	Fleetwood Corp., Ltd.	22,875	28,802
#	FlexiGroup, Ltd.	196,202	129,780
*	Flight Centre Travel Group, Ltd.	29,786	235,761
	Fortescue Metals Group, Ltd.	379,329	4,640,518
#	Freedom Foods Group, Ltd.	8,951	14,203
	G8 Education, Ltd.	386,760	308,102
#*	Galaxy Resources, Ltd.	51,894	50,922
*	Genex Power, Ltd.	14,287	1,707
	GENEX POWER, Ltd. COMMON STOCK	3,438	411

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Genworth Mortgage Insurance Australia, Ltd.	110,912	$133,073
*	Gold Road Resources, Ltd.	141,107	132,085
*	GrainCorp, Ltd., Class A	107,536	267,554
	Grange Resources, Ltd.	238,429	41,078
*	Greenland Minerals, Ltd.	177,454	35,110
	GUD Holdings, Ltd.	31,087	277,307
	GWA Group, Ltd.	104,874	194,359
	Hansen Technologies, Ltd.	40,822	113,424
	Harvey Norman Holdings, Ltd.	180,374	564,255
	Healius, Ltd.	238,369	564,916
#	Helloworld Travel, Ltd.	3,137	3,782
#	HT&E, Ltd.	85,589	90,237
#	HUB24, Ltd.	8,166	131,945
	HUB24, Ltd.	325	5,247
	Huon Aquaculture Group, Ltd.	11,190	20,838
	IDP Education, Ltd.	45,706	620,086
	IGO, Ltd.	178,120	556,719
	Iluka Resources, Ltd.	82,122	297,586
	Imdex, Ltd.	130,607	110,638
	Incitec Pivot, Ltd.	547,912	739,259
	Infomedia, Ltd.	124,521	135,856
	Inghams Group, Ltd.	100,256	201,733
	Insurance Australia Group, Ltd.	172,477	578,957
*	Intega Group, Ltd.	70,457	13,862
	Integral Diagnostics, Ltd.	32,119	94,946
#	Integrated Research, Ltd.	34,225	84,520
#	InvoCare, Ltd.	52,396	372,217
	IOOF Holdings, Ltd.	248,151	509,609
	IPH, Ltd.	45,859	212,550
	IRESS, Ltd.	55,985	362,262
	IVE Group, Ltd.	58,367	30,977
	James Hardie Industries P.L.C.	57,444	1,394,733
#	James Hardie Industries P.L.C., Sponsored ADR	1,045	25,477
	Japara Healthcare, Ltd.	122,823	33,265
	JB Hi-Fi, Ltd.	80,360	2,685,267
	Johns Lyng Group, Ltd.	23,834	51,781
#	Jumbo Interactive, Ltd.	12,500	95,557
	Jupiter Mines, Ltd.	662,581	132,681
#*	Karoon Energy, Ltd.	287,126	156,250
	Kogan.com, Ltd.	8,157	118,081
	Lendlease Corp., Ltd.	96,197	809,222
	Lifestyle Communities, Ltd.	5,731	40,993
	Link Administration Holdings, Ltd.	230,261	774,249
#	Lovisa Holdings, Ltd.	12,650	66,914
#*	Lynas Corp., Ltd.	66,222	131,752
	MACA, Ltd.	131,271	76,027
	Macmahon Holdings, Ltd.	300,111	50,548
	Macquarie Group, Ltd.	18,436	1,643,753
	Magellan Financial Group, Ltd.	19,802	767,497
*	Mayne Pharma Group, Ltd.	699,050	147,354
	McMillan Shakespeare, Ltd.	32,345	212,771
	McPherson’s, Ltd.	60,297	96,176
	McPherson’s, Ltd.	8,993	14,349
	Medibank Pvt, Ltd.	510,412	958,132
*	Medusa Mining, Ltd.	85,990	48,364
#*	Mesoblast, Ltd.	81,390	174,986
#*	Metals X, Ltd.	435,023	23,853
	Metcash, Ltd.	580,173	1,203,435
#*	Metro Mining, Ltd.	120,794	5,277

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Mineral Resources, Ltd.	60,820	$1,067,987
*	MMA Offshore, Ltd.	194,518	7,797
	MNF Group, Ltd.	6,933	21,920
	Monadelphous Group, Ltd.	24,054	154,682
	Monash IVF Group, Ltd.	164,283	66,402
	Money3 Corp., Ltd.	70,036	110,781
	Mortgage Choice, Ltd.	52,196	39,254
	Mount Gibson Iron, Ltd.	140,718	67,257
#*	Myer Holdings, Ltd.	341,996	55,503
	MyState, Ltd.	25,063	71,079
	National Australia Bank, Ltd.	226,385	2,961,790
	Navigator Global Investments, Ltd.	24,936	27,035
	Netwealth Group, Ltd.	24,166	293,510
	New Energy Solar, Ltd.	12,676	7,216
#	New Hope Corp., Ltd.	195,956	147,370
	Newcrest Mining, Ltd.	38,507	798,539
*	NEXTDC, Ltd.	31,711	283,935
	nib holdings, Ltd.	157,246	460,156
#	Nick Scali, Ltd.	21,590	126,474
	Nine Entertainment Co. Holdings, Ltd.	654,945	957,392
	Northern Star Resources, Ltd.	181,176	1,913,927
	NRW Holdings, Ltd.	233,457	358,083
*	Nufarm, Ltd.	108,559	262,493
	OFX Group, Ltd.	72,450	63,592
	Oil Search, Ltd.	262,746	474,379
	OM Holdings, Ltd.	46,008	10,222
	Omni Bridgeway, Ltd.	44,393	107,991
	oOh!media, Ltd.	276,860	255,102
	Orica, Ltd.	26,440	283,827
	Origin Energy, Ltd.	229,423	645,369
	Orora, Ltd.	426,136	772,295
	OZ Minerals, Ltd.	131,282	1,371,422
	Pacific Current Group, Ltd.	22,114	90,587
#	Pacific Smiles Group, Ltd.	7,482	9,709
	Pact Group Holdings, Ltd.	71,659	118,375
*	Panoramic Resources, Ltd.	593,121	43,709
	Peet, Ltd.	156,657	117,768
	Pendal Group, Ltd.	68,668	312,406
	People Infrastructure, Ltd.	5,291	12,423
	Perenti Global, Ltd.	298,302	219,369
	Perpetual, Ltd.	20,237	387,313
*	Perseus Mining, Ltd.	459,094	397,063
	Platinum Asset Management, Ltd.	90,485	194,083
#*	Praemium, Ltd.	17,729	8,120
	Premier Investments, Ltd.	16,297	244,424
	Pro Medicus, Ltd.	13,699	312,692
	Propel Funeral Partners, Ltd.	5,216	10,313
	PSC Insurance Group, Ltd.	6,696	13,639
	PWR Holdings, Ltd.	20,749	66,215
*	Qantas Airways, Ltd.	159,262	468,538
	QBE Insurance Group, Ltd.	202,181	1,169,149
	Qube Holdings, Ltd.	304,285	566,381
	Ramelius Resources, Ltd.	272,182	371,598
	Ramsay Health Care, Ltd.	23,595	1,033,798
#	REA Group, Ltd.	5,612	466,705
	Reckon, Ltd.	16,235	8,840
*	Red 5, Ltd.	453,425	88,141
#	Reece, Ltd.	27,819	268,756
#	Regis Healthcare, Ltd.	48,428	35,111

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Regis Resources, Ltd.	240,379	$705,542
#*	Reject Shop, Ltd. (The)	13,887	60,691
	Reliance Worldwide Corp., Ltd.	98,249	283,619
*	Resolute Mining, Ltd.	380,087	215,870
	Ridley Corp., Ltd.	99,459	55,604
	Rio Tinto, Ltd.	46,356	3,015,636
*	RPMGlobal Holdings, Ltd.	22,062	16,746
	Sandfire Resources, Ltd.	128,155	398,802
	Santos, Ltd.	326,221	1,084,484
*	Saracen Mineral Holdings, Ltd.	315,994	1,262,845
	SeaLink Travel Group, Ltd.	22,749	93,404
	Seek, Ltd.	7,870	118,990
	Select Harvests, Ltd.	36,042	155,124
*	Senex Energy, Ltd.	848,656	176,060
	Servcorp, Ltd.	11,131	19,384
#	Service Stream, Ltd.	159,867	225,459
#	Seven Group Holdings, Ltd.	42,998	587,133
#*	Seven West Media, Ltd.	640,772	74,240
	SG Fleet Group, Ltd.	25,696	30,496
*	Sigma Healthcare, Ltd.	513,456	191,617
*	Silver Lake Resources, Ltd.	306,707	459,301
	Sims, Ltd.	76,371	513,589
	SmartGroup Corp., Ltd.	28,813	110,255
	Sonic Healthcare, Ltd.	20,009	490,081
	South32, Ltd., ADR	10,815	76,246
	South32, Ltd.	605,231	863,653
#*	Southern Cross Media Group, Ltd.	1,132,093	139,063
	Spark Infrastructure Group	350,977	489,777
#*	SpeedCast International, Ltd.	165,938	34,560
#	SRG Global, Ltd.	103,215	22,120
	St Barbara, Ltd.	255,197	479,886
	Stanmore Coal, Ltd.	27,285	13,541
	Star Entertainment Grp, Ltd. (The)	362,404	835,158
	Steadfast Group, Ltd.	143,712	360,320
	Suncorp Group, Ltd.	164,736	951,399
	Super Retail Group, Ltd.	147,085	1,157,572
*	Superloop, Ltd.	17,105	11,085
	Sydney Airport	104,912	402,241
#*	Syrah Resources, Ltd.	89,794	28,836
	Tabcorp Holdings, Ltd.	617,263	1,426,263
	Tassal Group, Ltd.	105,184	261,868
	Technology One, Ltd.	87,429	551,917
	Telstra Corp., Ltd.	350,897	660,804
	Telstra Corp., Ltd., ADR	939	8,827
*	TPG Telecom, Ltd.	95,208	480,549
	Transurban Group	90,718	859,070
	Treasury Wine Estates, Ltd.	98,265	633,499
*	Troy Resources, Ltd.	92,972	8,214
*	Tuas, Ltd.	91,124	48,318
*	United Malt Grp, Ltd.	123,108	348,977
	Village Roadshow, Ltd.	62,441	97,937
*	Virgin Australia Holdings, Ltd.	328,693	0
	Virtus Health, Ltd.	42,133	132,938
	Vita Group, Ltd.	62,134	43,397
Ω	Viva Energy Group, Ltd.	14,307	16,925
*	Vocus Group, Ltd.	221,537	536,511
#	Webjet, Ltd.	45,166	110,653
	Wesfarmers, Ltd.	95,120	3,079,013
#	Western Areas, Ltd.	139,167	188,020

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Westgold Resources, Ltd.	105,119	$191,255
	Westpac Banking Corp.	208,827	2,643,094
#	Whitehaven Coal, Ltd.	328,931	246,185
	WiseTech Global, Ltd.	6,978	142,320
	Woodside Petroleum, Ltd.	57,217	705,728
	Woolworths Group, Ltd.	85,461	2,298,926
	Worley, Ltd.	92,462	616,370
	WPP AUNZ, Ltd.	137,912	40,765
*	Xero, Ltd.	2,656	206,048

TOTAL AUSTRALIA			138,642,113

AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	5,588	100,977
	ANDRITZ AG	23,896	805,930
	AT&S Austria Technologie & Systemtechnik AG	15,848	288,060
	Atrium European Real Estate, Ltd.	41,124	97,746
*Ω	BAWAG Group AG	1,467	53,876
	CA Immobilien Anlagen AG	13,943	382,994
#*	DO & CO AG	2,162	78,547
*	Erste Group Bank AG	39,863	819,402
	EVN AG	16,122	257,494
*	FACC AG	1,947	10,682
*	Flughafen Wien AG	2,519	59,489
#*	IMMOFINANZ AG	19,184	257,259
#*	Lenzing AG	6,487	454,089
	Mayr Melnhof Karton AG	2,109	344,517
#	Oesterreichische Post AG	11,224	356,450
	OMV AG	29,916	691,549
	Palfinger AG	3,950	91,428
*	POLYTEC Holding AG	4,035	24,450
#*	Porr AG	2,136	28,516
*	Raiffeisen Bank International AG	55,975	808,186
#	Rosenbauer International AG	582	20,137
	S IMMO AG	7,826	115,641
#	Schoeller-Bleckmann Oilfield Equipment AG	2,607	63,182
*	Semperit AG Holding	1,666	42,775
*	Strabag SE	8,022	232,725
	Telekom Austria AG	54,154	364,246
	UBM Development AG	1,692	53,058
	UNIQA Insurance Group AG	47,128	265,450
	Verbund AG	3,126	180,289
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,906	404,178
	voestalpine AG	44,027	1,224,253
	Wienerberger AG	31,530	795,920
	Zumtobel Group AG	4,990	27,892

TOTAL AUSTRIA			9,801,387

BELGIUM — (0.7%)
*	Ackermans & van Haaren NV	9,614	1,183,420
	Ageas SA	46,157	1,858,698
*	AGFA-Gevaert NV	107,297	407,958
#	Anheuser-Busch InBev SA	69,892	3,615,245
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	56,115
*	Argenx SE	101	25,204
*	Argenx SE	1,574	393,029
	Atenor	822	49,245
	Banque Nationale de Belgique	10	18,938
	Barco NV	17,745	278,366

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Bekaert SA	16,807	$357,489
*	bpost SA	33,088	293,206
*	Cie d’Entreprises CFE	5,331	330,122
*	Deceuninck NV	24,144	42,322
	D’ieteren SA	12,659	634,215
#*	Econocom Group SA	51,414	113,120
	Elia Group SA	8,138	787,116
	Etablissements Franz Colruyt NV	23,970	1,417,927
	Euronav NV	63,745	465,776
#	Euronav NV	22,697	167,050
	EVS Broadcast Equipment SA	5,263	75,657
#*	Exmar NV	15,568	40,481
	Fagron	22,568	501,034
*	Galapagos NV	763	89,185
	Gimv NV	9,872	515,518
#	Immobel SA	2,898	200,726
#	Ion Beam Applications	1,711	22,386
*	Jensen-Group NV	1,808	41,311
	KBC Group NV	38,766	1,915,305
#*	Kinepolis Group NV	5,590	141,998
	Lotus Bakeries NV	105	410,860
*	MDxHealth	497	422
	Melexis NV	6,483	493,479
*	Ontex Group NV	31,661	350,276
	Orange Belgium SA	21,127	352,081
	Picanol	858	53,808
	Proximus SADP	49,493	962,154
	Recticel SA	25,013	245,721
	Resilux	566	86,408
	Shurgard Self Storage SA	2,788	118,881
*	Sioen Industries NV	4,905	125,511
#*	Sipef NV	2,254	112,228
	Solvay SA	20,372	1,655,231
	Telenet Group Holding NV	10,896	419,065
	TER Beke SA	239	26,620
*	Tessenderlo Group SA	13,271	451,737
	UCB SA	9,481	936,453
#	Umicore SA	30,376	1,171,034
	Van de Velde NV	1,633	41,578
	Viohalco SA	4,480	14,352

TOTAL BELGIUM			24,066,061

BRAZIL — (1.2%)
	AES Tiete Energia SA	80,013	204,985
	AES Tiete Energia SA	12,313	6,309
	Aliansce Sonae Shopping Centers SA	32,352	129,736
	Alliar Medicos A Frente SA	28,300	47,743
	Alupar Investimento SA	39,538	157,175
	Ambev SA, ADR	79,200	169,488
	Ambev SA	61,503	130,553
*	Anima Holding SA	6,400	31,130
	Arezzo Industria e Comercio SA	4,200	44,138
	Atacadao SA	22,500	72,347
*	B2W Cia Digital	7,100	93,100
	B3 SA - Brasil Bolsa Balcao	64,947	577,827
	Banco Bradesco SA	89,867	284,576
	Banco BTG Pactual SA	17,351	219,233
	Banco do Brasil SA	49,150	255,260
	Banco Santander Brasil SA	32,700	182,650

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	BB Seguridade Participacoes SA	91,840	$379,015
*	BR Malls Participacoes SA	216,040	307,233
	BR Properties SA	34,800	52,583
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	20,100	76,540
#	Braskem SA, Sponsored ADR	3,700	29,452
*	BRF SA	61,622	180,207
	Camil Alimentos SA	76,957	162,150
	CCR SA	426,387	829,299
	Centrais Eletricas Brasileiras SA	28,800	155,897
	Cia Brasileira de Distribuicao	19,843	214,236
	Cia de Locacao das Americas	109,500	479,758
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	354,965
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	50,922
	Cia de Saneamento de Minas Gerais-COPASA	16,734	124,821
	Cia de Saneamento do Parana	85,475	352,897
	Cia de Saneamento do Parana	50,100	41,736
#	Cia Energetica de Minas Gerais, Sponsored ADR	9,162	16,766
	Cia Energetica de Minas Gerais	32,379	65,571
	Cia Hering	14,177	39,310
	Cia Paranaense de Energia, Sponsored ADR	2,400	25,920
	Cia Paranaense de Energia	3,700	35,408
#	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	100,674
	Cia Siderurgica Nacional SA	244,382	874,808
	Cielo SA	219,366	128,838
	Cogna Educacao	511,787	382,639
	Construtora Tenda SA	22,188	103,865
*	Cosan Logistica SA	82,466	235,558
	Cosan SA	25,626	290,249
	CSU Cardsystem SA	19,900	45,259
	CVC Brasil Operadora e Agencia de Viagens SA	56,180	120,233
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	7,300	16,654
	Direcional Engenharia SA	30,000	58,923
	Duratex SA	111,659	373,043
*	EcoRodovias Infraestrutura e Logistica SA	79,655	138,683
	EDP - Energias do Brasil SA	81,688	242,020
*	Embraer SA	304,117	319,596
*	Embraer SA, Sponsored ADR	6,200	25,544
	Enauta Participacoes SA	50,328	83,062
	Energisa SA	68,004	497,412
*	Eneva SA	31,443	288,239
	Engie Brasil Energia SA	20,282	141,000
	Equatorial Energia SA	267,350	928,604
	Even Construtora e Incorporadora SA	29,712	53,387
	Ez Tec Empreendimentos e Participacoes SA	34,643	211,917
	Fleury SA	76,842	366,268
	Fras-Le SA	13,100	13,812
	Grendene SA	30,451	42,562
	Guararapes Confeccoes SA	39,500	93,760
Ω	Hapvida Participacoes e Investimentos SA	2,800	31,411
*	Helbor Empreendimentos SA	25,913	40,419
	Hypera SA	41,046	199,581
	Industrias Romi SA	21,116	45,154
	Instituto Hermes Pardini SA	20,471	76,490
*	International Meal Co. Alimentacao SA, Class A	140,406	70,473
	Iochpe-Maxion SA	29,623	68,560
	IRB Brasil Resseguros SA	160,561	171,811
	Itau Unibanco Holding SA, ADR	30,174	123,412
	Itau Unibanco Holding SA	17,236	66,025
	JBS SA	223,200	756,584

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	85,859	$96,214
*	JSL SA	2,209	3,523
	Kepler Weber SA	10,500	71,129
	Klabin SA	134,786	557,659
*	Light SA	63,618	213,873
	Linx SA, ADR	2,900	18,096
	Localiza Rent a Car SA	125,140	1,323,381
	LOG Commercial Properties e Participacoes SA	12,594	68,810
*	Log-in Logistica Intermodal SA	12,494	27,828
	Lojas Americanas SA	19,808	69,629
	Lojas Renner SA	183,644	1,198,593
	M Dias Branco SA	9,258	52,357
	Magazine Luiza SA	163,116	700,171
	Mahle-Metal Leve SA	13,068	40,630
	Marcopolo SA	38,800	16,161
*	Marfrig Global Foods SA	89,592	215,004
*	Marisa Lojas SA	59,123	63,575
*	Mills Estruturas e Servicos de Engenharia SA	64,273	56,903
*	Minerva SA	53,271	92,561
	MRV Engenharia e Participacoes SA	101,900	299,238
	Natura & Co. Holding SA	162,930	1,309,017
	Notre Dame Intermedica Participacoes S.A.	25,876	296,508
	Odontoprev SA	110,274	242,344
*	Omega Geracao SA	10,400	61,172
*	Petro Rio SA	39,375	214,924
	Petrobras Distribuidora SA	90,633	302,955
#	Petroleo Brasileiro SA, Sponsored ADR	42,200	278,942
	Petroleo Brasileiro SA, Sponsored ADR	31,500	208,845
	Petroleo Brasileiro SA	699,723	2,316,984
	Porto Seguro SA	65,943	544,971
	Portobello SA	46,837	51,343
	Positivo Tecnologia SA	15,800	11,152
*	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	21,954
	Qualicorp Consultoria e Corretora de Seguros SA	96,681	536,316
	Raia Drogasil SA	179,000	750,571
*	Restoque Comercio e Confeccoes de Roupas SA	7,048	4,974
*	Rumo SA	144,340	461,349
	Sao Carlos Empreendimentos e Participacoes SA	9,300	59,159
	Sao Martinho SA	82,184	301,497
Ω	Ser Educacional SA	27,270	63,209
*	SIMPAR SA	6,300	28,206
	SLC Agricola SA	37,100	165,329
	Smiles Fidelidade SA	21,100	53,063
	Sul America SA	58,237	405,876
*	Suzano SA	94,065	820,494
*	Suzano SA, Sponsored ADR	1,917	16,602
*	Tecnisa SA	25,185	34,718
	Tegma Gestao Logistica SA	22,104	81,090
	Telefonica Brasil SA, ADR	3,300	24,288
*	Terra Santa Agro SA	6,900	19,625
	TIM SA	134,221	277,193
	TOTVS SA	47,682	224,368
	Transmissora Alianca de Energia Eletrica SA	65,432	321,005
	Trisul SA	36,232	66,491
*	Tupy SA	40,600	133,518
	Ultrapar Participacoes SA	99,106	282,916
	Unipar Carbocloro SA	7,116	43,158
	Usinas Siderurgicas de Minas Gerais SA Usiminas	17,700	36,369
	Vale SA	628,010	6,627,106

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	39,432	$50,167
*	Vulcabras Azaleia SA	46,000	52,670
	WEG SA	20,034	264,760
	Wiz Solucoes e Corretagem de Seguros SA	29,500	45,962
	YDUQS Participacoes SA	138,002	551,243

TOTAL BRAZIL			38,257,203

CANADA — (6.4%)
*	5N Plus, Inc.	22,100	32,346
#	Absolute Software Corp.	14,673	166,080
#	Acadian Timber Corp.	4,133	47,308
#*	Advantage Oil & Gas, Ltd.	96,429	159,231
	Aecon Group, Inc.	32,656	348,546
#*	Africa Oil Corp.	64,590	43,632
#	AG Growth International, Inc.	4,598	91,525
	AGF Management, Ltd., Class B	38,800	166,290
	Agnico Eagle Mines, Ltd.	11,405	904,302
*	Aimia, Inc.	35,892	93,212
*	Air Canada	39,412	435,742
	AirBoss of America Corp.	9,083	122,034
	Alamos Gold, Inc., Class A	169,147	1,545,085
	Alamos Gold, Inc., Class A	39,729	363,520
#	Alaris Equity Partners Income	22,846	210,403
*	Alcanna, Inc.	6,348	23,204
#*	Alexco Resource Corp.	15,300	38,012
	Algoma Central Corp.	1,200	9,565
#	Algonquin Power & Utilities Corp.	52,343	793,611
	Alimentation Couche-Tard, Inc., Class B	71,248	2,194,180
#	AltaGas, Ltd.	83,860	1,063,120
#	Altius Minerals Corp.	17,140	136,111
	Altus Group, Ltd.	5,525	226,051
#*	Americas Gold & Silver Corp.	3,200	8,238
*	Amerigo Resources, Ltd.	65,100	25,409
	Andrew Peller, Ltd., Class A	10,400	81,105
#*	Aphria, Inc.	14,362	64,629
	ARC Resources, Ltd.	133,482	657,241
#*	Argonaut Gold, Inc.	83,845	156,073
*	Aritzia, Inc.	29,744	449,185
	Atco, Ltd., Class I	13,642	379,781
#*	Athabasca Oil Corp.	187,300	16,167
*	ATS Automation Tooling Systems, Inc.	9,191	113,827
#*	Aurora Cannabis, Inc.	5,525	22,309
#*	Aurora Cannabis, Inc.	4,709	19,073
#	AutoCanada, Inc.	10,001	151,107
	B2Gold Corp.	547,268	3,520,293
#	Badger Daylighting, Ltd.	12,872	373,513
	Bank of Montreal	64,566	3,839,740
	Bank of Nova Scotia (The)	94,722	3,936,646
	Barrick Gold Corp.	6,334	169,344
	Barrick Gold Corp.	16,901	451,764
	Barrick Gold Corp.	36,590	975,077
*	Bausch Health Cos., Inc.	4,180	68,970
*	Bausch Health Cos., Inc.	64,340	1,060,019
*	Baytex Energy Corp.	275,015	81,536
	BCE, Inc.	3,587	144,132
#	BCE, Inc.	11,595	466,351
#	Birchcliff Energy, Ltd.	127,515	181,850
#	Bird Construction, Inc.	6,834	32,728

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Black Diamond Group, Ltd.	21,800	$27,980
#*	BlackBerry, Ltd.	183,367	823,318
	BMTC Group, Inc.	1,900	12,764
#	Bonterra Energy Corp.	12,185	10,335
	Boralex, Inc., Class A	36,589	1,064,193
	Bridgemarq Real Estate Services	1,900	19,980
	Brookfield Asset Management, Inc., Class A	20,730	617,354
#	BRP, Inc.	10,418	562,696
	CAE, Inc.	48,444	827,944
	CAE, Inc.	14,430	246,320
	Caledonia Mining Corp., P.L.C.	0	0
	Calian Group, Ltd.	4,000	193,530
#	Cameco Corp.	64,751	615,288
#	Cameco Corp.	64,622	614,555
#	Canaccord Genuity Group, Inc.	23,651	117,518
	Canacol Energy, Ltd.	54,484	147,630
#*	Canada Goose Holdings, Inc.	10,400	324,341
#*	Canada Goose Holdings, Inc.	2,827	88,146
#	Canadian Imperial Bank of Commerce	13,969	1,041,987
	Canadian Imperial Bank of Commerce	51,431	3,837,781
	Canadian National Railway Co.	8,600	854,320
	Canadian National Railway Co.	47,248	4,698,814
	Canadian Natural Resources, Ltd.	164,318	2,614,683
	Canadian Natural Resources, Ltd.	155,586	2,481,597
	Canadian Pacific Railway, Ltd.	1,800	537,906
	Canadian Pacific Railway, Ltd.	8,096	2,421,756
#	Canadian Tire Corp., Ltd., Class A	10,229	1,142,288
	Canadian Utilities, Ltd., Class A	12,650	295,670
	Canadian Utilities, Ltd., Class B	900	21,032
#	Canadian Western Bank	35,424	651,421
*	Canfor Corp.	34,557	419,156
	Canfor Pulp Products, Inc.	14,588	49,273
#*	Canopy Growth Corp.	23,500	441,496
	CanWel Building Materials Group, Ltd.	31,012	141,990
#	Capital Power Corp.	27,586	607,915
*	Capstone Mining Corp.	127,715	160,087
#	Cardinal Energy, Ltd.	41,298	12,709
#	Cargojet, Inc.	1,100	180,667
	Cascades, Inc.	50,702	539,634
	CCL Industries, Inc., Class B	18,900	720,648
*	Celestica, Inc.	18,645	109,446
*	Celestica, Inc.	21,675	127,385
	Cenovus Energy, Inc.	104,335	341,440
	Cenovus Energy, Inc.	60,391	198,082
	Centerra Gold, Inc.	111,768	976,491
	Cervus Equipment Corp.	5,000	30,361
#	CES Energy Solutions Corp.	82,567	39,663
*	CGI, Inc.	12,981	807,029
*	CGI, Inc.	22,605	1,402,654
#	Chesswood Group, Ltd.	4,500	18,915
#*	China Gold International Resources Corp., Ltd.	94,140	113,762
	CI Financial Corp.	62,496	728,487
#	Cineplex, Inc.	28,300	108,119
#	Clearwater Seafoods, Inc.	15,557	84,190
	Cogeco Communications, Inc.	8,612	599,860
	Cogeco, Inc.	6,307	377,199
	Colliers International Group, Inc.	2,100	148,732
	Colliers International Group, Inc.	10,823	767,134
	Computer Modelling Group, Ltd.	29,984	106,451

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Constellation Software, Inc.	1,641	$1,722,650
*	Copper Mountain Mining Corp.	96,400	81,762
	Corby Spirit and Wine, Ltd.	3,900	43,558
	Corus Entertainment, Inc., Class B	102,605	271,087
	Crescent Point Energy Corp.	150,009	186,906
	Crescent Point Energy Corp.	28,949	36,186
#*	Crew Energy, Inc.	63,989	19,932
*	CRH Medical Corp.	21,891	43,542
#*	Denison Mines Corp.	244,574	86,279
*	Descartes Systems Group, Inc. (The)	2,799	150,474
*	DIRTT Environmental Solutions	9,900	13,821
	Dollarama, Inc.	27,000	929,791
*	Dorel Industries, Inc., Class B	11,212	121,099
	DREAM Unlimited Corp., Class A	20,200	267,756
	Dundee Precious Metals, Inc.	70,644	468,733
	ECN Capital Corp.	129,215	512,088
	E-L Financial Corp., Ltd.	400	198,304
*	Eldorado Gold Corp.	71,439	895,462
#*	Eldorado Gold Corp.	3,487	43,692
#	Element Fleet Management Corp.	215,383	2,028,865
#	Emera, Inc.	21,500	857,708
	Empire Co., Ltd., Class A	36,848	1,005,348
#	Enbridge, Inc.	31,909	879,206
	Enbridge, Inc.	59,848	1,649,411
#*	Endeavour Mining Corp.	44,969	1,103,037
*	Endeavour Silver Corp.	14,200	44,978
	Enerflex, Ltd.	44,154	158,746
#*	Energy Fuels, Inc.	35,300	52,991
#	Enerplus Corp.	100,929	183,328
	Enerplus Corp.	4,960	9,077
	Enghouse Systems, Ltd.	14,122	700,747
#	Ensign Energy Services, Inc.	61,242	22,984
	Equitable Group, Inc.	5,340	341,010
*	ERO Copper Corp.	15,478	202,725
	Evertz Technologies, Ltd.	9,000	79,509
#	Exchange Income Corp.	7,900	187,672
	Exco Technologies, Ltd.	11,598	61,807
#	Extendicare, Inc.	32,374	123,927
	Fairfax Financial Holdings, Ltd.	3,870	1,017,360
	Fiera Capital Corp.	17,500	123,996
	Finning International, Inc.	56,844	864,414
	Firm Capital Mortgage Investment Corp.	12,344	108,959
#*	First Majestic Silver Corp.	17,602	180,076
#*	First Majestic Silver Corp.	3,500	35,875
	First National Financial Corp.	5,700	158,298
	First Quantum Minerals, Ltd.	168,664	1,938,186
	FirstService Corp.	9,837	1,319,732
	FirstService Corp.	1,700	227,955
#*	Fission Uranium Corp.	126,692	25,200
#	Fortis, Inc.	23,475	927,336
	Fortis, Inc.	3,499	138,210
*	Fortuna Silver Mines, Inc.	70,637	467,096
*	Fortuna Silver Mines, Inc.	6,800	45,016
#	Franco-Nevada Corp.	4,168	569,140
#	Freehold Royalties, Ltd.	50,998	141,246
	Frontera Energy Corp.	5,281	8,522
#*	Galiano Gold, Inc.	42,200	57,014
	Gamehost, Inc.	14,487	46,431
*	GDI Integrated Facility Services, Inc.	1,839	50,685

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Gear Energy, Ltd.	99,909	$11,248
	Genworth MI Canada, Inc.	19,379	642,912
	George Weston, Ltd.	14,524	1,018,522
#	Gibson Energy, Inc.	56,959	838,802
#	Gildan Activewear, Inc.	4,400	91,151
	Gildan Activewear, Inc.	17,201	357,265
	GMP Capital, Inc.	24,900	34,949
	goeasy, Ltd.	7,800	403,963
*	Golden Star Resources, Ltd.	18,080	73,688
#	GoldMoney, Inc.	5,600	9,247
#*	Gran Tierra Energy, Inc.	215,330	40,406
#*	Great Canadian Gaming Corp.	21,408	365,557
	Great-West Lifeco, Inc.	31,426	640,408
	Guardian Capital Group, Ltd., Class A	8,800	147,624
*	Heroux-Devtek, Inc.	11,900	89,766
#	High Liner Foods, Inc.	9,675	61,581
	HLS Therapeutics, Inc.	2,000	22,112
*	Home Capital Group, Inc.	19,041	347,720
	Horizon North Logistics, Inc.	13,416	48,234
	Hudbay Minerals, Inc.	106,008	478,202
	Husky Energy, Inc.	107,577	276,956
Ω	Hydro One, Ltd.	27,371	598,041
	iA Financial Corp., Inc.	36,578	1,274,451
*	IAMGOLD Corp.	194,387	712,008
*	IAMGOLD Corp.	16,600	60,922
*	IBI Group, Inc.	5,000	23,944
	IGM Financial, Inc.	8,300	182,222
#*	Imperial Metals Corp.	19,440	44,212
#	Imperial Oil, Ltd.	20,122	267,629
	Imperial Oil, Ltd.	17,598	234,581
	Information Services Corp.	4,900	68,923
#	Innergex Renewable Energy, Inc.	33,329	600,894
	Intact Financial Corp.	6,805	702,923
	Inter Pipeline, Ltd.	51,678	460,032
*	Interfor Corp.	36,864	415,318
	Intertape Polymer Group, Inc.	18,192	206,867
	Invesque, Inc.	10,197	18,253
*	Ivanhoe Mines, Ltd., Class A	182,583	718,108
	Jamieson Wellness, Inc.	8,711	251,987
*	Just Energy Group, Inc.	212	1,092
	K-Bro Linen, Inc.	1,900	39,931
#*	Kelt Exploration, Ltd.	71,264	87,188
#	Keyera Corp.	78,309	1,111,479
*	Kinaxis, Inc.	3,508	535,508
	Kinross Gold Corp.	445,385	3,543,557
	Kirkland Lake Gold, Ltd.	88,622	4,037,658
*	Knight Therapeutics, Inc.	56,127	230,440
	KP Tissue, Inc.	2,889	25,241
	Labrador Iron Ore Royalty Corp.	20,388	374,767
#*	Largo Resources, Ltd.	49,700	36,185
	Lassonde Industries, Inc., Class A	400	45,635
#	Laurentian Bank of Canada	22,271	438,132
	Leon’s Furniture, Ltd.	10,815	150,905
	Linamar Corp.	30,632	1,001,294
	Loblaw Cos., Ltd.	19,900	990,594
	Logistec Corp., Class B	400	10,355
#	Lucara Diamond Corp.	183,133	62,543
*	Lundin Gold, Inc.	9,800	81,648
	Lundin Mining Corp.	215,706	1,303,335

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Magellan Aerospace Corp.	7,228	$35,915
	Magna International, Inc.	14,837	757,608
	Magna International, Inc.	90,521	4,626,528
*	Mainstreet Equity Corp.	1,200	58,167
*	Major Drilling Group International, Inc.	42,371	207,355
	Manulife Financial Corp.	42,808	580,284
#	Manulife Financial Corp.	85,936	1,167,011
	Maple Leaf Foods, Inc.	27,700	504,392
*	Marathon Gold Corp.	29,500	51,370
	Martinrea International, Inc.	58,998	444,157
*	Mav Beauty Brands, Inc.	1,583	4,598
	MDF Commerce, Inc.	2,100	15,053
#	Medical Facilities Corp.	18,722	70,543
#*	MEG Energy Corp.	131,237	239,365
	Melcor Developments, Ltd.	900	4,006
#	Methanex Corp.	3,300	97,838
	Methanex Corp.	20,253	600,906
	Metro, Inc.	24,325	1,134,719
	Morguard Corp.	1,200	86,692
	Morneau Shepell, Inc.	16,211	324,025
*	Mountain Province Diamonds, Inc.	3,100	826
	MTY Food Group, Inc.	3,860	109,916
	Mullen Group, Ltd.	46,713	314,155
#	National Bank of Canada	93,086	4,467,401
#	Neo Performance Materials, Inc.	2,000	17,474
*	New Gold, Inc.	258,942	524,764
	NFI Group, Inc.	25,589	289,828
	Norbord, Inc.	11,591	380,880
	North American Construction Group, Ltd.	19,257	149,743
	North West Co., Inc. (The)	18,436	454,569
#	Northland Power, Inc.	48,655	1,573,627
*	Novagold Resources, Inc.	2,900	30,044
	Nutrien, Ltd.	27,752	1,128,161
#	Nutrien, Ltd.	34,922	1,420,616
#*	NuVista Energy, Ltd.	62,611	35,716
#*	OceanaGold Corp.	290,546	379,457
	Onex Corp.	21,153	914,518
#	Open Text Corp.	23,300	856,065
	Open Text Corp.	13,610	499,895
*	Orla Mining, Ltd.	19,000	76,582
	Osisko Gold Royalties, Ltd.	34,394	384,651
#	Ovintiv, Inc.	13,258	121,974
#	Ovintiv, Inc.	85,429	786,772
	Pan American Silver Corp.	43,405	1,379,407
#*	Paramount Resources, Ltd., Class A	29,332	49,316
*	Parex Resources, Inc.	69,096	672,653
	Park Lawn Corp.	9,020	190,244
	Parkland Corp.	45,750	1,117,395
	Pason Systems, Inc.	27,037	104,511
	Pembina Pipeline Corp.	70,348	1,472,642
	Pembina Pipeline Corp.	4,628	96,864
#	Peyto Exploration & Development Corp.	84,505	182,672
*	Photon Control, Inc.	33,900	39,185
*	PHX Energy Services Corp.	16,900	18,266
	Pinnacle Renewable Energy, Inc.	3,700	17,552
	Pivot Technology Solutions, Inc.	5,000	9,720
	Pizza Pizza Royalty Corp.	12,700	79,309
*	Points International, Ltd.	800	8,118
*	Points International, Ltd.	991	9,960

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Polaris Infrastructure, Inc.	7,100	$67,680
	Pollard Banknote, Ltd.	3,783	58,919
#	PrairieSky Royalty, Ltd.	98,575	604,487
#*	Precision Drilling Corp.	136,179	95,059
#*	Premier Gold Mines, Ltd.	92,061	189,332
#	Premium Brands Holdings Corp.	11,928	850,887
*	Pretium Resources, Inc.	45,900	559,840
	Primo Water Corp.	25,285	316,821
	Primo Water Corp.	35,871	449,633
*	Pulse Seismic, Inc.	14,300	9,338
	Quarterhill, Inc.	54,482	104,687
#	Quebecor, Inc., Class B	27,877	646,760
*	Real Matters, Inc.	20,018	349,635
	Recipe Unlimited Corp.	10,500	88,820
#	Restaurant Brands International, Inc.	21,148	1,098,909
	Restaurant Brands International, Inc.	1,712	89,024
	Richelieu Hardware, Ltd.	14,400	387,156
	Ritchie Bros Auctioneers, Inc.	4,400	266,715
	Ritchie Bros Auctioneers, Inc.	14,889	902,720
	Rocky Mountain Dealerships, Inc.	7,800	32,317
	Rogers Communications, Inc., Class B	8,675	352,391
	Rogers Communications, Inc., Class B	25,624	1,040,591
#	Rogers Sugar, Inc.	53,370	189,877
*	Roxgold, Inc.	94,000	122,060
	Royal Bank of Canada	120,786	8,445,863
	Royal Bank of Canada	97,598	6,830,884
#	Russel Metals, Inc.	33,480	445,546
*	Sabina Gold & Silver Corp.	83,900	158,694
*	Sandstorm Gold, Ltd.	34,408	254,128
	Saputo, Inc.	23,603	574,529
#	Savaria Corp.	4,000	42,123
*	Seabridge Gold, Inc.	3,600	69,390
#	Secure Energy Services, Inc.	76,904	86,007
*	Seven Generations Energy, Ltd., Class A	128,855	456,500
	Shaw Communications, Inc., Class B	42,973	707,992
	Shaw Communications, Inc., Class B	35,624	587,796
#	ShawCor, Ltd.	32,243	52,516
*	Shopify, Inc., Class A	818	757,002
#	Sienna Senior Living, Inc.	22,996	200,393
#*	Sierra Wireless, Inc.	3,500	38,828
*	Sierra Wireless, Inc.	11,731	130,214
Ω	Sleep Country Canada Holdings, Inc.	15,500	264,208
#	SNC-Lavalin Group, Inc.	42,949	600,893
*Ω	Spin Master Corp.	6,592	133,493
#	Sprott, Inc.	2,789	83,400
*	SSR Mining, Inc.	93,055	1,722,387
	Stantec, Inc.	13,110	376,483
	Stantec, Inc.	11,912	341,993
	Stella-Jones, Inc.	15,785	513,726
*	Stornoway Diamond Corp.	126,700	355
	Sun Life Financial, Inc.	37,134	1,478,676
	Suncor Energy, Inc.	79,117	892,536
#	Suncor Energy, Inc.	177,627	2,005,409
*	SunOpta, Inc.	6,118	41,969
*	SunOpta, Inc.	18,145	124,208
#	Superior Plus Corp.	81,148	721,762
#	Surge Energy, Inc.	125,549	18,847
*	Tamarack Valley Energy, Ltd.	144,113	83,290
*	Taseko Mines, Ltd.	90,127	83,207

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	TC Energy Corp.	75,871	$2,986,321
	TC Energy Corp.	13,860	546,916
#	Teck Resources, Ltd., Class B	33,093	434,931
#	Teck Resources, Ltd., Class B	96,152	1,263,437
	TELUS Corp.	7,002	119,722
*	TeraGo, Inc.	1,400	7,093
*	Teranga Gold Corp.	41,892	435,805
#*	Tervita Corp.	4,621	6,069
#	TFI International, Inc.	41,795	1,860,902
#	Thomson Reuters Corp.	8,859	689,673
#	Tidewater Midstream and Infrastructure, Ltd.	119,343	60,016
	Timbercreek Financial Corp.	38,744	220,430
*	TMAC Resources, Inc.	3,600	3,297
	TMX Group, Ltd.	2,758	267,996
#	TORC Oil & Gas, Ltd.	78,615	81,430
*	Torex Gold Resources, Inc.	36,072	486,267
	Toromont Industries, Ltd.	21,373	1,330,699
	Toronto-Dominion Bank (The)	18,344	809,322
	Toronto-Dominion Bank (The)	89,325	3,950,845
	Total Energy Services, Inc.	20,525	30,503
#*	Touchstone Exploration, Inc.	58,500	74,206
	Tourmaline Oil Corp.	111,613	1,445,951
	TransAlta Corp.	170,598	1,011,577
#	TransAlta Renewables, Inc.	26,908	337,284
#	Transcontinental, Inc., Class A	48,608	575,722
*	TransGlobe Energy Corp.	36,500	14,246
#*	Trevali Mining Corp.	218,560	20,506
#*	Trican Well Service, Ltd.	153,374	133,539
#	Tricon Residential, Inc.	40,447	332,125
*	Trisura Group, Ltd.	2,249	147,209
*	Trisura Group, Ltd.	61	3,961
*	Turquoise Hill Resources, Ltd.	700	5,495
*	Turquoise Hill Resources, Ltd.	19,135	150,376
#	Uni-Select, Inc.	16,616	75,952
#	Vermilion Energy, Inc.	40,028	98,846
	Vermilion Energy, Inc.	18,918	46,727
	VersaBank	2,000	9,893
	Wajax Corp.	14,444	135,626
	Waste Connections, Inc.	2,045	203,077
	Waste Connections, Inc.	2,961	293,522
*	Wesdome Gold Mines, Ltd.	50,400	498,969
	West Fraser Timber Co., Ltd.	19,454	902,246
#	Western Forest Products, Inc.	227,089	146,586
#	Westshore Terminals Investment Corp.	22,832	229,468
	Wheaton Precious Metals Corp.	842	38,640
	Wheaton Precious Metals Corp.	18,644	859,675
	Whitecap Resources, Inc.	196,162	357,783
#*	WildBrain, Ltd.	32,791	40,610
	Winpak, Ltd.	10,327	319,042
#	WSP Global, Inc.	12,365	782,105
	Yamana Gold, Inc.	349,132	1,941,806
	Yamana Gold, Inc.	3,700	20,572
#*	Yangarra Resources, Ltd.	55,682	18,807
#	Yellow Pages, Ltd.	7,290	69,218

TOTAL CANADA			211,625,325

CHILE — (0.2%)
	AES Gener SA	719,975	111,734
	Aguas Andinas SA, Class A	419,596	109,087

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco de Chile	213,351	$16,510
#	Banco de Chile, ADR	3,915	61,659
	Banco de Credito e Inversiones SA	5,248	164,299
	Banco Santander Chile, ADR	2,765	38,378
	Besalco SA	160,822	69,863
	CAP SA	23,985	198,162
	Cencosud SA	242,650	337,870
	Cia Cervecerias Unidas SA	37,906	210,666
	Cia Cervecerias Unidas SA, Sponsored ADR	493	5,305
*	Cia Sud Americana de Vapores SA	6,550,063	190,796
	Colbun SA	1,072,013	161,925
#	Embotelladora Andina SA, ADR, Class B	1,917	23,943
	Empresa Nacional de Telecomunicaciones SA	66,171	373,759
	Empresas CMPC SA	139,125	289,501
	Empresas COPEC SA	21,309	162,480
	Empresas Hites SA	18,149	2,445
	Enel Americas SA, ADR	84,723	550,699
	Enel Americas SA	1,964,056	260,568
	Enel Chile SA, ADR	29,101	96,907
	Enel Chile SA	1,250,268	84,121
	Engie Energia Chile SA	105,813	111,552
	Falabella SA	37,462	102,845
	Forus SA	8,525	10,317
	Grupo Security SA	399,250	62,706
	Hortifrut SA	8,822	8,684
	Inversiones Aguas Metropolitanas SA	251,240	169,546
	Inversiones La Construccion SA	13,361	71,912
	Itau CorpBanca Chile SA	40,249,941	106,238
	Itau CorpBanca Chile SA, ADR	900	3,429
*	Latam Airlines Group SA	12,372	18,661
	Multiexport Foods SA	109,297	31,255
	Parque Arauco SA	133,121	170,961
	PAZ Corp. SA	29,524	17,879
	Plaza SA	23,849	30,266
	Ripley Corp. SA	365,720	89,920
	Salfacorp SA	149,065	71,720
	Sigdo Koppers SA	12,552	12,039
	SMU SA	193,983	25,515
	Sociedad Matriz SAAM SA	1,440,321	93,473
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,048	223,836
	SONDA SA	215,084	136,565
	Vina Concha y Toro SA	73,365	117,107

TOTAL CHILE			5,207,103

CHINA — (11.5%)
*	21Vianet Group, Inc., ADR	3,907	89,705
	360 Security Technology, Inc., Class A	8,100	19,163
	361 Degrees International, Ltd.	364,000	44,693
*Ω	3SBio, Inc.	370,500	345,564
#*	500.com, Ltd., ADR, Class A	1,995	5,906
*	51job, Inc., ADR	5,395	378,189
	5I5J Holding Group Co., Ltd., Class A	67,400	36,687
	AAC Technologies Holdings, Inc.	275,000	1,445,504
Ω	AAG Energy Holdings, Ltd.	70,000	9,139
	Accelink Technologies Co Ltd, Class A	5,300	24,889
	Acorn International, Inc., ADR	100	2,050
	Addsino Co., Ltd., Class A	14,100	42,430
*	Advanced Technology & Materials Co., Ltd., Class A	24,500	23,544
	AECC Aero-Engine Control Co., Ltd., Class A	18,600	49,723

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AECC Aviation Power Co., Ltd., Class A	16,200	$88,543
	Aerospace CH UAV Co., Ltd.	6,700	23,729
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	17,000	24,957
	Agile Group Holdings, Ltd.	954,000	1,309,042
	Agricultural Bank of China, Ltd., Class H	2,912,000	990,710
	Aier Eye Hospital Group Co., Ltd., Class A	9,890	92,124
	Air China, Ltd., Class H	680,000	439,904
	Aisino Corp., Class A	40,611	94,350
	Ajisen China Holdings, Ltd.	255,000	32,307
Ω	Ak Medical Holdings, Ltd.	98,000	219,283
	AKM Industrial Co., Ltd.	100,000	12,508
*	Alibaba Group Holding, Ltd., Sponsored ADR	44,024	13,413,673
*	Alibaba Health Information Technology, Ltd.	80,000	209,794
*	Alibaba Pictures Group, Ltd.	1,800,000	235,081
#Ω	A-Living Services Co., Ltd., Class H	192,750	811,724
*	Alpha Group, Class A	17,100	16,441
*	Aluminum Corp. of China, Ltd., Class H	1,386,000	302,731
	AMVIG Holdings, Ltd.	54,000	15,063
	Angang Steel Co., Ltd., Class H	696,800	204,595
	Angel Yeast Co., Ltd., Class A	8,672	68,474
	Anhui Conch Cement Co., Ltd., Class H	301,500	1,886,030
	Anhui Construction Engineering Group Co., Ltd., Class A	62,100	36,415
	Anhui Expressway Co., Ltd., Class H	114,000	54,751
	Anhui Genuine New Materials Co., Ltd., Class A	5,200	28,565
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	14,100	39,900
	Anhui Gujing Distillery Co., Ltd., Class A	2,616	82,237
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	29,900	21,870
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	38,000	37,010
	Anhui Jinhe Industrial Co., Ltd., Class A	6,600	28,101
	Anhui Korrun Co., Ltd., Class A	2,300	10,556
	Anhui Kouzi Distillery Co., Ltd., Class A	12,800	104,914
	Anhui Sun-Create Electronics Co., Ltd., Class A	900	5,229
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	10,000	14,706
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	34,600	48,558
	Anhui Xinhua Media Co., Ltd., Class A	19,800	15,189
	Anhui Yingjia Distillery Co., Ltd., Class A	14,000	48,290
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	24,000	39,639
	Animal Health Holdings, Inc.	42,000	508
	ANTA Sports Products, Ltd.	169,000	1,876,094
#*	Anton Oilfield Services Group	980,000	41,891
	Aoshikang Technology Co., Ltd., Class A	2,600	24,246
*	Aowei Holdings, Ltd.	114,000	21,777
	Apeloa Pharmaceutical Co., Ltd., Class A	16,800	51,333
	APT Satellite Holdings, Ltd.	134,750	33,285
*Ω	Ascletis Pharma, Inc.	95,000	34,305
	Asia Cement China Holdings Corp.	255,500	234,486
Ω	AsiaInfo Technologies, Ltd.	42,800	59,101
	Asymchem Laboratories Tianjin Co., Ltd., Class A	800	32,832
	Ausnutria Dairy Corp., Ltd.	234,000	334,404
	Autobio Diagnostics Co., Ltd., Class A	1,800	46,910
	AVIC Aircraft Co., Ltd., Class A	21,512	77,933
	Avic Capital Co., Ltd., Class A	73,700	48,233
	AVIC Electromechanical Systems Co., Ltd., Class A	37,700	59,613
	Avic Heavy Machinery Co., Ltd., Class A	32,200	69,213
*	AVIC International Holding HK, Ltd.	1,270,866	17,231
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	4,500	37,294
	AVIC Shenyang Aircraft Co., Ltd., Class A	7,000	54,252
	AviChina Industry & Technology Co., Ltd., Class H	1,165,000	600,996
	AVICOPTER P.L.C., Class A	7,400	55,414

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	66,100	$65,738
Ω	BAIC Motor Corp., Ltd., Class H	1,158,000	428,264
*	Baidu, Inc., Sponsored ADR	30,954	4,118,430
Ω	BAIOO Family Interactive, Ltd.	138,000	14,661
	Bank of Beijing Co., Ltd., Class A	130,000	90,703
	Bank of Changsha Co., Ltd., Class A	60,500	81,461
	Bank of Chengdu Co., Ltd., Class A	98,400	152,274
	Bank of China, Ltd., Class H	7,275,000	2,297,889
	Bank of Chongqing Co., Ltd., Class H	235,000	131,714
	Bank of Communications Co., Ltd., Class H	1,439,000	707,963
	Bank of Guiyang Co., Ltd., Class A	49,900	56,909
	Bank of Hangzhou Co., Ltd., Class A	83,100	161,138
	Bank of Jiangsu Co., Ltd., Class A	148,000	132,912
	Bank of Nanjing Co., Ltd., Class A	236,600	270,577
	Bank of Ningbo Co., Ltd., Class A	67,700	343,987
	Bank of Shanghai Co., Ltd., Class A	89,793	105,341
	Bank of Tianjin Co., Ltd., Class A	78,200	45,993
Ω	Bank of Zhengzhou Co., Ltd., Class H	172,700	40,824
	Baoshan Iron & Steel Co., Ltd., Class A	122,300	97,667
	Baosheng Science and Technology Innovation Co., Ltd., Class A	38,000	25,199
*	Baoye Group Co., Ltd., Class H	78,000	45,346
#*	Baozun, Inc., Sponsored ADR	10,967	401,283
	BBMG Corp., Class H	767,000	144,744
	Befar Group Co., Ltd., Class A	48,200	38,159
	Beibuwan Port Co., Ltd., Class A	10,100	15,105
#*	BeiGene, Ltd., ADR	1,675	496,671
*	BeiGene, Ltd.	5,200	115,538
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	10,600	25,748
*	Beijing BDStar Navigation Co., Ltd., Class A	4,600	40,770
	Beijing Capital Co., Ltd., Class A	167,830	73,108
	Beijing Capital Development Co., Ltd., Class A	50,627	46,713
	Beijing Capital International Airport Co., Ltd., Class H	786,000	480,252
	Beijing Capital Land, Ltd., Class H	707,000	121,654
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	22,500	93,437
	Beijing Dabeinong Technology Group Co., Ltd., Class A	20,000	24,815
	Beijing E-Hualu Information Technology Co., Ltd., Class A	4,200	19,952
	Beijing Enlight Media Co., Ltd., Class A	10,300	18,721
*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	48,775
	Beijing Enterprises Holdings, Ltd.	196,000	590,499
*	Beijing Enterprises Medical & Health Group, Ltd.	1,836,000	27,740
#	Beijing Enterprises Water Group, Ltd.	1,844,000	701,455
*	Beijing Gas Blue Sky Holdings, Ltd.	2,136,000	34,225
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	10,300	21,901
	Beijing Global Safety Technology Co., Ltd., Class A	2,000	11,102
*	Beijing Jetsen Technology Co., Ltd., Class A	70,230	53,989
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	131,923
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	11,700	11,103
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	2,500	14,354
	Beijing Kunlun Tech Co., Ltd., Class A	16,900	62,112
	Beijing New Building Materials P.L.C., Class A	26,300	135,964
	Beijing North Star Co., Ltd., Class H	286,000	57,322
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	64,300	46,686
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	15,100	27,360
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	16,200	89,957
	Beijing Originwater Technology Co., Ltd., Class A	59,200	68,729
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	58,600	64,197
	Beijing Shiji Information Technology Co., Ltd., Class A	9,500	52,519
*	Beijing Shougang Co., Ltd., Class A	53,700	29,462

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Shunxin Agriculture Co., Ltd., Class A	1,400	$11,506
	Beijing Shuzhi Technology Co., Ltd., Class A	35,100	36,800
	Beijing Sinnet Technology Co., Ltd., Class A	8,400	24,000
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,700	19,493
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	23,273	18,616
	Beijing Strong Biotechnologies, Inc., Class A	7,300	24,390
	Beijing SuperMap Software Co., Ltd., Class A	6,600	20,497
	Beijing Thunisoft Corp., Ltd., Class A	3,859	13,478
	Beijing Tongrentang Co., Ltd., Class A	12,346	49,692
Ω	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	25,042
	Beijing Yanjing Brewery Co., Ltd., Class A	53,400	69,415
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	16,500	22,422
*	Berry Genomics Co., Ltd., Class A	4,100	30,610
#	Best Pacific International Holdings, Ltd.	180,000	30,672
	Bestsun Energy Co., Ltd., Class A	42,700	32,726
	Betta Pharmaceuticals Co., Ltd., Class A	2,200	35,312
	Better Life Commercial Chain Share Co., Ltd., Class A	22,300	37,643
	BGI Genomics Co., Ltd., Class A	500	11,163
	Biem.L.Fdlkk Garment Co., Ltd., Class A	11,700	30,215
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	5,184
*	Bitauto Holdings, Ltd., ADR	15,428	245,922
	Blue Sail Medical Co., Ltd., Class A	10,000	35,601
*	Bluedon Information Security Technology Co., Ltd., Class A	41,200	50,461
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	57,800	59,324
	BOE Technology Group Co., Ltd., Class A	228,700	161,992
*	Bohai Leasing Co., Ltd., Class A	144,400	54,875
	Bosideng International Holdings, Ltd.	1,184,000	520,121
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	7,100	39,675
*	Boyaa Interactive International, Ltd.	168,000	11,971
	Bright Dairy & Food Co., Ltd., Class A	22,800	52,846
	Bright Real Estate Group Co., Ltd., Class A	44,700	17,513
	Brilliance China Automotive Holdings, Ltd.	1,032,000	890,834
	B-Soft Co., Ltd., Class A	4,650	9,079
	BTG Hotels Group Co., Ltd., Class A	21,200	54,933
	BYD Co., Ltd., Class H	164,500	3,325,334
#	BYD Electronic International Co., Ltd.	504,500	2,174,164
	By-health Co., Ltd., Class A	7,900	30,557
#	C C Land Holdings, Ltd.	758,499	180,185
	C&S Paper Co., Ltd., Class A	22,100	66,896
*	CA Cultural Technology Group, Ltd.	173,000	74,590
	Cabbeen Fashion, Ltd.	101,000	38,114
	Caitong Securities Co., Ltd., Class A	35,900	69,066
	Camel Group Co., Ltd., Class A	41,308	51,069
	Canny Elevator Co., Ltd., Class A	13,800	21,925
	Canvest Environmental Protection Group Co., Ltd.	166,000	70,585
*	Capital Environment Holdings, Ltd.	1,420,000	21,688
#*	CAR, Inc.	131,000	41,956
	Carrianna Group Holdings Co., Ltd.	214,000	13,523
*	CCOOP Group Co., Ltd., Class A	113,200	50,127
	CCS Supply Chain Management Co., Ltd., Class A	10,500	9,202
	CECEP Solar Energy Co., Ltd., Class A	68,300	46,067
	CECEP Wind-Power Corp., Class A	92,400	37,457
	Central China Real Estate, Ltd.	355,000	191,012
	Central China Securities Co., Ltd., Class H	241,000	42,410
	Centre Testing International Group Co Ltd, Class A	8,800	35,485
#*	CGN New Energy Holdings Co., Ltd.	866,000	114,254
	CGN Nuclear Technology Development Co., Ltd., Class A	22,700	29,926
Ω	CGN Power Co., Ltd., Class H	953,000	204,393

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chacha Food Co., Ltd., Class A	6,900	$61,311
	Changchun Faway Automobile Components Co., Ltd., Class A	14,500	25,537
	Changchun High & New Technology Industry Group, Inc., Class A	1,700	95,261
	Changjiang Securities Co., Ltd., Class A	53,700	60,511
	Changsha Jingjia Microelectronics Co., Ltd., Class A	2,500	22,685
*	Changshouhua Food Co., Ltd.	30,000	15,683
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,200	29,132
	Chaowei Power Holdings, Ltd.	372,000	128,038
	Chaozhou Three-Circle Group Co., Ltd., Class A	7,400	34,358
	Cheetah Mobile, Inc., ADR	20,368	38,903
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	5,500	11,171
	Chengdu Hongqi Chain Co., Ltd., Class A	29,400	34,123
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	3,300	8,174
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	4,352	27,639
	Chengdu Xingrong Environment Co., Ltd., Class A	33,500	24,925
	China Aerospace International Holdings, Ltd.	690,000	34,781
	China Aerospace Times Electronics Co., Ltd., Class A	45,600	45,117
	China Aircraft Leasing Group Holdings, Ltd.	85,000	68,671
	China Aoyuan Group, Ltd.	702,000	660,170
*	China Automobile New Retail Holdings, Ltd.	220,000	3,484
	China Avionics Systems Co., Ltd., Class A	14,500	34,878
	China Baoan Group Co., Ltd., Class A	48,800	55,348
	China BlueChemical, Ltd., Class H	924,000	131,426
	China Building Material Test & Certification Group Co., Ltd., Class A	3,300	9,475
	China CAMC Engineering Co., Ltd., Class A	30,400	31,512
*	China Chengtong Development Group, Ltd.	788,000	18,909
	China Cinda Asset Management Co., Ltd., Class H	3,007,000	564,101
	China CITIC Bank Corp., Ltd., Class H	1,493,000	607,662
	China Coal Energy Co., Ltd., Class H	804,000	196,395
	China Common Rich Renewable Energy Investments, Ltd.	190,000	22,976
	China Communications Construction Co., Ltd., Class H	926,000	484,873
	China Communications Services Corp., Ltd., Class H	916,000	533,713
	China Conch Venture Holdings, Ltd.	413,500	1,841,234
	China Construction Bank Corp., Class H	10,450,000	7,201,231
*	China CSSC Holdings, Ltd., Class A	14,000	37,321
	China CYTS Tours Holding Co., Ltd., Class A	8,700	12,818
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	126,414
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	6,909
*	China Dili Group	671,599	154,479
	China Distance Education Holdings, Ltd., ADR	10,176	87,717
#	China Dongxiang Group Co., Ltd.	1,499,000	185,753
#	China Eastern Airlines Corp., Ltd., ADR	1,000	19,650
	China Eastern Airlines Corp., Ltd., Class H	736,000	293,235
	China Education Group Holdings, Ltd.	169,000	281,727
	China Electronics Huada Technology Co., Ltd.	276,000	24,651
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	46,312
	China Energy Engineering Corp., Ltd., Class H	726,000	68,502
	China Everbright Bank Co., Ltd., Class H	849,000	294,221
	China Everbright Environment Group, Ltd.	920,111	464,210
#Ω	China Everbright Greentech, Ltd.	282,000	111,995
	China Everbright Water, Ltd.	52,712	8,301
	China Everbright, Ltd.	476,000	629,792
	China Evergrande Group	763,000	1,521,588
	China Express Airlines Co., Ltd., Class A	13,700	23,815
	China Film Co., Ltd., Class A	31,441	59,505
*	China Financial Services Holdings, Ltd.	392,000	4,995
	China Foods, Ltd.	576,000	197,236
	China Fortune Land Development Co., Ltd., Class A	103,950	219,069
	China Galaxy Securities Co., Ltd., Class H	954,500	523,852

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Gas Holdings, Ltd.	549,400	$1,688,333
	China Gezhouba Group Co., Ltd., Class A	99,200	103,211
*	China Glass Holdings, Ltd.	202,000	10,044
*	China Grand Automotive Services Group Co., Ltd., Class A	77,200	40,409
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	344,000	280,009
	China Greatwall Technology Group Co., Ltd., Class A	11,800	26,773
*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	8,974
	China Hanking Holdings, Ltd.	274,000	56,293
#	China Harmony Auto Holding, Ltd.	462,500	181,821
	China High Speed Railway Technology Co., Ltd., Class A	90,100	36,261
	China High Speed Transmission Equipment Group Co., Ltd.	167,000	123,900
	China Hongqiao Group, Ltd.	627,000	453,660
Ω	China Huarong Asset Management Co., Ltd., Class H	3,800,000	398,147
#*	China Huiyuan Juice Group, Ltd.	324,500	14,675
*Ω	China International Capital Corp., Ltd., Class H	365,200	853,322
	China International Marine Containers Group Co., Ltd., Class H	217,800	296,002
	China Isotope & Radiation Corp.	8,000	25,300
	China Jinmao Holdings Group, Ltd.	1,512,000	766,058
	China Jushi Co., Ltd., Class A	57,800	120,684
	China Kepei Education Group, Ltd.	110,000	75,877
	China Kings Resources Group Co., Ltd., Class A	6,447	22,412
	China Lesso Group Holdings, Ltd.	742,000	1,202,949
	China Life Insurance Co., Ltd., ADR	7,800	85,332
	China Life Insurance Co., Ltd., Class H	298,000	650,214
	China Lilang, Ltd.	281,000	178,019
#*Ω	China Literature, Ltd.	59,800	491,283
#*Ω	China Logistics Property Holdings Co., Ltd.	256,000	133,828
	China Longyuan Power Group Corp., Ltd., Class H	728,000	498,979
	China Machinery Engineering Corp., Class H	438,000	84,351
	China Maple Leaf Educational Systems, Ltd.	350,000	95,092
	China Medical System Holdings, Ltd.	746,000	784,477
	China Meheco Co., Ltd., Class A	29,100	65,497
	China Meidong Auto Holdings, Ltd.	226,000	925,463
	China Mengniu Dairy Co., Ltd.	713,000	3,361,306
	China Merchants Bank Co., Ltd., Class H	620,500	3,232,143
	China Merchants Land, Ltd.	654,000	94,870
	China Merchants Port Holdings Co., Ltd.	546,675	581,102
*Ω	China Merchants Securities Co., Ltd., Class H	51,220	63,529
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	24,700	51,993
	China Minsheng Banking Corp., Ltd., Class H	958,900	524,794
	China Mobile, Ltd.	1,070,500	6,547,755
	China Mobile, Ltd., Sponsored ADR	39,357	1,209,441
*	China Modern Dairy Holdings, Ltd.	829,000	110,538
	China Molybdenum Co., Ltd., Class H	750,000	272,960
	China National Accord Medicines Corp., Ltd., Class A	10,100	75,112
	China National Building Material Co., Ltd., Class H	1,810,350	2,083,824
	China National Chemical Engineering Co., Ltd., Class A	115,800	91,723
	China National Medicines Corp., Ltd., Class A	13,900	89,148
	China National Nuclear Power Co., Ltd., Class A	319,172	211,537
	China New Town Development Co., Ltd.	612,500	9,701
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	57,900	37,331
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	20,900	31,546
*	China Oceanwide Holdings, Ltd.	1,074,000	21,630
*	China Oil & Gas Group, Ltd.	2,268,000	91,003
	China Oilfield Services, Ltd., Class H	684,000	413,055
	China Oriental Group Co., Ltd.	596,000	134,906
	China Overseas Grand Oceans Group, Ltd.	774,000	451,821
	China Overseas Land & Investment, Ltd.	1,374,000	3,451,200

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Overseas Property Holdings, Ltd.	665,000	$482,962
	China Pacific Insurance Group Co., Ltd., Class H	814,800	2,549,886
	China Petroleum & Chemical Corp., ADR	510	20,058
	China Petroleum & Chemical Corp., Class H	2,528,000	987,111
	China Pioneer Pharma Holdings, Ltd.	237,000	30,023
	China Power International Development, Ltd.	1,174,999	226,250
*	China Properties Group, Ltd.	81,000	4,706
	China Publishing & Media Co., Ltd., Class A	24,900	18,865
	China Railway Construction Corp., Ltd., Class H	593,000	401,702
	China Railway Group, Ltd., Class H	995,000	458,011
	China Railway Hi-tech Industry Co., Ltd., Class A	34,600	46,749
#Ω	China Railway Signal & Communication Corp., Ltd., Class H	404,000	133,239
	China Railway Tielong Container Logistics Co., Ltd., Class A	36,500	27,250
*	China Rare Earth Holdings, Ltd.	768,399	36,233
	China Reinsurance Group Corp., Class H	2,090,000	200,036
Ω	China Renaissance Holdings, Ltd.	23,200	47,927
	China Resources Beer Holdings Co., Ltd.	189,807	1,177,672
	China Resources Cement Holdings, Ltd.	1,088,000	1,424,659
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	29,700	55,946
	China Resources Gas Group, Ltd.	400,000	1,738,085
	China Resources Land, Ltd.	1,014,000	4,146,921
	China Resources Medical Holdings Co., Ltd.	435,000	258,964
Ω	China Resources Pharmaceutical Group, Ltd.	552,500	276,211
	China Resources Power Holdings Co., Ltd.	344,690	358,760
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	25,580	103,587
*	China Ruifeng Renewable Energy Holdings, Ltd.	252,000	8,272
#	China Sanjiang Fine Chemicals Co., Ltd.	461,000	126,864
	China SCE Group Holdings, Ltd.	1,173,000	504,152
	China Science Publishing & Media, Ltd., Class A	10,400	16,645
#*	China Shanshui Cement Group, Ltd.	204,000	49,584
#*Ω	China Shengmu Organic Milk, Ltd.	1,189,000	79,918
	China Shenhua Energy Co., Ltd., Class H	1,060,500	1,837,465
	China Shineway Pharmaceutical Group, Ltd.	168,000	105,742
*	China Shuifa Singyes Energy Holdings, Ltd.	395,000	28,080
*	China Silver Group, Ltd.	554,000	52,528
	China South City Holdings, Ltd.	1,822,000	183,851
	China South Publishing & Media Group Co., Ltd., Class A	32,100	50,348
*	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	64,153
*	China Southern Airlines Co., Ltd., Class H	850,000	445,217
	China Spacesat Co., Ltd., Class A	4,800	22,529
	China State Construction Engineering Corp., Ltd., Class A	270,029	206,425
	China State Construction International Holdings, Ltd.	850,500	590,005
*	China Sunshine Paper Holdings Co., Ltd.	260,000	44,734
#	China Suntien Green Energy Corp., Ltd., Class H	395,000	92,112
	China Taiping Insurance Holdings Co., Ltd.	613,000	925,720
	China Telecom Corp., Ltd., ADR	3,184	99,978
#	China Telecom Corp., Ltd., Class H	884,000	277,496
#	China Tian Lun Gas Holdings, Ltd.	73,500	61,936
*	China Tianrui Group Cement Co., Ltd.	28,000	26,591
*	China Tianying, Inc., Class A	79,700	52,232
	China Tourism Group Duty Free Corp., Ltd., Class A	1,700	50,679
Ω	China Tower Corp., Ltd., Class H	3,510,000	549,296
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,066,000	425,972
	China TransInfo Technology Co., Ltd., Class A	5,700	18,934
*	China Travel International Investment Hong Kong, Ltd.	1,160,000	148,450
	China Unicom Hong Kong, Ltd.	2,130,000	1,312,909
	China Unicom Hong Kong, Ltd., ADR	32,502	201,187
	China United Network Communications, Ltd., Class A	308,700	220,283
	China Vanke Co., Ltd., Class H	423,800	1,315,460

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#Ω	China Vast Industrial Urban Development Co., Ltd.	191,000	$76,400
*	China Vered Financial Holding Corp., Ltd.	2,070,000	23,323
	China Water Affairs Group, Ltd.	244,000	175,039
*	China Water Industry Group, Ltd.	204,000	7,104
	China West Construction Group Co., Ltd., Class A	32,100	43,806
*	China Wood Optimization Holding, Ltd.	56,000	10,842
	China World Trade Center Co., Ltd., Class A	11,800	21,728
Ω	China Xinhua Education Group, Ltd.	34,000	10,949
	China XLX Fertiliser, Ltd.	218,000	63,391
	China Yangtze Power Co., Ltd., Class A	66,200	187,803
	China Yongda Automobiles Services Holdings, Ltd.	211,000	300,643
Ω	China Yuhua Education Corp., Ltd.	306,000	242,057
*	China Yurun Food Group, Ltd.	539,000	48,810
#*	China ZhengTong Auto Services Holdings, Ltd.	506,000	70,491
	China Zhenhua Group Science & Technology Co., Ltd., Class A	7,200	45,043
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	40,900	20,440
*	China Zhongwang Holdings, Ltd.	809,600	165,295
	Chinasoft International, Ltd.	706,000	512,512
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	67,315
	Chongqing Brewery Co., Ltd., Class A	2,500	39,924
*	Chongqing Changan Automobile Co., Ltd., Class A	35,700	88,345
	Chongqing Department Store Co., Ltd., Class A	11,000	59,248
	Chongqing Dima Industry Co., Ltd., Class A	47,700	19,688
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	11,620	30,884
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	11,400	71,223
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	26,179
	Chongqing Rural Commercial Bank Co., Ltd., Class H	935,000	373,351
	Chongqing Zhifei Biological Products Co., Ltd., Class A	5,700	136,526
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,900	21,216
	Chow Tai Seng Jewellery Co., Ltd., Class A	7,200	26,511
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	19,641
	CIFI Holdings Group Co., Ltd.	1,217,305	843,326
#	CIMC Enric Holdings, Ltd.	294,000	138,438
	CIMC-TianDa Holdings Co., Ltd.	480,000	14,956
	Cinda Real Estate Co., Ltd., Class A	61,100	38,053
	Cisen Pharmaceutical Co., Ltd., Class A	14,900	32,459
*	CITIC Dameng Holdings, Ltd.	460,000	24,031
*	CITIC Guoan Information Industry Co., Ltd., Class A	118,600	45,642
*	CITIC Resources Holdings, Ltd.	1,542,000	60,873
	CITIC Securities Co., Ltd., Class H	99,500	215,736
	CITIC, Ltd.	1,798,000	1,285,459
#*	Citychamp Watch & Jewellery Group, Ltd.	902,000	181,605
*	CMST Development Co., Ltd., Class A	63,900	42,635
	CNHTC Jinan Truck Co., Ltd., Class A	14,600	76,401
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,900	21,554
	CNOOC, Ltd.	5,213,000	4,769,664
	CNOOC, Ltd., Sponsored ADR	8,898	819,684
	COFCO Biotechnology Co., Ltd., Class A	60,100	73,560
	COFCO Joycome Foods, Ltd.	165,000	53,804
*Ω	Cogobuy Group	206,000	43,931
#	Colour Life Services Group Co., Ltd.	231,360	112,075
#	Comba Telecom Systems Holdings, Ltd.	188,000	60,302
	Concord New Energy Group, Ltd.	2,470,000	130,771
	Consun Pharmaceutical Group, Ltd.	207,000	81,698
	Contemporary Amperex Technology Co., Ltd., Class A	11,700	429,695
*	Coolpad Group, Ltd.	572,600	12,415
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	133,907
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	470,000	185,399
*	COSCO SHIPPING Holdings Co., Ltd., Class H	931,000	595,733

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING International Hong Kong Co., Ltd.	294,000	$88,513
	COSCO SHIPPING Ports, Ltd.	856,182	501,450
*Ω	Cosmo Lady China Holdings Co., Ltd.	196,000	27,044
	Country Garden Holdings Co., Ltd.	2,759,592	3,410,472
	Country Garden Services Holdings Co., Ltd.	282,712	1,780,435
	CP Pokphand Co., Ltd.	3,320,000	283,242
	CPMC Holdings, Ltd.	299,000	131,851
	CQ Pharmaceutical Holding Co., Ltd., Class A	26,700	21,404
	CRCC High-Tech Equipment Corp., Ltd., Class H	221,000	21,139
	CRRC Corp., Ltd., Class H	584,000	226,522
Ω	CSC Financial Co., Ltd., Class H	81,500	98,829
	CSG Holding Co., Ltd., Class A	62,295	55,579
	CSPC Pharmaceutical Group, Ltd.	3,244,800	3,445,734
	CSSC Science & Technology Co., Ltd., Class A	10,000	17,442
#*	CT Environmental Group, Ltd.	1,228,000	10,106
	CTS International Logistics Corp., Ltd., Class A	45,970	48,345
*	CWT International, Ltd.	1,480,000	19,091
*	Cybernaut International Holdings Co., Ltd.	316,000	5,706
	D&O Home Collection Co., Ltd., Class A	6,500	22,580
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	4,000	22,620
*	Da Ming International Holdings, Ltd.	36,000	8,956
Ω	Dali Foods Group Co., Ltd.	752,500	467,199
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	60,800	31,641
*	Dalian My Gym Education Technology Co., Ltd., Class A	10,318	10,741
	Daqin Railway Co., Ltd., Class A	167,965	160,877
	Dare Power Dekor Home Co., Ltd., Class A	17,700	42,367
	Dashang Co., Ltd., Class A	5,700	19,278
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	2,520	35,663
	Datang International Power Generation Co., Ltd., Class H	592,000	74,914
*	Datong Coal Industry Co., Ltd., Class A	41,400	29,052
	Dawning Information Industry Co., Ltd., Class A	3,800	20,340
	Dawnrays Pharmaceutical Holdings, Ltd.	141,000	16,060
	Dazhong Transportation Group Co., Ltd., Class A	59,100	31,103
	Dazzle Fashion Co., Ltd., Class A	4,800	15,520
	DBG Technology Co., Ltd., Class A	14,100	29,916
	Dexin China Holdings Co., Ltd.	54,000	21,325
	DHC Software Co., Ltd., Class A	18,700	25,562
	Dian Diagnostics Group Co., Ltd., Class A	1,100	6,419
#*	Differ Group Holding Co., Ltd.	904,000	84,024
	Digital China Group Co., Ltd., Class A	15,500	59,421
#	Digital China Holdings, Ltd.	344,000	253,260
	Digital China Information Service Co., Ltd., Class A	17,800	46,380
	Dong-E-E-Jiao Co Ltd, Class A	5,500	31,485
	Dongfang Electric Corp., Ltd., Class H	168,400	117,480
	Dongfang Electronics Co., Ltd., Class A	26,700	19,135
	Dongfeng Motor Group Co., Ltd., Class H	980,000	690,337
	Dongjiang Environmental Co., Ltd., Class H	104,400	73,972
	Dongxing Securities Co., Ltd., Class A	27,600	50,429
	Dongyue Group, Ltd.	894,000	341,104
	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	39,492
	East Money Information Co., Ltd., Class A	9,900	34,684
*	Easysight Supply Chain Management Co., Ltd., Class A	18,400	26,120
*	E-Commodities Holdings, Ltd.	948,000	27,221
#	EEKA Fashion Holdings, Ltd.	78,000	163,922
	Elion Clean Energy Co., Ltd., Class A	30,900	14,606
	ENN Ecological Holdings Co., Ltd., Class A	40,000	76,811
	ENN Energy Holdings, Ltd.	113,600	1,437,733
	Eoptolink Technology, Inc., Ltd., Class A	1,500	13,367
	Essex Bio-technology, Ltd.	122,000	69,898

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management, Ltd., Class A	55,800	$40,673
	EVA Precision Industrial Holdings, Ltd.	414,000	25,693
	Eve Energy Co., Ltd., Class A	3,611	28,794
	Ever Sunshine Lifestyle Services Group, Ltd.	62,000	107,208
	Everbright Jiabao Co., Ltd., Class A	35,500	19,094
Ω	Everbright Securities Co., Ltd., Class H	80,600	65,557
*	EverChina International Holdings Co., Ltd.	335,000	7,870
*	Fang Holdings, Ltd., ADR	930	9,245
*	Fangda Carbon New Material Co., Ltd., Class A	80,400	75,509
*	Fangda Special Steel Technology Co., Ltd., Class A	69,640	63,665
#	Fanhua, Inc., ADR	12,110	181,529
	Fantasia Holdings Group Co., Ltd.	753,000	142,420
	Far East Horizon, Ltd.	1,030,000	1,015,928
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	9,700	34,232
	Financial Street Holdings Co., Ltd., Class A	69,000	68,819
*	First Tractor Co., Ltd., Class H	148,000	56,816
#	Flat Glass Group Co., Ltd., Class H	116,000	346,554
	Focus Media Information Technology Co., Ltd., Class A	59,500	83,213
*	Focused Photonics Hangzhou, Inc., Class A	5,000	10,120
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,500	251,303
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	16,500	24,672
#	Fosun International, Ltd.	851,572	1,028,301
*	Founder Securities Co., Ltd., Class A	80,100	111,519
	Fu Shou Yuan International Group, Ltd.	355,000	365,673
	Fuan Pharmaceutical Group Co., Ltd., Class A	23,900	21,961
	Fufeng Group, Ltd.	815,000	258,193
	Fujian Longking Co., Ltd., Class A	33,901	51,170
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	4,400	13,541
	Fujian Star-net Communication Co., Ltd., Class A	9,800	35,145
	Fujian Sunner Development Co., Ltd., Class A	23,000	75,880
*	Fullshare Holdings, Ltd.	3,497,500	70,910
	Fusen Pharmaceutical Co., Ltd.	24,000	13,513
Ω	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	992,803
Ω	Ganfeng Lithium Co., Ltd., Class H	4,000	23,269
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	69,800	27,856
	Gansu Qilianshan Cement Group Co., Ltd., Class A	23,800	51,547
	Gansu Shangfeng Cement Co., Ltd., Class A	19,900	65,402
	G-bits Network Technology Xiamen Co., Ltd., Class A	600	42,335
#*	GCL New Energy Holdings, Ltd.	1,916,000	28,269
*	GCL System Integration Technology Co., Ltd., Class A	50,000	25,809
*	GCL-Poly Energy Holdings, Ltd.	7,237,000	332,338
#*	GDS Holdings, Ltd., ADR	4,561	383,306
	Geely Automobile Holdings, Ltd.	1,669,000	3,429,554
	GEM Co., Ltd., Class A	87,500	62,996
	Gemdale Corp., Class A	55,500	110,868
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	297,578
Ω	Genertec Universal Medical Group Co., Ltd.	595,000	414,371
	Genimous Technology Co., Ltd., Class A	34,000	29,832
	Getein Biotech, Inc., Class A	4,100	23,622
	GF Securities Co., Ltd., Class H	338,800	438,099
	Giant Network Group Co., Ltd., Class A	8,700	24,701
	Gigadevice Semiconductor Beijing, Inc., Class A	700	20,348
*	Global Top E-Commerce Co., Ltd., Class A	20,000	17,009
*	Glorious Property Holdings, Ltd.	1,282,000	39,814
	GoerTek, Inc., Class A	24,800	168,316
	Goldcard Smart Group Co., Ltd.	9,300	21,221
	Golden Eagle Retail Group, Ltd.	273,000	250,196
Ω	Golden Throat Holdings Group Co., Ltd.	79,000	14,621
	GoldenHome Living Co., Ltd., Class A	2,600	21,913

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Goldenmax International Technology, Ltd., Class A	9,000	$10,386
	Goldpac Group, Ltd.	120,000	22,024
#*	GOME Retail Holdings, Ltd.	2,956,000	328,393
*	Gosuncn Technology Group Co., Ltd., Class A	16,800	12,157
*	Gotion High-tech Co., Ltd., Class A	10,360	40,927
*	Grand Baoxin Auto Group, Ltd.	386,164	48,022
	Grandblue Environment Co., Ltd., Class A	4,400	16,452
	Grandjoy Holdings Group Co., Ltd., Class A	63,200	43,127
	Great Wall Motor Co., Ltd., Class H	667,500	1,080,729
	Greattown Holdings, Ltd., Class A	69,200	54,408
	Greatview Aseptic Packaging Co., Ltd.	481,000	206,094
	Gree Electric Appliances, Inc., Class A	30,779	269,840
*	Gree Real Estate Co., Ltd., Class A	23,800	34,480
	Greenland Holdings Corp., Ltd., Class A	111,400	103,240
	Greenland Hong Kong Holdings, Ltd.	549,000	178,475
	Greentown China Holdings, Ltd.	317,500	516,006
	Greentown Service Group Co., Ltd.	360,000	395,211
	GRG Banking Equipment Co., Ltd., Class A	12,000	20,766
#*	GSX Techedu, Inc., ADR	1,964	130,449
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,000	20,926
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	11,500	13,944
	Guangdong Haid Group Co., Ltd., Class A	11,700	107,754
*	Guangdong HEC Technology Holding Co., Ltd., Class A	74,100	63,097
	Guangdong Hongda Blasting Co., Ltd., Class A	2,100	15,022
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	21,371
	Guangdong Investment, Ltd.	396,000	587,311
*	Guangdong Land Holdings, Ltd.	136,000	20,371
	Guangdong Provincial Expressway Development Co., Ltd., Class A	12,000	12,227
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	13,100	14,382
*	Guangdong Shirongzhaoye Co., Ltd., Class A	15,300	14,882
	Guangdong Tapai Group Co., Ltd., Class A	34,600	68,013
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,200	47,707
*	Guangdong Yueyun Transportation Co., Ltd., Class H	37,000	7,642
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	18,365
*	Guanghui Energy Co., Ltd., Class A	184,000	79,275
	Guangshen Railway Co., Ltd., Sponsored ADR	600	4,950
	Guangshen Railway Co., Ltd., Class H	672,000	111,989
	Guangxi Liugong Machinery Co., Ltd., Class A	43,100	45,383
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	12,200	42,760
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	95,300	45,262
	Guangzhou Automobile Group Co., Ltd., Class H	801,200	823,700
	Guangzhou Baiyun International Airport Co., Ltd., Class A	44,100	82,823
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	66,000	156,917
	Guangzhou Haige Communications Group, Inc. Co., Class A	18,100	30,303
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,300	52,035
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	942,060
	Guangzhou Restaurant Group Co., Ltd., Class A	4,800	26,564
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,400	31,695
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	5,400	83,007
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	3,700	34,450
	Guangzhou Wondfo Biotech Co., Ltd., Class A	1,800	20,489
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	13,700	32,068
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	6,000	8,805
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	16,400	21,305
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	15,700	15,426
	Guizhou Gas Group Corp., Ltd., Class A	21,400	35,431
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	42,371	38,010
	Guizhou Space Appliance Co., Ltd., Class A	6,300	42,924
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	48,300	46,244

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Guocheng Mining Co., Ltd., Class A	8,600	$13,564
*	Guolian Securities Co., Ltd., Class H	130,000	57,382
	Guomai Technologies, Inc., Class A	8,500	10,267
	Guorui Properties, Ltd.	556,000	61,108
	Guosen Securities Co., Ltd., Class A	9,100	18,187
*	Guosheng Financial Holding, Inc., Class A	32,300	42,839
Ω	Guotai Junan Securities Co., Ltd., Class H	65,400	85,248
	Guoyuan Securities Co., Ltd., Class A	62,100	77,867
*Ω	Haichang Ocean Park Holdings, Ltd.	628,000	32,468
	Haier Electronics Group Co., Ltd.	465,000	1,772,686
	Haier Smart Home Co., Ltd., Class A	47,100	175,256
*	Hailiang Education Group, Inc., ADR	3,061	199,883
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	4,100	12,777
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	213,690
	Hainan Poly Pharm Co., Ltd., Class A	3,300	20,862
	Hainan Strait Shipping Co., Ltd., Class A	13,500	18,080
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	20,899
	Haitian International Holdings, Ltd.	270,000	669,210
*	Haitong Securities Co., Ltd., Class H	404,800	342,925
*	Hand Enterprise Solutions Co., Ltd., Class A	15,900	22,477
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	24,500	95,435
	Hangcha Group Co., Ltd., Class A	11,640	33,046
	Hangjin Technology Co., Ltd., Class A	7,000	20,325
	Hangxiao Steel Structure Co., Ltd., Class A	35,100	21,859
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	64,700	46,876
	Hangzhou Century Co., Ltd., Class A	10,200	15,538
	Hangzhou First Applied Material Co., Ltd., Class A	2,100	23,848
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	19,900	133,766
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	21,100	90,933
	Hangzhou Robam Appliances Co., Ltd., Class A	3,400	18,613
	Hangzhou Silan Microelectronics Co., Ltd., Class A	10,900	24,623
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,400	26,004
	Han’s Laser Technology Industry Group Co. Ltd., Class A	9,700	58,402
Ω	Harbin Bank Co., Ltd., Class H	359,000	43,160
	Harbin Boshi Automation Co., Ltd., Class A	13,300	24,186
*	Harbin Electric Co., Ltd., Class H	312,000	87,537
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	28,000	12,516
*Ω	Harmonicare Medical Holdings, Ltd.	99,000	26,051
	HBIS Resources Co., Ltd., Class A	12,100	22,951
#*	HC Group, Inc.	226,000	29,163
	Health and Happiness H&H International Holdings, Ltd.	108,500	432,166
	Hebei Chengde Lolo Co., Class A	17,700	18,165
	Hebei Construction Group Corp., Ltd., Class H	8,500	28,358
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	21,100	40,121
	Hefei Meiya Optoelectronic Technology, Inc., Class A	1,500	9,475
	Heilongjiang Agriculture Co., Ltd., Class A	35,000	91,126
	Henan Lingrui Pharmaceutical Co., Class A	6,200	8,686
	Henan Pinggao Electric Co., Ltd., Class A	37,500	37,368
*	Henan Senyuan Electric Co., Ltd., Class A	28,300	21,018
	Henan Shenhuo Coal & Power Co., Ltd., Class A	53,200	40,546
	Henan Shuanghui Investment & Development Co., Ltd., Class A	16,700	124,837
	Henan Yuguang Gold & Lead Co., Ltd., Class A	20,400	14,560
	Henan Zhongyuan Expressway Co., Ltd., Class A	51,100	25,966
	Henderson Investment, Ltd.	129,000	5,080
	Hengan International Group Co., Ltd.	270,000	1,883,400
*	Hengdeli Holdings, Ltd.	1,112,000	41,082
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	31,100	65,475
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	175,295
	Hengtong Optic-electric Co., Ltd., Class A	37,500	82,196

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengyi Petrochemical Co., Ltd., Class A	74,250	$127,981
*	Hesteel Co., Ltd., Class A	335,900	103,467
	Hexing Electrical Co., Ltd., Class A	15,400	33,141
*	Hi Sun Technology China, Ltd.	819,000	89,236
*	Hilong Holding, Ltd.	359,000	7,432
	Hisense Home Appliances Group Co., Ltd., Class H	74,000	106,413
	Hithink RoyalFlush Information Network Co., Ltd., Class A	3,500	70,820
	HKC Holdings, Ltd.	77,000	39,505
	Holitech Technology Co., Ltd., Class A	95,400	63,280
	Hongda Xingye Co., Ltd., Class A	56,700	30,544
	Hongfa Technology Co., Ltd., Class A	10,900	83,889
*	Honghua Group, Ltd.	1,432,000	36,119
Ω	Honworld Group, Ltd.	72,000	22,158
Ω	Hope Education Group Co., Ltd.	196,000	46,207
	Hopson Development Holdings, Ltd.	316,000	808,414
*	Hua Han Health Industry Holdings, Ltd.	1,494,000	19,156
*Ω	Hua Hong Semiconductor, Ltd.	132,000	486,301
	Huaan Securities Co., Ltd., Class A	72,400	86,344
	Huadian Power International Corp., Ltd., Class H	402,000	99,746
	Huadong Medicine Co., Ltd., Class A	28,080	117,226
	Huafa Industrial Co., Ltd. Zhuhai, Class A	44,900	43,520
	Huafon Microfibre Shanghai Technology Co., Ltd.	15,100	15,754
	Huafu Fashion Co., Ltd., Class A	26,800	27,430
	Huagong Tech Co., Ltd., Class A	5,700	19,872
	Hualan Biological Engineering, Inc., Class A	2,569	19,679
	Huaneng Power International, Inc., Class H	646,000	241,325
	Huapont Life Sciences Co., Ltd., Class A	52,000	40,469
Ω	Huatai Securities Co., Ltd., Class H	195,600	316,796
*	Huawen Media Group, Class A	59,000	25,074
	Huaxi Securities Co., Ltd., Class A	51,300	89,117
	Huaxia Bank Co., Ltd., Class A	75,900	68,721
	Huaxin Cement Co., Ltd., Class A	33,600	121,784
	Huayu Automotive Systems Co., Ltd., Class A	38,951	181,195
	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	22,541
#	Huazhu Group, Ltd., ADR	27,959	1,108,015
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	96,300	71,724
	Hubei Dinglong Co., Ltd., Class A	8,700	19,249
	Hubei Energy Group Co., Ltd., Class A	31,500	18,650
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	16,900	55,847
*	Hubei Kaile Science & Technology Co., Ltd., Class A	29,520	54,667
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	28,300	47,611
*Ω	Huifu Payment, Ltd.	53,200	13,450
	Huishang Bank Corp., Ltd., Class H	268,400	88,389
	Hunan Aihua Group Co., Ltd., Class A	5,600	21,141
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	113,300	39,161
	Hunan Gold Corp., Ltd., Class A	43,400	54,227
	Hunan New Wellful Co., Ltd., Class A	12,800	15,256
	Hunan Valin Steel Co., Ltd., Class A	202,040	153,413
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	62,200	90,084
*	Hytera Communications Corp., Ltd., Class A	36,400	38,803
*	HyUnion Holding Co., Ltd., Class A	21,900	21,612
*Ω	iDreamSky Technology Holdings, Ltd.	90,800	46,803
	Iflytek Co., Ltd., Class A	4,800	27,339
	IKD Co., Ltd., Class A	5,600	11,361
Ω	IMAX China Holding, Inc.	88,600	144,009
	Industrial & Commercial Bank of China, Ltd., Class H	8,614,000	4,891,581
	Industrial Bank Co., Ltd., Class A	147,900	393,468
	Industrial Securities Co., Ltd., Class A	64,400	74,752
	Infore Environment Technology Group Co., Ltd., Class A	49,800	60,541

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	452,400	$77,069
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,000	19,129
	Inner Mongolia First Machinery Group Co., Ltd., Class A	29,400	47,707
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	143,500	151,397
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	61,600	23,688
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	35,700	212,150
	Inner Mongolia Yitai Coal Co., Ltd., Class H	52,800	40,935
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	78,600	24,458
*Ω	Innovent Biologics, Inc.	25,500	189,082
	Inspur Electronic Information Industry Co., Ltd., Class A	8,000	36,531
#*	Inspur International, Ltd.	132,000	31,211
	Inspur Software Co., Ltd., Class A	8,000	19,443
*	IRICO Group New Energy Co., Ltd., Class H	90,000	12,552
	Jafron Biomedical Co., Ltd., Class A	4,500	53,386
	Jason Furniture Hangzhou Co., Ltd., Class A	3,300	35,302
*	JD.com, Inc., ADR	9,094	741,343
	Jiajiayue Group Co., Ltd., Class A	10,300	44,109
	Jiangling Motors Corp., Ltd., Class A	9,800	29,230
	Jiangnan Group, Ltd.	756,000	39,065
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	76,400	27,299
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	65,800	66,621
	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	5,700	10,337
	Jiangsu Eastern Shenghong Co., Ltd., Class A	73,800	67,845
	Jiangsu Etern Co., Ltd., Class A	25,300	23,800
	Jiangsu Expressway Co., Ltd., Class H	216,000	216,190
	Jiangsu Guotai International Group Co., Ltd., Class A	47,900	44,397
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	6,596	74,670
	Jiangsu Hengrui Medicine Co., Ltd., Class A	13,628	181,260
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,004	47,957
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	38,583	23,170
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	14,200	26,770
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	7,987	61,995
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	18,500	43,451
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	23,100	44,732
	Jiangsu Shagang Co., Ltd., Class A	51,900	100,682
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,000	352,092
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,600	105,753
	Jiangsu Yoke Technology Co., Ltd., Class A	2,500	18,922
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	4,700	21,699
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	40,600	35,149
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	54,300	73,370
	Jiangsu Zhongtian Technology Co., Ltd., Class A	37,700	62,174
	Jiangxi Copper Co., Ltd., Class H	457,000	545,744
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	3,300	10,311
	Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd., Class A	7,200	26,479
	Jiangxi Wannianqing Cement Co., Ltd., Class A	16,700	35,260
	Jiangxi Zhengbang Technology Co., Ltd., Class A	43,400	111,026
	Jiangzhong Pharmaceutical Co., Ltd., Class A	16,900	29,206
	Jiayuan International Group, Ltd.	510,471	218,036
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,900	55,089
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	38,300	20,190
	Jinchuan Group International Resources Co., Ltd.	366,000	34,598
	Jinduicheng Molybdenum Co., Ltd., Class A	61,600	52,276
	Jingrui Holdings, Ltd.	262,000	71,602
	Jingwei Textile Machinery Co., Ltd., Class A	17,144	22,588
	Jinke Properties Group Co., Ltd., Class A	23,200	26,921
#*	JinkoSolar Holding Co., Ltd., ADR	15,168	884,294
	Jinneng Science&Technology Co., Ltd., Class A	22,700	41,967

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinyuan EP Co., Ltd., Class A	18,500	$22,074
	JiuGui Liquor Co., Ltd., Class A	3,100	46,434
	Jiuzhitang Co., Ltd., Class A	27,700	34,426
	Jizhong Energy Resources Co., Ltd., Class A	110,900	58,755
	JL Mag Rare-Earth Co., Ltd., Class A	3,700	21,400
	JNBY Design, Ltd.	135,500	147,573
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	16,900	38,148
	Joinn Laboratories China Co., Ltd., Class A	1,700	26,762
*	Jointown Pharmaceutical Group Co., Ltd., Class A	49,600	134,748
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,700	34,802
	Joy City Property, Ltd.	1,858,000	114,303
	Joyoung Co., Ltd., Class A	11,416	60,229
	JOYY, Inc., ADR	20,495	1,872,833
	JSTI Group, Class A	30,744	33,418
	Ju Teng International Holdings, Ltd.	328,000	99,424
	Juewei Food Co., Ltd., Class A	4,700	56,912
	Juneyao Airlines Co., Ltd., Class A	46,500	74,466
	Kaisa Group Holdings, Ltd.	1,114,000	519,571
	Kaisa Prosperity Holdings, Ltd.	12,750	35,379
*Ω	Kangda International Environmental Co., Ltd.	244,000	21,157
#*	Kasen International Holdings, Ltd.	310,000	28,583
	Kingboard Holdings, Ltd.	351,500	1,190,547
	Kingboard Laminates Holdings, Ltd.	697,000	1,114,012
	Kingdee International Software Group Co., Ltd.	105,000	277,227
*	Kong Sun Holdings, Ltd.	300,000	1,627
	Konka Group Co., Ltd., Class A	25,800	22,508
	KPC Pharmaceuticals, Inc., Class A	24,300	33,683
	Kunlun Energy Co., Ltd.	1,904,000	1,232,656
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,100	14,365
	Kweichow Moutai Co., Ltd., Class A	5,138	1,283,714
	KWG Group Holdings, Ltd.	651,500	863,947
*	KWG Living Group Holdings, Ltd.	325,750	255,474
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	25,500	23,135
	Laobaixing Pharmacy Chain JSC, Class A	6,300	67,373
	Lee & Man Chemical Co., Ltd.	38,000	14,310
	Lee & Man Paper Manufacturing, Ltd.	696,000	527,466
	Lee’s Pharmaceutical Holdings, Ltd.	116,500	65,519
Ω	Legend Holdings Corp., Class H	198,500	267,078
	Lenovo Group, Ltd.	3,464,000	2,174,954
	Lens Technology Co., Ltd., Class A	26,200	131,243
	Leo Group Co., Ltd., Class A	88,200	41,835
	Lepu Medical Technology Beijing Co., Ltd., Class A	12,700	58,519
*	LexinFintech Holdings, Ltd., ADR	38,480	317,075
	Leyard Optoelectronic Co., Ltd., Class A	75,300	80,423
	Li Ning Co., Ltd.	486,000	2,533,003
	LianChuang Electronic Technology Co., Ltd., Class A	12,320	18,586
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	9,480
	Liaoning Cheng Da Co., Ltd., Class A	20,500	69,226
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	19,600	36,214
*	Lier Chemical Co., Ltd., Class A	6,500	19,339
*	Lifestyle China Group, Ltd.	232,000	30,602
*	Lifetech Scientific Corp.	712,000	181,460
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	57,600	33,990
	Lingyi iTech Guangdong Co., Class A	41,700	81,426
*	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	14,000	17,057
	Liuzhou Iron & Steel Co., Ltd., Class A	49,200	34,065
	Livzon Pharmaceutical Group, Inc., Class H	36,971	163,854
	Logan Group Co., Ltd.	634,000	994,736

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Lomon Billions Group Co., Ltd., Class A	32,000	$118,513
	Loncin Motor Co., Ltd., Class A	55,897	31,772
	Long Yuan Construction Group Co., Ltd., Class A	40,000	47,334
Ω	Longfor Group Holdings, Ltd.	475,000	2,602,577
	LONGi Green Energy Technology Co., Ltd., Class A	42,400	482,086
	Lonking Holdings, Ltd.	1,099,000	292,679
	Luenmei Quantum Co., Ltd., Class A	19,608	38,750
	Luoniushan Co., Ltd., Class A	14,100	20,210
	Luxi Chemical Group Co., Ltd., Class A	47,000	70,697
	Luxshare Precision Industry Co., Ltd., Class A	24,909	204,028
Ω	Luye Pharma Group, Ltd.	724,000	420,153
	Luzhou Laojiao Co., Ltd., Class A	9,000	232,447
	LVGEM China Real Estate Investment Co., Ltd.	376,000	120,355
	Maccura Biotechnology Co., Ltd., Class A	3,900	30,172
*	Macrolink Culturaltainment Development Co., Ltd., Class A	40,600	18,535
	Mango Excellent Media Co., Ltd., Class A	6,102	67,724
*Ω	Maoyan Entertainment	43,000	60,626
	Maoye International Holdings, Ltd.	446,000	18,128
*	Markor International Home Furnishings Co., Ltd., Class A	50,200	37,991
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	20,375
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	16,900	43,123
*	Meituan Dianping, Class B	22,600	842,509
	Metallurgical Corp. of China, Ltd., Class H	834,000	134,773
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	2,200	36,031
	Min Xin Holdings, Ltd.	48,000	23,191
	Ming Yang Smart Energy Group, Ltd., Class A	31,800	77,120
*	Mingfa Group International Co., Ltd.	299,000	2,171
	Minmetals Land, Ltd.	846,000	96,399
#Ω	Minsheng Education Group Co., Ltd.	92,000	11,641
	Minth Group, Ltd.	494,000	2,044,169
	Misho Ecology & Landscape Co., Ltd., Class A	11,600	13,216
	MLS Co., Ltd., Class A	32,700	59,429
*	MMG, Ltd.	1,556,000	369,030
	MOBI Development Co., Ltd.	274,000	21,642
#	Modern Land China Co., Ltd.	351,000	45,397
	Momo, Inc., Sponsored ADR	56,336	845,040
*	Montnets Rongxin Technology Group Co., Ltd., Class A	10,400	24,162
	Muyuan Foods Co., Ltd., Class A	21,477	227,766
*	Myhome Real Estate Development Group Co., Ltd., Class A	43,700	24,091
	MYS Group Co., Ltd., Class A	47,900	31,521
*	Nan Hai Corp., Ltd.	7,550,000	45,809
	Nanfang Communication Holdings, Ltd.	40,000	4,116
	NanJi E-Commerce Co., Ltd., Class A	17,000	46,740
	Nanjing Hanrui Cobalt Co., Ltd., Class A	2,300	21,915
	Nanjing Iron & Steel Co., Ltd., Class A	58,300	25,983
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	13,455
	Nanjing Securities Co., Ltd., Class A	10,500	19,637
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	30,600	47,127
*	Nanyang Topsec Technologies Group, Inc., Class A	15,700	49,474
	NARI Technology Co., Ltd., Class A	37,600	116,846
	Natural Food International Holding, Ltd.	98,000	8,616
*	Nature Home Holding Co., Ltd.	199,000	25,145
	NetDragon Websoft Holdings, Ltd.	71,000	152,742
	NetEase, Inc., ADR	42,580	3,695,518
	New China Life Insurance Co., Ltd., Class H	256,300	1,024,394
	New Hope Liuhe Co., Ltd., Class A	15,600	62,682
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	12,423	1,992,401
*	New World Department Store China, Ltd.	182,000	27,428
	Newland Digital Technology Co., Ltd., Class A	17,900	42,363

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nexteer Automotive Group, Ltd.	542,000	$452,625
	Nine Dragons Paper Holdings, Ltd.	946,000	1,261,806
	Ninestar Corp., Class A	8,700	37,937
	Ningbo Construction Co., Ltd., Class A	28,900	18,208
	Ningbo Huaxiang Electronic Co., Ltd., Class A	14,300	34,929
	Ningbo Joyson Electronic Corp., Class A	33,700	120,676
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,900	42,210
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	30,922	32,579
	Ningbo Yunsheng Co., Ltd., Class A	34,900	32,338
	Ningbo Zhoushan Port Co., Ltd., Class A	111,900	60,952
	Ningxia Jiaze New Energy Co., Ltd., Class A	51,600	23,661
*	NIO, Inc., ADR	127,342	3,894,118
*	Noah Holdings, Ltd., Sponsored ADR	3,563	93,814
	Norinco International Cooperation, Ltd., Class A	27,600	29,943
	North Huajin Chemical Industries Co., Ltd., Class A	47,400	35,294
*	Northeast Pharmaceutical Group Co., Ltd., Class A	13,074	10,545
	Northeast Securities Co., Ltd., Class A	43,500	60,730
	NSFOCUS Technologies Group Co., Ltd., Class A	14,100	38,967
#	NVC Lighting Holdings, Ltd.	1,091,000	22,600
	Oceanwide Holdings Co., Ltd., Class A	82,800	50,945
	Offcn Education Technology Co., Ltd., Class A	4,700	27,771
	Offshore Oil Engineering Co., Ltd., Class A	83,400	52,811
	OFILM Group Co., Ltd., Class A	29,900	69,173
*	OneSmart International Education Group, Ltd., ADR	15,096	62,648
	Oppein Home Group, Inc., Class A	1,400	25,742
	Opple Lighting Co., Ltd., Class A	10,400	46,588
	ORG Technology Co., Ltd., Class A	67,184	56,556
*	Orient Group, Inc., Class A	113,200	59,761
Ω	Orient Securities Co., Ltd., Class H	192,400	126,767
	Oriental Pearl Group Co., Ltd., Class A	69,700	95,730
*	Ourpalm Co., Ltd., Class A	20,000	19,487
	Ovctek China, Inc., Class A	1,200	12,236
	Overseas Chinese Town Asia Holdings, Ltd.	120,000	24,507
	Pacific Online, Ltd.	129,000	17,703
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	210,400	62,657
	PAX Global Technology, Ltd.	334,000	194,103
	PCI-Suntek Technology Co., Ltd., Class A	30,640	41,074
	People’s Insurance Co. Group of China, Ltd. (The), Class H	1,098,000	326,718
	Perfect World Co., Ltd., Class A	5,400	22,663
	PetroChina Co., Ltd., ADR	1,900	54,074
	PetroChina Co., Ltd., Class H	3,612,000	1,014,384
	PharmaBlock Sciences Nanjing, Inc., Class A	1,200	24,368
*	Phoenix Media Investment Holdings, Ltd.	556,000	22,246
	Phoenix New Media, Ltd., ADR	9,125	12,227
	PICC Property & Casualty Co., Ltd., Class H	1,264,000	857,894
*	Pinduoduo, Inc., ADR	587	52,818
	Ping An Bank Co., Ltd., Class A	129,800	344,456
*Ω	Ping An Healthcare and Technology Co., Ltd.	10,300	132,908
	Ping An Insurance Group Co. of China, Ltd., Class H	878,500	9,083,403
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	70,500	54,976
*	Polaris Bay Group Co., Ltd., Class A	35,100	61,724
	Poly Developments and Holdings Group Co., Ltd., Class A	31,800	73,105
	Poly Property Group Co., Ltd.	982,000	283,612
Ω	Postal Savings Bank of China Co., Ltd., Class H	889,000	436,289
*	Pou Sheng International Holdings, Ltd.	921,000	211,084
	Power Construction Corp. of China, Ltd., Class A	153,500	88,224
	Powerlong Real Estate Holdings, Ltd.	818,000	550,742
	Proya Cosmetics Co., Ltd., Class A	1,200	31,032
*	PW Medtech Group, Ltd.	327,000	83,573

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Q Technology Group Co., Ltd.	154,000	$170,194
	Qianhe Condiment and Food Co., Ltd., Class A	4,300	24,560
	Qingdao East Steel Tower Stock Co., Ltd., Class A	17,100	19,814
	Qingdao Gon Technology Co., Ltd., Class A	4,700	21,784
	Qingdao Hanhe Cable Co., Ltd., Class A	29,200	18,022
Ω	Qingdao Port International Co., Ltd., Class H	102,000	57,961
	Qingdao TGOOD Electric Co., Ltd., Class A	14,200	46,142
	Qingdao Topscomm Communication, Inc., Class A	6,800	9,777
	Qingling Motors Co., Ltd., Class H	330,000	59,239
	Qinhuangdao Port Co., Ltd., Class H	125,500	20,092
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,900	2,762
#*	Qudian, Inc., Sponsored ADR	98,873	132,490
	Rainbow Digital Commercial Co., Ltd., Class A	31,800	39,072
	Raisecom Technology Co., Ltd., Class A	5,700	9,073
	Rastar Group, Class A	39,100	23,737
*	Realcan Pharmaceutical Group Co., Ltd., Class A	39,500	32,877
	Red Avenue New Materials Group Co., Ltd., Class A	3,400	19,704
Ω	Red Star Macalline Group Corp., Ltd., Class H	145,068	87,439
Ω	Redco Properties Group, Ltd.	656,000	290,478
	Redsun Properties Group, Ltd.	163,000	59,154
	Renhe Pharmacy Co., Ltd., Class A	37,500	36,067
*	REXLot Holdings, Ltd.	4,800,000	2,415
	Rianlon Corp., Class A	4,200	21,685
#*	RISE Education Cayman, Ltd.	4,037	23,132
	RiseSun Real Estate Development Co., Ltd., Class A	117,500	123,599
	Road King Infrastructure, Ltd.	83,000	98,715
	Rongan Property Co., Ltd., Class A	57,100	22,239
	Rongsheng Petro Chemical Co., Ltd., Class A	27,500	78,435
#	Ronshine China Holdings, Ltd.	326,500	222,593
	Runjian Co., Ltd., Class A	5,100	20,777
	Sai Micro Electronics, Inc., Class A	5,900	24,053
	SAIC Motor Corp, Ltd., Class A	38,465	133,163
	Sailun Group Co., Ltd., Class A	71,500	52,867
	Sanan Optoelectronics Co., Ltd., Class A	12,000	39,943
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,204	25,351
	Sangfor Technologies, Inc., Class A	900	25,580
	Sansteel Minguang Co., Ltd. Fujian, Class A	51,200	50,401
	Sany Heavy Equipment International Holdings Co., Ltd.	370,000	203,976
	Sany Heavy Industry Co., Ltd., Class A	102,600	398,721
*	Saurer Intelligent Technology Co., Ltd., Class A	42,600	32,547
	SDIC Power Holdings Co., Ltd., Class A	35,400	48,932
	Sealand Securities Co., Ltd., Class A	118,519	92,276
	Seazen Group, Ltd.	1,108,000	830,675
	Seazen Holdings Co., Ltd. , Class A	52,300	254,488
*	Semiconductor Manufacturing International Corp.	454,599	1,341,127
	S-Enjoy Service Group Co., Ltd.	42,000	104,442
	SF Holding Co., Ltd., Class A	14,000	173,415
	SGIS Songshan Co., Ltd., Class A	57,100	35,904
	Shaanxi Coal Industry Co., Ltd., Class A	227,700	298,174
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	31,342	113,603
	Shandong Chenming Paper Holdings, Ltd., Class H	114,250	45,484
#Ω	Shandong Gold Mining Co., Ltd., Class H	165,250	391,427
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	10,600	38,918
	Shandong Hi-speed Co., Ltd., Class A	12,100	10,924
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	26,100	110,440
	Shandong Humon Smelting Co., Ltd., Class A	8,400	17,478
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	3,900	13,463
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,500	21,068
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	6,300	14,078

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Nanshan Aluminum Co., Ltd., Class A	227,335	$79,900
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	21,673
	Shandong Publishing & Media Co., Ltd., Class A	21,300	19,322
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,000	18,427
	Shandong Sun Paper Industry JSC, Ltd., Class A	64,200	133,627
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	664,000	1,287,754
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	116,200	57,232
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	18,900	30,636
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	167,900	67,860
	Shanghai AJ Group Co., Ltd., Class A	28,600	34,299
	Shanghai AtHub Co., Ltd., Class A	1,700	17,708
	Shanghai Baosight Software Co., Ltd., Class A	6,100	57,936
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	4,060	16,182
	Shanghai East China Computer Co., Ltd., Class A	10,600	36,408
#*	Shanghai Electric Group Co., Ltd., Class H	694,000	197,264
	Shanghai Electric Power Co., Ltd., Class A	16,600	17,740
	Shanghai Environment Group Co., Ltd., Class A	24,600	40,880
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	7,700	24,548
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	62,000	255,874
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	93,000	43,914
	Shanghai Industrial Development Co., Ltd., Class A	38,400	29,136
	Shanghai Industrial Holdings, Ltd.	218,000	291,286
	Shanghai Industrial Urban Development Group, Ltd.	1,225,600	114,254
	Shanghai International Airport Co Ltd, Class A	2,200	21,764
	Shanghai International Port Group Co., Ltd., Class A	38,600	24,128
	Shanghai Jahwa United Co., Ltd., Class A	6,400	39,506
	Shanghai Jin Jiang Capital Co., Ltd., Class H	702,000	97,885
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	10,600	20,123
	Shanghai Kinetic Medical Co., Ltd., Class A	3,000	8,489
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	21,300	36,625
	Shanghai M&G Stationery Inc, Class A	7,700	92,499
	Shanghai Maling Aquarius Co., Ltd., Class A	27,800	38,369
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,900	56,188
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	285,300	442,873
*	Shanghai Phichem Material Co., Ltd., Class A	7,100	21,206
	Shanghai Prime Machinery Co., Ltd., Class H	156,000	30,597
	Shanghai Pudong Development Bank Co., Ltd., Class A	192,834	266,755
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	21,500	20,504
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	2,950	49,245
	Shanghai RAAS Blood Products Co., Ltd., Class A	35,000	44,688
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	10,568
	Shanghai Shenda Co., Ltd., Class A	26,200	15,962
	Shanghai Shimao Co., Ltd., Class A	73,800	63,878
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	26,000	39,293
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	2,500	17,886
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	21,939
	Shanghai Tunnel Engineering Co., Ltd., Class A	82,200	68,588
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	19,200	46,661
*	Shanghai Wanye Enterprises Co., Ltd., Class A	8,160	20,579
	Shanghai Weaver Network Co., Ltd., Class A	1,800	24,849
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	33,213	43,065
*	Shanghai Zendai Property, Ltd.	1,300,000	6,066
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	28,700	18,002
	Shanxi Blue Flame Holding Co., Ltd., Class A	30,100	35,238
	Shanxi Coking Co., Ltd., Class A	43,200	32,578
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,700	24,544
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	70,500	62,060
*	Shanxi Meijin Energy Co., Ltd., Class A	103,500	92,459
	Shanxi Securities Co., Ltd., Class A	18,460	20,760

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	159,000	$83,242
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,600	121,139
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	131,500	91,100
*	Shanying International Holding Co., Ltd., Class A	140,300	64,232
*	Shede Spirits Co., Ltd., Class A	6,500	43,674
	Shenergy Co., Ltd., Class A	31,800	24,803
	Shengda Resources Co., Ltd., Class A	12,200	25,320
*	Shenghe Resources Holding Co., Ltd., Class A	19,700	19,404
#*Ω	Shengjing Bank Co., Ltd., Class H	152,500	134,736
	Shenguan Holdings Group, Ltd.	248,000	7,751
	Shengyi Technology Co., Ltd., Class A	18,531	66,392
	Shennan Circuits Co., Ltd., Class A	4,085	66,042
	Shenwan Hongyuan Group Co., Ltd.	120,800	30,650
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,100	19,091
	Shenzhen Airport Co., Ltd., Class A	46,800	55,900
	Shenzhen Aisidi Co., Ltd., Class A	36,600	44,309
	Shenzhen Anche Technologies Co., Ltd., Class A	2,200	14,069
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	29,100	17,214
	Shenzhen Capchem Technology Co., Ltd., Class A	1,700	19,073
	Shenzhen Center Power Tech Co., Ltd., Class A	5,700	13,893
	Shenzhen Comix Group Co., Ltd., Class A	8,600	18,357
	Shenzhen Das Intellitech Co., Ltd., Class A	35,900	21,395
	Shenzhen Desay Battery Technology Co., Class A	3,500	25,670
	Shenzhen Energy Group Co., Ltd., Class A	33,500	27,183
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	12,900	46,263
#	Shenzhen Expressway Co., Ltd., Class H	178,000	158,762
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	11,900	18,876
	Shenzhen FRD Science & Technology Co., Ltd.	7,869	25,844
	Shenzhen Gas Corp., Ltd., Class A	35,600	39,184
	Shenzhen Gongjin Electronics Co., Ltd., Class A	24,700	42,996
	Shenzhen Goodix Technology Co., Ltd., Class A	2,700	69,428
	Shenzhen Grandland Group Co., Ltd., Class A	32,000	15,650
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	10,900	27,467
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	16,400	48,794
	Shenzhen Heungkong Holding Co., Ltd., Class A	67,300	20,548
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	19,300	19,684
	Shenzhen Inovance Technology Co., Ltd., Class A	4,400	42,298
	Shenzhen International Holdings, Ltd.	602,699	938,500
	Shenzhen Investment, Ltd.	1,593,262	486,710
	Shenzhen Jinjia Group Co., Ltd., Class A	35,900	48,170
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,700	21,294
	Shenzhen Kinwong Electronic Co., Ltd., Class A	8,900	42,635
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,600	43,288
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,821	221,182
*	Shenzhen MTC Co., Ltd., Class A	21,900	19,743
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	82,000	49,521
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	112,906	110,777
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	9,700	44,738
	Shenzhen SC New Energy Technology Corp., Class A	1,800	26,900
	Shenzhen SDG Information Co., Ltd., Class A	17,200	25,476
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,880	32,045
	Shenzhen Sunline Tech Co., Ltd., Class A	6,900	22,797
	Shenzhen Sunlord Electronics Co., Ltd., Class A	9,800	37,834
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	16,600	41,635
	Shenzhen Sunway Communication Co., Ltd., Class A	7,200	51,181
	Shenzhen Tagen Group Co., Ltd., Class A	50,500	51,681
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	52,800	28,280
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	34,383	26,990
	Shenzhen Yinghe Technology Co., Ltd., Class A	5,100	21,865

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	16,700	$73,932
	Shenzhen Zhenye Group Co., Ltd., Class A	20,300	17,378
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	27,400	16,647
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	29,750	30,373
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	11,100	44,191
	Shimao Group Holdings, Ltd.	733,000	2,596,515
	Shinva Medical Instrument Co., Ltd., Class A	4,600	11,316
	Shougang Fushan Resources Group, Ltd.	925,525	216,619
*	Shouhang High-Tech Energy Co., Ltd., Class A	58,700	21,522
	Shui On Land, Ltd.	1,826,000	240,772
*	Siasun Robot & Automation Co., Ltd., Class A	18,000	36,030
	Sichuan Chuantou Energy Co., Ltd., Class A	16,200	24,378
	Sichuan Expressway Co., Ltd., Class H	236,000	51,194
	Sichuan Haite High-tech Co., Ltd., Class A	10,800	23,949
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	207,700	41,620
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	2,700	8,536
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	26,919	94,293
	Sichuan Languang Development Co., Ltd., Class A	83,260	61,467
	Sichuan Shuangma Cement Co., Ltd., Class A	11,400	22,315
	Sichuan Swellfun Co., Ltd., Class A	4,400	43,572
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	5,900	18,632
	Sichuan Yahua Industrial Group Co., Ltd., Class A	15,200	29,368
	Sieyuan Electric Co., Ltd., Class A	11,000	35,204
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,722,000	198,575
*	Silver Grant International Holdings Group, Ltd.	676,000	82,989
*	SINA Corp.	28,589	1,225,039
	Sino Biopharmaceutical, Ltd.	1,877,250	1,901,643
	Sino Wealth Electronic, Ltd., Class A	5,200	26,595
	Sinocare, Inc., Class A	5,900	36,198
	Sinochem International Corp., Class A	74,300	58,106
	Sinofert Holdings, Ltd.	1,124,000	100,264
	Sinolink Securities Co., Ltd., Class A	26,700	59,834
*	Sinolink Worldwide Holdings, Ltd.	652,000	40,948
	Sinoma International Engineering Co., Class A	54,000	60,768
	Sinoma Science & Technology Co., Ltd., Class A	32,600	93,614
	Sinomach Automobile Co., Ltd., Class A	14,500	13,001
	Sino-Ocean Group Holding, Ltd.	1,384,500	264,811
	Sinopec Engineering Group Co., Ltd., Class H	659,000	256,156
	Sinopec Kantons Holdings, Ltd.	530,000	191,607
*	Sinopec Oilfield Service Corp., Class H	954,000	59,230
#	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,240,000	229,166
	Sinopharm Group Co., Ltd., Class H	524,400	1,204,779
	Sino-Platinum Metals Co., Ltd., Class A	5,100	16,335
*	Sinosoft Technology Group, Ltd.	342,400	51,330
	Sinotrans, Ltd., Class H	1,014,000	300,293
	Sinotruk Hong Kong, Ltd.	435,500	1,113,945
	Skshu Paint Co., Ltd., Class A	1,820	40,334
	Skyfame Realty Holdings, Ltd.	1,586,000	208,903
	Skyworth Digital Co., Ltd., Class A	21,087	27,512
*	Skyworth Group, Ltd.	408,239	106,940
#*	SMI Holdings Group, Ltd.	336,796	8,146
*	SOHO China, Ltd.	1,065,500	285,461
*	Sohu.com, Ltd., ADR	5,397	101,679
*	Sou Yu Te Group Co., Ltd., Class A	52,900	17,883
#*	Sparkle Roll Group, Ltd.	648,000	20,695
	Spring Airlines Co., Ltd., Class A	6,800	43,337
*	SPT Energy Group, Inc.	558,000	17,477
	SSY Group, Ltd.	897,026	491,003
*	Starrise Media Holdings, Ltd.	122,000	2,283

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sun Art Retail Group, Ltd.	1,092,500	$1,183,660
	Sun King Power Electronics Group	206,000	39,632
	Sunac China Holdings, Ltd.	869,000	3,220,645
	Sunflower Pharmaceutical Group Co., Ltd., Class A	9,900	22,959
	Sunfly Intelligent Technology Co., Ltd., Class A	10,400	24,042
	Sungrow Power Supply Co., Ltd., Class A	30,400	176,790
	Suning Universal Co., Ltd., Class A	63,500	29,073
	Suning.com Co., Ltd., Class A	39,800	57,745
	Sunny Optical Technology Group Co., Ltd.	111,200	1,846,266
	Sunresin New Materials Co., Ltd., Class A	5,540	38,152
Ω	Sunshine 100 China Holdings, Ltd.	272,000	43,213
	Sunward Intelligent Equipment Co., Ltd., Class A	35,600	42,280
	Sunwoda Electronic Co., Ltd., Class A	25,282	105,719
*	Suzhou Anjie Technology Co., Ltd., Class A	6,200	18,445
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	20,500	14,760
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	16,400	62,191
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	62,300	91,991
	Suzhou Maxwell Technologies Co., Ltd., Class A	800	49,328
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	22,548
	Suzhou TFC Optical Communication Co., Ltd., Class A	1,200	10,650
#	Symphony Holdings, Ltd.	680,000	80,730
*	Tahoe Group Co., Ltd., Class A	28,500	16,005
	Taiji Computer Corp., Ltd., Class A	5,319	21,342
*	TAL Education Group, ADR	3,472	230,749
	Tang Palace China Holdings, Ltd.	222,000	20,029
	Tangshan Jidong Cement Co., Ltd., Class A	37,308	83,802
	TangShan Port Group Co., Ltd., Class A	160,437	57,573
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	53,000	55,280
*	Taung Gold International, Ltd.	4,680,000	15,085
	TBEA Co., Ltd., Class A	66,500	81,760
	TCL Electronics Holdings, Ltd.	327,666	222,573
*	Tech-Bank Food Co., Ltd., Class A	22,400	48,909
	Ten Pao Group Holdings, Ltd.	116,000	17,493
	Tencent Holdings, Ltd.	442,200	33,786,560
*	Tenwow International Holdings, Ltd.	224,000	10,980
	Texhong Textile Group, Ltd.	195,000	150,063
	Thunder Software Technology Co., Ltd., Class A	1,190	15,263
	Tian An China Investment Co., Ltd.	148,000	84,621
	Tian Di Science & Technology Co., Ltd., Class A	122,500	55,538
*Ω	Tian Ge Interactive Holdings, Ltd.	239,000	17,589
	Tiangong International Co., Ltd.	390,000	130,919
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,700	36,705
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	47,458
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	78,900	65,076
	Tianjin Development Holdings, Ltd.	134,000	23,899
	Tianjin Guangyu Development Co., Ltd., Class A	32,600	30,706
	Tianjin Port Development Holdings, Ltd.	1,154,000	77,525
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	16,100	56,148
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,500	37,114
	Tianli Education International Holdings, Ltd.	83,000	66,002
	Tianma Microelectronics Co., Ltd., Class A	50,800	108,508
#	Tianneng Power International, Ltd.	346,000	563,691
*	Tianqi Lithium Corp., Class A	5,800	17,217
	Tianshui Huatian Technology Co., Ltd., Class A	11,600	24,949
	Tianyun International Holdings, Ltd.	138,000	17,300
*	Tibet Summit Resources Co., Ltd., Class A	8,600	10,312
	Tibet Tianlu Co., Ltd., Class A	16,348	18,021
*	Tibet Water Resources, Ltd.	405,000	21,182
	Tingyi Cayman Islands Holding Corp.	810,000	1,482,236

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Titan Wind Energy Suzhou Co., Ltd., Class A	59,400	$63,645
	Toly Bread Co., Ltd., Class A	2,900	27,585
	Tomson Group, Ltd.	220,196	44,416
	Tong Ren Tang Technologies Co., Ltd., Class H	231,000	135,641
*	Tongcheng-Elong Holdings, Ltd.	171,600	285,599
	Tongda Group Holdings, Ltd.	1,940,000	105,425
*	Tongding Interconnection Information Co., Ltd., Class A	13,900	10,345
*	TongFu Microelectronics Co., Ltd., Class A	16,800	62,539
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	38,825	83,265
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	29,700	16,344
	Tongkun Group Co., Ltd., Class A	47,200	106,918
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,400	20,603
	Tongling Nonferrous Metals Group Co., Ltd., Class A	247,850	80,465
	Tongwei Co., Ltd., Class A	42,537	195,834
#	Top Spring International Holdings, Ltd.	91,000	15,050
*	Topchoice Medical Corp., Class A	1,200	40,443
	Towngas China Co., Ltd.	289,277	131,397
	Transfar Zhilian Co., Ltd., Class A	55,900	45,320
	TravelSky Technology, Ltd., Class H	329,000	693,529
*	Trigiant Group, Ltd.	330,000	31,150
*	Trip.com Group, Ltd., ADR	135,924	3,909,174
*	Truly International Holdings, Ltd.	234,000	26,663
#Ω	Tsaker Chemical Group, Ltd.	108,500	17,004
	Tsingtao Brewery Co., Ltd., Class H	86,000	712,610
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,300	57,805
*	Tuniu Corp., Sponsored ADR	12,636	13,141
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	34,100	37,395
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,800	61,098
	Unilumin Group Co., Ltd., Class A	18,296	26,721
	Uni-President China Holdings, Ltd.	628,000	543,987
	Unisplendour Corp., Ltd., Class A	6,860	22,584
	United Energy Group, Ltd.	3,974,000	539,549
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,300	17,354
*	V1 Group, Ltd.	846,000	24,516
	Valiant Co., Ltd., Class A	15,700	41,036
	Vats Liquor Chain Store Management Joint Stock Co., Ltd.	5,100	21,607
	Vatti Corp., Ltd., Class A	27,300	36,559
*Ω	VCredit Holdings, Ltd.	23,000	10,788
	Venustech Group, Inc., Class A	4,100	18,967
	Victory Giant Technology Huizhou Co., Ltd., Class A	19,700	61,557
	Vinda International Holdings, Ltd.	110,000	291,912
*	Vipshop Holdings, Ltd., ADR	161,481	3,455,693
	Visual China Group Co., Ltd., Class A	8,757	19,378
*	Wanda Film Holding Co., Ltd., Class A	7,300	16,793
	Wangneng Environment Co., Ltd., Class A	12,800	31,466
	Wangsu Science & Technology Co., Ltd., Class A	13,100	15,269
	Wanhua Chemical Group Co., Ltd., Class A	37,900	445,548
	Want Want China Holdings, Ltd.	1,659,000	1,098,647
	Wanxiang Qianchao Co., Ltd., Class A	48,700	42,646
	Wasion Holdings, Ltd.	254,000	59,110
	Wasu Media Holding Co., Ltd., Class A	33,200	47,997
#*	Weibo Corp., Sponsored ADR	17,425	724,009
	Weichai Power Co., Ltd., Class H	787,000	1,492,374
	Weifu High-Technology Group Co., Ltd., Class A	15,900	61,114
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	27,667
	Weiqiao Textile Co., Class H	176,000	37,535
	Wens Foodstuffs Group Co., Ltd., Class A	74,840	212,325
	West China Cement, Ltd.	1,502,000	223,231

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Western Region Gold Co., Ltd., Class A	8,700	$17,878
	Western Securities Co., Ltd., Class A	63,600	86,663
	Westone Information Industry, Inc., Class A	7,100	19,623
	Will Semiconductor, Ltd., Class A	900	26,659
	Wisdom Education International Holdings Co., Ltd.	282,000	91,755
	Wolong Electric Group Co., Ltd., Class A	27,800	50,843
*	Wonders Information Co., Ltd., Class A	8,100	26,426
	Wuchan Zhongda Group Co., Ltd., Class A	121,200	80,175
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	17,713
	Wuhan Department Store Group Co., Ltd., Class A	15,200	29,630
	Wuhan Guide Infrared Co., Ltd., Class A	6,200	31,419
	Wuhan Jingce Electronic Group Co., Ltd., Class A	4,500	33,451
*	Wuhan P&S Information Technology Co., Ltd., Class A	45,100	41,900
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,400	26,853
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	13,100	58,072
	Wuhu Token Science Co., Ltd., Class A	40,800	60,923
	Wuliangye Yibin Co., Ltd., Class A	22,600	826,310
	WUS Printed Circuit Kunshan Co., Ltd., Class A	14,003	38,628
#Ω	WuXi AppTec Co., Ltd., Class H	14,700	235,028
*Ω	Wuxi Biologics Cayman, Inc.	13,000	365,088
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	5,000	44,871
	Wuxi Taiji Industry Co., Ltd., Class A	41,000	62,424
	XCMG Construction Machinery Co., Ltd., Class A	82,300	66,007
#Ω	Xiabuxiabu Catering Management China Holdings Co., Ltd.	253,000	433,051
	Xiamen C & D, Inc., Class A	68,600	85,922
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	12,045	25,527
	Xiamen Faratronic Co., Ltd., Class A	5,100	68,430
	Xiamen International Airport Co., Ltd., Class A	5,200	13,594
	Xiamen International Port Co., Ltd., Class H	488,000	40,344
	Xiamen Intretech, Inc., Class A	5,400	47,465
	Xiamen ITG Group Corp., Ltd., Class A	48,620	48,675
	Xiamen Kingdomway Group Co., Class A	7,423	42,035
	Xiamen Meiya Pico Information Co., Ltd., Class A	7,500	25,460
	Xiamen Tungsten Co., Ltd., Class A	31,500	63,359
	Xiamen Xiangyu Co., Ltd., Class A	52,100	46,616
*	Xian International Medical Investment Co., Ltd., Class A	24,900	28,827
	Xiandai Investment Co., Ltd., Class A	58,000	33,131
*Ω	Xiaomi Corp., Class B	683,600	1,944,182
	Xinfengming Group Co., Ltd., Class A	23,200	35,349
	Xingda International Holdings, Ltd.	470,582	121,209
	Xingfa Aluminium Holdings, Ltd.	55,000	54,762
	Xinhu Zhongbao Co., Ltd., Class A	168,300	80,705
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	78,387
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	212,747	280,449
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	37,900	25,386
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,600	54,744
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	4,400	17,155
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	51,100	38,996
*	Xinming China Holdings, Ltd.	112,000	14,732
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	103,000	55,934
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	33,700	60,882
	Xinyi Solar Holdings, Ltd.	1,569,333	2,866,929
	Xinyu Iron & Steel Co., Ltd., Class A	95,802	59,520
	Xinyuan Real Estate Co., Ltd., ADR	22,525	40,995
	Xtep International Holdings, Ltd.	380,956	129,170
	Xuji Electric Co., Ltd., Class A	31,400	66,261
#*	Xunlei, Ltd., ADR	27,524	72,388
Ω	Yadea Group Holdings, Ltd.	600,000	859,101

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	YaGuang Technology Group Co., Ltd., Class A	7,900	$16,379
*	Yanchang Petroleum International, Ltd.	1,420,000	5,679
	Yang Quan Coal Industry Group Co., Ltd., Class A	89,700	63,345
	Yango Group Co., Ltd., Class A	100,000	102,696
#Ω	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	12,000	17,230
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	5,800	35,260
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	6,900	34,071
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	12,900	45,432
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	19,600	78,583
	YanTai Shuangta Food Co., Ltd., Class A	9,700	21,169
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	10,200	22,002
	Yanzhou Coal Mining Co., Ltd., Class H	1,122,000	816,590
*	Yashili International Holdings, Ltd.	408,000	25,563
	Yealink Network Technology Corp., Ltd., Class A	5,000	45,127
	Yeebo International Holdings, Ltd.	76,000	17,380
	YGSOFT, Inc., Class A	16,640	20,543
#Ω	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	114,800	141,709
*	Yida China Holdings, Ltd.	84,000	23,180
	Yifan Pharmaceutical Co., Ltd., Class A	9,300	31,587
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,600	70,063
	Yihai International Holding, Ltd.	139,000	1,846,486
	Yijiahe Technology Co., Ltd., Class A	2,060	25,627
	Yintai Gold Co., Ltd., Class A	45,360	68,158
	Yip’s Chemical Holdings, Ltd.	84,000	29,512
*	Yiren Digital, Ltd., Sponsored ADR	15,877	52,235
*Ω	Yixin Group, Ltd.	349,500	87,248
	Yixintang Pharmaceutical Group Co., Ltd., Class A	8,200	49,239
	Yonghui Superstores Co., Ltd., Class A	72,800	85,040
	Yonyou Network Technology Co., Ltd., Class A	4,300	27,828
	Yotrio Group Co., Ltd., Class A	27,700	17,181
	Youngor Group Co., Ltd., Class A	88,720	94,536
*	Youyuan International Holdings, Ltd.	239,000	1,504
	Youzu Interactive Co., Ltd., Class A	11,700	27,508
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	14,300	35,839
*	YuanShengTai Dairy Farm, Ltd.	911,000	71,742
	Yuexiu Property Co., Ltd.	3,354,000	651,182
	Yuexiu Transport Infrastructure, Ltd.	238,000	132,557
	Yum China Holdings, Inc.	55,748	2,967,466
	Yunda Holding Co., Ltd., Class A	48,610	140,033
*	Yunnan Aluminium Co., Ltd., Class A	64,800	53,308
	Yunnan Baiyao Group Co Ltd, Class A	3,500	53,930
*	Yunnan Copper Co., Ltd., Class A	41,200	76,592
	Yunnan Energy New Material Co., Ltd., Class A	6,200	92,733
*	Yunnan Tin Co., Ltd., Class A	46,900	62,944
	Yunnan Water Investment Co., Ltd., Class H	54,000	6,486
	Yuzhou Group Holdings Co., Ltd.	1,206,036	466,822
	ZBOM Home Collection Co., Ltd., Class A	3,600	20,134
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	1,000	34,339
*	Zhefu Holding Group Co., Ltd., Class A	31,900	23,565
*	Zhejiang Century Huatong Group Co., Ltd., Class A	37,580	47,949
	Zhejiang Chint Electrics Co., Ltd., Class A	36,602	160,502
	Zhejiang Communications Technology Co., Ltd.	23,300	18,542
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	25,400	19,049
	Zhejiang Crystal-Optech Co., Ltd., Class A	17,700	33,790
	Zhejiang Dahua Technology Co., Ltd., Class A	36,344	123,044
	Zhejiang Dingli Machinery Co., Ltd., Class A	3,280	44,693
	Zhejiang Expressway Co., Ltd., Class H	400,000	273,073
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	8,900	18,706
	Zhejiang Hailiang Co., Ltd., Class A	63,100	74,066

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Hangmin Co., Ltd., Class A	18,000	$14,295
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	35,400	41,117
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,900	19,622
	Zhejiang Huafeng Spandex Co., Ltd., Class A	60,500	72,602
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	12,300	62,147
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	4,600	27,422
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	38,900	57,584
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	20,838
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,500	34,740
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	5,800	22,397
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	27,350
*	Zhejiang Jingu Co., Ltd., Class A	27,500	34,198
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	7,800	13,909
	Zhejiang Juhua Co., Ltd., Class A	44,800	44,740
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	4,700	10,889
	Zhejiang Longsheng Group Co., Ltd., Class A	72,600	144,412
	Zhejiang Medicine Co., Ltd., Class A	26,043	55,640
	Zhejiang Meida Industrial Co., Ltd., Class A	14,800	41,999
*	Zhejiang Narada Power Source Co., Ltd., Class A	25,000	59,999
	Zhejiang NHU Co., Ltd., Class A	26,859	116,639
	Zhejiang Runtu Co., Ltd., Class A	37,200	49,779
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	28,370	103,969
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	29,400	97,565
	Zhejiang Semir Garment Co., Ltd., Class A	49,100	61,265
	Zhejiang Supor Co., Ltd., Class A	3,300	34,829
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	41,400	44,523
	Zhejiang Wanliyang Co., Ltd., Class A	40,300	70,271
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	13,290	43,491
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	37,700	105,494
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	4,100	37,089
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	17,400	39,982
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,800	21,465
	Zhejiang Yankon Group Co., Ltd., Class A	40,200	23,624
	Zhejiang Yasha Decoration Co., Ltd., Class A	25,400	34,055
*	Zhejiang Yongtai Technology Co., Ltd., Class A	10,100	13,543
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	99,800	109,787
	Zhengzhou Yutong Bus Co., Ltd., Class A	43,440	103,904
	Zhenro Properties Group, Ltd.	103,000	59,439
	Zhong An Group, Ltd.	1,701,000	68,207
#*Ω	ZhongAn Online P&C Insurance Co., Ltd., Class H	10,800	56,532
	Zhongji Innolight Co., Ltd., Class A	2,100	14,868
	Zhongjin Gold Corp., Ltd., Class A	30,000	41,913
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	52,500	30,590
	Zhongshan Public Utilities Group Co., Ltd., Class A	20,300	25,491
	Zhongsheng Group Holdings, Ltd.	280,500	2,000,033
*	Zhongtian Financial Group Co., Ltd., Class A	133,355	60,751
	Zhongyu Gas Holdings, Ltd.	189,477	165,593
	Zhongyuan Environment-Protection Co., Ltd., Class A	18,500	19,873
#Ω	Zhou Hei Ya International Holdings Co., Ltd.	229,500	223,366
*	Zhuguang Holdings Group Co., Ltd.	68,000	10,537
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	214,500	660,552
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,900	20,849
	Zhuzhou Kibing Group Co., Ltd., Class A	73,800	101,287
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	46,700	57,502
	Zijin Mining Group Co., Ltd., Class H	2,378,000	1,733,592
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	406,800	359,170
	ZTE Corp., Class H	160,360	354,564
	ZTO Express Cayman, Inc., ADR	80,944	2,345,757

TOTAL CHINA			378,501,579

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,188	$73,624
	Bancolombia SA, Sponsored ADR	5,146	131,171
	Bancolombia SA	13,361	84,577
	Celsia SA ESP	133,798	145,401
	Cementos Argos SA	42,641	50,184
*	CEMEX Latam Holdings SA	45,944	38,046
*	Corp. Financiera Colombiana SA	31,755	213,323
	Ecopetrol SA	343,135	158,785
	Grupo Argos SA	74,124	203,392
	Grupo Aval Acciones y Valores SA, ADR	15,916	72,259
	Grupo de Inversiones Suramericana SA	32,378	168,150
	Grupo Energia Bogota SA ESP	61,864	38,362
	Grupo Nutresa SA	33,010	182,008
	Interconexion Electrica SA ESP	67,282	362,629
	Mineros SA	11,167	10,387
	Promigas SA ESP	11,599	20,124

TOTAL COLOMBIA			1,952,422

CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,780	374,368
*	Komercni banka A.S.	5,273	107,074
Ω	Moneta Money Bank A.S.	93,152	211,464
	O2 Czech Republic A.S.	13,360	125,486
	Philip Morris CR A.S.	60	34,820

TOTAL CZECH REPUBLIC			853,212

DENMARK — (1.5%)
*	ALK-Abello A.S.	1,854	620,335
*	Alm Brand A.S.	29,528	337,749
#	Ambu A.S., Class B	10,328	313,252
	AP Moller - Maersk A.S., Class A	218	322,347
#	AP Moller - Maersk A.S., Class B	170	272,448
*	Bang & Olufsen A.S.	38,004	106,083
*	BankNordik P/F	1,133	20,163
*	Bavarian Nordic A.S.	21,139	560,523
*	Brodrene Hartmann A.S.	1,589	127,358
	Carlsberg A.S., Class B	10,325	1,307,360
	Chr Hansen Holding A.S.	16,177	1,632,418
	Coloplast A.S., Class B	7,723	1,129,434
*	Columbus A.S.	29,642	38,033
	D/S Norden A.S.	14,223	202,246
*	Danske Bank A.S.	93,085	1,240,597
*	Demant A.S.	33,225	1,049,022
*	Dfds A.S.	14,528	543,461
#*	Drilling Co. of 1972 A.S. (The)	2,183	41,238
	DSV Panalpina A.S.	14,272	2,315,530
*	FLSmidth & Co. A.S.	18,066	461,557
*	Genmab A.S.	2,955	987,043
	GN Store Nord A.S.	44,914	3,233,673
	H Lundbeck A.S.	21,573	608,174
*	H+H International A.S., Class B	9,383	181,963
#*	ISS A.S.	45,968	596,829
*	Jeudan A.S.	1,225	41,994
*	Jyske Bank A.S.	25,763	767,689
*	Matas A.S.	20,090	224,280
*Ω	Netcompany Group A.S.	3,996	332,368
*	Nilfisk Holding A.S.	11,981	164,300
*	NKT A.S.	10,339	281,080

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
Ω	NNIT A.S.	5,091	$85,880
	North Media A.S.	1,647	16,523
	Novo Nordisk A.S., Class B	144,089	9,187,926
	Novozymes A.S., Class B	25,792	1,551,161
Ω	Orsted A.S.	7,908	1,255,069
	Pandora A.S.	42,470	3,369,121
*	Parken Sport & Entertainment A.S.	2,257	22,632
	Per Aarsleff Holding A.S.	8,213	313,278
	Ringkjoebing Landbobank A.S.	13,560	1,033,169
	Rockwool International A.S., Class A	1,772	619,671
	Rockwool International A.S., Class B	2,711	1,061,133
	Royal Unibrew A.S.	19,787	1,929,412
	RTX A.S.	3,370	108,259
Ω	Scandinavian Tobacco Group A.S., Class A	23,976	338,657
	Schouw & Co., A.S.	5,694	495,845
	SimCorp A.S.	15,314	1,826,556
	Solar A.S., Class B	2,972	140,883
*	Spar Nord Bank A.S.	43,945	378,632
*	Sydbank A.S.	29,984	512,777
*	Tivoli A.S.	652	66,627
	Topdanmark A.S.	16,733	655,254
#	TORM P.L.C.	14,637	93,816
	Tryg A.S.	21,867	606,869
	United International Enterprises, Ltd.	687	145,790
	Vestas Wind Systems A.S.	18,313	3,141,852
*	Vestjysk Bank A.S.	151,427	65,529
*	Zealand Pharma A.S.	12,210	409,652

TOTAL DENMARK			49,492,520

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	33,637	129,751
	Commercial International Bank Egypt S.A.E., GDR	26,696	103,180
*	Egyptian Financial Group-Hermes Holding Co., GDR	5,738	8,951

TOTAL EGYPT			241,882

FINLAND — (1.1%)
	Ahlstrom-Munksjo Oyj	8,889	186,111
*	Aktia Bank Oyj	18,893	195,103
	Alma Media Oyj	7,872	70,036
	Atria Oyj	5,381	58,185
#*	BasWare Oyj	560	24,171
#*	Bittium Oyj	6,855	47,271
	Cargotec Oyj, Class B	19,234	661,120
*	Caverion Oyj	20,214	132,906
#	Citycon Oyj	15,706	120,907
	Digia Oyj	4,257	33,963
	Elisa Oyj	23,629	1,161,806
Ω	Enento Group Oyj	1,242	46,719
*	Finnair Oyj	388,234	165,582
	Fiskars Oyj Abp	9,074	136,129
	Fortum Oyj	53,717	1,009,698
*	F-Secure Oyj	26,483	108,205
*	HKScan Oyj, Class A	13,829	30,239
	Huhtamaki Oyj	43,186	2,109,529
	Kemira Oyj	76,521	945,334
	Kesko Oyj, Class A	25,288	620,187
	Kesko Oyj, Class B	85,416	2,191,824
	Kojamo Oyj	23,302	480,318

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
#	Kone Oyj, Class B	24,211	$1,927,513
	Konecranes Oyj	23,775	748,076
	Lassila & Tikanoja Oyj	17,978	272,077
	Metsa Board Oyj	40,805	342,367
	Metso Outotec Oyj	171,696	1,210,366
	Neles Oyj	31,139	416,996
	Neste Oyj	41,460	2,162,286
*	Nokia Oyj	215,510	726,526
	Nokia Oyj	66,112	222,549
#	Nokian Renkaat Oyj	64,321	1,976,451
*	Nordea Bank Abp	221,033	1,658,911
	Nordea Bank Abp	2,030	15,290
	Olvi Oyj, Class A	5,575	291,390
	Oriola Oyj, Class B	71,422	150,542
	Orion Oyj, Class A	8,341	359,419
	Orion Oyj, Class B	38,175	1,633,875
#*	Outokumpu Oyj	140,430	350,429
*	Pihlajalinna Oyj	890	9,142
	Ponsse Oyj	3,929	125,222
	Raisio Oyj, Class V	13,212	46,919
	Rapala VMC Oyj	4,345	13,866
	Raute Oyj, Class A	344	7,936
	Revenio Group Oyj	7,382	302,173
	Sampo Oyj, Class A	42,505	1,603,989
	Sanoma Oyj	54,111	796,439
*	Stockmann Oyj Abp, Class B	10,970	10,536
	Stora Enso Oyj, Class R	118,563	1,730,183
*	Teleste Oyj	754	3,514
	TietoEVRY Oyj	18,537	462,386
	Tikkurila Oyj	21,130	337,992
	Tokmanni Group Corp.	24,258	385,225
	UPM-Kymmene Oyj	85,617	2,419,447
	Uponor Oyj	16,645	310,340
	Vaisala Oyj, Class A	4,331	180,311
	Valmet Oyj	77,800	1,856,846
#	Wartsila Oyj Abp	94,983	754,812
	YIT Oyj	65,184	343,904

TOTAL FINLAND			36,701,588

FRANCE — (5.0%)
	ABC arbitrage	6,200	51,252
*	Accor SA	26,429	673,621
	Actia Group	4	9
	Aeroports de Paris	3,577	350,037
#*	Air France-KLM	51,028	167,266
	Air Liquide SA	23,331	3,411,885
*	Airbus SE	46,119	3,374,344
#*	Akka Technologies	7,531	137,675
	AKWEL	4,438	80,264
	Albioma SA	14,179	661,045
*	Alstom SA	15,576	695,926
	Altamir	3,771	79,528
*	Alten SA	9,932	795,241
#*	Amplitude Surgical SAS	3,043	7,305
*Ω	Amundi SA	7,669	503,025
	Arkema SA	37,485	3,671,271
	Assystem SA	3,816	97,880
*	Atos SE	33,872	2,313,995
	Aubay	3,407	114,592

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	AXA SA	145,307	$2,333,528
*	Axway Software SA	3,324	77,854
*	Bastide le Confort Medical	1,878	99,596
	Beneteau SA	17,013	156,431
*	Bigben Interactive	6,565	107,559
	BioMerieux	1,447	215,457
*	BNP Paribas SA	66,705	2,326,321
	Boiron SA	3,739	167,255
	Bollore SA	174,349	624,953
	Bonduelle SCA	9,646	207,971
#*	Bourbon Corp.	4,401	0
	Bouygues SA	71,560	2,346,697
*	Bureau Veritas SA	63,856	1,400,256
	Burelle SA	16	9,506
	Capgemini SE	23,575	2,722,153
	Carrefour SA	95,076	1,477,661
#*	Casino Guichard Perrachon SA	20,001	450,567
*	Cegedim SA	2,736	70,875
*	CGG SA	315,177	177,619
	Chargeurs SA	5,643	109,993
*	Cie de Saint-Gobain	85,407	3,326,902
	Cie des Alpes	5,985	94,164
	Cie Generale des Etablissements Michelin SCA	35,017	3,781,870
	Cie Plastic Omnium SA	36,230	824,470
*	CNP Assurances	34,280	386,631
*	Coface SA	41,198	321,887
*	Credit Agricole SA	139,021	1,099,731
	Danone SA, Sponsored ADR	930	10,323
	Danone SA	53,856	2,987,134
*	Dassault Aviation SA	24	20,080
	Dassault Systemes SE	2,715	462,936
	Derichebourg SA	50,289	147,718
*	Devoteam SA	2,054	233,323
	Edenred	23,642	1,102,047
*	Eiffage SA	35,461	2,573,668
	Electricite de France SA	81,164	942,075
	Electricite de Strasbourg SA	236	31,758
Ω	Elior Group SA	44,785	168,907
*	Elis SA	68,675	753,215
*	Engie SA	129,042	1,560,705
#*	Eramet SA	4,210	111,809
*	EssilorLuxottica SA	13,958	1,723,239
*	Esso SA Francaise	1,283	13,335
#*	Etablissements Maurel et Prom SA	7,093	9,875
*	Eurofins Scientific SE	3,260	2,596,003
Ω	Euronext NV	20,012	2,083,679
#*Ω	Europcar Mobility Group	49,655	32,397
	Eutelsat Communications SA	78,756	792,131
*	Exel Industries, Class A	664	30,232
*	Faurecia SE	35,576	1,349,253
	Fleury Michon SA	178	4,952
*	Fnac Darty SA	9,670	415,350
	Gaztransport Et Technigaz SA	7,924	759,569
*	Getlink SE	47,005	632,228
*	GL Events	5,790	47,181
*	Groupe Crit	1,957	120,171
	Groupe Gorge	782	10,938
*	Groupe Open	2,113	36,557
	Guerbet	4,015	135,681

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Haulotte Group SA	4,122	$18,933
	Hermes International	2,765	2,574,491
*	HEXAOM	1,748	61,060
*	ID Logistics Group	1,050	244,702
	Iliad SA	2,434	470,569
	Imerys SA	14,116	421,940
#*	Ingenico Group SA	27,840	4,002,705
	Ipsen SA	4,514	411,135
	IPSOS	18,653	458,464
	Jacquet Metals SA	7,037	81,290
*	JCDecaux SA	31,152	480,811
	Kaufman & Broad SA	9,388	334,557
	Kering SA	5,623	3,398,070
#*	Korian SA	31,391	884,360
#*	Lagardere SCA	27,324	597,532
	Laurent-Perrier	280	23,021
*	Le Belier	1,864	82,899
	Lectra	12,530	288,442
	Legrand SA	33,168	2,455,072
	Linedata Services	2,487	73,337
*	LISI	10,273	166,244
	LNA Sante SA	2,659	137,207
	L’Oreal SA	5,558	1,796,264
	LVMH Moet Hennessy Louis Vuitton SE	21,810	10,223,387
*Ω	Maisons du Monde SA	5,640	75,462
#*	Manitou BF SA	3,915	77,512
	Manutan International	283	17,920
*	Mersen SA	7,475	193,937
*	METabolic EXplorer SA	13,465	24,252
*	Metropole Television SA	18,765	206,124
*	Natixis SA	175,789	409,447
*	Nexans SA	11,155	541,714
	Nexity SA	19,250	540,466
*	Nicox	5,712	22,909
*	NRJ Group	7,862	50,363
#*	Oeneo SA	10,332	133,704
*	OL Groupe SA	7,499	16,601
#*	Onxeo SA	18,073	12,642
	Orange SA	433,198	4,864,649
*	Orpea	9,013	900,257
	Pernod Ricard SA	3,402	548,071
*	Peugeot SA	268,680	4,826,623
*	Pierre & Vacances SA	1,511	16,596
#*	Plastivaloire	5,908	21,113
	Publicis Groupe SA, ADR	2,568	22,188
	Publicis Groupe SA	84,257	2,927,281
	Quadient SA	16,120	210,068
#*	Rallye SA	5,019	19,084
#*	Recylex SA	5,631	9,090
#	Remy Cointreau SA	571	96,403
*	Renault SA	34,417	852,364
*	Rexel SA	90,924	957,308
	Robertet SA	144	159,385
*	Rothschild & Co.	9,511	244,124
	Rubis SCA	18,143	596,538
*	Safran SA	27,569	2,907,975
	Sanofi	46,858	4,230,965
	Sartorius Stedim Biotech	3,380	1,282,243
*	Savencia SA	1,851	103,517

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Schneider Electric SE	19,747	$2,399,387
	Schneider Electric SE	523	63,523
*	SCOR SE	53,983	1,310,990
	SEB SA	8,272	1,344,310
	Seche Environnement SA	808	32,568
	SES SA	171,829	1,372,454
	Societe BIC SA	9,439	452,134
*	Societe Generale SA	105,097	1,428,049
*	Societe Marseillaise du Tunnel Prado-Carenage SA	433	7,017
	Societe pour l’Informatique Industrielle	3,659	70,354
	Sodexo SA	21,840	1,402,916
*	SOITEC	6,172	875,549
#*	Solocal Group	2,916,309	64,835
	Somfy SA	3,652	508,358
*	Sopra Steria Group	7,112	845,699
*	SPIE SA	47,646	749,792
*	Stef SA	2,121	155,650
	STMicroelectronics NV	123,310	3,761,474
#	STMicroelectronics NV	5,594	170,841
	Suez SA	60,158	1,101,334
	Sword Group	2,456	86,669
*	Synergie SA	3,392	100,906
*	Tarkett SA	13,903	168,430
	Teleperformance	9,074	2,723,859
*	Television Francaise 1	34,570	202,987
	Thales SA	16,114	1,049,993
	Thermador Groupe	1,268	85,345
	Total Gabon	398	49,447
	Total SE	225,223	6,823,516
#	TOTAL SE, Sponsored ADR	16,704	506,629
	Trigano SA	4,185	555,623
*	Ubisoft Entertainment SA	25,742	2,273,878
	Union Financiere de France BQE SA	1,562	33,435
	Valeo SA	106,552	3,223,348
#*	Vallourec SA	3,519	49,045
*	Valneva SE	16,053	113,906
	Veolia Environnement SA, ADR	1,217	22,612
	Veolia Environnement SA	46,913	873,175
	Vetoquinol SA	997	94,125
	Vicat SA	8,127	249,879
	Vilmorin & Cie SA	2,607	136,202
	Vinci SA	66,251	5,232,840
*	Virbac SA	710	165,229
	Vivendi SA	29,844	861,402
*	Vranken-Pommery Monopole SA	1,450	22,297
*Ω	Worldline SA	4,368	323,522
*	XPO Logistics Europe SADIR	32	9,283

TOTAL FRANCE			165,962,740

GERMANY — (4.2%)
	1&1 Drillisch AG	13,878	292,298
	7C Solarparken AG	12,364	53,928
*	Aareal Bank AG	24,766	427,925
*	Adidas AG	13,360	3,969,321
*Ω	ADLER Group SA	15,038	378,051
*	ADVA Optical Networking SE	25,606	196,588
*	AIXTRON SE	14,963	168,502
	All for One Group SE	816	44,421
	Allgeier SE	1,536	93,034

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Allianz SE	28,309	$4,986,760
	Allianz SE, Sponsored ADR	18,284	320,884
*	Amadeus Fire AG	2,121	220,371
*	Aroundtown SA	162,987	781,796
	Atoss Software AG	1,346	188,154
	Aurubis AG	16,865	1,078,912
	BASF SE	39,827	2,180,854
	Basler AG	1,428	85,150
*	Bauer AG	5,064	53,117
	Bayer AG, Sponsored ADR	1,092	12,809
	Bayer AG	59,637	2,802,373
	Bayerische Motoren Werke AG	72,976	4,987,087
	BayWa AG	6,370	196,888
	Bechtle AG	13,344	2,291,386
Ω	Befesa SA	982	40,442
	Beiersdorf AG	3,430	359,153
	Bertrandt AG	2,454	84,158
	bet-at-home.com AG	1,209	43,952
*	Bijou Brigitte AG	671	15,590
#	Bilfinger SE	13,078	239,736
	Borussia Dortmund GmbH & Co. KGaA	27,180	133,457
	Brenntag AG	45,305	2,895,732
#	CANCOM SE	6,933	274,087
	Carl Zeiss Meditec AG	2,733	353,131
*	CECONOMY AG	72,863	322,247
*	CENIT AG	4,360	60,703
*	Centrotec SE	3,260	60,055
	Cewe Stiftung & Co. KGAA	4,089	389,775
*	comdirect bank AG	3,971	64,129
#*	Commerzbank AG	376,835	1,783,677
	CompuGroup Medical SE & Co. KgaA	9,159	786,940
	Continental AG	18,987	2,017,386
#*	Corestate Capital Holding SA	6,754	98,189
Ω	Covestro AG	58,134	2,774,502
	CropEnergies AG	12,538	170,698
*	CTS Eventim AG & Co. KGaA	18,088	801,793
	Daimler AG	102,531	5,299,672
#*Ω	Delivery Hero SE	2,893	332,099
*	Deutsche Bank AG	232,746	2,150,837
*	Deutsche Bank AG	22,682	209,808
	Deutsche Beteiligungs AG	6,117	199,184
	Deutsche Boerse AG	21,374	3,149,534
#*	Deutsche EuroShop AG	13,778	174,017
#*	Deutsche Lufthansa AG	114,289	977,750
*Ω	Deutsche Pfandbriefbank AG	56,777	346,972
	Deutsche Post AG	93,242	4,134,162
	Deutsche Telekom AG	336,042	5,107,417
	Deutsche Wohnen SE	26,253	1,325,065
*	Deutz AG	57,564	295,715
*	Dialog Semiconductor P.L.C.	29,745	1,133,995
	DIC Asset AG	13,392	154,135
	DMG Mori AG	3,732	176,237
#	Dr Hoenle AG	1,186	66,003
	Draegerwerk AG & Co. KGaA	1,349	96,427
#	Duerr AG	26,476	761,407
	E.ON SE	41,238	429,459
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	214,992
*	EDAG Engineering Group AG	4,778	44,901
	Elmos Semiconductor SE	2,084	46,092

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	ElringKlinger AG	12,064	$122,000
	Energiekontor AG	4,020	164,438
	Evonik Industries AG	32,698	787,266
*	Ferratum Oyj	610	2,796
*	Fielmann AG	8,958	678,497
	First Sensor AG	2,116	99,058
	FORTEC Elektronik AG	461	8,376
*	Francotyp-Postalia Holding AG, Class A	4,794	17,095
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	522,852
	Freenet AG	53,644	950,360
	Fresenius Medical Care AG & Co. KGaA	35,908	2,742,013
	Fresenius SE & Co. KGaA	25,126	932,010
	Fuchs Petrolub SE	8,998	344,875
	GEA Group AG	19,001	632,804
	Gerresheimer AG	14,689	1,476,603
	Gesco AG	3,358	44,617
	GFT Technologies SE	10,615	114,250
*	Grammer AG	992	19,760
	Grand City Properties SA	21,864	496,282
*	H&R GmbH & Co. KGaA	5,091	24,611
	Hamburger Hafen und Logistik AG	12,729	213,388
	Hannover Rueck SE	5,621	816,854
#Ω	Hapag-Lloyd AG	10,234	638,691
	HeidelbergCement AG	19,986	1,143,068
#*	Heidelberger Druckmaschinen AG	166,662	93,281
*	Hella GmbH & Co KGaA	15,593	680,847
	Henkel AG & Co. KGaA	2,660	240,474
*	Highlight Communications AG	2,448	10,494
	Hochtief AG	4,602	338,549
*	HolidayCheck Group AG	10,948	20,901
	Hornbach Baumarkt AG	4,042	159,646
	Hornbach Holding AG & Co. KGaA	3,557	342,338
	Hugo Boss AG	23,320	534,660
*	Hypoport SE	949	496,882
#	Indus Holding AG	9,144	270,526
	Infineon Technologies AG	150,777	4,197,809
	Infineon Technologies AG, ADR	9,006	250,997
*Ω	Instone Real Estate Group AG	5,325	110,193
	IVU Traffic Technologies AG	3,385	53,573
	Jenoptik AG	10,649	262,789
*Ω	JOST Werke AG	3,836	143,907
#	K+S AG	81,739	547,643
	KION Group AG	41,705	3,249,690
*	Kloeckner & Co. SE	35,562	199,858
	Knorr-Bremse AG	1,565	181,270
*	Koenig & Bauer AG	6,842	141,316
	Krones AG	3,585	204,839
	KWS Saat SE & Co., KGaA	2,285	168,270
	Lanxess AG	34,432	1,746,314
	LEG Immobilien AG	12,367	1,671,435
	Leifheit AG	2,142	84,277
#*	Leoni AG	16,129	98,326
	LPKF Laser & Electronics AG	3,217	60,846
*	Manz AG	1,498	50,291
#*	Medigene AG	1,354	5,204
	Merck KGaA	3,035	449,578
	METRO AG	95,603	936,272
	MLP SE	28,711	159,648
	MTU Aero Engines AG	15,622	2,670,133

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	$1,672,281
	Nemetschek SE	16,893	1,223,170
	New Work SE	996	259,870
	Nexus AG	2,162	120,459
*	Nordex SE	28,602	412,187
	Norma Group SE	10,494	325,737
*	OHB SE	2,856	112,986
	Patrizia AG	13,156	299,454
	Pfeiffer Vacuum Technology AG	1,992	363,321
	PNE AG	31,116	218,319
*	Progress-Werk Oberkirch AG	638	12,190
#*	ProSiebenSat.1 Media SE	84,797	946,375
	PSI Software AG	1,986	55,461
*	Puma SE	1,099	96,210
*	Puma SE	2,090	182,656
	q.beyond AG	74,594	105,054
*	QIAGEN NV	14,153	672,070
#	Rational AG	995	746,310
	Rheinmetall AG	20,377	1,489,227
	Rocket Internet SE	27,235	589,026
#*	RTL Group SA	14,468	549,740
	RWE AG	77,383	2,863,771
#*	S&T AG	11,418	206,596
*	SAF-Holland SE	20,283	172,429
*	Salzgitter AG	18,233	265,266
	SAP SE, Sponsored ADR	1,405	150,096
	SAP SE	27,602	2,944,708
*	Schaltbau Holding AG	1,428	39,432
	Schloss Wachenheim AG	576	10,333
#Ω	Scout24 AG	6,268	505,675
	Secunet Security Networks AG	408	113,756
*	SGL Carbon SE	3,031	9,651
#*Ω	Shop Apotheke Europe NV	864	143,367
	Siemens AG	25,310	2,969,269
*	Siemens Energy AG	12,655	277,087
	Siltronic AG	9,824	929,697
*	Sixt SE	7,260	548,528
*	SMA Solar Technology AG	1,185	51,323
*	SMT Scharf AG	697	5,764
	Softing AG	1,374	7,600
	Software AG	15,539	557,565
	Stabilus SA	7,794	441,867
	STRATEC SE	1,048	153,816
*	Stroeer SE & Co. KGaA	12,131	876,919
	Suedzucker AG	23,693	340,979
*	SUESS MicroTec SE	7,203	129,604
*	Surteco Group SE	3,208	80,656
	Symrise AG	14,502	1,788,247
	TAG Immobilien AG	32,978	971,849
*	Takkt AG	14,788	157,149
*	Talanx AG	15,227	448,910
*	Technotrans SE	2,982	59,747
*Ω	Tele Columbus AG	8,186	20,147
	Telefonica Deutschland Holding AG	442,048	1,114,964
#*	Thyssenkrupp AG	93,145	444,605
	Traffic Systems SE	789	23,894
	Uniper SE	19,058	569,250
	United Internet AG	58,783	2,061,437
	VERBIO Vereinigte BioEnergie AG	10,179	217,459

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Volkswagen AG	4,000	$622,250
	Vonovia SE	25,306	1,616,116
*	Vossloh AG	3,070	112,126
	Wacker Chemie AG	8,087	780,169
*	Wacker Neuson SE	13,053	239,995
*	Washtec AG	4,170	184,635
	Wuestenrot & Wuerttembergische AG	12,320	204,899
*Ω	Zalando SE	5,048	470,092
	Zeal Network SE	5,766	250,260

TOTAL GERMANY			137,837,718

GREECE — (0.0%)
*	Aegean Airlines SA	2,697	8,352
*	Alpha Bank AE	159,412	81,121
	Autohellas SA	3,700	15,984
	Bank of Greece	4,789	74,901
*	Cairo Mezz P.L.C.	14,998	1,813
*	Ellaktor SA	26,314	41,349
*	Eurobank Ergasias Services and Holdings SA, Class A	179,981	60,187
*	FF Group	1,384	1,451
*	Fourlis Holdings SA	4,698	18,141
*	GEK Terna Holding Real Estate Construction SA	10,043	67,940
	Hellenic Exchanges - Athens Stock Exchange SA	12,599	37,523
	Hellenic Telecommunications Organization SA	19,115	253,497
	Holding Co. ADMIE IPTO SA	25,205	62,330
	JUMBO SA	5,040	70,642
	Motor Oil Hellas Corinth Refineries SA	11,658	109,000
	Mytilineos SA	7,593	83,308
*	National Bank of Greece SA	48,125	50,682
	OPAP SA	7,230	58,491
*	Piraeus Bank SA	119,111	91,626
*	Public Power Corp. SA	4,356	24,463
	Sarantis SA	2,316	22,849
	Terna Energy SA	12,421	165,347
	Titan Cement International SA	2,126	26,404

TOTAL GREECE			1,427,401

HONG KONG — (1.8%)
*	Aceso Life Science Group., Ltd.	500,500	20,341
	Aeon Credit Service Asia Co., Ltd.	96,000	61,479
	AIA Group, Ltd.	562,200	5,350,555
	Allied Properties HK, Ltd.	696,000	171,475
	APAC Resources, Ltd.	66,000	8,348
*	Applied Development Holdings, Ltd.	415,000	11,479
	Asia Financial Holdings, Ltd.	72,000	33,798
*	Asia Standard International Group, Ltd.	326,000	33,711
	Asiasec Properties, Ltd.	63,900	9,292
	ASM Pacific Technology, Ltd.	42,900	432,617
	Atlas Corp.	30,443	262,723
	Bank of East Asia, Ltd. (The)	254,690	459,464
#*	Beijing Energy International Holding Co., Ltd.	2,208,000	63,079
Ω	BOC Aviation, Ltd.	83,000	513,948
	BOC Hong Kong Holdings, Ltd.	305,500	848,522
	BOCOM International Holdings Co., Ltd.	215,000	29,753
	BOE Varitronix, Ltd.	270,000	92,870
	Bright Smart Securities & Commodities Group, Ltd.	274,000	68,157
*	Brightoil Petroleum Holdings, Ltd.	789,000	28,629
	Build King Holdings, Ltd.	90,000	9,323

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Burwill Holdings, Ltd.	882,000	$1,513
	Cafe de Coral Holdings, Ltd.	164,000	338,989
*	Camsing International Holding, Ltd.	24,000	673
*	Cathay Pacific Airways, Ltd.	677,454	460,331
	Century City International Holdings, Ltd.	320,000	16,769
	CGN Mining Co., Ltd.	475,000	17,138
*	China Best Group Holding, Ltd.	247,999	13,256
*	China Boton Group Co., Ltd.	130,000	29,561
*	China Display Optoelectronics Technology Holdings, Ltd.	400,000	20,141
*	China Energy Development Holdings, Ltd.	1,658,000	26,790
	China Motor Bus Co., Ltd.	2,400	31,866
Ω	China New Higher Education Group, Ltd.	196,000	102,274
*	China Star Entertainment, Ltd.	940,000	189,903
*	China Strategic Holdings, Ltd.	4,765,000	45,275
	Chinese Estates Holdings, Ltd.	237,500	119,742
	Chinney Investments, Ltd.	48,000	9,784
	Chow Sang Sang Holdings International, Ltd.	134,000	146,586
	Chow Tai Fook Jewellery Group, Ltd.	269,600	344,562
*	Chuang’s China Investments, Ltd.	440,000	22,452
	Chuang’s Consortium International, Ltd.	444,000	51,629
	CITIC Telecom International Holdings, Ltd.	1,036,000	329,093
	CK Asset Holdings, Ltd.	330,700	1,535,602
	CK Hutchison Holdings, Ltd.	183,200	1,106,524
	CK Infrastructure Holdings, Ltd.	72,500	342,002
	CK Life Sciences Intl Holdings, Inc.	596,000	63,234
	CLP Holdings, Ltd.	71,000	654,233
	CNQC International Holdings, Ltd.	342,500	28,128
	Convenience Retail Asia, Ltd.	92,000	51,608
#*	Convoy Global Holdings, Ltd.	1,758,000	7,098
	Cowell e Holdings, Inc.	127,000	55,926
	Cross-Harbour Holdings, Ltd. (The)	62,671	111,619
	CSI Properties, Ltd.	2,250,000	65,144
	Dah Sing Banking Group, Ltd.	223,600	192,390
	Dah Sing Financial Holdings, Ltd.	70,400	175,356
	Dickson Concepts International, Ltd.	75,000	31,607
	Dynamic Holdings, Ltd.	12,000	22,547
	Eagle Nice International Holdings, Ltd.	128,000	62,002
	EcoGreen International Group, Ltd.	50,000	8,195
*	eForce Holdings, Ltd.	408,000	3,568
*	Emperor Capital Group, Ltd.	2,052,000	32,966
	Emperor Entertainment Hotel, Ltd.	220,000	29,021
#	Emperor International Holdings, Ltd.	598,000	84,278
*	Emperor Watch & Jewellery, Ltd.	1,680,000	19,801
*	ENM Holdings, Ltd.	360,000	29,791
*	Esprit Holdings, Ltd.	824,800	85,419
	Fairwood Holdings, Ltd.	31,500	70,772
	Far East Consortium International, Ltd.	585,026	173,027
	Fiber Optic Center, Inc.	310,000	2,099
*	FIH Mobile, Ltd.	1,512,000	166,179
	First Pacific Co., Ltd.	1,030,000	319,988
*	First Shanghai Investments, Ltd.	392,000	14,718
	Fountain SET Holdings, Ltd.	350,000	40,803
*	Freeman Fintech Corp, Ltd.	532,000	2,319
	Fuguiniao Co., Ltd.	37,999	3,566
	Galaxy Entertainment Group, Ltd.	204,000	1,348,145
*	Genting Hong Kong, Ltd.	188,000	6,067
	Get Nice Holdings, Ltd.	3,476,000	75,431
	Giordano International, Ltd.	668,000	106,309
	Golden Resources Development International, Ltd.	152,000	11,396

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#*	Gold-Finance Holdings, Ltd.	184,000	$320
*	Good Resources Holdings, Ltd.	630,000	6,907
*	Goodbaby International Holdings, Ltd.	422,000	53,723
*	GR Properties, Ltd.	186,000	28,099
	Great Eagle Holdings, Ltd.	100,214	242,217
*	G-Resources Group, Ltd.	11,061,000	51,446
	Group Sense International, Ltd.	390,000	3,773
	Guoco Group, Ltd.	2,000	24,545
	Guotai Junan International Holdings, Ltd.	1,273,000	163,239
	Haitong International Securities Group, Ltd.	1,043,770	237,888
	Hang Lung Group, Ltd.	340,000	754,735
	Hang Lung Properties, Ltd.	294,000	715,740
	Hang Seng Bank, Ltd.	58,700	904,334
	Hanison Construction Holdings, Ltd.	60,757	7,459
	Henderson Land Development Co., Ltd.	188,909	667,242
	HK Electric Investments & HK Electric Investments, Ltd.	260,000	264,687
	HKBN, Ltd.	247,000	427,879
	HKR International, Ltd.	388,960	147,817
	HKT Trust & HKT, Ltd.	653,000	844,503
	Hon Kwok Land Investment Co., Ltd.	22,000	7,090
	Hong Kong & China Gas Co., Ltd.	245,875	354,749
	Hong Kong Exchanges & Clearing, Ltd.	68,746	3,294,219
	Hong Kong Ferry Holdings Co., Ltd.	18,000	13,843
*	Hong Kong Finance Investment Holding Group, Ltd.	570,000	6,764
	Hongkong & Shanghai Hotels, Ltd. (The)	161,683	117,214
Ω	Honma Golf, Ltd.	53,500	23,668
	Hosa International, Inc.	144,000	1,010
	Hsin Chong Group Holdings, Ltd.	620,000	5,246
	Huayi Tencent Entertainment Co., Ltd.	0	0
	Hung Hing Printing Group, Ltd.	74,000	9,499
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	746,000	111,787
	Hysan Development Co., Ltd.	139,000	443,144
*	I-CABLE Communications, Ltd.	800,100	5,994
	IGG, Inc.	348,000	376,706
*	Imagi International Holdings, Ltd.	90,300	9,549
	International Housewares Retail Co., Ltd.	113,000	29,815
	IPE Group, Ltd.	180,000	16,283
#*	IRC, Ltd.	1,928,000	20,195
*	IT, Ltd.	364,000	50,374
	ITC Properties Group, Ltd.	201,073	21,832
	Jacobson Pharma Corp., Ltd.	54,000	7,960
	Johnson Electric Holdings, Ltd.	182,500	377,611
	K Wah International Holdings, Ltd.	499,072	236,837
	Karrie International Holdings, Ltd.	338,000	45,469
	Kerry Logistics Network, Ltd.	283,500	592,085
	Kerry Properties, Ltd.	209,000	512,787
	Kingmaker Footwear Holdings, Ltd.	158,000	14,688
	Kingston Financial Group, Ltd.	962,000	82,412
	Kowloon Development Co., Ltd.	150,000	146,542
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,126
	Lai Sun Development Co., Ltd.	97,880	84,847
*	Landing International Development, Ltd.	679,800	19,007
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	571,500	70,923
*	Leyou Technologies Holdings, Ltd.	690,000	291,624
*	Lifestyle International Holdings, Ltd.	220,500	173,185
	Lippo China Resources, Ltd.	810,000	13,700
	Lippo, Ltd.	58,000	15,435
	Liu Chong Hing Investment, Ltd.	84,000	67,525

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	L’Occitane International SA	195,500	$357,911
	Luk Fook Holdings International, Ltd.	144,000	352,104
	Lung Kee Bermuda Holdings	74,000	23,106
*	Macau Legend Development, Ltd.	873,000	118,400
	Man Wah Holdings, Ltd.	668,000	932,285
#*	Mason Group Holdings, Ltd.	9,010,798	31,579
	Master Glory Group, Ltd.	197,847	1,245
*	Meilleure Health International Industry Group, Ltd.	6,000	315
	Melco International Development, Ltd.	253,000	410,680
	Melco Resorts & Entertainment, Ltd., ADR	3,081	49,666
	MGM China Holdings, Ltd.	205,200	270,795
*	Midland Holdings, Ltd.	154,854	15,589
	Ming Fai International Holdings, Ltd.	139,000	12,621
	Miramar Hotel & Investment	79,000	128,857
*Ω	Mobvista, Inc.	26,000	10,994
	Modern Dental Group, Ltd.	140,000	23,722
	MTR Corp., Ltd.	44,833	222,159
	NagaCorp., Ltd.	774,000	800,584
	Nameson Holdings, Ltd.	354,000	22,322
	New World Development Co., Ltd.	27,952	133,454
#*	NewOcean Energy Holdings, Ltd.	370,000	32,992
	NWS Holdings, Ltd.	485,116	425,831
*	OP Financial, Ltd.	148,000	15,917
	Oriental Watch Holdings	220,000	68,855
*	Oshidori International Holdings, Ltd.	1,594,198	144,116
#	Pacific Basin Shipping, Ltd.	1,992,000	290,987
#*	Pacific Century Premium Developments, Ltd.	218,483	23,128
	Pacific Textiles Holdings, Ltd.	508,000	289,869
	Paliburg Holdings, Ltd.	128,000	32,703
*	Paradise Entertainment, Ltd.	132,000	15,798
*	PC Partner Group, Ltd.	122,000	27,024
#	PCCW, Ltd.	1,878,008	1,129,876
	Perennial Energy Holdings, Ltd.	30,000	31,060
	Perfect Shape Medical, Ltd.	124,000	44,593
	Pico Far East Holdings, Ltd.	324,000	46,924
	Playmates Holdings, Ltd.	260,000	29,573
	Polytec Asset Holdings, Ltd.	819,800	68,861
	Power Assets Holdings, Ltd.	117,500	605,088
*	Prada SpA	153,700	608,333
	Prinx Chengshan Cayman Holding, Ltd.	10,000	10,836
*	PT International Development Co., Ltd.	454,000	14,911
	Public Financial Holdings, Ltd.	156,000	36,315
	PYI Corp., Ltd.	89,200	3,452
	Rare Earth Magnesium Technology Group Holdings, Ltd.	0	0
	Regal Hotels International Holdings, Ltd.	120,000	47,746
Ω	Regina Miracle International Holdings, Ltd.	81,000	25,116
#*	Sa Sa International Holdings, Ltd.	559,838	80,377
	Safety Godown Co., Ltd.	24,000	11,238
*Ω	Samsonite International SA	548,700	559,756
	Sands China, Ltd.	145,600	510,998
	SAS Dragon Holdings, Ltd.	88,000	28,981
	SEA Holdings, Ltd.	60,582	61,001
#*	Shangri-La Asia, Ltd.	534,000	420,169
	Shenwan Hongyuan HK, Ltd.	120,000	13,329
	Shenzhou International Group Holdings, Ltd.	187,200	3,257,161
	Shoucheng Holdings, Ltd.	676,800	243,053
	Shun Tak Holdings, Ltd.	720,000	211,326
*	Sincere Watch Hong Kong, Ltd.	430,000	4,705
*	Sing Tao News Corp., Ltd.	146,000	19,095

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Singamas Container Holdings, Ltd.	870,000	$37,058
	Sino Land Co., Ltd.	485,204	575,004
	SITC International Holdings Co., Ltd.	570,000	880,453
	SJM Holdings, Ltd.	607,000	630,253
	SmarTone Telecommunications Holdings, Ltd.	218,000	117,625
*	SOCAM Development, Ltd.	26,610	4,198
	Soundwill Holdings, Ltd.	41,000	36,659
	Stella International Holdings, Ltd.	163,000	167,034
*	Summit Ascent Holdings, Ltd.	256,000	29,391
	Sun Hung Kai & Co., Ltd.	211,000	82,091
	Sun Hung Kai Properties, Ltd.	87,500	1,126,284
	SUNeVision Holdings, Ltd.	80,000	70,213
	Swire Pacific, Ltd., Class A	100,000	456,020
	Swire Pacific, Ltd., Class B	167,500	136,400
	Swire Properties, Ltd.	90,000	241,514
	TAI Cheung Holdings, Ltd.	164,000	96,396
	Tao Heung Holdings, Ltd.	168,000	18,004
	Tech-Pro, Inc.	1,538,000	2,539
	Techtronic Industries Co., Ltd.	180,500	2,431,216
	Television Broadcasts, Ltd.	138,200	111,033
	Texwinca Holdings, Ltd.	332,000	50,387
	TK Group Holdings, Ltd.	96,000	28,512
#*	TOM Group, Ltd.	54,000	7,594
#*	Town Health International Medical Group, Ltd.	274,000	4,559
	Tradelink Electronic Commerce, Ltd.	290,000	33,693
	Transport International Holdings, Ltd.	83,646	148,745
	Union Medical Healthcare, Ltd.	47,000	26,781
	United Laboratories International Holdings, Ltd. (The)	338,000	290,640
	Untrade CW Group Holdings	193,500	1,081
#	Value Partners Group, Ltd.	145,000	63,534
	Vedan International Holdings, Ltd.	124,000	11,515
	Vitasoy International Holdings, Ltd.	262,000	1,059,765
Ω	VPower Group International Holdings, Ltd.	43,000	15,433
	VSTECS Holdings, Ltd.	350,000	219,376
	VTech Holdings, Ltd.	58,600	388,812
	Wai Kee Holdings, Ltd.	62,000	29,671
	Wang On Group, Ltd.	4,680,000	30,808
Ω	WH Group, Ltd.	2,349,000	1,850,134
	Wharf Holdings, Ltd. (The)	417,000	863,229
	Wharf Real Estate Investment Co., Ltd.	219,000	842,883
	Wing Tai Properties, Ltd.	52,000	23,489
	Wonderful Sky Financial Group Holdings, Ltd.	94,000	7,939
#*	Wynn Macau, Ltd.	184,800	255,326
*	Xingye Alloy Materials Group, Ltd.	86,000	10,196
	Xinyi Glass Holdings, Ltd.	918,000	2,015,962
	YT Realty Group, Ltd.	62,245	18,365
	Yue Yuen Industrial Holdings, Ltd.	340,000	553,797
*	Zhaobangji Properties Holdings, Ltd.	136,000	19,147

TOTAL HONG KONG			60,721,304

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	192,787
*	MOL Hungarian Oil & Gas P.L.C.	176,173	855,482
*	OTP Bank P.L.C.	19,097	595,723
	Richter Gedeon Nyrt	19,954	407,410

TOTAL HUNGARY			2,051,402

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (3.4%)
*	3M India, Ltd.	498	$124,008
	Aarti Drugs, Ltd.	15,608	143,534
	Aarti Industries, Ltd.	20,266	272,756
	ABB India, Ltd.	1,147	13,745
*	ABB Powar Products & System India, Ltd.	229	2,976
	Abbott India, Ltd.	863	178,110
	ACC, Ltd.	11,892	264,527
	Adani Enterprises, Ltd.	32,514	147,649
	Adani Gas, Ltd.	87,517	259,980
*	Adani Green Energy, Ltd.	61,444	709,700
	Adani Ports & Special Economic Zone, Ltd.	82,442	397,839
*	Adani Power, Ltd.	468,478	225,749
*	Adani Transmissions, Ltd.	105,739	412,620
*	Aditya Birla Capital, Ltd.	190,334	166,368
*	Aditya Birla Fashion and Retail, Ltd.	49,641	103,200
	Advanced Enzyme Technologies, Ltd.	14,719	62,022
	Aegis Logistics, Ltd.	21,140	59,193
	Agro Tech Foods, Ltd.	1,165	11,173
	Ahluwalia Contracts India, Ltd.	1,883	5,514
	AIA Engineering, Ltd.	6,681	152,498
	Ajanta Pharma, Ltd.	12,094	256,888
	Akzo Nobel India, Ltd.	2,300	61,165
	Alembic Pharmaceuticals, Ltd.	25,708	333,583
	Alembic, Ltd.	28,091	34,923
	Alkyl Amines Chemicals	1,008	40,500
	Allcargo Logistics, Ltd.	31,372	49,912
	Amara Raja Batteries, Ltd.	20,590	213,482
	Ambuja Cements, Ltd.	205,102	718,751
*	Amtek Auto, Ltd.	25,857	180
*	Anant Raj Global, Ltd.	44,042	9,657
	Anant Raj, Ltd.	44,042	10,689
	APL Apollo Tubes, Ltd.	3,758	158,707
	Apollo Hospitals Enterprise, Ltd.	11,573	331,302
	Apollo Tyres, Ltd.	127,582	240,925
*	Arvind Fashions, Ltd.	19,557	32,369
	Asahi India Glass, Ltd.	16,342	49,493
	Ashok Leyland, Ltd.	395,242	420,453
*	Ashoka Buildcon, Ltd.	26,970	22,138
	Asian Paints, Ltd.	22,199	661,677
*Ω	Aster DM Healthcare, Ltd.	22,456	40,603
	Astral Poly Technik, Ltd.	10,589	161,093
	Atul, Ltd.	3,254	263,952
	Aurobindo Pharma, Ltd.	130,293	1,359,326
	Automotive Axles, Ltd.	3,296	31,401
	Avanti Feeds, Ltd.	16,178	104,783
*Ω	Avenue Supermarts, Ltd.	6,078	182,942
*	Axis Bank, Ltd.	132,219	873,761
	Bajaj Auto, Ltd.	5,680	220,915
*	Bajaj Consumer Care, Ltd.	18,382	46,344
*	Bajaj Electricals, Ltd.	13,651	89,785
	Bajaj Finance, Ltd.	11,609	516,451
	Bajaj Finserv, Ltd.	5,764	431,336
	Bajaj Holdings & Investment, Ltd.	8,383	260,826
	Balaji Amines, Ltd.	4,219	47,746
	Balkrishna Industries, Ltd.	23,789	429,931
	Balmer Lawrie & Co., Ltd.	37,109	50,526
	Balrampur Chini Mills, Ltd.	73,082	158,364
*Ω	Bandhan Bank, Ltd.	18,404	71,651
*	Bank of Baroda	256,940	144,124

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Bank of Maharashtra	519,773	$77,753
	BASF India, Ltd.	2,387	43,786
	Bata India, Ltd.	8,574	151,864
	BEML, Ltd.	2,678	22,020
	Berger Paints India, Ltd.	33,662	283,128
	Bharat Dyanamics, Ltd.	6,506	25,426
	Bharat Electronics, Ltd.	242,806	284,952
	Bharat Forge, Ltd.	82,220	499,002
	Bharat Heavy Electricals, Ltd.	215,025	81,505
	Bharat Petroleum Corp., Ltd.	58,582	279,536
	Bharat Rasayan, Ltd.	275	31,920
	Bharti Airtel, Ltd.	311,794	1,818,866
	Bharti Infratel, Ltd.	117,400	293,752
*	Biocon, Ltd.	24,159	131,827
	Birla Corp., Ltd.	9,881	85,376
*	Birlasoft, Ltd.	76,048	185,800
	Bliss Gvs Pharma, Ltd.	16,236	37,033
*	Blue Dart Express, Ltd.	1,564	77,569
	Blue Star, Ltd.	6,502	55,167
	Bodal Chemicals, Ltd.	20,599	16,627
	Borosil Renewables, Ltd.	14,247	17,791
*	Borosil, Ltd.	14,247	27,560
	Bosch, Ltd.	1,452	227,586
	Brigade Enterprises, Ltd.	23,168	55,900
	Britannia Industries, Ltd.	7,461	349,929
	BSE, Ltd.	5,002	33,270
	Cadila Healthcare, Ltd.	66,448	374,735
	Can Fin Homes, Ltd.	23,250	143,337
*	Canara Bank.	154,765	180,506
*	Capacit’e Infraprojects, Ltd.	8,742	15,993
	Caplin Point Laboratories, Ltd.	5,976	40,050
	Carborundum Universal, Ltd.	21,129	80,616
	Care Ratings, Ltd.	3,646	14,650
	Castrol India, Ltd.	102,916	158,768
	CCL Products India, Ltd.	36,778	119,481
	Ceat, Ltd.	8,354	123,040
	Central Depository Services India, Ltd.	4,556	29,671
	Century Plyboards India, Ltd.	21,503	50,092
	Century Textiles & Industries, Ltd.	18,623	76,799
	Cera Sanitaryware, Ltd.	2,216	79,676
	CESC, Ltd.	15,790	119,537
	Chambal Fertilizers & Chemicals, Ltd.	67,533	148,050
*	Chennai Petroleum Corp., Ltd.	13,408	13,867
	Chennai Super Kings Cricket, Ltd.	52,326	298
*	Cholamandalam Financial Holdings, Ltd.	25,504	132,602
	Cholamandalam Investment and Finance Co., Ltd.	100,903	368,921
	Cipla, Ltd.	52,929	539,628
	City Union Bank, Ltd.	73,408	146,445
	Coal India, Ltd.	114,694	177,245
Ω	Cochin Shipyard, Ltd.	16,230	73,932
*Ω	Coffee Day Enterprises, Ltd.	10,998	3,910
	Coforge, Ltd.	3,028	90,074
	Colgate-Palmolive India, Ltd.	14,777	302,993
	Container Corp. Of India, Ltd.	45,196	238,463
	Coromandel International, Ltd.	43,719	428,305
*	CreditAccess Grameen, Ltd.	3,366	29,495
	CRISIL, Ltd.	5,681	159,303
*	Crompton Greaves Consumer Electricals, Ltd.	118,788	478,093
	Cummins India, Ltd.	9,407	54,993

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Cyient, Ltd.	9,656	$51,411
	Dabur India, Ltd.	53,464	369,134
*	Dalmia Bharat, Ltd.	23,498	267,148
	DB Corp., Ltd.	24,605	24,507
*	DCB Bank, Ltd.	84,198	88,255
	DCM Shriram, Ltd.	20,669	94,361
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	25,297
	Deepak Nitrite, Ltd.	7,234	72,572
	Delta Corp., Ltd.	32,285	51,689
*	DEN Networks, Ltd.	14,544	13,925
	Dhampur Sugar Mills, Ltd.	11,915	22,937
	Dhani Services, Ltd.	81,210	215,537
	Dhani Services, Ltd.	1,855	2,402
	Dhanuka Agritech, Ltd.	5,798	57,413
Ω	Dilip Buildcon, Ltd.	15,884	69,922
*	Dish TV India, Ltd.	100,541	15,470
	Dishman Carbogen Amcis, Ltd.	27,694	56,630
	Divi’s Laboratories, Ltd.	18,399	780,195
	Dixon Technologies India, Ltd.	553	69,667
	DLF, Ltd.	156,742	335,705
Ω	Dr Lal PathLabs, Ltd.	4,848	150,369
	Dr Reddy’s Laboratories, Ltd.	8,129	535,182
*	Dredging Corp. of India, Ltd.	1,813	5,829
	eClerx Services, Ltd.	10,525	99,304
*	Edelweiss Financial Services, Ltd.	141,455	106,790
	EICHER MOTORS LTD.	16,530	465,068
*	EID Parry India, Ltd.	27,575	103,011
*	EIH, Ltd.	34,031	34,551
	Elgi Equipments, Ltd.	13,736	19,388
	Emami, Ltd.	31,132	148,871
Ω	Endurance Technologies, Ltd.	4,761	68,056
	Engineers India, Ltd.	64,564	56,500
	EPL, Ltd.	10,881	36,790
Ω	Eris Lifesciences, Ltd.	2,384	16,064
	Escorts, Ltd.	21,460	348,426
	Excel Industries, Ltd.	767	8,955
	Exide Industries, Ltd.	110,985	237,671
	FAIRCHEM ORGANICS, Ltd. COMMON STOCK	494	3,158
	Fairchem Speciality, Ltd.	1,483	10,477
	FDC, Ltd.	13,235	61,128
*	Federal Bank, Ltd.	595,372	405,142
	Fine Organic Industries, Ltd.	725	25,919
	Finolex Cables, Ltd.	17,786	66,764
	Finolex Industries, Ltd.	14,401	101,174
	Firstsource Solutions, Ltd.	78,315	73,897
	Force Motors, Ltd.	3,168	43,870
*	Fortis Healthcare, Ltd.	183,158	310,928
*	Future Consumer, Ltd.	53,466	5,387
*	Future Lifestyle Fashions, Ltd.	6,919	7,087
	Gabriel India, Ltd.	18,231	23,287
	GAIL India, Ltd.	327,555	374,746
	Galaxy Surfactants, Ltd.	1,273	28,262
	Garware Technical Fibres, Ltd.	4,218	106,784
	Gateway Distriparks, Ltd.	24,186	30,000
*	GE T&D India, Ltd.	23,648	25,920
*Ω	General Insurance Corp. of India	16,865	26,949
*	GFL, Ltd.	10,933	11,660
	GHCL, Ltd.	18,451	38,738
	Gillette India, Ltd.	1,460	104,510

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,376	$86,647
	Glenmark Pharmaceuticals, Ltd.	58,036	372,301
	GMM Pfaudler, Ltd.	529	25,342
*	GMR Infrastructure, Ltd.	456,322	143,899
	Godfrey Phillips India, Ltd.	5,565	67,430
	Godrej Consumer Products, Ltd.	33,599	301,902
*	Godrej Industries, Ltd.	28,932	142,789
*	Godrej Properties, Ltd.	845	11,762
	Granules India, Ltd.	57,964	298,693
	Graphite India, Ltd.	5,384	12,777
	Grasim Industries, Ltd.	85,003	893,850
	Great Eastern Shipping Co., Ltd. (The)	25,115	76,557
*	Greaves Cotton, Ltd.	37,599	35,289
	Greenply Industries, Ltd.	11,914	13,018
	Grindwell Norton, Ltd.	6,276	45,897
	Gujarat Alkalies & Chemicals, Ltd.	9,787	42,283
	Gujarat Ambuja Exports, Ltd.	36,412	56,458
*	Gujarat Fluorochemicals, Ltd.	10,933	70,758
	Gujarat Gas, Ltd.	49,860	199,453
*	Gujarat Industries Power Co., Ltd.	5,497	5,051
	Gujarat Mineral Development Corp., Ltd.	43,682	25,284
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	53,841
	Gujarat Pipavav Port, Ltd.	89,581	106,897
	Gujarat State Petronet, Ltd.	79,360	207,477
	Gulf Oil Lubricants India, Ltd.	3,107	27,804
	Hatsun Agro Products, Ltd.	8,409	90,607
	Havells India, Ltd.	37,085	364,663
	HCL Technologies, Ltd.	172,553	1,969,765
Ω	HDFC Asset Management Co., Ltd.	3,334	101,211
*	HDFC Bank, Ltd.	182,588	2,913,085
*Ω	HDFC Life Insurance Co., Ltd.	27,581	219,777
*	HealthCare Global Enterprises, Ltd.	2,300	3,707
	HEG, Ltd.	1,530	13,934
	HeidelbergCement India, Ltd.	34,643	86,198
*	Hemisphere Properties India, Ltd.	14,869	13,603
	Heritage Foods, Ltd.	7,562	30,979
	Hero MotoCorp, Ltd.	36,123	1,365,316
	Hester Biosciences, Ltd.	789	18,778
	HFCL, Ltd.	235,479	54,742
	Hikal, Ltd.	22,547	49,636
	HIL, Ltd.	1,370	32,343
	Himadri Speciality Chemical, Ltd.	41,325	26,226
	Himatsingka Seide, Ltd.	16,762	28,549
	Hindalco Industries, Ltd.	335,067	775,163
	Hinduja Global Solutions, Ltd.	3,563	31,996
*	Hindustan Oil Exploration Co., Ltd.	6,123	5,282
	Hindustan Petroleum Corp., Ltd.	107,239	272,364
	Hindustan Unilever, Ltd.	36,054	1,009,875
	Honda India Power Products, Ltd.	538	7,175
	Honeywell Automation India, Ltd.	113	43,284
	Housing Development Finance Corp., Ltd.	71,710	1,857,923
	Huhtamaki PPL, Ltd.	7,123	26,561
#*	ICICI Bank, Ltd., Sponsored ADR	87,297	920,983
*	ICICI Bank, Ltd.	115,986	611,490
Ω	ICICI Lombard General Insurance Co., Ltd.	3,540	59,193
Ω	ICICI Prudential Life Insurance Co., Ltd.	17,268	94,074
Ω	ICICI Securities, Ltd.	18,452	114,975
*	IDFC First Bank, Ltd.	1,049,021	436,120
	IDFC, Ltd.	434,035	178,226

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	IFB Industries, Ltd.	923	$8,801
*	IFCI, Ltd.	305,817	23,915
	IIFL Finance, Ltd.	55,498	55,511
	IIFL Securities, Ltd.	28,342	14,963
	IIFL Wealth Management, Ltd.	4,889	60,335
	India Cements, Ltd. (The)	98,908	157,535
	India Glycols, Ltd.	4,576	16,870
	Indiabulls Housing Finance, Ltd.	122,262	232,007
*	Indiabulls Real Estate, Ltd.	117,594	75,714
*	Indian Bank.	72,098	56,032
Ω	Indian Energy Exchange, Ltd.	8,318	21,482
	Indian Hotels Co., Ltd. (The)	120,980	155,574
	Indian Hume Pipe Co., Ltd. (The)	6,838	14,657
	Indian Oil Corp., Ltd.	163,516	174,828
*	Indian Overseas Bank.	508,726	62,729
	Indo Count Industries, Ltd.	29,913	57,917
	Indoco Remedies, Ltd.	3,978	13,813
	Indraprastha Gas, Ltd.	42,275	229,975
*	IndusInd Bank, Ltd.	16,030	126,112
	Infibeam Avenues, Ltd.	84,699	95,357
	Info Edge India, Ltd.	1,739	83,053
	Infosys, Ltd., Sponsored ADR	57,600	821,952
	Infosys, Ltd.	347,300	4,974,878
	Inox Leisure, Ltd.	26,126	89,476
*	Intellect Design Arena, Ltd.	4,799	15,351
*Ω	InterGlobe Aviation, Ltd.	5,794	101,832
	IOL Chemicals and Pharmaceuticals, Ltd.	8,855	79,133
	Ipca Laboratories, Ltd.	10,606	334,071
	IRB Infrastructure Developers, Ltd.	46,610	70,980
Ω	IRCON International, Ltd.	22,130	22,641
	ITC, Ltd.	482,305	1,078,800
	ITD Cementation India, Ltd.	22,260	14,679
	J Kumar Infraprojects, Ltd.	11,676	16,157
	Jai Corp., Ltd.	15,986	17,839
*	Jaiprakash Power Ventures, Ltd.	239,763	7,431
*	Jammu & Kashmir Bank, Ltd. (The)	91,753	17,581
	Jamna Auto Industries, Ltd.	36,938	20,087
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	115,346
	Jindal Poly Films, Ltd.	4,651	28,619
	Jindal Saw, Ltd.	68,205	55,783
*	Jindal Stainless Hisar, Ltd.	44,114	58,625
*	Jindal Stainless, Ltd.	65,731	55,385
*	Jindal Steel & Power, Ltd.	127,168	328,885
	JK Cement, Ltd.	9,251	229,022
	JK Lakshmi Cement, Ltd.	14,891	58,149
	JK Paper, Ltd.	39,899	47,355
	JK Tyre & Industries, Ltd.	33,904	30,664
	JM Financial, Ltd.	118,794	129,763
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	50,167
	JSW Energy, Ltd.	162,361	131,626
	JSW Steel, Ltd.	336,504	1,401,698
	JTEKT India, Ltd.	36,684	36,617
	Jubilant Foodworks, Ltd.	20,141	592,118
	Jubilant Life Sciences, Ltd.	47,407	465,337
*	Just Dial, Ltd.	8,916	78,258
	Jyothy Labs, Ltd.	16,716	30,599
	Kajaria Ceramics, Ltd.	36,382	278,309
	Kalpataru Power Transmission, Ltd.	20,554	68,863
	Kalyani Steels, Ltd.	8,932	25,234

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Kansai Nerolac Paints, Ltd.	12,596	$87,539
*	Karnataka Bank, Ltd. (The)	98,727	56,673
*	Karur Vysya Bank, Ltd. (The)	162,946	70,977
*	Kaveri Seed Co., Ltd.	10,833	73,860
	KEC International, Ltd.	37,781	164,998
	KEI Industries, Ltd.	27,752	127,784
	Kiri Industries, Ltd.	5,697	34,188
	Kirloskar Oil Engines, Ltd.	3,070	4,241
	KNR Constructions, Ltd.	14,656	49,487
*	Kotak Mahindra Bank, Ltd.	20,395	424,954
	KPIT Technologies, Ltd.	58,305	73,701
	KPR Mill, Ltd.	10,842	108,926
	KRBL, Ltd.	25,487	87,943
	KSB, Ltd.	3,391	20,683
	L&T Finance Holdings, Ltd.	267,256	232,602
Ω	L&T TECHNOLOGY SERVICES LTD.	4,029	90,725
	Lakshmi Machine Works, Ltd.	1,159	62,500
Ω	Larsen & Toubro Infotech, Ltd.	7,341	288,819
	Larsen & Toubro, Ltd.	29,943	375,679
Ω	Laurus Labs, Ltd.	40,240	172,027
	LG Balakrishnan & Bros, Ltd.	1,990	6,696
	LIC Housing Finance, Ltd.	108,368	413,176
	Linde India, Ltd.	3,102	34,922
	LT Foods, Ltd.	41,256	29,335
	Lumax Industries, Ltd.	1,052	17,692
	Lupin, Ltd.	62,163	761,257
	LUX Industries, Ltd.	1,387	26,099
*	Magma Fincorp, Ltd.	31,466	15,596
	Mahanagar Gas, Ltd.	9,680	106,480
	Maharashtra Scooters, Ltd.	1,426	53,711
	Maharashtra Seamless, Ltd.	9,479	28,339
*	Mahindra & Mahindra Financial Services, Ltd.	298,747	493,388
	Mahindra & Mahindra, Ltd.	119,521	958,046
*	Mahindra CIE Automotive, Ltd.	39,842	74,127
*	Mahindra Holidays & Resorts India, Ltd.	23,216	52,187
*	Mahindra Lifespace Developers, Ltd.	10,741	40,536
Ω	Mahindra Logistics, Ltd.	1,951	9,345
	Majesco, Ltd.	3,087	38,483
	Manappuram Finance, Ltd.	235,523	494,550
*	Mangalore Refinery & Petrochemicals, Ltd.	40,362	15,612
	Marico, Ltd.	102,266	491,549
	Marksans Pharma, Ltd.	74,161	50,827
	Maruti Suzuki India, Ltd.	8,648	809,087
Ω	MAS Financial Services, Ltd.	4,593	51,315
	Mastek, Ltd.	4,519	51,601
*	Max Financial Services, Ltd.	13,365	106,376
*	Max Healthcare Institute, Ltd.	38,891	55,786
*	Max India, Ltd.	7,857	6,064
	Mayur Uniquoters, Ltd.	8,640	28,680
	Meghmani Organics, Ltd.	33,015	31,736
	Minda Industries, Ltd.	28,189	121,356
	Mindtree, Ltd.	10,231	184,071
Ω	Mishra Dhatu Nigam, Ltd.	5,601	13,258
	MOIL, Ltd.	25,672	44,483
*	Morepen Laboratories, Ltd.	25,505	8,716
	Motherson Sumi Systems, Ltd.	370,814	528,690
	Motilal Oswal Financial Services, Ltd.	14,330	108,617
	Mphasis, Ltd.	33,803	632,659
	MRF, Ltd.	404	353,983

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Multi Commodity Exchange of India, Ltd.	2,028	$46,513
	Muthoot Finance, Ltd.	66,141	1,095,628
	Narayana Hrudayalaya, Ltd.	9,217	42,396
	Natco Pharma, Ltd.	32,406	391,550
	National Aluminium Co., Ltd.	244,294	100,848
	Nava Bharat Ventures, Ltd.	42,413	30,258
	Navin Fluorine International, Ltd.	1,007	30,408
	Navneet Education, Ltd.	39,220	40,342
	NBCC India, Ltd.	25,870	7,936
	NCC, Ltd.	105,665	48,317
	NESCO, Ltd.	8,606	58,800
	Nestle India, Ltd.	2,994	692,478
	NHPC, Ltd.	332,705	89,153
	NIIT, Ltd.	21,787	41,186
	Nilkamal, Ltd.	2,650	45,182
	NLC India, Ltd.	66,590	43,955
	NMDC, Ltd.	262,907	291,423
	NOCIL, Ltd.	34,157	62,875
	NRB Bearings, Ltd.	20,512	18,679
	NTPC, Ltd.	184,841	220,280
*	Oberoi Realty, Ltd.	33,277	198,747
	Oil & Natural Gas Corp., Ltd.	112,193	98,075
	Oil India, Ltd.	67,389	78,043
*	Omaxe, Ltd.	19,919	17,814
	Oracle Financial Services Software, Ltd.	3,772	160,470
	Orient Cement, Ltd.	24,311	21,063
	Orient Electric, Ltd.	12,332	34,583
	Orient Refractories, Ltd.	10,208	25,763
	Oriental Carbon & Chemicals, Ltd.	634	6,642
	Page Industries, Ltd.	938	253,734
	Paisalo Digital, Ltd.	5,849	30,597
Ω	Parag Milk Foods, Ltd.	11,590	16,539
	Persistent Systems, Ltd.	16,947	265,453
	Petronet LNG, Ltd.	293,933	916,229
	Pfizer, Ltd.	2,126	143,100
	Phillips Carbon Black, Ltd.	30,584	57,912
	Phoenix Mills, Ltd. (The)	13,613	103,939
	PI Industries, Ltd.	28,058	831,959
	Pidilite Industries, Ltd.	13,377	283,473
	Piramal Enterprises, Ltd.	27,067	459,645
*Ω	PNB Housing Finance, Ltd.	5,256	24,956
	PNC Infratech, Ltd.	30,500	69,901
	Poly Medicure, Ltd.	3,192	20,743
	Polyplex Corp., Ltd.	5,156	53,879
	Power Finance Corp., Ltd.	243,742	287,335
	Power Grid Corp. of India, Ltd.	162,617	377,340
	Praj Industries, Ltd.	23,067	23,931
	Prakash Industries, Ltd.	18,009	10,695
	Prestige Estates Projects, Ltd.	51,311	173,222
*	Prism Johnson, Ltd.	43,150	41,571
*	Procter & Gamble Health, Ltd.	1,041	72,277
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	233,310
	PSP Projects, Ltd.	3,112	16,219
	PTC India Financial Services, Ltd.	58,589	14,343
	PTC India, Ltd.	80,783	51,283
*	Punjab National Bank	439,236	158,477
	PVR, Ltd.	11,746	170,103
*Ω	Quess Corp., Ltd.	19,671	108,974
	Radico Khaitan, Ltd.	16,295	95,735

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Rain Industries, Ltd.	41,827	$59,549
	Rajesh Exports, Ltd.	35,316	220,173
	Rallis India, Ltd.	11,377	37,968
	Ramco Cements, Ltd. (The)	24,308	261,632
	Ramco Industries, Ltd.	13,704	34,975
	Rashtriya Chemicals & Fertilizers, Ltd.	35,779	20,441
	Ratnamani Metals & Tubes, Ltd.	3,945	67,500
*	Raymond, Ltd.	11,792	43,470
Ω	RBL Bank, Ltd.	157,218	368,932
	REC, Ltd.	345,075	478,870
	Redington India, Ltd.	104,718	181,895
*	Relaxo Footwears, Ltd.	12,843	114,097
	Reliance Industries, Ltd.	297,354	8,283,595
	Sanofi India, Ltd.	2,330	251,603
*Ω	SBI Life Insurance Co., Ltd.	4,052	42,135
	Schaeffler India, Ltd.	912	46,339
	Security & Intelligence Services India, Ltd.	2,382	11,754
*	Sequent Scientific, Ltd.	6,658	12,661
Ω	SH Kelkar & Co., Ltd.	1,304	1,497
	Sharda Cropchem, Ltd.	10,452	38,195
*	Sheela Foam, Ltd.	1,669	29,515
	Shilpa Medicare, Ltd.	7,390	44,841
	Shipping Corp. of India, Ltd.	59,327	40,853
*	Shoppers Stop, Ltd.	2,038	4,783
	Shree Cement, Ltd.	734	213,939
	Shriram City Union Finance, Ltd.	7,575	81,624
	Shriram Transport Finance Co., Ltd.	56,073	521,656
	Siemens, Ltd.	3,071	52,499
	SKF India, Ltd.	2,554	50,833
	Sobha, Ltd.	19,594	76,632
	Solar Industries India, Ltd.	6,105	82,849
	Solara Active Pharma Sciences, Ltd.	3,320	50,605
	Somany Home Innovation, Ltd.	8,539	8,688
	Sonata Software, Ltd.	20,977	89,318
*	South Indian Bank, Ltd. (The)	332,336	29,095
	SRF, Ltd.	6,328	374,617
	Srikalahasthi Pipes, Ltd.	2,877	4,729
*	State Bank of India	130,826	334,464
*	State Bank of India, GDR	437	11,078
*	Steel Authority of India, Ltd.	277,659	129,212
	Sterlite Technologies, Ltd.	52,825	104,800
	Strides Pharma Science, Ltd.	21,638	200,760
	Subros, Ltd.	10,122	38,233
	Sudarshan Chemical Industries.	11,301	66,885
	Sun Pharmaceutical Industries, Ltd.	109,479	688,072
	Sun TV Network, Ltd.	29,483	168,418
	Sundaram Finance Holdings, Ltd.	4,906	3,582
	Sundaram Finance, Ltd.	7,810	154,906
	Sundaram-Clayton, Ltd.	123	2,806
	Sundram Fasteners, Ltd.	15,180	87,609
	Sunteck Realty, Ltd.	26,148	93,678
	Suprajit Engineering, Ltd.	15,143	36,348
	Supreme Industries, Ltd.	13,018	254,353
	Supreme Petrochem, Ltd.	11,031	39,038
*	Suven Pharmaceuticals, Ltd.	55,204	231,494
	Swaraj Engines, Ltd.	1,242	23,639
	Symphony, Ltd.	1,873	21,475
*Ω	Syngene International, Ltd.	19,425	139,804
	Tata Chemicals, Ltd.	44,464	192,123

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Communications, Ltd.	14,869	$186,536
	Tata Consultancy Services, Ltd.	69,673	2,509,821
	Tata Consumer Products, Ltd.	129,394	861,781
	Tata Elxsi, Ltd.	4,794	99,364
	Tata Metaliks, Ltd.	5,683	39,414
*	Tata Motors, Ltd.	712,652	1,272,588
	Tata Power Co., Ltd. (The)	176,417	124,248
*	Tata Sponge Iron, Ltd.	7,583	44,394
*	Tata Steel BSL, Ltd.	85,356	28,710
	Tata Steel, Ltd.	137,457	760,111
	TCI Express, Ltd.	3,754	39,969
	Tech Mahindra, Ltd.	113,369	1,245,085
*	Techno Electric & Engineering Co., Ltd.	15,018	38,670
	Thermax, Ltd.	5,791	59,657
*	Thomas Cook India, Ltd.	36,462	13,176
Ω	Thyrocare Technologies, Ltd.	4,402	68,292
	Tide Water Oil Co India, Ltd.	206	12,226
	Time Technoplast, Ltd.	58,614	29,702
	Timken India, Ltd.	3,329	48,485
	Tinplate Co. of India, Ltd. (The)	10,194	17,701
	Titan Co., Ltd.	44,521	701,806
	Torrent Pharmaceuticals, Ltd.	12,854	444,239
	Torrent Power, Ltd.	39,877	167,168
	Transport Corp. of India, Ltd.	10,050	30,406
	Trident, Ltd.	564,080	55,952
	Triveni Engineering & Industries, Ltd.	40,732	39,422
	Triveni Turbine, Ltd.	9,284	8,685
	TTK Prestige, Ltd.	1,020	78,518
	Tube Investments of India, Ltd.	36,180	322,190
	TV Today Network, Ltd.	13,324	35,855
*	TV18 Broadcast, Ltd.	207,389	80,523
	TVS Srichakra, Ltd.	1,447	27,538
*	UCO Bank	262,100	41,016
	Uflex, Ltd.	11,771	52,821
	UltraTech Cement, Ltd.	11,251	690,388
	Unichem Laboratories, Ltd.	12,905	43,676
*	Union Bank of India.	309,460	101,050
	United Breweries, Ltd.	14,180	177,111
*	United Spirits, Ltd.	55,126	375,043
	UPL, Ltd.	258,990	1,581,473
*	Usha Martin, Ltd.	48,729	13,898
*	VA Tech Wabag, Ltd.	10,297	25,342
	Vaibhav Global, Ltd.	3,521	92,647
	Vakrangee, Ltd.	221,710	84,029
	Vardhman Textiles, Ltd.	6,194	64,167
Ω	Varroc Engineering, Ltd.	8,908	34,736
	Varun Beverages, Ltd.	6,164	54,357
	Vedanta, Ltd.	611,268	792,347
	Vedanta, Ltd., ADR	3,300	16,896
	Venky’s India, Ltd.	3,133	61,754
	Vesuvius India, Ltd.	1,110	13,401
	V-Guard Industries, Ltd.	29,973	68,178
	Vinati Organics, Ltd.	9,924	161,777
	Vindhya Telelinks, Ltd.	1,308	12,609
	VIP Industries, Ltd.	14,795	54,214
*	V-Mart Retail, Ltd.	1,571	40,822
*	Vodafone Idea, Ltd.	3,047,627	361,473
	Voltamp Transformers, Ltd.	1,111	14,732
	Voltas, Ltd.	1,260	12,021

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	VRL Logistics, Ltd.	13,256	$26,749
	VST Industries, Ltd.	1,677	76,845
	VST Tillers Tractors, Ltd.	349	7,388
	Welspun Corp., Ltd.	34,836	50,233
	Welspun Enterprises, Ltd.	21,331	21,686
	Welspun India, Ltd.	151,349	142,241
	West Coast Paper Mills, Ltd.	14,627	31,173
*	Westlife Development, Ltd.	3,471	17,716
	Wheels India, Ltd.	735	3,897
	Whirlpool of India, Ltd.	4,402	126,015
	Wipro, Ltd.	136,554	626,787
*	Wockhardt, Ltd.	14,169	55,555
*	Yes Bank, Ltd.	644,005	108,022
	Zee Entertainment Enterprises, Ltd.	268,611	678,500
	Zensar Technologies, Ltd.	22,420	54,148

TOTAL INDIA.			112,194,186

INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	2,023,900	215,820
	Adaro Energy Tbk PT	6,550,900	496,581
	Adhi Karya Persero Tbk PT	754,695	29,329
*	Adi Sarana Armada Tbk PT	314,400	10,699
	AKR Corporindo Tbk PT	537,700	97,244
*	Alam Sutera Realty Tbk PT	5,422,500	56,568
	Aneka Tambang Tbk	3,460,846	246,149
*	Armidian Karyatama Tbk PT	544,900	349
	Astra Agro Lestari Tbk PT	113,200	82,728
	Astra International Tbk PT	1,641,400	599,395
	Astra Otoparts Tbk PT	109,700	6,440
*	Asuransi Kresna Mitra Tbk PT	48,700	3,570
	Bank BTPN Syariah Tbk PT	112,600	28,117
*	Bank Bukopin Tbk	2,905,400	48,262
	Bank Central Asia Tbk PT	317,100	623,944
	Bank Danamon Indonesia Tbk PT	628,000	104,101
	Bank Mandiri Persero Tbk PT	1,155,600	450,142
*	Bank Nationalnobu Tbk PT	307,700	17,252
	Bank Negara Indonesia Persero Tbk PT	1,090,700	347,005
*	Bank Pan Indonesia Tbk PT	974,200	51,330
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	70,206
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	64,012
	Bank Rakyat Indonesia Persero Tbk PT	3,159,700	715,267
	Bank Tabungan Negara Persero Tbk PT	1,366,600	127,209
*	Barito Pacific Tbk PT	7,548,600	457,357
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	24,482
*	Blue Bird Tbk PT	168,500	9,531
*	Buana Lintas Lautan Tbk PT	3,163,100	71,315
	Bukit Asam Tbk PT	1,380,500	180,879
*	Bumi Serpong Damai Tbk PT	2,039,100	121,368
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,216
*	Capital Financial Indonesia Tbk PT	373,600	9,901
	Charoen Pokphand Indonesia Tbk PT	1,144,800	450,994
	Ciputra Development Tbk PT	4,754,247	261,462
*	Citra Marga Nusaphala Persada Tbk PT	111,012	7,771
*	Delta Dunia Makmur Tbk PT	2,924,600	47,320
	Dharma Satya Nusantara Tbk PT	534,500	18,023
*	Eagle High Plantations Tbk PT	4,013,600	26,009
	Elnusa Tbk PT	1,799,200	25,692
*	Erajaya Swasembada Tbk PT	636,500	74,932
*	Gajah Tunggal Tbk PT	847,000	25,895

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Garuda Indonesia Persero Tbk PT	2,201,200	$35,590
*	Global Mediacom Tbk PT	3,396,300	52,095
*	Gudang Garam Tbk PT	138,300	385,165
*	Hanson International Tbk PT	36,338,700	46,588
*	Harum Energy Tbk PT	450,300	66,517
	Indah Kiat Pulp & Paper Corp. Tbk PT	830,400	508,532
	Indika Energy Tbk PT	744,800	46,455
	Indo Tambangraya Megah Tbk PT	156,500	85,732
	Indocement Tunggal Prakarsa Tbk PT	78,500	64,822
	Indofood CBP Sukses Makmur Tbk PT	282,100	185,306
	Indofood Sukses Makmur Tbk PT	1,595,300	755,707
*	Indo-Rama Synthetics Tbk PT	28,100	4,061
*	Indosat Tbk PT	340,300	46,115
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,429,600	77,845
*	Inti Agri Resources Tbk PT	532,800	683
*	Intiland Development Tbk PT	2,720,500	29,415
	Japfa Comfeed Indonesia Tbk PT	2,060,300	148,530
	Jasa Marga Persero Tbk PT	334,204	80,544
	Jaya Real Property Tbk PT	1,298,300	37,297
	Kalbe Farma Tbk PT	2,196,200	227,858
*	Kapuas Prima Coal Tbk PT	1,002,500	8,048
*	Kawasan Industri Jababeka Tbk PT	1,296,610	18,363
*	KMI Wire & Cable Tbk PT	922,400	19,401
*	Krakatau Steel Persero Tbk PT	1,204,811	29,159
*	Kresna Graha Investama Tbk PT	4,155,300	24,607
	Link Net Tbk PT	322,400	46,023
*	Lippo Cikarang Tbk PT	725,340	39,251
*	Lippo Karawaci Tbk PT	13,308,300	120,723
*	Malindo Feedmill Tbk PT	521,400	19,197
*	Matahari Department Store Tbk PT	788,200	53,174
	Mayora Indah Tbk PT	759,200	120,995
*	Medco Energi Internasional Tbk PT	5,409,600	138,845
*	Media Nusantara Citra Tbk PT	2,123,400	118,441
	Metrodata Electronics Tbk PT	386,800	42,292
*	Mitra Adiperkasa Tbk PT	3,535,200	155,718
	Mitra Keluarga Karyasehat Tbk PT	378,700	67,750
*	MNC Investama Tbk PT	7,821,100	26,730
*	MNC Land Tbk PT	3,329,500	23,616
*	Multipolar Tbk PT	130,100	443
	Nippon Indosari Corpindo Tbk PT	326,544	27,571
	Pabrik Kertas Tjiwi Kimia Tbk PT	326,200	133,751
*	Pacific Strategic Financial Tbk PT	445,200	26,893
*	Pakuwon Jati Tbk PT	6,004,200	167,850
*	Pan Brothers Tbk PT	1,334,200	19,719
*	Panin Financial Tbk PT	5,284,100	67,589
	Perusahaan Gas Negara Tbk PT	1,577,700	113,236
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	91,276
*	Pool Advista Indonesia Tbk PT	107,000	274
	PP Persero Tbk PT	1,316,763	80,482
	Puradelta Lestari Tbk PT	4,219,600	64,539
	Ramayana Lestari Sentosa Tbk PT	717,500	27,794
*	Rimo International Lestari Tbk PT	17,222,700	22,080
*	Salim Ivomas Pratama Tbk PT	1,294,900	28,653
	Sarana Menara Nusantara Tbk PT	2,832,900	189,712
*	Sariguna Primatirta Tbk PT	530,300	17,232
*	Sawit Sumbermas Sarana Tbk PT	1,437,400	80,060
*	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	51,075
	Semen Baturaja Persero Tbk PT	698,500	23,388

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Semen Indonesia Persero Tbk PT	324,600	$210,280
*	Sentul City Tbk PT	9,239,100	31,533
*	Siloam International Hospitals Tbk PT	95,646	32,514
*	Sitara Propertindo Tbk PT	379,600	1,323
*	Smartfren Telecom Tbk PT	8,011,700	37,576
	Sri Rejeki Isman Tbk PT	5,584,400	76,882
*	Summarecon Agung Tbk PT	3,016,100	133,020
	Surya Citra Media Tbk PT	1,423,000	142,250
*	Surya Esa Perkasa Tbk PT	1,460,200	13,706
	Surya Semesta Internusa Tbk PT	2,170,500	71,599
	Telekomunikasi Indonesia Persero Tbk PT	1,328,300	235,189
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	6,000	102,540
*	Tiga Pilar Sejahtera Food Tbk	494,100	7,230
*	Timah Tbk PT	1,283,200	71,181
*	Tiphone Mobile Indonesia Tbk PT	985,400	6,115
	Tower Bersama Infrastructure Tbk PT	2,037,500	206,086
*	Trada Alam Minera Tbk PT	8,033,600	10,299
	Tunas Baru Lampung Tbk PT	1,230,000	62,725
	Unilever Indonesia Tbk PT	523,000	277,549
	United Tractors Tbk PT	551,200	787,495
*	Vale Indonesia Tbk PT	746,000	204,039
	Waskita Beton Precast Tbk PT	4,441,600	46,634
	Waskita Karya Persero Tbk PT	1,374,223	68,429
	Wijaya Karya Beton Tbk PT	1,250,300	20,391
	Wijaya Karya Persero Tbk PT	1,387,034	112,209
	XL Axiata Tbk PT	1,891,000	258,478

TOTAL INDONESIA			14,730,945

IRELAND — (0.7%)
*	AIB Group P.L.C.	225,704	255,313
*	Bank of Ireland Group P.L.C.	337,989	838,635
*	Cairn Homes P.L.C.	204,494	186,688
#	CRH P.L.C., Sponsored ADR	228,603	8,035,395
	FBD Holdings P.L.C.	12,798	92,726
*	Flutter Entertainment P.L.C.	20,903	3,654,056
*	Flutter Entertainment P.L.C.	18,087	3,133,561
	Glanbia P.L.C.	33,448	318,144
	Irish Continental Group P.L.C.	44,851	164,734
	Kerry Group P.L.C., Class A	3,823	457,620
*	Kingspan Group P.L.C.	40,520	3,536,150
*	Permanent TSB Group Holdings P.L.C.	27,099	16,414
	Smurfit Kappa Group P.L.C.	85,945	3,238,330

TOTAL IRELAND			23,927,766

ISRAEL — (0.5%)
	Adgar Investment and Development, Ltd.	12,310	15,044
*	Afcon Holdings, Ltd.	747	23,110
*	AFI Properties, Ltd.	5,064	121,542
*	Airport City, Ltd.	24,729	267,984
*	Allot, Ltd.	6,363	60,176
	Alony Hetz Properties & Investments, Ltd.	21,217	212,671
	Alrov Properties and Lodgings, Ltd.	2,314	66,474
	Amot Investments, Ltd.	44,603	204,409
	Arad, Ltd.	2,793	36,782
*	Arko Holdings, Ltd.	116,900	76,159
	Ashtrom Group, Ltd.	3,708	47,317
	Ashtrom Properties, Ltd.	8,073	45,309
	Atreyu Capital Markets, Ltd.	1	15

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	AudioCodes, Ltd.	900	$26,091
*	Avgol Industries 1953, Ltd.	27,468	30,172
*	Azorim-Investment Development & Construction Co., Ltd.	31,669	55,580
	Azrieli Group, Ltd.	2,640	123,911
	Bank Hapoalim BM	96,737	564,684
	Bank Leumi Le-Israel BM	193,517	912,052
	Bayside Land Corp.	28,800	200,559
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	18,943
*	Bezeq The Israeli Telecommunication Corp., Ltd.	142,355	160,514
	Big Shopping Centers, Ltd.	1,233	93,273
	Blue Square Real Estate, Ltd.	1,087	43,995
*	Brack Capital Properties NV	732	55,319
*	Camtek, Ltd.	7,144	130,584
	Carasso Motors, Ltd.	9,001	26,982
*	Cellcom Israel, Ltd.	34,646	133,745
*	Ceragon Networks, Ltd.	10,169	22,473
*	Clal Insurance Enterprises Holdings, Ltd.	13,829	139,649
*	Compugen, Ltd.	2,509	33,781
	Danel Adir Yeoshua, Ltd.	1,378	171,655
	Delek Automotive Systems, Ltd.	11,971	57,164
*	Delek Group, Ltd.	1,477	26,971
	Delta-Galil Industries, Ltd.	6,471	114,732
	Dor Alon Energy in Israel 1988, Ltd.	1,754	35,519
	Duniec Brothers, Ltd.	333	8,633
#*	El Al Israel Airlines	172,804	31,482
	Elbit Systems, Ltd.	1,672	188,407
#	Elbit Systems, Ltd.	1,605	180,017
	Electra Consumer Products 1970, Ltd.	5,498	150,637
*	Electra Real Estate, Ltd.	4,747	24,786
	Electra, Ltd.	739	321,113
*	Energix-Renewable Energies, Ltd.	18,849	79,888
*	Enlight Renewable Energy, Ltd.	35,156	66,071
*	Equital, Ltd.	10,355	191,555
	First International Bank Of Israel, Ltd.	16,458	363,824
	FMS Enterprises Migun, Ltd.	1,064	22,402
	Formula Systems 1985, Ltd.	5,016	395,918
	Fox Wizel, Ltd.	4,827	373,170
*	Gilat Satellite Networks, Ltd.	6,757	39,680
*	Hadera Paper, Ltd.	1,607	53,398
*	Hamlet Israel-Canada, Ltd.	1,355	21,398
#*	Harel Insurance Investments & Financial Services, Ltd.	57,142	415,146
	Hilan, Ltd.	4,774	211,779
	ICL Group, Ltd.	84,027	304,838
	IDI Insurance Co., Ltd.	1,858	45,536
*	IES Holdings, Ltd.	280	11,936
	Inrom Construction Industries, Ltd.	18,124	71,645
	Isracard, Ltd.	8,718	24,595
#	Israel Canada T.R, Ltd.	26,846	45,343
	Israel Discount Bank, Ltd., Class A.	151,789	424,866
	Israel Land Development - Urban Renewal, Ltd.	1,155	7,962
	Isras Investment Co., Ltd.	18	2,856
*	Kamada, Ltd.	2,220	15,873
	Kamada, Ltd.	2,761	19,741
	Kenon Holdings, Ltd.	4,298	104,241
	Kerur Holdings, Ltd.	1,856	53,754
*	Klil Industries, Ltd.	492	33,853
#	Levinstein Properties, Ltd.	621	9,279
	Magic Software Enterprises, Ltd.	2,577	32,419
	Magic Software Enterprises, Ltd.	1,425	18,737

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Malam - Team, Ltd.	221	$39,888
	Matrix IT, Ltd.	10,705	245,001
	Maytronics, Ltd.	16,769	255,698
*	Mediterranean Towers, Ltd.	17,620	37,109
	Mega Or Holdings, Ltd.	4,172	107,688
*	Mehadrin, Ltd.	232	9,311
	Meitav Dash Investments, Ltd.	8,052	31,521
	Melisron, Ltd.	3,680	133,096
	Menora Mivtachim Holdings, Ltd.	12,951	174,424
*	Migdal Insurance & Financial Holdings, Ltd.	161,328	126,541
	Mivne Real Estate KD, Ltd.	60,197	115,119
*	Mivtach Shamir Holdings, Ltd.	2,452	59,229
	Mizrahi Tefahot Bank, Ltd.	33,547	654,165
*	Naphtha Israel Petroleum Corp., Ltd.	22,374	87,308
*	Nawi Brothers, Ltd.	5,014	22,870
	Neto ME Holdings, Ltd.	612	28,073
*	Nice, Ltd.	2,632	598,593
*	Nice, Ltd., Sponsored ADR	2,783	635,248
*	Nova Measuring Instruments, Ltd.	8,722	495,034
	Oil Refineries, Ltd.	830,008	148,639
	One Software Technologies, Ltd.	1,190	104,247
#	OPC Energy, Ltd.	13,623	134,696
*	Partner Communications Co., Ltd.	84,067	328,753
	Paz Oil Co., Ltd.	3,147	290,943
*	Perion Network, Ltd.	4,961	34,689
*	Phoenix Holdings, Ltd. (The)	43,266	226,788
	Plasson Industries, Ltd.	1,820	78,357
	Priortech, Ltd.	2,831	42,154
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	125,539
*	Scope Metals Group, Ltd.	3,658	66,159
*	Shapir Engineering and Industry, Ltd.	38,800	261,219
#*	Shikun & Binui, Ltd.	124,269	578,618
	Shufersal, Ltd.	36,792	276,912
	Strauss Group, Ltd.	8,386	241,651
#	Summit Real Estate Holdings, Ltd.	15,262	132,993
*	Suny Cellular Communication, Ltd.	31,041	9,226
	Tadiran Holdings, Ltd.	1,079	71,059
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	55,527	484,195
	Tower Semiconductor, Ltd.	29,264	617,470
	Victory Supermarket Chain, Ltd.	820	20,943
	YH Dimri Construction & Development, Ltd.	757	22,466

TOTAL ISRAEL			16,875,750

ITALY — (1.5%)
	A2A SpA	601,238	763,566
	ACEA SpA	30,050	596,607
#*	Aeffe SpA	7,486	6,045
#*	Amplifon SpA	44,452	1,616,173
Ω	Anima Holding SpA	103,681	388,469
*	Arnoldo Mondadori Editore SpA	66,336	85,471
	Ascopiave SpA	27,198	94,324
	Assicurazioni Generali SpA	55,155	739,862
#*	Atlantia SpA	46,950	720,708
*	Autogrill SpA	43,407	162,704
*	Autostrade Meridionali SpA	137	2,535
*	Avio SpA	4,330	61,437
	Azimut Holding SpA	45,235	762,493
*	B&C Speakers SpA	836	7,725
*	Banca Carige SpA	300,788	98

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*Ω	Banca Farmafactoring SpA	47,549	$219,371
*	Banca Generali SpA	27,309	777,603
*	Banca IFIS SpA	10,751	86,242
#*	Banca Monte dei Paschi di Siena SpA	520	627
*	Banca Popolare di Sondrio SCPA	205,650	361,471
*	Banca Profilo SpA	46,449	10,341
#*Ω	Banca Sistema SpA	18,647	30,779
#*	Banco BPM SpA	643,041	1,164,867
*	Banco di Desio e della Brianza SpA	16,694	36,514
	BasicNet SpA	10,635	35,542
	Be Shaping The Future SpA	35,768	43,858
#*	Biesse SpA	4,465	77,165
#*	BPER Banca	454,546	540,064
#*	Brunello Cucinelli SpA	11,657	350,016
	Buzzi Unicem SpA	2,769	39,266
	Buzzi Unicem SpA	22,520	487,283
*	Cairo Communication SpA	27,066	31,896
Ω	Carel Industries SpA	4,807	89,389
*	Carraro SpA	13,914	18,238
	Cementir Holding NV	15,517	98,831
*	Cerved Group SpA	77,970	551,698
*	CIR SpA-Compagnie Industriali	286,336	124,806
*	CNH Industrial NV	156,507	1,213,504
*	Credito Emiliano SpA	44,439	175,090
*	Credito Valtellinese SpA	30,911	222,438
*	d’Amico International Shipping SA	86,295	8,048
	Danieli & C Officine Meccaniche SpA	9,531	86,239
#	Danieli & C Officine Meccaniche SpA	7,008	100,484
	Datalogic SpA	5,973	68,813
	Davide Campari-Milano NV	499	5,215
*	De’ Longhi SpA	9,270	296,470
	DeA Capital SpA	39,122	45,763
	DiaSorin SpA	6,986	1,533,627
*	Elica SpA	3,965	11,771
*	Emak SpA	23,116	21,974
Ω	Enav SpA	4,761	16,521
	Enel SpA	435,419	3,461,802
#	Eni SpA	160,916	1,127,224
	ERG SpA	26,376	597,342
*	Esprinet SpA	9,068	77,109
#*	Eurotech SpA	8,670	33,299
	Falck Renewables SpA	49,192	266,757
#	Ferrari NV	9,208	1,642,668
*	Fiat Chrysler Automobiles NV	261,058	3,202,558
#	Fiera Milano SpA	6,588	14,831
#*	Fincantieri SpA	173,288	97,236
*	FinecoBank Banca Fineco SpA	109,674	1,505,809
*	FNM SpA	63,935	34,271
#*	Freni Brembo SpA	39,621	411,666
*	Gefran SpA	1,857	8,868
#*	Geox SpA	27,658	15,094
	Gruppo MutuiOnline SpA	9,721	244,968
	Hera SpA	303,423	953,089
	Illimity Bank SpA	23,092	208,631
*	IMA Industria Macchine Automatiche SpA	5,947	467,879
*	IMMSI SpA	88,096	33,884
#*	Intek Group SpA	29,824	9,852
	Interpump Group SpA	18,673	705,306
*	Intesa Sanpaolo SpA	1,379,569	2,290,228

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Iren SpA	159,197	$361,275
	Italgas SpA	133,957	774,099
	Italmobiliare SpA	5,502	177,762
*	IVS Group SA	1,731	8,394
*	Juventus Football Club SpA	165,578	140,879
	La Doria SpA	7,923	116,124
	Leonardo SpA	88,508	422,019
#*	Maire Tecnimont SpA	50,309	68,113
*	MARR SpA	8,230	111,417
Ω	Massimo Zanetti Beverage Group SpA	5,007	29,349
#*	Mediaset SpA	275,017	467,608
	Mediobanca Banca di Credito Finanziario SpA	168,269	1,194,663
*	Moncler SpA	27,682	1,107,604
#*Ω	OVS SpA	54,402	49,053
	Piaggio & C SpA	94,601	258,178
#*Ω	Pirelli & C SpA	122,285	509,866
Ω	Poste Italiane SpA	78,912	644,212
*	Prima Industrie SpA	1,946	24,487
	Prysmian SpA	29,394	799,881
Ω	RAI Way SpA	37,554	228,746
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,124,821
	Reno de Medici SpA	85,220	91,967
	Reply SpA	5,731	615,720
#*	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	30,827
	Sabaf SpA	2,401	32,976
	SAES Getters SpA	1,290	29,481
#*	Safilo Group SpA	10,593	6,255
#	Saipem SpA	192,212	338,654
*	Salvatore Ferragamo SpA	16,560	213,621
*	Saras SpA	170,346	87,281
#	Servizi Italia SpA	2,987	7,134
*	Sesa SpA	2,079	194,784
	Snam SpA	223,748	1,091,013
#*	Societa Cattolica di Assicurazioni SC	75,058	371,117
*	Sogefi SpA	29,462	30,305
	SOL SpA	12,728	167,437
	Tamburi Investment Partners SpA	29,116	181,564
*Ω	Technogym SpA	34,456	256,252
	Telecom Italia SpA	1,752,440	595,256
	Telecom Italia SpA	1,355,110	493,269
	Telecom Italia SpA, Sponsored ADR	8,643	28,634
	Tenaris SA	46,891	223,765
#	Tenaris SA, ADR	9,083	86,833
	Terna Rete Elettrica Nazionale SpA	137,860	930,801
*	Tinexta S.p.A.	6,776	145,601
#*	Tod’s SpA	2,352	49,548
*	TXT e-solutions SpA	1,853	15,971
#*	UniCredit SpA	291,429	2,182,625
*Ω	Unieuro SpA	3,863	46,574
*	Unipol Gruppo SpA	170,742	622,791
	UnipolSai Assicurazioni SpA	160,496	372,747
#	Webuild SpA	76,708	82,182
	Zignago Vetro SpA	7,898	114,005

TOTAL ITALY			50,755,952

JAPAN — (16.1%)
	77 Bank, Ltd. (The)	25,900	362,201
	A&A Material Corp.	1,900	19,145
#	A&D Co., Ltd.	11,800	69,737

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	ABC-Mart, Inc.	1,300	$65,942
	Abist Co., Ltd.	1,200	30,592
	Achilles Corp.	6,100	92,061
	Acom Co., Ltd.	22,800	102,464
	AD Works Group Co., Ltd.	13,910	20,371
	Adastria Co., Ltd.	15,900	275,975
	ADEKA Corp.	37,900	490,115
	Ad-sol Nissin Corp.	1,600	40,146
	Advan Co., Ltd.	6,600	80,145
	Advance Create Co., Ltd.	1,800	33,875
#	Advanex, Inc.	700	8,359
	Advantage Risk Management Co., Ltd.	2,200	13,847
	Advantest Corp.	17,400	1,007,860
	Adventure, Inc.	600	25,199
	Aeon Co., Ltd.	65,024	1,661,245
	Aeon Delight Co., Ltd.	9,500	250,096
	Aeon Fantasy Co., Ltd.	3,700	71,408
	AEON Financial Service Co., Ltd.	40,600	415,819
	Aeon Hokkaido Corp.	9,900	83,570
	Aeon Mall Co., Ltd.	17,800	277,669
#	Aeria, Inc.	8,000	34,768
	AFC-HD AMS Life Science Co., Ltd.	4,100	26,842
	AGC, Inc.	31,800	992,985
#	Agro-Kanesho Co., Ltd.	1,800	26,287
*	Ahresty Corp.	9,600	27,664
	Ai Holdings Corp.	5,200	91,428
	Aica Kogyo Co., Ltd.	4,600	154,928
	Aichi Bank, Ltd. (The)	3,700	101,255
	Aichi Corp.	17,400	150,659
	Aichi Steel Corp.	4,600	110,724
	Aichi Tokei Denki Co., Ltd.	1,200	50,865
	Aida Engineering, Ltd.	23,300	178,207
*	Aiful Corp.	103,400	306,902
	Ain Holdings, Inc.	13,200	923,306
	Ainavo Holdings Co., Ltd.	800	6,822
	Aiphone Co., Ltd.	4,500	63,037
	Air Water, Inc.	64,700	924,421
	Airport Facilities Co., Ltd.	10,500	43,533
	Aisan Industry Co., Ltd.	22,700	97,296
	Aisin Seiki Co., Ltd.	25,900	784,720
#	Aizawa Securities Co., Ltd.	12,600	83,797
	Ajinomoto Co., Inc.	17,300	347,570
	Ajis Co., Ltd.	2,100	59,742
	Akatsuki Corp.	4,600	11,489
	Akatsuki, Inc.	1,300	57,919
*	Akebono Brake Industry Co., Ltd.	43,900	58,574
	Akita Bank, Ltd. (The)	7,100	96,245
	Albis Co., Ltd.	2,900	70,127
	Alconix Corp.	11,500	162,802
	Alfresa Holdings Corp.	11,800	216,057
	Alinco, Inc.	8,800	73,647
	Alleanza Holdings Co., Ltd.	4,100	54,136
	Alpen Co., Ltd.	7,200	140,004
	Alpha Corp.	3,000	27,204
	Alpha Systems, Inc.	1,600	48,372
	Alps Alpine Co., Ltd.	65,144	939,854
	Alps Logistics Co., Ltd.	1,900	14,545
	Altech Corp.	6,710	123,963
	Amada Co., Ltd.	80,000	696,292

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amano Corp.	16,400	$385,997
	Amiyaki Tei Co., Ltd.	1,600	43,319
	Amuse, Inc.	200	4,865
*	ANA Holdings, Inc.	9,900	215,927
	Anabuki Kosan, Inc.	1,900	28,858
	Anest Iwata Corp.	8,600	68,855
	AOI Electronics Co., Ltd.	2,000	39,342
	AOI TYO Holdings, Inc.	7,040	27,114
	AOKI Holdings, Inc.	19,000	82,589
	Aomori Bank, Ltd. (The)	8,800	194,397
#	Aoyama Trading Co., Ltd.	20,400	97,180
	Aoyama Zaisan Networks Co., Ltd.	2,000	31,634
	Aozora Bank, Ltd.	29,600	486,299
	Apaman Co., Ltd.	3,200	16,616
	Arakawa Chemical Industries, Ltd.	7,600	84,208
	Arata Corp.	4,000	194,389
	Arcland Sakamoto Co., Ltd.	12,700	244,673
	Arcland Service Holdings Co., Ltd.	4,000	76,697
	Arcs Co., Ltd.	19,100	422,827
#	Arealink Co., Ltd.	5,300	47,255
	Argo Graphics, Inc.	3,400	104,588
	Ariake Japan Co., Ltd.	3,100	198,586
	Arisawa Manufacturing Co., Ltd.	17,100	149,366
	Artnature, Inc.	9,700	56,209
#	ArtSpark Holdings, Inc.	4,000	60,398
	As One Corp.	500	72,260
	Asahi Broadcasting Group Holdings Corp.	6,400	41,421
	Asahi Co., Ltd.	6,500	107,376
	Asahi Diamond Industrial Co., Ltd.	26,000	119,308
	Asahi Group Holdings, Ltd.	35,600	1,101,717
	Asahi Holdings, Inc.	18,100	590,239
	Asahi Intecc Co., Ltd.	26,200	811,890
	Asahi Kasei Corp.	239,900	2,078,871
	Asahi Kogyosha Co., Ltd.	1,500	40,309
#	Asahi Net, Inc.	3,700	33,361
	Asahi Yukizai Corp.	7,200	93,207
	Asante, Inc.	1,900	27,090
	Asanuma Corp.	4,000	154,541
	Ashimori Industry Co., Ltd.	1,900	16,343
	Asia Pile Holdings Corp.	14,000	60,991
	Asics Corp.	27,800	347,319
	ASKA Pharmaceutical Co., Ltd.	8,800	110,998
	ASKUL Corp.	4,700	180,510
	Astellas Pharma, Inc.	139,800	1,917,069
#	Asti Corp.	1,300	15,241
#	Asukanet Co., Ltd.	1,500	15,834
	Ateam, Inc.	5,600	45,016
#	Atom Corp.	28,800	230,959
	Atsugi Co., Ltd.	9,100	44,995
#*	Aucnet, Inc.	2,400	31,906
	Autobacs Seven Co., Ltd.	17,500	224,026
	Avant Corp.	5,000	52,184
#	Avantia Co., Ltd.	4,700	38,350
	Avex, Inc.	17,500	169,058
	Awa Bank, Ltd. (The)	15,900	382,489
	Axell Corp.	2,300	19,147
	Axial Retailing, Inc.	8,500	361,052
	Azbil Corp.	6,400	259,733
	Bandai Namco Holdings, Inc.	20,300	1,517,116

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries, Ltd.	14,200	$77,516
	Bank of Iwate, Ltd. (The)	8,100	181,835
	Bank of Kochi, Ltd. (The)	4,100	29,488
	Bank of Kyoto, Ltd. (The)	14,600	644,802
	Bank of Nagoya, Ltd. (The)	5,100	126,665
	Bank of Okinawa, Ltd. (The)	9,700	272,247
	Bank of Saga, Ltd. (The)	6,800	83,749
	Bank of the Ryukyus, Ltd.	21,100	174,013
#	Bank of Toyama, Ltd. (The)	300	8,530
	Baroque Japan, Ltd.	7,100	43,236
	BayCurrent Consulting, Inc.	5,100	659,891
	Belc Co., Ltd.	5,500	337,620
	Bell System24 Holdings, Inc.	17,200	259,599
	Belluna Co., Ltd.	24,700	202,228
	Benefit One, Inc.	19,400	485,479
	Benesse Holdings, Inc.	4,500	106,091
	BeNEXT Group, Inc.	6,200	58,132
#*	Bengo4.com, Inc.	1,100	145,588
	Bic Camera, Inc.	17,600	194,383
	Biofermin Pharmaceutical Co., Ltd.	1,900	43,177
#	B-Lot Co., Ltd.	2,200	15,316
	BML, Inc.	8,000	224,915
#	Bookoff Group Holdings, Ltd.	3,100	24,324
	Bourbon Corp.	700	12,368
	BP Castrol K.K.	2,900	33,612
	Br Holdings Corp.	10,200	77,293
	Bridgestone Corp.	87,400	2,848,803
	Broadleaf Co., Ltd.	32,400	169,476
#*	Broadmedia Corp.	21,200	18,864
	BRONCO BILLY Co., Ltd.	2,300	49,657
	Brother Industries, Ltd.	62,300	962,671
	Bull-Dog Sauce Co., Ltd.	3,500	42,221
	Bunka Shutter Co., Ltd.	24,700	193,929
	C Uyemura & Co., Ltd.	400	26,047
	CAC Holdings Corp.	5,500	68,862
	Calbee, Inc.	11,400	349,714
	Can Do Co., Ltd.	2,100	38,507
	Canare Electric Co., Ltd.	700	11,389
	Canon Electronics, Inc.	8,800	121,406
	Canon Marketing Japan, Inc.	14,100	300,374
	Canon, Inc., Sponsored ADR	1,500	26,175
	Canon, Inc.	55,400	964,303
	Capcom Co., Ltd.	19,800	1,082,892
	Career Design Center Co., Ltd.	1,000	9,347
#	Carlit Holdings Co., Ltd.	8,400	41,342
	Casa, Inc.	2,200	26,054
	Casio Computer Co., Ltd.	26,000	394,996
	Cawachi, Ltd.	7,300	207,050
	CDS Co., Ltd.	1,800	22,427
	Central Automotive Products, Ltd.	3,900	75,968
	Central Glass Co., Ltd.	17,100	366,941
	Central Japan Railway Co.	6,400	773,882
	Central Security Patrols Co., Ltd.	2,100	65,064
#	Central Sports Co., Ltd.	2,600	55,019
	Charm Care Corp. KK.	3,200	34,384
	Chiba Bank, Ltd. (The)	63,300	326,963
	Chiba Kogyo Bank, Ltd. (The)	17,300	37,784
#	Chikaranomoto Holdings Co., Ltd.	1,600	8,920
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,000	113,100

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chino Corp.	3,100	$40,357
	Chiyoda Co., Ltd.	7,300	64,234
	Chiyoda Integre Co., Ltd.	5,600	82,627
	Chodai Co., Ltd.	3,400	40,151
	Chofu Seisakusho Co., Ltd.	9,800	199,582
	Chori Co., Ltd.	5,000	75,173
	Chubu Electric Power Co., Inc.	33,500	375,261
	Chubu Shiryo Co., Ltd.	10,900	144,749
	Chudenko Corp.	13,400	272,353
	Chuetsu Pulp & Paper Co., Ltd.	4,200	49,240
	Chugai Pharmaceutical Co., Ltd.	9,600	370,560
	Chugai Ro Co., Ltd.	2,300	31,624
	Chugoku Bank, Ltd. (The)	56,500	489,470
	Chugoku Electric Power Co., Inc. (The)	31,600	397,018
	Chugoku Marine Paints, Ltd.	22,700	216,704
	Chukyo Bank, Ltd. (The)	5,000	100,807
	Chuo Spring Co., Ltd.	2,000	56,224
	CI Takiron Corp.	19,100	122,030
	Citizen Watch Co., Ltd.	101,600	269,170
#	CK-San-Etsu Co., Ltd.	1,900	62,229
	Cleanup Corp.	10,500	47,868
	CMIC Holdings Co., Ltd.	8,000	98,545
	CMK Corp.	24,100	107,848
	Coca-Cola Bottlers Japan Holdings, Inc.	18,650	263,262
	cocokara fine, Inc.	2,400	157,671
	Colowide Co., Ltd.	20,200	302,446
	Computer Engineering & Consulting, Ltd.	8,400	119,839
	COMSYS Holdings Corp.	18,805	477,847
	Comture Corp.	7,800	198,439
	Concordia Financial Group, Ltd.	150,117	495,544
	CONEXIO Corp.	10,700	128,813
	Core Corp.	1,800	22,745
	Corona Corp.	5,700	51,359
	Cosel Co., Ltd.	9,900	94,770
	Cosmo Energy Holdings Co., Ltd.	31,300	458,172
	Cosmos Initia Co., Ltd.	5,600	22,352
	Cosmos Pharmaceutical Corp.	2,800	475,550
	Cota Co., Ltd.	1,730	21,669
	Create Medic Co., Ltd.	3,600	34,485
#*	Create Restaurants Holdings, Inc.	26,400	138,156
	Create SD Holdings Co., Ltd.	12,000	386,999
	Credit Saison Co., Ltd.	66,600	719,929
	Creek & River Co., Ltd.	4,300	41,182
	Cresco, Ltd.	3,000	34,584
	CTI Engineering Co., Ltd.	4,900	89,585
	CTS Co., Ltd.	8,900	77,826
	Curves Holdings Co., Ltd.	14,000	86,016
	CyberAgent, Inc.	14,000	880,577
	Cybozu, Inc.	7,100	204,878
	Dai Nippon Printing Co., Ltd.	28,800	536,527
	Dai Nippon Toryo Co., Ltd.	9,200	85,514
	Daibiru Corp.	14,200	160,797
	Daicel Corp.	71,300	508,843
#	Dai-Dan Co., Ltd.	5,800	142,156
	Daido Kogyo Co., Ltd.	4,700	27,113
	Daido Metal Co., Ltd.	19,800	95,991
	Daido Steel Co., Ltd.	12,300	402,828
	Daidoh, Ltd.	10,800	20,156
	Daifuku Co., Ltd.	7,700	794,007

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daihatsu Diesel Manufacturing Co., Ltd.	7,700	$29,673
	Daihen Corp.	6,800	262,976
	Daiho Corp.	7,800	250,622
	Dai-Ichi Cutter Kogyo K.K.	2,500	51,328
	Daiichi Jitsugyo Co., Ltd.	3,600	128,128
	Daiichi Kensetsu Corp.	1,800	30,857
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,300	34,754
	Dai-ichi Life Holdings, Inc.	55,500	828,915
	Daiichi Sankyo Co., Ltd.	17,700	467,167
	Daiichikosho Co., Ltd.	12,000	410,604
	Daiken Corp.	5,500	103,014
	Daiken Medical Co., Ltd.	4,500	22,361
	Daiki Aluminium Industry Co., Ltd.	18,800	116,300
	Daiki Axis Co., Ltd.	3,000	24,147
	Daikin Industries, Ltd.	16,100	3,012,845
	Daikoku Denki Co., Ltd.	4,300	37,550
	Daikokutenbussan Co., Ltd.	3,200	174,091
	Daikyonishikawa Corp.	19,900	110,305
	Dainichi Co., Ltd.	4,700	33,546
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,500	134,776
	Daio Paper Corp.	32,500	469,888
	Daiohs Corp.	1,300	11,667
	Daiseki Co., Ltd.	6,600	168,008
	Daiseki Eco. Solution Co., Ltd.	1,200	7,861
	Daishi Hokuetsu Financial Group, Inc.	17,150	329,380
	Daishinku Corp.	2,600	53,144
	Daisue Construction Co., Ltd.	3,800	29,660
	Daito Bank, Ltd. (The)	4,300	24,411
	Daito Pharmaceutical Co., Ltd.	7,350	280,785
	Daito Trust Construction Co., Ltd.	10,700	973,327
	Daitron Co., Ltd.	3,300	46,655
	Daiwa House Industry Co., Ltd.	102,600	2,695,790
	Daiwa Industries, Ltd.	14,600	131,097
	Daiwa Securities Group, Inc.	179,300	726,491
	Daiwabo Holdings Co., Ltd.	8,600	562,991
	DCM Holdings Co., Ltd.	49,200	609,621
#	Dear Life Co., Ltd.	11,300	40,830
	DeNA Co., Ltd.	21,500	366,835
	Denka Co., Ltd.	36,500	1,124,483
	Densan System Co., Ltd.	3,700	122,958
	Denso Corp.	19,800	922,612
	Dentsu Group, Inc.	27,500	792,770
	Denyo Co., Ltd.	7,300	162,977
*	Descente, Ltd.	1,700	26,368
	Dexerials Corp.	36,300	415,273
	DIC Corp.	38,800	944,618
	Digital Arts, Inc.	3,900	275,612
	Digital Garage, Inc.	7,100	252,442
	Digital Hearts Holdings Co., Ltd.	4,100	38,837
	Dip Corp.	10,400	199,819
	Disco Corp.	1,200	323,890
	DKK Co., Ltd.	4,700	116,886
#	DKK-Toa Corp.	1,900	14,799
#	DKS Co., Ltd.	4,500	185,936
#	DMG Mori Co., Ltd.	43,000	574,928
	Doshisha Co., Ltd.	6,800	125,122
#	Double Standard, Inc.	600	26,333
	Doutor Nichires Holdings Co., Ltd.	14,300	200,742
	Dowa Holdings Co., Ltd.	21,395	612,300

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Drecom Co., Ltd.	4,400	$36,840
	DTS Corp.	18,600	361,751
	Duskin Co., Ltd.	8,300	211,869
	Dvx, Inc.	3,100	30,477
#	DyDo Group Holdings, Inc.	4,600	238,015
	Dynic Corp.	3,300	24,597
	Eagle Industry Co., Ltd.	12,100	96,260
	Earth Corp.	3,400	215,973
	East Japan Railway Co.	12,900	674,585
	Ebara Corp.	21,600	600,404
	Ebara Foods Industry, Inc.	2,300	50,416
	Ebara Jitsugyo Co., Ltd.	1,900	57,819
	Ebase Co., Ltd.	6,400	59,406
*	eBook Initiative Japan Co., Ltd.	800	21,659
	Eco’s Co., Ltd.	4,900	104,547
#	EDION Corp.	34,400	338,832
	EF-ON, Inc.	9,860	73,810
	eGuarantee, Inc.	6,800	151,439
*	E-Guardian, Inc.	3,400	103,003
	Ehime Bank, Ltd. (The)	16,200	173,639
	Eidai Co., Ltd.	11,700	33,747
	Eiken Chemical Co., Ltd.	7,200	137,745
	Eisai Co., Ltd.	1,500	116,630
	Eizo Corp.	7,000	264,212
	Elan Corp.	3,600	81,499
	Elecom Co., Ltd.	6,500	325,523
	Electric Power Development Co., Ltd.	9,600	129,741
	Elematec Corp.	8,800	80,625
	EM Systems Co., Ltd.	8,400	63,339
	Endo Lighting Corp.	5,800	33,193
	ENEOS Holdings, Inc.	290,700	980,905
	Enigmo, Inc.	6,600	88,490
	en-japan, Inc.	10,600	233,047
	Enomoto Co., Ltd.	2,000	20,107
	Enplas Corp.	3,700	81,021
#	Enshu, Ltd.	3,500	30,989
	Ensuiko Sugar Refining Co., Ltd.	9,000	18,459
#	Entrust, Inc.	2,100	18,454
	EPS Holdings, Inc.	11,500	104,182
	eRex Co., Ltd.	9,500	106,433
	ES-Con Japan, Ltd.	27,000	219,362
	Eslead Corp.	3,700	46,711
	ESPEC Corp.	4,400	71,182
	Exedy Corp.	13,000	163,891
	Ezaki Glico Co., Ltd.	5,900	244,705
	F&M Co., Ltd.	1,700	24,407
	Faith, Inc.	4,000	34,081
	FALCO HOLDINGS Co., Ltd.	2,100	30,290
	FAN Communications, Inc.	18,400	82,400
#	Fancl Corp.	13,800	434,851
	FANUC Corp.	1,800	380,204
	Fast Retailing Co., Ltd.	4,000	2,790,167
	FCC Co., Ltd.	12,300	236,030
*	FDK Corp.	3,899	33,208
	Feed One Co., Ltd.	10,780	93,895
	Fenwal Controls of Japan, Ltd.	700	9,971
#	Ferrotec Holdings Corp.	21,600	208,683
#*	FFRI Security, Inc.	800	21,882
	FIDEA Holdings Co., Ltd.	94,200	91,358

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fields Corp.	6,800	$21,145
	Financial Products Group Co., Ltd.	22,500	97,837
	FINDEX, Inc.	5,100	62,599
	Fintech Global, Inc.	0	0
	First Bank of Toyama, Ltd. (The)	23,300	62,543
*	First Brothers Co., Ltd.	3,900	35,166
#	First Juken Co., Ltd.	4,100	38,669
#	First-corp, Inc.	1,100	7,539
	Fixstars Corp.	4,500	42,543
	FJ Next Co., Ltd.	7,900	69,501
#	Forval Corp.	1,400	13,174
	Foster Electric Co., Ltd.	10,600	121,944
	FP Corp.	19,200	765,727
	France Bed Holdings Co., Ltd.	7,200	58,102
	Freebit Co., Ltd.	6,000	49,192
	Freund Corp.	4,300	28,268
	F-Tech, Inc.	10,000	48,608
	FTGroup Co., Ltd.	6,700	87,541
	Fudo Tetra Corp.	9,450	132,385
	Fuji Co., Ltd.	8,000	148,116
	Fuji Corp.	19,300	388,007
	Fuji Corp.	3,600	71,594
	Fuji Corp., Ltd.	11,800	60,509
	Fuji Die Co., Ltd.	2,300	13,706
	Fuji Electric Co., Ltd.	22,200	673,170
	Fuji Kyuko Co., Ltd.	7,600	326,014
	Fuji Media Holdings, Inc.	17,500	168,305
*	Fuji Oil Co., Ltd.	28,400	49,965
	Fuji Oil Holdings, Inc.	16,600	525,250
	Fuji Pharma Co., Ltd.	7,000	77,824
	Fuji Seal International, Inc.	18,400	343,690
#	Fuji Soft, Inc.	6,300	336,959
	Fujibo Holdings, Inc.	4,500	156,414
	Fujicco Co., Ltd.	6,000	114,994
	FUJIFILM Holdings Corp.	14,200	724,094
	Fujikura Composites, Inc.	8,600	27,912
	Fujikura Kasei Co., Ltd.	10,400	47,178
	Fujikura, Ltd.	141,200	374,244
	Fujimak Corp.	1,400	9,446
	Fujimori Kogyo Co., Ltd.	7,400	303,154
	Fujio Food Group, Inc.	3,600	47,774
	Fujisash Co., Ltd.	35,600	27,665
	Fujishoji Co., Ltd.	3,200	22,133
	Fujita Kanko, Inc.	2,300	33,352
	Fujitec Co., Ltd.	16,000	348,648
	Fujitsu General, Ltd.	8,500	235,927
	Fujitsu, Ltd.	25,800	3,052,516
	Fujiya Co., Ltd.	2,100	46,689
	FuKoKu Co., Ltd.	6,200	38,705
	Fukuda Corp.	2,600	124,392
	Fukuda Denshi Co., Ltd.	1,400	94,646
	Fukui Bank, Ltd. (The)	9,900	177,077
	Fukui Computer Holdings, Inc.	2,100	64,349
	Fukuoka Financial Group, Inc.	43,832	733,193
#	Fukushima Bank, Ltd. (The)	11,300	24,017
	Fukushima Galilei Co., Ltd.	5,100	190,857
	Fukuyama Transporting Co., Ltd.	10,200	427,503
	FULLCAST Holdings Co., Ltd.	6,400	95,093
	Fumakilla, Ltd.	1,200	17,926

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Funai Electric Co., Ltd.	11,600	$48,416
	Funai Soken Holdings, Inc.	8,970	194,033
#	Furukawa Battery Co., Ltd. (The)	2,100	21,541
	Furukawa Co., Ltd.	14,800	153,079
	Furukawa Electric Co., Ltd.	27,800	696,676
	Furuno Electric Co., Ltd.	10,200	113,813
	Furusato Industries, Ltd.	4,200	53,067
	Furuya Metal Co., Ltd.	800	45,423
	Furyu Corp.	8,200	98,647
	Fuso Chemical Co., Ltd.	8,900	304,019
	Fuso Pharmaceutical Industries, Ltd.	3,400	85,803
	Futaba Corp.	16,300	138,805
	Futaba Industrial Co., Ltd.	35,800	180,730
	Future Corp.	10,500	179,737
	Fuyo General Lease Co., Ltd.	12,000	689,017
	G-7 Holdings, Inc.	8,200	188,376
	Gakken Holdings Co., Ltd.	4,400	59,438
#	Gakkyusha Co., Ltd.	3,000	30,572
	GCA Corp.	5,600	35,060
	Gecoss Corp.	7,000	61,081
#	Genki Sushi Co., Ltd.	2,000	43,103
	Genky DrugStores Co., Ltd.	4,200	172,964
	Geo Holdings Corp.	19,600	291,626
	Geostr Corp.	7,300	23,678
	Gfoot Co., Ltd.	4,800	20,723
	Giken, Ltd.	4,400	155,839
	GL Sciences, Inc.	1,700	45,380
	GLOBERIDE, Inc.	6,000	196,504
	Glory, Ltd.	16,100	339,363
	Glosel Co., Ltd.	7,000	26,968
#	GMO Financial Holdings, Inc.	7,700	44,271
	GMO GlobalSign Holdings K.K.	1,300	137,078
	GMO internet, Inc.	17,000	453,428
	GMO Payment Gateway, Inc.	5,800	710,665
	GMO Pepabo, Inc.	500	24,690
	Godo Steel, Ltd.	4,200	76,873
#	Goldcrest Co., Ltd.	8,900	113,719
	Goldwin, Inc.	5,200	387,878
	Golf Digest Online, Inc.	6,700	58,184
#	Good Com Asset Co., Ltd.	2,800	35,723
#	Grandy House Corp.	4,200	13,966
	Gree, Inc.	21,300	111,069
#	Greens Co., Ltd.	2,500	10,837
	GS Yuasa Corp.	30,016	523,918
	GSI Creos Corp.	1,800	31,299
#	G-Tekt Corp.	11,700	131,828
	Gun-Ei Chemical Industry Co., Ltd.	1,900	44,083
	GungHo Online Entertainment, Inc.	15,740	391,093
	Gunma Bank, Ltd. (The)	120,400	381,974
	Gunze, Ltd.	7,800	287,087
	H.U. Group Holdings, Inc.	29,400	748,003
	H2O Retailing Corp.	41,900	275,308
	HABA Laboratories, Inc.	900	35,750
	Hachijuni Bank, Ltd. (The)	120,600	445,384
#	Hagihara Industries, Inc.	4,900	69,871
	Hagiwara Electric Holdings Co., Ltd.	3,300	68,127
	Hakudo Co., Ltd.	3,200	40,361
	Hakuhodo DY Holdings, Inc.	32,400	412,814
	Hakuto Co., Ltd.	6,400	67,333

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Hakuyosha Co., Ltd.	800	$17,561
	Halows Co., Ltd.	3,100	97,386
	Hamakyorex Co., Ltd.	9,700	275,211
	Hamamatsu Photonics KK	4,300	216,375
	Hamee Corp.	1,400	23,843
#	Handsman Co., Ltd.	800	13,342
	Hankyu Hanshin Holdings, Inc.	33,400	1,019,814
	Hanwa Co., Ltd.	15,800	306,325
	Happinet Corp.	7,100	95,062
	Harada Industry Co., Ltd.	4,800	39,730
	Hard Off Corp. Co., Ltd.	6,400	40,394
	Harima Chemicals Group, Inc.	6,100	62,961
	Harmonic Drive Systems, Inc.	900	59,614
	Haruyama Holdings, Inc.	4,600	29,154
	Haseko Corp.	133,700	1,602,948
	Havix Corp.	900	4,468
	Hayashikane Sangyo Co., Ltd.	2,900	15,742
	Hazama Ando Corp.	106,100	659,160
	Heiwa Corp.	22,700	366,993
	Heiwa Real Estate Co., Ltd.	12,100	353,255
	Heiwado Co., Ltd.	14,000	284,262
	Helios Techno Holding Co., Ltd.	7,500	21,287
	Hibino Corp.	2,500	28,299
	Hibiya Engineering, Ltd.	7,600	122,838
	Hiday Hidaka Corp.	6,381	103,999
	Hikari Tsushin, Inc.	2,900	680,180
#	HI-LEX Corp.	10,700	113,049
	Hino Motors, Ltd.	86,200	660,441
#	Hinokiya Group Co., Ltd.	51	996
	Hioki EE Corp.	2,000	70,521
	Hirakawa Hewtech Corp.	4,000	40,070
#*	Hiramatsu, Inc.	14,800	26,093
#	Hirano Tecseed Co., Ltd.	5,000	74,438
	Hirata Corp.	900	56,016
#	Hirogin Holdings, Inc.	82,300	447,929
	Hirose Electric Co., Ltd.	1,755	244,971
#	Hirose Tusyo, Inc.	1,900	36,440
	Hiroshima Gas Co., Ltd.	9,300	32,081
#*	HIS Co., Ltd.	13,400	180,701
	Hisaka Works, Ltd.	6,800	57,464
	Hisamitsu Pharmaceutical Co., Inc.	2,100	100,452
	Hitachi Capital Corp.	26,000	549,877
	Hitachi Construction Machinery Co., Ltd.	18,300	451,324
	Hitachi Metals, Ltd.	19,900	263,899
	Hitachi Transport System, Ltd.	19,000	602,277
	Hitachi Zosen Corp.	74,700	300,837
	Hitachi, Ltd.	74,500	2,510,970
	Hito Communications Holdings, Inc.	2,200	28,583
	Hochiki Corp.	6,500	75,669
	Hodogaya Chemical Co., Ltd.	3,100	137,893
	Hogy Medical Co., Ltd.	2,600	76,287
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	26,834
	Hokkaido Electric Power Co., Inc.	57,300	222,092
	Hokkaido Gas Co., Ltd.	4,700	67,088
	Hokkan Holdings, Ltd.	5,200	66,599
	Hokko Chemical Industry Co., Ltd.	8,500	80,936
	Hokkoku Bank, Ltd. (The)	10,300	293,105
	Hokuetsu Corp.	57,300	189,279
#	Hokuetsu Industries Co., Ltd.	10,200	98,870

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hokuhoku Financial Group, Inc.	55,900	$530,456
	Hokuriku Electric Industry Co., Ltd.	3,300	29,696
	Hokuriku Electric Power Co.	42,000	299,546
	Hokuriku Electrical Construction Co., Ltd.	5,000	54,834
	Hokuto Corp.	6,400	134,602
	Honda Motor Co., Ltd.	126,700	2,996,827
	Honda Tsushin Kogyo Co., Ltd.	6,800	29,899
	H-One Co., Ltd.	10,500	57,535
	Honeys Holdings Co., Ltd.	6,900	64,031
	Honshu Chemical Industry Co., Ltd.	1,800	21,361
	Hoosiers Holdings	18,200	115,940
	Horiba, Ltd.	9,400	462,399
	Hoshizaki Corp.	2,200	175,690
	Hosiden Corp.	22,400	198,585
	Hosokawa Micron Corp.	3,400	170,558
	Hotland Co., Ltd.	2,600	30,143
	House Foods Group, Inc.	11,600	383,994
	Howa Machinery, Ltd.	5,400	41,115
	Hoya Corp.	26,300	2,968,136
#	HUB Co., Ltd.	900	5,080
	Hulic Co., Ltd.	28,695	265,799
	Hyakugo Bank, Ltd. (The)	99,500	304,702
	Hyakujushi Bank, Ltd. (The)	11,500	183,112
#*	I K K, Inc.	5,600	35,110
	Ibiden Co., Ltd.	13,600	554,519
#	IBJ, Inc.	7,100	63,412
	Ichibanya Co., Ltd.	1,998	101,359
	Ichigo, Inc.	137,900	390,898
	Ichiken Co., Ltd.	3,100	47,969
	Ichikoh Industries, Ltd.	17,800	77,654
	Ichimasa Kamaboko Co., Ltd.	3,500	34,908
	Ichinen Holdings Co., Ltd.	12,700	147,145
	Ichiyoshi Securities Co., Ltd.	18,500	73,984
	Icom, Inc.	4,200	109,456
#	ID Holdings Corp.	3,700	47,838
	Idec Corp.	14,800	255,590
	Idemitsu Kosan Co., Ltd.	30,883	624,577
	IDOM, Inc.	37,000	202,512
	Ihara Science Corp.	3,500	55,505
	IHI Corp.	64,400	779,931
	Iida Group Holdings Co., Ltd.	17,000	307,566
	Iino Kaiun Kaisha, Ltd.	36,600	126,008
	IJTT Co., Ltd.	12,500	56,109
	Ikegami Tsushinki Co., Ltd.	2,500	19,210
#	Imagica Group, Inc.	7,200	26,175
#	Imasen Electric Industrial.	9,100	51,028
	Inaba Denki Sangyo Co., Ltd.	10,000	240,734
	Inaba Seisakusho Co., Ltd.	4,800	61,362
	Inabata & Co., Ltd.	20,600	238,977
	Ines Corp.	1,800	25,701
#	I-Net Corp.	7,310	105,664
	Infocom Corp.	13,200	478,152
	Infomart Corp.	62,600	517,704
	Information Services International-Dentsu, Ltd.	4,900	307,705
	Innotech Corp.	6,300	56,878
	Inpex Corp.	264,300	1,253,415
	Insource Co., Ltd.	1,700	44,514
	Intage Holdings, Inc.	15,600	143,156
	Intelligent Wave, Inc.	4,800	32,643

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Inter Action Corp.	1,700	$28,448
	Internet Initiative Japan, Inc.	13,300	595,048
#	Inui Global Logistics Co., Ltd.	5,100	44,370
	I-O Data Device, Inc.	4,300	41,503
	I-PEX, Inc.	3,200	56,924
	IR Japan Holdings, Ltd.	2,200	243,577
	Iriso Electronics Co., Ltd.	6,200	236,060
	I’rom Group Co., Ltd.	900	15,108
	Ise Chemicals Corp.	600	16,699
	Iseki & Co., Ltd.	7,400	95,361
	Isetan Mitsukoshi Holdings, Ltd.	94,100	458,281
#	Ishihara Chemical Co., Ltd.	2,000	40,127
	Ishihara Sangyo Kaisha, Ltd.	15,600	101,321
	Ishizuka Glass Co., Ltd.	600	10,614
	Isolite Insulating Products Co., Ltd.	4,700	20,737
	Isuzu Motors, Ltd.	82,300	667,741
	Itfor, Inc.	5,500	44,525
	Ito En, Ltd.	8,500	538,332
	ITOCHU Corp.	76,600	1,839,818
	Itochu Enex Co., Ltd.	26,700	251,175
	Itochu Techno-Solutions Corp.	13,200	447,842
	Itochu-Shokuhin Co., Ltd.	2,500	130,774
	Itoham Yonekyu Holdings, Inc.	61,800	413,754
	Itoki Corp.	20,600	66,969
*	Itokuro, Inc.	1,600	22,848
	IwaiCosmo Holdings, Inc.	7,900	96,253
	Iwaki & Co., Ltd.	11,000	53,277
	Iwasaki Electric Co., Ltd.	3,500	45,030
	Iwatani Corp.	18,500	839,392
*	Iwatsu Electric Co., Ltd.	4,300	34,531
	Iwatsuka Confectionery Co., Ltd.	1,600	56,000
	Iyo Bank, Ltd. (The)	82,500	517,763
	Izumi Co., Ltd.	13,300	451,053
	J Front Retailing Co., Ltd.	63,200	481,598
#	J Trust Co., Ltd.	31,800	67,624
	JAC Recruitment Co., Ltd.	4,600	55,072
	Jaccs Co., Ltd.	9,900	172,890
	Jafco Group Co., Ltd.	14,400	651,254
	Jalux, Inc.	3,200	42,911
	Jamco Corp.	3,500	19,738
	Janome Sewing Machine Co., Ltd.	7,000	38,342
*	Japan Airlines Co., Ltd.	42,800	747,538
	Japan Airport Terminal Co., Ltd.	5,300	230,186
	Japan Asia Group, Ltd.	8,500	27,763
#*	Japan Asia Investment Co., Ltd.	9,000	17,847
*	Japan Asset Marketing Co., Ltd.	19,100	20,436
	Japan Aviation Electronics Industry, Ltd.	33,800	465,477
	Japan Best Rescue System Co., Ltd.	3,800	36,338
	Japan Cash Machine Co., Ltd.	8,500	42,047
#*	Japan Display, Inc.	285,200	139,693
	Japan Electronic Materials Corp.	2,800	46,187
	Japan Elevator Service Holdings Co., Ltd.	2,800	107,620
	Japan Exchange Group, Inc.	36,700	895,965
#	Japan Foundation Engineering Co., Ltd.	9,800	40,071
#	Japan Investment Adviser Co., Ltd.	3,000	36,040
	Japan Lifeline Co., Ltd.	15,300	197,434
	Japan Material Co., Ltd.	19,200	248,099
	Japan Medical Dynamic Marketing, Inc.	8,300	175,164
	Japan Oil Transportation Co., Ltd.	1,100	26,902

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Petroleum Exploration Co., Ltd.	9,800	$154,956
	Japan Post Holdings Co., Ltd.	89,600	614,785
#	Japan Property Management Center Co., Ltd.	4,600	59,373
	Japan Pulp & Paper Co., Ltd.	4,400	153,620
	Japan Securities Finance Co., Ltd.	41,800	196,898
	Japan Steel Works, Ltd. (The)	26,974	576,659
	Japan Tobacco, Inc.	103,600	1,950,495
	Japan Transcity Corp.	14,800	69,121
	Japan Wool Textile Co., Ltd. (The)	18,700	181,655
	Jastec Co., Ltd.	2,800	38,140
	JBCC Holdings, Inc.	6,700	97,175
	JCR Pharmaceuticals Co., Ltd.	4,800	124,302
	JCU Corp.	10,500	329,787
	Jeol, Ltd.	18,700	596,011
*	JFE Holdings, Inc.	56,900	399,789
#	JFLA Holdings, Inc.	7,200	23,362
	JGC Holdings Corp.	56,000	460,453
#*	JIG-SAW, Inc.	800	54,905
	Jimoto Holdings, Inc.	5,710	50,673
	JINS Holdings, Inc.	4,400	318,888
	JK Holdings Co., Ltd.	6,500	48,450
	JM Holdings Co., Ltd.	5,400	122,830
	JMS Co., Ltd.	7,600	61,944
#	Joban Kosan Co., Ltd.	2,900	39,630
	J-Oil Mills, Inc.	4,800	169,551
	Joshin Denki Co., Ltd.	5,700	141,360
	JP-Holdings, Inc.	15,500	44,347
	JSP Corp.	6,700	95,379
	JSR Corp.	24,200	546,969
	JTEKT Corp.	63,100	502,828
	Juki Corp.	8,500	36,030
	Juroku Bank, Ltd. (The)	14,000	256,801
	Justsystems Corp.	5,800	379,341
	JVCKenwood Corp.	99,600	134,756
	K&O Energy Group, Inc.	5,900	81,254
	Kadokawa Corp.	14,500	441,011
#	Kadoya Sesame Mills, Inc.	500	18,535
	Kaga Electronics Co., Ltd.	8,100	156,629
	Kagome Co., Ltd.	5,600	191,809
	Kajima Corp.	70,500	753,323
	Kakaku.com, Inc.	19,300	510,049
	Kaken Pharmaceutical Co., Ltd.	9,400	370,229
	Kakiyasu Honten Co., Ltd.	3,800	90,343
	Kameda Seika Co., Ltd.	1,600	72,448
	Kamei Corp.	9,400	94,943
	Kamigumi Co., Ltd.	23,700	424,014
	Kanaden Corp.	6,900	92,018
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	77,297
	Kanamic Network Co., Ltd.	5,700	43,235
#	Kanamoto Co., Ltd.	16,300	336,265
	Kandenko Co., Ltd.	40,400	303,173
	Kaneka Corp.	16,700	467,336
	Kaneko Seeds Co., Ltd.	4,700	68,110
	Kanematsu Corp.	34,500	409,079
	Kanematsu Electronics, Ltd.	6,100	246,590
	Kansai Electric Power Co., Inc. (The)	36,600	333,074
	Kansai Mirai Financial Group, Inc.	40,035	145,929
	Kansai Paint Co., Ltd.	8,600	221,726
	Kansai Super Market, Ltd.	6,000	68,936

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanto Denka Kogyo Co., Ltd.	27,400	$184,897
	Kao Corp.	37,100	2,641,471
*	Kappa Create Co., Ltd.	900	12,248
	Kasai Kogyo Co., Ltd.	14,200	47,140
	Katakura Industries Co., Ltd.	10,100	111,637
	Katitas Co., Ltd.	4,600	130,506
	Kato Sangyo Co., Ltd.	5,000	166,130
	Kato Works Co., Ltd.	5,200	50,517
	KAWADA TECHNOLOGIES, Inc.	1,900	79,317
#	Kawagishi Bridge Works Co., Ltd.	600	13,966
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,800	42,303
*	Kawasaki Heavy Industries, Ltd.	60,500	722,802
#*	Kawasaki Kisen Kaisha, Ltd.	16,874	206,200
	KDDI Corp.	165,200	4,469,484
	KeePer Technical Laboratory Co., Ltd.	3,600	51,112
	Keihan Holdings Co., Ltd.	23,200	881,373
	Keihanshin Building Co., Ltd.	10,200	184,994
	Keihin Co., Ltd.	1,500	19,341
	Keikyu Corp.	19,700	275,492
	Keio Corp.	7,900	459,126
	Keisei Electric Railway Co., Ltd.	10,399	290,903
	Keiyo Bank, Ltd. (The)	50,600	227,858
	Keiyo Co., Ltd.	15,600	118,250
	KEL Corp.	1,800	14,451
	Kenedix, Inc.	48,000	248,740
	Kenko Mayonnaise Co., Ltd.	4,700	79,191
	Kewpie Corp.	33,900	693,796
	Keyence Corp.	2,800	1,270,703
	KFC Holdings Japan, Ltd.	5,600	133,998
	KFC, Ltd.	1,500	29,431
	KH Neochem Co., Ltd.	8,300	194,223
	Kikkoman Corp.	8,200	408,361
#	Kimoto Co., Ltd.	17,300	27,708
#	Kimura Chemical Plants Co., Ltd.	5,900	23,971
	Kinden Corp.	36,200	567,610
	King Co., Ltd.	4,000	20,551
	King Jim Co., Ltd.	4,200	35,202
#*	Kinki Sharyo Co., Ltd. (The)	1,800	22,347
	Kintetsu Department Store Co., Ltd.	2,400	73,475
	Kintetsu Group Holdings Co., Ltd.	9,000	359,599
	Kintetsu World Express, Inc.	17,700	376,268
	Kirin Holdings Co., Ltd.	29,600	533,640
	Kirindo Holdings Co., Ltd.	4,700	157,149
	Kissei Pharmaceutical Co., Ltd.	13,200	259,763
	Ki-Star Real Estate Co., Ltd.	4,300	106,588
	Kitagawa Corp.	4,300	53,203
	Kita-Nippon Bank, Ltd. (The)	3,600	65,638
	Kitano Construction Corp.	1,600	38,790
#	Kitanotatsujin Corp.	16,200	75,473
	Kito Corp.	15,500	191,114
	Kitz Corp.	25,100	135,838
	Kiyo Bank, Ltd. (The)	27,100	404,946
*	KLab, Inc.	6,800	54,749
	Koa Corp.	13,600	168,795
	Koatsu Gas Kogyo Co., Ltd.	12,700	93,075
	Kobayashi Metals, Ltd.	3,100	8,233
	Kobayashi Pharmaceutical Co., Ltd.	1,300	126,679
#	Kobe Bussan Co., Ltd.	15,200	427,653
#*	Kobe Electric Railway Co., Ltd.	1,600	54,964

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kobe Steel, Ltd.	121,300	$473,606
	Koei Tecmo Holdings Co., Ltd.	700	34,200
	Kohnan Shoji Co., Ltd.	12,300	419,995
	Kohsoku Corp.	3,200	45,174
	Koito Manufacturing Co., Ltd.	22,600	1,089,858
	Kojima Co., Ltd.	14,600	96,727
	Kokusai Co., Ltd.	1,000	7,753
	Kokusai Pulp & Paper Co., Ltd.	6,000	14,481
	Kokuyo Co., Ltd.	35,800	486,438
	KOMAIHALTEC, Inc.	900	12,268
	Komatsu Matere Co., Ltd.	11,800	95,722
	Komatsu Wall Industry Co., Ltd.	3,000	48,768
	Komatsu, Ltd.	57,100	1,287,346
	KOMEDA Holdings Co., Ltd.	14,000	247,443
	Komehyo Holdings Co., Ltd.	3,700	25,352
	Komeri Co., Ltd.	14,500	426,907
	Komori Corp.	21,200	136,117
	Konaka Co., Ltd.	13,400	33,593
	Konami Holdings Corp.	11,200	438,349
	Kondotec, Inc.	7,700	74,374
	Konica Minolta, Inc.	184,200	469,300
	Konishi Co., Ltd.	13,800	200,681
#	Konoike Transport Co., Ltd.	11,700	122,316
	Konoshima Chemical Co., Ltd.	3,900	37,340
*	Kosaido Co., Ltd.	8,600	50,339
	Kose Corp.	1,700	216,708
#	Koshidaka Holdings Co., Ltd.	14,000	52,372
	Kotobuki Spirits Co., Ltd.	6,300	292,121
	Kourakuen Holdings Corp.	3,500	54,541
	Kozo Keikaku Engineering, Inc.	500	11,869
	Krosaki Harima Corp.	3,300	89,434
	KRS Corp.	2,700	42,442
	K’s Holdings Corp.	57,600	735,602
	KU Holdings Co., Ltd.	2,700	19,992
	Kubota Corp., Sponsored ADR	1,000	87,315
	Kubota Corp.	47,400	823,720
	Kumagai Gumi Co., Ltd.	15,300	353,631
	Kumiai Chemical Industry Co., Ltd.	21,563	207,303
	Kunimine Industries Co., Ltd.	2,500	25,193
	Kura Sushi, Inc.	3,200	192,997
	Kurabo Industries, Ltd.	6,600	118,813
	Kuraray Co., Ltd.	130,500	1,206,991
	Kureha Corp.	7,000	297,153
	Kurimoto, Ltd.	4,400	77,631
	Kurita Water Industries, Ltd.	21,900	651,607
	Kuriyama Holdings Corp.	5,600	30,389
	Kushikatsu Tanaka Holdings Co.	1,100	18,198
	Kusuri no Aoki Holdings Co., Ltd.	4,500	359,217
*	KYB Corp.	8,300	171,619
	Kyocera Corp.	15,151	834,403
	Kyoden Co., Ltd.	10,500	29,992
	Kyodo Printing Co., Ltd.	2,700	63,331
	Kyoei Steel, Ltd.	9,300	117,091
#	Kyokuto Boeki Kaisha, Ltd.	3,000	38,266
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,900	171,475
	Kyokuto Securities Co., Ltd.	9,100	59,034
	Kyokuyo Co., Ltd.	3,700	96,698
	KYORIN Holdings, Inc.	14,200	256,797
	Kyoritsu Maintenance Co., Ltd.	14,620	523,106

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyoritsu Printing Co., Ltd.	16,700	$20,164
	Kyosan Electric Manufacturing Co., Ltd.	19,800	78,592
	Kyowa Electronic Instruments Co., Ltd.	9,800	40,216
	Kyowa Exeo Corp.	18,045	416,061
	Kyowa Kirin Co., Ltd.	4,000	99,333
	Kyowa Leather Cloth Co., Ltd.	5,900	35,283
	Kyudenko Corp.	13,300	362,973
	Kyushu Electric Power Co., Inc.	38,100	319,409
	Kyushu Financial Group, Inc.	108,799	508,912
	Kyushu Railway Co.	14,400	306,301
#	LAC Co., Ltd.	4,500	52,644
	Lacto Japan Co., Ltd.	1,300	39,738
*	Laox Co., Ltd.	19,000	31,004
	Lasertec Corp.	11,800	1,022,126
	Lawson, Inc.	7,900	362,970
	LEC, Inc.	10,800	152,524
	Lecip Holdings Corp.	3,200	16,798
	Life Corp.	3,500	123,093
*	LIFULL Co., Ltd.	13,100	49,245
	Like Co., Ltd.	1,200	24,533
	Linical Co., Ltd.	2,800	19,856
#	Link And Motivation, Inc.	11,200	42,452
	Lintec Corp.	17,400	385,720
	Lion Corp.	13,800	281,401
*	Litalico, Inc.	3,000	79,167
	LIXIL Group Corp.	41,700	905,483
	Look Holdings, Inc.	2,300	21,076
*	M&A Capital Partners Co., Ltd.	5,000	226,290
	M3, Inc.	27,200	1,836,971
	Mabuchi Motor Co., Ltd.	8,500	350,444
	Macnica Fuji Electronics Holdings, Inc.	21,499	384,482
	Macromill, Inc.	14,300	88,790
	Maeda Corp.	40,400	290,886
	Maeda Kosen Co., Ltd.	10,800	286,695
	Maeda Road Construction Co., Ltd.	6,500	108,356
	Maezawa Industries, Inc.	2,800	11,923
	Maezawa Kasei Industries Co., Ltd.	5,600	52,443
	Maezawa Kyuso Industries Co., Ltd.	3,400	72,931
	Makino Milling Machine Co., Ltd.	10,500	361,413
	Makita Corp.	3,100	137,031
	Mani, Inc.	3,200	80,054
	MarkLines Co., Ltd.	2,000	43,221
	Mars Group Holdings Corp.	5,800	89,029
	Marubeni Corp.	176,500	921,543
	Marubun Corp.	6,700	31,060
	Marudai Food Co., Ltd.	9,900	155,471
	Marufuji Sheet Piling Co., Ltd.	400	7,313
	Maruha Nichiro Corp.	21,700	454,507
	Marui Group Co., Ltd.	16,600	299,994
	Maruichi Steel Tube, Ltd.	8,000	183,532
	Maruka Corp.	2,600	52,663
	Marusan Securities Co., Ltd.	28,400	126,992
	Maruwa Co., Ltd.	2,900	301,682
	Maruwa Unyu Kikan Co., Ltd.	8,800	378,121
	Maruyama Manufacturing Co., Inc.	900	10,887
	Maruzen CHI Holdings Co., Ltd.	8,400	29,465
	Maruzen Showa Unyu Co., Ltd.	4,800	140,714
	Marvelous, Inc.	5,900	44,329
#	Matching Service Japan Co., Ltd.	2,600	19,332

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CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Matsuda Sangyo Co., Ltd.	6,500	$89,377
#	Matsui Construction Co., Ltd.	8,200	53,680
#	Matsui Securities Co., Ltd.	1,900	15,209
	Matsumotokiyoshi Holdings Co., Ltd.	2,900	107,057
	Matsuyafoods Holdings Co., Ltd.	3,300	108,854
	Max Co., Ltd.	8,500	118,853
*	Maxell Holdings, Ltd.	21,900	228,957
	Maxvalu Tokai Co., Ltd.	2,400	59,823
	Mazda Motor Corp.	66,600	349,705
	McDonald’s Holdings Co. Japan, Ltd.	6,200	294,013
	MCJ Co., Ltd.	34,200	315,184
	Mebuki Financial Group, Inc.	242,290	486,806
	MEC Co., Ltd.	3,000	60,344
	Media Do Co., Ltd.	2,600	183,868
*	Medical Data Vision Co., Ltd.	3,400	79,845
	Medical System Network Co., Ltd.	15,500	68,067
	Medipal Holdings Corp.	19,700	351,170
#	Medius Holdings Co., Ltd.	1,200	9,720
	Megachips Corp.	6,600	175,576
	Megmilk Snow Brand Co., Ltd.	18,300	396,548
	Meidensha Corp.	20,800	318,053
	Meiji Electric Industries Co., Ltd.	1,000	12,648
	MEIJI Holdings Co., Ltd.	11,800	854,904
	Meiji Shipping Co., Ltd.	6,900	23,029
	Meiko Electronics Co., Ltd.	13,700	235,099
	Meiko Network Japan Co., Ltd.	4,300	24,877
	Meisei Industrial Co., Ltd.	17,000	130,906
	Meitec Corp.	8,300	411,474
	Meito Sangyo Co., Ltd.	3,300	43,912
	Meiwa Corp.	11,400	44,836
	Meiwa Estate Co., Ltd.	3,900	16,415
	Melco Holdings, Inc.	1,800	46,581
	Members Co., Ltd.	2,000	34,115
	Menicon Co., Ltd.	13,100	924,960
	Mercuria Investment Co., Ltd.	900	5,189
*	Metaps, Inc.	1,800	16,297
	METAWATER Co., Ltd.	3,400	79,713
	Michinoku Bank, Ltd. (The)	8,699	95,796
	Mie Kotsu Group Holdings, Inc.	26,600	115,847
	Mikuni Corp.	11,100	27,290
	Milbon Co., Ltd.	5,900	302,708
*	Mimaki Engineering Co., Ltd.	8,600	33,550
	Mimasu Semiconductor Industry Co., Ltd.	9,500	223,340
	Minebea Mitsumi, Inc.	65,461	1,182,314
	Ministop Co., Ltd.	5,900	73,791
	Miraial Co., Ltd.	2,200	25,684
	Mirait Holdings Corp.	35,000	498,265
	Miroku Jyoho Service Co., Ltd.	5,900	119,501
	MISUMI Group, Inc.	14,400	427,674
	Mitani Corp.	1,900	119,805
	Mitani Sangyo Co., Ltd.	9,700	39,856
	Mitani Sekisan Co., Ltd.	1,400	63,140
	Mito Securities Co., Ltd.	28,900	60,184
*	Mitsuba Corp.	17,900	65,356
	Mitsubishi Chemical Holdings Corp.	178,600	1,005,189
	Mitsubishi Corp.	68,600	1,530,559
	Mitsubishi Electric Corp.	95,900	1,235,085
	Mitsubishi Estate Co., Ltd.	53,900	803,966
	Mitsubishi Gas Chemical Co., Inc.	39,400	718,237

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Heavy Industries, Ltd.	58,100	$1,248,291
	Mitsubishi Kakoki Kaisha, Ltd.	3,200	59,239
	Mitsubishi Logisnext Co., Ltd.	16,000	135,047
	Mitsubishi Logistics Corp.	15,000	394,759
	Mitsubishi Materials Corp.	29,000	532,128
*	Mitsubishi Motors Corp.	101,500	186,153
	Mitsubishi Paper Mills, Ltd.	11,200	33,403
	Mitsubishi Pencil Co., Ltd.	3,700	47,631
	Mitsubishi Research Institute, Inc.	3,500	126,898
	Mitsubishi Shokuhin Co., Ltd.	7,500	195,464
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	26,687
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	173,612
	Mitsubishi UFJ Financial Group, Inc.	690,800	2,723,068
	Mitsubishi UFJ Lease & Finance Co., Ltd.	166,600	705,883
	Mitsuboshi Belting, Ltd.	9,800	153,416
	Mitsui & Co., Ltd., Sponsored ADR	336	106,102
	Mitsui & Co., Ltd.	97,900	1,533,456
	Mitsui Chemicals, Inc.	33,910	868,515
*	Mitsui E&S Holdings Co., Ltd.	35,100	111,146
	Mitsui Fudosan Co., Ltd.	37,500	638,533
	Mitsui High-Tec, Inc.	6,800	138,558
	Mitsui Matsushima Holdings Co., Ltd.	5,300	34,527
	Mitsui Mining & Smelting Co., Ltd.	34,500	870,864
	Mitsui OSK Lines, Ltd.	33,900	765,275
	Mitsui Sugar Co., Ltd.	7,900	137,339
	Mitsui-Soko Holdings Co., Ltd.	13,400	236,530
	Mitsuuroko Group Holdings Co., Ltd.	14,700	175,926
	Mixi, Inc.	14,700	404,556
	Miyaji Engineering Group, Inc.	2,100	33,916
	Miyazaki Bank, Ltd. (The)	7,700	166,122
	Miyoshi Oil & Fat Co., Ltd.	3,800	41,775
	Mizuho Financial Group, Inc.	134,500	1,655,967
	Mizuho Leasing Co., Ltd.	16,800	428,263
#	Mizuho Medy Co., Ltd.	800	10,768
	Mizuno Corp.	8,200	137,169
*	Mobile Factory, Inc.	900	8,444
	Mochida Pharmaceutical Co., Ltd.	3,700	135,101
	Modec, Inc.	4,000	58,105
	Molitec Steel Co., Ltd.	5,800	16,161
	Monex Group, Inc.	77,300	185,847
#	Money Partners Group Co., Ltd.	8,500	16,386
	Monogatari Corp. (The)	1,500	153,286
	MonotaRO Co., Ltd.	20,400	1,128,359
	MORESCO Corp.	3,400	31,485
	Morinaga & Co., Ltd.	9,000	341,957
	Morinaga Milk Industry Co., Ltd.	22,200	1,070,322
	Morita Holdings Corp.	11,900	217,544
	Morito Co., Ltd.	9,000	57,170
#	Morningstar Japan KK	6,300	27,925
	Morozoff, Ltd.	900	48,804
	Mory Industries, Inc.	2,400	54,323
	MrMax Holdings, Ltd.	10,500	76,909
	MS&AD Insurance Group Holdings, Inc.	25,700	703,287
	MTI, Ltd.	4,400	38,831
	Mugen Estate Co., Ltd.	6,100	27,602
	m-up Holdings, Inc.	1,000	24,293
	Murakami Corp.	400	9,917
	Murata Manufacturing Co., Ltd.	35,672	2,501,629
	Musashi Seimitsu Industry Co., Ltd.	32,000	334,490

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Musashino Bank, Ltd. (The)	14,300	$212,017
	Mutoh Holdings Co., Ltd.	900	12,908
	N Field Co., Ltd.	3,400	21,759
	Nabtesco Corp.	9,100	339,960
#	NAC Co., Ltd.	6,900	59,475
	Nachi-Fujikoshi Corp.	10,000	396,376
	Nafco Co., Ltd.	5,700	125,333
	Nagano Bank, Ltd. (The)	4,300	57,807
	Nagano Keiki Co., Ltd.	7,000	51,527
	Nagase & Co., Ltd.	40,800	532,038
	Nagatanien Holdings Co., Ltd.	6,000	127,302
	Nagawa Co., Ltd.	1,400	98,112
	Nagoya Railroad Co., Ltd.	16,900	450,473
	Naigai Trans Line, Ltd.	2,200	25,401
	Nakabayashi Co., Ltd.	9,300	54,514
	Nakamoto Packs Co., Ltd.	1,400	20,463
	Nakamuraya Co., Ltd.	1,900	72,634
	Nakanishi, Inc.	9,900	176,665
	Nakano Corp.	9,200	36,224
	Nakayama Steel Works, Ltd.	10,100	33,840
	Nakayamafuku Co., Ltd.	6,200	28,583
	Nakayo, Inc.	1,200	16,447
#	Namura Shipbuilding Co., Ltd.	26,600	37,588
	Nankai Electric Railway Co., Ltd.	17,600	401,892
	Nanto Bank, Ltd. (The)	13,700	243,097
	Narasaki Sangyo Co., Ltd.	1,400	27,713
	Natori Co., Ltd.	2,500	47,558
	NEC Capital Solutions, Ltd.	5,300	90,046
	NEC Corp.	50,400	2,538,656
	NEC Networks & System Integration Corp.	9,100	157,798
	NET One Systems Co., Ltd.	22,600	675,707
	Neturen Co., Ltd.	15,200	69,733
	New Japan Chemical Co., Ltd.	16,100	24,434
	Nexon Co., Ltd.	7,900	220,180
	Nextage Co., Ltd.	8,800	105,637
#	NFC Holdings, Inc.	600	13,911
	NGK Insulators, Ltd.	37,200	531,426
	NGK Spark Plug Co., Ltd.	54,100	951,453
	NH Foods, Ltd.	6,900	282,644
	NHK Spring Co., Ltd.	70,863	428,481
#	Nicca Chemical Co., Ltd.	2,100	18,261
*	Nice Corp.	2,400	29,521
	Nichia Steel Works, Ltd.	12,900	34,581
	Nichias Corp.	37,700	816,518
	Nichiban Co., Ltd.	4,000	62,658
	Nichicon Corp.	22,500	182,177
	Nichiden Corp.	7,300	151,647
	Nichiha Corp.	11,200	326,358
	Nichi-iko Pharmaceutical Co., Ltd.	23,100	228,696
	Nichirei Corp.	32,500	818,960
	Nichireki Co., Ltd.	10,800	174,167
	Nichirin Co., Ltd.	5,200	68,917
	Nidec Corp.	7,400	747,415
	Nifco, Inc.	30,200	903,950
	Nihon Chouzai Co., Ltd.	9,400	151,870
*	Nihon Dempa Kogyo Co., Ltd.	7,700	29,537
	Nihon Dengi Co., Ltd.	1,400	45,345
	Nihon Denkei Co., Ltd.	2,600	29,110
	Nihon Flush Co., Ltd.	3,800	49,004

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Nihon House Holdings Co., Ltd.	24,600	$55,206
	Nihon Kagaku Sangyo Co., Ltd.	5,600	56,312
	Nihon Kohden Corp.	9,500	297,147
	Nihon M&A Center, Inc.	21,600	1,268,385
#	Nihon Nohyaku Co., Ltd.	18,800	86,757
	Nihon Parkerizing Co., Ltd.	31,200	307,478
	Nihon Plast Co., Ltd.	7,600	29,578
	Nihon Tokushu Toryo Co., Ltd.	5,000	44,595
	Nihon Unisys, Ltd.	25,300	745,754
	Nihon Yamamura Glass Co., Ltd.	3,600	28,957
	Nikkato Corp.	2,700	18,169
	Nikkiso Co., Ltd.	21,900	209,967
	Nikko Co., Ltd.	10,500	67,230
	Nikkon Holdings Co., Ltd.	23,000	440,189
	Nikon Corp.	46,200	281,559
	Nintendo Co., Ltd.	3,800	2,054,617
	Nippi, Inc.	1,000	34,553
	Nippo Corp.	14,500	372,449
	Nippon Air Conditioning Services Co., Ltd.	6,100	42,610
	Nippon Aqua Co., Ltd.	2,800	18,308
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	79,303
	Nippon Carbide Industries Co., Inc.	3,800	43,572
	Nippon Carbon Co., Ltd.	5,800	201,947
	Nippon Chemical Industrial Co., Ltd.	3,000	68,948
*	Nippon Chemi-Con Corp.	3,700	47,322
	Nippon Chemiphar Co., Ltd.	900	22,023
#	Nippon Coke & Engineering Co., Ltd.	76,400	47,625
	Nippon Commercial Development Co., Ltd.	7,300	118,161
#	Nippon Computer Dynamics Co., Ltd.	1,800	9,353
	Nippon Concept Corp.	3,900	55,853
#	Nippon Concrete Industries Co., Ltd.	16,800	51,324
*	Nippon Denko Co., Ltd.	55,800	131,450
	Nippon Densetsu Kogyo Co., Ltd.	16,500	319,710
	Nippon Dry-Chemical Co., Ltd.	2,800	37,261
	Nippon Electric Glass Co., Ltd.	31,400	617,574
	Nippon Express Co., Ltd.	26,100	1,463,676
	Nippon Filcon Co., Ltd.	6,000	29,589
#	Nippon Fine Chemical Co., Ltd.	4,300	61,707
	Nippon Flour Mills Co., Ltd.	21,600	346,460
	Nippon Gas Co., Ltd.	19,300	920,547
	Nippon Hume Corp.	9,000	69,216
	Nippon Kayaku Co., Ltd.	40,900	351,974
#	Nippon Kodoshi Corp.	3,100	52,452
	Nippon Koei Co., Ltd.	5,400	142,358
	Nippon Light Metal Holdings Co., Ltd.	35,540	561,332
	Nippon Paint Holdings Co., Ltd.	1,700	153,136
#	Nippon Paper Industries Co., Ltd.	45,700	516,077
	Nippon Parking Development Co., Ltd., Class C	60,600	74,299
	Nippon Pillar Packing Co., Ltd.	8,400	114,494
	Nippon Piston Ring Co., Ltd.	2,400	22,124
	Nippon Road Co., Ltd. (The)	2,900	210,659
	Nippon Sanso Holdings Corp.	24,400	357,744
	Nippon Seiki Co., Ltd.	21,200	238,982
	Nippon Seisen Co., Ltd.	1,200	36,407
*	Nippon Sharyo, Ltd.	4,800	109,608
#*	Nippon Sheet Glass Co., Ltd.	63,300	220,077
	Nippon Shinyaku Co., Ltd.	1,500	107,184
#	Nippon Shokubai Co., Ltd.	9,000	440,717
	Nippon Signal Co., Ltd.	14,900	129,763

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Soda Co., Ltd.	10,900	$286,046
*	Nippon Steel Corp.	106,399	1,031,977
	Nippon Steel Trading Corp.	6,700	190,974
	Nippon Suisan Kaisha, Ltd.	161,400	621,744
	Nippon Systemware Co., Ltd.	3,100	61,021
	Nippon Telegraph & Telephone Corp.	56,600	1,190,628
	Nippon Thompson Co., Ltd.	30,100	100,310
	Nippon Tungsten Co., Ltd.	800	13,499
	Nippon Yakin Kogyo Co., Ltd.	7,790	112,137
	Nippon Yusen K.K.	68,600	1,266,189
	Nipro Corp.	67,100	706,038
	Nishikawa Rubber Co., Ltd.	300	3,852
	Nishimatsu Construction Co., Ltd.	24,400	473,971
	Nishimatsuya Chain Co., Ltd.	19,000	308,958
	Nishimoto Co., Ltd.	2,300	41,146
	Nishi-Nippon Financial Holdings, Inc.	38,600	261,489
	Nishi-Nippon Railroad Co., Ltd.	11,700	309,131
	Nishio Rent All Co., Ltd.	12,200	236,779
	Nissan Chemical Corp.	17,300	918,123
*	Nissan Motor Co., Ltd.	209,000	739,971
	Nissan Shatai Co., Ltd.	29,000	244,870
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	26,197
	Nissei ASB Machine Co., Ltd.	2,200	85,644
	Nissei Corp.	1,700	19,464
	Nissei Plastic Industrial Co., Ltd.	5,600	45,233
	Nissha Co., Ltd.	19,600	230,767
	Nisshin Group Holdings Co., Ltd.	14,000	52,734
	Nisshin Oillio Group, Ltd. (The)	11,500	330,567
	Nisshin Seifun Group, Inc.	21,200	319,247
	Nisshinbo Holdings, Inc.	46,448	309,580
	Nissin Corp.	6,500	90,994
	Nissin Electric Co., Ltd.	17,100	171,188
	Nissin Foods Holdings Co., Ltd.	2,400	207,815
	Nissin Sugar Co., Ltd.	5,700	99,309
	Nisso Corp.	3,700	27,050
	Nissui Pharmaceutical Co., Ltd.	6,300	59,943
	Nitori Holdings Co., Ltd.	2,300	472,780
	Nitta Corp.	9,500	200,319
	Nitta Gelatin, Inc.	5,000	32,491
	Nittan Valve Co., Ltd.	12,900	25,429
	Nittetsu Mining Co., Ltd.	2,600	112,580
	Nitto Denko Corp.	20,700	1,454,294
	Nitto Fuji Flour Milling Co., Ltd.	500	31,493
	Nitto Kogyo Corp.	8,000	147,782
	Nitto Kohki Co., Ltd.	5,000	83,081
	Nitto Seiko Co., Ltd.	9,400	40,787
	Nittoc Construction Co., Ltd.	10,600	80,790
	NJS Co., Ltd.	2,700	48,302
	Noda Corp.	5,100	33,951
	Noevir Holdings Co., Ltd.	5,300	236,624
	NOF Corp.	13,500	507,361
	Nohmi Bosai, Ltd.	5,500	119,073
	Nojima Corp.	16,500	463,073
	NOK Corp.	28,500	325,014
	Nomura Co., Ltd.	29,600	191,145
	Nomura Holdings, Inc.	172,600	772,978
	Nomura Holdings, Inc., Sponsored ADR	10,300	45,938
	Nomura Real Estate Holdings, Inc.	31,300	546,699
	Nomura Research Institute, Ltd.	12,309	362,838

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Noritake Co., Ltd.	4,200	$123,552
	Noritsu Koki Co., Ltd.	9,100	168,437
	Noritz Corp.	14,000	204,146
	North Pacific Bank, Ltd.	124,800	264,092
	Nozawa Corp.	2,600	16,473
	NS Solutions Corp.	9,300	272,347
#	NS Tool Co., Ltd.	4,100	88,004
	NS United Kaiun Kaisha, Ltd.	5,100	69,197
	NSD Co., Ltd.	14,340	251,877
	NSK, Ltd.	41,500	332,252
*	NTN Corp.	151,100	280,243
	NTT Data Corp.	36,000	406,303
	NTT DOCOMO, Inc.	181,600	6,761,911
*	OAK Capital Corp.	22,700	20,506
	Oat Agrio Co., Ltd.	2,000	23,448
	Obara Group, Inc.	4,800	166,580
	Obayashi Corp.	150,300	1,257,761
	Obic Co., Ltd.	800	141,634
	Odakyu Electric Railway Co., Ltd.	23,499	567,090
	Oenon Holdings, Inc.	16,000	61,845
	Ogaki Kyoritsu Bank, Ltd. (The)	16,900	377,010
#*	Ohara, Inc.	2,000	23,686
	Ohashi Technica, Inc.	4,800	64,120
	Ohba Co., Ltd.	4,600	31,788
	Ohki Healthcare Holdings Co., Ltd.	1,300	15,999
	Ohsho Food Service Corp.	3,200	176,033
	Oiles Corp.	10,700	149,428
	Oita Bank, Ltd. (The)	6,600	152,422
	Oji Holdings Corp.	198,300	835,719
	Okabe Co., Ltd.	16,200	122,577
	Okada Aiyon Corp.	800	7,514
	Okamoto Industries, Inc.	3,600	148,196
	Okamoto Machine Tool Works, Ltd.	1,900	41,120
	Okamura Corp.	26,500	202,382
	Okasan Securities Group, Inc.	66,400	216,984
	Oki Electric Industry Co., Ltd.	52,100	483,685
	Okinawa Cellular Telephone Co.	4,700	188,216
	Okinawa Electric Power Co., Inc. (The)	11,007	160,611
	OKUMA Corp.	6,999	339,716
	Okumura Corp.	12,300	284,940
	Okura Industrial Co., Ltd.	3,400	56,516
	Okuwa Co., Ltd.	12,000	160,751
	Olympus Corp.	87,500	1,675,107
	Omron Corp.	4,400	317,707
	Ono Pharmaceutical Co., Ltd.	8,300	236,759
	ONO Sokki Co., Ltd.	3,300	16,242
	Onoken Co., Ltd.	7,600	84,617
	Onward Holdings Co., Ltd.	44,600	87,336
#*	Open Door, Inc.	4,300	49,026
	Open House Co., Ltd.	21,100	718,500
	Optex Group Co., Ltd.	6,800	101,327
#*	Optim Corp.	1,700	47,673
#	Optorun Co., Ltd.	3,000	59,084
	Oracle Corp.	2,500	249,850
	Organo Corp.	2,200	115,052
	Orient Corp.	183,000	203,074
	Oriental Land Co., Ltd.	1,800	251,960
#	Origin Co., Ltd.	3,100	40,456
	ORIX Corp.	122,000	1,426,819

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oro Co., Ltd.	1,500	$46,148
	Osaka Gas Co., Ltd.	29,500	560,211
#	Osaka Organic Chemical Industry, Ltd.	3,400	89,618
	Osaka Soda Co., Ltd.	4,400	104,813
	Osaka Steel Co., Ltd.	6,000	64,441
	OSAKA Titanium Technologies Co., Ltd.	7,700	56,757
	Osaki Electric Co., Ltd.	19,500	117,638
	OSG Corp.	32,500	486,884
	OSJB Holdings Corp.	55,500	127,180
	Otsuka Corp.	13,200	606,562
	Otsuka Holdings Co., Ltd.	17,500	648,139
	OUG Holdings, Inc.	1,200	32,695
	Outsourcing, Inc.	40,600	376,524
	Oval Corp.	3,700	7,722
	Oyo Corp.	9,400	107,912
#	Ozu Corp.	2,400	41,227
	Pacific Industrial Co., Ltd.	20,900	209,893
#	Pacific Metals Co., Ltd.	7,000	108,109
	Pack Corp. (The)	3,200	89,919
	PAL GROUP Holdings Co., Ltd.	12,000	139,602
	PALTAC Corp.	4,600	257,175
	Paltek Corp.	3,100	15,582
	Pan Pacific International Holdings Corp.	38,500	816,910
	Panasonic Corp.	388,700	3,590,628
#	PAPYLESS Co., Ltd.	500	12,790
	Paraca, Inc.	2,700	40,860
	Paramount Bed Holdings Co., Ltd.	4,700	181,081
	Paris Miki Holdings, Inc.	10,400	27,470
*	Park24 Co., Ltd.	26,700	360,660
	Pasco Corp.	1,600	19,196
	Pasona Group, Inc.	12,400	189,870
	PC Depot Corp.	9,900	60,415
#	PCI Holdings, Inc.	2,000	20,665
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	15,696
	Penta-Ocean Construction Co., Ltd.	127,900	811,037
*	PeptiDream, Inc.	2,300	106,290
	Persol Holdings Co., Ltd.	47,600	720,959
#	Phil Co., Inc.	1,100	21,277
#	PIA Corp.	1,900	51,769
	Pickles Corp.	1,100	29,559
	Pigeon Corp.	15,600	718,404
	Pilot Corp.	10,200	284,516
	Piolax, Inc.	13,800	202,439
	Plenus Co., Ltd.	3,200	52,288
	Pola Orbis Holdings, Inc.	3,600	70,989
	Poletowin Pitcrew Holdings, Inc.	12,000	104,540
	Premium Group Co., Ltd.	2,700	51,229
	Press Kogyo Co., Ltd.	37,100	98,731
	Pressance Corp.	23,400	319,227
	Prestige International, Inc.	29,600	251,890
	Prima Meat Packers, Ltd.	17,900	510,744
	Pronexus, Inc.	4,200	43,691
	Properst Co., Ltd.	10,900	16,390
	Pro-Ship, Inc.	1,600	21,885
	Prospect Co., Ltd.	169,000	56,839
	Proto Corp.	6,400	68,925
	PS Mitsubishi Construction Co., Ltd.	16,400	88,529
#	Punch Industry Co., Ltd.	8,700	36,548
	Qol Holdings Co., Ltd.	14,200	154,870

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Quick Co., Ltd.	4,000	$39,128
#	Raccoon Holdings, Inc.	3,100	59,068
	Raito Kogyo Co., Ltd.	17,700	251,034
	Raiznext Corp.	13,300	154,134
#	Rakus Co., Ltd.	21,400	420,546
	Rakuten, Inc.	4,000	38,917
	Rasa Corp.	4,400	37,262
	Rasa Industries, Ltd.	4,400	83,261
	Raysum Co., Ltd.	7,100	64,422
	Recruit Holdings Co., Ltd.	88,300	3,359,872
	Relia, Inc.	11,000	125,162
	Relo Group, Inc.	25,200	604,769
	Renaissance, Inc.	4,300	30,843
*	Renesas Electronics Corp.	182,200	1,503,996
	Rengo Co., Ltd.	78,900	607,052
*	RENOVA, Inc.	8,800	140,349
	Resona Holdings, Inc.	279,400	921,174
	Resorttrust, Inc.	32,000	450,678
	Restar Holdings Corp.	9,600	205,642
#	Retail Partners Co., Ltd.	8,300	111,659
	Rheon Automatic Machinery Co., Ltd.	6,000	58,230
	Rhythm Co., Ltd.	2,400	14,240
	Riberesute Corp.	4,400	32,125
	Ricoh Co., Ltd.	99,500	653,438
	Ricoh Leasing Co., Ltd.	6,700	179,671
	Ride On Express Holdings Co., Ltd.	2,800	60,623
#*	Right On Co., Ltd.	6,500	38,377
	Riken Corp.	3,700	87,996
	Riken Keiki Co., Ltd.	2,900	74,985
	Riken Technos Corp.	18,200	69,424
	Riken Vitamin Co., Ltd.	4,400	64,962
	Ringer Hut Co., Ltd.	2,200	47,540
	Rinnai Corp.	3,100	305,463
	Rion Co., Ltd.	1,800	38,738
	Riso Kagaku Corp.	6,100	73,241
	Riso Kyoiku Co., Ltd.	38,100	111,366
#	Rock Field Co., Ltd.	5,600	76,282
	Rohm Co., Ltd.	9,400	722,737
	Rohto Pharmaceutical Co., Ltd.	11,300	353,272
	Rokko Butter Co., Ltd.	5,300	86,286
	Roland DG Corp.	5,900	72,583
	Rorze Corp.	4,300	191,514
#	Round One Corp.	30,400	238,767
	Royal Holdings Co., Ltd.	12,600	214,099
	Ryobi, Ltd.	12,800	138,360
	Ryoden Corp.	7,100	104,222
	Ryohin Keikaku Co., Ltd.	73,100	1,534,319
	Ryosan Co., Ltd.	8,800	162,797
	Ryoyo Electro Corp.	6,300	173,778
	S Foods, Inc.	6,900	229,809
	Sac’s Bar Holdings, Inc.	8,500	44,096
	Sagami Rubber Industries Co., Ltd.	3,000	33,863
	Saibu Gas Co., Ltd.	10,000	240,448
	Saizeriya Co., Ltd.	3,900	67,694
	Sakai Chemical Industry Co., Ltd.	5,400	99,954
	Sakai Heavy Industries, Ltd.	1,400	31,929
	Sakai Moving Service Co., Ltd.	4,200	189,607
	Sakai Ovex Co., Ltd.	1,700	30,277
	Sakata INX Corp.	18,500	192,724

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sakura Internet, Inc.	5,400	$38,843
	Sala Corp.	25,600	143,489
	SAMTY Co., Ltd.	13,100	207,541
	San Holdings, Inc.	4,000	44,250
	San ju San Financial Group, Inc.	7,790	97,339
	San-A Co., Ltd.	4,900	204,088
	San-Ai Oil Co., Ltd.	26,600	268,197
*	Sanden Holdings Corp.	12,400	41,329
	Sanei Architecture Planning Co., Ltd.	4,100	67,570
	Sangetsu Corp.	10,400	149,882
	San-In Godo Bank, Ltd. (The)	67,200	338,209
#*	Sanix, Inc.	10,400	24,481
	Sanken Electric Co., Ltd.	15,800	505,825
	Sanki Engineering Co., Ltd.	18,200	197,318
	Sanko Gosei, Ltd.	13,400	34,782
	Sanko Metal Industrial Co., Ltd.	1,400	33,583
	Sankyo Co., Ltd.	9,400	239,580
	Sankyo Frontier Co., Ltd.	1,000	37,398
	Sankyo Seiko Co., Ltd.	14,100	56,658
	Sankyo Tateyama, Inc.	10,700	95,006
	Sankyu, Inc.	20,300	727,179
	Sanoh Industrial Co., Ltd.	12,800	74,135
	Sanoyas Holdings Corp.	9,000	13,475
	Sansei Landic Co., Ltd.	4,200	29,089
#	Sansei Technologies, Inc.	2,300	13,064
	Sansha Electric Manufacturing Co., Ltd.	4,500	25,821
	Sanshin Electronics Co., Ltd.	2,900	56,088
	Santen Pharmaceutical Co., Ltd.	18,700	333,159
	Sanwa Holdings Corp.	51,700	589,736
	Sanyo Chemical Industries, Ltd.	5,400	228,840
	Sanyo Denki Co., Ltd.	4,000	176,340
	Sanyo Electric Railway Co., Ltd.	4,800	94,333
	Sanyo Engineering & Construction, Inc.	2,400	16,651
	Sanyo Shokai, Ltd.	4,800	22,738
*	Sanyo Special Steel Co., Ltd.	8,500	83,342
#	Sanyo Trading Co., Ltd.	12,000	110,454
	Sapporo Holdings, Ltd.	35,600	581,310
	Sata Construction Co., Ltd.	4,100	17,480
	Sato Holdings Corp.	13,300	253,254
#	Sato Shoji Corp.	5,200	45,963
#	Satori Electric Co., Ltd.	4,900	35,982
#	Sawada Holdings Co., Ltd.	9,600	84,022
	Sawai Pharmaceutical Co., Ltd.	12,200	588,035
*	Saxa Holdings, Inc.	2,800	37,158
	SB Technology Corp.	4,400	150,022
	SBI Holdings, Inc.	28,100	647,740
	SBS Holdings, Inc.	11,900	271,216
#	Scala, Inc.	11,600	99,940
	SCREEN Holdings Co., Ltd.	6,500	356,027
#	Scroll Corp.	13,800	106,131
	SCSK Corp.	5,900	293,357
	Secom Co., Ltd.	4,500	380,155
#	Seed Co., Ltd.	8,100	47,172
	Sega Sammy Holdings, Inc.	39,600	496,250
	Seibu Holdings, Inc.	63,900	638,866
	Seika Corp.	3,700	44,435
	Seikagaku Corp.	13,000	119,553
	Seikitokyu Kogyo Co., Ltd.	17,800	132,174
	Seiko Epson Corp.	76,400	887,286

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seiko Holdings Corp.	11,400	$143,593
	Seiko PMC Corp.	5,800	36,365
	Seino Holdings Co., Ltd.	35,500	458,744
	Seiren Co., Ltd.	16,000	253,567
	Sekisui Chemical Co., Ltd.	91,100	1,420,096
	Sekisui House, Ltd.	30,200	501,722
	Sekisui Jushi Corp.	9,000	181,736
	Sekisui Kasei Co., Ltd.	11,400	60,837
	Senko Group Holdings Co., Ltd.	58,000	518,697
#	Senshu Electric Co., Ltd.	3,500	97,088
	Senshu Ikeda Holdings, Inc.	104,400	159,529
#	Senshukai Co., Ltd.	11,500	39,274
	SERAKU Co., Ltd.	2,200	41,605
	Seria Co., Ltd.	13,000	500,878
	Seven & I Holdings Co., Ltd.	117,800	3,580,492
	Seven Bank, Ltd.	182,900	419,745
*	SFP Holdings Co., Ltd.	2,400	30,172
	SG Holdings Co., Ltd.	5,800	139,899
	Sharp Corp.	24,400	282,152
	Shibaura Electronics Co., Ltd.	3,500	77,369
	Shibaura Machine Co., Ltd.	8,700	173,626
	Shibaura Mechatronics Corp.	2,600	75,022
	Shibusawa Warehouse Co., Ltd. (The)	4,200	80,001
	Shibuya Corp.	6,000	185,832
*	Shidax Corp.	6,000	14,071
*	SHIFT, Inc.	200	25,382
	Shiga Bank, Ltd. (The)	17,000	367,129
	Shikibo, Ltd.	4,500	39,802
	Shikoku Bank, Ltd. (The)	15,500	105,976
	Shikoku Chemicals Corp.	17,400	191,656
	Shikoku Electric Power Co., Inc.	36,200	260,186
	Shima Seiki Manufacturing, Ltd.	12,900	191,620
	Shimachu Co., Ltd.	15,500	819,285
	Shimadzu Corp.	10,600	303,089
	Shimamura Co., Ltd.	5,300	565,037
	Shimano, Inc.	1,500	343,073
	Shimizu Bank, Ltd. (The)	4,300	68,290
	Shimizu Corp.	115,100	799,180
	Shimojima Co., Ltd.	4,300	54,935
	Shin Nippon Air Technologies Co., Ltd.	2,900	58,661
	Shin Nippon Biomedical Laboratories, Ltd.	5,100	32,634
	Shinagawa Refractories Co., Ltd.	2,700	56,142
	Shindengen Electric Manufacturing Co., Ltd.	3,400	64,796
	Shin-Etsu Chemical Co., Ltd.	11,200	1,495,948
	Shin-Etsu Polymer Co., Ltd.	18,100	161,157
	Shin-Keisei Electric Railway Co., Ltd.	1,000	21,221
	Shinki Bus Co., Ltd.	500	13,414
	Shinko Electric Industries Co., Ltd.	20,800	362,873
	Shinko Shoji Co., Ltd.	17,000	140,521
	Shinmaywa Industries, Ltd.	20,300	157,561
	Shinnihon Corp.	15,800	131,882
	Shinoken Group Co., Ltd.	16,400	162,748
	Shinsei Bank, Ltd.	38,200	459,605
	Shinsho Corp.	2,200	37,400
	Shinwa Co., Ltd.	2,500	45,107
	Shionogi & Co., Ltd.	6,500	306,605
	Ship Healthcare Holdings, Inc.	20,300	963,283
	Shiseido Co., Ltd.	29,500	1,826,257
	Shizuki Electric Co., Inc.	5,100	22,085

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shizuoka Bank, Ltd. (The)	49,800	$334,942
	Shizuoka Gas Co., Ltd.	22,300	196,109
*	Shobunsha Holdings, Inc.	2,300	10,719
	Shoei Co., Ltd.	8,800	267,985
#	Shoei Foods Corp.	2,200	79,854
	Shofu, Inc.	4,000	57,104
*	Shoko Co., Ltd.	2,500	14,413
	Showa Denko K.K.	71,200	1,210,661
#	Showa Sangyo Co., Ltd.	6,200	191,425
	Showa Shinku Co., Ltd.	2,000	26,346
	Sigma Koki Co., Ltd.	2,500	28,119
	SIGMAXYZ, Inc.	4,600	67,143
	Siix Corp.	7,900	93,614
*	Silver Life Co., Ltd.	1,200	22,509
	Sinanen Holdings Co., Ltd.	3,200	92,764
	Sinfonia Technology Co., Ltd.	9,600	104,465
	Sinko Industries, Ltd.	5,800	81,355
	Sintokogio, Ltd.	16,300	112,489
*	SK-Electronics Co., Ltd.	4,400	46,926
	SKY Perfect JSAT Holdings, Inc.	61,300	261,689
#	Skylark Holdings Co., Ltd.	60,800	867,175
	SMC Corp.	500	265,953
	SMK Corp.	1,799	45,830
	SMS Co., Ltd.	24,300	715,444
	Snow Peak, Inc.	1,300	23,010
#	SNT Corp.	13,900	25,768
	Soda Nikka Co., Ltd.	8,400	42,896
	Sodick Co., Ltd.	24,000	178,115
	Softbank Corp.	66,300	771,564
	SoftBank Group Corp.	138,244	9,004,353
#	Softbrain Co., Ltd.	18,000	150,062
#	Softcreate Holdings Corp.	3,200	140,554
	Software Service, Inc.	700	75,422
	Sohgo Security Services Co., Ltd.	3,300	153,763
	Sojitz Corp.	317,200	697,976
	Soken Chemical & Engineering Co., Ltd.	3,000	40,530
	Solasto Corp.	17,500	213,624
	Soliton Systems K.K.	3,100	56,189
	Sompo Holdings, Inc.	25,200	940,864
	Sony Corp.	104,000	8,670,108
	Sony Corp., Sponsored ADR	9,300	778,038
	Sotetsu Holdings, Inc.	12,700	313,416
	Sotoh Co., Ltd.	1,600	14,524
	Space Co., Ltd.	2,550	18,853
	Space Value Holdings Co., Ltd.	17,400	93,909
	Sparx Group Co., Ltd.	61,900	133,569
	SPK Corp.	3,600	42,065
	S-Pool, Inc.	6,500	43,979
	Square Enix Holdings Co., Ltd.	4,200	244,032
	SRA Holdings	5,500	119,580
	ST Corp.	1,100	21,057
	St Marc Holdings Co., Ltd.	7,200	102,622
	Stanley Electric Co., Ltd.	16,000	455,677
	Star Mica Holdings Co., Ltd.	4,000	53,903
	Star Micronics Co., Ltd.	13,000	174,563
	Starts Corp., Inc.	18,000	418,679
	Starzen Co., Ltd.	3,400	126,548
	St-Care Holding Corp.	8,200	51,494
	Stella Chemifa Corp.	4,300	120,382

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Step Co., Ltd.	1,700	$23,644
	Strike Co., Ltd.	2,500	134,299
	Studio Alice Co., Ltd.	5,900	108,871
	Subaru Corp.	37,216	683,024
	Subaru Enterprise Co., Ltd.	600	45,651
	Sugi Holdings Co., Ltd.	4,800	316,968
#	Sugimoto & Co., Ltd.	4,500	87,884
	SUMCO Corp.	73,200	1,116,436
	Sumida Corp.	16,800	131,853
	Suminoe Textile Co., Ltd.	1,600	30,060
#	Sumiseki Holdings, Inc.	15,700	18,845
	Sumitomo Bakelite Co., Ltd.	16,100	455,676
	Sumitomo Chemical Co., Ltd.	321,600	1,052,013
	Sumitomo Corp.	69,600	761,464
	Sumitomo Dainippon Pharma Co., Ltd.	26,200	307,090
	Sumitomo Densetsu Co., Ltd.	7,100	169,100
	Sumitomo Electric Industries, Ltd.	116,500	1,286,168
	Sumitomo Forestry Co., Ltd.	83,700	1,318,491
	Sumitomo Heavy Industries, Ltd.	34,600	741,591
	Sumitomo Metal Mining Co., Ltd.	29,600	920,078
	Sumitomo Mitsui Construction Co., Ltd.	73,020	281,816
	Sumitomo Mitsui Financial Group, Inc.	70,100	1,940,501
	Sumitomo Mitsui Trust Holdings, Inc.	18,100	486,662
	Sumitomo Osaka Cement Co., Ltd.	12,200	371,045
*	Sumitomo Precision Products Co., Ltd.	1,100	20,293
	Sumitomo Realty & Development Co., Ltd.	21,000	561,946
	Sumitomo Riko Co., Ltd.	10,600	54,071
	Sumitomo Rubber Industries, Ltd.	81,195	714,211
	Sumitomo Seika Chemicals Co., Ltd.	4,700	149,617
	Sumitomo Warehouse Co., Ltd. (The)	26,500	309,969
	Sun Frontier Fudousan Co., Ltd.	18,200	146,296
	Suncall Corp.	7,100	28,306
	Sundrug Co., Ltd.	20,300	753,775
	Suntory Beverage & Food, Ltd.	10,000	344,877
	Sun-Wa Technos Corp.	5,500	45,141
	Suruga Bank, Ltd.	44,100	144,019
	Sushiro Global Holdings, Ltd.	17,600	477,777
	Suzuken Co., Ltd.	9,170	331,043
	Suzuki Co., Ltd.	6,500	42,219
	Suzuki Motor Corp.	23,200	996,386
	SWCC Showa Holdings Co., Ltd.	14,200	158,057
	Sysmex Corp.	12,800	1,202,288
#	System Information Co., Ltd.	2,800	31,610
	System Research Co., Ltd.	1,600	24,126
	Systena Corp.	22,600	410,088
	Syuppin Co., Ltd.	8,000	65,273
	T Hasegawa Co., Ltd.	9,500	185,136
	T RAD Co., Ltd.	3,500	41,741
	T&D Holdings, Inc.	73,700	736,563
	T&K Toka Co., Ltd.	7,400	57,724
	Tachibana Eletech Co., Ltd.	6,980	114,303
#	Tachikawa Corp.	4,700	54,861
	Tachi-S Co., Ltd.	12,300	124,275
	Tadano, Ltd.	44,900	343,646
	Taihei Dengyo Kaisha, Ltd.	6,700	144,761
	Taiheiyo Cement Corp.	53,900	1,265,144
	Taiheiyo Kouhatsu, Inc.	4,300	26,022
	Taiho Kogyo Co., Ltd.	7,500	37,932
	Taikisha, Ltd.	5,600	145,839

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiko Bank, Ltd. (The)	3,600	$44,574
	Taisei Corp.	53,700	1,671,032
	Taisei Lamick Co., Ltd.	2,700	69,076
	Taisei Oncho Co., Ltd.	1,400	24,218
	Taisho Pharmaceutical Holdings Co., Ltd.	2,900	174,488
	Taiyo Holdings Co., Ltd.	1,700	89,000
	Taiyo Yuden Co., Ltd.	22,200	821,109
	Takachiho Koheki Co., Ltd.	4,000	36,530
	Takamatsu Construction Group Co., Ltd.	4,400	90,239
#	Takamatsu Machinery Co., Ltd.	1,100	6,722
	Takamiya Co., Ltd.	13,500	70,243
	Takano Co., Ltd.	5,000	28,385
	Takaoka Toko Co., Ltd.	4,200	40,614
	Takara & Co., Ltd.	1,000	19,058
	Takara Bio, Inc.	2,300	62,632
	Takara Holdings, Inc.	7,300	73,586
	Takara Leben Co., Ltd.	56,100	156,602
	Takara Standard Co., Ltd.	16,000	209,836
	Takasago International Corp.	6,300	123,332
	Takasago Thermal Engineering Co., Ltd.	8,200	108,711
	Takashima & Co., Ltd.	1,700	28,132
	Takashimaya Co., Ltd.	46,400	346,841
	Take And Give Needs Co., Ltd.	6,700	32,878
	TAKEBISHI Corp.	3,200	42,633
#	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	3,700	56,943
	Takeda Pharmaceutical Co., Ltd.	51,053	1,577,670
	Takeei Corp.	9,800	95,530
	Takemoto Yohki Co., Ltd.	3,800	39,542
	Takeuchi Manufacturing Co., Ltd.	13,000	283,308
	Takihyo Co., Ltd.	1,900	31,265
	Takisawa Machine Tool Co., Ltd.	2,200	20,354
	Takuma Co., Ltd.	19,100	292,467
#	Tama Home Co., Ltd.	8,900	117,738
	Tamron Co., Ltd.	4,200	62,689
	Tamura Corp.	34,500	163,772
	Tanabe Engineering Corp.	1,500	10,561
	Tanseisha Co., Ltd.	10,850	73,414
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	87,868
	Tayca Corp.	6,000	79,961
	Tazmo Co., Ltd.	900	13,526
	Tbk Co., Ltd.	7,400	29,641
	TBS Holdings, Inc.	12,600	194,575
	TDC Soft, Inc.	3,000	28,671
	TDK Corp.	26,100	3,069,376
	Tear Corp.	3,400	12,804
	TechMatrix Corp.	14,000	298,297
	Techno Ryowa, Ltd.	1,900	16,455
	Techno Smart Corp.	800	6,755
	TechnoPro Holdings, Inc.	12,800	796,128
	Teijin, Ltd.	102,200	1,565,495
	Teikoku Electric Manufacturing Co., Ltd.	4,300	41,808
	Teikoku Sen-I Co., Ltd.	4,500	113,147
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	34,657
	Tekken Corp.	5,200	97,198
	Temairazu, Inc.	700	33,374
	Tenma Corp.	6,600	115,410
	Tenox Corp.	1,200	9,628
	Tenpos Holdings Co., Ltd.	1,100	20,029
	Teraoka Seisakusho Co., Ltd.	1,600	5,879

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Terasaki Electric Co., Ltd.	1,100	$10,417
	Terumo Corp.	40,900	1,505,283
	T-Gaia Corp.	5,800	106,634
	THK Co., Ltd.	23,500	623,805
	Tigers Polymer Corp.	4,400	18,296
	TIS, Inc.	50,800	971,557
	TKC Corp.	2,500	154,926
	Toa Corp.	6,700	52,889
	Toa Corp.	6,900	123,187
	Toa Oil Co., Ltd.	2,900	49,619
	TOA ROAD Corp.	2,300	78,986
	Toagosei Co., Ltd.	46,100	488,087
	Toba, Inc.	400	9,900
	Tobishima Corp.	12,310	125,059
	Tobu Railway Co., Ltd.	16,800	476,723
	TOC Co., Ltd.	18,800	114,615
	Tocalo Co., Ltd.	40,500	403,717
	Tochigi Bank, Ltd. (The)	50,000	86,537
	Toda Corp.	74,500	425,564
*	Toda Kogyo Corp.	2,200	39,160
	Toei Animation Co., Ltd.	4,700	328,811
#	Toei Co., Ltd.	1,800	265,604
#	Toell Co., Ltd.	1,900	13,941
	Toenec Corp.	3,700	120,443
	Togami Electric Manufacturing Co., Ltd.	999	15,533
	Toho Bank, Ltd. (The)	90,800	197,658
	Toho Co., Ltd.	3,000	118,802
#	Toho Co., Ltd.	2,400	41,207
	Toho Gas Co., Ltd.	6,000	309,731
	Toho Holdings Co., Ltd.	23,400	432,749
	Toho Titanium Co., Ltd.	16,000	95,888
#*	Toho Zinc Co., Ltd.	6,400	125,448
	Tohoku Bank, Ltd. (The)	4,300	42,421
	Tohoku Electric Power Co., Inc.	38,400	338,807
	Tohoku Steel Co., Ltd.	1,200	16,499
	Tohokushinsha Film Corp.	4,700	29,852
#	Tohto Suisan Co., Ltd.	600	22,352
	Tokai Carbon Co., Ltd.	73,000	828,635
	Tokai Corp.	5,200	101,439
	TOKAI Holdings Corp.	56,900	563,625
	Tokai Rika Co., Ltd.	23,300	365,131
	Tokai Tokyo Financial Holdings, Inc.	87,600	225,545
	Token Corp.	2,200	165,562
	Tokio Marine Holdings, Inc.	22,400	1,001,162
	Tokushu Tokai Paper Co., Ltd.	4,100	171,232
	Tokuyama Corp.	27,977	623,514
*	Tokyo Base Co., Ltd.	5,400	20,822
	Tokyo Century Corp.	13,800	676,592
	Tokyo Dome Corp.	38,600	308,741
*	Tokyo Electric Power Co. Holdings, Inc.	140,100	361,511
	Tokyo Electron Device, Ltd.	3,000	88,151
	Tokyo Electron, Ltd.	10,000	2,684,108
	Tokyo Energy & Systems, Inc.	10,400	79,996
	Tokyo Gas Co., Ltd.	25,100	568,754
	Tokyo Individualized Educational Institute, Inc.	6,100	33,865
	Tokyo Keiki, Inc.	4,900	40,563
	Tokyo Kiraboshi Financial Group, Inc.	12,200	133,069
	Tokyo Ohka Kogyo Co., Ltd.	4,700	278,286
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	9,362

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Rakutenchi Co., Ltd.	700	$29,103
*	Tokyo Rope Manufacturing Co., Ltd.	5,600	25,498
#	Tokyo Sangyo Co., Ltd.	7,700	38,186
	Tokyo Seimitsu Co., Ltd.	13,500	455,510
	Tokyo Steel Manufacturing Co., Ltd.	13,900	88,456
	Tokyo Tatemono Co., Ltd.	59,500	684,321
	Tokyo Tekko Co., Ltd.	4,000	73,273
#	Tokyo Theatres Co., Inc.	3,400	39,770
	Tokyotokeiba Co., Ltd.	5,200	258,858
	Tokyu Construction Co., Ltd.	49,300	216,952
	Tokyu Corp.	26,000	308,481
	Tokyu Fudosan Holdings Corp.	190,000	830,265
	Tokyu Recreation Co., Ltd.	1,000	47,140
	Toli Corp.	17,400	40,701
	Tomato Bank, Ltd.	3,000	28,652
#	Tomen Devices Corp.	1,300	44,405
#	Tomoe Corp.	9,200	30,443
#	Tomoe Engineering Co., Ltd.	3,200	59,561
*	Tomoegawa Co., Ltd.	1,600	13,984
	Tomoku Co., Ltd.	4,500	70,988
	TOMONY Holdings, Inc.	72,000	217,029
	Tomy Co., Ltd.	38,521	337,018
	Tonami Holdings Co., Ltd.	2,400	128,811
	Topcon Corp.	41,000	408,750
#	Toppan Forms Co., Ltd.	23,000	220,678
	Toppan Printing Co., Ltd.	36,120	459,316
	Topre Corp.	17,100	171,885
*	Topy Industries, Ltd.	6,000	62,744
	Toray Industries, Inc.	217,800	985,524
	Torex Semiconductor, Ltd.	2,800	34,606
	Toridoll Holdings Corp.	23,600	299,093
	Torigoe Co., Ltd. (The)	6,600	63,820
	Torii Pharmaceutical Co., Ltd.	6,300	178,871
	Torikizoku Co., Ltd.	1,700	24,991
	Torishima Pump Manufacturing Co., Ltd.	8,500	64,109
	Tosei Corp.	11,100	111,229
	Toshiba Corp.	14,600	369,319
	Toshiba TEC Corp.	10,800	432,407
	Tosho Co., Ltd.	5,300	61,531
	Tosoh Corp.	57,600	933,675
	Totech Corp.	1,300	28,723
	Totetsu Kogyo Co., Ltd.	8,800	228,681
	TOTO, Ltd.	6,399	292,149
	Totoku Electric Co., Ltd.	1,400	31,003
	Tottori Bank, Ltd. (The)	4,100	43,618
	Toukei Computer Co., Ltd.	500	20,835
#	Tow Co., Ltd.	17,200	46,183
	Towa Bank, Ltd. (The)	14,000	92,177
	Towa Corp.	3,300	38,161
	Towa Pharmaceutical Co., Ltd.	16,200	300,035
	Toyo Construction Co., Ltd.	45,200	173,049
	Toyo Corp.	9,100	82,761
	Toyo Denki Seizo K.K.	3,000	31,734
*	Toyo Engineering Corp.	12,100	35,485
#	Toyo Gosei Co., Ltd.	1,700	166,931
	Toyo Ink SC Holdings Co., Ltd.	16,400	304,716
	Toyo Kanetsu K.K.	3,400	72,773
	Toyo Logistics Co., Ltd.	10,200	31,521
	Toyo Machinery & Metal Co., Ltd.	6,400	24,328

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Securities Co., Ltd.	30,100	$33,293
	Toyo Seikan Group Holdings, Ltd.	32,100	299,892
	Toyo Suisan Kaisha, Ltd.	4,100	204,040
	Toyo Tanso Co., Ltd.	4,900	82,675
	Toyo Tire Corp.	49,400	732,834
	Toyo Wharf & Warehouse Co., Ltd.	2,300	31,338
	Toyobo Co., Ltd.	54,300	723,952
	Toyoda Gosei Co., Ltd.	17,700	449,844
	Toyota Boshoku Corp.	32,500	472,089
	Toyota Industries Corp.	7,400	478,213
#	Toyota Motor Corp., Sponsored ADR	10,100	1,326,029
	Toyota Motor Corp.	226,064	14,840,365
	Toyota Tsusho Corp.	26,100	728,328
	TPR Co., Ltd.	10,600	126,929
*	Traders Holdings Co., Ltd.	4,960	19,188
	Trancom Co., Ltd.	5,200	373,640
#	Transaction Co., Ltd.	2,000	17,524
	Trend Micro, Inc.	17,500	980,264
	Tri Chemical Laboratories, Inc.	1,700	204,149
#	Trinity Industrial Corp.	2,000	12,989
	Trusco Nakayama Corp.	12,400	319,781
	TS Tech Co., Ltd.	13,307	368,321
	TSI Holdings Co., Ltd.	27,900	65,481
	Tsubaki Nakashima Co., Ltd.	23,900	176,770
	Tsubakimoto Chain Co.	12,200	270,898
	Tsubakimoto Kogyo Co., Ltd.	1,700	54,240
*	Tsudakoma Corp.	1,400	11,510
	Tsugami Corp.	16,000	223,195
	Tsukada Global Holdings, Inc.	9,500	21,986
	Tsukishima Kikai Co., Ltd.	12,100	144,214
	Tsukuba Bank, Ltd.	43,500	73,601
	Tsukui Holdings Corp.	32,700	163,401
	Tsumura & Co.	11,000	322,865
	Tsuruha Holdings, Inc.	4,600	644,115
	Tsurumi Manufacturing Co., Ltd.	7,600	128,102
	Tsutsumi Jewelry Co., Ltd.	2,700	60,652
#	Tsuzuki Denki Co., Ltd.	1,500	22,879
	TV Asahi Holdings Corp.	11,400	172,236
	Tv Tokyo Holdings Corp.	2,700	60,197
	TYK Corp.	8,500	26,403
	UACJ Corp.	16,100	255,041
	Ube Industries, Ltd.	51,400	882,432
	Ubicom Holdings, Inc.	1,500	38,805
	Uchida Yoko Co., Ltd.	2,500	123,403
	Ulvac, Inc.	11,200	410,249
	Unicharm Corp.	8,100	374,794
*	Uniden Holdings Corp.	2,500	47,610
#	UNIMAT Retirement Community Co., Ltd.	3,300	30,219
	Union Tool Co.	2,700	79,804
	Unipres Corp.	20,600	159,571
	United Arrows, Ltd.	7,300	99,130
	United Super Markets Holdings, Inc.	22,700	244,189
	UNITED, Inc.	5,100	70,101
*	Unitika, Ltd.	25,100	82,711
*	Universal Entertainment Corp.	6,000	102,322
#	Urbanet Corp. Co., Ltd.	8,600	21,193
	Usen-Next Holdings Co., Ltd.	1,800	23,133
	Ushio, Inc.	41,400	462,465
	USS Co., Ltd.	21,500	393,247

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	UT Group Co., Ltd.	7,800	$243,039
	Utoc Corp.	5,300	23,812
#*	UUUM, CO., Ltd.	2,200	38,268
#	V Technology Co., Ltd.	3,500	149,943
	Valor Holdings Co., Ltd.	20,000	492,699
	Valqua, Ltd.	5,600	93,889
	Value HR Co., Ltd.	1,600	24,994
	ValueCommerce Co., Ltd.	5,400	171,095
	V-Cube, Inc.	2,200	48,443
#*	Vector, Inc.	10,300	87,800
	Vertex Corp.	3,940	61,204
*	VIA Holdings, Inc.	7,400	18,885
*	Village Vanguard Co., Ltd.	1,700	17,000
*	Vision, Inc.	5,700	49,476
#*	Visionary Holdings Co., Ltd.	3,650	11,118
	Vital KSK Holdings, Inc.	20,400	183,576
	VT Holdings Co., Ltd.	47,400	166,438
	Wacoal Holdings Corp.	19,300	349,848
	Wacom Co., Ltd.	55,500	364,858
	Wakachiku Construction Co., Ltd.	5,600	62,276
	Wakita & Co., Ltd.	15,800	163,559
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	81,537
#	Waseda Academy Co., Ltd.	1,400	12,968
	Watahan & Co., Ltd.	8,600	108,036
#	WATAMI Co., Ltd.	7,200	65,780
	Watts Co., Ltd.	4,800	36,441
#	Wavelock Holdings Co., Ltd.	2,200	14,877
	WDB Holdings Co., Ltd.	2,700	78,391
	Weathernews, Inc.	1,500	79,224
	Welcia Holdings Co., Ltd.	12,200	478,134
#	Wellnet Corp.	4,000	20,628
	West Holdings Corp.	7,500	256,234
	West Japan Railway Co.	7,300	313,150
#	Will Group, Inc.	6,900	51,355
	WIN-Partners Co., Ltd.	5,300	54,524
	Wood One Co., Ltd.	3,200	34,924
	Workman Co., Ltd.	1,600	141,872
	World Co., Ltd.	1,400	17,775
	World Holdings Co., Ltd.	4,300	87,281
	Wowow, Inc.	1,400	36,910
	Xebio Holdings Co., Ltd.	12,400	80,976
#	YAC Holdings Co., Ltd.	2,400	14,172
*	Yachiyo Industry Co., Ltd.	2,600	11,520
	Yagi & Co., Ltd.	1,400	19,131
	Yahagi Construction Co., Ltd.	10,400	83,617
	Yaizu Suisankagaku Industry Co., Ltd.	2,800	26,292
	Yakult Honsha Co., Ltd.	4,000	193,572
	YAKUODO Holdings Co., Ltd.	3,300	80,873
	YAMABIKO Corp.	14,000	175,643
	YAMADA Consulting Group Co., Ltd.	4,000	38,502
	Yamada Holdings Co., Ltd.	74,188	361,726
	Yamagata Bank, Ltd. (The)	10,900	134,587
	Yamaguchi Financial Group, Inc.	77,100	501,533
	Yamaha Corp.	2,500	118,513
	Yamaha Motor Co., Ltd.	58,700	839,294
	Yamaichi Electronics Co., Ltd.	10,400	133,352
#	YA-MAN, Ltd.	8,700	123,807
	Yamanashi Chuo Bank, Ltd. (The)	11,800	96,171
	Yamashina Corp.	25,000	15,615

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	4,800	$62,590
	Yamato Corp.	7,100	48,562
	Yamato Holdings Co., Ltd.	17,300	457,939
	Yamato International, Inc.	5,400	16,517
	Yamato Kogyo Co., Ltd.	18,300	439,477
	Yamaura Corp.	2,400	20,639
	Yamaya Corp.	1,800	36,304
	Yamazaki Baking Co., Ltd.	19,200	315,376
	Yamazawa Co., Ltd.	1,300	21,291
	Yamazen Corp.	23,400	229,326
	Yaoko Co., Ltd.	6,800	481,317
	Yashima Denki Co., Ltd.	5,500	47,886
	Yaskawa Electric Corp.	6,800	264,410
	Yasuda Logistics Corp.	6,700	59,898
	Yasunaga Corp.	3,400	32,876
	Yellow Hat, Ltd.	15,300	251,108
	Yodogawa Steel Works, Ltd.	9,500	178,330
	Yokogawa Bridge Holdings Corp.	11,600	205,326
	Yokogawa Electric Corp.	32,600	479,264
	Yokohama Reito Co., Ltd.	21,300	172,264
	Yokohama Rubber Co., Ltd. (The)	61,400	881,973
	Yokowo Co., Ltd.	8,200	207,435
	Yomeishu Seizo Co., Ltd.	3,500	60,036
#	Yomiuri Land Co., Ltd.	2,199	91,347
	Yondenko Corp.	1,700	36,583
	Yondoshi Holdings, Inc.	4,600	78,342
	Yorozu Corp.	9,900	106,918
	Yoshinoya Holdings Co., Ltd.	15,100	277,561
	Yotai Refractories Co., Ltd.	6,300	47,019
	Yuasa Trading Co., Ltd.	7,100	202,271
	Yuken Kogyo Co., Ltd.	1,100	15,114
#	Yumeshin Holdings Co., Ltd.	15,700	110,175
	Yurtec Corp.	15,000	90,765
	Yushiro Chemical Industry Co., Ltd.	3,700	45,740
	Z Holdings Corp.	140,000	976,228
	Zaoh Co., Ltd.	2,500	33,142
	Zenitaka Corp. (The)	1,000	44,796
	Zenkoku Hosho Co., Ltd.	15,900	627,063
	Zenrin Co., Ltd.	12,400	136,235
	Zensho Holdings Co., Ltd.	21,377	499,561
	Zeon Corp.	37,000	450,158
	ZIGExN Co., Ltd.	21,400	63,674
	ZOZO, Inc.	23,100	585,998
	Zuiko Corp.	4,400	43,961

TOTAL JAPAN			530,794,720

MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	120,801	109,027
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	43,807
#	Aeon Co. M Bhd	303,900	50,531
	AEON Credit Service M Bhd	49,149	107,896
	AFFIN Bank Bhd	158,425	52,187
*	AirAsia Group Bhd	642,400	85,058
*	AirAsia X Bhd	882,200	7,421
	Alliance Bank Malaysia Bhd	373,600	196,173
	Allianz Malaysia Bhd	20,500	65,058
	AMMB Holdings Bhd	421,600	289,330
*	Ann Joo Resources Bhd	119,300	17,848
	Astro Malaysia Holdings Bhd	298,900	52,542

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Axiata Group Bhd	277,490	$195,674
	Batu Kawan Bhd	7,200	26,203
#*	Berjaya Assets Bhd	176,800	11,269
*	Berjaya Corp. Bhd	1,184,701	54,126
*	Berjaya Land Bhd	333,000	14,042
	Berjaya Sports Toto Bhd	349,668	159,155
*	Bermaz Auto Bhd	285,700	80,052
	BIMB Holdings Bhd	139,700	105,660
*	Boustead Holdings Bhd	152,600	20,955
*	Boustead Plantations Bhd	196,420	22,230
	British American Tobacco Malaysia Bhd	38,700	94,269
*	Bumi Armada Bhd	1,207,700	64,265
	Bursa Malaysia Bhd	196,350	380,673
	Cahya Mata Sarawak Bhd	284,300	74,006
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	179,247
	CB Industrial Product Holding Bhd	88,300	18,686
	CIMB Group Holdings Bhd	479,097	340,029
*	Cypark Resources Bhd	120,300	23,423
	D&O Green Technologies Bhd	241,100	64,571
*	Dagang NeXchange Bhd	236,200	9,990
	Datasonic Group Bhd	515,000	63,885
*	Dayang Enterprise Holdings Bhd	125,400	22,713
	Dialog Group Bhd	178,600	159,066
	DiGi.Com Bhd	287,200	260,558
#	DRB-Hicom Bhd	381,000	174,351
	Dufu Technology Corp. Bhd	55,200	42,067
	Dutch Lady Milk Industries Bhd	4,500	37,458
	Eastern & Oriental Bhd	259,375	22,511
#*	Eco World Development Group Bhd	443,900	40,620
*	Eco World International Bhd	84,700	7,541
	Ekovest BHD	528,900	59,814
#	FGV Holdings Bhd	451,400	115,253
	Formosa Prosonic Industries BHD	55,700	21,224
	Fraser & Neave Holdings Bhd	24,500	186,334
	Frontken Corp. Bhd	331,900	280,852
#	Gabungan AQRS Bhd	101,592	14,668
	Gadang Holdings Bhd	266,950	23,803
	Gamuda Bhd	546,640	438,114
#	Gas Malaysia Bhd	64,000	41,580
#	Genting Bhd	346,200	246,792
	Genting Malaysia Bhd	356,100	171,452
	Genting Plantations Bhd	26,200	61,906
	George Kent Malaysia Bhd	206,750	33,354
	Globetronics Technology Bhd	172,866	118,735
	Guan Chong Bhd	91,800	62,603
	Hai-O Enterprise Bhd	71,300	34,189
	HAP Seng Consolidated Bhd	44,100	77,773
	Hartalega Holdings Bhd	128,300	556,544
	Heineken Malaysia Bhd	36,100	156,467
*	Hengyuan Refining Co. Bhd	64,400	40,839
	HeveaBoard Bhd	130,500	15,713
	Hiap Teck Venture Bhd	299,100	13,331
*	Hibiscus Petroleum Bhd	181,200	20,134
	Hong Leong Bank Bhd	33,080	117,919
	Hong Leong Financial Group Bhd	42,578	144,707
	Hong Leong Industries Bhd	19,300	34,647
	Hup Seng Industries Bhd	13,200	2,908
	IHH Healthcare Bhd	36,800	44,045
	IJM Corp. Bhd	910,500	293,585

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Inari Amertron Bhd	750,425	$459,284
	Insas Bhd	250,900	44,685
	IOI Corp. Bhd	83,000	85,948
	IOI Properties Group Bhd	379,625	78,631
#*	Iskandar Waterfront City Bhd	224,600	25,680
#*	JAKS Resources Bhd	219,300	22,714
*	Jaya Tiasa Holdings Bhd	210,000	36,247
	Kerjaya Prospek Group Bhd	105,989	23,083
*	KNM Group Bhd	1,052,620	38,136
	Kossan Rubber Industries	197,000	355,950
	KPJ Healthcare Bhd	463,600	94,919
#*	KSL Holdings Bhd	135,319	14,993
	Kuala Lumpur Kepong Bhd	9,711	49,535
	Land & General Bhd	399,300	8,194
*	LBS Bina Group Bhd	262,835	23,072
	Lii Hen Industries Bhd	74,300	71,187
	Lingkaran Trans Kota Holdings Bhd	42,500	39,927
Ω	Lotte Chemical Titan Holding Bhd	32,000	16,031
#	LPI Capital Bhd	40,440	124,334
	Magni-Tech Industries Bhd	146,900	81,846
	Magnum Bhd	254,015	122,283
	Mah Sing Group Bhd	553,875	121,479
	Malakoff Corp. Bhd	281,900	62,776
	Malayan Banking Bhd	209,365	352,493
#	Malayan Flour Mills Bhd	308,600	42,748
	Malaysia Airports Holdings Bhd	346,300	348,628
#	Malaysia Building Society Bhd	742,417	87,591
	Malaysian Pacific Industries Bhd	55,600	294,862
	Malaysian Resources Corp. Bhd	652,100	58,849
	Matrix Concepts Holdings Bhd	227,266	87,004
	Maxis Bhd	156,200	180,418
	MBM Resources BHD	57,700	36,700
	Mega First Corp. Bhd	80,700	135,202
	MISC Bhd	127,100	201,617
	MKH Bhd	100,700	28,818
	MMC Corp. Bhd	187,200	32,506
	MNRB Holdings Bhd	182,774	37,881
#	Muda Holdings Bhd	76,500	29,681
*	Muhibbah Engineering M Bhd	129,500	22,745
*	Mulpha International Bhd	39,460	11,782
	My EG Services Bhd	65,900	21,804
	Nestle Malaysia Bhd	4,900	164,298
#	NTPM Holdings Bhd	104,000	18,113
*	OCK Group Bhd	171,300	16,508
#	Oriental Holdings BHD	127,200	155,355
#	OSK Holdings Bhd	472,550	84,759
	Padini Holdings Bhd	116,700	58,460
	Panasonic Manufacturing Malaysia Bhd	2,400	16,266
#	Paramount Corp. Bhd	146,300	25,021
	Pentamaster Corp. Bhd	164,473	199,438
#	Petron Malaysia Refining & Marketing Bhd	47,500	34,885
	Petronas Chemicals Group Bhd	185,200	260,951
	Petronas Dagangan Bhd	29,500	122,316
	Petronas Gas Bhd	43,200	163,881
	PIE Industrial Bhd	20,300	8,359
*	Pos Malaysia Bhd	180,800	40,908
	PPB Group Bhd	69,820	316,070
#	Press Metal Aluminium Holdings Bhd	265,800	351,537
	Public Bank Bhd	378,700	1,374,009

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	QL Resources Bhd	233,025	$353,192
	Ranhill Utilities Bhd	90,294	18,459
	RCE Capital Bhd	65,800	30,082
*	Revenue Group Bhd	71,400	18,405
	RGB International Bhd	325,257	9,009
#	RHB Bank Bhd	165,757	168,701
	Sam Engineering & Equipment M Bhd	10,100	15,203
#*	Sapura Energy Bhd	3,636,500	88,081
	Sarawak Oil Palms Bhd	50,500	42,756
	Scientex Bhd	101,200	289,555
	Serba Dinamik Holdings Bhd	328,220	120,992
	Shangri-La Hotels Malaysia Bhd	17,500	16,734
	Sime Darby Bhd	488,370	283,273
#	Sime Darby Plantation Bhd	70,470	82,072
	Sime Darby Property Bhd	262,670	34,124
#	SKP Resources Bhd	237,000	100,334
	SP Setia Bhd Group	440,579	73,250
*	Sumatec Resources Bhd	822,800	376
	Sunway Bhd	412,654	133,173
	Sunway Construction Group Bhd	116,690	50,921
#*	Supermax Corp. Bhd	65,584	149,698
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	112,792
	Ta Ann Holdings Bhd	100,580	63,730
#	TA Enterprise Bhd	384,000	56,850
*	TA Global Bhd	228,100	14,542
	Taliworks Corp. Bhd	68,666	13,394
	Telekom Malaysia Bhd	176,900	178,317
	Tenaga Nasional Bhd	135,900	311,944
	Thong Guan Industries Bhd	59,400	42,614
	TIME dotCom Bhd	49,000	151,831
	Top Glove Corp. Bhd	505,800	1,043,223
*	Tropicana Corp. Bhd	265,516	52,083
	TSH Resources Bhd	21,300	4,803
#	Uchi Technologies Bhd	83,700	52,598
#	UEM Edgenta Bhd	74,800	33,806
*	UEM Sunrise Bhd	699,100	62,340
	UMW Holdings Bhd	137,700	72,960
	United Plantations Bhd	7,600	26,348
	UOA Development Bhd	310,300	111,258
*	Velesto Energy Bhd	1,107,073	30,795
	ViTrox Corp. Bhd	45,900	156,906
*	Vizione Holdings Bhd	186,600	18,024
	VS Industry Bhd	363,924	205,212
	Wah Seong Corp. Bhd	116,881	10,987
*	WCT Holdings Bhd	360,621	31,750
#	Wellcall Holdings Bhd	53,700	13,582
	Westports Holdings Bhd	170,000	159,462
	Widad Group Bhd	96,800	15,585
	Yinson Holdings Bhd	126,700	139,635
*	YNH Property Bhd	124,837	84,415
*	YTL Corp. Bhd	1,268,650	221,517
*	YTL Power International Bhd	249,587	38,470

TOTAL MALAYSIA			20,309,018

MEXICO — (0.7%)
	ALEATICA S.A.B. de C.V.	5,854	5,522
	Alfa S.A.B. de C.V., Class A	1,784,541	1,192,975
#	Alpek S.A.B. de C.V.	245,078	184,749
#*	Alsea S.A.B. de C.V.	251,622	218,745

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
#	America Movil S.A.B. de C.V.	1,780,639	$1,082,075
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	28,021	334,010
	Arca Continental S.A.B. de C.V.	65,332	284,903
*	Axtel S.A.B. de C.V.	499,613	187,018
#*Ω	Banco del Bajio SA	90,250	74,841
#	Becle S.A.B. de C.V.	43,768	92,379
#	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	424,443
#	Cemex S.A.B. de C.V.	4,106,589	1,695,954
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	30,312
#	Coca-Cola Femsa S.A.B. de C.V.	55,325	210,564
*	Consorcio ARA S.A.B. de C.V.	330,697	39,912
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	32,670
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	132,904	103,634
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	147,273	237,939
*	Credito Real S.A.B. de C.V. SOFOM ER	84,592	43,868
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	31,272	84,285
*Ω	Elementia S.A.B. de C.V.	21,051	11,115
#*	Empresas ICA S.A.B. de C.V.	42,400	179
	Fomento Economico Mexicano S.A.B. de C.V.	71,227	383,175
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	267	14,357
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	352,628	314,533
*	Gentera S.A.B. de C.V.	444,917	104,876
#	Gruma S.A.B. de C.V., Class B	72,377	772,479
*	Grupo Aeromexico S.A.B. de C.V.	110,715	22,235
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	152,098	686,938
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,600	133,088
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	89,797	747,620
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	500	57,675
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	18,655	216,421
#	Grupo Bimbo S.A.B. de C.V., Class A	322,397	623,166
*	Grupo Carso S.A.B. de C.V.	73,190	135,915
	Grupo Cementos de Chihuahua S.A.B. de C.V.	43,340	218,585
	Grupo Comercial Chedraui S.A. de C.V.	156,209	198,838
#	Grupo Elektra S.A.B. de C.V.	11,994	682,089
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	395,606	1,764,340
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	344,293	255,158
*	Grupo GICSA SAB de CV	30,415	4,502
#	Grupo Herdez S.A.B. de C.V.	95,986	170,916
#*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	11,393
*	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	7,122
#	Grupo Lala S.A.B. de C.V.	119,465	73,217
#	Grupo Mexico S.A.B. de C.V., Class B	558,959	1,593,751
#	Grupo Rotoplas S.A.B. de C.V.	68,876	60,071
	Grupo Sanborns S.A.B. de C.V.	66,549	57,650
	Grupo Simec S.A.B. de C.V., Class B	33,392	100,751
*	Grupo Televisa S.A.B., Sponsored ADR	14,900	94,764
#*	Grupo Televisa S.A.B.	386,721	492,255
*Ω	Grupo Traxion S.A.B. de C.V.	22,758	17,596
*	Hoteles City Express S.A.B. de C.V.	174,099	44,322
#	Industrias Bachoco S.A.B. de C.V., Class B	81,572	253,544
	Industrias CH S.A.B. de C.V., Class B	75,560	302,789
	Industrias Penoles S.A.B. de C.V.	46,616	744,573
#*	Infraestructura Energetica Nova S.A.B. de C.V.	36,711	122,742
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	246,708	368,466
#	La Comer S.A.B. de C.V.	265,377	484,801
	Megacable Holdings S.A.B. de C.V.	250,576	793,848
#*	Minera Frisco S.A.B. de C.V., Class A1	129,447	24,411
#*	Minera Frisco S.A.B. de C.V., Class A2	177,993	33,481
Ω	Nemak S.A.B. de C.V.	174,592	53,584

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. S.A.B. de C.V.	473,286	$840,966
*	Organizacion Cultiba S.A.B. de C.V.	15,310	10,480
*	Organizacion Soriana S.A.B. de C.V., Class B	50,685	38,614
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	41,524	273,969
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	5,373	26,204
	Qualitas Controladora S.A.B. de C.V.	54,504	218,437
#*	Regional S.A.B. de C.V.	114,430	310,682
#*	Telesites S.A.B. de C.V.	347,607	320,707
*	Unifin Financiera S.A.B. de C.V.	78,031	67,688
*	Vitro S.A.B. de C.V., Class A	28,118	33,405
#	Wal-Mart de Mexico S.A.B. de C.V.	194,783	471,634

TOTAL MEXICO			22,426,915

NETHERLANDS — (2.2%)
	Aalberts NV	39,671	1,330,927
*Ω	ABN AMRO Bank NV	66,574	546,856
*	Accell Group NV	9,606	259,401
*Ω	Adyen NV	542	910,963
#	Aegon NV	498,837	1,341,880
#	Aegon NV	30,373	82,007
	Akzo Nobel NV	13,811	1,328,424
*	Altice Europe NV	109,634	539,033
*	Altice Europe NV, Class B	4,940	24,390
	AMG Advanced Metallurgical Group NV	10,033	180,602
	Amsterdam Commodities NV	6,867	143,109
	APERAM SA	20,698	555,465
*	Arcadis NV	34,597	803,930
#*	ArcelorMittal SA	71,851	974,301
*	ArcelorMittal SA	15,658	212,949
	ASM International NV	11,352	1,621,415
	ASML Holding NV	4,870	1,761,980
	ASML Holding NV	20,610	7,444,538
	ASR Nederland NV	63,567	1,928,971
*Ω	Basic-Fit NV	8,181	198,490
	BE Semiconductor Industries NV	42,901	1,728,641
*	Beter Bed Holding NV	7,231	31,105
*	Boskalis Westminster	36,680	737,584
#*	Brunel International NV	5,294	37,534
	Coca-Cola European Partners P.L.C.	37,132	1,324,142
	Corbion NV	23,371	1,061,456
Ω	Flow Traders	20,804	681,907
	ForFarmers NV	21,424	125,249
#*	Fugro NV	31,698	120,969
*Ω	GrandVision NV	18,748	521,169
*	Heijmans NV	12,081	102,386
	Heineken NV	18,386	1,627,484
*	Hunter Douglas NV	2,658	153,481
	IMCD NV	10,389	1,202,433
#*	ING Groep NV, Sponsored ADR	6,500	44,330
*	ING Groep NV	224,048	1,534,665
Ω	Intertrust NV	28,250	438,014
*	Kendrion NV	7,480	134,272
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	24,160
	Koninklijke Ahold Delhaize NV	261,210	7,161,265
*	Koninklijke BAM Groep NV	128,215	158,891
	Koninklijke DSM NV	26,695	4,269,264
	Koninklijke KPN NV	1,192,526	3,220,750
*	Koninklijke Philips NV	48,733	2,257,154
	Koninklijke Vopak NV	28,028	1,455,673

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*Ω	Lucas Bols NV	3,091	$26,452
	Nedap N.V.	2,486	129,179
	NN Group NV	38,945	1,355,322
*	OCI NV	14,303	171,232
*	Ordina NV	39,907	107,407
*	PostNL NV	126,242	418,710
	Prosus N.V.	19,753	1,972,060
*	Randstad NV	50,329	2,511,242
#	SBM Offshore NV	66,728	1,078,337
#*	SIF Holding NV	4,117	70,690
*Ω	Signify NV	62,789	2,228,716
*	Sligro Food Group NV	9,932	142,091
	TKH Group NV	22,919	737,963
*	TomTom NV	29,599	198,870
	Unilever NV	66,112	3,739,295
#	Unilever NV	32,435	1,828,482
	Van Lanschot Kempen NV	6,150	123,094
	Wolters Kluwer NV	38,178	3,091,145

TOTAL NETHERLANDS			72,273,896

NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd. (The)	106,585	1,032,081
*	Air New Zealand, Ltd.	325,719	305,467
#	Arvida Group, Ltd.	35,313	40,821
*	Auckland International Airport, Ltd.	81,564	377,305
*	CBL Corp., Ltd.	591	0
	Chorus, Ltd.	203,529	1,131,778
	Contact Energy, Ltd.	68,094	331,978
	EBOS Group, Ltd.	31,340	533,451
	Fisher & Paykel Healthcare Corp., Ltd.	59,804	1,383,529
*	Fletcher Building, Ltd.	202,087	547,277
	Fletcher Building, Ltd.	2,494	6,776
#	Fonterra Co-operative Group, Ltd.	17,724	54,043
	Freightways, Ltd.	48,255	267,793
	Genesis Energy, Ltd.	100,941	206,880
#	Gentrack Group, Ltd.	12,157	9,734
	Hallenstein Glasson Holdings, Ltd.	20,188	81,786
	Heartland Group Holdings, Ltd.	222,764	197,305
	Infratil, Ltd.	156,777	561,417
	Investore Property, Ltd.	56,506	83,284
*	Kathmandu Holdings, Ltd.	197,467	152,206
	Mainfreight, Ltd.	22,019	785,131
	Mercury NZ, Ltd.	54,040	191,051
	Meridian Energy, Ltd.	55,750	195,394
*	Metlifecare, Ltd.	87,993	349,086
#	NEW Zealand King Salmon Investments, Ltd.	10,005	11,044
*	New Zealand Refining Co., Ltd. (The)	73,105	27,099
*	NZME, Ltd.	54,459	21,484
#	NZX, Ltd.	92,047	104,621
	Oceania Healthcare, Ltd.	86,906	77,442
	Port of Tauranga, Ltd.	40,233	192,535
*	Pushpay Holdings, Ltd.	6,700	40,302
*	Restaurant Brands New Zealand, Ltd.	9,961	78,145
	Ryman Healthcare, Ltd.	41,222	381,472
	Sanford, Ltd.	20,591	75,559
	Scales Corp., Ltd.	44,784	150,050
#*	Serko, Ltd.	5,481	17,813
	Skellerup Holdings, Ltd.	53,156	108,221
*	SKY Network Television, Ltd.	509,053	50,090

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	SKYCITY Entertainment Group, Ltd.	324,190	$599,859
	Spark New Zealand, Ltd.	305,119	905,491
	Steel & Tube Holdings, Ltd.	32,029	12,899
	Summerset Group Holdings, Ltd.	99,575	684,234
*	Synlait Milk, Ltd.	13,419	47,243
*	Tourism Holdings, Ltd.	35,268	52,177
*	TOWER, Ltd.	89,887	33,857
#	Trustpower, Ltd.	10,678	49,965
	Turners Automotive Group, Ltd.	21,827	37,959
	Vector, Ltd.	29,600	82,176
*	Vista Group International, Ltd.	337	335
	Warehouse Group, Ltd. (The)	20,901	32,992
	Z Energy, Ltd.	144,152	269,385

TOTAL NEW ZEALAND			12,970,022

NORWAY — (0.5%)
	ABG Sundal Collier Holding ASA	238,000	127,002
#*	Adevinta ASA, Class B	2,582	39,965
	AF Gruppen ASA	7,537	122,465
*	Akastor ASA	63,364	45,743
	Aker ASA, Class A	4,077	164,140
#	Aker BP ASA	20,632	321,309
*	Aker Carbon Capture A/S	39,147	28,868
*	Aker Solutions ASA	52,196	51,074
	American Shipping Co. ASA	18,446	53,697
*	Atea ASA	33,779	392,472
	Austevoll Seafood ASA	40,040	272,733
#Ω	Avance Gas Holding, Ltd.	16,815	48,015
*	Axactor SE	56,980	43,624
*	B2Holding ASA	130,088	84,771
*	Bakkafrost P/F	2,401	137,353
	Bonheur ASA	8,451	178,787
	Borregaard ASA	42,001	562,632
#*	BW Energy, Ltd.	11,397	17,665
Ω	BW LPG, Ltd.	35,590	155,814
#	BW Offshore, Ltd.	55,857	134,419
*	DNB ASA	78,065	1,054,251
#	DNO ASA	251,133	104,439
Ω	Entra ASA	18,515	242,047
	Equinor ASA	179,214	2,286,718
	Equinor ASA, Sponsored ADR	7,404	94,993
Ω	Europris ASA	64,160	333,493
#	FLEX LNG, Ltd.	14,271	91,858
	Frontline, Ltd.	34,372	190,758
	Gjensidige Forsikring ASA	2,098	39,977
	Grieg Seafood ASA	2,766	19,564
*	Hexagon Composites ASA	31,218	142,880
#	Hoegh LNG Holdings, Ltd.	15,351	18,115
#*	Kongsberg Automotive ASA	1,298,042	24,938
	Kongsberg Gruppen ASA	8,730	141,857
*	Kvaerner ASA	55,434	43,179
	Leroy Seafood Group ASA	30,593	143,701
	Mowi ASA	40,861	645,520
*	NEL ASA	114,338	218,841
*	Nordic Nanovector ASA	2,597	3,794
*	Nordic Semiconductor ASA	14,137	148,701
*	Norsk Hydro ASA	210,973	592,911
	Norway Royal Salmon ASA	3,042	65,386
*	Norwegian Finans Holding ASA	56,373	406,231

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Norwegian Property ASA	1,619	$1,903
	Ocean Yield ASA	28,518	63,411
*	Odfjell Drilling, Ltd.	40,392	42,556
*	Olav Thon Eiendomsselskap ASA	6,027	83,854
	Orkla ASA	36,199	341,712
*	Otello Corp. ASA	36,747	74,215
*	PGS ASA	185,906	46,232
*	Protector Forsikring ASA	18,993	90,087
*	Salmar ASA	6,412	325,604
*Ω	Sbanken ASA	40,308	257,028
Ω	Scatec Solar ASA	8,428	186,442
*	Schibsted ASA, Class A	1,649	67,408
*	Schibsted ASA, Class B	4,803	173,306
	Selvaag Bolig ASA	14,564	72,646
*	Solon Eiendom ASA	6,828	22,958
*	SpareBank 1 SR-Bank ASA	61,496	490,428
	Stolt-Nielsen, Ltd.	13,146	121,568
*	Storebrand ASA	135,981	717,619
*	Subsea 7 SA	61,075	405,627
	Telenor ASA	44,916	694,055
	TGS NOPEC Geophysical Co. ASA	40,861	376,970
	Tomra Systems ASA	29,260	1,181,714
	Treasure ASA	17,251	28,067
*	Veidekke ASA	38,542	444,194
#*	Wallenius Wilhelmsen ASA	55,587	106,066
	Wilh Wilhelmsen Holding ASA, Class A	6,373	94,373
*Ω	XXL ASA	48,138	110,022
	Yara International ASA	9,702	339,526

TOTAL NORWAY			16,996,291

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	1,856	14,105
	Cia de Minas Buenaventura SAA, ADR	1,300	15,951
	Credicorp, Ltd.	1,928	221,103
*	Fossal SAA, ADR	235	0
*	Grana y Montero SAA, Sponsored ADR	6,245	11,210

TOTAL PERU			262,369

PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	104,600	16,602
	Aboitiz Equity Ventures, Inc.	140,820	129,595
	Aboitiz Power Corp.	87,300	48,712
	AC Energy Corp.	685,000	52,771
*	Alliance Global Group, Inc.	1,505,100	246,622
*	Apex Mining Co., Inc.	1,093,000	42,209
	Ayala Corp.	15,255	240,434
	Ayala Land, Inc.	458,000	311,790
*	AyalaLand Logistics Holdings Corp.	457,000	25,869
	Bank of the Philippine Islands	89,166	135,235
	BDO Unibank, Inc.	103,933	190,318
	Belle Corp.	1,052,000	30,411
	Bloomberry Resorts Corp.	2,082,400	304,522
*	Cebu Air, Inc.	100,610	80,663
*Ω	CEMEX Holdings Philippines, Inc.	1,515,195	49,440
	Century Pacific Food, Inc.	276,900	88,748
	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	20,537
	China Banking Corp.	339,992	153,486
	Cosco Capital, Inc.	809,000	85,589

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	D&L Industries, Inc.	665,000	$85,529
	DMCI Holdings, Inc.	1,630,000	147,639
*	DoubleDragon Properties Corp.	217,800	63,194
*	Eagle Cement Corp.	82,700	25,500
*	East West Banking Corp.	277,950	54,768
	EEI Corp.	156,000	23,139
	Emperador, Inc.	463,900	96,073
	Filinvest Development Corp.	18,400	3,685
	Filinvest Land, Inc.	3,204,000	64,162
	First Philippine Holdings Corp.	115,830	150,272
*	Global Ferronickel Holdings, Inc.	452,574	12,307
*	Global-Estate Resorts, Inc.	897,000	13,884
	Globe Telecom, Inc.	7,215	302,076
	GT Capital Holdings, Inc.	26,928	238,977
*	Holcim Philippines, Inc.	73,200	8,629
*	Integrated Micro-Electronics, Inc.	251,445	33,442
	International Container Terminal Services, Inc.	174,250	413,243
	JG Summit Holdings, Inc.	171,286	227,185
	Jollibee Foods Corp.	58,080	203,695
	Lopez Holdings Corp.	974,500	51,702
	LT Group, Inc.	479,700	114,339
*	MacroAsia Corp.	37,080	3,898
	Manila Electric Co.	16,880	104,554
	Manila Water Co., Inc.	335,200	96,853
	Max’s Group, Inc.	48,700	5,939
	Megawide Construction Corp.	298,100	46,133
*	Megaworld Corp.	2,645,600	165,508
	Metro Pacific Investments Corp.	2,183,500	180,657
	Metropolitan Bank & Trust Co.	213,916	179,807
	Nickel Asia Corp.	1,306,480	101,512
	Petron Corp.	1,056,700	67,004
	Philex Mining Corp.	319,400	35,748
*	Philippine National Bank	152,272	85,558
	Phoenix Petroleum Philippines, Inc.	107,200	28,836
*	Pilipinas Shell Petroleum Corp.	124,530	42,423
#	PLDT, Inc., Sponsored ADR	839	22,611
	PLDT, Inc.	15,030	409,948
	Premium Leisure Corp.	2,062,000	13,637
	Puregold Price Club, Inc.	300,500	256,106
	Rizal Commercial Banking Corp.	104,115	36,717
	Robinsons Land Corp.	802,338	248,472
	Robinsons Retail Holdings, Inc.	76,680	101,637
	San Miguel Corp.	138,950	292,563
	San Miguel Food and Beverage, Inc.	60,520	79,844
	Security Bank Corp.	100,340	199,374
	Semirara Mining & Power Corp.	480,080	104,998
	Shakey’s Pizza Asia Ventures, Inc.	84,300	11,942
	SM Investments Corp.	3,865	75,797
	SM Prime Holdings, Inc.	368,800	256,791
	Union Bank of the Philippines	31,730	36,291
	Universal Robina Corp.	93,000	264,493
	Vista Land & Lifescapes, Inc.	1,914,900	133,179
	Vistamalls, Inc.	88,000	7,487
	Wilcon Depot, Inc.	274,800	81,265

TOTAL PHILIPPINES			8,364,575

POLAND — (0.2%)
*	Alior Bank SA	34,611	99,318
*	Alumetal SA	710	6,460

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Amica SA	1,111	$39,324
#*	AmRest Holdings SE	11,544	40,208
	Asseco Poland SA	6,826	110,630
*	Bank Handlowy w Warszawie SA	5,654	39,500
*	Bank Millennium SA	149,913	81,992
*	Bank Polska Kasa Opieki SA	11,334	121,292
*	Boryszew SA	42,569	28,605
	Budimex SA	3,048	180,275
*	CCC SA	3,718	36,453
*	CD Projekt SA	2,233	189,607
*	Ciech SA	16,074	105,666
	ComArch SA	224	10,931
	Cyfrowy Polsat SA	71,291	444,991
*	Develia SA	98,398	39,808
*Ω	Dino Polska SA	7,912	434,997
	Dom Development SA	1,006	23,902
#*	Enea SA	78,578	89,867
*	Eurocash SA	34,593	101,629
*	Fabryki Mebli Forte SA	3,906	35,357
*	Famur SA	99,628	34,372
*	Getin Noble Bank SA	175,051	7,154
*	Globe Trade Centre SA	30,782	42,220
*	Grupa Azoty SA	15,380	79,796
	Grupa Kety SA	2,789	289,243
	Grupa Lotos SA	51,520	363,353
*	ING Bank Slaski SA	1,297	33,650
*	Inter Cars SA	1,271	64,948
*	Jastrzebska Spolka Weglowa SA	16,946	65,270
	Kernel Holding SA	23,478	228,676
*	KGHM Polska Miedz SA	46,427	1,389,192
*	KRUK SA	5,803	164,874
*	LPP SA	177	234,762
*	Lubelski Wegiel Bogdanka SA	4,699	17,623
*	mBank SA	2,756	80,598
*	Netia SA	26,821	30,436
*	Orange Polska SA	179,439	275,826
*	PGE Polska Grupa Energetyczna SA	166,174	189,594
*	PKP Cargo SA	10,554	24,346
	Polski Koncern Naftowy Orlen SA	52,114	502,283
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	56,336
*	Powszechna Kasa Oszczednosci Bank Polski SA	36,475	174,978
*	Powszechny Zaklad Ubezpieczen SA	17,940	98,053
*	Santander Bank Polska SA	1,042	32,436
	Stalexport Autostrady SA	18,210	12,338
#*	Tauron Polska Energia SA	443,270	194,821
*	VRG SA	37,269	18,854
	Warsaw Stock Exchange	7,044	76,662

TOTAL POLAND			7,043,506

PORTUGAL — (0.1%)
#	Altri SGPS SA	29,560	114,274
*	Banco Comercial Portugues SA, Class R	1,495,316	131,495
*	CTT-Correios de Portugal SA	40,367	98,767
	EDP - Energias de Portugal SA	131,616	649,218
	EDP Renovaveis SA	28,132	534,809
	Galp Energia SGPS SA	85,574	694,962
	Jeronimo Martins SGPS SA	35,737	567,636
#*	Mota-Engil SGPS SA	35,247	45,066
	Navigator Co. SA (The)	82,228	181,173

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	NOS SGPS SA	121,646	$418,069
	REN - Redes Energeticas Nacionais SGPS SA	100,326	263,515
	Semapa-Sociedade de Investimento e Gestao	15,929	119,717
	Sonae SGPS SA	428,453	252,543

TOTAL PORTUGAL			4,071,244

QATAR — (0.2%)
	Aamal Co.	664,922	145,643
	Al Khaleej Takaful Group QSC	44,416	23,151
	Al Meera Consumer Goods Co. QSC	20,023	109,980
	Alijarah Holding Co.	86,003	26,975
	Barwa Real Estate Co.	510,025	467,134
*	Doha Bank QPSC	149,557	99,887
	Doha Insurance Co. QSC	25,000	7,927
*	Gulf International Services QSC	317,292	134,216
	Gulf Warehousing Co.	67,104	91,929
	Industries Qatar QSC	86,293	212,947
	Masraf Al Rayan QSC	173,061	203,961
*	Mazaya Qatar Real Estate Development QSC	193,314	53,156
	Medicare Group	32,251	76,117
	Mesaieed Petrochemical Holding Co.	367,611	188,099
	Ooredoo QPSC	116,442	211,319
	Qatar Electricity & Water Co QSC	42,483	194,456
*	Qatar First Bank	122,938	54,458
	Qatar Fuel QSC	42,877	202,461
	Qatar Gas Transport Co., Ltd.	562,431	414,527
	Qatar Industrial Manufacturing Co. QSC	2,750	2,299
	Qatar Insurance Co. SAQ	95,755	60,220
	Qatar International Islamic Bank QSC	71,221	161,767
	Qatar Islamic Bank SAQ	27,753	123,601
	Qatar Islamic Insurance Group	18,357	31,721
	Qatar National Bank QPSC	221,207	1,073,989
	Qatar National Cement Co. QSC	31,584	33,456
	Qatar Navigation QSC	64,196	105,581
*	Salam International Investment, Ltd. QSC	305,118	46,674
	United Development Co. QSC	655,353	265,970
	Vodafone Qatar QSC	446,389	158,534
	Widam Food Co.	21,087	39,503

TOTAL QATAR			5,021,658

RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	16,911	27,310
	Etalon Group P.L.C., GDR	24,905	40,222
	Gazprom PJSC, Sponsored ADR	134,073	513,641
	Gazprom PJSC, Sponsored ADR	37,036	142,589
	Globaltrans Investment P.L.C., GDR	5,753	32,542
	Globaltrans Investment P.L.C., GDR	14,988	84,832
	LSR Group PJSC, GDR	8,266	18,227
	Lukoil PJSC, Sponsored ADR	9,710	496,084
	Lukoil PJSC, Sponsored ADR	17,589	899,908
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	145,125
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	27,053
*	Mail.Ru Group, Ltd., GDR	1,819	47,640
*	Mail.Ru Group, Ltd., GDR	2,592	68,040
*	Mechel PJSC, Sponsored ADR	6,898	9,174
	MMC Norilsk Nickel PJSC, ADR	15,732	373,635
	MMC Norilsk Nickel PJSC, ADR	9,222	219,801
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	398,726

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	Novatek PJSC, GDR	261	$31,470
	Novatek PJSC, GDR	23	2,772
	Novolipetsk Steel PJSC, GDR	8,327	193,423
	Novolipetsk Steel PJSC, GDR	3,538	82,223
	PhosAgro PJSC, GDR	8,187	94,334
	PhosAgro PJSC, GDR	13,022	150,013
	Polyus PJSC, GDR	393	38,632
	Polyus PJSC, GDR	2,195	215,898
	QIWI P.L.C., Sponsored ADR	436	6,361
	Ros Agro P.L.C., GDR	2,407	22,083
	Ros Agro P.L.C., GDR	2,465	22,629
	Rosneft Oil Co. PJSC, GDR	90,919	397,316
	Rosneft Oil Co. PJSC, GDR	21,859	95,413
	Rostelecom PJSC, Sponsored ADR	5,626	39,044
	Rostelecom PJSC, Sponsored ADR	8,039	55,686
	RusHydro PJSC, ADR	62,793	53,707
	RusHydro PJSC, ADR	131,916	113,299
	Sberbank of Russia PJSC, Sponsored ADR	41,035	414,512
	Severstal PAO, GDR	6,022	82,318
	Severstal PAO, GDR	14,770	201,906
	Tatneft PJSC, Sponsored ADR	6,360	197,658
	Tatneft PJSC, Sponsored ADR	12,429	385,299
	VEON, Ltd., ADR	134,644	168,305
	VTB Bank PJSC, GDR	67,339	52,336
	VTB Bank PJSC, GDR	262,918	204,156
	X5 Retail Group NV, GDR	6,435	226,187
	X5 Retail Group NV, GDR	10,810	379,863

TOTAL RUSSIA			7,471,392

SAUDI ARABIA — (0.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	15,158	51,684
	Abdullah Al Othaim Markets Co.	7,195	250,095
	Advanced Petrochemical Co.	17,031	262,614
	Al Babtain Power & Telecommunication Co.	9,527	65,024
	Al Etihad Cooperative Insurance	6,197	29,930
	Al Hammadi Co. for Development and Investment	0	0
*	Al Hassan Ghazi Ibrahim Shaker Co.	17,471	60,307
	Al Jouf Agricultural Development Co.	5,886	52,094
*	Al Jouf Cement Co.	38,846	107,905
	Al Khaleej Training and Education Co.	8,696	42,909
	Al Rajhi Bank	96,768	1,698,032
*	Al Rajhi Co. for Co-operative Insurance	1,952	42,224
*	Al Yamamah Steel Industries Co.	5,821	33,372
*	AlAbdullatif Industrial Investment Co.	16,986	61,480
	Alandalus Property Co.	5,721	30,019
	Aldrees Petroleum and Transport Services Co.	8,212	138,984
*	Alinma Bank	146,955	597,302
	Almarai Co. JSC	13,933	191,810
	Arab National Bank	13,638	68,865
	Arabian Cement Co.	20,253	166,063
	Arabian Pipes Co.	7,166	26,512
*	Arabian Shield Cooperative Insurance Co.	9,260	44,328
	Arriyadh Development Co.	29,066	130,127
*	Aseer Trading Tourism & Manufacturing Co.	35,189	112,957
*	Astra Industrial Group	19,390	113,348
*	AXA Cooperative Insurance Co.	3,262	30,122
	Bank AlBilad	102,810	636,572
	Bank Al-Jazira	114,358	396,035
*	Basic Chemical Industries, Ltd.	3,936	29,416

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Bawan Co.	13,739	$74,372
*	Bupa Arabia for Cooperative Insurance Co.	7,595	231,179
*	City Cement Co.	27,332	145,831
*	Co. for Cooperative Insurance (The)	5,317	114,713
	Dallah Healthcare Co.	5,864	68,817
*	Dar Al Arkan Real Estate Development Co.	316,712	673,084
	Dur Hospitality Co.	12,904	88,409
	Eastern Province Cement Co.	17,399	160,832
*	Electrical Industries Co.	8,872	44,888
*	Emaar Economic City	140,611	333,415
*	Etihad Etisalat Co.	104,771	779,630
	Fawaz Abdulaziz Al Hokair & Co.	0	0
*	Fitaihi Holding Group	10,629	43,104
*	Hail Cement Co.	19,115	73,883
	Herfy Food Services Co.	8,064	103,874
	Jarir Marketing Co.	9,484	436,804
*	Jazan Energy and Development Co.	15,465	57,736
	Leejam Sports Co. JSC	6,450	106,397
*	Malath Cooperative Insurance Co.	8,433	38,017
*	Methanol Chemicals Co.	26,570	67,630
*	Middle East Paper Co.	12,182	52,072
*	Mobile Telecommunications Co. Saudi Arabia	190,232	624,149
	Mouwasat Medical Services Co.	5,746	196,045
	Najran Cement Co.	45,836	191,819
*	Nama Chemicals Co.	4,594	32,763
*	National Agriculture Development Co. (The)	17,828	134,384
*	National Co., for Glass Manufacturing (The)	7,092	44,614
	National Commercial Bank	114,979	1,193,786
	National Gas & Industrialization Co.	7,898	61,264
	National Gypsum	10,358	64,322
*	National Industrialization Co.	116,236	350,258
	National Medical Care Co.	6,637	92,224
	National Petrochemical Co.	7,526	54,273
	Northern Region Cement Co.	48,534	143,891
	Qassim Cement Co. (The)	12,442	228,200
*	Rabigh Refining & Petrochemical Co.	61,900	201,137
*	Red Sea International Co.	6,992	32,691
	Riyad Bank	97,497	467,342
	Sahara International Petrochemical Co.	104,425	405,677
	Samba Financial Group	50,499	370,978
	Saudi Airlines Catering Co.	8,487	175,886
	Saudi Arabian Fertilizer Co.	11,848	237,996
*	Saudi Arabian Mining Co.	28,845	287,695
	Saudi Automotive Services Co.	10,217	78,221
	Saudi Basic Industries Corp.	38,584	925,432
	Saudi Cement Co.	23,641	341,095
*	Saudi Ceramic Co.	8,682	89,710
*	Saudi Chemical Co., Holding	23,865	197,186
	Saudi Co. For Hardware CJSC	6,054	74,475
	Saudi Electricity Co.	37,749	190,437
	Saudi Ground Services Co.	0	0
	Saudi Industrial Investment Group	5,417	29,288
	Saudi Industrial Services Co.	14,458	109,418
*	Saudi Investment Bank (The)	4,096	17,575
*	Saudi Kayan Petrochemical Co.	67,634	171,057
*	Saudi Marketing Co.	6,069	43,693
*	Saudi Printing & Packaging Co.	11,187	63,613
*	Saudi Public Transport Co.	27,047	108,023
*	Saudi Re for Cooperative Reinsurance Co.	15,086	42,583

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Real Estate Co.	17,759	$69,039
*	Saudi Research & Marketing Group	9,079	165,509
	Saudi Telecom Co.	27,749	737,180
	Saudia Dairy & Foodstuff Co.	4,192	189,622
	Savola Group (The)	29,268	357,336
*	Seera Group Holding	71,283	317,275
	Southern Province Cement Co.	18,767	336,101
*	Tabuk Cement Co.	25,254	97,548
*	Takween Advanced Industries Co.	13,528	39,547
	Umm Al-Qura Cement Co.	12,979	87,046
	United Electronics Co.	9,049	184,320
	United International Transportation Co.	14,529	131,258
	Yamama Cement Co.	7,370	49,149
	Yanbu Cement Co.	23,325	205,560
	Yanbu National Petrochemical Co.	4,572	69,997
*	Zamil Industrial Investment Co.	13,779	75,091

TOTAL SAUDI ARABIA			20,349,595

SINGAPORE — (0.6%)
	Accordia Golf Trust	345,200	3,622
	AEM Holdings, Ltd.	74,800	185,151
#	Ascendas India Trust	228,600	217,771
*	Banyan Tree Holdings, Ltd.	83,400	14,657
#	Best World International, Ltd.	81,000	14,991
	Boustead Projects, Ltd.	3,600	1,944
	Boustead Singapore, Ltd.	164,600	84,433
	Bukit Sembawang Estates, Ltd.	36,100	94,320
	CapitaLand, Ltd.	161,800	304,473
	Centurion Corp., Ltd.	89,000	20,834
	China Aviation Oil Singapore Corp., Ltd.	111,500	75,095
#	China Sunsine Chemical Holdings, Ltd.	380,200	109,977
	Chip Eng Seng Corp., Ltd.	196,600	61,936
	City Developments, Ltd.	45,900	213,154
	Civmec, Ltd.	80,600	23,472
	ComfortDelGro Corp., Ltd.	481,300	476,035
*	COSCO Shipping International Singapore Co., Ltd.	230,500	30,914
	CSE Global, Ltd.	110,200	35,255
#	Dairy Farm International Holdings, Ltd.	37,700	142,009
	DBS Group Holdings, Ltd.	124,575	1,855,651
	Del Monte Pacific, Ltd.	160,100	14,662
	Delfi, Ltd.	61,300	28,748
#*	Ezion Holdings, Ltd.	794,350	4,710
#*	Ezra Holdings, Ltd.	513,230	774
	Far East Orchard, Ltd.	64,900	46,568
#	First Resources, Ltd.	199,600	177,063
	Food Empire Holdings, Ltd.	122,200	51,973
	Fraser and Neave, Ltd.	86,000	73,111
	Frasers Property, Ltd.	112,900	90,079
	Frencken Group, Ltd.	105,200	72,876
	Fu Yu Corp., Ltd.	241,400	40,656
*	Gallant Venture, Ltd.	211,200	19,338
	Genting Singapore, Ltd.	360,600	170,281
*	Geo Energy Resources, Ltd.	295,000	22,027
	GL, Ltd.	183,200	65,780
	Golden Agri-Resources, Ltd.	2,959,100	305,910
*	Golden Energy & Resources, Ltd.	62,400	6,925
	Great Eastern Holdings, Ltd.	3,900	50,799
	GuocoLand, Ltd.	123,700	132,405
*	Halcyon Agri Corp., Ltd.	27,000	4,847

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hanwell Holdings, Ltd.	81,500	$17,049
	Haw Par Corp., Ltd.	37,700	258,865
	Hi-P International, Ltd.	69,200	61,244
	Ho Bee Land, Ltd.	90,300	153,934
	Hong Fok Corp., Ltd.	181,500	85,045
	Hong Leong Asia, Ltd.	126,800	43,748
	Hong Leong Finance, Ltd.	51,800	85,354
	Hongkong Land Holdings, Ltd.	143,600	527,178
	Hour Glass, Ltd. (The)	17,100	8,767
	Hutchison Port Holdings Trust	2,014,100	292,278
*	Hyflux, Ltd.	178,500	2,343
	iFAST Corp., Ltd.	43,200	116,721
*	Indofood Agri Resources, Ltd.	263,400	54,896
	Japfa, Ltd.	315,700	149,140
	Jardine Cycle & Carriage, Ltd.	29,333	381,568
*	k1 Ventures, Ltd.	68,500	0
	Keppel Corp., Ltd.	174,500	560,749
	Keppel Infrastructure Trust	822,451	328,683
	KSH Holdings, Ltd.	61,200	13,874
	Lian Beng Group, Ltd.	159,300	45,979
*	Mandarin Oriental International, Ltd.	6,900	12,617
	Metro Holdings, Ltd.	220,500	109,881
#*	Midas Holdings, Ltd.	408,200	10,758
*	mm2 Asia, Ltd.	130,000	16,496
	NetLink NBN Trust	281,900	198,399
	NSL, Ltd.	15,200	7,465
	Olam International, Ltd.	130,800	122,708
	OUE, Ltd.	141,200	115,770
	Oversea-Chinese Banking Corp., Ltd.	177,643	1,095,657
	Oxley Holdings, Ltd.	500,908	77,068
	Pacific Century Regional Developments, Ltd.	64,700	13,978
	Pan-United Corp., Ltd.	35,125	6,950
	Penguin International, Ltd.	49,600	14,922
	QAF, Ltd.	107,100	68,285
*	Raffles Education Corp., Ltd.	210,860	20,030
	Raffles Medical Group, Ltd.	111,310	62,794
#	Riverstone Holdings, Ltd.	107,300	298,926
#	SATS, Ltd.	132,900	289,833
	SBS Transit, Ltd.	21,100	44,044
	Sembcorp Industries, Ltd.	325,696	376,979
*	Sembcorp Marine, Ltd.	1,835,293	161,369
	Sheng Siong Group, Ltd.	243,300	297,376
	SIA Engineering Co., Ltd.	21,500	25,664
	SIIC Environment Holdings, Ltd.	402,300	53,298
	Sinarmas Land, Ltd.	396,100	48,074
	Sing Holdings, Ltd.	63,900	17,090
	Singapore Airlines, Ltd.	639,250	1,586,372
	Singapore Exchange, Ltd.	97,900	620,916
	Singapore Post, Ltd.	108,000	52,656
#	Singapore Press Holdings, Ltd.	600,500	435,005
	Singapore Technologies Engineering, Ltd.	145,600	372,200
	Singapore Telecommunications, Ltd.	436,100	648,272
	Singapore Telecommunications, Ltd.	58,700	87,749
	Stamford Land Corp., Ltd.	26,000	5,624
	StarHub, Ltd.	194,500	166,591
	Straits Trading Co., Ltd.	28,000	31,848
	Sunningdale Tech, Ltd.	80,000	90,962
*	Swiber Holdings, Ltd.	29,250	437
	Tai Sin Electric, Ltd.	50,690	11,138

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Tuan Sing Holdings, Ltd.	255,158	$54,230
	UMS Holdings, Ltd.	96,400	66,395
	United Industrial Corp., Ltd.	40,200	64,182
	United Overseas Bank, Ltd.	85,616	1,189,587
	UOB-Kay Hian Holdings, Ltd.	39,029	37,765
	UOL Group, Ltd.	109,800	500,490
	Valuetronics Holdings, Ltd.	195,980	80,324
	Venture Corp., Ltd.	58,600	826,070
	Vicom, Ltd.	51,600	76,025
	Wilmar International, Ltd.	27,700	82,007
	Wing Tai Holdings, Ltd.	199,300	261,201
	Yangzijiang Shipbuilding Holdings, Ltd.	633,000	426,166

TOTAL SINGAPORE			19,873,284

SOUTH AFRICA — (1.4%)
	Absa Group, Ltd.	244,913	1,316,526
	Adcock Ingram Holdings, Ltd.	30,156	74,994
	Advtech, Ltd.	244,725	122,241
	AECI, Ltd.	71,115	333,350
	African Oxygen, Ltd.	16,143	23,889
	African Rainbow Minerals, Ltd.	49,083	690,385
	Afrimat, Ltd.	25,483	59,574
	Alexander Forbes Group Holdings, Ltd.	302,000	62,639
	Allied Electronics Corp., Ltd., Class A	58,468	96,058
	Alviva Holdings, Ltd.	68,147	29,024
#	Anglo American Platinum, Ltd.	6,684	442,581
	AngloGold Ashanti, Ltd., Sponsored ADR	82,609	1,911,572
*	Aspen Pharmacare Holdings, Ltd.	91,203	593,916
	Astral Foods, Ltd.	21,034	149,168
	AVI, Ltd.	115,961	525,208
	Balwin Properties, Ltd.	27,791	7,475
#	Barloworld, Ltd.	115,762	406,724
	Bid Corp., Ltd.	63,143	869,342
	Bidvest Group, Ltd. (The)	167,549	1,377,753
#*	Blue Label Telecoms, Ltd.	219,486	47,756
#*	Brait SE	301,387	65,536
*	Capitec Bank Holdings, Ltd.	12,692	891,989
	Cashbuild, Ltd.	11,572	156,573
	City Lodge Hotels, Ltd.	201,278	31,185
	Clicks Group, Ltd.	58,060	839,745
	Coronation Fund Managers, Ltd.	70,488	163,177
	Curro Holdings, Ltd.	52,980	32,555
*	DataTec, Ltd.	113,626	154,091
Ω	Dis-Chem Pharmacies, Ltd.	41,328	45,861
	Discovery, Ltd.	96,065	635,077
	Distell Group Holdings, Ltd.	20,079	100,426
	Exxaro Resources, Ltd.	78,422	529,043
	Famous Brands, Ltd.	20,131	53,390
	FirstRand, Ltd.	553,331	1,284,462
#	Foschini Group, Ltd. (The)	153,424	817,012
	Gold Fields, Ltd., Sponsored ADR	439,903	4,808,140
*	Grindrod Shipping Holdings, Ltd.	4,404	16,299
	Grindrod, Ltd.	176,161	40,626
*	Harmony Gold Mining Co., Ltd.	107,803	536,880
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	512,216
	Hudaco Industries, Ltd.	13,864	67,381
	Impala Platinum Holdings, Ltd.	115,148	1,024,854
	Imperial Logistics, Ltd.	107,775	228,550
	Investec, Ltd.	39,260	72,289

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Italtile, Ltd.	83,239	$66,543
	JSE, Ltd.	33,796	225,499
*	KAP Industrial Holdings, Ltd.	730,619	104,027
	Kumba Iron Ore, Ltd.	22,799	676,889
	Lewis Group, Ltd.	34,490	33,735
	Liberty Holdings, Ltd.	75,084	248,488
	Life Healthcare Group Holdings, Ltd.	638,568	638,490
*	Long4Life, Ltd.	280,141	46,470
*	Massmart Holdings, Ltd.	60,522	122,920
	Merafe Resources, Ltd.	560,795	15,930
*	Metair Investments, Ltd.	86,596	87,795
	MiX Telematics, Ltd.	4,997	1,672
	MiX Telematics, Ltd., Sponsored ADR	5,899	50,318
	Momentum Metropolitan Holdings	531,400	425,129
	Motus Holdings, Ltd.	73,334	188,797
	Mpact, Ltd.	66,696	42,502
	Mr. Price Group, Ltd.	56,056	424,063
	MTN Group, Ltd.	582,098	2,078,387
	MultiChoice Group, Ltd.	130,618	1,077,191
*	Murray & Roberts Holdings, Ltd.	143,603	71,839
*	Nampak, Ltd.	253,347	13,312
	Naspers, Ltd., Class N	6,848	1,336,917
	Nedbank Group, Ltd.	133,517	789,833
	NEPI Rockcastle P.L.C.	59,610	211,390
	Netcare, Ltd.	532,616	421,542
*	Ninety One, Ltd.	19,630	51,679
*	Northam Platinum, Ltd.	103,329	992,778
	Oceana Group, Ltd.	34,784	127,126
	Old Mutual, Ltd.	118,738	68,878
	Old Mutual, Ltd.	826,005	474,768
*	Omnia Holdings, Ltd.	56,465	132,208
Ω	Pepkor Holdings, Ltd.	26,374	19,402
	Pick n Pay Stores, Ltd.	160,555	505,628
*	PPC, Ltd.	699,126	22,897
	PSG Group, Ltd.	44,961	145,305
	PSG Konsult, Ltd.	120,226	58,270
	Raubex Group, Ltd.	88,136	108,295
	Reunert, Ltd.	123,760	255,244
	RFG Holdings, Ltd.	59,205	46,132
*	Royal Bafokeng Platinum, Ltd.	42,113	151,859
	Sanlam, Ltd.	242,486	707,310
	Santam, Ltd.	18,728	282,525
*	Sappi, Ltd.	290,153	414,007
*	Sasol, Ltd.	51,161	267,174
*	Sasol, Ltd., Sponsored ADR	42,458	223,329
	Shoprite Holdings, Ltd.	140,551	1,113,553
	Sibanye Stillwater, Ltd.	981,960	2,895,525
	Sibanye Stillwater, Ltd., ADR	17,699	210,092
	SPAR Group, Ltd. (The)	80,382	852,137
	Spur Corp., Ltd.	22,560	22,256
	Standard Bank Group, Ltd.	276,667	1,809,096
#*	Steinhoff International Holdings NV	237,520	12,607
*	Sun International, Ltd.	140,988	117,067
*	Super Group, Ltd.	234,624	263,104
	Telkom SA SOC, Ltd.	140,080	220,418
	Tiger Brands, Ltd.	47,507	589,281
*	Tongaat Hulett, Ltd.	46,777	17,302
	Transaction Capital, Ltd.	171,469	209,404
	Trencor, Ltd.	86,382	21,910

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Truworths International, Ltd.	149,781	$288,932
	Tsogo Sun Gaming, Ltd.	259,831	55,594
*	Tsogo Sun Hotels, Ltd.	78,017	6,556
	Vodacom Group, Ltd.	111,782	842,386
	Wilson Bayly Holmes-Ovcon, Ltd.	29,110	151,867
	Woolworths Holdings, Ltd.	378,783	813,572

TOTAL SOUTH AFRICA			47,214,683

SOUTH KOREA — (4.1%)
*	3S Korea Co., Ltd.	5,317	9,649
	ABco Electronics Co., Ltd.	2,040	11,738
*	Able C&C Co., Ltd.	2,668	17,227
	ABOV Semiconductor Co., Ltd.	2,891	24,227
*	Abpro Bio Co., Ltd.	27,877	20,045
*	Actoz Soft Co., Ltd.	235	2,215
*	ADTechnology Co., Ltd.	2,281	47,268
	Advanced Process Systems Corp.	2,951	54,950
	Aekyung Petrochemical Co., Ltd.	6,607	42,290
	AfreecaTV Co., Ltd.	2,255	119,566
*	Agabang&Company	14,748	33,201
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	17,491
	Ahnlab, Inc.	779	43,415
	AJ Networks Co., Ltd.	6,852	21,603
*	Ajin Industrial Co., Ltd.	8,820	22,709
	Aju Capital Co., Ltd.	1,326	13,887
	AK Holdings, Inc.	2,559	38,818
*	ALUKO Co., Ltd.	14,094	54,159
	Amorepacific Corp.	1,195	167,880
	AMOREPACIFIC Group	1,559	60,305
*	Amotech Co., Ltd.	1,253	33,461
*	Ananti, Inc.	5,607	41,465
*	Apact Co., Ltd.	3,082	16,991
*	Aprogen pharmaceuticals, Inc.	34,780	38,629
*	APS Holdings Corp.	6,436	39,030
	Asia Cement Co., Ltd.	618	30,341
	ASIA Holdings Co., Ltd.	484	33,686
	Asia Paper Manufacturing Co., Ltd.	2,509	68,451
*	Asiana Airlines, Inc.	9,997	31,890
	Atinum Investment Co., Ltd.	9,263	18,791
	AUK Corp.	11,347	23,539
	Aurora World Corp.	2,350	18,066
	Austem Co., Ltd.	10,996	27,646
	Autech Corp.	2,978	32,946
	Avaco Co., Ltd.	3,317	26,711
	Baiksan Co., Ltd.	5,715	22,747
	BGF Co., Ltd.	10,500	37,207
	BGF retail Co., Ltd.	1,819	189,155
*	BH Co., Ltd.	7,554	136,875
	Binggrae Co., Ltd.	1,628	80,025
	BioSmart Co., Ltd.	5,335	46,911
	Bixolon Co., Ltd.	3,329	12,515
*	Bluecom Co., Ltd.	5,249	27,627
	BNK Financial Group, Inc.	78,969	385,766
	Boditech Med, Inc.	2,829	79,546
	Boryung Pharmaceutical Co., Ltd.	5,625	69,919
*	Brain Contents Co., Ltd.	25,935	10,987
	Bubang Co., Ltd.	8,619	18,322
	Bukwang Pharmaceutical Co., Ltd.	1,816	37,417
	BYC Co., Ltd.	49	10,490

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Byucksan Corp.	18,048	$29,150
*	CammSys Corp.	24,904	60,472
*	Capro Corp.	18,659	50,305
	Caregen Co., Ltd.	131	6,955
	Cell Biotech Co., Ltd.	1,192	16,689
*	Celltrion Pharm, Inc.	445	43,046
*	Celltrion, Inc.	2,929	625,411
	Changhae Ethanol Co., Ltd.	1,942	21,488
*	Charm Engineering Co., Ltd.	3,643	4,190
	Cheil Worldwide, Inc.	16,146	298,805
	Chemtronics Co., Ltd.	3,086	49,271
*	ChinHung International, Inc.	7,063	14,015
	Chinyang Holdings Corp.	4,663	11,088
	Chong Kun Dang Pharmaceutical Corp.	1,951	263,762
	Chongkundang Holdings Corp.	738	63,551
*	Chorokbaem Media Co., Ltd.	28,201	52,668
	Chosun Refractories Co., Ltd.	809	52,827
	Chungdahm Learning, Inc.	1,652	29,981
*	CJ CGV Co., Ltd.	6,912	123,468
	CJ CheilJedang Corp.	1,252	400,410
	CJ Corp.	7,712	518,514
	CJ ENM Co., Ltd.	3,540	413,610
	CJ Freshway Corp.	1,953	28,045
*	CJ Logistics Corp.	1,506	212,550
*	CJ Seafood Corp.	3,844	15,148
	CKD Bio Corp.	910	31,716
	Classys, Inc.	4,375	57,040
	Clean & Science Co., Ltd.	2,425	66,212
	CLIO Cosmetics Co., Ltd.	1,113	15,558
*	CMG Pharmaceutical Co., Ltd.	5,872	23,559
	Com2uSCorp	489	48,227
	Cosmax BTI, Inc.	1,192	17,477
*	COSMAX NBT, Inc.	1,938	13,987
	Cosmax, Inc.	1,972	183,675
*	Cosmecca Korea Co., Ltd.	1,559	16,521
*	Cosmochemical Co., Ltd.	3,518	24,016
*	COSON Co., Ltd.	5,405	25,064
	Coway Co., Ltd.	6,767	414,360
	Coweaver Co., Ltd.	2,448	20,328
	COWELL FASHION Co., Ltd.	10,020	51,253
	Crown Confectionery Co., Ltd.	2,751	20,033
	CROWNHAITAI Holdings Co., Ltd.	3,919	30,689
	CS Wind Corp.	743	65,654
	Cuckoo Holdings Co., Ltd.	329	26,576
	Cuckoo Homesys Co., Ltd.	1,899	65,190
*	Curo Co., Ltd.	9,884	5,257
	D.I Corp.	8,697	29,950
	Dae Dong Industrial Co., Ltd.	8,532	50,008
	Dae Han Flour Mills Co., Ltd.	267	32,737
	Dae Hwa Pharmaceutical Co., Ltd.	2,020	23,777
	Dae Hyun Co., Ltd.	8,440	13,481
	Dae Won Chemical Co., Ltd.	8,405	10,795
	Dae Won Kang Up Co., Ltd.	14,591	52,089
	Daea TI Co., Ltd.	7,559	38,457
	Daebongls Co., Ltd.	2,132	18,853
	Daechang Co., Ltd.	20,114	20,630
	Daeduck Co., Ltd.	2,930	15,937
*	Daeduck Electronics Co., Ltd.	5,064	44,457
*	Daehan New Pharm Co., Ltd.	3,512	35,981

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Steel Co., Ltd.	6,129	$35,622
*	Dae-Il Corp.	998	1,229
*	Daejoo Electronic Materials Co., Ltd.	743	24,218
	Daekyo Co., Ltd.	7,575	25,329
	Daelim B&Co Co., Ltd.	2,743	13,265
	Daelim Construction Co., Ltd.	1,716	36,156
	Daelim Industrial Co., Ltd.	10,001	691,218
*	Daemyung Sonoseason Co., Ltd.	12,905	11,933
	Daesang Corp.	6,833	145,317
	Daesang Holdings Co., Ltd.	8,332	70,587
*	Daesung Industrial Co., Ltd.	7,052	18,656
*	Daewon Media Co., Ltd.	1,500	8,582
	Daewon Pharmaceutical Co., Ltd.	3,431	54,105
	Daewon San Up Co., Ltd.	5,358	27,281
*	Daewoo Engineering & Construction Co., Ltd.	46,261	123,094
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	177,613
	Daewoong Co., Ltd.	2,635	54,963
	Daewoong Pharmaceutical Co., Ltd.	133	10,761
	Daihan Pharmaceutical Co., Ltd.	2,113	54,472
	Daishin Securities Co., Ltd.	13,391	159,406
*	Danal Co., Ltd.	11,819	51,836
	Danawa Co., Ltd.	1,195	31,573
	Daou Data Corp.	5,188	49,616
	Daou Technology, Inc.	9,243	153,486
*	Dasan Networks, Inc.	3,438	31,124
	Dawonsys Co., Ltd.	1,732	32,187
*	Dayou Automotive Seat Technology Co., Ltd.	24,500	17,047
*	Dayou Plus Co., Ltd.	39,586	26,986
	DB Financial Investment Co., Ltd.	14,665	49,991
	DB HiTek Co., Ltd.	19,108	542,522
	DB Insurance Co., Ltd.	24,548	959,731
*	DB, Inc.	34,307	20,697
*	Dentium Co., Ltd.	1,517	50,107
*	Deutsch Motors, Inc.	7,355	36,377
*	Development Advance Solution Co., Ltd.	4,645	20,906
	DGB Financial Group, Inc.	68,258	374,839
#	DHP Korea Co., Ltd.	2,807	18,679
	DI Dong Il Corp.	644	47,668
	Digital Chosun Co., Ltd.	7,564	17,018
	Digital Daesung Co., Ltd.	6,546	39,471
	Digital Power Communications Co., Ltd.	4,467	37,613
*	DIO Corp.	2,305	59,741
	DMS Co., Ltd.	5,594	44,315
*	DNF Co., Ltd.	1,532	17,040
	Dohwa Engineering Co., Ltd.	2,214	14,324
	Dong A Eltek Co., Ltd.	3,336	23,055
	Dong Ah Tire & Rubber Co., Ltd.	1,575	12,660
	Dong-A ST Co., Ltd.	876	64,960
	Dong-Ah Geological Engineering Co., Ltd.	4,456	56,944
	Dongbu Corp.	2,681	26,526
	Dongil Industries Co., Ltd.	605	36,820
	Dongjin Semichem Co., Ltd.	16,117	391,115
	DongKook Pharmaceutical Co., Ltd.	5,555	118,848
	Dongkuk Industries Co., Ltd.	18,742	55,616
*	Dongkuk Steel Mill Co., Ltd.	27,545	147,761
	Dongkuk Structures & Construction Co., Ltd.	7,465	50,618
	Dongsuh Cos., Inc.	3,025	77,180
	Dongsung Chemical Co., Ltd.	737	10,094
	DONGSUNG Corp.	8,491	30,086

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Finetec Co., Ltd.	1,660	$13,941
	Dongwha Pharm Co., Ltd.	3,592	57,115
	Dongwon Development Co., Ltd.	24,409	90,551
	Dongwon F&B Co., Ltd.	498	71,013
	Dongwon Industries Co., Ltd.	849	151,539
	Dongwon Systems Corp.	2,464	49,526
	Dongyang E&P, Inc.	2,542	35,919
*	Dongyang Steel Pipe Co., Ltd.	20,607	18,204
	Doosan Bobcat, Inc.	16,661	425,760
	Doosan Co., Ltd.	3,050	126,120
*	Doosan Fuel Cell Co., Ltd.	10,200	378,038
*	Doosan Heavy Industries & Construction Co., Ltd.	58,079	706,749
#*	Doosan Infracore Co., Ltd.	48,437	358,381
*	Doosan Solus Co., Ltd.	5,623	158,429
	DoubleUGames Co., Ltd.	3,082	168,256
	Douzone Bizon Co., Ltd.	5,418	477,683
	DTR Automotive Corp.	1,827	35,616
*	Duk San Neolux Co., Ltd.	948	24,912
	DY Corp.	6,599	23,428
	DY POWER Corp.	2,787	26,224
	e Tec E&C, Ltd.	900	84,154
	E1 Corp.	816	32,766
*	Easy Bio, Inc.	1,051	71,175
	Easy Holdings Co., Ltd.	13,163	45,167
	EBEST Investment & Securities Co., Ltd.	9,868	50,948
	Echo Marketing, Inc.	3,042	64,106
	Ecopro Co., Ltd.	2,471	93,814
	e-Credible Co., Ltd.	909	19,319
*	Ehwa Technologies Information Co., Ltd.	164,130	20,333
	Elentec Co., Ltd.	4,988	24,446
	E-MART, Inc.	5,749	723,787
*	EM-Tech Co., Ltd.	1,294	11,954
	ENF Technology Co., Ltd.	4,799	166,326
	Eo Technics Co., Ltd.	464	36,205
	Estechpharma Co., Ltd.	1,768	16,336
	Eugene Corp.	21,899	81,458
	Eugene Investment & Securities Co., Ltd.	37,902	120,168
	Eugene Technology Co., Ltd.	2,097	50,318
*	Eusu Holdings Co., Ltd.	5,910	27,800
	Ezwel Co., Ltd.	2,550	21,794
	F&F Co., Ltd.	1,924	155,352
	Farmsco	9,033	36,850
	FarmStory Co., Ltd.	29,121	27,977
	Fila Holdings Corp.	14,259	486,542
	Fine Semitech Corp.	5,935	105,322
	Foosung Co., Ltd.	6,835	54,251
	Gabia, Inc.	1,782	20,928
*	Gamevil, Inc.	1,143	30,602
	Gaon Cable Co., Ltd.	1,018	18,407
	Gemvaxlink Co., Ltd.	21,178	22,369
*	Genie Music Corp.	1,314	4,670
	GMB Korea Corp.	3,121	19,631
	GOLFZON Co., Ltd.	1,071	67,387
	Golfzon Newdin Holdings Co., Ltd.	8,068	45,493
	Grand Korea Leisure Co., Ltd.	4,717	50,172
	Green Cross Cell Corp.	495	16,672
	Green Cross Corp.	620	164,731
	Green Cross Holdings Corp.	2,491	49,561
	GS Engineering & Construction Corp.	24,770	587,725

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GS Global Corp.	25,862	$38,310
	GS Holdings Corp.	20,440	597,427
	GS Home Shopping, Inc.	932	114,363
	GS Retail Co., Ltd.	9,986	283,572
	Gwangju Shinsegae Co., Ltd.	369	50,185
*	GY Commerce Co., Ltd.	4,452	1,655
	HAESUNG DS Co., Ltd.	3,675	56,458
	Haesung Industrial Co., Ltd.	2,734	24,418
	Haimarrow Food Service Co., Ltd.	9,267	24,441
	Haitai Confectionery & Foods Co., Ltd.	1,576	11,529
*	Halla Corp.	15,710	46,516
	Halla Holdings Corp.	3,614	101,386
	Han Kuk Carbon Co., Ltd.	6,920	58,635
	Hana Financial Group, Inc.	48,169	1,301,163
	Hana Micron, Inc.	9,900	63,967
	Hana Tour Service, Inc.	1,705	58,531
*	Hanall Biopharma Co., Ltd.	1,578	38,832
	HanChang Paper Co., Ltd.	12,050	21,112
*	Hancom MDS, Inc.	1,135	12,038
*	Hancom, Inc.	4,132	62,798
	Handok, Inc.	2,498	66,181
	Handsome Co., Ltd.	4,070	100,628
	Hanil Holdings Co., Ltd.	455	18,070
	Hanil Hyundai Cement Co., Ltd.	369	7,895
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,269	38,108
	Hanjin Kal Corp.	186	12,244
	Hanjin Transportation Co., Ltd.	3,824	159,632
	Hankook Shell Oil Co., Ltd.	239	50,535
	Hankook Tire & Technology Co., Ltd.	25,389	711,253
	Hanmi Pharm Co., Ltd.	227	52,812
	Hanmi Science Co., Ltd.	996	47,007
	Hanmi Semiconductor Co., Ltd.	5,477	52,817
	HanmiGlobal Co., Ltd.	1,679	12,805
	Hanon Systems.	21,775	215,924
	Hans Biomed Corp.	730	14,288
	Hansae Co., Ltd.	1,193	18,722
	Hansae Yes24 Holdings Co., Ltd.	6,834	34,535
	Hanshin Construction.	4,822	56,485
	Hanshin Machinery Co.	7,006	9,588
	Hansol Chemical Co., Ltd.	2,668	332,851
*	Hansol Holdings Co., Ltd.	17,066	50,323
*	Hansol HomeDeco Co., Ltd.	31,649	51,007
	Hansol Paper Co., Ltd.	11,693	141,091
*	Hansol Technics Co., Ltd.	10,714	81,742
	Hanssem Co., Ltd.	596	49,829
*	Hanwha Aerospace Co., Ltd.	9,918	221,529
	Hanwha Corp.	7,365	157,067
*	Hanwha General Insurance Co., Ltd.	35,527	87,908
*	Hanwha Investment & Securities Co., Ltd.	66,057	101,214
	Hanwha Life Insurance Co., Ltd.	120,983	164,942
	Hanwha Solutions Corp.	17,472	679,165
	Hanyang Eng Co., Ltd.	4,895	47,540
	Hanyang Securities Co., Ltd.	4,400	34,475
*	Harim Co., Ltd.	7,447	16,975
	Harim Holdings Co., Ltd.	17,304	99,418
	HB Technology Co., Ltd.	6,750	10,821
	HDC Holdings Co., Ltd.	12,379	109,475
	HDC Hyundai Engineering Plastics Co., Ltd.	4,188	21,448
	Helixmith Co., Ltd.	0	0

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Heung-A Shipping Co., Ltd.	31,939	$2,723
*	Heungkuk Fire & Marine Insurance Co., Ltd.	30,824	72,844
	Hite Jinro Co., Ltd.	3,025	89,826
	Hitejinro Holdings Co., Ltd.	5,594	72,362
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	39,102
*	HLB, Inc.	1,312	107,565
	HLscience Co., Ltd.	648	24,916
*	HMM Co., Ltd.	14,297	113,928
*	HNT Electronics Co., Ltd.	9,956	6,317
*	Homecast Co., Ltd.	5,319	13,966
	Hotel Shilla Co., Ltd.	7,630	502,966
	HS Industries Co., Ltd.	26,890	168,391
	HS R&A Co., Ltd.	19,658	33,854
*	HSD Engine Co., Ltd.	7,191	29,188
	Huchems Fine Chemical Corp.	3,651	74,010
*	Hugel, Inc.	303	56,432
*	Humax Co., Ltd.	1	4
	Humedix Co., Ltd.	249	4,777
*	Huneed Technologies	3,729	18,308
	Huons Co., Ltd.	1,995	98,610
	Huons Global Co., Ltd.	2,188	54,571
	Huvis Corp.	5,615	39,785
	Huvitz Co., Ltd.	2,773	16,718
	Hwa Shin Co., Ltd.	11,960	28,125
	Hwacheon Machine Tool Co., Ltd.	773	20,771
	Hwangkum Steel & Technology Co., Ltd.	3,708	21,193
	Hwaseung Enterprise Co., Ltd.	4,866	56,092
	HwaSung Industrial Co., Ltd.	3,868	41,037
	Hy-Lok Corp.	5,324	49,325
*	Hyosung Advanced Materials Corp.	1,225	145,423
	Hyosung Chemical Corp.	872	97,667
	Hyosung Corp.	1,727	113,228
	Hyosung TNC Co., Ltd.	1,183	150,215
	Hyundai Bioland Co., Ltd.	1,295	25,541
*	Hyundai Bioscience Co., Ltd.	1,480	14,436
	Hyundai BNG Steel Co., Ltd.	4,399	28,500
*	Hyundai Construction Equipment Co., Ltd.	5,034	111,368
	Hyundai Corp Holdings, Inc.	2,677	25,026
	Hyundai Corp.	3,245	39,699
	Hyundai Department Store Co., Ltd.	4,872	255,881
*	Hyundai Electric & Energy System Co., Ltd.	5,670	75,495
	Hyundai Elevator Co., Ltd.	3,810	125,616
	Hyundai Engineering & Construction Co., Ltd.	13,615	371,160
	Hyundai Glovis Co., Ltd.	6,371	946,829
	Hyundai Greenfood Co., Ltd.	25,790	165,885
	Hyundai Heavy Industries Holdings Co., Ltd.	1,925	366,331
	Hyundai Home Shopping Network Corp.	2,773	173,388
	Hyundai Hy Communications & Networks Co., Ltd.	19,724	54,558
	Hyundai Livart Furniture Co., Ltd.	5,250	71,552
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	715,528
	Hyundai Mipo Dockyard Co., Ltd.	9,112	226,754
	Hyundai Mobis Co., Ltd.	4,327	866,973
	Hyundai Motor Co.	10,134	1,483,374
	Hyundai Motor Securities Co., Ltd.	8,272	78,645
	Hyundai Pharmaceutical Co., Ltd.	2,593	13,661
*	Hyundai Rotem Co., Ltd.	4,390	58,009
	Hyundai Steel Co.	26,302	676,199
	Hyundai Telecommunication Co., Ltd.	3,896	23,960
	Hyundai Wia Corp.	7,420	275,542

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HyVision System, Inc.	4,057	$39,120
	ICD Co., Ltd.	3,937	50,080
	IDIS Holdings Co., Ltd.	2,459	28,390
*	IHQ, Inc.	30,632	36,555
*	Il Dong Pharmaceutical Co., Ltd.	1	15
*	Iljin Electric Co., Ltd.	4,435	10,606
	Iljin Holdings Co., Ltd.	11,581	49,191
	Iljin Materials Co., Ltd.	1,238	47,055
	Ilshin Spinning Co., Ltd.	489	29,666
	Ilsung Pharmaceuticals Co., Ltd.	145	9,960
	Ilyang Pharmaceutical Co., Ltd.	980	61,981
	iMarketKorea, Inc.	6,839	51,489
	InBody Co., Ltd.	2,830	38,152
	Industrial Bank of Korea	46,400	336,893
	INITECH Co., Ltd.	3,505	13,118
	Innocean Worldwide, Inc.	1,034	53,927
	InnoWireless, Inc.	675	30,155
*	Innox Advanced Materials Co., Ltd.	1,435	56,300
*	Insun ENT Co., Ltd.	3,661	29,483
*	Interflex Co., Ltd.	2,858	34,257
	Interojo Co., Ltd.	2,255	40,286
	Interpark Corp.	22,058	41,506
	INTOPS Co., Ltd.	5,178	74,585
*	Iones Co., Ltd.	1,757	11,889
	IS Dongseo Co., Ltd.	6,257	211,389
	i-SENS, Inc.	1,688	40,769
	ISU Chemical Co., Ltd.	6,754	63,157
	IsuPetasys Co., Ltd.	780	2,625
	It’s Hanbul Co., Ltd.	1,087	27,455
*	Jahwa Electronics Co., Ltd.	3,674	45,088
	JASTECH, Ltd.	1,642	10,997
*	Jayjun Cosmetic Co., Ltd.	2,056	4,576
	JB Financial Group Co., Ltd.	68,101	307,673
*	Jcontentree Corp.	1,184	25,877
*	Jeju Semiconductor Corp.	6,082	18,953
*	Jejuair Co., Ltd.	960	10,993
	Jinro Distillers Co., Ltd.	496	13,538
	Jinsung T.E.C.	6,512	57,518
	JLS Co., Ltd.	2,834	15,634
	Jusung Engineering Co., Ltd.	5,820	35,908
	JVM Co., Ltd.	366	10,837
	JW Holdings Corp.	2,720	12,729
	JW Life Science Corp.	3,481	55,446
	JW Pharmaceutical Corp.	609	16,642
	JYP Entertainment Corp.	10,173	277,459
	Kakao Corp.	513	149,586
*	Kanglim Co., Ltd.	6,120	8,405
	Kangnam Jevisco Co., Ltd.	1,448	20,505
	Kangwon Land, Inc.	5,689	106,153
	KAON Media Co., Ltd.	3,877	19,915
	KB Financial Group, Inc.	34,229	1,224,364
	KC Co., Ltd.	3,354	70,749
	KC Green Holdings Co., Ltd.	5,906	21,658
	KC Tech Co., Ltd.	2,444	48,272
	KCC Corp.	1,374	186,439
	KCC Engineering & Construction Co., Ltd.	3,099	19,333
*	KCC Glass Corp.	1,291	33,858
*	KEC Corp.	33,389	59,571
	KEPCO Engineering & Construction Co., Inc.	1,021	14,035

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Plant Service & Engineering Co., Ltd.	3,807	$92,505
	Keyang Electric Machinery Co., Ltd.	8,517	21,727
*	KEYEAST Co., Ltd.	4,910	46,410
	Kginicis Co., Ltd.	4,395	73,453
	KGMobilians Co., Ltd.	4,597	34,115
*	KH Vatec Co., Ltd.	1,405	21,186
	Kia Motors Corp.	45,193	2,026,867
	KINX, Inc.	620	44,747
	KISCO Corp.	6,754	27,687
	KISCO Holdings Co., Ltd.	3,626	37,154
	KISWIRE, Ltd.	2,601	31,806
*	Kiwi Media Group Co., Ltd.	35,862	889
	KIWOOM Securities Co., Ltd.	3,341	305,620
#*	KMW Co., Ltd.	6,055	335,630
	Kocom Co., Ltd.	2,542	13,662
	Koentec Co., Ltd.	5,183	38,740
	Koh Young Technology, Inc.	1,088	76,568
	Kolmar BNH Co., Ltd.	3,110	143,090
	Kolmar Korea Co., Ltd.	1,416	55,403
	Kolmar Korea Holdings Co., Ltd.	2,620	55,017
	Kolon Corp.	2,068	37,164
	Kolon Global Corp.	2,247	34,988
	Kolon Industries, Inc.	8,158	256,730
	Kolon Plastic, Inc.	1,808	6,112
	KoMiCo, Ltd.	1,570	51,052
	Korea Aerospace Industries, Ltd.	8,473	164,070
#	Korea Alcohol Industrial Co., Ltd.	2,502	28,143
	Korea Asset In Trust Co., Ltd.	32,495	105,983
	Korea Autoglass Corp.	4,404	54,840
	Korea Cast Iron Pipe Industries Co., Ltd.	2,701	19,060
*	Korea Circuit Co., Ltd.	4,852	54,304
*	Korea District Heating Corp.	936	30,078
*	Korea Electric Power Corp.	12,674	223,562
	Korea Electric Terminal Co., Ltd.	1,644	66,952
	Korea Export Packaging Industrial Co., Ltd.	855	13,994
	Korea Gas Corp.	5,196	125,677
*	Korea Information & Communications Co., Ltd.	4,537	33,389
	Korea Investment Holdings Co., Ltd.	13,070	798,341
*	Korea Line Corp.	53,180	75,168
	Korea Petrochemical Ind Co., Ltd.	1,452	249,615
	Korea Real Estate Investment & Trust Co., Ltd.	89,541	142,203
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,018	349,905
	Korea United Pharm, Inc.	846	35,850
	Korea Zinc Co., Ltd.	982	332,120
*	Korean Air Lines Co., Ltd.	32,770	581,875
	Korean Reinsurance Co.	46,168	302,840
	Kortek Corp.	4,073	28,889
	KPX Chemical Co., Ltd.	1,222	51,826
	KRTnet Corp.	7,492	28,009
	KSS LINE, Ltd.	6,720	55,245
	KT Corp., Sponsored ADR	2,500	24,050
	KT Corp.	2,588	50,545
*	KT Hitel Co., Ltd.	4,017	17,705
	KT Skylife Co., Ltd.	13,595	114,163
	KT Submarine Co., Ltd.	4,890	23,796
	KT&G Corp.	9,111	650,563
	KTB Investment & Securities Co., Ltd.	22,459	50,679
	KTCS Corp.	8,939	16,051
	Ktis Corp.	7,637	16,165

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kukbo Design Co., Ltd.	1,117	$15,128
	Kukdo Chemical Co., Ltd.	1,153	43,920
	Kumho Industrial Co., Ltd.	5,409	33,561
	Kumho Petrochemical Co., Ltd.	8,905	1,053,355
*	Kumho Tire Co., Inc.	25,262	79,376
	Kumkang Kind Co., Ltd.	6,650	25,235
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	89,508
	Kwang Myung Electric Co., Ltd.	8,801	15,034
	Kyeryong Construction Industrial Co., Ltd.	3,546	64,537
	Kyobo Securities Co., Ltd.	7,247	42,685
	Kyongbo Pharmaceutical Co., Ltd.	2,380	20,064
	Kyung Dong Navien Co., Ltd.	1,287	60,629
	Kyungbang Co., Ltd.	5,808	55,090
	KyungDong City Gas Co., Ltd.	710	11,701
	Kyungdong Pharm Co., Ltd.	2,620	21,458
	Kyung-In Synthetic Corp.	5,514	31,932
	LB Semicon, Inc.	13,039	105,767
	Leadcorp, Inc. (The)	9,326	56,585
	LEENO Industrial, Inc.	2,474	266,112
*	Leenos Corp.	5,398	5,005
	LF Corp.	8,861	114,775
	LG Chem, Ltd.	1,002	546,372
	LG Corp.	13,786	825,493
*	LG Display Co., Ltd., ADR	7,000	43,890
*	LG Display Co., Ltd.	42,650	532,550
	LG Electronics, Inc.	46,957	3,490,757
	LG Hausys, Ltd.	2,888	168,971
	LG HelloVision Co., Ltd.	18,251	61,398
	LG Household & Health Care, Ltd.	705	934,744
	LG Innotek Co., Ltd.	5,382	729,619
	LG International Corp.	14,844	203,520
	LG Uplus Corp.	102,528	1,003,705
	LIG Nex1 Co., Ltd.	2,825	70,062
*	Livefinancial Co., Ltd.	7,725	8,655
	LMS Co., Ltd.	1,405	11,655
*	Lock & Lock Co., Ltd.	4,679	43,121
*	LOT Vacuum Co., Ltd.	2,233	33,145
	Lotte Chemical Corp.	1,794	371,025
	Lotte Chilsung Beverage Co., Ltd.	1,425	108,504
	Lotte Confectionery Co., Ltd.	504	43,859
	Lotte Corp.	5,392	135,916
	LOTTE Fine Chemical Co., Ltd.	7,901	339,366
	Lotte Food Co., Ltd.	170	45,820
	LOTTE Himart Co., Ltd.	4,537	123,264
*	Lotte Non-Life Insurance Co., Ltd.	18,622	27,308
	Lotte Shopping Co., Ltd.	3,430	253,995
	LS Cable & System Asia, Ltd.	2,218	14,302
	LS Corp.	6,843	313,474
	LS Electric Co., Ltd.	5,025	220,647
*	Lumens Co., Ltd.	22,920	33,580
*	Lutronic Corp.	2,412	10,526
*	LVMC Holdings	22,015	59,421
	Macquarie Korea Infrastructure Fund	33,306	323,557
	Maeil Dairies Co., Ltd.	507	29,773
	Maeil Holdings Co., Ltd.	3,729	26,155
	Mando Corp.	14,967	475,719
*	Maniker Co., Ltd.	38,370	22,639
	Mcnex Co., Ltd.	7,768	227,871
*	ME2ON Co., Ltd.	7,916	40,469

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Medipost Co., Ltd.	780	$20,621
	Medy-Tox, Inc.	743	121,514
	MegaStudy Co., Ltd.	3,852	39,111
	MegaStudyEdu Co., Ltd.	5,139	157,101
	Meritz Financial Group, Inc.	13,458	112,072
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	356,356
	Meritz Securities Co., Ltd.	107,207	312,961
	Mi Chang Oil Industrial Co., Ltd.	191	10,579
	MiCo, Ltd.	14,070	188,257
	Minwise Co., Ltd.	2,233	29,337
	Mirae Asset Daewoo Co., Ltd.	55,574	414,051
	Mirae Asset Life Insurance Co., Ltd.	44,124	147,748
	Miwon Commercial Co., Ltd.	265	22,888
	Miwon Specialty Chemical Co., Ltd.	850	74,713
	MK Electron Co., Ltd.	6,706	54,075
*	MNTech Co., Ltd.	7,262	16,587
	Modetour Network, Inc.	1,405	17,260
	Moorim P&P Co., Ltd.	9,257	25,522
	Moorim Paper Co., Ltd.	10,458	21,679
	Motonic Corp.	5,664	56,847
	Mr Blue Corp.	3,539	29,148
	MS Autotech Co., Ltd.	5,769	30,909
*	Muhak Co., Ltd.	6,177	34,647
	Multicampus Co., Ltd.	681	21,792
	Namhae Chemical Corp.	8,559	60,046
*	Namsun Aluminum Co., Ltd.	2,629	9,218
*	Namuga Co., Ltd.	1,036	17,443
	Namyang Dairy Products Co., Ltd.	154	34,710
*	NanoenTek, Inc.	2,240	18,291
	Nasmedia Co., Ltd.	994	27,311
*	Naturecell Co., Ltd.	4,091	33,201
	NAVER Corp.	2,103	538,096
	NCSoft Corp.	531	364,842
	NeoPharm Co., Ltd.	1,610	38,499
*	Neowiz	2,740	50,870
	NEOWIZ HOLDINGS Corp.	3,257	44,522
	NEPES Corp.	4,262	107,782
*Ω	Netmarble Corp.	462	47,997
*	New Power Plasma Co., Ltd.	5,200	30,166
	Nexen Corp.	11,324	40,125
	Nexen Tire Corp.	18,390	85,195
	NH Investment & Securities Co., Ltd.	25,468	215,771
*	NHN Corp.	1,965	120,926
	NHN KCP Corp.	3,853	228,895
	NICE Holdings Co., Ltd.	9,644	153,693
	Nice Information & Telecommunication, Inc.	3,138	64,372
	NICE Information Service Co., Ltd.	13,197	227,227
	NICE Total Cash Management Co., Ltd.	8,267	42,034
*	NK Co., Ltd.	23,922	21,415
	Nong Shim Holdings Co., Ltd.	1,008	64,441
	Nong Woo Bio Co., Ltd.	4,537	38,757
	NongShim Co., Ltd.	823	209,468
	Noroo Holdings Co., Ltd.	946	7,644
	NOROO Paint & Coatings Co., Ltd.	2,394	14,796
	NPC	3,679	9,669
	NS Shopping Co., Ltd.	5,600	60,642
	Nuri Telecom Co., Ltd.	2,417	15,184
*	OCI Co., Ltd.	7,075	389,538
	Opto Device Technology Co., Ltd.	4,785	21,294

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	OptoElectronics Solutions Co., Ltd.	1,454	$56,644
	OPTRON-TEC, Inc.	7,896	43,285
	Orion Corp.	660	63,222
	Orion Holdings Corp.	10,473	114,843
*	Osstem Implant Co., Ltd.	3,792	130,412
*	Osung Advanced Materials Co., Ltd.	14,883	44,322
	Ottogi Corp.	65	30,472
	Paik Kwang Industrial Co., Ltd.	8,901	24,168
*	Pan Ocean Co., Ltd.	91,797	292,276
	Pan-Pacific Co., Ltd.	10,094	13,873
	Paradise Co., Ltd.	9,127	103,009
	Partron Co., Ltd.	14,316	123,241
*	Paru Co., Ltd.	4,569	11,719
*	Pearl Abyss Corp.	1,357	241,335
	Pharma Research Products Co., Ltd.	626	33,298
*	Pharmicell Co., Ltd.	3,390	52,940
	PI Advanced Materials Co., Ltd.	4,953	126,185
*	PNE Solution Co., Ltd.	1,805	28,660
*	Pobis TNC Co., Ltd.	21,844	17,701
	Poongsan Corp.	9,909	215,540
	Poongsan Holdings Corp.	2,022	46,553
	POSCO, Sponsored ADR	8,667	401,369
	POSCO	5,988	1,105,410
	POSCO Chemical Co., Ltd.	1,090	71,654
	Posco ICT Co., Ltd.	13,262	78,534
	Posco International Corp.	26,084	308,071
	Posco M-Tech Co., Ltd.	8,384	31,252
	Power Logics Co., Ltd.	15,187	106,286
	Protec Co., Ltd.	1,765	41,891
	PSK, Inc.	5,465	150,436
	Pulmuone Co., Ltd.	7,670	106,089
	Pungkuk Alcohol Industry Co., Ltd.	731	12,825
	Pyeong Hwa Automotive Co., Ltd.	4,745	31,861
*	Redrover Co., Ltd.	23,349	2,354
	RFHIC Corp.	897	27,584
	S&S Tech Corp.	3,957	118,507
	S&T Dynamics Co., Ltd.	5,786	26,639
	S&T Holdings Co., Ltd.	3,716	45,497
	S&T Motiv Co., Ltd.	4,395	196,434
*	S.Y. Co., Ltd.	4,807	15,289
	S-1 Corp.	4,169	299,625
	Sajo Industries Co., Ltd.	1,127	28,241
	Sajodaerim Corp.	4,017	47,762
	Sam Chun Dang Pharm Co., Ltd.	1,284	60,614
*	SAM KANG M&T Co., Ltd.	3,817	51,266
	Sam Kwang Glass Co., Ltd.	1,543	51,824
	Sam Young Electronics Co., Ltd.	7,143	49,309
	Sam Yung Trading Co., Ltd.	3,582	43,218
	Sambo Corrugated Board Co., Ltd.	727	5,372
*	Sambo Motors Co., Ltd.	5,206	29,498
*	Sambon Electronics Co., Ltd.	12,547	18,515
*	Sambu Engineering & Construction Co., Ltd.	49,853	166,418
	Samchully Co., Ltd.	644	43,363
	Samho Development Co., Ltd.	8,173	28,777
	SAMHWA Paints Industrial Co., Ltd.	4,214	18,180
	Samick Musical Instruments Co., Ltd.	36,753	44,086
	Samji Electronics Co., Ltd.	3,286	31,872
	Samjin LND Co., Ltd.	8,627	25,398
	Samjin Pharmaceutical Co., Ltd.	4,150	94,716

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Samkee Corp.	9,415	$25,394
	Sammok S-Form Co., Ltd.	3,450	22,877
	SAMPYO Cement Co., Ltd.	17,261	51,726
*Ω	Samsung Biologics Co., Ltd.	144	87,019
	Samsung C&T Corp.	6,559	642,492
	Samsung Card Co., Ltd.	7,651	198,563
	Samsung Electro-Mechanics Co., Ltd.	8,574	1,019,089
	Samsung Electronics Co., Ltd.	661,530	33,252,208
*	Samsung Engineering Co., Ltd.	42,242	441,699
	Samsung Fire & Marine Insurance Co., Ltd.	6,790	1,073,608
*	Samsung Heavy Industries Co., Ltd.	70,247	315,758
	Samsung Life Insurance Co., Ltd.	10,891	609,592
*	Samsung Pharmaceutical Co., Ltd.	11,337	35,536
	Samsung Publishing Co., Ltd.	1,330	28,171
	Samsung SDI Co., Ltd.	743	292,695
	Samsung SDS Co., Ltd.	1,616	241,145
	Samsung Securities Co., Ltd.	17,973	511,967
	SAMT Co., Ltd.	23,178	45,448
	Samwha Capacitor Co., Ltd.	3,391	152,528
	Samyang Corp.	1,345	57,329
	Samyang Foods Co., Ltd.	1,333	113,928
	Samyang Holdings Corp.	1,645	90,198
	Samyang Tongsang Co., Ltd.	608	33,177
	Sangsangin Co., Ltd.	17,827	92,060
	Sangsin Energy Display Precision Co., Ltd.	2,886	32,221
	SaraminHR Co., Ltd.	2,179	44,978
	SAVEZONE I&C Corp.	7,852	18,710
*	SBS Media Holdings Co., Ltd.	14,920	21,683
*	SBW	106,312	57,579
*	S-Connect Co., Ltd.	9,219	17,314
	Seah Besteel Corp.	6,421	53,452
	SeAH Steel Corp.	668	48,570
	SeAH Steel Holdings Corp.	745	29,568
	Sebang Co., Ltd.	5,642	44,936
	Sebang Global Battery Co., Ltd.	3,462	84,124
	Seegene, Inc.	4,205	962,990
	Sejong Industrial Co., Ltd.	5,251	40,138
*	Sejong Telecom, Inc.	135,194	35,526
	Sekonix Co., Ltd.	8,087	40,768
	S-Energy Co., Ltd.	3,217	21,762
*	Seobu T&D	13,398	72,213
	Seohan Co., Ltd.	37,879	45,921
	Seohee Construction Co., Ltd.	22,413	22,480
	Seojin System Co., Ltd.	3,717	115,909
*	Seoul Auction Co., Ltd.	1,148	4,562
	Seoul Semiconductor Co., Ltd.	10,202	157,859
	SEOWONINTECH Co., Ltd.	3,132	17,422
	Seoyon Co., Ltd.	5,803	46,768
	Seoyon E-Hwa Co., Ltd.	6,608	25,849
*	Sewon Cellontech Co., Ltd.	6,708	16,044
	SEWOONMEDICAL Co., Ltd.	3,757	11,740
	SFA Engineering Corp.	10,342	333,762
*	SFA Semicon Co., Ltd.	47,418	207,174
*	SG Corp.	32,481	16,576
*	SH Energy & Chemical Co., Ltd.	26,194	18,114
*	Shin Poong Pharmaceutical Co., Ltd.	491	54,637
	Shindaeyang Paper Co., Ltd.	852	38,499
	Shinhan Financial Group Co., Ltd.	55,193	1,497,503
	Shinhan Financial Group Co., Ltd., ADR	2,400	64,584

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinil Electronics Co., Ltd.	16,283	$25,779
	Shinsegae Engineering & Construction Co., Ltd.	1,276	24,660
	Shinsegae Food Co., Ltd.	604	27,633
	Shinsegae International, Inc.	326	41,013
	Shinsegae, Inc.	2,377	438,433
*	Shinsung E&G Co., Ltd.	18,108	47,901
*	Shinsung Tongsang Co., Ltd.	23,223	38,474
	Shinwha Intertek Corp.	10,450	23,884
*	Shinwon Corp.	22,158	26,551
	Shinyoung Securities Co., Ltd.	2,250	91,131
	SHOWBOX Corp.	11,923	28,379
*	Signetics Corp.	17,051	10,475
	SIGONG TECH Co., Ltd.	2,357	9,654
	Silicon Works Co., Ltd.	1,734	69,919
	Silla Co., Ltd.	3,447	28,220
	SIMMTECH Co., Ltd.	13,854	207,979
	SIMPAC, Inc.	9,536	19,126
	Sindoh Co., Ltd.	2,160	42,183
	SK Chemicals Co., Ltd.	834	255,910
	SK D&D Co., Ltd.	1,460	52,627
	SK Discovery Co., Ltd.	3,610	201,564
	SK Gas, Ltd.	1,661	154,735
	SK Holdings Co., Ltd.	4,029	656,116
	SK Hynix, Inc.	79,671	5,652,088
	SK Innovation Co., Ltd.	6,591	736,699
	SK Materials Co., Ltd.	1,223	240,877
	SK Networks Co., Ltd.	72,535	290,950
	SK Securities Co., Ltd.	195,298	121,016
	SK Telecom Co., Ltd.	1,056	200,265
	SKC Co., Ltd.	3,097	202,104
	SL Corp.	5,505	70,672
*	SM Entertainment Co., Ltd.	2,671	68,538
*	S-MAC Co., Ltd.	15,582	24,834
*	SMEC Co., Ltd.	5,759	10,528
*	SNU Precision Co., Ltd.	3,896	13,315
	S-Oil Corp.	2,276	109,915
*	Solborn, Inc.	4,032	14,291
*	Solid, Inc.	6,762	52,673
	Songwon Industrial Co., Ltd.	7,973	100,407
*	Soulbrain Co., Ltd.	2,415	462,729
	Soulbrain Holdings Co., Ltd.	2,987	113,857
	SPC Samlip Co., Ltd.	717	40,072
	SPG Co., Ltd.	5,210	32,448
	Spigen Korea Co., Ltd.	420	23,155
	Ssangyong Cement Industrial Co., Ltd.	45,960	225,283
	Suheung Co., Ltd.	1,837	79,774
	Sun Kwang Co., Ltd.	1,942	40,381
*	SundayToz Corp.	801	13,837
	Sung Bo Chemicals Co., Ltd.	5,041	18,055
	Sung Kwang Bend Co., Ltd.	9,320	48,682
*	Sungchang Enterprise Holdings, Ltd.	23,155	34,317
	Sungdo Engineering & Construction Co., Ltd.	5,057	17,659
	Sungshin Cement Co., Ltd.	6,391	37,059
	Sungwoo Hitech Co., Ltd.	18,816	59,146
	Sunjin Co., Ltd.	4,911	43,531
*	Suprema, Inc.	529	12,790
*	Synergy Innovation Co., Ltd.	6,588	18,234
*	Synopex, Inc.	18,521	76,046
	Systems Technology, Inc.	1,656	21,743

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Tae Kyung Industrial Co., Ltd.	6,193	$27,349
	Taekwang Industrial Co., Ltd.	162	101,981
*	Taewoong Co., Ltd.	5,246	59,961
	Taeyoung Engineering & Construction Co., Ltd.	10,872	96,324
	Taeyung BK Co Ltd.	5,855	17,927
*	Taihan Electric Wire Co., Ltd.	11,757	9,074
*	Taihan Fiberoptics Co., Ltd.	3,210	10,089
*	Taihan Textile Co., Ltd.	1,792	54,172
	Tailim Packaging Co., Ltd.	6,595	29,536
	TechWing, Inc.	4,186	64,869
*	Telcon RF Pharmaceutical, Inc.	5,754	30,706
	TES Co., Ltd.	1,400	30,765
*	Theragen Etex Co., Ltd.	1,772	15,467
*	Thinkware Systems Corp.	2,160	17,784
*	TK Chemical Corp.	10,111	15,029
	TK Corp.	8,187	42,972
	Tokai Carbon Korea Co., Ltd.	1,461	119,483
	Tongyang Life Insurance Co., Ltd.	18,908	52,810
	Tongyang, Inc.	65,030	63,922
	Top Engineering Co., Ltd.	3,089	24,853
	Toptec Co., Ltd.	2,009	26,890
	Tovis Co., Ltd.	5,714	30,437
	TS Corp.	2,480	40,543
*	Tuksu Construction Co., Ltd.	4,579	25,888
*	TY Holdings Co., Ltd.	10,482	187,980
	Ubiquoss, Inc.	666	17,890
	UIL Co., Ltd.	4,913	16,472
	Uju Electronics Co., Ltd.	1,734	42,372
*	Uni-Chem Co., Ltd.	14,391	16,724
	Unick Corp.	2,721	18,837
	Unid Co., Ltd.	2,127	81,652
	Union Semiconductor Equipment & Materials Co., Ltd.	6,126	36,306
	Uniquest Corp.	3,608	32,276
	UniTest, Inc.	3,123	60,946
	UTI, Inc.	1,544	16,559
	Value Added Technology Co., Ltd.	2,552	46,706
*	Viatron Technologies, Inc.	3,044	23,134
	Vieworks Co., Ltd.	1,617	41,172
	Visang Education, Inc.	2,929	16,489
	Vitzrocell Co., Ltd.	1,842	28,495
*	Vivien Corp.	2,130	5,905
*	VT GMP Co., Ltd.	4,452	31,925
*	W Holding Co., Ltd.	36,772	10,108
*	Webzen, Inc.	2,491	70,620
	Wellbiotec Co., Ltd.	0	0
	Wemade Co., Ltd.	967	33,989
	Whanin Pharmaceutical Co., Ltd.	3,091	39,602
*	WillBes & Co. (The)	10,683	11,088
	Winix, Inc.	3,912	68,504
*	Winpac, Inc.	11,956	18,310
	WiSoL Co., Ltd.	11,563	152,317
*	WIZIT Co., Ltd.	16,810	10,188
*	Wonik Holdings Co., Ltd.	19,365	72,096
*	WONIK IPS Co., Ltd.	1,374	39,200
	Wonik Materials Co., Ltd.	2,336	54,567
*	Wonik QnC Corp.	1,340	17,781
	Woojin, Inc.	3,421	12,818
	Woori Financial Group, Inc.	114,005	900,139
*	Woori Investment Bank Co., Ltd.	75,439	34,286

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Woori Technology, Inc.	10,028	$10,244
*	Wooridul Pharmaceutical, Ltd.	2,862	32,584
	Woorison F&G Co., Ltd.	11,019	19,119
	Woory Industrial Co., Ltd.	2,626	38,725
*	Woosu AMS Co., Ltd.	8,567	59,706
	WooSung Feed Co., Ltd.	6,316	16,763
*	Woowon Development Co., Ltd.	4,128	19,542
	Y G-1 Co., Ltd.	9,561	42,432
*	YG Entertainment, Inc.	1,090	37,590
	Yonwoo Co., Ltd.	1,289	21,291
	Yoosung Enterprise Co., Ltd.	3,387	8,079
	Youlchon Chemical Co., Ltd.	2,627	35,280
	Young Poong Corp.	243	103,633
	Young Poong Precision Corp.	5,214	34,939
	Youngone Corp.	8,569	215,536
	Youngone Holdings Co., Ltd.	1,902	59,966
*	Yuanta Securities Korea Co., Ltd.	54,168	129,638
	Yuhan Corp.	4,045	212,869
*	Yungjin Pharmaceutical Co., Ltd.	10,091	63,545
*	Yuyang DNU Co., Ltd.	23,863	9,621
	Zeus Co., Ltd.	2,774	43,587

TOTAL SOUTH KOREA			136,010,062

SPAIN — (1.3%)
	Acciona SA	14,249	1,439,670
*	Acerinox SA	47,638	378,163
	ACS Actividades de Construccion y Servicios SA	45,666	1,085,514
*Ω	Aena SME SA	8,581	1,156,167
	Alantra Partners SA	733	9,371
	Almirall SA	7,157	76,553
	Amadeus IT Group SA	51,006	2,430,240
*	Amper SA	289,548	58,984
*	Applus Services SA	73,587	576,811
	Atresmedia Corp. de Medios de Comunicacion SA	40,947	107,326
*	Azkoyen SA	6,948	33,027
	Banco Bilbao Vizcaya Argentaria SA	481,436	1,389,015
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	76,805
	Banco de Sabadell SA	2,610,769	798,917
*	Banco Santander SA	1,040,388	2,083,434
	Banco Santander SA	112,382	217,225
	Bankia SA	478,295	588,388
	Bankinter SA	188,255	707,489
	CaixaBank SA	448,653	818,608
Ω	Cellnex Telecom SA	11,094	712,134
	Cia de Distribucion Integral Logista Holdings SA	24,479	413,290
	CIE Automotive SA	19,308	377,867
*	Construcciones y Auxiliar de Ferrocarriles SA	6,226	197,250
	Ebro Foods SA	24,428	546,941
*	eDreams ODIGEO SA	19,877	51,443
	Elecnor SA	10,479	106,956
	Enagas SA	75,631	1,632,402
#*	Ence Energia y Celulosa SA	51,136	114,220
	Endesa SA	37,612	1,009,101
#	Ercros SA	55,534	115,254
Ω	Euskaltel SA	38,038	361,672
	Faes Farma SA	119,899	451,850
	Ferrovial SA	11,715	253,718
	Fluidra SA	13,851	250,277
	Fomento de Construcciones y Contratas SA	16,634	140,777

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
Ω	Global Dominion Access SA	61,555	$218,983
	Grifols SA	15,694	424,117
	Grupo Catalana Occidente SA	12,112	279,425
#	Grupo Empresarial San Jose SA	5,388	25,190
	Iberdrola SA	559,782	6,609,669
#*	Indra Sistemas SA	57,644	345,698
	Industria de Diseno Textil SA	74,806	1,846,910
*	Laboratorios Farmaceuticos Rovi SA	1,221	43,547
*	Liberbank SA	886,100	237,115
	Mapfre SA	267,145	403,074
*	Mediaset Espana Comunicacion SA	89,514	299,264
*	Melia Hotels International SA	48,424	179,468
	Miquel y Costas & Miquel SA	12,924	176,928
	Naturgy Energy Group SA	71,603	1,330,250
#*	Obrascon Huarte Lain SA	47,065	31,653
	Pharma Mar SA	3,529	473,713
*	Promotora de Informaciones SA, Class A	69,984	52,292
	Prosegur Cia de Seguridad SA	114,510	262,292
*	Quabit Inmobiliaria SA	42,123	16,012
*	Realia Business SA	44,100	31,365
	Red Electrica Corp. SA	58,838	1,036,401
	Repsol SA	194,493	1,221,040
	Sacyr SA	142,385	242,142
	Siemens Gamesa Renewable Energy SA	9,784	277,663
*	Solaria Energia y Medio Ambiente SA	11,078	215,531
*Ω	Talgo SA	16,592	59,044
*	Tecnicas Reunidas SA	8,714	69,878
#	Telefonica SA, Sponsored ADR	6,751	22,413
	Telefonica SA	417,079	1,356,771
*	Tubacex SA	32,678	36,154
*Ω	Unicaja Banco SA	407,078	260,662
	Vidrala SA	8,756	836,232
	Viscofan SA	23,792	1,606,269
*	Vocento SA	5,805	4,276
	Zardoya Otis SA	55,531	339,237

TOTAL SPAIN.			41,637,537

SWEDEN — (2.2%)
*	AAK AB	9,365	182,263
Ω	AcadeMedia AB	40,463	325,623
*	Adapteo Oyj	19,462	178,758
*	AddLife AB, Class B	16,692	250,833
*	AddNode Group AB	7,440	183,592
	AddTech AB, Class B	86,084	951,321
*	AF Poyry AB	25,821	590,023
*	Alfa Laval AB	71,422	1,450,708
Ω	Alimak Group AB	11,144	137,101
*	Arise AB	2,960	11,444
	Arjo AB, Class B	96,105	683,172
	Assa Abloy AB, Class B	20,915	448,260
	Atlas Copco AB, Class A	43,228	1,908,134
	Atlas Copco AB, Class B	25,121	962,531
	Atrium Ljungberg AB, Class B	12,573	203,118
*Ω	Attendo AB	43,919	201,240
	Avanza Bank Holding AB	32,635	621,576
	Axfood AB	17,325	402,688
	Beijer Alma AB	20,027	261,259
*	Beijer Electronics Group AB	9,101	35,824
	Beijer Ref AB	17,626	488,007

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Bergman & Beving AB	10,482	$94,284
	Besqab AB	1,464	21,103
	Betsson AB	56,195	428,179
*	Bilia AB, Class A	44,791	595,792
	BillerudKorsnas AB	90,898	1,419,924
	BioArctic AB	0	0
	BioGaia AB, Class B	5,910	280,444
*	Biotage AB	11,182	186,257
	Boliden AB	42,720	1,164,936
*	Bonava AB, Class B	38,700	300,748
Ω	Bravida Holding AB	31,771	366,319
*	Bufab AB	14,774	220,155
*	Bulten AB	5,345	44,784
	Bure Equity AB	26,553	770,506
*	Byggmax Group AB	33,815	167,104
	Castellum AB	19,879	413,894
	Catena AB	5,700	231,987
*	Cavotec SA	12,443	25,902
*	Clas Ohlson AB, Class B	10,924	96,659
*	Cloetta AB, Class B	103,165	242,481
*	Collector AB	4,634	7,496
*	Concentric AB	13,349	221,182
*Ω	Coor Service Management Holding AB	6,606	42,446
	Corem Property Group AB, Class B	16,942	32,806
	Dios Fastigheter AB	27,940	195,626
*Ω	Dometic Group AB	78,050	843,680
*	Doro AB	6,889	32,167
*	Duni AB	13,942	122,029
Ω	Dustin Group AB	28,097	178,688
	Eastnine AB	6,403	78,795
*	Elanders AB, Class B	2,784	25,194
#	Electrolux AB, Class B	71,713	1,617,012
*	Electrolux Professional AB, Class B	71,713	270,341
	Elekta AB, Class B	33,319	389,699
*Ω	Eltel AB	29,981	69,689
*	Enea AB	5,103	91,222
#	Epiroc AB, Class A	48,649	726,408
	Epiroc AB, Class B	30,082	430,643
	Essity AB, Class A	2,277	68,962
#	Essity AB, Class B	48,104	1,392,288
Ω	Evolution Gaming Group AB	12,068	895,087
*	eWork Group AB	2,020	16,598
	Fabege AB	25,874	326,708
*	Fagerhult AB	18,220	82,377
#*	Fastighets AB Balder, Class B	6,995	329,210
#	FastPartner AB, Class A	7,965	66,039
#*	Fenix Outdoor International AG	1,057	109,649
#*	Fingerprint Cards AB, Class B	33,245	56,072
	Getinge AB, Class B	28,116	550,510
#*	Granges AB	23,999	216,475
*	Gunnebo AB	20,442	56,873
*	Haldex AB	18,099	73,772
	Heba Fastighets AB, Class B	3,227	37,693
#	Hennes & Mauritz AB, Class B	73,463	1,194,391
*	Hexagon AB, Class B	8,874	650,439
#*	Hexpol AB	81,515	717,933
*	HMS Networks AB	3,451	75,585
#*Ω	Hoist Finance AB	27,317	97,562
	Holmen AB, Class B	13,019	493,022

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Hufvudstaden AB, Class A	16,447	$214,718
*	Humana AB	5,141	30,576
	Husqvarna AB, Class A	6,466	65,376
	Husqvarna AB, Class B	97,859	1,009,083
#	ICA Gruppen AB	13,136	621,836
*	Indutrade AB	18,684	945,951
#	International Petroleum Corp	24,508	38,262
	Intrum AB	17,623	430,652
*	Inwido AB	29,409	311,205
#*	ITAB Shop Concept AB, Class B	6,100	8,744
	JM AB	23,343	674,143
	Kindred Group P.L.C.	70,894	539,301
#	Klovern AB, Class B	126,359	192,543
*	KNOW IT AB	16,180	442,672
	Kungsleden AB	42,802	363,209
	Lagercrantz Group AB, Class B	58,890	362,967
	Lifco AB, Class B	4,400	322,087
	Lindab International AB	33,771	521,342
*	Loomis AB	47,522	1,059,921
#	Lundin Energy AB	16,381	313,153
#*	Medivir AB, Class B	4,452	7,036
*	Mekonomen AB	18,686	181,207
	Millicom International Cellular SA	25,021	734,847
*	Modern Times Group MTG AB, Class B	35,939	478,654
*	Momentum Group AB, Class B	11,880	163,085
	Mycronic AB	12,054	254,322
*	NCC AB, Class B	21,254	338,734
*	Nederman Holding AB	851	11,454
*	New Wave Group AB, Class B	25,425	114,707
*	Nibe Industrier AB, Class B	8,037	193,521
*	Nobia AB	70,790	426,680
*Ω	Nobina AB	51,787	283,981
*	Nolato AB, Class B	6,962	579,072
*	Nordic Entertainment Group AB, Class B	16,556	591,013
*Ω	Nordic Waterproofing Holding A.S.	11,053	151,719
	NP3 Fastigheter AB	8,033	93,616
*	Nyfosa AB	41,855	346,067
*	OEM International AB, Class B	1,210	36,807
#*	Pandox AB	28,379	283,323
*	Peab AB, Class B	106,789	988,331
	Platzer Fastigheter Holding AB, Class B	7,438	71,261
#	Pricer AB, Class B	56,354	168,391
*	Proact IT Group AB	5,567	132,467
#*	Qliro AB	4,541	17,096
#*	Qliro Group AB	45,419	32,216
	Ratos AB, Class B	103,114	375,679
#*	RaySearch Laboratories AB	6,442	54,533
*	Recipharm AB, Class B	32,886	529,561
Ω	Resurs Holding AB	53,508	244,614
	Rottneros AB	37,562	33,674
*	Saab AB, Class B	22,869	524,629
	Sagax AB, Class B	16,460	258,535
#	Samhallsbyggnadsbolaget i Norden AB	209,426	576,369
*	Sandvik AB	41,466	739,135
#*	SAS AB	132,918	23,376
#*	SAS AB	1,196,262	131,478
*	Scandi Standard AB	26,009	176,090
#*Ω	Scandic Hotels Group AB	35,127	89,109
	Sectra AB, Class B	6,510	396,657

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Securitas AB, Class B	68,998	$973,971
*	Semcon AB	7,306	52,603
*	Sensys Gatso Group AB	93,608	14,341
*Ω	Sinch AB	358	33,986
*	Skandinaviska Enskilda Banken AB, Class A	107,099	919,042
	Skanska AB, Class B	81,113	1,521,320
	SKF AB, Class A	2,558	52,464
	SKF AB, Class B	68,177	1,395,649
#	SkiStar AB	14,757	165,413
	SSAB AB, Class A	2,266	6,858
*	SSAB AB, Class A	76,315	221,459
	SSAB AB, Class B	12,844	34,604
*	SSAB AB, Class B	174,516	470,792
*	Svenska Cellulosa AB SCA, Class A	4,431	61,300
*	Svenska Cellulosa AB SCA, Class B	95,602	1,293,162
*	Svenska Handelsbanken AB, Class A	101,554	822,860
#*	Svenska Handelsbanken AB, Class B	3,513	33,913
	Sweco AB, Class B	7,615	383,188
*	Swedbank AB, Class A	59,720	934,953
	Swedish Match AB	9,222	693,334
*	Swedish Orphan Biovitrum AB	19,173	330,658
*	Systemair AB	3,698	103,837
	Tele2 AB, Class B	31,373	370,267
	Telefonaktiebolaget LM Ericsson, Class A	1,788	21,352
	Telefonaktiebolaget LM Ericsson, Class B	82,205	917,779
	Telia Co. AB	251,519	962,349
*Ω	Thule Group AB	21,505	703,612
*	Trelleborg AB, Class B	61,043	1,015,741
	Troax Group AB	14,558	237,292
*	VBG Group AB, Class B	736	11,569
*	Vitrolife AB	5,310	129,176
*	Volvo AB, Class A	37,610	730,141
*	Volvo AB, Class B	272,897	5,304,350
	Wallenstam AB, Class B	24,992	331,296
	Wihlborgs Fastigheter AB	29,594	533,415

TOTAL SWEDEN			71,520,134

SWITZERLAND — (5.1%)
	ABB, Ltd.	150,336	3,647,904
	Adecco Group AG	42,594	2,088,551
*	Alcon, Inc.	33,938	1,929,002
	Allreal Holding AG	6,472	1,370,765
	ALSO Holding AG	2,341	547,716
*	ams AG	64,780	1,387,048
*	APG SGA SA	491	95,536
*	Arbonia AG	23,817	264,433
*	Aryzta AG	468,415	235,110
*	Ascom Holding AG	13,667	163,861
*	Autoneum Holding AG	1,342	166,135
	Bachem Holding AG, Class B	653	263,975
	Baloise Holding AG	12,833	1,754,980
	Banque Cantonale de Geneve	767	136,841
	Banque Cantonale Vaudoise	9,286	899,815
	Barry Callebaut AG	517	1,067,419
	Belimo Holding AG	61	453,639
	Bell Food Group AG	922	233,718
	Bellevue Group AG	5,086	133,703
	Berner Kantonalbank AG	2,293	521,786
	BKW AG	5,720	568,194

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bobst Group SA	5,079	$244,378
	Bossard Holding AG, Class A	3,940	640,084
	Bucher Industries AG	2,792	1,076,378
	Burckhardt Compression Holding AG	883	221,079
	Burkhalter Holding AG	1,875	120,565
*	Calida Holding AG	2,268	67,803
*	Carlo Gavazzi Holding AG	249	40,739
	Cembra Money Bank AG	9,320	1,035,487
	Chocoladefabriken Lindt & Spruengli AG	11	950,998
#	Cicor Technologies, Ltd.	1,175	52,957
	Cie Financiere Richemont SA	29,911	1,869,550
	Cie Financiere Tradition SA	926	106,637
	Clariant AG	80,561	1,382,081
	Coltene Holding AG	2,199	169,620
	Conzzeta AG	651	656,194
	Credit Suisse Group AG	172,760	1,629,363
	Credit Suisse Group AG, Sponsored ADR	96,272	905,921
	Daetwyler Holding AG	2,283	510,752
	DKSH Holding AG	16,451	1,058,459
#	dormakaba Holding AG	982	451,517
*	Dottikon Es Holding AG	65	83,640
#*	Dufry AG	19,805	747,856
	EFG International AG	52,782	286,211
	Emmi AG	960	906,816
	EMS-Chemie Holding AG	697	613,066
*	Feintool International Holding AG	1,181	60,581
*	Flughafen Zurich AG	7,710	1,040,490
	Forbo Holding AG	430	658,370
Ω	Galenica AG	3,960	249,725
#*	GAM Holding AG	86,789	140,267
	Geberit AG	5,062	2,881,135
	Georg Fischer AG	1,751	1,768,593
	Givaudan SA	314	1,280,472
	Gurit Holding AG	219	458,659
	Helvetia Holding AG	16,117	1,263,785
*	Hiag Immobilien Holding AG	1,172	118,888
*	HOCHDORF Holding AG	378	23,872
	Huber & Suhner AG	6,967	502,425
#	Implenia AG	8,365	167,779
*	Ina Invest Holding AG	1,673	31,102
	Inficon Holding AG	699	513,241
	Interroll Holding AG	231	620,657
	Intershop Holding AG	364	223,204
	Investis Holding SA	981	94,074
	Julius Baer Group, Ltd.	58,912	2,621,892
*	Jungfraubahn Holding AG	732	81,149
	Kardex Holding AG	3,616	638,441
*	Komax Holding AG	1,351	244,702
#	Kudelski SA	13,192	46,570
	Kuehne + Nagel International AG	6,968	1,392,646
	LafargeHolcim, Ltd.	61,423	2,636,252
	LafargeHolcim, Ltd.	6,741	289,764
*	Landis & Gyr Group AG	1,754	97,960
*	Lastminute.com NV	1,562	26,645
	LEM Holding SA	135	244,718
	Liechtensteinische Landesbank AG	5,570	314,417
#	Logitech International SA	19,841	1,679,541
	Lonza Group AG	4,802	2,909,580
	Luzerner Kantonalbank AG	1,367	581,736

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Meier Tobler Group AG	2,640	$26,318
	Metall Zug AG	79	97,621
*	Meyer Burger Technology AG	70,281	18,796
*	Mikron Holding AG	2,756	13,971
	Mobilezone Holding AG	16,695	156,373
	Mobimo Holding AG	3,281	948,156
	Nestle SA	285,492	32,111,537
	Novartis AG, Sponsored ADR	20,738	1,619,223
	Novartis AG	100,236	7,810,648
	OC Oerlikon Corp. AG	82,861	576,785
#*	Orascom Development Holding AG	6,059	52,577
#	Orior AG	2,610	190,269
	Partners Group Holding AG	2,148	1,933,857
	Phoenix Mecano AG	337	153,120
	Plazza AG, Class A	322	101,131
	PSP Swiss Property AG	9,078	1,097,766
	Rieter Holding AG	1,440	124,003
	Roche Holding AG	2,616	842,878
	Roche Holding AG	58,789	18,890,748
	Romande Energie Holding SA	61	75,012
	Schaffner Holding AG	112	23,446
	Schindler Holding AG	2,161	555,469
	Schweiter Technologies AG	520	710,204
	SFS Group AG	5,236	488,753
	SGS SA	757	1,890,843
	Siegfried Holding AG	1,662	1,052,227
	SIG Combibloc Group AG	52,974	1,089,610
	Sika AG	19,260	4,738,052
*	Sonova Holding AG	4,942	1,173,072
	St Galler Kantonalbank AG	1,249	527,071
	Straumann Holding AG	303	316,287
	Sulzer AG	7,639	559,116
*	Sunrise Communications Group AG	27,994	3,355,189
	Swatch Group AG (The)	6,411	1,357,663
	Swatch Group AG (The)	11,930	487,645
	Swiss Life Holding AG	4,660	1,567,571
	Swiss Prime Site AG	25,105	2,112,082
	Swiss Re AG	37,106	2,662,749
#*	Swiss Steel Holding AG	255,787	48,823
	Swisscom AG	5,434	2,763,737
	Swissquote Group Holding SA	4,221	336,107
	Temenos AG	15,969	1,716,215
	Thurgauer Kantonalbank	480	54,178
#*	Tornos Holding AG	3,541	14,110
	TX Group AG	1,055	73,861
	u-blox Holding AG	3,339	167,852
	UBS Group AG	230,228	2,680,307
	Valiant Holding AG	5,043	404,600
*	Valora Holding AG	1,777	253,678
	Varia US Properties AG	573	23,621
Ω	VAT Group AG	3,851	722,505
	Vaudoise Assurances Holding SA	502	243,894
*	Vetropack Holding AG	4,850	270,532
	Vifor Pharma AG	10,885	1,225,060
	Vontobel Holding AG	11,746	720,845
	VP Bank AG	1,789	202,964
	VZ Holding AG	3,945	331,510
*	V-ZUG Holding AG	790	60,163
	Walliser Kantonalbank	123	14,420

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Warteck Invest AG	23	$56,959
	Ypsomed Holding AG	1,038	129,072
	Zehnder Group AG	4,844	231,673
	Zueblin Immobilien Holding AG	454	12,871
	Zug Estates Holding AG, Class B	34	70,847
	Zuger Kantonalbank AG	25	172,421
	Zurich Insurance Group AG	8,820	2,929,524

TOTAL SWITZERLAND.			167,101,801

TAIWAN — (4.9%)
	Sino American Electronic Co.	7,672	0
	ABC Taiwan Electronics Corp.	35,544	25,223
	Ability Enterprise Co., Ltd.	123,988	56,077
*	Ability Opto-Electronics Technology Co., Ltd.	29,083	33,208
	AcBel Polytech, Inc.	63,000	57,597
	Accton Technology Corp.	119,000	864,569
	Acer, Inc.	710,000	593,364
	ACES Electronic Co., Ltd.	37,000	41,875
	Acter Group Corp., Ltd.	28,550	187,271
	Action Electronics Co., Ltd.	63,000	24,782
	Actron Technology Corp.	18,642	56,268
	A-DATA Technology Co., Ltd.	89,000	171,908
	Addcn Technology Co., Ltd.	4,000	28,957
	Advanced Ceramic X Corp.	8,000	100,358
	Advanced International Multitech Co., Ltd.	60,000	81,369
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	21,379	10,690
*	Advanced Optoelectronic Technology, Inc.	31,000	22,317
	Advanced Wireless Semiconductor Co.	31,488	108,864
	Advancetek Enterprise Co., Ltd.	96,571	64,532
	Advantech Co., Ltd.	27,055	273,901
	Aerospace Industrial Development Corp.	150,000	143,794
*	AGV Products Corp.	227,875	58,993
	Airtac International Group	6,229	167,690
#	Alchip Technologies, Ltd.	22,000	373,342
*	ALI Corp.	44,901	45,493
	Allied Circuit Co., Ltd.	13,000	50,958
	Allis Electric Co., Ltd.	72,072	71,547
	Alltek Technology Corp.	21,000	14,593
	Alltop Technology Co., Ltd.	23,000	61,748
	Alpha Networks, Inc.	133,072	120,300
	Altek Corp.	121,000	108,984
	Amazing Microelectronic Corp.	21,114	60,005
*	Ambassador Hotel (The)	133,000	142,806
	Ampire Co., Ltd.	28,000	18,630
*	AmTRAN Technology Co., Ltd.	359,000	128,061
	Anpec Electronics Corp.	10,799	29,967
	Apacer Technology, Inc.	35,750	45,558
	APAQ Technology Co., Ltd.	25,267	43,452
	APCB, Inc.	64,000	45,910
	Apex Biotechnology Corp.	32,000	26,817
	Apex International Co., Ltd.	53,550	139,154
	Apex Science & Engineering	70,000	27,072
	Arcadyan Technology Corp.	43,540	152,141
	Ardentec Corp.	268,990	314,845
	Argosy Research, Inc.	23,714	87,737
	ASE Technology Holding Co., Ltd., ADR	8,500	38,845
	ASE Technology Holding Co., Ltd.	688,931	1,546,350
	Asia Cement Corp.	329,000	473,572
	Asia Electronic Material Co., Ltd.	26,000	14,389

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asia Optical Co., Inc.	63,000	$140,374
*	Asia Pacific Telecom Co., Ltd.	685,581	225,240
*	Asia Plastic Recycling Holding, Ltd.	96,159	24,824
	Asia Polymer Corp.	167,960	111,671
	Asia Vital Components Co., Ltd.	107,000	252,231
	ASMedia Technology, Inc.	1,260	63,253
	ASPEED Technology, Inc.	5,000	241,998
	Asustek Computer, Inc.	97,000	824,123
	Aten International Co., Ltd.	33,000	94,920
*	AU Optronics Corp.	2,250,000	908,737
	Audix Corp.	34,000	52,989
	AURAS Technology Co., Ltd.	28,000	215,138
	Aurora Corp.	14,100	41,500
	Avalue Technology, Inc.	20,000	35,068
	AVY Precision Technology, Inc.	46,062	37,899
	Axiomtek Co., Ltd.	10,000	17,799
	Bank of Kaohsiung Co., Ltd.	220,871	77,645
	Baolong International Co., Ltd.	21,000	10,587
	Basso Industry Corp.	40,000	53,692
	BenQ Materials Corp.	46,000	35,760
	BES Engineering Corp.	618,000	158,529
	Bin Chuan Enterprise Co., Ltd.	22,000	20,892
*	Biostar Microtech International Corp.	74,000	38,802
	Bioteque Corp.	18,000	86,643
#	Bizlink Holding, Inc.	48,488	372,861
*	Boardtek Electronics Corp.	37,000	32,856
	Bright Led Electronics Corp.	41,000	19,154
	Brighton-Best International Taiwan, Inc.	98,423	87,837
	C Sun Manufacturing, Ltd.	58,000	63,269
*	Cameo Communications, Inc.	106,000	28,520
	Capital Futures Corp.	46,628	59,800
	Capital Securities Corp.	894,680	341,399
	Career Technology MFG. Co., Ltd.	45,250	45,747
	Carnival Industrial Corp.	90,999	33,890
	Casetek Holdings, Ltd.	68,377	206,779
	Caswell, Inc.	10,000	44,469
#	Catcher Technology Co., Ltd.	119,000	752,260
	Cathay Financial Holding Co., Ltd.	801,653	1,077,208
	Cathay Real Estate Development Co., Ltd.	296,000	197,311
	Cayman Engley Industrial Co., Ltd.	10,654	28,089
	Celxpert Energy Corp.	32,000	45,795
	Central Reinsurance Co., Ltd.	59,850	42,391
	Chailease Holding Co., Ltd.	325,367	1,580,597
*	Chain Chon Industrial Co., Ltd.	47,000	14,962
	ChainQui Construction Development Co., Ltd.	29,594	19,662
*	Champion Building Materials Co., Ltd.	118,000	25,585
	Chang Hwa Commercial Bank, Ltd.	869,334	518,350
	Chang Wah Electromaterials, Inc.	116,000	89,633
	Chang Wah Technology Co., Ltd.	50,000	80,102
	Channel Well Technology Co., Ltd.	48,000	65,523
	Chant Sincere Co., Ltd.	19,000	23,284
	Charoen Pokphand Enterprise	70,000	168,387
	CHC Healthcare Group	34,000	44,197
	CHC Resources Corp.	33,000	50,563
	Chen Full International Co., Ltd.	38,000	53,002
	Chenbro Micom Co., Ltd.	23,000	69,903
*	Cheng Fwa Industrial Co., Ltd.	36,000	13,160
	Cheng Loong Corp.	271,000	321,980
*	Cheng Mei Materials Technology Corp.	197,000	65,586

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cheng Shin Rubber Industry Co., Ltd.	380,000	$479,985
	Cheng Uei Precision Industry Co., Ltd.	175,000	247,636
	Chenming Electronic Technology Corp.	32,000	13,850
	Chia Chang Co., Ltd.	40,000	53,686
#	Chia Hsin Cement Corp.	215,000	117,320
	Chian Hsing Forging Industrial Co., Ltd.	16,000	23,515
	Chicony Electronics Co., Ltd.	257,773	777,141
	Chicony Power Technology Co., Ltd.	54,481	127,430
	Chieftek Precision Co., Ltd.	15,500	39,992
	Chien Kuo Construction Co., Ltd.	87,200	35,694
	Chilisin Electronics Corp.	95,674	353,623
*	China Airlines, Ltd.	1,491,000	456,590
	China Bills Finance Corp.	426,000	216,016
	China Chemical & Pharmaceutical Co., Ltd.	124,000	98,734
	China Development Financial Holding Corp.	1,644,000	482,447
	China Electric Manufacturing Corp.	91,530	34,725
	China Fineblanking Technology Co., Ltd.	16,685	23,357
	China General Plastics Corp.	61,549	47,085
	China Glaze Co., Ltd.	48,000	19,072
	China Life Insurance Co., Ltd.	960,205	643,920
*	China Man-Made Fiber Corp.	732,482	214,131
	China Metal Products	121,000	140,888
*	China Motor Corp.	105,200	163,485
	China Petrochemical Development Corp.	1,602,450	479,662
	China Steel Chemical Corp.	35,000	112,151
	China Steel Corp.	2,022,000	1,436,352
	China Steel Structure Co., Ltd.	45,000	46,522
	China Wire & Cable Co., Ltd.	31,000	31,080
	Chinese Maritime Transport, Ltd.	33,000	28,299
	Ching Feng Home Fashions Co., Ltd.	58,000	67,438
	Chin-Poon Industrial Co., Ltd.	184,000	195,222
	Chipbond Technology Corp.	196,000	429,364
	ChipMOS Techinologies, Inc.	281,133	277,063
	Chlitina Holding, Ltd.	20,000	122,554
	Chong Hong Construction Co., Ltd.	64,100	178,539
	Chroma ATE, Inc.	38,000	181,052
	Chun Yuan Steel Industry Co., Ltd.	185,000	69,596
	Chung Hsin Electric & Machinery Manufacturing Corp.	176,000	296,647
*	Chung Hung Steel Corp.	486,000	167,916
*	Chung Hwa Pulp Corp.	171,228	55,171
	Chunghwa Precision Test Tech Co., Ltd.	2,000	47,359
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	128,452
	Chunghwa Telecom Co., Ltd.	133,000	498,975
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	23,194
	Cleanaway Co., Ltd.	32,000	176,385
	Clevo Co.	215,000	217,502
	CMC Magnetics Corp.	586,712	163,124
	Compal Electronics, Inc.	1,172,000	763,556
	Compeq Manufacturing Co., Ltd.	524,000	799,765
	Compucase Enterprise	13,000	22,001
	Concord Securities Co., Ltd.	227,424	66,987
	Concraft Holding Co., Ltd.	15,889	48,224
#	Continental Holdings Corp.	179,000	152,552
	Contrel Technology Co., Ltd.	49,000	22,792
	Coremax Corp.	16,600	30,360
	Coretronic Corp.	199,000	238,479
	Co-Tech Development Corp.	90,552	121,873
	Cowealth Medical Holding Co., Ltd.	18,480	19,371
	Creative Sensor, Inc.	35,000	20,945

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	CSBC Corp. Taiwan	54,000	$46,487
	CTBC Financial Holding Co., Ltd.	1,729,563	1,092,236
	CTCI Corp.	206,000	280,522
#	Cub Elecparts, Inc.	7,081	39,311
	CviLux Corp.	28,360	29,045
	Cyberlink Corp.	23,000	81,904
	CyberPower Systems, Inc.	17,000	45,174
	CyberTAN Technology, Inc.	149,000	73,016
	Cypress Technology Co., Ltd.	18,697	38,875
	DA CIN Construction Co., Ltd.	111,000	105,350
	Dadi Early-Childhood Education Group, Ltd.	8,352	50,813
	Dafeng TV, Ltd.	12,000	17,161
	Da-Li Development Co., Ltd.	72,208	74,920
	Darfon Electronics Corp.	95,000	131,538
*	Darwin Precisions Corp.	217,000	83,961
	Davicom Semiconductor, Inc.	23,000	16,955
	Daxin Materials Corp.	26,900	75,218
	De Licacy Industrial Co., Ltd.	80,011	50,853
	Delta Electronics, Inc.	47,365	315,139
	Depo Auto Parts Ind Co., Ltd.	49,000	80,828
	Dimerco Data System Corp.	11,000	20,661
	Dimerco Express Corp.	18,000	41,665
#*	D-Link Corp.	268,800	170,471
*	Dynamic Electronics Co., Ltd.	99,855	64,568
	Dynapack International Technology Corp.	48,000	133,991
	E Ink Holdings, Inc.	251,000	337,043
	E.Sun Financial Holding Co., Ltd.	1,586,295	1,348,693
	Eastern Media International Corp.	103,000	60,234
	Eclat Textile Co., Ltd.	39,583	526,696
	ECOVE Environment Corp.	6,000	44,590
	Edimax Technology Co., Ltd.	97,000	45,661
	Edison Opto Corp.	22,000	8,897
	Edom Technology Co., Ltd.	65,467	41,709
	eGalax_eMPIA Technology, Inc.	18,387	34,266
#	Egis Technology, Inc.	37,000	201,919
	Elan Microelectronics Corp.	46,900	221,543
	E-LIFE MALL Corp.	23,000	55,221
	Elite Advanced Laser Corp.	28,768	63,780
	Elite Material Co., Ltd.	131,000	688,307
	Elite Semiconductor Microelectronics Technology, Inc.	108,000	158,606
*	Elitegroup Computer Systems Co., Ltd.	170,000	100,861
	eMemory Technology, Inc.	18,000	360,030
	Emerging Display Technologies Corp.	31,000	18,775
	Ennoconn Corp.	21,022	165,971
#	EnTie Commercial Bank Co., Ltd.	251,000	126,460
*	Epistar Corp.	425,000	499,172
	Eson Precision Ind. Co., Ltd.	30,000	35,213
	Eternal Materials Co., Ltd.	250,029	294,447
*	Etron Technology, Inc.	41,516	24,416
	Eurocharm Holdings Co., Ltd.	13,000	42,884
	Eva Airways Corp.	1,612,922	609,555
*	Everest Textile Co., Ltd.	132,178	45,846
	Evergreen International Storage & Transport Corp.	215,000	108,723
*	Evergreen Marine Corp. Taiwan, Ltd.	775,681	513,204
	Everlight Chemical Industrial Corp.	171,405	98,096
	Everlight Electronics Co., Ltd.	180,000	239,003
*	Everspring Industry Co., Ltd.	41,000	21,701
	Excelliance Mos Corp.	7,000	26,080
	Excelsior Medical Co., Ltd.	54,347	106,859

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Far Eastern Department Stores, Ltd.	374,000	$308,890
	Far Eastern International Bank	1,132,408	409,975
	Far Eastern New Century Corp.	544,100	491,219
	Far EasTone Telecommunications Co., Ltd.	180,000	377,765
	Faraday Technology Corp.	51,600	75,335
	Farglory Land Development Co., Ltd.	157,000	241,779
*	Federal Corp.	197,926	138,457
	Feedback Technology Corp.	7,700	17,855
	Feng Hsin Steel Co., Ltd.	165,000	329,116
	Feng TAY Enterprise Co., Ltd.	67,958	412,522
*	First Copper Technology Co., Ltd.	87,000	28,572
	First Financial Holding Co., Ltd.	1,408,912	988,591
	First Hi-Tec Enterprise Co., Ltd.	25,969	39,679
	First Hotel	48,000	22,085
	First Insurance Co., Ltd. (The)	119,000	53,690
#	First Steamship Co., Ltd.	280,468	86,192
#	FLEXium Interconnect, Inc.	121,112	494,481
	Flytech Technology Co., Ltd.	31,297	66,037
	FocalTech Systems Co., Ltd.	43,566	78,086
	Forest Water Environment Engineering Co., Ltd.	17,000	25,386
	Formosa Advanced Technologies Co., Ltd.	50,000	61,197
	Formosa Chemicals & Fibre Corp.	114,000	274,569
	Formosa International Hotels Corp.	18,672	83,326
*	Formosa Laboratories, Inc.	48,544	81,746
	Formosa Petrochemical Corp.	22,000	60,564
	Formosa Plastics Corp.	125,000	346,021
	Formosa Sumco Technology Corp.	7,000	27,707
#	Formosa Taffeta Co., Ltd.	266,000	291,283
	Formosan Rubber Group, Inc.	124,110	87,291
	Formosan Union Chemical	151,945	74,686
	Fortune Electric Co., Ltd.	21,000	37,367
	Founding Construction & Development Co., Ltd.	72,000	39,925
	Foxconn Technology Co., Ltd.	221,535	388,524
	Foxsemicon Integrated Technology, Inc.	36,357	220,652
	Froch Enterprise Co., Ltd.	89,000	31,918
	FSP Technology, Inc.	45,000	52,443
	Fubon Financial Holding Co., Ltd.	623,000	887,498
	Fulgent Sun International Holding Co., Ltd.	43,432	182,071
	Fullerton Technology Co., Ltd.	51,000	30,705
*	Fulltech Fiber Glass Corp.	128,270	45,008
	G Shank Enterprise Co., Ltd.	49,000	31,799
	Gallant Precision Machining Co., Ltd.	55,000	68,534
	Gamania Digital Entertainment Co., Ltd.	54,000	115,597
	GCS Holdings, Inc.	9,000	14,866
	GEM Services, Inc.	25,210	48,981
	Gemtek Technology Corp.	153,000	148,681
	General Interface Solution Holding, Ltd.	68,000	270,401
	General Plastic Industrial Co., Ltd.	20,480	19,254
	Generalplus Technology, Inc.	19,000	22,762
	Genesys Logic, Inc.	20,000	47,116
#	Genius Electronic Optical Co., Ltd.	35,616	700,083
*	GeoVision, Inc.	22,977	19,722
	Getac Technology Corp.	163,000	268,357
	Giant Manufacturing Co., Ltd.	34,000	335,882
	Giantplus Technology Co., Ltd.	117,000	42,199
	Gigabyte Technology Co., Ltd.	78,000	196,265
*	Gigastorage Corp.	113,037	102,218
	Ginko International Co., Ltd.	13,650	61,072
	Global Brands Manufacture, Ltd.	121,000	91,763

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Global Lighting Technologies, Inc.	15,000	$53,073
	Global Mixed Mode Technology, Inc.	10,000	52,216
	Global PMX Co., Ltd.	5,000	29,596
	Global Unichip Corp.	11,000	99,851
	Globalwafers Co., Ltd.	33,000	480,555
	Globe Union Industrial Corp.	99,000	53,122
	Gloria Material Technology Corp.	195,680	105,570
#*	Gold Circuit Electronics, Ltd.	77,000	118,510
	Golden Friends Corp.	15,000	29,936
	Goldsun Building Materials Co., Ltd.	241,338	221,481
	Good Will Instrument Co., Ltd.	25,000	19,681
	Gourmet Master Co., Ltd.	40,237	147,281
	Grand Fortune Securities Co., Ltd.	54,000	15,443
	Grand Ocean Retail Group, Ltd.	31,000	22,365
*	Grand Pacific Petrochemical	385,000	306,736
	Grand Plastic Technology Corp.	3,000	37,070
	GrandTech CG Systems, Inc.	25,200	32,916
	Grape King Bio, Ltd.	32,000	185,914
	Great China Metal Industry	77,000	58,047
	Great Taipei Gas Co., Ltd.	75,000	81,847
	Great Wall Enterprise Co., Ltd.	203,950	320,986
	Greatek Electronics, Inc.	148,000	257,863
*	Green Energy Technology, Inc.	133,000	279
	GTM Holdings Corp.	52,000	43,038
	Hannstar Board Corp.	127,602	175,020
#*	HannStar Display Corp.	1,291,000	414,595
	HannsTouch Solution, Inc.	188,079	65,527
	Hanpin Electron Co., Ltd.	14,000	14,026
*	Harvatek Corp.	62,000	28,977
	Hey Song Corp.	106,000	120,553
	Highlight Tech Corp.	23,871	30,389
	Highwealth Construction Corp.	176,330	256,110
	HIM International Music, Inc.	11,900	41,868
	Hiroca Holdings, Ltd.	26,000	49,324
	Hitron Technology, Inc.	38,559	27,347
	Hiwin Technologies Corp.	21,714	189,463
	Ho Tung Chemical Corp.	399,125	147,432
*	Hocheng Corp.	129,000	40,459
	Holiday Entertainment Co., Ltd.	18,000	37,976
	Holtek Semiconductor, Inc.	48,000	118,376
	Holy Stone Enterprise Co., Ltd.	38,500	135,556
	Hon Hai Precision Industry Co., Ltd.	738,624	2,003,244
	Hong Pu Real Estate Development Co., Ltd.	97,000	80,653
	Hong TAI Electric Industrial	128,000	67,398
	Hong YI Fiber Industry Co.	56,000	30,050
	Horizon Securities Co., Ltd.	113,000	26,951
	Hota Industrial Manufacturing Co., Ltd.	60,786	187,046
	Hotai Motor Co., Ltd.	36,000	758,751
	Hotron Precision Electronic Industrial Co., Ltd.	32,502	50,586
	Hsin Kuang Steel Co., Ltd.	89,000	97,964
	Hsin Yung Chien Co., Ltd.	14,900	42,218
	Hsing TA Cement Co.	70,000	46,120
*	HTC Corp.	121,000	121,642
	Hu Lane Associate, Inc.	29,725	83,463
	HUA ENG Wire & Cable Co., Ltd.	132,000	49,675
	Hua Nan Financial Holdings Co., Ltd.	1,069,499	643,504
	Huaku Development Co., Ltd.	83,000	251,657
	Huang Hsiang Construction Corp.	35,000	47,414
	Hung Ching Development & Construction Co., Ltd.	54,000	34,769

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hung Sheng Construction, Ltd.	257,080	$153,840
*	Hwa Fong Rubber Industrial Co., Ltd.	80,000	31,329
	Ibase Technology, Inc.	49,345	68,617
	IBF Financial Holdings Co., Ltd.	1,040,156	427,873
	Ichia Technologies, Inc.	138,000	85,289
*	I-Chiun Precision Industry Co., Ltd.	92,000	42,204
	IEI Integration Corp.	47,340	72,789
	Infortrend Technology, Inc.	88,000	37,125
	Innodisk Corp.	34,782	182,306
	Innolux Corp.	2,147,000	745,199
	Inpaq Technology Co., Ltd.	22,800	34,620
	Intai Technology Corp.	8,400	28,605
	Integrated Service Technology, Inc.	27,109	48,780
	IntelliEPI, Inc.	8,000	13,974
	International CSRC Investment Holdings Co.	291,562	200,029
	International Games System Co., Ltd.	18,000	473,667
	Inventec Corp.	569,000	450,353
	Iron Force Industrial Co., Ltd.	14,000	38,332
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	35,852
	ITE Technology, Inc.	43,000	103,744
#	ITEQ Corp.	123,029	516,821
	Jarllytec Co., Ltd.	21,000	49,132
*	Jean Co., Ltd.	26,000	9,197
	Jentech Precision Industrial Co., Ltd.	5,000	52,202
	Jess-Link Products Co., Ltd.	30,250	35,901
	Jih Lin Technology Co., Ltd.	28,000	43,817
	Jih Sun Financial Holdings Co., Ltd.	769,902	283,093
	Jinan Acetate Chemical Co., Ltd.	5,000	22,056
	Jinli Group Holdings, Ltd.	57,008	16,356
	JMC Electronics Co., Ltd.	10,000	14,998
	Jourdeness Group, Ltd.	21,000	63,753
*	K Laser Technology, Inc.	44,000	23,575
#	Kaimei Electronic Corp.	67,900	105,040
	Kaori Heat Treatment Co., Ltd.	13,000	21,272
	Kaulin Manufacturing Co., Ltd.	45,000	17,709
	KEE TAI Properties Co., Ltd.	185,000	62,436
#	Kenda Rubber Industrial Co., Ltd.	133,015	146,132
	Kenmec Mechanical Engineering Co., Ltd.	84,000	107,715
	Kerry TJ Logistics Co., Ltd.	45,000	62,508
	Key Ware Electronics Co., Ltd.	55,312	22,015
	Kindom Development Co., Ltd.	62,000	75,559
	King Chou Marine Technology Co., Ltd.	36,340	39,509
	King Slide Works Co., Ltd.	9,000	90,697
	King Yuan Electronics Co., Ltd.	511,000	536,398
	King’s Town Bank Co., Ltd.	388,000	525,937
*	King’s Town Construction Co., Ltd.	34,000	45,054
	Kinik Co.	29,000	59,390
*	Kinko Optical Co., Ltd.	50,000	56,296
	Kinpo Electronics	614,000	226,274
#	Kinsus Interconnect Technology Corp.	95,000	230,086
	KMC Kuei Meng International, Inc.	15,300	111,180
	KS Terminals, Inc.	32,000	42,132
	Kung Long Batteries Industrial Co., Ltd.	33,000	158,184
*	Kung Sing Engineering Corp.	173,249	74,914
	Kuo Toong International Co., Ltd.	80,315	60,683
	Kuoyang Construction Co., Ltd.	154,642	127,710
	Kwong Lung Enterprise Co., Ltd.	20,000	27,944
	KYE Systems Corp.	99,000	36,558
	L&K Engineering Co., Ltd.	71,000	64,377

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	La Kaffa International Co., Ltd.	11,000	$43,488
*	LAN FA Textile	93,000	26,607
	Land Mark Optoelectronics Corp.	10,000	92,784
	Lanner Electronics, Inc.	33,048	70,567
	Largan Precision Co., Ltd.	9,000	955,790
	Laser Tek Taiwan Co., Ltd.	14,000	11,627
*	Laster Tech Corp., Ltd.	17,405	23,811
#*	Lealea Enterprise Co., Ltd.	339,000	156,239
	Ledlink Optics, Inc.	17,850	14,851
	LEE CHI Enterprises Co., Ltd.	36,000	16,419
#	Lemtech Holdings Co., Ltd.	8,399	34,111
*	Lextar Electronics Corp.	145,000	91,687
	Li Cheng Enterprise Co., Ltd.	39,785	37,662
*	Li Peng Enterprise Co., Ltd.	283,600	77,477
	Lian HWA Food Corp.	31,297	46,214
	Lida Holdings, Ltd.	28,240	36,412
	Lien Hwa Industrial Holdings Corp.	210,777	294,875
	Lifestyle Global Enterprise, Inc.	11,000	20,084
*	Lingsen Precision Industries, Ltd.	174,000	64,960
	Lion Travel Service Co., Ltd.	15,000	34,154
*	Lite-On Semiconductor Corp.	106,000	156,332
	Lite-On Technology Corp.	646,417	1,052,960
	Long Bon International Co., Ltd.	97,100	46,216
	Long Da Construction & Development Corp.	61,000	31,790
#	Longchen Paper & Packaging Co., Ltd.	259,924	146,701
	Longwell Co.	24,000	43,104
	Lotes Co., Ltd.	33,653	514,505
*	Lotus Pharmaceutical Co., Ltd.	9,000	25,215
	Lu Hai Holding Corp.	14,550	21,085
	Lumax International Corp., Ltd.	21,600	47,598
	Lung Yen Life Service Corp.	49,000	90,462
	Macauto Industrial Co., Ltd.	17,000	46,110
	Machvision, Inc.	9,358	92,762
	Macronix International	628,798	705,794
	Makalot Industrial Co., Ltd.	49,175	325,965
	Marketech International Corp.	9,000	32,030
	Materials Analysis Technology, Inc.	27,257	78,409
	Mayer Steel Pipe Corp.	64,000	36,163
	MediaTek, Inc.	61,000	1,449,986
	Mega Financial Holding Co., Ltd.	553,975	533,811
	Meiloon Industrial Co.	42,750	43,118
	Mercuries & Associates Holding, Ltd.	201,930	146,902
*	Mercuries Life Insurance Co., Ltd.	467,319	138,928
	Merida Industry Co., Ltd.	13,000	126,743
	Merry Electronics Co., Ltd.	34,191	168,774
*	Microbio Co., Ltd.	186,000	472,705
	Micro-Star International Co., Ltd.	66,000	266,040
	Mildef Crete, Inc.	18,000	29,243
*	MIN AIK Technology Co., Ltd.	58,600	27,810
	Mirle Automation Corp.	61,000	85,142
	Mitac Holdings Corp.	413,560	408,515
	Mobiletron Electronics Co., Ltd.	16,000	17,412
	momo.com, Inc.	8,000	191,451
	MPI Corp.	13,000	40,244
	Nak Sealing Technologies Corp.	19,000	42,678
	Namchow Holdings Co., Ltd.	87,000	130,422
	Nan Kang Rubber Tire Co., Ltd.	103,000	149,515
#	Nan Liu Enterprise Co., Ltd.	7,000	56,867
	Nan Ya Plastics Corp.	249,000	511,480

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nan Ya Printed Circuit Board Corp.	52,000	$210,388
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	19,055
	Nantex Industry Co., Ltd.	52,780	142,598
	Nanya Technology Corp.	137,432	278,498
	National Aerospace Fasteners Corp.	8,000	13,664
	Netronix, Inc.	31,000	37,576
	New Best Wire Industrial Co., Ltd.	14,400	14,918
	New Era Electronics Co., Ltd.	29,000	16,921
	Nexcom International Co., Ltd.	13,000	10,717
	Nichidenbo Corp.	72,030	113,254
*	Nien Hsing Textile Co., Ltd.	51,245	28,805
	Nien Made Enterprise Co., Ltd.	46,000	518,610
	Nishoku Technology, Inc.	16,000	57,211
	Nova Technology Corp.	5,000	23,019
	Novatek Microelectronics Corp.	120,000	1,121,416
	Nuvoton Technology Corp.	28,109	40,763
	O-Bank Co., Ltd.	458,620	102,835
*	Ocean Plastics Co., Ltd.	52,000	62,605
*	OptoTech Corp.	117,889	92,934
	Orient Europharma Co., Ltd.	8,000	14,030
	Orient Semiconductor Electronics, Ltd.	203,107	78,673
	Oriental Union Chemical Corp.	309,000	177,411
	O-TA Precision Industry Co., Ltd.	21,422	44,308
	Pacific Hospital Supply Co., Ltd.	16,496	39,821
	Paiho Shih Holdings Corp.	47,472	46,351
#	Pan Jit International, Inc.	103,700	130,915
	Pan-International Industrial Corp.	165,000	99,095
	Panion & BF Biotech, Inc.	8,000	29,313
	Parade Technologies, Ltd.	4,000	152,855
*	Paragon Technologies Co., Ltd.	26,000	24,586
	Parpro Corp.	19,000	13,971
	PCL Technologies, Inc.	6,610	23,737
	P-Duke Technology Co., Ltd.	22,770	52,202
	Pegatron Corp.	368,000	793,050
	Pharmally International Holding Co., Ltd.	10,983	21,733
*	Phihong Technology Co., Ltd.	149,222	61,138
	Phison Electronics Corp.	50,000	520,474
	Pixart Imaging, Inc.	14,000	83,365
	Planet Technology Corp.	21,000	44,991
	Plastron Precision Co., Ltd.	28,126	13,405
	Plotech Co., Ltd.	24,000	21,935
	Polytronics Technology Corp.	12,000	38,692
	Posiflex Technology, Inc.	25,284	69,332
	Pou Chen Corp.	702,000	620,278
	Power Wind Health Industry, Inc.	11,398	62,436
	Powertech Technology, Inc.	394,000	1,165,781
	Poya International Co., Ltd.	19,181	414,279
	President Chain Store Corp.	79,000	713,042
	President Securities Corp.	475,127	244,609
#	Primax Electronics, Ltd.	251,000	390,159
	Prince Housing & Development Corp.	421,000	155,376
	Pro Hawk Corp.	3,000	20,205
	Promate Electronic Co., Ltd.	39,000	48,487
	Prosperity Dielectrics Co., Ltd.	18,086	33,663
	Qisda Corp.	646,000	423,217
	QST International Corp.	28,000	53,760
	Qualipoly Chemical Corp.	21,000	20,461
	Quang Viet Enterprise Co., Ltd.	17,000	62,416
	Quanta Computer, Inc.	350,000	883,141

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Quanta Storage, Inc.	62,000	$78,789
*	Quintain Steel Co., Ltd.	123,309	35,635
	Radiant Opto-Electronics Corp.	159,000	626,462
	Radium Life Tech Co., Ltd.	287,089	106,051
	Rafael Microelectronics, Inc.	9,000	38,466
	Realtek Semiconductor Corp.	73,000	909,393
	Rechi Precision Co., Ltd.	170,000	114,207
	Rexon Industrial Corp., Ltd.	33,000	92,627
	Rich Development Co., Ltd.	283,000	97,637
	RichWave Technology Corp.	8,300	69,045
*	Ritek Corp.	354,084	129,010
	Rodex Fasteners Corp.	13,000	14,573
*	Roo Hsing Co., Ltd.	204,000	81,746
*	Rotam Global Agrosciences, Ltd.	32,000	12,543
	Ruentex Development Co., Ltd.	349,428	483,201
#	Ruentex Industries, Ltd.	172,200	398,893
	Samebest Co., Ltd.	9,040	16,583
	Sampo Corp.	104,400	84,403
	San Fang Chemical Industry Co., Ltd.	75,679	54,837
*	San Far Property, Ltd.	111,280	77,303
	San Shing Fastech Corp.	44,000	70,477
	Sanitar Co., Ltd.	13,000	13,765
	Sanyang Motor Co., Ltd.	219,000	172,683
	SCI Pharmtech, Inc.	13,000	52,978
	Scientech Corp.	20,000	39,276
	SDI Corp.	57,000	120,431
	Senao International Co., Ltd.	28,000	27,922
	Senao Networks, Inc.	13,000	40,845
	Sercomm Corp.	85,000	218,407
	Sesoda Corp.	72,573	55,855
	Shan-Loong Transportation Co., Ltd.	44,000	46,134
	Sharehope Medicine Co., Ltd.	14,687	18,398
	Sheng Yu Steel Co., Ltd.	40,000	25,635
	ShenMao Technology, Inc.	21,000	17,756
	Shih Her Technologies, Inc.	19,000	33,541
*	Shih Wei Navigation Co., Ltd.	126,591	30,765
	Shihlin Electric & Engineering Corp.	134,000	231,119
	Shin Kong Financial Holding Co., Ltd.	3,707,169	1,032,610
	Shin Zu Shing Co., Ltd.	49,980	248,532
*	Shining Building Business Co., Ltd.	191,632	68,122
	Shinkong Insurance Co., Ltd.	78,000	98,207
	Shinkong Synthetic Fibers Corp.	548,000	222,141
	Shiny Chemical Industrial Co., Ltd.	27,800	96,253
*	Shuttle, Inc.	193,000	59,665
	Sigurd Microelectronics Corp.	233,226	308,201
	Silergy Corp.	1,000	61,653
	Silicon Integrated Systems Corp.	300,809	118,268
	Simplo Technology Co., Ltd.	34,600	385,941
	Sinbon Electronics Co., Ltd.	35,064	236,367
	Sincere Navigation Corp.	133,900	66,782
	Single Well Industrial Corp.	20,700	21,504
	Sinher Technology, Inc.	28,000	44,513
	Sinmag Equipment Corp.	17,420	46,972
	Sino-American Silicon Products, Inc.	268,000	936,300
	Sinon Corp.	180,000	122,779
	SinoPac Financial Holdings Co., Ltd.	1,748,445	654,545
	Sinphar Pharmaceutical Co., Ltd.	12,340	13,639
	Sinyi Realty Co.	80,544	80,604
	Sirtec International Co., Ltd.	42,800	39,095

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sitronix Technology Corp.	51,000	$224,922
	Siward Crystal Technology Co., Ltd.	64,000	46,263
	Soft-World International Corp.	21,000	59,765
	Solar Applied Materials Technology Co.	86,262	129,374
	Solomon Technology Corp.	56,000	35,670
	Solteam, Inc.	11,110	14,763
	Sonix Technology Co., Ltd.	29,000	67,697
	Speed Tech Corp.	28,000	94,451
	Spirox Corp.	29,000	33,578
	Sporton International, Inc.	16,491	131,844
#	St Shine Optical Co., Ltd.	17,000	154,067
	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	41,215
	Standard Foods Corp.	114,402	244,688
	Stark Technology, Inc.	19,200	43,325
*	Sun Yad Construction Co., Ltd.	46,000	17,943
*	Sunko INK Co., Ltd.	65,000	22,606
	SunMax Biotechnology Co., Ltd.	11,000	25,081
	Sunny Friend Environmental Technology Co., Ltd.	22,000	162,732
	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	231,537
	Sunplus Technology Co., Ltd.	252,000	124,480
	Sunrex Technology Corp.	24,561	55,041
	Sunspring Metal Corp.	35,000	29,162
	Supreme Electronics Co., Ltd.	136,509	144,855
	Symtek Automation Asia Co., Ltd.	15,486	43,067
	Syncmold Enterprise Corp.	45,000	135,013
	Synmosa Biopharma Corp.	21,525	18,323
	Synnex Technology International Corp.	276,250	410,560
	Sysage Technology Co., Ltd.	24,200	33,574
	Systex Corp.	51,000	144,641
	T3EX Global Holdings Corp.	31,000	41,643
#	TA Chen Stainless Pipe	427,273	327,628
	Ta Liang Technology Co., Ltd.	22,000	32,726
	Ta Ya Electric Wire & Cable	200,480	141,111
	Ta Yih Industrial Co., Ltd.	17,000	31,818
	Tah Hsin Industrial Corp.	15,400	36,451
	TA-I Technology Co., Ltd.	24,750	58,571
*	Tai Tung Communication Co., Ltd.	23,000	12,387
	Taichung Commercial Bank Co., Ltd.	1,049,845	398,450
	TaiDoc Technology Corp.	7,471	60,492
	Taiflex Scientific Co., Ltd.	70,060	122,890
	Taimide Tech, Inc.	34,450	63,832
	Tainan Enterprises Co., Ltd.	37,000	22,780
#	Tainan Spinning Co., Ltd.	518,240	223,104
*	Tainergy Tech Co., Ltd.	35,436	36,840
	Tai-Saw Technology Co., Ltd.	27,000	20,388
	Taishin Financial Holding Co., Ltd.	1,713,589	755,669
	Taisun Enterprise Co., Ltd.	78,000	59,246
	Taita Chemical Co., Ltd.	109,262	124,319
	Taiwan Business Bank	1,732,824	570,043
	Taiwan Cement Corp.	839,239	1,191,026
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	40,086	50,414
	Taiwan Cogeneration Corp.	87,000	115,794
	Taiwan Cooperative Financial Holding Co., Ltd.	1,260,878	846,973
	Taiwan FamilyMart Co., Ltd.	7,000	63,977
#	Taiwan Fertilizer Co., Ltd.	231,000	413,912
	Taiwan Fire & Marine Insurance Co., Ltd.	96,000	66,300
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	53,449
*	Taiwan Glass Industry Corp.	536,046	235,293
	Taiwan High Speed Rail Corp.	168,000	177,815

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	$312,585
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	44,000	36,417
*	Taiwan Land Development Corp.	359,666	92,527
	Taiwan Mobile Co., Ltd.	128,000	437,248
	Taiwan Navigation Co., Ltd.	88,000	51,433
	Taiwan Optical Platform Co., Ltd.	5,410	20,157
	Taiwan Paiho, Ltd.	152,000	378,168
	Taiwan PCB Techvest Co., Ltd.	101,000	143,946
	Taiwan Sakura Corp.	51,200	88,416
	Taiwan Secom Co., Ltd.	46,000	141,168
	Taiwan Semiconductor Co., Ltd.	45,000	70,798
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	129,369	10,850,178
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	17,701,718
	Taiwan Shin Kong Security Co., Ltd.	56,560	72,137
	Taiwan Steel Union Co., Ltd.	5,000	11,813
	Taiwan Styrene Monomer	185,000	104,259
	Taiwan Surface Mounting Technology Corp.	64,800	213,454
	Taiwan Taxi Co., Ltd.	6,945	19,111
*	Taiwan TEA Corp.	332,000	191,119
	Taiwan Union Technology Corp.	47,000	156,594
	Taiyen Biotech Co., Ltd.	42,000	48,050
#*	Tatung Co., Ltd.	541,000	399,719
	TCI Co., Ltd.	30,256	241,668
	Te Chang Construction Co., Ltd.	29,000	29,747
	Teco Electric and Machinery Co., Ltd.	548,000	573,132
	Tehmag Foods Corp.	9,600	82,331
	Tera Autotech Corp.	29,187	24,001
	Test Research, Inc.	42,000	81,675
	Test-Rite International Co., Ltd.	62,000	54,522
*	Tex-Ray Industrial Co., Ltd.	50,000	31,882
	Thinking Electronic Industrial Co., Ltd.	24,000	91,170
	Thye Ming Industrial Co., Ltd.	56,000	54,009
*	Ton Yi Industrial Corp.	294,000	102,124
	Tong Hsing Electronic Industries, Ltd.	62,485	275,809
	Tong Yang Industry Co., Ltd.	199,000	262,556
	Tong-Tai Machine & Tool Co., Ltd.	85,060	41,966
	TOPBI International Holdings, Ltd.	17,234	17,498
	Topco Scientific Co., Ltd.	48,876	195,956
	Topkey Corp.	26,000	138,229
	Topoint Technology Co., Ltd.	65,200	49,414
	Toung Loong Textile Manufacturing	42,000	36,184
*	TPK Holding Co., Ltd.	177,000	312,373
	Trade-Van Information Services Co.	11,000	17,719
	Transcend Information, Inc.	24,000	53,517
	Tripod Technology Corp.	149,000	592,525
	Tsang Yow Industrial Co., Ltd.	20,000	11,729
	Tsann Kuen Enterprise Co., Ltd.	16,000	10,137
	TSC Auto ID Technology Co., Ltd.	13,530	84,842
	TSRC Corp.	216,000	153,131
	Ttet Union Corp.	22,000	95,052
	TTFB Co., Ltd.	3,000	23,785
	TTY Biopharm Co., Ltd.	60,000	160,194
	Tung Ho Steel Enterprise Corp.	371,000	392,291
	TURVO International Co., Ltd.	16,410	45,266
	TXC Corp.	99,000	267,009
	TYC Brother Industrial Co., Ltd.	116,000	84,096
*	Tycoons Group Enterprise	143,700	26,058
	Tyntek Corp.	110,000	67,421
	UDE Corp.	34,000	33,755

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ultra Chip, Inc.	35,876	$35,768
	U-Ming Marine Transport Corp.	216,000	219,210
	Unimicron Technology Corp.	369,000	881,693
	Union Bank Of Taiwan	829,832	291,739
	Uni-President Enterprises Corp.	562,560	1,205,882
	Unitech Computer Co., Ltd.	35,000	30,134
#	Unitech Printed Circuit Board Corp.	368,540	271,763
	United Integrated Services Co., Ltd.	64,000	444,356
	United Microelectronics Corp.	767,000	824,334
	United Orthopedic Corp.	18,422	21,597
	United Radiant Technology	34,000	16,560
*	United Renewable Energy Co., Ltd.	814,470	432,148
*	Unity Opto Technology Co., Ltd.	186,000	10,047
	Universal Cement Corp.	203,120	141,763
	Universal Microwave Technology, Inc.	20,326	48,334
*	Unizyx Holding Corp.	108,000	85,242
	UPC Technology Corp.	321,221	146,124
	Userjoy Technology Co., Ltd.	8,461	20,996
	USI Corp.	392,204	242,263
*	Usun Technology Co., Ltd.	11,200	19,621
	Utechzone Co., Ltd.	25,000	42,794
	Vanguard International Semiconductor Corp.	246,000	803,693
*	VHQ Media Holdings, Ltd.	11,000	23,416
*	Victory New Materials, Ltd. Co.	57,233	24,739
	Visual Photonics Epitaxy Co., Ltd.	47,500	134,087
	Vivotek, Inc.	13,863	35,189
	Voltronic Power Technology Corp.	15,442	529,679
	Wafer Works Corp.	131,046	145,399
*	Waffer Technology Corp.	31,000	16,729
	Wah Hong Industrial Corp.	27,000	29,544
	Wah Lee Industrial Corp.	75,000	167,343
	Walsin Lihwa Corp.	929,000	577,278
	Walsin Technology Corp.	79,398	454,678
*	Walton Advanced Engineering, Inc.	127,000	47,610
	Wan Hai Lines, Ltd.	200,000	183,445
*	We & Win Development Co., Ltd.	115,000	40,479
	Wei Chuan Foods Corp.	104,000	72,813
	Weikeng Industrial Co., Ltd.	167,734	107,208
	Well Shin Technology Co., Ltd.	34,000	53,948
	Weltrend Semiconductor	43,000	46,136
	Wholetech System Hitech, Ltd.	19,000	18,894
	Win Semiconductors Corp.	56,840	620,084
	Winbond Electronics Corp.	1,072,804	637,221
	Winstek Semiconductor Co., Ltd.	41,000	33,482
	Wisdom Marine Lines Co., Ltd.	180,236	133,708
	Wistron Corp.	890,288	890,058
#	Wistron NeWeb Corp.	105,267	278,195
	Wiwynn Corp.	4,000	101,781
	Wonderful Hi-Tech Co., Ltd.	42,000	23,155
	Wowprime Corp.	41,000	107,180
	WPG Holdings, Ltd.	350,520	476,090
	WT Microelectronics Co., Ltd.	140,567	180,994
	WUS Printed Circuit Co., Ltd.	70,735	72,096
	XAC Automation Corp.	27,000	24,460
	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	53,918
#	Yageo Corp.	16,425	204,619
*	Yang Ming Marine Transport Corp.	598,215	240,800
	YC INOX Co., Ltd.	75,900	60,816

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Yea Shin International Development Co., Ltd.	79,988	$42,954
	Yem Chio Co., Ltd.	175,518	89,664
	Yeong Guan Energy Technology Group Co., Ltd.	43,164	138,471
	YFC-Boneagle Electric Co., Ltd.	31,000	27,177
	YFY, Inc.	554,000	376,371
	Yi Jinn Industrial Co., Ltd.	92,800	45,132
*	Yieh Phui Enterprise Co., Ltd.	420,774	149,573
	Yonyu Plastics Co., Ltd.	38,000	43,525
	Young Fast Optoelectronics Co., Ltd.	52,000	37,489
	Youngtek Electronics Corp.	30,160	55,423
	Yuanta Financial Holding Co., Ltd.	1,549,514	963,376
	Yuanta Futures Co., Ltd.	15,792	28,812
	Yuen Chang Stainless Steel Co., Ltd.	30,000	15,186
	Yulon Finance Corp.	87,120	294,921
*	Yulon Motor Co., Ltd.	270,834	337,665
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	33,977
	Yungshin Construction & Development Co., Ltd.	14,000	18,973
	YungShin Global Holding Corp.	42,800	64,231
	Zeng Hsing Industrial Co., Ltd.	22,000	104,878
	Zenitron Corp.	78,000	57,627
	Zero One Technology Co., Ltd.	35,000	44,553
	Zhen Ding Technology Holding, Ltd.	157,000	665,390
*	Zig Sheng Industrial Co., Ltd.	168,000	47,220
*	Zinwell Corp.	137,000	87,157
	Zippy Technology Corp.	45,000	50,248
	ZongTai Real Estate Development Co., Ltd.	34,700	46,890

TOTAL TAIWAN			161,991,609

THAILAND — (0.6%)
*	AAPICO Hitech PCL	12,000	4,620
	Advanced Info Service PCL	83,800	463,800
	Advanced Information Technology PCL, Class F	56,800	28,976
	AEON Thana Sinsap Thailand PCL	29,800	124,296
	After You PCL	82,900	23,273
	Airports of Thailand PCL	172,400	286,250
	AJ Plast PCL	58,400	34,852
	Amata Corp. PCL	67,300	25,264
	Ananda Development PCL	531,100	24,197
	AP Thailand PCL	1,278,500	256,377
*	Asia Aviation PCL	1,041,900	47,804
	Asia Plus Group Holdings PCL	419,700	22,353
	Asia Sermkij Leasing PCL	16,400	9,471
	B Grimm Power PCL	103,600	130,466
	Bangchak Corp. PCL	461,800	214,842
	Bangkok Airways PCL	246,600	39,402
	Bangkok Aviation Fuel Services PCL	90,200	57,302
	Bangkok Bank PCL	9,900	30,811
	Bangkok Bank PCL	35,500	110,199
	Bangkok Chain Hospital PCL	313,200	138,675
	Bangkok Dusit Medical Services PCL, Class F	651,700	365,918
	Bangkok Expressway & Metro PCL	1,397,740	367,738
	Bangkok Land PCL	5,248,900	163,357
*	Bangkok Life Assurance PCL	225,600	129,566
*	Bangkok Ranch PCL	236,200	12,808
	Banpu PCL	1,240,000	260,592
	Banpu Power PCL	63,700	27,182
*	Beauty Community PCL	746,000	29,440
*	BEC World PCL	619,052	91,763
	Berli Jucker PCL	52,450	48,382

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Better World Green PCL	506,200	$6,984
	BTS Group Holdings PCL	263,900	75,358
	Bumrungrad Hospital PCL	103,200	301,314
*	Buriram Sugar PCL	74,480	6,213
	Cal-Comp Electronics Thailand PCL, Class F	993,890	73,344
	Carabao Group PCL, Class F	38,100	133,856
	Central Pattana PCL	101,000	124,761
*	Central Plaza Hotel PCL	175,100	110,675
*	Central Retail Corp. PCL	27,075	23,238
*	CH Karnchang PCL	434,200	207,575
	Charoen Pokphand Foods PCL	847,500	686,593
	Chularat Hospital PCL, Class F	1,103,200	89,198
	Com7 PCL, Class F	126,700	166,670
*	Country Group Development PCL	907,200	18,629
*	Country Group Holdings PCL	420,300	8,765
*	CP ALL PCL	385,700	665,160
	Delta Electronics Thailand PCL	10,500	60,303
	Demco PCL	239,200	20,722
	Dhipaya Insurance PCL	133,200	99,149
	Do Day Dream PCL	11,500	5,166
	Dynasty Ceramic PCL	1,001,020	73,870
	Eastern Polymer Group PCL, Class F	259,000	41,051
	Eastern Power Group PCL	179,764	22,379
	Eastern Water Resources Development and Management PCL, Class F	233,400	67,397
	Electricity Generating PCL	22,100	117,706
	Energy Absolute PCL	183,300	223,483
	Erawan Group PCL (The)	879,800	63,796
*	Esso Thailand PCL	514,700	99,910
	Forth Corp. PCL	52,900	9,590
	Forth Smart Service PCL	86,500	18,872
	Fortune Parts Industry PCL, Class F	77,300	3,497
	GFPT PCL	176,100	64,411
	Global Green Chemicals PCL, Class F	118,100	27,472
	Global Power Synergy PCL, Class F	68,831	114,286
	Gunkul Engineering PCL	506,900	33,178
	Haad Thip PCL	13,900	15,498
	Hana Microelectronics PCL	243,000	350,846
	Home Product Center PCL	636,320	285,826
	Ichitan Group PCL	155,600	50,922
	Indorama Ventures PCL	347,100	246,119
*	Interlink Communication PCL	52,200	8,307
	Intouch Holdings PCL	14,300	24,546
	Intouch Holdings PCL, Class F	23,600	40,510
	IRPC PCL	3,747,000	242,847
*	Italian-Thai Development PCL	1,131,400	32,308
	Jasmine International PCL	2,172,500	179,836
	JWD Infologistics PCL	76,700	16,980
	Kang Yong Electric PCL	100	988
	Karmarts PCL	338,400	34,744
	Kasikornbank PCL	12,200	29,847
	Kasikornbank PCL	107,900	263,973
	KCE Electronics PCL	66,800	83,587
	KGI Securities Thailand PCL	584,100	52,099
	Khon Kaen Sugar Industry PCL	523,596	38,303
	Kiatnakin Phatra Bank PCL	90,400	114,568
	Krung Thai Bank PCL	516,000	143,207
	Krungthai Card PCL	414,000	524,681
	Land & Houses PCL	70,900	14,559
	Land & Houses PCL	316,600	65,011

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Lanna Resources PCL	121,200	$22,554
	LH Financial Group PCL	1,865,900	53,281
*	Loxley PCL	909,200	37,923
	LPN Development PCL	565,100	68,898
	Major Cineplex Group PCL	245,200	101,486
	MBK PCL	218,200	75,610
*	MCOT PCL	39,800	3,601
	MCS Steel PCL	101,800	41,481
	Mega Lifesciences PCL	100,400	111,940
*	Minor International PCL	495,346	265,414
	MK Restaurants Group PCL	60,200	87,883
*	Mono Next P.C.L., Class F	707,900	60,870
*	Muangthai Capital PCL	133,900	235,214
	Namyong Terminal PCL	161,200	16,551
	Netbay PCL	22,700	18,135
	Noble Development PCL	54,000	34,478
*	Nusasiri PCL	1,884,200	15,113
	Origin Property PCL, Class F	285,200	60,394
	Plan B Media Pcl, Class F	618,300	107,125
	Platinum Group PCL (The), Class F	123,500	8,004
	Polyplex Thailand PCL	171,000	132,224
	Power Solution Technologies PCL, Class F	351,000	17,230
*	Precious Shipping PCL	287,800	44,877
	Premier Marketing PCL	152,100	36,113
	Prima Marine PCL	355,600	88,422
*	Principal Capital PCL	74,100	6,134
	Property Perfect PCL	3,373,700	35,721
	Pruksa Holding PCL	319,400	100,429
	PTG Energy PCL	448,900	273,654
	PTT Exploration & Production PCL	296,000	747,894
	PTT Global Chemical PCL	202,600	260,014
	PTT PCL	681,700	678,036
	Pylon PCL	123,600	13,642
	Quality Houses PCL	4,249,383	283,588
*	Raimon Land PCL	1,256,400	22,574
	Rajthanee Hospital PCL	75,000	51,737
	Ratch Group PCL	6,100	9,101
	Ratch Group PCL	89,900	134,125
	Ratchthani Leasing PCL	1,019,437	113,825
*	Regional Container Lines PCL	128,700	26,634
	Rojana Industrial Park PCL	322,357	39,716
	RS PCL	122,100	72,083
	Sabina PCL	82,500	55,057
	Saha Pathana Inter-Holding PCL	18,900	36,384
*	Sahakol Equipment PCL	130,700	6,290
	Sahamitr Pressure Container PCL	69,300	25,125
	Saha-Union PCL	22,400	24,256
	Samart Corp. PCL	137,600	21,544
	Samart Telcoms PCL	70,100	10,931
	Sansiri PCL	5,327,000	99,131
	Sappe PCL	67,600	47,499
	SC Asset Corp. PCL	708,025	52,249
	SEAFCO PCL	144,243	21,104
	Sena Development PCL	241,700	20,783
	Sermsang Power Corp. Co., Ltd.	61,200	13,549
	Siam Cement PCL (The)	20,400	221,230
	Siam Cement PCL (The)	5,100	55,308
	Siam City Cement PCL	11,168	42,461
	Siam Commercial Bank PCL (The)	77,300	161,210

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Siam Future Development PCL	544,320	$74,398
	Siam Global House PCL	370,133	188,822
	Siam Wellness Group PCL, Class F	256,950	46,580
	Siamgas & Petrochemicals PCL	423,600	122,999
	Singha Estate PCL	624,000	22,223
	Sino-Thai Engineering & Construction PCL	33,700	10,921
	Somboon Advance Technology PCL	148,200	63,241
	SPCG PCL	242,800	154,245
*	Sri Trang Agro-Industry PCL	105,440	120,943
	Srisawad Corp. PCL	222,267	353,003
	Star Petroleum Refining PCL	774,000	131,618
	STP & I PCL	412,920	42,130
	Supalai PCL	498,100	250,908
	Super Energy Corp. PCL	8,056,000	214,534
	Syntec Construction PCL	531,900	21,844
	Taokaenoi Food & Marketing PCL, Class F	200,800	72,157
*	Thai Airways International PCL	257,000	23,748
	Thai Nakarin Hospital PCL	12,500	13,235
	Thai Oil PCL	235,000	258,242
*	Thai Reinsurance PCL	297,000	12,769
	Thai Solar Energy PCL, Class F	312,228	25,044
	Thai Stanley Electric PCL, Class F	6,800	31,526
	Thai Union Group PCL, Class F	702,600	342,649
	Thai Vegetable Oil PCL	201,500	219,812
	Thai Wah PCL, Class F	77,600	8,465
	Thaicom PCL	290,200	51,210
	Thaifoods Group PCL	701,000	90,415
	Thaire Life Assurance PCL	197,200	17,083
	Thanachart Capital PCL	97,700	86,204
	Thitikorn PCL	33,700	7,515
	Thoresen Thai Agencies PCL	466,800	41,337
	Tipco Asphalt PCL	71,900	35,065
	TIPCO Foods PCL	132,600	23,825
	Tisco Financial Group PCL	31,000	70,370
	Tisco Financial Group PCL	37,100	84,217
	TKS Technologies PCL	98,500	17,540
	TMB Bank PCL	5,313,712	138,096
*	TMT Steel PCL	109,200	17,238
	TOA Paint Thailand PCL	69,900	72,328
	Total Access Communication PCL	145,300	143,354
	Total Access Communication PCL	122,300	120,662
	TPI Polene PCL	2,384,500	105,578
	TPI Polene Power PCL	1,084,900	146,197
	TQM Corp. PCL	9,700	36,724
	True Corp. PCL	5,080,965	443,418
	TTCL PCL	44,100	5,348
	TTW PCL	458,500	170,646
*	U City PCL, Class F	1,188,000	41,547
	Union Auction PCL	164,600	62,846
	Unique Engineering & Construction PCL	383,500	49,956
	United Paper PCL	151,300	65,535
	Univentures PCL	425,400	30,846
*	Vanachai Group PCL	243,000	23,936
	VGI PCL	164,800	31,725
	Vibhavadi Medical Center PCL	878,900	40,889
	Vinythai PCL	122,600	94,799
	WHA Corp. PCL	589,200	44,992
	WHA Utilities and Power PCL	205,600	27,574

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Workpoint Entertainment PCL	81,820	$25,858

TOTAL THAILAND			21,113,427

TURKEY — (0.2%)
*	Akbank T.A.S.	215,230	122,103
	Aksa Akrilik Kimya Sanayii A.S.	84,735	81,869
*	Aksa Enerji Uretim A.S	67,910	50,065
	Aksigorta A.S.	52,333	44,015
	Alarko Holding A.S.	38,338	28,295
*	Albaraka Turk Katilim Bankasi A.S.	328,709	63,800
#	Alkim Alkali Kimya A.S.	26,857	44,422
	Anadolu Anonim Turk Sigorta Sirketi	59,865	47,548
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	36,246	84,212
	Anadolu Hayat Emeklilik A.S.	37,705	36,342
*	Arcelik A.S.	46,477	149,467
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	28,036	55,998
	Aygaz A.S.	15,260	19,260
*	Bera Holding A.S.	118,593	127,400
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	11,358
	BIM Birlesik Magazalar A.S.	40,857	323,034
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	21,448	34,976
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	6,119
*	Cimsa Cimento Sanayi VE Ticaret A.S.	14,544	21,631
*	Coca-Cola Icecek A.S.	33,693	181,003
#	Dogan Sirketler Grubu Holding A.S.	492,406	142,885
	EGE Endustri VE Ticaret A.S.	351	38,293
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	41,357	32,404
Ω	Enerjisa Enerji A.S.	61,562	66,190
	Enka Insaat ve Sanayi A.S.	86,665	74,849
	Eregli Demir ve Celik Fabrikalari TAS	88,915	101,679
*	Fenerbahce Futbol A.S.	11,914	49,613
	Ford Otomotiv Sanayi A.S.	11,312	146,348
*	Global Yatirim Holding A.S.	60,308	38,200
*	Goodyear Lastikleri TAS	39,372	28,487
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	35,337
	GSD Holding A.S.	29,592	7,428
*	Gubre Fabrikalari TAS	6,467	25,736
	Hektas Ticaret TAS	51,318	74,635
*	Ihlas Holding A.S.	125,908	15,981
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	31,230
*	Is Finansal Kiralama A.S.	35,715	14,772
	Is Yatirim Menkul Degerler A.S., Class A	97,764	122,234
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	76,242	47,590
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	153,015	56,594
	KOC Holding A.S.	38,439	65,067
	Kordsa Teknik Tekstil A.S.	29,285	38,119
*	Koza Altin Isletmeleri A.S.	10,534	93,080
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	38,753	55,949
*	Logo Yazilim Sanayi Ve Ticaret A.S.	10,340	114,765
*Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	38,910
#*	Migros Ticaret A.S.	38,967	173,802
*	NET Holding A.S.	112,186	42,153
*	Netas Telekomunikasyon A.S.	5,037	12,008
	Nuh Cimento Sanayi A.S.	13,762	49,455
*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	51,385	19,116
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,999	43,300
*	Oyak Cimento Fabrikalari A.S.	17,621	15,499
#*	Pegasus Hava Tasimaciligi A.S.	17,497	82,993
*	Petkim Petrokimya Holding A.S.	158,718	77,524

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Polisan Holding A.S.	14,415	$6,475
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	74,550	58,799
*	Sekerbank Turk A.S.	137,814	29,864
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	68,003
	Tat Gida Sanayi A.S.	14,814	18,073
#	TAV Havalimanlari Holding A.S.	79,416	130,767
#	Tekfen Holding A.S.	69,811	109,788
*	Teknosa Ic Ve Dis Ticaret A.S.	16,105	15,742
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	107,449
*	Tupras Turkiye Petrol Rafinerileri A.S.	5,350	47,838
*	Turk Hava Yollari AO	151,960	163,505
	Turk Telekomunikasyon A.S.	64,091	49,056
	Turkcell Iletisim Hizmetleri A.S.	117,377	203,249
*	Turkiye Garanti Bankasi A.S.	199,174	157,250
#*	Turkiye Halk Bankasi A.S.	118,769	66,661
*	Turkiye Is Bankasi A.S., Class C	65,903	40,278
*	Turkiye Sinai Kalkinma Bankasi A.S.	594,014	180,791
	Turkiye Sise ve Cam Fabrikalari A.S.	459,460	335,219
#*	Turkiye Vakiflar Bankasi TAO, Class D	134,602	61,234
*	Ulker Biskuvi Sanayi A.S.	49,077	118,373
*	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	65,286
*	Yapi ve Kredi Bankasi A.S.	237,267	60,920
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	64,511
*	Zorlu Enerji Elektrik Uretim A.S.	119,076	35,203

TOTAL TURKEY			5,799,476

UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	330,931	523,879
	Abu Dhabi Islamic Bank PJSC	264,351	311,128
	Air Arabia PJSC	649,458	193,105
	Aldar Properties PJSC	611,043	451,207
	Amanat Holdings PJSC	396,191	83,015
*	Amlak Finance PJSC	227,884	16,535
*	Arabtec Holding PJSC	67,000	9,667
	Aramex PJSC	156,953	168,424
*	DAMAC Properties Dubai Co. PJSC	431,043	126,817
	Dana Gas PJSC	349,734	64,317
*	Deyaar Development PJSC	468,640	34,383
	Dubai Financial Market PJSC	574,528	129,371
	Dubai Investments PJSC	387,552	118,973
	Dubai Islamic Bank PJSC	237,226	268,439
*	DXB Entertainments PJSC	839,422	26,082
*	Emaar Development PJSC	107,505	66,086
*	Emaar Malls PJSC	478,048	190,636
	Emirates Telecommunications Group Co. PJSC	96,686	442,975
	First Abu Dhabi Bank PJSC	93,087	286,838
*	Gulf Navigation Holding PJSC	82,484	9,344
*	Manazel Real Estate PJSC	390,937	33,198
	National Central Cooling Co. PJSC	68,791	46,172
	RAK Properties PJSC	181,489	18,990
	Ras Al Khaimah Ceramics	104,776	39,338

TOTAL UNITED ARAB EMIRATES			3,658,919

UNITED KINGDOM — (8.2%)
	3i Group P.L.C.	119,071	1,487,160
*	4imprint Group P.L.C.	7,131	191,175
	888 Holdings P.L.C.	99,747	346,630
*	A.G. Barr P.L.C.	39,926	243,894

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	AA P.L.C.	173,957	$51,347
	Admiral Group P.L.C.	29,846	1,063,229
	Advanced Medical Solutions Group P.L.C.	2,858	7,776
	Afren P.L.C.	70,630	0
	Aggreko P.L.C.	118,278	674,139
	Air Partner P.L.C.	18,918	15,814
	Alliance Pharma P.L.C.	39,971	38,057
	Allied Minds P.L.C.	20,492	9,649
	Anglo American P.L.C.	75,585	1,773,464
	Anglo Pacific Group P.L.C.	47,509	65,011
	Anglo-Eastern Plantations P.L.C.	4,452	27,519
	Antofagasta P.L.C.	61,951	826,066
*	Arrow Global Group P.L.C.	68,819	111,709
*Ω	Ascential P.L.C.	3,960	14,182
#	Ashmore Group P.L.C.	87,647	405,503
	Ashtead Group P.L.C.	76,598	2,768,045
*	ASOS P.L.C.	1,336	76,224
	Associated British Foods P.L.C.	35,008	769,887
	AstraZeneca P.L.C., Sponsored ADR	149,455	7,496,663
	AstraZeneca P.L.C.	22,201	2,229,102
Ω	Auto Trader Group P.L.C.	230,623	1,733,922
	AVEVA Group P.L.C.	3,045	169,021
	Aviva P.L.C.	570,745	1,903,763
	Avon Rubber P.L.C.	7,418	377,880
	B&M European Value Retail SA	396,415	2,487,864
	Babcock International Group P.L.C.	230,410	649,085
	BAE Systems P.L.C.	340,458	1,750,087
*	Balfour Beatty P.L.C.	179,849	497,042
*	Bank of Georgia Group P.L.C.	16,230	188,740
*	Barclays P.L.C., Sponsored ADR	202,261	1,118,503
*	Barclays P.L.C.	467,208	647,584
*	Barratt Developments P.L.C.	119,979	749,939
	Beazley P.L.C.	103,941	396,251
	Begbies Traynor Group P.L.C.	13,528	14,641
	Bellway P.L.C.	43,716	1,322,635
	Berkeley Group Holdings P.L.C.	20,431	1,074,227
	BHP Group P.L.C., ADR	109,958	4,274,067
	BHP Group P.L.C.	106,827	2,069,490
Ω	Biffa P.L.C.	21,832	61,141
	Bloomsbury Publishing P.L.C.	27,878	92,264
	Bodycote P.L.C.	100,031	843,545
*	Boohoo Group P.L.C.	127,019	445,164
	BP P.L.C., Sponsored ADR	317,435	4,913,894
	BP P.L.C.	280,012	714,222
	Braemar Shipping Services P.L.C.	11,607	18,488
	Brewin Dolphin Holdings P.L.C.	119,341	375,637
	British American Tobacco P.L.C.	116,272	3,685,284
	Britvic P.L.C.	102,140	976,012
	BT Group P.L.C.	2,747,043	3,607,826
	Bunzl P.L.C.	33,940	1,055,068
	Burberry Group P.L.C.	62,345	1,094,953
	Burford Capital, Ltd.	38,442	327,447
	C&C Group P.L.C.	62,284	130,496
*	Cairn Energy P.L.C.	262,039	471,088
*	Capita P.L.C.	396,458	126,624
	Capital & Counties Properties P.L.C.	69,499	94,193
	Card Factory P.L.C.	165,768	69,084
	CareTech Holdings P.L.C.	12,896	75,847
	Carnival P.L.C.	1,122	12,684

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#	Carnival P.L.C., ADR	15,705	$185,319
	Castings P.L.C.	1,541	6,387
	Centamin P.L.C.	503,005	808,957
	Central Asia Metals P.L.C.	15,128	33,029
*	Centrica P.L.C.	2,185,621	1,052,588
	Chemring Group P.L.C.	77,510	262,393
	Chesnara P.L.C.	21,559	73,225
#	Cineworld Group P.L.C.	455,588	168,501
*	Circassia Group P.L.C.	6,887	1,931
	City of London Investment Group P.L.C.	2,778	14,464
	Clarkson P.L.C.	7,327	190,839
	Clipper Logistics P.L.C.	7,902	44,588
	Close Brothers Group P.L.C.	57,055	795,584
	CLS Holdings P.L.C.	43,689	112,206
Ω	CMC Markets P.L.C.	55,056	239,093
	Coca-Cola HBC AG	35,700	810,933
	Compass Group P.L.C.	152,936	2,093,343
	Computacenter P.L.C.	48,547	1,433,919
Ω	ConvaTec Group P.L.C.	253,773	594,065
	Costain Group P.L.C.	61,092	25,873
Ω	Countryside Properties P.L.C.	18,461	80,631
	Cranswick P.L.C.	19,404	808,857
*	Crest Nicholson Holdings P.L.C.	116,085	330,114
	Croda International P.L.C.	15,635	1,222,035
	CVS Group P.L.C.	1,146	18,373
	Daily Mail & General Trust P.L.C., Class A	40,051	350,640
	DCC P.L.C.	9,274	602,643
*	De La Rue P.L.C.	50,837	88,921
#	Debenhams P.L.C.	368,181	0
	Devro P.L.C.	103,536	202,614
	DFS Furniture P.L.C.	8,387	22,339
	Diageo P.L.C., Sponsored ADR	19,256	2,506,746
	Diageo P.L.C.	19,191	620,212
#*	Dignity P.L.C.	13,995	94,926
	Diploma P.L.C.	27,667	796,684
	Direct Line Insurance Group P.L.C.	271,688	928,468
	DiscoverIE Group P.L.C.	10,997	81,900
	Dixons Carphone P.L.C.	478,499	596,463
	Domino’s Pizza Group P.L.C.	148,466	637,438
	Drax Group P.L.C.	205,167	785,659
*	DS Smith P.L.C.	309,752	1,136,231
	Dunelm Group P.L.C.	37,503	634,023
	easyJet P.L.C.	48,307	316,771
	Electrocomponents P.L.C.	176,735	1,551,700
*	Elementis P.L.C.	225,641	217,487
	EMIS Group P.L.C.	15,511	200,075
*	EnQuest P.L.C.	552,300	68,283
*	Epwin Group P.L.C.	22,733	19,055
*Ω	Equiniti Group P.L.C.	95,496	127,754
*	Essentra P.L.C.	79,859	254,858
	Euromoney Institutional Investor P.L.C.	15,831	169,011
	Evraz P.L.C.	100,308	467,102
	Experian P.L.C.	71,346	2,613,681
	FDM Group Holdings P.L.C.	19,684	254,134
	Ferguson P.L.C.	23,392	2,323,325
	Ferrexpo P.L.C.	197,807	488,150
	Fevertree Drinks P.L.C.	26,523	691,971
*	Firstgroup P.L.C.	688,582	366,398
	Flowtech Fluidpower P.L.C.	12,279	11,455

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Forterra P.L.C.	3,331	$7,792
*	Foxtons Group P.L.C.	120,683	53,163
*	Frasers Group P.L.C.	130,294	632,077
	Fresnillo P.L.C.	22,304	336,400
	Fuller Smith & Turner P.L.C., Class A	2,651	19,999
*	G4S P.L.C.	384,168	1,013,020
	Galliford Try Holdings P.L.C.	65,176	60,279
	Games Workshop Group P.L.C.	11,194	1,504,881
	Gamesys Group P.L.C.	13,921	209,652
	Gamma Communications P.L.C.	8,932	193,272
*	Gem Diamonds, Ltd.	49,479	23,566
	Genel Energy P.L.C.	50,158	73,290
	Genus P.L.C.	10,191	541,597
*	Georgia Capital P.L.C.	9,995	47,652
	GlaxoSmithKline P.L.C., Sponsored ADR	93,993	3,141,246
	GlaxoSmithKline P.L.C.	146,203	2,441,368
*	Glencore P.L.C.	1,173,637	2,367,502
	Go-Ahead Group P.L.C. (The)	21,817	165,528
	GoCo Group P.L.C.	89,528	111,758
	Gooch & Housego P.L.C.	1,366	18,661
*	Grafton Group P.L.C.	62,669	544,812
	Grainger P.L.C.	188,036	681,221
	Greencore Group P.L.C.	149,646	175,197
*	Greggs P.L.C.	47,674	796,197
	Gulf Keystone Petroleum, Ltd.	64,883	58,952
*	GVC Holdings P.L.C.	149,364	1,871,092
*Ω	Gym Group P.L.C. (The)	7,599	13,595
	H&T Group P.L.C.	2,446	6,981
	Halfords Group P.L.C.	63,559	198,044
	Halma P.L.C.	29,973	919,799
	Hargreaves Lansdown P.L.C.	35,077	615,815
Ω	Hastings Group Holdings P.L.C.	113,424	366,503
*	Hays P.L.C.	853,101	1,178,013
	Headlam Group P.L.C.	18,512	63,708
	Helical P.L.C.	58,066	255,769
	Henry Boot P.L.C.	4,400	14,079
	Hikma Pharmaceuticals P.L.C.	11,843	385,057
	Hill & Smith Holdings P.L.C.	28,098	436,980
	Hilton Food Group P.L.C.	3,648	54,737
*	Hiscox, Ltd.	70,714	755,806
*	Hochschild Mining P.L.C.	97,500	278,126
	Hollywood Bowl Group P.L.C.	24,845	41,857
	HomeServe P.L.C.	143,014	2,049,586
*	Horizon Discovery Group P.L.C.	20,377	23,448
*Ω	Hostelworld Group P.L.C.	8,283	5,366
*	Howden Joinery Group P.L.C.	275,721	2,276,310
#	HSBC Holdings P.L.C., Sponsored ADR	263,052	5,518,831
	Hunting P.L.C.	69,180	125,153
	Hyve Group P.L.C.	97,045	64,090
*Ω	Ibstock P.L.C.	138,515	288,067
*	IDOX P.L.C.	32,237	20,666
	IG Group Holdings P.L.C.	148,799	1,468,423
	IMI P.L.C.	145,600	1,952,285
	Imperial Brands P.L.C., Sponsored ADR	658	10,442
	Imperial Brands P.L.C.	158,288	2,505,333
*	Inchcape P.L.C.	218,783	1,403,431
*	Indivior P.L.C.	305,969	437,167
*	Informa P.L.C.	156,879	851,167
	IntegraFin Holdings P.L.C.	2,636	16,599

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
#*	InterContinental Hotels Group P.L.C., ADR	13,252	$677,728
*	InterContinental Hotels Group P.L.C.	2,901	147,390
	Intermediate Capital Group P.L.C.	27,361	415,588
	International Consolidated Airlines Group SA	74,877	93,641
*	International Personal Finance P.L.C.	119,000	87,932
	Interserve P.L.C.	43,311	0
	Intertek Group P.L.C.	24,557	1,768,859
#	Investec P.L.C.	235,726	438,659
	iomart Group P.L.C.	2,055	8,361
*	IP Group P.L.C.	131,593	135,955
*	ITV P.L.C.	1,056,150	987,039
*	IWG P.L.C.	307,958	1,010,161
*	J D Wetherspoon P.L.C.	58,030	648,626
	J Sainsbury P.L.C.	537,469	1,402,915
	James Fisher & Sons P.L.C.	21,265	312,554
	James Halstead P.L.C.	4,469	27,054
	JD Sports Fashion P.L.C.	148,581	1,429,420
	JET2 P.L.C.	20,824	229,422
Ω	John Laing Group P.L.C.	72,609	264,983
*	John Menzies P.L.C.	46,278	63,565
*	John Wood Group P.L.C.	307,948	845,346
	Johnson Matthey P.L.C.	39,274	1,093,275
*	Joules Group P.L.C.	6,458	8,872
	Jupiter Fund Management P.L.C.	190,327	573,412
*Ω	Just Eat Takeaway.com NV	3,852	426,667
*	Just Group P.L.C.	378,170	206,444
	Kainos Group P.L.C.	18,202	291,937
	KAZ Minerals P.L.C.	137,275	1,120,040
	Keller Group P.L.C.	37,930	249,517
*	Kier Group P.L.C.	39,973	24,428
	Kin & Carta P.L.C.	56,339	58,456
*	Kingfisher P.L.C.	741,333	2,757,006
*	Lamprell P.L.C.	55,247	21,564
	Lancashire Holdings, Ltd.	61,751	509,600
	Legal & General Group P.L.C.	905,111	2,170,098
*	Liberty Global P.L.C., Class A	4,557	86,502
*	Liberty Global P.L.C., Class C	11,158	208,203
	Liontrust Asset Management P.L.C.	11,154	180,401
*	Lloyds Banking Group P.L.C.	4,607,808	1,677,733
#*	Lloyds Banking Group P.L.C., ADR	556,927	785,267
	London Stock Exchange Group P.L.C.	6,709	723,216
	Lookers P.L.C.	182,089	37,154
*	LSL Property Services P.L.C.	15,939	42,319
Ω	Luceco P.L.C.	17,334	51,197
	M&C Saatchi P.L.C.	1,840	1,368
	M&G P.L.C.	457,373	869,999
	Man Group P.L.C.	585,377	816,873
	Marks & Spencer Group P.L.C.	833,158	959,864
*	Marshalls P.L.C.	114,966	996,048
	Marston’s P.L.C.	324,326	203,006
	McBride P.L.C.	87,007	69,104
*Ω	McCarthy & Stone P.L.C.	166,955	253,949
*	Mears Group P.L.C.	52,545	71,736
	Mediclinic International P.L.C.	9,453	34,277
	Mediclinic International P.L.C.	175,333	642,015
*	Meggitt P.L.C.	199,662	707,501
*	Melrose Industries P.L.C.	749,015	1,161,923
#*	Micro Focus International P.L.C., Sponsored ADR	17,726	50,874
*	Micro Focus International P.L.C.	43,029	120,740

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Midwich Group P.L.C.	10,528	$47,416
*	Mitchells & Butlers P.L.C.	89,954	182,736
	Mitie Group P.L.C.	487,996	177,787
	MJ Gleeson P.L.C.	192	1,441
	Mondi P.L.C.	92,818	1,759,208
	Mondi P.L.C.	35,892	673,851
	Moneysupermarket.com Group P.L.C.	203,294	642,091
*	Morgan Advanced Materials P.L.C.	212,454	688,406
*	Morgan Sindall Group P.L.C.	12,290	175,604
	Morses Club P.L.C.	4,000	1,721
	Mortgage Advice Bureau Holdings, Ltd.	1,856	18,354
	Motorpoint group P.L.C.	12,001	43,652
	N Brown Group P.L.C.	69,772	51,582
	Naked Wines P.L.C.	18,703	112,686
*	National Express Group P.L.C.	233,331	452,643
	National Grid P.L.C.	34,583	411,382
	National Grid P.L.C., Sponsored ADR	26,414	1,570,317
*	Natwest Group P.L.C.	249,808	402,780
*	Natwest Group P.L.C., Sponsored ADR	181,642	579,438
	NCC Group P.L.C.	37,044	87,910
	Next P.L.C.	16,529	1,248,378
*	Ninety One P.L.C.	117,862	316,839
*	NMC Health P.L.C.	8,350	2,288
	Norcros P.L.C.	10,981	24,768
	Numis Corp. P.L.C.	8,473	32,670
*	Ocado Group P.L.C.	11,181	329,727
Ω	On the Beach Group P.L.C.	42,073	117,252
*	OneSavings Bank P.L.C.	86,687	345,790
*	Oxford Instruments P.L.C.	24,630	506,615
*	Pagegroup P.L.C.	141,927	657,515
	Pan African Resources P.L.C.	92,070	23,363
	Paragon Banking Group P.L.C.	121,964	467,992
	PayPoint P.L.C.	31,673	206,701
	Pearson P.L.C.	48,693	321,703
#	Pearson P.L.C., Sponsored ADR	103,768	693,170
*	Pendragon P.L.C.	667,688	112,027
	Pennon Group P.L.C.	97,542	1,255,319
	Persimmon P.L.C.	53,738	1,627,000
#*	Petrofac, Ltd.	109,115	168,100
*	Petropavlovsk P.L.C.	1,019,318	353,056
	Pets at Home Group P.L.C.	189,585	952,093
*	Pharos Energy P.L.C.	110,586	17,791
	Phoenix Group Holdings P.L.C.	159,071	1,365,981
*	Photo-Me International P.L.C.	131,516	83,455
*	Playtech P.L.C.	103,861	457,962
	Plus500, Ltd.	28,864	553,170
	Polar Capital Holdings P.L.C.	3,537	23,562
*	Polypipe Group P.L.C.	49,406	294,174
*	Premier Foods P.L.C.	396,869	475,591
	Premier Miton Group P.L.C.	5,647	8,032
#*	Premier Oil P.L.C.	651,595	96,019
*	Provident Financial P.L.C.	42,204	127,090
#	Prudential P.L.C., ADR	58,189	1,421,557
*	PureTech Health P.L.C.	1,784	5,999
	PZ Cussons P.L.C.	90,040	270,276
	QinetiQ Group P.L.C.	192,804	590,522
Ω	Quilter P.L.C.	492,365	781,709
	Rank Group P.L.C.	54,918	64,114
	Rathbone Brothers P.L.C.	10,568	198,924

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Raven Property Group, Ltd.	35,805	$11,135
	Reach P.L.C.	150,161	204,351
	Reckitt Benckiser Group P.L.C.	19,933	1,755,868
	Redde Northgate P.L.C.	81,893	188,392
*	Redrow P.L.C.	118,297	637,815
	RELX P.L.C., Sponsored ADR	52,014	1,026,228
	RELX P.L.C.	38,132	754,552
	RELX P.L.C.	48,598	961,487
	Renewi P.L.C.	292,785	81,007
*	Renishaw P.L.C.	14,323	1,039,154
*	Rentokil Initial P.L.C.	243,890	1,660,454
	Restaurant Group P.L.C. (The)	293,108	153,966
	Rhi Magnesita NV	7,801	261,535
	Rhi Magnesita NV	7,100	235,582
	Ricardo P.L.C.	11,242	52,572
*	Rightmove P.L.C.	222,836	1,783,396
	Rio Tinto P.L.C.	2,919	165,103
#	Rio Tinto P.L.C., Sponsored ADR	172,914	9,816,328
*	RM P.L.C.	3,746	8,352
	Robert Walters P.L.C.	7,903	40,885
#	Rolls-Royce Holdings P.L.C.	174,732	161,726
	Rotork P.L.C.	374,173	1,363,283
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	345,386	8,341,072
	Royal Dutch Shell P.L.C., Class B	69,241	835,001
	Royal Mail P.L.C.	271,132	798,054
*	RPS Group P.L.C.	130,319	85,777
	RSA Insurance Group P.L.C.	202,663	1,112,943
Ω	Sabre Insurance Group P.L.C.	7,460	22,156
*	Saga P.L.C.	20,814	37,258
	Sage Group P.L.C. (The)	57,208	470,703
*	Savills P.L.C.	60,959	656,546
	Schroders P.L.C.	12,517	424,044
	Schroders P.L.C.	6,449	153,866
	ScS Group P.L.C.	4,075	10,103
*	SDL P.L.C.	14,845	132,778
*	Senior P.L.C.	214,188	152,352
	Severfield P.L.C.	28,954	20,738
	Severn Trent P.L.C.	24,285	764,301
*	SIG P.L.C.	324,554	100,953
	Signature Aviation P.L.C.	255,453	782,243
	Smith & Nephew P.L.C.	47,458	824,067
	Smiths Group P.L.C.	43,302	746,093
	Softcat P.L.C.	50,014	729,086
	Spectris P.L.C.	22,012	706,481
	Speedy Hire P.L.C.	170,632	116,581
	Spirax-Sarco Engineering P.L.C.	14,842	2,169,829
Ω	Spire Healthcare Group P.L.C.	127,946	197,257
	Spirent Communications P.L.C.	162,626	610,537
	SSE P.L.C.	168,400	2,761,672
	SSP Group P.L.C.	167,810	406,353
	St James’s Place P.L.C.	123,360	1,437,717
	St. Modwen Properties P.L.C.	99,425	427,030
	Stagecoach Group P.L.C.	290,749	143,178
*	Standard Chartered P.L.C.	398,118	1,819,321
	Standard Life Aberdeen P.L.C.	396,376	1,154,950
	SThree P.L.C.	35,092	111,885
*	Stobart Group, Ltd.	78,613	18,828
	Stock Spirits Group P.L.C.	49,993	137,053
*	Studio Retail Group P.L.C.	7,838	24,364

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Superdry P.L.C.	28,193	$65,771
	Synthomer P.L.C.	228,862	1,118,369
	TalkTalk Telecom Group P.L.C.	243,875	303,949
	Tate & Lyle P.L.C.	170,226	1,312,234
	Tatton Asset Management P.L.C.	4,491	15,467
*	Taylor Wimpey P.L.C.	931,399	1,276,103
	Ted Baker P.L.C.	25,716	34,092
	Telecom Plus P.L.C.	21,520	370,666
	Tesco P.L.C.	615,413	1,637,949
#	Thomas Cook Group P.L.C.	530,482	0
	Topps Tiles P.L.C.	88,422	49,521
	TP ICAP P.L.C.	163,539	404,968
*	Travis Perkins P.L.C.	88,975	1,222,007
	Trifast P.L.C.	21,242	33,281
*	TT Electronics P.L.C.	53,172	135,017
	TUI AG	43,709	171,579
#*	Tullow Oil P.L.C.	807,564	211,858
*	Tyman P.L.C.	16,148	55,836
	U & I Group P.L.C.	63,244	45,897
	UDG Healthcare P.L.C.	24,740	232,532
	Ultra Electronics Holdings P.L.C.	29,153	711,301
#	Unilever P.L.C., Sponsored ADR	57,062	3,242,833
	Unilever P.L.C.	29,369	1,673,705
	United Utilities Group P.L.C.	82,436	921,537
	Urban & Civic P.L.C.	8,819	23,423
*	Vectura Group P.L.C.	337,650	450,486
	Vertu Motors P.L.C.	184,858	70,490
	Vesuvius P.L.C.	77,760	402,219
	Victrex P.L.C.	14,920	356,518
*	Virgin Money UK P.L.C.	341,003	413,494
*	Vistry Group P.L.C.	96,870	683,515
*	Vitec Group P.L.C. (The)	3,131	28,950
	Vodafone Group P.L.C.	3,081,511	4,110,637
	Volution Group P.L.C.	6,100	15,340
	Vp P.L.C.	1,242	9,771
	Watkin Jones P.L.C.	48,524	84,243
*	Weir Group P.L.C (The)	56,706	1,053,470
	WH Smith P.L.C.	41,451	535,831
*	Whitbread P.L.C.	37,402	1,041,374
	William Hill P.L.C.	412,039	1,463,347
*	Wilmington P.L.C.	5,594	9,310
	Wincanton P.L.C.	30,806	83,014
*Ω	Wizz Air Holdings P.L.C.	1,105	45,746
	Wm Morrison Supermarkets P.L.C.	618,382	1,305,326
	WPP P.L.C., Sponsored ADR	4,077	162,876
	WPP P.L.C.	147,761	1,180,209
*	Xaar P.L.C.	12,821	21,761
	XP Power, Ltd.	236	12,232
	Young & Co’s Brewery P.L.C., Class A	375	3,947

TOTAL UNITED KINGDOM			271,191,142

UNITED STATES — (0.0%)
	Textainer Group Holdings, Ltd.	1,493	21,081

TOTAL COMMON STOCKS			3,157,315,915

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
Alpargatas SA	20,997	$148,276
Banco ABC Brasil SA	46,650	99,187
* Banco ABC Brasil SA	553	1,174
Banco Bradesco SA	278,253	977,628
Banco do Estado do Rio Grande do Sul SA, Class B	65,025	135,989
Banco Pan SA	30,244	39,321
Braskem SA, Class A	31,067	123,663
Centrais Eletricas Brasileiras SA, Class B	29,900	161,486
Centrais Eletricas Santa Catarina	1,700	15,255
Cia de Saneamento do Parana	282,323	234,205
Cia de Transmissao de Energia Eletrica Paulista	36,768	150,649
Cia Energetica de Minas Gerais	155,115	277,090
Cia Energetica de Sao Paulo, Class B	51,200	238,067
Cia Energetica do Ceara, Class A	3,900	40,577
Cia Ferro Ligas da Bahia - FERBASA	21,468	68,019
Cia Paranaense de Energia	18,800	202,352
* Eucatex SA Industria e Comercio	14,000	18,055
Gerdau SA	314,588	1,195,752
* Gol Linhas Aereas Inteligentes SA	22,000	60,157
Grazziotin SA	6,900	35,138
Itau Unibanco Holding SA	193,665	792,488
Lojas Americanas SA	66,708	270,066
Marcopolo SA	219,947	93,913
Petroleo Brasileiro SA	813,284	2,684,513
Randon SA Implementos e Participacoes	49,300	109,031
Schulz SA	14,500	30,072
Telefonica Brasil SA	28,570	211,812
Unipar Carbocloro SA	40,652	214,314
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	224,018	425,552

TOTAL BRAZIL		9,053,801

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	15,035	18,282
Embotelladora Andina SA, Class B	87,181	181,806

TOTAL CHILE		200,088

COLOMBIA — (0.0%)
Avianca Holdings SA	166,416	6,815
Banco Davivienda SA	18,307	118,866
Grupo Argos SA	7,594	16,874
Grupo Aval Acciones y Valores SA	140,001	32,194
Grupo de Inversiones Suramericana SA	11,306	48,813

TOTAL COLOMBIA		223,562

GERMANY — (0.4%)
Bayerische Motoren Werke AG	12,687	655,962
Biotest AG	5,953	178,928
Draegerwerk AG & Co. KGaA	3,939	316,494
Fuchs Petrolub SE	19,447	1,000,963
Henkel AG & Co. KGaA	4,579	445,585
Jungheinrich AG	22,454	816,362
Porsche Automobil Holding SE	20,336	1,089,447
# Sartorius AG	7,266	3,075,552
Schaeffler AG	52,285	318,381
Sixt SE	8,513	403,065
STO SE & Co. KGaA	1,089	136,222
Villeroy & Boch AG	5,018	72,489

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Volkswagen AG	22,506	$3,278,316

TOTAL GERMANY		11,787,766

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	40	1,160

UNITED KINGDOM — (0.0%)
McBride P.L.C.	957,077	1,240

TOTAL PREFERRED STOCKS		21,267,617

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* CVC Brasil Operadora e Agencia de Viagens SA Warrants 1/29/21	7,520	2,608

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	86,048	61,955
* Pan American Silver Corp. Rights 02/22/29	2,994	2,156

TOTAL CANADA		64,111

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	5,546	0

FRANCE — (0.0%)
#* Technicolor SA 9/22/24	2,474	204

GERMANY — (0.0%)
* Grammer AG Rights 11/12/20	992	468

HONG KONG — (0.0%)
* Jiayuan International Group, Ltd. Rights 11/30/20	6,225	0

INDIA — (0.0%)
Arvind Fashions, Ltd. Rights 04/17/20	0	0

ISRAEL — (0.0%)
Arko Holdings, Ltd. Rights 05/10/20	0	0

ITALY — (0.0%)
#* Banca Monte dei Paschi di Siena SpA Rights 11/21/20	519	0
* Cattolica Assicurazioni Rights 11/26/20	75,058	0

TOTAL ITALY		0

MALAYSIA — (0.0%)
* JAKS Resources Bhd Rights 11/12/20	350,880	21,957
* Vizione Holdings Bhd Warrants 8/24/23	74,640	2,335

TOTAL MALAYSIA		24,292

NORWAY — (0.0%)
XXL ASA Rights 05/28/20	0	0

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0

SOUTH KOREA — (0.0%)
* Doosan Fuel Cell Co., Ltd. Rights 12/8/20	1,330	9,260
* Doosan Heavy Industries & Construction Co., Ltd. Rights 12/4/20	22,301	80,776

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	HLB, Inc. Rights 05/29/20	0	$0

TOTAL SOUTH KOREA			90,036

SPAIN — (0.0%)
*	Vidrala SA Rights 11/5/20	8,756	41,758

TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 10/5/20	1,806	568
*	Da Li Development Co., Ltd. Rights 11/12/20	3,811	619
*	Etron Technology, Inc. Rights 11/16/20	7,151	525
*	Nuvoton Technology Corp. Rights 10/28/20	6,027	717
*	Supreme Electronics Co., Ltd. Rights 10/28/20	13,525	0
*	Tai Tung Communication Co., Ltd. Rights 11/9/20	2,934	118

TOTAL TAIWAN			2,547

THAILAND — (0.0%)
*	MBK-W1, Inc. Warrants 1/21/21	8,728	2,184
*	Srisawad Corp. P.C.L. Warrants 8/29/25	8,891	2,339

TOTAL THAILAND			4,523

UNITED KINGDOM — (0.0%)
*	Rolls-Royce Holdings P.L.C. Rights 11/11/20	582,440	294,275

TOTAL RIGHTS/WARRANTS			524,822

TOTAL INVESTMENT SECURITIES (Cost $3,168,410,046)			3,179,108,354

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	10,292,665	119,096,422

TOTAL INVESTMENTS — (100.0%) (Cost $3,287,477,314)			$3,298,204,776

As of October 31, 2020, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	103	12/18/20	$17,411,351	$16,813,205	$(598,146)

Total Futures Contracts			$17,411,351	$16,813,205	$(598,146)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$1,022,772	$137,619,341	—	$138,642,113
Austria	—	9,801,387	—	9,801,387
Belgium	616,194	23,449,867	—	24,066,061
Brazil	38,257,203	—	—	38,257,203

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$210,649,893	$975,432	—	$211,625,325
Chile	1,004,156	4,202,947	—	5,207,103
China	53,902,024	324,599,555	—	378,501,579
Colombia	1,952,422	—	—	1,952,422
Czech Republic	—	853,212	—	853,212
Denmark	—	49,492,520	—	49,492,520
Egypt	112,131	129,751	—	241,882
Finland	—	36,701,588	—	36,701,588
France	732,593	165,230,147	—	165,962,740
Germany	1,993,363	135,844,355	—	137,837,718
Greece	1,813	1,425,588	—	1,427,401
Hong Kong	327,079	60,394,225	—	60,721,304
Hungary	—	2,051,402	—	2,051,402
India	2,315,340	109,878,846	—	112,194,186
Indonesia	135,238	14,595,707	—	14,730,945
Ireland	8,035,395	15,892,371	—	23,927,766
Israel	2,017,654	14,858,096	—	16,875,750
Italy	115,467	50,640,485	—	50,755,952
Japan	2,600,152	528,194,568	—	530,794,720
Malaysia	—	20,309,018	—	20,309,018
Mexico	22,426,736	179	—	22,426,915
Netherlands	11,547,279	60,726,617	—	72,273,896
New Zealand	—	12,970,022	—	12,970,022
Norway	123,861	16,872,430	—	16,996,291
Peru	262,369	—	—	262,369
Philippines	22,611	8,341,964	—	8,364,575
Poland	—	7,043,506	—	7,043,506
Portugal	—	4,071,244	—	4,071,244
Qatar	—	5,021,658	—	5,021,658
Russia	3,790,808	3,680,584	—	7,471,392
Saudi Arabia	43,693	20,305,902	—	20,349,595
Singapore	—	19,873,284	—	19,873,284
South Africa	7,715,667	39,499,016	—	47,214,683
South Korea	1,184,602	134,825,460	—	136,010,062
Spain	316,443	41,321,094	—	41,637,537
Sweden	186,836	71,333,298	—	71,520,134
Switzerland	9,488,876	157,612,925	—	167,101,801
Taiwan	11,017,475	150,974,134	—	161,991,609
Thailand	21,113,427	—	—	21,113,427
Turkey	—	5,799,476	—	5,799,476
United Arab Emirates	—	3,658,919	—	3,658,919
United Kingdom	57,828,104	213,363,038	—	271,191,142
United States	—	21,081	—	21,081
Preferred Stocks
Brazil	9,053,801	—	—	9,053,801
Chile	—	200,088	—	200,088
Colombia	223,562	—	—	223,562
Germany	—	11,787,766	—	11,787,766
South Korea	—	1,160	—	1,160
United Kingdom	—	1,240	—	1,240
Rights/Warrants
Brazil	—	2,608	—	2,608
Canada	—	64,111	—	64,111
France	—	204	—	204
Germany	—	468	—	468
Malaysia	—	24,292	—	24,292
South Korea	—	90,036	—	90,036
Spain	—	41,758	—	41,758

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$2,547	—	$2,547
Thailand	—	4,523	—	4,523
United Kingdom	—	294,275	—	294,275
Securities Lending Collateral	—	119,096,422	—	119,096,422
Futures Contracts**	$(598,146)	—	—	(598,146)

TOTAL	$481,538,893	$2,816,067,737	—	$3,297,606,630

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (3.8%)
	AES Tiete Energia SA	1,546,744	$3,962,589
	AES Tiete Energia SA	681	349
	Aliansce Sonae Shopping Centers SA	449,661	1,803,207
	Alliar Medicos A Frente SA	266,719	449,959
	Alupar Investimento SA	998,556	3,969,547
#	Ambev SA, ADR	11,002,263	23,544,843
*	Anima Holding SA	251,359	1,222,637
	Arezzo Industria e Comercio SA	309,080	3,248,115
	Atacadao SA	680,305	2,187,476
#*	Azul SA, ADR	490,810	5,816,098
*	B2W Cia Digital	34,100	447,143
	B3 SA - Brasil Bolsa Balcao	3,138,497	27,922,912
	Banco Bradesco SA, ADR	1,931,624	6,760,684
	Banco Bradesco SA	2,906,609	9,204,173
	Banco BTG Pactual SA	354,135	4,474,558
	Banco do Brasil SA	1,819,892	9,451,595
	Banco Santander Brasil SA	897,318	5,012,076
	BB Seguridade Participacoes SA	2,305,388	9,514,127
	BK Brasil Operacao e Assessoria a Restaurantes SA	78,186	132,718
*	BR Malls Participacoes SA	4,694,640	6,676,298
	BR Properties SA	709,294	1,071,738
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,703	985,136
#	Braskem SA, Sponsored ADR	501,583	3,992,601
*	BRF SA	1,993,468	5,829,677
	Camil Alimentos SA	501,366	1,056,390
	CCR SA	8,006,456	15,572,121
	Centrais Eletricas Brasileiras SA	614,000	3,323,633
	Cia Brasileira de Distribuicao, ADR	89,028	957,941
	Cia Brasileira de Distribuicao	669,536	7,228,671
	Cia de Locacao das Americas	869,742	3,810,649
	Cia de Saneamento Basico do Estado de Sao Paulo	1,192,104	8,829,707
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	135,741	1,001,769
	Cia de Saneamento de Minas Gerais-COPASA	413,937	3,087,602
	Cia de Saneamento do Parana	1,248,558	5,154,862
	Cia de Saneamento do Parana	75,900	63,228
#	Cia Energetica de Minas Gerais, Sponsored ADR	438,669	802,764
	Cia Energetica de Minas Gerais	667,760	1,352,289
	Cia Hering	668,276	1,852,974
	Cia Paranaense de Energia	107,986	1,033,385
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	10,061,734
	Cia Siderurgica Nacional SA	2,566,728	9,188,054
	Cielo SA	5,163,224	3,032,453
	Cogna Educacao	11,225,297	8,392,636
	Construtora Tenda SA	531,027	2,485,798
*	Cosan Logistica SA	1,148,760	3,281,342
	Cosan SA	718,067	8,133,074
	CSU Cardsystem SA	289,933	659,404
	CVC Brasil Operadora e Agencia de Viagens SA	1,070,650	2,291,338
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,734	35,894
	Dimed SA Distribuidora da Medicamentos	50,314	179,669
	Direcional Engenharia SA	866,796	1,702,488
	Duratex SA	2,343,198	7,828,424
*	EcoRodovias Infraestrutura e Logistica SA	1,171,743	2,040,051
	EDP - Energias do Brasil SA	1,942,628	5,755,483
*	Embraer SA	158,400	166,462
*	Embraer SA, Sponsored ADR	1,195,508	4,925,493
	Enauta Participacoes SA	689,087	1,137,280

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Energisa SA	1,196,500	$8,751,750
*	Eneva SA	310,000	2,841,781
	Engie Brasil Energia SA	686,361	4,771,554
	Equatorial Energia SA	4,090,070	14,206,310
	Even Construtora e Incorporadora SA	1,005,019	1,805,827
	Ez Tec Empreendimentos e Participacoes SA	611,759	3,742,232
	Fleury SA	1,485,719	7,081,695
	Fras-Le SA	80,100	84,456
*	Gafisa SA	461,619	306,515
#*	Gafisa SA, ADR	103,158	167,115
#	Gerdau SA, Sponsored ADR	1,998,117	7,612,826
	Gerdau SA	307,870	971,156
#*	Gol Linhas Aereas Inteligentes SA, ADR	264,212	1,445,242
	Grendene SA	1,281,859	1,791,669
	Guararapes Confeccoes SA	783,828	1,860,549
Ω	Hapvida Participacoes e Investimentos SA	199,600	2,239,171
*	Helbor Empreendimentos SA	325,663	507,965
	Hypera SA	985,988	4,794,232
	Industrias Romi SA	201,757	431,436
	Instituto Hermes Pardini SA	248,360	928,004
*	International Meal Co. Alimentacao SA, Class A	1,333,561	669,343
	Iochpe-Maxion SA	984,793	2,279,220
	IRB Brasil Resseguros SA	999,089	1,069,094
	Itau Unibanco Holding SA	1,250,359	4,789,671
	JBS SA	6,270,019	21,253,561
	JHSF Participacoes SA	2,133,091	2,390,362
*	JSL SA	153,365	244,563
	Kepler Weber SA	114,804	777,705
	Klabin SA	3,233,629	13,378,707
*	Light SA	1,470,288	4,942,855
	Localiza Rent a Car SA	1,657,606	17,529,524
	LOG Commercial Properties e Participacoes SA	348,077	1,901,761
	Lojas Americanas SA	365,423	1,284,534
	Lojas Renner SA	2,647,825	17,281,616
	M Dias Branco SA	103,765	586,825
	Magazine Luiza SA	13,113,688	56,290,162
	Mahle-Metal Leve SA	363,099	1,128,920
	Marcopolo SA	621,900	259,037
*	Marfrig Global Foods SA	69,501	166,789
*	Marisa Lojas SA	865,738	930,925
*	Mills Estruturas e Servicos de Engenharia SA	1,087,949	963,198
*	Minerva SA	205,754	357,509
	Movida Participacoes SA	247,467	782,344
	MRV Engenharia e Participacoes SA	1,846,380	5,422,059
	Natura & Co. Holding SA	4,348,196	34,934,399
	Notre Dame Intermedica Participacoes S.A.	231,573	2,653,548
	Odontoprev SA	1,770,880	3,891,773
*	Omega Geracao SA	25,239	148,453
*	Petro Rio SA	848,780	4,632,977
#	Petroleo Brasileiro SA, Sponsored ADR	1,117,137	7,384,276
	Petroleo Brasileiro SA, Sponsored ADR	1,709,461	11,333,726
	Petroleo Brasileiro SA	19,448,656	64,400,084
	Porto Seguro SA	749,960	6,197,876
	Portobello SA	780,034	855,081
*	Profarma Distribuidora de Produtos Farmaceuticos SA	111,675	96,145
	Qualicorp Consultoria e Corretora de Seguros SA	1,753,357	9,726,358
	Raia Drogasil SA	3,525,010	14,780,843
*	Restoque Comercio e Confeccoes de Roupas SA	142,648	100,685
*	Rumo SA	4,194,564	13,406,932

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Sao Carlos Empreendimentos e Participacoes SA	21,500	$136,765
	Sao Martinho SA	1,857,963	6,816,044
Ω	Ser Educacional SA	279,985	648,977
*	SIMPAR SA	437,311	1,957,933
	SLC Agricola SA	850,457	3,789,888
	Smiles Fidelidade SA	561,161	1,411,228
	Sul America SA	2,011,926	14,021,893
*	Suzano SA	1,733,608	15,121,617
#*	Suzano SA, Sponsored ADR	140,729	1,218,714
*	Tecnisa SA	421,592	581,182
	Tegma Gestao Logistica SA	211,860	777,221
	Telefonica Brasil SA, ADR	392,241	2,886,894
*	Terra Santa Agro SA	9,100	25,882
	TIM SA	2,913,437	6,016,823
	Transmissora Alianca de Energia Eletrica SA	2,089,671	10,251,787
	Trisul SA	80,936	148,530
*	Tupy SA	684,673	2,251,637
	Ultrapar Participacoes SA	2,196,700	6,270,871
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	212,404
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,134	573,548
	Vale SA	17,407,141	183,689,715
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao SA	452,949	576,256
*	Via Varejo SA	1,190,300	3,559,729
*	Vulcabras Azaleia SA	662,486	758,552
	WEG SA	1,384,640	18,298,739
	Wiz Solucoes e Corretagem de Seguros SA	513,690	800,354
	YDUQS Participacoes SA	2,126,845	8,495,593

TOTAL BRAZIL			952,969,019

CHILE — (0.7%)
	AES Gener SA	15,375,968	2,386,225
	Aguas Andinas SA, Class A	11,757,241	3,056,657
	Banco de Chile	8,969,120	694,052
#	Banco de Chile, ADR	316,377	4,982,940
	Banco de Credito e Inversiones SA	162,202	5,078,045
#	Banco Santander Chile, ADR	312,308	4,334,835
	Besalco SA	2,474,186	1,074,817
	Camanchaca SA	49,415	3,441
	CAP SA	955,813	7,896,861
	Cementos BIO BIO SA	179,409	168,962
	Cencosud SA	6,167,916	8,588,324
	Cia Cervecerias Unidas SA	331,032	1,839,741
	Cia Cervecerias Unidas SA, Sponsored ADR	141,288	1,520,259
*	Cia Sud Americana de Vapores SA	240,344,873	7,000,961
	Colbun SA	33,305,280	5,030,694
	Cristalerias de Chile SA	59,157	290,025
#	Embotelladora Andina SA, ADR, Class B	70,431	879,683
	Empresa Nacional de Telecomunicaciones SA	1,120,905	6,331,291
	Empresas CMPC SA	4,248,304	8,840,162
	Empresas COPEC SA	795,177	6,063,195
	Empresas Hites SA	1,284,893	173,127
#	Enel Americas SA, ADR	2,493,340	16,206,707
	Enel Americas SA	109,359,997	14,508,592
	Enel Chile SA, ADR	2,201,683	7,331,604
	Enel Chile SA	48,229,949	3,245,036
	Engie Energia Chile SA	4,571,007	4,818,929
	Falabella SA	1,390,199	3,816,536
	Forus SA	511,862	619,441

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	2,640,638	$414,739
	Hortifrut SA	22,571	22,219
	Instituto de Diagnostico SA	4,394	8,532
	Inversiones Aguas Metropolitanas SA	4,675,517	3,155,202
	Inversiones La Construccion SA	238,567	1,284,027
	Itau CorpBanca Chile SA	980,164,028	2,587,108
	Itau CorpBanca Chile SA, ADR	52,312	199,309
*	Masisa SA	14,936,597	191,223
	Molibdenos y Metales SA	84,693	613,090
	Multiexport Foods SA	3,704,908	1,059,453
	Parque Arauco SA	4,421,822	5,678,739
	PAZ Corp. SA	1,378,694	834,890
	Plaza SA	13,960	17,716
	Ripley Corp. SA	7,295,869	1,793,834
	Salfacorp SA	2,323,785	1,118,050
	Sigdo Koppers SA	1,838,995	1,763,766
	SMU SA	1,083,455	142,507
	Sociedad Matriz SAAM SA	26,998,141	1,752,111
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	295,123	10,922,502
	Socovesa SA	1,574,885	354,554
	SONDA SA	3,257,146	2,068,082
	Vina Concha y Toro SA	2,826,710	4,512,050

TOTAL CHILE			167,274,845

CHINA — (34.5%)
*	21Vianet Group, Inc., ADR	60,509	1,389,287
	360 Security Technology, Inc., Class A	330,500	781,884
	361 Degrees International, Ltd.	6,429,000	789,368
*Ω	3SBio, Inc.	7,956,500	7,420,998
#*	500.com, Ltd., ADR, Class A	28,494	84,356
*	51job, Inc., ADR	113,891	7,983,759
	5I5J Holding Group Co., Ltd., Class A	752,000	409,323
#	AAC Technologies Holdings, Inc.	6,404,000	33,661,853
Ω	AAG Energy Holdings, Ltd.	514,000	67,105
	Accelink Technologies Co Ltd, Class A	53,400	250,768
	Addsino Co., Ltd., Class A	118,400	356,295
*	Advanced Technology & Materials Co., Ltd., Class A	286,400	275,220
	AECC Aero-Engine Control Co., Ltd., Class A	184,300	492,682
	AECC Aviation Power Co., Ltd., Class A	163,572	894,021
	Aerospace CH UAV Co., Ltd.	82,500	292,183
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	212,100	311,372
	Agile Group Holdings, Ltd.	14,902,465	20,448,591
	Agricultural Bank of China, Ltd., Class H	105,564,460	35,914,752
	Aier Eye Hospital Group Co., Ltd., Class A	335,461	3,124,784
	Air China, Ltd., Class H	12,198,000	7,891,103
	Aisino Corp., Class A	541,000	1,256,889
	Ajisen China Holdings, Ltd.	3,984,000	504,754
Ω	Ak Medical Holdings, Ltd.	1,020,000	2,282,338
	AKM Industrial Co., Ltd.	230,000	28,768
*	Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	770,539,682
*	Alibaba Health Information Technology, Ltd.	5,088,000	13,342,926
*	Alibaba Pictures Group, Ltd.	25,820,000	3,372,104
Ω	A-Living Services Co., Ltd., Class H	1,301,500	5,480,980
	All Winner Technology Co., Ltd., Class A	11,300	56,464
#*	Aluminum Corp. of China, Ltd., ADR	204,696	1,115,593
*	Aluminum Corp. of China, Ltd., Class H	20,622,000	4,504,273
	Amoy Diagnostics Co., Ltd., Class A	7,350	92,472
	AMVIG Holdings, Ltd.	1,792,000	499,861
	Angang Steel Co., Ltd., Class H	19,757,908	5,801,347

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Angel Yeast Co., Ltd., Class A	143,300	$1,131,493
	Anhui Anke Biotechnology Group Co., Ltd., Class A	151,200	392,570
	Anhui Conch Cement Co., Ltd., Class H	7,186,000	44,951,944
	Anhui Construction Engineering Group Co., Ltd., Class A	393,416	230,697
	Anhui Expressway Co., Ltd., Class H	3,148,000	1,511,889
	Anhui Genuine New Materials Co., Ltd., Class A	78,804	432,894
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	144,700	409,470
	Anhui Gujing Distillery Co., Ltd., Class A	81,095	2,549,303
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	203,437	148,802
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	100,800	127,901
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	456,600	444,704
	Anhui Jinhe Industrial Co., Ltd., Class A	133,582	568,754
	Anhui Kouzi Distillery Co., Ltd., Class A	90,234	739,597
	Anhui Sun-Create Electronics Co., Ltd., Class A	17,360	100,870
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	70,160	103,176
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	245,100	343,978
	Anhui Xinhua Media Co., Ltd., Class A	305,400	234,276
	Anhui Yingjia Distillery Co., Ltd., Class A	83,900	289,394
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	420,700	694,844
	Animal Health Holdings, Inc.	1,485,000	17,967
	ANTA Sports Products, Ltd.	4,373,000	48,545,316
#*	Anton Oilfield Services Group	18,644,000	796,960
	Aoshikang Technology Co., Ltd., Class A	3,900	36,369
*	Aowei Holdings, Ltd.	187,000	35,722
	Apeloa Pharmaceutical Co., Ltd., Class A	354,600	1,083,499
	APT Satellite Holdings, Ltd.	578,000	142,773
*	Art Group Holdings, Ltd.	455,000	15,274
*Ω	Ascletis Pharma, Inc.	440,000	158,884
	Asia Cement China Holdings Corp.	5,246,500	4,814,985
Ω	AsiaInfo Technologies, Ltd.	395,200	545,715
#*	Asian Citrus Holdings, Ltd.	3,478,000	105,428
	Asymchem Laboratories Tianjin Co., Ltd., Class A	19,800	812,601
	Ausnutria Dairy Corp., Ltd.	3,672,000	5,247,567
	Autobio Diagnostics Co., Ltd., Class A	21,900	570,741
	Avary Holding Shenzhen Co., Ltd., Class A	60,800	446,010
	AVIC Aircraft Co., Ltd., Class A	286,100	1,036,472
	Avic Capital Co., Ltd., Class A	851,100	557,001
	AVIC Electromechanical Systems Co., Ltd., Class A	458,000	724,206
	Avic Heavy Machinery Co., Ltd., Class A	320,400	688,691
#*	AVIC International Holding HK, Ltd.	16,594,207	224,992
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	152,900	1,267,162
	AVIC Shenyang Aircraft Co., Ltd., Class A	204,300	1,583,379
	AviChina Industry & Technology Co., Ltd., Class H	14,437,212	7,447,817
	AVICOPTER P.L.C., Class A	72,100	539,908
*Ω	Babytree Group	150,500	27,433
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	541,900	538,934
Ω	BAIC Motor Corp., Ltd., Class H	15,446,500	5,712,595
*	Baidu, Inc., Sponsored ADR	630,238	83,853,166
Ω	BAIOO Family Interactive, Ltd.	7,160,000	760,678
	Bank of Beijing Co., Ltd., Class A	1,261,300	880,028
	Bank of Changsha Co., Ltd., Class A	587,047	790,441
	Bank of Chengdu Co., Ltd., Class A	758,400	1,173,620
#	Bank of China, Ltd., Class H	203,461,702	64,265,632
	Bank of Chongqing Co., Ltd., Class H	2,734,000	1,532,361
	Bank of Communications Co., Ltd., Class H	25,189,618	12,392,853
	Bank of Guiyang Co., Ltd., Class A	196,400	223,987
	Bank of Hangzhou Co., Ltd., Class A	803,259	1,557,590
	Bank of Jiangsu Co., Ltd., Class A	1,563,662	1,404,254
	Bank of Nanjing Co., Ltd., Class A	1,965,296	2,247,523

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Ningbo Co., Ltd., Class A	386,042	$1,961,501
	Bank of Shanghai Co., Ltd., Class A	799,800	938,292
	Bank of Tianjin Co., Ltd., Class A	1,341,800	789,179
	Baoshan Iron & Steel Co., Ltd., Class A	3,475,737	2,775,660
	Baosheng Science and Technology Innovation Co., Ltd., Class A	340,200	225,595
*	Baoye Group Co., Ltd., Class H	1,616,440	939,725
#*	Baozun, Inc., Sponsored ADR	302,114	11,054,351
#	BBMG Corp., Class H	16,085,404	3,035,538
	Befar Group Co., Ltd., Class A	472,000	373,678
	Beibuwan Port Co., Ltd., Class A	216,430	323,690
*	BeiGene, Ltd., ADR	777	230,396
*	BeiGene, Ltd.	88,700	1,970,816
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	122,670	297,968
*	Beijing BDStar Navigation Co., Ltd., Class A	61,900	548,619
	Beijing Capital Co., Ltd., Class A	2,876,640	1,253,085
	Beijing Capital Development Co., Ltd., Class A	891,600	822,665
	Beijing Capital International Airport Co., Ltd., Class H	13,528,000	8,265,715
	Beijing Capital Land, Ltd., Class H	17,319,999	2,980,260
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	66,000	274,083
	Beijing Dabeinong Technology Group Co., Ltd., Class A	236,800	293,814
	Beijing E-Hualu Information Technology Co., Ltd., Class A	102,789	488,286
	Beijing Enlight Media Co., Ltd., Class A	117,100	212,833
*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	337,709
	Beijing Enterprises Holdings, Ltd.	3,433,028	10,342,863
#*	Beijing Enterprises Medical & Health Group, Ltd.	13,284,000	200,704
	Beijing Enterprises Water Group, Ltd.	23,244,469	8,842,163
	Beijing Forever Technology Co., Ltd., Class A	59,500	109,658
*	Beijing Gas Blue Sky Holdings, Ltd.	8,656,000	138,694
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	195,400	415,477
	Beijing Global Safety Technology Co., Ltd., Class A	27,442	152,334
*	Beijing Jetsen Technology Co., Ltd., Class A	938,800	721,693
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,008,000	2,550,136
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	93,700	88,919
	Beijing Kunlun Tech Co., Ltd., Class A	147,300	541,371
	Beijing New Building Materials P.L.C., Class A	362,279	1,872,889
	Beijing North Star Co., Ltd., Class H	7,032,000	1,409,391
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	1,014,405	736,523
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	116,600	211,269
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	501,160	2,782,879
	Beijing Originwater Technology Co., Ltd., Class A	669,600	777,378
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	841,900	922,316
	Beijing Shiji Information Technology Co., Ltd., Class A	53,622	296,437
*	Beijing Shougang Co., Ltd., Class A	699,800	383,945
	Beijing Shunxin Agriculture Co., Ltd., Class A	108,300	890,043
	Beijing Shuzhi Technology Co., Ltd., Class A	342,680	359,277
	Beijing Sinnet Technology Co., Ltd., Class A	242,200	692,007
	Beijing SL Pharmaceutical Co., Ltd., Class A	70,800	117,956
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	251,445	201,129
	Beijing Strong Biotechnologies, Inc., Class A	109,851	367,029
	Beijing SuperMap Software Co., Ltd., Class A	85,900	266,777
	Beijing Thunisoft Corp., Ltd., Class A	130,900	457,167
	Beijing Tiantan Biological Products Corp., Ltd., Class A	176,840	912,211
	Beijing Tongrentang Co., Ltd., Class A	75,748	304,882
Ω	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,882,000	480,904
	Beijing Yanjing Brewery Co., Ltd., Class A	516,300	671,141
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	375,500	510,260
*	Berry Genomics Co., Ltd., Class A	97,800	730,167

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Best Pacific International Holdings, Ltd.	1,354,000	$230,725
	Bestsun Energy Co., Ltd., Class A	284,100	217,738
	Betta Pharmaceuticals Co., Ltd., Class A	16,700	268,050
	Better Life Commercial Chain Share Co., Ltd., Class A	291,700	492,403
	BGI Genomics Co., Ltd., Class A	8,900	198,696
	Biem.L.Fdlkk Garment Co., Ltd., Class A	102,400	264,445
	BII Railway Transportation Technology Holdings Co., Ltd.	1,200,000	59,811
*	Bitauto Holdings, Ltd., ADR	349,294	5,567,746
	Blue Sail Medical Co., Ltd., Class A	35,600	126,738
*	Bluedon Information Security Technology Co., Ltd., Class A	156,644	191,855
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	1,123,502	1,153,130
	BOE Technology Group Co., Ltd., Class A	6,338,279	4,489,505
*	Bohai Leasing Co., Ltd., Class A	3,068,685	1,166,175
#	Bosideng International Holdings, Ltd.	29,512,157	12,964,427
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	92,700	518,017
*	Boyaa Interactive International, Ltd.	1,928,000	137,379
	Bright Dairy & Food Co., Ltd., Class A	205,269	475,775
	Bright Real Estate Group Co., Ltd., Class A	563,094	220,620
	Brilliance China Automotive Holdings, Ltd.	20,104,000	17,354,004
	B-Soft Co., Ltd., Class A	201,100	392,648
	BTG Hotels Group Co., Ltd., Class A	377,071	977,056
	BYD Co., Ltd., Class H	3,243,300	65,562,658
#	BYD Electronic International Co., Ltd.	7,791,722	33,578,752
	By-health Co., Ltd., Class A	98,200	379,839
	C C Land Holdings, Ltd.	13,761,530	3,269,118
	C&D International Investment Group, Ltd.	12,000	19,531
	C&S Paper Co., Ltd., Class A	394,771	1,194,958
*	CA Cultural Technology Group, Ltd.	3,507,000	1,512,056
	Cabbeen Fashion, Ltd.	1,829,000	690,205
	Caitong Securities Co., Ltd., Class A	248,600	478,269
	Camel Group Co., Ltd., Class A	363,930	449,925
	Canny Elevator Co., Ltd., Class A	185,700	295,028
	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,195,700
*	Capital Environment Holdings, Ltd.	4,918,000	75,114
#*	CAR, Inc.	3,017,000	966,276
	Carrianna Group Holdings Co., Ltd.	1,788,877	113,043
*	CCOOP Group Co., Ltd., Class A	918,100	406,551
	CCS Supply Chain Management Co., Ltd., Class A	19,600	17,178
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,483
	CECEP Solar Energy Co., Ltd., Class A	1,170,400	789,408
	CECEP Wind-Power Corp., Class A	744,600	301,845
	Central China Real Estate, Ltd.	6,347,074	3,415,120
	Central China Securities Co., Ltd., Class H	4,483,000	788,903
	Centre Testing International Group Co Ltd, Class A	96,400	388,726
*	Century Sunshine Group Holdings, Ltd.	5,810,000	32,973
#*	CGN New Energy Holdings Co., Ltd.	13,644,000	1,800,096
	CGN Nuclear Technology Development Co., Ltd., Class A	286,000	377,038
Ω	CGN Power Co., Ltd., Class H	33,392,000	7,161,691
	Chacha Food Co., Ltd., Class A	155,291	1,379,870
	Changchun Faway Automobile Components Co., Ltd., Class A	67,400	118,705
	Changchun High & New Technology Industry Group, Inc., Class A	39,818	2,231,242
	Changjiang Securities Co., Ltd., Class A	524,299	590,796
	Changsha Jingjia Microelectronics Co., Ltd., Class A	33,600	304,884
*	Changshouhua Food Co., Ltd.	1,543,000	806,641
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	55,800	143,081
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	51,220	1,243,433
	Chanjet Information Technology Co., Ltd., Class H	29,800	50,390
	Chaowei Power Holdings, Ltd.	5,548,000	1,909,549
	Chaozhou Three-Circle Group Co., Ltd., Class A	234,273	1,087,733

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Cheetah Mobile, Inc., ADR	222,465	$424,908
*	ChemPartner PharmaTech Co., Ltd., Class A	7,400	22,075
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	154,360	313,513
	Chengdu Hongqi Chain Co., Ltd., Class A	259,700	301,421
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	67,400	166,944
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	81,571	518,053
	China Aerospace International Holdings, Ltd.	14,554,600	733,657
	China Aerospace Times Electronics Co., Ltd., Class A	494,000	488,762
	China Aircraft Leasing Group Holdings, Ltd.	1,534,500	1,239,719
	China Aoyuan Group, Ltd.	14,064,000	13,225,978
	China Avionics Systems Co., Ltd., Class A	236,200	568,153
	China Baoan Group Co., Ltd., Class A	314,066	356,210
	China Bester Group Telecom Co., Ltd., Class A	20,000	41,527
	China Beststudy Education Group	37,000	13,837
	China BlueChemical, Ltd., Class H	13,675,122	1,945,087
	China Building Material Test & Certification Group Co., Ltd., Class A	71,100	204,148
	China CAMC Engineering Co., Ltd., Class A	412,693	427,793
*	China Chengtong Development Group, Ltd.	546,000	13,102
	China Cinda Asset Management Co., Ltd., Class H	54,424,000	10,209,725
	China CITIC Bank Corp., Ltd., Class H	26,007,607	10,585,282
	China Coal Energy Co., Ltd., Class H	10,035,168	2,451,308
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	4,511,851
	China Communications Construction Co., Ltd., Class H	16,533,387	8,657,227
	China Communications Services Corp., Ltd., Class H	15,799,327	9,205,573
	China Conch Venture Holdings, Ltd.	6,982,000	31,089,462
	China Construction Bank Corp., Class H	333,485,302	229,809,077
*	China CSSC Holdings, Ltd., Class A	181,178	482,977
	China CYTS Tours Holding Co., Ltd., Class A	185,000	272,560
	China Datang Corp. Renewable Power Co., Ltd., Class H	15,606,000	2,280,721
Ω	China Development Bank Financial Leasing Co., Ltd., Class H	224,000	33,317
#*	China Dili Group	10,867,661	2,499,740
	China Distance Education Holdings, Ltd., ADR	73,848	636,570
#	China Dongxiang Group Co., Ltd.	24,965,888	3,093,722
#	China Eastern Airlines Corp., Ltd., ADR	3,360	66,024
#	China Eastern Airlines Corp., Ltd., Class H	11,200,000	4,462,279
	China Education Group Holdings, Ltd.	1,765,000	2,942,299
	China Electronics Huada Technology Co., Ltd.	2,662,000	237,755
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	244,823
	China Energy Engineering Corp., Ltd., Class H	2,854,000	269,289
	China Everbright Bank Co., Ltd., Class H	8,296,000	2,874,980
	China Everbright Environment Group, Ltd.	21,749,777	10,973,084
#Ω	China Everbright Greentech, Ltd.	2,793,000	1,109,231
	China Everbright, Ltd.	9,592,896	12,692,286
#	China Evergrande Group	13,862,000	27,643,836
	China Express Airlines Co., Ltd., Class A	276,904	481,345
	China Film Co., Ltd., Class A	288,300	545,632
*	China Financial Services Holdings, Ltd.	1,424,000	18,144
	China Foods, Ltd.	7,802,000	2,671,592
	China Fortune Land Development Co., Ltd., Class A	219,570	462,733
	China Galaxy Securities Co., Ltd., Class H	12,479,500	6,849,044
	China Gas Holdings, Ltd.	8,449,600	25,966,038
	China Gezhouba Group Co., Ltd., Class A	1,627,326	1,693,131
*	China Glass Holdings, Ltd.	3,264,000	162,293
*	China Grand Automotive Services Group Co., Ltd., Class A	196,100	102,646
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,036,000	4,099,196
	China Great Wall Securities Co., Ltd., Class A	11,200	20,771
	China Greatwall Technology Group Co., Ltd., Class A	430,200	976,068
*	China Greenland Broad Greenstate Group Co., Ltd.	4,480,000	251,259
	China Hanking Holdings, Ltd.	4,174,000	857,543

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	China Harmony Auto Holding, Ltd.	6,926,000	$2,722,801
#*	China High Precision Automation Group, Ltd.	1,360,000	40,129
	China High Speed Railway Technology Co., Ltd., Class A	859,292	345,828
	China High Speed Transmission Equipment Group Co., Ltd.	2,117,000	1,570,637
	China Hongqiao Group, Ltd.	8,566,500	6,198,213
Ω	China Huarong Asset Management Co., Ltd., Class H	64,319,000	6,739,055
#*	China Huiyuan Juice Group, Ltd.	3,039,500	137,459
*	China Index Holdings, Ltd., ADR	23,280	31,195
#*Ω	China International Capital Corp., Ltd., Class H	6,070,400	14,184,022
	China International Marine Containers Group Co., Ltd., Class H	2,615,960	3,555,237
	China Isotope & Radiation Corp.	13,400	42,377
#	China Jinmao Holdings Group, Ltd.	22,882,976	11,593,710
	China Jushi Co., Ltd., Class A	750,932	1,567,912
	China Kepei Education Group, Ltd.	542,000	373,865
	China Kings Resources Group Co., Ltd., Class A	15,700	54,580
	China Lesso Group Holdings, Ltd.	12,565,000	20,370,701
#	China Life Insurance Co., Ltd., ADR	817,620	8,944,763
	China Life Insurance Co., Ltd., Class H	15,007,000	32,744,151
	China Lilang, Ltd.	3,575,000	2,264,838
#*Ω	China Literature, Ltd.	495,600	4,071,567
#*Ω	China Logistics Property Holdings Co., Ltd.	2,191,000	1,145,380
*	China Longevity Group Co., Ltd.	893,399	29,617
	China Longyuan Power Group Corp., Ltd., Class H	17,003,000	11,654,028
#*	China Lumena New Materials Corp.	391,649	0
	China Machinery Engineering Corp., Class H	6,282,000	1,209,808
#	China Maple Leaf Educational Systems, Ltd.	13,904,000	3,777,585
	China Medical System Holdings, Ltd.	14,202,800	14,935,351
	China Meheco Co., Ltd., Class A	485,170	1,091,994
	China Meidong Auto Holdings, Ltd.	2,286,000	9,361,099
	China Mengniu Dairy Co., Ltd.	7,703,000	36,314,363
	China Merchants Bank Co., Ltd., Class H	19,361,646	100,853,514
	China Merchants Land, Ltd.	12,962,000	1,880,283
	China Merchants Port Holdings Co., Ltd.	7,606,958	8,086,006
#*Ω	China Merchants Securities Co., Ltd., Class H	712,660	883,918
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	255,600	538,029
*	China Metal Recycling Holdings, Ltd.	1,955,133	0
	China Minsheng Banking Corp., Ltd., Class H	21,059,960	11,525,860
	China Mobile, Ltd.	14,262,500	87,237,144
	China Mobile, Ltd., Sponsored ADR	2,903,118	89,212,816
*	China Modern Dairy Holdings, Ltd.	9,730,000	1,297,383
	China Molybdenum Co., Ltd., Class H	15,561,000	5,663,383
	China National Accord Medicines Corp., Ltd., Class A	143,315	1,065,804
	China National Building Material Co., Ltd., Class H	40,908,150	47,087,795
	China National Chemical Engineering Co., Ltd., Class A	1,059,100	838,895
	China National Medicines Corp., Ltd., Class A	149,800	960,749
	China National Nuclear Power Co., Ltd., Class A	4,488,021	2,974,518
	China National Software & Service Co., Ltd., Class A	12,807	134,609
	China New Town Development Co., Ltd.	6,821,177	108,040
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	605,800	390,590
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	375,318	566,498
#*	China Oil & Gas Group, Ltd.	30,080,000	1,206,952
	China Oilfield Services, Ltd., Class H	13,648,000	8,241,771
	China Oriental Group Co., Ltd.	14,166,000	3,206,510
	China Overseas Grand Oceans Group, Ltd.	17,162,500	10,018,572
	China Overseas Land & Investment, Ltd.	22,770,033	57,193,544
	China Overseas Property Holdings, Ltd.	11,016,344	8,000,713
	China Pacific Insurance Group Co., Ltd., Class H	13,549,265	42,401,924
	China Petroleum & Chemical Corp., ADR	196,340	7,722,044

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Petroleum & Chemical Corp., Class H	144,228,400	$56,317,000
	China Pioneer Pharma Holdings, Ltd.	2,974,000	376,744
	China Power International Development, Ltd.	35,475,600	6,830,937
*	China Properties Group, Ltd.	397,000	23,065
	China Railway Construction Corp., Ltd., Class H	10,490,187	7,106,124
	China Railway Group, Ltd., Class H	17,289,000	7,958,350
	China Railway Hi-tech Industry Co., Ltd., Class A	170,500	230,369
#Ω	China Railway Signal & Communication Corp., Ltd., Class H	6,233,000	2,055,648
	China Railway Tielong Container Logistics Co., Ltd., Class A	368,700	275,267
*	China Rare Earth Holdings, Ltd.	9,802,399	462,227
	China Reinsurance Group Corp., Class H	14,576,000	1,395,083
Ω	China Renaissance Holdings, Ltd.	86,700	179,105
	China Resources Beer Holdings Co., Ltd.	4,741,661	29,419,999
	China Resources Cement Holdings, Ltd.	20,756,946	27,179,754
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	470,154	885,624
	China Resources Gas Group, Ltd.	4,890,000	21,248,084
	China Resources Land, Ltd.	14,146,610	57,854,901
	China Resources Medical Holdings Co., Ltd.	4,392,000	2,614,639
#Ω	China Resources Pharmaceutical Group, Ltd.	6,063,500	3,031,317
	China Resources Power Holdings Co., Ltd.	10,738,820	11,177,174
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	351,196	1,422,181
*	China Ruifeng Renewable Energy Holdings, Ltd.	932,000	30,594
	China Sanjiang Fine Chemicals Co., Ltd.	5,996,000	1,650,061
	China SCE Group Holdings, Ltd.	25,607,400	11,005,996
	China Science Publishing & Media, Ltd., Class A	71,300	114,115
#*Ω	China Shengmu Organic Milk, Ltd.	5,244,000	352,474
	China Shenhua Energy Co., Ltd., Class H	28,497,000	49,375,051
	China Shineway Pharmaceutical Group, Ltd.	2,323,000	1,462,128
*	China Shuifa Singyes Energy Holdings, Ltd.	289,000	20,544
*	China Silver Group, Ltd.	7,744,000	734,252
	China South City Holdings, Ltd.	43,416,711	4,381,002
	China South Publishing & Media Group Co., Ltd., Class A	305,434	479,069
*	China Southern Airlines Co., Ltd., Sponsored ADR	33,338	894,125
#*	China Southern Airlines Co., Ltd., Class H	16,036,000	8,399,408
	China Spacesat Co., Ltd., Class A	99,000	464,666
	China Starch Holdings, Ltd.	9,420,000	153,462
	China State Construction Engineering Corp., Ltd., Class A	7,859,092	6,007,912
	China State Construction International Holdings, Ltd.	11,005,460	7,634,660
*	China Sunshine Paper Holdings Co., Ltd.	1,971,500	339,203
#	China Suntien Green Energy Corp., Ltd., Class H	10,487,000	2,445,513
	China Taiping Insurance Holdings Co., Ltd.	10,745,130	16,226,718
	China Telecom Corp., Ltd., ADR	160,026	5,024,816
	China Telecom Corp., Ltd., Class H	20,574,000	6,458,370
#	China Tian Lun Gas Holdings, Ltd.	1,848,000	1,557,252
#*	China Tianrui Group Cement Co., Ltd.	22,000	20,893
*	China Tianying, Inc., Class A	1,130,446	740,841
	China Tourism Group Duty Free Corp., Ltd., Class A	122,500	3,651,839
Ω	China Tower Corp., Ltd., Class H	11,394,000	1,783,099
	China Traditional Chinese Medicine Holdings Co., Ltd.	19,184,000	7,665,907
	China TransInfo Technology Co., Ltd., Class A	120,500	400,265
#*	China Travel International Investment Hong Kong, Ltd.	22,899,892	2,930,595
	China Unicom Hong Kong, Ltd.	27,308,000	16,832,362
	China Unicom Hong Kong, Ltd., ADR	1,067,364	6,606,983
	China United Network Communications, Ltd., Class A	8,166,769	5,827,653
	China Vanke Co., Ltd., Class H	8,604,200	26,707,126
#Ω	China Vast Industrial Urban Development Co., Ltd.	1,274,000	509,600
*	China Vered Financial Holding Corp., Ltd.	1,620,000	18,253
#	China Water Affairs Group, Ltd.	6,172,000	4,427,616
*	China Water Industry Group, Ltd.	660,000	22,982

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China West Construction Group Co., Ltd., Class A	530,600	$724,095
*	China Wood Optimization Holding, Ltd.	2,848,000	551,372
	China World Trade Center Co., Ltd., Class A	122,200	225,011
Ω	China Xinhua Education Group, Ltd.	186,000	59,896
	China XLX Fertiliser, Ltd.	1,157,000	336,439
	China Yangtze Power Co., Ltd., Class A	2,968,103	8,420,237
	China Yongda Automobiles Services Holdings, Ltd.	1,671,000	2,380,919
Ω	China Yuhua Education Corp., Ltd.	7,870,000	6,225,466
*	China Yurun Food Group, Ltd.	5,157,000	467,002
#*	China ZhengTong Auto Services Holdings, Ltd.	9,473,000	1,319,683
	China Zhenhua Group Science & Technology Co., Ltd., Class A	58,000	362,846
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	292,074	145,967
*	China Zhongwang Holdings, Ltd.	14,337,979	2,927,367
#	Chinasoft International, Ltd.	20,726,000	15,045,798
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	455,800	788,749
	Chongqing Brewery Co., Ltd., Class A	40,800	651,557
*	Chongqing Changan Automobile Co., Ltd., Class A	581,296	1,438,507
	Chongqing Department Store Co., Ltd., Class A	146,300	788,002
	Chongqing Dima Industry Co., Ltd., Class A	640,800	264,487
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	111,301	295,815
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	240,300	1,501,296
*	Chongqing Iron & Steel Co., Ltd., Class H	72,000	6,522
	Chongqing Machinery & Electric Co., Ltd., Class H	1,215,962	66,042
	Chongqing Rural Commercial Bank Co., Ltd., Class H	22,239,000	8,880,167
	Chongqing Zhifei Biological Products Co., Ltd., Class A	164,120	3,930,991
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	167,100	198,060
	Chow Tai Seng Jewellery Co., Ltd., Class A	194,377	715,723
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	269,000	16,354
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	20,378
	CIFI Holdings Group Co., Ltd.	23,424,015	16,227,710
#	CIMC Enric Holdings, Ltd.	5,086,000	2,394,884
#	CIMC-TianDa Holdings Co., Ltd.	5,295,000	164,987
	Cinda Real Estate Co., Ltd., Class A	711,600	443,180
	Cisen Pharmaceutical Co., Ltd., Class A	152,400	331,998
*	CITIC Dameng Holdings, Ltd.	1,396,000	72,929
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,288,400	495,829
*	CITIC Resources Holdings, Ltd.	20,802,000	821,189
	CITIC Securities Co., Ltd., Class H	4,827,000	10,465,899
	CITIC, Ltd.	19,326,567	13,817,300
#*	Citychamp Watch & Jewellery Group, Ltd.	11,156,000	2,246,102
*	CMST Development Co., Ltd., Class A	793,400	529,364
	CNHTC Jinan Truck Co., Ltd., Class A	172,175	900,985
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	521,650	434,112
	CNOOC, Ltd.	66,903,000	61,213,281
	CNOOC, Ltd., Sponsored ADR	304,731	28,071,820
	COFCO Biotechnology Co., Ltd., Class A	722,800	884,679
#	COFCO Joycome Foods, Ltd.	3,778,000	1,231,958
#*Ω	Cogobuy Group	3,081,000	657,043
#	Colour Life Services Group Co., Ltd.	3,730,545	1,807,146
#	Comba Telecom Systems Holdings, Ltd.	6,278,000	2,013,708
	Concord New Energy Group, Ltd.	38,315,909	2,028,586
	Consun Pharmaceutical Group, Ltd.	3,852,000	1,520,300
	Contemporary Amperex Technology Co., Ltd., Class A	373,752	13,726,431
*	Coolpad Group, Ltd.	10,420,000	225,927
	COSCO SHIPPING Development Co., Ltd., Class H	17,320,300	1,926,339
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	12,170,000	4,800,641
*	COSCO SHIPPING Holdings Co., Ltd., Class H	14,904,500	9,537,161
#	COSCO SHIPPING International Hong Kong Co., Ltd.	4,606,000	1,386,700
	COSCO SHIPPING Ports, Ltd.	12,234,416	7,165,478

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Cosmo Lady China Holdings Co., Ltd.	3,495,000	$482,246
	Country Garden Holdings Co., Ltd.	39,936,903	49,356,459
	Country Garden Services Holdings Co., Ltd.	6,298,673	39,667,139
	CP Pokphand Co., Ltd.	27,419,658	2,339,274
	CPMC Holdings, Ltd.	4,310,000	1,900,594
	CQ Pharmaceutical Holding Co., Ltd., Class A	274,800	220,291
	CRCC High-Tech Equipment Corp., Ltd., Class H	933,000	89,244
	CRRC Corp., Ltd., Class H	8,845,324	3,430,933
#Ω	CSC Financial Co., Ltd., Class H	2,212,000	2,682,324
	CSG Holding Co., Ltd., Class A	814,142	726,369
#	CSPC Pharmaceutical Group, Ltd.	37,446,400	39,765,270
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	242,000	237,158
	CSSC Science & Technology Co., Ltd., Class A	134,900	235,291
#*	CT Environmental Group, Ltd.	13,616,000	112,054
	CTS International Logistics Corp., Ltd., Class A	474,140	498,638
#*	CWT International, Ltd.	23,990,000	309,449
*	Cybernaut International Holdings Co., Ltd.	492,000	8,885
	D&O Home Collection Co., Ltd., Class A	127,493	442,882
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	86,500	489,163
*	Da Ming International Holdings, Ltd.	112,000	27,863
	DaFa Properties Group, Ltd.	164,000	146,738
Ω	Dali Foods Group Co., Ltd.	9,473,000	5,881,432
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	579,400	301,530
	Dalian Port PDA Co., Ltd., Class H	848,000	74,560
	Daqin Railway Co., Ltd., Class A	2,784,238	2,666,739
	Dare Power Dekor Home Co., Ltd., Class A	205,009	490,709
	Dashang Co., Ltd., Class A	83,032	280,818
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	101,780	1,440,372
	Datang International Power Generation Co., Ltd., Class H	14,306,000	1,810,343
*	Datong Coal Industry Co., Ltd., Class A	350,600	246,029
	Dawning Information Industry Co., Ltd., Class A	186,948	1,000,654
	Dawnrays Pharmaceutical Holdings, Ltd.	5,862,982	667,786
	Dazhong Transportation Group Co., Ltd., Class A	243,400	128,094
#*	DBA Telecommunication Asia Holdings, Ltd.	1,020,000	50,076
	DBG Technology Co., Ltd., Class A	51,800	109,903
	Deppon Logistics Co., Ltd., Class A	41,000	87,472
	Dexin China Holdings Co., Ltd.	113,000	44,625
	DHC Software Co., Ltd., Class A	347,900	475,566
	Dian Diagnostics Group Co., Ltd., Class A	111,400	650,026
#*	Differ Group Holding Co., Ltd.	8,142,000	756,773
	Digital China Group Co., Ltd., Class A	158,561	607,860
#	Digital China Holdings, Ltd.	7,298,000	5,372,940
	Digital China Information Service Co., Ltd., Class A	108,183	281,886
	Dong-E-E-Jiao Co Ltd, Class A	44,500	254,740
	Dongfang Electric Corp., Ltd., Class H	2,081,600	1,452,176
	Dongfang Electronics Co., Ltd., Class A	287,453	206,012
	Dongfeng Motor Group Co., Ltd., Class H	15,202,000	10,708,675
#	Dongjiang Environmental Co., Ltd., Class H	1,560,595	1,105,745
	Dongxing Securities Co., Ltd., Class A	261,500	477,796
	Dongyue Group, Ltd.	12,415,000	4,736,927
*	DouYu International Holdings, Ltd., ADR	5,827	89,153
	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,657,000	1,192,386
	East Money Information Co., Ltd., Class A	761,807	2,668,943
*	Easysight Supply Chain Management Co., Ltd., Class A	418,331	593,855
*	E-Commodities Holdings, Ltd.	5,436,000	156,091
*	Ecovacs Robotics Co., Ltd., Class A	7,700	72,167
#	EEKA Fashion Holdings, Ltd.	922,000	1,937,638
	Electric Connector Technology Co., Ltd., Class A	30,400	168,503
	Elion Clean Energy Co., Ltd., Class A	804,204	380,140

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Embry Holdings, Ltd.	34,000	$4,400
	ENN Ecological Holdings Co., Ltd., Class A	656,488	1,260,632
	ENN Energy Holdings, Ltd.	2,794,100	35,362,410
	Eoptolink Technology, Inc., Ltd., Class A	35,900	319,926
	Essex Bio-technology, Ltd.	1,059,000	606,742
	Eternal Asia Supply Chain Management, Ltd., Class A	787,300	573,869
	EVA Precision Industrial Holdings, Ltd.	4,386,516	272,233
	Eve Energy Co., Ltd., Class A	165,982	1,323,540
	Ever Sunshine Lifestyle Services Group, Ltd.	370,000	639,788
	Everbright Jiabao Co., Ltd., Class A	253,900	136,565
#Ω	Everbright Securities Co., Ltd., Class H	905,200	736,257
*	EverChina International Holdings Co., Ltd.	18,107,500	425,370
*	Fang Holdings, Ltd., ADR	5,994	59,579
*	Fangda Carbon New Material Co., Ltd., Class A	784,129	736,428
*	Fangda Special Steel Technology Co., Ltd., Class A	662,065	605,264
#	Fanhua, Inc., ADR	129,768	1,945,222
#	Fantasia Holdings Group Co., Ltd.	19,690,019	3,724,107
	Far East Horizon, Ltd.	10,157,000	10,018,239
*	FAW Jiefang Group Co., Ltd.	192,200	356,234
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	68,800	242,797
	Financial Street Holdings Co., Ltd., Class A	627,422	625,775
	First Capital Securities Co., Ltd., Class A	253,700	377,171
*	First Tractor Co., Ltd., Class H	1,844,000	707,903
#	Flat Glass Group Co., Ltd., Class H	2,650,000	7,916,977
	Focus Media Information Technology Co., Ltd., Class A	2,036,300	2,847,855
*	Focused Photonics Hangzhou, Inc., Class A	99,100	200,569
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	333,999	7,993,805
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	196,784	294,245
#	Fosun International, Ltd.	9,700,120	11,713,212
*	Founder Securities Co., Ltd., Class A	780,500	1,086,652
	Fu Shou Yuan International Group, Ltd.	8,353,000	8,604,132
	Fuan Pharmaceutical Group Co., Ltd., Class A	257,000	236,149
	Fufeng Group, Ltd.	11,791,800	3,735,657
	Fujian Aonong Biological Technology Group, Inc., Ltd., Class A	0	0
	Fujian Longking Co., Ltd., Class A	446,611	674,113
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	129,600	398,848
	Fujian Star-net Communication Co., Ltd., Class A	106,041	380,289
	Fujian Sunner Development Co., Ltd., Class A	76,600	252,713
#*	Fullshare Holdings, Ltd.	29,170,017	591,407
	Fusen Pharmaceutical Co., Ltd.	8,000	4,504
Ω	Fuyao Glass Industry Group Co., Ltd., Class H	3,372,800	14,309,946
Ω	Ganfeng Lithium Co., Ltd., Class H	196,800	1,144,858
	Gansu Qilianshan Cement Group Co., Ltd., Class A	363,600	787,504
	Gansu Shangfeng Cement Co., Ltd., Class A	267,800	880,135
	G-bits Network Technology Xiamen Co., Ltd., Class A	16,000	1,128,931
#*	GCL New Energy Holdings, Ltd.	5,994,000	88,435
*	GCL System Integration Technology Co., Ltd., Class A	695,200	358,855
#*	GCL-Poly Energy Holdings, Ltd.	113,884,320	5,229,806
	GD Power Development Co., Ltd., Class A	1,913,278	560,506
#*	GDS Holdings, Ltd., ADR	145,833	12,255,805
	Geely Automobile Holdings, Ltd.	29,475,000	60,566,869
	GEM Co., Ltd., Class A	1,507,900	1,085,624
	Gemdale Corp., Class A	611,500	1,221,546
	Gemdale Properties & Investment Corp., Ltd.	32,058,000	4,978,991
#Ω	Genertec Universal Medical Group Co., Ltd.	7,496,000	5,220,375
	Genimous Technology Co., Ltd., Class A	434,110	380,888
	Getein Biotech, Inc., Class A	56,212	323,869
	GF Securities Co., Ltd., Class H	3,627,000	4,690,040
	Giant Network Group Co., Ltd., Class A	42,800	121,518

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gigadevice Semiconductor Beijing, Inc., Class A	21,574	$627,129
*	Global Top E-Commerce Co., Ltd., Class A	196,700	167,283
	Glodon Co., Ltd., Class A	52,000	553,634
#*	Glorious Property Holdings, Ltd.	17,149,712	532,602
	GoerTek, Inc., Class A	569,400	3,864,480
	Goldcard Smart Group Co., Ltd.	54,800	125,044
#	Golden Eagle Retail Group, Ltd.	3,143,000	2,880,463
Ω	Golden Throat Holdings Group Co., Ltd.	1,082,500	200,340
	GoldenHome Living Co., Ltd., Class A	10,100	85,124
*	Goldenmax International Technology, Ltd., Class A	46,300	53,428
	Goldlion Holdings, Ltd.	1,458,866	303,650
	Goldpac Group, Ltd.	1,532,000	281,168
#*	GOME Retail Holdings, Ltd.	73,215,660	8,133,809
*	Gosuncn Technology Group Co., Ltd., Class A	265,400	192,053
*	Gotion High-tech Co., Ltd., Class A	79,500	314,061
*	Grand Baoxin Auto Group, Ltd.	6,396,864	795,497
	Grandblue Environment Co., Ltd., Class A	143,827	537,782
	Grandjoy Holdings Group Co., Ltd., Class A	369,600	252,211
	Great Wall Motor Co., Ltd., Class H	15,779,750	25,548,513
	Greattown Holdings, Ltd., Class A	754,452	593,181
	Greatview Aseptic Packaging Co., Ltd.	6,098,000	2,612,806
	Gree Electric Appliances, Inc., Class A	697,053	6,111,072
*	Gree Real Estate Co., Ltd., Class A	449,957	651,870
	Greenland Holdings Corp., Ltd., Class A	770,599	714,152
	Greenland Hong Kong Holdings, Ltd.	8,505,275	2,764,985
	Greentown China Holdings, Ltd.	9,309,000	15,129,138
	Greentown Service Group Co., Ltd.	6,160,000	6,762,491
	GRG Banking Equipment Co., Ltd., Class A	317,500	549,445
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	425,200	296,592
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	187,500	227,352
	Guangdong Haid Group Co., Ltd., Class A	207,898	1,914,686
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,075,100	915,455
	Guangdong Hongda Blasting Co., Ltd., Class A	119,100	851,986
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	286,473	244,889
	Guangdong Investment, Ltd.	9,984,000	14,807,363
*	Guangdong Land Holdings, Ltd.	2,795,361	418,717
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	151,700	166,542
*	Guangdong Shirongzhaoye Co., Ltd., Class A	50,515	49,134
	Guangdong Tapai Group Co., Ltd., Class A	532,995	1,047,704
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	160,700	1,064,789
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	26,100	48,418
*	Guanghui Energy Co., Ltd., Class A	2,873,074	1,237,847
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	565,736
	Guangshen Railway Co., Ltd., Class H	6,012,000	1,001,903
	Guangxi Guiguan Electric Power Co., Ltd., Class A	32,500	21,554
	Guangxi Liugong Machinery Co., Ltd., Class A	614,963	647,544
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	150,400	527,141
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,448,614	688,007
	Guangzhou Automobile Group Co., Ltd., Class H	9,961,690	10,241,447
	Guangzhou Baiyun International Airport Co., Ltd., Class A	766,426	1,439,406
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	1,758,000	4,179,711
	Guangzhou Haige Communications Group, Inc. Co., Class A	169,900	284,443
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	42,200	665,422
	Guangzhou R&F Properties Co., Ltd., Class H	13,230,732	16,825,242
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	12,800	119,321
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	57,950	890,786
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	58,900	548,412
	Guangzhou Wondfo Biotech Co., Ltd., Class A	20,502	233,367
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	96,400	125,233

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	212,500	$208,787
	Guizhou Gas Group Corp., Ltd., Class A	146,700	242,888
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	115,800	103,881
	Guizhou Space Appliance Co., Ltd., Class A	64,600	440,137
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	410,500	393,029
*	Guocheng Mining Co., Ltd., Class A	122,481	193,171
*	Guolian Securities Co., Ltd., Class H	461,500	203,707
	Guomai Technologies, Inc., Class A	151,000	182,388
	Guorui Properties, Ltd.	5,930,000	651,742
	Guosen Securities Co., Ltd., Class A	418,797	836,983
*	Guosheng Financial Holding, Inc., Class A	281,076	372,783
#Ω	Guotai Junan Securities Co., Ltd., Class H	523,400	682,246
	Guoyuan Securities Co., Ltd., Class A	478,650	600,181
*Ω	Haichang Ocean Park Holdings, Ltd.	3,917,000	202,513
	Haier Electronics Group Co., Ltd.	8,005,000	30,516,878
	Haier Smart Home Co., Ltd., Class A	914,762	3,403,769
*	Hailiang Education Group, Inc., ADR	17,328	1,131,518
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	43,660	136,063
*	Hainan Meilan International Airport Co., Ltd., Class H	998,000	4,265,247
	Hainan Poly Pharm Co., Ltd., Class A	25,900	163,733
*	Hainan Ruize New Building Material Co., Ltd., Class A	21,500	18,897
	Hainan Strait Shipping Co., Ltd., Class A	316,718	424,168
	Haisco Pharmaceutical Group Co., Ltd., Class A	217,048	731,630
	Haitian International Holdings, Ltd.	5,120,000	12,690,212
*	Haitong Securities Co., Ltd., Class H	7,793,600	6,602,331
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	151,200	588,968
	Hangcha Group Co., Ltd., Class A	151,620	430,450
	Hangjin Technology Co., Ltd., Class A	164,400	477,343
	Hangxiao Steel Structure Co., Ltd., Class A	690,920	430,286
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	1,343,290	973,225
	Hangzhou Century Co., Ltd., Class A	23,400	35,646
	Hangzhou First Applied Material Co., Ltd., Class A	65,128	739,600
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	1,542,978	10,371,732
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	280,357	1,208,231
	Hangzhou Robam Appliances Co., Ltd., Class A	132,300	724,283
	Hangzhou Silan Microelectronics Co., Ltd., Class A	144,900	327,331
	Hangzhou Tigermed Consulting Co., Ltd., Class A	30,400	564,653
	Han’s Laser Technology Industry Group Co. Ltd., Class A	204,761	1,232,822
Ω	Harbin Bank Co., Ltd., Class H	663,000	79,709
	Harbin Boshi Automation Co., Ltd., Class A	201,756	366,899
*	Harbin Electric Co., Ltd., Class H	6,076,587	1,704,899
*Ω	Harmonicare Medical Holdings, Ltd.	898,000	236,301
	HBIS Resources Co., Ltd., Class A	94,700	179,628
#*	HC Group, Inc.	2,795,000	360,663
	Health and Happiness H&H International Holdings, Ltd.	2,040,500	8,127,504
	Hebei Chengde Lolo Co., Class A	110,700	113,609
#	Hebei Construction Group Corp., Ltd., Class H	22,500	75,065
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	88,000	167,329
	Hefei Meiya Optoelectronic Technology, Inc., Class A	36,400	229,926
	Heilongjiang Agriculture Co., Ltd., Class A	427,200	1,112,256
	Henan Pinggao Electric Co., Ltd., Class A	479,200	477,509
*	Henan Senyuan Electric Co., Ltd., Class A	82,000	60,900
	Henan Shenhuo Coal & Power Co., Ltd., Class A	774,392	590,203
	Henan Shuanghui Investment & Development Co., Ltd., Class A	349,231	2,610,606
	Henan Yuguang Gold & Lead Co., Ltd., Class A	239,600	171,007
	Henan Zhongyuan Expressway Co., Ltd., Class A	861,825	437,932
	Henderson Investment, Ltd.	811,000	31,940
	Hengan International Group Co., Ltd.	5,586,122	38,966,295
#*	Hengdeli Holdings, Ltd.	14,196,800	524,488

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	580,900	$1,222,977
	Hengli Petrochemical Co., Ltd.,, Class A	1,295,652	3,741,713
	Hengtong Optic-electric Co., Ltd., Class A	434,149	951,604
	Hengyi Petrochemical Co., Ltd., Class A	1,275,144	2,197,900
*	Hesteel Co., Ltd., Class A	4,520,900	1,392,575
	Hexing Electrical Co., Ltd., Class A	49,622	106,786
*	Hi Sun Technology China, Ltd.	7,947,000	865,886
*	Hilong Holding, Ltd.	1,840,000	38,091
	Hisense Home Appliances Group Co., Ltd., Class H	3,085,000	4,436,271
	Hithink RoyalFlush Information Network Co., Ltd., Class A	66,508	1,345,744
	HKC Holdings, Ltd.	1,112,088	570,556
	Holitech Technology Co., Ltd., Class A	1,287,000	853,676
	Hongda Xingye Co., Ltd., Class A	927,581	499,679
	Hongfa Technology Co., Ltd., Class A	206,312	1,587,818
*	Honghua Group, Ltd.	18,211,000	459,338
Ω	Honworld Group, Ltd.	750,000	230,808
Ω	Hope Education Group Co., Ltd.	3,586,000	845,392
	Hopson Development Holdings, Ltd.	5,498,000	14,065,381
*	Hua Han Health Industry Holdings, Ltd.	22,200,041	284,642
#*Ω	Hua Hong Semiconductor, Ltd.	3,503,000	12,905,401
	Huaan Securities Co., Ltd., Class A	515,000	614,187
	Huadian Power International Corp., Ltd., Class H	11,088,000	2,751,191
	Huadong Medicine Co., Ltd., Class A	310,225	1,295,100
	Huafa Industrial Co., Ltd. Zhuhai, Class A	862,700	836,176
	Huafon Microfibre Shanghai Technology Co., Ltd.	582,665	607,904
	Huafu Fashion Co., Ltd., Class A	168,900	172,869
	Huagong Tech Co., Ltd., Class A	83,100	289,711
	Hualan Biological Engineering, Inc., Class A	191,060	1,463,517
	Huaneng Power International, Inc., Sponsored ADR	103,398	1,542,698
	Huaneng Power International, Inc., Class H	16,922,000	6,321,518
*	Huanxi Media Group, Ltd.	1,500,000	263,434
	Huapont Life Sciences Co., Ltd., Class A	697,023	542,453
Ω	Huatai Securities Co., Ltd., Class H	3,757,200	6,085,196
	Huaxi Holdings Co., Ltd.	232,000	66,767
	Huaxi Securities Co., Ltd., Class A	373,400	648,664
	Huaxia Bank Co., Ltd., Class A	508,909	460,772
	Huaxin Cement Co., Ltd., Class A	153,200	555,276
	Huayu Automotive Systems Co., Ltd., Class A	763,931	3,553,703
	Huazhong In-Vehicle Holdings Co., Ltd.	3,934,000	310,057
#	Huazhu Group, Ltd., ADR	673,323	26,683,791
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	702,700	523,368
	Hubei Dinglong Co., Ltd., Class A	198,900	440,083
	Hubei Energy Group Co., Ltd., Class A	698,700	413,665
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	61,800	204,220
*	Hubei Kaile Science & Technology Co., Ltd., Class A	417,073	772,360
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	440,078	740,378
	Huishang Bank Corp., Ltd., Class H	2,676,400	881,388
	Huizhou Desay Sv Automotive Co., Ltd., Class A	9,400	95,790
	Hunan Aihua Group Co., Ltd., Class A	149,322	563,728
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	838,500	289,823
	Hunan Gold Corp., Ltd., Class A	438,904	548,394
	Hunan New Wellful Co., Ltd., Class A	153,800	183,311
	Hunan Valin Steel Co., Ltd., Class A	1,504,100	1,142,092
	Hundsun Technologies, Inc., Class A	55,750	776,720
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	836,597	1,211,642
#*	HUYA, Inc., ADR	11,847	265,373
*	Hytera Communications Corp., Ltd., Class A	277,902	296,246
*	HyUnion Holding Co., Ltd., Class A	313,700	309,571
*Ω	iDreamSky Technology Holdings, Ltd.	294,400	151,750

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Iflytek Co., Ltd., Class A	331,303	$1,886,999
	IKD Co., Ltd., Class A	38,900	78,919
Ω	IMAX China Holding, Inc.	1,018,600	1,655,613
	Industrial & Commercial Bank of China, Ltd., Class H	260,523,725	147,942,056
	Industrial Bank Co., Ltd., Class A	1,338,700	3,561,433
	Industrial Securities Co., Ltd., Class A	634,945	737,007
	Infore Environment Technology Group Co., Ltd., Class A	537,301	653,188
*	Inke, Ltd.	149,000	22,700
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	6,794,100	1,157,414
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	207,300	264,359
	Inner Mongolia First Machinery Group Co., Ltd., Class A	370,820	601,719
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,239,620	1,307,836
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	936,900	5,567,589
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	43,183
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	605,100	188,286
*Ω	Innovent Biologics, Inc.	657,000	4,871,651
*	Innuovo Technology Co., Ltd., Class A	110,200	90,106
	Inspur Electronic Information Industry Co., Ltd., Class A	181,100	826,976
#*	Inspur International, Ltd.	1,510,000	357,034
	Inspur Software Co., Ltd., Class A	27,400	66,593
	IReader Technology Co., Ltd., Class A	30,200	115,933
*	IRICO Group New Energy Co., Ltd., Class H	134,000	18,688
	Jack Sewing Machine Co., Ltd., Class A	30,200	128,002
	Jafron Biomedical Co., Ltd., Class A	47,867	567,878
	Jason Furniture Hangzhou Co., Ltd., Class A	77,044	824,180
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	120,000	156,729
*	JD.com, Inc., ADR	933,460	76,095,659
	Jiajiayue Group Co., Ltd., Class A	163,741	701,205
	Jiangling Motors Corp., Ltd., Class A	64,700	192,975
#	Jiangnan Group, Ltd.	16,139,000	833,949
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	808,417	288,863
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	575,400	582,579
	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	11,900	21,581
	Jiangsu Eastern Shenghong Co., Ltd., Class A	988,616	908,845
	Jiangsu Etern Co., Ltd., Class A	42,500	39,979
	Jiangsu Expressway Co., Ltd., Class H	6,080,000	6,085,345
	Jiangsu Guotai International Group Co., Ltd., Class A	574,805	532,768
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	152,698	1,728,607
	Jiangsu Hengrui Medicine Co., Ltd., Class A	608,179	8,089,102
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	286,976	859,941
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	579,160	347,801
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	212,398	400,417
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	270,001	2,095,741
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	185,500	216,879
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	213,700	501,922
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	194,300	376,251
	Jiangsu Shagang Co., Ltd., Class A	532,300	1,032,619
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	348,458	8,763,519
	Jiangsu Yangnong Chemical Co., Ltd., Class A	90,300	1,256,510
	Jiangsu Yoke Technology Co., Ltd., Class A	65,200	493,473
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	272,774	1,259,343
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	646,326	559,555
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	784,400	1,059,884
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,119,500	1,846,260
	Jiangxi Copper Co., Ltd., Class H	6,827,000	8,152,719
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	117,400	366,829
	Jiangxi Wannianqing Cement Co., Ltd., Class A	202,848	428,285
	Jiangxi Zhengbang Technology Co., Ltd., Class A	154,000	393,962

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangzhong Pharmaceutical Co., Ltd., Class A	190,800	$329,736
	Jiayuan International Group, Ltd.	1,850,078	790,220
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	209,306	526,501
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	160,600	84,660
	Jinchuan Group International Resources Co., Ltd.	5,991,000	566,322
	Jinduicheng Molybdenum Co., Ltd., Class A	435,500	369,582
	Jingrui Holdings, Ltd.	1,994,000	544,940
	Jinke Properties Group Co., Ltd., Class A	939,245	1,089,898
#*	JinkoSolar Holding Co., Ltd., ADR	469,431	27,367,827
	Jinneng Science&Technology Co., Ltd., Class A	140,658	260,041
	Jinyu Bio-Technology Co., Ltd., Class A	145,700	516,020
	Jinyuan EP Co., Ltd., Class A	155,000	184,946
	JiuGui Liquor Co., Ltd., Class A	44,800	671,043
	Jiuzhitang Co., Ltd., Class A	319,700	397,328
	Jizhong Energy Resources Co., Ltd., Class A	842,900	446,571
	JL Mag Rare-Earth Co., Ltd., Class A	83,900	485,265
	JNBY Design, Ltd.	1,847,000	2,011,569
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	249,649	563,535
	Joinn Laboratories China Co., Ltd., Class A	18,688	294,188
*	Jointown Pharmaceutical Group Co., Ltd., Class A	680,450	1,848,572
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	104,045	978,628
	Joy City Property, Ltd.	15,142,000	931,530
	Joyoung Co., Ltd., Class A	216,937	1,144,533
	JOYY, Inc., ADR	361,463	33,030,489
	JSTI Group, Class A	365,200	396,967
	Ju Teng International Holdings, Ltd.	6,558,090	1,987,910
	Juewei Food Co., Ltd., Class A	121,099	1,466,372
	Juneyao Airlines Co., Ltd., Class A	628,700	1,006,810
*	Kai Yuan Holdings, Ltd.	15,890,000	81,771
	Kaisa Group Holdings, Ltd.	28,089,684	13,101,061
	Kaisa Prosperity Holdings, Ltd.	46,500	129,029
*Ω	Kangda International Environmental Co., Ltd.	3,066,000	265,856
#*	Kasen International Holdings, Ltd.	4,838,000	446,076
	Kingboard Holdings, Ltd.	6,549,666	22,184,029
	Kingboard Laminates Holdings, Ltd.	10,104,984	16,150,757
#	Kingdee International Software Group Co., Ltd.	4,984,600	13,160,616
	Kingsoft Corp., Ltd.	420,000	2,259,280
	Konfoong Materials International Co., Ltd., Class A	6,126	54,605
*	Kong Sun Holdings, Ltd.	575,000	3,118
	Konka Group Co., Ltd., Class A	506,400	441,789
	KPC Pharmaceuticals, Inc., Class A	272,896	378,268
	Kunlun Energy Co., Ltd.	28,560,000	18,489,842
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	53,382	187,033
	Kweichow Moutai Co., Ltd., Class A	173,874	43,441,893
	KWG Group Holdings, Ltd.	17,190,644	22,796,333
	KWG Group Holdings, Ltd.	263,500	349,425
*	KWG Living Group Holdings, Ltd.	8,727,072	6,844,321
	Laobaixing Pharmacy Chain JSC, Class A	127,758	1,366,269
*	Launch Tech Co., Ltd., Class H	60,000	27,074
	Lee & Man Chemical Co., Ltd.	1,231,339	463,702
	Lee & Man Paper Manufacturing, Ltd.	10,962,200	8,307,734
	Lee’s Pharmaceutical Holdings, Ltd.	2,009,000	1,129,843
#Ω	Legend Holdings Corp., Class H	1,543,000	2,076,078
	Lenovo Group, Ltd.	66,488,000	41,746,059
	Lens Technology Co., Ltd., Class A	458,900	2,298,762
	Leo Group Co., Ltd., Class A	1,148,900	544,951
	Lepu Medical Technology Beijing Co., Ltd., Class A	390,010	1,797,089
*	LexinFintech Holdings, Ltd., ADR	670,418	5,524,244
	Leyard Optoelectronic Co., Ltd., Class A	1,015,650	1,084,744

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Li Ning Co., Ltd.	8,096,583	$42,198,900
	LianChuang Electronic Technology Co., Ltd., Class A	228,240	344,327
	Liaoning Cheng Da Co., Ltd., Class A	228,200	770,608
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	107,644	198,888
*	Lier Chemical Co., Ltd., Class A	171,900	511,451
*	Lifestyle China Group, Ltd.	2,141,500	282,479
*	Lifetech Scientific Corp.	14,428,000	3,677,107
*	Lingbao Gold Group Co., Ltd., Class H	102,000	14,161
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	287,900	169,889
	Lingyi iTech Guangdong Co., Class A	1,198,600	2,340,452
#*	Link Motion, Inc., Sponsored ADR	206,737	0
	Liuzhou Iron & Steel Co., Ltd., Class A	666,300	461,325
	Livzon Pharmaceutical Group, Inc., Class H	746,417	3,308,099
	Logan Group Co., Ltd.	11,720,000	18,388,490
	Lomon Billions Group Co., Ltd., Class A	299,677	1,109,865
	Loncin Motor Co., Ltd., Class A	567,388	322,509
	Long Yuan Construction Group Co., Ltd., Class A	545,902	645,991
Ω	Longfor Group Holdings, Ltd.	8,032,000	44,008,206
	LONGi Green Energy Technology Co., Ltd., Class A	622,826	7,081,496
	Lonking Holdings, Ltd.	22,806,000	6,073,550
	Luenmei Quantum Co., Ltd., Class A	298,000	588,912
	Luoniushan Co., Ltd., Class A	63,600	91,162
*	Luoyang Glass Co., Ltd., Class H	200,000	89,333
	Luxi Chemical Group Co., Ltd., Class A	683,500	1,028,108
	Luxshare Precision Industry Co., Ltd., Class A	879,494	7,203,878
#Ω	Luye Pharma Group, Ltd.	14,855,000	8,620,681
	Luzhou Laojiao Co., Ltd., Class A	151,176	3,904,494
	LVGEM China Real Estate Investment Co., Ltd.	1,512,000	483,983
	Maanshan Iron & Steel Co., Ltd., Class H	4,930,177	1,139,409
	Maccura Biotechnology Co., Ltd., Class A	165,873	1,283,253
*	Macrolink Culturaltainment Development Co., Ltd., Class A	231,000	105,457
	Mango Excellent Media Co., Ltd., Class A	200,597	2,226,359
*Ω	Maoyan Entertainment	276,800	390,264
	Maoye International Holdings, Ltd.	2,174,000	88,364
*	Markor International Home Furnishings Co., Ltd., Class A	523,121	395,896
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	20,900	66,537
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	363,100	926,508
#*Ω	Meitu, Inc.	1,660,500	292,447
*	Meituan Dianping, Class B	1,960,500	73,085,789
	Metallurgical Corp. of China, Ltd., Class H	10,246,000	1,655,739
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	27,100	443,837
	Min Xin Holdings, Ltd.	720,000	347,871
	Ming Yang Smart Energy Group, Ltd., Class A	338,416	820,707
#*	Mingfa Group International Co., Ltd.	4,986,000	36,209
	Minmetals Land, Ltd.	9,869,644	1,124,616
#Ω	Minsheng Education Group Co., Ltd.	642,000	81,236
#	Minth Group, Ltd.	6,301,000	26,073,506
	Misho Ecology & Landscape Co., Ltd., Class A	71,300	81,235
	MLS Co., Ltd., Class A	384,100	698,064
#*	MMG, Ltd.	29,057,999	6,891,557
	MOBI Development Co., Ltd.	2,518,000	198,883
#	Modern Land China Co., Ltd.	1,646,000	212,886
	Momo, Inc., Sponsored ADR	1,089,767	16,346,505
*	Montnets Rongxin Technology Group Co., Ltd., Class A	85,805	199,345
	Muyuan Foods Co., Ltd., Class A	577,220	6,121,481
*	Myhome Real Estate Development Group Co., Ltd., Class A	597,200	329,226
	MYS Group Co., Ltd., Class A	365,200	240,325
*	Nan Hai Corp., Ltd.	35,000,000	212,361
	NanJi E-Commerce Co., Ltd., Class A	464,900	1,278,197

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,800	$207,713
	Nanjing Iron & Steel Co., Ltd., Class A	148,800	66,316
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	73,619	431,697
*	Nanjing Sample Technology Co., Ltd., Class H	36,500	10,793
	Nanjing Securities Co., Ltd., Class A	222,600	416,299
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	442,448	681,408
*	Nanyang Topsec Technologies Group, Inc., Class A	103,200	325,206
	NARI Technology Co., Ltd., Class A	889,803	2,765,151
	Natural Food International Holding, Ltd.	96,000	8,440
*	Nature Home Holding Co., Ltd.	1,733,000	218,979
	NAURA Technology Group Co., Ltd., Class A	40,600	1,040,262
	NavInfo Co., Ltd., Class A	215,800	458,781
	NetDragon Websoft Holdings, Ltd.	1,156,000	2,486,904
#	NetEase, Inc., ADR	1,143,858	99,275,436
*Ω	New Century Healthcare Holding Co., Ltd.	58,000	8,256
	New China Life Insurance Co., Ltd., Class H	3,220,900	12,873,469
	New Hope Liuhe Co., Ltd., Class A	806,426	3,240,270
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	336,236	53,925,530
*	New World Department Store China, Ltd.	2,929,538	441,487
	Newland Digital Technology Co., Ltd., Class A	174,000	411,798
	Nexteer Automotive Group, Ltd.	7,422,000	6,198,128
	Nine Dragons Paper Holdings, Ltd.	16,732,000	22,317,693
	Ninestar Corp., Class A	276,086	1,203,889
	Ningbo Construction Co., Ltd., Class A	191,900	120,906
	Ningbo Huaxiang Electronic Co., Ltd., Class A	240,000	586,218
	Ningbo Jifeng Auto Parts Co., Ltd., Class A	0	0
	Ningbo Joyson Electronic Corp., Class A	542,431	1,942,380
	Ningbo Orient Wires & Cables Co., Ltd., Class A	181,155	592,759
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	535,278	563,954
	Ningbo Tuopu Group Co., Ltd., Class A	97,900	559,031
	Ningbo Yunsheng Co., Ltd., Class A	97,900	90,712
	Ningbo Zhoushan Port Co., Ltd., Class A	1,858,270	1,012,196
	Ningxia Jiaze New Energy Co., Ltd., Class A	475,100	217,857
*	NIO, Inc., ADR	2,486,207	76,028,210
*	Niu Technologies, Sponsored ADR	33,723	885,903
#*	Noah Holdings, Ltd., Sponsored ADR	74,405	1,959,084
	Norinco International Cooperation, Ltd., Class A	194,100	210,576
	North Huajin Chemical Industries Co., Ltd., Class A	426,400	317,497
*	Northeast Pharmaceutical Group Co., Ltd., Class A	191,555	154,495
	Northeast Securities Co., Ltd., Class A	332,900	464,760
	NSFOCUS Technologies Group Co., Ltd., Class A	146,270	404,236
#	NVC Lighting Holdings, Ltd.	6,626,000	137,256
	Oceanwide Holdings Co., Ltd., Class A	615,844	378,915
	Offcn Education Technology Co., Ltd., Class A	158,232	934,950
	Offshore Oil Engineering Co., Ltd., Class A	904,722	572,898
	OFILM Group Co., Ltd., Class A	598,500	1,384,610
*	OneSmart International Education Group, Ltd., ADR	2,719	11,284
	Oppein Home Group, Inc., Class A	72,190	1,327,347
	Opple Lighting Co., Ltd., Class A	44,500	199,343
	ORG Technology Co., Ltd., Class A	1,024,100	862,092
*	Orient Group, Inc., Class A	1,444,800	762,739
Ω	Orient Securities Co., Ltd., Class H	1,950,400	1,285,068
	Oriental Pearl Group Co., Ltd., Class A	705,480	968,943
*	Ourpalm Co., Ltd., Class A	145,900	142,157
	Ovctek China, Inc., Class A	32,000	326,289
	Overseas Chinese Town Asia Holdings, Ltd.	1,481,817	302,621
#	Pacific Online, Ltd.	2,485,195	341,051
*	Pacific Securities Co., Ltd, Class A	640,300	360,576
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,163,031	644,154

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PAX Global Technology, Ltd.	6,465,000	$3,757,116
	PCI-Suntek Technology Co., Ltd., Class A	449,640	602,763
	People’s Insurance Co. Group of China, Ltd. (The), Class H	19,970,000	5,942,230
	Perfect World Co., Ltd., Class A	184,300	773,477
	PetroChina Co., Ltd., ADR	131,763	3,749,975
	PetroChina Co., Ltd., Class H	142,684,000	40,070,986
	PharmaBlock Sciences Nanjing, Inc., Class A	15,300	310,696
*	Phoenix Media Investment Holdings, Ltd.	5,412,000	216,534
	Phoenix New Media, Ltd., ADR	119,235	159,775
	PICC Property & Casualty Co., Ltd., Class H	20,039,398	13,601,006
*	Pinduoduo, Inc., ADR	184,016	16,557,760
	Ping An Bank Co., Ltd., Class A	2,568,701	6,816,683
*Ω	Ping An Healthcare and Technology Co., Ltd.	476,200	6,144,728
#	Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	312,330,514
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	392,200	305,840
*	Polaris Bay Group Co., Ltd., Class A	247,400	435,057
	Poly Developments and Holdings Group Co., Ltd., Class A	1,617,105	3,717,569
	Poly Property Group Co., Ltd.	20,023,068	5,782,879
Ω	Postal Savings Bank of China Co., Ltd., Class H	26,919,000	13,210,859
*	Pou Sheng International Holdings, Ltd.	11,030,609	2,528,102
	Power Construction Corp. of China, Ltd., Class A	2,437,800	1,401,126
	Powerlong Real Estate Holdings, Ltd.	15,522,715	10,451,119
	Proya Cosmetics Co., Ltd., Class A	800	20,688
#*	PW Medtech Group, Ltd.	4,651,000	1,188,685
#	Q Technology Group Co., Ltd.	4,293,000	4,744,438
	Qianhe Condiment and Food Co., Ltd., Class A	51,276	292,872
	Qingdao East Steel Tower Stock Co., Ltd., Class A	182,500	211,460
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	38,139	107,036
	Qingdao Gon Technology Co., Ltd., Class A	86,700	401,837
	Qingdao Hanhe Cable Co., Ltd., Class A	467,384	288,463
Ω	Qingdao Port International Co., Ltd., Class H	2,233,000	1,268,894
	Qingdao TGOOD Electric Co., Ltd., Class A	109,900	357,114
	Qingdao Topscomm Communication, Inc., Class A	33,120	47,619
	Qingling Motors Co., Ltd., Class H	5,112,000	917,672
	Qinhuangdao Port Co., Ltd., Class H	2,122,000	339,728
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	328,724	102,011
#*	Qudian, Inc., Sponsored ADR	166,041	222,495
*	Qunxing Paper Holdings Co.	854,211	0
	Rainbow Digital Commercial Co., Ltd., Class A	332,186	408,146
	Raisecom Technology Co., Ltd., Class A	31,500	50,141
	Rastar Group, Class A	105,500	64,046
*	Realcan Pharmaceutical Group Co., Ltd., Class A	425,800	354,404
	Red Avenue New Materials Group Co., Ltd., Class A	28,000	162,268
Ω	Red Star Macalline Group Corp., Ltd., Class H	1,863,914	1,123,466
#Ω	Redco Properties Group, Ltd.	8,526,000	3,775,326
	Redsun Properties Group, Ltd.	1,059,000	384,318
	Renhe Pharmacy Co., Ltd., Class A	413,700	397,894
*	REXLot Holdings, Ltd.	3,197,569	1,609
	Rianlon Corp., Class A	20,700	106,877
*	RISE Education Cayman, Ltd.	12,692	72,725
	Road King Infrastructure, Ltd.	2,234,000	2,656,967
	Rongan Property Co., Ltd., Class A	342,900	133,550
	Rongsheng Petro Chemical Co., Ltd., Class A	757,857	2,161,533
#	Ronshine China Holdings, Ltd.	3,006,500	2,049,698
	Runjian Co., Ltd., Class A	37,300	151,956
	Sai Micro Electronics, Inc., Class A	115,500	470,871
	SAIC Motor Corp, Ltd., Class A	1,011,555	3,501,926
	Sailun Group Co., Ltd., Class A	991,100	732,816
	Sanan Optoelectronics Co., Ltd., Class A	617,400	2,055,049

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	273,160	$229,266
	Sangfor Technologies, Inc., Class A	19,172	544,908
	Sansteel Minguang Co., Ltd. Fujian, Class A	1,181,250	1,162,825
	Sany Heavy Equipment International Holdings Co., Ltd.	8,671,500	4,780,477
	Sany Heavy Industry Co., Ltd., Class A	2,119,841	8,238,066
*	Saurer Intelligent Technology Co., Ltd., Class A	721,700	551,389
	SDIC Power Holdings Co., Ltd., Class A	1,170,516	1,617,944
	Sealand Securities Co., Ltd., Class A	767,300	597,400
	Seazen Group, Ltd.	18,502,000	13,871,080
	Seazen Holdings Co., Ltd. , Class A	443,230	2,156,725
*	Secoo Holding, Ltd., ADR	31,941	79,853
*	Semiconductor Manufacturing International Corp.	12,148,195	35,838,772
	S-Enjoy Service Group Co., Ltd.	65,000	161,637
	SF Holding Co., Ltd., Class A	454,300	5,627,326
	SG Micro Corp., Class A	10,550	429,119
	SGIS Songshan Co., Ltd., Class A	495,381	311,494
	Shaanxi Coal Industry Co., Ltd., Class A	2,521,500	3,301,918
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	522,187	1,892,731
	Shandong Chenming Paper Holdings, Ltd., Class H	4,536,033	1,805,834
	Shandong Denghai Seeds Co., Ltd., Class A	151,200	386,888
Ω	Shandong Gold Mining Co., Ltd., Class H	1,364,500	3,232,083
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	158,486	581,878
	Shandong Hi-speed Co., Ltd., Class A	202,325	182,668
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	348,770	1,475,789
	Shandong Humon Smelting Co., Ltd., Class A	193,898	403,458
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	11,900	41,079
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	209,400	326,784
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,553,280	897,386
	Shandong New Beiyang Information Technology Co., Ltd., Class A	155,700	217,710
	Shandong Publishing & Media Co., Ltd., Class A	166,300	150,860
	Shandong Sinocera Functional Material Co., Ltd., Class A	159,500	979,679
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,176,088	2,447,928
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,532,000	22,365,031
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,473,200	725,598
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	220,220	356,961
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	2,196,226	887,651
	Shanghai AJ Group Co., Ltd., Class A	635,100	761,661
	Shanghai AtHub Co., Ltd., Class A	28,048	292,157
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	40,563	404,373
	Shanghai Baosight Software Co., Ltd., Class A	172,300	1,636,444
	Shanghai Belling Co., Ltd., Class A	116,500	269,966
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	42,000	167,396
	Shanghai East China Computer Co., Ltd., Class A	91,068	312,795
#*	Shanghai Electric Group Co., Ltd., Class H	9,170,000	2,606,495
	Shanghai Electric Power Co., Ltd., Class A	366,206	391,358
	Shanghai Environment Group Co., Ltd., Class A	363,136	603,456
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	15,200	48,459
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,279,000	9,405,423
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,910,000	901,883
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	3,900	38,922
Ω	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,200	56,713
	Shanghai Industrial Development Co., Ltd., Class A	488,901	370,954
#	Shanghai Industrial Holdings, Ltd.	3,490,000	4,663,254
	Shanghai Industrial Urban Development Group, Ltd.	20,001,025	1,864,547
	Shanghai International Airport Co Ltd, Class A	132,800	1,313,779
	Shanghai International Port Group Co., Ltd., Class A	829,800	518,699
	Shanghai Jahwa United Co., Ltd., Class A	50,200	309,873
	Shanghai Jin Jiang Capital Co., Ltd., Class H	17,866,000	2,491,178
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	159,706	303,178

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Shanghai Junshi Biosciences Co., Ltd., Class H	6,000	$36,081
	Shanghai Kinetic Medical Co., Ltd., Class A	173,736	491,627
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	251,900	433,137
	Shanghai M&G Stationery Inc, Class A	143,399	1,722,631
	Shanghai Maling Aquarius Co., Ltd., Class A	22,500	31,054
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	311,400	879,236
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,090,200	7,901,545
*	Shanghai Phichem Material Co., Ltd., Class A	119,105	355,737
	Shanghai Prime Machinery Co., Ltd., Class H	190,000	37,266
	Shanghai Pudong Development Bank Co., Ltd., Class A	1,356,700	1,876,774
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	180,100	171,754
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	77,400	1,292,063
	Shanghai RAAS Blood Products Co., Ltd., Class A	405,000	517,104
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	9,600	46,117
	Shanghai Shimao Co., Ltd., Class A	984,119	851,810
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	401,600	606,920
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	52,793	377,698
	Shanghai Tunnel Engineering Co., Ltd., Class A	1,047,895	874,373
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	310,001	753,382
*	Shanghai Wanye Enterprises Co., Ltd., Class A	205,900	519,276
	Shanghai Weaver Network Co., Ltd., Class A	4,949	68,320
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	682,100	884,435
*	Shanghai Zendai Property, Ltd.	5,710,000	26,642
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	140,848	398,965
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	476,500	298,885
	Shanxi Blue Flame Holding Co., Ltd., Class A	203,500	238,240
	Shanxi Coking Co., Ltd., Class A	655,790	494,543
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	1,062,500	935,303
*	Shanxi Meijin Energy Co., Ltd., Class A	1,234,500	1,102,803
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,868,500	978,223
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	74,800	2,516,997
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	1,238,181	857,781
*	Shanying International Holding Co., Ltd., Class A	1,979,139	906,082
*	Shede Spirits Co., Ltd., Class A	60,500	406,505
	Shenergy Co., Ltd., Class A	836,933	652,776
#	Sheng Ye Capital, Ltd.	144,000	99,813
	Shengda Resources Co., Ltd., Class A	247,252	513,142
*	Shenghe Resources Holding Co., Ltd., Class A	374,100	368,478
*Ω	Shengjing Bank Co., Ltd., Class H	702,500	620,670
	Shenguan Holdings Group, Ltd.	5,926,000	185,204
	Shengyi Technology Co., Ltd., Class A	454,165	1,627,164
	Shennan Circuits Co., Ltd., Class A	85,200	1,377,428
	Shenwan Hongyuan Group Co., Ltd.	741,600	188,163
	Shenzhen Agricultural Products Group Co., Ltd., Class A	126,300	133,214
	Shenzhen Airport Co., Ltd., Class A	373,900	446,604
	Shenzhen Aisidi Co., Ltd., Class A	393,138	475,948
	Shenzhen Anche Technologies Co., Ltd., Class A	8,000	51,162
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	239,700	141,793
	Shenzhen Capchem Technology Co., Ltd., Class A	71,700	804,447
	Shenzhen Comix Group Co., Ltd., Class A	156,500	334,063
	Shenzhen Danbond Technology Co., Ltd., Class A	20,400	18,740
	Shenzhen Desay Battery Technology Co., Class A	74,700	547,881
	Shenzhen Energy Group Co., Ltd., Class A	817,400	663,254
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	145,100	520,368
#	Shenzhen Expressway Co., Ltd., Class H	5,364,000	4,784,262
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	394,400	625,603
	Shenzhen FRD Science & Technology Co., Ltd.	109,300	358,970
	Shenzhen Gas Corp., Ltd., Class A	333,100	366,634
	Shenzhen Gongjin Electronics Co., Ltd., Class A	224,903	391,495

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Goodix Technology Co., Ltd., Class A	73,400	$1,887,413
	Shenzhen Grandland Group Co., Ltd., Class A	228,528	111,763
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	187,700	472,988
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	116,809	347,536
	Shenzhen Heungkong Holding Co., Ltd., Class A	870,600	265,812
*	Shenzhen Infogem Technologies Co., Ltd., Class A	76,300	257,587
	Shenzhen Inovance Technology Co., Ltd., Class A	218,650	2,101,939
	Shenzhen International Holdings, Ltd.	8,213,822	12,790,246
	Shenzhen Investment, Ltd.	29,061,674	8,877,769
	Shenzhen Jinjia Group Co., Ltd., Class A	654,600	878,327
	Shenzhen Kaifa Technology Co., Ltd., Class A	131,900	419,212
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	20,100	545,619
	Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	141,400	375,942
	Shenzhen Kinwong Electronic Co., Ltd., Class A	145,676	697,859
	Shenzhen Megmeet Electrical Co., Ltd., Class A	126,900	638,751
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	111,172	6,435,297
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,021,150	616,691
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,974,176	1,936,959
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	256,400	1,182,555
	Shenzhen SC New Energy Technology Corp., Class A	52,171	779,653
	Shenzhen SDG Information Co., Ltd., Class A	119,100	176,404
	Shenzhen Sinovatio Technology Co., Ltd., Class A	53,772	598,309
	Shenzhen Sunline Tech Co., Ltd., Class A	54,200	179,070
	Shenzhen Sunlord Electronics Co., Ltd., Class A	129,283	499,107
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	323,200	810,638
	Shenzhen Sunway Communication Co., Ltd., Class A	194,054	1,379,418
	Shenzhen Tagen Group Co., Ltd., Class A	487,900	499,315
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	410,500	219,866
	Shenzhen World Union Group, Inc., Class A	524,277	419,783
	Shenzhen Yinghe Technology Co., Ltd., Class A	53,900	231,082
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	41,200	66,901
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	114,700	217,833
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	134,780	596,682
	Shenzhen Zhenye Group Co., Ltd., Class A	504,500	431,885
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,599,950	972,032
	Shenzhou Space Park Group, Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	388,000	396,130
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	243,501	969,413
	Shimao Group Holdings, Ltd.	9,538,683	33,788,998
	Shinva Medical Instrument Co., Ltd., Class A	109,500	269,380
	Shougang Fushan Resources Group, Ltd.	14,455,294	3,383,257
*	Shouhang High-Tech Energy Co., Ltd., Class A	453,800	166,385
	Shui On Land, Ltd.	29,819,276	3,931,902
*	Siasun Robot & Automation Co., Ltd., Class A	130,300	260,817
	Sichuan Chuantou Energy Co., Ltd., Class A	517,808	779,214
	Sichuan Expressway Co., Ltd., Class H	5,250,000	1,138,843
	Sichuan Haite High-tech Co., Ltd., Class A	36,700	81,382
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,811,220	563,328
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	27,800	87,884
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	170,262	596,402
	Sichuan Languang Development Co., Ltd., Class A	1,347,600	994,878
	Sichuan Shuangma Cement Co., Ltd., Class A	244,200	478,014
	Sichuan Swellfun Co., Ltd., Class A	42,805	423,884
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	18,721	59,120
	Sichuan Yahua Industrial Group Co., Ltd., Class A	75,900	146,646
	Sieyuan Electric Co., Ltd., Class A	221,300	708,245
	Sihuan Pharmaceutical Holdings Group, Ltd.	46,446,000	5,355,983
*	Silver Grant International Holdings Group, Ltd.	8,640,000	1,060,692
*	SINA Corp.	282,877	12,121,279

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sino Biopharmaceutical, Ltd.	48,739,495	$49,372,810
	Sino Wealth Electronic, Ltd., Class A	35,780	182,995
	Sinocare, Inc., Class A	84,136	516,190
	Sinochem International Corp., Class A	1,097,037	857,940
	Sinofert Holdings, Ltd.	16,242,673	1,448,895
	Sino-I Technology, Ltd.	5,320,000	26,208
	Sinolink Securities Co., Ltd., Class A	286,800	642,712
#*	Sinolink Worldwide Holdings, Ltd.	16,039,492	1,007,328
	Sinoma International Engineering Co., Class A	691,250	777,891
	Sinoma Science & Technology Co., Ltd., Class A	487,651	1,400,339
	Sinomach Automobile Co., Ltd., Class A	21,500	19,277
	Sino-Ocean Group Holding, Ltd.	23,522,962	4,499,205
	Sinopec Engineering Group Co., Ltd., Class H	8,445,000	3,282,602
	Sinopec Kantons Holdings, Ltd.	8,580,000	3,101,862
*	Sinopec Oilfield Service Corp., Class H	8,904,000	552,816
#	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	29,244	544,222
#	Sinopec Shanghai Petrochemical Co., Ltd., Class H	17,659,000	3,263,577
	Sinopharm Group Co., Ltd., Class H	7,744,000	17,791,393
	Sino-Platinum Metals Co., Ltd., Class A	103,400	331,194
*	Sinosoft Technology Group, Ltd.	5,631,400	844,219
	Sinotrans, Ltd., Class H	22,069,000	6,535,678
	Sinotruk Hong Kong, Ltd.	6,532,000	16,707,893
	Skshu Paint Co., Ltd., Class A	21,002	465,435
	Skyfame Realty Holdings, Ltd.	21,964,000	2,893,026
	Skyworth Digital Co., Ltd., Class A	93,399	121,857
*	Skyworth Group, Ltd.	8,618,645	2,257,698
#*	SMI Holdings Group, Ltd.	4,693,951	113,527
#*	SOHO China, Ltd.	20,096,339	5,384,072
#*	Sohu.com, Ltd., ADR	86,832	1,635,915
	Songcheng Performance Development Co., Ltd., Class A	109,600	272,221
*	Sou Yu Te Group Co., Ltd., Class A	806,900	272,769
*	Sparkle Roll Group, Ltd.	8,680,000	277,216
	Spring Airlines Co., Ltd., Class A	159,929	1,019,232
*	SPT Energy Group, Inc.	942,000	29,504
*	SRE Group, Ltd.	3,391,714	14,004
#	SSY Group, Ltd.	15,190,506	8,314,784
*	Starrise Media Holdings, Ltd.	1,780,000	33,304
	Suchuang Gas Corp., Ltd.	302,000	86,191
#	Sun Art Retail Group, Ltd.	16,297,500	17,657,392
	Sun King Power Electronics Group	3,300,000	634,880
	Sunac China Holdings, Ltd.	15,572,000	57,712,174
	Sunflower Pharmaceutical Group Co., Ltd., Class A	105,900	245,596
	Sunfly Intelligent Technology Co., Ltd., Class A	163,400	377,743
	Sungrow Power Supply Co., Ltd., Class A	171,800	999,096
	Suning Universal Co., Ltd., Class A	1,255,600	574,868
	Suning.com Co., Ltd., Class A	1,209,049	1,754,188
	Sunny Optical Technology Group Co., Ltd.	2,316,400	38,459,447
	Sunresin New Materials Co., Ltd., Class A	36,900	254,115
#Ω	Sunshine 100 China Holdings, Ltd.	244,000	38,765
	Sunward Intelligent Equipment Co., Ltd., Class A	374,400	444,652
	Sunwoda Electronic Co., Ltd., Class A	287,000	1,200,116
*	Suzhou Anjie Technology Co., Ltd., Class A	119,200	354,613
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	346,200	1,312,830
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	855,947	1,263,870
	Suzhou Maxwell Technologies Co., Ltd., Class A	16,900	1,042,055
	Suzhou Secote Precision Electronic Co., Ltd., Class A	19,000	122,403
	Suzhou TFC Optical Communication Co., Ltd., Class A	35,270	313,024
#	Symphony Holdings, Ltd.	6,930,000	822,734
*	Tahoe Group Co., Ltd., Class A	208,000	116,806

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Taiji Computer Corp., Ltd., Class A	123,828	$496,854
*	TAL Education Group, ADR	458,065	30,443,000
	Tangshan Jidong Cement Co., Ltd., Class A	186,500	418,922
	TangShan Port Group Co., Ltd., Class A	2,521,404	904,804
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	866,900	904,198
*	Taung Gold International, Ltd.	60,800,000	195,972
	TBEA Co., Ltd., Class A	834,893	1,026,479
	TCL Electronics Holdings, Ltd.	6,053,932	4,112,244
	TCL Technology Group Corp., Class A	1,021,100	923,002
*	Tech-Bank Food Co., Ltd., Class A	88,000	192,141
	Ten Pao Group Holdings, Ltd.	60,000	9,048
	Tencent Holdings, Ltd.	17,216,900	1,315,467,717
*	Tencent Music Entertainment Group, ADR	207,616	3,089,326
	Tenfu Cayman Holdings Co., Ltd.	101,000	69,091
*	Tenwow International Holdings, Ltd.	2,865,000	140,432
	Texhong Textile Group, Ltd.	2,589,000	1,992,370
	Thunder Software Technology Co., Ltd., Class A	50,122	642,873
	Tian An China Investment Co., Ltd.	1,286,357	735,493
	Tian Di Science & Technology Co., Ltd., Class A	1,468,300	665,686
*Ω	Tian Ge Interactive Holdings, Ltd.	1,515,000	111,496
*	Tian Shan Development Holding, Ltd.	1,584,000	576,823
	Tiangong International Co., Ltd.	6,222,000	2,088,663
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	90,088	580,125
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,526,000	998,998
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,160,051	956,798
	Tianjin Development Holdings, Ltd.	2,497,800	445,480
	Tianjin Guangyu Development Co., Ltd., Class A	209,500	197,328
	Tianjin Port Development Holdings, Ltd.	14,739,200	990,172
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	443,822	1,547,821
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	197,172	472,114
	Tianli Education International Holdings, Ltd.	1,120,000	890,626
	Tianma Microelectronics Co., Ltd., Class A	679,700	1,451,831
#	Tianneng Power International, Ltd.	7,797,952	12,704,145
*	Tianqi Lithium Corp., Class A	180,649	536,250
	Tianshui Huatian Technology Co., Ltd., Class A	360,692	775,769
	Tianyun International Holdings, Ltd.	1,450,000	181,774
*	Tibet Summit Resources Co., Ltd., Class A	94,500	113,313
	Tibet Tianlu Co., Ltd., Class A	164,200	181,000
#*	Tibet Water Resources, Ltd.	6,597,000	345,036
	Tingyi Cayman Islands Holding Corp.	13,702,000	25,073,582
	Titan Wind Energy Suzhou Co., Ltd., Class A	759,100	813,346
	Toly Bread Co., Ltd., Class A	126,600	1,204,214
	Tomson Group, Ltd.	2,697,780	544,167
	Tong Ren Tang Technologies Co., Ltd., Class H	4,278,000	2,511,996
*	Tongcheng-Elong Holdings, Ltd.	784,400	1,305,502
	Tongda Group Holdings, Ltd.	41,970,000	2,280,775
*	Tongding Interconnection Information Co., Ltd., Class A	156,300	116,322
*	TongFu Microelectronics Co., Ltd., Class A	264,000	982,755
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	714,160	1,531,601
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	32,100	17,665
	Tongkun Group Co., Ltd., Class A	830,766	1,881,863
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	667,200	316,735
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,054,800	667,093
	Tongwei Co., Ltd., Class A	991,444	4,564,459
	Tongyu Communication, Inc., Class A	0	0
	Tonly Electronics Holdings, Ltd.	9,000	11,702
*	Topchoice Medical Corp., Class A	31,354	1,056,705
	Towngas China Co., Ltd.	5,664,294	2,572,861
	Transfar Zhilian Co., Ltd., Class A	1,330,500	1,078,689

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	TravelSky Technology, Ltd., Class H	4,624,938	$9,749,331
#*	Trigiant Group, Ltd.	6,560,000	619,227
#*	Trip.com Group, Ltd., ADR	1,391,011	40,005,476
*	Trony Solar Holdings Co., Ltd.	2,133,000	0
*	Truly International Holdings, Ltd.	7,415,000	844,890
Ω	Tsaker Chemical Group, Ltd.	220,500	34,557
	Tsingtao Brewery Co., Ltd., Class H	2,182,000	18,080,413
*	Tunghsu Azure Renewable Energy Co., Ltd., Class A	96,700	45,766
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	2,084,400	852,720
*	Tuniu Corp., Sponsored ADR	80,591	83,815
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	526,522	577,406
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	101,971	1,639,535
	Unilumin Group Co., Ltd., Class A	197,931	289,072
	Uni-President China Holdings, Ltd.	9,620,308	8,333,319
	Unisplendour Corp., Ltd., Class A	464,120	1,527,922
	United Energy Group, Ltd.	33,431,100	4,538,932
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	143,000	468,219
#*	V1 Group, Ltd.	13,654,600	395,687
	Valiant Co., Ltd., Class A	223,527	584,240
	Vats Liquor Chain Store Management Joint Stock Co., Ltd.	7,900	33,469
	Vats Liquor Chain Store Management JSC, Ltd.	19,800	83,889
	Vatti Corp., Ltd., Class A	324,500	434,560
*Ω	VCredit Holdings, Ltd.	109,600	51,406
	Venustech Group, Inc., Class A	117,234	542,347
	Victory Giant Technology Huizhou Co., Ltd., Class A	217,800	680,563
	Vinda International Holdings, Ltd.	1,850,000	4,909,435
*	Vipshop Holdings, Ltd., ADR	3,141,441	67,226,837
	Walvax Biotechnology Co., Ltd., Class A	48,700	363,165
*	Wanda Film Holding Co., Ltd., Class A	97,800	224,980
	Wangneng Environment Co., Ltd., Class A	158,300	389,149
	Wangsu Science & Technology Co., Ltd., Class A	175,200	204,213
	Wanhua Chemical Group Co., Ltd., Class A	664,114	7,807,245
	Want Want China Holdings, Ltd.	37,524,000	24,849,683
	Wanxiang Qianchao Co., Ltd., Class A	232,600	203,684
	Wasion Holdings, Ltd.	4,518,000	1,051,415
	Wasu Media Holding Co., Ltd., Class A	538,000	777,788
#*	Weibo Corp., Sponsored ADR	342,312	14,223,064
	Weichai Power Co., Ltd., Class H	11,480,120	21,769,552
	Weifu High-Technology Group Co., Ltd., Class A	164,447	632,072
	Weihai Guangwei Composites Co., Ltd., Class A	98,400	972,296
	Weiqiao Textile Co., Class H	3,151,000	671,996
	Wens Foodstuffs Group Co., Ltd., Class A	1,538,760	4,365,547
	West China Cement, Ltd.	35,572,000	5,286,791
	Western Region Gold Co., Ltd., Class A	54,800	112,610
	Western Securities Co., Ltd., Class A	498,100	678,725
	Westone Information Industry, Inc., Class A	107,900	298,211
	Will Semiconductor, Ltd., Class A	60,100	1,780,223
	Wingtech Technology Co., Ltd., Class A	65,200	980,444
	Winning Health Technology Group Co., Ltd., Class A	150,680	400,991
	Wisdom Education International Holdings Co., Ltd.	2,440,000	793,910
	Wison Engineering Services Co., Ltd.	397,000	39,847
	Wolong Electric Group Co., Ltd., Class A	582,600	1,065,498
*	Wonders Information Co., Ltd., Class A	150,200	490,023
	Wuchan Zhongda Group Co., Ltd., Class A	1,317,850	871,767
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	64,900	62,137
	Wuhan Department Store Group Co., Ltd., Class A	339,800	662,388
	Wuhan Guide Infrared Co., Ltd., Class A	111,510	565,094
	Wuhan Jingce Electronic Group Co., Ltd., Class A	75,660	562,427

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wuhan P&S Information Technology Co., Ltd., Class A	362,000	$336,319
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	25,200	281,955
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	399,411	1,770,586
	Wuhu Token Science Co., Ltd., Class A	862,440	1,287,794
	Wuliangye Yibin Co., Ltd., Class A	705,602	25,798,492
	WUS Printed Circuit Kunshan Co., Ltd., Class A	427,900	1,180,380
#Ω	WuXi AppTec Co., Ltd., Class H	223,000	3,565,391
*Ω	Wuxi Biologics Cayman, Inc.	569,500	15,993,672
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	164,304	1,474,513
	Wuxi Taiji Industry Co., Ltd., Class A	386,900	589,074
	XCMG Construction Machinery Co., Ltd., Class A	1,790,700	1,436,196
	XGD, Inc., Class A	49,200	99,046
#Ω	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,966,000	6,788,464
	Xiamen C & D, Inc., Class A	1,228,188	1,538,309
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	100,530	213,052
	Xiamen Faratronic Co., Ltd., Class A	68,958	925,256
	Xiamen International Airport Co., Ltd., Class A	33,900	88,620
	Xiamen International Port Co., Ltd., Class H	6,883,338	569,057
	Xiamen Intretech, Inc., Class A	129,450	1,137,840
	Xiamen ITG Group Corp., Ltd., Class A	755,063	755,917
	Xiamen Kingdomway Group Co., Class A	173,466	982,313
	Xiamen Meiya Pico Information Co., Ltd., Class A	167,700	569,283
	Xiamen Tungsten Co., Ltd., Class A	339,141	682,147
	Xiamen Xiangyu Co., Ltd., Class A	910,300	814,485
*	Xian International Medical Investment Co., Ltd., Class A	342,050	396,002
	Xiandai Investment Co., Ltd., Class A	324,556	185,394
*Ω	Xiaomi Corp., Class B	15,979,600	45,446,535
	Xilinmen Furniture Co., Ltd., Class A	30,800	68,735
	Xinfengming Group Co., Ltd., Class A	368,192	560,993
	Xingda International Holdings, Ltd.	8,323,809	2,143,981
	Xingfa Aluminium Holdings, Ltd.	348,000	346,497
	Xinhu Zhongbao Co., Ltd., Class A	1,223,000	586,468
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,743,000	1,666,778
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,229,784	5,575,820
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	379,500	254,196
	Xinjiang Tianshan Cement Co., Ltd., Class A	269,601	599,956
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	737,100	562,505
*	Xinming China Holdings, Ltd.	368,000	48,406
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,735,400	942,407
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	479,100	865,534
	Xinyi Solar Holdings, Ltd.	28,249,834	51,608,076
	Xinyu Iron & Steel Co., Ltd., Class A	1,443,700	896,951
	Xinyuan Real Estate Co., Ltd., ADR	112,191	204,188
	Xtep International Holdings, Ltd.	9,033,389	3,062,930
	Xuji Electric Co., Ltd., Class A	381,600	805,259
#*	Xunlei, Ltd., ADR	102,652	269,975
Ω	Yadea Group Holdings, Ltd.	9,382,000	13,433,477
	YaGuang Technology Group Co., Ltd., Class A	110,100	228,265
*	Yanchang Petroleum International, Ltd.	13,010,000	52,035
	Yang Quan Coal Industry Group Co., Ltd., Class A	503,800	355,777
	Yango Group Co., Ltd., Class A	859,600	882,777
#Ω	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	94,000	134,969
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	98,800	600,637
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	99,612	491,866
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	42,890	151,052
	Yantai Eddie Precision Machinery Co., Ltd., Class A	26,860	205,037
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	331,692	1,329,869
	YanTai Shuangta Food Co., Ltd., Class A	186,300	406,576

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	77,900	$168,033
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	35,900	53,206
	Yanzhou Coal Mining Co., Ltd., Class H	17,084,000	12,433,705
*	Yashili International Holdings, Ltd.	3,046,000	190,847
	Yealink Network Technology Corp., Ltd., Class A	83,750	755,880
	YGSOFT, Inc., Class A	38,870	47,988
#Ω	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,276,600	1,575,834
*	Yida China Holdings, Ltd.	612,000	168,881
	Yifan Pharmaceutical Co., Ltd., Class A	150,100	509,808
	Yifeng Pharmacy Chain Co., Ltd., Class A	103,861	1,581,924
	Yihai International Holding, Ltd.	2,395,000	31,815,347
	Yijiahe Technology Co., Ltd., Class A	22,172	275,823
	Yintai Gold Co., Ltd., Class A	667,860	1,003,526
	Yipinhong Pharmaceutical Co., Ltd., Class A	2,900	18,991
	Yip’s Chemical Holdings, Ltd.	1,348,000	473,593
*	Yiren Digital, Ltd., Sponsored ADR	154,713	509,006
#*Ω	Yixin Group, Ltd.	1,637,500	408,780
	Yixintang Pharmaceutical Group Co., Ltd., Class A	70,178	421,406
	Yonghui Superstores Co., Ltd., Class A	1,559,087	1,821,222
	Yonyou Network Technology Co., Ltd., Class A	194,143	1,256,429
	Yotrio Group Co., Ltd., Class A	815,100	505,582
	Youngor Group Co., Ltd., Class A	658,400	701,562
*	Youyuan International Holdings, Ltd.	4,273,760	26,902
	Youzu Interactive Co., Ltd., Class A	108,500	255,095
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	110,700	277,443
*	YuanShengTai Dairy Farm, Ltd.	6,478,000	510,151
	Yuexiu Property Co., Ltd.	76,259,784	14,805,907
	Yuexiu Transport Infrastructure, Ltd.	4,787,415	2,666,411
	Yum China Holdings, Inc.	1,301,003	69,252,390
	Yunda Holding Co., Ltd., Class A	516,509	1,487,932
*	Yunnan Aluminium Co., Ltd., Class A	1,455,900	1,197,700
	Yunnan Baiyao Group Co Ltd, Class A	111,828	1,723,106
*	Yunnan Copper Co., Ltd., Class A	375,700	698,435
	Yunnan Energy New Material Co., Ltd., Class A	119,576	1,788,494
*	Yunnan Tin Co., Ltd., Class A	758,300	1,017,710
	Yunnan Water Investment Co., Ltd., Class H	245,000	29,426
	Yuzhou Group Holdings Co., Ltd.	27,873,013	10,788,839
	ZBOM Home Collection Co., Ltd., Class A	38,140	213,308
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	62,149	2,134,114
	Zhaojin Mining Industry Co., Ltd., Class H	2,051,666	2,656,002
*	Zhefu Holding Group Co., Ltd., Class A	715,131	528,269
*	Zhejiang Century Huatong Group Co., Ltd., Class A	1,028,060	1,311,728
	Zhejiang Chint Electrics Co., Ltd., Class A	350,638	1,537,566
	Zhejiang Communications Technology Co., Ltd.	280,200	222,980
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	302,400	226,793
	Zhejiang Crystal-Optech Co., Ltd., Class A	103,000	196,629
	Zhejiang Dahua Technology Co., Ltd., Class A	608,000	2,058,403
	Zhejiang Dingli Machinery Co., Ltd., Class A	90,271	1,230,022
	Zhejiang Expressway Co., Ltd., Class H	8,592,000	5,865,604
#	Zhejiang Glass Co., Ltd.	192,000	0
	Zhejiang Hailiang Co., Ltd., Class A	880,761	1,033,833
	Zhejiang Hangmin Co., Ltd., Class A	262,500	208,473
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	515,324	598,541
	Zhejiang Huace Film & TV Co., Ltd., Class A	414,100	453,926
	Zhejiang Huafeng Spandex Co., Ltd., Class A	844,625	1,013,575
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	316,811	1,600,718
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	98,100	584,809
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	559,700	828,525
	Zhejiang Jianfeng Group Co., Ltd., Class A	98,221	215,446

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	65,860	$653,706
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	66,912	258,385
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	223,770	971,442
*	Zhejiang Jingu Co., Ltd., Class A	121,300	150,846
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	15,900	28,354
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	431,400	272,100
	Zhejiang Juhua Co., Ltd., Class A	1,042,220	1,040,822
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	139,600	323,423
	Zhejiang Longsheng Group Co., Ltd., Class A	1,126,934	2,241,636
	Zhejiang Medicine Co., Ltd., Class A	389,400	831,937
	Zhejiang Meida Industrial Co., Ltd., Class A	12,900	36,607
*	Zhejiang Narada Power Source Co., Ltd., Class A	305,500	733,188
	Zhejiang NHU Co., Ltd., Class A	399,100	1,733,143
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	225,900	234,561
	Zhejiang Runtu Co., Ltd., Class A	469,050	627,662
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	683,652	2,505,415
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	441,900	1,466,467
	Zhejiang Semir Garment Co., Ltd., Class A	682,325	851,382
	Zhejiang Supor Co., Ltd., Class A	12,730	134,356
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	5,800	81,645
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	713,100	766,892
	Zhejiang Wanliyang Co., Ltd., Class A	505,799	881,960
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	218,480	714,963
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	276,857	774,716
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	32,201	291,291
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	192,150	441,530
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	186,800	253,778
	Zhejiang Yankon Group Co., Ltd., Class A	409,329	240,550
	Zhejiang Yasha Decoration Co., Ltd., Class A	176,900	237,182
*	Zhejiang Yongtai Technology Co., Ltd., Class A	190,010	254,775
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,967,000	2,163,847
	Zhengzhou Yutong Bus Co., Ltd., Class A	490,000	1,172,031
	Zhenro Properties Group, Ltd.	724,000	417,806
	Zheshang Securities Co., Ltd., Class A	177,200	395,009
#	Zhong An Group, Ltd.	13,150,888	527,330
#*Ω	ZhongAn Online P&C Insurance Co., Ltd., Class H	373,500	1,955,073
	Zhongji Innolight Co., Ltd., Class A	56,432	399,552
	Zhongjin Gold Corp., Ltd., Class A	583,400	815,060
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	776,900	452,669
	Zhongsheng Group Holdings, Ltd.	6,041,500	43,077,357
*	Zhongtian Financial Group Co., Ltd., Class A	983,700	448,133
	Zhongyu Gas Holdings, Ltd.	1,544,550	1,349,852
	Zhongyuan Environment-Protection Co., Ltd., Class A	168,600	181,113
#Ω	Zhou Hei Ya International Holdings Co., Ltd.	5,850,000	5,693,651
#*	Zhuguang Holdings Group Co., Ltd.	822,000	127,378
*	Zhuhai Holdings Investment Group, Ltd.	62,000	15,376
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,068,350	9,448,967
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	95,700	688,021
	Zhuzhou Kibing Group Co., Ltd., Class A	687,600	943,696
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	757,658	932,912
	Zijin Mining Group Co., Ltd., Class H	31,566,000	23,012,015
*	ZJBC Information Technology Co., Ltd., Class A	94,300	74,925
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,062,400	7,118,415
	ZTE Corp., Class H	2,662,992	5,888,014
	ZTO Express Cayman, Inc., ADR	869,569	25,200,110

TOTAL CHINA			8,651,220,791

COLOMBIA — (0.2%)
	Banco de Bogota SA	91,924	1,616,006

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA, Sponsored ADR	209,808	$5,348,006
	Bancolombia SA	631,609	3,998,196
	Bolsa de Valores de Colombia	20,739	54,656
	Celsia SA ESP	1,299,891	1,412,622
	Cementos Argos SA	1,901,389	2,237,737
*	CEMEX Latam Holdings SA	1,012,098	838,109
*	Constructora Conconcreto SA	19,345	1,629
*	Corp. Financiera Colombiana SA	299,162	2,009,692
	Ecopetrol SA	12,132,927	5,614,498
	Grupo Argos SA	405,195	1,111,830
	Grupo Aval Acciones y Valores SA, ADR	45,906	208,413
	Grupo de Inversiones Suramericana SA	534,824	2,777,517
	Grupo Energia Bogota SA ESP	3,433,995	2,129,417
	Grupo Nutresa SA	471,389	2,599,104
	Interconexion Electrica SA ESP	1,807,115	9,739,796
	Mineros SA	47,961	44,611
	Promigas SA ESP	27,701	48,061

TOTAL COLOMBIA			41,789,900

CZECH REPUBLIC — (0.1%)
	CEZ A.S	711,030	13,457,353
*	Komercni banka A.S.	176,604	3,586,147
Ω	Moneta Money Bank A.S.	2,826,529	6,416,497
	O2 Czech Republic A.S.	330,138	3,100,871
#	Philip Morris CR A.S.	2,549	1,479,275

TOTAL CZECH REPUBLIC			28,040,143

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	3,828,381	14,767,528
	Commercial International Bank Egypt S.A.E., GDR	392,481	1,516,941
*	Egyptian Financial Group-Hermes Holding Co., GDR	72,912	113,743
*	Egyptian Financial Group-Hermes Holding Co., GDR	18,996	29,632

TOTAL EGYPT			16,427,844

GREECE — (0.2%)
*	Aegean Airlines SA	204,088	632,031
*	Alpha Bank AE	530,025	269,717
	Athens Water Supply & Sewage Co. SA	121,179	939,444
	Autohellas SA	11,683	50,470
	Bank of Greece	3,023	47,281
*	Cairo Mezz P.L.C.	55,724	6,737
*	Ellaktor SA	518,178	814,254
*	Eurobank Ergasias Services and Holdings SA, Class A	668,694	223,617
*	FF Group	156,853	164,411
*	Fourlis Holdings SA	192,550	743,505
*	GEK Terna Holding Real Estate Construction SA	288,834	1,953,951
	Hellenic Exchanges - Athens Stock Exchange SA	267,024	795,263
	Hellenic Petroleum SA	209,691	1,028,502
	Hellenic Telecommunications Organization SA	662,121	8,780,854
	Holding Co. ADMIE IPTO SA	605,741	1,497,944
*	Intracom Holdings SA	107,082	77,574
	JUMBO SA	266,689	3,738,001
*	LAMDA Development SA	256,284	1,514,985
*	Marfin Investment Group Holdings SA	2,054,905	55,112
	Motor Oil Hellas Corinth Refineries SA	240,396	2,247,650
	Mytilineos SA	317,358	3,481,970
*	National Bank of Greece SA	290,542	305,981
	OPAP SA	837,602	6,776,262

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
*	Piraeus Bank SA	527,233	$405,570
	Piraeus Port Authority SA	25,605	506,212
*	Public Power Corp. SA	525,419	2,950,722
	Sarantis SA	25,496	251,535
	Terna Energy SA	173,271	2,306,561
	Titan Cement International SA	220,632	2,740,118

TOTAL GREECE			45,306,234

HONG KONG — (0.2%)
	Anxin-China Holdings, Ltd.	13,373,000	0
#	Atlas Corp.	787,066	6,792,380
#*	Beijing Energy International Holding Co., Ltd.	14,340,000	409,670
*	China Boton Group Co., Ltd.	122,000	27,742
Ω	China New Higher Education Group, Ltd.	679,000	354,305
	Fiber Optic Center, Inc.	4,584,800	31,048
	Fuguiniao Co., Ltd.	782,600	73,440
*	GR Properties, Ltd.	370,000	55,895
	Hosa International, Inc.	2,198,000	15,424
	Huishan Dairy	1,990,720	5,546
	K Wah International Holdings, Ltd.	249,232	118,274
	Karce International Holdings Open	1,662,000	0
*	Long Well International Holdings, Ltd.	5,680,000	16,192
*Ω	Mobvista, Inc.	184,000	77,802
	My Medicare	4,480,000	24,906
	Perennial Energy Holdings, Ltd.	110,000	113,887
	Prinx Chengshan Cayman Holding, Ltd.	60,500	65,555
	Real Gold Mining, Ltd.	640,000	21,712
	Shenzhou International Group Holdings, Ltd.	2,528,200	43,989,076
	Shoucheng Holdings, Ltd.	13,247,640	4,757,512
	Tech-Pro, Inc.	37,652,000	62,166
	Untrade.Superb Summit	95,000	3,355
	Wharf Holdings, Ltd. (The)	756,000	1,564,991

TOTAL HONG KONG			58,580,878

HUNGARY — (0.2%)
*	CIG Pannonia Life Insurance P.L.C., Class A	71,774	70,227
	Magyar Telekom Telecommunications P.L.C.	4,111,603	4,531,655
	Magyar Telekom Telecommunications P.L.C., Sponsored ADR	16,789	88,352
*	MOL Hungarian Oil & Gas P.L.C.	3,555,191	17,263,724
*	OTP Bank P.L.C.	778,456	24,283,598
	Richter Gedeon Nyrt	410,679	8,385,020

TOTAL HUNGARY			54,622,576

INDIA — (11.0%)
*	3M India, Ltd.	8,720	2,171,386
	Aarti Drugs, Ltd.	153,948	1,415,734
	Aarti Industries, Ltd.	420,934	5,665,256
	ABB India, Ltd.	32,308	387,167
*	ABB Powar Products & System India, Ltd.	24,496	317,746
	Abbott India, Ltd.	9,321	1,923,715
	ACC, Ltd.	277,194	6,165,925
*	Accelya Kale Solutions, Ltd.	3,197	37,190
	Adani Enterprises, Ltd.	1,336,541	6,069,371
	Adani Gas, Ltd.	1,140,871	3,389,098
*	Adani Green Energy, Ltd.	1,782,462	20,588,059
	Adani Ports & Special Economic Zone, Ltd.	1,915,222	9,242,293
*	Adani Power, Ltd.	10,839,273	5,223,208
*	Adani Transmissions, Ltd.	1,843,274	7,192,919

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital, Ltd.	2,263,199	$1,978,229
*	Aditya Birla Fashion and Retail, Ltd.	1,478,265	3,073,189
	Advanced Enzyme Technologies, Ltd.	75,148	316,652
	Aegis Logistics, Ltd.	567,577	1,589,248
	Agro Tech Foods, Ltd.	51,142	490,480
	Ahluwalia Contracts India, Ltd.	25,428	74,457
	AIA Engineering, Ltd.	224,821	5,131,692
	Ajanta Pharma, Ltd.	282,334	5,997,281
	Akzo Nobel India, Ltd.	64,760	1,722,206
	Alembic Pharmaceuticals, Ltd.	517,876	6,719,886
	Alembic, Ltd.	824,095	1,024,513
	Alkyl Amines Chemicals	6,717	269,882
	Allcargo Logistics, Ltd.	601,442	956,882
	Amara Raja Batteries, Ltd.	180,985	1,876,491
	Ambuja Cements, Ltd.	2,181,616	7,645,169
	Amrutanjan Health Care, Ltd.	4,325	24,377
*	Amtek Auto, Ltd.	876,612	6,099
*	Anant Raj Global, Ltd.	261,467	57,333
	Anant Raj, Ltd.	261,467	63,460
	Apar Industries, Ltd.	9,153	35,525
	APL Apollo Tubes, Ltd.	55,329	2,336,646
	Apollo Hospitals Enterprise, Ltd.	281,302	8,052,879
	Apollo Tyres, Ltd.	2,479,225	4,681,746
*	Arvind Fashions, Ltd.	461,188	763,309
*	Arvind, Ltd.	1,009,550	459,553
	Asahi India Glass, Ltd.	388,763	1,177,397
	Ashiana Housing, Ltd.	63,000	67,936
	Ashok Leyland, Ltd.	9,777,892	10,401,583
*	Ashoka Buildcon, Ltd.	666,095	546,744
	Asian Paints, Ltd.	891,101	26,560,720
	Astra Microwave Products, Ltd.	45,479	65,679
	Astral Poly Technik, Ltd.	237,559	3,614,036
	AstraZeneca Pharma India, Ltd.	4,481	259,246
	Atul, Ltd.	106,510	8,639,695
	Aurobindo Pharma, Ltd.	2,019,461	21,068,720
	Automotive Axles, Ltd.	40,322	384,150
	Avanti Feeds, Ltd.	240,881	1,560,157
*	Axis Bank, Ltd.	3,987,717	26,352,574
	Bajaj Auto, Ltd.	238,925	9,292,648
*	Bajaj Consumer Care, Ltd.	533,171	1,344,213
*	Bajaj Electricals, Ltd.	237,743	1,563,672
	Bajaj Finance, Ltd.	541,049	24,069,708
	Bajaj Finserv, Ltd.	149,320	11,174,032
*	Bajaj Hindusthan Sugar, Ltd.	630,708	39,972
	Bajaj Holdings & Investment, Ltd.	189,977	5,910,888
	Balaji Amines, Ltd.	94,837	1,073,267
	Balkrishna Industries, Ltd.	707,953	12,794,597
	Balmer Lawrie & Co., Ltd.	629,331	856,873
	Balrampur Chini Mills, Ltd.	1,645,741	3,566,222
*Ω	Bandhan Bank, Ltd.	311,978	1,214,579
*	Bank of Baroda	3,302,125	1,852,253
*	Bank of Maharashtra	862,898	129,081
	Bannari Amman Sugars, Ltd.	1,491	26,144
	BASF India, Ltd.	49,245	903,326
	Bata India, Ltd.	166,022	2,940,609
	Bayer CropScience, Ltd.	4,225	311,312
	BEML, Ltd.	111,713	918,569
	Berger Paints India, Ltd.	1,053,802	8,863,532
	Bhansali Engineering Polymers, Ltd.	477,299	527,256

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bharat Dyanamics, Ltd.	5,585	$21,826
	Bharat Electronics, Ltd.	3,735,261	4,383,615
	Bharat Forge, Ltd.	1,757,611	10,667,138
	Bharat Heavy Electricals, Ltd.	5,717,220	2,167,111
	Bharat Petroleum Corp., Ltd.	2,073,431	9,893,892
	Bharat Rasayan, Ltd.	3,791	440,032
	Bharti Airtel, Ltd.	7,231,573	42,185,753
	Bharti Infratel, Ltd.	1,477,608	3,697,190
*	Biocon, Ltd.	881,305	4,808,972
	Birla Corp., Ltd.	168,566	1,456,474
*	Birlasoft, Ltd.	1,654,044	4,041,146
	Bliss Gvs Pharma, Ltd.	492,467	1,123,287
*	Blue Dart Express, Ltd.	33,268	1,649,970
	Blue Star, Ltd.	209,850	1,780,505
	Bodal Chemicals, Ltd.	374,044	301,915
*	Borosil, Ltd.	41,997	81,241
	Bosch, Ltd.	17,882	2,802,823
	Brigade Enterprises, Ltd.	450,320	1,086,563
	Britannia Industries, Ltd.	193,811	9,089,956
	BSE, Ltd.	49,666	330,341
	Cadila Healthcare, Ltd.	1,231,040	6,942,473
	Can Fin Homes, Ltd.	353,996	2,182,397
*	Canara Bank	2,348,497	2,739,101
*	Capacit’e Infraprojects, Ltd.	66,060	120,856
	Caplin Point Laboratories, Ltd.	187,573	1,257,087
	Carborundum Universal, Ltd.	360,313	1,374,750
	Care Ratings, Ltd.	62,358	250,557
	Castrol India, Ltd.	2,091,193	3,226,067
	CCL Products India, Ltd.	556,041	1,806,418
	Ceat, Ltd.	227,494	3,350,598
	Central Depository Services India, Ltd.	61,224	398,724
	Century Plyboards India, Ltd.	490,360	1,142,310
	Century Textiles & Industries, Ltd.	247,353	1,020,050
	Cera Sanitaryware, Ltd.	34,143	1,227,606
	CESC, Ltd.	479,831	3,632,539
*	CG Power and Industrial Solutions, Ltd.	2,863,194	1,211,410
	Chambal Fertilizers & Chemicals, Ltd.	1,245,126	2,729,645
*	Chennai Petroleum Corp., Ltd.	121,229	125,382
	Chennai Super Kings Cricket, Ltd.	2,606,099	14,837
*	Cholamandalam Financial Holdings, Ltd.	481,315	2,502,482
	Cholamandalam Investment and Finance Co., Ltd.	2,002,316	7,320,853
*	Cigniti Technologies, Ltd.	8,421	52,127
	Cipla, Ltd.	1,356,061	13,825,485
	City Union Bank, Ltd.	1,910,457	3,811,257
	Coal India, Ltd.	3,050,359	4,713,954
Ω	Cochin Shipyard, Ltd.	44,300	201,800
*Ω	Coffee Day Enterprises, Ltd.	227,184	80,779
	Coforge, Ltd.	41,257	1,227,267
	Colgate-Palmolive India, Ltd.	293,610	6,020,281
	Container Corp. Of India, Ltd.	784,156	4,137,399
	Coromandel International, Ltd.	880,590	8,626,944
	CRISIL, Ltd.	110,069	3,086,487
*	Crompton Greaves Consumer Electricals, Ltd.	3,866,230	15,560,627
	Cummins India, Ltd.	328,292	1,919,181
	Cyient, Ltd.	322,814	1,718,729
	Dabur India, Ltd.	1,386,024	9,569,586
*	Dalmia Bharat, Ltd.	409,471	4,655,268
	DB Corp., Ltd.	183,146	182,417
*	DCB Bank, Ltd.	1,958,062	2,052,404

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	DCM Shriram, Ltd.	409,754	$1,870,662
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	251,845	501,531
	Deepak Nitrite, Ltd.	241,579	2,423,535
	Delta Corp., Ltd.	842,821	1,349,381
	Dhampur Sugar Mills, Ltd.	242,835	467,471
	Dhani Services, Ltd.	1,005,797	2,669,455
	Dhani Services, Ltd.	203,485	263,470
	Dhanuka Agritech, Ltd.	90,833	899,453
Ω	Dilip Buildcon, Ltd.	285,194	1,255,429
*	Dish TV India, Ltd.	3,474,491	534,601
	Dishman Carbogen Amcis, Ltd.	643,441	1,315,734
	Divi’s Laboratories, Ltd.	212,206	8,998,425
	Dixon Technologies India, Ltd.	2,096	264,054
	DLF, Ltd.	1,976,514	4,233,235
Ω	Dr Lal PathLabs, Ltd.	99,177	3,076,152
	Dr Reddy’s Laboratories, Ltd., ADR	275,976	17,886,005
	Dr Reddy’s Laboratories, Ltd.	194,529	12,807,045
*	Dredging Corp. of India, Ltd.	2,235	7,185
	eClerx Services, Ltd.	144,189	1,360,383
*	Edelweiss Financial Services, Ltd.	3,384,019	2,554,733
	EICHER MOTORS LTD.	548,290	15,426,032
*	EID Parry India, Ltd.	753,060	2,813,193
*	EIH Associated Hotels	1,507	4,642
*	EIH, Ltd.	971,819	986,669
	Elgi Equipments, Ltd.	238,668	336,873
	Emami, Ltd.	824,232	3,941,421
Ω	Endurance Technologies, Ltd.	39,134	559,398
	Engineers India, Ltd.	1,373,097	1,201,602
	EPL, Ltd.	256,742	868,071
Ω	Eris Lifesciences, Ltd.	16,839	113,463
	Escorts, Ltd.	600,342	9,747,183
	Excel Industries, Ltd.	6,518	76,104
	Exide Industries, Ltd.	2,000,205	4,283,375
	FDC, Ltd.	391,262	1,807,101
*	Federal Bank, Ltd.	11,862,924	8,072,540
	Finolex Cables, Ltd.	586,095	2,200,040
	Finolex Industries, Ltd.	431,680	3,032,773
	Firstsource Solutions, Ltd.	1,906,716	1,799,150
*	Fortis Healthcare, Ltd.	1,097,830	1,863,671
*	Future Enterprises, Ltd.	756,903	95,164
*	Future Lifestyle Fashions, Ltd.	58,028	59,436
*	Future Retail, Ltd.	810,120	778,381
	Gabriel India, Ltd.	615,474	786,178
	GAIL India, Ltd.	7,509,716	8,591,631
	Galaxy Surfactants, Ltd.	685	15,208
	Garware Technical Fibres, Ltd.	57,374	1,452,490
	Gateway Distriparks, Ltd.	507,108	629,001
	GE Power India, Ltd.	11,172	30,881
*	GE T&D India, Ltd.	152,570	167,227
*Ω	General Insurance Corp. of India	36,391	58,151
*	GFL, Ltd.	242,231	258,336
	GHCL, Ltd.	342,924	719,980
	Gillette India, Ltd.	27,507	1,969,007
	GlaxoSmithKline Pharmaceuticals, Ltd.	48,509	960,506
	Glenmark Pharmaceuticals, Ltd.	1,067,896	6,850,549
*	GMR Infrastructure, Ltd.	4,138,812	1,305,153
	Godfrey Phillips India, Ltd.	120,908	1,465,013
	Godrej Consumer Products, Ltd.	1,122,080	10,082,395
*	Godrej Industries, Ltd.	306,719	1,513,759

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Properties, Ltd.	173,406	$2,413,687
	Granules India, Ltd.	1,263,179	6,509,253
	Graphite India, Ltd.	284,329	674,743
	Grasim Industries, Ltd.	1,010,018	10,620,922
	Great Eastern Shipping Co., Ltd. (The)	509,297	1,552,464
*	Greaves Cotton, Ltd.	780,743	732,780
	Greenply Industries, Ltd.	230,725	252,097
	Grindwell Norton, Ltd.	58,381	426,948
	Gujarat Alkalies & Chemicals, Ltd.	232,039	1,002,481
	Gujarat Ambuja Exports, Ltd.	528,426	819,338
*	Gujarat Fluorochemicals, Ltd.	266,329	1,723,662
	Gujarat Gas, Ltd.	1,236,424	4,946,013
*	Gujarat Industries Power Co., Ltd.	230,702	211,991
	Gujarat Mineral Development Corp., Ltd.	250,329	144,895
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	385,614	1,065,906
	Gujarat Pipavav Port, Ltd.	1,452,353	1,733,091
	Gujarat State Fertilizers & Chemicals, Ltd.	791,381	722,781
	Gujarat State Petronet, Ltd.	1,508,887	3,944,794
	Gulf Oil Lubricants India, Ltd.	119,563	1,069,956
	Hatsun Agro Products, Ltd.	70,541	760,082
	Havells India, Ltd.	882,826	8,680,967
	HBL Power Systems, Ltd.	5,301	1,494
	HCL Technologies, Ltd.	4,417,982	50,433,219
*	HDFC Bank, Ltd.	5,989,118	95,552,894
*Ω	HDFC Life Insurance Co., Ltd.	399,247	3,181,369
	HEG, Ltd.	78,554	715,398
	HeidelbergCement India, Ltd.	524,415	1,304,832
*	Hemisphere Properties India, Ltd.	709,341	648,967
	Heritage Foods, Ltd.	102,456	419,735
	Hero MotoCorp, Ltd.	404,200	15,277,268
	Hester Biosciences, Ltd.	4,356	103,672
	HFCL, Ltd.	4,754,140	1,105,190
	Hikal, Ltd.	360,924	794,552
	HIL, Ltd.	10,997	259,620
	Himadri Speciality Chemical, Ltd.	939,511	596,248
	Himatsingka Seide, Ltd.	38,707	65,926
	Hindalco Industries, Ltd.	6,416,460	14,844,211
	Hinduja Global Solutions, Ltd.	65,465	587,872
*	Hindustan Construction Co., Ltd.	208,061	13,889
*	Hindustan Oil Exploration Co., Ltd.	197,864	170,673
	Hindustan Petroleum Corp., Ltd.	2,995,581	7,608,097
	Hindustan Unilever, Ltd.	2,248,958	62,994,011
	Honda India Power Products, Ltd.	9,298	124,008
	Honeywell Automation India, Ltd.	8,196	3,139,436
	Housing Development Finance Corp., Ltd.	2,926,564	75,823,884
	Huhtamaki PPL, Ltd.	109,072	406,717
*	ICICI Bank, Ltd., Sponsored ADR	3,501,226	36,937,934
*	ICICI Bank, Ltd.	197,870	1,043,191
Ω	ICICI Lombard General Insurance Co., Ltd.	39,175	655,058
Ω	ICICI Prudential Life Insurance Co., Ltd.	658,216	3,585,877
Ω	ICICI Securities, Ltd.	25,892	161,334
	ICRA, Ltd.	914	34,529
*	IDFC First Bank, Ltd.	11,008,851	4,576,821
	IDFC, Ltd.	5,978,894	2,455,093
*	IFB Industries, Ltd.	27,979	266,786
*	IFCI, Ltd.	3,575,000	279,572
	IIFL Finance, Ltd.	1,042,365	1,042,606
	IIFL Securities, Ltd.	1,078,536	569,407
	IIFL Wealth Management, Ltd.	154,077	1,901,524

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	India Cements, Ltd. (The)	1,972,438	$3,141,587
	India Glycols, Ltd.	114,730	422,962
	Indiabulls Housing Finance, Ltd.	2,156,712	4,092,623
*	Indiabulls Real Estate, Ltd.	2,208,700	1,422,084
*	Indian Bank	1,362,828	1,059,134
	Indian Hotels Co., Ltd. (The)	2,696,771	3,467,904
	Indian Hume Pipe Co., Ltd. (The)	55,892	119,799
	Indian Oil Corp., Ltd.	6,279,620	6,714,028
*	Indian Overseas Bank	3,449,194	425,309
	Indo Count Industries, Ltd.	548,726	1,062,438
	Indoco Remedies, Ltd.	168,644	585,571
	Indraprastha Gas, Ltd.	992,152	5,397,278
*	IndusInd Bank, Ltd.	837,781	6,590,977
*	INEOS Styrolution India, Ltd.	23,972	169,834
	Infibeam Avenues, Ltd.	1,622,856	1,827,058
	Info Edge India, Ltd.	36,321	1,734,663
	Infosys, Ltd., Sponsored ADR	7,138,068	101,860,230
	Infosys, Ltd.	8,238,838	118,016,738
	Inox Leisure, Ltd.	499,718	1,711,424
*	Intellect Design Arena, Ltd.	414,704	1,326,546
*Ω	InterGlobe Aviation, Ltd.	110,800	1,947,355
	Ipca Laboratories, Ltd.	318,425	10,029,834
	IRB Infrastructure Developers, Ltd.	1,117,529	1,701,818
	ITC, Ltd.	10,548,423	23,594,250
	ITD Cementation India, Ltd.	290,973	191,874
	J Kumar Infraprojects, Ltd.	99,636	137,877
	Jagran Prakashan, Ltd.	485,797	241,091
	Jai Corp., Ltd.	293,605	327,632
*	Jaiprakash Associates, Ltd.	3,343,956	176,075
*	Jaiprakash Power Ventures, Ltd.	8,915,158	276,300
*	Jammu & Kashmir Bank, Ltd. (The)	1,401,764	268,600
	Jamna Auto Industries, Ltd.	1,167,085	634,663
	JB Chemicals & Pharmaceuticals, Ltd.	252,680	3,432,129
	Jindal Poly Films, Ltd.	183,468	1,128,919
	Jindal Saw, Ltd.	1,197,172	979,138
*	Jindal Stainless Hisar, Ltd.	741,273	985,105
*	Jindal Stainless, Ltd.	609,902	513,902
*	Jindal Steel & Power, Ltd.	3,303,727	8,544,178
	JK Cement, Ltd.	178,955	4,430,295
	JK Lakshmi Cement, Ltd.	237,469	927,310
	JK Paper, Ltd.	647,439	768,425
	JK Tyre & Industries, Ltd.	600,174	542,817
	JM Financial, Ltd.	2,699,842	2,949,146
	JMC Projects India, Ltd.	110,693	69,807
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	46,823	1,380,128
	JSW Energy, Ltd.	3,935,824	3,190,763
	JSW Steel, Ltd.	5,548,125	23,110,566
	JTEKT India, Ltd.	160,829	160,535
	Jubilant Foodworks, Ltd.	439,723	12,927,269
	Jubilant Life Sciences, Ltd.	934,570	9,173,531
*	Just Dial, Ltd.	247,376	2,171,273
	Jyothy Labs, Ltd.	650,061	1,189,964
	Kajaria Ceramics, Ltd.	697,156	5,332,982
	Kalpataru Power Transmission, Ltd.	555,400	1,860,773
	Kalyani Steels, Ltd.	151,470	427,926
	Kansai Nerolac Paints, Ltd.	551,978	3,836,107
*	Karnataka Bank, Ltd. (The)	1,575,614	904,462
*	Karur Vysya Bank, Ltd. (The)	2,482,991	1,081,546
*	Kaveri Seed Co., Ltd.	250,938	1,710,900

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KCP, Ltd. (The)	234,687	$207,259
	KEC International, Ltd.	771,824	3,370,724
	KEI Industries, Ltd.	459,102	2,113,935
	Kiri Industries, Ltd.	100,019	600,228
	Kirloskar Oil Engines, Ltd.	147,627	203,957
	KNR Constructions, Ltd.	331,736	1,120,123
	Kolte-Patil Developers, Ltd.	127,603	291,640
*	Kotak Mahindra Bank, Ltd.	1,537,254	32,030,479
	KPIT Technologies, Ltd.	1,695,720	2,143,481
	KPR Mill, Ltd.	111,209	1,117,276
	KRBL, Ltd.	568,425	1,961,360
	KSB, Ltd.	21,421	130,658
	L&T Finance Holdings, Ltd.	4,817,465	4,192,813
	LA Opala RG, Ltd.	107,650	297,754
	Lakshmi Machine Works, Ltd.	19,929	1,074,694
*	Lakshmi Vilas Bank, Ltd. (The)	59,343	12,406
*	Lanco Infratech, Ltd.	978,499	743
Ω	Larsen & Toubro Infotech, Ltd.	184,566	7,261,421
	Larsen & Toubro, Ltd.	1,397,416	17,532,926
Ω	Laurus Labs, Ltd.	298,735	1,277,096
	LG Balakrishnan & Bros, Ltd.	51,296	172,602
	LIC Housing Finance, Ltd.	2,614,434	9,968,084
	Linde India, Ltd.	52,952	596,124
	LT Foods, Ltd.	884,976	629,258
	Lumax Industries, Ltd.	11,696	196,694
	Lupin, Ltd.	1,330,679	16,295,693
	LUX Industries, Ltd.	53,130	999,722
*	Magma Fincorp, Ltd.	246,243	122,047
	Mahanagar Gas, Ltd.	160,796	1,768,761
	Maharashtra Scooters, Ltd.	6,499	244,790
	Maharashtra Seamless, Ltd.	207,822	621,312
*	Mahindra & Mahindra Financial Services, Ltd.	4,427,304	7,311,794
	Mahindra & Mahindra, Ltd.	2,871,016	23,013,238
*	Mahindra CIE Automotive, Ltd.	613,565	1,141,546
*	Mahindra Holidays & Resorts India, Ltd.	372,836	838,109
*	Mahindra Lifespace Developers, Ltd.	165,112	623,128
Ω	Mahindra Logistics, Ltd.	12,013	57,538
	Majesco, Ltd.	89,481	1,115,478
	Manappuram Finance, Ltd.	1,946,939	4,088,170
*	Mangalore Refinery & Petrochemicals, Ltd.	1,120,665	433,467
	Marico, Ltd.	1,977,196	9,503,532
	Marksans Pharma, Ltd.	2,044,659	1,401,326
	Maruti Suzuki India, Ltd.	350,745	32,814,879
Ω	MAS Financial Services, Ltd.	7,234	80,821
	Mastek, Ltd.	67,207	767,418
*	Max Financial Services, Ltd.	839,065	6,678,364
*	Max Healthcare Institute, Ltd.	797,404	1,143,799
*	Max India, Ltd.	161,092	124,339
	Mayur Uniquoters, Ltd.	125,960	418,112
	Meghmani Organics, Ltd.	1,163,189	1,118,136
	Minda Industries, Ltd.	590,593	2,542,558
	Mindtree, Ltd.	178,842	3,217,642
Ω	Mishra Dhatu Nigam, Ltd.	14,785	34,997
	MOIL, Ltd.	644,598	1,116,930
*	Morepen Laboratories, Ltd.	1,814,464	620,077
	Motherson Sumi Systems, Ltd.	5,894,987	8,404,802
	Motilal Oswal Financial Services, Ltd.	215,495	1,633,390
	Mphasis, Ltd.	605,498	11,332,533
	MRF, Ltd.	7,398	6,482,088

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Multi Commodity Exchange of India, Ltd.	17,865	$409,741
	Muthoot Finance, Ltd.	955,118	15,821,566
	Narayana Hrudayalaya, Ltd.	30,558	140,560
	Natco Pharma, Ltd.	590,855	7,139,086
	National Aluminium Co., Ltd.	4,680,220	1,932,062
	Nava Bharat Ventures, Ltd.	450,184	321,171
	Navin Fluorine International, Ltd.	111,335	3,361,957
	Navneet Education, Ltd.	689,053	708,766
	NBCC India, Ltd.	2,301,094	705,933
	NCC, Ltd.	2,246,872	1,027,424
	NESCO, Ltd.	150,931	1,031,228
	Nestle India, Ltd.	77,791	17,992,176
*	Network18 Media & Investments, Ltd.	268,691	126,156
	NHPC, Ltd.	10,060,957	2,695,963
	NIIT, Ltd.	751,046	1,419,772
	Nilkamal, Ltd.	52,212	890,199
	NLC India, Ltd.	749,864	494,976
	NOCIL, Ltd.	509,397	937,674
	NRB Bearings, Ltd.	312,497	284,570
	NTPC, Ltd.	5,503,514	6,558,666
	Nucleus Software Exports, Ltd.	54,990	452,205
*	Oberoi Realty, Ltd.	537,532	3,210,410
	Oil & Natural Gas Corp., Ltd.	5,994,313	5,240,013
	Oil India, Ltd.	1,117,674	1,294,382
*	Omaxe, Ltd.	431,280	385,713
	Oracle Financial Services Software, Ltd.	97,096	4,130,710
	Orient Cement, Ltd.	609,895	528,409
	Orient Electric, Ltd.	218,209	611,932
	Orient Refractories, Ltd.	203,893	514,578
	Oriental Carbon & Chemicals, Ltd.	6,014	63,001
	Page Industries, Ltd.	30,799	8,331,287
	Paisalo Digital, Ltd.	15,106	79,023
Ω	Parag Milk Foods, Ltd.	98,082	139,963
*	PC Jeweller, Ltd.	108,460	22,610
	Persistent Systems, Ltd.	349,203	5,469,824
	Petronet LNG, Ltd.	4,120,923	12,845,478
	Pfizer, Ltd.	56,165	3,780,465
	Phillips Carbon Black, Ltd.	610,099	1,155,239
	Phoenix Mills, Ltd. (The)	340,012	2,596,098
	PI Industries, Ltd.	482,818	14,316,225
	Pidilite Industries, Ltd.	362,105	7,673,386
	Piramal Enterprises, Ltd.	471,969	8,014,857
*Ω	PNB Housing Finance, Ltd.	158,265	751,447
	PNC Infratech, Ltd.	104,489	239,471
	Poly Medicure, Ltd.	53,069	344,872
	Polyplex Corp., Ltd.	81,708	853,834
	Power Finance Corp., Ltd.	5,859,332	6,907,260
	Power Grid Corp. of India, Ltd.	5,373,544	12,468,876
	Praj Industries, Ltd.	355,506	368,816
	Prakash Industries, Ltd.	250,381	148,697
	Prestige Estates Projects, Ltd.	858,342	2,897,701
*	Prism Johnson, Ltd.	499,248	480,977
*	Procter & Gamble Health, Ltd.	44,994	3,123,942
	Procter & Gamble Hygiene & Health Care, Ltd.	29,714	4,070,793
	PSP Projects, Ltd.	11,848	61,748
	PTC India Financial Services, Ltd.	1,202,589	294,410
	PTC India, Ltd.	2,044,900	1,298,158
*	Punjab National Bank	6,692,535	2,414,679
	PVR, Ltd.	288,349	4,175,805

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*Ω	Quess Corp., Ltd.	97,280	$538,925
	Radico Khaitan, Ltd.	448,702	2,636,178
	Rain Industries, Ltd.	915,447	1,303,329
	Rajesh Exports, Ltd.	634,400	3,955,082
	Rallis India, Ltd.	475,232	1,585,981
	Ramco Cements, Ltd. (The)	393,866	4,239,258
	Ramco Industries, Ltd.	170,553	435,284
*	Ramkrishna Forgings, Ltd.	1,542	7,829
	Rashtriya Chemicals & Fertilizers, Ltd.	1,265,444	722,972
	Ratnamani Metals & Tubes, Ltd.	42,810	732,488
*	Raymond, Ltd.	265,969	980,465
Ω	RBL Bank, Ltd.	684,121	1,605,375
	REC, Ltd.	6,688,355	9,281,607
	Redington India, Ltd.	1,789,791	3,108,858
*	Relaxo Footwears, Ltd.	206,620	1,835,609
	Reliance Industries, Ltd.	9,603,552	267,532,744
*	Reliance Infrastructure, Ltd.	30,177	8,175
*	Reliance Power, Ltd.	77	4
	Repco Home Finance, Ltd.	293,077	756,918
	Sadbhav Engineering, Ltd.	280,892	181,768
	Sanofi India, Ltd.	43,018	4,645,264
	Saregama India, Ltd.	16,043	142,866
	Savita Oil Technologies, Ltd.	491	4,543
*Ω	SBI Life Insurance Co., Ltd.	88,857	923,983
	Schaeffler India, Ltd.	28,297	1,437,776
*	Sequent Scientific, Ltd.	266,455	506,682
	Seshasayee Paper & Boards, Ltd.	3,105	5,354
Ω	SH Kelkar & Co., Ltd.	19,601	22,495
	Sharda Cropchem, Ltd.	132,225	483,190
	Shilpa Medicare, Ltd.	62,597	379,822
	Shipping Corp. of India, Ltd.	1,207,004	831,159
*	Shoppers Stop, Ltd.	89,085	209,064
	Shree Cement, Ltd.	32,419	9,449,151
	Shriram City Union Finance, Ltd.	36,098	388,973
	Shriram Transport Finance Co., Ltd.	967,746	9,003,099
	Siemens, Ltd.	159,092	2,719,667
	SKF India, Ltd.	91,184	1,814,861
	SML ISUZU, Ltd.	18,565	93,684
	Sobha, Ltd.	505,968	1,978,826
	Solar Industries India, Ltd.	127,348	1,728,198
	Solara Active Pharma Sciences, Ltd.	53,545	816,036
	Somany Ceramics, Ltd.	15,534	43,764
	Somany Home Innovation, Ltd.	308,566	313,966
	Sonata Software, Ltd.	324,436	1,381,423
*	South Indian Bank, Ltd. (The)	5,756,574	503,978
	SRF, Ltd.	164,190	9,720,038
	Srikalahasthi Pipes, Ltd.	81,329	133,688
	Star Cement, Ltd.	15,314	17,098
*	State Bank of India	2,905,882	7,429,051
*	State Bank of India, GDR	13,057	331,509
*	State Bank of India, GDR	1,550	39,293
*	Steel Authority of India, Ltd.	5,353,246	2,491,205
	Sterlite Technologies, Ltd.	1,155,411	2,292,220
	Strides Pharma Science, Ltd.	482,474	4,476,461
	Subros, Ltd.	157,475	594,820
	Sudarshan Chemical Industries	182,008	1,077,220
	Sumitomo Chemical India, Ltd.	62,781	225,582
	Sun Pharmaceutical Industries, Ltd.	1,692,418	10,636,797
	Sun TV Network, Ltd.	903,109	5,158,912

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Holdings, Ltd.	91,918	$67,103
	Sundaram Finance, Ltd.	113,303	2,247,284
	Sundaram-Clayton, Ltd.	6,069	138,433
	Sundram Fasteners, Ltd.	676,656	3,905,236
	Sunteck Realty, Ltd.	404,838	1,450,370
	Suprajit Engineering, Ltd.	250,249	600,684
	Supreme Industries, Ltd.	370,533	7,239,690
	Supreme Petrochem, Ltd.	230,846	816,945
	Surya Roshni, Ltd.	124,490	373,559
*	Suven Pharmaceuticals, Ltd.	946,706	3,969,945
*	Suzlon Energy, Ltd.	6,528,434	321,805
	Swan Energy, Ltd.	39,795	76,919
	Swaraj Engines, Ltd.	21,440	408,076
	Symphony, Ltd.	82,664	947,781
*Ω	Syngene International, Ltd.	512,657	3,689,648
*	TAKE Solutions, Ltd.	483,814	265,341
	Tasty Bite Eatables, Ltd.	225	30,672
	Tata Chemicals, Ltd.	741,127	3,202,317
	Tata Communications, Ltd.	690,987	8,668,654
	Tata Consultancy Services, Ltd.	2,426,638	87,414,434
	Tata Consumer Products, Ltd.	2,477,094	16,497,777
	Tata Elxsi, Ltd.	118,889	2,464,193
	Tata Metaliks, Ltd.	101,490	703,874
*	Tata Motors, Ltd.	13,080,337	23,357,658
	Tata Power Co., Ltd. (The)	6,565,643	4,624,083
*	Tata Sponge Iron, Ltd.	66,703	390,512
	Tata Steel, Ltd.	2,119,861	11,722,424
	TCI Express, Ltd.	104,606	1,113,887
	Tech Mahindra, Ltd.	1,908,079	20,955,652
*	Techno Electric & Engineering Co., Ltd.	251,349	647,199
	Texmaco Rail & Engineering, Ltd.	171,199	56,045
	Thermax, Ltd.	152,296	1,568,906
*	Thomas Cook India, Ltd.	108,573	39,235
Ω	Thyrocare Technologies, Ltd.	64,929	1,007,301
	Tide Water Oil Co India, Ltd.	7,242	429,823
	Time Technoplast, Ltd.	495,484	251,082
	Timken India, Ltd.	161,971	2,359,017
	Tinplate Co. of India, Ltd. (The)	299,996	520,922
	Titan Co., Ltd.	1,004,818	15,839,429
	Torrent Pharmaceuticals, Ltd.	224,597	7,762,156
	Torrent Power, Ltd.	1,120,069	4,695,418
	Transport Corp. of India, Ltd.	304,210	920,366
	Trent, Ltd.	335,830	2,984,112
	Trident, Ltd.	11,561,385	1,146,786
	Triveni Engineering & Industries, Ltd.	696,109	673,717
	Triveni Turbine, Ltd.	680,366	636,486
	TTK Prestige, Ltd.	26,726	2,057,293
	Tube Investments of India, Ltd.	474,384	4,224,483
	TV Today Network, Ltd.	216,748	583,267
*	TV18 Broadcast, Ltd.	4,826,811	1,874,118
	TVS Srichakra, Ltd.	21,164	402,774
*	UCO Bank	2,841,300	444,636
	Uflex, Ltd.	293,343	1,316,344
	UltraTech Cement, Ltd.	313,752	19,252,816
	Unichem Laboratories, Ltd.	294,032	995,121
*	Union Bank of India	3,408,567	1,113,024
	United Breweries, Ltd.	294,952	3,684,017
*	United Spirits, Ltd.	1,127,197	7,668,752
	UPL, Ltd.	3,885,286	23,724,766

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	VA Tech Wabag, Ltd.	147,775	$363,690
	Vaibhav Global, Ltd.	33,547	882,716
	Vakrangee, Ltd.	2,647,903	1,003,571
	Vardhman Textiles, Ltd.	155,107	1,606,850
	Varun Beverages, Ltd.	15,606	137,633
	Vedanta, Ltd.	12,800,852	16,592,911
	Vedanta, Ltd., ADR	59,076	302,469
	Venky’s India, Ltd.	47,641	939,041
	Vesuvius India, Ltd.	9,596	115,853
	V-Guard Industries, Ltd.	706,803	1,607,732
	Vinati Organics, Ltd.	183,680	2,994,274
	Vindhya Telelinks, Ltd.	15,346	147,938
	VIP Industries, Ltd.	348,569	1,277,269
*	V-Mart Retail, Ltd.	50,400	1,309,628
*	Vodafone Idea, Ltd.	53,109,229	6,299,177
	Voltas, Ltd.	246,428	2,350,968
	VRL Logistics, Ltd.	293,503	592,248
	VST Industries, Ltd.	28,150	1,289,918
	VST Tillers Tractors, Ltd.	10,841	229,484
	Welspun Corp., Ltd.	842,181	1,214,421
	Welspun Enterprises, Ltd.	517,827	526,442
	Welspun India, Ltd.	3,361,938	3,159,626
	West Coast Paper Mills, Ltd.	234,444	499,650
	Wheels India, Ltd.	4,388	23,266
	Whirlpool of India, Ltd.	127,763	3,657,450
	Wipro, Ltd.	6,010,508	27,588,415
*	Wockhardt, Ltd.	259,523	1,017,567
*	Yes Bank, Ltd.	12,651,241	2,122,061
	Zee Entertainment Enterprises, Ltd.	2,643,528	6,677,438
	Zensar Technologies, Ltd.	626,578	1,513,286
	Zydus Wellness, Ltd.	39,283	989,300

TOTAL INDIA			2,752,840,865

INDONESIA — (1.8%)
	Ace Hardware Indonesia Tbk PT	45,458,100	4,847,453
	Adaro Energy Tbk PT	139,486,400	10,573,563
	Adhi Karya Persero Tbk PT	10,299,779	400,273
*	Agung Podomoro Land Tbk PT	32,378,300	240,779
	AKR Corporindo Tbk PT	11,836,300	2,140,615
*	Alam Sutera Realty Tbk PT	100,758,000	1,051,124
	Aneka Tambang Tbk	90,440,019	6,432,452
	Arwana Citramulia Tbk PT	18,995,100	644,145
*	Asahimas Flat Glass Tbk PT	476,500	76,220
	Astra Agro Lestari Tbk PT	3,492,022	2,552,006
	Astra International Tbk PT	65,888,800	24,060,797
	Astra Otoparts Tbk PT	1,183,800	69,491
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	80,654
*	Asuransi Kresna Mitra Tbk PT	1,160,200	85,055
*	Bakrie Telecom Tbk PT	35,294,139	22,624
*	Bank Artha Graha Internasional Tbk PT	17,340,400	61,828
*	Bank Bukopin Tbk	77,766,040	1,291,783
	Bank Central Asia Tbk PT	23,672,400	46,579,135
	Bank Danamon Indonesia Tbk PT	12,730,654	2,110,309
*	Bank Ina Perdana PT	2,332,500	111,872
	Bank Mandiri Persero Tbk PT	46,183,436	17,989,869
	Bank Maybank Indonesia Tbk PT	3,700,300	56,238
	Bank Negara Indonesia Persero Tbk PT	29,550,130	9,401,338
*	Bank Pan Indonesia Tbk PT	39,223,800	2,066,688
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,307,700	2,215,297

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Bank Pembangunan Daerah Jawa Timur Tbk PT	45,235,800	$1,777,672
	Bank Rakyat Indonesia Persero Tbk PT	212,224,400	48,041,635
	Bank Tabungan Negara Persero Tbk PT	38,703,335	3,602,683
*	Barito Pacific Tbk PT	243,805,300	14,771,766
	Bayan Resources Tbk PT	930,300	798,150
*	Bekasi Fajar Industrial Estate Tbk PT	54,594,200	663,269
*	Bintang Oto Global Tbk PT	1,919,800	180,288
	BISI International Tbk PT	10,592,012	650,717
*	Blue Bird Tbk PT	392,800	22,219
*	Buana Lintas Lautan Tbk PT	12,216,500	275,430
	Bukit Asam Tbk PT	31,029,300	4,065,586
*	Bumi Serpong Damai Tbk PT	60,959,100	3,628,303
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	83,415
*	Capital Financial Indonesia Tbk PT	572,300	15,167
	Catur Sentosa Adiprana Tbk PT	864,200	18,705
	Charoen Pokphand Indonesia Tbk PT	30,621,160	12,063,206
	Ciputra Development Tbk PT	133,428,315	7,337,955
*	Citra Marga Nusaphala Persada Tbk PT	13,387,781	937,136
*	City Retail Developments Tbk PT	11,633,200	117,910
*	Delta Dunia Makmur Tbk PT	38,446,200	622,063
	Dharma Satya Nusantara Tbk PT	3,624,400	122,215
*	Eagle High Plantations Tbk PT	67,285,400	436,022
	Elnusa Tbk PT	33,705,500	481,300
*	Erajaya Swasembada Tbk PT	15,454,700	1,819,411
*	Gajah Tunggal Tbk PT	20,755,500	634,558
*	Garuda Indonesia Persero Tbk PT	36,227,053	585,742
*	Global Mediacom Tbk PT	45,058,500	691,139
*	Gudang Garam Tbk PT	2,855,300	7,952,011
*	Hanson International Tbk PT	637,185,300	816,904
*	Harum Energy Tbk PT	6,801,000	1,004,619
	Hexindo Adiperkasa Tbk PT	615,356	126,916
	Indah Kiat Pulp & Paper Corp. Tbk PT	20,822,800	12,751,768
	Indika Energy Tbk PT	11,625,000	725,073
	Indo Tambangraya Megah Tbk PT	3,089,100	1,692,233
	Indocement Tunggal Prakarsa Tbk PT	3,782,400	3,123,369
	Indofood CBP Sukses Makmur Tbk PT	9,169,200	6,023,067
	Indofood Sukses Makmur Tbk PT	37,044,500	17,548,287
*	Indo-Rama Synthetics Tbk PT	151,200	21,849
*	Indosat Tbk PT	7,304,300	989,830
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,337,000	1,161,845
*	Inovisi Infracom Tbk PT	2,876,678	0
*	Inti Agri Resources Tbk PT	10,879,700	13,948
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,393
*	Intiland Development Tbk PT	83,808,400	906,151
	Japfa Comfeed Indonesia Tbk PT	43,538,100	3,138,731
	Jasa Marga Persero Tbk PT	11,897,858	2,867,406
	Jaya Real Property Tbk PT	4,465,600	128,286
	Kalbe Farma Tbk PT	72,035,900	7,473,803
*	Kapuas Prima Coal Tbk PT	37,262,800	299,136
*	Kawasan Industri Jababeka Tbk PT	156,386,645	2,214,786
*	KMI Wire & Cable Tbk PT	29,165,400	613,437
*	Krakatau Steel Persero Tbk PT	37,952,437	918,526
*	Kresna Graha Investama Tbk PT	70,262,700	416,080
	Link Net Tbk PT	4,669,800	666,615
*	Lippo Cikarang Tbk PT	18,413,705	996,449
*	Lippo Karawaci Tbk PT	524,751,362	4,760,167
*	Malindo Feedmill Tbk PT	7,688,600	283,075
*	Matahari Department Store Tbk PT	15,482,700	1,044,508
	Mayora Indah Tbk PT	34,467,725	5,493,174

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Medco Energi Internasional Tbk PT	84,485,660	$2,168,436
*	Media Nusantara Citra Tbk PT	44,238,993	2,467,602
	Metrodata Electronics Tbk PT	3,461,400	378,462
	Metropolitan Kentjana Tbk PT	11,400	18,772
*	Mitra Adiperkasa Tbk PT	84,087,100	3,703,863
	Mitra Keluarga Karyasehat Tbk PT	9,938,600	1,778,022
*	MNC Investama Tbk PT	161,176,800	550,844
*	MNC Land Tbk PT	269,000	1,908
*	MNC Sky Vision Tbk PT	1,859,200	92,441
*	Modernland Realty Tbk PT	9,037,600	31,516
	Nippon Indosari Corpindo Tbk PT	19,975,189	1,686,581
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,890,800	2,005,365
*	Pacific Strategic Financial Tbk PT	284,700	17,198
*	Pakuwon Jati Tbk PT	96,984,400	2,711,241
*	Pan Brothers Tbk PT	42,792,100	632,468
*	Panin Financial Tbk PT	210,811,400	2,696,509
*	Paninvest Tbk PT	5,860,000	274,803
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	52,035
	Perusahaan Gas Negara Tbk PT	43,480,900	3,120,737
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	44,290,500	2,905,868
*	Pool Advista Indonesia Tbk PT	8,941,700	22,927
	PP Persero Tbk PT	22,520,490	1,376,485
	Puradelta Lestari Tbk PT	27,746,800	424,390
	Ramayana Lestari Sentosa Tbk PT	23,922,500	926,702
	Resource Alam Indonesia Tbk PT	1,996,600	26,380
*	Rimo International Lestari Tbk PT	151,291,900	193,964
*	Salim Ivomas Pratama Tbk PT	39,721,600	878,950
*	Sampoerna Agro Tbk PT	5,165,459	508,393
	Sarana Menara Nusantara Tbk PT	12,575,200	842,129
*	Sawit Sumbermas Sarana Tbk PT	30,787,100	1,714,784
*	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,459,400	1,560,240
	Semen Baturaja Persero Tbk PT	9,751,500	326,512
	Semen Indonesia Persero Tbk PT	9,791,500	6,343,052
*	Sentul City Tbk PT	138,840,800	473,862
*	Siloam International Hospitals Tbk PT	2,201,425	748,354
*	Sinar Mas Multiartha Tbk PT	278,500	305,749
*	Sitara Propertindo Tbk PT	29,109,300	101,423
*	Smartfren Telecom Tbk PT	16,495,700	77,366
	Sri Rejeki Isman Tbk PT	128,564,400	1,769,974
*	Sugih Energy Tbk PT	58,447,900	37,467
	Sumber Alfaria Trijaya Tbk PT	969,100	44,955
*	Summarecon Agung Tbk PT	65,976,364	2,909,775
	Surya Citra Media Tbk PT	41,171,200	4,115,660
*	Surya Esa Perkasa Tbk PT	22,019,400	206,684
	Surya Semesta Internusa Tbk PT	40,139,400	1,324,083
*	Suryainti Permata Tbk PT	3,098,000	0
	Telekomunikasi Indonesia Persero Tbk PT	55,290,600	9,789,746
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	764,061	13,057,803
	Tempo Scan Pacific Tbk PT	1,009,000	86,402
*	Tiga Pilar Sejahtera Food Tbk	35,980,639	526,486
*	Timah Tbk PT	34,197,867	1,897,010
*	Tiphone Mobile Indonesia Tbk PT	17,703,800	109,854
	Tower Bersama Infrastructure Tbk PT	42,718,000	4,320,766
*	Trada Alam Minera Tbk PT	173,119,000	221,947
	Trias Sentosa Tbk PT	3,690,500	98,376
*	Truba Alam Manuggal Engineering PT	15,388,500	0
	Tunas Baru Lampung Tbk PT	25,221,900	1,286,221
	Tunas Ridean Tbk PT	8,038,500	707,172

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,837,000	$1,221,220
	Unilever Indonesia Tbk PT	20,979,600	11,133,589
	United Tractors Tbk PT	12,098,946	17,285,659
*	Vale Indonesia Tbk PT	18,611,150	5,090,351
	Waskita Beton Precast Tbk PT	88,199,000	926,029
	Waskita Karya Persero Tbk PT	29,333,651	1,460,662
	Wijaya Karya Beton Tbk PT	37,457,100	610,895
	Wijaya Karya Persero Tbk PT	33,037,722	2,672,698
	XL Axiata Tbk PT	30,093,500	4,113,435

TOTAL INDONESIA			456,971,964

MALAYSIA — (2.1%)
#	Duopharma Biotech Bhd	43,100	38,899
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	718,706
#	Aeon Co. M Bhd	5,380,700	894,684
	AEON Credit Service M Bhd	829,040	1,819,985
	AFFIN Bank Bhd	3,990,202	1,314,419
*	AirAsia Group Bhd	10,857,200	1,437,564
*	AirAsia X Bhd	17,771,400	149,485
	Ajinomoto Malaysia Bhd	32,600	115,105
	Alliance Bank Malaysia Bhd	7,614,000	3,998,021
	Allianz Malaysia Bhd	27,400	86,956
	AMMB Holdings Bhd	10,704,350	7,346,041
*	Ann Joo Resources Bhd	903,950	135,238
	Astro Malaysia Holdings Bhd	5,792,800	1,018,286
	Axiata Group Bhd	14,177,835	9,997,575
	Batu Kawan Bhd	387,650	1,410,770
*	Berjaya Assets Bhd	1,232,400	78,550
*	Berjaya Corp. Bhd	33,421,713	1,526,958
*	Berjaya Land Bhd	1,975,000	83,280
	Berjaya Sports Toto Bhd	6,284,812	2,860,589
#*	Bermaz Auto Bhd	7,203,400	2,018,375
	BIMB Holdings Bhd	3,390,999	2,564,721
*	Borneo Oil Bhd	5,379,600	51,529
*	Boustead Holdings Bhd	3,458,031	474,862
#*	Boustead Plantations Bhd	1,584,700	179,351
#	British American Tobacco Malaysia Bhd	913,600	2,225,437
*	Bumi Armada Bhd	17,430,450	927,518
	Bursa Malaysia Bhd	2,802,000	5,432,375
	Cahya Mata Sarawak Bhd	3,814,000	992,816
	Can-One Bhd	67,100	39,724
#	Carlsberg Brewery Malaysia Bhd, Class B	749,200	3,332,300
	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,967,620	627,995
	CIMB Group Holdings Bhd	15,352,599	10,896,192
	CSC Steel Holdings Bhd	1,166,900	229,157
#*	Cypark Resources Bhd	2,468,650	480,655
	D&O Green Technologies Bhd	5,432,400	1,454,905
#*	Dagang NeXchange Bhd	10,125,500	428,234
	Datasonic Group Bhd	10,177,700	1,262,527
#*	Dayang Enterprise Holdings Bhd	3,227,563	584,583
	Dialog Group Bhd	6,958,984	6,197,877
	DiGi.Com Bhd	10,336,020	9,377,191
	DRB-Hicom Bhd	10,893,400	4,984,988
	Dutch Lady Milk Industries Bhd	81,800	680,903
#	Eastern & Oriental Bhd	8,068,353	700,248
#*	Eco World Development Group Bhd	5,240,000	479,501
#*	Eco World International Bhd	504,300	44,900
#	Ekovest BHD	11,567,750	1,308,214

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	FGV Holdings Bhd	12,773,600	$3,261,412
	Fraser & Neave Holdings Bhd	231,400	1,759,909
#	Frontken Corp. Bhd	4,399,000	3,722,406
#	Gabungan AQRS Bhd	2,550,107	368,191
	Gadang Holdings Bhd	3,402,200	303,357
	Gamuda Bhd	7,133,896	5,717,578
#	Gas Malaysia Bhd	568,700	369,480
	Genting Bhd	8,304,200	5,919,735
	Genting Malaysia Bhd	9,732,100	4,685,729
#	Genting Plantations Bhd	768,400	1,815,603
#	George Kent Malaysia Bhd	2,649,387	427,410
#	Globetronics Technology Bhd	4,460,545	3,063,767
	Guan Chong Bhd	780,000	531,923
	GuocoLand Malaysia Bhd	467,400	50,684
#	Hai-O Enterprise Bhd	1,752,300	840,232
#	HAP Seng Consolidated Bhd	5,902,040	10,408,534
	Hartalega Holdings Bhd	4,640,500	20,129,725
#	Heineken Malaysia Bhd	743,700	3,223,394
#*	Hengyuan Refining Co. Bhd	945,000	599,270
#	HeveaBoard Bhd	2,169,800	261,254
	Hiap Teck Venture Bhd	7,451,100	332,097
#*	Hibiscus Petroleum Bhd	6,806,700	756,337
	Hong Leong Bank Bhd	1,163,265	4,146,647
	Hong Leong Financial Group Bhd	1,371,398	4,660,869
	Hong Leong Industries Bhd	525,100	942,645
*	HSS Engineers Bhd	510,200	49,099
	Hup Seng Industries Bhd	1,335,300	294,207
*	IGB Bhd	485,463	291,012
#	IHH Healthcare Bhd	2,173,200	2,601,070
	IJM Corp. Bhd	18,799,726	6,061,851
	IJM Plantations Bhd	976,300	386,978
	Inari Amertron Bhd	17,181,332	10,515,521
	Inch Kenneth Kajang Rubber P.L.C.	113,000	14,272
#	Insas Bhd	5,155,502	918,188
	IOI Corp. Bhd	3,710,277	3,842,080
#	IOI Properties Group Bhd	7,128,319	1,476,478
#*	Iskandar Waterfront City Bhd	3,654,200	417,811
#*	JAKS Resources Bhd	4,479,100	463,928
*	Jaya Tiasa Holdings Bhd	3,250,739	561,088
	JHM Consolidation Bhd	1,188,900	499,328
	Keck Seng Malaysia Bhd	338,000	299,563
	Kerjaya Prospek Group Bhd	1,908,487	415,638
#	Kim Loong Resources Bhd	794,260	256,440
*	KNM Group Bhd	14,879,881	539,092
	Kossan Rubber Industries	4,402,600	7,954,846
	KPJ Healthcare Bhd	9,422,900	1,929,284
#*	Kretam Holdings Bhd	3,985,600	484,867
*	KSL Holdings Bhd	5,800,811	642,719
	Kuala Lumpur Kepong Bhd	611,030	3,116,828
	Kumpulan Fima BHD	737,000	257,066
	Land & General Bhd	16,536,720	339,363
#*	LBS Bina Group Bhd	5,727,093	502,737
	Lii Hen Industries Bhd	693,300	664,251
#	Lingkaran Trans Kota Holdings Bhd	1,003,100	942,373
Ω	Lotte Chemical Titan Holding Bhd	46,700	23,395
#	LPI Capital Bhd	463,340	1,424,551
	Magni-Tech Industries Bhd	1,347,000	750,490
	Magnum Bhd	4,329,062	2,084,016
	Mah Sing Group Bhd	8,126,251	1,782,301

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Malakoff Corp. Bhd	9,030,600	$2,011,016
	Malayan Banking Bhd	11,201,958	18,859,921
#	Malayan Flour Mills Bhd	3,760,700	520,937
	Malaysia Airports Holdings Bhd	6,889,345	6,935,649
	Malaysia Building Society Bhd	13,506,050	1,593,460
*	Malaysian Bulk Carriers Bhd	422,081	36,083
#	Malaysian Pacific Industries Bhd	882,925	4,682,390
	Malaysian Resources Corp. Bhd	17,881,200	1,613,698
	Matrix Concepts Holdings Bhd	4,270,337	1,634,801
#	Maxis Bhd	6,468,115	7,470,958
#	MBM Resources BHD	1,096,410	697,364
	Mega First Corp. Bhd	1,350,100	2,261,919
	MISC Bhd	3,066,760	4,864,766
#	MKH Bhd	2,726,275	780,197
#	MMC Corp. Bhd	2,756,100	478,582
	MNRB Holdings Bhd	3,754,254	778,097
*	MPHB Capital Bhd	497,100	109,069
#	Muda Holdings Bhd	992,400	385,040
*	Muhibbah Engineering M Bhd	2,599,400	456,548
*	Mulpha International Bhd	384,440	114,786
	My EG Services Bhd	1,953,400	646,322
#	Nestle Malaysia Bhd	131,500	4,409,223
#	NTPM Holdings Bhd	1,358,800	236,653
*	OCK Group Bhd	2,278,500	219,572
	Oriental Holdings BHD	860,640	1,051,139
	OSK Holdings Bhd	8,314,867	1,491,391
	Padini Holdings Bhd	3,245,400	1,625,751
	Panasonic Manufacturing Malaysia Bhd	84,700	574,038
	Pantech Group Holdings Bhd	355,631	29,996
#	Paramount Corp. Bhd	1,893,175	323,778
	Pentamaster Corp. Bhd	3,456,495	4,191,313
#	Petron Malaysia Refining & Marketing Bhd	577,100	423,834
	Petronas Chemicals Group Bhd	7,736,300	10,900,607
	Petronas Dagangan Bhd	1,065,900	4,419,533
	Petronas Gas Bhd	1,947,308	7,387,207
#	PIE Industrial Bhd	588,100	242,177
#*	Pos Malaysia Bhd	965,500	218,453
	Power Root Bhd	36,800	18,334
	PPB Group Bhd	2,227,240	10,082,552
	Press Metal Aluminium Holdings Bhd	6,678,780	8,833,096
	Public Bank Bhd	11,215,511	40,692,408
	QL Resources Bhd	5,463,230	8,280,516
	Ranhill Utilities Bhd	680,901	139,200
	RGB International Bhd	6,191,028	171,486
	RHB Bank Bhd	5,884,619	5,989,143
	Sam Engineering & Equipment M Bhd	87,300	131,410
#*	Sapura Energy Bhd	51,071,188	1,237,017
#	Sarawak Oil Palms Bhd	951,691	805,745
	Scientex Bhd	2,143,728	6,133,674
	SEG International BHD	533,828	82,302
	Serba Dinamik Holdings Bhd	8,429,610	3,107,426
	Shangri-La Hotels Malaysia Bhd	382,300	365,558
	Sime Darby Bhd	10,357,087	6,007,492
	Sime Darby Plantation Bhd	3,787,287	4,410,791
#	Sime Darby Property Bhd	8,357,887	1,085,791
#	SKP Resources Bhd	4,510,700	1,909,602
	SP Setia Bhd Group	4,929,459	819,562
*	Sumatec Resources Bhd	786,700	360
	Sunway Bhd	9,886,190	3,190,494

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Sunway Construction Group Bhd	3,577,519	$1,561,161
#*	Supermax Corp. Bhd	2,813,672	6,422,316
	Suria Capital Holdings Bhd	261,280	52,167
	Syarikat Takaful Malaysia Keluarga Bhd	2,153,700	2,192,413
#	Ta Ann Holdings Bhd	2,227,624	1,411,480
	TA Enterprise Bhd	12,202,100	1,806,478
#*	TA Global Bhd	9,130,040	582,064
#	Taliworks Corp. Bhd	2,689,366	524,587
	Tan Chong Motor Holdings Bhd	864,500	211,431
	Telekom Malaysia Bhd	3,724,702	3,754,537
	Tenaga Nasional Bhd	5,169,581	11,866,219
#	Thong Guan Industries Bhd	727,200	521,700
	TIME dotCom Bhd	1,663,760	5,155,310
	Top Glove Corp. Bhd	10,754,760	22,181,924
*	Tropicana Corp. Bhd	5,509,632	1,080,747
#	TSH Resources Bhd	2,642,550	595,837
*	Tune Protect Group Bhd	1,566,700	113,132
#	Uchi Technologies Bhd	2,138,640	1,343,944
	UEM Edgenta Bhd	1,849,600	835,927
*	UEM Sunrise Bhd	14,554,645	1,297,857
	UMW Holdings Bhd	2,143,806	1,135,898
	Unisem M Bhd	29,700	36,463
	United Malacca Bhd	218,650	249,686
	United Plantations Bhd	353,200	1,224,484
	UOA Development Bhd	6,076,000	2,178,551
*	Velesto Energy Bhd	22,792,392	634,001
	ViTrox Corp. Bhd	786,600	2,688,943
*	Vivocom International Holdings Bhd	1,801,033	21,646
*	Vizione Holdings Bhd	1,241,742	119,942
	VS Industry Bhd	7,544,900	4,254,463
	Wah Seong Corp. Bhd	655,621	61,630
#*	WCT Holdings Bhd	5,066,471	446,062
	Wellcall Holdings Bhd	3,101,450	784,406
	Westports Holdings Bhd	4,564,900	4,281,928
	Yinson Holdings Bhd	2,731,600	3,010,466
*	YNH Property Bhd	4,424,693	2,992,002
*	YTL Corp. Bhd	39,204,995	6,845,522
*	YTL Power International Bhd	5,996,387	924,256

TOTAL MALAYSIA			517,680,915

MEXICO — (2.2%)
#	ALEATICA S.A.B. de C.V.	54,542	51,453
#	Alfa S.A.B. de C.V., Class A	28,671,969	19,167,363
#	Alpek S.A.B. de C.V.	4,584,808	3,456,195
#*	Alsea S.A.B. de C.V.	4,085,169	3,551,400
#	America Movil S.A.B. de C.V.	36,050,260	21,907,355
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	3,763,327	44,858,858
	Arca Continental S.A.B. de C.V.	1,233,387	5,378,606
#*	Axtel S.A.B. de C.V.	10,571,781	3,957,285
#*Ω	Banco del Bajio SA	641,585	532,045
#	Becle S.A.B. de C.V.	1,009,582	2,130,872
#	Bolsa Mexicana de Valores S.A.B. de C.V.	4,109,687	8,366,041
	Cemex S.A.B. de C.V.	19,242,144	7,946,688
	Cemex S.A.B. de C.V., Sponsored ADR	4,539,867	18,840,449
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	131,894	4,997,464
#	Coca-Cola Femsa S.A.B. de C.V.	328,303	1,249,506
#*	Consorcio ARA S.A.B. de C.V.	9,425,074	1,137,505
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	270,308	2,130,027
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,003,438	782,447

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	$52,419
*	Corp. Actinver S.A.B. de C.V.	61,598	24,974
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,623,432	7,469,769
	Corp. Moctezuma S.A.B. de C.V.	395,000	1,024,209
#*	Credito Real S.A.B. de C.V. SOFOM ER	1,578,147	818,406
	Cydsa S.A.B. de C.V.	6,129	6,059
#	Dine S.A.B. de C.V.	7,300	4,371
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	691,428	1,863,562
*Ω	Elementia S.A.B. de C.V.	60,292	31,835
#*	Empresas ICA S.A.B. de C.V.	4,691,828	19,794
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	122,895	42,584
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	214,426	11,529,686
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	6,988,929	6,233,908
*	Gentera S.A.B. de C.V.	7,178,220	1,692,059
#	Gruma S.A.B. de C.V., Class B	1,593,915	17,011,829
*	Grupo Aeromexico S.A.B. de C.V.	622,549	125,029
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,707,405	12,227,773
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	98,166	8,165,448
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,166,366	9,710,781
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	771,475	8,950,077
	Grupo Bimbo S.A.B. de C.V., Class A	7,619,308	14,727,465
#*	Grupo Carso S.A.B. de C.V.	2,634,902	4,893,043
	Grupo Cementos de Chihuahua S.A.B. de C.V.	907,094	4,574,920
	Grupo Comercial Chedraui S.A. de C.V.	3,053,984	3,887,399
#	Grupo Elektra S.A.B. de C.V.	292,415	16,629,393
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	10,039,893	44,776,363
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	8,707,059	6,452,866
#*	Grupo GICSA SAB de CV	815,515	120,723
*	Grupo Gigante S.A.B. de C.V.	41,000	43,297
#	Grupo Herdez S.A.B. de C.V.	1,971,649	3,510,793
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	57,282
*	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	258,753
	Grupo KUO S.A.B. de C.V., Class B	271,325	588,405
#	Grupo Lala S.A.B. de C.V.	2,955,013	1,811,054
#	Grupo Mexico S.A.B. de C.V., Class B	18,002,447	51,330,080
*	Grupo Pochteca S.A.B. de C.V.	386,111	114,951
#	Grupo Rotoplas S.A.B. de C.V.	333,576	290,934
	Grupo Sanborns S.A.B. de C.V.	611,992	530,154
	Grupo Simec S.A.B. de C.V., Sponsored ADR	8,156	72,303
#	Grupo Simec S.A.B. de C.V., Class B	1,299,357	3,920,461
#*	Grupo Sports World S.A.B. de C.V.	252,626	78,605
#*	Grupo Televisa S.A.B., Sponsored ADR	2,153,350	13,695,306
#*	Grupo Televisa S.A.B	3,812,773	4,853,257
*Ω	Grupo Traxion S.A.B. de C.V.	115,439	89,253
#*	Hoteles City Express S.A.B. de C.V.	2,561,033	651,985
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	44,831	1,672,645
#	Industrias Bachoco S.A.B. de C.V., Class B	1,487,230	4,622,637
#	Industrias CH S.A.B. de C.V., Class B	2,255,440	9,038,135
#	Industrias Penoles S.A.B. de C.V.	969,677	15,488,135
#*	Infraestructura Energetica Nova S.A.B. de C.V.	1,666,256	5,571,076
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	5,520,709	8,245,341
#	La Comer S.A.B. de C.V.	5,512,278	10,070,046
	Megacable Holdings S.A.B. de C.V.	2,774,845	8,790,966
*	Minera Frisco S.A.B. de C.V., Class A1	2,388,099	450,340
#*	Minera Frisco S.A.B. de C.V., Class A2	3,283,726	617,687
#Ω	Nemak S.A.B. de C.V.	4,108,722	1,261,004
	Orbia Advance Corp. S.A.B. de C.V.	9,065,767	16,108,656
#*	Organizacion Cultiba S.A.B. de C.V.	194,351	133,040
#*	Organizacion Soriana S.A.B. de C.V., Class B	3,364,870	2,563,529

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,106,051	$7,297,543
#	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,958	116,845
	Qualitas Controladora S.A.B. de C.V.	1,371,212	5,495,450
#*	Regional S.A.B. de C.V.	2,354,171	6,391,661
#*	Telesites S.A.B. de C.V.	6,565,676	6,057,576
	TV Azteca S.A.B. de C.V.	878,968	12,266
#*	Unifin Financiera S.A.B. de C.V.	1,158,698	1,005,117
*	Vitro S.A.B. de C.V., Class A	421,013	500,178
#	Wal-Mart de Mexico S.A.B. de C.V.	10,428,114	25,249,885

TOTAL MEXICO			552,164,934

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	35,916	272,960
	Cia de Minas Buenaventura SAA, ADR	157,251	1,929,470
	Credicorp, Ltd.	161,275	18,495,017
*	Fossal SAA, ADR	3,794	1
*	Grana y Montero SAA, Sponsored ADR	241,360	433,241

TOTAL PERU			21,130,689

PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	507,700	80,579
	A Soriano Corp.	818,000	110,839
	Aboitiz Equity Ventures, Inc.	6,000,780	5,522,423
	Aboitiz Power Corp.	4,778,800	2,666,515
	AC Energy Corp.	10,457,000	805,580
	ACR Mining Corp.	11,905	826
*	AgriNurture, Inc.	198,900	33,043
*	Alliance Global Group, Inc.	29,179,494	4,781,278
	Alsons Consolidated Resources, Inc.	3,329,000	92,214
*	Apex Mining Co., Inc.	13,799,000	532,883
*	Atlas Consolidated Mining & Development Corp.	2,979,300	250,870
	Ayala Corp.	748,360	11,794,898
	Ayala Land, Inc.	22,904,020	15,592,250
*	AyalaLand Logistics Holdings Corp.	1,686,000	95,436
	Bank of the Philippine Islands	3,320,496	5,036,064
	BDO Unibank, Inc.	5,514,443	10,097,848
	Belle Corp.	28,836,700	833,614
	Bloomberry Resorts Corp.	32,181,900	4,706,159
*	Cebu Air, Inc.	2,234,890	1,791,796
	Cebu Holdings, Inc.	2,065,000	254,961
*Ω	CEMEX Holdings Philippines, Inc.	27,143,267	885,671
	Century Pacific Food, Inc.	5,370,650	1,721,327
	Century Properties Group, Inc.	1,153,062	8,567
	Chelsea Logistics and Infrastructure Holdings Corp.	991,100	120,152
	China Banking Corp.	1,704,390	769,430
	COL Financial Group, Inc.	133,700	77,276
	Cosco Capital, Inc.	15,805,600	1,672,171
	D&L Industries, Inc.	19,608,800	2,521,973
	DMCI Holdings, Inc.	29,783,100	2,697,637
*	DoubleDragon Properties Corp.	3,565,190	1,034,434
*	Eagle Cement Corp.	436,200	134,500
*	East West Banking Corp.	6,377,450	1,256,621
	EEI Corp.	3,159,400	468,613
	Emperador, Inc.	4,131,000	855,524
*	Empire East Land Holdings, Inc.	1,470,000	8,807
	Filinvest Development Corp.	267,400	53,559
	Filinvest Land, Inc.	133,328,687	2,669,970
	First Philippine Holdings Corp.	2,634,930	3,418,428

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Global Ferronickel Holdings, Inc.	13,421,756	$364,985
*	Global-Estate Resorts, Inc.	488,000	7,553
	Globe Telecom, Inc.	113,090	4,734,833
	GT Capital Holdings, Inc.	353,572	3,137,831
*	Holcim Philippines, Inc.	155,100	18,283
*	Integrated Micro-Electronics, Inc.	6,208,240	825,690
	International Container Terminal Services, Inc.	4,361,682	10,343,965
	JG Summit Holdings, Inc.	7,620,406	10,107,323
	Jollibee Foods Corp.	1,983,797	6,957,472
	Lopez Holdings Corp.	20,506,200	1,087,958
	LT Group, Inc.	13,082,100	3,118,182
*	MacroAsia Corp.	1,308,396	137,538
	Manila Electric Co.	708,550	4,388,716
	Manila Water Co., Inc.	10,346,400	2,989,495
	Max’s Group, Inc.	1,368,500	166,900
	Megawide Construction Corp.	6,219,370	962,489
*	Megaworld Corp.	79,958,300	5,002,180
	METRO PACIFIC Corp. COM	225,000	0
	Metro Pacific Investments Corp.	61,717,500	5,106,345
	Metropolitan Bank & Trust Co.	4,347,229	3,654,065
	Nickel Asia Corp.	21,346,340	1,658,592
	Petron Corp.	22,529,000	1,428,534
	Philex Mining Corp.	2,787,050	311,934
*	Philippine National Bank	2,812,166	1,580,097
*	Philippine Stock Exchange, Inc. (The)	84,552	291,344
	Philtown Properties, Inc.	16,675	0
	Phoenix Petroleum Philippines, Inc.	2,579,970	693,999
*	Pilipinas Shell Petroleum Corp.	1,357,940	462,601
#	PLDT, Inc., Sponsored ADR	197,363	5,318,933
	PLDT, Inc.	307,745	8,393,848
	Premium Leisure Corp.	25,386,000	167,894
	Puregold Price Club, Inc.	6,737,180	5,741,863
*	PXP Energy Corp.	2,369,000	593,519
	RFM Corp.	6,096,300	591,833
	Rizal Commercial Banking Corp.	2,919,464	1,029,584
	Robinsons Land Corp.	22,114,018	6,848,378
	Robinsons Retail Holdings, Inc.	2,024,350	2,683,203
	San Miguel Corp.	3,797,590	7,995,919
	San Miguel Food and Beverage, Inc.	606,460	800,106
	Security Bank Corp.	1,600,468	3,180,100
	Semirara Mining & Power Corp.	7,884,100	1,724,323
	Shakey’s Pizza Asia Ventures, Inc.	366,600	51,934
	SM Investments Corp.	255,470	5,010,043
	SM Prime Holdings, Inc.	23,098,890	16,083,495
*	SSI Group, Inc.	5,019,000	135,907
	STI Education Systems Holdings, Inc.	342,000	2,398
*	Top Frontier Investment Holdings, Inc.	155,417	404,134
	Union Bank of the Philippines	1,482,222	1,695,263
	Universal Robina Corp.	2,676,890	7,613,113
	Vista Land & Lifescapes, Inc.	59,178,800	4,115,822
	Vistamalls, Inc.	912,800	77,658
	Wilcon Depot, Inc.	1,812,000	535,852

TOTAL PHILIPPINES			235,788,762

POLAND — (0.7%)
*	AB SA	2,455	16,507
*	Agora SA	196,939	221,127
#*	Alior Bank SA	617,606	1,772,257
*	Alumetal SA	12,496	113,696

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Amica SA	29,150	$1,031,758
#*	AmRest Holdings SE	223,521	778,524
	Apator SA	37,049	182,657
#*	Bank Handlowy w Warszawie SA	142,186	993,341
#*	Bank Millennium SA	3,516,077	1,923,052
*	Bank Polska Kasa Opieki SA	203,274	2,175,360
#*	Bioton SA	287,528	299,653
#*	Boryszew SA	1,758,217	1,181,452
#	Budimex SA	98,799	5,843,487
#*	CCC SA	197,569	1,937,066
#*	CD Projekt SA	81,730	6,939,800
#*	Ciech SA	268,846	1,767,323
	ComArch SA	12,830	626,096
#	Cyfrowy Polsat SA	1,214,977	7,583,761
#*	Develia SA	1,220,181	493,642
#*Ω	Dino Polska SA	145,663	8,008,467
	Dom Development SA	13,920	330,732
	Echo Investment SA	10,980	10,422
#*	Enea SA	2,179,024	2,492,086
*	Eurocash SA	581,445	1,708,198
#*	Fabryki Mebli Forte SA	102,533	928,140
*	Famur SA	535,751	184,836
	Firma Oponiarska Debica SA	16,334	290,556
*	Getin Noble Bank SA	4,003,505	163,611
#*	Globe Trade Centre SA	257,083	352,612
#*	Grupa Azoty SA	244,855	1,270,376
*	Grupa Azoty Zaklady Chemiczne Police SA	43,991	121,224
	Grupa Kety SA	64,967	6,737,622
#	Grupa Lotos SA	822,881	5,803,502
#*	ING Bank Slaski SA	99,135	2,572,001
*	Inter Cars SA	26,821	1,370,560
#*	Jastrzebska Spolka Weglowa SA	207,046	797,467
	Kernel Holding SA	522,839	5,092,460
*	KGHM Polska Miedz SA	625,945	18,729,571
*	KRUK SA	120,220	3,415,674
	Lentex SA	29,742	66,328
#*	LPP SA	5,761	7,641,028
*	Lubelski Wegiel Bogdanka SA	86,138	323,047
#*	mBank SA	61,663	1,803,305
*	Netia SA	906,948	1,029,198
	NEWAG SA	511	2,818
#*	Orange Polska SA	3,615,937	5,558,275
*	PGE Polska Grupa Energetyczna SA	3,452,078	3,938,610
#*	PKP Cargo SA	108,706	250,761
	Polski Koncern Naftowy Orlen SA	1,938,202	18,680,694
#	Polskie Gornictwo Naftowe i Gazownictwo SA	3,575,935	3,770,994
#*	Powszechna Kasa Oszczednosci Bank Polski SA	2,405,705	11,540,650
#*	Powszechny Zaklad Ubezpieczen SA	1,973,239	10,784,909
#*	Santander Bank Polska SA	73,559	2,289,767
#	Stalexport Autostrady SA	715,197	484,559
#*	Tauron Polska Energia SA	8,380,608	3,683,346
#*	VRG SA	988,725	500,180
	Warsaw Stock Exchange	137,006	1,491,079
	Wawel SA	590	79,912
*	Zespol Elektrowni Patnow Adamow Konin SA	36,197	86,982

TOTAL POLAND			170,267,118

QATAR — (0.1%)
	Commercial Bank PSQC (The)	812,645	952,400

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Aamal Co.	5,020,996	$1,099,786
	Al Khaleej Takaful Group QSC	1,118,138	582,819
	Al Khalij Commercial Bank PQSC	687,821	340,366
	Al Meera Consumer Goods Co. QSC	147,798	811,804
	Alijarah Holding Co.	2,503,718	785,287
	Barwa Real Estate Co.	1,679,415	1,538,184
*	Doha Bank QPSC	1,117,590	746,424
	Doha Insurance Co. QSC	34,990	11,094
*	Gulf International Services QSC	1,573,483	665,593
	Gulf Warehousing Co.	34,336	47,039
	Industries Qatar QSC	403,762	996,372
	Mannai Corp. QSC	25,668	19,675
	Masraf Al Rayan QSC	2,546,906	3,001,649
*	Mazaya Qatar Real Estate Development QSC	5,235,968	1,439,739
	Medicare Group	582,521	1,374,835
	Mesaieed Petrochemical Holding Co.	982,527	502,739
	Ooredoo QPSC	194,558	353,084
	Qatar Electricity & Water Co QSC	469,616	2,149,562
*	Qatar First Bank	1,842,005	815,954
	Qatar Fuel QSC	390,738	1,845,025
	Qatar Gas Transport Co., Ltd.	4,530,871	3,339,379
	Qatar Industrial Manufacturing Co. QSC	17,188	14,367
	Qatar Insurance Co. SAQ	345,393	217,216
	Qatar International Islamic Bank QSC	692,761	1,573,495
	Qatar Islamic Bank SAQ	343,179	1,528,380
	Qatar National Bank QPSC	774,323	3,759,441
	Qatar National Cement Co. QSC	140,702	149,042
	Qatar Navigation QSC	239,036	393,133
*	Salam International Investment, Ltd. QSC	5,732,205	876,860
	United Development Co. QSC	6,612,304	2,683,549
	Vodafone Qatar QSC	3,512,039	1,247,294
	Widam Food Co.	224,447	420,468

TOTAL QATAR			36,282,054

RUSSIA — (0.8%)
	Etalon Group P.L.C., GDR	650,174	1,049,970
	Etalon Group P.L.C., GDR	177,547	286,738
	Gazprom PJSC, Sponsored ADR	4,527,463	17,344,969
	Gazprom PJSC, Sponsored ADR	143,467	552,348
	Globaltrans Investment P.L.C., GDR	193,097	1,092,255
	Globaltrans Investment P.L.C., GDR	249,870	1,414,264
	Lukoil PJSC, Sponsored ADR	2,503	127,878
	Lukoil PJSC, Sponsored ADR	734,384	37,573,392
	Magnitogorsk Iron & Steel Works PJSC, GDR	681,431	4,180,618
	Magnitogorsk Iron & Steel Works PJSC, GDR	1,272	7,810
*	Mail.Ru Group, Ltd., GDR	83,777	2,194,126
*	Mail.Ru Group, Ltd., GDR	51,069	1,340,561
*	Mechel PJSC, Sponsored ADR	121,664	161,812
	MMC Norilsk Nickel PJSC, ADR	152,640	3,625,200
	MMC Norilsk Nickel PJSC, ADR	1,034,973	24,667,957
	Mobile TeleSystems PJSC, Sponsored ADR	149,281	1,167,377
	Novatek PJSC, GDR	37,084	4,471,334
	Novatek PJSC, GDR	316	38,078
	Novolipetsk Steel PJSC, GDR	223,859	5,199,897
	Novolipetsk Steel PJSC, GDR	323	7,506
	PhosAgro PJSC, GDR	307,967	3,548,535
	PhosAgro PJSC, GDR	96,394	1,110,459
	Polyus PJSC, GDR	6,695	658,118
	Ros Agro P.L.C., GDR	135,725	1,245,217

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	Ros Agro P.L.C., GDR	12,318	$113,079
	Rosneft Oil Co. PJSC, GDR	560,740	2,450,434
	Rosneft Oil Co. PJSC, GDR	2,952,866	12,889,068
	Rostelecom PJSC, Sponsored ADR	240,907	1,671,895
	Rostelecom PJSC, Sponsored ADR	164,180	1,137,269
	RusHydro PJSC, ADR	556	476
	RusHydro PJSC, ADR	4,558,006	3,914,762
	Sberbank of Russia PJSC, Sponsored ADR	3,020,548	30,511,836
	Severstal PAO, GDR	375,543	5,133,478
	Severstal PAO, GDR	2,071	28,311
	Tatneft PJSC, Sponsored ADR	539,952	16,780,756
	Tatneft PJSC, Sponsored ADR	1,571	48,701
	VEON, Ltd., ADR	2,076,087	2,595,109
	VTB Bank PJSC, GDR	3,938,248	3,060,842
	VTB Bank PJSC, GDR	4,421,796	3,433,525
	X5 Retail Group NV, GDR	264,399	9,293,508
	X5 Retail Group NV, GDR	650	22,841

TOTAL RUSSIA			206,152,309

SAUDI ARABIA — (1.3%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	315,214	1,074,780
	Abdullah Al Othaim Markets Co.	86,633	3,011,324
	Advanced Petrochemical Co.	238,106	3,671,534
	Al Babtain Power & Telecommunication Co.	177,688	1,212,763
	Al Etihad Cooperative Insurance	229,079	1,106,394
*	Al Hammadi Co. for Development and Investment	136,634	1,029,364
*	Al Hassan Ghazi Ibrahim Shaker Co.	196,133	677,016
	Al Jouf Agricultural Development Co.	120,658	1,067,878
*	Al Jouf Cement Co.	445,168	1,236,575
	Al Khaleej Training and Education Co.	126,413	623,769
	Al Rajhi Bank	2,043,611	35,860,175
*	Al Rajhi Co. for Co-operative Insurance	18,269	395,184
*	Al Yamamah Steel Industries Co.	177,308	1,016,508
*	AlAbdullatif Industrial Investment Co.	114,822	415,591
	Alandalus Property Co.	272,192	1,428,240
	Aldrees Petroleum and Transport Services Co.	157,286	2,661,991
*	Alinma Bank	3,519,989	14,307,071
	Almarai Co. JSC	113,163	1,557,867
	Arab National Bank	158,494	800,316
	Arabian Cement Co.	344,071	2,821,190
	Arabian Centres Co., Ltd.	127,503	823,473
	Arabian Pipes Co.	137,630	509,198
*	Arabian Shield Cooperative Insurance Co.	175,704	841,100
	Arriyadh Development Co.	789,447	3,534,310
*	Aseer Trading Tourism & Manufacturing Co.	539,136	1,730,631
*	Astra Industrial Group	264,833	1,548,132
*	AXA Cooperative Insurance Co.	72,979	673,899
	Bank AlBilad	905,987	5,609,629
	Bank Al-Jazira	2,793,498	9,674,207
	Banque Saudi Fransi	215,821	1,705,299
*	Basic Chemical Industries, Ltd.	68,937	515,207
*	Bawan Co.	208,888	1,130,746
*	Bupa Arabia for Cooperative Insurance Co.	62,101	1,890,252
*	City Cement Co.	481,704	2,570,158
*	Co. for Cooperative Insurance (The)	163,947	3,537,123
	Dallah Healthcare Co.	82,018	962,518
*	Dar Al Arkan Real Estate Development Co.	6,359,485	13,515,338
	Dur Hospitality Co.	199,028	1,363,606
	Eastern Province Cement Co.	315,986	2,920,887

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Electrical Industries Co.	116,895	$591,437
*	Emaar Economic City	1,747,230	4,143,006
*	Etihad Etisalat Co.	689,795	5,132,954
*	Fawaz Abdulaziz Al Hokair & Co.	25,144	125,065
*	Fitaihi Holding Group	131,368	532,738
*	Hail Cement Co.	404,171	1,562,187
	Halwani Brothers Co.	17,933	295,428
	Herfy Food Services Co.	107,244	1,381,426
	Jarir Marketing Co.	60,662	2,793,903
*	Jazan Energy and Development Co.	179,806	671,278
*	L’Azurde Co. for Jewelry	17,576	72,247
	Leejam Sports Co. JSC	116,717	1,925,328
*	Malath Cooperative Insurance Co.	300,441	1,354,434
*	Methanol Chemicals Co.	375,431	955,607
*	Middle East Healthcare Co.	28,096	251,744
*	Middle East Paper Co.	206,417	882,329
*	Mobile Telecommunications Co. Saudi Arabia	3,396,831	11,144,959
	Mouwasat Medical Services Co.	23,564	803,967
	Najran Cement Co.	634,993	2,657,382
*	Nama Chemicals Co.	142,297	1,014,811
*	National Agriculture Development Co. (The)	164,318	1,238,594
*	National Co., for Glass Manufacturing (The)	122,888	773,060
	National Commercial Bank	1,146,410	11,902,771
	National Gas & Industrialization Co.	147,143	1,141,376
	National Gypsum	78,769	489,143
*	National Industrialization Co.	1,846,621	5,564,495
	National Medical Care Co.	89,613	1,245,211
	National Petrochemical Co.	58,349	420,776
	Northern Region Cement Co.	594,088	1,761,315
	Qassim Cement Co. (The)	84,861	1,556,448
*	Rabigh Refining & Petrochemical Co.	628,371	2,041,822
*	Red Sea International Co.	189,121	884,226
	Riyad Bank	1,133,851	5,435,002
	Sahara International Petrochemical Co.	1,349,976	5,244,476
	Samba Financial Group	478,967	3,518,609
	Saudi Airlines Catering Co.	117,794	2,441,182
	Saudi Arabian Fertilizer Co.	122,079	2,452,260
*	Saudi Arabian Mining Co.	288,678	2,879,222
	Saudi Automotive Services Co.	139,281	1,066,331
	Saudi Basic Industries Corp.	813,757	19,517,845
	Saudi British Bank (The)	187,619	1,187,671
	Saudi Cement Co.	235,780	3,401,864
*	Saudi Ceramic Co.	240,444	2,484,474
*	Saudi Chemical Co., Holding	220,023	1,817,957
	Saudi Co. For Hardware CJSC	68,567	843,492
	Saudi Electricity Co.	1,085,284	5,475,061
	Saudi Ground Services Co.	0	0
	Saudi Industrial Investment Group	421,468	2,278,743
	Saudi Industrial Services Co.	251,855	1,906,029
*	Saudi Investment Bank (The)	10,444	44,813
*	Saudi Kayan Petrochemical Co.	2,328,533	5,889,233
*	Saudi Marketing Co.	65,881	474,305
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	0	0
*	Saudi Printing & Packaging Co.	151,868	863,567
*	Saudi Public Transport Co.	516,049	2,061,046
*	Saudi Re for Cooperative Reinsurance Co.	431,555	1,218,144
*	Saudi Real Estate Co.	169,232	657,898
*	Saudi Research & Marketing Group	93,479	1,704,109
	Saudi Telecom Co.	411,010	10,918,896

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudia Dairy & Foodstuff Co.	21,375	$966,880
	Savola Group (The)	481,330	5,876,604
*	Seera Group Holding	771,899	3,435,667
	Southern Province Cement Co.	197,412	3,535,485
*	Tabuk Cement Co.	280,172	1,082,212
*	Takween Advanced Industries Co.	247,914	724,735
	Umm Al-Qura Cement Co.	375,004	2,515,034
	United Electronics Co.	163,634	3,333,079
	United International Transportation Co.	207,903	1,878,239
	Yamama Cement Co.	571,071	3,808,354
	Yanbu Cement Co.	279,936	2,467,038
	Yanbu National Petrochemical Co.	387,339	5,930,147
*	Zamil Industrial Investment Co.	224,117	1,221,357

TOTAL SAUDI ARABIA			320,899,770

SOUTH AFRICA — (4.2%)
	Absa Group, Ltd.	5,314,441	28,567,701
	Adcock Ingram Holdings, Ltd.	516,112	1,283,494
*	Adcorp Holdings, Ltd.	391,159	87,144
#	Advtech, Ltd.	4,561,464	2,278,467
	AECI, Ltd.	1,429,001	6,698,408
	African Oxygen, Ltd.	788,354	1,166,653
	African Rainbow Minerals, Ltd.	1,325,521	18,644,344
	Afrimat, Ltd.	128,505	300,419
	Alexander Forbes Group Holdings, Ltd.	1,844,172	382,507
	Allied Electronics Corp., Ltd., Class A	390,373	641,352
	Alviva Holdings, Ltd.	1,132,931	482,521
#	Anglo American Platinum, Ltd.	200,294	13,262,454
	AngloGold Ashanti, Ltd., Sponsored ADR	1,986,216	45,961,038
*	Aspen Pharmacare Holdings, Ltd.	1,677,293	10,922,572
	Astral Foods, Ltd.	490,208	3,476,424
	AVI, Ltd.	2,637,815	11,947,138
	Balwin Properties, Ltd.	21,544	5,795
	Barloworld, Ltd.	2,992,766	10,514,943
#	Bid Corp., Ltd.	1,643,867	22,632,483
	Bidvest Group, Ltd. (The)	2,278,092	18,732,710
*	Blue Label Telecoms, Ltd.	4,058,390	883,022
#*	Brait SE	4,411,654	959,304
*	Capitec Bank Holdings, Ltd.	191,041	13,426,289
	Cashbuild, Ltd.	215,990	2,922,413
	Caxton and CTP Publishers and Printers, Ltd.	47,312	14,248
	City Lodge Hotels, Ltd.	3,792,754	587,630
	Clicks Group, Ltd.	1,440,971	20,841,345
	Coronation Fund Managers, Ltd.	1,773,884	4,106,461
	Curro Holdings, Ltd.	618,170	379,847
*	DataTec, Ltd.	3,652,430	4,953,144
Ω	Dis-Chem Pharmacies, Ltd.	518,557	575,430
#	Discovery, Ltd.	2,826,453	18,685,432
#	Distell Group Holdings, Ltd.	348,539	1,743,234
*	enX Group, Ltd.	132,524	30,991
	Exxaro Resources, Ltd.	2,107,673	14,218,577
	Famous Brands, Ltd.	603,600	1,600,824
	FirstRand, Ltd.	18,345,595	42,586,110
#	Foschini Group, Ltd. (The)	3,016,449	16,063,173
	Gold Fields, Ltd., Sponsored ADR	7,820,734	85,480,623
*	Grand Parade Investments, Ltd.	370,203	47,125
#*	Grindrod Shipping Holdings, Ltd.	91,890	340,086
#	Grindrod, Ltd.	4,815,127	1,110,453
#*	Harmony Gold Mining Co., Ltd.	1,561,450	7,776,330

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	3,556,376	$17,461,806
	Hudaco Industries, Ltd.	291,756	1,417,982
#	Impala Platinum Holdings, Ltd.	4,152,776	36,961,038
#	Imperial Logistics, Ltd.	1,784,057	3,783,307
	Investec, Ltd.	1,962,374	3,613,284
	Italtile, Ltd.	481,636	385,029
#	JSE, Ltd.	791,325	5,280,012
*	KAP Industrial Holdings, Ltd.	9,505,303	1,353,389
	Kumba Iron Ore, Ltd.	349,887	10,387,933
	Lewis Group, Ltd.	1,215,639	1,189,037
	Liberty Holdings, Ltd.	1,402,072	4,640,111
	Life Healthcare Group Holdings, Ltd.	12,322,217	12,320,706
*	Long4Life, Ltd.	1,677,020	278,187
#*	Massmart Holdings, Ltd.	989,055	2,008,768
	Merafe Resources, Ltd.	3,696,962	105,019
#*	Metair Investments, Ltd.	1,656,785	1,679,715
	MiX Telematics, Ltd., Sponsored ADR	40,982	349,576
	Momentum Metropolitan Holdings	12,808,933	10,247,356
	Motus Holdings, Ltd.	194,235	500,053
	Mpact, Ltd.	1,466,184	934,314
	Mr. Price Group, Ltd.	1,355,726	10,256,039
#	MTN Group, Ltd.	14,341,540	51,206,615
	MultiChoice Group, Ltd.	904,538	7,459,616
*	Murray & Roberts Holdings, Ltd.	4,125,052	2,063,605
#*	Nampak, Ltd.	6,000,891	315,318
	Naspers, Ltd., Class N	463,620	90,511,338
#	Nedbank Group, Ltd.	2,428,114	14,363,751
#	NEPI Rockcastle P.L.C	1,299,977	4,609,995
	Netcare, Ltd.	9,620,088	7,613,874
*	Ninety One, Ltd.	1,014,684	2,671,326
#*	Northam Platinum, Ltd.	2,231,961	21,444,520
	Oceana Group, Ltd.	763,647	2,790,920
	Old Mutual, Ltd.	4,195,756	2,433,887
*	Omnia Holdings, Ltd.	1,670,583	3,911,527
	Pick n Pay Stores, Ltd.	2,704,828	8,518,186
*	PPC, Ltd.	11,864,052	388,566
#	PSG Group, Ltd.	876,431	2,832,448
	PSG Konsult, Ltd.	39,653	19,219
	Raubex Group, Ltd.	1,701,346	2,090,496
	RCL Foods, Ltd.	218,443	99,065
	Reunert, Ltd.	1,786,250	3,683,987
#	RFG Holdings, Ltd.	538,736	419,781
*	Royal Bafokeng Platinum, Ltd.	550,153	1,983,860
#	Sanlam, Ltd.	7,604,301	22,181,056
	Santam, Ltd.	348,231	5,253,300
*	Sappi, Ltd.	6,328,064	9,029,250
*	Sasol, Ltd.	1,491,578	7,789,355
#*	Sasol, Ltd., Sponsored ADR	721,280	3,793,933
	Shoprite Holdings, Ltd.	3,045,211	24,126,511
	Sibanye Stillwater, Ltd.	12,138,470	35,792,942
	Sibanye Stillwater, Ltd., ADR	1,492,790	17,719,421
	SPAR Group, Ltd. (The)	1,122,618	11,900,974
	Spur Corp., Ltd.	574,906	567,148
	Standard Bank Group, Ltd.	8,280,680	54,146,469
#*	Steinhoff International Holdings NV	8,772,794	465,641
#*	Sun International, Ltd.	2,443,138	2,028,617
#*	Super Group, Ltd.	4,789,863	5,371,292
#	Telkom SA SOC, Ltd.	2,878,343	4,529,110
	Tiger Brands, Ltd.	1,271,994	15,777,919

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Tongaat Hulett, Ltd.	1,116,566	$413,008
	Transaction Capital, Ltd.	1,472,330	1,798,065
	Trencor, Ltd.	752,676	190,905
	Truworths International, Ltd.	3,006,266	5,799,182
#	Tsogo Sun Gaming, Ltd.	3,717,273	795,358
*	Tsogo Sun Hotels, Ltd.	45,493	3,823
#	Vodacom Group, Ltd.	3,459,770	26,072,738
#	Wilson Bayly Holmes-Ovcon, Ltd.	646,586	3,373,231
	Woolworths Holdings, Ltd.	5,672,242	12,183,175

TOTAL SOUTH AFRICA			1,065,007,642

SOUTH KOREA — (13.4%)
*	3S Korea Co., Ltd.	29,727	53,945
	ABco Electronics Co., Ltd.	47,446	273,001
*	Able C&C Co., Ltd.	33,758	217,978
	ABOV Semiconductor Co., Ltd.	76,705	642,791
#*	Abpro Bio Co., Ltd.	780,310	561,084
*	Actoz Soft Co., Ltd.	21,729	204,800
*	ADTechnology Co., Ltd.	17,822	369,320
#*	Advanced Cosmeceutical Technology Co., Ltd.	19,800	14,658
#*	Advanced Digital Chips, Inc.	135,297	92,590
	Advanced Nano Products Co., Ltd.	23,322	576,394
	Advanced Process Systems Corp.	16,979	316,161
	Aekyung Petrochemical Co., Ltd.	99,672	637,972
	AfreecaTV Co., Ltd.	63,363	3,359,670
#*	Agabang&Company	129,782	292,164
	Ahn-Gook Pharmaceutical Co., Ltd.	11,439	124,116
	Ahnlab, Inc.	30,912	1,722,791
	AJ Networks Co., Ltd.	129,852	409,399
#*	Ajin Industrial Co., Ltd.	222,120	571,886
	AK Holdings, Inc.	34,498	523,309
#*	ALUKO Co., Ltd.	318,003	1,221,999
*	Aminologics Co., Ltd.	99,988	172,825
	Amorepacific Corp.	51,815	7,279,263
	AMOREPACIFIC Group	69,455	2,686,638
*	Amotech Co., Ltd.	32,159	858,808
*	Anam Electronics Co., Ltd.	17,717	35,292
*	Ananti, Inc.	134,572	995,185
*	Anapass, Inc.	9,928	178,871
#*	Apact Co., Ltd.	25,621	141,252
*	Aprogen Healthcare & Games, Inc.	139,949	76,174
*	Aprogen KIC, Inc.	11,732	17,729
*	Aprogen pharmaceuticals, Inc.	135,557	150,558
*	APS Holdings Corp.	75,920	460,400
	Asia Cement Co., Ltd.	13,094	642,865
	ASIA Holdings Co., Ltd.	8,398	584,520
#	Asia Paper Manufacturing Co., Ltd.	41,382	1,128,998
*	Asiana Airlines, Inc.	418,441	1,334,804
#	Atec Co., Ltd.	32,288	852,428
*	A-Tech Solution Co., Ltd.	36,570	322,277
#	Atinum Investment Co., Ltd.	233,113	472,904
#	AUK Corp.	222,265	461,076
#	Aurora World Corp.	43,295	332,844
	Austem Co., Ltd.	119,678	300,895
#	Autech Corp.	91,542	1,012,729
	Avaco Co., Ltd.	89,288	719,016
	Avatec Co., Ltd.	14,678	106,659
	Baiksan Co., Ltd.	95,747	381,086
#*	Barun Electronics Co., Ltd.	8,951	30,913

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Barunson Entertainment & Arts Corp.	176,803	$223,248
#	Bcworld Pharm Co., Ltd.	29,936	500,124
	BGF Co., Ltd.	458,690	1,625,379
	BGF retail Co., Ltd.	2,274	236,470
#*	BH Co., Ltd.	180,247	3,266,000
*	Binex Co., Ltd.	62,691	1,356,933
	Binggrae Co., Ltd.	29,393	1,444,832
#*	Biolog Device Co., Ltd.	170,537	228,442
#	BioSmart Co., Ltd.	65,588	576,722
#*	Biotoxtech Co., Ltd.	41,407	388,451
	BIT Computer Co., Ltd.	42,093	325,330
	Bixolon Co., Ltd.	15,244	57,310
*	Bluecom Co., Ltd.	101,870	536,173
	BNK Financial Group, Inc.	1,377,213	6,727,727
#	Boditech Med, Inc.	64,797	1,821,969
#*	Bohae Brewery Co., Ltd.	385,716	281,712
#	BoKwang Industry Co., Ltd.	62,071	356,112
	Bolak Co., Ltd.	39,990	76,467
	Bookook Securities Co., Ltd.	8,890	165,072
	Boryung Pharmaceutical Co., Ltd.	93,588	1,163,304
#*	Bosung Power Technology Co., Ltd.	152,717	254,612
#*	Brain Contents Co., Ltd.	393,554	166,727
	Bubang Co., Ltd.	36,879	78,395
	Bukwang Pharmaceutical Co., Ltd.	54,440	1,121,680
	Busan City Gas Co., Ltd.	1,989	86,886
	BYC Co., Ltd.	354	75,783
*	BYON Co., Ltd.	88,291	147,400
*	Byucksan Corp.	191,136	308,713
*	CammSys Corp.	475,664	1,155,015
*	Capro Corp.	248,345	669,538
#	Caregen Co., Ltd.	12,761	677,454
	Cell Biotech Co., Ltd.	15,137	211,928
*	Celltrion Pharm, Inc.	10,415	1,007,460
#*	Celltrion, Inc.	229,454	48,993,849
	Changhae Ethanol Co., Ltd.	22,808	252,362
*	Charm Engineering Co., Ltd.	145,084	166,867
	Cheil Worldwide, Inc.	356,350	6,594,772
#	Chemtronics Co., Ltd.	87,309	1,393,969
#	Cheryong Electric Co., Ltd.	36,800	159,536
#*	ChinHung International, Inc.	115,198	228,581
	Chinyang Holdings Corp.	108,748	258,586
*	Choa Pharmaceutical Co.	83,140	351,276
	Chokwang Paint, Ltd.	53,005	232,647
	Chong Kun Dang Pharmaceutical Corp.	29,855	4,036,197
	Chongkundang Holdings Corp.	16,882	1,453,761
#	Choong Ang Vaccine Laboratory	25,530	386,971
#*	Chorokbaem Media Co., Ltd.	499,529	932,910
	Chosun Refractories Co., Ltd.	3,426	223,713
#	Chungdahm Learning, Inc.	41,020	744,437
*	CJ CGV Co., Ltd.	140,436	2,508,583
	CJ CheilJedang Corp.	32,782	10,484,228
	CJ Corp.	150,626	10,127,296
	CJ ENM Co., Ltd.	23,369	2,730,409
	CJ Freshway Corp.	54,224	778,659
#*	CJ Logistics Corp.	34,624	4,886,680
#*	CJ Seafood Corp.	101,038	398,172
	CKD Bio Corp.	23,710	826,365
	Clean & Science Co., Ltd.	41,158	1,123,766
	CLIO Cosmetics Co., Ltd.	14,021	195,992

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	CMG Pharmaceutical Co., Ltd.	335,957	$1,347,886
*	CODI-M Co., Ltd.	79,491	24,603
	Com2uSCorp.	37,367	3,685,258
	Commax Co., Ltd.	59,749	238,980
*	Coreana Cosmetics Co., Ltd.	107,894	506,413
	Cosmax BTI, Inc.	22,385	328,200
*	COSMAX NBT, Inc.	50,417	363,867
	Cosmax, Inc.	32,552	3,031,948
*	Cosmecca Korea Co., Ltd.	13,224	140,136
*	CosmoAM&T Co., Ltd.	69,185	817,140
*	Cosmochemical Co., Ltd.	47,412	323,668
*	COSON Co., Ltd.	55,462	257,184
	Coway Co., Ltd.	195,350	11,961,767
#	Coweaver Co., Ltd.	28,980	240,650
	COWELL FASHION Co., Ltd.	233,945	1,196,639
*	Creative & Innovative System	130,591	732,015
	Crown Confectionery Co., Ltd.	17,528	127,642
	CROWNHAITAI Holdings Co., Ltd.	49,318	386,167
	CS Wind Corp.	29,266	2,586,042
#*	CTC BIO, Inc.	54,395	352,767
	Cuckoo Holdings Co., Ltd.	6,369	514,471
#	Cuckoo Homesys Co., Ltd.	26,782	919,385
*	Curo Co., Ltd.	458,866	244,078
	Cymechs, Inc.	29,356	337,788
	D.I Corp.	80,638	277,695
*	DA Technology Co., Ltd.	8,114	50,771
	Dae Dong Industrial Co., Ltd.	140,209	821,789
	Dae Han Flour Mills Co., Ltd.	9,588	1,175,604
	Dae Hwa Pharmaceutical Co., Ltd.	37,256	438,538
	Dae Hyun Co., Ltd.	208,457	332,973
	Dae Won Chemical Co., Ltd.	205,806	264,318
	Dae Won Kang Up Co., Ltd.	220,492	787,148
#*	Dae Young Packaging Co., Ltd.	447,378	424,154
	Daea TI Co., Ltd.	256,268	1,303,800
	Daebongls Co., Ltd.	14,698	129,972
	Daechang Co., Ltd.	411,555	422,120
	Daechang Forging Co., Ltd.	3,604	105,488
	Daeduck Co., Ltd.	47,317	257,406
*	Daeduck Electronics Co., Ltd.	81,787	718,016
*	Daehan New Pharm Co., Ltd.	84,566	866,400
	Daehan Steel Co., Ltd.	90,995	528,863
*	Dae-Il Corp.	30,719	37,818
*	Daejoo Electronic Materials Co., Ltd.	40,099	1,307,002
	Daekyo Co., Ltd.	144,250	482,339
	Daelim B&Co Co., Ltd.	86,995	420,710
	Daelim Construction Co., Ltd.	18,618	392,277
	Daelim Industrial Co., Ltd.	186,129	12,864,293
*	Daemyung Sonoseason Co., Ltd.	130,075	120,279
#	Daeryuk Can Co., Ltd.	77,313	290,765
	Daesang Corp.	213,092	4,531,820
	Daesang Holdings Co., Ltd.	121,302	1,027,651
	Daesung Energy Co., Ltd.	13,173	61,629
*	Daesung Industrial Co., Ltd.	102,667	271,598
*	Daewon Cable Co., Ltd.	42,694	35,715
*	Daewon Media Co., Ltd.	59,661	341,355
	Daewon Pharmaceutical Co., Ltd.	107,820	1,700,255
	Daewon San Up Co., Ltd.	78,902	401,738
*	Daewoo Electronic Components Co., Ltd.	117,721	280,492
*	Daewoo Engineering & Construction Co., Ltd.	864,251	2,299,653

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	$4,214,686
	Daewoong Co., Ltd.	76,207	1,589,586
	Daewoong Pharmaceutical Co., Ltd.	5,873	475,166
*	Dahaam E-Tec Co., Ltd.	1,420	25,842
	Daihan Pharmaceutical Co., Ltd.	43,089	1,110,811
	Daishin Securities Co., Ltd.	315,359	3,754,015
*	Danal Co., Ltd.	227,028	995,709
#	Danawa Co., Ltd.	37,501	990,808
	Daou Data Corp.	128,774	1,231,544
	Daou Technology, Inc.	261,366	4,340,154
*	Dasan Networks, Inc.	86,944	787,093
#	Dawonsys Co., Ltd.	61,227	1,137,837
#*	Dayou Automotive Seat Technology Co., Ltd.	397,667	276,695
#*	Dayou Plus Co., Ltd.	397,817	271,198
	DB Financial Investment Co., Ltd.	272,310	928,269
	DB HiTek Co., Ltd.	217,462	6,174,266
	DB Insurance Co., Ltd.	451,939	17,669,055
*	DB, Inc.	744,696	449,275
	DCM Corp.	29,903	286,168
*	Dentium Co., Ltd.	8,968	296,217
#*	Deutsch Motors, Inc.	181,168	896,025
*	Development Advance Solution Co., Ltd.	31,713	142,731
	DGB Financial Group, Inc.	1,130,850	6,210,059
	DHP Korea Co., Ltd.	56,903	378,649
#	DI Dong Il Corp.	11,282	835,082
	Digital Chosun Co., Ltd.	58,393	131,380
#	Digital Daesung Co., Ltd.	16,113	97,158
#	Digital Power Communications Co., Ltd.	169,180	1,424,524
*	DIO Corp.	47,458	1,230,020
*	Diostech Co., Ltd.	150,001	40,749
#	Display Tech Co., Ltd.	15,091	46,027
	DMS Co., Ltd.	102,584	812,658
*	DNF Co., Ltd.	22,732	252,842
	Dohwa Engineering Co., Ltd.	4,996	32,322
	Dong A Eltek Co., Ltd.	49,726	343,659
#	Dong Ah Tire & Rubber Co., Ltd.	42,226	339,319
	Dong-A Socio Holdings Co., Ltd.	6,093	572,186
	Dong-A ST Co., Ltd.	21,564	1,599,090
#	Dong-Ah Geological Engineering Co., Ltd.	101,855	1,301,629
*	Dongbang Transport Logistics Co., Ltd.	94,917	159,939
	Dongbu Corp.	65,579	648,831
#	Dongil Industries Co., Ltd.	13,945	848,687
	Dongjin Semichem Co., Ltd.	243,568	5,910,719
	DongKook Pharmaceutical Co., Ltd.	114,750	2,455,042
	Dongkuk Industries Co., Ltd.	310,646	921,826
*	Dongkuk Steel Mill Co., Ltd.	502,050	2,693,170
	Dongkuk Structures & Construction Co., Ltd.	182,787	1,239,423
	Dongsuh Cos., Inc.	67,390	1,719,383
	Dongsung Chemical Co., Ltd.	14,071	192,720
	DONGSUNG Corp.	188,961	669,538
	Dongsung Finetec Co., Ltd.	59,725	501,584
#	Dongwha Enterprise Co., Ltd.	29,398	920,009
	Dongwha Pharm Co., Ltd.	34,948	555,695
	Dongwon Development Co., Ltd.	418,381	1,552,078
	Dongwon F&B Co., Ltd.	9,285	1,324,015
	Dongwon Industries Co., Ltd.	13,290	2,372,140
	Dongwon Systems Corp.	34,291	689,244
#*	Dongwoo Farm To Table Co., Ltd.	15,270	41,856
	Dongyang E&P, Inc.	46,307	654,320

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongyang Steel Pipe Co., Ltd.	197,431	$174,412
	Doosan Bobcat, Inc.	136,980	3,500,429
	Doosan Co., Ltd.	47,691	1,972,067
*	Doosan Fuel Cell Co., Ltd.	174,279	6,459,245
#*	Doosan Heavy Industries & Construction Co., Ltd.	996,870	12,130,614
#*	Doosan Infracore Co., Ltd.	1,297,192	9,597,810
*	Doosan Solus Co., Ltd.	96,063	2,706,670
	DoubleUGames Co., Ltd.	62,404	3,406,825
	Douzone Bizon Co., Ltd.	91,725	8,087,019
	DRB Holding Co., Ltd.	31,713	174,683
*	Dreamus Co.	11,216	47,793
#*	DRTECH Corp.	44,089	56,127
	DTR Automotive Corp.	37,505	731,141
*	Duk San Neolux Co., Ltd.	61,343	1,612,029
	DY Corp.	120,530	427,908
	DY POWER Corp.	65,903	620,100
	e Tec E&C, Ltd.	13,898	1,299,531
	E1 Corp.	19,152	769,039
	Eagon Industrial, Ltd.	26,278	187,324
#*	Easy Bio, Inc.	11,905	805,985
	Easy Holdings Co., Ltd.	289,666	993,963
	Ecopro Co., Ltd.	92,442	3,509,641
	e-Credible Co., Ltd.	6,969	148,111
	Eehwa Construction Co., Ltd.	9,771	43,133
#*	EG Corp.	12,698	94,993
#*	Ehwa Technologies Information Co., Ltd.	2,763,000	342,286
	Elcomtec Co., Ltd.	135,076	170,113
	e-LITECOM Co., Ltd.	14,782	139,532
	E-MART, Inc.	64,566	8,128,724
*	EMKOREA Co., Ltd.	75,370	387,362
*	EM-Tech Co., Ltd.	76,300	704,861
#*	EMW Co., Ltd.	94,607	43,460
*	Enex Co., Ltd.	60,387	51,587
#	ENF Technology Co., Ltd.	85,541	2,964,713
	Eo Technics Co., Ltd.	13,987	1,091,385
	Estechpharma Co., Ltd.	26,942	248,945
*	ESTsoft Corp.	3,612	25,975
#*	E-TRON Co., Ltd.	1,461,912	348,867
	Eugene Corp.	417,364	1,552,481
	Eugene Investment & Securities Co., Ltd.	663,129	2,102,453
#	Eugene Technology Co., Ltd.	51,018	1,224,183
*	Eusu Holdings Co., Ltd.	82,415	387,670
*	Exem Co., Ltd.	37,161	121,675
	Ezwel Co., Ltd.	22,230	189,989
	F&F Co., Ltd.	32,125	2,593,906
	Farmsco	72,024	293,817
	FarmStory Co., Ltd.	70,655	67,880
*	Feelux Co., Ltd.	258,988	684,524
	Fila Holdings Corp.	277,396	9,465,241
	Fine DNC Co., Ltd.	47,807	80,492
#	Fine Semitech Corp.	103,744	1,841,034
*	Firstec Co., Ltd.	71,326	126,303
#	Foosung Co., Ltd.	221,721	1,759,838
	Fursys, Inc.	12,434	323,273
	Gabia, Inc.	40,503	475,670
	Galaxia Moneytree Co., Ltd.	13,555	40,902
*	Gamevil, Inc.	19,646	525,993
	Gaon Cable Co., Ltd.	13,579	245,523
	Gemvaxlink Co., Ltd.	211,531	223,428

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Genie Music Corp.	31,944	$113,531
	Geumhwa PSC Co., Ltd.	2,366	58,071
*	Gigalane Co., Ltd.	90,126	141,371
#	Global Standard Technology Co., Ltd.	62,920	839,101
#	GMB Korea Corp.	85,618	538,544
*	GNCO Co., Ltd.	415,936	403,392
	GOLFZON Co., Ltd.	22,537	1,418,033
#	Golfzon Newdin Holdings Co., Ltd.	223,953	1,262,803
#*	Good People Co., Ltd.	96,647	129,919
	Grand Korea Leisure Co., Ltd.	190,505	2,026,295
	Green Cross Cell Corp.	6,130	206,468
	Green Cross Corp.	15,138	4,022,095
	Green Cross Holdings Corp.	78,036	1,552,602
*	Green Non-Life Insurance Co., Ltd.	14,915	0
	GS Engineering & Construction Corp.	381,827	9,059,725
#*	GS Global Corp.	379,694	562,450
	GS Holdings Corp.	486,407	14,216,869
	GS Home Shopping, Inc.	25,553	3,135,545
	GS Retail Co., Ltd.	177,855	5,050,538
	Gwangju Shinsegae Co., Ltd.	3,500	476,006
#*	GY Commerce Co., Ltd.	128,715	47,856
	Hae In Corp.	15,042	66,965
	HAESUNG DS Co., Ltd.	54,775	841,489
	Haesung Industrial Co., Ltd.	35,227	314,606
#	Haimarrow Food Service Co., Ltd.	194,781	513,713
	Haitai Confectionery & Foods Co., Ltd.	40,768	298,239
#*	Halla Corp.	171,933	509,078
	Halla Holdings Corp.	77,346	2,169,850
	Han Kuk Carbon Co., Ltd.	126,442	1,071,368
	Hana Financial Group, Inc.	1,014,001	27,390,655
	Hana Micron, Inc.	244,422	1,579,288
#	Hana Tour Service, Inc.	60,077	2,062,397
*	Hanall Biopharma Co., Ltd.	70,885	1,744,368
#*	Hancom MDS, Inc.	13,827	146,652
*	Hancom, Inc.	81,461	1,238,042
	Handok, Inc.	36,657	971,170
	Handsome Co., Ltd.	102,866	2,543,293
	Hanil Holdings Co., Ltd.	15,629	621,223
	Hanil Hyundai Cement Co., Ltd.	5,301	113,419
#*	Hanjin Heavy Industries & Construction Co., Ltd.	166,855	1,014,224
#	Hanjin Kal Corp.	34,317	2,259,086
	Hanjin Transportation Co., Ltd.	73,031	3,048,659
	Hankook AtlasBX Co., Ltd.	255	10,975
	Hankook Cosmetics Manufacturing Co., Ltd.	5,885	202,880
	Hankook Shell Oil Co., Ltd.	5,183	1,095,920
	Hankook Tire & Technology Co., Ltd.	508,157	14,235,621
	Hanla IMS Co., Ltd.	4,352	21,394
	Hanmi Pharm Co., Ltd.	16,934	3,939,725
	Hanmi Science Co., Ltd.	32,585	1,537,871
	Hanmi Semiconductor Co., Ltd.	80,009	771,558
#	HanmiGlobal Co., Ltd.	62,832	479,186
#	Hanon Systems	798,183	7,914,903
	Hans Biomed Corp.	38,098	745,669
	Hansae Co., Ltd.	79,799	1,252,312
#	Hansae Yes24 Holdings Co., Ltd.	107,868	545,102
	Hanshin Construction	73,802	864,515
#	Hanshin Machinery Co.	130,040	177,964
	Hansol Chemical Co., Ltd.	50,428	6,291,232
*	Hansol Holdings Co., Ltd.	485,846	1,432,632

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hansol HomeDeco Co., Ltd.	481,896	$776,651
	Hansol Paper Co., Ltd.	185,081	2,233,233
*	Hansol Technics Co., Ltd.	195,654	1,492,727
	Hanssem Co., Ltd.	34,741	2,904,549
*	Hanwha Aerospace Co., Ltd.	249,329	5,569,038
	Hanwha Corp.	399,933	8,529,045
*	Hanwha General Insurance Co., Ltd.	517,920	1,281,538
*	Hanwha Investment & Securities Co., Ltd.	1,015,864	1,556,523
	Hanwha Life Insurance Co., Ltd.	2,034,142	2,773,239
	Hanwha Solutions Corp.	673,677	26,186,920
	Hanyang Eng Co., Ltd.	90,734	881,205
	Hanyang Securities Co., Ltd.	11,785	92,338
*	Harim Co., Ltd.	200,781	457,679
	Harim Holdings Co., Ltd.	76,884	441,727
#	HB Technology Co., Ltd.	253,292	406,045
	HDC Holdings Co., Ltd.	248,105	2,194,217
	HDC Hyundai Engineering Plastics Co., Ltd.	103,147	528,254
#	HDC I-Controls Co., Ltd.	22,652	189,453
*	Heung-A Shipping Co., Ltd.	418,319	35,668
*	Heungkuk Fire & Marine Insurance Co., Ltd.	157,831	372,992
	High Tech Pharm Co., Ltd.	21,787	225,121
	Hite Jinro Co., Ltd.	101,130	3,003,023
	Hitejinro Holdings Co., Ltd.	49,977	646,481
#*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	567,319
*	HMM Co., Ltd.	398,875	3,178,505
#*	Home Center Holdings Co., Ltd.	164,515	178,136
*	Homecast Co., Ltd.	85,344	224,093
#	Hotel Shilla Co., Ltd.	138,775	9,147,989
	HS Industries Co., Ltd.	366,183	2,293,118
	HS R&A Co., Ltd.	294,600	507,351
#*	HSD Engine Co., Ltd.	104,384	423,709
	Huchems Fine Chemical Corp.	118,372	2,399,539
*	Hugel, Inc.	12,147	2,262,323
*	Humax Co., Ltd.	73,125	299,354
	Humedix Co., Ltd.	31,665	607,456
#*	Huneed Technologies	79,988	392,702
	Huons Co., Ltd.	51,393	2,540,299
	Huons Global Co., Ltd.	50,954	1,270,846
#	Huvis Corp.	133,799	948,022
#	Huvitz Co., Ltd.	63,825	384,780
#	Hwa Shin Co., Ltd.	95,901	225,517
#	Hwacheon Machine Tool Co., Ltd.	3,319	89,185
#	Hwail Pharm Co., Ltd.	46,878	422,068
#	Hwangkum Steel & Technology Co., Ltd.	53,686	306,836
	HwaSung Industrial Co., Ltd.	77,393	821,092
	Hy-Lok Corp.	62,440	578,489
*	Hyosung Advanced Materials Corp.	24,691	2,931,898
	Hyosung Chemical Corp.	20,005	2,240,389
	Hyosung Corp.	54,736	3,589,718
	Hyosung TNC Co., Ltd.	23,590	2,995,289
	HyosungITX Co., Ltd.	8,136	144,571
*	Hyulim ROBOT Co., Ltd.	115,766	146,879
	Hyundai Bioland Co., Ltd.	41,103	810,668
*	Hyundai Bioscience Co., Ltd.	56,841	554,438
	Hyundai BNG Steel Co., Ltd.	85,559	554,320
*	Hyundai Construction Equipment Co., Ltd.	92,753	2,052,041
	Hyundai Corp Holdings, Inc.	28,838	269,594
	Hyundai Corp.	49,866	610,047
	Hyundai Department Store Co., Ltd.	62,181	3,265,791

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Electric & Energy System Co., Ltd.	90,416	$1,203,878
	Hyundai Elevator Co., Ltd.	82,318	2,714,020
	Hyundai Engineering & Construction Co., Ltd.	230,610	6,286,683
	Hyundai Glovis Co., Ltd.	119,013	17,687,173
	Hyundai Greenfood Co., Ltd.	291,096	1,872,376
	Hyundai Heavy Industries Holdings Co., Ltd.	46,043	8,762,065
	Hyundai Home Shopping Network Corp.	40,309	2,520,410
	Hyundai Hy Communications & Networks Co., Ltd.	305,040	843,768
	Hyundai Livart Furniture Co., Ltd.	86,141	1,174,005
	Hyundai Marine & Fire Insurance Co., Ltd.	592,001	12,193,237
	Hyundai Mipo Dockyard Co., Ltd.	178,360	4,438,534
	Hyundai Mobis Co., Ltd.	112,064	22,453,533
	Hyundai Motor Co.	273,788	40,075,994
	Hyundai Motor Securities Co., Ltd.	137,344	1,305,781
	Hyundai Pharmaceutical Co., Ltd.	39,143	206,218
*	Hyundai Rotem Co., Ltd.	100,303	1,325,391
	Hyundai Steel Co.	301,346	7,747,172
	Hyundai Telecommunication Co., Ltd.	47,349	291,197
	Hyundai Wia Corp.	128,810	4,783,367
#	HyVision System, Inc.	47,645	459,416
	I&C Technology Co., Ltd.	23,375	81,202
	i3system, Inc.	22,022	418,917
#*	iA, Inc.	623,338	278,989
#	ICD Co., Ltd.	65,269	830,239
*	IHQ, Inc.	567,618	677,369
*	Il Dong Pharmaceutical Co., Ltd.	31,099	474,423
	Iljin Diamond Co., Ltd.	17,918	768,766
*	Iljin Display Co., Ltd.	53,529	177,921
*	Iljin Electric Co., Ltd.	86,144	206,004
	Iljin Holdings Co., Ltd.	104,126	442,285
	Iljin Materials Co., Ltd.	35,973	1,367,285
#	Ilshin Spinning Co., Ltd.	12,280	744,996
#*	Ilshin Stone Co., Ltd.	134,868	237,334
#	ilShinbiobase Co., Ltd.	119,594	649,780
	Ilsung Pharmaceuticals Co., Ltd.	3,576	245,640
	Ilyang Pharmaceutical Co., Ltd.	48,569	3,071,773
	iMarketKorea, Inc.	110,659	833,129
	InBody Co., Ltd.	78,092	1,052,787
*	INCON Co., Ltd.	15,665	29,598
*	Incross Co., Ltd.	9,948	353,560
	Industrial Bank of Korea	1,061,407	7,706,468
#*	Infinitt Healthcare Co., Ltd.	44,793	247,500
	INITECH Co., Ltd.	27,616	103,360
	Innocean Worldwide, Inc.	28,722	1,497,964
	InnoWireless, Inc.	21,914	978,994
#*	Innox Advanced Materials Co., Ltd.	54,055	2,120,721
#*	Inscobee, Inc.	222,514	443,439
*	Insun ENT Co., Ltd.	84,076	677,086
	Intelligent Digital Integrated Security Co., Ltd.	20,066	429,799
*	Interflex Co., Ltd.	52,039	623,754
	Interojo Co., Ltd.	55,380	989,369
	Interpark Corp.	470,983	886,245
	INTOPS Co., Ltd.	102,901	1,482,215
	Inzi Controls Co., Ltd.	42,989	389,042
	INZI Display Co., Ltd.	124,958	392,928
*	Iones Co., Ltd.	30,757	208,127
	IS Dongseo Co., Ltd.	117,558	3,971,622
#	ISC Co., Ltd.	53,055	844,482
	i-SENS, Inc.	58,633	1,416,104

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	ISU Chemical Co., Ltd.	105,222	$983,930
	IsuPetasys Co., Ltd.	124,399	418,662
	It’s Hanbul Co., Ltd.	9,529	240,678
#*	Jahwa Electronics Co., Ltd.	101,955	1,251,214
#	JASTECH, Ltd.	37,761	252,887
*	Jayjun Cosmetic Co., Ltd.	118,202	263,101
	JB Financial Group Co., Ltd.	1,737,986	7,851,995
*	JC Hyun System, Inc.	57,068	388,455
*	Jcontentree Corp.	32,131	702,076
#*	Jeju Semiconductor Corp.	83,002	258,650
*	Jejuair Co., Ltd.	69,115	791,448
#*	Jeongsan Aikang Co., Ltd.	125,996	198,731
	Jinro Distillers Co., Ltd.	10,945	298,740
	Jinsung T.E.C	76,654	677,051
	JLS Co., Ltd.	38,347	211,547
*	JNK Heaters Co., Ltd.	21,580	151,788
	Jusung Engineering Co., Ltd.	229,730	1,417,397
#	JVM Co., Ltd.	15,359	454,771
	JW Holdings Corp.	73,367	343,343
	JW Life Science Corp.	35,153	559,925
	JW Pharmaceutical Corp.	44,928	1,227,710
	JYP Entertainment Corp.	180,607	4,925,882
	Kakao Corp.	24,900	7,260,614
*	Kanglim Co., Ltd.	17,922	24,614
	Kangnam Jevisco Co., Ltd.	30,776	435,824
	Kangwon Land, Inc.	230,469	4,300,412
#	KAON Media Co., Ltd.	131,806	677,045
	KB Financial Group, Inc.	1,155,887	41,345,821
#	KB Financial Group, Inc., ADR	439,337	15,697,511
	KC Co., Ltd.	56,156	1,184,551
	KC Green Holdings Co., Ltd.	105,220	385,846
#	KC Tech Co., Ltd.	66,992	1,322,934
	KCC Corp.	32,238	4,374,919
#	KCC Engineering & Construction Co., Ltd.	66,356	413,963
*	KCC Glass Corp.	30,292	794,506
	KCI, Ltd.	7,564	67,581
	KCO Energy, Inc.	70	0
*	KD Corp.	54,387	57,038
#*	KEC Corp.	566,370	1,010,495
#	KEPCO Engineering & Construction Co., Inc.	43,939	604,017
	KEPCO Plant Service & Engineering Co., Ltd.	96,518	2,345,247
#	Keyang Electric Machinery Co., Ltd.	167,779	427,997
*	KEYEAST Co., Ltd.	96,668	913,785
#	KG Eco Technology Service Co., Ltd.	169,587	613,744
	Kginicis Co., Ltd.	111,969	1,871,310
	KGMobilians Co., Ltd.	75,381	559,416
#*	KH Vatec Co., Ltd.	79,037	1,191,780
	Kia Motors Corp.	987,684	44,296,774
	KINX, Inc.	4,462	322,033
	KISCO Corp.	130,306	534,162
	KISCO Holdings Co., Ltd.	45,474	465,957
	KISWIRE, Ltd.	55,511	678,814
#*	Kiwi Media Group Co., Ltd.	1,506,170	37,332
	KIWOOM Securities Co., Ltd.	68,454	6,261,862
	KL-Net Corp.	116,727	270,287
	KM Corp.	6,557	78,008
	KMH Co., Ltd.	76,042	1,632,479
#*	KMW Co., Ltd.	28,876	1,600,601
#	Kocom Co., Ltd.	25,809	138,715

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Kodaco Co., Ltd.	203,665	$215,941
	Koentec Co., Ltd.	54,279	405,709
	Koh Young Technology, Inc.	34,394	2,420,470
	Kolmar BNH Co., Ltd.	44,329	2,039,555
	Kolmar Korea Holdings Co., Ltd.	50,051	1,051,020
	Kolon Corp.	50,494	907,434
#	Kolon Global Corp.	68,716	1,069,977
	Kolon Industries, Inc.	167,127	5,259,445
	Kolon Plastic, Inc.	73,775	249,418
	Komelon Corp.	7,669	56,678
	KoMiCo, Ltd.	10,430	339,152
*	KONA I Co., Ltd.	6,532	157,821
	Korea Aerospace Industries, Ltd.	242,168	4,689,313
	Korea Airport Service Co., Ltd.	97	2,546
#	Korea Alcohol Industrial Co., Ltd.	74,450	837,416
	Korea Asset In Trust Co., Ltd.	255,135	832,126
	Korea Autoglass Corp.	89,999	1,120,692
#	Korea Cast Iron Pipe Industries Co., Ltd.	29,890	210,925
#*	Korea Circuit Co., Ltd.	61,216	685,140
*	Korea District Heating Corp.	17,823	572,736
#*	Korea Electric Power Corp., Sponsored ADR	672,517	5,810,547
*	Korea Electric Power Corp.	328,558	5,795,563
	Korea Electric Terminal Co., Ltd.	48,134	1,960,274
#	Korea Electronic Certification Authority, Inc.	46,611	235,080
	Korea Electronic Power Industrial Development Co., Ltd.	93,274	301,284
	Korea Export Packaging Industrial Co., Ltd.	9,242	151,263
	Korea Flange Co., Ltd.	151,815	259,469
	Korea Gas Corp.	130,926	3,166,737
*	Korea Information & Communications Co., Ltd.	64,365	473,682
#	Korea Information Certificate Authority, Inc.	31,107	196,110
	Korea Investment Holdings Co., Ltd.	296,806	18,129,484
*	Korea Line Corp.	1,123,570	1,588,127
*	Korea Materials & Analysis Corp.	98,437	116,935
	Korea Petrochemical Ind Co., Ltd.	30,410	5,227,813
	Korea Real Estate Investment & Trust Co., Ltd.	771,733	1,225,613
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	83,238	5,804,179
	Korea United Pharm, Inc.	48,035	2,035,546
	Korea Zinc Co., Ltd.	30,565	10,337,305
*	Korean Air Lines Co., Ltd.	692,941	12,304,099
	Korean Reinsurance Co.	848,200	5,563,790
	Kortek Corp.	84,288	597,838
	KPX Chemical Co., Ltd.	15,304	649,058
#*	KSIGN Co., Ltd.	111,591	142,020
	KSS LINE, Ltd.	143,752	1,181,778
	KT Corp., Sponsored ADR	309,798	2,980,257
	KT Corp.	35,348	690,359
*	KT Hitel Co., Ltd.	95,811	422,290
	KT Skylife Co., Ltd.	196,628	1,651,172
#	KT Submarine Co., Ltd.	92,378	449,542
	KT&G Corp.	307,789	21,977,408
#	KTB Investment & Securities Co., Ltd.	360,786	814,110
#	KTCS Corp.	235,785	423,370
	Ktis Corp.	209,053	442,498
#	Kuk Young G&M	79,758	283,779
#	Kukbo Design Co., Ltd.	21,962	297,439
#	Kukdo Chemical Co., Ltd.	26,527	1,010,470
	Kukdong Oil & Chemicals Co., Ltd.	45,496	133,219
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	1,544,659
#*	Kukje Pharma Co., Ltd.	23,155	187,749

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Kum Yang Co., Ltd.	19,425	$81,979
	Kumho Industrial Co., Ltd.	97,708	606,248
	Kumho Petrochemical Co., Ltd.	128,692	15,222,728
*	Kumho Tire Co., Inc.	609,813	1,916,095
	Kumkang Kind Co., Ltd.	122,176	463,628
	Kwang Dong Pharmaceutical Co., Ltd.	218,470	1,754,428
#	Kwang Myung Electric Co., Ltd.	106,295	181,579
	Kyeryong Construction Industrial Co., Ltd.	64,593	1,175,584
	Kyobo Securities Co., Ltd.	156,376	921,061
	Kyongbo Pharmaceutical Co., Ltd.	55,105	464,552
	Kyung Dong Navien Co., Ltd.	35,842	1,688,484
	Kyung Nong Corp.	12,631	128,706
#	Kyungbang Co., Ltd.	102,618	973,357
	KyungDong City Gas Co., Ltd.	22,137	364,761
	Kyungdong Pharm Co., Ltd.	62,505	511,911
	Kyung-In Synthetic Corp.	97,671	565,613
	L&F Co., Ltd.	69,776	2,437,873
*	L&K Biomed Co., Ltd.	26,871	246,170
#*	LabGenomics Co., Ltd.	30,845	803,358
#	LB Semicon, Inc.	309,634	2,511,627
	Leadcorp, Inc. (The)	130,935	794,446
*	Leaders Cosmetics Co., Ltd.	3,037	9,855
	LEENO Industrial, Inc.	51,287	5,516,600
#*	Leenos Corp.	81,145	75,232
	LF Corp.	177,233	2,295,668
	LG Chem, Ltd.	79,668	43,441,443
	LG Corp.	262,300	15,706,274
#*	LG Display Co., Ltd., ADR	569,722	3,572,157
#*	LG Display Co., Ltd.	1,654,429	20,658,042
	LG Electronics, Inc.	869,500	64,638,147
	LG Hausys, Ltd.	67,714	3,961,800
	LG HelloVision Co., Ltd.	251,531	846,177
	LG Household & Health Care, Ltd.	27,426	36,363,548
	LG Innotek Co., Ltd.	92,587	12,551,699
	LG International Corp.	223,277	3,061,266
	LG Uplus Corp.	1,204,736	11,793,845
	LIG Nex1 Co., Ltd.	48,734	1,208,642
#	Lion Chemtech Co., Ltd.	55,748	352,289
#*	Livefinancial Co., Ltd.	141,553	158,592
#	LMS Co., Ltd.	33,118	274,732
*	Lock & Lock Co., Ltd.	87,156	803,220
*	LONGTU KOREA, Inc.	2,592	11,123
*	LOT Vacuum Co., Ltd.	57,892	859,293
	Lotte Chemical Corp.	43,402	8,976,147
	Lotte Chilsung Beverage Co., Ltd.	11,265	857,752
	Lotte Confectionery Co., Ltd.	787	68,487
	Lotte Corp.	70,584	1,779,211
	LOTTE Fine Chemical Co., Ltd.	153,724	6,602,801
	Lotte Food Co., Ltd.	2,883	777,048
	LOTTE Himart Co., Ltd.	67,421	1,831,734
*	Lotte Non-Life Insurance Co., Ltd.	671,683	984,998
	Lotte Shopping Co., Ltd.	40,801	3,021,368
#*	Lotte Tour Development Co., Ltd.	21,895	279,779
#	LS Cable & System Asia, Ltd.	52,587	339,085
	LS Corp.	87,605	4,013,139
	LS Electric Co., Ltd.	105,020	4,611,415
*	Lumens Co., Ltd.	191,159	280,063
*	Lutronic Corp.	71,530	312,170
*	LVMC Holdings	333,787	900,924

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Macquarie Korea Infrastructure Fund	1,256,585	$12,207,328
	Maeil Holdings Co., Ltd.	49,818	349,420
	MAKUS, Inc.	17,927	69,446
	Mando Corp.	270,835	8,608,368
#*	Maniker Co., Ltd.	735,403	433,901
#	Mcnex Co., Ltd.	99,175	2,909,257
#*	ME2ON Co., Ltd.	194,785	995,812
*	Mediana Co., Ltd.	4,014	50,984
#*	Medience Co., Ltd.	37,164	51,523
*	Medipost Co., Ltd.	9,503	251,227
#	Medy-Tox, Inc.	26,476	4,330,021
	Meerecompany, Inc.	15,910	491,560
#	MegaStudy Co., Ltd.	64,702	656,950
	MegaStudyEdu Co., Ltd.	64,900	1,984,010
	Meritz Financial Group, Inc.	297,335	2,476,064
	Meritz Fire & Marine Insurance Co., Ltd.	500,359	6,138,958
	Meritz Securities Co., Ltd.	2,065,114	6,028,520
	META BIOMED Co., Ltd.	46,200	106,082
#*	Mgame Corp.	85,404	352,295
	Mi Chang Oil Industrial Co., Ltd.	3,141	173,970
#	MiCo, Ltd.	168,474	2,254,181
	Minwise Co., Ltd.	66,136	868,894
	Mirae Asset Daewoo Co., Ltd.	1,117,897	8,328,779
	Mirae Asset Life Insurance Co., Ltd.	453,305	1,517,878
*	Mirae Corp.	24,107	62,993
	Miwon Chemicals Co., Ltd.	1,485	73,982
	Miwon Commercial Co., Ltd.	3,977	343,492
	Miwon Specialty Chemical Co., Ltd.	10,292	904,178
	MK Electron Co., Ltd.	140,020	1,129,080
*	MNTech Co., Ltd.	113,061	258,234
*	Mobile Appliance, Inc.	34,266	160,606
	Modetour Network, Inc.	50,955	625,968
	Monalisa Co., Ltd.	53,629	249,547
	Moorim P&P Co., Ltd.	196,125	540,736
#	Moorim Paper Co., Ltd.	190,936	395,810
	Motonic Corp.	42,474	426,290
#*	MP Group, Inc.	104,321	22,668
#*	Muhak Co., Ltd.	98,728	553,763
#	Multicampus Co., Ltd.	17,880	572,161
*	MyungMoon Pharm Co., Ltd.	69,474	367,730
#	Nam Hwa Construction Co., Ltd.	34,033	345,335
#	Namhae Chemical Corp.	97,701	685,426
*	NamKwang Engineering & Construction Co., Ltd.	4,022	34,714
#*	Namsun Aluminum Co., Ltd.	565,100	1,981,358
*	Namuga Co., Ltd.	16,252	273,638
	Namyang Dairy Products Co., Ltd.	2,458	554,011
*	NanoenTek, Inc.	6,498	53,062
	Nasmedia Co., Ltd.	22,380	614,912
*	Nature & Environment Co., Ltd.	51,916	60,834
	NAVER Corp.	163,139	41,742,520
	NCSoft Corp.	21,902	15,048,510
	NeoPharm Co., Ltd.	37,299	891,918
*	Neowiz	71,991	1,336,560
	NEOWIZ HOLDINGS Corp.	24,725	337,985
#	NEPES Corp.	147,428	3,728,317
#*Ω	Netmarble Corp.	28,980	3,010,740
*	New Power Plasma Co., Ltd.	11,645	67,554
	Nexen Corp.	189,956	673,085
	Nexen Tire Corp.	312,568	1,448,025

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Next Entertainment World Co., Ltd.	44,760	$150,803
*	NextEye Co., Ltd.	28,610	46,089
	Nexturn Co., Ltd.	9,371	70,869
	NH Investment & Securities Co., Ltd.	515,094	4,364,001
*	NHN Corp.	31,421	1,933,647
	NHN KCP Corp.	79,803	4,740,843
	NICE Holdings Co., Ltd.	208,433	3,321,731
	Nice Information & Telecommunication, Inc.	57,704	1,183,728
#	NICE Information Service Co., Ltd.	253,794	4,369,849
	NICE Total Cash Management Co., Ltd.	151,119	768,378
#*	NK Co., Ltd.	195,316	174,848
	Nong Shim Holdings Co., Ltd.	17,596	1,124,900
#	Nong Woo Bio Co., Ltd.	22,919	195,784
#	NongShim Co., Ltd.	9,619	2,448,206
	Noroo Holdings Co., Ltd.	17,027	137,586
#	NOROO Paint & Coatings Co., Ltd.	77,213	477,197
	NPC	89,214	234,462
#	NS Shopping Co., Ltd.	128,176	1,387,997
*	nTels Co., Ltd.	4,593	31,656
	Nuri Telecom Co., Ltd.	46,052	289,303
*	NUVOTEC Co., Ltd.	46,960	58,852
*	OCI Co., Ltd.	93,588	5,152,808
#*	Omnisystem Co., Ltd.	105,167	244,940
	Openbase, Inc.	89,344	258,417
#	Opto Device Technology Co., Ltd.	72,879	324,323
	OptoElectronics Solutions Co., Ltd.	44,988	1,752,612
#	OPTRON-TEC, Inc.	195,078	1,069,393
#*	Orbitech Co., Ltd.	60,366	219,302
*	Orientbio, Inc.	138,146	182,748
	Orion Corp.	30,176	2,891,425
	Orion Holdings Corp.	212,684	2,332,176
#*	OSANGJAIEL Co., Ltd.	38,370	427,476
*	Osstem Implant Co., Ltd.	83,386	2,867,747
#*	Osung Advanced Materials Co., Ltd.	231,893	690,590
	Ottogi Corp.	4,097	1,920,675
#	Paik Kwang Industrial Co., Ltd.	169,605	460,505
*	Pan Ocean Co., Ltd.	959,073	3,053,624
	Pang Rim Co., Ltd.	34,057	51,418
#	Pan-Pacific Co., Ltd.	306,517	421,278
	Paradise Co., Ltd.	104,217	1,176,216
	Partron Co., Ltd.	335,922	2,891,811
*	Paru Co., Ltd.	106,491	273,162
*	Pearl Abyss Corp.	10,593	1,883,910
	Pharma Research Products Co., Ltd.	12,639	672,286
*	Pharmicell Co., Ltd.	97,848	1,528,042
	PI Advanced Materials Co., Ltd.	85,454	2,177,061
*	PNE Solution Co., Ltd.	52,975	841,140
#*	Pobis TNC Co., Ltd.	348,388	282,318
#*	POLUS BioPharm, Inc.	44,171	8,941
	POSCO, Sponsored ADR	395,138	18,298,841
	POSCO	240,194	44,340,814
	POSCO Chemical Co., Ltd.	47,061	3,093,685
	Posco ICT Co., Ltd.	261,944	1,551,168
	Posco International Corp.	377,319	4,456,418
#	Posco M-Tech Co., Ltd.	120,524	449,256
	Power Logics Co., Ltd.	171,065	1,197,193
#	Protec Co., Ltd.	35,870	851,355
	PS TEC Co., Ltd.	37,133	142,856
#	PSK, Inc.	79,405	2,185,905

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Pulmuone Co., Ltd.	105,860	$1,464,218
#	Pungkuk Alcohol Industry Co., Ltd.	27,641	484,963
	Pyeong Hwa Automotive Co., Ltd.	75,333	505,842
*	RaonSecure Co., Ltd.	39,956	116,654
	Rayence Co., Ltd.	36,773	347,359
*	Redrover Co., Ltd.	372,004	37,497
#	Reyon Pharmaceutical Co., Ltd.	21,606	357,705
	RFHIC Corp.	10,310	317,046
*	RFTech Co., Ltd.	93,446	826,542
*	Robostar Co., Ltd.	11,293	125,936
	S Net Systems, Inc.	58,918	364,800
	S&S Tech Corp.	39,811	1,192,283
	S&T Corp.	5,847	77,719
	S&T Dynamics Co., Ltd.	183,649	845,529
	S&T Holdings Co., Ltd.	68,531	839,054
#	S&T Motiv Co., Ltd.	73,394	3,280,333
#*	S.Y. Co., Ltd.	147,220	468,234
	S-1 Corp.	82,528	5,931,257
	Sajo Industries Co., Ltd.	19,679	493,120
	Sajodaerim Corp.	2,461	29,261
*	Sajodongaone Co., Ltd.	20,593	14,952
	Sam Chun Dang Pharm Co., Ltd.	43,712	2,063,506
#*	SAM KANG M&T Co., Ltd.	69,895	938,750
	Sam Kwang Glass Co., Ltd.	23,939	804,025
#	Sam Young Electronics Co., Ltd.	97,628	673,939
	Sam Yung Trading Co., Ltd.	97,142	1,172,067
	Sambo Corrugated Board Co., Ltd.	17,238	127,379
#*	Sambo Motors Co., Ltd.	77,790	440,765
*	Sambon Electronics Co., Ltd.	62,983	92,943
	Samchully Co., Ltd.	12,871	866,647
*	Samchuly Bicycle Co., Ltd.	8,435	62,600
#	Samho Development Co., Ltd.	159,080	560,121
	SAMHWA Paints Industrial Co., Ltd.	67,880	292,841
	Samick Musical Instruments Co., Ltd.	248,383	297,939
#	Samick THK Co., Ltd.	36,331	327,417
	Samil Pharmaceutical Co., Ltd.	8,986	167,693
#	Samji Electronics Co., Ltd.	51,364	498,191
#	Samjin LND Co., Ltd.	95,857	282,207
	Samjin Pharmaceutical Co., Ltd.	81,359	1,856,870
*	Samkee Corp.	249,407	672,698
	Sammok S-Form Co., Ltd.	29,195	193,593
	SAMPYO Cement Co., Ltd.	212,168	635,807
*Ω	Samsung Biologics Co., Ltd.	8,919	5,389,725
	Samsung C&T Corp.	110,281	10,802,670
	Samsung Card Co., Ltd.	140,432	3,644,565
#	Samsung Electro-Mechanics Co., Ltd.	240,915	28,634,690
	Samsung Electronics Co., Ltd.	19,583,730	984,388,104
*	Samsung Engineering Co., Ltd.	328,787	3,437,926
	Samsung Fire & Marine Insurance Co., Ltd.	142,403	22,516,190
*	Samsung Heavy Industries Co., Ltd.	1,025,714	4,610,551
	Samsung Life Insurance Co., Ltd.	154,077	8,624,018
#*	Samsung Pharmaceutical Co., Ltd.	232,980	730,274
	Samsung Publishing Co., Ltd.	4,454	94,340
	Samsung SDI Co., Ltd.	36,176	14,251,038
	Samsung SDS Co., Ltd.	62,750	9,363,778
	Samsung Securities Co., Ltd.	231,688	6,599,707
	SAMT Co., Ltd.	320,421	628,295
	Samwha Capacitor Co., Ltd.	47,700	2,145,557
#	Samwha Electric Co., Ltd.	16,326	260,083

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Corp.	25,145	$1,071,783
	Samyang Foods Co., Ltd.	27,260	2,329,834
	Samyang Holdings Corp.	33,138	1,817,010
	Samyang Tongsang Co., Ltd.	11,508	627,955
	Sang-A Frontec Co., Ltd.	48,694	1,716,988
*	Sangbo Corp.	104,283	109,989
#	Sangsangin Co., Ltd.	314,241	1,622,806
	Sangsin Energy Display Precision Co., Ltd.	25,727	287,229
	SaraminHR Co., Ltd.	39,297	811,158
#	Satrec Initiative Co., Ltd.	22,982	479,965
	SAVEZONE I&C Corp.	104,700	249,479
*	SBI Investment Korea Co., Ltd.	193,051	141,811
*	SBS Media Holdings Co., Ltd.	319,536	464,375
#*	SBW	1,765,553	956,232
#*	S-Connect Co., Ltd.	230,038	432,025
#*	SD Biotechnologies Co., Ltd.	36,398	170,487
#*	SDN Co., Ltd.	201,770	753,015
	Seah Besteel Corp.	96,113	800,092
	SeAH Holdings Corp.	495	30,751
	SeAH Steel Corp.	15,642	1,136,615
#	SeAH Steel Holdings Corp.	15,620	619,941
	Sebang Co., Ltd.	90,492	720,724
	Sebang Global Battery Co., Ltd.	61,684	1,498,879
	Seegene, Inc.	48,834	11,183,452
	Sejin Heavy Industries Co., Ltd.	32,101	193,468
#	Sejong Industrial Co., Ltd.	91,862	702,190
*	Sejong Telecom, Inc.	1,779,080	467,508
#	Sekonix Co., Ltd.	61,933	312,214
#*	Selvas AI, Inc.	76,838	180,743
	Sempio Foods Co.	8,094	311,974
	Semyung Electric Machinery Co., Ltd.	4,892	16,358
#	S-Energy Co., Ltd.	112,260	759,391
*	Seobu T&D	204,512	1,102,287
#	Seohan Co., Ltd.	841,006	1,019,552
	Seohee Construction Co., Ltd.	337,899	338,912
	Seojin System Co., Ltd.	18,316	571,159
*	Seoul Auction Co., Ltd.	16,679	66,287
#*	Seoul Food Industrial Co., Ltd.	1,169,428	154,542
#	Seoul Pharma Co., Ltd.	20,628	211,013
	Seoul Semiconductor Co., Ltd.	193,052	2,987,159
#	Seoulin Bioscience Co., Ltd.	27,867	281,316
	SEOWONINTECH Co., Ltd.	30,019	166,984
	Seoyon Co., Ltd.	129,667	1,045,021
	Seoyon E-Hwa Co., Ltd.	36,254	141,818
	Sewha P&C, Inc.	6,930	24,568
#*	Sewon Cellontech Co., Ltd.	190,028	454,499
	Sewon Precision Industry Co., Ltd.	8,303	11,100
	SEWOONMEDICAL Co., Ltd.	119,343	372,917
#	SFA Engineering Corp.	118,581	3,826,899
*	SFA Semicon Co., Ltd.	611,660	2,672,409
#*	SG Corp.	380,523	194,197
#*	SH Energy & Chemical Co., Ltd.	492,639	340,671
#*	Shin Poong Pharmaceutical Co., Ltd.	40,984	4,560,596
	Shindaeyang Paper Co., Ltd.	15,591	704,506
	Shinhan Financial Group Co., Ltd.	1,478,212	40,107,237
#	Shinhan Financial Group Co., Ltd., ADR	296,626	7,982,206
#	Shinil Electronics Co., Ltd.	224,260	355,048
	Shinsegae Engineering & Construction Co., Ltd.	20,226	390,881
#	Shinsegae Food Co., Ltd.	13,590	621,751

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae International, Inc.	8,380	$1,054,258
	Shinsegae, Inc.	47,921	8,838,923
#*	Shinsung E&G Co., Ltd.	541,943	1,433,586
#*	Shinsung Tongsang Co., Ltd.	503,272	833,786
	Shinwha Intertek Corp.	240,196	548,972
#*	Shinwon Corp.	300,027	359,515
	Shinyoung Securities Co., Ltd.	26,970	1,092,358
#	SHOWBOX Corp.	283,166	673,977
*	Signetics Corp.	272,494	167,400
#	SIGONG TECH Co., Ltd.	67,289	275,600
	Silicon Works Co., Ltd.	52,466	2,115,566
	Silla Co., Ltd.	49,175	402,585
#	SIMMTECH Co., Ltd.	125,218	1,879,801
	SIMPAC, Inc.	77,838	156,113
	Sindoh Co., Ltd.	35,420	691,720
	Sinil Pharm Co., Ltd.	21,225	418,660
#	SinSin Pharmaceutical Co., Ltd.	16,393	115,380
	SK Chemicals Co., Ltd.	11,069	3,396,481
	SK D&D Co., Ltd.	26,088	940,367
	SK Discovery Co., Ltd.	107,275	5,990,321
	SK Holdings Co., Ltd.	66,171	10,775,836
	SK Hynix, Inc.	2,287,099	162,253,318
	SK Innovation Co., Ltd.	179,331	20,044,437
#	SK Materials Co., Ltd.	22,194	4,371,231
	SK Networks Co., Ltd.	1,480,375	5,938,031
#	SK Securities Co., Ltd.	3,486,638	2,160,480
	SK Telecom Co., Ltd., Sponsored ADR	28,295	595,893
	SK Telecom Co., Ltd.	49,785	9,440,688
	SKC Co., Ltd.	59,578	3,887,872
	SL Corp.	96,561	1,239,629
*	SM Culture & Contents Co., Ltd.	84,196	113,943
*	SM Entertainment Co., Ltd.	53,663	1,376,996
#*	S-MAC Co., Ltd.	861,286	1,372,708
	SMCore, Inc.	6,422	36,072
#*	SMEC Co., Ltd.	181,561	331,906
*	SNU Precision Co., Ltd.	68,293	233,405
	S-Oil Corp.	46,162	2,229,296
#*	Solborn, Inc.	92,627	328,307
*	Solid, Inc.	81,917	638,096
	Songwon Industrial Co., Ltd.	150,359	1,893,527
#*	Sonokong Co., Ltd.	62,623	88,698
*	Soulbrain Co., Ltd.	28,074	5,378,859
	Soulbrain Holdings Co., Ltd.	34,719	1,323,493
	SPC Samlip Co., Ltd.	18,575	1,038,138
	SPG Co., Ltd.	49,432	307,866
	Spigen Korea Co., Ltd.	17,324	955,078
#	Ssangyong Cement Industrial Co., Ltd.	504,185	2,471,374
#*	Ssangyong Motor Co.	365,833	1,418,812
*	ST Pharm Co., Ltd.	29,504	1,571,867
	Suheung Co., Ltd.	46,167	2,004,856
	Sun Kwang Co., Ltd.	26,496	550,938
#*	SundayToz Corp.	23,349	403,341
	Sung Bo Chemicals Co., Ltd.	63,949	229,037
	Sung Kwang Bend Co., Ltd.	146,579	765,644
#*	Sungchang Enterprise Holdings, Ltd.	540,902	801,652
	Sungdo Engineering & Construction Co., Ltd.	78,386	273,724
	Sungshin Cement Co., Ltd.	174,096	1,009,521
	Sungwoo Hitech Co., Ltd.	417,416	1,312,103
#	Sunjin Co., Ltd.	92,108	816,441

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#*	Sunny Electronics Corp.	119,120	$456,898
#*	Suprema, Inc.	23,021	556,813
*	Synopex, Inc.	309,966	1,272,705
	Systems Technology, Inc.	67,715	889,084
	Tae Kyung Industrial Co., Ltd.	49,374	218,039
	Taekwang Industrial Co., Ltd.	2,933	1,846,356
*	Taewoong Co., Ltd.	65,836	752,493
	Taeyoung Engineering & Construction Co., Ltd.	199,845	1,770,586
*	Taihan Electric Wire Co., Ltd.	942,855	727,717
*	Taihan Fiberoptics Co., Ltd.	284,013	892,681
*	Taihan Textile Co., Ltd.	3,055	92,353
#	Tailim Packaging Co., Ltd.	141,994	635,934
#	TechWing, Inc.	74,580	1,155,734
*	Tego Science, Inc.	414	9,157
*	Telcon RF Pharmaceutical, Inc.	175,381	935,908
	Telechips, Inc.	52,440	580,904
	TES Co., Ltd.	58,139	1,277,595
*	Theragen Etex Co., Ltd.	21,162	184,713
*	Thinkware Systems Corp.	59,187	487,306
#*	TK Chemical Corp.	425,126	631,920
	TK Corp.	118,686	622,958
*	TOBESOFT Co., Ltd.	10,029	16,745
#	Tokai Carbon Korea Co., Ltd.	36,878	3,015,954
#*	Tong Yang Moolsan Co., Ltd.	697,095	878,760
	Tongyang Life Insurance Co., Ltd.	361,507	1,009,692
#	Tongyang, Inc.	1,211,561	1,190,919
*	Tonymoly Co., Ltd.	15,374	124,681
	Top Engineering Co., Ltd.	106,655	858,123
	Toptec Co., Ltd.	95,895	1,283,513
	Tovis Co., Ltd.	131,202	698,872
	TS Corp.	34,446	563,127
*	T’way Holdings, Inc.	65,901	51,972
*	TY Holdings Co., Ltd.	192,662	3,455,247
	UBCare Co., Ltd.	73,933	552,696
	Ubiquoss Holdings, Inc.	23,512	533,582
#	Ubiquoss, Inc.	20,226	543,007
	UIL Co., Ltd.	77,480	259,771
	Uju Electronics Co., Ltd.	50,213	1,227,004
*	Uni-Chem Co., Ltd.	21,981	25,544
#	Unick Corp.	63,959	442,788
	Unid Co., Ltd.	47,148	1,809,942
	Union Semiconductor Equipment & Materials Co., Ltd.	92,662	549,172
#	Uniquest Corp.	63,201	565,381
*	Unison Co., Ltd.	239,545	1,091,943
#	UniTest, Inc.	77,391	1,510,298
	Value Added Technology Co., Ltd.	49,947	914,125
*	Viatron Technologies, Inc.	47,800	363,274
#*	VICTEK Co., Ltd.	75,937	480,001
	Vieworks Co., Ltd.	39,106	995,708
	Visang Education, Inc.	56,082	315,720
#	Vitzrocell Co., Ltd.	89,663	1,387,032
*	Vivien Corp.	1,830	5,074
*	W Holding Co., Ltd.	254,127	69,853
*	Webzen, Inc.	65,124	1,846,257
#*	Welcron Co., Ltd.	23,706	143,866
	Wemade Co., Ltd.	33,329	1,171,486
#	Whanin Pharmaceutical Co., Ltd.	49,039	628,292
#*	WillBes & Co. (The)	501,613	520,616
#	Winix, Inc.	52,263	915,197

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Wins Co., Ltd.	39,739	$553,812
#	WiSoL Co., Ltd.	197,113	2,596,529
#*	WIZIT Co., Ltd.	316,484	191,819
*	WONIK CUBE Corp.	64,656	92,468
*	Wonik Holdings Co., Ltd.	282,483	1,051,685
*	WONIK IPS Co., Ltd.	55,442	1,581,689
	Wonik Materials Co., Ltd.	54,043	1,262,401
*	Wonik QnC Corp.	39,655	526,204
	Woojin, Inc.	10,731	40,208
	Woori Financial Group, Inc.	1,456,460	11,499,637
*	Woori Investment Bank Co., Ltd.	2,043,055	928,528
*	Woori Technology Investment Co., Ltd.	59,779	176,970
#*	Woori Technology, Inc.	183,605	187,563
#*	Wooridul Pharmaceutical, Ltd.	51,632	587,824
#	Woorison F&G Co., Ltd.	172,798	299,827
#	Woory Industrial Co., Ltd.	33,002	486,678
#*	Woosu AMS Co., Ltd.	132,228	921,534
#	WooSung Feed Co., Ltd.	162,652	431,680
	Worldex Industry & Trading Co., Ltd.	18,504	225,200
	Y G-1 Co., Ltd.	123,380	547,563
*	Yeong Hwa Metal Co., Ltd.	36,310	55,267
*	Yest Co., Ltd.	20,395	149,913
*	YG Entertainment, Inc.	27,777	957,930
*	YIK Corp.	14,394	68,318
*	YJM Games Co., Ltd.	128,890	144,238
*	YMC Co., Ltd.	33,067	225,405
	Yonwoo Co., Ltd.	22,729	375,428
	Yoosung Enterprise Co., Ltd.	134,656	321,184
	Youlchon Chemical Co., Ltd.	57,701	774,907
	Young Poong Corp.	2,563	1,093,051
	Young Poong Precision Corp.	79,053	529,729
	Youngone Corp.	147,354	3,706,389
	Youngone Holdings Co., Ltd.	40,502	1,276,936
#*	YoungWoo DSP Co., Ltd.	112,767	150,505
	YTN Co., Ltd.	12,525	35,277
*	Yuanta Securities Korea Co., Ltd.	983,785	2,354,459
	Yuhan Corp.	128,835	6,779,957
	YuHwa Securities Co., Ltd.	32,205	63,388
*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,671,187
*	Yuyang DNU Co., Ltd.	38,183	15,395
#	Yuyu Pharma, Inc.	14,689	176,416
#	Zeus Co., Ltd.	39,435	619,629

TOTAL SOUTH KOREA			3,348,224,631

TAIWAN — (16.0%)
	Sino American Electronic Co.	247,836	0
	Aaeon Technology, Inc.	5,000	11,898
#	ABC Taiwan Electronics Corp.	440,613	312,670
	Ability Enterprise Co., Ltd.	2,413,974	1,091,786
#*	Ability Opto-Electronics Technology Co., Ltd.	387,471	442,428
#	AcBel Polytech, Inc.	1,913,468	1,749,368
	Accton Technology Corp.	1,829,369	13,290,895
	Ace Pillar Co., Ltd.	213,000	183,023
#	Acer, Inc.	12,663,595	10,583,274
#	ACES Electronic Co., Ltd.	871,000	985,755
*	Acon Holding, Inc.	1,339,000	399,604
#	Acter Group Corp., Ltd.	333,705	2,188,908
	Action Electronics Co., Ltd.	1,476,000	580,608
#	Actron Technology Corp.	338,757	1,022,489

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	A-DATA Technology Co., Ltd.	957,465	$1,849,395
	Addcn Technology Co., Ltd.	134,146	971,124
	Advanced Ceramic X Corp.	221,000	2,772,395
	Advanced International Multitech Co., Ltd.	1,049,000	1,422,597
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	59,619	29,811
#*	Advanced Optoelectronic Technology, Inc.	451,000	324,676
	Advanced Power Electronics Corp.	59,000	82,797
	Advanced Wireless Semiconductor Co.	912,120	3,153,487
#	Advancetek Enterprise Co., Ltd.	1,501,662	1,003,454
#	Advantech Co., Ltd.	1,036,465	10,493,022
	Aerospace Industrial Development Corp.	3,097,000	2,968,867
#*	AGV Products Corp.	3,458,603	895,378
	Airmate Cayman International Co., Ltd.	19,682	15,857
	Airtac International Group	275,299	7,411,284
	Alchip Technologies, Ltd.	381,000	6,465,612
#	Alcor Micro Corp.	189,000	114,535
#*	ALI Corp.	1,258,256	1,274,842
#	Allied Circuit Co., Ltd.	92,000	360,629
#	Allis Electric Co., Ltd.	666,855	661,997
#	Alltek Technology Corp.	829,304	576,304
#	Alltop Technology Co., Ltd.	379,000	1,017,502
	Alpha Networks, Inc.	2,383,873	2,155,070
#	Altek Corp.	2,348,159	2,114,976
#	Amazing Microelectronic Corp.	450,085	1,279,122
*	Ambassador Hotel (The)	1,786,000	1,917,678
	Ampire Co., Ltd.	330,000	219,568
#	AMPOC Far-East Co., Ltd.	587,567	685,743
*	AmTRAN Technology Co., Ltd.	7,624,944	2,719,947
	Anderson Industrial Corp.	296,247	82,305
#	Anpec Electronics Corp.	441,702	1,225,697
#	Apacer Technology, Inc.	641,005	816,869
#	APAQ Technology Co., Ltd.	259,520	446,303
	APCB, Inc.	1,086,000	779,028
#	Apex Biotechnology Corp.	530,625	444,672
#	Apex International Co., Ltd.	791,916	2,057,852
#	Apex Medical Corp.	365,463	378,290
	Apex Science & Engineering	567,870	219,621
	Arcadyan Technology Corp.	948,759	3,315,222
	Ardentec Corp.	3,736,993	4,374,037
#	Argosy Research, Inc.	88,391	327,028
	ASE Technology Holding Co., Ltd., ADR	483,471	2,209,462
	ASE Technology Holding Co., Ltd.	18,362,387	41,215,571
	Asia Cement Corp.	9,219,655	13,271,027
	Asia Electronic Material Co., Ltd.	211,000	116,771
#	Asia Optical Co., Inc.	1,490,000	3,319,959
*	Asia Pacific Telecom Co., Ltd.	6,898,415	2,266,399
#*	Asia Plastic Recycling Holding, Ltd.	1,473,533	380,401
	Asia Polymer Corp.	3,108,273	2,066,586
	Asia Tech Image, Inc.	317,000	562,597
#	Asia Vital Components Co., Ltd.	1,714,864	4,042,447
#	ASMedia Technology, Inc.	103,048	5,173,091
#	ASPEED Technology, Inc.	167,999	8,131,069
#	ASROCK, Inc.	202,000	1,163,810
	Asustek Computer, Inc.	2,259,861	19,200,026
	Aten International Co., Ltd.	552,715	1,589,817
#*	AU Optronics Corp.	38,122,497	15,397,033
#	Audix Corp.	575,375	896,718
#	AURAS Technology Co., Ltd.	516,303	3,967,007
	Aurona Industries, Inc.	463,000	271,319

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Aurora Corp.	351,258	$1,033,846
#	Avalue Technology, Inc.	387,000	678,568
	AVY Precision Technology, Inc.	1,013,396	833,796
	Awea Mechantronic Co., Ltd.	182,062	189,743
#	Axiomtek Co., Ltd.	314,000	558,887
*	Azurewave Technologies, Inc.	57,000	61,567
	Bank of Kaohsiung Co., Ltd.	4,595,571	1,615,521
	Baolong International Co., Ltd.	140,000	70,580
	Basso Industry Corp.	736,284	988,305
#	BenQ Materials Corp.	1,015,000	789,056
	BES Engineering Corp.	14,114,050	3,620,520
#	Bin Chuan Enterprise Co., Ltd.	801,257	760,903
	Bionet Corp.	41,000	52,200
	Bionime Corp.	157,000	388,389
#*	Biostar Microtech International Corp.	1,240,712	650,566
	Bioteque Corp.	418,680	2,015,318
#	Bizlink Holding, Inc.	784,291	6,031,012
*	Boardtek Electronics Corp.	571,000	507,050
	Bon Fame Co., Ltd.	146,000	192,703
#	Bright Led Electronics Corp.	574,180	268,247
#	Brighton-Best International Taiwan, Inc.	425,749	379,958
#	C Sun Manufacturing, Ltd.	836,740	912,748
*	Cameo Communications, Inc.	2,148,116	577,959
#	Capital Futures Corp.	657,808	843,628
	Capital Securities Corp.	20,235,554	7,721,649
#	Career Technology MFG. Co., Ltd.	3,786,001	3,827,552
#	Carnival Industrial Corp.	672,530	250,465
	Casetek Holdings, Ltd.	1,613,221	4,878,553
#	Caswell, Inc.	97,000	431,354
	Catcher Technology Co., Ltd.	2,450,872	15,493,228
	Cathay Chemical Works	32,000	20,085
	Cathay Financial Holding Co., Ltd.	28,895,816	38,828,276
	Cathay Real Estate Development Co., Ltd.	5,989,600	3,992,606
	Cayman Engley Industrial Co., Ltd.	308,801	814,160
	CCP Contact Probes Co., Ltd.	46,000	53,644
#	Celxpert Energy Corp.	558,000	798,544
	Center Laboratories, Inc.	1,365,975	3,031,219
	Central Reinsurance Co., Ltd.	1,048,312	742,502
	Chailease Holding Co., Ltd.	6,743,003	32,756,758
*	Chain Chon Industrial Co., Ltd.	1,538,000	489,620
#	ChainQui Construction Development Co., Ltd.	862,946	573,331
*	Champion Building Materials Co., Ltd.	2,971,390	644,272
	Chang Hwa Commercial Bank, Ltd.	23,579,169	14,059,337
#	Chang Wah Electromaterials, Inc.	1,908,190	1,474,447
#	Chang Wah Technology Co., Ltd.	502,980	805,795
	Channel Well Technology Co., Ltd.	997,000	1,360,974
#	Chant Sincere Co., Ltd.	124,000	151,958
	Charoen Pokphand Enterprise	1,118,620	2,690,865
#	Chaun-Choung Technology Corp.	161,000	1,301,960
	CHC Healthcare Group	560,000	727,959
#	CHC Resources Corp.	447,048	684,975
#	Chen Full International Co., Ltd.	514,000	716,923
#	Chenbro Micom Co., Ltd.	584,000	1,774,923
*	Cheng Fwa Industrial Co., Ltd.	58,000	21,202
#	Cheng Loong Corp.	6,371,160	7,569,695
#*	Cheng Mei Materials Technology Corp.	5,999,200	1,997,269
	Cheng Shin Rubber Industry Co., Ltd.	7,889,508	9,965,382
	Cheng Uei Precision Industry Co., Ltd.	3,382,630	4,786,634
	Chenming Electronic Technology Corp.	805,708	348,726

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chia Chang Co., Ltd.	776,000	$1,041,504
	Chia Hsin Cement Corp.	3,249,747	1,773,307
	Chian Hsing Forging Industrial Co., Ltd.	333,000	489,396
	Chicony Electronics Co., Ltd.	3,889,689	11,726,746
	Chicony Power Technology Co., Ltd.	1,202,696	2,813,081
#	Chieftek Precision Co., Ltd.	364,375	940,143
	Chien Kuo Construction Co., Ltd.	1,638,364	670,640
	Chilisin Electronics Corp.	1,827,925	6,756,244
	Chime Ball Technology Co., Ltd.	162,282	170,616
*	China Airlines, Ltd.	26,205,057	8,024,798
	China Bills Finance Corp.	3,921,000	1,988,261
	China Chemical & Pharmaceutical Co., Ltd.	1,553,000	1,236,567
	China Development Financial Holding Corp.	38,414,157	11,272,999
	China Ecotek Corp.	132,000	150,173
	China Electric Manufacturing Corp.	2,463,658	934,672
#	China Fineblanking Technology Co., Ltd.	341,620	478,237
#	China General Plastics Corp.	2,599,626	1,988,704
#	China Glaze Co., Ltd.	796,022	316,290
	China Life Insurance Co., Ltd.	11,873,223	7,962,261
*	China Man-Made Fiber Corp.	14,943,488	4,368,532
	China Metal Products	2,857,405	3,327,048
*	China Motor Corp.	1,922,286	2,987,302
	China Petrochemical Development Corp.	29,905,941	8,951,753
	China Steel Chemical Corp.	927,998	2,973,606
	China Steel Corp.	44,416,440	31,551,749
#	China Steel Structure Co., Ltd.	765,000	790,868
	China Wire & Cable Co., Ltd.	1,045,680	1,048,393
	Chinese Maritime Transport, Ltd.	644,964	553,088
#	Ching Feng Home Fashions Co., Ltd.	640,659	744,906
	Chin-Poon Industrial Co., Ltd.	3,365,617	3,570,889
#	Chipbond Technology Corp.	5,463,000	11,967,436
	ChipMOS Techinologies, Inc.	2,687,155	2,648,248
	ChipMOS Technologies, Inc., ADR	62,027	1,206,434
#	Chlitina Holding, Ltd.	398,000	2,438,818
#	Chong Hong Construction Co., Ltd.	1,075,739	2,996,271
	Chroma ATE, Inc.	1,332,705	6,349,718
	Chun YU Works & Co., Ltd.	1,435,000	808,331
	Chun Yuan Steel Industry Co., Ltd.	3,015,177	1,134,301
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,507,500	4,226,379
*	Chung Hung Steel Corp.	10,063,926	3,477,147
	Chung Hwa Food Industrial Co., Ltd.	16,650	52,521
#*	Chung Hwa Pulp Corp.	3,840,308	1,237,376
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	458,035
#	Chunghwa Precision Test Tech Co., Ltd.	130,000	3,078,311
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	295,888	11,178,648
	Chunghwa Telecom Co., Ltd.	6,972,000	26,156,786
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,758,000	755,100
	Cleanaway Co., Ltd.	616,000	3,395,420
	Clevo Co.	3,833,482	3,878,096
#	CMC Magnetics Corp.	10,741,944	2,986,589
	C-Media Electronics, Inc.	61,000	86,988
#	CoAsia Electronics Corp.	500,454	206,553
#	Collins Co., Ltd.	280,060	132,979
	Compal Electronics, Inc.	26,978,560	17,576,489
#	Compeq Manufacturing Co., Ltd.	6,634,000	10,125,273
	Compucase Enterprise	358,000	605,865
	Concord Securities Co., Ltd.	5,726,671	1,686,779
#	Concraft Holding Co., Ltd.	504,931	1,532,503
#	Continental Holdings Corp.	3,816,250	3,252,391

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Contrel Technology Co., Ltd.	942,000	$438,158
#	Coremax Corp.	326,545	597,221
	Coretronic Corp.	4,343,600	5,205,321
#	Co-Tech Development Corp.	918,800	1,236,608
#	Cowealth Medical Holding Co., Ltd.	180,369	189,062
#*	Coxon Precise Industrial Co., Ltd.	509,000	212,729
	Creative Sensor, Inc.	844,000	505,082
#*	CSBC Corp. Taiwan	1,128,157	971,188
	CTBC Financial Holding Co., Ltd.	64,354,931	40,640,775
	CTCI Corp.	3,605,896	4,910,354
	C-Tech United Corp.	174,819	89,335
#	Cub Elecparts, Inc.	432,765	2,402,528
#	CviLux Corp.	649,378	665,058
	Cyberlink Corp.	49,504	176,285
#	CyberPower Systems, Inc.	264,000	701,531
	CyberTAN Technology, Inc.	2,430,873	1,191,219
	Cypress Technology Co., Ltd.	293,179	609,580
	DA CIN Construction Co., Ltd.	1,710,809	1,623,732
#	Dadi Early-Childhood Education Group, Ltd.	172,502	1,049,483
	Dafeng TV, Ltd.	396,061	566,413
#	Da-Li Development Co., Ltd.	1,354,634	1,405,503
*	Danen Technology Corp.	464,279	355,748
	Darfon Electronics Corp.	1,281,700	1,774,651
#*	Darwin Precisions Corp.	3,110,304	1,203,426
	Davicom Semiconductor, Inc.	86,392	63,684
	Daxin Materials Corp.	334,500	935,337
#	De Licacy Industrial Co., Ltd.	1,677,469	1,066,148
#	Delpha Construction Co., Ltd.	978,754	528,896
	Delta Electronics, Inc.	3,713,028	24,704,326
	Depo Auto Parts Ind Co., Ltd.	974,634	1,607,713
	Dimerco Data System Corp.	56,000	105,183
#	Dimerco Express Corp.	910,000	2,106,414
*	D-Link Corp.	3,623,758	2,298,167
	Draytek Corp.	173,000	151,705
	Dyaco International, Inc.	43,408	201,007
#	DYNACOLOR, Inc.	254,000	259,569
#*	Dynamic Electronics Co., Ltd.	1,230,381	795,586
	Dynapack International Technology Corp.	874,000	2,439,758
	E Ink Holdings, Inc.	4,964,000	6,665,665
	E.Sun Financial Holding Co., Ltd.	49,321,201	41,933,665
	Eastern Media International Corp.	2,677,615	1,565,852
	Eclat Textile Co., Ltd.	849,518	11,303,795
#	ECOVE Environment Corp.	168,000	1,248,512
#	Edimax Technology Co., Ltd.	1,232,423	580,138
	Edison Opto Corp.	663,000	268,130
#	Edom Technology Co., Ltd.	1,336,038	851,198
#	eGalax_eMPIA Technology, Inc.	358,451	668,000
#	Egis Technology, Inc.	517,000	2,821,415
#	Elan Microelectronics Corp.	1,424,026	6,726,712
*	E-Lead Electronic Co., Ltd.	350,846	198,898
#	E-LIFE MALL Corp.	407,000	977,179
#	Elite Advanced Laser Corp.	839,320	1,860,820
#	Elite Material Co., Ltd.	1,911,839	10,045,291
	Elite Semiconductor Microelectronics Technology, Inc.	1,865,390	2,739,465
*	Elitegroup Computer Systems Co., Ltd.	3,247,028	1,926,468
	eMemory Technology, Inc.	334,000	6,680,549
#	Emerging Display Technologies Corp.	861,000	521,472
	Ennoconn Corp.	415,751	3,282,397
#	EnTie Commercial Bank Co., Ltd.	2,316,166	1,166,938

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Epileds Technologies, Inc.	362,000	$229,412
*	Epistar Corp.	7,546,261	8,863,250
	Eslite Spectrum Corp. (The)	33,550	90,795
	Eson Precision Ind. Co., Ltd.	711,000	834,544
	Eternal Materials Co., Ltd.	5,526,999	6,508,880
*	Etron Technology, Inc.	746,799	439,199
#	Eurocharm Holdings Co., Ltd.	163,000	537,702
	Eva Airways Corp.	19,579,695	7,399,554
*	Everest Textile Co., Ltd.	3,827,684	1,327,648
	Evergreen International Storage & Transport Corp.	5,152,000	2,605,315
*	Evergreen Marine Corp. Taiwan, Ltd.	17,445,920	11,542,522
	Everlight Chemical Industrial Corp.	3,567,756	2,041,847
	Everlight Electronics Co., Ltd.	3,728,570	4,950,782
#*	Everspring Industry Co., Ltd.	545,000	288,458
#	Excellence Opto, Inc.	141,000	162,853
	Excelliance Mos Corp.	147,000	547,672
#	Excelsior Medical Co., Ltd.	1,238,707	2,435,581
	EZconn Corp.	348,600	349,549
#	Far Eastern Department Stores, Ltd.	10,429,000	8,613,394
	Far Eastern International Bank	26,010,041	9,416,636
	Far Eastern New Century Corp.	12,616,705	11,390,483
	Far EasTone Telecommunications Co., Ltd.	7,283,000	15,284,775
	Faraday Technology Corp.	1,044,893	1,525,520
#	Farglory F T Z Investment Holding Co., Ltd.	787,385	833,907
	Farglory Land Development Co., Ltd.	3,466,105	5,337,788
#*	Federal Corp.	3,213,938	2,248,275
	Feedback Technology Corp.	167,200	387,710
	Feng Hsin Steel Co., Ltd.	2,992,131	5,968,231
	Feng TAY Enterprise Co., Ltd.	1,316,785	7,993,206
	Firich Enterprises Co., Ltd.	23,641	21,099
#*	First Copper Technology Co., Ltd.	1,857,000	609,856
	First Financial Holding Co., Ltd.	32,705,335	22,948,344
#	First Hi-Tec Enterprise Co., Ltd.	331,496	506,508
	First Hotel	1,220,293	561,449
	First Insurance Co., Ltd. (The)	2,208,640	996,477
#	First Steamship Co., Ltd.	4,441,961	1,365,086
#*	FIT Holding Co., Ltd.	895,436	1,120,616
	FLEXium Interconnect, Inc.	1,867,724	7,625,621
	Flytech Technology Co., Ltd.	684,070	1,443,403
	FocalTech Systems Co., Ltd.	1,180,507	2,115,907
	Forest Water Environment Engineering Co., Ltd.	271,277	405,101
#	Formosa Advanced Technologies Co., Ltd.	1,413,000	1,729,418
	Formosa Chemicals & Fibre Corp.	6,170,198	14,860,916
	Formosa International Hotels Corp.	414,975	1,851,879
#*	Formosa Laboratories, Inc.	669,467	1,127,347
#	Formosa Oilseed Processing Co., Ltd.	304,891	335,852
	Formosa Optical Technology Co., Ltd.	200,000	413,289
	Formosa Petrochemical Corp.	1,294,000	3,562,292
	Formosa Plastics Corp.	5,991,770	16,586,235
#	Formosa Sumco Technology Corp.	86,000	340,395
#	Formosa Taffeta Co., Ltd.	3,969,460	4,346,760
	Formosan Rubber Group, Inc.	2,378,143	1,672,637
#	Formosan Union Chemical	2,499,936	1,228,795
#	Fortune Electric Co., Ltd.	752,304	1,338,641
	Founding Construction & Development Co., Ltd.	1,440,882	798,980
#	Foxconn Technology Co., Ltd.	4,068,241	7,134,812
	Foxsemicon Integrated Technology, Inc.	485,402	2,945,919
	Froch Enterprise Co., Ltd.	1,721,384	617,340
	FSP Technology, Inc.	1,161,619	1,353,746

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Fubon Financial Holding Co., Ltd.	21,794,387	$31,047,298
#	Fulgent Sun International Holding Co., Ltd.	825,730	3,461,542
	Fullerton Technology Co., Ltd.	758,670	456,764
#*	Fulltech Fiber Glass Corp.	2,810,215	986,065
	Fwusow Industry Co., Ltd.	825,294	545,705
	G Shank Enterprise Co., Ltd.	1,235,510	801,784
*	G Tech Optoelectronics Corp.	220,955	132,308
#	Gallant Precision Machining Co., Ltd.	740,000	922,089
	Gamania Digital Entertainment Co., Ltd.	192,000	411,012
	GCS Holdings, Inc.	365,000	602,898
#	GEM Services, Inc.	444,970	864,549
#	Gemtek Technology Corp.	2,603,574	2,530,086
#	General Interface Solution Holding, Ltd.	1,547,000	6,151,618
#	General Plastic Industrial Co., Ltd.	563,478	529,742
	Generalplus Technology, Inc.	303,000	362,995
#	Genesys Logic, Inc.	527,000	1,241,517
#	Genius Electronic Optical Co., Ltd.	636,576	12,512,810
	Genmont Biotech, Inc.	76,314	60,215
#*	GeoVision, Inc.	215,840	185,260
	Getac Technology Corp.	2,317,281	3,815,078
	Giant Manufacturing Co., Ltd.	1,313,363	12,974,541
#	Giantplus Technology Co., Ltd.	2,347,000	846,500
#	Gigabyte Technology Co., Ltd.	2,726,750	6,861,080
#	Gigasolar Materials Corp.	93,820	584,428
#*	Gigastorage Corp.	2,359,253	2,133,439
	Ginko International Co., Ltd.	318,150	1,423,455
#	Global Brands Manufacture, Ltd.	2,359,973	1,789,742
#	Global Lighting Technologies, Inc.	276,000	976,548
	Global Mixed Mode Technology, Inc.	277,000	1,446,369
	Global PMX Co., Ltd.	300,000	1,775,733
	Global Unichip Corp.	451,000	4,093,899
#	Globalwafers Co., Ltd.	1,010,779	14,719,247
	Globe Union Industrial Corp.	1,621,820	870,240
#	Gloria Material Technology Corp.	4,809,885	2,594,948
#*	GlycoNex, Inc.	108,000	100,025
#*	Gold Circuit Electronics, Ltd.	1,640,747	2,525,257
	Golden Friends Corp.	104,400	208,357
	Goldsun Building Materials Co., Ltd.	7,566,965	6,944,365
	Good Will Instrument Co., Ltd.	205,342	161,652
#	Gourmet Master Co., Ltd.	619,102	2,266,115
	Grand Fortune Securities Co., Ltd.	1,034,000	295,695
#	Grand Ocean Retail Group, Ltd.	716,000	516,551
*	Grand Pacific Petrochemical	7,669,000	6,110,013
#	Grand Plastic Technology Corp.	124,000	1,532,225
	GrandTech CG Systems, Inc.	400,600	523,263
#	Grape King Bio, Ltd.	779,000	4,525,834
	Great China Metal Industry	1,191,000	897,842
	Great Taipei Gas Co., Ltd.	1,528,000	1,667,505
	Great Wall Enterprise Co., Ltd.	3,898,240	6,135,231
	Greatek Electronics, Inc.	2,524,000	4,397,617
*	Green Energy Technology, Inc.	2,077,221	4,357
	GTM Holdings Corp.	1,113,550	921,637
#	Hannstar Board Corp.	3,260,831	4,472,583
#*	HannStar Display Corp.	20,725,323	6,655,785
#	HannsTouch Solution, Inc.	4,409,862	1,536,399
	Hanpin Electron Co., Ltd.	450,000	450,834
#*	Harvatek Corp.	1,150,839	537,878
	Hey Song Corp.	1,998,500	2,272,872
	Hi-Clearance, Inc.	111,978	435,453

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Highlight Tech Corp.	459,842	$585,393
#	Highwealth Construction Corp.	5,237,243	7,606,833
#	HIM International Music, Inc.	102,200	359,569
#	Hiroca Holdings, Ltd.	503,221	954,650
#	Hitron Technology, Inc.	1,015,997	720,579
#	Hiwin Technologies Corp.	861,848	7,519,937
	Ho Tung Chemical Corp.	7,343,828	2,712,715
#*	Hocheng Corp.	2,520,300	790,450
	Hold-Key Electric Wire & Cable Co., Ltd.	91,901	39,072
#	Holiday Entertainment Co., Ltd.	524,400	1,106,366
#	Holtek Semiconductor, Inc.	1,343,000	3,312,057
	Holy Stone Enterprise Co., Ltd.	816,675	2,875,469
	Hon Hai Precision Industry Co., Ltd.	26,398,403	71,595,904
	Hong Pu Real Estate Development Co., Ltd.	2,047,554	1,702,496
#	Hong TAI Electric Industrial	1,932,000	1,017,294
	Hong YI Fiber Industry Co.	1,408,680	755,918
#	Horizon Securities Co., Ltd.	3,977,000	948,524
#	Hota Industrial Manufacturing Co., Ltd.	1,105,762	3,402,564
	Hotai Motor Co., Ltd.	900,000	18,968,787
	Hotron Precision Electronic Industrial Co., Ltd.	336,159	523,193
	Howarm United Industries Co.	115,310	0
	Hsin Kuang Steel Co., Ltd.	1,068,783	1,176,429
#	Hsin Yung Chien Co., Ltd.	219,555	622,096
	Hsing TA Cement Co.	496,222	326,941
#*	HTC Corp.	2,372,619	2,385,206
	Hu Lane Associate, Inc.	404,555	1,135,922
	HUA ENG Wire & Cable Co., Ltd.	3,861,000	1,452,986
	Hua Nan Financial Holdings Co., Ltd.	25,693,868	15,459,682
	Huaku Development Co., Ltd.	1,487,400	4,509,822
	Huang Hsiang Construction Corp.	1,033,735	1,400,378
	Hung Ching Development & Construction Co., Ltd.	1,138,000	732,733
	Hung Sheng Construction, Ltd.	4,640,504	2,776,932
	Huxen Corp.	231,072	388,214
*	Hwa Fong Rubber Industrial Co., Ltd.	1,701,112	666,187
	Hwacom Systems, Inc.	113,000	60,806
#	Ibase Technology, Inc.	794,345	1,104,581
	IBF Financial Holdings Co., Ltd.	18,062,141	7,429,951
	Ichia Technologies, Inc.	1,687,255	1,042,780
#*	I-Chiun Precision Industry Co., Ltd.	1,700,211	779,956
	IEI Integration Corp.	637,173	979,699
#	Infortrend Technology, Inc.	1,722,866	726,843
#	Info-Tek Corp.	475,000	298,841
#	Innodisk Corp.	550,121	2,883,398
#	Innolux Corp.	37,360,151	12,967,280
#	Inpaq Technology Co., Ltd.	394,550	599,099
	Intai Technology Corp.	244,800	833,638
#	Integrated Service Technology, Inc.	685,669	1,233,788
	IntelliEPI, Inc.	50,000	87,340
#	International CSRC Investment Holdings Co.	7,411,083	5,084,447
	International Games System Co., Ltd.	237,000	6,236,616
	Inventec Corp.	14,069,276	11,135,562
#	Iron Force Industrial Co., Ltd.	254,682	697,321
#	I-Sheng Electric Wire & Cable Co., Ltd.	605,000	867,614
	ITE Technology, Inc.	1,067,646	2,575,851
#	ITEQ Corp.	1,755,608	7,374,964
	J Touch Corp.	22,100	0
#	Jarllytec Co., Ltd.	403,828	944,802
#	Jentech Precision Industrial Co., Ltd.	236,156	2,465,583
	Jess-Link Products Co., Ltd.	540,450	641,417

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Jih Lin Technology Co., Ltd.	265,000	$414,692
	Jih Sun Financial Holdings Co., Ltd.	14,405,121	5,296,756
	Jinan Acetate Chemical Co., Ltd.	4,400	19,409
	Jinli Group Holdings, Ltd.	824,681	236,610
	JMC Electronics Co., Ltd.	93,000	139,483
#	Jourdeness Group, Ltd.	232,000	704,324
#*	K Laser Technology, Inc.	1,088,459	583,203
#	Kaimei Electronic Corp.	492,314	761,600
#	Kaori Heat Treatment Co., Ltd.	633,321	1,036,304
#	Kaulin Manufacturing Co., Ltd.	1,410,684	555,145
#	Kayee International Group Co., Ltd.	39,000	129,357
	KEE TAI Properties Co., Ltd.	4,009,101	1,353,037
#	Kenda Rubber Industrial Co., Ltd.	3,186,885	3,501,161
	Kenmec Mechanical Engineering Co., Ltd.	1,465,000	1,878,601
	Kerry TJ Logistics Co., Ltd.	1,288,000	1,789,123
	Key Ware Electronics Co., Ltd.	238,992	95,122
	Kindom Development Co., Ltd.	2,435,000	2,967,532
	King Chou Marine Technology Co., Ltd.	619,800	673,847
	King Slide Works Co., Ltd.	297,450	2,997,546
#	King Yuan Electronics Co., Ltd.	9,962,032	10,457,162
	King’s Town Bank Co., Ltd.	7,594,653	10,294,615
*	King’s Town Construction Co., Ltd.	741,690	982,820
	Kinik Co.	619,000	1,267,672
#*	Kinko Optical Co., Ltd.	629,772	709,076
	Kinpo Electronics	9,770,892	3,600,808
#	Kinsus Interconnect Technology Corp.	1,823,476	4,416,374
	KMC Kuei Meng International, Inc.	467,951	3,400,451
#	KNH Enterprise Co., Ltd.	719,150	1,037,238
#	KS Terminals, Inc.	730,290	961,526
	Kung Long Batteries Industrial Co., Ltd.	490,000	2,348,786
*	Kung Sing Engineering Corp.	3,722,578	1,609,672
	Kuo Toong International Co., Ltd.	1,813,735	1,370,383
#	Kuoyang Construction Co., Ltd.	2,274,008	1,877,968
*	Kwong Fong Industries Corp.	764,733	312,558
	Kwong Lung Enterprise Co., Ltd.	628,000	877,429
#	KYE Systems Corp.	1,896,107	700,190
#	L&K Engineering Co., Ltd.	1,470,000	1,332,870
#	La Kaffa International Co., Ltd.	163,947	648,151
*	LAN FA Textile	1,592,412	455,578
#	Land Mark Optoelectronics Corp.	307,600	2,854,037
#	Lanner Electronics, Inc.	567,705	1,212,222
#	Largan Precision Co., Ltd.	297,234	31,565,917
	Laser Tek Taiwan Co., Ltd.	571,144	474,334
#*	Laster Tech Corp., Ltd.	307,163	420,216
	Leader Electronics, Inc.	324,886	96,489
#*	Lealea Enterprise Co., Ltd.	7,845,965	3,616,056
	Ledlink Optics, Inc.	598,858	498,247
#	LEE CHI Enterprises Co., Ltd.	1,676,000	764,377
#	Lelon Electronics Corp.	480,765	883,957
#	Lemtech Holdings Co., Ltd.	156,973	637,512
*	Leofoo Development Co., Ltd.	1,151,010	886,764
*	Lextar Electronics Corp.	2,607,000	1,648,470
	Li Cheng Enterprise Co., Ltd.	598,057	566,150
*	Li Peng Enterprise Co., Ltd.	6,505,060	1,777,131
	Lian HWA Food Corp.	394,181	582,060
#	Lida Holdings, Ltd.	486,000	626,634
	Lien Hwa Industrial Holdings Corp.	4,398,652	6,153,662
	Lifestyle Global Enterprise, Inc.	120,000	219,103
*	Lingsen Precision Industries, Ltd.	2,901,490	1,083,216

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lion Travel Service Co., Ltd.	216,000	$491,818
*	Lite-On Semiconductor Corp.	2,417,887	3,565,974
	Lite-On Technology Corp.	12,106,419	19,720,354
	Long Bon International Co., Ltd.	2,533,276	1,205,742
#	Long Da Construction & Development Corp.	354,000	184,485
#	Longchen Paper & Packaging Co., Ltd.	6,705,880	3,784,808
#	Longwell Co.	788,000	1,415,245
	Lotes Co., Ltd.	507,062	7,752,238
	Lu Hai Holding Corp.	356,715	516,922
#	Lucky Cement Corp.	1,446,000	564,176
	Lumax International Corp., Ltd.	485,126	1,069,030
	Lung Yen Life Service Corp.	809,000	1,493,553
#*	LuxNet Corp.	594,952	521,849
#	Macauto Industrial Co., Ltd.	455,000	1,234,124
#	Machvision, Inc.	251,890	2,496,881
#	Macroblock, Inc.	236,790	717,650
#	Macronix International	10,203,837	11,453,292
#	Makalot Industrial Co., Ltd.	1,279,636	8,482,281
#	Marketech International Corp.	17,000	60,501
#	Materials Analysis Technology, Inc.	423,932	1,219,499
#	Mayer Steel Pipe Corp.	1,061,905	600,018
	Maywufa Co., Ltd.	178,462	107,713
	MediaTek, Inc.	1,808,823	42,996,193
#	Mega Financial Holding Co., Ltd.	15,571,220	15,004,447
#	Meiloon Industrial Co.	598,889	604,044
	Mercuries & Associates Holding, Ltd.	3,937,376	2,864,405
#*	Mercuries Life Insurance Co., Ltd.	10,191,763	3,029,873
	Merida Industry Co., Ltd.	637,588	6,216,152
	Merry Electronics Co., Ltd.	1,243,384	6,137,611
*	Microbio Co., Ltd.	2,279,358	5,792,819
*	Microelectronics Technology, Inc.	150,772	114,857
	Micro-Star International Co., Ltd.	2,770,465	11,167,501
	Mildef Crete, Inc.	282,000	458,147
*	MIN AIK Technology Co., Ltd.	1,007,249	478,018
#	Mirle Automation Corp.	1,315,512	1,836,162
	Mitac Holdings Corp.	6,958,535	6,873,648
	MJ International Co., Ltd.	24,000	53,197
	Mobiletron Electronics Co., Ltd.	571,960	622,450
	momo.com, Inc.	134,000	3,206,808
	MPI Corp.	359,000	1,111,357
#	Nak Sealing Technologies Corp.	306,549	688,581
	Namchow Holdings Co., Ltd.	1,441,000	2,160,204
	Nan Kang Rubber Tire Co., Ltd.	2,991,197	4,342,016
#	Nan Liu Enterprise Co., Ltd.	264,000	2,144,698
#	Nan Ren Lake Leisure Amusement Co., Ltd.	743,000	244,930
	Nan Ya Plastics Corp.	8,702,584	17,876,307
#	Nan Ya Printed Circuit Board Corp.	1,197,211	4,843,818
#	Nang Kuang Pharmaceutical Co., Ltd.	267,000	363,415
	Nantex Industry Co., Ltd.	2,130,363	5,755,703
	Nanya Technology Corp.	4,170,751	8,451,786
	National Petroleum Co., Ltd.	651,000	1,063,445
	Netronix, Inc.	247,000	299,396
	New Best Wire Industrial Co., Ltd.	110,200	114,166
	New Era Electronics Co., Ltd.	445,000	259,656
	Nexcom International Co., Ltd.	644,267	531,099
	Nichidenbo Corp.	1,084,552	1,705,258
*	Nien Hsing Textile Co., Ltd.	880,656	495,027
	Nien Made Enterprise Co., Ltd.	690,000	7,779,147
	Niko Semiconductor Co., Ltd.	121,000	155,082

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Nishoku Technology, Inc.	249,800	$893,213
	Nova Technology Corp.	64,000	294,648
	Novatek Microelectronics Corp.	1,931,000	18,045,456
#	Nuvoton Technology Corp.	808,892	1,173,044
#	O-Bank Co., Ltd.	2,522,961	565,717
*	Ocean Plastics Co., Ltd.	784,000	943,887
#*	OptoTech Corp.	2,771,537	2,184,841
#	Orient Europharma Co., Ltd.	219,000	384,060
	Orient Semiconductor Electronics, Ltd.	3,895,637	1,508,971
#	Oriental Union Chemical Corp.	5,686,819	3,265,070
#	O-TA Precision Industry Co., Ltd.	388,683	803,926
*	Pacific Construction Co.	1,133,276	375,023
#	Pacific Hospital Supply Co., Ltd.	404,706	976,941
#	Paiho Shih Holdings Corp.	733,656	716,337
#	Pan Jit International, Inc.	1,792,074	2,262,384
	Pan-International Industrial Corp.	3,631,854	2,181,202
#	Panion & BF Biotech, Inc.	40,000	146,565
	Parade Technologies, Ltd.	202,805	7,749,944
#*	Paragon Technologies Co., Ltd.	258,626	244,566
	Parpro Corp.	61,000	44,854
#	PCL Technologies, Inc.	322,067	1,156,565
	P-Duke Technology Co., Ltd.	391,410	897,337
	Pegatron Corp.	8,081,293	17,415,408
	Pharmally International Holding Co., Ltd.	422,490	836,014
#*	Phihong Technology Co., Ltd.	2,839,101	1,163,214
#	Phison Electronics Corp.	804,000	8,369,217
#	Phoenix Tours International, Inc.	245,535	249,277
	Pixart Imaging, Inc.	645,000	3,840,734
	Planet Technology Corp.	181,000	387,782
	Plastron Precision Co., Ltd.	375,491	178,956
#	Plotech Co., Ltd.	684,000	625,160
#	Polytronics Technology Corp.	379,408	1,223,344
#	Posiflex Technology, Inc.	169,939	465,992
	Pou Chen Corp.	14,792,005	13,070,012
#	Power Wind Health Industry, Inc.	170,779	935,494
	Powertech Technology, Inc.	4,847,580	14,343,188
	Poya International Co., Ltd.	233,515	5,043,547
	President Chain Store Corp.	1,838,728	16,596,076
#	President Securities Corp.	9,221,966	4,747,737
#	Primax Electronics, Ltd.	3,337,000	5,187,094
	Prince Housing & Development Corp.	11,096,141	4,095,181
*	Princeton Technology Corp.	907,000	242,019
#	Pro Hawk Corp.	65,000	437,785
	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co., Ltd.	902,000	1,121,421
#	Prosperity Dielectrics Co., Ltd.	715,687	1,332,109
	Qisda Corp.	13,203,525	8,650,084
	QST International Corp.	349,000	670,079
	Qualipoly Chemical Corp.	685,893	668,277
#	Quang Viet Enterprise Co., Ltd.	180,000	660,876
	Quanta Computer, Inc.	9,500,436	23,972,080
	Quanta Storage, Inc.	1,051,000	1,335,601
*	Quintain Steel Co., Ltd.	2,828,215	817,318
	Radiant Opto-Electronics Corp.	2,748,692	10,829,887
	Radium Life Tech Co., Ltd.	7,269,858	2,685,501
	Rafael Microelectronics, Inc.	124,000	529,976
	Realtek Semiconductor Corp.	1,210,861	15,084,224
	Rechi Precision Co., Ltd.	2,385,292	1,602,448
#	Rexon Industrial Corp., Ltd.	279,559	784,686

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Rich Development Co., Ltd.	5,173,769	$1,784,978
#	RichWave Technology Corp.	238,100	1,980,666
*	Right WAY Industrial Co., Ltd.	295,767	111,773
*	Ritek Corp.	5,288,593	1,926,893
#*	Roo Hsing Co., Ltd.	4,040,000	1,618,897
#*	Rotam Global Agrosciences, Ltd.	217,217	85,141
	Ruentex Development Co., Ltd.	5,519,740	7,632,889
#	Ruentex Engineering & Construction Co.	222,000	465,308
	Ruentex Industries, Ltd.	2,808,294	6,505,281
*	Sagittarius Life Science Corp.	30,744	36,855
#	Samebest Co., Ltd.	152,160	279,120
	Sampo Corp.	2,556,895	2,067,137
#	San Fang Chemical Industry Co., Ltd.	1,168,659	846,804
*	San Far Property, Ltd.	1,022,204	710,092
#	San Shing Fastech Corp.	718,622	1,151,056
	Sanitar Co., Ltd.	265,000	280,604
	Sanyang Motor Co., Ltd.	3,789,802	2,988,291
#	SCI Pharmtech, Inc.	335,312	1,366,464
#	Scientech Corp.	263,000	516,483
	SDI Corp.	926,000	1,956,471
#	Sea Sonic Electronics Co., Ltd.	186,000	444,555
	Senao International Co., Ltd.	470,547	469,232
	Senao Networks, Inc.	143,000	449,291
	Sercomm Corp.	1,414,000	3,633,257
#	Sesoda Corp.	1,680,910	1,293,683
	Shan-Loong Transportation Co., Ltd.	588,247	616,772
#	Sharehope Medicine Co., Ltd.	395,855	495,885
	Sheng Yu Steel Co., Ltd.	1,186,000	760,089
	ShenMao Technology, Inc.	656,450	555,058
	Shieh Yih Machinery Industry Co., Ltd.	412,000	157,112
#	Shih Her Technologies, Inc.	355,000	626,695
*	Shih Wei Navigation Co., Ltd.	1,378,641	335,041
#	Shihlin Electric & Engineering Corp.	1,640,787	2,829,980
	Shin Hai Gas Corp.	8,242	12,526
	Shin Kong Financial Holding Co., Ltd.	39,564,614	11,020,494
	Shin Shin Natural Gas Co.	9,480	11,748
	Shin Zu Shing Co., Ltd.	855,127	4,252,233
#*	Shinih Enterprise Co., Ltd.	119,000	93,812
*	Shining Building Business Co., Ltd.	3,290,622	1,169,760
	Shinkong Insurance Co., Ltd.	2,027,784	2,553,110
#	Shinkong Synthetic Fibers Corp.	11,266,844	4,567,212
#	Shinkong Textile Co., Ltd.	869,169	1,319,767
#	Shiny Chemical Industrial Co., Ltd.	575,660	1,993,120
#	ShunSin Technology Holding, Ltd.	181,000	583,964
*	Shuttle, Inc.	2,082,000	643,642
	Sigurd Microelectronics Corp.	3,475,523	4,592,803
	Silergy Corp.	113,000	6,966,769
#	Silicon Integrated Systems Corp.	4,265,735	1,677,138
*	Silitech Technology Corp.	69,521	66,646
	Simplo Technology Co., Ltd.	672,880	7,505,549
	Sinbon Electronics Co., Ltd.	1,711,849	11,539,614
	Sincere Navigation Corp.	3,227,741	1,609,811
#	Single Well Industrial Corp.	257,351	267,345
#	Sinher Technology, Inc.	428,000	680,414
#	Sinmag Equipment Corp.	321,519	866,952
	Sino-American Silicon Products, Inc.	3,554,000	12,416,451
#	Sinon Corp.	3,537,740	2,413,122
	SinoPac Financial Holdings Co., Ltd.	33,214,497	12,434,125
#	Sinopower Semiconductor, Inc.	108,000	375,088

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinphar Pharmaceutical Co., Ltd.	95,147	$105,165
	Sinyi Realty Co.	1,399,314	1,400,362
	Sirtec International Co., Ltd.	903,000	824,823
#	Sitronix Technology Corp.	774,774	3,416,936
#	Siward Crystal Technology Co., Ltd.	1,148,705	830,354
	Soft-World International Corp.	463,000	1,317,679
	Solar Applied Materials Technology Co.	2,619,639	3,928,888
#	Solomon Technology Corp.	821,000	522,954
	Solteam, Inc.	519,930	690,891
#	Sonix Technology Co., Ltd.	911,000	2,126,614
	Southeast Cement Co., Ltd.	1,181,000	702,615
#	Speed Tech Corp.	298,000	1,005,231
#	Spirox Corp.	452,745	524,214
	Sporton International, Inc.	327,479	2,618,162
	St Shine Optical Co., Ltd.	376,000	3,407,591
#	Standard Chemical & Pharmaceutical Co., Ltd.	573,040	738,057
	Standard Foods Corp.	2,124,734	4,544,482
	Stark Technology, Inc.	612,520	1,382,173
*	Sunko INK Co., Ltd.	328,000	114,072
	Sunny Friend Environmental Technology Co., Ltd.	440,000	3,254,642
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,550,001	3,175,949
	Sunplus Technology Co., Ltd.	4,667,153	2,305,424
#	Sunrex Technology Corp.	856,145	1,918,612
	Sunspring Metal Corp.	952,000	793,205
	Supreme Electronics Co., Ltd.	2,218,857	2,354,509
#	Sweeten Real Estate Development Co., Ltd.	1,136,353	850,717
#	Symtek Automation Asia Co., Ltd.	418,257	1,163,184
	Syncmold Enterprise Corp.	810,000	2,430,227
	Synmosa Biopharma Corp.	111,302	94,746
	Synnex Technology International Corp.	4,786,732	7,114,000
	Sysage Technology Co., Ltd.	704,756	977,734
	Systex Corp.	894,293	2,536,294
#	T3EX Global Holdings Corp.	691,000	928,234
#	TA Chen Stainless Pipe	6,906,096	5,295,513
	Ta Liang Technology Co., Ltd.	315,000	468,582
#	Ta Ya Electric Wire & Cable	2,882,900	2,029,175
	Ta Yih Industrial Co., Ltd.	272,000	509,084
	Tah Hsin Industrial Corp.	319,410	756,035
	TAI Roun Products Co., Ltd.	141,000	58,441
	TA-I Technology Co., Ltd.	355,834	842,088
#*	Tai Tung Communication Co., Ltd.	599,353	322,782
	Taichung Commercial Bank Co., Ltd.	24,515,272	9,304,332
#	TaiDoc Technology Corp.	304,532	2,465,776
	Taiflex Scientific Co., Ltd.	1,200,460	2,105,689
#	Taimide Tech, Inc.	590,940	1,094,946
#	Tainan Enterprises Co., Ltd.	748,289	460,711
#	Tainan Spinning Co., Ltd.	10,098,791	4,347,566
*	Tainergy Tech Co., Ltd.	510,780	531,018
#	Tai-Saw Technology Co., Ltd.	309,960	234,050
	Taishin Financial Holding Co., Ltd.	44,439,279	19,597,104
#	Taisun Enterprise Co., Ltd.	939,775	713,820
#	Taita Chemical Co., Ltd.	1,565,189	1,780,884
	Taiwan Business Bank	23,773,703	7,820,778
	Taiwan Cement Corp.	25,414,539	36,067,656
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	763,691	960,459
	Taiwan Cogeneration Corp.	2,015,657	2,682,775
	Taiwan Cooperative Financial Holding Co., Ltd.	27,629,627	18,559,718
	Taiwan FamilyMart Co., Ltd.	123,000	1,124,167
#	Taiwan Fertilizer Co., Ltd.	4,258,000	7,629,593

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Fire & Marine Insurance Co., Ltd.	1,397,880	$965,405
#	Taiwan FU Hsing Industrial Co., Ltd.	1,024,000	1,520,325
*	Taiwan Glass Industry Corp.	8,009,904	3,515,888
	Taiwan High Speed Rail Corp.	6,436,000	6,812,008
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,421,545	4,949,680
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,094,000	905,450
	Taiwan Kolin Co., Ltd.	508,000	0
*	Taiwan Land Development Corp.	7,231,009	1,860,232
	Taiwan Line Tek Electronic	10,408	8,773
	Taiwan Mobile Co., Ltd.	5,662,900	19,344,470
	Taiwan Navigation Co., Ltd.	1,491,720	871,855
	Taiwan Paiho, Ltd.	2,216,152	5,513,674
	Taiwan PCB Techvest Co., Ltd.	2,196,816	3,130,920
	Taiwan Sakura Corp.	1,176,243	2,031,214
	Taiwan Sanyo Electric Co., Ltd.	403,650	496,662
	Taiwan Secom Co., Ltd.	1,631,405	5,006,575
	Taiwan Semiconductor Co., Ltd.	1,727,000	2,717,089
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,081,623	426,195,721
	Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	626,968,405
	Taiwan Shin Kong Security Co., Ltd.	1,481,226	1,889,154
#	Taiwan Styrene Monomer	2,958,404	1,667,250
	Taiwan Surface Mounting Technology Corp.	1,604,674	5,285,877
	Taiwan Taxi Co., Ltd.	143,545	395,008
*	Taiwan TEA Corp.	7,766,896	4,471,096
	Taiwan Union Technology Corp.	1,429,000	4,761,109
	Taiyen Biotech Co., Ltd.	840,910	962,041
#*	Tatung Co., Ltd.	6,515,588	4,814,056
	Tayih Lun An Co., Ltd.	45,000	27,704
	TCI Co., Ltd.	486,282	3,884,151
	Te Chang Construction Co., Ltd.	440,980	452,336
	Teco Electric and Machinery Co., Ltd.	9,888,000	10,341,471
	Tehmag Foods Corp.	88,600	759,845
	Ten Ren Tea Co., Ltd.	171,170	216,143
	Tera Autotech Corp.	24,863	20,445
	Test Research, Inc.	983,370	1,912,297
	Test-Rite International Co., Ltd.	1,586,166	1,394,858
*	Tex-Ray Industrial Co., Ltd.	1,040,000	663,155
#	Thinking Electronic Industrial Co., Ltd.	449,058	1,705,856
#	Thye Ming Industrial Co., Ltd.	861,992	831,347
*	Ton Yi Industrial Corp.	6,218,300	2,159,997
	Tong Hsing Electronic Industries, Ltd.	1,207,086	5,328,075
	Tong Yang Industry Co., Ltd.	3,157,341	4,165,726
	Tong-Tai Machine & Tool Co., Ltd.	1,931,804	953,100
#	TOPBI International Holdings, Ltd.	743,309	754,715
#	Topco Scientific Co., Ltd.	1,127,050	4,518,618
	Topco Technologies Corp.	265,468	586,345
	Topkey Corp.	61,000	324,308
#	Topoint Technology Co., Ltd.	1,059,993	803,347
#	Toung Loong Textile Manufacturing	600,000	516,916
#*	TPK Holding Co., Ltd.	3,099,000	5,469,178
#	Trade-Van Information Services Co.	331,000	533,184
#	Transcend Information, Inc.	884,870	1,973,144
	Tripod Technology Corp.	2,776,660	11,041,878
	Tsang Yow Industrial Co., Ltd.	779,000	456,859
#	Tsann Kuen Enterprise Co., Ltd.	771,441	488,744
	TSC Auto ID Technology Co., Ltd.	195,570	1,226,347
	TSRC Corp.	4,500,154	3,190,333
#	Ttet Union Corp.	263,000	1,136,308
	TTFB Co., Ltd.	81,000	642,182

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TTY Biopharm Co., Ltd.	1,315,991	$3,513,575
	Tung Ho Steel Enterprise Corp.	7,764,645	8,210,234
*	Tung Thih Electronic Co., Ltd.	137,848	601,070
#	TURVO International Co., Ltd.	327,515	903,437
	TXC Corp.	1,814,762	4,894,528
#	TYC Brother Industrial Co., Ltd.	1,839,333	1,333,456
*	Tycoons Group Enterprise	3,993,353	724,132
	Tyntek Corp.	1,871,413	1,147,018
#	UDE Corp.	551,000	547,034
#	Ultra Chip, Inc.	360,811	359,721
	U-Ming Marine Transport Corp.	3,744,200	3,799,845
#	Unimicron Technology Corp.	6,688,563	15,981,731
	Union Bank Of Taiwan	9,431,701	3,315,843
	Union Insurance Co., Ltd.	362,139	240,173
	Uni-President Enterprises Corp.	17,259,734	36,997,302
#	Unitech Computer Co., Ltd.	531,365	457,484
#	Unitech Printed Circuit Board Corp.	5,422,839	3,998,830
	United Integrated Services Co., Ltd.	1,170,640	8,127,818
	United Microelectronics Corp.	38,836,441	41,739,489
	United Orthopedic Corp.	560,468	657,052
#	United Radiant Technology	797,000	388,190
*	United Renewable Energy Co., Ltd.	22,570,313	11,975,541
*	Unity Opto Technology Co., Ltd.	3,736,276	201,813
	Univacco Technology, Inc.	52,000	41,947
	Universal Cement Corp.	3,253,790	2,270,914
#	Universal Microwave Technology, Inc.	298,643	710,156
#*	Unizyx Holding Corp.	1,966,496	1,552,118
	UPC Technology Corp.	8,710,684	3,962,500
#	Userjoy Technology Co., Ltd.	257,595	639,214
	USI Corp.	7,034,226	4,345,022
#*	Usun Technology Co., Ltd.	283,100	495,947
#	Utechzone Co., Ltd.	300,000	513,532
	Vanguard International Semiconductor Corp.	3,197,000	10,444,745
#	Ve Wong Corp.	704,524	870,965
#*	VHQ Media Holdings, Ltd.	24,000	51,090
#*	Victory New Materials, Ltd. Co.	1,085,500	469,203
#	Visual Photonics Epitaxy Co., Ltd.	797,224	2,250,469
	Vivotek, Inc.	176,504	448,024
	Voltronic Power Technology Corp.	279,007	9,570,270
#	Wafer Works Corp.	2,633,909	2,922,398
*	Waffer Technology Corp.	630,000	339,969
#	Wah Hong Industrial Corp.	364,280	398,608
	Wah Lee Industrial Corp.	1,444,000	3,221,908
	Walsin Lihwa Corp.	19,069,307	11,849,617
#	Walsin Technology Corp.	1,716,496	9,829,639
#*	Walton Advanced Engineering, Inc.	2,129,662	798,367
	Wan Hai Lines, Ltd.	4,712,026	4,321,992
	WAN HWA Enterprise Co.	428,452	174,620
#	Wei Chuan Foods Corp.	1,372,000	960,576
	Wei Mon Industry Co., Ltd.	2,514,674	0
#	Weikeng Industrial Co., Ltd.	2,539,979	1,623,440
#	Well Shin Technology Co., Ltd.	752,443	1,193,916
	Weltrend Semiconductor	85,000	91,198
#*	Wha Yu Industrial Co., Ltd.	322,000	175,218
	Wholetech System Hitech, Ltd.	254,000	252,581
	Win Semiconductors Corp.	995,248	10,857,454
#	Winbond Electronics Corp.	19,422,188	11,536,340
	Winmate, Inc.	127,000	322,954
	Winstek Semiconductor Co., Ltd.	555,000	453,229

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Wintek Corp.	6,349,135	$76,158
	Wisdom Marine Lines Co., Ltd.	3,216,849	2,386,426
	Wistron Corp.	17,612,169	17,607,614
	Wistron NeWeb Corp.	1,879,515	4,967,107
	Wowprime Corp.	581,000	1,518,814
	WPG Holdings, Ltd.	9,720,957	13,203,387
#	WT Microelectronics Co., Ltd.	2,242,789	2,887,809
#	WUS Printed Circuit Co., Ltd.	1,302,507	1,327,575
#	XAC Automation Corp.	212,000	192,056
	XPEC Entertainment, Inc.	63,985	0
	Xxentria Technology Materials Corp.	698,736	1,395,359
#	Yageo Corp.	740,227	9,221,595
*	Yang Ming Marine Transport Corp.	10,632,491	4,279,909
	YC INOX Co., Ltd.	2,520,560	2,019,635
	YCC Parts Manufacturing Co., Ltd.	51,000	76,383
*	Yea Shin International Development Co., Ltd.	1,524,715	818,780
	Yem Chio Co., Ltd.	3,982,762	2,034,609
#	Yeong Guan Energy Technology Group Co., Ltd.	667,031	2,139,844
#	YFC-Boneagle Electric Co., Ltd.	756,000	662,770
#	YFY, Inc.	12,017,997	8,164,658
#	Yi Jinn Industrial Co., Ltd.	2,017,096	980,992
*	Yieh Phui Enterprise Co., Ltd.	12,323,342	4,380,598
#	Yonyu Plastics Co., Ltd.	512,050	586,501
#	Young Fast Optoelectronics Co., Ltd.	1,064,137	767,186
*	Young Optics, Inc.	18,000	32,721
#	Youngtek Electronics Corp.	601,569	1,105,455
	Yuanta Financial Holding Co., Ltd.	44,595,513	27,726,284
	Yuanta Futures Co., Ltd.	54,145	98,784
	Yulon Finance Corp.	1,353,220	4,580,952
*	Yulon Motor Co., Ltd.	5,002,946	6,237,472
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	935,214
#	Yungshin Construction & Development Co., Ltd.	499,200	676,522
	YungShin Global Holding Corp.	1,137,400	1,706,933
	Zeng Hsing Industrial Co., Ltd.	327,974	1,563,505
#	Zenitron Corp.	1,623,000	1,199,079
	Zero One Technology Co., Ltd.	768,000	977,630
#	Zhen Ding Technology Holding, Ltd.	3,091,150	13,100,769
#*	Zig Sheng Industrial Co., Ltd.	5,608,638	1,576,421
*	Zinwell Corp.	2,347,979	1,493,736
#	Zippy Technology Corp.	666,028	743,696
#	ZongTai Real Estate Development Co., Ltd.	783,625	1,058,899

TOTAL TAIWAN			4,015,551,803

THAILAND — (1.9%)
*	AAPICO Hitech PCL	160,600	61,834
*	AAPICO Hitech PCL	867,080	333,840
	Advanced Info Service PCL	3,254,109	18,010,229
	Advanced Information Technology PCL, Class F	695,100	354,603
	AEON Thana Sinsap Thailand PCL	442,400	1,845,255
	AEON Thana Sinsap Thailand PCL	11,200	46,715
	After You PCL	589,300	165,441
	Airports of Thailand PCL	10,383,100	17,239,927
	AJ Plast PCL	1,412,000	842,647
	Allianz Ayudhya Capital PCL	136,500	144,526
	Amata Corp. PCL	3,403,000	1,277,456
	Ananda Development PCL	13,648,300	621,820
	AP Thailand PCL	15,864,136	3,181,226
*	Asia Aviation PCL	17,245,400	791,238
	Asia Plus Group Holdings PCL	13,410,000	714,225

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Asia Plus Group Holdings PCL	468,800	$24,969
	Asia Sermkij Leasing PCL	1,158,900	669,293
	Asian Insulators PCL	9,576,560	620,667
	B Grimm Power PCL	2,900,500	3,652,671
	Bangchak Corp. PCL	5,955,500	2,770,667
	Bangkok Airways PCL	5,464,200	873,080
	Bangkok Aviation Fuel Services PCL	1,485,442	943,667
	Bangkok Bank PCL	672,700	2,093,588
	Bangkok Bank PCL	83,200	258,269
	Bangkok Chain Hospital PCL	6,494,650	2,875,629
	Bangkok Dusit Medical Services PCL, Class F	15,506,500	8,706,625
	Bangkok Expressway & Metro PCL	26,391,755	6,943,527
	Bangkok Insurance PCL	23,140	200,459
	Bangkok Land PCL	132,609,904	4,127,107
*	Bangkok Life Assurance PCL	3,468,040	1,991,752
*	Bangkok Ranch PCL	4,976,200	269,825
	Banpu PCL	18,963,710	3,985,315
	Banpu Power PCL	2,313,500	987,232
*	Beauty Community PCL	9,886,800	390,174
*	BEC World PCL	5,687,700	843,095
	Berli Jucker PCL	3,172,550	2,926,472
*	Better World Green PCL	9,686,900	133,645
	BTS Group Holdings PCL	8,948,300	2,555,222
	Bumrungrad Hospital PCL	2,162,800	6,314,745
*	Buriram Sugar PCL	631,460	52,677
	Cal-Comp Electronics Thailand PCL, Class F	19,288,228	1,423,371
	Carabao Group PCL, Class F	792,800	2,785,324
	Central Pattana PCL	5,290,900	6,535,643
*	Central Plaza Hotel PCL	3,300,000	2,085,827
*	Central Retail Corp. PCL	528,517	453,608
*	CH Karnchang PCL	4,513,867	2,157,909
	Charoen Pokphand Foods PCL	15,948,500	12,920,498
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	182,801
	Chularat Hospital PCL, Class F	24,937,000	2,016,243
	CIMB Thai Bank PCL	1,623,900	28,135
*	COL PCL	406,700	245,318
	Com7 PCL, Class F	2,184,500	2,873,650
	Communication & System Solution PCL	1,612,000	72,926
*	Country Group Development PCL	14,436,400	296,440
*	Country Group Holdings PCL	3,932,111	82,004
*	CP ALL PCL	15,790,400	27,231,379
	Delta Electronics Thailand PCL	218,300	1,253,732
	Demco PCL	847,400	73,409
	Dhipaya Insurance PCL	3,297,900	2,454,842
	Do Day Dream PCL	29,700	13,341
	Dynasty Ceramic PCL	27,167,460	2,004,818
	Eastern Polymer Group PCL, Class F	4,707,900	746,195
	Eastern Power Group PCL	2,018,105	251,231
	Eastern Water Resources Development and Management PCL, Class F	3,799,300	1,097,095
	Electricity Generating PCL	663,400	3,533,309
	Energy Absolute PCL	3,925,300	4,785,799
	Erawan Group PCL (The)	11,836,100	858,253
*	Esso Thailand PCL	6,428,200	1,247,794
	Forth Corp. PCL	935,400	169,568
	Forth Smart Service PCL	1,866,300	407,182
	Fortune Parts Industry PCL, Class F	1,731,100	78,314
	GFPT PCL	3,694,022	1,351,146
	Global Green Chemicals PCL, Class F	1,761,900	409,843
	Global Power Synergy PCL, Class F	2,229,926	3,702,532

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	GMM Grammy PCL	370,000	$108,029
*	Grande Asset Hotels & Property PCL	2,158,431	35,319
	Gunkul Engineering PCL	8,898,700	582,445
	Haad Thip PCL	77,400	86,297
	Hana Microelectronics PCL	4,061,657	5,864,268
	Home Product Center PCL	18,413,615	8,271,135
*	ICC International PCL	51,000	44,999
	Ichitan Group PCL	4,702,500	1,538,959
	Indorama Ventures PCL	6,364,000	4,512,534
*	Interlink Communication PCL	858,350	136,598
	Intouch Holdings PCL	843,114	1,447,232
	Intouch Holdings PCL, Class F	794,700	1,364,128
	IRPC PCL	41,221,890	2,671,636
*	Italian-Thai Development PCL	27,174,819	775,987
*	ITV PCL	183,700	0
	Jasmine International PCL	30,813,100	2,550,663
	Jubilee Enterprise PCL	127,400	69,489
	JWD Infologistics PCL	878,900	194,575
	Kang Yong Electric PCL	1,400	13,835
	Karmarts PCL	4,269,266	438,330
	Kasikornbank PCL	1,444,200	3,533,176
	Kasikornbank PCL	1,549,600	3,791,032
	KCE Electronics PCL	3,392,464	4,245,002
	KGI Securities Thailand PCL	12,180,500	1,086,445
	Khon Kaen Sugar Industry PCL	15,711,048	1,149,312
	Khonburi Sugar PCL	284,500	27,384
	Kiatnakin Phatra Bank PCL	1,821,207	2,308,099
	Krung Thai Bank PCL	5,659,575	1,570,717
	Krungthai Card PCL	3,287,900	4,166,906
	Lam Soon Thailand PCL	2,756,000	383,766
	Land & Houses PCL	6,500,500	1,334,826
	Land & Houses PCL	10,333,780	2,121,960
	Lanna Resources PCL	2,426,250	451,504
	LH Financial Group PCL	49,676,427	1,418,530
*	Loxley PCL	13,000,035	542,233
	LPN Development PCL	9,313,096	1,135,470
	Major Cineplex Group PCL	4,558,200	1,886,606
	MBK PCL	7,031,600	2,436,553
*	MCOT PCL	1,684,500	152,412
	MCS Steel PCL	2,482,300	1,011,477
	Mega Lifesciences PCL	2,547,100	2,839,872
	Millcon Steel PCL	2,111,406	46,066
*	Minor International PCL	8,256,839	4,424,135
	MK Restaurants Group PCL	949,800	1,386,569
*	Mono Next P.C.L., Class F	6,226,400	535,389
*	Muangthai Capital PCL	2,443,700	4,292,695
	Namyong Terminal PCL	3,250,200	333,701
*	Nava Nakorn PCL	638,800	37,712
*	Nawarat Patanakarn PCL	680,800	11,358
	Netbay PCL	589,900	471,276
	Noble Development PCL	329,400	210,317
	Origin Property PCL, Class F	7,870,100	1,666,565
	PCS Machine Group Holding PCL	1,542,500	217,759
	Plan B Media Pcl, Class F	12,372,000	2,143,541
	Platinum Group PCL (The), Class F	1,577,800	102,259
	Polyplex Thailand PCL	2,631,587	2,034,852
	Power Line Engineering PCL	136,400	3,107
*	Precious Shipping PCL	6,664,800	1,039,253
	Premier Marketing PCL	2,184,800	518,730

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Prima Marine PCL	3,921,100	$975,007
*	Principal Capital PCL	840,700	69,592
	Property Perfect PCL	62,538,740	662,157
	Pruksa Holding PCL	6,412,900	2,016,409
	PTG Energy PCL	6,547,300	3,991,295
	PTT Exploration & Production PCL	7,723,869	19,515,671
	PTT Global Chemical PCL	4,087,111	5,245,350
	PTT PCL	31,704,100	31,533,716
	Pylon PCL	1,567,100	172,963
	Quality Houses PCL	57,928,104	3,865,901
*	Raimon Land PCL	18,490,800	332,232
	Rajthanee Hospital PCL	25,100	17,314
	Ratch Group PCL	2,184,801	3,259,589
	Ratchthani Leasing PCL	18,501,712	2,065,804
*	Regional Container Lines PCL	3,100,500	641,637
	Rojana Industrial Park PCL	9,531,612	1,174,345
	RS PCL	3,333,400	1,967,901
	S 11 Group PCL	1,074,300	215,429
	Sabina PCL	108,500	72,409
	Saha Pathana Inter-Holding PCL	33,600	64,683
*	Sahakol Equipment PCL	5,765,900	277,496
	Sahamitr Pressure Container PCL	374,800	135,886
	Saha-Union PCL	723,700	783,665
	Sahaviriya Steel Industries PCL	0	0
	Samart Corp. PCL	4,519,200	707,586
	Samart Telcoms PCL	2,601,600	405,672
	Sansiri PCL	85,419,585	1,589,584
	Sappe PCL	804,600	565,356
	SC Asset Corp. PCL	16,975,416	1,252,698
	SEAFCO PCL	5,128,684	750,359
	Sena Development PCL	2,223,650	191,205
	Sermsang Power Corp. Co., Ltd.	421,900	93,402
	Siam Cement PCL (The)	1,097,700	11,904,150
	Siam Cement PCL (The)	737,000	7,992,492
	Siam City Cement PCL	535,988	2,037,846
	Siam City Cement PCL	5,224	19,862
	Siam Commercial Bank PCL (The)	2,753,869	5,743,210
	Siam Future Development PCL	9,376,802	1,281,629
	Siam Global House PCL	5,687,709	2,901,566
	Siam Wellness Group PCL, Class F	2,542,300	460,865
	Siamgas & Petrochemicals PCL	6,252,000	1,815,372
	Singha Estate PCL	22,232,617	791,793
	Sino-Thai Engineering & Construction PCL	5,172,800	1,676,274
	SNC Former PCL	1,058,000	336,062
	Somboon Advance Technology PCL	2,813,425	1,200,563
	SPCG PCL	4,052,000	2,574,143
*	Sri Trang Agro-Industry PCL	3,328,140	3,817,470
	Srisawad Corp. PCL	4,035,022	6,408,393
*	Srithai Superware PCL	6,242,600	122,178
	Srivichai Vejvivat PCL	98,800	19,020
	Star Petroleum Refining PCL	15,382,100	2,615,710
	STP & I PCL	8,926,433	910,758
	Supalai PCL	9,892,525	4,983,160
	Super Energy Corp. PCL	132,893,400	3,538,992
	Susco PCL	1,402,300	116,980
	Synnex Thailand PCL	192,760	91,533
	Syntec Construction PCL	8,458,300	347,369
	TAC Consumer PCL, Class F	971,500	205,724
	Taokaenoi Food & Marketing PCL, Class F	2,568,400	922,951

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Tata Steel Thailand PCL	10,635,600	$126,259
	Thai Agro Energy PCL	980,300	70,454
*	Thai Airways International PCL	9,063,337	837,488
	Thai Nakarin Hospital PCL	155,500	164,643
	Thai Oil PCL	3,396,100	3,731,978
	Thai Rayon PCL	6,000	4,177
	Thai Rayon PCL	20,400	14,203
*	Thai Reinsurance PCL	5,002,500	215,075
	Thai Solar Energy PCL, Class F	3,906,650	313,359
	Thai Stanley Electric PCL	7,500	34,772
	Thai Stanley Electric PCL, Class F	170,300	789,552
	Thai Union Group PCL, Class F	10,013,760	4,883,586
	Thai Vegetable Oil PCL	2,985,125	3,256,413
	Thai Wah PCL, Class F	3,792,900	413,760
	Thaicom PCL	5,068,700	894,453
	Thaifoods Group PCL	7,412,200	956,029
	Thaire Life Assurance PCL	1,186,800	102,811
	Thanachart Capital PCL	4,565,300	4,028,098
	Thitikorn PCL	1,672,300	372,904
	Thoresen Thai Agencies PCL	10,114,500	895,677
	Tipco Asphalt PCL	1,259,700	614,340
	Tipco Asphalt PCL	3,394,300	1,655,358
	TIPCO Foods PCL	2,249,700	404,213
	Tisco Financial Group PCL	90	204
	Tisco Financial Group PCL	1,430,300	3,246,771
	TKS Technologies PCL	305,000	54,311
	TMB Bank PCL	134,827,225	3,503,972
*	TMT Steel PCL	3,603,800	568,884
	TOA Paint Thailand PCL	638,200	660,366
	Total Access Communication PCL	3,153,400	3,111,159
	Total Access Communication PCL	1,200,600	1,184,518
	TPC Power Holdings Co., Ltd.	1,409,200	465,702
	TPI Polene PCL	75,823,510	3,357,229
	TPI Polene Power PCL	5,987,400	806,837
	True Corp. PCL	85,234,548	7,438,453
	TTCL PCL	852,178	103,352
	TTW PCL	7,128,600	2,653,141
*	U City PCL, Class F	9,526,239	333,155
	Union Auction PCL	428,200	163,490
	Unique Engineering & Construction PCL	5,954,305	775,631
	United Paper PCL	2,698,100	1,168,664
	Univanich Palm Oil PCL	1,299,900	203,530
	Univentures PCL	6,885,700	499,292
*	Vanachai Group PCL	7,234,040	712,553
	VGI PCL	4,135,600	796,137
	Vibhavadi Medical Center PCL	16,834,200	783,174
	Vinythai PCL	2,274,900	1,759,047
	WHA Corp. PCL	15,881,400	1,212,729
	WHA Utilities and Power PCL	2,493,100	334,360
	Workpoint Entertainment PCL	1,628,780	514,750

TOTAL THAILAND			485,085,248

TURKEY — (0.6%)
*	Afyon Cimento Sanayi TAS	765,148	384,850
*	Akbank T.A.S.	8,761,153	4,970,302
	Akcansa Cimento A.S.	54,323	81,387
#	Aksa Akrilik Kimya Sanayii A.S.	1,362,326	1,316,252
#*	Aksa Enerji Uretim A.S.	1,358,614	1,001,598
	Aksigorta A.S.	781,172	657,017

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
#	Alarko Holding A.S.	622,104	$459,134
#*	Albaraka Turk Katilim Bankasi A.S.	4,389,778	852,024
	Alkim Alkali Kimya A.S.	244,774	404,862
	Anadolu Anonim Turk Sigorta Sirketi	1,517,132	1,204,990
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	530,341	1,232,164
	Anadolu Hayat Emeklilik A.S.	426,292	410,885
#*	Arcelik A.S.	1,117,385	3,593,432
#	Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,353,140	2,702,715
	AvivaSA Emeklilik ve Hayat A.S., Class A	111,545	172,500
	Aygaz A.S.	285,711	360,597
#*	Bagfas Bandirma Gubre Fabrikalari A.S.	191,293	370,316
*	Bera Holding A.S.	2,272,783	2,441,573
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	485,675	169,880
#	BIM Birlesik Magazalar A.S.	1,377,521	10,891,324
	Bizim Toptan Satis Magazalari A.S.	60,448	103,774
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	252,870	412,361
	Borusan Yatirim ve Pazarlama A.S.	2,670	50,043
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	365,165
*	Bursa Cimento Fabrikasi A.S.	137,858	105,892
#	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	183,194	294,937
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	275,091	409,144
*	Coca-Cola Icecek A.S.	529,459	2,844,316
	Deva Holding A.S.	174,912	446,796
#	Dogan Sirketler Grubu Holding A.S.	7,474,820	2,169,016
	Dogus Otomotiv Servis ve Ticaret A.S.	143,377	290,136
	EGE Endustri VE Ticaret A.S.	6,944	757,571
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,227,778	961,999
Ω	Enerjisa Enerji A.S.	1,103,502	1,186,460
	Enka Insaat ve Sanayi A.S.	2,750,803	2,375,748
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	35,963	112,192
#	Eregli Demir ve Celik Fabrikalari TAS	4,340,229	4,963,269
*	Fenerbahce Futbol A.S.	236,837	986,247
	Ford Otomotiv Sanayi A.S.	257,980	3,337,605
*	Global Yatirim Holding A.S.	480,756	304,517
#*	Goldas Kuyumculuk Sanayi Ithalat Ve B	61,429	0
*	Goodyear Lastikleri TAS	406,821	294,346
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,130,680	747,048
	GSD Holding A.S.	2,231,315	560,103
#*	Gubre Fabrikalari TAS	138,251	550,192
#	Hektas Ticaret TAS	776,209	1,128,890
#*	Ihlas Holding A.S.	2,287,995	290,404
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	783,793	1,011,802
*	Is Finansal Kiralama A.S.	483,788	200,102
	Is Yatirim Menkul Degerler A.S., Class A	1,041,821	1,302,588
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,257,807	785,120
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,894,375	1,810,238
#	Kartonsan Karton Sanayi ve Ticaret A.S.	4,873	1,048,400
*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	151,127
	KOC Holding A.S.	711,489	1,204,358
*	Konya Cimento Sanayii A.S.	3,401	274,279
	Kordsa Teknik Tekstil A.S.	598,397	778,902
#*	Koza Altin Isletmeleri A.S.	190,930	1,687,085
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,860,242	2,685,692
*	Logo Yazilim Sanayi Ve Ticaret A.S.	95,400	1,058,854
*Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	75,647
#*	Metro Ticari ve Mali Yatirimlar Holding A.S.	2,550,351	637,699
#*	Migros Ticaret A.S.	494,849	2,207,144
*Ω	MLP Saglik Hizmetleri A.S.	6,210	11,820
*	NET Holding A.S.	1,606,416	603,591

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Netas Telekomunikasyon A.S.	162,806	$388,129
	Nuh Cimento Sanayi A.S.	279,156	1,003,167
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,021	1,040,178
#*	Oyak Cimento Fabrikalari A.S.	148,965	131,025
#*	Pegasus Hava Tasimaciligi A.S.	253,441	1,202,144
*	Petkim Petrokimya Holding A.S.	4,060,499	1,983,296
	Polisan Holding A.S.	716,128	321,690
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,194,160	941,857
#*	Sasa Polyester Sanayi A.S.	261,380	479,803
#*	Sekerbank Turk A.S.	1,791,829	388,286
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	665,021	725,242
#	Tat Gida Sanayi A.S.	239,350	292,005
#	TAV Havalimanlari Holding A.S.	1,230,680	2,026,448
#	Tekfen Holding A.S.	1,493,389	2,348,562
	Tofas Turk Otomobil Fabrikasi A.S.	650,255	2,082,169
*	Tupras Turkiye Petrol Rafinerileri A.S.	147,301	1,317,109
*	Turcas Petrol A.S.	450,747	227,991
#*	Turk Hava Yollari AO	3,795,486	4,083,839
#	Turk Telekomunikasyon A.S.	2,384,060	1,824,770
	Turk Traktor ve Ziraat Makineleri A.S.	38,668	523,233
#	Turkcell Iletisim Hizmetleri A.S.	4,224,051	7,314,339
#	Turkcell Iletisim Hizmetleri A.S., ADR	141,521	624,108
*	Turkiye Garanti Bankasi A.S.	7,788,408	6,149,034
#*	Turkiye Halk Bankasi A.S.	1,997,917	1,121,362
#*	Turkiye Is Bankasi A.S., Class C	4,218,042	2,577,955
#*	Turkiye Sinai Kalkinma Bankasi A.S.	16,893,622	5,141,645
#	Turkiye Sise ve Cam Fabrikalari A.S.	9,684,288	7,065,597
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,584,524	1,630,687
#*	Ulker Biskuvi Sanayi A.S.	1,196,882	2,886,873
*	Vestel Elektronik Sanayi ve Ticaret A.S.	789,568	1,563,482
#*	Yapi ve Kredi Bankasi A.S.	6,653,329	1,708,301
#*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	837,976	876,936
*	Zorlu Enerji Elektrik Uretim A.S.	1,603,291	473,987

TOTAL TURKEY			139,725,670

UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	774,364	1,225,854
	Abu Dhabi Islamic Bank PJSC	1,751,495	2,061,421
*	Abu Dhabi Ship Building Co. PJSC	27,522	17,302
	Air Arabia PJSC	2,901,811	862,804
	Aldar Properties PJSC	6,979,903	5,154,101
	Amanat Holdings PJSC	3,364,019	704,873
*	Amlak Finance PJSC	3,580,841	259,827
*	Arabtec Holding PJSC	1,809,860	261,145
	Aramex PJSC	327,880	351,843
*	DAMAC Properties Dubai Co. PJSC	2,518,481	740,961
	Dana Gas PJSC	2,910,752	535,294
*	Deyaar Development PJSC	15,783,689	1,158,019
	Dubai Financial Market PJSC	4,518,289	1,017,421
	Dubai Investments PJSC	1,217,809	373,849
	Dubai Islamic Bank PJSC	3,779,892	4,277,229
*	DXB Entertainments PJSC	7,552,664	234,670
*	Emaar Development PJSC	911,328	560,220
*	Emaar Malls PJSC	2,099,290	837,153
*	Emaar Properties PJSC	496,030	355,459
	Emirates Telecommunications Group Co. PJSC	496,438	2,274,473
*	Eshraq Investments PJSC	3,867,993	316,807
	First Abu Dhabi Bank PJSC	752,761	2,319,556
*	Gulf Navigation Holding PJSC	388,585	44,020

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* International Holdings Co. PJSC	16,916	$175,550
Islamic Arab Insurance Co.	1,807,279	365,135
* Manazel Real Estate PJSC	1,333,410	113,233
National Central Cooling Co. PJSC	235,780	158,253
RAK Properties PJSC	835,735	87,447
Ras Al Khaimah Ceramics	72,542	27,236

TOTAL UNITED ARAB EMIRATES		26,871,155

UNITED STATES — (0.0%)
Textainer Group Holdings, Ltd.	12,184	172,039

TOTAL COMMON STOCKS		24,367,049,798

PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
AES Tiete Energia SA	6,203	3,167
Alpargatas SA	628,181	4,436,061
Banco ABC Brasil SA	810,119	1,722,471
* Banco ABC Brasil SA	10,418	22,114
Banco Bradesco SA	7,389,861	25,963,907
Banco do Estado do Rio Grande do Sul SA, Class B	1,747,228	3,654,046
Banco Pan SA	320,189	416,283
Centrais Eletricas Brasileiras SA, Class B	601,103	3,246,487
Centrais Eletricas Santa Catarina	66,063	592,822
Cia de Saneamento do Parana	5,797,206	4,809,157
Cia de Transmissao de Energia Eletrica Paulista	1,132,895	4,641,790
Cia Energetica de Minas Gerais	2,775,192	4,957,471
Cia Energetica de Sao Paulo, Class B	1,306,387	6,074,365
Cia Energetica do Ceara, Class A	88,430	920,062
Cia Ferro Ligas da Bahia - FERBASA	429,182	1,359,811
Cia Paranaense de Energia	472,541	5,086,160
* Eucatex SA Industria e Comercio	95,359	122,981
Gerdau SA	2,824,371	10,735,460
* Gol Linhas Aereas Inteligentes SA	306,300	837,555
Itau Unibanco Holding SA	7,236,738	29,613,121
Lojas Americanas SA	1,079,359	4,369,768
Marcopolo SA	3,615,445	1,543,729
Petroleo Brasileiro SA	28,735,931	94,852,436
Randon SA Implementos e Participacoes	1,175,762	2,600,305
Schulz SA	125,540	260,359
Telefonica Brasil SA	1,038,893	7,702,142
Unipar Carbocloro SA	520,425	2,743,636
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	2,836,598	5,388,496

TOTAL BRAZIL		228,676,162

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	329,325	400,454
Embotelladora Andina SA, Class B	1,123,248	2,342,401
Sociedad Quimica y Minera de Chile SA, Class B	35,357	1,293,586

TOTAL CHILE		4,036,441

COLOMBIA — (0.1%)
Avianca Holdings SA	468,376	19,181
Banco Davivienda SA	512,755	3,329,294
Bancolombia SA	245,604	1,554,717
Grupo Argos SA	93,838	208,510
Grupo Aval Acciones y Valores SA	9,778,679	2,248,640

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA	231,971	$1,001,521

TOTAL COLOMBIA			8,361,863

SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	6,521	189,077

TOTAL PREFERRED STOCKS			241,263,543

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	CVC Brasil Operadora e Agencia de Viagens SA Warrants 1/29/21	185,092	64,192
*	Gafisa SA Rights 06/15/20	0	0

TOTAL BRAZIL			64,192

CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	16,192	0

HONG KONG — (0.0%)
*	Jiayuan International Group, Ltd. Rights 11/30/20	22,561	0

INDIA — (0.0%)
	Arvind Fashions, Ltd. Rights 04/17/20	0	0

MALAYSIA — (0.0%)
*	JAKS Resources Bhd Rights 11/12/20	7,166,560	448,449
*	Vizione Holdings Bhd Warrants 8/24/23	496,697	15,540

TOTAL MALAYSIA			463,989

SOUTH KOREA — (0.0%)
*	Doosan Fuel Cell Co., Ltd. Rights 12/8/20	22,738	158,306
#*	Doosan Heavy Industries & Construction Co., Ltd. Rights 12/4/20	382,780	1,386,469

TOTAL SOUTH KOREA			1,544,775

TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 10/5/20	38,508	12,117
*	Da Li Development Co., Ltd. Rights 11/12/20	71,486	11,621
*	Etron Technology, Inc. Rights 11/16/20	128,636	9,444
*	Nuvoton Technology Corp. Rights 10/28/20	173,453	20,618
*	Supreme Electronics Co., Ltd. Rights 10/28/20	219,836	0
*	Tai Tung Communication Co., Ltd. Rights 11/9/20	76,461	3,074

TOTAL TAIWAN			56,874

THAILAND — (0.0%)
*	Grande Asset Hotels Foreign Rights 06/03/19	215,843	0
*	MBK-W1, Inc. Warrants 1/21/21	281,264	70,389
*	Srisawad Corp. P.C.L. Warrants 8/29/25	161,401	42,464

TOTAL THAILAND			112,853

TOTAL RIGHTS/WARRANTS			2,242,683

TOTAL INVESTMENT SECURITIES (Cost $20,614,695,802)			24,610,556,024

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	38,661,524	$447,352,497

TOTAL INVESTMENTS — (100.0%) (Cost $21,061,939,395)		$25,057,908,521

As of October 31, 2020, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	905	12/18/20	$155,623,087	$147,727,675	$(7,895,412)

Total Futures Contracts			$155,623,087	$147,727,675	$(7,895,412)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$952,969,019	—	—	$952,969,019
Chile	46,377,839	$120,897,006	—	167,274,845
China	1,757,353,830	6,893,866,961	—	8,651,220,791
Colombia	41,789,900	—	—	41,789,900
Czech Republic	—	28,040,143	—	28,040,143
Egypt	1,630,684	14,797,160	—	16,427,844
Greece	6,737	45,299,497	—	45,306,234
Hong Kong	6,792,380	51,788,498	—	58,580,878
Hungary	88,352	54,534,224	—	54,622,576
India	174,449,847	2,578,391,018	—	2,752,840,865
Indonesia	13,748,358	443,223,606	—	456,971,964
Malaysia	—	517,680,915	—	517,680,915
Mexico	552,145,140	19,794	—	552,164,934
Peru	21,130,688	1	—	21,130,689
Philippines	5,318,933	230,469,829	—	235,788,762
Poland	—	170,267,118	—	170,267,118
Qatar	—	36,282,054	—	36,282,054
Russia	20,862,520	185,289,789	—	206,152,309
Saudi Arabia	474,305	320,425,465	—	320,899,770
South Africa	170,766,397	894,241,245	—	1,065,007,642
South Korea	63,879,327	3,284,345,304	—	3,348,224,631
Taiwan	440,790,265	3,574,761,538	—	4,015,551,803
Thailand	485,085,248	—	—	485,085,248
Turkey	624,108	139,101,562	—	139,725,670
United Arab Emirates	—	26,871,155	—	26,871,155
United States	—	172,039	—	172,039
Preferred Stocks
Brazil	228,676,162	—	—	228,676,162
Chile	—	4,036,441	—	4,036,441
Colombia	8,361,863	—	—	8,361,863
South Korea	—	189,077	—	189,077
Rights/Warrants
Brazil	—	64,192	—	64,192
Malaysia	—	463,989	—	463,989
South Korea	—	1,544,775	—	1,544,775

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$56,874	—	$56,874
Thailand	—	112,853	—	112,853
Securities Lending Collateral	—	447,352,497	—	447,352,497
Futures Contracts**	$(7,895,412)	—	—	(7,895,412)

TOTAL	$4,985,426,490	$20,064,586,619	—	$25,050,013,109

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (95.4%)
COMMUNICATION SERVICES — (8.3%)
	Activision Blizzard, Inc.	12,862	$974,039
	Alaska Communications Systems Group, Inc.	2,160	4,126
*	Alphabet, Inc., Class A	7,714	12,466,672
*	Alphabet, Inc., Class C	7,832	12,695,750
*	Altice USA, Inc., Class A	23,147	623,812
#*	AMC Networks, Inc., Class A	5,887	125,099
*	ANGI Homeservices, Inc., Class A	8,492	90,015
#	Anterix, Inc.	1,929	61,574
	AT&T, Inc.	267,840	7,237,037
	ATN International, Inc.	3,463	154,796
*	Boingo Wireless, Inc.	6,938	64,801
	Cable One, Inc.	630	1,091,072
*	Cargurus, Inc.	3,168	63,138
*	Cars.com, Inc.	9,540	70,501
#	CenturyLink, Inc.	138,346	1,192,542
*	Charter Communications, Inc., Class A	3,636	2,195,489
*	Cincinnati Bell, Inc.	8,716	131,176
#	Cinemark Holdings, Inc.	4,600	37,674
	Cogent Communications Holdings, Inc.	4,641	258,968
	Comcast Corp., Class A	202,879	8,569,609
*	Consolidated Communications Holdings, Inc.	1,659	7,747
#*	Cumulus Media, Inc., Class A	633	3,203
#*	Discovery, Inc., Class A	17,178	347,683
*	Discovery, Inc., Class C	35,366	647,905
*	DISH Network Corp., Class A	24,443	623,052
*	Electronic Arts, Inc.	7,537	903,159
#	Entercom Communications Corp., Class A	4,476	6,714
	EW Scripps Co. (The), Class A	9,868	89,601
*	Facebook, Inc., Class A	54,770	14,410,535
#	Fox Corp., Class A	28,760	762,715
*	Fox Corp., Class B	21,319	557,279
*	Gaia, Inc.	1,300	13,182
*	GCI Liberty, Inc., Class A	11,519	935,688
*	Glu Mobile, Inc.	9,086	65,056
*	Gray Television, Inc.	14,857	188,387
*	Hemisphere Media Group, Inc.	1,613	12,614
*	IAC/InterActiveCorp.	2,216	267,515
*	IMAX Corp.	8,607	99,239
	Interpublic Group of Cos., Inc. (The)	46,927	848,909
*	Iridium Communications, Inc.	14,903	393,588
#	John Wiley & Sons, Inc., Class A	7,363	227,958
	John Wiley & Sons, Inc., Class B	312	9,703
*	Liberty Broadband Corp., Class A	1,324	186,088
*	Liberty Broadband Corp., Class C	7,034	996,788
*	Liberty Latin America, Ltd., Class A	9,637	94,443
*	Liberty Latin America, Ltd., Class C	28,102	273,151
#*	Liberty Media Corp.-Liberty Braves, Class A	363	7,514
*	Liberty Media Corp.-Liberty Braves, Class C	4,147	84,889
#*	Liberty Media Corp.-Liberty Formula One, Class A	3,470	115,551
*	Liberty Media Corp.-Liberty Formula One, Class C	22,522	813,720
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,198	283,405
*	Liberty Media Corp.-Liberty SiriusXM, Class C	18,725	647,885
#*	Liberty TripAdvisor Holdings, Inc., Class A	9,810	17,462
#*	Lions Gate Entertainment Corp., Class A	11,808	79,114
*	Lions Gate Entertainment Corp., Class B	16,116	101,047

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Live Nation Entertainment, Inc.	9,726	$474,629
#	Loral Space & Communications, Inc.	2,740	47,703
*	Madison Square Garden Entertainment Corp.	1,674	108,810
#	Marcus Corp. (The)	1,500	10,995
*	Match Group, Inc.	9,505	1,109,994
	Meredith Corp.	1,681	18,491
#*	MSG Networks, Inc., Class A	5,969	53,363
*	Netflix, Inc.	3,698	1,759,286
#	New York Times Co. (The), Class A	10,741	425,988
	News Corp., Class A	42,390	556,581
	News Corp., Class B	21,216	276,232
#	Nexstar Media Group, Inc., Class A	6,119	504,206
	Omnicom Group, Inc.	24,567	1,159,562
*	ORBCOMM, Inc.	6,642	28,561
*	QuinStreet, Inc.	6,390	102,272
*	Roku, Inc.	399	80,758
	Saga Communications, Inc., Class A	347	5,906
	Scholastic Corp.	5,612	110,893
	Shenandoah Telecommunications Co.	9,059	395,154
#	Sirius XM Holdings, Inc.	61,965	355,059
#*	Snap, Inc., Class A	20,854	821,439
	Spok Holdings, Inc.	2,587	23,490
*	Take-Two Interactive Software, Inc.	6,254	968,870
*	TechTarget, Inc.	3,207	140,467
	TEGNA, Inc.	34,128	410,560
	Telephone and Data Systems, Inc.	16,403	278,851
*	T-Mobile US, Inc.	21,919	2,401,665
	Townsquare Media, Inc., Class A	1,300	5,876
*	Travelzoo	2,000	14,840
	Tribune Publishing Co.	5,864	67,201
	TripAdvisor, Inc.	14,054	268,572
*	TrueCar, Inc.	11,250	49,050
*	Twitter, Inc.	30,815	1,274,508
*	United States Cellular Corp.	6,305	183,602
	Verizon Communications, Inc.	214,016	12,196,772
	ViacomCBS, Inc., Class A	1,096	32,726
#	ViacomCBS, Inc., Class B	32,131	917,983
*	Vonage Holdings Corp.	25,755	272,488
	Walt Disney Co. (The)	31,507	3,820,224
#	World Wrestling Entertainment, Inc., Class A	5,446	198,016
*	Yelp, Inc.	9,440	185,685
*	Zedge, Inc., Class B	300	1,023
*	Zillow Group, Inc., Class A	4,266	381,082
#*	Zillow Group, Inc., Class C	9,269	821,419
#*	Zynga, Inc., Class A	85,388	767,638

TOTAL COMMUNICATION SERVICES			107,318,869

CONSUMER DISCRETIONARY — (12.7%)
#*	1-800-Flowers.com, Inc., Class A	5,186	102,838
	Aaron’s Holdings Co., Inc.	8,664	452,781
	Abercrombie & Fitch Co., Class A	14,633	208,081
	Acushnet Holdings Corp.	9,745	332,597
*	Adient P.L.C.	6,038	128,126
*	Adtalem Global Education, Inc.	9,323	218,531
	Advance Auto Parts, Inc.	4,142	610,034
*	Amazon.com, Inc.	9,350	28,388,003
*	American Axle & Manufacturing Holdings, Inc.	13,899	93,401
#	American Eagle Outfitters, Inc.	32,450	444,890
*	American Public Education, Inc.	2,802	79,213

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	America’s Car-Mart, Inc.	1,100	$95,172
	Aptiv P.L.C.	21,818	2,105,219
	Aramark	21,930	608,338
	Ark Restaurants Corp.	120	1,200
#*	Asbury Automotive Group, Inc.	3,077	316,869
#*	At Home Group, Inc.	8,348	135,989
	Autoliv, Inc.	13,399	1,015,644
*	AutoNation, Inc.	13,704	777,428
*	AutoZone, Inc.	902	1,018,340
*	Barnes & Noble Education, Inc.	189	435
	Bassett Furniture Industries, Inc.	1,200	17,712
#*	Beazer Homes USA, Inc.	4,142	50,450
	Bed Bath & Beyond, Inc.	8,034	159,073
	Best Buy Co., Inc.	25,955	2,895,280
#	Big Lots, Inc.	6,301	299,928
*	Biglari Holdings, Inc., Class B	227	19,016
#	Bloomin’ Brands, Inc.	11,019	154,046
*	Booking Holdings, Inc.	1,958	3,176,855
#*	Boot Barn Holdings, Inc.	4,393	140,664
	BorgWarner, Inc.	35,763	1,250,990
#*	Bright Horizons Family Solutions, Inc.	6,450	1,019,423
#	Brinker International, Inc.	3,652	159,008
	Brunswick Corp.	11,366	724,128
#	Buckle, Inc. (The)	7,967	190,889
*	Build-A-Bear Workshop, Inc.	1,000	4,130
#*	Burlington Stores, Inc.	4,185	810,132
	Caleres, Inc.	5,590	42,931
	Callaway Golf Co.	12,039	186,484
	Camping World Holdings, Inc., Class A	2,464	65,148
*	Capri Holdings, Ltd.	14,895	316,072
#*	CarMax, Inc.	11,811	1,020,943
#	Carnival Corp.	29,324	402,032
	Carriage Services, Inc.	2,352	60,705
*	Carrols Restaurant Group, Inc.	8,663	50,679
#	Carter’s, Inc.	6,367	518,592
#*	Carvana Co.	843	156,250
	Cato Corp. (The), Class A	600	3,672
*	Cavco Industries, Inc.	1,219	209,839
*	Century Communities, Inc.	4,391	170,546
#	Cheesecake Factory, Inc. (The)	7,163	212,884
#*	Chegg, Inc.	4,219	309,843
#	Children’s Place, Inc. (The)	2,492	62,973
#	Choice Hotels International, Inc.	3,662	319,876
	Citi Trends, Inc.	2,312	60,366
#	Collectors Universe, Inc.	1,300	71,409
#	Columbia Sportswear Co.	9,106	679,217
*	Conn’s, Inc.	4,758	44,582
#*	Container Store Group, Inc. (The)	4,590	43,697
	Cooper Tire & Rubber Co.	10,504	361,233
	Cracker Barrel Old Country Store, Inc.	3,493	397,573
*	Crocs, Inc.	8,413	440,252
	Culp, Inc.	1,771	21,978
	Dana, Inc.	22,857	319,769
	Darden Restaurants, Inc.	11,692	1,074,729
#	Dave & Buster’s Entertainment, Inc.	5,781	99,202
*	Deckers Outdoor Corp.	4,029	1,020,828
*	Del Taco Restaurants, Inc.	5,595	41,487
*	Delta Apparel, Inc.	600	9,990
#*	Denny’s Corp.	5,995	53,715

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Designer Brands, Inc., Class A	1,992	$8,625
#	Dick’s Sporting Goods, Inc.	10,157	575,394
#	Dillard’s, Inc., Class A	2,850	127,481
#	Dine Brands Global, Inc.	1,722	88,597
*	Dixie Group, Inc. (The)	1,369	1,240
	Dollar General Corp.	8,573	1,789,271
*	Dollar Tree, Inc.	19,971	1,803,781
	Domino’s Pizza, Inc.	1,500	567,480
*	Dorman Products, Inc.	5,212	465,275
	DR Horton, Inc.	25,417	1,698,110
	Dunkin’ Brands Group, Inc.	5,290	527,466
	eBay, Inc.	43,028	2,049,424
*	El Pollo Loco Holdings, Inc.	4,262	60,179
	Escalade, Inc.	1,450	26,985
	Ethan Allen Interiors, Inc.	4,083	65,532
*	Etsy, Inc.	8,119	987,189
	Expedia Group, Inc.	6,280	591,262
	Extended Stay America, Inc.	29,125	330,569
*	Fiesta Restaurant Group, Inc.	3,560	30,758
#*	Five Below, Inc.	6,045	806,040
	Flexsteel Industries, Inc.	1,153	32,226
*	Floor & Decor Holdings, Inc., Class A	12,035	878,555
#	Foot Locker, Inc.	15,240	562,051
	Ford Motor Co.	240,113	1,856,074
#*	Fossil Group, Inc.	7,394	42,220
*	Fox Factory Holding Corp.	5,595	470,428
*	frontdoor, Inc.	7,821	309,868
#*	Funko, Inc., Class A	3,500	22,190
	Gap, Inc. (The)	52,455	1,020,250
	Garmin, Ltd.	9,066	943,045
	General Motors Co.	57,921	2,000,012
*	Genesco, Inc.	3,112	55,145
	Gentex Corp.	34,681	959,623
*	Gentherm, Inc.	4,760	220,340
	Genuine Parts Co.	10,381	938,754
#*	G-III Apparel Group, Ltd.	6,928	93,389
	Goodyear Tire & Rubber Co. (The)	24,359	201,693
*	GoPro, Inc., Class A	15,660	93,020
	Graham Holdings Co., Class B	687	261,294
*	Grand Canyon Education, Inc.	5,044	395,298
*	Green Brick Partners, Inc.	5,861	104,853
	Group 1 Automotive, Inc.	2,918	309,541
*	GrubHub, Inc.	5,746	424,974
#	Guess?, Inc.	14,243	167,783
#	H&R Block, Inc.	18,895	326,128
#	Hamilton Beach Brands Holding Co., Class A	1,000	22,050
#	Hanesbrands, Inc.	48,867	785,293
	Harley-Davidson, Inc.	24,436	803,456
#	Hasbro, Inc.	10,459	865,168
#	Haverty Furniture Cos., Inc.	4,379	109,563
#*	Helen of Troy, Ltd.	3,202	607,099
#*	Hibbett Sports, Inc.	2,831	107,040
*	Hilton Grand Vacations, Inc.	14,676	302,326
	Hilton Worldwide Holdings, Inc.	10,164	892,501
	Home Depot, Inc. (The)	14,865	3,964,644
	Hooker Furniture Corp.	1,478	40,645
#*	Hudson, Ltd., Class A	5,289	40,408
#	Hyatt Hotels Corp., Class A	4,105	226,350
*	Installed Building Products, Inc.	4,932	446,543

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	iRobot Corp.	3,767	$299,778
	Jack in the Box, Inc.	2,513	201,191
	Johnson Outdoors, Inc., Class A	1,404	122,611
*	K12, Inc.	7,870	187,857
	KB Home	15,380	496,005
	Kohl’s Corp.	21,863	465,463
#*	Kontoor Brands, Inc.	2,650	87,185
	L Brands, Inc.	5,861	187,611
#*	Lakeland Industries, Inc.	1,000	21,570
*	Lands’ End, Inc.	4,280	68,694
*	Laureate Education, Inc., Class A	13,798	179,374
	La-Z-Boy, Inc.	7,281	249,229
	LCI Industries	3,843	421,423
*	Leaf Group, Ltd.	2,563	14,609
	Lear Corp.	9,944	1,201,335
	Leggett & Platt, Inc.	18,744	782,187
	Lennar Corp., Class A	18,892	1,326,785
	Lennar Corp., Class B	1,637	93,129
*	LGI Homes, Inc.	3,499	373,973
	Lifetime Brands, Inc.	1,597	16,050
#*	Lindblad Expeditions Holdings, Inc.	7,580	63,066
*	Liquidity Services, Inc.	3,459	29,505
#	Lithia Motors, Inc., Class A	3,529	810,153
*	LKQ Corp.	38,553	1,233,310
	Lowe’s Cos., Inc.	28,452	4,498,261
*	Luby’s, Inc.	1,850	4,977
*	Lululemon Athletica, Inc.	3,342	1,067,067
*	Lumber Liquidators Holdings, Inc.	3,367	74,478
*	M/I Homes, Inc.	3,235	132,376
#	Macy’s, Inc.	4,300	26,703
#*	Magnite, Inc.	4,400	39,732
*	Malibu Boats, Inc., Class A	3,128	158,996
	Marine Products Corp.	5,029	79,760
*	MarineMax, Inc.	3,867	115,933
	Marriott International, Inc., Class A	7,033	653,225
	Marriott Vacations Worldwide Corp.	5,248	506,957
#*	MasterCraft Boat Holdings, Inc.	3,129	64,520
*	Mattel, Inc.	27,983	385,326
	McDonald’s Corp.	9,775	2,082,075
	MDC Holdings, Inc.	9,687	421,578
»	Media General, Inc.	13,638	1,279
*	Meritage Homes Corp.	5,126	446,423
#*	Michaels Cos., Inc. (The)	15,366	124,618
*	Modine Manufacturing Co.	7,038	45,043
*	Mohawk Industries, Inc.	7,032	725,632
#	Monro, Inc.	5,228	219,890
#*	Motorcar Parts of America, Inc.	2,723	40,110
	Movado Group, Inc.	2,400	26,184
*	Murphy USA, Inc.	4,942	604,357
	Nathan’s Famous, Inc.	600	30,456
#*	National Vision Holdings, Inc.	9,444	380,877
#*	Nautilus, Inc.	4,510	97,822
#*	New Home Co., Inc. (The)	1,900	9,652
	NIKE, Inc., Class B	22,154	2,660,252
#*	Noodles & Co.	5,800	37,468
#	Nordstrom, Inc.	14,036	169,836
#*	Norwegian Cruise Line Holdings, Ltd.	17,440	290,027
*	NVR, Inc.	312	1,233,364
	ODP Corp. (The)	6,695	130,553

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Ollie’s Bargain Outlet Holdings, Inc.	4,634	$403,575
*	O’Reilly Automotive, Inc.	3,845	1,678,727
#	Oxford Industries, Inc.	2,746	113,053
	Papa John’s International, Inc.	2,782	213,101
	Patrick Industries, Inc.	3,766	209,955
#	Penske Automotive Group, Inc.	13,288	679,814
*	Perdoceo Education Corp.	8,848	99,894
#	PetMed Express, Inc.	3,666	108,440
*	Planet Fitness, Inc., Class A	7,423	439,961
#*	Playa Hotels & Resorts NV	17,215	66,622
	Polaris, Inc.	7,671	696,987
	Pool Corp.	4,278	1,496,573
	PulteGroup, Inc.	36,046	1,469,235
	PVH Corp.	7,338	427,732
*	Quotient Technology, Inc.	10,037	89,329
	Qurate Retail, Inc., Class A	45,923	310,899
	Ralph Lauren Corp.	6,473	432,720
#*	Red Robin Gourmet Burgers, Inc.	900	10,836
#*	Regis Corp.	5,136	28,453
	Rent-A-Center, Inc.	8,566	264,689
#*	RH	2,156	722,756
	Rocky Brands, Inc.	402	10,814
	Ross Stores, Inc.	16,859	1,435,881
#	Royal Caribbean Cruises, Ltd.	11,636	656,503
#*	Sally Beauty Holdings, Inc.	8,848	74,058
*	SeaWorld Entertainment, Inc.	11,472	252,613
*	Select Interior Concepts, Inc., Class A	1,800	12,456
	Service Corp. International	23,706	1,097,825
#*	Shake Shack, Inc., Class A	2,708	182,844
#	Shoe Carnival, Inc.	2,230	69,085
	Shutterstock, Inc.	4,251	278,228
#	Signet Jewelers, Ltd.	8,025	178,797
#	Six Flags Entertainment Corp.	5,071	109,635
*	Skechers U.S.A., Inc., Class A	15,863	503,016
*	Skyline Champion Corp.	7,662	196,530
#*	Sleep Number Corp.	2,862	181,336
#	Sonic Automotive, Inc., Class A	4,084	147,269
*	Sonos, Inc.	6,642	96,973
*	Sportsman’s Warehouse Holdings, Inc.	2,963	38,578
*	Stamps.com, Inc.	2,929	653,870
	Standard Motor Products, Inc.	3,872	177,338
	Starbucks Corp.	15,505	1,348,315
	Steven Madden, Ltd.	10,477	251,553
*	Stoneridge, Inc.	5,645	128,875
	Strategic Education, Inc.	2,887	239,794
	Strattec Security Corp.	200	5,808
	Superior Group of Cos, Inc.	1,686	36,451
#*	Superior Industries International, Inc.	2,981	3,667
	Tapestry, Inc.	38,289	851,164
	Target Corp.	25,029	3,809,914
*	Taylor Morrison Home Corp.	15,830	341,928
*	Tempur Sealy International, Inc.	5,761	512,729
#*	Tenneco, Inc., Class A	1,172	10,103
*	Terminix Global Holdings, Inc.	12,112	570,354
*	Tesla, Inc.	5,130	1,990,645
	Texas Roadhouse, Inc.	9,453	661,994
#	Thor Industries, Inc.	7,247	612,951
	Tiffany & Co.	8,629	1,129,018
	Tilly’s, Inc., Class A	1,998	12,268

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	TJX Cos., Inc. (The)	53,573	$2,721,508
	Toll Brothers, Inc.	14,952	632,171
*	TopBuild Corp.	5,884	901,488
	Tractor Supply Co.	8,913	1,187,301
*	TRI Pointe Group, Inc.	20,623	338,836
	Tupperware Brands Corp.	4,382	138,997
*	Ulta Beauty, Inc.	5,831	1,205,676
#*	Under Armour, Inc., Class A	7,938	109,862
#*	Under Armour, Inc., Class C	11,684	142,895
*	Unifi, Inc.	2,302	34,507
*	Universal Electronics, Inc.	2,569	95,207
*	Universal Technical Institute, Inc.	1,356	6,224
*	Urban Outfitters, Inc.	15,915	355,541
#	Vail Resorts, Inc.	4,306	999,164
#*	Veoneer, Inc.	9,833	151,133
*	Vera Bradley, Inc.	4,815	30,527
	VF Corp.	29,784	2,001,485
#*	Visteon Corp.	4,374	392,129
*	VOXX International Corp.	2,097	23,759
#*	Wayfair, Inc., Class A	2,283	566,252
	Wendy’s Co. (The)	29,829	651,764
	Weyco Group, Inc.	1,047	16,584
	Whirlpool Corp.	8,385	1,550,890
#	Williams-Sonoma, Inc.	10,952	998,932
	Wingstop, Inc.	3,132	364,346
	Winmark Corp.	400	67,764
	Winnebago Industries, Inc.	5,225	245,314
	Wolverine World Wide, Inc.	9,969	265,873
*	WW International, Inc.	6,624	140,164
	Wyndham Destinations, Inc.	8,926	291,255
	Wyndham Hotels & Resorts, Inc.	9,513	442,450
#*	YETI Holdings, Inc.	500	24,740
	Yum! Brands, Inc.	5,524	515,555
*	ZAGG, Inc.	4,298	12,249
*	Zovio, Inc.	2,706	9,769
*	Zumiez, Inc.	4,107	114,996

TOTAL CONSUMER DISCRETIONARY			164,656,585

CONSUMER STAPLES — (5.0%)
	Alico, Inc.	938	27,089
	Andersons, Inc. (The)	5,770	125,151
	Archer-Daniels-Midland Co.	34,217	1,582,194
#	B&G Foods, Inc.	10,036	266,556
*	BJ’s Wholesale Club Holdings, Inc.	13,934	533,533
	Bunge, Ltd.	16,167	917,154
	Calavo Growers, Inc.	2,253	151,244
*	Cal-Maine Foods, Inc.	5,619	215,489
#	Campbell Soup Co.	21,856	1,020,020
#	Casey’s General Stores, Inc.	5,772	972,986
*	Central Garden & Pet Co.	1,889	73,595
*	Central Garden & Pet Co., Class A	8,580	303,646
#*	Chefs’ Warehouse, Inc. (The)	3,811	51,525
#	Clorox Co. (The)	7,826	1,621,939
	Coca-Cola Co. (The)	152,681	7,337,849
	Coca-Cola Consolidated, Inc.	1,254	287,103
	Colgate-Palmolive Co.	25,494	2,011,222
	Conagra Brands, Inc.	35,332	1,239,800
	Costco Wholesale Corp.	7,666	2,741,515
*	Darling Ingredients, Inc.	28,208	1,212,944

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Edgewell Personal Care Co	8,356	$219,094
*	elf Beauty, Inc.	7,804	158,187
	Energizer Holdings, Inc.	9,535	375,202
*	Farmer Bros Co.	792	2,748
	Flowers Foods, Inc.	24,406	575,493
	Fresh Del Monte Produce, Inc.	8,311	178,936
#*	Freshpet, Inc.	834	95,493
	General Mills, Inc.	23,727	1,402,740
#*	Hain Celestial Group, Inc. (The)	16,656	512,172
*	Herbalife Nutrition, Ltd.	9,000	406,260
#	Hormel Foods Corp.	23,828	1,160,185
*	Hostess Brands, Inc.	19,002	240,185
#	Ingles Markets, Inc., Class A	3,705	132,861
	Ingredion, Inc.	9,049	641,484
	Inter Parfums, Inc.	3,504	143,874
#	J&J Snack Foods Corp.	1,979	268,293
#	JM Smucker Co. (The)	7,024	788,093
	John B. Sanfilippo & Son, Inc.	1,772	128,931
	Kellogg Co.	24,544	1,543,572
#	Keurig Dr Pepper, Inc.	7,462	200,728
	Kimberly-Clark Corp.	8,135	1,078,620
	Kraft Heinz Co. (The)	26,225	802,223
	Kroger Co. (The)	82,614	2,660,997
	Lamb Weston Holdings, Inc.	9,827	623,523
	Lancaster Colony Corp.	3,757	624,188
*	Landec Corp.	3,686	35,422
#*	Lifevantage Corp.	1,400	15,470
*	Lifeway Foods, Inc.	2,012	9,275
#	Limoneira Co.	2,048	28,324
	Mannatech, Inc.	40	658
#	McCormick & Co., Inc.	90	16,088
	McCormick & Co., Inc. Non-Voting	8,445	1,524,407
	Medifast, Inc.	1,250	175,613
*	Monster Beverage Corp.	7,270	556,664
#*	National Beverage Corp.	3,892	304,705
#	Natura & Co. Holding SA, ADR	15,813	252,217
*	Natural Alternatives International, Inc.	920	7,121
	Natural Grocers by Vitamin Cottage, Inc.	3,961	42,145
*	Nature’s Sunshine Products, Inc.	1,300	13,546
	Nu Skin Enterprises, Inc., Class A	9,660	476,721
	Oil-Dri Corp. of America	877	29,958
	PepsiCo, Inc.	62,829	8,374,477
*	Performance Food Group Co.	14,676	493,260
*	Pilgrim’s Pride Corp.	21,104	353,281
*	Post Holdings, Inc.	9,947	854,447
	PriceSmart, Inc.	4,237	292,353
	Sanderson Farms, Inc.	2,916	373,161
	Seaboard Corp.	70	241,150
*	Seneca Foods Corp., Class A	1,000	36,850
*	Simply Good Foods Co. (The)	12,209	229,529
	SpartanNash Co.	6,615	121,782
	Spectrum Brands Holdings, Inc.	8,176	464,969
*	Sprouts Farmers Market, Inc.	18,120	345,186
	Sysco Corp.	23,884	1,321,024
#	Tootsie Roll Industries, Inc.	3,417	102,100
*	TreeHouse Foods, Inc.	9,409	365,446
	Tyson Foods, Inc., Class A	24,973	1,429,205
#*	United Natural Foods, Inc.	7,790	113,500
*	US Foods Holding Corp.	25,461	532,135

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	USANA Health Sciences, Inc.	3,684	$278,695
	Village Super Market, Inc., Class A	1,203	27,248
	Walgreens Boots Alliance, Inc.	45,070	1,534,183
	Walmart, Inc.	38,979	5,408,336
	WD-40 Co.	1,271	309,336
	Weis Markets, Inc.	4,404	199,986

TOTAL CONSUMER STAPLES			64,946,609

ENERGY — (2.2%)
	Adams Resources & Energy, Inc.	517	9,864
#	Antero Midstream Corp.	43,398	248,671
	Apache Corp.	7,935	65,860
	Arch Resources, Inc.	3,328	101,670
	Archrock, Inc.	23,037	136,609
	Ardmore Shipping Corp.	4,312	12,074
	Baker Hughes Co.	35,506	524,424
	Berry Corp.	9,690	25,388
*	Bonanza Creek Energy, Inc.	3,181	56,336
*	Bristow Group, Inc.	989	20,551
	Cabot Oil & Gas Corp.	59,680	1,061,707
	Cactus, Inc., Class A	5,964	101,388
*	ChampionX Corp.	10,467	91,377
*	Cheniere Energy, Inc.	14,572	697,562
	Chevron Corp.	50,375	3,501,062
	Cimarex Energy Co.	9,661	245,100
*	Clean Energy Fuels Corp.	31,215	77,413
*	CNX Resources Corp.	37,697	365,661
	Concho Resources, Inc.	15,410	639,669
	ConocoPhillips	67,430	1,929,847
#*	Contango Oil & Gas Co.	10,050	12,562
#	Continental Resources, Inc.	9,137	109,918
#	Core Laboratories NV	539	7,789
	CVR Energy, Inc.	12,089	133,100
	Delek US Holdings, Inc.	12,636	127,118
	Devon Energy Corp.	36,964	330,089
	DHT Holdings, Inc.	22,418	107,831
	Diamondback Energy, Inc.	4,467	115,963
#	DMC Global, Inc.	2,624	93,336
*	Dorian LPG, Ltd.	8,362	68,568
*	Dril-Quip, Inc.	4,462	115,566
#	EnLink Midstream LLC	2,000	5,420
	EOG Resources, Inc.	35,180	1,204,563
	EQT Corp.	32,773	496,183
	Equitrans Midstream Corp.	31,012	225,147
	Evolution Petroleum Corp.	4,751	10,500
*	Exterran Corp.	4,779	20,215
	Exxon Mobil Corp.	94,072	3,068,629
*	Forum Energy Technologies, Inc.	17,036	8,099
*	Geospace Technologies Corp.	900	4,617
#*	Green Plains, Inc.	6,080	91,808
	Halliburton Co.	67,904	818,922
#*	Helix Energy Solutions Group, Inc.	21,367	52,990
	Helmerich & Payne, Inc.	1,900	28,253
#	Hess Corp.	21,571	802,873
	HollyFrontier Corp.	21,941	406,128
	International Seaways, Inc.	5,977	80,929
	Kinder Morgan, Inc.	81,606	971,111
	Liberty Oilfield Services, Inc., Class A	11,485	76,720
	Marathon Oil Corp.	54,938	217,554

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Marathon Petroleum Corp.	39,359	$1,161,090
#*	Matador Resources Co.	14,684	103,816
*	Matrix Service Co.	3,686	28,014
#	Murphy Oil Corp.	17,235	133,054
	Nabors Industries, Ltd.	1,296	36,832
	NACCO Industries, Inc., Class A	500	9,745
	National Oilwell Varco, Inc.	10,613	89,149
*	Natural Gas Services Group, Inc.	1,608	13,990
#	Nordic American Tankers, Ltd.	19,032	55,383
	Occidental Petroleum Corp.	32,883	300,222
	ONEOK, Inc.	28,267	819,743
*	Overseas Shipholding Group, Inc., Class A	7,143	13,643
*	Par Pacific Holdings, Inc.	8,758	56,402
	Parsley Energy, Inc., Class A	37,833	378,708
*	PDC Energy, Inc.	3,560	42,435
	Phillips 66	20,069	936,420
	Pioneer Natural Resources Co.	12,415	987,737
#	Range Resources Corp.	37,286	245,342
*	Renewable Energy Group, Inc.	4,824	272,074
*	REX American Resources Corp.	885	64,331
#*	RPC, Inc.	13,400	31,892
	Schlumberger, Ltd.	25,797	385,407
#	Scorpio Tankers, Inc.	3,098	27,324
*	SEACOR Holdings, Inc.	3,070	94,034
	SFL Corp., Ltd.	15,971	103,971
	Solaris Oilfield Infrastructure, Inc., Class A	2,781	16,491
*	Southwestern Energy Co.	76,979	205,534
	Targa Resources Corp.	12,079	193,868
#*	Teekay Tankers, Ltd., Class A	3,398	32,043
	Valero Energy Corp.	16,026	618,764
#*	W&T Offshore, Inc.	21,180	29,652
	Williams Cos., Inc. (The)	73,029	1,401,426
	World Fuel Services Corp.	9,191	193,471
*	WPX Energy, Inc.	32,972	152,001

TOTAL ENERGY			28,958,742

FINANCIALS — (14.5%)
	1st Constitution Bancorp	749	9,767
	1st Source Corp.	4,346	145,548
	ACNB Corp.	303	6,324
#	Affiliated Managers Group, Inc.	5,960	449,205
	Aflac, Inc.	32,940	1,118,313
	Alleghany Corp.	905	494,972
	Allegiance Bancshares, Inc.	2,498	70,693
	Allstate Corp. (The)	18,223	1,617,291
	Ally Financial, Inc.	32,137	857,415
	Altabancorp	1,700	37,009
	A-Mark Precious Metals, Inc.	1,195	37,141
*	Ambac Financial Group, Inc.	5,554	68,203
	American Equity Investment Life Holding Co.	14,447	358,575
	American Express Co.	34,168	3,117,488
	American Financial Group, Inc.	10,672	799,760
	American International Group, Inc.	41,824	1,317,038
	American National Bankshares, Inc.	1,300	29,640
	American National Group, Inc.	3,670	252,496
	Ameriprise Financial, Inc.	13,713	2,205,462
	Ameris Bancorp	11,395	333,874
	AMERISAFE, Inc.	2,385	140,667
	AmeriServ Financial, Inc.	300	828

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#	Ames National Corp.	500	$9,650
#	Aon P.L.C., Class A	10,237	1,883,710
*	Arch Capital Group, Ltd.	23,019	695,404
	Ares Management Corp., Class A	4,188	177,152
	Argo Group International Holdings, Ltd.	5,421	193,421
	Arrow Financial Corp.	2,364	64,703
	Arthur J Gallagher & Co.	9,965	1,033,470
	Artisan Partners Asset Management, Inc., Class A	8,057	322,763
	Associated Banc-Corp.	22,085	302,344
	Assurant, Inc.	7,094	882,281
	Assured Guaranty, Ltd.	15,659	399,774
*	Athene Holding, Ltd., Class A	21,790	699,023
*	Atlantic Capital Bancshares, Inc.	4,182	58,046
	Atlantic Union Bankshares Corp.	12,908	326,443
	Axis Capital Holdings, Ltd.	9,837	419,942
*	Axos Financial, Inc.	10,344	281,977
	Banc of California, Inc.	9,859	118,308
	BancFirst Corp.	5,329	236,874
*	Bancorp, Inc. (The)	11,054	106,118
	BancorpSouth Bank	18,825	440,693
	Bank of America Corp.	201,462	4,774,649
	Bank of Commerce Holdings	300	2,403
	Bank of Hawaii Corp.	6,432	390,036
	Bank of Marin Bancorp	2,280	68,719
	Bank of New York Mellon Corp. (The)	42,750	1,468,890
	Bank of NT Butterfield & Son, Ltd. (The)	9,367	247,851
	Bank of Princeton (The)	613	12,058
#	Bank OZK	21,060	521,867
	BankFinancial Corp.	2,924	21,491
	BankUnited, Inc.	15,112	381,578
	Bankwell Financial Group, Inc.	700	11,550
	Banner Corp.	5,895	217,349
	Bar Harbor Bankshares	1,390	28,384
*	Baycom Corp.	742	8,236
	BCB Bancorp, Inc.	1,443	13,117
*	Berkshire Hathaway, Inc., Class B	45,922	9,271,652
	Berkshire Hills Bancorp, Inc.	7,151	93,178
	BGC Partners, Inc., Class A	41,530	122,514
	BlackRock, Inc.	3,658	2,191,910
	Blackstone Group, Inc. (The), Class A	9,750	491,595
*	Blucora, Inc.	5,883	58,536
#	BOK Financial Corp.	6,081	357,198
	Boston Private Financial Holdings, Inc.	13,196	81,551
#	Bridge Bancorp, Inc.	3,707	72,435
*	Bridgewater Bancshares, Inc.	3,552	39,463
#*	Brighthouse Financial, Inc.	16,577	548,699
	BrightSphere Investment Group P.L.C.	12,156	167,753
	Brookline Bancorp, Inc.	14,704	140,864
	Brown & Brown, Inc.	18,523	805,936
	Bryn Mawr Bank Corp.	3,259	87,537
	Business First Bancshares, Inc.	974	16,178
	Byline Bancorp, Inc.	5,176	68,013
	C&F Financial Corp.	500	15,575
	Cadence BanCorp.	8,945	100,363
»	Calamos Asset Management, Inc., Class A	2,328	0
#	Cambridge Bancorp	638	39,613
	Camden National Corp.	3,149	100,674
*	Cannae Holdings, Inc.	14,199	525,079
	Capital City Bank Group, Inc.	2,300	49,013

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Capital One Financial Corp.	18,916	$1,382,381
#	Capitol Federal Financial, Inc.	25,612	294,026
	Capstar Financial Holdings, Inc.	1,712	17,788
	Cathay General Bancorp	13,592	319,820
	Cboe Global Markets, Inc.	7,018	570,493
	CBTX, Inc.	4,682	88,490
	CCUR Holdings, Inc.	1,400	4,200
	Central Pacific Financial Corp.	4,075	56,113
	Central Valley Community Bancorp	1,231	15,880
	Century Bancorp, Inc., Class A	292	20,898
	Charles Schwab Corp. (The)	72,519	2,981,256
	Chemung Financial Corp.	400	13,632
	Chubb, Ltd.	12,609	1,638,035
#	Cincinnati Financial Corp.	10,532	745,034
#	CIT Group, Inc.	10,425	307,016
	Citigroup, Inc.	53,658	2,222,514
	Citizens & Northern Corp.	1,891	32,034
	Citizens Financial Group, Inc.	20,639	562,413
	Citizens Holding Co.	160	3,472
#*	Citizens, Inc.	3,580	20,657
	City Holding Co.	2,529	152,827
	Civista Bancshares, Inc.	1,487	21,205
	CME Group, Inc.	6,500	979,680
	CNA Financial Corp.	4,382	130,540
	CNB Financial Corp.	2,238	40,597
	CNO Financial Group, Inc.	13,279	235,702
	Codorus Valley Bancorp, Inc.	633	8,520
	Cohen & Steers, Inc.	6,215	349,967
	Columbia Banking System, Inc.	13,199	374,984
*	Columbia Financial, Inc.	16,862	205,548
	Comerica, Inc.	12,656	575,975
	Commerce Bancshares, Inc.	12,180	758,205
	Community Bank System, Inc.	8,296	481,085
	Community Bankers Trust Corp.	100	546
	Community Financial Corp. (The)	300	6,555
	Community Trust Bancorp, Inc.	2,916	92,787
	ConnectOne Bancorp, Inc.	5,084	78,446
#*	Consumer Portfolio Services, Inc.	4,008	15,030
#	Cowen, Inc., Class A	4,405	94,531
	Crawford & Co., Class A	2,549	16,314
	Crawford & Co., Class B	3,450	21,873
#*	Credit Acceptance Corp.	2,294	683,887
#	Cullen/Frost Bankers, Inc.	7,024	493,576
#	Curo Group Holdings Corp.	8,089	60,587
*	Customers Bancorp, Inc.	5,789	80,004
	CVB Financial Corp.	23,736	415,380
	Diamond Hill Investment Group, Inc.	832	113,934
	Dime Community Bancshares, Inc.	7,365	93,167
	Discover Financial Services	24,433	1,588,389
	Donegal Group, Inc., Class A	3,167	45,953
*	Donnelley Financial Solutions, Inc.	7,548	95,331
	Eagle Bancorp, Inc.	5,217	156,093
	East West Bancorp, Inc.	16,796	612,718
	Eaton Vance Corp.	14,602	873,054
#*	eHealth, Inc.	2,510	168,446
	Employers Holdings, Inc.	6,414	205,312
*	Encore Capital Group, Inc.	4,540	144,962
*	Enova International, Inc.	6,877	105,562
*	Enstar Group, Ltd.	2,076	356,802

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Enterprise Bancorp, Inc.	1,259	$28,466
	Enterprise Financial Services Corp.	3,833	111,579
	Equitable Holdings, Inc.	30,648	658,626
*	Equity Bancshares, Inc., Class A	2,425	44,572
#	Erie Indemnity Co., Class A	2,626	611,517
	ESSA Bancorp, Inc.	1,600	20,336
	Essent Group, Ltd.	13,267	528,690
	Evercore, Inc., Class A	6,474	514,942
	Everest Re Group, Ltd.	2,971	585,525
*	EZCORP, Inc., Class A	8,301	37,022
	FactSet Research Systems, Inc.	2,652	812,838
#	Farmers & Merchants Bancorp, Inc.	978	19,619
	Farmers National Banc Corp.	4,026	46,903
	FB Financial Corp.	7,432	219,244
	FBL Financial Group, Inc., Class A	4,367	216,996
	Federal Agricultural Mortgage Corp., Class C	1,582	102,181
	Federated Hermes, Inc., Class B	15,549	371,621
	Fidelity National Financial, Inc.	28,187	881,971
	Fifth Third Bancorp	43,172	1,002,454
	Financial Institutions, Inc.	2,921	51,789
	First American Financial Corp.	15,228	679,017
	First Bancorp	4,770	114,909
	First BanCorp.	35,938	233,238
	First Bancorp, Inc. (The)	1,481	34,256
	First Bancshares, Inc. (The)	1,821	43,413
	First Bank	916	6,861
	First Busey Corp.	8,680	156,153
	First Business Financial Services, Inc.	989	16,961
	First Choice Bancorp	624	8,786
	First Citizens BancShares, Inc., Class A	1,252	579,300
	First Commonwealth Financial Corp.	19,240	165,849
	First Community Bancshares, Inc.	3,590	68,138
	First Financial Bancorp	16,417	234,763
	First Financial Bankshares, Inc.	11,685	348,330
	First Financial Corp.	2,421	84,057
	First Financial Northwest, Inc.	1,800	17,838
	First Foundation, Inc.	5,470	81,339
	First Hawaiian, Inc.	21,301	367,655
	First Horizon National Corp.	65,753	684,489
	First Internet Bancorp	1,237	26,620
	First Interstate BancSystem, Inc., Class A	7,386	260,726
	First Merchants Corp.	9,852	257,236
	First Mid Bancshares, Inc.	2,167	60,156
	First Midwest Bancorp, Inc.	18,327	230,004
	First Northwest Bancorp	1,283	15,075
	First of Long Island Corp. (The)	3,590	55,394
	First Republic Bank	9,744	1,229,108
	FirstCash, Inc.	5,521	287,313
	Flagstar Bancorp, Inc.	8,915	261,655
	Flushing Financial Corp.	5,263	67,314
	FNB Corp.	45,402	343,239
#	Franklin Resources, Inc.	25,298	474,338
	FS Bancorp, Inc.	425	19,682
	Fulton Financial Corp.	29,630	325,634
	GAMCO Investors, Inc., Class A	1,254	15,424
*	Genworth Financial, Inc., Class A	60,600	238,158
	German American Bancorp, Inc.	5,088	153,505
	Glacier Bancorp, Inc.	11,945	427,631
	Global Indemnity Group LLC, Class A	1,700	41,667

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Globe Life, Inc	8,850	$717,647
	Goldman Sachs Group, Inc. (The)	8,527	1,611,944
#	Goosehead Insurance, Inc., Class A	1,361	166,777
*	Great Elm Capital Group, Inc.	351	681
	Great Southern Bancorp, Inc.	2,505	102,580
	Great Western Bancorp, Inc.	7,931	103,024
*	Green Dot Corp., Class A	8,879	473,428
#*	Greenlight Capital Re, Ltd., Class A	4,395	29,666
	Guaranty Bancshares, Inc.	1,200	34,680
	Hamilton Lane, Inc., Class A	3,546	247,156
	Hancock Whitney Corp.	10,978	251,067
	Hanmi Financial Corp.	4,414	39,682
	Hanover Insurance Group, Inc. (The)	4,760	455,342
#*	HarborOne Bancrop, Inc.	7,463	70,152
	Hartford Financial Services Group, Inc. (The)	37,674	1,451,202
#	HCI Group, Inc.	1,645	77,282
	Heartland Financial USA, Inc.	5,901	194,379
#	Hennessy Advisors, Inc.	1,107	8,933
	Heritage Commerce Corp.	8,432	61,132
	Heritage Financial Corp.	6,566	137,623
	Heritage Insurance Holdings, Inc.	4,010	37,854
	Hilltop Holdings, Inc.	12,037	274,564
	Hingham Institution For Savings (The)	155	31,305
	Home Bancorp, Inc.	1,154	29,127
	Home BancShares, Inc.	25,808	428,413
	HomeStreet, Inc.	4,364	135,589
	HomeTrust Bancshares, Inc.	3,038	48,517
	Hope Bancorp, Inc.	21,458	173,166
	Horace Mann Educators Corp.	6,832	231,673
	Horizon Bancorp, Inc.	6,336	78,566
	Houlihan Lokey, Inc.	5,386	337,702
*	Howard Bancorp, Inc.	1,896	19,206
	Huntington Bancshares, Inc.	83,362	870,299
	Independence Holding Co.	2,048	77,455
	Independent Bank Corp.	5,437	311,486
	Independent Bank Corp.	4,359	65,254
	Independent Bank Group, Inc.	6,708	345,999
	Interactive Brokers Group, Inc., Class A	10,466	497,868
	Intercontinental Exchange, Inc.	17,613	1,662,667
	International Bancshares Corp.	10,585	292,993
#	Invesco, Ltd.	41,052	538,192
	Investar Holding Corp.	501	6,984
	Investors Bancorp, Inc.	44,334	375,066
	Investors Title Co.	166	22,164
	James River Group Holdings, Ltd.	5,019	234,538
#	Janus Henderson Group P.L.C.	27,005	656,222
	Jefferies Financial Group, Inc.	31,263	609,941
	JPMorgan Chase & Co.	111,543	10,935,676
	Kearny Financial Corp.	16,555	139,062
	Kemper Corp.	8,745	539,217
	KeyCorp.	77,278	1,003,068
	Kingstone Cos., Inc.	707	4,115
	Kinsale Capital Group, Inc.	1,356	254,209
	KKR & Co., Inc., Class A	19,853	677,980
	Lakeland Bancorp, Inc.	6,960	77,465
#	Lakeland Financial Corp.	3,857	197,208
	Lazard, Ltd., Class A	16,157	544,006
	LCNB Corp.	700	9,632
#*	LendingTree, Inc.	1,310	423,903

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Lincoln National Corp.	12,589	$441,874
#	Live Oak Bancshares, Inc.	5,676	211,601
	Loews Corp.	17,736	615,084
	LPL Financial Holdings, Inc.	12,001	959,240
	Luther Burbank Corp.	5,459	51,478
	M&T Bank Corp.	10,597	1,097,637
	Macatawa Bank Corp.	4,300	30,917
#	Manning & Napier, Inc.	1,400	5,516
*	Markel Corp.	821	765,829
	MarketAxess Holdings, Inc.	1,519	818,513
	Marlin Business Services Corp.	1,280	9,344
	Marsh & McLennan Cos., Inc.	14,693	1,520,138
*	MBIA, Inc.	17,849	101,918
	Mercantile Bank Corp.	2,926	63,962
	Merchants Bancorp	2,662	57,446
	Mercury General Corp.	9,344	380,394
	Meridian Bancorp, Inc.	8,479	105,564
	Meta Financial Group, Inc.	5,963	174,954
	MetLife, Inc.	45,261	1,713,129
*	Metropolitan Bank Holding Corp.	506	15,155
	MGIC Investment Corp.	12,754	128,305
	Midland States Bancorp, Inc.	3,717	55,383
	MidWestOne Financial Group, Inc.	1,517	30,568
#	Moelis & Co., Class A	7,600	282,720
	Moody’s Corp.	6,232	1,638,393
	Morgan Stanley	66,592	3,206,405
	Morningstar, Inc.	5,164	983,122
*	Mr Cooper Group, Inc.	14,074	296,680
	MSCI, Inc.	3,231	1,130,333
	MVB Financial Corp.	1,500	23,925
	Nasdaq, Inc.	8,708	1,053,581
	National Bank Holdings Corp., Class A	5,328	160,639
	National Bankshares, Inc.	518	14,079
	National General Holdings Corp.	17,952	609,829
	National Western Life Group, Inc., Class A	548	92,957
	Navient Corp.	33,274	266,525
	NBT Bancorp, Inc.	7,509	205,596
	Nelnet, Inc., Class A	3,787	231,158
	New York Community Bancorp, Inc.	54,318	451,383
»	NewStar Financial, Inc.	6,871	698
*	NI Holdings, Inc.	1,752	29,276
*	Nicholas Financial, Inc.	801	6,456
*	Nicolet Bankshares, Inc.	1,249	77,063
*	NMI Holdings, Inc., Class A	9,763	209,807
	Northern Trust Corp.	17,782	1,391,797
	Northfield Bancorp, Inc.	8,607	87,447
	Northrim BanCorp, Inc.	900	25,704
	Northwest Bancshares, Inc.	21,371	228,029
	OceanFirst Financial Corp.	8,731	130,703
	OFG Bancorp	9,654	138,921
	Old National Bancorp	24,597	343,866
	Old Republic International Corp.	37,800	615,384
	Old Second Bancorp, Inc.	4,090	34,970
	OneMain Holdings, Inc.	16,432	573,312
	Oppenheimer Holdings, Inc., Class A	3,256	81,595
	Origin Bancorp, Inc.	3,105	69,459
	Orrstown Financial Services, Inc.	909	12,708
*	Pacific Mercantile Bancorp	2,550	9,461
	Pacific Premier Bancorp, Inc.	14,229	362,840

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PacWest Bancorp	12,656	$243,501
#	Park National Corp.	2,477	227,017
	Parke Bancorp, Inc.	1,446	17,395
#	PCB Bancorp	783	7,360
	PCSB Financial Corp.	2,196	29,580
	Peapack-Gladstone Financial Corp.	2,762	46,623
	Penns Woods Bancorp, Inc.	1,243	25,680
	Pennymac Financial Services, Inc.	12,350	627,627
	Peoples Bancorp, Inc.	2,534	57,268
	Peoples Financial Services Corp.	400	14,340
	People’s United Financial, Inc.	40,298	429,980
	Pinnacle Financial Partners, Inc.	11,455	524,524
	Piper Sandler Cos	2,600	216,970
	PJT Partners, Inc., Class A	747	50,542
	PNC Financial Services Group, Inc. (The)	15,640	1,749,803
#*	Ponce de Leon Federal Bank	1,100	10,010
	Popular, Inc.	12,073	509,481
#*	PRA Group, Inc.	7,470	254,951
	Preferred Bank	2,495	84,406
	Premier Financial Bancorp, Inc.	1,898	23,725
	Premier Financial Corp.	6,036	108,588
	Primerica, Inc.	6,504	717,001
	Principal Financial Group, Inc.	22,207	870,959
	ProAssurance Corp.	7,670	118,348
	Progressive Corp. (The)	27,346	2,513,097
	Prosperity Bancshares, Inc.	11,246	619,767
	Protective Insurance Corp., Class B	2,066	27,168
	Provident Bancorp, Inc.	1,022	8,810
	Provident Financial Holdings, Inc.	1,300	16,458
	Provident Financial Services, Inc.	12,942	175,623
	Prudential Bancorp, Inc.	845	9,794
	Prudential Financial, Inc.	23,346	1,494,611
	Pzena Investment Management, Inc., Class A	1,300	6,747
	QCR Holdings, Inc.	1,925	59,733
	Radian Group, Inc.	10,400	186,680
	Raymond James Financial, Inc.	10,779	823,947
	RBB Bancorp	2,116	27,021
*	Regional Management Corp.	1,515	30,785
	Regions Financial Corp.	76,993	1,024,007
	Reinsurance Group of America, Inc.	5,191	524,395
	RenaissanceRe Holdings, Ltd.	3,850	622,622
	Renasant Corp.	9,006	256,761
	Republic Bancorp, Inc., Class A	3,438	114,589
*	Republic First Bancorp, Inc.	1,200	2,676
	Riverview Bancorp, Inc.	100	469
	RLI Corp.	3,421	296,601
	S&P Global, Inc.	5,722	1,846,661
	S&T Bancorp, Inc.	5,166	102,235
	Safeguard Scientifics, Inc.	1,519	8,841
	Safety Insurance Group, Inc.	2,330	163,100
	Sandy Spring Bancorp, Inc.	5,754	145,864
	Santander Consumer USA Holdings, Inc.	38,856	790,331
*	Seacoast Banking Corp. of Florida	6,840	146,923
	SEI Investments Co.	18,472	907,899
*	Select Bancorp, Inc.	2,670	19,892
	Selective Insurance Group, Inc.	9,923	516,591
	ServisFirst Bancshares, Inc.	7,036	259,628
	Shore Bancshares, Inc.	1,532	16,576
	Sierra Bancorp	1,944	38,569

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Signature Bank	6,835	$551,858
	Silvercrest Asset Management Group, Inc., Class A	800	9,032
	Simmons First National Corp., Class A	16,626	282,476
	SLM Corp.	55,406	509,181
	SmartFinancial, Inc.	641	9,577
	South State Corp.	11,466	704,012
*	Southern First Bancshares, Inc.	700	18,788
	Southern Missouri Bancorp, Inc.	1,213	30,907
	Southern National Bancorp of Virginia, Inc.	3,254	31,434
	Southside Bancshares, Inc.	5,693	153,483
	Spirit of Texas Bancshares, Inc.	1,299	16,510
	State Auto Financial Corp.	7,246	89,416
	State Street Corp.	20,531	1,209,276
	Sterling Bancorp	21,474	287,322
	Sterling Bancorp, Inc.	3,844	13,569
	Stewart Information Services Corp.	3,962	167,949
	Stifel Financial Corp.	11,327	662,176
	Stock Yards Bancorp, Inc.	2,400	91,728
*	StoneX Group, Inc.	3,467	183,682
	Summit Financial Group, Inc.	1,249	22,494
*	SVB Financial Group	4,642	1,349,429
	Synchrony Financial	58,640	1,467,173
	Synovus Financial Corp.	17,844	463,944
	T Rowe Price Group, Inc.	10,693	1,354,375
	TCF Financial Corp.	21,407	582,484
	Territorial Bancorp, Inc.	1,300	27,573
*	Texas Capital Bancshares, Inc.	6,755	303,975
	TFS Financial Corp.	10,988	172,621
*	Third Point Reinsurance, Ltd.	15,019	116,848
	Timberland Bancorp, Inc.	500	9,525
	Tiptree, Inc.	5,339	26,001
	Tompkins Financial Corp.	2,533	141,823
	Towne Bank	12,538	227,941
	Travelers Cos., Inc. (The)	19,433	2,345,757
	TriCo Bancshares	5,202	150,494
*	TriState Capital Holdings, Inc.	4,350	54,767
*	Triumph Bancorp, Inc.	3,989	168,057
	Truist Financial Corp.	35,384	1,490,374
	TrustCo Bank Corp. NY	13,664	75,084
	Trustmark Corp.	10,221	239,069
	U.S. Bancorp	54,550	2,124,722
	UMB Financial Corp.	8,238	501,447
	Umpqua Holdings Corp.	34,036	427,492
#	United Bankshares, Inc.	20,330	533,256
	United Community Banks, Inc.	12,998	272,178
	United Fire Group, Inc.	3,989	81,934
	United Insurance Holdings Corp.	6,562	28,807
	United Security Bancshares	402	2,500
	Unity Bancorp, Inc.	471	6,603
	Universal Insurance Holdings, Inc.	6,041	75,331
	Univest Financial Corp.	4,401	69,800
#	Unum Group	20,442	361,006
	Valley National Bancorp	61,369	468,859
	Value Line, Inc.	213	5,815
	Veritex Holdings, Inc.	4,437	87,542
	Virtu Financial, Inc., Class A	13,028	278,539
	Virtus Investment Partners, Inc.	1,053	168,006
	Voya Financial, Inc.	14,671	703,181
#	Waddell & Reed Financial, Inc., Class A	8,285	127,175

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Walker & Dunlop, Inc.	5,376	$338,043
	Washington Federal, Inc.	12,822	272,980
	Washington Trust Bancorp, Inc.	2,152	72,673
	Waterstone Financial, Inc.	4,026	67,959
	Webster Financial Corp.	9,515	306,478
	Wells Fargo & Co.	110,480	2,369,796
	WesBanco, Inc.	10,613	257,790
	West BanCorp, Inc.	1,799	29,845
	Westamerica BanCorp.	3,633	190,260
	Western Alliance Bancorp	12,971	534,405
	Western New England Bancorp, Inc.	3,241	18,668
	White Mountains Insurance Group, Ltd.	520	472,332
	Willis Towers Watson P.L.C.	5,793	1,057,107
	Wintrust Financial Corp.	8,704	428,498
	WisdomTree Investments, Inc.	10,420	37,929
#*	World Acceptance Corp.	1,607	134,972
	WR Berkley Corp.	13,758	827,131
	WSFS Financial Corp.	9,099	288,347
	Zions Bancorp NA	20,948	675,992

TOTAL FINANCIALS			188,697,890

HEALTH CARE — (7.1%)
	Abbott Laboratories	32,387	3,404,198
*	ABIOMED, Inc.	2,155	542,801
*	Acadia Healthcare Co., Inc.	14,410	513,716
*	ACADIA Pharmaceuticals, Inc.	4,829	224,307
*	Acceleron Pharma, Inc.	1,215	127,065
#*	Accuray, Inc.	8,094	23,554
»	Achillion Pharmaceuticals, Inc.	21,184	3,654
*	Addus HomeCare Corp.	1,934	188,700
#*	Adverum Biotechnologies, Inc.	4,625	50,459
*	Agios Pharmaceuticals, Inc.	1,170	46,882
#*	Akebia Therapeutics, Inc.	14,257	31,651
*	Albireo Pharma, Inc.	2,691	84,928
*	Alexion Pharmaceuticals, Inc.	14,491	1,668,494
*	Align Technology, Inc.	3,480	1,482,758
*	Alkermes P.L.C.	11,236	182,585
*	Allscripts Healthcare Solutions, Inc.	27,435	276,545
*	Alnylam Pharmaceuticals, Inc.	2,681	329,683
*	AMAG Pharmaceuticals, Inc.	5,776	79,247
*	Amedisys, Inc.	4,168	1,079,512
*	American Renal Associates Holdings, Inc.	4,655	53,486
	AmerisourceBergen Corp.	15,785	1,516,465
*	AMN Healthcare Services, Inc.	7,401	483,137
*	AngioDynamics, Inc.	5,619	58,100
*	Anika Therapeutics, Inc.	2,097	68,404
	Anthem, Inc.	8,231	2,245,417
#*	Apollo Medical Holdings, Inc.	2,065	35,642
*	Arcus Biosciences, Inc.	4,800	104,640
#*	Ardelyx, Inc.	10,480	53,553
*	Assembly Biosciences, Inc.	4,021	59,270
#*	Atara Biotherapeutics, Inc.	6,933	89,505
*	AtriCure, Inc.	3,311	114,428
	Atrion Corp.	237	142,473
*	Avanos Medical, Inc.	8,694	307,333
#*	Avrobio, Inc.	1,515	21,634
#*	AxoGen, Inc.	4,353	54,891
	Baxter International, Inc.	21,206	1,644,949
#*	BioDelivery Sciences International, Inc.	15,744	49,751

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	5,870	$436,904
*	BioSpecifics Technologies Corp.	1,201	105,808
*	BioTelemetry, Inc.	4,629	197,103
*	Boston Scientific Corp.	26,403	904,831
*	Brookdale Senior Living, Inc.	8,255	24,270
	Bruker Corp.	17,354	738,239
*	Calithera Biosciences, Inc.	4,617	16,344
#	Cantel Medical Corp.	3,845	183,945
#*	Cara Therapeutics, Inc.	4,660	61,792
	Cardinal Health, Inc.	22,988	1,052,620
*	Cardiovascular Systems, Inc.	1,446	51,550
*	CareDx, Inc.	100	4,905
*	Catalyst Pharmaceuticals, Inc.	5,368	15,943
	Cerner Corp.	22,496	1,576,745
*	Change Healthcare, Inc.	23,056	326,242
	Chemed Corp.	1,762	842,800
*	ChemoCentryx, Inc.	5,991	287,568
	Cigna Corp.	15,875	2,650,649
#*	Codexis, Inc.	3,003	39,970
*	Collegium Pharmaceutical, Inc.	1,738	30,989
	Computer Programs and Systems, Inc.	2,934	81,829
#*	Concert Pharmaceuticals, Inc.	4,356	44,954
	CONMED Corp.	3,706	288,957
*	CorVel Corp.	2,976	271,471
*	Covetrus, Inc.	7,108	175,496
#*	CRISPR Therapeutics AG	2,240	205,677
*	Cross Country Healthcare, Inc.	7,273	57,093
*	CryoLife, Inc.	4,083	68,431
#*	Cumberland Pharmaceuticals, Inc.	1,600	4,720
*	Cutera, Inc.	1,041	19,706
	CVS Health Corp.	51,507	2,889,028
#*	Cymabay Therapeutics, Inc.	5,469	45,502
#*	CytomX Therapeutics, Inc.	1,868	12,366
*	DaVita, Inc.	14,975	1,291,594
#*	Denali Therapeutics, Inc.	8,692	371,844
#	DENTSPLY SIRONA, Inc.	11,540	544,573
*	DexCom, Inc.	979	312,869
*	Edwards Lifesciences Corp.	5,523	395,944
*	Elanco Animal Health, Inc.	29,952	928,811
»	Elanco Animal Health, Inc.	2,379	0
*	Emergent BioSolutions, Inc.	6,778	609,817
*	Enanta Pharmaceuticals, Inc.	2,515	109,729
	Encompass Health Corp.	13,306	815,791
	Ensign Group, Inc. (The)	7,280	428,355
#	Envista Holdings Corp.	3,454	91,255
#*	Epizyme, Inc.	11,524	142,437
#*	Evolent Health, Inc., Class A	12,175	121,019
#*	Exact Sciences Corp.	4,281	530,116
*	Exelixis, Inc.	38,631	791,163
#*	FibroGen, Inc.	2,928	112,377
*	FONAR Corp.	1,170	22,979
#*	G1 Therapeutics, Inc.	4,737	52,060
#*	Global Blood Therapeutics, Inc.	4,548	240,498
*	Globus Medical, Inc., Class A	8,043	419,201
*	Guardant Health, Inc.	2,103	224,306
*	Haemonetics Corp.	5,077	513,234
*	Hanger, Inc.	5,411	94,530
*	HealthStream, Inc.	4,637	84,857
*	Henry Schein, Inc.	7,869	500,311

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Heron Therapeutics, Inc.	4,587	$74,814
#*	Heska Corp.	405	47,519
	Hill-Rom Holdings, Inc.	8,548	778,466
*	HMS Holdings Corp.	9,021	240,139
*	Hologic, Inc.	23,392	1,609,837
*	Horizon Therapeutics P.L.C.	21,518	1,612,344
	Humana, Inc.	6,377	2,546,209
*	ICU Medical, Inc.	1,509	268,285
*	IDEXX Laboratories, Inc.	4,745	2,015,771
*	Incyte Corp.	4,773	413,533
#*	Innoviva, Inc.	12,963	140,130
*	Inogen, Inc.	2,871	83,862
*	Inovalon Holdings, Inc., Class A	4,866	92,405
*	Insulet Corp.	2,141	475,837
*	Integer Holdings Corp.	5,238	306,161
*	Integra LifeSciences Holdings Corp.	6,033	266,055
#*	Intellia Therapeutics, Inc.	4,713	112,829
*	Intuitive Surgical, Inc.	1,035	690,428
#	Invacare Corp.	4,962	40,242
*	Ionis Pharmaceuticals, Inc.	6,271	294,423
*	IQVIA Holdings, Inc.	7,568	1,165,396
*	IVERIC bio, Inc.	5,889	34,863
*	Jazz Pharmaceuticals P.L.C.	7,301	1,052,074
#*	Kala Pharmaceuticals, Inc.	1,454	9,596
#*	KalVista Pharmaceuticals, Inc.	1,219	20,979
#*	Karyopharm Therapeutics, Inc.	3,855	57,131
*	Kindred Biosciences, Inc.	4,043	14,110
#*	Krystal Biotech, Inc.	1,035	44,495
*	Kura Oncology, Inc.	4,804	150,125
*	Laboratory Corp. of America Holdings	5,874	1,173,449
#*	Lantheus Holdings, Inc.	9,983	108,415
#	LeMaitre Vascular, Inc.	1,973	64,083
*	LENSAR, Inc.	1,586	15,479
*	LHC Group, Inc.	3,349	725,226
#*	Ligand Pharmaceuticals, Inc.	2,579	212,639
*	LivaNova P.L.C.	7,635	384,346
	Luminex Corp.	6,401	141,078
#*	Lumos Pharma, Inc.	60	864
*	MacroGenics, Inc.	6,127	118,925
*	Madrigal Pharmaceuticals, Inc.	1,747	222,306
*	Magellan Health, Inc.	4,058	293,272
*	Masimo Corp.	2,187	489,494
	McKesson Corp.	11,612	1,712,654
*	Medpace Holdings, Inc.	3,974	440,876
	Medtronic P.L.C.	24,326	2,446,466
*	Meridian Bioscience, Inc.	7,966	136,617
*	Merit Medical Systems, Inc.	7,216	361,161
*	Mersana Therapeutics, Inc.	2,705	48,744
#	Mesa Laboratories, Inc.	118	30,846
*	Mettler-Toledo International, Inc.	1,569	1,565,721
#*	Minerva Neurosciences, Inc.	5,706	18,316
*	Molecular Templates, Inc.	2,700	23,868
*	Molina Healthcare, Inc.	8,818	1,644,292
*	MyoKardia, Inc.	774	173,012
*	Myriad Genetics, Inc.	9,262	115,127
#*	NantKwest, Inc.	3,700	27,787
	National HealthCare Corp.	2,673	169,201
	National Research Corp.	2,585	133,903
*	Natus Medical, Inc.	4,797	87,353

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Nektar Therapeutics	14,197	$224,880
*	Neogen Corp.	3,025	210,963
#*	NeoGenomics, Inc.	4,955	194,385
*	Neurocrine Biosciences, Inc.	3,213	317,027
*	NextGen Healthcare, Inc.	7,770	105,672
#*	Novavax, Inc.	1,205	97,256
*	Novocure, Ltd.	1,128	137,729
*	NuVasive, Inc.	5,660	251,474
#*	Omnicell, Inc.	3,762	325,601
#*	OPKO Health, Inc.	81,984	288,584
*	OraSure Technologies, Inc.	7,089	105,910
*	Orthofix Medical, Inc.	2,488	77,775
#*	OrthoPediatrics Corp.	1,083	48,302
	Owens & Minor, Inc.	9,088	228,291
*	Oxford Immunotec Global P.L.C.	4,271	48,006
*	Pacira BioSciences, Inc.	3,056	159,829
#	Patterson Cos., Inc.	10,208	253,924
*	PDL BioPharma, Inc.	20,904	44,944
*	Pennant Group, Inc.	4,190	174,555
#*	Penumbra, Inc.	1,029	268,600
#*	PetIQ, Inc.	2,017	57,605
	Phibro Animal Health Corp., Class A	3,118	51,260
*	PRA Health Sciences, Inc.	7,506	731,385
	Premier, Inc., Class A	8,390	274,605
*	Prestige Consumer Healthcare, Inc.	8,493	280,524
»	Progenic Pharmaceuticals, Inc.	4,762	203
*	Protagonist Therapeutics, Inc.	3,345	63,388
*	Prothena Corp. P.L.C.	5,425	59,187
*	Providence Service Corp. (The)	1,714	201,481
	Quest Diagnostics, Inc.	6,881	840,445
*	Quidel Corp.	3,607	967,722
*	R1 RCM, Inc.	10,065	180,365
*	RadNet, Inc.	5,706	82,794
*	Repligen Corp.	3,025	503,874
	ResMed, Inc.	6,035	1,158,358
#*	Retrophin, Inc.	4,493	90,938
#*	Revance Therapeutics, Inc.	5,715	147,904
*	Rhythm Pharmaceuticals, Inc.	2,859	60,525
#*	Rigel Pharmaceuticals, Inc.	17,905	44,404
#*	Rocket Pharmaceuticals, Inc.	5,894	164,678
#*	Sage Therapeutics, Inc.	1,801	132,157
#*	Sarepta Therapeutics, Inc.	2,279	309,739
*	Seagen, Inc.	3,043	507,572
*	SeaSpine Holdings Corp.	959	12,237
*	Select Medical Holdings Corp.	19,803	415,467
#*	Shockwave Medical, Inc.	500	34,160
#*	Sientra, Inc.	4,064	17,150
#*	SIGA Technologies, Inc.	3,400	21,726
*	Spectrum Pharmaceuticals, Inc.	11,608	39,815
#*	STAAR Surgical Co.	1,031	74,747
	STERIS P.L.C.	4,540	804,443
	Stryker Corp.	6,196	1,251,654
*	Supernus Pharmaceuticals, Inc.	7,971	146,348
*	Surgalign Holdings, Inc.	9,286	16,158
*	Surmodics, Inc.	551	20,249
#*	Syros Pharmaceuticals, Inc.	1,876	12,513
#*	Tactile Systems Technology, Inc.	752	27,508
*	Tandem Diabetes Care, Inc.	765	83,385
#*	Teladoc Health, Inc.	2,994	588,201

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Teleflex, Inc.	1,724	$548,628
*	Triple-S Management Corp., Class B	2,937	54,393
*	United Therapeutics Corp.	7,208	967,530
	US Physical Therapy, Inc.	789	62,591
	Utah Medical Products, Inc.	296	24,568
*	Vanda Pharmaceuticals, Inc.	6,449	68,940
#*	Varex Imaging Corp.	5,401	72,373
*	Varian Medical Systems, Inc.	4,425	764,640
*	Veeva Systems, Inc., Class A	2,151	580,878
#*	Vericel Corp.	3,412	63,224
#*	Vocera Communications, Inc.	864	28,322
*	Waters Corp.	2,800	623,896
	West Pharmaceutical Services, Inc.	3,544	964,216
*	Wright Medical Group NV	8,318	254,448
#*	Xencor, Inc.	6,719	257,875
	Zimmer Biomet Holdings, Inc.	10,051	1,327,737
	Zoetis, Inc.	17,748	2,813,945
#*	Zogenix, Inc.	2,973	63,384

TOTAL HEALTH CARE			92,233,681

INDUSTRIALS — (13.5%)
	3M Co.	26,929	4,307,563
	AAON, Inc.	8,147	475,866
	AAR Corp.	5,387	104,831
	ABM Industries, Inc.	11,937	414,453
*	Acacia Research Corp.	2,366	7,453
	ACCO Brands Corp.	18,062	95,187
	Acuity Brands, Inc.	5,701	508,187
	ADT, Inc.	4,684	30,868
	Advanced Drainage Systems, Inc.	7,097	450,163
*	AECOM	18,019	807,972
*	Aegion Corp.	5,936	83,757
	AGCO Corp.	9,879	760,979
	Air Lease Corp.	17,658	481,004
*	Air Transport Services Group, Inc.	9,198	257,912
	Alamo Group, Inc.	1,500	180,495
	Alaska Air Group, Inc.	14,821	561,568
	Albany International Corp., Class A	4,589	233,764
	Allegiant Travel Co.	2,502	337,170
	Allegion P.L.C.	5,773	568,640
	Allied Motion Technologies, Inc.	1,625	61,393
	Allison Transmission Holdings, Inc.	15,572	562,928
	Altra Industrial Motion Corp.	6,844	292,649
	AMERCO	2,567	891,160
*	Ameresco, Inc., Class A	3,516	134,979
#	American Airlines Group, Inc.	7,497	84,566
*	American Woodmark Corp.	2,938	242,708
	AMETEK, Inc.	14,029	1,377,648
	AO Smith Corp.	17,385	898,631
	Apogee Enterprises, Inc.	4,460	106,549
	Applied Industrial Technologies, Inc.	5,929	361,965
	ARC Document Solutions, Inc.	6,764	7,914
	ArcBest Corp.	4,841	147,747
	Arcosa, Inc.	8,034	370,930
	Argan, Inc.	2,682	110,472
*	Armstrong Flooring, Inc.	683	2,022
	Armstrong World Industries, Inc.	5,925	354,907
*	ASGN, Inc.	7,696	513,169
	Astec Industries, Inc.	4,397	223,368

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp	805	$5,152
#*	Astronics Corp., Class B	835	5,344
*	Atkore International Group, Inc.	6,051	125,195
*	Atlas Air Worldwide Holdings, Inc.	4,083	241,550
*	Avis Budget Group, Inc.	11,933	401,784
	AZZ, Inc.	3,732	125,358
	Barnes Group, Inc.	8,640	317,088
	Barrett Business Services, Inc.	1,545	91,541
*	Beacon Roofing Supply, Inc.	10,519	322,933
	BG Staffing, Inc.	1,394	11,110
*	Blue Bird Corp.	4,546	52,461
*	BMC Stock Holdings, Inc.	11,955	473,298
	Brady Corp., Class A	6,607	249,216
*	BrightView Holdings, Inc.	3,082	37,693
#	Brink’s Co. (The)	5,107	218,733
#*	Broadwind, Inc.	2,383	8,865
*	Builders FirstSource, Inc.	18,911	573,003
	CAI International, Inc.	3,296	86,850
	Carlisle Cos., Inc.	7,400	916,638
	Carrier Global Corp.	36,129	1,206,347
*	Casella Waste Systems, Inc., Class A	6,117	330,257
	Caterpillar, Inc.	28,893	4,537,646
*	CBIZ, Inc.	7,764	176,010
*	CECO Environmental Corp.	4,856	34,380
#	CH Robinson Worldwide, Inc.	11,835	1,046,569
*	Chart Industries, Inc.	5,165	436,184
#*	Cimpress P.L.C.	3,363	246,844
	Cintas Corp.	6,055	1,904,600
*	CIRCOR International, Inc.	3,070	85,653
*	Clean Harbors, Inc.	8,583	454,642
#*	Colfax Corp.	20,568	559,244
	Columbus McKinnon Corp.	4,597	155,792
	Comfort Systems USA, Inc.	5,828	266,922
#*	Commercial Vehicle Group, Inc.	4,608	26,957
#*	Construction Partners, Inc., Class A	4,406	89,794
	Copa Holdings SA, Class A	2,759	135,964
*	Copart, Inc.	11,712	1,292,536
	CoreLogic, Inc.	12,654	973,472
*	Cornerstone Building Brands, Inc.	16,073	123,280
	Costamare, Inc.	18,803	106,989
*	CoStar Group, Inc.	661	544,406
	Covanta Holding Corp.	16,529	150,083
*	Covenant Logistics Group, Inc.	2,890	39,795
	CRA International, Inc.	1,211	49,590
	Crane Co.	8,493	431,020
	CSW Industrials, Inc.	2,635	225,372
	CSX Corp.	39,977	3,155,784
	Cummins, Inc.	9,982	2,194,942
	Curtiss-Wright Corp.	6,017	507,594
	Deere & Co.	13,973	3,156,640
	Delta Air Lines, Inc.	57,674	1,767,131
	Deluxe Corp.	5,180	111,059
	Donaldson Co., Inc.	15,835	752,162
	Douglas Dynamics, Inc.	4,778	162,978
	Dover Corp.	10,328	1,143,413
*	Ducommun, Inc.	1,848	60,799
*	DXP Enterprises, Inc.	1,836	28,715
*	Dycom Industries, Inc.	4,836	314,050
#*	Eagle Bulk Shipping, Inc.	953	13,113

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Eastern Co. (The)	312	$6,387
	Eaton Corp. P.L.C.	16,030	1,663,754
*	Echo Global Logistics, Inc.	4,801	129,483
	EMCOR Group, Inc.	8,720	594,617
	Emerson Electric Co.	35,310	2,287,735
	Encore Wire Corp.	3,557	164,369
#*	Energy Recovery, Inc.	4,025	39,002
	Enerpac Tool Group Corp.	6,320	112,686
	EnerSys	6,282	449,791
	Ennis, Inc.	3,943	60,091
	EnPro Industries, Inc.	3,788	223,568
	Equifax, Inc.	4,125	563,475
	ESCO Technologies, Inc.	3,769	315,428
	Espey Manufacturing & Electronics Corp.	200	3,769
*	Evoqua Water Technologies Corp.	12,014	275,481
	Expeditors International of Washington, Inc.	13,844	1,223,394
	Exponent, Inc.	6,644	462,356
	Fastenal Co.	33,730	1,458,148
	Federal Signal Corp.	10,280	294,830
	FedEx Corp.	12,171	3,158,009
	Flowserve Corp.	12,538	365,107
*	Forrester Research, Inc.	2,047	75,616
	Fortive Corp.	15,154	933,486
	Fortune Brands Home & Security, Inc.	9,334	754,841
	Forward Air Corp.	4,408	277,572
*	Franklin Covey Co.	1,696	28,696
	Franklin Electric Co., Inc.	6,549	391,172
#*	FTI Consulting, Inc.	4,198	413,335
*	Gates Industrial Corp. P.L.C.	3,337	37,041
#	GATX Corp.	6,361	434,329
	Genco Shipping & Trading, Ltd.	4,464	28,837
*	Gencor Industries, Inc.	1,048	12,115
*	Generac Holdings, Inc.	9,570	2,011,135
*	Gibraltar Industries, Inc.	4,567	262,374
*	GMS, Inc.	6,537	147,736
*	Goldfield Corp. (The)	5,963	27,609
	Gorman-Rupp Co. (The)	4,380	135,999
*	GP Strategies Corp.	2,129	20,545
	Graco, Inc.	16,278	1,007,608
#	GrafTech International, Ltd.	18,235	123,086
	Graham Corp.	739	9,755
#	Granite Construction, Inc.	8,076	155,948
*	Great Lakes Dredge & Dock Corp.	8,897	91,906
#	Greenbrier Cos., Inc. (The)	5,318	143,480
	Griffon Corp.	7,377	158,163
	H&E Equipment Services, Inc.	6,393	134,509
*	Harsco Corp.	12,092	155,987
#	Hawaiian Holdings, Inc.	7,630	105,676
*	HD Supply Holdings, Inc.	24,872	991,398
#	Healthcare Services Group, Inc.	7,940	181,667
	Heartland Express, Inc.	12,593	230,578
#	HEICO Corp.	3,819	401,186
	HEICO Corp., Class A	5,489	513,221
	Heidrick & Struggles International, Inc.	2,552	58,313
	Helios Technologies, Inc.	4,776	199,828
*	Herc Holdings, Inc.	4,935	218,917
*	Heritage-Crystal Clean, Inc.	3,611	59,509
	Herman Miller, Inc.	9,288	283,005
	Hexcel Corp.	11,394	381,471

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hillenbrand, Inc.	9,227	$269,890
	HNI Corp.	7,531	245,134
	Honeywell International, Inc.	16,184	2,669,551
*	Houston Wire & Cable Co.	2,549	7,010
	Howmet Aerospace, Inc.	36,276	625,761
*	Hub Group, Inc., Class A	5,239	262,631
	Hubbell, Inc.	8,775	1,276,850
	Hurco Cos., Inc.	876	26,140
*	Huron Consulting Group, Inc.	3,546	134,252
#*	Huttig Building Products, Inc.	812	2,753
	Hyster-Yale Materials Handling, Inc.	1,661	70,426
*	IAA, Inc.	10,449	591,309
	ICF International, Inc.	2,339	152,947
	IDEX Corp.	5,269	897,785
*	IES Holdings, Inc.	2,130	67,990
	Illinois Tool Works, Inc.	11,931	2,337,044
*	Ingersoll Rand, Inc.	25,307	884,227
	Innovative Solutions & Support, Inc.	400	2,452
	Insperity, Inc.	4,225	323,550
	Insteel Industries, Inc.	2,607	56,728
	Interface, Inc.	9,215	56,488
	ITT, Inc.	10,210	617,807
	Jacobs Engineering Group, Inc.	7,910	751,450
	JB Hunt Transport Services, Inc.	10,044	1,222,757
*	JELD-WEN Holding, Inc.	15,474	325,418
*	JetBlue Airways Corp.	34,686	415,191
	John Bean Technologies Corp.	5,117	429,674
	Johnson Controls International P.L.C.	46,572	1,965,804
	Kadant, Inc.	1,782	205,144
	Kaman Corp.	3,967	157,331
	Kansas City Southern	5,795	1,020,731
	KAR Auction Services, Inc.	18,085	263,318
	Kelly Services, Inc., Class A	6,650	115,577
	Kennametal, Inc.	13,901	430,931
	Kforce, Inc.	4,810	166,907
	Kimball International, Inc., Class B	8,202	84,481
*	Kirby Corp.	6,080	234,019
	Knight-Swift Transportation Holdings, Inc.	19,235	730,738
	Knoll, Inc.	8,232	94,339
	Korn Ferry	8,932	269,657
	Landstar System, Inc.	4,726	589,332
*	Lawson Products, Inc.	700	28,847
*	LB Foster Co., Class A	1,400	18,984
	Lennox International, Inc.	1,820	494,421
	Lincoln Electric Holdings, Inc.	8,164	831,258
	Lindsay Corp.	518	54,545
	LSI Industries, Inc.	3,205	21,922
*	Lydall, Inc.	2,299	45,497
	Macquarie Infrastructure Corp.	11,063	285,425
*	Manitowoc Co., Inc. (The)	3,562	26,822
	ManpowerGroup, Inc.	8,117	550,901
	Marten Transport, Ltd.	11,811	181,240
	Masco Corp.	11,232	602,035
*	Masonite International Corp.	4,533	398,904
#*	MasTec, Inc.	12,037	597,517
	Matson, Inc.	7,726	401,366
	Matthews International Corp., Class A	5,311	115,939
	McGrath RentCorp.	4,273	243,903
*	Mercury Systems, Inc.	4,208	289,847

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	Meritor, Inc.	15,075	$366,925
#*	Mesa Air Group, Inc.	2,656	8,393
#*	Middleby Corp. (The)	7,127	709,422
	Miller Industries, Inc.	1,300	38,922
	Moog, Inc., Class A	4,615	287,930
*	MRC Global, Inc.	12,769	54,396
	MSA Safety, Inc.	4,581	604,326
	MSC Industrial Direct Co., Inc., Class A	6,274	437,047
	Mueller Industries, Inc.	10,050	290,746
	Mueller Water Products, Inc., Class A	22,826	236,477
*	MYR Group, Inc.	2,344	100,206
*	Navistar International Corp.	9,648	415,925
	Nielsen Holdings P.L.C.	45,356	612,760
	NL Industries, Inc.	7,700	31,878
	NN, Inc.	1,333	7,145
	Nordson Corp.	5,363	1,037,365
	Norfolk Southern Corp.	12,257	2,563,184
*	Northwest Pipe Co.	1,465	39,262
*	NOW, Inc.	20,144	81,986
#*	NV5 Global, Inc.	1,346	75,484
	nVent Electric P.L.C.	18,070	326,163
	Old Dominion Freight Line, Inc.	9,882	1,881,236
#	Omega Flex, Inc.	981	146,856
*	Orion Group Holdings, Inc.	1,035	3,374
	Oshkosh Corp.	10,832	729,644
	Otis Worldwide Corp.	18,064	1,106,962
	Owens Corning	15,103	988,793
	PACCAR, Inc.	27,365	2,336,424
*	PAM Transportation Services, Inc.	751	29,740
	Park Aerospace Corp.	2,637	27,926
	Parker-Hannifin Corp.	9,381	1,954,625
	Park-Ohio Holdings Corp.	1,783	35,196
	Patriot Transportation Holding, Inc.	133	1,226
	Pentair P.L.C.	21,411	1,065,411
*	Performant Financial Corp.	6,812	7,084
*	Perma-Pipe International Holdings, Inc.	300	1,632
*	PGT Innovations, Inc.	8,062	133,668
*	PICO Holdings, Inc.	3,320	27,456
	Pitney Bowes, Inc.	20,491	108,807
	Powell Industries, Inc.	1,301	30,743
	Preformed Line Products Co.	889	48,922
	Primoris Services Corp.	8,827	166,565
*	Proto Labs, Inc.	2,337	275,953
	Quanex Building Products Corp.	5,988	108,982
	Quanta Services, Inc.	18,085	1,129,047
*	Radiant Logistics, Inc.	4,889	25,129
	Raven Industries, Inc.	4,856	106,444
*	RBC Bearings, Inc.	1,746	207,861
	Regal Beloit Corp.	6,777	668,551
	Republic Services, Inc.	13,600	1,199,112
*	Resideo Technologies, Inc.	17,005	171,410
	Resources Connection, Inc.	5,098	54,753
	REV Group, Inc.	10,564	82,927
	Rexnord Corp.	13,889	445,559
	Robert Half International, Inc.	14,922	756,396
	Rockwell Automation, Inc.	7,273	1,724,574
#	Rollins, Inc.	10,666	617,028
	Roper Technologies, Inc.	3,358	1,246,960
	Rush Enterprises, Inc., Class A	7,207	258,299

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	8,414	$414,474
*	Saia, Inc.	4,422	652,953
	Schneider National, Inc., Class B	10,750	237,145
#	Scorpio Bulkers, Inc.	859	9,432
*	Sensata Technologies Holding P.L.C.	21,122	923,243
	Shyft Group, Inc. (The)	4,649	89,772
	Simpson Manufacturing Co., Inc.	5,786	513,334
#*	SiteOne Landscape Supply, Inc.	4,790	572,357
	SkyWest, Inc.	7,870	228,466
	Snap-on, Inc.	6,494	1,023,000
	Southwest Airlines Co.	47,495	1,877,477
*	SP Plus Corp.	3,718	68,523
	Spirit AeroSystems Holdings, Inc., Class A	12,230	222,464
#*	Spirit Airlines, Inc.	9,581	168,338
*	SPX Corp.	6,066	257,138
*	SPX FLOW, Inc.	7,343	310,976
	Standex International Corp.	1,553	96,426
	Stanley Black & Decker, Inc.	7,968	1,324,282
	Steelcase, Inc., Class A	13,557	141,535
#*	Stericycle, Inc.	8,262	514,723
*	Sterling Construction Co., Inc.	2,955	43,439
#*	Sunrun, Inc.	18,549	964,919
	Systemax, Inc.	5,216	148,291
*	Teledyne Technologies, Inc.	1,813	560,489
	Tennant Co.	3,041	181,304
	Terex Corp.	11,318	279,441
	Tetra Tech, Inc.	5,408	545,721
*	Textainer Group Holdings, Ltd.	7,819	113,063
*	Thermon Group Holdings, Inc.	3,864	38,988
	Timken Co. (The)	9,488	566,434
*	Titan Machinery, Inc.	4,124	61,819
	Toro Co. (The)	10,992	902,443
*	TPI Composites, Inc.	3,818	126,452
	Trane Technologies P.L.C.	7,760	1,030,140
	TransDigm Group, Inc.	1,804	861,248
	TransUnion	8,471	674,800
#*	Trex Co., Inc.	11,458	796,789
*	TriMas Corp.	7,022	170,845
*	TriNet Group, Inc.	9,757	672,452
#	Trinity Industries, Inc.	19,945	375,764
	Triton International, Ltd.	12,587	464,209
*	TrueBlue, Inc.	6,368	98,831
*	Tutor Perini Corp.	8,900	120,239
*	Twin Disc, Inc.	300	1,518
	UFP Industries, Inc.	11,174	557,694
*	Ultralife Corp.	900	4,644
	UniFirst Corp.	1,651	270,450
	Union Pacific Corp.	33,796	5,988,313
*	United Airlines Holdings, Inc.	27,064	916,387
	United Parcel Service, Inc., Class B	26,141	4,107,013
*	United Rentals, Inc.	9,260	1,650,965
*	Univar Solutions, Inc.	19,239	319,175
	Universal Logistics Holdings, Inc.	3,206	63,254
#*	Upwork, Inc.	5,076	93,652
	US Ecology, Inc.	4,032	123,057
*	USA Truck, Inc.	905	7,756
	Valmont Industries, Inc.	2,887	409,810
*	Vectrus, Inc.	1,615	63,825
	Verisk Analytics, Inc.	7,543	1,342,428

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Veritiv Corp.	2,207	$31,781
	Viad Corp.	2,953	59,060
#*	Vicor Corp.	2,134	166,452
	VSE Corp.	1,308	37,880
#	Wabash National Corp.	10,621	151,455
	Waste Management, Inc.	19,722	2,128,201
#	Watsco, Inc.	3,264	731,593
	Watts Water Technologies, Inc., Class A	3,668	406,304
*	Welbilt, Inc.	15,412	93,705
	Werner Enterprises, Inc.	11,037	419,627
*	WESCO International, Inc.	8,923	367,985
	Westinghouse Air Brake Technologies Corp.	12,161	721,147
*	Willdan Group, Inc.	657	17,194
*	Willis Lease Finance Corp.	856	18,156
*	WillScot Mobile Mini Holdings Corp.	27,908	518,531
	Woodward, Inc.	6,752	537,122
	WW Grainger, Inc.	3,975	1,391,329
#*	XPO Logistics, Inc.	13,403	1,206,270
	Xylem, Inc.	9,382	817,547

TOTAL INDUSTRIALS			175,788,778

INFORMATION TECHNOLOGY — (24.5%)
#*	2U, Inc.	6,367	234,624
#*	3D Systems Corp.	20,604	117,237
*	A10 Networks Inc.	4,600	31,004
#*	Acacia Communications, Inc.	3,716	251,722
	Accenture P.L.C., Class A	24,451	5,303,666
*	ACI Worldwide, Inc.	13,022	379,852
#*	ACM Research, Inc., Class A	786	55,311
*	Adobe, Inc.	6,004	2,684,388
	ADTRAN, Inc.	7,336	78,422
*	Advanced Energy Industries, Inc.	4,250	286,748
*	Advanced Micro Devices, Inc.	9,466	712,695
*	Agilysys, Inc.	1,206	32,658
*	Akamai Technologies, Inc.	11,305	1,075,332
#*	Alarm.com Holdings, Inc.	2,378	138,709
	Alliance Data Systems Corp.	2,155	111,069
*	Alpha & Omega Semiconductor, Ltd.	2,773	43,980
#*	Altair Engineering, Inc., Class A	3,188	137,180
#*	Alteryx, Inc., Class A	685	85,865
*	Ambarella, Inc.	4,675	255,582
	Amdocs, Ltd.	8,927	503,304
	American Software, Inc., Class A	2,466	36,201
*	Amkor Technology, Inc.	42,762	506,730
	Amphenol Corp., Class A	13,141	1,482,830
*	Amtech Systems, Inc.	531	2,825
	Analog Devices, Inc.	11,518	1,365,229
*	ANSYS, Inc.	3,532	1,075,035
#*	Appfolio, Inc., Class A	1,129	161,300
	Apple, Inc.	562,057	61,185,525
	Applied Materials, Inc.	39,946	2,366,002
#*	Arista Networks, Inc.	5,220	1,090,458
*	Arlo Technologies, Inc.	6,293	28,067
*	Arrow Electronics, Inc.	9,672	753,352
*	Aspen Technology, Inc.	6,695	735,178
*	Atlassian Corp. P.L.C., Class A	622	119,188
*	Autodesk, Inc.	3,119	734,649
	Automatic Data Processing, Inc.	17,754	2,804,422
*	Avalara, Inc.	1,449	215,973

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Avaya Holdings Corp.	17,602	$302,754
#*	Avid Technology, Inc.	4,744	44,214
	Avnet, Inc.	16,990	419,143
*	Aware, Inc.	2,169	5,726
*	Axcelis Technologies, Inc.	5,425	119,730
*	AXT, Inc.	5,700	33,915
	Badger Meter, Inc.	4,929	361,493
	Bel Fuse, Inc., Class B	1,369	16,031
	Belden, Inc.	7,461	230,396
	Benchmark Electronics, Inc.	7,549	157,246
*	Black Knight, Inc.	9,603	844,584
	Blackbaud, Inc.	5,088	251,042
	Booz Allen Hamilton Holding Corp.	14,453	1,134,561
*	Bottomline Technologies De, Inc.	3,335	132,466
*	Brightcove, Inc.	3,700	46,805
	Broadcom, Inc.	10,632	3,717,266
	Broadridge Financial Solutions, Inc.	7,730	1,063,648
#»	BroadVision, Inc.	200	128
	Brooks Automation, Inc.	8,503	397,090
*	CACI International, Inc., Class A	3,266	681,059
*	Cadence Design Systems, Inc.	13,385	1,463,917
*	CalAmp Corp.	2,256	15,972
*	Calix, Inc.	5,648	132,220
*	Cardtronics P.L.C., Class A	8,186	145,793
	Cass Information Systems, Inc.	1,795	70,400
	CDK Global, Inc.	8,207	353,722
	CDW Corp.	9,329	1,143,735
#*	Cerence, Inc.	3,238	176,730
*	Ceridian HCM Holding, Inc.	3,020	260,384
*	CEVA, Inc.	3,198	128,943
*	ChannelAdvisor Corp.	1,349	21,854
*	Ciena Corp.	13,957	549,766
*	Cirrus Logic, Inc.	8,489	584,637
	Cisco Systems, Inc.	179,998	6,461,928
	Citrix Systems, Inc.	5,385	609,959
*	Clearfield, Inc.	600	12,558
#*	Cloudera, Inc.	4,258	41,388
	CMC Materials, Inc.	2,582	367,135
	Cognex Corp.	5,920	390,128
	Cognizant Technology Solutions Corp., Class A	24,331	1,737,720
*	Coherent, Inc.	2,590	324,113
	Cohu, Inc.	5,805	126,143
	Communications Systems, Inc.	400	1,588
*	CommVault Systems, Inc.	2,704	107,051
*	Computer Task Group, Inc.	1,200	6,672
	Comtech Telecommunications Corp.	4,246	61,142
#*	Cornerstone OnDemand, Inc.	2,231	84,756
*	Coupa Software, Inc.	663	177,485
#*	Cree, Inc.	10,315	656,034
	CSG Systems International, Inc.	5,276	199,855
	CTS Corp.	5,074	140,245
*	CyberOptics Corp.	1,062	24,468
	Daktronics, Inc.	6,045	23,576
*	Dell Technologies, Inc., Class C	3,458	208,379
*	Digi International, Inc.	3,785	55,753
*	Digital Turbine, Inc.	6,691	191,764
*	Diodes, Inc.	7,824	452,462
#*	DocuSign, Inc.	1,939	392,163
	Dolby Laboratories, Inc., Class A	5,762	432,611

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Dropbox, Inc., Class A	4,067	$74,263
*	DSP Group, Inc.	4,082	53,760
	DXC Technology Co.	21,016	387,115
#	Ebix, Inc.	4,651	83,997
*	EchoStar Corp., Class A	8,530	197,555
*	Elastic N.V.	1,181	119,765
*	EMCORE Corp.	2,998	9,773
*	Endurance International Group Holdings, Inc.	19,562	113,655
#*	Enphase Energy, Inc.	10,161	996,692
	Entegris, Inc.	21,017	1,571,441
*	Envestnet, Inc.	5,028	385,849
*	EPAM Systems, Inc.	2,074	640,762
*	ePlus, Inc.	2,309	155,881
*	Euronet Worldwide, Inc.	6,424	570,708
#*	Everbridge, Inc.	410	42,923
	EVERTEC, Inc.	11,376	378,593
#*	Evo Payments, Inc., Class A	3,142	66,202
*	ExlService Holdings, Inc.	4,354	329,772
#*	F5 Networks, Inc.	6,389	849,354
*	Fabrinet	4,857	291,517
*	Fair Isaac Corp.	2,378	930,868
*	FARO Technologies, Inc.	2,355	141,865
	Fidelity National Information Services, Inc.	14,718	1,833,716
#*	FireEye, Inc.	22,176	306,916
#*	First Solar, Inc.	12,780	1,112,435
*	Fiserv, Inc.	8,584	819,514
#*	Fitbit, Inc., Class A	26,095	183,709
*	Five9, Inc.	706	107,114
*	FleetCor Technologies, Inc.	5,863	1,295,195
*	Flex, Ltd.	79,177	1,120,355
*	FormFactor, Inc.	10,578	299,886
*	Fortinet, Inc.	5,439	600,302
*	Frequency Electronics, Inc.	400	3,656
*	Gartner, Inc.	3,950	474,395
	Genpact, Ltd.	24,362	837,322
	Global Payments, Inc.	8,675	1,368,394
*	Globant SA	3,600	650,196
*	GoDaddy, Inc., Class A	8,670	613,316
*	GSI Technology, Inc.	1,378	8,420
#*	GTT Communications, Inc.	2,462	9,085
*	Guidewire Software, Inc.	3,721	357,625
	Hackett Group, Inc. (The)	7,650	98,838
#*	Harmonic, Inc.	12,292	73,014
	Hewlett Packard Enterprise Co.	111,513	963,472
	HP, Inc.	51,388	922,928
*	HubSpot, Inc.	962	279,047
*	Ichor Holdings, Ltd.	4,545	105,717
#*	Immersion Corp.	4,084	25,157
#*	Infinera Corp.	27,543	172,419
#*	Inphi Corp.	1,905	266,243
*	Insight Enterprises, Inc.	6,112	326,075
	Intel Corp.	218,760	9,686,693
	InterDigital, Inc.	3,551	198,785
	International Business Machines Corp.	44,882	5,011,524
	Intuit, Inc.	5,285	1,663,084
*	IPG Photonics Corp.	4,604	856,160
*	Itron, Inc.	5,664	384,869
#*	j2 Global, Inc.	7,345	498,579
	Jabil, Inc.	24,596	815,111

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Jack Henry & Associates, Inc.	3,450	$511,463
	Juniper Networks, Inc.	34,323	676,850
	KBR, Inc.	23,439	522,455
*	Key Tronic Corp.	700	5,348
*	Keysight Technologies, Inc.	12,853	1,347,894
*	Kimball Electronics, Inc.	4,412	53,473
	KLA Corp.	7,188	1,417,330
*	Knowles Corp.	13,964	198,987
	Kulicke & Soffa Industries, Inc.	10,024	262,027
*	KVH Industries, Inc.	2,284	19,848
	Lam Research Corp.	6,730	2,302,198
*	Lattice Semiconductor Corp.	13,214	461,169
#*	Limelight Networks, Inc.	10,418	36,776
	Littelfuse, Inc.	2,767	547,700
*	LiveRamp Holdings, Inc.	9,464	625,476
*	Lumentum Holdings, Inc.	7,258	600,164
#*	MACOM Technology Solutions Holdings, Inc.	9,413	343,575
#*	MagnaChip Semiconductor Corp.	3,475	47,573
*	Manhattan Associates, Inc.	7,823	668,867
	Marvell Technology Group, Ltd.	31,228	1,171,362
	Mastercard, Inc., Class A	32,793	9,465,372
	Maxim Integrated Products, Inc.	15,883	1,106,251
	MAXIMUS, Inc.	8,637	583,688
*	MaxLinear, Inc.	7,572	200,204
	Methode Electronics, Inc.	6,969	214,436
#	Microchip Technology, Inc.	14,242	1,496,549
*	Micron Technology, Inc.	48,428	2,437,866
	Microsoft Corp.	258,125	52,262,569
*	MicroStrategy, Inc., Class A	1,129	188,622
*	Mimecast, Ltd.	2,199	84,024
	MKS Instruments, Inc.	7,694	833,953
#*	MongoDB, Inc.	499	114,007
	Monolithic Power Systems, Inc.	2,213	707,275
	Motorola Solutions, Inc.	6,113	966,221
	MTS Systems Corp.	2,499	60,676
#*	Napco Security Technologies, Inc.	990	23,879
	National Instruments Corp.	13,027	407,485
*	NCR Corp.	17,277	351,069
*	NeoPhotonics Corp.	3,479	23,692
	NetApp, Inc.	15,602	684,772
*	NETGEAR, Inc.	5,417	166,952
*	Netscout Systems, Inc.	11,956	245,337
*	New Relic, Inc.	959	58,173
	NIC, Inc.	9,323	209,022
	NortonLifeLock, Inc.	39,715	816,938
*	Novanta, Inc.	3,633	394,980
#*	Nuance Communications, Inc.	17,604	561,744
	NVE Corp.	473	21,819
	NVIDIA Corp.	6,681	3,349,586
*	Okta, Inc.	828	173,739
#*	ON Semiconductor Corp.	48,216	1,209,739
*	OneSpan, Inc.	4,122	90,395
*	Onto Innovation, Inc.	7,973	255,694
	Oracle Corp.	94,033	5,276,192
*	OSI Systems, Inc.	2,831	218,440
*	Palo Alto Networks, Inc.	854	188,896
#*	PAR Technology Corp.	700	25,879
	Paychex, Inc.	23,730	1,951,792
*	Paycom Software, Inc.	3,285	1,196,036

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Paylocity Holding Corp.	2,281	$423,171
*	PayPal Holdings, Inc.	10,382	1,932,402
#	PC Connection, Inc.	4,626	210,714
	PC-Tel, Inc.	700	3,570
*	PDF Solutions, Inc.	3,755	70,369
#	Pegasystems, Inc.	1,997	231,412
*	Perceptron, Inc.	800	5,520
*	Perficient, Inc.	5,213	204,141
	Perspecta, Inc.	22,201	398,064
*	PFSweb, Inc.	1,937	12,009
*	Photronics, Inc.	9,051	88,247
*	Plexus Corp.	4,564	317,381
	Power Integrations, Inc.	7,290	438,931
*	PRGX Global, Inc.	2,000	10,880
	Progress Software Corp.	5,856	212,983
*	Proofpoint, Inc.	1,353	129,536
*	PTC, Inc.	2,748	230,502
#*	Pure Storage, Inc., Class A	16,760	269,836
	QAD, Inc., Class A	1,197	50,082
#	QAD, Inc., Class B	92	2,677
*	Qorvo, Inc.	6,591	839,430
	QUALCOMM, Inc.	41,894	5,168,044
*	Qualys, Inc.	4,010	352,279
*	Rambus, Inc.	17,769	245,035
*	RealPage, Inc.	5,404	300,949
*	Ribbon Communications, Inc.	13,426	57,866
	Richardson Electronics, Ltd.	900	3,798
*	RingCentral, Inc., Class A	851	219,847
*	Rogers Corp.	1,882	228,136
#	Sabre Corp.	18,082	117,895
#*	Sailpoint Technologies Holdings, Inc.	8,977	372,635
*	salesforce.com, Inc.	9,321	2,164,989
*	Sanmina Corp.	10,807	264,123
	Sapiens International Corp. NV	5,349	145,118
*	ScanSource, Inc.	4,044	81,284
#	Science Applications International Corp.	6,654	508,166
#	Seagate Technology P.L.C.	26,134	1,249,728
*	Semtech Corp.	5,651	310,183
*	ServiceNow, Inc.	712	354,270
*	Silicon Laboratories, Inc.	3,217	329,614
	Skyworks Solutions, Inc.	12,725	1,797,915
#*	SMART Global Holdings, Inc.	3,473	91,652
*	SolarEdge Technologies, Inc.	6,939	1,788,111
#*	SolarWinds Corp.	9,741	199,009
#*	Splunk, Inc.	1,449	286,960
*	SPS Commerce, Inc.	2,414	206,614
*	Square, Inc., Class A	1,700	263,296
	SS&C Technologies Holdings, Inc.	14,562	862,362
*	StarTek, Inc.	2,316	12,159
#*	Stratasys, Ltd.	9,417	120,349
*	Super Micro Computer, Inc.	7,652	173,853
	Switch, Inc., Class A	4,342	61,049
*	Sykes Enterprises, Inc.	8,051	275,666
*	Synaptics, Inc.	5,180	397,151
	SYNNEX Corp.	8,494	1,118,150
*	Synopsys, Inc.	5,899	1,261,560
	TE Connectivity, Ltd.	16,800	1,627,584
#*	Telenav, Inc.	4,400	17,908
#*	Teradata Corp.	10,594	194,612

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Teradyne, Inc.	13,353	$1,173,061
	TESSCO Technologies, Inc.	672	4,099
	Texas Instruments, Inc.	43,468	6,285,038
#*	Trade Desk, Inc. (The), Class A	931	527,365
	TransAct Technologies, Inc.	400	2,860
*	Trimble, Inc.	12,340	593,924
	TTEC Holdings, Inc.	7,261	397,758
*	TTM Technologies, Inc.	14,881	176,637
#*	Twilio, Inc., Class A	4,728	1,318,970
*	Tyler Technologies, Inc.	731	280,982
#	Ubiquiti, Inc.	968	179,670
*	Ultra Clean Holdings, Inc.	5,638	120,033
#*	Unisys Corp.	6,481	85,160
	Universal Display Corp.	1,757	348,431
*	Upland Software, Inc.	318	13,267
#*	Veeco Instruments, Inc.	7,044	89,670
*	Verint Systems, Inc.	6,720	326,054
*	VeriSign, Inc.	4,227	806,089
*	Verra Mobility Corp.	3,626	34,846
#*	ViaSat, Inc.	7,806	264,623
*	Viavi Solutions, Inc.	23,114	285,458
*	Virtusa Corp.	3,383	170,165
#	Visa, Inc., Class A	61,541	11,182,615
	Vishay Intertechnology, Inc.	22,767	369,281
*	Vishay Precision Group, Inc.	793	18,945
#*	VMware, Inc., Class A	1,858	239,180
*	Vontier Corp.	6,061	174,193
	Wayside Technology Group, Inc.	200	4,424
	Western Digital Corp.	17,059	643,636
#	Western Union Co. (The)	27,899	542,357
*	WEX, Inc.	4,122	521,639
*	Workday, Inc., Class A	696	146,244
	Xerox Holdings Corp.	22,478	390,668
	Xilinx, Inc.	10,402	1,234,613
	Xperi Holding Corp.	13,541	167,908
*	Zebra Technologies Corp., Class A	4,408	1,250,285
*	Zendesk, Inc.	863	95,741
#*	Zix Corp.	5,219	31,992

TOTAL INFORMATION TECHNOLOGY			318,472,489

MATERIALS — (4.9%)
*	AdvanSix, Inc.	5,953	90,605
*	AgroFresh Solutions, Inc.	3,300	6,798
	Air Products & Chemicals, Inc.	5,535	1,528,988
	Albemarle Corp.	13,571	1,264,953
*	Alcoa Corp.	11,279	145,725
*	Allegheny Technologies, Inc.	18,002	165,798
	Amcor P.L.C.	74,077	772,623
	American Vanguard Corp.	4,707	60,814
	AptarGroup, Inc.	8,574	978,208
*	Arconic Corp.	8,019	174,333
	Ashland Global Holdings, Inc.	6,569	458,319
	Avery Dennison Corp.	8,318	1,151,128
	Avient Corp.	13,093	406,800
*	Axalta Coating Systems, Ltd.	33,036	829,534
	Balchem Corp.	3,382	338,031
	Ball Corp.	19,111	1,700,879
*	Berry Global Group, Inc.	19,756	921,222
	Boise Cascade Co.	6,896	264,668

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Cabot Corp.	7,933	$301,533
	Carpenter Technology Corp.	7,820	136,694
	Celanese Corp.	11,618	1,318,759
*	Century Aluminum Co.	13,837	91,047
	CF Industries Holdings, Inc.	23,397	645,991
	Chase Corp.	1,440	137,030
	Chemours Co. (The)	19,641	395,570
*	Clearwater Paper Corp.	3,333	123,821
#	Cleveland-Cliffs, Inc.	9,768	80,879
#*	Coeur Mining, Inc.	41,393	292,649
	Commercial Metals Co.	21,515	444,285
#	Compass Minerals International, Inc.	5,350	323,033
*	Core Molding Technologies, Inc.	1,483	11,404
	Corteva, Inc.	43,507	1,434,861
*	Crown Holdings, Inc.	15,246	1,308,107
	Domtar Corp.	9,965	237,964
	Dow, Inc.	35,233	1,602,749
	DuPont de Nemours, Inc.	30,554	1,737,912
	Eagle Materials, Inc.	3,770	321,393
	Eastman Chemical Co.	16,646	1,345,663
	Ecolab, Inc.	5,851	1,074,185
*	Element Solutions, Inc.	43,085	504,956
*	Ferro Corp.	15,399	198,031
»	Ferroglobe Representation & Warranty Insurance Trust	21,032	0
*	Flotek Industries, Inc.	4,278	10,609
	FMC Corp.	9,353	960,927
*	Forterra, Inc.	6,920	90,306
	Freeport-McMoRan, Inc.	83,783	1,452,797
	Friedman Industries, Inc.	400	2,240
	FutureFuel Corp.	5,733	68,165
*	GCP Applied Technologies, Inc.	11,750	256,268
	Glatfelter Corp.	8,364	119,354
#	Gold Resource Corp.	7,506	20,566
	Graphic Packaging Holding Co.	45,360	602,834
	Greif, Inc., Class A	5,069	205,751
	Greif, Inc., Class B	1,804	78,023
	Hawkins, Inc.	1,749	81,696
	Haynes International, Inc.	2,316	37,542
#	HB Fuller Co.	7,835	354,534
	Hecla Mining Co.	75,093	343,926
	Huntsman Corp.	29,873	725,615
*	Ingevity Corp.	4,396	241,252
	Innospec, Inc.	3,417	226,000
#	International Flavors & Fragrances, Inc.	4,578	469,977
	International Paper Co.	39,546	1,730,138
*	Intrepid Potash, Inc.	1,065	10,629
	Kaiser Aluminum Corp.	1,125	70,796
*	Koppers Holdings, Inc.	2,199	49,324
*	Kraton Corp.	5,299	149,962
	Kronos Worldwide, Inc.	11,641	155,058
	Linde P.L.C.	12,401	2,732,436
#*	Livent Corp.	23,225	249,669
	Louisiana-Pacific Corp.	15,390	439,846
	LyondellBasell Industries NV, Class A	34,597	2,368,165
#	Martin Marietta Materials, Inc.	3,289	876,025
	Materion Corp.	3,754	192,167
	Mercer International, Inc.	9,632	60,585
	Minerals Technologies, Inc.	5,497	300,631
	Mosaic Co. (The)	32,182	595,367

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Myers Industries, Inc.	5,581	$80,032
	Neenah, Inc.	3,401	127,980
	NewMarket Corp.	1,490	532,958
	Newmont Corp.	24,758	1,555,793
#	Nexa Resources SA	8,788	53,167
	Nucor Corp.	26,786	1,279,299
	O-I Glass, Inc.	22,107	208,469
	Olympic Steel, Inc.	1,248	14,240
	Packaging Corp. of America	9,969	1,141,351
	PPG Industries, Inc.	19,069	2,473,631
*	PQ Group Holdings, Inc.	5,451	63,014
	Reliance Steel & Aluminum Co.	8,232	897,206
*	Resolute Forest Products, Inc.	12,553	57,618
	Royal Gold, Inc.	5,046	599,515
	RPM International, Inc.	11,333	959,565
*	Ryerson Holding Corp.	2,729	21,477
	Schnitzer Steel Industries, Inc., Class A	3,400	71,400
	Scotts Miracle-Gro Co. (The)	5,681	852,434
	Sealed Air Corp.	10,249	405,758
	Sensient Technologies Corp.	6,428	420,584
	Sherwin-Williams Co. (The)	3,898	2,681,746
	Silgan Holdings, Inc.	18,127	624,475
	Sonoco Products Co.	13,576	663,731
#	Southern Copper Corp.	9,181	480,534
	Steel Dynamics, Inc.	32,841	1,033,835
	Stepan Co.	3,841	447,246
*	Summit Materials, Inc., Class A	19,243	340,409
	SunCoke Energy, Inc.	11,932	41,643
#	Tecnoglass, Inc.	6,128	27,637
*	TimkenSteel Corp.	6,176	23,901
*	Trecora Resources	2,437	14,427
	Tredegar Corp.	4,800	69,984
	Trinseo SA	6,272	199,575
*	Tronox Holdings P.L.C., Class A	20,100	196,377
*	UFP Technologies, Inc.	1,356	50,253
	United States Lime & Minerals, Inc.	600	55,620
#	United States Steel Corp.	15,919	153,778
#*	US Concrete, Inc.	2,301	78,142
	Valvoline, Inc.	18,327	360,492
	Verso Corp., Class A	6,331	49,255
	Vulcan Materials Co.	6,953	1,007,073
#	Warrior Met Coal, Inc.	9,650	144,750
	Westlake Chemical Corp.	8,677	586,739
	WestRock Co.	22,244	835,262
	Worthington Industries, Inc.	9,015	443,628
	WR Grace & Co.	6,853	298,037

TOTAL MATERIALS			64,381,162

REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	556	6,188
*	BBX Capital, Inc.	2,184	7,535
*	CBRE Group, Inc., Class A	19,449	980,230
	CTO Realty Growth, Inc.	400	17,652
#*	Cushman & Wakefield P.L.C.	13,256	155,360
#*	Five Point Holdings LLC, Class A	3,432	14,380
*	Forestar Group, Inc.	5,762	95,880
*	FRP Holdings, Inc.	1,450	58,667
	Griffin Industrial Realty, Inc.	375	19,894
*	Howard Hughes Corp. (The)	4,563	283,773

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
#	Jones Lang LaSalle, Inc	6,112	$689,800
	Kennedy-Wilson Holdings, Inc.	20,101	264,931
#*	Marcus & Millichap, Inc.	7,113	222,139
	Newmark Group, Inc., Class A	22,861	108,247
*	Rafael Holdings, Inc., Class B	1,879	30,816
	RE/MAX Holdings, Inc., Class A	3,265	105,590
	RMR Group, Inc. (The), Class A	2,582	68,836
#*	St Joe Co. (The)	6,737	182,168
*	Stratus Properties, Inc.	889	18,998
*	Tejon Ranch Co.	3,235	44,352

TOTAL REAL ESTATE			3,375,436

UTILITIES — (2.4%)
	AES Corp.	32,682	637,299
	ALLETE, Inc.	4,843	249,802
	Alliant Energy Corp.	9,522	526,376
	Ameren Corp.	9,183	744,925
	American Electric Power Co., Inc.	6,863	617,190
	American States Water Co.	4,161	310,785
	American Water Works Co., Inc.	6,942	1,044,840
	Artesian Resources Corp., Class A	900	31,707
#*	Atlantic Power Corp.	16,242	32,322
#	Atlantica Sustainable Infrastructure P.L.C.	10,848	319,907
	Atmos Energy Corp.	4,786	438,733
	Avangrid, Inc.	2,967	146,392
	Avista Corp.	6,403	212,708
	Black Hills Corp.	5,123	290,269
	Brookfield Renewable Corp., Class A	10,235	683,391
	California Water Service Group	4,692	209,122
	CenterPoint Energy, Inc.	24,708	522,080
	Chesapeake Utilities Corp.	1,966	191,115
	Clearway Energy, Inc., Class A	4,357	114,197
	Clearway Energy, Inc., Class C	7,141	201,091
	CMS Energy Corp.	10,986	695,743
	Consolidated Edison, Inc.	11,061	868,178
	Consolidated Water Co., Ltd.	959	9,648
	Dominion Energy, Inc.	10,386	834,411
	DTE Energy Co.	6,782	837,034
	Duke Energy Corp.	9,590	883,335
	Edison International	13,534	758,445
	Entergy Corp.	7,208	729,594
	Essential Utilities, Inc.	12,048	496,378
	Evergy, Inc.	9,451	521,695
	Eversource Energy	7,386	644,576
	Exelon Corp.	15,822	631,140
	FirstEnergy Corp.	20,368	605,337
	Genie Energy, Ltd., Class B	1,601	13,272
	Hawaiian Electric Industries, Inc.	7,563	249,881
	IDACORP, Inc.	2,774	243,363
	MDU Resources Group, Inc.	24,902	591,671
	MGE Energy, Inc.	3,981	258,845
	Middlesex Water Co.	1,498	96,082
	National Fuel Gas Co.	6,734	269,091
	New Jersey Resources Corp.	13,760	401,517
	NextEra Energy, Inc.	25,256	1,848,992
	NiSource, Inc.	18,818	432,249
#	Northwest Natural Holding Co.	2,744	121,943
	NorthWestern Corp.	3,941	205,444
	NRG Energy, Inc.	32,820	1,037,768

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
OGE Energy Corp.	12,343	$379,794
ONE Gas, Inc.	3,622	250,063
# Ormat Technologies, Inc.	6,540	463,490
Otter Tail Corp.	5,140	197,119
Pinnacle West Capital Corp.	5,533	451,327
# PNM Resources, Inc.	7,457	372,850
Portland General Electric Co.	5,879	231,045
PPL Corp.	26,707	734,442
Public Service Enterprise Group, Inc.	16,842	979,362
# RGC Resources, Inc.	150	3,570
Sempra Energy	4,755	596,087
SJW Group	2,694	163,499
South Jersey Industries, Inc.	8,752	168,651
Southern Co. (The)	13,331	765,866
Southwest Gas Holdings, Inc.	4,256	279,704
Spark Energy, Inc., Class A	1,000	9,120
Spire, Inc.	4,326	242,429
UGI Corp.	10,950	354,123
Unitil Corp.	1,532	52,931
Vistra Corp.	56,669	984,341
WEC Energy Group, Inc.	6,674	671,071
Xcel Energy, Inc.	9,433	660,593
York Water Co. (The)	1,162	49,094

TOTAL UTILITIES		30,870,454

TOTAL COMMON STOCKS		1,239,700,695

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	1,025	28,956

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	1,377	134,698

INDUSTRIALS — (0.0%)
WESCO International, Inc.	3,380	97,953

TOTAL PREFERRED STOCKS		261,607

TOTAL INVESTMENT SECURITIES (Cost $822,773,036)		1,239,962,302

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.026%	6,212,762	6,212,762

SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	4,659,266	53,912,361

TOTAL INVESTMENTS — (100.0%) (Cost $882,894,762)		$1,300,087,425

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$107,318,869	—	—	$107,318,869
Consumer Discretionary	164,655,306	$1,279	—	164,656,585
Consumer Staples	64,946,609	—	—	64,946,609
Energy	28,958,742	—	—	28,958,742
Financials	188,697,192	698	—	188,697,890
Health Care	92,229,824	3,857	—	92,233,681
Industrials	175,788,778	—	—	175,788,778
Information Technology	318,472,361	128	—	318,472,489
Materials	64,381,162	—	—	64,381,162
Real Estate	3,375,436	—	—	3,375,436
Utilities	30,870,454	—	—	30,870,454
Preferred Stocks
Communication Services	28,956	—	—	28,956
Consumer Discretionary	134,698	—	—	134,698
Industrials	97,953	—	—	97,953
Temporary Cash Investments	6,212,762	—	—	6,212,762
Securities Lending Collateral	—	53,912,361	—	53,912,361

TOTAL	$1,246,169,102	$53,918,323	—	$1,300,087,425

See accompanying Notes to Financial Statements.

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (10.4%)
	Activision Blizzard, Inc	59,427	$4,500,407
*	Alphabet, Inc., Class A	27,040	43,699,614
*	Alphabet, Inc., Class C	27,033	43,820,763
*	Altice USA, Inc., Class A	56,289	1,516,989
#*	AMC Networks, Inc., Class A	5,342	113,518
*	ANGI Homeservices, Inc., Class A	9,304	98,622
	Anterix, Inc.	1,027	32,782
	AT&T, Inc.	161,149	4,354,246
	ATN International, Inc.	3,315	148,181
*	Boingo Wireless, Inc.	8,699	81,249
#*	Boston Omaha Corp., Class A	3,200	51,136
	Cable One, Inc.	1,299	2,249,686
*	Cargurus, Inc.	9,912	197,546
*	Cars.com, Inc.	2,142	15,829
*	Charter Communications, Inc., Class A	16,101	9,722,106
*	Cincinnati Bell, Inc.	6,277	94,469
#	Cinemark Holdings, Inc.	6,100	49,959
	Cogent Communications Holdings, Inc.	5,178	288,932
	Comcast Corp., Class A	794,776	33,571,338
*	Consolidated Communications Holdings, Inc.	4,371	20,413
#*	Daily Journal Corp.	490	132,888
#*	Discovery, Inc., Class A	33,198	671,928
*	Discovery, Inc., Class C	74,277	1,360,755
*	DISH Network Corp., Class A	41,651	1,061,684
*	Electronic Arts, Inc.	36,174	4,334,730
#	Entercom Communications Corp., Class A	1,397	2,096
	Entravision Communications Corp., Class A	2,498	4,571
	EW Scripps Co. (The), Class A	22,068	200,377
*	Facebook, Inc., Class A	292,271	76,899,423
	Fox Corp., Class A	58,287	1,545,771
*	Fox Corp., Class B	44,206	1,155,545
#	Gannett Co., Inc.	6,361	7,315
*	GCI Liberty, Inc., Class A	12,454	1,011,638
*	Glu Mobile, Inc.	33,400	239,144
*	Gray Television, Inc.	31,074	394,018
*	Hemisphere Media Group, Inc.	1,000	7,820
*	IAC/InterActiveCorp.	6,302	760,778
*	IDT Corp., Class B	3,461	32,983
*	IMAX Corp.	4,464	51,470
	Interpublic Group of Cos., Inc. (The)	180,877	3,272,065
*	Iridium Communications, Inc.	18,004	475,486
	John Wiley & Sons, Inc., Class A	13,388	414,493
	John Wiley & Sons, Inc., Class B	200	6,220
*	Liberty Broadband Corp., Class A	3,489	490,379
*	Liberty Broadband Corp., Class C	19,371	2,745,064
*	Liberty Latin America, Ltd., Class A	12,581	123,294
*	Liberty Latin America, Ltd., Class C	3,385	32,902
#*	Liberty Media Corp.-Liberty Braves, Class A	527	10,909
*	Liberty Media Corp.-Liberty Braves, Class C	11,062	226,439
*	Liberty Media Corp.-Liberty Formula One, Class A	6,437	214,352
*	Liberty Media Corp.-Liberty Formula One, Class C	43,636	1,576,569
*	Liberty Media Corp.-Liberty SiriusXM, Class A	20,828	720,024
*	Liberty Media Corp.-Liberty SiriusXM, Class C	45,004	1,557,138
*	Liberty TripAdvisor Holdings, Inc., Class A	11,867	21,123
#*	Lions Gate Entertainment Corp., Class A	5,837	39,108

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lions Gate Entertainment Corp., Class B	15,810	$99,129
#*	Live Nation Entertainment, Inc.	32,529	1,587,415
#	Loral Space & Communications, Inc.	3,100	53,971
*	Madison Square Garden Entertainment Corp.	3,796	246,740
*	Match Group, Inc.	21,277	2,484,728
	Meredith Corp.	1,442	15,862
*	MSG Networks, Inc., Class A	6,407	57,279
	National CineMedia, Inc.	18,917	37,550
*	Netflix, Inc.	27,618	13,138,987
#	New York Times Co. (The), Class A	37,000	1,467,420
	News Corp., Class A	83,596	1,097,616
	News Corp., Class B	44,107	574,273
	Nexstar Media Group, Inc., Class A	15,362	1,265,829
#	Omnicom Group, Inc.	52,436	2,474,979
*	ORBCOMM, Inc.	6,700	28,810
*	Pinterest, Inc., Class A	22,609	1,332,801
*	QuinStreet, Inc.	6,800	108,834
*	Roku, Inc.	5,339	1,080,614
	Saga Communications, Inc., Class A	369	6,280
	Scholastic Corp.	9,232	182,424
	Shenandoah Telecommunications Co.	8,687	378,927
#	Sirius XM Holdings, Inc.	242,588	1,390,029
#*	Snap, Inc., Class A	69,905	2,753,558
	Spok Holdings, Inc.	3,028	27,494
*	Spotify Technology SA	13,925	3,340,468
*	Take-Two Interactive Software, Inc.	14,752	2,285,380
*	TechTarget, Inc.	6,809	298,234
	TEGNA, Inc.	93,070	1,119,632
	Telephone and Data Systems, Inc.	12,956	220,252
*	T-Mobile US, Inc.	90,872	9,956,845
*	Travelzoo	800	5,936
	Tribune Publishing Co.	12,777	146,424
	TripAdvisor, Inc.	22,240	425,006
*	Twitter, Inc.	83,177	3,440,201
*	United States Cellular Corp.	6,027	175,506
	Verizon Communications, Inc.	408,221	23,264,515
	ViacomCBS, Inc., Class A	1,311	39,147
#	ViacomCBS, Inc., Class B	69,026	1,972,073
*	Vonage Holdings Corp.	25,042	264,944
	Walt Disney Co. (The)	103,357	12,532,036
#	World Wrestling Entertainment, Inc., Class A	9,617	349,674
*	Yelp, Inc.	16,822	330,889
#*	Zedge, Inc., Class B	148	505
*	Zillow Group, Inc., Class A	10,656	951,901
#*	Zillow Group, Inc., Class C	25,618	2,270,267
*	Zynga, Inc., Class A	193,391	1,738,585

TOTAL COMMUNICATION SERVICES			343,448,253

CONSUMER DISCRETIONARY — (14.1%)
#*	1-800-Flowers.com, Inc., Class A	10,234	202,940
	Aaron’s Holdings Co., Inc.	18,130	947,474
	Abercrombie & Fitch Co., Class A	15,852	225,415
	Acushnet Holdings Corp.	19,226	656,183
*	Adient P.L.C.	15,438	327,594
*	Adtalem Global Education, Inc.	43	1,008
	Advance Auto Parts, Inc.	14,591	2,148,962
*	Amazon.com, Inc.	29,365	89,156,545
#	American Eagle Outfitters, Inc.	46,507	637,611
*	America’s Car-Mart, Inc.	3,515	304,118

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aptiv P.L.C.	58,287	$5,624,113
	Aramark	33,993	942,966
*	Asbury Automotive Group, Inc.	6,771	697,278
#*	At Home Group, Inc.	16,879	274,959
#	Autoliv, Inc.	18,376	1,392,901
*	AutoNation, Inc.	31,885	1,808,836
*	AutoZone, Inc.	2,858	3,226,625
	Bassett Furniture Industries, Inc.	1,000	14,760
*	Beazer Homes USA, Inc.	6,286	76,563
#	Bed Bath & Beyond, Inc.	35,168	696,326
	Best Buy Co., Inc.	65,529	7,309,760
	Big Lots, Inc.	12,448	592,525
*	Biglari Holdings, Inc., Class A	4	1,748
#	BJ’s Restaurants, Inc.	4,790	135,126
#	Bloomin’ Brands, Inc.	11,210	156,716
	Bluegreen Vacations Holding Corp.	2,580	21,027
*	Booking Holdings, Inc.	5,152	8,359,120
#*	Boot Barn Holdings, Inc.	7,189	230,192
	BorgWarner, Inc.	71,260	2,492,675
	Bowl America, Inc., Class A	348	3,245
*	Bright Horizons Family Solutions, Inc.	208	32,874
	Brinker International, Inc.	5,920	257,757
	Brunswick Corp.	23,474	1,495,529
#	Buckle, Inc. (The)	16,457	394,310
#*	Burlington Stores, Inc.	8,613	1,667,305
	Caleres, Inc.	13,300	102,144
	Callaway Golf Co.	31,212	483,474
	Camping World Holdings, Inc., Class A	9,784	258,689
*	Capri Holdings, Ltd.	47,347	1,004,703
#*	CarMax, Inc.	34,582	2,989,268
*	Carrols Restaurant Group, Inc.	3,123	18,270
#	Carter’s, Inc.	15,495	1,262,068
#*	Carvana Co.	3,275	607,021
	Cato Corp. (The), Class A	5,374	32,889
*	Cavco Industries, Inc.	3,607	620,909
*	Century Communities, Inc.	15,745	611,536
#	Cheesecake Factory, Inc. (The)	4,899	145,598
#	Chico’s FAS, Inc.	5,781	6,186
#	Children’s Place, Inc. (The)	3,036	76,720
	Churchill Downs, Inc.	2,595	387,044
*	Chuy’s Holdings, Inc.	1,407	29,533
	Citi Trends, Inc.	2,012	52,533
	Collectors Universe, Inc.	2,106	115,683
#	Columbia Sportswear Co.	22,033	1,643,441
*	Conn’s, Inc.	10,463	98,038
	Cracker Barrel Old Country Store, Inc.	3,958	450,500
*	Crocs, Inc.	11,857	620,477
	Culp, Inc.	400	4,964
	Dana, Inc.	20,677	289,271
*	Deckers Outdoor Corp.	8,861	2,245,112
*	Del Taco Restaurants, Inc.	3,674	27,243
*	Delta Apparel, Inc.	231	3,846
*	Denny’s Corp.	6,766	60,623
	Designer Brands, Inc., Class A	12,830	55,554
	Dick’s Sporting Goods, Inc.	17,702	1,002,818
#	Dillard’s, Inc., Class A	1,493	66,782
	Dine Brands Global, Inc.	2,598	133,667
	Dollar General Corp.	23,332	4,869,622
*	Dollar Tree, Inc.	42,560	3,844,019

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Domino’s Pizza, Inc.	2,256	$853,490
*	Dorman Products, Inc.	5,159	460,544
	DR Horton, Inc.	81,883	5,470,603
	Dunkin’ Brands Group, Inc.	26,839	2,676,117
	eBay, Inc.	121,968	5,809,336
*	El Pollo Loco Holdings, Inc.	8,900	125,668
	Escalade, Inc.	1,044	19,429
	Ethan Allen Interiors, Inc.	6,184	99,253
*	Etsy, Inc.	34,653	4,213,458
#*	Everi Holdings, Inc.	14,851	127,867
	Expedia Group, Inc.	20,670	1,946,080
#*	Express, Inc.	4,554	2,782
*	Fiesta Restaurant Group, Inc.	521	4,501
#*	Five Below, Inc.	13,281	1,770,889
	Flexsteel Industries, Inc.	561	15,680
*	Floor & Decor Holdings, Inc., Class A	21,456	1,566,288
	Foot Locker, Inc.	32,042	1,181,709
	Ford Motor Co.	803,279	6,209,347
*	Fox Factory Holding Corp.	4,672	392,822
*	frontdoor, Inc.	19,230	761,893
#*	GameStop Corp., Class A	32,100	336,087
	Gap, Inc. (The)	100,754	1,959,665
	Garmin, Ltd.	23,476	2,441,974
	General Motors Co.	295,416	10,200,714
*	Genesco, Inc.	2,500	44,300
	Gentex Corp.	37,750	1,044,542
*	Gentherm, Inc.	4,770	220,803
	Genuine Parts Co.	41,804	3,780,336
#*	G-III Apparel Group, Ltd.	12,016	161,976
*	GoPro, Inc., Class A	24,590	146,065
	Graham Holdings Co., Class B	541	205,764
*	Grand Canyon Education, Inc.	845	66,223
*	Green Brick Partners, Inc.	8,145	145,714
	Group 1 Automotive, Inc.	6,500	689,520
*	GrubHub, Inc.	29,927	2,213,401
#	Guess?, Inc.	20,348	239,699
#	H&R Block, Inc.	12,980	224,035
#	Hamilton Beach Brands Holding Co., Class A	2,900	63,945
#	Hanesbrands, Inc.	63,515	1,020,686
	Harley-Davidson, Inc.	48,907	1,608,062
	Hasbro, Inc.	58,698	4,855,499
	Haverty Furniture Cos., Inc.	9,089	227,407
*	Helen of Troy, Ltd.	2,970	563,112
#*	Hibbett Sports, Inc.	6,448	243,799
*	Hilton Grand Vacations, Inc.	11,006	226,724
	Home Depot, Inc. (The)	99,995	26,669,666
	Hooker Furniture Corp.	2,589	71,198
*	Horizon Global Corp.	467	2,625
#*	Hudson, Ltd., Class A	3,200	24,448
#	Hyatt Hotels Corp., Class A	3,975	219,181
*	Installed Building Products, Inc.	14,804	1,340,354
#	International Game Technology P.L.C.	27,224	223,509
#*	iRobot Corp.	5,251	417,875
*	J Alexander’s Holdings, Inc.	327	1,818
	Jack in the Box, Inc.	2,744	219,685
	Johnson Outdoors, Inc., Class A	2,769	241,817
	KB Home	36,637	1,181,543
	Kohl’s Corp.	48,624	1,035,205
#*	Kontoor Brands, Inc.	2,856	93,962

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	L Brands, Inc.	59,503	$1,904,691
#*	Lakeland Industries, Inc.	1,175	25,345
*	Lands’ End, Inc.	7,287	116,956
	Las Vegas Sands Corp.	26,286	1,263,305
	La-Z-Boy, Inc.	14,341	490,892
	LCI Industries	6,811	746,894
*	Leaf Group, Ltd.	1,900	10,830
	Lear Corp.	19,800	2,392,038
#	Leggett & Platt, Inc.	39,058	1,629,890
	Lennar Corp., Class A	62,260	4,372,520
	Lennar Corp., Class B	4,565	259,703
*	LGI Homes, Inc.	10,573	1,130,042
	Lifetime Brands, Inc.	3,039	30,542
#*	Lincoln Educational Services Corp.	4,082	19,063
*	Liquidity Services, Inc.	2,301	19,628
#	Lithia Motors, Inc., Class A	8,056	1,849,416
*	LKQ Corp.	88,508	2,831,371
#*	Lovesac Co. (The)	3,397	87,439
	Lowe’s Cos., Inc.	73,715	11,654,341
*	Lululemon Athletica, Inc.	25,330	8,087,616
*	Lumber Liquidators Holdings, Inc.	6,809	150,615
*	M/I Homes, Inc.	4,720	193,142
#	Macy’s, Inc.	65,300	405,513
#*	Magnite, Inc.	29,338	264,922
*	Malibu Boats, Inc., Class A	7,866	399,829
	Marine Products Corp.	1,421	22,537
*	MarineMax, Inc.	7,469	223,921
*	MasterCraft Boat Holdings, Inc.	1,741	35,899
#*	Mattel, Inc.	31,709	436,633
	McDonald’s Corp.	57,244	12,192,972
	MDC Holdings, Inc.	30,633	1,333,148
»	Media General, Inc.	7,656	718
*	Meritage Homes Corp.	7,013	610,762
	MGM Resorts International	8,144	167,522
#*	Michaels Cos., Inc. (The)	14,436	117,076
*	Modine Manufacturing Co.	3,297	21,101
#	Monro, Inc.	8,577	360,749
#*	Motorcar Parts of America, Inc.	1,259	18,545
	Movado Group, Inc.	405	4,419
*	Murphy USA, Inc.	10,724	1,311,438
	Nathan’s Famous, Inc.	200	10,152
#*	National Vision Holdings, Inc.	14,984	604,305
#*	Nautilus, Inc.	3,718	80,643
	Newell Brands, Inc.	109,520	1,934,123
	NIKE, Inc., Class B	183,290	22,009,463
#*	Noodles & Co.	7,000	45,220
#	Nordstrom, Inc.	28,219	341,450
*	NVR, Inc.	1,333	5,269,469
	ODP Corp. (The)	9,935	193,732
#*	Ollie’s Bargain Outlet Holdings, Inc.	13,577	1,182,421
*	O’Reilly Automotive, Inc.	10,840	4,732,744
#	Oxford Industries, Inc.	2,924	120,381
	Papa John’s International, Inc.	3,147	241,060
	Patrick Industries, Inc.	6,454	359,810
#*	Penn National Gaming, Inc.	6,814	367,820
	Penske Automotive Group, Inc.	25,497	1,304,427
#	PetMed Express, Inc.	3,207	94,863
*	Planet Fitness, Inc., Class A	16,050	951,283
	Polaris, Inc.	18,832	1,711,076

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Pool Corp.	5,846	$2,045,106
	PulteGroup, Inc.	144,992	5,909,874
	PVH Corp.	21,603	1,259,239
*	Quotient Technology, Inc.	26,012	231,507
	Qurate Retail, Inc., Class A	186,005	1,259,254
	Ralph Lauren Corp.	18,493	1,236,257
	Rent-A-Center, Inc.	21,048	650,383
#*	RH	4,062	1,361,704
	Rocky Brands, Inc.	508	13,665
	Ross Stores, Inc.	44,784	3,814,253
	Ruth’s Hospitality Group, Inc.	4,263	47,660
#*	Sally Beauty Holdings, Inc.	19,256	161,173
*	Scientific Games Corp., Class A	7,843	250,035
	Service Corp. International	19,455	900,961
#*	Shake Shack, Inc., Class A	5,140	347,053
#	Shoe Carnival, Inc.	2,176	67,412
	Shutterstock, Inc.	10,328	675,968
#	Signet Jewelers, Ltd.	10,401	231,734
*	Skechers U.S.A., Inc., Class A	43,898	1,392,006
*	Skyline Champion Corp.	20,834	534,392
*	Sleep Number Corp.	5,045	319,651
	Sonic Automotive, Inc., Class A	7,475	269,548
*	Sonos, Inc.	13,037	190,340
*	Stamps.com, Inc.	5,376	1,200,138
	Standard Motor Products, Inc.	4,500	206,100
	Starbucks Corp.	51,265	4,458,004
	Steven Madden, Ltd.	21,062	505,699
*	Stoneridge, Inc.	2,300	52,509
	Strategic Education, Inc.	1,474	122,430
	Superior Group of Cos, Inc.	2,597	56,147
#*	Superior Industries International, Inc.	3,000	3,690
	Tapestry, Inc.	84,453	1,877,390
	Target Corp.	72,957	11,105,515
*	Taylor Morrison Home Corp.	52,124	1,125,878
*	Tempur Sealy International, Inc.	11,293	1,005,077
*	Terminix Global Holdings, Inc.	32,064	1,509,894
*	Tesla, Inc.	50,331	19,530,441
	Texas Roadhouse, Inc.	9,464	662,764
#	Thor Industries, Inc.	13,771	1,164,751
	Tiffany & Co.	19,007	2,486,876
	Tilly’s, Inc., Class A	804	4,937
	TJX Cos., Inc. (The)	178,602	9,072,982
	Toll Brothers, Inc.	50,682	2,142,835
*	TopBuild Corp.	5,256	805,272
	Tractor Supply Co.	13,779	1,835,501
*	TRI Pointe Group, Inc.	73,914	1,214,407
*	Ulta Beauty, Inc.	14,401	2,977,695
#*	Under Armour, Inc., Class A	43,304	599,327
#*	Under Armour, Inc., Class C	53,174	650,318
*	Unifi, Inc.	2,171	32,543
*	Universal Electronics, Inc.	2,355	87,276
*	Universal Technical Institute, Inc.	2,800	12,852
*	Urban Outfitters, Inc.	26,391	589,575
#	Vail Resorts, Inc.	2,453	569,194
#*	Veoneer, Inc.	6,794	104,424
*	Vera Bradley, Inc.	4,500	28,530
	VF Corp.	80,698	5,422,906
*	Visteon Corp.	9,352	838,407
*	VOXX International Corp.	2,400	27,192

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Wayfair, Inc., Class A	10,428	$2,586,457
	Wendy’s Co. (The)	33,307	727,758
	Weyco Group, Inc.	1,334	21,131
	Whirlpool Corp.	18,875	3,491,120
#	Williams-Sonoma, Inc.	26,252	2,394,445
	Wingstop, Inc.	3,249	377,956
	Winmark Corp.	415	70,305
	Winnebago Industries, Inc.	10,006	469,782
	Wolverine World Wide, Inc.	20,759	553,643
	Wyndham Destinations, Inc.	10,369	338,340
#	Wynn Resorts, Ltd.	13,224	957,814
*	YETI Holdings, Inc.	14,730	728,840
	Yum! Brands, Inc.	29,301	2,734,662
*	ZAGG, Inc.	2,300	6,555
*	Zumiez, Inc.	7,034	196,952

TOTAL CONSUMER DISCRETIONARY			466,776,861

CONSUMER STAPLES — (5.9%)
	Alico, Inc.	390	11,263
	Andersons, Inc. (The)	6,289	136,408
#	B&G Foods, Inc.	4,822	128,072
#*	Beyond Meat, Inc.	664	94,574
*	BJ’s Wholesale Club Holdings, Inc.	30,887	1,182,663
*	Boston Beer Co., Inc. (The), Class A	2,106	2,188,513
	Brown-Forman Corp., Class A	9,188	576,547
	Brown-Forman Corp., Class B	45,640	3,181,564
	Calavo Growers, Inc.	2,429	163,059
#	Campbell Soup Co.	26,344	1,229,475
	Casey’s General Stores, Inc.	12,250	2,064,983
*	Central Garden & Pet Co.	2,583	100,634
*	Central Garden & Pet Co., Class A	7,418	262,523
#*	Chefs’ Warehouse, Inc. (The)	6,039	81,647
	Church & Dwight Co., Inc.	32,919	2,909,710
#	Clorox Co. (The)	15,321	3,175,277
	Coca-Cola Co. (The)	366,688	17,623,025
	Coca-Cola Consolidated, Inc.	2,053	470,034
	Colgate-Palmolive Co.	76,491	6,034,375
	Constellation Brands, Inc., Class A	20,738	3,426,540
	Costco Wholesale Corp.	46,675	16,691,914
#	Coty, Inc., Class A	244,895	710,196
*	Darling Ingredients, Inc.	24,005	1,032,215
#*	Edgewell Personal Care Co.	13,524	354,599
*	elf Beauty, Inc.	11,142	225,848
#	Energizer Holdings, Inc.	20,395	802,543
	Estee Lauder Cos., Inc. (The), Class A	44,464	9,766,962
	Flowers Foods, Inc.	28,322	667,833
	Fresh Del Monte Produce, Inc.	9,825	211,532
*	Freshpet, Inc.	2,255	258,198
	General Mills, Inc.	105,570	6,241,298
#*	Hain Celestial Group, Inc. (The)	28,067	863,060
*	Herbalife Nutrition, Ltd.	33,697	1,521,083
*	Hostess Brands, Inc.	21,210	268,094
#	Ingles Markets, Inc., Class A	3,819	136,949
	Inter Parfums, Inc.	7,310	300,149
	J&J Snack Foods Corp.	1,914	259,481
	JM Smucker Co. (The)	25,811	2,895,994
	John B. Sanfilippo & Son, Inc.	549	39,945
	Kellogg Co.	54,901	3,452,724
#	Keurig Dr Pepper, Inc.	109,865	2,955,369

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kraft Heinz Co. (The)	102,254	$3,127,950
	Kroger Co. (The)	178,597	5,752,609
	Lamb Weston Holdings, Inc.	9,479	601,443
	Lancaster Colony Corp.	3,667	609,235
*	Landec Corp.	1,591	15,290
*	Lifevantage Corp.	2,374	26,233
	Limoneira Co.	2,840	39,277
#	McCormick & Co., Inc.	200	35,750
	McCormick & Co., Inc. Non-Voting	20,645	3,726,629
	Medifast, Inc.	2,326	326,780
*	Monster Beverage Corp.	64,950	4,973,222
#*	National Beverage Corp.	6,471	506,615
#	Natura & Co. Holding SA, ADR	31,119	496,348
*	Natural Alternatives International, Inc.	1,014	7,848
	Natural Grocers by Vitamin Cottage, Inc.	2,440	25,962
	Natural Health Trends Corp.	187	1,034
*	Nature’s Sunshine Products, Inc.	900	9,378
	Nu Skin Enterprises, Inc., Class A	16,787	828,438
	Oil-Dri Corp. of America	489	16,704
	PepsiCo, Inc.	100,458	13,390,047
*	Performance Food Group Co.	47,202	1,586,459
*	Post Holdings, Inc.	11,885	1,020,922
	PriceSmart, Inc.	8,339	575,391
	Procter & Gamble Co. (The)	191,684	26,279,876
#*	Rite Aid Corp.	5,070	46,340
*	S&W Seed Co.	2,831	6,455
*	Seneca Foods Corp., Class A	504	18,572
*	Simply Good Foods Co. (The)	15,534	292,039
	SpartanNash Co.	16,618	305,937
	Spectrum Brands Holdings, Inc.	7,099	403,720
*	Sprouts Farmers Market, Inc.	36,757	700,221
	Sysco Corp.	88,788	4,910,864
#	Tootsie Roll Industries, Inc.	3,006	89,819
*	TreeHouse Foods, Inc.	11,515	447,243
*	United Natural Foods, Inc.	16,619	242,139
	United-Guardian, Inc.	1,797	25,517
*	US Foods Holding Corp.	55,003	1,149,563
*	USANA Health Sciences, Inc.	7,027	531,593
	Village Super Market, Inc., Class A	1,201	27,203
	Walgreens Boots Alliance, Inc.	184,174	6,269,283
	Walmart, Inc.	162,036	22,482,495
	Weis Markets, Inc.	7,918	359,556
*	Willamette Valley Vineyards, Inc.	500	3,055

TOTAL CONSUMER STAPLES			196,987,926

ENERGY — (0.6%)
	Adams Resources & Energy, Inc.	102	1,930
	Archrock, Inc.	39,008	231,317
	Baker Hughes Co.	136,071	2,009,769
	Cactus, Inc., Class A	16,888	287,096
*	ChampionX Corp.	41,744	364,425
*	Cheniere Energy, Inc.	12,538	600,194
*	Clean Energy Fuels Corp.	43,049	106,761
	CVR Energy, Inc.	3,494	38,469
#*	Dawson Geophysical Co.	287	514
#	Delek US Holdings, Inc.	24,894	250,434
#	DMC Global, Inc.	6,010	213,776
*	Dril-Quip, Inc.	13,427	347,759
	Equitrans Midstream Corp.	46,143	334,998

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Exterran Corp.	10,898	$46,099
*	Forum Energy Technologies, Inc.	24,623	11,706
*	Geospace Technologies Corp.	400	2,052
#*	Green Plains, Inc.	8,154	123,125
*	Helix Energy Solutions Group, Inc.	33,878	84,017
	Helmerich & Payne, Inc.	1,400	20,818
	HollyFrontier Corp.	27,378	506,767
	Liberty Oilfield Services, Inc., Class A	6,100	40,748
	Marathon Petroleum Corp.	41,069	1,211,535
*	Matrix Service Co.	7,677	58,345
#	Nabors Industries, Ltd.	1,666	47,348
	National Oilwell Varco, Inc.	132,681	1,114,520
*	Natural Gas Services Group, Inc.	200	1,740
*	NexTier Oilfield Solutions, Inc.	7,666	14,489
	ONEOK, Inc.	2,600	75,400
	Patterson-UTI Energy, Inc.	49,500	126,720
	Phillips 66	49,914	2,328,987
*	ProPetro Holding Corp.	3,000	11,850
#*	Renewable Energy Group, Inc.	15,339	865,120
*	REX American Resources Corp.	1,381	100,385
	Schlumberger, Ltd.	350,436	5,235,514
	Valero Energy Corp.	68,019	2,626,214
	World Fuel Services Corp.	8,385	176,504

TOTAL ENERGY			19,617,445

FINANCIALS — (13.3%)
*	1347 Property Insurance Holdings, Inc.	1,900	5,719
	1st Constitution Bancorp	1,118	14,579
	1st Source Corp.	4,284	143,471
	ACNB Corp.	674	14,066
#	Affiliated Managers Group, Inc.	14,961	1,127,611
	Aflac, Inc.	138,705	4,709,035
	Alleghany Corp.	3,630	1,985,356
	Allegiance Bancshares, Inc.	4,927	139,434
	Allstate Corp. (The)	61,982	5,500,902
	Ally Financial, Inc.	112,785	3,009,104
	Altabancorp	1,091	23,751
	A-Mark Precious Metals, Inc.	800	24,864
*	Ambac Financial Group, Inc.	4,904	60,221
#*	Amerant Bancorp, Inc.	1,200	12,084
	American Equity Investment Life Holding Co.	31,978	793,694
	American Express Co.	90,222	8,231,855
	American Financial Group, Inc.	32,279	2,418,988
	American International Group, Inc.	185,684	5,847,189
	American National Bankshares, Inc.	1,300	29,640
	American National Group, Inc.	8,086	556,317
	American River Bankshares	700	7,224
	Ameriprise Financial, Inc.	45,122	7,256,971
	Ameris Bancorp	18,224	533,963
	AMERISAFE, Inc.	6,014	354,706
#	AmeriServ Financial, Inc.	3,000	8,280
	Ames National Corp.	512	9,882
#	Aon P.L.C., Class A	28,708	5,282,559
*	Arch Capital Group, Ltd.	128,447	3,880,384
	Ares Management Corp., Class A	19,395	820,408
	Argo Group International Holdings, Ltd.	10,244	365,506
	Arrow Financial Corp.	1,810	49,540
	Arthur J Gallagher & Co.	26,957	2,795,710
	Artisan Partners Asset Management, Inc., Class A	17,508	701,370

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Assetmark Financial Holdings Inc.	5,144	$108,796
	Associated Banc-Corp.	40,448	553,733
	Associated Capital Group, Inc., Class A	670	21,507
	Assurant, Inc.	13,431	1,670,413
	Assured Guaranty, Ltd.	34,145	871,722
*	Athene Holding, Ltd., Class A	62,630	2,009,170
*	Atlantic Capital Bancshares, Inc.	4,603	63,890
	Atlantic Union Bankshares Corp.	12,755	322,574
*	Atlanticus Holdings Corp.	1,500	17,175
	Auburn National BanCorp, Inc.	400	14,864
	Axis Capital Holdings, Ltd.	22,985	981,230
*	Axos Financial, Inc.	17,851	486,618
	Banc of California, Inc.	10,033	120,396
#	BancFirst Corp.	4,962	220,561
*	Bancorp, Inc. (The)	13,671	131,242
	BancorpSouth Bank	26,681	624,602
	Bank of America Corp.	687,153	16,285,526
	Bank of Commerce Holdings	1,070	8,571
	Bank of Hawaii Corp.	10,975	665,524
	Bank of Marin Bancorp	1,638	49,369
	Bank of New York Mellon Corp. (The)	118,047	4,056,095
	Bank of NT Butterfield & Son, Ltd. (The)	9,036	239,093
	Bank of Princeton (The)	708	13,926
	Bank of South Carolina Corp.	550	9,081
	Bank OZK	23,400	579,852
	BankFinancial Corp.	1,550	11,392
	BankUnited, Inc.	15,139	382,260
	Bankwell Financial Group, Inc.	459	7,574
	Banner Corp.	6,670	245,923
	Bar Harbor Bankshares	1,356	27,690
*	Baycom Corp.	656	7,282
	Berkshire Hills Bancorp, Inc.	7,992	104,136
	BGC Partners, Inc., Class A	29,554	87,184
	BlackRock, Inc.	13,912	8,336,210
	Blackstone Group, Inc. (The), Class A	57,039	2,875,906
*	Blucora, Inc.	3,816	37,969
#	BOK Financial Corp.	11,513	676,274
	Boston Private Financial Holdings, Inc.	9,686	59,859
	Bridge Bancorp, Inc.	1,706	33,335
*	Bridgewater Bancshares, Inc.	1,630	18,109
*	Brighthouse Financial, Inc.	34,115	1,129,206
	BrightSphere Investment Group P.L.C.	20,386	281,327
	Brookline Bancorp, Inc.	14,077	134,858
	Brown & Brown, Inc.	70,566	3,070,327
	Bryn Mawr Bank Corp.	4,630	124,362
#	Business First Bancshares, Inc.	925	15,364
	Byline Bancorp, Inc.	3,649	47,948
	C&F Financial Corp.	202	6,292
	Cadence BanCorp.	12,526	140,542
	Cambridge Bancorp	1,038	64,449
	Camden National Corp.	1,950	62,341
*	Cannae Holdings, Inc.	15,701	580,623
	Capital City Bank Group, Inc.	2,327	49,588
	Capital One Financial Corp.	55,058	4,023,639
	Capitol Federal Financial, Inc.	45,411	521,318
	Capstar Financial Holdings, Inc.	2,354	24,458
	Cathay General Bancorp	14,235	334,950
	Cboe Global Markets, Inc.	9,829	798,999
	CBTX, Inc.	2,095	39,595

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Central Pacific Financial Corp.	3,622	$49,875
	Central Valley Community Bancorp	1,512	19,505
	Century Bancorp, Inc., Class A	255	18,250
*	CF Bankshares, Inc.	1,038	14,065
	Charles Schwab Corp. (The)	216,306	8,892,340
	Chemung Financial Corp.	900	30,672
	Chubb, Ltd.	44,547	5,787,101
#	Cincinnati Financial Corp.	33,505	2,370,144
#	CIT Group, Inc.	6,080	179,056
	Citigroup, Inc.	166,221	6,884,874
	Citizens & Northern Corp.	1,544	26,155
	Citizens Community Bancorp, Inc.	800	6,080
	Citizens Financial Group, Inc.	88,484	2,411,189
#*	Citizens, Inc.	4,745	27,379
	City Holding Co.	2,664	160,986
	Civista Bancshares, Inc.	2,072	29,547
	CME Group, Inc.	14,925	2,249,496
	CNA Financial Corp.	13,819	411,668
	CNB Financial Corp.	2,020	36,643
	CNO Financial Group, Inc.	7,390	131,172
#*	Coastal Financial Corp.	1,753	26,050
	Codorus Valley Bancorp, Inc.	849	11,428
	Cohen & Steers, Inc.	11,580	652,070
	Colony Bankcorp, Inc.	989	12,392
	Columbia Banking System, Inc.	18,353	521,409
*	Columbia Financial, Inc.	29,218	356,167
	Comerica, Inc.	21,029	957,030
#	Commerce Bancshares, Inc.	25,234	1,570,816
	Community Bank System, Inc.	15,227	883,014
	Community Bankers Trust Corp.	1,900	10,374
	Community Financial Corp. (The)	92	2,010
*	Community First Bancshares, Inc.	1,900	13,813
	Community Trust Bancorp, Inc.	5,088	161,900
	Community West Bancshares	1,400	11,284
	ConnectOne Bancorp, Inc.	5,971	92,133
#*	Consumer Portfolio Services, Inc.	2,632	9,870
#	County Bancorp, Inc.	489	9,047
	Cowen, Inc., Class A	6,629	142,258
	Crawford & Co., Class A	2,485	15,904
	Crawford & Co., Class B	3,005	19,052
#*	Credit Acceptance Corp.	5,243	1,563,043
#	Cullen/Frost Bankers, Inc.	8,831	620,554
#	Curo Group Holdings Corp.	5,521	41,352
*	Customers Bancorp, Inc.	3,262	45,081
	CVB Financial Corp.	32,196	563,430
	Diamond Hill Investment Group, Inc.	1,753	240,056
	Dime Community Bancshares, Inc.	9,366	118,480
	Discover Financial Services	66,074	4,295,471
	Donegal Group, Inc., Class A	6,092	88,395
*	Donnelley Financial Solutions, Inc.	13,002	164,215
	Eagle Bancorp Montana, Inc.	696	13,405
	Eagle Bancorp, Inc.	7,950	237,864
	East West Bancorp, Inc.	37,844	1,380,549
	Eaton Vance Corp.	39,057	2,335,218
#*	eHealth, Inc.	5,136	344,677
#	Elmira Savings Bank	444	4,662
	Employers Holdings, Inc.	10,615	339,786
*	Encore Capital Group, Inc.	7,869	251,257
*	Enova International, Inc.	16,977	260,597

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Enstar Group, Ltd.	5,559	$955,425
	Enterprise Bancorp, Inc.	881	19,919
	Enterprise Financial Services Corp.	5,162	150,266
	Equitable Holdings, Inc.	113,312	2,435,075
*	Equity Bancshares, Inc., Class A	500	9,190
#	Erie Indemnity Co., Class A	13,821	3,218,496
*	Esquire Financial Holdings, Inc.	910	14,187
	ESSA Bancorp, Inc.	1,868	23,742
	Essent Group, Ltd.	32,170	1,281,974
	Evans Bancorp, Inc.	394	8,987
	Evercore, Inc., Class A	14,746	1,172,897
	Everest Re Group, Ltd.	13,057	2,573,274
*	EZCORP, Inc., Class A	7,270	32,424
	FactSet Research Systems, Inc.	4,544	1,392,736
	Farmers & Merchants Bancorp, Inc.	657	13,179
	Farmers National Banc Corp.	1,526	17,778
	FB Financial Corp.	8,805	259,747
	FBL Financial Group, Inc., Class A	9,708	482,391
	Federal Agricultural Mortgage Corp., Class C	4,638	299,568
	Federated Hermes, Inc., Class B	36,934	882,723
	FedNat Holding Co.	566	2,904
	Fidelity National Financial, Inc.	88,022	2,754,208
	Fifth Third Bancorp	43,396	1,007,655
	Financial Institutions, Inc.	3,311	58,704
	First American Financial Corp.	47,603	2,122,618
	First Bancorp	5,408	130,279
	First BanCorp.	47,566	308,703
	First Bancorp, Inc. (The)	1,624	37,563
	First Bancshares, Inc. (The)	400	9,536
	First Bank	1,208	9,048
	First Busey Corp.	16,705	300,523
	First Business Financial Services, Inc.	1,369	23,478
#	First Capital, Inc.	400	24,124
	First Citizens BancShares, Inc., Class A	1,532	708,856
	First Commonwealth Financial Corp.	14,111	121,637
	First Community Bancshares, Inc.	2,068	39,251
	First Community Corp.	1,506	21,400
	First Financial Bancorp	11,183	159,917
	First Financial Bankshares, Inc.	19,238	573,485
	First Financial Corp.	1,687	58,573
	First Financial Northwest, Inc.	1,300	12,883
	First Foundation, Inc.	11,508	171,124
	First Guaranty Bancshares, Inc.	605	8,803
	First Hawaiian, Inc.	24,560	423,906
	First Horizon National Corp.	91,386	951,328
	First Internet Bancorp	909	19,562
	First Interstate BancSystem, Inc., Class A	10,169	358,966
	First Merchants Corp.	9,025	235,643
	First Mid Bancshares, Inc.	350	9,716
	First Midwest Bancorp, Inc.	18,539	232,664
	First Northwest Bancorp	817	9,600
	First of Long Island Corp. (The)	2,544	39,254
	First Republic Bank	20,662	2,606,305
	First Savings Financial Group, Inc.	238	12,864
	First United Corp.	402	4,792
	First US Bancshares, Inc.	700	4,900
*	First Western Financial, Inc.	900	12,780
	FirstCash, Inc.	10,958	570,254
	Flagstar Bancorp, Inc.	18,894	554,539

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Flushing Financial Corp.	3,493	$44,675
	FNB Corp.	88,933	672,333
#	Franklin Financial Services Corp.	387	8,514
#	Franklin Resources, Inc.	78,508	1,472,025
	FS Bancorp, Inc.	606	28,064
	Fulton Financial Corp.	37,205	408,883
*	Genworth Financial, Inc., Class A	36,151	142,073
	German American Bancorp, Inc.	7,528	227,120
	Glacier Bancorp, Inc.	16,717	598,469
	Glen Burnie Bancorp	300	3,036
	Global Indemnity Group LLC, Class A	1,893	46,397
	Globe Life, Inc.	29,133	2,362,395
	Goldman Sachs Group, Inc. (The)	26,135	4,940,560
	Goosehead Insurance, Inc., Class A	5,264	645,051
*	Great Elm Capital Group, Inc.	393	762
	Great Southern Bancorp, Inc.	2,513	102,907
*	Green Dot Corp., Class A	14,062	749,786
	Greene County Bancorp, Inc.	3,316	74,776
#	Greenhill & Co., Inc.	3,044	39,359
*	Greenlight Capital Re, Ltd., Class A	7,778	52,501
	Guaranty Bancshares, Inc.	529	15,288
	Guaranty Federal Bancshares, Inc.	101	1,426
	Hamilton Lane, Inc., Class A	5,707	397,778
	Hancock Whitney Corp.	12,291	281,095
	Hanmi Financial Corp.	1,858	16,703
	Hanover Insurance Group, Inc. (The)	11,994	1,147,346
*	HarborOne Bancrop, Inc.	5,886	55,328
	Hartford Financial Services Group, Inc. (The)	120,268	4,632,723
	Hawthorn Bancshares, Inc.	635	12,040
	HCI Group, Inc.	1,344	63,141
	Heartland Financial USA, Inc.	5,450	179,523
#	Hennessy Advisors, Inc.	1,267	10,225
	Heritage Commerce Corp.	3,641	26,397
	Heritage Financial Corp.	6,341	132,907
	Heritage Insurance Holdings, Inc.	5,231	49,381
	Hilltop Holdings, Inc.	10,662	243,200
	Hingham Institution For Savings (The)	221	44,635
*	HMN Financial, Inc.	600	8,760
	Home Bancorp, Inc.	196	4,947
	Home BancShares, Inc.	28,778	477,715
	HomeStreet, Inc.	7,077	219,882
	HomeTrust Bancshares, Inc.	2,385	38,088
	Hope Bancorp, Inc.	19,777	159,600
	Horace Mann Educators Corp.	14,657	497,019
	Horizon Bancorp, Inc.	4,743	58,813
	Houlihan Lokey, Inc.	12,242	767,573
*	Howard Bancorp, Inc.	900	9,117
	IF Bancorp, Inc.	1,300	21,099
	Independence Holding Co.	2,412	91,222
	Independent Bank Corp.	5,606	321,168
	Independent Bank Corp.	2,690	40,269
#	Independent Bank Group, Inc.	9,779	504,401
	Interactive Brokers Group, Inc., Class A	18,432	876,810
	Intercontinental Exchange, Inc.	24,428	2,306,003
	International Bancshares Corp.	10,598	293,353
	Invesco, Ltd.	110,745	1,451,867
	Investar Holding Corp.	440	6,134
	Investors Bancorp, Inc.	40,340	341,276
	Investors Title Co.	67	8,946

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	James River Group Holdings, Ltd.	11,855	$553,984
	Janus Henderson Group P.L.C.	57,893	1,406,800
	JPMorgan Chase & Co.	374,171	36,683,725
	Kearny Financial Corp.	20,820	174,888
	Kemper Corp.	29,011	1,788,818
	Kentucky First Federal Bancorp	1,169	7,049
	KeyCorp	117,523	1,525,449
	Kingstone Cos., Inc.	1,394	8,113
	Kinsale Capital Group, Inc.	5,810	1,089,201
	KKR & Co., Inc., Class A	73,499	2,509,991
	Lake Shore Bancorp, Inc.	663	7,983
	Lakeland Bancorp, Inc.	7,907	88,005
	Lakeland Financial Corp.	4,437	226,864
	Landmark Bancorp, Inc.	456	10,693
	Lazard, Ltd., Class A	36,115	1,215,992
	LCNB Corp.	917	12,618
#*	LendingTree, Inc.	2,645	855,896
	Level One Bancorp, Inc.	511	8,048
*	Limestone Bancorp, Inc.	1,000	10,600
	Lincoln National Corp.	61,327	2,152,578
#	Live Oak Bancshares, Inc.	6,544	243,960
	Loews Corp.	5,495	190,567
	LPL Financial Holdings, Inc.	31,297	2,501,569
	Luther Burbank Corp.	1,713	16,154
	M&T Bank Corp.	11,234	1,163,618
	Macatawa Bank Corp.	3,313	23,820
	Mackinac Financial Corp.	4,036	40,077
*	Magyar Bancorp, Inc.	1,100	9,493
*	Maiden Holdings, Ltd.	26,869	32,780
*	MainStreet Bancshares, Inc.	515	7,679
*	Malvern Bancorp, Inc.	515	6,422
*	Markel Corp.	2,494	2,326,403
	MarketAxess Holdings, Inc.	4,200	2,263,170
	Marlin Business Services Corp.	300	2,190
	Marsh & McLennan Cos., Inc.	44,822	4,637,284
#*	MBIA, Inc.	3,063	17,490
	Mercantile Bank Corp.	1,891	41,337
	Merchants Bancorp	1,535	33,125
	Mercury General Corp.	21,274	866,065
	Meridian Bancorp, Inc.	11,329	141,046
	Meridian Corp.	1,050	18,459
	Meta Financial Group, Inc.	6,639	194,788
	MetLife, Inc.	197,274	7,466,821
*	Metropolitan Bank Holding Corp.	500	14,975
	MGIC Investment Corp.	3,341	33,610
	Mid Penn Bancorp, Inc.	810	15,835
	Middlefield Banc Corp.	954	18,202
	MidWestOne Financial Group, Inc.	1,531	30,850
#*	MMA Capital Holdings, Inc.	709	17,782
#	Moelis & Co., Class A	14,707	547,100
	Moody’s Corp.	19,312	5,077,125
	Morgan Stanley	180,536	8,692,808
	Morningstar, Inc.	11,133	2,119,501
*	Mr Cooper Group, Inc.	33,693	710,248
	MSCI, Inc.	8,251	2,886,530
	MVB Financial Corp.	945	15,073
	Nasdaq, Inc.	20,553	2,486,707
	National Bank Holdings Corp., Class A	6,516	196,457
	National Bankshares, Inc.	507	13,780

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	National General Holdings Corp.	35,124	$1,193,162
	National Western Life Group, Inc., Class A	764	129,597
	Navient Corp.	97,570	781,536
	NBT Bancorp, Inc.	8,704	238,316
	Nelnet, Inc., Class A	7,371	449,926
	New York Community Bancorp, Inc.	117,365	975,303
»	NewStar Financial, Inc.	4,932	501
*	NI Holdings, Inc.	962	16,075
*	Nicholas Financial, Inc.	2,510	20,231
*	Nicolet Bankshares, Inc.	399	24,618
*	NMI Holdings, Inc., Class A	22,133	475,638
*	Northeast Bank	1,100	21,109
	Northern Trust Corp.	28,610	2,239,305
	Northfield Bancorp, Inc.	16,416	166,787
	Northrim BanCorp, Inc.	383	10,938
	Northwest Bancshares, Inc.	31,083	331,656
	Norwood Financial Corp.	600	13,728
#	Oak Valley Bancorp	817	11,332
	OceanFirst Financial Corp.	15,616	233,772
	OFG Bancorp	7,001	100,744
#	Ohio Valley Banc Corp.	243	5,203
	Old National Bancorp	27,091	378,732
	Old Point Financial Corp.	189	2,977
	Old Republic International Corp.	102,290	1,665,281
	Old Second Bancorp, Inc.	1,641	14,031
	OneMain Holdings, Inc.	45,452	1,585,820
	Oppenheimer Holdings, Inc., Class A	2,150	53,879
	Origin Bancorp, Inc.	1,651	36,933
	Orrstown Financial Services, Inc.	1,386	19,376
*	Pacific Mercantile Bancorp	1,500	5,565
#	Pacific Premier Bancorp, Inc.	16,040	409,020
	PacWest Bancorp	6,998	134,642
#*	Palomar Holdings, Inc.	5,218	465,289
#	Park National Corp.	2,132	195,398
	Parke Bancorp, Inc.	661	7,952
	Pathfinder Bancorp, Inc.	900	9,135
#	PCB Bancorp	653	6,138
	PCSB Financial Corp.	610	8,217
	Peapack-Gladstone Financial Corp.	2,215	37,389
	Penns Woods Bancorp, Inc.	853	17,623
	Pennymac Financial Services, Inc.	29,177	1,482,775
	Peoples Bancorp of North Carolina, Inc.	1,287	22,252
	Peoples Bancorp, Inc.	2,291	51,777
	Peoples Financial Services Corp.	500	17,925
	People’s United Financial, Inc.	71,928	767,472
	Pinnacle Financial Partners, Inc.	9,098	416,597
	Piper Sandler Cos	4,756	396,888
	PJT Partners, Inc., Class A	3,092	209,205
#	Plumas Bancorp	646	12,998
	PNC Financial Services Group, Inc. (The)	25,676	2,872,631
#*	Ponce de Leon Federal Bank	877	7,981
	Popular, Inc.	13,454	567,759
#*	PRA Group, Inc.	16,103	549,595
	Preferred Bank	1,425	48,208
	Premier Financial Bancorp, Inc.	1,616	20,200
	Premier Financial Corp.	3,939	70,863
	Primerica, Inc.	14,804	1,631,993
	Principal Financial Group, Inc.	61,526	2,413,050
	ProAssurance Corp.	3,401	52,477

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Progressive Corp. (The)	68,118	$6,260,044
	Prosperity Bancshares, Inc.	15,243	840,042
	Protective Insurance Corp., Class A	1,036	15,126
	Protective Insurance Corp., Class B	1,722	22,644
	Provident Bancorp, Inc.	1,077	9,284
	Provident Financial Holdings, Inc.	990	12,533
	Provident Financial Services, Inc.	18,293	248,236
	Prudential Bancorp, Inc.	879	10,188
	Prudential Financial, Inc.	77,746	4,977,299
	Pzena Investment Management, Inc., Class A	1,038	5,387
	QCR Holdings, Inc.	1,402	43,504
	Radian Group, Inc.	1,600	28,720
*	Randolph Bancorp, Inc.	800	11,840
	Raymond James Financial, Inc.	32,544	2,487,663
	RBB Bancorp	2,496	31,874
*	Regional Management Corp.	1,439	29,240
	Regions Financial Corp.	96,306	1,280,870
	Reinsurance Group of America, Inc.	15,307	1,546,313
	RenaissanceRe Holdings, Ltd.	16,838	2,723,041
	Renasant Corp.	11,564	329,690
	Republic Bancorp, Inc., Class A	2,095	69,826
	Riverview Bancorp, Inc.	1,676	7,860
	RLI Corp.	10,868	942,256
	S&P Global, Inc.	23,240	7,500,245
#	S&T Bancorp, Inc.	4,143	81,990
	Safety Insurance Group, Inc.	4,726	330,820
	Salisbury Bancorp, Inc.	800	27,072
	Sandy Spring Bancorp, Inc.	6,112	154,939
	Santander Consumer USA Holdings, Inc.	77,511	1,576,574
	SB Financial Group, Inc.	1,621	24,866
*	Seacoast Banking Corp. of Florida	5,406	116,121
*	Security National Financial Corp., Class A	949	6,254
	SEI Investments Co.	48,837	2,400,339
*	Select Bancorp, Inc.	1,607	11,972
	Selective Insurance Group, Inc.	17,456	908,759
	ServisFirst Bancshares, Inc.	8,796	324,572
	Severn Bancorp, Inc.	1,832	11,358
	Shore Bancshares, Inc.	1,820	19,692
	Sierra Bancorp	1,779	35,295
	Signature Bank	14,415	1,163,867
	Silvercrest Asset Management Group, Inc., Class A	953	10,759
	Simmons First National Corp., Class A	14,970	254,340
	SLM Corp.	137,726	1,265,702
	SmartFinancial, Inc.	900	13,446
	Sound Financial Bancorp, Inc.	200	5,680
	South State Corp.	12,280	753,992
*	Southern First Bancshares, Inc.	700	18,788
	Southern Missouri Bancorp, Inc.	700	17,836
	Southern National Bancorp of Virginia, Inc.	1,339	12,935
	Southside Bancshares, Inc.	5,959	160,655
	Spirit of Texas Bancshares, Inc.	722	9,177
	State Auto Financial Corp.	13,521	166,849
	State Street Corp.	46,454	2,736,141
	Sterling Bancorp	29,373	393,011
	Sterling Bancorp, Inc.	2,334	8,239
	Stewart Information Services Corp.	9,052	383,714
	Stifel Financial Corp.	16,240	949,390
	Stock Yards Bancorp, Inc.	2,229	85,192
*	StoneX Group, Inc.	4,536	240,317

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Summit Financial Group, Inc.	488	$8,789
	Summit State Bank	845	10,157
*	SVB Financial Group	12,361	3,593,343
	Synchrony Financial	134,209	3,357,909
	Synovus Financial Corp.	20,080	522,080
	T Rowe Price Group, Inc.	41,129	5,209,399
	TCF Financial Corp.	26,474	720,358
	Territorial Bancorp, Inc.	1,317	27,934
*	Texas Capital Bancshares, Inc.	4,827	217,215
	TFS Financial Corp.	29,817	468,425
*	Third Point Reinsurance, Ltd.	27,906	217,109
	Timberland Bancorp, Inc.	618	11,773
	Tiptree, Inc.	3,518	17,133
	Tompkins Financial Corp.	2,031	113,716
	Towne Bank	10,259	186,509
	Travelers Cos., Inc. (The)	85,116	10,274,352
	TriCo Bancshares	4,693	135,768
*	TriState Capital Holdings, Inc.	3,298	41,522
*	Triumph Bancorp, Inc.	3,953	166,540
	Truist Financial Corp.	106,664	4,492,688
	TrustCo Bank Corp. NY	18,825	103,443
	Trustmark Corp.	15,984	373,866
	U.S. Bancorp	92,375	3,598,006
	UMB Financial Corp.	11,046	672,370
	Umpqua Holdings Corp.	49,953	627,410
	United Bancorp, Inc.	1,200	14,472
	United Bancshares, Inc.	300	6,090
	United Bankshares, Inc.	27,579	723,397
	United Community Banks, Inc.	9,221	193,088
	United Fire Group, Inc.	4,168	85,611
	United Insurance Holdings Corp.	3,600	15,804
	United Security Bancshares	3,542	22,031
	Unity Bancorp, Inc.	600	8,412
	Universal Insurance Holdings, Inc.	7,756	96,717
	Univest Financial Corp.	5,773	91,560
	Unum Group	63,020	1,112,933
	Valley National Bancorp	63,226	483,047
	Value Line, Inc.	245	6,689
	Veritex Holdings, Inc.	3,046	60,098
	Virtu Financial, Inc., Class A	27,281	583,268
	Virtus Investment Partners, Inc.	2,433	388,185
	Voya Financial, Inc.	35,558	1,704,295
#	Waddell & Reed Financial, Inc., Class A	16,366	251,218
	Walker & Dunlop, Inc.	15,579	979,608
	Washington Federal, Inc.	23,065	491,054
	Washington Trust Bancorp, Inc.	3,755	126,806
	Waterstone Financial, Inc.	8,901	150,249
	Webster Financial Corp.	10,935	352,216
	Wells Fargo & Co.	160,426	3,441,138
	WesBanco, Inc.	8,597	208,821
	West BanCorp, Inc.	2,622	43,499
	Westamerica BanCorp.	4,107	215,084
	Western Alliance Bancorp	14,858	612,150
	Western New England Bancorp, Inc.	2,300	13,248
	White Mountains Insurance Group, Ltd.	1,113	1,010,971
	Willis Towers Watson P.L.C.	24,666	4,501,052
	Wintrust Financial Corp.	18,373	904,503
#	WisdomTree Investments, Inc.	10,788	39,268
#*	World Acceptance Corp.	2,207	185,366

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	WR Berkley Corp.	59,279	$3,563,853
	WSFS Financial Corp.	11,738	371,977
	WVS Financial Corp.	100	1,379
	Zions Bancorp NA	34,432	1,111,121

TOTAL FINANCIALS			440,728,904

HEALTH CARE — (13.9%)
	Abbott Laboratories	56,978	5,988,958
	AbbVie, Inc.	221,642	18,861,734
*	ABIOMED, Inc.	8,278	2,085,063
*	ACADIA Pharmaceuticals, Inc.	5,713	265,369
#*	Accuray, Inc.	6,585	19,162
»	Achillion Pharmaceuticals, Inc.	15,963	2,754
*	Addus HomeCare Corp.	1,000	97,570
*	Adverum Biotechnologies, Inc.	12,221	133,331
#*	Aeglea BioTherapeutics, Inc.	2,100	16,128
*	Affimed NV	9,000	28,440
	Agilent Technologies, Inc.	33,698	3,440,229
*	Agios Pharmaceuticals, Inc.	1,305	52,291
*	Akebia Therapeutics, Inc.	32,390	71,906
*	Albireo Pharma, Inc.	500	15,780
*	Alexion Pharmaceuticals, Inc.	30,655	3,529,617
*	Align Technology, Inc.	8,882	3,784,443
*	Alkermes P.L.C.	1,483	24,099
#*	Allscripts Healthcare Solutions, Inc.	61,122	616,110
*	Alnylam Pharmaceuticals, Inc.	7,098	872,841
*	AMAG Pharmaceuticals, Inc.	5,353	73,443
*	Amedisys, Inc.	6,299	1,631,441
	AmerisourceBergen Corp.	57,743	5,547,370
	Amgen, Inc.	71,108	15,426,170
*	AMN Healthcare Services, Inc.	15,534	1,014,060
*	Amphastar Pharmaceuticals, Inc.	8,433	165,202
*	AnaptysBio, Inc.	3,300	97,218
*	AngioDynamics, Inc.	11,277	116,604
*	ANI Pharmaceuticals, Inc.	589	15,014
*	Anika Therapeutics, Inc.	4,935	160,980
#*	Antares Pharma, Inc.	16,300	44,499
	Anthem, Inc.	71,435	19,487,468
#*	Applied Genetic Technologies Corp.	3,753	19,365
*	Ardelyx, Inc.	11,447	58,494
*	Arena Pharmaceuticals, Inc.	5,558	476,432
#*	Arrowhead Pharmaceuticals, Inc.	11,562	662,503
#*	Arvinas Inc.	4,106	85,856
*	Assembly Biosciences, Inc.	3,400	50,116
*	Assertio Holdings, Inc.	1,202	745
*	Atara Biotherapeutics, Inc.	16,529	213,389
*	AtriCure, Inc.	7,571	261,654
	Atrion Corp.	364	218,819
*	Avanos Medical, Inc.	15,266	539,653
#*	Avrobio, Inc.	4,993	71,300
#*	AxoGen, Inc.	6,135	77,362
	Becton Dickinson and Co.	23,012	5,318,764
#*	BioDelivery Sciences International, Inc.	3,149	9,951
*	Biogen, Inc.	32,889	8,290,330
*	BioMarin Pharmaceutical, Inc.	15,243	1,134,536
*	Bio-Rad Laboratories, Inc., Class A	2,790	1,636,112
*	BioSpecifics Technologies Corp.	1,276	112,416
	Bio-Techne Corp.	6,795	1,715,126
*	BioTelemetry, Inc.	8,869	377,642

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Bluebird Bio, Inc.	9,783	$505,879
*	Boston Scientific Corp.	95,945	3,288,035
	Bristol-Myers Squibb Co.	212,721	12,433,542
	Bruker Corp.	40,101	1,705,897
*	Calithera Biosciences, Inc.	5,200	18,408
#	Cantel Medical Corp.	8,319	397,981
	Cardinal Health, Inc.	55,014	2,519,091
*	Cardiovascular Systems, Inc.	6,506	231,939
*	Catalent, Inc.	19,724	1,731,175
*	Catalyst Pharmaceuticals, Inc.	22,500	66,825
*	Centene Corp.	84,926	5,019,127
	Cerner Corp.	47,205	3,308,598
*	Change Healthcare, Inc.	70,950	1,003,942
*	Charles River Laboratories International, Inc.	8,160	1,858,032
#*	Chembio Diagnostics, Inc.	1,787	8,470
	Chemed Corp.	2,171	1,038,433
*	ChemoCentryx, Inc.	5,216	250,368
*	Chiasma, Inc.	4,800	18,000
*	Chimerix, Inc.	5,901	15,756
#*	Cidara Therapeutics, Inc.	364	950
	Cigna Corp.	68,560	11,447,463
#*	Codexis, Inc.	10,600	141,086
#*	Collegium Pharmaceutical, Inc.	5,728	102,130
	Computer Programs and Systems, Inc.	5,689	158,666
*	Concert Pharmaceuticals, Inc.	800	8,256
	CONMED Corp.	6,620	516,161
	Cooper Cos., Inc. (The)	6,571	2,096,478
#*	Corcept Therapeutics, Inc.	12,907	216,579
*	CorVel Corp.	8,512	776,465
*	Covetrus, Inc.	30,615	755,884
#*	CRISPR Therapeutics AG	7,337	673,683
*	Cross Country Healthcare, Inc.	9,956	78,155
*	CryoLife, Inc.	11,098	186,002
*	Cumberland Pharmaceuticals, Inc.	1,705	5,030
	CVS Health Corp.	206,068	11,558,354
*	CytomX Therapeutics, Inc.	3,708	24,547
	Danaher Corp.	37,037	8,501,473
*	DaVita, Inc.	30,314	2,614,582
*	Denali Therapeutics, Inc.	4,274	182,842
	DENTSPLY SIRONA, Inc.	35,334	1,667,411
*	DexCom, Inc.	4,930	1,575,529
*	Eagle Pharmaceuticals, Inc.	2,161	100,530
*	Edwards Lifesciences Corp.	55,128	3,952,126
#*	Eiger BioPharmaceuticals, Inc.	2,909	25,832
*	Elanco Animal Health, Inc.	77,392	2,399,926
»	Elanco Animal Health, Inc.	2,068	0
*	Electromed, Inc.	2,300	19,113
*	Emergent BioSolutions, Inc.	12,985	1,168,260
*	Enanta Pharmaceuticals, Inc.	5,294	230,977
	Encompass Health Corp.	2,644	162,104
#*	Endo International P.L.C.	19,244	87,945
	Envista Holdings Corp.	40,939	1,081,608
*	Enzo Biochem, Inc.	1,646	2,996
*	Epizyme, Inc.	6,900	85,284
#*	Evolent Health, Inc., Class A	28,787	286,143
#*	Exact Sciences Corp.	11,372	1,408,195
*	Exelixis, Inc.	36,889	755,487
#*	FibroGen, Inc.	8,277	317,671
*	Fluidigm Corp.	13,456	77,237

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	776	$15,241
#*	G1 Therapeutics, Inc.	6,400	70,336
	Gilead Sciences, Inc.	189,592	11,024,775
#*	Global Blood Therapeutics, Inc.	4,426	234,047
*	Globus Medical, Inc., Class A	15,569	811,456
*	Guardant Health, Inc.	2,015	214,920
*	Haemonetics Corp.	10,265	1,037,689
*	Hanger, Inc.	11,376	198,739
*	Harvard Bioscience, Inc.	3,317	11,211
*	HealthStream, Inc.	11,750	215,025
*	Henry Schein, Inc.	34,549	2,196,625
#*	Heron Therapeutics, Inc.	7,284	118,802
#*	Heska Corp.	1,107	129,884
	Hill-Rom Holdings, Inc.	17,285	1,574,145
*	HMS Holdings Corp.	22,382	595,809
*	Hologic, Inc.	44,675	3,074,533
*	Horizon Therapeutics P.L.C.	19,600	1,468,628
	Humana, Inc.	15,217	6,075,844
*	ICU Medical, Inc.	4,229	751,874
*	IDEXX Laboratories, Inc.	4,139	1,758,330
*	Illumina, Inc.	7,290	2,133,783
*	Incyte Corp.	5,965	516,808
*	Innoviva, Inc.	14,687	158,766
*	Inogen, Inc.	3,112	90,902
*	Inovalon Holdings, Inc., Class A	17,522	332,743
*	Insulet Corp.	7,715	1,714,659
*	Integer Holdings Corp.	8,957	523,537
*	Integra LifeSciences Holdings Corp.	18,336	808,618
#*	Intellia Therapeutics, Inc.	11,057	264,705
*	Intra-Cellular Therapies, Inc.	6,071	149,772
#*	IntriCon Corp.	1,700	21,250
*	Intuitive Surgical, Inc.	6,439	4,295,328
#	Invacare Corp.	3,836	31,110
*	Ionis Pharmaceuticals, Inc.	27,047	1,269,857
*	IQVIA Holdings, Inc.	37,755	5,813,892
*	iRadimed Corp.	1,652	37,418
*	Ironwood Pharmaceuticals, Inc.	40,019	395,388
*	Jazz Pharmaceuticals P.L.C.	9,652	1,390,853
	Johnson & Johnson	253,484	34,755,191
#*	Joint Corp. (The)	1,721	32,252
#*	Kala Pharmaceuticals, Inc.	3,757	24,796
#*	Karyopharm Therapeutics, Inc.	3,622	53,678
*	Kindred Biosciences, Inc.	1,675	5,846
*	Kiniksa Pharmaceuticals, Ltd., Class A	3,240	50,738
*	Krystal Biotech, Inc.	2,752	118,308
*	Kura Oncology, Inc.	10,428	325,875
*	Laboratory Corp. of America Holdings	11,600	2,317,332
#*	Lannett Co., Inc.	400	2,572
#*	Lantheus Holdings, Inc.	19,041	206,785
#	LeMaitre Vascular, Inc.	5,455	177,178
*	LENSAR, Inc.	1,319	12,873
*	LHC Group, Inc.	6,641	1,438,109
#*	Ligand Pharmaceuticals, Inc.	1,699	140,083
*	LivaNova P.L.C.	13,536	681,402
	Luminex Corp.	11,663	257,053
#*	Lumos Pharma, Inc.	215	3,096
*	MacroGenics, Inc.	2,879	55,881
*	Madrigal Pharmaceuticals, Inc.	2,322	295,474
*	Magellan Health, Inc.	10,591	765,412

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Masimo Corp.	9,791	$2,191,422
	McKesson Corp.	44,031	6,494,132
*»	MedCath Corp.	117	0
*	MEDNAX, Inc.	21,892	279,123
*	Medpace Holdings, Inc.	6,869	762,047
	Medtronic P.L.C.	91,327	9,184,756
	Merck & Co., Inc.	137,789	10,363,111
*	Meridian Bioscience, Inc.	4,317	74,037
*	Merit Medical Systems, Inc.	10,378	519,419
#	Merrimack Pharmaceuticals, Inc.	2,200	8,492
*	Mersana Therapeutics, Inc.	5,538	99,795
#	Mesa Laboratories, Inc.	200	52,282
*	Mettler-Toledo International, Inc.	2,889	2,882,962
*	Moderna, Inc.	29,158	1,967,290
*	Molecular Templates, Inc.	3,072	27,156
*	Molina Healthcare, Inc.	25,689	4,790,228
*	MyoKardia, Inc.	1,418	316,966
*	Myriad Genetics, Inc.	2,499	31,063
	National Research Corp.	3,799	196,788
*	Natus Medical, Inc.	6,050	110,170
#*	Nektar Therapeutics	21,192	335,681
*	Neogen Corp.	4,152	289,560
*	NeoGenomics, Inc.	16,056	629,877
#*	Neoleukin Therapeutics, Inc.	3,400	35,666
*	Neurocrine Biosciences, Inc.	6,637	654,873
*	NextGen Healthcare, Inc.	17,664	240,230
#*	Novavax, Inc.	8,352	674,090
*	Novocure, Ltd.	7,457	910,500
*	NuVasive, Inc.	10,233	454,652
*	Omnicell, Inc.	8,836	764,756
#*	OPKO Health, Inc.	50,148	176,521
*	OraSure Technologies, Inc.	11,284	168,583
*	Orthofix Medical, Inc.	1,449	45,296
#*	OrthoPediatrics Corp.	1,393	62,128
#*	Ovid therapeutics, Inc.	4,442	22,699
	Owens & Minor, Inc.	19,414	487,680
*	Oxford Immunotec Global P.L.C.	6,134	68,946
*	Pacira BioSciences, Inc.	1,924	100,625
*	PDL BioPharma, Inc.	17,391	37,391
#*	Penumbra, Inc.	3,586	936,054
	PerkinElmer, Inc.	19,121	2,477,126
	Perrigo Co. P.L.C.	29,024	1,273,283
#*	PetIQ, Inc.	3,429	97,932
	Pfizer, Inc.	314,539	11,159,844
*	PRA Health Sciences, Inc.	19,117	1,862,760
	Premier, Inc., Class A	33,574	1,098,877
#*	Prestige Consumer Healthcare, Inc.	5,817	192,135
#*	Pro-Dex, Inc.	1,452	50,893
*	Protagonist Therapeutics, Inc.	4,126	78,188
*	Prothena Corp. P.L.C.	11,664	127,254
*	Providence Service Corp. (The)	2,046	240,507
	Psychemedics Corp.	600	2,262
	Quest Diagnostics, Inc.	9,777	1,194,163
*	Quidel Corp.	3,142	842,967
*	R1 RCM, Inc.	21,161	379,205
*	RadNet, Inc.	10,158	147,393
*	Regeneron Pharmaceuticals, Inc.	7,300	3,967,988
*	REGENXBIO, Inc.	4,907	141,125
*	Repligen Corp.	7,320	1,219,292

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	ResMed, Inc.	14,943	$2,868,159
*	Retrophin, Inc.	3,350	67,804
#*	Revance Therapeutics, Inc.	6,156	159,317
*	Rhythm Pharmaceuticals, Inc.	8,744	185,110
*	Rigel Pharmaceuticals, Inc.	10,783	26,742
#*	Rocket Pharmaceuticals, Inc.	7,702	215,194
#*	Sangamo Therapeutics, Inc.	24,190	250,125
#*	Sarepta Therapeutics, Inc.	2,812	382,179
*	Seagen, Inc.	9,210	1,536,228
*	SeaSpine Holdings Corp.	289	3,688
#*	Shockwave Medical, Inc.	3,170	216,574
*	SI-BONE, Inc.	3,000	62,910
#*	SIGA Technologies, Inc.	2,512	16,052
	Simulations Plus, Inc.	2,272	147,271
*	Spectrum Pharmaceuticals, Inc.	6,748	23,146
#*	Spero Therapeutics, Inc.	1,266	16,597
#*	STAAR Surgical Co.	2,806	203,435
	STERIS P.L.C.	4,871	863,092
#*	Stoke Therapeutics, Inc.	3,338	128,146
	Stryker Corp.	22,270	4,498,763
*	Supernus Pharmaceuticals, Inc.	2,044	37,528
*	Surgalign Holdings, Inc.	7,852	13,662
*	Surmodics, Inc.	1,314	48,289
*	Syndax Pharmaceuticals, Inc.	5,336	92,900
*	Syneos Health, Inc.	25,812	1,370,101
#*	Syros Pharmaceuticals, Inc.	52	347
#*	Tabula Rasa HealthCare, Inc.	2,922	100,926
#*	Tactile Systems Technology, Inc.	2,040	74,623
*	Tandem Diabetes Care, Inc.	2,348	255,932
*	Taro Pharmaceutical Industries, Ltd.	3,972	232,878
#*	Teladoc Health, Inc.	6,190	1,216,087
	Teleflex, Inc.	4,236	1,348,022
	Thermo Fisher Scientific, Inc.	19,732	9,335,604
#*	Tivity Health, Inc.	6,062	83,352
#*	Translate Bio, Inc.	8,334	106,925
*	Triple-S Management Corp., Class B	7,807	144,586
#*	Ultragenyx Pharmaceutical, Inc.	4,787	481,093
*	United Therapeutics Corp.	8,846	1,187,399
	UnitedHealth Group, Inc.	152,812	46,629,054
	US Physical Therapy, Inc.	2,113	167,624
	Utah Medical Products, Inc.	407	33,781
*	Vanda Pharmaceuticals, Inc.	2,458	26,276
*	Varex Imaging Corp.	1,186	15,892
*	Varian Medical Systems, Inc.	11,161	1,928,621
*	Veeva Systems, Inc., Class A	8,403	2,269,230
*	Vericel Corp.	4,909	90,964
*	Vertex Pharmaceuticals, Inc.	16,258	3,387,517
#*	ViewRay, Inc.	12,366	36,727
#*	Vocera Communications, Inc.	6,299	206,481
*	Waters Corp.	13,407	2,987,348
*	Wright Medical Group NV	7,475	228,660
*	Xencor, Inc.	13,151	504,735
#*	Xenon Pharmaceuticals, Inc.	1,372	13,336
	Zimmer Biomet Holdings, Inc.	25,949	3,427,863
	Zoetis, Inc.	44,621	7,074,660
#*	Zogenix, Inc.	6,333	135,020

TOTAL HEALTH CARE			460,296,569

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (12.3%)
	3M Co.	41,115	$6,576,755
	AAON, Inc.	11,510	672,246
	AAR Corp.	6,170	120,068
	ABM Industries, Inc.	34,592	1,201,034
*	Acacia Research Corp.	2,434	7,667
	ACCO Brands Corp.	15,408	81,200
	Acme United Corp.	500	14,100
	Acuity Brands, Inc.	9,487	845,671
	ADT, Inc.	122,842	809,529
	Advanced Drainage Systems, Inc.	7,577	480,609
*	AECOM	57,654	2,585,205
*	Aegion Corp.	12,394	174,879
#*	Aerojet Rocketdyne Holdings, Inc.	21,792	706,497
*	Aerovironment, Inc.	5,825	444,797
	AGCO Corp.	24,766	1,907,725
	Air Lease Corp.	35,451	965,685
	Alamo Group, Inc.	3,597	432,827
	Albany International Corp., Class A	9,939	506,293
	Allegion P.L.C.	8,381	825,529
	Allied Motion Technologies, Inc.	1,800	68,004
	Allison Transmission Holdings, Inc.	32,924	1,190,203
	Altra Industrial Motion Corp.	15,647	669,066
	AMERCO	6,642	2,305,837
*	Ameresco, Inc., Class A	6,493	249,266
*	American Woodmark Corp.	3,600	297,396
	AMETEK, Inc.	29,032	2,850,942
	AO Smith Corp.	20,554	1,062,436
	Apogee Enterprises, Inc.	1,700	40,613
	Applied Industrial Technologies, Inc.	12,975	792,124
	ARC Document Solutions, Inc.	2,577	3,015
	ArcBest Corp.	5,840	178,237
	Arcosa, Inc.	9,435	435,614
	Argan, Inc.	6,356	261,804
*	Armstrong Flooring, Inc.	391	1,157
	Armstrong World Industries, Inc.	5,964	357,244
*	ASGN, Inc.	21,121	1,408,348
	Astec Industries, Inc.	7,209	366,217
*	Astronics Corp.	5,151	32,966
*	Astronics Corp., Class B	988	6,323
*	Atkore International Group, Inc.	8,777	181,596
*	Avis Budget Group, Inc.	19,037	640,976
	AZZ, Inc.	8,565	287,698
	Barnes Group, Inc.	13,327	489,101
	Barrett Business Services, Inc.	2,644	156,657
*	Beacon Roofing Supply, Inc.	24,710	758,597
*	Blue Bird Corp.	5,216	60,193
*	BMC Stock Holdings, Inc.	24,206	958,316
	Brady Corp., Class A	5,547	209,233
*	BrightView Holdings, Inc.	19,469	238,106
	Brink’s Co. (The)	19,350	828,761
*	Builders FirstSource, Inc.	36,646	1,110,374
	BWX Technologies, Inc.	21,818	1,200,208
	CAI International, Inc.	7,027	185,161
	Carlisle Cos., Inc.	7,448	922,584
	Carrier Global Corp.	119,038	3,974,679
	Caterpillar, Inc.	92,005	14,449,385
*	CBIZ, Inc.	15,062	341,456
*	CECO Environmental Corp.	2,011	14,238
#	CH Robinson Worldwide, Inc.	30,031	2,655,641

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Chart Industries, Inc.	10,560	$891,792
#*	Cimpress P.L.C.	6,614	485,468
	Cintas Corp.	17,544	5,518,465
*	CIRCOR International, Inc.	5,527	154,203
*	Clean Harbors, Inc.	8,582	454,589
#*	Colfax Corp.	30,346	825,108
	Columbus McKinnon Corp.	6,681	226,419
	Comfort Systems USA, Inc.	14,478	663,092
#*	Commercial Vehicle Group, Inc.	3,200	18,720
*	Construction Partners, Inc., Class A	8,566	174,575
*	Copart, Inc.	35,332	3,899,240
	CoreLogic, Inc.	33,261	2,558,769
#*	Cornerstone Building Brands, Inc.	26,877	206,147
*	CoStar Group, Inc.	5,179	4,265,476
*	Covenant Logistics Group, Inc.	3,969	54,653
#*	CPI Aerostructures, Inc.	1,133	2,583
	CRA International, Inc.	2,412	98,771
	Crane Co.	14,105	715,829
	CSW Industrials, Inc.	2,666	228,023
	CSX Corp.	30,595	2,415,169
	Cubic Corp.	10,446	617,463
	Cummins, Inc.	28,731	6,317,660
	Curtiss-Wright Corp.	11,570	976,045
	Deere & Co.	37,719	8,521,099
	Deluxe Corp.	7,783	166,868
*	DLH Holdings Corp.	1,775	15,904
	Donaldson Co., Inc.	40,376	1,917,860
	Douglas Dynamics, Inc.	7,828	267,013
	Dover Corp.	28,880	3,197,305
*	Ducommun, Inc.	3,219	105,905
*	DXP Enterprises, Inc.	5,236	81,891
*	Dycom Industries, Inc.	10,127	657,647
	Eastern Co. (The)	406	8,311
	Eaton Corp. P.L.C.	72,914	7,567,744
*	Echo Global Logistics, Inc.	5,738	154,754
	EMCOR Group, Inc.	20,038	1,366,391
	Emerson Electric Co.	130,096	8,428,920
	Encore Wire Corp.	6,362	293,988
#*	Energy Recovery, Inc.	12,528	121,396
	Enerpac Tool Group Corp.	19,790	352,856
	EnerSys	12,751	912,972
	Ennis, Inc.	7,441	113,401
	EnPro Industries, Inc.	5,521	325,849
	Equifax, Inc.	19,266	2,631,736
	ESCO Technologies, Inc.	9,161	766,684
*	Evoqua Water Technologies Corp.	33,587	770,150
*	ExOne Co. (The)	1,400	14,070
	Expeditors International of Washington, Inc.	36,963	3,266,420
	Exponent, Inc.	10,538	733,339
	Fastenal Co.	84,075	3,634,562
	Federal Signal Corp.	20,957	601,047
	FedEx Corp.	25,063	6,503,097
	Flowserve Corp.	25,118	731,436
*	Forrester Research, Inc.	3,927	145,063
	Fortive Corp.	62,984	3,879,814
	Fortune Brands Home & Security, Inc.	30,958	2,503,573
	Forward Air Corp.	5,320	335,000
*	Franklin Covey Co.	1,000	16,920
	Franklin Electric Co., Inc.	10,886	650,221

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	FTI Consulting, Inc.	9,087	$894,706
*	Gates Industrial Corp. P.L.C.	25,501	283,061
#	GATX Corp.	7,015	478,984
*	Gencor Industries, Inc.	1,295	14,970
*	Generac Holdings, Inc.	15,058	3,164,439
	General Dynamics Corp.	55,540	7,294,068
	General Electric Co.	536,071	3,977,647
*	Gibraltar Industries, Inc.	8,289	476,203
*	GMS, Inc.	13,937	314,976
*	Goldfield Corp. (The)	3,131	14,497
	Gorman-Rupp Co. (The)	7,675	238,309
*	GP Strategies Corp.	1,658	16,000
	Graco, Inc.	38,858	2,405,310
	GrafTech International, Ltd.	30,353	204,883
	Graham Corp.	400	5,280
	Granite Construction, Inc.	7,074	136,599
*	Great Lakes Dredge & Dock Corp.	23,114	238,768
#	Greenbrier Cos., Inc. (The)	8,751	236,102
	Griffon Corp.	8,042	172,420
	H&E Equipment Services, Inc.	11,912	250,628
*	Harsco Corp.	18,453	238,044
*	HD Supply Holdings, Inc.	62,530	2,492,446
	Healthcare Services Group, Inc.	15,968	365,348
	Heartland Express, Inc.	15,848	290,177
#	HEICO Corp.	10,675	1,121,409
	HEICO Corp., Class A	15,009	1,403,342
	Heidrick & Struggles International, Inc.	8,582	196,099
	Helios Technologies, Inc.	9,166	383,505
*	Herc Holdings, Inc.	7,086	314,335
	Herman Miller, Inc.	13,985	426,123
#	Hexcel Corp.	18,657	624,636
	Hillenbrand, Inc.	12,211	357,172
	HNI Corp.	14,042	457,067
	Honeywell International, Inc.	65,153	10,746,987
	Howmet Aerospace, Inc.	59,199	1,021,183
*	Hub Group, Inc., Class A	11,242	563,561
	Hubbell, Inc.	14,861	2,162,424
	Huntington Ingalls Industries, Inc.	15,881	2,342,130
	Hurco Cos., Inc.	600	17,904
*	Huron Consulting Group, Inc.	6,601	249,914
#*	Huttig Building Products, Inc.	911	3,088
	Hyster-Yale Materials Handling, Inc.	4,000	169,600
*	IAA, Inc.	32,747	1,853,153
	ICF International, Inc.	9,198	601,457
	IDEX Corp.	13,031	2,220,352
*	IES Holdings, Inc.	1,364	43,539
	IHS Markit, Ltd.	69,683	5,635,264
	Illinois Tool Works, Inc.	30,465	5,967,484
*	Ingersoll Rand, Inc.	64,596	2,256,984
	Insperity, Inc.	12,243	937,569
	Insteel Industries, Inc.	2,902	63,148
	Interface, Inc.	1,796	11,009
	ITT, Inc.	37,138	2,247,220
	Jacobs Engineering Group, Inc.	42,422	4,030,090
	JB Hunt Transport Services, Inc.	11,455	1,394,532
*	JELD-WEN Holding, Inc.	11,594	243,822
	John Bean Technologies Corp.	9,076	762,112
	Johnson Controls International P.L.C.	94,191	3,975,802
	Kadant, Inc.	2,282	262,704

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kaman Corp.	7,816	$309,983
	Kansas City Southern	2,527	445,106
	KAR Auction Services, Inc.	51,021	742,866
	Kelly Services, Inc., Class A	9,921	172,427
	Kennametal, Inc.	22,433	695,423
	Kforce, Inc.	9,003	312,404
	Kimball International, Inc., Class B	8,882	91,485
	Knight-Swift Transportation Holdings, Inc.	35,735	1,357,573
	Knoll, Inc.	8,235	94,373
	Korn Ferry	24,085	727,126
*	Kratos Defense & Security Solutions, Inc.	21,690	409,724
	L3Harris Technologies, Inc.	30,844	4,969,277
	Landstar System, Inc.	5,228	651,932
*	Lawson Products, Inc.	796	32,803
*	LB Foster Co., Class A	958	12,990
	Lennox International, Inc.	7,785	2,114,873
	Lincoln Electric Holdings, Inc.	17,143	1,745,500
	Lindsay Corp.	2,270	239,031
	LSI Industries, Inc.	1,800	12,312
*	Lydall, Inc.	1,500	29,685
	Macquarie Infrastructure Corp.	8,296	214,037
*	Manitex International, Inc.	3,706	15,232
*	Manitowoc Co., Inc. (The)	10,263	77,280
	ManpowerGroup, Inc.	26,050	1,768,013
	Marten Transport, Ltd.	15,064	231,157
	Masco Corp.	28,748	1,540,893
*	Masonite International Corp.	2,605	229,240
#*	MasTec, Inc.	29,492	1,463,983
	Matthews International Corp., Class A	3,993	87,167
	McGrath RentCorp.	8,054	459,722
*	Mercury Systems, Inc.	11,130	766,634
*	Meritor, Inc.	18,878	459,491
#*	Middleby Corp. (The)	11,684	1,163,025
	Miller Industries, Inc.	2,768	82,874
*	Mistras Group, Inc.	3,871	14,400
	Moog, Inc., Class A	7,788	485,893
*	Morgan Group Holding Co.	14	87
*	MRC Global, Inc.	3,050	12,993
	MSA Safety, Inc.	8,946	1,180,156
	MSC Industrial Direct Co., Inc., Class A	14,524	1,011,742
	Mueller Industries, Inc.	5,807	167,997
	Mueller Water Products, Inc., Class A	34,298	355,327
*	MYR Group, Inc.	7,511	321,095
*	Navistar International Corp.	17,069	735,845
	Nielsen Holdings P.L.C.	133,215	1,799,735
	NN, Inc.	3,098	16,605
	Nordson Corp.	10,528	2,036,431
	Northrop Grumman Corp.	18,254	5,290,374
*	Northwest Pipe Co.	1,100	29,480
*	NOW, Inc.	36,096	146,911
*	NV5 Global, Inc.	3,882	217,703
	nVent Electric P.L.C.	43,362	782,684
	Old Dominion Freight Line, Inc.	11,572	2,202,962
#	Omega Flex, Inc.	391	58,533
	Oshkosh Corp.	23,164	1,560,327
	Otis Worldwide Corp.	44,039	2,698,710
	Owens Corning	1,937	126,815
	PACCAR, Inc.	101,979	8,706,967
*	PAM Transportation Services, Inc.	48	1,901

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Park Aerospace Corp.	565	$5,983
	Parker-Hannifin Corp.	23,224	4,838,953
	Park-Ohio Holdings Corp.	3,500	69,090
	Pentair P.L.C.	52,126	2,593,790
*	PGT Innovations, Inc.	4,692	77,793
	Pitney Bowes, Inc.	36,597	194,330
	Powell Industries, Inc.	1,050	24,812
	Preformed Line Products Co.	500	27,515
	Primoris Services Corp.	9,291	175,321
*	Proto Labs, Inc.	4,789	565,485
	Quad/Graphics, Inc.	909	2,063
	Quanex Building Products Corp.	2,223	40,459
	Quanta Services, Inc.	35,830	2,236,867
*	Radiant Logistics, Inc.	3,151	16,196
	Raven Industries, Inc.	2,635	57,759
	Raytheon Technologies Corp.	204,401	11,103,062
*	RBC Bearings, Inc.	5,104	607,631
	Regal Beloit Corp.	11,938	1,177,684
*	Resideo Technologies, Inc.	9,762	98,401
	Resources Connection, Inc.	7,615	81,785
	REV Group, Inc.	1,698	13,329
	Rexnord Corp.	27,902	895,096
	Robert Half International, Inc.	53,366	2,705,123
	Rockwell Automation, Inc.	16,803	3,984,327
#	Rollins, Inc.	26,335	1,523,480
	Roper Technologies, Inc.	11,581	4,300,489
	Rush Enterprises, Inc., Class A	21,180	759,091
	Rush Enterprises, Inc., Class B	6,222	195,682
	Ryder System, Inc.	13,664	673,089
*	Saia, Inc.	3,500	516,810
	Schneider National, Inc., Class B	20,115	443,737
*	Sensata Technologies Holding P.L.C.	42,595	1,861,827
	Shyft Group, Inc. (The)	5,851	112,983
#*	SiteOne Landscape Supply, Inc.	9,588	1,145,670
	Snap-on, Inc.	16,324	2,571,520
*	SP Plus Corp.	2,747	50,627
	Spirit AeroSystems Holdings, Inc., Class A	10,304	187,430
*	SPX Corp.	11,212	475,277
*	SPX FLOW, Inc.	14,858	629,236
	Standex International Corp.	3,482	216,197
	Stanley Black & Decker, Inc.	20,298	3,373,528
	Steelcase, Inc., Class A	18,524	193,391
*	Sterling Construction Co., Inc.	1,372	20,168
#*	Sunrun, Inc.	30,039	1,562,629
	Systemax, Inc.	13,866	394,210
*	Teledyne Technologies, Inc.	7,581	2,343,666
	Tennant Co.	3,970	236,691
	Terex Corp.	21,102	521,008
	Tetra Tech, Inc.	11,813	1,192,050
*	Textainer Group Holdings, Ltd.	30,986	448,058
	Textron, Inc.	53,880	1,928,904
*	Thermon Group Holdings, Inc.	3,145	31,733
	Timken Co. (The)	24,186	1,443,904
*	Titan Machinery, Inc.	1,852	27,761
	Toro Co. (The)	24,803	2,036,326
*	TPI Composites, Inc.	8,062	267,013
	Trane Technologies P.L.C.	41,452	5,502,753
*	Transcat, Inc.	923	28,530
	TransDigm Group, Inc.	5,150	2,458,661

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	TransUnion	31,181	$2,483,878
#*	Trex Co., Inc.	14,044	976,620
*	TriMas Corp.	4,787	116,468
*	TriNet Group, Inc.	30,298	2,088,138
#	Trinity Industries, Inc.	49,407	930,828
	Triton International, Ltd.	26,095	962,384
*	TrueBlue, Inc.	12,240	189,965
*	Tutor Perini Corp.	10,514	142,044
*	Twin Disc, Inc.	3,200	16,192
#*	U.S. Xpress Enterprises, Inc., Class A	5,641	40,672
	UFP Industries, Inc.	9,153	456,826
*	Ultralife Corp.	1,376	7,100
	UniFirst Corp.	4,272	699,796
	Union Pacific Corp.	16,350	2,897,056
	United Parcel Service, Inc., Class B	39,400	6,190,134
*	United Rentals, Inc.	23,892	4,259,705
*	Univar Solutions, Inc.	61,482	1,019,986
	Universal Logistics Holdings, Inc.	3,439	67,851
#*	Upwork, Inc.	17,390	320,846
*	USA Truck, Inc.	1,300	11,141
	Valmont Industries, Inc.	6,567	932,186
*	Vectrus, Inc.	1,788	70,662
	Verisk Analytics, Inc.	28,705	5,108,629
*	Veritiv Corp.	1,263	18,187
	Viad Corp.	2,443	48,860
*	Vicor Corp.	2,080	162,240
	VSE Corp.	2,282	66,087
#	Wabash National Corp.	16,346	233,094
	Watsco, Inc.	8,571	1,921,104
	Watts Water Technologies, Inc., Class A	4,878	540,336
*	Welbilt, Inc.	7,352	44,700
	Werner Enterprises, Inc.	20,925	795,569
*	WESCO International, Inc.	19,246	793,705
	Westinghouse Air Brake Technologies Corp.	37,639	2,231,993
*	Willis Lease Finance Corp.	474	10,054
*	WillScot Mobile Mini Holdings Corp.	64,564	1,199,599
	Woodward, Inc.	13,450	1,069,948
	WW Grainger, Inc.	12,966	4,538,359
#*	XPO Logistics, Inc.	16,377	1,473,930
	Xylem, Inc.	29,613	2,580,477

TOTAL INDUSTRIALS			407,069,784

INFORMATION TECHNOLOGY — (22.2%)
#*	2U, Inc.	16,968	625,271
*	A10 Networks Inc.	8,791	59,248
*	Acacia Communications, Inc.	6,401	433,604
	Accenture P.L.C., Class A	58,175	12,618,739
*	ACI Worldwide, Inc.	25,898	755,445
*	Adobe, Inc.	41,992	18,774,623
	ADTRAN, Inc.	9,073	96,990
*	Advanced Micro Devices, Inc.	69,710	5,248,466
*	Agilysys, Inc.	5,872	159,014
*	Airgain, Inc.	869	12,010
*	Akamai Technologies, Inc.	10,100	960,712
#*	Alarm.com Holdings, Inc.	9,879	576,242
	Alliance Data Systems Corp.	10,094	520,245
#*	Altair Engineering, Inc., Class A	4,698	202,155
#*	Alteryx, Inc., Class A	4,215	528,350
	Amdocs, Ltd.	32,345	1,823,611

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	American Software, Inc., Class A	10,000	$146,800
*	Amkor Technology, Inc.	40,886	484,499
*	Amtech Systems, Inc.	1,892	10,065
	Analog Devices, Inc.	29,825	3,535,157
#*	Anaplan, Inc.	7,389	408,981
*	ANSYS, Inc.	7,249	2,206,378
#*	Appfolio, Inc., Class A	2,345	335,030
	Apple, Inc.	1,459,577	158,889,552
	Applied Materials, Inc.	87,181	5,163,731
*	Arista Networks, Inc.	12,026	2,512,231
*	Arlo Technologies, Inc.	11,974	53,404
*	Arrow Electronics, Inc.	24,959	1,944,057
*	Aspen Technology, Inc.	12,742	1,399,199
#*	Asure Software, Inc.	1,020	7,211
*	Atlassian Corp. P.L.C., Class A	3,409	653,233
*	Autodesk, Inc.	20,413	4,808,078
	Automatic Data Processing, Inc.	52,830	8,345,027
*	Avalara, Inc.	9,130	1,360,827
*	Avaya Holdings Corp.	27,392	471,142
*	Avid Technology, Inc.	10,113	94,253
	Avnet, Inc.	29,979	739,582
*	Aware, Inc.	500	1,320
*	Axcelis Technologies, Inc.	3,800	83,866
*	AXT, Inc.	2,116	12,590
#	Badger Meter, Inc.	4,664	342,058
	Bel Fuse, Inc., Class B	878	10,281
	Belden, Inc.	4,998	154,338
	Benchmark Electronics, Inc.	8,185	170,494
*	Black Knight, Inc.	28,618	2,516,953
	Blackbaud, Inc.	9,252	456,494
#*	Blackline, Inc.	3,619	353,504
	Booz Allen Hamilton Holding Corp.	37,227	2,922,319
*	Bottomline Technologies De, Inc.	9,806	389,494
*	Brightcove, Inc.	4,594	58,114
	Broadcom, Inc.	36,879	12,894,005
	Broadridge Financial Solutions, Inc.	17,792	2,448,179
	Brooks Automation, Inc.	7,442	347,541
*	CACI International, Inc., Class A	6,702	1,397,568
*	Cadence Design Systems, Inc.	26,998	2,952,771
*	CalAmp Corp.	12,829	90,829
*	Calix, Inc.	12,725	297,892
*	Cardtronics P.L.C., Class A	11,418	203,355
	Cass Information Systems, Inc.	3,680	144,330
	CDK Global, Inc.	26,832	1,156,459
	CDW Corp.	19,524	2,393,642
#*	Cerence, Inc.	5,365	292,822
*	Ceridian HCM Holding, Inc.	21,481	1,852,092
*	CEVA, Inc.	2,935	118,339
*	ChannelAdvisor Corp.	5,802	93,992
*	Ciena Corp.	35,560	1,400,708
*	Cirrus Logic, Inc.	9,107	627,199
	Cisco Systems, Inc.	430,842	15,467,228
	Citrix Systems, Inc.	14,044	1,590,764
*	Clearfield, Inc.	1,200	25,116
*	ClearOne, Inc.	858	1,399
#*	Cloudera, Inc.	70,190	682,247
	CMC Materials, Inc.	6,858	975,139
	Cognex Corp.	12,293	810,109
	Cognizant Technology Solutions Corp., Class A	97,526	6,965,307

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Coherent, Inc.	4,777	$597,794
	Cohu, Inc.	14,632	317,953
*	CommVault Systems, Inc.	9,409	372,502
*	Computer Task Group, Inc.	2,600	14,456
	Comtech Telecommunications Corp.	4,990	71,856
#*	Cornerstone OnDemand, Inc.	8,215	312,088
*	Coupa Software, Inc.	2,543	680,761
	CSG Systems International, Inc.	10,554	399,786
*	CyberOptics Corp.	2,083	47,992
	Daktronics, Inc.	624	2,434
*	Dell Technologies, Inc., Class C	19,316	1,163,982
*	Digi International, Inc.	9,912	146,004
*	Digital Turbine, Inc.	30,444	872,525
#*	DocuSign, Inc.	7,161	1,448,312
	Dolby Laboratories, Inc., Class A	8,090	607,397
#*	Dropbox, Inc., Class A	46,818	854,897
*	DSP Group, Inc.	1,896	24,970
	DXC Technology Co.	25,253	465,160
#*	DZS, Inc.	1,582	18,019
#	Ebix, Inc.	2,960	53,458
*	EchoStar Corp., Class A	15,251	353,213
*	eGain Corp.	5,400	85,590
*	Elastic N.V.	6,855	695,166
*	EMCORE Corp.	1,184	3,860
*	Endurance International Group Holdings, Inc.	39,208	227,798
*	Envestnet, Inc.	10,407	798,633
*	EPAM Systems, Inc.	5,011	1,548,148
*	ePlus, Inc.	4,342	293,128
*	Euronet Worldwide, Inc.	15,261	1,355,787
	EVERTEC, Inc.	17,184	571,884
#*	Evo Payments, Inc., Class A	10,429	219,739
*	ExlService Holdings, Inc.	6,945	526,014
*	F5 Networks, Inc.	18,143	2,411,930
*	Fabrinet	3,800	228,076
*	Fair Isaac Corp.	3,664	1,434,273
*	FARO Technologies, Inc.	3,724	224,334
	Fidelity National Information Services, Inc.	51,547	6,422,241
#*	FireEye, Inc.	35,595	492,635
*	Fiserv, Inc.	47,018	4,488,808
*	Fitbit, Inc., Class A	36,521	257,108
*	Five9, Inc.	3,291	499,311
*	FleetCor Technologies, Inc.	14,364	3,173,151
*	Flex, Ltd.	92,773	1,312,738
	FLIR Systems, Inc.	28,944	1,004,067
*	FormFactor, Inc.	17,785	504,205
*	Fortinet, Inc.	16,674	1,840,309
*	Frequency Electronics, Inc.	1,723	15,748
*	Gartner, Inc.	20,712	2,487,511
#*	Genasys, Inc.	2,697	16,236
	Genpact, Ltd.	32,446	1,115,169
	Global Payments, Inc.	24,792	3,910,690
*	Globant SA	7,614	1,375,165
*	GoDaddy, Inc., Class A	30,178	2,134,792
*	GSI Technology, Inc.	2,247	13,729
#*	GTT Communications, Inc.	3,977	14,675
*	Guidewire Software, Inc.	11,462	1,101,613
	Hackett Group, Inc. (The)	6,800	87,856
*	Harmonic, Inc.	18,582	110,377
	Hewlett Packard Enterprise Co.	248,400	2,146,176

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	HP, Inc.	155,240	$2,788,110
*	HubSpot, Inc.	5,323	1,544,043
#*	I3 Verticals, Inc., Class A	1,689	34,844
*	Ichor Holdings, Ltd.	4,111	95,622
#*	Identiv, Inc.	2,402	15,685
*	Immersion Corp.	4,600	28,336
#*	Infinera Corp.	27,228	170,447
*	Information Services Group, Inc.	4,171	8,551
#*	Inphi Corp.	3,230	451,425
*	Insight Enterprises, Inc.	10,803	576,340
	Intel Corp.	289,471	12,817,776
	InterDigital, Inc.	4,928	275,869
	International Business Machines Corp.	128,250	14,320,395
*	Intevac, Inc.	1,900	10,032
	Intuit, Inc.	28,744	9,045,162
*	Iteris, Inc.	2,900	10,933
*	Itron, Inc.	7,455	506,567
#*	j2 Global, Inc.	13,336	905,248
	Jabil, Inc.	28,489	944,125
	Jack Henry & Associates, Inc.	15,427	2,287,053
	Juniper Networks, Inc.	70,654	1,393,297
	KBR, Inc.	44,201	985,240
*	Key Tronic Corp.	334	2,552
*	Keysight Technologies, Inc.	24,651	2,585,150
*	Kimball Electronics, Inc.	1,207	14,629
	KLA Corp.	22,038	4,345,453
*	Knowles Corp.	27,403	390,493
	Kulicke & Soffa Industries, Inc.	16,980	443,857
*	KVH Industries, Inc.	1,119	9,724
	Lam Research Corp.	20,609	7,049,927
*	Lantronix, Inc.	3,255	14,094
*	Lattice Semiconductor Corp.	13,590	474,291
	Leidos Holdings, Inc.	29,938	2,484,854
*	LGL Group, Inc. (The)	400	3,844
#*	Limelight Networks, Inc.	19,272	68,030
*	LiveRamp Holdings, Inc.	16,075	1,062,397
*	Lumentum Holdings, Inc.	7,930	655,732
*	Luna Innovations, Inc.	6,774	42,744
#*	MagnaChip Semiconductor Corp.	3,441	47,107
*	Manhattan Associates, Inc.	10,444	892,962
	ManTech International Corp., Class A	7,348	476,738
	Marvell Technology Group, Ltd.	71,606	2,685,941
	Mastercard, Inc., Class A	104,577	30,185,105
	MAXIMUS, Inc.	17,751	1,199,613
*	MaxLinear, Inc.	8,648	228,653
	Methode Electronics, Inc.	5,836	179,574
	Microsoft Corp.	404,673	81,934,142
*	MicroStrategy, Inc., Class A	1,106	184,779
*	Mimecast, Ltd.	8,213	313,819
*	Mitek Systems, Inc.	5,200	64,740
	MKS Instruments, Inc.	5,984	648,606
#*	MongoDB, Inc.	2,008	458,768
	Monolithic Power Systems, Inc.	4,235	1,353,506
	Motorola Solutions, Inc.	16,825	2,659,359
#*	Napco Security Technologies, Inc.	2,904	70,044
	National Instruments Corp.	31,936	998,958
*	NCR Corp.	45,228	919,033
*	NeoPhotonics Corp.	13,287	90,484
	NetApp, Inc.	30,611	1,343,517

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NETGEAR, Inc.	6,047	$186,369
*	Netscout Systems, Inc.	25,594	525,189
*	New Relic, Inc.	7,021	425,894
	NIC, Inc.	15,000	336,300
	NortonLifeLock, Inc.	88,965	1,830,010
*	Novanta, Inc.	5,473	595,025
#*	Nuance Communications, Inc.	57,866	1,846,504
	NVIDIA Corp.	42,616	21,365,958
*	Okta, Inc.	4,595	964,169
*	OneSpan, Inc.	8,089	177,392
*	Onto Innovation, Inc.	5,962	191,201
	Oracle Corp.	268,373	15,058,409
*	OSI Systems, Inc.	4,892	377,467
*	Palo Alto Networks, Inc.	5,883	1,301,261
#*	PAR Technology Corp.	1,359	50,242
	Paychex, Inc.	64,776	5,327,826
*	Paycom Software, Inc.	6,879	2,504,575
*	Paylocity Holding Corp.	9,182	1,703,445
*	PayPal Holdings, Inc.	63,827	11,880,120
#	Paysign, Inc.	4,194	19,963
	PC Connection, Inc.	7,567	344,677
	PC-Tel, Inc.	8,847	45,120
*	PDF Solutions, Inc.	4,300	80,582
#	Pegasystems, Inc.	9,516	1,102,714
*	Perficient, Inc.	5,864	229,634
	Perspecta, Inc.	42,076	754,423
*	PFSweb, Inc.	1,693	10,497
*	Photronics, Inc.	20,910	203,873
*	Pixelworks, Inc.	4,600	10,212
	Power Integrations, Inc.	7,744	466,266
*	PRGX Global, Inc.	1,900	10,336
	Progress Software Corp.	11,017	400,688
*	Proofpoint, Inc.	6,476	620,012
*	PTC, Inc.	19,843	1,664,431
*	Pure Storage, Inc., Class A	42,499	684,234
	QAD, Inc., Class A	1,155	48,325
	QUALCOMM, Inc.	106,832	13,178,796
#*	Qualys, Inc.	7,225	634,716
*	Rambus, Inc.	16,625	229,259
#*	RealPage, Inc.	18,469	1,028,539
	RF Industries, Ltd.	1,338	5,727
*	Ribbon Communications, Inc.	2,979	12,839
	Richardson Electronics, Ltd.	500	2,110
*	RingCentral, Inc., Class A	3,191	824,363
#*	Sailpoint Technologies Holdings, Inc.	17,435	723,727
*	salesforce.com, Inc.	47,779	11,097,628
	Sapiens International Corp. NV	11,123	301,767
*	ScanSource, Inc.	7,387	148,479
	Science Applications International Corp.	19,623	1,498,609
*	Seachange International, Inc.	5,000	3,750
*	Semtech Corp.	7,248	397,843
*	ServiceNow, Inc.	5,141	2,558,007
#*	ShotSpotter, Inc.	1,286	37,693
*	Sigmatron International, Inc.	497	1,595
*	Silicon Laboratories, Inc.	4,564	467,627
#*	Slack Technologies, Inc., Class A	23,907	611,541
#*	SolarWinds Corp.	30,663	626,445
*	Splunk, Inc.	9,233	1,828,503
*	SPS Commerce, Inc.	3,834	328,152

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Square, Inc., Class A	15,006	$2,324,129
	SS&C Technologies Holdings, Inc.	45,037	2,667,091
*	StarTek, Inc.	1,400	7,350
#*	Stratasys, Ltd.	11,873	151,737
*	Super Micro Computer, Inc.	13,901	315,831
	Switch, Inc., Class A	11,631	163,532
*	Sykes Enterprises, Inc.	10,168	348,152
#*	Synaptics, Inc.	3,918	300,393
	SYNNEX Corp.	16,835	2,216,159
*	Synopsys, Inc.	13,782	2,947,419
	TE Connectivity, Ltd.	3,794	367,563
*	Telenav, Inc.	2,293	9,333
#*	Teradata Corp.	22,482	412,994
#	Teradyne, Inc.	36,238	3,183,508
#*	Trade Desk, Inc. (The), Class A	1,853	1,049,632
	TransAct Technologies, Inc.	300	2,145
*	Trimble, Inc.	49,581	2,386,334
	TTEC Holdings, Inc.	11,998	657,250
#*	Twilio, Inc., Class A	12,089	3,372,468
*	Tyler Technologies, Inc.	3,271	1,257,307
#	Ubiquiti, Inc.	5,840	1,083,962
#*	Unisys Corp.	7,040	92,506
	Universal Display Corp.	4,566	905,483
*	Upland Software, Inc.	3,755	156,659
*	Verint Systems, Inc.	11,933	578,989
*	VeriSign, Inc.	11,886	2,266,660
*	Verra Mobility Corp.	31,169	299,534
#*	ViaSat, Inc.	6,684	226,588
*	Viavi Solutions, Inc.	43,655	539,139
*	Virtusa Corp.	6,944	349,283
#	Visa, Inc., Class A	180,712	32,837,178
*	Vishay Precision Group, Inc.	335	8,003
#*	VMware, Inc., Class A	6,106	786,025
*	Vontier Corp.	25,193	724,047
	Wayside Technology Group, Inc.	401	8,870
	Western Union Co. (The)	71,151	1,383,175
*	WEX, Inc.	8,730	1,104,782
*	Workday, Inc., Class A	6,998	1,470,420
	Xerox Holdings Corp.	56,226	977,208
	Xilinx, Inc.	23,672	2,809,630
	Xperi Holding Corp.	11,148	138,235
*	Zebra Technologies Corp., Class A	4,205	1,192,706
*	Zendesk, Inc.	5,473	607,175
*	Zoom Video Communications, Inc., Class A	4,959	2,285,653
#*	Zscaler, Inc.	6,657	903,688

TOTAL INFORMATION TECHNOLOGY			737,203,550

MATERIALS — (3.4%)
*	AdvanSix, Inc.	1,358	20,669
*	AgroFresh Solutions, Inc.	3,791	7,809
	Albemarle Corp.	19,807	1,846,210
	Amcor P.L.C.	289,199	3,016,346
	American Vanguard Corp.	11,503	148,619
	AptarGroup, Inc.	20,621	2,352,650
*	Arconic Corp.	11,724	254,880
	Ashland Global Holdings, Inc.	10,742	749,469
	Avery Dennison Corp.	25,274	3,497,669
	Avient Corp.	24,886	773,208
*	Axalta Coating Systems, Ltd.	126,183	3,168,455

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Balchem Corp.	8,472	$846,776
	Ball Corp.	47,581	4,234,709
*	Berry Global Group, Inc.	47,445	2,212,360
	Boise Cascade Co.	19,523	749,293
	Celanese Corp.	15,108	1,714,909
	Chase Corp.	2,929	278,724
	Chemours Co. (The)	13,483	271,548
*	Clearwater Paper Corp.	3,528	131,065
*	Coeur Mining, Inc.	34,478	243,759
	Commercial Metals Co.	15,594	322,016
#	Compass Minerals International, Inc.	9,551	576,689
	Corteva, Inc.	96,856	3,194,311
*	Crown Holdings, Inc.	36,930	3,168,594
	Domtar Corp.	8,755	209,069
	Dow, Inc.	69,381	3,156,142
	DuPont de Nemours, Inc.	25,664	1,459,768
	Ecolab, Inc.	35,592	6,534,335
*	Element Solutions, Inc.	72,375	848,235
*	Ferro Corp.	22,476	289,041
»	Ferroglobe Representation & Warranty Insurance Trust	4,347	0
	FMC Corp.	26,615	2,734,425
*	Forterra, Inc.	4,008	52,304
	FutureFuel Corp.	5,003	59,486
*	GCP Applied Technologies, Inc.	13,183	287,521
	Glatfelter Corp.	6,681	95,338
	Graphic Packaging Holding Co.	63,486	843,729
	Greif, Inc., Class A	10,196	413,856
	Greif, Inc., Class B	1,339	57,912
	Hawkins, Inc.	3,025	141,298
	HB Fuller Co.	21,430	969,707
	Hecla Mining Co.	95,364	436,767
	Huntsman Corp.	55,125	1,338,986
*	Ingevity Corp.	6,430	352,878
	Innospec, Inc.	8,186	541,422
#	International Flavors & Fragrances, Inc.	20,783	2,133,583
	International Paper Co.	41,258	1,805,037
*	Koppers Holdings, Inc.	2,305	51,701
*	Kraton Corp.	10,965	310,310
	Kronos Worldwide, Inc.	15,336	204,276
#*	Livent Corp.	41,022	440,986
	Louisiana-Pacific Corp.	14,818	423,498
	LyondellBasell Industries NV, Class A	27,579	1,887,783
	Martin Marietta Materials, Inc.	6,116	1,628,997
	Materion Corp.	3,829	196,007
	Mercer International, Inc.	9,541	60,013
	Minerals Technologies, Inc.	8,295	453,654
	Mosaic Co. (The)	32,104	593,924
	Myers Industries, Inc.	11,436	163,992
	Neenah, Inc.	3,136	118,008
	NewMarket Corp.	3,112	1,113,131
	Newmont Corp.	43,571	2,738,002
	Packaging Corp. of America	10,637	1,217,830
	PPG Industries, Inc.	64,102	8,315,311
*	PQ Group Holdings, Inc.	7,442	86,030
#*	Ranpak Holdings Corp.	3,924	33,472
	Reliance Steel & Aluminum Co.	27,252	2,970,195
	Royal Gold, Inc.	21,606	2,567,009
	RPM International, Inc.	24,608	2,083,559
*	Ryerson Holding Corp.	3,500	27,545

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Schnitzer Steel Industries, Inc., Class A	10,435	$219,135
	Scotts Miracle-Gro Co. (The)	15,624	2,344,381
	Sealed Air Corp.	37,703	1,492,662
	Sensient Technologies Corp.	8,535	558,445
	Sherwin-Williams Co. (The)	16,371	11,262,921
	Silgan Holdings, Inc.	25,977	894,908
	Sonoco Products Co.	27,900	1,364,031
	Steel Dynamics, Inc.	34,565	1,088,106
	Stepan Co.	6,143	715,291
	Tecnoglass, Inc.	2,017	9,097
	Trinseo SA	6,473	205,971
	Valvoline, Inc.	58,037	1,141,588
	Vulcan Materials Co.	15,108	2,188,243
	Westlake Chemical Corp.	10,076	681,339
	WestRock Co.	28,966	1,087,673
	Worthington Industries, Inc.	17,536	862,947
	WR Grace & Co.	8,334	362,446

TOTAL MATERIALS			112,705,993

REAL ESTATE — (0.2%)
#*	Altisource Portfolio Solutions SA	510	5,676
*	BBX Capital, Inc.	2,580	8,901
*	CBRE Group, Inc., Class A	84,062	4,236,725
	CTO Realty Growth, Inc.	572	25,242
#*	Cushman & Wakefield P.L.C.	49,097	575,417
*	Forestar Group, Inc.	1,437	23,912
*	FRP Holdings, Inc.	837	33,865
	Griffin Industrial Realty, Inc.	600	31,830
*	Howard Hughes Corp. (The)	7,399	460,144
#	Jones Lang LaSalle, Inc.	14,574	1,644,822
#*	JW Mays, Inc.	248	5,704
*	Marcus & Millichap, Inc.	8,733	272,732
*	Maui Land & Pineapple Co., Inc.	7,404	74,706
	Newmark Group, Inc., Class A	15,617	73,946
*	Rafael Holdings, Inc., Class B	1,730	28,372
	RE/MAX Holdings, Inc., Class A	6,670	215,708
	RMR Group, Inc. (The), Class A	2,376	63,344
#*	St Joe Co. (The)	5,730	154,939
*	Stratus Properties, Inc.	321	6,860

TOTAL REAL ESTATE			7,942,845

UTILITIES — (0.8%)
	American States Water Co.	9,309	695,289
	American Water Works Co., Inc.	25,754	3,876,235
	Atmos Energy Corp.	14,528	1,331,782
	Avangrid, Inc.	10,807	533,217
	Brookfield Renewable Corp., Class A	23,608	1,576,306
	California Water Service Group	17,475	778,861
	Chesapeake Utilities Corp.	2,228	216,584
	Clearway Energy, Inc., Class A	5,815	152,411
	Clearway Energy, Inc., Class C	10,478	295,060
	Consolidated Edison, Inc.	31,905	2,504,223
	Consolidated Water Co., Ltd.	163	1,640
	Essential Utilities, Inc.	67,504	2,781,165
	Eversource Energy	52,752	4,603,667
#	Genie Energy, Ltd., Class B	2,902	24,058
	Middlesex Water Co.	3,825	245,335
	New Jersey Resources Corp.	29,214	852,465

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Northwest Natural Holding Co.	6,141	$272,906
ONE Gas, Inc.	10,092	696,752
# Ormat Technologies, Inc.	22,226	1,575,157
SJW Group	7,228	438,667
South Jersey Industries, Inc.	30,799	593,497
Southwest Gas Holdings, Inc.	16,924	1,112,245
Spire, Inc.	9,561	535,798
UGI Corp.	67,682	2,188,836
Unitil Corp.	2,002	69,169
York Water Co. (The)	1,961	82,852

TOTAL UTILITIES		28,034,177

TOTAL COMMON STOCKS		3,220,812,307

PREFERRED STOCKS — (0.0%)

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	5,220	510,620

INDUSTRIALS — (0.0%)
WESCO International, Inc.	4,748	137,597

TOTAL PREFERRED STOCKS		648,217

TOTAL INVESTMENT SECURITIES (Cost $2,329,974,756)		3,221,460,524

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund 0.026%	22,092,393	22,092,393

SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	6,551,808	75,810,974

TOTAL INVESTMENTS — (100.0%) (Cost $2,427,871,643)		$3,319,363,891

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$343,448,253	—	—	$343,448,253
Consumer Discretionary	466,776,143	$718	—	466,776,861
Consumer Staples	196,987,926	—	—	196,987,926
Energy	19,617,445	—	—	19,617,445
Financials	440,728,403	501	—	440,728,904
Health Care	460,293,815	2,754	—	460,296,569
Industrials	407,069,784	—	—	407,069,784
Information Technology	737,203,550	—	—	737,203,550
Materials	112,705,993	—	—	112,705,993
Real Estate	7,942,845	—	—	7,942,845
Utilities	28,034,177	—	—	28,034,177
Preferred Stocks
Consumer Discretionary	510,620	—	—	510,620
Industrials	137,597	—	—	137,597

U.S. SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$22,092,393	—	—	$22,092,393
Securities Lending Collateral	—	$75,810,974	—	75,810,974

TOTAL	$3,243,548,944	$75,814,947	—	$3,319,363,891

See accompanying Notes to Financial Statements.

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (5.0%)
	A2B Australia, Ltd.	17,255	$12,538
	Accent Group, Ltd.	106,423	124,947
	Adairs, Ltd.	73,277	195,680
*	Afterpay, Ltd.	18,498	1,259,512
#*	Alkane Resources, Ltd.	42,032	36,574
	ALS, Ltd.	147,978	979,204
	Altium, Ltd.	26,789	703,136
#	AMA Group, Ltd.	93,199	47,889
	AMP, Ltd.	1,806,296	1,943,740
	Ampol, Ltd.	113,369	2,067,182
	APA Group	62,345	459,628
	Appen, Ltd.	6,940	158,069
	ARB Corp., Ltd.	13,209	286,121
#*	Ardent Leisure Group, Ltd.	46,049	21,060
	Aristocrat Leisure, Ltd.	56,540	1,138,531
	Atlas Arteria, Ltd.	252,197	998,969
	AUB Group, Ltd.	21,409	250,949
	Aurelia Metals, Ltd.	163,081	53,549
	Austal, Ltd.	74,939	142,897
	Australia & New Zealand Banking Group, Ltd.	160,648	2,131,900
#	Australian Ethical Investment, Ltd.	12,237	36,727
	Australian Finance Group, Ltd.	45,548	64,277
	Australian Pharmaceutical Industries, Ltd.	123,165	95,030
#*	Australian Strategic Materials, Ltd.	8,406	18,664
	Australian Vintage, Ltd.	29,425	9,311
	Auswide Bank, Ltd.	3,218	11,120
	Baby Bunting Group, Ltd.	26,246	75,442
	Bank of Queensland, Ltd.	160,543	724,284
	Bapcor, Ltd.	102,985	555,066
	Base Resources, Ltd.	40,543	6,702
	Beacon Lighting Group, Ltd.	36,860	38,242
	Bell Financial Group, Ltd.	28,791	25,600
	Bingo Industries, Ltd.	49,484	85,658
#*	Blackmores, Ltd.	5,191	256,386
	Boral, Ltd.	96,241	308,193
	Brambles, Ltd.	217,589	1,467,489
	Bravura Solutions, Ltd.	49,092	101,315
	Breville Group, Ltd.	23,386	433,280
	Brickworks, Ltd.	8,530	103,698
	BWX, Ltd.	36,233	96,121
#*	Cardno, Ltd.	42,097	8,646
	Carsales.com, Ltd.	75,398	1,101,548
*	Catapult Group International, Ltd.	36,268	42,786
	Cedar Woods Properties, Ltd.	28,763	116,002
	Challenger, Ltd.	282,683	955,606
*	Champion Iron, Ltd.	43,774	103,643
	Citadel Group, Ltd. (The)	4,449	17,736
*	City Chic Collective, Ltd.	6,211	11,551
	Class, Ltd.	10,274	16,119
*	Clean Seas Seafood, Ltd.	14,344	6,765
#	Clinuvel Pharmaceuticals, Ltd.	6,242	90,703
	Clover Corp., Ltd.	9,216	11,460
	CML Group, Ltd.	71,990	16,952
	Coca-Cola Amatil, Ltd.	109,260	955,132
	Cochlear, Ltd.	12,828	1,914,647
	Codan, Ltd.	36,432	302,520
	Coles Group, Ltd.	133,704	1,670,267

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Collection House, Ltd.	24,532	$7,016
	Collins Foods, Ltd.	23,791	161,480
	Commonwealth Bank of Australia	124,911	6,064,620
	Computershare, Ltd.	185,306	1,583,608
#*	Corporate Travel Management, Ltd.	27,082	277,925
#	Credit Corp. Group, Ltd.	11,811	152,105
	Crown Resorts, Ltd.	30,309	176,456
	CSL, Ltd.	30,936	6,263,218
	CSR, Ltd.	160,364	496,445
	Data#3, Ltd.	43,983	193,033
*	Decmil Group, Ltd.	72,680	3,273
*	Deterra Royalties, Ltd.	70,153	193,790
	Dicker Data, Ltd.	14,724	99,646
	Domain Holdings Australia, Ltd.	86,188	239,066
	Domino’s Pizza Enterprises, Ltd.	10,182	606,456
	DWS, Ltd.	10,135	8,307
	Eagers Automotive, Ltd.	29,034	222,062
#*	Eclipx Group, Ltd.	112,092	117,163
	Elanor Investor Group	5,923	5,707
	Elders, Ltd.	34,306	270,504
#*	Emeco Holdings, Ltd.	132,191	70,560
#*	EML Payments, Ltd.	104,138	220,741
	EQT Holdings, Ltd.	1,807	31,755
	Estia Health, Ltd.	35,289	32,996
#	EVENT Hospitality and Entertainment, Ltd.	14,335	83,102
	Evolution Mining, Ltd.	151,678	594,644
	Fleetwood Corp., Ltd.	38,317	48,245
#	FlexiGroup, Ltd.	120,992	80,031
*	Flight Centre Travel Group, Ltd.	27,363	216,583
	Fortescue Metals Group, Ltd.	409,002	5,003,522
	Freedom Foods Group, Ltd.	19,712	31,279
#*	Galaxy Resources, Ltd.	28,503	27,969
	Genworth Mortgage Insurance Australia, Ltd.	97,139	116,549
*	Gold Road Resources, Ltd.	19,058	17,840
	GUD Holdings, Ltd.	14,632	130,523
	GWA Group, Ltd.	107,183	198,638
	Hansen Technologies, Ltd.	46,741	129,869
	Harvey Norman Holdings, Ltd.	103,542	323,905
	Healius, Ltd.	132,352	313,664
#	Helloworld Travel, Ltd.	3,146	3,793
#	HT&E, Ltd.	96,349	101,582
#	HUB24, Ltd.	10,279	166,086
	HUB24, Ltd.	410	6,620
	Huon Aquaculture Group, Ltd.	4,569	8,509
	IGO, Ltd.	197,958	618,724
	Iluka Resources, Ltd.	70,153	254,214
	Imdex, Ltd.	148,632	125,907
#*	Imugene, Ltd.	1,293,602	51,062
	Infomedia, Ltd.	90,028	98,223
	Insurance Australia Group, Ltd.	324,454	1,089,102
*	Intega Group, Ltd.	42,097	8,283
	Integral Diagnostics, Ltd.	21,732	64,241
#	Integrated Research, Ltd.	29,009	71,639
#	InvoCare, Ltd.	24,092	171,148
#*	ioneer, Ltd.	197,318	24,322
	IOOF Holdings, Ltd.	84,231	172,979
	IPH, Ltd.	16,637	77,110
	IRESS, Ltd.	73,649	476,561
	IVE Group, Ltd.	31,659	16,802

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	James Hardie Industries P.L.C.	70,949	$1,722,632
	Japara Healthcare, Ltd.	60,696	16,439
	JB Hi-Fi, Ltd.	52,162	1,743,018
	Johns Lyng Group, Ltd.	16,885	36,684
#	Jumbo Interactive, Ltd.	3,096	23,667
	Jupiter Mines, Ltd.	210,857	42,224
#*	Karoon Energy, Ltd.	282,687	153,835
	Kogan.com, Ltd.	20,145	291,620
	Lendlease Corp., Ltd.	114,232	960,935
	Lifestyle Communities, Ltd.	21,364	152,813
	Link Administration Holdings, Ltd.	237,830	799,700
#	Lovisa Holdings, Ltd.	11,914	63,020
	Lycopodium, Ltd.	4,037	11,776
#*	Lynas Corp., Ltd.	173,948	346,078
	MACA, Ltd.	80,843	46,821
	Macmahon Holdings, Ltd.	458,170	77,170
	Macquarie Group, Ltd.	32,911	2,934,363
*	Macquarie Telecom Group, Ltd.	1,200	40,776
	Magellan Financial Group, Ltd.	34,708	1,345,231
	McMillan Shakespeare, Ltd.	37,895	249,280
	McPherson’s, Ltd.	44,716	71,324
	McPherson’s, Ltd.	6,669	10,641
	Medibank Pvt, Ltd.	1,017,217	1,909,492
*	Medusa Mining, Ltd.	27,561	15,501
#*	Mesoblast, Ltd.	101,712	218,677
#*	Metals X, Ltd.	37,047	2,031
#	Metcash, Ltd.	558,210	1,157,877
	Michael Hill International, Ltd.	11,133	4,009
	Mineral Resources, Ltd.	61,738	1,084,107
*	MMA Offshore, Ltd.	57,644	2,310
	MNF Group, Ltd.	4,617	14,597
	Moelis Australia, Ltd.	1,893	5,317
	Monadelphous Group, Ltd.	36,458	234,447
	Monash IVF Group, Ltd.	94,248	38,095
#	Money3 Corp., Ltd.	40,376	63,866
#	Mortgage Choice, Ltd.	17,757	13,354
	Mount Gibson Iron, Ltd.	175,033	83,658
#*	Myer Holdings, Ltd.	113,042	18,346
	MyState, Ltd.	14,331	40,643
	National Australia Bank, Ltd.	266,979	3,492,880
	Navigator Global Investments, Ltd.	42,354	45,919
#*	nearmap, Ltd.	29,364	47,518
	Netwealth Group, Ltd.	25,677	311,862
	Newcrest Mining, Ltd.	17,257	357,867
	nib holdings, Ltd.	176,824	517,448
	Nick Scali, Ltd.	24,435	143,140
	Nine Entertainment Co. Holdings, Ltd.	475,801	695,521
	Northern Star Resources, Ltd.	147,760	1,560,923
	NRW Holdings, Ltd.	80,653	123,708
*	Nufarm, Ltd.	152,413	368,531
	Objective Corp., Ltd.	7,029	64,180
	OM Holdings, Ltd.	12,020	2,671
	Omni Bridgeway, Ltd.	43,725	106,366
	oOh!media, Ltd.	230,858	212,715
	Orica, Ltd.	30,047	322,548
	Orora, Ltd.	303,775	550,538
#	Over the Wire Holdings, Ltd.	3,739	11,603
	OZ Minerals, Ltd.	113,447	1,185,111
	Pacific Current Group, Ltd.	10,093	41,345

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Pact Group Holdings, Ltd.	95,712	$158,109
	Peet, Ltd.	170,712	128,334
	Pendal Group, Ltd.	82,654	376,035
	Perenti Global, Ltd.	266,230	195,783
	Perpetual, Ltd.	13,703	262,260
*	Perseus Mining, Ltd.	207,225	179,226
	Platinum Asset Management, Ltd.	59,485	127,590
#*	Praemium, Ltd.	32,007	14,660
	Premier Investments, Ltd.	20,434	306,471
	Pro Medicus, Ltd.	21,294	486,054
	Propel Funeral Partners, Ltd.	6,597	13,044
	PWR Holdings, Ltd.	9,899	31,590
	QBE Insurance Group, Ltd.	226,801	1,311,518
	Qube Holdings, Ltd.	142,168	264,625
	Ramelius Resources, Ltd.	127,762	174,428
	Ramsay Health Care, Ltd.	30,049	1,316,576
#	REA Group, Ltd.	9,090	755,943
	Reckon, Ltd.	5,948	3,239
*	Red 5, Ltd.	165,130	32,099
#	Reece, Ltd.	46,533	449,550
	Regis Healthcare, Ltd.	41,808	30,312
	Regis Resources, Ltd.	62,969	184,822
*	Reject Shop, Ltd. (The)	3,970	17,350
	Reliance Worldwide Corp., Ltd.	181,940	525,213
*	Resolute Mining, Ltd.	190,084	107,958
#	Rhipe, Ltd.	11,565	16,694
	Rio Tinto, Ltd.	11,099	722,033
*	RPMGlobal Holdings, Ltd.	20,564	15,609
	Sandfire Resources, Ltd.	73,383	228,359
*	Saracen Mineral Holdings, Ltd.	113,838	454,945
	Seek, Ltd.	98,673	1,491,875
	Servcorp, Ltd.	11,029	19,207
#	Service Stream, Ltd.	118,480	167,091
#	Seven Group Holdings, Ltd.	35,927	490,579
#*	Seven West Media, Ltd.	246,158	28,520
	SG Fleet Group, Ltd.	32,586	38,673
*	Sigma Healthcare, Ltd.	201,340	75,138
*	Silver Lake Resources, Ltd.	106,835	159,988
	Sims Metal Management, Ltd., Sponsored ADR	819	5,324
	Sims, Ltd.	95,028	639,056
	SmartGroup Corp., Ltd.	16,795	64,268
	Sonic Healthcare, Ltd.	60,562	1,483,347
*	Southern Cross Media Group, Ltd.	520,980	63,996
#	SRG Global, Ltd.	57,132	12,244
	St Barbara, Ltd.	133,933	251,855
	Star Entertainment Grp, Ltd. (The)	170,014	391,796
	Steadfast Group, Ltd.	167,992	421,196
	Suncorp Group, Ltd.	164,946	952,609
#	Sunland Group, Ltd.	10,665	15,132
	Super Retail Group, Ltd.	37,761	297,182
*	Superloop, Ltd.	36,804	23,851
	Sydney Airport	88,373	338,829
#*	Syrah Resources, Ltd.	20,646	6,630
	Tabcorp Holdings, Ltd.	677,463	1,565,361
	Tassal Group, Ltd.	51,172	127,399
	Technology One, Ltd.	77,271	487,792
*	Tiger Resources, Ltd.	41,785	22
*	TPG Telecom, Ltd.	61,955	312,709
	Transurban Group	224,618	2,127,059

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Treasury Wine Estates, Ltd.	120,307	$775,601
*	Tuas, Ltd.	30,977	16,425
	Virtus Health, Ltd.	20,226	63,817
	Vita Group, Ltd.	32,016	22,361
Ω	Viva Energy Group, Ltd.	298,443	353,046
*	Vocus Group, Ltd.	110,015	266,431
#	Webjet, Ltd.	50,023	122,553
	Wesfarmers, Ltd.	48,914	1,583,327
#	Western Areas, Ltd.	93,142	125,839
*	Westgold Resources, Ltd.	118,136	214,938
	Westpac Banking Corp.	231,994	2,936,316
#	Westpac Banking Corp., Sponsored ADR	2,300	29,210
	WiseTech Global, Ltd.	13,304	271,341
	Woolworths Group, Ltd.	81,912	2,203,457
	Worley, Ltd.	141,812	945,347
	WPP AUNZ, Ltd.	117,442	34,714
*	Xero, Ltd.	10,814	838,933

TOTAL AUSTRALIA			111,249,546

AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	2,065	37,315
	ANDRITZ AG	27,149	915,643
*Ω	BAWAG Group AG	7,129	261,814
	CA Immobilien Anlagen AG	17,925	492,373
#*	DO & CO AG	711	25,831
*	Erste Group Bank AG	26,228	539,129
*	FACC AG	2,711	14,873
*	Flughafen Wien AG	1,870	44,162
*	IMMOFINANZ AG	14,671	196,734
#*	Lenzing AG	1,020	71,400
	Mayr Melnhof Karton AG	2,933	479,122
#	Oesterreichische Post AG	10,635	337,745
	Palfinger AG	3,765	87,146
*	POLYTEC Holding AG	4,068	24,650
#*	Porr AG	1,946	25,980
*	Raiffeisen Bank International AG	50,122	723,678
#	Rosenbauer International AG	1,549	53,594
	S IMMO AG	8,477	125,261
#	Schoeller-Bleckmann Oilfield Equipment AG	2,586	62,673
*	Semperit AG Holding	1,318	33,840
*	Strabag SE	3,193	92,632
	Telekom Austria AG	4,425	29,763
	UBM Development AG	1,355	42,490
	UNIQA Insurance Group AG	43,720	246,255
	Verbund AG	6,109	352,331
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,332	270,698
	Wienerberger AG	7,824	197,503
	Zumtobel Group AG	9,377	52,413

TOTAL AUSTRIA			5,837,048

BELGIUM — (0.9%)
	Ageas SA	46,619	1,877,302
*	AGFA-Gevaert NV	41,929	159,420
*	Argenx SE, ADR	1,656	410,903
*	Argenx SE	2,483	619,612
	Argenx SE	0	0
	Atenor	431	25,821
	Banque Nationale de Belgique	8	15,151

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Barco NV	25,745	$403,863
	Bekaert SA	19,494	414,643
*Ω	Biocartis Group NV	1,000	4,348
*	bpost SA	38,773	343,583
*	Cie d’Entreprises CFE	3,011	186,456
*	Deceuninck NV	9,767	17,120
	D’ieteren SA	7,659	383,715
*	Econocom Group SA	61,207	134,666
	Elia Group SA	9,036	873,972
	Etablissements Franz Colruyt NV	22,440	1,327,421
	EVS Broadcast Equipment SA	2,905	41,760
#*	Exmar NV	1,527	3,971
	Fagron	19,167	425,528
	Galapagos NV	1,355	160,019
*	Galapagos NV	817	95,497
*	Galapagos NV, Sponsored ADR	491	57,192
	Gimv NV	6,935	362,147
	Immobel SA	3,531	244,570
*	Jensen-Group NV	1,156	26,413
	KBC Group NV	26,928	1,330,427
#*	Kinepolis Group NV	2,000	50,804
	Lotus Bakeries NV	54	211,299
	Melexis NV	5,690	433,116
*	Ontex Group NV	26,241	290,313
	Orange Belgium SA	14,983	249,691
*	Oxurion NV	5,875	16,781
	Picanol	86	5,393
	Proximus SADP	79,116	1,538,031
	Recticel SA	12,958	127,296
	Resilux	110	16,793
*	Roularta Media Group NV	245	3,425
*	Sioen Industries NV	1,156	29,580
	Telenet Group Holding NV	12,366	475,602
*	Tessenderlo Group SA	9,945	338,522
	UCB SA	35,783	3,534,342
#	Umicore SA	86,828	3,347,333
	Van de Velde NV	2,854	72,667

TOTAL BELGIUM			20,686,508

CANADA — (8.0%)
*	5N Plus, Inc.	31,797	46,539
	Absolute Software Corp.	16,200	183,364
	Acadian Timber Corp.	3,400	38,918
#*	AcuityAds Holdings, Inc.	8,300	28,097
	Aecon Group, Inc.	19,264	205,610
#	AG Growth International, Inc.	2,900	57,726
	AGF Management, Ltd., Class B	19,818	84,936
	Agnico Eagle Mines, Ltd.	6,746	534,039
	Agnico Eagle Mines, Ltd.	37,889	3,004,219
*	Aimia, Inc.	32,723	84,982
	AirBoss of America Corp.	4,300	57,772
	Alamos Gold, Inc., Class A	38,717	353,663
	Alamos Gold, Inc., Class A	99,046	906,274
	Alaris Equity Partners Income	9,789	90,153
*	Alcanna, Inc.	5,628	20,572
*	Aleafia Health, Inc.	26,000	9,758
#*	Alexco Resource Corp.	5,397	13,408
	Algoma Central Corp.	1,600	12,754
#	Algonquin Power & Utilities Corp.	84,879	1,286,914

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Algonquin Power & Utilities Corp.	9,626	$145,834
#	Alimentation Couche-Tard, Inc., Class B	126,739	3,903,101
#	AltaGas, Ltd.	51,256	649,789
#	Altus Group, Ltd.	12,398	507,254
	Andrew Peller, Ltd., Class A	10,400	81,105
#*	Aphria, Inc.	9,300	41,850
#*	Argonaut Gold, Inc.	108,800	202,525
*	Aritzia, Inc.	28,727	433,827
#*	ATS Automation Tooling Systems, Inc.	13,150	162,857
	Aura Minerals, Inc.	1,700	16,269
#*	Aurora Cannabis, Inc.	2,673	10,794
	AutoCanada, Inc.	2,455	37,093
	B2Gold Corp.	186,891	1,202,174
	B2Gold Corp.	215,095	1,385,212
#	Badger Daylighting, Ltd.	13,735	398,555
#	Bank of Montreal	26,498	1,577,788
	Bank of Montreal	26,327	1,565,667
	Bank of Nova Scotia (The)	92,027	3,823,234
	Bank of Nova Scotia (The)	42,323	1,758,944
	Barrick Gold Corp.	133,822	3,577,062
	Barrick Gold Corp.	13,245	352,969
*	Bausch Health Cos., Inc.	5,662	93,423
#	BCE, Inc.	4,008	161,065
#	BCE, Inc.	15,082	606,598
	Bird Construction, Inc.	13,800	66,084
#*	BlackBerry, Ltd.	52,256	234,550
#*	BlackBerry, Ltd.	95,364	428,184
	BMTC Group, Inc.	1,803	12,112
	Boralex, Inc., Class A	42,788	1,244,491
	Bridgemarq Real Estate Services	1,000	10,516
#	Brookfield Asset Management, Inc., Class A	91,981	2,739,194
#	BRP, Inc.	8,987	485,405
	BRP, Inc.	2,100	113,295
	CAE, Inc.	47,504	811,879
	CAE, Inc.	56,370	962,236
	Calian Group, Ltd.	2,800	135,471
#	Cameco Corp.	32,176	305,748
#	Cameco Corp.	137,838	1,310,839
	Canaccord Genuity Group, Inc.	32,340	160,693
#*	Canada Goose Holdings, Inc.	6,300	196,476
#*	Canada Goose Holdings, Inc.	13,772	429,411
	Canadian Imperial Bank of Commerce	45,712	3,409,786
	Canadian Imperial Bank of Commerce	21,605	1,612,165
#	Canadian Tire Corp., Ltd., Class A	21,914	2,447,170
#	Canadian Western Bank	13,782	253,441
*	Canfor Corp.	22,314	270,655
	Canfor Pulp Products, Inc.	12,900	43,571
#*	Canopy Growth Corp.	6,700	125,873
#*	Canopy Growth Corp.	25,784	484,224
	CanWel Building Materials Group, Ltd.	6,923	31,697
*	Capstone Mining Corp.	19,300	24,192
	Cascades, Inc.	38,997	415,055
#	CCL Industries, Inc., Class B	82,172	3,133,181
*	Celestica, Inc.	12,726	74,702
*	Celestica, Inc.	10,522	61,838
	Centerra Gold, Inc.	65,507	572,316
	Cervus Equipment Corp.	4,800	29,147
#	CES Energy Solutions Corp.	67,953	32,643
*	CGI, Inc.	29,764	1,850,428

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	CGI, Inc.	20,323	$1,261,054
#	Chesswood Group, Ltd.	1,100	4,624
#*	China Gold International Resources Corp., Ltd.	34,632	41,851
	CI Financial Corp.	87,586	1,020,949
#	Cineplex, Inc.	14,275	54,537
#	Clearwater Seafoods, Inc.	3,100	16,776
	Cogeco Communications, Inc.	7,025	489,319
	Cogeco, Inc.	2,229	133,308
	Colliers International Group, Inc.	4,681	331,531
	Colliers International Group, Inc.	8,051	570,655
	Computer Modelling Group, Ltd.	36,154	128,356
	Constellation Software, Inc.	2,858	3,000,203
*	Copper Mountain Mining Corp.	14,100	11,959
	Corby Spirit and Wine, Ltd.	4,000	44,675
	Corus Entertainment, Inc., Class B	81,390	215,036
*	CRH Medical Corp.	31,201	62,060
*	CRH Medical Corp.	3,300	6,567
#*	Denison Mines Corp.	45,000	15,875
*	Descartes Systems Group, Inc. (The)	600	32,173
*	Descartes Systems Group, Inc. (The)	7,600	408,576
*	DIRTT Environmental Solutions	19,000	26,526
	Dollarama, Inc.	47,819	1,646,728
*	Dorel Industries, Inc., Class B	5,728	61,867
	DREAM Unlimited Corp., Class A	11,824	156,730
	Dundee Precious Metals, Inc.	16,725	110,973
	ECN Capital Corp.	71,719	284,228
*	EcoSynthetix, Inc.	10,000	20,041
	E-L Financial Corp., Ltd.	600	297,456
*	Eldorado Gold Corp.	38,946	488,169
#*	Eldorado Gold Corp.	25,500	319,515
	Element Fleet Management Corp.	156,452	1,473,747
	Empire Co., Ltd., Class A	65,949	1,799,329
	Enbridge, Inc.	32,057	883,301
	Enbridge, Inc.	51,016	1,406,001
#*	Endeavour Mining Corp.	46,934	1,151,239
#*	Endeavour Silver Corp.	13,413	42,485
	Enerflex, Ltd.	52,280	187,962
*	Energy Fuels, Inc.	205	308
	Enghouse Systems, Ltd.	12,700	630,186
#	Ensign Energy Services, Inc.	27,178	10,200
	Equitable Group, Inc.	1,900	121,333
*	ERO Copper Corp.	20,256	265,306
	Evertz Technologies, Ltd.	9,230	81,541
	Exco Technologies, Ltd.	6,124	32,636
#	Extendicare, Inc.	14,600	55,888
	Fairfax Financial Holdings, Ltd.	4,480	1,177,719
	Fiera Capital Corp.	23,894	169,301
	Finning International, Inc.	57,042	867,425
	Firm Capital Mortgage Investment Corp.	4,200	37,073
#*	First Majestic Silver Corp.	8,237	84,268
#*	First Majestic Silver Corp.	7,400	75,850
	First National Financial Corp.	2,500	69,429
	First Quantum Minerals, Ltd.	90,650	1,041,694
	FirstService Corp.	6,501	872,174
	FirstService Corp.	4,815	645,650
#*	Fission Uranium Corp.	18,500	3,680
#*	Fortuna Silver Mines, Inc.	43,326	286,499
*	Galiano Gold, Inc.	10,852	14,662
*	GDI Integrated Facility Services, Inc.	3,500	96,465

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Gear Energy, Ltd.	26,600	$2,995
#	Genworth MI Canada, Inc.	14,538	482,308
	George Weston, Ltd.	31,411	2,202,754
#	Gibson Energy, Inc.	53,836	792,811
	GMP Capital, Inc.	20,837	29,247
	goeasy, Ltd.	1,700	88,043
*	Golden Star Resources, Ltd.	6,360	25,921
	GoldMoney, Inc.	13,300	21,962
#*	Great Canadian Gaming Corp.	13,700	233,938
#	Great-West Lifeco, Inc.	44,633	909,544
	Guardian Capital Group, Ltd., Class A	4,250	71,296
	Hardwoods Distribution, Inc.	3,900	69,991
*	Headwater Exploration, Inc.	21,500	20,656
*	Heroux-Devtek, Inc.	5,777	43,578
	High Liner Foods, Inc.	1,530	9,738
	HLS Therapeutics, Inc.	2,100	23,218
*	Home Capital Group, Inc.	20,300	370,712
	Horizon North Logistics, Inc.	2,800	10,067
	Hudbay Minerals, Inc.	20,428	92,539
	Hudbay Minerals, Inc.	64,431	290,648
Ω	Hydro One, Ltd.	61,329	1,340,004
	iA Financial Corp., Inc.	48,472	1,688,862
*	IAMGOLD Corp.	88,246	323,231
*	IAMGOLD Corp.	82,154	301,505
*	IBI Group, Inc.	11,900	56,986
	IGM Financial, Inc.	37,774	829,310
*	Imperial Metals Corp.	2,300	5,231
	Information Services Corp.	2,743	38,583
#	Innergex Renewable Energy, Inc.	59,433	1,071,516
	Intact Financial Corp.	12,313	1,271,872
#	Inter Pipeline, Ltd.	66,584	592,724
#*	Interfor Corp.	23,242	261,850
*	Intertain Group, Ltd. (The)	1,300	11,509
	Intertape Polymer Group, Inc.	25,100	285,420
	Invesque, Inc.	4,700	8,413
*	Ivanhoe Mines, Ltd., Class A	98,358	386,847
#	Jamieson Wellness, Inc.	10,674	308,771
*	Karora Resources, Inc.	11,100	27,577
	K-Bro Linen, Inc.	900	18,915
#	Keyera Corp.	37,497	532,214
*	Kinaxis, Inc.	7,060	1,077,732
	Kinross Gold Corp.	298,651	2,376,117
	Kinross Gold Corp.	106,246	846,781
	Kirkland Lake Gold, Ltd.	34,944	1,592,076
	Kirkland Lake Gold, Ltd.	3,908	178,283
*	Knight Therapeutics, Inc.	23,582	96,820
	KP Tissue, Inc.	2,300	20,095
	Labrador Iron Ore Royalty Corp.	10,700	196,685
	Lassonde Industries, Inc., Class A	600	68,453
#	Laurentian Bank of Canada	6,444	126,771
	Leon’s Furniture, Ltd.	16,465	229,741
	Linamar Corp.	9,576	313,019
	Loblaw Cos., Ltd.	34,657	1,725,168
	Logistec Corp., Class B	600	15,533
#	Lucara Diamond Corp.	75,030	25,624
*	Lundin Gold, Inc.	6,200	51,655
	Lundin Mining Corp.	117,800	711,769
	Magellan Aerospace Corp.	3,300	16,397
	Magna International, Inc.	8,200	418,709

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Magna International, Inc.	56,739	$2,899,930
*	Mainstreet Equity Corp.	540	26,175
	Martinrea International, Inc.	20,800	156,589
*	Mav Beauty Brands, Inc.	5,500	15,976
	MDF Commerce, Inc.	1,302	9,333
	Melcor Developments, Ltd.	3,500	15,578
	Metro, Inc.	44,880	2,093,577
	Morguard Corp.	1,253	90,521
	Morneau Shepell, Inc.	17,144	342,674
*	Mountain Province Diamonds, Inc.	5,600	1,492
	MTY Food Group, Inc.	1,707	48,607
	Mullen Group, Ltd.	27,221	183,067
	National Bank of Canada	120,580	5,786,899
#	Neo Performance Materials, Inc.	4,400	38,442
*	New Gold, Inc.	165,298	334,988
	NFI Group, Inc.	11,978	135,666
	Norbord, Inc.	4,800	157,694
#	Norbord, Inc.	8,163	268,236
	North American Construction Group, Ltd.	16,830	130,432
	North West Co., Inc. (The)	21,305	525,309
*	Novagold Resources, Inc.	8,500	88,060
	Nutrien, Ltd.	8,946	363,923
*	OceanaGold Corp.	248,830	324,975
#	Open Text Corp.	9,500	349,039
	Open Text Corp.	31,550	1,158,831
	Osisko Gold Royalties, Ltd.	21,700	242,686
	Osisko Gold Royalties, Ltd.	15,112	168,952
*	Osisko Mining, Inc.	6,095	16,789
	Pan American Silver Corp.	8,533	271,187
#	Pan American Silver Corp.	47,708	1,517,117
	Park Lawn Corp.	3,070	64,750
	Parkland Corp.	82,198	2,007,598
	Pason Systems, Inc.	45,541	176,039
	Pembina Pipeline Corp.	69,773	1,460,349
*	Photon Control, Inc.	37,200	42,999
	Pinnacle Renewable Energy, Inc.	3,100	14,705
	Pivot Technology Solutions, Inc.	7,100	13,802
	Pizza Pizza Royalty Corp.	3,756	23,456
*	Points International, Ltd.	4,835	48,592
	Polaris Infrastructure, Inc.	6,700	63,867
	Pollard Banknote, Ltd.	1,300	20,247
#*	Precision Drilling Corp.	66,846	46,661
*	Precision Drilling Corp.	12,221	8,644
*	Premier Gold Mines, Ltd.	36,029	74,097
#	Premium Brands Holdings Corp.	5,547	395,697
#*	Pretium Resources, Inc.	12,456	151,714
*	Pretium Resources, Inc.	10,824	132,020
	Primo Water Corp.	27,947	350,176
	Quarterhill, Inc.	53,700	103,184
#	Quebecor, Inc., Class B	61,180	1,419,405
#*	Questerre Energy Corp., Class A	7,500	591
#*	Real Matters, Inc.	26,958	470,849
	Recipe Unlimited Corp.	2,400	20,302
	Restaurant Brands International, Inc.	6,200	322,169
	Restaurant Brands International, Inc.	16,764	871,728
	Richelieu Hardware, Ltd.	16,153	434,287
	Ritchie Bros Auctioneers, Inc.	5,562	337,152
	Ritchie Bros Auctioneers, Inc.	25,756	1,561,586
	Rocky Mountain Dealerships, Inc.	6,600	27,345

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc., Class B	14,000	$568,701
	Rogers Communications, Inc., Class B	36,135	1,467,442
	Rogers Sugar, Inc.	13,200	46,962
*	Roxgold, Inc.	20,000	25,970
#	Royal Bank of Canada	104,017	7,273,305
	Royal Bank of Canada	79,396	5,556,926
	Russel Metals, Inc.	20,515	273,010
*	Sabina Gold & Silver Corp.	10,300	19,482
*	Sandstorm Gold, Ltd.	26,231	193,735
#	Saputo, Inc.	9,564	232,801
#	Savaria Corp.	8,200	86,351
#	Secure Energy Services, Inc.	57,057	63,811
	Shaw Communications, Inc., Class B	32,401	533,815
	Shaw Communications, Inc., Class B	118,850	1,961,025
#	ShawCor, Ltd.	38,300	62,382
*	Shopify, Inc., Class A	2,505	2,318,202
#	Sienna Senior Living, Inc.	8,300	72,328
#*	Sierra Wireless, Inc.	3,326	36,897
*	Sierra Wireless, Inc.	8,319	92,341
#Ω	Sleep Country Canada Holdings, Inc.	17,205	293,271
	SNC-Lavalin Group, Inc.	57,551	805,187
*Ω	Spin Master Corp.	15,255	308,924
	Sprott, Inc.	1,570	46,948
*	SSR Mining, Inc.	22,697	420,100
*	SSR Mining, Inc.	28,100	520,131
	Stantec, Inc.	31,658	909,131
	Stantec, Inc.	11,760	337,630
	Stelco Holdings, Inc.	5,170	56,500
	Stella-Jones, Inc.	28,343	922,429
*	Steppe Gold, Ltd.	5,600	9,289
*	Storm Resources, Ltd.	22,900	37,471
	Sun Life Financial, Inc.	20,011	796,204
	Sun Life Financial, Inc.	24,439	973,161
*	SunOpta, Inc.	5,100	34,911
#	Superior Plus Corp.	85,262	758,354
*	Taseko Mines, Ltd.	44,100	40,714
	TELUS Corp.	9,416	160,997
*	TeraGo, Inc.	1,600	8,106
*	Teranga Gold Corp.	19,240	200,155
	TerraVest Industries, Inc.	4,200	45,553
	TFI International, Inc.	21,982	978,738
	Thomson Reuters Corp.	4,883	379,630
#	Thomson Reuters Corp.	12,074	939,961
#	Tidewater Midstream and Infrastructure, Ltd.	47,657	23,966
#	Timbercreek Financial Corp.	26,030	148,095
*	TMAC Resources, Inc.	3,200	2,930
	TMX Group, Ltd.	4,426	430,076
*	Torex Gold Resources, Inc.	20,300	273,653
	Toromont Industries, Ltd.	31,164	1,940,294
	Toronto-Dominion Bank (The)	62,325	2,749,729
	Toronto-Dominion Bank (The)	64,586	2,856,639
	Total Energy Services, Inc.	16,870	25,071
	Transcontinental, Inc., Class A	16,600	196,613
*	TransGlobe Energy Corp.	3,755	1,466
#*	Trevali Mining Corp.	30,400	2,852
#*	Trican Well Service, Ltd.	145,160	126,387
#	Tricon Residential, Inc.	43,980	361,136
*	Trisura Group, Ltd.	1,000	65,443
*	Turquoise Hill Resources, Ltd.	31,737	249,411

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Uni-Select, Inc.	11,719	$53,568
	VersaBank	2,200	10,882
*	Viemed Healthcare Inc.	3,400	27,234
	Wajax Corp.	7,400	69,484
*	Wall Financial Corp.	300	3,760
#*	Wesdome Gold Mines, Ltd.	23,300	230,674
#	West Fraser Timber Co., Ltd.	17,793	825,212
#	Western Forest Products, Inc.	179,553	115,901
	Wheaton Precious Metals Corp.	43,448	2,003,387
#*	WildBrain, Ltd.	18,132	22,456
	Winpak, Ltd.	4,811	148,631
#	WSP Global, Inc.	36,525	2,310,262
	Yamana Gold, Inc.	202,845	1,128,185
	Yamana Gold, Inc.	47,495	264,072
#	Yellow Pages, Ltd.	6,064	57,577

TOTAL CANADA			180,340,539

CHINA — (0.0%)
*	Hanfeng Evergreen, Inc.	2,300	0

DENMARK — (2.7%)
*	ALK-Abello A.S.	1,357	454,043
*	Alm Brand A.S.	23,269	266,157
	Ambu A.S., Class B	22,749	689,986
*	Bang & Olufsen A.S.	19,113	53,351
*	BankNordik P/F	744	13,241
*	Bavarian Nordic A.S.	3,967	105,189
*	Brodrene Hartmann A.S.	410	32,861
	Carlsberg A.S., Class B	7,227	915,088
#	Chr Hansen Holding A.S.	24,643	2,486,720
	Coloplast A.S., Class B	14,486	2,118,476
*	Columbus A.S.	6,523	8,370
	D/S Norden A.S.	6,475	92,072
*	Danske Bank A.S.	202,100	2,693,502
#*	Demant A.S.	34,795	1,098,592
#*	Drilling Co. of 1972 A.S. (The)	583	11,013
	DSV Panalpina A.S.	579	93,897
*	FLSmidth & Co. A.S.	15,918	406,679
*	Genmab A.S.	6,386	2,133,083
	GN Store Nord A.S.	33,366	2,402,252
	H Lundbeck A.S.	35,153	991,014
*	H+H International A.S., Class B	1,880	36,459
#*	ISS A.S.	36,166	469,564
*	Jeudan A.S.	930	31,881
*	Jyske Bank A.S.	20,310	605,200
*	Matas A.S.	14,681	163,895
*Ω	Netcompany Group A.S.	9,785	813,868
*	Nilfisk Holding A.S.	7,602	104,249
*	NKT A.S.	10,191	277,057
Ω	NNIT A.S.	5,720	96,491
	Novo Nordisk A.S., Sponsored ADR	14,665	936,947
	Novo Nordisk A.S., Class B	279,098	17,796,861
	Novozymes A.S., Class B	51,866	3,119,281
#Ω	Orsted A.S.	18,823	2,987,375
	Pandora A.S.	48,757	3,867,865
*	Parken Sport & Entertainment A.S.	758	7,601
	Per Aarsleff Holding A.S.	7,318	279,139
	Ringkjoebing Landbobank A.S.	5,368	409,039
	Royal Unibrew A.S.	22,246	2,169,187

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	RTX A.S.	2,621	$84,198
	Schouw & Co., A.S.	2,836	246,964
	SimCorp A.S.	11,513	1,373,197
	Solar A.S., Class B	3,406	161,456
*	Spar Nord Bank A.S.	14,753	127,113
*	Sydbank A.S.	12,677	216,798
*	Tivoli A.S.	451	46,087
	Topdanmark A.S.	18,131	709,999
	Tryg A.S.	29,490	818,428
#	Vestas Wind Systems A.S.	37,216	6,384,926
*	Vestjysk Bank A.S.	80,297	34,748
*	Zealand Pharma A.S.	8,046	269,947

TOTAL DENMARK			61,711,406

FINLAND — (2.0%)
	Ahlstrom-Munksjo Oyj	12,167	254,727
*	Aktia Bank Oyj	19,393	200,267
	Alma Media Oyj	11,511	102,412
#	Altia Oyj	9,107	98,212
	Aspo Oyj	7,277	51,880
#*	BasWare Oyj	1,360	58,702
#*	Bittium Oyj	1,503	10,364
	Cargotec Oyj, Class B	15,190	522,118
*	Caverion Oyj	43,041	282,991
#	Citycon Oyj	10,844	83,479
	Digia Oyj	6,198	49,448
	Elisa Oyj	32,879	1,616,616
Ω	Enento Group Oyj	3,129	117,702
	Fiskars Oyj Abp	7,258	108,885
*	F-Secure Oyj	24,377	99,601
	Huhtamaki Oyj	36,068	1,761,832
	Ilkka-Yhtyma Oyj	2,760	10,671
	Kamux Corp.	7,138	77,138
	Kemira Oyj	28,360	350,357
	Kesko Oyj, Class A	66,086	1,620,755
	Kesko Oyj, Class B	145,213	3,726,250
	Kojamo Oyj	21,006	432,991
	Kone Oyj, Class B	49,145	3,912,587
	Konecranes Oyj	16,527	520,019
	Lassila & Tikanoja Oyj	12,490	189,023
#*	Lehto Group Oyj	2,244	3,492
	Metsa Board Oyj	40,732	341,755
	Metso Outotec Oyj	204,823	1,443,893
	Neles Oyj	29,888	400,243
	Neste Oyj	99,198	5,173,527
*	Nokia Oyj	725,369	2,445,361
	Nokia Oyj	4,241	14,276
#	Nokian Renkaat Oyj	23,365	717,958
*	Nordea Bank Abp	126,848	952,027
	Nordea Bank Abp	315,924	2,379,608
	Olvi Oyj, Class A	2,822	147,498
	Oriola Oyj, Class A	365	835
	Oriola Oyj, Class B	67,247	141,743
	Orion Oyj, Class A	6,153	265,136
	Orion Oyj, Class B	30,302	1,296,914
#*	Outokumpu Oyj	114,172	284,905
*	Pihlajalinna Oyj	935	9,604
#	Ponsse Oyj	4,349	138,608
*	QT Group Oyj	4,743	229,117

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Raisio Oyj, Class V	25,934	$92,098
	Revenio Group Oyj	4,236	173,395
Ω	Rovio Entertainment Oyj	6,030	36,032
	Sampo Oyj, Class A	70,228	2,650,157
	Sanoma Oyj	35,518	522,776
#*	Stockmann Oyj Abp, Class B	4,541	4,361
	Stora Enso Oyj, Class R	158,150	2,307,874
#*	Tecnotree Oyj	22,408	16,496
*	Teleste Oyj	1,086	5,061
Ω	Terveystalo Oyj	23,870	269,100
	TietoEVRY Oyj	30,474	760,143
	Tikkurila Oyj	14,731	235,635
	Tokmanni Group Corp	17,345	275,444
	UPM-Kymmene Oyj	55,197	1,559,810
	Uponor Oyj	18,454	344,068
	Vaisala Oyj, Class A	7,386	307,499
#	Valmet Oyj	61,103	1,458,340
	Wartsila Oyj Abp	103,286	820,796
	YIT Oyj	52,566	277,333

TOTAL FINLAND			44,761,945

FRANCE — (8.3%)
#	Aeroports de Paris	4,757	465,508
*	Airbus SE	74,797	5,472,600
*	Akka Technologies	4,578	83,691
	AKWEL	1,450	26,224
Ω	ALD SA	14,792	159,324
*	Alstom SA	30,325	1,354,903
	Altamir	1,314	27,712
*	Alten SA	15,685	1,255,875
#*	Amplitude Surgical SAS	1,872	4,494
*Ω	Amundi SA	9,438	619,057
	Arkema SA	26,085	2,554,758
	Assystem SA	1,932	49,556
*	ATEME SA	1,458	27,059
*	Atos SE	36,852	2,517,576
	Aubay	2,680	90,140
	AXA SA	237,796	3,818,837
*	Axway Software SA	4,228	99,027
*	Bastide le Confort Medical	836	44,336
#	Beneteau SA	13,553	124,617
*	Bigben Interactive	7,624	124,910
	BioMerieux	7,454	1,109,893
*	BNP Paribas SA	81,537	2,843,584
	Boiron SA	1,586	70,946
	Bonduelle SCA	4,870	104,999
	Bouygues SA	44,143	1,447,600
*	Bureau Veritas SA	84,521	1,853,405
	Burelle SA	22	13,071
	Capgemini SE	36,433	4,206,838
	Carrefour SA	235,819	3,665,074
#*	Casino Guichard Perrachon SA	9,818	221,172
	CBo Territoria	3,645	14,309
*	Cegedim SA	3,576	92,635
*	CGG SA	163,986	92,415
#	Chargeurs SA	2,501	48,749
	Cie des Alpes	3,810	59,944
	Cie Plastic Omnium SA	11,556	262,975
*	Claranova SADIR	1,540	9,653

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	CNP Assurances	64,579	$728,363
*	Coface SA	31,664	247,396
*	Credit Agricole SA	179,637	1,421,025
	Danone SA	59,879	3,321,201
*	Dassault Aviation SA	711	594,863
	Dassault Systemes SE	10,462	1,783,879
	Dassault Systemes SE, Sponsored ADR	1,000	171,400
	Delta Plus Group	192	13,169
	Derichebourg SA	33,712	99,025
*	Devoteam SA	2,269	257,745
	Edenred	99,780	4,651,138
*	Eiffage SA	36,021	2,614,312
Ω	Elior Group SA	24,381	91,953
*	Elis SA	27,212	298,456
#*	Erytech Pharma SA	1,777	9,232
*	ESI Group	224	10,173
*	EssilorLuxottica SA	10,638	1,313,355
*	Esso SA Francaise	838	8,710
*	Eurofins Scientific SE	4,522	3,600,959
Ω	Euronext NV	10,038	1,045,172
#*Ω	Europcar Mobility Group	29,582	19,301
	Eutelsat Communications SA	90,718	912,445
*	Exel Industries, Class A	246	11,201
*	Faurecia SE	36,465	1,382,970
*	Fnac Darty SA	7,034	302,128
	Gaztransport Et Technigaz SA	8,725	836,350
*	Getlink SE	50,652	681,281
*	GL Events	2,714	22,116
*	Groupe Crit	1,234	75,775
	Groupe Gorge	547	7,651
*	Groupe Open	640	11,073
	Guerbet	757	25,582
	Haulotte Group SA	9,012	41,394
	Hermes International	4,620	4,301,681
*	HEXAOM	929	32,451
*	ID Logistics Group	701	163,368
	Iliad SA	5,578	1,078,404
	Imerys SA	3,586	107,189
	Infotel SA	549	23,161
#*	Ingenico Group SA	16,124	2,318,233
	Ipsen SA	17,707	1,612,752
	IPSOS	16,678	409,922
	Jacquet Metals SA	4,428	51,152
*	JCDecaux SA	28,099	433,690
	Kaufman & Broad SA	11,998	427,569
	Kering SA	11,053	6,679,506
#*	Korian SA	14,400	405,683
#*	Lagardere SCA	30,741	672,256
	Laurent-Perrier	417	34,285
*	Le Belier	180	8,005
#	Lectra	10,147	233,585
	Legrand SA	42,791	3,167,360
	Linedata Services	868	25,596
*	LISI	5,977	96,723
	LNA Sante SA	837	43,190
	L’Oreal SA	22,652	7,320,793
*	Lumibird	872	9,525
	LVMH Moet Hennessy Louis Vuitton SE	50,990	23,901,445
*Ω	Maisons du Monde SA	13,845	185,243

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Manitou BF SA	3,459	$68,484
	Manutan International	280	17,730
*	Mersen SA	3,538	91,792
*	Metropole Television SA	12,534	137,679
*	Natixis SA	339,421	790,578
*Ω	Neoen SA	1,881	100,754
*	Nexans SA	9,508	461,732
	Nexity SA	24,607	690,870
*	NRJ Group	6,886	44,110
*	Oeneo SA	5,443	70,437
*	OL Groupe SA	2,891	6,400
	Orange SA, Sponsored ADR	5,900	66,316
	Orange SA	466,564	5,239,337
#*	Orpea	7,757	774,802
	Pernod Ricard SA	15,406	2,481,944
*	Peugeot SA	188,663	3,389,181
	Pharmagest Inter@ctive	345	35,415
*	Plastivaloire	1,658	5,925
	Publicis Groupe SA	110,401	3,835,583
	Quadient SA	11,879	154,801
*	Rallye SA	3,965	15,076
*	Recylex SA	633	1,022
#	Remy Cointreau SA	7,236	1,221,670
*	Renault SA	49,899	1,235,787
*	Rexel SA	141,444	1,489,216
	Robertet SA	52	57,556
*	Rothschild & Co.	6,956	178,543
	Rubis SCA	39,007	1,282,542
*	Safran SA	30,433	3,210,070
	Samse SA	4	652
	Sanofi	69,950	6,316,019
	Sartorius Stedim Biotech	3,659	1,388,085
*	Savencia SA	995	55,645
	Schneider Electric SE	48,655	5,911,894
	Schneider Electric SE	278	33,824
*	SCOR SE	88,063	2,138,632
	SEB SA	8,991	1,461,157
	Seche Environnement SA	652	26,280
	SES SA	76,760	613,107
*Ω	SMCP S.A.	4,221	16,525
	Societe BIC SA	6,833	327,305
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	29,933
*	Societe Generale SA	99,268	1,348,845
	Societe pour l’Informatique Industrielle	3,205	61,624
	Sodexo SA	38,013	2,441,806
#*	Solocal Group	1,719,739	38,233
	Somfy SA	1,778	247,497
*	Sopra Steria Group	9,209	1,095,056
*	SPIE SA	43,053	677,514
*	Stef SA	699	51,296
	Suez SA	77,542	1,419,590
	Sword Group	3,773	133,145
*	Synergie SA	3,765	112,002
*	Tarkett SA	6,273	75,995
	Teleperformance	10,663	3,200,850
*	Television Francaise 1	23,792	139,701
	Thales SA	24,256	1,580,528
	Thermador Groupe	1,388	93,422
	Tikehau Capital SCA	849	18,684

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Total Gabon	88	$10,933
	Trigano SA	1,559	206,981
*	Ubisoft Entertainment SA	33,116	2,925,248
	Union Financiere de France BQE SA	1,214	25,986
	Valeo SA	43,864	1,326,948
*	Valneva SE	6,094	43,241
	Vetoquinol SA	354	33,421
	VIEL & Cie SA	300	1,772
	Vilmorin & Cie SA	2,228	116,391
	Vinci SA	66,622	5,262,143
*	Virbac SA	1,307	304,161
#	Vivendi SA	54,568	1,575,013
*	Vranken-Pommery Monopole SA	575	8,842
*	Wavestone	394	10,542
*Ω	Worldline SA	13,322	986,713

TOTAL FRANCE			186,439,559

GERMANY — (6.8%)
	1&1 Drillisch AG	23,647	498,052
	7C Solarparken AG	2,819	12,296
*	Aareal Bank AG	18,793	324,719
*	Adidas AG	34,373	10,212,385
*Ω	ADLER Group SA	10,627	267,148
*	ADVA Optical Networking SE	23,206	178,162
*	AIXTRON SE	11,010	123,986
	All for One Group SE	641	34,894
	Allgeier SE	3,172	192,125
	Allianz SE	42,523	7,490,622
	Allianz SE, Sponsored ADR	3,199	56,142
*	Amadeus Fire AG	1,905	197,928
*	Aroundtown SA	298,964	1,434,027
	Atoss Software AG	992	138,669
	Aurubis AG	14,661	937,915
	Basler AG	534	31,842
*	Bauer AG	3,061	32,107
	Bayerische Motoren Werke AG	70,712	4,832,368
	BayWa AG	5,351	165,392
	Bechtle AG	11,133	1,911,721
Ω	Befesa SA	5,372	221,239
	Beiersdorf AG	13,328	1,395,565
	Bertrandt AG	2,343	80,351
	bet-at-home.com AG	948	34,464
*	Bijou Brigitte AG	1,158	26,905
#	Bilfinger SE	11,555	211,817
	Borussia Dortmund GmbH & Co. KGaA	15,308	75,164
	Brenntag AG	52,812	3,375,552
	CANCOM SE	10,445	412,930
	Carl Zeiss Meditec AG	8,170	1,055,646
*	CECONOMY AG	54,007	238,854
*	CENIT AG	4,619	64,309
*	Centrotec SE	1,404	25,864
	Cewe Stiftung & Co. KGAA	2,455	234,017
*	comdirect bank AG	1,558	25,161
#*	Commerzbank AG	331,137	1,567,377
	CompuGroup Medical SE & Co. KgaA	11,887	1,021,330
	Continental AG	18,240	1,938,016
#*	Corestate Capital Holding SA	1,650	23,987
#Ω	Covestro AG	63,725	3,041,338
	CropEnergies AG	9,008	122,639

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	CTS Eventim AG & Co. KGaA	17,669	$783,220
	Daimler AG	122,588	6,336,388
#*Ω	Delivery Hero SE	11,033	1,266,524
	Dermapharm Holding SE	726	35,259
*	Deutsche Bank AG	42,112	389,163
*	Deutsche Bank AG	107,067	990,370
	Deutsche Beteiligungs AG	5,290	172,255
	Deutsche Boerse AG	31,291	4,610,839
#*	Deutsche EuroShop AG	6,634	83,788
*Ω	Deutsche Pfandbriefbank AG	23,846	145,726
	Deutsche Post AG	75,322	3,339,625
	Deutsche Telekom AG, Sponsored ADR	6,013	91,999
	Deutsche Telekom AG	260,168	3,954,228
*	Deutz AG	41,029	210,772
*	Dialog Semiconductor P.L.C.	37,658	1,435,670
	DIC Asset AG	16,864	194,096
	DMG Mori AG	2,478	117,019
	Dr Hoenle AG	1,006	55,985
	Draegerwerk AG & Co. KGaA	1,074	76,770
	Duerr AG	22,931	659,458
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,428	202,723
*	EDAG Engineering Group AG	1,820	17,103
*	ElringKlinger AG	6,586	66,603
	Energiekontor AG	1,687	69,007
	Evonik Industries AG	14,698	353,882
*	Ferratum Oyj	315	1,444
*	Fielmann AG	7,465	565,414
	First Sensor AG	411	19,241
#*	Fraport AG Frankfurt Airport Services Worldwide	7,797	282,006
	Freenet AG	55,371	980,955
	Fresenius Medical Care AG & Co. KGaA, ADR	6,891	263,443
	Fresenius Medical Care AG & Co. KGaA	35,797	2,733,537
	Fresenius SE & Co. KGaA	58,242	2,160,396
	Fuchs Petrolub SE	10,358	397,001
	GEA Group AG	38,677	1,288,087
	Gesco AG	3,348	44,484
	GFT Technologies SE	8,513	91,626
*	Grammer AG	139	2,769
	Grand City Properties SA	32,168	730,168
	GRENKE AG	357	13,938
*	H&R GmbH & Co. KGaA	5,787	27,976
	Hamburger Hafen und Logistik AG	4,312	72,286
	Hannover Rueck SE	9,366	1,361,084
	Hawesko Holding AG	712	32,798
*	Heidelberger Druckmaschinen AG	73,333	41,045
*	Hella GmbH & Co KGaA	7,122	310,973
#*	HelloFresh SE	41,381	2,211,269
	Henkel AG & Co. KGaA	6,403	578,856
	Hochtief AG	4,498	330,898
*	HolidayCheck Group AG	8,681	16,573
	Hornbach Baumarkt AG	3,332	131,603
	Hornbach Holding AG & Co. KGaA	3,685	354,657
	Hugo Boss AG	16,186	371,098
*	Hypoport SE	860	450,283
	Indus Holding AG	10,640	314,786
	Infineon Technologies AG	107,240	2,985,688
*Ω	Instone Real Estate Group AG	9,267	191,768
	IVU Traffic Technologies AG	3,842	60,806
	Jenoptik AG	11,944	294,747

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*Ω	JOST Werke AG	4,245	$159,250
	K+S AG	32,488	217,666
	KION Group AG	25,576	1,992,904
*	Kloeckner & Co. SE	27,440	154,212
	Knorr-Bremse AG	8,392	972,023
*	Koenig & Bauer AG	4,322	89,268
	Krones AG	6,004	343,056
	KWS Saat SE & Co., KGaA	2,304	169,669
	Lanxess AG	28,160	1,428,212
	LEG Immobilien AG	11,613	1,569,530
	Leifheit AG	843	33,168
#*	Leoni AG	6,219	37,912
	LPKF Laser & Electronics AG	2,930	55,417
*	Manz AG	207	6,949
#*	Medigene AG	1,388	5,335
	Merck KGaA	6,575	973,962
	METRO AG	64,789	634,500
	MLP SE	13,290	73,899
	MTU Aero Engines AG	14,393	2,460,071
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,393	3,607,768
	Nemetschek SE	17,430	1,262,053
	New Work SE	869	226,734
	Nexus AG	3,994	222,531
*	Nordex SE	12,619	181,854
	Norma Group SE	6,035	187,328
*	OHB SE	1,625	64,286
	Patrizia AG	7,089	161,353
	Pfeiffer Vacuum Technology AG	1,554	283,434
	PNE AG	7,350	51,570
*	ProSiebenSat.1 Media SE	86,317	963,339
	PSI Software AG	2,222	62,051
*	Puma SE	25,388	2,222,545
*	Puma SE	2,960	258,690
*	PVA TePla AG	2,195	26,796
	q.beyond AG	22,904	32,257
*	QIAGEN NV	5,630	267,096
*	QIAGEN NV	21,325	1,012,623
	Rational AG	1,066	799,564
	Rheinmetall AG	11,769	860,122
	Rocket Internet SE	28,999	627,177
#*	RTL Group SA	19,673	747,514
*	S&T AG	11,559	209,152
*	SAF-Holland SE	16,245	138,102
	SAP SE, Sponsored ADR	15,059	1,608,753
	SAP SE	93,916	10,019,389
Ω	Scout24 AG	27,001	2,178,322
	Secunet Security Networks AG	212	59,108
#*Ω	Shop Apotheke Europe NV	417	69,194
	Siemens AG	59,109	6,934,433
*	Siemens Energy AG	29,554	647,097
Ω	Siemens Healthineers AG	6,596	283,158
*	Sixt SE	5,115	386,463
*	SMA Solar Technology AG	983	42,574
	Software AG	15,847	568,616
	Stabilus SA	9,463	536,489
	STRATEC SE	2,253	330,675
*	Stroeer SE & Co. KGaA	12,152	878,437
*	SUESS MicroTec SE	2,973	53,493
	Symrise AG	22,641	2,791,870

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	TAG Immobilien AG	35,940	$1,059,138
*	Takkt AG	12,576	133,643
*	Talanx AG	16,587	489,004
#*	Technotrans SE	943	18,894
*Ω	Tele Columbus AG	30,558	75,208
#	Telefonica Deutschland Holding AG	239,734	604,674
#*	Thyssenkrupp AG	89,997	429,578
#	Traffic Systems SE	982	29,739
	Uniper SE	17,829	532,541
	United Internet AG	40,248	1,411,441
	VERBIO Vereinigte BioEnergie AG	10,721	229,038
	Vonovia SE	57,107	3,647,066
*	Vossloh AG	3,018	110,227
	Wacker Chemie AG	4,374	421,969
*	Wacker Neuson SE	10,215	187,815
*	Washtec AG	3,329	147,399
	Wuestenrot & Wuerttembergische AG	8,776	145,957
*Ω	Zalando SE	10,399	968,400
	Zeal Network SE	3,022	131,163
*	zooplus AG	558	89,456

TOTAL GERMANY			153,740,563

HONG KONG — (1.9%)
*	Aceso Life Science Group., Ltd.	432,000	17,557
	Aeon Credit Service Asia Co., Ltd.	28,000	17,931
	AIA Group, Ltd.	1,317,200	12,536,021
	Allied Properties HK, Ltd.	226,000	55,680
*	Apollo Future Mobility Group, Ltd.	84,000	4,661
*	Asia Standard International Group, Ltd.	80,000	8,273
	Asiasec Properties, Ltd.	17,000	2,472
	ASM Pacific Technology, Ltd.	50,500	509,258
	Associated International Hotels, Ltd.	4,000	6,892
	Bank of East Asia, Ltd. (The)	187,207	337,724
Ω	BOC Aviation, Ltd.	90,400	559,770
	BOC Hong Kong Holdings, Ltd.	402,000	1,116,550
	BOCOM International Holdings Co., Ltd.	245,000	33,904
	Bright Smart Securities & Commodities Group, Ltd.	72,000	17,910
*	Brightoil Petroleum Holdings, Ltd.	229,000	8,309
*	Cathay Pacific Airways, Ltd.	140,727	95,624
	Century City International Holdings, Ltd.	232,000	12,158
*	China Energy Development Holdings, Ltd.	504,000	8,143
	China Motor Bus Co., Ltd.	1,000	13,278
*	China Star Entertainment, Ltd.	200,000	40,405
*	China Strategic Holdings, Ltd.	4,625,000	43,945
	Chinese Estates Holdings, Ltd.	104,000	52,434
	Chong Hing Bank, Ltd.	29,000	34,236
	Chow Sang Sang Holdings International, Ltd.	121,000	132,365
	Chow Tai Fook Jewellery Group, Ltd.	452,000	577,679
	Chuang’s Consortium International, Ltd.	92,000	10,698
	CITIC Telecom International Holdings, Ltd.	293,000	93,074
	CK Asset Holdings, Ltd.	300,500	1,395,369
#	CK Life Sciences Intl Holdings, Inc.	716,000	75,965
	CMBC Capital Holdings, Ltd.	2,090,000	34,095
	CNQC International Holdings, Ltd.	45,000	3,696
	Convenience Retail Asia, Ltd.	114,000	63,949
#*	Convoy Global Holdings, Ltd.	528,000	2,132
	Cowell e Holdings, Inc.	52,000	22,899
	Cross-Harbour Holdings, Ltd. (The)	66,000	117,548
	CSI Properties, Ltd.	2,220,000	64,276

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Dah Sing Banking Group, Ltd.	85,600	$73,652
	Dah Sing Financial Holdings, Ltd.	28,400	70,740
	Dickson Concepts International, Ltd.	43,000	18,121
*	Digital Domain Holdings, Ltd.	2,900,000	17,258
	Dynamic Holdings, Ltd.	12,000	22,547
	Eagle Nice International Holdings, Ltd.	24,000	11,625
*	Emperor Capital Group, Ltd.	444,000	7,133
	Emperor International Holdings, Ltd.	402,000	56,655
*	ENM Holdings, Ltd.	208,000	17,212
*	Esprit Holdings, Ltd.	605,400	62,697
	Far East Consortium International, Ltd.	267,000	78,968
*	FIH Mobile, Ltd.	666,000	73,198
*	First Shanghai Investments, Ltd.	112,000	4,205
	Fountain SET Holdings, Ltd.	74,000	8,627
	Galaxy Entertainment Group, Ltd.	189,000	1,249,017
*	Genting Hong Kong, Ltd.	96,000	3,098
	Get Nice Holdings, Ltd.	2,608,000	56,595
	Giordano International, Ltd.	424,000	67,477
	Glorious Sun Enterprises, Ltd.	129,000	13,324
	Golden Resources Development International, Ltd.	312,000	23,391
#*	Gold-Finance Holdings, Ltd.	44,000	77
*	Goodbaby International Holdings, Ltd.	275,000	35,009
	Great Eagle Holdings, Ltd.	49,000	118,433
*	G-Resources Group, Ltd.	7,803,000	36,293
	Guoco Group, Ltd.	10,000	122,725
#	Guotai Junan International Holdings, Ltd.	854,000	109,510
	Haitong International Securities Group, Ltd.	902,349	205,657
	Hang Seng Bank, Ltd.	86,300	1,329,541
	Hanison Construction Holdings, Ltd.	89,806	11,025
	Harbour Centre Development, Ltd.	9,000	8,160
	Henderson Land Development Co., Ltd.	168,740	596,003
	HKBN, Ltd.	102,500	177,561
	HKR International, Ltd.	275,600	104,737
	Hon Kwok Land Investment Co., Ltd.	26,000	8,379
*	Hong Kong Finance Investment Holding Group, Ltd.	396,000	4,699
	Hongkong Chinese, Ltd.	58,000	4,949
Ω	Honma Golf, Ltd.	11,500	5,087
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	148,000	22,178
*	Hypebeast, Ltd.	92,500	8,873
	Hysan Development Co., Ltd.	89,000	283,740
*	I-CABLE Communications, Ltd.	80,392	602
	IGG, Inc.	570,000	617,019
*	Imagi International Holdings, Ltd.	56,000	5,922
	International Housewares Retail Co., Ltd.	105,000	27,704
*	IT, Ltd.	120,000	16,607
#	ITC Properties Group, Ltd.	49,758	5,403
	Jacobson Pharma Corp., Ltd.	128,000	18,867
	Johnson Electric Holdings, Ltd.	137,000	283,467
	K Wah International Holdings, Ltd.	296,000	140,468
	Karrie International Holdings, Ltd.	74,000	9,955
	Kerry Logistics Network, Ltd.	128,000	267,326
	Kerry Properties, Ltd.	179,500	440,408
	Kingston Financial Group, Ltd.	232,000	19,875
	Kowloon Development Co., Ltd.	123,000	120,164
	Lai Sun Development Co., Ltd.	36,900	31,987
	Lai Sun Garment International, Ltd.	6,044	5,180
*	Landing International Development, Ltd.	244,800	6,845
	Landsea Green Properties Co., Ltd.	96,000	8,188

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	392,250	$48,678
*	Leyou Technologies Holdings, Ltd.	315,000	133,133
*	Lifestyle International Holdings, Ltd.	133,000	104,461
	Liu Chong Hing Investment, Ltd.	86,000	69,133
	L’Occitane International SA	144,750	265,000
	Luk Fook Holdings International, Ltd.	159,000	388,781
	Lung Kee Bermuda Holdings	18,000	5,620
	Man Wah Holdings, Ltd.	386,400	539,274
*	Mason Group Holdings, Ltd.	2,620,000	9,182
	Melco International Development, Ltd.	146,000	236,993
	Melco Resorts & Entertainment, Ltd., ADR	1,858	29,951
	MGM China Holdings, Ltd.	182,800	241,235
	Microport Scientific Corp.	16,000	56,531
*	Midland Holdings, Ltd.	173,026	17,419
	Miramar Hotel & Investment	17,000	27,729
	Modern Dental Group, Ltd.	116,000	19,655
#	MTR Corp., Ltd.	49,358	244,582
	NagaCorp., Ltd.	330,000	341,334
	New World Development Co., Ltd.	113,000	539,506
#*	NewOcean Energy Holdings, Ltd.	382,000	34,061
	NWS Holdings, Ltd.	255,242	224,049
*	OP Financial, Ltd.	80,000	8,604
	Oriental Watch Holdings	176,000	55,084
#*	Oshidori International Holdings, Ltd.	486,000	43,935
	Pacific Textiles Holdings, Ltd.	372,000	212,266
	Paliburg Holdings, Ltd.	52,000	13,286
*	PC Partner Group, Ltd.	30,000	6,645
	Perfect Shape Medical, Ltd.	60,000	21,577
	Pico Far East Holdings, Ltd.	244,000	35,338
	Playmates Holdings, Ltd.	90,000	10,237
	Polytec Asset Holdings, Ltd.	426,710	35,842
	Power Assets Holdings, Ltd.	166,500	857,423
#*	Prada SpA	152,700	604,375
*	PT International Development Co., Ltd.	390,000	12,809
	Public Financial Holdings, Ltd.	50,000	11,639
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	540,000	5,224
Ω	Regina Miracle International Holdings, Ltd.	58,000	17,984
*	Sa Sa International Holdings, Ltd.	285,472	40,986
*Ω	Samsonite International SA	496,500	506,504
	SEA Holdings, Ltd.	13,170	13,261
	Shun Tak Holdings, Ltd.	36,000	10,566
	Singamas Container Holdings, Ltd.	276,000	11,756
	Sino Land Co., Ltd.	486,197	576,181
	SmarTone Telecommunications Holdings, Ltd.	47,500	25,629
	Soundwill Holdings, Ltd.	11,500	10,282
	Stella International Holdings, Ltd.	47,500	48,676
*	Summit Ascent Holdings, Ltd.	228,000	26,176
	Sun Hung Kai & Co., Ltd.	193,000	75,088
	Sun Hung Kai Properties, Ltd.	139,707	1,798,282
	SUNeVision Holdings, Ltd.	169,000	148,324
	Swire Properties, Ltd.	70,200	188,381
#	TAI Cheung Holdings, Ltd.	170,000	99,922
	Tao Heung Holdings, Ltd.	83,000	8,895
	Techtronic Industries Co., Ltd.	320,500	4,316,924
#	Television Broadcasts, Ltd.	90,900	73,031
	Texwinca Holdings, Ltd.	266,000	40,371
	TK Group Holdings, Ltd.	52,000	15,444
*	TOM Group, Ltd.	136,000	19,126

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Tradelink Electronic Commerce, Ltd.	156,000	$18,124
	Transport International Holdings, Ltd.	21,349	37,964
	Union Medical Healthcare, Ltd.	32,000	18,234
	United Laboratories International Holdings, Ltd. (The)	152,000	130,702
	Untrade CW Group Holdings	85,500	478
#	Value Partners Group, Ltd.	77,000	33,739
	Vitasoy International Holdings, Ltd.	132,000	533,927
Ω	VPower Group International Holdings, Ltd.	28,000	10,049
	VSTECS Holdings, Ltd.	204,400	128,116
	VTech Holdings, Ltd.	29,900	198,387
	Wai Kee Holdings, Ltd.	74,000	35,413
	Wang On Group, Ltd.	1,820,000	11,981
	Wharf Holdings, Ltd. (The)	290,000	600,327
	Wharf Real Estate Investment Co., Ltd.	220,000	846,732
	Wing Tai Properties, Ltd.	18,000	8,131
#*	Wynn Macau, Ltd.	202,000	279,090
	Yue Yuen Industrial Holdings, Ltd.	127,500	207,674
*	Zhaobangji Properties Holdings, Ltd.	376,000	52,937

TOTAL HONG KONG			42,015,428

IRELAND — (0.6%)
*	AIB Group P.L.C.	128,987	145,908
*	Bank of Ireland Group P.L.C.	255,661	634,358
*	Cairn Homes P.L.C.	257,087	234,702
*	Datalex P.L.C.	3,175	1,519
	FBD Holdings P.L.C.	8,527	61,781
*	Flutter Entertainment P.L.C.	20,408	3,567,491
*	Flutter Entertainment P.L.C.	5,348	926,576
	Glanbia P.L.C.	31,501	299,625
	Kerry Group P.L.C., Class A	6,832	817,803
*	Kingspan Group P.L.C.	40,559	3,539,554
*	Permanent TSB Group Holdings P.L.C.	16,548	10,023
	Smurfit Kappa Group P.L.C.	99,292	3,741,232

TOTAL IRELAND			13,980,572

ISRAEL — (0.6%)
	Adgar Investment and Development, Ltd.	5,179	6,329
*	AFI Properties, Ltd.	7,582	181,964
	Africa Israel Residences, Ltd.	198	5,258
*	Airport City, Ltd.	11,458	124,168
*	Allot, Ltd.	5,136	48,573
	Alony Hetz Properties & Investments, Ltd.	18,135	181,778
	Alrov Properties and Lodgings, Ltd.	935	26,860
	Amot Investments, Ltd.	28,914	132,508
	Arad, Ltd.	2,137	28,143
*	Arko Holdings, Ltd.	84,673	55,163
	Ashtrom Group, Ltd.	5,914	75,467
	Ashtrom Properties, Ltd.	2,396	13,447
	Atreyu Capital Markets, Ltd.	692	10,647
	AudioCodes, Ltd.	711	21,401
	AudioCodes, Ltd.	11,956	346,604
*	Avgol Industries 1953, Ltd.	36,631	40,238
*	Azorim-Investment Development & Construction Co., Ltd.	8,746	15,349
	Azrieli Group, Ltd.	2,180	102,320
	Bank Leumi Le-Israel BM	2,982	14,054
	Bayside Land Corp.	30,600	213,094
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,480	23,018
*	Bezeq The Israeli Telecommunication Corp., Ltd.	302,204	340,753

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Big Shopping Centers, Ltd.	847	$64,073
	Blue Square Real Estate, Ltd.	1,148	46,464
*	Brack Capital Properties NV	663	50,122
*	Camtek, Ltd.	12,246	223,843
	Carasso Motors, Ltd.	12,078	36,206
*	Cellcom Israel, Ltd.	7,235	27,929
*	Clal Insurance Enterprises Holdings, Ltd.	14,087	142,254
#*	Compugen, Ltd.	6,256	84,230
	Danel Adir Yeoshua, Ltd.	2,125	264,707
	Delek Automotive Systems, Ltd.	6,963	33,250
	Delta-Galil Industries, Ltd.	2,033	36,046
	Dor Alon Energy in Israel 1988, Ltd.	1,244	25,192
	Duniec Brothers, Ltd.	642	16,644
	Electra Consumer Products 1970, Ltd.	2,703	74,058
	Electra, Ltd.	596	258,976
*	Electreon Wireless, Ltd.	236	19,089
#*	Energix-Renewable Energies, Ltd.	35,588	150,833
*	Enlight Renewable Energy, Ltd.	128,494	241,489
	First International Bank Of Israel, Ltd.	9,619	212,640
	FMS Enterprises Migun, Ltd.	2,021	42,552
	Formula Systems 1985, Ltd.	2,359	186,198
	Formula Systems 1985, Ltd., Sponsored ADR	379	29,486
	Fox Wizel, Ltd.	3,070	237,338
	Freshmarket, Ltd.	10,471	42,720
*	Gilat Satellite Networks, Ltd.	2,508	14,728
#*	Hadera Paper, Ltd.	1,025	34,059
*	Hamlet Israel-Canada, Ltd.	723	11,417
*	Harel Insurance Investments & Financial Services, Ltd.	38,369	278,757
	Hilan, Ltd.	2,338	103,716
	ICL Group, Ltd.	56,668	205,583
	IDI Insurance Co., Ltd.	3,478	85,239
*	IES Holdings, Ltd.	199	8,483
	Inrom Construction Industries, Ltd.	19,281	76,218
	Isracard, Ltd.	3,669	10,352
#	Israel Canada T.R, Ltd.	12,050	20,352
	Israel Discount Bank, Ltd., Class A	181,769	508,782
	Israel Land Development - Urban Renewal, Ltd.	4,076	28,099
	Isras Investment Co., Ltd.	704	111,686
#*	Itamar Medical, Ltd.	21,662	14,974
*	Kamada, Ltd.	2,586	18,489
	Kamada, Ltd.	4,001	28,607
	Kerur Holdings, Ltd.	1,061	30,729
*	Klil Industries, Ltd.	140	9,633
	Levinstein Properties, Ltd.	392	5,858
	Magic Software Enterprises, Ltd.	12,519	157,489
	Magic Software Enterprises, Ltd.	4,166	54,776
	Malam - Team, Ltd.	287	51,800
	Matrix IT, Ltd.	10,211	233,695
	Maytronics, Ltd.	9,928	151,384
*	Mediterranean Towers, Ltd.	7,618	16,044
	Mega Or Holdings, Ltd.	1,064	27,464
*	Mehadrin, Ltd.	180	7,213
	Meitav Dash Investments, Ltd.	4,702	18,407
	Melisron, Ltd.	5,370	194,219
	Menora Mivtachim Holdings, Ltd.	9,951	134,020
*	Migdal Insurance & Financial Holdings, Ltd.	126,492	99,217
*	Minrav Holdings, Ltd.	66	8,536
	Mivne Real Estate KD, Ltd.	27,199	52,015
*	Mivtach Shamir Holdings, Ltd.	1,141	27,561

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Mizrahi Tefahot Bank, Ltd.	20,418	$398,156
*	Nawi Brothers, Ltd.	5,461	24,908
	Neto ME Holdings, Ltd.	281	12,890
*	Nice, Ltd.	1,948	443,032
#*	Nice, Ltd., Sponsored ADR	5,315	1,213,202
*	Nova Measuring Instruments, Ltd.	5,347	303,480
	Novolog, Ltd.	56,868	45,465
	NR Spuntech Industries, Ltd.	3,315	10,862
	Oil Refineries, Ltd.	459,051	82,207
	One Software Technologies, Ltd.	1,003	87,865
#	OPC Energy, Ltd.	9,616	95,077
	Palram Industries 1990, Ltd.	1,658	14,069
*	Partner Communications Co., Ltd.	5,874	22,971
	Paz Oil Co., Ltd.	2,835	262,098
*	Perion Network, Ltd.	6,767	47,318
*	Phoenix Holdings, Ltd. (The)	55,924	293,137
	Plasson Industries, Ltd.	466	20,063
	Priortech, Ltd.	1,051	15,650
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,189	142,239
	Rapac Communication & Infrastructure, Ltd.	1,869	12,145
	Sano-Brunos Enterprises, Ltd.	124	11,442
*	Scope Metals Group, Ltd.	1,901	34,382
*	Shalag Industries, Ltd.	2,338	11,131
*	Shapir Engineering and Industry, Ltd.	30,138	202,903
#*	Shikun & Binui, Ltd.	46,240	215,302
	Shufersal, Ltd.	41,493	312,294
	Summit Real Estate Holdings, Ltd.	8,875	77,337
	Tadiran Holdings, Ltd.	643	42,346
	Telsys	1,027	34,680
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	52,468	457,521
#	Victory Supermarket Chain, Ltd.	2,523	64,437
#	YD More Investments, Ltd.	3,879	12,565
	YH Dimri Construction & Development, Ltd.	1,401	41,578

TOTAL ISRAEL			12,457,828

ITALY — (2.1%)
	ACEA SpA	32,542	646,083
#*	Amplifon SpA	45,019	1,636,788
Ω	Anima Holding SpA	73,284	274,578
#*	Aquafil SpA	1,840	6,762
*	Arnoldo Mondadori Editore SpA	59,870	77,140
	Ascopiave SpA	18,488	64,118
	Assicurazioni Generali SpA	140,899	1,890,051
*	Atlantia SpA	80,572	1,236,824
*	Autogrill SpA	45,798	171,666
*	Autostrade Meridionali SpA	304	5,626
*	Avio SpA	4,827	68,489
	Azimut Holding SpA	31,298	527,567
*	B&C Speakers SpA	864	7,984
*Ω	Banca Farmafactoring SpA	37,643	173,669
*	Banca Generali SpA	20,159	574,012
*	Banca IFIS SpA	4,579	36,732
	Banca Mediolanum SpA	43,975	300,442
#*	Banca Monte dei Paschi di Siena SpA	519	627
*	Banca Popolare di Sondrio SCPA	63,681	111,932
*Ω	Banca Sistema SpA	7,802	12,878
#*	Banco BPM SpA	378,573	685,784
*	Banco di Desio e della Brianza SpA	5,932	12,975
	BasicNet SpA	13,609	45,481

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Be Shaping The Future SpA	21,403	$26,244
#	BF SpA	4,090	17,387
#*	Biesse SpA	5,151	89,021
#*	BPER Banca	383,246	455,349
#*	Brunello Cucinelli SpA	11,554	346,923
*	Cairo Communication SpA	27,194	32,046
#Ω	Carel Industries SpA	11,454	212,993
*	Cerved Group SpA	75,993	537,710
*	CIR SpA-Compagnie Industriali	143,654	62,615
*	CNH Industrial NV	172,286	1,335,850
*	Credito Emiliano SpA	18,908	74,498
	Danieli & C Officine Meccaniche SpA	8,236	74,521
#	Danieli & C Officine Meccaniche SpA	3,599	51,604
	Datalogic SpA	2,080	23,963
	Davide Campari-Milano NV	20,238	211,515
*	De’ Longhi SpA	6,670	213,318
	DeA Capital SpA	18,750	21,933
	DiaSorin SpA	6,371	1,398,617
*	Digital Bros SpA	1,430	27,957
#*	Elica SpA	6,100	18,109
*	Emak SpA	7,007	6,661
Ω	Enav SpA	3,025	10,497
*	Esprinet SpA	14,964	127,244
#*	Eurotech SpA	3,709	14,245
	Falck Renewables SpA	34,844	188,951
	Ferrari NV	8,345	1,488,787
#	Ferrari NV	6,293	1,122,797
*	Fiat Chrysler Automobiles NV	116,304	1,426,772
#*	Fiat Chrysler Automobiles NV	204,589	2,514,399
#	Fiera Milano SpA	15,355	34,568
*	Fila SpA	870	6,248
#*	Fincantieri SpA	63,031	35,368
*	FinecoBank Banca Fineco SpA	140,192	1,924,817
*	FNM SpA	43,781	23,468
#*	Geox SpA	18,566	10,132
	Gruppo MutuiOnline SpA	7,943	200,162
*	Guala Closures SpA	2,263	16,916
	Hera SpA	322,839	1,014,077
	Illimity Bank SpA	9,073	81,973
*	IMA Industria Macchine Automatiche SpA	7,778	611,932
*	IMMSI SpA	53,304	20,502
#*	Intek Group SpA	9,436	3,117
	Interpump Group SpA	20,755	783,947
*	Intesa Sanpaolo SpA	1,761,562	2,924,375
	Iren SpA	58,641	133,077
	Italgas SpA	175,037	1,011,492
	Italmobiliare SpA	1,641	53,018
*	IVS Group SA	966	4,684
*	Juventus Football Club SpA	75,941	64,613
	La Doria SpA	1,145	16,782
	Leonardo SpA	67,936	323,928
#*	Maire Tecnimont SpA	22,476	30,430
*	MARR SpA	6,740	91,245
Ω	Massimo Zanetti Beverage Group SpA	3,293	19,302
*	Mediaset SpA	106,584	181,224
	Mediobanca Banca di Credito Finanziario SpA	238,292	1,691,806
*	Moncler SpA	73,470	2,939,659
	Openjobmetis SpA agenzia per il lavoro	1,095	6,043
#*Ω	OVS SpA	55,291	49,855

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Piaggio & C SpA	38,388	$104,766
*	Prima Industrie SpA	1,531	19,265
	Prysmian SpA	47,146	1,282,956
Ω	RAI Way SpA	27,312	166,361
	Recordati Industria Chimica e Farmaceutica SpA	29,360	1,522,158
	Reno de Medici SpA	63,546	68,577
	Reply SpA	6,979	749,801
*	Rizzoli Corriere Della Sera Mediagroup SpA	49,861	26,409
	Sabaf SpA	883	12,127
	SAES Getters SpA	341	7,793
#*	Safilo Group SpA	6,117	3,612
#	Saipem SpA	155,225	273,488
*	Salvatore Ferragamo SpA	33,455	431,563
#*	Saras SpA	41,476	21,251
*	Sesa SpA	2,004	187,757
	Snam SpA	525,389	2,561,839
#*	Societa Cattolica di Assicurazioni SC	78,463	387,953
*	Sogefi SpA	15,342	15,781
	SOL SpA	10,854	142,784
	Tamburi Investment Partners SpA	20,828	129,881
*Ω	Technogym SpA	27,430	203,999
	Telecom Italia SpA	1,921,018	652,517
	Telecom Italia SpA	1,068,081	388,789
	Telecom Italia SpA, Sponsored ADR	6,420	21,269
	Tenaris SA	6,392	30,503
#	Tenaris SA, ADR	1,806	17,265
	Terna Rete Elettrica Nazionale SpA	77,373	522,406
*	Tinexta S.p.A.	5,992	128,755
*	UniCredit SpA	131,836	987,371
*Ω	Unieuro SpA	1,671	20,146
*	Unipol Gruppo SpA	142,550	519,958
	UnipolSai Assicurazioni SpA	134,616	312,642
#	Webuild SpA	12,528	13,422
	Wiit SpA	108	17,840
	Zignago Vetro SpA	1,344	19,400

TOTAL ITALY			46,981,898

JAPAN — (23.9%)
	77 Bank, Ltd. (The)	11,200	156,628
	A&A Material Corp.	800	8,061
#	A&D Co., Ltd.	7,000	41,370
	ABC-Mart, Inc.	3,100	157,246
	Abist Co., Ltd.	500	12,747
	Achilles Corp.	4,400	66,404
	Acom Co., Ltd.	58,800	264,248
	Adastria Co., Ltd.	10,700	185,719
	ADEKA Corp.	40,300	521,151
	Ad-sol Nissin Corp.	1,500	37,637
	Advan Co., Ltd.	3,300	40,073
	Advantage Risk Management Co., Ltd.	1,200	7,553
	Advantest Corp.	32,300	1,870,912
	Adventure, Inc.	300	12,599
	Adways, Inc.	9,200	35,748
	Aeon Co., Ltd.	85,999	2,197,118
	Aeon Delight Co., Ltd.	6,700	176,383
	Aeon Fantasy Co., Ltd.	2,500	48,248
	AEON Financial Service Co., Ltd.	31,600	323,642
	Aeon Hokkaido Corp.	3,500	29,545
#	Aeria, Inc.	1,500	6,519

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	AFC-HD AMS Life Science Co., Ltd.	2,000	$13,094
*	Ahresty Corp.	1,800	5,187
	Ai Holdings Corp.	4,400	77,362
	Aica Kogyo Co., Ltd.	6,800	229,025
	Aichi Bank, Ltd. (The)	2,000	54,733
	Aichi Corp.	11,000	95,244
	Aichi Steel Corp.	3,200	77,025
	Aichi Tokei Denki Co., Ltd.	800	33,910
	Aida Engineering, Ltd.	19,900	152,202
*	Aiful Corp.	102,800	305,121
	Ain Holdings, Inc.	8,800	615,538
	Aiphone Co., Ltd.	3,600	50,430
	Air Water, Inc.	70,700	1,010,148
	Airport Facilities Co., Ltd.	2,400	9,950
	Aisan Industry Co., Ltd.	8,200	35,147
	Aisin Seiki Co., Ltd.	16,800	509,008
#	Aizawa Securities Co., Ltd.	5,900	39,238
	Ajis Co., Ltd.	2,400	68,277
	Akatsuki Corp.	6,800	16,983
	Akatsuki, Inc.	2,100	93,562
*	Akebono Brake Industry Co., Ltd.	17,600	23,483
	Akita Bank, Ltd. (The)	4,000	54,223
	Albis Co., Ltd.	2,400	58,036
	Alconix Corp.	2,300	32,560
	Alfresa Holdings Corp.	35,000	640,848
	Alinco, Inc.	5,700	47,703
#	Alleanza Holdings Co., Ltd.	1,400	18,485
	Alpen Co., Ltd.	5,500	106,947
	Alpha Corp.	800	7,254
	Alpha Systems, Inc.	1,000	30,233
	Alps Alpine Co., Ltd.	39,916	575,881
	Alps Logistics Co., Ltd.	3,600	27,560
	Altech Corp.	10,500	193,981
	Amada Co., Ltd.	87,200	758,959
	Amano Corp.	9,300	218,889
	Amiyaki Tei Co., Ltd.	1,100	29,782
	Amuse, Inc.	3,200	77,836
	Anabuki Kosan, Inc.	2,300	34,934
	Anest Iwata Corp.	7,400	59,247
#	Anritsu Corp.	44,700	978,593
	AOI TYO Holdings, Inc.	7,300	28,116
	AOKI Holdings, Inc.	5,800	25,211
	Aomori Bank, Ltd. (The)	3,400	75,108
#	Aoyama Trading Co., Ltd.	12,300	58,594
	Aoyama Zaisan Networks Co., Ltd.	5,000	79,084
	Aozora Bank, Ltd.	21,700	356,510
	Apaman Co., Ltd.	1,700	8,827
	Arakawa Chemical Industries, Ltd.	5,000	55,400
	Arata Corp.	3,000	145,792
	Arcland Sakamoto Co., Ltd.	6,200	119,447
	Arcland Service Holdings Co., Ltd.	3,700	70,944
	Arcs Co., Ltd.	14,223	314,862
	Ardepro Co., Ltd.	83,300	38,460
	Arealink Co., Ltd.	5,400	48,146
	Argo Graphics, Inc.	4,700	144,578
	Ariake Japan Co., Ltd.	1,900	121,714
	Arisawa Manufacturing Co., Ltd.	4,400	38,433
#	Artiza Networks, Inc.	1,900	29,933
	Artnature, Inc.	4,700	27,235

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Aruhi Corp.	2,500	$44,887
	As One Corp.	2,200	317,942
	Asahi Broadcasting Group Holdings Corp.	2,300	14,886
	Asahi Co., Ltd.	2,300	37,995
	Asahi Diamond Industrial Co., Ltd.	14,700	67,455
	Asahi Group Holdings, Ltd.	51,700	1,599,966
	Asahi Holdings, Inc.	24,300	792,420
	Asahi Intecc Co., Ltd.	33,200	1,028,807
	Asahi Intelligence Service Co., Ltd.	700	8,216
	Asahi Kasei Corp.	307,400	2,663,797
	Asahi Kogyosha Co., Ltd.	2,100	56,432
	Asahi Net, Inc.	7,400	66,722
	Asahi Yukizai Corp.	5,300	68,611
	Asante, Inc.	900	12,832
	Asanuma Corp.	2,500	96,588
	Asax Co., Ltd.	1,700	11,654
	Ashimori Industry Co., Ltd.	800	6,881
	Asia Pile Holdings Corp.	3,100	13,505
	Asics Corp.	39,100	488,495
	ASKA Pharmaceutical Co., Ltd.	5,600	70,635
	ASKUL Corp.	8,900	341,816
	Astellas Pharma, Inc.	215,500	2,955,138
	Asukanet Co., Ltd.	700	7,389
	Ateam, Inc.	6,100	49,035
	Atom Corp.	13,700	109,866
	Atsugi Co., Ltd.	3,300	16,317
*	Aucnet, Inc.	600	7,977
	Autobacs Seven Co., Ltd.	39,300	503,097
	Avant Corp.	8,000	83,494
#	Avantia Co., Ltd.	4,000	32,639
	Avex, Inc.	8,900	85,978
	Awa Bank, Ltd. (The)	4,000	96,224
	Axial Retailing, Inc.	4,600	195,393
	Azbil Corp.	16,000	649,333
	Bandai Namco Holdings, Inc.	25,100	1,875,843
	Bando Chemical Industries, Ltd.	5,300	28,932
	Bank of Iwate, Ltd. (The)	3,300	74,081
	Bank of Kochi, Ltd. (The)	2,500	17,981
	Bank of Kyoto, Ltd. (The)	7,600	335,650
	Bank of Nagoya, Ltd. (The)	1,900	47,189
	Bank of Okinawa, Ltd. (The)	4,080	114,512
	Bank of Saga, Ltd. (The)	2,600	32,022
	Bank of the Ryukyus, Ltd.	6,200	51,132
#	Bank of Toyama, Ltd. (The)	600	17,059
	Baroque Japan, Ltd.	6,000	36,537
	BayCurrent Consulting, Inc.	4,800	621,073
*	Beaglee, Inc.	1,800	37,792
#	Beauty Garage, Inc.	1,000	26,549
#	Beenos, Inc.	6,500	100,198
	Belc Co., Ltd.	3,100	190,295
	Bell System24 Holdings, Inc.	14,500	218,848
	Belluna Co., Ltd.	17,600	144,098
	Benefit One, Inc.	21,100	528,021
	Benesse Holdings, Inc.	22,000	518,668
	BeNEXT Group, Inc.	18,800	176,270
#*	Bengo4.com, Inc.	600	79,411
	Bic Camera, Inc.	26,900	297,096
	Biofermin Pharmaceutical Co., Ltd.	1,000	22,725
	BML, Inc.	5,500	154,629

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bourbon Corp.	1,000	$17,669
	BP Castrol K.K.	2,500	28,976
	Br Holdings Corp.	2,900	21,976
#*	BrainPad, Inc.	600	22,936
	Broadleaf Co., Ltd.	34,300	179,415
	BRONCO BILLY Co., Ltd.	1,000	21,590
	Brother Industries, Ltd.	52,700	814,330
	Bull-Dog Sauce Co., Ltd.	1,100	13,269
	Bunka Shutter Co., Ltd.	19,800	155,457
#	Business Brain Showa-Ota, Inc.	2,800	43,559
	C Uyemura & Co., Ltd.	2,500	162,793
	CAC Holdings Corp.	5,100	63,853
	Calbee, Inc.	3,200	98,165
	Can Do Co., Ltd.	2,000	36,673
	Canare Electric Co., Ltd.	1,100	17,897
	Canon Electronics, Inc.	3,600	49,666
	Canon Marketing Japan, Inc.	14,600	311,025
	Canon, Inc., Sponsored ADR	14,250	248,662
	Canon, Inc.	37,800	657,954
	Capcom Co., Ltd.	15,700	858,657
	Career Design Center Co., Ltd.	1,800	16,825
#	Carlit Holdings Co., Ltd.	6,900	33,959
	Casa, Inc.	3,100	36,713
	Casio Computer Co., Ltd.	55,500	843,165
	Cawachi, Ltd.	5,100	144,652
	CDS Co., Ltd.	300	3,738
	Central Automotive Products, Ltd.	2,300	44,801
	Central Japan Railway Co.	7,055	853,084
	Central Security Patrols Co., Ltd.	3,400	105,341
#	Central Sports Co., Ltd.	1,100	23,277
#	Ceres, Inc.	600	11,661
#*	Change, Inc.	4,000	306,515
	Charm Care Corp. KK	2,200	23,639
	Chiba Bank, Ltd. (The)	13,800	71,281
	Chiba Kogyo Bank, Ltd. (The)	8,900	19,438
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	3,700	59,781
#	Chino Corp.	2,000	26,037
	Chiyoda Co., Ltd.	5,300	46,636
	Chiyoda Integre Co., Ltd.	1,700	25,083
	Chodai Co., Ltd.	2,900	34,246
	Chofu Seisakusho Co., Ltd.	5,400	109,974
	Chori Co., Ltd.	700	10,524
	Chubu Shiryo Co., Ltd.	4,100	54,447
	Chudenko Corp.	11,100	225,606
	Chuetsu Pulp & Paper Co., Ltd.	2,000	23,448
	Chugai Pharmaceutical Co., Ltd.	80,100	3,091,859
	Chugai Ro Co., Ltd.	1,900	26,124
	Chugoku Bank, Ltd. (The)	26,800	232,173
	Chugoku Marine Paints, Ltd.	16,500	157,516
	Chukyo Bank, Ltd. (The)	1,900	38,306
	Chuo Spring Co., Ltd.	500	14,056
	Chuo Warehouse Co., Ltd.	1,000	11,178
	CI Takiron Corp.	15,400	98,391
	Citizen Watch Co., Ltd.	49,700	131,671
	CK-San-Etsu Co., Ltd.	900	29,477
	Cleanup Corp.	7,400	33,735
	CMIC Holdings Co., Ltd.	4,200	51,736
	Coca-Cola Bottlers Japan Holdings, Inc.	30,100	424,889
	cocokara fine, Inc.	5,600	367,899

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Colowide Co., Ltd.	10,500	$157,212
	Computer Engineering & Consulting, Ltd.	10,700	152,653
	Computer Institute of Japan, Ltd.	1,600	14,630
	COMSYS Holdings Corp.	30,621	778,099
	Comture Corp.	7,000	178,086
	Concordia Financial Group, Ltd.	129,168	426,390
	CONEXIO Corp.	9,700	116,775
	Core Corp.	1,700	21,481
	Corona Corp.	4,800	43,250
	Cosel Co., Ltd.	9,300	89,027
	Cosmos Pharmaceutical Corp.	4,000	679,358
	Cota Co., Ltd.	4,011	50,240
	Create Medic Co., Ltd.	1,600	15,327
#*	Create Restaurants Holdings, Inc.	13,700	71,695
	Create SD Holdings Co., Ltd.	8,800	283,799
	Creek & River Co., Ltd.	8,200	78,534
	Cresco, Ltd.	5,100	58,792
	CTI Engineering Co., Ltd.	5,900	107,868
	CTS Co., Ltd.	5,700	49,844
	Curves Holdings Co., Ltd.	4,300	26,419
	CyberAgent, Inc.	18,200	1,144,750
	Cybernet Systems Co., Ltd.	7,300	61,785
	Cyberstep, Inc.	3,400	29,264
	Cybozu, Inc.	6,800	196,221
	Dai Nippon Printing Co., Ltd.	17,100	318,563
	Dai Nippon Toryo Co., Ltd.	10,800	100,386
	Daibiru Corp.	8,900	100,781
	Daicel Corp.	55,500	396,084
#	Dai-Dan Co., Ltd.	7,000	171,567
	Daido Kogyo Co., Ltd.	1,000	5,769
	Daido Metal Co., Ltd.	9,000	43,632
	Daido Steel Co., Ltd.	8,300	271,827
	Daidoh, Ltd.	5,000	9,331
	Daifuku Co., Ltd.	13,400	1,381,778
	Daihatsu Diesel Manufacturing Co., Ltd.	4,300	16,571
	Daihen Corp.	5,000	193,365
	Daiho Corp.	4,200	134,950
	Dai-Ichi Cutter Kogyo K.K.	1,000	20,531
	Daiichi Jitsugyo Co., Ltd.	2,700	96,096
	Daiichi Kensetsu Corp.	2,300	39,428
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	8,000	52,459
	Dai-ichi Life Holdings, Inc.	105,500	1,575,686
	Daiichi Sankyo Co., Ltd.	88,500	2,335,837
	Daiken Corp.	5,400	101,141
	Daiken Medical Co., Ltd.	1,900	9,441
	Daiki Aluminium Industry Co., Ltd.	12,800	79,183
	Daikin Industries, Ltd.	18,000	3,368,398
	Daikoku Denki Co., Ltd.	2,000	17,465
	Daikokutenbussan Co., Ltd.	2,800	152,330
	Dainichi Co., Ltd.	4,100	29,263
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	7,200	149,290
	Daiohs Corp.	1,000	8,975
	Daiseki Co., Ltd.	4,900	124,734
	Daishi Hokuetsu Financial Group, Inc.	5,500	105,632
	Daisue Construction Co., Ltd.	2,300	17,952
	Daito Bank, Ltd. (The)	2,000	11,354
	Daito Pharmaceutical Co., Ltd.	3,600	137,528
	Daito Trust Construction Co., Ltd.	21,600	1,964,847
	Daitron Co., Ltd.	1,100	15,552

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwa House Industry Co., Ltd.	116,300	$3,055,754
	Daiwa Industries, Ltd.	13,400	120,322
	Daiwa Securities Group, Inc.	105,200	426,251
	Daiwabo Holdings Co., Ltd.	6,500	425,517
	DCM Holdings Co., Ltd.	33,300	412,609
#	Dear Life Co., Ltd.	13,500	48,779
	Delica Foods Holdings Co., Ltd.	2,200	12,676
	DeNA Co., Ltd.	21,200	361,716
	Denka Co., Ltd.	11,100	341,966
	Densan System Co., Ltd.	3,200	106,342
	Denso Corp.	43,200	2,012,971
	Dentsu Group, Inc.	45,000	1,297,261
	Denyo Co., Ltd.	6,000	133,953
	Dexerials Corp.	11,300	129,272
	DIC Corp.	33,400	813,150
	Digital Arts, Inc.	3,000	212,009
	Digital Garage, Inc.	5,500	195,554
	Digital Hearts Holdings Co., Ltd.	5,000	47,362
	Digital Information Technologies Corp.	1,100	14,070
	Dip Corp.	10,900	209,426
	Disco Corp.	1,600	431,853
	DKK Co., Ltd.	1,700	42,278
	DKS Co., Ltd.	2,300	95,034
	DMG Mori Co., Ltd.	58,500	782,170
	Doshisha Co., Ltd.	8,900	163,763
#	Double Standard, Inc.	500	21,944
	Doutor Nichires Holdings Co., Ltd.	6,100	85,631
	Dowa Holdings Co., Ltd.	16,500	472,211
*	Dream Incubator, Inc.	1,600	22,423
*	Drecom Co., Ltd.	4,200	35,165
	DTS Corp.	10,900	211,994
	Duskin Co., Ltd.	10,600	270,580
	Dvx, Inc.	1,300	12,781
#	DyDo Group Holdings, Inc.	3,100	160,401
	Eagle Industry Co., Ltd.	6,100	48,528
	East Japan Railway Co.	14,800	773,943
	EAT& Holdings Co, Ltd.	1,300	22,697
	Ebara Corp.	26,100	725,488
	Ebara Foods Industry, Inc.	1,900	41,648
	Ebara Jitsugyo Co., Ltd.	1,000	30,431
	Ebase Co., Ltd.	5,200	48,267
	Eco’s Co., Ltd.	5,100	108,814
#	EDION Corp.	23,600	232,455
	EF-ON, Inc.	8,900	66,624
	eGuarantee, Inc.	8,800	195,980
*	E-Guardian, Inc.	3,000	90,885
	Ehime Bank, Ltd. (The)	6,199	66,444
	Eidai Co., Ltd.	3,400	9,807
	Eiken Chemical Co., Ltd.	3,000	57,394
	Eisai Co., Ltd.	19,700	1,531,744
	Eizo Corp.	5,400	203,821
	Elan Corp.	1,800	40,750
	Elecom Co., Ltd.	4,500	225,362
	Elematec Corp.	8,200	75,128
	EM Systems Co., Ltd.	4,000	30,161
	Endo Lighting Corp.	1,800	10,301
	Enigmo, Inc.	6,800	91,172
	en-japan, Inc.	22,500	494,676
	Enplas Corp.	2,000	43,795

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Entrust, Inc.	2,900	$25,484
	EPS Holdings, Inc.	7,100	64,321
	eRex Co., Ltd.	11,600	129,961
	ES-Con Japan, Ltd.	14,500	117,806
	Escrow Agent Japan, Inc.	4,000	11,804
	Eslead Corp.	3,100	39,136
	ESPEC Corp.	4,200	67,947
	Exedy Corp.	8,700	109,681
	Ezaki Glico Co., Ltd.	9,200	381,574
	Faith, Inc.	2,300	19,597
	FALCO HOLDINGS Co., Ltd.	3,600	51,925
	FAN Communications, Inc.	18,100	81,057
	Fancl Corp.	36,400	1,146,998
	FANUC Corp.	8,900	1,879,899
	Fast Retailing Co., Ltd.	8,300	5,789,596
	FCC Co., Ltd.	13,700	262,895
*	FDK Corp.	900	7,665
	Feed One Co., Ltd.	3,320	28,917
	Ferrotec Holdings Corp.	6,000	57,968
#*	FFRI Security, Inc.	1,900	51,969
	Fibergate, Inc.	1,200	21,199
	FIDEA Holdings Co., Ltd.	35,900	34,817
	Fields Corp.	3,500	10,883
#	Financial Products Group Co., Ltd.	28,500	123,927
	FINDEX, Inc.	5,100	62,599
	First Bank of Toyama, Ltd. (The)	8,100	21,742
*	First Brothers Co., Ltd.	900	8,115
	First Juken Co., Ltd.	2,300	21,692
#	Fixstars Corp.	3,700	34,980
	FJ Next Co., Ltd.	5,400	47,507
#	Focus Systems Corp.	3,300	27,909
#	Forval Corp.	1,100	10,351
	Foster Electric Co., Ltd.	6,000	69,025
	FP Corp.	18,000	717,870
	France Bed Holdings Co., Ltd.	5,100	41,156
	Freebit Co., Ltd.	1,600	13,118
#	Freund Corp.	800	5,259
	F-Tech, Inc.	1,700	8,263
	FTGroup Co., Ltd.	2,400	31,358
	Fudo Tetra Corp.	3,400	47,631
	Fuji Co., Ltd.	3,700	68,503
	Fuji Corp.	15,400	309,601
	Fuji Corp.	1,100	21,876
	Fuji Corp., Ltd.	9,000	46,151
	Fuji Die Co., Ltd.	1,600	9,535
	Fuji Electric Co., Ltd.	14,700	445,747
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	11,944
	Fuji Media Holdings, Inc.	13,300	127,912
*	Fuji Oil Co., Ltd.	14,000	24,631
	Fuji Pharma Co., Ltd.	2,800	31,130
	Fuji Seal International, Inc.	15,000	280,182
#	Fuji Soft, Inc.	5,600	299,519
	Fujicco Co., Ltd.	3,200	61,330
	FUJIFILM Holdings Corp.	13,700	698,598
	Fujikura Composites, Inc.	5,200	16,877
	Fujikura Kasei Co., Ltd.	12,000	54,436
	Fujikura, Ltd.	89,200	236,420
	Fujimori Kogyo Co., Ltd.	6,100	249,897
	Fujio Food Group, Inc.	2,400	31,849

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujisash Co., Ltd.	25,100	$19,505
	Fujishoji Co., Ltd.	2,500	17,292
	Fujitec Co., Ltd.	17,600	383,513
	Fujitsu General, Ltd.	10,200	283,113
	Fujitsu, Ltd.	21,800	2,579,258
	Fujiya Co., Ltd.	1,500	33,349
	FuKoKu Co., Ltd.	2,000	12,485
	Fukuda Corp.	2,100	100,470
	Fukuda Denshi Co., Ltd.	1,300	87,886
	Fukui Bank, Ltd. (The)	4,700	84,067
	Fukui Computer Holdings, Inc.	2,800	85,799
	Fukuoka Financial Group, Inc.	26,332	440,465
	Fukushima Bank, Ltd. (The)	3,300	7,014
	Fukushima Galilei Co., Ltd.	3,100	116,011
	Fukuyama Transporting Co., Ltd.	3,900	163,457
	FULLCAST Holdings Co., Ltd.	12,500	185,728
*	Funai Electric Co., Ltd.	5,700	23,791
	Funai Soken Holdings, Inc.	13,550	293,105
#	Furukawa Battery Co., Ltd. (The)	2,000	20,516
	Furukawa Co., Ltd.	9,100	94,123
	Furukawa Electric Co., Ltd.	12,800	320,772
	Furuno Electric Co., Ltd.	3,500	39,054
	Furusato Industries, Ltd.	3,800	48,013
	Furyu Corp.	5,900	70,978
	Fuso Chemical Co., Ltd.	5,600	191,293
	Fuso Pharmaceutical Industries, Ltd.	1,300	32,807
	Futaba Corp.	6,100	51,945
	Futaba Industrial Co., Ltd.	16,200	81,783
	Future Corp.	8,100	138,654
	Fuyo General Lease Co., Ltd.	10,100	579,922
	G-7 Holdings, Inc.	4,700	107,972
#*	GA Technologies Co., Ltd.	2,700	74,944
	Gakkyusha Co., Ltd.	3,400	34,648
#	Gakujo Co., Ltd.	1,900	17,714
	GCA Corp.	4,100	25,669
	Gecoss Corp.	3,400	29,668
	Genki Sushi Co., Ltd.	2,100	45,258
	Genky DrugStores Co., Ltd.	4,300	177,082
	Geo Holdings Corp.	13,700	203,841
	Giken, Ltd.	5,400	191,256
	GL Sciences, Inc.	1,000	26,694
	GLOBERIDE, Inc.	3,500	114,628
	Glory, Ltd.	17,500	368,873
	Glosel Co., Ltd.	3,100	11,943
#	GMO Financial Holdings, Inc.	12,400	71,293
	GMO GlobalSign Holdings K.K.	2,700	284,700
	GMO internet, Inc.	22,000	586,789
	GMO Payment Gateway, Inc.	8,000	980,228
	Goldcrest Co., Ltd.	6,000	76,664
	Goldwin, Inc.	5,800	432,634
	Grace Technology, Inc.	1,500	81,745
	Grandy House Corp.	4,800	15,961
	Gree, Inc.	38,300	199,716
#	Greens Co., Ltd.	1,400	6,069
	GS Yuasa Corp.	14,800	258,328
	GSI Creos Corp.	1,800	31,299
	G-Tekt Corp.	7,000	78,872
	Gumi, Inc.	3,800	30,967
	Gun-Ei Chemical Industry Co., Ltd.	1,700	39,443

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	GungHo Online Entertainment, Inc.	18,710	$464,889
	Gunma Bank, Ltd. (The)	20,700	65,672
	H.U. Group Holdings, Inc.	16,500	419,798
	H2O Retailing Corp.	29,760	195,541
	HABA Laboratories, Inc.	700	27,806
	Hachijuni Bank, Ltd. (The)	59,300	218,999
#	Hagihara Industries, Inc.	3,200	45,630
	Hagiwara Electric Holdings Co., Ltd.	2,100	43,354
	Hagoromo Foods Corp.	700	20,932
	Hakudo Co., Ltd.	2,100	26,487
	Hakuhodo DY Holdings, Inc.	91,300	1,163,269
	Hakuto Co., Ltd.	6,500	68,385
	Halows Co., Ltd.	2,600	81,678
	Hamakyorex Co., Ltd.	3,400	96,466
	Hamamatsu Photonics KK	5,500	276,758
	Hamee Corp.	1,600	27,250
	Hankyu Hanshin Holdings, Inc.	17,300	528,227
	Hanwa Co., Ltd.	16,700	323,774
	Happinet Corp.	7,500	100,417
	Hard Off Corp. Co., Ltd.	1,800	11,361
#	Harima Chemicals Group, Inc.	5,900	60,897
	Harmonic Drive Systems, Inc.	5,300	351,059
	Haruyama Holdings, Inc.	2,900	18,380
	Haseko Corp.	143,000	1,714,447
#	Hashimoto Sogyo Holdings Co., Ltd.	1,100	25,032
	Hazama Ando Corp.	56,100	348,529
	Heiwa Corp.	11,300	182,688
	Heiwa Real Estate Co., Ltd.	8,100	236,476
	Heiwado Co., Ltd.	9,900	201,014
	Helios Techno Holding Co., Ltd.	4,500	12,772
	Hibino Corp.	800	9,056
	Hibiya Engineering, Ltd.	6,300	101,826
	Hiday Hidaka Corp.	4,523	73,717
	Hikari Tsushin, Inc.	3,600	844,361
#	HI-LEX Corp.	4,100	43,318
	Hino Motors, Ltd.	111,900	857,347
#	Hinokiya Group Co., Ltd.	72	1,406
	Hioki EE Corp.	1,900	66,995
	Hirakawa Hewtech Corp.	3,700	37,065
*	Hiramatsu, Inc.	2,800	4,937
	Hirano Tecseed Co., Ltd.	2,700	40,197
	Hirata Corp.	400	24,896
	Hirogin Holdings, Inc.	37,000	201,377
	Hirose Electric Co., Ltd.	1,625	226,825
#	Hirose Tusyo, Inc.	800	15,343
	Hiroshima Gas Co., Ltd.	11,900	41,050
#*	HIS Co., Ltd.	13,100	176,655
	Hisaka Works, Ltd.	6,700	56,619
	Hisamitsu Pharmaceutical Co., Inc.	10,100	483,125
	Hitachi Capital Corp.	28,900	611,209
	Hitachi Construction Machinery Co., Ltd.	20,200	498,183
	Hitachi Metals, Ltd.	29,210	387,362
	Hitachi Transport System, Ltd.	19,400	614,956
	Hitachi Zosen Corp.	54,400	219,084
	Hitachi, Ltd.	43,100	1,452,655
	Hitachi, Ltd., ADR	3,100	208,196
	Hito Communications Holdings, Inc.	800	10,394
	Hochiki Corp.	3,700	43,073
	Hodogaya Chemical Co., Ltd.	1,800	80,067

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hogy Medical Co., Ltd.	2,900	$85,089
	Hokkaido Coca-Cola Bottling Co., Ltd.	1,100	42,168
	Hokkaido Gas Co., Ltd.	5,700	81,363
	Hokkan Holdings, Ltd.	3,800	48,669
	Hokko Chemical Industry Co., Ltd.	6,700	63,796
	Hokkoku Bank, Ltd. (The)	2,700	76,833
	Hokuetsu Corp.	37,500	123,873
	Hokuetsu Industries Co., Ltd.	5,200	50,404
	Hokuhoku Financial Group, Inc.	23,900	226,796
	Hokuriku Electric Industry Co., Ltd.	1,800	16,198
#	Hokuriku Electrical Construction Co., Ltd.	6,100	66,898
	Holon Co., Ltd.	400	17,386
	Honda Motor Co., Ltd., Sponsored ADR	20,519	484,659
	Honda Motor Co., Ltd.	101,600	2,403,138
	Honda Tsushin Kogyo Co., Ltd.	3,200	14,070
#	H-One Co., Ltd.	6,200	33,973
	Honeys Holdings Co., Ltd.	6,200	57,535
	Hoosiers Holdings	13,800	87,910
	Horiba, Ltd.	14,400	708,356
	Hoshizaki Corp.	6,700	535,057
	Hosokawa Micron Corp.	1,600	80,262
	Hotland Co., Ltd.	4,400	51,011
	House Foods Group, Inc.	14,800	489,924
	Howa Machinery, Ltd.	1,900	14,467
	Hulic Co., Ltd.	81,600	755,852
	Hyakugo Bank, Ltd. (The)	45,200	138,417
	Hyakujushi Bank, Ltd. (The)	2,500	39,807
#*	I K K, Inc.	1,800	11,285
	IBJ, Inc.	8,500	75,916
	Ichibanya Co., Ltd.	2,100	106,534
	Ichigo, Inc.	117,200	332,220
	Ichiken Co., Ltd.	2,100	32,495
	Ichikoh Industries, Ltd.	9,000	39,263
	Ichimasa Kamaboko Co., Ltd.	1,300	12,966
	Ichinen Holdings Co., Ltd.	8,600	99,641
	Ichiyoshi Securities Co., Ltd.	9,800	39,192
	Icom, Inc.	3,400	88,607
#	ID Holdings Corp.	1,800	23,273
	Idec Corp.	8,500	146,791
	IDOM, Inc.	23,100	126,433
	Ihara Science Corp.	1,300	20,616
	IHI Corp.	61,500	744,810
	Iida Group Holdings Co., Ltd.	22,120	400,198
	IJTT Co., Ltd.	2,200	9,875
	Ikegami Tsushinki Co., Ltd.	1,000	7,684
	I’ll, Inc.	800	10,316
#	Imagica Group, Inc.	4,300	15,632
	Imasen Electric Industrial	2,500	14,019
	Imuraya Group Co., Ltd.	900	20,531
	Inaba Denki Sangyo Co., Ltd.	9,100	219,068
	Inaba Seisakusho Co., Ltd.	3,300	42,187
	Inabata & Co., Ltd.	8,200	95,127
	Ines Corp.	500	7,139
	I-Net Corp.	2,600	37,582
	Infocom Corp.	9,300	336,880
	Infomart Corp.	63,800	527,628
	Information Services International-Dentsu, Ltd.	3,900	244,908
	Innotech Corp.	2,000	18,057
	Insource Co., Ltd.	1,425	37,313

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Intage Holdings, Inc.	12,400	$113,790
	Intelligent Wave, Inc.	3,200	21,762
#	Inter Action Corp.	1,700	28,448
	Internet Initiative Japan, Inc.	12,600	563,730
#	Inui Global Logistics Co., Ltd.	1,600	13,920
	I-O Data Device, Inc.	5,200	50,189
	I-PEX, Inc.	1,300	23,126
	IR Japan Holdings, Ltd.	3,800	420,724
	I’rom Group Co., Ltd.	1,500	25,180
	ISB Corp.	1,100	27,707
	Iseki & Co., Ltd.	5,600	72,165
	Isetan Mitsukoshi Holdings, Ltd.	98,440	479,417
#	Ishihara Chemical Co., Ltd.	3,100	62,196
	Ishihara Sangyo Kaisha, Ltd.	8,000	51,959
	Ishii Iron Works Co., Ltd.	500	13,372
	Ishizuka Glass Co., Ltd.	700	12,383
	Isolite Insulating Products Co., Ltd.	1,800	7,942
	Isuzu Motors, Ltd.	117,500	953,335
	Itfor, Inc.	5,400	43,715
	ITmedia, Inc.	3,800	87,279
	Ito En, Ltd.	14,000	886,665
	Itochu Enex Co., Ltd.	28,700	269,990
	Itochu Techno-Solutions Corp.	13,900	471,591
	Itochu-Shokuhin Co., Ltd.	1,900	99,389
	Itoki Corp.	10,500	34,135
*	Itokuro, Inc.	1,000	14,280
	IwaiCosmo Holdings, Inc.	3,900	47,517
	Iwaki & Co., Ltd.	8,200	39,716
	Iwasaki Electric Co., Ltd.	1,900	24,445
	Iwatani Corp.	15,500	703,274
*	Iwatsu Electric Co., Ltd.	1,800	14,455
	Iwatsuka Confectionery Co., Ltd.	800	28,000
	Iyo Bank, Ltd. (The)	43,700	274,257
	Izumi Co., Ltd.	13,500	457,836
	J Front Retailing Co., Ltd.	36,700	279,662
#	J Trust Co., Ltd.	11,200	23,817
	JAC Recruitment Co., Ltd.	10,500	125,707
	Jaccs Co., Ltd.	7,000	122,245
	Jafco Group Co., Ltd.	9,100	411,557
	Jalux, Inc.	1,700	22,796
	Jamco Corp.	7,000	39,477
	Janome Sewing Machine Co., Ltd.	1,200	6,573
#	Japan Airport Terminal Co., Ltd.	8,700	377,852
#*	Japan Animal Referral Medical Center Co., Ltd.	600	13,773
#	Japan Asia Group, Ltd.	6,800	22,210
*	Japan Asset Marketing Co., Ltd.	39,200	41,942
	Japan Aviation Electronics Industry, Ltd.	10,000	137,715
	Japan Best Rescue System Co., Ltd.	6,900	65,982
	Japan Cash Machine Co., Ltd.	3,800	18,797
#*	Japan Display, Inc.	48,200	23,609
	Japan Electronic Materials Corp.	2,800	46,187
	Japan Elevator Service Holdings Co., Ltd.	6,300	242,145
	Japan Exchange Group, Inc.	60,800	1,484,324
#	Japan Foundation Engineering Co., Ltd.	11,300	46,204
#	Japan Investment Adviser Co., Ltd.	1,500	18,020
	Japan Lifeline Co., Ltd.	17,100	220,661
	Japan Material Co., Ltd.	9,800	126,634
	Japan Medical Dynamic Marketing, Inc.	4,600	97,079
	Japan Post Holdings Co., Ltd.	86,600	594,201

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Japan Post Insurance Co., Ltd.	28,000	$443,831
#	Japan Property Management Center Co., Ltd.	900	11,616
	Japan Pulp & Paper Co., Ltd.	3,900	136,163
	Japan Securities Finance Co., Ltd.	30,400	143,198
	Japan Steel Works, Ltd. (The)	11,400	243,713
	Japan Transcity Corp.	3,000	14,011
	Japan Wool Textile Co., Ltd. (The)	15,200	147,655
#	Jastec Co., Ltd.	1,600	21,794
	JBCC Holdings, Inc.	3,900	56,565
	JCR Pharmaceuticals Co., Ltd.	7,600	196,811
	JCU Corp.	10,300	323,506
	Jeol, Ltd.	10,300	328,284
	JFE Systems, Inc.	800	26,813
	JGC Holdings Corp.	57,200	470,320
#*	JIG-SAW, Inc.	300	20,590
	Jimoto Holdings, Inc.	1,080	9,584
	JINS Holdings, Inc.	3,800	275,403
#	JK Holdings Co., Ltd.	4,400	32,797
	JM Holdings Co., Ltd.	3,700	84,161
	JMS Co., Ltd.	3,800	30,972
	Joban Kosan Co., Ltd.	1,000	13,666
	J-Oil Mills, Inc.	1,700	60,049
	Joshin Denki Co., Ltd.	4,300	106,640
	Joyful Honda Co., Ltd.	8,900	138,449
	JP-Holdings, Inc.	20,800	59,511
	JSB Co., Ltd.	600	17,022
	JSP Corp.	7,700	109,615
	JSR Corp.	26,600	601,214
	JTEKT Corp.	45,600	363,375
	Juki Corp.	10,400	44,084
	Juroku Bank, Ltd. (The)	4,800	88,046
	Justsystems Corp.	8,900	582,092
	JVCKenwood Corp.	44,520	60,234
	K&O Energy Group, Inc.	2,600	35,807
	Kadokawa Corp.	13,002	395,438
	Kadoya Sesame Mills, Inc.	500	18,535
	Kagome Co., Ltd.	7,600	260,312
	Kajima Corp.	159,001	1,698,999
	Kakaku.com, Inc.	25,800	681,827
	Kaken Pharmaceutical Co., Ltd.	9,700	382,045
	Kamakura Shinsho, Ltd.	3,400	33,634
	Kameda Seika Co., Ltd.	1,100	49,808
	Kamei Corp.	3,000	30,301
	Kamigumi Co., Ltd.	20,400	364,974
	Kanaden Corp.	7,800	104,021
	Kanagawa Chuo Kotsu Co., Ltd.	1,100	40,489
	Kanamic Network Co., Ltd.	7,600	57,647
#	Kanamoto Co., Ltd.	11,600	239,305
	Kandenko Co., Ltd.	28,500	213,872
	Kaneka Corp.	15,100	422,562
	Kaneko Seeds Co., Ltd.	2,800	40,576
	Kanematsu Corp.	27,700	328,449
	Kanematsu Electronics, Ltd.	3,500	141,486
	Kanemi Co., Ltd.	400	11,437
	Kansai Mirai Financial Group, Inc.	22,215	80,974
	Kansai Paint Co., Ltd.	21,700	559,472
	Kansai Super Market, Ltd.	3,700	42,510
	Kanto Denka Kogyo Co., Ltd.	1,700	11,472
	Kao Corp.	33,200	2,363,796

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kappa Create Co., Ltd.	400	$5,443
	Kasai Kogyo Co., Ltd.	9,100	30,210
	Katakura Industries Co., Ltd.	7,900	87,320
	Katitas Co., Ltd.	16,600	470,957
	Kato Sangyo Co., Ltd.	4,200	139,549
	Kato Works Co., Ltd.	3,900	37,887
	KAWADA TECHNOLOGIES, Inc.	900	37,571
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	30,552
*	Kawasaki Heavy Industries, Ltd.	55,300	660,677
	KDDI Corp.	220,600	5,968,331
	KeePer Technical Laboratory Co., Ltd.	6,600	93,705
	Keihan Holdings Co., Ltd.	10,800	410,294
	Keihanshin Building Co., Ltd.	4,500	81,615
	Keikyu Corp.	23,500	328,633
	Keio Corp.	11,000	639,289
	Keisei Electric Railway Co., Ltd.	14,600	408,423
	Keiyo Bank, Ltd. (The)	14,900	67,096
	Keiyo Co., Ltd.	12,200	92,477
	Kenedix, Inc.	47,800	247,703
	Kenko Mayonnaise Co., Ltd.	1,800	30,328
	Kewpie Corp.	26,400	540,301
	Keyence Corp.	11,200	5,082,812
	KFC Holdings Japan, Ltd.	6,700	160,319
	KH Neochem Co., Ltd.	11,500	269,104
	Kikkoman Corp.	16,200	806,762
	Kinden Corp.	33,100	519,003
	Kintetsu Department Store Co., Ltd.	4,100	125,519
	Kintetsu Group Holdings Co., Ltd.	18,300	731,185
	Kintetsu World Express, Inc.	21,800	463,426
	Kirin Holdings Co., Ltd.	85,600	1,543,228
	Kirindo Holdings Co., Ltd.	5,500	183,898
#	Kissei Pharmaceutical Co., Ltd.	9,000	177,111
#	Ki-Star Real Estate Co., Ltd.	2,000	49,576
	Kitagawa Corp.	1,000	12,373
	Kita-Nippon Bank, Ltd. (The)	1,600	29,173
	Kitano Construction Corp.	1,200	29,092
#	Kitanotatsujin Corp.	8,500	39,600
	Kito Corp.	11,000	135,629
	Kitz Corp.	21,400	115,814
	Kiyo Bank, Ltd. (The)	7,300	109,081
*	KLab, Inc.	11,100	89,369
	Koa Corp.	3,300	40,958
	Kobayashi Pharmaceutical Co., Ltd.	6,700	652,886
#	Kobe Bussan Co., Ltd.	18,800	528,939
#*	Kobe Electric Railway Co., Ltd.	900	30,917
	Koei Tecmo Holdings Co., Ltd.	6,000	293,139
	Kohnan Shoji Co., Ltd.	8,200	279,997
	Kohsoku Corp.	3,100	43,762
	Koito Manufacturing Co., Ltd.	22,000	1,060,923
	Kojima Co., Ltd.	9,900	65,589
	Kokusai Pulp & Paper Co., Ltd.	9,600	23,169
	Kokuyo Co., Ltd.	35,700	485,079
	KOMAIHALTEC, Inc.	1,200	16,358
#	Komatsu Matere Co., Ltd.	8,900	72,197
	Komatsu Wall Industry Co., Ltd.	1,100	17,882
	Komatsu, Ltd.	84,100	1,896,074
	KOMEDA Holdings Co., Ltd.	10,700	189,117
	Komehyo Holdings Co., Ltd.	2,000	13,704
	Komeri Co., Ltd.	9,100	267,921

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Komori Corp.	14,800	$95,025
	Konaka Co., Ltd.	8,100	20,306
	Konami Holdings Corp.	12,000	469,659
	Kondotec, Inc.	2,500	24,148
	Konica Minolta, Inc.	85,000	216,561
	Konishi Co., Ltd.	8,600	125,062
	Konoike Transport Co., Ltd.	5,100	53,317
	Kose Corp.	7,300	930,571
#	Koshidaka Holdings Co., Ltd.	8,400	31,423
	Kotobuki Spirits Co., Ltd.	5,500	255,026
	Kourakuen Holdings Corp.	1,800	28,050
	Kozo Keikaku Engineering, Inc.	1,300	30,859
	Krosaki Harima Corp.	1,800	48,782
	KRS Corp.	1,000	15,719
	K’s Holdings Corp.	44,776	571,828
	KU Holdings Co., Ltd.	5,300	39,244
	Kubota Corp.	74,200	1,289,453
	Kumagai Gumi Co., Ltd.	12,100	279,669
	Kumiai Chemical Industry Co., Ltd.	14,200	136,516
#	Kunimine Industries Co., Ltd.	3,100	31,240
	Kura Sushi, Inc.	2,200	132,685
	Kurabo Industries, Ltd.	3,700	66,607
	Kuraray Co., Ltd.	50,900	470,773
	Kureha Corp.	5,400	229,232
	Kurimoto, Ltd.	3,100	54,695
	Kurita Water Industries, Ltd.	13,100	389,774
	Kuriyama Holdings Corp.	8,000	43,412
	Kushikatsu Tanaka Holdings Co.	200	3,309
	Kusuri no Aoki Holdings Co., Ltd.	4,700	375,182
*	KYB Corp.	5,800	119,926
	Kyocera Corp.	17,800	980,290
	Kyoden Co., Ltd.	3,100	8,855
	Kyodo Printing Co., Ltd.	2,100	49,257
#	Kyokuto Boeki Kaisha, Ltd.	1,800	22,960
	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,000	148,036
	Kyokuto Securities Co., Ltd.	5,600	36,329
	Kyokuyo Co., Ltd.	4,700	122,833
#	KYORIN Holdings, Inc.	8,600	155,525
	Kyoritsu Printing Co., Ltd.	3,900	4,709
	Kyosan Electric Manufacturing Co., Ltd.	21,800	86,530
	Kyowa Electronic Instruments Co., Ltd.	3,500	14,363
	Kyowa Exeo Corp.	36,600	843,882
	Kyowa Leather Cloth Co., Ltd.	6,600	39,469
	Kyudenko Corp.	13,400	365,703
	Kyushu Financial Group, Inc.	57,240	267,742
#	Kyushu Leasing Service Co., Ltd.	2,100	11,862
	Kyushu Railway Co.	20,100	427,545
#	LAC Co., Ltd.	5,200	60,833
#	Lacto Japan Co., Ltd.	1,800	55,022
*	LAND Co., Ltd.	263,800	22,587
*	Laox Co., Ltd.	13,500	22,029
	Lasertec Corp.	13,400	1,160,719
	Lawson, Inc.	22,400	1,029,181
	Lecip Holdings Corp.	1,700	8,924
	Life Corp.	7,000	246,186
*	LIFULL Co., Ltd.	9,500	35,712
	Like Co., Ltd.	1,800	36,800
	Linical Co., Ltd.	2,500	17,728
#	Link And Motivation, Inc.	13,000	49,275

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Lintec Corp.	13,600	$301,482
	Lion Corp.	26,600	542,411
*	Litalico, Inc.	2,700	71,251
	LIXIL Group Corp.	29,300	636,227
	Look Holdings, Inc.	1,900	17,410
*	M&A Capital Partners Co., Ltd.	4,100	185,557
	M3, Inc.	49,400	3,336,264
	Mabuchi Motor Co., Ltd.	5,500	226,758
	Macnica Fuji Electronics Holdings, Inc.	25,000	447,092
	Macromill, Inc.	16,900	104,934
	Maeda Corp.	43,100	310,327
	Maeda Road Construction Co., Ltd.	8,500	141,697
	Maezawa Kasei Industries Co., Ltd.	2,600	24,348
	Maezawa Kyuso Industries Co., Ltd.	3,700	79,367
	Makino Milling Machine Co., Ltd.	6,200	213,406
	Makita Corp.	21,000	928,275
	Mandom Corp.	4,400	65,543
	Mani, Inc.	9,900	247,667
#	MarkLines Co., Ltd.	3,500	75,637
	Mars Group Holdings Corp.	1,900	29,165
#	Marubun Corp.	2,800	12,980
	Maruha Nichiro Corp.	10,300	215,734
	Marui Group Co., Ltd.	24,400	440,955
	Maruichi Steel Tube, Ltd.	3,400	78,001
	Maruka Corp.	2,300	46,586
	Marusan Securities Co., Ltd.	18,100	80,935
	Maruwa Unyu Kikan Co., Ltd.	3,600	154,686
	Maruzen CHI Holdings Co., Ltd.	9,400	32,973
#	Maruzen Co., Ltd.	3,300	54,884
	Maruzen Showa Unyu Co., Ltd.	2,800	82,083
	Marvelous, Inc.	6,600	49,588
	Matching Service Japan Co., Ltd.	800	5,948
	Matsuda Sangyo Co., Ltd.	5,600	77,002
#	Matsui Construction Co., Ltd.	6,700	43,860
#	Matsui Securities Co., Ltd.	2,500	20,011
	Matsumotokiyoshi Holdings Co., Ltd.	19,600	723,560
	Matsuoka Corp.	1,200	25,590
	Matsuyafoods Holdings Co., Ltd.	1,700	56,076
	Max Co., Ltd.	5,900	82,498
*	Maxell Holdings, Ltd.	8,900	93,046
	Maxvalu Tokai Co., Ltd.	2,100	52,345
	Mazda Motor Corp.	152,400	800,226
	McDonald’s Holdings Co. Japan, Ltd.	5,300	251,333
	MCJ Co., Ltd.	20,000	184,318
	Mebuki Financial Group, Inc.	121,100	243,313
	MEC Co., Ltd.	4,700	94,538
	Media Do Co., Ltd.	2,900	205,083
*	Medical & Biological Laboratories Co., Ltd.	600	25,345
*	Medical Data Vision Co., Ltd.	7,500	176,130
	Medical System Network Co., Ltd.	14,700	64,554
	Medipal Holdings Corp.	36,100	643,514
	Medius Holdings Co., Ltd.	2,000	16,200
	Megmilk Snow Brand Co., Ltd.	15,200	329,374
	Meidensha Corp.	11,000	168,201
	Meiji Electric Industries Co., Ltd.	2,500	31,620
	MEIJI Holdings Co., Ltd.	27,100	1,963,381
	Meisei Industrial Co., Ltd.	12,600	97,024
	Meitec Corp.	10,500	520,539
	Meito Sangyo Co., Ltd.	1,800	23,952

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Meiwa Corp.	9,600	$37,757
	Meiwa Estate Co., Ltd.	2,500	10,522
	Melco Holdings, Inc.	900	23,291
	Members Co., Ltd.	1,400	23,880
	Menicon Co., Ltd.	6,700	473,071
*	Mercari, Inc.	9,600	403,607
	Mercuria Investment Co., Ltd.	900	5,189
*	Metaps, Inc.	1,000	9,054
	METAWATER Co., Ltd.	3,800	89,091
	Michinoku Bank, Ltd. (The)	3,100	34,138
	Micronics Japan Co., Ltd.	1,100	10,866
	Mie Kotsu Group Holdings, Inc.	12,800	55,746
	Mikuni Corp.	1,500	3,688
	Milbon Co., Ltd.	7,100	364,276
*	Mimaki Engineering Co., Ltd.	4,800	18,726
	Mimasu Semiconductor Industry Co., Ltd.	4,600	108,143
	Minebea Mitsumi, Inc.	45,600	823,598
	Ministop Co., Ltd.	3,700	46,276
	Mirait Holdings Corp.	27,500	391,494
#	Miroku Jyoho Service Co., Ltd.	5,500	111,399
	MISUMI Group, Inc.	25,700	763,279
	Mitani Corp.	2,800	176,554
	Mitani Sangyo Co., Ltd.	8,700	35,748
	Mitani Sekisan Co., Ltd.	500	22,550
#	Mito Securities Co., Ltd.	15,500	32,278
*	Mitsuba Corp.	5,100	18,621
	Mitsubishi Chemical Holdings Corp.	372,000	2,093,675
	Mitsubishi Electric Corp.	129,600	1,669,104
	Mitsubishi Estate Co., Ltd.	64,300	959,091
	Mitsubishi Gas Chemical Co., Inc.	37,800	689,070
	Mitsubishi Heavy Industries, Ltd.	87,200	1,873,511
	Mitsubishi Kakoki Kaisha, Ltd.	1,500	27,768
	Mitsubishi Logisnext Co., Ltd.	19,400	163,744
	Mitsubishi Logistics Corp.	18,099	476,316
*	Mitsubishi Motors Corp.	147,400	270,335
	Mitsubishi Paper Mills, Ltd.	2,600	7,754
	Mitsubishi Pencil Co., Ltd.	5,300	68,228
	Mitsubishi Research Institute, Inc.	1,800	65,262
	Mitsubishi Shokuhin Co., Ltd.	5,000	130,310
*	Mitsubishi Steel Manufacturing Co., Ltd.	1,000	4,942
	Mitsubishi UFJ Financial Group, Inc.	1,171,800	4,619,124
	Mitsubishi UFJ Lease & Finance Co., Ltd.	167,900	711,391
	Mitsuboshi Belting, Ltd.	4,000	62,619
	Mitsui Chemicals, Inc.	49,900	1,278,056
*	Mitsui E&S Holdings Co., Ltd.	34,300	108,613
	Mitsui Fudosan Co., Ltd.	84,300	1,435,423
	Mitsui Mining & Smelting Co., Ltd.	19,200	484,655
	Mitsui Sugar Co., Ltd.	2,300	39,985
#	Mitsui-Soko Holdings Co., Ltd.	4,800	84,727
	Mitsuuroko Group Holdings Co., Ltd.	11,100	132,842
	Miura Co., Ltd.	3,100	146,055
#	Mixi, Inc.	15,600	429,325
	Miyaji Engineering Group, Inc.	1,000	16,150
	Miyazaki Bank, Ltd. (The)	2,300	49,621
	Miyoshi Oil & Fat Co., Ltd.	1,900	20,887
	Mizuho Financial Group, Inc.	130,471	1,606,368
	Mizuho Financial Group, Inc., ADR	19,384	48,072
	Mizuho Leasing Co., Ltd.	7,300	186,091
#	Mizuho Medy Co., Ltd.	700	9,422

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mizuno Corp.	7,600	$127,132
*	Mobile Factory, Inc.	900	8,444
	Mochida Pharmaceutical Co., Ltd.	1,600	58,422
	Modec, Inc.	10,900	158,336
	Monex Group, Inc.	33,000	79,339
	Money Partners Group Co., Ltd.	3,000	5,783
	Monogatari Corp. (The)	1,200	122,629
	MonotaRO Co., Ltd.	20,800	1,150,484
	Morinaga & Co., Ltd.	14,400	547,131
	Morinaga Milk Industry Co., Ltd.	7,600	366,417
	Moriroku Holdings Co., Ltd.	600	10,463
	Morita Holdings Corp.	6,200	113,342
	Morito Co., Ltd.	5,400	34,302
#	Morningstar Japan KK	3,100	13,741
	Morozoff, Ltd.	300	16,268
	Mory Industries, Inc.	400	9,054
	MrMax Holdings, Ltd.	9,200	67,387
	MS&AD Insurance Group Holdings, Inc.	47,552	1,301,272
	MTI, Ltd.	4,000	35,301
	Mugen Estate Co., Ltd.	5,700	25,792
	m-up Holdings, Inc.	400	9,717
	Murakami Corp.	1,300	32,231
	Murata Manufacturing Co., Ltd.	5,000	350,643
	Musashino Bank, Ltd. (The)	3,800	56,340
	N Field Co., Ltd.	2,900	18,559
	Nabtesco Corp.	33,200	1,240,293
	NAC Co., Ltd.	5,200	44,821
	Nachi-Fujikoshi Corp.	3,500	138,731
	Nafco Co., Ltd.	4,400	96,748
	Nagano Bank, Ltd. (The)	1,400	18,821
	Nagano Keiki Co., Ltd.	4,600	33,860
	Nagase & Co., Ltd.	35,400	461,621
	Nagatanien Holdings Co., Ltd.	2,800	59,407
	Nagawa Co., Ltd.	600	42,048
	Nagoya Railroad Co., Ltd.	19,900	530,439
	Nakabayashi Co., Ltd.	8,000	46,894
	Nakamuraya Co., Ltd.	600	22,937
	Nakanishi, Inc.	4,600	82,087
#	Nakano Corp.	6,500	25,593
	Nakayamafuku Co., Ltd.	4,800	22,128
#	Namura Shipbuilding Co., Ltd.	16,000	22,609
	Nankai Electric Railway Co., Ltd.	14,900	340,238
	Nanto Bank, Ltd. (The)	5,300	94,045
	Natori Co., Ltd.	2,000	38,047
	NEC Capital Solutions, Ltd.	4,700	79,852
	NEC Corp.	38,400	1,934,214
	NEC Networks & System Integration Corp.	18,600	322,531
	Neos Corp.	1,700	10,220
	NET One Systems Co., Ltd.	35,300	1,055,418
	Neturen Co., Ltd.	14,100	64,686
	New Art Holdings Co., Ltd.	1,600	9,596
	Nexon Co., Ltd.	34,200	953,185
	Nextage Co., Ltd.	15,000	180,062
	NF Holdings Corp.	1,100	19,389
	NFC Holdings, Inc.	600	13,911
	NGK Insulators, Ltd.	18,900	269,999
	NGK Spark Plug Co., Ltd.	23,600	415,052
	NHK Spring Co., Ltd.	66,200	400,286
	Nicca Chemical Co., Ltd.	3,100	26,957

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Nice Corp.	700	$8,610
#	Nichia Steel Works, Ltd.	1,000	2,681
	Nichias Corp.	10,100	218,749
	Nichiban Co., Ltd.	1,500	23,497
	Nichiden Corp.	4,700	97,636
	Nichiha Corp.	4,800	139,868
	Nichi-iko Pharmaceutical Co., Ltd.	10,500	103,953
	Nichirei Corp.	22,000	554,373
	Nichireki Co., Ltd.	5,000	80,633
	Nichirin Co., Ltd.	1,430	18,952
	Nidec Corp.	28,000	2,828,056
	Nidec Corp., Sponsored ADR	10,600	268,074
	Nifco, Inc.	55,600	1,664,227
	Nihon Chouzai Co., Ltd.	4,500	72,704
#*	Nihon Dempa Kogyo Co., Ltd.	4,500	17,262
	Nihon Dengi Co., Ltd.	900	29,151
	Nihon Flush Co., Ltd.	3,000	38,688
#	Nihon House Holdings Co., Ltd.	14,000	31,418
#	Nihon Kagaku Sangyo Co., Ltd.	2,300	23,128
	Nihon Kohden Corp.	23,700	741,303
	Nihon M&A Center, Inc.	26,500	1,556,121
#	Nihon Nohyaku Co., Ltd.	14,300	65,990
	Nihon Parkerizing Co., Ltd.	26,200	258,203
	Nihon Plast Co., Ltd.	4,600	17,902
	Nihon Unisys, Ltd.	35,200	1,037,571
#	Nihon Yamamura Glass Co., Ltd.	1,200	9,652
	Niitaka Co., Ltd.	500	14,401
	Nikkiso Co., Ltd.	21,800	209,008
	Nikko Co., Ltd.	9,800	62,748
	Nikkon Holdings Co., Ltd.	10,000	191,387
	Nikon Corp.	79,200	482,673
	Nintendo Co., Ltd.	17,100	9,245,777
	Nippi, Inc.	600	20,732
	Nippo Corp.	7,300	187,509
	Nippon Air Conditioning Services Co., Ltd.	2,400	16,765
	Nippon Aqua Co., Ltd.	2,000	13,077
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	29,739
	Nippon Carbide Industries Co., Inc.	2,000	22,933
	Nippon Carbon Co., Ltd.	1,400	48,746
	Nippon Chemical Industrial Co., Ltd.	1,300	29,877
	Nippon Chemiphar Co., Ltd.	500	12,235
#	Nippon Coke & Engineering Co., Ltd.	41,900	26,119
	Nippon Commercial Development Co., Ltd.	3,900	63,127
	Nippon Concept Corp.	1,200	17,186
	Nippon Concrete Industries Co., Ltd.	700	2,139
	Nippon Densetsu Kogyo Co., Ltd.	12,400	240,267
	Nippon Dry-Chemical Co., Ltd.	2,100	27,946
	Nippon Express Co., Ltd.	23,400	1,312,261
	Nippon Felt Co., Ltd.	2,900	13,398
	Nippon Fine Chemical Co., Ltd.	5,100	73,188
	Nippon Flour Mills Co., Ltd.	8,900	142,754
	Nippon Gas Co., Ltd.	17,700	844,232
	Nippon Hume Corp.	3,300	25,379
	Nippon Kayaku Co., Ltd.	50,700	436,310
	Nippon Kodoshi Corp.	800	13,536
	Nippon Koei Co., Ltd.	3,500	92,269
	Nippon Light Metal Holdings Co., Ltd.	18,560	293,144
	Nippon Paint Holdings Co., Ltd.	15,500	1,396,239
	Nippon Paper Industries Co., Ltd.	9,200	103,893

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Parking Development Co., Ltd., Class C	53,600	$65,717
	Nippon Pillar Packing Co., Ltd.	12,000	163,563
	Nippon Piston Ring Co., Ltd.	900	8,297
	Nippon Road Co., Ltd. (The)	1,000	72,641
	Nippon Sanso Holdings Corp.	12,200	178,872
	Nippon Seiki Co., Ltd.	9,100	102,582
	Nippon Seisen Co., Ltd.	1,200	36,407
*	Nippon Sharyo, Ltd.	3,700	84,489
	Nippon Shinyaku Co., Ltd.	4,600	328,698
	Nippon Shokubai Co., Ltd.	5,000	244,843
	Nippon Signal Co., Ltd.	12,900	112,345
	Nippon Soda Co., Ltd.	9,900	259,803
	Nippon Steel Trading Corp.	5,300	151,069
	Nippon Suisan Kaisha, Ltd.	98,700	380,211
	Nippon Systemware Co., Ltd.	2,000	39,368
	Nippon Telegraph & Telephone Corp.	122,800	2,583,200
	Nippon Thompson Co., Ltd.	19,900	66,318
	Nippon Yakin Kogyo Co., Ltd.	1,140	16,410
	Nipro Corp.	56,900	598,712
	Nishimatsu Construction Co., Ltd.	15,000	291,376
	Nishimatsuya Chain Co., Ltd.	17,400	282,941
	Nishimoto Co., Ltd.	2,100	37,568
	Nishi-Nippon Financial Holdings, Inc.	18,000	121,938
	Nishi-Nippon Railroad Co., Ltd.	8,200	216,656
	Nishio Rent All Co., Ltd.	7,600	147,502
	Nissan Chemical Corp.	27,600	1,464,750
*	Nissan Motor Co., Ltd.	278,200	984,976
	Nissan Shatai Co., Ltd.	21,900	184,919
	Nissan Tokyo Sales Holdings Co., Ltd.	5,300	12,738
	Nissei ASB Machine Co., Ltd.	2,600	101,216
	Nissei Plastic Industrial Co., Ltd.	4,000	32,309
	Nissha Co., Ltd.	6,800	80,062
	Nisshin Group Holdings Co., Ltd.	14,600	54,994
	Nisshin Oillio Group, Ltd. (The)	8,400	241,457
	Nisshin Seifun Group, Inc.	17,980	270,758
	Nisshinbo Holdings, Inc.	26,604	177,318
	Nissin Electric Co., Ltd.	10,200	102,112
	Nissin Foods Holdings Co., Ltd.	600	51,954
	Nissin Sugar Co., Ltd.	2,600	45,299
	Nisso Corp.	4,200	30,705
	Nissui Pharmaceutical Co., Ltd.	3,800	36,156
	Nitori Holdings Co., Ltd.	7,900	1,623,898
	Nitta Corp.	4,200	88,562
	Nitta Gelatin, Inc.	5,200	33,791
	Nitto Denko Corp.	27,900	1,960,135
	Nitto Fuji Flour Milling Co., Ltd.	300	18,896
	Nitto Kogyo Corp.	7,600	140,393
	Nitto Kohki Co., Ltd.	3,300	54,834
	Nitto Seiko Co., Ltd.	8,700	37,749
	Nittoc Construction Co., Ltd.	4,800	36,584
	NJS Co., Ltd.	3,300	59,035
	Noda Corp.	1,400	9,320
	Noevir Holdings Co., Ltd.	5,600	250,018
	NOF Corp.	18,600	699,031
	Nohmi Bosai, Ltd.	4,900	106,083
	Nojima Corp.	15,400	432,201
	Nomura Co., Ltd.	32,200	207,935
	Nomura Holdings, Inc.	297,600	1,332,783
	Nomura Holdings, Inc., Sponsored ADR	22,606	100,823

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nomura Real Estate Holdings, Inc.	38,100	$665,470
	Nomura Research Institute, Ltd.	33,266	980,598
	Noritake Co., Ltd.	1,700	50,009
	Noritsu Koki Co., Ltd.	5,700	105,505
	Noritz Corp.	9,800	142,902
	NS Solutions Corp.	11,100	325,059
	NS Tool Co., Ltd.	1,900	40,782
	NSD Co., Ltd.	19,500	342,511
	NSK, Ltd.	53,000	424,322
*	NTN Corp.	106,000	196,597
	NTT Data Corp.	101,000	1,139,907
	NTT DOCOMO, Inc.	94,800	3,529,896
#	Obara Group, Inc.	2,600	90,231
	Obayashi Corp.	223,500	1,870,323
#	OBIC Business Consultants Co., Ltd.	1,800	96,870
	Obic Co., Ltd.	2,800	495,720
	Ochi Holdings Co., Ltd.	800	12,858
	Odakyu Electric Railway Co., Ltd.	20,700	499,543
	Oenon Holdings, Inc.	11,900	45,998
	Ogaki Kyoritsu Bank, Ltd. (The)	5,600	124,926
#*	Ohara, Inc.	700	8,290
	Ohashi Technica, Inc.	2,500	33,396
	Ohba Co., Ltd.	3,000	20,731
	Ohmoto Gumi Co., Ltd.	100	4,180
	Ohsho Food Service Corp.	2,300	126,524
	Oiles Corp.	5,300	74,016
*	Oisix ra daichi, Inc.	3,300	102,883
	Oita Bank, Ltd. (The)	2,400	55,426
	Oji Holdings Corp.	111,600	470,329
	Okabe Co., Ltd.	12,800	96,851
	Okamoto Industries, Inc.	3,000	123,497
	Okamoto Machine Tool Works, Ltd.	400	8,657
	Okamura Corp.	20,900	159,614
	Okasan Securities Group, Inc.	44,000	143,784
	Oki Electric Industry Co., Ltd.	32,200	298,938
	Okinawa Cellular Telephone Co.	3,400	136,156
	OKUMA Corp.	7,800	378,595
	Okumura Corp.	10,600	245,558
	Okura Industrial Co., Ltd.	3,400	56,516
	Okuwa Co., Ltd.	8,300	111,186
	Olympic Group Corp.	2,900	27,264
	Olympus Corp.	138,900	2,659,113
	Omron Corp.	8,700	628,192
	Ono Pharmaceutical Co., Ltd.	17,900	510,601
	Onoken Co., Ltd.	6,400	71,256
	Onward Holdings Co., Ltd.	40,800	79,895
#*	Open Door, Inc.	2,900	33,064
	Open House Co., Ltd.	41,700	1,419,974
	Optex Group Co., Ltd.	4,600	68,545
*	Optim Corp.	5,000	140,215
	Oracle Corp.	4,600	459,724
	Organo Corp.	2,200	115,052
	Orient Corp.	133,000	147,590
#	Oriental Consultants Holdings Co., Ltd.	2,100	38,620
	Oriental Land Co., Ltd.	6,200	867,863
	Origin Co., Ltd.	1,200	15,660
	Oro Co., Ltd.	1,800	55,378
	Osaka Gas Co., Ltd.	25,800	489,947
#	Osaka Organic Chemical Industry, Ltd.	1,300	34,266

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Osaka Soda Co., Ltd.	2,800	$66,699
	Osaki Electric Co., Ltd.	9,400	56,708
	OSG Corp.	19,400	290,632
	OSJB Holdings Corp.	40,000	91,661
	Otsuka Corp.	28,000	1,286,647
	Otsuka Holdings Co., Ltd.	7,300	270,367
	OUG Holdings, Inc.	1,000	27,245
	Outsourcing, Inc.	57,700	535,110
	Oyo Corp.	6,700	76,916
#	Ozu Corp.	700	12,025
	Pacific Industrial Co., Ltd.	8,800	88,376
	Pack Corp. (The)	3,300	92,729
	PAL GROUP Holdings Co., Ltd.	5,900	68,638
	PALTAC Corp.	6,300	352,218
	Pan Pacific International Holdings Corp.	53,300	1,130,943
	Panasonic Corp.	339,600	3,137,065
	Panasonic Corp., Sponsored ADR	24,160	223,238
	PAPYLESS Co., Ltd.	1,300	33,255
	Paraca, Inc.	900	13,620
	Paramount Bed Holdings Co., Ltd.	4,800	184,934
	Paris Miki Holdings, Inc.	2,800	7,396
*	Park24 Co., Ltd.	50,200	678,094
	Parker Corp.	5,500	22,717
#	Pasco Corp.	2,100	25,195
	Pasona Group, Inc.	16,200	248,055
	PC Depot Corp.	9,220	56,265
#	PCA Corp.	600	26,963
	PCI Holdings, Inc.	2,900	29,965
	Pegasus Sewing Machine Manufacturing Co., Ltd.	7,900	20,667
	Penta-Ocean Construction Co., Ltd.	114,900	728,602
*	PeptiDream, Inc.	13,400	619,255
	Persol Holdings Co., Ltd.	114,700	1,737,269
	Phil Co., Inc.	300	5,803
	Pickles Corp.	1,200	32,247
	Pigeon Corp.	11,500	529,593
	Pilot Corp.	11,100	309,621
	Piolax, Inc.	5,600	82,149
	Plenus Co., Ltd.	600	9,804
	Pola Orbis Holdings, Inc.	39,500	778,907
	Poletowin Pitcrew Holdings, Inc.	14,300	124,577
	Premium Group Co., Ltd.	3,300	62,613
	Press Kogyo Co., Ltd.	12,400	32,999
	Pressance Corp.	12,300	167,799
	Prestige International, Inc.	28,100	239,125
	Pronexus, Inc.	4,500	46,812
*	Prored Partners Co., Ltd.	500	22,473
	Pro-Ship, Inc.	2,100	28,724
	Prospect Co., Ltd.	140,700	47,321
	PS Mitsubishi Construction Co., Ltd.	11,100	59,919
	Punch Industry Co., Ltd.	8,400	35,287
*	QB Net Holdings Co., Ltd.	2,700	39,653
	Qol Holdings Co., Ltd.	9,500	103,611
	Quick Co., Ltd.	7,200	70,431
#	Raccoon Holdings, Inc.	2,900	55,257
	Raito Kogyo Co., Ltd.	9,700	137,573
	Raiznext Corp.	11,000	127,479
#	Rakus Co., Ltd.	25,000	491,292
	Rakuten, Inc.	77,600	754,985
	Rasa Corp.	2,500	21,172

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rasa Industries, Ltd.	4,100	$77,584
	Raysum Co., Ltd.	5,700	51,719
	Recruit Holdings Co., Ltd.	260,500	9,912,193
	Relia, Inc.	16,800	191,157
	Relo Group, Inc.	38,000	911,953
	Renaissance, Inc.	3,900	27,974
	Rengo Co., Ltd.	76,200	586,278
*	RENOVA, Inc.	6,300	100,477
	Retail Partners Co., Ltd.	7,900	106,278
	Rheon Automatic Machinery Co., Ltd.	3,700	35,909
	Ricoh Co., Ltd.	125,500	824,186
	Ricoh Leasing Co., Ltd.	8,200	219,896
	Ride On Express Holdings Co., Ltd.	3,000	64,954
*	Right On Co., Ltd.	4,800	28,340
	Riken Keiki Co., Ltd.	2,700	69,814
	Riken Technos Corp.	13,600	51,877
	Rinnai Corp.	3,600	354,731
	Rion Co., Ltd.	2,900	62,411
	Riso Kagaku Corp.	4,400	52,829
	Rix Corp.	900	13,705
#	Rock Field Co., Ltd.	2,200	29,968
	Rohto Pharmaceutical Co., Ltd.	33,600	1,050,437
	Rokko Butter Co., Ltd.	1,000	16,280
	Roland DG Corp.	3,000	36,907
	Rorze Corp.	2,000	89,076
#	Round One Corp.	15,100	118,598
*	Rozetta Corp.	600	11,465
	Ryobi, Ltd.	4,800	51,885
	Ryoden Corp.	7,900	115,966
	Ryohin Keikaku Co., Ltd.	116,900	2,453,652
	Ryosan Co., Ltd.	10,000	184,997
#	Ryoyo Electro Corp.	7,100	195,845
	S Foods, Inc.	2,300	76,603
	S&B Foods, Inc.	1,300	56,176
	Sac’s Bar Holdings, Inc.	5,000	25,939
	Sagami Rubber Industries Co., Ltd.	2,000	22,576
#	Saibu Gas Co., Ltd.	13,000	312,582
	Saison Information Systems Co., Ltd.	3,100	64,770
	Saizeriya Co., Ltd.	3,900	67,694
	Sakai Chemical Industry Co., Ltd.	3,600	66,636
	Sakai Heavy Industries, Ltd.	1,000	22,807
	Sakai Moving Service Co., Ltd.	2,400	108,347
	Sakai Ovex Co., Ltd.	1,400	24,934
	Sakata INX Corp.	23,000	239,602
	Sakura Internet, Inc.	8,400	60,423
	Sala Corp.	17,200	96,407
	SAMTY Co., Ltd.	14,700	232,889
	San Holdings, Inc.	1,000	11,063
	San ju San Financial Group, Inc.	3,210	40,110
	San-A Co., Ltd.	3,100	129,117
	San-Ai Oil Co., Ltd.	30,700	309,535
*	Sanden Holdings Corp.	2,700	8,999
	Sanei Architecture Planning Co., Ltd.	3,700	60,978
	Sangetsu Corp.	11,600	167,176
	San-In Godo Bank, Ltd. (The)	19,900	100,154
*	Sanix, Inc.	16,200	38,133
	Sanken Electric Co., Ltd.	3,399	108,816
	Sanki Engineering Co., Ltd.	20,800	225,506
	Sankyo Co., Ltd.	8,000	203,898

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sankyo Frontier Co., Ltd.	1,000	$37,398
	Sankyo Seiko Co., Ltd.	13,500	54,247
	Sankyo Tateyama, Inc.	4,500	39,956
	Sankyu, Inc.	13,500	483,592
	Sanoh Industrial Co., Ltd.	2,800	16,217
#	Sansei Technologies, Inc.	1,300	7,384
	Sansha Electric Manufacturing Co., Ltd.	1,000	5,738
	Sanshin Electronics Co., Ltd.	5,000	96,703
	Santen Pharmaceutical Co., Ltd.	21,000	374,136
	Sanwa Holdings Corp.	90,200	1,028,901
	Sanyo Chemical Industries, Ltd.	3,200	135,609
	Sanyo Denki Co., Ltd.	2,800	123,438
	Sanyo Electric Railway Co., Ltd.	1,400	27,514
	Sanyo Shokai, Ltd.	4,300	20,369
#	Sanyo Trading Co., Ltd.	8,000	73,636
	Sapporo Holdings, Ltd.	24,100	393,527
	Sato Holdings Corp.	9,800	186,608
	Sato Shoji Corp.	3,800	33,588
	Satori Electric Co., Ltd.	2,400	17,624
#	Sawada Holdings Co., Ltd.	4,800	42,011
	Sawai Pharmaceutical Co., Ltd.	5,400	260,278
*	Saxa Holdings, Inc.	1,300	17,252
	SB Technology Corp.	3,000	102,288
	SBI Holdings, Inc.	54,400	1,253,988
*	SBI Insurance Group Co., Ltd.	1,900	24,901
	SBS Holdings, Inc.	4,500	102,561
#	Scala, Inc.	6,000	51,693
	SCREEN Holdings Co., Ltd.	9,400	514,870
#	Scroll Corp.	7,900	60,756
	SCSK Corp.	10,243	509,297
	SEC Carbon, Ltd.	200	10,768
	Secom Co., Ltd.	12,400	1,047,538
	Secom Joshinetsu Co., Ltd.	200	6,515
	Seed Co., Ltd.	2,100	12,230
	Sega Sammy Holdings, Inc.	39,900	500,010
	Seibu Holdings, Inc.	38,000	379,920
	Seika Corp.	4,100	49,239
	Seikagaku Corp.	7,100	65,295
	Seikitokyu Kogyo Co., Ltd.	5,900	43,810
	Seiko Epson Corp.	52,300	607,396
	Seiko Holdings Corp.	6,400	80,613
	Seiko PMC Corp.	3,900	24,452
	Seino Holdings Co., Ltd.	19,500	251,986
	Seiren Co., Ltd.	12,500	198,099
	Sekisui Chemical Co., Ltd.	19,200	299,296
	Sekisui House, Ltd.	59,500	988,491
	Sekisui Jushi Corp.	6,900	139,331
	Sekisui Kasei Co., Ltd.	9,600	51,231
	Senko Group Holdings Co., Ltd.	37,520	335,543
	Senshu Electric Co., Ltd.	4,100	113,732
	Senshu Ikeda Holdings, Inc.	30,200	46,147
#	Senshukai Co., Ltd.	11,400	38,933
	Seria Co., Ltd.	16,200	624,172
	Seven & I Holdings Co., Ltd.	97,600	2,966,519
	Seven Bank, Ltd.	282,000	647,174
*	SFP Holdings Co., Ltd.	2,000	25,144
	SG Holdings Co., Ltd.	36,800	887,632
	Sharp Corp.	25,500	294,872
	Shibaura Electronics Co., Ltd.	1,200	26,526

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shibaura Machine Co., Ltd.	4,700	$93,798
	Shibaura Mechatronics Corp.	1,700	49,053
	Shibusawa Warehouse Co., Ltd. (The)	900	17,143
	Shibuya Corp.	3,000	92,916
*	Shidax Corp.	3,800	8,912
*	SHIFT, Inc.	1,700	215,748
	Shikibo, Ltd.	3,500	30,957
	Shikoku Bank, Ltd. (The)	3,800	25,981
	Shikoku Chemicals Corp.	14,500	159,713
	Shima Seiki Manufacturing, Ltd.	8,300	123,290
	Shimachu Co., Ltd.	7,300	385,857
	Shimadzu Corp.	22,000	629,053
	Shimamura Co., Ltd.	5,800	618,342
	Shimano, Inc.	2,600	594,660
	Shimizu Bank, Ltd. (The)	1,900	30,175
	Shimizu Corp.	138,600	962,349
	Shimojima Co., Ltd.	4,600	58,767
	Shin Nippon Air Technologies Co., Ltd.	3,000	60,683
	Shin Nippon Biomedical Laboratories, Ltd.	3,700	23,676
#	Shinagawa Refractories Co., Ltd.	1,700	35,349
	Shindengen Electric Manufacturing Co., Ltd.	1,600	30,492
	Shin-Etsu Chemical Co., Ltd.	36,800	4,915,257
	Shin-Etsu Polymer Co., Ltd.	18,500	164,718
	Shin-Keisei Electric Railway Co., Ltd.	600	12,732
	Shinki Bus Co., Ltd.	800	21,463
	Shinko Electric Industries Co., Ltd.	8,000	139,567
	Shinko Shoji Co., Ltd.	6,600	54,555
	Shinmaywa Industries, Ltd.	12,400	96,244
	Shinnihon Corp.	8,500	70,949
	Shinoken Group Co., Ltd.	16,300	161,755
	Shinsei Bank, Ltd.	53,800	647,297
	Shinsho Corp.	1,300	22,100
	Shinwa Co., Ltd.	2,600	46,911
	Shinwa Co., Ltd.	2,600	17,985
	Shionogi & Co., Ltd.	22,500	1,061,324
	Ship Healthcare Holdings, Inc.	12,600	597,900
	Shiseido Co., Ltd.	75,000	4,643,025
#	Shizuki Electric Co., Inc.	1,200	5,196
	Shizuoka Bank, Ltd. (The)	46,500	312,747
	Shizuoka Gas Co., Ltd.	17,900	157,415
	SHO-BOND Holdings Co., Ltd.	5,900	284,783
	Shoei Co., Ltd.	7,000	213,170
#	Shoei Foods Corp.	1,500	54,446
	Shofu, Inc.	2,000	28,552
	Showa Denko K.K.	44,100	749,862
#	Showa Sangyo Co., Ltd.	2,600	80,275
	Sigma Koki Co., Ltd.	700	7,873
#	SIGMAXYZ, Inc.	3,900	56,925
*	Silver Life Co., Ltd.	500	9,379
	Sinanen Holdings Co., Ltd.	3,000	86,966
	Sinfonia Technology Co., Ltd.	7,000	76,172
	Sinko Industries, Ltd.	5,800	81,355
	Sintokogio, Ltd.	8,900	61,420
*	SK-Electronics Co., Ltd.	3,800	40,527
	SKY Perfect JSAT Holdings, Inc.	42,800	182,713
#	Skylark Holdings Co., Ltd.	49,100	700,301
	SMC Corp.	2,400	1,276,573
	SMK Corp.	800	20,380
	SMS Co., Ltd.	29,600	871,487

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Snow Peak, Inc.	2,500	$44,250
	SNT Corp.	2,900	5,376
	Soda Nikka Co., Ltd.	6,600	33,704
	Sodick Co., Ltd.	14,600	108,353
	Soft99 Corp.	1,100	10,595
	Softbank Corp.	80,400	935,652
	SoftBank Group Corp.	232,868	15,167,598
	Softbrain Co., Ltd.	5,000	41,684
#	Softcreate Holdings Corp.	3,500	153,731
	Software Service, Inc.	900	96,972
	Sohgo Security Services Co., Ltd.	11,500	535,840
	Soiken Holdings, Inc.	9,300	75,698
	Soken Chemical & Engineering Co., Ltd.	3,500	47,285
	Solasto Corp.	14,400	175,782
	SoldOut, Inc.	800	10,902
	Soliton Systems K.K.	5,500	99,691
	Sompo Holdings, Inc.	37,500	1,400,095
	Sony Corp.	156,300	13,030,172
	Sotetsu Holdings, Inc.	13,100	323,288
	Sotoh Co., Ltd.	2,400	21,786
	Space Co., Ltd.	2,900	21,440
	Space Value Holdings Co., Ltd.	5,400	29,144
	Sparx Group Co., Ltd.	29,800	64,303
	SPK Corp.	2,500	29,212
	S-Pool, Inc.	26,800	181,331
	Sprix, Ltd.	3,000	25,514
	Square Enix Holdings Co., Ltd.	13,200	766,957
	SRA Holdings	5,500	119,580
	St Marc Holdings Co., Ltd.	3,900	55,587
	Star Mica Holdings Co., Ltd.	5,300	71,422
	Star Micronics Co., Ltd.	9,000	120,851
	Starts Corp., Inc.	13,600	316,336
	St-Care Holding Corp.	1,700	10,676
	Stella Chemifa Corp.	2,700	75,589
	Step Co., Ltd.	1,000	13,908
	Strike Co., Ltd.	2,000	107,440
	Studio Alice Co., Ltd.	3,300	60,894
	Subaru Corp.	69,800	1,281,037
	Subaru Enterprise Co., Ltd.	500	38,043
	Sugi Holdings Co., Ltd.	11,100	732,989
#	Sugimoto & Co., Ltd.	3,600	70,307
	Sumida Corp.	6,400	50,230
	Suminoe Textile Co., Ltd.	500	9,394
	Sumitomo Bakelite Co., Ltd.	13,400	379,259
	Sumitomo Chemical Co., Ltd.	326,931	1,069,451
	Sumitomo Dainippon Pharma Co., Ltd.	38,000	445,398
	Sumitomo Densetsu Co., Ltd.	6,500	154,810
	Sumitomo Electric Industries, Ltd.	78,500	866,646
	Sumitomo Forestry Co., Ltd.	48,800	768,726
	Sumitomo Heavy Industries, Ltd.	32,500	696,581
	Sumitomo Metal Mining Co., Ltd.	29,500	916,970
	Sumitomo Mitsui Construction Co., Ltd.	61,200	236,197
	Sumitomo Mitsui Financial Group, Inc.	94,700	2,621,476
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR, Sponsored ADR	147,256	815,798
	Sumitomo Mitsui Trust Holdings, Inc.	42,000	1,129,272
*	Sumitomo Precision Products Co., Ltd.	1,700	31,362
	Sumitomo Realty & Development Co., Ltd.	36,900	987,419
	Sumitomo Riko Co., Ltd.	4,100	20,914
	Sumitomo Seika Chemicals Co., Ltd.	3,000	95,500

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Warehouse Co., Ltd. (The)	11,800	$138,024
	Sun Frontier Fudousan Co., Ltd.	15,400	123,789
	Suncall Corp.	2,600	10,366
	Sundrug Co., Ltd.	16,500	612,674
	Suntory Beverage & Food, Ltd.	31,900	1,100,158
	Sun-Wa Technos Corp.	4,000	32,830
	Sushiro Global Holdings, Ltd.	16,400	445,202
	Suzuden Corp.	2,200	24,107
	Suzuken Co., Ltd.	16,390	591,689
	Suzuki Co., Ltd.	2,800	18,186
	Suzuki Motor Corp.	33,100	1,421,569
	SWCC Showa Holdings Co., Ltd.	7,100	79,028
	Sysmex Corp.	24,600	2,310,647
	System Information Co., Ltd.	1,100	12,418
	System Research Co., Ltd.	2,300	34,682
	Systems Engineering Consultants Co., Ltd.	1,000	28,657
	Systena Corp.	19,700	357,466
	Syuppin Co., Ltd.	10,000	81,591
	T Hasegawa Co., Ltd.	7,500	146,160
	T RAD Co., Ltd.	800	9,541
	T&D Holdings, Inc.	68,900	688,592
	T&K Toka Co., Ltd.	9,500	74,105
	Tachibana Eletech Co., Ltd.	3,100	50,765
	Tachikawa Corp.	2,200	25,680
	Tachi-S Co., Ltd.	6,400	64,663
	Tadano, Ltd.	33,700	257,926
	Taihei Dengyo Kaisha, Ltd.	4,500	97,227
	Taiho Kogyo Co., Ltd.	1,600	8,092
	Taikisha, Ltd.	9,400	244,802
	Taiko Bank, Ltd. (The)	1,400	17,334
	Taiko Pharmaceutical Co., Ltd.	3,600	64,661
	Taisei Corp.	43,900	1,366,076
	Taisei Lamick Co., Ltd.	2,300	58,843
	Taisei Oncho Co., Ltd.	1,900	32,867
	Taisho Pharmaceutical Holdings Co., Ltd.	4,500	270,757
	Taiyo Holdings Co., Ltd.	4,700	246,058
	Takachiho Koheki Co., Ltd.	1,200	10,959
	Takamatsu Construction Group Co., Ltd.	5,600	114,849
	Takamiya Co., Ltd.	8,300	43,186
	Takano Co., Ltd.	1,800	10,219
	Takaoka Toko Co., Ltd.	3,000	29,010
#	Takara & Co., Ltd.	2,300	43,834
	Takara Bio, Inc.	4,700	127,987
	Takara Holdings, Inc.	28,400	286,280
	Takara Leben Co., Ltd.	37,200	103,843
	Takara Standard Co., Ltd.	12,200	160,000
	Takasago International Corp.	7,500	146,824
	Takasago Thermal Engineering Co., Ltd.	17,500	232,005
	Takashima & Co., Ltd.	700	11,584
	Takashimaya Co., Ltd.	49,100	367,023
	Take And Give Needs Co., Ltd.	1,500	7,361
	TAKEBISHI Corp.	1,000	13,323
#	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,752	88,523
	Takeda Pharmaceutical Co., Ltd.	82,130	2,538,030
	Takeei Corp.	6,200	60,437
	Takeuchi Manufacturing Co., Ltd.	10,900	237,543
	Takihyo Co., Ltd.	2,000	32,910
	Takisawa Machine Tool Co., Ltd.	1,100	10,177
	Takuma Co., Ltd.	15,000	229,686

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tama Home Co., Ltd.	6,300	$83,343
#	Tamagawa Holdings Co., Ltd.	1,300	28,978
	Tamron Co., Ltd.	3,000	44,778
	Tanseisha Co., Ltd.	10,000	67,663
	Tatsuta Electric Wire and Cable Co., Ltd.	13,000	70,079
	Tayca Corp.	6,000	79,961
	Tazmo Co., Ltd.	1,600	24,045
	Tbk Co., Ltd.	3,900	15,621
	TBS Holdings, Inc.	9,000	138,982
	TDC Soft, Inc.	3,600	34,405
	TechMatrix Corp.	10,400	221,592
	TECHNO ASSOCIE Co., Ltd.	3,000	28,597
	Techno Horizon Co., Ltd.	4,600	35,896
	Techno Ryowa, Ltd.	4,200	36,374
#	Techno Smart Corp.	1,700	14,354
	TechnoPro Holdings, Inc.	16,900	1,051,137
	Teijin, Ltd.	78,500	1,202,460
	Teikoku Electric Manufacturing Co., Ltd.	2,000	19,446
	Teikoku Sen-I Co., Ltd.	3,900	98,060
	Teikoku Tsushin Kogyo Co., Ltd.	900	9,747
	Tekken Corp.	4,000	74,768
	Temairazu, Inc.	200	9,535
	Tenma Corp.	4,000	69,946
	Tenpos Holdings Co., Ltd.	900	16,387
	Terumo Corp.	25,000	920,099
	T-Gaia Corp.	8,600	158,113
	THK Co., Ltd.	16,500	437,991
	Tigers Polymer Corp.	2,500	10,395
	TIS, Inc.	31,900	610,092
	TKC Corp.	2,600	161,123
	Toa Corp.	2,900	22,892
	Toa Corp.	5,700	101,763
	Toa Oil Co., Ltd.	300	5,133
	TOA ROAD Corp.	900	30,907
	Toagosei Co., Ltd.	38,400	406,563
	Tobishima Corp.	7,330	74,467
	Tobu Railway Co., Ltd.	11,700	332,003
#	TOC Co., Ltd.	16,000	97,544
	Tocalo Co., Ltd.	21,200	211,329
	Tochigi Bank, Ltd. (The)	17,000	29,423
	Toda Corp.	57,500	328,455
*	Toda Kogyo Corp.	800	14,240
	Toei Animation Co., Ltd.	3,100	216,875
#	Toei Co., Ltd.	1,500	221,337
#	Toell Co., Ltd.	2,200	16,142
	Toenec Corp.	3,800	123,698
	Toho Bank, Ltd. (The)	24,600	53,550
	Toho Co., Ltd.	9,400	372,248
	Toho Co., Ltd.	2,300	39,491
	Toho Gas Co., Ltd.	18,000	929,192
	Toho Holdings Co., Ltd.	26,100	482,681
#	Toho Titanium Co., Ltd.	4,300	25,770
*	Toho Zinc Co., Ltd.	2,300	45,083
	Tohoku Bank, Ltd. (The)	2,400	23,677
	Tohokushinsha Film Corp.	5,900	37,474
	Tohto Suisan Co., Ltd.	700	26,078
	Tokai Carbon Co., Ltd.	53,100	602,747
	Tokai Corp.	4,500	87,784
	TOKAI Holdings Corp.	23,900	236,742

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokai Rika Co., Ltd.	9,500	$148,873
	Tokai Tokyo Financial Holdings, Inc.	62,600	161,177
	Token Corp.	2,320	174,592
	Tokio Marine Holdings, Inc.	71,500	3,195,672
	Tokushu Tokai Paper Co., Ltd.	1,300	54,293
*	Tokyo Base Co., Ltd.	3,100	11,953
	Tokyo Century Corp.	22,600	1,108,042
	Tokyo Dome Corp.	14,500	115,978
	Tokyo Electron Device, Ltd.	1,100	32,322
	Tokyo Electron, Ltd.	17,300	4,643,507
	Tokyo Energy & Systems, Inc.	10,800	83,073
	Tokyo Gas Co., Ltd.	45,800	1,037,806
	Tokyo Individualized Educational Institute, Inc.	6,800	37,751
	Tokyo Keiki, Inc.	2,900	24,007
	Tokyo Kiraboshi Financial Group, Inc.	4,285	46,738
	Tokyo Ohka Kogyo Co., Ltd.	7,100	420,389
*	Tokyo Rope Manufacturing Co., Ltd.	3,300	15,026
#	Tokyo Sangyo Co., Ltd.	7,300	36,203
	Tokyo Seimitsu Co., Ltd.	8,700	293,551
	Tokyo Tatemono Co., Ltd.	61,500	707,323
	Tokyo Theatres Co., Inc.	3,200	37,431
	Tokyotokeiba Co., Ltd.	1,600	79,648
	Tokyu Construction Co., Ltd.	30,500	134,219
	Tokyu Corp.	40,683	482,683
	Tokyu Fudosan Holdings Corp.	180,000	786,567
	Tokyu Recreation Co., Ltd.	300	14,142
	Toli Corp.	14,500	33,917
	Tomato Bank, Ltd.	3,000	28,652
#	Tomoe Corp.	3,500	11,582
#	Tomoe Engineering Co., Ltd.	3,000	55,838
	Tomoku Co., Ltd.	2,700	42,593
	TOMONY Holdings, Inc.	21,000	63,300
	Tomy Co., Ltd.	34,900	305,338
	Tonami Holdings Co., Ltd.	1,200	64,405
	Topcon Corp.	44,000	438,659
	Toppan Forms Co., Ltd.	17,300	165,988
	Toppan Printing Co., Ltd.	19,640	249,750
	Topre Corp.	7,700	77,399
*	Topy Industries, Ltd.	4,600	48,104
	Toray Industries, Inc.	423,007	1,914,065
	Torex Semiconductor, Ltd.	900	11,123
	Toridoll Holdings Corp.	6,400	81,110
	Torigoe Co., Ltd. (The)	3,600	34,811
	Torikizoku Co., Ltd.	2,700	39,692
	Torishima Pump Manufacturing Co., Ltd.	6,900	52,042
	Tosei Corp.	14,000	140,289
	Toshiba Corp.	23,300	589,393
	Toshiba TEC Corp.	10,000	400,377
	Totech Corp.	2,700	59,656
	Totetsu Kogyo Co., Ltd.	5,200	135,130
	TOTO, Ltd.	10,200	465,686
	Totoku Electric Co., Ltd.	300	6,643
	Tottori Bank, Ltd. (The)	1,400	14,894
#	Tow Co., Ltd.	17,400	46,720
	Towa Bank, Ltd. (The)	3,400	22,386
	Towa Corp.	7,800	90,198
	Towa Pharmaceutical Co., Ltd.	6,400	118,532
	Toyo Construction Co., Ltd.	25,400	97,244
	Toyo Corp.	4,000	36,378

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyo Denki Seizo K.K.	2,600	$27,503
*	Toyo Engineering Corp.	18,500	54,254
	Toyo Ink SC Holdings Co., Ltd.	19,100	354,883
	Toyo Kanetsu K.K.	5,100	109,159
#	Toyo Logistics Co., Ltd.	7,500	23,177
	Toyo Machinery & Metal Co., Ltd.	5,800	22,047
	Toyo Securities Co., Ltd.	25,300	27,984
	Toyo Seikan Group Holdings, Ltd.	46,300	432,554
	Toyo Suisan Kaisha, Ltd.	3,700	184,133
	Toyo Tanso Co., Ltd.	4,500	75,926
	Toyo Wharf & Warehouse Co., Ltd.	900	12,263
	Toyobo Co., Ltd.	22,223	296,283
	Toyoda Gosei Co., Ltd.	15,500	393,931
	Toyota Boshoku Corp.	31,100	451,753
	Toyota Industries Corp.	8,300	536,374
	Toyota Motor Corp., Sponsored ADR	53,503	7,024,409
	Toyota Motor Corp.	198,118	13,005,830
	TPR Co., Ltd.	7,300	87,414
	Trancom Co., Ltd.	3,100	222,747
#	Transaction Co., Ltd.	7,000	61,333
	Transcosmos, Inc.	6,400	174,592
	Trend Micro, Inc.	20,400	1,142,708
	Tri Chemical Laboratories, Inc.	800	96,070
	Trusco Nakayama Corp.	15,400	397,148
	TS Tech Co., Ltd.	12,800	354,288
	TSI Holdings Co., Ltd.	23,500	55,154
	Tsubaki Nakashima Co., Ltd.	15,700	116,121
	Tsubakimoto Chain Co.	8,400	186,520
	Tsubakimoto Kogyo Co., Ltd.	1,300	41,478
	Tsugami Corp.	17,300	241,330
	Tsukada Global Holdings, Inc.	1,400	3,240
	Tsukui Holdings Corp.	20,500	102,438
	Tsuruha Holdings, Inc.	5,100	714,127
	Tsurumi Manufacturing Co., Ltd.	5,900	99,448
	Tsutsumi Jewelry Co., Ltd.	2,500	56,160
#	Tsuzuki Denki Co., Ltd.	600	9,152
	TV Asahi Holdings Corp.	6,800	102,737
	Tv Tokyo Holdings Corp.	4,600	102,558
	UACJ Corp.	12,400	196,429
	Uchida Yoko Co., Ltd.	4,900	241,869
	Ueki Corp.	600	15,819
	Ulvac, Inc.	8,400	307,687
	Unicharm Corp.	29,500	1,364,992
*	Uniden Holdings Corp.	1,000	19,044
	UNIMAT Retirement Community Co., Ltd.	1,400	12,820
	Union Tool Co.	900	26,601
	Unipres Corp.	13,800	106,897
	UNIRITA, Inc.	600	11,306
	United Arrows, Ltd.	10,000	135,794
	United Super Markets Holdings, Inc.	16,000	172,116
	UNITED, Inc.	3,400	46,734
*	Universal Entertainment Corp.	3,700	63,098
#	Urbanet Corp. Co., Ltd.	9,800	24,151
	Usen-Next Holdings Co., Ltd.	3,300	42,411
	Ushio, Inc.	32,100	358,578
	USS Co., Ltd.	31,300	572,495
*	UT Group Co., Ltd.	17,200	535,933
	Utoc Corp.	2,100	9,435
#*	UUUM, CO., Ltd.	3,100	53,923

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	V Technology Co., Ltd.	3,700	$158,512
	Valor Holdings Co., Ltd.	13,200	325,182
	Valqua, Ltd.	4,800	80,476
	Value HR Co., Ltd.	1,600	24,994
	ValueCommerce Co., Ltd.	5,900	186,937
	Valuence Holdings, Inc.	1,500	55,814
	V-Cube, Inc.	4,500	99,088
#*	Vector, Inc.	17,100	145,765
	Vertex Corp.	1,600	24,854
*	Vision, Inc.	3,000	26,040
	Vital KSK Holdings, Inc.	15,000	134,983
	VT Holdings Co., Ltd.	37,300	130,973
	Wacoal Holdings Corp.	23,900	433,231
	Wacom Co., Ltd.	39,100	257,044
*	Waida Manufacturing Co., Ltd.	800	7,233
	Wakachiku Construction Co., Ltd.	3,200	35,586
	Wakita & Co., Ltd.	12,500	129,398
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	35,762
#	Waseda Academy Co., Ltd.	1,200	11,116
#	Watahan & Co., Ltd.	8,600	108,036
	Watts Co., Ltd.	1,800	13,665
	WDB Holdings Co., Ltd.	6,600	191,622
	Weathernews, Inc.	1,600	84,505
	Welbe, Inc.	1,700	24,917
	Welcia Holdings Co., Ltd.	16,000	627,061
#	Wellnet Corp.	9,400	48,475
	West Holdings Corp.	10,680	364,877
	West Japan Railway Co.	9,000	386,075
	Will Group, Inc.	8,400	62,519
	WIN-Partners Co., Ltd.	4,900	50,409
	Wood One Co., Ltd.	3,300	36,016
#	Workman Co., Ltd.	3,500	310,344
	World Co., Ltd.	10,200	129,504
	World Holdings Co., Ltd.	3,600	73,072
	Wowow, Inc.	1,300	34,273
	Xebio Holdings Co., Ltd.	8,300	54,202
	Yahagi Construction Co., Ltd.	7,200	57,888
	Yaizu Suisankagaku Industry Co., Ltd.	1,300	12,207
	Yakult Honsha Co., Ltd.	11,700	566,198
	YAKUODO Holdings Co., Ltd.	4,600	112,732
	YAMABIKO Corp.	11,100	139,259
	YAMADA Consulting Group Co., Ltd.	3,400	32,727
	Yamada Holdings Co., Ltd.	79,700	388,601
	Yamagata Bank, Ltd. (The)	4,400	54,329
	Yamaguchi Financial Group, Inc.	7,800	50,739
	Yamaha Corp.	7,300	346,058
	Yamaha Motor Co., Ltd.	55,500	793,540
	Yamaichi Electronics Co., Ltd.	3,500	44,878
#	YA-MAN, Ltd.	16,600	236,230
	Yamanashi Chuo Bank, Ltd. (The)	3,300	26,895
	Yamatane Corp.	1,400	18,255
	Yamato Corp.	8,000	54,718
	Yamato Holdings Co., Ltd.	23,300	616,762
	Yamato International, Inc.	6,300	19,269
	Yamaya Corp.	1,000	20,169
	Yamazaki Baking Co., Ltd.	24,800	407,360
	Yamazawa Co., Ltd.	1,400	22,929
	Yamazen Corp.	18,800	184,245
	Yaoko Co., Ltd.	6,900	488,395

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Yashima Denki Co., Ltd.	500	$4,353
	Yaskawa Electric Corp.	36,800	1,430,924
	Yasuda Logistics Corp.	2,900	25,926
	Yasunaga Corp.	1,200	11,603
	YE DIGITAL Corp.	3,200	20,469
	Yellow Hat, Ltd.	10,800	177,253
	Yodogawa Steel Works, Ltd.	8,200	153,927
	Yokogawa Bridge Holdings Corp.	8,300	146,914
	Yokogawa Electric Corp.	35,000	514,547
	Yokohama Reito Co., Ltd.	16,900	136,679
	Yokowo Co., Ltd.	3,700	93,599
	Yomeishu Seizo Co., Ltd.	1,400	24,014
#	Yomiuri Land Co., Ltd.	900	37,386
	Yondenko Corp.	2,200	47,343
	Yondoshi Holdings, Inc.	3,900	66,420
	Yoshinoya Holdings Co., Ltd.	11,600	213,226
	Yotai Refractories Co., Ltd.	9,100	67,917
	Yuasa Funashoku Co., Ltd.	400	11,485
	Yuasa Trading Co., Ltd.	5,300	150,991
#	Yumeshin Holdings Co., Ltd.	12,000	84,210
	Yurtec Corp.	19,500	117,995
	Yushin Precision Equipment Co., Ltd.	4,400	29,178
	Yushiro Chemical Industry Co., Ltd.	1,500	18,543
	Yutaka Giken Co., Ltd.	900	12,611
	Z Holdings Corp.	257,100	1,792,774
	Zaoh Co., Ltd.	1,600	21,211
	Zenitaka Corp. (The)	900	40,316
	Zenkoku Hosho Co., Ltd.	22,400	883,410
	Zenrin Co., Ltd.	8,650	95,035
	Zensho Holdings Co., Ltd.	15,468	361,473
	Zeon Corp.	49,300	599,805
	ZIGExN Co., Ltd.	29,500	87,775
	ZOZO, Inc.	23,800	603,756
	Zuiko Corp.	3,900	38,966
	Zuken, Inc.	1,000	25,319

TOTAL JAPAN			538,658,834

NETHERLANDS — (4.5%)
	Aalberts NV	27,412	919,648
*Ω	ABN AMRO Bank NV	38,120	313,128
*	Accell Group NV	6,871	185,545
#*Ω	Adyen NV	2,673	4,492,627
#	Aegon NV	414,234	1,114,296
#	Aegon NV	274,024	739,865
	Akzo Nobel NV	29,854	2,871,648
#*	Altice Europe NV	172,034	845,832
*	Altice Europe NV, Class B	5,130	25,328
	AMG Advanced Metallurgical Group NV	2,691	48,440
	Amsterdam Commodities NV	9,161	190,917
	APERAM SA	22,258	597,330
*	Arcadis NV	30,947	719,115
	ASM International NV	11,733	1,675,834
	ASML Holding NV	5,120	1,852,398
	ASML Holding NV	28,929	10,449,444
	ASR Nederland NV	84,189	2,554,756
*Ω	Basic-Fit NV	8,286	201,037
	BE Semiconductor Industries NV	19,812	798,299
#*	Brunel International NV	8,121	57,577
	Coca-Cola European Partners P.L.C.	43,775	1,561,034

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Corbion NV	17,966	$815,973
Ω	Flow Traders	11,803	386,875
	ForFarmers NV	14,215	83,104
#*	Fugro NV	47,023	179,453
*Ω	GrandVision NV	8,498	236,233
*	Heijmans NV	8,775	74,368
#	Heineken NV	32,370	2,865,313
*	Hunter Douglas NV	853	49,255
	IMCD NV	16,137	1,867,713
#*	ING Groep NV, Sponsored ADR	52,727	359,598
*	ING Groep NV	744,834	5,101,902
Ω	Intertrust NV	29,353	455,116
#*	Kendrion NV	3,348	60,099
	Koninklijke Ahold Delhaize NV, Sponsored ADR	839	23,116
	Koninklijke Ahold Delhaize NV	279,895	7,673,536
*	Koninklijke BAM Groep NV	59,131	73,278
	Koninklijke DSM NV	25,811	4,127,888
	Koninklijke KPN NV	1,540,361	4,160,175
*	Koninklijke Philips NV	103,251	4,782,251
*	Koninklijke Philips NV	25,868	1,202,876
	Koninklijke Vopak NV	22,662	1,176,982
*Ω	Lucas Bols NV	3,519	30,114
	Nedap N.V.	2,325	120,813
	NN Group NV	104,990	3,653,750
*	Ordina NV	20,715	55,753
*	PostNL NV	138,820	460,428
	Prosus N.V.	34,685	3,462,810
*	Randstad NV	72,089	3,596,991
*Ω	Signify NV	46,032	1,633,921
*	Sligro Food Group NV	5,889	84,250
	TKH Group NV	13,161	423,768
*	TomTom NV	24,461	164,348
	Unilever NV	146,981	8,313,245
#	Unilever NV	57,621	3,248,311
	Van Lanschot Kempen NV	4,458	89,228
	Wolters Kluwer NV	102,067	8,264,024

TOTAL NETHERLANDS			101,570,956

NEW ZEALAND — (0.5%)
*	AFT Pharmaceuticals, Ltd.	3,673	12,135
	Arvida Group, Ltd.	78,707	90,983
*	Auckland International Airport, Ltd.	133,485	617,487
	Briscoe Group, Ltd.	5,956	16,157
	Chorus, Ltd.	155,879	866,808
	Chorus, Ltd., ADR	880	24,631
	Contact Energy, Ltd.	41,450	202,081
	EBOS Group, Ltd.	46,315	788,347
	Fisher & Paykel Healthcare Corp., Ltd.	49,037	1,134,441
*	Fletcher Building, Ltd.	212,834	576,381
	Fletcher Building, Ltd.	1,711	4,648
	Freightways, Ltd.	43,233	239,924
#	Gentrack Group, Ltd.	3,743	2,997
	Hallenstein Glasson Holdings, Ltd.	15,793	63,980
	Heartland Group Holdings, Ltd.	99,775	88,372
	Infratil, Ltd.	217,264	778,020
	Investore Property, Ltd.	53,820	79,325
*	Kathmandu Holdings, Ltd.	147,266	113,511
	Mainfreight, Ltd.	11,355	404,885
	Mercury NZ, Ltd.	86,179	304,673

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Meridian Energy, Ltd.	160,529	$562,626
*	Metlifecare, Ltd.	24,037	95,360
#	NEW Zealand King Salmon Investments, Ltd.	7,998	8,829
*	New Zealand Refining Co., Ltd. (The)	40,839	15,138
#*	NZME, Ltd.	3,265	1,288
#	NZX, Ltd.	51,963	59,061
	Oceania Healthcare, Ltd.	23,417	20,867
*	Pacific Edge, Ltd.	33,541	15,950
	PGG Wrightson, Ltd.	9,271	18,093
#	Port of Tauranga, Ltd.	20,445	97,840
*	Pushpay Holdings, Ltd.	8,107	48,765
*	Restaurant Brands New Zealand, Ltd.	7,513	58,940
	Ryman Healthcare, Ltd.	22,629	209,410
#	Sanford, Ltd.	10,196	37,415
	Scales Corp., Ltd.	17,828	59,733
	Skellerup Holdings, Ltd.	41,550	84,592
*	SKY Network Television, Ltd.	224,706	22,111
	SKYCITY Entertainment Group, Ltd.	63,590	117,663
#	Spark New Zealand, Ltd.	444,558	1,319,299
	Summerset Group Holdings, Ltd.	44,965	308,979
*	Synlait Milk, Ltd.	4,558	16,047
*	Tourism Holdings, Ltd.	31,632	46,798
*	TOWER, Ltd.	110,380	41,576
#	Trustpower, Ltd.	9,349	43,746
	Turners Automotive Group, Ltd.	4,885	8,495
	Vector, Ltd.	58,050	161,160
*	Vista Group International, Ltd.	21,055	20,950
	Warehouse Group, Ltd. (The)	32,141	50,735
	Z Energy, Ltd.	178,107	332,839

TOTAL NEW ZEALAND			10,294,091

NORWAY — (0.7%)
	ABG Sundal Collier Holding ASA	66,881	35,689
#*	Adevinta ASA, Class B	11,925	184,577
	AF Gruppen ASA	10,432	169,505
*	Akastor ASA	49,939	36,052
*	Aker Carbon Capture A/S	29,720	21,916
*	Aker Solutions ASA	39,627	38,775
	American Shipping Co. ASA	3,443	10,023
*	Atea ASA	46,027	534,779
	Austevoll Seafood ASA	11,545	78,639
#Ω	Avance Gas Holding, Ltd.	4,868	13,900
*	B2Holding ASA	88,310	57,547
*	Bakkafrost P/F	3,650	208,804
	Bonheur ASA	4,820	101,971
#*	Borr Drilling Ltd.	1,454	567
	Borr Drilling Ltd.	1,000	390
	Borregaard ASA	33,856	453,524
*	DNB ASA	158,987	2,147,086
Ω	Entra ASA	53,609	700,830
Ω	Europris ASA	105,581	548,793
Ω	Fjordkraft Holding ASA	31,865	262,434
	Gjensidige Forsikring ASA	21,417	408,101
*	Golar LNG, Ltd.	568	4,288
	Grieg Seafood ASA	15,229	107,715
*	Hexagon Composites ASA	21,825	99,889
	Kitron ASA	6,432	11,619
#*	Kongsberg Automotive ASA	191,049	3,671
	Kongsberg Gruppen ASA	33,981	552,169

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Kvaerner ASA	87,127	$67,866
	Leroy Seafood Group ASA	27,355	128,492
	Medistim ASA	530	11,532
	Mowi ASA	43,088	680,705
*	NEL ASA	81,684	156,342
*	Nordic Nanovector ASA	2,120	3,097
*	Nordic Semiconductor ASA	28,929	304,292
*	Norsk Hydro ASA	52,737	148,210
	Norway Royal Salmon ASA	6,469	139,047
*	Norwegian Finans Holding ASA	26,601	191,690
	Norwegian Property ASA	10,414	12,243
	Ocean Yield ASA	15,224	33,851
*	Odfjell Drilling, Ltd.	25,534	26,902
*	Olav Thon Eiendomsselskap ASA	2,241	31,179
	Orkla ASA	56,550	533,821
*	Otello Corp. ASA	43,963	88,788
*	PGS ASA	119,512	29,721
*	Protector Forsikring ASA	21,620	102,547
*	Salmar ASA	11,348	576,256
*Ω	Sbanken ASA	14,605	93,130
Ω	Scatec Solar ASA	31,690	701,036
*	Schibsted ASA, Class A	11,049	451,660
*	Schibsted ASA, Class B	13,810	498,303
	Selvaag Bolig ASA	18,981	94,679
*	Solon Eiendom ASA	2,379	7,999
*	SpareBank 1 SR-Bank ASA	92,357	736,543
*	Storebrand ASA	200,358	1,057,359
*	Subsea 7 SA	126,266	838,589
	TGS NOPEC Geophysical Co. ASA	65,216	601,652
	Tomra Systems ASA	14,894	601,519
	Treasure ASA	7,397	12,035
*	Veidekke ASA	33,892	390,603
	Wilh Wilhelmsen Holding ASA, Class A	2,067	30,609
*Ω	XXL ASA	28,854	65,947

TOTAL NORWAY			16,241,497

PORTUGAL — (0.1%)
#	Altri SGPS SA	33,575	129,796
*	Banco Espirito Santo SA	18,689	0
*	CTT-Correios de Portugal SA	54,748	133,953
	EDP Renovaveis SA	48,465	921,354
	Jeronimo Martins SGPS SA	55,551	882,356
#*	Mota-Engil SGPS SA	35,962	45,980
	Navigator Co. SA (The)	38,840	85,576
	NOS SGPS SA	125,417	431,031
	REN - Redes Energeticas Nacionais SGPS SA	138,484	363,739
	Sonae SGPS SA	323,749	190,827

TOTAL PORTUGAL			3,184,612

SINGAPORE — (0.7%)
	Accordia Golf Trust	207,400	2,176
	AEM Holdings, Ltd.	37,300	92,328
	Ascendas India Trust	70,300	66,970
#	Best World International, Ltd.	54,600	10,105
	Boustead Projects, Ltd.	5,100	2,754
	Boustead Singapore, Ltd.	50,700	26,007
#	BRC Asia, Ltd.	23,800	20,771
	Bukit Sembawang Estates, Ltd.	50,500	131,943

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Bund Center Investment, Ltd.	5,250	$2,014
	CapitaLand, Ltd.	139,000	261,568
	Centurion Corp., Ltd.	64,200	15,029
	China Aviation Oil Singapore Corp., Ltd.	103,700	69,842
	China Sunsine Chemical Holdings, Ltd.	147,900	42,782
	Chip Eng Seng Corp., Ltd.	142,900	45,019
	City Developments, Ltd.	87,100	404,481
*	COSCO Shipping International Singapore Co., Ltd.	268,200	35,971
	CSE Global, Ltd.	175,300	56,082
	Dairy Farm International Holdings, Ltd.	71,500	269,328
	Dasin Retail Trust	7,900	4,594
	DBS Group Holdings, Ltd.	168,694	2,512,841
	Del Monte Pacific, Ltd.	92,600	8,481
	Delfi, Ltd.	52,600	24,668
*	Ezion Holdings, Ltd.	350,280	2,077
#*	Ezra Holdings, Ltd.	194,482	293
	Far East Orchard, Ltd.	50,200	36,021
	Food Empire Holdings, Ltd.	66,800	28,411
	Fraser and Neave, Ltd.	73,600	62,569
	Frasers Property, Ltd.	90,300	72,047
	Frencken Group, Ltd.	50,100	34,706
	Fu Yu Corp., Ltd.	139,000	23,410
*	Gallant Venture, Ltd.	272,800	24,978
	Genting Singapore, Ltd.	406,400	191,908
	GL, Ltd.	18,400	6,607
	Great Eastern Holdings, Ltd.	4,400	57,312
	GuocoLand, Ltd.	118,666	127,016
*	Halcyon Agri Corp., Ltd.	28,372	5,093
	Haw Par Corp., Ltd.	22,800	156,555
	Hi-P International, Ltd.	16,200	14,338
	Ho Bee Land, Ltd.	72,400	123,420
	Hong Fok Corp., Ltd.	41,300	19,352
	Hong Leong Asia, Ltd.	47,900	16,526
	Hong Leong Finance, Ltd.	56,000	92,275
	Hongkong Land Holdings, Ltd.	140,000	513,962
	Hour Glass, Ltd. (The)	66,500	34,093
#	HRnetgroup, Ltd.	119,200	41,030
	Hutchison Port Holdings Trust	1,016,200	147,467
	iFAST Corp., Ltd.	14,500	39,177
*	k1 Ventures, Ltd.	17,100	0
	Lian Beng Group, Ltd.	142,400	41,101
	Metro Holdings, Ltd.	79,700	39,717
#*	Midas Holdings, Ltd.	200,100	5,274
*	mm2 Asia, Ltd.	84,400	10,710
	NetLink NBN Trust	108,200	76,150
	NSL, Ltd.	2,000	982
	Oversea-Chinese Banking Corp., Ltd.	261,066	1,610,189
	Oxley Holdings, Ltd.	274,337	42,209
	Penguin International, Ltd.	19,400	5,836
	Q&M Dental Group Singapore, Ltd.	44,400	14,954
*	Raffles Education Corp., Ltd.	6,903	656
	Raffles Medical Group, Ltd.	49,879	28,139
	Riverstone Holdings, Ltd.	18,900	52,653
#	SATS, Ltd.	114,760	250,272
	SBS Transit, Ltd.	12,200	25,466
*	Sembcorp Marine, Ltd.	708,100	62,260
	Sheng Siong Group, Ltd.	187,800	229,540
	SIA Engineering Co., Ltd.	26,900	32,110
	SIIC Environment Holdings, Ltd.	120,700	15,991

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Sinarmas Land, Ltd.	101,700	$12,343
	Singapore Exchange, Ltd.	159,400	1,010,971
	Singapore Post, Ltd.	354,500	172,840
	Singapore Press Holdings, Ltd.	286,500	207,542
	Singapore Technologies Engineering, Ltd.	308,300	788,113
	Singapore Telecommunications, Ltd.	520,900	774,329
	Singapore Telecommunications, Ltd.	9,600	14,351
	Stamford Land Corp., Ltd.	54,500	11,788
	StarHub, Ltd.	111,900	95,843
	Straits Trading Co., Ltd.	44,700	50,843
	Sunningdale Tech, Ltd.	51,500	58,557
*	Swiber Holdings, Ltd.	50,250	750
	Tuan Sing Holdings, Ltd.	71,119	15,115
	UMS Holdings, Ltd.	38,500	26,517
	United Industrial Corp., Ltd.	68,500	109,364
	United Overseas Bank, Ltd.	57,585	800,112
	UOB-Kay Hian Holdings, Ltd.	63,874	61,804
	UOL Group, Ltd.	111,351	507,559
	Valuetronics Holdings, Ltd.	128,810	52,794
	Venture Corp., Ltd.	46,100	649,861
	Vicom, Ltd.	32,400	47,736
	Wing Tai Holdings, Ltd.	165,700	217,165
#	Yangzijiang Shipbuilding Holdings, Ltd.	1,037,700	698,629

TOTAL SINGAPORE			14,905,532

SPAIN — (1.7%)
	Acciona SA	11,983	1,210,721
*	Acerinox SA	51,429	408,258
	ACS Actividades de Construccion y Servicios SA	55,635	1,322,484
*Ω	Aena SME SA	6,672	898,957
	Alantra Partners SA	4,315	55,166
	Almirall SA	21,340	228,251
	Amadeus IT Group SA	90,668	4,319,981
*	Amper SA	117,290	23,893
*	Applus Services SA	36,530	286,340
	Atresmedia Corp. de Medios de Comunicacion SA	35,513	93,083
*	Azkoyen SA	1,659	7,886
	Banco Bilbao Vizcaya Argentaria SA	331,520	956,484
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	213,887	618,134
	Banco de Sabadell SA	2,356,977	721,254
*	Banco Santander SA	1,560,481	3,124,949
#*	Banco Santander SA, Sponsored ADR	9,998	20,096
	Bankinter SA	253,109	951,220
	CaixaBank SA	1,033,039	1,884,872
*	Caja de Ahorros del Mediterraneo	233	0
*	Construcciones y Auxiliar de Ferrocarriles SA	6,439	203,998
*	eDreams ODIGEO SA	8,936	23,127
	Elecnor SA	6,979	71,233
	Enagas SA	99,082	2,138,563
*	Ence Energia y Celulosa SA	41,710	93,166
	Ercros SA	7,631	15,837
Ω	Euskaltel SA	29,182	277,468
	Faes Farma SA	79,408	299,254
	Ferrovial SA	17,436	377,631
	Fluidra SA	5,972	107,909
Ω	Gestamp Automocion SA	40,092	122,601
Ω	Global Dominion Access SA	22,427	79,784
	Grifols SA	22,267	601,747
	Grupo Catalana Occidente SA	12,633	291,445

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Grupo Empresarial San Jose SA	2,330	$10,893
*	Grupo Ezentis SA	13,405	3,586
	Iberdrola SA	347,785	4,106,498
	Iberpapel Gestion SA	809	14,967
#*	Indra Sistemas SA	71,490	428,737
#	Industria de Diseno Textil SA	135,544	3,346,490
*	Laboratorios Farmaceuticos Rovi SA	1,431	51,036
*	Liberbank SA	279,258	74,728
	Mapfre SA	317,829	479,548
*	Mediaset Espana Comunicacion SA	62,746	209,773
*Ω	Metrovacesa S.A.	3,173	17,887
	Naturgy Energy Group SA	33,806	628,053
*Ω	Neinor Homes SA	7,081	85,487
#*	Obrascon Huarte Lain SA	12,647	8,506
	Pharma Mar SA	4,088	548,769
*	Promotora de Informaciones SA, Class A	39,368	29,416
Ω	Prosegur Cash SA	153,049	118,405
	Prosegur Cia de Seguridad SA	73,565	168,505
*	Quabit Inmobiliaria SA	34,647	13,170
*	Realia Business SA	163,953	116,609
	Red Electrica Corp. SA	126,536	2,228,867
	Sacyr SA	59,587	101,335
	Siemens Gamesa Renewable Energy SA	41,453	1,176,407
*	Solaria Energia y Medio Ambiente SA	10,198	198,409
*Ω	Talgo SA	14,798	52,660
*	Tecnicas Reunidas SA	15,110	121,168
	Telefonica SA, Sponsored ADR	25,963	86,197
	Telefonica SA	542,613	1,765,136
*	Tubacex SA	26,193	28,979
*Ω	Unicaja Banco SA	166,366	106,528
	Vidrala SA	6,549	625,500
*	Vocento SA	7,149	5,266
	Zardoya Otis SA	50,189	306,602

TOTAL SPAIN			39,099,909

SWEDEN — (4.0%)
Ω	AcadeMedia AB	17,378	139,848
*	Adapteo Oyj	10,119	92,943
*	AddLife AB, Class B	14,229	213,821
*	AddNode Group AB	3,605	88,958
	AddTech AB, Class B	122,388	1,352,519
*	AF Poyry AB	36,672	837,974
*	Alfa Laval AB	85,481	1,736,272
Ω	Alimak Group AB	11,756	144,630
*Ω	Ambea AB	10,123	56,914
*	Arise AB	5,707	22,064
	Arjo AB, Class B	65,958	468,869
	Assa Abloy AB, Class B	55,613	1,191,924
	Atlas Copco AB, Class A	94,522	4,172,310
	Atlas Copco AB, Class B	54,928	2,104,609
	Atrium Ljungberg AB, Class B	10,784	174,217
*Ω	Attendo AB	61,296	280,863
	Avanza Bank Holding AB	58,232	1,109,105
	Axfood AB	41,236	958,455
	Beijer Alma AB	13,531	176,517
*	Beijer Electronics Group AB	10,291	40,508
	Beijer Ref AB	20,129	557,307
	Bergman & Beving AB	7,871	70,798
	Besqab AB	764	11,013

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Betsson AB	61,336	$467,350
*	Bilia AB, Class A	48,348	643,106
	BillerudKorsnas AB	75,340	1,176,892
	BioGaia AB, Class B	7,871	373,498
*	Biotage AB	8,847	147,363
	Boliden AB	102,879	2,805,418
*	Bonava AB, Class B	24,862	193,209
Ω	Bravida Holding AB	57,778	666,179
*	Bufab AB	8,142	121,328
*	Bulten AB	2,524	21,148
	Bure Equity AB	17,396	504,791
*	Byggmax Group AB	39,743	196,399
	Castellum AB	25,073	522,037
	Catena AB	5,768	234,754
*	Cavotec SA	8,963	18,658
*	Cellavision AB	1,099	34,346
*	Clas Ohlson AB, Class B	20,654	182,753
*	Cloetta AB, Class B	73,406	172,535
#*	Collector AB	2,336	3,779
*	Concentric AB	21,100	349,610
*Ω	Coor Service Management Holding AB	27,349	175,728
	Corem Property Group AB, Class B	16,602	32,148
	Dios Fastigheter AB	14,012	98,107
*Ω	Dometic Group AB	93,233	1,007,800
*	Doro AB	4,193	19,579
*	Duni AB	10,324	90,362
Ω	Dustin Group AB	21,430	136,288
	Eastnine AB	3,292	40,511
*	Elanders AB, Class B	1,312	11,873
#	Electrolux AB, Class B	63,367	1,428,823
*	Electrolux Professional AB, Class B	49,558	186,822
#	Elekta AB, Class B	186,385	2,179,958
#*Ω	Eltel AB	18,484	42,965
*	Enea AB	4,907	87,718
	Epiroc AB, Class A	107,285	1,601,937
	Epiroc AB, Class B	63,070	902,887
Ω	Evolution Gaming Group AB	10,380	769,887
*	eWork Group AB	1,253	10,296
	Fabege AB	83,636	1,056,063
*	Fagerhult AB	13,271	60,001
*	Fastighets AB Balder, Class B	8,105	381,451
	FastPartner AB, Class A	6,434	53,345
#*	Fenix Outdoor International AG	1,455	150,936
*	Ferronordic AB	2,117	35,209
#*	Fingerprint Cards AB, Class B	2,112	3,562
	G5 Entertainment AB	1,969	87,112
*	GARO AB	474	26,582
	Getinge AB, Class B	34,549	676,468
*	GHP Specialty Care AB	7,694	17,113
#*	Granges AB	22,945	206,967
*	Gunnebo AB	25,329	70,470
*	Haldex AB	8,424	34,336
	Heba Fastighets AB, Class B	7,353	85,888
#	Hennes & Mauritz AB, Class B	90,859	1,477,222
#*	Hexagon AB, Class B	9,336	684,302
*	Hexatronic Group AB	2,247	14,421
*	Hexpol AB	67,205	591,900
*	HMS Networks AB	6,717	147,118
#*Ω	Hoist Finance AB	29,068	103,815

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Holmen AB, Class B	17,326	$656,126
	Hufvudstaden AB, Class A	18,063	235,815
*	Humana AB	6,021	35,810
	Husqvarna AB, Class A	12,734	128,751
	Husqvarna AB, Class B	122,543	1,263,615
	ICA Gruppen AB	36,670	1,735,897
*	Indutrade AB	21,385	1,082,700
	Instalco AB	8,999	199,731
#	International Petroleum Corp.	3,960	6,182
	Intrum AB	26,533	648,385
	INVISIO AB	1,988	35,767
*	Inwido AB	18,358	194,263
#*	ITAB Shop Concept AB, Class B	2,638	3,781
	JM AB	28,922	835,263
	Karnov Group AB	2,242	13,768
	Kindred Group P.L.C.	136,204	1,036,124
#	Klovern AB, Class B	134,494	204,939
*	KNOW IT AB	7,822	214,004
	Kungsleden AB	51,096	433,590
	Lagercrantz Group AB, Class B	49,293	303,816
Ω	LeoVegas AB	4,691	15,694
	Lifco AB, Class B	11,411	835,303
	LIME TECHNOLOGIES AB	814	27,746
	Lindab International AB	25,338	391,157
*	Loomis AB	22,206	495,278
*	Medcap AB	582	14,728
*	Medicover AB	5,580	77,060
#*	Medivir AB, Class B	1,257	1,987
*	Mekonomen AB	12,393	120,181
	Midsona AB, Class B	1,345	9,730
	Millicom International Cellular SA	18,187	534,138
	MIPS AB	5,477	235,615
*	Modern Times Group MTG AB, Class B	27,624	367,911
*	Momentum Group AB, Class B	8,229	112,965
#	Mycronic AB	33,855	714,292
*	NCC AB, Class B	28,144	448,542
*	Nederman Holding AB	5,019	67,551
*	New Wave Group AB, Class B	19,982	90,151
*	Nibe Industrier AB, Class B	32,522	783,091
*	Nobia AB	30,967	186,651
*Ω	Nobina AB	23,570	129,249
*	Nordic Entertainment Group AB, Class B	18,594	663,765
*Ω	Nordic Waterproofing Holding A.S	9,203	126,325
	NP3 Fastigheter AB	6,447	75,133
*	Nyfosa AB	29,492	243,847
*	OEM International AB, Class B	2,382	72,459
*	Pandox AB	29,887	298,378
*	Peab AB, Class B	88,353	817,706
	Platzer Fastigheter Holding AB, Class B	16,807	161,023
*	Proact IT Group AB	2,647	62,986
#*	Qliro AB	5,033	18,948
#*	Qliro Group AB	50,338	35,706
	Ratos AB, Class B	120,121	437,641
#*	RaySearch Laboratories AB	5,832	49,369
Ω	Resurs Holding AB	26,455	120,940
	Rottneros AB	32,778	29,385
#*	Saab AB, Class B	29,463	675,900
	Sagax AB, Class B	14,635	229,870
	Samhallsbyggnadsbolaget i Norden AB	120,629	331,988

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Samhallsbyggnadsbolaget i Norden AB, Class D	17,400	$56,542
*	Sandvik AB	100,986	1,800,084
#*Ω	Scandic Hotels Group AB	11,296	28,655
	Sectra AB, Class B	7,209	439,247
*	Securitas AB, Class B	117,886	1,664,070
*	Semcon AB	4,539	32,681
*	Sensys Gatso Group AB	121,587	18,627
#*Ω	Sinch AB	3,082	292,582
*	Skandinaviska Enskilda Banken AB, Class A	184,524	1,583,444
*	Skandinaviska Enskilda Banken AB, Class C	4,014	36,913
#	Skanska AB, Class B	108,718	2,039,067
	SKF AB, Class A	2,666	54,679
	SKF AB, Class B	48,300	988,748
	SkiStar AB	13,399	150,191
*	Svenska Cellulosa AB SCA, Class A	4,573	63,264
#*	Svenska Cellulosa AB SCA, Class B	95,228	1,288,103
#*	Svenska Handelsbanken AB, Class A	177,097	1,434,960
#*	Svenska Handelsbanken AB, Class B	4,821	46,540
	Sweco AB, Class B	14,744	741,920
*	Swedbank AB, Class A	107,747	1,686,845
*	Swedish Orphan Biovitrum AB	73,355	1,265,083
#*	Systemair AB	6,988	196,218
#	Telefonaktiebolaget LM Ericsson, Sponsored ADR	51,015	571,878
	Telefonaktiebolaget LM Ericsson, Class A	4,278	51,087
	Telefonaktiebolaget LM Ericsson, Class B	147,442	1,646,118
	Telia Co. AB	364,626	1,395,114
*Ω	Thule Group AB	21,693	709,763
*	Trelleborg AB, Class B	39,265	653,360
	Troax Group AB	9,083	148,051
*	VBG Group AB, Class B	3,360	52,815
	Vitec Software Group AB, Class B	2,624	81,585
*	Vitrolife AB	2,728	66,364
*	Volvo AB, Class A	66,571	1,292,375
*	Volvo AB, Class B	348,699	6,777,728
	Wallenstam AB, Class B	68,724	911,010
	Wihlborgs Fastigheter AB	44,089	794,679

TOTAL SWEDEN			90,064,667

SWITZERLAND — (7.8%)
#	ABB, Ltd., Sponsored ADR	36,020	874,926
	ABB, Ltd.	131,873	3,199,899
	Adecco Group AG	62,144	3,047,164
*	Alcon, Inc.	58,451	3,322,355
*	Alcon, Inc.	2,604	148,046
	Allreal Holding AG	4,957	1,049,889
	ALSO Holding AG	2,262	529,232
*	ams AG	83,919	1,796,846
*	APG SGA SA	412	80,165
*	Arbonia AG	14,830	164,653
*	Aryzta AG	172,603	86,634
*	Ascom Holding AG	9,499	113,889
	Bachem Holding AG, Class B	784	316,931
	Baloise Holding AG	18,087	2,473,492
	Banque Cantonale de Geneve	319	56,913
	Banque Cantonale Vaudoise	7,610	737,411
*	Basilea Pharmaceutica AG	1,702	82,687
	Belimo Holding AG	124	922,151
	Bellevue Group AG	3,163	83,151
	Berner Kantonalbank AG	1,979	450,334

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	BKW AG	3,027	$300,686
	Bobst Group SA	1,972	94,883
	Bossard Holding AG, Class A	2,135	346,848
	Bucher Industries AG	2,453	945,686
	Burckhardt Compression Holding AG	1,462	366,044
	Burkhalter Holding AG	2,295	147,571
*	Calida Holding AG	1,324	39,582
*	Carlo Gavazzi Holding AG	182	29,777
	Cembra Money Bank AG	12,097	1,344,022
	Cicor Technologies, Ltd.	223	10,051
#	Cie Financiere Richemont SA	67,949	4,247,069
	Cie Financiere Tradition SA	392	45,142
#	Clariant AG	86,839	1,489,784
	Coltene Holding AG	1,811	139,692
	Conzzeta AG	278	280,218
	Credit Suisse Group AG	142,149	1,340,660
#	Credit Suisse Group AG, Sponsored ADR	174,770	1,644,586
	Daetwyler Holding AG	667	149,221
	DKSH Holding AG	21,071	1,355,710
#	dormakaba Holding AG	896	411,975
*	Dottikon Es Holding AG	35	45,037
#*	Dufry AG	16,765	633,062
	EFG International AG	30,794	166,981
	Emmi AG	789	745,289
	EMS-Chemie Holding AG	1,125	989,526
	Energiedienst Holding AG	1,192	34,838
*	Feintool International Holding AG	280	14,363
*	Flughafen Zurich AG	5,412	730,368
	Forbo Holding AG	166	254,161
Ω	Galenica AG	20,640	1,301,598
*	GAM Holding AG	42,666	68,956
	Geberit AG	3,517	2,001,768
	Georg Fischer AG	807	815,108
	Givaudan SA	1,520	6,198,466
	Gurit Holding AG	97	203,150
	Helvetia Holding AG	11,130	872,739
*	Hiag Immobilien Holding AG	90	9,130
*	HOCHDORF Holding AG	97	6,126
	Huber & Suhner AG	5,650	407,449
	Hypothekarbank Lenzburg AG	12	56,346
	Implenia AG	6,444	129,249
*	Ina Invest Holding AG	1,289	23,959
	Inficon Holding AG	331	243,037
	Interroll Holding AG	230	617,971
	Intershop Holding AG	212	129,998
	Investis Holding SA	1,529	146,625
	Julius Baer Group, Ltd.	73,611	3,276,075
*	Jungfraubahn Holding AG	1,020	113,077
	Kardex Holding AG	2,312	408,207
*	Komax Holding AG	858	155,406
#	Kudelski SA	3,540	12,497
	Kuehne + Nagel International AG	11,314	2,261,251
*	Landis & Gyr Group AG	5,215	291,254
#*	Lastminute.com NV	1,649	28,129
	LEM Holding SA	73	132,329
	Liechtensteinische Landesbank AG	4,512	254,695
	Logitech International SA	50,736	4,268,224
#	Logitech International SA	14,496	1,227,086
	Luzerner Kantonalbank AG	640	272,357

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*Ω	Medartis Holding AG	205	$10,067
*	Meier Tobler Group AG	600	5,981
	Metall Zug AG	56	69,200
	Mobilezone Holding AG	15,152	141,920
	Mobimo Holding AG	2,504	723,616
	Novartis AG, Sponsored ADR	136,942	10,692,431
	Novartis AG	25,021	1,949,701
	OC Oerlikon Corp. AG	75,787	527,544
#*	Orascom Development Holding AG	912	7,914
	Partners Group Holding AG	2,970	2,673,908
	Phoenix Mecano AG	230	104,503
	Plazza AG, Class A	212	66,583
	PSP Swiss Property AG	11,376	1,375,653
	Rieter Holding AG	770	66,307
	Roche Holding AG	3,910	1,259,807
	Roche Holding AG	103,912	33,390,182
	Schaffner Holding AG	38	7,955
	Schindler Holding AG	3,862	992,698
	Schweiter Technologies AG	385	525,519
*Ω	Sensirion Holding AG	1,053	57,955
	SFS Group AG	5,636	526,091
	SGS SA	1,086	2,712,623
	SIG Combibloc Group AG	112,946	2,323,161
	Sika AG	32,823	8,074,614
*	Sonova Holding AG	8,924	2,118,270
	St Galler Kantonalbank AG	1,014	427,902
	Straumann Holding AG	1,700	1,774,549
	Sulzer AG	4,021	294,306
*	Sunrise Communications Group AG	19,877	2,382,335
	Swatch Group AG (The)	8,105	1,716,403
	Swatch Group AG (The)	15,537	635,083
	Swiss Life Holding AG	7,515	2,527,960
	Swiss Prime Site AG	21,072	1,772,786
	Swiss Re AG	48,496	3,480,102
#*	Swiss Steel Holding AG	87,913	16,780
	Swisscom AG	13,916	7,077,689
	Swissquote Group Holding SA	3,745	298,205
	Temenos AG	24,757	2,660,675
	TX Group AG	768	53,768
	u-blox Holding AG	1,411	70,931
	UBS Group AG	292,594	3,406,370
#	UBS Group AG	97,065	1,134,690
	Valiant Holding AG	3,433	275,430
*	Valora Holding AG	845	120,629
	Varia US Properties AG	791	32,607
Ω	VAT Group AG	6,785	1,272,967
	Vaudoise Assurances Holding SA	364	176,847
*	Vetropack Holding AG	950	52,991
	Vifor Pharma AG	20,069	2,258,680
	Vontobel Holding AG	16,802	1,031,129
	VP Bank AG	1,148	130,242
	VZ Holding AG	3,604	302,855
*	V-ZUG Holding AG	560	42,647
	Walliser Kantonalbank	563	66,006
	Warteck Invest AG	22	54,482
	Ypsomed Holding AG	820	101,965
	Zehnder Group AG	2,142	102,445
	Zug Estates Holding AG, Class B	65	135,443
	Zuger Kantonalbank AG	15	103,453
	Zurich Insurance Group AG	18,868	6,266,923

TOTAL SWITZERLAND			176,474,340

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (12.8%)
	3i Group P.L.C.	206,734	$2,582,043
*	4imprint Group P.L.C.	9,683	259,592
	888 Holdings P.L.C.	109,532	380,634
*	A.G. Barr P.L.C.	23,772	145,215
*	AA P.L.C.	171,091	50,501
	Admiral Group P.L.C.	44,130	1,572,081
	Advanced Medical Solutions Group P.L.C.	9,681	26,338
*	Afren P.L.C.	43,528	0
	Air Partner P.L.C.	8,770	7,331
	AJ Bell P.L.C.	52,632	287,300
	Alliance Pharma P.L.C.	58,522	55,720
	Antofagasta P.L.C.	27,235	363,156
*	Appreciate Group P.L.C.	10,000	3,275
*	Arrow Global Group P.L.C.	34,935	56,708
*Ω	Ascential P.L.C.	105,064	376,262
	Ashmore Group P.L.C.	193,607	895,732
	Ashtead Group P.L.C.	86,943	3,141,886
*	ASOS P.L.C.	40,413	2,305,709
	AstraZeneca P.L.C., Sponsored ADR	236,656	11,870,665
	AstraZeneca P.L.C.	31,073	3,119,899
Ω	Auto Trader Group P.L.C.	478,735	3,599,334
Ω	Avast P.L.C.	316,601	1,945,592
	AVEVA Group P.L.C.	5,434	301,629
	Aviva P.L.C.	818,368	2,729,728
	Avon Rubber P.L.C.	10,138	516,439
	B&M European Value Retail SA	333,405	2,092,419
	Babcock International Group P.L.C.	186,427	525,181
	BAE Systems P.L.C.	432,730	2,224,401
*	Balfour Beatty P.L.C.	161,772	447,083
*	Barclays P.L.C., Sponsored ADR	311,723	1,723,828
*	Barclays P.L.C.	12,130	16,813
*	Barratt Developments P.L.C.	293,210	1,832,734
	Beazley P.L.C.	211,524	806,387
	Begbies Traynor Group P.L.C.	34,007	36,805
	Bellway P.L.C.	44,688	1,352,043
	Berkeley Group Holdings P.L.C.	45,673	2,401,408
	Bloomsbury Publishing P.L.C.	32,035	106,021
*	Boohoo Group P.L.C.	266,033	932,366
	Braemar Shipping Services P.L.C.	3,084	4,912
	Brewin Dolphin Holdings P.L.C.	83,115	261,612
	Britvic P.L.C.	117,924	1,126,839
	BT Group P.L.C.	2,419,478	3,177,619
	Bunzl P.L.C.	64,327	1,999,686
	Burberry Group P.L.C.	151,879	2,667,422
	Burford Capital, Ltd.	28,915	246,296
	C&C Group P.L.C.	56,898	119,211
	Camellia P.L.C.	85	7,185
*	Capita P.L.C.	398,845	127,386
	Capital & Counties Properties P.L.C.	58,611	79,437
	Card Factory P.L.C.	76,217	31,763
	CareTech Holdings P.L.C.	7,464	43,899
	Carr’s Group P.L.C.	17,524	22,714
	Castings P.L.C.	1,710	7,088
	Centamin P.L.C.	79,875	128,459
	Central Asia Metals P.L.C.	27,437	59,904

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Chemring Group P.L.C.	40,377	$136,687
	Chesnara P.L.C.	28,219	95,846
*	Cineworld Group P.L.C.	1	0
*	Circassia Group P.L.C.	9,031	2,533
	City of London Investment Group P.L.C.	8,546	44,496
	Clarkson P.L.C.	10,205	265,800
	Clinigen Group P.L.C.	20,757	161,941
#	Clipper Logistics P.L.C.	15,057	84,961
	Close Brothers Group P.L.C.	39,268	547,559
	CLS Holdings P.L.C.	46,767	120,111
Ω	CMC Markets P.L.C.	8,404	36,496
	CNH Industrial NV	186,079	1,438,122
	Coca-Cola HBC AG	20,127	457,189
	Compass Group P.L.C.	432,500	5,919,942
	Computacenter P.L.C.	47,175	1,393,390
Ω	ConvaTec Group P.L.C.	294,773	690,043
	Costain Group P.L.C.	23,192	9,822
Ω	Countryside Properties P.L.C.	189,730	828,671
*	Crest Nicholson Holdings P.L.C.	95,497	271,568
	Croda International P.L.C.	24,618	1,924,103
	Daily Mail & General Trust P.L.C., Class A	42,055	368,187
	DCC P.L.C.	21,763	1,414,202
*	De La Rue P.L.C.	15,036	26,300
*	Debenhams P.L.C.	50,413	0
	Dechra Pharmaceuticals P.L.C.	7,385	334,081
	DFS Furniture P.L.C.	51,904	138,250
	Diageo P.L.C., Sponsored ADR	61,671	8,028,331
	Diageo P.L.C.	21,285	687,885
*	Dialight P.L.C.	4,837	16,952
*	Dignity P.L.C.	10,046	68,138
	Diploma P.L.C.	56,832	1,636,503
	Direct Line Insurance Group P.L.C.	322,245	1,101,241
	DiscoverIE Group P.L.C.	17,015	126,718
	Dixons Carphone P.L.C.	480,581	599,058
	Domino’s Pizza Group P.L.C.	124,971	536,562
	Drax Group P.L.C.	133,884	512,690
*	DS Smith P.L.C.	358,240	1,314,095
	Dunelm Group P.L.C.	32,109	542,832
*	EKF Diagnostics Holdings P.L.C.	32,850	31,917
	Electrocomponents P.L.C.	241,511	2,120,421
*	Elementis P.L.C.	171,905	165,693
	EMIS Group P.L.C.	23,831	307,394
*	Epwin Group P.L.C.	23,535	19,728
*Ω	Equiniti Group P.L.C.	109,374	146,320
	Euromoney Institutional Investor P.L.C.	27,010	288,357
	Experian P.L.C.	180,547	6,614,138
	FDM Group Holdings P.L.C.	43,721	564,468
	Ferguson P.L.C.	42,921	4,262,934
	Fevertree Drinks P.L.C.	24,159	630,295
	Flowtech Fluidpower P.L.C.	100	93
*Ω	Forterra P.L.C.	30,695	71,806
*	Foxtons Group P.L.C.	63,166	27,826
*	Frasers Group P.L.C.	68,899	334,240
	Fresnillo P.L.C.	34,140	514,917
*	Frontier Developments P.L.C.	3,886	131,440
	Fuller Smith & Turner P.L.C., Class A	6,136	46,290
*	G4S P.L.C.	505,802	1,333,759
	Galliford Try Holdings P.L.C.	47,789	44,198
	Games Workshop Group P.L.C.	9,825	1,320,838

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Gamesys Group P.L.C.	9,416	$141,806
	Gamma Communications P.L.C.	11,034	238,755
*	Gem Diamonds, Ltd.	52,034	24,782
	GlaxoSmithKline P.L.C., Sponsored ADR	119,518	3,994,292
	GlaxoSmithKline P.L.C.	113,680	1,898,283
	Go-Ahead Group P.L.C. (The)	9,045	68,625
	GoCo Group P.L.C.	127,050	158,596
	Goodwin P.L.C.	549	21,195
*	Grafton Group P.L.C.	56,949	495,085
	Grainger P.L.C.	250,022	905,785
	Greencore Group P.L.C.	132,695	155,351
*	Greggs P.L.C.	26,875	448,836
*	GVC Holdings P.L.C.	167,981	2,104,302
*Ω	Gym Group P.L.C. (The)	27,078	48,442
	H&T Group P.L.C.	3,020	8,620
	Halfords Group P.L.C.	69,958	217,983
	Halma P.L.C.	64,182	1,969,591
	Hargreaves Lansdown P.L.C.	59,172	1,038,829
Ω	Hastings Group Holdings P.L.C.	113,645	367,217
*	Hays P.L.C.	905,106	1,249,825
	Headlam Group P.L.C.	9,316	32,060
	Helical P.L.C.	43,501	191,613
	Henry Boot P.L.C.	10,910	34,909
	Hikma Pharmaceuticals P.L.C.	28,668	932,096
	Hill & Smith Holdings P.L.C.	29,641	460,977
	Hilton Food Group P.L.C.	29,728	446,062
*	Hiscox, Ltd.	89,765	959,424
*	Hochschild Mining P.L.C.	98,240	280,236
	Hollywood Bowl Group P.L.C.	27,725	46,710
	HomeServe P.L.C.	121,201	1,736,980
*	Horizon Discovery Group P.L.C.	15,452	17,781
*Ω	Hostelworld Group P.L.C.	39,902	25,850
*	Howden Joinery Group P.L.C.	237,562	1,961,275
	HSBC Holdings P.L.C.	52,879	221,594
	HSBC Holdings P.L.C., Sponsored ADR	225,791	4,737,095
	Hyve Group P.L.C.	40,515	26,757
*Ω	Ibstock P.L.C.	31,885	66,311
*	IDOX P.L.C.	161,469	103,514
	IG Group Holdings P.L.C.	69,506	685,920
	IMI P.L.C.	109,845	1,472,867
	Impax Asset Management Group P.L.C.	1,471	10,338
*	Inchcape P.L.C.	220,891	1,416,953
*	Indivior P.L.C.	391,367	559,183
*	Informa P.L.C.	122,667	665,548
	IntegraFin Holdings P.L.C.	8,534	53,740
	Intermediate Capital Group P.L.C.	73,474	1,116,027
	Intertek Group P.L.C.	25,350	1,825,980
	Investec P.L.C.	105,761	196,809
#	iomart Group P.L.C.	30,153	122,686
*	IP Group P.L.C.	322,507	333,197
*	ITV P.L.C.	1,421,127	1,328,133
*	IWG P.L.C.	191,672	628,720
*	J D Wetherspoon P.L.C.	19,539	218,396
	J Sainsbury P.L.C.	595,540	1,554,493
	James Fisher & Sons P.L.C.	8,525	125,301
	James Halstead P.L.C.	2,272	13,754
	JD Sports Fashion P.L.C.	164,186	1,579,548
Ω	John Laing Group P.L.C.	227,223	829,239
*	John Menzies P.L.C.	20,176	27,713

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	John Wood Group P.L.C.	371,391	$1,019,502
	Johnson Matthey P.L.C.	80,830	2,250,074
*	Johnson Service Group P.L.C.	114,696	129,465
*	Joules Group P.L.C.	3,174	4,361
	Jupiter Fund Management P.L.C.	149,178	449,439
*Ω	Just Eat Takeaway.com NV	1,499	166,758
*Ω	Just Eat Takeaway.com NV	14,627	1,620,133
*	Just Group P.L.C.	568,164	310,162
	Kainos Group P.L.C.	37,041	594,092
	Keller Group P.L.C.	14,297	94,051
*	Kier Group P.L.C.	14,760	9,020
	Kin & Carta P.L.C.	44,135	45,793
*	Kingfisher P.L.C.	596,681	2,219,047
*	Lamprell P.L.C.	132,019	51,529
	Lancashire Holdings, Ltd.	69,075	570,041
	Legal & General Group P.L.C.	1,023,695	2,454,416
*	Liberty Global P.L.C., Class A	1,556	29,524
*	Liberty Global P.L.C., Class C	3,809	71,076
	Liontrust Asset Management P.L.C.	14,386	232,674
*	Lloyds Banking Group P.L.C.	5,449,981	1,984,374
	London Stock Exchange Group P.L.C.	14,802	1,595,623
	Lookers P.L.C.	96,839	19,759
*	LSL Property Services P.L.C.	16,783	44,560
Ω	Luceco P.L.C.	30,984	91,512
	M&C Saatchi P.L.C.	1,389	1,033
	M&G P.L.C.	1,219,105	2,318,939
	Macfarlane Group P.L.C.	19,152	20,320
	Man Group P.L.C.	230,354	321,451
	Marks & Spencer Group P.L.C.	549,004	632,497
*	Marshalls P.L.C.	80,474	697,214
	McBride P.L.C.	67,145	53,329
*Ω	McCarthy & Stone P.L.C.	99,411	151,211
*	Mears Group P.L.C.	26,536	36,228
	Mediclinic International P.L.C.	76,341	279,537
*	Meggitt P.L.C.	129,355	458,368
*	Melrose Industries P.L.C.	698,603	1,083,721
#*	Micro Focus International P.L.C., Sponsored ADR	10,594	30,405
*	Micro Focus International P.L.C.	44,294	124,292
*	Midwich Group P.L.C.	8,550	38,508
*	Mitchells & Butlers P.L.C.	29,869	60,677
	Mitie Group P.L.C.	364,902	132,941
	MJ Gleeson P.L.C.	7,577	56,849
	Mondi P.L.C.	59,025	1,118,719
	Moneysupermarket.com Group P.L.C.	299,947	947,364
*	Morgan Sindall Group P.L.C.	19,786	282,710
	Morses Club P.L.C.	1,415	609
	Mortgage Advice Bureau Holdings, Ltd.	3,226	31,902
	Motorpoint group P.L.C.	30,228	109,951
	N Brown Group P.L.C.	88,702	65,577
	Naked Wines P.L.C.	16,093	96,960
	National Grid P.L.C.	100,554	1,196,138
	National Grid P.L.C., Sponsored ADR	46,020	2,735,914
*	Natwest Group P.L.C.	349,158	562,967
	NCC Group P.L.C	103,129	244,738
	Next Fifteen Communications Group P.L.C.	16,471	95,174
	Next P.L.C.	19,545	1,476,166
	Nichols P.L.C.	547	8,591
*	Ninety One P.L.C.	52,880	142,153
*	NMC Health P.L.C.	10,120	2,773

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Norcros P.L.C.	12,728	$28,708
	Numis Corp. P.L.C.	14,209	54,786
*	Ocado Group P.L.C.	27,188	801,771
Ω	On the Beach Group P.L.C.	42,302	117,890
*	OneSavings Bank P.L.C.	96,895	386,509
*	Oxford Instruments P.L.C.	21,482	441,864
*	Pagegroup P.L.C.	209,262	969,462
	Paragon Banking Group P.L.C.	98,152	376,622
	PayPoint P.L.C.	37,538	244,977
	Pearson P.L.C.	97,772	645,957
	Pearson P.L.C., Sponsored ADR	106,066	708,521
*	Pendragon P.L.C.	814,289	136,625
	Persimmon P.L.C.	86,888	2,630,666
#*	Petrofac, Ltd.	136,103	209,677
*	Petropavlovsk P.L.C.	139,668	48,376
	Pets at Home Group P.L.C.	115,178	578,422
	Phoenix Group Holdings P.L.C.	240,352	2,063,961
*	Photo-Me International P.L.C.	46,978	29,810
*	Playtech P.L.C.	116,989	515,849
	Plus500, Ltd.	28,082	538,183
	Polar Capital Holdings P.L.C.	20,672	137,710
*	Polypipe Group P.L.C.	31,480	187,439
	Porvair P.L.C.	1,478	9,726
*	PPHE Hotel Group, Ltd.	317	4,132
*	Premier Foods P.L.C.	225,199	269,869
	Premier Miton Group P.L.C.	2,365	3,364
*	Provident Financial P.L.C.	28,916	87,076
#	Prudential P.L.C., ADR	64,461	1,574,782
	Prudential P.L.C.	38,410	469,773
*	PureTech Health P.L.C.	21,283	71,571
	PZ Cussons P.L.C.	33,538	100,672
	QinetiQ Group P.L.C.	150,681	461,507
Ω	Quilter P.L.C.	632,936	1,004,888
	Rank Group P.L.C.	31,471	36,741
	Rathbone Brothers P.L.C.	11,896	223,922
*	Raven Property Group, Ltd.	4,029	1,253
	Reach P.L.C.	110,716	150,671
	Reckitt Benckiser Group P.L.C.	87,560	7,713,030
	Redde Northgate P.L.C.	44,894	103,276
*	Redrow P.L.C.	125,358	675,880
	RELX P.L.C., Sponsored ADR	231,703	4,571,496
	RELX P.L.C.	28,808	570,050
	RELX P.L.C.	62,004	1,226,718
	Renew Holdings P.L.C.	38,141	213,749
*	Renishaw P.L.C.	7,437	539,565
*	Rentokil Initial P.L.C.	346,789	2,361,012
	Restaurant Group P.L.C. (The)	55,831	29,327
	Rhi Magnesita NV	1,330	44,130
	Ricardo P.L.C.	6,637	31,037
*	Rightmove P.L.C.	351,193	2,810,660
	Rio Tinto P.L.C.	18,306	1,035,412
	Rio Tinto P.L.C., Sponsored ADR	24,745	1,404,774
*	RM P.L.C.	16,894	37,665
	Robert Walters P.L.C.	28,653	148,234
#	Rolls-Royce Holdings P.L.C.	102,484	94,856
	Rotork P.L.C.	346,286	1,261,678
	Royal Mail P.L.C.	322,380	948,898
*	RPS Group P.L.C.	112,608	74,120
	RSA Insurance Group P.L.C.	288,673	1,585,275

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RWS Holdings P.L.C.	23,010	$166,438
	S&U P.L.C.	720	15,571
Ω	Sabre Insurance Group P.L.C.	25,126	74,625
	Sage Group P.L.C. (The)	192,819	1,586,499
*	Savills P.L.C.	74,138	798,488
*	Scapa Group P.L.C.	69,367	108,749
	Schroders P.L.C.	14,442	489,258
	Schroders P.L.C.	5,429	129,530
	ScS Group P.L.C.	3,909	9,692
*	SDL P.L.C.	23,688	211,872
*	Secure Trust Bank P.L.C.	32	313
*	Senior P.L.C.	74,168	52,756
*	Serco Group P.L.C.	161,629	270,144
	Severfield P.L.C.	41,825	29,957
	Severn Trent P.L.C.	72,916	2,294,823
*	SIG P.L.C.	164,789	51,258
	Signature Aviation P.L.C.	147,795	452,576
	Smart Metering Systems P.L.C.	9,316	70,073
	Smith & Nephew P.L.C., Sponsored ADR	31,573	1,107,265
	Smith & Nephew P.L.C.	32,916	571,558
	Smiths Group P.L.C.	86,408	1,488,809
	Softcat P.L.C.	61,001	889,250
*	SolGold P.L.C.	103,298	45,828
	Spectris P.L.C.	21,331	684,624
	Speedy Hire P.L.C.	168,022	114,798
	Spirax-Sarco Engineering P.L.C.	11,165	1,632,255
Ω	Spire Healthcare Group P.L.C.	35,609	54,899
	Spirent Communications P.L.C.	146,873	551,396
	SSP Group P.L.C.	90,930	220,187
	St James’s Place P.L.C.	349,666	4,075,232
	St. Modwen Properties P.L.C.	96,764	415,601
*	Standard Chartered P.L.C.	201,260	919,719
	Standard Life Aberdeen P.L.C.	828,401	2,413,772
	SThree P.L.C.	77,063	245,704
	Strix Group P.L.C.	8,429	24,518
*	Studio Retail Group P.L.C.	11,005	34,208
*	STV Group P.L.C.	7,035	24,883
	Superdry P.L.C.	5,843	13,631
	Synthomer P.L.C.	123,444	603,228
	T Clarke P.L.C.	8,800	9,625
	TalkTalk Telecom Group P.L.C.	284,040	354,008
	Tatton Asset Management P.L.C.	5,337	18,380
*	Taylor Wimpey P.L.C.	1,470,972	2,015,369
*	TBC Bank Group P.L.C.	5,784	68,909
	Ted Baker P.L.C.	14,865	19,707
	Telecom Plus P.L.C.	33,304	573,636
	TEN Entertainment Group P.L.C.	9,777	16,971
	Tesco P.L.C.	2,358,071	6,276,113
	Topps Tiles P.L.C.	74,684	41,827
	TP ICAP P.L.C.	81,088	200,796
*	Travis Perkins P.L.C.	67,361	925,155
	Trifast P.L.C.	3,680	5,766
*	TT Electronics P.L.C.	28,350	71,988
*	Tullow Oil P.L.C.	26,776	7,025
*	Tyman P.L.C.	29,162	100,836
	U & I Group P.L.C.	76,204	55,302
	UDG Healthcare P.L.C.	54,360	510,931
	Ultra Electronics Holdings P.L.C.	22,425	547,145
#	Unilever P.L.C., Sponsored ADR	127,666	7,255,259

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Unilever P.L.C.	32,472	$1,850,541
	United Utilities Group P.L.C.	263,076	2,940,880
	Urban & Civic P.L.C.	52,150	138,508
*	Vectura Group P.L.C.	150,957	201,404
	Vertu Motors P.L.C.	116,710	44,504
	Vesuvius P.L.C.	43,783	226,471
	Victrex P.L.C.	25,118	600,202
*	Virgin Money UK P.L.C.	218,809	265,324
*	Vistry Group P.L.C.	73,714	520,126
*	Vitec Group P.L.C. (The)	8,133	75,199
	Vodafone Group P.L.C.	577,686	770,615
#	Vodafone Group P.L.C., Sponsored ADR	115,120	1,555,274
	Volex P.L.C.	18,288	57,128
	Volution Group P.L.C.	34,330	86,331
	Vp P.L.C.	2,676	21,053
	Watkin Jones P.L.C.	65,232	113,250
*	Weir Group P.L.C (The)	56,779	1,054,826
	WH Smith P.L.C.	30,275	391,360
*	Whitbread P.L.C.	29,169	812,145
	William Hill P.L.C.	337,655	1,199,174
*	Wilmington P.L.C.	6,622	11,021
	Wincanton P.L.C.	20,741	55,891
	Wm Morrison Supermarkets P.L.C.	709,150	1,496,925
	WPP P.L.C., Sponsored ADR	6,805	271,860
	WPP P.L.C.	147,665	1,179,442
*	Xaar P.L.C.	3,874	6,575
	XP Power, Ltd.	5,216	270,341
	Young & Co’s Brewery P.L.C., Class A	299	3,147
	Zotefoams P.L.C.	1,500	7,984

TOTAL UNITED KINGDOM			288,385,777

TOTAL COMMON STOCKS			2,159,083,055

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
	Bayerische Motoren Werke AG	11,899	615,220
	Biotest AG	2,084	62,638
	Draegerwerk AG & Co. KGaA	2,885	231,806
	Fuchs Petrolub SE	24,806	1,276,798
	Henkel AG & Co. KGaA	11,183	1,088,224
	Jungheinrich AG	22,137	804,837
	Porsche Automobil Holding SE	19,135	1,025,107
	Sartorius AG	5,689	2,408,040
	Schaeffler AG	6,250	38,058
	Sixt SE	6,330	299,707
	STO SE & Co. KGaA	1,344	168,119
	Villeroy & Boch AG	866	12,510

TOTAL GERMANY			8,031,064

UNITED KINGDOM — (0.0%)
	McBride P.L.C.	738,595	957

TOTAL PREFERRED STOCKS			8,032,021

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	39,567	28,488

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Pan American Silver Corp. Rights 02/22/29	1,089	$784

TOTAL CANADA			29,272

FRANCE — (0.0%)
*	Technicolor SA 9/22/24	1,046	86

GERMANY — (0.0%)
*	Grammer AG Rights 11/12/20	139	66

ISRAEL — (0.0%)
*	Arko Holdings, Ltd. Rights 05/10/20	0	0

ITALY — (0.0%)
#*	Banca Monte dei Paschi di Siena SpA Rights 11/21/20	518	0
*	Cattolica Assicurazioni Rights 11/26/20	78,463	0

TOTAL ITALY			0

NORWAY — (0.0%)
*	XXL ASA Rights 05/28/20	0	0

SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	210,168	0

SPAIN — (0.0%)
*	Vidrala SA Rights 11/5/20	6,549	31,235

UNITED KINGDOM — (0.0%)
*	Rolls-Royce Holdings P.L.C. Rights 11/11/20	341,613	172,598

TOTAL RIGHTS/WARRANTS			233,257

TOTAL INVESTMENT SECURITIES (Cost $1,975,763,211)			2,167,348,333

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	7,199,741	83,308,208

TOTAL INVESTMENTS — (100.0%) (Cost $2,059,051,327)			$2,250,656,541

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$245,585	$111,003,961	—	$111,249,546
Austria	—	5,837,048	—	5,837,048
Belgium	628,114	20,058,394	—	20,686,508
Canada	179,976,061	364,478	—	180,340,539
Denmark	936,947	60,774,459	—	61,711,406
Finland	—	44,761,945	—	44,761,945
France	237,716	186,201,843	—	186,439,559
Germany	4,810,767	148,929,796	—	153,740,563
Hong Kong	29,951	41,985,477	—	42,015,428
Ireland	—	13,980,572	—	13,980,572

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Israel	$2,232,909	$10,224,919	—	$12,457,828
Italy	3,675,730	43,306,168	—	46,981,898
Japan	9,510,454	529,148,380	—	538,658,834
Netherlands	21,088,144	80,482,812	—	101,570,956
New Zealand	24,631	10,269,460	—	10,294,091
Norway	26,594	16,214,903	—	16,241,497
Portugal	—	3,184,612	—	3,184,612
Singapore	—	14,905,532	—	14,905,532
Spain	724,427	38,375,482	—	39,099,909
Sweden	597,008	89,467,659	—	90,064,667
Switzerland	21,278,409	155,195,931	—	176,474,340
United Kingdom	51,670,361	236,715,416	—	288,385,777
Preferred Stocks
Germany	—	8,031,064	—	8,031,064
United Kingdom	—	957	—	957
Rights/Warrants
Canada	—	29,272	—	29,272
France	—	86	—	86
Germany	—	66	—	66
Spain	—	31,235	—	31,235
United Kingdom	—	172,598	—	172,598
Securities Lending Collateral	—	83,308,208	—	83,308,208

TOTAL	$297,693,808	$1,952,962,733	—	$2,250,656,541

See accompanying Notes to Financial Statements.

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.1%)
*	3P Learning, Ltd.	16,060	$13,964
	Accent Group, Ltd.	97,187	114,103
	Adairs, Ltd.	37,884	101,166
	Adbri, Ltd.	102,443	203,622
*	Afterpay, Ltd.	827	56,310
	AGL Energy, Ltd.	27,789	243,558
	Alliance Aviation Services, Ltd.	20,675	47,806
	ALS, Ltd.	45,807	303,115
	Altium, Ltd.	17,452	458,066
	Alumina, Ltd.	113,491	114,633
#	AMA Group, Ltd.	98,167	50,442
*	Amaysim Australia, Ltd.	22,467	10,595
	AMP, Ltd.	636,328	684,747
	Ampol, Ltd.	61,622	1,123,622
	Ansell, Ltd.	14,576	412,167
	APA Group	49,995	368,580
	Appen, Ltd.	5,001	113,905
	ARB Corp., Ltd.	10,141	219,664
#*	Ardent Leisure Group, Ltd.	88,209	40,341
	Asaleo Care, Ltd.	73,732	49,108
	ASX, Ltd.	2,768	154,993
	Atlas Arteria, Ltd.	79,861	316,335
	AUB Group, Ltd.	10,844	127,110
#	Aurelia Metals, Ltd.	153,576	50,428
	Aurizon Holdings, Ltd.	294,911	782,003
	AusNet Services	182,628	256,735
	Australia & New Zealand Banking Group, Ltd.	105,605	1,401,445
*	Australian Agricultural Co., Ltd.	85,892	67,298
#	Australian Ethical Investment, Ltd.	4,055	12,170
#	Australian Finance Group, Ltd.	38,224	53,942
	Australian Pharmaceutical Industries, Ltd.	117,548	90,696
	Auswide Bank, Ltd.	3,299	11,400
	AVJennings, Ltd.	17,132	6,105
	Bank of Queensland, Ltd.	123,490	557,121
	Bapcor, Ltd.	58,022	312,726
	Base Resources, Ltd.	44,322	7,327
	Beach Energy, Ltd.	600,978	498,342
	Bega Cheese, Ltd.	50,024	175,983
	Bell Financial Group, Ltd.	31,306	27,837
	Bendigo & Adelaide Bank, Ltd.	88,419	415,945
	BHP Group, Ltd.	207,542	4,975,119
#	BHP Group, Ltd., Sponsored ADR	254	12,220
	Bingo Industries, Ltd.	50,056	86,648
#*	Blackmores, Ltd.	2,146	105,992
	BlueScope Steel, Ltd.	133,346	1,377,290
	Boral, Ltd.	265,170	849,155
	Brambles, Ltd.	60,252	406,359
	Bravura Solutions, Ltd.	33,634	69,413
	Breville Group, Ltd.	14,676	271,907
	Brickworks, Ltd.	22,854	277,834
	BWX, Ltd.	29,116	77,240
	Capitol Health, Ltd.	106,977	18,788
#*	Cardno, Ltd.	56,221	11,547
	Carsales.com, Ltd.	42,540	621,500
#*	Cash Converters International, Ltd.	147,100	20,158
	Cedar Woods Properties, Ltd.	15,959	64,363
	Challenger, Ltd.	101,693	343,772

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Champion Iron, Ltd.	9,852	$23,326
*	CIMIC Group, Ltd.	9,027	136,432
	Citadel Group, Ltd. (The)	9,577	38,178
	Class, Ltd.	5,320	8,347
	Cleanaway Waste Management, Ltd.	424,996	612,683
#	Clinuvel Pharmaceuticals, Ltd.	2,420	35,165
	Coca-Cola Amatil, Ltd.	76,642	669,991
	Cochlear, Ltd.	3,878	578,812
	Codan, Ltd.	39,633	329,100
	Coles Group, Ltd.	87,420	1,092,075
#	Collection House, Ltd.	41,771	11,947
	Collins Foods, Ltd.	35,393	240,227
	Commonwealth Bank of Australia	56,784	2,756,950
	Computershare, Ltd.	68,275	583,472
#*	Cooper Energy, Ltd.	325,876	72,128
*	Corporate Travel Management, Ltd.	15,753	161,663
	Costa Group Holdings, Ltd.	49,353	123,484
#	Credit Corp. Group, Ltd.	16,398	211,178
	CSR, Ltd.	148,769	460,550
	Data#3, Ltd.	13,503	59,262
*	Decmil Group, Ltd.	235,680	10,614
*	Deterra Royalties, Ltd.	67,909	187,592
	Dicker Data, Ltd.	10,375	70,214
	Domain Holdings Australia, Ltd.	46,064	127,771
	Domino’s Pizza Enterprises, Ltd.	10,129	603,300
	Downer EDI, Ltd.	158,345	489,589
	DWS, Ltd.	4,748	3,891
#	Eagers Automotive, Ltd.	28,704	219,541
*	Eclipx Group, Ltd.	76,114	79,557
	Elders, Ltd.	23,286	183,611
#*	Emeco Holdings, Ltd.	24,425	13,038
*	Energy World Corp., Ltd.	19,261	840
	Estia Health, Ltd.	58,859	55,034
#	EVENT Hospitality and Entertainment, Ltd.	23,426	135,803
	Evolution Mining, Ltd.	220,024	862,590
*	FAR, Ltd.	281,998	2,180
	Finbar Group, Ltd.	8,281	4,101
	Fleetwood Corp., Ltd.	19,034	23,966
#	FlexiGroup, Ltd.	108,774	71,950
*	Flight Centre Travel Group, Ltd.	19,842	157,053
	Fortescue Metals Group, Ltd.	325,178	3,978,062
	Freedom Foods Group, Ltd.	8,443	13,397
	G8 Education, Ltd.	202,759	161,523
#*	Galaxy Resources, Ltd.	17,015	16,696
*	Gascoyne Resources, Ltd.	911	301
	Genworth Mortgage Insurance Australia, Ltd.	57,287	68,733
*	GrainCorp, Ltd., Class A	48,814	121,451
	Grange Resources, Ltd.	136,583	23,531
*	Greenland Minerals, Ltd.	279,308	55,263
	GTN, Ltd.	1,005	283
	GUD Holdings, Ltd.	13,467	120,130
	GWA Group, Ltd.	55,527	102,906
	Hansen Technologies, Ltd.	27,679	76,906
	Harvey Norman Holdings, Ltd.	123,169	385,303
#	Helloworld Travel, Ltd.	7,605	9,168
#	HT&E, Ltd.	64,154	67,638
#	HUB24, Ltd.	5,016	81,048
	HUB24, Ltd.	200	3,229
	Huon Aquaculture Group, Ltd.	7,569	14,095

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	IDP Education, Ltd.	26,622	$361,177
	IGO, Ltd.	121,001	378,192
	Iluka Resources, Ltd.	67,909	246,082
	Imdex, Ltd.	101,591	86,059
	Incitec Pivot, Ltd.	319,892	431,608
	Infomedia, Ltd.	73,305	79,978
	Inghams Group, Ltd.	48,683	97,959
	Insurance Australia Group, Ltd.	143,036	480,133
*	Intega Group, Ltd.	56,221	11,061
	Integral Diagnostics, Ltd.	14,290	42,242
#	Integrated Research, Ltd.	9,550	23,584
#	InvoCare, Ltd.	26,384	187,430
	IOOF Holdings, Ltd.	105,030	215,692
	IPH, Ltd.	36,537	169,344
	IRESS, Ltd.	30,090	194,703
#	IVE Group, Ltd.	23,613	12,532
	James Hardie Industries P.L.C.	37,005	898,477
	Japara Healthcare, Ltd.	51,658	13,991
	JB Hi-Fi, Ltd.	38,033	1,270,891
	Johns Lyng Group, Ltd.	7,061	15,340
#	Jumbo Interactive, Ltd.	6,105	46,670
	Jupiter Mines, Ltd.	394,182	78,935
#*	Karoon Energy, Ltd.	127,496	69,382
*	Kingsgate Consolidated, Ltd.	33,671	18,105
	Kogan.com, Ltd.	4,682	67,777
	Lendlease Corp., Ltd.	50,924	428,380
	Lifestyle Communities, Ltd.	17,655	126,283
	Link Administration Holdings, Ltd.	116,830	392,839
#	Lovisa Holdings, Ltd.	9,718	51,405
	Lycopodium, Ltd.	1,624	4,737
#*	Lynas Corp., Ltd.	93,031	185,090
	MACA, Ltd.	65,560	37,970
	Macmahon Holdings, Ltd.	237,156	39,944
	Macquarie Group, Ltd.	12,772	1,138,776
	Magellan Financial Group, Ltd.	15,570	603,470
	McMillan Shakespeare, Ltd.	27,118	178,387
	McPherson’s, Ltd.	30,743	49,036
	McPherson’s, Ltd.	4,585	7,316
	Medibank Pvt, Ltd.	210,778	395,667
*	Medusa Mining, Ltd.	45,149	25,394
#*	Mesoblast, Ltd.	61,936	133,160
#*	Metals X, Ltd.	186,167	10,208
	Michael Hill International, Ltd.	22,149	7,976
	Mineral Resources, Ltd.	58,225	1,022,419
*	MMA Offshore, Ltd.	129,478	5,190
	MNF Group, Ltd.	4,304	13,608
#	Monadelphous Group, Ltd.	17,454	112,240
	Monash IVF Group, Ltd.	62,135	25,115
#	Money3 Corp., Ltd.	29,045	45,943
	Mortgage Choice, Ltd.	32,978	24,801
	Mount Gibson Iron, Ltd.	132,415	63,289
#*	Myer Holdings, Ltd.	244,786	39,727
	MyState, Ltd.	7,273	20,626
	National Australia Bank, Ltd.	190,091	2,486,956
	Navigator Global Investments, Ltd.	29,512	31,996
	Netwealth Group, Ltd.	12,362	150,144
	New Energy Solar, Ltd.	42,801	24,365
#	New Hope Corp., Ltd.	47,377	35,630
	Newcrest Mining, Ltd.	17,675	366,535

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	NEXTDC, Ltd.	17,113	$153,227
	nib holdings, Ltd.	85,198	249,319
	Nick Scali, Ltd.	11,735	68,744
	Nine Entertainment Co. Holdings, Ltd.	359,765	525,900
	Northern Star Resources, Ltd.	111,779	1,180,823
	NRW Holdings, Ltd.	154,462	236,918
*	Nufarm, Ltd.	58,546	141,563
	OFX Group, Ltd.	40,584	35,622
	Oil Search, Ltd.	153,012	276,258
	OM Holdings, Ltd.	98,157	21,809
	Omni Bridgeway, Ltd.	10,886	26,481
	oOh!media, Ltd.	121,863	112,286
	Orica, Ltd.	35,957	385,990
	Origin Energy, Ltd.	153,460	431,684
	Orora, Ltd.	264,618	479,573
	OZ Minerals, Ltd.	87,031	909,159
	Pacific Current Group, Ltd.	12,386	50,738
	Pact Group Holdings, Ltd.	47,849	79,043
*	Panoramic Resources, Ltd.	433,565	31,951
	Peet, Ltd.	82,024	61,662
	Pendal Group, Ltd.	55,550	252,725
	Perenti Global, Ltd.	188,216	138,413
	Perpetual, Ltd.	10,952	209,609
*	Perseus Mining, Ltd.	278,562	240,924
	Platinum Asset Management, Ltd.	51,331	110,101
#*	Praemium, Ltd.	43,406	19,881
	Premier Investments, Ltd.	12,617	189,231
	Pro Medicus, Ltd.	6,317	144,191
	PWR Holdings, Ltd.	10,450	33,348
*	Qantas Airways, Ltd.	84,000	247,122
	QBE Insurance Group, Ltd.	123,120	711,964
	Qube Holdings, Ltd.	235,413	438,186
	Ramelius Resources, Ltd.	142,259	194,220
#	REA Group, Ltd.	4,473	371,984
	Reckon, Ltd.	6,209	3,381
*	Red 5, Ltd.	26,956	5,240
#	Reece, Ltd.	26,493	255,946
#	Regis Healthcare, Ltd.	30,740	22,287
	Regis Resources, Ltd.	148,080	434,633
*	Reject Shop, Ltd. (The)	5,557	24,286
	Reliance Worldwide Corp., Ltd.	98,493	284,323
*	Resolute Mining, Ltd.	168,251	95,558
	Ridley Corp., Ltd.	62,846	35,135
	Rio Tinto, Ltd.	33,798	2,198,690
	Sandfire Resources, Ltd.	58,335	181,531
	Santos, Ltd.	244,277	812,071
*	Saracen Mineral Holdings, Ltd.	147,678	590,183
	Seek, Ltd.	11,153	168,626
	Select Harvests, Ltd.	26,481	113,974
*	Senex Energy, Ltd.	220,285	45,700
	Servcorp, Ltd.	12,793	22,279
	Service Stream, Ltd.	74,410	104,940
#	Seven Group Holdings, Ltd.	12,827	175,151
#*	Seven West Media, Ltd.	334,126	38,712
	SG Fleet Group, Ltd.	15,329	18,192
*	Sigma Healthcare, Ltd.	302,534	112,903
*	Silver Lake Resources, Ltd.	210,030	314,525
	Sims, Ltd.	43,506	292,574
	SmartGroup Corp., Ltd.	8,685	33,234

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Sonic Healthcare, Ltd.	20,070	$491,575
	South32, Ltd., ADR	2,251	15,870
	South32, Ltd.	446,587	637,271
#*	Southern Cross Media Group, Ltd.	722,510	88,751
	Spark Infrastructure Group	174,945	244,130
*	SpeedCast International, Ltd.	76,666	15,967
	SRG Global, Ltd.	113,718	24,371
	St Barbara, Ltd.	252,456	474,732
	Steadfast Group, Ltd.	32,056	80,372
	Suncorp Group, Ltd.	107,224	619,249
#	Sunland Group, Ltd.	9,056	12,849
	Super Retail Group, Ltd.	52,878	416,154
*	Superloop, Ltd.	27,389	17,749
	Sydney Airport	58,516	224,355
#*	Syrah Resources, Ltd.	105,820	33,983
	Tassal Group, Ltd.	58,013	144,430
	Technology One, Ltd.	50,987	321,868
	Telstra Corp., Ltd.	217,713	409,994
*	Tiger Resources, Ltd.	219,444	116
*	TPG Telecom, Ltd.	66,547	335,887
	Transurban Group	62,453	591,410
*	Tuas, Ltd.	44,136	23,403
#	Village Roadshow, Ltd.	28,418	44,573
*	Virgin Australia Holdings, Ltd.	393,465	0
	Vita Group, Ltd.	23,746	16,585
*	Vocus Group, Ltd.	153,248	371,131
	Wesfarmers, Ltd.	49,629	1,606,472
#	Western Areas, Ltd.	61,773	83,458
*	Westgold Resources, Ltd.	62,236	113,233
	Westpac Banking Corp.	134,518	1,702,576
#	Whitehaven Coal, Ltd.	249,261	186,557
	WiseTech Global, Ltd.	1,966	40,097
	Woodside Petroleum, Ltd.	41,353	510,058
	Woolworths Group, Ltd.	48,179	1,296,029
	Worley, Ltd.	59,222	394,786
	WPP AUNZ, Ltd.	68,187	20,155
*	Xero, Ltd.	3,003	232,968

TOTAL AUSTRALIA			77,221,481

AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	4,134	74,703
	ANDRITZ AG	11,131	375,411
	AT&S Austria Technologie & Systemtechnik AG	8,985	163,315
	Atrium European Real Estate, Ltd.	24,896	59,174
	CA Immobilien Anlagen AG	10,722	294,518
#*	DO & CO AG	1,322	48,029
*	Erste Group Bank AG	25,825	530,845
	EVN AG	10,674	170,481
*	FACC AG	1,800	9,875
*	Flughafen Wien AG	986	23,286
*	IMMOFINANZ AG	14,429	193,492
*	Kapsch TrafficCom AG	788	10,279
#*	Lenzing AG	4,008	280,559
	Mayr Melnhof Karton AG	1,587	259,245
#	Oesterreichische Post AG	5,490	174,351
	OMV AG	19,841	458,652
	Palfinger AG	1,670	38,654
#*	POLYTEC Holding AG	2,865	17,360
#*	Porr AG	2,673	35,685

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
*	Raiffeisen Bank International AG	35,344	$510,309
#	Rosenbauer International AG	131	4,532
	S IMMO AG	8,446	124,803
#	Schoeller-Bleckmann Oilfield Equipment AG	1,480	35,868
*	Semperit AG Holding	945	24,263
*	Strabag SE	4,197	121,759
	Telekom Austria AG	26,772	180,071
	UBM Development AG	1,080	33,867
	UNIQA Insurance Group AG	30,482	171,691
	Verbund AG	1,562	90,087
	voestalpine AG	28,790	800,560
	Wienerberger AG	9,422	237,842
	Zumtobel Group AG	2,684	15,002

TOTAL AUSTRIA			5,568,568

BELGIUM — (0.9%)
*	Ackermans & van Haaren NV	6,610	813,648
	Ageas SA	30,305	1,220,353
*	AGFA-Gevaert NV	70,197	266,899
*	Argenx SE, ADR	932	231,257
	Atenor	685	41,038
	Banque Nationale de Belgique	19	35,983
	Barco NV	7,567	118,704
	Bekaert SA	10,030	213,341
*	bpost SA	13,289	117,759
*	Cie d’Entreprises CFE	2,314	143,295
*	Deceuninck NV	13,585	23,813
	D’ieteren SA	6,984	349,898
*	Econocom Group SA	25,591	56,305
#	Elia Group SA	3,271	316,375
	Etablissements Franz Colruyt NV	10,547	623,900
#	Euronav NV	10,967	80,134
#	Euronav NV	38,310	281,962
	EVS Broadcast Equipment SA	3,189	45,843
#*	Exmar NV	9,024	23,465
	Fagron	10,265	227,894
	Gimv NV	4,779	249,560
	Immobel SA	565	39,134
*	Jensen-Group NV	1,201	27,442
	KBC Group NV	23,794	1,175,586
#*	Kinepolis Group NV	2,693	68,408
	Lotus Bakeries NV	54	211,299
	Melexis NV	3,794	288,795
*	Ontex Group NV	18,660	206,441
*	Oxurion NV	7,971	22,767
	Picanol	441	27,657
	Proximus SADP	27,141	527,626
	Recticel SA	11,663	114,574
	Resilux	280	42,746
*	Roularta Media Group NV	370	5,172
	Shurgard Self Storage SA	265	11,300
*	Sioen Industries NV	2,506	64,124
*	Sipef NV	1,654	82,353
	Solvay SA	12,035	977,847
	Telenet Group Holding NV	8,229	316,491
	TER Beke SA	193	21,496
*	Tessenderlo Group SA	6,656	226,566
#	Umicore SA	21,764	839,031
	Van de Velde NV	784	19,962

TOTAL BELGIUM			10,798,243

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (10.6%)
*	5N Plus, Inc.	21,900	$32,054
	Absolute Software Corp.	8,900	100,737
	Acadian Timber Corp.	3,200	36,628
#*	Advantage Oil & Gas, Ltd.	49,377	81,535
	Aecon Group, Inc.	18,295	195,267
#*	Africa Oil Corp.	14,600	9,863
#	AG Growth International, Inc.	4,100	81,612
	AGF Management, Ltd., Class B	23,287	99,804
	Agnico Eagle Mines, Ltd.	13,229	1,048,927
*	Aimia, Inc.	25,250	65,575
#*	Air Canada	22,541	249,215
	AirBoss of America Corp.	3,978	53,446
	Alamos Gold, Inc., Class A	76,076	694,921
	Alamos Gold, Inc., Class A	21,200	193,976
	Alaris Equity Partners Income	8,582	79,037
*	Alexco Resource Corp.	1,285	3,200
	Algoma Central Corp.	3,100	24,711
#	Algonquin Power & Utilities Corp.	37,700	571,598
	Algonquin Power & Utilities Corp.	11,652	176,528
	Alimentation Couche-Tard, Inc., Class B	42,995	1,324,090
#	AltaGas, Ltd.	63,164	800,751
#	Altius Minerals Corp.	10,201	81,008
	Altus Group, Ltd.	4,716	192,951
#*	Americas Gold & Silver Corp.	7,847	20,202
*	Amerigo Resources, Ltd.	32,000	12,490
#*	Aphria, Inc.	11,000	49,500
	ARC Resources, Ltd.	93,291	459,348
#*	Argonaut Gold, Inc.	81,374	151,473
*	Aritzia, Inc.	16,150	243,892
	Atco, Ltd., Class I	7,139	198,743
#*	Athabasca Oil Corp.	92,749	8,006
#*	ATS Automation Tooling Systems, Inc.	7,780	96,352
#*	Aurora Cannabis, Inc.	521	2,102
#*	Aurora Cannabis, Inc.	4,146	16,792
#	AutoCanada, Inc.	4,621	69,820
	B2Gold Corp.	176,791	1,137,205
	Badger Daylighting, Ltd.	6,756	196,042
#	Bank of Montreal	27,804	1,655,552
	Bank of Montreal	29,963	1,781,900
	Bank of Nova Scotia (The)	5,686	236,223
	Bank of Nova Scotia (The)	45,821	1,904,321
	Barrick Gold Corp.	22,664	605,809
	Barrick Gold Corp.	13,588	362,091
#*	Baytex Energy Corp.	106,367	31,536
*	Baytex Energy Corp.	2,602	780
	BCE, Inc.	3,215	129,189
#	BCE, Inc.	4,498	180,910
	Birchcliff Energy, Ltd.	78,147	111,446
*	Black Diamond Group, Ltd.	7,742	9,937
#*	BlackBerry, Ltd.	42,433	190,460
#*	BlackBerry, Ltd.	96,667	434,035
	BMTC Group, Inc.	3,210	21,564
#	Bonterra Energy Corp.	6,180	5,242
	Boralex, Inc., Class A	15,766	458,555
	Bridgemarq Real Estate Services	1,100	11,567

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Brookfield Asset Management, Inc., Class A	28,266	$841,761
	BRP, Inc.	5,568	300,738
	Calian Group, Ltd.	1,100	53,221
#	Cameco Corp.	12,558	119,331
	Cameco Corp.	94,363	897,392
#	Canaccord Genuity Group, Inc.	29,719	147,669
	Canacol Energy, Ltd.	31,330	84,892
#*	Canada Goose Holdings, Inc.	10,610	330,820
#	Canadian Imperial Bank of Commerce	24,657	1,839,235
	Canadian Imperial Bank of Commerce	17,164	1,280,778
	Canadian National Railway Co.	9,800	973,527
	Canadian National Railway Co.	17,171	1,707,656
	Canadian Natural Resources, Ltd.	15,385	244,811
	Canadian Natural Resources, Ltd.	241,708	3,855,243
	Canadian Pacific Railway, Ltd.	2,100	627,557
	Canadian Pacific Railway, Ltd.	2,847	851,623
#	Canadian Tire Corp., Ltd., Class A	11,132	1,243,128
	Canadian Utilities, Ltd., Class A	11,783	275,405
	Canadian Utilities, Ltd., Class B	500	11,685
#	Canadian Western Bank	27,023	496,933
*	Canfor Corp.	17,127	207,740
#	Canfor Pulp Products, Inc.	11,391	38,474
#*	Canopy Growth Corp.	1,399	26,283
#*	Canopy Growth Corp.	16,997	319,204
	CanWel Building Materials Group, Ltd.	20,500	93,860
#	Capital Power Corp.	18,001	396,689
*	Capstone Mining Corp.	94,575	118,547
#	Cardinal Energy, Ltd.	26,424	8,132
	Cascades, Inc.	23,294	247,924
	CCL Industries, Inc., Class B	17,033	649,461
*	Celestica, Inc.	31,528	185,069
	Cenovus Energy, Inc.	41,700	136,465
	Cenovus Energy, Inc.	145,012	475,639
	Centerra Gold, Inc.	67,103	586,263
	Cervus Equipment Corp.	2,500	15,180
#	CES Energy Solutions Corp.	71,198	34,202
*	CGI, Inc.	12,994	807,837
*	CGI, Inc.	5,200	322,663
#	Chesswood Group, Ltd.	2,800	11,769
#*	China Gold International Resources Corp., Ltd.	56,934	68,801
	CI Financial Corp.	46,364	540,444
#	Cineplex, Inc.	19,465	74,365
#	Clearwater Seafoods, Inc.	5,177	28,016
	Cogeco Communications, Inc.	6,247	435,128
	Cogeco, Inc.	1,976	118,177
	Colliers International Group, Inc.	1,020	72,241
	Colliers International Group, Inc.	6,483	459,515
	Computer Modelling Group, Ltd.	15,890	56,413
	Constellation Software, Inc.	1,366	1,433,967
*	Copper Mountain Mining Corp.	51,894	44,014
	Corus Entertainment, Inc., Class B	63,465	167,678
#	Crescent Point Energy Corp.	91,674	114,223
	Crescent Point Energy Corp.	9,725	12,156
*	CRH Medical Corp.	17,856	35,516
#*	Denison Mines Corp.	140,508	49,567
*	Descartes Systems Group, Inc. (The)	1,400	75,264
#*	DIRTT Environmental Solutions	12,800	17,870
	Dollarama, Inc.	14,551	501,088
*	Dorel Industries, Inc., Class B	8,016	86,580

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	DREAM Unlimited Corp., Class A	9,274	$122,923
	Dundee Precious Metals, Inc.	41,531	275,564
	Dynacor Gold Mines, Inc.	9,100	11,953
	ECN Capital Corp.	64,765	256,668
	E-L Financial Corp., Ltd.	200	99,152
*	Eldorado Gold Corp.	36,906	462,609
*	Eldorado Gold Corp.	5,549	69,524
	Element Fleet Management Corp.	115,952	1,092,245
#	Emera, Inc.	11,790	470,343
	Empire Co., Ltd., Class A	28,697	782,959
#	Enbridge, Inc.	28,266	778,844
	Enbridge, Inc.	23,217	639,860
#*	Endeavour Mining Corp.	27,292	669,442
	Enerflex, Ltd.	27,441	98,658
#*	Energy Fuels, Inc.	5,893	8,846
#	Enerplus Corp.	42,400	77,016
	Enerplus Corp.	23,206	42,467
	Enghouse Systems, Ltd.	7,732	383,669
#	Ensign Energy Services, Inc.	37,617	14,117
	Equitable Group, Inc.	2,750	175,614
*	ERO Copper Corp.	10,787	141,284
	Evertz Technologies, Ltd.	4,600	40,638
#	Exchange Income Corp.	4,758	113,031
	Exco Technologies, Ltd.	6,801	36,243
#	Extendicare, Inc.	16,049	61,435
	Fairfax Financial Holdings, Ltd.	2,317	609,102
	Fiera Capital Corp.	15,753	111,618
#	Finning International, Inc.	36,935	561,663
	Firm Capital Mortgage Investment Corp.	9,400	82,972
*	First Mining Gold Corp.	44,500	14,362
	First National Financial Corp.	3,000	83,315
#	First Quantum Minerals, Ltd.	105,681	1,214,424
	FirstService Corp.	4,525	607,074
	FirstService Corp.	1,700	227,955
*	Fission Uranium Corp.	72,500	14,421
#	Fortis, Inc.	12,609	498,095
	Fortis, Inc.	8,539	337,290
#*	Fortuna Silver Mines, Inc.	46,259	305,893
*	Fortuna Silver Mines, Inc.	1,312	8,685
	Franco-Nevada Corp.	404	55,064
	Franco-Nevada Corp.	203	27,720
#	Freehold Royalties, Ltd.	27,920	77,329
	Frontera Energy Corp.	2,400	3,873
*	Galiano Gold, Inc.	35,902	48,505
*	GDI Integrated Facility Services, Inc.	2,600	71,660
*	Gear Energy, Ltd.	59,300	6,676
	Genworth MI Canada, Inc.	10,049	333,383
	George Weston, Ltd.	11,959	838,647
#	Gibson Energy, Inc.	29,035	427,581
#	Gildan Activewear, Inc.	4,100	84,936
	Gildan Activewear, Inc.	7,979	165,724
	GMP Capital, Inc.	11,400	16,001
	goeasy, Ltd.	4,750	246,003
*	Golden Star Resources, Ltd.	10,349	42,179
	GoldMoney, Inc.	5,800	9,577
#*	Gran Tierra Energy, Inc.	126,076	23,658
	Great-West Lifeco, Inc.	24,753	504,424
	Guardian Capital Group, Ltd., Class A	5,128	86,025
*	Headwater Exploration, Inc.	11,100	10,664

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Heroux-Devtek, Inc.	8,414	$63,470
	High Liner Foods, Inc.	5,650	35,962
*	Home Capital Group, Inc.	23,185	423,396
	Horizon North Logistics, Inc.	16,180	58,172
	Hudbay Minerals, Inc.	31,643	143,343
	Hudbay Minerals, Inc.	38,089	171,819
	Husky Energy, Inc.	78,524	202,160
Ω	Hydro One, Ltd.	15,100	329,926
	iA Financial Corp., Inc.	23,900	832,724
*	IAMGOLD Corp.	108,961	399,107
*	IAMGOLD Corp.	4,292	15,752
*	IBI Group, Inc.	1,900	9,099
	IGM Financial, Inc.	7,028	154,296
#*	Imperial Metals Corp.	7,560	17,193
#	Imperial Oil, Ltd.	6,500	86,452
	Imperial Oil, Ltd.	15,507	206,708
	Information Services Corp.	3,800	53,450
#	Innergex Renewable Energy, Inc.	24,086	434,254
	Intact Financial Corp.	3,167	327,135
#	Inter Pipeline, Ltd.	62,029	552,176
*	Interfor Corp.	21,569	243,001
	Intertape Polymer Group, Inc.	23,559	267,897
#	Invesque, Inc.	3,800	6,802
*	Ivanhoe Mines, Ltd., Class A	133,047	523,280
#	Jamieson Wellness, Inc.	4,873	140,963
*	Just Energy Group, Inc.	129	661
*	Karora Resources, Inc.	5,800	14,410
	K-Bro Linen, Inc.	1,451	30,495
#*	Kelt Exploration, Ltd.	37,600	46,002
#	Keyera Corp.	49,475	702,223
*	Kinaxis, Inc.	3,895	594,585
	Kinross Gold Corp.	380,521	3,027,488
	Kinross Gold Corp.	27,330	217,820
	Kirkland Lake Gold, Ltd.	42,618	1,941,697
*	Knight Therapeutics, Inc.	28,671	117,714
	KP Tissue, Inc.	3,500	30,579
	Labrador Iron Ore Royalty Corp.	11,809	217,070
#*	Largo Resources, Ltd.	40,433	29,438
	Lassonde Industries, Inc., Class A	659	75,184
#	Laurentian Bank of Canada	11,573	227,673
	Leon’s Furniture, Ltd.	6,706	93,571
	Linamar Corp.	14,328	468,351
	Loblaw Cos., Ltd.	16,488	820,769
#	Lucara Diamond Corp.	114,752	39,189
*	Lundin Gold, Inc.	7,913	65,927
	Lundin Mining Corp.	163,319	986,803
	Magellan Aerospace Corp.	4,737	23,537
	Magna International, Inc.	34,984	1,786,356
	Magna International, Inc.	31,793	1,624,940
*	Mainstreet Equity Corp.	900	43,625
*	Major Drilling Group International, Inc.	21,320	104,336
#	Manulife Financial Corp.	78,234	1,062,418
#	Maple Leaf Foods, Inc.	15,900	289,525
	Martinrea International, Inc.	28,236	212,570
	MDF Commerce, Inc.	2,100	15,053
	Medical Facilities Corp.	14,050	52,939
*	MEG Energy Corp.	73,856	134,707
	Melcor Developments, Ltd.	3,200	14,243
#	Methanex Corp.	1,735	51,439

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Methanex Corp.	12,874	$381,972
	Metro, Inc.	19,068	889,514
	Morguard Corp.	700	50,570
	Morneau Shepell, Inc.	10,400	207,875
	MTY Food Group, Inc.	2,985	85,004
#	Mullen Group, Ltd.	29,081	195,576
	National Bank of Canada	52,657	2,527,125
	Neo Performance Materials, Inc.	1,900	16,600
*	New Gold, Inc.	178,103	360,938
	New Look Vision Group, Inc.	100	2,282
	NFI Group, Inc.	16,244	183,984
	Norbord, Inc.	1,800	59,135
	North American Construction Group, Ltd.	7,400	57,543
#	North American Construction Group, Ltd.	5,792	44,888
	North West Co., Inc. (The)	10,709	264,048
#	Northland Power, Inc.	21,264	687,732
	Nutrien, Ltd.	35,473	1,443,049
#*	NuVista Energy, Ltd.	52,211	29,783
#*	OceanaGold Corp.	197,015	257,304
	Onex Corp.	14,054	607,604
#	Open Text Corp.	5,600	205,749
	Open Text Corp.	13,563	498,169
	Osisko Gold Royalties, Ltd.	17,393	194,522
	Osisko Gold Royalties, Ltd.	17,699	197,875
*	Osisko Mining, Inc.	9,905	27,285
#	Ovintiv, Inc.	11,224	103,259
	Ovintiv, Inc.	41,453	381,771
#	Pan American Silver Corp.	37,196	1,182,828
#*	Paramount Resources, Ltd., Class A	14,976	25,179
#*	Parex Resources, Inc.	58,874	573,141
	Park Lawn Corp.	7,600	160,294
	Parkland Corp.	34,585	844,702
	Pason Systems, Inc.	14,685	56,765
	Pembina Pipeline Corp.	39,166	819,744
#	Peyto Exploration & Development Corp.	50,298	108,728
*	PHX Energy Services Corp.	8,838	9,552
	Pinnacle Renewable Energy, Inc.	6,100	28,936
	Pizza Pizza Royalty Corp.	7,900	49,334
*	Points International, Ltd.	1,000	10,148
*	Points International, Ltd.	1,715	17,236
	Polaris Infrastructure, Inc.	6,500	61,961
#*	PolyMet Mining Corp.	990	3,299
#	PrairieSky Royalty, Ltd.	18,546	113,729
#*	Precision Drilling Corp.	37,964	26,500
*	Precision Drilling Corp.	19,847	14,038
#*	Premier Gold Mines, Ltd.	56,650	116,506
#	Premium Brands Holdings Corp.	9,754	695,804
#*	Pretium Resources, Inc.	39,757	484,240
	Primo Water Corp.	47,556	595,877
*	Pulse Seismic, Inc.	4,200	2,743
	Quarterhill, Inc.	31,600	60,719
#	Quebecor, Inc., Class B	22,012	510,689
*	Real Matters, Inc.	12,900	225,312
	Recipe Unlimited Corp.	5,300	44,833
	Restaurant Brands International, Inc.	14,891	774,332
	Richelieu Hardware, Ltd.	8,371	225,061
	Ritchie Bros Auctioneers, Inc.	1,000	60,617
	Ritchie Bros Auctioneers, Inc.	11,797	715,252
	Rocky Mountain Dealerships, Inc.	4,278	17,725

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc., Class B	10,567	$429,247
	Rogers Communications, Inc., Class B	16,234	659,263
#	Rogers Sugar, Inc.	23,918	85,094
*	Roxgold, Inc.	101,700	132,058
	Royal Bank of Canada	34,969	2,445,179
	Royal Bank of Canada	85,089	5,955,379
	Russel Metals, Inc.	20,065	267,021
*	Sabina Gold & Silver Corp.	40,900	77,361
*	Sandstorm Gold, Ltd.	3,411	25,193
*	Sandstorm Gold, Ltd.	8,544	63,226
	Saputo, Inc.	13,180	320,819
#	Savaria Corp.	3,800	40,016
#	Secure Energy Services, Inc.	40,209	44,968
*	Seven Generations Energy, Ltd., Class A	80,320	284,553
	Shaw Communications, Inc., Class B	8,279	136,399
	Shaw Communications, Inc., Class B	51,246	845,559
#	ShawCor, Ltd.	16,294	26,539
*	Shopify, Inc., Class A	752	695,923
#	Sienna Senior Living, Inc.	13,800	120,257
*	Sierra Wireless, Inc.	9,798	108,758
Ω	Sleep Country Canada Holdings, Inc.	13,187	224,782
#	SNC-Lavalin Group, Inc.	39,349	550,526
*Ω	Spin Master Corp.	4,550	92,141
*	SSR Mining, Inc.	27,376	506,714
*	SSR Mining, Inc.	17,200	318,372
	Stantec, Inc.	18,409	528,522
#	Stelco Holdings, Inc.	8,799	96,160
	Stella-Jones, Inc.	11,395	370,853
*	Storm Resources, Ltd.	27,400	44,834
*	Stornoway Diamond Corp.	47,014	132
	Sun Life Financial, Inc.	24,598	979,492
	Suncor Energy, Inc.	5,800	65,428
	Suncor Energy, Inc.	168,680	1,904,397
*	SunOpta, Inc.	700	4,802
*	SunOpta, Inc.	3,392	23,219
#	Superior Plus Corp.	53,070	472,025
#	Surge Energy, Inc.	70,035	10,513
*	Tamarack Valley Energy, Ltd.	68,150	39,387
*	Taseko Mines, Ltd.	65,679	60,636
	TC Energy Corp.	71,236	2,810,973
#	Teck Resources, Ltd., Class B	58,533	769,281
	Teck Resources, Ltd., Class B	54,379	714,540
	TELUS Corp.	2,996	51,226
*	Teranga Gold Corp.	24,400	253,835
	TerraVest Industries, Inc.	1,300	14,100
#*	Tervita Corp.	759	997
#	TFI International, Inc.	29,167	1,298,646
#	Thomson Reuters Corp.	7,062	549,777
#	Tidewater Midstream and Infrastructure, Ltd.	71,300	35,856
	Timbercreek Financial Corp.	20,935	119,108
*	TMAC Resources, Inc.	1,000	916
#	TMX Group, Ltd.	6,195	601,970
#	TORC Oil & Gas, Ltd.	40,565	42,017
*	Torex Gold Resources, Inc.	28,014	377,641
#	Toromont Industries, Ltd.	16,213	1,009,434
	Toronto-Dominion Bank (The)	6,849	302,172
	Toronto-Dominion Bank (The)	53,477	2,365,288
	Total Energy Services, Inc.	13,840	20,568
	Tourmaline Oil Corp.	76,172	986,816

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	TransAlta Corp.	59,192	$350,985
	TransAlta Corp.	31,016	183,925
#	TransAlta Renewables, Inc.	20,584	258,015
	Transcontinental, Inc., Class A	23,619	279,748
*	TransGlobe Energy Corp.	16,500	6,440
#*	Trevali Mining Corp.	127,243	11,938
#*	Trican Well Service, Ltd.	69,115	60,177
#	Tricon Residential, Inc.	22,747	186,784
*	Trisura Group, Ltd.	588	38,450
*	Turquoise Hill Resources, Ltd.	340	2,666
*	Turquoise Hill Resources, Ltd.	21,927	172,319
	Uni-Select, Inc.	7,611	34,790
#	Vermilion Energy, Inc.	14,286	35,279
	Vermilion Energy, Inc.	30,353	74,972
	VersaBank	2,400	11,871
	Wajax Corp.	6,875	64,555
	Waste Connections, Inc.	9,551	948,605
	Waste Connections, Inc.	400	39,649
*	Wesdome Gold Mines, Ltd.	28,500	282,155
#	West Fraser Timber Co., Ltd.	14,904	691,224
#	Western Forest Products, Inc.	128,611	83,018
#	Westshore Terminals Investment Corp.	16,246	163,277
	Wheaton Precious Metals Corp.	8,900	410,379
#	Whitecap Resources, Inc.	101,556	185,229
#*	WildBrain, Ltd.	40,263	49,864
	Winpak, Ltd.	3,432	106,028
#	WSP Global, Inc.	9,988	631,756
	Yamana Gold, Inc.	139,814	777,619
	Yellow Pages, Ltd.	5,429	51,548

TOTAL CANADA			133,960,976

DENMARK — (1.6%)
*	ALK-Abello A.S.	1,030	344,631
*	Alm Brand A.S.	15,888	181,731
	Ambu A.S., Class B	6,829	207,126
	AP Moller - Maersk A.S., Class A	119	175,960
	AP Moller - Maersk A.S., Class B	136	217,958
*	Bang & Olufsen A.S.	23,220	64,815
*	BankNordik P/F	1,197	21,302
*	Bavarian Nordic A.S.	5,256	139,369
*	Brodrene Hartmann A.S.	947	75,902
	Chr Hansen Holding A.S.	8,059	813,232
	Coloplast A.S., Class B	4,151	607,055
*	Columbus A.S.	15,956	20,473
	D/S Norden A.S.	8,469	120,426
*	Danske Bank A.S.	101,034	1,346,537
*	Demant A.S.	21,101	666,228
*	Dfds A.S.	8,218	307,418
	DSV Panalpina A.S.	8,907	1,445,084
*	FLSmidth & Co. A.S.	6,739	172,171
	GN Store Nord A.S.	32,830	2,363,661
*	GronlandsBANKEN A.S.	259	22,710
*	H+H International A.S., Class B	5,954	115,465
#*	ISS A.S.	28,004	363,592
*	Jeudan A.S.	1,620	55,534
*	Jyske Bank A.S.	15,138	451,084
*	Matas A.S.	7,747	86,486
*	Nilfisk Holding A.S.	7,830	107,376
*	NKT A.S.	4,615	125,465

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
Ω	NNIT A.S.	2,649	$44,686
Ω	Orsted A.S.	4,475	710,222
	Pandora A.S.	33,757	2,677,923
*	Parken Sport & Entertainment A.S.	1,139	11,421
	Per Aarsleff Holding A.S.	4,485	171,077
	Ringkjoebing Landbobank A.S.	7,451	567,710
	Rockwool International A.S., Class A	949	331,866
	Rockwool International A.S., Class B	2,142	838,417
	RTX A.S.	1,768	56,796
	Schouw & Co., A.S.	3,662	318,894
	SimCorp A.S.	7,296	870,220
	Solar A.S., Class B	1,580	74,898
*	Spar Nord Bank A.S.	22,279	191,957
*	Sydbank A.S.	13,822	236,380
*	Tivoli A.S.	409	41,795
	Topdanmark A.S.	9,439	369,625
#	TORM P.L.C.	9,199	58,961
	Tryg A.S.	12,901	358,038
	United International Enterprises, Ltd.	387	82,126
	Vestas Wind Systems A.S.	9,872	1,693,680
*	Vestjysk Bank A.S.	107,651	46,585

TOTAL DENMARK			20,372,068

FINLAND — (1.7%)
	Ahlstrom-Munksjo Oyj	8,510	178,175
*	Aktia Bank Oyj	12,613	130,251
	Alma Media Oyj	6,819	60,668
	Aspo Oyj	5,171	36,866
	Atria Oyj	2,128	23,010
	Cargotec Oyj, Class B	8,754	300,897
*	Caverion Oyj	2,736	17,989
#	Citycon Oyj	7,699	59,267
	Digia Oyj	3,511	28,011
	Elisa Oyj	15,775	775,635
Ω	Enento Group Oyj	967	36,375
*	Finnair Oyj	154,000	65,681
	Fiskars Oyj Abp	7,879	118,202
	Fortum Oyj	36,991	695,306
*	F-Secure Oyj	7,922	32,368
*	HKScan Oyj, Class A	10,963	23,972
	Huhtamaki Oyj	31,301	1,528,976
	Ilkka-Yhtyma Oyj	2,909	11,247
	Kemira Oyj	32,835	405,641
	Kesko Oyj, Class A	17,922	439,536
	Kesko Oyj, Class B	47,840	1,227,602
	Kojamo Oyj	12,117	249,764
	Kone Oyj, Class B	11,103	883,944
	Konecranes Oyj	9,197	289,382
	Lassila & Tikanoja Oyj	12,008	181,728
#*	Lehto Group Oyj	1,807	2,812
	Metsa Board Oyj	34,526	289,684
	Metso Outotec Oyj	132,799	936,162
	Neles Oyj	29,515	395,248
	Neste Oyj	50,616	2,639,804
*	Nokia Oyj	303,276	1,022,403
#	Nokian Renkaat Oyj	17,103	525,540
*	Nordea Bank Abp	83,521	626,847
	Nordea Bank Abp	89,208	671,934
	Oriola Oyj, Class A	2,227	5,097

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Oriola Oyj, Class B	38,503	$81,156
#*	Outokumpu Oyj	91,094	227,316
#	Ponsse Oyj	2,973	94,753
*	QT Group Oyj	250	12,077
	Raisio Oyj, Class V	15,215	54,032
	Raute Oyj, Class A	401	9,250
	Revenio Group Oyj	4,498	184,120
	Sampo Oyj, Class A	21,786	822,127
	Sanoma Oyj	25,923	381,551
	Stora Enso Oyj, Class R	74,855	1,092,355
*	Teleste Oyj	1,197	5,579
Ω	Terveystalo Oyj	937	10,563
	TietoEVRY Oyj	11,128	277,576
	Tikkurila Oyj	12,676	202,763
	Tokmanni Group Corp.	20,394	323,863
	UPM-Kymmene Oyj	58,715	1,659,225
	Uponor Oyj	18,691	348,486
	Vaisala Oyj, Class A	882	36,720
	Valmet Oyj	37,202	887,897
#	Wartsila Oyj Abp	18,087	143,737
	YIT Oyj	41,269	217,731

TOTAL FINLAND			21,988,901

FRANCE — (7.6%)
	ABC arbitrage	3,204	26,486
*	Accor SA	16,144	411,477
	Aeroports de Paris	2,014	197,085
	Air Liquide SA	19,718	2,883,526
*	Airbus SE	22,232	1,626,627
*	Akka Technologies	4,517	82,576
	AKWEL	3,913	70,769
	Albioma SA	8,361	389,801
Ω	ALD SA	1,818	19,582
*	Alstom SA	9,199	411,006
	Altamir	3,848	81,152
*	Alten SA	6,197	496,185
#*	Amplitude Surgical SAS	1,826	4,383
*Ω	Amundi SA	3,373	221,242
	Arkema SA	21,109	2,067,410
	Assystem SA	1,573	40,347
*	Atos SE	20,684	1,413,045
	Aubay	1,711	57,548
	AXA SA	76,328	1,225,774
*	Axway Software SA	1,727	40,449
*	Bastide le Confort Medical	789	41,843
	Beneteau SA	9,994	91,893
*	Bigben Interactive	3,072	50,331
*	BNP Paribas SA	39,946	1,393,107
	Boiron SA	1,900	84,992
#	Bollore SA	140,211	502,586
	Bonduelle SCA	4,816	103,834
#*	Bourbon Corp.	3,477	0
	Bouygues SA	43,930	1,440,615
*	Bureau Veritas SA	32,581	714,447
	Burelle SA	30	17,824
	Capgemini SE	12,370	1,428,337
	Carrefour SA	104,780	1,628,480
#*	Casino Guichard Perrachon SA	9,663	217,680
*	Cegedim SA	1,561	40,437

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	CGG SA	161,860	$91,217
	Chargeurs SA	4,080	79,527
*	Cie de Saint-Gobain	52,183	2,032,711
	Cie des Alpes	2,635	41,457
	Cie Generale des Etablissements Michelin SCA	32,708	3,532,496
	Cie Plastic Omnium SA	15,525	353,295
*	CNP Assurances	12,837	144,784
*	Coface SA	26,139	204,229
*	Credit Agricole SA	94,683	748,993
	Danone SA	42,968	2,383,229
	Dassault Systemes SE	1,001	170,681
	Derichebourg SA	26,450	77,694
*	Devoteam SA	1,357	154,147
	Edenred	24,983	1,164,556
*	Eiffage SA	24,726	1,794,550
	Electricite de France SA	56,323	653,744
	Electricite de Strasbourg SA	112	15,071
Ω	Elior Group SA	28,156	106,191
*	Elis SA	53,902	591,187
*	Engie SA	78,813	953,208
#*	Eramet SA	2,714	72,078
#*	Erytech Pharma SA	2,355	12,235
*	EssilorLuxottica SA	7,122	879,274
*	Esso SA Francaise	718	7,463
*	Etablissements Maurel et Prom SA	7,575	10,546
Ω	Euronext NV	11,989	1,248,313
#*Ω	Europcar Mobility Group	35,933	23,445
#	Eutelsat Communications SA	53,695	540,067
*	Exel Industries, Class A	266	12,111
*	Faurecia SE	20,433	774,941
*	Fnac Darty SA	4,763	204,583
	Fnac Darty SA	903	38,596
	Gaztransport Et Technigaz SA	3,911	374,896
*	Getlink SE	40,618	546,321
*	GL Events	2,690	21,920
*	Groupe Crit	826	50,721
#	Groupe Gorge	802	11,218
*	Groupe Open	976	16,886
	Guerbet	2,118	71,575
	Haulotte Group SA	2,041	9,375
*	HERIGE SADCS	200	5,451
	Hermes International	940	875,234
*	HEXAOM	901	31,473
*	ID Logistics Group	479	111,631
	Iliad SA	10,199	1,971,790
	Imerys SA	8,616	257,540
#*	Ingenico Group SA	8,323	1,196,642
	Ipsen SA	5,348	487,095
	IPSOS	10,845	266,555
	Jacquet Metals SA	3,858	44,567
*	JCDecaux SA	18,864	291,153
	Kaufman & Broad SA	7,894	281,316
	Kering SA	2,248	1,358,503
#*	Korian SA	17,570	494,987
#*	Lagardere SCA	28,664	626,836
*	Le Belier	1,008	44,830
	Lectra	6,791	156,330
	Legrand SA	17,950	1,328,646
	Linedata Services	1,500	44,232

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	LISI	5,674	$91,820
	LNA Sante SA	1,112	57,381
	L’Oreal SA	1,876	606,296
	LVMH Moet Hennessy Louis Vuitton SE	13,701	6,422,312
*Ω	Maisons du Monde SA	6,340	84,828
*	Manitou BF SA	2,548	50,447
	Manutan International	278	17,603
*	Mersen SA	4,927	127,829
*	METabolic EXplorer SA	7,040	12,680
*	Metropole Television SA	10,154	111,536
*	Natixis SA	83,047	193,433
*	Nexans SA	6,931	336,586
	Nexity SA	11,171	313,639
*	Nicox	1,341	5,379
*	NRJ Group	4,221	27,039
*	Oeneo SA	5,302	68,612
*	OL Groupe SA	4,903	10,854
#*	Onxeo SA	7,633	5,339
	Orange SA	225,321	2,530,269
*	Orpea	7,826	781,694
*	Peugeot SA	147,891	2,656,745
*	Pierre & Vacances SA	743	8,161
	Publicis Groupe SA	53,683	1,865,070
	Quadient SA	10,786	140,558
#*	Rallye SA	1,703	6,475
#*	Recylex SA	3,158	5,098
*	Renault SA	7,773	192,504
*	Rexel SA	65,149	685,932
	Robertet SA	187	206,979
*	Rothschild & Co.	5,200	133,471
	Rubis SCA	13,553	445,620
*	Safran SA	13,247	1,397,292
	Samse SA	48	7,823
*	Savencia SA	1,061	59,336
*	SCOR SE	40,801	990,862
	SEB SA	4,923	800,053
	Seche Environnement SA	1,053	42,443
	SES SA	82,028	655,184
	Societe BIC SA	6,130	293,631
*	Societe Generale SA	63,550	863,512
*	Societe Marseillaise du Tunnel Prado-Carenage SA	467	7,568
	Societe pour l’Informatique Industrielle	1,640	31,533
	Sodexo SA	11,939	766,914
*	SOITEC	3,223	457,167
#*	Solocal Group	1,592,480	35,404
	Somfy SA	1,802	250,838
*	Sopra Steria Group	3,729	443,481
*	SPIE SA	27,246	428,763
#*Ω	SRP Groupe SA	5,380	6,951
*	Stef SA	1,222	89,676
	STMicroelectronics NV	101,509	3,096,451
#	STMicroelectronics NV	3,197	97,636
	Suez SA	37,066	678,581
	Sword Group	1,865	65,814
*	Synergie SA	2,431	72,318
*	Tarkett SA	11,085	134,291
	Teleperformance	9,363	2,810,612
*	Television Francaise 1	14,992	88,029
	Thermador Groupe	1,400	94,230

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Tikehau Capital SCA	387	$8,517
	Total Gabon	250	31,060
	Total SE	175,281	5,310,437
	Trigano SA	1,798	238,712
*	Ubisoft Entertainment SA	13,221	1,167,856
	Union Financiere de France BQE SA	1,264	27,056
	Valeo SA	45,376	1,372,688
#*	Vallourec SA	1,373	19,129
	Veolia Environnement SA	20,894	388,893
	Vetoquinol SA	532	50,225
	Vicat SA	5,467	168,093
	Vilmorin & Cie SA	1,927	100,660
	Vinci SA	41,184	3,252,921
*	Virbac SA	860	200,136
	Vivendi SA	19,449	561,366
#*Ω	Worldline SA	2,377	176,056

TOTAL FRANCE			95,659,605

GERMANY — (6.3%)
	1&1 Drillisch AG	11,388	239,854
	7C Solarparken AG	9,453	41,231
*	Aareal Bank AG	13,417	231,828
*	Adidas AG	6,785	2,015,856
*Ω	ADLER Group SA	10,942	275,091
*	ADVA Optical Networking SE	14,838	113,918
*	AIXTRON SE	2,091	23,547
	All for One Group SE	614	33,425
	Allgeier SE	1,208	73,167
	Allianz SE	15,240	2,684,596
*	Amadeus Fire AG	1,059	110,030
*	Aroundtown SA	126,965	609,008
	Atoss Software AG	486	67,937
	Aurubis AG	9,731	622,526
	BASF SE	32,039	1,754,398
	Basler AG	411	24,507
*	Bauer AG	2,614	27,418
	Bayerische Motoren Werke AG	36,617	2,502,359
	BayWa AG	3,443	106,418
	Bechtle AG	5,456	936,886
Ω	Befesa SA	1,068	43,984
	Bertrandt AG	1,821	62,450
*	Bijou Brigitte AG	834	19,377
#	Bilfinger SE	8,032	147,236
	Borussia Dortmund GmbH & Co. KGaA	13,186	64,745
	Brenntag AG	27,483	1,756,614
#	CANCOM SE	6,509	257,325
	Carl Zeiss Meditec AG	2,272	293,565
*	CECONOMY AG	33,172	146,708
*	CENIT AG	419	5,834
*	Centrotec SE	947	17,445
	Cewe Stiftung & Co. KGAA	2,318	220,958
*	comdirect bank AG	2,668	43,087
*	Commerzbank AG	261,387	1,237,226
	CompuGroup Medical SE & Co. KgaA	4,659	400,301
	Continental AG	12,764	1,356,186
*	Corestate Capital Holding SA	3,697	53,746
Ω	Covestro AG	27,077	1,292,276
	CropEnergies AG	9,615	130,903
#*	CTS Eventim AG & Co. KGaA	11,889	527,008

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Daimler AG	66,855	$3,455,634
#*Ω	Delivery Hero SE	1,273	146,133
*	Deutsche Bank AG	190,769	1,764,613
	Deutsche Beteiligungs AG	2,919	95,050
	Deutsche Boerse AG	11,706	1,724,920
#*	Deutsche EuroShop AG	3,175	40,100
#*	Deutsche Lufthansa AG	29,710	254,171
*Ω	Deutsche Pfandbriefbank AG	35,125	214,654
	Deutsche Post AG	50,136	2,222,929
	Deutsche Telekom AG	282,227	4,289,497
	Deutsche Wohnen SE	16,729	844,356
*	Deutz AG	28,677	147,318
*	Dialog Semiconductor P.L.C.	16,954	646,353
	DIC Asset AG	8,141	93,698
	DMG Mori AG	3,412	161,126
	Dr Hoenle AG	981	54,594
	Draegerwerk AG & Co. KGaA	801	57,256
	Duerr AG	14,624	420,563
	E.ON SE	83,511	869,697
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,820	220,669
*	EDAG Engineering Group AG	3,367	31,641
	Elmos Semiconductor SE	1,788	39,545
#*	ElringKlinger AG	5,449	55,104
	Energiekontor AG	2,205	90,196
	Evonik Industries AG	22,338	537,829
*	Fielmann AG	4,683	354,700
	First Sensor AG	731	34,221
	FORTEC Elektronik AG	65	1,181
*	Francotyp-Postalia Holding AG, Class A	2,956	10,541
*	Fraport AG Frankfurt Airport Services Worldwide	7,592	274,591
	Freenet AG	45,068	798,427
	Fresenius Medical Care AG & Co. KGaA	28,784	2,198,009
	Fuchs Petrolub SE	5,063	194,054
	GEA Group AG	16,227	540,419
	Gerresheimer AG	9,780	983,128
	Gesco AG	2,374	31,542
	GFT Technologies SE	5,152	55,451
	Grand City Properties SA	19,175	435,245
*	H&R GmbH & Co. KGaA	3,109	15,030
	Hamburger Hafen und Logistik AG	10,912	182,928
	Hannover Rueck SE	3,404	494,675
Ω	Hapag-Lloyd AG	5,475	341,688
	HeidelbergCement AG	14,197	811,975
*	Heidelberger Druckmaschinen AG	78,275	43,811
*	Hella GmbH & Co KGaA	12,571	548,896
*	HelloFresh SE	11,084	592,294
	Henkel AG & Co. KGaA	2,096	189,487
*	Highlight Communications AG	1,578	6,764
	Hochtief AG	2,264	166,553
	Hornbach Baumarkt AG	2,192	86,577
	Hornbach Holding AG & Co. KGaA	2,702	260,050
	Hugo Boss AG	13,109	300,552
*	Hypoport SE	472	247,132
	Indus Holding AG	5,552	164,257
	Infineon Technologies AG	83,750	2,331,699
*Ω	Instone Real Estate Group AG	2,402	49,706
	Jenoptik AG	7,124	175,802
	K+S AG	53,489	358,371
	KION Group AG	18,471	1,439,276

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Kloeckner & Co. SE	17,115	$96,186
	Knorr-Bremse AG	2,608	302,078
*	Koenig & Bauer AG	3,583	74,004
	Krones AG	1,826	104,334
	KSB SE & Co. KGaA	11	3,228
	KWS Saat SE & Co., KGaA	1,695	124,822
	Lanxess AG	21,050	1,067,609
	LEG Immobilien AG	7,927	1,071,356
	Leifheit AG	993	39,070
#*	Leoni AG	9,337	56,920
	LPKF Laser & Electronics AG	1,872	35,407
*	Manz AG	577	19,371
	METRO AG	60,356	591,086
	MLP SE	16,050	89,246
	MTU Aero Engines AG	6,538	1,117,484
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,493	1,053,057
	Nemetschek SE	10,653	771,351
	New Work SE	503	131,239
	Nexus AG	902	50,256
*	Nordex SE	10,527	151,706
	Norma Group SE	12,279	381,143
*	OHB SE	1,146	45,337
	Patrizia AG	7,619	173,412
	Pfeiffer Vacuum Technology AG	441	80,434
	PNE AG	20,038	140,593
*	Progress-Werk Oberkirch AG	549	10,489
*	ProSiebenSat.1 Media SE	42,290	471,977
	PSI Software AG	1,210	33,790
*	Puma SE	4,771	417,668
*	Puma SE	1,130	98,757
	q.beyond AG	38,579	54,332
*	R Stahl AG	287	6,520
#	Rational AG	673	504,790
	Rocket Internet SE	16,691	360,985
#*	RTL Group SA	8,129	308,877
	RWE AG	51,318	1,899,164
*	S&T AG	7,883	142,637
*	SAF-Holland SE	15,350	130,493
*	Salzgitter AG	9,848	143,275
	SAP SE, Sponsored ADR	2,290	244,641
	SAP SE	32,005	3,414,440
*	Schaltbau Holding AG	438	12,095
Ω	Scout24 AG	7,183	579,493
	Secunet Security Networks AG	211	58,830
*	SGL Carbon SE	15,607	49,693
	Siltronic AG	3,715	351,570
*	Sixt SE	1,991	150,430
*	SMA Solar Technology AG	840	36,381
*	SMT Scharf AG	570	4,714
	Softing AG	978	5,410
	Software AG	8,736	313,462
#	Stabilus SA	6,518	369,527
	STRATEC SE	297	43,591
*	Stroeer SE & Co. KGaA	7,447	538,324
	Suedzucker AG	20,485	294,811
*	SUESS MicroTec SE	2,792	50,237
*	Surteco Group SE	1,977	49,706
	Symrise AG	8,978	1,107,081
	TAG Immobilien AG	20,451	602,683

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Takkt AG	9,442	$100,338
*	Talanx AG	9,209	271,492
#*	Technotrans SE	2,276	45,601
*Ω	Tele Columbus AG	4,512	11,105
	Telefonica Deutschland Holding AG	230,296	580,868
#*	Thyssenkrupp AG	19,380	92,506
#	Traffic Systems SE	757	22,925
	Uniper SE	19,296	576,359
	United Internet AG	32,890	1,153,406
	VERBIO Vereinigte BioEnergie AG	6,536	139,632
	Volkswagen AG	3,803	591,604
	Vonovia SE	16,192	1,034,078
*	Vossloh AG	2,156	78,744
	Wacker Chemie AG	4,737	456,988
*	Wacker Neuson SE	7,576	139,294
*	Washtec AG	2,225	98,517
	Wuestenrot & Wuerttembergische AG	6,502	108,137
*Ω	Zalando SE	4,302	400,621

TOTAL GERMANY			80,301,469

HONG KONG — (2.6%)
*	Aceso Life Science Group., Ltd.	245,000	9,957
	Aeon Credit Service Asia Co., Ltd.	38,000	24,336
	AIA Group, Ltd.	562,400	5,352,458
	Allied Properties HK, Ltd.	342,000	84,259
	APAC Resources, Ltd.	20,000	2,530
#*	Applied Development Holdings, Ltd.	235,000	6,500
	Asia Financial Holdings, Ltd.	40,000	18,777
*	Asia Standard International Group, Ltd.	156,000	16,132
	Asiasec Properties, Ltd.	62,000	9,016
	ASM Pacific Technology, Ltd.	64,900	654,472
	Bank of East Asia, Ltd. (The)	192,053	346,466
Ω	BOC Aviation, Ltd.	60,000	371,529
	BOC Hong Kong Holdings, Ltd.	241,500	670,763
	BOCOM International Holdings Co., Ltd.	130,000	17,990
#	Bright Smart Securities & Commodities Group, Ltd.	132,000	32,835
*	Brightoil Petroleum Holdings, Ltd.	444,000	16,111
*	Burwill Holdings, Ltd.	1,052,000	1,805
	Cafe de Coral Holdings, Ltd.	124,000	256,308
#*	Camsing International Holding, Ltd.	28,000	786
*	Cathay Pacific Airways, Ltd.	476,181	323,566
	Century City International Holdings, Ltd.	420,000	22,010
	CGN Mining Co., Ltd.	245,000	8,840
	Chevalier International Holdings, Ltd.	12,000	14,600
*	China Best Group Holding, Ltd.	58,000	3,100
*	China Display Optoelectronics Technology Holdings, Ltd.	176,000	8,862
*	China Energy Development Holdings, Ltd.	1,680,000	27,145
	China Motor Bus Co., Ltd.	1,400	18,589
*	China Star Entertainment, Ltd.	180,000	36,364
*	China Strategic Holdings, Ltd.	2,830,000	26,889
	Chinese Estates Holdings, Ltd.	121,000	61,005
	Chong Hing Bank, Ltd.	21,000	24,792
	Chow Sang Sang Holdings International, Ltd.	104,000	113,768
	Chow Tai Fook Jewellery Group, Ltd.	151,000	192,986
*	Chuang’s China Investments, Ltd.	190,000	9,695
	Chuang’s Consortium International, Ltd.	200,000	23,257
	CITIC Telecom International Holdings, Ltd.	571,000	181,383
	CK Asset Holdings, Ltd.	198,308	920,841
	CK Infrastructure Holdings, Ltd.	33,500	158,029

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CK Life Sciences Intl Holdings, Inc.	264,000	$28,009
	CLP Holdings, Ltd.	68,000	626,589
	CNQC International Holdings, Ltd.	147,500	12,113
	CNT Group, Ltd.	128,000	6,018
	Convenience Retail Asia, Ltd.	54,000	30,291
#*	Convoy Global Holdings, Ltd.	576,000	2,326
	Cowell e Holdings, Inc.	141,000	62,091
	Cross-Harbour Holdings, Ltd. (The)	37,939	67,571
	CSI Properties, Ltd.	1,190,000	34,454
	Dah Sing Banking Group, Ltd.	131,328	112,997
	Dah Sing Financial Holdings, Ltd.	38,120	94,951
	Dickson Concepts International, Ltd.	43,500	18,332
	Eagle Nice International Holdings, Ltd.	74,000	35,845
*	Emperor Capital Group, Ltd.	888,000	14,266
*	Emperor Watch & Jewellery, Ltd.	810,000	9,547
#*	ENM Holdings, Ltd.	156,000	12,909
*	Esprit Holdings, Ltd.	499,500	51,730
*	Eternity Investment, Ltd.	710,000	15,381
	Fairwood Holdings, Ltd.	16,500	37,071
	Far East Consortium International, Ltd.	384,829	113,817
*	FIH Mobile, Ltd.	830,000	91,222
	First Pacific Co., Ltd.	622,000	193,235
*	First Shanghai Investments, Ltd.	128,000	4,806
	Fountain SET Holdings, Ltd.	164,000	19,119
*	Freeman Fintech Corp, Ltd.	312,000	1,360
	Get Nice Financial Group, Ltd.	101,500	8,515
	Get Nice Holdings, Ltd.	1,580,000	34,287
	Giordano International, Ltd.	382,000	60,793
	Glorious Sun Enterprises, Ltd.	80,000	8,263
#*	Gold-Finance Holdings, Ltd.	38,000	66
*	Good Resources Holdings, Ltd.	410,000	4,495
*	Goodbaby International Holdings, Ltd.	231,000	29,408
	Great Eagle Holdings, Ltd.	56,597	136,795
*	G-Resources Group, Ltd.	6,825,600	31,747
	Guotai Junan International Holdings, Ltd.	974,000	124,898
#	Haitong International Securities Group, Ltd.	731,956	166,822
	Hang Lung Group, Ltd.	147,000	326,312
	Hang Lung Properties, Ltd.	149,000	362,739
	Hang Seng Bank, Ltd.	29,800	459,100
	Hanison Construction Holdings, Ltd.	26,565	3,261
	Henderson Land Development Co., Ltd.	107,249	378,812
	HK Electric Investments & HK Electric Investments, Ltd.	124,500	126,744
	HKBN, Ltd.	110,500	191,420
	HKT Trust & HKT, Ltd.	580,000	750,095
	Hon Kwok Land Investment Co., Ltd.	38,000	12,246
	Hong Kong & China Gas Co., Ltd.	156,437	225,708
	Hong Kong Exchanges & Clearing, Ltd.	45,540	2,182,218
	Hong Kong Ferry Holdings Co., Ltd.	22,000	16,919
*	Hong Kong Finance Investment Holding Group, Ltd.	216,000	2,563
	Hongkong & Shanghai Hotels, Ltd. (The)	119,511	86,641
	Hongkong Chinese, Ltd.	136,000	11,605
#Ω	Honma Golf, Ltd.	25,000	11,060
	Hung Hing Printing Group, Ltd.	86,000	11,039
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	340,000	50,949
*	Hypebeast, Ltd.	200,000	19,186
	Hysan Development Co., Ltd.	81,000	258,235
	IGG, Inc.	161,000	174,281
*	Imagi International Holdings, Ltd.	31,500	3,331
	International Housewares Retail Co., Ltd.	59,000	15,567

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	IT, Ltd.	176,000	$24,357
#	ITC Properties Group, Ltd.	124,018	13,465
	Jacobson Pharma Corp., Ltd.	72,000	10,613
	Johnson Electric Holdings, Ltd.	100,875	208,721
	K Wah International Holdings, Ltd.	64,000	30,371
*	Kader Holdings Co., Ltd.	102,000	5,968
	Karrie International Holdings, Ltd.	110,000	14,798
	Kerry Logistics Network, Ltd.	122,500	255,839
	Kerry Properties, Ltd.	113,000	277,249
	Kingmaker Footwear Holdings, Ltd.	42,000	3,904
	Kingston Financial Group, Ltd.	644,000	55,170
	Kowloon Development Co., Ltd.	101,000	98,671
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,126
	Lai Sun Development Co., Ltd.	55,120	47,781
	Landsea Green Properties Co., Ltd.	264,000	22,517
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	343,500	42,628
*	Lerthai Group, Ltd.	20,000	1,397
*	Leyou Technologies Holdings, Ltd.	175,000	73,963
*	Lifestyle International Holdings, Ltd.	104,000	81,684
	Liu Chong Hing Investment, Ltd.	46,000	36,978
	L’Occitane International SA	108,500	198,636
	Luk Fook Holdings International, Ltd.	93,000	227,400
	Lung Kee Bermuda Holdings	24,000	7,494
	Magnificent Hotel Investment, Ltd.	102,000	1,186
	Man Wah Holdings, Ltd.	494,400	690,003
*	Mason Group Holdings, Ltd.	3,999,598	14,017
	Master Glory Group, Ltd.	163,500	1,029
	Ming Fai International Holdings, Ltd.	64,000	5,811
	Miramar Hotel & Investment	47,000	76,661
	Modern Dental Group, Ltd.	72,000	12,200
	MTR Corp., Ltd.	34,420	170,560
	Nameson Holdings, Ltd.	206,000	12,990
	New World Development Co., Ltd.	201,270	960,941
#*	NewOcean Energy Holdings, Ltd.	238,000	21,222
*	OP Financial, Ltd.	108,000	11,615
#	Oriental Watch Holdings	118,000	36,931
*	Oshidori International Holdings, Ltd.	1,002,000	90,581
	Pacific Basin Shipping, Ltd.	1,279,000	186,833
*	Pacific Century Premium Developments, Ltd.	124,200	13,147
	Pacific Textiles Holdings, Ltd.	300,000	171,182
	Paliburg Holdings, Ltd.	58,000	14,819
*	PC Partner Group, Ltd.	60,000	13,291
	PCCW, Ltd.	1,041,797	626,782
	Perfect Shape Medical, Ltd.	88,000	31,647
	Pico Far East Holdings, Ltd.	162,000	23,462
	Playmates Holdings, Ltd.	140,000	15,924
	Polytec Asset Holdings, Ltd.	533,170	44,785
	Power Assets Holdings, Ltd.	59,500	306,407
*	Prada SpA	68,400	270,722
	Public Financial Holdings, Ltd.	104,000	24,210
	PYI Corp., Ltd.	113,600	4,396
	Regal Hotels International Holdings, Ltd.	76,000	30,239
Ω	Regina Miracle International Holdings, Ltd.	87,000	26,976
*	Sa Sa International Holdings, Ltd.	389,388	55,905
*Ω	Samsonite International SA	357,300	364,499
	SAS Dragon Holdings, Ltd.	64,000	21,077
	SEA Holdings, Ltd.	47,706	48,036
*	Shangri-La Asia, Ltd.	256,000	201,429

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Shenwan Hongyuan HK, Ltd.	67,500	$7,497
	Shun Ho Property Investments, Ltd.	1,683	314
	Shun Tak Holdings, Ltd.	394,000	115,642
*	Sing Tao News Corp., Ltd.	118,000	15,433
	Singamas Container Holdings, Ltd.	386,000	16,442
	Sino Land Co., Ltd.	246,188	291,752
	SITC International Holdings Co., Ltd.	364,000	562,254
	SmarTone Telecommunications Holdings, Ltd.	151,500	81,744
*	SOCAM Development, Ltd.	22,875	3,608
	Soundwill Holdings, Ltd.	25,500	22,800
	Stella International Holdings, Ltd.	99,000	101,450
	Sun Hung Kai & Co., Ltd.	139,000	54,079
	Sun Hung Kai Properties, Ltd.	54,696	704,037
	SUNeVision Holdings, Ltd.	106,000	93,032
	Swire Pacific, Ltd., Class A	50,000	228,010
	Swire Pacific, Ltd., Class B	95,000	77,361
	Swire Properties, Ltd.	51,200	137,394
	TAI Cheung Holdings, Ltd.	82,000	48,198
	Tao Heung Holdings, Ltd.	46,000	4,930
	Techtronic Industries Co., Ltd.	109,000	1,468,158
#	Television Broadcasts, Ltd.	73,300	58,891
	Texwinca Holdings, Ltd.	224,000	33,996
	TK Group Holdings, Ltd.	54,000	16,038
#*	TOM Group, Ltd.	124,000	17,438
#*	Town Health International Medical Group, Ltd.	210,998	3,511
	Tradelink Electronic Commerce, Ltd.	164,000	19,054
	Transport International Holdings, Ltd.	56,513	100,495
	Union Medical Healthcare, Ltd.	35,000	19,943
	United Laboratories International Holdings, Ltd. (The)	176,000	151,339
#	Value Partners Group, Ltd.	50,000	21,908
	Vedan International Holdings, Ltd.	124,000	11,515
	Vitasoy International Holdings, Ltd.	124,000	501,568
Ω	VPower Group International Holdings, Ltd.	19,000	6,819
	VSTECS Holdings, Ltd.	196,000	122,851
	VTech Holdings, Ltd.	59,200	392,793
	Wai Kee Holdings, Ltd.	56,000	26,799
	Wang On Group, Ltd.	3,440,000	22,645
Ω	WH Group, Ltd.	1,299,500	1,023,520
	Wharf Holdings, Ltd. (The)	161,000	333,285
	Wharf Real Estate Investment Co., Ltd.	103,000	396,424
	Wing On Co. International, Ltd.	9,000	19,827
	Wing Tai Properties, Ltd.	62,000	28,006
	Wonderful Sky Financial Group Holdings, Ltd.	46,000	3,885
*	Xingye Alloy Materials Group, Ltd.	95,000	11,263
	Xinyi Glass Holdings, Ltd.	514,000	1,128,763
	YT Realty Group, Ltd.	38,309	11,303
	Yue Yuen Industrial Holdings, Ltd.	187,000	304,588
*	Zhaobangji Properties Holdings, Ltd.	176,000	24,779

TOTAL HONG KONG			33,245,547

IRELAND — (1.0%)
*	AIB Group P.L.C.	91,119	103,072
*	Bank of Ireland Group P.L.C.	138,912	344,674
*	Cairn Homes P.L.C.	176,369	161,012
#	CRH P.L.C., Sponsored ADR	137,662	4,838,819
*	Datalex P.L.C.	13,426	6,424
	FBD Holdings P.L.C.	5,285	38,292
	Glanbia P.L.C.	32,025	304,609
	Irish Continental Group P.L.C.	65,808	241,708

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
	Kerry Group P.L.C., Class A	4,678	$559,965
*	Kingspan Group P.L.C.	36,564	3,190,913
*	Permanent TSB Group Holdings P.L.C.	13,273	8,040
	Smurfit Kappa Group P.L.C.	63,274	2,384,107

TOTAL IRELAND			12,181,635

ISRAEL — (0.8%)
#	Adgar Investment and Development, Ltd.	6,846	8,366
*	AFI Properties, Ltd.	2,320	55,677
	Africa Israel Residences, Ltd.	740	19,650
*	Airport City, Ltd.	11,254	121,959
	Alony Hetz Properties & Investments, Ltd.	18,392	184,354
	Alrov Properties and Lodgings, Ltd.	1,668	47,934
	Amot Investments, Ltd.	16,980	77,817
	Arad, Ltd.	1,741	22,928
*	Arko Holdings, Ltd.	57,061	37,174
	Ashtrom Group, Ltd.	4,557	58,150
	Ashtrom Properties, Ltd.	4,209	23,622
	Atreyu Capital Markets, Ltd.	1,315	20,232
*	Avgol Industries 1953, Ltd.	23,344	25,642
*	Azorim-Investment Development & Construction Co., Ltd.	22,077	38,746
	Azrieli Group, Ltd.	784	36,798
	Bank Hapoalim BM	83,925	489,896
	Bank Leumi Le-Israel BM	117,804	555,214
	Bayside Land Corp.	14,900	103,762
*	Bet Shemesh Engines Holdings 1997, Ltd.	331	5,148
*	Bezeq The Israeli Telecommunication Corp., Ltd.	182,440	205,712
	Big Shopping Centers, Ltd.	833	63,014
	Blue Square Real Estate, Ltd.	814	32,945
*	Brack Capital Properties NV	439	33,171
*	Camtek, Ltd.	1,544	28,223
	Carasso Motors, Ltd.	2,525	7,569
*	Cellcom Israel, Ltd.	11,947	46,119
	Cellcom Israel, Ltd.	6,437	24,461
*	Ceragon Networks, Ltd.	7,505	16,586
*	Clal Insurance Enterprises Holdings, Ltd.	9,258	93,490
*	Compugen, Ltd.	2,478	33,363
	Danel Adir Yeoshua, Ltd.	1,077	134,160
	Delek Automotive Systems, Ltd.	9,595	45,818
*	Delek Group, Ltd.	588	10,736
	Delta-Galil Industries, Ltd.	3,106	55,070
	Dor Alon Energy in Israel 1988, Ltd.	2,111	42,749
	Duniec Brothers, Ltd.	455	11,796
*	El Al Israel Airlines	62,551	11,396
	Electra, Ltd.	371	161,208
*	Energix-Renewable Energies, Ltd.	10,003	42,396
*	Enlight Renewable Energy, Ltd.	29,620	55,667
*	Equital, Ltd.	5,972	110,468
	First International Bank Of Israel, Ltd.	10,866	240,206
	FMS Enterprises Migun, Ltd.	330	6,948
	Formula Systems 1985, Ltd.	2,261	178,463
#	Fox Wizel, Ltd.	2,984	230,690
*	Gilat Satellite Networks, Ltd.	2,199	12,913
*	Hadera Paper, Ltd.	470	15,617
*	Hamlet Israel-Canada, Ltd.	477	7,533
*	Harel Insurance Investments & Financial Services, Ltd.	34,538	250,924
	Hilan, Ltd.	2,773	123,013
	ICL Group, Ltd.	81,239	294,723
	IDI Insurance Co., Ltd.	1,400	34,311

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	IES Holdings, Ltd.	544	$23,190
	Inrom Construction Industries, Ltd.	13,747	54,342
	Isracard, Ltd.	3,986	11,245
	Israel Discount Bank, Ltd., Class A	144,689	404,993
	Israel Land Development - Urban Renewal, Ltd.	1,404	9,679
	Isras Investment Co., Ltd.	376	59,650
	Kamada, Ltd.	2,600	18,590
	Kenon Holdings, Ltd.	2,757	66,866
	Kerur Holdings, Ltd.	968	28,036
*	Klil Industries, Ltd.	213	14,656
	Magic Software Enterprises, Ltd.	1,344	17,672
	Malam - Team, Ltd.	164	29,600
	Matrix IT, Ltd.	6,841	156,567
	Maytronics, Ltd.	8,431	128,558
	Mega Or Holdings, Ltd.	3,782	97,621
*	Mehadrin, Ltd.	180	7,206
	Meitav Dash Investments, Ltd.	7,248	28,374
	Melisron, Ltd.	1,602	57,940
	Menora Mivtachim Holdings, Ltd.	7,969	107,326
*	Migdal Insurance & Financial Holdings, Ltd.	104,926	82,301
	Mivne Real Estate KD, Ltd.	30,451	58,234
*	Mivtach Shamir Holdings, Ltd.	1,225	29,590
	Mizrahi Tefahot Bank, Ltd.	18,843	367,442
#*	Naphtha Israel Petroleum Corp., Ltd.	12,979	50,647
	Neto ME Holdings, Ltd.	380	17,431
*	Nice, Ltd.	653	148,511
#*	Nice, Ltd., Sponsored ADR	2,458	561,063
*	Nova Measuring Instruments, Ltd.	4,633	262,955
#	Novolog, Ltd.	24,796	19,824
	Oil Refineries, Ltd.	527,463	94,459
	One Software Technologies, Ltd.	588	51,510
	OPC Energy, Ltd.	8,059	79,683
	Palram Industries 1990, Ltd.	1,581	13,415
*	Partner Communications Co., Ltd.	34,075	133,254
*	Partner Communications Co., Ltd., ADR	1,321	5,086
	Paz Oil Co., Ltd.	2,740	253,316
*	Perion Network, Ltd.	3,683	25,753
*	Phoenix Holdings, Ltd. (The)	33,483	175,508
	Plasson Industries, Ltd.	383	16,490
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,201	78,040
*	Scope Metals Group, Ltd.	1,610	29,119
*	Shapir Engineering and Industry, Ltd.	29,722	200,102
#*	Shikun & Binui, Ltd.	61,820	287,845
	Shufersal, Ltd.	27,713	208,580
#	Strauss Group, Ltd.	5,149	148,374
	Summit Real Estate Holdings, Ltd.	8,694	75,760
*	Suny Cellular Communication, Ltd.	24,074	7,155
	Tadiran Holdings, Ltd.	495	32,599
	Tower Semiconductor, Ltd.	14,875	313,862
*	Tower Semiconductor, Ltd.	5,566	114,159
#	Victory Supermarket Chain, Ltd.	1,493	38,131
#	YH Dimri Construction & Development, Ltd.	1,190	35,316

TOTAL ISRAEL			9,932,152

ITALY — (2.7%)
	A2A SpA	338,403	429,768
	ACEA SpA	15,647	310,653
#*	Aeffe SpA	5,749	4,642
*	Amplifon SpA	24,370	886,037

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
Ω	Anima Holding SpA	55,509	$207,979
#*	Aquafil SpA	2,441	8,971
*	Arnoldo Mondadori Editore SpA	26,239	33,808
	Assicurazioni Generali SpA	66,235	888,491
#*	Atlantia SpA	41,716	640,356
*	Autogrill SpA	25,173	94,357
*	Avio SpA	2,121	30,094
	Azimut Holding SpA	32,545	548,587
*	B&C Speakers SpA	646	5,969
*	Banca Carige SpA	40,876	13
*Ω	Banca Farmafactoring SpA	17,840	82,306
*	Banca Generali SpA	8,183	233,005
*	Banca IFIS SpA	5,863	47,031
	Banca Mediolanum SpA	14,507	99,113
#*	Banca Monte dei Paschi di Siena SpA	18,901	22,819
*	Banca Popolare di Sondrio SCPA	125,701	220,945
#*	Banca Profilo SpA	37,962	8,452
#*Ω	Banca Sistema SpA	9,819	16,208
#*	Banco BPM SpA	373,202	676,054
*	Banco di Desio e della Brianza SpA	6,714	14,685
	BasicNet SpA	5,935	19,835
	Be Shaping The Future SpA	12,564	15,406
#	BF SpA	5,355	22,765
#*	Biesse SpA	2,053	35,480
#*	BPER Banca	257,934	306,461
#*	Brunello Cucinelli SpA	6,450	193,669
	Buzzi Unicem SpA	3,573	50,667
	Buzzi Unicem SpA	15,525	335,927
*	Cairo Communication SpA	17,083	20,132
Ω	Carel Industries SpA	1,939	36,057
	Cementir Holding NV	7,248	46,164
*	Cerved Group SpA	28,334	200,485
*	CIR SpA-Compagnie Industriali	172,644	75,251
*	CNH Industrial NV	223,650	1,734,110
*	Credito Emiliano SpA	25,960	102,282
*	Credito Valtellinese SpA	18,197	130,947
*	d’Amico International Shipping SA	34,823	3,248
	Danieli & C Officine Meccaniche SpA	10,382	93,939
#	Danieli & C Officine Meccaniche SpA	3,400	48,751
	Datalogic SpA	776	8,940
*	De’ Longhi SpA	9,038	289,051
	DeA Capital SpA	29,586	34,608
	DiaSorin SpA	3,572	784,156
*	Elica SpA	4,248	12,611
*	Emak SpA	12,990	12,348
Ω	Enav SpA	13,355	46,341
	Enel SpA	462,497	3,677,083
	Eni SpA	168,488	1,180,266
#	Eni SpA, Sponsored ADR	3,109	43,464
	ERG SpA	9,634	218,183
*	Esprinet SpA	9,762	83,010
	Falck Renewables SpA	25,850	140,179
	Ferrari NV	5,231	933,186
	Ferrari NV	1,916	341,853
*	Fiat Chrysler Automobiles NV	78,991	969,031
#*	Fiat Chrysler Automobiles NV	83,504	1,026,264
#	Fiera Milano SpA	3,369	7,584
*	FinecoBank Banca Fineco SpA	90,530	1,242,965
*	FNM SpA	35,502	19,030

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#*	Freni Brembo SpA	24,492	$254,474
#*	Geox SpA	10,145	5,537
	Gruppo MutuiOnline SpA	3,454	87,040
*	Guala Closures SpA	2,227	16,647
	Hera SpA	161,633	507,709
*	IMA Industria Macchine Automatiche SpA	2,658	209,117
*	IMMSI SpA	64,785	24,918
#Ω	Infrastrutture Wireless Italiane SpA	8,237	88,973
*	Intek Group SpA	60,280	19,913
	Interpump Group SpA	14,749	557,091
*	Intesa Sanpaolo SpA	1,120,898	1,860,807
	Iren SpA	97,914	222,202
	Italgas SpA	85,312	492,995
	Italmobiliare SpA	3,339	107,879
*	IVS Group SA	645	3,128
	La Doria SpA	1,769	25,927
#*	Maire Tecnimont SpA	33,875	45,863
*	MARR SpA	3,426	46,381
Ω	Massimo Zanetti Beverage Group SpA	3,336	19,554
*	Mediaset SpA	130,980	222,704
	Mediobanca Banca di Credito Finanziario SpA	118,400	840,607
*	Moncler SpA	23,775	951,278
	Openjobmetis SpA agenzia per il lavoro	850	4,691
#*Ω	OVS SpA	65,769	59,302
	Piaggio & C SpA	71,436	194,958
*Ω	Pirelli & C SpA	72,434	302,013
Ω	Poste Italiane SpA	25,460	207,847
*	Prima Industrie SpA	595	7,487
	Prysmian SpA	5,690	154,839
Ω	RAI Way SpA	18,777	114,373
	Recordati Industria Chimica e Farmaceutica SpA	13,887	719,966
	Reno de Medici SpA	51,419	55,490
	Reply SpA	3,217	345,624
*	Rizzoli Corriere Della Sera Mediagroup SpA	24,091	12,760
	Sabaf SpA	1,265	17,374
#*	Safilo Group SpA	7,495	4,426
#	Saipem SpA	37,845	66,678
*	Salvatore Ferragamo SpA	9,438	121,748
*	Saras SpA	153,095	78,442
#	Servizi Italia SpA	2,903	6,933
*	Sesa SpA	1,262	118,238
	Snam SpA	176,649	861,355
*	Sogefi SpA	12,614	12,975
	SOL SpA	5,393	70,945
	Tamburi Investment Partners SpA	11,942	74,469
*Ω	Technogym SpA	17,901	133,131
	Telecom Italia SpA	1,877,143	637,614
	Telecom Italia SpA	1,240,179	451,434
	Tenaris SA	6,644	31,705
	Terna Rete Elettrica Nazionale SpA	111,736	754,418
*	Tinexta S.p.A.	3,393	72,908
*	UniCredit SpA	160,139	1,199,345
*Ω	Unieuro SpA	2,496	30,093
*	Unipol Gruppo SpA	105,754	385,744
	UnipolSai Assicurazioni SpA	74,796	173,712
#	Webuild SpA	11,659	12,491
	Zignago Vetro SpA	4,955	71,524

TOTAL ITALY			34,229,868

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (24.2%)
	77 Bank, Ltd. (The)	12,900	$180,401
	A&A Material Corp.	1,500	15,115
	A&D Co., Ltd.	7,100	41,961
	ABC-Mart, Inc.	1,400	71,014
	Abist Co., Ltd.	900	22,944
#	Access Co., Ltd.	4,500	33,613
	Achilles Corp.	3,200	48,294
	Acom Co., Ltd.	13,900	62,467
	Adastria Co., Ltd.	7,780	135,037
	ADEKA Corp.	22,600	292,258
	Ad-sol Nissin Corp.	800	20,073
	Advan Co., Ltd.	2,500	30,358
#	Advance Create Co., Ltd.	700	13,174
#	Advanex, Inc.	500	5,971
	Advantest Corp.	16,200	938,352
	Adventure, Inc.	300	12,599
	Adways, Inc.	6,000	23,314
	Aeon Co., Ltd.	51,565	1,317,405
	Aeon Delight Co., Ltd.	4,200	110,569
	Aeon Fantasy Co., Ltd.	2,600	50,178
	AEON Financial Service Co., Ltd.	25,700	263,216
	Aeon Hokkaido Corp.	4,700	39,675
	Aeon Mall Co., Ltd.	12,100	188,753
	Aeria, Inc.	2,400	10,430
	AFC-HD AMS Life Science Co., Ltd.	2,200	14,403
	AGC, Inc.	20,900	652,622
*	Ahresty Corp.	4,600	13,256
	Ai Holdings Corp.	6,700	117,802
	Aica Kogyo Co., Ltd.	4,300	144,824
	Aichi Bank, Ltd. (The)	2,200	60,206
	Aichi Corp.	10,500	90,915
	Aichi Steel Corp.	2,600	62,583
	Aichi Tokei Denki Co., Ltd.	500	21,194
	Aida Engineering, Ltd.	13,100	100,193
*	Aiful Corp.	71,800	213,110
	Ain Holdings, Inc.	5,300	370,721
	Aiphone Co., Ltd.	3,100	43,426
	Air Water, Inc.	41,100	587,229
	Airport Facilities Co., Ltd.	6,100	25,291
	Aisan Industry Co., Ltd.	10,100	43,290
	Aisin Seiki Co., Ltd.	17,318	524,702
#	Aizawa Securities Co., Ltd.	9,400	62,515
	Ajis Co., Ltd.	1,100	31,293
	Akatsuki Corp.	8,400	20,979
	Akatsuki, Inc.	1,700	75,740
*	Akebono Brake Industry Co., Ltd.	28,700	38,293
	Akita Bank, Ltd. (The)	4,100	55,578
	Albis Co., Ltd.	1,400	33,854
	Alconix Corp.	5,900	83,525
	Alfresa Holdings Corp.	10,000	183,099
	Alinco, Inc.	3,800	31,802
	Alleanza Holdings Co., Ltd.	1,700	22,446
	Alpen Co., Ltd.	5,700	110,836
	Alpha Corp.	1,500	13,602
	Alps Alpine Co., Ltd.	48,708	702,727
	Alps Logistics Co., Ltd.	4,100	31,387
	Altech Corp.	3,630	67,062
	Amada Co., Ltd.	57,000	496,108
	Amano Corp.	8,500	200,059

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Amiyaki Tei Co., Ltd.	600	$16,245
	Amuse, Inc.	600	14,594
*	ANA Holdings, Inc.	5,200	113,416
	Anabuki Kosan, Inc.	1,000	15,189
	Anest Iwata Corp.	3,400	27,222
#	Anritsu Corp.	17,200	376,550
	AOI Electronics Co., Ltd.	900	17,704
#	AOI TYO Holdings, Inc.	8,066	31,066
	AOKI Holdings, Inc.	9,700	42,164
	Aomori Bank, Ltd. (The)	4,600	101,617
#	Aoyama Trading Co., Ltd.	12,200	58,117
	Aoyama Zaisan Networks Co., Ltd.	1,800	28,470
	Aozora Bank, Ltd.	20,500	336,795
	Apaman Co., Ltd.	3,300	17,135
	Arakawa Chemical Industries, Ltd.	4,300	47,644
	Arata Corp.	2,600	126,353
	Araya Industrial Co., Ltd.	800	8,725
	Arcland Sakamoto Co., Ltd.	5,500	105,961
	Arcland Service Holdings Co., Ltd.	2,200	42,183
	Arcs Co., Ltd.	10,300	228,016
	Arealink Co., Ltd.	1,900	16,940
	Argo Graphics, Inc.	1,900	58,446
	Ariake Japan Co., Ltd.	800	51,248
	Arisawa Manufacturing Co., Ltd.	7,900	69,005
	Artnature, Inc.	5,000	28,974
	ArtSpark Holdings, Inc.	1,700	25,669
	As One Corp.	600	86,712
	Asahi Broadcasting Group Holdings Corp.	1,500	9,708
	Asahi Co., Ltd.	3,500	57,818
	Asahi Diamond Industrial Co., Ltd.	13,100	60,113
	Asahi Holdings, Inc.	10,600	345,665
	Asahi Intecc Co., Ltd.	14,400	446,230
	Asahi Kogyosha Co., Ltd.	1,076	28,915
	Asahi Net, Inc.	3,500	31,558
	Asahi Printing Co., Ltd.	1,200	10,786
#	Asahi Yukizai Corp.	3,400	44,014
	Asanuma Corp.	1,700	65,680
	Asax Co., Ltd.	2,400	16,452
	Ashimori Industry Co., Ltd.	1,100	9,462
	Asia Pile Holdings Corp.	6,300	27,446
	Asics Corp.	24,100	301,093
	ASKUL Corp.	3,500	134,422
	Asukanet Co., Ltd.	1,300	13,723
	Ateam, Inc.	1,900	15,273
	Atsugi Co., Ltd.	5,100	25,217
#*	Aucnet, Inc.	1,600	21,271
	Autobacs Seven Co., Ltd.	16,300	208,664
	Avant Corp.	4,800	50,096
#	Avantia Co., Ltd.	2,500	20,399
	Avex, Inc.	10,900	105,299
	Awa Bank, Ltd. (The)	8,600	206,881
	Axell Corp.	1,700	14,152
	Axial Retailing, Inc.	3,400	144,421
	Azbil Corp.	4,000	162,333
	Bandai Namco Holdings, Inc.	11,400	851,977
	Bando Chemical Industries, Ltd.	9,300	50,767
	Bank of Iwate, Ltd. (The)	4,200	94,285
	Bank of Kochi, Ltd. (The)	1,900	13,665
	Bank of Kyoto, Ltd. (The)	9,299	410,686

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Bank of Nagoya, Ltd. (The)	3,399	$84,419
	Bank of Okinawa, Ltd. (The)	6,380	179,065
	Bank of Saga, Ltd. (The)	4,700	57,885
	Bank of the Ryukyus, Ltd.	11,900	98,140
#	Bank of Toyama, Ltd. (The)	1,000	28,432
	Baroque Japan, Ltd.	3,800	23,140
	BayCurrent Consulting, Inc.	4,600	595,195
*	Beaglee, Inc.	1,200	25,194
#	Beenos, Inc.	1,400	21,581
	Belc Co., Ltd.	2,500	153,464
	Bell System24 Holdings, Inc.	8,100	122,253
	Belluna Co., Ltd.	15,900	130,179
	Benefit One, Inc.	6,800	170,168
	Benesse Holdings, Inc.	10,400	245,188
	BeNEXT Group, Inc.	9,100	85,322
#*	Bengo4.com, Inc.	700	92,647
	Bic Camera, Inc.	14,800	163,458
	Biofermin Pharmaceutical Co., Ltd.	700	15,907
	BML, Inc.	4,100	115,269
	Bookoff Group Holdings, Ltd.	3,100	24,324
	Bourbon Corp.	2,500	44,172
	BP Castrol K.K.	2,100	24,340
	Br Holdings Corp.	2,800	21,218
*	BrainPad, Inc.	800	30,581
	Bridgestone Corp.	50,700	1,652,566
#	Broadleaf Co., Ltd.	18,600	97,292
	BRONCO BILLY Co., Ltd.	300	6,477
	Brother Industries, Ltd.	27,200	420,299
	Bull-Dog Sauce Co., Ltd.	2,700	32,570
	Bunka Shutter Co., Ltd.	13,200	103,638
	Business Brain Showa-Ota, Inc.	1,000	15,557
	C Uyemura & Co., Ltd.	600	39,070
	CAC Holdings Corp.	3,200	40,065
	Calbee, Inc.	6,000	184,060
	Can Do Co., Ltd.	1,300	23,837
	Canare Electric Co., Ltd.	1,700	27,659
	Canon Electronics, Inc.	6,700	92,434
	Canon Marketing Japan, Inc.	8,600	183,207
	Canon, Inc.	37,800	657,954
	Capcom Co., Ltd.	14,200	776,620
	Career Design Center Co., Ltd.	1,500	14,021
	Carlit Holdings Co., Ltd.	5,200	25,592
#	Casa, Inc.	2,200	26,054
	Casio Computer Co., Ltd.	21,600	328,151
	Cawachi, Ltd.	3,900	110,616
	Central Automotive Products, Ltd.	1,900	37,010
	Central Glass Co., Ltd.	9,100	195,273
	Central Japan Railway Co.	3,500	423,217
	Central Security Patrols Co., Ltd.	1,800	55,769
#	Central Sports Co., Ltd.	1,400	29,625
#*	Change, Inc.	3,000	229,886
	Charm Care Corp. KK	3,000	32,235
	Chiba Bank, Ltd. (The)	61,900	319,731
	Chiba Kogyo Bank, Ltd. (The)	12,300	26,864
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,800	77,554
	Chino Corp.	1,400	18,226
	Chiyoda Co., Ltd.	4,500	39,596
	Chiyoda Integre Co., Ltd.	2,800	41,313
	Chofu Seisakusho Co., Ltd.	5,500	112,010

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chori Co., Ltd.	2,600	$39,090
	Chubu Electric Power Co., Inc.	16,800	188,190
	Chubu Shiryo Co., Ltd.	6,500	86,318
	Chudenko Corp.	8,500	172,761
	Chuetsu Pulp & Paper Co., Ltd.	1,800	21,103
	Chugai Ro Co., Ltd.	1,400	19,249
	Chugoku Bank, Ltd. (The)	25,700	222,644
	Chugoku Electric Power Co., Inc. (The)	18,400	231,175
	Chugoku Marine Paints, Ltd.	13,000	124,104
	Chukyo Bank, Ltd. (The)	2,900	58,468
	Chuo Spring Co., Ltd.	400	11,245
	Chuo Warehouse Co., Ltd.	2,300	25,710
	CI Takiron Corp.	10,600	67,724
	Citizen Watch Co., Ltd.	71,300	188,896
	CK-San-Etsu Co., Ltd.	700	22,927
	Cleanup Corp.	4,700	21,427
	CMC Corp.	800	14,921
	CMIC Holdings Co., Ltd.	2,400	29,564
	CMK Corp.	12,600	56,385
	Coca-Cola Bottlers Japan Holdings, Inc.	12,656	178,644
	cocokara fine, Inc.	3,400	223,367
	Computer Engineering & Consulting, Ltd.	4,800	68,480
	Computer Institute of Japan, Ltd.	1,600	14,630
	COMSYS Holdings Corp.	6,863	174,393
	Comture Corp.	3,400	86,499
	Concordia Financial Group, Ltd.	95,332	314,696
	CONEXIO Corp.	5,900	71,028
#	Core Corp.	1,000	12,636
	Corona Corp.	3,800	34,239
	Cosel Co., Ltd.	6,600	63,180
	Cosmo Energy Holdings Co., Ltd.	16,900	247,384
	Cosmos Initia Co., Ltd.	2,100	8,382
	Cosmos Pharmaceutical Corp.	2,200	373,647
	Cota Co., Ltd.	1,936	24,250
	Create Medic Co., Ltd.	2,200	21,074
#*	Create Restaurants Holdings, Inc.	15,600	81,638
	Create SD Holdings Co., Ltd.	4,500	145,125
	Credit Saison Co., Ltd.	33,200	358,884
	Creek & River Co., Ltd.	1,300	12,450
	Cresco, Ltd.	4,200	48,417
	CTI Engineering Co., Ltd.	3,300	60,333
	CTS Co., Ltd.	4,000	34,978
	Curves Holdings Co., Ltd.	7,400	45,466
	CyberAgent, Inc.	8,300	522,056
	Cybozu, Inc.	3,300	95,225
	Dai Nippon Toryo Co., Ltd.	5,000	46,475
	Daibiru Corp.	6,400	72,472
	Daicel Corp.	63,200	451,036
	Dai-Dan Co., Ltd.	3,700	90,686
	Daido Kogyo Co., Ltd.	2,100	12,114
	Daido Metal Co., Ltd.	12,400	60,115
	Daido Steel Co., Ltd.	7,200	235,802
	Daidoh, Ltd.	4,900	9,145
	Daifuku Co., Ltd.	8,600	886,813
	Daihatsu Diesel Manufacturing Co., Ltd.	4,800	18,498
	Daihen Corp.	5,000	193,365
	Daiho Corp.	3,400	109,245
	Dai-Ichi Cutter Kogyo K.K.	1,000	20,531
	Daiichi Jitsugyo Co., Ltd.	2,500	88,978

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiichi Kensetsu Corp.	1,900	$32,571
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,600	36,721
	Dai-ichi Life Holdings, Inc.	38,600	576,507
	Daiichikosho Co., Ltd.	8,700	297,688
	Daiken Corp.	3,000	56,189
	Daiken Medical Co., Ltd.	2,300	11,429
	Daiki Aluminium Industry Co., Ltd.	7,200	44,541
	Daikin Industries, Ltd.	10,100	1,890,046
	Daikokutenbussan Co., Ltd.	2,400	130,569
	Daikyonishikawa Corp.	11,800	65,407
	Dainichi Co., Ltd.	2,000	14,275
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,800	78,792
	Daio Paper Corp.	18,600	268,921
	Daiohs Corp.	1,500	13,462
	Daiseki Co., Ltd.	2,500	63,640
	Daiseki Eco. Solution Co., Ltd.	1,120	7,337
	Daishi Hokuetsu Financial Group, Inc.	9,200	176,694
	Daishinku Corp.	1,900	38,836
	Daisue Construction Co., Ltd.	1,600	12,488
	Daito Bank, Ltd. (The)	1,500	8,515
	Daito Pharmaceutical Co., Ltd.	3,000	114,606
	Daito Trust Construction Co., Ltd.	6,200	563,984
	Daitron Co., Ltd.	2,500	35,344
	Daiwa House Industry Co., Ltd.	58,300	1,531,818
	Daiwa Industries, Ltd.	9,100	81,711
	Daiwa Securities Group, Inc.	119,504	484,208
	Daiwabo Holdings Co., Ltd.	5,500	360,053
	DCM Holdings Co., Ltd.	29,500	365,525
#	Dear Life Co., Ltd.	3,800	13,730
	DeNA Co., Ltd.	20,900	356,598
	Denka Co., Ltd.	22,100	680,851
	Densan System Co., Ltd.	1,800	59,818
	Denso Corp.	15,900	740,885
	Dentsu Group, Inc.	22,300	642,865
	Denyo Co., Ltd.	4,200	93,767
	Dexerials Corp.	14,400	164,737
	DIC Corp.	22,200	540,477
	Digital Arts, Inc.	1,900	134,273
	Digital Garage, Inc.	2,000	71,110
	Digital Hearts Holdings Co., Ltd.	1,600	15,156
	Digital Information Technologies Corp.	1,000	12,791
	Dip Corp.	6,500	124,887
	Disco Corp.	800	215,927
	DKK Co., Ltd.	2,300	57,200
#	DKS Co., Ltd.	1,900	78,506
#	DMG Mori Co., Ltd.	29,400	393,091
	Doshisha Co., Ltd.	7,500	138,002
#	Double Standard, Inc.	800	35,110
	Doutor Nichires Holdings Co., Ltd.	8,000	112,303
	Dowa Holdings Co., Ltd.	13,500	386,354
*	Dream Incubator, Inc.	1,400	19,620
	DTS Corp.	6,100	118,639
	Duskin Co., Ltd.	9,000	229,738
	Dvx, Inc.	1,700	16,713
	DyDo Group Holdings, Inc.	2,600	134,530
	Dynic Corp.	1,100	8,199
	Eagle Industry Co., Ltd.	7,800	62,052
	Earth Corp.	1,200	76,226
	Ebara Corp.	19,300	536,472

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ebara Foods Industry, Inc.	1,600	$35,072
	Ebara Jitsugyo Co., Ltd.	1,200	36,517
	Eco’s Co., Ltd.	2,100	44,806
#	EDION Corp.	17,700	174,341
	EF-ON, Inc.	6,039	45,207
	eGuarantee, Inc.	3,600	80,174
*	E-Guardian, Inc.	1,200	36,354
	Ehime Bank, Ltd. (The)	8,700	93,251
	Eidai Co., Ltd.	6,000	17,306
	Eiken Chemical Co., Ltd.	3,000	57,394
	Eizo Corp.	3,600	135,881
	Elan Corp.	2,000	45,277
	Elecom Co., Ltd.	3,300	165,265
	Electric Power Development Co., Ltd.	8,300	112,172
	Elematec Corp.	4,200	38,480
	EM Systems Co., Ltd.	2,800	21,113
	Endo Lighting Corp.	3,700	21,175
	ENEOS Holdings, Inc.	212,150	715,855
	Enigmo, Inc.	4,600	61,675
	en-japan, Inc.	7,000	153,899
	Enomoto Co., Ltd.	600	6,032
	Enplas Corp.	1,900	41,605
	Enshu, Ltd.	1,300	11,510
	EPS Holdings, Inc.	5,100	46,202
#	eRex Co., Ltd.	5,300	59,379
	ES-Con Japan, Ltd.	14,300	116,181
	Escrow Agent Japan, Inc.	5,500	16,230
	Eslead Corp.	2,600	32,824
	ESPEC Corp.	2,500	40,444
	Exedy Corp.	7,300	92,031
	Ezaki Glico Co., Ltd.	4,900	203,230
	Faith, Inc.	1,900	16,188
	FALCO HOLDINGS Co., Ltd.	1,900	27,405
	FAN Communications, Inc.	9,600	42,991
	Fancl Corp.	8,300	261,541
	FANUC Corp.	1,800	380,204
	Fast Retailing Co., Ltd.	2,200	1,534,592
	FCC Co., Ltd.	10,100	193,813
*	FDK Corp.	1,200	10,221
	Feed One Co., Ltd.	7,600	66,197
	Felissimo Corp.	1,000	12,040
	Fenwal Controls of Japan, Ltd.	1,200	17,092
	Ferrotec Holdings Corp.	11,300	109,172
#*	FFRI Security, Inc.	700	19,146
	FIDEA Holdings Co., Ltd.	47,700	46,261
	Financial Products Group Co., Ltd.	17,400	75,661
	FINDEX, Inc.	1,800	22,094
	First Bank of Toyama, Ltd. (The)	13,200	35,432
*	First Brothers Co., Ltd.	1,700	15,329
#	First Juken Co., Ltd.	2,200	20,749
#	First-corp, Inc.	1,400	9,596
#	Fixstars Corp.	4,900	46,325
	FJ Next Co., Ltd.	3,700	32,551
#	Forval Corp.	1,100	10,351
	Foster Electric Co., Ltd.	7,000	80,529
	FP Corp.	8,600	342,982
	France Bed Holdings Co., Ltd.	5,400	43,576
	Freebit Co., Ltd.	2,300	18,857
	F-Tech, Inc.	4,000	19,443

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	FTGroup Co., Ltd.	1,000	$13,066
	Fudo Tetra Corp.	4,390	61,500
	Fuji Co., Ltd.	5,400	99,978
	Fuji Corp.	15,300	307,591
	Fuji Corp.	1,800	35,797
	Fuji Corp., Ltd.	7,000	35,895
	Fuji Die Co., Ltd.	1,600	9,535
	Fuji Electric Co., Ltd.	16,800	509,426
	Fuji Furukawa Engineering & Construction Co., Ltd.	600	11,944
	Fuji Kyuko Co., Ltd.	4,299	184,412
	Fuji Media Holdings, Inc.	8,600	82,710
*	Fuji Oil Co., Ltd.	12,400	21,816
	Fuji Oil Holdings, Inc.	8,600	272,118
	Fuji Seal International, Inc.	10,100	188,656
#	Fuji Soft, Inc.	4,700	251,382
	Fujibo Holdings, Inc.	2,100	72,993
	Fujicco Co., Ltd.	2,400	45,998
#	Fujikura Composites, Inc.	4,800	15,579
	Fujikura Kasei Co., Ltd.	5,000	22,682
	Fujikura, Ltd.	68,300	181,026
	Fujimori Kogyo Co., Ltd.	3,900	159,770
	Fujio Food Group, Inc.	1,400	18,579
	Fujisash Co., Ltd.	13,200	10,258
	Fujita Kanko, Inc.	800	11,601
	Fujitec Co., Ltd.	6,800	148,175
	Fujitsu General, Ltd.	5,900	163,761
	Fujitsu, Ltd.	10,300	1,218,640
	Fujiya Co., Ltd.	1,000	22,233
	FuKoKu Co., Ltd.	2,600	16,231
	Fukuda Corp.	1,600	76,549
	Fukuda Denshi Co., Ltd.	700	47,323
	Fukui Bank, Ltd. (The)	5,600	100,165
	Fukui Computer Holdings, Inc.	700	21,450
	Fukuoka Financial Group, Inc.	29,228	488,907
#	Fukushima Bank, Ltd. (The)	6,100	12,965
	Fukushima Galilei Co., Ltd.	2,000	74,846
	Fukuyama Transporting Co., Ltd.	5,700	238,898
	FULLCAST Holdings Co., Ltd.	4,700	69,834
*	Funai Electric Co., Ltd.	6,100	25,460
	Funai Soken Holdings, Inc.	5,580	120,703
#	Furukawa Battery Co., Ltd. (The)	4,000	41,031
	Furukawa Co., Ltd.	7,400	76,539
	Furukawa Electric Co., Ltd.	18,300	458,604
	Furuno Electric Co., Ltd.	7,300	81,455
	Furusato Industries, Ltd.	2,200	27,797
	Furuya Metal Co., Ltd.	600	34,067
	Furyu Corp.	5,800	69,775
	Fuso Chemical Co., Ltd.	5,800	198,125
	Fuso Pharmaceutical Industries, Ltd.	1,700	42,902
	Futaba Corp.	9,100	77,492
	Futaba Industrial Co., Ltd.	15,900	80,269
	Future Corp.	4,600	78,742
	Fuyo General Lease Co., Ltd.	5,500	315,799
	G-7 Holdings, Inc.	4,200	96,485
	Gakken Holdings Co., Ltd.	3,200	43,227
	Gakkyusha Co., Ltd.	1,500	15,286
	GCA Corp.	7,600	47,581
	Gecoss Corp.	3,900	34,031
	Genki Sushi Co., Ltd.	700	15,086

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Genky DrugStores Co., Ltd.	2,000	$82,364
	Geo Holdings Corp.	9,700	144,325
	Geostr Corp.	5,000	16,218
	Gfoot Co., Ltd.	2,000	8,635
	Giken, Ltd.	2,900	102,712
	GL Sciences, Inc.	1,400	37,372
	GLOBERIDE, Inc.	3,200	104,802
	Glory, Ltd.	11,400	240,294
	Glosel Co., Ltd.	4,100	15,796
	GMO Financial Holdings, Inc.	10,400	59,794
	GMO GlobalSign Holdings K.K.	600	63,267
	GMO internet, Inc.	12,100	322,734
	GMO Payment Gateway, Inc.	3,600	441,102
	Godo Steel, Ltd.	3,000	54,910
	Goldcrest Co., Ltd.	5,400	68,998
	Goldwin, Inc.	3,000	223,776
	Grace Technology, Inc.	1,300	70,846
	Grandy House Corp.	3,100	10,308
	Gree, Inc.	35,300	184,072
	Greens Co., Ltd.	1,100	4,768
	GS Yuasa Corp.	18,899	329,875
	GSI Creos Corp.	1,500	26,082
	G-Tekt Corp.	6,700	75,492
	Gun-Ei Chemical Industry Co., Ltd.	1,000	23,202
	GungHo Online Entertainment, Inc.	10,370	257,664
	Gunma Bank, Ltd. (The)	74,700	236,989
	H.U. Group Holdings, Inc.	14,000	356,192
	H2O Retailing Corp.	24,860	163,345
#	HABA Laboratories, Inc.	500	19,861
	Hachijuni Bank, Ltd. (The)	64,100	236,726
#	Hagihara Industries, Inc.	3,400	48,482
	Hagiwara Electric Holdings Co., Ltd.	1,800	37,160
	Hakudo Co., Ltd.	1,900	23,964
	Hakuhodo DY Holdings, Inc.	27,300	347,834
	Hakuto Co., Ltd.	3,600	37,875
#	Hakuyosha Co., Ltd.	400	8,780
	Halows Co., Ltd.	2,300	72,254
	Hamakyorex Co., Ltd.	4,500	127,675
	Hamamatsu Photonics KK	2,400	120,767
	Handsman Co., Ltd.	800	13,342
	Hankyu Hanshin Holdings, Inc.	17,400	531,280
	Hanwa Co., Ltd.	8,700	168,673
	Happinet Corp.	4,100	54,895
	Hard Off Corp. Co., Ltd.	1,400	8,836
#	Harima Chemicals Group, Inc.	3,800	39,222
	Haruyama Holdings, Inc.	2,200	13,943
	Haseko Corp.	70,600	846,433
#	Hashimoto Sogyo Holdings Co., Ltd.	800	18,205
	Hayashikane Sangyo Co., Ltd.	1,800	9,771
	Hazama Ando Corp.	46,500	288,887
	Heiwa Real Estate Co., Ltd.	6,400	186,845
	Heiwado Co., Ltd.	9,000	182,740
	Hibino Corp.	900	10,188
	Hibiya Engineering, Ltd.	4,400	71,117
	Hiday Hidaka Corp.	3,829	62,406
	Hikari Tsushin, Inc.	1,800	422,180
#	HI-LEX Corp.	5,900	62,335
	Himaraya Co., Ltd.	1,200	9,806
	Hino Motors, Ltd.	67,100	514,102

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Hinokiya Group Co., Ltd.	41	$801
	Hioki EE Corp.	900	31,734
	Hirakawa Hewtech Corp.	2,600	26,046
#*	Hiramatsu, Inc.	9,300	16,396
#	Hirano Tecseed Co., Ltd.	1,800	26,798
	Hirata Corp.	300	18,672
	Hirogin Holdings, Inc.	57,000	310,230
	Hirose Electric Co., Ltd.	1,700	237,294
	Hirose Tusyo, Inc.	900	17,261
	Hiroshima Gas Co., Ltd.	7,500	25,872
#*	HIS Co., Ltd.	9,700	130,806
	Hisaka Works, Ltd.	5,000	42,253
	Hisamitsu Pharmaceutical Co., Inc.	1,400	66,968
	Hitachi Capital Corp.	19,700	416,637
	Hitachi Metals, Ltd.	16,200	214,833
	Hitachi Transport System, Ltd.	7,600	240,911
	Hitachi Zosen Corp.	43,000	173,173
	Hito Communications Holdings, Inc.	1,100	14,291
	Hochiki Corp.	3,600	41,909
	Hodogaya Chemical Co., Ltd.	1,400	62,274
	Hokkaido Coca-Cola Bottling Co., Ltd.	900	34,501
	Hokkaido Electric Power Co., Inc.	29,100	112,790
	Hokkaido Gas Co., Ltd.	2,000	28,548
	Hokkan Holdings, Ltd.	2,500	32,019
	Hokko Chemical Industry Co., Ltd.	6,000	57,131
	Hokkoku Bank, Ltd. (The)	5,400	153,667
	Hokuetsu Corp.	34,700	114,624
	Hokuetsu Industries Co., Ltd.	6,000	58,159
	Hokuhoku Financial Group, Inc.	31,800	301,762
#	Hokuriku Electric Industry Co., Ltd.	1,000	8,999
	Hokuriku Electric Power Co.	25,500	181,867
	Hokuriku Electrical Construction Co., Ltd.	2,900	31,804
	Hokuto Corp.	5,800	121,983
	Honda Motor Co., Ltd.	102,000	2,412,599
	Honda Tsushin Kogyo Co., Ltd.	4,400	19,347
	H-One Co., Ltd.	5,000	27,397
	Honeys Holdings Co., Ltd.	4,450	41,295
	Honshu Chemical Industry Co., Ltd.	1,000	11,867
	Hoosiers Holdings	9,100	57,970
	Horiba, Ltd.	5,600	275,472
	Hoshizaki Corp.	2,000	159,718
	Hosiden Corp.	13,000	115,250
	Hosokawa Micron Corp.	1,800	90,295
#	Hotland Co., Ltd.	3,400	39,418
	House Foods Group, Inc.	6,200	205,238
	Howa Machinery, Ltd.	3,900	29,695
	Hoya Corp.	14,600	1,647,711
	Hulic Co., Ltd.	43,169	399,870
	Hyakugo Bank, Ltd. (The)	59,200	181,290
	Hyakujushi Bank, Ltd. (The)	6,400	101,906
#*	I K K, Inc.	2,100	13,166
	Ibiden Co., Ltd.	9,900	403,657
#	IBJ, Inc.	2,700	24,114
	Ichibanya Co., Ltd.	1,700	86,242
	Ichigo, Inc.	74,000	209,764
	Ichiken Co., Ltd.	1,200	18,568
	Ichikoh Industries, Ltd.	11,300	49,297
	Ichimasa Kamaboko Co., Ltd.	1,500	14,961
	Ichinen Holdings Co., Ltd.	5,400	62,565

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ichiyoshi Securities Co., Ltd.	10,100	$40,391
	Icom, Inc.	1,900	49,516
#	ID Holdings Corp.	1,700	21,980
#	IDEA Consultants, Inc.	1,200	21,124
	Idec Corp.	6,300	108,798
	Idemitsu Kosan Co., Ltd.	22,305	451,096
	IDOM, Inc.	19,900	108,918
	Ihara Science Corp.	2,000	31,717
	IHI Corp.	37,000	448,097
	Iida Group Holdings Co., Ltd.	12,740	230,494
	Iino Kaiun Kaisha, Ltd.	18,800	64,725
	IJTT Co., Ltd.	7,800	35,012
	Ikegami Tsushinki Co., Ltd.	1,400	10,757
#	Imagica Group, Inc.	3,000	10,906
	Imasen Electric Industrial	3,600	20,187
	Inaba Denki Sangyo Co., Ltd.	1,000	24,073
	Inaba Seisakusho Co., Ltd.	2,800	35,795
	Inabata & Co., Ltd.	12,000	139,210
	Ines Corp.	3,800	54,257
#	I-Net Corp.	3,730	53,916
	Infocom Corp.	4,800	173,873
	Infomart Corp.	35,400	292,759
	Information Services International-Dentsu, Ltd.	2,600	163,272
	Innotech Corp.	4,100	37,016
	Inpex Corp.	211,900	1,004,914
	Insource Co., Ltd.	2,775	72,663
	Intage Holdings, Inc.	7,700	70,660
#	Inter Action Corp.	1,800	30,122
	Internet Initiative Japan, Inc.	8,500	380,294
	I-O Data Device, Inc.	2,600	25,095
	I-PEX, Inc.	3,800	67,598
	IR Japan Holdings, Ltd.	1,500	166,075
	Iriso Electronics Co., Ltd.	3,700	140,875
	I’rom Group Co., Ltd.	1,200	20,144
	Ise Chemicals Corp.	400	11,133
	Iseki & Co., Ltd.	6,600	85,052
	Isetan Mitsukoshi Holdings, Ltd.	57,800	281,494
	Ishihara Chemical Co., Ltd.	1,700	34,108
	Ishihara Sangyo Kaisha, Ltd.	8,500	55,207
	Ishizuka Glass Co., Ltd.	1,000	17,691
	Isolite Insulating Products Co., Ltd.	2,800	12,354
	Isuzu Motors, Ltd.	58,000	470,583
	Itfor, Inc.	4,500	36,429
	Ito En, Ltd.	5,000	316,666
	ITOCHU Corp.	91,400	2,195,291
	Itochu Enex Co., Ltd.	13,900	130,762
	Itochu Techno-Solutions Corp.	7,200	244,277
	Itoham Yonekyu Holdings, Inc.	40,700	272,488
	Itoki Corp.	9,400	30,559
*	Itokuro, Inc.	1,000	14,280
	IwaiCosmo Holdings, Inc.	5,600	68,230
	Iwaki & Co., Ltd.	6,000	29,060
	Iwasaki Electric Co., Ltd.	2,000	25,732
	Iwatani Corp.	11,500	521,784
*	Iwatsu Electric Co., Ltd.	2,900	23,288
	Iwatsuka Confectionery Co., Ltd.	900	31,500
	Iyo Bank, Ltd. (The)	54,500	342,037
	Izumi Co., Ltd.	8,900	301,832
	J Front Retailing Co., Ltd.	42,200	321,573

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	J Trust Co., Ltd.	17,200	$36,576
	JAC Recruitment Co., Ltd.	2,600	31,127
	Jaccs Co., Ltd.	6,700	117,006
	Jafco Group Co., Ltd.	8,000	361,808
	Jalux, Inc.	1,000	13,410
	Jamco Corp.	2,300	12,971
	Janome Sewing Machine Co., Ltd.	7,199	39,432
*	Japan Airlines Co., Ltd.	22,200	387,741
#	Japan Airport Terminal Co., Ltd.	3,100	134,637
#	Japan Asia Group, Ltd.	7,100	23,190
*	Japan Asia Investment Co., Ltd.	2,700	5,354
*	Japan Asset Marketing Co., Ltd.	10,100	10,806
	Japan Aviation Electronics Industry, Ltd.	15,000	206,572
	Japan Best Rescue System Co., Ltd.	2,300	21,994
#*	Japan Display, Inc.	142,900	69,994
	Japan Electronic Materials Corp.	2,700	44,537
	Japan Elevator Service Holdings Co., Ltd.	1,900	73,028
	Japan Exchange Group, Inc.	43,100	1,052,210
	Japan Foundation Engineering Co., Ltd.	6,500	26,578
#	Japan Investment Adviser Co., Ltd.	2,100	25,228
	Japan Lifeline Co., Ltd.	10,100	130,332
	Japan Material Co., Ltd.	10,600	136,971
	Japan Oil Transportation Co., Ltd.	700	17,119
	Japan Petroleum Exploration Co., Ltd.	5,500	86,965
#	Japan Property Management Center Co., Ltd.	3,600	46,466
	Japan Pulp & Paper Co., Ltd.	3,100	108,232
	Japan Securities Finance Co., Ltd.	27,400	129,067
	Japan Steel Works, Ltd. (The)	18,200	389,086
	Japan Transcity Corp.	8,700	40,632
	Japan Wool Textile Co., Ltd. (The)	14,300	138,912
	Jastec Co., Ltd.	1,400	19,070
	JBCC Holdings, Inc.	1,700	24,656
	JCR Pharmaceuticals Co., Ltd.	2,800	72,509
	JCU Corp.	8,700	273,252
	Jeol, Ltd.	9,300	296,412
*	JFE Holdings, Inc.	39,400	276,831
	JGC Holdings Corp.	36,000	296,005
*	JIG-SAW, Inc.	300	20,590
	Jimoto Holdings, Inc.	4,650	41,266
	JINS Holdings, Inc.	2,500	181,186
#	JK Holdings Co., Ltd.	3,200	23,852
	JM Holdings Co., Ltd.	2,300	52,316
	JMS Co., Ltd.	5,000	40,753
#	Joban Kosan Co., Ltd.	1,900	25,965
	J-Oil Mills, Inc.	2,700	95,372
	Joshin Denki Co., Ltd.	4,600	114,080
	JP-Holdings, Inc.	7,900	22,603
	JSB Co., Ltd.	600	17,022
	JSP Corp.	3,300	46,978
	JTEKT Corp.	55,600	443,062
	Juki Corp.	9,000	38,149
	Juroku Bank, Ltd. (The)	7,700	141,240
	Justsystems Corp.	4,400	287,776
	JVCKenwood Corp.	45,500	61,560
	K&O Energy Group, Inc.	4,700	64,728
	Kadokawa Corp.	4,885	148,569
	Kadoya Sesame Mills, Inc.	400	14,828
	Kaga Electronics Co., Ltd.	4,200	81,215
	Kagome Co., Ltd.	6,200	212,360

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kajima Corp.	47,800	$510,763
	Kakaku.com, Inc.	12,100	319,772
	Kakiyasu Honten Co., Ltd.	2,400	57,059
	Kameda Seika Co., Ltd.	2,100	95,089
	Kamei Corp.	6,100	61,612
	Kamigumi Co., Ltd.	17,900	320,247
	Kanaden Corp.	4,800	64,013
	Kanagawa Chuo Kotsu Co., Ltd.	1,800	66,255
	Kanamic Network Co., Ltd.	6,700	50,820
#	Kanamoto Co., Ltd.	9,800	202,172
	Kandenko Co., Ltd.	25,600	192,110
	Kaneko Seeds Co., Ltd.	2,900	42,025
	Kanematsu Corp.	20,400	241,890
#	Kanematsu Electronics, Ltd.	1,800	72,764
	Kansai Electric Power Co., Inc. (The)	27,200	247,530
	Kansai Mirai Financial Group, Inc.	26,523	96,677
	Kansai Paint Co., Ltd.	7,500	193,366
	Kansai Super Market, Ltd.	3,400	39,063
	Kanto Denka Kogyo Co., Ltd.	11,500	77,603
	Kao Corp.	18,700	1,331,415
	Kasai Kogyo Co., Ltd.	7,000	23,238
	Katakura & Co-op Agri Corp.	700	8,247
	Katakura Industries Co., Ltd.	6,600	72,951
	Katitas Co., Ltd.	500	14,185
	Kato Works Co., Ltd.	2,500	24,287
	KAWADA TECHNOLOGIES, Inc.	700	29,222
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,400	32,902
*	Kawasaki Heavy Industries, Ltd.	36,600	437,266
#*	Kawasaki Kisen Kaisha, Ltd.	14,500	177,189
	KDDI Corp.	140,500	3,801,226
	KeePer Technical Laboratory Co., Ltd.	1,800	25,556
	Keihan Holdings Co., Ltd.	13,400	509,069
	Keihanshin Building Co., Ltd.	4,200	76,174
	Keihin Co., Ltd.	900	11,605
	Keikyu Corp.	16,500	230,742
	Keio Corp.	4,500	261,527
	Keisei Electric Railway Co., Ltd.	6,300	176,237
	Keiyo Bank, Ltd. (The)	28,100	126,538
	Keiyo Co., Ltd.	6,600	50,029
	KEL Corp.	1,000	8,029
	Kenedix, Inc.	49,300	255,476
	Kenko Mayonnaise Co., Ltd.	2,600	43,808
	Kewpie Corp.	13,000	266,057
	Keyence Corp.	2,000	907,645
	KFC Holdings Japan, Ltd.	2,700	64,606
	KFC, Ltd.	800	15,697
	KH Neochem Co., Ltd.	8,400	196,563
	Kimoto Co., Ltd.	4,300	6,887
	Kimura Chemical Plants Co., Ltd.	5,400	21,940
	Kimura Unity Co., Ltd.	1,200	11,791
	Kinden Corp.	19,200	301,053
	King Co., Ltd.	3,600	18,496
#*	Kinki Sharyo Co., Ltd. (The)	1,300	16,139
	Kintetsu Department Store Co., Ltd.	1,800	55,106
	Kintetsu Group Holdings Co., Ltd.	7,500	299,666
	Kintetsu World Express, Inc.	11,300	240,216
	Kirindo Holdings Co., Ltd.	1,900	63,528
#	Kissei Pharmaceutical Co., Ltd.	8,000	157,432
	Ki-Star Real Estate Co., Ltd.	3,100	76,842

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kitagawa Corp.	2,400	$29,695
	Kita-Nippon Bank, Ltd. (The)	1,700	30,996
	Kitano Construction Corp.	1,000	24,244
#	Kitanotatsujin Corp.	4,600	21,431
	Kito Corp.	7,900	97,406
	Kitz Corp.	20,200	109,320
	Kiyo Bank, Ltd. (The)	16,100	240,577
*	KLab, Inc.	4,100	33,010
	Koa Corp.	7,100	88,121
	Koatsu Gas Kogyo Co., Ltd.	6,900	50,568
	Kobayashi Pharmaceutical Co., Ltd.	1,400	136,424
#	Kobe Bussan Co., Ltd.	16,400	461,415
#*	Kobe Electric Railway Co., Ltd.	1,300	44,658
*	Kobe Steel, Ltd.	85,000	331,875
	Kobelco Eco-Solutions Co., Ltd.	1,200	24,015
	Koei Tecmo Holdings Co., Ltd.	800	39,085
	Kohnan Shoji Co., Ltd.	7,300	249,265
	Kohsoku Corp.	2,000	28,234
	Koito Manufacturing Co., Ltd.	12,700	612,442
	Kojima Co., Ltd.	5,800	38,426
	Kokuyo Co., Ltd.	23,600	320,669
	KOMAIHALTEC, Inc.	500	6,816
#	Komatsu Matere Co., Ltd.	7,000	56,784
	Komatsu Wall Industry Co., Ltd.	2,000	32,512
	Komatsu, Ltd.	40,500	913,091
	KOMEDA Holdings Co., Ltd.	9,900	174,978
	Komehyo Holdings Co., Ltd.	2,300	15,760
	Komeri Co., Ltd.	8,400	247,312
	Komori Corp.	11,900	76,406
	Konaka Co., Ltd.	5,700	14,289
	Konami Holdings Corp.	6,000	234,830
#	Kondotec, Inc.	4,900	47,329
	Konica Minolta, Inc.	96,100	244,841
	Konishi Co., Ltd.	6,000	87,253
	Konoike Transport Co., Ltd.	6,500	67,954
	Konoshima Chemical Co., Ltd.	700	6,702
*	Kosaido Co., Ltd.	2,900	16,975
	Kose Corp.	2,800	356,931
#	Koshidaka Holdings Co., Ltd.	13,400	50,127
	Kotobuki Spirits Co., Ltd.	3,400	157,653
	Kourakuen Holdings Corp.	1,800	28,050
	Krosaki Harima Corp.	1,400	37,942
	KRS Corp.	1,500	23,579
	K’s Holdings Corp.	29,800	380,572
	KU Holdings Co., Ltd.	3,800	28,137
	Kubota Corp.	36,700	637,775
	Kumagai Gumi Co., Ltd.	10,000	231,131
#	Kumiai Chemical Industry Co., Ltd.	6,410	61,625
	Kunimine Industries Co., Ltd.	2,600	26,201
	Kura Sushi, Inc.	1,300	78,405
	Kurabo Industries, Ltd.	3,100	55,806
	Kuraray Co., Ltd.	61,300	566,962
	Kureha Corp.	4,500	191,027
	Kurimoto, Ltd.	2,100	37,051
	Kurita Water Industries, Ltd.	14,600	434,404
	Kuriyama Holdings Corp.	2,000	10,853
	Kushikatsu Tanaka Holdings Co.	400	6,618
	Kusuri no Aoki Holdings Co., Ltd.	1,900	151,669
*	KYB Corp.	5,400	111,656

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyocera Corp.	11,300	$622,319
	Kyoden Co., Ltd.	6,700	19,138
	Kyodo Printing Co., Ltd.	2,100	49,257
	Kyoei Steel, Ltd.	5,500	69,247
	Kyokuto Boeki Kaisha, Ltd.	1,500	19,133
	Kyokuto Kaihatsu Kogyo Co., Ltd.	7,500	92,523
	Kyokuto Securities Co., Ltd.	5,500	35,680
	Kyokuyo Co., Ltd.	3,000	78,404
#	KYORIN Holdings, Inc.	10,100	182,651
	Kyoritsu Maintenance Co., Ltd.	6,480	231,855
	Kyoritsu Printing Co., Ltd.	7,400	8,935
	Kyosan Electric Manufacturing Co., Ltd.	10,000	39,693
	Kyowa Electronic Instruments Co., Ltd.	5,000	20,518
	Kyowa Exeo Corp.	11,919	274,815
	Kyowa Kirin Co., Ltd.	1,500	37,250
	Kyowa Leather Cloth Co., Ltd.	3,800	22,725
	Kyudenko Corp.	6,800	185,580
	Kyushu Electric Power Co., Inc.	16,900	141,680
	Kyushu Financial Group, Inc.	88,550	414,196
	Kyushu Leasing Service Co., Ltd.	2,100	11,862
#	LAC Co., Ltd.	1,800	21,058
	Lacto Japan Co., Ltd.	1,200	36,681
*	LAND Co., Ltd.	128,800	11,028
	Lasertec Corp.	11,600	1,004,801
	Lawson, Inc.	4,700	215,944
	LEC, Inc.	5,400	76,262
	Life Corp.	5,200	182,881
*	LIFULL Co., Ltd.	13,600	51,124
	Like Co., Ltd.	1,100	22,489
	Linical Co., Ltd.	2,200	15,601
#	Link And Motivation, Inc.	4,700	17,815
	Lintec Corp.	9,000	199,510
	Lion Corp.	8,600	175,366
*	Litalico, Inc.	2,100	55,417
	LIXIL Group Corp.	27,200	590,627
	Lonseal Corp.	800	12,541
	Look Holdings, Inc.	2,000	18,327
*	M&A Capital Partners Co., Ltd.	2,400	108,619
	M3, Inc.	22,500	1,519,554
	Mabuchi Motor Co., Ltd.	6,100	251,495
	Macnica Fuji Electronics Holdings, Inc.	13,650	244,112
	Macromill, Inc.	11,800	73,267
	Maeda Corp.	37,000	266,406
	Maeda Kosen Co., Ltd.	4,200	111,493
	Maeda Road Construction Co., Ltd.	8,000	133,362
	Maezawa Kasei Industries Co., Ltd.	3,600	33,713
	Maezawa Kyuso Industries Co., Ltd.	2,100	45,046
	Makino Milling Machine Co., Ltd.	6,200	213,406
	Makita Corp.	3,800	167,974
	Mamiya-Op Co., Ltd.	1,100	7,205
	Mani, Inc.	4,400	110,074
	MarkLines Co., Ltd.	2,700	58,348
	Marubeni Corp.	136,000	710,084
	Marubun Corp.	3,300	15,298
	Marudai Food Co., Ltd.	5,000	78,521
	Marufuji Sheet Piling Co., Ltd.	400	7,313
	Maruha Nichiro Corp.	10,800	226,206
	Marui Group Co., Ltd.	9,300	168,069
	Maruichi Steel Tube, Ltd.	7,800	178,944

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maruka Corp.	1,700	$34,433
#	Marumae Co., Ltd.	1,200	10,198
	Marusan Securities Co., Ltd.	16,100	71,992
	Maruwa Co., Ltd.	2,700	280,877
	Maruwa Unyu Kikan Co., Ltd.	2,800	120,311
#	Maruyama Manufacturing Co., Inc.	600	7,258
	Maruzen CHI Holdings Co., Ltd.	3,900	13,680
	Maruzen Co., Ltd.	1,000	16,631
	Maruzen Showa Unyu Co., Ltd.	3,100	90,878
	Marvelous, Inc.	3,500	26,297
	Matsuda Sangyo Co., Ltd.	3,100	42,626
	Matsui Construction Co., Ltd.	6,000	39,278
	Matsumotokiyoshi Holdings Co., Ltd.	8,500	313,789
	Matsuyafoods Holdings Co., Ltd.	1,800	59,375
	Max Co., Ltd.	3,500	48,939
*	Maxell Holdings, Ltd.	10,500	109,774
	Maxvalu Tokai Co., Ltd.	1,800	44,867
	Mazda Motor Corp.	76,406	401,195
	McDonald’s Holdings Co. Japan, Ltd.	3,900	184,943
	MCJ Co., Ltd.	23,800	219,339
	Mebuki Financial Group, Inc.	152,650	306,703
	MEC Co., Ltd.	2,200	44,252
	Media Do Co., Ltd.	1,800	127,293
*	Medical Data Vision Co., Ltd.	6,200	145,600
	Medical System Network Co., Ltd.	7,000	30,740
	Medipal Holdings Corp.	9,900	176,476
#	Medius Holdings Co., Ltd.	1,500	12,150
	Megachips Corp.	3,500	93,109
	Megmilk Snow Brand Co., Ltd.	11,300	244,863
	Meidensha Corp.	11,700	178,905
	Meiji Electric Industries Co., Ltd.	1,500	18,972
	Meiji Shipping Co., Ltd.	2,700	9,011
	Meiko Electronics Co., Ltd.	7,500	128,704
	Meiko Network Japan Co., Ltd.	3,300	19,091
	Meisei Industrial Co., Ltd.	10,800	83,164
	Meitec Corp.	4,400	218,131
	Meito Sangyo Co., Ltd.	2,500	33,267
	Meiwa Corp.	6,500	25,565
	Meiwa Estate Co., Ltd.	2,100	8,839
	Menicon Co., Ltd.	5,200	367,160
	Mercuria Investment Co., Ltd.	1,500	8,648
	Mesco, Inc.	600	5,384
	METAWATER Co., Ltd.	1,800	42,201
	Michinoku Bank, Ltd. (The)	4,799	52,848
	Mie Kotsu Group Holdings, Inc.	12,100	52,697
	Mikuni Corp.	7,000	17,210
	Milbon Co., Ltd.	3,080	158,024
*	Mimaki Engineering Co., Ltd.	5,500	21,457
	Mimasu Semiconductor Industry Co., Ltd.	4,500	105,793
	Minebea Mitsumi, Inc.	35,490	640,997
	Ministop Co., Ltd.	3,800	47,527
	Miraial Co., Ltd.	1,700	19,847
	Mirait Holdings Corp.	20,210	287,712
	Miroku Jyoho Service Co., Ltd.	2,600	52,661
	MISUMI Group, Inc.	11,100	329,665
	Mitani Corp.	2,000	126,110
	Mitani Sangyo Co., Ltd.	7,800	32,050
	Mitani Sekisan Co., Ltd.	1,600	72,160
	Mito Securities Co., Ltd.	16,800	34,986

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Mitsuba Corp.	9,300	$33,956
	Mitsubishi Corp.	45,200	1,008,474
	Mitsubishi Electric Corp.	66,300	853,870
	Mitsubishi Estate Co., Ltd.	25,500	380,355
	Mitsubishi Gas Chemical Co., Inc.	29,600	539,590
	Mitsubishi Heavy Industries, Ltd.	50,000	1,074,261
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	33,322
	Mitsubishi Logisnext Co., Ltd.	8,300	70,056
	Mitsubishi Logistics Corp.	9,500	250,014
	Mitsubishi Materials Corp.	18,400	337,626
*	Mitsubishi Motors Corp.	97,800	179,367
	Mitsubishi Paper Mills, Ltd.	6,500	19,386
	Mitsubishi Pencil Co., Ltd.	1,300	16,735
	Mitsubishi Research Institute, Inc.	1,300	47,134
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,900	14,332
	Mitsubishi UFJ Financial Group, Inc.	440,300	1,735,621
	Mitsubishi UFJ Lease & Finance Co., Ltd.	98,600	417,767
	Mitsuboshi Belting, Ltd.	6,400	100,190
	Mitsui Chemicals, Inc.	23,966	613,836
*	Mitsui E&S Holdings Co., Ltd.	14,100	44,648
	Mitsui Fudosan Co., Ltd.	35,500	604,478
	Mitsui High-Tec, Inc.	3,800	77,430
	Mitsui Matsushima Holdings Co., Ltd.	1,100	7,166
	Mitsui Mining & Smelting Co., Ltd.	17,700	446,791
	Mitsui OSK Lines, Ltd.	23,600	532,758
	Mitsui Sugar Co., Ltd.	4,500	78,231
	Mitsui-Soko Holdings Co., Ltd.	7,300	128,856
	Mitsuuroko Group Holdings Co., Ltd.	8,300	99,333
	Miura Co., Ltd.	1,700	80,094
#	Mixi, Inc.	11,300	310,986
	Miyaji Engineering Group, Inc.	1,500	24,225
	Miyazaki Bank, Ltd. (The)	3,700	79,825
	Miyoshi Oil & Fat Co., Ltd.	2,400	26,384
	Mizuho Financial Group, Inc.	85,980	1,058,586
	Mizuho Leasing Co., Ltd.	7,900	201,386
#	Mizuho Medy Co., Ltd.	1,800	24,227
	Mizuno Corp.	5,500	92,004
*	Mobile Factory, Inc.	1,400	13,134
	Modec, Inc.	7,000	101,684
	Molitec Steel Co., Ltd.	2,000	5,573
	Monex Group, Inc.	45,600	109,633
	Monogatari Corp. (The)	1,300	132,848
	MonotaRO Co., Ltd.	11,400	630,553
	MORESCO Corp.	1,700	15,742
	Mori-Gumi Co., Ltd.	1,900	5,275
	Morinaga & Co., Ltd.	5,600	212,773
	Morinaga Milk Industry Co., Ltd.	11,000	530,340
	Morita Holdings Corp.	5,300	96,889
	Morito Co., Ltd.	5,100	32,396
#	Morningstar Japan KK	3,400	15,070
	Morozoff, Ltd.	500	27,113
#	Mory Industries, Inc.	1,200	27,162
#	MrMax Holdings, Ltd.	8,700	63,725
	MS&AD Insurance Group Holdings, Inc.	16,800	459,736
	MTI, Ltd.	4,700	41,479
	Mugen Estate Co., Ltd.	2,600	11,765
	Murakami Corp.	1,000	24,793
	Murata Manufacturing Co., Ltd.	20,200	1,416,599
	Musashi Seimitsu Industry Co., Ltd.	15,600	163,064

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Musashino Bank, Ltd. (The)	7,800	$115,646
	Mutoh Holdings Co., Ltd.	200	2,869
	N Field Co., Ltd.	1,600	10,240
	Nabtesco Corp.	15,600	582,788
	NAC Co., Ltd.	2,700	23,273
	Nachi-Fujikoshi Corp.	4,500	178,369
	Nadex Co., Ltd.	1,100	6,547
	Nafco Co., Ltd.	2,900	63,766
	Nagano Bank, Ltd. (The)	1,800	24,198
#	Nagano Keiki Co., Ltd.	4,100	30,180
	Nagase & Co., Ltd.	24,600	320,787
	Nagatanien Holdings Co., Ltd.	2,200	46,677
#	Nagawa Co., Ltd.	900	63,072
#	Nagoya Railroad Co., Ltd.	8,300	221,238
	Nakabayashi Co., Ltd.	4,900	28,722
	Nakamoto Packs Co., Ltd.	400	5,847
	Nakamuraya Co., Ltd.	900	34,406
	Nakanishi, Inc.	5,300	94,578
#	Nakano Corp.	4,900	19,293
	Nakayama Steel Works, Ltd.	5,100	17,088
	Nakayamafuku Co., Ltd.	1,900	8,759
	Nakayo, Inc.	1,100	15,076
	Namura Shipbuilding Co., Ltd.	12,900	18,229
	Nankai Electric Railway Co., Ltd.	8,300	189,528
	Nanto Bank, Ltd. (The)	7,800	138,406
	Narasaki Sangyo Co., Ltd.	1,000	19,795
	Natori Co., Ltd.	800	15,219
	NEC Capital Solutions, Ltd.	2,400	40,776
	NEC Corp.	19,700	992,292
	NEC Networks & System Integration Corp.	7,500	130,053
	NET One Systems Co., Ltd.	9,800	293,006
	Neturen Co., Ltd.	8,500	38,995
#	New Japan Chemical Co., Ltd.	5,200	7,892
	Nexon Co., Ltd.	6,700	186,735
	Nextage Co., Ltd.	7,600	91,232
	NGK Insulators, Ltd.	24,300	347,141
	NGK Spark Plug Co., Ltd.	22,600	397,465
	NH Foods, Ltd.	5,600	229,393
	NHK Spring Co., Ltd.	53,200	321,680
#	Nicca Chemical Co., Ltd.	1,900	16,522
*	Nice Corp.	1,400	17,221
#	Nichia Steel Works, Ltd.	6,500	17,424
	Nichias Corp.	17,700	383,352
	Nichiban Co., Ltd.	2,800	43,861
	Nichicon Corp.	13,300	107,687
	Nichiden Corp.	2,000	41,547
	Nichiha Corp.	7,200	209,801
	Nichirei Corp.	15,400	388,061
	Nichireki Co., Ltd.	5,800	93,534
	Nichirin Co., Ltd.	2,810	37,242
	Nidec Corp.	5,800	585,812
	Nifco, Inc.	16,200	484,901
	Nihon Chouzai Co., Ltd.	5,600	90,476
*	Nihon Dempa Kogyo Co., Ltd.	3,900	14,960
	Nihon Dengi Co., Ltd.	600	19,434
	Nihon Denkei Co., Ltd.	900	10,076
#	Nihon House Holdings Co., Ltd.	11,100	24,910
	Nihon Kagaku Sangyo Co., Ltd.	2,900	29,162
	Nihon Kohden Corp.	2,900	90,708

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nihon M&A Center, Inc.	15,500	$910,184
#	Nihon Nohyaku Co., Ltd.	9,800	45,224
	Nihon Parkerizing Co., Ltd.	5,000	49,275
	Nihon Plast Co., Ltd.	3,800	14,789
	Nihon Tokushu Toryo Co., Ltd.	2,700	24,081
	Nihon Unisys, Ltd.	16,300	480,466
#	Nihon Yamamura Glass Co., Ltd.	1,600	12,870
	Nikkato Corp.	1,400	9,421
	Nikkiso Co., Ltd.	16,700	160,112
	Nikko Co., Ltd.	8,000	51,223
	Nikkon Holdings Co., Ltd.	14,900	285,166
	Nikon Corp.	47,800	291,310
	Nintendo Co., Ltd.	3,400	1,838,342
	Nippi, Inc.	400	13,821
	Nippo Corp.	10,000	256,861
	Nippon Beet Sugar Manufacturing Co., Ltd.	3,000	49,565
	Nippon Carbide Industries Co., Inc.	1,700	19,493
	Nippon Carbon Co., Ltd.	4,200	146,237
	Nippon Ceramic Co., Ltd.	3,000	72,877
	Nippon Chemical Industrial Co., Ltd.	1,799	41,346
*	Nippon Chemi-Con Corp.	3,900	49,880
	Nippon Chemiphar Co., Ltd.	500	12,235
	Nippon Coke & Engineering Co., Ltd.	51,300	31,979
	Nippon Commercial Development Co., Ltd.	3,100	50,178
	Nippon Concept Corp.	2,200	31,507
#	Nippon Concrete Industries Co., Ltd.	13,200	40,326
*	Nippon Denko Co., Ltd.	27,900	65,725
	Nippon Densetsu Kogyo Co., Ltd.	9,600	186,013
	Nippon Dry-Chemical Co., Ltd.	900	11,977
	Nippon Electric Glass Co., Ltd.	21,200	416,961
	Nippon Express Co., Ltd.	14,900	835,585
	Nippon Felt Co., Ltd.	2,300	10,626
	Nippon Filcon Co., Ltd.	1,500	7,397
#	Nippon Fine Chemical Co., Ltd.	2,700	38,746
	Nippon Flour Mills Co., Ltd.	13,100	210,122
	Nippon Gas Co., Ltd.	11,600	553,282
	Nippon Hume Corp.	6,600	50,758
	Nippon Kodoshi Corp.	1,600	27,072
	Nippon Koei Co., Ltd.	3,800	100,178
	Nippon Light Metal Holdings Co., Ltd.	17,550	277,191
	Nippon Paint Holdings Co., Ltd.	2,200	198,176
	Nippon Paper Industries Co., Ltd.	26,900	303,774
	Nippon Parking Development Co., Ltd., Class C	28,800	35,310
	Nippon Pillar Packing Co., Ltd.	5,000	68,151
	Nippon Piston Ring Co., Ltd.	2,300	21,202
	Nippon Road Co., Ltd. (The)	2,000	145,282
	Nippon Seiki Co., Ltd.	13,400	151,055
	Nippon Seisen Co., Ltd.	1,000	30,340
*	Nippon Sharyo, Ltd.	2,200	50,237
*	Nippon Sheet Glass Co., Ltd.	28,900	100,478
	Nippon Shinyaku Co., Ltd.	900	64,311
	Nippon Shokubai Co., Ltd.	2,900	142,009
	Nippon Signal Co., Ltd.	11,500	100,152
	Nippon Soda Co., Ltd.	6,500	170,578
*	Nippon Steel Corp.	65,998	640,123
	Nippon Steel Trading Corp.	4,100	116,865
	Nippon Suisan Kaisha, Ltd.	89,000	342,845
	Nippon Systemware Co., Ltd.	1,300	25,589
	Nippon Telegraph & Telephone Corp.	31,800	668,939

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Thompson Co., Ltd.	14,800	$49,322
	Nippon Yakin Kogyo Co., Ltd.	4,660	67,081
	Nippon Yusen K.K.	36,400	671,855
	Nishikawa Rubber Co., Ltd.	1,200	15,409
	Nishimatsu Construction Co., Ltd.	11,300	219,503
	Nishimatsuya Chain Co., Ltd.	13,100	213,019
	Nishimoto Co., Ltd.	700	12,523
	Nishi-Nippon Financial Holdings, Inc.	33,700	228,295
	Nishi-Nippon Railroad Co., Ltd.	7,600	200,803
	Nishio Rent All Co., Ltd.	5,600	108,685
*	Nissan Motor Co., Ltd.	149,100	527,893
	Nissan Shatai Co., Ltd.	17,700	149,455
	Nissan Tokyo Sales Holdings Co., Ltd.	4,900	11,777
	Nissei ASB Machine Co., Ltd.	1,900	73,965
	Nissei Plastic Industrial Co., Ltd.	4,600	37,155
	Nissha Co., Ltd.	11,400	134,222
	Nisshin Group Holdings Co., Ltd.	9,400	35,407
	Nisshin Oillio Group, Ltd. (The)	6,200	178,218
	Nisshin Seifun Group, Inc.	11,540	173,779
	Nisshinbo Holdings, Inc.	43,111	287,338
	Nissin Corp.	3,500	48,997
	Nissin Electric Co., Ltd.	12,400	124,137
	Nissin Foods Holdings Co., Ltd.	1,000	86,589
	Nissin Sugar Co., Ltd.	3,100	54,010
	Nissui Pharmaceutical Co., Ltd.	2,600	24,738
	Nitori Holdings Co., Ltd.	1,500	308,335
	Nitta Corp.	5,800	122,300
	Nitta Gelatin, Inc.	3,200	20,794
	Nittan Valve Co., Ltd.	4,000	7,885
	Nittetsu Mining Co., Ltd.	1,700	73,610
	Nitto Denko Corp.	14,800	1,039,785
	Nitto Fuji Flour Milling Co., Ltd.	300	18,896
	Nitto Kogyo Corp.	7,300	134,851
	Nitto Kohki Co., Ltd.	3,400	56,495
	Nitto Seiko Co., Ltd.	6,900	29,939
	Nittoc Construction Co., Ltd.	6,700	51,066
	NJS Co., Ltd.	1,500	26,834
	Noda Corp.	2,000	13,314
	Noevir Holdings Co., Ltd.	3,100	138,403
	NOF Corp.	6,500	244,285
	Nojima Corp.	9,100	255,392
	NOK Corp.	16,700	190,447
	Nomura Co., Ltd.	20,300	131,089
	Nomura Holdings, Inc.	116,500	521,738
	Nomura Real Estate Holdings, Inc.	25,800	450,634
	Nomura Research Institute, Ltd.	10,989	323,928
	Noritake Co., Ltd.	2,700	79,426
	Noritsu Koki Co., Ltd.	3,600	66,634
	Noritz Corp.	8,000	116,655
	North Pacific Bank, Ltd.	80,000	169,290
	Nozawa Corp.	2,000	12,672
	NS Solutions Corp.	6,700	196,207
	NS Tool Co., Ltd.	2,700	57,954
	NS United Kaiun Kaisha, Ltd.	3,000	40,704
	NSD Co., Ltd.	8,600	151,056
	NSK, Ltd.	65,700	525,999
*	NTN Corp.	151,000	280,058
	NTT Data Corp.	33,800	381,474
	NTT DOCOMO, Inc.	94,600	3,522,449

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Oat Agrio Co., Ltd.	600	$7,034
#	Obara Group, Inc.	1,900	65,938
	Obayashi Corp.	121,400	1,015,916
	Obic Co., Ltd.	900	159,339
	Odakyu Electric Railway Co., Ltd.	12,399	299,219
	Ogaki Kyoritsu Bank, Ltd. (The)	9,300	207,467
#*	Ohara, Inc.	1,700	20,133
	Ohashi Technica, Inc.	3,300	44,083
	Ohsho Food Service Corp.	2,100	115,522
	Oiles Corp.	6,940	96,919
	Oita Bank, Ltd. (The)	3,900	90,068
	Oji Holdings Corp.	167,400	705,493
	Okabe Co., Ltd.	12,300	93,068
	Okada Aiyon Corp.	800	7,514
	Okamoto Machine Tool Works, Ltd.	1,100	23,806
	Okamura Corp.	17,000	129,830
	Okasan Securities Group, Inc.	38,600	126,138
	Oki Electric Industry Co., Ltd.	28,100	260,874
	Okinawa Cellular Telephone Co.	3,200	128,147
	Okinawa Electric Power Co., Inc. (The)	7,552	110,196
	OKUMA Corp.	5,500	266,958
	Okumura Corp.	6,500	150,578
	Okura Industrial Co., Ltd.	2,600	43,218
	Okuwa Co., Ltd.	5,900	79,036
	Olympus Corp.	43,600	834,682
	Omron Corp.	3,700	267,162
	Ono Pharmaceutical Co., Ltd.	4,000	114,101
	ONO Sokki Co., Ltd.	3,200	15,750
	Onoken Co., Ltd.	4,000	44,535
	Onward Holdings Co., Ltd.	29,800	58,355
#*	Open Door, Inc.	1,200	13,682
	Open House Co., Ltd.	12,800	435,867
	Optex Group Co., Ltd.	4,300	64,075
	Oracle Corp.	2,100	209,874
	Organo Corp.	1,800	94,134
	Orient Corp.	83,000	92,105
	Oriental Land Co., Ltd.	2,500	349,945
	Origin Co., Ltd.	1,400	18,270
	ORIX Corp.	79,700	932,110
#	Oro Co., Ltd.	1,000	30,765
	Osaka Gas Co., Ltd.	12,000	227,882
	Osaka Organic Chemical Industry, Ltd.	1,600	42,173
	Osaka Soda Co., Ltd.	2,300	54,789
	Osaka Steel Co., Ltd.	3,600	38,665
	OSAKA Titanium Technologies Co., Ltd.	3,400	25,061
	Osaki Electric Co., Ltd.	11,100	66,963
	OSG Corp.	18,400	275,651
	OSJB Holdings Corp.	31,900	73,100
	Otsuka Corp.	7,500	344,637
	Otsuka Holdings Co., Ltd.	10,200	377,773
	OUG Holdings, Inc.	1,000	27,245
	Outsourcing, Inc.	28,700	266,164
	Oyo Corp.	5,800	66,584
	Pacific Industrial Co., Ltd.	12,700	127,542
	Pacific Metals Co., Ltd.	4,000	61,777
	Pack Corp. (The)	2,800	78,679
	PAL GROUP Holdings Co., Ltd.	3,600	41,881
	PALTAC Corp.	3,200	178,904
	Pan Pacific International Holdings Corp.	28,000	594,116

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Panasonic Corp.	190,600	$1,760,673
	PAPYLESS Co., Ltd.	700	17,907
	Paraca, Inc.	1,500	22,700
	Paramount Bed Holdings Co., Ltd.	3,800	146,406
	Paris Miki Holdings, Inc.	8,700	22,979
*	Park24 Co., Ltd.	22,000	297,173
	Parker Corp.	3,000	12,391
	Pasona Group, Inc.	6,100	93,404
	PC Depot Corp.	7,800	47,599
	Pegasus Sewing Machine Manufacturing Co., Ltd.	5,300	13,865
	Penta-Ocean Construction Co., Ltd.	92,000	583,389
*	PeptiDream, Inc.	3,100	143,261
	Persol Holdings Co., Ltd.	21,300	322,614
	Pickles Corp.	700	18,810
	Pigeon Corp.	9,900	455,910
	Pilot Corp.	5,500	153,416
	Piolax, Inc.	7,100	104,154
	Pola Orbis Holdings, Inc.	3,600	70,989
	Poletowin Pitcrew Holdings, Inc.	8,400	73,178
	Press Kogyo Co., Ltd.	23,000	61,208
	Pressance Corp.	11,700	159,614
	Prestige International, Inc.	11,600	98,714
	Prima Meat Packers, Ltd.	8,599	245,357
	Pronexus, Inc.	1,800	18,725
	Prospect Co., Ltd.	125,000	42,040
	Proto Corp.	4,300	46,309
	PS Mitsubishi Construction Co., Ltd.	8,000	43,185
	Punch Industry Co., Ltd.	4,300	18,064
	Qol Holdings Co., Ltd.	8,200	89,432
	Quick Co., Ltd.	1,500	14,673
#	Raccoon Holdings, Inc.	4,100	78,122
	Raito Kogyo Co., Ltd.	8,000	113,462
	Raiznext Corp.	5,900	68,375
#	Rakus Co., Ltd.	8,400	165,074
	Rakuten, Inc.	9,700	94,373
	Rasa Corp.	1,700	14,397
	Rasa Industries, Ltd.	2,100	39,738
	Raysum Co., Ltd.	5,400	48,997
	Recruit Holdings Co., Ltd.	44,400	1,689,449
	Relo Group, Inc.	10,300	247,187
	Renaissance, Inc.	2,600	18,649
*	Renesas Electronics Corp.	163,900	1,352,936
	Rengo Co., Ltd.	61,700	474,716
*	RENOVA, Inc.	4,400	70,174
	Resona Holdings, Inc.	178,300	587,850
	Resorttrust, Inc.	20,400	287,307
	Restar Holdings Corp.	3,000	64,263
	Retail Partners Co., Ltd.	4,600	61,883
	Rheon Automatic Machinery Co., Ltd.	3,400	32,997
	Riberesute Corp.	1,300	9,492
	Ricoh Co., Ltd.	50,500	331,645
	Ricoh Leasing Co., Ltd.	3,900	104,584
	Ride On Express Holdings Co., Ltd.	1,500	32,477
#*	Right On Co., Ltd.	4,200	24,797
	Riken Corp.	2,100	49,944
	Riken Keiki Co., Ltd.	2,100	54,300
	Riken Technos Corp.	12,300	46,918
	Riken Vitamin Co., Ltd.	3,400	50,198
	Ringer Hut Co., Ltd.	200	4,322

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rinnai Corp.	1,600	$157,658
	Rion Co., Ltd.	1,800	38,738
	Riso Kagaku Corp.	3,500	42,023
	Riso Kyoiku Co., Ltd.	18,500	54,075
	Rix Corp.	800	12,182
#	Rock Field Co., Ltd.	2,800	38,141
	Rohm Co., Ltd.	4,700	361,368
	Rohto Pharmaceutical Co., Ltd.	7,900	246,978
	Rokko Butter Co., Ltd.	1,900	30,933
	Roland DG Corp.	3,900	47,979
	Rorze Corp.	2,300	102,438
#	Round One Corp.	21,400	168,079
	Royal Holdings Co., Ltd.	5,700	96,854
#*	Rozetta Corp.	900	17,197
	RS Technologies Co., Ltd.	900	30,353
	Ryobi, Ltd.	6,600	71,342
	Ryoden Corp.	3,500	51,377
	Ryohin Keikaku Co., Ltd.	53,000	1,112,434
	Ryosan Co., Ltd.	5,400	99,898
#	Ryoyo Electro Corp.	5,100	140,677
	S Foods, Inc.	3,900	129,892
	S LINE Co., Ltd.	1,300	12,006
	Sac’s Bar Holdings, Inc.	4,300	22,308
	Saibu Gas Co., Ltd.	5,500	132,246
	Saison Information Systems Co., Ltd.	800	16,715
	Sakai Chemical Industry Co., Ltd.	3,500	64,785
	Sakai Heavy Industries, Ltd.	500	11,403
	Sakai Moving Service Co., Ltd.	2,300	103,833
	Sakai Ovex Co., Ltd.	1,500	26,715
	Sakata INX Corp.	11,900	123,968
	Sakura Internet, Inc.	2,600	18,702
	Sala Corp.	16,500	92,483
	SAMTY Co., Ltd.	9,600	152,091
	San Holdings, Inc.	2,600	28,762
	San ju San Financial Group, Inc.	6,050	75,597
	San-A Co., Ltd.	3,400	141,612
	San-Ai Oil Co., Ltd.	13,200	133,090
*	Sanden Holdings Corp.	5,500	18,331
	Sanei Architecture Planning Co., Ltd.	2,700	44,497
	Sangetsu Corp.	1,400	20,176
	San-In Godo Bank, Ltd. (The)	39,100	196,785
*	Sanix, Inc.	7,600	17,890
	Sanken Electric Co., Ltd.	7,700	246,510
	Sanki Engineering Co., Ltd.	11,700	126,847
	Sanko Gosei, Ltd.	4,500	11,680
	Sanko Metal Industrial Co., Ltd.	800	19,190
	Sankyo Frontier Co., Ltd.	1,100	41,138
	Sankyo Seiko Co., Ltd.	8,500	34,155
	Sankyo Tateyama, Inc.	6,600	58,602
	Sankyu, Inc.	9,500	340,305
	Sanoh Industrial Co., Ltd.	8,500	49,230
#	Sansei Landic Co., Ltd.	2,000	13,852
	Sansei Technologies, Inc.	2,400	13,632
	Sanshin Electronics Co., Ltd.	3,200	61,890
	Santen Pharmaceutical Co., Ltd.	8,600	153,218
	Sanwa Holdings Corp.	41,500	473,386
	Sanyei Corp.	500	9,851
	Sanyo Chemical Industries, Ltd.	3,100	131,371
	Sanyo Denki Co., Ltd.	2,200	96,987

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sanyo Electric Railway Co., Ltd.	3,200	$62,889
	Sanyo Engineering & Construction, Inc.	2,300	15,957
	Sanyo Shokai, Ltd.	3,599	17,049
*	Sanyo Special Steel Co., Ltd.	6,500	63,732
	Sanyo Trading Co., Ltd.	4,800	44,182
	Sata Construction Co., Ltd.	3,000	12,790
	Sato Holdings Corp.	6,600	125,675
#	Sato Shoji Corp.	3,600	31,821
	Satori Electric Co., Ltd.	3,200	23,498
#	Sawada Holdings Co., Ltd.	4,600	40,260
	Sawai Pharmaceutical Co., Ltd.	7,500	361,497
*	Saxa Holdings, Inc.	1,300	17,252
	SB Technology Corp.	1,200	40,915
	SBI Holdings, Inc.	35,200	811,404
	SBS Holdings, Inc.	6,000	136,748
#	Scala, Inc.	4,600	39,631
	SCREEN Holdings Co., Ltd.	5,300	290,299
#	Scroll Corp.	7,000	53,835
	SCSK Corp.	5,700	283,412
#	SEC Carbon, Ltd.	500	26,920
	Secom Joshinetsu Co., Ltd.	420	13,681
#	Seed Co., Ltd.	3,600	20,965
	Seibu Electric & Machinery Co., Ltd.	1,200	14,235
	Seibu Holdings, Inc.	35,000	349,927
	Seika Corp.	2,100	25,220
	Seikagaku Corp.	8,300	76,330
	Seikitokyu Kogyo Co., Ltd.	9,100	67,572
	Seiko Epson Corp.	55,500	644,560
	Seiko Holdings Corp.	7,499	94,456
	Seiko PMC Corp.	3,600	22,572
	Seino Holdings Co., Ltd.	27,200	351,488
	Seiren Co., Ltd.	9,300	147,386
	Sekisui Chemical Co., Ltd.	50,600	788,769
	Sekisui House, Ltd.	19,600	325,621
	Sekisui Jushi Corp.	2,800	56,540
	Sekisui Kasei Co., Ltd.	7,400	39,491
	Senko Group Holdings Co., Ltd.	36,100	322,844
	Senshu Electric Co., Ltd.	2,500	69,349
	Senshu Ikeda Holdings, Inc.	61,400	93,823
	Senshukai Co., Ltd.	8,300	28,346
	Seria Co., Ltd.	7,900	304,380
	Seven & I Holdings Co., Ltd.	74,100	2,252,245
	Seven Bank, Ltd.	132,600	304,309
	SG Holdings Co., Ltd.	6,000	144,723
	Sharp Corp.	22,000	254,400
	Shibaura Electronics Co., Ltd.	2,300	50,842
	Shibaura Machine Co., Ltd.	4,900	97,789
	Shibaura Mechatronics Corp.	1,200	34,626
	Shibusawa Warehouse Co., Ltd. (The)	2,600	49,525
	Shibuya Corp.	3,900	120,791
*	Shidax Corp.	6,100	14,306
*	SHIFT, Inc.	900	114,220
	Shiga Bank, Ltd. (The)	9,500	205,160
#	Shikibo, Ltd.	2,900	25,650
	Shikoku Bank, Ltd. (The)	9,300	63,586
	Shikoku Chemicals Corp.	11,400	125,568
	Shikoku Electric Power Co., Inc.	14,900	107,093
	Shima Seiki Manufacturing, Ltd.	8,500	126,261
	Shimachu Co., Ltd.	6,900	364,714

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Shimamura Co., Ltd.	4,400	$469,087
	Shimano, Inc.	900	205,844
	Shimizu Bank, Ltd. (The)	3,400	53,997
	Shimizu Corp.	110,900	770,018
	Shimojima Co., Ltd.	2,400	30,661
	Shin Nippon Biomedical Laboratories, Ltd.	5,300	33,914
	Shinagawa Refractories Co., Ltd.	1,600	33,270
	Shindengen Electric Manufacturing Co., Ltd.	2,200	41,927
	Shin-Etsu Chemical Co., Ltd.	12,700	1,696,298
	Shin-Etsu Polymer Co., Ltd.	10,400	92,598
#	Shin-Keisei Electric Railway Co., Ltd.	700	14,855
	Shinki Bus Co., Ltd.	600	16,097
	Shinko Electric Industries Co., Ltd.	13,700	239,008
	Shinko Shoji Co., Ltd.	9,800	81,006
	Shinmaywa Industries, Ltd.	12,000	93,139
	Shinnihon Corp.	8,500	70,949
	Shinoken Group Co., Ltd.	7,200	71,450
	Shinsei Bank, Ltd.	26,700	321,242
	Shinsho Corp.	1,400	23,800
	Shinwa Co., Ltd.	2,300	41,499
	Ship Healthcare Holdings, Inc.	7,500	355,893
	Shiseido Co., Ltd.	15,500	959,559
	Shizuki Electric Co., Inc.	3,200	13,857
	Shizuoka Bank, Ltd. (The)	40,100	269,702
	Shizuoka Gas Co., Ltd.	12,000	105,529
#*	Shobunsha Holdings, Inc.	3,000	13,981
	Shoei Co., Ltd.	3,800	115,721
#	Shoei Foods Corp.	2,200	79,854
	Shofu, Inc.	2,600	37,118
*	Shoko Co., Ltd.	1,400	8,071
	Showa Denko K.K.	39,300	668,244
#	Showa Sangyo Co., Ltd.	3,400	104,975
	Showa Shinku Co., Ltd.	700	9,221
	Sigma Koki Co., Ltd.	700	7,873
	SIGMAXYZ, Inc.	2,600	37,950
	Siix Corp.	7,900	93,614
	Sinanen Holdings Co., Ltd.	2,400	69,573
	Sinfonia Technology Co., Ltd.	6,900	75,084
	Sinko Industries, Ltd.	4,500	63,120
	Sintokogio, Ltd.	10,000	69,012
	SK Kaken Co., Ltd.	200	75,991
*	SK-Electronics Co., Ltd.	2,100	22,396
	SKY Perfect JSAT Holdings, Inc.	38,100	162,648
#	Skylark Holdings Co., Ltd.	36,900	526,295
	SMC Corp.	400	212,762
	SMK Corp.	1,100	28,023
	SMS Co., Ltd.	9,200	270,867
	Snow Peak, Inc.	200	3,540
#	SNT Corp.	8,200	15,201
	Soda Nikka Co., Ltd.	4,200	21,448
	Sodick Co., Ltd.	13,900	103,158
	Soft99 Corp.	3,800	36,602
	Softbank Corp.	51,800	602,821
	SoftBank Group Corp.	135,200	8,806,086
	Softbrain Co., Ltd.	2,500	20,842
#	Softcreate Holdings Corp.	800	35,139
	Software Service, Inc.	400	43,099
	Sohgo Security Services Co., Ltd.	3,200	149,103
	Sojitz Corp.	216,400	476,173

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Soken Chemical & Engineering Co., Ltd.	2,200	$29,722
	Solasto Corp.	7,600	92,774
	Soliton Systems K.K.	2,100	38,064
	Sompo Holdings, Inc.	14,700	548,837
	Sony Corp.	51,400	4,285,034
	Soshin Electric Co., Ltd.	2,500	9,354
	Sotetsu Holdings, Inc.	6,500	160,410
	Sotoh Co., Ltd.	2,900	26,325
	Space Co., Ltd.	1,890	13,973
	Space Value Holdings Co., Ltd.	10,900	58,828
	Sparx Group Co., Ltd.	19,200	41,430
	SPK Corp.	2,200	25,707
	S-Pool, Inc.	8,900	60,218
	Square Enix Holdings Co., Ltd.	4,300	249,842
	SRA Holdings	2,600	56,529
	St Marc Holdings Co., Ltd.	4,900	69,840
	Stanley Electric Co., Ltd.	12,500	355,998
	Star Mica Holdings Co., Ltd.	2,200	29,647
	Star Micronics Co., Ltd.	8,300	111,452
	Starts Corp., Inc.	10,500	244,230
	Starzen Co., Ltd.	2,100	78,162
	St-Care Holding Corp.	2,700	16,955
	Stella Chemifa Corp.	2,100	58,791
	Step Co., Ltd.	2,300	31,989
	Strike Co., Ltd.	1,700	91,324
	Studio Alice Co., Ltd.	3,800	70,120
	Subaru Corp.	51,800	950,684
	Subaru Enterprise Co., Ltd.	400	30,434
	Sugi Holdings Co., Ltd.	5,700	376,400
	Sugimoto & Co., Ltd.	2,600	50,777
	SUMCO Corp.	60,900	928,839
	Sumida Corp.	8,500	66,711
	Suminoe Textile Co., Ltd.	1,500	28,181
#	Sumiseki Holdings, Inc.	13,600	16,325
	Sumitomo Corp.	41,800	457,316
	Sumitomo Densetsu Co., Ltd.	4,100	97,649
	Sumitomo Electric Industries, Ltd.	80,000	883,206
	Sumitomo Forestry Co., Ltd.	35,800	563,942
	Sumitomo Heavy Industries, Ltd.	22,300	477,962
	Sumitomo Metal Mining Co., Ltd.	19,700	612,350
	Sumitomo Mitsui Construction Co., Ltd.	55,620	214,662
	Sumitomo Mitsui Financial Group, Inc.	45,800	1,267,831
	Sumitomo Mitsui Trust Holdings, Inc.	22,800	613,033
	Sumitomo Osaka Cement Co., Ltd.	10,300	313,259
*	Sumitomo Precision Products Co., Ltd.	600	11,069
	Sumitomo Realty & Development Co., Ltd.	22,000	588,705
	Sumitomo Riko Co., Ltd.	10,700	54,581
	Sumitomo Rubber Industries, Ltd.	42,925	377,576
	Sumitomo Seika Chemicals Co., Ltd.	2,400	76,400
	Sumitomo Warehouse Co., Ltd. (The)	12,900	150,891
	Sun Frontier Fudousan Co., Ltd.	9,900	79,578
	Suncall Corp.	3,600	14,352
	Sundrug Co., Ltd.	10,700	397,310
	Suntory Beverage & Food, Ltd.	12,500	431,097
	Sun-Wa Technos Corp.	3,300	27,084
	Suruga Bank, Ltd.	27,400	89,481
	Sushiro Global Holdings, Ltd.	10,000	271,464
	Suzuken Co., Ltd.	6,350	229,239
	Suzuki Co., Ltd.	2,100	13,640

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Suzuki Motor Corp.	23,700	$1,017,860
	SWCC Showa Holdings Co., Ltd.	5,900	65,671
	Sysmex Corp.	9,000	845,359
#	System Information Co., Ltd.	4,200	47,416
	System Research Co., Ltd.	1,200	18,095
	Systena Corp.	12,500	226,819
	Syuppin Co., Ltd.	3,700	30,189
	T Hasegawa Co., Ltd.	7,500	146,160
	T RAD Co., Ltd.	1,500	17,889
	T&D Holdings, Inc.	45,400	453,731
	T&K Toka Co., Ltd.	6,000	46,803
	Tachibana Eletech Co., Ltd.	4,880	79,914
	Tachikawa Corp.	2,800	32,683
	Tachi-S Co., Ltd.	7,100	71,736
	Tadano, Ltd.	26,800	205,116
	Taihei Dengyo Kaisha, Ltd.	3,900	84,264
	Taiheiyo Cement Corp.	30,000	704,162
	Taiheiyo Kouhatsu, Inc.	2,400	14,524
	Taiho Kogyo Co., Ltd.	3,300	16,690
	Taikisha, Ltd.	2,600	67,711
	Taiko Bank, Ltd. (The)	1,900	23,525
	Taiko Pharmaceutical Co., Ltd.	1,000	17,961
	Taisei Corp.	25,800	802,842
	Taisei Lamick Co., Ltd.	1,500	38,376
	Taisei Oncho Co., Ltd.	1,100	19,028
	Taisho Pharmaceutical Holdings Co., Ltd.	3,100	186,522
	Taiyo Holdings Co., Ltd.	3,500	183,235
	Taiyo Yuden Co., Ltd.	34,500	1,276,048
	Takachiho Koheki Co., Ltd.	1,900	17,352
	Takamatsu Construction Group Co., Ltd.	4,400	90,239
#	Takamatsu Machinery Co., Ltd.	900	5,500
	Takamiya Co., Ltd.	4,700	24,455
	Takano Co., Ltd.	2,300	13,057
	Takaoka Toko Co., Ltd.	3,000	29,010
	Takara Leben Co., Ltd.	27,900	77,882
	Takara Standard Co., Ltd.	9,200	120,656
	Takasago International Corp.	4,200	82,221
	Takasago Thermal Engineering Co., Ltd.	1,900	25,189
	Takashima & Co., Ltd.	600	9,929
	Takashimaya Co., Ltd.	37,800	282,556
	Take And Give Needs Co., Ltd.	3,100	15,212
	TAKEBISHI Corp.	2,200	29,311
	Takeei Corp.	5,700	55,563
	Takemoto Yohki Co., Ltd.	2,500	26,015
	Takeuchi Manufacturing Co., Ltd.	8,900	193,957
	Takihyo Co., Ltd.	1,600	26,328
	Takisawa Machine Tool Co., Ltd.	1,800	16,654
	Takuma Co., Ltd.	7,400	113,312
#	Tama Home Co., Ltd.	4,700	62,176
	Tamron Co., Ltd.	4,300	64,181
	Tamura Corp.	18,000	85,446
	Tanabe Engineering Corp.	1,100	7,744
	Tanseisha Co., Ltd.	9,100	61,573
	Tatsuta Electric Wire and Cable Co., Ltd.	10,600	57,141
	Tayca Corp.	4,200	55,973
	Tbk Co., Ltd.	6,200	24,834
	TBS Holdings, Inc.	7,800	120,451
	TDC Soft, Inc.	2,800	26,759
	TDK Corp.	18,600	2,187,372

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tear Corp.	1,600	$6,026
	TechMatrix Corp.	3,800	80,966
	TECHNO ASSOCIE Co., Ltd.	1,500	14,298
	Techno Horizon Co., Ltd.	4,200	32,775
	Techno Medica Co., Ltd.	900	13,924
	Techno Ryowa, Ltd.	1,600	13,857
#	Techno Smart Corp.	2,600	21,953
	TechnoPro Holdings, Inc.	6,600	410,503
	Teijin, Ltd.	61,700	945,118
	Teikoku Electric Manufacturing Co., Ltd.	1,500	14,584
	Teikoku Sen-I Co., Ltd.	2,300	57,830
	Teikoku Tsushin Kogyo Co., Ltd.	1,600	17,328
	Tekken Corp.	3,300	61,684
	Tenma Corp.	4,400	76,940
	Tenpos Holdings Co., Ltd.	1,200	21,849
	Teraoka Seisakusho Co., Ltd.	2,100	7,717
	T-Gaia Corp.	3,700	68,025
	THK Co., Ltd.	15,400	408,791
	Tigers Polymer Corp.	3,500	14,553
	TIS, Inc.	29,100	556,542
	TKC Corp.	2,400	148,729
	Toa Corp.	6,200	48,942
	Toa Corp.	4,100	73,198
	Toa Oil Co., Ltd.	2,100	35,931
	TOA ROAD Corp.	1,500	51,512
	Toagosei Co., Ltd.	33,800	357,860
	Toba, Inc.	500	12,375
	Tobishima Corp.	5,970	60,650
	Tobu Railway Co., Ltd.	8,200	232,686
	TOC Co., Ltd.	12,700	77,426
	Tocalo Co., Ltd.	20,500	204,351
	Tochigi Bank, Ltd. (The)	29,200	50,538
	Toda Corp.	40,600	231,918
*	Toda Kogyo Corp.	800	14,240
	Toei Animation Co., Ltd.	2,700	188,892
#	Toei Co., Ltd.	700	103,291
#	Toell Co., Ltd.	1,900	13,941
	Toenec Corp.	2,000	65,104
	Togami Electric Manufacturing Co., Ltd.	1,000	15,549
	Toho Bank, Ltd. (The)	57,400	124,951
	Toho Co., Ltd.	3,400	134,643
#	Toho Co., Ltd.	2,500	42,924
	Toho Gas Co., Ltd.	4,700	242,622
	Toho Holdings Co., Ltd.	13,300	245,964
#	Toho Titanium Co., Ltd.	3,900	23,373
*	Toho Zinc Co., Ltd.	3,500	68,605
	Tohoku Bank, Ltd. (The)	1,800	17,758
	Tohoku Electric Power Co., Inc.	17,800	157,051
	Tohoku Steel Co., Ltd.	900	12,374
	Tohokushinsha Film Corp.	5,700	36,204
	Tokai Carbon Co., Ltd.	46,500	527,829
	Tokai Corp.	2,700	52,670
	TOKAI Holdings Corp.	28,600	283,298
	Tokai Lease Co., Ltd.	1,100	14,739
	Tokai Rika Co., Ltd.	16,200	253,868
	Tokai Tokyo Financial Holdings, Inc.	55,700	143,411
	Token Corp.	1,910	143,738
	Tokio Marine Holdings, Inc.	18,800	840,261
	Tokushu Tokai Paper Co., Ltd.	2,300	96,057

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokuyama Corp.	21,100	$470,248
*	Tokyo Base Co., Ltd.	1,800	6,941
	Tokyo Century Corp.	7,600	372,616
	Tokyo Dome Corp.	22,900	183,165
*	Tokyo Electric Power Co. Holdings, Inc.	83,700	215,977
	Tokyo Electron Device, Ltd.	1,800	52,890
	Tokyo Electron, Ltd.	6,000	1,610,465
	Tokyo Energy & Systems, Inc.	7,100	54,613
	Tokyo Gas Co., Ltd.	14,300	324,031
	Tokyo Individualized Educational Institute, Inc.	6,700	37,196
	Tokyo Keiki, Inc.	2,000	16,557
	Tokyo Kiraboshi Financial Group, Inc.	7,022	76,591
	Tokyo Ohka Kogyo Co., Ltd.	4,100	242,760
	Tokyo Printing Ink Manufacturing Co., Ltd.	300	5,617
	Tokyo Rakutenchi Co., Ltd.	900	37,418
*	Tokyo Rope Manufacturing Co., Ltd.	2,600	11,839
#	Tokyo Sangyo Co., Ltd.	6,600	32,731
	Tokyo Seimitsu Co., Ltd.	8,200	276,680
	Tokyo Steel Manufacturing Co., Ltd.	28,400	180,731
	Tokyo Tatemono Co., Ltd.	41,200	473,849
	Tokyo Tekko Co., Ltd.	2,300	42,132
#	Tokyo Theatres Co., Inc.	1,900	22,224
	Tokyu Construction Co., Ltd.	28,040	123,394
	Tokyu Corp.	17,000	201,699
	Tokyu Fudosan Holdings Corp.	114,843	501,843
	Tokyu Recreation Co., Ltd.	600	28,284
	Toli Corp.	10,700	25,029
	Tomato Bank, Ltd.	2,600	24,831
	Tomoe Corp.	5,400	17,869
#	Tomoe Engineering Co., Ltd.	2,000	37,226
*	Tomoegawa Co., Ltd.	1,200	10,488
	Tomoku Co., Ltd.	2,200	34,705
	TOMONY Holdings, Inc.	38,500	116,050
	Tomy Co., Ltd.	26,400	230,972
	Tonami Holdings Co., Ltd.	1,300	69,772
	Topcon Corp.	33,400	332,982
#	Toppan Forms Co., Ltd.	12,800	122,812
	Toppan Printing Co., Ltd.	20,200	256,871
	Topre Corp.	11,400	114,590
*	Topy Industries, Ltd.	4,000	41,829
	Toray Industries, Inc.	188,000	850,682
	Torex Semiconductor, Ltd.	2,700	33,370
	Toridoll Holdings Corp.	11,600	147,012
	Torigoe Co., Ltd. (The)	4,100	39,646
	Torii Pharmaceutical Co., Ltd.	3,700	105,051
	Torishima Pump Manufacturing Co., Ltd.	4,500	33,940
	Tosei Corp.	8,900	89,184
	Toshiba Corp.	9,500	240,311
	Toshiba TEC Corp.	8,800	352,331
	Tosho Co., Ltd.	3,200	37,151
	Tosoh Corp.	37,900	614,345
	Totech Corp.	1,700	37,561
	Totetsu Kogyo Co., Ltd.	4,800	124,735
	TOTO, Ltd.	5,799	264,756
	Totoku Electric Co., Ltd.	500	11,072
	Tottori Bank, Ltd. (The)	2,400	25,533
	Toukei Computer Co., Ltd.	700	29,169
#	Tow Co., Ltd.	10,200	27,387
	Towa Bank, Ltd. (The)	9,200	60,574

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Towa Corp.	7,800	$90,198
	Towa Pharmaceutical Co., Ltd.	5,100	94,456
	Toyo Construction Co., Ltd.	21,000	80,399
	Toyo Corp.	5,600	50,930
	Toyo Denki Seizo K.K.	1,200	12,694
*	Toyo Engineering Corp.	7,500	21,995
#	Toyo Gosei Co., Ltd.	1,400	137,472
	Toyo Ink SC Holdings Co., Ltd.	10,400	193,235
	Toyo Kanetsu K.K.	2,200	47,088
#	Toyo Logistics Co., Ltd.	6,300	19,469
	Toyo Machinery & Metal Co., Ltd.	4,900	18,626
	Toyo Securities Co., Ltd.	14,000	15,485
	Toyo Seikan Group Holdings, Ltd.	25,200	235,429
	Toyo Suisan Kaisha, Ltd.	1,000	49,766
	Toyo Tanso Co., Ltd.	3,500	59,054
	Toyo Tire Corp.	33,000	489,545
	Toyo Wharf & Warehouse Co., Ltd.	1,500	20,438
	Toyobo Co., Ltd.	28,900	385,308
	Toyoda Gosei Co., Ltd.	17,700	449,844
	Toyota Boshoku Corp.	16,400	238,224
	Toyota Industries Corp.	4,800	310,192
	TPR Co., Ltd.	6,600	79,032
*	Traders Holdings Co., Ltd.	5,540	21,432
	Trancom Co., Ltd.	2,400	172,449
	Transaction Co., Ltd.	2,200	19,276
	Transcosmos, Inc.	1,300	35,464
	Trend Micro, Inc.	10,500	588,159
	Tri Chemical Laboratories, Inc.	1,400	168,123
	Trinity Industrial Corp.	2,000	12,989
#	Trusco Nakayama Corp.	7,400	190,837
	TS Tech Co., Ltd.	11,700	323,841
	TSI Holdings Co., Ltd.	13,100	30,745
	Tsubaki Nakashima Co., Ltd.	14,500	107,246
	Tsubakimoto Chain Co.	7,100	157,654
	Tsubakimoto Kogyo Co., Ltd.	1,200	38,287
*	Tsudakoma Corp.	1,200	9,866
	Tsugami Corp.	12,100	168,791
	Tsukada Global Holdings, Inc.	5,000	11,572
	Tsukishima Kikai Co., Ltd.	6,600	78,662
	Tsukuba Bank, Ltd.	28,700	48,560
	Tsukui Holdings Corp.	16,000	79,952
	Tsumura & Co.	6,000	176,108
	Tsuruha Holdings, Inc.	2,500	350,062
	Tsurumi Manufacturing Co., Ltd.	4,800	80,907
	Tsutsumi Jewelry Co., Ltd.	1,500	33,696
	Tsuzuki Denki Co., Ltd.	1,700	25,930
	TV Asahi Holdings Corp.	5,300	80,075
	Tv Tokyo Holdings Corp.	2,500	55,738
	TYK Corp.	5,500	17,084
	UACJ Corp.	10,100	159,995
	Ube Industries, Ltd.	33,900	581,993
	Uchida Yoko Co., Ltd.	2,300	113,530
	Ueki Corp.	200	5,273
	Ulvac, Inc.	8,900	326,002
	Unicharm Corp.	6,300	291,507
*	Uniden Holdings Corp.	1,300	24,757
	UNIMAT Retirement Community Co., Ltd.	1,200	10,989
	Union Tool Co.	1,200	35,468
	Unipres Corp.	13,400	103,799

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	United Arrows, Ltd.	5,400	$73,329
	United Super Markets Holdings, Inc.	11,400	122,633
	UNITED, Inc.	2,400	32,989
*	Unitika, Ltd.	18,800	61,951
#	Urbanet Corp. Co., Ltd.	3,300	8,132
	Usen-Next Holdings Co., Ltd.	2,700	34,700
	Ushio, Inc.	22,600	252,457
	USS Co., Ltd.	13,900	254,239
*	UT Group Co., Ltd.	5,200	162,026
	Utoc Corp.	3,900	17,522
#	V Technology Co., Ltd.	2,400	102,818
	Valor Holdings Co., Ltd.	12,400	305,474
	Valqua, Ltd.	4,800	80,476
	Value HR Co., Ltd.	1,400	21,870
	ValueCommerce Co., Ltd.	2,700	85,547
	V-Cube, Inc.	4,000	88,078
*	Vector, Inc.	4,800	40,916
	Vertex Corp.	2,060	32,000
*	Village Vanguard Co., Ltd.	1,200	12,000
*	Vision, Inc.	3,000	26,040
#*	Visionary Holdings Co., Ltd.	2,390	7,280
	Vital KSK Holdings, Inc.	11,600	104,387
	VT Holdings Co., Ltd.	25,500	89,539
	Wacoal Holdings Corp.	12,400	224,773
	Wacom Co., Ltd.	22,600	148,573
	Wakachiku Construction Co., Ltd.	3,700	41,146
*	Wakamoto Pharmaceutical Co., Ltd.	4,500	10,567
	Wakita & Co., Ltd.	11,200	115,940
	Warabeya Nichiyo Holdings Co., Ltd.	3,800	54,358
#	Waseda Academy Co., Ltd.	2,000	18,526
#	Watahan & Co., Ltd.	2,200	27,637
#	WATAMI Co., Ltd.	2,900	26,495
	Watts Co., Ltd.	1,800	13,665
	WDB Holdings Co., Ltd.	1,400	40,647
	Weathernews, Inc.	900	47,534
	Welcia Holdings Co., Ltd.	7,060	276,691
	West Holdings Corp.	6,890	235,394
#	Will Group, Inc.	3,100	23,073
	WIN-Partners Co., Ltd.	1,900	19,546
	Wood One Co., Ltd.	1,900	20,736
	Workman Co., Ltd.	800	70,936
	World Holdings Co., Ltd.	2,600	52,774
	Wowow, Inc.	1,700	44,819
	Xebio Holdings Co., Ltd.	6,300	41,141
	YAC Holdings Co., Ltd.	1,700	10,038
	Yagi & Co., Ltd.	800	10,932
	Yahagi Construction Co., Ltd.	6,700	53,868
	Yaizu Suisankagaku Industry Co., Ltd.	1,700	15,963
	Yakult Honsha Co., Ltd.	2,700	130,661
	YAKUODO Holdings Co., Ltd.	2,500	61,267
	YAMABIKO Corp.	8,100	101,622
	YAMADA Consulting Group Co., Ltd.	1,400	13,476
	Yamada Holdings Co., Ltd.	60,200	293,523
	Yamagata Bank, Ltd. (The)	7,399	91,359
	Yamaguchi Financial Group, Inc.	50,300	327,200
	Yamaha Motor Co., Ltd.	36,700	524,737
	Yamaichi Electronics Co., Ltd.	3,200	41,031
#	YA-MAN, Ltd.	5,800	82,538
	Yamanashi Chuo Bank, Ltd. (The)	7,300	59,495

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	2,600	$33,903
#	Yamato Corp.	4,700	32,147
	Yamato Holdings Co., Ltd.	13,800	365,292
	Yamato International, Inc.	3,200	9,788
	Yamato Kogyo Co., Ltd.	11,100	266,568
	Yamaura Corp.	2,200	18,919
	Yamazaki Baking Co., Ltd.	13,200	216,821
	Yamazawa Co., Ltd.	900	14,740
	Yamazen Corp.	15,300	149,944
	Yaoko Co., Ltd.	3,700	261,893
	Yashima Denki Co., Ltd.	4,900	42,662
	Yaskawa Electric Corp.	4,900	190,531
	Yasuda Logistics Corp.	3,400	30,396
	Yasunaga Corp.	2,300	22,240
	Yellow Hat, Ltd.	8,100	132,939
	Yodogawa Steel Works, Ltd.	5,700	106,998
	Yokogawa Bridge Holdings Corp.	6,500	115,053
	Yokogawa Electric Corp.	29,700	436,630
	Yokohama Reito Co., Ltd.	12,100	97,859
	Yokohama Rubber Co., Ltd. (The)	36,400	522,864
	Yokowo Co., Ltd.	1,800	45,535
	Yondenko Corp.	1,100	23,672
	Yondoshi Holdings, Inc.	3,700	63,014
	Yorozu Corp.	5,900	63,719
	Yoshinoya Holdings Co., Ltd.	10,000	183,815
	Yotai Refractories Co., Ltd.	4,900	36,571
	Yuasa Trading Co., Ltd.	4,400	125,351
#	Yuken Kogyo Co., Ltd.	700	9,618
#	Yumeshin Holdings Co., Ltd.	7,900	55,438
	Yurtec Corp.	10,600	64,141
	Yushin Precision Equipment Co., Ltd.	4,600	30,504
	Yushiro Chemical Industry Co., Ltd.	2,000	24,724
	Yutaka Giken Co., Ltd.	200	2,803
	Z Holdings Corp.	116,500	812,361
	Zaoh Co., Ltd.	800	10,605
	Zenitaka Corp. (The)	600	26,877
	Zenkoku Hosho Co., Ltd.	11,400	449,592
	Zenrin Co., Ltd.	5,700	62,624
	Zensho Holdings Co., Ltd.	11,500	268,745
	Zeon Corp.	32,100	390,542
	ZIGExN Co., Ltd.	9,400	27,969
	ZOZO, Inc.	13,700	347,540
	Zuiko Corp.	2,800	27,975

TOTAL JAPAN			307,225,879

NETHERLANDS — (3.6%)
	Aalberts NV	27,666	928,170
*Ω	ABN AMRO Bank NV	26,025	213,776
*	Accell Group NV	5,059	136,614
#*Ω	Adyen NV	277	465,566
#	Aegon NV	220,453	593,022
#	Aegon NV	78,736	212,587
	Akzo Nobel NV	16,598	1,596,554
*	Altice Europe NV	82,141	403,859
*	Altice Europe NV, Class B	3,103	15,320
	AMG Advanced Metallurgical Group NV	6,267	112,811
	Amsterdam Commodities NV	4,113	85,715
	APERAM SA	13,547	363,556
*	Arcadis NV	20,168	468,643

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	ArcelorMittal SA	58,288	$792,717
	ASM International NV	10,610	1,515,435
	ASML Holding NV	1,474	533,297
	ASML Holding NV	11,471	4,143,400
	ASR Nederland NV	39,201	1,189,573
*Ω	Basic-Fit NV	9,132	221,563
	BE Semiconductor Industries NV	28,622	1,153,287
*	Beter Bed Holding NV	3,857	16,591
*	Boskalis Westminster	19,683	395,798
#*	Brunel International NV	1,267	8,983
	Coca-Cola European Partners P.L.C.	30,139	1,074,769
	Corbion NV	15,816	718,326
Ω	Flow Traders	13,664	447,875
	ForFarmers NV	11,164	65,267
#*	Fugro NV	17,870	68,197
*Ω	GrandVision NV	15,221	423,123
*	Heijmans NV	6,603	55,960
*	Hunter Douglas NV	1,198	69,176
	IMCD NV	6,809	788,080
*	ING Groep NV	223,675	1,532,111
Ω	Intertrust NV	22,243	344,876
#*	Kendrion NV	4,270	76,650
	Koninklijke Ahold Delhaize NV	197,838	5,423,873
*	Koninklijke BAM Groep NV	84,466	104,675
	Koninklijke DSM NV	15,319	2,449,929
	Koninklijke KPN NV	629,613	1,700,446
*	Koninklijke Philips NV	16,602	768,951
*	Koninklijke Philips NV	15,814	735,370
	Koninklijke Vopak NV	14,905	774,112
	Nedap N.V	1,294	67,240
	NN Group NV	23,565	820,084
*	OCI NV	22,781	272,729
*	Ordina NV	25,878	69,649
*	PostNL NV	56,376	186,984
	Prosus N.V	11,347	1,132,839
*	Randstad NV	28,962	1,445,103
	SBM Offshore NV	44,687	722,150
*Ω	Signify NV	35,687	1,266,722
*	Sligro Food Group NV	7,241	103,592
	TKH Group NV	11,860	381,877
*	TomTom NV	17,116	115,001
	Unilever NV	55,845	3,158,593
#	Unilever NV	14,403	811,951
	Van Lanschot Kempen NV	3,124	62,528
	Wolters Kluwer NV	24,419	1,977,125

TOTAL NETHERLANDS			45,782,770

NEW ZEALAND — (0.6%)
*	a2 Milk Co., Ltd. (The)	56,401	546,140
*	Abano Healthcare Group, Ltd.	2,986	8,520
*	Air New Zealand, Ltd.	201,351	188,832
	Arvida Group, Ltd.	101,944	117,844
*	Auckland International Airport, Ltd.	72,736	336,467
*	CBL Corp., Ltd.	8,101	0
	Chorus, Ltd.	131,800	732,910
#*	Comvita, Ltd.	3,438	7,499
	Contact Energy, Ltd.	48,151	234,750
	EBOS Group, Ltd.	19,228	327,288
#*	Eroad, Ltd.	3,923	10,648

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Fisher & Paykel Healthcare Corp., Ltd.	30,399	$703,262
*	Fletcher Building, Ltd.	149,957	406,102
#	Fonterra Co-operative Group, Ltd.	11,157	34,019
	Freightways, Ltd.	28,554	158,462
	Genesis Energy, Ltd.	73,584	150,812
#	Gentrack Group, Ltd.	5,468	4,378
	Hallenstein Glasson Holdings, Ltd.	9,781	39,625
	Heartland Group Holdings, Ltd.	103,746	91,889
	Infratil, Ltd.	92,363	330,751
	Investore Property, Ltd.	32,045	47,231
*	Kathmandu Holdings, Ltd.	112,029	86,351
	Mainfreight, Ltd.	12,273	437,618
	Mercury NZ, Ltd.	24,238	85,690
	Meridian Energy, Ltd.	28,632	100,350
*	Metlifecare, Ltd.	46,591	184,836
#	NEW Zealand King Salmon Investments, Ltd.	12,378	13,664
*	New Zealand Refining Co., Ltd. (The)	33,462	12,404
*	NZME, Ltd.	18,597	7,337
	NZX, Ltd.	71,993	81,828
	Oceania Healthcare, Ltd.	27,669	24,656
	PGG Wrightson, Ltd.	9,143	17,843
#	Port of Tauranga, Ltd.	23,836	114,067
*	Restaurant Brands New Zealand, Ltd.	7,836	61,474
	Ryman Healthcare, Ltd.	23,391	216,462
#	Sanford, Ltd.	19,210	70,492
#	Scales Corp., Ltd.	27,860	93,346
	Skellerup Holdings, Ltd.	28,994	59,029
*	SKY Network Television, Ltd.	330,175	32,489
	Spark New Zealand, Ltd.	178,747	530,461
	Steel & Tube Holdings, Ltd.	26,145	10,529
	Summerset Group Holdings, Ltd.	59,481	408,726
*	Synlait Milk, Ltd.	9,559	33,654
*	Tourism Holdings, Ltd.	28,830	42,653
*	TOWER, Ltd.	132,447	49,887
#	Trustpower, Ltd.	7,314	34,224
	Vector, Ltd.	17,959	49,858
*	Vista Group International, Ltd.	16,899	16,815
	Warehouse Group, Ltd. (The)	25,303	39,941
	Z Energy, Ltd.	105,160	196,518

TOTAL NEW ZEALAND			7,590,631

NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	85,449	45,597
*	Adevinta ASA, Class B	3,392	52,502
	AF Gruppen ASA	6,191	100,595
#*	Akastor ASA	34,023	24,562
	Aker ASA, Class A	1,789	72,025
#	Aker BP ASA	14,802	230,517
*	Aker Carbon Capture A/S	12,863	9,486
*	Aker Solutions ASA	32,032	31,343
	American Shipping Co. ASA	14,670	42,705
*	Atea ASA	17,327	201,319
	Austevoll Seafood ASA	22,138	150,793
#Ω	Avance Gas Holding, Ltd.	10,487	29,945
#*	Axactor SE	15,198	11,636
*	B2Holding ASA	87,665	57,126
*	Bakkafrost P/F	1,831	104,745
	Bonheur ASA	6,002	126,977
	Borregaard ASA	29,576	396,191

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	BW Energy, Ltd.	5,512	$8,543
Ω	BW LPG, Ltd.	22,221	97,284
	BW Offshore, Ltd.	27,016	65,013
*	DNB ASA	47,752	644,881
#	DNO ASA	166,002	69,036
Ω	Entra ASA	13,602	177,819
	Equinor ASA	97,963	1,249,979
	Equinor ASA, Sponsored ADR	3,101	39,786
Ω	Europris ASA	35,896	186,582
Ω	Fjordkraft Holding ASA	1,122	9,241
#	FLEX LNG, Ltd.	9,540	61,408
#	Frontline, Ltd.	17,943	99,580
	Gjensidige Forsikring ASA	4,661	88,815
	Grieg Seafood ASA	5,914	41,830
#	Hoegh LNG Holdings, Ltd.	11,854	13,989
#*	Kongsberg Automotive ASA	558,700	10,734
*	Kvaerner ASA	31,962	24,896
	Leroy Seafood Group ASA	13,669	64,206
	Mowi ASA	20,357	321,600
*	NEL ASA	38,804	74,270
*	Nordic Semiconductor ASA	7,727	81,277
*	Norsk Hydro ASA	117,409	329,962
	Norway Royal Salmon ASA	1,206	25,922
*	Norwegian Finans Holding ASA	33,922	244,447
	Norwegian Property ASA	1,195	1,405
	Ocean Yield ASA	15,119	33,618
#*	Odfjell Drilling, Ltd.	26,164	27,566
*	Odfjell SE, Class A	3,280	7,220
*	Olav Thon Eiendomsselskap ASA	3,755	52,243
	Orkla ASA	17,331	163,601
#*	Otello Corp. ASA	37,717	76,174
*	PGS ASA	89,474	22,251
*	Protector Forsikring ASA	15,499	73,514
*	REC Silicon ASA	28,794	30,748
*	Salmar ASA	4,507	228,867
*Ω	Sbanken ASA	22,150	141,242
Ω	Scatec Solar ASA	11,874	262,673
*	Schibsted ASA, Class A	2,182	89,196
*	Schibsted ASA, Class B	2,783	100,418
	Selvaag Bolig ASA	9,716	48,464
*	Solon Eiendom ASA	3,787	12,731
*	SpareBank 1 SR-Bank ASA	50,194	400,295
	Stolt-Nielsen, Ltd.	7,288	67,396
*	Storebrand ASA	83,073	438,405
*	Subsea 7 SA	46,148	306,490
	Telenor ASA	23,788	367,579
	TGS NOPEC Geophysical Co. ASA	28,530	263,207
	Tomra Systems ASA	9,964	402,413
	Treasure ASA	11,954	19,449
*	Veidekke ASA	20,274	233,656
	Wilh Wilhelmsen Holding ASA, Class A	2,180	32,282
*Ω	XXL ASA	10,335	23,621
	Yara International ASA	10,096	353,314

TOTAL NORWAY			9,999,202

PORTUGAL — (0.2%)
	Altri SGPS SA	17,850	69,005
*	Banco Comercial Portugues SA, Class R	1,456,963	128,123
*	Banco Espirito Santo SA	114,362	0

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
*	CTT-Correios de Portugal SA	26,952	$65,944
	EDP - Energias de Portugal SA	67,830	334,583
	EDP Renovaveis SA	18,674	355,006
	Galp Energia SGPS SA	63,721	517,490
	Jeronimo Martins SGPS SA	27,162	431,434
#*	Mota-Engil SGPS SA	24,656	31,524
	Navigator Co. SA (The)	58,061	127,927
#	NOS SGPS SA	86,892	298,626
	REN - Redes Energeticas Nacionais SGPS SA	36,176	95,019
	Semapa-Sociedade de Investimento e Gestao	7,457	56,044
	Sonae SGPS SA	248,597	146,530

TOTAL PORTUGAL			2,657,255

SINGAPORE — (0.9%)
	Accordia Golf Trust	210,700	2,211
	AEM Holdings, Ltd.	25,700	63,615
	Amara Holdings, Ltd.	40,200	10,148
	Ascendas India Trust	141,900	135,178
*	Banyan Tree Holdings, Ltd.	72,700	12,777
#	Best World International, Ltd.	53,300	9,864
	Boustead Projects, Ltd.	2,700	1,458
	Boustead Singapore, Ltd.	79,500	40,780
	Bukit Sembawang Estates, Ltd.	34,300	89,617
	CapitaLand, Ltd.	85,600	161,081
	Centurion Corp., Ltd.	37,000	8,661
	China Aviation Oil Singapore Corp., Ltd.	71,400	48,088
	China Sunsine Chemical Holdings, Ltd.	135,500	39,195
	Chip Eng Seng Corp., Ltd.	104,700	32,984
	Chuan Hup Holdings, Ltd.	81,300	12,464
	City Developments, Ltd.	32,100	149,068
	ComfortDelGro Corp., Ltd.	272,800	269,816
*	COSCO Shipping International Singapore Co., Ltd.	312,900	41,966
	CSE Global, Ltd.	79,800	25,530
	Dairy Farm International Holdings, Ltd.	20,000	75,336
	DBS Group Holdings, Ltd.	101,177	1,507,117
	Del Monte Pacific, Ltd.	53,748	4,922
	Delfi, Ltd.	70,200	32,922
*	Ezion Holdings, Ltd.	982,352	5,825
#*	Ezra Holdings, Ltd.	190,010	287
	Far East Orchard, Ltd.	39,600	28,415
	First Resources, Ltd.	102,800	91,193
	Food Empire Holdings, Ltd.	42,400	18,033
	Fragrance Group, Ltd.	64,000	5,306
	Fraser and Neave, Ltd.	43,400	36,896
	Frasers Property, Ltd.	85,400	68,138
	Frencken Group, Ltd.	61,500	42,604
	Fu Yu Corp., Ltd.	102,100	17,195
*	Gallant Venture, Ltd.	52,000	4,761
*	Geo Energy Resources, Ltd.	113,700	8,490
	GL, Ltd.	85,500	30,700
#	Golden Agri-Resources, Ltd.	1,746,000	180,500
*	Golden Energy & Resources, Ltd.	34,500	3,829
	Great Eastern Holdings, Ltd.	2,700	35,169
	GuocoLand, Ltd.	70,700	75,675
*	Halcyon Agri Corp., Ltd.	43,213	7,758
	Hanwell Holdings, Ltd.	88,400	18,493
	Haw Par Corp., Ltd.	29,200	200,500
	Hi-P International, Ltd.	51,800	45,845
	Ho Bee Land, Ltd.	39,400	67,165

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Hong Fok Corp., Ltd.	66,700	$31,253
	Hong Leong Asia, Ltd.	59,600	20,563
	Hong Leong Finance, Ltd.	79,500	130,998
	Hongkong Land Holdings, Ltd.	92,300	338,848
	Hotel Grand Central, Ltd.	28,891	19,585
	Hour Glass, Ltd. (The)	49,200	25,223
	Hutchison Port Holdings Trust	1,246,300	180,858
*	Hyflux, Ltd.	78,700	1,033
	iFAST Corp., Ltd.	17,500	47,283
*	Indofood Agri Resources, Ltd.	119,900	24,988
	Japfa, Ltd.	182,930	86,418
	Jardine Cycle & Carriage, Ltd.	16,866	219,395
*	k1 Ventures, Ltd.	16,400	0
	Keppel Corp., Ltd.	92,900	298,531
	Keppel Infrastructure Trust	516,571	206,441
	KSH Holdings, Ltd.	38,300	8,682
	Lian Beng Group, Ltd.	68,800	19,858
	Lum Chang Holdings, Ltd.	70,700	17,859
	Metro Holdings, Ltd.	98,700	49,185
#*	Midas Holdings, Ltd.	218,800	5,766
*	mm2 Asia, Ltd.	101,700	12,905
	NetLink NBN Trust	160,900	113,240
	Oversea-Chinese Banking Corp., Ltd.	109,095	672,870
	Oxley Holdings, Ltd.	188,056	28,934
	Pan-United Corp., Ltd.	47,875	9,473
	Penguin International, Ltd.	28,666	8,624
	Q&M Dental Group Singapore, Ltd.	44,700	15,055
	QAF, Ltd.	44,382	28,297
*	Raffles Education Corp., Ltd.	133,900	12,719
	Riverstone Holdings, Ltd.	41,600	115,893
	Roxy-Pacific Holdings, Ltd.	25,150	6,349
#	SATS, Ltd.	95,100	207,397
	SBS Transit, Ltd.	6,200	12,942
	Sembcorp Industries, Ltd.	283,900	328,602
*	Sembcorp Marine, Ltd.	1,394,232	122,589
	Sheng Siong Group, Ltd.	98,700	120,637
	SIA Engineering Co., Ltd.	20,500	24,470
	SIIC Environment Holdings, Ltd.	190,400	25,225
	Sinarmas Land, Ltd.	175,900	21,349
	Sing Holdings, Ltd.	67,700	18,106
	Singapore Airlines, Ltd.	341,250	846,851
	Singapore Exchange, Ltd.	55,400	351,366
	Singapore Post, Ltd.	342,600	167,038
	Singapore Press Holdings, Ltd.	272,600	197,473
	Singapore Reinsurance Corp., Ltd.	60,800	12,584
	Singapore Telecommunications, Ltd.	217,800	323,764
	Singapore Telecommunications, Ltd.	32,500	48,583
	Stamford Land Corp., Ltd.	122,800	26,561
	StarHub, Ltd.	98,600	84,452
	Straits Trading Co., Ltd.	19,800	22,521
	Sunningdale Tech, Ltd.	49,000	55,714
*	Swiber Holdings, Ltd.	23,999	358
	Tuan Sing Holdings, Ltd.	108,685	23,099
	UMS Holdings, Ltd.	71,875	49,504
	United Industrial Corp., Ltd.	6,800	10,857
	United Overseas Bank, Ltd.	43,170	599,823
	UOB-Kay Hian Holdings, Ltd.	66,943	64,774
	UOL Group, Ltd.	59,151	269,622
	Valuetronics Holdings, Ltd.	117,650	48,220

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Venture Corp., Ltd.	46,200	$651,270
	Vicom, Ltd.	10,800	15,912
	Wee Hur Holdings, Ltd.	81,000	11,680
	Wing Tai Holdings, Ltd.	114,900	150,587
#	Yangzijiang Shipbuilding Holdings, Ltd.	675,500	454,779

TOTAL SINGAPORE			11,893,410

SPAIN — (2.0%)
	Acciona SA	6,672	674,116
*	Acerinox SA	44,968	356,969
	ACS Actividades de Construccion y Servicios SA	43,465	1,033,194
*Ω	Aena SME SA	5,096	686,613
	Alantra Partners SA	3,441	43,992
	Almirall SA	13,696	146,491
	Amadeus IT Group SA	22,819	1,087,238
*	Amper SA	166,633	33,945
*	Applus Services SA	42,510	333,214
	Atresmedia Corp. de Medios de Comunicacion SA	12,702	33,293
*	Azkoyen SA	1,900	9,032
	Banco Bilbao Vizcaya Argentaria SA	250,085	721,533
	Banco de Sabadell SA	1,288,208	394,202
*	Banco Santander SA	693,511	1,388,794
	Bankia SA	346,671	426,468
	Bankinter SA	150,679	566,273
	CaixaBank SA	280,319	511,468
Ω	Cellnex Telecom SA	13,046	837,435
	CIE Automotive SA	8,712	170,498
*	Construcciones y Auxiliar de Ferrocarriles SA	2,899	91,845
	Ebro Foods SA	10,278	230,133
*	eDreams ODIGEO SA	7,637	19,765
	Elecnor SA	7,592	77,489
	Enagas SA	49,350	1,065,159
*	Ence Energia y Celulosa SA	24,877	55,566
	Endesa SA	25,811	692,489
	Ercros SA	32,968	68,421
Ω	Euskaltel SA	29,850	283,819
	Faes Farma SA	92,588	348,924
	Ferrovial SA	4,601	99,645
	Fluidra SA	5,799	104,783
	Fomento de Construcciones y Contratas SA	8,384	70,959
Ω	Gestamp Automocion SA	12,752	38,995
Ω	Global Dominion Access SA	32,538	115,753
	Grifols SA	18,278	493,948
	Grupo Catalana Occidente SA	8,381	193,351
	Grupo Empresarial San Jose SA	5,655	26,438
*	Grupo Ezentis SA	9,294	2,486
	Iberdrola SA	411,859	4,863,052
	Iberpapel Gestion SA	773	14,311
*	Indra Sistemas SA	31,444	188,575
	Industria de Diseno Textil SA	31,700	782,652
*	Liberbank SA	583,259	156,076
	Mapfre SA	244,660	369,149
*	Mediaset Espana Comunicacion SA	58,553	195,755
*	Melia Hotels International SA	28,859	106,957
*Ω	Metrovacesa S.A.	1,642	9,256
	Naturgy Energy Group SA	36,458	677,322
*Ω	Neinor Homes SA	1,088	13,135
#*	Obrascon Huarte Lain SA	27,745	18,660
	Pharma Mar SA	1,866	250,528

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Promotora de Informaciones SA, Class A	63,603	$47,525
	Prosegur Cia de Seguridad SA	35,857	82,133
*	Quabit Inmobiliaria SA	21,153	8,041
*	Realia Business SA	45,114	32,087
	Red Electrica Corp. SA	35,355	622,760
	Repsol SA	85,739	538,275
	Sacyr SA	107,429	182,694
*	Solaria Energia y Medio Ambiente SA	7,125	138,622
*Ω	Talgo SA	3,146	11,195
*	Tecnicas Reunidas SA	2,606	20,898
#	Telefonica SA, Sponsored ADR	2,253	7,480
	Telefonica SA	398,142	1,295,168
*	Tubacex SA	25,843	28,592
*Ω	Unicaja Banco SA	226,737	145,185
	Vidrala SA	5,114	488,392
	Viscofan SA	5,628	379,963
*	Vocento SA	7,738	5,700
	Zardoya Otis SA	25,889	158,152

TOTAL SPAIN			25,373,026

SWEDEN — (3.4%)
*	AAK AB	15,812	307,736
Ω	AcadeMedia AB	17,150	138,013
*	Adapteo Oyj	9,188	84,392
*	AddLife AB, Class B	11,140	167,402
*	AddNode Group AB	5,324	131,377
	AddTech AB, Class B	39,452	435,987
*	AF Poyry AB	17,697	404,385
*	Alfa Laval AB	41,354	839,974
Ω	Alimak Group AB	8,324	102,407
*	Arise AB	2,979	11,517
	Arjo AB, Class B	44,131	313,709
	Assa Abloy AB, Class B	12,751	273,285
	Atlas Copco AB, Class A	25,253	1,114,697
	Atlas Copco AB, Class B	14,445	553,471
	Atrium Ljungberg AB, Class B	5,609	90,614
*Ω	Attendo AB	23,033	105,539
	Avanza Bank Holding AB	21,325	406,163
	Axfood AB	7,378	171,488
	Beijer Alma AB	8,702	113,521
*	Beijer Electronics Group AB	6,458	25,420
	Beijer Ref AB	8,919	246,938
	Bergman & Beving AB	6,396	57,531
	Besqab AB	1,035	14,919
*	Bilia AB, Class A	33,505	445,670
	BillerudKorsnas AB	50,615	790,661
	BioGaia AB, Class B	3,627	172,110
*	Biotage AB	9,092	151,444
	Boliden AB	51,310	1,399,177
*	Bonava AB, Class B	21,002	163,212
Ω	Bravida Holding AB	34,487	397,634
*	Bufab AB	8,811	131,297
*	Bulten AB	2,966	24,851
	Bure Equity AB	17,729	514,454
*	Byggmax Group AB	18,910	93,448
	Castellum AB	8,453	175,997
	Catena AB	3,861	157,141
*	Cavotec SA	8,277	17,230
*	Clas Ohlson AB, Class B	8,494	75,157

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Cloetta AB, Class B	60,701	$142,673
#*	Collector AB	2,194	3,549
*	Concentric AB	9,782	162,080
*Ω	Coor Service Management Holding AB	4,123	26,492
	Dios Fastigheter AB	16,550	115,877
*Ω	Dometic Group AB	47,882	517,579
*	Doro AB	5,800	27,082
*	Duni AB	9,006	78,826
Ω	Dustin Group AB	12,279	78,090
	Eastnine AB	4,136	50,897
*	Elanders AB, Class B	1,369	12,389
#	Electrolux AB, Class B	35,797	807,164
*	Electrolux Professional AB, Class B	40,371	152,189
	Elekta AB, Class B	21,330	249,476
#*Ω	Eltel AB	14,557	33,837
*	Enea AB	3,517	62,870
	Epiroc AB, Class A	20,192	301,499
	Epiroc AB, Class B	11,238	160,879
	Essity AB, Class A	1,061	32,134
#	Essity AB, Class B	33,701	975,418
	Fabege AB	18,006	227,360
*	Fagerhult AB	13,677	61,837
*	Fastighets AB Balder, Class B	5,906	277,958
#	FastPartner AB, Class A	5,997	49,722
#*	Fenix Outdoor International AG	573	59,441
#*	Fingerprint Cards AB, Class B	1,921	3,240
	Getinge AB, Class B	20,588	403,112
#*	Granges AB	25,022	225,702
*	Gunnebo AB	15,756	43,836
*	Haldex AB	9,561	38,971
	Hennes & Mauritz AB, Class B	37,777	614,194
#*	Hexagon AB, Class B	6,501	476,505
*	Hexpol AB	41,759	367,787
*	HMS Networks AB	752	16,471
#*Ω	Hoist Finance AB	12,304	43,943
	Holmen AB, Class B	10,168	385,056
	Hufvudstaden AB, Class A	8,902	116,217
*	Humana AB	8,389	49,893
	Husqvarna AB, Class A	7,516	75,993
	Husqvarna AB, Class B	56,372	581,286
	ICA Gruppen AB	9,354	442,803
*	Indutrade AB	10,578	535,553
#	International Petroleum Corp.	14,208	22,181
	Intrum AB	14,527	354,995
*	Inwido AB	16,779	177,555
*	ITAB Shop Concept AB, Class B	2,085	2,989
	JM AB	17,307	499,824
#	Klovern AB, Class B	92,370	140,751
*	KNOW IT AB	5,488	150,147
	Kungsleden AB	16,633	141,144
	Lagercrantz Group AB, Class B	45,873	282,737
	Lifco AB, Class B	5,335	390,530
	Lindab International AB	19,129	295,305
*	Loomis AB	24,059	536,607
#	Lundin Energy AB	8,160	155,993
#*	Medivir AB, Class B	2,235	3,532
*	Mekonomen AB	10,277	99,661
	Millicom International Cellular SA	8,549	251,077
	MIPS AB	539	23,187

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Modern Times Group MTG AB, Class B	19,257	$256,475
*	Momentum Group AB, Class B	4,954	68,007
#	Mycronic AB	9,725	205,184
*	NCC AB, Class B	13,371	213,099
*	Nederman Holding AB	5,462	73,513
*	Net Insight AB, Class B	19,401	3,995
*	New Wave Group AB, Class B	14,821	66,866
*	Nibe Industrier AB, Class B	6,223	149,842
*	Nobia AB	31,165	187,844
*Ω	Nobina AB	39,899	218,792
*	Nolato AB, Class B	3,702	307,918
*	Nordic Entertainment Group AB, Class B	8,789	313,748
*Ω	Nordic Waterproofing Holding A.S.	7,292	100,094
	NP3 Fastigheter AB	6,024	70,203
*	Nyfosa AB	31,889	263,666
*	OEM International AB, Class B	1,603	48,762
*	Pandox AB	11,193	111,746
*	Peab AB, Class B	57,999	536,780
	Platzer Fastigheter Holding AB, Class B	8,730	83,640
	Pricer AB, Class B	31,342	93,653
*	Proact IT Group AB	3,942	93,800
*	Qliro AB	3,377	12,714
*	Qliro Group AB	33,776	23,958
	Ratos AB, Class B	62,494	227,687
#*	RaySearch Laboratories AB	3,756	31,795
#*	Recipharm AB, Class B	16,642	267,985
Ω	Resurs Holding AB	20,316	92,876
	Rottneros AB	22,228	19,927
	Sagax AB, Class B	10,830	170,106
	Samhallsbyggnadsbolaget i Norden AB	127,297	350,338
*	Sandvik AB	40,388	719,920
#*	SAS AB	58,821	10,345
#*	SAS AB	529,389	58,184
*	Scandi Standard AB	16,388	110,953
#*Ω	Scandic Hotels Group AB	13,093	33,214
	Sectra AB, Class B	4,544	276,868
*	Securitas AB, Class B	41,478	585,501
*	Semcon AB	4,640	33,408
*Ω	Sinch AB	333	31,613
*	Skandinaviska Enskilda Banken AB, Class A	78,203	671,079
*	Skandinaviska Enskilda Banken AB, Class C	1,001	9,205
	Skanska AB, Class B	45,102	845,913
	SKF AB, Class A	1,710	35,072
	SKF AB, Class B	44,677	914,581
	SkiStar AB	10,368	116,216
	SSAB AB, Class A	2,180	6,597
*	SSAB AB, Class A	41,934	121,689
	SSAB AB, Class B	12,326	33,210
*	SSAB AB, Class B	111,791	301,580
*	Svenska Cellulosa AB SCA, Class A	2,239	30,975
*	Svenska Cellulosa AB SCA, Class B	54,248	733,786
*	Svenska Handelsbanken AB, Class A	60,068	486,712
#*	Svenska Handelsbanken AB, Class B	1,480	14,287
	Sweco AB, Class B	13,082	658,288
*	Swedbank AB, Class A	32,068	502,044
*	Swedish Orphan Biovitrum AB	24,528	423,011
*	Systemair AB	4,558	127,985
	Tele2 AB, Class B	63,816	753,157
	Telefonaktiebolaget LM Ericsson, Class B	35,061	391,439

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Telia Co. AB	160,451	$613,910
*Ω	Thule Group AB	13,962	456,816
*	Trelleborg AB, Class B	39,255	653,194
	Troax Group AB	5,952	97,016
*	VBG Group AB, Class B	2,264	35,587
*	Volvo AB, Class A	26,300	510,575
*	Volvo AB, Class B	164,207	3,191,722
	Wallenstam AB, Class B	11,503	152,485
	Wihlborgs Fastigheter AB	21,978	396,141

TOTAL SWEDEN			43,245,354

SWITZERLAND — (4.8%)
	ABB, Ltd.	60,836	1,476,186
	Adecco Group AG	32,662	1,601,546
*	Alcon, Inc.	25,813	1,467,211
	Allreal Holding AG	4,218	893,369
	ALSO Holding AG	1,645	384,875
*	ams AG	25,439	544,692
*	APG SGA SA	313	60,902
*	Arbonia AG	12,911	143,347
*	Aryzta AG	163,610	82,120
*	Ascom Holding AG	5,979	71,685
*	Autoneum Holding AG	854	105,722
	Baloise Holding AG	9,807	1,341,159
	Banque Cantonale de Geneve	500	89,205
	Banque Cantonale Vaudoise	5,550	537,796
	Belimo Holding AG	40	297,468
	Bell Food Group AG	632	160,206
	Bellevue Group AG	2,601	68,376
	Berner Kantonalbank AG	1,225	278,756
	BKW AG	2,693	267,508
	Bobst Group SA	2,128	102,389
	Bossard Holding AG, Class A	2,664	432,788
	Bucher Industries AG	1,940	747,913
	Burckhardt Compression Holding AG	444	111,165
	Burkhalter Holding AG	843	54,206
*	Calida Holding AG	1,402	41,914
*	Carlo Gavazzi Holding AG	117	19,143
	Cembra Money Bank AG	7,525	836,055
	Cicor Technologies, Ltd.	650	29,296
	Cie Financiere Richemont SA	18,359	1,147,507
	Cie Financiere Tradition SA	555	63,913
#	Clariant AG	54,449	934,111
	Coltene Holding AG	1,138	87,780
	Conzzeta AG	328	330,617
	Credit Suisse Group AG	71,491	674,258
#	Credit Suisse Group AG, Sponsored ADR	45,157	424,928
	Daetwyler Holding AG	859	192,175
	DKSH Holding AG	9,959	640,763
#	dormakaba Holding AG	602	276,795
*	Dottikon Es Holding AG	48	61,765
	EFG International AG	26,058	141,300
	Emmi AG	566	534,643
	EMS-Chemie Holding AG	618	543,580
	Energiedienst Holding AG	346	10,112
#*	Evolva Holding SA	22,215	4,975
#*	Feintool International Holding AG	721	36,985
*	Flughafen Zurich AG	4,044	545,751
	Forbo Holding AG	269	411,864

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	GAM Holding AG	40,315	$65,157
	Geberit AG	2,995	1,704,662
	Georg Fischer AG	1,075	1,085,801
	Givaudan SA	375	1,529,227
	Gurit Holding AG	111	232,471
	Helvetia Holding AG	9,409	737,789
*	Hiag Immobilien Holding AG	870	88,253
*	HOCHDORF Holding AG	269	16,988
	Huber & Suhner AG	4,158	299,854
	Hypothekarbank Lenzburg AG	7	32,868
	Implenia AG	3,739	74,994
*	Ina Invest Holding AG	748	13,902
	Inficon Holding AG	344	252,582
	Interroll Holding AG	152	408,398
	Intershop Holding AG	192	117,734
	Investis Holding SA	821	78,731
	Julius Baer Group, Ltd.	37,018	1,647,495
*	Jungfraubahn Holding AG	867	96,115
	Kardex Holding AG	3,375	595,890
*	Komax Holding AG	807	146,169
#	Kudelski SA	5,386	19,013
	Kuehne + Nagel International AG	4,290	857,412
	LafargeHolcim, Ltd.	42,561	1,826,702
*	Landis & Gyr Group AG	348	19,436
*	Lastminute.com NV	1,394	23,779
	LEM Holding SA	86	155,894
	Liechtensteinische Landesbank AG	3,082	173,974
	Logitech International SA	3,921	329,859
#	Logitech International SA	9,093	769,722
	Luzerner Kantonalbank AG	797	339,169
*	Meier Tobler Group AG	1,442	14,375
	Metall Zug AG	47	58,078
*	Mikron Holding AG	1,918	9,723
	Mobilezone Holding AG	7,762	72,702
	Mobimo Holding AG	1,711	494,452
	OC Oerlikon Corp. AG	54,611	380,141
#	Orell Fuessli AG	12	1,189
	Orior AG	1,160	84,564
	Partners Group Holding AG	1,398	1,258,627
	Phoenix Mecano AG	139	63,156
	Plazza AG, Class A	201	63,128
	PSP Swiss Property AG	7,189	869,337
	Rieter Holding AG	320	27,556
	Romande Energie Holding SA	35	43,039
#	Schaffner Holding AG	178	37,262
#	Schindler Holding AG	1,034	265,782
	Schweiter Technologies AG	283	386,515
	SFS Group AG	4,476	417,811
	SGS SA	427	1,066,565
	SIG Combibloc Group AG	44,592	917,203
	Sika AG	10,331	2,541,475
*	Sonova Holding AG	2,791	662,494
	St Galler Kantonalbank AG	745	314,386
	Straumann Holding AG	321	335,077
	Sulzer AG	4,076	298,332
*	Sunrise Communications Group AG	12,273	1,470,966
	Swatch Group AG (The)	4,735	1,002,735
	Swatch Group AG (The)	9,270	378,916
	Swiss Life Holding AG	3,322	1,117,483

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	15,599	$1,312,343
	Swiss Re AG	18,210	1,306,760
#*	Swiss Steel Holding AG	119,472	22,804
	Swisscom AG	5,200	2,644,724
	Swissquote Group Holding SA	2,546	202,731
#	Temenos AG	8,199	881,160
	Thurgauer Kantonalbank	103	11,626
	TX Group AG	707	49,497
	u-blox Holding AG	1,941	97,574
#	UBS Group AG	132,413	1,547,908
	Valiant Holding AG	3,297	264,519
*	Valora Holding AG	987	140,901
Ω	VAT Group AG	4,826	905,430
	Vaudoise Assurances Holding SA	240	116,603
*	Vetropack Holding AG	3,200	178,495
	Vifor Pharma AG	6,395	719,730
#*	Von Roll Holding AG	5,887	4,363
	Vontobel Holding AG	7,247	444,744
	VP Bank AG	977	110,842
	VZ Holding AG	2,505	210,503
*	V-ZUG Holding AG	470	35,793
	Walliser Kantonalbank	126	14,772
	Warteck Invest AG	23	56,959
	Ypsomed Holding AG	385	47,874
	Zehnder Group AG	2,871	137,311
	Zug Estates Holding AG, Class B	44	91,685
	Zuger Kantonalbank AG	23	158,628
	Zurich Insurance Group AG	5,942	1,973,609

TOTAL SWITZERLAND			61,393,817

UNITED KINGDOM — (11.9%)
	3i Group P.L.C.	84,503	1,055,416
*	4imprint Group P.L.C.	4,442	119,086
*	A.G. Barr P.L.C.	16,244	99,229
*	AA P.L.C.	92,061	27,174
	Admiral Group P.L.C.	17,663	629,224
#	Afren P.L.C.	38,660	0
	Aggreko P.L.C.	74,766	426,140
	Air Partner P.L.C.	9,325	7,795
	AJ Bell P.L.C.	15,040	82,098
	Alliance Pharma P.L.C.	28,396	27,036
	Allied Minds P.L.C.	21,013	9,894
	Anglo American P.L.C.	78,959	1,852,629
	Anglo Pacific Group P.L.C.	44,965	61,530
	Anglo-Eastern Plantations P.L.C.	3,681	22,753
	Antofagasta P.L.C.	35,962	479,524
*	Arrow Global Group P.L.C.	41,043	66,622
*Ω	Ascential P.L.C.	33,021	118,257
	Ashmore Group P.L.C.	65,852	304,667
	Ashtead Group P.L.C.	49,049	1,772,499
*	ASOS P.L.C.	5,832	332,737
	Associated British Foods P.L.C.	19,900	437,636
Ω	Auto Trader Group P.L.C.	164,268	1,235,037
Ω	Avast P.L.C.	94,690	581,893
	AVEVA Group P.L.C.	1,995	110,738
	Aviva P.L.C.	346,470	1,155,676
	Avon Rubber P.L.C.	5,568	283,639
	B&M European Value Retail SA	144,685	908,030
*	Balfour Beatty P.L.C.	91,434	252,693

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Bank of Georgia Group P.L.C.	7,070	$82,217
#*	Barclays P.L.C., Sponsored ADR	184,598	1,020,827
*	Barclays P.L.C.	152,565	211,466
*	Barratt Developments P.L.C.	122,547	765,990
	Beazley P.L.C.	81,479	310,620
	Begbies Traynor Group P.L.C.	10,387	11,242
	Bellway P.L.C.	35,890	1,085,858
	Berkeley Group Holdings P.L.C.	23,683	1,245,211
	BHP Group P.L.C., ADR	76,133	2,959,290
	BHP Group P.L.C.	12,358	239,403
Ω	Biffa P.L.C.	39,027	109,297
	Bloomsbury Publishing P.L.C.	10,127	33,516
	Bodycote P.L.C.	53,188	448,526
*	Boohoo Group P.L.C.	100,272	351,423
	BP P.L.C., Sponsored ADR	211,329	3,271,371
	BP P.L.C.	511,686	1,305,149
	Braemar Shipping Services P.L.C.	6,415	10,218
	Brewin Dolphin Holdings P.L.C.	48,153	151,566
	Britvic P.L.C.	57,617	550,567
	BT Group P.L.C.	1,600,510	2,102,028
	Bunzl P.L.C.	19,825	616,285
	Burberry Group P.L.C.	60,497	1,062,497
	Burford Capital, Ltd.	7,666	65,299
*	Cairn Energy P.L.C.	162,750	292,588
*	Capita P.L.C.	77,891	24,877
	Capital & Counties Properties P.L.C.	32,179	43,613
	Card Factory P.L.C.	111,232	46,356
	CareTech Holdings P.L.C.	11,897	69,972
	Carnival P.L.C.	5,572	62,992
	Carnival P.L.C., ADR	4,479	52,852
	Centamin P.L.C.	286,277	460,405
*	Centrica P.L.C.	1,365,069	657,413
	Chesnara P.L.C.	23,799	80,834
#	Cineworld Group P.L.C.	152,705	56,478
*	Circassia Group P.L.C.	29,532	8,282
	City of London Investment Group P.L.C.	7,175	37,358
	Clarkson P.L.C.	4,236	110,331
	Clipper Logistics P.L.C.	10,168	57,374
	Close Brothers Group P.L.C.	31,400	437,847
	CLS Holdings P.L.C.	26,474	67,993
Ω	CMC Markets P.L.C.	21,462	93,203
*	Coats Group P.L.C.	64,496	47,479
	Coca-Cola HBC AG	13,883	315,355
	Compass Group P.L.C.	127,369	1,743,390
	Computacenter P.L.C.	24,302	717,821
Ω	ContourGlobal P.L.C.	4,045	10,119
Ω	ConvaTec Group P.L.C.	177,755	416,112
	Costain Group P.L.C.	29,107	12,327
Ω	Countryside Properties P.L.C.	70,684	308,722
	Cranswick P.L.C.	9,017	375,874
*	Crest Nicholson Holdings P.L.C.	69,001	196,220
	Croda International P.L.C.	10,918	853,324
	CVS Group P.L.C.	5,704	91,447
	Daily Mail & General Trust P.L.C., Class A	19,039	166,680
	DCC P.L.C.	4,000	259,928
*	De La Rue P.L.C.	30,988	54,202
	Debenhams P.L.C.	140,138	0
	Dechra Pharmaceuticals P.L.C.	5,148	232,884
	Devro P.L.C.	60,589	118,569

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	DFS Furniture P.L.C.	24,652	$65,662
*	Dignity P.L.C.	9,279	62,938
	Diploma P.L.C.	21,899	630,592
	Direct Line Insurance Group P.L.C.	172,861	590,736
	DiscoverIE Group P.L.C.	5,122	38,146
	Dixons Carphone P.L.C.	279,270	348,118
	Domino’s Pizza Group P.L.C.	83,305	357,670
	Drax Group P.L.C.	100,175	383,606
*	DS Smith P.L.C.	229,150	840,567
	Dunelm Group P.L.C.	21,181	358,084
	easyJet P.L.C.	37,457	245,622
	Electrocomponents P.L.C.	133,391	1,171,148
*	Elementis P.L.C.	65,114	62,761
	EMIS Group P.L.C.	8,652	111,601
*	EnQuest P.L.C.	385,681	47,683
*Ω	Equiniti Group P.L.C.	63,280	84,656
	Euromoney Institutional Investor P.L.C.	15,368	164,067
	Evraz P.L.C.	44,279	206,193
	Experian P.L.C.	66,671	2,442,418
	FDM Group Holdings P.L.C.	16,023	206,868
	Ferguson P.L.C.	13,617	1,352,455
	Ferrexpo P.L.C.	122,170	301,492
	Fevertree Drinks P.L.C.	11,386	297,055
*	Firstgroup P.L.C.	378,789	201,555
*Ω	Forterra P.L.C.	60,604	141,773
*	Foxtons Group P.L.C.	38,161	16,811
*	Frasers Group P.L.C.	44,943	218,026
	Fresnillo P.L.C.	14,547	219,405
*	G4S P.L.C.	472,272	1,245,343
	Galliford Try Holdings P.L.C.	31,809	29,419
	Games Workshop Group P.L.C.	6,452	867,384
	Gamma Communications P.L.C.	8,557	185,157
*	Gem Diamonds, Ltd.	29,324	13,966
	Genel Energy P.L.C.	24,692	36,079
*	Glencore P.L.C.	657,917	1,327,173
	Go-Ahead Group P.L.C. (The)	16,062	121,864
	GoCo Group P.L.C.	52,665	65,742
*	Grafton Group P.L.C.	30,844	268,142
	Grainger P.L.C.	102,732	372,180
	Greencore Group P.L.C.	90,910	106,432
*	Greggs P.L.C.	45,157	754,161
	Gulf Keystone Petroleum, Ltd.	61,826	56,174
*Ω	Gym Group P.L.C. (The)	12,823	22,940
	H&T Group P.L.C.	3,000	8,563
	Halfords Group P.L.C.	56,734	176,778
	Halma P.L.C.	45,737	1,403,558
	Hargreaves Lansdown P.L.C.	22,581	396,434
Ω	Hastings Group Holdings P.L.C.	59,373	191,850
*	Hays P.L.C.	433,514	598,622
	Headlam Group P.L.C.	12,033	41,411
	Helical P.L.C.	31,554	138,989
	Henry Boot P.L.C.	7,607	24,340
	Hill & Smith Holdings P.L.C.	18,338	285,192
	Hilton Food Group P.L.C.	11,038	165,623
*	Hiscox, Ltd.	51,387	549,233
*	Hochschild Mining P.L.C.	81,816	233,386
	Hollywood Bowl Group P.L.C.	17,863	30,095
	HomeServe P.L.C.	81,529	1,168,430
*	Horizon Discovery Group P.L.C.	7,750	8,918

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*Ω	Hostelworld Group P.L.C.	2,565	$1,662
*	Howden Joinery Group P.L.C.	191,376	1,579,971
#	HSBC Holdings P.L.C., Sponsored ADR	150,687	3,161,413
	Hunting P.L.C.	33,325	60,288
	Hyve Group P.L.C.	40,610	26,820
*Ω	Ibstock P.L.C.	71,243	148,163
	IG Group Holdings P.L.C.	73,746	727,763
	IMI P.L.C.	92,056	1,234,341
*	Inchcape P.L.C.	133,755	858,000
*	Indivior P.L.C.	210,297	300,471
*	Informa P.L.C.	86,785	470,865
	IntegraFin Holdings P.L.C.	10,578	66,611
*	InterContinental Hotels Group P.L.C., ADR	6,252	319,718
*	InterContinental Hotels Group P.L.C.	4,909	249,426
	Intermediate Capital Group P.L.C.	33,198	504,260
	International Consolidated Airlines Group SA	78,180	97,771
*	International Personal Finance P.L.C.	63,650	47,032
	Intertek Group P.L.C.	12,670	912,630
	Investec P.L.C.	104,829	195,075
*	IP Group P.L.C.	162,676	168,068
*	ITV P.L.C.	327,353	305,932
*	IWG P.L.C.	224,713	737,101
	J Sainsbury P.L.C.	294,799	769,492
	James Fisher & Sons P.L.C.	11,386	167,352
	James Halstead P.L.C.	1,678	10,158
	JD Sports Fashion P.L.C.	169,439	1,630,084
	JET2 P.L.C.	13,505	148,787
Ω	John Laing Group P.L.C.	63,812	232,879
*	John Menzies P.L.C.	25,276	34,718
*	John Wood Group P.L.C.	169,146	464,321
	Johnson Matthey P.L.C.	32,315	899,553
*	Johnson Service Group P.L.C.	8,230	9,290
	Jupiter Fund Management P.L.C.	88,403	266,338
*Ω	Just Eat Takeaway.com NV	5,495	608,687
*	Just Group P.L.C.	281,946	153,915
	Kainos Group P.L.C.	10,660	170,973
	KAZ Minerals P.L.C.	64,883	529,389
	Keller Group P.L.C.	17,172	112,963
*	Kier Group P.L.C.	23,677	14,469
	Kin & Carta P.L.C.	20,775	21,556
*	Kingfisher P.L.C.	379,157	1,410,079
*	Lamprell P.L.C.	41,997	16,392
	Lancashire Holdings, Ltd.	31,881	263,098
	Legal & General Group P.L.C.	512,955	1,229,863
*	Liberty Global P.L.C., Class A	3,806	72,237
#*	Liberty Global P.L.C., Class C	9,330	174,098
	Liontrust Asset Management P.L.C.	7,244	117,162
*	Lloyds Banking Group P.L.C.	3,680,410	1,340,062
#*	Lloyds Banking Group P.L.C., ADR	153,413	216,312
	London Stock Exchange Group P.L.C.	9,052	975,815
	Lookers P.L.C.	75,313	15,367
*	LSL Property Services P.L.C.	15,412	40,920
	M&G P.L.C.	460,210	875,395
	Man Group P.L.C.	351,319	490,253
	Marks & Spencer Group P.L.C.	464,047	534,619
*	Marshalls P.L.C.	69,132	598,949
	McBride P.L.C.	51,771	41,118
*Ω	McCarthy & Stone P.L.C.	77,447	117,802
*	Mears Group P.L.C.	24,782	33,833

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Meggitt P.L.C.	92,288	$327,022
*	Melrose Industries P.L.C.	507,869	787,840
#*	Micro Focus International P.L.C., Sponsored ADR	27,103	77,786
*	Micro Focus International P.L.C.	16,455	46,172
*	Midwich Group P.L.C.	5,324	23,978
	Mitie Group P.L.C.	226,438	82,496
	MJ Gleeson P.L.C.	3,892	29,201
	Mondi P.L.C.	65,332	1,238,258
	Moneysupermarket.com Group P.L.C.	115,739	365,554
*	Morgan Advanced Materials P.L.C.	106,612	345,450
*	Morgan Sindall Group P.L.C.	10,265	146,670
	Mortgage Advice Bureau Holdings, Ltd.	1,800	17,800
	Motorpoint group P.L.C.	7,562	27,506
	MP Evans Group P.L.C.	1,424	10,696
	N Brown Group P.L.C.	54,752	40,478
*	National Express Group P.L.C.	140,758	273,059
	National Grid P.L.C.	6,526	77,631
	National Grid P.L.C., Sponsored ADR	14,934	887,826
*	Natwest Group P.L.C.	218,512	352,319
#*	Natwest Group P.L.C., Sponsored ADR	98,252	313,424
	NCC Group P.L.C.	9,698	23,015
	Next P.L.C.	9,979	753,679
*	Ninety One P.L.C.	52,414	140,902
	Norcros P.L.C.	17,708	39,941
	Numis Corp. P.L.C.	8,389	32,346
*	Ocado Group P.L.C.	16,623	490,211
Ω	On the Beach Group P.L.C.	23,702	66,055
*	OneSavings Bank P.L.C.	60,451	241,136
*	Oxford Instruments P.L.C.	16,863	346,856
*	Pagegroup P.L.C.	121,868	564,586
	Pan African Resources P.L.C.	286,130	72,607
	Paragon Banking Group P.L.C.	76,105	292,025
	PayPoint P.L.C.	11,734	76,577
	Pearson P.L.C.	100,456	663,690
#	Pearson P.L.C., Sponsored ADR	38,817	259,298
*	Pendragon P.L.C.	410,508	68,877
	Pennon Group P.L.C.	72,742	936,155
	Persimmon P.L.C.	44,772	1,355,540
*	Petrofac, Ltd.	37,629	57,970
*	Petropavlovsk P.L.C.	595,412	206,230
	Pets at Home Group P.L.C.	89,971	451,833
	Phoenix Group Holdings P.L.C.	101,852	874,628
*	Photo-Me International P.L.C.	91,911	58,323
	Plus500, Ltd.	20,999	402,440
	Polar Capital Holdings P.L.C.	8,724	58,116
*	Polypipe Group P.L.C.	50,707	301,920
	Porvair P.L.C.	3,597	23,669
*	Premier Foods P.L.C.	291,640	349,489
	Premier Miton Group P.L.C.	1,993	2,835
#*	Premier Oil P.L.C.	266,330	39,246
*	Provident Financial P.L.C.	34,288	103,252
#	Prudential P.L.C., ADR	29,732	726,353
	PZ Cussons P.L.C.	40,997	123,062
Ω	Quilter P.L.C.	297,352	472,094
	Rathbone Brothers P.L.C.	6,111	115,029
*	Raven Property Group, Ltd.	39,479	12,278
	Reach P.L.C.	84,124	114,483
	Redde Northgate P.L.C.	40,459	93,074
*	Redrow P.L.C.	65,201	351,537

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX P.L.C., Sponsored ADR	40,597	$800,972
	RELX P.L.C.	22,194	439,097
	Renewi P.L.C.	222,148	61,464
*	Renishaw P.L.C.	6,512	472,455
*	Renold P.L.C.	9,728	1,291
*	Rentokil Initial P.L.C.	294,780	2,006,923
	Rhi Magnesita NV	3,146	105,472
	Rhi Magnesita NV	3,685	122,270
	Ricardo P.L.C.	7,238	33,847
*	Rightmove P.L.C.	147,870	1,183,430
	Rio Tinto P.L.C.	24,424	1,381,455
#	Rio Tinto P.L.C., Sponsored ADR	64,997	3,689,880
	Robert Walters P.L.C.	10,939	56,592
*	Rockhopper Exploration P.L.C.	43,188	3,129
#	Rolls-Royce Holdings P.L.C.	124,927	115,628
	Rotork P.L.C.	125,868	458,594
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	144,202	3,482,478
	Royal Dutch Shell P.L.C., Class B	177,341	2,138,616
	Royal Mail P.L.C.	226,241	665,921
*	RPS Group P.L.C.	75,774	49,875
	RSA Insurance Group P.L.C.	116,006	637,058
	S&U P.L.C.	377	8,153
*	Saga P.L.C.	13,662	24,455
	Sage Group P.L.C. (The)	49,050	403,579
*	Savills P.L.C.	38,477	414,408
*	Scapa Group P.L.C.	19,974	31,314
	Schroders P.L.C.	7,945	269,156
	Schroders P.L.C.	3,290	78,496
*	SDL P.L.C.	14,020	125,399
*	Senior P.L.C.	97,428	69,301
*	Serco Group P.L.C.	71,709	119,853
	Severfield P.L.C.	44,779	32,073
	Severn Trent P.L.C.	23,750	747,463
*	SIG P.L.C.	113,835	35,408
	Signature Aviation P.L.C.	111,516	341,483
	Smith & Nephew P.L.C., Sponsored ADR	1,231	43,171
	Smith & Nephew P.L.C.	31,617	549,002
	Smiths Group P.L.C.	38,048	655,567
	Softcat P.L.C.	23,174	337,822
*	SolGold P.L.C.	26,045	11,555
	Spectris P.L.C.	18,340	588,627
	Speedy Hire P.L.C.	97,381	66,534
	Spirax-Sarco Engineering P.L.C.	7,791	1,138,993
	Spirent Communications P.L.C.	104,099	390,813
	SSE P.L.C.	88,935	1,458,488
	SSP Group P.L.C.	88,000	213,092
	St James’s Place P.L.C.	76,722	894,167
	St. Modwen Properties P.L.C.	55,303	237,526
	Stagecoach Group P.L.C.	106,849	52,617
*	Standard Chartered P.L.C.	227,241	1,038,447
	Standard Life Aberdeen P.L.C.	319,642	931,364
	SThree P.L.C.	31,635	100,863
*	Stobart Group, Ltd.	30,787	7,374
	Strix Group P.L.C.	8,484	24,678
*	Studio Retail Group P.L.C.	18,658	57,997
*	STV Group P.L.C.	5,021	17,760
	Superdry P.L.C.	9,884	23,058
	Synthomer P.L.C.	30,517	149,126
	TalkTalk Telecom Group P.L.C.	84,632	105,480

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Tate & Lyle P.L.C.	102,343	$788,939
	Tatton Asset Management P.L.C.	2,837	9,770
*	Taylor Wimpey P.L.C.	674,441	924,047
*	TBC Bank Group P.L.C.	1,400	16,679
	Ted Baker P.L.C.	10,393	13,778
	Telecom Plus P.L.C.	12,609	217,181
	TEN Entertainment Group P.L.C.	3,146	5,461
	Tesco P.L.C.	599,782	1,596,347
#	Thomas Cook Group P.L.C.	265,125	0
*Ω	TI Fluid Systems P.L.C.	9,768	24,308
	Topps Tiles P.L.C.	62,658	35,092
	TP ICAP P.L.C.	88,727	219,713
*	Travis Perkins P.L.C.	78,395	1,076,699
*	TT Electronics P.L.C.	27,053	68,694
	TUI AG	17,393	68,278
#	TUI AG	20,624	80,959
#*	Tullow Oil P.L.C.	430,466	112,930
*	Tyman P.L.C.	17,179	59,401
	U & I Group P.L.C.	32,804	23,806
	UDG Healthcare P.L.C.	14,227	133,720
#	Unilever P.L.C., Sponsored ADR	36,167	2,055,371
	Unilever P.L.C.	3,266	186,125
	United Utilities Group P.L.C.	68,285	763,346
	Urban & Civic P.L.C.	34,896	92,682
*	Vectura Group P.L.C.	170,435	227,391
	Vertu Motors P.L.C.	95,932	36,581
	Vesuvius P.L.C.	51,019	263,900
	Victrex P.L.C.	10,220	244,210
*	Virgin Money UK P.L.C.	306,322	371,441
*	Vistry Group P.L.C.	59,582	420,411
*	Vitec Group P.L.C. (The)	6,546	60,525
	Vodafone Group P.L.C.	1,582,603	2,111,142
#	Vodafone Group P.L.C., Sponsored ADR	5,740	77,547
	Volex P.L.C.	8,917	27,855
	Volution Group P.L.C.	9,901	24,898
	Vp P.L.C.	2,866	22,548
	Watkin Jones P.L.C.	11,811	20,505
*	Weir Group P.L.C. (The)	9,122	169,466
	WH Smith P.L.C.	26,286	339,795
*	Whitbread P.L.C.	20,905	582,053
*	Wilmington P.L.C.	1,608	2,676
	Wincanton P.L.C.	21,985	59,244
#*Ω	Wizz Air Holdings P.L.C.	2,207	91,367
	Wm Morrison Supermarkets P.L.C.	403,379	851,482
	WPP P.L.C.	147,315	1,176,647
*	Xaar P.L.C.	5,723	9,714
	XP Power, Ltd.	1,423	73,753

TOTAL UNITED KINGDOM			150,465,813

TOTAL COMMON STOCKS			1,201,087,670

PREFERRED STOCKS — (0.6%)

GERMANY — (0.6%)
	Bayerische Motoren Werke AG	6,387	330,230
	Biotest AG	1,499	45,055
	Draegerwerk AG & Co. KGaA	1,739	139,726
	Fuchs Petrolub SE	12,105	623,060
	Henkel AG & Co. KGaA	3,344	325,407
	Jungheinrich AG	18,575	675,333

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
GERMANY — (Continued)
Porsche Automobil Holding SE	13,444	$720,227
Sartorius AG	3,661	1,549,628
Sixt SE	2,328	110,224
STO SE & Co. KGaA	686	85,811
Volkswagen AG	20,204	2,942,997

TOTAL GERMANY		7,547,698

UNITED KINGDOM — (0.0%)
McBride P.L.C	569,481	738

TOTAL PREFERRED STOCKS		7,548,436

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	51,227	36,883
* Pan American Silver Corp. Rights 02/22/29	16,073	11,573

TOTAL CANADA		48,456

ITALY — (0.0%)
#* Banca Monte dei Paschi di Siena SpA Rights 11/21/20	18,901	0
* Cattolica Assicurazioni Rights 11/26/20	46,906	0

TOTAL ITALY		0

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	155,491	0

SPAIN — (0.0%)
* Vidrala SA Rights 11/5/20	5,114	24,389

UNITED KINGDOM — (0.0%)
* Rolls-Royce Holdings P.L.C. Rights 11/11/20	416,423	210,396

TOTAL RIGHTS/WARRANTS		283,241

TOTAL INVESTMENT SECURITIES (Cost $1,214,039,271)		1,208,919,347

		Value†
SECURITIES LENDING COLLATERAL — (4.7%)
@§ The DFA Short Term Investment Fund	5,125,461	59,306,708

TOTAL INVESTMENTS — (100.0%) (Cost $1,273,334,208)		$1,268,226,055

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$226,528	$76,994,953	—	$77,221,481
Austria	—	5,568,568	—	5,568,568
Belgium	513,219	10,285,024	—	10,798,243
Canada	133,598,753	362,223	—	133,960,976
Denmark	—	20,372,068	—	20,372,068
Finland	—	21,988,901	—	21,988,901

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
France	$97,636	$95,561,969	—	$95,659,605
Germany	2,468,996	77,832,473	—	80,301,469
Hong Kong	4,396	33,241,151	—	33,245,547
Ireland	4,838,819	7,342,816	—	12,181,635
Israel	939,648	8,992,504	—	9,932,152
Italy	1,411,581	32,818,287	—	34,229,868
Japan	—	307,225,879	—	307,225,879
Netherlands	9,042,667	36,740,103	—	45,782,770
New Zealand	—	7,590,631	—	7,590,631
Norway	49,272	9,949,930	—	9,999,202
Portugal	—	2,657,255	—	2,657,255
Singapore	—	11,893,410	—	11,893,410
Spain	7,480	25,365,546	—	25,373,026
Sweden	93,079	43,152,275	—	43,245,354
Switzerland	5,680,735	55,713,082	—	61,393,817
United Kingdom	23,662,224	126,803,589	—	150,465,813
Preferred Stocks
Germany	—	7,547,698	—	7,547,698
United Kingdom	—	738	—	738
Rights/Warrants
Canada	—	48,456	—	48,456
Spain	—	24,389	—	24,389
United Kingdom	—	210,396	—	210,396
Securities Lending Collateral	—	59,306,708	—	59,306,708

TOTAL	$182,635,033	$1,085,591,022	—	$1,268,226,055

See accompanying Notes to Financial Statements.

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (4.1%)
	AES Tiete Energia SA	118,227	$302,885
	AES Tiete Energia SA	14,760	7,563
	Alliar Medicos A Frente SA	18,837	31,778
	Alupar Investimento SA	63,339	251,791
*	Anima Holding SA	15,000	72,962
	Arezzo Industria e Comercio SA	14,328	150,573
	Atacadao SA	84,533	271,810
#*	Azul SA, ADR	24,879	294,816
*	B2W Cia Digital	23,590	309,329
	B3 SA - Brasil Bolsa Balcao	125,531	1,116,837
	Banco Bradesco SA, ADR	489,394	1,712,880
	Banco Bradesco SA	144,781	458,469
	Banco BTG Pactual SA	27,039	341,642
	Banco do Brasil SA	110,874	575,823
	Banco Santander Brasil SA	91,509	511,134
	BB Seguridade Participacoes SA	137,695	568,255
*	BR Malls Participacoes SA	226,537	322,161
	BR Properties SA	81,300	122,844
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,000	64,736
	Braskem SA, Sponsored ADR	31,186	248,241
*	BRF SA	61,349	179,408
	Camil Alimentos SA	40,653	85,657
	CCR SA	397,361	772,845
	Centrais Eletricas Brasileiras SA	39,182	212,095
	Cia Brasileira de Distribuicao	40,861	441,157
	Cia de Locacao das Americas	131,121	574,488
	Cia de Saneamento Basico do Estado de Sao Paulo	67,036	496,524
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	15,067	111,194
	Cia de Saneamento de Minas Gerais-COPASA	22,620	168,725
	Cia de Saneamento do Parana	117,009	483,089
	Cia de Saneamento do Parana	35,900	29,907
	Cia Energetica de Minas Gerais	36,199	73,308
	Cia Hering	22,800	63,219
	Cia Paranaense de Energia	7,300	69,858
#	Cia Siderurgica Nacional SA, Sponsored ADR	356,608	1,273,091
	Cia Siderurgica Nacional SA	13,277	47,527
	Cielo SA	449,277	263,868
	Cogna Educacao	464,320	347,151
	Construtora Tenda SA	27,523	128,838
*	Cosan Logistica SA	78,711	224,833
	Cosan SA	39,797	450,755
	CSU Cardsystem SA	21,700	49,353
	CVC Brasil Operadora e Agencia de Viagens SA	65,677	140,558
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,134	32,307
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	24,100	54,979
	Direcional Engenharia SA	46,496	91,324
	Duratex SA	136,852	457,211
*	EcoRodovias Infraestrutura e Logistica SA	80,044	139,360
	EDP - Energias do Brasil SA	97,712	289,494
*	Embraer SA, Sponsored ADR	70,575	290,769
	Enauta Participacoes SA	18,400	30,368
	Energisa SA	67,855	496,323
*	Eneva SA	55,128	505,360
	Engie Brasil Energia SA	46,911	326,123
	Equatorial Energia SA	268,654	933,134
	Even Construtora e Incorporadora SA	60,400	108,527
	Fleury SA	80,960	385,897

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Fras-Le SA	24,000	$25,305
*	Gafisa SA	65,913	43,766
*	Gol Linhas Aereas Inteligentes SA, ADR	19,848	108,571
	Grendene SA	67,936	94,955
	Guararapes Confeccoes SA	48,436	114,971
	Hapvida Participacoes e Investimentos SA	8,362	93,807
*	Helbor Empreendimentos SA	39,936	62,292
	Iguatemi Empresa de Shopping Centers SA	18,700	97,738
	Industrias Romi SA	17,616	37,670
	Instituto Hermes Pardini SA	18,968	70,874
*	International Meal Co. Alimentacao SA, Class A	50,116	25,154
	Iochpe-Maxion SA	62,700	145,114
	IRB Brasil Resseguros SA	221,724	237,260
	Itau Unibanco Holding SA	78,939	302,387
	JBS SA	370,435	1,255,668
	JHSF Participacoes SA	113,941	127,683
*	JSL SA	9,924	15,825
	Kepler Weber SA	6,872	46,552
	Klabin SA	352,719	1,459,328
*	Light SA	98,537	331,264
	Localiza Rent a Car SA	113,638	1,201,745
	LOG Commercial Properties e Participacoes SA	15,776	86,194
*	Log-in Logistica Intermodal SA	25,395	56,562
	Lojas Americanas SA	35,418	124,501
	Lojas Renner SA	206,305	1,346,495
	M Dias Branco SA	25,598	144,765
	Magazine Luiza SA	592,060	2,541,402
	Mahle-Metal Leve SA	22,637	70,381
	Marcopolo SA	67,500	28,115
*	Marfrig Global Foods SA	84,700	203,264
*	Marisa Lojas SA	55,309	59,474
*	Mills Estruturas e Servicos de Engenharia SA	79,911	70,748
*	Minerva SA	13,600	23,631
	Movida Participacoes SA	27,751	87,732
	MRV Engenharia e Participacoes SA	130,641	383,639
	Natura & Co. Holding SA	211,514	1,699,352
	Odontoprev SA	95,732	210,385
*	Omega Geracao SA	24,093	141,712
*	Paranapanema SA	6,366	10,550
*	Petro Rio SA	27,600	150,652
	Petrobras Distribuidora SA	119,731	400,220
#	Petroleo Brasileiro SA, Sponsored ADR	94,950	627,620
	Petroleo Brasileiro SA, Sponsored ADR	205,156	1,360,184
	Petroleo Brasileiro SA	1,047,556	3,468,759
	Porto Seguro SA	47,191	389,999
	Portobello SA	45,000	49,329
*	Profarma Distribuidora de Produtos Farmaceuticos SA	16,726	14,400
	Qualicorp Consultoria e Corretora de Seguros SA	113,481	629,511
	Raia Drogasil SA	248,295	1,041,135
*	Restoque Comercio e Confeccoes de Roupas SA	10,159	7,170
*	Rumo SA	248,120	793,056
	Sao Carlos Empreendimentos e Participacoes SA	8,500	54,070
	Sao Martinho SA	120,631	442,542
	Ser Educacional SA	13,385	31,025
*	SIMPAR SA	28,300	126,705
	SLC Agricola SA	30,400	135,471
	Smiles Fidelidade SA	36,500	91,791
	Sul America SA	87,702	611,230
*	Suzano SA	142,054	1,239,084

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
*	Suzano SA, Sponsored ADR	597	$5,169
*	Tecnisa SA	24,371	33,596
	Tegma Gestao Logistica SA	19,588	71,860
	Telefonica Brasil SA, ADR	19,463	143,248
*	Terra Santa Agro SA	1,900	5,404
	TIM SA	182,132	376,139
	TOTVS SA	129,300	608,423
	Transmissora Alianca de Energia Eletrica SA	118,153	579,651
	Trisul SA	43,752	80,291
*	Tupy SA	35,800	117,733
	Ultrapar Participacoes SA	97,988	279,724
	Ultrapar Participacoes SA, Sponsored ADR	43,722	124,170
	Unipar Carbocloro SA	6,533	39,622
	Usinas Siderurgicas de Minas Gerais SA Usiminas	41,700	85,683
#	Vale SA, Sponsored ADR	58,648	619,914
	Vale SA	1,092,023	11,523,624
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,992	36,885
*	Via Varejo SA	150,184	449,143
*	Vulcabras Azaleia SA	46,309	53,024
	WEG SA	104,353	1,379,079
	Wiz Solucoes e Corretagem de Seguros SA	25,000	38,951
	YDUQS Participacoes SA	155,879	622,652

TOTAL BRAZIL			60,689,922

CHILE — (0.6%)
	AES Gener SA	1,033,663	160,416
	Aguas Andinas SA, Class A	905,121	235,314
#	Banco de Chile, ADR	15,877	250,067
	Banco de Credito e Inversiones SA	7,419	232,266
	Banco Santander Chile, ADR	15,160	210,421
	Besalco SA	205,938	89,462
	Camanchaca SA	88,516	6,165
	CAP SA	30,941	255,632
	Cencosud SA	393,236	547,549
*	Cia Sud Americana de Vapores SA	8,594,661	250,352
	Colbun SA	1,932,355	291,878
	Embotelladora Andina SA, ADR, Class B	12,656	158,074
	Empresa Nacional de Telecomunicaciones SA	89,447	505,230
	Empresas CMPC SA	132,896	276,539
	Empresas COPEC SA	37,172	283,435
	Empresas Hites SA	72,367	9,751
	Enel Americas SA, ADR	200,074	1,300,477
	Enel Americas SA	2,676,676	355,110
	Enel Chile SA, ADR	159,898	532,459
	Engie Energia Chile SA	186,876	197,012
	Falabella SA	52,767	144,862
	Forus SA	49,232	59,579
	Grupo Security SA	634,725	99,690
	Hortifrut SA	9,628	9,478
	Inversiones Aguas Metropolitanas SA	269,993	182,201
	Inversiones La Construccion SA	12,479	67,165
	Itau CorpBanca Chile SA	31,741,013	83,779
	Itau CorpBanca Chile SA, ADR	4,431	16,882
	Molibdenos y Metales SA	3,068	22,209
	Multiexport Foods SA	327,691	93,706
	Parque Arauco SA	199,176	255,793
	PAZ Corp. SA	103,525	62,691
	Plaza SA	36,124	45,844

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Ripley Corp. SA	438,035	$107,700
	Salfacorp SA	182,054	87,592
	Sigdo Koppers SA	166,984	160,153
	SMU SA	443,423	58,323
	Sociedad Matriz SAAM SA	2,661,545	172,728
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	20,736	767,439
	Socovesa SA	166,772	37,546
	SONDA SA	242,411	153,916

TOTAL CHILE			8,836,885

CHINA — (35.2%)
*	21Vianet Group, Inc., ADR	21,649	497,061
	360 Security Technology, Inc., Class A	23,600	55,832
	361 Degrees International, Ltd.	365,000	44,816
*	3SBio, Inc.	501,500	467,747
*	51job, Inc., ADR	8,245	577,975
	5I5J Holding Group Co., Ltd., Class A	30,700	16,710
	AAC Technologies Holdings, Inc.	311,000	1,634,734
	AAG Energy Holdings, Ltd.	183,860	24,004
	Addsino Co., Ltd., Class A	7,700	23,171
*	Advanced Technology & Materials Co., Ltd., Class A	20,000	19,219
	AECC Aero-Engine Control Co., Ltd., Class A	5,700	15,238
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	11,700	17,176
	Agile Group Holdings, Ltd.	760,749	1,043,871
	Agricultural Bank of China, Ltd., Class H	6,482,000	2,205,282
	Aier Eye Hospital Group Co., Ltd., Class A	31,969	297,788
	Air China, Ltd., Class H	716,000	463,193
	Aisino Corp., Class A	32,500	75,506
	Ajisen China Holdings, Ltd.	284,000	35,981
	Ak Medical Holdings, Ltd.	38,000	85,028
	AKM Industrial Co., Ltd.	70,000	8,756
*	Alibaba Group Holding Ltd.	112,000	4,244,111
*	Alibaba Group Holding, Ltd., Sponsored ADR	175,235	53,392,352
*	Alibaba Health Information Technology, Ltd.	274,000	718,546
#	A-Living Services Co., Ltd., Class H	8,000	33,690
*	Aluminum Corp. of China, Ltd., ADR	4,838	26,367
*	Aluminum Corp. of China, Ltd., Class H	1,158,000	252,931
	Amoy Diagnostics Co., Ltd., Class A	1,900	23,904
	AMVIG Holdings, Ltd.	138,000	38,494
	Angang Steel Co., Ltd., Class H	771,200	226,441
	Anhui Anke Biotechnology Group Co., Ltd., Class A	8,200	21,290
	Anhui Conch Cement Co., Ltd., Class H	485,500	3,037,040
	Anhui Construction Engineering Group Co., Ltd., Class A	32,300	18,941
	Anhui Expressway Co., Ltd., Class H	148,000	71,080
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	8,000	22,638
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	19,000	13,897
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	17,800	17,336
	Anhui Jinhe Industrial Co., Ltd., Class A	10,105	43,024
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	21,100	29,612
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	15,600	25,766
	ANTA Sports Products, Ltd.	252,000	2,797,489
#*	Anton Oilfield Services Group	1,034,000	44,200
*	Aowei Holdings, Ltd.	78,000	14,900
	Apeloa Pharmaceutical Co., Ltd., Class A	17,000	51,944
	APT Satellite Holdings, Ltd.	146,000	36,064
	Asia Cement China Holdings Corp.	279,500	256,512
	Asymchem Laboratories Tianjin Co., Ltd., Class A	700	28,728
	Ausnutria Dairy Corp., Ltd.	217,000	310,110
	Autobio Diagnostics Co., Ltd., Class A	1,500	39,092

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co., Ltd., Class A	6,700	$49,149
	AVIC Aircraft Co., Ltd., Class A	6,700	24,273
	Avic Capital Co., Ltd., Class A	79,700	52,160
	AVIC Electromechanical Systems Co., Ltd., Class A	10,600	16,761
	Avic Heavy Machinery Co., Ltd., Class A	21,200	45,569
*	AVIC International Holding HK, Ltd.	1,469,171	19,920
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	7,356	60,963
	AviChina Industry & Technology Co., Ltd., Class H	980,000	505,559
	AVICOPTER P.L.C., Class A	3,600	26,958
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	22,200	22,078
	BAIC Motor Corp., Ltd., Class H	936,000	346,162
*	Baidu, Inc., Sponsored ADR	34,574	4,600,071
	BAIOO Family Interactive, Ltd.	254,000	26,985
	Bank of Beijing Co., Ltd., Class A	244,700	170,731
	Bank of Changsha Co., Ltd., Class A	54,996	74,050
	Bank of China, Ltd., Class H	12,256,356	3,871,306
	Bank of Chongqing Co., Ltd., Class H	211,000	118,262
	Bank of Communications Co., Ltd., Class H	1,844,580	907,501
	Bank of Guiyang Co., Ltd., Class A	33,817	38,567
	Bank of Hangzhou Co., Ltd., Class A	47,000	91,137
	Bank of Jiangsu Co., Ltd., Class A	146,400	131,475
	Bank of Nanjing Co., Ltd., Class A	176,400	201,732
	Bank of Ningbo Co., Ltd., Class A	117,326	596,140
	Bank of Shanghai Co., Ltd., Class A	164,400	192,867
	Bank of Tianjin Co., Ltd., Class H	45,000	16,271
	Bank of Zhengzhou Co., Ltd., Class H	78,100	18,462
	Baoshan Iron & Steel Co., Ltd., Class A	207,500	165,706
*	Baoye Group Co., Ltd., Class H	98,000	56,973
#*	Baozun, Inc., Sponsored ADR	17,140	627,153
	BBMG Corp., Class H	1,120,282	211,413
	Befar Group Co., Ltd., Class A	29,100	23,038
	Beibuwan Port Co., Ltd., Class A	12,900	19,293
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	9,400	22,833
*	Beijing BDStar Navigation Co., Ltd., Class A	4,400	38,997
	Beijing Capital Co., Ltd., Class A	189,410	82,508
	Beijing Capital Development Co., Ltd., Class A	11,300	10,426
	Beijing Capital International Airport Co., Ltd., Class H	948,000	579,236
	Beijing Capital Land, Ltd., Class H	868,000	149,357
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	25,250	104,858
	Beijing Dabeinong Technology Group Co., Ltd., Class A	12,100	15,013
	Beijing E-Hualu Information Technology Co., Ltd., Class A	8,760	41,613
	Beijing Enlight Media Co., Ltd., Class A	9,200	16,721
*	Beijing Enterprises Clean Energy Group, Ltd.	5,400,000	27,884
*	Beijing Enterprises Medical & Health Group, Ltd.	936,000	14,142
#	Beijing Enterprises Water Group, Ltd.	2,278,000	866,548
*	Beijing Gas Blue Sky Holdings, Ltd.	2,280,000	36,532
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	8,500	18,073
	Beijing Global Safety Technology Co., Ltd., Class A	1,600	8,882
*	Beijing Jetsen Technology Co., Ltd., Class A	21,600	16,605
	Beijing Jingneng Clean Energy Co., Ltd., Class H	482,000	136,453
	Beijing Kunlun Tech Co., Ltd., Class A	3,300	12,128
	Beijing New Building Materials P.L.C., Class A	18,754	96,953
	Beijing North Star Co., Ltd., Class H	524,000	105,023
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	57,000	41,386
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	10,500	19,025
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	27,903	154,942
	Beijing Originwater Technology Co., Ltd., Class A	34,200	39,705
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	66,700	73,071

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Shiji Information Technology Co., Ltd., Class A	3,900	$21,560
*	Beijing Shougang Co., Ltd., Class A	27,900	15,307
	Beijing Shuzhi Technology Co., Ltd., Class A	11,200	11,742
	Beijing Sinnet Technology Co., Ltd., Class A	11,200	32,000
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,500	19,160
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	24,100	19,277
	Beijing Strong Biotechnologies, Inc., Class A	4,000	13,365
	Beijing SuperMap Software Co., Ltd., Class A	6,600	20,497
	Beijing Thunisoft Corp., Ltd., Class A	5,300	18,510
	Beijing Tiantan Biological Products Corp., Ltd., Class A	16,920	87,280
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	125,000	31,941
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	14,400	19,568
*	Berry Genomics Co., Ltd., Class A	4,800	35,836
#	Best Pacific International Holdings, Ltd.	134,000	22,834
#*	BEST, Inc.	46,703	120,027
	Bestsun Energy Co., Ltd., Class A	12,600	9,657
	Betta Pharmaceuticals Co., Ltd., Class A	1,300	20,866
	Better Life Commercial Chain Share Co., Ltd., Class A	10,900	18,400
	BII Railway Transportation Technology Holdings Co., Ltd.	116,000	5,782
*	Bitauto Holdings, Ltd., ADR	14,158	225,679
	Blue Sail Medical Co., Ltd., Class A	5,000	17,800
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	41,800	42,902
*	Bohai Leasing Co., Ltd., Class A	139,600	53,051
#	Bosideng International Holdings, Ltd.	1,540,000	676,508
*	Boyaa Interactive International, Ltd.	202,000	14,393
	Bright Dairy & Food Co., Ltd., Class A	21,269	49,298
	Brilliance China Automotive Holdings, Ltd.	1,200,000	1,035,854
	B-Soft Co., Ltd., Class A	13,800	26,944
	BTG Hotels Group Co., Ltd., Class A	17,400	45,086
	BYD Co., Ltd., Class H	204,000	4,123,819
	BYD Electronic International Co., Ltd.	340,500	1,467,399
	C C Land Holdings, Ltd.	726,187	172,509
	C&S Paper Co., Ltd., Class A	14,200	42,983
*	CA Cultural Technology Group, Ltd.	208,000	89,680
	Cabbeen Fashion, Ltd.	64,000	24,152
	Caitong Securities Co., Ltd., Class A	23,900	45,980
	Camel Group Co., Ltd., Class A	17,600	21,759
	Canny Elevator Co., Ltd., Class A	11,900	18,906
	Canvest Environmental Protection Group Co., Ltd.	148,000	62,932
*	Capital Environment Holdings, Ltd.	1,962,000	29,966
#*	CAR, Inc.	106,000	33,949
	Carrianna Group Holdings Co., Ltd.	248,000	15,672
*	CCOOP Group Co., Ltd., Class A	34,900	15,454
*	CECEP COSTIN New Materials Group, Ltd.	186,000	2,699
	CECEP Solar Energy Co., Ltd., Class A	40,500	27,316
	CECEP Wind-Power Corp., Class A	32,400	13,134
	Central China Real Estate, Ltd.	432,194	232,547
	Central China Securities Co., Ltd., Class H	387,000	68,103
*	Century Sunshine Group Holdings, Ltd.	680,000	3,859
*	CGN New Energy Holdings Co., Ltd.	766,000	101,061
	CGN Nuclear Technology Development Co., Ltd., Class A	15,300	20,170
	CGN Power Co., Ltd., Class H	2,116,000	453,825
	Chacha Food Co., Ltd., Class A	7,300	64,866
	Changjiang Securities Co., Ltd., Class A	49,100	55,327
	Changsha Jingjia Microelectronics Co., Ltd., Class A	1,400	12,704
*	Changshouhua Food Co., Ltd.	110,000	57,505
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	3,100	75,257
	Chanjet Information Technology Co., Ltd., Class H	7,000	11,837

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Chaowei Power Holdings, Ltd.	282,000	$97,061
	Chaozhou Three-Circle Group Co., Ltd., Class A	13,600	63,145
	Cheetah Mobile, Inc., ADR	18,932	36,160
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,000	18,279
	Chengdu Hongqi Chain Co., Ltd., Class A	14,000	16,249
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	6,388	40,570
	Chengdu Xingrong Environment Co., Ltd., Class A	61,400	45,684
	China Aerospace International Holdings, Ltd.	784,000	39,519
	China Aerospace Times Electronics Co., Ltd., Class A	82,000	81,131
#	China Aircraft Leasing Group Holdings, Ltd.	136,500	110,278
	China Aoyuan Group, Ltd.	642,000	603,746
	China Baoan Group Co., Ltd., Class A	20,100	22,797
	China BlueChemical, Ltd., Class H	973,143	138,415
	China CAMC Engineering Co., Ltd., Class A	10,800	11,195
*	China Chengtong Development Group, Ltd.	1,142,000	27,404
	China Cinda Asset Management Co., Ltd., Class H	2,483,000	465,801
	China CITIC Bank Corp., Ltd., Class H	1,704,000	693,540
	China Coal Energy Co., Ltd., Class H	901,000	220,089
	China Common Rich Renewable Energy Investments, Ltd.	1,016,000	122,864
#	China Communications Construction Co., Ltd., Class H	1,011,000	529,381
	China Communications Services Corp., Ltd., Class H	940,800	548,163
	China Conch Venture Holdings, Ltd.	380,000	1,692,065
	China Construction Bank Corp., Class H	25,854,990	17,817,011
*	China CSSC Holdings, Ltd., Class A	5,500	14,662
	China CYTS Tours Holding Co., Ltd., Class A	11,900	17,532
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	100,839
*	China Dili Group	828,585	190,588
	China Distance Education Holdings, Ltd., ADR	15,985	137,791
#	China Dongxiang Group Co., Ltd.	1,381,000	171,131
#	China Eastern Airlines Corp., Ltd., ADR	4,656	91,490
#	China Eastern Airlines Corp., Ltd., Class H	508,000	202,396
	China Education Group Holdings, Ltd.	11,000	18,337
	China Electronics Huada Technology Co., Ltd.	270,000	24,115
#	China Electronics Optics Valley Union Holding Co., Ltd.	572,000	32,148
	China Energy Engineering Corp., Ltd., Class H	676,000	63,784
	China Everbright Bank Co., Ltd., Class H	879,000	304,618
	China Everbright Environment Group, Ltd.	1,357,592	684,925
#	China Everbright Greentech, Ltd.	302,000	119,938
	China Everbright, Ltd.	498,000	658,900
#	China Evergrande Group	701,000	1,397,946
	China Express Airlines Co., Ltd., Class A	15,700	27,291
	China Film Co., Ltd., Class A	11,100	21,008
*	China Financial Services Holdings, Ltd.	182,000	2,319
	China Foods, Ltd.	436,000	149,297
	China Fortune Land Development Co., Ltd., Class A	81,809	172,408
	China Galaxy Securities Co., Ltd., Class H	813,000	446,194
	China Gas Holdings, Ltd.	820,200	2,520,515
	China Gezhouba Group Co., Ltd., Class A	87,300	90,830
*	China Glass Holdings, Ltd.	200,000	9,944
*	China Grand Automotive Services Group Co., Ltd., Class A	74,000	38,734
	China Greatwall Technology Group Co., Ltd., Class A	20,200	45,831
*	China Greenland Broad Greenstate Group Co., Ltd.	184,000	10,320
	China Hanking Holdings, Ltd.	191,000	39,241
#	China Harmony Auto Holding, Ltd.	382,000	150,175
*	China High Precision Automation Group, Ltd.	73,000	2,154
	China High Speed Railway Technology Co., Ltd., Class A	46,800	18,835
	China High Speed Transmission Equipment Group Co., Ltd.	148,000	109,804
	China Hongqiao Group, Ltd.	759,000	549,168
	China Huarong Asset Management Co., Ltd., Class H	3,661,000	383,583

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	China Huiyuan Juice Group, Ltd.	159,000	$7,191
*	China International Capital Corp., Ltd., Class H	306,400	715,930
	China International Marine Containers Group Co., Ltd., Class H	225,600	306,603
	China Jinmao Holdings Group, Ltd.	1,431,120	725,080
	China Jushi Co., Ltd., Class A	35,600	74,331
	China Lesso Group Holdings, Ltd.	563,000	912,750
	China Life Insurance Co., Ltd., ADR	32,164	351,874
	China Life Insurance Co., Ltd., Class H	698,000	1,522,984
	China Lilang, Ltd.	206,000	130,505
#*	China Logistics Property Holdings Co., Ltd.	279,000	145,852
*	China Longevity Group Co., Ltd.	30,000	995
	China Longyuan Power Group Corp., Ltd., Class H	1,122,000	769,030
#*	China Lumena New Materials Corp.	23,400	0
	China Machinery Engineering Corp., Class H	491,000	94,558
#	China Maple Leaf Educational Systems, Ltd.	570,000	154,864
	China Medical System Holdings, Ltd.	718,000	755,033
	China Meheco Co., Ltd., Class A	24,500	55,143
	China Meidong Auto Holdings, Ltd.	188,000	769,854
	China Mengniu Dairy Co., Ltd.	737,000	3,474,450
	China Merchants Bank Co., Ltd., Class H	1,123,598	5,852,747
	China Merchants Land, Ltd.	652,000	94,580
	China Merchants Port Holdings Co., Ltd.	661,731	703,404
#*	China Merchants Securities Co., Ltd., Class H	80,340	99,646
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	52,500	110,511
*	China Metal Recycling Holdings, Ltd.	130,581	0
	China Minsheng Banking Corp., Ltd., Class H	1,603,020	877,313
	China Mobile, Ltd.	578,500	3,538,418
	China Mobile, Ltd., Sponsored ADR	315,413	9,692,641
*	China Modern Dairy Holdings, Ltd.	1,337,000	178,273
	China Molybdenum Co., Ltd., Class H	882,000	321,001
	China National Accord Medicines Corp., Ltd., Class A	7,600	56,520
	China National Building Material Co., Ltd., Class H	1,876,000	2,159,391
	China National Chemical Engineering Co., Ltd., Class A	64,600	51,169
	China National Medicines Corp., Ltd., Class A	13,200	84,659
	China New Town Development Co., Ltd.	416,254	6,593
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	27,700	17,860
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	15,100	22,792
*	China Oceanwide Holdings, Ltd.	728,000	14,662
*	China Oil & Gas Group, Ltd.	2,350,000	94,293
	China Oilfield Services, Ltd., Class H	776,000	468,612
	China Oriental Group Co., Ltd.	678,000	153,467
	China Overseas Grand Oceans Group, Ltd.	965,250	563,463
	China Overseas Land & Investment, Ltd.	1,510,000	3,792,803
	China Overseas Property Holdings, Ltd.	577,000	419,051
	China Pacific Insurance Group Co., Ltd., Class H	821,000	2,569,289
	China Pioneer Pharma Holdings, Ltd.	119,000	15,075
	China Power International Development, Ltd.	1,625,999	313,091
*	China Properties Group, Ltd.	128,000	7,437
	China Railway Construction Corp., Ltd., Class H	665,000	450,476
	China Railway Group, Ltd., Class H	1,282,000	590,121
	China Railway Hi-tech Industry Co., Ltd., Class A	17,400	23,510
#	China Railway Signal & Communication Corp., Ltd., Class H	413,000	136,208
	China Railway Tielong Container Logistics Co., Ltd., Class A	25,000	18,665
*	China Rare Earth Holdings, Ltd.	1,065,200	50,229
	China Reinsurance Group Corp., Class H	1,736,000	166,154
	China Resources Cement Holdings, Ltd.	1,186,000	1,552,983
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	21,041	39,635
	China Resources Land, Ltd.	978,222	4,000,601

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Power Holdings Co., Ltd.	521,903	$543,207
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	17,781	72,005
	China Sanjiang Fine Chemicals Co., Ltd.	397,000	109,252
	China SCE Group Holdings, Ltd.	1,190,600	511,717
#*	China Shanshui Cement Group, Ltd.	381,000	92,606
*	China Shengmu Organic Milk, Ltd.	1,109,000	74,541
	China Shenhua Energy Co., Ltd., Class H	1,267,384	2,195,921
	China Shineway Pharmaceutical Group, Ltd.	131,000	82,453
*	China Silver Group, Ltd.	428,000	40,581
	China South City Holdings, Ltd.	3,086,000	311,396
	China South Publishing & Media Group Co., Ltd., Class A	16,200	25,409
*	China Southern Airlines Co., Ltd., Sponsored ADR	5,478	146,920
#*	China Southern Airlines Co., Ltd., Class H	570,000	298,557
	China Spacesat Co., Ltd., Class A	4,600	21,591
	China State Construction Engineering Corp., Ltd., Class A	509,200	389,260
	China State Construction International Holdings, Ltd.	759,408	526,813
*	China Sunshine Paper Holdings Co., Ltd.	178,000	30,625
#	China Suntien Green Energy Corp., Ltd., Class H	647,000	150,877
	China Taiping Insurance Holdings Co., Ltd.	649,212	980,405
	China Telecom Corp., Ltd., ADR	24,375	765,375
	China Telecom Corp., Ltd., Class H	302,000	94,801
#	China Tian Lun Gas Holdings, Ltd.	105,500	88,902
#*	China Tianrui Group Cement Co., Ltd.	59,000	56,030
*	China Tianying, Inc., Class A	86,200	56,491
	China Tourism Group Duty Free Corp., Ltd., Class A	8,944	266,629
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,092,000	436,362
	China TransInfo Technology Co., Ltd., Class A	6,500	21,591
#*	China Travel International Investment Hong Kong, Ltd.	1,172,000	149,986
	China Unicom Hong Kong, Ltd.	1,424,000	877,739
	China Unicom Hong Kong, Ltd., ADR	97,313	602,367
	China United Network Communications, Ltd., Class A	583,400	416,303
	China Vanke Co., Ltd., Class H	517,900	1,607,543
	China Vast Industrial Urban Development Co., Ltd.	185,000	74,000
	China Water Affairs Group, Ltd.	296,000	212,342
*	China Water Industry Group, Ltd.	236,000	8,218
	China West Construction Group Co., Ltd., Class A	27,300	37,256
*	China Wood Optimization Holding, Ltd.	100,000	19,360
	China XLX Fertiliser, Ltd.	238,000	69,207
	China Yangtze Power Co., Ltd., Class A	213,453	605,547
	China Yongda Automobiles Services Holdings, Ltd.	246,500	351,225
	China Yuhua Education Corp., Ltd.	426,000	336,982
*	China Yurun Food Group, Ltd.	301,000	27,258
#*	China ZhengTong Auto Services Holdings, Ltd.	700,000	97,517
	China Zhenhua Group Science & Technology Co., Ltd., Class A	4,800	30,029
*	China Zhongwang Holdings, Ltd.	944,318	192,800
#	Chinasoft International, Ltd.	804,000	583,654
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	67,315
*	Chongqing Changan Automobile Co., Ltd., Class A	22,600	55,927
	Chongqing Department Store Co., Ltd., Class A	9,000	48,476
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	5,460	14,512
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	9,800	61,226
	Chongqing Machinery & Electric Co., Ltd., Class H	568,000	30,850
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,151,000	459,601
	Chongqing Zhifei Biological Products Co., Ltd., Class A	16,400	392,812
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,100	20,268
	Chow Tai Seng Jewellery Co., Ltd., Class A	5,700	20,988
	Chu Kong Shipping Enterprise Group Co., Ltd.	132,000	16,204
	CIFI Holdings Group Co., Ltd.	965,465	668,856
#	CIMC Enric Holdings, Ltd.	316,000	148,797

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CIMC-TianDa Holdings Co., Ltd.	1,390,000	$43,311
	Cinda Real Estate Co., Ltd., Class A	30,500	18,995
	Cisen Pharmaceutical Co., Ltd., Class A	4,500	9,803
*	CITIC Guoan Information Industry Co., Ltd., Class A	73,900	28,440
*	CITIC Resources Holdings, Ltd.	1,424,000	56,214
	CITIC Securities Co., Ltd., Class H	299,000	648,292
	CITIC, Ltd.	1,820,433	1,301,497
#*	Citychamp Watch & Jewellery Group, Ltd.	560,000	112,748
*	CMST Development Co., Ltd., Class A	28,100	18,749
	CNHTC Jinan Truck Co., Ltd., Class A	5,000	26,165
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	24,900	20,722
	CNOOC, Ltd.	5,198,000	4,755,940
	CNOOC, Ltd., Sponsored ADR	14,155	1,303,959
	COFCO Biotechnology Co., Ltd., Class A	55,100	67,440
#	COFCO Joycome Foods, Ltd.	258,000	84,131
*	Cogobuy Group	185,000	39,452
#	Colour Life Services Group Co., Ltd.	185,088	89,660
#	Comba Telecom Systems Holdings, Ltd.	362,000	116,114
	Concord New Energy Group, Ltd.	3,084,648	163,313
	Consun Pharmaceutical Group, Ltd.	217,000	85,645
	Contemporary Amperex Technology Co., Ltd., Class A	26,650	978,749
*	Coolpad Group, Ltd.	420,000	9,106
	COSCO SHIPPING Development Co., Ltd., Class H	1,326,000	147,476
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	506,000	199,599
*	COSCO SHIPPING Holdings Co., Ltd., Class H	913,000	584,215
	COSCO SHIPPING International Hong Kong Co., Ltd.	250,000	75,266
	COSCO SHIPPING Ports, Ltd.	812,257	475,724
*	Cosmo Lady China Holdings Co., Ltd.	331,000	45,672
	Country Garden Holdings Co., Ltd.	2,836,545	3,505,575
	Country Garden Services Holdings Co., Ltd.	310,287	1,954,094
	CP Pokphand Co., Ltd.	2,448,000	208,848
	CPMC Holdings, Ltd.	259,000	114,212
	CRCC High-Tech Equipment Corp., Ltd., Class H	162,500	15,544
	CRRC Corp., Ltd., Class H	668,000	259,104
	CSC Financial Co., Ltd., Class H	142,500	172,799
	CSG Holding Co., Ltd., Class A	32,000	28,550
	CSPC Pharmaceutical Group, Ltd.	2,080,640	2,209,484
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	42,000	41,160
#*	CT Environmental Group, Ltd.	882,000	7,259
	CTS International Logistics Corp., Ltd., Class A	20,400	21,454
#*	CWT International, Ltd.	960,000	12,383
*	Cybernaut International Holdings Co., Ltd.	1,200,000	21,670
	D&O Home Collection Co., Ltd., Class A	4,200	14,590
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	11,500	65,033
	Dali Foods Group Co., Ltd.	942,000	584,853
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	17,400	9,055
	Dalian Port PDA Co., Ltd., Class H	206,000	18,113
	Daqin Railway Co., Ltd., Class A	256,288	245,472
	Dare Power Dekor Home Co., Ltd., Class A	7,900	18,909
	Dashang Co., Ltd., Class A	5,900	19,954
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	5,780	81,797
	Datang International Power Generation Co., Ltd., Class H	882,000	111,612
*	Datong Coal Industry Co., Ltd., Class A	31,400	22,035
	Dawning Information Industry Co., Ltd., Class A	11,000	58,878
	Dawnrays Pharmaceutical Holdings, Ltd.	384,000	43,737
*	DBA Telecommunication Asia Holdings, Ltd.	112,000	5,499
	Dexin China Holdings Co., Ltd.	39,000	15,402
	DHC Software Co., Ltd., Class A	23,000	31,440
	Dian Diagnostics Group Co., Ltd., Class A	10,254	59,833

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Differ Group Holding Co., Ltd.	886,000	$82,351
	Digital China Group Co., Ltd., Class A	12,500	47,920
#	Digital China Holdings, Ltd.	323,250	237,983
	Digital China Information Service Co., Ltd., Class A	14,700	38,303
	Dong-E-E-Jiao Co Ltd, Class A	3,800	21,753
	Dongfang Electric Corp., Ltd., Class H	174,400	121,666
	Dongfeng Motor Group Co., Ltd., Class H	1,068,000	752,326
#	Dongjiang Environmental Co., Ltd., Class H	80,800	57,250
	Dongxing Securities Co., Ltd., Class A	24,500	44,765
	Dongyue Group, Ltd.	700,000	267,084
*	Doushen Beijing Education & Technology, Inc., Class A	7,700	16,214
*	DouYu International Holdings, Ltd., ADR	18,087	276,731
	East Money Information Co., Ltd., Class A	50,118	175,585
*	Easysight Supply Chain Management Co., Ltd., Class A	33,100	46,988
*	E-Commodities Holdings, Ltd.	864,000	24,809
#	EEKA Fashion Holdings, Ltd.	42,000	88,266
	Electric Connector Technology Co., Ltd., Class A	4,000	22,172
	Elion Clean Energy Co., Ltd., Class A	38,200	18,057
	ENN Ecological Holdings Co., Ltd., Class A	36,300	69,706
	ENN Energy Holdings, Ltd.	213,600	2,703,343
#	Essex Bio-technology, Ltd.	144,000	82,503
	Eternal Asia Supply Chain Management, Ltd., Class A	62,600	45,630
	EVA Precision Industrial Holdings, Ltd.	184,000	11,419
	Eve Energy Co., Ltd., Class A	11,215	89,428
	Everbright Securities Co., Ltd., Class H	67,400	54,821
*	Fang Holdings, Ltd., ADR	1,934	19,227
*	Fangda Carbon New Material Co., Ltd., Class A	51,400	48,273
*	Fangda Special Steel Technology Co., Ltd., Class A	52,549	48,041
#	Fanhua, Inc., ADR	14,830	222,302
	Fantasia Holdings Group Co., Ltd.	814,500	154,052
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	5,700	20,115
	Financial Street Holdings Co., Ltd., Class A	56,800	56,651
	FinVolution Group	6,888	13,983
*	First Tractor Co., Ltd., Class H	84,000	32,247
#	Flat Glass Group Co., Ltd., Class H	130,000	388,380
	Focus Media Information Technology Co., Ltd., Class A	135,200	189,083
*	Focused Photonics Hangzhou, Inc., Class A	9,000	18,215
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	29,674	710,206
*	Founder Securities Co., Ltd., Class A	73,100	101,774
	Fu Shou Yuan International Group, Ltd.	457,000	470,740
	Fufeng Group, Ltd.	835,400	264,656
	Fujian Longking Co., Ltd., Class A	16,400	24,754
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	12,894	39,682
	Fujian Star-net Communication Co., Ltd., Class A	9,900	35,504
	Fujian Sunner Development Co., Ltd., Class A	20,000	65,982
*	Fullshare Holdings, Ltd.	4,617,482	93,617
	Fuyao Glass Industry Group Co., Ltd., Class H	212,000	899,463
	Gansu Qilianshan Cement Group Co., Ltd., Class A	24,100	52,197
	G-bits Network Technology Xiamen Co., Ltd., Class A	900	63,502
#*	GCL New Energy Holdings, Ltd.	1,132,000	16,701
*	GCL System Integration Technology Co., Ltd., Class A	31,800	16,415
#*	GCL-Poly Energy Holdings, Ltd.	6,327,000	290,549
#*	GDS Holdings, Ltd., ADR	10,252	861,578
	Geely Automobile Holdings, Ltd.	1,839,000	3,778,879
	GEM Co., Ltd., Class A	43,700	31,462
	Gemdale Corp., Class A	57,300	114,464
	Gemdale Properties & Investment Corp., Ltd.	2,420,000	375,855
	Genertec Universal Medical Group Co., Ltd.	520,500	362,487
	Genimous Technology Co., Ltd., Class A	17,400	15,267

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Genscript Biotech Corp.	40,000	$55,695
	Getein Biotech, Inc., Class A	3,900	22,470
	GF Securities Co., Ltd., Class H	282,400	365,169
	Gigadevice Semiconductor Beijing, Inc., Class A	1,400	40,696
*	Glorious Property Holdings, Ltd.	1,043,000	32,391
	GoerTek, Inc., Class A	36,200	245,687
	Golden Eagle Retail Group, Ltd.	207,000	189,709
	Golden Throat Holdings Group Co., Ltd.	20,500	3,794
	Goldlion Holdings, Ltd.	159,152	33,126
	Goldpac Group, Ltd.	138,000	25,327
#*	GOME Retail Holdings, Ltd.	3,510,940	390,044
*	Grand Baoxin Auto Group, Ltd.	406,323	50,529
	Great Wall Motor Co., Ltd., Class H	695,000	1,125,253
	Greattown Holdings, Ltd., Class A	25,200	19,813
	Greatview Aseptic Packaging Co., Ltd.	347,000	148,679
	Gree Electric Appliances, Inc., Class A	47,400	415,556
*	Gree Real Estate Co., Ltd., Class A	35,600	51,575
	Greenland Holdings Corp., Ltd., Class A	105,200	97,494
	Greenland Hong Kong Holdings, Ltd.	445,000	144,665
	Greentown China Holdings, Ltd.	389,000	632,209
	Greentown Service Group Co., Ltd.	348,000	382,037
	GRG Banking Equipment Co., Ltd., Class A	26,400	45,686
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	21,179	23,974
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	29,500	20,577
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	15,500	18,794
	Guangdong Haid Group Co., Ltd., Class A	19,500	179,590
*	Guangdong HEC Technology Holding Co., Ltd., Class A	67,803	57,735
	Guangdong Hongda Blasting Co., Ltd., Class A	9,500	67,959
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,200	18,977
	Guangdong Investment, Ltd.	596,000	883,933
*	Guangdong Land Holdings, Ltd.	142,000	21,270
	Guangdong Tapai Group Co., Ltd., Class A	32,500	63,885
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	9,700	64,272
*	Guangdong Yueyun Transportation Co., Ltd., Class H	71,000	14,665
*	Guanghui Energy Co., Ltd., Class A	167,900	72,339
	Guangshen Railway Co., Ltd., Sponsored ADR	3,470	28,628
	Guangshen Railway Co., Ltd., Class H	416,000	69,327
	Guangxi Liugong Machinery Co., Ltd., Class A	32,500	34,222
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	5,200	18,226
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	44,600	21,182
	Guangzhou Automobile Group Co., Ltd., Class H	666,836	685,563
	Guangzhou Baiyun International Airport Co., Ltd., Class A	38,600	72,494
	Guangzhou Haige Communications Group, Inc. Co., Class A	12,100	20,258
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,200	34,690
#	Guangzhou R&F Properties Co., Ltd., Class H	677,200	861,181
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	2,300	21,441
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	11,300	173,699
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	3,600	33,519
	Guangzhou Wondfo Biotech Co., Ltd., Class A	800	9,106
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	12,600	16,369
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	13,900	12,469
	Guizhou Space Appliance Co., Ltd., Class A	4,300	29,297
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	25,900	24,798
*	Guocheng Mining Co., Ltd., Class A	4,800	7,570
*	Guolian Securities Co., Ltd., Class H	71,500	31,560
	Guorui Properties, Ltd.	529,000	58,140
	Guosen Securities Co., Ltd., Class A	28,212	56,383
*	Guosheng Financial Holding, Inc., Class A	22,630	30,014
	Guotai Junan Securities Co., Ltd., Class H	94,800	123,571

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guoyuan Securities Co., Ltd., Class A	11,500	$14,420
*	Haichang Ocean Park Holdings, Ltd.	643,000	33,244
	Haier Electronics Group Co., Ltd.	526,000	2,005,231
	Haier Smart Home Co., Ltd., Class A	80,200	298,419
*	Hailiang Education Group, Inc., ADR	3,382	220,845
*	Hainan Meilan International Airport Co., Ltd., Class H	54,000	230,785
	Hainan Poly Pharm Co., Ltd., Class A	4,400	27,816
	Hainan Strait Shipping Co., Ltd., Class A	12,100	16,205
	Haisco Pharmaceutical Group Co., Ltd., Class A	11,600	39,102
	Haitian International Holdings, Ltd.	264,000	654,339
*	Haitong Securities Co., Ltd., Class H	540,800	458,138
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	13,600	52,976
	Hangcha Group Co., Ltd., Class A	7,200	20,441
	Hangjin Technology Co., Ltd., Class A	6,300	18,292
	Hangxiao Steel Structure Co., Ltd., Class A	29,100	18,123
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	32,300	23,402
	Hangzhou Century Co., Ltd., Class A	12,100	18,432
	Hangzhou First Applied Material Co., Ltd., Class A	4,400	49,967
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	100,700	676,895
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	29,900	128,857
	Hangzhou Silan Microelectronics Co., Ltd., Class A	8,000	18,072
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,733	32,189
	Han’s Laser Technology Industry Group Co. Ltd., Class A	4,500	27,094
	Harbin Bank Co., Ltd., Class H	312,000	37,510
	Harbin Boshi Automation Co., Ltd., Class A	16,761	30,480
#*	HC Group, Inc.	262,500	33,873
	Health and Happiness H&H International Holdings, Ltd.	101,000	402,293
	Hefei Meiya Optoelectronic Technology, Inc., Class A	3,000	18,950
	Heilongjiang Agriculture Co., Ltd., Class A	30,900	80,451
	Henan Pinggao Electric Co., Ltd., Class A	18,600	18,534
	Henan Shenhuo Coal & Power Co., Ltd., Class A	34,700	26,447
	Henan Shuanghui Investment & Development Co., Ltd., Class A	36,659	274,037
	Henan Zhongyuan Expressway Co., Ltd., Class A	59,500	30,235
	Henderson Investment, Ltd.	386,000	15,202
	Hengan International Group Co., Ltd.	296,500	2,068,252
*	Hengdeli Holdings, Ltd.	911,200	33,663
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	36,100	76,002
	Hengli Petrochemical Co., Ltd.,, Class A	120,500	347,992
	Hengtong Optic-electric Co., Ltd., Class A	27,100	59,400
	Hengyi Petrochemical Co., Ltd., Class A	73,020	125,861
*	Hesteel Co., Ltd., Class A	243,800	75,098
	Hexing Electrical Co., Ltd., Class A	9,600	20,659
*	Hi Sun Technology China, Ltd.	1,029,000	112,117
*	Hilong Holding, Ltd.	346,000	7,163
	Hisense Home Appliances Group Co., Ltd., Class H	132,000	189,818
	Hithink RoyalFlush Information Network Co., Ltd., Class A	5,100	103,195
	HKC Holdings, Ltd.	72,723	37,310
	Holitech Technology Co., Ltd., Class A	89,400	59,300
	Hongda Xingye Co., Ltd., Class A	84,400	45,465
	Hongfa Technology Co., Ltd., Class A	13,500	103,899
*	Honghua Group, Ltd.	1,396,000	35,211
	Honworld Group, Ltd.	72,000	22,158
	Hope Education Group Co., Ltd.	54,000	12,730
	Hopson Development Holdings, Ltd.	357,000	913,303
*	Hua Han Health Industry Holdings, Ltd.	1,184,000	15,181
*	Hua Hong Semiconductor, Ltd.	197,000	725,768
#	Huadian Power International Corp., Ltd., Class H	600,000	148,874
	Huadong Medicine Co., Ltd., Class A	28,100	117,309
	Huafa Industrial Co., Ltd. Zhuhai, Class A	24,665	23,907

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huafon Microfibre Shanghai Technology Co., Ltd.	34,300	$35,786
	Huagong Tech Co., Ltd., Class A	3,500	12,202
	Hualan Biological Engineering, Inc., Class A	8,800	67,408
	Huaneng Power International, Inc., Sponsored ADR	6,108	91,131
	Huaneng Power International, Inc., Class H	780,000	291,383
	Huapont Life Sciences Co., Ltd., Class A	58,350	45,410
	Huatai Securities Co., Ltd., Class H	234,400	379,636
	Huaxia Bank Co., Ltd., Class A	148,336	134,305
	Huaxin Cement Co., Ltd., Class A	26,200	94,962
	Huayu Automotive Systems Co., Ltd., Class A	52,100	242,362
	Huazhong In-Vehicle Holdings Co., Ltd.	242,000	19,073
#	Huazhu Group, Ltd., ADR	33,456	1,325,861
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	79,400	59,137
	Hubei Dinglong Co., Ltd., Class A	19,800	43,809
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	6,500	21,479
*	Hubei Kaile Science & Technology Co., Ltd., Class A	11,200	20,741
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	33,700	56,696
	Huishang Bank Corp., Ltd., Class H	123,900	40,803
	Hunan Aihua Group Co., Ltd., Class A	8,300	31,335
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	50,900	17,593
	Hunan Gold Corp., Ltd., Class A	15,300	19,117
	Hunan Valin Steel Co., Ltd., Class A	162,300	123,237
	Hundsun Technologies, Inc., Class A	5,020	69,940
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	9,400	13,614
#*	HUYA, Inc., ADR	15,166	339,718
*	Hytera Communications Corp., Ltd., Class A	16,700	17,802
	Iflytek Co., Ltd., Class A	14,600	83,157
	IMAX China Holding, Inc.	65,500	106,462
	Industrial & Commercial Bank of China, Ltd., Class H	16,788,017	9,533,311
	Industrial Bank Co., Ltd., Class A	266,445	708,841
	Industrial Securities Co., Ltd., Class A	59,500	69,064
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	359,100	61,175
	Inner Mongolia First Machinery Group Co., Ltd., Class A	11,900	19,310
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	131,900	139,158
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	119,500	45,954
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	87,600	520,569
	Inner Mongolia Yitai Coal Co., Ltd., Class H	18,900	14,653
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	55,800	17,363
*	Innovent Biologics, Inc.	51,500	381,872
	Inspur Electronic Information Industry Co., Ltd., Class A	3,500	15,982
*	Inspur International, Ltd.	106,000	25,063
*	IRICO Group New Energy Co., Ltd., Class H	118,000	16,456
	Jafron Biomedical Co., Ltd., Class A	4,700	55,759
*	JD.com, Inc., ADR	72,283	5,892,510
	Jiajiayue Group Co., Ltd., Class A	12,300	52,674
	Jiangnan Group, Ltd.	1,488,000	76,889
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	29,200	29,564
	Jiangsu Eastern Shenghong Co., Ltd., Class A	42,700	39,255
	Jiangsu Expressway Co., Ltd., Class H	332,000	332,292
	Jiangsu Guotai International Group Co., Ltd., Class A	11,200	10,381
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	17,526	198,402
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	14,900	44,649
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	11,400	21,492
	Jiangsu Shagang Co., Ltd., Class A	12,200	23,667
	Jiangsu Yangnong Chemical Co., Ltd., Class A	4,393	61,128
	Jiangsu Yoke Technology Co., Ltd., Class A	3,873	29,313
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	8,800	40,628
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	23,300	20,172

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	47,700	$64,452
	Jiangsu Zhongtian Technology Co., Ltd., Class A	31,700	52,279
	Jiangxi Copper Co., Ltd., Class H	465,000	555,297
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	4,900	15,311
	Jiangxi Wannianqing Cement Co., Ltd., Class A	27,200	57,429
	Jiangxi Zhengbang Technology Co., Ltd., Class A	40,200	102,839
	Jiangzhong Pharmaceutical Co., Ltd., Class A	7,600	13,134
	Jiayuan International Group, Ltd.	422,319	180,384
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,000	40,247
	Jinchuan Group International Resources Co., Ltd.	1,549,000	146,425
	Jinduicheng Molybdenum Co., Ltd., Class A	11,900	10,099
	Jingrui Holdings, Ltd.	221,000	60,397
	Jinke Properties Group Co., Ltd., Class A	60,823	70,579
#*	JinkoSolar Holding Co., Ltd., ADR	18,951	1,104,843
	Jinneng Science&Technology Co., Ltd., Class A	7,200	13,311
	Jinyu Bio-Technology Co., Ltd., Class A	5,600	19,833
	Jinyuan EP Co., Ltd., Class A	16,000	19,091
	Jiuzhitang Co., Ltd., Class A	7,900	9,818
	Jizhong Energy Resources Co., Ltd., Class A	40,500	21,457
	JL Mag Rare-Earth Co., Ltd., Class A	7,500	43,379
	JNBY Design, Ltd.	87,000	94,752
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	28,100	63,430
	Joinn Laboratories China Co., Ltd., Class A	800	12,594
*	Jointown Pharmaceutical Group Co., Ltd., Class A	41,562	112,911
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	6,000	56,435
	Joy City Property, Ltd.	1,704,000	104,829
	Joyoung Co., Ltd., Class A	12,900	68,059
	JOYY, Inc., ADR	21,567	1,970,792
	JSTI Group, Class A	13,300	14,457
	Ju Teng International Holdings, Ltd.	316,000	95,787
	Juewei Food Co., Ltd., Class A	7,000	84,762
	Juneyao Airlines Co., Ltd., Class A	16,300	26,103
*	Kai Yuan Holdings, Ltd.	1,320,000	6,793
	Kaisa Group Holdings, Ltd.	1,512,000	705,199
*	Kangda International Environmental Co., Ltd.	250,000	21,678
#*	Kasen International Holdings, Ltd.	393,000	36,236
	Kingboard Holdings, Ltd.	323,400	1,095,371
	Kingboard Laminates Holdings, Ltd.	542,973	867,832
	Kingdee International Software Group Co., Ltd.	438,000	1,156,432
	Kingsoft Corp., Ltd.	66,000	355,030
	Konka Group Co., Ltd., Class A	48,100	41,963
	KPC Pharmaceuticals, Inc., Class A	10,600	14,693
	Kunlun Energy Co., Ltd.	1,898,000	1,228,772
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,100	31,883
	KWG Group Holdings, Ltd.	793,830	1,052,690
*	KWG Living Group Holdings, Ltd.	396,915	311,286
	Laobaixing Pharmacy Chain JSC, Class A	5,040	53,899
*	Launch Tech Co., Ltd., Class H	1,000	451
	Lee & Man Chemical Co., Ltd.	86,000	32,386
	Lee & Man Paper Manufacturing, Ltd.	734,000	556,264
	Lee’s Pharmaceutical Holdings, Ltd.	124,500	70,018
	Legend Holdings Corp., Class H	257,900	347,000
	Lenovo Group, Ltd.	3,504,000	2,200,069
	Lens Technology Co., Ltd., Class A	35,600	178,331
	Leo Group Co., Ltd., Class A	43,200	20,491
	Lepu Medical Technology Beijing Co., Ltd., Class A	18,507	85,277
#*	LexinFintech Holdings, Ltd., ADR	41,855	344,885
	Leyard Optoelectronic Co., Ltd., Class A	36,200	38,663
	Li Ning Co., Ltd.	637,500	3,322,611

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	LianChuang Electronic Technology Co., Ltd., Class A	12,800	$19,310
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	9,480
	Liaoning Cheng Da Co., Ltd., Class A	26,600	89,825
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	12,500	23,096
*	Lier Chemical Co., Ltd., Class A	6,400	19,042
*	Lifestyle China Group, Ltd.	222,000	29,283
*	Lifetech Scientific Corp.	862,000	219,689
	Lingyi iTech Guangdong Co., Class A	72,300	141,177
*	Link Motion, Inc., Sponsored ADR	24,777	0
	Liuzhou Iron & Steel Co., Ltd., Class A	46,100	31,918
	Livzon Pharmaceutical Group, Inc., Class H	59,371	263,131
	Logan Group Co., Ltd.	656,000	1,029,253
	Lomon Billions Group Co., Ltd., Class A	24,400	90,366
	Loncin Motor Co., Ltd., Class A	26,700	15,177
	Long Yuan Construction Group Co., Ltd., Class A	37,800	44,730
	Longfor Group Holdings, Ltd.	552,000	3,024,468
	LONGi Green Energy Technology Co., Ltd., Class A	76,163	865,969
	Longshine Technology Group Co., Ltd., Class A	7,900	19,747
	Lonking Holdings, Ltd.	1,137,000	302,799
	Luenmei Quantum Co., Ltd., Class A	34,400	67,982
*	Luoyang Glass Co., Ltd., Class H	74,000	33,053
	Luxi Chemical Group Co., Ltd., Class A	48,200	72,502
	Luxshare Precision Industry Co., Ltd., Class A	75,818	621,020
	Luye Pharma Group, Ltd.	865,500	502,269
	LVGEM China Real Estate Investment Co., Ltd.	398,000	127,398
	Maccura Biotechnology Co., Ltd., Class A	9,000	69,627
	Mango Excellent Media Co., Ltd., Class A	14,500	160,931
	Maoye International Holdings, Ltd.	383,000	15,567
*	Markor International Home Furnishings Co., Ltd., Class A	17,700	13,395
*	Meitu, Inc.	68,500	12,064
*	Meituan Dianping, Class B	144,400	5,383,110
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	3,300	54,047
	Min Xin Holdings, Ltd.	66,000	31,888
	Ming Yang Smart Energy Group, Ltd., Class A	32,100	77,847
*	Mingfa Group International Co., Ltd.	374,000	2,716
	Minmetals Land, Ltd.	687,644	78,355
#	Minsheng Education Group Co., Ltd.	88,000	11,135
	Minth Group, Ltd.	386,000	1,597,266
	MLS Co., Ltd., Class A	26,200	47,616
*	MMG, Ltd.	1,398,000	331,557
	MOBI Development Co., Ltd.	217,000	17,140
	Modern Land China Co., Ltd.	436,000	56,390
*	MOGU, Inc., ADR	4,819	12,288
	Momo, Inc., Sponsored ADR	65,116	976,740
	Muyuan Foods Co., Ltd., Class A	48,810	517,635
*	Nan Hai Corp., Ltd.	4,000,000	24,270
	NanJi E-Commerce Co., Ltd., Class A	29,686	81,619
	Nanjing Hanrui Cobalt Co., Ltd., Class A	3,700	35,254
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	1,690	9,910
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	44,800	68,996
	NARI Technology Co., Ltd., Class A	79,200	246,122
*	Nature Home Holding Co., Ltd.	168,000	21,228
	NAURA Technology Group Co., Ltd., Class A	1,400	35,871
	NavInfo Co., Ltd., Class A	18,200	38,692
	NetDragon Websoft Holdings, Ltd.	107,000	230,189
	NetEase, Inc., ADR	84,495	7,333,321
	New China Life Insurance Co., Ltd., Class H	196,100	783,783
	New Hope Liuhe Co., Ltd., Class A	37,400	150,276
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	22,445	3,599,729

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	New World Department Store China, Ltd.	209,000	$31,497
	Newland Digital Technology Co., Ltd., Class A	17,500	41,416
	Nexteer Automotive Group, Ltd.	510,000	425,902
	Nine Dragons Paper Holdings, Ltd.	906,000	1,208,453
	Ninestar Corp., Class A	12,391	54,032
	Ningbo Huaxiang Electronic Co., Ltd., Class A	10,400	25,403
	Ningbo Joyson Electronic Corp., Class A	27,300	97,758
	Ningbo Zhoushan Port Co., Ltd., Class A	65,900	35,896
*	NIO, Inc., ADR	205,804	6,293,486
*	Niu Technologies, Sponsored ADR	3,382	88,845
*	Noah Holdings, Ltd., Sponsored ADR	5,159	135,836
	North Huajin Chemical Industries Co., Ltd., Class A	14,200	10,573
	Northeast Securities Co., Ltd., Class A	31,200	43,558
	NSFOCUS Technologies Group Co., Ltd., Class A	7,300	20,175
#	NVC Lighting Holdings, Ltd.	1,151,000	23,843
	Offcn Education Technology Co., Ltd., Class A	11,700	69,132
	Offshore Oil Engineering Co., Ltd., Class A	30,300	19,187
	OFILM Group Co., Ltd., Class A	37,700	87,218
*	OneSmart International Education Group, Ltd., ADR	19,304	80,112
	Oppein Home Group, Inc., Class A	4,263	78,383
	Opple Lighting Co., Ltd., Class A	4,901	21,955
	ORG Technology Co., Ltd., Class A	48,100	40,491
*	Orient Group, Inc., Class A	64,800	34,209
	Orient Securities Co., Ltd., Class H	178,800	117,807
	Oriental Pearl Group Co., Ltd., Class A	24,300	33,375
*	Ourpalm Co., Ltd., Class A	27,500	26,795
	Ovctek China, Inc., Class A	1,200	12,236
	Overseas Chinese Town Asia Holdings, Ltd.	108,000	22,056
#	Pacific Online, Ltd.	173,000	23,741
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	146,800	43,717
	PAX Global Technology, Ltd.	414,000	240,595
	PCI-Suntek Technology Co., Ltd., Class A	29,800	39,948
	People’s Insurance Co. Group of China, Ltd. (The), Class H	1,270,000	377,898
	Perfect World Co., Ltd., Class A	9,300	39,031
	PharmaBlock Sciences Nanjing, Inc., Class A	600	12,184
#*	Phoenix Media Investment Holdings, Ltd.	466,000	18,645
	Phoenix New Media, Ltd., ADR	12,224	16,380
	PICC Property & Casualty Co., Ltd., Class H	1,317,582	894,260
*	Pinduoduo, Inc., ADR	11,324	1,018,934
	Ping An Bank Co., Ltd., Class A	235,500	624,957
*	Ping An Healthcare and Technology Co., Ltd.	18,700	241,299
	Ping An Insurance Group Co. of China, Ltd., Class H	1,598,000	16,522,798
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	47,390	36,955
*	Polaris Bay Group Co., Ltd., Class A	23,200	40,798
	Poly Culture Group Corp., Ltd., Class H	41,600	25,971
	Poly Developments and Holdings Group Co., Ltd., Class A	105,800	243,224
	Poly Property Group Co., Ltd.	1,180,111	340,829
	Postal Savings Bank of China Co., Ltd., Class H	1,732,000	850,002
*	Pou Sheng International Holdings, Ltd.	966,687	221,555
	Power Construction Corp. of China, Ltd., Class A	117,900	67,763
	Powerlong Real Estate Holdings, Ltd.	777,000	523,138
#*	PW Medtech Group, Ltd.	223,000	56,994
	Q Technology Group Co., Ltd.	159,000	175,720
	Qingdao Gon Technology Co., Ltd., Class A	3,900	18,076
	Qingdao Hanhe Cable Co., Ltd., Class A	66,900	41,290
	Qingdao Port International Co., Ltd., Class H	141,000	80,123
	Qingdao TGOOD Electric Co., Ltd., Class A	7,900	25,671
	Qingling Motors Co., Ltd., Class H	316,000	56,726
#	Qinhuangdao Port Co., Ltd., Class H	196,000	31,379

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	24,300	$7,541
*	Qunxing Paper Holdings Co.	124,416	0
	Rainbow Digital Commercial Co., Ltd., Class A	29,600	36,369
*	Realcan Pharmaceutical Group Co., Ltd., Class A	20,700	17,229
	Red Star Macalline Group Corp., Ltd., Class H	127,607	76,915
	Redco Properties Group, Ltd.	498,000	220,515
	Redsun Properties Group, Ltd.	99,000	35,928
	Renhe Pharmacy Co., Ltd., Class A	11,800	11,349
#*	RISE Education Cayman, Ltd.	6,801	38,970
	RiseSun Real Estate Development Co., Ltd., Class A	93,700	98,564
	Road King Infrastructure, Ltd.	91,000	108,229
	Rongsheng Petro Chemical Co., Ltd., Class A	44,300	126,351
	Ronshine China Holdings, Ltd.	341,500	232,819
	Sai Micro Electronics, Inc., Class A	4,900	19,976
	SAIC Motor Corp, Ltd., Class A	66,700	230,910
	Sailun Group Co., Ltd., Class A	71,600	52,941
	Sanan Optoelectronics Co., Ltd., Class A	39,100	130,146
	Sansteel Minguang Co., Ltd. Fujian, Class A	47,700	46,956
	Sany Heavy Equipment International Holdings Co., Ltd.	460,000	253,592
	Sany Heavy Industry Co., Ltd., Class A	167,200	649,768
*	Saurer Intelligent Technology Co., Ltd., Class A	62,300	47,598
	Sealand Securities Co., Ltd., Class A	72,500	56,447
	Seazen Group, Ltd.	1,036,000	776,697
	Seazen Holdings Co., Ltd. , Class A	51,700	251,568
*	Semiconductor Manufacturing International Corp.	622,900	1,837,637
	S-Enjoy Service Group Co., Ltd.	11,000	27,354
	SF Holding Co., Ltd., Class A	31,800	393,900
	SGIS Songshan Co., Ltd., Class A	82,700	52,001
	Shaanxi Coal Industry Co., Ltd., Class A	107,717	141,056
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	30,218	109,529
	Shandong Chenming Paper Holdings, Ltd., Class H	158,249	63,000
#	Shandong Gold Mining Co., Ltd., Class H	47,250	111,921
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	90,318
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	41,100	173,911
	Shandong Humon Smelting Co., Ltd., Class A	9,000	18,727
	Shandong Linglong Tyre Co., Ltd., Class A	36,100	161,648
	Shandong Nanshan Aluminum Co., Ltd., Class A	149,900	52,684
	Shandong Publishing & Media Co., Ltd., Class A	24,800	22,497
	Shandong Sinocera Functional Material Co., Ltd., Class A	9,000	55,280
	Shandong Sun Paper Industry JSC, Ltd., Class A	61,661	128,342
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	716,000	1,388,602
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	67,600	33,295
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	21,800	35,336
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	108,700	43,933
	Shanghai AJ Group Co., Ltd., Class A	16,631	19,945
	Shanghai AtHub Co., Ltd., Class A	2,000	20,833
	Shanghai Baosight Software Co., Ltd., Class A	11,200	106,374
	Shanghai Belling Co., Ltd., Class A	9,200	21,319
	Shanghai East China Computer Co., Ltd., Class A	5,000	17,174
#*	Shanghai Electric Group Co., Ltd., Class H	726,000	206,359
	Shanghai Environment Group Co., Ltd., Class A	16,350	27,170
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	112,000	52,885
#	Shanghai Industrial Holdings, Ltd.	262,000	350,078
	Shanghai Industrial Urban Development Group, Ltd.	1,248,400	116,379
	Shanghai International Airport Co Ltd, Class A	7,800	77,165
	Shanghai International Port Group Co., Ltd., Class A	59,800	37,380
	Shanghai Jahwa United Co., Ltd., Class A	3,300	20,370
	Shanghai Jin Jiang Capital Co., Ltd., Class H	668,000	93,144
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	4,900	9,302

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Kinetic Medical Co., Ltd., Class A	6,100	$17,261
	Shanghai M&G Stationery Inc, Class A	16,500	198,212
	Shanghai Maling Aquarius Co., Ltd., Class A	11,900	16,424
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	23,800	67,199
*	Shanghai Phichem Material Co., Ltd., Class A	6,700	20,011
	Shanghai Pudong Development Bank Co., Ltd., Class A	339,700	469,920
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	4,600	76,789
	Shanghai RAAS Blood Products Co., Ltd., Class A	14,000	17,875
	Shanghai Shimao Co., Ltd., Class A	26,700	23,110
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	22,600	34,154
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	2,400	17,170
	Shanghai Tunnel Engineering Co., Ltd., Class A	64,700	53,986
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	16,200	39,370
*	Shanghai Wanye Enterprises Co., Ltd., Class A	7,200	18,158
#*	Shanghai Zendai Property, Ltd.	2,775,000	12,948
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	32,900	20,637
	Shanxi Blue Flame Holding Co., Ltd., Class A	23,300	27,278
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,300	24,244
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	44,700	39,349
*	Shanxi Meijin Energy Co., Ltd., Class A	71,500	63,872
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	91,700	48,008
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	105,540	73,115
*	Shanying International Holding Co., Ltd., Class A	97,500	44,637
	Shengda Resources Co., Ltd., Class A	8,600	17,848
*	Shenghe Resources Holding Co., Ltd., Class A	18,400	18,124
*	Shengjing Bank Co., Ltd., Class H	128,000	113,090
	Shenguan Holdings Group, Ltd.	550,000	17,189
	Shengyi Technology Co., Ltd., Class A	26,000	93,152
	Shennan Circuits Co., Ltd., Class A	4,880	78,895
	Shenwan Hongyuan Group Co., Ltd.	79,200	20,095
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,900	19,935
	Shenzhen Airport Co., Ltd., Class A	9,200	10,989
	Shenzhen Anche Technologies Co., Ltd., Class A	1,000	6,395
	Shenzhen Capchem Technology Co., Ltd., Class A	5,600	62,830
	Shenzhen Comix Group Co., Ltd., Class A	9,200	19,638
	Shenzhen Desay Battery Technology Co., Class A	6,500	47,674
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	7,600	27,256
#	Shenzhen Expressway Co., Ltd., Class H	268,000	239,035
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	18,900	29,979
	Shenzhen Gas Corp., Ltd., Class A	17,900	19,702
	Shenzhen Gongjin Electronics Co., Ltd., Class A	10,900	18,974
	Shenzhen Goodix Technology Co., Ltd., Class A	3,900	100,285
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	12,600	31,751
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	5,600	16,661
	Shenzhen Inovance Technology Co., Ltd., Class A	12,100	116,320
	Shenzhen International Holdings, Ltd.	543,033	845,590
	Shenzhen Investment, Ltd.	1,666,668	509,134
	Shenzhen Kaifa Technology Co., Ltd., Class A	5,900	18,752
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	4,100	111,295
	Shenzhen Kinwong Electronic Co., Ltd., Class A	8,400	40,240
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,200	41,275
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	10,800	625,168
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	61,500	37,141
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	103,100	101,156
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	15,100	69,643
	Shenzhen SC New Energy Technology Corp., Class A	4,400	65,754
	Shenzhen Sinovatio Technology Co., Ltd., Class A	4,300	47,845
	Shenzhen Sunline Tech Co., Ltd., Class A	6,000	19,823
	Shenzhen Sunlord Electronics Co., Ltd., Class A	12,900	49,801

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	10,200	$25,583
	Shenzhen Sunway Communication Co., Ltd., Class A	10,900	77,482
	Shenzhen Tagen Group Co., Ltd., Class A	63,800	65,293
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	49,200	26,352
	Shenzhen Yinghe Technology Co., Ltd., Class A	4,600	19,721
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	8,300	36,745
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,300	63,974
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	14,300	14,600
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	11,200	44,589
	Shimao Group Holdings, Ltd.	495,856	1,756,477
	Shougang Fushan Resources Group, Ltd.	894,074	209,258
	Shui On Land, Ltd.	1,896,521	250,071
*	Siasun Robot & Automation Co., Ltd., Class A	10,233	20,483
	Sichuan Expressway Co., Ltd., Class H	284,000	61,606
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	230,700	46,229
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	20,000	70,057
	Sichuan Languang Development Co., Ltd., Class A	77,600	57,289
	Sichuan Shuangma Cement Co., Ltd., Class A	11,100	21,728
	Sieyuan Electric Co., Ltd., Class A	7,000	22,403
	Sihuan Pharmaceutical Holdings Group, Ltd.	2,330,000	268,687
*	Silver Grant International Holdings Group, Ltd.	590,000	72,432
*	SINA Corp.	17,434	747,047
	Sino Biopharmaceutical, Ltd.	2,940,000	2,978,202
	Sino Wealth Electronic, Ltd., Class A	4,300	21,992
	Sinocare, Inc., Class A	4,500	27,608
	Sinochem International Corp., Class A	81,480	63,722
	Sinofert Holdings, Ltd.	1,006,000	89,738
	Sinolink Securities Co., Ltd., Class A	33,500	75,073
*	Sinolink Worldwide Holdings, Ltd.	992,000	62,301
	Sinoma International Engineering Co., Class A	26,800	30,159
	Sinoma Science & Technology Co., Ltd., Class A	22,914	65,800
#	Sino-Ocean Group Holding, Ltd.	1,516,503	290,059
	Sinopec Kantons Holdings, Ltd.	518,000	187,269
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,264,000	233,601
	Sinopharm Group Co., Ltd., Class H	580,800	1,334,354
	Sino-Platinum Metals Co., Ltd., Class A	10,200	32,671
*	Sinosoft Technology Group, Ltd.	238,800	35,799
	Sinotrans, Ltd., Class H	1,021,000	302,367
	Sinotruk Hong Kong, Ltd.	320,000	818,513
	Skshu Paint Co., Ltd., Class A	1,660	36,788
	Skyfame Realty Holdings, Ltd.	1,318,000	173,603
	Skyworth Digital Co., Ltd., Class A	8,700	11,351
*	Skyworth Group, Ltd.	441,476	115,647
#*	SMI Holdings Group, Ltd.	323,197	7,817
*	SOHO China, Ltd.	1,086,412	291,064
*	Sohu.com, Ltd., ADR	4,233	79,750
	Songcheng Performance Development Co., Ltd., Class A	21,500	53,401
*	Sou Yu Te Group Co., Ltd., Class A	52,500	17,747
*	Sparkle Roll Group, Ltd.	456,000	14,563
	Spring Airlines Co., Ltd., Class A	9,700	61,818
*	SPT Energy Group, Inc.	484,000	15,159
	SSY Group, Ltd.	825,719	451,971
*	Starrise Media Holdings, Ltd.	70,000	1,310
	Suchuang Gas Corp., Ltd.	24,000	6,850
	Sun Art Retail Group, Ltd.	894,000	968,597
	Sun King Power Electronics Group	340,000	65,412
#	Sunac China Holdings, Ltd.	987,000	3,657,970
	Sunfly Intelligent Technology Co., Ltd., Class A	5,500	12,715
	Sungrow Power Supply Co., Ltd., Class A	11,600	67,459

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suning Universal Co., Ltd., Class A	41,900	$19,184
	Suning.com Co., Ltd., Class A	65,400	94,888
	Sunny Optical Technology Group Co., Ltd.	129,400	2,148,443
	Sunresin New Materials Co., Ltd., Class A	3,100	21,348
#	Sunshine 100 China Holdings, Ltd.	120,000	19,065
	Sunward Intelligent Equipment Co., Ltd., Class A	18,300	21,734
	Sunwoda Electronic Co., Ltd., Class A	16,400	68,578
*	Suzhou Anjie Technology Co., Ltd., Class A	12,800	38,079
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	14,900	56,503
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	41,250	60,909
	Symphony Holdings, Ltd.	690,000	81,917
	Taiji Computer Corp., Ltd., Class A	8,479	34,022
*	TAL Education Group, ADR	25,856	1,718,390
	Tangshan Jidong Cement Co., Ltd., Class A	36,900	82,886
	TangShan Port Group Co., Ltd., Class A	193,130	69,305
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	29,300	30,561
*	Taung Gold International, Ltd.	4,350,000	14,021
	TBEA Co., Ltd., Class A	35,900	44,138
	TCL Electronics Holdings, Ltd.	309,666	210,346
	TCL Technology Group Corp., Class A	73,100	66,077
*	Tech-Bank Food Co., Ltd., Class A	25,700	56,114
	Tencent Holdings, Ltd.	971,900	74,258,611
*	Tencent Music Entertainment Group, ADR	2,734	40,682
	Tenfu Cayman Holdings Co., Ltd.	66,000	45,149
	Texhong Textile Group, Ltd.	145,500	111,970
	Tian An China Investment Co., Ltd.	164,000	93,769
	Tian Di Science & Technology Co., Ltd., Class A	122,100	55,357
*	Tian Ge Interactive Holdings, Ltd.	204,000	15,013
*	Tian Shan Development Holding, Ltd.	114,000	41,514
	Tiangong International Co., Ltd.	318,000	106,749
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	3,800	24,470
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	176,000	69,606
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	32,800	27,053
	Tianjin Development Holdings, Ltd.	124,000	22,115
	Tianjin Guangyu Development Co., Ltd., Class A	9,400	8,854
	Tianjin Port Development Holdings, Ltd.	922,000	61,939
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	25,100	87,536
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	5,900	14,127
	Tianli Education International Holdings, Ltd.	51,000	40,555
	Tianma Microelectronics Co., Ltd., Class A	32,700	69,847
#	Tianneng Power International, Ltd.	396,000	645,149
*	Tianqi Lithium Corp., Class A	13,700	40,668
	Tianshui Huatian Technology Co., Ltd., Class A	10,500	22,583
*	Tibet Summit Resources Co., Ltd., Class A	31,200	37,411
	Tibet Tianlu Co., Ltd., Class A	8,400	9,259
	Tingyi Cayman Islands Holding Corp.	910,000	1,665,228
	Titan Wind Energy Suzhou Co., Ltd., Class A	33,000	35,358
	Toly Bread Co., Ltd., Class A	4,316	41,054
	Tomson Group, Ltd.	236,385	47,681
	Tong Ren Tang Technologies Co., Ltd., Class H	222,000	130,356
*	Tongcheng-Elong Holdings, Ltd.	68,400	113,840
	Tongda Group Holdings, Ltd.	2,220,000	120,641
*	TongFu Microelectronics Co., Ltd., Class A	25,400	94,553
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	16,600	35,601
	Tongkun Group Co., Ltd., Class A	46,100	104,426
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,200	18,134
	Tongling Nonferrous Metals Group Co., Ltd., Class A	120,905	39,252
	Tongwei Co., Ltd., Class A	73,600	338,843
#	Top Spring International Holdings, Ltd.	95,000	15,712

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Topchoice Medical Corp., Class A	1,100	$37,073
	Towngas China Co., Ltd.	304,626	138,369
	Transfar Zhilian Co., Ltd., Class A	46,000	37,294
	TravelSky Technology, Ltd., Class H	355,500	749,391
*	Trigiant Group, Ltd.	420,000	39,646
*	Trip.com Group, Ltd., ADR	109,998	3,163,542
*	Truly International Holdings, Ltd.	521,140	59,380
	Tsaker Chemical Group, Ltd.	61,500	9,638
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,100	57,723
*	Tuniu Corp., Sponsored ADR	12,347	12,841
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	42,200	46,278
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	2,100	33,765
	Unilumin Group Co., Ltd., Class A	13,700	20,008
	Uni-President China Holdings, Ltd.	674,966	584,670
	Unisplendour Corp., Ltd., Class A	27,240	89,676
	United Energy Group, Ltd.	3,076,000	417,628
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	17,100	55,990
*	V1 Group, Ltd.	812,000	23,530
	Valiant Co., Ltd., Class A	8,700	22,739
	Vatti Corp., Ltd., Class A	13,600	18,213
	Venustech Group, Inc., Class A	9,400	43,486
	Victory Giant Technology Huizhou Co., Ltd., Class A	17,100	53,433
	Vinda International Holdings, Ltd.	157,000	416,639
*	Vipshop Holdings, Ltd., ADR	189,188	4,048,623
*	Wanda Film Holding Co., Ltd., Class A	7,750	17,828
	Wangneng Environment Co., Ltd., Class A	10,308	25,340
	Wanhua Chemical Group Co., Ltd., Class A	63,680	748,615
	Want Want China Holdings, Ltd.	1,966,000	1,301,953
	Wanxiang Qianchao Co., Ltd., Class A	25,400	22,242
	Wasion Holdings, Ltd.	236,000	54,921
	Wasu Media Holding Co., Ltd., Class A	32,400	46,841
#*	Weibo Corp., Sponsored ADR	21,750	903,713
	Weichai Power Co., Ltd., Class H	762,120	1,445,195
	Weifu High-Technology Group Co., Ltd., Class A	11,400	43,817
	Weihai Guangwei Composites Co., Ltd., Class A	4,300	42,489
	Weiqiao Textile Co., Class H	205,500	43,826
	Wens Foodstuffs Group Co., Ltd., Class A	121,800	345,553
	West China Cement, Ltd.	1,432,000	212,827
	Western Region Gold Co., Ltd., Class A	11,400	23,426
	Western Securities Co., Ltd., Class A	31,004	42,247
	Westone Information Industry, Inc., Class A	6,600	18,241
	Will Semiconductor, Ltd., Class A	4,300	127,370
	Winning Health Technology Group Co., Ltd., Class A	7,000	18,628
	Wisdom Education International Holdings Co., Ltd.	294,000	95,660
	Wison Engineering Services Co., Ltd.	106,000	10,639
	Wolong Electric Group Co., Ltd., Class A	26,800	49,014
*	Wonders Information Co., Ltd., Class A	5,600	18,270
	Wuhan Department Store Group Co., Ltd., Class A	20,700	40,352
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,400	17,841
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,200	24,615
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	19,200	85,113
	Wuhu Token Science Co., Ltd., Class A	29,600	44,199
	WUS Printed Circuit Kunshan Co., Ltd., Class A	26,000	71,722
#	WuXi AppTec Co., Ltd., Class H	21,800	348,545
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	10,800	96,922
	Wuxi Taiji Industry Co., Ltd., Class A	25,800	39,282
	XCMG Construction Machinery Co., Ltd., Class A	104,800	84,053

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	189,500	$324,361
	Xiamen C & D, Inc., Class A	68,200	85,421
	Xiamen Faratronic Co., Ltd., Class A	2,900	38,911
	Xiamen International Port Co., Ltd., Class H	426,000	35,218
	Xiamen Intretech, Inc., Class A	6,200	54,497
	Xiamen ITG Group Corp., Ltd., Class A	45,000	45,051
	Xiamen Kingdomway Group Co., Class A	8,400	47,568
	Xiamen Meiya Pico Information Co., Ltd., Class A	7,400	25,120
	Xiamen Tungsten Co., Ltd., Class A	11,700	23,533
*	Xiaomi Corp., Class B	985,200	2,801,943
	Xinfengming Group Co., Ltd., Class A	13,800	21,026
	Xingda International Holdings, Ltd.	445,487	114,745
	Xingfa Aluminium Holdings, Ltd.	48,000	47,793
	Xinhu Zhongbao Co., Ltd., Class A	73,200	35,102
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	164,000	99,654
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	273,858	361,007
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,000	17,415
	Xinjiang Tianshan Cement Co., Ltd., Class A	35,900	79,890
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	26,700	20,376
*	Xinming China Holdings, Ltd.	18,000	2,368
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	130,100	70,651
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	35,600	64,314
#	Xinyi Solar Holdings, Ltd.	1,194,952	2,182,992
	Xinyu Iron & Steel Co., Ltd., Class A	78,400	48,709
	Xinyuan Real Estate Co., Ltd., ADR	20,746	37,758
	Xtep International Holdings, Ltd.	663,502	224,972
	Xuji Electric Co., Ltd., Class A	19,900	41,993
#*	Xunlei, Ltd., ADR	22,867	60,140
	Yadea Group Holdings, Ltd.	510,000	730,236
*	Yanchang Petroleum International, Ltd.	2,200,000	8,799
	Yang Quan Coal Industry Group Co., Ltd., Class A	41,100	29,024
	Yango Group Co., Ltd., Class A	80,500	82,670
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	36,000	51,690
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	9,400	57,146
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	21,100	84,597
	YanTai Shuangta Food Co., Ltd., Class A	8,100	17,677
	Yanzhou Coal Mining Co., Ltd., Class H	910,000	662,296
*	Yashili International Holdings, Ltd.	397,000	24,874
	Yealink Network Technology Corp., Ltd., Class A	12,500	112,818
	YGSOFT, Inc., Class A	15,100	18,642
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	75,200	92,827
*	Yida China Holdings, Ltd.	36,000	9,934
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,800	73,110
	Yihai International Holding, Ltd.	133,000	1,766,781
	Yijiahe Technology Co., Ltd., Class A	1,500	18,660
	Yintai Gold Co., Ltd., Class A	24,920	37,445
	Yip’s Chemical Holdings, Ltd.	88,000	30,917
*	Yiren Digital, Ltd., Sponsored ADR	34,424	113,255
	Yixintang Pharmaceutical Group Co., Ltd., Class A	8,300	49,840
	Yonghui Superstores Co., Ltd., Class A	80,300	93,801
	Yonyou Network Technology Co., Ltd., Class A	11,500	74,424
	Youngor Group Co., Ltd., Class A	61,600	65,638
*	Youyuan International Holdings, Ltd.	136,920	862
	Youzu Interactive Co., Ltd., Class A	10,400	24,452
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	5,900	14,787
*	YuanShengTai Dairy Farm, Ltd.	1,424,000	112,142
	Yuexiu Property Co., Ltd.	3,985,292	773,748
	Yuexiu Transport Infrastructure, Ltd.	348,752	194,242
	Yum China Holdings, Inc.	103,926	5,531,981

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunda Holding Co., Ltd., Class A	32,492	$93,601
*	Yunnan Aluminium Co., Ltd., Class A	84,300	69,350
	Yunnan Baiyao Group Co Ltd, Class A	7,942	122,375
*	Yunnan Copper Co., Ltd., Class A	7,400	13,757
	Yunnan Energy New Material Co., Ltd., Class A	10,852	162,313
*	Yunnan Tin Co., Ltd., Class A	54,400	73,010
	Yunnan Water Investment Co., Ltd., Class H	77,000	9,248
	Yuzhou Group Holdings Co., Ltd.	1,211,712	469,019
	ZBOM Home Collection Co., Ltd., Class A	3,950	22,091
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	3,900	133,921
#	Zhaojin Mining Industry Co., Ltd., Class H	358,000	463,452
*	Zhefu Holding Group Co., Ltd., Class A	26,600	19,649
*	Zhejiang Century Huatong Group Co., Ltd., Class A	37,200	47,464
	Zhejiang Chint Electrics Co., Ltd., Class A	17,300	75,861
	Zhejiang Communications Technology Co., Ltd.	23,200	18,462
	Zhejiang Dahua Technology Co., Ltd., Class A	42,000	142,192
	Zhejiang Dingli Machinery Co., Ltd., Class A	6,540	89,113
	Zhejiang Expressway Co., Ltd., Class H	522,000	356,360
	Zhejiang Hailiang Co., Ltd., Class A	41,400	48,595
	Zhejiang Hangmin Co., Ltd., Class A	25,400	20,172
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	15,500	18,003
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,200	18,854
	Zhejiang Huafeng Spandex Co., Ltd., Class A	28,200	33,841
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	14,910	75,334
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	5,300	31,595
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	47,100	69,722
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,500	44,666
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	5,900	25,613
	Zhejiang Juhua Co., Ltd., Class A	23,200	23,169
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	8,300	19,229
	Zhejiang Longsheng Group Co., Ltd., Class A	52,600	104,629
	Zhejiang Medicine Co., Ltd., Class A	20,300	43,370
*	Zhejiang Narada Power Source Co., Ltd., Class A	18,000	43,199
	Zhejiang NHU Co., Ltd., Class A	27,600	119,857
	Zhejiang Runtu Co., Ltd., Class A	15,900	21,277
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	41,540	152,234
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	18,900	62,721
	Zhejiang Semir Garment Co., Ltd., Class A	20,300	25,330
	Zhejiang Supor Co., Ltd., Class A	8,000	84,434
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	49,700	53,449
	Zhejiang Wanliyang Co., Ltd., Class A	39,600	69,050
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	10,690	34,982
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	25,300	70,796
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	9,700	22,289
	Zhejiang Yasha Decoration Co., Ltd., Class A	18,400	24,670
*	Zhejiang Yongtai Technology Co., Ltd., Class A	8,900	11,934
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	124,000	136,409
	Zhengzhou Yutong Bus Co., Ltd., Class A	25,600	61,233
	Zhong An Group, Ltd.	906,000	36,329
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	9,100	47,634
	Zhongji Innolight Co., Ltd., Class A	2,600	18,409
	Zhongjin Gold Corp., Ltd., Class A	15,900	22,214
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	35,900	20,918
	Zhongshan Public Utilities Group Co., Ltd., Class A	17,200	21,598
	Zhongsheng Group Holdings, Ltd.	278,500	1,985,772
*	Zhongtian Financial Group Co., Ltd., Class A	41,700	18,997
	Zhongyu Gas Holdings, Ltd.	94,455	82,548
#	Zhou Hei Ya International Holdings Co., Ltd.	227,000	220,933
*	Zhuguang Holdings Group Co., Ltd.	344,000	53,306

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhuhai Holdings Investment Group, Ltd.	106,000	$26,287
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	243,050	748,471
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,300	23,725
	Zhuzhou Kibing Group Co., Ltd., Class A	91,500	125,579
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	39,300	48,390
	Zijin Mining Group Co., Ltd., Class H	1,808,000	1,318,055
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	327,400	289,066
	ZTE Corp., Class H	178,120	393,833
	ZTO Express Cayman, Inc., ADR	64,110	1,857,908

TOTAL CHINA			520,736,583

COLOMBIA — (0.2%)
	Banco de Bogota SA	15,250	268,092
	Bancolombia SA, Sponsored ADR	14,286	364,150
	Bancolombia SA	35,012	221,632
	Bolsa de Valores de Colombia	3,425	9,026
	Celsia SA ESP	260,090	282,646
	Cementos Argos SA	150,788	177,462
*	CEMEX Latam Holdings SA	49,384	40,894
*	Constructora Conconcreto SA	2,809	237
*	Corp. Financiera Colombiana SA	39,515	265,449
	Ecopetrol SA	758,041	350,783
	Grupo Argos SA	73,509	201,704
	Grupo Aval Acciones y Valores SA, ADR	9,190	41,723
	Grupo de Inversiones Suramericana SA	25,585	132,871
	Grupo Energia Bogota SA ESP	167,811	104,059
	Grupo Nutresa SA	29,013	159,969
	Interconexion Electrica SA ESP	101,079	544,785
	Mineros SA	29,205	27,165
	Promigas SA ESP	7,608	13,200

TOTAL COLOMBIA			3,205,847

CZECH REPUBLIC — (0.1%)
	CEZ A.S	34,199	647,269
*	Komercni banka A.S.	12,563	255,106
	Moneta Money Bank A.S.	298,298	677,166
	O2 Czech Republic A.S.	21,410	201,097

TOTAL CZECH REPUBLIC			1,780,638

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	266,956	1,029,751
	Commercial International Bank Egypt S.A.E., GDR	14,582	56,359
*	Egyptian Financial Group-Hermes Holding Co., GDR	7,190	11,217
*	Egyptian Financial Group-Hermes Holding Co., GDR	1,326	2,069

TOTAL EGYPT			1,099,396

GREECE — (0.2%)
*	Aegean Airlines SA	15,499	47,998
*	Alpha Bank AE	256,334	130,442
	Athens Water Supply & Sewage Co. SA	18,561	143,895
	Autohellas SA	11,416	49,316
	Bank of Greece	6,492	101,537
*	Ellaktor SA	37,044	58,210
*	Eurobank Ergasias Services and Holdings SA, Class A	390,255	130,505
*	FF Group	11,777	12,344
*	Fourlis Holdings SA	23,710	91,553
*	GEK Terna Holding Real Estate Construction SA	34,895	236,063

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Hellenic Exchanges - Athens Stock Exchange SA	11,028	$32,844
	Hellenic Petroleum SA	16,077	78,855
	Hellenic Telecommunications Organization SA	47,320	627,544
	Holding Co. ADMIE IPTO SA	42,075	104,048
*	Intracom Holdings SA	24,302	17,605
	JUMBO SA	18,052	253,023
*	LAMDA Development SA	33,428	197,605
	Motor Oil Hellas Corinth Refineries SA	15,593	145,791
	Mytilineos SA	28,246	309,908
*	National Bank of Greece SA	129,063	135,921
*	Piraeus Bank SA	123,572	95,057
	Piraeus Port Authority SA	3,173	62,730
*	Public Power Corp. SA	23,407	131,452
	Sarantis SA	12,002	118,408
	Terna Energy SA	13,424	178,699
	Titan Cement International SA	9,067	112,607
	Titan Cement International SA	2,095	26,172

TOTAL GREECE			3,630,132

HONG KONG — (0.3%)
	Anxin-China Holdings, Ltd.	784,000	0
	Atlas Corp.	49,382	426,167
#*	Beijing Energy International Holding Co., Ltd.	1,888,000	53,937
	China Huirong Financial Holdings, Ltd.	84,000	5,036
	China New Higher Education Group, Ltd.	62,000	32,352
	Fiber Optic Center, Inc.	396,000	2,682
	Fuguiniao Co., Ltd.	51,000	4,786
	Hopewell Highway Infrastructure, Ltd.	31,500	9,151
	Karce International Holdings Open	134,000	0
	Shenzhou International Group Holdings, Ltd.	199,000	3,462,474
	Shoucheng Holdings, Ltd.	679,600	244,059
	Tech-Pro, Inc.	1,644,000	2,714
	Wharf Holdings, Ltd. (The)	209,000	432,649

TOTAL HONG KONG			4,676,007

HUNGARY — (0.2%)
*	CIG Pannonia Life Insurance P.L.C., Class A	14,978	14,655
	Magyar Telekom Telecommunications P.L.C.	230,882	254,470
*	MOL Hungarian Oil & Gas P.L.C.	234,811	1,140,223
*	OTP Bank P.L.C.	46,270	1,443,373

TOTAL HUNGARY			2,852,721

INDIA — (9.1%)
*	3M India, Ltd.	554	137,953
	Aarti Drugs, Ltd.	11,204	103,034
	Aarti Industries, Ltd.	24,299	327,035
	ABB India, Ltd.	4,427	53,052
*	ABB Powar Products & System India, Ltd.	1,047	13,586
	Abbott India, Ltd.	1,520	313,705
	ACC, Ltd.	17,076	379,840
	Adani Enterprises, Ltd.	40,551	184,146
	Adani Gas, Ltd.	55,570	165,078
*	Adani Green Energy, Ltd.	91,396	1,055,656
*	Adani Power, Ltd.	371,686	179,107
*	Adani Transmissions, Ltd.	110,351	430,617
*	Aditya Birla Capital, Ltd.	163,572	142,976
*	Aditya Birla Fashion and Retail, Ltd.	93,200	193,755
	Advanced Enzyme Technologies, Ltd.	12,879	54,268

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Aegis Logistics, Ltd.	11,934	$33,416
	Agro Tech Foods, Ltd.	3,172	30,421
	Ahluwalia Contracts India, Ltd.	2,080	6,091
	AIA Engineering, Ltd.	12,413	283,335
	Ajanta Pharma, Ltd.	12,898	273,977
	Akzo Nobel India, Ltd.	3,881	103,210
	Alembic Pharmaceuticals, Ltd.	27,495	356,771
	Alembic, Ltd.	54,445	67,686
	Alkyl Amines Chemicals	1,210	48,616
	Allcargo Logistics, Ltd.	33,994	54,084
	Amara Raja Batteries, Ltd.	8,371	86,792
	Ambuja Cements, Ltd.	149,619	524,319
*	Amtek Auto, Ltd.	52,973	369
	APL Apollo Tubes, Ltd.	3,613	152,584
	Apollo Tyres, Ltd.	166,410	314,247
*	Arvind Fashions, Ltd.	28,252	46,760
*	Arvind, Ltd.	84,021	38,247
	Asahi India Glass, Ltd.	26,973	81,690
	Ashok Leyland, Ltd.	383,001	407,431
*	Ashoka Buildcon, Ltd.	39,545	32,459
	Asian Paints, Ltd.	57,778	1,722,168
	Astral Poly Technik, Ltd.	13,530	205,835
	Atul, Ltd.	4,562	370,052
	Automotive Axles, Ltd.	3,807	36,269
	Avanti Feeds, Ltd.	16,758	108,540
*	Avenue Supermarts, Ltd.	8,273	249,010
*	Axis Bank, Ltd.	283,836	1,875,712
	Bajaj Auto, Ltd.	12,442	483,914
*	Bajaj Consumer Care, Ltd.	33,236	83,793
*	Bajaj Electricals, Ltd.	13,012	85,582
	Bajaj Finance, Ltd.	30,916	1,375,364
	Bajaj Finserv, Ltd.	8,643	646,780
*	Bajaj Hindusthan Sugar, Ltd.	210,829	13,361
	Bajaj Holdings & Investment, Ltd.	13,543	421,373
	Balaji Amines, Ltd.	5,263	59,561
	Balkrishna Industries, Ltd.	38,555	696,792
	Balmer Lawrie & Co., Ltd.	30,656	41,739
	Balrampur Chini Mills, Ltd.	75,503	163,610
*	Bandhan Bank, Ltd.	16,950	65,989
*	Bank of Baroda	157,380	88,279
*	Bank of Maharashtra	198,041	29,625
	Bannari Amman Sugars, Ltd.	894	15,676
	BASF India, Ltd.	3,352	61,487
	Bata India, Ltd.	9,609	170,196
	BEML, Ltd.	5,626	46,260
	Berger Paints India, Ltd.	69,450	584,143
	Bharat Forge, Ltd.	95,346	578,666
	Bharat Petroleum Corp., Ltd.	125,445	598,592
	Bharat Rasayan, Ltd.	365	42,367
	Bharti Airtel, Ltd.	435,099	2,538,172
	Bharti Infratel, Ltd.	95,502	238,960
*	Biocon, Ltd.	48,885	266,748
	Birla Corp., Ltd.	10,855	93,791
*	Birlasoft, Ltd.	76,643	187,254
*	Blue Dart Express, Ltd.	537	26,633
	Blue Star, Ltd.	12,081	102,503
	Bodal Chemicals, Ltd.	15,834	12,781
	Bombay Dyeing & Manufacturing Co., Ltd.	20,556	17,069
	Borosil Renewables, Ltd.	14,033	17,524

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Borosil, Ltd.	14,033	$27,146
	Bosch, Ltd.	1,467	229,937
	Brigade Enterprises, Ltd.	32,571	78,590
	Britannia Industries, Ltd.	12,364	579,886
	BSE, Ltd.	6,411	42,641
	Can Fin Homes, Ltd.	18,789	115,835
*	Canara Bank	126,670	147,737
*	Capacit’e Infraprojects, Ltd.	12,709	23,251
	Carborundum Universal, Ltd.	19,475	74,306
	Care Ratings, Ltd.	2,130	8,558
	Castrol India, Ltd.	106,814	164,781
	CCL Products India, Ltd.	34,083	110,726
	Ceat, Ltd.	12,726	187,432
	Central Depository Services India, Ltd.	4,550	29,632
	Century Plyboards India, Ltd.	37,659	87,728
	Century Textiles & Industries, Ltd.	18,089	74,597
	Cera Sanitaryware, Ltd.	2,249	80,862
	CESC, Ltd.	14,764	111,770
	Chambal Fertilizers & Chemicals, Ltd.	72,529	159,003
*	Chennai Petroleum Corp., Ltd.	17,205	17,794
	Chennai Super Kings Cricket, Ltd.	130,176	741
*	Cholamandalam Financial Holdings, Ltd.	36,595	190,267
	Cholamandalam Investment and Finance Co., Ltd.	117,324	428,959
	City Union Bank, Ltd.	133,999	267,321
	Coal India, Ltd.	224,957	347,643
	Coforge, Ltd.	6,179	183,806
	Colgate-Palmolive India, Ltd.	16,930	347,139
	Container Corp. Of India, Ltd.	71,149	375,397
	Coromandel International, Ltd.	42,522	416,579
	CRISIL, Ltd.	8,107	227,332
*	Crompton Greaves Consumer Electricals, Ltd.	196,701	791,673
	Cummins India, Ltd.	24,447	142,916
	Cyient, Ltd.	23,996	127,760
	Dabur India, Ltd.	84,311	582,112
*	Dalmia Bharat, Ltd.	22,877	260,088
	DB Corp., Ltd.	25,664	25,562
*	DCB Bank, Ltd.	99,628	104,428
	DCM Shriram, Ltd.	26,469	120,840
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	16,772	33,400
	Deepak Nitrite, Ltd.	14,093	141,382
	Dhampur Sugar Mills, Ltd.	15,975	30,753
	Dhani Services, Ltd.	35,876	95,217
	Dhani Services, Ltd.	6,548	8,478
	Dhanuka Agritech, Ltd.	6,469	64,058
	Dilip Buildcon, Ltd.	18,685	82,252
*	Dish TV India, Ltd.	176,773	27,199
	Dishman Carbogen Amcis, Ltd.	29,525	60,374
	Divi’s Laboratories, Ltd.	16,982	720,108
	Dixon Technologies India, Ltd.	1,128	142,106
	DLF, Ltd.	123,116	263,686
	Dr Lal PathLabs, Ltd.	10,567	327,754
	eClerx Services, Ltd.	11,671	110,110
*	Edelweiss Financial Services, Ltd.	176,449	133,208
	EICHER MOTORS LTD.	31,180	877,243
*	EID Parry India, Ltd.	39,453	147,384
*	EIH, Ltd.	53,723	54,544
	Elgi Equipments, Ltd.	50,996	71,979
	Emami, Ltd.	49,436	236,400
	Endurance Technologies, Ltd.	12,236	174,906

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Engineers India, Ltd.	76,414	$66,870
	EPL, Ltd.	16,384	55,396
	Escorts, Ltd.	31,617	513,335
	Excel Industries, Ltd.	733	8,559
	Exide Industries, Ltd.	119,005	254,845
	FDC, Ltd.	24,667	113,928
*	Federal Bank, Ltd.	596,448	405,874
	Fine Organic Industries, Ltd.	406	14,515
	Finolex Cables, Ltd.	31,095	116,722
	Finolex Industries, Ltd.	19,213	134,981
	Firstsource Solutions, Ltd.	118,484	111,800
*	Future Lifestyle Fashions, Ltd.	13,486	13,813
	Gabriel India, Ltd.	37,453	47,841
	GAIL India, Ltd.	695,965	796,232
	Galaxy Surfactants, Ltd.	1,107	24,577
	Garware Technical Fibres, Ltd.	5,029	127,315
	Gateway Distriparks, Ltd.	32,484	40,292
*	GE T&D India, Ltd.	6,889	7,551
*	General Insurance Corp. of India	13,962	22,310
	GHCL, Ltd.	20,516	43,074
	Gillette India, Ltd.	2,205	157,838
	GMM Pfaudler, Ltd.	389	18,635
	Godrej Consumer Products, Ltd.	71,055	638,462
*	Godrej Industries, Ltd.	17,871	88,198
*	Godrej Properties, Ltd.	8,798	122,462
	Granules India, Ltd.	79,722	410,813
	Graphite India, Ltd.	3,594	8,529
	Grasim Industries, Ltd.	59,707	627,858
	Great Eastern Shipping Co., Ltd. (The)	26,241	79,989
*	Greaves Cotton, Ltd.	45,105	42,334
	Grindwell Norton, Ltd.	9,426	68,934
	Gujarat Alkalies & Chemicals, Ltd.	11,691	50,509
	Gujarat Ambuja Exports, Ltd.	40,788	63,243
*	Gujarat Fluorochemicals, Ltd.	16,368	105,933
	Gujarat Gas, Ltd.	77,357	309,448
*	Gujarat Industries Power Co., Ltd.	19,775	18,171
	Gujarat Mineral Development Corp., Ltd.	28,795	16,667
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	25,754	71,189
	Gujarat Pipavav Port, Ltd.	113,985	136,018
	Gujarat State Petronet, Ltd.	85,718	224,099
	Gulf Oil Lubricants India, Ltd.	7,008	62,714
	Hatsun Agro Products, Ltd.	11,492	123,827
	Havells India, Ltd.	51,556	506,958
	HCL Technologies, Ltd.	303,770	3,467,667
	HDFC Asset Management Co., Ltd.	1,316	39,950
*	HDFC Bank, Ltd.	471,538	7,523,115
*	HDFC Life Insurance Co., Ltd.	89,590	713,891
	HEG, Ltd.	2,260	20,582
	HeidelbergCement India, Ltd.	39,068	97,208
*	Hemisphere Properties India, Ltd.	33,278	30,446
	Heritage Foods, Ltd.	6,774	27,751
	Hero MotoCorp, Ltd.	39,743	1,502,139
	Hester Biosciences, Ltd.	238	5,664
	HFCL, Ltd.	362,713	84,320
	Hikal, Ltd.	20,117	44,285
	HIL, Ltd.	1,730	40,842
	Himadri Speciality Chemical, Ltd.	42,228	26,799
	Himatsingka Seide, Ltd.	4,260	7,256
	Hindalco Industries, Ltd.	446,962	1,034,028

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hinduja Global Solutions, Ltd.	3,291	$29,553
*	Hindustan Oil Exploration Co., Ltd.	7,365	6,353
	Hindustan Unilever, Ltd.	135,446	3,793,884
	Honda India Power Products, Ltd.	1,167	15,564
	Honeywell Automation India, Ltd.	540	206,844
	Housing Development Finance Corp., Ltd.	132,011	3,420,252
	Huhtamaki PPL, Ltd.	11,366	42,383
*	ICICI Bank, Ltd., Sponsored ADR	164,684	1,737,421
*	ICICI Bank, Ltd.	299,400	1,578,468
	ICICI Lombard General Insurance Co., Ltd.	18,593	310,900
	ICICI Prudential Life Insurance Co., Ltd.	36,985	201,490
	ICICI Securities, Ltd.	17,508	109,093
*	IDFC First Bank, Ltd.	718,827	298,845
	IDFC, Ltd.	238,255	97,834
*	IFB Industries, Ltd.	4,858	46,322
*	IFCI, Ltd.	325,050	25,419
	IIFL Finance, Ltd.	99,665	99,688
	IIFL Securities, Ltd.	99,665	52,618
	IIFL Wealth Management, Ltd.	14,238	175,715
	India Cements, Ltd. (The)	84,319	134,299
	Indiabulls Housing Finance, Ltd.	132,583	251,592
*	Indiabulls Real Estate, Ltd.	135,430	87,197
*	Indian Bank	68,793	53,463
	Indian Energy Exchange, Ltd.	9,357	24,165
	Indian Hotels Co., Ltd. (The)	121,267	155,943
	Indian Hume Pipe Co., Ltd. (The)	8,416	18,039
	Indian Oil Corp., Ltd.	364,914	390,158
*	Indian Overseas Bank	345,326	42,581
	Indo Count Industries, Ltd.	32,201	62,347
	Indoco Remedies, Ltd.	12,214	42,410
	Indraprastha Gas, Ltd.	60,726	330,348
*	IndusInd Bank, Ltd.	26,493	208,426
*	INEOS Styrolution India, Ltd.	1,619	11,470
	Infibeam Avenues, Ltd.	79,662	89,686
	Info Edge India, Ltd.	6,840	326,673
	Infosys, Ltd., Sponsored ADR	141,430	2,018,206
	Infosys, Ltd.	609,396	8,729,256
	Inox Leisure, Ltd.	29,769	101,952
*	Intellect Design Arena, Ltd.	22,152	70,859
*	InterGlobe Aviation, Ltd.	10,262	180,359
	IRB Infrastructure Developers, Ltd.	52,618	80,129
	ITD Cementation India, Ltd.	35,112	23,154
	J Kumar Infraprojects, Ltd.	12,750	17,644
	Jagran Prakashan, Ltd.	33,883	16,815
	Jai Corp., Ltd.	22,407	25,004
*	Jaiprakash Power Ventures, Ltd.	476,905	14,780
*	Jammu & Kashmir Bank, Ltd. (The)	14,738	2,824
	Jamna Auto Industries, Ltd.	77,992	42,412
	JB Chemicals & Pharmaceuticals, Ltd.	12,437	168,931
	Jindal Poly Films, Ltd.	2,316	14,251
	Jindal Saw, Ltd.	77,246	63,178
*	Jindal Stainless Hisar, Ltd.	35,791	47,564
*	Jindal Stainless, Ltd.	88,742	74,774
*	Jindal Steel & Power, Ltd.	157,433	407,157
	JK Cement, Ltd.	10,543	261,007
	JK Lakshmi Cement, Ltd.	15,807	61,726
	JK Paper, Ltd.	41,108	48,790
	JK Tyre & Industries, Ltd.	33,006	29,852
	JM Financial, Ltd.	82,641	90,272

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,565	$75,604
	JSW Energy, Ltd.	211,709	171,632
	JSW Steel, Ltd.	386,000	1,607,873
	JTEKT India, Ltd.	33,878	33,816
	Jubilant Foodworks, Ltd.	27,504	808,581
	Jubilant Life Sciences, Ltd.	50,434	495,049
*	Just Dial, Ltd.	12,615	110,725
	Jyothy Labs, Ltd.	27,180	49,754
	Kajaria Ceramics, Ltd.	32,041	245,102
	Kalpataru Power Transmission, Ltd.	29,121	97,565
	Kalyani Steels, Ltd.	11,486	32,450
	Kansai Nerolac Paints, Ltd.	17,994	125,054
*	Karnataka Bank, Ltd. (The)	43,338	24,878
*	Karur Vysya Bank, Ltd. (The)	188,782	82,230
*	Kaveri Seed Co., Ltd.	11,466	78,175
	KEC International, Ltd.	45,894	200,429
	KEI Industries, Ltd.	25,830	118,934
	Kiri Industries, Ltd.	7,501	45,015
	Kirloskar Oil Engines, Ltd.	25,693	35,497
	KNR Constructions, Ltd.	22,800	76,985
*	Kotak Mahindra Bank, Ltd.	82,488	1,718,734
	KPIT Technologies, Ltd.	80,994	102,381
	KPR Mill, Ltd.	10,432	104,806
	KRBL, Ltd.	34,591	119,357
	L&T Finance Holdings, Ltd.	305,522	265,907
	LA Opala RG, Ltd.	5,529	15,293
	Lakshmi Machine Works, Ltd.	1,141	61,530
	Larsen & Toubro Infotech, Ltd.	14,878	585,348
	Laurus Labs, Ltd.	37,575	160,634
	LG Balakrishnan & Bros, Ltd.	5,958	20,048
	LIC Housing Finance, Ltd.	151,919	579,223
	Linde India, Ltd.	11,710	131,829
	LT Foods, Ltd.	64,829	46,096
	LUX Industries, Ltd.	2,738	51,520
	Mahanagar Gas, Ltd.	14,324	157,564
	Maharashtra Scooters, Ltd.	1,746	65,764
	Maharashtra Seamless, Ltd.	11,052	33,041
*	Mahindra & Mahindra Financial Services, Ltd.	236,864	391,186
	Mahindra & Mahindra, Ltd.	176,331	1,413,419
*	Mahindra CIE Automotive, Ltd.	41,536	77,278
*	Mahindra Holidays & Resorts India, Ltd.	6,412	14,414
*	Mahindra Lifespace Developers, Ltd.	3,562	13,443
	Majesco, Ltd.	8,575	106,897
	Manappuram Finance, Ltd.	138,949	291,764
	Marico, Ltd.	125,614	603,773
	Maruti Suzuki India, Ltd.	20,439	1,912,225
	MAS Financial Services, Ltd.	4,473	49,974
	Mastek, Ltd.	4,770	54,467
	Mayur Uniquoters, Ltd.	7,210	23,933
	Meghmani Organics, Ltd.	52,538	50,503
	Minda Industries, Ltd.	28,541	122,872
	Mindtree, Ltd.	20,218	363,753
	MOIL, Ltd.	36,155	62,648
	Motherson Sumi Systems, Ltd.	429,015	611,670
	Motilal Oswal Financial Services, Ltd.	12,868	97,536
	Mphasis, Ltd.	45,546	852,441
	MRF, Ltd.	401	351,354
	Muthoot Finance, Ltd.	46,432	769,148
	National Aluminium Co., Ltd.	299,608	123,683

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Nava Bharat Ventures, Ltd.	33,300	$23,757
	Navin Fluorine International, Ltd.	5,554	167,713
	Navneet Education, Ltd.	37,731	38,810
	NBCC India, Ltd.	111,654	34,253
	NCC, Ltd.	133,562	61,074
	NESCO, Ltd.	5,339	36,478
	NHPC, Ltd.	501,763	134,454
	NIIT, Ltd.	27,465	51,920
	Nilkamal, Ltd.	2,517	42,914
	NLC India, Ltd.	88,191	58,214
	NMDC, Ltd.	93,110	103,209
	NOCIL, Ltd.	29,828	54,906
	NRB Bearings, Ltd.	22,385	20,384
	NTPC, Ltd.	348,211	414,971
*	Oberoi Realty, Ltd.	27,402	163,658
*	Omaxe, Ltd.	22,851	20,437
	Oracle Financial Services Software, Ltd.	8,255	351,189
	Orient Cement, Ltd.	28,090	24,337
	Orient Electric, Ltd.	12,508	35,077
	Orient Refractories, Ltd.	20,027	50,543
	Oriental Carbon & Chemicals, Ltd.	1,568	16,426
	Page Industries, Ltd.	1,757	475,277
	Paisalo Digital, Ltd.	1,915	10,018
	Parag Milk Foods, Ltd.	15,727	22,442
	Persistent Systems, Ltd.	21,940	343,662
	Petronet LNG, Ltd.	253,111	788,981
	Phillips Carbon Black, Ltd.	29,375	55,622
	Phoenix Mills, Ltd. (The)	18,240	139,268
	PI Industries, Ltd.	24,659	731,174
	Pidilite Industries, Ltd.	25,623	542,978
*	PNB Housing Finance, Ltd.	15,438	73,300
	PNC Infratech, Ltd.	35,001	80,216
	Poly Medicure, Ltd.	6,882	44,723
	Polyplex Corp., Ltd.	6,276	65,583
	Power Finance Corp., Ltd.	353,810	417,088
	Power Grid Corp. of India, Ltd.	362,101	840,226
	Praj Industries, Ltd.	30,429	31,568
	Prestige Estates Projects, Ltd.	66,478	224,425
*	Procter & Gamble Health, Ltd.	1,462	101,507
	Procter & Gamble Hygiene & Health Care, Ltd.	2,452	335,922
	PSP Projects, Ltd.	3,766	19,627
	PTC India Financial Services, Ltd.	61,047	14,945
	PTC India, Ltd.	99,549	63,196
*	Punjab National Bank	434,318	156,703
	PVR, Ltd.	18,172	263,163
*	Quess Corp., Ltd.	13,875	76,865
	Rain Industries, Ltd.	50,053	71,261
	Rajesh Exports, Ltd.	30,006	187,068
	Rallis India, Ltd.	10,737	35,832
	Ramco Cements, Ltd. (The)	18,701	201,283
	Ramco Industries, Ltd.	17,140	43,745
	Rashtriya Chemicals & Fertilizers, Ltd.	77,501	44,278
	Ratnamani Metals & Tubes, Ltd.	5,800	99,239
	RBL Bank, Ltd.	119,186	279,685
	REC, Ltd.	385,974	535,626
	Redington India, Ltd.	143,736	249,669
*	Relaxo Footwears, Ltd.	12,658	112,453
	Savita Oil Technologies, Ltd.	516	4,774
*	SBI Life Insurance Co., Ltd.	21,008	218,453

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Schaeffler India, Ltd.	1,721	$87,444
	Security & Intelligence Services India, Ltd.	10,330	50,971
*	Sequent Scientific, Ltd.	34,602	65,798
	Seshasayee Paper & Boards, Ltd.	3,845	6,630
	SH Kelkar & Co., Ltd.	11,983	13,752
	Sharda Cropchem, Ltd.	11,070	40,453
*	Sheela Foam, Ltd.	110	1,945
	Shilpa Medicare, Ltd.	10,912	66,211
	Shipping Corp. of India, Ltd.	49,571	34,135
*	Shoppers Stop, Ltd.	5,605	13,154
	Shree Cement, Ltd.	2,077	605,382
	Shriram City Union Finance, Ltd.	6,356	68,489
	Shriram Transport Finance Co., Ltd.	61,244	569,763
	SKF India, Ltd.	1,307	26,014
	Sobha, Ltd.	31,407	122,832
	Solar Industries India, Ltd.	9,132	123,927
	Somany Home Innovation, Ltd.	17,822	18,134
	Sonata Software, Ltd.	20,572	87,594
*	South Indian Bank, Ltd. (The)	558,317	48,880
	SRF, Ltd.	7,893	467,265
	Srikalahasthi Pipes, Ltd.	7,842	12,891
*	State Bank of India	186,967	477,992
*	State Bank of India, GDR	1,409	35,718
*	Steel Authority of India, Ltd.	364,495	169,623
	Sterlite Technologies, Ltd.	61,607	122,222
	Strides Pharma Science, Ltd.	22,732	210,911
	Subros, Ltd.	14,654	55,352
	Sudarshan Chemical Industries	10,535	62,352
	Sun TV Network, Ltd.	50,950	291,046
	Sundaram Finance Holdings, Ltd.	4,466	3,260
	Sundaram Finance, Ltd.	9,801	194,396
	Sundaram-Clayton, Ltd.	1,860	42,426
	Sundram Fasteners, Ltd.	33,739	194,720
	Sunteck Realty, Ltd.	29,355	105,167
	Suprajit Engineering, Ltd.	22,155	53,180
	Supreme Industries, Ltd.	20,001	390,791
	Supreme Petrochem, Ltd.	17,842	63,141
	Swaraj Engines, Ltd.	2,273	43,263
	Symphony, Ltd.	5,585	64,035
*	Syngene International, Ltd.	44,968	323,640
	Tasty Bite Eatables, Ltd.	176	23,993
	Tata Chemicals, Ltd.	31,796	137,387
	Tata Communications, Ltd.	33,278	417,483
	Tata Consultancy Services, Ltd.	160,038	5,765,038
	Tata Consumer Products, Ltd.	84,759	564,509
	Tata Elxsi, Ltd.	8,336	172,779
	Tata Metaliks, Ltd.	5,166	35,828
*	Tata Motors, Ltd.	819,291	1,463,014
	Tata Power Co., Ltd. (The)	420,804	296,366
	Tata Steel, Ltd.	84,958	469,801
	TCI Express, Ltd.	7,933	84,469
	Tech Mahindra, Ltd.	137,063	1,505,312
*	Techno Electric & Engineering Co., Ltd.	14,738	37,949
	Texmaco Rail & Engineering, Ltd.	32,187	10,537
	Thermax, Ltd.	7,422	76,459
	Thyrocare Technologies, Ltd.	8,171	126,764
	Tide Water Oil Co India, Ltd.	569	33,771
	Timken India, Ltd.	5,771	84,051
	Tinplate Co. of India, Ltd. (The)	23,897	41,495

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Titan Co., Ltd.	64,165	$1,011,464
	Torrent Power, Ltd.	63,788	267,404
	Transport Corp. of India, Ltd.	15,325	46,365
	Trent, Ltd.	23,170	205,884
	Trident, Ltd.	493,708	48,971
	Triveni Engineering & Industries, Ltd.	44,269	42,845
	Triveni Turbine, Ltd.	39,003	36,488
	TTK Prestige, Ltd.	1,165	89,695
	Tube Investments of India, Ltd.	35,777	318,601
	TV Today Network, Ltd.	13,322	35,849
*	TV18 Broadcast, Ltd.	270,590	105,063
	TVS Srichakra, Ltd.	1,771	33,704
*	UCO Bank	304,304	47,621
	Uflex, Ltd.	15,527	69,676
	UltraTech Cement, Ltd.	23,079	1,416,206
*	Union Bank of India	228,708	74,682
	UPL, Ltd.	231,364	1,412,780
*	VA Tech Wabag, Ltd.	10,086	24,823
	Vaibhav Global, Ltd.	5,973	157,166
	Vakrangee, Ltd.	180,675	68,477
	Vardhman Textiles, Ltd.	9,151	94,801
	Varun Beverages, Ltd.	4,900	43,214
	Vedanta, Ltd.	656,098	850,457
	Venky’s India, Ltd.	2,911	57,378
	Vesuvius India, Ltd.	1,000	12,073
	V-Guard Industries, Ltd.	40,880	92,988
	Vinati Organics, Ltd.	11,289	184,028
	Vindhya Telelinks, Ltd.	1,762	16,986
	VIP Industries, Ltd.	20,150	73,836
*	V-Mart Retail, Ltd.	3,123	81,150
*	Vodafone Idea, Ltd.	2,330,694	276,439
	VRL Logistics, Ltd.	15,003	30,274
	VST Tillers Tractors, Ltd.	1,799	38,082
	Welspun Corp., Ltd.	45,947	66,255
	Welspun Enterprises, Ltd.	26,652	27,095
	Welspun India, Ltd.	187,140	175,878
	West Coast Paper Mills, Ltd.	14,590	31,094
	Wheels India, Ltd.	1,390	7,370
	Whirlpool of India, Ltd.	7,885	225,723
	Wipro, Ltd.	308,377	1,415,461
*	Yes Bank, Ltd.	602,119	100,997
	Zee Entertainment Enterprises, Ltd.	252,322	637,355
	Zensar Technologies, Ltd.	39,770	96,051

TOTAL INDIA			134,730,765

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	2,641,700	281,699
	Adaro Energy Tbk PT	8,136,900	616,806
	Adhi Karya Persero Tbk PT	262,325	10,195
	AKR Corporindo Tbk PT	658,800	119,145
*	Alam Sutera Realty Tbk PT	6,109,300	63,733
	Aneka Tambang Tbk	2,431,589	172,944
	Arwana Citramulia Tbk PT	1,603,400	54,373
	Astra Agro Lestari Tbk PT	154,367	112,813
	Astra International Tbk PT	3,637,400	1,328,280
	Astra Otoparts Tbk PT	444,800	26,111
*	Astrindo Nusantara Infrastructure Tbk PT	5,686,600	19,441
*	Asuransi Kresna Mitra Tbk PT	678,200	49,719
*	Bank Brisyariah Tbk PT	666,300	55,551

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bank Bukopin Tbk	3,493,200	$58,026
*	Bank Capital Indonesia Tbk PT	722,900	19,769
	Bank Central Asia Tbk PT	1,157,500	2,277,562
	Bank Danamon Indonesia Tbk PT	985,242	163,320
*	Bank Ina Perdana PT	268,700	12,888
	Bank Mandiri Persero Tbk PT	2,313,044	901,002
	Bank Negara Indonesia Persero Tbk PT	1,139,800	362,626
*	Bank Pan Indonesia Tbk PT	1,806,900	95,205
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,166,600	85,271
	Bank Pembangunan Daerah Jawa Timur Tbk PT	2,139,900	84,094
	Bank Rakyat Indonesia Persero Tbk PT	12,243,000	2,771,471
	Bank Tabungan Negara Persero Tbk PT	1,402,373	130,539
*	Barito Pacific Tbk PT	12,663,600	767,267
	Bayan Resources Tbk PT	13,000	11,153
*	Bekasi Fajar Industrial Estate Tbk PT	1,496,200	18,177
	BFI Finance Indonesia Tbk PT	743,500	19,329
*	Bintang Oto Global Tbk PT	442,800	41,583
	BISI International Tbk PT	932,700	57,300
*	Blue Bird Tbk PT	291,800	16,506
*	Buana Lintas Lautan Tbk PT	1,266,800	28,561
	Bukit Asam Tbk PT	1,654,405	216,767
*	Bumi Serpong Damai Tbk PT	1,815,500	108,059
*	Bumi Teknokultura Unggul Tbk PT	2,771,100	9,474
*	Capital Financial Indonesia Tbk PT	1,669,100	44,234
	Charoen Pokphand Indonesia Tbk PT	1,961,115	772,581
*	Citra Marga Nusaphala Persada Tbk PT	896,868	62,780
*	Delta Dunia Makmur Tbk PT	3,296,900	53,344
*	Eagle High Plantations Tbk PT	5,480,000	35,511
	Elnusa Tbk PT	2,138,700	30,540
*	Erajaya Swasembada Tbk PT	789,500	92,944
*	Gajah Tunggal Tbk PT	1,108,600	33,893
*	Garuda Indonesia Persero Tbk PT	2,211,146	35,751
*	Global Mediacom Tbk PT	2,488,600	38,172
*	Hanson International Tbk PT	46,633,300	59,786
*	Harum Energy Tbk PT	320,100	47,284
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,157,600	708,908
	Indika Energy Tbk PT	944,200	58,892
	Indo Tambangraya Megah Tbk PT	256,200	140,348
	Indocement Tunggal Prakarsa Tbk PT	261,500	215,937
	Indofood CBP Sukses Makmur Tbk PT	640,300	420,600
	Indofood Sukses Makmur Tbk PT	1,482,800	702,415
*	Indosat Tbk PT	493,300	66,849
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,001,000	163,411
*	Inovisi Infracom Tbk PT	668,445	0
*	Inti Agri Resources Tbk PT	3,873,200	4,966
	Japfa Comfeed Indonesia Tbk PT	2,986,700	215,316
	Jasa Marga Persero Tbk PT	566,926	136,630
	Jaya Real Property Tbk PT	1,230,300	35,344
	Kalbe Farma Tbk PT	4,567,600	473,894
*	Kapuas Prima Coal Tbk PT	1,774,000	14,241
*	Kawasan Industri Jababeka Tbk PT	8,369,468	118,530
*	KMI Wire & Cable Tbk PT	1,523,700	32,048
*	Kresna Graha Investama Tbk PT	3,259,900	19,304
	Link Net Tbk PT	609,400	86,992
*	Lippo Cikarang Tbk PT	1,557,710	84,295
*	Malindo Feedmill Tbk PT	779,500	28,699
*	Matahari Department Store Tbk PT	1,262,700	85,185
	Mayora Indah Tbk PT	1,671,725	266,425
*	Medco Energi Internasional Tbk PT	5,742,660	147,393

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Media Nusantara Citra Tbk PT	2,172,600	$121,185
	Metrodata Electronics Tbk PT	487,100	53,259
*	Mitra Adiperkasa Tbk PT	4,877,000	214,822
	Mitra Keluarga Karyasehat Tbk PT	911,200	163,014
*	MNC Investama Tbk PT	7,867,000	26,887
*	MNC Land Tbk PT	1,069,800	7,588
*	MNC Sky Vision Tbk PT	269,000	13,375
	Nippon Indosari Corpindo Tbk PT	723,844	61,117
	Pabrik Kertas Tjiwi Kimia Tbk PT	374,500	153,556
*	Pacific Strategic Financial Tbk PT	1,800,300	108,752
*	Pakuwon Jati Tbk PT	3,237,400	90,503
*	Pan Brothers Tbk PT	1,955,500	28,902
*	Panin Financial Tbk PT	8,902,100	113,868
*	Paninvest Tbk PT	840,400	39,410
	Perusahaan Gas Negara Tbk PT	3,122,300	224,096
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,633,300	107,160
*	Pool Advista Indonesia Tbk PT	350,400	898
	PP Persero Tbk PT	1,298,742	79,381
	Puradelta Lestari Tbk PT	3,809,400	58,265
	Ramayana Lestari Sentosa Tbk PT	1,095,400	42,433
*	Rimo International Lestari Tbk PT	18,540,300	23,770
*	Salim Ivomas Pratama Tbk PT	1,609,400	35,612
*	Sampoerna Agro Tbk PT	572,600	56,356
	Sarana Menara Nusantara Tbk PT	5,961,900	399,253
*	Sawit Sumbermas Sarana Tbk PT	1,413,000	78,701
	Selamat Sempurna Tbk PT	1,169,600	110,870
	Semen Baturaja Persero Tbk PT	807,400	27,034
	Semen Indonesia Persero Tbk PT	534,500	346,256
*	Sentul City Tbk PT	9,332,500	31,852
*	Sinar Mas Agro Resources & Technology Tbk PT	36,000	7,329
*	Sinar Mas Multiartha Tbk PT	16,500	18,114
*	Sitara Propertindo Tbk PT	1,060,900	3,696
*	Smartfren Telecom Tbk PT	8,189,600	38,410
	Sri Rejeki Isman Tbk PT	6,771,700	93,227
*	Sugih Energy Tbk PT	5,670,200	3,635
	Sumber Alfaria Trijaya Tbk PT	1,508,900	69,995
*	Summarecon Agung Tbk PT	3,205,000	141,351
	Surya Citra Media Tbk PT	2,807,000	280,601
*	Surya Esa Perkasa Tbk PT	2,146,300	20,146
	Surya Semesta Internusa Tbk PT	2,192,100	72,311
*	Suryainti Permata Tbk PT	1,280,000	0
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	80,904	1,382,649
	Tempo Scan Pacific Tbk PT	107,300	9,188
*	Tiga Pilar Sejahtera Food Tbk	1,372,000	20,076
	Tower Bersama Infrastructure Tbk PT	3,165,200	320,148
*	Trada Alam Minera Tbk PT	12,608,800	16,165
	Transcoal Pacific Tbk PT	155,000	64,381
*	Truba Alam Manuggal Engineering PT	3,328,000	0
	Tunas Baru Lampung Tbk PT	1,775,300	90,534
	Tunas Ridean Tbk PT	238,000	20,938
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,078,000	121,480
	Unilever Indonesia Tbk PT	1,327,500	704,486
	United Tractors Tbk PT	796,895	1,138,517
*	Vale Indonesia Tbk PT	366,000	100,105
	Waskita Beton Precast Tbk PT	4,254,600	44,670
	Waskita Karya Persero Tbk PT	1,355,243	67,484
	Wijaya Karya Beton Tbk PT	1,949,300	31,792
	Wijaya Karya Persero Tbk PT	1,331,249	107,696
	XL Axiata Tbk PT	1,994,300	272,598

TOTAL INDONESIA			24,780,098

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (1.7%)
	Duopharma Biotech Bhd	132,586	$119,663
#	Aeon Co. M Bhd	320,600	53,308
#	AEON Credit Service M Bhd	56,690	124,451
	AFFIN Bank Bhd	223,381	73,584
*	AirAsia Group Bhd	807,800	106,958
*	AirAsia X Bhd	818,400	6,884
	Ajinomoto Malaysia Bhd	3,400	12,005
	Alliance Bank Malaysia Bhd	424,000	222,637
	Allianz Malaysia Bhd	25,900	82,196
	AMMB Holdings Bhd	727,775	499,448
	Astro Malaysia Holdings Bhd	432,500	76,027
	Axiata Group Bhd	735,948	518,958
	Batu Kawan Bhd	34,000	123,736
*	Bermaz Auto Bhd	328,300	91,989
	BIMB Holdings Bhd	133,431	100,918
#*	Boustead Holdings Bhd	238,660	32,773
*	Boustead Plantations Bhd	122,960	13,916
*	Bumi Armada Bhd	1,250,300	66,532
	Bursa Malaysia Bhd	175,000	339,281
	Cahya Mata Sarawak Bhd	262,400	68,305
	Can-One Bhd	42,900	25,397
	CB Industrial Product Holding Bhd	146,080	30,913
	CIMB Group Holdings Bhd	824,380	585,087
	Comfort Glove Bhd	27,800	26,458
	CSC Steel Holdings Bhd	55,500	10,899
*	Cypark Resources Bhd	141,900	27,628
	D&O Green Technologies Bhd	343,200	91,916
*	Dagang NeXchange Bhd	247,700	10,476
	Datasonic Group Bhd	750,000	93,036
*	Dayang Enterprise Holdings Bhd	244,545	44,292
	Dialog Group Bhd	425,514	378,975
	DiGi.Com Bhd	601,200	545,429
	DRB-Hicom Bhd	345,800	158,243
	Dufu Technology Corp. Bhd	38,400	29,264
	Dutch Lady Milk Industries Bhd	6,400	53,274
	Eastern & Oriental Bhd	320,580	27,823
*	Eco World Development Group Bhd	536,900	49,131
*	Eco World International Bhd	172,100	15,323
	Ekovest BHD	546,150	61,765
	FGV Holdings Bhd	447,500	114,258
	Fraser & Neave Holdings Bhd	25,700	195,461
	Frontken Corp. Bhd	277,200	234,565
#	Gabungan AQRS Bhd	185,778	26,823
	Gadang Holdings Bhd	227,100	20,249
	Gamuda Bhd	311,248	249,455
#	Gas Malaysia Bhd	57,400	37,292
	Genting Plantations Bhd	37,000	87,425
	George Kent Malaysia Bhd	175,200	28,264
	Globetronics Technology Bhd	312,066	214,345
	Guan Chong Bhd	49,000	33,416
	Hai-O Enterprise Bhd	91,300	43,779
#	HAP Seng Consolidated Bhd	267,420	471,608
	Hartalega Holdings Bhd	298,600	1,295,278
*	Hengyuan Refining Co. Bhd	63,600	40,332
	HeveaBoard Bhd	108,600	13,076

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Hiap Teck Venture Bhd	583,500	$26,007
	Hong Leong Bank Bhd	83,990	299,396
#	Hong Leong Financial Group Bhd	63,313	215,177
	Hong Leong Industries Bhd	26,900	48,290
	Hup Seng Industries Bhd	164,800	36,310
*	IGB Bhd	27,886	16,716
	IJM Corp. Bhd	589,814	190,182
	IJM Plantations Bhd	85,300	33,811
	Inari Amertron Bhd	1,024,463	627,004
	Insas Bhd	133,113	23,707
	IOI Corp. Bhd	191,205	197,997
	IOI Properties Group Bhd	298,010	61,726
*	Iris Corp. Bhd	736,100	45,262
*	Iskandar Waterfront City Bhd	289,100	33,055
*	JAKS Resources Bhd	121,800	12,616
*	Jaya Tiasa Holdings Bhd	112,305	19,384
	JHM Consolidation Bhd	137,400	57,707
	Kenanga Investment Bank Bhd	159,100	28,729
	Kerjaya Prospek Group Bhd	237,309	51,682
	Kim Loong Resources Bhd	89,860	29,013
*	KNM Group Bhd	634,784	22,998
*	Kretam Holdings Bhd	266,200	32,384
*	KSL Holdings Bhd	229,364	25,413
	Kuala Lumpur Kepong Bhd	27,868	142,153
	Land & General Bhd	960,740	19,716
#*	LBS Bina Group Bhd	271,672	23,848
	Lii Hen Industries Bhd	49,800	47,713
	Lingkaran Trans Kota Holdings Bhd	58,400	54,865
	Lotte Chemical Titan Holding Bhd	191,900	96,133
#	LPI Capital Bhd	63,200	194,310
	Magni-Tech Industries Bhd	96,933	54,007
	Mah Sing Group Bhd	610,152	133,823
	Malakoff Corp. Bhd	570,000	126,933
	Malayan Banking Bhd	643,221	1,082,944
	Malayan Flour Mills Bhd	285,450	39,541
	Malaysia Airports Holdings Bhd	392,667	395,306
	Malaysia Building Society Bhd	702,313	82,860
	Malaysian Pacific Industries Bhd	53,263	282,468
	Malaysian Resources Corp. Bhd	783,400	70,698
	Matrix Concepts Holdings Bhd	335,750	128,534
#	Maxis Bhd	383,500	442,959
	MBM Resources BHD	78,530	49,948
	Mega First Corp. Bhd	78,700	131,852
	MKH Bhd	164,215	46,995
#	MMC Corp. Bhd	193,900	33,670
	MNRB Holdings Bhd	139,467	28,906
*	MPHB Capital Bhd	74,900	16,434
	Muda Holdings Bhd	113,800	44,153
*	Muhibbah Engineering M Bhd	112,100	19,689
*	Mulpha International Bhd	55,520	16,577
#	My EG Services Bhd	869,450	287,675
	NTPM Holdings Bhd	103,400	18,008
#	Oriental Holdings BHD	109,500	133,737
	OSK Holdings Bhd	402,764	72,241
	Padini Holdings Bhd	228,200	114,315
	Panasonic Manufacturing Malaysia Bhd	3,400	23,043
	Pantech Group Holdings Bhd	219,367	18,503
	Paramount Corp. Bhd	183,540	31,390
	Pentamaster Corp. Bhd	145,200	176,068

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	PESTECH International Bhd	51,000	$8,180
#	Petron Malaysia Refining & Marketing Bhd	50,500	37,088
	PIE Industrial Bhd	62,100	25,573
*	Pos Malaysia Bhd	137,200	31,043
	PPB Group Bhd	68,760	311,272
	Press Metal Aluminium Holdings Bhd	402,100	531,802
	Public Bank Bhd	780,270	2,830,996
	QL Resources Bhd	290,706	440,618
	Ranhill Utilities Bhd	207,858	42,494
	RCE Capital Bhd	23,900	10,927
#	RHB Bank Bhd	452,562	460,601
	Sam Engineering & Equipment M Bhd	16,800	25,289
*	Sapura Energy Bhd	2,326,211	56,344
	Sarawak Oil Palms Bhd	57,114	48,355
	Scientex Bhd	138,700	396,851
	Serba Dinamik Holdings Bhd	597,030	220,085
	Shangri-La Hotels Malaysia Bhd	63,400	60,624
	Sime Darby Plantation Bhd	197,900	230,480
	Sime Darby Property Bhd	817,600	106,216
	SKP Resources Bhd	61,900	26,205
	SP Setia Bhd Group	534,168	88,810
	Sunway Construction Group Bhd	187,510	81,826
#*	Supermax Corp. Bhd	154,804	353,346
	Suria Capital Holdings Bhd	21,720	4,337
	Syarikat Takaful Malaysia Keluarga Bhd	161,400	164,301
	Ta Ann Holdings Bhd	119,126	75,481
	TA Enterprise Bhd	441,000	65,288
#*	TA Global Bhd	529,180	33,737
#	Taliworks Corp. Bhd	77,900	15,195
	Tan Chong Motor Holdings Bhd	103,100	25,215
	Telekom Malaysia Bhd	246,460	248,434
	Tenaga Nasional Bhd	366,000	840,114
	Thong Guan Industries Bhd	23,800	17,074
	TIME dotCom Bhd	79,100	245,098
*	Tropicana Corp. Bhd	175,028	34,333
	TSH Resources Bhd	142,500	32,131
*	Tune Protect Group Bhd	184,300	13,308
	Uchi Technologies Bhd	152,170	95,625
	UEM Edgenta Bhd	103,000	46,551
*	UEM Sunrise Bhd	701,564	62,559
	UMW Holdings Bhd	151,000	80,008
	Unisem M Bhd	10,400	12,768
#	United Malacca Bhd	20,100	22,953
	United Plantations Bhd	28,200	97,765
	UOA Development Bhd	347,700	124,668
*	Velesto Energy Bhd	1,287,935	35,826
	ViTrox Corp. Bhd	41,100	140,498
	VS Industry Bhd	539,481	304,206
	Wah Seong Corp. Bhd	112,798	10,603
*	WCT Holdings Bhd	479,752	42,238
	Wellcall Holdings Bhd	218,950	55,376
	Westports Holdings Bhd	322,200	302,227
	Widad Group Bhd	134,700	21,686
	Yinson Holdings Bhd	162,500	179,089
*	YNH Property Bhd	197,408	133,488
*	YTL Corp. Bhd	1,719,187	300,185
*	YTL Power International Bhd	337,711	52,053

TOTAL MALAYSIA			25,280,548

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (2.2%)
	Alfa S.A.B. de C.V., Class A	1,529,960	$1,022,786
#	Alpek S.A.B. de C.V.	264,386	199,304
#*	Alsea S.A.B. de C.V.	220,241	191,465
#	America Movil S.A.B. de C.V.	4,507,271	2,739,020
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	116,929	1,393,794
	Arca Continental S.A.B. de C.V.	59,357	258,847
#*	Axtel S.A.B. de C.V.	625,205	234,030
#*	Banco del Bajio SA	130,899	108,550
	Bolsa Mexicana de Valores S.A.B. de C.V.	210,773	429,068
#	Cemex S.A.B. de C.V.	2,960,997	1,222,843
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	11,926	451,876
*	Consorcio ARA S.A.B. de C.V.	338,198	40,817
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	248,143	193,493
*	Corp. Actinver S.A.B. de C.V.	9,800	3,973
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	238,242	384,912
	Corp. Moctezuma S.A.B. de C.V.	87,200	226,104
#*	Credito Real S.A.B. de C.V. SOFOM ER	81,877	42,460
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	50,513	136,144
*	Elementia S.A.B. de C.V.	36,084	19,053
#*	Empresas ICA S.A.B. de C.V.	72,400	305
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	10,724	3,716
	Fomento Economico Mexicano S.A.B. de C.V.	147,942	795,873
*	Gentera S.A.B. de C.V.	500,847	118,060
	Gruma S.A.B. de C.V., Class B	100,347	1,071,002
*	Grupo Aeromexico S.A.B. de C.V.	157,608	31,653
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	181,176	818,267
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	4,615	383,876
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	94,110	783,529
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	3,909	450,903
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	10,582	122,765
	Grupo Bimbo S.A.B. de C.V., Class A	435,528	841,838
*	Grupo Carso S.A.B. de C.V.	104,041	193,205
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	87,450	441,053
	Grupo Comercial Chedraui S.A. de C.V.	225,890	287,534
	Grupo Elektra S.A.B. de C.V.	23,837	1,355,590
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	591,335	2,637,261
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	354,238	262,528
#*	Grupo GICSA SAB de CV.	209,490	31,011
	Grupo Herdez S.A.B. de C.V.	70,875	126,203
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	21,807	4,081
*	Grupo Industrial Saltillo S.A.B. de C.V.	91,927	85,810
	Grupo KUO S.A.B. de C.V., Class B	28,600	62,023
#	Grupo Lala S.A.B. de C.V.	236,706	145,071
#	Grupo Mexico S.A.B. de C.V., Class B	573,379	1,634,866
#*	Grupo Pochteca S.A.B. de C.V.	35,990	10,715
#	Grupo Rotoplas S.A.B. de C.V.	103,658	90,407
	Grupo Sanborns S.A.B. de C.V.	147,588	127,852
	Grupo Simec S.A.B. de C.V., Sponsored ADR	2,821	25,008
#	Grupo Simec S.A.B. de C.V., Class B	38,410	115,892
*	Grupo Sports World S.A.B. de C.V.	49,448	15,386
*	Grupo Televisa S.A.B., Sponsored ADR	15,502	98,593
#*	Grupo Televisa S.A.B.	861,027	1,095,996
*	Grupo Traxion S.A.B. de C.V.	60,930	47,109
*	Hoteles City Express S.A.B. de C.V.	177,546	45,199
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	1,286	47,981
#	Industrias Bachoco S.A.B. de C.V., Class B	63,286	196,707
#	Industrias CH S.A.B. de C.V., Class B	98,329	394,030
	Industrias Penoles S.A.B. de C.V.	55,096	880,019
#*	Infraestructura Energetica Nova S.A.B. de C.V.	85,309	285,228

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	330,498	$493,609
#	La Comer S.A.B. de C.V.	266,279	486,449
	Megacable Holdings S.A.B. de C.V.	273,312	865,878
*	Minera Frisco S.A.B. de C.V., Class A1	277,464	52,323
#*	Minera Frisco S.A.B. de C.V., Class A2	381,522	71,766
	Nemak S.A.B. de C.V.	307,423	94,351
	Orbia Advance Corp. S.A.B. de C.V.	570,872	1,014,363
*	Organizacion Cultiba S.A.B. de C.V.	24,314	16,644
#*	Organizacion Soriana S.A.B. de C.V., Class B	226,563	172,607
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	36,357	239,878
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	11,087	54,072
	Qualitas Controladora S.A.B. de C.V.	82,898	332,233
#*	Regional S.A.B. de C.V.	151,482	411,279
#*	Telesites S.A.B. de C.V.	637,365	588,041
*	Unifin Financiera S.A.B. de C.V.	131,917	114,432
*	Vitro S.A.B. de C.V., Class A	86,697	102,999
#	Wal-Mart de Mexico S.A.B. de C.V.	843,719	2,042,921

TOTAL MEXICO			32,616,529

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	6,089	46,276
	Cia de Minas Buenaventura SAA, ADR	15,794	193,792
	Credicorp, Ltd.	12,439	1,426,505
*	Fossal SAA, ADR	455	0
*	Grana y Montero SAA, Sponsored ADR	21,229	38,106

TOTAL PERU			1,704,679

PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	218,000	34,600
	Aboitiz Equity Ventures, Inc.	397,870	366,154
	Aboitiz Power Corp.	235,800	131,574
	AC Energy Corp.	675,000	52,000
*	Apex Mining Co., Inc.	1,427,000	55,107
*	Atlas Consolidated Mining & Development Corp.	168,700	14,205
	Ayala Corp.	22,756	358,657
	Ayala Land, Inc.	1,455,560	990,894
*	AyalaLand Logistics Holdings Corp.	612,000	34,642
	Bank of the Philippine Islands	205,975	312,394
	BDO Unibank, Inc.	350,138	641,161
*	Cebu Air, Inc.	137,560	110,287
*	CEMEX Holdings Philippines, Inc.	2,035,499	66,417
	Century Pacific Food, Inc.	491,200	157,433
	Century Properties Group, Inc.	500,000	3,715
	Chelsea Logistics and Infrastructure Holdings Corp.	112,100	13,590
	China Banking Corp.	341,837	154,319
	Cosco Capital, Inc.	842,900	89,176
	D&L Industries, Inc.	1,243,200	159,893
	DMCI Holdings, Inc.	1,913,950	173,358
*	DoubleDragon Properties Corp.	346,690	100,592
*	Eagle Cement Corp.	227,300	70,087
*	East West Banking Corp.	330,450	65,112
	EEI Corp.	357,100	52,966
*	Empire East Land Holdings, Inc.	1,223,000	7,327
	Filinvest Development Corp.	301,500	60,389
	Filinvest Land, Inc.	4,402,000	88,152
	First Philippine Holdings Corp.	168,570	218,694
*	Global Ferronickel Holdings, Inc.	762,228	20,728
	Globe Telecom, Inc.	7,210	301,867

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	GT Capital Holdings, Inc.	15,759	$139,856
*	Holcim Philippines, Inc.	104,200	12,283
*	Integrated Micro-Electronics, Inc.	339,960	45,214
	International Container Terminal Services, Inc.	203,530	482,682
	JG Summit Holdings, Inc.	514,678	682,643
	Jollibee Foods Corp.	108,170	379,368
	Lopez Holdings Corp.	1,212,900	64,351
*	MacroAsia Corp.	115,740	12,167
	Manila Electric Co.	47,770	295,885
	Manila Water Co., Inc.	615,600	177,872
	Max’s Group, Inc.	216,700	26,428
	Megawide Construction Corp.	345,474	53,464
*	Megaworld Corp.	3,069,600	192,034
	Metro Pacific Investments Corp.	3,219,000	266,332
	Metropolitan Bank & Trust Co.	274,235	230,508
	Nickel Asia Corp.	2,019,400	156,906
	Petron Corp.	1,186,800	75,253
	Philex Mining Corp.	819,300	91,698
*	Philippine National Bank	222,652	125,103
*	Philippine Stock Exchange, Inc. (The)	5,304	18,276
	Phoenix Petroleum Philippines, Inc.	189,140	50,878
*	Pilipinas Shell Petroleum Corp.	168,290	57,330
	PLDT, Inc., Sponsored ADR	9,747	262,682
	PLDT, Inc.	15,250	415,949
	Puregold Price Club, Inc.	404,060	344,366
*	PXP Energy Corp.	151,300	37,906
	RFM Corp.	532,000	51,647
	Rizal Commercial Banking Corp.	339,756	119,819
	Robinsons Land Corp.	1,287,566	398,740
	Robinsons Retail Holdings, Inc.	160,570	212,830
	San Miguel Food and Beverage, Inc.	110,620	145,942
	Security Bank Corp.	69,546	138,187
	Semirara Mining & Power Corp.	573,080	125,338
	Shakey’s Pizza Asia Ventures, Inc.	111,400	15,781
	SM Investments Corp.	11,750	230,430
	SM Prime Holdings, Inc.	1,269,312	883,808
*	Top Frontier Investment Holdings, Inc.	10,142	26,372
	Union Bank of the Philippines	135,942	155,481
	Universal Robina Corp.	174,790	497,105
	Vista Land & Lifescapes, Inc.	2,892,400	201,163
	Vistamalls, Inc.	82,400	7,010
	Wilcon Depot, Inc.	493,700	145,999

TOTAL PHILIPPINES			12,958,576

POLAND — (0.8%)
*	Agora SA	20,446	22,957
#*	Alior Bank SA	43,960	126,146
*	Alumetal SA	2,578	23,456
	Amica SA	3,716	131,527
#*	AmRest Holdings SE	22,525	78,455
	Apator SA	5,949	29,329
	Asseco Poland SA	7,054	114,326
*	Bank Handlowy w Warszawie SA	9,046	63,197
*	Bank Millennium SA	227,455	124,402
*	Bank Ochrony Srodowiska SA	10,593	12,375
*	Bank Polska Kasa Opieki SA	11,761	125,862
*	Bioton SA	23,777	24,780
*	Boryszew SA	46,467	31,224
	Budimex SA	5,973	353,274

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
#*	CCC SA	10,842	$106,300
*	CD Projekt SA	5,232	444,256
*	Ciech SA	19,272	126,689
	ComArch SA	1,142	55,729
	Cyfrowy Polsat SA	76,837	479,609
*	Develia SA	192,214	77,763
*	Dino Polska SA	13,326	732,656
	Dom Development SA	4,063	96,535
	Echo Investment SA	23,938	22,721
*	Enea SA	124,912	142,858
*	Fabryki Mebli Forte SA	8,318	75,295
*	Famur SA	138,692	47,849
	Firma Oponiarska Debica SA	1,289	22,929
*	Getin Noble Bank SA	290,102	11,856
*	Globe Trade Centre SA	57,291	78,580
*	Grupa Azoty SA	24,893	129,152
*	Grupa Azoty Zaklady Chemiczne Police SA	3,091	8,518
	Grupa Kety SA	6,769	702,002
	Grupa Lotos SA	50,580	356,724
*	ING Bank Slaski SA	6,365	165,136
*	Inter Cars SA	3,991	203,941
*	Jastrzebska Spolka Weglowa SA	24,637	94,893
	Kernel Holding SA	33,867	329,865
*	KGHM Polska Miedz SA	41,711	1,248,079
*	KRUK SA	7,377	209,594
*	LPP SA	361	478,808
*	Lubelski Wegiel Bogdanka SA	7,028	26,357
*	mBank SA	3,107	90,863
*	Netia SA	82,111	93,179
*	Orange Polska SA	219,364	337,198
*	PGE Polska Grupa Energetyczna SA	229,403	261,735
*	PKP Cargo SA	17,395	40,126
	Polski Koncern Naftowy Orlen SA	130,076	1,253,693
	Polskie Gornictwo Naftowe i Gazownictwo SA	193,888	204,464
*	Powszechna Kasa Oszczednosci Bank Polski SA	112,230	538,390
*	Powszechny Zaklad Ubezpieczen SA	110,061	601,548
*	Santander Bank Polska SA	5,944	185,026
	Stalexport Autostrady SA	74,167	50,249
#*	Tauron Polska Energia SA	688,539	302,618
*	VRG SA	79,132	40,032
	Warsaw Stock Exchange	7,860	85,543
	Wawel SA	227	30,746

TOTAL POLAND			11,851,414

QATAR — (0.4%)
	Commercial Bank PSQC (The)	115,446	135,300
	Aamal Co.	596,223	130,595
	Al Khaleej Takaful Group QSC	41,784	21,780
	Al Khalij Commercial Bank PQSC	168,321	83,293
	Al Meera Consumer Goods Co. QSC	7,401	40,651
	Alijarah Holding Co.	66,962	21,003
	Barwa Real Estate Co.	420,181	384,846
*	Doha Bank QPSC	133,375	89,079
	Doha Insurance Co. QSC	74,765	23,705
*	Gulf International Services QSC	251,848	106,533
	Gulf Warehousing Co.	38,043	52,117
	Industries Qatar QSC	86,992	214,672
	Masraf Al Rayan QSC	343,081	404,337
*	Mazaya Qatar Real Estate Development QSC	196,033	53,903

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Mesaieed Petrochemical Holding Co.	50,537	$25,859
	Ooredoo QPSC	102,979	186,887
	Qatar Electricity & Water Co QSC	36,855	168,696
*	Qatar First Bank	132,088	58,511
	Qatar Fuel QSC	56,511	266,839
	Qatar Gas Transport Co., Ltd.	313,574	231,113
	Qatar Insurance Co. SAQ	305,684	192,244
	Qatar International Islamic Bank QSC	108,264	245,904
	Qatar Islamic Bank SAQ	87,269	388,661
	Qatar Islamic Insurance Group	6,249	10,798
	Qatar National Bank QPSC	331,279	1,608,403
	Qatar National Cement Co. QSC	32,921	34,872
	Qatar Navigation QSC	37,697	61,999
*	Salam International Investment, Ltd. QSC	226,923	34,713
	United Development Co. QSC	495,460	201,078
	Vodafone Qatar QSC	335,509	119,155
	Widam Food Co.	6,988	13,091

TOTAL QATAR			5,610,637

RUSSIA — (1.0%)
	Etalon Group P.L.C., GDR	52,035	84,032
	Etalon Group P.L.C., GDR	4,553	7,353
	Gazprom PJSC, Sponsored ADR	220,702	845,522
	Gazprom PJSC, Sponsored ADR	141,681	545,472
	Globaltrans Investment P.L.C., GDR	13,798	78,048
	Globaltrans Investment P.L.C., GDR	9,573	54,183
	Lukoil PJSC, Sponsored ADR	5,923	302,606
	Lukoil PJSC, Sponsored ADR	48,652	2,489,189
	Magnitogorsk Iron & Steel Works PJSC, GDR	37,706	231,328
*	Mail.Ru Group, Ltd., GDR	1,271	33,288
*	Mail.Ru Group, Ltd., GDR	10,141	266,201
*	Mechel PJSC, Sponsored ADR	14,684	19,530
	MMC Norilsk Nickel PJSC, ADR	7,978	189,478
	MMC Norilsk Nickel PJSC, ADR	63,265	1,507,883
	Mobile TeleSystems PJSC, Sponsored ADR	64,172	501,825
	Novatek PJSC, GDR	2,996	361,018
	Novolipetsk Steel PJSC, GDR	17,468	405,755
	Novolipetsk Steel PJSC, GDR	2,526	58,704
	O’Key Group SA, GDR	6,334	5,589
	PhosAgro PJSC, GDR	24,221	279,085
	PhosAgro PJSC, GDR	2,510	28,915
	Polyus PJSC, GDR	4,024	395,559
	QIWI P.L.C., Sponsored ADR	5,301	77,342
	Ros Agro P.L.C., GDR	818	7,505
	Ros Agro P.L.C., GDR	7,201	66,105
	Rosneft Oil Co. PJSC, GDR	111,817	488,640
	Rosneft Oil Co. PJSC, GDR	126,625	552,710
	Rostelecom PJSC, Sponsored ADR	13,429	93,197
	Rostelecom PJSC, Sponsored ADR	19,115	132,409
	RusHydro PJSC, ADR	225,214	193,431
	Sberbank of Russia PJSC, Sponsored ADR	211,733	2,138,805
	Severstal PAO, GDR	34,964	477,940
	Severstal PAO, GDR	684	9,350
	Tatneft PJSC, Sponsored ADR	14,051	436,680
	Tatneft PJSC, Sponsored ADR	17,287	535,897
	VEON, Ltd., ADR	135,706	169,633
	VTB Bank PJSC, GDR	171,074	132,960
	VTB Bank PJSC, GDR	299,186	232,318
	X5 Retail Group NV, GDR	22,236	781,586
	X5 Retail Group NV, GDR	433	15,216

TOTAL RUSSIA			15,232,287

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (1.4%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	7,489	$25,535
	Abdullah Al Othaim Markets Co.	3,483	121,068
	Advanced Petrochemical Co.	11,592	178,746
	Al Babtain Power & Telecommunication Co.	6,445	43,989
	Al Etihad Cooperative Insurance	4,168	20,130
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,323	18,374
	Al Jouf Agricultural Development Co.	2,843	25,162
*	Al Jouf Cement Co.	25,006	69,461
	Al Khaleej Training and Education Co.	3,710	18,307
	Al Rajhi Bank	130,016	2,281,450
*	Al Rajhi Co. for Co-operative Insurance	3,089	66,819
*	Al Yamamah Steel Industries Co.	3,478	19,939
*	AlAbdullatif Industrial Investment Co.	5,316	19,241
	Alandalus Property Co.	6,996	36,709
	Aldrees Petroleum and Transport Services Co.	5,483	92,797
*	Alinma Bank	163,649	665,155
*	AlJazira Takaful Ta’awuni Co.	4,978	25,881
	Almarai Co. JSC	22,400	308,371
	Arab National Bank	16,437	82,999
	Arabian Cement Co.	19,187	157,323
	Arabian Pipes Co.	4,612	17,063
*	Arabian Shield Cooperative Insurance Co.	5,778	27,659
	Arriyadh Development Co.	12,705	56,880
*	Aseer Trading Tourism & Manufacturing Co.	22,692	72,841
*	Astra Industrial Group	10,382	60,690
	Bank AlBilad	53,950	334,044
	Bank Al-Jazira	105,346	364,825
	Banque Saudi Fransi	15,423	121,864
*	Basic Chemical Industries, Ltd.	2,653	19,827
*	Bawan Co.	6,573	35,581
*	Bupa Arabia for Cooperative Insurance Co.	4,703	143,152
*	City Cement Co.	15,872	84,686
*	Co. for Cooperative Insurance (The)	8,196	176,827
*	Dar Al Arkan Real Estate Development Co.	195,049	414,523
	Dur Hospitality Co.	9,147	62,669
	Eastern Province Cement Co.	12,177	112,561
*	Electrical Industries Co.	4,749	24,028
*	Etihad Etisalat Co.	113,691	846,006
*	Fawaz Abdulaziz Al Hokair & Co.	10,672	53,082
*	Fitaihi Holding Group	4,845	19,648
*	Hail Cement Co.	16,705	64,568
	Halwani Brothers Co.	1,794	29,554
	Herfy Food Services Co.	2,080	26,793
	Jarir Marketing Co.	2,264	104,273
*	Jazan Energy and Development Co.	5,245	19,581
*	L’Azurde Co. for Jewelry	3,733	15,345
	Leejam Sports Co. JSC	5,274	86,998
*	Methanol Chemicals Co.	17,191	43,757
*	Middle East Paper Co.	9,993	42,715
*	Mobile Telecommunications Co. Saudi Arabia	146,158	479,543
	Najran Cement Co.	29,008	121,396
*	Nama Chemicals Co.	2,809	20,033
*	National Agriculture Development Co. (The)	10,663	80,375
*	National Co., for Glass Manufacturing (The)	2,626	16,520
	National Commercial Bank	153,965	1,598,564

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	National Gas & Industrialization Co.	8,586	$66,601
*	National Industrialization Co.	111,310	335,415
	National Petrochemical Co.	2,819	20,329
	Northern Region Cement Co.	31,830	94,368
	Qassim Cement Co. (The)	4,511	82,737
*	Rabigh Refining & Petrochemical Co.	23,490	76,328
	Riyad Bank	109,118	523,046
	Sahara International Petrochemical Co.	62,341	242,186
	Samba Financial Group	44,579	327,488
	Saudi Airlines Catering Co.	5,212	108,014
	Saudi Arabian Fertilizer Co.	22,151	444,958
*	Saudi Arabian Mining Co.	23,947	238,843
	Saudi Automotive Services Co.	8,721	66,768
	Saudi Basic Industries Corp.	99,521	2,386,997
	Saudi British Bank (The)	10,756	68,088
	Saudi Cement Co.	15,627	225,468
*	Saudi Ceramic Co.	5,523	57,068
	Saudi Co. For Hardware CJSC	4,603	56,625
	Saudi Electricity Co.	70,163	353,960
*	Saudi Ground Services Co.	9,559	71,320
	Saudi Industrial Investment Group	40,413	218,500
	Saudi Industrial Services Co.	5,355	40,526
*	Saudi Investment Bank (The)	2,943	12,628
*	Saudi Kayan Petrochemical Co.	124,257	314,266
*	Saudi Marketing Co.	2,854	20,547
*	Saudi Printing & Packaging Co.	4,328	24,610
*	Saudi Public Transport Co.	12,283	49,057
*	Saudi Re for Cooperative Reinsurance Co.	9,155	25,842
*	Saudi Real Estate Co.	10,734	41,729
*	Saudi Research & Marketing Group	7,419	135,247
	Saudi Telecom Co.	66,333	1,762,203
	Saudia Dairy & Foodstuff Co.	1,069	48,355
	Savola Group (The)	33,829	413,021
*	Seera Group Holding	49,737	221,376
	Southern Province Cement Co.	12,023	215,322
*	Tabuk Cement Co.	15,357	59,319
*	Takween Advanced Industries Co.	7,753	22,665
	Umm Al-Qura Cement Co.	6,592	44,210
	United Electronics Co.	7,399	150,711
	United International Transportation Co.	7,708	69,636
	Yamama Cement Co.	17,173	114,523
	Yanbu Cement Co.	14,942	131,682
	Yanbu National Petrochemical Co.	23,881	365,617
*	Zamil Industrial Investment Co.	8,642	47,096

TOTAL SAUDI ARABIA			20,471,222

SOUTH AFRICA — (4.2%)
	Absa Group, Ltd.	289,661	1,557,069
*	Adcorp Holdings, Ltd.	61,325	13,662
	Advtech, Ltd.	247,145	123,450
	AECI, Ltd.	85,439	400,493
	African Oxygen, Ltd.	83,411	123,437
	African Rainbow Minerals, Ltd.	71,532	1,006,146
	Afrimat, Ltd.	46,452	108,596
	Alexander Forbes Group Holdings, Ltd.	252,381	52,347
	Allied Electronics Corp., Ltd., Class A	141,406	232,319
	Alviva Holdings, Ltd.	81,663	34,781
	Anglo American Platinum, Ltd.	10,607	702,342
	AngloGold Ashanti, Ltd., Sponsored ADR	116,516	2,696,180

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Astral Foods, Ltd.	35,227	$249,820
	AVI, Ltd.	141,022	638,714
	Barloworld, Ltd.	156,320	549,223
	Bid Corp., Ltd.	69,839	961,532
	Bidvest Group, Ltd. (The)	128,058	1,053,019
*	Blue Label Telecoms, Ltd.	273,933	59,602
#*	Brait SE	438,037	95,250
*	Capitec Bank Holdings, Ltd.	11,214	788,116
	Cashbuild, Ltd.	14,154	191,508
	Caxton and CTP Publishers and Printers, Ltd.	26,485	7,976
	City Lodge Hotels, Ltd.	260,316	40,332
	Clicks Group, Ltd.	73,208	1,058,837
	Coronation Fund Managers, Ltd.	95,431	220,918
	Curro Holdings, Ltd.	74,110	45,538
*	DataTec, Ltd.	159,684	216,551
	Dis-Chem Pharmacies, Ltd.	123,787	137,363
	Discovery, Ltd.	156,396	1,033,920
	DRDGOLD, Ltd., Sponsored ADR	5,808	65,630
	Exxaro Resources, Ltd.	128,416	866,307
	Famous Brands, Ltd.	32,956	87,403
	FirstRand, Ltd.	1,040,554	2,415,465
	Foschini Group, Ltd. (The)	196,001	1,043,743
	Gold Fields, Ltd., Sponsored ADR	400,348	4,375,804
*	Grand Parade Investments, Ltd.	131,391	16,725
	Grindrod, Ltd.	242,330	55,886
*	Harmony Gold Mining Co., Ltd.	110,175	548,693
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	152,302	747,803
	Hudaco Industries, Ltd.	20,234	98,341
	Impala Platinum Holdings, Ltd.	250,367	2,228,347
	Imperial Logistics, Ltd.	110,237	233,771
	Investec, Ltd.	89,431	164,668
	Italtile, Ltd.	143,246	114,514
	JSE, Ltd.	37,666	251,321
*	KAP Industrial Holdings, Ltd.	1,271,371	181,021
	Kumba Iron Ore, Ltd.	21,627	642,092
	Lewis Group, Ltd.	42,685	41,751
	Liberty Holdings, Ltd.	79,992	264,731
*	Long4Life, Ltd.	377,832	62,675
	Merafe Resources, Ltd.	704,578	20,015
*	Metair Investments, Ltd.	117,754	119,384
	MiX Telematics, Ltd., Sponsored ADR	8,700	74,211
	Momentum Metropolitan Holdings	708,474	566,791
	Motus Holdings, Ltd.	90,729	233,580
	Mpact, Ltd.	120,100	76,533
	Mr. Price Group, Ltd.	83,008	627,954
	MTN Group, Ltd.	659,953	2,356,369
	MultiChoice Group, Ltd.	151,050	1,245,691
*	Murray & Roberts Holdings, Ltd.	204,275	102,191
*	Nampak, Ltd.	246,519	12,953
	Naspers, Ltd., Class N	36,443	7,114,673
	Nedbank Group, Ltd.	160,723	950,773
	NEPI Rockcastle P.L.C	79,065	280,381
*	Ninety One, Ltd.	44,715	117,720
*	Northam Platinum, Ltd.	118,470	1,138,251
	Oceana Group, Ltd.	59,486	217,405
	Old Mutual, Ltd.	1,117,930	648,492
*	Omnia Holdings, Ltd.	83,430	195,345
	Pepkor Holdings, Ltd.	220,197	161,987
	Pick n Pay Stores, Ltd.	151,150	476,009

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
#*	PPC, Ltd.	1,097,019	$35,929
	PSG Group, Ltd.	51,805	167,423
	PSG Konsult, Ltd.	145,372	70,457
	Raubex Group, Ltd.	103,405	127,057
	RCL Foods, Ltd.	19,226	8,719
	Reunert, Ltd.	99,885	206,004
	RFG Holdings, Ltd.	55,653	43,365
*	Royal Bafokeng Platinum, Ltd.	74,273	267,829
	Sanlam, Ltd.	444,932	1,297,826
	Santam, Ltd.	20,024	302,076
*	Sappi, Ltd.	331,533	473,051
#*	Sasol, Ltd.	11,323	59,131
*	Sasol, Ltd., Sponsored ADR	125,832	661,876
	Shoprite Holdings, Ltd.	194,203	1,538,626
	Sibanye Stillwater, Ltd.	738,073	2,176,370
	Sibanye Stillwater, Ltd., ADR	47,162	559,817
	SPAR Group, Ltd. (The)	64,361	682,297
	Spur Corp., Ltd.	44,681	44,078
	Standard Bank Group, Ltd.	499,139	3,263,816
#*	Steinhoff International Holdings NV	643,070	34,133
*	Super Group, Ltd.	267,571	300,051
	Telkom SA SOC, Ltd.	176,975	278,472
	Tiger Brands, Ltd.	79,661	988,122
*	Tongaat Hulett, Ltd.	44,268	16,374
	Transaction Capital, Ltd.	191,298	233,620
	Trencor, Ltd.	107,914	27,371
	Truworths International, Ltd.	234,332	452,034
	Vodacom Group, Ltd.	168,696	1,271,289
	Wilson Bayly Holmes-Ovcon, Ltd.	36,659	191,249
	Woolworths Holdings, Ltd.	318,442	683,968

TOTAL SOUTH AFRICA			62,104,870

SOUTH KOREA — (14.0%)
*	3S Korea Co., Ltd.	8,243	14,958
	ABco Electronics Co., Ltd.	3,678	21,163
*	Able C&C Co., Ltd.	2,437	15,736
	ABOV Semiconductor Co., Ltd.	5,668	47,498
*	Abpro Bio Co., Ltd.	45,652	32,826
*	ADTechnology Co., Ltd.	2,041	42,295
	Advanced Nano Products Co., Ltd.	1,159	28,644
	Advanced Process Systems Corp.	2,912	54,223
	Aekyung Petrochemical Co., Ltd.	8,325	53,286
	AfreecaTV Co., Ltd.	3,846	203,925
*	Agabang&Company	7,026	15,817
	Ahn-Gook Pharmaceutical Co., Ltd.	3,399	36,880
	Ahnlab, Inc.	1,337	74,514
	AJ Networks Co., Ltd.	12,026	37,916
*	Ajin Industrial Co., Ltd.	15,410	39,676
	AK Holdings, Inc.	3,176	48,178
*	Alpha Holdings, Inc.	4,529	16,649
*	ALUKO Co., Ltd.	15,161	58,260
*	Aminologics Co., Ltd.	18,012	31,133
	Amorepacific Corp.	4,231	594,395
	AMOREPACIFIC Group	3,719	143,857
*	Amotech Co., Ltd.	2,859	76,350
*	Anam Electronics Co., Ltd.	8,387	16,707
*	Ananti, Inc.	8,313	61,476
*	Apact Co., Ltd.	6,201	34,187
*	Aprogen Healthcare & Games, Inc.	25,054	13,637

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Aprogen KIC, Inc.	2,120	$3,204
*	APS Holdings Corp.	6,260	37,963
	Asia Cement Co., Ltd.	944	46,334
	ASIA Holdings Co., Ltd.	649	45,170
	Asia Paper Manufacturing Co., Ltd.	3,151	85,967
*	Asiana Airlines, Inc.	36,792	117,364
	Atinum Investment Co., Ltd.	13,201	26,780
	Aurora World Corp.	2,940	22,602
	Autech Corp.	5,114	56,576
	Avaco Co., Ltd.	3,893	31,349
	Baiksan Co., Ltd.	6,975	27,761
*	Barun Electronics Co., Ltd.	355	1,226
*	Barunson Entertainment & Arts Corp.	15,922	20,105
	Bcworld Pharm Co., Ltd.	1,425	23,807
	BGF Co., Ltd.	17,273	61,207
	BGF retail Co., Ltd.	2,241	233,038
*	BH Co., Ltd.	12,339	223,577
*	Binex Co., Ltd.	5,448	117,921
	Binggrae Co., Ltd.	2,078	102,145
	BioSmart Co., Ltd.	5,234	46,023
	BIT Computer Co., Ltd.	4,083	31,557
	Bixolon Co., Ltd.	6,510	24,474
*	Bluecom Co., Ltd.	6,343	33,385
	BNK Financial Group, Inc.	90,128	440,276
	Boditech Med, Inc.	5,648	158,811
	BoKwang Industry Co., Ltd.	7,220	41,422
	Bolak Co., Ltd.	8,270	15,814
	Bookook Securities Co., Ltd.	1,360	25,253
*	Bosung Power Technology Co., Ltd.	12,851	21,425
	Bubang Co., Ltd.	6,068	12,899
	Bukwang Pharmaceutical Co., Ltd.	6,987	143,960
	Busan City Gas Co., Ltd.	1,518	66,311
	BYC Co., Ltd.	105	22,478
*	Byucksan Corp.	12,048	19,459
*	CammSys Corp.	22,883	55,565
*	Capro Corp.	21,846	58,897
	Caregen Co., Ltd.	1,154	61,263
	Cell Biotech Co., Ltd.	1,443	20,203
*	Celltrion Pharm, Inc.	703	68,002
	Changhae Ethanol Co., Ltd.	1,423	15,745
*	Charm Engineering Co., Ltd.	22,386	25,747
	Cheil Worldwide, Inc.	23,058	426,722
	Chemtronics Co., Ltd.	5,669	90,511
	Cheryong Electric Co., Ltd.	2,732	11,844
	Chinyang Holdings Corp.	14,183	33,725
*	Choa Pharmaceutical Co.	4,050	17,112
	Chong Kun Dang Pharmaceutical Corp.	2,135	288,638
	Choong Ang Vaccine Laboratory	2,018	30,588
*	Chorokbaem Media Co., Ltd.	50,031	93,437
	Chosun Refractories Co., Ltd.	661	43,162
	Chungdahm Learning, Inc.	2,075	37,657
*	CJ CGV Co., Ltd.	10,716	191,418
	CJ CheilJedang Corp.	2,344	749,650
	CJ Corp.	8,326	559,796
	CJ ENM Co., Ltd.	4,732	552,882
	CJ Freshway Corp.	3,084	44,286
*	CJ Logistics Corp.	2,016	284,529
*	CJ Seafood Corp.	9,592	37,800
	CKD Bio Corp.	783	27,290

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Clean & Science Co., Ltd.	2,765	$75,495
	CLIO Cosmetics Co., Ltd.	1,429	19,975
	Com2uSCorp.	1,715	169,139
	Commax Co., Ltd.	3,567	14,267
*	Coreana Cosmetics Co., Ltd.	6,531	30,654
	Cosmax BTI, Inc.	1,847	27,074
	Cosmax, Inc.	2,823	262,939
*	Cosmecca Korea Co., Ltd.	1,651	17,496
*	CosmoAM&T Co., Ltd.	5,719	67,547
*	Cosmochemical Co., Ltd.	5,817	39,711
*	COSON Co., Ltd.	7,465	34,616
	Coway Co., Ltd.	10,343	633,328
	COWELL FASHION Co., Ltd.	17,951	91,820
*	Creative & Innovative System	9,155	51,317
	CROWNHAITAI Holdings Co., Ltd.	4,773	37,374
	CS Wind Corp.	913	80,676
*	CTC BIO, Inc.	3,110	20,169
	Cuckoo Holdings Co., Ltd.	516	41,716
	Cuckoo Homesys Co., Ltd.	1,914	65,705
*	Curo Co., Ltd.	45,137	24,009
	Cymechs, Inc.	2,466	28,375
	D.I Corp.	9,428	32,467
*	DA Technology Co., Ltd.	1,531	9,580
	Dae Dong Industrial Co., Ltd.	10,164	59,573
	Dae Han Flour Mills Co., Ltd.	272	33,350
	Dae Hwa Pharmaceutical Co., Ltd.	3,709	43,658
	Dae Hyun Co., Ltd.	11,147	17,805
	Dae Won Kang Up Co., Ltd.	12,691	45,306
*	Dae Young Packaging Co., Ltd.	31,775	30,126
	Daea TI Co., Ltd.	10,645	54,158
	Daechang Co., Ltd.	19,501	20,002
	Daechang Forging Co., Ltd.	807	23,621
	Daeduck Co., Ltd.	1,280	6,961
*	Daeduck Electronics Co., Ltd.	2,212	19,419
	Daehan Steel Co., Ltd.	7,550	43,881
*	Dae-Il Corp.	12,271	15,107
*	Daejoo Electronic Materials Co., Ltd.	1,884	61,408
	Daekyo Co., Ltd.	8,911	29,796
	Daelim B&Co Co., Ltd.	4,387	21,216
	Daelim Construction Co., Ltd.	3,864	81,414
	Daelim Industrial Co., Ltd.	11,877	820,878
*	Daemyung Sonoseason Co., Ltd.	22,117	20,451
	Daesang Corp.	12,237	260,244
	Daesang Holdings Co., Ltd.	8,544	72,383
	Daesung Energy Co., Ltd.	2,270	10,620
*	Daesung Industrial Co., Ltd.	9,382	24,819
*	Daewon Cable Co., Ltd.	22,526	18,844
*	Daewon Media Co., Ltd.	2,653	15,179
	Daewon Pharmaceutical Co., Ltd.	6,068	95,689
	Daewon San Up Co., Ltd.	6,131	31,217
*	Daewoo Engineering & Construction Co., Ltd.	85,948	228,696
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	16,903	321,090
	Daewoong Co., Ltd.	2,245	46,828
	Daewoong Pharmaceutical Co., Ltd.	245	19,822
	Daihan Pharmaceutical Co., Ltd.	2,228	57,437
	Daishin Securities Co., Ltd.	11,010	131,062
*	Daiyang Metal Co., Ltd.	5,980	16,287
*	Danal Co., Ltd.	18,356	80,506
	Danawa Co., Ltd.	2,714	71,706

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daou Data Corp.	8,922	$85,327
	Daou Technology, Inc.	15,049	249,899
*	Dasan Networks, Inc.	7,284	65,941
	Dawonsys Co., Ltd.	4,711	87,549
*	Dayou Automotive Seat Technology Co., Ltd.	37,134	25,838
*	Dayou Plus Co., Ltd.	20,668	14,090
	DB Financial Investment Co., Ltd.	12,275	41,844
	DB HiTek Co., Ltd.	13,658	387,783
	DB Insurance Co., Ltd.	26,382	1,031,433
*	DB, Inc.	53,148	32,064
	DCM Corp.	1,241	11,876
*	Dentium Co., Ltd.	2,353	77,721
*	Deutsch Motors, Inc.	11,723	57,980
*	Development Advance Solution Co., Ltd.	6,743	30,348
*	Dexter Studios Co., Ltd.	3,547	15,494
	DGB Financial Group, Inc.	72,683	399,138
	DHP Korea Co., Ltd.	4,848	32,260
	DI Dong Il Corp.	717	53,072
	Digital Chosun Co., Ltd.	13,524	30,428
	Digital Daesung Co., Ltd.	3,077	18,554
	Digital Power Communications Co., Ltd.	3,843	32,359
*	DIO Corp.	4,613	119,560
	Display Tech Co., Ltd.	696	2,123
	DMS Co., Ltd.	10,092	79,948
	Dohwa Engineering Co., Ltd.	1,622	10,494
	Dong A Eltek Co., Ltd.	5,016	34,666
	Dong Ah Tire & Rubber Co., Ltd.	2,864	23,018
	Dong-A ST Co., Ltd.	1,436	106,487
	Dong-Ah Geological Engineering Co., Ltd.	4,846	61,928
	Dongbu Corp.	3,827	37,864
	Dongil Industries Co., Ltd.	730	44,427
	Dongjin Semichem Co., Ltd.	17,598	427,055
	DongKook Pharmaceutical Co., Ltd.	7,555	161,637
	Dongkuk Industries Co., Ltd.	19,628	58,245
*	Dongkuk Steel Mill Co., Ltd.	32,777	175,827
	Dongkuk Structures & Construction Co., Ltd.	16,680	113,102
	Dongsuh Cos., Inc.	4,167	106,316
	DONGSUNG Corp.	11,591	41,070
	Dongsung Finetec Co., Ltd.	7,976	66,984
	Dongwha Enterprise Co., Ltd.	1,322	41,372
	Dongwha Pharm Co., Ltd.	3,311	52,647
	Dongwon Development Co., Ltd.	30,221	112,112
	Dongwon F&B Co., Ltd.	673	95,968
	Dongwon Industries Co., Ltd.	898	160,285
	Dongwon Systems Corp.	2,368	47,596
	Dongyang E&P, Inc.	3,315	46,841
*	Dongyang Steel Pipe Co., Ltd.	18,247	16,120
	Doosan Bobcat, Inc.	18,708	478,070
	Doosan Co., Ltd.	2,583	106,809
*	Doosan Fuel Cell Co., Ltd.	8,641	320,247
*	Doosan Heavy Industries & Construction Co., Ltd.	58,447	711,221
#*	Doosan Infracore Co., Ltd.	77,824	575,813
*	Doosan Solus Co., Ltd.	4,763	134,196
	DoubleUGames Co., Ltd.	3,829	209,037
	Douzone Bizon Co., Ltd.	5,139	453,085
	DRB Holding Co., Ltd.	3,863	21,278
*	Dreamus Co.	2,691	11,467
	DTR Automotive Corp.	2,675	52,148
*	Duk San Neolux Co., Ltd.	2,327	61,151

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DY Corp.	8,382	$29,757
	DY POWER Corp.	3,899	36,687
	e Tec E&C, Ltd.	959	89,671
	E1 Corp.	1,823	73,202
*	Easy Bio, Inc.	1,010	68,366
#	Easy Holdings Co., Ltd.	24,570	84,310
	Ecopro Co., Ltd.	5,163	196,018
	e-Credible Co., Ltd.	1,402	29,797
	Eehwa Construction Co., Ltd.	2,332	10,294
*	EG Corp.	493	3,688
*	Ehwa Technologies Information Co., Ltd.	240,455	29,788
	Elentec Co., Ltd.	6,192	30,347
	E-MART, Inc.	4,456	561,001
*	EMKOREA Co., Ltd.	8,717	44,801
*	EM-Tech Co., Ltd.	2,427	22,421
*	EMW Co., Ltd.	3,658	1,680
#	ENF Technology Co., Ltd.	5,308	183,967
	Eo Technics Co., Ltd.	661	51,577
	Estechpharma Co., Ltd.	2,989	27,618
	Eugene Corp.	28,810	107,165
	Eugene Investment & Securities Co., Ltd.	20,930	66,359
	Eugene Technology Co., Ltd.	3,718	89,214
*	Eusu Holdings Co., Ltd.	6,956	32,721
*	Exem Co., Ltd.	3,347	10,959
	F&F Co., Ltd.	2,309	186,438
	Farmsco	6,812	27,789
*	Feelux Co., Ltd.	12,210	32,272
	Fila Holdings Corp.	16,201	552,807
	Fine Semitech Corp.	6,021	106,848
*	FINETEK Co., Ltd.	15,744	21,214
*	FNC Entertainment Co., Ltd.	1,512	8,172
	Foosung Co., Ltd.	8,919	70,792
*	Fourth-Link, Inc.	6,152	1,484
	Fursys, Inc.	1,797	46,720
	Gabia, Inc.	4,174	49,020
*	Gamevil, Inc.	1,925	51,539
	Gaon Cable Co., Ltd.	1,471	26,597
	Gemvaxlink Co., Ltd.	20,694	21,858
*	Genie Music Corp.	5,644	20,059
	Geumhwa PSC Co., Ltd.	500	12,272
*	Gigalane Co., Ltd.	11,619	18,226
	Global Standard Technology Co., Ltd.	3,167	42,235
	GMB Korea Corp.	4,841	30,450
*	GNCO Co., Ltd.	25,842	25,063
	GOLFZON Co., Ltd.	1,742	109,592
	Golfzon Newdin Holdings Co., Ltd.	11,819	66,644
*	Good People Co., Ltd.	8,494	11,418
	Green Cross Cell Corp.	1,619	54,530
	Green Cross Corp.	851	226,107
	Green Cross Holdings Corp.	4,486	89,253
	GS Engineering & Construction Corp.	28,291	671,269
*	GS Global Corp.	28,138	41,682
	GS Holdings Corp.	28,220	824,824
	GS Home Shopping, Inc.	1,523	186,884
	GS Retail Co., Ltd.	10,407	295,527
	Gwangju Shinsegae Co., Ltd.	320	43,521
*	GY Commerce Co., Ltd.	6,187	2,300
	HAESUNG DS Co., Ltd.	3,378	51,895
	Haesung Industrial Co., Ltd.	3,785	33,808

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Haimarrow Food Service Co., Ltd.	22,652	$59,742
	Haitai Confectionery & Foods Co., Ltd.	2,525	18,472
*	Halla Corp.	12,823	37,968
	Halla Holdings Corp.	2,959	83,011
*	Han Chang Corp.	24,990	22,913
	Han Kuk Carbon Co., Ltd.	7,373	62,473
	Hana Financial Group, Inc.	65,507	1,769,496
	Hana Micron, Inc.	11,094	71,682
	Hana Tour Service, Inc.	4,480	153,795
*	Hanall Biopharma Co., Ltd.	3,829	94,226
	HanChang Paper Co., Ltd.	7,808	13,680
*	Hancom MDS, Inc.	2,533	26,865
*	Hancom, Inc.	3,511	53,360
	Handok, Inc.	2,834	75,082
	Handsome Co., Ltd.	7,877	194,754
	Hanil Holdings Co., Ltd.	878	34,909
	Hanil Hyundai Cement Co., Ltd.	500	10,698
*	Hanjin Heavy Industries & Construction Co., Ltd.	12,117	73,651
	Hanjin Transportation Co., Ltd.	3,571	149,070
	Hankook Cosmetics Manufacturing Co., Ltd.	456	15,720
	Hankook Shell Oil Co., Ltd.	357	75,486
	Hankook Tire & Technology Co., Ltd.	32,716	916,513
	Hanmi Semiconductor Co., Ltd.	7,872	75,913
	HanmiGlobal Co., Ltd.	3,314	25,274
	Hanon Systems	48,780	483,710
	Hans Biomed Corp.	1,476	28,889
	Hansae Co., Ltd.	7,886	123,758
	Hansae Yes24 Holdings Co., Ltd.	6,281	31,740
	Hanshin Construction	5,084	59,554
	Hanshin Machinery Co.	11,420	15,629
	Hansol Chemical Co., Ltd.	3,005	374,894
*	Hansol Holdings Co., Ltd.	24,136	71,171
*	Hansol HomeDeco Co., Ltd.	40,610	65,449
	Hansol Paper Co., Ltd.	11,350	136,957
*	Hansol Technics Co., Ltd.	7,328	55,908
	Hanssem Co., Ltd.	1,154	96,481
*	Hanwha General Insurance Co., Ltd.	37,235	92,134
*	Hanwha Investment & Securities Co., Ltd.	60,940	93,373
	Hanwha Life Insurance Co., Ltd.	130,821	178,354
	Hanwha Solutions Corp.	27,823	1,081,525
	Hanyang Eng Co., Ltd.	6,152	59,748
	Hanyang Securities Co., Ltd.	5,181	40,594
*	Harim Co., Ltd.	8,916	20,324
	Harim Holdings Co., Ltd.	11,610	66,704
	HB Technology Co., Ltd.	13,027	20,883
	HDC Hyundai Engineering Plastics Co., Ltd.	9,569	49,006
	HDC I-Controls Co., Ltd.	2,438	20,391
*	Heungkuk Fire & Marine Insurance Co., Ltd.	34,883	82,437
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	12,765	44,879
*	HLB Life Science Co., Ltd.	7,491	174,780
#*	HLB, Inc.	5,593	458,544
*	HMM Co., Ltd.	50,797	404,785
*	Homecast Co., Ltd.	8,164	21,437
	Hotel Shilla Co., Ltd.	8,743	576,335
	HS Industries Co., Ltd.	19,339	121,105
	HS R&A Co., Ltd.	24,330	41,900
*	HSD Engine Co., Ltd.	10,450	42,418
	Huchems Fine Chemical Corp.	8,498	172,264
*	Hugel, Inc.	468	87,163

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Humax Co., Ltd.	10,256	$41,985
	Humedix Co., Ltd.	1,789	34,320
	Huons Co., Ltd.	2,591	128,069
	Huons Global Co., Ltd.	2,020	50,381
	Huvis Corp.	8,020	56,825
	Huvitz Co., Ltd.	4,994	30,107
	Hwacheon Machine Tool Co., Ltd.	515	13,839
	Hwangkum Steel & Technology Co., Ltd.	5,147	29,417
	Hwaseung Enterprise Co., Ltd.	7,468	86,086
	HwaSung Industrial Co., Ltd.	4,660	49,440
	Hy-Lok Corp.	2,669	24,728
*	Hyosung Advanced Materials Corp.	1,594	189,277
	Hyosung Chemical Corp.	1,136	127,192
	Hyosung Corp.	2,554	167,527
*	Hyosung Heavy Industries Corp.	1,980	103,650
	Hyosung TNC Co., Ltd.	1,540	195,538
	Hyundai Bioland Co., Ltd.	1,663	32,799
*	Hyundai Bioscience Co., Ltd.	6,711	65,460
	Hyundai BNG Steel Co., Ltd.	3,709	24,030
*	Hyundai Construction Equipment Co., Ltd.	6,137	135,782
	Hyundai Corp Holdings, Inc.	2,602	24,325
	Hyundai Corp.	4,149	50,764
	Hyundai Department Store Co., Ltd.	5,780	303,570
*	Hyundai Electric & Energy System Co., Ltd.	10,097	134,440
	Hyundai Elevator Co., Ltd.	5,908	194,786
	Hyundai Engineering & Construction Co., Ltd.	14,003	381,737
	Hyundai Glovis Co., Ltd.	7,950	1,181,493
	Hyundai Greenfood Co., Ltd.	16,546	106,427
	Hyundai Heavy Industries Holdings Co., Ltd.	2,156	410,291
	Hyundai Home Shopping Network Corp.	2,566	160,445
	Hyundai Hy Communications & Networks Co., Ltd.	21,018	58,138
	Hyundai Livart Furniture Co., Ltd.	4,546	61,957
	Hyundai Marine & Fire Insurance Co., Ltd.	35,454	730,234
	Hyundai Mipo Dockyard Co., Ltd.	5,638	140,303
	Hyundai Mobis Co., Ltd.	8,721	1,747,370
	Hyundai Motor Co.	16,556	2,423,401
	Hyundai Motor Securities Co., Ltd.	7,235	68,786
*	Hyundai Rotem Co., Ltd.	7,471	98,721
	Hyundai Steel Co.	19,982	513,705
	Hyundai Telecommunication Co., Ltd.	2,596	15,965
	Hyundai Wia Corp.	7,392	274,502
	HyVision System, Inc.	2,577	24,849
	i3system, Inc.	1,104	21,001
*	iA, Inc.	39,372	17,622
	ICD Co., Ltd.	4,336	55,155
	IDIS Holdings Co., Ltd.	3,560	41,101
*	IHQ, Inc.	24,866	29,674
	Iljin Diamond Co., Ltd.	1,220	52,344
*	Iljin Display Co., Ltd.	411	1,366
*	Iljin Electric Co., Ltd.	9,122	21,814
	Iljin Holdings Co., Ltd.	8,430	35,807
	Iljin Materials Co., Ltd.	2,223	84,493
	Ilshin Spinning Co., Ltd.	690	41,861
	Ilsung Pharmaceuticals Co., Ltd.	155	10,647
	Ilyang Pharmaceutical Co., Ltd.	1,880	118,902
	iMarketKorea, Inc.	8,309	62,557
	InBody Co., Ltd.	5,197	70,063
*	Incross Co., Ltd.	620	22,035
	Industrial Bank of Korea	86,437	627,586

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Infinitt Healthcare Co., Ltd.	3,095	$17,101
	INITECH Co., Ltd.	6,800	25,451
	Innocean Worldwide, Inc.	2,261	117,920
	InnoWireless, Inc.	1,034	46,193
*	Innox Advanced Materials Co., Ltd.	3,520	138,096
*	Inscobee, Inc.	24,286	48,399
*	Insun ENT Co., Ltd.	8,100	65,231
	Intelligent Digital Integrated Security Co., Ltd.	1,165	24,953
*	Interflex Co., Ltd.	4,085	48,964
	Interojo Co., Ltd.	3,605	64,404
	Interpark Corp.	35,090	66,028
	INTOPS Co., Ltd.	4,192	60,383
	INZI Display Co., Ltd.	5,255	16,524
*	Iones Co., Ltd.	3,976	26,905
	IS Dongseo Co., Ltd.	6,013	203,145
	ISC Co., Ltd.	2,450	38,997
	i-SENS, Inc.	4,238	102,356
	ISU Chemical Co., Ltd.	7,234	67,645
	IsuPetasys Co., Ltd.	8,407	28,294
	It’s Hanbul Co., Ltd.	1,615	40,791
	JASTECH, Ltd.	2,242	15,015
*	Jayjun Cosmetic Co., Ltd.	9,047	20,137
	JB Financial Group Co., Ltd.	75,834	342,609
*	Jcontentree Corp.	983	21,474
*	Jeju Semiconductor Corp.	8,133	25,344
*	Jejuair Co., Ltd.	2,641	30,243
*	Jeongsan Aikang Co., Ltd.	3,986	6,287
	Jinsung T.E.C.	7,638	67,463
	JLS Co., Ltd.	3,636	20,059
*	JNK Heaters Co., Ltd.	4,515	31,757
	Jusung Engineering Co., Ltd.	15,257	94,133
	JVM Co., Ltd.	850	25,168
	JW Life Science Corp.	3,290	52,404
	JYP Entertainment Corp.	9,379	255,803
	Kakao Corp.	2,062	601,260
*	Kanglim Co., Ltd.	7,932	10,894
	Kangnam Jevisco Co., Ltd.	1,835	25,986
	KAON Media Co., Ltd.	4,460	22,910
	KB Financial Group, Inc.	32,365	1,157,707
	KB Financial Group, Inc., ADR	46,853	1,674,058
	KC Co., Ltd.	2,278	48,052
	KC Green Holdings Co., Ltd.	7,765	28,475
	KC Tech Co., Ltd.	3,975	78,491
	KCC Corp.	1,832	248,591
	KCC Engineering & Construction Co., Ltd.	4,872	30,394
*	KCC Glass Corp.	1,211	31,763
*	KEC Corp.	46,114	82,275
	KEPCO Engineering & Construction Co., Inc.	3,054	41,982
	KEPCO Plant Service & Engineering Co., Ltd.	9,672	235,015
	Keyang Electric Machinery Co., Ltd.	4,824	12,306
#*	KEYEAST Co., Ltd.	7,313	69,130
	KG Eco Technology Service Co., Ltd.	10,678	38,644
	Kginicis Co., Ltd.	5,754	96,165
	KGMobilians Co., Ltd.	6,433	47,740
*	KH Vatec Co., Ltd.	2,618	39,476
	Kia Motors Corp.	71,872	3,223,397
	KINX, Inc.	817	58,965
	KISCO Corp.	7,715	31,626
	KISCO Holdings Co., Ltd.	4,668	47,831

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KISWIRE, Ltd.	4,002	$48,938
#*	Kiwi Media Group Co., Ltd.	162,075	4,017
	KIWOOM Securities Co., Ltd.	4,402	402,675
	KL-Net Corp.	4,538	10,508
	KM Corp.	1,902	22,628
	KMH Co., Ltd.	9,025	193,750
#*	KMW Co., Ltd.	6,803	377,091
	Kocom Co., Ltd.	4,026	21,638
	Koentec Co., Ltd.	6,526	48,779
	Koh Young Technology, Inc.	1,722	121,185
	Kolmar BNH Co., Ltd.	2,356	108,398
	Kolmar Korea Co., Ltd.	3,294	128,882
	Kolmar Korea Holdings Co., Ltd.	3,790	79,586
	Kolon Corp.	3,506	63,007
	Kolon Global Corp.	4,114	64,059
	Kolon Industries, Inc.	9,272	291,788
	KoMiCo, Ltd.	2,410	78,366
*	KONA I Co., Ltd.	2,173	52,502
	Korea Asset In Trust Co., Ltd.	27,658	90,207
	Korea Autoglass Corp.	5,235	65,188
	Korea Cast Iron Pipe Industries Co., Ltd.	4,507	31,805
*	Korea Circuit Co., Ltd.	3,884	43,470
*	Korea District Heating Corp.	431	13,850
*	Korea Electric Power Corp., Sponsored ADR	46,929	405,467
*	Korea Electric Power Corp.	26,931	475,046
	Korea Electric Terminal Co., Ltd.	1,954	79,577
	Korea Electronic Certification Authority, Inc.	4,271	21,541
	Korea Electronic Power Industrial Development Co., Ltd.	5,312	17,158
	Korea Flange Co., Ltd.	11,755	20,091
	Korea Gas Corp.	7,769	187,911
*	Korea Information & Communications Co., Ltd.	5,655	41,617
	Korea Information Certificate Authority, Inc.	3,853	24,291
	Korea Investment Holdings Co., Ltd.	19,327	1,180,530
*	Korea Line Corp.	83,780	118,420
*	Korea Materials & Analysis Corp.	2,500	2,970
	Korea Petrochemical Ind Co., Ltd.	1,472	253,053
	Korea Real Estate Investment & Trust Co., Ltd.	102,201	162,309
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,799	404,364
	Korea Zinc Co., Ltd.	1,852	626,360
*	Korean Air Lines Co., Ltd.	47,458	842,681
	Korean Reinsurance Co.	37,391	245,268
	Kortek Corp.	6,043	42,862
	KPX Chemical Co., Ltd.	1,121	47,543
*	KSIGN Co., Ltd.	12,339	15,704
	KSS LINE, Ltd.	8,802	72,361
	KT Corp., Sponsored ADR	12,498	120,231
*	KT Hitel Co., Ltd.	7,684	33,867
	KT Skylife Co., Ltd.	14,019	117,724
	KT Submarine Co., Ltd.	5,549	27,003
	KTB Investment & Securities Co., Ltd.	14,053	31,710
	KTCS Corp.	20,566	36,928
	Ktis Corp.	11,445	24,225
	Kukdo Chemical Co., Ltd.	1,094	41,673
	Kumho Industrial Co., Ltd.	8,584	53,261
	Kumho Petrochemical Co., Ltd.	8,194	969,252
*	Kumho Tire Co., Inc.	43,365	136,257
	Kumkang Kind Co., Ltd.	12,140	46,068
	Kwang Myung Electric Co., Ltd.	10,184	17,397
	Kyeryong Construction Industrial Co., Ltd.	4,158	75,675

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Kyobo Securities Co., Ltd.	7,880	$46,414
	Kyongbo Pharmaceutical Co., Ltd.	4,877	41,115
	Kyung Dong Navien Co., Ltd.	2,649	124,792
	Kyungbang Co., Ltd.	6,289	59,653
	KyungDong City Gas Co., Ltd.	1,501	24,742
	Kyung-In Synthetic Corp.	8,728	50,544
	L&F Co., Ltd.	2,496	87,207
	LB Semicon, Inc.	11,748	95,295
	Leadcorp, Inc. (The)	9,025	54,759
*	Leaders Cosmetics Co., Ltd.	3,392	11,007
	LEENO Industrial, Inc.	2,785	299,564
*	Leenos Corp.	7,864	7,291
	LF Corp.	9,746	126,238
	LG Chem, Ltd.	4,353	2,373,608
	LG Corp.	12,982	777,350
*	LG Display Co., Ltd., ADR	158,872	996,127
	LG Electronics, Inc.	54,807	4,074,322
	LG Hausys, Ltd.	3,869	226,367
	LG HelloVision Co., Ltd.	15,905	53,506
	LG Household & Health Care, Ltd.	1,687	2,236,757
	LG Innotek Co., Ltd.	5,850	793,064
	LG International Corp.	15,511	212,665
	LG Uplus Corp.	95,600	935,883
	Lion Chemtech Co., Ltd.	3,023	19,103
*	Livefinancial Co., Ltd.	9,318	10,440
	LMS Co., Ltd.	3,047	25,277
*	Lock & Lock Co., Ltd.	7,507	69,184
*	LONGTU KOREA, Inc.	2,910	12,488
*	LOT Vacuum Co., Ltd.	4,746	70,445
	Lotte Chemical Corp.	3,722	769,762
	Lotte Confectionery Co., Ltd.	529	46,035
	Lotte Corp.	5,695	143,554
	LOTTE Fine Chemical Co., Ltd.	8,569	368,058
	Lotte Food Co., Ltd.	253	68,190
	LOTTE Himart Co., Ltd.	3,712	100,850
*	Lotte Non-Life Insurance Co., Ltd.	39,836	58,418
	Lotte Shopping Co., Ltd.	2,203	163,134
*	Lotte Tour Development Co., Ltd.	3,991	50,998
	LS Corp.	3,122	143,017
	LS Electric Co., Ltd.	5,301	232,766
*	Lumens Co., Ltd.	11,802	17,291
*	Lutronic Corp.	5,422	23,663
*	LVMC Holdings	15,261	41,191
	Macquarie Korea Infrastructure Fund	57,882	562,305
	Maeil Dairies Co., Ltd.	243	14,270
	Maeil Holdings Co., Ltd.	5,094	35,729
	Mando Corp.	17,448	554,577
	Mcnex Co., Ltd.	5,122	150,252
*	ME2ON Co., Ltd.	11,945	61,067
*	Medience Co., Ltd.	4,697	6,512
	Medy-Tox, Inc.	1,348	220,459
	Meerecompany, Inc.	942	29,104
	MegaStudy Co., Ltd.	3,816	38,746
	MegaStudyEdu Co., Ltd.	3,460	105,773
	Meritz Financial Group, Inc.	20,520	170,881
	Meritz Fire & Marine Insurance Co., Ltd.	33,955	416,598
	Meritz Securities Co., Ltd.	116,273	339,426
	META BIOMED Co., Ltd.	6,026	13,837
*	Mgame Corp.	5,065	20,893

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Mi Chang Oil Industrial Co., Ltd.	382	$21,158
	MiCo, Ltd.	9,025	120,754
	Minwise Co., Ltd.	4,370	57,413
	Mirae Asset Daewoo Co., Ltd.	65,668	489,253
	Mirae Asset Life Insurance Co., Ltd.	29,061	97,310
	Miwon Chemicals Co., Ltd.	571	28,447
	Miwon Commercial Co., Ltd.	701	60,545
	Miwon Specialty Chemical Co., Ltd.	727	63,907
	MK Electron Co., Ltd.	10,839	87,403
*	MNTech Co., Ltd.	8,025	18,329
	Modetour Network, Inc.	4,014	49,311
	Moorim P&P Co., Ltd.	15,640	43,121
	Moorim Paper Co., Ltd.	14,496	30,050
	Motonic Corp.	6,896	69,212
*	MP Group, Inc.	9,820	2,134
	Multicampus Co., Ltd.	1,164	37,248
	Nam Hwa Construction Co., Ltd.	1,461	14,825
	Namhae Chemical Corp.	7,479	52,469
*	Namsun Aluminum Co., Ltd.	8,895	31,188
	Namyang Dairy Products Co., Ltd.	175	39,443
*	NanoenTek, Inc.	6,677	54,523
	Nasmedia Co., Ltd.	1,294	35,554
*	Naturecell Co., Ltd.	9,165	74,379
	NAVER Corp.	8,623	2,206,375
	NCSoft Corp.	1,898	1,304,085
	NeoPharm Co., Ltd.	2,235	53,445
*	Neowiz	1,934	35,906
	NEOWIZ HOLDINGS Corp.	3,627	49,580
	NEPES Corp.	8,827	223,227
*	Netmarble Corp.	1,249	129,759
*	New Power Plasma Co., Ltd.	5,000	29,006
	Nexen Corp.	7,084	25,101
	Nexen Tire Corp.	22,791	105,583
*	Next Entertainment World Co., Ltd.	3,907	13,163
*	Next Science Co., Ltd.	4,400	21,848
*	NextEye Co., Ltd.	7,648	12,321
	Nexturn Co., Ltd.	1,173	8,871
	NH Investment & Securities Co., Ltd.	26,850	227,480
*	NHN Corp.	2,812	173,050
	NHN KCP Corp.	4,403	261,568
	NICE Holdings Co., Ltd.	11,729	186,921
	Nice Information & Telecommunication, Inc.	3,622	74,301
	NICE Information Service Co., Ltd.	16,441	283,083
	NICE Total Cash Management Co., Ltd.	11,894	60,476
*	NK Co., Ltd.	30,243	27,074
	Nong Shim Holdings Co., Ltd.	900	57,536
	Nong Woo Bio Co., Ltd.	3,988	34,067
	NongShim Co., Ltd.	620	157,801
	Noroo Holdings Co., Ltd.	1,493	12,064
	NOROO Paint & Coatings Co., Ltd.	2,216	13,695
	NPC	1,809	4,754
	NS Shopping Co., Ltd.	4,833	52,336
	Nuri Telecom Co., Ltd.	4,947	31,077
*	OCI Co., Ltd.	7,006	385,739
*	Omnisystem Co., Ltd.	14,815	34,505
	Opto Device Technology Co., Ltd.	5,298	23,577
	OptoElectronics Solutions Co., Ltd.	1,981	77,174
	OPTRON-TEC, Inc.	12,673	69,472
*	Orbitech Co., Ltd.	2,100	7,629

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Orion Corp.	2,406	$230,523
	Orion Holdings Corp.	14,570	159,764
*	OSANGJAIEL Co., Ltd.	4,152	46,257
*	Osstem Implant Co., Ltd.	5,214	179,316
*	Osung Advanced Materials Co., Ltd.	18,850	56,136
	Ottogi Corp.	314	147,203
	Paik Kwang Industrial Co., Ltd.	8,646	23,475
*	Pan Ocean Co., Ltd.	55,072	175,346
	Pan-Pacific Co., Ltd.	13,908	19,115
	Partron Co., Ltd.	17,848	153,646
*	Paru Co., Ltd.	9,531	24,448
*	Pearl Abyss Corp.	1,890	336,127
	Pharma Research Products Co., Ltd.	787	41,862
*	Pharmicell Co., Ltd.	5,323	83,127
	PI Advanced Materials Co., Ltd.	5,680	144,706
*	PNE Solution Co., Ltd.	3,058	48,555
	POSCO	15,895	2,934,283
	POSCO Chemical Co., Ltd.	2,201	144,689
	Posco ICT Co., Ltd.	14,876	88,092
	Posco International Corp.	29,075	343,397
	Posco M-Tech Co., Ltd.	10,898	40,623
	Power Logics Co., Ltd.	11,435	80,027
	Protec Co., Ltd.	1,743	41,369
	PSK, Inc.	5,015	138,044
	Pulmuone Co., Ltd.	8,410	116,324
	Pyeong Hwa Automotive Co., Ltd.	3,537	23,750
	Rayence Co., Ltd.	1,915	18,089
*	Redrover Co., Ltd.	16,095	1,622
	Reyon Pharmaceutical Co., Ltd.	1,974	32,681
	RFHIC Corp.	2,343	72,050
*	RFTech Co., Ltd.	4,687	41,457
*	Robostar Co., Ltd.	1,376	15,345
	S&S Tech Corp.	5,602	167,772
	S&T Corp.	709	9,424
	S&T Holdings Co., Ltd.	3,470	42,485
	S&T Motiv Co., Ltd.	4,675	208,948
*	S.Y. Co., Ltd.	4,746	15,095
	S-1 Corp.	4,670	335,631
	Sajo Industries Co., Ltd.	851	21,325
	Sajodaerim Corp.	980	11,652
*	Sajodongaone Co., Ltd.	19,406	14,090
	Sam Kwang Glass Co., Ltd.	1,433	48,129
	Sam Young Electronics Co., Ltd.	6,567	45,333
	Sam Yung Trading Co., Ltd.	7,194	86,799
*	Sambo Motors Co., Ltd.	7,570	42,892
*	Sambon Electronics Co., Ltd.	16,340	24,113
	Samchully Co., Ltd.	946	63,697
	Samho Development Co., Ltd.	12,485	43,960
	SAMHWA Paints Industrial Co., Ltd.	6,914	29,828
	Samick Musical Instruments Co., Ltd.	25,745	30,882
	Samick THK Co., Ltd.	2,406	21,683
	Samil Pharmaceutical Co., Ltd.	1,263	23,570
	Samji Electronics Co., Ltd.	5,168	50,126
	Samjin Pharmaceutical Co., Ltd.	5,142	117,357
*	Samkee Corp.	12,204	32,916
	Sammok S-Form Co., Ltd.	5,447	36,119
	SAMPYO Cement Co., Ltd.	12,243	36,689
*	Samsung Biologics Co., Ltd.	592	357,744
	Samsung C&T Corp.	8,769	858,974

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Card Co., Ltd.	9,254	$240,165
	Samsung Electro-Mechanics Co., Ltd.	16,249	1,931,325
	Samsung Electronics Co., Ltd., GDR	15,510	19,566,955
	Samsung Electronics Co., Ltd.	928,998	46,696,650
*	Samsung Engineering Co., Ltd.	65,624	686,190
	Samsung Fire & Marine Insurance Co., Ltd.	9,502	1,502,418
*	Samsung Heavy Industries Co., Ltd.	98,875	444,440
	Samsung Life Insurance Co., Ltd.	10,534	589,610
*	Samsung Pharmaceutical Co., Ltd.	7,247	22,716
	Samsung SDI Co., Ltd.	2,810	1,106,819
	Samsung SDS Co., Ltd.	6,985	1,042,327
	Samsung Securities Co., Ltd.	12,679	361,165
	SAMT Co., Ltd.	28,486	55,857
	Samwha Capacitor Co., Ltd.	3,145	141,463
	Samyang Corp.	1,078	45,949
	Samyang Foods Co., Ltd.	1,461	124,867
	Samyang Holdings Corp.	1,467	80,440
	Samyang Tongsang Co., Ltd.	1,031	56,258
	Sang-A Frontec Co., Ltd.	2,384	84,062
	Sangsangin Co., Ltd.	23,106	119,324
	Sangsin Energy Display Precision Co., Ltd.	3,457	38,596
	SaraminHR Co., Ltd.	1,626	33,563
	SAVEZONE I&C Corp.	8,459	20,156
*	SBI Investment Korea Co., Ltd.	24,785	18,207
*	SBS Media Holdings Co., Ltd.	26,174	38,038
*	SBW	51,099	27,675
*	SD Biotechnologies Co., Ltd.	2,244	10,511
*	SDN Co., Ltd.	13,861	51,730
	Seah Besteel Corp.	5,195	43,246
	SeAH Holdings Corp.	419	26,030
	SeAH Steel Corp.	734	53,369
	SeAH Steel Holdings Corp.	1,150	45,642
	Sebang Co., Ltd.	6,490	51,690
	Sebang Global Battery Co., Ltd.	4,466	108,521
	Seegene, Inc.	4,985	1,141,618
	Sejong Industrial Co., Ltd.	6,842	52,300
*	Sejong Telecom, Inc.	163,379	42,933
	Sekonix Co., Ltd.	5,506	27,757
*	Selvas AI, Inc.	5,674	13,347
	Sempio Foods Co.	730	28,132
	S-Energy Co., Ltd.	5,092	34,445
*	Seobu T&D	13,411	72,283
	Seohan Co., Ltd.	55,168	66,880
	Seohee Construction Co., Ltd.	13,626	13,667
	Seojin System Co., Ltd.	6,396	199,450
*	Seoul Auction Co., Ltd.	4,296	17,074
	Seoul Semiconductor Co., Ltd.	13,013	201,355
	SEOWONINTECH Co., Ltd.	5,769	32,091
	Seoyon Co., Ltd.	6,326	50,983
	Seoyon E-Hwa Co., Ltd.	8,658	33,868
*	Sewon Cellontech Co., Ltd.	9,299	22,241
	Sewon Precision Industry Co., Ltd.	1,917	2,563
	SEWOONMEDICAL Co., Ltd.	10,144	31,697
	SFA Engineering Corp.	6,452	208,222
*	SFA Semicon Co., Ltd.	38,399	167,769
*	SG Corp.	28,911	14,755
*	SH Energy & Chemical Co., Ltd.	21,194	14,656
	Shindaeyang Paper Co., Ltd.	1,105	49,931
	Shinhan Financial Group Co., Ltd.	98,685	2,677,557

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinhan Financial Group Co., Ltd., ADR	5,731	$154,221
	Shinil Electronics Co., Ltd.	12,080	19,125
	Shinsegae Engineering & Construction Co., Ltd.	1,248	24,118
	Shinsegae Food Co., Ltd.	986	45,110
	Shinsegae International, Inc.	685	86,177
	Shinsegae, Inc.	3,300	608,678
*	Shinsung E&G Co., Ltd.	34,402	91,003
*	Shinsung Tongsang Co., Ltd.	28,440	47,117
	Shinwha Intertek Corp.	10,654	24,350
*	Shinwon Corp.	24,874	29,806
	Shinyoung Securities Co., Ltd.	2,196	88,944
	SHOWBOX Corp.	12,816	30,504
*	Signetics Corp.	34,301	21,072
	SIGONG TECH Co., Ltd.	4,127	16,903
	Silicon Works Co., Ltd.	4,352	175,484
	Silla Co., Ltd.	2,472	20,238
	SIMMTECH Co., Ltd.	8,384	125,862
	SIMPAC, Inc.	9,760	19,575
	Sindoh Co., Ltd.	2,665	52,045
	SK Chemicals Co., Ltd.	2,133	654,503
	SK D&D Co., Ltd.	2,560	92,278
	SK Discovery Co., Ltd.	4,062	226,826
	SK Gas, Ltd.	1,382	128,744
	SK Holdings Co., Ltd.	5,062	824,338
	SK Hynix, Inc.	127,794	9,066,070
	SK Innovation Co., Ltd.	7,573	846,460
	SK Materials Co., Ltd.	1,355	266,875
	SK Networks Co., Ltd.	98,273	394,189
*	SK Rent A Car Co., Ltd.	4,337	31,899
	SK Securities Co., Ltd.	170,647	105,741
#	SK Telecom Co., Ltd., Sponsored ADR	3,174	66,844
	SK Telecom Co., Ltd.	3,393	643,410
	SKC Co., Ltd.	3,506	228,794
	SL Corp.	7,707	98,941
*	SM Culture & Contents Co., Ltd.	6,924	9,370
*	SM Entertainment Co., Ltd.	3,887	99,741
*	S-MAC Co., Ltd.	30,774	49,047
	SMCore, Inc.	1,609	9,038
*	SMEC Co., Ltd.	10,746	19,644
*	SNU Precision Co., Ltd.	5,420	18,524
	S-Oil Corp.	3,645	176,028
*	Solborn, Inc.	6,999	24,807
*	Solid, Inc.	8,385	65,315
	Songwon Industrial Co., Ltd.	7,797	98,191
*	Soulbrain Co., Ltd.	1,772	339,466
	Soulbrain Holdings Co., Ltd.	2,191	83,527
	SPC Samlip Co., Ltd.	1,112	62,149
	SPG Co., Ltd.	5,560	34,628
	Spigen Korea Co., Ltd.	629	34,677
	Ssangyong Cement Industrial Co., Ltd.	38,783	190,103
#*	Ssangyong Motor Co.	26,548	102,961
*	ST Pharm Co., Ltd.	1,011	53,862
	Suheung Co., Ltd.	2,902	126,023
	Sun Kwang Co., Ltd.	2,708	56,308
*	SundayToz Corp.	1,704	29,436
	Sung Bo Chemicals Co., Ltd.	5,109	18,298
	Sung Kwang Bend Co., Ltd.	4,576	23,902
*	Sungchang Enterprise Holdings, Ltd.	30,377	45,021
	Sungdo Engineering & Construction Co., Ltd.	7,793	27,213

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sungshin Cement Co., Ltd.	9,439	$54,733
	Sungwoo Hitech Co., Ltd.	25,725	80,864
	Sunjin Co., Ltd.	5,383	47,715
*	Sunny Electronics Corp.	5,164	19,807
*	Suprema, Inc.	1,413	34,174
*	Synopex, Inc.	27,614	113,382
	Systems Technology, Inc.	3,599	47,254
	Tae Kyung Industrial Co., Ltd.	9,059	40,005
	Taekwang Industrial Co., Ltd.	163	102,610
*	Taewoong Co., Ltd.	6,419	73,368
	Taeyoung Engineering & Construction Co., Ltd.	11,082	98,184
*	Taihan Electric Wire Co., Ltd.	81,481	62,889
*	Taihan Fiberoptics Co., Ltd.	15,758	49,529
*	Taihan Textile Co., Ltd.	932	28,174
	Tailim Packaging Co., Ltd.	8,783	39,336
	TechWing, Inc.	5,726	88,733
*	Tego Science, Inc.	1,108	24,508
*	Telcon RF Pharmaceutical, Inc.	12,343	65,868
	Telechips, Inc.	2,727	30,208
	TES Co., Ltd.	2,054	45,136
*	Thinkware Systems Corp.	3,694	30,414
*	TK Chemical Corp.	12,462	18,524
	TK Corp.	5,389	28,286
*	TOBESOFT Co., Ltd.	10,864	18,139
	Tokai Carbon Korea Co., Ltd.	2,108	172,396
	Tongyang Life Insurance Co., Ltd.	27,834	77,741
	Tongyang, Inc.	72,698	71,459
*	Tonymoly Co., Ltd.	1,924	15,603
	Top Engineering Co., Ltd.	7,182	57,785
	Toptec Co., Ltd.	3,657	48,947
	Tovis Co., Ltd.	8,227	43,823
	TS Corp.	2,640	43,159
*	TY Holdings Co., Ltd.	10,684	191,607
	UBCare Co., Ltd.	6,063	45,325
	Ubiquoss Holdings, Inc.	2,043	46,364
	Ubiquoss, Inc.	1,088	29,213
	UIL Co., Ltd.	5,829	19,543
	Uju Electronics Co., Ltd.	3,162	77,267
*	Uni-Chem Co., Ltd.	14,724	17,111
	Unick Corp.	5,571	38,568
	Unid Co., Ltd.	3,325	127,642
	Union Semiconductor Equipment & Materials Co., Ltd.	13,281	78,711
	Uniquest Corp.	5,700	50,991
*	Unison Co., Ltd.	23,914	109,010
	UniTest, Inc.	4,655	90,843
	Value Added Technology Co., Ltd.	2,860	52,343
*	Viatron Technologies, Inc.	4,608	35,020
	Vieworks Co., Ltd.	1,249	31,802
	Visang Education, Inc.	4,557	25,657
	Vitzrocell Co., Ltd.	4,814	74,470
*	VT GMP Co., Ltd.	3,812	27,335
*	W Holding Co., Ltd.	65,827	18,094
*	Webzen, Inc.	3,368	95,482
	Wemade Co., Ltd.	1,028	36,133
	Whanin Pharmaceutical Co., Ltd.	3,902	49,993
*	WillBes & Co. (The)	20,926	21,719
	Winix, Inc.	2,109	36,931
	Wins Co., Ltd.	1,654	23,051
	WiSoL Co., Ltd.	10,907	143,672

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	WIZIT Co., Ltd.	27,174	$16,470
*	WONIK CUBE Corp.	9,926	14,196
*	Wonik Holdings Co., Ltd.	16,118	60,007
*	WONIK IPS Co., Ltd.	2,976	84,890
	Wonik Materials Co., Ltd.	2,003	46,788
*	Wonpung Mulsan Co., Ltd.	6,294	13,816
*	Woori Financial Group, Inc., Sponsored ADR	2,893	69,229
	Woori Financial Group, Inc.	100,751	795,490
*	Woori Investment Bank Co., Ltd.	136,593	62,079
*	Woori Technology Investment Co., Ltd.	10,713	31,715
*	Wooridul Huebrain, Ltd.	10,189	34,646
*	Wooridul Pharmaceutical, Ltd.	2,913	33,164
	Woorison F&G Co., Ltd.	18,507	32,112
	Woory Industrial Co., Ltd.	2,475	36,499
*	Woosu AMS Co., Ltd.	10,385	72,376
	WooSung Feed Co., Ltd.	14,799	39,277
*	Woowon Development Co., Ltd.	5,296	25,071
	Worldex Industry & Trading Co., Ltd.	1,798	21,882
	Y G-1 Co., Ltd.	8,490	37,679
*	Yest Co., Ltd.	735	5,403
*	YG Entertainment, Inc.	3,238	111,667
*	YIK Corp.	5,142	24,405
*	YJM Games Co., Ltd.	15,504	17,350
*	YMC Co., Ltd.	1,001	6,823
	Yonwoo Co., Ltd.	1,485	24,529
	Yoosung Enterprise Co., Ltd.	10,361	24,713
	Youlchon Chemical Co., Ltd.	3,845	51,637
	Young Poong Corp.	189	80,603
	Young Poong Precision Corp.	4,334	29,042
	Youngone Corp.	8,366	210,430
	Youngone Holdings Co., Ltd.	3,692	116,400
*	Yuanta Securities Korea Co., Ltd.	42,688	102,164
	YuHwa Securities Co., Ltd.	13,635	26,837
*	Yujin Robot Co., Ltd.	4,869	11,506
*	Yungjin Pharmaceutical Co., Ltd.	20,978	132,104
	Zeus Co., Ltd.	3,176	49,903

TOTAL SOUTH KOREA			207,661,713

TAIWAN — (16.1%)
	Sino American Electronic Co.	18,634	0
	Ability Enterprise Co., Ltd.	132,508	59,930
*	Ability Opto-Electronics Technology Co., Ltd.	32,528	37,142
	AcBel Polytech, Inc.	122,685	112,163
	Accton Technology Corp.	121,858	885,334
	Acer, Inc.	570,287	476,603
	ACES Electronic Co., Ltd.	56,000	63,378
*	Acon Holding, Inc.	122,000	36,409
	Acter Group Corp., Ltd.	23,300	152,834
	Action Electronics Co., Ltd.	103,000	40,517
	Actron Technology Corp.	19,838	59,878
	A-DATA Technology Co., Ltd.	49,605	95,815
	Addcn Technology Co., Ltd.	10,000	72,393
	Advanced Ceramic X Corp.	14,000	175,627
	Advanced International Multitech Co., Ltd.	57,000	77,300
*	Advanced Optoelectronic Technology, Inc.	49,000	35,275
	Advanced Wireless Semiconductor Co.	51,595	178,380
	Advancetek Enterprise Co., Ltd.	109,908	73,444
	Advantech Co., Ltd.	71,058	719,381
*	AGV Products Corp.	229,172	59,329

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Airtac International Group	18,078	$486,675
	Alchip Technologies, Ltd.	19,000	322,432
#*	ALI Corp.	67,632	68,524
	Allied Circuit Co., Ltd.	5,000	19,599
	Allis Electric Co., Ltd.	68,344	67,846
	Alltek Technology Corp.	51,410	35,726
	Alltop Technology Co., Ltd.	19,000	51,009
	Alpha Networks, Inc.	78,272	70,760
	Altek Corp.	79,727	71,810
	Amazing Microelectronic Corp.	15,782	44,852
*	Ambassador Hotel (The)	122,000	130,995
	Ampire Co., Ltd.	29,000	19,295
	AMPOC Far-East Co., Ltd.	31,000	36,180
*	AmTRAN Technology Co., Ltd.	393,907	140,513
	Anpec Electronics Corp.	26,317	73,028
	Apacer Technology, Inc.	24,506	31,229
	APAQ Technology Co., Ltd.	24,422	41,999
	APCB, Inc.	91,000	65,278
	Apex Biotechnology Corp.	36,477	30,568
	Apex International Co., Ltd.	58,868	152,973
	Apex Science & Engineering	68,848	26,627
	Arcadyan Technology Corp.	66,755	233,260
	Ardentec Corp.	247,411	289,587
	Argosy Research, Inc.	21,558	79,760
	ASE Technology Holding Co., Ltd., ADR	240,277	1,098,067
	ASE Technology Holding Co., Ltd.	802,089	1,800,341
	Asia Cement Corp.	622,696	896,326
	Asia Optical Co., Inc.	92,000	204,991
*	Asia Pacific Telecom Co., Ltd.	688,139	226,081
*	Asia Plastic Recycling Holding, Ltd.	120,857	31,200
	Asia Polymer Corp.	162,143	107,803
	Asia Tech Image, Inc.	26,000	46,144
	Asia Vital Components Co., Ltd.	93,278	219,885
#	ASMedia Technology, Inc.	5,312	266,667
#	ASPEED Technology, Inc.	9,599	464,587
	ASROCK, Inc.	15,000	86,422
	Asustek Computer, Inc.	105,996	900,554
	Aten International Co., Ltd.	23,000	66,157
*	AU Optronics Corp., Sponsored ADR	37,101	147,662
*	AU Optronics Corp.	1,654,000	668,023
	Audix Corp.	52,800	82,288
	AURAS Technology Co., Ltd.	18,000	138,303
	Aurona Industries, Inc.	42,000	24,612
	Aurora Corp.	19,585	57,644
	Avalue Technology, Inc.	19,000	33,315
	AVY Precision Technology, Inc.	73,054	60,107
	Awea Mechantronic Co., Ltd.	13,230	13,788
	Axiomtek Co., Ltd.	24,000	42,718
*	Azurewave Technologies, Inc.	24,000	25,923
	Bank of Kaohsiung Co., Ltd.	205,768	72,335
	Baolong International Co., Ltd.	45,000	22,686
	Basso Industry Corp.	46,000	61,745
	BenQ Materials Corp.	87,000	67,633
#	BES Engineering Corp.	626,000	160,581
	Bin Chuan Enterprise Co., Ltd.	53,650	50,948
	Bionime Corp.	13,000	32,160
#*	Biostar Microtech International Corp.	91,000	47,716
	Bioteque Corp.	18,010	86,691
	Bizlink Holding, Inc.	54,807	421,453

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Boardtek Electronics Corp.	60,000	$53,280
	Bon Fame Co., Ltd.	7,000	9,239
	Bright Led Electronics Corp.	47,100	22,004
	Brighton-Best International Taiwan, Inc.	102,331	91,325
	C Sun Manufacturing, Ltd.	48,000	52,360
*	Calin Technology Co., Ltd.	26,000	41,438
*	Cameo Communications, Inc.	111,000	29,865
	Capital Futures Corp.	52,629	67,496
	Capital Securities Corp.	803,902	306,760
#	Career Technology MFG. Co., Ltd.	239,126	241,750
	Carnival Industrial Corp.	71,499	26,628
	Casetek Holdings, Ltd.	83,504	252,525
	Caswell, Inc.	7,000	31,129
	Catcher Technology Co., Ltd.	167,509	1,058,911
	Cathay Financial Holding Co., Ltd.	1,424,486	1,914,130
	Cathay Real Estate Development Co., Ltd.	243,300	162,181
	Cayman Engley Industrial Co., Ltd.	12,785	33,708
	Celxpert Energy Corp.	37,000	52,950
	Central Reinsurance Co., Ltd.	90,300	63,958
	Chailease Holding Co., Ltd.	414,014	2,011,234
	ChainQui Construction Development Co., Ltd.	41,171	27,354
*	Champion Building Materials Co., Ltd.	168,000	36,427
	Chang Hwa Commercial Bank, Ltd.	1,353,015	806,750
#	Chang Wah Electromaterials, Inc.	105,240	81,318
#	Chang Wah Technology Co., Ltd.	66,000	105,735
	Channel Well Technology Co., Ltd.	40,000	54,603
	Chant Sincere Co., Ltd.	25,000	30,637
	Charoen Pokphand Enterprise	70,160	168,771
	Chaun-Choung Technology Corp.	7,000	56,607
	CHC Healthcare Group	49,000	63,696
	CHC Resources Corp.	30,379	46,547
	Chen Full International Co., Ltd.	46,000	64,160
#	Chenbro Micom Co., Ltd.	37,000	112,452
	Cheng Loong Corp.	357,480	424,729
*	Cheng Mei Materials Technology Corp.	228,250	75,990
	Cheng Shin Rubber Industry Co., Ltd.	492,808	622,475
	Cheng Uei Precision Industry Co., Ltd.	214,159	303,048
	Chenming Electronic Technology Corp.	64,000	27,700
	Chia Chang Co., Ltd.	39,000	52,344
	Chia Hsin Cement Corp.	204,000	111,318
	Chian Hsing Forging Industrial Co., Ltd.	22,000	32,332
	Chicony Electronics Co., Ltd.	185,350	558,799
	Chicony Power Technology Co., Ltd.	73,731	172,455
	Chieftek Precision Co., Ltd.	21,250	54,828
	Chien Kuo Construction Co., Ltd.	80,540	32,968
	Chilisin Electronics Corp.	79,590	294,175
	Chime Ball Technology Co., Ltd.	10,565	11,108
*	China Airlines, Ltd.	1,496,062	458,140
	China Bills Finance Corp.	393,000	199,282
	China Chemical & Pharmaceutical Co., Ltd.	79,000	62,903
	China Development Financial Holding Corp.	2,127,579	624,358
	China Ecotek Corp.	10,000	11,377
	China Electric Manufacturing Corp.	127,170	48,246
	China Fineblanking Technology Co., Ltd.	14,318	20,044
	China General Plastics Corp.	192,526	147,282
	China Glaze Co., Ltd.	60,680	24,110
	China Life Insurance Co., Ltd.	646,073	433,261
*	China Man-Made Fiber Corp.	798,390	233,399
	China Metal Products	178,190	207,477

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	China Motor Corp.	93,600	$145,458
	China Petrochemical Development Corp.	1,740,996	521,133
	China Steel Chemical Corp.	49,227	157,739
	China Steel Corp.	3,299,940	2,344,152
	China Steel Structure Co., Ltd.	51,000	52,725
	China Wire & Cable Co., Ltd.	36,120	36,214
	Chinese Maritime Transport, Ltd.	53,120	45,553
	Ching Feng Home Fashions Co., Ltd.	41,000	47,671
	Chin-Poon Industrial Co., Ltd.	169,113	179,427
	Chipbond Technology Corp.	301,000	659,381
	ChipMOS Techinologies, Inc.	239,594	236,125
	ChipMOS Technologies, Inc., ADR	5,151	100,178
	Chlitina Holding, Ltd.	25,000	153,192
	Chong Hong Construction Co., Ltd.	69,361	193,192
#	Chroma ATE, Inc.	73,466	350,031
	Chun YU Works & Co., Ltd.	104,000	58,583
	Chun Yuan Steel Industry Co., Ltd.	200,999	75,615
	Chung Hsin Electric & Machinery Manufacturing Corp.	146,000	246,082
*	Chung Hung Steel Corp.	436,889	150,948
*	Chung Hwa Pulp Corp.	241,246	77,731
	Chunghwa Precision Test Tech Co., Ltd.	4,000	94,717
	Chunghwa Telecom Co., Ltd., Sponsored ADR	35,615	1,345,535
	Chunghwa Telecom Co., Ltd.	238,800	895,904
	Cleanaway Co., Ltd.	43,000	237,018
	Clevo Co.	175,869	177,916
	CMC Magnetics Corp.	348,907	97,007
	Compal Electronics, Inc.	1,822,086	1,187,086
	Compeq Manufacturing Co., Ltd.	411,000	627,297
	Compucase Enterprise	22,000	37,232
	Concord Securities Co., Ltd.	229,912	67,720
#	Concraft Holding Co., Ltd.	28,203	85,598
#	Continental Holdings Corp.	188,250	160,436
	Contrel Technology Co., Ltd.	70,000	32,560
	Coremax Corp.	20,287	37,103
	Coretronic Corp.	186,600	223,619
#	Co-Tech Development Corp.	67,541	90,903
	Cowealth Medical Holding Co., Ltd.	27,216	28,528
	Creative Sensor, Inc.	51,000	30,520
*	CSBC Corp. Taiwan	87,031	74,922
	CTBC Financial Holding Co., Ltd.	4,497,612	2,840,286
	CTCI Corp.	203,555	277,192
	C-Tech United Corp.	19,555	9,993
	Cub Elecparts, Inc.	18,087	100,411
	CviLux Corp.	40,902	41,890
	Cyberlink Corp.	5,356	19,073
	CyberPower Systems, Inc.	24,000	63,776
	CyberTAN Technology, Inc.	172,576	84,569
	Cypress Technology Co., Ltd.	17,752	36,910
	DA CIN Construction Co., Ltd.	121,000	114,841
	Dadi Early-Childhood Education Group, Ltd.	13,825	84,110
	Dafeng TV, Ltd.	28,396	40,610
	Da-Li Development Co., Ltd.	43,938	45,588
*	Danen Technology Corp.	61,038	46,770
	Darfon Electronics Corp.	72,000	99,692
*	Darwin Precisions Corp.	202,000	78,157
	Daxin Materials Corp.	22,000	61,517
	De Licacy Industrial Co., Ltd.	131,458	83,551
	Delpha Construction Co., Ltd.	60,639	32,768
	Delta Electronics, Inc.	207,940	1,383,512

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Depo Auto Parts Ind Co., Ltd.	65,000	$107,221
	Dimerco Data System Corp.	17,000	31,931
	Dimerco Express Corp.	60,000	138,884
*	D-Link Corp.	98,148	62,245
	Draytek Corp.	13,000	11,400
	Dyaco International, Inc.	16,880	78,165
*	Dynamic Electronics Co., Ltd.	158,473	102,471
	Dynapack International Technology Corp.	27,000	75,370
	E Ink Holdings, Inc.	209,000	280,645
	E.Sun Financial Holding Co., Ltd.	3,262,244	2,773,611
	Eastern Media International Corp.	66,000	38,596
	Eclat Textile Co., Ltd.	50,279	669,019
	ECOVE Environment Corp.	11,000	81,748
	Edison Opto Corp.	54,000	21,839
	Edom Technology Co., Ltd.	117,014	74,550
	eGalax_eMPIA Technology, Inc.	28,909	53,874
#	Egis Technology, Inc.	29,000	158,261
	Elan Microelectronics Corp.	92,959	439,113
*	E-Lead Electronic Co., Ltd.	21,000	11,905
	E-LIFE MALL Corp.	36,000	86,434
	Elite Advanced Laser Corp.	51,928	115,127
	Elite Material Co., Ltd.	87,909	461,896
	Elite Semiconductor Microelectronics Technology, Inc.	66,000	96,926
*	Elitegroup Computer Systems Co., Ltd.	157,235	93,288
	eMemory Technology, Inc.	22,000	440,036
	Ennoconn Corp.	25,906	204,531
	EnTie Commercial Bank Co., Ltd.	179,500	90,436
*	Epistar Corp.	413,954	486,198
	Eslite Spectrum Corp. (The)	9,000	24,356
	Eson Precision Ind. Co., Ltd.	50,000	58,688
	Eternal Materials Co., Ltd.	381,075	448,774
*	Etron Technology, Inc.	89,535	52,656
	Eurocharm Holdings Co., Ltd.	6,000	19,793
	Eva Airways Corp.	1,263,990	477,687
*	Everest Textile Co., Ltd.	282,178	97,875
	Evergreen International Storage & Transport Corp.	301,000	152,213
*	Evergreen Marine Corp. Taiwan, Ltd.	1,059,354	700,887
	Everlight Electronics Co., Ltd.	253,149	336,130
#	Excellence Opto, Inc.	49,000	56,594
	Excelsior Medical Co., Ltd.	62,197	122,294
	EZconn Corp.	26,250	26,321
	Far Eastern Department Stores, Ltd.	519,370	428,952
	Far Eastern International Bank	1,081,386	391,503
	Far Eastern New Century Corp.	973,560	878,939
	Far EasTone Telecommunications Co., Ltd.	390,000	818,490
	Faraday Technology Corp.	79,000	115,338
	Farglory F T Z Investment Holding Co., Ltd.	30,777	32,595
	Farglory Land Development Co., Ltd.	109,442	168,540
*	Federal Corp.	125,729	87,952
	Feedback Technology Corp.	15,400	35,710
	Feng Hsin Steel Co., Ltd.	175,550	350,159
	Feng TAY Enterprise Co., Ltd.	99,380	603,261
	Firich Enterprises Co., Ltd.	13,970	12,468
*	First Copper Technology Co., Ltd.	84,000	27,586
	First Financial Holding Co., Ltd.	1,667,077	1,169,738
	First Hi-Tec Enterprise Co., Ltd.	28,000	42,783
	First Hotel	107,746	49,573
	First Insurance Co., Ltd. (The)	103,606	46,744
#	First Steamship Co., Ltd.	341,425	104,925

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	FLEXium Interconnect, Inc.	133,001	$543,022
	Flytech Technology Co., Ltd.	38,373	80,968
	FocalTech Systems Co., Ltd.	57,963	103,891
	Forest Water Environment Engineering Co., Ltd.	21,667	32,356
	Formosa Advanced Technologies Co., Ltd.	93,000	113,826
	Formosa Chemicals & Fibre Corp.	318,378	766,813
	Formosa International Hotels Corp.	21,905	97,752
	Formosa Oilseed Processing Co., Ltd.	28,000	30,843
	Formosa Optical Technology Co., Ltd.	7,000	14,465
	Formosa Petrochemical Corp.	66,000	181,693
	Formosa Plastics Corp.	319,134	883,417
#	Formosa Sumco Technology Corp.	23,000	91,036
#	Formosa Taffeta Co., Ltd.	234,000	256,242
	Formosan Rubber Group, Inc.	101,720	71,543
	Formosan Union Chemical	98,847	48,586
	Fortune Electric Co., Ltd.	42,000	74,734
	Founding Construction & Development Co., Ltd.	87,460	48,497
	Foxconn Technology Co., Ltd.	185,536	325,390
	Foxsemicon Integrated Technology, Inc.	25,562	155,137
	Froch Enterprise Co., Ltd.	95,713	34,326
	FSP Technology, Inc.	78,886	91,933
	Fubon Financial Holding Co., Ltd.	1,543,896	2,199,364
	Fulgent Sun International Holding Co., Ltd.	40,898	171,448
	Fullerton Technology Co., Ltd.	51,000	30,705
	Fwusow Industry Co., Ltd.	31,756	20,998
	G Shank Enterprise Co., Ltd.	86,382	56,058
#	Gallant Precision Machining Co., Ltd.	62,000	77,256
	Gamania Digital Entertainment Co., Ltd.	46,000	98,472
	GCS Holdings, Inc.	30,000	49,553
	GEM Services, Inc.	32,670	63,476
	Gemtek Technology Corp.	120,574	117,171
	General Interface Solution Holding, Ltd.	116,000	461,272
	General Plastic Industrial Co., Ltd.	34,384	32,325
	Generalplus Technology, Inc.	25,000	29,950
	Genesys Logic, Inc.	20,000	47,116
#	Genius Electronic Optical Co., Ltd.	25,979	510,654
*	GeoVision, Inc.	37,264	31,984
	Getac Technology Corp.	129,000	212,380
	Giant Manufacturing Co., Ltd.	61,287	605,446
	Giantplus Technology Co., Ltd.	167,000	60,232
	Gigabyte Technology Co., Ltd.	121,000	304,462
#	Gigasolar Materials Corp.	13,280	82,724
*	Gigastorage Corp.	75,479	68,255
	Ginko International Co., Ltd.	22,050	98,655
	Global Brands Manufacture, Ltd.	192,666	146,113
	Global Lighting Technologies, Inc.	10,000	35,382
	Global Mixed Mode Technology, Inc.	22,000	114,874
#	Global PMX Co., Ltd.	22,000	130,220
	Global Unichip Corp.	31,000	281,399
#	Globalwafers Co., Ltd.	60,000	873,737
	Globe Union Industrial Corp.	114,518	61,448
	Gloria Material Technology Corp.	240,708	129,863
*	GlycoNex, Inc.	11,000	10,188
*	Gold Circuit Electronics, Ltd.	109,263	168,166
	Golden Friends Corp.	22,500	44,905
	Goldsun Building Materials Co., Ltd.	296,735	272,320
	Good Will Instrument Co., Ltd.	29,859	23,506
	Gourmet Master Co., Ltd.	60,052	219,810
	Grand Fortune Securities Co., Ltd.	86,000	24,594

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Grand Ocean Retail Group, Ltd.	42,000	$30,300
*	Grand Pacific Petrochemical	570,000	454,128
	Grand Plastic Technology Corp.	4,000	49,427
	GrandTech CG Systems, Inc.	30,450	39,774
	Grape King Bio, Ltd.	50,000	290,490
	Great China Metal Industry	105,000	79,155
	Great Taipei Gas Co., Ltd.	110,000	120,043
	Great Wall Enterprise Co., Ltd.	242,921	382,320
	Greatek Electronics, Inc.	135,000	235,213
*	Green Energy Technology, Inc.	181,537	381
	GTM Holdings Corp.	63,000	52,142
	Hannstar Board Corp.	186,734	256,126
*	HannStar Display Corp.	1,030,667	330,991
	HannsTouch Solution, Inc.	281,781	98,173
	Hanpin Electron Co., Ltd.	38,000	38,070
*	Harvatek Corp.	83,052	38,817
	Hi-Clearance, Inc.	5,107	19,860
	Highlight Tech Corp.	31,136	39,637
	Highwealth Construction Corp.	195,709	284,258
	HIM International Music, Inc.	6,190	21,778
	Hiroca Holdings, Ltd.	35,728	67,779
	Hitron Technology, Inc.	40,799	28,936
	Hiwin Technologies Corp.	57,815	504,457
	Ho Tung Chemical Corp.	333,035	123,019
*	Hocheng Corp.	137,300	43,062
	Holiday Entertainment Co., Ltd.	37,000	78,062
	Holtek Semiconductor, Inc.	78,000	192,361
	Holy Stone Enterprise Co., Ltd.	57,000	200,694
	Hon Hai Precision Industry Co., Ltd.	1,425,599	3,866,410
	Hon Hai Precision Industry Co., Ltd., GDR	92,121	488,279
	Hon Hai Precision Industry Co., Ltd., GDR	78	413
	Hong Pu Real Estate Development Co., Ltd.	107,609	89,475
	Hong TAI Electric Industrial	125,000	65,819
	Hong YI Fiber Industry Co.	68,000	36,490
	Horizon Securities Co., Ltd.	166,000	39,591
	Hota Industrial Manufacturing Co., Ltd.	67,871	208,847
	Hotai Motor Co., Ltd.	53,000	1,117,051
	Hotron Precision Electronic Industrial Co., Ltd.	35,857	55,807
	Hsin Kuang Steel Co., Ltd.	63,788	70,213
	Hsin Yung Chien Co., Ltd.	16,695	47,304
	Hsing TA Cement Co.	42,000	27,672
	Hu Lane Associate, Inc.	21,679	60,871
	HUA ENG Wire & Cable Co., Ltd.	172,000	64,728
	Hua Nan Financial Holdings Co., Ltd.	1,942,948	1,169,048
	Hua Yu Lien Development Co., Ltd.	11,000	14,427
	Huaku Development Co., Ltd.	86,465	262,164
	Huang Hsiang Construction Corp.	45,000	60,961
	Hung Ching Development & Construction Co., Ltd.	90,000	57,949
	Hung Sheng Construction, Ltd.	219,000	131,052
	Huxen Corp.	10,000	16,801
*	Hwa Fong Rubber Industrial Co., Ltd.	91,430	35,806
	Hwacom Systems, Inc.	43,000	23,139
	Ibase Technology, Inc.	61,076	84,930
	IBF Financial Holdings Co., Ltd.	1,071,613	440,813
	Ichia Technologies, Inc.	148,897	92,023
*	I-Chiun Precision Industry Co., Ltd.	66,000	30,277
	IEI Integration Corp.	61,680	94,837
	Infortrend Technology, Inc.	110,798	46,743
	Info-Tek Corp.	26,000	16,358

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Innodisk Corp.	32,511	$170,403
	Innolux Corp.	1,633,461	566,956
	Inpaq Technology Co., Ltd.	42,750	64,913
	Intai Technology Corp.	16,800	57,210
	Integrated Service Technology, Inc.	25,345	45,606
	IntelliEPI, Inc.	9,000	15,721
	International CSRC Investment Holdings Co.	271,400	186,197
	International Games System Co., Ltd.	17,000	447,352
	Inventec Corp.	804,181	636,494
	Iron Force Industrial Co., Ltd.	18,000	49,284
	I-Sheng Electric Wire & Cable Co., Ltd.	50,000	71,704
	ITE Technology, Inc.	46,202	111,469
#	ITEQ Corp.	72,628	305,096
	Jarllytec Co., Ltd.	29,000	67,849
	Jentech Precision Industrial Co., Ltd.	24,000	250,572
	Jess-Link Products Co., Ltd.	42,875	50,885
	Jih Lin Technology Co., Ltd.	24,000	37,557
	Jih Sun Financial Holdings Co., Ltd.	617,728	227,138
	Jinan Acetate Chemical Co., Ltd.	4,400	19,409
	Jinli Group Holdings, Ltd.	81,159	23,285
	JMC Electronics Co., Ltd.	8,000	11,999
	Jourdeness Group, Ltd.	16,000	48,574
*	K Laser Technology, Inc.	47,000	25,183
#	Kaimei Electronic Corp.	66,484	102,849
	Kaori Heat Treatment Co., Ltd.	18,983	31,062
	Kaulin Manufacturing Co., Ltd.	33,000	12,986
	KEE TAI Properties Co., Ltd.	189,226	63,862
	Kenda Rubber Industrial Co., Ltd.	218,236	239,757
	Kenmec Mechanical Engineering Co., Ltd.	98,000	125,668
	Kerry TJ Logistics Co., Ltd.	82,000	113,904
	Kindom Development Co., Ltd.	147,000	179,149
	King Chou Marine Technology Co., Ltd.	33,660	36,595
	King Slide Works Co., Ltd.	19,050	191,976
#	King Yuan Electronics Co., Ltd.	637,529	669,215
	King’s Town Bank Co., Ltd.	334,000	452,740
*	King’s Town Construction Co., Ltd.	49,348	65,391
	Kinik Co.	33,000	67,582
*	Kinko Optical Co., Ltd.	43,000	48,415
	Kinpo Electronics	519,028	191,274
#	Kinsus Interconnect Technology Corp.	118,009	285,812
#	KMC Kuei Meng International, Inc.	22,761	165,397
#	KNH Enterprise Co., Ltd.	45,000	64,904
	KS Terminals, Inc.	45,760	60,249
	Kung Long Batteries Industrial Co., Ltd.	33,000	158,184
*	Kung Sing Engineering Corp.	231,277	100,006
	Kuo Toong International Co., Ltd.	111,625	84,339
	Kuoyang Construction Co., Ltd.	165,652	136,802
*	Kwong Fong Industries Corp.	50,442	20,616
	Kwong Lung Enterprise Co., Ltd.	41,000	57,284
	KYE Systems Corp.	146,426	54,072
	L&K Engineering Co., Ltd.	54,000	48,963
	La Kaffa International Co., Ltd.	7,000	27,674
*	LAN FA Textile	159,277	45,568
	Land Mark Optoelectronics Corp.	21,000	194,847
	Lanner Electronics, Inc.	35,813	76,472
	Largan Precision Co., Ltd.	16,306	1,731,679
	Leader Electronics, Inc.	67,602	20,077
#*	Lealea Enterprise Co., Ltd.	363,981	167,752
	Ledlink Optics, Inc.	15,467	12,868

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	LEE CHI Enterprises Co., Ltd.	103,000	$46,975
	Lelon Electronics Corp.	31,250	57,458
#	Lemtech Holdings Co., Ltd.	8,798	35,731
*	Leofoo Development Co., Ltd.	76,254	58,748
*	Lextar Electronics Corp.	70,000	44,263
	Li Cheng Enterprise Co., Ltd.	38,337	36,292
*	Li Peng Enterprise Co., Ltd.	261,806	71,523
	Lian HWA Food Corp.	34,562	51,035
	Lida Holdings, Ltd.	31,320	40,383
	Lien Hwa Industrial Holdings Corp.	164,577	230,241
	Lifestyle Global Enterprise, Inc.	8,000	14,607
*	Lingsen Precision Industries, Ltd.	128,000	47,786
	Lion Travel Service Co., Ltd.	10,000	22,769
*	Lite-On Semiconductor Corp.	70,213	103,552
	Lite-On Technology Corp.	675,395	1,100,162
	Long Bon International Co., Ltd.	61,180	29,119
	Long Da Construction & Development Corp.	54,000	28,142
#	Longchen Paper & Packaging Co., Ltd.	351,070	198,144
	Longwell Co.	18,000	32,328
	Lotes Co., Ltd.	32,509	497,015
	Lu Hai Holding Corp.	21,827	31,630
	Lucky Cement Corp.	112,000	43,698
	Lumax International Corp., Ltd.	43,492	95,840
	Lung Yen Life Service Corp.	43,000	79,385
*	LuxNet Corp.	39,684	34,808
	Macauto Industrial Co., Ltd.	30,000	81,371
#	Machvision, Inc.	17,676	175,215
	Macroblock, Inc.	15,367	46,573
#	Macronix International	633,201	710,736
	Makalot Industrial Co., Ltd.	82,420	546,335
#	Marketech International Corp.	31,000	110,325
	Materials Analysis Technology, Inc.	23,160	66,623
	Mayer Steel Pipe Corp.	29,259	16,533
	MediaTek, Inc.	121,360	2,884,759
	Mega Financial Holding Co., Ltd.	861,669	830,305
	Meiloon Industrial Co.	35,650	35,957
	Mercuries & Associates Holding, Ltd.	216,720	157,662
*	Mercuries Life Insurance Co., Ltd.	517,821	153,941
	Merida Industry Co., Ltd.	36,735	358,147
	Merry Electronics Co., Ltd.	64,870	320,212
*	Microbio Co., Ltd.	152,572	387,750
	Micro-Star International Co., Ltd.	145,233	585,421
	Mildef Crete, Inc.	18,000	29,243
*	MIN AIK Technology Co., Ltd.	83,200	39,485
	Mirle Automation Corp.	68,805	96,036
	Mitac Holdings Corp.	325,125	321,159
	Mobiletron Electronics Co., Ltd.	35,440	38,568
	momo.com, Inc.	7,000	167,520
*	Motech Industries, Inc.	118,969	156,571
	MPI Corp.	19,000	58,818
	Nak Sealing Technologies Corp.	21,000	47,171
	Namchow Holdings Co., Ltd.	91,000	136,418
	Nan Kang Rubber Tire Co., Ltd.	136,139	197,619
#	Nan Liu Enterprise Co., Ltd.	18,000	146,229
	Nan Ren Lake Leisure Amusement Co., Ltd.	52,000	17,142
	Nan Ya Plastics Corp.	410,674	843,581
#	Nan Ya Printed Circuit Board Corp.	55,072	222,817
	Nang Kuang Pharmaceutical Co., Ltd.	21,000	28,583
	Nantex Industry Co., Ltd.	99,964	270,078

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nanya Technology Corp.	296,000	$599,827
	National Petroleum Co., Ltd.	37,000	60,442
	Netronix, Inc.	30,000	36,364
	New Best Wire Industrial Co., Ltd.	27,600	28,593
	New Era Electronics Co., Ltd.	33,000	19,255
	Nexcom International Co., Ltd.	44,000	36,271
	Nichidenbo Corp.	63,193	99,359
*	Nien Hsing Textile Co., Ltd.	78,110	43,907
	Nien Made Enterprise Co., Ltd.	45,000	507,336
	Nishoku Technology, Inc.	18,400	65,793
	Novatek Microelectronics Corp.	121,000	1,130,761
	Nuvoton Technology Corp.	28,651	41,549
	O-Bank Co., Ltd.	490,362	109,953
*	Ocean Plastics Co., Ltd.	66,000	79,460
*	Oneness Biotech Co., Ltd.	4,000	41,232
#*	OptoTech Corp.	179,043	141,142
	Orient Semiconductor Electronics, Ltd.	233,310	90,372
	Oriental Union Chemical Corp.	250,821	144,008
	O-TA Precision Industry Co., Ltd.	26,935	55,711
*	Pacific Construction Co.	167,000	55,264
	Pacific Hospital Supply Co., Ltd.	23,094	55,748
	Paiho Shih Holdings Corp.	45,675	44,597
	Pan Jit International, Inc.	99,300	125,360
	Pan-International Industrial Corp.	259,514	155,858
	Panion & BF Biotech, Inc.	13,000	47,634
	Parade Technologies, Ltd.	12,400	473,851
*	Paragon Technologies Co., Ltd.	30,762	29,090
	PChome Online, Inc.	6,000	20,230
	PCL Technologies, Inc.	10,088	36,227
	P-Duke Technology Co., Ltd.	22,270	51,056
	Pegatron Corp.	530,037	1,142,244
	Pharmally International Holding Co., Ltd.	27,096	53,617
*	Phihong Technology Co., Ltd.	158,810	65,066
	Phison Electronics Corp.	42,000	437,198
	Phoenix Tours International, Inc.	16,916	17,174
	Pixart Imaging, Inc.	41,030	244,318
	Planet Technology Corp.	16,000	34,279
	Plastron Precision Co., Ltd.	59,628	28,418
	Plotech Co., Ltd.	29,000	26,505
	Polytronics Technology Corp.	27,000	87,057
	Posiflex Technology, Inc.	11,346	31,112
	Pou Chen Corp.	833,144	736,155
	Power Wind Health Industry, Inc.	15,840	86,768
	Powertech Technology, Inc.	282,400	835,575
	Poya International Co., Ltd.	12,873	278,036
	President Chain Store Corp.	110,000	992,843
	President Securities Corp.	320,070	164,782
	Primax Electronics, Ltd.	218,000	338,863
	Prince Housing & Development Corp.	455,087	167,956
*	Princeton Technology Corp.	105,000	28,018
	Pro Hawk Corp.	3,000	20,205
	Promate Electronic Co., Ltd.	75,000	93,245
	Prosperity Dielectrics Co., Ltd.	40,032	74,512
	Qisda Corp.	820,439	537,498
	QST International Corp.	21,000	40,320
	Qualipoly Chemical Corp.	52,198	50,857
	Quang Viet Enterprise Co., Ltd.	20,000	73,431
	Quanta Computer, Inc.	454,715	1,147,365
	Quanta Storage, Inc.	43,000	54,644

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Quintain Steel Co., Ltd.	99,306	$28,698
	Radiant Opto-Electronics Corp.	142,144	560,051
	Radium Life Tech Co., Ltd.	483,537	178,620
	Rafael Microelectronics, Inc.	10,000	42,740
	Realtek Semiconductor Corp.	69,268	862,898
	Rechi Precision Co., Ltd.	173,173	116,338
	Rexon Industrial Corp., Ltd.	35,000	98,241
	Rich Development Co., Ltd.	285,254	98,414
	RichWave Technology Corp.	13,100	108,974
*	Ritek Corp.	206,288	75,161
	Rodex Fasteners Corp.	25,000	28,025
*	Roo Hsing Co., Ltd.	200,000	80,143
	Ruentex Development Co., Ltd.	309,366	427,802
	Ruentex Industries, Ltd.	113,941	263,939
	Samebest Co., Ltd.	6,860	12,584
	Sampo Corp.	73,200	59,179
	San Fang Chemical Industry Co., Ltd.	76,992	55,788
*	San Far Property, Ltd.	103,790	72,100
	San Shing Fastech Corp.	56,479	90,466
	Sanitar Co., Ltd.	24,000	25,413
	Sanyang Motor Co., Ltd.	174,684	137,740
	SCI Pharmtech, Inc.	20,000	81,504
	Scientech Corp.	18,000	35,349
	SDI Corp.	66,000	139,446
	Senao International Co., Ltd.	29,000	28,919
	Senao Networks, Inc.	9,000	28,277
	Sercomm Corp.	83,000	213,268
	Sesoda Corp.	75,519	58,122
	Shan-Loong Transportation Co., Ltd.	48,000	50,328
	Sharehope Medicine Co., Ltd.	33,512	41,980
	Sheng Yu Steel Co., Ltd.	53,000	33,967
	ShenMao Technology, Inc.	35,435	29,962
	Shih Her Technologies, Inc.	20,000	35,307
*	Shih Wei Navigation Co., Ltd.	179,446	43,609
	Shihlin Electric & Engineering Corp.	127,000	219,046
	Shin Kong Financial Holding Co., Ltd.	1,801,996	501,936
	Shin Zu Shing Co., Ltd.	62,630	311,436
*	Shinih Enterprise Co., Ltd.	17,000	13,402
*	Shining Building Business Co., Ltd.	157,397	55,952
	Shinkong Insurance Co., Ltd.	134,000	168,715
	Shinkong Synthetic Fibers Corp.	495,191	200,734
	Shinkong Textile Co., Ltd.	45,800	69,544
	Shiny Chemical Industrial Co., Ltd.	33,734	116,798
*	Shuttle, Inc.	167,000	51,627
	Sigurd Microelectronics Corp.	224,538	296,720
	Silergy Corp.	8,000	493,223
	Silicon Integrated Systems Corp.	190,179	74,772
	Simplo Technology Co., Ltd.	37,400	417,173
	Sinbon Electronics Co., Ltd.	83,917	565,686
	Sincere Navigation Corp.	137,240	68,447
	Single Well Industrial Corp.	17,000	17,660
	Sinher Technology, Inc.	29,000	46,103
	Sinmag Equipment Corp.	11,979	32,300
	Sino-American Silicon Products, Inc.	197,000	688,250
	Sinon Corp.	181,000	123,462
	SinoPac Financial Holdings Co., Ltd.	1,827,222	684,036
	Sinopower Semiconductor, Inc.	6,000	20,838
	Sinphar Pharmaceutical Co., Ltd.	10,960	12,114
	Sinyi Realty Co.	93,549	93,619

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sirtec International Co., Ltd.	18,600	$16,990
	Sitronix Technology Corp.	47,434	209,195
	Siward Crystal Technology Co., Ltd.	42,000	30,360
	Soft-World International Corp.	25,000	71,149
	Solar Applied Materials Technology Co.	188,110	282,124
	Solomon Technology Corp.	71,000	45,225
	Solteam, Inc.	30,300	40,263
	Sonix Technology Co., Ltd.	58,000	135,394
	Southeast Cement Co., Ltd.	137,000	81,506
	Spirox Corp.	21,000	24,315
	Sporton International, Inc.	18,892	151,040
#	St Shine Optical Co., Ltd.	23,000	208,443
	Standard Chemical & Pharmaceutical Co., Ltd.	22,000	28,335
	Standard Foods Corp.	136,642	292,256
	Stark Technology, Inc.	21,200	47,839
*	Sun Yad Construction Co., Ltd.	50,000	19,504
*	Sunko INK Co., Ltd.	52,000	18,085
	SunMax Biotechnology Co., Ltd.	5,000	11,400
	Sunny Friend Environmental Technology Co., Ltd.	32,000	236,701
	Sunonwealth Electric Machine Industry Co., Ltd.	66,000	135,234
	Sunplus Technology Co., Ltd.	121,000	59,770
	Sunrex Technology Corp.	30,631	68,644
	Sunspring Metal Corp.	31,000	25,829
	Supreme Electronics Co., Ltd.	134,608	142,837
	Swancor Holding Co., Ltd.	22,435	124,124
	Sweeten Real Estate Development Co., Ltd.	88,642	66,361
	Symtek Automation Asia Co., Ltd.	13,421	37,324
	Syncmold Enterprise Corp.	51,000	153,014
	Synnex Technology International Corp.	252,967	375,957
	Sysage Technology Co., Ltd.	48,457	67,226
	Systex Corp.	45,000	127,624
	T3EX Global Holdings Corp.	27,000	36,270
#	TA Chen Stainless Pipe	432,524	331,654
	Ta Liang Technology Co., Ltd.	27,000	40,164
#	Ta Ya Electric Wire & Cable	219,820	154,724
	Ta Yih Industrial Co., Ltd.	16,000	29,946
	Tah Hsin Industrial Corp.	19,600	46,393
	TA-I Technology Co., Ltd.	30,936	73,210
*	Tai Tung Communication Co., Ltd.	22,373	12,049
	Taichung Commercial Bank Co., Ltd.	1,387,403	526,564
	TaiDoc Technology Corp.	15,458	125,162
	Taiflex Scientific Co., Ltd.	62,540	109,699
	Taimide Tech, Inc.	35,117	65,068
	Tainan Enterprises Co., Ltd.	43,000	26,475
	Tainan Spinning Co., Ltd.	537,568	231,425
*	Tainergy Tech Co., Ltd.	65,068	67,646
	Tainet Communication System Corp.	8,000	13,047
	Taishin Financial Holding Co., Ltd.	2,671,297	1,178,005
	Taisun Enterprise Co., Ltd.	97,000	73,678
	Taita Chemical Co., Ltd.	113,464	129,100
	Taiwan Business Bank	1,414,870	465,446
	Taiwan Cement Corp.	1,754,303	2,489,661
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	54,242	68,218
	Taiwan Cogeneration Corp.	127,077	169,135
	Taiwan Cooperative Financial Holding Co., Ltd.	1,369,182	919,724
	Taiwan Fertilizer Co., Ltd.	168,000	301,027
	Taiwan Fire & Marine Insurance Co., Ltd.	114,520	79,090
	Taiwan FU Hsing Industrial Co., Ltd.	63,000	93,536
*	Taiwan Glass Industry Corp.	475,442	208,692

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	408,000	$431,836
	Taiwan Hon Chuan Enterprise Co., Ltd.	128,455	262,564
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	72,000	59,591
	Taiwan Kolin Co., Ltd.	292,000	0
*	Taiwan Land Development Corp.	335,217	86,237
	Taiwan Mask Corp.	35,000	34,165
	Taiwan Mobile Co., Ltd.	328,800	1,123,181
	Taiwan Navigation Co., Ltd.	55,000	32,145
	Taiwan Paiho, Ltd.	145,068	360,922
	Taiwan PCB Techvest Co., Ltd.	158,733	226,228
	Taiwan Sakura Corp.	73,600	127,097
	Taiwan Sanyo Electric Co., Ltd.	23,800	29,284
	Taiwan Secom Co., Ltd.	108,795	333,878
	Taiwan Semiconductor Co., Ltd.	121,000	190,369
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	375,843	31,521,952
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,107,214	31,881,460
	Taiwan Shin Kong Security Co., Ltd.	111,251	141,889
	Taiwan Styrene Monomer	218,164	122,949
	Taiwan Surface Mounting Technology Corp.	116,845	384,893
*	Taiwan TEA Corp.	303,648	174,798
	Taiwan Union Technology Corp.	84,000	279,869
	Taiyen Biotech Co., Ltd.	51,712	59,161
*	Tatung Co., Ltd.	420,688	310,826
	TCI Co., Ltd.	34,153	272,795
	Te Chang Construction Co., Ltd.	37,247	38,207
	Teco Electric and Machinery Co., Ltd.	391,000	408,932
	Tehmag Foods Corp.	9,700	83,188
	Tera Autotech Corp.	22,701	18,667
	Test Research, Inc.	58,571	113,900
	Test-Rite International Co., Ltd.	102,568	90,198
	Thinking Electronic Industrial Co., Ltd.	28,000	106,365
	Thye Ming Industrial Co., Ltd.	57,125	55,094
*	Ton Yi Industrial Corp.	494,300	171,701
	Tong Hsing Electronic Industries, Ltd.	83,231	367,381
	Tong Yang Industry Co., Ltd.	201,640	266,039
	Tong-Tai Machine & Tool Co., Ltd.	101,711	50,182
	TOPBI International Holdings, Ltd.	43,631	44,301
	Topco Scientific Co., Ltd.	59,249	237,544
	Topco Technologies Corp.	19,122	42,235
	Topkey Corp.	23,000	122,280
	Topoint Technology Co., Ltd.	73,386	55,618
	Toung Loong Textile Manufacturing	43,000	37,046
*	TPK Holding Co., Ltd.	175,000	308,844
	Trade-Van Information Services Co.	9,000	14,497
	Transcend Information, Inc.	47,890	106,788
	Tripod Technology Corp.	111,170	442,087
	Tsang Yow Industrial Co., Ltd.	30,000	17,594
	Tsann Kuen Enterprise Co., Ltd.	69,000	43,715
	TSC Auto ID Technology Co., Ltd.	15,070	94,498
	TSRC Corp.	310,452	220,091
	Ttet Union Corp.	19,000	82,091
	TTFB Co., Ltd.	5,000	39,641
	TTY Biopharm Co., Ltd.	80,000	213,593
	Tung Ho Steel Enterprise Corp.	462,654	489,204
#*	Tung Thih Electronic Co., Ltd.	21,073	91,886
	TURVO International Co., Ltd.	15,843	43,702
	TXC Corp.	103,204	278,348
	TYC Brother Industrial Co., Ltd.	118,091	85,612
*	Tycoons Group Enterprise	247,385	44,859

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Tyntek Corp.	67,922	$41,630
	UDE Corp.	37,000	36,734
	Ultra Chip, Inc.	27,675	27,591
	U-Ming Marine Transport Corp.	271,000	275,028
	Unimicron Technology Corp.	386,312	923,058
#	Union Bank Of Taiwan	659,813	231,966
	Uni-President Enterprises Corp.	983,577	2,108,358
	Unitech Computer Co., Ltd.	50,000	43,048
#	Unitech Printed Circuit Board Corp.	387,498	285,743
	United Integrated Services Co., Ltd.	72,400	502,677
#	United Microelectronics Corp., Sponsored ADR	56,455	299,212
	United Microelectronics Corp.	2,774,081	2,981,445
	United Orthopedic Corp.	36,141	42,369
	United Radiant Technology	48,000	23,379
*	United Renewable Energy Co., Ltd.	1,117,848	593,117
*	Unity Opto Technology Co., Ltd.	275,593	14,886
	Universal Cement Corp.	176,972	123,514
	Universal Microwave Technology, Inc.	13,102	31,156
*	Unizyx Holding Corp.	133,118	105,068
	UPC Technology Corp.	351,532	159,912
	Userjoy Technology Co., Ltd.	9,890	24,542
	USI Corp.	334,332	206,516
*	Usun Technology Co., Ltd.	21,700	38,015
	Utechzone Co., Ltd.	23,000	39,371
	Vanguard International Semiconductor Corp.	194,000	633,807
	Ve Wong Corp.	34,000	42,032
*	VHQ Media Holdings, Ltd.	14,000	29,802
*	Victory New Materials, Ltd. Co.	44,255	19,129
	Visual Photonics Epitaxy Co., Ltd.	53,757	151,748
	Vivotek, Inc.	10,352	26,277
	Voltronic Power Technology Corp.	17,017	583,703
	Wafer Works Corp.	178,000	197,496
*	Waffer Technology Corp.	56,000	30,219
	Wah Hong Industrial Corp.	43,694	47,812
	Wah Lee Industrial Corp.	104,000	232,049
	Walsin Lihwa Corp.	718,000	446,163
	Walsin Technology Corp.	104,345	597,539
*	Walton Advanced Engineering, Inc.	178,000	66,729
	Wan Hai Lines, Ltd.	267,000	244,899
	WAN HWA Enterprise Co.	12,813	5,222
	Wei Chuan Foods Corp.	118,000	82,615
	Wei Mon Industry Co., Ltd.	72,277	0
	Weikeng Industrial Co., Ltd.	165,725	105,924
	Well Shin Technology Co., Ltd.	46,160	73,243
	Win Semiconductors Corp.	48,141	525,184
	Winbond Electronics Corp.	1,357,474	806,309
	Winmate, Inc.	10,000	25,429
	Winstek Semiconductor Co., Ltd.	23,000	18,782
*	Wintek Corp.	461,871	5,540
	Wisdom Marine Lines Co., Ltd.	144,501	107,198
	Wistron Corp.	1,315,017	1,314,677
	Wistron NeWeb Corp.	105,102	277,760
	Wonderful Hi-Tech Co., Ltd.	65,000	35,835
	Wowprime Corp.	43,000	112,408
	WPG Holdings, Ltd.	685,779	931,452
	WT Microelectronics Co., Ltd.	197,089	253,771
	WUS Printed Circuit Co., Ltd.	80,712	82,265
	XAC Automation Corp.	24,000	21,742
	Xxentria Technology Materials Corp.	60,211	120,240

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Yageo Corp.	47,317	$589,465
*	Yang Ming Marine Transport Corp.	381,000	153,364
	YC INOX Co., Ltd.	111,600	89,421
	YCC Parts Manufacturing Co., Ltd.	23,000	34,447
*	Yea Shin International Development Co., Ltd.	106,708	57,303
	Yem Chio Co., Ltd.	201,123	102,744
	Yeong Guan Energy Technology Group Co., Ltd.	35,669	114,427
	YFC-Boneagle Electric Co., Ltd.	40,000	35,067
	YFY, Inc.	732,891	497,904
	Yi Jinn Industrial Co., Ltd.	116,100	56,464
*	Yieh Phui Enterprise Co., Ltd.	425,268	151,171
	Yonyu Plastics Co., Ltd.	39,000	44,671
	Young Fast Optoelectronics Co., Ltd.	50,298	36,262
	Youngtek Electronics Corp.	33,257	61,114
	Yuanta Financial Holding Co., Ltd.	3,006,813	1,869,420
	Yuanta Futures Co., Ltd.	34,968	63,798
	Yuen Chang Stainless Steel Co., Ltd.	55,000	27,841
	Yulon Finance Corp.	90,640	306,837
*	Yulon Motor Co., Ltd.	231,914	289,141
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	18,362	44,563
	Yungshin Construction & Development Co., Ltd.	30,000	40,656
	YungShin Global Holding Corp.	75,000	112,555
	Zeng Hsing Industrial Co., Ltd.	19,837	94,566
	Zenitron Corp.	79,000	58,366
	Zero One Technology Co., Ltd.	28,000	35,643
	Zhen Ding Technology Holding, Ltd.	187,000	792,535
*	Zig Sheng Industrial Co., Ltd.	220,231	61,900
*	Zinwell Corp.	68,010	43,267
	Zippy Technology Corp.	54,000	60,297
	ZongTai Real Estate Development Co., Ltd.	64,545	87,219

TOTAL TAIWAN			238,232,497

THAILAND — (2.1%)
*	AAPICO Hitech PCL	84,120	32,388
	Advanced Info Service PCL	191,600	1,060,432
	Advanced Information Technology PCL, Class F	102,000	52,035
	AEON Thana Sinsap Thailand PCL	41,100	171,429
	After You PCL	87,400	24,537
	Airports of Thailand PCL	657,800	1,092,200
	AJ Plast PCL	60,300	35,986
	Allianz Ayudhya Capital PCL	16,500	17,470
	Amata Corp. PCL	368,700	138,407
	Ananda Development PCL	523,400	23,846
	AP Thailand PCL	759,802	152,363
*	Asia Aviation PCL	1,099,800	50,460
	Asia Plus Group Holdings PCL	1,413,700	75,295
	Asia Sermkij Leasing PCL	94,400	54,518
	Asian Insulators PCL	596,620	38,668
	B Grimm Power PCL	178,400	224,664
	Bangchak Corp. PCL	388,000	180,509
	Bangkok Airways PCL	376,400	60,142
	Bangkok Aviation Fuel Services PCL	103,050	65,465
	Bangkok Bank PCL	9,800	30,500
	Bangkok Bank PCL	69,300	215,121
	Bangkok Expressway & Metro PCL	1,930,435	507,887
	Bangkok Insurance PCL	12,680	109,845
	Bangkok Land PCL	4,424,000	137,684
*	Bangkok Life Assurance PCL	198,540	114,025
*	Bangkok Ranch PCL	559,700	30,349

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Banpu PCL	1,428,900	$300,290
	Banpu Power PCL	148,300	63,284
*	Beauty Community PCL	1,079,400	42,598
*	BEC World PCL	394,700	58,507
	Berli Jucker PCL	235,600	217,326
*	Better World Green PCL	1,839,200	25,374
	BTS Group Holdings PCL	597,800	170,704
	Cal-Comp Electronics Thailand PCL, Class F	1,659,744	122,481
	Carabao Group PCL, Class F	65,100	228,714
	Central Pattana PCL	418,600	517,080
*	Central Plaza Hotel PCL	215,700	136,337
*	Central Retail Corp. PCL	65,866	56,531
*	CH Karnchang PCL	308,672	147,564
	Charoen Pokphand Foods PCL	945,093	765,656
	Charoong Thai Wire & Cable PCL, Class F	88,000	15,529
	CIMB Thai Bank PCL	332,100	5,754
*	COL PCL	101,500	61,224
	Com7 PCL, Class F	139,800	183,903
	Communication & System Solution PCL	227,000	10,269
*	Country Group Development PCL	1,320,000	27,105
*	Country Group Holdings PCL	407,500	8,498
*	CP ALL PCL	1,031,200	1,778,359
	Delta Electronics Thailand PCL	20,400	117,160
	Demco PCL	129,500	11,218
	Dhipaya Insurance PCL	214,400	159,592
	Do Day Dream PCL	38,200	17,159
	Dynasty Ceramic PCL	1,772,400	130,794
	Eastern Polymer Group PCL, Class F	261,800	41,495
	Eastern Power Group PCL	147,400	18,350
	Eastern Water Resources Development and Management PCL, Class F	243,900	70,429
*	Ekachai Medical Care PCL	76,900	10,165
	Electricity Generating PCL	40,300	214,640
	Energy Absolute PCL	260,800	317,972
	Erawan Group PCL (The)	613,400	44,479
*	Esso Thailand PCL	414,700	80,498
	Forth Corp. PCL	74,800	13,560
	Forth Smart Service PCL	184,100	40,166
	Fortune Parts Industry PCL, Class F	213,500	9,659
	GFPT PCL	174,900	63,972
	Global Green Chemicals PCL, Class F	109,500	25,471
	Global Power Synergy PCL, Class F	125,968	209,155
*	Group Lease PCL	135,800	7,974
	Gunkul Engineering PCL	1,667,400	109,136
	Haad Thip PCL	50,900	56,751
	Hana Microelectronics PCL	128,701	185,820
	Home Product Center PCL	1,311,727	589,209
*	ICC International PCL	27,800	24,529
	Ichitan Group PCL	172,600	56,486
	Indorama Ventures PCL	388,700	275,616
*	Interlink Communication PCL	87,450	13,917
	Intouch Holdings PCL, Class F	144,100	247,352
	IRPC PCL	2,272,700	147,296
*	Italian-Thai Development PCL	1,795,266	51,265
	Jasmine International PCL	1,948,100	161,261
	JMT Network Services PCL, Class F	59,300	65,640
	Jubilee Enterprise PCL	20,400	11,127
	Kang Yong Electric PCL	300	2,965
	Karmarts PCL	291,400	29,918
	Kasikornbank PCL	32,400	79,265

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL	200,500	$490,515
	KCE Electronics PCL	213,200	266,778
	KGI Securities Thailand PCL	751,400	67,021
	Khon Kaen Sugar Industry PCL	682,204	49,905
	Kiatnakin Phatra Bank PCL	106,800	135,353
	Krung Thai Bank PCL	557,250	154,655
	Krungthai Card PCL	270,300	342,564
	Lalin Property PCL	98,300	17,977
	Lam Soon Thailand PCL	132,400	18,436
	Land & Houses PCL	1,161,800	238,566
	Land & Houses PCL	518,520	106,474
	Lanna Resources PCL	133,700	24,880
	LH Financial Group PCL	2,249,100	64,224
*	Loxley PCL	948,770	39,573
	LPN Development PCL	353,800	43,136
	Major Cineplex Group PCL	290,400	120,194
	MBK PCL	426,500	147,789
*	MCOT PCL	64,900	5,872
	MCS Steel PCL	184,500	75,179
	Mega Lifesciences PCL	150,500	167,799
	Millcon Steel PCL	547,600	11,947
*	Minor International PCL	859,171	460,356
	MK Restaurants Group PCL	101,900	148,759
*	Mono Next P.C.L., Class F	450,800	38,763
*	Muangthai Capital PCL	153,400	269,468
	Namyong Terminal PCL	417,600	42,875
*	Nava Nakorn PCL	278,000	16,412
*	Nawarat Patanakarn PCL	509,200	8,496
	Netbay PCL	57,700	46,097
	Noble Development PCL	70,100	44,758
*	Nusasiri PCL	500,000	4,011
	Origin Property PCL, Class F	513,950	108,834
	PCS Machine Group Holding PCL	188,600	26,625
	Plan B Media Pcl, Class F	701,600	121,557
	Platinum Group PCL (The), Class F	248,500	16,106
	Polyplex Thailand PCL	187,100	144,673
	Power Solution Technologies PCL, Class F	1,120,200	54,990
*	Precious Shipping PCL	423,650	66,060
	Premier Marketing PCL	152,600	36,231
	Prima Marine PCL	337,700	83,971
	Property Perfect PCL	2,760,900	29,232
	Pruksa Holding PCL	371,100	116,685
	PTG Energy PCL	391,800	238,845
	PTT Exploration & Production PCL	495,486	1,251,930
	PTT Global Chemical PCL	277,356	355,955
	PTT PCL	1,671,600	1,662,617
	Pylon PCL	216,200	23,862
	Quality Houses PCL	2,594,613	173,155
*	Raimon Land PCL	1,149,900	20,661
	Rajthanee Hospital PCL	76,600	52,840
	Ratch Group PCL	33,600	50,129
	Ratch Group PCL	112,700	168,141
	Ratchthani Leasing PCL	1,175,343	131,233
*	Regional Container Lines PCL	444,300	91,946
	Rojana Industrial Park PCL	470,432	57,960
	RS PCL	154,800	91,387
	S 11 Group PCL	82,400	16,524
	Sabina PCL	66,500	44,380
	Saha Pathana Inter-Holding PCL	18,700	35,999

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Sahakol Equipment PCL	579,600	$27,894
	Sahamitr Pressure Container PCL	114,700	41,585
	Samart Corp. PCL	156,000	24,425
	Samart Telcoms PCL	184,800	28,816
	Sansiri PCL	5,059,133	94,146
	Sappe PCL	66,900	47,008
	SC Asset Corp. PCL	1,139,696	84,104
	SEAFCO PCL	369,980	54,130
	Sena Development PCL	519,350	44,657
	Sermsang Power Corp. Co., Ltd.	198,800	44,011
	Siam Cement PCL (The)	93,300	1,011,804
	Siam City Cement PCL	28,543	108,522
	Siam Commercial Bank PCL (The)	178,900	373,097
	Siam Future Development PCL	471,540	64,450
	Siam Global House PCL	460,736	235,043
	Siam Wellness Group PCL, Class F	166,650	30,210
	Siamgas & Petrochemicals PCL	426,100	123,725
	Singha Estate PCL	1,017,100	36,223
	Sino-Thai Engineering & Construction PCL	417,500	135,293
	SNC Former PCL	110,400	35,067
	Somboon Advance Technology PCL	197,550	84,300
	SPCG PCL	268,300	170,445
*	Sri Trang Agro-Industry PCL	172,300	197,633
*	Sriracha Construction PCL	60,500	16,985
	Srisawad Corp. PCL	215,689	342,556
*	Srithai Superware PCL	898,400	17,583
	Srivichai Vejvivat PCL	184,900	35,595
	Star Petroleum Refining PCL	662,900	112,725
	STP & I PCL	563,480	57,492
	Supalai PCL	860,725	433,573
	Super Energy Corp. PCL	5,585,700	148,749
	Susco PCL	413,400	34,486
	SVI PCL	111,300	18,391
	Syntec Construction PCL	574,800	23,606
	Taokaenoi Food & Marketing PCL, Class F	176,600	63,461
	Tapaco PCL	97,200	9,169
*	Tata Steel Thailand PCL	1,594,700	18,931
	Thai Agro Energy PCL	326,600	23,473
*	Thai Airways International PCL	282,600	26,113
	Thai Oil PCL	243,300	267,363
	Thai President Foods PCL, Class F	4,100	25,783
*	Thai Reinsurance PCL	1,003,700	43,153
	Thai Solar Energy PCL, Class F	373,632	29,970
	Thai Stanley Electric PCL	3,900	18,081
	Thai Stanley Electric PCL, Class F	11,300	52,390
	Thai Union Group PCL, Class F	958,632	467,513
	Thai Vegetable Oil PCL	218,100	237,921
	Thai Wah PCL, Class F	179,500	19,581
	Thaicom PCL	322,800	56,963
	Thaifoods Group PCL	485,500	62,620
	Thanachart Capital PCL	77,800	68,645
	Thitikorn PCL	153,300	34,184
	Thoresen Thai Agencies PCL	622,156	55,094
	Tipco Asphalt PCL	193,900	94,563
	TIPCO Foods PCL	117,300	21,076
	Tisco Financial Group PCL	82,300	186,820
	TKS Technologies PCL	64,300	11,450
	TMB Bank PCL	6,039,192	156,950
*	TMT Steel PCL	189,600	29,930

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	TOA Paint Thailand PCL	133,100	$137,723
	Total Access Communication PCL	256,000	252,571
	TPC Power Holdings Co., Ltd.	128,300	42,400
	TPI Polene PCL	2,702,000	119,636
	TPI Polene Power PCL	922,600	124,326
	TQM Corp. PCL	24,800	93,893
	True Corp. PCL	5,858,020	511,232
	TTCL PCL	98,900	11,995
	TTW PCL	494,800	184,156
*	U City PCL, Class F	1,119,200	39,141
	Union Auction PCL	87,100	33,255
	Unique Engineering & Construction PCL	402,450	52,425
	United Paper PCL	148,400	64,278
	Univanich Palm Oil PCL	84,700	13,262
	Univentures PCL	508,800	36,894
*	Vanachai Group PCL	350,320	34,507
	VGI PCL	415,000	79,891
	Vinythai PCL	173,000	133,771
	WHA Corp. PCL	977,300	74,628
	WHA Utilities and Power PCL	458,900	61,545
	Workpoint Entertainment PCL	123,460	39,018

TOTAL THAILAND			30,852,206

TURKEY — (0.6%)
*	Afyon Cimento Sanayi TAS	62,868	31,621
*	Akbank T.A.S.	642,440	364,463
	Akcansa Cimento A.S.	5,535	8,293
	Aksa Akrilik Kimya Sanayii A.S.	86,402	83,480
*	Aksa Enerji Uretim A.S.	53,560	39,485
	Aksigorta A.S.	59,107	49,713
	Alarko Holding A.S.	28,066	20,714
*	Albaraka Turk Katilim Bankasi A.S.	336,049	65,225
	Alkim Alkali Kimya A.S.	17,516	28,972
	Anadolu Anonim Turk Sigorta Sirketi	121,131	96,209
	Anadolu Hayat Emeklilik A.S.	43,484	41,913
*	Arcelik A.S.	70,495	226,707
	AvivaSA Emeklilik ve Hayat A.S., Class A	15,566	24,072
	Aygaz A.S.	33,098	41,773
*	Bagfas Bandirma Gubre Fabrikalari A.S.	20,249	39,199
*	Bera Holding A.S.	149,346	160,437
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	66,474	23,251
	BIM Birlesik Magazalar A.S.	78,590	621,369
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	19,139	31,210
	Borusan Yatirim ve Pazarlama A.S.	1,351	25,322
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	8,349	14,821
*	Bursa Cimento Fabrikasi A.S.	36,559	28,081
*	Cimsa Cimento Sanayi VE Ticaret A.S.	17,262	25,674
*	Coca-Cola Icecek A.S.	29,473	158,332
	Deva Holding A.S.	14,907	38,079
#	Dogan Sirketler Grubu Holding A.S.	721,874	209,471
	EGE Endustri VE Ticaret A.S.	337	36,766
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	66,633	52,209
	Enerjisa Enerji A.S.	50,735	54,549
	Enka Insaat ve Sanayi A.S.	181,838	157,045
	Eregli Demir ve Celik Fabrikalari TAS	378,140	432,422
*	Fenerbahce Futbol A.S.	20,253	84,336
	Ford Otomotiv Sanayi A.S.	17,000	219,937
*	Global Yatirim Holding A.S.	49,587	31,409
*	Goodyear Lastikleri TAS	36,437	26,363

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	84,526	$55,847
	GSD Holding A.S.	76,942	19,314
*	Gubre Fabrikalari TAS	17,211	68,494
	Hektas Ticaret TAS	34,257	49,822
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	55,622	71,803
*	Is Finansal Kiralama A.S.	32,181	13,311
	Is Yatirim Menkul Degerler A.S., Class A	58,271	72,856
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	81,597	50,933
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	268,187	99,192
	Kartonsan Karton Sanayi ve Ticaret A.S.	381	82,063
*	Kerevitas Gida Sanayi ve Ticaret A.S.	55,852	42,722
	KOC Holding A.S.	68,085	115,249
	Kordsa Teknik Tekstil A.S.	40,281	52,432
*	Koza Altin Isletmeleri A.S.	14,464	127,806
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	110,293	159,234
*	Logo Yazilim Sanayi Ve Ticaret A.S.	6,664	73,964
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	4,880	21,997
*	Netas Telekomunikasyon A.S.	13,133	31,309
	Nuh Cimento Sanayi A.S.	29,066	104,451
#*	Pegasus Hava Tasimaciligi A.S.	26,485	125,626
#*	Petkim Petrokimya Holding A.S.	459,748	224,558
	Polisan Holding A.S.	94,393	42,402
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	101,431	80,001
*	Sekerbank Turk A.S.	202,387	43,857
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	27,725	30,236
	Tat Gida Sanayi A.S.	24,980	30,475
#	TAV Havalimanlari Holding A.S.	58,027	95,549
#	Tekfen Holding A.S.	87,658	137,854
	Tofas Turk Otomobil Fabrikasi A.S.	31,448	100,699
#*	Tupras Turkiye Petrol Rafinerileri A.S.	11,486	102,703
#*	Turcas Petrol A.S.	47,135	23,841
*	Turk Hava Yollari AO	263,331	283,337
	Turk Telekomunikasyon A.S.	149,160	114,168
	Turk Traktor ve Ziraat Makineleri A.S.	4,170	56,426
	Turkcell Iletisim Hizmetleri A.S.	308,360	533,954
*	Turkiye Garanti Bankasi A.S.	649,866	513,076
#*	Turkiye Halk Bankasi A.S.	271,135	152,179
*	Turkiye Is Bankasi A.S., Class C	341,525	208,731
#*	Turkiye Sinai Kalkinma Bankasi A.S.	557,282	169,611
	Turkiye Sise ve Cam Fabrikalari A.S.	745,734	544,083
#*	Turkiye Vakiflar Bankasi TAO, Class D	279,062	126,952
*	Ulker Biskuvi Sanayi A.S.	68,580	165,415
*	Vestel Elektronik Sanayi ve Ticaret A.S.	29,843	59,094
*	Yapi ve Kredi Bankasi A.S.	787,096	202,094
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	45,100	47,197

TOTAL TURKEY			9,119,839

UNITED ARAB EMIRATES — (0.3%)
	Abu Dhabi Commercial Bank PJSC	261,397	413,803
	Abu Dhabi Islamic Bank PJSC	125,625	147,854
	Agthia Group PJSC	26,970	31,110
	Air Arabia PJSC	631,668	187,816
*	Ajman Bank PJSC	64,160	11,944
	Aldar Properties PJSC	364,816	269,387
*	Amlak Finance PJSC	254,913	18,497
*	Arabtec Holding PJSC	166,414	24,012
	Aramex PJSC	151,340	162,400
*	DAMAC Properties Dubai Co. PJSC	302,443	88,982
	Dana Gas PJSC	205,722	37,833

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
* Deyaar Development PJSC	414,437	$30,406
Dubai Financial Market PJSC	354,131	79,743
Dubai Investments PJSC	306,417	94,065
Dubai Islamic Bank PJSC	228,887	259,003
* DXB Entertainments PJSC	715,745	22,239
* Emaar Malls PJSC	270,043	107,688
Emirates Telecommunications Group Co. PJSC	113,686	520,862
First Abu Dhabi Bank PJSC	351,351	1,082,652
* Manazel Real Estate PJSC	210,172	17,848
National Central Cooling Co. PJSC	36,730	24,653
RAK Properties PJSC	115,009	12,034
Ras Al Khaimah Ceramics	81,867	30,737

TOTAL UNITED ARAB EMIRATES		3,675,568

UNITED STATES — (0.0%)
Textainer Group Holdings, Ltd.	653	9,220

TOTAL COMMON STOCKS		1,444,400,799

PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
AES Tiete Energia SA	486	248
Alpargatas SA	22,200	156,771
Banco ABC Brasil SA	39,062	83,053
* Banco ABC Brasil SA	463	983
Banco do Estado do Rio Grande do Sul SA, Class B	113,573	237,520
Banco Pan SA	9,052	11,769
Centrais Eletricas Brasileiras SA, Class B	38,400	207,394
Centrais Eletricas Santa Catarina	7,850	70,443
Cia de Saneamento do Parana	493,985	409,792
Cia de Transmissao de Energia Eletrica Paulista	39,603	162,265
Cia Energetica de Minas Gerais	273,642	488,821
Cia Energetica de Sao Paulo, Class B	63,911	297,170
Cia Energetica do Ceara, Class A	6,382	66,401
Cia Ferro Ligas da Bahia - FERBASA	25,100	79,526
Cia Paranaense de Energia	40,026	430,817
* Eucatex SA Industria e Comercio	23,400	30,178
Gerdau SA	243,800	926,686
Grazziotin SA	3,000	15,277
Itau Unibanco Holding SA	782,300	3,201,214
Lojas Americanas SA	139,552	564,974
Marcopolo SA	260,737	111,330
Petroleo Brasileiro SA	1,681,849	5,551,498
Randon SA Implementos e Participacoes	72,226	159,734
Schulz SA	14,600	30,279
Telefonica Brasil SA	70,769	524,667
Unipar Carbocloro SA	30,054	158,442
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	189,716	360,391

TOTAL BRAZIL		14,337,643

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	76,479	92,997
Embotelladora Andina SA, Class B	88,133	183,791

TOTAL CHILE		276,788

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
COLOMBIA — (0.0%)
Banco Davivienda SA	14,239	$92,453
Bancolombia SA	2,446	15,483
Grupo Argos SA	11,723	26,049
Grupo Aval Acciones y Valores SA	538,218	123,765
Grupo de Inversiones Suramericana SA	9,589	41,400

TOTAL COLOMBIA		299,150

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	235	6,814

TOTAL PREFERRED STOCKS		14,920,395

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* CVC Brasil Operadora e Agencia de Viagens SA Warrants 1/29/21	11,361	3,940

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	7,100	0

HONG KONG — (0.0%)
* Jiayuan International Group, Ltd. Rights 11/30/20	5,150	0

MALAYSIA — (0.0%)
* JAKS Resources Bhd Rights 11/12/20	194,880	12,195

SOUTH KOREA — (0.0%)
* Doosan Fuel Cell Co., Ltd. Rights 12/8/20	1,127	7,847
* Doosan Heavy Industries & Construction Co., Ltd. Rights 12/4/20	22,442	81,287

TOTAL SOUTH KOREA		89,134

TAIWAN — (0.0%)
* Amazing Microelectronic Corp. Rights 10/5/20	1,350	425
* Da Li Development Co., Ltd. Rights 11/12/20	2,319	377
* Etron Technology, Inc. Rights 11/16/20	15,422	1,132
* Nuvoton Technology Corp. Rights 10/28/20	6,144	730
* Supreme Electronics Co., Ltd. Rights 10/28/20	13,337	0
* Tai Tung Communication Co., Ltd. Rights 11/9/20	2,854	115

TOTAL TAIWAN		2,779

THAILAND — (0.0%)
* MBK-W1, Inc. Warrants 1/21/21	17,060	4,269
* Srisawad Corp. P.C.L. Warrants 8/29/25	8,627	2,270

TOTAL THAILAND		6,539

TOTAL RIGHTS/WARRANTS		114,587

TOTAL INVESTMENT SECURITIES (Cost $1,208,546,121)		1,459,435,781

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	1,748,801	20,235,371

TOTAL INVESTMENTS — (100.0%) (Cost $1,228,777,108)		$1,479,671,152

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$60,689,922	—	—	$60,689,922
Chile	3,235,819	$5,601,066	—	8,836,885
China	124,142,236	396,594,347	—	520,736,583
Colombia	3,205,847	—	—	3,205,847
Czech Republic	—	1,780,638	—	1,780,638
Egypt	67,576	1,031,820	—	1,099,396
Greece	—	3,630,132	—	3,630,132
Hong Kong	426,167	4,249,840	—	4,676,007
Hungary	—	2,852,721	—	2,852,721
India	4,699,034	130,031,731	—	134,730,765
Indonesia	1,431,640	23,348,458	—	24,780,098
Malaysia	—	25,280,548	—	25,280,548
Mexico	32,616,224	305	—	32,616,529
Peru	1,704,679	—	—	1,704,679
Philippines	262,682	12,695,894	—	12,958,576
Poland	—	11,851,414	—	11,851,414
Qatar	—	5,610,637	—	5,610,637
Russia	4,418,542	10,813,745	—	15,232,287
Saudi Arabia	20,547	20,450,675	—	20,471,222
South Africa	9,181,321	52,923,549	—	62,104,870
South Korea	4,026,830	203,634,883	—	207,661,713
Taiwan	34,513,019	203,719,478	—	238,232,497
Thailand	30,852,206	—	—	30,852,206
Turkey	—	9,119,839	—	9,119,839
United Arab Emirates	—	3,675,568	—	3,675,568
United States	—	9,220	—	9,220
Preferred Stocks
Brazil	14,337,643	—	—	14,337,643
Chile	—	276,788	—	276,788
Colombia	299,150	—	—	299,150
South Korea	—	6,814	—	6,814
Rights/Warrants
Brazil	—	3,940	—	3,940
Malaysia	—	12,195	—	12,195
South Korea	—	89,134	—	89,134
Taiwan	—	2,779	—	2,779
Thailand	—	6,539	—	6,539
Securities Lending Collateral	—	20,235,371	—	20,235,371

TOTAL	$330,131,084	$1,149,540,068	—	$1,479,671,152

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (10.5%)
	Activision Blizzard, Inc.	106,617	$8,074,105
*	Alphabet, Inc., Class A	41,538	67,129,977
*	Alphabet, Inc., Class C	41,510	67,288,125
*	Altice USA, Inc., Class A	21,272	573,280
#*	AMC Networks, Inc., Class A	5,281	112,221
*	ANGI Homeservices, Inc., Class A	7,188	76,193
	Anterix, Inc.	1,500	47,880
	AT&T, Inc.	917,562	24,792,525
	ATN International, Inc.	1,149	51,360
*	Boingo Wireless, Inc.	6,700	62,578
	Cable One, Inc.	700	1,212,302
#*	Cargurus, Inc.	3,438	68,519
*	Cars.com, Inc.	7,636	56,430
	CenturyLink, Inc.	118,530	1,021,729
#*	Charter Communications, Inc., Class A	19,870	11,997,903
*	Cincinnati Bell, Inc.	4,320	65,016
#	Cinemark Holdings, Inc.	5,500	45,045
	Cogent Communications Holdings, Inc.	7,093	395,789
	Comcast Corp., Class A	630,207	26,619,944
*	comScore, Inc.	3,105	6,194
#*	Discovery, Inc., Class A	22,018	445,644
*	Discovery, Inc., Class C	44,464	814,580
*	DISH Network Corp., Class A	31,368	799,570
*	Electronic Arts, Inc.	40,040	4,797,993
#	Entercom Communications Corp., Class A	15,728	23,592
	EW Scripps Co. (The), Class A	5,927	53,817
*	Facebook, Inc., Class A	332,377	87,451,712
	Fox Corp., Class A	47,145	1,250,285
*	Fox Corp., Class B	23,405	611,807
#	Gannett Co., Inc.	12,726	14,635
*	GCI Liberty, Inc., Class A	13,072	1,061,839
*	Glu Mobile, Inc.	13,614	97,476
*	Gray Television, Inc.	4,850	61,498
*	IAC/InterActiveCorp.	11,168	1,348,201
*	IDT Corp., Class B	1,800	17,154
	Interpublic Group of Cos., Inc. (The)	50,008	904,645
*	Iridium Communications, Inc.	10,799	285,202
	John Wiley & Sons, Inc., Class A	6,114	189,289
*	Liberty Broadband Corp., Class A	3,994	561,357
*	Liberty Broadband Corp., Class C	15,388	2,180,634
*	Liberty Latin America, Ltd., Class A	2,900	28,420
*	Liberty Latin America, Ltd., Class C	20,314	197,452
#*	Liberty Media Corp.-Liberty Braves, Class A	1,077	22,294
*	Liberty Media Corp.-Liberty Braves, Class B	20	638
*	Liberty Media Corp.-Liberty Braves, Class C	2,265	46,365
#*	Liberty Media Corp.-Liberty Formula One, Class A	2,694	89,710
*	Liberty Media Corp.-Liberty Formula One, Class C	26,872	970,885
*	Liberty Media Corp.-Liberty SiriusXM, Class A	11,862	410,069
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	200	7,272
*	Liberty Media Corp.-Liberty SiriusXM, Class C	25,318	876,003
#*	Lions Gate Entertainment Corp., Class A	7,777	52,106
*	Lions Gate Entertainment Corp., Class B	12,760	80,005
*	Live Nation Entertainment, Inc.	21,437	1,046,126
*	Madison Square Garden Entertainment Corp.	2,310	150,150
#	Marcus Corp. (The)	2,400	17,592

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Match Group, Inc.	32,193	$3,759,499
	Meredith Corp.	4,576	50,336
#*	MSG Networks, Inc., Class A	5,700	50,958
	National CineMedia, Inc.	6,419	12,742
*	Netflix, Inc.	60,917	28,980,654
#	New York Times Co. (The), Class A	18,633	738,985
	News Corp., Class A	52,850	693,921
	News Corp., Class B	16,856	219,465
	Nexstar Media Group, Inc., Class A	4,328	356,627
	Omnicom Group, Inc.	27,498	1,297,906
*	ORBCOMM, Inc.	7,396	31,803
*	Roku, Inc.	9,914	2,006,594
	Saga Communications, Inc., Class A	558	9,497
	Scholastic Corp.	2,600	51,376
	Shenandoah Telecommunications Co.	7,800	340,236
#	Sirius XM Holdings, Inc.	159,411	913,425
#*	Snap, Inc., Class A	85,099	3,352,050
	Spok Holdings, Inc.	2,839	25,778
*	Spotify Technology SA	1,300	311,857
*	Take-Two Interactive Software, Inc.	15,957	2,472,058
	TEGNA, Inc.	23,899	287,505
	Telephone and Data Systems, Inc.	13,284	225,828
*	T-Mobile US, Inc.	60,346	6,612,111
#	TripAdvisor, Inc.	12,337	235,760
*	TrueCar, Inc.	4,430	19,315
*	Twitter, Inc.	96,586	3,994,797
*	United States Cellular Corp.	1,000	29,120
	Verizon Communications, Inc.	571,822	32,588,136
	ViacomCBS, Inc., Class A	5,128	153,122
#	ViacomCBS, Inc., Class B	67,710	1,934,475
*	Vonage Holdings Corp.	25,192	266,531
	Walt Disney Co. (The)	249,816	30,290,190
#	World Wrestling Entertainment, Inc., Class A	5,200	189,072
*	Yelp, Inc.	9,465	186,177
#*	Zedge, Inc., Class B	68	232
*	Zillow Group, Inc., Class A	7,369	658,273
#*	Zillow Group, Inc., Class C	18,207	1,613,504
*	Zynga, Inc., Class A	117,300	1,054,527

TOTAL COMMUNICATION SERVICES			442,677,574

CONSUMER DISCRETIONARY — (12.8%)
#*	1-800-Flowers.com, Inc., Class A	3,914	77,615
	Aaron’s Holdings Co., Inc.	9,084	474,730
	Abercrombie & Fitch Co., Class A	8,298	117,998
	Acushnet Holdings Corp.	2,786	95,086
*	Adient P.L.C.	11,297	239,722
*	Adtalem Global Education, Inc.	7,146	167,502
	Advance Auto Parts, Inc.	8,938	1,316,389
*	Amazon.com, Inc.	60,985	185,159,608
*	American Axle & Manufacturing Holdings, Inc.	13,471	90,525
#	American Eagle Outfitters, Inc.	21,633	296,588
*	American Outdoor Brands, Inc.	1,366	20,668
*	America’s Car-Mart, Inc.	1,100	95,172
	Aptiv P.L.C.	35,433	3,418,930
	Aramark	30,806	854,558
*	Asbury Automotive Group, Inc.	2,900	298,642
	Autoliv, Inc.	10,143	768,839
*	AutoNation, Inc.	6,833	387,636
*	AutoZone, Inc.	3,299	3,724,505

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bassett Furniture Industries, Inc.	306	$4,517
*	BBQ Holdings, Inc.	574	2,411
*	Beazer Homes USA, Inc.	779	9,488
#	Bed Bath & Beyond, Inc.	15,716	311,177
	Best Buy Co., Inc.	32,206	3,592,579
	Big Lots, Inc.	5,098	242,665
*	Biglari Holdings, Inc., Class B	7	586
#	BJ’s Restaurants, Inc.	2,198	62,006
*	Booking Holdings, Inc.	5,203	8,441,868
#*	Boot Barn Holdings, Inc.	3,837	122,861
	BorgWarner, Inc.	24,622	861,278
	Boyd Gaming Corp.	5,900	187,148
*	Bright Horizons Family Solutions, Inc.	8,347	1,319,243
#	Brinker International, Inc.	6,176	268,903
	Brunswick Corp.	10,923	695,904
#	Buckle, Inc. (The)	3,112	74,564
#*	Burlington Stores, Inc.	9,600	1,858,368
*	Caesars Entertainment, Inc.	6,704	300,473
	Caleres, Inc.	5,187	39,836
	Callaway Golf Co.	13,384	207,318
*	Capri Holdings, Ltd.	16,100	341,642
#*	CarMax, Inc.	23,538	2,034,625
#	Carnival Corp.	59,462	815,224
	Carriage Services, Inc.	2,167	55,930
#*	Carrols Restaurant Group, Inc.	4,867	28,472
#	Carter’s, Inc.	5,900	480,555
#*	Carvana Co.	6,608	1,224,793
	Cato Corp. (The), Class A	2,761	16,897
*	Cavco Industries, Inc.	1,157	199,166
*	Century Communities, Inc.	1,616	62,765
#	Cheesecake Factory, Inc. (The)	5,150	153,058
#*	Chegg, Inc.	14,531	1,067,157
#	Children’s Place, Inc. (The)	1,918	48,468
*	Chipotle Mexican Grill, Inc.	3,774	4,534,386
#	Choice Hotels International, Inc.	5,483	478,940
	Churchill Downs, Inc.	5,189	773,939
*	Chuy’s Holdings, Inc.	2,100	44,079
	Citi Trends, Inc.	1,200	31,332
	Collectors Universe, Inc.	600	32,958
#	Columbia Sportswear Co.	4,094	305,371
*	Conn’s, Inc.	2,882	27,004
	Cooper Tire & Rubber Co.	6,429	221,093
	Core-Mark Holding Co., Inc.	5,400	147,690
	Cracker Barrel Old Country Store, Inc.	2,416	274,989
*	Crocs, Inc.	9,700	507,601
	Culp, Inc.	1,492	18,516
	Dana, Inc.	18,876	264,075
	Darden Restaurants, Inc.	15,362	1,412,075
*	Deckers Outdoor Corp.	4,300	1,089,491
	Delphi Technologies P.L.C.	0	0
*	Denny’s Corp.	8,766	78,543
	Designer Brands, Inc., Class A	3,616	15,657
#	Dick’s Sporting Goods, Inc.	7,900	447,535
#	Dillard’s, Inc., Class A	1,953	87,358
	Dine Brands Global, Inc.	2,147	110,463
	Dollar General Corp.	34,167	7,130,995
*	Dollar Tree, Inc.	31,090	2,808,049
	Domino’s Pizza, Inc.	5,701	2,156,802
*	Dorman Products, Inc.	3,795	338,780

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	47,726	$3,188,574
	Dunkin’ Brands Group, Inc.	11,985	1,195,024
	eBay, Inc.	109,532	5,217,009
	Ethan Allen Interiors, Inc.	2,900	46,545
*	Etsy, Inc.	17,544	2,133,175
#*	Everi Holdings, Inc.	11,576	99,669
	Expedia Group, Inc.	17,366	1,635,009
	Extended Stay America, Inc.	24,500	278,075
*	Fiesta Restaurant Group, Inc.	2,515	21,730
*	Five Below, Inc.	7,672	1,022,985
	Flexsteel Industries, Inc.	300	8,385
*	Floor & Decor Holdings, Inc., Class A	3,288	240,024
	Foot Locker, Inc.	15,542	573,189
	Ford Motor Co.	501,676	3,877,956
*	Fox Factory Holding Corp.	6,502	546,688
*	frontdoor, Inc.	12,207	483,641
#*	GameStop Corp., Class A	3,082	32,269
	Gap, Inc. (The)	27,680	538,376
	Garmin, Ltd.	17,212	1,790,392
	General Motors Co.	163,303	5,638,853
*	Genesco, Inc.	1,500	26,580
	Gentex Corp.	37,590	1,040,115
*	Gentherm, Inc.	4,486	207,657
	Genuine Parts Co.	19,050	1,722,692
#*	G-III Apparel Group, Ltd.	5,889	79,384
	Goodyear Tire & Rubber Co. (The)	31,675	262,269
	Graham Holdings Co., Class B	573	217,935
*	Grand Canyon Education, Inc.	6,513	510,424
	Group 1 Automotive, Inc.	2,780	294,902
*	GrubHub, Inc.	10,957	810,380
#	Guess?, Inc.	5,581	65,744
#	H&R Block, Inc.	26,484	457,114
	Hamilton Beach Brands Holding Co., Class A	574	12,657
#	Hanesbrands, Inc.	47,887	769,544
	Harley-Davidson, Inc.	19,800	651,024
	Hasbro, Inc.	16,327	1,350,569
	Haverty Furniture Cos., Inc.	1,700	42,534
*	Helen of Troy, Ltd.	3,400	644,640
*	Hibbett Sports, Inc.	2,888	109,195
*	Hilton Grand Vacations, Inc.	6,405	131,943
	Hilton Worldwide Holdings, Inc.	37,820	3,320,974
	Home Depot, Inc. (The)	149,134	39,775,529
	Hooker Furniture Corp.	1,300	35,750
#	Hyatt Hotels Corp., Class A	4,900	270,186
*	Installed Building Products, Inc.	3,123	282,756
#	International Game Technology P.L.C.	7,805	64,079
#*	iRobot Corp.	3,667	291,820
*	J Alexander’s Holdings, Inc.	1,458	8,106
	Jack in the Box, Inc.	3,400	272,204
	Johnson Outdoors, Inc., Class A	1,187	103,661
*	K12, Inc.	3,115	74,355
	KB Home	8,900	287,025
	Kohl’s Corp.	3,719	79,178
#*	Kontoor Brands, Inc.	6,153	202,434
	L Brands, Inc.	17,585	562,896
#*	Lakeland Industries, Inc.	1,000	21,570
#*	Lands’ End, Inc.	1,303	20,913
	Las Vegas Sands Corp.	45,384	2,181,155
*	Laureate Education, Inc., Class A	11,129	144,677

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	La-Z-Boy, Inc.	6,000	$205,380
	LCI Industries	3,459	379,314
	Lear Corp.	8,400	1,014,804
	Leggett & Platt, Inc.	16,786	700,480
	Lennar Corp., Class A	37,611	2,641,421
	Lennar Corp., Class B	1,957	111,334
*	LGI Homes, Inc.	2,722	290,927
	Lifetime Brands, Inc.	300	3,015
	Lithia Motors, Inc., Class A	2,987	685,726
*	LKQ Corp.	40,298	1,289,133
	Lowe’s Cos., Inc.	104,660	16,546,746
*	Lululemon Athletica, Inc.	14,983	4,783,922
*	M/I Homes, Inc.	2,750	112,530
#	Macy’s, Inc.	41,752	259,280
*	Malibu Boats, Inc., Class A	3,500	177,905
#	Marine Products Corp.	1,049	16,637
*	MarineMax, Inc.	2,151	64,487
	Marriott International, Inc., Class A	38,616	3,586,654
	Marriott Vacations Worldwide Corp.	4,789	462,617
*	Mattel, Inc.	25,422	350,061
	McDonald’s Corp.	103,073	21,954,549
	MDC Holdings, Inc.	9,204	400,558
»	Media General, Inc.	3,778	354
*	Meritage Homes Corp.	3,700	322,233
	MGM Resorts International	54,564	1,122,382
#*	Michaels Cos., Inc. (The)	10,137	82,211
*	Modine Manufacturing Co.	4,337	27,757
*	Mohawk Industries, Inc.	8,319	858,438
*	Monarch Casino & Resort, Inc.	1,845	80,055
	Monro, Inc.	3,878	163,109
#*	Motorcar Parts of America, Inc.	2,528	37,237
	Movado Group, Inc.	2,287	24,951
*	Murphy USA, Inc.	4,445	543,579
	Nathan’s Famous, Inc.	509	25,837
#*	National Vision Holdings, Inc.	7,815	315,179
#*	Nautilus, Inc.	4,149	89,992
	Newell Brands, Inc.	43,975	776,599
	NIKE, Inc., Class B	172,541	20,718,723
#	Nordstrom, Inc.	6,914	83,659
#*	Norwegian Cruise Line Holdings, Ltd.	26,978	448,644
*	NVR, Inc.	490	1,937,014
	ODP Corp. (The)	6,365	124,118
#*	Ollie’s Bargain Outlet Holdings, Inc.	7,467	650,301
*	O’Reilly Automotive, Inc.	10,272	4,484,755
	Oxford Industries, Inc.	1,082	44,546
	Papa John’s International, Inc.	3,800	291,080
#	Patrick Industries, Inc.	2,550	142,163
#*	Penn National Gaming, Inc.	10,066	543,363
	Penske Automotive Group, Inc.	4,700	240,452
*	Perdoceo Education Corp.	6,800	76,772
#	PetMed Express, Inc.	2,200	65,076
*	Planet Fitness, Inc., Class A	12,471	739,156
*	PlayAGS, Inc.	2,854	7,706
	Polaris, Inc.	8,007	727,516
	Pool Corp.	5,784	2,023,417
	PulteGroup, Inc.	36,663	1,494,384
	PVH Corp.	9,146	533,120
#*	Quotient Technology, Inc.	8,507	75,712
	Qurate Retail, Inc., Class A	61,253	414,683

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ralph Lauren Corp.	6,574	$439,472
#	RCI Hospitality Holdings, Inc.	1,000	21,400
#*	Red Robin Gourmet Burgers, Inc.	1,197	14,412
	Red Rock Resorts, Inc., Class A	8,652	165,426
#*	Regis Corp.	2,300	12,742
	Rent-A-Center, Inc.	6,145	189,881
#*	RH	2,431	814,944
	Rocky Brands, Inc.	231	6,214
	Ross Stores, Inc.	49,509	4,216,682
#	Royal Caribbean Cruises, Ltd.	23,200	1,308,944
#	Ruth’s Hospitality Group, Inc.	4,284	47,895
#*	Sally Beauty Holdings, Inc.	10,500	87,885
*	Scientific Games Corp., Class A	5,171	164,851
	Service Corp. International	22,783	1,055,081
#*	Shake Shack, Inc., Class A	3,585	242,059
	Shoe Carnival, Inc.	771	23,886
	Shutterstock, Inc.	2,383	155,967
#	Six Flags Entertainment Corp.	8,978	194,104
*	Skechers U.S.A., Inc., Class A	18,737	594,150
*	Skyline Champion Corp.	3,143	80,618
*	Sleep Number Corp.	5,594	354,436
	Smith & Wesson Brands, Inc.	5,464	90,648
	Sonic Automotive, Inc., Class A	4,001	144,276
*	Stamps.com, Inc.	2,013	449,382
	Standard Motor Products, Inc.	2,764	126,591
	Starbucks Corp.	161,607	14,053,345
	Steven Madden, Ltd.	10,338	248,215
*	Stoneridge, Inc.	3,400	77,622
	Strategic Education, Inc.	3,690	306,491
	Superior Group of Cos, Inc.	324	7,005
	Tapestry, Inc.	35,682	793,211
	Target Corp.	69,313	10,550,825
*	Taylor Morrison Home Corp.	15,529	335,426
*	Tempur Sealy International, Inc.	6,523	580,547
*	Tenneco, Inc., Class A	6,595	56,849
*	Terminix Global Holdings, Inc.	18,614	876,533
*	Tesla, Inc.	98,845	38,355,814
	Texas Roadhouse, Inc.	7,857	550,226
	Thor Industries, Inc.	4,074	344,579
	Tiffany & Co.	14,675	1,920,077
	TJX Cos., Inc. (The)	166,858	8,476,386
	Toll Brothers, Inc.	18,523	783,152
*	TopBuild Corp.	4,853	743,528
	Tractor Supply Co.	17,053	2,271,630
#*	TRI Pointe Group, Inc.	14,747	242,293
	Tupperware Brands Corp.	6,100	193,492
*	Ulta Beauty, Inc.	7,189	1,486,470
#*	Under Armour, Inc., Class A	25,722	355,992
#*	Under Armour, Inc., Class C	15,658	191,497
*	Unifi, Inc.	1,766	26,472
*	Universal Electronics, Inc.	1,700	63,002
*	Urban Outfitters, Inc.	8,745	195,363
#	Vail Resorts, Inc.	5,474	1,270,187
#*	Veoneer, Inc.	10,946	168,240
*	Vera Bradley, Inc.	2,206	13,986
	VF Corp.	45,561	3,061,699
*	Vista Outdoor, Inc.	7,300	144,321
*	Visteon Corp.	4,607	413,018
#*	Wayfair, Inc., Class A	7,810	1,937,114

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wendy’s Co. (The)	26,524	$579,549
	Whirlpool Corp.	8,561	1,583,443
	Williams-Sonoma, Inc.	11,160	1,017,904
	Wingstop, Inc.	4,405	512,434
	Winmark Corp.	300	50,823
	Winnebago Industries, Inc.	5,624	264,047
	Wolverine World Wide, Inc.	10,800	288,036
#*	WW International, Inc.	5,008	105,969
	Wyndham Destinations, Inc.	13,602	443,833
	Wyndham Hotels & Resorts, Inc.	13,602	632,629
#	Wynn Resorts, Ltd.	12,566	910,155
*	YETI Holdings, Inc.	1,348	66,699
	Yum! Brands, Inc.	42,484	3,965,032
*	ZAGG, Inc.	171	487
*	Zumiez, Inc.	2,400	67,200

TOTAL CONSUMER DISCRETIONARY			541,007,063

CONSUMER STAPLES — (6.7%)
	Alico, Inc.	496	14,324
	Altria Group, Inc.	236,455	8,531,296
	Andersons, Inc. (The)	3,670	79,602
	Archer-Daniels-Midland Co.	75,911	3,510,125
#	B&G Foods, Inc.	8,042	213,596
*	BJ’s Wholesale Club Holdings, Inc.	15,319	586,565
*	Boston Beer Co., Inc. (The), Class A	1,385	1,439,264
	Brown-Forman Corp., Class A	8,944	561,236
	Brown-Forman Corp., Class B	45,666	3,183,377
	Bunge, Ltd.	19,314	1,095,683
	Calavo Growers, Inc.	2,564	172,121
*	Cal-Maine Foods, Inc.	4,200	161,070
	Campbell Soup Co.	22,586	1,054,089
	Casey’s General Stores, Inc.	5,202	876,901
#*	Central Garden & Pet Co.	1,175	45,778
*	Central Garden & Pet Co., Class A	5,929	209,827
	Church & Dwight Co., Inc.	35,040	3,097,186
	Clorox Co. (The)	17,486	3,623,973
	Coca-Cola Co. (The)	565,775	27,191,146
	Coca-Cola Consolidated, Inc.	781	178,810
	Colgate-Palmolive Co.	114,176	9,007,345
	Conagra Brands, Inc.	61,443	2,156,035
	Constellation Brands, Inc., Class A	21,502	3,552,775
	Costco Wholesale Corp.	62,548	22,368,416
#	Coty, Inc., Class A	10,611	30,772
*	Darling Ingredients, Inc.	22,623	972,789
*	Edgewell Personal Care Co.	6,678	175,097
	Energizer Holdings, Inc.	8,107	319,010
	Estee Lauder Cos., Inc. (The), Class A	31,577	6,936,204
#*	Farmer Bros Co.	1,300	4,511
	Flowers Foods, Inc.	27,221	641,871
	Fresh Del Monte Produce, Inc.	3,973	85,539
*	Freshpet, Inc.	5,192	594,484
	General Mills, Inc.	85,449	5,051,745
#*	Hain Celestial Group, Inc. (The)	11,223	345,107
*	Herbalife Nutrition, Ltd.	14,868	671,142
	Hershey Co. (The)	20,744	2,851,470
#	Hormel Foods Corp.	40,953	1,994,002
*	Hostess Brands, Inc.	12,730	160,907
	Ingles Markets, Inc., Class A	1,110	39,805
	Ingredion, Inc.	8,617	610,859

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Inter Parfums, Inc.	3,030	$124,412
	J&J Snack Foods Corp.	1,991	269,920
	JM Smucker Co. (The)	14,690	1,648,218
	John B. Sanfilippo & Son, Inc.	1,301	94,661
	Kellogg Co.	32,609	2,050,780
#	Keurig Dr Pepper, Inc.	33,927	912,636
	Kimberly-Clark Corp.	47,148	6,251,353
	Kraft Heinz Co. (The)	74,990	2,293,944
	Kroger Co. (The)	104,437	3,363,916
	Lamb Weston Holdings, Inc.	20,571	1,305,230
	Lancaster Colony Corp.	3,096	514,369
*	Landec Corp.	3,614	34,731
*	Lifeway Foods, Inc.	315	1,452
#	McCormick & Co., Inc.	607	108,501
	McCormick & Co., Inc. Non-Voting	17,270	3,117,408
	Medifast, Inc.	2,100	295,029
#	MGP Ingredients, Inc.	1,414	59,416
	Molson Coors Beverage Co., Class B	22,047	777,377
	Mondelez International, Inc., Class A	197,998	10,517,654
*	Monster Beverage Corp.	54,934	4,206,296
#*	National Beverage Corp.	1,044	81,735
#	Natura & Co. Holding SA, ADR	22,293	355,573
*	Natural Alternatives International, Inc.	709	5,488
	Nu Skin Enterprises, Inc., Class A	7,059	348,362
	Oil-Dri Corp. of America	641	21,897
	PepsiCo, Inc.	198,284	26,429,274
*	Performance Food Group Co.	15,639	525,627
	Philip Morris International, Inc.	200,351	14,228,928
*	Pilgrim’s Pride Corp.	8,443	141,336
*	Post Holdings, Inc.	9,248	794,403
	PriceSmart, Inc.	2,200	151,800
	Procter & Gamble Co. (The)	343,686	47,119,351
#*	Rite Aid Corp.	3,039	27,776
	Rocky Mountain Chocolate Factory, Inc.	466	1,235
	Sanderson Farms, Inc.	2,754	352,429
*	Seneca Foods Corp., Class A	500	18,425
*	Simply Good Foods Co. (The)	8,484	159,499
	SpartanNash Co.	4,621	85,073
	Spectrum Brands Holdings, Inc.	3,341	190,003
#*	Sprouts Farmers Market, Inc.	15,172	289,027
	Sysco Corp.	66,505	3,678,392
#	Tootsie Roll Industries, Inc.	2,444	73,027
#*	TreeHouse Foods, Inc.	6,632	257,587
	Tyson Foods, Inc., Class A	37,308	2,135,137
*	United Natural Foods, Inc.	6,000	87,420
	United-Guardian, Inc.	600	8,520
	Universal Corp.	2,600	103,610
*	US Foods Holding Corp.	27,981	584,803
*	USANA Health Sciences, Inc.	1,600	121,040
	Vector Group, Ltd.	13,792	126,748
	Walgreens Boots Alliance, Inc.	93,387	3,178,893
	Walmart, Inc.	195,586	27,137,557
	WD-40 Co.	1,826	444,412
#	Weis Markets, Inc.	1,930	87,641

TOTAL CONSUMER STAPLES			281,695,185

ENERGY — (1.8%)
	Adams Resources & Energy, Inc.	300	5,724
	Archrock, Inc.	17,886	106,064

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Baker Hughes Co.	83,738	$1,236,810
	Cabot Oil & Gas Corp.	54,841	975,621
	Cactus, Inc., Class A	5,066	86,122
*	ChampionX Corp.	33,211	289,932
*	Cheniere Energy, Inc.	29,053	1,390,767
	Chevron Corp.	246,367	17,122,506
	Cimarex Energy Co.	12,091	306,749
*	CNX Resources Corp.	26,415	256,226
	Concho Resources, Inc.	24,940	1,035,259
	ConocoPhillips	136,862	3,916,990
#*	CONSOL Energy, Inc.	3,000	11,370
#	Continental Resources, Inc.	5,980	71,939
#	Core Laboratories NV	4,453	64,346
	CVR Energy, Inc.	3,746	41,243
#	Delek US Holdings, Inc.	10,116	101,767
	Devon Energy Corp.	42,851	382,659
	DHT Holdings, Inc.	6,363	30,606
	Diamondback Energy, Inc.	9,200	238,832
#	DMC Global, Inc.	1,705	60,647
*	Dorian LPG, Ltd.	487	3,993
*	Dril-Quip, Inc.	4,787	123,983
	EOG Resources, Inc.	75,037	2,569,267
	EQT Corp.	31,015	469,567
	Equitrans Midstream Corp.	22,884	166,138
	Exxon Mobil Corp.	544,362	17,757,088
#*	Frank’s International NV	4,232	7,406
*	Geospace Technologies Corp.	1,000	5,130
#*	Green Plains, Inc.	3,514	53,061
*	Gulf Island Fabrication, Inc.	1,100	3,586
	Halliburton Co.	113,010	1,362,901
#*	Helix Energy Solutions Group, Inc.	19,729	48,928
	Helmerich & Payne, Inc.	13,367	198,767
	Hess Corp.	35,048	1,304,487
	HollyFrontier Corp.	17,036	315,336
	International Seaways, Inc.	2,164	29,301
	Kinder Morgan, Inc.	260,594	3,101,069
	Marathon Oil Corp.	100,279	397,105
	Marathon Petroleum Corp.	82,649	2,438,146
*	Matador Resources Co.	15,199	107,457
*	Matrix Service Co.	3,244	24,654
#	Nabors Industries, Ltd.	975	27,710
	NACCO Industries, Inc., Class A	287	5,594
	National Oilwell Varco, Inc.	45,868	385,291
*	Natural Gas Services Group, Inc.	1,600	13,920
*	NexTier Oilfield Solutions, Inc.	11,007	20,803
	Occidental Petroleum Corp.	105,705	965,087
#*	Oceaneering International, Inc.	13,659	55,729
*	Oil States International, Inc.	8,123	20,226
	ONEOK, Inc.	56,448	1,636,992
*	Par Pacific Holdings, Inc.	5,285	34,035
	Parsley Energy, Inc., Class A	38,499	385,375
	Patterson-UTI Energy, Inc.	23,025	58,944
#	PBF Energy, Inc., Class A	12,196	56,955
*	PDC Energy, Inc.	12,654	150,836
#*	Penn Virginia Corp.	1,500	11,520
	Phillips 66	57,213	2,669,559
	PHX Minerals, Inc.	63	95
	Pioneer Natural Resources Co.	21,522	1,712,290
*	ProPetro Holding Corp.	11,426	45,133

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Renewable Energy Group, Inc.	5,800	$327,120
*	REX American Resources Corp.	400	29,076
#*	RPC, Inc.	7,405	17,624
	Schlumberger, Ltd.	173,431	2,591,059
#	Scorpio Tankers, Inc.	5,675	50,054
#*	SEACOR Holdings, Inc.	2,200	67,386
#*	SEACOR Marine Holdings, Inc.	2,211	3,803
	SFL Corp., Ltd.	6,400	41,664
#*	Southwestern Energy Co.	67,154	179,301
*	Talos Energy, Inc.	1,493	9,824
	Targa Resources Corp.	29,567	474,550
	TechnipFMC P.L.C.	52,104	288,135
*	Tidewater, Inc.	2,855	16,730
	Valaris P.L.C.	0	0
	Valero Energy Corp.	55,700	2,150,577
	Williams Cos., Inc. (The)	152,209	2,920,891
	World Fuel Services Corp.	8,836	185,998
*	WPX Energy, Inc.	53,550	246,866

TOTAL ENERGY			76,076,301

FINANCIALS — (10.2%)
	1st Source Corp.	2,189	73,310
	Affiliated Managers Group, Inc.	6,243	470,535
	Aflac, Inc.	91,511	3,106,798
	Alleghany Corp.	1,869	1,022,212
	Allstate Corp. (The)	43,694	3,877,842
	Ally Financial, Inc.	50,951	1,359,373
*	Ambac Financial Group, Inc.	5,480	67,294
	American Equity Investment Life Holding Co.	11,011	273,293
	American Express Co.	93,357	8,517,893
	American Financial Group, Inc.	10,415	780,500
	American International Group, Inc.	110,696	3,485,817
	American National Group, Inc.	1,117	76,850
	American River Bankshares	693	7,152
	Ameriprise Financial, Inc.	17,114	2,752,445
	Ameris Bancorp	6,188	181,308
	AMERISAFE, Inc.	2,573	151,756
	AmeriServ Financial, Inc.	100	276
	Aon P.L.C., Class A	37,216	6,848,116
*	Arch Capital Group, Ltd.	51,658	1,560,588
	Ares Management Corp., Class A	16,466	696,512
	Argo Group International Holdings, Ltd.	4,563	162,808
	Arrow Financial Corp.	1,091	29,861
	Arthur J Gallagher & Co.	24,432	2,533,843
	Artisan Partners Asset Management, Inc., Class A	1,597	63,976
	Associated Banc-Corp.	21,145	289,475
	Assurant, Inc.	8,626	1,072,816
	Assured Guaranty, Ltd.	15,300	390,609
*	Athene Holding, Ltd., Class A	16,147	517,996
	Atlantic Union Bankshares Corp.	8,455	213,827
#*	Atlanticus Holdings Corp.	879	10,065
	Axis Capital Holdings, Ltd.	12,040	513,988
*	Axos Financial, Inc.	7,388	201,397
	Banc of California, Inc.	5,496	65,952
	BancFirst Corp.	1,856	82,499
*	Bancorp, Inc. (The)	7,159	68,726
	BancorpSouth Bank	11,034	258,306
	Bank of America Corp.	1,077,983	25,548,197
	Bank of Hawaii Corp.	5,506	333,884

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp. (The)	110,218	$3,787,090
	Bank of NT Butterfield & Son, Ltd. (The)	6,637	175,615
	Bank OZK	15,996	396,381
	BankUnited, Inc.	6,614	167,003
	Banner Corp.	3,457	127,460
*	Berkshire Hathaway, Inc., Class B	269,160	54,343,404
	Berkshire Hills Bancorp, Inc.	5,968	77,763
	BGC Partners, Inc., Class A	34,233	100,987
	BlackRock, Inc.	17,755	10,638,974
	Blackstone Group, Inc. (The), Class A	81,522	4,110,339
*	Blucora, Inc.	5,747	57,183
	BOK Financial Corp.	3,544	208,175
	Boston Private Financial Holdings, Inc.	6,705	41,437
*	Brighthouse Financial, Inc.	1,014	33,563
	BrightSphere Investment Group P.L.C.	4,335	59,823
	Brookline Bancorp, Inc.	9,168	87,829
	Brown & Brown, Inc.	34,636	1,507,012
	Bryn Mawr Bank Corp.	2,727	73,247
	Cadence BanCorp.	17,437	195,643
»	Calamos Asset Management, Inc., Class A	1,676	0
	Camden National Corp.	900	28,773
*	Cannae Holdings, Inc.	8,442	312,185
#	Capital City Bank Group, Inc.	1,069	22,780
	Capital One Financial Corp.	62,251	4,549,303
	Capitol Federal Financial, Inc.	17,910	205,607
	Cathay General Bancorp	10,064	236,806
	Cboe Global Markets, Inc.	15,003	1,219,594
	Central Pacific Financial Corp.	4,331	59,638
	Charles Schwab Corp. (The)	186,457	7,665,247
	Chubb, Ltd.	57,305	7,444,493
#	Cincinnati Financial Corp.	20,767	1,469,058
	CIT Group, Inc.	13,624	401,227
	Citigroup, Inc.	268,756	11,131,874
	Citizens Community Bancorp, Inc.	600	4,560
	Citizens Financial Group, Inc.	53,534	1,458,801
#*	Citizens, Inc.	4,015	23,167
	City Holding Co.	2,057	124,304
	CME Group, Inc.	46,135	6,953,467
	CNA Financial Corp.	4,268	127,144
	CNB Financial Corp.	280	5,079
	CNO Financial Group, Inc.	21,200	376,300
	Cohen & Steers, Inc.	3,355	188,920
	Columbia Banking System, Inc.	9,081	257,991
*	Columbia Financial, Inc.	4,380	53,392
	Comerica, Inc.	19,100	869,241
#	Commerce Bancshares, Inc.	15,536	967,116
	Community Bank System, Inc.	7,087	410,975
	Community Trust Bancorp, Inc.	1,749	55,653
	ConnectOne Bancorp, Inc.	3,250	50,147
*	Consumer Portfolio Services, Inc.	1,025	3,844
	Cowen, Inc., Class A	4,021	86,291
	Crawford & Co., Class A	3,717	23,789
	Crawford & Co., Class B	1,800	11,412
#*	Credit Acceptance Corp.	1,359	405,145
	Cullen/Frost Bankers, Inc.	7,481	525,690
*	Customers Bancorp, Inc.	2,950	40,769
	CVB Financial Corp.	13,135	229,862
	Diamond Hill Investment Group, Inc.	388	53,133
	Discover Financial Services	43,979	2,859,075

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class A	1,374	$19,937
*	Donnelley Financial Solutions, Inc.	3,693	46,643
	Eagle Bancorp, Inc.	4,237	126,771
	East West Bancorp, Inc.	18,946	691,150
	Eaton Vance Corp.	15,676	937,268
#*	eHealth, Inc.	3,115	209,048
	Employers Holdings, Inc.	3,900	124,839
#*	Encore Capital Group, Inc.	2,794	89,212
*	Enova International, Inc.	4,161	63,871
*	Enstar Group, Ltd.	1,377	236,665
	Enterprise Financial Services Corp.	3,420	99,556
	Equitable Holdings, Inc.	12,427	267,056
#	Erie Indemnity Co., Class A	3,717	865,578
	ESSA Bancorp, Inc.	707	8,986
	Essent Group, Ltd.	11,696	466,086
	Evercore, Inc., Class A	5,480	435,879
	Everest Re Group, Ltd.	5,600	1,103,648
	FactSet Research Systems, Inc.	5,421	1,661,536
	FB Financial Corp.	2,295	67,702
	FBL Financial Group, Inc., Class A	2,100	104,349
	Federal Agricultural Mortgage Corp., Class C	1,266	81,771
	Federated Hermes, Inc., Class B	12,401	296,384
	FedNat Holding Co.	1,029	5,279
	Fidelity National Financial, Inc.	34,550	1,081,069
	Fifth Third Bancorp	96,778	2,247,185
	Financial Institutions, Inc.	1,243	22,038
	First American Financial Corp.	15,828	705,771
	First Bancorp	2,600	62,634
	First BanCorp	30,017	194,810
	First Busey Corp.	4,518	81,279
	First Citizens BancShares, Inc., Class A	716	331,293
	First Commonwealth Financial Corp.	13,503	116,396
	First Community Bancshares, Inc.	1,700	32,266
	First Financial Bancorp	10,146	145,088
	First Financial Bankshares, Inc.	18,270	544,629
	First Financial Corp.	1,135	39,407
#	First Hawaiian, Inc.	10,300	177,778
	First Horizon National Corp.	70,427	733,145
	First Interstate BancSystem, Inc., Class A	3,727	131,563
	First Merchants Corp.	6,618	172,796
	First Midwest Bancorp, Inc.	13,632	171,082
	First Republic Bank	23,012	2,902,734
	FirstCash, Inc.	5,838	303,810
	Flagstar Bancorp, Inc.	3,528	103,547
	Flushing Financial Corp.	3,515	44,957
	FNB Corp.	17,619	133,200
#	Franklin Resources, Inc.	42,000	787,500
	Fulton Financial Corp.	20,459	224,844
	GAMCO Investors, Inc., Class A	467	5,744
	German American Bancorp, Inc.	2,097	63,266
	Glacier Bancorp, Inc.	11,940	427,452
	Global Indemnity Group LLC, Class A	1,192	29,216
	Global Indemnity, Ltd.	0	0
	Globe Life, Inc.	14,850	1,204,186
	Goldman Sachs Group, Inc. (The)	44,542	8,420,220
#	Goosehead Insurance, Inc., Class A	1,900	232,826
	Great Southern Bancorp, Inc.	1,100	45,045
	Great Western Bancorp, Inc.	7,415	96,321
*	Green Dot Corp., Class A	6,227	332,024

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Greenlight Capital Re, Ltd., Class A	2,682	$18,103
*	Hallmark Financial Services, Inc.	1,034	2,802
	Hamilton Lane, Inc., Class A	2,969	206,939
	Hancock Whitney Corp.	11,951	273,319
	Hanmi Financial Corp.	4,213	37,875
	Hanover Insurance Group, Inc. (The)	5,206	498,006
	Hartford Financial Services Group, Inc. (The)	45,840	1,765,757
#	HCI Group, Inc.	1,104	51,866
	Heartland Financial USA, Inc.	4,337	142,861
	Heritage Commerce Corp.	6,041	43,797
	Heritage Financial Corp.	2,982	62,503
	Hilltop Holdings, Inc.	10,020	228,556
	Home BancShares, Inc.	20,650	342,790
	HomeStreet, Inc.	2,186	67,919
	HomeTrust Bancshares, Inc.	1,062	16,960
	Hope Bancorp, Inc.	15,457	124,738
	Horace Mann Educators Corp.	5,319	180,367
	Horizon Bancorp, Inc.	2,741	33,988
	Houlihan Lokey, Inc.	5,896	369,679
	Huntington Bancshares, Inc.	128,830	1,344,985
	Independence Holding Co.	2,640	99,845
	Independent Bank Corp.	4,532	259,638
	Independent Bank Group, Inc.	3,987	205,649
	Interactive Brokers Group, Inc., Class A	9,172	436,312
	Intercontinental Exchange, Inc.	75,005	7,080,472
	International Bancshares Corp.	7,443	206,022
	Invesco, Ltd.	48,960	641,866
	Investors Bancorp, Inc.	32,700	276,642
	James River Group Holdings, Ltd.	4,178	195,238
	Janus Henderson Group P.L.C.	8,677	210,851
	Jefferies Financial Group, Inc.	13,895	271,091
	JPMorgan Chase & Co.	421,313	41,305,527
	Kearny Financial Corp.	10,367	87,083
	Kemper Corp.	7,586	467,753
	KeyCorp	125,446	1,628,289
	Kinsale Capital Group, Inc.	3,185	597,092
	KKR & Co., Inc., Class A	53,562	1,829,142
	Lakeland Bancorp, Inc.	3,852	42,873
	Lakeland Financial Corp.	3,274	167,400
	Lazard, Ltd., Class A	3,022	101,751
*	LendingClub Corp.	5,527	25,811
#*	LendingTree, Inc.	1,121	362,744
	Lincoln National Corp.	26,587	933,204
	Live Oak Bancshares, Inc.	1,853	69,080
	Loews Corp.	32,001	1,109,795
	LPL Financial Holdings, Inc.	11,708	935,820
	M&T Bank Corp.	16,502	1,709,277
	Macatawa Bank Corp.	886	6,370
*	Markel Corp.	1,816	1,693,965
	MarketAxess Holdings, Inc.	5,027	2,708,799
	Marlin Business Services Corp.	1,200	8,760
	Marsh & McLennan Cos., Inc.	69,886	7,230,406
#*	MBIA, Inc.	14,600	83,366
	Mercantile Bank Corp.	285	6,230
	Mercury General Corp.	3,136	127,667
	Meridian Bancorp, Inc.	4,269	53,149
	Meta Financial Group, Inc.	3,312	97,174
	MetLife, Inc.	97,578	3,693,327
	MGIC Investment Corp.	15,500	155,930

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Moelis & Co., Class A	5,879	$218,699
	Moody’s Corp.	23,771	6,249,396
	Morgan Stanley	192,700	9,278,505
	Morningstar, Inc.	3,131	596,080
*	Mr Cooper Group, Inc.	5,755	121,315
	MSCI, Inc.	11,679	4,085,781
	Nasdaq, Inc.	15,231	1,842,799
	National Bank Holdings Corp., Class A	4,119	124,188
	National General Holdings Corp.	7,887	267,921
	National Western Life Group, Inc., Class A	328	55,639
	Navient Corp.	24,123	193,225
	NBT Bancorp, Inc.	5,284	144,676
	Nelnet, Inc., Class A	3,140	191,666
	New York Community Bancorp, Inc.	64,046	532,222
»	NewStar Financial, Inc.	3,834	390
*	NMI Holdings, Inc., Class A	9,277	199,363
	Northern Trust Corp.	27,055	2,117,595
	Northfield Bancorp, Inc.	5,064	51,450
	Northrim BanCorp, Inc.	600	17,136
	Northwest Bancshares, Inc.	13,916	148,484
	OceanFirst Financial Corp.	5,616	84,072
	OFG Bancorp	7,064	101,651
	Old National Bancorp	20,761	290,239
	Old Republic International Corp.	35,057	570,728
	OneMain Holdings, Inc.	9,240	322,384
	Oppenheimer Holdings, Inc., Class A	765	19,171
*	Pacific Mercantile Bancorp	1,425	5,287
	Pacific Premier Bancorp, Inc.	7,195	183,472
	PacWest Bancorp	15,683	301,741
#	Park National Corp.	1,287	117,954
#	Patriot National Bancorp, Inc.	20	130
	Peapack-Gladstone Financial Corp.	1,562	26,367
	Pennymac Financial Services, Inc.	6,634	337,140
	Peoples Bancorp, Inc.	1,197	27,052
	People’s United Financial, Inc.	53,856	574,644
	Pinnacle Financial Partners, Inc.	10,246	469,164
	Piper Sandler Cos	1,704	142,199
	PJT Partners, Inc., Class A	2,689	181,938
	PNC Financial Services Group, Inc. (The)	58,874	6,586,823
	Popular, Inc.	11,655	491,841
#*	PRA Group, Inc.	5,700	194,541
	Preferred Bank	1,290	43,641
	Premier Financial Corp.	3,297	59,313
	Primerica, Inc.	6,182	681,504
	Principal Financial Group, Inc.	35,840	1,405,645
	ProAssurance Corp.	6,800	104,924
	Progressive Corp. (The)	80,974	7,441,511
	Prosperity Bancshares, Inc.	11,850	653,053
	Protective Insurance Corp., Class B	562	7,390
	Provident Financial Services, Inc.	8,616	116,919
	Prudential Financial, Inc.	50,081	3,206,186
	Pzena Investment Management, Inc., Class A	566	2,938
	Radian Group, Inc.	18,341	329,221
	Raymond James Financial, Inc.	15,483	1,183,521
*	Regional Management Corp.	133	2,703
	Regions Financial Corp.	137,240	1,825,292
	Reinsurance Group of America, Inc.	8,590	867,762
	RenaissanceRe Holdings, Ltd.	5,405	874,097
	Renasant Corp.	3,995	113,897

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Republic Bancorp, Inc., Class A	805	$26,831
*	Republic First Bancorp, Inc.	500	1,115
	Riverview Bancorp, Inc.	1,205	5,651
	RLI Corp.	6,014	521,414
	S&P Global, Inc.	33,530	10,821,137
	S&T Bancorp, Inc.	5,130	101,523
	Safeguard Scientifics, Inc.	1,767	10,284
	Safety Insurance Group, Inc.	1,800	126,000
	Sandy Spring Bancorp, Inc.	5,289	134,076
	Santander Consumer USA Holdings, Inc.	10,122	205,881
*	Seacoast Banking Corp. of Florida	2,685	57,674
	SEI Investments Co.	18,309	899,887
	Selective Insurance Group, Inc.	8,098	421,582
	ServisFirst Bancshares, Inc.	5,118	188,854
	Sierra Bancorp	240	4,762
	Signature Bank	6,794	548,548
	Simmons First National Corp., Class A	11,400	193,686
	SLM Corp.	53,247	489,340
	South State Corp.	3,226	198,076
	Southside Bancshares, Inc.	3,294	88,806
	State Auto Financial Corp.	1,800	22,212
	State Street Corp.	49,514	2,916,375
	Sterling Bancorp	15,708	210,173
	Stewart Information Services Corp.	2,494	105,721
	Stifel Financial Corp.	8,789	513,805
	Stock Yards Bancorp, Inc.	2,599	99,334
*	StoneX Group, Inc.	2,928	155,125
*	SVB Financial Group	6,792	1,974,434
	Synchrony Financial	58,468	1,462,869
	Synovus Financial Corp.	18,787	488,462
	T Rowe Price Group, Inc.	30,721	3,891,122
	TCF Financial Corp.	769	20,924
	Territorial Bancorp, Inc.	840	17,816
*	Texas Capital Bancshares, Inc.	5,603	252,135
	TFS Financial Corp.	9,945	156,236
*	Third Point Reinsurance, Ltd.	3,922	30,513
	Tompkins Financial Corp.	1,215	68,028
	Towne Bank	7,933	144,222
	Travelers Cos., Inc. (The)	35,582	4,295,103
	TriCo Bancshares	1,628	47,098
*	Triumph Bancorp, Inc.	3,150	132,709
	Truist Financial Corp.	177,640	7,482,197
	TrustCo Bank Corp. NY	7,300	40,113
	Trustmark Corp.	8,290	193,903
	U.S. Bancorp	186,529	7,265,305
	UMB Financial Corp.	4,774	290,593
	Umpqua Holdings Corp.	24,579	308,712
#	United Bankshares, Inc.	14,099	369,817
	United Community Banks, Inc.	10,398	217,734
	United Fire Group, Inc.	2,765	56,793
	United Security Bancshares	1,875	11,662
	Universal Insurance Holdings, Inc.	4,188	52,224
	Univest Financial Corp.	2,249	35,669
	Unum Group	25,808	455,769
	Valley National Bancorp	46,678	356,620
	Value Line, Inc.	135	3,685
	Veritex Holdings, Inc.	3,049	60,157
	Virtu Financial, Inc., Class A	6,550	140,039
	Virtus Investment Partners, Inc.	750	119,662

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Voya Financial, Inc.	19,581	$938,517
#	Waddell & Reed Financial, Inc., Class A	8,567	131,503
	Walker & Dunlop, Inc.	4,060	255,293
	Washington Federal, Inc.	11,396	242,621
	Washington Trust Bancorp, Inc.	1,700	57,409
	Waterstone Financial, Inc.	1,767	29,827
	Webster Financial Corp.	11,435	368,321
	Wells Fargo & Co.	500,661	10,739,178
	WesBanco, Inc.	5,168	125,531
	West BanCorp, Inc.	2,033	33,727
	Westamerica BanCorp.	3,200	167,584
	Western Alliance Bancorp	11,266	464,159
	Westwood Holdings Group, Inc.	700	6,762
	White Mountains Insurance Group, Ltd.	483	438,723
	Willis Towers Watson P.L.C.	16,990	3,100,335
	Wintrust Financial Corp.	7,273	358,050
	WisdomTree Investments, Inc.	6,819	24,821
#*	World Acceptance Corp.	100	8,399
	WR Berkley Corp.	20,598	1,238,352
	WSFS Financial Corp.	7,001	221,862
	Zions Bancorp NA	25,393	819,432

TOTAL FINANCIALS			433,725,618

HEALTH CARE — (14.0%)
	Abbott Laboratories	241,711	25,406,243
	AbbVie, Inc.	243,277	20,702,873
*	ABIOMED, Inc.	6,286	1,583,318
*	Acadia Healthcare Co., Inc.	10,430	371,829
*	ACADIA Pharmaceuticals, Inc.	15,855	736,465
*	Acceleron Pharma, Inc.	6,187	647,036
*	Accuray, Inc.	125	364
#	Achillion Pharmaceuticals, Inc.	1,800	310
*	Addus HomeCare Corp.	2,000	195,140
*	Adverum Biotechnologies, Inc.	8,019	87,487
	Agilent Technologies, Inc.	43,562	4,447,245
#*	Akebia Therapeutics, Inc.	9,700	21,534
*	Alexion Pharmaceuticals, Inc.	28,152	3,241,421
*	Align Technology, Inc.	10,219	4,354,112
*	Alkermes P.L.C.	18,500	300,625
*	Allscripts Healthcare Solutions, Inc.	21,926	221,014
*	Alnylam Pharmaceuticals, Inc.	16,015	1,969,365
*	AMAG Pharmaceuticals, Inc.	3,868	53,069
*	Amedisys, Inc.	4,867	1,260,553
	AmerisourceBergen Corp.	22,133	2,126,317
	Amgen, Inc.	81,428	17,664,990
*	Amicus Therapeutics, Inc.	22,325	398,055
*	AMN Healthcare Services, Inc.	6,328	413,092
#*	Amphastar Pharmaceuticals, Inc.	2,755	53,970
*	AnaptysBio, Inc.	2,444	72,000
*	AngioDynamics, Inc.	4,511	46,644
#*	ANI Pharmaceuticals, Inc.	786	20,035
*	Anika Therapeutics, Inc.	1,888	61,587
	Anthem, Inc.	34,921	9,526,449
*	Ardelyx, Inc.	1,511	7,721
*	Arena Pharmaceuticals, Inc.	8,044	689,532
#*	Arrowhead Pharmaceuticals, Inc.	10,653	610,417
*	Atara Biotherapeutics, Inc.	5,420	69,972
*	AtriCure, Inc.	4,507	155,762
	Atrion Corp.	200	120,230

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Avanos Medical, Inc.	5,003	$176,856
	Baxter International, Inc.	68,835	5,339,531
	Becton Dickinson and Co.	36,972	8,545,338
*	BioDelivery Sciences International, Inc.	4,425	13,983
*	Biogen, Inc.	21,582	5,440,175
*	BioMarin Pharmaceutical, Inc.	23,995	1,785,948
*	Bio-Rad Laboratories, Inc., Class A	3,113	1,825,525
*	BioSpecifics Technologies Corp.	324	28,544
	Bio-Techne Corp.	5,489	1,385,478
*	BioTelemetry, Inc.	4,698	200,041
#*	Bluebird Bio, Inc.	6,932	358,454
*	Boston Scientific Corp.	195,713	6,707,084
	Bristol-Myers Squibb Co.	282,696	16,523,581
*	Brookdale Senior Living, Inc.	23,979	70,498
	Bruker Corp.	15,066	640,908
#	Cantel Medical Corp.	601	28,752
	Cardinal Health, Inc.	38,314	1,754,398
*	Cardiovascular Systems, Inc.	5,513	196,538
#*	CareDx, Inc.	2,892	141,853
*	Catalent, Inc.	21,210	1,861,602
*	Centene Corp.	74,598	4,408,742
	Cerner Corp.	39,081	2,739,187
*	Change Healthcare, Inc.	43,238	611,818
*	Charles River Laboratories International, Inc.	7,143	1,626,461
	Chemed Corp.	2,300	1,100,136
	Cigna Corp.	47,607	7,948,941
*	Community Health Systems, Inc.	12,349	77,058
	Computer Programs and Systems, Inc.	1,145	31,934
*	Concert Pharmaceuticals, Inc.	2,800	28,896
	CONMED Corp.	3,600	280,692
	Cooper Cos., Inc. (The)	6,772	2,160,607
#*	Corcept Therapeutics, Inc.	14,598	244,954
*	CorVel Corp.	1,800	164,196
*	Covetrus, Inc.	8,196	202,359
*	Cross Country Healthcare, Inc.	4,897	38,441
*	CryoLife, Inc.	4,361	73,090
#*	Cumberland Pharmaceuticals, Inc.	1,258	3,711
*	Cutera, Inc.	1,500	28,395
	CVS Health Corp.	179,614	10,074,549
	Danaher Corp.	81,280	18,657,011
*	DaVita, Inc.	12,415	1,070,794
*	Deciphera Pharmaceuticals, Inc.	2,246	130,425
*	Denali Therapeutics, Inc.	8,820	377,320
	DENTSPLY SIRONA, Inc.	27,962	1,319,527
*	DexCom, Inc.	13,074	4,178,189
*	Eagle Pharmaceuticals, Inc.	1,601	74,479
*	Edwards Lifesciences Corp.	86,756	6,219,538
*	Elanco Animal Health, Inc.	59,718	1,851,855
	Eli Lilly and Co.	124,001	16,177,170
*	Emergent BioSolutions, Inc.	6,931	623,582
*	Enanta Pharmaceuticals, Inc.	1,869	81,544
	Encompass Health Corp.	14,301	876,794
#*	Endo International P.L.C.	13,211	60,374
	Ensign Group, Inc. (The)	7,015	412,763
	Envista Holdings Corp.	23,184	612,521
*	Enzo Biochem, Inc.	3,718	6,767
*	Evolent Health, Inc., Class A	7,826	77,790
#*	Exact Sciences Corp.	18,666	2,311,411
*	Exelixis, Inc.	39,633	811,684

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	FibroGen, Inc.	11,035	$423,523
#*	Fluidigm Corp.	5,000	28,700
#*	G1 Therapeutics, Inc.	1,524	16,749
	Gilead Sciences, Inc.	159,074	9,250,153
#*	Global Blood Therapeutics, Inc.	7,535	398,451
*	Globus Medical, Inc., Class A	11,357	591,927
*	Guardant Health, Inc.	5,322	567,645
*	Haemonetics Corp.	7,017	709,349
*	Hanger, Inc.	3,139	54,838
#*	Harvard Bioscience, Inc.	4,139	13,990
	HCA Healthcare, Inc.	37,570	4,656,426
*	HealthStream, Inc.	2,809	51,405
*	Henry Schein, Inc.	19,692	1,252,017
	Hill-Rom Holdings, Inc.	9,182	836,205
*	HMS Holdings Corp.	12,250	326,095
*	Hologic, Inc.	36,919	2,540,766
*	Horizon Therapeutics P.L.C.	22,573	1,691,395
	Humana, Inc.	18,473	7,375,899
*	ICU Medical, Inc.	2,432	432,385
*	IDEXX Laboratories, Inc.	12,323	5,235,057
*	Illumina, Inc.	20,167	5,902,881
*	Incyte Corp.	23,569	2,042,018
*	Innoviva, Inc.	9,121	98,598
*	Inogen, Inc.	2,436	71,156
*	Inovalon Holdings, Inc., Class A	8,419	159,877
*	Insulet Corp.	9,356	2,079,371
*	Integer Holdings Corp.	5,040	294,588
*	Integra LifeSciences Holdings Corp.	9,882	435,796
#*	Intellia Therapeutics, Inc.	1,500	35,910
*	Intra-Cellular Therapies, Inc.	7,505	185,148
#*	IntriCon Corp.	800	10,000
*	Intuitive Surgical, Inc.	16,218	10,818,703
*	Ionis Pharmaceuticals, Inc.	17,930	841,813
*	IQVIA Holdings, Inc.	21,731	3,346,357
*	Ironwood Pharmaceuticals, Inc.	19,352	191,198
*	Jazz Pharmaceuticals P.L.C.	7,416	1,068,646
	Johnson & Johnson	364,757	50,011,832
*	Laboratory Corp. of America Holdings	13,474	2,691,701
#	LeMaitre Vascular, Inc.	2,283	74,152
#*	LENSAR, Inc.	1,109	10,824
*	LHC Group, Inc.	4,672	1,011,722
#*	Ligand Pharmaceuticals, Inc.	2,138	176,278
*	LivaNova P.L.C.	6,254	314,826
	Luminex Corp.	5,316	117,165
*	MacroGenics, Inc.	2,287	44,391
#*	Madrigal Pharmaceuticals, Inc.	502	63,879
*	Magellan Health, Inc.	2,600	187,902
*	Masimo Corp.	7,494	1,677,307
	McKesson Corp.	20,756	3,061,302
*»	MedCath Corp.	1,565	0
*	MEDNAX, Inc.	13,100	167,025
*	Medpace Holdings, Inc.	3,665	406,595
	Medtronic P.L.C.	185,933	18,699,282
	Merck & Co., Inc.	349,652	26,297,327
#*	Merit Medical Systems, Inc.	7,199	360,310
#	Mesa Laboratories, Inc.	198	51,759
*	Mettler-Toledo International, Inc.	3,400	3,392,894
*	Molina Healthcare, Inc.	8,093	1,509,102
*	Mylan NV	55,136	801,677

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	MyoKardia, Inc.	261	$58,341
*	Myriad Genetics, Inc.	9,000	111,870
	National HealthCare Corp.	1,000	63,300
	National Research Corp.	700	36,260
*	Natus Medical, Inc.	4,206	76,591
#*	Nektar Therapeutics	18,655	295,495
*	Neogen Corp.	6,541	456,169
#*	NeoGenomics, Inc.	11,937	468,288
*	Neurocrine Biosciences, Inc.	12,846	1,267,515
*	NextGen Healthcare, Inc.	6,093	82,865
#*	Novavax, Inc.	866	69,895
*	Novocure, Ltd.	11,747	1,434,309
*	NuVasive, Inc.	7,093	315,142
*	Omnicell, Inc.	5,501	476,112
*	OraSure Technologies, Inc.	4,876	72,847
*	Orthofix Medical, Inc.	2,510	78,463
	Owens & Minor, Inc.	6,767	169,987
*	Pacira BioSciences, Inc.	6,544	342,251
	Patterson Cos., Inc.	10,936	272,033
#*	PDL BioPharma, Inc.	14,616	31,424
*	Pennant Group, Inc.	3,134	130,562
#*	Penumbra, Inc.	4,797	1,252,161
	PerkinElmer, Inc.	16,170	2,094,823
	Perrigo Co. P.L.C.	16,359	717,669
#*	PetIQ, Inc.	3,789	108,214
	Pfizer, Inc.	770,017	27,320,203
*	PRA Health Sciences, Inc.	7,948	774,453
	Premier, Inc., Class A	9,849	322,358
#*	Prestige Consumer Healthcare, Inc.	6,906	228,105
*	Providence Service Corp. (The)	1,602	188,315
	Quest Diagnostics, Inc.	17,526	2,140,626
*	Quidel Corp.	5,538	1,485,790
*	R1 RCM, Inc.	12,353	221,366
*	RadNet, Inc.	1,992	28,904
	Reata Pharmaceuticals Inc., Class A	0	0
*	Regeneron Pharmaceuticals, Inc.	11,305	6,144,946
*	REGENXBIO, Inc.	3,356	96,519
*	Repligen Corp.	5,838	972,436
	ResMed, Inc.	20,050	3,848,397
#*	Retrophin, Inc.	1,459	29,530
#*	Revance Therapeutics, Inc.	2,727	70,575
#*	Rocket Pharmaceuticals, Inc.	687	19,195
#*	Sangamo Therapeutics, Inc.	14,055	145,329
*	Sarepta Therapeutics, Inc.	10,148	1,379,215
*	Seagen, Inc.	16,967	2,830,096
*	SeaSpine Holdings Corp.	866	11,050
*	Select Medical Holdings Corp.	14,748	309,413
#*	STAAR Surgical Co.	2,815	204,087
	STERIS P.L.C.	11,989	2,124,331
	Stryker Corp.	46,708	9,435,483
*	Supernus Pharmaceuticals, Inc.	7,081	130,007
*	Surgalign Holdings, Inc.	5,843	10,167
*	Surmodics, Inc.	1,400	51,450
*	Syneos Health, Inc.	9,745	517,265
#*	Tactile Systems Technology, Inc.	1,413	51,688
*	Tandem Diabetes Care, Inc.	1,026	111,834
*	Taro Pharmaceutical Industries, Ltd.	923	54,115
#*	Teladoc Health, Inc.	9,988	1,962,242
	Teleflex, Inc.	6,387	2,032,535

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Tenet Healthcare Corp.	13,193	$323,756
	Thermo Fisher Scientific, Inc.	54,688	25,873,987
*	Triple-S Management Corp., Class B	2,641	48,911
*	United Therapeutics Corp.	5,524	741,487
	UnitedHealth Group, Inc.	131,466	40,115,535
	Universal Health Services, Inc., Class B	10,287	1,126,941
	US Physical Therapy, Inc.	1,602	127,087
	Utah Medical Products, Inc.	276	22,908
#*	Varex Imaging Corp.	4,622	61,935
*	Varian Medical Systems, Inc.	12,464	2,153,779
*	Veeva Systems, Inc., Class A	19,050	5,144,452
*	Vericel Corp.	2,018	37,394
*	Vertex Pharmaceuticals, Inc.	34,482	7,184,670
#*	Vocera Communications, Inc.	2,138	70,084
*	Waters Corp.	8,611	1,918,703
	West Pharmaceutical Services, Inc.	10,103	2,748,723
#*	Wright Medical Group NV	14,322	438,110
*	Xencor, Inc.	5,879	225,636
	Zimmer Biomet Holdings, Inc.	27,872	3,681,891
	Zoetis, Inc.	66,278	10,508,377
*	Zogenix, Inc.	3,236	68,992

TOTAL HEALTH CARE			591,959,824

INDUSTRIALS — (9.0%)
	3M Co.	73,033	11,682,359
#	AAON, Inc.	7,351	429,372
	AAR Corp.	3,583	69,725
	ABM Industries, Inc.	8,770	304,494
	ACCO Brands Corp.	8,820	46,481
	Acme United Corp.	400	11,280
	Acuity Brands, Inc.	5,098	454,436
	Advanced Drainage Systems, Inc.	7,190	456,062
*	AECOM	22,340	1,001,726
*	Aegion Corp.	4,222	59,572
#*	Aerojet Rocketdyne Holdings, Inc.	11,251	364,757
*	Aerovironment, Inc.	2,727	208,234
	AGCO Corp.	8,730	672,472
	Air Lease Corp.	11,973	326,145
*	Air Transport Services Group, Inc.	8,719	244,481
	Alamo Group, Inc.	1,990	239,457
	Alaska Air Group, Inc.	15,905	602,640
	Albany International Corp., Class A	4,033	205,441
	Allegiant Travel Co.	1,647	221,950
	Allegion P.L.C.	12,795	1,260,308
	Allison Transmission Holdings, Inc.	17,396	628,865
	Altra Industrial Motion Corp.	5,270	225,345
	AMERCO	1,054	365,907
*	Ameresco, Inc., Class A	1,700	65,263
#	American Airlines Group, Inc.	5,300	59,784
*	American Woodmark Corp.	1,498	123,750
	AMETEK, Inc.	31,718	3,114,708
	AO Smith Corp.	17,789	919,513
	Apogee Enterprises, Inc.	3,000	71,670
	Applied Industrial Technologies, Inc.	4,882	298,046
	ARC Document Solutions, Inc.	3,000	3,510
	ArcBest Corp.	3,000	91,560
	Arcosa, Inc.	6,333	292,395
	Argan, Inc.	1,347	55,483
*	Armstrong Flooring, Inc.	2,523	7,468

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Armstrong World Industries, Inc.	7,082	$424,212
*	ASGN, Inc.	5,785	385,744
	Astec Industries, Inc.	2,360	119,888
*	Astronics Corp.	1,186	7,590
#*	Astronics Corp., Class B	2,338	14,963
*	Atkore International Group, Inc.	6,493	134,340
*	Atlas Air Worldwide Holdings, Inc.	3,609	213,508
*	Avis Budget Group, Inc.	10,677	359,495
*	Axon Enterprise, Inc.	8,025	793,673
	AZZ, Inc.	2,800	94,052
	Barnes Group, Inc.	6,294	230,990
	Barrett Business Services, Inc.	825	48,881
*	Beacon Roofing Supply, Inc.	7,278	223,435
*	BMC Stock Holdings, Inc.	7,729	305,991
	Boeing Co. (The)	74,579	10,768,462
	Brady Corp., Class A	6,680	251,970
	Brink’s Co. (The)	6,947	297,540
*	Builders FirstSource, Inc.	15,878	481,103
	BWX Technologies, Inc.	12,816	705,008
	CAI International, Inc.	1,400	36,890
	Carlisle Cos., Inc.	8,398	1,040,260
	Carrier Global Corp.	115,109	3,843,490
*	Casella Waste Systems, Inc., Class A	7,922	427,709
	Caterpillar, Inc.	75,504	11,857,903
*	CBIZ, Inc.	5,600	126,952
*	CECO Environmental Corp.	1,246	8,822
	CH Robinson Worldwide, Inc.	18,522	1,637,900
*	Chart Industries, Inc.	3,701	312,549
#*	Cimpress P.L.C.	3,505	257,267
	Cintas Corp.	11,864	3,731,821
*	CIRCOR International, Inc.	1,580	44,082
*	Clean Harbors, Inc.	7,136	377,994
*	Colfax Corp.	6,482	176,246
	Columbus McKinnon Corp.	2,000	67,780
	Comfort Systems USA, Inc.	4,929	225,748
#*	Commercial Vehicle Group, Inc.	1,374	8,038
	Copa Holdings SA, Class A	3,973	195,789
*	Copart, Inc.	29,306	3,234,210
	CoreLogic, Inc.	11,749	903,851
*	CoStar Group, Inc.	5,234	4,310,775
	Covanta Holding Corp.	6,577	59,719
*	Covenant Logistics Group, Inc.	779	10,727
#*	CPI Aerostructures, Inc.	541	1,233
	CRA International, Inc.	1,072	43,898
	Crane Co.	5,850	296,888
	CSW Industrials, Inc.	1,519	129,920
	CSX Corp.	104,822	8,274,649
	Cubic Corp.	4,150	245,307
	Cummins, Inc.	19,428	4,272,023
	Curtiss-Wright Corp.	5,700	480,852
	Deere & Co.	41,371	9,346,123
	Delta Air Lines, Inc.	83,105	2,546,337
	Deluxe Corp.	5,100	109,344
	Donaldson Co., Inc.	17,602	836,095
	Douglas Dynamics, Inc.	3,141	107,140
	Dover Corp.	19,891	2,202,133
*	Ducommun, Inc.	1,100	36,190
*	DXP Enterprises, Inc.	1,275	19,941
*	Dycom Industries, Inc.	3,988	258,981

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Eastern Co. (The)	600	$12,282
	Eaton Corp. P.L.C.	54,404	5,646,591
*	Echo Global Logistics, Inc.	2,925	78,887
	EMCOR Group, Inc.	8,359	570,000
	Emerson Electric Co.	83,357	5,400,700
	Encore Wire Corp.	3,200	147,872
	Enerpac Tool Group Corp.	7,200	128,376
	EnerSys	5,842	418,287
	Ennis, Inc.	2,716	41,392
	EnPro Industries, Inc.	3,009	177,591
	Equifax, Inc.	17,466	2,385,856
	ESCO Technologies, Inc.	4,375	366,144
*	Evoqua Water Technologies Corp.	8,192	187,843
	Expeditors International of Washington, Inc.	23,436	2,071,039
	Exponent, Inc.	7,325	509,747
	Fastenal Co.	79,300	3,428,139
	Federal Signal Corp.	8,821	252,986
	FedEx Corp.	34,241	8,884,512
	Flowserve Corp.	13,500	393,120
	Fluor Corp.	16,171	183,541
*	Forrester Research, Inc.	1,137	42,001
	Fortive Corp.	41,017	2,526,647
	Fortune Brands Home & Security, Inc.	19,232	1,555,292
	Forward Air Corp.	4,083	257,107
*	Franklin Covey Co.	1,500	25,380
	Franklin Electric Co., Inc.	5,400	322,542
*	FTI Consulting, Inc.	5,774	568,508
#	GATX Corp.	4,700	320,916
*	Gencor Industries, Inc.	600	6,936
*	Generac Holdings, Inc.	8,628	1,813,174
	General Dynamics Corp.	31,375	4,120,479
	General Electric Co.	1,109,829	8,234,931
*	Gibraltar Industries, Inc.	4,240	243,588
*	GMS, Inc.	4,371	98,785
*	Goldfield Corp. (The)	1,983	9,181
	Gorman-Rupp Co. (The)	2,441	75,793
*	GP Strategies Corp.	1,526	14,726
	Graco, Inc.	24,201	1,498,042
	Graham Corp.	1,500	19,800
	Granite Construction, Inc.	6,432	124,202
*	Great Lakes Dredge & Dock Corp.	6,665	68,849
	Greenbrier Cos., Inc. (The)	4,212	113,640
	Griffon Corp.	5,003	107,264
	H&E Equipment Services, Inc.	3,851	81,025
#	Hawaiian Holdings, Inc.	5,838	80,856
*	HD Supply Holdings, Inc.	22,375	891,868
#	Healthcare Services Group, Inc.	9,573	219,030
	Heartland Express, Inc.	5,162	94,516
#	HEICO Corp.	6,163	647,423
	HEICO Corp., Class A	11,035	1,031,773
	Heidrick & Struggles International, Inc.	1,861	42,524
	Helios Technologies, Inc.	3,335	139,536
*	Herc Holdings, Inc.	1,561	69,246
	Herman Miller, Inc.	7,886	240,286
#*	Hertz Global Holdings, Inc.	11,898	8,329
#	Hexcel Corp.	10,988	367,878
	Hillenbrand, Inc.	1	29
	HNI Corp.	5,673	184,656
	Honeywell International, Inc.	97,200	16,033,140

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Howmet Aerospace, Inc.	50,495	$871,039
*	Hub Group, Inc., Class A	4,335	217,314
	Hubbell, Inc.	7,536	1,096,563
*	Hudson Global, Inc.	314	3,234
	Huntington Ingalls Industries, Inc.	5,791	854,057
	Hurco Cos., Inc.	883	26,349
*	Huron Consulting Group, Inc.	2,384	90,258
	Hyster-Yale Materials Handling, Inc.	1,066	45,198
*	IAA, Inc.	19,875	1,124,726
	ICF International, Inc.	1,950	127,511
	IDEX Corp.	10,641	1,813,120
#*	IES Holdings, Inc.	858	27,387
	Illinois Tool Works, Inc.	44,127	8,643,597
*	Ingersoll Rand, Inc.	43,788	1,529,953
	Innovative Solutions & Support, Inc.	1,906	11,684
	Insperity, Inc.	5,654	432,983
	Insteel Industries, Inc.	2,000	43,520
	Interface, Inc.	8,046	49,322
	ITT, Inc.	12,990	786,025
	Jacobs Engineering Group, Inc.	18,846	1,790,370
	JB Hunt Transport Services, Inc.	12,057	1,467,819
*	JELD-WEN Holding, Inc.	7,812	164,286
*	JetBlue Airways Corp.	26,500	317,205
	John Bean Technologies Corp.	4,198	352,506
	Johnson Controls International P.L.C.	102,350	4,320,193
	Kadant, Inc.	1,300	149,656
	Kaman Corp.	3,749	148,685
	Kansas City Southern	13,035	2,295,985
	KAR Auction Services, Inc.	16,984	247,287
	Kelly Services, Inc., Class A	2,829	49,168
#	Kennametal, Inc.	11,431	354,361
	Kforce, Inc.	3,290	114,163
	Kimball International, Inc., Class B	5,042	51,933
*	Kirby Corp.	7,885	303,494
	Knight-Swift Transportation Holdings, Inc.	16,385	622,466
	Knoll, Inc.	5,103	58,480
	Korn Ferry	6,571	198,378
*	Kratos Defense & Security Solutions, Inc.	11,735	221,674
	L3Harris Technologies, Inc.	29,952	4,825,567
	Landstar System, Inc.	5,210	649,687
*	Lawson Products, Inc.	649	26,745
*	LB Foster Co., Class A	581	7,878
	Lennox International, Inc.	4,757	1,292,287
	Lincoln Electric Holdings, Inc.	8,460	861,397
	Lindsay Corp.	1,349	142,050
	Lockheed Martin Corp.	34,476	12,071,082
	LSI Industries, Inc.	2,400	16,416
*	Lydall, Inc.	2,435	48,189
	Macquarie Infrastructure Corp.	9,515	245,487
*	Manitowoc Co., Inc. (The)	2,711	20,414
	ManpowerGroup, Inc.	8,043	545,878
	Marten Transport, Ltd.	8,394	128,806
	Masco Corp.	36,440	1,953,184
*	Masonite International Corp.	896	78,848
#*	MasTec, Inc.	8,119	403,027
	Matson, Inc.	5,500	285,725
	Matthews International Corp., Class A	3,280	71,602
	McGrath RentCorp.	2,786	159,025
*	Mercury Systems, Inc.	6,319	435,253

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Meritor, Inc.	9,597	$233,591
#*	Middleby Corp. (The)	7,154	712,109
	Miller Industries, Inc.	1,421	42,545
*	Mistras Group, Inc.	1,002	3,727
	Moog, Inc., Class A	3,953	246,628
*	MRC Global, Inc.	9,795	41,727
	MSA Safety, Inc.	5,210	687,303
	MSC Industrial Direct Co., Inc., Class A	5,817	405,212
	Mueller Industries, Inc.	5,800	167,794
	Mueller Water Products, Inc., Class A	20,622	213,644
*	MYR Group, Inc.	2,509	107,260
	National Presto Industries, Inc.	737	61,237
*	Navistar International Corp.	4,516	194,685
	Nielsen Holdings P.L.C.	42,748	577,525
	Nordson Corp.	7,302	1,412,426
	Norfolk Southern Corp.	35,342	7,390,719
	Northrop Grumman Corp.	22,019	6,381,547
*	NOW, Inc.	15,137	61,608
*	NV5 Global, Inc.	1,435	80,475
	nVent Electric P.L.C.	22,197	400,656
	Old Dominion Freight Line, Inc.	13,069	2,487,946
	Omega Flex, Inc.	302	45,209
	Oshkosh Corp.	9,200	619,712
	Otis Worldwide Corp.	53,818	3,297,967
	Owens Corning	13,944	912,914
	PACCAR, Inc.	44,718	3,818,023
*	PAM Transportation Services, Inc.	235	9,306
	Park Aerospace Corp.	2,539	26,888
	Parker-Hannifin Corp.	17,893	3,728,185
	Park-Ohio Holdings Corp.	500	9,870
	Pentair P.L.C.	22,197	1,104,523
*	Perma-Pipe International Holdings, Inc.	996	5,418
*	PGT Innovations, Inc.	7,509	124,499
	Pitney Bowes, Inc.	16,640	88,358
	Powell Industries, Inc.	700	16,541
	Primoris Services Corp.	3,853	72,706
*	Proto Labs, Inc.	4,110	485,309
	Quanex Building Products Corp.	3,800	69,160
	Quanta Services, Inc.	19,209	1,199,218
	Raven Industries, Inc.	3,878	85,006
	Raytheon Technologies Corp.	194,847	10,584,089
*	RBC Bearings, Inc.	3,951	470,367
	Regal Beloit Corp.	5,376	530,342
	Republic Services, Inc.	31,068	2,739,266
*	Resideo Technologies, Inc.	14,997	151,170
	Resources Connection, Inc.	4,226	45,387
	Rexnord Corp.	15,137	485,595
	Robert Half International, Inc.	15,993	810,685
	Rockwell Automation, Inc.	16,018	3,798,188
	Rollins, Inc.	21,881	1,265,816
	Roper Technologies, Inc.	14,112	5,240,350
	Rush Enterprises, Inc., Class A	4,374	156,764
	Ryder System, Inc.	6,304	310,535
*	Saia, Inc.	4,202	620,467
	Schneider National, Inc., Class B	7,128	157,244
*	Sensata Technologies Holding P.L.C.	15,620	682,750
	Shyft Group, Inc. (The)	3,375	65,171
*	SIFCO Industries, Inc.	100	355
	Simpson Manufacturing Co., Inc.	6,128	543,676

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	SiteOne Landscape Supply, Inc.	4,819	$575,822
	SkyWest, Inc.	5,941	172,467
	Snap-on, Inc.	6,656	1,048,520
	Southwest Airlines Co.	68,480	2,707,014
*	SP Plus Corp.	2,343	43,181
	Spirit AeroSystems Holdings, Inc., Class A	11,500	209,185
*	Spirit Airlines, Inc.	8,251	144,970
*	SPX Corp.	7,521	318,815
*	SPX FLOW, Inc.	5,735	242,877
	Standex International Corp.	1,820	113,004
	Stanley Black & Decker, Inc.	20,397	3,389,981
	Steelcase, Inc., Class A	8,272	86,360
*	Stericycle, Inc.	12,583	783,921
#*	Sunrun, Inc.	12,203	634,800
	Systemax, Inc.	373	10,604
*	Team, Inc.	2,701	14,477
*	Teledyne Technologies, Inc.	4,813	1,487,939
	Tennant Co.	2,411	143,744
	Terex Corp.	7,500	185,175
	Tetra Tech, Inc.	8,557	863,487
*	Textainer Group Holdings, Ltd.	2,100	30,366
	Textron, Inc.	31,299	1,120,504
*	Thermon Group Holdings, Inc.	2,619	26,426
	Timken Co. (The)	8,560	511,032
*	Titan Machinery, Inc.	1,496	22,425
	Toro Co. (The)	14,747	1,210,729
*	TPI Composites, Inc.	2,700	89,424
	Trane Technologies P.L.C.	33,295	4,419,911
	TransDigm Group, Inc.	6,697	3,197,215
	TransUnion	26,686	2,125,807
#*	Trex Co., Inc.	18,864	1,311,803
*	TriMas Corp.	6,804	165,541
*	TriNet Group, Inc.	5,773	397,875
	Trinity Industries, Inc.	13,726	258,598
	Triton International, Ltd.	5,967	220,063
*	TrueBlue, Inc.	4,971	77,150
#*	Tutor Perini Corp.	500	6,755
*	Twin Disc, Inc.	668	3,380
	UFP Industries, Inc.	8,425	420,492
	UniFirst Corp.	1,640	268,648
	Union Pacific Corp.	94,443	16,734,355
*	United Airlines Holdings, Inc.	30,370	1,028,328
	United Parcel Service, Inc., Class B	98,260	15,437,629
*	United Rentals, Inc.	7,428	1,324,338
*	Univar Solutions, Inc.	11,753	194,982
	Universal Logistics Holdings, Inc.	741	14,620
#	US Ecology, Inc.	3,770	115,060
*	USA Truck, Inc.	1,136	9,736
	Valmont Industries, Inc.	2,900	411,655
*	Vectrus, Inc.	1,092	43,156
	Verisk Analytics, Inc.	21,763	3,873,161
*	Veritiv Corp.	831	11,966
#	Viad Corp.	2,808	56,160
*	Vicor Corp.	1,200	93,600
*	Virco Manufacturing Corp.	1,620	3,175
	Wabash National Corp.	6,947	99,064
	Waste Management, Inc.	58,724	6,336,907
#	Watsco, Inc.	4,339	972,543
	Watts Water Technologies, Inc., Class A	3,317	367,424

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Welbilt, Inc.	17,790	$108,163
	Werner Enterprises, Inc.	7,998	304,084
*	WESCO International, Inc.	3,167	130,607
	Westinghouse Air Brake Technologies Corp.	22,450	1,331,285
*	Willis Lease Finance Corp.	400	8,484
*	WillScot Mobile Mini Holdings Corp.	23,851	443,152
	Woodward, Inc.	6,716	534,258
	WW Grainger, Inc.	6,400	2,240,128
#*	XPO Logistics, Inc.	12,998	1,169,820
	Xylem, Inc.	23,955	2,087,439

TOTAL INDUSTRIALS			382,857,538

INFORMATION TECHNOLOGY — (27.8%)
#*	2U, Inc.	6,992	257,655
#*	3D Systems Corp.	15,000	85,350
*	Acacia Communications, Inc.	2,873	194,617
	Accenture P.L.C., Class A	87,186	18,911,515
*	ACI Worldwide, Inc.	15,500	452,135
#*	ADDvantage Technologies Group, Inc.	400	752
*	Adobe, Inc.	67,212	30,050,485
	ADTRAN, Inc.	5,562	59,458
*	Advanced Energy Industries, Inc.	5,265	355,230
*	Advanced Micro Devices, Inc.	183,772	13,836,194
*	Agilysys, Inc.	2,000	54,160
*	Akamai Technologies, Inc.	21,995	2,092,164
*	Alarm.com Holdings, Inc.	5,092	297,016
*	Alithya Group, Inc., Class A	1,191	2,858
	Alliance Data Systems Corp.	4,582	236,156
*	Alpha & Omega Semiconductor, Ltd.	1,918	30,419
#*	Altair Engineering, Inc., Class A	3,942	169,624
#*	Alteryx, Inc., Class A	7,381	925,208
*	Ambarella, Inc.	4,616	252,357
	Amdocs, Ltd.	17,972	1,013,261
	American Software, Inc., Class A	2,676	39,284
*	Amkor Technology, Inc.	20,848	247,049
	Amphenol Corp., Class A	41,589	4,692,903
	Analog Devices, Inc.	51,006	6,045,741
#*	Anaplan, Inc.	13,462	745,122
*	ANSYS, Inc.	11,855	3,608,306
*	Appfolio, Inc., Class A	2,372	338,888
	Apple, Inc.	2,411,332	262,497,602
	Applied Materials, Inc.	126,522	7,493,898
#*	Arista Networks, Inc.	7,232	1,510,765
*	Arlo Technologies, Inc.	7,824	34,895
*	Arrow Electronics, Inc.	10,975	854,843
*	Aspen Technology, Inc.	9,412	1,033,532
*	Atlassian Corp. P.L.C., Class A	16,761	3,211,743
*	Autodesk, Inc.	30,303	7,137,569
	Automatic Data Processing, Inc.	59,878	9,458,329
*	Avalara, Inc.	10,106	1,506,299
*	Avaya Holdings Corp.	10,935	188,082
*	Avid Technology, Inc.	3,837	35,761
	Avnet, Inc.	13,700	337,979
*	Aware, Inc.	1,934	5,106
*	Axcelis Technologies, Inc.	6,777	149,568
*	AXT, Inc.	3,074	18,290
#	Badger Meter, Inc.	4,800	352,032
	Bel Fuse, Inc., Class B	1,175	13,759
	Belden, Inc.	5,549	171,353

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	4,988	$103,900
*	Black Knight, Inc.	21,886	1,924,874
	Blackbaud, Inc.	6,285	310,102
#*	Blackline, Inc.	1,310	127,961
	Booz Allen Hamilton Holding Corp.	20,028	1,572,198
*	Bottomline Technologies De, Inc.	5,665	225,014
	Broadcom, Inc.	55,793	19,506,907
	Broadridge Financial Solutions, Inc.	16,317	2,245,219
	Brooks Automation, Inc.	8,686	405,636
*	CACI International, Inc., Class A	3,815	795,542
*	Cadence Design Systems, Inc.	40,107	4,386,503
*	CalAmp Corp.	2,813	19,916
*	Calix, Inc.	3,886	90,971
*	Cardtronics P.L.C., Class A	5,201	92,630
	Cass Information Systems, Inc.	1,475	57,850
	CDK Global, Inc.	16,722	720,718
	CDW Corp.	19,663	2,410,684
#*	Cerence, Inc.	5,094	278,031
*	Ceridian HCM Holding, Inc.	11,796	1,017,051
*	CEVA, Inc.	3,028	122,089
*	Ciena Corp.	22,310	878,791
*	Cirrus Logic, Inc.	7,925	545,795
	Cisco Systems, Inc.	583,707	20,955,081
	Citrix Systems, Inc.	16,501	1,869,068
*	Clearfield, Inc.	574	12,014
	CMC Materials, Inc.	4,300	611,417
	Cognex Corp.	24,173	1,593,001
	Cognizant Technology Solutions Corp., Class A	69,240	4,945,121
*	Coherent, Inc.	3,248	406,455
	Cohu, Inc.	4,183	90,897
	Communications Systems, Inc.	901	3,577
*	CommVault Systems, Inc.	5,587	221,189
	Comtech Telecommunications Corp.	3,063	44,107
*	Conduent, Inc.	22,501	78,416
#*	Cornerstone OnDemand, Inc.	1,429	54,288
	Corning, Inc.	108,143	3,457,332
*	Coupa Software, Inc.	9,364	2,506,743
#*	Cree, Inc.	14,882	946,495
	CSG Systems International, Inc.	4,900	185,612
	CTS Corp.	5,571	153,982
*	CyberOptics Corp.	1,199	27,625
	Daktronics, Inc.	4,150	16,185
*	Dell Technologies, Inc., Class C	23,492	1,415,628
*	Digi International, Inc.	2,040	30,049
*	Digital Turbine, Inc.	8,176	234,324
*	Diodes, Inc.	6,555	379,076
#*	DocuSign, Inc.	15,249	3,084,110
	Dolby Laboratories, Inc., Class A	8,303	623,389
*	Dropbox, Inc., Class A	21,949	400,789
*	DSP Group, Inc.	3,034	39,958
	DXC Technology Co.	34,959	643,945
#	Ebix, Inc.	2,616	47,245
*	EchoStar Corp., Class A	6,561	151,953
*	Elastic N.V.	3,150	319,441
*	EMCORE Corp.	827	2,696
*	Endurance International Group Holdings, Inc.	7,661	44,510
#*	Enphase Energy, Inc.	13,673	1,341,185
	Entegris, Inc.	20,172	1,508,260
*	Envestnet, Inc.	7,023	538,945

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	EPAM Systems, Inc.	7,736	$2,390,037
*	ePlus, Inc.	1,395	94,176
*	Euronet Worldwide, Inc.	7,086	629,520
	EVERTEC, Inc.	10,804	359,557
*	Evo Payments, Inc., Class A	5,258	110,786
*	ExlService Holdings, Inc.	4,142	313,715
*	F5 Networks, Inc.	8,448	1,123,077
*	Fabrinet	5,460	327,709
*	Fair Isaac Corp.	4,225	1,653,876
*	FARO Technologies, Inc.	2,100	126,504
	Fidelity National Information Services, Inc.	86,213	10,741,278
#*	FireEye, Inc.	23,894	330,693
#*	First Solar, Inc.	10,929	951,315
*	Fiserv, Inc.	78,256	7,471,100
*	Fitbit, Inc., Class A	18,335	129,078
*	Five9, Inc.	300	45,516
*	FleetCor Technologies, Inc.	11,933	2,636,119
*	Flex, Ltd.	67,259	951,715
	FLIR Systems, Inc.	17,603	610,648
*	FormFactor, Inc.	12,892	365,488
*	Fortinet, Inc.	19,527	2,155,195
*	Frequency Electronics, Inc.	798	7,294
*	Gartner, Inc.	11,479	1,378,628
	Genpact, Ltd.	22,661	778,859
	Global Payments, Inc.	41,646	6,569,240
*	Globant SA	4,910	886,795
*	GoDaddy, Inc., Class A	22,740	1,608,628
*	GSI Technology, Inc.	2,032	12,416
#*	Guidewire Software, Inc.	11,718	1,126,217
	Hackett Group, Inc. (The)	5,500	71,060
#*	Harmonic, Inc.	10,205	60,618
	Hewlett Packard Enterprise Co.	180,706	1,561,300
	HP, Inc.	203,221	3,649,849
*	HubSpot, Inc.	6,133	1,778,999
*	Ichor Holdings, Ltd.	1,685	39,193
*	IEC Electronics Corp.	638	6,106
#*	II-VI, Inc.	4,886	222,166
#*	Impinj, Inc.	2,300	58,673
#*	Infinera Corp.	23,036	144,205
#*	Inphi Corp.	5,422	757,779
*	Insight Enterprises, Inc.	4,020	214,467
	Intel Corp.	589,556	26,105,540
	InterDigital, Inc.	4,500	251,910
	International Business Machines Corp.	114,850	12,824,151
*	Intevac, Inc.	2,384	12,588
	Intuit, Inc.	35,792	11,263,027
*	IPG Photonics Corp.	4,920	914,923
*	Iteris, Inc.	600	2,262
*	Itron, Inc.	5,489	372,978
#*	j2 Global, Inc.	6,237	423,368
	Jabil, Inc.	21,394	708,997
	Jack Henry & Associates, Inc.	11,132	1,650,319
	Juniper Networks, Inc.	42,678	841,610
	KBR, Inc.	19,579	436,416
*	Key Tronic Corp.	749	5,722
*	Keysight Technologies, Inc.	25,991	2,725,676
*	Kimball Electronics, Inc.	1,875	22,725
	KLA Corp.	22,115	4,360,636
*	Knowles Corp.	11,789	167,993

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Kulicke & Soffa Industries, Inc.	8,552	$223,549
*	KVH Industries, Inc.	2,000	17,380
	Lam Research Corp.	19,485	6,665,429
*	Lattice Semiconductor Corp.	18,052	630,015
	Leidos Holdings, Inc.	18,908	1,569,364
#*	Limelight Networks, Inc.	14,758	52,096
	Littelfuse, Inc.	3,039	601,540
*	LiveRamp Holdings, Inc.	9,839	650,260
#*	Lumentum Holdings, Inc.	9,180	759,094
#*	MACOM Technology Solutions Holdings, Inc.	790	28,835
#*	MagnaChip Semiconductor Corp.	2,100	28,749
*	Manhattan Associates, Inc.	10,041	858,505
	ManTech International Corp., Class A	4,027	261,272
	Marvell Technology Group, Ltd.	94,766	3,554,673
	Mastercard, Inc., Class A	123,751	35,719,489
	Maxim Integrated Products, Inc.	37,289	2,597,179
	MAXIMUS, Inc.	8,503	574,633
*	MaxLinear, Inc.	8,902	235,369
	Methode Electronics, Inc.	5,669	174,435
#	Microchip Technology, Inc.	33,849	3,556,853
*	Micron Technology, Inc.	155,454	7,825,554
	Microsoft Corp.	995,967	201,653,438
*	MicroStrategy, Inc., Class A	451	75,349
*	Mimecast, Ltd.	5,710	218,179
	MKS Instruments, Inc.	7,490	811,841
#*	MongoDB, Inc.	6,635	1,515,898
	Monolithic Power Systems, Inc.	5,983	1,912,167
	Motorola Solutions, Inc.	23,431	3,703,504
	MTS Systems Corp.	2,598	63,079
	National Instruments Corp.	16,711	522,720
*	NCR Corp.	16,791	341,193
	NetApp, Inc.	32,943	1,445,868
*	NETGEAR, Inc.	3,951	121,770
*	Netscout Systems, Inc.	9,937	203,907
	NIC, Inc.	8,518	190,974
	NortonLifeLock, Inc.	77,552	1,595,245
*	Novanta, Inc.	4,534	492,936
#*	Nuance Communications, Inc.	40,758	1,300,588
	NVIDIA Corp.	83,317	41,771,811
*	Okta, Inc.	15,927	3,341,962
*	ON Semiconductor Corp.	51,755	1,298,533
*	OneSpan, Inc.	601	13,180
*	Onto Innovation, Inc.	11,380	364,957
*	Optical Cable Corp.	668	1,784
	Oracle Corp.	297,125	16,671,684
*	OSI Systems, Inc.	2,078	160,338
*	Palo Alto Networks, Inc.	13,336	2,949,790
#*	PAR Technology Corp.	1,750	64,698
	Paychex, Inc.	44,428	3,654,203
*	Paycom Software, Inc.	7,182	2,614,894
*	Paylocity Holding Corp.	4,802	890,867
*	PayPal Holdings, Inc.	159,367	29,662,980
	PC Connection, Inc.	1,900	86,545
#*	PDF Solutions, Inc.	3,109	58,263
	Pegasystems, Inc.	4,961	574,881
*	Perceptron, Inc.	528	3,643
*	Perficient, Inc.	2,556	100,093
	Perspecta, Inc.	19,232	344,830
*	Photronics, Inc.	5,488	53,508

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Plexus Corp.	3,889	$270,441
	Power Integrations, Inc.	8,732	525,754
*	PRGX Global, Inc.	2,100	11,424
	Progress Software Corp.	6,750	245,498
*	Proofpoint, Inc.	7,835	750,123
*	PTC, Inc.	14,723	1,234,965
*	Pure Storage, Inc., Class A	32,390	521,479
	QAD, Inc., Class A	739	30,920
	QAD, Inc., Class B	184	5,354
*	Qorvo, Inc.	15,862	2,020,184
	QUALCOMM, Inc.	156,365	19,289,186
#*	Qualys, Inc.	4,950	434,857
*	Rambus, Inc.	13,613	187,723
#*	RealPage, Inc.	10,877	605,740
#*	Ribbon Communications, Inc.	7,000	30,170
*	RingCentral, Inc., Class A	10,730	2,771,988
*	Rogers Corp.	2,468	299,171
#	Sabre Corp.	37,775	246,293
#*	Sailpoint Technologies Holdings, Inc.	5,468	226,977
*	salesforce.com, Inc.	118,653	27,559,532
*	Sanmina Corp.	8,298	202,803
*	ScanSource, Inc.	2,184	43,898
	Science Applications International Corp.	8,020	612,487
#	Seagate Technology P.L.C.	34,199	1,635,396
*	Semtech Corp.	9,964	546,924
*	ServiceNow, Inc.	26,080	12,976,626
*	Silicon Laboratories, Inc.	5,917	606,256
	Skyworks Solutions, Inc.	23,303	3,292,481
#*	Slack Technologies, Inc., Class A	24,226	619,701
*	SolarEdge Technologies, Inc.	6,275	1,617,005
#*	SolarWinds Corp.	2,500	51,075
*	Splunk, Inc.	21,856	4,328,362
*	SPS Commerce, Inc.	5,228	447,465
*	Square, Inc., Class A	48,753	7,550,865
	SS&C Technologies Holdings, Inc.	30,412	1,800,999
*	Steel Connect, Inc.	5,100	2,958
*	Super Micro Computer, Inc.	2,900	65,888
*	Sykes Enterprises, Inc.	5,295	181,301
#*	Synaptics, Inc.	4,600	352,682
	SYNNEX Corp.	4,883	642,798
*	Synopsys, Inc.	20,768	4,441,444
	TE Connectivity, Ltd.	46,031	4,459,483
#*	Teradata Corp.	14,485	266,089
	Teradyne, Inc.	24,034	2,111,387
	Texas Instruments, Inc.	126,624	18,308,564
#*	Trade Desk, Inc. (The), Class A	5,324	3,015,780
	TransAct Technologies, Inc.	600	4,290
*	Trimble, Inc.	33,593	1,616,831
	TTEC Holdings, Inc.	2,400	131,472
#*	TTM Technologies, Inc.	10,121	120,136
*	Twilio, Inc., Class A	11,933	3,328,949
*	Tyler Technologies, Inc.	5,539	2,129,081
#	Ubiquiti, Inc.	940	174,473
*	Ultra Clean Holdings, Inc.	5,216	111,049
*	Unisys Corp.	8,665	113,858
	Universal Display Corp.	5,478	1,086,342
*	Upland Software, Inc.	2,329	97,166
*	Veeco Instruments, Inc.	5,634	71,721
*	Verint Systems, Inc.	8,843	429,062

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	VeriSign, Inc.	14,705	$2,804,243
#*	ViaSat, Inc.	5,549	188,111
*	Viavi Solutions, Inc.	31,451	388,420
*	Virtusa Corp.	3,423	172,177
	Visa, Inc., Class A	233,571	42,442,186
	Vishay Intertechnology, Inc.	16,928	274,572
*	Vishay Precision Group, Inc.	1,973	47,135
#*	VMware, Inc., Class A	10,893	1,402,256
*	Vontier Corp.	16,406	471,508
	Wayside Technology Group, Inc.	152	3,362
	Western Digital Corp.	37,982	1,433,061
	Western Union Co. (The)	58,396	1,135,218
*	WEX, Inc.	5,640	713,742
*	Workday, Inc., Class A	23,359	4,908,193
	Xerox Holdings Corp.	23,092	401,339
	Xilinx, Inc.	33,783	4,009,704
	Xperi Holding Corp.	12,766	158,298
*	Zebra Technologies Corp., Class A	7,337	2,081,067
*	Zendesk, Inc.	15,467	1,715,909
#*	Zscaler, Inc.	9,124	1,238,583

TOTAL INFORMATION TECHNOLOGY			1,175,656,620

MATERIALS — (2.8%)
*	AdvanSix, Inc.	3,590	54,640
	Air Products & Chemicals, Inc.	30,719	8,485,817
	Albemarle Corp.	15,110	1,408,403
*	Alcoa Corp.	24,518	316,773
*	Allegheny Technologies, Inc.	16,928	155,907
	Amcor P.L.C	101,003	1,053,461
	American Vanguard Corp.	2,950	38,114
	AptarGroup, Inc.	8,000	912,720
*	Arconic Corp.	14,750	320,665
	Ashland Global Holdings, Inc.	7,844	547,276
	Avery Dennison Corp.	11,601	1,605,462
	Avient Corp.	2,032	63,134
*	Axalta Coating Systems, Ltd.	16,787	421,522
	Balchem Corp.	4,312	430,984
	Ball Corp.	44,782	3,985,598
*	Berry Global Group, Inc.	18,231	850,112
	Boise Cascade Co.	6,152	236,114
	Cabot Corp.	7,768	295,262
	Carpenter Technology Corp.	6,401	111,889
	Celanese Corp.	17,215	1,954,075
*	Century Aluminum Co.	6,661	43,829
	CF Industries Holdings, Inc.	28,317	781,832
	Chase Corp.	1,300	123,708
	Chemours Co. (The)	19,364	389,991
*	Clearwater Paper Corp.	2,200	81,730
*	Coeur Mining, Inc.	34,065	240,840
	Commercial Metals Co.	14,074	290,628
	Compass Minerals International, Inc.	4,658	281,250
*	Core Molding Technologies, Inc.	389	2,991
	Corteva, Inc.	94,900	3,129,802
*	Crown Holdings, Inc.	19,459	1,669,582
	Domtar Corp.	7,594	181,345
	Dow, Inc.	95,366	4,338,199
	DuPont de Nemours, Inc.	93,041	5,292,172
	Eagle Materials, Inc.	4,745	404,511
	Eastman Chemical Co.	18,808	1,520,439

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Ecolab, Inc.	34,530	$6,339,363
*	Element Solutions, Inc.	23,645	277,119
*	Ferro Corp.	10,185	130,979
»	Ferroglobe Representation & Warranty Insurance Trust	6,858	0
	FMC Corp.	18,100	1,859,594
	Freeport-McMoRan, Inc.	185,978	3,224,859
	Friedman Industries, Inc.	599	3,354
	FutureFuel Corp.	1,256	14,934
*	GCP Applied Technologies, Inc.	6,522	142,245
	Glatfelter Corp.	4,200	59,934
	Graphic Packaging Holding Co.	35,989	478,294
	Greif, Inc., Class A	3,457	140,320
	Hawkins, Inc.	888	41,478
	Haynes International, Inc.	1,733	28,092
	HB Fuller Co.	6,500	294,125
	Hecla Mining Co.	47,181	216,089
	Huntsman Corp.	27,310	663,360
*	Ingevity Corp.	5,084	279,010
	Innospec, Inc.	3,975	262,906
#	International Flavors & Fragrances, Inc.	10,654	1,093,740
	International Paper Co.	47,791	2,090,856
	Kaiser Aluminum Corp.	1,800	113,274
*	Koppers Holdings, Inc.	1,900	42,617
*	Kraton Corp.	4,383	124,039
#	Kronos Worldwide, Inc.	2,426	32,314
	Linde P.L.C.	72,802	16,041,193
#*	Livent Corp.	16,928	181,976
	Louisiana-Pacific Corp.	17,000	485,860
	LyondellBasell Industries NV, Class A	34,179	2,339,553
	Martin Marietta Materials, Inc.	8,399	2,237,074
	Materion Corp.	4,330	221,653
	Mercer International, Inc.	3,588	22,569
	Minerals Technologies, Inc.	4,300	235,167
	Mosaic Co. (The)	39,149	724,256
	Myers Industries, Inc.	3,889	55,768
	Neenah, Inc.	1,500	56,445
	NewMarket Corp.	1,212	433,520
	Newmont Corp.	105,809	6,649,038
	Northern Technologies International Corp.	600	4,806
	Nucor Corp.	38,635	1,845,208
	O-I Glass, Inc.	19,727	186,026
	Olin Corp.	21,720	359,466
	Packaging Corp. of America	12,843	1,470,395
	PPG Industries, Inc.	32,665	4,237,304
*	Rayonier Advanced Materials, Inc.	4,767	16,351
	Reliance Steel & Aluminum Co.	9,186	1,001,182
	Royal Gold, Inc.	9,190	1,091,864
	RPM International, Inc.	18,490	1,565,548
	Schnitzer Steel Industries, Inc., Class A	1,369	28,749
	Schweitzer-Mauduit International, Inc.	3,186	105,775
	Scotts Miracle-Gro Co. (The)	5,865	880,043
	Sealed Air Corp.	21,112	835,824
	Sensient Technologies Corp.	5,521	361,239
	Sherwin-Williams Co. (The)	11,353	7,810,637
	Silgan Holdings, Inc.	11,200	385,840
	Sonoco Products Co.	11,872	580,422
#	Southern Copper Corp.	10,534	551,350
	Steel Dynamics, Inc.	28,941	911,063
	Stepan Co.	2,863	333,368

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Summit Materials, Inc., Class A	11,741	$207,698
	SunCoke Energy, Inc.	6,923	24,161
#*	Synalloy Corp.	737	3,825
*	TimkenSteel Corp.	4,280	16,564
*	Trecora Resources	613	3,629
	Tredegar Corp.	2,230	32,513
	Trinseo SA	4,209	133,930
*	Tronox Holdings P.L.C., Class A	11,867	115,941
	United States Lime & Minerals, Inc.	353	32,723
#	United States Steel Corp.	20,893	201,826
*	Universal Stainless & Alloy Products, Inc.	545	2,959
#*	US Concrete, Inc.	1,426	48,427
	Valvoline, Inc.	20,335	399,989
	Verso Corp., Class A	3,938	30,638
	Vulcan Materials Co.	17,700	2,563,668
	Warrior Met Coal, Inc.	4,151	62,265
	Westlake Chemical Corp.	5,120	346,214
	WestRock Co.	30,706	1,153,010
	Worthington Industries, Inc.	5,620	276,560
	WR Grace & Co.	4,352	189,268

TOTAL MATERIALS			120,066,012

REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	43,132	2,173,853
#	CTO Realty Growth, Inc.	681	30,052
*	Forestar Group, Inc.	384	6,390
*	Howard Hughes Corp. (The)	5,344	332,343
#	Jones Lang LaSalle, Inc.	6,565	740,926
	Kennedy-Wilson Holdings, Inc.	15,273	201,298
*	Marcus & Millichap, Inc.	2,977	92,972
	Newmark Group, Inc., Class A	19,812	93,810
*	Rafael Holdings, Inc., Class B	900	14,760
	RE/MAX Holdings, Inc., Class A	2,494	80,656
#*	Redfin Corp.	7,246	302,665
#*	St Joe Co. (The)	4,493	121,491
*	Tejon Ranch Co.	1,978	27,118

TOTAL REAL ESTATE			4,218,334

UTILITIES — (3.1%)
	AES Corp.	92,728	1,808,196
	ALLETE, Inc.	7,126	367,559
	Alliant Energy Corp.	34,330	1,897,762
	Ameren Corp.	34,396	2,790,204
	American Electric Power Co., Inc.	69,469	6,247,347
	American States Water Co.	6,335	473,161
	American Water Works Co., Inc.	25,651	3,860,732
	Artesian Resources Corp., Class A	471	16,593
#	Atlantica Sustainable Infrastructure P.L.C	9,595	282,957
	Atmos Energy Corp.	16,887	1,548,031
	Avangrid, Inc.	10,600	523,004
	Avista Corp.	9,259	307,584
	Black Hills Corp.	8,634	489,202
	Brookfield Renewable Corp., Class A	1,369	91,408
	California Water Service Group	6,703	298,753
	CenterPoint Energy, Inc.	69,553	1,469,655
	Chesapeake Utilities Corp.	2,334	226,888
	Clearway Energy, Inc., Class A	4,523	118,548
	Clearway Energy, Inc., Class C	10,697	301,228

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
CMS Energy Corp.	39,388	$2,494,442
Consolidated Edison, Inc.	42,944	3,370,675
Consolidated Water Co., Ltd.	777	7,817
Dominion Energy, Inc.	113,213	9,095,532
DTE Energy Co.	26,433	3,262,361
Duke Energy Corp.	95,978	8,840,534
Edison International	48,656	2,726,682
Entergy Corp.	26,030	2,634,757
Essential Utilities, Inc.	30,799	1,268,919
Evergy, Inc.	32,392	1,788,038
Eversource Energy	47,271	4,125,340
Exelon Corp.	125,494	5,005,956
FirstEnergy Corp.	70,747	2,102,601
# Genie Energy, Ltd., Class B	1,697	14,068
Hawaiian Electric Industries, Inc.	15,351	507,197
IDACORP, Inc.	6,882	603,758
MDU Resources Group, Inc.	25,795	612,889
MGE Energy, Inc.	4,689	304,879
Middlesex Water Co.	1,620	103,907
National Fuel Gas Co.	10,913	436,084
New Jersey Resources Corp.	11,797	344,236
NextEra Energy, Inc.	271,504	19,876,808
NiSource, Inc.	48,139	1,105,753
Northwest Natural Holding Co.	3,823	169,894
NorthWestern Corp.	6,038	314,761
NRG Energy, Inc.	35,724	1,129,593
OGE Energy Corp.	27,542	847,467
ONE Gas, Inc.	7,274	502,197
# Ormat Technologies, Inc.	5,235	371,004
Otter Tail Corp.	5,036	193,131
* PG&E Corp.	25,300	241,868
Pinnacle West Capital Corp.	15,304	1,248,347
PNM Resources, Inc.	10,346	517,300
Portland General Electric Co.	11,307	444,365
PPL Corp.	99,208	2,728,220
Public Service Enterprise Group, Inc.	67,243	3,910,180
RGC Resources, Inc.	300	7,140
Sempra Energy	40,501	5,077,205
SJW Group	3,581	217,331
South Jersey Industries, Inc.	12,048	232,165
Southern Co. (The)	143,581	8,248,728
Southwest Gas Holdings, Inc.	7,483	491,783
Spire, Inc.	7,050	395,082
UGI Corp.	24,114	779,847
Unitil Corp.	1,600	55,280
Vistra Corp.	48,697	845,867
WEC Energy Group, Inc.	44,359	4,460,297
Xcel Energy, Inc.	73,289	5,132,429
York Water Co. (The)	900	38,025

TOTAL UTILITIES		132,351,551

TOTAL COMMON STOCKS		4,182,291,620

PREFERRED STOCKS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	1,837	179,696

TAX-MANAGED U.S. EQUITY PORTFOLIO

CONTINUED

	Shares	Value†
INDUSTRIALS — (0.0%)
WESCO International, Inc.	3,095	$89,693

TOTAL PREFERRED STOCKS		269,389

TOTAL INVESTMENT SECURITIES (Cost $1,685,226,719)		4,182,561,009

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	12,583,092	12,583,092

SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	3,417,493	39,543,812

TOTAL INVESTMENTS — (100.0%) (Cost $1,737,347,514)		$4,234,687,913

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$442,677,574	—	—	$442,677,574
Consumer Discretionary	541,006,709	$354	—	541,007,063
Consumer Staples	281,695,185	—	—	281,695,185
Energy	76,076,301	—	—	76,076,301
Financials	433,725,228	390	—	433,725,618
Health Care	591,959,514	310	—	591,959,824
Industrials	382,857,538	—	—	382,857,538
Information Technology	1,175,656,620	—	—	1,175,656,620
Materials	120,066,012	—	—	120,066,012
Real Estate	4,218,334	—	—	4,218,334
Utilities	132,351,551	—	—	132,351,551
Preferred Stocks
Consumer Discretionary	179,696	—	—	179,696
Industrials	89,693	—	—	89,693
Temporary Cash Investments	12,583,092	—	—	12,583,092
Securities Lending Collateral	—	39,543,812	—	39,543,812

TOTAL	$4,195,143,047	$39,544,866	—	$4,234,687,913

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (96.4%)
COMMUNICATION SERVICES — (2.8%)
	A.H. Belo Corp., Class A	45,810	$62,302
#*	AMC Networks, Inc., Class A	44,736	950,640
	ATN International, Inc.	59,573	2,662,913
*	Ballantyne Strong, Inc.	60,515	95,009
#*	Boston Omaha Corp., Class A	3,413	54,540
#*	Cars.com, Inc.	224,919	1,662,151
#	Cinemark Holdings, Inc.	79,990	655,118
#*	comScore, Inc.	53,376	106,485
#*	Consolidated Communications Holdings, Inc.	269,055	1,256,487
#*	Cumulus Media, Inc., Class A	9,275	46,931
*	DHI Group, Inc.	98,973	167,264
	EW Scripps Co. (The), Class A	288,708	2,621,469
*	Fluent, Inc.	35,541	90,630
*	GCI Liberty, Inc., Class A	35,760	2,904,785
*	Gray Television, Inc.	338,702	4,294,741
*	Gray Television, Inc., Class A	2,809	33,989
*	Hemisphere Media Group, Inc.	44,713	349,656
*	IDT Corp., Class B	32,125	306,151
*	IMAX Corp.	134,050	1,545,596
	Interpublic Group of Cos., Inc. (The)	183,962	3,327,873
*	Iridium Communications, Inc.	234,984	6,205,927
	John Wiley & Sons, Inc., Class A	105,387	3,262,781
*	Liberty Latin America, Ltd., Class A	146,545	1,436,141
*	Liberty Latin America, Ltd., Class C	448,462	4,359,051
#*	Liberty Media Corp.-Liberty Braves, Class A	9,330	193,131
*	Liberty Media Corp.-Liberty Braves, Class C	22,007	450,483
#*	Liberty Media Corp.-Liberty Formula One, Class A	15,054	501,298
*	Liberty Media Corp.-Liberty Formula One, Class C	97,653	3,528,203
*	Liberty TripAdvisor Holdings, Inc., Class A	9,587	17,065
#*	Lions Gate Entertainment Corp., Class A	294,343	1,972,098
*	Lions Gate Entertainment Corp., Class B	412,082	2,583,754
*	Madison Square Garden Entertainment Corp.	1,284	83,460
#	Marcus Corp. (The)	100,608	737,457
#	Meredith Corp.	49,184	541,024
#*	MSG Networks, Inc., Class A	60,153	537,768
	News Corp., Class A	1,329,513	17,456,506
	News Corp., Class B	634,882	8,266,164
	Nexstar Media Group, Inc., Class A	102,107	8,413,617
*	ORBCOMM, Inc.	187,018	804,177
*	QuinStreet, Inc.	96,142	1,538,753
#*	Reading International, Inc., Class A	49,071	114,826
#*	Reading International, Inc., Class B	6,238	101,430
	Saga Communications, Inc., Class A	32,625	555,277
	Scholastic Corp.	141,084	2,787,820
#	Shenandoah Telecommunications Co.	21,454	935,823
	Spok Holdings, Inc.	50,399	457,623
*	TechTarget, Inc.	4,250	186,150
	TEGNA, Inc.	412,001	4,956,372
	Telephone and Data Systems, Inc.	431,292	7,331,964
	Townsquare Media, Inc., Class A	40,358	182,418
	Tribune Publishing Co.	64,995	744,843
	TripAdvisor, Inc.	15,234	291,122
*	TrueCar, Inc.	146,446	638,505
#*	United States Cellular Corp.	120,371	3,505,203
*	Yelp, Inc.	149,230	2,935,354

TOTAL COMMUNICATION SERVICES			111,808,318

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (15.5%)
#*	1-800-Flowers.com, Inc., Class A	137,757	$2,731,721
	Aaron’s Holdings Co., Inc.	188,165	9,833,503
	Abercrombie & Fitch Co., Class A	298,190	4,240,262
	Acushnet Holdings Corp.	60,476	2,064,046
*	Adient P.L.C.	339,846	7,211,532
*	Adtalem Global Education, Inc.	227,790	5,339,398
	AMCON Distributing Co.	388	26,072
*	American Axle & Manufacturing Holdings, Inc.	335,513	2,254,647
#	American Eagle Outfitters, Inc.	506,870	6,949,188
*	American Outdoor Brands, Inc.	56,787	859,187
*	American Public Education, Inc.	49,453	1,398,036
#*	America’s Car-Mart, Inc.	22,550	1,951,026
	Aramark	302,347	8,387,106
	Ark Restaurants Corp.	11,846	118,460
*	Asbury Automotive Group, Inc.	21,814	2,246,406
#*	At Home Group, Inc.	111,961	1,823,845
#	Autoliv, Inc.	18,942	1,435,804
*	AutoNation, Inc.	339,119	19,238,221
#*	Barnes & Noble Education, Inc.	105,440	242,512
	Bassett Furniture Industries, Inc.	43,205	637,706
*	Beazer Homes USA, Inc.	4,951	60,303
#	Bed Bath & Beyond, Inc.	105,528	2,089,454
#	Big Lots, Inc.	42,414	2,018,906
*	Biglari Holdings, Inc., Class A	179	78,232
*	Biglari Holdings, Inc., Class B	6,805	570,055
#	BJ’s Restaurants, Inc.	71,615	2,020,259
#*	Boot Barn Holdings, Inc.	72,876	2,333,490
	BorgWarner, Inc.	525,917	18,396,577
	Bowl America, Inc., Class A	10,764	100,374
	Boyd Gaming Corp.	179,677	5,699,354
	Brunswick Corp.	63,235	4,028,702
#	Buckle, Inc. (The)	31,778	761,401
#*	Build-A-Bear Workshop, Inc.	52,901	218,481
*	Caesars Entertainment, Inc.	9,505	426,014
	Caleres, Inc.	132,364	1,016,556
	Callaway Golf Co.	399,069	6,181,579
	Canterbury Park Holding Corp.	7,625	91,119
*	Capri Holdings, Ltd.	123,720	2,625,338
#	Carnival Corp.	61,869	848,224
	Carriage Services, Inc.	112,500	2,903,625
*	Carrols Restaurant Group, Inc.	11,481	67,164
	Cato Corp. (The), Class A	26,997	165,222
*	Cavco Industries, Inc.	26,805	4,614,213
*	Century Communities, Inc.	134,959	5,241,808
#	Cheesecake Factory, Inc. (The)	13,903	413,197
*	Chuy’s Holdings, Inc.	84,406	1,771,682
	Citi Trends, Inc.	21,157	552,409
#	Columbia Sportswear Co.	11,554	861,813
*	Conn’s, Inc.	96,120	900,644
#*	Container Store Group, Inc. (The)	50,008	476,076
	Cooper Tire & Rubber Co.	245,566	8,445,015
*	Cooper-Standard Holdings, Inc.	12,616	197,945
	Core-Mark Holding Co., Inc.	203,514	5,566,108
	Culp, Inc.	41,652	516,901
	Dana, Inc.	368,847	5,160,170

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Deckers Outdoor Corp.	3,822	$968,380
*	Del Taco Restaurants, Inc.	147,863	1,096,404
*	Delta Apparel, Inc.	20,134	335,231
#	Designer Brands, Inc., Class A	107,164	464,020
#	Dick’s Sporting Goods, Inc.	245,711	13,919,528
#	Dillard’s, Inc., Class A	154,053	6,890,791
#	Dine Brands Global, Inc.	14,700	756,315
*	Dorman Products, Inc.	31,097	2,776,029
	Dover Motorsports, Inc.	49,219	74,813
#	Educational Development Corp.	4,552	75,700
#*	El Pollo Loco Holdings, Inc.	129,072	1,822,497
	Escalade, Inc.	37,711	701,802
	Ethan Allen Interiors, Inc.	82,195	1,319,230
	Extended Stay America, Inc.	298,941	3,392,980
*	Fiesta Restaurant Group, Inc.	87,861	759,119
*	Flanigan’s Enterprises, Inc.	5,416	90,750
	Flexsteel Industries, Inc.	40,620	1,135,329
	Foot Locker, Inc.	197,547	7,285,533
#*	Fossil Group, Inc.	157,655	900,210
#*	Funko, Inc., Class A	19,702	124,911
#*	GameStop Corp., Class A	58,831	615,961
	Gap, Inc. (The)	512,638	9,970,809
*	Genesco, Inc.	79,852	1,414,977
*	Gentherm, Inc.	36,180	1,674,772
#*	G-III Apparel Group, Ltd.	130,886	1,764,343
	Goodyear Tire & Rubber Co. (The)	105,867	876,579
	Graham Holdings Co., Class B	16,998	6,465,019
#*	Green Brick Partners, Inc.	64,969	1,162,295
#	Group 1 Automotive, Inc.	122,299	12,973,478
#	Guess?, Inc.	257,405	3,032,231
	Hamilton Beach Brands Holding Co., Class A	38,918	858,142
#	Harley-Davidson, Inc.	194,872	6,407,391
#	Haverty Furniture Cos., Inc.	108,607	2,717,347
	Haverty Furniture Cos., Inc., Class A	700	17,381
#*	Hibbett Sports, Inc.	53,688	2,029,943
	Hooker Furniture Corp.	54,324	1,493,910
#*	Horizon Global Corp.	39,628	222,709
#*	Hudson, Ltd., Class A	7,317	55,902
#*	iRobot Corp.	1,711	136,161
*	J Alexander’s Holdings, Inc.	44,074	245,051
	Johnson Outdoors, Inc., Class A	49,152	4,292,444
*	K12, Inc.	173,455	4,140,371
	KB Home	37,889	1,221,920
#*	Kirkland’s, Inc.	1,481	13,744
	Kohl’s Corp.	473,056	10,071,362
#*	Lakeland Industries, Inc.	28,884	623,028
#*	Lands’ End, Inc.	50,158	805,036
*	Laureate Education, Inc., Class A	211,251	2,746,263
	La-Z-Boy, Inc.	221,667	7,587,661
	LCI Industries	8,768	961,499
*	Leaf Group, Ltd.	25,923	147,761
	Lear Corp.	76,362	9,225,293
#*	LGI Homes, Inc.	35,964	3,843,832
	Lifetime Brands, Inc.	66,679	670,124
#*	Lincoln Educational Services Corp.	8,887	41,502
*	Liquidity Services, Inc.	73,515	627,083
	Lithia Motors, Inc., Class A	85,067	19,528,831
*	M/I Homes, Inc.	95,252	3,897,712
#	Macy’s, Inc.	87,347	542,425

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Magnite, Inc.	65,070	$587,582
*	Malibu Boats, Inc., Class A	11,041	561,214
#*	MarineMax, Inc.	127,066	3,809,439
	Marriott Vacations Worldwide Corp.	175,049	16,909,733
*	MasterCraft Boat Holdings, Inc.	15,677	323,260
	MDC Holdings, Inc.	240,641	10,472,696
»	Media General, Inc.	109,358	10,258
*	Meritage Homes Corp.	93,172	8,114,350
*	Modine Manufacturing Co.	212,214	1,358,170
*	Mohawk Industries, Inc.	104,930	10,827,727
*	Monarch Casino & Resort, Inc.	8,637	374,759
#	Monro, Inc.	25,006	1,051,752
#*	Motorcar Parts of America, Inc.	93,098	1,371,334
	Movado Group, Inc.	70,300	766,973
	Nathan’s Famous, Inc.	8,610	437,044
#*	National Vision Holdings, Inc.	26,616	1,073,423
#*	Nautilus, Inc.	69,378	1,504,809
	Newell Brands, Inc.	747,371	13,198,572
#*	Norwegian Cruise Line Holdings, Ltd.	88,086	1,464,870
#	ODP Corp. (The)	119,989	2,339,786
	Oxford Industries, Inc.	24,437	1,006,071
	P&F Industries, Inc., Class A	1,423	6,489
	Patrick Industries, Inc.	45,534	2,538,521
#	Penske Automotive Group, Inc.	294,235	15,053,063
*	Perdoceo Education Corp.	177,667	2,005,860
#*	Potbelly Corp.	97,036	345,448
	PulteGroup, Inc.	692,549	28,228,297
	PVH Corp.	210,563	12,273,717
	Qurate Retail, Inc., Class A	405,299	2,743,874
	Ralph Lauren Corp.	69,845	4,669,138
#	RCI Hospitality Holdings, Inc.	43,390	928,546
#*	Red Lion Hotels Corp.	6,658	11,518
#*	Red Robin Gourmet Burgers, Inc.	59,806	720,064
#*	Regis Corp.	79,491	440,380
	Rent-A-Center, Inc.	38,638	1,193,914
	Rocky Brands, Inc.	21,274	572,271
#	Royal Caribbean Cruises, Ltd.	120,308	6,787,777
#	Shoe Carnival, Inc.	103,146	3,195,463
#	Signet Jewelers, Ltd.	173,989	3,876,475
*	Skechers U.S.A., Inc., Class A	93,500	2,964,885
*	Skyline Champion Corp.	59,559	1,527,688
	Smith & Wesson Brands, Inc.	227,150	3,768,419
	Sonic Automotive, Inc., Class A	128,159	4,621,414
*	Sportsman’s Warehouse Holdings, Inc.	25,198	328,078
*	Stamps.com, Inc.	23,133	5,164,211
	Standard Motor Products, Inc.	123,563	5,659,185
	Steven Madden, Ltd.	9,434	226,510
*	Stoneridge, Inc.	115,652	2,640,335
	Strattec Security Corp.	8,067	234,266
	Superior Group of Cos, Inc.	78,672	1,700,889
*	Tandy Leather Factory, Inc.	19,854	59,364
*	Taylor Morrison Home Corp.	166,264	3,591,302
#*	Tenneco, Inc., Class A	21,600	186,192
	Tilly’s, Inc., Class A	69,617	427,448
	Toll Brothers, Inc.	607,942	25,703,788
*	TopBuild Corp.	72,963	11,178,661
*	TravelCenters of America, Inc.	23,269	553,802
#*	TRI Pointe Group, Inc.	542,445	8,912,371
#	Twin River Worldwide Holding, Inc.	24,466	593,790

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	90,308	$1,353,717
*	Universal Electronics, Inc.	61,052	2,262,587
*	Universal Technical Institute, Inc.	57,245	262,755
#*	Urban Outfitters, Inc.	428,884	9,581,269
*	Vera Bradley, Inc.	102,746	651,410
*	Vista Outdoor, Inc.	265,916	5,257,159
*	VOXX International Corp.	110,227	1,248,872
	Weyco Group, Inc.	25,926	410,668
	Whirlpool Corp.	54,526	10,085,129
#	Winnebago Industries, Inc.	133,491	6,267,403
	Wolverine World Wide, Inc.	67,815	1,808,626
*	ZAGG, Inc.	94,298	268,749
#*	Zumiez, Inc.	41,247	1,154,916

TOTAL CONSUMER DISCRETIONARY			620,229,447

CONSUMER STAPLES — (4.8%)
	Alico, Inc.	20,252	584,878
	Andersons, Inc. (The)	124,711	2,704,982
*	Bridgford Foods Corp.	2,376	43,362
	Bunge, Ltd.	460,827	26,142,716
*	Cal-Maine Foods, Inc.	12,578	482,366
#*	Central Garden & Pet Co.	61,250	2,386,300
*	Central Garden & Pet Co., Class A	176,558	6,248,388
#*	Chefs’ Warehouse, Inc. (The)	72,192	976,036
#	Coty, Inc., Class A	1,297,860	3,763,794
*	Darling Ingredients, Inc.	704,265	30,283,395
#*	Edgewell Personal Care Co.	179,893	4,716,794
*	elf Beauty, Inc.	47,431	961,426
*	Farmer Bros Co.	41,687	144,654
#	Fresh Del Monte Produce, Inc.	237,709	5,117,875
#*	Hain Celestial Group, Inc. (The)	140,289	4,313,887
#*	Hostess Brands, Inc.	355,750	4,496,680
	Ingles Markets, Inc., Class A	64,605	2,316,735
	Ingredion, Inc.	148,866	10,553,111
	Inter Parfums, Inc.	11,941	490,297
	J&J Snack Foods Corp.	800	108,456
	John B. Sanfilippo & Son, Inc.	6,896	501,753
*	Landec Corp.	123,979	1,191,438
	Limoneira Co.	7,961	110,101
	Mannatech, Inc.	7,537	124,059
#	MGP Ingredients, Inc.	11,800	495,836
	Molson Coors Beverage Co., Class B	7,617	268,575
*	Natural Alternatives International, Inc.	23,101	178,802
#	Natural Grocers by Vitamin Cottage, Inc.	85,304	907,635
*	Nature’s Sunshine Products, Inc.	1,214	12,650
	Nu Skin Enterprises, Inc., Class A	101,883	5,027,926
#	Ocean Bio-Chem, Inc.	7,511	117,096
	Oil-Dri Corp. of America	28,763	982,544
*	Performance Food Group Co.	2,300	77,303
*	Pilgrim’s Pride Corp.	146,634	2,454,653
*	Post Holdings, Inc.	247,824	21,288,082
	PriceSmart, Inc.	53,194	3,670,386
	Sanderson Farms, Inc.	31,027	3,970,525
	Seaboard Corp.	2,589	8,919,105
*	Seneca Foods Corp., Class A	25,957	956,515
*	Seneca Foods Corp., Class B	1,786	66,314
*	Simply Good Foods Co. (The)	202,266	3,802,601
	SpartanNash Co.	139,820	2,574,086
	Spectrum Brands Holdings, Inc.	39,407	2,241,076

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Tootsie Roll Industries, Inc.	2,644	$79,003
*	TreeHouse Foods, Inc.	102,330	3,974,497
#*	United Natural Foods, Inc.	277,396	4,041,660
	Universal Corp.	108,949	4,341,618
*	US Foods Holding Corp.	362,126	7,568,433
	Village Super Market, Inc., Class A	40,696	921,764
#	Weis Markets, Inc.	98,707	4,482,285

TOTAL CONSUMER STAPLES			192,184,453

ENERGY — (3.3%)
	Adams Resources & Energy, Inc.	23,204	442,732
	Antero Midstream Corp.	12,777	73,212
#*	Antero Resources Corp.	21,394	72,740
#	Arch Resources, Inc.	46,387	1,417,123
	Archrock, Inc.	531,824	3,153,716
	Ardmore Shipping Corp.	106,706	298,777
	Berry Corp.	63,582	166,585
*	Bonanza Creek Energy, Inc.	105,072	1,860,825
#*	Bristow Group, Inc.	30,840	640,855
*	ChampionX Corp.	115,127	1,005,059
	Chevron Corp.	18,668	1,297,426
	Cimarex Energy Co.	61,986	1,572,585
*	Clean Energy Fuels Corp.	731,035	1,812,967
*	CNX Resources Corp.	639,607	6,204,188
*	Comstock Resources, Inc.	23,800	126,378
#*	CONSOL Energy, Inc.	41,412	156,951
#*	Contango Oil & Gas Co.	21,131	26,414
#	Continental Resources, Inc.	66,101	795,195
#	CVR Energy, Inc.	23,748	261,465
*	Dawson Geophysical Co.	8,079	14,461
#	Delek US Holdings, Inc.	228,705	2,300,772
	Devon Energy Corp.	337,303	3,012,116
#	DHT Holdings, Inc.	624,601	3,004,331
	Diamondback Energy, Inc.	28,881	749,751
#	DMC Global, Inc.	21,204	754,226
#*	Dorian LPG, Ltd.	175,904	1,442,413
*	Dril-Quip, Inc.	105,222	2,725,250
#*	Earthstone Energy, Inc., Class A	39,273	105,644
	EnLink Midstream LLC	671,589	1,820,006
	EQT Corp.	637,592	9,653,143
	Equitrans Midstream Corp.	128,745	934,689
	Evolution Petroleum Corp.	47,264	104,453
*	Exterran Corp.	60,447	255,691
#*	Frank’s International NV	126,264	220,962
*	Geospace Technologies Corp.	41,846	214,670
#*	Green Plains, Inc.	170,948	2,581,315
*	Gulf Island Fabrication, Inc.	52,126	169,931
	Halliburton Co.	396,671	4,783,852
#*	Helix Energy Solutions Group, Inc.	64,400	159,712
#	Helmerich & Payne, Inc.	296,726	4,412,316
	HollyFrontier Corp.	513,246	9,500,183
#*	Independence Contract Drilling, Inc.	3,420	7,949
	International Seaways, Inc.	147,629	1,998,897
	Liberty Oilfield Services, Inc., Class A	36,831	246,031
	Marathon Oil Corp.	781,015	3,092,819
#*	Matador Resources Co.	77,200	545,804
*	Matrix Service Co.	83,646	635,710
*	Montage Resources Corp.	14,320	70,884
#	Murphy Oil Corp.	67,761	523,115

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Nabors Industries, Ltd.	8,648	$245,776
	NACCO Industries, Inc., Class A	24,983	486,919
	National Oilwell Varco, Inc.	209,764	1,762,018
#*	Natural Gas Services Group, Inc.	62,900	547,230
	Navios Maritime Acquisition Corp.	1,692	6,210
*	Newpark Resources, Inc.	221,798	158,608
#*	NexTier Oilfield Solutions, Inc.	289,845	547,807
#	Nordic American Tankers, Ltd.	303,016	881,776
*	Oceaneering International, Inc.	59,699	243,572
*	Oil States International, Inc.	189,726	472,418
*	Overseas Shipholding Group, Inc., Class A	36,327	69,384
#*	Par Pacific Holdings, Inc.	57,013	367,164
	Parsley Energy, Inc., Class A	659,694	6,603,537
#	Patterson-UTI Energy, Inc.	574,055	1,469,581
#*	PDC Energy, Inc.	117,997	1,406,524
#	Peabody Energy Corp.	175,909	226,923
#*	PrimeEnergy Resources Corp.	157	8,085
*	ProPetro Holding Corp.	34,375	135,781
#	Range Resources Corp.	298,491	1,964,071
#*	Renewable Energy Group, Inc.	175,759	9,912,808
*	REX American Resources Corp.	39,375	2,862,169
#*	RPC, Inc.	244,914	582,895
#	Scorpio Tankers, Inc.	175,953	1,551,905
#*	SEACOR Holdings, Inc.	80,947	2,479,407
#*	SEACOR Marine Holdings, Inc.	78,432	134,903
*	Select Energy Services, Inc., Class A	177,834	537,059
#	SFL Corp., Ltd.	326,636	2,126,400
#	SM Energy Co.	18,770	30,220
	Solaris Oilfield Infrastructure, Inc., Class A	59,244	351,317
#*	Southwestern Energy Co.	1,363,151	3,639,613
#*	Talos Energy, Inc.	29,979	197,262
	Targa Resources Corp.	26,706	428,631
	TechnipFMC P.L.C.	398,528	2,203,860
#*	Teekay Corp.	3,847	6,771
#*	Teekay Tankers, Ltd., Class A	87,251	822,777
#*	Tidewater, Inc.	72,349	423,965
#	US Silica Holdings, Inc.	50,115	136,313
	Valaris P.L.C.	0	0
	World Fuel Services Corp.	201,862	4,249,195
*	WPX Energy, Inc.	1,125,278	5,187,531

TOTAL ENERGY			132,894,674

FINANCIALS — (26.1%)
	1st Constitution Bancorp	4,837	63,074
	1st Source Corp.	126,184	4,225,902
	ACNB Corp.	2,774	57,893
	Alerus Financial Corp.	360	7,744
	Alleghany Corp.	1,657	906,263
	Allegiance Bancshares, Inc.	49,270	1,394,341
	Ally Financial, Inc.	48,514	1,294,354
	Altabancorp	16,197	352,609
	A-Mark Precious Metals, Inc.	3,456	107,412
*	Ambac Financial Group, Inc.	12,275	150,737
	American Equity Investment Life Holding Co.	328,555	8,154,735
	American Financial Group, Inc.	164,446	12,323,583
	American National Bankshares, Inc.	24,786	565,121
	American National Group, Inc.	48,507	3,337,282
	American River Bankshares	8,728	90,073
	Ameris Bancorp	232,920	6,824,556

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	AmeriServ Financial, Inc.	72,711	$200,682
	Ames National Corp.	2,159	41,669
	Argo Group International Holdings, Ltd.	141,225	5,038,908
	Arrow Financial Corp.	12,378	338,786
	Associated Banc-Corp.	589,087	8,064,601
	Associated Capital Group, Inc., Class A	264	8,474
	Assurant, Inc.	119,360	14,844,803
	Assured Guaranty, Ltd.	448,731	11,456,102
*	Athene Holding, Ltd., Class A	596,647	19,140,436
*	Atlantic American Corp.	9,523	19,236
*	Atlantic Capital Bancshares, Inc.	71,083	986,632
	Atlantic Union Bankshares Corp.	254,737	6,442,299
#*	Atlanticus Holdings Corp.	50,492	578,133
	Auburn National BanCorp, Inc.	513	19,063
	Axis Capital Holdings, Ltd.	257,353	10,986,400
*	Axos Financial, Inc.	227,512	6,201,977
	Banc of California, Inc.	213,686	2,564,232
	BancFirst Corp.	21,586	959,498
*	Bancorp, Inc. (The)	250,827	2,407,939
	BancorpSouth Bank	277,023	6,485,108
	Bank of Commerce Holdings	28,725	230,087
	Bank of Marin Bancorp	28,279	852,329
	Bank of NT Butterfield & Son, Ltd. (The)	21,973	581,406
	Bank of Princeton (The)	770	15,146
	Bank OZK	400,408	9,922,110
	BankFinancial Corp.	45,828	336,836
#	BankUnited, Inc.	276,383	6,978,671
	Bankwell Financial Group, Inc.	9,357	154,391
	Banner Corp.	107,677	3,970,051
#	Bar Harbor Bankshares	40,267	822,252
#*	Baycom Corp.	11,460	127,206
	BCB Bancorp, Inc.	26,001	236,349
	Berkshire Hills Bancorp, Inc.	154,285	2,010,334
*	Blucora, Inc.	156,597	1,558,140
	BOK Financial Corp.	127,970	7,516,958
	Boston Private Financial Holdings, Inc.	375,042	2,317,760
	Bridge Bancorp, Inc.	48,777	953,103
*	Bridgewater Bancshares, Inc.	14,615	162,373
#*	Brighthouse Financial, Inc.	74,978	2,481,772
	Brookline Bancorp, Inc.	269,194	2,578,879
	Bryn Mawr Bank Corp.	54,993	1,477,112
#	Business First Bancshares, Inc.	1,531	25,430
#	Byline Bancorp, Inc.	21,096	277,201
	C&F Financial Corp.	8,543	266,114
	Cadence BanCorp	213,723	2,397,972
»	Calamos Asset Management, Inc., Class A	26,268	0
#	California First National Bancorp	14,758	233,914
	Cambridge Bancorp	907	56,316
	Camden National Corp.	50,978	1,629,767
#	Capital City Bank Group, Inc.	92,018	1,960,904
	Capitol Federal Financial, Inc.	405,438	4,654,428
	Capstar Financial Holdings, Inc.	7,299	75,837
	Cathay General Bancorp	281,020	6,612,401
	CBTX, Inc.	5,766	108,977
	CCUR Holdings, Inc.	33,012	99,036
	Central Pacific Financial Corp.	32,054	441,384
	Central Valley Community Bancorp	19,629	253,214
	Century Bancorp, Inc., Class A	9,984	714,555
	Chemung Financial Corp.	1,976	67,342

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CIT Group, Inc.	95,112	$2,801,048
	Citizens & Northern Corp.	17,398	294,722
	Citizens Community Bancorp, Inc.	33,725	256,310
	Citizens Holding Co.	1,122	24,347
#*	Citizens, Inc.	93,410	538,976
	City Holding Co.	6,008	363,063
	Civista Bancshares, Inc.	22,397	319,381
	CNA Financial Corp.	1,700	50,643
	CNB Financial Corp.	26,564	481,871
	CNO Financial Group, Inc.	1,201,584	21,328,116
	Codorus Valley Bancorp, Inc.	10,987	147,885
	Colony Bankcorp, Inc.	4,653	58,302
	Columbia Banking System, Inc.	213,971	6,078,916
	Comerica, Inc.	45,568	2,073,800
	Community Bank System, Inc.	63,377	3,675,232
	Community Bankers Trust Corp.	3,617	19,749
	Community Financial Corp. (The)	2,339	51,107
	Community Trust Bancorp, Inc.	56,075	1,784,307
	Community West Bancshares	18,755	151,165
	ConnectOne Bancorp, Inc.	125,953	1,943,455
#*	Consumer Portfolio Services, Inc.	95,806	359,273
#	Cowen, Inc., Class A	66,804	1,433,614
#*	Customers Bancorp, Inc.	50,467	697,454
	CVB Financial Corp.	34,390	601,825
	Dime Community Bancshares, Inc.	116,730	1,476,635
	Donegal Group, Inc., Class A	81,017	1,175,557
	Donegal Group, Inc., Class B	6,421	75,960
*	Donnelley Financial Solutions, Inc.	60,278	761,311
	Eagle Bancorp, Inc.	75,230	2,250,882
	East West Bancorp, Inc.	850	31,008
	Employers Holdings, Inc.	130,406	4,174,296
#*	Encore Capital Group, Inc.	96,854	3,092,548
*	Enova International, Inc.	109,800	1,685,430
*	Enstar Group, Ltd.	31,415	5,399,296
	Enterprise Bancorp, Inc.	15,231	344,373
	Enterprise Financial Services Corp.	47,419	1,380,367
	Equitable Holdings, Inc.	62,484	1,342,781
*	Equity Bancshares, Inc., Class A	43,358	796,920
	ESSA Bancorp, Inc.	24,400	310,124
	Evans Bancorp, Inc.	8,795	200,614
	Everest Re Group, Ltd.	1,641	323,408
*	EZCORP, Inc., Class A	117,597	524,483
	Farmers National Banc Corp.	56,457	657,724
#	FB Financial Corp.	37,077	1,093,772
	FBL Financial Group, Inc., Class A	116,453	5,786,550
	Federal Agricultural Mortgage Corp., Class A	2,759	159,594
	Federal Agricultural Mortgage Corp., Class C	41,472	2,678,676
	FedNat Holding Co.	65,233	334,645
	Financial Institutions, Inc.	48,086	852,565
*	First Acceptance Corp.	90,168	117,218
	First American Financial Corp.	291,331	12,990,449
	First Bancorp	76,222	1,836,188
	First BanCorp	693,924	4,503,567
	First Bancorp, Inc. (The)	24,907	576,099
	First Bancshares, Inc. (The)	26,344	628,041
	First Bank	18,472	138,355
	First Busey Corp.	109,910	1,977,281
	First Business Financial Services, Inc.	16,550	283,833
	First Choice Bancorp	1,254	17,656

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Citizens BancShares, Inc., Class A	21,741	$10,059,561
	First Commonwealth Financial Corp.	313,108	2,698,991
	First Community Bancshares, Inc.	57,843	1,097,860
	First Community Corp.	2,111	29,997
	First Financial Bancorp	335,999	4,804,786
	First Financial Corp.	46,892	1,628,090
	First Financial Northwest, Inc.	75,536	748,562
	First Foundation, Inc.	119,755	1,780,757
	First Hawaiian, Inc.	18,085	312,147
	First Horizon National Corp.	1,658,878	17,268,920
	First Internet Bancorp	14,234	306,316
	First Interstate BancSystem, Inc., Class A	132,391	4,673,402
	First Merchants Corp.	170,693	4,456,794
	First Mid Bancshares, Inc.	20,739	575,715
	First Midwest Bancorp, Inc.	344,673	4,325,646
	First Northwest Bancorp	7,168	84,224
	First of Long Island Corp. (The)	56,952	878,769
	First Savings Financial Group, Inc.	426	23,025
	First United Corp.	7,060	84,155
	Flagstar Bancorp, Inc.	212,932	6,249,554
	Flushing Financial Corp.	119,416	1,527,331
	FNB Corp.	969,067	7,326,147
	FS Bancorp, Inc.	5,027	232,800
	Fulton Financial Corp.	640,623	7,040,447
*	Genworth Financial, Inc., Class A	20,742	81,516
	German American Bancorp, Inc.	76,133	2,296,933
	Glacier Bancorp, Inc.	4,033	144,381
	Global Indemnity Group LLC, Class A	50,718	1,243,098
	Global Indemnity, Ltd.	0	0
	Great Southern Bancorp, Inc.	43,366	1,775,838
	Great Western Bancorp, Inc.	164,949	2,142,688
*	Green Dot Corp., Class A	36,947	1,970,014
#*	Greenlight Capital Re, Ltd., Class A	120,444	812,997
	Guaranty Bancshares, Inc.	11,062	319,692
	Guaranty Federal Bancshares, Inc.	14,051	198,400
*	Hallmark Financial Services, Inc.	60,574	164,156
	Hancock Whitney Corp.	258,910	5,921,272
	Hanmi Financial Corp.	93,889	844,062
	Hanover Insurance Group, Inc. (The)	47,715	4,564,417
*	HarborOne Bancrop, Inc.	80,499	756,691
	Hawthorn Bancshares, Inc.	14,982	284,059
#	HCI Group, Inc.	16,036	753,371
	Heartland Financial USA, Inc.	93,144	3,068,163
	Heritage Commerce Corp.	149,949	1,087,130
	Heritage Financial Corp.	76,874	1,611,279
	Heritage Insurance Holdings, Inc.	71,214	672,260
	Hilltop Holdings, Inc.	306,847	6,999,180
	Hingham Institution For Savings (The)	1,253	253,068
*	HMN Financial, Inc.	17,795	259,807
	Home Bancorp, Inc.	12,176	307,322
	Home BancShares, Inc.	34,083	565,778
	HomeStreet, Inc.	71,609	2,224,892
	HomeTrust Bancshares, Inc.	21,623	345,319
	Hope Bancorp, Inc.	369,545	2,982,228
	Horace Mann Educators Corp.	167,777	5,689,318
	Horizon Bancorp, Inc.	99,814	1,237,694
*	Howard Bancorp, Inc.	20,742	210,116
	Independence Holding Co.	8,504	321,621
	Independent Bank Corp.	66,418	3,805,087

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp.	43,229	$647,138
	Independent Bank Group, Inc.	140,590	7,251,632
	International Bancshares Corp.	284,742	7,881,659
#	Invesco, Ltd.	1,242,398	16,287,838
	Investar Holding Corp.	3,508	48,902
	Investors Bancorp, Inc.	812,348	6,872,464
	Investors Title Co.	7,512	1,003,002
	James River Group Holdings, Ltd.	7,746	361,971
#	Janus Henderson Group P.L.C.	576,515	14,009,314
	Jefferies Financial Group, Inc.	29,798	581,359
	Kearny Financial Corp.	270,260	2,270,184
	Kemper Corp.	186,142	11,477,516
	Kentucky First Federal Bancorp	159	959
	Kingstone Cos., Inc.	1,214	7,065
	Lake Shore Bancorp, Inc.	1,066	12,835
	Lakeland Bancorp, Inc.	155,277	1,728,233
	Lakeland Financial Corp.	31,058	1,587,996
	Landmark Bancorp, Inc.	3,430	80,434
	LCNB Corp.	1,670	22,979
*	LendingClub Corp.	87,105	406,780
	Level One Bancorp, Inc.	507	7,985
	Lincoln National Corp.	63,918	2,243,522
#	Live Oak Bancshares, Inc.	74,811	2,788,954
	Luther Burbank Corp.	22,301	210,298
	Macatawa Bank Corp.	92,971	668,461
	Mackinac Financial Corp.	18,725	185,939
*	Magyar Bancorp, Inc.	6,751	58,261
*	Malvern Bancorp, Inc.	4,264	53,172
	Marlin Business Services Corp.	52,803	385,462
#*	MBIA, Inc.	382,403	2,183,521
	Mercantile Bank Corp.	50,238	1,098,203
	Merchants Bancorp	11,761	253,802
	Mercury General Corp.	37,047	1,508,183
	Meridian Bancorp, Inc.	156,109	1,943,557
	Meta Financial Group, Inc.	96,283	2,824,943
*	Metropolitan Bank Holding Corp.	3,724	111,534
	MGIC Investment Corp.	394,009	3,963,731
	Mid Penn Bancorp, Inc.	262	5,122
	Middlefield Banc Corp.	1,934	36,901
	Midland States Bancorp, Inc.	41,270	614,923
	MidWestOne Financial Group, Inc.	23,796	479,489
	Morgan Stanley	39,960	1,924,074
*	Mr Cooper Group, Inc.	213,899	4,508,991
	MVB Financial Corp.	1,514	24,148
	National Bank Holdings Corp., Class A	74,644	2,250,517
	National Bankshares, Inc.	1,446	39,302
	National General Holdings Corp.	210,602	7,154,150
	National Security Group, Inc. (The)	193	2,146
	National Western Life Group, Inc., Class A	9,535	1,617,422
	Navient Corp.	868,959	6,960,362
	NBT Bancorp, Inc.	93,095	2,548,941
	Nelnet, Inc., Class A	122,931	7,503,708
	New York Community Bancorp, Inc.	1,674,366	13,913,981
»	NewStar Financial, Inc.	159,703	16,226
*	NI Holdings, Inc.	6,748	112,759
*	Nicholas Financial, Inc.	23,562	189,910
#*	Nicolet Bankshares, Inc.	13,777	850,041
*	NMI Holdings, Inc., Class A	70,866	1,522,910
#*	Northeast Bank	14,874	285,432

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	165,456	$1,681,033
	Northrim BanCorp, Inc.	26,190	747,986
	Northwest Bancshares, Inc.	409,524	4,369,621
	Norwood Financial Corp.	4,180	95,638
	OceanFirst Financial Corp.	138,688	2,076,159
	OFG Bancorp	172,483	2,482,030
	Ohio Valley Banc Corp.	1,614	34,556
	Old National Bancorp	597,463	8,352,533
	Old Republic International Corp.	745,369	12,134,607
	Old Second Bancorp, Inc.	88,537	756,991
	OneMain Holdings, Inc.	256,535	8,950,506
	Oppenheimer Holdings, Inc., Class A	14,033	351,667
	Origin Bancorp, Inc.	2,841	63,553
	Orrstown Financial Services, Inc.	10,777	150,662
*	Pacific Mercantile Bancorp	38,847	144,122
	Pacific Premier Bancorp, Inc.	328,467	8,375,908
	PacWest Bancorp	350,051	6,734,981
#	Park National Corp.	5,636	516,539
	Parke Bancorp, Inc.	8,523	102,532
	PCSB Financial Corp.	16,708	225,057
	Peapack-Gladstone Financial Corp.	57,367	968,355
	Penns Woods Bancorp, Inc.	9,287	191,869
	Pennymac Financial Services, Inc.	24,709	1,255,711
	Peoples Bancorp of North Carolina, Inc.	5,107	88,300
	Peoples Bancorp, Inc.	71,005	1,604,713
	Peoples Financial Services Corp.	2,243	80,412
	People’s United Financial, Inc.	1,723,032	18,384,751
	Pinnacle Financial Partners, Inc.	248,663	11,386,279
	Piper Sandler Cos	45,469	3,794,388
	Plumas Bancorp	600	12,072
	Popular, Inc.	345,889	14,596,516
#*	PRA Group, Inc.	86,380	2,948,149
	Preferred Bank	26,626	900,758
	Premier Financial Bancorp, Inc.	42,453	530,663
	Premier Financial Corp.	110,718	1,991,817
	ProAssurance Corp.	124,253	1,917,224
	Prosperity Bancshares, Inc.	241,735	13,322,016
	Protective Insurance Corp., Class A	276	4,030
	Protective Insurance Corp., Class B	31,157	409,715
	Provident Financial Holdings, Inc.	26,149	331,046
	Provident Financial Services, Inc.	266,207	3,612,429
	Prudential Bancorp, Inc.	2,664	30,876
	QCR Holdings, Inc.	43,332	1,344,592
	Radian Group, Inc.	439,207	7,883,766
	RBB Bancorp	12,893	164,644
#	Red River Bancshares, Inc.	532	24,158
*	Regional Management Corp.	23,874	485,120
	Reinsurance Group of America, Inc.	173,013	17,477,773
	RenaissanceRe Holdings, Ltd.	25,086	4,056,908
#	Renasant Corp.	201,267	5,738,122
	Republic Bancorp, Inc., Class A	21,656	721,794
*	Republic First Bancorp, Inc.	31,364	69,942
	Riverview Bancorp, Inc.	63,415	297,416
	S&T Bancorp, Inc.	96,920	1,918,047
	Safety Insurance Group, Inc.	37,898	2,652,860
	Salisbury Bancorp, Inc.	490	16,582
	Sandy Spring Bancorp, Inc.	137,730	3,491,455
#	Santander Consumer USA Holdings, Inc.	714,918	14,541,432
	SB Financial Group, Inc.	1,320	20,249

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Seacoast Banking Corp. of Florida	64,429	$1,383,935
*	Security National Financial Corp., Class A	12,718	83,812
*	Select Bancorp, Inc.	8,275	61,649
	Selective Insurance Group, Inc.	101,187	5,267,795
	Shore Bancshares, Inc.	15,957	172,655
	Sierra Bancorp	39,197	777,668
	Signature Bank	31,475	2,541,292
	Simmons First National Corp., Class A	351,945	5,979,546
	SmartFinancial, Inc.	15,413	230,270
	South State Corp.	157,238	9,654,413
*	Southern First Bancshares, Inc.	18,379	493,292
	Southern Missouri Bancorp, Inc.	13,108	333,992
	Southern National Bancorp of Virginia, Inc.	36,453	352,136
	Southside Bancshares, Inc.	31,566	851,019
	Spirit of Texas Bancshares, Inc.	2,163	27,492
	State Auto Financial Corp.	132,225	1,631,657
	Sterling Bancorp	634,948	8,495,604
	Sterling Bancorp, Inc.	26,520	93,616
	Stewart Information Services Corp.	90,517	3,837,016
	Stifel Financial Corp.	183,296	10,715,484
	Stock Yards Bancorp, Inc.	1,749	66,847
*	StoneX Group, Inc.	45,991	2,436,603
	Summit Financial Group, Inc.	18,930	340,929
	Synovus Financial Corp.	375,385	9,760,010
	TCF Financial Corp.	462,340	12,580,271
	Territorial Bancorp, Inc.	28,290	600,031
*	Texas Capital Bancshares, Inc.	154,502	6,952,590
*	Third Point Reinsurance, Ltd.	312,001	2,427,368
	Timberland Bancorp, Inc.	48,218	918,553
	Tiptree, Inc.	139,954	681,576
	Tompkins Financial Corp.	4,578	256,322
	Towne Bank	178,230	3,240,221
	TriCo Bancshares	65,087	1,882,967
*	TriState Capital Holdings, Inc.	93,042	1,171,399
#*	Triumph Bancorp, Inc.	63,332	2,668,177
	TrustCo Bank Corp. NY	302,872	1,664,282
	Trustmark Corp.	303,183	7,091,450
	UMB Financial Corp.	18,792	1,143,869
	Umpqua Holdings Corp.	838,299	10,529,035
*	Unico American Corp.	35,600	180,848
	United Bancshares, Inc.	590	11,977
#	United Bankshares, Inc.	378,509	9,928,291
	United Community Banks, Inc.	227,639	4,766,761
	United Fire Group, Inc.	58,477	1,201,118
	United Insurance Holdings Corp.	119,382	524,087
	United Security Bancshares	1,687	10,493
	Unity Bancorp, Inc.	30,640	429,573
	Universal Insurance Holdings, Inc.	64,657	806,273
	Univest Financial Corp.	87,631	1,389,828
	Unum Group	610,324	10,778,322
	Valley National Bancorp	1,397,399	10,676,128
	Veritex Holdings, Inc.	44,630	880,550
#	Victory Capital Holdings, Inc., Class A	1,256	23,035
	Virtus Investment Partners, Inc.	19,929	3,179,672
	Voya Financial, Inc.	459,861	22,041,138
#	Waddell & Reed Financial, Inc., Class A	91,113	1,398,585
	Walker & Dunlop, Inc.	67,092	4,218,745
	Washington Federal, Inc.	320,890	6,831,748
	Washington Trust Bancorp, Inc.	17,053	575,880

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	99,338	$1,676,825
	Webster Financial Corp.	235,820	7,595,762
	WesBanco, Inc.	221,607	5,382,834
	West BanCorp, Inc.	71,042	1,178,587
	Western Alliance Bancorp	48,874	2,013,609
	Western New England Bancorp, Inc.	80,611	464,319
	Westwood Holdings Group, Inc.	9,442	91,210
	White Mountains Insurance Group, Ltd.	8,290	7,530,056
	Wintrust Financial Corp.	191,249	9,415,188
#*	World Acceptance Corp.	2,095	175,959
	WSFS Financial Corp.	163,550	5,182,899
	WVS Financial Corp.	1,304	17,982
	Zions Bancorp NA	464,919	15,002,936

TOTAL FINANCIALS			1,039,622,258

HEALTH CARE — (4.8%)
#*	Abeona Therapeutics, Inc.	6,000	6,420
#*	Acadia Healthcare Co., Inc.	342,876	12,223,529
#»	Achillion Pharmaceuticals, Inc.	98,996	17,077
*	Addus HomeCare Corp.	749	73,080
#*	Adverum Biotechnologies, Inc.	86,143	939,820
#*	Akebia Therapeutics, Inc.	24,796	55,047
#*	Allscripts Healthcare Solutions, Inc.	790,373	7,966,960
#*	AMAG Pharmaceuticals, Inc.	68,988	946,515
*	AMN Healthcare Services, Inc.	14,829	968,037
*	Amphastar Pharmaceuticals, Inc.	83,105	1,628,027
*	AnaptysBio, Inc.	26,757	788,261
*	AngioDynamics, Inc.	122,256	1,264,127
#*	ANI Pharmaceuticals, Inc.	600	15,294
#*	Anika Therapeutics, Inc.	54,784	1,787,054
*	Applied Genetic Technologies Corp.	52,084	268,753
*	Assembly Biosciences, Inc.	72	1,061
#*	Avanos Medical, Inc.	207,829	7,346,755
*	Brookdale Senior Living, Inc.	561,201	1,649,931
#	Cantel Medical Corp.	3,078	147,252
#*	Catalyst Biosciences, Inc.	58,904	322,794
	Computer Programs and Systems, Inc.	23,392	652,403
*	Concert Pharmaceuticals, Inc.	3,300	34,056
#	CONMED Corp.	66,216	5,162,862
»	Contra Pfenex, Inc.	3,214	2,411
#*	Corvus Pharmaceuticals, Inc.	100	396
#*	Covetrus, Inc.	138,787	3,426,651
*	Cross Country Healthcare, Inc.	19,721	154,810
#*	Cumberland Pharmaceuticals, Inc.	53,432	157,624
#*	Cyclerion Therapeutics, Inc.	11,200	26,208
*	DaVita, Inc.	10,782	929,948
#*	Digirad Corp.	5,037	12,693
#*	Electromed, Inc.	22,812	189,568
*	Emergent BioSolutions, Inc.	30,272	2,723,572
*	Enanta Pharmaceuticals, Inc.	37,920	1,654,450
	Ensign Group, Inc. (The)	13,508	794,811
	Envista Holdings Corp.	30,707	811,279
#*	Enzo Biochem, Inc.	212,237	386,271
#*	Evolent Health, Inc., Class A	238,322	2,368,921
*	Five Prime Therapeutics, Inc.	70,031	319,341
#*	Five Star Senior Living, Inc.	48,334	220,886
#*	Fluidigm Corp.	3,533	20,279
*	FONAR Corp.	23,111	453,900
#*	G1 Therapeutics, Inc.	219	2,407

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	GlycoMimetics, Inc.	46,250	$129,500
*	Harvard Bioscience, Inc.	146,022	493,554
*	HealthStream, Inc.	60,223	1,102,081
*	HMS Holdings Corp.	42,812	1,139,655
*	Horizon Therapeutics P.L.C.	51,133	3,831,396
*	Inogen, Inc.	1,800	52,578
*	Integer Holdings Corp.	126,414	7,388,898
#*	IntriCon Corp.	8,292	103,650
#	Invacare Corp.	163,491	1,325,912
*	IRIDEX Corp.	26,653	47,442
*	Jazz Pharmaceuticals P.L.C.	53,479	7,706,324
#*	Jounce Therapeutics, Inc.	73,691	613,109
	Kewaunee Scientific Corp.	10,719	88,432
*	Kindred Biosciences, Inc.	32,390	113,041
#*	Lannett Co., Inc.	56,891	365,809
#	LeMaitre Vascular, Inc.	15,787	512,762
#*	LENSAR, Inc.	47,837	466,889
*	LHC Group, Inc.	17,060	3,694,343
#*	Ligand Pharmaceuticals, Inc.	11,300	931,685
	Luminex Corp.	60,401	1,331,238
*	Lumos Pharma, Inc.	2,277	32,789
*	Magellan Health, Inc.	106,199	7,675,002
*»	MedCath Corp.	116,120	0
*	MEDNAX, Inc.	271,916	3,466,929
#*	Meridian Bioscience, Inc.	138,961	2,383,181
#*	Merit Medical Systems, Inc.	111,754	5,593,288
#	Merrimack Pharmaceuticals, Inc.	84,806	327,351
#*	Misonix, Inc.	17,988	204,344
#*	MTBC, Inc.	10,138	77,758
*	Mylan NV	72,104	1,048,392
*	Myriad Genetics, Inc.	224,001	2,784,332
	National HealthCare Corp.	30,775	1,948,057
*	Natus Medical, Inc.	28,915	526,542
#*	Neoleukin Therapeutics, Inc.	33,079	346,999
*	NextGen Healthcare, Inc.	90,895	1,236,172
#*	OPKO Health, Inc.	10,855	38,210
*	OraSure Technologies, Inc.	180,521	2,696,984
*	Orthofix Medical, Inc.	23,117	722,637
*	Otonomy, Inc.	85,113	304,705
	Owens & Minor, Inc.	339,710	8,533,515
	Patterson Cos., Inc.	329,835	8,204,646
#*	PDL BioPharma, Inc.	630,444	1,355,455
*	Pennant Group, Inc.	3,724	155,142
	Perrigo Co. P.L.C.	401,917	17,632,099
	Premier, Inc., Class A	90,166	2,951,133
*	Prestige Consumer Healthcare, Inc.	134,327	4,436,821
#*	Protagonist Therapeutics, Inc.	20,402	386,618
*	Prothena Corp. P.L.C.	69,351	756,619
*	Providence Service Corp. (The)	23,334	2,742,912
*	Select Medical Holdings Corp.	360,437	7,561,968
*	Spectrum Pharmaceuticals, Inc.	43,890	150,543
*	Supernus Pharmaceuticals, Inc.	118,681	2,178,983
*	Surgalign Holdings, Inc.	231,024	401,982
*	Surgery Partners, Inc.	130,385	2,845,001
#*	Syneos Health, Inc.	73,977	3,926,699
#*	Synlogic, Inc.	71,045	132,144
#*	Taro Pharmaceutical Industries, Ltd.	9,478	555,695
#*	Triple-S Management Corp., Class B	71,104	1,316,846
*	United Therapeutics Corp.	399	53,558

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Utah Medical Products, Inc.	1,047	$86,901
*	Vanda Pharmaceuticals, Inc.	104,571	1,117,864
#*	Varex Imaging Corp.	72,183	967,252
#*	Wright Medical Group NV	22,293	681,943

TOTAL HEALTH CARE			190,905,850

INDUSTRIALS — (22.0%)
	AAR Corp.	153,489	2,986,896
	ABM Industries, Inc.	293,844	10,202,264
*	Acacia Research Corp.	94,080	296,352
	ACCO Brands Corp.	258,640	1,363,033
	Acme United Corp.	8,213	231,607
#	Acuity Brands, Inc.	370	32,982
	ADT, Inc.	218,348	1,438,913
*	AECOM	123,182	5,523,481
*	Aegion Corp.	85,783	1,210,398
*	Aerovironment, Inc.	13,118	1,001,690
	AGCO Corp.	273,209	21,045,289
	Air Lease Corp.	402,111	10,953,504
*	Air Transport Services Group, Inc.	120,742	3,385,606
	Alamo Group, Inc.	62,459	7,515,691
	Alaska Air Group, Inc.	122,152	4,628,339
	Albany International Corp., Class A	72,670	3,701,810
	Allegiant Travel Co.	1,325	178,557
	Allied Motion Technologies, Inc.	12,051	455,287
	Altra Industrial Motion Corp.	35,754	1,528,841
	AMERCO	43,390	15,063,272
#*	Ameresco, Inc., Class A	58,493	2,245,546
*	American Woodmark Corp.	27,892	2,304,158
*	AMREP Corp.	8,943	58,219
	Apogee Enterprises, Inc.	107,723	2,573,502
	Applied Industrial Technologies, Inc.	102,374	6,249,933
	ARC Document Solutions, Inc.	106,273	124,339
	ArcBest Corp.	84,767	2,587,089
	Arcosa, Inc.	218,632	10,094,239
	Argan, Inc.	29,181	1,201,965
*	Armstrong Flooring, Inc.	43,500	128,760
*	ASGN, Inc.	152,272	10,153,497
	Astec Industries, Inc.	75,731	3,847,135
*	Atlas Air Worldwide Holdings, Inc.	134,989	7,985,949
	AZZ, Inc.	19,332	649,362
	Barnes Group, Inc.	136,481	5,008,853
	Barrett Business Services, Inc.	9,363	554,758
*	Beacon Roofing Supply, Inc.	293,550	9,011,985
	BG Staffing, Inc.	5,472	43,612
*	BMC Stock Holdings, Inc.	153,258	6,067,484
	Brady Corp., Class A	78,318	2,954,155
*	BrightView Holdings, Inc.	23,274	284,641
#*	Broadwind, Inc.	16,100	59,892
*	Builders FirstSource, Inc.	101,052	3,061,876
	CAI International, Inc.	77,631	2,045,577
*	CBIZ, Inc.	181,069	4,104,834
*	CECO Environmental Corp.	143,398	1,015,258
*	Chart Industries, Inc.	165,790	14,000,965
	Chicago Rivet & Machine Co.	1,983	40,899
*	CIRCOR International, Inc.	61,176	1,706,810
*	Clean Harbors, Inc.	115,444	6,115,069
#*	Colfax Corp.	494,489	13,445,156
	Columbus McKinnon Corp.	75,237	2,549,782

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	47,713	$2,185,255
#*	Commercial Vehicle Group, Inc.	29,611	173,224
	CompX International, Inc.	5,744	72,604
#*	Construction Partners, Inc., Class A	9,337	190,288
	Copa Holdings SA, Class A	34,708	1,710,410
	CoreLogic, Inc.	71,871	5,529,036
#*	Cornerstone Building Brands, Inc.	41,055	314,892
#	Costamare, Inc.	269,613	1,534,098
*	Covenant Logistics Group, Inc.	59,106	813,890
	CRA International, Inc.	29,637	1,213,635
	Crane Co.	6,758	342,969
	CSW Industrials, Inc.	16,461	1,407,909
#	Cubic Corp.	89,173	5,271,016
	Douglas Dynamics, Inc.	70,291	2,397,626
*	Ducommun, Inc.	43,838	1,442,270
#*	DXP Enterprises, Inc.	53,307	833,721
*	Dycom Industries, Inc.	26,910	1,747,535
	Eastern Co. (The)	32,147	658,049
*	Echo Global Logistics, Inc.	115,455	3,113,821
	EMCOR Group, Inc.	20,058	1,367,755
	Encore Wire Corp.	91,119	4,210,609
	Enerpac Tool Group Corp.	78,310	1,396,267
	EnerSys	85,269	6,105,260
	Ennis, Inc.	94,663	1,442,664
	EnPro Industries, Inc.	69,061	4,075,980
	ESCO Technologies, Inc.	81,824	6,847,851
	Espey Manufacturing & Electronics Corp.	13,355	251,680
	Federal Signal Corp.	210,203	6,028,622
	Forward Air Corp.	19,601	1,234,275
*	Franklin Covey Co.	46,828	792,330
	Franklin Electric Co., Inc.	33,384	1,994,026
*	FTI Consulting, Inc.	58,318	5,741,990
*	Gates Industrial Corp. P.L.C.	51,389	570,418
#	GATX Corp.	190,739	13,023,659
	Genco Shipping & Trading, Ltd.	122,801	793,294
*	Gencor Industries, Inc.	57,031	659,278
*	Gibraltar Industries, Inc.	135,316	7,773,904
*	GMS, Inc.	121,257	2,740,408
*	Goldfield Corp. (The)	14,156	65,542
	Gorman-Rupp Co. (The)	109,503	3,400,068
*	GP Strategies Corp.	90,212	870,546
	Graham Corp.	3,996	52,747
#	Granite Construction, Inc.	168,000	3,244,080
*	Great Lakes Dredge & Dock Corp.	216,542	2,236,879
#	Greenbrier Cos., Inc. (The)	128,987	3,480,069
	Griffon Corp.	250,012	5,360,257
	H&E Equipment Services, Inc.	65,215	1,372,124
#*	Harsco Corp.	1,956	25,232
#	Hawaiian Holdings, Inc.	137,914	1,910,109
	Heartland Express, Inc.	60,793	1,113,120
	Heidrick & Struggles International, Inc.	78,857	1,801,882
	Helios Technologies, Inc.	25,047	1,047,966
*	Herc Holdings, Inc.	45,532	2,019,800
*	Heritage-Crystal Clean, Inc.	41,140	677,987
	Herman Miller, Inc.	19,744	601,600
	Hillenbrand, Inc.	27,303	798,613
	HNI Corp.	1,176	38,279
*	Houston Wire & Cable Co.	16,754	46,074
	Howmet Aerospace, Inc.	59,287	1,022,701

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Hub Group, Inc., Class A	119,601	$5,995,598
*	Hudson Global, Inc.	594	6,118
	Hurco Cos., Inc.	32,038	956,014
*	Huron Consulting Group, Inc.	79,042	2,992,530
	Hyster-Yale Materials Handling, Inc.	43,601	1,848,682
*	IAA, Inc.	466	26,371
	ICF International, Inc.	61,609	4,028,613
*	IES Holdings, Inc.	3,589	114,561
	Innovative Solutions & Support, Inc.	5,621	34,457
	Insteel Industries, Inc.	73,466	1,598,620
	Interface, Inc.	90,555	555,102
	ITT, Inc.	86,313	5,222,800
	Jacobs Engineering Group, Inc.	5,007	475,665
*	JELD-WEN Holding, Inc.	122,916	2,584,923
*	JetBlue Airways Corp.	1,133,626	13,569,503
	Kadant, Inc.	57,227	6,587,972
	Kaman Corp.	87,989	3,489,644
	KAR Auction Services, Inc.	183,573	2,672,823
	Kelly Services, Inc., Class A	132,061	2,295,220
	Kennametal, Inc.	172,964	5,361,884
	Kforce, Inc.	1,297	45,006
	Kimball International, Inc., Class B	137,692	1,418,228
*	Kirby Corp.	168,245	6,475,750
	Knight-Swift Transportation Holdings, Inc.	663,046	25,189,118
	Knoll, Inc.	16,846	193,055
	Korn Ferry	202,269	6,106,501
*	Lawson Products, Inc.	26,425	1,088,974
*	LB Foster Co., Class A	38,491	521,938
	LSI Industries, Inc.	51,779	354,168
#*	Lydall, Inc.	88,401	1,749,456
	Macquarie Infrastructure Corp.	282,816	7,296,653
*	Manitex International, Inc.	5,026	20,657
*	Manitowoc Co., Inc. (The)	107,837	812,013
	ManpowerGroup, Inc.	105,156	7,136,938
	Marten Transport, Ltd.	486,394	7,463,716
*	Masonite International Corp.	50,108	4,409,504
#*	MasTec, Inc.	222,715	11,055,573
#*	Mastech Digital, Inc.	2,816	44,155
	Matson, Inc.	178,811	9,289,231
	Matthews International Corp., Class A	93,742	2,046,388
	Maxar Technologies, Inc.	18,832	485,301
	McGrath RentCorp	70,821	4,042,463
*	Mesa Air Group, Inc.	42,710	134,964
#*	Middleby Corp. (The)	1,226	122,036
	Miller Industries, Inc.	59,589	1,784,095
*	Mistras Group, Inc.	53,460	198,871
	Moog, Inc., Class A	71,371	4,452,837
*	Morgan Group Holding Co.	5	31
*	MRC Global, Inc.	67,005	285,441
	MSC Industrial Direct Co., Inc., Class A	77,763	5,416,971
	Mueller Industries, Inc.	133,910	3,874,016
	Mueller Water Products, Inc., Class A	285,621	2,959,034
*	MYR Group, Inc.	70,755	3,024,776
	National Presto Industries, Inc.	18,332	1,523,206
	Nielsen Holdings P.L.C.	165,045	2,229,758
	NL Industries, Inc.	14,037	58,113
	NN, Inc.	87,970	471,519
*	Northwest Pipe Co.	53,476	1,433,157
*	NOW, Inc.	395,727	1,610,609

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
#*	NV5 Global, Inc.	32,961	$1,848,453
	nVent Electric P.L.C.	165,310	2,983,846
#*	Orion Group Holdings, Inc.	78,737	256,683
	Oshkosh Corp.	177,390	11,948,990
	Owens Corning	440,100	28,813,347
*	PAM Transportation Services, Inc.	25,480	1,009,008
	Park Aerospace Corp.	65,798	696,801
	Park-Ohio Holdings Corp.	38,885	767,590
	Patriot Transportation Holding, Inc.	9,898	91,260
*	Perma-Pipe International Holdings, Inc.	44,798	243,701
*	PGT Innovations, Inc.	80,772	1,339,200
*	PICO Holdings, Inc.	50,122	414,509
	Pitney Bowes, Inc.	23,812	126,442
	Powell Industries, Inc.	58,001	1,370,564
	Preformed Line Products Co.	18,288	1,006,389
	Primoris Services Corp.	107,973	2,037,451
#	Quad/Graphics, Inc.	36,556	82,982
	Quanex Building Products Corp.	79,928	1,454,690
	Quanta Services, Inc.	632,156	39,465,499
*	Radiant Logistics, Inc.	170,866	878,251
	Raven Industries, Inc.	40,179	880,724
*	RBC Bearings, Inc.	1,128	134,288
*	RCM Technologies, Inc.	66,974	85,057
	Regal Beloit Corp.	149,228	14,721,342
*	Resideo Technologies, Inc.	151,792	1,530,063
	Resources Connection, Inc.	139,360	1,496,726
	REV Group, Inc.	40,303	316,379
	Rexnord Corp.	146,132	4,687,915
	Rush Enterprises, Inc., Class A	270,852	9,707,336
	Rush Enterprises, Inc., Class B	77,853	2,448,477
	Ryder System, Inc.	233,530	11,503,688
*	Saia, Inc.	91,245	13,473,237
	Schneider National, Inc., Class B	64,681	1,426,863
#	Scorpio Bulkers, Inc.	10,098	110,876
*	Sensata Technologies Holding P.L.C.	170,847	7,467,722
*	Servotronics, Inc.	7,061	58,924
	Shyft Group, Inc. (The)	144,062	2,781,837
*	SIFCO Industries, Inc.	12,483	44,315
	Simpson Manufacturing Co., Inc.	63,280	5,614,202
	SkyWest, Inc.	240,109	6,970,364
	Snap-on, Inc.	71,638	11,285,134
*	SP Plus Corp.	31,712	584,452
*	Spirit Airlines, Inc.	223,801	3,932,184
*	SPX Corp.	52,263	2,215,429
*	SPX FLOW, Inc.	73,038	3,093,159
	Standex International Corp.	54,396	3,377,448
	Steelcase, Inc., Class A	271,346	2,832,852
*	Sterling Construction Co., Inc.	94,214	1,384,946
	Systemax, Inc.	80,391	2,285,516
*	Taylor Devices, Inc.	706	6,531
#*	Team, Inc.	94,928	508,814
	Terex Corp.	259,786	6,414,116
*	Textainer Group Holdings, Ltd.	97,073	1,403,676
	Textron, Inc.	32,241	1,154,228
*	Thermon Group Holdings, Inc.	119,085	1,201,568
	Timken Co. (The)	132,287	7,897,534
*	Titan Machinery, Inc.	99,773	1,495,597
*	Transcat, Inc.	8,060	249,135
*	TriMas Corp.	139,851	3,402,575

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Trinity Industries, Inc.	621,127	$11,702,033
	Triton International, Ltd.	341,605	12,598,392
*	TrueBlue, Inc.	138,805	2,154,254
*	Tutor Perini Corp.	76,022	1,027,057
*	Twin Disc, Inc.	43,918	222,225
#*	U.S. Xpress Enterprises, Inc., Class A	9,811	70,737
	UFP Industries, Inc.	262,158	13,084,306
*	Ultralife Corp.	54,582	281,643
	UniFirst Corp.	54,144	8,869,329
*	United Airlines Holdings, Inc.	18,718	633,791
*	United Rentals, Inc.	1,760	313,790
*	Univar Solutions, Inc.	88,108	1,461,712
	Universal Logistics Holdings, Inc.	11,902	234,826
#	US Ecology, Inc.	2,197	67,052
*	USA Truck, Inc.	8,900	76,273
	Valmont Industries, Inc.	12,525	1,777,924
*	Vectrus, Inc.	43,249	1,709,200
*	Veritiv Corp.	38,418	553,219
	Viad Corp.	93,779	1,875,580
*	Virco Manufacturing Corp.	23,168	45,409
	VSE Corp.	23,342	675,984
#	Wabash National Corp.	172,617	2,461,518
	Watts Water Technologies, Inc., Class A	67,756	7,505,332
	Werner Enterprises, Inc.	190,431	7,240,187
*	WESCO International, Inc.	161,720	6,669,333
*	Willdan Group, Inc.	12,038	315,034
*	Willis Lease Finance Corp.	36,581	775,883
*	WillScot Mobile Mini Holdings Corp.	513,308	9,537,263
#*	XPO Logistics, Inc.	160,328	14,429,520

TOTAL INDUSTRIALS			876,838,315

INFORMATION TECHNOLOGY — (9.1%)
#*	2U, Inc.	18,746	690,790
*»	Actua Corp.	11,098	1,110
	ADTRAN, Inc.	88,783	949,090
*	Alithya Group, Inc., Class A	87,929	211,030
*	Alpha & Omega Semiconductor, Ltd.	73,676	1,168,501
*	Amkor Technology, Inc.	599,837	7,108,068
*	Amtech Systems, Inc.	16,144	85,886
*	Arlo Technologies, Inc.	61,047	272,270
*	Arrow Electronics, Inc.	366,807	28,570,597
	AstroNova, Inc.	26,277	207,588
*	Avaya Holdings Corp.	28,002	481,634
*	Aviat Networks, Inc.	7,802	144,415
	Avnet, Inc.	353,311	8,716,182
*	Aware, Inc.	66,795	176,339
*	Axcelis Technologies, Inc.	116,642	2,574,289
#*	AXT, Inc.	155,538	925,451
	Bel Fuse, Inc., Class A	9,916	120,777
	Bel Fuse, Inc., Class B	13,145	153,928
	Belden, Inc.	65,005	2,007,354
	Benchmark Electronics, Inc.	200,865	4,184,018
#»	BroadVision, Inc.	6,824	4,375
	Brooks Automation, Inc.	176,037	8,220,928
*	BSQUARE Corp.	33,602	38,306
*	CACI International, Inc., Class A	72,603	15,139,904
	Cass Information Systems, Inc.	1,372	53,810
*	Cirrus Logic, Inc.	96,193	6,624,812
*	Clearfield, Inc.	15,468	323,745

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CMC Materials, Inc.	32	$4,550
*	Coherent, Inc.	25,555	3,197,953
	Cohu, Inc.	55,411	1,204,081
	Communications Systems, Inc.	16,885	67,033
*	Computer Task Group, Inc.	47,384	263,455
	Comtech Telecommunications Corp.	98,659	1,420,690
*	Conduent, Inc.	101,912	355,163
	CSG Systems International, Inc.	11,392	431,529
	CSP, Inc.	5,466	38,754
	CTS Corp.	91,183	2,520,298
*	CyberOptics Corp.	26,076	600,791
	Daktronics, Inc.	109,480	426,972
*	Data I/O Corp.	18,111	61,759
*	Digi International, Inc.	84,178	1,239,942
*	Diodes, Inc.	224,637	12,990,758
*	DSP Group, Inc.	48,382	637,191
	DXC Technology Co.	45,269	833,855
#	Ebix, Inc.	9,826	177,458
*	EchoStar Corp., Class A	164,257	3,804,192
*	EMCORE Corp.	15,983	52,105
*	ePlus, Inc.	62,471	4,217,417
*	ExlService Holdings, Inc.	4,788	362,643
*	Fabrinet	97,983	5,880,940
*	FARO Technologies, Inc.	5,622	338,669
#*	First Solar, Inc.	6,932	603,396
#*	Fitbit, Inc., Class A	89,900	632,896
*	Flex, Ltd.	769,480	10,888,142
*	FormFactor, Inc.	248,327	7,040,070
*	Frequency Electronics, Inc.	39,092	357,301
#*	GSE Systems, Inc.	13,566	13,297
*	GSI Technology, Inc.	56,662	346,205
	Hackett Group, Inc. (The)	87,795	1,134,311
#*	Harmonic, Inc.	211,735	1,257,706
*	Ichor Holdings, Ltd.	70,239	1,633,759
#*	II-VI, Inc.	104,242	4,739,884
#*	Infinera Corp.	159,869	1,000,780
*	Insight Enterprises, Inc.	137,520	7,336,692
	InterDigital, Inc.	44,066	2,466,815
*	inTEST Corp.	36,539	170,272
*	Intevac, Inc.	55,464	292,850
	Jabil, Inc.	375,713	12,451,129
#	KBR, Inc.	399,723	8,909,826
*	Key Tronic Corp.	54,827	418,878
*	Kimball Electronics, Inc.	104,283	1,263,910
*	Knowles Corp.	356,394	5,078,614
	Kulicke & Soffa Industries, Inc.	168,941	4,416,118
*	KVH Industries, Inc.	52,591	457,016
*	LGL Group, Inc. (The)	9,599	92,246
	Littelfuse, Inc.	3,865	765,038
#*	Luna Innovations, Inc.	35,024	221,001
#*	MACOM Technology Solutions Holdings, Inc.	39,484	1,441,166
	ManTech International Corp., Class A	69,078	4,481,781
	Methode Electronics, Inc.	159,696	4,913,846
	MKS Instruments, Inc.	96,338	10,442,076
	MTS Systems Corp.	18,515	449,544
#*	Napco Security Technologies, Inc.	22,292	537,683
#*	NeoPhotonics Corp.	11,694	79,636
*	NETGEAR, Inc.	95,324	2,937,886
*	Netscout Systems, Inc.	270,474	5,550,126

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Network-1 Technologies, Inc.	4,934	$14,259
	NVE Corp.	502	23,157
*	ON Semiconductor Corp.	583,143	14,631,058
#*	OneSpan, Inc.	55,749	1,222,576
*	Onto Innovation, Inc.	159,741	5,122,894
*	Optical Cable Corp.	27,633	73,780
*	OSI Systems, Inc.	46,194	3,564,329
	PC Connection, Inc.	162,970	7,423,283
	PC-Tel, Inc.	46,981	239,603
*	Perceptron, Inc.	42,485	293,147
*	Perficient, Inc.	116,680	4,569,189
	Perspecta, Inc.	27,228	488,198
*	Photronics, Inc.	209,678	2,044,361
*	Plexus Corp.	96,047	6,679,108
#	QAD, Inc., Class B	465	13,532
*	Qumu Corp.	8,056	36,655
*	Rambus, Inc.	217,477	2,999,008
	RF Industries, Ltd.	15,951	68,270
*	Ribbon Communications, Inc.	14,919	64,301
	Richardson Electronics, Ltd.	36,622	154,545
#*	Rogers Corp.	37,796	4,581,631
*	Sanmina Corp.	276,608	6,760,300
*	ScanSource, Inc.	76,339	1,534,414
#*	SMART Global Holdings, Inc.	14,238	375,741
*	StarTek, Inc.	2,241	11,765
*	Steel Connect, Inc.	14,429	8,369
#*	Stratasys, Ltd.	89,218	1,140,206
#*	Super Micro Computer, Inc.	13,648	310,083
*	Sykes Enterprises, Inc.	144,986	4,964,321
#*	Synaptics, Inc.	26,044	1,996,793
	SYNNEX Corp.	210,135	27,662,171
#*	Telenav, Inc.	31,703	129,031
	TESSCO Technologies, Inc.	38,446	234,521
*	Trio-Tech International	5,279	19,532
#*	TTM Technologies, Inc.	407,029	4,831,434
*	Ultra Clean Holdings, Inc.	126,517	2,693,547
#*	Veeco Instruments, Inc.	44,535	566,931
*	Virtusa Corp.	98,318	4,945,395
	Vishay Intertechnology, Inc.	434,647	7,049,974
*	Vishay Precision Group, Inc.	46,599	1,113,250
	Wayside Technology Group, Inc.	3,889	86,025
	Xerox Holdings Corp.	413,696	7,190,036
	Xperi Holding Corp.	150,228	1,862,827

TOTAL INFORMATION TECHNOLOGY			364,898,841

MATERIALS — (7.3%)
*	AdvanSix, Inc.	19,028	289,606
	Albemarle Corp.	31,915	2,974,797
*	Alcoa Corp.	28,064	362,587
*	Allegheny Technologies, Inc.	345,547	3,182,488
	American Vanguard Corp.	119,903	1,549,147
*	Arconic Corp.	14,821	322,209
	Ashland Global Holdings, Inc.	178,236	12,435,526
	Avient Corp.	46,159	1,434,160
	Boise Cascade Co.	126,629	4,860,021
	Cabot Corp.	79,290	3,013,813
	Carpenter Technology Corp.	143,759	2,512,907
*	Century Aluminum Co.	416,735	2,742,116
	CF Industries Holdings, Inc.	209,993	5,797,907

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Chase Corp.	15,612	$1,485,638
	Chemours Co. (The)	19,525	393,234
*	Clearwater Paper Corp.	78,347	2,910,591
*	Coeur Mining, Inc.	461,656	3,263,908
	Commercial Metals Co.	515,504	10,645,158
#*	Core Molding Technologies, Inc.	23,022	177,039
	Domtar Corp.	213,899	5,107,908
	Eastman Chemical Co.	22,929	1,853,580
*	Element Solutions, Inc.	921,185	10,796,288
#*	Ferro Corp.	83,666	1,075,945
»	Ferroglobe Representation & Warranty Insurance Trust	20,277	0
	Friedman Industries, Inc.	14,662	82,107
	FutureFuel Corp.	146,255	1,738,972
*	GCP Applied Technologies, Inc.	11,299	246,431
	Glatfelter Corp.	229,233	3,271,155
#	Gold Resource Corp.	103,656	284,017
	Graphic Packaging Holding Co.	481,436	6,398,284
	Greif, Inc., Class A	76,224	3,093,932
	Greif, Inc., Class B	13,725	593,606
	Hawkins, Inc.	34,699	1,620,790
	Haynes International, Inc.	57,574	933,275
	HB Fuller Co.	198,292	8,972,713
	Hecla Mining Co.	2,062,971	9,448,407
	Huntsman Corp.	621,188	15,088,657
	Innospec, Inc.	85,381	5,647,099
	Kaiser Aluminum Corp.	70,836	4,457,709
*	Koppers Holdings, Inc.	1,398	31,357
*	Kraton Corp.	64,915	1,837,095
	Kronos Worldwide, Inc.	78,569	1,046,539
#*	Livent Corp.	163,674	1,759,496
	Louisiana-Pacific Corp.	252,677	7,221,509
	Materion Corp.	86,073	4,406,077
	Mercer International, Inc.	211,075	1,327,662
	Minerals Technologies, Inc.	139,004	7,602,129
	Myers Industries, Inc.	86,603	1,241,887
	Neenah, Inc.	46,921	1,765,637
#	Nexa Resources SA	25,876	156,550
	Northern Technologies International Corp.	44,731	358,295
	O-I Glass, Inc.	133,672	1,260,527
	Olin Corp.	473,317	7,833,396
	Olympic Steel, Inc.	50,535	576,604
*	PQ Group Holdings, Inc.	59,589	688,849
#*	Rayonier Advanced Materials, Inc.	183,600	629,748
	Reliance Steel & Aluminum Co.	288,850	31,481,761
*	Resolute Forest Products, Inc.	14,567	66,863
*	Ryerson Holding Corp.	17,335	136,426
	Schnitzer Steel Industries, Inc., Class A	142,319	2,988,699
	Schweitzer-Mauduit International, Inc.	102,745	3,411,134
	Sensient Technologies Corp.	16,762	1,096,738
	Sonoco Products Co.	51,048	2,495,737
	Steel Dynamics, Inc.	480,716	15,132,940
	Stepan Co.	59,628	6,943,084
*	Summit Materials, Inc., Class A	369,016	6,527,893
	SunCoke Energy, Inc.	283,141	988,162
*	Synalloy Corp.	29,722	154,257
*	TimkenSteel Corp.	146,787	568,066
*	Trecora Resources	70,125	415,140
	Tredegar Corp.	115,762	1,687,810
	Trinseo SA	52,798	1,680,032

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Tronox Holdings P.L.C., Class A	167,521	$1,636,680
*	UFP Technologies, Inc.	14,247	527,994
	United States Lime & Minerals, Inc.	11,985	1,111,010
#	United States Steel Corp.	409,864	3,959,286
*	Universal Stainless & Alloy Products, Inc.	20,469	111,147
#*	US Concrete, Inc.	39,089	1,327,462
	Valvoline, Inc.	107,752	2,119,482
#	Verso Corp., Class A	100,952	785,407
	Warrior Met Coal, Inc.	32,512	487,680
	Westlake Chemical Corp.	222,915	15,073,512
	WestRock Co.	50,655	1,902,095
	Worthington Industries, Inc.	110,280	5,426,879

TOTAL MATERIALS			291,050,460

REAL ESTATE — (0.4%)
#*	Altisource Portfolio Solutions SA	2,866	31,899
	CTO Realty Growth, Inc.	18,628	822,054
#*	Cushman & Wakefield P.L.C.	65,699	769,992
*	Five Point Holdings LLC, Class A	2,100	8,799
*	Forestar Group, Inc.	35,300	587,392
*	FRP Holdings, Inc.	26,447	1,070,046
	Griffin Industrial Realty, Inc.	10,709	568,112
*	Howard Hughes Corp. (The)	20,879	1,298,465
#	Jones Lang LaSalle, Inc.	32,125	3,625,627
	Kennedy-Wilson Holdings, Inc.	60,047	791,419
*	Marcus & Millichap, Inc.	10,575	330,257
	Newmark Group, Inc., Class A	2,693	12,751
*	Rafael Holdings, Inc., Class B	44,138	723,863
	RE/MAX Holdings, Inc., Class A	60,375	1,952,528
#*	Realogy Holdings Corp.	176,373	1,968,323
#*	St Joe Co. (The)	9,556	258,394
*	Stratus Properties, Inc.	25,957	554,701
*	Tejon Ranch Co.	104,474	1,432,339

TOTAL REAL ESTATE			16,806,961

UTILITIES — (0.3%)
	Brookfield Renewable Corp., Class A	27,231	1,818,214
	Genie Energy, Ltd., Class B	78,472	650,533
#	Ormat Technologies, Inc.	75,548	5,354,086
	Vistra Corp.	142,213	2,470,240

TOTAL UTILITIES			10,293,073

TOTAL COMMON STOCKS			3,847,532,650

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	13,712	387,364

CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	12,158	1,189,296

INDUSTRIALS — (0.1%)
	WESCO International, Inc.	66,146	1,916,911

TOTAL PREFERRED STOCKS			3,493,571

TOTAL INVESTMENT SECURITIES (Cost $2,838,261,018)			3,851,026,221

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	13,307,525	$13,307,525

SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	10,809,259	125,073,933

TOTAL INVESTMENTS — (100.0%) (Cost $2,976,626,621)			$3,989,407,679

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$111,808,318	—	—	$111,808,318
Consumer Discretionary	620,219,189	$10,258	—	620,229,447
Consumer Staples.	192,184,453	—	—	192,184,453
Energy	132,894,674	—	—	132,894,674
Financials	1,039,606,032	16,226	—	1,039,622,258
Health Care.	190,886,362	19,488	—	190,905,850
Industrials	876,838,315	—	—	876,838,315
Information Technology.	364,893,356	5,485	—	364,898,841
Materials.	291,050,460	—	—	291,050,460
Real Estate	16,806,961	—	—	16,806,961
Utilities.	10,293,073	—	—	10,293,073
Preferred Stocks
Communication Services	387,364	—	—	387,364
Consumer Discretionary	1,189,296	—	—	1,189,296
Industrials	1,916,911	—	—	1,916,911
Temporary Cash Investments	13,307,525	—	—	13,307,525
Securities Lending Collateral	—	125,073,933	—	125,073,933

TOTAL	$3,864,282,289	$125,125,390	—	$3,989,407,679

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.2%)
	Alaska Communications Systems Group, Inc.	27,346	$52,231
#*	AMC Networks, Inc., Class A	48,184	1,023,910
*	ANGI Homeservices, Inc., Class A	2,400	25,440
	Anterix, Inc.	15,886	507,081
	ATN International, Inc.	28,931	1,293,216
#*	Bandwidth, Inc., Class A	2,792	447,711
*	Boingo Wireless, Inc.	91,024	850,164
#*	Boston Omaha Corp., Class A	8,713	139,234
#*	Cardlytics, Inc.	932	68,800
*	Cargurus, Inc.	14,900	296,957
*	Cars.com, Inc.	86,889	642,110
*	Cincinnati Bell, Inc.	104,233	1,568,707
#	Cinemark Holdings, Inc.	1,040	8,518
	Cogent Communications Holdings, Inc.	88,424	4,934,059
*	comScore, Inc.	26,722	53,310
*	Consolidated Communications Holdings, Inc.	138,962	648,953
#*	Cumulus Media, Inc., Class A	4,437	22,451
#*	Daily Journal Corp.	249	67,529
*	DHI Group, Inc.	48,516	81,992
	Emerald Holding, Inc.	20,561	53,870
	Entravision Communications Corp., Class A	17,801	32,576
#*	Eventbrite, Inc., Class A	991	9,147
	EW Scripps Co. (The), Class A	146,894	1,333,797
*	Fluent, Inc.	300	765
#*	Gaia, Inc.	21,301	215,992
#	Gannett Co., Inc.	4,270	4,910
*	Glu Mobile, Inc.	164,382	1,176,975
*	Gray Television, Inc.	139,729	1,771,764
*	Gray Television, Inc., Class A	912	11,035
*	Hemisphere Media Group, Inc.	23,962	187,383
*	IDT Corp., Class B	69,409	661,468
*	IMAX Corp.	56,442	650,776
*	Iridium Communications, Inc.	122,505	3,235,357
	John Wiley & Sons, Inc., Class A	83,994	2,600,454
*	Liberty Latin America, Ltd., Class A	54,286	532,003
*	Liberty Latin America, Ltd., Class C	142,012	1,380,357
#*	Liberty Media Corp.-Liberty Braves, Class A	11,774	243,722
*	Liberty Media Corp.-Liberty Braves, Class C	35,733	731,454
#*	Liberty TripAdvisor Holdings, Inc., Class A	122,929	218,814
#*	Lions Gate Entertainment Corp., Class A	103,681	694,663
*	Lions Gate Entertainment Corp., Class B	109,195	684,653
#	Loral Space & Communications, Inc.	2,407	41,906
#	Marcus Corp. (The)	41,404	303,491
	Meredith Corp.	35,880	394,680
#*	MSG Networks, Inc., Class A	34,317	306,794
	National CineMedia, Inc.	105,242	208,905
#	New York Times Co. (The), Class A	20,858	827,228
	Nexstar Media Group, Inc., Class A	67,042	5,524,261
*	ORBCOMM, Inc.	149,707	643,740
*	QuinStreet, Inc.	81,042	1,297,077
#*	Reading International, Inc., Class A	26,130	61,144
#*	Reading International, Inc., Class B	2,340	38,048
	Saga Communications, Inc., Class A	16,582	282,226
	Scholastic Corp.	44,315	875,664
	Shenandoah Telecommunications Co.	99,217	4,327,846

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Spok Holdings, Inc.	49,865	$452,774
#*	Super League Gaming, Inc.	4,966	8,244
*	TechTarget, Inc.	66,320	2,904,816
	TEGNA, Inc.	196,000	2,357,880
	Telephone and Data Systems, Inc.	153,935	2,616,895
	Townsquare Media, Inc., Class A	20,149	91,073
*	Travelzoo	16,527	122,630
	Tribune Publishing Co.	54,940	629,612
#	TripAdvisor, Inc.	14,506	277,210
*	TrueCar, Inc.	82,012	357,572
*	United States Cellular Corp.	37,513	1,092,379
*	Urban One, Inc.	36,015	34,196
*	Vonage Holdings Corp.	451,711	4,779,102
#	World Wrestling Entertainment, Inc., Class A	10,172	369,854
*	Yelp, Inc.	74,265	1,460,793
#*	Zedge, Inc., Class B	17,051	58,144

TOTAL COMMUNICATION SERVICES			61,910,492

CONSUMER DISCRETIONARY — (14.7%)
#*	1-800-Flowers.com, Inc., Class A	93,457	1,853,252
	Aaron’s Holdings Co., Inc.	120,809	6,313,478
	Abercrombie & Fitch Co., Class A	91,959	1,307,657
	Acushnet Holdings Corp.	34,960	1,193,185
*	Adient P.L.C.	115,541	2,451,780
*	Adtalem Global Education, Inc.	81,156	1,902,297
	AMCON Distributing Co.	300	20,158
*	American Axle & Manufacturing Holdings, Inc.	340,043	2,285,089
#	American Eagle Outfitters, Inc.	346,847	4,755,272
*	American Outdoor Brands, Inc.	30,011	454,066
*	American Public Education, Inc.	35,563	1,005,366
*	America’s Car-Mart, Inc.	19,498	1,686,967
	Ark Restaurants Corp.	3,229	32,290
*	Asbury Automotive Group, Inc.	46,927	4,832,542
#*	Aspen Group, Inc.	10,446	97,983
#*	At Home Group, Inc.	3,700	60,273
*	AutoNation, Inc.	81,631	4,630,927
	Bassett Furniture Industries, Inc.	13,421	198,094
*	Beazer Homes USA, Inc.	1,224	14,908
#	Bed Bath & Beyond, Inc.	19,087	377,923
#	Big Lots, Inc.	46,381	2,207,736
*	Biglari Holdings, Inc., Class A	59	25,786
*	Biglari Holdings, Inc., Class B	2,903	243,184
#	BJ’s Restaurants, Inc.	36,142	1,019,566
#	Bloomin’ Brands, Inc.	103,062	1,440,807
*	Blue Apron Holdings, Inc., Class A	14,100	60,630
	Bluegreen Vacations Holding Corp.	8,157	66,480
#*	Boot Barn Holdings, Inc.	71,231	2,280,817
	Bowl America, Inc., Class A	1,400	13,055
	Brinker International, Inc.	10,421	453,730
	Brunswick Corp.	32,580	2,075,672
#	Buckle, Inc. (The)	47,294	1,133,164
*	Build-A-Bear Workshop, Inc.	25,203	104,088
	Caleres, Inc.	47,405	364,070
	Callaway Golf Co.	210,547	3,261,373
	Camping World Holdings, Inc., Class A	3,598	95,131
	Canterbury Park Holding Corp.	6,569	78,500
*	Capri Holdings, Ltd.	4,463	94,705
	Carriage Services, Inc.	53,203	1,373,169
*	Carrols Restaurant Group, Inc.	96,631	565,291

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Carter’s, Inc.	29,731	$2,421,590
	Cato Corp. (The), Class A	27,803	170,154
*	Cavco Industries, Inc.	19,318	3,325,401
*	Century Communities, Inc.	92,459	3,591,108
#	Cheesecake Factory, Inc. (The)	53,244	1,582,412
#	Children’s Place, Inc. (The)	28,465	719,311
	Choice Hotels International, Inc.	55,968	4,888,805
	Churchill Downs, Inc.	24,903	3,714,282
*	Chuy’s Holdings, Inc.	19,701	413,524
	Citi Trends, Inc.	13,796	360,214
	Clarus Corp.	3,220	49,942
#	Collectors Universe, Inc.	28,484	1,564,626
#	Columbia Sportswear Co.	3,788	282,547
*	Conn’s, Inc.	71,920	673,890
#*	Container Store Group, Inc. (The)	34,809	331,382
	Cooper Tire & Rubber Co.	116,557	4,008,395
#*	Cooper-Standard Holdings, Inc.	28,528	447,604
	Core-Mark Holding Co., Inc.	111,988	3,062,872
	Cracker Barrel Old Country Store, Inc.	26,367	3,001,092
*	Crocs, Inc.	125,337	6,558,885
	Culp, Inc.	37,056	459,865
	Dana, Inc.	267,066	3,736,253
#	Dave & Buster’s Entertainment, Inc.	10,500	180,180
*	Deckers Outdoor Corp.	34,618	8,771,163
*	Del Taco Restaurants, Inc.	55,002	407,840
*	Delta Apparel, Inc.	7,163	119,264
*	Denny’s Corp.	66,340	594,406
#	Designer Brands, Inc., Class A	94,407	408,782
#	Dick’s Sporting Goods, Inc.	83,687	4,740,869
#	Dillard’s, Inc., Class A	19,175	857,698
#	Dine Brands Global, Inc.	9,909	509,818
*	Dorman Products, Inc.	63,309	5,651,594
	Educational Development Corp.	5,452	90,667
#*	El Pollo Loco Holdings, Inc.	84,445	1,192,363
	Escalade, Inc.	17,256	321,134
	Ethan Allen Interiors, Inc.	37,366	599,724
#*	Everi Holdings, Inc.	46,082	396,766
	Extended Stay America, Inc.	214,321	2,432,543
*	Fiesta Restaurant Group, Inc.	58,955	509,371
*	Flanigan’s Enterprises, Inc.	1,877	31,451
	Flexsteel Industries, Inc.	10,746	300,351
*	Floor & Decor Holdings, Inc., Class A	33,295	2,430,535
	Foot Locker, Inc.	14,008	516,615
#*	Fossil Group, Inc.	66,369	378,967
*	Fox Factory Holding Corp.	72,945	6,133,216
*	frontdoor, Inc.	22,856	905,555
#*	Funko, Inc., Class A	3,600	22,824
#*	GameStop Corp., Class A	93,075	974,495
	Gap, Inc. (The)	63,710	1,239,159
*	Genesco, Inc.	48,391	857,489
#*	Genius Brands International, Inc.	53,305	55,970
*	Gentherm, Inc.	70,582	3,267,241
#*	G-III Apparel Group, Ltd.	56,977	768,050
	Goodyear Tire & Rubber Co. (The)	237,164	1,963,718
*	GoPro, Inc., Class A	25,873	153,686
	Graham Holdings Co., Class B	5,339	2,030,635
*	Grand Canyon Education, Inc.	20,127	1,577,353
*	Green Brick Partners, Inc.	22,165	396,532
	Group 1 Automotive, Inc.	35,286	3,743,139

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	GrubHub, Inc.	40,800	$3,017,568
#	Guess?, Inc.	78,240	921,667
#	H&R Block, Inc.	14,500	250,270
	Hamilton Beach Brands Holding Co., Class A	21,382	471,473
#	Hanesbrands, Inc.	164,586	2,644,897
	Harley-Davidson, Inc.	85,405	2,808,116
	Haverty Furniture Cos., Inc.	44,157	1,104,808
	Haverty Furniture Cos., Inc., Class A	457	11,347
#*	Helen of Troy, Ltd.	49,830	9,447,768
#*	Hibbett Sports, Inc.	50,865	1,923,206
*	Hilton Grand Vacations, Inc.	73,530	1,514,718
	Hooker Furniture Corp.	26,595	731,362
#*	Horizon Global Corp.	16,767	94,231
#*	Hudson, Ltd., Class A	2,820	21,545
*	Installed Building Products, Inc.	54,463	4,931,080
#	International Game Technology P.L.C.	1,000	8,210
#*	iRobot Corp.	42,097	3,350,079
*	J Alexander’s Holdings, Inc.	16,914	94,042
	Jack in the Box, Inc.	44,536	3,565,552
	Johnson Outdoors, Inc., Class A	21,043	1,837,685
*	K12, Inc.	91,630	2,187,208
	KB Home	111,404	3,592,779
#*	Kontoor Brands, Inc.	7,005	230,464
	L Brands, Inc.	12,615	403,806
#*	Lakeland Industries, Inc.	21,414	461,900
#*	Lands’ End, Inc.	29,041	466,108
*	Laureate Education, Inc., Class A	86,254	1,121,302
	La-Z-Boy, Inc.	108,239	3,705,021
#*	Lazydays Holdings, Inc.	1,300	18,044
	LCI Industries	45,565	4,996,658
*	Leaf Group, Ltd.	2,900	16,530
#*	Legacy Housing Corp.	400	5,444
	Leggett & Platt, Inc.	58,208	2,429,020
*	LGI Homes, Inc.	21,484	2,296,210
	Lifetime Brands, Inc.	21,795	219,040
*	Lindblad Expeditions Holdings, Inc.	58,877	489,857
*	Liquidity Services, Inc.	82,478	703,537
	Lithia Motors, Inc., Class A	51,358	11,790,256
#*	Lovesac Co. (The)	3,000	77,220
*	Lumber Liquidators Holdings, Inc.	24,220	535,746
*	M/I Homes, Inc.	42,762	1,749,821
#*	Magnite, Inc.	221,464	1,999,820
*	Malibu Boats, Inc., Class A	51,137	2,599,294
#	Marine Products Corp.	33,814	536,290
*	MarineMax, Inc.	57,730	1,730,745
	Marriott Vacations Worldwide Corp.	58,656	5,666,170
*	MasterCraft Boat Holdings, Inc.	57,358	1,182,722
#*	Mattel, Inc.	67,426	928,456
	MDC Holdings, Inc.	97,417	4,239,588
»	Media General, Inc.	64,715	6,070
*	Meritage Homes Corp.	43,894	3,822,728
#*	Michaels Cos., Inc. (The)	98,110	795,672
*	Modine Manufacturing Co.	85,454	546,906
*	Monarch Casino & Resort, Inc.	36,281	1,574,233
	Monro, Inc.	57,870	2,434,012
#*	Motorcar Parts of America, Inc.	50,264	740,389
	Movado Group, Inc.	38,544	420,515
*	Murphy USA, Inc.	57,155	6,989,485
	Nathan’s Famous, Inc.	14,821	752,314

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	National Vision Holdings, Inc.	38,880	$1,568,030
#*	Nautilus, Inc.	91,165	1,977,369
#*	Noodles & Co.	53,430	345,158
	ODP Corp. (The)	74,565	1,454,017
#*	Ollie’s Bargain Outlet Holdings, Inc.	29,834	2,598,243
	OneSpaWorld Holdings Ltd.	600	3,726
	Oxford Industries, Inc.	25,494	1,049,588
	Papa John’s International, Inc.	57,440	4,399,904
	Patrick Industries, Inc.	51,933	2,895,265
#*	Penn National Gaming, Inc.	63,991	3,454,234
	Penske Automotive Group, Inc.	101,258	5,180,359
*	Perdoceo Education Corp.	174,844	1,973,989
#	PetMed Express, Inc.	54,000	1,597,320
	Polaris, Inc.	27,279	2,478,570
#*	Potbelly Corp.	30,578	108,858
#*	Purple Innovation, Inc.	1,756	49,818
	PVH Corp.	12,121	706,533
*	Quotient Technology, Inc.	54,308	483,341
	Qurate Retail, Inc., Class A	179,538	1,215,472
#	RCI Hospitality Holdings, Inc.	22,308	477,391
*	Red Lion Hotels Corp.	41,823	72,354
#*	Red Robin Gourmet Burgers, Inc.	17,122	206,149
#*	Regis Corp.	42,118	233,334
	Rent-A-Center, Inc.	35,162	1,086,506
#*	RH	15,895	5,328,481
	Rocky Brands, Inc.	19,769	531,786
#*	RumbleON, Inc., Class B	1,300	50,687
#	Ruth’s Hospitality Group, Inc.	81,244	908,308
#*	Sally Beauty Holdings, Inc.	119,599	1,001,044
*	Scientific Games Corp., Class A	64,689	2,062,285
*	SeaWorld Entertainment, Inc.	78,228	1,722,581
#*	Shake Shack, Inc., Class A	37,763	2,549,758
	Shoe Carnival, Inc.	34,944	1,082,565
	Shutterstock, Inc.	50,170	3,283,626
#	Signet Jewelers, Ltd.	64,479	1,436,592
#	Six Flags Entertainment Corp.	1,859	40,192
*	Skechers U.S.A., Inc., Class A	70,830	2,246,019
*	Skyline Champion Corp.	46,344	1,188,724
*	Sleep Number Corp.	70,636	4,475,497
	Smith & Wesson Brands, Inc.	120,047	1,991,580
	Sonic Automotive, Inc., Class A	72,077	2,599,097
*	Sonos, Inc.	29,298	427,751
*	Sportsman’s Warehouse Holdings, Inc.	129,091	1,680,765
*	Stamps.com, Inc.	27,448	6,127,492
	Standard Motor Products, Inc.	55,338	2,534,480
	Steven Madden, Ltd.	153,699	3,690,313
#*	Stitch Fix, Inc., Class A	10,395	357,900
*	Stoneridge, Inc.	81,862	1,868,909
	Strategic Education, Inc.	24,509	2,035,718
	Strattec Security Corp.	6,329	183,794
	Superior Group of Cos, Inc.	28,568	617,640
*	Tandy Leather Factory, Inc.	11,426	34,164
	Tapestry, Inc.	6,387	141,983
*	Taylor Morrison Home Corp.	166,814	3,603,182
*	Tempur Sealy International, Inc.	36,995	3,292,555
#*	Tenneco, Inc., Class A	18,825	162,271
*	Terminix Global Holdings, Inc.	29,742	1,400,551
#	Texas Roadhouse, Inc.	88,757	6,215,653
	Tilly’s, Inc., Class A	35,170	215,944

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Toll Brothers, Inc.	3,152	$133,267
*	TopBuild Corp.	64,007	9,806,512
*	TravelCenters of America, Inc.	15,642	372,280
*	TRI Pointe Group, Inc.	254,078	4,174,502
#	Twin River Worldwide Holding, Inc.	6,187	150,158
*	Unifi, Inc.	37,068	555,649
*	Universal Electronics, Inc.	34,939	1,294,839
*	Universal Technical Institute, Inc.	33,663	154,513
#*	Urban Outfitters, Inc.	152,945	3,416,791
#*	Veoneer, Inc.	6,058	93,111
*	Vera Bradley, Inc.	39,223	248,674
*	Vince Holding Corp.	1,906	7,624
*	Vista Outdoor, Inc.	118,170	2,336,221
*	Visteon Corp.	41,198	3,693,401
*	VOXX International Corp.	50,324	570,171
	Wendy’s Co. (The)	223,120	4,875,172
	Weyco Group, Inc.	14,152	224,168
#	Williams-Sonoma, Inc.	12,731	1,161,194
	Wingstop, Inc.	28,782	3,348,210
	Winmark Corp.	10,114	1,713,413
	Winnebago Industries, Inc.	62,841	2,950,385
	Wolverine World Wide, Inc.	161,586	4,309,499
*	WW International, Inc.	50,703	1,072,875
	Wyndham Destinations, Inc.	13,630	444,747
	Wyndham Hotels & Resorts, Inc.	39,437	1,834,215
*	YETI Holdings, Inc.	20,697	1,024,088
*	ZAGG, Inc.	40,375	115,069
*	Zumiez, Inc.	56,263	1,575,364

TOTAL CONSUMER DISCRETIONARY			420,898,309

CONSUMER STAPLES — (4.5%)
	Alico, Inc.	11,109	320,828
	Andersons, Inc. (The)	45,615	989,389
#*	Arcadia Biosciences, Inc.	2,600	7,618
#	B&G Foods, Inc.	65,549	1,740,981
*	BJ’s Wholesale Club Holdings, Inc.	43,951	1,682,884
*	Boston Beer Co., Inc. (The), Class A	10,541	10,953,996
*	Bridgford Foods Corp.	6,838	124,794
	Calavo Growers, Inc.	36,164	2,427,689
*	Cal-Maine Foods, Inc.	76,362	2,928,483
	Casey’s General Stores, Inc.	544	91,702
*	Central Garden & Pet Co.	25,378	988,727
*	Central Garden & Pet Co., Class A	76,906	2,721,703
#*	Chefs’ Warehouse, Inc. (The)	36,397	492,087
	Coca-Cola Consolidated, Inc.	14,285	3,270,551
*	Coffee Holding Co., Inc.	7,765	29,196
*	Darling Ingredients, Inc.	292,864	12,593,152
*	Edgewell Personal Care Co.	77,390	2,029,166
*	elf Beauty, Inc.	56,739	1,150,100
	Energizer Holdings, Inc.	7,262	285,760
#*	Farmer Bros Co.	23,645	82,048
	Flowers Foods, Inc.	42,991	1,013,728
	Fresh Del Monte Produce, Inc.	89,386	1,924,481
#*	Freshpet, Inc.	5,063	579,714
#*	Hain Celestial Group, Inc. (The)	35,939	1,105,124
*	Hostess Brands, Inc.	131,269	1,659,240
	Ingles Markets, Inc., Class A	35,199	1,262,236
	Inter Parfums, Inc.	63,168	2,593,678
	J&J Snack Foods Corp.	30,637	4,153,458

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	John B. Sanfilippo & Son, Inc.	21,516	$1,565,504
	Lancaster Colony Corp.	38,138	6,336,247
*	Landec Corp.	75,903	729,428
#*	Lifevantage Corp.	43,761	483,559
	Limoneira Co.	22,311	308,561
	Mannatech, Inc.	1,440	23,702
	Medifast, Inc.	22,447	3,153,579
	MGP Ingredients, Inc.	41,900	1,760,638
#*	National Beverage Corp.	65,535	5,130,735
#	Natura & Co. Holding SA, ADR	90,992	1,451,322
*	Natural Alternatives International, Inc.	18,236	141,147
	Natural Grocers by Vitamin Cottage, Inc.	60,243	640,986
	Natural Health Trends Corp.	1,244	6,879
*	Nature’s Sunshine Products, Inc.	216	2,251
	Nu Skin Enterprises, Inc., Class A	77,740	3,836,469
#	Ocean Bio-Chem, Inc.	2,148	33,487
	Oil-Dri Corp. of America	13,411	458,120
*	Performance Food Group Co.	77,695	2,611,329
	PriceSmart, Inc.	55,299	3,815,631
	Rocky Mountain Chocolate Factory, Inc.	6,870	18,206
	Sanderson Farms, Inc.	46,425	5,941,007
	Seaboard Corp.	329	1,133,405
*	Seneca Foods Corp., Class A	19,872	732,283
*	Seneca Foods Corp., Class B	1,443	53,579
*	Simply Good Foods Co. (The)	66,791	1,255,671
	SpartanNash Co.	74,457	1,370,753
	Spectrum Brands Holdings, Inc.	28,883	1,642,576
*	Sprouts Farmers Market, Inc.	218,011	4,153,110
#	Tootsie Roll Industries, Inc.	42,566	1,271,872
*	TreeHouse Foods, Inc.	92,271	3,583,806
#	Turning Point Brands, Inc.	14,939	559,764
#*	United Natural Foods, Inc.	108,552	1,581,603
	United-Guardian, Inc.	14,172	201,242
	Universal Corp.	40,157	1,600,257
*	USANA Health Sciences, Inc.	39,382	2,979,248
	Vector Group, Ltd.	285,066	2,619,757
	Village Super Market, Inc., Class A	19,939	451,618
	WD-40 Co.	19,390	4,719,138
#	Weis Markets, Inc.	39,182	1,779,255

TOTAL CONSUMER STAPLES			129,340,237

ENERGY — (1.8%)
	Adams Resources & Energy, Inc.	8,338	159,089
	Antero Midstream Corp.	133,509	765,007
	Apache Corp.	3,244	26,925
	Arch Resources, Inc.	16,793	513,026
	Archrock, Inc.	190,372	1,128,906
	Ardmore Shipping Corp.	44,473	124,524
#*	Aspen Aerogels, Inc.	8,399	94,909
#	Berry Corp.	5,461	14,308
*	Bonanza Creek Energy, Inc.	28,053	496,819
*	Bristow Group, Inc.	9,601	199,509
	Cactus, Inc., Class A	47,972	815,524
*	ChampionX Corp.	37,471	327,122
	Cimarex Energy Co.	33,800	857,506
*	Clean Energy Fuels Corp.	324,864	805,663
*	CNX Resources Corp.	312,330	3,029,601
#*	CONSOL Energy, Inc.	45,233	171,433
#*	Contango Oil & Gas Co.	12,047	15,059

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	CVR Energy, Inc.	54,847	$603,865
#*	Dawson Geophysical Co.	34,164	61,154
	Delek US Holdings, Inc.	91,854	924,051
	DHT Holdings, Inc.	323,302	1,555,083
	Diamondback Energy, Inc.	11,100	288,156
#	DMC Global, Inc.	38,470	1,368,378
*	Dorian LPG, Ltd.	87,266	715,581
*	Dril-Quip, Inc.	52,653	1,363,713
#*	Earthstone Energy, Inc., Class A	16,600	44,654
	EQT Corp.	212,590	3,218,613
	Equitrans Midstream Corp.	111,237	807,581
	Evolution Petroleum Corp.	50,362	111,300
*	Exterran Corp.	41,538	175,706
*	Frank’s International NV	39,146	68,506
#	GasLog, Ltd.	62,709	149,247
*	Geospace Technologies Corp.	18,111	92,909
*	Goodrich Petroleum Corp.	7,444	71,314
#*	Green Plains, Inc.	77,888	1,176,109
*	Gulf Island Fabrication, Inc.	24,096	78,553
*	Helix Energy Solutions Group, Inc.	133,384	330,792
#	Helmerich & Payne, Inc.	96,493	1,434,851
	HollyFrontier Corp.	61,049	1,130,017
#*	Independence Contract Drilling, Inc.	5,705	13,260
	International Seaways, Inc.	56,042	758,809
#*	KLX Energy Services Holdings, Inc.	1,573	6,166
#*	Laredo Petroleum, Inc.	12,716	102,237
	Liberty Oilfield Services, Inc., Class A	15,295	102,171
#*	Matador Resources Co.	118,455	837,477
*	Matrix Service Co.	47,338	359,769
*	Montage Resources Corp.	12,836	63,538
#	Murphy Oil Corp.	118,988	918,587
#	Nabors Industries, Ltd.	4,847	137,752
	NACCO Industries, Inc., Class A	15,945	310,768
	National Oilwell Varco, Inc.	6,041	50,744
*	Natural Gas Services Group, Inc.	16,981	147,735
	Navios Maritime Acquisition Corp.	4,533	16,636
*	Newpark Resources, Inc.	70,763	50,603
*	NexTier Oilfield Solutions, Inc.	46,087	87,104
	Nordic American Tankers, Ltd.	103,318	300,655
*	Oceaneering International, Inc.	144,413	589,205
*	Oil States International, Inc.	103,987	258,928
*	Overseas Shipholding Group, Inc., Class A	63,874	121,999
#*	Par Pacific Holdings, Inc.	45,753	294,649
	Parsley Energy, Inc., Class A	38,850	388,889
	Patterson-UTI Energy, Inc.	69,836	178,780
#	PBF Energy, Inc., Class A	54,095	252,624
*	PDC Energy, Inc.	124,370	1,482,490
#	Peabody Energy Corp.	60,012	77,415
#*	Penn Virginia Corp.	12,386	95,124
	PHX Minerals, Inc.	22,081	33,122
*	ProPetro Holding Corp.	79,656	314,641
	Range Resources Corp.	368,889	2,427,290
#*	Renewable Energy Group, Inc.	91,626	5,167,706
*	REX American Resources Corp.	17,205	1,250,631
#*	RPC, Inc.	199,357	474,470
#	Scorpio Tankers, Inc.	73,306	646,559
*	SEACOR Holdings, Inc.	31,945	978,475
#*	SEACOR Marine Holdings, Inc.	24,313	41,818
*	Select Energy Services, Inc., Class A	37,670	113,763

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	SFL Corp., Ltd.	135,505	$882,138
#	SM Energy Co.	62,898	101,266
	Solaris Oilfield Infrastructure, Inc., Class A	35,785	212,205
*	Southwestern Energy Co.	932,120	2,488,760
#*	Talos Energy, Inc.	43,161	283,999
#*	Teekay Tankers, Ltd., Class A	15,614	147,240
*	TETRA Technologies, Inc.	45,985	25,545
#*	Tidewater, Inc.	26,829	157,218
#	US Silica Holdings, Inc.	104,484	284,196
	World Fuel Services Corp.	79,110	1,665,265
*	WPX Energy, Inc.	167,907	774,051

TOTAL ENERGY			51,789,535

FINANCIALS — (18.8%)
	1st Constitution Bancorp	170	2,217
	1st Source Corp.	55,367	1,854,241
	ACNB Corp.	3,796	79,223
	Affiliated Managers Group, Inc.	49,012	3,694,034
#	Alerus Financial Corp.	1,045	22,478
	Allegiance Bancshares, Inc.	20,030	566,849
	Altabancorp	25,601	557,334
	A-Mark Precious Metals, Inc.	9,829	305,485
*	Ambac Financial Group, Inc.	28,864	354,450
	American Equity Investment Life Holding Co.	175,867	4,365,019
	American National Bankshares, Inc.	14,256	325,037
	American National Group, Inc.	14,672	1,009,434
	American River Bankshares	2,368	24,438
	Ameris Bancorp	133,379	3,908,005
	AMERISAFE, Inc.	45,960	2,710,721
	AmeriServ Financial, Inc.	65,632	181,144
	Ames National Corp.	2,377	45,876
	Argo Group International Holdings, Ltd.	60,193	2,147,686
	Arrow Financial Corp.	38,829	1,062,750
	Artisan Partners Asset Management, Inc., Class A	94,690	3,793,281
*	Assetmark Financial Holdings Inc.	444	9,391
	Associated Banc-Corp.	209,342	2,865,892
	Associated Capital Group, Inc., Class A	1,064	34,154
	Assured Guaranty, Ltd.	93,574	2,388,944
*	Atlantic American Corp.	4,900	9,898
*	Atlantic Capital Bancshares, Inc.	26,845	372,609
	Atlantic Union Bankshares Corp.	104,185	2,634,839
#*	Atlanticus Holdings Corp.	19,846	227,237
	Auburn National BanCorp, Inc.	300	11,148
	Axis Capital Holdings, Ltd.	47,796	2,040,411
*	Axos Financial, Inc.	116,083	3,164,423
	Banc of California, Inc.	74,109	889,308
	BancFirst Corp.	44,276	1,968,068
*	Bancorp, Inc. (The)	165,667	1,590,403
	BancorpSouth Bank	218,894	5,124,309
	Bank of Commerce Holdings	12,843	102,872
#	Bank of Hawaii Corp.	69,002	4,184,281
	Bank of Marin Bancorp	21,895	659,915
	Bank of NT Butterfield & Son, Ltd. (The)	50,665	1,340,596
	Bank OZK	120,245	2,979,671
	BankFinancial Corp.	21,460	157,731
	BankUnited, Inc.	109,177	2,756,719
	Bankwell Financial Group, Inc.	3,607	59,516
	Banner Corp.	52,066	1,919,673
	Bar Harbor Bankshares	23,265	475,071

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Baycom Corp.	6,014	$66,755
	BCB Bancorp, Inc.	18,200	165,438
	Berkshire Hills Bancorp, Inc.	59,448	774,607
	BGC Partners, Inc., Class A	99,678	294,050
*	Blucora, Inc.	92,763	922,992
	BOK Financial Corp.	24,167	1,419,570
	Boston Private Financial Holdings, Inc.	203,421	1,257,142
	Bridge Bancorp, Inc.	25,476	497,801
*	Bridgewater Bancshares, Inc.	5,771	64,116
*	Brighthouse Financial, Inc.	84,569	2,799,234
	BrightSphere Investment Group P.L.C.	69,978	965,696
	Brookline Bancorp, Inc.	153,021	1,465,941
	Bryn Mawr Bank Corp.	28,936	777,221
#	Business First Bancshares, Inc.	2,079	34,532
	Byline Bancorp, Inc.	14,001	183,973
	C&F Financial Corp.	3,522	109,710
	Cadence BanCorp.	91,598	1,027,730
»	Calamos Asset Management, Inc., Class A	29,630	0
#	California First National Bancorp	3,097	49,087
	Cambridge Bancorp	2,647	164,352
	Camden National Corp.	22,486	718,877
*	Cannae Holdings, Inc.	42,339	1,565,696
	Capital City Bank Group, Inc.	21,004	447,595
	Capitol Federal Financial, Inc.	380,131	4,363,904
	Capstar Financial Holdings, Inc.	15,090	156,785
	Cathay General Bancorp	196,272	4,618,280
	CBTX, Inc.	5,430	102,627
	CCUR Holdings, Inc.	10,672	32,016
	Central Pacific Financial Corp.	18,063	248,728
	Central Valley Community Bancorp	7,779	100,349
	Century Bancorp, Inc., Class A	5,733	410,311
	Chemung Financial Corp.	763	26,003
	Citizens & Northern Corp.	14,804	250,780
	Citizens Community Bancorp, Inc.	17,222	130,887
	Citizens Holding Co.	592	12,846
#*	Citizens, Inc.	100,100	577,577
	City Holding Co.	34,366	2,076,737
	Civista Bancshares, Inc.	8,827	125,873
	CNB Financial Corp.	19,472	353,222
	CNO Financial Group, Inc.	336,171	5,967,035
*	Coastal Financial Corp.	1,794	26,659
	Codorus Valley Bancorp, Inc.	3,435	46,235
	Cohen & Steers, Inc.	58,981	3,321,220
	Colony Bankcorp, Inc.	1,629	20,411
	Columbia Banking System, Inc.	154,169	4,379,941
*	Columbia Financial, Inc.	24,193	294,913
	Community Bank System, Inc.	93,818	5,440,506
	Community Bankers Trust Corp.	20,050	109,473
	Community Financial Corp. (The)	1,099	24,013
	Community Trust Bancorp, Inc.	41,334	1,315,248
	Community West Bancshares	1,200	9,672
	ConnectOne Bancorp, Inc.	53,543	826,169
#	County Bancorp, Inc.	952	17,612
#	Cowen, Inc., Class A	37,990	815,265
	Crawford & Co., Class A	73,049	467,514
	Crawford & Co., Class B	54,477	345,384
#	Cullen/Frost Bankers, Inc.	24,425	1,716,345
#	Curo Group Holdings Corp.	29,517	221,082
*	Customers Bancorp, Inc.	43,842	605,896

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	CVB Financial Corp.	230,262	$4,029,585
	Diamond Hill Investment Group, Inc.	8,685	1,189,324
	Dime Community Bancshares, Inc.	93,580	1,183,787
	Donegal Group, Inc., Class A	52,385	760,106
	Donegal Group, Inc., Class B	870	10,292
*	Donnelley Financial Solutions, Inc.	74,917	946,202
	Eagle Bancorp, Inc.	40,263	1,204,669
	East West Bancorp, Inc.	15,049	548,988
	Eaton Vance Corp.	29,312	1,752,564
#*	eHealth, Inc.	46,827	3,142,560
	Employers Holdings, Inc.	66,766	2,137,180
#*	Encore Capital Group, Inc.	61,924	1,977,233
#*	Enova International, Inc.	90,262	1,385,530
*	Enstar Group, Ltd.	19,121	3,286,326
	Enterprise Bancorp, Inc.	7,083	160,147
	Enterprise Financial Services Corp.	39,168	1,140,180
*	Equity Bancshares, Inc., Class A	20,156	370,467
#*	Esquire Financial Holdings, Inc.	1,700	26,503
	ESSA Bancorp, Inc.	14,300	181,753
	Essent Group, Ltd.	55,118	2,196,452
	Evans Bancorp, Inc.	4,343	99,064
	Evercore, Inc., Class A	63,810	5,075,447
*	EZCORP, Inc., Class A	88,706	395,629
	Farmers & Merchants Bancorp, Inc.	674	13,520
	Farmers National Banc Corp.	32,721	381,200
	FB Financial Corp.	46,032	1,357,944
	FBL Financial Group, Inc., Class A	40,672	2,020,992
	Federal Agricultural Mortgage Corp., Class A	1,115	64,497
	Federal Agricultural Mortgage Corp., Class C	23,397	1,511,212
	Federated Hermes, Inc., Class B	187,479	4,480,748
	FedNat Holding Co.	37,465	192,195
	Financial Institutions, Inc.	22,464	398,287
*	First Acceptance Corp.	96,214	125,078
	First Bancorp	36,284	874,082
	First BanCorp.	257,397	1,670,507
	First Bancorp, Inc. (The)	15,260	352,964
	First Bancshares, Inc. (The)	12,923	308,084
	First Bank	9,625	72,091
	First Busey Corp.	89,139	1,603,611
	First Business Financial Services, Inc.	9,599	164,623
	First Choice Bancorp	5,238	73,751
	First Citizens BancShares, Inc., Class A	6,095	2,820,157
	First Commonwealth Financial Corp.	144,780	1,248,004
	First Community Bancshares, Inc.	42,704	810,522
	First Community Corp.	400	5,684
	First Financial Bancorp	187,994	2,688,314
	First Financial Bankshares, Inc.	171,206	5,103,651
	First Financial Corp.	26,421	917,337
	First Financial Northwest, Inc.	27,065	268,214
	First Foundation, Inc.	70,630	1,050,268
	First Hawaiian, Inc.	85,762	1,480,252
	First Horizon National Corp.	170,911	1,779,184
	First Internet Bancorp	13,651	293,770
	First Interstate BancSystem, Inc., Class A	80,507	2,841,897
	First Merchants Corp.	72,739	1,899,215
	First Mid Bancshares, Inc.	10,516	291,924
	First Midwest Bancorp, Inc.	142,758	1,791,613
	First Northwest Bancorp	10,347	121,577
	First of Long Island Corp. (The)	30,282	467,251

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	4,814	$57,383
	FirstCash, Inc.	83,455	4,342,998
	Flagstar Bancorp, Inc.	95,292	2,796,820
	Flushing Financial Corp.	85,513	1,093,711
	FNB Corp.	260,357	1,968,299
	FS Bancorp, Inc.	4,439	205,570
	Fulton Financial Corp.	354,646	3,897,560
	GAMCO Investors, Inc., Class A	11,568	142,286
*	Genworth Financial, Inc., Class A	6,100	23,973
	German American Bancorp, Inc.	52,618	1,587,485
	Glacier Bancorp, Inc.	140,060	5,014,148
	Global Indemnity Group LLC, Class A	25,088	614,907
	Goosehead Insurance, Inc., Class A	5,144	630,346
	Great Southern Bancorp, Inc.	32,484	1,330,220
	Great Western Bancorp, Inc.	66,552	864,510
*	Green Dot Corp., Class A	108,677	5,794,658
	Greenhill & Co., Inc.	22,229	287,421
#*	Greenlight Capital Re, Ltd., Class A	54,223	366,005
	Guaranty Bancshares, Inc.	5,772	166,811
	Guaranty Federal Bancshares, Inc.	2,022	28,551
#*	Hallmark Financial Services, Inc.	27,793	75,319
	Hamilton Lane, Inc., Class A	14,641	1,020,478
	Hancock Whitney Corp.	106,359	2,432,430
	Hanmi Financial Corp.	39,529	355,366
	Hanover Insurance Group, Inc. (The)	50,699	4,849,866
*	HarborOne Bancrop, Inc.	40,723	382,796
	Hawthorn Bancshares, Inc.	2,285	43,324
	HCI Group, Inc.	30,895	1,451,447
	Heartland Financial USA, Inc.	50,223	1,654,346
#	Hennessy Advisors, Inc.	2,761	22,281
	Heritage Commerce Corp.	70,518	511,256
	Heritage Financial Corp.	54,137	1,134,712
	Heritage Insurance Holdings, Inc.	32,826	309,877
	Hilltop Holdings, Inc.	197,180	4,497,676
	Hingham Institution For Savings (The)	1,923	388,388
*	HMN Financial, Inc.	3,408	49,757
	Home Bancorp, Inc.	3,745	94,524
	Home BancShares, Inc.	238,279	3,955,431
	HomeStreet, Inc.	52,779	1,639,844
	HomeTrust Bancshares, Inc.	11,678	186,498
	Hope Bancorp, Inc.	292,457	2,360,128
	Horace Mann Educators Corp.	77,779	2,637,486
	Horizon Bancorp, Inc.	65,347	810,303
	Houlihan Lokey, Inc.	42,406	2,658,856
*	Howard Bancorp, Inc.	11,146	112,909
	Independence Holding Co.	6,095	230,513
	Independent Bank Corp.	54,031	3,095,436
	Independent Bank Corp.	21,971	328,906
	Independent Bank Group, Inc.	52,799	2,723,372
	Interactive Brokers Group, Inc., Class A	114,563	5,449,762
	International Bancshares Corp.	129,425	3,582,484
	Investar Holding Corp.	2,510	34,989
	Investors Bancorp, Inc.	256,821	2,172,706
	Investors Title Co.	2,463	328,860
	James River Group Holdings, Ltd.	37,401	1,747,749
	Janus Henderson Group P.L.C.	137,128	3,332,210
	Jefferies Financial Group, Inc.	173,044	3,376,088
	Kearny Financial Corp.	127,124	1,067,842
	Kemper Corp.	84,210	5,192,389

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Kentucky First Federal Bancorp	3,402	$20,514
	Kingstone Cos., Inc.	12,993	75,619
	Kinsale Capital Group, Inc.	18,294	3,429,576
	Lake Shore Bancorp, Inc.	338	4,070
	Lakeland Bancorp, Inc.	69,573	774,348
	Lakeland Financial Corp.	59,502	3,042,337
	Landmark Bancorp, Inc.	3,294	77,244
	Lazard, Ltd., Class A	40,814	1,374,207
	LCNB Corp.	4,669	64,245
*	LendingClub Corp.	90,781	423,947
#*	LendingTree, Inc.	16,526	5,347,648
*	Limestone Bancorp, Inc.	857	9,084
#	Live Oak Bancshares, Inc.	46,115	1,719,167
	LPL Financial Holdings, Inc.	6,700	535,531
	Luther Burbank Corp.	12,114	114,235
	Macatawa Bank Corp.	71,519	514,222
	Mackinac Financial Corp.	8,480	84,206
*	Magyar Bancorp, Inc.	809	6,982
*	Malvern Bancorp, Inc.	1,300	16,211
	Marlin Business Services Corp.	17,788	129,852
#*	MBIA, Inc.	159,089	908,398
	Mercantile Bank Corp.	31,370	685,748
	Merchants Bancorp	6,374	137,551
	Mercury General Corp.	97,946	3,987,382
	Meridian Bancorp, Inc.	84,611	1,053,407
	Meta Financial Group, Inc.	43,239	1,268,632
*	Metropolitan Bank Holding Corp.	3,622	108,479
	MGIC Investment Corp.	216,764	2,180,646
	Mid Penn Bancorp, Inc.	2,400	46,920
	Middlefield Banc Corp.	614	11,715
	Midland States Bancorp, Inc.	25,979	387,087
	MidWestOne Financial Group, Inc.	12,586	253,608
	Moelis & Co., Class A	59,450	2,211,540
*	Mr Cooper Group, Inc.	98,446	2,075,242
	MVB Financial Corp.	2,770	44,182
	National Bank Holdings Corp., Class A	64,487	1,944,283
	National Bankshares, Inc.	2,914	79,203
	National General Holdings Corp.	130,302	4,426,359
	National Security Group, Inc. (The)	1,000	11,120
	National Western Life Group, Inc., Class A	4,293	728,222
	Navient Corp.	228,946	1,833,857
	NBT Bancorp, Inc.	88,780	2,430,796
	Nelnet, Inc., Class A	59,149	3,610,455
	New York Community Bancorp, Inc.	193,884	1,611,176
»	NewStar Financial, Inc.	112,900	11,471
*	NI Holdings, Inc.	5,422	90,602
*	Nicholas Financial, Inc.	9,480	76,409
*	Nicolet Bankshares, Inc.	7,629	470,709
*	NMI Holdings, Inc., Class A	102,175	2,195,741
*	Northeast Bank	11,206	215,043
	Northfield Bancorp, Inc.	99,788	1,013,846
	Northrim BanCorp, Inc.	8,823	251,985
	Northwest Bancshares, Inc.	159,393	1,700,723
	Norwood Financial Corp.	949	21,713
	OceanFirst Financial Corp.	83,016	1,242,750
	OFG Bancorp	70,929	1,020,668
	Ohio Valley Banc Corp.	1,400	29,974
	Old National Bancorp	264,103	3,692,160
	Old Republic International Corp.	53,581	872,299

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	35,549	$303,944
	OneMain Holdings, Inc.	65,565	2,287,563
	Oppenheimer Holdings, Inc., Class A	10,748	269,345
	Origin Bancorp, Inc.	7,862	175,873
	Orrstown Financial Services, Inc.	5,279	73,800
*	Pacific Mercantile Bancorp.	31,574	117,140
	Pacific Premier Bancorp, Inc.	131,624	3,356,412
	PacWest Bancorp.	5,639	108,494
*	Palomar Holdings, Inc.	1,562	139,284
#	Park National Corp.	19,939	1,827,409
	Parke Bancorp, Inc.	4,986	59,982
	PCSB Financial Corp.	9,558	128,746
	Peapack-Gladstone Financial Corp.	23,551	397,541
	Penns Woods Bancorp, Inc.	9,004	186,023
	Pennymac Financial Services, Inc.	97,037	4,931,420
	Peoples Bancorp of North Carolina, Inc.	1,084	18,742
	Peoples Bancorp, Inc.	25,031	565,701
	Peoples Financial Services Corp.	725	25,991
	People’s United Financial, Inc.	22,676	241,953
	Pinnacle Financial Partners, Inc.	66,239	3,033,084
	Piper Sandler Cos	21,077	1,758,876
	PJT Partners, Inc., Class A	31,874	2,156,595
	Popular, Inc.	75,970	3,205,934
#*	PRA Group, Inc.	110,393	3,767,713
	Preferred Bank.	26,839	907,963
	Premier Financial Bancorp, Inc.	21,671	270,888
	Premier Financial Corp.	62,779	1,129,394
	Primerica, Inc.	56,551	6,234,182
	ProAssurance Corp.	67,274	1,038,038
	Prosperity Bancshares, Inc.	627	34,554
	Protective Insurance Corp., Class A	550	8,030
	Protective Insurance Corp., Class B	10,753	141,402
	Provident Financial Holdings, Inc.	6,061	76,732
	Provident Financial Services, Inc.	116,873	1,585,967
	Prudential Bancorp, Inc.	3,645	42,246
	Pzena Investment Management, Inc., Class A	22,413	116,323
	QCR Holdings, Inc.	19,808	614,642
	Radian Group, Inc.	324,032	5,816,374
	RBB Bancorp	11,365	145,131
#	Red River Bancshares, Inc.	770	34,966
*	Regional Management Corp.	16,360	332,435
	Reliant Bancorp, Inc.	700	11,795
#	Renasant Corp.	79,081	2,254,599
	Republic Bancorp, Inc., Class A	39,187	1,306,103
*	Republic First Bancorp, Inc.	74,260	165,600
	Richmond Mutual Bancorp, Inc.	1,956	21,418
	Riverview Bancorp, Inc.	34,222	160,501
	RLI Corp.	73,080	6,336,036
	S&T Bancorp, Inc.	69,585	1,377,087
	Safeguard Scientifics, Inc.	27,758	161,552
	Safety Insurance Group, Inc.	36,735	2,571,450
	Salisbury Bancorp, Inc.	551	18,646
	Sandy Spring Bancorp, Inc.	56,891	1,442,187
*	Seacoast Banking Corp. of Florida.	77,568	1,666,161
*	Security National Financial Corp., Class A	3,942	25,978
*	Select Bancorp, Inc.	9,312	69,374
	Selective Insurance Group, Inc.	96,545	5,026,133
	ServisFirst Bancshares, Inc.	78,168	2,884,399
	Shore Bancshares, Inc.	12,406	134,233

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	21,779	$432,095
	Silvercrest Asset Management Group, Inc., Class A	4,500	50,805
	Simmons First National Corp., Class A	140,686	2,390,255
	SLM Corp.	93,589	860,083
	SmartFinancial, Inc.	7,605	113,619
	South State Corp.	63,037	3,870,472
*	Southern First Bancshares, Inc.	10,173	273,043
	Southern Missouri Bancorp, Inc.	7,104	181,010
	Southern National Bancorp of Virginia, Inc.	21,155	204,357
	Southside Bancshares, Inc.	62,849	1,694,409
	Spirit of Texas Bancshares, Inc.	5,459	69,384
	State Auto Financial Corp.	55,728	687,684
	Sterling Bancorp	290,961	3,893,058
	Sterling Bancorp, Inc.	10,431	36,821
	Stewart Information Services Corp.	58,733	2,489,692
	Stifel Financial Corp.	92,246	5,392,701
	Stock Yards Bancorp, Inc.	47,361	1,810,137
*	StoneX Group, Inc.	38,912	2,061,558
	Summit Financial Group, Inc.	6,683	120,361
	Summit State Bank	1,000	12,020
	Synovus Financial Corp.	29,144	757,744
	TCF Financial Corp.	220,233	5,992,540
	Territorial Bancorp, Inc.	21,850	463,439
*	Texas Capital Bancshares, Inc.	62,538	2,814,210
	TFS Financial Corp.	7,700	120,967
*	Third Point Reinsurance, Ltd.	76,510	595,248
	Timberland Bancorp, Inc.	15,798	300,952
	Tiptree, Inc.	75,610	368,221
	Tompkins Financial Corp.	28,302	1,584,629
	Towne Bank	93,773	1,704,793
	TriCo Bancshares	48,038	1,389,739
*	TriState Capital Holdings, Inc.	42,484	534,874
#*	Triumph Bancorp, Inc.	29,521	1,243,720
	TrustCo Bank Corp. NY	221,868	1,219,165
	Trustmark Corp.	175,568	4,106,536
	UMB Financial Corp.	93,869	5,713,806
	Umpqua Holdings Corp.	189,154	2,375,774
#*	Unico American Corp.	4,300	21,844
	United Bancshares, Inc.	110	2,233
#	United Bankshares, Inc.	170,024	4,459,730
	United Community Banks, Inc.	107,993	2,261,373
	United Fire Group, Inc.	39,695	815,335
	United Insurance Holdings Corp.	69,671	305,856
	United Security Bancshares	7,256	45,132
	Unity Bancorp, Inc.	11,850	166,137
	Universal Insurance Holdings, Inc.	81,685	1,018,612
	Univest Financial Corp.	36,467	578,367
	Unum Group	8,761	154,719
	Valley National Bancorp	577,248	4,410,175
	Value Line, Inc.	3,333	90,991
	Veritex Holdings, Inc.	29,944	590,795
	Virtu Financial, Inc., Class A	31,417	671,695
	Virtus Investment Partners, Inc.	20,228	3,227,377
#	Waddell & Reed Financial, Inc., Class A	155,869	2,392,589
	Walker & Dunlop, Inc.	72,976	4,588,731
	Washington Federal, Inc.	174,146	3,707,568
	Washington Trust Bancorp, Inc.	37,710	1,273,467
	Waterstone Financial, Inc.	66,623	1,124,596
	Webster Financial Corp.	35,000	1,127,350

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	83,784	$2,035,113
	West BanCorp, Inc.	43,923	728,683
	Westamerica BanCorp.	39,696	2,078,880
	Western Alliance Bancorp	63,204	2,604,005
	Western New England Bancorp, Inc.	35,498	204,468
	Westwood Holdings Group, Inc.	10,800	104,328
	White Mountains Insurance Group, Ltd.	3,844	3,491,621
	Wintrust Financial Corp.	62,888	3,095,976
	WisdomTree Investments, Inc.	195,655	712,184
#*	World Acceptance Corp.	21,509	1,806,541
	WSFS Financial Corp.	67,686	2,144,969
	WVS Financial Corp.	700	9,653

TOTAL FINANCIALS			538,549,332

HEALTH CARE — (11.0%)
#*	Abeona Therapeutics, Inc.	31,100	33,277
*	Acadia Healthcare Co., Inc.	126,891	4,523,664
#*	Accuray, Inc.	38,884	113,152
#*	Acer Therapeutics, Inc.	3,300	8,052
#»	Achillion Pharmaceuticals, Inc.	327,308	56,461
*	Addus HomeCare Corp.	38,908	3,796,254
#*	Adverum Biotechnologies, Inc.	110,141	1,201,638
#*	Aeglea BioTherapeutics, Inc.	45,828	351,959
#*	Aerie Pharmaceuticals Inc.	7,257	76,997
*	Agios Pharmaceuticals, Inc.	19,297	773,231
#*	Akebia Therapeutics, Inc.	72,891	161,818
*	Albireo Pharma, Inc.	20,286	640,226
#*	Aldeyra Therapeutics, Inc.	19,311	128,997
*	Alector, Inc.	978	9,203
*	Alkermes P.L.C.	41,986	682,272
*	Allied Healthcare Products, Inc.	2,500	12,325
*	Allscripts Healthcare Solutions, Inc.	223,320	2,251,066
*	Alpine Immune Sciences, Inc.	1,200	9,000
*	AMAG Pharmaceuticals, Inc.	35,620	488,706
*	Amedisys, Inc.	40,287	10,434,333
*	American Renal Associates Holdings, Inc.	6,648	76,386
*	Amicus Therapeutics, Inc.	58,913	1,050,419
*	AMN Healthcare Services, Inc.	87,486	5,711,086
#*	Amneal Pharmaceuticals, Inc.	3,757	15,629
#*	Amphastar Pharmaceuticals, Inc.	89,765	1,758,496
*	AnaptysBio, Inc.	10,387	306,001
*	AngioDynamics, Inc.	72,470	749,340
*	ANI Pharmaceuticals, Inc.	15,405	392,673
*	Anika Therapeutics, Inc.	40,464	1,319,936
#*	Antares Pharma, Inc.	4,144	11,313
#*	Apollo Medical Holdings, Inc.	364	6,283
*	Applied Genetic Technologies Corp.	36,668	189,207
#*	Aptevo Therapeutics, Inc.	3,200	20,672
#*	Aptinyx, Inc.	2,200	6,446
	Apyx Medical Corp.	33,145	199,533
»	Aquamed Technologies, Inc.	5,053	0
#*	Aravive, Inc.	18,174	84,146
*	ARCA biopharma, Inc.	2,800	10,780
*	Arcus Biosciences, Inc.	10,002	218,044
*	Ardelyx, Inc.	154,597	789,991
*	Arena Pharmaceuticals, Inc.	20,992	1,799,434
#*	Arrowhead Pharmaceuticals, Inc.	17,663	1,012,090
*	Assembly Biosciences, Inc.	44,344	653,631
*	Atara Biotherapeutics, Inc.	36,550	471,861

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Athenex, Inc.	6,260	$71,364
#*	Atossa Therapeutics, Inc.	3,331	4,963
*	AtriCure, Inc.	6,972	240,952
	Atrion Corp.	3,432	2,063,147
#*	aTyr Pharma, Inc.	3,542	11,228
*	Avanos Medical, Inc.	82,655	2,921,854
#*	Avrobio, Inc.	5,914	84,452
#*	Axcella Health, Inc.	4,041	17,134
#*	AxoGen, Inc.	35,615	449,105
#	Axovant Gene Therapies, Ltd.	3,700	7,881
*	Baudax Bio, Inc.	681	742
#*	BioDelivery Sciences International, Inc.	68,918	217,781
#*	BioLife Solutions, Inc.	12,066	346,415
*	BioSpecifics Technologies Corp.	22,461	1,978,814
*	BioTelemetry, Inc.	71,791	3,056,861
#*	Bluebird Bio, Inc.	11,281	583,341
*	Brookdale Senior Living, Inc.	259,502	762,936
#*	Caladrius Biosciences, Inc.	6,700	10,117
*	Calithera Biosciences, Inc.	95,962	339,705
#*	Calyxt, Inc.	819	2,629
#	Cantel Medical Corp.	83,217	3,981,101
*	CareDx, Inc.	8,337	408,930
#*	Cassava Sciences, Inc.	3,856	31,658
#*	Catabasis Pharmaceuticals, Inc.	21,478	28,781
*	Catalyst Biosciences, Inc.	30,475	167,003
*	Catalyst Pharmaceuticals, Inc.	35,474	105,358
#	CbdMD, Inc.	8,000	16,400
*	Cellular Biomedicine Group, Inc.	367	6,610
#*	Cerecor, Inc.	200	412
#*	Chembio Diagnostics, Inc.	1,700	8,058
*	ChemoCentryx, Inc.	56,345	2,704,560
#*	Chiasma, Inc.	24,806	93,023
*	Chimerix, Inc.	42,060	112,300
#*	Chinook Therapeutics, Inc.	13,304	164,304
*	Codexis, Inc.	7,322	97,456
*	Cogent Biosciences, Inc.	16,300	50,204
#*	Collegium Pharmaceutical, Inc.	45,658	814,082
#*	Community Health Systems, Inc.	169,421	1,057,187
	Computer Programs and Systems, Inc.	29,760	830,006
*	Concert Pharmaceuticals, Inc.	37,050	382,356
	CONMED Corp.	47,238	3,683,147
#*	Constellation Pharmaceuticals, Inc.	3,527	69,200
»	Contra Aduro Biotech I	13,305	133
»	Contra Pfenex, Inc.	27,081	20,311
#*	Corcept Therapeutics, Inc.	131,043	2,198,902
*	CorVel Corp.	35,577	3,245,334
#*	Corvus Pharmaceuticals, Inc.	15,585	61,717
*	Covetrus, Inc.	9,951	245,690
#*	Crinetics Pharmaceuticals, Inc.	2,080	25,126
*	Cross Country Healthcare, Inc.	71,294	559,658
*	CryoLife, Inc.	93,598	1,568,702
*	Cumberland Pharmaceuticals, Inc.	24,977	73,682
*	Cutera, Inc.	25,832	489,000
#*	Cyclerion Therapeutics, Inc.	2,793	6,536
*	Cymabay Therapeutics, Inc.	61,512	511,780
*	CytomX Therapeutics, Inc.	38,278	253,400
*	Denali Therapeutics, Inc.	13,908	594,984
*	Digirad Corp.	4,050	10,206
#*	Eagle Pharmaceuticals, Inc.	19,507	907,466

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Editas Medicine Inc.	1,296	$40,098
#*	Eidos Therapeutics, Inc.	999	70,849
#*	Eiger BioPharmaceuticals, Inc.	26,337	233,873
#»	Elanco Animal Health, Inc.	105,700	0
#*	Electromed, Inc.	14,044	116,706
*	Emergent BioSolutions, Inc.	71,414	6,425,118
*	Enanta Pharmaceuticals, Inc.	45,326	1,977,573
#*	Endo International P.L.C.	183,334	837,836
#*	Enochian Biosciences, Inc.	2,300	7,015
	Ensign Group, Inc. (The)	87,286	5,135,908
	Envista Holdings Corp.	71,032	1,876,665
#*	Enzo Biochem, Inc.	127,124	231,366
#*	Epizyme, Inc.	34,857	430,833
#*	Evolent Health, Inc., Class A	109,453	1,087,963
#*	Evolus, Inc.	600	1,818
#*	FibroGen, Inc.	20,819	799,033
*	Five Prime Therapeutics, Inc.	76,677	349,647
#*	Five Star Senior Living, Inc.	23,738	108,483
#*	Fluidigm Corp.	50,586	290,364
*	FONAR Corp.	12,708	249,585
#*	Fulgent Genetics, Inc.	3,094	100,648
#*	G1 Therapeutics, Inc.	37,466	411,751
#*	Geron Corp.	48,200	83,868
#*	Global Blood Therapeutics, Inc.	19,405	1,026,136
*	Globus Medical, Inc., Class A	31,132	1,622,600
#*	GlycoMimetics, Inc.	57,783	161,792
#*	Gritstone Oncology, Inc.	1,850	5,051
*	Haemonetics Corp.	5,084	513,942
*	Hanger, Inc.	15,532	271,344
#*	Harpoon Therapeutics, Inc.	3,425	49,560
#*	Harrow Health, Inc.	6,054	28,817
#*	Harvard Bioscience, Inc.	116,082	392,357
*	HealthStream, Inc.	73,791	1,350,375
#*	Heron Therapeutics, Inc.	20,100	327,831
#*	Heska Corp.	16,753	1,965,629
*	HMS Holdings Corp.	150,542	4,007,428
*	Horizon Therapeutics P.L.C	187,383	14,040,608
*	ICU Medical, Inc.	20,567	3,656,607
*	InfuSystem Holdings, Inc.	3,700	45,584
*	Innoviva, Inc.	146,827	1,587,200
#*	Inogen, Inc.	27,546	804,619
*	Inovalon Holdings, Inc., Class A	7,741	147,002
*	Integer Holdings Corp.	61,421	3,590,057
*	Integra LifeSciences Holdings Corp.	80,508	3,550,403
#*	Intellia Therapeutics, Inc.	66,958	1,602,975
#*	Interpace Biosciences, Inc.	1,140	3,979
#*	Intersect ENT, Inc.	36,927	572,368
*	Intra-Cellular Therapies, Inc.	117,757	2,905,065
*	IntriCon Corp.	20,098	251,225
#	Invacare Corp.	110,790	898,507
#*	iRadimed Corp.	3,407	77,169
*	Ironwood Pharmaceuticals, Inc.	33,748	333,430
*	IVERIC bio, Inc.	32,650	193,288
#*	Joint Corp. (The)	6,504	121,885
#*	Jounce Therapeutics, Inc.	54,279	451,601
#*	Kala Pharmaceuticals, Inc.	28,011	184,873
*	KalVista Pharmaceuticals, Inc.	16,255	279,749
#*	Karyopharm Therapeutics, Inc.	37,774	559,811
	Kewaunee Scientific Corp.	2,424	19,998

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Kindred Biosciences, Inc.	52,917	$184,680
*	Krystal Biotech, Inc.	2,037	87,571
*	Kura Oncology, Inc.	44,521	1,391,281
#*	Lannett Co., Inc.	11,923	76,665
#*	Lantheus Holdings, Inc.	91,017	988,445
#	LeMaitre Vascular, Inc.	62,530	2,030,974
*	LENSAR, Inc.	25,622	250,071
*	LHC Group, Inc.	44,079	9,545,307
#*	Ligand Pharmaceuticals, Inc.	21,940	1,808,953
*	LivaNova P.L.C.	34,061	1,714,631
	Luminex Corp.	91,286	2,011,943
#*	Lumos Pharma, Inc.	2,014	29,002
*	MacroGenics, Inc.	118,916	2,308,160
#*	Madrigal Pharmaceuticals, Inc.	5,116	651,011
*	Magellan Health, Inc.	46,795	3,381,875
#*	Magenta Therapeutics, Inc.	9,478	59,806
#*	Marker Therapeutics, Inc.	5,800	7,888
*»	MedCath Corp.	41,900	0
#*	MediciNova, Inc.	1,510	8,441
*	MEDNAX, Inc.	95,693	1,220,086
*	Medpace Holdings, Inc.	34,993	3,882,123
*	MEI Pharma, Inc.	16,200	42,120
#*	MeiraGTx Holdings P.L.C.	200	2,556
*	Meridian Bioscience, Inc.	99,383	1,704,418
*	Merit Medical Systems, Inc.	105,006	5,255,550
	Merrimack Pharmaceuticals, Inc.	15,020	57,977
*	Mersana Therapeutics, Inc.	5,128	92,407
#	Mesa Laboratories, Inc.	253	66,137
#*	Misonix, Inc.	6,609	75,078
*	Molecular Templates, Inc.	24,618	217,623
#*	MTBC, Inc.	11,032	84,615
*	MyoKardia, Inc.	4,321	965,873
*	Myriad Genetics, Inc.	93,150	1,157,854
*	NanoViricides, Inc.	3,234	11,157
	National HealthCare Corp.	24,420	1,545,786
	National Research Corp.	41,170	2,132,606
*	Natus Medical, Inc.	76,358	1,390,479
#*	Nektar Therapeutics	59,069	935,653
*	Neogen Corp.	54,156	3,776,839
#*	NeoGenomics, Inc.	81,992	3,216,546
#*	Neoleukin Therapeutics, Inc.	13,455	141,143
*	NextGen Healthcare, Inc.	82,825	1,126,420
*	NuVasive, Inc.	72,190	3,207,402
*	Odonate Therapeutics, Inc.	1,825	26,298
#*	Omnicell, Inc.	94,491	8,178,196
*	Opiant Pharmaceuticals, Inc.	1,132	7,799
#*	OPKO Health, Inc.	99,200	349,184
#*	Option Care Health, Inc.	37,800	503,874
*	OraSure Technologies, Inc.	147,609	2,205,278
*	Orgenesis, Inc.	1,820	8,245
*	Orthofix Medical, Inc.	23,992	749,990
#*	OrthoPediatrics Corp.	3,782	168,677
#*	Osmotica Pharmaceuticals P.L.C.	1,590	8,157
*	Otonomy, Inc.	75,282	269,510
	Owens & Minor, Inc.	193,003	4,848,235
#*	Oxford Immunotec Global P.L.C.	26,145	293,870
#*	Pacira BioSciences, Inc.	32,556	1,702,679
	Patterson Cos., Inc.	139,080	3,459,615
*	PDL BioPharma, Inc.	337,676	726,003

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Pennant Group, Inc.	38,759	$1,614,700
#*	PetIQ, Inc.	29,156	832,695
#*	PhaseBio Pharmaceuticals, Inc.	4,500	12,285
	Phibro Animal Health Corp., Class A	27,524	452,495
#*	Pieris Pharmaceuticals, Inc.	42,428	106,494
	Premier, Inc., Class A	12,140	397,342
#*	Prestige Consumer Healthcare, Inc.	109,500	3,616,785
#*	Pro-Dex, Inc.	5,942	208,267
»	Progenic Pharmaceuticals, Inc.	60,482	2,583
*	Protagonist Therapeutics, Inc.	54,476	1,032,320
*	Prothena Corp. P.L.C.	95,545	1,042,396
*	Providence Service Corp. (The)	39,407	4,632,293
	Psychemedics Corp.	4,247	16,011
#*	Pulse Biosciences, Inc.	410	4,965
*	Quidel Corp.	56,818	15,243,701
*	R1 RCM, Inc.	21,653	388,022
*	RadNet, Inc.	113,589	1,648,176
#*	Recro Pharma, Inc.	6,729	10,699
*	REGENXBIO, Inc.	34,586	994,693
*	Repligen Corp.	27,710	4,615,655
#*	Replimune Group, Inc.	2,200	91,982
*	Retrophin, Inc.	58,633	1,186,732
#*	Revance Therapeutics, Inc.	39,514	1,022,622
*	Rhythm Pharmaceuticals, Inc.	18,898	400,071
#*	Rigel Pharmaceuticals, Inc.	144,191	357,594
#*	Rocket Pharmaceuticals, Inc.	12,422	347,071
#*	Sage Therapeutics, Inc.	219	16,070
#*	Sangamo Therapeutics, Inc.	93,692	968,775
#*	Savara, Inc.	18,766	19,517
*	scPharmaceuticals, Inc.	1,612	13,895
*	SeaSpine Holdings Corp.	40,223	513,245
*	Select Medical Holdings Corp.	255,818	5,367,062
#*	SELLAS Life Sciences Group, Inc.	3,500	8,960
#*	Sharps Compliance Corp.	13,469	80,275
#*	Shockwave Medical, Inc.	3,068	209,606
*	SI-BONE, Inc.	700	14,679
*	Sierra Oncology, Inc.	200	2,742
#*	SIGA Technologies, Inc.	29,105	185,981
	Simulations Plus, Inc.	46,554	3,017,630
#*	Solid Biosciences, Inc.	4,211	13,770
#*	Sonoma Pharmaceuticals, Inc.	1,648	12,113
*	Spectrum Pharmaceuticals, Inc.	94,746	324,979
#*	Spero Therapeutics, Inc.	12,867	168,686
#*	STAAR Surgical Co.	15,682	1,136,945
#*	Strongbridge Biopharma P.L.C.	2,900	5,655
*	Supernus Pharmaceuticals, Inc.	90,931	1,669,493
*	Surgalign Holdings, Inc.	184,237	320,572
*	Surgery Partners, Inc.	95,460	2,082,937
*	Surmodics, Inc.	30,672	1,127,196
*	Syndax Pharmaceuticals, Inc.	86,766	1,510,596
*	Syneos Health, Inc.	7,552	400,860
#*	Synlogic, Inc.	9,958	18,522
#*	Syros Pharmaceuticals, Inc.	34,008	226,833
#*	Tabula Rasa HealthCare, Inc.	2,937	101,444
#*	Tactile Systems Technology, Inc.	6,981	255,365
*	Taro Pharmaceutical Industries, Ltd.	3,889	228,012
#*	TCR2 Therapeutics, Inc.	3,147	61,901
*	Tenet Healthcare Corp.	179,639	4,408,341
#*	Translate Bio, Inc.	4,576	58,710

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	TransMedics Group, Inc.	304	$3,642
#*	Triple-S Management Corp., Class B	43,661	808,602
#*	Ultragenyx Pharmaceutical, Inc.	20,072	2,017,236
*	United Therapeutics Corp.	30,958	4,155,492
#	US Physical Therapy, Inc.	28,763	2,281,769
	Utah Medical Products, Inc.	11,194	929,102
*	Vanda Pharmaceuticals, Inc.	68,156	728,588
#*	Vapotherm, Inc.	2,300	68,885
*	Varex Imaging Corp.	48,853	654,630
*	Vericel Corp.	26,795	496,511
#*	Verrica Pharmaceuticals, Inc.	1,300	9,633
#*	ViewRay, Inc.	16,500	49,005
#*	Viking Therapeutics, Inc.	81,238	457,370
#*	Vocera Communications, Inc.	18,981	622,197
*	Voyager Therapeutics, Inc.	6,464	68,712
#*	Wright Medical Group NV	59,735	1,827,294
#*	X4 Pharmaceuticals, Inc.	1,900	10,906
*	Xencor, Inc.	38,543	1,479,280
#*	XOMA Corp.	1,200	29,772
#*	Yield10 Bioscience, Inc.	1,700	9,333
#*	Zogenix, Inc.	29,556	630,134
#*	Zynerba Pharmaceuticals, Inc.	2,800	9,604
#*	Zynex, Inc.	2,102	26,927

TOTAL HEALTH CARE			314,385,479

INDUSTRIALS — (19.5%)
	AAON, Inc.	97,512	5,695,676
	AAR Corp.	58,300	1,134,518
	ABM Industries, Inc.	114,888	3,988,911
*	Acacia Research Corp.	41,499	130,722
	ACCO Brands Corp.	158,432	834,937
	Acme United Corp.	10,426	294,013
	Acuity Brands, Inc.	4,298	383,124
	ADT, Inc.	3,390	22,340
	Advanced Drainage Systems, Inc.	56,476	3,582,273
*	Aegion Corp.	63,899	901,615
#*	Aerojet Rocketdyne Holdings, Inc.	117,038	3,794,372
*	Aerovironment, Inc.	56,208	4,292,043
	AGCO Corp.	9,666	744,572
	Air Lease Corp.	75,341	2,052,289
*	Air Transport Services Group, Inc.	132,295	3,709,552
	Alamo Group, Inc.	26,945	3,242,292
	Alaska Air Group, Inc.	3,170	120,111
	Albany International Corp., Class A	55,023	2,802,872
#	Allegiant Travel Co.	26,547	3,577,474
	Allied Motion Technologies, Inc.	30,030	1,134,533
	Allison Transmission Holdings, Inc.	12,043	435,354
	Altra Industrial Motion Corp.	26,920	1,151,099
*	Ameresco, Inc., Class A	44,573	1,711,157
#*	American Superconductor Corp.	7,900	109,889
*	American Woodmark Corp.	32,860	2,714,565
*	AMREP Corp.	2,776	18,072
	Apogee Enterprises, Inc.	58,881	1,406,667
	Applied Industrial Technologies, Inc.	71,028	4,336,259
	ArcBest Corp.	61,952	1,890,775
	Arcosa, Inc.	17,835	823,442
	Argan, Inc.	43,706	1,800,250
*	Armstrong Flooring, Inc.	34,324	101,599
	Armstrong World Industries, Inc.	65,441	3,919,916

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	ASGN, Inc.	100,499	$6,701,273
	Astec Industries, Inc.	61,988	3,148,990
*	Astronics Corp.	25,678	164,339
#*	Astronics Corp., Class B	8,090	51,776
*	Atkore International Group, Inc.	52,146	1,078,901
*	Atlas Air Worldwide Holdings, Inc.	39,217	2,320,078
*	Avis Budget Group, Inc.	82,352	2,772,792
#*	Axon Enterprise, Inc.	44,885	4,439,126
	AZZ, Inc.	47,854	1,607,416
	Barnes Group, Inc.	93,915	3,446,680
	Barrett Business Services, Inc.	20,463	1,212,433
*	Beacon Roofing Supply, Inc.	91,448	2,807,454
	BG Staffing, Inc.	12,877	102,630
*	Blue Bird Corp.	33,623	388,009
*	BMC Stock Holdings, Inc.	79,274	3,138,458
	Brady Corp., Class A	90,991	3,432,181
*	BrightView Holdings, Inc.	14,314	175,060
	Brink’s Co. (The)	60,744	2,601,666
#*	Broadwind, Inc.	6,520	24,254
*	Builders FirstSource, Inc.	217,363	6,586,099
	CAI International, Inc.	29,554	778,748
*	Casella Waste Systems, Inc., Class A	107,984	5,830,056
*	CBIZ, Inc.	122,599	2,779,319
*	CECO Environmental Corp.	66,157	468,392
#*	Chart Industries, Inc.	56,506	4,771,932
	Chicago Rivet & Machine Co.	841	17,346
#*	Cimpress P.L.C.	35,640	2,615,976
*	CIRCOR International, Inc.	25,801	719,848
*	Clean Harbors, Inc.	79,820	4,228,065
*	Colfax Corp.	133,532	3,630,735
	Columbus McKinnon Corp.	45,359	1,537,217
	Comfort Systems USA, Inc.	81,295	3,723,311
	CompX International, Inc.	2,107	26,632
*	Construction Partners, Inc., Class A	12,386	252,427
	Copa Holdings SA, Class A	27,455	1,352,982
	CoreLogic, Inc.	82,327	6,333,416
*	Cornerstone Building Brands, Inc.	45,783	351,156
	Costamare, Inc.	95,116	541,210
	Covanta Holding Corp.	165,677	1,504,347
*	Covenant Logistics Group, Inc.	27,793	382,710
	CRA International, Inc.	19,663	805,200
	Crane Co.	11,949	606,412
	CSW Industrials, Inc.	27,745	2,373,030
	Cubic Corp.	49,038	2,898,636
	Curtiss-Wright Corp.	26,134	2,204,664
	Deluxe Corp.	49,960	1,071,142
#*	Document Security Systems, Inc.	2,786	12,788
	Douglas Dynamics, Inc.	60,257	2,055,366
*	Ducommun, Inc.	24,533	807,136
*	DXP Enterprises, Inc.	20,898	326,845
#*	Dycom Industries, Inc.	69,346	4,503,329
	Eastern Co. (The)	8,133	166,483
*	Echo Global Logistics, Inc.	71,156	1,919,077
	EMCOR Group, Inc.	83,083	5,665,430
	Encore Wire Corp.	40,788	1,884,813
*	Energy Recovery, Inc.	7,134	69,128
	Enerpac Tool Group Corp.	111,261	1,983,784
	EnerSys	73,392	5,254,867
	Ennis, Inc.	61,557	938,129

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	EnPro Industries, Inc.	44,405	$2,620,783
	ESCO Technologies, Inc.	41,752	3,494,225
	Espey Manufacturing & Electronics Corp.	6,393	120,479
#*	EVI Industries, Inc.	837	24,449
*	Evoqua Water Technologies Corp.	14,776	338,814
*	ExOne Co. (The)	1,980	19,899
	Exponent, Inc.	82,404	5,734,494
	Federal Signal Corp.	143,863	4,125,991
	Flowserve Corp.	19,315	562,453
*	Forrester Research, Inc.	43,589	1,610,178
	Forward Air Corp.	53,928	3,395,846
*	Franklin Covey Co.	36,843	623,384
	Franklin Electric Co., Inc.	90,536	5,407,715
*	FTI Consulting, Inc.	70,273	6,919,080
*	Gates Industrial Corp. P.L.C.	3,358	37,274
#	GATX Corp.	64,694	4,417,306
	Genco Shipping & Trading, Ltd.	51,543	332,968
*	Gencor Industries, Inc.	33,176	383,515
*	Generac Holdings, Inc.	42,393	8,908,889
*	Gibraltar Industries, Inc.	64,028	3,678,409
*	GMS, Inc.	46,880	1,059,488
*	Goldfield Corp. (The)	45,777	211,948
	Gorman-Rupp Co. (The)	65,773	2,042,252
*	GP Strategies Corp.	40,471	390,545
	GrafTech International, Ltd.	66,273	447,343
	Graham Corp.	29,385	387,882
#	Granite Construction, Inc.	61,119	1,180,208
*	Great Lakes Dredge & Dock Corp.	145,513	1,503,149
#	Greenbrier Cos., Inc. (The)	62,530	1,687,059
	Griffon Corp.	91,355	1,958,651
	H&E Equipment Services, Inc.	88,484	1,861,703
*	Harsco Corp.	87,151	1,124,248
#	Hawaiian Holdings, Inc.	110,661	1,532,655
*	HD Supply Holdings, Inc.	13,400	534,124
#	Healthcare Services Group, Inc.	108,030	2,471,726
	Heartland Express, Inc.	151,121	2,767,025
	Heidrick & Struggles International, Inc.	48,499	1,108,202
	Helios Technologies, Inc.	49,469	2,069,783
*	Herc Holdings, Inc.	36,372	1,613,462
*	Heritage-Crystal Clean, Inc.	29,058	478,876
	Herman Miller, Inc.	84,443	2,572,978
#	Hexcel Corp.	9,946	332,992
	Hillenbrand, Inc.	38,078	1,113,781
	HNI Corp.	63,753	2,075,160
*	Houston Wire & Cable Co.	11,452	31,493
*	Hub Group, Inc., Class A	59,349	2,975,165
	Hurco Cos., Inc.	17,228	514,084
*	Huron Consulting Group, Inc.	44,250	1,675,305
	Hyster-Yale Materials Handling, Inc.	17,600	746,240
	ICF International, Inc.	44,328	2,898,608
*	IES Holdings, Inc.	34,805	1,110,976
	Innovative Solutions & Support, Inc.	19,757	121,110
	Insperity, Inc.	57,030	4,367,357
	Insteel Industries, Inc.	52,517	1,142,770
	Interface, Inc.	73,063	447,876
	ITT, Inc.	10,243	619,804
*	JELD-WEN Holding, Inc.	76,232	1,603,159
*	JetBlue Airways Corp.	50,658	606,376
	John Bean Technologies Corp.	59,441	4,991,261

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	22,601	$2,601,827
	Kaman Corp.	50,949	2,020,637
	KAR Auction Services, Inc.	31,083	452,568
	Kelly Services, Inc., Class A	55,339	961,792
	Kennametal, Inc.	131,794	4,085,614
	Kforce, Inc.	76,426	2,651,982
	Kimball International, Inc., Class B	117,264	1,207,819
*	Kirby Corp.	64,405	2,478,948
	Knoll, Inc.	61,633	706,314
	Korn Ferry	111,547	3,367,604
*	Kratos Defense & Security Solutions, Inc.	226,836	4,284,932
	Landstar System, Inc.	44,453	5,543,289
*	Lawson Products, Inc.	22,868	942,390
*	LB Foster Co., Class A	17,793	241,273
*	Limbach Holdings, Inc.	9,820	87,693
	Lindsay Corp.	17,072	1,797,682
#*	LiqTech International, Inc.	2,400	17,928
*	LS Starrett Co. (The), Class A	1,920	5,050
	LSI Industries, Inc.	97,088	664,082
#*	Lydall, Inc.	41,290	817,129
	Macquarie Infrastructure Corp.	100,894	2,603,065
*	Manitex International, Inc.	15,585	64,054
*	Manitowoc Co., Inc. (The)	65,110	490,278
	ManpowerGroup, Inc.	6,005	407,559
	Marten Transport, Ltd.	186,383	2,860,047
*	Masonite International Corp.	19,110	1,681,680
#*	MasTec, Inc.	126,820	6,295,345
*	Mastech Digital, Inc.	1,100	17,248
	Matson, Inc.	78,309	4,068,153
	Matthews International Corp., Class A	39,655	865,669
	Maxar Technologies, Inc.	10,147	261,488
	McGrath RentCorp	40,376	2,304,662
*	Mercury Systems, Inc.	72,666	5,005,234
*	Meritor, Inc.	182,394	4,439,470
#*	Mesa Air Group, Inc.	4,869	15,386
#*	Middleby Corp. (The)	12,444	1,238,676
	Miller Industries, Inc.	26,862	804,248
*	Mistras Group, Inc.	34,384	127,908
	Moog, Inc., Class A	40,872	2,550,004
*	Morgan Group Holding Co.	23	143
*	MRC Global, Inc.	97,185	414,008
	MSA Safety, Inc.	44,387	5,855,533
	MSC Industrial Direct Co., Inc., Class A	4,036	281,148
	Mueller Industries, Inc.	107,942	3,122,762
	Mueller Water Products, Inc., Class A	354,820	3,675,935
*	MYR Group, Inc.	40,938	1,750,099
	National Presto Industries, Inc.	11,954	993,258
*	Navistar International Corp.	89,878	3,874,641
	NL Industries, Inc.	1,951	8,077
	NN, Inc.	55,545	297,721
*	Northwest Pipe Co.	29,019	777,709
*	NOW, Inc.	136,572	555,848
*	NV5 Global, Inc.	30,254	1,696,644
	nVent Electric P.L.C.	54,393	981,794
#	Omega Flex, Inc.	20,474	3,064,958
#*	Orion Energy Systems, Inc.	3,292	21,135
*	Orion Group Holdings, Inc.	43,026	140,265
	Oshkosh Corp.	4,584	308,778
*	PAM Transportation Services, Inc.	11,800	467,280

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Park Aerospace Corp.	25,793	$273,148
	Park-Ohio Holdings Corp.	31,873	629,173
	Patriot Transportation Holding, Inc.	5,218	48,110
*	Perma-Pipe International Holdings, Inc.	7,792	42,388
*	PGT Innovations, Inc.	141,163	2,340,483
*	PICO Holdings, Inc.	25,462	210,571
	Pitney Bowes, Inc.	173,195	919,665
	Powell Industries, Inc.	30,126	711,877
	Preformed Line Products Co.	7,969	438,534
	Primoris Services Corp.	78,741	1,485,843
*	Proto Labs, Inc.	18,136	2,141,499
#	Quad/Graphics, Inc.	54,782	124,355
	Quanex Building Products Corp.	65,094	1,184,711
*	Radiant Logistics, Inc.	97,696	502,157
	Raven Industries, Inc.	44,772	981,402
*	RBC Bearings, Inc.	38,011	4,525,210
#*	RCM Technologies, Inc.	16,100	20,447
#*	Red Violet, Inc.	1,609	33,467
	Regal Beloit Corp.	82,244	8,113,371
*	Resideo Technologies, Inc.	69,114	696,669
	Resources Connection, Inc.	93,902	1,008,507
	REV Group, Inc.	30,102	236,301
	Rexnord Corp.	160,979	5,164,206
	Rush Enterprises, Inc., Class A	69,220	2,480,845
	Rush Enterprises, Inc., Class B	28,395	893,023
	Ryder System, Inc.	1,354	66,698
*	Saia, Inc.	59,127	8,730,693
	Schneider National, Inc., Class B	12,548	276,809
#	Scorpio Bulkers, Inc.	10,233	112,358
*	Servotronics, Inc.	2,783	23,224
	Shyft Group, Inc. (The)	95,555	1,845,167
*	SIFCO Industries, Inc.	6,261	22,227
	Simpson Manufacturing Co., Inc.	82,536	7,322,594
#*	SiteOne Landscape Supply, Inc.	8,500	1,015,665
	SkyWest, Inc.	59,515	1,727,720
*	SP Plus Corp.	29,691	547,205
*	Spirit Airlines, Inc.	8,329	146,341
*	SPX Corp.	51,556	2,185,459
*	SPX FLOW, Inc.	75,704	3,206,064
	Standex International Corp.	30,444	1,890,268
	Steelcase, Inc., Class A	110,003	1,148,431
*	Stericycle, Inc.	18,470	1,150,681
*	Sterling Construction Co., Inc.	107,710	1,583,337
#*	Sunrun, Inc.	103,078	5,362,118
	Systemax, Inc.	67,300	1,913,339
*	Team, Inc.	42,012	225,184
	Tennant Co.	34,300	2,044,966
	Terex Corp.	101,721	2,511,491
	Tetra Tech, Inc.	100,776	10,169,306
*	Textainer Group Holdings, Ltd.	65,402	945,713
*	Thermon Group Holdings, Inc.	42,254	426,343
	Timken Co. (The)	121,901	7,277,490
*	Titan Machinery, Inc.	29,627	444,109
#*	TPI Composites, Inc.	44,376	1,469,733
*	Transcat, Inc.	9,029	279,086
#*	Trex Co., Inc.	121,194	8,427,831
*	TriMas Corp.	81,389	1,980,194
*	TriNet Group, Inc.	65,455	4,511,159
	Trinity Industries, Inc.	73,917	1,392,596

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Triton International, Ltd.	125,382	$4,624,088
*	TrueBlue, Inc.	72,527	1,125,619
*	Tutor Perini Corp.	17,102	231,048
*	Twin Disc, Inc.	18,649	94,364
#*	U.S. Xpress Enterprises, Inc., Class A	3,037	21,897
	UFP Industries, Inc.	116,525	5,815,763
*	Ultralife Corp.	49,397	254,889
	UniFirst Corp.	26,680	4,370,451
*	Univar Solutions, Inc.	17,300	287,007
	Universal Logistics Holdings, Inc.	32,434	639,923
#*	Upwork, Inc.	11,894	219,444
	US Ecology, Inc.	42,546	1,298,504
*	USA Truck, Inc.	11,187	95,873
	Valmont Industries, Inc.	30,802	4,372,344
*	Vectrus, Inc.	29,154	1,152,166
*	Veritiv Corp.	19,824	285,466
#	Viad Corp.	40,267	805,340
*	Vicor Corp.	25,089	1,956,942
*	Virco Manufacturing Corp.	6,861	13,448
	VSE Corp.	16,621	481,344
#	Wabash National Corp.	101,829	1,452,082
	Watts Water Technologies, Inc., Class A	47,698	5,283,507
*	Welbilt, Inc.	167,542	1,018,655
	Werner Enterprises, Inc.	136,384	5,185,320
*	WESCO International, Inc.	31,731	1,308,586
*	Willdan Group, Inc.	9,014	235,896
*	Willis Lease Finance Corp.	11,622	246,503
*	WillScot Mobile Mini Holdings Corp.	215,169	3,997,840

TOTAL INDUSTRIALS			559,368,290

INFORMATION TECHNOLOGY — (13.4%)
#*	2U, Inc.	13,948	513,984
#*	3D Systems Corp.	38,901	221,347
*	A10 Networks Inc.	10,321	69,564
*	Acacia Communications, Inc.	14,284	967,598
*	ACI Worldwide, Inc.	179,641	5,240,128
#*	ACM Research, Inc., Class A	2,776	195,347
*»	Actua Corp.	15,285	1,529
#*	ADDvantage Technologies Group, Inc.	6,563	12,338
	ADTRAN, Inc.	106,922	1,142,996
*	Advanced Energy Industries, Inc.	83,774	5,652,232
*	Agilysys, Inc.	55,158	1,493,679
*	Airgain, Inc.	16,106	222,585
*	Alarm.com Holdings, Inc.	71,066	4,145,280
*	Alithya Group, Inc., Class A	14,711	35,306
	Alliance Data Systems Corp.	1,971	101,585
*	Alpha & Omega Semiconductor, Ltd.	50,233	796,695
#*	Altair Engineering, Inc., Class A	12,936	556,636
*	Ambarella, Inc.	33,895	1,853,040
	American Software, Inc., Class A	72,668	1,066,766
*	Amkor Technology, Inc.	446,228	5,287,802
*	Amtech Systems, Inc.	18,554	98,707
*	Appfolio, Inc., Class A	11,454	1,636,433
*	Arlo Technologies, Inc.	91,937	410,039
*	Arrow Electronics, Inc.	4,100	319,349
	AstroNova, Inc.	7,447	58,831
#*	Asure Software, Inc.	12,709	89,853
*	Avaya Holdings Corp.	34,725	597,270
*	Aviat Networks, Inc.	4,994	92,439

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Avid Technology, Inc.	133,690	$1,245,991
	Avnet, Inc.	17,257	425,730
*	Aware, Inc.	34,012	89,792
*	Axcelis Technologies, Inc.	85,723	1,891,907
*	AXT, Inc.	107,959	642,356
	Badger Meter, Inc.	56,196	4,121,415
	Bel Fuse, Inc., Class A	2,583	31,461
	Bel Fuse, Inc., Class B	13,724	160,708
	Belden, Inc.	55,621	1,717,577
	Benchmark Electronics, Inc.	66,556	1,386,362
*	BK Technologies Corp.	20,576	61,111
	Blackbaud, Inc.	52,217	2,576,387
#*	Blackline, Inc.	7,700	752,136
*	Bottomline Technologies De, Inc.	55,492	2,204,142
*	Brightcove, Inc.	18,656	235,998
	Brooks Automation, Inc.	104,431	4,876,928
*	CACI International, Inc., Class A	24,914	5,195,316
*	CalAmp Corp.	89,499	633,653
*	Calix, Inc.	160,611	3,759,904
*	Cardtronics P.L.C., Class A	85,478	1,522,363
#*	Casa Systems, Inc.	29,510	123,057
	Cass Information Systems, Inc.	36,459	1,429,922
*	CEVA, Inc.	52,325	2,109,744
*	ChannelAdvisor Corp.	17,394	281,783
*	Cirrus Logic, Inc.	122,783	8,456,065
*	Clearfield, Inc.	34,668	725,601
#*	Cloudera, Inc.	56,140	545,681
	CMC Materials, Inc.	44,906	6,385,184
*	Coda Octopus Group, Inc.	4,194	23,151
*	Coherent, Inc.	17,967	2,248,390
	Cohu, Inc.	87,363	1,898,398
#*	CommScope Holding Co., Inc.	39,259	349,405
	Communications Systems, Inc.	8,595	34,122
*	CommVault Systems, Inc.	54,778	2,168,661
*	Computer Task Group, Inc.	21,319	118,534
	Comtech Telecommunications Corp.	57,377	826,229
*	Conduent, Inc.	208,595	726,954
#*	Cornerstone OnDemand, Inc.	440	16,716
#*	Cree, Inc.	32,647	2,076,349
	CSG Systems International, Inc.	66,818	2,531,066
	CSP, Inc.	2,788	19,767
	CTS Corp.	69,745	1,927,752
*	CyberOptics Corp.	23,687	545,748
	Daktronics, Inc.	106,090	413,751
*	Data I/O Corp.	2,221	7,574
*	Digi International, Inc.	54,794	807,116
*	Digital Turbine, Inc.	42,202	1,209,509
*	Diodes, Inc.	92,320	5,338,866
*	DSP Group, Inc.	63,120	831,290
	DXC Technology Co.	9,473	174,493
#*	DZS, Inc.	4,099	46,688
#	Ebix, Inc.	49,319	890,701
*	EchoStar Corp., Class A	37,456	867,481
*	eGain Corp.	59,104	936,798
*	EMCORE Corp.	52,125	169,928
*	Endurance International Group Holdings, Inc.	29,920	173,835
#*	Enphase Energy, Inc.	28,079	2,754,269
	Entegris, Inc.	40,003	2,991,024
*	Envestnet, Inc.	41,711	3,200,902

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ePlus, Inc.	33,853	$2,285,416
	EVERTEC, Inc.	83,909	2,792,492
#*	Evo Payments, Inc., Class A	3,400	71,638
*	ExlService Holdings, Inc.	63,172	4,784,647
*	Fabrinet	74,334	4,461,527
*	FARO Technologies, Inc.	40,811	2,458,455
#*	FireEye, Inc.	57,616	797,405
#*	First Solar, Inc.	21,098	1,836,475
*	Fitbit, Inc., Class A	224,373	1,579,586
*	Flex, Ltd.	19,562	276,802
	FLIR Systems, Inc.	6,600	228,954
*	FormFactor, Inc.	157,079	4,453,190
*	Frequency Electronics, Inc.	19,976	182,581
#*	Genasys, Inc.	3,438	20,697
*	Globant SA	14,364	2,594,282
#*	GreenSky, Inc., Class A	3,673	17,373
*	GSE Systems, Inc.	2,450	2,402
*	GSI Technology, Inc.	52,457	320,512
#*	GTT Communications, Inc.	42,851	158,120
	Hackett Group, Inc. (The)	84,446	1,091,042
#*	Harmonic, Inc.	261,677	1,554,361
#*	I3 Verticals, Inc., Class A	11,961	246,755
#*	Ichor Holdings, Ltd.	55,338	1,287,162
#*	Identiv, Inc.	2,200	14,366
*	IEC Electronics Corp.	20,094	192,300
#*	II-VI, Inc.	48,469	2,203,885
#*	Image Sensing Systems, Inc.	700	2,534
*	Immersion Corp.	35,162	216,598
#*	Impinj, Inc.	9,200	234,692
#*	Infinera Corp.	178,481	1,117,291
#*	Inphi Corp.	24,012	3,355,917
*	Insight Enterprises, Inc.	60,629	3,234,557
	InterDigital, Inc.	65,543	3,669,097
*	inTEST Corp.	13,037	60,752
*	Intevac, Inc.	65,347	345,032
*	Iteris, Inc.	32,287	121,722
*	Itron, Inc.	60,646	4,120,896
#*	j2 Global, Inc.	46,264	3,140,400
	Jabil, Inc.	48,410	1,604,307
	KBR, Inc.	218,756	4,876,071
*	Key Tronic Corp.	24,700	188,708
*	Kimball Electronics, Inc.	54,202	656,928
*	Knowles Corp.	198,057	2,822,312
	Kulicke & Soffa Industries, Inc.	114,306	2,987,959
*	KVH Industries, Inc.	48,315	419,857
*	Lantronix, Inc.	19,312	83,621
*	Lattice Semiconductor Corp.	258,740	9,030,026
#*	LightPath Technologies, Inc., Class A	10,325	24,780
#*	Limelight Networks, Inc.	314,525	1,110,273
	Littelfuse, Inc.	22,098	4,374,078
*	LiveRamp Holdings, Inc.	132,416	8,751,373
#*	Lumentum Holdings, Inc.	17,124	1,415,984
*	Luna Innovations, Inc.	33,774	213,114
#*	MACOM Technology Solutions Holdings, Inc.	15,044	549,106
#*	MagnaChip Semiconductor Corp.	20,058	274,594
*	Manhattan Associates, Inc.	66,081	5,649,926
	ManTech International Corp., Class A	45,781	2,970,271
	MAXIMUS, Inc.	13,739	928,482
*	MaxLinear, Inc.	95,381	2,521,874

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	85,666	$2,635,943
*	MicroStrategy, Inc., Class A	15,016	2,508,723
*	Mimecast, Ltd.	35,021	1,338,152
*	Mitek Systems, Inc.	37,956	472,552
	MKS Instruments, Inc.	13,472	1,460,230
	MTS Systems Corp.	27,819	675,445
#*	Napco Security Technologies, Inc.	45,825	1,105,299
	National Instruments Corp.	3,079	96,311
*	NCR Corp.	62,918	1,278,494
*	NeoPhotonics Corp.	129,349	880,867
*	NETGEAR, Inc.	62,310	1,920,394
*	Netscout Systems, Inc.	152,623	3,131,824
*	NetSol Technologies, Inc.	13,690	32,993
	Network-1 Technologies, Inc.	10,978	31,726
*	New Relic, Inc.	7,648	463,928
	NIC, Inc.	121,226	2,717,887
*	nLight, Inc.	1,008	21,410
*	Novanta, Inc.	66,003	7,175,846
	NVE Corp.	6,775	312,531
*	OneSpan, Inc.	94,058	2,062,692
*	Onto Innovation, Inc.	124,393	3,989,284
*	Optical Cable Corp.	5,961	15,916
*	OSI Systems, Inc.	37,678	2,907,235
#*	PAR Technology Corp.	21,536	796,186
#	Paysign, Inc.	10,269	48,880
	PC Connection, Inc.	59,244	2,698,564
	PC-Tel, Inc.	37,353	190,500
*	PDF Solutions, Inc.	67,444	1,263,901
*	Perceptron, Inc.	10,177	70,221
*	Perficient, Inc.	73,039	2,860,207
	Perspecta, Inc.	103,412	1,854,177
*	PFSweb, Inc.	14,270	88,474
*	Photronics, Inc.	159,063	1,550,864
*	Pixelworks, Inc.	89,793	199,340
*	Plexus Corp.	72,395	5,034,348
	Power Integrations, Inc.	106,382	6,405,260
*	PRGX Global, Inc.	28,325	154,088
	Progress Software Corp.	99,734	3,627,326
#*	Pure Storage, Inc., Class A	42,446	683,381
	QAD, Inc., Class A	24,107	1,008,637
	QAD, Inc., Class B	4,173	121,434
#*	Qualys, Inc.	32,275	2,835,359
#*	QuickLogic Corp.	1,800	5,094
*	Rambus, Inc.	232,781	3,210,050
	RF Industries, Ltd.	3,591	15,369
*	Ribbon Communications, Inc.	156,053	672,588
	Richardson Electronics, Ltd.	16,169	68,233
*	Rogers Corp.	36,398	4,412,166
#	Sabre Corp.	37,291	243,137
#*	Sailpoint Technologies Holdings, Inc.	54,634	2,267,857
*	Sanmina Corp.	148,533	3,630,147
	Sapiens International Corp. NV	11,592	314,491
*	ScanSource, Inc.	37,601	755,780
	Science Applications International Corp.	20,909	1,596,820
#*	SecureWorks Corp., Class A	3,900	40,560
*	Semtech Corp.	80,651	4,426,933
#*	SharpSpring, Inc.	5,836	62,387
#*	ShotSpotter, Inc.	9,166	268,655
*	Silicon Laboratories, Inc.	58,269	5,970,242

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	SMART Global Holdings, Inc.	35,603	$939,563
*	SMTC Corp.	6,433	22,451
*	SolarEdge Technologies, Inc.	23,692	6,105,192
*	SPS Commerce, Inc.	28,544	2,443,081
*	StarTek, Inc.	54,358	285,380
#*	Stratasys, Ltd.	3,754	47,976
#*	Super Micro Computer, Inc.	28,906	656,744
	Switch, Inc., Class A	11,273	158,498
*	Sykes Enterprises, Inc.	82,000	2,807,680
*	Synaptics, Inc.	63,054	4,834,350
#*	Synchronoss Technologies, Inc.	61,692	170,887
	SYNNEX Corp.	46,340	6,100,198
*	Telenav, Inc.	82,713	336,642
#*	Teradata Corp.	48,304	887,344
	TESSCO Technologies, Inc.	12,813	78,159
	TransAct Technologies, Inc.	13,502	96,539
	TTEC Holdings, Inc.	83,070	4,550,575
#*	TTM Technologies, Inc.	193,183	2,293,082
*	Ultra Clean Holdings, Inc.	105,521	2,246,542
#*	Unisys Corp.	117,913	1,549,377
*	Upland Software, Inc.	26,559	1,108,041
#*	Veeco Instruments, Inc.	130,563	1,662,067
*	Verint Systems, Inc.	83,749	4,063,502
*	Verra Mobility Corp.	5,543	53,268
#*	ViaSat, Inc.	29,600	1,003,440
*	Viavi Solutions, Inc.	176,974	2,185,629
*	Virtusa Corp.	67,589	3,399,727
	Vishay Intertechnology, Inc.	235,440	3,818,837
*	Vishay Precision Group, Inc.	25,618	612,014
	Wayside Technology Group, Inc.	12,433	275,018
	Xperi Holding Corp.	155,908	1,933,259
#*	Zix Corp.	38,289	234,712

TOTAL INFORMATION TECHNOLOGY			383,425,768

MATERIALS — (5.2%)
*	AdvanSix, Inc.	34,989	532,533
*	AgroFresh Solutions, Inc.	19,334	39,828
*	Alcoa Corp.	120,488	1,556,705
*	Allegheny Technologies, Inc.	127,427	1,173,603
	American Vanguard Corp.	63,368	818,715
*	Ampco-Pittsburgh Corp.	2,649	11,523
	Ashland Global Holdings, Inc.	37,903	2,644,492
	Avient Corp.	135,534	4,211,041
*	Axalta Coating Systems, Ltd.	4,854	121,884
	Balchem Corp.	48,690	4,866,565
	Boise Cascade Co.	82,910	3,182,086
	Cabot Corp.	87,827	3,338,304
	Carpenter Technology Corp.	57,088	997,898
*	Century Aluminum Co.	177,601	1,168,615
	Chase Corp.	20,368	1,938,219
	Chemours Co. (The)	61,696	1,242,557
*	Clearwater Paper Corp.	34,301	1,274,282
*	Coeur Mining, Inc.	426,057	3,012,223
	Commercial Metals Co.	223,118	4,607,387
	Compass Minerals International, Inc.	65,162	3,934,482
*	Core Molding Technologies, Inc.	24,525	188,597
	Domtar Corp.	68,957	1,646,693
	Eagle Materials, Inc.	18,038	1,537,739
*	Element Solutions, Inc.	398,716	4,672,952

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Ferro Corp.	174,156	$2,239,646
»	Ferroglobe Representation & Warranty Insurance Trust	83,625	0
*	Forterra, Inc.	33,678	439,498
	Friedman Industries, Inc.	7,760	43,456
	FutureFuel Corp.	74,767	888,980
*	GCP Applied Technologies, Inc.	96,679	2,108,569
	Glatfelter Corp.	71,213	1,016,210
#	Gold Resource Corp.	206,641	566,196
	Graphic Packaging Holding Co.	210,439	2,796,734
	Greif, Inc., Class A	44,847	1,820,340
	Greif, Inc., Class B	5,124	221,613
	Hawkins, Inc.	28,425	1,327,732
	Haynes International, Inc.	18,070	292,915
	HB Fuller Co.	98,782	4,469,885
	Hecla Mining Co.	781,563	3,579,559
	Huntsman Corp.	34,627	841,090
*	Ingevity Corp.	56,174	3,082,829
	Innospec, Inc.	49,432	3,269,432
*	Intrepid Potash, Inc.	8,389	83,722
	Kaiser Aluminum Corp.	33,977	2,138,173
*	Koppers Holdings, Inc.	55,590	1,246,884
*	Kraton Corp.	50,792	1,437,414
	Kronos Worldwide, Inc.	107,449	1,431,221
#*	Livent Corp.	102,601	1,102,961
	Louisiana-Pacific Corp.	206,881	5,912,659
	Materion Corp.	41,809	2,140,203
	Mercer International, Inc.	106,432	669,457
	Minerals Technologies, Inc.	67,810	3,708,529
	Mosaic Co. (The)	20,779	384,411
	Myers Industries, Inc.	100,599	1,442,590
	Neenah, Inc.	38,761	1,458,576
	NewMarket Corp.	128	45,784
#	Nexa Resources SA	3,030	18,332
	Northern Technologies International Corp.	17,386	139,262
	O-I Glass, Inc.	203,283	1,916,959
	Olin Corp.	215,079	3,559,557
	Olympic Steel, Inc.	21,878	249,628
*	PQ Group Holdings, Inc.	31,771	367,273
#	Quaker Chemical Corp.	631	120,388
#*	Ramaco Resources, Inc.	3,731	10,447
*	Rayonier Advanced Materials, Inc.	125,158	429,292
*	Resolute Forest Products, Inc.	112,224	515,108
*	Ryerson Holding Corp.	49,212	387,298
	Schnitzer Steel Industries, Inc., Class A	51,551	1,082,571
	Schweitzer-Mauduit International, Inc.	70,343	2,335,388
	Sensient Technologies Corp.	79,066	5,173,288
	Silgan Holdings, Inc.	116,633	4,018,007
	Stepan Co.	42,768	4,979,906
*	Summit Materials, Inc., Class A	143,349	2,535,844
	SunCoke Energy, Inc.	99,163	346,079
*	Synalloy Corp.	11,318	58,740
	Tecnoglass, Inc.	1,400	6,314
#*	TimkenSteel Corp.	100,711	389,752
*	Trecora Resources	40,033	236,995
	Tredegar Corp.	68,510	998,876
	Trinseo SA	47,776	1,520,232
*	Tronox Holdings P.L.C., Class A	211,293	2,064,333
*	UFP Technologies, Inc.	11,212	415,517
	United States Lime & Minerals, Inc.	14,662	1,359,167

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
#	United States Steel Corp.	140,534	$1,357,558
*	Universal Stainless & Alloy Products, Inc.	12,612	68,483
#*	US Concrete, Inc.	37,526	1,274,383
#*	US Gold Corp.	2,000	16,140
	Valvoline, Inc.	86,596	1,703,343
*	Venator Materials P.L.C.	5,919	11,483
	Verso Corp., Class A	43,341	337,193
	Warrior Met Coal, Inc.	40,228	603,420
	Worthington Industries, Inc.	117,401	5,777,303
	WR Grace & Co.	26,612	1,157,356

TOTAL MATERIALS			148,467,406

REAL ESTATE — (0.5%)
#*	Altisource Portfolio Solutions SA	3,541	39,411
*	BBX Capital, Inc.	8,157	28,142
*	CKX Lands, Inc.	702	6,676
	CTO Realty Growth, Inc.	11,696	516,144
#*	Cushman & Wakefield P.L.C.	4,576	53,631
*	Five Point Holdings LLC, Class A	24,025	100,665
*	Forestar Group, Inc.	18,768	312,300
*	FRP Holdings, Inc.	20,341	822,997
	Griffin Industrial Realty, Inc.	4,903	260,104
	Kennedy-Wilson Holdings, Inc.	203,895	2,687,336
*	Marcus & Millichap, Inc.	61,620	1,924,393
#*	Maui Land & Pineapple Co., Inc.	36,053	363,775
	Newmark Group, Inc., Class A	37,717	178,590
*	Rafael Holdings, Inc., Class B	45,375	744,150
	RE/MAX Holdings, Inc., Class A	32,651	1,055,933
#*	Realogy Holdings Corp.	187,728	2,095,044
#*	Redfin Corp.	10,944	457,131
	RMR Group, Inc. (The), Class A	19,495	519,737
#*	St Joe Co. (The)	52,816	1,428,145
*	Stratus Properties, Inc.	14,731	314,801
*	Tejon Ranch Co.	67,868	930,470

TOTAL REAL ESTATE			14,839,575

UTILITIES — (3.0%)
	ALLETE, Inc.	68,437	3,529,980
	American States Water Co.	64,605	4,825,347
	Artesian Resources Corp., Class A	24,914	877,720
#	Atlantica Sustainable Infrastructure P.L.C.	58,326	1,720,034
	Avista Corp.	106,134	3,525,772
	Black Hills Corp.	67,841	3,843,871
	Brookfield Renewable Corp., Class A	13,709	915,350
	California Water Service Group	84,987	3,787,871
	Chesapeake Utilities Corp.	31,587	3,070,572
	Clearway Energy, Inc., Class A	42,245	1,107,241
	Clearway Energy, Inc., Class C	88,428	2,490,132
	Consolidated Water Co., Ltd.	28,136	283,048
	Genie Energy, Ltd., Class B	63,144	523,464
	Hawaiian Electric Industries, Inc.	33,010	1,090,650
	IDACORP, Inc.	7,719	677,188
	MDU Resources Group, Inc.	19,706	468,215
	MGE Energy, Inc.	49,729	3,233,380
	Middlesex Water Co.	35,838	2,298,649
	National Fuel Gas Co.	19,061	761,678
	New Jersey Resources Corp.	145,601	4,248,637
	Northwest Natural Holding Co.	54,530	2,423,313

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
NorthWestern Corp.	71,197	$3,711,500
ONE Gas, Inc.	48,853	3,372,811
# Ormat Technologies, Inc.	77,474	5,490,582
Otter Tail Corp.	71,228	2,731,594
PNM Resources, Inc.	135,652	6,782,600
Portland General Electric Co.	53,187	2,090,249
* Pure Cycle Corp.	840	7,392
RGC Resources, Inc.	20,920	497,896
SJW Group	38,959	2,364,422
South Jersey Industries, Inc.	105,764	2,038,072
Southwest Gas Holdings, Inc.	61,986	4,073,720
# Spark Energy, Inc., Class A	21,198	193,326
Spire, Inc.	73,831	4,137,489
* Sunnova Energy International, Inc.	418	10,057
Unitil Corp.	34,372	1,187,553
York Water Co. (The)	32,775	1,384,744

TOTAL UTILITIES		85,776,119

TOTAL COMMON STOCKS		2,708,750,542

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	8,904	251,538

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	5,386	526,858

INDUSTRIALS — (0.1%)
WESCO International, Inc.	40,491	1,173,429

TOTAL PREFERRED STOCKS		1,951,825

RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*» Social Reality, Inc. Rights 12/31/19, Class A	10,334	310

HEALTH CARE — (0.0%)
*» Pulse Biosciences, Inc. Warrants 05/14/25	61	311

TOTAL RIGHTS/WARRANTS		621

TOTAL INVESTMENT SECURITIES (Cost $1,614,850,667)		2,710,702,988

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	6,766,868	6,766,868

SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	12,535,930	145,053,247

TOTAL INVESTMENTS — (100.0%) (Cost $1,766,646,362)		$2,862,523,103

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$61,910,492	—	—	$61,910,492
Consumer Discretionary	420,892,239	$6,070	—	420,898,309
Consumer Staples	129,340,237	—	—	129,340,237
Energy	51,789,535	—	—	51,789,535
Financials	538,537,861	11,471	—	538,549,332
Health Care	314,305,991	79,488	—	314,385,479
Industrials	559,368,290	—	—	559,368,290
Information Technology	383,424,239	1,529	—	383,425,768
Materials	148,467,406	—	—	148,467,406
Real Estate	14,839,575	—	—	14,839,575
Utilities	85,776,119	—	—	85,776,119
Preferred Stocks
Communication Services	251,538	—	—	251,538
Consumer Discretionary	526,858	—	—	526,858
Industrials	1,173,429	—	—	1,173,429
Rights/Warrants
Consumer Discretionary	—	310	—	310
Health Care	—	311	—	311
Temporary Cash Investments	6,766,868	—	—	6,766,868
Securities Lending Collateral	—	145,053,247	—	145,053,247

TOTAL	$2,717,370,677	$145,152,426	—	$2,862,523,103

See accompanying Notes to Financial Statements.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (7.6%)
	Activision Blizzard, Inc.	161,228	$12,209,796
	Alaska Communications Systems Group, Inc.	13,864	26,480
*	Alphabet, Inc., Class A	41,205	66,591,813
*	Alphabet, Inc., Class C	42,114	68,267,215
*	Altice USA, Inc., Class A	213,172	5,744,985
#*	AMC Networks, Inc., Class A	38,135	810,369
*	ANGI Homeservices, Inc., Class A	24,480	259,488
	Anterix, Inc.	14,918	476,183
	AT&T, Inc.	1,788,149	48,315,786
	ATN International, Inc.	22,127	989,077
*	Ballantyne Strong, Inc.	2,943	4,621
#*	Bandwidth, Inc., Class A	1,738	278,697
*	Boingo Wireless, Inc.	43,754	408,662
#*	Boston Omaha Corp., Class A	673	10,755
	Cable One, Inc.	4,983	8,629,858
*	Cargurus, Inc.	6,382	127,193
#*	Cars.com, Inc.	63,426	468,718
	CenturyLink, Inc.	785,406	6,770,200
*	Charter Communications, Inc., Class A	59,771	36,090,925
*	Cincinnati Bell, Inc.	36,332	546,797
#	Cinemark Holdings, Inc.	110,731	906,887
	Cogent Communications Holdings, Inc.	34,353	1,916,897
	Comcast Corp., Class A	1,664,911	70,325,841
*	comScore, Inc.	62,078	123,846
*	Consolidated Communications Holdings, Inc.	59,053	275,778
#*	Cumulus Media, Inc., Class A	11,924	60,335
#*	Daily Journal Corp.	200	54,240
*	DHI Group, Inc.	38,113	64,411
#*	Discovery, Inc., Class A	93,472	1,891,873
#*	Discovery, Inc., Class B	1,077	33,947
*	Discovery, Inc., Class C	171,482	3,141,550
*	DISH Network Corp., Class A	118,079	3,009,834
*	Electronic Arts, Inc.	53,397	6,398,562
#	Emerald Holding, Inc.	39,411	103,257
#	Entercom Communications Corp., Class A	74,569	111,853
	Entravision Communications Corp., Class A	50,372	92,181
	EW Scripps Co. (The), Class A	77,469	703,419
*	Facebook, Inc., Class A	392,789	103,346,714
*	Fluent, Inc.	15,919	40,593
	Fox Corp., Class A	147,216	3,904,168
*	Fox Corp., Class B	106,087	2,773,114
#*	Gaia, Inc.	6,465	65,555
#	Gannett Co., Inc.	107,756	123,919
*	GCI Liberty, Inc., Class A	78,537	6,379,561
*	Glu Mobile, Inc.	89,155	638,350
*	Gray Television, Inc.	103,312	1,309,996
*	Gray Television, Inc., Class A	2,241	27,116
*	Hemisphere Media Group, Inc.	17,209	134,574
*	IAC/InterActiveCorp	23,360	2,820,019
*	IDT Corp., Class B	23,898	227,748
*	IMAX Corp.	55,343	638,105
	Intelsat SA	0	0
	Interpublic Group of Cos., Inc. (The)	284,993	5,155,523
*	Iridium Communications, Inc.	61,985	1,637,024
#	John Wiley & Sons, Inc., Class A	43,611	1,350,197

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class B	2,517	$78,279
*	Liberty Broadband Corp.	145	20,663
*	Liberty Broadband Corp., Class A	12,570	1,766,713
*	Liberty Broadband Corp., Class C	54,499	7,723,053
*	Liberty Latin America, Ltd., Class C	120,350	1,169,802
#*	Liberty Media Corp.-Liberty Braves, Class A	6,772	140,180
*	Liberty Media Corp.-Liberty Braves, Class B	58	1,849
*	Liberty Media Corp.-Liberty Braves, Class C	35,280	722,182
*	Liberty Media Corp.-Liberty Formula One, Class A	12,931	430,602
#*	Liberty Media Corp.-Liberty Formula One, Class B	145	5,234
*	Liberty Media Corp.-Liberty Formula One, Class C	104,791	3,786,099
*	Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	1,649,853
*	Liberty Media Corp.-Liberty SiriusXM, Class B	581	21,125
*	Liberty Media Corp.-Liberty SiriusXM, Class C	110,221	3,813,647
*	Liberty TripAdvisor Holdings, Inc., Class A	56,826	101,150
#*	Lions Gate Entertainment Corp., Class A	72,225	483,907
*	Lions Gate Entertainment Corp., Class B	85,834	538,179
#*	Live Nation Entertainment, Inc.	109,141	5,326,081
#	Loral Space & Communications, Inc.	13,810	240,432
*	Madison Square Garden Entertainment Corp.	15,108	982,020
#	Marcus Corp. (The)	21,754	159,457
*	Match Group, Inc.	77,465	9,046,363
#*	Mediaco Holding, Inc., Class A	312	830
#	Meredith Corp.	37,978	417,758
#*	MSG Networks, Inc., Class A	38,776	346,657
#	National CineMedia, Inc.	46,161	91,630
*	Netflix, Inc.	22,694	10,796,444
#	New York Times Co. (The), Class A	130,603	5,179,715
	News Corp., Class A	245,024	3,217,165
	News Corp., Class B	113,933	1,483,408
	Nexstar Media Group, Inc., Class A	40,471	3,334,810
	Omnicom Group, Inc.	98,476	4,648,067
*	ORBCOMM, Inc.	67,273	289,274
*	QuinStreet, Inc.	42,903	686,663
#*	Reading International, Inc., Class A	17,935	41,968
*	Roku, Inc.	682	138,037
	Saga Communications, Inc., Class A	1,505	25,615
	Scholastic Corp.	30,604	604,735
	Shenandoah Telecommunications Co.	81,706	3,564,016
	Sirius XM Holdings, Inc.	224,186	1,284,586
#*	Snap, Inc., Class A	80,581	3,174,086
	Spok Holdings, Inc.	19,425	176,379
*	Take-Two Interactive Software, Inc.	42,835	6,635,998
*	TechTarget, Inc.	23,010	1,007,838
	TEGNA, Inc.	271,455	3,265,604
	Telephone and Data Systems, Inc.	119,820	2,036,940
*	T-Mobile US, Inc.	152,563	16,716,328
	Townsquare Media, Inc., Class A	6,660	30,103
*	Travelzoo	6,559	48,668
	Tribune Publishing Co.	38,843	445,141
	TripAdvisor, Inc.	61,043	1,166,532
*	TrueCar, Inc.	101,942	444,467
*	Twitter, Inc.	137,314	5,679,307
*	United States Cellular Corp.	22,805	664,082
	Verizon Communications, Inc.	1,431,638	81,589,050
	ViacomCBS, Inc., Class A	5,950	177,667
#	ViacomCBS, Inc., Class B	190,371	5,438,899
*	Vonage Holdings Corp.	203,929	2,157,569
	Walt Disney Co. (The)	279,758	33,920,657

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	World Wrestling Entertainment, Inc., Class A	32,279	$1,173,664
*	Yelp, Inc.	31,816	625,821
#*	Zedge, Inc., Class B	1,151	3,925
*	Zillow Group, Inc., Class A	33,294	2,974,153
#*	Zillow Group, Inc., Class C	67,984	6,024,742
*	Zynga, Inc., Class A	715,494	6,432,291

TOTAL COMMUNICATION SERVICES			733,182,764

CONSUMER DISCRETIONARY — (12.7%)
#*	1-800-Flowers.com, Inc., Class A	39,679	786,835
	Aaron’s Holdings Co., Inc.	73,126	3,821,565
	Abercrombie & Fitch Co., Class A	70,398	1,001,060
	Acushnet Holdings Corp.	70,854	2,418,247
*	Adient P.L.C.	88,277	1,873,238
*	Adtalem Global Education, Inc.	59,364	1,391,492
	Advance Auto Parts, Inc.	24,628	3,627,212
*	Amazon.com, Inc.	77,547	235,444,324
	AMCON Distributing Co.	116	7,795
*	American Axle & Manufacturing Holdings, Inc.	106,508	715,734
#	American Eagle Outfitters, Inc.	186,291	2,554,050
*	American Outdoor Brands, Inc.	15,450	233,758
*	American Public Education, Inc.	17,018	481,099
*	America’s Car-Mart, Inc.	9,076	785,256
	Aptiv P.L.C.	140,066	13,514,968
	Aramark	172,862	4,795,192
	Ark Restaurants Corp.	2,015	20,150
*	Asbury Automotive Group, Inc.	23,496	2,419,618
#*	At Home Group, Inc.	31,738	517,012
	Autoliv, Inc.	74,686	5,661,199
*	AutoNation, Inc.	100,382	5,694,671
*	AutoZone, Inc.	4,440	5,012,671
*	Barnes & Noble Education, Inc.	36,311	83,515
	Bassett Furniture Industries, Inc.	6,115	90,257
*	BBQ Holdings, Inc.	5,581	23,440
*	Beazer Homes USA, Inc.	35,211	428,870
#	Bed Bath & Beyond, Inc.	142,052	2,812,630
	Best Buy Co., Inc.	256,123	28,570,521
#	Big 5 Sporting Goods Corp.	9,804	71,961
	Big Lots, Inc.	44,501	2,118,248
*	Biglari Holdings, Inc., Class A	117	51,135
*	Biglari Holdings, Inc., Class B	1,670	139,896
#	BJ’s Restaurants, Inc.	22,963	647,786
#	Bloomin’ Brands, Inc.	96,966	1,355,585
	Bluegreen Vacations Holding Corp.	5,541	45,159
*	Booking Holdings, Inc.	11,405	18,504,612
#*	Boot Barn Holdings, Inc.	32,279	1,033,574
	BorgWarner, Inc.	172,140	6,021,457
	Bowl America, Inc., Class A	1,280	11,936
#	Boyd Gaming Corp.	22,632	717,887
*	Bright Horizons Family Solutions, Inc.	35,847	5,665,618
#	Brinker International, Inc.	27,220	1,185,159
	Brunswick Corp.	88,416	5,632,983
#	Buckle, Inc. (The)	54,098	1,296,188
#*	Build-A-Bear Workshop, Inc.	11,684	48,255
#*	Burlington Stores, Inc.	29,056	5,624,660
*	Caesars Entertainment, Inc.	6,362	285,145
	Caleres, Inc.	35,648	273,777
	Callaway Golf Co.	109,918	1,702,630
	Canterbury Park Holding Corp.	200	2,390

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Capri Holdings, Ltd.	131,641	$2,793,422
#*	CarMax, Inc.	88,512	7,650,977
#	Carnival Corp.	154,701	2,120,951
	Carriage Services, Inc.	20,052	517,542
#*	Carrols Restaurant Group, Inc.	49,762	291,108
	Carter’s, Inc.	37,541	3,057,714
#*	Carvana Co.	3,633	673,377
	Cato Corp. (The), Class A	20,869	127,718
*	Cavco Industries, Inc.	8,548	1,471,453
*	Century Communities, Inc.	35,383	1,374,276
#	Cheesecake Factory, Inc. (The)	52,283	1,553,851
#*	Chegg, Inc.	16,629	1,221,234
#	Chico’s FAS, Inc.	33,216	35,541
#	Children’s Place, Inc. (The)	16,901	427,088
*	Chipotle Mexican Grill, Inc.	7,581	9,108,420
#	Choice Hotels International, Inc.	26,042	2,274,769
	Churchill Downs, Inc.	11,091	1,654,223
*	Chuy’s Holdings, Inc.	19,205	403,113
	Citi Trends, Inc.	13,513	352,824
	Clarus Corp.	29,630	459,561
#	Collectors Universe, Inc.	5,144	282,560
#	Columbia Sportswear Co.	53,468	3,988,178
*	Conn’s, Inc.	27,391	256,654
#*	Container Store Group, Inc. (The)	47,455	451,772
	Cooper Tire & Rubber Co.	56,375	1,938,736
*	Cooper-Standard Holdings, Inc.	15,948	250,224
	Core-Mark Holding Co., Inc.	42,370	1,158,819
	Cracker Barrel Old Country Store, Inc.	26,862	3,057,433
*	Crocs, Inc.	61,394	3,212,748
	Culp, Inc.	11,601	143,968
	Dana, Inc.	162,169	2,268,744
	Darden Restaurants, Inc.	75,481	6,938,214
#	Dave & Buster’s Entertainment, Inc.	34,297	588,537
	DavidsTea, Inc.	0	0
*	Deckers Outdoor Corp.	32,868	8,327,765
*	Del Taco Restaurants, Inc.	42,325	313,840
	Delphi Technologies P.L.C.	0	0
*	Delta Apparel, Inc.	6,871	114,402
*	Denny’s Corp.	41,073	368,014
#	Designer Brands, Inc., Class A	60,421	261,623
#	Dick’s Sporting Goods, Inc.	72,849	4,126,896
#	Dillard’s, Inc., Class A	39,857	1,782,804
#	Dine Brands Global, Inc.	11,407	586,890
*	Dixie Group, Inc. (The)	2,637	2,389
	Dollar General Corp.	67,914	14,174,331
*	Dollar Tree, Inc.	118,193	10,675,192
	Domino’s Pizza, Inc.	19,800	7,490,736
*	Dorman Products, Inc.	30,226	2,698,275
	DR Horton, Inc.	193,224	12,909,295
#*	Duluth Holdings, Inc., Class B	5,670	86,978
	Dunkin’ Brands Group, Inc.	42,812	4,268,785
	eBay, Inc.	248,489	11,835,531
#	Educational Development Corp.	2,000	33,260
#*	El Pollo Loco Holdings, Inc.	39,367	555,862
	Escalade, Inc.	11,525	214,480
	Ethan Allen Interiors, Inc.	23,646	379,518
*	Etsy, Inc.	29,729	3,614,749
#*	Everi Holdings, Inc.	19,215	165,441
	Expedia Group, Inc.	41,743	3,930,103

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Express, Inc.	35,373	$21,613
	Extended Stay America, Inc.	198,863	2,257,095
*	Fiesta Restaurant Group, Inc.	24,407	210,876
#*	Five Below, Inc.	37,623	5,016,651
	Flexsteel Industries, Inc.	6,129	171,306
*	Floor & Decor Holdings, Inc., Class A	17,200	1,255,600
	Foot Locker, Inc.	98,355	3,627,332
	Ford Motor Co.	1,775,840	13,727,243
#*	Fossil Group, Inc.	33,192	189,526
*	Fox Factory Holding Corp.	47,362	3,982,197
*	frontdoor, Inc.	50,212	1,989,399
#*	Full House Resorts, Inc.	6,121	14,384
#*	Funko, Inc., Class A	26,688	169,202
	Gap, Inc. (The)	256,746	4,993,710
	Garmin, Ltd.	60,621	6,305,796
	General Motors Co.	523,518	18,077,077
*	Genesco, Inc.	14,755	261,459
	Gentex Corp.	313,552	8,675,984
*	Gentherm, Inc.	38,145	1,765,732
	Genuine Parts Co.	73,397	6,637,291
#*	G-III Apparel Group, Ltd.	45,354	611,372
	Goodyear Tire & Rubber Co. (The)	219,094	1,814,098
*	GoPro, Inc., Class A	15,672	93,092
	Graham Holdings Co., Class B	4,575	1,740,055
*	Grand Canyon Education, Inc.	43,026	3,371,948
*	Green Brick Partners, Inc.	5,961	106,642
#	Group 1 Automotive, Inc.	20,614	2,186,733
*	GrubHub, Inc.	46,987	3,475,159
#	Guess?, Inc.	76,328	899,144
#	H&R Block, Inc.	89,975	1,552,968
#	Hamilton Beach Brands Holding Co., Class A	12,308	271,391
	Hanesbrands, Inc.	278,947	4,482,678
	Harley-Davidson, Inc.	160,063	5,262,871
	Hasbro, Inc.	27,573	2,280,839
	Haverty Furniture Cos., Inc.	19,590	490,142
	Haverty Furniture Cos., Inc., Class A	717	17,803
*	Helen of Troy, Ltd.	27,618	5,236,373
#*	Hibbett Sports, Inc.	19,448	735,329
*	Hilton Grand Vacations, Inc.	77,254	1,591,432
	Hilton Worldwide Holdings, Inc.	75,224	6,605,419
	Home Depot, Inc. (The)	122,083	32,560,757
	Hooker Furniture Corp.	13,297	365,667
#*	Horizon Global Corp.	8,128	45,679
#*	Houghton Mifflin Harcourt Co.	118,315	308,802
#*	Hudson, Ltd., Class A	38,175	291,657
#	Hyatt Hotels Corp., Class A	26,807	1,478,138
*	Installed Building Products, Inc.	27,223	2,464,770
#	International Game Technology P.L.C.	48,760	400,320
#*	iRobot Corp.	26,507	2,109,427
*	J Alexander’s Holdings, Inc.	10,076	56,023
#	Jack in the Box, Inc.	24,776	1,983,567
	Johnson Outdoors, Inc., Class A	8,983	784,485
*	K12, Inc.	47,453	1,132,703
	KB Home	49,212	1,587,087
	Kohl’s Corp.	148,352	3,158,414
#*	Kontoor Brands, Inc.	7,637	251,257
	L Brands, Inc.	43,142	1,380,975
*	Lakeland Industries, Inc.	3,363	72,540
#*	Lands’ End, Inc.	31,663	508,191

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Las Vegas Sands Corp.	106,697	$5,127,858
*	Laureate Education, Inc., Class A	21,780	283,140
	La-Z-Boy, Inc.	51,644	1,767,774
	LCI Industries	29,143	3,195,821
*	Leaf Group, Ltd.	27,296	155,587
	Lear Corp.	56,080	6,775,025
	Leggett & Platt, Inc.	96,376	4,021,770
	Lennar Corp., Class A	129,730	9,110,938
	Lennar Corp., Class B	14,378	817,964
#*	LGI Homes, Inc.	26,671	2,850,596
	Lifetime Brands, Inc.	16,644	167,272
*	Lindblad Expeditions Holdings, Inc.	4,692	39,037
*	Liquidity Services, Inc.	28,323	241,595
	Lithia Motors, Inc., Class A	25,926	5,951,832
*	LKQ Corp.	164,429	5,260,084
	Lowe’s Cos., Inc.	216,161	34,175,054
*	Lululemon Athletica, Inc.	33,668	10,749,856
*	Lumber Liquidators Holdings, Inc.	26,295	581,645
*	M/I Homes, Inc.	25,779	1,054,877
#	Macy’s, Inc.	263,458	1,636,074
#*	Magnite, Inc.	69,239	625,228
*	Malibu Boats, Inc., Class A	22,934	1,165,735
#	Marine Products Corp.	10,739	170,321
#*	MarineMax, Inc.	27,533	825,439
	Marriott International, Inc., Class A	60,831	5,649,983
	Marriott Vacations Worldwide Corp.	41,909	4,048,409
*	MasterCraft Boat Holdings, Inc.	23,269	479,807
#*	Mattel, Inc.	87,403	1,203,539
	McDonald’s Corp.	100,382	21,381,366
	MDC Holdings, Inc.	70,739	3,078,561
»	Media General, Inc.	38,671	3,627
*	Meritage Homes Corp.	41,802	3,640,536
	MGM Resorts International	191,385	3,936,789
#*	Michaels Cos., Inc. (The)	27,245	220,957
*	Modine Manufacturing Co.	48,093	307,795
*	Mohawk Industries, Inc.	36,427	3,758,902
*	Monarch Casino & Resort, Inc.	1,439	62,438
#	Monro, Inc.	32,253	1,356,561
#*	Motorcar Parts of America, Inc.	21,278	313,425
	Movado Group, Inc.	15,583	170,011
*	Murphy USA, Inc.	49,255	6,023,394
	Nathan’s Famous, Inc.	4,377	222,177
#*	National Vision Holdings, Inc.	74,988	3,024,266
#*	Nautilus, Inc.	30,375	658,834
*	New Home Co., Inc. (The)	11,494	58,390
	Newell Brands, Inc.	246,142	4,346,868
	NIKE, Inc., Class B	250,218	30,046,177
	Nobility Homes, Inc.	1,152	27,222
#*	Norwegian Cruise Line Holdings, Ltd.	88,068	1,464,571
*	NVR, Inc.	2,379	9,404,401
#	ODP Corp. (The)	37,116	723,762
#*	Ollie’s Bargain Outlet Holdings, Inc.	34,873	3,037,090
*	O’Reilly Automotive, Inc.	30,530	13,329,398
	Oxford Industries, Inc.	19,815	815,784
	Papa John’s International, Inc.	28,426	2,177,432
	Patrick Industries, Inc.	38,092	2,123,629
#*	Penn National Gaming, Inc.	54,592	2,946,876
	Penske Automotive Group, Inc.	91,715	4,692,139
*	Perdoceo Education Corp.	93,246	1,052,747

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	PetMed Express, Inc.	22,786	$674,010
*	Planet Fitness, Inc., Class A	61,537	3,647,298
#*	Playa Hotels & Resorts NV	34,338	132,888
*	PlayAGS, Inc.	9,406	25,396
	Polaris, Inc.	48,416	4,399,078
	Pool Corp.	26,644	9,320,870
*	Potbelly Corp.	22,742	80,962
	PulteGroup, Inc.	222,118	9,053,530
	PVH Corp.	51,995	3,030,789
#*	Quotient Technology, Inc.	79,568	708,155
	Qurate Retail, Inc., Class A	297,097	2,011,347
	Ralph Lauren Corp.	23,371	1,562,351
#	RCI Hospitality Holdings, Inc.	12,873	275,482
#*	Red Lion Hotels Corp.	20,113	34,795
#*	Red Robin Gourmet Burgers, Inc.	12,544	151,030
	Red Rock Resorts, Inc., Class A	57,785	1,104,849
#*	Regis Corp.	34,091	188,864
	Rent-A-Center, Inc.	62,073	1,918,056
#*	RH	13,143	4,405,928
	Rocky Brands, Inc.	6,987	187,950
	Ross Stores, Inc.	102,929	8,766,463
	Royal Caribbean Cruises, Ltd.	94,154	5,312,169
#	Ruth’s Hospitality Group, Inc.	33,216	371,355
#*	Sally Beauty Holdings, Inc.	65,436	547,699
*	Scientific Games Corp., Class A	41,282	1,316,070
*	SeaWorld Entertainment, Inc.	88,324	1,944,894
*	Select Interior Concepts, Inc., Class A	19,070	131,964
	Service Corp. International	146,578	6,788,027
#*	Shake Shack, Inc., Class A	17,980	1,214,010
	Shoe Carnival, Inc.	15,924	493,326
	Shutterstock, Inc.	24,772	1,621,327
#	Signet Jewelers, Ltd.	58,728	1,308,460
#	Six Flags Entertainment Corp.	42,394	916,558
*	Skechers U.S.A., Inc., Class A	110,656	3,508,902
*	Skyline Champion Corp.	52,978	1,358,886
*	Sleep Number Corp.	33,780	2,140,301
	Smith & Wesson Brands, Inc.	61,801	1,025,279
#	Sonic Automotive, Inc., Class A	34,417	1,241,077
*	Sonos, Inc.	20,756	303,038
*	Sportsman’s Warehouse Holdings, Inc.	51,045	664,606
#*	Stamps.com, Inc.	17,562	3,920,541
	Standard Motor Products, Inc.	22,348	1,023,538
	Starbucks Corp.	157,732	13,716,375
	Steven Madden, Ltd.	90,467	2,172,113
*	Stoneridge, Inc.	49,402	1,127,848
	Strategic Education, Inc.	22,913	1,903,154
	Strattec Security Corp.	3,604	104,660
	Superior Group of Cos, Inc.	13,632	294,724
*	Superior Industries International, Inc.	26,113	32,119
	Tapestry, Inc.	154,923	3,443,938
	Target Corp.	206,306	31,403,899
*	Taylor Morrison Home Corp.	145,393	3,140,489
*	Tempur Sealy International, Inc.	48,541	4,320,149
#*	Tenneco, Inc., Class A	37,974	327,336
*	Terminix Global Holdings, Inc.	100,425	4,729,013
*	Tesla, Inc.	35,455	13,757,958
	Texas Roadhouse, Inc.	63,815	4,468,964
	Thor Industries, Inc.	36,631	3,098,250
	Tiffany & Co.	61,664	8,068,118

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tilly’s, Inc., Class A	20,768	$127,516
	TJX Cos., Inc. (The)	311,709	15,834,817
	Toll Brothers, Inc.	117,304	4,959,613
*	TopBuild Corp.	38,827	5,948,685
	Tractor Supply Co.	66,001	8,791,993
*	TravelCenters of America, Inc.	5,314	126,473
*	TRI Pointe Group, Inc.	148,256	2,435,846
*	Ulta Beauty, Inc.	32,508	6,721,679
*	Under Armour, Inc., Class A	61,354	849,139
#*	Under Armour, Inc., Class C	104,748	1,281,068
*	Unifi, Inc.	17,345	260,002
*	Unique Fabricating, Inc.	1,260	4,360
*	Universal Electronics, Inc.	13,600	504,016
#*	Universal Technical Institute, Inc.	18,857	86,554
#*	Urban Outfitters, Inc.	109,921	2,455,635
#	Vail Resorts, Inc.	26,307	6,104,276
#*	Veoneer, Inc.	32,952	506,472
*	Vera Bradley, Inc.	31,254	198,150
	VF Corp.	99,123	6,661,066
*	Vince Holding Corp.	1,616	6,464
*	Vista Outdoor, Inc.	58,666	1,159,827
*	Visteon Corp.	31,435	2,818,148
*	VOXX International Corp.	14,866	168,432
#*	Wayfair, Inc., Class A	15,225	3,776,257
	Wendy’s Co. (The)	265,103	5,792,501
	Weyco Group, Inc.	8,909	141,119
	Whirlpool Corp.	45,565	8,427,702
	Williams-Sonoma, Inc.	86,541	7,893,405
	Wingstop, Inc.	20,623	2,399,074
	Winmark Corp.	2,732	462,828
	Winnebago Industries, Inc.	37,749	1,772,316
	Wolverine World Wide, Inc.	91,834	2,449,213
#*	WW International, Inc.	33,086	700,100
	Wyndham Destinations, Inc.	48,100	1,569,503
	Wyndham Hotels & Resorts, Inc.	74,421	3,461,321
#	Wynn Resorts, Ltd.	57,911	4,194,494
*	YETI Holdings, Inc.	5,350	264,718
	Yum! Brands, Inc.	33,855	3,159,687
*	ZAGG, Inc.	28,536	81,328
*	Zovio, Inc.	27,482	99,210
*	Zumiez, Inc.	30,009	840,252

TOTAL CONSUMER DISCRETIONARY			1,234,335,617

CONSUMER STAPLES — (6.0%)
	Alico, Inc.	7,482	216,080
	Altria Group, Inc.	523,929	18,903,358
	Andersons, Inc. (The)	31,147	675,578
	Archer-Daniels-Midland Co.	214,400	9,913,856
#	B&G Foods, Inc.	71,852	1,908,389
*	BJ’s Wholesale Club Holdings, Inc.	70,960	2,717,058
*	Boston Beer Co., Inc. (The), Class A	8,799	9,143,745
*	Bridgford Foods Corp.	2,509	45,789
	Brown-Forman Corp., Class A	13,786	865,072
	Brown-Forman Corp., Class B	108,606	7,570,924
	Bunge, Ltd.	99,617	5,651,272
	Calavo Growers, Inc.	17,713	1,189,074
*	Cal-Maine Foods, Inc.	42,534	1,631,179
	Campbell Soup Co.	124,514	5,811,068
	Casey’s General Stores, Inc.	46,673	7,867,668

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Central Garden & Pet Co.	13,355	$520,311
*	Central Garden & Pet Co., Class A	49,190	1,740,834
#*	Chefs’ Warehouse, Inc. (The)	28,528	385,699
	Church & Dwight Co., Inc.	73,376	6,485,705
	Clorox Co. (The)	47,674	9,880,437
	Coca-Cola Co. (The)	900,750	43,290,045
	Coca-Cola Consolidated, Inc.	9,711	2,223,333
	Colgate-Palmolive Co.	97,408	7,684,517
	Conagra Brands, Inc.	185,912	6,523,652
	Constellation Brands, Inc., Class A	46,984	7,763,166
	Costco Wholesale Corp.	80,474	28,779,112
#	Coty, Inc., Class A	402,862	1,168,300
*	Darling Ingredients, Inc.	160,581	6,904,983
#*	Edgewell Personal Care Co.	61,865	1,622,100
*	elf Beauty, Inc.	43,720	886,204
	Energizer Holdings, Inc.	14,447	568,489
	Estee Lauder Cos., Inc. (The), Class A	53,060	11,655,160
*	Farmer Bros Co.	16,362	56,776
	Flowers Foods, Inc.	238,838	5,631,800
#	Fresh Del Monte Produce, Inc.	53,816	1,158,659
*	Freshpet, Inc.	1,386	158,697
	General Mills, Inc.	172,543	10,200,742
#*	Hain Celestial Group, Inc. (The)	88,404	2,718,423
*	Herbalife Nutrition, Ltd.	69,394	3,132,445
	Hershey Co. (The)	48,382	6,650,590
#	Hormel Foods Corp.	155,518	7,572,171
#*	Hostess Brands, Inc.	140,301	1,773,405
	Ingles Markets, Inc., Class A	16,505	591,869
	Ingredion, Inc.	63,426	4,496,269
	Inter Parfums, Inc.	29,381	1,206,384
#	J&J Snack Foods Corp.	19,034	2,580,439
	JM Smucker Co. (The)	46,413	5,207,539
	John B. Sanfilippo & Son, Inc.	10,470	761,797
	Kellogg Co.	136,709	8,597,629
#	Keurig Dr Pepper, Inc.	79,887	2,148,960
	Kimberly-Clark Corp.	36,348	4,819,381
	Kraft Heinz Co. (The)	206,148	6,306,067
	Kroger Co. (The)	497,869	16,036,361
	Lamb Weston Holdings, Inc.	40,621	2,577,402
	Lancaster Colony Corp.	20,755	3,448,236
*	Landec Corp.	30,527	293,365
*	Lifeway Foods, Inc.	2,867	13,217
	Limoneira Co.	18,068	249,880
	Mannatech, Inc.	600	9,876
	McCormick & Co., Inc.	1,509	269,734
	McCormick & Co., Inc. Non-Voting	54,096	9,764,869
	Medifast, Inc.	20,268	2,847,451
#	MGP Ingredients, Inc.	19,130	803,843
	Molson Coors Beverage Co., Class B	72,844	2,568,479
	Molson Coors Brewing Co., Class A	266	12,164
	Mondelez International, Inc., Class A	214,160	11,376,179
*	Monster Beverage Corp.	81,819	6,264,881
#*	National Beverage Corp.	25,483	1,995,064
#	Natura & Co. Holding SA, ADR	93,252	1,487,369
*	Natural Alternatives International, Inc.	5,470	42,338
#	Natural Grocers by Vitamin Cottage, Inc.	21,180	225,355
*	Nature’s Sunshine Products, Inc.	13,753	143,306
	Nu Skin Enterprises, Inc., Class A	62,319	3,075,443
	Oil-Dri Corp. of America	5,619	191,945

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	PepsiCo, Inc.	354,730	$47,281,962
*	Performance Food Group Co.	8,072	271,300
	Philip Morris International, Inc.	124,624	8,850,797
*	Pilgrim’s Pride Corp.	104,657	1,751,958
*	Post Holdings, Inc.	82,356	7,074,380
	PriceSmart, Inc.	28,620	1,974,780
	Procter & Gamble Co. (The)	458,732	62,892,157
#*	Rite Aid Corp.	13,790	126,041
	Rocky Mountain Chocolate Factory, Inc.	4,490	11,899
*	S&W Seed Co.	5,318	12,125
	Sanderson Farms, Inc.	25,997	3,326,836
	Seaboard Corp.	346	1,191,970
*	Seneca Foods Corp., Class A	8,682	319,932
*	Seneca Foods Corp., Class B	283	10,508
*	Simply Good Foods Co. (The)	73,375	1,379,450
	SpartanNash Co.	40,427	744,261
	Spectrum Brands Holdings, Inc.	51,489	2,928,179
*	Sprouts Farmers Market, Inc.	130,962	2,494,826
	Sysco Corp.	127,951	7,076,970
#	Tootsie Roll Industries, Inc.	32,399	968,082
*	TreeHouse Foods, Inc.	63,122	2,451,659
#	Turning Point Brands, Inc.	7,399	277,241
	Tyson Foods, Inc., Class A	142,930	8,179,884
#*	United Natural Foods, Inc.	34,382	500,946
	United-Guardian, Inc.	1,431	20,320
	Universal Corp.	27,678	1,102,968
*	US Foods Holding Corp.	177,055	3,700,450
*	USANA Health Sciences, Inc.	25,057	1,895,562
	Vector Group, Ltd.	101,777	935,331
	Village Super Market, Inc., Class A	9,492	214,994
	Walgreens Boots Alliance, Inc.	274,930	9,358,617
	Walmart, Inc.	361,393	50,143,279
	WD-40 Co.	13,211	3,215,293
#	Weis Markets, Inc.	30,378	1,379,465

TOTAL CONSUMER STAPLES			585,723,378

ENERGY — (2.0%)
	Adams Resources & Energy, Inc.	3,585	68,402
	Antero Midstream Corp.	13,010	74,547
#*	Antero Resources Corp.	20,202	68,687
	Apache Corp.	25,152	208,762
	Arch Resources, Inc.	17,608	537,924
	Archrock, Inc.	143,815	852,823
	Ardmore Shipping Corp.	31,298	87,634
#*	Aspen Aerogels, Inc.	14,618	165,183
	Baker Hughes Co.	170,715	2,521,461
	Berry Corp.	43,378	113,650
*	Bonanza Creek Energy, Inc.	24,474	433,435
*	Bristow Group, Inc.	7,969	165,596
	Cabot Oil & Gas Corp.	266,063	4,733,261
	Cactus, Inc., Class A	25,000	425,000
#*	Callon Petroleum Co.	50	262
*	ChampionX Corp.	116,849	1,020,092
*	Cheniere Energy, Inc.	58,729	2,811,357
	Chevron Corp.	386,863	26,886,978
	Cimarex Energy Co.	84,699	2,148,814
*	Clean Energy Fuels Corp.	168,855	418,760
*	CNX Resources Corp.	209,396	2,031,141
	Concho Resources, Inc.	85,969	3,568,573

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	ConocoPhillips	389,096	$11,135,928
#*	CONSOL Energy, Inc.	24,480	92,779
#*	Contango Oil & Gas Co.	32,090	40,112
#	Continental Resources, Inc.	90,091	1,083,795
#	Core Laboratories NV	23,099	333,781
#	CVR Energy, Inc.	85,074	936,665
#*	Dawson Geophysical Co.	9,220	16,504
	Delek US Holdings, Inc.	69,259	696,746
	Devon Energy Corp.	249,658	2,229,446
	DHT Holdings, Inc.	160,576	772,371
	Diamondback Energy, Inc.	26,883	697,883
#	DMC Global, Inc.	14,992	533,265
*	Dorian LPG, Ltd.	58,481	479,544
*	Dril-Quip, Inc.	32,998	854,648
#*	Earthstone Energy, Inc., Class A	22,715	61,103
	EnLink Midstream LLC	131,950	357,584
	EOG Resources, Inc.	192,042	6,575,518
#*	Epsilon Energy, Ltd.	1,800	5,472
	EQT Corp.	69,376	1,050,353
	Equitrans Midstream Corp.	82,502	598,965
	Evolution Petroleum Corp.	28,091	62,081
*	Exterran Corp.	31,166	131,832
	Exxon Mobil Corp.	695,747	22,695,267
*	Forum Energy Technologies, Inc.	62,246	29,592
#*	Frank’s International NV	130,380	228,165
#	GasLog, Ltd.	68,846	163,853
*	Geospace Technologies Corp.	10,570	54,224
*	Goodrich Petroleum Corp.	6,434	61,638
#*	Green Plains, Inc.	39,424	595,302
*	Gulf Island Fabrication, Inc.	11,124	36,264
#*	Gulfport Energy Corp.	1,200	307
	Halliburton Co.	420,320	5,069,059
#*	Helix Energy Solutions Group, Inc.	141,097	349,921
#	Helmerich & Payne, Inc.	63,099	938,282
	Hess Corp.	110,793	4,123,715
#	Highpoint Resources Corp.	1,808	9,976
	HollyFrontier Corp.	130,068	2,407,559
*	Independence Contract Drilling, Inc.	1,854	4,309
	International Seaways, Inc.	32,786	443,922
	Kinder Morgan, Inc.	423,688	5,041,887
#*	Laredo Petroleum, Inc.	11,280	90,691
#	Liberty Oilfield Services, Inc., Class A	78,399	523,705
	Marathon Oil Corp.	489,677	1,939,121
	Marathon Petroleum Corp.	271,647	8,013,586
#*	Matador Resources Co.	110,278	779,665
*	Matrix Service Co.	25,320	192,432
*	Mind Technology, Inc.	11,658	23,899
*	Montage Resources Corp.	20,071	99,351
#	Murphy Oil Corp.	144,425	1,114,961
#	Nabors Industries, Ltd.	7,870	223,665
	NACCO Industries, Inc., Class A	7,344	143,135
	National Oilwell Varco, Inc.	206,144	1,731,610
*	Natural Gas Services Group, Inc.	12,608	109,690
	Navios Maritime Acquisition Corp.	3,300	12,111
*	Newpark Resources, Inc.	48,469	34,660
*	NexTier Oilfield Solutions, Inc.	153,956	290,977
	Noble Corp. P.L.C.	0	0
#	Nordic American Tankers, Ltd.	50,055	145,660
	Occidental Petroleum Corp.	211,281	1,928,996

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Oceaneering International, Inc.	91,297	$372,492
*	Oil States International, Inc.	57,386	142,891
	ONEOK, Inc.	155,824	4,518,896
*	Overseas Shipholding Group, Inc., Class A	57,379	109,594
*	Par Pacific Holdings, Inc.	50,743	326,785
	Parsley Energy, Inc., Class A	182,042	1,822,240
	Patterson-UTI Energy, Inc.	144,143	369,006
#	PBF Energy, Inc., Class A	112,821	526,874
*	PDC Energy, Inc.	94,007	1,120,563
	Peabody Energy Corp.	70,365	90,771
#*	Penn Virginia Corp.	14,323	110,001
	Phillips 66	103,471	4,827,957
	Pioneer Natural Resources Co.	59,992	4,772,964
#*	PrimeEnergy Resources Corp.	892	45,938
*	ProPetro Holding Corp.	94,873	374,748
	Range Resources Corp.	116,132	764,149
#*	Renewable Energy Group, Inc.	59,963	3,381,913
*	REX American Resources Corp.	6,572	477,719
#*	RPC, Inc.	67,733	161,205
	Schlumberger, Ltd.	335,953	5,019,138
#	Scorpio Tankers, Inc.	55,297	487,720
*	SEACOR Holdings, Inc.	22,640	693,463
#*	SEACOR Marine Holdings, Inc.	21,799	37,494
*	Select Energy Services, Inc., Class A	81,893	247,317
#	SFL Corp., Ltd.	113,425	738,397
#*	SilverBow Resources, Inc.	5,746	26,834
	Solaris Oilfield Infrastructure, Inc., Class A	27,622	163,798
*	Southwestern Energy Co.	384,242	1,025,926
#*	Talos Energy, Inc.	44,992	296,047
	Targa Resources Corp.	134,808	2,163,668
	TechnipFMC P.L.C.	170,196	941,184
#*	Teekay Tankers, Ltd., Class A	27,362	258,024
*	TETRA Technologies, Inc.	98,215	54,558
#*	Tidewater, Inc.	37,952	222,399
#	US Silica Holdings, Inc.	45,226	123,015
	Valaris P.L.C.	0	0
	Valero Energy Corp.	170,149	6,569,453
	Williams Cos., Inc. (The)	338,069	6,487,544
	World Fuel Services Corp.	73,380	1,544,649
*	WPX Energy, Inc.	325,429	1,500,228

TOTAL ENERGY			190,657,436

FINANCIALS — (13.4%)
	1st Constitution Bancorp	7,433	96,926
	1st Source Corp.	29,562	990,031
	ACNB Corp.	7,164	149,513
	Affiliated Managers Group, Inc.	21,920	1,652,110
	Aflac, Inc.	183,386	6,225,955
	Alleghany Corp.	7,092	3,878,828
	Allegiance Bancshares, Inc.	21,261	601,686
	Allstate Corp. (The)	128,069	11,366,124
	Ally Financial, Inc.	287,405	7,667,965
	Altabancorp	15,559	338,719
	A-Mark Precious Metals, Inc.	7,393	229,774
*	Ambac Financial Group, Inc.	25,869	317,671
	American Equity Investment Life Holding Co.	102,421	2,542,089
	American Express Co.	272,571	24,869,378
	American Financial Group, Inc.	68,232	5,113,306
	American International Group, Inc.	169,669	5,342,877

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	American National Bankshares, Inc.	10,541	$240,335
	American National Group, Inc.	17,036	1,172,077
	American River Bankshares	2,071	21,373
	Ameriprise Financial, Inc.	87,443	14,063,458
	Ameris Bancorp	77,789	2,279,218
	AMERISAFE, Inc.	26,204	1,545,512
	AmeriServ Financial, Inc.	3,367	9,293
	Ames National Corp.	8,700	167,910
	Aon P.L.C., Class A	49,875	9,177,499
*	Arch Capital Group, Ltd.	171,399	5,177,964
	Ares Management Corp., Class A	32,501	1,374,792
	Argo Group International Holdings, Ltd.	38,705	1,380,994
	Arrow Financial Corp.	16,793	459,624
	Arthur J Gallagher & Co.	56,579	5,867,808
	Artisan Partners Asset Management, Inc., Class A	45,888	1,838,273
	Associated Banc-Corp.	148,534	2,033,430
	Associated Capital Group, Inc., Class A	2,487	79,833
	Assurant, Inc.	58,169	7,234,479
	Assured Guaranty, Ltd.	113,147	2,888,643
*	Athene Holding, Ltd., Class A	97,911	3,140,985
*	Atlantic Capital Bancshares, Inc.	25,662	356,189
	Atlantic Union Bankshares Corp.	88,874	2,247,623
#*	Atlanticus Holdings Corp.	11,295	129,328
#	Auburn National BanCorp, Inc.	2,087	77,553
	Axis Capital Holdings, Ltd.	62,829	2,682,170
*	Axos Financial, Inc.	69,729	1,900,813
	Banc of California, Inc.	47,611	571,332
	BancFirst Corp.	32,722	1,454,493
*	Bancorp, Inc. (The)	71,775	689,040
	BancorpSouth Bank	116,483	2,726,867
	Bank of America Corp.	1,804,342	42,762,905
	Bank of Commerce Holdings	14,664	117,459
#	Bank of Hawaii Corp.	37,188	2,255,080
	Bank of Marin Bancorp	14,420	434,619
	Bank of New York Mellon Corp. (The)	290,960	9,997,386
	Bank of NT Butterfield & Son, Ltd. (The)	64,374	1,703,336
	Bank of Princeton (The)	4,409	86,725
	Bank of South Carolina Corp.	800	13,208
	Bank OZK	89,116	2,208,294
	BankFinancial Corp.	20,625	151,594
	BankUnited, Inc.	101,580	2,564,895
	Bankwell Financial Group, Inc.	5,396	89,034
	Banner Corp.	38,940	1,435,718
	Bar Harbor Bankshares	13,636	278,447
*	Baycom Corp.	5,183	57,531
	BCB Bancorp, Inc.	12,179	110,707
*	Berkshire Hathaway, Inc., Class B	359,350	72,552,765
	Berkshire Hills Bancorp, Inc.	47,547	619,537
	BGC Partners, Inc., Class A	295,012	870,285
	BlackRock, Inc.	18,727	11,221,406
	Blackstone Group, Inc. (The), Class A	36,375	1,834,027
*	Blucora, Inc.	52,563	523,002
	BOK Financial Corp.	46,270	2,717,900
	Boston Private Financial Holdings, Inc.	78,655	486,088
	Bridge Bancorp, Inc.	21,363	417,433
*	Bridgewater Bancshares, Inc.	17,270	191,870
*	Brighthouse Financial, Inc.	42,882	1,419,394
	BrightSphere Investment Group P.L.C.	79,245	1,093,581
	Brookline Bancorp, Inc.	89,492	857,333

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Brown & Brown, Inc.	153,048	$6,659,118
	Bryn Mawr Bank Corp.	24,048	645,929
#	Business First Bancshares, Inc.	1,176	19,533
	Byline Bancorp, Inc.	5,242	68,880
	C&F Financial Corp.	2,604	81,115
	Cadence BanCorp.	118,440	1,328,897
»	Calamos Asset Management, Inc., Class A	9,339	0
	Cambridge Bancorp	1,974	122,566
	Camden National Corp.	17,615	563,152
*	Cannae Holdings, Inc.	90,690	3,353,716
#	Capital City Bank Group, Inc.	16,503	351,679
	Capital One Financial Corp.	125,997	9,207,861
	Capitol Federal Financial, Inc.	178,198	2,045,713
	Capstar Financial Holdings, Inc.	15,450	160,525
	Cathay General Bancorp	84,165	1,980,402
	Cboe Global Markets, Inc.	19,753	1,605,721
	CBTX, Inc.	15,979	302,003
	CCUR Holdings, Inc.	5,474	16,422
	Central Pacific Financial Corp.	41,241	567,889
	Central Valley Community Bancorp	9,445	121,840
	Century Bancorp, Inc., Class A	4,330	309,898
	Charles Schwab Corp. (The)	443,200	18,219,952
	Chemung Financial Corp.	3,869	131,856
	Chubb, Ltd.	87,787	11,404,409
#	Cincinnati Financial Corp.	73,427	5,194,226
	CIT Group, Inc.	74,984	2,208,279
	Citigroup, Inc.	426,981	17,685,553
	Citizens & Northern Corp.	9,655	163,556
	Citizens Community Bancorp, Inc.	5,226	39,718
	Citizens Financial Group, Inc.	172,028	4,687,763
	Citizens Holding Co.	2,051	44,507
#*	Citizens, Inc.	28,479	164,324
	City Holding Co.	18,549	1,120,916
	Civista Bancshares, Inc.	14,290	203,775
	CME Group, Inc.	53,928	8,128,028
	CNA Financial Corp.	29,562	880,652
	CNB Financial Corp.	15,464	280,517
	CNO Financial Group, Inc.	150,916	2,678,759
*	Coastal Financial Corp.	4,886	72,606
	Codorus Valley Bancorp, Inc.	7,482	100,708
	Cohen & Steers, Inc.	52,247	2,942,029
	Colony Bankcorp, Inc.	5,329	66,772
	Columbia Banking System, Inc.	80,383	2,283,681
*	Columbia Financial, Inc.	28,462	346,952
	Comerica, Inc.	81,765	3,721,125
#	Commerce Bancshares, Inc.	111,739	6,955,753
	Commercial National Financial Corp.	123	1,967
	Community Bank System, Inc.	60,816	3,526,720
	Community Bankers Trust Corp.	19,082	104,188
	Community Financial Corp. (The)	4,091	89,388
*	Community First Bancshares, Inc.	927	6,739
	Community Trust Bancorp, Inc.	20,692	658,419
	Community West Bancshares.	4,200	33,852
	ConnectOne Bancorp, Inc.	38,040	586,957
*	Consumer Portfolio Services, Inc.	22,519	84,446
#	County Bancorp, Inc.	4,577	84,674
#	Cowen, Inc., Class A	22,872	490,833
	Crawford & Co., Class A	32,830	210,112
	Crawford & Co., Class B	20,524	130,122

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
#*	Credit Acceptance Corp.	19,651	$5,858,356
#	Cullen/Frost Bankers, Inc.	46,527	3,269,452
*	Customers Bancorp, Inc.	29,633	409,528
	CVB Financial Corp.	136,289	2,385,057
	Diamond Hill Investment Group, Inc.	3,690	505,309
	Dime Community Bancshares, Inc.	40,009	506,114
	Discover Financial Services.	151,360	9,839,914
	Donegal Group, Inc., Class A	26,556	385,328
	Donegal Group, Inc., Class B	1,947	23,033
*	Donnelley Financial Solutions, Inc.	31,930	403,276
	Eagle Bancorp Montana, Inc.	4,900	94,374
	Eagle Bancorp, Inc.	31,093	930,303
	East West Bancorp, Inc.	118,983	4,340,500
	Eaton Vance Corp.	93,873	5,612,667
#*	eHealth, Inc.	20,127	1,350,723
#	Emclaire Financial Corp.	300	7,068
	Employers Holdings, Inc.	41,844	1,339,426
#*	Encore Capital Group, Inc.	34,889	1,114,006
*	Enova International, Inc.	45,699	701,477
*	Enstar Group, Ltd.	12,513	2,150,609
	Enterprise Bancorp, Inc.	7,524	170,118
	Enterprise Financial Services Corp.	30,672	892,862
	Equitable Holdings, Inc.	64,427	1,384,536
*	Equity Bancshares, Inc., Class A	14,310	263,018
#	Erie Indemnity Co., Class A	25,342	5,901,392
#*	Esquire Financial Holdings, Inc.	4,767	74,318
	ESSA Bancorp, Inc.	7,776	98,833
	Essent Group, Ltd.	62,643	2,496,324
	Evans Bancorp, Inc.	4,016	91,605
	Evercore, Inc., Class A	45,505	3,619,468
	Everest Re Group, Ltd.	19,573	3,857,447
*	EZCORP, Inc., Class A	61,225	273,063
	FactSet Research Systems, Inc.	23,188	7,107,122
#	Farmers & Merchants Bancorp, Inc.	4,427	88,806
	Farmers National Banc Corp.	24,436	284,679
	Fauquier Bankshares, Inc.	700	10,871
	FB Financial Corp.	51,878	1,530,401
	FBL Financial Group, Inc., Class A	26,864	1,334,872
	Federal Agricultural Mortgage Corp., Class A	635	36,732
	Federal Agricultural Mortgage Corp., Class C	10,300	665,277
	Federated Hermes, Inc., Class B	112,661	2,692,598
	FedNat Holding Co.	12,934	66,351
#	Fidelity D&D Bancorp, Inc.	1,602	76,351
	Fidelity National Financial, Inc.	140,300	4,389,987
	Fifth Third Bancorp	251,933	5,849,884
	Financial Institutions, Inc.	18,608	329,920
	First American Financial Corp.	118,781	5,296,445
	First Bancorp	34,287	825,974
	First BanCorp	240,436	1,560,430
	First Bancorp, Inc. (The)	9,663	223,505
	First Bancshares, Inc. (The)	11,881	283,243
	First Bank	13,632	102,104
	First Busey Corp.	61,191	1,100,826
	First Business Financial Services, Inc.	6,819	116,946
#	First Capital, Inc.	2,028	122,309
	First Choice Bancorp	7,465	105,107
	First Citizens BancShares, Inc., Class A	8,840	4,090,268
	First Commonwealth Financial Corp.	114,248	984,818
	First Community Bancshares, Inc.	19,210	364,606

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Community Corp.	5,860	$83,271
	First Financial Bancorp	109,734	1,569,196
	First Financial Bankshares, Inc.	94,344	2,812,395
	First Financial Corp.	8,447	293,280
	First Financial Northwest, Inc.	13,447	133,260
	First Foundation, Inc.	50,605	752,496
#	First Guaranty Bancshares, Inc.	2,062	30,002
	First Hawaiian, Inc.	7,631	131,711
	First Horizon National Corp.	493,036	5,132,505
	First Internet Bancorp	8,289	178,379
	First Interstate BancSystem, Inc., Class A	42,696	1,507,169
	First Merchants Corp.	61,879	1,615,661
	First Mid Bancshares, Inc.	13,169	365,571
#	First Midwest Bancorp, Inc.	128,571	1,613,566
	First National Corp.	699	9,786
	First Northwest Bancorp	7,811	91,779
	First of Long Island Corp. (The)	25,402	391,953
	First Republic Bank	47,024	5,931,607
	First Savings Financial Group, Inc.	1,058	57,185
	First United Corp.	5,001	59,612
*	First Western Financial, Inc.	1,300	18,460
	FirstCash, Inc.	54,922	2,858,141
	Flagstar Bancorp, Inc.	65,884	1,933,695
	Flushing Financial Corp.	33,828	432,660
	FNB Corp.	259,622	1,962,742
	Franklin Financial Services Corp.	1,100	24,200
#	Franklin Resources, Inc.	131,346	2,462,737
	FS Bancorp, Inc.	4,384	203,023
	Fulton Financial Corp.	184,698	2,029,831
*	FVCBankcorp, Inc.	2,121	26,173
	GAMCO Investors, Inc., Class A	8,055	99,076
*	Genworth Financial, Inc., Class A	268,656	1,055,818
	German American Bancorp, Inc.	28,257	852,514
	Glacier Bancorp, Inc.	87,779	3,142,488
	Global Indemnity Group LLC, Class A	12,412	304,218
	Global Indemnity, Ltd.	0	0
	Globe Life, Inc.	60,777	4,928,407
	Goldman Sachs Group, Inc. (The)	66,330	12,539,023
*	Great Elm Capital Group, Inc.	8,182	15,873
	Great Southern Bancorp, Inc.	16,952	694,184
	Great Western Bancorp, Inc.	51,729	671,960
*	Green Dot Corp., Class A	61,380	3,272,782
#	Greene County Bancorp, Inc.	358	8,073
#	Greenhill & Co., Inc.	8,271	106,944
#*	Greenlight Capital Re, Ltd., Class A	27,613	186,388
	Guaranty Bancshares, Inc.	7,818	225,940
	Guaranty Federal Bancshares, Inc.	1,800	25,416
#*	Hallmark Financial Services, Inc.	17,058	46,227
	Hamilton Lane, Inc., Class A	19,882	1,385,775
	Hancock Whitney Corp.	81,503	1,863,974
	Hanmi Financial Corp.	28,821	259,101
	Hanover Insurance Group, Inc. (The)	33,514	3,205,949
*	HarborOne Bancrop, Inc.	34,764	326,782
	Hartford Financial Services Group, Inc. (The)	195,278	7,522,109
#	Hawthorn Bancshares, Inc.	3,576	67,801
	HCI Group, Inc.	13,757	646,304
	Heartland Financial USA, Inc.	41,249	1,358,742
#	Hennessy Advisors, Inc.	5,706	46,047
	Heritage Commerce Corp.	56,300	408,175

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Heritage Financial Corp.	40,642	$851,856
	Heritage Insurance Holdings, Inc.	32,470	306,517
	Hilltop Holdings, Inc.	118,386	2,700,385
	Hingham Institution For Savings (The)	2,003	404,546
*	HMN Financial, Inc.	3,012	43,975
	Home Bancorp, Inc.	8,231	207,750
#	Home BancShares, Inc.	150,350	2,495,810
	HomeStreet, Inc.	30,555	949,344
	HomeTrust Bancshares, Inc.	6,636	105,977
	Hope Bancorp, Inc.	144,532	1,166,373
	Horace Mann Educators Corp.	46,297	1,569,931
	Horizon Bancorp, Inc.	47,538	589,471
	Houlihan Lokey, Inc.	35,399	2,219,517
*	Howard Bancorp, Inc.	16,911	171,308
	Huntington Bancshares, Inc.	554,716	5,791,235
	IF Bancorp, Inc.	723	11,734
	Independence Holding Co.	12,783	483,453
	Independent Bank Corp.	36,378	2,084,096
	Independent Bank Corp.	25,505	381,810
	Independent Bank Group, Inc.	47,016	2,425,085
	Interactive Brokers Group, Inc., Class A	83,490	3,971,619
	Intercontinental Exchange, Inc.	129,584	12,232,730
	International Bancshares Corp.	72,651	2,010,980
	Invesco, Ltd.	217,830	2,855,751
	Investar Holding Corp.	7,734	107,812
	Investors Bancorp, Inc.	272,898	2,308,717
	Investors Title Co.	1,811	241,805
	James River Group Holdings, Ltd.	34,241	1,600,082
#	Janus Henderson Group P.L.C.	112,215	2,726,824
	Jefferies Financial Group, Inc.	170,544	3,327,313
	JPMorgan Chase & Co.	932,352	91,407,790
	Kearny Financial Corp.	96,417	809,903
	Kemper Corp.	60,631	3,738,507
	Kentucky First Federal Bancorp	1,549	9,340
	KeyCorp	400,119	5,193,545
	Kingstone Cos., Inc.	5,834	33,954
	Kinsale Capital Group, Inc.	8,917	1,671,670
	KKR & Co., Inc., Class A	59,646	2,036,911
	Lake Shore Bancorp, Inc.	1,022	12,305
	Lakeland Bancorp, Inc.	56,672	630,759
	Lakeland Financial Corp.	27,255	1,393,548
	Landmark Bancorp, Inc.	2,586	60,642
	Lazard, Ltd., Class A	115,809	3,899,289
	LCNB Corp.	14,976	206,070
*	LendingClub Corp.	67,245	314,034
#*	LendingTree, Inc.	5,584	1,806,927
	Level One Bancorp, Inc.	5,109	80,467
*	Limestone Bancorp, Inc.	1,427	15,126
	Lincoln National Corp.	88,474	3,105,437
#	Live Oak Bancshares, Inc.	42,202	1,573,291
	Loews Corp.	110,411	3,829,053
	LPL Financial Holdings, Inc.	117,470	9,389,377
	Luther Burbank Corp.	3,141	29,620
	M&T Bank Corp.	44,186	4,576,786
	Macatawa Bank Corp.	31,316	225,162
	Mackinac Financial Corp.	7,534	74,813
#*	Maiden Holdings, Ltd.	95,235	116,187
*	MainStreet Bancshares, Inc.	1,520	22,663
*	Malvern Bancorp, Inc.	5,035	62,786

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Markel Corp.	6,060	$5,652,768
	MarketAxess Holdings, Inc.	17,846	9,616,317
	Marlin Business Services Corp.	11,271	82,278
	Marsh & McLennan Cos., Inc.	97,170	10,053,208
#*	MBIA, Inc.	166,900	952,999
	Mercantile Bank Corp.	16,848	368,297
	Merchants Bancorp	1,147	24,752
	Mercury General Corp.	61,677	2,510,871
	Meridian Bancorp, Inc.	61,364	763,982
	Meridian Corp.	2,163	38,026
	Meta Financial Group, Inc.	43,201	1,267,517
	MetLife, Inc.	215,093	8,141,270
*	Metropolitan Bank Holding Corp.	3,843	115,098
	MGIC Investment Corp.	111,894	1,125,654
	Mid Penn Bancorp, Inc.	2,532	49,501
	Middlefield Banc Corp.	4,154	79,258
	Midland States Bancorp, Inc.	19,359	288,449
	MidWestOne Financial Group, Inc.	10,788	217,378
#*	MMA Capital Holdings, Inc.	4,788	120,083
	Moelis & Co., Class A	40,491	1,506,265
	Moody’s Corp.	41,220	10,836,738
	Morgan Stanley	400,199	19,269,582
	Morningstar, Inc.	39,025	7,429,579
*	Mr Cooper Group, Inc.	19,504	411,144
	MSCI, Inc.	55,417	19,387,083
	MVB Financial Corp.	9,643	153,806
	Nasdaq, Inc.	85,845	10,386,387
	National Bank Holdings Corp., Class A	34,978	1,054,587
	National Bankshares, Inc.	3,544	96,326
	National General Holdings Corp.	101,362	3,443,267
	National Western Life Group, Inc., Class A	3,855	653,924
	Navient Corp.	215,404	1,725,386
	NBT Bancorp, Inc.	57,004	1,560,770
	Nelnet, Inc., Class A	31,413	1,917,450
	New York Community Bancorp, Inc.	282,910	2,350,982
»	NewStar Financial, Inc.	42,768	4,345
*	NI Holdings, Inc.	9,028	150,858
*	Nicholas Financial, Inc.	1,248	10,059
*	Nicolet Bankshares, Inc.	8,603	530,805
*	NMI Holdings, Inc., Class A	76,782	1,650,045
#*	Northeast Bank.	6,219	119,343
	Northern Trust Corp.	101,409	7,937,282
	Northfield Bancorp, Inc.	58,568	595,051
	Northrim BanCorp, Inc.	6,426	183,527
	Northwest Bancshares, Inc.	146,020	1,558,033
	Norwood Financial Corp.	4,164	95,272
#	Oak Valley Bancorp	4,855	67,339
	OceanFirst Financial Corp.	67,649	1,012,706
	Oconee Federal Financial Corp.	400	9,004
	OFG Bancorp	57,688	830,130
	Ohio Valley Banc Corp.	4,777	102,276
	Old National Bancorp.	186,854	2,612,219
	Old Point Financial Corp.	2,663	41,942
	Old Republic International Corp.	227,219	3,699,125
	Old Second Bancorp, Inc.	9,603	82,106
	OneMain Holdings, Inc.	55,271	1,928,405
	Oppenheimer Holdings, Inc., Class A	10,148	254,309
	Origin Bancorp, Inc.	9,820	219,673
	Orrstown Financial Services, Inc.	8,572	119,837

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Pacific Mercantile Bancorp	17,616	$65,355
	Pacific Premier Bancorp, Inc.	105,396	2,687,598
	PacWest Bancorp	94,142	1,811,292
#	Park National Corp.	18,531	1,698,366
	Parke Bancorp, Inc.	9,531	114,658
	PCB Bancorp	7,184	67,530
	PCSB Financial Corp.	15,491	208,664
	Peapack-Gladstone Financial Corp.	17,776	300,059
	Penns Woods Bancorp, Inc.	5,436	112,308
	Pennymac Financial Services, Inc.	68,342	3,473,140
	Peoples Bancorp of North Carolina, Inc.	3,810	65,875
	Peoples Bancorp, Inc.	22,037	498,036
	Peoples Financial Services Corp.	3,385	121,352
	People’s United Financial, Inc.	288,844	3,081,965
	Pinnacle Financial Partners, Inc.	51,552	2,360,566
	Piper Sandler Cos	19,045	1,589,305
	PJT Partners, Inc., Class A	4,512	305,282
	Plumas Bancorp	3,091	62,191
	PNC Financial Services Group, Inc. (The)	104,954	11,742,253
*	Ponce de Leon Federal Bank	14,479	131,759
	Popular, Inc.	64,678	2,729,412
#*	PRA Group, Inc.	50,953	1,739,026
	Preferred Bank	16,917	572,302
	Premier Financial Bancorp, Inc.	12,010	150,125
	Premier Financial Corp.	26,845	482,942
	Primerica, Inc.	58,393	6,437,244
	Principal Financial Group, Inc.	113,471	4,450,333
	ProAssurance Corp.	50,671	781,854
	Progressive Corp. (The)	140,012	12,867,103
	Prosperity Bancshares, Inc.	70,373	3,878,256
	Protective Insurance Corp., Class A	298	4,351
	Protective Insurance Corp., Class B	9,068	119,244
	Provident Bancorp, Inc.	12,142	104,664
	Provident Financial Holdings, Inc.	6,656	84,265
	Provident Financial Services, Inc.	88,345	1,198,842
#	Prudential Bancorp, Inc.	6,497	75,300
	Prudential Financial, Inc.	95,280	6,099,826
	Pzena Investment Management, Inc., Class A	8,763	45,480
	QCR Holdings, Inc.	16,621	515,750
	Radian Group, Inc.	80,134	1,438,405
*	Randolph Bancorp, Inc.	1,654	24,479
	Raymond James Financial, Inc.	70,406	5,381,835
	RBB Bancorp.	9,560	122,081
*	Regional Management Corp.	13,416	272,613
	Regions Financial Corp.	498,522	6,630,343
	Reinsurance Group of America, Inc.	29,330	2,962,917
	RenaissanceRe Holdings, Ltd.	40,944	6,621,464
#	Renasant Corp.	63,458	1,809,188
	Republic Bancorp, Inc., Class A	17,987	599,507
*	Republic First Bancorp, Inc.	38,323	85,460
	Riverview Bancorp, Inc.	17,979	84,321
	RLI Corp.	30,617	2,654,494
	S&P Global, Inc.	58,991	19,038,165
	S&T Bancorp, Inc.	41,000	811,390
	Safeguard Scientifics, Inc.	19,542	113,734
	Safety Insurance Group, Inc.	21,435	1,500,450
	Salisbury Bancorp, Inc.	1,410	47,714
	Sandy Spring Bancorp, Inc.	38,288	970,601
#	Santander Consumer USA Holdings, Inc.	214,625	4,365,472

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	SB Financial Group, Inc.	3,331	$51,098
*	Seacoast Banking Corp. of Florida	35,223	756,590
*	Security National Financial Corp., Class A	3,828	25,227
	SEI Investments Co.	74,916	3,682,121
*	Select Bancorp, Inc.	16,697	124,393
	Selective Insurance Group, Inc.	75,801	3,946,200
	ServisFirst Bancshares, Inc.	49,786	1,837,103
	Severn Bancorp, Inc.	4,355	27,001
#	Shore Bancshares, Inc.	9,404	101,751
	Sierra Bancorp	16,572	328,788
	Signature Bank	31,123	2,512,871
	Silvercrest Asset Management Group, Inc., Class A	3,719	41,987
	Simmons First National Corp., Class A	116,809	1,984,585
	SLM Corp.	434,625	3,994,204
	SmartFinancial, Inc.	8,592	128,364
	Sound Financial Bancorp, Inc.	771	21,896
	South State Corp.	74,877	4,597,448
*	Southern First Bancshares, Inc.	6,964	186,914
	Southern Missouri Bancorp, Inc.	8,056	205,267
	Southern National Bancorp of Virginia, Inc.	21,058	203,420
	Southside Bancshares, Inc.	38,825	1,046,722
	Spirit of Texas Bancshares, Inc.	11,186	142,174
	Standard AVB Financial Corp.	2,079	68,233
	State Auto Financial Corp.	41,220	508,655
	State Street Corp.	105,331	6,203,996
	Sterling Bancorp	215,171	2,878,988
	Sterling Bancorp, Inc.	8,152	28,777
	Stewart Information Services Corp.	27,788	1,177,933
	Stifel Financial Corp.	53,898	3,150,877
	Stock Yards Bancorp, Inc.	25,424	971,705
*	StoneX Group, Inc.	21,939	1,162,328
	Summit Financial Group, Inc.	7,291	131,311
	Summit State Bank	2,851	34,269
*	SVB Financial Group	33,790	9,822,753
	Synchrony Financial	374,213	9,362,809
	Synovus Financial Corp.	154,955	4,028,830
	T Rowe Price Group, Inc.	116,769	14,789,962
	TCF Financial Corp.	124,262	3,381,169
	Territorial Bancorp, Inc.	11,411	242,027
*	Texas Capital Bancshares, Inc.	56,483	2,541,735
	TFS Financial Corp.	128,474	2,018,327
*	Third Point Reinsurance, Ltd.	105,699	822,338
	Timberland Bancorp, Inc.	8,097	154,248
	Tiptree, Inc.	47,142	229,582
	Tompkins Financial Corp.	17,476	978,481
	Towne Bank	83,302	1,514,430
	Travelers Cos., Inc. (The)	106,923	12,906,675
	TriCo Bancshares	34,171	988,567
*	TriState Capital Holdings, Inc.	33,302	419,272
#*	Triumph Bancorp, Inc.	28,357	1,194,680
	Truist Financial Corp.	262,246	11,045,802
	TrustCo Bank Corp. NY	112,565	618,545
	Trustmark Corp.	71,243	1,666,374
	U.S. Bancorp	391,618	15,253,521
	UMB Financial Corp.	44,533	2,710,724
	Umpqua Holdings Corp.	183,754	2,307,950
	Union Bankshares, Inc.	619	12,863
	United Bancshares, Inc.	606	12,302
#	United Bankshares, Inc.	118,227	3,101,094

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	United Community Banks, Inc.	87,467	$1,831,559
	United Fire Group, Inc.	23,914	491,194
	United Insurance Holdings Corp.	40,497	177,782
	United Security Bancshares	11,687	72,693
	Unity Bancorp, Inc.	9,514	133,386
	Universal Insurance Holdings, Inc.	55,727	694,916
	Univest Financial Corp.	33,251	527,361
	Unum Group	130,691	2,308,003
	Valley National Bancorp	301,980	2,307,127
	Value Line, Inc.	1,300	35,490
	Veritex Holdings, Inc.	34,570	682,066
#	Victory Capital Holdings, Inc., Class A	4,336	79,522
	Virtu Financial, Inc., Class A	44,947	960,967
	Virtus Investment Partners, Inc.	8,981	1,432,919
	Voya Financial, Inc.	89,684	4,298,554
	Waddell & Reed Financial, Inc., Class A	73,852	1,133,628
	Walker & Dunlop, Inc.	42,143	2,649,952
	Washington Federal, Inc.	110,983	2,362,828
	Washington Trust Bancorp, Inc.	18,309	618,295
	Waterstone Financial, Inc.	33,697	568,805
	Webster Financial Corp.	93,484	3,011,120
	Wells Fargo & Co.	712,668	15,286,729
	WesBanco, Inc.	74,898	1,819,272
	West BanCorp, Inc.	18,898	313,518
	Westamerica BanCorp.	27,388	1,434,310
	Western Alliance Bancorp	87,390	3,600,468
	Western New England Bancorp, Inc.	30,474	175,530
	Westwood Holdings Group, Inc.	7,971	77,000
	White Mountains Insurance Group, Ltd.	3,995	3,628,778
	Willis Towers Watson P.L.C.	46,472	8,480,211
	Wintrust Financial Corp.	49,595	2,441,562
#	WisdomTree Investments, Inc.	140,925	512,967
#*	World Acceptance Corp.	8,838	742,304
	WR Berkley Corp.	91,458	5,498,455
	WSFS Financial Corp.	56,776	1,799,231
	WVS Financial Corp.	757	10,439
	Zions Bancorp NA	135,981	4,388,107

TOTAL FINANCIALS			1,298,137,434

HEALTH CARE — (12.6%)
	Abbott Laboratories	229,239	24,095,311
	AbbVie, Inc.	318,855	27,134,561
*	ABIOMED, Inc.	13,135	3,308,444
*	Acadia Healthcare Co., Inc.	90,762	3,235,665
*	ACADIA Pharmaceuticals, Inc.	11,433	531,063
#*	Accuray, Inc.	24,263	70,605
*	Acer Therapeutics, Inc.	819	1,998
»	Achillion Pharmaceuticals, Inc.	174,484	30,099
*	Addus HomeCare Corp.	14,054	1,371,249
#*	Adverum Biotechnologies, Inc.	56,337	614,637
*	Aeglea BioTherapeutics, Inc.	17,876	137,288
	Agilent Technologies, Inc.	74,985	7,655,219
*	Akebia Therapeutics, Inc.	87,468	194,179
*	Albireo Pharma, Inc.	9,695	305,974
*	Aldeyra Therapeutics, Inc.	14,742	98,477
*	Alexion Pharmaceuticals, Inc.	68,049	7,835,162
*	Align Technology, Inc.	36,980	15,756,438
*	Alkermes P.L.C.	27,027	439,189
*	Allscripts Healthcare Solutions, Inc.	175,820	1,772,266

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Alnylam Pharmaceuticals, Inc.	19,376	$2,382,667
*	Alpine Immune Sciences, Inc.	1,694	12,705
*	AMAG Pharmaceuticals, Inc.	7,668	105,205
*	Amedisys, Inc.	26,906	6,968,654
*	American Renal Associates Holdings, Inc.	18,250	209,693
	AmerisourceBergen Corp.	94,993	9,125,978
	Amgen, Inc.	156,585	33,969,550
*	Amicus Therapeutics, Inc.	10,442	186,181
*	AMN Healthcare Services, Inc.	79,173	5,168,413
*	Amphastar Pharmaceuticals, Inc.	44,012	862,195
*	AnaptysBio, Inc.	15,338	451,857
*	AngioDynamics, Inc.	48,938	506,019
#*	ANI Pharmaceuticals, Inc.	11,570	294,919
#*	Anika Therapeutics, Inc.	15,896	518,528
	Anthem, Inc.	82,100	22,396,880
*	Applied Genetic Technologies Corp.	9,627	49,675
#	Apyx Medical Corp.	21,789	131,170
#*	Aravive, Inc.	6,843	31,683
*	Arcus Biosciences, Inc.	22,035	480,363
#*	Ardelyx, Inc.	52,822	269,920
*	Arena Pharmaceuticals, Inc.	36,626	3,139,581
*	Arrowhead Pharmaceuticals, Inc.	3,771	216,078
*	Assembly Biosciences, Inc.	28,175	415,300
*	Assertio Holdings, Inc.	11,341	7,031
*	Atara Biotherapeutics, Inc.	49,038	633,081
	Atrion Corp.	1,573	945,609
*	Avanos Medical, Inc.	55,532	1,963,056
#*	Avrobio, Inc.	6,376	91,049
#*	AxoGen, Inc.	4,593	57,918
	Baxter International, Inc.	101,472	7,871,183
	Becton Dickinson and Co.	37,887	8,756,822
*	Biogen, Inc.	44,936	11,327,018
#*	BioLife Solutions, Inc.	4,113	118,084
*	BioMarin Pharmaceutical, Inc.	24,458	1,820,409
*	Bio-Rad Laboratories, Inc., Class A	11,330	6,644,139
*	BioSpecifics Technologies Corp.	7,011	617,669
	Bio-Techne Corp.	17,895	4,516,877
*	BioTelemetry, Inc.	40,786	1,736,668
#*	Bluebird Bio, Inc.	15,986	826,636
*	Boston Scientific Corp.	165,559	5,673,707
	Bristol-Myers Squibb Co.	339,407	19,838,339
*	Brookdale Senior Living, Inc.	171,549	504,354
	Bruker Corp.	89,534	3,808,776
*	Calithera Biosciences, Inc.	42,656	151,002
#	Cantel Medical Corp.	27,844	1,332,057
#*	Cara Therapeutics, Inc.	4,836	64,125
	Cardinal Health, Inc.	114,710	5,252,571
*	Cardiovascular Systems, Inc.	4,460	158,999
*	Catalent, Inc.	140,973	12,373,200
*	Catalyst Biosciences, Inc.	4,256	23,323
*	Cellular Biomedicine Group, Inc.	1,300	23,413
*	Centene Corp.	282,037	16,668,387
	Cerner Corp.	155,819	10,921,354
*	Change Healthcare, Inc.	122,083	1,727,474
*	Charles River Laboratories International, Inc.	55,750	12,694,275
#*	Chembio Diagnostics, Inc.	2,903	13,760
	Chemed Corp.	14,479	6,925,595
*	ChemoCentryx, Inc.	19,906	955,488
*	Chiasma, Inc.	4,306	16,148

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Chimerix, Inc.	43,891	$117,189
*	Chinook Therapeutics, Inc.	5,844	72,173
#*	Cidara Therapeutics, Inc.	4,797	12,520
	Cigna Corp.	131,831	22,011,822
#*	Collegium Pharmaceutical, Inc.	4,465	79,611
*	Community Health Systems, Inc.	45,027	280,968
	Computer Programs and Systems, Inc.	12,920	360,339
*	Concert Pharmaceuticals, Inc.	23,503	242,551
	CONMED Corp.	26,454	2,062,618
#»	Contra Aduro Biotech I	5,844	58
#»	Contra Pfenex, Inc.	13,673	10,255
	Cooper Cos., Inc. (The)	19,448	6,204,884
#*	Corcept Therapeutics, Inc.	107,494	1,803,749
*	CorVel Corp.	19,547	1,783,077
#*	Corvus Pharmaceuticals, Inc.	12,238	48,462
*	Covetrus, Inc.	24,314	600,313
*	Cross Country Healthcare, Inc.	34,737	272,685
*	CryoLife, Inc.	34,272	574,399
#*	Cumberland Pharmaceuticals, Inc.	12,297	36,276
*	Cutera, Inc.	6,896	130,541
	CVS Health Corp.	333,018	18,678,980
*	Cymabay Therapeutics, Inc.	23,457	195,162
*	CytomX Therapeutics, Inc.	18,940	125,383
	Danaher Corp.	97,780	22,444,421
*	DaVita, Inc.	116,580	10,055,025
*	Deciphera Pharmaceuticals, Inc.	48,074	2,791,657
*	Denali Therapeutics, Inc.	22,377	957,288
	DENTSPLY SIRONA, Inc.	86,081	4,062,162
*	DexCom, Inc.	8,806	2,814,221
*	Digirad Corp.	862	2,172
#*	Dyadic International, Inc.	2,750	19,635
*	Eagle Pharmaceuticals, Inc.	6,909	321,407
*	Edwards Lifesciences Corp.	63,600	4,559,484
*	Eiger BioPharmaceuticals, Inc.	2,291	20,344
*	Elanco Animal Health, Inc.	69,712	2,161,769
»	Elanco Animal Health, Inc.	36,632	0
	Eli Lilly and Co.	182,872	23,857,481
#*	Eloxx Pharmaceuticals, Inc.	3,776	9,553
*	Emergent BioSolutions, Inc.	50,168	4,513,615
*	Enanta Pharmaceuticals, Inc.	18,628	812,740
	Encompass Health Corp.	128,110	7,854,424
#*	Endo International P.L.C.	85,023	388,555
#*	Enochian Biosciences, Inc.	13,353	40,727
	Ensign Group, Inc. (The)	59,652	3,509,924
	Envista Holdings Corp.	42,596	1,125,386
#*	Enzo Biochem, Inc.	45,031	81,956
#*	Epizyme, Inc.	48,441	598,731
#*	Evelo Biosciences, Inc.	2,447	9,715
#*	Evolent Health, Inc., Class A	87,831	873,040
#*	Exact Sciences Corp.	18,289	2,264,727
*	Exelixis, Inc.	149,665	3,065,139
#*	FibroGen, Inc.	18,159	696,942
*	Five Prime Therapeutics, Inc.	27,064	123,412
*	FONAR Corp.	4,738	93,054
#*	Fulgent Genetics, Inc.	2,085	67,825
#*	G1 Therapeutics, Inc.	29,900	328,601
	Gilead Sciences, Inc.	360,165	20,943,595
#*	Global Blood Therapeutics, Inc.	20,775	1,098,582
*	Globus Medical, Inc., Class A	51,448	2,681,470

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	GlycoMimetics, Inc.	33,333	$93,332
*	Guardant Health, Inc.	9,620	1,026,069
*	Haemonetics Corp.	39,988	4,042,387
*	Hanger, Inc.	16,479	287,888
#*	Harvard Bioscience, Inc.	31,221	105,527
	HCA Healthcare, Inc.	28,886	3,580,131
*	HealthStream, Inc.	31,090	568,947
*	Henry Schein, Inc.	55,581	3,533,840
#*	Heron Therapeutics, Inc.	8,228	134,199
#*	Heska Corp.	3,504	411,124
	Hill-Rom Holdings, Inc.	77,979	7,101,548
*	HMS Holdings Corp.	71,942	1,915,096
*	Hologic, Inc.	131,936	9,079,836
*	Horizon Therapeutics P.L.C.	184,545	13,827,957
	Humana, Inc.	53,274	21,271,243
*	ICU Medical, Inc.	12,586	2,237,665
*	IDEXX Laboratories, Inc.	31,652	13,446,403
*	Illumina, Inc.	8,628	2,525,416
*	Incyte Corp.	25,048	2,170,159
*	InfuSystem Holdings, Inc.	3,809	46,927
*	Innoviva, Inc.	76,744	829,603
*	Inogen, Inc.	20,764	606,516
*	Inovalon Holdings, Inc., Class A	21,381	406,025
*	Insulet Corp.	6,319	1,404,398
*	Integer Holdings Corp.	26,683	1,559,621
#*	Integra LifeSciences Holdings Corp.	56,322	2,483,800
#*	Intellia Therapeutics, Inc.	40,445	968,253
*	Intra-Cellular Therapies, Inc.	43,977	1,084,913
*	IntriCon Corp.	7,191	89,888
*	Intuitive Surgical, Inc.	9,063	6,045,746
	Invacare Corp.	32,218	261,288
*	Ionis Pharmaceuticals, Inc.	19,174	900,219
*	IQVIA Holdings, Inc.	55,332	8,520,575
*	Ironwood Pharmaceuticals, Inc.	5,573	55,061
*	IVERIC bio, Inc.	19,992	118,353
*	Jazz Pharmaceuticals P.L.C.	34,366	4,952,141
	Johnson & Johnson	811,788	111,304,253
#*	Jounce Therapeutics, Inc.	28,487	237,012
#*	Kadmon Holdings, Inc.	8,882	30,199
#*	Kala Pharmaceuticals, Inc.	17,388	114,761
*	KalVista Pharmaceuticals, Inc.	14,835	255,310
#*	Karyopharm Therapeutics, Inc.	22,490	333,302
	Kewaunee Scientific Corp.	1,276	10,527
#*	Kindred Biosciences, Inc.	33,036	115,296
*	Kura Oncology, Inc.	32,207	1,006,469
*	Laboratory Corp. of America Holdings	45,255	9,040,591
#*	Lannett Co., Inc.	22,129	142,289
#*	Lantheus Holdings, Inc.	57,613	625,677
#	LeMaitre Vascular, Inc.	18,926	614,716
*	LENSAR, Inc.	11,199	109,302
*	LHC Group, Inc.	36,341	7,869,644
#*	Ligand Pharmaceuticals, Inc.	18,390	1,516,256
*	LivaNova P.L.C.	33,811	1,702,046
	Luminex Corp.	40,939	902,296
*	MacroGenics, Inc.	41,093	797,615
#*	Madrigal Pharmaceuticals, Inc.	14,425	1,835,581
*	Magellan Health, Inc.	27,709	2,002,529
*	Masimo Corp.	19,930	4,460,733
	McKesson Corp.	61,484	9,068,275

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*»	MedCath Corp.	9,997	$0
*	MEDNAX, Inc.	80,358	1,024,565
*	Medpace Holdings, Inc.	34,236	3,798,142
	Medtronic P.L.C.	182,185	18,322,345
*	MEI Pharma, Inc.	12,900	33,540
	Merck & Co., Inc.	627,369	47,184,423
*	Meridian Bioscience, Inc.	45,648	782,863
*	Merit Medical Systems, Inc.	44,657	2,235,083
	Merrimack Pharmaceuticals, Inc.	6,647	25,657
*	Mersana Therapeutics, Inc.	42,473	765,363
#	Mesa Laboratories, Inc.	864	225,858
*	Mettler-Toledo International, Inc.	9,121	9,101,937
*	Molecular Templates, Inc.	22,407	198,078
*	Molina Healthcare, Inc.	66,038	12,314,106
*	Mylan NV	221,891	3,226,295
*	MyoKardia, Inc.	2,441	545,637
#*	Myriad Genetics, Inc.	70,248	873,183
	National HealthCare Corp.	17,792	1,126,234
	National Research Corp.	11,130	576,534
*	Natus Medical, Inc.	31,308	570,119
*	Nektar Therapeutics	16,401	259,792
*	Neogen Corp.	27,994	1,952,302
#*	NeoGenomics, Inc.	29,968	1,175,645
#*	Neoleukin Therapeutics, Inc.	3,500	36,715
*	Neurocrine Biosciences, Inc.	6,115	603,367
*	NextGen Healthcare, Inc.	62,291	847,158
*	Novocure, Ltd.	7,368	899,633
*	NuVasive, Inc.	48,755	2,166,185
#*	ObsEva SA	7,523	14,218
*	Omnicell, Inc.	26,704	2,311,231
	Option Care Health, Inc.	0	0
*	OraSure Technologies, Inc.	59,723	892,262
*	Orthofix Medical, Inc.	18,242	570,245
*	Otonomy, Inc.	19,196	68,722
#*	Ovid therapeutics, Inc.	10,234	52,296
#	Owens & Minor, Inc.	66,324	1,666,059
#*	Oxford Immunotec Global P.L.C.	23,059	259,183
*	Pacira BioSciences, Inc.	13,839	723,780
	Patterson Cos., Inc.	108,423	2,697,022
*	PDL BioPharma, Inc.	147,592	317,323
*	Pennant Group, Inc.	32,131	1,338,577
#*	Penumbra, Inc.	2,958	772,127
	PerkinElmer, Inc.	47,598	6,166,321
	Perrigo Co. P.L.C.	63,147	2,770,259
#*	PetIQ, Inc.	20,575	587,622
	Pfizer, Inc.	1,174,988	41,688,574
	Phibro Animal Health Corp., Class A	19,076	313,609
#*	Pieris Pharmaceuticals, Inc.	18,423	46,242
*	PRA Health Sciences, Inc.	51,907	5,057,818
	Premier, Inc., Class A	65,577	2,146,335
#*	Prestige Consumer Healthcare, Inc.	46,670	1,541,510
»	Progenic Pharmaceuticals, Inc.	42,113	1,798
*	Protagonist Therapeutics, Inc.	16,855	319,402
*	Prothena Corp. P.L.C.	41,695	454,892
*	Providence Service Corp. (The)	14,660	1,723,283
	Psychemedics Corp.	478	1,802
#*	PTC Therapeutics, Inc.	1,107	57,774
#*	Pulse Biosciences, Inc.	2,789	33,775
	Quest Diagnostics, Inc.	67,054	8,189,976

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Quidel Corp.	31,504	$8,452,208
*	R1 RCM, Inc.	17,608	315,535
*	RadNet, Inc.	39,944	579,587
	Reata Pharmaceuticals Inc., Class A	0	0
*	Regeneron Pharmaceuticals, Inc.	13,041	7,088,566
*	REGENXBIO, Inc.	29,254	841,345
*	Repligen Corp.	29,686	4,944,797
	ResMed, Inc.	46,588	8,942,101
*	Retrophin, Inc.	38,496	779,159
#*	Revance Therapeutics, Inc.	21,517	556,860
#*	Rhythm Pharmaceuticals, Inc.	16,829	356,270
#*	Rigel Pharmaceuticals, Inc.	49,343	122,371
#*	Rocket Pharmaceuticals, Inc.	21,473	599,956
*	Sage Therapeutics, Inc.	7,788	571,483
#*	Sangamo Therapeutics, Inc.	104,823	1,083,870
*	Sarepta Therapeutics, Inc.	12,195	1,657,422
*	scPharmaceuticals, Inc.	3,700	31,894
*	Seagen, Inc.	16,801	2,802,407
*	SeaSpine Holdings Corp.	24,448	311,956
*	Select Medical Holdings Corp.	151,269	3,173,624
#*	Sientra, Inc.	9,614	40,571
#*	SIGA Technologies, Inc.	10,024	64,053
	Simulations Plus, Inc.	6,759	438,118
#*	Spectrum Pharmaceuticals, Inc.	100,348	344,194
#*	Spero Therapeutics, Inc.	14,666	192,271
#*	STAAR Surgical Co.	6,053	438,843
	STERIS P.L.C.	30,398	5,386,222
	Stryker Corp.	32,704	6,606,535
*	Supernus Pharmaceuticals, Inc.	50,907	934,653
*	Surgalign Holdings, Inc.	73,026	127,065
*	Surgery Partners, Inc.	47,093	1,027,569
*	Surmodics, Inc.	10,887	400,097
*	Syndax Pharmaceuticals, Inc.	14,272	248,476
*	Syneos Health, Inc.	71,387	3,789,222
#*	Syros Pharmaceuticals, Inc.	25,586	170,659
*	Taro Pharmaceutical Industries, Ltd.	22,175	1,300,120
#*	Teladoc Health, Inc.	8,979	1,764,014
	Teleflex, Inc.	17,149	5,457,326
*	Tenet Healthcare Corp.	72,152	1,770,610
	Thermo Fisher Scientific, Inc.	65,980	31,216,458
*	Triple-S Management Corp., Class B	26,289	486,872
*	United Therapeutics Corp.	32,596	4,375,361
	UnitedHealth Group, Inc.	228,707	69,787,654
	Universal Health Services, Inc., Class B	53,642	5,876,481
	US Physical Therapy, Inc.	12,786	1,014,313
	Utah Medical Products, Inc.	3,708	307,764
*	Vanda Pharmaceuticals, Inc.	50,448	539,289
#*	Varex Imaging Corp.	35,746	478,996
*	Varian Medical Systems, Inc.	26,838	4,637,606
*	Veeva Systems, Inc., Class A	24,583	6,638,639
*	Vertex Pharmaceuticals, Inc.	13,281	2,767,229
#*	ViewRay, Inc.	7,940	23,582
#*	Vocera Communications, Inc.	2,944	96,504
*	Waters Corp.	16,692	3,719,311
	West Pharmaceutical Services, Inc.	44,772	12,181,118
#*	Wright Medical Group NV	40,124	1,227,393
#*	Xencor, Inc.	52,870	2,029,151
	Zimmer Biomet Holdings, Inc.	37,813	4,995,097
	Zoetis, Inc.	113,294	17,962,764

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	Zogenix, Inc.	6,403	$136,512
#*	Zynerba Pharmaceuticals, Inc.	3,973	13,627

TOTAL HEALTH CARE			1,220,158,747

INDUSTRIALS — (13.6%)
	3M Co.	156,943	25,104,602
	AAON, Inc.	74,999	4,380,692
	AAR Corp.	33,782	657,398
	ABM Industries, Inc.	74,237	2,577,509
*	Acacia Research Corp.	23,858	75,153
	ACCO Brands Corp.	111,365	586,894
	Acme United Corp.	1,355	38,211
	Acuity Brands, Inc.	30,155	2,688,017
	ADT, Inc.	24,156	159,188
	Advanced Drainage Systems, Inc.	55,748	3,536,096
*	AECOM	132,365	5,935,247
*	Aegion Corp.	31,723	447,612
#*	Aerojet Rocketdyne Holdings, Inc.	107,889	3,497,761
*	Aerovironment, Inc.	26,314	2,009,337
	AGCO Corp.	61,323	4,723,711
	Air Lease Corp.	126,607	3,448,775
*	Air T, Inc.	720	6,761
*	Air Transport Services Group, Inc.	66,787	1,872,707
	Alamo Group, Inc.	11,067	1,331,692
	Alaska Air Group, Inc.	102,671	3,890,204
	Albany International Corp., Class A	34,443	1,754,526
	Allegiant Travel Co.	18,366	2,475,002
	Allegion P.L.C.	54,111	5,329,933
	Allied Motion Technologies, Inc.	11,149	421,209
	Allison Transmission Holdings, Inc.	143,034	5,170,679
	Altra Industrial Motion Corp.	46,134	1,972,690
	AMERCO.	15,147	5,258,433
#*	Ameresco, Inc., Class A	23,292	894,180
#	American Airlines Group, Inc.	110,211	1,243,180
#*	American Superconductor Corp.	10,409	144,789
*	American Woodmark Corp.	19,682	1,625,930
	AMETEK, Inc.	88,506	8,691,289
*	AMREP Corp.	2,552	16,614
	AO Smith Corp.	71,146	3,677,537
	Apogee Enterprises, Inc.	24,876	594,288
	Applied Industrial Technologies, Inc.	35,912	2,192,428
	ARC Document Solutions, Inc.	42,825	50,105
	ArcBest Corp.	18,043	550,672
	Arcosa, Inc.	60,480	2,792,362
	Argan, Inc.	18,143	747,310
*	Armstrong Flooring, Inc.	20,382	60,331
	Armstrong World Industries, Inc.	50,555	3,028,244
*	ASGN, Inc.	60,111	4,008,201
	Astec Industries, Inc.	26,129	1,327,353
*	Astronics Corp.	22,178	141,939
#*	Astronics Corp., Class B	15,064	96,410
*	Atkore International Group, Inc.	53,273	1,102,218
*	Atlas Air Worldwide Holdings, Inc.	29,121	1,722,798
*	Avis Budget Group, Inc.	77,481	2,608,785
*	Axon Enterprise, Inc.	23,295	2,303,875
	AZZ, Inc.	29,438	988,822
	Barnes Group, Inc.	69,815	2,562,210
	Barrett Business Services, Inc.	8,880	526,140
*	Beacon Roofing Supply, Inc.	79,877	2,452,224

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	BG Staffing, Inc.	7,751	$61,775
*	Blue Bird Corp.	9,860	113,784
*	BMC Stock Holdings, Inc.	74,954	2,967,429
	Boeing Co. (The)	49,793	7,189,611
	Brady Corp., Class A	49,275	1,858,653
*	BrightView Holdings, Inc.	4,617	56,466
	Brink’s Co. (The)	63,012	2,698,804
*	Builders FirstSource, Inc.	130,288	3,947,726
	BWX Technologies, Inc.	88,203	4,852,047
	CAI International, Inc.	21,839	575,458
	Carlisle Cos., Inc.	46,196	5,722,299
	Carrier Global Corp.	202,045	6,746,283
*	Casella Waste Systems, Inc., Class A	42,430	2,290,796
	Caterpillar, Inc.	169,510	26,621,545
*	CBIZ, Inc.	74,325	1,684,948
*	CECO Environmental Corp.	35,553	251,715
#	CH Robinson Worldwide, Inc.	65,318	5,776,071
*	Chart Industries, Inc.	40,270	3,400,801
#*	Cimpress P.L.C.	9,178	673,665
	Cintas Corp.	43,381	13,645,494
*	CIRCOR International, Inc.	23,696	661,118
*	Clean Harbors, Inc.	62,636	3,317,829
*	Colfax Corp.	97,120	2,640,693
	Columbus McKinnon Corp.	24,673	836,168
	Comfort Systems USA, Inc.	42,576	1,949,981
*	Commercial Vehicle Group, Inc.	27,123	158,670
	CompX International, Inc.	294	3,716
*	Construction Partners, Inc., Class A	36,067	735,045
	Copa Holdings SA, Class A	24,894	1,226,776
*	Copart, Inc.	140,136	15,465,409
	CoreLogic, Inc.	88,648	6,819,691
#*	Cornerstone Building Brands, Inc.	93,058	713,755
	Costamare, Inc.	118,776	675,835
*	CoStar Group, Inc.	6,300	5,188,743
	Covanta Holding Corp.	146,623	1,331,337
*	Covenant Logistics Group, Inc.	18,137	249,746
#*	CPI Aerostructures, Inc.	7,107	16,204
	CRA International, Inc.	8,810	360,769
	Crane Co.	52,864	2,682,848
	CSW Industrials, Inc.	17,375	1,486,084
	CSX Corp.	311,864	24,618,544
	Cubic Corp.	32,407	1,915,578
	Cummins, Inc.	71,279	15,673,539
	Curtiss-Wright Corp.	47,705	4,024,394
#*	Daseke, Inc.	15,884	104,358
	Deere & Co.	76,391	17,257,491
	Delta Air Lines, Inc.	320,579	9,822,541
	Deluxe Corp.	39,359	843,857
	Donaldson Co., Inc.	88,075	4,183,562
	Douglas Dynamics, Inc.	35,005	1,194,021
	Dover Corp.	75,406	8,348,198
*	Ducommun, Inc.	13,021	428,391
#*	DXP Enterprises, Inc.	19,774	309,265
*	Dycom Industries, Inc.	35,436	2,301,214
#*	Eagle Bulk Shipping, Inc.	9,827	135,220
	Eastern Co. (The)	4,389	89,843
	Eaton Corp. P.L.C.	119,609	12,414,218
*	Echo Global Logistics, Inc.	31,920	860,882
	EMCOR Group, Inc.	63,337	4,318,950

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Emerson Electric Co.	154,552	$10,013,424
	Encore Wire Corp.	22,967	1,061,305
#*	Energy Recovery, Inc.	2,769	26,832
	Enerpac Tool Group Corp.	58,986	1,051,720
	EnerSys	47,466	3,398,566
	Ennis, Inc.	34,457	525,125
	EnPro Industries, Inc.	24,184	1,427,340
	Equifax, Inc.	24,050	3,285,230
	ESCO Technologies, Inc.	25,975	2,173,848
	Espey Manufacturing & Electronics Corp.	1,611	30,360
*	Evoqua Water Technologies Corp.	18,321	420,101
*	ExOne Co. (The)	9,959	100,088
	Expeditors International of Washington, Inc.	65,901	5,823,671
	Exponent, Inc.	50,000	3,479,500
	Fastenal Co.	182,444	7,887,054
	Federal Signal Corp.	71,942	2,063,297
	FedEx Corp.	82,956	21,524,593
	Flowserve Corp.	65,653	1,911,815
*	Forrester Research, Inc.	17,918	661,891
	Fortive Corp.	68,450	4,216,520
	Fortune Brands Home & Security, Inc.	89,236	7,216,515
	Forward Air Corp.	31,569	1,987,900
*	Franklin Covey Co.	12,059	204,038
	Franklin Electric Co., Inc.	47,939	2,863,396
*	FTI Consulting, Inc.	51,776	5,097,865
#	GATX Corp.	35,809	2,445,039
	Genco Shipping & Trading, Ltd.	39,454	254,873
*	Gencor Industries, Inc.	11,809	136,512
#*	Generac Holdings, Inc.	82,517	17,340,948
	General Dynamics Corp.	64,163	8,426,527
	General Electric Co.	791,156	5,870,378
*	Gibraltar Industries, Inc.	36,956	2,123,122
*	GMS, Inc.	47,349	1,070,087
*	Goldfield Corp. (The)	27,585	127,719
	Gorman-Rupp Co. (The)	35,293	1,095,848
*	GP Strategies Corp.	16,049	154,873
	Graco, Inc.	111,011	6,871,581
#	GrafTech International, Ltd.	104,771	707,204
	Graham Corp.	7,838	103,462
#	Granite Construction, Inc.	43,616	842,225
*	Great Lakes Dredge & Dock Corp.	74,754	772,209
#	Greenbrier Cos., Inc. (The)	30,864	832,711
	Griffon Corp.	54,547	1,169,488
	H&E Equipment Services, Inc.	41,722	877,831
*	Harsco Corp.	89,483	1,154,331
#	Hawaiian Holdings, Inc.	51,466	712,804
#*	HC2 Holdings, Inc.	15,682	33,716
*	HD Supply Holdings, Inc.	144,444	5,757,538
#	Healthcare Services Group, Inc.	35,346	808,716
	Heartland Express, Inc.	92,311	1,690,214
	HEICO Corp.	34,327	3,606,051
	HEICO Corp., Class A	48,502	4,534,937
	Heidrick & Struggles International, Inc.	21,359	488,053
	Helios Technologies, Inc.	29,928	1,252,188
*	Herc Holdings, Inc.	33,560	1,488,722
*	Heritage-Crystal Clean, Inc.	20,432	336,719
	Herman Miller, Inc.	65,805	2,005,078
#	Hexcel Corp.	82,317	2,755,973
	Hillenbrand, Inc.	101,295	2,962,879

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	HNI Corp.	49,484	$1,610,704
	Honeywell International, Inc.	129,645	21,384,943
*	Houston Wire & Cable Co.	12,789	35,170
	Howmet Aerospace, Inc.	204,691	3,530,920
*	Hub Group, Inc., Class A	38,908	1,950,458
	Hubbell, Inc.	43,677	6,355,440
*	Hudson Global, Inc.	1,869	19,251
	Huntington Ingalls Industries, Inc.	41,775	6,160,977
	Hurco Cos., Inc.	7,633	227,769
*	Huron Consulting Group, Inc.	21,724	822,471
	Hyster-Yale Materials Handling, Inc.	14,371	609,330
*	IAA, Inc.	107,375	6,076,351
	ICF International, Inc.	21,044	1,376,067
	IDEX Corp.	33,656	5,734,646
*	IES Holdings, Inc.	14,183	452,721
	Illinois Tool Works, Inc.	72,698	14,240,084
*	Ingersoll Rand, Inc.	172,127	6,014,117
	Innovative Solutions & Support, Inc.	12,137	74,400
	Insperity, Inc.	50,091	3,835,969
	Insteel Industries, Inc.	24,637	536,101
	Interface, Inc.	55,051	337,463
	ITT, Inc.	91,601	5,542,776
	Jacobs Engineering Group, Inc.	53,682	5,099,790
	JB Hunt Transport Services, Inc.	43,499	5,295,568
*	JELD-WEN Holding, Inc.	113,037	2,377,168
*	JetBlue Airways Corp.	275,495	3,297,675
	John Bean Technologies Corp.	22,917	1,924,340
	Johnson Controls International P.L.C.	253,171	10,686,348
	Kadant, Inc.	11,315	1,302,583
	Kaman Corp.	33,678	1,335,669
	Kansas City Southern	50,400	8,877,456
	KAR Auction Services, Inc.	143,574	2,090,437
	Kelly Services, Inc., Class A	40,041	695,913
	Kennametal, Inc.	93,005	2,883,155
	Kforce, Inc.	46,792	1,623,682
	Kimball International, Inc., Class B	47,206	486,222
*	Kirby Corp.	49,142	1,891,476
	Knight-Swift Transportation Holdings, Inc.	158,421	6,018,414
	Knoll, Inc.	57,915	663,706
	Korn Ferry	61,755	1,864,383
#*	Kratos Defense & Security Solutions, Inc.	100,085	1,890,606
	L3Harris Technologies, Inc.	50,493	8,134,927
	Landstar System, Inc.	27,561	3,436,857
*	Lawson Products, Inc.	6,706	276,354
*	LB Foster Co., Class A	10,130	137,363
	Lennox International, Inc.	17,322	4,705,695
*	Limbach Holdings, Inc.	2,344	20,932
	Lincoln Electric Holdings, Inc.	59,616	6,070,101
	Lindsay Corp.	10,424	1,097,647
	Lockheed Martin Corp.	57,709	20,205,652
*	LS Starrett Co. (The), Class A	2,592	6,817
	LSI Industries, Inc.	23,361	159,789
#*	Lydall, Inc.	16,742	331,324
	Macquarie Infrastructure Corp.	53,850	1,389,330
*	Manitex International, Inc.	12,574	51,679
*	Manitowoc Co., Inc. (The)	32,460	244,424
	ManpowerGroup, Inc.	45,721	3,103,084
	Marten Transport, Ltd.	91,495	1,403,991
	Masco Corp.	74,631	4,000,222

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Masonite International Corp.	27,546	$2,424,048
#*	MasTec, Inc.	84,560	4,197,558
*	Mastech Digital, Inc.	2,364	37,068
	Matson, Inc.	49,906	2,592,617
	Matthews International Corp., Class A	29,398	641,758
	McGrath RentCorp	33,064	1,887,293
*	Mercury Systems, Inc.	40,352	2,779,446
#*	Meritor, Inc.	83,821	2,040,203
*	Mesa Air Group, Inc.	27,580	87,153
#*	Middleby Corp. (The)	42,464	4,226,867
	Miller Industries, Inc.	10,037	300,508
*	Mistras Group, Inc.	27,372	101,824
	Moog, Inc., Class A	35,152	2,193,133
*	Morgan Group Holding Co.	55	342
*	MRC Global, Inc.	77,458	329,971
#	MSA Safety, Inc.	37,215	4,909,403
	MSC Industrial Direct Co., Inc., Class A	44,483	3,098,686
	Mueller Industries, Inc.	66,725	1,930,354
	Mueller Water Products, Inc., Class A	176,076	1,824,147
*	MYR Group, Inc.	20,923	894,458
	National Presto Industries, Inc.	7,461	619,934
*	Navistar International Corp.	51,681	2,227,968
	Nielsen Holdings P.L.C.	140,890	1,903,424
	NL Industries, Inc.	27,525	113,953
	NN, Inc.	39,356	210,948
	Nordson Corp.	37,064	7,169,289
	Norfolk Southern Corp.	96,853	20,253,899
	Northrop Grumman Corp.	40,882	11,848,421
*	Northwest Pipe Co.	11,077	296,864
*	NOW, Inc.	103,236	420,171
#*	NV5 Global, Inc.	11,608	650,977
	nVent Electric P.L.C.	73,682	1,329,960
	Old Dominion Freight Line, Inc.	107,803	20,522,457
#	Omega Flex, Inc.	3,089	462,423
*	Orion Group Holdings, Inc.	23,843	77,728
	Oshkosh Corp.	78,392	5,280,485
	Otis Worldwide Corp.	101,022	6,190,628
	Owens Corning.	95,607	6,259,390
	PACCAR, Inc.	162,634	13,885,691
*	PAM Transportation Services, Inc.	5,543	219,503
	Pangaea Logistics Solutions, Ltd.	14,834	39,607
	Park Aerospace Corp.	19,413	205,584
	Parker-Hannifin Corp.	64,358	13,409,633
	Park-Ohio Holdings Corp.	11,850	233,919
	Patriot Transportation Holding, Inc.	1,695	15,628
	Pentair P.L.C.	132,057	6,571,156
*	Performant Financial Corp.	42,694	44,402
*	Perma-Fix Environmental Services	1,601	10,967
*	Perma-Pipe International Holdings, Inc.	2,769	15,063
*	PGT Innovations, Inc.	68,257	1,131,701
*	PICO Holdings, Inc.	11,695	96,718
	Pitney Bowes, Inc.	111,325	591,136
#	Powell Industries, Inc.	13,722	324,251
	Preformed Line Products Co.	4,777	262,878
	Primoris Services Corp.	53,763	1,014,508
*	Proto Labs, Inc.	16,397	1,936,158
#	Quad/Graphics, Inc.	37,882	85,992
	Quanex Building Products Corp.	37,564	683,665
	Quanta Services, Inc.	125,774	7,852,071

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Radiant Logistics, Inc.	48,514	$249,362
	Raven Industries, Inc.	33,279	729,476
	Raytheon Technologies Corp.	327,694	17,800,338
*	RBC Bearings, Inc.	17,976	2,140,043
#*	Red Violet, Inc.	746	15,517
	Regal Beloit Corp.	42,050	4,148,232
	Republic Services, Inc.	139,234	12,276,262
*	Resideo Technologies, Inc.	55,746	561,920
	Resources Connection, Inc.	35,814	384,642
	REV Group, Inc.	59,845	469,783
	Rexnord Corp.	127,123	4,078,106
	Robert Half International, Inc.	70,875	3,592,654
	Rockwell Automation, Inc.	43,604	10,339,380
	Rollins, Inc.	85,825	4,964,976
	Roper Technologies, Inc.	19,137	7,106,334
	Rush Enterprises, Inc., Class A	46,014	1,649,142
	Rush Enterprises, Inc., Class B	1,962	61,705
	Ryder System, Inc.	58,181	2,865,996
*	Saia, Inc.	33,038	4,878,391
	Schneider National, Inc., Class B	12,934	285,324
#	Scorpio Bulkers, Inc.	6,156	67,593
*	Sensata Technologies Holding P.L.C.	138,570	6,056,895
	Shyft Group, Inc. (The)	32,820	633,754
*	SIFCO Industries, Inc.	1,400	4,970
	Simpson Manufacturing Co., Inc.	48,044	4,262,464
#*	SiteOne Landscape Supply, Inc.	29,597	3,536,546
	SkyWest, Inc.	56,684	1,645,537
	Snap-on, Inc.	35,034	5,518,906
	Southwest Airlines Co.	285,281	11,277,158
*	SP Plus Corp.	21,614	398,346
	Spirit AeroSystems Holdings, Inc., Class A	77,839	1,415,891
*	Spirit Airlines, Inc.	76,801	1,349,394
*	SPX Corp.	49,028	2,078,297
*	SPX FLOW, Inc.	49,864	2,111,740
	Standex International Corp.	12,499	776,063
	Stanley Black & Decker, Inc.	57,601	9,573,286
	Steelcase, Inc., Class A	100,341	1,047,560
*	Stericycle, Inc.	33,348	2,077,580
*	Sterling Construction Co., Inc.	18,672	274,478
#*	Sunrun, Inc.	131,754	6,853,843
	Systemax, Inc.	26,758	760,730
*	Team, Inc.	28,126	150,755
*	Teledyne Technologies, Inc.	19,799	6,120,861
	Tennant Co.	21,274	1,268,356
	Terex Corp.	79,320	1,958,411
	Tetra Tech, Inc.	53,712	5,420,078
*	Textainer Group Holdings, Ltd.	58,438	845,013
	Textron, Inc.	146,297	5,237,433
*	Thermon Group Holdings, Inc.	31,739	320,246
	Timken Co. (The)	69,507	4,149,568
	Titan International, Inc.	47,047	129,379
*	Titan Machinery, Inc.	26,746	400,923
	Toro Co. (The)	80,842	6,637,128
#*	TPI Composites, Inc.	32,895	1,089,482
	Trane Technologies P.L.C.	84,787	11,255,474
*	Transcat, Inc.	5,991	185,182
	TransDigm Group, Inc.	9,527	4,548,285
	TransUnion	43,924	3,498,986
#*	Trex Co., Inc.	116,288	8,086,667

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	TriMas Corp.	51,470	$1,252,265
*	TriNet Group, Inc.	55,574	3,830,160
	Trinity Industries, Inc.	131,882	2,484,657
	Triton International, Ltd.	80,389	2,964,746
*	TrueBlue, Inc.	43,338	672,606
#*	Tutor Perini Corp.	60,130	812,356
*	Twin Disc, Inc.	11,080	56,065
*	U.S. Xpress Enterprises, Inc., Class A	15,607	112,526
	UFP Industries, Inc.	74,546	3,720,591
*	Ultralife Corp.	10,343	53,370
	UniFirst Corp.	15,110	2,475,169
	Union Pacific Corp.	237,535	42,088,827
*	United Airlines Holdings, Inc.	194,883	6,598,738
	United Parcel Service, Inc., Class B	159,290	25,026,052
*	United Rentals, Inc.	60,012	10,699,539
*	Univar Solutions, Inc.	75,429	1,251,367
	Universal Logistics Holdings, Inc.	25,915	511,303
*	Upwork, Inc.	2,414	44,538
#	US Ecology, Inc.	28,025	855,323
*	USA Truck, Inc.	7,165	61,404
	Valmont Industries, Inc.	20,143	2,859,299
*	Vectrus, Inc.	12,323	487,005
	Verisk Analytics, Inc.	37,562	6,684,909
*	Veritiv Corp.	14,945	215,208
	Viad Corp.	19,787	395,740
*	Vicor Corp.	14,805	1,154,790
*	Virco Manufacturing Corp.	2,861	5,608
	VSE Corp.	12,191	353,051
#	Wabash National Corp.	61,829	881,682
	Waste Management, Inc.	108,625	11,721,724
#	Watsco, Inc.	23,954	5,369,050
	Watsco, Inc., Class B	1,750	396,261
	Watts Water Technologies, Inc., Class A	28,582	3,166,028
*	Welbilt, Inc.	109,890	668,131
	Werner Enterprises, Inc.	91,133	3,464,877
*	WESCO International, Inc.	56,824	2,343,422
	Westinghouse Air Brake Technologies Corp.	73,784	4,375,391
*	Willdan Group, Inc.	2,228	58,307
*	Willis Lease Finance Corp.	4,690	99,475
*	WillScot Mobile Mini Holdings Corp.	223,108	4,145,347
	Woodward, Inc.	58,604	4,661,948
	WW Grainger, Inc.	24,242	8,485,185
#*	XPO Logistics, Inc.	137,833	12,404,970
	Xylem, Inc.	89,170	7,770,274

TOTAL INDUSTRIALS			1,313,597,695

INFORMATION TECHNOLOGY — (23.7%)
#*	2U, Inc.	7,228	266,352
#*	3D Systems Corp.	110,740	630,111
*	Acacia Communications, Inc.	30,215	2,046,764
	Accenture P.L.C., Class A	148,259	32,158,860
*	ACI Worldwide, Inc.	137,916	4,023,010
#*	ACM Research, Inc., Class A	472	33,215
*	Adobe, Inc.	33,714	15,073,529
	ADTRAN, Inc.	45,891	490,575
*	Advanced Energy Industries, Inc.	36,419	2,457,190
*	Advanced Micro Devices, Inc.	88,181	6,639,147
*	Agilysys, Inc.	15,740	426,239
*	Airgain, Inc.	3,707	51,231

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	79,183	$7,531,887
*	Alarm.com Holdings, Inc.	13,800	804,954
*	Alithya Group, Inc., Class A	12,595	30,228
	Alliance Data Systems Corp.	28,773	1,482,960
*	Alpha & Omega Semiconductor, Ltd.	27,852	441,733
#*	Altair Engineering, Inc., Class A	3,949	169,925
#*	Alteryx, Inc., Class A	3,051	382,443
*	Ambarella, Inc.	29,564	1,616,264
	Amdocs, Ltd.	60,861	3,431,343
	American Software, Inc., Class A	22,622	332,091
*	Amkor Technology, Inc.	270,442	3,204,738
	Amphenol Corp., Class A	52,728	5,949,828
*	Amtech Systems, Inc.	13,210	70,277
	Analog Devices, Inc.	108,455	12,855,171
*	ANSYS, Inc.	28,861	8,784,423
*	Appfolio, Inc., Class A	6,460	922,940
	Apple, Inc.	4,294,225	467,469,334
	Applied Materials, Inc.	281,061	16,647,243
#*	Applied Optoelectronics, Inc.	9,865	86,615
#*	Arista Networks, Inc.	21,133	4,414,684
*	Arlo Technologies, Inc.	50,947	227,224
*	Arrow Electronics, Inc.	71,420	5,562,904
*	Aspen Technology, Inc.	42,849	4,705,249
	AstroNova, Inc.	3,998	31,584
#*	Asure Software, Inc.	5,929	41,918
*	Atlassian Corp. P.L.C., Class A	4,739	908,087
*	Autodesk, Inc.	18,873	4,445,346
	Automatic Data Processing, Inc.	96,789	15,288,790
*	Avalara, Inc.	4,886	728,258
*	Avaya Holdings Corp.	106,905	1,838,766
*	Aviat Networks, Inc.	2,990	55,345
*	Avid Technology, Inc.	36,487	340,059
	Avnet, Inc.	110,063	2,715,254
*	Aware, Inc.	6,547	17,284
*	Axcelis Technologies, Inc.	36,882	813,986
#*	AXT, Inc.	45,804	272,534
	Badger Meter, Inc.	37,233	2,730,668
	Bel Fuse, Inc., Class A	1,600	19,488
	Bel Fuse, Inc., Class B	9,580	112,182
	Belden, Inc.	42,634	1,316,538
	Benchmark Electronics, Inc.	42,741	890,295
*	BK Technologies Corp.	766	2,275
*	Black Knight, Inc.	67,365	5,924,752
	Blackbaud, Inc.	27,523	1,357,985
#*	Blackline, Inc.	9,804	957,655
	Booz Allen Hamilton Holding Corp.	97,819	7,678,792
*	Bottomline Technologies De, Inc.	17,340	688,745
*	Brightcove, Inc.	10,100	127,765
	Broadcom, Inc.	69,499	24,298,935
	Broadridge Financial Solutions, Inc.	58,348	8,028,685
	Brooks Automation, Inc.	64,249	3,000,428
*	CACI International, Inc., Class A	24,183	5,042,881
*	Cadence Design Systems, Inc.	96,715	10,577,720
*	CalAmp Corp.	32,435	229,640
*	Calix, Inc.	55,382	1,296,493
#*	Cardtronics P.L.C., Class A	48,891	870,749
	Cass Information Systems, Inc.	13,663	535,863
	CDK Global, Inc.	52,612	2,267,577
	CDW Corp.	75,620	9,271,012

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Cerence, Inc.	28,413	$1,550,782
*	Ceridian HCM Holding, Inc.	966	83,289
*	CEVA, Inc.	19,824	799,304
*	ChannelAdvisor Corp.	18,912	306,374
*	Ciena Corp.	148,389	5,845,043
*	Cirrus Logic, Inc.	67,083	4,620,006
	Cisco Systems, Inc.	1,202,069	43,154,277
	Citrix Systems, Inc.	37,090	4,201,184
*	Clearfield, Inc.	7,734	161,873
#*	Cloudera, Inc.	6,442	62,616
	CMC Materials, Inc.	26,019	3,699,642
	Cognex Corp.	63,600	4,191,240
	Cognizant Technology Solutions Corp., Class A	165,341	11,808,654
*	Coherent, Inc.	21,708	2,716,539
	Cohu, Inc.	48,266	1,048,820
	Communications Systems, Inc.	6,432	25,535
*	CommVault Systems, Inc.	12,356	489,174
*	Computer Task Group, Inc.	11,157	62,033
	Comtech Telecommunications Corp.	23,666	340,790
*	Conduent, Inc.	177,223	617,622
#*	Cornerstone OnDemand, Inc.	11,984	455,272
	Corning, Inc.	330,281	10,559,084
#*	Coupa Software, Inc.	4,016	1,075,083
#*	Cree, Inc.	80,541	5,122,408
	CSG Systems International, Inc.	39,407	1,492,737
	CTS Corp.	32,666	902,888
*	CyberOptics Corp.	4,601	106,007
	Daktronics, Inc.	41,951	163,609
*	Data I/O Corp.	5,845	19,931
*	Dell Technologies, Inc., Class C	17,335	1,044,607
*	Digi International, Inc.	31,463	463,450
#*	Diodes, Inc.	61,941	3,582,048
#*	DocuSign, Inc.	9,541	1,929,667
	Dolby Laboratories, Inc., Class A	46,631	3,501,055
#*	Dropbox, Inc., Class A	38,671	706,132
*	DSP Group, Inc.	20,898	275,227
	DXC Technology Co.	144,247	2,657,030
#*	DZS, Inc.	15,810	180,076
#	Ebix, Inc.	29,067	524,950
*	EchoStar Corp., Class A	37,483	868,106
*	eGain Corp.	3,704	58,708
*	EMCORE Corp.	21,229	69,207
*	Endurance International Group Holdings, Inc.	87,594	508,921
#*	Enphase Energy, Inc.	56,172	5,509,911
	Entegris, Inc.	136,196	10,183,375
*	Envestnet, Inc.	18,144	1,392,371
*	EPAM Systems, Inc.	20,040	6,191,358
*	ePlus, Inc.	15,713	1,060,785
*	Euronet Worldwide, Inc.	45,560	4,047,550
	EVERTEC, Inc.	68,184	2,269,164
*	Evo Payments, Inc., Class A	2,600	54,782
*	ExlService Holdings, Inc.	32,456	2,458,217
*	F5 Networks, Inc.	26,777	3,559,734
*	Fabrinet	50,625	3,038,513
*	Fair Isaac Corp.	24,279	9,504,015
*	FARO Technologies, Inc.	19,942	1,201,306
	Fidelity National Information Services, Inc.	101,743	12,676,160
#*	FireEye, Inc.	58,130	804,519
#*	First Solar, Inc.	78,838	6,862,454

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fiserv, Inc.	96,747	$9,236,436
*	Fitbit, Inc., Class A	268,299	1,888,825
*	FleetCor Technologies, Inc.	40,945	9,045,160
*	Flex, Ltd.	336,356	4,759,437
	FLIR Systems, Inc.	116,230	4,032,019
*	FormFactor, Inc.	97,119	2,753,324
*	Fortinet, Inc.	36,878	4,070,225
*	Frequency Electronics, Inc.	4,145	37,885
*	Gartner, Inc.	19,352	2,324,175
#*	Genasys, Inc.	6,445	38,799
	Genpact, Ltd.	169,717	5,833,173
	Global Payments, Inc.	83,392	13,154,254
*	Globant SA	16,454	2,971,757
*	GoDaddy, Inc., Class A	36,408	2,575,502
*	GSE Systems, Inc.	8,763	8,589
*	GSI Technology, Inc.	14,940	91,283
#*	GTT Communications, Inc.	55,017	203,013
*	Guidewire Software, Inc.	20,883	2,007,065
	Hackett Group, Inc. (The)	31,360	405,171
#*	Harmonic, Inc.	87,598	520,332
	Hewlett Packard Enterprise Co.	616,923	5,330,215
	HP, Inc.	243,212	4,368,088
*	HubSpot, Inc.	5,559	1,612,499
*	Ichor Holdings, Ltd.	22,161	515,465
#*	Identiv, Inc.	1,600	10,448
*	IEC Electronics Corp.	4,588	43,907
#*	II-VI, Inc.	54,088	2,459,381
#*	Immersion Corp.	29,118	179,367
#*	Infinera Corp.	171,116	1,071,186
*	Information Services Group, Inc.	22,709	46,553
*	Inphi Corp.	23,275	3,252,914
#*	Inseego Corp.	5,745	49,982
*	Insight Enterprises, Inc.	40,341	2,152,192
	Intel Corp.	1,824,849	80,804,314
	InterDigital, Inc.	29,241	1,636,911
	International Business Machines Corp.	253,782	28,337,298
*	inTEST Corp.	2,800	13,048
*	Intevac, Inc.	13,969	73,756
	Intuit, Inc.	39,649	12,476,747
*	IPG Photonics Corp.	38,485	7,156,671
#*	Iteris, Inc.	21,217	79,988
*	Itron, Inc.	38,719	2,630,956
#*	j2 Global, Inc.	47,959	3,255,457
	Jabil, Inc.	243,345	8,064,453
	Jack Henry & Associates, Inc.	39,557	5,864,325
	Juniper Networks, Inc.	149,955	2,957,113
	KBR, Inc.	159,242	3,549,504
*	Key Tronic Corp.	5,745	43,892
*	Keysight Technologies, Inc.	99,200	10,403,104
*	Kimball Electronics, Inc.	17,079	206,997
	KLA Corp.	59,798	11,790,970
*	Knowles Corp.	103,630	1,476,728
	Kulicke & Soffa Industries, Inc.	80,636	2,107,825
*	KVH Industries, Inc.	13,737	119,375
	Lam Research Corp.	72,514	24,805,589
*	Lattice Semiconductor Corp.	105,555	3,683,870
	Leidos Holdings, Inc.	84,551	7,017,733
#*	Limelight Networks, Inc.	97,014	342,459
	Littelfuse, Inc.	18,826	3,726,418

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	LiveRamp Holdings, Inc.	75,374	$4,981,468
#*	Lumentum Holdings, Inc.	35,153	2,906,802
*	Luna Innovations, Inc.	21,473	135,495
#*	MACOM Technology Solutions Holdings, Inc.	50,146	1,830,329
#*	MagnaChip Semiconductor Corp.	16,223	222,093
*	Manhattan Associates, Inc.	66,598	5,694,129
	ManTech International Corp., Class A	33,094	2,147,139
	Marvell Technology Group, Ltd.	259,076	9,717,941
	Mastercard, Inc., Class A	216,100	62,375,104
	Maxim Integrated Products, Inc.	86,501	6,024,795
	MAXIMUS, Inc.	65,681	4,438,722
*	MaxLinear, Inc.	66,481	1,757,758
	Methode Electronics, Inc.	41,613	1,280,432
#	Microchip Technology, Inc.	73,983	7,774,134
*	Micron Technology, Inc.	452,390	22,773,313
	Microsoft Corp.	1,706,556	345,526,393
*	MicroStrategy, Inc., Class A	7,544	1,260,376
*	Mimecast, Ltd.	7,559	288,829
*	Mitek Systems, Inc.	23,421	291,591
	MKS Instruments, Inc.	54,977	5,958,957
#*	MoneyGram International, Inc.	36,997	190,535
#*	MongoDB, Inc.	2,811	642,229
	Monolithic Power Systems, Inc.	16,510	5,276,596
	Motorola Solutions, Inc.	35,174	5,559,602
	MTS Systems Corp.	18,126	440,099
#*	Napco Security Technologies, Inc.	7,089	170,987
	National Instruments Corp.	70,927	2,218,597
*	NCR Corp.	95,736	1,945,356
*	NeoPhotonics Corp.	41,502	282,629
	NetApp, Inc.	122,597	5,380,782
*	NETGEAR, Inc.	33,044	1,018,416
*	Netscout Systems, Inc.	82,859	1,700,267
*	NetSol Technologies, Inc.	3,510	8,459
	Network-1 Technologies, Inc.	8,087	23,371
	NIC, Inc.	54,808	1,228,795
	NortonLifeLock, Inc.	162,399	3,340,547
*	Novanta, Inc.	28,542	3,103,086
#*	Nuance Communications, Inc.	148,321	4,732,923
	NVE Corp.	3,642	168,005
	NVIDIA Corp.	71,917	36,056,307
*	Okta, Inc.	7,869	1,651,152
*	ON Semiconductor Corp.	440,330	11,047,880
*	OneSpan, Inc.	37,651	825,686
*	Onto Innovation, Inc.	61,238	1,963,903
	Oracle Corp.	657,349	36,883,852
*	OSI Systems, Inc.	20,737	1,600,067
*	Palo Alto Networks, Inc.	5,065	1,120,327
#*	PAR Technology Corp.	8,164	301,823
	Paychex, Inc.	99,866	8,213,979
*	Paycom Software, Inc.	37,116	13,513,564
*	Paylocity Holding Corp.	22,325	4,141,734
*	PayPal Holdings, Inc.	103,713	19,304,101
	PC Connection, Inc.	33,214	1,512,898
	PC-Tel, Inc.	14,847	75,720
*	PDF Solutions, Inc.	32,204	603,503
#	Pegasystems, Inc.	23,264	2,695,832
*	Perceptron, Inc.	8,358	57,670
#*	Perficient, Inc.	47,526	1,861,118
	Perspecta, Inc.	78,852	1,413,816

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PFSweb, Inc.	15,487	$96,019
*	Photronics, Inc.	80,157	781,531
*	Pixelworks, Inc.	15,908	35,316
*	Plexus Corp.	36,434	2,533,620
	Power Integrations, Inc.	44,334	2,669,350
*	PRGX Global, Inc.	19,607	106,662
	Progress Software Corp.	58,751	2,136,774
*	Proofpoint, Inc.	7,261	695,168
*	PTC, Inc.	21,547	1,807,362
#*	Pure Storage, Inc., Class A	58,228	937,471
	QAD, Inc., Class A	8,284	346,603
	QAD, Inc., Class B	1,920	55,872
*	Qorvo, Inc.	79,280	10,097,101
	QUALCOMM, Inc.	406,118	50,098,716
#*	Qualys, Inc.	22,382	1,966,259
*	Rambus, Inc.	128,200	1,767,878
*	RealPage, Inc.	26,839	1,494,664
#*	Ribbon Communications, Inc.	118,289	509,826
	Richardson Electronics, Ltd.	8,608	36,326
#*	RingCentral, Inc., Class A	6,933	1,791,071
*	Rogers Corp.	18,677	2,264,026
#	Sabre Corp.	196,123	1,278,722
#*	Sailpoint Technologies Holdings, Inc.	14,819	615,137
*	salesforce.com, Inc.	40,698	9,452,924
*	Sanmina Corp.	79,257	1,937,041
	Sapiens International Corp. NV	16,847	457,059
*	ScanSource, Inc.	24,269	487,807
	Science Applications International Corp.	55,781	4,259,995
	Seagate Technology P.L.C.	118,040	5,644,673
#*	SecureWorks Corp., Class A	4,100	42,640
*	Semtech Corp.	54,038	2,966,146
*	ServiceNow, Inc.	6,357	3,163,052
*	Silicon Laboratories, Inc.	21,126	2,164,570
	Skyworks Solutions, Inc.	103,109	14,568,271
#*	SMART Global Holdings, Inc.	26,976	711,897
*	SMTC Corp.	12,467	43,510
#*	SolarEdge Technologies, Inc.	51,220	13,198,882
#*	SolarWinds Corp.	3,400	69,462
*	Splunk, Inc.	7,924	1,569,269
*	SPS Commerce, Inc.	18,581	1,590,348
*	Square, Inc., Class A	9,357	1,449,212
	SS&C Technologies Holdings, Inc.	86,673	5,132,775
*	StarTek, Inc.	29,265	153,641
*	Steel Connect, Inc.	53,705	31,149
#*	Stratasys, Ltd.	61,081	780,615
*	Super Micro Computer, Inc.	8,627	196,005
*	Sykes Enterprises, Inc.	48,314	1,654,271
#*	Synaptics, Inc.	35,861	2,749,463
#*	Synchronoss Technologies, Inc.	30,922	85,654
	SYNNEX Corp.	51,940	6,837,382
*	Synopsys, Inc.	44,219	9,456,675
	TE Connectivity, Ltd.	138,764	13,443,456
*	Telenav, Inc.	35,217	143,333
#*	Teradata Corp.	102,651	1,885,699
	Teradyne, Inc.	128,658	11,302,605
	TESSCO Technologies, Inc.	6,626	40,419
	Texas Instruments, Inc.	256,744	37,122,615
#*	Trade Desk, Inc. (The), Class A	8,174	4,630,162
	TransAct Technologies, Inc.	6,652	47,562

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trimble, Inc.	75,411	$3,629,531
	TTEC Holdings, Inc.	53,568	2,934,455
#*	TTM Technologies, Inc.	118,374	1,405,099
#*	Twilio, Inc., Class A	21,721	6,059,507
*	Tyler Technologies, Inc.	6,954	2,672,979
#	Ubiquiti, Inc.	28,492	5,288,400
*	Ultra Clean Holdings, Inc.	44,751	952,749
#*	Unisys Corp.	20,516	269,580
	Universal Display Corp.	11,976	2,374,961
*	Upland Software, Inc.	4,874	203,343
#*	Veeco Instruments, Inc.	47,481	604,433
*	Verint Systems, Inc.	52,741	2,558,993
*	VeriSign, Inc.	25,382	4,840,347
*	ViaSat, Inc.	39,920	1,353,288
*	Viavi Solutions, Inc.	203,831	2,517,313
*	Virtusa Corp.	29,274	1,472,482
	Visa, Inc., Class A	398,435	72,399,624
	Vishay Intertechnology, Inc.	154,020	2,498,204
*	Vishay Precision Group, Inc.	10,529	251,538
#*	VMware, Inc., Class A	13,167	1,694,988
*	Vontier Corp.	27,380	786,901
	Wayside Technology Group, Inc.	3,335	73,770
	Western Digital Corp.	116,864	4,409,279
	Western Union Co. (The)	107,325	2,086,398
*	WEX, Inc.	24,105	3,050,488
*	Workday, Inc., Class A	3,900	819,468
	Xerox Holdings Corp.	133,160	2,314,321
	Xilinx, Inc.	95,771	11,367,060
	Xperi Holding Corp.	106,145	1,316,198
*	Zebra Technologies Corp., Class A	42,686	12,107,457
*	Zendesk, Inc.	6,772	751,286
#*	Zix Corp.	10,988	67,356
#*	Zscaler, Inc.	4,824	654,858

TOTAL INFORMATION TECHNOLOGY			2,297,724,731

MATERIALS — (4.3%)
#	Advanced Emissions Solutions, Inc.	1,692	7,529
*	AdvanSix, Inc.	26,357	401,154
*	AgroFresh Solutions, Inc.	19,213	39,579
	Air Products & Chemicals, Inc.	39,001	10,773,636
	Albemarle Corp.	63,888	5,955,001
*	Alcoa Corp.	87,091	1,125,216
*	Allegheny Technologies, Inc.	98,654	908,603
	Amcor P.L.C.	554,262	5,780,953
	American Vanguard Corp.	35,319	456,322
*	Ampco-Pittsburgh Corp.	3,640	15,834
	AptarGroup, Inc.	73,152	8,345,912
*	Arconic Corp.	51,172	1,112,479
	Ashland Global Holdings, Inc.	39,372	2,746,984
	Avery Dennison Corp.	73,397	10,157,411
	Avient Corp.	84,660	2,630,386
*	Axalta Coating Systems, Ltd.	211,617	5,313,703
	Balchem Corp.	30,150	3,013,493
	Ball Corp.	185,037	16,468,293
*	Berry Global Group, Inc.	109,212	5,092,556
	Boise Cascade Co.	43,975	1,687,761
	Cabot Corp.	58,563	2,225,980
	Carpenter Technology Corp.	45,084	788,068
	Celanese Corp.	75,964	8,622,674

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
*	Century Aluminum Co.	96,028	$631,864
	CF Industries Holdings, Inc.	115,649	3,193,069
	Chase Corp.	9,126	868,430
	Chemours Co. (The)	108,352	2,182,209
*	Clearwater Paper Corp.	18,322	680,662
#	Cleveland-Cliffs, Inc.	391,743	3,243,632
*	Coeur Mining, Inc.	272,708	1,928,046
	Commercial Metals Co.	132,653	2,739,284
	Compass Minerals International, Inc.	38,224	2,307,965
*	Contango ORE, Inc.	780	10,920
*	Core Molding Technologies, Inc.	6,699	51,515
	Corteva, Inc.	213,081	7,027,411
*	Crown Holdings, Inc.	96,831	8,308,100
	Domtar Corp.	63,134	1,507,640
	Dow, Inc.	256,349	11,661,316
	DuPont de Nemours, Inc.	157,494	8,958,259
	Eagle Materials, Inc.	33,680	2,871,220
	Eastman Chemical Co.	69,993	5,658,234
	Ecolab, Inc.	31,741	5,827,330
*	Element Solutions, Inc.	281,259	3,296,356
*	Ferro Corp.	95,376	1,226,535
	Ferroglobe P.L.C.	0	0
»	Ferroglobe Representation & Warranty Insurance Trust	47,466	0
*	Flotek Industries, Inc.	21,184	52,536
	FMC Corp.	55,416	5,693,440
	Freeport-McMoRan, Inc.	545,789	9,463,981
	Friedman Industries, Inc.	5,121	28,678
	FutureFuel Corp.	43,253	514,278
*	GCP Applied Technologies, Inc.	67,994	1,482,949
	Glatfelter Corp.	48,803	696,419
	Gold Resource Corp.	65,892	180,544
	Graphic Packaging Holding Co.	327,906	4,357,871
	Greif, Inc., Class A	29,258	1,187,582
	Greif, Inc., Class B	12,847	555,633
	Hawkins, Inc.	11,947	558,044
	Haynes International, Inc.	11,807	191,391
	HB Fuller Co.	57,657	2,608,979
	Hecla Mining Co.	255,507	1,170,222
	Huntsman Corp.	232,720	5,652,769
*	Ingevity Corp.	34,911	1,915,916
	Innospec, Inc.	25,734	1,702,047
#	International Flavors & Fragrances, Inc.	24,953	2,561,675
	International Paper Co.	194,711	8,518,606
*	Intrepid Potash, Inc.	11,849	118,253
	Kaiser Aluminum Corp.	12,565	790,715
*	Koppers Holdings, Inc.	23,341	523,539
*	Kraton Corp.	30,073	851,066
	Kronos Worldwide, Inc.	80,607	1,073,685
	Linde P.L.C.	53,532	11,795,241
#*	Livent Corp.	138,454	1,488,381
	Louisiana-Pacific Corp.	108,552	3,102,416
*	LSB Industries, Inc.	20,812	46,411
	LyondellBasell Industries NV, Class A	147,789	10,116,157
	Martin Marietta Materials, Inc.	26,524	7,064,667
	Materion Corp.	24,850	1,272,072
	Mercer International, Inc.	77,089	484,890
	Minerals Technologies, Inc.	38,676	2,115,190
	Mosaic Co. (The)	153,756	2,844,486
	Myers Industries, Inc.	41,536	595,626

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Neenah, Inc.	17,675	$665,110
	NewMarket Corp.	7,928	2,835,766
	Newmont Corp.	176,118	11,067,255
#	Nexa Resources SA	3,500	21,175
	Northern Technologies International Corp.	5,456	43,703
	Nucor Corp.	154,400	7,374,144
	O-I Glass, Inc.	111,632	1,052,690
	Olin Corp.	175,728	2,908,298
	Olympic Steel, Inc.	13,520	154,263
	Packaging Corp. of America	63,610	7,282,709
	PPG Industries, Inc.	115,789	15,020,149
*	PQ Group Holdings, Inc.	3,040	35,142
#*	Ramaco Resources, Inc.	6,117	17,128
#*	Rayonier Advanced Materials, Inc.	59,794	205,093
	Reliance Steel & Aluminum Co.	71,129	7,752,350
*	Resolute Forest Products, Inc.	81,244	372,910
	Royal Gold, Inc.	47,315	5,621,495
	RPM International, Inc.	99,801	8,450,151
*	Ryerson Holding Corp.	35,653	280,589
	Schnitzer Steel Industries, Inc., Class A	30,228	634,788
#	Schweitzer-Mauduit International, Inc.	36,271	1,204,197
	Scotts Miracle-Gro Co. (The)	49,063	7,361,903
	Sealed Air Corp.	74,941	2,966,914
	Sensient Technologies Corp.	39,299	2,571,334
	Sherwin-Williams Co. (The)	22,022	15,150,696
	Silgan Holdings, Inc.	128,720	4,434,404
	Sonoco Products Co.	103,065	5,038,848
#	Southern Copper Corp.	22,465	1,175,818
	Steel Dynamics, Inc.	195,556	6,156,103
	Stepan Co.	28,889	3,363,835
*	Summit Materials, Inc., Class A	127,123	2,248,806
	SunCoke Energy, Inc.	77,825	271,609
*	Synalloy Corp.	5,922	30,735
	Tecnoglass, Inc.	19,302	87,052
*	TimkenSteel Corp.	43,254	167,393
*	Trecora Resources.	20,945	123,994
	Tredegar Corp.	34,968	509,833
	Trinseo SA	36,620	1,165,248
*	Tronox Holdings P.L.C., Class A	134,948	1,318,442
*	UFP Technologies, Inc.	5,584	206,943
	United States Lime & Minerals, Inc.	5,417	502,156
#	United States Steel Corp.	191,001	1,845,070
*	Universal Stainless & Alloy Products, Inc.	8,334	45,254
#*	US Concrete, Inc.	16,084	546,213
	Valvoline, Inc.	121,136	2,382,745
*	Venator Materials P.L.C.	46,253	89,731
	Verso Corp., Class A	31,659	246,307
	Vulcan Materials Co.	44,838	6,494,336
	Warrior Met Coal, Inc.	57,399	860,985
	Westlake Chemical Corp.	79,109	5,349,351
	WestRock Co.	130,615	4,904,593
	Worthington Industries, Inc.	53,101	2,613,100
	WR Grace & Co.	40,003	1,739,730

TOTAL MATERIALS			416,194,465

REAL ESTATE — (0.2%)
	Altisource Asset Management Corp.	0	0
#*	Altisource Portfolio Solutions SA	7,133	79,390
*	BBX Capital, Inc.	5,541	19,116

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

		Shares	Value†
REAL ESTATE — (Continued)
*	CBRE Group, Inc., Class A	175,189	$8,829,526
*	CKX Lands, Inc.	39	371
	CTO Realty Growth, Inc.	5,372	237,066
#*	Cushman & Wakefield P.L.C.	584	6,844
*	Five Point Holdings LLC, Class A	3,182	13,333
*	Forestar Group, Inc.	6,970	115,981
*	FRP Holdings, Inc.	10,189	412,247
	Griffin Industrial Realty, Inc.	3,069	162,810
*	Howard Hughes Corp. (The)	32,393	2,014,521
	Jones Lang LaSalle, Inc.	42,425	4,788,085
	Kennedy-Wilson Holdings, Inc.	153,377	2,021,509
*	Marcus & Millichap, Inc.	36,425	1,137,553
	Newmark Group, Inc., Class A	167,531	793,259
*	Rafael Holdings, Inc., Class B	16,232	266,205
	RE/MAX Holdings, Inc., Class A	20,093	649,808
	RMR Group, Inc. (The), Class A	12,001	319,947
#*	St Joe Co. (The)	60,104	1,625,212
*	Stratus Properties, Inc.	7,316	156,343
*	Tejon Ranch Co.	29,287	401,525

TOTAL REAL ESTATE			24,050,651

UTILITIES — (1.9%)
	AES Corp.	192,756	3,758,742
	ALLETE, Inc.	24,427	1,259,945
	Alliant Energy Corp.	46,351	2,562,283
	Ameren Corp.	53,056	4,303,903
	American Electric Power Co., Inc.	37,600	3,381,368
#	American States Water Co.	26,118	1,950,753
	American Water Works Co., Inc.	39,126	5,888,854
	Artesian Resources Corp., Class A	6,355	223,887
	Atlantica Sustainable Infrastructure P.L.C.	92,208	2,719,214
	Atmos Energy Corp.	35,933	3,293,978
	Avangrid, Inc.	24,409	1,204,340
	Avista Corp.	39,964	1,327,604
	Black Hills Corp.	40,178	2,276,485
	Brookfield Renewable Corp., Class A	19,625	1,310,361
	California Water Service Group	43,574	1,942,093
	CenterPoint Energy, Inc.	89,595	1,893,142
	Chesapeake Utilities Corp.	14,778	1,436,569
	Clearway Energy, Inc., Class A	17,052	446,933
#	Clearway Energy, Inc., Class C	47,356	1,333,545
	CMS Energy Corp.	57,732	3,656,168
	Consolidated Edison, Inc.	46,085	3,617,212
	Consolidated Water Co., Ltd.	8,030	80,782
	Dominion Energy, Inc.	63,687	5,116,614
	DTE Energy Co.	40,700	5,023,194
	Duke Energy Corp.	55,681	5,128,777
	Edison International	78,669	4,408,611
	Entergy Corp.	43,092	4,361,772
	Essential Utilities, Inc.	70,122	2,889,026
	Evergy, Inc.	77,224	4,262,765
	Eversource Energy	53,161	4,639,360
	Exelon Corp.	73,679	2,939,055
	FirstEnergy Corp.	72,534	2,155,710
	Genie Energy, Ltd., Class B	15,076	124,980
	Hawaiian Electric Industries, Inc.	46,687	1,542,538
	IDACORP, Inc.	27,260	2,391,520
	MDU Resources Group, Inc.	130,696	3,105,337
	MGE Energy, Inc.	27,121	1,763,407

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
UTILITIES — (Continued)
Middlesex Water Co.	14,184	$909,762
National Fuel Gas Co.	37,254	1,488,670
# New Jersey Resources Corp.	65,976	1,925,180
NextEra Energy, Inc.	149,544	10,948,116
NiSource, Inc.	106,538	2,447,178
Northwest Natural Holding Co.	21,381	950,172
NorthWestern Corp.	39,247	2,045,946
NRG Energy, Inc.	176,581	5,583,491
OGE Energy Corp.	77,354	2,380,183
ONE Gas, Inc.	29,343	2,025,841
# Ormat Technologies, Inc.	52,901	3,749,094
Otter Tail Corp.	35,299	1,353,717
Pinnacle West Capital Corp.	23,622	1,926,847
PNM Resources, Inc.	53,875	2,693,750
Portland General Electric Co.	53,704	2,110,567
PPL Corp.	156,485	4,303,337
Public Service Enterprise Group, Inc.	63,640	3,700,666
* Pure Cycle Corp.	13,614	119,803
RGC Resources, Inc.	4,261	101,412
Sempra Energy	21,416	2,684,710
SJW Group	21,754	1,320,250
# South Jersey Industries, Inc.	65,039	1,253,302
Southern Co. (The)	79,663	4,576,639
Southwest Gas Holdings, Inc.	25,612	1,683,221
Spark Energy, Inc., Class A	6,094	55,577
Spire, Inc.	23,955	1,342,438
UGI Corp.	89,981	2,909,986
Unitil Corp.	12,237	422,788
Vistra Corp.	301,130	5,230,628
WEC Energy Group, Inc.	42,285	4,251,757
Xcel Energy, Inc.	56,192	3,935,126
York Water Co. (The)	9,812	414,557

TOTAL UTILITIES		180,565,538

TOTAL COMMON STOCKS		9,494,328,456

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	9,450	266,963

CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc.	8,912	871,772

INDUSTRIALS — (0.0%)
Air T Funding	38	846
WESCO International, Inc.	26,110	756,668

TOTAL INDUSTRIALS		757,514

TOTAL PREFERRED STOCKS		1,896,249

RIGHTS/WARRANTS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#*» HC2 Holdings, Inc. Right 11/20/2020	15,682	3,445

ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	1,207	0

T.A. U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†
HEALTH CARE — (0.0%)
*» Pulse Biosciences, Inc. Warrants 05/14/25.	71	$362

TOTAL RIGHTS/WARRANTS		3,807

TOTAL INVESTMENT SECURITIES (Cost $5,051,485,698)		9,496,228,512

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 0.026%	28,980,583	28,980,583

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	14,535,168	168,186,434

TOTAL INVESTMENTS — (100.0%) (Cost $5,248,621,697)		$9,693,395,529

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$733,182,764	—	—	$733,182,764
Consumer Discretionary	1,234,331,990	$3,627	—	1,234,335,617
Consumer Staples	585,723,378	—	—	585,723,378
Energy	190,657,436	—	—	190,657,436
Financials	1,298,133,089	4,345	—	1,298,137,434
Health Care	1,220,116,537	42,210	—	1,220,158,747
Industrials	1,313,597,695	—	—	1,313,597,695
Information Technology	2,297,724,731	—	—	2,297,724,731
Materials	416,194,465	—	—	416,194,465
Real Estate	24,050,651	—	—	24,050,651
Utilities	180,565,538	—	—	180,565,538
Preferred Stocks
Communication Services	266,963	—	—	266,963
Consumer Discretionary	871,772	—	—	871,772
Industrials	757,514	—	—	757,514
Rights/Warrants
Communication Services	—	3,445	—	3,445
Health Care	—	362	—	362
Temporary Cash Investments	28,980,583	—	—	28,980,583
Securities Lending Collateral	—	168,186,434	—	168,186,434

TOTAL	$9,525,155,106	$168,240,423	—	$9,693,395,529

See accompanying Notes to Financial Statements.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value»
COMMON STOCKS — (98.5%)
AUSTRALIA — (5.6%)
AMP, Ltd.	314,905	$338,867
Aurizon Holdings, Ltd.	173,465	459,970
Australia & New Zealand Banking Group, Ltd.	1,352,690	17,951,050
BlueScope Steel, Ltd.	905,558	9,353,229
Boral, Ltd.	291,194	932,492
Cleanaway Waste Management, Ltd.	1,300,386	1,874,664
Crown Resorts, Ltd.	78,771	458,596
Fortescue Metals Group, Ltd.	958,842	11,729,984
Harvey Norman Holdings, Ltd.	940,640	2,942,555
Incitec Pivot, Ltd.	479,229	646,590
Lendlease Corp., Ltd.	244,173	2,054,016
National Australia Bank, Ltd.	1,786,496	23,372,688
Newcrest Mining, Ltd.	132,027	2,737,909
Oil Search, Ltd.	1,809,793	3,267,521
Origin Energy, Ltd.	902,321	2,538,238
QBE Insurance Group, Ltd.	35,991	208,125
Qube Holdings, Ltd.	707,657	1,317,198
Santos, Ltd.	2,343,697	7,791,353
South32, Ltd.	2,494,022	3,558,922
Suncorp Group, Ltd.	760,292	4,390,902
Tabcorp Holdings, Ltd.	1,120,622	2,589,334
Westpac Banking Corp.	2,029,506	25,687,174
Woodside Petroleum, Ltd.	385,299	4,752,372
Worley, Ltd.	135,148	900,923

TOTAL AUSTRALIA		131,854,672

AUSTRIA — (0.0%)
* Erste Group Bank AG	27,788	571,195

BELGIUM — (0.9%)
Ageas SA	113,113	4,554,952
KBC Group NV	179,942	8,890,361
Solvay SA	51,213	4,161,072
UCB SA	26,415	2,609,050

TOTAL BELGIUM		20,215,435

CANADA — (7.9%)
Bank of Montreal	108,688	6,471,680
Bank of Montreal	423,189	25,167,050
Bank of Nova Scotia (The)	247,496	10,282,146
Bank of Nova Scotia (The)	367,600	15,277,456
Barrick Gold Corp.	144,511	3,863,606
Cameco Corp.	87,714	834,160
Canadian Imperial Bank of Commerce	130,114	9,705,569
Canadian Imperial Bank of Commerce	91,891	6,856,906
Canadian Natural Resources, Ltd.	1,047,969	16,715,106
Cenovus Energy, Inc.	97,539	319,928
Fairfax Financial Holdings, Ltd.	13,720	3,606,765
First Quantum Minerals, Ltd.	347,428	3,992,443
Great-West Lifeco, Inc.	51,353	1,046,486
Imperial Oil, Ltd.	119,531	1,593,348
Keyera Corp.	4,100	58,193
Kinross Gold Corp.	1,460,002	11,616,018
Lundin Mining Corp.	719,241	4,345,786
Magna International, Inc.	353,662	18,075,665
Manulife Financial Corp.	19,313	261,797

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Manulife Financial Corp.	527,607	$7,164,903
	Nutrien, Ltd.	9,402	382,205
	Nutrien, Ltd.	289,789	11,788,625
	Onex Corp.	16,306	704,966
	Ovintiv, Inc.	29,372	270,219
	Ovintiv, Inc.	11,004	101,339
	Pembina Pipeline Corp.	90,861	1,901,721
	SNC-Lavalin Group, Inc.	504	7,051
	Sun Life Financial, Inc.	55,072	2,192,967
	Suncor Energy, Inc.	596,901	6,733,787
	Suncor Energy, Inc.	613,987	6,931,913
	Teck Resources, Ltd., Class B	8,888	116,812
	Teck Resources, Ltd., Class B	274,055	3,601,083
	Toronto-Dominion Bank (The)	35,156	1,551,054
	Toronto-Dominion Bank (The)	15,133	669,333
	Yamana Gold, Inc.	290,738	1,616,503

TOTAL CANADA			185,824,589

DENMARK — (3.7%)
	AP Moller - Maersk A.S., Class A	963	1,423,945
	AP Moller - Maersk A.S., Class B	1,136	1,820,593
	Carlsberg A.S., Class B	83,957	10,630,701
*	Danske Bank A.S.	156,866	2,090,642
*	Demant A.S.	30,595	965,984
	DSV Panalpina A.S.	136,198	22,096,958
*	Genmab A.S.	16,048	5,360,431
	GN Store Nord A.S.	3,851	277,260
	H Lundbeck A.S.	59,359	1,673,417
	Novozymes A.S., Class B	80,168	4,821,396
	Rockwool International A.S., Class B	1,851	724,514
	Tryg A.S.	42,997	1,193,284
	Vestas Wind Systems A.S.	199,669	34,256,016

TOTAL DENMARK			87,335,141

FINLAND — (1.3%)
	Fortum Oyj	187,202	3,518,766
*	Nokia Oyj	1,247,735	4,206,360
*	Nordea Bank Abp	874,513	6,563,449
	Nordea Bank Abp	654,355	4,928,743
	Stora Enso Oyj, Class R	388,174	5,664,602
	UPM-Kymmene Oyj	200,313	5,660,637

TOTAL FINLAND			30,542,557

FRANCE — (9.3%)
	Aeroports de Paris	2,870	280,851
*Ω	Amundi SA	26,289	1,724,349
	Arkema SA	84,597	8,285,408
*	Atos SE	67,884	4,637,554
	AXA SA	459,467	7,378,717
*	BNP Paribas SA	448,190	15,630,521
	Bollore SA	476,146	1,706,743
	Bouygues SA	299,451	9,820,023
	Carrefour SA	722,566	11,230,043
*	Cie de Saint-Gobain	424,318	16,528,675
	Cie Generale des Etablissements Michelin SCA	189,836	20,502,472
*	CNP Assurances	104,251	1,175,809
*	Credit Agricole SA	230,464	1,823,094
*	Dassault Aviation SA	515	430,878

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Eiffage SA	39,124	$2,839,520
	Electricite de France SA	440,790	5,116,276
*	Engie SA	701,731	8,487,122
*	EssilorLuxottica SA	34,615	4,273,529
*	Faurecia SE	32,205	1,221,405
	Iliad SA	8,304	1,605,427
*	Natixis SA	356,004	829,203
	Orange SA	1,278,708	14,359,406
*	Peugeot SA	747,108	13,421,203
	Publicis Groupe SA	149,000	5,176,600
*	Renault SA	96,436	2,388,312
	Sanofi	58,732	5,303,108
*	Societe Generale SA	359,911	4,890,438
	Total SE	1,487,320	45,060,901
	Valeo SA	20,298	614,043
	Vivendi SA	115,042	3,320,515

TOTAL FRANCE			220,062,145

GERMANY — (6.5%)
	Allianz SE	129,195	22,758,293
	BASF SE	268,643	14,710,403
	Bayer AG	174,162	8,183,962
	Bayerische Motoren Werke AG	244,086	16,680,527
#*	Commerzbank AG	36,489	172,713
	Continental AG	46,790	4,971,479
Ω	Covestro AG	73,011	3,484,521
	Daimler AG	643,382	33,255,442
*	Deutsche Bank AG	331,426	3,062,753
*	Deutsche Bank AG	386,315	3,573,414
	Evonik Industries AG	113,139	2,724,034
	Fresenius SE & Co. KGaA	205,996	7,641,099
Ω	Hapag-Lloyd AG	11,033	688,555
	HeidelbergCement AG	102,336	5,852,946
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,638	3,665,190
	RWE AG	253,361	9,376,320
*	Talanx AG	51,657	1,522,908
#	Telefonica Deutschland Holding AG	592,273	1,493,872
#	Uniper SE	214,131	6,395,954
	Volkswagen AG	26,325	4,095,180

TOTAL GERMANY			154,309,565

HONG KONG — (2.4%)
	Bank of East Asia, Ltd. (The)	176,581	318,555
Ω	BOC Aviation, Ltd.	321,000	1,987,679
	BOC Hong Kong Holdings, Ltd.	478,000	1,327,639
#*	Cathay Pacific Airways, Ltd.	1,400,727	951,796
	CK Asset Holdings, Ltd.	1,338,500	6,215,311
	CK Hutchison Holdings, Ltd.	1,593,348	9,623,785
	CK Infrastructure Holdings, Ltd.	98,000	462,292
	Hang Lung Properties, Ltd.	1,132,000	2,755,841
	Henderson Land Development Co., Ltd.	572,730	2,022,928
	Kerry Properties, Ltd.	445,000	1,091,820
	MTR Corp., Ltd.	520,211	2,577,783
	New World Development Co., Ltd.	1,220,199	5,825,701
	Sino Land Co., Ltd.	1,179,552	1,397,861
	SJM Holdings, Ltd.	2,311,000	2,399,531
	Sun Hung Kai Properties, Ltd.	795,934	10,245,113
	Swire Pacific, Ltd., Class A	72,500	330,614

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific, Ltd., Class B	705,000	$574,103
	Tsim Sha Tsui Properties, Ltd.	89,125	285,270
Ω	WH Group, Ltd.	7,350,500	5,789,445
	Wharf Holdings, Ltd. (The)	302,000	625,168

TOTAL HONG KONG			56,808,235

IRELAND — (0.7%)
	CRH P.L.C	51,239	1,792,943
	CRH P.L.C., Sponsored ADR	185,524	6,521,169
*	Flutter Entertainment P.L.C.	29,540	5,163,842
*	Flutter Entertainment P.L.C.	18,668	3,234,269

TOTAL IRELAND			16,712,223

ISRAEL — (0.4%)
	Bank Hapoalim BM	390,261	2,278,075
	Bank Leumi Le-Israel BM	245,376	1,156,465
	First International Bank Of Israel, Ltd.	6,640	146,785
	Israel Discount Bank, Ltd., Class A.	813,089	2,275,883
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	318,627	2,778,427

TOTAL ISRAEL			8,635,635

ITALY — (1.7%)
	Eni SpA	636,144	4,456,217
*	Fiat Chrysler Automobiles NV	813,192	9,975,923
*	Fiat Chrysler Automobiles NV	455,382	5,596,645
*	Intesa Sanpaolo SpA	4,219,773	7,005,261
	Mediobanca Banca di Credito Finanziario SpA	271,342	1,926,452
	Telecom Italia SpA	10,393,255	3,530,303
	Telecom Italia SpA	2,799,124	1,018,900
*	UniCredit SpA	956,980	7,167,195

TOTAL ITALY			40,676,896

JAPAN — (24.6%)
	AEON Financial Service Co., Ltd.	11,700	119,830
	AGC, Inc.	249,200	7,781,508
	Aisin Seiki Co., Ltd.	144,200	4,368,982
	Alfresa Holdings Corp.	82,600	1,512,401
	Alps Alpine Co., Ltd.	44,600	643,459
	Amada Co., Ltd.	249,592	2,172,363
	Aozora Bank, Ltd.	77,700	1,276,535
	Asahi Kasei Corp.	535,200	4,637,815
	Bank of Kyoto, Ltd. (The)	26,200	1,157,110
	Bridgestone Corp.	148,400	4,837,098
	Brother Industries, Ltd.	64,900	1,002,846
	Canon Marketing Japan, Inc.	56,300	1,199,365
	Canon, Inc.	219,400	3,818,920
	Chiba Bank, Ltd. (The)	213,300	1,101,756
	Chugoku Bank, Ltd. (The)	73,800	639,343
	Coca-Cola Bottlers Japan Holdings, Inc.	49,875	704,032
	Concordia Financial Group, Ltd.	401,613	1,325,746
	Credit Saison Co., Ltd.	118,700	1,283,117
	Dai Nippon Printing Co., Ltd.	138,400	2,578,312
	Daicel Corp.	199,000	1,420,192
	Dai-ichi Life Holdings, Inc.	258,500	3,860,804
	Daio Paper Corp.	56,900	822,666
	Daiwa House Industry Co., Ltd.	51,500	1,353,150
	Daiwa Securities Group, Inc.	561,200	2,273,880

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Denka Co., Ltd.	84,000	$2,587,851
	Denso Corp.	145,233	6,767,357
	Dentsu Group, Inc.	83,800	2,415,788
	DIC Corp.	90,892	2,212,840
	Dowa Holdings Co., Ltd.	43,000	1,230,610
	Ebara Corp.	88,400	2,457,207
	ENEOS Holdings, Inc.	1,351,086	4,558,951
	FUJIFILM Holdings Corp.	50,100	2,554,727
	Fukuoka Financial Group, Inc.	66,618	1,114,342
	Fukuyama Transporting Co., Ltd.	24,700	1,035,227
	Furukawa Electric Co., Ltd.	6,100	152,868
	Fuyo General Lease Co., Ltd.	2,000	114,836
	Hachijuni Bank, Ltd. (The)	133,000	491,179
	Hankyu Hanshin Holdings, Inc.	192,100	5,865,456
	Haseko Corp.	152,500	1,828,343
	Heiwa Corp.	48,100	777,637
	Hino Motors, Ltd.	111,200	851,984
	Hitachi Capital Corp.	56,700	1,199,154
	Hitachi Construction Machinery Co., Ltd.	10,500	258,956
	Hitachi Metals, Ltd.	76,800	1,018,465
	Hitachi, Ltd.	630,200	21,240,447
	Honda Motor Co., Ltd.	1,051,388	24,868,410
	Ibiden Co., Ltd.	56,700	2,311,856
	Idemitsu Kosan Co., Ltd.	120,900	2,445,077
	IHI Corp.	36,100	437,197
	Iida Group Holdings Co., Ltd.	142,200	2,572,700
	Inpex Corp.	613,700	2,910,409
	Isetan Mitsukoshi Holdings, Ltd.	50,500	245,942
	Isuzu Motors, Ltd.	494,000	4,008,066
	ITOCHU Corp.	295,900	7,107,076
	Itoham Yonekyu Holdings, Inc.	127,500	853,618
	J Front Retailing Co., Ltd.	221,300	1,686,354
	Japan Post Holdings Co., Ltd.	305,884	2,098,805
	Japan Post Insurance Co., Ltd.	29,700	470,778
*	JFE Holdings, Inc.	234,692	1,648,985
	JGC Holdings Corp.	90,200	741,658
	JSR Corp.	113,300	2,560,809
	JTEKT Corp.	223,000	1,777,030
	Kajima Corp.	246,700	2,636,095
	Kamigumi Co., Ltd.	93,000	1,663,853
	Kandenko Co., Ltd.	115,700	868,246
	Kaneka Corp.	44,400	1,242,499
*	Kawasaki Heavy Industries, Ltd.	167,300	1,998,758
	Komatsu, Ltd.	148,600	3,350,256
	K’s Holdings Corp.	193,800	2,474,993
	Kuraray Co., Ltd.	371,132	3,432,590
	Kurita Water Industries, Ltd.	11,100	330,266
	Kyushu Financial Group, Inc.	133,910	626,369
	LIXIL Group Corp.	214,340	4,654,228
	Mabuchi Motor Co., Ltd.	31,900	1,315,197
	Maeda Road Construction Co., Ltd.	14,400	240,051
	Marubeni Corp.	924,500	4,827,005
	Mazda Motor Corp.	222,194	1,166,702
	Mebuki Financial Group, Inc.	284,318	571,248
	Medipal Holdings Corp.	93,800	1,672,068
	Mitsubishi Chemical Holdings Corp.	1,126,100	6,337,869
	Mitsubishi Corp.	388,400	8,665,733
	Mitsubishi Gas Chemical Co., Inc.	205,800	3,751,606
	Mitsubishi Heavy Industries, Ltd.	199,000	4,275,559

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Logistics Corp.	23,400	$615,824
	Mitsubishi Materials Corp.	88,100	1,616,569
*	Mitsubishi Motors Corp.	262,053	480,611
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	2,199,804
	Mitsubishi UFJ Financial Group, Inc.	2,481,134	9,780,394
	Mitsubishi UFJ Lease & Finance Co., Ltd.	545,800	2,312,549
	Mitsui Chemicals, Inc.	227,000	5,814,002
	Mitsui Fudosan Co., Ltd.	241,100	4,105,344
	Mitsui OSK Lines, Ltd.	89,100	2,011,386
	Mizuho Financial Group, Inc.	468,500	5,768,182
	MS&AD Insurance Group Holdings, Inc.	146,663	4,013,467
	Nagase & Co., Ltd.	48,400	631,143
	NEC Corp.	110,800	5,581,014
	NGK Insulators, Ltd.	92,500	1,321,422
	NGK Spark Plug Co., Ltd.	111,600	1,962,702
	NH Foods, Ltd.	63,500	2,601,148
	NHK Spring Co., Ltd.	102,100	617,360
	Nikon Corp.	135,113	823,427
	Nippo Corp.	66,000	1,695,286
	Nippon Express Co., Ltd.	87,500	4,906,960
	Nippon Kayaku Co., Ltd.	58,800	506,017
	Nippon Paper Industries Co., Ltd.	36,000	406,538
	Nippon Shokubai Co., Ltd.	33,800	1,655,136
*	Nippon Steel Corp.	262,000	2,541,171
	Nippon Yusen K.K.	137,500	2,537,916
	Nipro Corp.	64,800	681,837
*	Nissan Motor Co., Ltd.	1,129,500	3,999,031
	Nitto Denko Corp.	17,600	1,236,501
	NOK Corp.	38,500	439,055
	Nomura Holdings, Inc.	935,400	4,189,130
	Nomura Real Estate Holdings, Inc.	141,100	2,464,511
	NSK, Ltd.	303,400	2,429,043
	Obayashi Corp.	829,000	6,937,352
	Oji Holdings Corp.	1,147,000	4,833,936
	Orient Corp.	110,500	122,621
	Panasonic Corp.	807,900	7,463,001
	Rengo Co., Ltd.	223,900	1,722,674
	Resona Holdings, Inc.	877,200	2,892,105
	Rohm Co., Ltd.	51,600	3,967,363
	Sankyo Co., Ltd.	7,500	191,154
	Sawai Pharmaceutical Co., Ltd.	4,600	221,718
	Seibu Holdings, Inc.	2,800	27,994
	Seiko Epson Corp.	265,200	3,079,951
	Seino Holdings Co., Ltd.	119,400	1,542,930
	Sekisui House, Ltd.	353,700	5,876,125
	Seven & I Holdings Co., Ltd.	167,200	5,081,988
	Shimizu Corp.	469,800	3,261,987
	Shinsei Bank, Ltd.	62,600	753,174
	Shizuoka Bank, Ltd. (The)	167,700	1,127,907
	Showa Denko K.K.	122,800	2,088,051
	SoftBank Group Corp.	392,800	25,584,546
	Sojitz Corp.	558,700	1,229,379
	Sompo Holdings, Inc.	191,860	7,163,260
	Subaru Corp.	252,500	4,634,125
	Sumitomo Chemical Co., Ltd.	1,943,200	6,356,564
	Sumitomo Corp.	461,617	5,050,356
	Sumitomo Dainippon Pharma Co., Ltd.	28,700	336,393
	Sumitomo Electric Industries, Ltd.	834,700	9,215,149
	Sumitomo Forestry Co., Ltd.	169,700	2,673,212

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries, Ltd.	129,700	$2,779,895
	Sumitomo Metal Mining Co., Ltd.	101,200	3,145,674
	Sumitomo Mitsui Financial Group, Inc.	389,227	10,774,542
	Sumitomo Mitsui Trust Holdings, Inc.	147,000	3,952,451
	Sumitomo Realty & Development Co., Ltd.	136,900	3,663,352
	Sumitomo Rubber Industries, Ltd.	198,700	1,747,809
	Suzuken Co., Ltd.	32,200	1,162,440
	Suzuki Motor Corp.	126,000	5,411,409
	T&D Holdings, Inc.	211,500	2,113,747
	Taiheiyo Cement Corp.	149,700	3,513,768
	Takeda Pharmaceutical Co., Ltd.	146,394	4,523,953
	TDK Corp.	27,400	3,222,257
	Teijin, Ltd.	243,400	3,728,391
	THK Co., Ltd.	51,500	1,367,062
	Toda Corp.	178,100	1,017,355
	Tokai Carbon Co., Ltd.	34,700	393,885
	Tokio Marine Holdings, Inc.	125,600	5,613,656
	Tokyo Tatemono Co., Ltd.	240,500	2,766,037
	Tokyu Fudosan Holdings Corp.	715,300	3,125,731
	Toray Industries, Inc.	867,400	3,924,900
	Tosoh Corp.	352,900	5,720,380
	Toyo Seikan Group Holdings, Ltd.	57,700	539,057
	Toyoda Gosei Co., Ltd.	78,300	1,989,987
	Toyota Boshoku Corp.	7,500	108,944
	Toyota Motor Corp., Sponsored ADR	380	49,890
	Toyota Motor Corp.	952,988	62,560,695
	Toyota Tsusho Corp.	253,000	7,060,041
	TS Tech Co., Ltd.	15,800	437,324
	Tsumura & Co.	8,500	249,486
	Ube Industries, Ltd.	110,100	1,890,189
	Yamada Holdings Co., Ltd.	367,300	1,790,880
	Yamaha Motor Co., Ltd.	250,300	3,578,795
	Yamazaki Baking Co., Ltd.	5,500	90,342
	Yokohama Rubber Co., Ltd. (The)	137,900	1,980,849
	Zeon Corp.	175,900	2,140,074

TOTAL JAPAN			580,986,158

NETHERLANDS — (5.0%)
*Ω	ABN AMRO Bank NV	159,505	1,310,216
	Aegon NV	27,035	72,994
	Akzo Nobel NV	54,664	5,258,036
*	ArcelorMittal SA	125,425	1,705,787
	ASM International NV	16,253	2,321,429
	Coca-Cola European Partners P.L.C.	25,501	909,376
	Heineken NV	99,351	8,794,307
*	ING Groep NV	1,038,775	7,115,315
	Koninklijke Ahold Delhaize NV	1,331,698	36,509,519
	Koninklijke DSM NV	162,235	25,945,834
*	Koninklijke Philips NV	262,535	12,159,768
*	Koninklijke Philips NV	45,658	2,123,086
	Koninklijke Vopak NV	53,841	2,796,307
	NN Group NV	198,438	6,905,827
*	Randstad NV	94,504	4,715,421

TOTAL NETHERLANDS			118,643,222

NEW ZEALAND — (0.3%)
*	Auckland International Airport, Ltd.	630,029	2,914,435
	Chorus, Ltd.	193,252	1,074,630

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	EBOS Group, Ltd.	97,605	$1,661,376
*	Fletcher Building, Ltd.	266,303	721,181
	Fonterra Co-operative Group, Ltd.	64,089	195,415
	Mainfreight, Ltd.	15,124	539,276
	Ryman Healthcare, Ltd.	66,136	612,028

TOTAL NEW ZEALAND			7,718,341

NORWAY — (0.6%)
*	DNB ASA.	466,001	6,293,245
	Equinor ASA	130,543	1,665,691
	Equinor ASA, Sponsored ADR	41,879	537,307
*	Norsk Hydro ASA	568,272	1,597,052
*	SpareBank 1 SR-Bank ASA	81,034	646,243
*	Storebrand ASA	231,593	1,222,197
	Yara International ASA	45,653	1,597,647

TOTAL NORWAY			13,559,382

PORTUGAL — (0.2%)
*	Banco Espirito Santo SA	865,680	0
	EDP Renovaveis SA	189,207	3,596,957

TOTAL PORTUGAL			3,596,957

SINGAPORE — (1.0%)
	CapitaLand, Ltd.	1,538,100	2,894,376
	City Developments, Ltd.	470,400	2,184,477
	Frasers Property, Ltd.	245,200	195,637
	Hongkong Land Holdings, Ltd.	464,800	1,706,353
	Jardine Cycle & Carriage, Ltd.	16,000	208,130
	Keppel Corp., Ltd.	1,913,400	6,148,639
	Olam International, Ltd.	391,800	367,560
	Oversea-Chinese Banking Corp., Ltd.	624,517	3,851,862
	Singapore Airlines, Ltd.	2,139,000	5,308,174
	United Industrial Corp., Ltd.	304,501	486,154
	UOL Group, Ltd.	253,907	1,157,357

TOTAL SINGAPORE			24,508,719

SPAIN — (1.0%)
	ACS Actividades de Construccion y Servicios SA	14,179	337,045
	Banco Bilbao Vizcaya Argentaria SA	2,396,721	6,914,903
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	395,095	1,141,825
	Banco de Sabadell SA	2,102,797	643,473
*	Banco Santander SA.	4,613,192	9,238,172
	CaixaBank SA	791,747	1,444,613
	Iberdrola SA	1,275	15,055
	Naturgy Energy Group SA	170,009	3,158,451
	Repsol SA	259,171	1,627,092

TOTAL SPAIN			24,520,629

SWEDEN — (3.2%)
	BillerudKorsnas AB	137,789	2,152,412
	Boliden AB	335,135	9,138,829
*Ω	Dometic Group AB	30,708	331,937
	Getinge AB, Class B	158,510	3,103,621
	Holmen AB, Class B	79,986	3,029,023
	Husqvarna AB, Class B	204,637	2,110,135
	ICA Gruppen AB	60,080	2,844,088

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Intrum AB	3,464	$84,650
	Millicom International Cellular SA	55,912	1,642,091
*	Peab AB, Class B	142,833	1,321,918
*	Saab AB, Class B	29,229	670,532
*	Skandinaviska Enskilda Banken AB, Class A	691,633	5,935,067
	SKF AB, Class B	409,322	8,379,216
*	SSAB AB, Class A	60,858	176,604
*	SSAB AB, Class B	287,414	775,357
*	Svenska Cellulosa AB SCA, Class A	4,705	65,090
*	Svenska Cellulosa AB SCA, Class B	433,333	5,861,484
*	Svenska Handelsbanken AB, Class A	392,351	3,179,095
*	Svenska Handelsbanken AB, Class B	13,315	128,538
*	Swedbank AB, Class A	166,839	2,611,966
	Tele2 AB, Class B	14,846	175,212
	Telia Co. AB	1,264,655	4,838,759
*	Trelleborg AB, Class B	96,683	1,608,782
*	Volvo AB, Class A	105,627	2,050,588
*	Volvo AB, Class B	655,469	12,740,475

TOTAL SWEDEN			74,955,469

SWITZERLAND — (10.6%)
	ABB, Ltd.	780,013	18,927,022
	Adecco Group AG	111,022	5,443,845
*	Alcon, Inc.	58,864	3,345,830
*	Alcon, Inc.	98,795	5,616,804
	Baloise Holding AG	34,223	4,680,175
	Banque Cantonale Vaudoise	12,760	1,236,447
	Chocoladefabriken Lindt & Spruengli AG	4	345,817
	Cie Financiere Richemont SA	222,510	13,907,715
	Clariant AG	45,088	773,516
	Credit Suisse Group AG	287,522	2,711,726
	Credit Suisse Group AG, Sponsored ADR	219,970	2,069,918
	Julius Baer Group, Ltd.	205,589	9,149,786
	LafargeHolcim, Ltd.	234,263	10,054,481
	LafargeHolcim, Ltd.	116,138	4,992,230
	Lonza Group AG	36,785	22,288,400
	Novartis AG, Sponsored ADR	313,624	24,487,762
	Novartis AG	411,267	32,046,985
	Swatch Group AG (The)	8,062	1,707,297
	Swatch Group AG (The)	27,478	1,123,177
	Swiss Life Holding AG	18,305	6,157,593
	Swiss Prime Site AG	10,349	870,661
	Swiss Re AG	155,792	11,179,726
	Swisscom AG	22,419	11,402,322
	UBS Group AG	1,132,754	13,187,488
	UBS Group AG	287,416	3,359,893
	Vifor Pharma AG	20,701	2,329,809
	Zurich Insurance Group AG	112,309	37,302,937

TOTAL SWITZERLAND			250,699,362

UNITED KINGDOM — (11.6%)
	Anglo American P.L.C.	668,695	15,689,706
	Antofagasta P.L.C.	199,872	2,665,129
	Aviva P.L.C.	3,292,404	10,982,055
*	Barclays P.L.C., Sponsored ADR	1,401,962	7,752,850
*	Barclays P.L.C.	55,867	77,436
*	Barratt Developments P.L.C.	609,628	3,810,531
	BP P.L.C., Sponsored ADR	1,508,370	23,349,572

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	BP P.L.C.	946,098	$2,413,196
	British American Tobacco P.L.C.	755,252	23,937,992
	BT Group P.L.C.	1,692,364	2,222,665
	Carnival P.L.C.	60,340	682,147
*	DS Smith P.L.C.	600,099	2,201,281
*	Glencore P.L.C.	5,958,088	12,018,865
	HSBC Holdings P.L.C.	390,718	1,637,340
	HSBC Holdings P.L.C., Sponsored ADR	819,721	17,197,747
	Investec P.L.C.	526,819	980,350
	J Sainsbury P.L.C.	1,740,965	4,544,309
*Ω	Just Eat Takeaway.com NV	50,809	5,652,311
*	Kingfisher P.L.C.	1,709,937	6,359,229
*	Lloyds Banking Group P.L.C.	40,325,085	14,682,631
*	Lloyds Banking Group P.L.C., ADR	386,353	544,758
	M&G P.L.C.	1,066,959	2,029,532
*	Melrose Industries P.L.C.	2,036,229	3,158,736
*	Natwest Group P.L.C.	528,459	852,064
*	Natwest Group P.L.C., Sponsored ADR	671,390	2,141,734
*	Ninety One P.L.C.	301,713	811,072
	Pearson P.L.C.	338,643	2,237,336
	Phoenix Group Holdings P.L.C.	127,698	1,096,573
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	2,270,927	54,842,887
	Royal Dutch Shell P.L.C., Class B	273,088	3,293,259
*	Standard Chartered P.L.C.	860,826	3,933,806
	Standard Life Aberdeen P.L.C.	567,856	1,654,606
	Tesco P.L.C.	146,824	390,779
	Vodafone Group P.L.C.	16,742,038	22,333,344
	Vodafone Group P.L.C., Sponsored ADR	364,865	4,929,321
*	Whitbread P.L.C.	42,792	1,191,447
	Wm Morrison Supermarkets P.L.C.	1,579,188	3,333,465
	WPP P.L.C., Sponsored ADR	35,119	1,403,004
	WPP P.L.C.	610,260	4,874,320

TOTAL UNITED KINGDOM			273,909,385

TOTAL COMMON STOCKS			2,326,645,912

PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	37,614	1,944,775
	Porsche Automobil Holding SE	77,088	4,129,785
	Volkswagen AG	149,301	21,747,791

TOTAL GERMANY			27,822,351

TOTAL INVESTMENT SECURITIES (Cost $2,545,847,569)			2,354,468,263

			Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	549,553	6,358,878

TOTAL INVESTMENTS — (100.0%) (Cost $2,552,203,874)			$2,360,827,141

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

As of October 31, 2020, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	148	12/18/20	$24,814,735	$24,158,780	$(655,955)

Total Futures Contracts			$24,814,735	$24,158,780	$(655,955)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$131,854,672	—	$131,854,672
Austria	—	571,195	—	571,195
Belgium	—	20,215,435	—	20,215,435
Canada	$185,824,589	—	—	185,824,589
Denmark	—	87,335,141	—	87,335,141
Finland	—	30,542,557	—	30,542,557
France	—	220,062,145	—	220,062,145
Germany	3,573,414	150,736,151	—	154,309,565
Hong Kong	—	56,808,235	—	56,808,235
Ireland	6,521,169	10,191,054	—	16,712,223
Israel	2,778,427	5,857,208	—	8,635,635
Italy	5,596,645	35,080,251	—	40,676,896
Japan	2,249,694	578,736,464	—	580,986,158
Netherlands	3,901,867	114,741,355	—	118,643,222
New Zealand	—	7,718,341	—	7,718,341
Norway	537,307	13,022,075	—	13,559,382
Portugal	—	3,596,957	—	3,596,957
Singapore	—	24,508,719	—	24,508,719
Spain	1,141,825	23,378,804	—	24,520,629
Sweden	—	74,955,469	—	74,955,469
Switzerland	33,263,403	217,435,959	—	250,699,362
United Kingdom	112,161,873	161,747,512	—	273,909,385
Preferred Stocks
Germany	—	27,822,351	—	27,822,351
Securities Lending Collateral	—	6,358,878	—	6,358,878
Futures Contracts**	(655,955)	—	—	(655,955)

TOTAL	$356,894,258	$2,003,276,928	—	$2,360,171,186

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (98.5%)
AUSTRALIA — (4.3%)
	A2B Australia, Ltd.	73,897	$53,696
	Accent Group, Ltd.	151,390	177,741
	Adairs, Ltd.	48,504	129,526
	Adbri, Ltd.	203,634	404,755
*	Afterpay, Ltd.	6,263	426,442
	AGL Energy, Ltd.	56,257	493,067
*	Alkane Resources, Ltd.	60,556	52,692
	Alliance Aviation Services, Ltd.	21,020	48,604
	ALS, Ltd.	165,237	1,093,411
	Altium, Ltd.	35,665	936,105
	Alumina, Ltd.	219,705	221,916
	AMA Group, Ltd.	191,627	98,465
*	Amaysim Australia, Ltd.	50,925	24,015
	AMP, Ltd.	890,682	958,456
	Ampol, Ltd.	116,783	2,129,434
	Ansell, Ltd.	25,739	727,824
	APA Group	104,919	773,498
	Appen, Ltd.	7,243	164,970
	ARB Corp., Ltd.	22,971	497,575
	Aristocrat Leisure, Ltd.	82,577	1,662,831
	Asaleo Care, Ltd.	254,186	169,298
	ASX, Ltd.	3,832	214,571
	Atlas Arteria, Ltd.	141,215	559,362
	AUB Group, Ltd.	14,906	174,723
	Aurelia Metals, Ltd.	95,370	31,315
	Aurizon Holdings, Ltd.	497,433	1,319,023
	AusNet Services.	325,950	458,215
	Austal, Ltd.	52,599	100,298
	Australia & New Zealand Banking Group, Ltd.	189,427	2,513,816
*	Australian Agricultural Co., Ltd.	172,205	134,925
	Australian Finance Group, Ltd.	48,296	68,155
	Australian Pharmaceutical Industries, Ltd.	201,372	155,372
*	Australian Strategic Materials, Ltd.	12,111	26,891
	Auswide Bank, Ltd.	1,410	4,873
	AVJennings, Ltd.	44,901	16,001
	Baby Bunting Group, Ltd.	29,373	84,430
	Bank of Queensland, Ltd.	187,852	847,488
	Bapcor, Ltd.	97,981	528,096
	Beach Energy, Ltd.	1,032,334	856,030
	Bega Cheese, Ltd.	77,669	273,238
	Bell Financial Group, Ltd.	38,273	34,031
	Bendigo & Adelaide Bank, Ltd.	181,140	852,127
	BHP Group, Ltd.	329,587	7,900,737
	BHP Group, Ltd., Sponsored ADR	44,166	2,124,826
	Bingo Industries, Ltd.	13,432	23,251
*	Blackmores, Ltd.	5,282	260,881
	BlueScope Steel, Ltd.	156,104	1,612,352
	Boral, Ltd.	358,677	1,148,593
	Brambles, Ltd.	100,191	675,720
	Bravura Solutions, Ltd.	9,682	19,982
	Breville Group, Ltd.	34,483	638,877
	Brickworks, Ltd.	35,540	432,056
	BWX, Ltd.	22,147	58,753
	Capitol Health, Ltd.	106,977	18,788
*	Cardno, Ltd.	99,590	20,455
	Carsales.com, Ltd.	83,734	1,223,335
*	Cash Converters International, Ltd.	96,321	13,200

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Cedar Woods Properties, Ltd.	19,041	$76,793
	Challenger, Ltd.	179,011	605,144
*	Champion Iron, Ltd.	10,947	25,919
*	CIMIC Group, Ltd.	6,127	92,602
*	City Chic Collective, Ltd.	38,998	72,525
	Class, Ltd.	24,575	38,557
*	Clean Seas Seafood, Ltd.	22,579	10,648
	Cleanaway Waste Management, Ltd.	350,675	505,540
	Clinuvel Pharmaceuticals, Ltd.	10,982	159,581
	Coca-Cola Amatil, Ltd.	134,399	1,174,893
	Cochlear, Ltd.	7,596	1,133,743
	Codan, Ltd.	56,171	466,427
	Coles Group, Ltd.	127,592	1,593,914
	Collection House, Ltd.	49,356	14,116
	Collins Foods, Ltd.	66,782	453,278
	Commonwealth Bank of Australia	77,976	3,785,854
	Computershare, Ltd.	74,089	633,158
*	Cooper Energy, Ltd.	527,596	116,776
*	Corporate Travel Management, Ltd.	11,770	120,785
	Costa Group Holdings, Ltd.	83,412	208,702
	Credit Corp. Group, Ltd.	22,371	288,100
	Crown Resorts, Ltd.	78,714	458,265
	CSL, Ltd.	29,256	5,923,090
	CSR, Ltd.	299,296	926,542
	Data#3, Ltd.	41,113	180,437
*	Decmil Group, Ltd.	352,420	15,872
*	Deterra Royalties, Ltd.	97,530	269,417
	Dicker Data, Ltd.	13,951	94,415
	Domain Holdings Australia, Ltd.	80,204	222,468
	Domino’s Pizza Enterprises, Ltd.	22,875	1,362,472
	Downer EDI, Ltd.	327,199	1,011,671
	DWS, Ltd.	30,792	25,237
	Eagers Automotive, Ltd.	53,332	407,901
*	Eclipx Group, Ltd.	144,873	151,427
	Elders, Ltd.	50,553	398,612
*	Emeco Holdings, Ltd.	35,150	18,762
*	Energy World Corp., Ltd.	195,051	8,507
	Enero Group, Ltd.	8,518	10,150
	EQT Holdings, Ltd.	3,505	61,595
	Estia Health, Ltd.	119,732	111,951
	EVENT Hospitality and Entertainment, Ltd.	51,003	295,670
	Evolution Mining, Ltd.	241,193	945,581
	Fleetwood Corp., Ltd.	30,302	38,154
	FlexiGroup, Ltd.	179,457	118,703
*	Flight Centre Travel Group, Ltd.	39,574	313,235
	Fortescue Metals Group, Ltd.	293,634	3,592,169
	Freedom Foods Group, Ltd.	19,340	30,689
	G8 Education, Ltd.	371,399	295,865
	Genworth Mortgage Insurance Australia, Ltd.	131,003	157,179
*	GrainCorp, Ltd., Class A	107,025	266,282
	GUD Holdings, Ltd.	32,876	293,266
	GWA Group, Ltd.	65,348	121,108
	Hansen Technologies, Ltd.	17,135	47,609
	Harvey Norman Holdings, Ltd.	264,237	826,599
	Healius, Ltd.	654,850	1,551,942
	Helloworld Travel, Ltd.	11,322	13,649
	HT&E, Ltd.	106,426	112,206
	HUB24, Ltd.	1,961	31,685
	HUB24, Ltd.	78	1,259

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Huon Aquaculture Group, Ltd.	8,232	$15,330
	IDP Education, Ltd.	41,155	558,344
	IGO, Ltd.	181,347	566,806
	Iluka Resources, Ltd.	97,530	353,420
	Imdex, Ltd.	175,102	148,330
	Incitec Pivot, Ltd.	565,119	762,475
	Infomedia, Ltd.	115,467	125,978
	Inghams Group, Ltd.	112,440	226,250
	Insurance Australia Group, Ltd.	188,195	631,719
	Integral Diagnostics, Ltd.	31,054	91,798
	Integrated Research, Ltd.	39,117	96,601
	InvoCare, Ltd.	54,045	383,931
	IOOF Holdings, Ltd.	271,909	558,399
	IPH, Ltd.	31,925	147,968
	IRESS, Ltd.	31,232	202,093
	IVE Group, Ltd.	53,827	28,567
	James Hardie Industries P.L.C.	33,952	824,350
	James Hardie Industries P.L.C., Sponsored ADR	6,180	150,668
	Japara Healthcare, Ltd.	123,069	33,332
	JB Hi-Fi, Ltd.	42,262	1,412,205
	Jumbo Interactive, Ltd.	8,083	61,791
	Jupiter Mines, Ltd.	60,549	12,125
	Lifestyle Communities, Ltd.	2,536	18,140
	Link Administration Holdings, Ltd.	186,719	627,840
	Lovisa Holdings, Ltd.	14,591	77,181
*	Lynas Corp., Ltd.	102,100	203,133
	MACA, Ltd.	146,139	84,638
	Macmahon Holdings, Ltd.	265,071	44,646
	Macquarie Group, Ltd.	20,053	1,787,944
	Magellan Financial Group, Ltd.	27,639	1,071,247
*	Mayne Pharma Group, Ltd.	689,464	145,333
	McMillan Shakespeare, Ltd.	44,740	294,308
	McPherson’s, Ltd.	51,205	81,674
	McPherson’s, Ltd.	7,637	12,185
	Medibank Pvt, Ltd.	427,455	802,407
*	Medusa Mining, Ltd.	96,557	54,308
*	Mesoblast, Ltd.	120,549	259,176
*	Metals X, Ltd.	296,856	16,277
	Metcash, Ltd.	348,991	723,901
	Michael Hill International, Ltd.	12,057	4,342
*	Millennium Minerals, Ltd.	74,492	0
	Mineral Resources, Ltd.	107,020	1,879,249
*	MMA Offshore, Ltd.	266,586	10,685
	MNF Group, Ltd.	63	199
	Monadelphous Group, Ltd.	19,320	124,239
	Monash IVF Group, Ltd.	183,046	73,986
	Money3 Corp., Ltd.	25,994	41,117
	Mortgage Choice, Ltd.	33,757	25,387
*	Myer Holdings, Ltd.	1,669,270	270,908
	MyState, Ltd.	8,226	23,329
	National Australia Bank, Ltd.	222,941	2,916,732
	Navigator Global Investments, Ltd.	33,262	36,062
	Netwealth Group, Ltd.	23,140	281,048
	New Hope Corp., Ltd.	126,207	94,915
	Newcrest Mining, Ltd.	29,825	618,496
*	NEXTDC, Ltd.	51,205	458,482
	nib holdings, Ltd.	169,127	494,924
	Nick Scali, Ltd.	20,244	118,589
	Nine Entertainment Co. Holdings, Ltd.	642,220	938,791

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources, Ltd.	187,648	$1,982,296
	NRW Holdings, Ltd.	247,909	380,250
*	Nufarm, Ltd.	131,077	316,941
	OFX Group, Ltd.	88,684	77,841
	Oil Search, Ltd.	238,454	430,521
	Omni Bridgeway, Ltd.	88,285	214,763
	oOh!media, Ltd.	236,091	217,537
	Orica, Ltd.	14,904	159,991
	Origin Energy, Ltd.	245,165	689,651
*	Orocobre, Ltd.	21,431	38,641
	Orora, Ltd.	339,665	615,582
	OZ Minerals, Ltd.	124,900	1,304,753
	Pact Group Holdings, Ltd.	92,135	152,200
	Peet, Ltd.	105,911	79,619
	Pendal Group, Ltd.	50,705	230,683
	Perenti Global, Ltd.	386,338	284,110
	Perpetual, Ltd.	26,855	513,974
*	Perseus Mining, Ltd.	425,935	368,385
	Platinum Asset Management, Ltd.	93,400	200,335
*	Praemium, Ltd.	68,361	31,311
	Premier Investments, Ltd.	20,398	305,931
	Prime AET&D Holdings No.1, Ltd.	4	0
	Pro Medicus, Ltd.	15,400	351,519
	Propel Funeral Partners, Ltd.	4,796	9,483
	PWR Holdings, Ltd.	19,114	60,997
*	Qantas Airways, Ltd.	418,413	1,230,944
	QBE Insurance Group, Ltd.	235,981	1,364,603
	Qube Holdings, Ltd.	248,529	462,600
	Ramelius Resources, Ltd.	285,385	389,623
	Ramsay Health Care, Ltd.	17,580	770,255
	REA Group, Ltd.	6,645	552,612
	Reckon, Ltd.	23,466	12,778
*	Red 5, Ltd.	156,640	30,449
	Reece, Ltd.	3,726	35,996
	Regis Healthcare, Ltd.	53,468	38,765
	Regis Resources, Ltd.	243,309	714,142
*	Reject Shop, Ltd. (The)	13,159	57,509
	Reliance Worldwide Corp., Ltd.	48,617	140,344
*	Resolute Mining, Ltd.	392,450	222,892
	Ridley Corp., Ltd.	105,502	58,982
	Rio Tinto, Ltd.	37,933	2,467,688
*	Salmat, Ltd.	11,000	0
	Sandfire Resources, Ltd.	124,735	388,160
	Santos, Ltd.	347,390	1,154,858
*	Saracen Mineral Holdings, Ltd.	377,936	1,510,391
	SeaLink Travel Group, Ltd.	18,360	75,384
	Select Harvests, Ltd.	36,074	155,262
*	Senex Energy, Ltd.	702,893	145,820
	Servcorp, Ltd.	17,667	30,767
	Service Stream, Ltd.	131,772	185,837
	Seven Group Holdings, Ltd.	35,132	479,723
*	Seven West Media, Ltd.	377,484	43,735
	SG Fleet Group, Ltd.	30,558	36,266
*	Sigma Healthcare, Ltd.	456,334	170,299
*	Silver Lake Resources, Ltd.	256,853	384,643
	Sims, Ltd.	76,322	513,260
	SmartGroup Corp., Ltd.	35,310	135,117
	Sonic Healthcare, Ltd.	18,459	452,117
	South32, Ltd., ADR	47,819	337,124

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	South32, Ltd.	501,766	$716,011
*	Southern Cross Media Group, Ltd.	860,850	105,745
	Spark Infrastructure Group	441,895	616,650
*	SpeedCast International, Ltd.	148,941	31,020
	St Barbara, Ltd.	221,044	415,663
	Star Entertainment Grp, Ltd. (The)	344,787	794,559
	Steadfast Group, Ltd.	75,172	188,474
	Suncorp Group, Ltd.	170,475	984,543
	Sunland Group, Ltd.	21,844	30,994
	Super Retail Group, Ltd.	105,189	827,846
	Sydney Airport	102,061	391,310
	Tabcorp Holdings, Ltd.	383,668	886,510
	Tassal Group, Ltd.	85,052	211,747
	Technology One, Ltd.	96,867	611,497
	Telstra Corp., Ltd.	352,315	663,475
	Telstra Corp., Ltd., ADR	600	5,640
*	Tiger Resources, Ltd.	202,588	107
*	TPG Telecom, Ltd.	200,194	1,010,452
	Transurban Group	93,942	889,600
	Treasury Wine Estates, Ltd.	36,455	235,020
*	Troy Resources, Ltd.	169,473	14,973
*	Tuas, Ltd.	100,097	53,076
*	United Malt Grp, Ltd.	122,523	347,319
	Village Roadshow, Ltd.	49,640	77,859
	Virgin Australia Holdings, Ltd.	312,963	0
*	Virgin Australia Holdings, Ltd.	1,109,508	0
	Virtus Health, Ltd.	43,258	136,487
	Vita Group, Ltd.	90,335	63,094
*	Vocus Group, Ltd.	262,310	635,254
*	Wagners Holding Co., Ltd.	3,074	2,875
	Webjet, Ltd.	63,055	154,480
	Wesfarmers, Ltd.	96,753	3,131,844
	Western Areas, Ltd.	107,579	145,343
*	Westgold Resources, Ltd.	92,823	168,883
	Westpac Banking Corp.	254,662	3,223,221
	Whitehaven Coal, Ltd.	386,136	289,000
	WiseTech Global, Ltd.	3,510	71,588
	Woodside Petroleum, Ltd.	69,839	861,411
	Woolworths Group, Ltd.	67,669	1,820,316
	Worley, Ltd.	91,984	613,184
	WPP AUNZ, Ltd.	173,271	51,217
*	Xero, Ltd.	2,010	155,933

TOTAL AUSTRALIA			136,466,580

AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	5,922	107,013
	ANDRITZ AG	28,651	966,300
	AT&S Austria Technologie & Systemtechnik AG	19,045	346,170
	Atrium European Real Estate, Ltd.	34,732	82,553
	CA Immobilien Anlagen AG	10,074	276,718
*	DO & CO AG	2,338	84,941
*	Erste Group Bank AG	30,575	628,483
	EVN AG	17,207	274,823
*	Flughafen Wien AG	2,358	55,687
*	Kapsch TrafficCom AG	1,571	20,493
*	Lenzing AG	4,086	286,019
	Mayr Melnhof Karton AG	2,813	459,519
	Oesterreichische Post AG	12,355	392,369
	OMV AG	46,691	1,079,326

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
	Palfinger AG	4,858	$112,444
*	POLYTEC Holding AG	5,223	31,648
*	Porr AG	2,474	33,029
*	Raiffeisen Bank International AG	63,238	913,052
	Rosenbauer International AG	731	25,292
	S IMMO AG	18,580	274,548
	Schoeller-Bleckmann Oilfield Equipment AG	2,857	69,241
*	Semperit AG Holding	2,415	62,006
*	Strabag SE	7,454	216,247
	Telekom Austria AG	58,773	395,314
	UBM Development AG	887	27,814
	UNIQA Insurance Group AG	46,017	259,193
	Verbund AG	2,686	154,912
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,437	394,656
	voestalpine AG	53,314	1,482,496
	Warimpex Finanz- und Beteiligungs AG	10,740	12,517
	Wienerberger AG	18,923	477,678
	Zumtobel Group AG	8,937	49,954

TOTAL AUSTRIA			10,052,455

BELGIUM — (0.8%)
*	Ackermans & van Haaren NV	9,721	1,196,591
	Ageas SA	54,626	2,199,728
*	AGFA-Gevaert NV	86,833	330,151
	Anheuser-Busch InBev SA	77,177	3,992,071
	Anheuser-Busch InBev SA/NV, Sponsored ADR	8,449	438,588
*	Argenx SE, ADR	297	73,695
*	Argenx SE	949	236,815
	Argenx SE	0	0
	Atenor	1,312	78,601
	Banque Nationale de Belgique	47	89,011
	Barco NV	13,313	208,842
	Bekaert SA	21,848	464,713
*Ω	Biocartis Group NV	2,296	9,983
*	bpost SA	33,766	299,214
*	Celyad SA	572	4,216
*	Cie d’Entreprises CFE	5,218	323,125
*	Deceuninck NV	27,471	48,154
	D’ieteren SA	16,107	806,960
*	Econocom Group SA	64,162	141,168
	Elia Group SA	6,764	654,221
	Etablissements Franz Colruyt NV	10,890	644,190
	Euronav NV	24,745	180,808
	Euronav NV	55,944	411,748
	EVS Broadcast Equipment SA	6,891	99,060
*	Exmar NV	13,346	34,703
	Fagron	17,183	381,481
	Galapagos NV	570	67,314
*	Galapagos NV	1,322	154,525
	Gimv NV	2,067	107,939
	Immobel SA	774	53,610
*	Jensen-Group NV	589	13,458
	KBC Group NV	35,262	1,742,183
*	Kinepolis Group NV	7,850	199,407
	Lotus Bakeries NV	97	379,556
*	MDxHealth	5,908	5,012
	Melexis NV	7,558	575,306
*	Ontex Group NV	31,365	347,001
	Orange Belgium SA	19,795	329,883

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Picanol	532	$33,364
	Proximus SADP	35,664	693,315
	Recticel SA	22,621	222,222
	Resilux	571	87,171
*	Roularta Media Group NV	1,508	21,079
*	Sioen Industries NV	4,604	117,809
*	Sipef NV	2,300	114,518
	Solvay SA	31,293	2,542,566
	Telenet Group Holding NV	11,221	431,565
	TER Beke SA	294	32,746
*	Tessenderlo Group SA	16,074	547,149
	UCB SA	12,446	1,229,311
	Umicore SA	34,210	1,318,840
	Van de Velde NV	2,567	65,359
	Viohalco SA	20,959	67,144

TOTAL BELGIUM			24,847,189

BRAZIL — (1.3%)
	AES Tiete Energia SA	65,118	166,825
	AES Tiete Energia SA	22	12
	Aliansce Sonae Shopping Centers SA	34,515	138,409
	Alliar Medicos A Frente SA	17,249	29,099
	Alupar Investimento SA	37,148	147,674
	Ambev SA, ADR	94,170	201,524
*	Anima Holding SA	8,900	43,290
	Arezzo Industria e Comercio SA	7,051	74,099
	Atacadao SA	37,042	119,106
*	Azul SA, ADR	14,912	176,707
*	B2W Cia Digital	7,501	98,351
	B3 SA - Brasil Bolsa Balcao	23,938	212,974
	Banco Bradesco SA, ADR	204,981	717,433
	Banco Bradesco SA	87,440	276,891
	Banco BTG Pactual SA	18,000	227,433
	Banco do Brasil SA	73,184	380,080
	Banco Santander Brasil SA	32,328	180,572
	BB Seguridade Participacoes SA	95,050	392,263
*	BR Malls Participacoes SA	172,776	245,707
	BR Properties SA.	32,617	49,284
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,400	66,259
	Braskem SA, Sponsored ADR	23,556	187,506
*	BRF SA	124,020	362,683
	Camil Alimentos SA	33,561	70,714
	CCR SA	293,850	571,522
	Centrais Eletricas Brasileiras SA	15,116	81,824
	Cia Brasileira de Distribuicao	63,210	682,449
	Cia de Locacao das Americas	145,964	639,520
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	244,425
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	190,404
	Cia de Saneamento de Minas Gerais-COPASA	10,585	78,955
	Cia de Saneamento do Parana	102,902	424,847
	Cia de Saneamento do Parana	41,100	34,238
	Cia Energetica de Minas Gerais	28,359	57,430
	Cia Hering	7,758	21,511
	Cia Siderurgica Nacional SA, Sponsored ADR	201,761	720,287
	Cia Siderurgica Nacional SA	226,966	812,465
	Cielo SA	91,444	53,707
	Cogna Educacao	513,618	384,008
	Construtora Tenda SA	31,344	146,725
*	Cosan Logistica SA	89,123	254,573

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Cosan SA	16,243	$183,974
	CSU Cardsystem SA	18,186	41,361
	CVC Brasil Operadora e Agencia de Viagens SA	52,469	112,291
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	300	684
	Dimed SA Distribuidora da Medicamentos	6,708	23,954
	Direcional Engenharia SA	31,936	62,726
	Duratex SA	67,437	225,301
*	EcoRodovias Infraestrutura e Logistica SA	56,920	99,100
	EDP - Energias do Brasil SA	50,882	150,750
*	Embraer SA, Sponsored ADR	75,026	309,107
	Energisa SA	68,145	498,444
*	Eneva SA	18,161	166,483
	Engie Brasil Energia SA	24,375	169,454
	Equatorial Energia SA	230,160	799,430
	Even Construtora e Incorporadora SA	48,516	87,174
	Ez Tec Empreendimentos e Participacoes SA	32,267	197,383
	Fleury SA	75,200	358,442
	Fras-Le SA	9,200	9,700
*	Gafisa SA	81,757	54,287
	Gerdau SA, Sponsored ADR	123,135	469,144
*	Gol Linhas Aereas Inteligentes SA, ADR	9,991	54,651
	Grendene SA	28,300	39,555
	Guararapes Confeccoes SA	49,064	116,462
Ω	Hapvida Participacoes e Investimentos SA	2,445	27,429
*	Helbor Empreendimentos SA	31,530	49,181
	Hypera SA	30,274	147,203
	Industrias Romi SA	700	1,497
	Instituto Hermes Pardini SA	24,400	91,171
*	International Meal Co. Alimentacao SA, Class A	93,106	46,732
	Iochpe-Maxion SA	65,310	151,154
	IRB Brasil Resseguros SA	188,032	201,207
	Itau Unibanco Holding SA	33,703	129,104
	JBS SA	474,360	1,607,944
	JHSF Participacoes SA	98,864	110,788
*	JSL SA	7,925	12,638
	Kepler Weber SA	6,200	42,000
	Klabin SA	216,974	897,701
*	Light SA	50,235	168,881
	Localiza Rent a Car SA	131,149	1,386,928
	LOG Commercial Properties e Participacoes SA	12,061	65,894
*	Log-in Logistica Intermodal SA	12,719	28,329
	Lojas Americanas SA	9,484	33,338
	Lojas Renner SA	172,981	1,128,999
	M Dias Branco SA	1,795	10,151
	Magazine Luiza SA	97,916	420,302
	Mahle-Metal Leve SA	24,438	75,981
	Marcopolo SA	54,800	22,826
*	Marfrig Global Foods SA	101,562	243,730
*	Marisa Lojas SA	42,258	45,440
*	Mills Estruturas e Servicos de Engenharia SA	70,257	62,201
*	Minerva SA	46,069	80,047
	MRV Engenharia e Participacoes SA	114,937	337,523
	Natura & Co. Holding SA	151,982	1,221,058
	Notre Dame Intermedica Participacoes S.A.	31,816	364,573
	Odontoprev SA	128,363	282,097
*	Omega Geracao SA	20,913	123,008
*	Petro Rio SA	8,900	48,580
	Petrobras Distribuidora SA	41,000	137,049
	Petroleo Brasileiro SA, Sponsored ADR	72,469	479,020

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Petroleo Brasileiro SA, Sponsored ADR	19,287	$127,873
	Petroleo Brasileiro SA	644,147	2,132,956
	Porto Seguro SA	70,742	584,631
	Portobello SA	22,113	24,240
	Positivo Tecnologia SA	12,421	8,767
	Qualicorp Consultoria e Corretora de Seguros SA	135,803	753,337
	Raia Drogasil SA	149,750	627,922
*	Restoque Comercio e Confeccoes de Roupas SA	6,296	4,444
*	Rumo SA	152,968	488,927
	Sao Carlos Empreendimentos e Participacoes SA	3,800	24,172
	Sao Martinho SA	128,429	471,149
Ω	Ser Educacional SA	22,907	53,096
*	SIMPAR SA	22,600	101,185
	SLC Agricola SA	54,000	240,640
	Smiles Fidelidade SA	22,347	56,199
	Sul America SA	98,720	688,017
*	Suzano SA	124,726	1,087,938
*	Suzano SA, Sponsored ADR	10,562	91,470
*	Tecnisa SA	16,366	22,561
	Tegma Gestao Logistica SA	19,812	72,681
	Telefonica Brasil SA, ADR	12,260	90,234
*	Terra Santa Agro SA	1,600	4,551
	TIM SA, ADR	6,220	64,066
	TIM SA	132,321	273,269
	Transmissora Alianca de Energia Eletrica SA	65,978	323,684
	Trisul SA	43,531	79,886
*	Tupy SA	65,500	215,405
	Ultrapar Participacoes SA, Sponsored ADR	135,184	383,923
	Unipar Carbocloro SA	7,000	42,454
	Usinas Siderurgicas de Minas Gerais SA Usiminas	23,560	48,410
	Vale SA	622,420	6,568,116
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	33,833	43,043
*	Via Varejo SA	28,204	84,347
*	Vulcabras Azaleia SA	41,656	47,696
	WEG SA	18,700	247,130
	Wiz Solucoes e Corretagem de Seguros SA	29,400	45,807
	YDUQS Participacoes SA	152,308	608,388

TOTAL BRAZIL			41,307,960

CANADA — (6.4%)
*	5N Plus, Inc.	24,500	35,859
	Absolute Software Corp.	14,380	162,764
	Acadian Timber Corp.	4,453	50,971
*	Advantage Oil & Gas, Ltd.	106,161	175,302
	Aecon Group, Inc.	32,865	350,777
	AG Growth International, Inc.	11,375	226,424
	AGF Management, Ltd., Class B	19,660	84,259
	Agnico Eagle Mines, Ltd.	5,905	467,501
	Agnico Eagle Mines, Ltd.	600	47,574
*	Air Canada	45,730	505,594
	AirBoss of America Corp.	7,393	99,328
	Alamos Gold, Inc., Class A	185,029	1,690,166
	Alamos Gold, Inc., Class A	40,442	370,044
	Alaris Equity Partners Income	18,848	173,583
*	Alcanna, Inc.	5,691	20,803
*	Alexco Resource Corp.	16,413	40,777
	Algoma Central Corp.	4,700	37,465
	Algonquin Power & Utilities Corp.	58,750	890,753

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Algonquin Power & Utilities Corp.	1,500	$22,725
	Alimentation Couche-Tard, Inc., Class B	77,740	2,394,110
	AltaGas, Ltd.	90,700	1,149,833
	Altius Minerals Corp.	7,200	57,176
	Altus Group, Ltd.	1,811	74,096
*	Americas Gold & Silver Corp.	11,652	29,998
*	Amerigo Resources, Ltd.	21,300	8,313
	Andrew Peller, Ltd., Class A	11,100	86,564
	ARC Resources, Ltd.	157,353	774,777
*	Argonaut Gold, Inc.	108,801	202,527
*	Aritzia, Inc.	33,968	512,975
	Atco, Ltd., Class I	14,200	395,315
#*	Athabasca Oil Corp.	182,955	15,792
*	ATS Automation Tooling Systems, Inc.	7,150	88,550
*	Aurora Cannabis, Inc.	5,854	23,637
	AutoCanada, Inc.	14,210	214,702
	B2Gold Corp.	343,746	2,211,141
	Badger Daylighting, Ltd.	13,390	388,544
	Bank of Montreal	21,836	1,300,195
	Bank of Montreal	18,904	1,124,221
	Bank of Nova Scotia (The)	68,381	2,840,868
	Bank of Nova Scotia (The)	71,552	2,973,701
	Barrick Gold Corp.	1,048	28,013
	Barrick Gold Corp.	36,529	973,455
*	Bausch Health Cos., Inc.	51,386	847,869
*	Bausch Health Cos., Inc.	34,276	564,706
*	Baytex Energy Corp.	226,796	67,241
*	Baytex Energy Corp.	22,889	6,864
	BCE, Inc.	18,344	737,170
	Birchcliff Energy, Ltd.	130,221	185,709
	Bird Construction, Inc.	5,418	25,944
*	Black Diamond Group, Ltd.	36,016	46,226
*	BlackBerry, Ltd.	102,153	458,512
*	BlackBerry, Ltd.	57,795	259,500
	Bonterra Energy Corp.	13,150	11,153
	Boralex, Inc., Class A	35,436	1,030,658
	Brookfield Asset Management, Inc., Class A	9,984	296,680
	Brookfield Asset Management, Inc., Class A	18,006	536,219
	BRP, Inc.	9,248	499,502
	CAE, Inc.	26,952	460,630
	CAE, Inc.	5,994	102,318
	Calian Group, Ltd.	4,200	203,206
	Cameco Corp.	102,984	978,591
	Cameco Corp.	29,287	278,519
	Canaccord Genuity Group, Inc.	30,446	151,282
	Canacol Energy, Ltd.	36,305	98,372
*	Canada Goose Holdings, Inc.	500	15,593
*	Canada Goose Holdings, Inc.	13,776	429,536
	Canadian Imperial Bank of Commerce	55,740	4,157,803
	Canadian Imperial Bank of Commerce	7,445	555,546
	Canadian National Railway Co.	13,000	1,291,413
	Canadian National Railway Co.	46,957	4,669,874
	Canadian Natural Resources, Ltd.	28,391	451,767
	Canadian Natural Resources, Ltd.	264,362	4,216,574
	Canadian Pacific Railway, Ltd.	9,072	2,711,046
	Canadian Pacific Railway, Ltd.	1,755	524,973
	Canadian Tire Corp., Ltd., Class A	9,177	1,024,810
	Canadian Utilities, Ltd., Class A	18,114	423,381
	Canadian Utilities, Ltd., Class B	600	14,022

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian Western Bank	48,866	$898,609
*	Canfor Corp.	15,204	184,415
	Canfor Pulp Products, Inc.	15,063	50,877
#*	Canopy Growth Corp.	1,700	31,938
*	Canopy Growth Corp.	14,574	273,700
	CanWel Building Materials Group, Ltd.	25,200	115,379
	Capital Power Corp.	30,345	668,715
*	Capstone Mining Corp.	148,077	185,610
	Cardinal Energy, Ltd.	46,873	14,425
	Cascades, Inc.	48,759	518,954
	CCL Industries, Inc., Class B	28,675	1,093,365
*	Celestica, Inc.	50,960	299,135
*	Celestica, Inc.	5,600	32,912
	Cenovus Energy, Inc.	28,200	92,286
	Cenovus Energy, Inc.	210,994	692,060
	Centerra Gold, Inc.	73,460	641,806
	Cervus Equipment Corp.	3,004	18,241
	CES Energy Solutions Corp.	119,725	57,513
*	CGI, Inc.	27,460	1,703,909
	Chesswood Group, Ltd.	5,700	23,959
*	China Gold International Resources Corp., Ltd.	120,535	145,659
	CI Financial Corp.	79,936	931,777
#	Cineplex, Inc.	28,162	107,592
	Clearwater Seafoods, Inc.	11,500	62,234
	Cogeco Communications, Inc.	6,627	461,597
	Cogeco, Inc.	27,978	1,673,262
	Colliers International Group, Inc.	2,800	198,310
	Colliers International Group, Inc.	11,666	826,886
	Computer Modelling Group, Ltd.	35,217	125,029
	Constellation Software, Inc.	630	661,346
*	Copper Mountain Mining Corp.	97,704	82,868
	Corby Spirit and Wine, Ltd.	5,700	63,661
	Corus Entertainment, Inc., Class B	247,026	652,654
	Crescent Point Energy Corp.	53,200	66,285
	Crescent Point Energy Corp.	155,175	193,969
*	Crew Energy, Inc.	145,698	45,384
*	CRH Medical Corp.	46,658	92,805
*	Denison Mines Corp.	134,958	47,610
*	Descartes Systems Group, Inc. (The)	3,518	188,641
*	DIRTT Environmental Solutions	10,600	14,798
	Dollarama, Inc.	39,342	1,354,808
*	Dorel Industries, Inc., Class B	16,650	179,834
	DREAM Unlimited Corp., Class A	15,400	204,131
	Dundee Precious Metals, Inc.	49,593	329,057
	ECN Capital Corp.	111,383	441,419
	E-L Financial Corp., Ltd.	284	140,796
*	Eldorado Gold Corp.	82,338	1,032,078
	Element Fleet Management Corp.	194,983	1,836,701
	Emera, Inc.	24,759	987,721
	Empire Co., Ltd., Class A	34,684	946,306
	Enbridge, Inc.	54,246	1,494,692
	Enbridge, Inc.	34,206	942,717
*	Endeavour Mining Corp.	53,659	1,316,200
	Enerflex, Ltd.	44,095	158,534
*	Energy Fuels, Inc.	31,800	47,737
	Enerplus Corp.	82,000	148,945
	Enerplus Corp.	17,636	32,274
	Enghouse Systems, Ltd.	17,344	860,626
	Ensign Energy Services, Inc.	98,720	37,049

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Equitable Group, Inc.	7,300	$466,174
*	ERO Copper Corp.	1,600	20,956
	Evertz Technologies, Ltd.	8,165	72,132
	Exchange Income Corp.	8,657	205,655
	Exco Technologies, Ltd.	37,240	198,457
	Extendicare, Inc.	41,022	157,031
	Fairfax Financial Holdings, Ltd.	3,900	1,025,247
	Fiera Capital Corp.	16,900	119,745
	Finning International, Inc.	79,964	1,215,995
	First National Financial Corp.	5,300	147,189
	First Quantum Minerals, Ltd.	137,178	1,576,364
	FirstService Corp.	7,595	1,018,945
	FirstService Corp.	2,400	321,819
	Fortis, Inc.	20,242	799,622
	Fortis, Inc.	7,283	287,678
*	Fortuna Silver Mines, Inc.	54,715	361,810
	Franco-Nevada Corp.	3,701	505,372
	Frontera Energy Corp.	8,419	13,586
*	Galiano Gold, Inc.	70,680	95,492
	Gamehost, Inc.	9,498	30,441
*	GDI Integrated Facility Services, Inc.	300	8,268
*	Gear Energy, Ltd.	122,642	13,808
	George Weston, Ltd.	20,810	1,459,340
	Gibson Energy, Inc.	56,002	824,709
	Gildan Activewear, Inc.	14,296	296,157
*	Glacier Media, Inc.	1,400	242
	GMP Capital, Inc.	32,869	46,135
	goeasy, Ltd.	8,267	428,149
*	GoGold Resources, Inc.	16,500	18,205
*	Golden Star Resources, Ltd.	19,013	77,490
	GoldMoney, Inc.	16,200	26,751
*	Gran Tierra Energy, Inc.	226,281	42,461
*	Great Canadian Gaming Corp.	22,100	377,374
	Great-West Lifeco, Inc.	20,996	427,863
*	Heroux-Devtek, Inc.	13,891	104,785
	High Liner Foods, Inc.	12,787	81,388
*	Home Capital Group, Inc.	23,367	426,720
	Horizon North Logistics, Inc.	13,603	48,906
	Hudbay Minerals, Inc.	127,861	576,780
	Husky Energy, Inc.	147,070	378,632
Ω	Hydro One, Ltd.	22,700	495,982
	iA Financial Corp., Inc.	36,601	1,275,252
*	IAMGOLD Corp.	155,174	568,377
*	IAMGOLD Corp.	35,221	129,261
*	IBI Group, Inc.	7,300	34,958
	IGM Financial, Inc.	7,889	173,199
*	Imperial Metals Corp.	11,400	25,927
	Imperial Oil, Ltd.	9,800	130,343
	Imperial Oil, Ltd.	24,351	324,599
	Information Services Corp.	5,400	75,956
	Innergex Renewable Energy, Inc.	11,018	198,636
	Intact Financial Corp.	4,700	485,487
	Inter Pipeline, Ltd.	84,078	748,454
*	Interfor Corp.	33,168	373,678
	Intertape Polymer Group, Inc.	43,244	491,741
	Jamieson Wellness, Inc.	22,955	664,029
	K-Bro Linen, Inc.	1,229	25,829
*	Kelt Exploration, Ltd.	63,747	77,991
	Keyera Corp.	62,719	890,202

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	4,982	$760,519
	Kinross Gold Corp.	261,711	2,082,216
	Kinross Gold Corp.	9,412	75,014
	Kirkland Lake Gold, Ltd.	80,828	3,682,550
	KP Tissue, Inc.	5,700	49,800
	Lassonde Industries, Inc., Class A	2,100	239,586
	Laurentian Bank of Canada	14,274	280,809
	Leon’s Furniture, Ltd.	10,044	140,147
*	Lightstream Resources, Ltd.	52,634	0
	Linamar Corp.	29,163	953,275
	Loblaw Cos., Ltd.	26,402	1,314,234
	Lucara Diamond Corp.	184,114	62,878
	Lundin Mining Corp.	356,811	2,155,917
	Magellan Aerospace Corp.	9,800	48,695
	Magna International, Inc.	80,312	4,100,897
	Magna International, Inc.	29,284	1,496,705
*	Mainstreet Equity Corp.	2,696	130,682
*	Major Drilling Group International, Inc.	42,212	206,577
*	Mandalay Resources Corp.	18,509	21,533
	Manulife Financial Corp.	17,741	240,488
	Manulife Financial Corp.	141,354	1,919,587
	Maple Leaf Foods, Inc.	28,273	514,826
	Martinrea International, Inc.	55,453	417,469
*	Mav Beauty Brands, Inc.	2,500	7,262
	Medical Facilities Corp.	16,216	61,101
*	MEG Energy Corp.	121,877	222,293
*	Mercator Minerals, Ltd.	15,420	0
	Methanex Corp.	19,726	584,836
	Methanex Corp.	5,399	160,188
	Metro, Inc.	28,767	1,341,956
	Morguard Corp.	700	50,570
	Morneau Shepell, Inc.	19,996	399,680
*	Mountain Province Diamonds, Inc.	6,000	1,599
	MTY Food Group, Inc.	6,344	180,673
	Mullen Group, Ltd.	42,763	287,590
	National Bank of Canada	84,872	4,073,193
	Neo Performance Materials, Inc.	1,300	11,358
*	New Gold, Inc.	513,322	1,040,283
	NFI Group, Inc.	27,295	309,151
	Norbord, Inc.	792	26,032
	Norbord, Inc.	3,510	115,339
	North American Construction Group, Ltd.	19,300	150,077
	North American Construction Group, Ltd.	1,018	7,890
	North West Co., Inc. (The)	22,094	544,763
	Northland Power, Inc.	44,775	1,448,138
	Nutrien, Ltd.	52,548	2,137,646
*	NuVista Energy, Ltd.	75,369	42,994
*	OceanaGold Corp.	277,194	362,019
	Onex Corp.	18,983	820,702
	Open Text Corp.	18,400	676,034
	Open Text Corp.	16,829	618,129
	Osisko Gold Royalties, Ltd.	26,216	293,189
	Ovintiv, Inc.	37,662	346,494
	Ovintiv, Inc.	50,676	466,706
	Pan American Silver Corp.	29,809	947,913
*	Paramount Resources, Ltd., Class A	31,088	52,268
*	Parex Resources, Inc.	106,941	1,041,075
	Park Lawn Corp.	7,381	155,675
	Parkland Corp.	41,414	1,011,493

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Pason Systems, Inc.	29,830	$115,308
	Pembina Pipeline Corp.	2,244	46,981
	Pembina Pipeline Corp.	46,796	979,440
	Peyto Exploration & Development Corp.	74,200	160,396
*	Photon Control, Inc.	8,300	9,594
*	PHX Energy Services Corp.	18,919	20,448
	Pinnacle Renewable Energy, Inc.	4,200	19,923
	Pizza Pizza Royalty Corp.	10,074	62,911
	Polaris Infrastructure, Inc.	5,200	49,568
	Pollard Banknote, Ltd.	3,300	51,396
*	Precision Drilling Corp.	107,261	74,873
*	Precision Drilling Corp.	24,082	17,033
*	Premier Gold Mines, Ltd.	48,951	100,672
	Premium Brands Holdings Corp.	14,391	1,026,586
*	Pretium Resources, Inc.	7,794	94,931
*	Pretium Resources, Inc.	44,718	545,423
	Primo Water Corp.	24,976	312,949
	Primo Water Corp.	23,099	289,539
*	Pulse Seismic, Inc.	22,820	14,902
	Quarterhill, Inc.	76,668	147,317
	Quebecor, Inc., Class B	39,526	917,022
*	Questerre Energy Corp., Class A	32,700	2,577
	Recipe Unlimited Corp.	14,874	125,820
	Restaurant Brands International, Inc.	9,100	472,861
	Restaurant Brands International, Inc.	8,851	460,252
	Richelieu Hardware, Ltd.	29,641	796,923
	Ritchie Bros Auctioneers, Inc.	7,600	460,689
	Ritchie Bros Auctioneers, Inc.	19,812	1,201,202
	Rocky Mountain Dealerships, Inc.	8,291	34,351
	Rogers Communications, Inc., Class B	4,600	186,859
	Rogers Communications, Inc., Class B	24,065	977,280
	Rogers Sugar, Inc.	26,348	93,740
*	Roxgold, Inc.	48,000	62,328
	Royal Bank of Canada	73,553	5,143,134
	Royal Bank of Canada	133,402	9,336,806
	Russel Metals, Inc.	42,512	565,742
*	Sandstorm Gold, Ltd.	45,625	336,974
	Saputo, Inc.	17,716	431,232
	Secure Energy Services, Inc.	78,065	87,305
*	Seven Generations Energy, Ltd., Class A	125,637	445,100
	Shaw Communications, Inc., Class B	10,960	180,569
	Shaw Communications, Inc., Class B	67,901	1,120,366
	ShawCor, Ltd.	35,032	57,059
*	Shopify, Inc., Class A	900	832,887
	Sienna Senior Living, Inc.	15,909	138,635
*	Sierra Wireless, Inc.	7,200	79,874
*	Sierra Wireless, Inc.	11,505	127,705
Ω	Sleep Country Canada Holdings, Inc.	19,915	339,465
	SNC-Lavalin Group, Inc.	10,980	153,619
*Ω	Spin Master Corp.	9,500	192,382
	Sprott, Inc.	3,770	112,732
*	SSR Mining, Inc.	82,541	1,527,783
	Stantec, Inc.	16,542	475,041
	Stantec, Inc.	8,147	233,900
	Stelco Holdings, Inc.	1,422	15,540
	Stella-Jones, Inc.	15,990	520,398
*	Storm Resources, Ltd.	4,600	7,527
	Sun Life Financial, Inc.	31,674	1,261,259
	Suncor Energy, Inc.	111,613	1,259,133

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Suncor Energy, Inc.	204,854	$2,312,802
*	SunOpta, Inc.	7,675	52,651
*	SunOpta, Inc.	4,800	32,857
	Superior Plus Corp.	94,458	840,147
*	Tamarack Valley Energy, Ltd.	113,214	65,432
*	Taseko Mines, Ltd.	134,013	123,723
	TC Energy Corp.	5,442	214,200
	TC Energy Corp.	35,615	1,405,368
	Teck Resources, Ltd., Class B	68,625	901,917
	Teck Resources, Ltd., Class B	120,691	1,585,880
	TELUS Corp.	49,328	843,423
*	TeraGo, Inc.	3,300	16,719
*	Teranga Gold Corp.	41,335	430,006
*	Tervita Corp.	5,715	7,507
	TFI International, Inc.	48,463	2,157,791
	Thomson Reuters Corp.	4,681	363,926
	Thomson Reuters Corp.	3,100	241,335
	Tidewater Midstream and Infrastructure, Ltd.	109,000	54,815
	Timbercreek Financial Corp.	18,861	107,308
	TMX Group, Ltd.	3,392	329,602
	TORC Oil & Gas, Ltd.	106,408	110,217
*	Torex Gold Resources, Inc.	39,274	529,431
	Toromont Industries, Ltd.	20,559	1,280,019
	Toronto-Dominion Bank (The)	90,182	3,978,757
	Toronto-Dominion Bank (The)	9,606	424,873
	Total Energy Services, Inc.	18,599	27,642
	Tourmaline Oil Corp.	100,951	1,307,818
	TransAlta Corp.	133,581	792,081
	TransAlta Corp.	33,238	197,101
	TransAlta Renewables, Inc.	39,506	495,196
	Transcontinental, Inc., Class A	51,756	613,007
*	TransGlobe Energy Corp.	44,981	17,556
*	Trican Well Service, Ltd.	118,647	103,303
*	Trisura Group, Ltd.	2,121	138,797
*	Turquoise Hill Resources, Ltd.	26,254	206,317
	Uni-Select, Inc.	17,891	81,781
	Vermilion Energy, Inc.	13,653	33,716
	Vermilion Energy, Inc.	61,564	152,063
	VersaBank.	4,000	19,785
	Wajax Corp.	10,034	94,217
	Waste Connections, Inc.	4	397
	Waste Connections, Inc.	5,748	569,773
*	Wesdome Gold Mines, Ltd.	124,514	1,232,710
	West Fraser Timber Co., Ltd.	23,436	1,086,925
	Western Forest Products, Inc.	217,498	140,395
	Westshore Terminals Investment Corp.	24,894	250,192
	Wheaton Precious Metals Corp.	18,658	860,320
	Whitecap Resources, Inc.	187,079	341,215
*	WildBrain, Ltd.	65,806	81,498
	Winpak, Ltd.	7,500	231,705
	WSP Global, Inc.	9,003	569,453
	Yamana Gold, Inc.	398,609	2,216,988
*	Yangarra Resources, Ltd.	48,609	16,418
	Yellow Pages, Ltd.	9,936	94,341

TOTAL CANADA			206,068,345

CHILE — (0.2%)
	AES Gener SA	239,765	37,210
	Aguas Andinas SA, Class A	422,238	109,774

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco de Chile, ADR	8,263	$130,146
	Banco de Credito e Inversiones SA	5,789	181,236
	Besalco SA	159,422	69,255
	CAP SA	33,285	274,998
	Cencosud SA	245,903	342,400
	Cia Cervecerias Unidas SA, Sponsored ADR	6,421	69,090
*	Cia Sud Americana de Vapores SA	10,786,150	314,188
	Colbun SA	714,528	107,928
	Cristalerias de Chile SA	2,000	9,805
	Embotelladora Andina SA, ADR, Class B	4,903	61,238
	Empresa Nacional de Telecomunicaciones SA	76,642	432,903
	Empresas CMPC SA	154,949	322,428
	Empresas COPEC SA	17,140	130,692
	Empresas Hites SA	40,531	5,461
	Enel Americas SA, ADR	79,243	515,080
	Enel Americas SA	3,644,157	483,464
	Enel Chile SA, ADR	60,103	200,143
	Enel Chile SA	844,942	56,850
	Engie Energia Chile SA	97,172	102,442
	Falabella SA	25,508	70,027
	Forus SA	24,881	30,110
	Grupo Security SA	496,836	78,033
	Hortifrut SA	2,991	2,944
	Inversiones Aguas Metropolitanas SA	232,596	156,964
	Inversiones La Construccion SA	14,743	79,350
	Itau CorpBanca Chile SA	31,981,234	84,413
	Itau CorpBanca Chile SA, ADR	9,675	36,862
	Molibdenos y Metales SA	1,797	13,008
	Multiexport Foods SA	175,108	50,074
	Parque Arauco SA	110,687	142,151
	PAZ Corp. SA	30,769	18,633
	Plaza SA	7,638	9,693
	Ripley Corp. SA	362,922	89,232
	Salfacorp SA	188,280	90,588
	Sigdo Koppers SA	85,947	82,431
	Sociedad Matriz SAAM SA	1,380,854	89,614
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,492	240,269
	Socovesa SA	126,028	28,373
	SONDA SA	182,389	115,805
	Vina Concha y Toro SA	51,360	81,982

TOTAL CHILE			5,547,287

CHINA — (11.5%)
*	21Vianet Group, Inc., ADR	3,718	85,365
	360 Security Technology, Inc., Class A	8,100	19,163
*Ω	3SBio, Inc.	163,000	152,029
*	500.com, Ltd., ADR, Class A	2,873	8,506
*	51job, Inc., ADR	5,450	382,045
	5I5J Holding Group Co., Ltd., Class A	37,000	20,140
	AAC Technologies Holdings, Inc.	307,500	1,616,337
	Addsino Co., Ltd., Class A	7,400	22,268
*	Advanced Technology & Materials Co., Ltd., Class A	31,400	30,174
	AECC Aero-Engine Control Co., Ltd., Class A	9,900	26,465
	AECC Aviation Power Co., Ltd., Class A	13,200	72,146
	Aerospace CH UAV Co., Ltd.	3,900	13,812
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	12,600	18,497
	Agile Group Holdings, Ltd.	1,144,749	1,570,781
	Agricultural Bank of China, Ltd., Class H	3,711,000	1,262,543
	Air China, Ltd., Class H	682,000	441,198

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Aisino Corp., Class A	34,500	$80,153
Ω	Ak Medical Holdings, Ltd.	66,000	147,681
	AKM Industrial Co., Ltd.	50,000	6,254
*	Alibaba Group Holding, Ltd., Sponsored ADR	43,175	13,154,991
*	Alibaba Health Information Technology, Ltd.	62,000	162,591
*	Alibaba Pictures Group, Ltd.	690,000	90,114
Ω	A-Living Services Co., Ltd., Class H	172,500	726,446
*	Alpha Group, Class A	20,500	19,710
*	Aluminum Corp. of China, Ltd., Class H	1,520,000	332,000
	Amoy Diagnostics Co., Ltd., Class A	1,000	12,581
	AMVIG Holdings, Ltd.	130,000	36,262
	Angang Steel Co., Ltd., Class H	819,400	240,593
	Angel Yeast Co., Ltd., Class A	8,345	65,892
	Anhui Conch Cement Co., Ltd., Class H	300,000	1,876,647
	Anhui Construction Engineering Group Co., Ltd., Class A	33,000	19,351
	Anhui Expressway Co., Ltd., Class H	118,000	56,672
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	8,300	23,487
	Anhui Gujing Distillery Co., Ltd., Class A	1,800	56,585
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	27,100	19,822
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	15,600	19,794
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	21,600	21,037
	Anhui Jinhe Industrial Co., Ltd., Class A	8,400	35,765
	Anhui Korrun Co., Ltd., Class A	4,500	20,654
	Anhui Kouzi Distillery Co., Ltd., Class A	12,890	105,652
	Anhui Sun-Create Electronics Co., Ltd., Class A	2,600	15,107
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,200	19,929
	Anhui Xinhua Media Co., Ltd., Class A	30,800	23,627
	Anhui Yingjia Distillery Co., Ltd., Class A	7,000	24,145
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	26,100	43,108
	Animal Health Holdings, Inc.	47,000	569
	ANTA Sports Products, Ltd.	235,000	2,608,770
#*	Anton Oilfield Services Group	1,118,000	47,790
	Aoshikang Technology Co., Ltd., Class A	2,100	19,583
*	Aowei Holdings, Ltd.	59,000	11,270
	Apeloa Pharmaceutical Co., Ltd., Class A	12,400	37,889
	APT Satellite Holdings, Ltd.	186,250	46,006
	Asia Cement China Holdings Corp.	254,000	233,109
	Asymchem Laboratories Tianjin Co., Ltd., Class A	600	24,624
	Ausnutria Dairy Corp., Ltd.	239,000	341,549
	Autobio Diagnostics Co., Ltd., Class A	1,000	26,061
	AVIC Aircraft Co., Ltd., Class A	18,400	66,659
	Avic Capital Co., Ltd., Class A	115,600	75,654
	AVIC Electromechanical Systems Co., Ltd., Class A	25,300	40,005
	Avic Heavy Machinery Co., Ltd., Class A	19,800	42,560
#*	AVIC International Holding HK, Ltd.	1,307,948	17,734
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	3,100	25,691
	AVIC Shenyang Aircraft Co., Ltd., Class A	7,100	55,027
	AviChina Industry & Technology Co., Ltd., Class H	1,032,000	532,384
	AVICOPTER P.L.C., Class A	6,000	44,930
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	45,600	45,350
Ω	BAIC Motor Corp., Ltd., Class H	1,408,500	520,907
*	Baidu, Inc., Sponsored ADR	29,051	3,865,236
	Bank of Beijing Co., Ltd., Class A	170,600	119,030
	Bank of Changsha Co., Ltd., Class A	47,600	64,092
	Bank of Chengdu Co., Ltd., Class A	41,900	64,840
	Bank of China, Ltd., Class H	7,418,800	2,343,310
	Bank of Chongqing Co., Ltd., Class H	341,500	191,405
	Bank of Communications Co., Ltd., Class H	1,151,695	566,614
	Bank of Hangzhou Co., Ltd., Class A	60,080	116,500

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Jiangsu Co., Ltd., Class A	123,400	$110,820
	Bank of Nanjing Co., Ltd., Class A	292,060	334,001
	Bank of Ningbo Co., Ltd., Class A	84,719	430,462
	Bank of Shanghai Co., Ltd., Class A	87,540	102,698
	Bank of Tianjin Co., Ltd., Class A	95,100	55,933
Ω	Bank of Zhengzhou Co., Ltd., Class H	83,600	19,762
	Baoshan Iron & Steel Co., Ltd., Class A	137,000	109,406
	Baosheng Science and Technology Innovation Co., Ltd., Class A	28,800	19,098
*	Baoye Group Co., Ltd., Class H	87,040	50,601
*	Baozun, Inc., Sponsored ADR	4,280	156,605
	BBMG Corp., Class H	852,000	160,784
	Befar Group Co., Ltd., Class A	19,500	15,438
	Beibuwan Port Co., Ltd., Class A	13,400	20,041
*	BeiGene, Ltd.	3,000	66,657
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	15,300	37,164
*	Beijing BDStar Navigation Co., Ltd., Class A	2,700	23,930
	Beijing Capital Co., Ltd., Class A	166,790	72,655
	Beijing Capital Development Co., Ltd., Class A	43,200	39,860
	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	637,892
	Beijing Capital Land, Ltd., Class H	601,000	103,414
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	14,250	59,177
	Beijing Dabeinong Technology Group Co., Ltd., Class A	28,300	35,114
*	Beijing Easpring Material Technology Co., Ltd., Class A	1,800	13,682
	Beijing E-Hualu Information Technology Co., Ltd., Class A	3,000	14,251
*	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	54,219
	Beijing Enterprises Holdings, Ltd.	189,000	569,410
#	Beijing Enterprises Water Group, Ltd.	1,875,000	713,247
*	Beijing Gas Blue Sky Holdings, Ltd.	2,080,000	33,327
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	9,300	19,775
	Beijing Global Safety Technology Co., Ltd., Class A	3,200	17,764
*	Beijing Jetsen Technology Co., Ltd., Class A	60,300	46,355
	Beijing Jingneng Clean Energy Co., Ltd., Class H	350,000	99,084
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	3,600	20,670
	Beijing New Building Materials P.L.C., Class A	25,200	130,278
	Beijing North Star Co., Ltd., Class H	300,000	60,128
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	54,800	39,788
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	18,400	33,339
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	18,450	102,451
	Beijing Originwater Technology Co., Ltd., Class A	49,900	57,932
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	63,200	69,237
	Beijing Shiji Information Technology Co., Ltd., Class A	4,200	23,219
*	Beijing Shougang Co., Ltd., Class A	19,100	10,479
	Beijing Shunxin Agriculture Co., Ltd., Class A	2,800	23,011
	Beijing Shuzhi Technology Co., Ltd., Class A	17,300	18,138
	Beijing Sinnet Technology Co., Ltd., Class A	6,100	17,429
	Beijing SL Pharmaceutical Co., Ltd., Class A	7,500	12,495
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	24,700	19,757
	Beijing Strong Biotechnologies, Inc., Class A	4,600	15,369
	Beijing SuperMap Software Co., Ltd., Class A	6,865	21,320
	Beijing Thunisoft Corp., Ltd., Class A	6,700	23,400
	Beijing Tiantan Biological Products Corp., Ltd., Class A	3,600	18,570
	Beijing Tongrentang Co., Ltd., Class A	14,900	59,972
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	8,900	10,805
Ω	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	20,442
	Beijing Yanjing Brewery Co., Ltd., Class A	38,738	50,356
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	14,600	19,840
*	Berry Genomics Co., Ltd., Class A	5,800	43,302

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Best Pacific International Holdings, Ltd.	186,000	$31,695
	Bestsun Energy Co., Ltd., Class A	14,000	10,730
	Betta Pharmaceuticals Co., Ltd., Class A	1,300	20,866
	Better Life Commercial Chain Share Co., Ltd., Class A	25,500	43,045
	BGI Genomics Co., Ltd., Class A	1,700	37,953
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,400	24,275
*	Bitauto Holdings, Ltd., ADR	10,180	162,269
	Blue Sail Medical Co., Ltd., Class A	9,500	33,821
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	53,400	54,808
	BOE Technology Group Co., Ltd., Class A	242,500	171,767
*	Bohai Leasing Co., Ltd., Class A	179,000	68,024
#	Bosideng International Holdings, Ltd.	1,168,000	513,092
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	6,400	35,764
	Bright Dairy & Food Co., Ltd., Class A	27,592	63,953
	Bright Real Estate Group Co., Ltd., Class A	49,100	19,237
	Brilliance China Automotive Holdings, Ltd.	1,194,000	1,030,674
	B-Soft Co., Ltd., Class A	4,900	9,567
	BTG Hotels Group Co., Ltd., Class A	19,731	51,126
	BYD Co., Ltd., Class H	189,500	3,830,704
#	BYD Electronic International Co., Ltd.	531,000	2,288,367
	By-health Co., Ltd., Class A	22,100	85,483
	C&S Paper Co., Ltd., Class A	20,500	62,053
*	CA Cultural Technology Group, Ltd.	129,000	55,619
	Cabbeen Fashion, Ltd.	155,000	58,492
	Caitong Securities Co., Ltd., Class A	20,600	39,631
	Camel Group Co., Ltd., Class A	18,300	22,624
	Canvest Environmental Protection Group Co., Ltd.	218,000	92,697
*	Capital Environment Holdings, Ltd.	2,440,000	37,267
#*	CAR, Inc.	172,000	55,088
	Carrianna Group Holdings Co., Ltd.	238,000	15,040
*	CCOOP Group Co., Ltd., Class A	44,200	19,573
	CECEP Solar Energy Co., Ltd., Class A	60,700	40,941
	CECEP Wind-Power Corp., Class A	98,700	40,011
	Central China Real Estate, Ltd.	370,696	199,457
#	Central China Securities Co., Ltd., Class H	218,000	38,363
*	Century Sunshine Group Holdings, Ltd.	1,055,000	5,987
*	CGN New Energy Holdings Co., Ltd.	752,000	99,214
	CGN Nuclear Technology Development Co., Ltd., Class A	15,700	20,698
Ω	CGN Power Co., Ltd., Class H	718,000	153,992
	Chacha Food Co., Ltd., Class A	7,400	65,754
	Changjiang Securities Co., Ltd., Class A	43,006	48,460
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,100	26,704
	Chaowei Power Holdings, Ltd.	348,000	119,777
	Chaozhou Three-Circle Group Co., Ltd., Class A	5,200	24,144
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	9,500	19,295
	Chengdu Hongqi Chain Co., Ltd., Class A	17,300	20,079
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	7,100	17,586
	China Aerospace International Holdings, Ltd.	848,000	42,745
	China Aerospace Times Electronics Co., Ltd., Class A	59,100	58,473
	China Aoyuan Group, Ltd.	541,000	508,764
*	China Automobile New Retail Holdings, Ltd.	406,000	6,429
	China Avionics Systems Co., Ltd., Class A	15,000	36,081
	China Baoan Group Co., Ltd., Class A	32,400	36,748
	China Beststudy Education Group	84,000	31,414
	China CAMC Engineering Co., Ltd., Class A	34,400	35,659
	China Cinda Asset Management Co., Ltd., Class H	2,879,000	540,089
	China CITIC Bank Corp., Ltd., Class H	1,658,000	674,818
	China Coal Energy Co., Ltd., Class H	508,000	124,090
	China Common Rich Renewable Energy Investments, Ltd.	710,000	85,859

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Communications Construction Co., Ltd., Class H	1,159,000	$606,877
	China Communications Services Corp., Ltd., Class H	938,000	546,531
	China Conch Venture Holdings, Ltd.	431,000	1,919,158
	China Construction Bank Corp., Class H	14,243,200	9,815,175
*	China CSSC Holdings, Ltd., Class A	7,500	19,993
	China CYTS Tours Holding Co., Ltd., Class A	11,700	17,238
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	139,421
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	17,251
Ω	China Development Bank Financial Leasing Co., Ltd., Class H	70,000	10,412
#*	China Dili Group	715,600	164,600
	China Distance Education Holdings, Ltd., ADR	5,206	44,876
	China Eastern Airlines Corp., Ltd., ADR	2,373	46,629
#	China Eastern Airlines Corp., Ltd., Class H	674,000	268,534
	China Education Group Holdings, Ltd.	132,000	220,047
	China Electronics Huada Technology Co., Ltd.	256,000	22,864
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	37,319
	China Energy Engineering Corp., Ltd., Class H	780,000	73,597
	China Everbright Bank Co., Ltd., Class H	919,000	318,480
	China Everbright Environment Group, Ltd.	694,074	350,171
#Ω	China Everbright Greentech, Ltd.	232,000	92,138
	China Everbright Water, Ltd.	129,348	20,369
#	China Evergrande Group	561,000	1,118,756
	China Express Airlines Co., Ltd., Class A	10,800	18,774
	China Film Co., Ltd., Class A	22,700	42,962
*	China Financial Services Holdings, Ltd.	354,000	4,511
	China Foods, Ltd.	538,000	184,224
	China Fortune Land Development Co., Ltd., Class A	125,460	264,401
	China Galaxy Securities Co., Ltd., Class H	924,000	507,113
	China Gas Holdings, Ltd.	499,200	1,534,066
	China Gezhouba Group Co., Ltd., Class A	99,400	103,420
*	China Glass Holdings, Ltd.	262,000	13,027
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	371,174
	China Great Wall Securities Co., Ltd., Class A	10,800	20,029
	China Greatwall Technology Group Co., Ltd., Class A	8,600	19,512
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	19,966
	China Hanking Holdings, Ltd.	268,000	55,060
#	China Harmony Auto Holding, Ltd.	380,000	149,388
*	China Harzone Industry Corp., Ltd., Class A	12,700	21,641
*	China High Precision Automation Group, Ltd.	127,000	3,747
	China High Speed Railway Technology Co., Ltd., Class A	47,100	18,956
	China High Speed Transmission Equipment Group Co., Ltd.	195,000	144,674
	China Hongqiao Group, Ltd.	665,500	481,516
#*	China Huiyuan Juice Group, Ltd.	306,500	13,861
*	China Index Holdings, Ltd., ADR	2,931	3,928
*Ω	China International Capital Corp., Ltd., Class H	356,800	833,694
	China International Marine Containers Group Co., Ltd., Class H	237,420	322,667
	China Isotope & Radiation Corp.	3,200	10,120
#	China Jinmao Holdings Group, Ltd.	1,760,000	891,708
	China Jushi Co., Ltd., Class A	36,300	75,793
	China Kepei Education Group, Ltd.	76,000	52,424
	China Kings Resources Group Co., Ltd., Class A	5,594	19,447
	China Lesso Group Holdings, Ltd.	744,000	1,206,192
	China Life Insurance Co., Ltd., ADR	3,332	36,452
	China Life Insurance Co., Ltd., Class H	226,000	493,115
	China Lilang, Ltd.	323,000	204,627
#*Ω	China Logistics Property Holdings Co., Ltd.	193,000	100,894
	China Longyuan Power Group Corp., Ltd., Class H	742,000	508,574
*	China Lumena New Materials Corp.	18,800	0
	China Maple Leaf Educational Systems, Ltd.	542,000	147,256

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Medical System Holdings, Ltd.	832,000	$874,913
	China Meheco Co., Ltd., Class A	23,500	52,892
	China Meidong Auto Holdings, Ltd.	250,000	1,023,742
	China Mengniu Dairy Co., Ltd.	609,000	2,871,017
	China Merchants Bank Co., Ltd., Class H	629,701	3,280,070
	China Merchants Land, Ltd.	614,000	89,068
	China Merchants Port Holdings Co., Ltd.	234,000	248,736
*Ω	China Merchants Securities Co., Ltd., Class H	17,160	21,284
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	25,600	53,887
*	China Metal Recycling Holdings, Ltd.	89,400	0
	China Minmetals Rare Earth Co., Ltd., Class A	10,200	18,085
	China Minsheng Banking Corp., Ltd., Class H	1,159,620	634,646
	China Mobile, Ltd.	798,000	4,880,998
	China Mobile, Ltd., Sponsored ADR	73,952	2,272,545
*	China Modern Dairy Holdings, Ltd.	1,092,000	145,606
	China Molybdenum Co., Ltd., Class H	663,000	241,297
	China National Accord Medicines Corp., Ltd., Class A	8,000	59,494
	China National Building Material Co., Ltd., Class H	1,857,400	2,137,982
	China National Chemical Engineering Co., Ltd., Class A	109,000	86,337
	China National Medicines Corp., Ltd., Class A	19,200	123,140
	China National Nuclear Power Co., Ltd., Class A	277,424	183,868
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	29,500	19,020
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	23,600	35,621
*	China Oceanwide Holdings, Ltd.	964,000	19,415
*	China Oil & Gas Group, Ltd.	2,404,000	96,460
	China Oilfield Services, Ltd., Class H	666,000	402,185
	China Overseas Grand Oceans Group, Ltd.	841,375	491,151
	China Overseas Land & Investment, Ltd.	1,438,827	3,614,031
	China Overseas Property Holdings, Ltd.	749,275	544,167
	China Pacific Insurance Group Co., Ltd., Class H	838,800	2,624,994
	China Petroleum & Chemical Corp., ADR	11,058	434,891
	China Petroleum & Chemical Corp., Class H	4,419,400	1,725,647
	China Power International Development, Ltd.	837,333	161,231
*	China Properties Group, Ltd.	173,000	10,051
	China Publishing & Media Co., Ltd., Class A	26,400	20,002
	China Railway Construction Corp., Ltd., Class H	623,500	422,363
	China Railway Group, Ltd., Class H	1,162,000	534,884
Ω	China Railway Signal & Communication Corp., Ltd., Class H	386,000	127,303
	China Railway Tielong Container Logistics Co., Ltd., Class A	26,900	20,083
	China Reinsurance Group Corp., Class H	1,761,000	168,547
Ω	China Renaissance Holdings, Ltd.	4,600	9,503
	China Resources Beer Holdings Co., Ltd.	146,962	911,837
	China Resources Cement Holdings, Ltd.	1,328,610	1,739,721
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	28,500	53,685
	China Resources Gas Group, Ltd.	466,000	2,024,868
	China Resources Land, Ltd.	866,444	3,543,466
	China Resources Medical Holdings Co., Ltd.	378,500	225,328
Ω	China Resources Pharmaceutical Group, Ltd.	631,500	315,705
	China Resources Power Holdings Co., Ltd.	316,678	329,605
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	19,900	80,586
	China Sanjiang Fine Chemicals Co., Ltd.	473,000	130,167
	China SCE Group Holdings, Ltd.	1,251,600	537,935
	China Science Publishing & Media, Ltd., Class A	12,500	20,006
*	China Shanshui Cement Group, Ltd.	148,000	35,973
*Ω	China Shengmu Organic Milk, Ltd.	1,157,000	77,767
	China Shenhua Energy Co., Ltd., Class H	1,021,616	1,770,093
*	China Silver Group, Ltd.	460,000	43,615
	China South City Holdings, Ltd.	2,254,000	227,442

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China South Publishing & Media Group Co., Ltd., Class A	39,400	$61,798
*	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	86,655
#*	China Southern Airlines Co., Ltd., Class H	844,000	442,074
	China State Construction Engineering Corp., Ltd., Class A	276,000	210,989
	China State Construction International Holdings, Ltd.	781,300	542,000
*	China Sunshine Paper Holdings Co., Ltd.	201,000	34,583
#	China Suntien Green Energy Corp., Ltd., Class H	587,000	136,885
	China Taiping Insurance Holdings Co., Ltd.	669,106	1,010,448
	China Telecom Corp., Ltd., ADR	6,681	209,783
	China Telecom Corp., Ltd., Class H	618,000	193,996
	China Tian Lun Gas Holdings, Ltd.	106,000	89,323
#*	China Tianrui Group Cement Co., Ltd.	53,000	50,332
*	China Tianying, Inc., Class A	55,900	36,634
	China Tourism Group Duty Free Corp., Ltd., Class A	7,133	212,641
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,072,000	428,370
	China TransInfo Technology Co., Ltd., Class A	11,300	37,535
*	China Travel International Investment Hong Kong, Ltd.	750,000	95,981
	China Unicom Hong Kong, Ltd.	1,828,000	1,126,760
	China Unicom Hong Kong, Ltd., ADR	88,795	549,641
	China United Network Communications, Ltd., Class A	395,500	282,221
	China Vanke Co., Ltd., Class H	572,400	1,776,709
#Ω	China Vast Industrial Urban Development Co., Ltd.	218,000	87,200
#	China Water Affairs Group, Ltd.	310,000	222,385
*	China Water Industry Group, Ltd.	156,000	5,432
	China West Construction Group Co., Ltd., Class A	26,400	36,027
*	China Wood Optimization Holding, Ltd.	88,000	17,037
	China World Trade Center Co., Ltd., Class A	5,400	9,943
Ω	China Xinhua Education Group, Ltd.	65,000	20,931
	China XLX Fertiliser, Ltd.	228,000	66,299
	China Yangtze Power Co., Ltd., Class A	60,500	171,633
	China Yongda Automobiles Services Holdings, Ltd.	360,500	513,657
Ω	China Yuhua Education Corp., Ltd.	370,000	292,684
*	China Yurun Food Group, Ltd.	478,000	43,286
#*	China ZhengTong Auto Services Holdings, Ltd.	666,000	92,780
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,300	39,413
*	China Zhongwang Holdings, Ltd.	878,400	179,342
	Chinasoft International, Ltd.	816,000	592,366
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	29,500	51,049
	Chongqing Brewery Co., Ltd., Class A	1,500	23,954
*	Chongqing Changan Automobile Co., Ltd., Class A	40,800	100,966
	Chongqing Department Store Co., Ltd., Class A	9,400	50,630
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	8,100	21,528
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	10,200	63,725
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	34,430
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,181,000	471,580
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,300	20,505
	Chow Tai Seng Jewellery Co., Ltd., Class A	11,300	41,608
	CIFI Holdings Group Co., Ltd.	1,519,085	1,052,393
	CIMC Enric Holdings, Ltd.	142,000	66,865
	Cinda Real Estate Co., Ltd., Class A	62,200	38,738
	Cisen Pharmaceutical Co., Ltd., Class A	8,300	18,081
*	CITIC Dameng Holdings, Ltd.	361,000	18,859
*	CITIC Guoan Information Industry Co., Ltd., Class A	78,300	30,133
*	CITIC Resources Holdings, Ltd.	1,250,000	49,346
	CITIC Securities Co., Ltd., Class H	98,000	212,484
	CITIC, Ltd.	1,394,000	996,624
*	Citychamp Watch & Jewellery Group, Ltd.	438,000	88,185
*	CMST Development Co., Ltd., Class A	56,600	37,764
	CNHTC Jinan Truck Co., Ltd., Class A	11,600	60,702

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,400	$21,138
	CNOOC, Ltd.	3,779,000	3,457,618
	CNOOC, Ltd., Sponsored ADR	22,810	2,101,257
	COFCO Biotechnology Co., Ltd., Class A	50,300	61,565
#	COFCO Joycome Foods, Ltd.	318,000	103,696
*Ω	Cogobuy Group	246,000	52,461
#	Colour Life Services Group Co., Ltd.	227,247	110,083
#	Comba Telecom Systems Holdings, Ltd.	408,000	130,869
	Concord New Energy Group, Ltd.	2,600,000	137,654
	Consun Pharmaceutical Group, Ltd.	296,000	116,825
	Contemporary Amperex Technology Co., Ltd., Class A	3,300	121,196
*	Coolpad Group, Ltd.	863,600	18,725
	COSCO SHIPPING Development Co., Ltd., Class H	1,300,000	144,584
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	441,752	174,256
*	COSCO SHIPPING Holdings Co., Ltd., Class H	928,000	593,813
*Ω	Cosmo Lady China Holdings Co., Ltd.	295,000	40,705
	Country Garden Holdings Co., Ltd.	2,593,875	3,205,669
	Country Garden Services Holdings Co., Ltd.	315,550	1,987,239
	CP Pokphand Co., Ltd.	4,042,000	344,838
	CPMC Holdings, Ltd.	247,000	108,920
	CQ Pharmaceutical Holding Co., Ltd., Class A	25,500	20,442
	CRCC High-Tech Equipment Corp., Ltd., Class H	284,000	27,165
	CRRC Corp., Ltd., Class H	545,000	211,395
Ω	CSC Financial Co., Ltd., Class H	84,500	102,467
	CSG Holding Co., Ltd., Class A	44,200	39,435
	CSPC Pharmaceutical Group, Ltd.	2,526,080	2,682,508
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	66,000	64,679
	CSSC Science & Technology Co., Ltd., Class A	10,800	18,837
#*	CT Environmental Group, Ltd.	1,368,000	11,258
	CTS International Logistics Corp., Ltd., Class A	23,000	24,188
	D&O Home Collection Co., Ltd., Class A	7,100	24,664
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	3,900	22,055
*	Da Ming International Holdings, Ltd.	8,000	1,990
	DaFa Properties Group, Ltd.	13,000	11,632
Ω	Dali Foods Group Co., Ltd.	855,500	531,148
	Dalian Bio-Chem Co., Ltd., Class A	4,000	10,778
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	32,100	16,705
	Daqin Railway Co., Ltd., Class A	123,500	118,288
	Dare Power Dekor Home Co., Ltd., Class A	14,700	35,186
	Dashang Co., Ltd., Class A	5,309	17,955
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	3,900	55,192
	Datang International Power Generation Co., Ltd., Class H	506,000	64,031
*	Datong Coal Industry Co., Ltd., Class A	57,700	40,490
	Dawning Information Industry Co., Ltd., Class A	3,600	19,269
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	51,254
	Dazhong Transportation Group Co., Ltd., Class A	33,500	17,630
	Dazzle Fashion Co., Ltd., Class A	6,800	21,987
*	DBA Telecommunication Asia Holdings, Ltd.	72,000	3,535
	DBG Technology Co., Ltd., Class A	13,300	28,218
	DHC Software Co., Ltd., Class A	34,500	47,160
	Dian Diagnostics Group Co., Ltd., Class A	7,100	41,429
#*	Differ Group Holding Co., Ltd.	772,000	71,755
	Digital China Group Co., Ltd., Class A	15,900	60,954
	Digital China Information Service Co., Ltd., Class A	16,600	43,254
	Do-Fluoride Chemicals Co., Ltd., Class A	11,400	25,160
	Dong-E-E-Jiao Co Ltd, Class A	9,500	54,383
	Dongfang Electronics Co., Ltd., Class A	16,619	11,911
	Dongfeng Motor Group Co., Ltd., Class H	1,048,000	738,238
	Dongjiang Environmental Co., Ltd., Class H	62,600	44,355

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Dongxing Securities Co., Ltd., Class A	22,142	$40,456
	Dongyue Group, Ltd.	960,000	366,287
*	Doushen Beijing Education & Technology, Inc., Class A	7,400	15,582
	Dynagreen Environmental Protection Group Co., Ltd., Class H	54,000	24,234
	East Money Information Co., Ltd., Class A	10,300	36,085
*	Easysight Supply Chain Management Co., Ltd., Class A	21,300	30,237
*	E-Commodities Holdings, Ltd.	828,000	23,775
	EEKA Fashion Holdings, Ltd.	76,000	159,719
	Electric Connector Technology Co., Ltd., Class A	3,400	18,846
	Elion Clean Energy Co., Ltd., Class A	39,100	18,482
	ENN Ecological Holdings Co., Ltd., Class A	29,800	57,224
	ENN Energy Holdings, Ltd.	118,600	1,501,013
#	Essex Bio-technology, Ltd.	140,000	80,211
	Eternal Asia Supply Chain Management, Ltd., Class A	44,100	32,145
	EVA Precision Industrial Holdings, Ltd.	396,000	24,576
	Eve Energy Co., Ltd., Class A	3,290	26,234
	Everbright Jiabao Co., Ltd., Class A	36,000	19,363
Ω	Everbright Securities Co., Ltd., Class H	69,000	56,122
*	Fangda Carbon New Material Co., Ltd., Class A	83,900	78,796
*	Fangda Special Steel Technology Co., Ltd., Class A	54,700	50,007
	Fantasia Holdings Group Co., Ltd.	810,000	153,201
	Far East Horizon, Ltd.	1,241,000	1,224,046
*	FAW Jiefang Group Co., Ltd.	13,900	25,763
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	11,100	39,172
	Financial Street Holdings Co., Ltd., Class A	56,100	55,953
	First Capital Securities Co., Ltd., Class A	13,400	19,922
#	Flat Glass Group Co., Ltd., Class H	44,000	131,452
	Focus Media Information Technology Co., Ltd., Class A	21,200	29,649
*	Focused Photonics Hangzhou, Inc., Class A	8,945	18,104
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,300	16,897
#	Fosun International, Ltd.	678,392	819,180
*	Founder Securities Co., Ltd., Class A	103,100	143,541
	Fu Shou Yuan International Group, Ltd.	309,000	318,290
	Fuan Pharmaceutical Group Co., Ltd., Class A	21,600	19,848
	Fufeng Group, Ltd.	903,600	286,262
	Fujian Longking Co., Ltd., Class A	28,300	42,716
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	5,400	16,619
	Fujian Star-net Communication Co., Ltd., Class A	10,400	37,297
	Fujian Sunner Development Co., Ltd., Class A	29,600	97,654
*	Fullshare Holdings, Ltd.	3,450,000	69,947
Ω	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	1,137,057
	Gansu Qilianshan Cement Group Co., Ltd., Class A	14,500	31,405
	Gansu Shangfeng Cement Co., Ltd., Class A	15,700	51,599
#*	GCL New Energy Holdings, Ltd.	2,012,000	29,685
*	GCL System Integration Technology Co., Ltd., Class A	38,100	19,667
*	GCL-Poly Energy Holdings, Ltd.	7,683,000	352,819
	GD Power Development Co., Ltd., Class A	73,200	21,444
*	GDS Holdings, Ltd., ADR	1,566	131,607
	Geely Automobile Holdings, Ltd.	2,005,000	4,119,985
	GEM Co., Ltd., Class A	86,200	62,060
	Gemdale Corp., Class A	59,304	118,467
	Gemdale Properties & Investment Corp., Ltd.	2,698,000	419,032
Ω	Genertec Universal Medical Group Co., Ltd.	474,000	330,104
	Genimous Technology Co., Ltd., Class A	37,100	32,551
	Getein Biotech, Inc., Class A	3,600	20,742
	GF Securities Co., Ltd., Class H	327,600	423,616
	Gigadevice Semiconductor Beijing, Inc., Class A	800	23,255
*	Global Top E-Commerce Co., Ltd., Class A	41,100	34,953
*	Glorious Property Holdings, Ltd.	1,665,000	51,708

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	GoerTek, Inc., Class A	35,600	$241,615
	Goldcard Smart Group Co., Ltd.	6,400	14,604
	Golden Eagle Retail Group, Ltd.	273,000	250,196
	GoldenHome Living Co., Ltd., Class A	2,500	21,070
	Goldlion Holdings, Ltd.	162,000	33,719
#*	GOME Retail Holdings, Ltd.	3,285,060	364,950
*	Gosuncn Technology Group Co., Ltd., Class A	27,521	19,915
*	Gotion High-tech Co., Ltd., Class A	17,400	68,738
*	Grand Baoxin Auto Group, Ltd.	439,881	54,702
	Grandjoy Holdings Group Co., Ltd., Class A	86,800	59,231
	Great Wall Motor Co., Ltd., Class H	605,500	980,347
	Greattown Holdings, Ltd., Class A	62,300	48,983
	Greatview Aseptic Packaging Co., Ltd.	543,000	232,659
	Gree Electric Appliances, Inc., Class A	30,870	270,638
*	Gree Real Estate Co., Ltd., Class A	25,000	36,218
	Greenland Holdings Corp., Ltd., Class A	79,800	73,955
	Greenland Hong Kong Holdings, Ltd.	589,000	191,478
	Greentown China Holdings, Ltd.	499,500	811,796
	Greentown Service Group Co., Ltd.	562,000	616,968
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	31,000	21,624
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	13,100	15,884
	Guangdong Haid Group Co., Ltd., Class A	15,000	138,146
*	Guangdong HEC Technology Holding Co., Ltd., Class A	76,200	64,885
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	22,500	19,234
	Guangdong Investment, Ltd.	386,000	572,480
*	Guangdong Shirongzhaoye Co., Ltd., Class A	20,900	20,328
	Guangdong Tapai Group Co., Ltd., Class A	29,000	57,005
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	10,400	68,910
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	18,365
*	Guanghui Energy Co., Ltd., Class A	221,730	95,531
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	50,317
	Guangshen Railway Co., Ltd., Class H	442,000	73,660
	Guangxi Liugong Machinery Co., Ltd., Class A	31,800	33,485
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	5,825	20,416
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	89,833	42,665
	Guangzhou Automobile Group Co., Ltd., Class H	780,000	801,905
	Guangzhou Baiyun International Airport Co., Ltd., Class A	48,400	90,899
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	48,000	114,122
	Guangzhou Haige Communications Group, Inc. Co., Class A	20,858	34,920
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	2,000	31,537
	Guangzhou R&F Properties Co., Ltd., Class H	766,000	974,106
	Guangzhou Restaurant Group Co., Ltd., Class A	7,300	40,399
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	3,700	34,491
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	3,900	59,949
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	2,900	27,002
	Guangzhou Wondfo Biotech Co., Ltd., Class A	2,800	31,871
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	32,500	76,073
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	15,500	20,136
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	20,200	19,847
	Guizhou Gas Group Corp., Ltd., Class A	12,800	21,193
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	33,800	30,321
	Guizhou Space Appliance Co., Ltd., Class A	2,700	18,396
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	16,900	16,181
*	Guolian Securities Co., Ltd., Class H	107,500	47,451
	Guomai Technologies, Inc., Class A	17,400	21,017
	Guorui Properties, Ltd.	554,000	60,888
*	Guosheng Financial Holding, Inc., Class A	29,900	39,656
#Ω	Guotai Junan Securities Co., Ltd., Class H	51,400	66,999
	Guoyuan Securities Co., Ltd., Class A	64,800	81,253

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*Ω	Haichang Ocean Park Holdings, Ltd.	344,000	$17,785
	Haier Electronics Group Co., Ltd.	411,000	1,566,825
	Haier Smart Home Co., Ltd., Class A	54,100	201,302
*	Hailiang Education Group, Inc., ADR	1,838	120,021
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	213,690
	Hainan Poly Pharm Co., Ltd., Class A	5,400	34,137
	Hainan Strait Shipping Co., Ltd., Class A	12,400	16,607
	Haisco Pharmaceutical Group Co., Ltd., Class A	8,500	28,652
	Haitian International Holdings, Ltd.	412,000	1,021,166
*	Haitong Securities Co., Ltd., Class H	344,800	292,097
*	Hand Enterprise Solutions Co., Ltd., Class A	13,900	19,650
	Hangcha Group Co., Ltd., Class A	8,700	24,699
	Hangjin Technology Co., Ltd., Class A	5,800	16,841
	Hangxiao Steel Structure Co., Ltd., Class A	32,600	20,302
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	76,700	55,570
	Hangzhou Century Co., Ltd., Class A	11,800	17,975
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	54,400	365,671
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	18,000	77,573
	Hangzhou Robam Appliances Co., Ltd., Class A	3,565	19,517
	Han’s Laser Technology Industry Group Co. Ltd., Class A	8,600	51,779
Ω	Harbin Bank Co., Ltd., Class H	231,000	27,772
	Harbin Boshi Automation Co., Ltd., Class A	15,300	27,824
*	Harbin Electric Co., Ltd., Class H	354,236	99,387
*Ω	Harmonicare Medical Holdings, Ltd.	74,000	19,472
	HBIS Resources Co., Ltd., Class A	11,500	21,813
#*	HC Group, Inc.	211,500	27,292
	Health and Happiness H&H International Holdings, Ltd.	124,500	495,895
	Hebei Chengde Lolo Co., Class A	18,800	19,294
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	11,830	22,494
	Heilongjiang Agriculture Co., Ltd., Class A	33,900	88,262
	Henan Pinggao Electric Co., Ltd., Class A	33,800	33,681
	Henan Shenhuo Coal & Power Co., Ltd., Class A	56,101	42,757
	Henan Shuanghui Investment & Development Co., Ltd., Class A	20,100	150,254
	Henan Yuguang Gold & Lead Co., Ltd., Class A	29,700	21,197
	Henan Zhongyuan Expressway Co., Ltd., Class A	40,100	20,377
	Hengan International Group Co., Ltd.	305,000	2,127,544
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	20,300	42,738
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	175,295
	Hengtong Optic-electric Co., Ltd., Class A	31,791	69,682
*	Hesteel Co., Ltd., Class A	260,600	80,273
	Hexing Electrical Co., Ltd., Class A	6,050	13,020
*	Hilong Holding, Ltd.	544,000	11,262
	Hisense Home Appliances Group Co., Ltd., Class H	125,000	179,752
	Hithink RoyalFlush Information Network Co., Ltd., Class A	2,500	50,586
	HKC Holdings, Ltd.	91,739	47,067
	Holitech Technology Co., Ltd., Class A	81,700	54,192
	Hongda Xingye Co., Ltd., Class A	71,300	38,409
	Hongfa Technology Co., Ltd., Class A	6,500	50,025
*	Honghua Group, Ltd.	1,656,000	41,769
Ω	Honworld Group, Ltd.	59,000	18,157
	Hopson Development Holdings, Ltd.	302,000	772,598
*	Hua Han Health Industry Holdings, Ltd.	1,573,842	20,179
*Ω	Hua Hong Semiconductor, Ltd.	85,000	313,148
	Huaan Securities Co., Ltd., Class A	63,400	75,611
	Huadian Power International Corp., Ltd., Class H	388,000	96,272
	Huadong Medicine Co., Ltd., Class A	40,600	169,493
	Huafa Industrial Co., Ltd. Zhuhai, Class A	43,503	42,165
	Huafon Microfibre Shanghai Technology Co., Ltd.	20,600	21,492
	Huafu Fashion Co., Ltd., Class A	25,100	25,690

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huagong Tech Co., Ltd., Class A	4,900	$17,083
	Huaneng Power International, Inc., Sponsored ADR	3,000	44,760
	Huaneng Power International, Inc., Class H	516,000	192,761
	Huapont Life Sciences Co., Ltd., Class A	49,600	38,601
Ω	Huatai Securities Co., Ltd., Class H	187,200	303,191
*	Huawen Media Group, Class A	45,400	19,294
	Huaxi Holdings Co., Ltd.	46,000	13,238
	Huaxi Securities Co., Ltd., Class A	43,500	75,567
	Huaxia Bank Co., Ltd., Class A	101,947	92,304
	Huaxin Cement Co., Ltd., Class A	41,805	151,523
	Huayu Automotive Systems Co., Ltd., Class A	41,471	192,917
	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	27,112
	Huazhu Group, Ltd., ADR	30,524	1,209,666
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	74,419	55,427
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	20,700	68,404
*	Hubei Kaile Science & Technology Co., Ltd., Class A	27,400	50,741
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	26,900	45,256
*Ω	Huifu Payment, Ltd.	34,400	8,697
	Huishang Bank Corp., Ltd., Class H	186,200	61,319
	Hunan Aihua Group Co., Ltd., Class A	6,600	24,917
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	52,600	18,181
	Hunan Gold Corp., Ltd., Class A	35,000	43,731
	Hunan Valin Steel Co., Ltd., Class A	162,000	123,010
	Hundsun Technologies, Inc., Class A	1,590	22,152
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	39,600	57,353
*	Hytera Communications Corp., Ltd., Class A	36,705	39,128
*	HyUnion Holding Co., Ltd., Class A	15,400	15,197
	Iflytek Co., Ltd., Class A	8,500	48,413
	IKD Co., Ltd., Class A	5,000	10,144
Ω	IMAX China Holding, Inc.	106,100	172,453
	Industrial & Commercial Bank of China, Ltd., Class H	9,774,460	5,550,564
	Industrial Bank Co., Ltd., Class A	163,800	435,768
	Industrial Securities Co., Ltd., Class A	86,900	100,868
	Infore Environment Technology Group Co., Ltd., Class A	40,700	49,478
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	371,200	63,236
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,400	19,639
	Inner Mongolia First Machinery Group Co., Ltd., Class A	24,200	39,269
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	65,400	68,999
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	43,300	257,313
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	16,979
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	88,900	27,663
	Inspur Electronic Information Industry Co., Ltd., Class A	7,800	35,618
*	Inspur International, Ltd.	122,000	28,846
	Jack Sewing Machine Co., Ltd., Class A	5,600	23,736
	Jafron Biomedical Co., Ltd., Class A	4,200	49,827
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	14,100	18,416
*	JD.com, Inc., ADR	23,730	1,934,470
	Jiajiayue Group Co., Ltd., Class A	7,700	32,975
	Jiangling Motors Corp., Ltd., Class A	9,800	29,230
	Jiangnan Group, Ltd.	1,143,000	59,062
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	54,400	19,438
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,000	64,798
	Jiangsu Eastern Shenghong Co., Ltd., Class A	58,000	53,320
	Jiangsu Expressway Co., Ltd., Class H	198,000	198,174
	Jiangsu Guotai International Group Co., Ltd., Class A	23,700	21,967
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	3,600	40,754
	Jiangsu Hengrui Medicine Co., Ltd., Class A	16,132	214,564
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	11,300	33,861

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	34,300	$20,598
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	19,700	37,139
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	9,600	74,515
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	17,700	20,694
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	13,900	32,647
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	21,600	41,827
	Jiangsu Shagang Co., Ltd., Class A	25,300	49,080
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	17,677	444,566
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	94,621
	Jiangsu Yoke Technology Co., Ltd., Class A	2,100	15,894
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	20,100	92,798
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	43,200	37,400
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	29,400	39,725
	Jiangsu Zhongtian Technology Co., Ltd., Class A	66,200	109,176
	Jiangxi Bank Co., Ltd., Class H	24,500	10,429
	Jiangxi Copper Co., Ltd., Class H	450,000	537,384
	Jiangxi Wannianqing Cement Co., Ltd., Class A	8,100	17,102
	Jiangxi Zhengbang Technology Co., Ltd., Class A	44,700	114,351
	Jiangzhong Pharmaceutical Co., Ltd., Class A	12,000	20,738
	Jiayuan International Group, Ltd.	516,406	220,571
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,400	41,254
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	21,000	11,070
	Jinchuan Group International Resources Co., Ltd.	737,000	69,668
	Jinduicheng Molybdenum Co., Ltd., Class A	63,200	53,634
	Jingrui Holdings, Ltd.	257,000	70,235
	Jinke Properties Group Co., Ltd., Class A	28,700	33,303
*	JinkoSolar Holding Co., Ltd., ADR	12,641	736,970
	Jinneng Science&Technology Co., Ltd., Class A	11,000	20,336
	Jinyu Bio-Technology Co., Ltd., Class A	5,400	19,125
	Jinyuan EP Co., Ltd., Class A	9,500	11,335
	JiuGui Liquor Co., Ltd., Class A	1,700	25,464
	Jiuzhitang Co., Ltd., Class A	15,400	19,139
	Jizhong Energy Resources Co., Ltd., Class A	98,600	52,239
	JL Mag Rare-Earth Co., Ltd., Class A	3,800	21,979
	JNBY Design, Ltd.	173,000	188,414
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	41,500	93,678
	Joinn Laboratories China Co., Ltd., Class A	1,600	25,187
*	Jointown Pharmaceutical Group Co., Ltd., Class A	38,800	105,408
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	2,100	19,752
	Joy City Property, Ltd.	1,920,000	118,118
	Joyoung Co., Ltd., Class A	6,500	34,293
	JOYY, Inc., ADR	13,064	1,193,788
	JSTI Group, Class A	16,200	17,609
	Ju Teng International Holdings, Ltd.	460,000	139,437
	Juewei Food Co., Ltd., Class A	5,200	62,966
	Juneyao Airlines Co., Ltd., Class A	8,100	12,971
*	Kai Yuan Holdings, Ltd.	1,980,000	10,189
	Kaisa Group Holdings, Ltd.	1,407,000	656,226
	Kaisa Prosperity Holdings, Ltd.	16,750	46,478
*Ω	Kangda International Environmental Co., Ltd.	285,000	24,713
#*	Kasen International Holdings, Ltd.	194,000	17,887
	Kinetic Mines and Energy, Ltd.	812,000	36,721
	Kingboard Holdings, Ltd.	265,500	899,261
	Kingboard Laminates Holdings, Ltd.	735,000	1,174,748
	Kingdee International Software Group Co., Ltd.	124,000	327,392
	Kingsoft Corp., Ltd.	5,000	26,896
	Konka Group Co., Ltd., Class A	30,600	26,696
	KPC Pharmaceuticals, Inc., Class A	14,300	19,822
	Kunlun Energy Co., Ltd.	2,228,000	1,442,415

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	9,600	$33,635
	Kweichow Moutai Co., Ltd., Class A	5,808	1,451,111
	KWG Group Holdings, Ltd.	718,400	952,663
*	KWG Living Group Holdings, Ltd.	359,200	281,707
	Laobaixing Pharmacy Chain JSC, Class A	5,320	56,893
	Lee & Man Chemical Co., Ltd.	66,300	24,967
	Lee & Man Paper Manufacturing, Ltd.	641,600	486,238
	Lee’s Pharmaceutical Holdings, Ltd.	122,000	68,612
Ω	Legend Holdings Corp., Class H	165,200	222,274
	Lenovo Group, Ltd.	3,976,000	2,496,425
	Lens Technology Co., Ltd., Class A	4,800	24,045
	Leo Group Co., Ltd., Class A	48,700	23,100
	Lepu Medical Technology Beijing Co., Ltd., Class A	11,080	51,054
*	LexinFintech Holdings, Ltd., ADR	19,782	163,004
	Leyard Optoelectronic Co., Ltd., Class A	55,800	59,596
	Li Ning Co., Ltd.	320,500	1,670,427
	LianChuang Electronic Technology Co., Ltd., Class A	12,500	18,858
	Liaoning Cheng Da Co., Ltd., Class A	10,400	35,120
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	18,100	33,442
*	Lier Chemical Co., Ltd., Class A	9,800	29,158
*	Lifestyle China Group, Ltd.	229,500	30,273
*	Lifetech Scientific Corp.	708,000	180,440
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	23,900	14,103
	Lingyi iTech Guangdong Co., Class A	36,700	71,662
	Liuzhou Iron & Steel Co., Ltd., Class A	30,200	20,910
	Livzon Pharmaceutical Group, Inc., Class H	49,256	218,301
	Logan Group Co., Ltd.	740,000	1,161,048
	Lomon Billions Group Co., Ltd., Class A	32,200	119,254
	Loncin Motor Co., Ltd., Class A	31,100	17,678
	Long Yuan Construction Group Co., Ltd., Class A	39,400	46,624
Ω	Longfor Group Holdings, Ltd.	545,500	2,988,854
	LONGi Green Energy Technology Co., Ltd., Class A	14,900	169,412
	Longshine Technology Group Co., Ltd., Class A	4,500	11,249
	Lonking Holdings, Ltd.	1,256,000	334,490
	Luenmei Quantum Co., Ltd., Class A	26,410	52,192
	Luoniushan Co., Ltd., Class A	13,500	19,350
*	Luoyang Glass Co., Ltd., Class H	32,000	14,293
	Luxi Chemical Group Co., Ltd., Class A	30,000	45,125
	Luxshare Precision Industry Co., Ltd., Class A	32,539	266,525
Ω	Luye Pharma Group, Ltd.	696,000	403,904
	Luzhou Laojiao Co., Ltd., Class A	10,200	263,440
	LVGEM China Real Estate Investment Co., Ltd.	162,000	51,855
#	Maanshan Iron & Steel Co., Ltd., Class H	178,000	41,137
	Maccura Biotechnology Co., Ltd., Class A	9,900	76,590
	Mango Excellent Media Co., Ltd., Class A	5,440	60,377
	Maoye International Holdings, Ltd.	445,000	18,087
*	Markor International Home Furnishings Co., Ltd., Class A	24,600	18,617
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	20,375
*Ω	Meitu, Inc.	401,000	70,624
*	Meituan Dianping, Class B	15,300	570,371
	Metallurgical Corp. of China, Ltd., Class H	878,000	141,884
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,200	19,653
	Ming Yang Smart Energy Group, Ltd., Class A	28,000	67,904
*	Mingfa Group International Co., Ltd.	589,000	4,277
	Minmetals Land, Ltd.	764,000	87,055
#Ω	Minsheng Education Group Co., Ltd.	70,000	8,858
	Minth Group, Ltd.	344,000	1,423,470
	MLS Co., Ltd., Class A	23,400	42,527
*	MMG, Ltd.	1,680,000	398,438

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	MOBI Development Co., Ltd.	124,000	$9,794
	Modern Land China Co., Ltd.	444,400	57,477
	Momo, Inc., Sponsored ADR	63,205	948,075
*	Montnets Rongxin Technology Group Co., Ltd., Class A	8,100	18,818
	Muyuan Foods Co., Ltd., Class A	18,500	196,195
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,900	21,445
*	Nan Hai Corp., Ltd.	8,450,000	51,270
	Nanfang Communication Holdings, Ltd.	64,000	6,585
	NanJi E-Commerce Co., Ltd., Class A	15,900	43,715
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	3,300	19,351
	Nanjing Panda Electronics Co., Ltd., Class H	18,000	10,922
	Nanjing Securities Co., Ltd., Class A	20,600	38,525
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	31,052	47,823
*	Nanyang Topsec Technologies Group, Inc., Class A	4,200	13,235
	NARI Technology Co., Ltd., Class A	53,900	167,500
*	Nature Home Holding Co., Ltd.	228,000	28,810
	NavInfo Co., Ltd., Class A	22,100	46,984
	NetDragon Websoft Holdings, Ltd.	86,500	186,088
	NetEase, Inc., ADR	47,360	4,110,374
	New China Life Insurance Co., Ltd., Class H	245,600	981,627
	New Hope Liuhe Co., Ltd., Class A	35,500	142,641
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	4,028	646,011
*	New World Department Store China, Ltd.	223,000	33,607
	Newland Digital Technology Co., Ltd., Class A	16,900	39,996
	Nexteer Automotive Group, Ltd.	654,000	546,157
	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,724,646
	Ninestar Corp., Class A	14,300	62,356
	Ningbo Huaxiang Electronic Co., Ltd., Class A	16,300	39,814
	Ningbo Joyson Electronic Corp., Class A	28,900	103,487
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,400	40,574
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	31,200	32,871
	Ningbo Yunsheng Co., Ltd., Class A	22,800	21,126
	Ningbo Zhoushan Port Co., Ltd., Class A	85,200	46,408
	Ningxia Jiaze New Energy Co., Ltd., Class A	45,200	20,726
*	Noah Holdings, Ltd., Sponsored ADR	6,747	177,649
	Norinco International Cooperation, Ltd., Class A	18,800	20,396
	North Huajin Chemical Industries Co., Ltd., Class A	29,400	21,891
*	Northeast Pharmaceutical Group Co., Ltd., Class A	11,263	9,084
	Northeast Securities Co., Ltd., Class A	67,104	93,684
	Oceanwide Holdings Co., Ltd., Class A	110,100	67,742
	Offcn Education Technology Co., Ltd., Class A	4,000	23,635
	Offshore Oil Engineering Co., Ltd., Class A	129,514	82,012
	OFILM Group Co., Ltd., Class A	39,700	91,845
	Oppein Home Group, Inc., Class A	2,200	40,451
	Opple Lighting Co., Ltd., Class A	6,500	29,118
	ORG Technology Co., Ltd., Class A	34,700	29,211
*	Orient Group, Inc., Class A	91,900	48,516
Ω	Orient Securities Co., Ltd., Class H	179,600	118,334
	Oriental Pearl Group Co., Ltd., Class A	44,700	61,393
*	Ourpalm Co., Ltd., Class A	17,400	16,954
	Ovctek China, Inc., Class A	2,200	22,432
	Overseas Chinese Town Asia Holdings, Ltd.	146,000	29,817
	Pacific Online, Ltd.	210,000	28,819
*	Pacific Securities Co., Ltd, Class A	68,600	38,631
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	207,300	61,734
	PCI-Suntek Technology Co., Ltd., Class A	29,900	40,082
	People’s Insurance Co. Group of China, Ltd. (The), Class H	1,078,000	320,767
	Perfect World Co., Ltd., Class A	3,700	15,528
	PetroChina Co., Ltd., ADR	6,046	172,069

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	PetroChina Co., Ltd., Class H	3,134,000	$880,144
	PharmaBlock Sciences Nanjing, Inc., Class A	1,300	26,399
	PICC Property & Casualty Co., Ltd., Class H	1,869,753	1,269,026
	Ping An Bank Co., Ltd., Class A	152,025	403,436
*Ω	Ping An Healthcare and Technology Co., Ltd.	6,500	83,874
	Ping An Insurance Group Co. of China, Ltd., Class H	883,500	9,135,101
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	59,800	46,632
*	Polaris Bay Group Co., Ltd., Class A	32,500	57,152
	Poly Developments and Holdings Group Co., Ltd., Class A	41,400	95,175
	Poly Property Group Co., Ltd.	1,141,000	329,533
Ω	Postal Savings Bank of China Co., Ltd., Class H	917,000	450,030
*	Pou Sheng International Holdings, Ltd.	1,044,000	239,274
	Power Construction Corp. of China, Ltd., Class A	141,600	81,385
	Powerlong Real Estate Holdings, Ltd.	728,000	490,147
	Proya Cosmetics Co., Ltd., Class A	1,100	28,446
#	Q Technology Group Co., Ltd.	148,000	163,563
	Qianhe Condiment and Food Co., Ltd., Class A	3,600	20,562
	Qingdao East Steel Tower Stock Co., Ltd., Class A	14,900	17,264
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	7,300	20,487
	Qingdao Gon Technology Co., Ltd., Class A	6,000	27,809
	Qingdao Hanhe Cable Co., Ltd., Class A	30,600	18,886
Ω	Qingdao Port International Co., Ltd., Class H	269,000	152,858
	Qingdao TGOOD Electric Co., Ltd., Class A	15,600	50,691
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,400	2,607
*	Qunxing Paper Holdings Co.	147,174	0
	Rainbow Digital Commercial Co., Ltd., Class A	21,700	26,662
	Rastar Group, Class A	32,800	19,912
*	Realcan Pharmaceutical Group Co., Ltd., Class A	25,100	20,891
Ω	Red Star Macalline Group Corp., Ltd., Class H	167,939	101,225
Ω	Redco Properties Group, Ltd.	606,000	268,338
	Renhe Pharmacy Co., Ltd., Class A	22,300	21,448
*	REXLot Holdings, Ltd.	5,031,399	2,531
	Rianlon Corp., Class A	4,600	23,750
	RiseSun Real Estate Development Co., Ltd., Class A	134,500	141,482
	Road King Infrastructure, Ltd.	96,000	114,176
	Rongan Property Co., Ltd., Class A	47,000	18,305
	Rongsheng Petro Chemical Co., Ltd., Class A	14,600	41,642
	Ronshine China Holdings, Ltd.	221,500	151,009
*	Roshow Technology Co., Ltd., Class A	16,500	17,413
	Runjian Co., Ltd., Class A	5,156	21,005
	Sai Micro Electronics, Inc., Class A	3,200	13,046
	SAIC Motor Corp, Ltd., Class A	32,100	111,128
	Sailun Group Co., Ltd., Class A	61,800	45,695
	Sanan Optoelectronics Co., Ltd., Class A	11,000	36,614
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	24,900	20,899
	Sansteel Minguang Co., Ltd. Fujian, Class A	62,500	61,525
	Sany Heavy Equipment International Holdings Co., Ltd.	421,000	232,091
	Sany Heavy Industry Co., Ltd., Class A	125,900	489,269
*	Saurer Intelligent Technology Co., Ltd., Class A	47,700	36,443
	SDIC Power Holdings Co., Ltd., Class A	14,600	20,181
	Sealand Securities Co., Ltd., Class A	126,800	98,723
	Seazen Group, Ltd.	1,404,000	1,052,589
	Seazen Holdings Co., Ltd. , Class A	51,756	251,841
*	Semiconductor Manufacturing International Corp.	588,100	1,734,972
	S-Enjoy Service Group Co., Ltd.	38,000	94,496
	SF Holding Co., Ltd., Class A	14,512	179,757
	SGIS Songshan Co., Ltd., Class A	66,500	41,815
	Shaanxi Coal Industry Co., Ltd., Class A	199,200	260,853
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	28,747	104,197

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Chenming Paper Holdings, Ltd., Class H	148,750	$59,219
	Shandong Denghai Seeds Co., Ltd., Class A	9,600	24,564
#Ω	Shandong Gold Mining Co., Ltd., Class H	151,250	358,265
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	13,400	49,198
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	48,400	204,800
	Shandong Humon Smelting Co., Ltd., Class A	5,600	11,652
	Shandong Linglong Tyre Co., Ltd., Class A	13,100	58,659
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,200	20,600
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	4,000	8,938
	Shandong Nanshan Aluminum Co., Ltd., Class A	196,712	69,137
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,300	19,995
	Shandong Publishing & Media Co., Ltd., Class A	23,000	20,865
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,900	23,955
	Shandong Sun Paper Industry JSC, Ltd., Class A	43,300	90,125
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	624,000	1,210,179
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	53,784
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	27,300	44,251
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	153,700	62,121
	Shanghai AJ Group Co., Ltd., Class A	27,300	32,740
	Shanghai AtHub Co., Ltd., Class A	1,800	18,749
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	2,700	26,916
	Shanghai Baosight Software Co., Ltd., Class A	6,400	60,785
	Shanghai Belling Co., Ltd., Class A	12,700	29,430
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	5,000	19,928
	Shanghai East China Computer Co., Ltd., Class A	9,700	33,317
#*	Shanghai Electric Group Co., Ltd., Class H	674,000	191,579
	Shanghai Electric Power Co., Ltd., Class A	30,500	32,595
	Shanghai Environment Group Co., Ltd., Class A	27,700	46,032
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	84,500	348,731
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	52,413
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	1,200	11,976
	Shanghai Industrial Development Co., Ltd., Class A	39,800	30,198
#	Shanghai Industrial Holdings, Ltd.	271,000	362,104
	Shanghai Industrial Urban Development Group, Ltd.	941,200	87,741
	Shanghai International Airport Co Ltd, Class A	2,000	19,786
	Shanghai International Port Group Co., Ltd., Class A	33,100	20,690
	Shanghai Jahwa United Co., Ltd., Class A	9,210	56,851
	Shanghai Jin Jiang Capital Co., Ltd., Class H	684,000	95,375
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	5,500	10,441
	Shanghai Kinetic Medical Co., Ltd., Class A	3,100	8,772
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	14,350	24,675
	Shanghai M&G Stationery Inc, Class A	3,322	39,907
	Shanghai Maling Aquarius Co., Ltd., Class A	12,800	17,666
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,500	55,058
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	215,300	334,211
*	Shanghai Phichem Material Co., Ltd., Class A	6,800	20,310
	Shanghai Prime Machinery Co., Ltd., Class H	114,000	22,359
	Shanghai Pudong Development Bank Co., Ltd., Class A	212,600	294,098
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	1,400	23,371
	Shanghai RAAS Blood Products Co., Ltd., Class A	57,580	73,518
	Shanghai Shimao Co., Ltd., Class A	71,300	61,714
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	28,300	42,769
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	2,800	20,032
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	15,100	19,149
	Shanghai Tunnel Engineering Co., Ltd., Class A	85,788	71,582
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	21,500	52,251
*	Shanghai Wanye Enterprises Co., Ltd., Class A	13,500	34,047
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	55,600	72,093
*	Shanghai Zendai Property, Ltd.	2,745,000	12,808

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,700	$55,802
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,200	20,825
	Shanxi Blue Flame Holding Co., Ltd., Class A	17,500	20,487
	Shanxi Coking Co., Ltd., Class A	30,400	22,925
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	110,500	97,271
*	Shanxi Meijin Energy Co., Ltd., Class A	77,900	69,590
	Shanxi Securities Co., Ltd., Class A	63,720	71,659
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	121,600	63,662
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,736	125,715
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	101,740	70,483
*	Shanying International Holding Co., Ltd., Class A	114,100	52,237
*	Shede Spirits Co., Ltd., Class A	3,400	22,845
	Shenergy Co., Ltd., Class A	54,450	42,469
	Shengda Resources Co., Ltd., Class A	14,800	30,716
*	Shenghe Resources Holding Co., Ltd., Class A	19,400	19,108
*Ω	Shengjing Bank Co., Ltd., Class H	144,500	127,668
	Shengyi Technology Co., Ltd., Class A	19,500	69,864
	Shennan Circuits Co., Ltd., Class A	3,500	56,584
	Shenwan Hongyuan Group Co., Ltd.	279,200	70,840
	Shenzhen Agricultural Products Group Co., Ltd., Class A	19,000	20,040
	Shenzhen Airport Co., Ltd., Class A	38,800	46,345
	Shenzhen Aisidi Co., Ltd., Class A	30,800	37,288
	Shenzhen Anche Technologies Co., Ltd., Class A	1,100	7,035
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	32,300	19,107
	Shenzhen Capchem Technology Co., Ltd., Class A	4,085	45,832
	Shenzhen Comix Group Co., Ltd., Class A	6,000	12,808
	Shenzhen Das Intellitech Co., Ltd., Class A	34,400	20,501
	Shenzhen Desay Battery Technology Co., Class A	4,200	30,805
	Shenzhen Energy Group Co., Ltd., Class A	28,140	22,833
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	6,500	23,311
#	Shenzhen Expressway Co., Ltd., Class H	210,000	187,303
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	11,200	17,766
	Shenzhen Gas Corp., Ltd., Class A	33,100	36,432
	Shenzhen Gongjin Electronics Co., Ltd., Class A	22,293	38,806
	Shenzhen Goodix Technology Co., Ltd., Class A	3,400	87,428
	Shenzhen Grandland Group Co., Ltd., Class A	52,550	25,700
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	8,800	22,175
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	19,200	57,125
	Shenzhen Heungkong Holding Co., Ltd., Class A	45,000	13,739
	Shenzhen International Holdings, Ltd.	670,281	1,043,736
	Shenzhen Investment, Ltd.	1,439,142	439,630
	Shenzhen Jinjia Group Co., Ltd., Class A	34,800	46,694
	Shenzhen Kaifa Technology Co., Ltd., Class A	13,600	43,224
	Shenzhen Kinwong Electronic Co., Ltd., Class A	6,700	32,096
	Shenzhen Megmeet Electrical Co., Ltd., Class A	7,300	36,745
*	Shenzhen MTC Co., Ltd., Class A	44,300	39,936
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	90,900	54,896
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	97,400	95,564
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	19,800	91,321
	Shenzhen SC New Energy Technology Corp., Class A	1,900	28,394
	Shenzhen SDG Information Co., Ltd., Class A	10,300	15,256
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,300	25,592
	Shenzhen Sunline Tech Co., Ltd., Class A	2,900	9,581
	Shenzhen Sunlord Electronics Co., Ltd., Class A	15,100	58,295
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	18,600	46,652
	Shenzhen Sunway Communication Co., Ltd., Class A	6,000	42,651
	Shenzhen Tagen Group Co., Ltd., Class A	47,900	49,021
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	65,000	34,814
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	27,600	21,666

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen World Union Group, Inc., Class A	11,100	$8,888
	Shenzhen Yinghe Technology Co., Ltd., Class A	4,000	17,149
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	12,700	56,224
	Shenzhen Zhenye Group Co., Ltd., Class A	16,200	13,868
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,600	64,156
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	44,600	45,535
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	23,800	94,751
	Shimao Group Holdings, Ltd.	501,000	1,774,699
	Shinva Medical Instrument Co., Ltd., Class A	8,600	21,157
	Shougang Fushan Resources Group, Ltd.	727,839	170,350
*	Shouhang High-Tech Energy Co., Ltd., Class A	52,800	19,359
	Shui On Land, Ltd.	1,429,656	188,511
*	Siasun Robot & Automation Co., Ltd., Class A	18,200	36,430
	Sichuan Expressway Co., Ltd., Class H	266,000	57,701
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	187,700	37,612
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	30,800	107,888
	Sichuan Languang Development Co., Ltd., Class A	79,200	58,470
	Sichuan Shuangma Cement Co., Ltd., Class A	10,100	19,770
	Sichuan Swellfun Co., Ltd., Class A	3,100	30,698
	Sichuan Yahua Industrial Group Co., Ltd., Class A	14,700	28,402
	Sieyuan Electric Co., Ltd., Class A	14,800	47,366
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	183,007
*	SINA Corp.	19,753	846,416
	Sino Biopharmaceutical, Ltd.	2,172,745	2,200,977
	Sino Wealth Electronic, Ltd., Class A	4,400	22,504
	Sinocare, Inc., Class A	4,345	26,657
	Sinochem International Corp., Class A	76,900	60,140
	Sinofert Holdings, Ltd.	1,054,000	94,020
	Sinolink Securities Co., Ltd., Class A	20,000	44,820
	Sinoma International Engineering Co., Class A	32,700	36,799
	Sinoma Science & Technology Co., Ltd., Class A	29,300	84,138
	Sinomach Automobile Co., Ltd., Class A	25,200	22,594
	Sino-Ocean Group Holding, Ltd.	1,358,332	259,806
	Sinopec Engineering Group Co., Ltd., Class H	594,000	230,890
	Sinopec Kantons Holdings, Ltd.	422,000	152,562
*	Sinopec Oilfield Service Corp., Class H	700,000	43,460
#	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,266,000	233,971
	Sinopharm Group Co., Ltd., Class H	534,400	1,227,753
	Sino-Platinum Metals Co., Ltd., Class A	6,400	20,499
*	Sinosoft Technology Group, Ltd.	416,000	62,364
	Sinotrans, Ltd., Class H	830,000	245,802
	Sinotruk Hong Kong, Ltd.	434,500	1,111,387
	Skshu Paint Co., Ltd., Class A	1,000	22,161
	Skyfame Realty Holdings, Ltd.	1,856,000	244,466
	Skyworth Digital Co., Ltd., Class A	12,300	16,048
*	Skyworth Group, Ltd.	384,324	100,676
#*	SMI Holdings Group, Ltd.	414,396	10,022
*	SOHO China, Ltd.	1,213,500	325,112
	Songcheng Performance Development Co., Ltd., Class A	7,600	18,877
	SooChow Securities Co., Ltd., Class A	28,500	41,747
*	Sou Yu Te Group Co., Ltd., Class A	51,800	17,511
*	Sparkle Roll Group, Ltd.	944,000	30,149
	Spring Airlines Co., Ltd., Class A	5,200	33,140
#	SSY Group, Ltd.	1,009,042	552,316
	Suchuang Gas Corp., Ltd.	98,000	27,969
	Sun Art Retail Group, Ltd.	806,000	873,254
	Sun King Power Electronics Group	144,000	27,704
	Sunac China Holdings, Ltd.	841,000	3,116,872
	Sungrow Power Supply Co., Ltd., Class A	17,900	104,097

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Suning Universal Co., Ltd., Class A	64,800	$29,668
	Suning.com Co., Ltd., Class A	38,500	55,859
	Sunny Optical Technology Group Co., Ltd.	139,700	2,319,455
	Sunresin New Materials Co., Ltd., Class A	1,555	10,709
#Ω	Sunshine 100 China Holdings, Ltd.	217,000	34,475
	Sunward Intelligent Equipment Co., Ltd., Class A	15,700	18,646
	Sunwoda Electronic Co., Ltd., Class A	5,200	21,744
*	Suzhou Anjie Technology Co., Ltd., Class A	6,400	19,040
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	13,800	52,331
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	61,600	90,957
	Suzhou Maxwell Technologies Co., Ltd., Class A	900	55,494
	Suzhou TFC Optical Communication Co., Ltd., Class A	3,600	31,950
	Symphony Holdings, Ltd.	450,000	53,424
	Taiji Computer Corp., Ltd., Class A	7,400	29,692
	Tang Palace China Holdings, Ltd.	88,000	7,940
	Tangshan Jidong Cement Co., Ltd., Class A	49,100	110,290
	TangShan Port Group Co., Ltd., Class A	159,400	57,201
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	59,200	61,747
	Tasly Pharmaceutical Group Co., Ltd., Class A	14,000	36,658
	TBEA Co., Ltd., Class A	81,756	100,517
	TCL Electronics Holdings, Ltd.	379,000	257,443
	TCL Technology Group Corp., Class A	25,400	22,960
*	Tech-Bank Food Co., Ltd., Class A	31,500	68,778
	Ten Pao Group Holdings, Ltd.	196,000	29,556
	Tencent Holdings, Ltd.	421,000	32,166,761
*	Tenwow International Holdings, Ltd.	286,000	14,019
	Texhong Textile Group, Ltd.	214,000	164,684
	Tian An China Investment Co., Ltd.	141,000	80,619
	Tian Di Science & Technology Co., Ltd., Class A	98,990	44,879
*	Tian Shan Development Holding, Ltd.	66,000	24,034
	Tiangong International Co., Ltd.	304,000	102,050
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	94,000	37,176
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	71,600	59,055
	Tianjin Guangyu Development Co., Ltd., Class A	36,900	34,756
	Tianjin Port Development Holdings, Ltd.	1,134,000	76,182
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	15,600	54,405
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,056	36,050
	Tianma Microelectronics Co., Ltd., Class A	40,700	86,935
#	Tianneng Power International, Ltd.	522,000	850,424
*	Tianqi Lithium Corp., Class A	12,700	37,699
	Tianyun International Holdings, Ltd.	70,000	8,775
*	Tibet Summit Resources Co., Ltd., Class A	15,700	18,826
	Tibet Tianlu Co., Ltd., Class A	16,900	18,629
*	Tibet Water Resources, Ltd.	583,000	30,492
	Tingyi Cayman Islands Holding Corp.	826,000	1,511,515
	Titan Wind Energy Suzhou Co., Ltd., Class A	39,100	41,894
	Toly Bread Co., Ltd., Class A	3,400	32,341
	Tomson Group, Ltd.	304,503	61,421
	Tong Ren Tang Technologies Co., Ltd., Class H	237,000	139,164
*	Tongcheng-Elong Holdings, Ltd.	133,200	221,689
#	Tongda Group Holdings, Ltd.	2,050,000	111,403
*	TongFu Microelectronics Co., Ltd., Class A	16,000	59,561
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	32,600	69,915
	Tongkun Group Co., Ltd., Class A	46,600	105,559
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	38,400	18,229
	Tongling Nonferrous Metals Group Co., Ltd., Class A	165,100	53,600
	Tongwei Co., Ltd., Class A	33,600	154,689
#	Top Spring International Holdings, Ltd.	107,600	17,796
*	Topchoice Medical Corp., Class A	800	26,962

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Towngas China Co., Ltd.	215,752	$98,000
	Transfar Zhilian Co., Ltd., Class A	55,400	44,915
	TravelSky Technology, Ltd., Class H	322,471	679,766
*	Trigiant Group, Ltd.	360,000	33,982
*	Trip.com Group, Ltd., ADR	97,388	2,800,879
*	Truly International Holdings, Ltd.	518,000	59,023
Ω	Tsaker Chemical Group, Ltd.	17,500	2,743
	Tsingtao Brewery Co., Ltd., Class H	108,000	894,906
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	146,100	59,769
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,840	40,400
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	5,400	86,824
	Unilumin Group Co., Ltd., Class A	13,191	19,265
	Uni-President China Holdings, Ltd.	752,400	651,745
	Unisplendour Corp., Ltd., Class A	24,420	80,393
	United Energy Group, Ltd.	5,022,000	681,836
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	5,900	19,318
	Valiant Co., Ltd., Class A	14,600	38,161
	Vats Liquor Chain Store Management JSC, Ltd.	4,500	19,066
	Vatti Corp., Ltd., Class A	13,270	17,771
	Venustech Group, Inc., Class A	4,200	19,430
	Victory Giant Technology Huizhou Co., Ltd., Class A	20,600	64,369
	Vinda International Holdings, Ltd.	134,000	355,602
*	Vipshop Holdings, Ltd., ADR	153,809	3,291,513
	Visual China Group Co., Ltd., Class A	8,800	19,473
	Wangfujing Group Co., Ltd., Class A	2,300	13,846
	Wangneng Environment Co., Ltd., Class A	5,900	14,504
	Wanhua Chemical Group Co., Ltd., Class A	32,900	386,768
	Want Want China Holdings, Ltd.	1,998,000	1,323,144
	Wanxiang Qianchao Co., Ltd., Class A	51,400	45,010
	Wasion Holdings, Ltd.	250,000	58,179
	Wasu Media Holding Co., Ltd., Class A	38,200	55,226
*	Weibo Corp., Sponsored ADR	5,779	240,117
	Weichai Power Co., Ltd., Class H	961,880	1,823,996
	Weifu High-Technology Group Co., Ltd., Class A	22,000	84,560
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	27,667
	Wens Foodstuffs Group Co., Ltd., Class A	78,200	221,858
	West China Cement, Ltd.	1,542,000	229,175
	Western Securities Co., Ltd., Class A	60,700	82,712
	Westone Information Industry, Inc., Class A	6,700	18,517
	Will Semiconductor, Ltd., Class A	900	26,659
	Wisdom Education International Holdings Co., Ltd.	302,000	98,263
	Wison Engineering Services Co., Ltd.	88,000	8,833
	Wolong Electric Group Co., Ltd., Class A	18,700	34,200
*	Wonders Information Co., Ltd., Class A	5,900	19,249
	Wuchan Zhongda Group Co., Ltd., Class A	112,500	74,420
	Wuhan Department Store Group Co., Ltd., Class A	18,300	35,673
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,700	20,071
*	Wuhan P&S Information Technology Co., Ltd., Class A	20,100	18,674
	Wuliangye Yibin Co., Ltd., Class A	19,903	727,701
	WUS Printed Circuit Kunshan Co., Ltd., Class A	22,400	61,791
*Ω	Wuxi Biologics Cayman, Inc.	8,500	238,712
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	3,100	27,820
	Wuxi Taiji Industry Co., Ltd., Class A	37,600	57,248
	XCMG Construction Machinery Co., Ltd., Class A	99,774	80,022
#Ω	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	526,337
	Xiamen C & D, Inc., Class A	70,200	87,926
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	8,600	18,226
	Xiamen Faratronic Co., Ltd., Class A	2,900	38,911

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen International Airport Co., Ltd., Class A	7,200	$18,822
	Xiamen International Port Co., Ltd., Class H	500,000	41,336
	Xiamen Intretech, Inc., Class A	5,300	46,586
	Xiamen ITG Group Corp., Ltd., Class A	37,200	37,242
	Xiamen Kingdomway Group Co., Class A	8,200	46,435
	Xiamen Meiya Pico Information Co., Ltd., Class A	11,494	39,018
	Xiamen Tungsten Co., Ltd., Class A	25,200	50,687
	Xiamen Xiangyu Co., Ltd., Class A	58,300	52,164
*	Xian International Medical Investment Co., Ltd., Class A	21,100	24,428
	Xiandai Investment Co., Ltd., Class A	22,700	12,967
*Ω	Xiaomi Corp., Class B	385,800	1,097,229
	Xilinmen Furniture Co., Ltd., Class A	11,100	24,771
	Xinfengming Group Co., Ltd., Class A	21,700	33,063
	Xingda International Holdings, Ltd.	521,193	134,245
	Xingfa Aluminium Holdings, Ltd.	48,000	47,793
	Xinhu Zhongbao Co., Ltd., Class A	188,800	90,536
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	277,753	366,142
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	23,500	15,741
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,900	55,411
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	47,800	36,478
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	107,300	58,269
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	17,800	32,157
	Xinyi Solar Holdings, Ltd.	2,164,067	3,953,416
	Xinyu Iron & Steel Co., Ltd., Class A	87,200	54,176
	Xinyuan Real Estate Co., Ltd., ADR	23,488	42,748
	Xtep International Holdings, Ltd.	439,519	149,027
	Xuji Electric Co., Ltd., Class A	27,900	58,875
Ω	Yadea Group Holdings, Ltd.	606,000	867,692
	YaGuang Technology Group Co., Ltd., Class A	9,100	18,867
	Yang Quan Coal Industry Group Co., Ltd., Class A	47,000	33,191
	Yango Group Co., Ltd., Class A	89,900	92,324
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,600	22,714
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	9,623	33,891
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	23,700	95,022
	YanTai Shuangta Food Co., Ltd., Class A	9,300	20,296
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	962,149
*	Yashili International Holdings, Ltd.	482,000	30,200
	Yealink Network Technology Corp., Ltd., Class A	4,778	43,124
	Yeebo International Holdings, Ltd.	106,000	24,240
#Ω	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	123,200	152,078
*	Yida China Holdings, Ltd.	110,000	30,354
	Yifan Pharmaceutical Co., Ltd., Class A	10,500	35,663
	Yifeng Pharmacy Chain Co., Ltd., Class A	4,200	63,971
	Yihai International Holding, Ltd.	182,000	2,417,701
	Yijiahe Technology Co., Ltd., Class A	1,700	21,148
	Yintai Gold Co., Ltd., Class A	45,920	68,999
	Yip’s Chemical Holdings, Ltd.	96,000	33,728
*	Yiren Digital, Ltd., Sponsored ADR	8,553	28,139
*Ω	Yixin Group, Ltd.	499,500	124,694
	Yixintang Pharmaceutical Group Co., Ltd., Class A	11,100	66,653
	Yonghui Superstores Co., Ltd., Class A	90,816	106,085
	Yonyou Network Technology Co., Ltd., Class A	3,000	19,415
	Yotrio Group Co., Ltd., Class A	52,300	32,440
	Youngor Group Co., Ltd., Class A	74,500	79,384
*	Youyuan International Holdings, Ltd.	259,510	1,634
	Youzu Interactive Co., Ltd., Class A	13,072	30,734
	Yuexiu Property Co., Ltd.	3,891,720	755,581
	Yuexiu Transport Infrastructure, Ltd.	172,639	96,153
	Yum China Holdings, Inc.	59,795	3,182,888

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yunda Holding Co., Ltd., Class A	48,800	$140,580
*	Yunnan Aluminium Co., Ltd., Class A	92,300	75,931
	Yunnan Baiyao Group Co Ltd, Class A	5,000	77,043
*	Yunnan Copper Co., Ltd., Class A	26,900	50,008
	Yunnan Energy New Material Co., Ltd., Class A	2,200	32,905
*	Yunnan Tin Co., Ltd., Class A	37,773	50,695
	Yuzhou Group Holdings Co., Ltd.	1,301,185	503,651
	ZBOM Home Collection Co., Ltd., Class A	4,100	22,930
	Zhaojin Mining Industry Co., Ltd., Class H	83,000	107,448
*	Zhefu Holding Group Co., Ltd., Class A	28,500	21,053
*	Zhejiang Century Huatong Group Co., Ltd., Class A	40,440	51,598
	Zhejiang Chint Electrics Co., Ltd., Class A	22,900	100,418
	Zhejiang Communications Technology Co., Ltd.	24,200	19,258
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	19,800	14,850
	Zhejiang Crystal-Optech Co., Ltd., Class A	19,700	37,608
	Zhejiang Dahua Technology Co., Ltd., Class A	36,700	124,249
	Zhejiang Expressway Co., Ltd., Class H	416,000	283,996
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	9,300	19,547
	Zhejiang Hailiang Co., Ltd., Class A	47,000	55,168
	Zhejiang Hangmin Co., Ltd., Class A	18,000	14,295
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,900	20,791
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,000	18,635
	Zhejiang Huafeng Spandex Co., Ltd., Class A	42,000	50,401
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	14,990	75,738
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	3,700	22,057
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	28,900	42,781
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,100	19,961
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	3,000	29,777
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	4,800	18,536
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	5,800	25,179
*	Zhejiang Jingu Co., Ltd., Class A	19,200	23,877
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	29,900	18,859
	Zhejiang Juhua Co., Ltd., Class A	64,900	64,813
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	12,200	28,265
	Zhejiang Longsheng Group Co., Ltd., Class A	92,900	184,792
	Zhejiang Medicine Co., Ltd., Class A	21,136	45,156
	Zhejiang Meida Industrial Co., Ltd., Class A	10,960	31,102
*	Zhejiang Narada Power Source Co., Ltd., Class A	24,500	58,799
	Zhejiang NHU Co., Ltd., Class A	43,441	188,648
	Zhejiang Runtu Co., Ltd., Class A	27,665	37,020
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	20,300	74,394
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	25,000	82,964
	Zhejiang Semir Garment Co., Ltd., Class A	40,300	50,285
	Zhejiang Supor Co., Ltd., Class A	2,700	28,497
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	2,600	36,600
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	33,300	35,812
	Zhejiang Wanliyang Co., Ltd., Class A	35,300	61,553
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	12,200	39,924
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,800	63,800
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	2,700	24,424
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	9,000	20,681
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,700	21,329
	Zhejiang Yankon Group Co., Ltd., Class A	35,300	20,745
	Zhejiang Yasha Decoration Co., Ltd., Class A	45,007	60,344
*	Zhejiang Yongtai Technology Co., Ltd., Class A	12,000	16,090
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	69,400	76,345
	Zhengzhou Yutong Bus Co., Ltd., Class A	43,700	104,526
	Zheshang Securities Co., Ltd., Class A	9,400	20,954
	Zhong An Group, Ltd.	1,486,000	59,586

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*Ω	ZhongAn Online P&C Insurance Co., Ltd., Class H	20,700	$108,353
	Zhongji Innolight Co., Ltd., Class A	4,000	28,321
	Zhongjin Gold Corp., Ltd., Class A	23,900	33,390
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	68,600	39,971
	Zhongsheng Group Holdings, Ltd.	354,500	2,527,671
*	Zhongtian Financial Group Co., Ltd., Class A	124,200	56,580
	Zhongyu Gas Holdings, Ltd.	190,666	166,632
	Zhongyuan Environment-Protection Co., Ltd., Class A	10,600	11,387
#Ω	Zhou Hei Ya International Holdings Co., Ltd.	357,000	347,459
*	Zhuguang Holdings Group Co., Ltd.	234,000	36,261
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	11,500	17,656
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	212,800	655,316
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	3,400	24,444
	Zhuzhou Kibing Group Co., Ltd., Class A	42,907	58,888
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	36,300	44,697
	Zijin Mining Group Co., Ltd., Class H	3,117,000	2,272,333
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	307,800	271,761
	ZTE Corp., Class H	159,400	352,442
	ZTO Express Cayman, Inc., ADR	62,935	1,823,856

TOTAL CHINA			367,798,269

COLOMBIA — (0.1%)
	Banco de Bogota SA	4,740	83,328
	Bancolombia SA, Sponsored ADR	5,279	134,562
	Bancolombia SA	12,320	77,988
	Celsia SA ESP	103,896	112,906
	Cementos Argos SA	70,695	83,201
*	CEMEX Latam Holdings SA	37,434	30,999
*	Corp. Financiera Colombiana SA	17,502	117,573
	Ecopetrol SA	356,765	165,092
	Grupo Argos SA	67,258	184,552
	Grupo Aval Acciones y Valores SA, ADR	5,281	23,976
	Grupo de Inversiones Suramericana SA	30,393	157,841
	Grupo Energia Bogota SA ESP	47,042	29,171
	Grupo Nutresa SA	22,661	124,946
	Interconexion Electrica SA ESP	72,437	390,413

TOTAL COLOMBIA			1,716,548

CZECH REPUBLIC — (0.0%)
	CEZ A.S.	11,000	208,192
*	Komercni banka A.S.	4,174	84,758
Ω	Moneta Money Bank A.S.	228,901	519,628
	O2 Czech Republic A.S.	10,996	103,282
	Philip Morris CR A.S.	100	58,033

TOTAL CZECH REPUBLIC			973,893

DENMARK — (1.6%)
*	ALK-Abello A.S.	2,640	883,325
*	Alm Brand A.S.	31,154	356,347
	Ambu A.S., Class B	10,385	314,981
	AP Moller - Maersk A.S., Class A	307	453,947
	AP Moller - Maersk A.S., Class B	272	435,917
*	Bang & Olufsen A.S.	42,342	118,192
*	BankNordik P/F	590	10,500
*	Bavarian Nordic A.S.	23,522	623,711
*	Brodrene Hartmann A.S.	1,220	97,782
	Carlsberg A.S., Class B	9,215	1,166,811
	Chr Hansen Holding A.S.	19,145	1,931,918

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Coloplast A.S., Class B	6,991	$1,022,385
*	Columbus A.S.	35,018	44,931
	D/S Norden A.S.	9,917	141,016
*	Danske Bank A.S.	66,750	889,615
*	Demant A.S.	32,505	1,026,289
*	Dfds A.S.	15,439	577,540
*	Drilling Co. of 1972 A.S. (The)	2,830	53,460
	DSV Panalpina A.S.	32,648	5,296,858
*	FLSmidth & Co. A.S.	15,703	401,186
*	Genmab A.S.	5,761	1,924,317
	GN Store Nord A.S.	43,099	3,102,998
	H Lundbeck A.S.	23,106	651,392
*	H+H International A.S., Class B	8,326	161,465
*	ISS A.S.	58,124	754,657
*	Jeudan A.S.	2,050	70,275
*	Jyske Bank A.S.	26,367	785,687
*	Matas A.S.	17,726	197,889
*	Nilfisk Holding A.S.	11,101	152,232
*	NKT A.S.	11,345	308,430
Ω	NNIT A.S.	4,966	83,772
	Novo Nordisk A.S., Sponsored ADR	20,820	1,330,190
	Novo Nordisk A.S., Class B	132,667	8,459,595
	Novozymes A.S., Class B	33,413	2,009,496
Ω	Orsted A.S.	6,739	1,069,539
	Pandora A.S.	47,272	3,750,061
*	Parken Sport & Entertainment A.S.	2,697	27,044
	Per Aarsleff Holding A.S.	8,330	317,741
	Ringkjoebing Landbobank A.S.	12,434	947,377
	Rockwool International A.S., Class A	360	125,892
	Rockwool International A.S., Class B	2,687	1,051,739
	Royal Unibrew A.S.	25,442	2,480,826
	RTX A.S.	2,195	70,513
Ω	Scandinavian Tobacco Group A.S., Class A	28,049	396,187
	Schouw & Co., A.S.	5,681	494,713
	SimCorp A.S.	12,571	1,499,389
	Solar A.S., Class B	2,756	130,644
*	Spar Nord Bank A.S.	40,494	348,898
*	Sydbank A.S.	30,380	519,550
*	Tivoli A.S.	202	20,642
	Topdanmark A.S.	17,631	690,419
	TORM P.L.C.	11,612	74,427
	Tryg A.S.	13,772	382,210
	Vestas Wind Systems A.S.	10,874	1,865,587
*	Vestjysk Bank A.S.	96,538	41,776
*	Zealand Pharma A.S.	9,863	330,909

TOTAL DENMARK			52,475,189

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	37,735	145,558
	Commercial International Bank Egypt S.A.E., GDR	57,748	223,196

TOTAL EGYPT			368,754

FINLAND — (1.1%)
	Ahlstrom-Munksjo Oyj	12,664	265,162
*	Aktia Bank Oyj	19,350	199,823
	Alma Media Oyj	10,852	96,549
	Aspo Oyj	7,381	52,622
	Atria Oyj	6,165	66,663

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	BasWare Oyj	1,070	$46,185
	Cargotec Oyj, Class B	17,540	602,893
*	Caverion Oyj	20,229	133,004
	Citycon Oyj	17,306	133,223
	Elisa Oyj	9,909	487,212
*	Finnair Oyj	361,889	154,345
	Fiskars Oyj Abp	13,847	207,734
	Fortum Oyj	77,300	1,452,979
*	F-Secure Oyj	26,205	107,069
*	HKScan Oyj, Class A	20,409	44,627
	Huhtamaki Oyj	35,591	1,738,532
	Kemira Oyj	57,596	711,536
	Kesko Oyj, Class A	32,432	795,393
	Kesko Oyj, Class B	99,008	2,540,603
	Kone Oyj, Class B	22,183	1,766,058
	Konecranes Oyj	28,082	883,595
	Lassila & Tikanoja Oyj	16,264	246,138
	Metsa Board Oyj	64,015	537,106
	Metso Outotec Oyj	252,364	1,779,032
	Neles Oyj	50,417	675,156
	Neste Oyj	35,303	1,841,177
*	Nokia Oyj	155,522	524,295
	Nokia Oyj	150,663	507,168
	Nokian Renkaat Oyj	63,102	1,938,993
*	Nordea Bank Abp	291,852	2,190,426
	Nordea Bank Abp	104,217	784,985
	Olvi Oyj, Class A	6,636	346,845
	Oriola Oyj, Class B	72,809	153,466
	Orion Oyj, Class A	9,151	394,322
	Orion Oyj, Class B	25,310	1,083,258
*	Outokumpu Oyj	140,239	349,952
	Ponsse Oyj	3,963	126,306
	Raisio Oyj, Class V	10,277	36,496
	Rapala VMC Oyj	1,596	5,093
	Revenio Group Oyj	8,066	330,171
	Sampo Oyj, Class A	31,801	1,200,058
	Sanoma Oyj	47,701	702,093
*	Stockmann Oyj Abp, Class B	14,423	13,852
	Stora Enso Oyj, Class R	139,954	2,042,341
*	Teleste Oyj	1,219	5,681
	TietoEVRY Oyj	12,096	301,722
	Tikkurila Oyj	15,509	248,079
	Tokmanni Group Corp	24,997	396,960
	UPM-Kymmene Oyj	64,578	1,824,907
	Uponor Oyj	24,735	461,175
	Vaisala Oyj, Class A	5,625	234,183
	Valmet Oyj	66,924	1,597,270
	Wartsila Oyj Abp	119,220	947,418
	YIT Oyj	72,875	384,479

TOTAL FINLAND			36,696,410

FRANCE — (5.2%)
	ABC arbitrage	5,238	43,299
*	Accor SA	34,139	870,133
	Aeroports de Paris	3,235	316,569
*	Air France-KLM	50,813	166,561
	Air Liquide SA	19,723	2,884,257
*	Airbus SE	45,205	3,307,471
*	Akka Technologies	5,836	106,689

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	AKWEL	7,357	$133,056
	Albioma SA	15,305	713,540
*	Alstom SA	8,817	393,938
*	Alten SA	16,066	1,286,381
*	Amplitude Surgical SAS	2,916	7,000
*Ω	Amundi SA	6,530	428,316
	Arkema SA	33,154	3,247,094
	Assystem SA	2,834	72,692
*	Atos SE	25,824	1,764,189
	Aubay	3,005	101,071
	AXA SA	128,655	2,066,109
*	Axway Software SA	1,805	42,276
*	Bastide le Confort Medical	2,315	122,772
	Beneteau SA	18,792	172,789
*	Bigben Interactive	8,107	132,823
	BioMerieux	4,348	647,413
*	BNP Paribas SA	76,676	2,674,058
	Boiron SA	3,504	156,743
	Bollore SA	167,854	601,671
	Bonduelle SCA	8,947	192,900
*	Bourbon Corp	12,106	0
	Bouygues SA	77,992	2,557,625
*	Bureau Veritas SA	57,278	1,256,011
	Burelle SA	26	15,448
	Capgemini SE	25,056	2,893,161
	Carrefour SA	148,144	2,302,438
#*	Casino Guichard Perrachon SA	19,709	443,989
*	Catering International Services	977	10,740
*	Cegedim SA	2,205	57,120
*	CGG SA	323,049	182,055
	Chargeurs SA	11,393	222,071
*	Cie de Saint-Gobain	83,894	3,267,966
	Cie des Alpes	6,122	96,319
	Cie Generale des Etablissements Michelin SCA	50,834	5,490,121
	Cie Plastic Omnium SA	34,079	775,520
*	CNP Assurances	32,914	371,225
*	Coface SA	38,579	301,424
*	Credit Agricole SA	78,282	619,253
	Danone SA, Sponsored ADR	600	6,660
	Danone SA	49,891	2,767,214
*	Dassault Aviation SA	74	61,913
	Dassault Systemes SE	1,140	194,382
	Dassault Systemes SE, Sponsored ADR	1,140	195,396
	Derichebourg SA	59,500	174,774
*	Devoteam SA	2,730	310,112
	Edenred	21,500	1,002,200
*	Eiffage SA	31,487	2,285,246
	Electricite de France SA	127,055	1,474,735
Ω	Elior Group SA	36,919	139,241
*	Elis SA	67,200	737,037
*	Engie SA	166,950	2,019,186
*	Eramet SA	4,707	125,008
*	EssilorLuxottica SA	10,135	1,251,256
*	Esso SA Francaise	1,602	16,650
*	Etablissements Maurel et Prom SA	14,004	19,497
*	Eurofins Scientific SE	1,417	1,128,385
Ω	Euronext NV	18,381	1,913,857
#*Ω	Europcar Mobility Group	47,194	30,792
	Eutelsat Communications SA	79,539	800,007

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Exel Industries, Class A	538	$24,496
*	Faurecia SE	44,559	1,689,942
	Fleury Michon SA	371	10,322
*	Fnac Darty SA	10,006	429,782
	Fnac Darty SA	3,486	148,894
	Gaztransport Et Technigaz SA	8,235	789,380
*	Getlink SE	40,279	541,762
*	GL Events	7,370	60,056
*	Groupe Crit	2,025	124,347
	Groupe Gorge	981	13,721
*	Groupe Open	1,810	31,315
	Guerbet	3,868	130,714
	Haulotte Group SA	3,630	16,673
	Hermes International	2,632	2,450,655
*	HEXAOM	1,444	50,441
*	ID Logistics Group	971	226,292
	Iliad SA	16,484	3,186,880
	Imerys SA	14,893	445,166
*	Ingenico Group SA	32,074	4,611,449
	Ipsen SA	5,548	505,311
	IPSOS	17,638	433,517
	Jacquet Metals SA	7,553	87,251
*	JCDecaux SA	31,556	487,046
	Kaufman & Broad SA	11,366	405,047
	Kering SA	5,323	3,216,775
#*	Korian SA	36,084	1,016,574
#*	Lagardere SCA	70,942	1,551,388
	Laurent-Perrier	664	54,593
*	Le Belier	1,492	66,355
	Lectra	9,871	227,231
	Legrand SA	32,156	2,380,165
	Linedata Services	2,241	66,083
*	LISI	11,986	193,965
	LNA Sante SA	2,102	108,466
	L’Oreal SA	3,929	1,269,795
	LVMH Moet Hennessy Louis Vuitton SE	19,841	9,300,423
*Ω	Maisons du Monde SA	14,787	197,846
*	Manitou BF SA	3,963	78,462
	Manutan International	734	46,477
*	Mersen SA	7,318	189,863
*	Metropole Television SA	17,775	195,249
*	Natixis SA	177,646	413,772
*	Nexans SA	16,299	791,520
	Nexity SA	24,700	693,481
*	Nicox	4,348	17,438
*	NRJ Group	8,607	55,135
*	Oeneo SA	11,406	147,602
*	OL Groupe SA	2,387	5,284
*	Onxeo SA	18,755	13,119
	Orange SA, Sponsored ADR	6,981	78,466
	Orange SA	384,186	4,314,263
*	Orpea	12,466	1,245,157
	Pernod Ricard SA	2,092	337,026
*	Peugeot SA	226,391	4,066,935
*	Pierre & Vacances SA	2,468	27,108
*	Plastivaloire	6,808	24,330
	Publicis Groupe SA, ADR	1,600	13,824
	Publicis Groupe SA	78,188	2,716,430
	Quadient SA	16,728	217,991

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Rallye SA	4,002	$15,217
*	Recylex SA	4,505	7,272
	Remy Cointreau SA	1,260	212,729
*	Renault SA	39,257	972,230
*	Rexel SA	138,509	1,458,315
	Robertet SA	77	85,227
*	Rothschild & Co.	4,907	125,951
	Rubis SCA	25,147	826,828
*	Safran SA	20,793	2,193,243
	Sanofi, ADR	14,072	637,462
	Sanofi	43,296	3,909,340
	Sartorius Stedim Biotech	3,950	1,498,479
*	Savencia SA	2,171	121,413
	Schneider Electric SE	9,118	1,107,895
	Schneider Electric SE	1,444	175,328
*	SCOR SE	53,537	1,300,159
	SEB SA	9,458	1,537,051
	Seche Environnement SA	1,666	67,151
	SES SA	158,557	1,266,446
	Societe BIC SA	12,518	599,620
*	Societe Generale SA	109,658	1,490,023
*	Societe Marseillaise du Tunnel Prado-Carenage SA	1,473	23,870
	Societe pour l’Informatique Industrielle	1,100	21,150
	Sodexo SA	15,238	978,829
*	SOITEC	6,409	909,184
#*	Solocal Group	3,098,461	68,885
	Somfy SA	3,079	428,596
*	Sopra Steria Group	7,385	878,221
*	SPIE SA	49,105	772,752
*	Stef SA	2,220	162,915
	STMicroelectronics NV	44,824	1,367,321
	STMicroelectronics NV	42,213	1,289,185
	Suez SA	61,973	1,134,562
	Sword Group	2,372	83,705
*	Synergie SA	6,848	203,716
*	Tarkett SA	17,046	206,507
	Teleperformance	9,260	2,779,693
*	Television Francaise 1	38,901	228,417
	Thales SA	13,781	897,974
	Thermador Groupe	2,169	145,989
	Total Gabon	289	35,905
	Total SE	251,331	7,614,502
	TOTAL SE, Sponsored ADR	14,200	430,691
	Trigano SA	3,741	496,675
*	Ubisoft Entertainment SA	15,625	1,380,209
	Union Financiere de France BQE SA	1,915	40,991
	Valeo SA	86,443	2,615,022
#*	Vallourec SA	3,693	51,470
*	Valneva SE	7,258	51,500
	Veolia Environnement SA, ADR	13,366	248,340
	Veolia Environnement SA	39,060	727,010
	Vetoquinol SA	738	69,674
	Vicat SA	9,130	280,718
	VIEL & Cie SA	11,323	66,864
	Vilmorin & Cie SA	3,102	162,063
	Vinci SA	60,804	4,802,608
*	Virbac SA	1,348	313,702
	Vivendi SA	30,617	883,717
*	Vranken-Pommery Monopole SA	954	14,670
*Ω	Worldline SA	3,347	247,900

TOTAL FRANCE			165,129,975

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (4.3%)
	1&1 Drillisch AG	18,382	$387,161
	7C Solarparken AG	10,006	43,643
*	Aareal Bank AG	25,241	436,132
*	Adidas AG	13,545	4,024,285
*Ω	ADLER Group SA	14,114	354,819
*	ADVA Optical Networking SE	27,653	212,304
	All for One Group SE	326	17,747
	Allgeier SE	1,637	99,151
	Allianz SE	23,343	4,111,977
	Allianz SE, Sponsored ADR	35,377	620,866
*	Amadeus Fire AG	2,244	233,150
	Atoss Software AG	1,330	185,918
	Aurubis AG	21,241	1,358,860
	BASF SE	36,403	1,993,362
	Basler AG	1,425	84,971
*	Bauer AG	5,636	59,116
	Bayer AG	48,740	2,290,318
	Bayerische Motoren Werke AG	54,450	3,721,044
	BayWa AG	6,697	206,995
	Bechtle AG	11,434	1,963,408
	Beiersdorf AG	1,509	158,006
	Bertrandt AG	3,201	109,776
	bet-at-home.com AG	1,125	40,898
*	Bijou Brigitte AG	1,389	32,272
#	Bilfinger SE	12,771	234,108
	Borussia Dortmund GmbH & Co. KGaA	62,002	304,436
	Brenntag AG	47,648	3,045,488
#	CANCOM SE	6,898	272,704
	Carl Zeiss Meditec AG	422	54,527
*	CECONOMY AG	72,720	321,614
*	CENIT AG	4,236	58,977
*	Centrotec SE	1,910	35,186
	Cewe Stiftung & Co. KGAA	4,034	384,532
*	comdirect bank AG	4,284	69,184
#*	Commerzbank AG	320,160	1,515,416
	CompuGroup Medical SE & Co. KgaA	8,876	762,625
	Continental AG	20,753	2,205,025
*	Corestate Capital Holding SA	1,325	19,263
Ω	Covestro AG	71,604	3,417,371
	CropEnergies AG	13,802	187,906
*	CTS Eventim AG & Co. KGaA	20,387	903,702
	Daimler AG	137,707	7,117,866
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	10,803
*	Deutsche Bank AG	291,427	2,695,700
	Deutsche Boerse AG	9,935	1,463,957
#*	Deutsche Lufthansa AG	114,800	982,122
*Ω	Deutsche Pfandbriefbank AG	62,936	384,611
	Deutsche Post AG	112,278	4,978,180
	Deutsche Telekom AG	291,769	4,434,523
	Deutsche Wohnen SE	31,645	1,597,200
*	Deutz AG	87,265	448,293
*	Dialog Semiconductor P.L.C.	33,381	1,272,614
	DIC Asset AG	17,469	201,059
	DMG Mori AG	7,777	367,255
#	Dr Hoenle AG	1,093	60,827

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Draegerwerk AG & Co. KGaA	1,658	$118,515
#	Duerr AG	32,270	928,033
	E.ON SE	32,418	337,606
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,548	208,217
*	EDAG Engineering Group AG	5,318	49,976
	Elmos Semiconductor SE	2,371	52,439
#*	ElringKlinger AG	14,246	144,066
	Energiekontor AG	3,966	162,229
	Evonik Industries AG	42,794	1,030,346
*	Fielmann AG	8,977	679,936
	First Sensor AG	1,547	72,421
*	Francotyp-Postalia Holding AG, Class A	6,658	23,742
#*	Fraport AG Frankfurt Airport Services Worldwide	15,282	552,727
	Freenet AG	73,647	1,304,734
	Fresenius Medical Care AG & Co. KGaA	26,181	1,999,238
	Fresenius SE & Co. KGaA	56,018	2,077,900
	Fuchs Petrolub SE	6,121	234,605
	GEA Group AG	1,799	59,913
	Gerresheimer AG	19,577	1,967,966
	Gesco AG	3,607	47,925
	GFT Technologies SE	11,646	125,347
*	Grammer AG	641	12,769
	Grand City Properties SA	21,921	497,575
	GRENKE AG	1,112	43,416
*	H&R GmbH & Co. KGaA	7,950	38,434
	Hamburger Hafen und Logistik AG	19,948	334,407
	Hannover Rueck SE	1,595	231,788
Ω	Hapag-Lloyd AG	9,103	568,106
	HeidelbergCement AG	23,068	1,319,338
*	Heidelberger Druckmaschinen AG	199,929	111,900
*	Hella GmbH & Co KGaA	23,981	1,047,098
	Henkel AG & Co. KGaA	4,628	418,389
*	Highlight Communications AG	2,399	10,284
	Hochtief AG	5,911	434,846
*	HolidayCheck Group AG	13,428	25,635
	Hornbach Baumarkt AG	3,936	155,459
	Hornbach Holding AG & Co. KGaA	2,593	249,559
	Hugo Boss AG	23,845	546,697
*	Hypoport SE	77	40,316
#	Indus Holding AG	10,309	304,993
	Infineon Technologies AG	125,498	3,494,012
	Infineon Technologies AG, ADR	36,257	1,010,482
*Ω	Instone Real Estate Group AG	2,992	61,915
#	Jenoptik AG	11,445	282,433
#	K+S AG	80,857	541,734
	KION Group AG	33,749	2,629,752
*	Kloeckner & Co. SE	25,833	145,181
*	Koenig & Bauer AG	6,651	137,371
	Krones AG	4,409	251,921
	KSB SE & Co. KGaA	38	11,150
	KWS Saat SE & Co., KGaA	3,610	265,845
	Lanxess AG	40,940	2,076,385
	LEG Immobilien AG	8,970	1,212,321
	Leifheit AG	2,484	97,733
#*	Leoni AG	15,962	97,308
#*	Manz AG	1,394	46,799
#*	Medigene AG	1,703	6,546
	Merck KGaA	404	59,845
	METRO AG	100,184	981,135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	MLP SE	26,112	$145,196
	MTU Aero Engines AG	11,458	1,958,417
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,385	2,199,630
	Nemetschek SE	18,442	1,335,329
	New Work SE	1,082	282,308
	Nexus AG	1,365	76,053
*	Nordex SE	23,496	338,604
	Norma Group SE	23,642	733,854
*	OHB SE	3,082	121,926
	Patrizia AG	13,031	296,604
	Pfeiffer Vacuum Technology AG	1,904	347,271
#	PNE AG	35,221	247,121
*	Progress-Werk Oberkirch AG	1,010	19,297
*	ProSiebenSat.1 Media SE	57,703	643,993
	PSI Software AG	1,178	32,897
*	Puma SE	14,786	1,294,413
*	Puma SE	1,980	173,043
	q.beyond AG	69,244	97,519
*	QIAGEN NV	11,521	547,081
*	R Stahl AG	845	19,198
	Rational AG	859	644,302
	Rheinmetall AG	26,456	1,933,503
*	RTL Group SA	15,932	605,368
	RWE AG	46,058	1,704,503
*	S&T AG	16,765	303,350
*	SAF-Holland SE	26,601	226,140
*	Salzgitter AG	17,700	257,512
	SAP SE, Sponsored ADR	9,200	982,836
	SAP SE	31,215	3,330,159
*	Schaltbau Holding AG	2,053	56,690
	Schloss Wachenheim AG	321	5,758
#Ω	Scout24 AG	7,410	597,806
	Secunet Security Networks AG	423	117,938
	Siemens AG	35,072	4,114,508
*	Siemens Energy AG	17,536	383,958
	Siltronic AG	12,404	1,173,856
*	Sixt SE	8,157	616,300
*	SMA Solar Technology AG	2,407	104,248
*	SMT Scharf AG	1,160	9,593
	Software AG	15,798	566,858
	Stabilus SA	6,680	378,711
	STRATEC SE	1,502	220,450
*	Stroeer SE & Co. KGaA	9,941	718,609
	Suedzucker AG	24,215	348,491
*	SUESS MicroTec SE	4,760	85,647
*	Surteco Group SE	3,313	83,296
	Symrise AG	17,987	2,217,984
	TAG Immobilien AG	22,420	660,709
*	Takkt AG	16,965	180,284
*	Talanx AG	10,471	308,697
*	Technotrans SE	1,931	38,689
*Ω	Tele Columbus AG	1,021	2,513
	Telefonica Deutschland Holding AG	417,977	1,054,250
#*	Thyssenkrupp AG	31,780	151,694
	Traffic Systems SE	1,003	30,375
#	Uniper SE	41,081	1,227,063
	United Internet AG	51,461	1,804,665
	VERBIO Vereinigte BioEnergie AG	11,970	255,721
	Volkswagen AG	6,667	1,037,135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Vonovia SE	15,233	$972,837
*	Vossloh AG	2,803	102,375
	Wacker Chemie AG	8,826	851,462
#*	Wacker Neuson SE	14,206	261,195
*	Washtec AG	4,642	205,534
	Wuestenrot & Wuerttembergische AG	11,676	194,188
*Ω	Zalando SE	6,195	576,906
	Zeal Network SE	269	11,675

TOTAL GERMANY			137,158,106

GREECE — (0.1%)
*	Aegean Airlines SA	7,070	21,895
*	Alpha Bank AE	2,364	1,203
	Athens Water Supply & Sewage Co. SA	6,973	54,058
	Bank of Greece	4,237	66,268
*	Cairo Mezz P.L.C.	9,251	1,118
*	Ellaktor SA	27,611	43,387
*	Eurobank Ergasias Services and Holdings SA, Class A	111,021	37,127
*	FF Group	3,954	4,145
*	Fourlis Holdings SA	8,683	33,528
*	GEK Terna Holding Real Estate Construction SA	10,261	69,415
	Hellenic Exchanges - Athens Stock Exchange SA	7,810	23,260
	Hellenic Petroleum SA	16,443	80,650
	Hellenic Telecommunications Organization SA	24,316	322,472
	Holding Co. ADMIE IPTO SA	18,711	46,271
	JUMBO SA	10,239	143,513
*	LAMDA Development SA	21,537	127,313
	Motor Oil Hellas Corinth Refineries SA	6,150	57,501
	Mytilineos SA	18,428	202,187
*	National Bank of Greece SA	37,403	39,390
	OPAP SA	21,155	171,146
*	Piraeus Bank SA	76,993	59,226
	Piraeus Port Authority SA	2,736	54,091
*	Public Power Corp. SA	13,423	75,383
	Sarantis SA	4,694	46,309
	Terna Energy SA	9,557	127,220
	Titan Cement International SA	9,442	117,264

TOTAL GREECE			2,025,340

HONG KONG — (2.0%)
	AIA Group, Ltd.	643,800	6,127,156
	Allied Properties HK, Ltd.	668,000	164,577
	Anxin-China Holdings, Ltd.	816,000	0
	Asia Financial Holdings, Ltd.	72,000	33,798
	ASM Pacific Technology, Ltd.	54,600	550,603
	Associated International Hotels, Ltd.	38,000	65,477
	Atlas Corp.	42,872	369,985
	Bank of East Asia, Ltd. (The)	286,480	516,814
#*	Beijing Energy International Holding Co., Ltd.	1,408,000	40,224
Ω	BOC Aviation, Ltd.	103,600	641,506
	BOC Hong Kong Holdings, Ltd.	431,000	1,197,097
	BOCOM International Holdings Co., Ltd.	265,000	36,672
	Bright Smart Securities & Commodities Group, Ltd.	362,000	90,047
*	Brightoil Petroleum Holdings, Ltd.	1,089,000	39,514
	Build King Holdings, Ltd.	300,000	31,076
*	Burwill Holdings, Ltd.	1,710,000	2,934
	Cafe de Coral Holdings, Ltd.	176,000	363,793
*	Camsing International Holding, Ltd.	34,000	954

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Cathay Pacific Airways, Ltd.	543,271	$369,153
	Century City International Holdings, Ltd.	596,000	31,233
	Cheuk Nang Holdings, Ltd.	24,205	9,061
	Chevalier International Holdings, Ltd.	34,349	41,793
*	China Baoli Technologies Holdings, Ltd.	177,500	405
*	China Boton Group Co., Ltd.	146,000	33,200
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	18,127
*	China Energy Development Holdings, Ltd.	3,368,000	54,419
Ω	China New Higher Education Group, Ltd.	275,000	143,496
	Chong Hing Bank, Ltd.	37,000	43,681
	Chow Sang Sang Holdings International, Ltd.	158,000	172,840
	Chow Tai Fook Jewellery Group, Ltd.	235,800	301,364
	Chuang’s Consortium International, Ltd.	484,000	56,281
	CITIC Telecom International Holdings, Ltd.	910,000	289,069
	CK Asset Holdings, Ltd.	315,760	1,466,228
	CK Hutchison Holdings, Ltd.	382,760	2,311,862
	CK Infrastructure Holdings, Ltd.	53,500	252,374
#	CK Life Sciences Intl Holdings, Inc.	746,000	79,148
	CLP Holdings, Ltd.	99,500	916,847
	CNQC International Holdings, Ltd.	407,500	33,466
	Convenience Retail Asia, Ltd.	40,000	22,438
	CSI Properties, Ltd.	2,240,000	64,855
	Dah Sing Banking Group, Ltd.	209,596	180,340
	Dah Sing Financial Holdings, Ltd.	56,700	141,231
*	Digital Domain Holdings, Ltd.	1,810,000	10,772
	Eagle Nice International Holdings, Ltd.	118,000	57,158
*	Emperor Capital Group, Ltd.	12,000	193
	Emperor International Holdings, Ltd.	603,333	85,029
*	Energy International Investments Holdings, Ltd.	400,000	3,197
	Fairwood Holdings, Ltd.	21,000	47,181
	Far East Consortium International, Ltd.	760,692	224,982
	Fiber Optic Center, Inc.	521,599	3,532
*	FIH Mobile, Ltd.	1,550,000	170,355
	First Pacific Co., Ltd.	1,032,400	320,733
*	First Shanghai Investments, Ltd.	1,168,000	43,855
	Fountain SET Holdings, Ltd.	858,000	100,026
#	Fuguiniao Co., Ltd.	53,000	4,974
	Galaxy Entertainment Group, Ltd.	223,000	1,473,707
	Get Nice Financial Group, Ltd.	80,525	6,756
	Get Nice Holdings, Ltd.	4,903,000	106,397
	Giordano International, Ltd.	616,000	98,033
*	Glory Sun Land Group, Ltd.	227,000	9,683
	Gold Peak Industries Holdings, Ltd.	262,000	21,324
*	Gold-Finance Holdings, Ltd.	62,000	108
*	Goodbaby International Holdings, Ltd.	433,000	55,124
	Great Eagle Holdings, Ltd.	36,000	87,012
	Guotai Junan International Holdings, Ltd.	1,580,000	202,606
	Haitong International Securities Group, Ltd.	1,004,724	228,989
	Hang Lung Group, Ltd.	266,000	590,469
	Hang Lung Properties, Ltd.	307,000	747,388
	Hang Seng Bank, Ltd.	81,600	1,257,133
	Hanison Construction Holdings, Ltd.	215,208	26,420
	Harbour Centre Development, Ltd.	21,000	19,040
	Henderson Land Development Co., Ltd.	177,486	626,895
	HK Electric Investments & HK Electric Investments, Ltd.	436,500	444,368
	HKBN, Ltd.	210,500	364,650
	HKR International, Ltd.	378,960	144,017
	HKT Trust & HKT, Ltd.	945,000	1,222,137
	Hon Kwok Land Investment Co., Ltd.	20,000	6,445

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hong Kong & China Gas Co., Ltd.	167,634	$241,863
	Hong Kong Exchanges & Clearing, Ltd.	95,290	4,566,174
*	Hong Kong Finance Investment Holding Group, Ltd.	374,000	4,438
	Hongkong & Shanghai Hotels, Ltd. (The)	209,962	152,215
Ω	Honma Golf, Ltd.	12,500	5,530
	Hosa International, Inc.	178,000	1,249
#	Hsin Chong Group Holdings, Ltd.	876,000	7,413
	Hysan Development Co., Ltd.	100,000	318,809
*	I-CABLE Communications, Ltd.	752,776	5,640
	IGG, Inc.	395,000	427,583
	International Housewares Retail Co., Ltd.	153,000	40,369
*	IRC, Ltd.	2,236,000	23,421
*	IT, Ltd.	312,000	43,178
	ITC Properties Group, Ltd.	197,218	21,413
	Jacobson Pharma Corp., Ltd.	140,000	20,636
	Johnson Electric Holdings, Ltd.	202,125	418,218
	K Wah International Holdings, Ltd.	583,931	277,107
	Karce International Holdings Open	44,000	0
	Karrie International Holdings, Ltd.	232,000	31,209
	Kerry Logistics Network, Ltd.	245,250	512,201
	Kerry Properties, Ltd.	184,500	452,676
	Kingston Financial Group, Ltd.	1,205,000	103,230
	Kowloon Development Co., Ltd.	172,000	168,034
	Lai Sun Development Co., Ltd.	93,280	80,860
*	Landing International Development, Ltd.	568,800	15,904
#*	Leyou Technologies Holdings, Ltd.	770,000	325,435
*	Lifestyle International Holdings, Ltd.	202,000	158,655
	Liu Chong Hing Investment, Ltd.	88,000	70,740
	L’Occitane International SA	255,000	466,840
*	Long Well International Holdings, Ltd.	856,000	2,440
	Luk Fook Holdings International, Ltd.	167,000	408,342
	Lung Kee Bermuda Holdings	68,000	21,232
*	Macau Legend Development, Ltd.	843,000	114,331
	Magnificent Hotel Investment, Ltd.	500,000	5,813
	Man Wah Holdings, Ltd.	772,000	1,077,432
	Master Glory Group, Ltd.	211,687	1,333
*	Meilleure Health International Industry Group, Ltd.	210,000	11,018
	Melco International Development, Ltd.	394,000	639,557
	Melco Resorts & Entertainment, Ltd., ADR	11,953	192,682
	MGM China Holdings, Ltd.	171,600	226,455
	Microport Scientific Corp.	3,529	12,469
*	Midland Holdings, Ltd.	148,100	14,909
	Ming Fai International Holdings, Ltd.	107,000	9,715
	Miramar Hotel & Investment	54,000	88,079
*Ω	Mobvista, Inc.	78,000	32,981
	Modern Dental Group, Ltd.	41,000	6,947
	MTR Corp., Ltd.	50,085	248,184
	NagaCorp., Ltd.	666,000	688,875
	Nameson Holdings, Ltd.	764,000	48,176
	National Electronics Hldgs.	30,800	4,053
	New World Development Co., Ltd.	208,602	995,947
#*	NewOcean Energy Holdings, Ltd.	346,000	30,852
	NWS Holdings, Ltd.	342,508	300,651
	Pacific Andes International Holdings, Ltd.	1,128,607	3,989
	Pacific Basin Shipping, Ltd.	2,115,000	308,954
#*	Pacific Century Premium Developments, Ltd.	211,842	22,425
	Pacific Textiles Holdings, Ltd.	549,000	313,264
	Paliburg Holdings, Ltd.	156,000	39,857
*	Paradise Entertainment, Ltd.	132,000	15,798

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	PC Partner Group, Ltd.	72,000	$15,949
#	PCCW, Ltd.	1,824,608	1,097,749
	Perennial Energy Holdings, Ltd.	30,000	31,060
	Perfect Shape Medical, Ltd.	180,000	64,732
#	Pico Far East Holdings, Ltd.	396,000	57,351
	Polytec Asset Holdings, Ltd.	2,589,440	217,505
	Power Assets Holdings, Ltd.	96,000	494,370
*	Prada SpA	128,000	506,615
	Prinx Chengshan Cayman Holding, Ltd.	31,000	33,590
	Public Financial Holdings, Ltd.	174,000	40,505
	PYI Corp., Ltd.	600,400	23,234
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	680,000	6,578
	Real Gold Mining, Ltd.	19,000	645
	Regal Hotels International Holdings, Ltd.	188,000	74,803
Ω	Regina Miracle International Holdings, Ltd.	104,000	32,247
*	Sa Sa International Holdings, Ltd.	591,703	84,952
*Ω	Samsonite International SA	551,400	562,510
	Sands China, Ltd.	182,000	638,747
	SAS Dragon Holdings, Ltd.	216,000	71,135
*	Shangri-La Asia, Ltd.	437,166	343,976
	Shenwan Hongyuan HK, Ltd.	302,500	33,600
	Shenzhou International Group Holdings, Ltd.	116,000	2,018,326
*	SIM Technology Group, Ltd.	210,000	10,867
	Singamas Container Holdings, Ltd.	786,000	33,480
	Sino Land Co., Ltd.	423,994	502,466
	SITC International Holdings Co., Ltd.	694,000	1,071,991
	SJM Holdings, Ltd.	661,301	686,635
	SmarTone Telecommunications Holdings, Ltd.	216,586	116,862
	Soundwill Holdings, Ltd.	40,500	36,212
*	South China Holdings Co., Ltd.	1,160,000	17,189
	Stella International Holdings, Ltd.	173,500	177,794
*	Summit Ascent Holdings, Ltd.	268,000	30,768
	Sun Hung Kai & Co., Ltd.	264,529	102,916
	Sun Hung Kai Properties, Ltd.	106,588	1,371,981
	SUNeVision Holdings, Ltd.	195,000	171,143
	Swire Pacific, Ltd., Class A	79,500	362,536
	Swire Pacific, Ltd., Class B	152,500	124,185
	Swire Properties, Ltd.	81,200	217,899
	Tai Sang Land Development, Ltd.	20,710	10,395
*	Talent Property Group, Ltd.	1,845,000	5,711
	Tao Heung Holdings, Ltd.	144,000	15,432
	Tech-Pro, Inc.	2,780,000	4,590
	Techtronic Industries Co., Ltd.	195,000	2,626,522
	Television Broadcasts, Ltd.	109,900	88,296
	Texwinca Holdings, Ltd.	336,000	50,995
	TK Group Holdings, Ltd.	138,000	40,986
*	TOM Group, Ltd.	162,000	22,782
#*	Town Health International Medical Group, Ltd.	320,000	5,325
	Tradelink Electronic Commerce, Ltd.	268,000	31,137
#	Transport International Holdings, Ltd.	121,373	215,834
	Union Medical Healthcare, Ltd.	35,000	19,943
	United Laboratories International Holdings, Ltd. (The)	332,500	285,911
	Untrade CW Group Holdings	210,000	1,173
	Untrade.Superb Summit	55,000	1,942
*	Up Energy Development Group, Ltd.	524,000	1,636
#	Value Partners Group, Ltd.	41,000	17,965
	Vedan International Holdings, Ltd.	152,000	14,115
	Vitasoy International Holdings, Ltd.	260,000	1,051,675
Ω	VPower Group International Holdings, Ltd.	37,000	13,280

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	VSTECS Holdings, Ltd.	349,600	$219,125
	VTech Holdings, Ltd.	57,300	380,187
	Wai Kee Holdings, Ltd.	26,000	12,442
Ω	WH Group, Ltd.	2,820,000	2,221,105
	Wharf Holdings, Ltd. (The)	440,000	910,841
	Wharf Real Estate Investment Co., Ltd.	209,000	804,395
	Wing On Co. International, Ltd.	32,000	70,497
	Wing Tai Properties, Ltd.	102,000	46,074
#*	Wynn Macau, Ltd.	159,200	219,956
*	Xingye Alloy Materials Group, Ltd.	89,000	10,552
	Xinyi Glass Holdings, Ltd.	968,000	2,125,764
	YGM Trading, Ltd.	20,000	5,160
	Yue Yuen Industrial Holdings, Ltd.	367,000	597,775

TOTAL HONG KONG			64,598,247

HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	155,376	171,250
*	MOL Hungarian Oil & Gas P.L.C.	169,075	821,015
*	Opus Global Nyrt	8,621	5,537
*	OTP Bank P.L.C.	22,504	702,002
	Richter Gedeon Nyrt	15,441	315,266

TOTAL HUNGARY			2,015,070

INDIA — (3.5%)
*	3M India, Ltd.	278	69,225
	Aarti Drugs, Ltd.	18,096	166,414
	Aarti Industries, Ltd.	19,458	261,881
	ABB India, Ltd.	1,905	22,829
*	ABB Powar Products & System India, Ltd.	381	4,942
	Abbott India, Ltd.	554	114,337
	ACC, Ltd.	11,833	263,214
	Adani Enterprises, Ltd.	72,180	327,777
	Adani Gas, Ltd.	72,180	214,420
*	Adani Green Energy, Ltd.	54,928	634,438
	Adani Ports & Special Economic Zone, Ltd.	153,179	739,198
*	Adani Power, Ltd.	452,504	218,052
*	Adani Transmissions, Ltd.	90,238	352,131
*	Aditya Birla Capital, Ltd.	140,688	122,973
*	Aditya Birla Fashion and Retail, Ltd.	73,294	152,372
	Advanced Enzyme Technologies, Ltd.	11,772	49,604
	Aegis Logistics, Ltd.	16,040	44,913
	Agro Tech Foods, Ltd.	923	8,852
	AIA Engineering, Ltd.	8,103	184,956
	Ajanta Pharma, Ltd.	10,445	221,871
	Akzo Nobel India, Ltd.	3,110	82,706
	Alembic Pharmaceuticals, Ltd.	27,389	355,396
	Alembic, Ltd.	29,520	36,699
	Allcargo Logistics, Ltd.	29,538	46,994
	Amara Raja Batteries, Ltd.	17,627	182,761
	Ambuja Cements, Ltd.	153,465	537,797
*	Amtek Auto, Ltd.	48,317	336
*	Anant Raj Global, Ltd.	49,377	10,827
	Anant Raj, Ltd.	49,377	11,984
	APL Apollo Tubes, Ltd.	2,717	114,744
	Apollo Hospitals Enterprise, Ltd.	14,909	426,802
	Apollo Tyres, Ltd.	126,505	238,891
*	Arvind Fashions, Ltd.	20,518	33,959
*	Arvind, Ltd.	61,020	27,777

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Asahi India Glass, Ltd.	5,732	$17,360
	Ashok Leyland, Ltd.	520,217	553,399
*	Ashoka Buildcon, Ltd.	33,588	27,569
	Asian Paints, Ltd.	31,962	952,680
*Ω	Aster DM Healthcare, Ltd.	8,999	16,271
	Astral Poly Technik, Ltd.	6,986	106,283
	AstraZeneca Pharma India, Ltd.	535	30,952
	Atul, Ltd.	3,454	280,176
	Aurobindo Pharma, Ltd.	141,654	1,477,854
	Automotive Axles, Ltd.	3,021	28,781
	Avanti Feeds, Ltd.	19,071	123,521
*Ω	Avenue Supermarts, Ltd.	9,458	284,677
*	Axis Bank, Ltd.	140,964	931,552
*	Axis Bank, Ltd., GDR	734	23,855
	Bajaj Auto, Ltd.	11,579	450,349
*	Bajaj Consumer Care, Ltd.	17,199	43,362
*	Bajaj Electricals, Ltd.	9,553	62,832
	Bajaj Finance, Ltd.	15,873	706,144
	Bajaj Finserv, Ltd.	3,686	275,834
	Bajaj Holdings & Investment, Ltd.	10,153	315,897
	Balaji Amines, Ltd.	3,847	43,536
	Balkrishna Industries, Ltd.	31,020	560,614
	Balmer Lawrie & Co., Ltd.	27,609	37,591
	Balrampur Chini Mills, Ltd.	63,804	138,259
*Ω	Bandhan Bank, Ltd.	24,998	97,320
*	Bank of Baroda	190,220	106,700
*	Bank of Maharashtra	233,066	34,864
	BASF India, Ltd.	2,175	39,897
	Bata India, Ltd.	13,096	231,959
	Bayer CropScience, Ltd.	177	13,042
	BEML, Ltd.	5,064	41,639
	Berger Paints India, Ltd.	74,368	625,510
	Bharat Dyanamics, Ltd.	6,234	24,363
	Bharat Electronics, Ltd.	236,407	277,442
	Bharat Forge, Ltd.	79,600	483,101
	Bharat Heavy Electricals, Ltd.	329,306	124,824
	Bharat Petroleum Corp., Ltd.	65,079	310,541
	Bharat Rasayan, Ltd.	121	14,045
	Bharti Airtel, Ltd.	266,145	1,552,570
	Bharti Infratel, Ltd.	121,593	304,243
*	Biocon, Ltd.	29,954	163,448
	Birla Corp., Ltd.	6,531	56,430
*	Birlasoft, Ltd.	62,453	152,585
	Bliss Gvs Pharma, Ltd.	17,529	39,983
*	Blue Dart Express, Ltd.	1,361	67,501
	Blue Star, Ltd.	8,389	71,178
	Bodal Chemicals, Ltd.	23,330	18,831
*	Borosil, Ltd.	6,650	12,864
	Bosch, Ltd.	779	122,100
	Brigade Enterprises, Ltd.	37,262	89,907
	Britannia Industries, Ltd.	8,390	393,501
	Cadila Healthcare, Ltd.	70,842	399,515
	Can Fin Homes, Ltd.	21,581	133,048
*	Canara Bank	121,438	141,636
*	Capacit’e Infraprojects, Ltd.	11,743	21,484
	Caplin Point Laboratories, Ltd.	7,571	50,740
	Carborundum Universal, Ltd.	19,475	74,306
	Care Ratings, Ltd.	5,340	21,456
	Castrol India, Ltd.	41,833	64,535

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	CCL Products India, Ltd.	31,949	$103,793
	Ceat, Ltd.	9,652	142,157
	Central Depository Services India, Ltd.	10,440	67,991
	Century Plyboards India, Ltd.	29,747	69,297
	Century Textiles & Industries, Ltd.	14,491	59,759
	Cera Sanitaryware, Ltd.	2,046	73,564
	CESC, Ltd.	16,500	124,913
*	CG Power and Industrial Solutions, Ltd.	109,873	46,487
	Chambal Fertilizers & Chemicals, Ltd.	61,351	134,498
	Chennai Super Kings Cricket, Ltd.	65,357	372
*	Cholamandalam Financial Holdings, Ltd.	27,506	143,011
	Cholamandalam Investment and Finance Co., Ltd.	94,554	345,708
	Cipla, Ltd.	55,878	569,694
	City Union Bank, Ltd.	73,189	146,008
	Coal India, Ltd.	99,687	154,054
Ω	Cochin Shipyard, Ltd.	6,292	28,662
*Ω	Coffee Day Enterprises, Ltd.	11,470	4,078
	Coforge, Ltd.	1,134	33,733
	Colgate-Palmolive India, Ltd.	15,789	323,743
	Container Corp. Of India, Ltd.	41,058	216,632
	Coromandel International, Ltd.	47,407	464,436
	CRISIL, Ltd.	5,279	148,030
*	Crompton Greaves Consumer Electricals, Ltd.	122,605	493,455
	Cummins India, Ltd.	6,720	39,285
	Cyient, Ltd.	9,584	51,027
	Dabur India, Ltd.	59,064	407,798
*	Dalmia Bharat, Ltd.	22,775	258,929
	DB Corp., Ltd.	23,005	22,913
*	DCB Bank, Ltd.	85,478	89,596
	DCM Shriram, Ltd.	19,899	90,845
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,545	26,974
	Deepak Nitrite, Ltd.	8,967	89,958
	Delta Corp., Ltd.	30,239	48,414
	Dhampur Sugar Mills, Ltd.	12,251	23,584
	Dhani Services, Ltd.	19,321	51,279
	Dhani Services, Ltd.	1,946	2,520
	Dhanuka Agritech, Ltd.	4,995	49,462
Ω	Dilip Buildcon, Ltd.	14,499	63,825
*	Dish TV India, Ltd.	195,798	30,126
	Dishman Carbogen Amcis, Ltd.	31,108	63,611
	Divi’s Laboratories, Ltd.	19,636	832,649
	Dixon Technologies India, Ltd.	1,078	135,807
	DLF, Ltd.	84,547	181,080
Ω	Dr Lal PathLabs, Ltd.	4,296	133,248
	Dr Reddy’s Laboratories, Ltd., ADR	27,680	1,793,941
*	Dredging Corp. of India, Ltd.	1,860	5,980
	eClerx Services, Ltd.	8,860	83,592
*	Edelweiss Financial Services, Ltd.	12,971	9,792
	EICHER MOTORS LTD.	20,710	582,672
*	EID Parry India, Ltd.	27,218	101,678
*	EIH, Ltd.	33,148	33,655
	Elgi Equipments, Ltd.	13,596	19,190
	Emami, Ltd.	13,274	63,475
Ω	Endurance Technologies, Ltd.	2,826	40,396
	Engineers India, Ltd.	51,875	45,396
	EPL, Ltd.	9,232	31,214
Ω	Eris Lifesciences, Ltd.	3,487	23,496
	Escorts, Ltd.	23,174	376,254
	Excel Industries, Ltd.	1,374	16,043

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Exide Industries, Ltd.	92,725	$198,568
	FDC, Ltd.	9,885	45,655
*	Federal Bank, Ltd.	621,842	423,154
	Finolex Cables, Ltd.	18,226	68,415
	Finolex Industries, Ltd.	16,888	118,647
	Firstsource Solutions, Ltd.	78,398	73,975
*	Fortis Healthcare, Ltd.	144,946	246,060
*	Future Lifestyle Fashions, Ltd.	3,745	3,836
	Gabriel India, Ltd.	24,904	31,811
	GAIL India, Ltd.	277,798	317,820
	Garware Technical Fibres, Ltd.	2,671	67,619
	Gateway Distriparks, Ltd.	32,322	40,091
*	GE T&D India, Ltd.	5,381	5,898
*Ω	General Insurance Corp. of India	9,403	15,025
*	GFL, Ltd.	13,383	14,273
	GHCL, Ltd.	12,471	26,183
	Gillette India, Ltd.	1,132	81,031
	GlaxoSmithKline Pharmaceuticals, Ltd.	3,559	70,470
	Glenmark Pharmaceuticals, Ltd.	42,344	271,637
	Godfrey Phillips India, Ltd.	3,450	41,803
	Godrej Consumer Products, Ltd.	28,693	257,820
*	Godrej Industries, Ltd.	12,779	63,069
*	Godrej Properties, Ltd.	3,806	52,977
	Granules India, Ltd.	70,007	360,751
	Graphite India, Ltd.	6,521	15,475
	Grasim Industries, Ltd.	49,807	523,749
	Great Eastern Shipping Co., Ltd. (The)	24,793	75,575
*	Greaves Cotton, Ltd.	38,261	35,911
	Greenply Industries, Ltd.	23,606	25,793
	Grindwell Norton, Ltd.	10,398	76,042
	Gujarat Alkalies & Chemicals, Ltd.	9,984	43,134
	Gujarat Ambuja Exports, Ltd.	35,446	54,960
*	Gujarat Fluorochemicals, Ltd.	13,383	86,614
	Gujarat Gas, Ltd.	45,979	183,928
	Gujarat Mineral Development Corp., Ltd.	40,207	23,273
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	55,546
	Gujarat Pipavav Port, Ltd.	94,018	112,192
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	36,608
	Gujarat State Petronet, Ltd.	78,663	205,654
	Gulf Oil Lubricants India, Ltd.	3,366	30,122
	Hatsun Agro Products, Ltd.	4,755	51,235
	Havells India, Ltd.	35,725	351,290
	HCL Technologies, Ltd.	186,334	2,127,082
*	HDFC Bank, Ltd., ADR	4,000	229,760
*	HDFC Bank, Ltd.	135,422	2,160,579
*Ω	HDFC Life Insurance Co., Ltd.	33,591	267,667
*	HealthCare Global Enterprises, Ltd.	498	803
	HEG, Ltd.	1,450	13,205
	HeidelbergCement India, Ltd.	32,536	80,955
*	Hemisphere Properties India, Ltd.	14,629	13,384
	Heritage Foods, Ltd.	4,050	16,592
	Hero MotoCorp, Ltd.	23,994	906,885
	Hester Biosciences, Ltd.	451	10,734
	HFCL, Ltd.	296,593	68,949
	Hikal, Ltd.	21,706	47,783
	HIL, Ltd.	758	17,895
	Himadri Speciality Chemical, Ltd.	39,781	25,246
	Hindalco Industries, Ltd.	319,405	738,930
	Hinduja Global Solutions, Ltd.	1,337	12,006

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Hindustan Oil Exploration Co., Ltd.	7,575	$6,534
	Hindustan Petroleum Corp., Ltd.	110,736	281,244
	Hindustan Unilever, Ltd.	42,908	1,201,868
	Honeywell Automation India, Ltd.	588	225,230
	Housing Development Finance Corp., Ltd.	63,222	1,638,009
*	ICICI Bank, Ltd., Sponsored ADR	106,148	1,119,861
Ω	ICICI Lombard General Insurance Co., Ltd.	4,564	76,316
Ω	ICICI Prudential Life Insurance Co., Ltd.	15,424	84,028
*	IDFC First Bank, Ltd.	825,965	343,387
	IDFC, Ltd.	368,247	151,212
*	IFB Industries, Ltd.	2,668	25,440
*	IFCI, Ltd.	304,825	23,838
	IIFL Finance, Ltd.	67,491	67,507
	IIFL Securities, Ltd.	67,491	35,631
	IIFL Wealth Management, Ltd.	9,642	118,991
	India Cements, Ltd. (The)	82,812	131,898
	India Glycols, Ltd.	2,704	9,969
	Indiabulls Housing Finance, Ltd.	112,851	214,148
*	Indiabulls Real Estate, Ltd.	85,305	54,924
*	Indian Bank	58,840	45,728
	Indian Hotels Co., Ltd. (The)	65,077	83,686
	Indian Hume Pipe Co., Ltd. (The)	7,493	16,060
	Indian Oil Corp., Ltd.	166,154	177,648
*	Indian Overseas Bank	301,966	37,235
	Indo Count Industries, Ltd.	24,075	46,614
	Indoco Remedies, Ltd.	4,041	14,031
	Indraprastha Gas, Ltd.	51,880	282,226
*	IndusInd Bank, Ltd.	12,866	101,222
	Infibeam Avenues, Ltd.	76,781	86,442
	Info Edge India, Ltd.	1,355	64,714
	Infosys, Ltd., Sponsored ADR	22,480	320,790
	Infosys, Ltd.	384,314	5,505,083
	Inox Leisure, Ltd.	24,804	84,948
*	Intellect Design Arena, Ltd.	15,315	48,989
*Ω	InterGlobe Aviation, Ltd.	7,474	131,359
	Ipca Laboratories, Ltd.	9,259	291,642
	IRB Infrastructure Developers, Ltd.	48,779	74,283
	ITC, Ltd.	316,199	707,261
	ITD Cementation India, Ltd.	13,955	9,202
*	ITI, Ltd.	11,131	17,720
	J Kumar Infraprojects, Ltd.	13,503	18,686
	Jagran Prakashan, Ltd.	33,725	16,737
	Jai Corp., Ltd.	9,299	10,377
*	Jammu & Kashmir Bank, Ltd. (The)	112,876	21,629
	Jamna Auto Industries, Ltd.	34,285	18,644
	JB Chemicals & Pharmaceuticals, Ltd.	11,812	160,441
	Jindal Saw, Ltd.	62,028	50,731
*	Jindal Stainless Hisar, Ltd.	23,161	30,779
*	Jindal Stainless, Ltd.	55,678	46,914
*	Jindal Steel & Power, Ltd.	200,361	518,178
	JK Cement, Ltd.	10,057	248,976
	JK Lakshmi Cement, Ltd.	13,770	53,772
	JK Paper, Ltd.	31,079	36,887
	JK Tyre & Industries, Ltd.	29,960	27,097
	JM Financial, Ltd.	125,477	137,064
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,603	47,249
	JSW Energy, Ltd.	171,454	138,997
	JSW Steel, Ltd.	397,413	1,655,413
	JTEKT India, Ltd.	9,992	9,974

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jubilant Foodworks, Ltd.	20,379	$599,115
	Jubilant Life Sciences, Ltd.	50,358	494,303
*	Just Dial, Ltd.	16,151	141,761
	Jyothy Labs, Ltd.	17,934	32,829
	Kajaria Ceramics, Ltd.	31,187	238,569
	Kalpataru Power Transmission, Ltd.	24,528	82,177
	Kansai Nerolac Paints, Ltd.	13,148	91,375
*	Karnataka Bank, Ltd. (The)	81,907	47,018
*	Karur Vysya Bank, Ltd. (The)	166,660	72,594
*	Kaveri Seed Co., Ltd.	8,699	59,310
	KEC International, Ltd.	38,887	169,828
	KEI Industries, Ltd.	24,931	114,795
	Kiri Industries, Ltd.	4,301	25,811
	KNR Constructions, Ltd.	15,249	51,489
*	Kotak Mahindra Bank, Ltd.	21,270	443,185
	KPIT Technologies, Ltd.	55,541	70,207
	KPR Mill, Ltd.	7,566	76,013
	KRBL, Ltd.	28,061	96,825
	KSB, Ltd.	1,172	7,149
	L&T Finance Holdings, Ltd.	241,351	210,056
	Lakshmi Machine Works, Ltd.	669	36,077
Ω	Larsen & Toubro Infotech, Ltd.	6,257	246,171
	Larsen & Toubro, Ltd.	45,279	568,095
Ω	Laurus Labs, Ltd.	44,950	192,162
	LIC Housing Finance, Ltd.	159,000	606,221
	Linde India, Ltd.	5,728	64,485
	LT Foods, Ltd.	41,893	29,788
	Lupin, Ltd.	58,881	721,066
	LUX Industries, Ltd.	1,750	32,929
*	Magma Fincorp, Ltd.	32,944	16,328
	Mahanagar Gas, Ltd.	11,558	127,138
	Maharashtra Seamless, Ltd.	9,763	29,188
*	Mahindra & Mahindra Financial Services, Ltd.	251,810	415,870
	Mahindra & Mahindra, Ltd., GDR	2,523	19,732
	Mahindra & Mahindra, Ltd.	186,856	1,497,784
*	Mahindra CIE Automotive, Ltd.	24,191	45,008
*	Mahindra Holidays & Resorts India, Ltd.	17,870	40,169
*	Mahindra Lifespace Developers, Ltd.	10,029	37,849
	Maithan Alloys, Ltd.	1,320	8,619
	Majesco, Ltd.	3,324	41,437
	Manappuram Finance, Ltd.	252,165	529,494
*	Mangalore Refinery & Petrochemicals, Ltd.	63,805	24,679
	Marico, Ltd.	93,949	451,573
	Marksans Pharma, Ltd.	95,755	65,627
	Maruti Suzuki India, Ltd.	8,567	801,508
Ω	MAS Financial Services, Ltd.	2,665	29,774
	Mastek, Ltd.	1,872	21,376
*	Max Financial Services, Ltd.	30,955	246,380
*	Max Healthcare Institute, Ltd.	26,636	38,207
*	Max India, Ltd.	5,381	4,153
	Mayur Uniquoters, Ltd.	5,050	16,763
	Meghmani Organics, Ltd.	40,612	39,039
	Minda Industries, Ltd.	35,942	154,734
	Mindtree, Ltd.	8,989	161,726
	MOIL, Ltd.	27,433	47,535
*	Morepen Laboratories, Ltd.	39,894	13,633
	Motherson Sumi Systems, Ltd.	350,257	499,380
	Motilal Oswal Financial Services, Ltd.	11,769	89,206
	Mphasis, Ltd.	29,265	547,725

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	MRF, Ltd.	552	$483,659
	Muthoot Finance, Ltd.	60,208	997,348
	Narayana Hrudayalaya, Ltd.	10,746	49,429
	Natco Pharma, Ltd.	32,094	387,780
	National Aluminium Co., Ltd.	202,726	83,688
	Nava Bharat Ventures, Ltd.	45,002	32,105
	Navin Fluorine International, Ltd.	837	25,275
	Navneet Education, Ltd.	29,594	30,441
	NBCC India, Ltd.	83,860	25,727
	NCC, Ltd.	92,182	42,152
	NESCO, Ltd.	10,419	71,187
	Nestle India, Ltd.	3,163	731,566
	NHPC, Ltd.	340,938	91,359
	NIIT, Ltd.	24,487	46,290
	Nilkamal, Ltd.	2,477	42,232
	NLC India, Ltd.	77,823	51,370
	NOCIL, Ltd.	25,360	46,681
	NRB Bearings, Ltd.	20,064	18,271
	NTPC, Ltd.	185,685	221,285
*	Oberoi Realty, Ltd.	25,692	153,445
	Oil & Natural Gas Corp., Ltd.	131,900	115,303
	Oil India, Ltd.	38,413	44,486
*	Omaxe, Ltd.	17,826	15,943
	Oracle Financial Services Software, Ltd.	3,866	164,469
	Orient Cement, Ltd.	19,771	17,129
	Orient Refractories, Ltd.	7,743	19,541
	Page Industries, Ltd.	731	197,739
	Paisalo Digital, Ltd.	5,702	29,828
Ω	Parag Milk Foods, Ltd.	16,313	23,279
*	PC Jeweller, Ltd.	81,097	16,906
	Persistent Systems, Ltd.	18,361	287,602
	Petronet LNG, Ltd.	314,233	979,507
	Pfizer, Ltd.	2,484	167,197
	Phillips Carbon Black, Ltd.	27,109	51,332
	Phoenix Mills, Ltd. (The)	14,048	107,261
	PI Industries, Ltd.	29,390	871,454
	Pidilite Industries, Ltd.	14,480	306,846
	Piramal Enterprises, Ltd.	32,025	543,840
*Ω	PNB Housing Finance, Ltd.	6,460	30,672
	PNC Infratech, Ltd.	21,068	48,284
	Polyplex Corp., Ltd.	5,376	56,178
	Power Finance Corp., Ltd.	278,383	328,171
	Power Grid Corp. of India, Ltd.	147,809	342,979
	Praj Industries, Ltd.	38,085	39,511
	Prakash Industries, Ltd.	18,220	10,821
	Prestige Estates Projects, Ltd.	54,482	183,927
*	Prism Johnson, Ltd.	20,426	19,678
*	Procter & Gamble Health, Ltd.	2,147	149,067
	Procter & Gamble Hygiene & Health Care, Ltd.	1,532	209,883
	PSP Projects, Ltd.	3,321	17,308
	PTC India Financial Services, Ltd.	21,188	5,187
	PTC India, Ltd.	75,922	48,197
*	Punjab National Bank	436,946	157,651
	PVR, Ltd.	14,101	204,207
*Ω	Quess Corp., Ltd.	13,566	75,155
	Radico Khaitan, Ltd.	21,396	125,704
	Rain Industries, Ltd.	51,180	72,865
	Rajesh Exports, Ltd.	29,992	186,981
	Rallis India, Ltd.	21,200	70,750

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramco Cements, Ltd. (The)	25,138	$270,565
	Rashtriya Chemicals & Fertilizers, Ltd.	21,284	12,160
	Ratnamani Metals & Tubes, Ltd.	2,225	38,070
*	Raymond, Ltd.	14,947	55,100
Ω	RBL Bank, Ltd.	39,898	93,626
	REC, Ltd.	336,306	466,701
	Redington India, Ltd.	115,863	201,253
*	Relaxo Footwears, Ltd.	15,272	135,676
Ω	Reliance Industries, Ltd., GDR	21,211	1,168,272
	Reliance Industries, Ltd.	246,575	6,869,009
*	Reliance Power, Ltd.	225,835	10,812
*	Religare Enterprises, Ltd.	14,018	10,033
	Sanofi India, Ltd.	2,471	266,829
*Ω	SBI Life Insurance Co., Ltd.	5,454	56,714
	Schaeffler India, Ltd.	1,115	56,653
	Security & Intelligence Services India, Ltd.	3,602	17,773
*	Sequent Scientific, Ltd.	31,610	60,109
Ω	SH Kelkar & Co., Ltd.	2,220	2,548
	Sharda Cropchem, Ltd.	9,288	33,941
*	Sheela Foam, Ltd.	649	11,477
	Shilpa Medicare, Ltd.	8,141	49,398
	Shipping Corp. of India, Ltd.	48,621	33,481
*	Shoppers Stop, Ltd.	3,960	9,293
	Shree Cement, Ltd.	1,212	353,261
	Shriram City Union Finance, Ltd.	4,747	51,151
	Shriram Transport Finance Co., Ltd.	42,785	398,036
	Siemens, Ltd.	1,769	30,241
	SKF India, Ltd.	3,394	67,552
	SML ISUZU, Ltd.	2,162	10,910
	Sobha, Ltd.	22,239	86,976
	Solar Industries India, Ltd.	5,278	71,626
	Solara Active Pharma Sciences, Ltd.	2,772	42,246
	Somany Home Innovation, Ltd.	13,542	13,779
	Sonata Software, Ltd.	22,141	94,275
*	South Indian Bank, Ltd. (The)	413,283	36,182
	SRF, Ltd.	8,369	495,444
	Srikalahasthi Pipes, Ltd.	2,107	3,463
*	State Bank of India	125,690	321,335
*	Steel Authority of India, Ltd.	226,358	105,339
	Sterlite Technologies, Ltd.	45,756	90,775
	Strides Pharma Science, Ltd.	23,701	219,901
	Subros, Ltd.	10,510	39,699
	Sudarshan Chemical Industries	7,007	41,471
	Sun Pharmaceutical Industries, Ltd.	40,316	253,384
	Sun TV Network, Ltd.	39,645	226,468
	Sundaram Finance, Ltd.	1,856	36,812
	Sundaram-Clayton, Ltd.	625	14,256
	Sundram Fasteners, Ltd.	24,211	139,731
	Sunteck Realty, Ltd.	20,427	73,182
	Suprajit Engineering, Ltd.	18,045	43,314
	Supreme Industries, Ltd.	21,778	425,511
	Supreme Petrochem, Ltd.	17,029	60,264
	Surya Roshni, Ltd.	10,195	30,592
*	Suven Pharmaceuticals, Ltd.	50,026	209,781
*	Suzlon Energy, Ltd.	648,648	31,974
	Swaraj Engines, Ltd.	1,454	27,675
	Symphony, Ltd.	4,435	50,849
*Ω	Syngene International, Ltd.	14,924	107,410
*	TAKE Solutions, Ltd.	21,777	11,943

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Chemicals, Ltd.	43,095	$186,208
	Tata Communications, Ltd.	14,629	183,526
	Tata Consultancy Services, Ltd.	67,309	2,424,647
	Tata Consumer Products, Ltd.	201,759	1,343,744
	Tata Elxsi, Ltd.	9,456	195,993
	Tata Metaliks, Ltd.	5,278	36,605
*	Tata Motors, Ltd.	692,540	1,236,674
	Tata Power Co., Ltd. (The)	213,953	150,684
*	Tata Sponge Iron, Ltd.	5,359	31,372
	Tata Steel, Ltd.	139,217	769,843
	TCI Express, Ltd.	4,916	52,348
	Tech Mahindra, Ltd.	170,682	1,874,531
*	Techno Electric & Engineering Co., Ltd.	13,851	35,665
	Thermax, Ltd.	3,658	37,684
Ω	Thyrocare Technologies, Ltd.	5,937	92,106
	Tide Water Oil Co India, Ltd.	261	15,491
	Time Technoplast, Ltd.	12,919	6,547
	Timken India, Ltd.	5,879	85,624
	Tinplate Co. of India, Ltd. (The)	13,266	23,035
	Titan Co., Ltd.	46,986	740,663
	Torrent Pharmaceuticals, Ltd.	11,562	399,587
	Torrent Power, Ltd.	36,474	152,902
	Transport Corp. of India, Ltd.	11,637	35,207
	Trent, Ltd.	6,550	58,202
	Trident, Ltd.	504,510	50,043
	Triveni Engineering & Industries, Ltd.	34,851	33,730
	Triveni Turbine, Ltd.	34,210	32,004
	TTK Prestige, Ltd.	901	69,358
	Tube Investments of India, Ltd.	34,439	306,686
	TV Today Network, Ltd.	9,445	25,416
*	TV18 Broadcast, Ltd.	190,935	74,135
	TVS Srichakra, Ltd.	1,157	22,019
*	UCO Bank	227,991	35,678
	Uflex, Ltd.	15,054	67,553
	UltraTech Cement, Ltd.	7,737	474,789
*	Union Bank of India.	266,697	87,086
	United Breweries, Ltd.	13,174	164,546
*	United Spirits, Ltd.	60,316	410,353
	UPL, Ltd.	245,772	1,500,761
*	Usha Martin, Ltd.	24,809	7,076
*	VA Tech Wabag, Ltd.	11,864	29,199
	Vaibhav Global, Ltd.	2,986	78,570
	Vakrangee, Ltd.	74,772	28,339
	Vardhman Textiles, Ltd.	7,337	76,009
	Varun Beverages, Ltd.	6,266	55,261
	Vedanta, Ltd.	499,656	647,672
	Vedanta, Ltd., ADR	28,241	144,596
	Venky’s India, Ltd.	2,499	49,257
	Vesuvius India, Ltd.	1,061	12,809
	V-Guard Industries, Ltd.	24,622	56,007
	Vinati Organics, Ltd.	11,500	187,468
	Vindhya Telelinks, Ltd.	1,145	11,038
	VIP Industries, Ltd.	12,578	46,090
*	V-Mart Retail, Ltd.	800	20,788
*	Vodafone Idea, Ltd.	2,518,391	298,701
	VRL Logistics, Ltd.	11,268	22,737
	VST Industries, Ltd.	1,793	82,161
	Welspun Corp., Ltd.	36,901	53,211
	Welspun Enterprises, Ltd.	15,445	15,702

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Welspun India, Ltd.	156,632	$147,206
	West Coast Paper Mills, Ltd.	12,018	25,613
	Whirlpool of India, Ltd.	4,838	138,497
	Wipro, Ltd.	158,016	725,298
*	Wockhardt, Ltd.	13,260	51,991
*	Yes Bank, Ltd.	494,114	82,880
	Zee Entertainment Enterprises, Ltd.	220,914	558,019
	Zensar Technologies, Ltd.	25,706	62,084

TOTAL INDIA			111,930,704

INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	1,935,200	206,361
	Adaro Energy Tbk PT	9,821,400	744,497
	Adhi Karya Persero Tbk PT	461,787	17,946
	AKR Corporindo Tbk PT	640,000	115,745
*	Alam Sutera Realty Tbk PT	6,082,600	63,455
	Aneka Tambang Tbk	3,157,420	224,568
*	Armidian Karyatama Tbk PT	230,900	148
	Arwana Citramulia Tbk PT	232,600	7,888
*	Asahimas Flat Glass Tbk PT	86,500	13,836
	Astra Agro Lestari Tbk PT	197,889	144,619
	Astra International Tbk PT	1,243,900	454,238
	Astra Otoparts Tbk PT	118,200	6,939
*	Astrindo Nusantara Infrastructure Tbk PT	3,406,400	11,646
*	Asuransi Kresna Mitra Tbk PT	245,400	17,990
*	Bank Bukopin Tbk	2,664,000	44,252
	Bank Central Asia Tbk PT	377,200	742,200
	Bank Danamon Indonesia Tbk PT	627,263	103,979
	Bank Mandiri Persero Tbk PT	1,414,918	551,154
	Bank Negara Indonesia Persero Tbk PT	1,466,520	466,572
*	Bank Pan Indonesia Tbk PT	1,316,000	69,340
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,163,400	85,037
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	65,502
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	1,502,656
	Bank Tabungan Negara Persero Tbk PT	1,267,041	117,942
*	Barito Pacific Tbk PT	13,954,000	845,450
	Bayan Resources Tbk PT	16,000	13,727
*	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	24,986
	BISI International Tbk PT	468,500	28,782
*	Blue Bird Tbk PT	54,200	3,066
*	Buana Lintas Lautan Tbk PT	2,625,600	59,196
	Bukit Asam Tbk PT	1,560,500	204,463
*	Bumi Serpong Damai Tbk PT	2,092,800	124,564
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	7,866
	Charoen Pokphand Indonesia Tbk PT	1,011,100	398,323
	Ciputra Development Tbk PT	5,847,371	321,579
*	Citra Marga Nusaphala Persada Tbk PT	517,167	36,201
*	Delta Dunia Makmur Tbk PT	3,705,200	59,950
*	Eagle High Plantations Tbk PT	4,587,600	29,729
	Elnusa Tbk PT	1,952,600	27,882
*	Erajaya Swasembada Tbk PT	626,100	73,708
*	Gajah Tunggal Tbk PT	1,049,800	32,096
*	Garuda Indonesia Persero Tbk PT	1,784,500	28,853
*	Global Mediacom Tbk PT	1,284,300	19,699
*	Gudang Garam Tbk PT	144,300	401,876
*	Hanson International Tbk PT	19,060,700	24,437
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	600,330
	Indika Energy Tbk PT	1,022,000	63,744
	Indo Tambangraya Megah Tbk PT	183,800	100,687

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indocement Tunggal Prakarsa Tbk PT	66,000	$54,500
	Indofood CBP Sukses Makmur Tbk PT	279,300	183,467
	Indofood Sukses Makmur Tbk PT	1,536,200	727,711
*	Indo-Rama Synthetics Tbk PT	40,300	5,823
*	Indosat Tbk PT	272,050	36,866
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,573,400	140,127
*	Inovisi Infracom Tbk PT	7,778	0
*	Integra Indocabinet Tbk PT	188,300	6,136
*	Inti Agri Resources Tbk PT	473,600	607
*	Intiland Development Tbk PT	3,125,700	33,796
	Japfa Comfeed Indonesia Tbk PT	2,168,300	156,316
	Jasa Marga Persero Tbk PT	367,226	88,502
	Jaya Real Property Tbk PT	932,000	26,774
	Kalbe Farma Tbk PT	3,102,300	321,867
*	Kapuas Prima Coal Tbk PT	1,985,300	15,937
*	Kawasan Industri Jababeka Tbk PT	5,953,389	84,313
*	KMI Wire & Cable Tbk PT	964,700	20,291
*	Krakatau Steel Persero Tbk PT	2,016,837	48,812
*	Kresna Graha Investama Tbk PT	4,311,200	25,530
	Link Net Tbk PT	368,200	52,561
*	Lippo Cikarang Tbk PT	848,155	45,898
*	Lippo Karawaci Tbk PT	18,632,395	169,020
*	Malindo Feedmill Tbk PT	473,600	17,437
*	Matahari Department Store Tbk PT	951,700	64,204
	Mayora Indah Tbk PT	2,753,725	438,865
*	Medco Energi Internasional Tbk PT	5,130,532	131,682
*	Media Nusantara Citra Tbk PT	2,591,200	144,534
	Metrodata Electronics Tbk PT	295,300	32,288
*	Mitra Adiperkasa Tbk PT	4,108,300	180,962
*	MNC Investama Tbk PT	9,936,200	33,958
*	MNC Land Tbk PT	3,810,100	27,025
	Nippon Indosari Corpindo Tbk PT	323,700	27,331
	Pabrik Kertas Tjiwi Kimia Tbk PT	189,500	77,700
*	Pacific Strategic Financial Tbk PT	553,200	33,418
*	Pakuwon Jati Tbk PT	4,335,300	121,195
*	Pan Brothers Tbk PT	1,291,500	19,088
*	Panin Financial Tbk PT	8,949,500	114,474
*	Paninvest Tbk PT	148,100	6,945
	Perusahaan Gas Negara Tbk PT	1,640,000	117,707
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	102,396
*	Pool Advista Indonesia Tbk PT	91,300	234
	PP Persero Tbk PT	1,508,154	92,181
	Puradelta Lestari Tbk PT	2,214,800	33,876
	Ramayana Lestari Sentosa Tbk PT	1,111,824	43,069
*	Rimo International Lestari Tbk PT	3,756,500	4,816
*	Salim Ivomas Pratama Tbk PT	1,950,400	43,158
*	Sariguna Primatirta Tbk PT	541,800	17,606
*	Sawit Sumbermas Sarana Tbk PT	1,534,600	85,474
*	Sekawan Intipratama Tbk PT	1,471,800	0
	Selamat Sempurna Tbk PT	576,100	54,610
	Semen Baturaja Persero Tbk PT	772,600	25,869
	Semen Indonesia Persero Tbk PT	433,400	280,762
*	Sentul City Tbk PT	10,397,200	35,486
*	Siloam International Hospitals Tbk PT	132,431	45,019
*	Sitara Propertindo Tbk PT	358,500	1,249
*	Smartfren Telecom Tbk PT	953,400	4,472
	Sri Rejeki Isman Tbk PT	4,830,100	66,497
*	Summarecon Agung Tbk PT	3,716,100	163,892
	Surya Citra Media Tbk PT	1,579,700	157,914

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Surya Esa Perkasa Tbk PT	1,124,200	$10,552
	Surya Semesta Internusa Tbk PT	1,861,600	61,409
	Telekomunikasi Indonesia Persero Tbk PT	915,700	162,134
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	12,307	210,327
	Tempo Scan Pacific Tbk PT	206,900	17,717
*	Tiga Pilar Sejahtera Food Tbk	839,100	12,278
*	Timah Tbk PT	1,442,756	80,032
*	Tiphone Mobile Indonesia Tbk PT	784,500	4,868
	Tower Bersama Infrastructure Tbk PT	2,483,000	251,146
*	Trada Alam Minera Tbk PT	5,604,000	7,185
*	Truba Alam Manuggal Engineering PT	2,841,000	0
	Tunas Baru Lampung Tbk PT	1,270,400	64,786
	Tunas Ridean Tbk PT	537,500	47,286
	Unilever Indonesia Tbk PT	350,500	186,006
	United Tractors Tbk PT	593,024	847,248
*	Vale Indonesia Tbk PT	716,600	195,998
	Waskita Beton Precast Tbk PT	5,424,200	56,950
	Waskita Karya Persero Tbk PT	1,328,763	66,165
	Wijaya Karya Bangunan Gedung Tbk PT	497,000	5,974
	Wijaya Karya Beton Tbk PT	1,962,100	32,000
	Wijaya Karya Persero Tbk PT	1,429,459	115,641
	XL Axiata Tbk PT	1,564,900	213,904

TOTAL INDONESIA			17,051,557

IRELAND — (0.6%)
*	AIB Group P.L.C.	151,416	171,280
*	Bank of Ireland Group P.L.C.	292,457	725,657
*	Cairn Homes P.L.C.	50,826	46,400
	CRH P.L.C.	1,971	68,969
	CRH P.L.C., Sponsored ADR	186,326	6,549,359
*	Datalex P.L.C.	10,864	5,198
	FBD Holdings P.L.C.	7,366	53,369
*	Flutter Entertainment P.L.C.	19,405	3,392,245
*	Flutter Entertainment P.L.C.	14,185	2,457,482
	Glanbia P.L.C.	21,790	207,258
	Irish Continental Group P.L.C.	57,400	210,826
	Kenmare Resources P.L.C.	385	1,443
	Kerry Group P.L.C., Class A	6,479	775,549
*	Kingspan Group P.L.C.	30,102	2,626,979
*	Permanent TSB Group Holdings P.L.C.	11,387	6,897
	Smurfit Kappa Group P.L.C.	79,937	3,011,954

TOTAL IRELAND			20,310,865

ISRAEL — (0.5%)
*	Afcon Holdings, Ltd.	277	8,570
*	AFI Properties, Ltd.	4,877	117,056
*	Airport City, Ltd.	17,648	191,252
*	Allot, Ltd.	3,308	31,285
	Alrov Properties and Lodgings, Ltd.	2,753	79,093
	Arad, Ltd.	2,321	30,566
*	Arko Holdings, Ltd.	119,082	77,580
	Ashtrom Group, Ltd.	4,898	62,502
	Ashtrom Properties, Ltd.	5,949	33,388
	AudioCodes, Ltd.	3,346	100,726
*	Avgol Industries 1953, Ltd.	26,233	28,816
*	Azorim-Investment Development & Construction Co., Ltd.	18,629	32,694
	Azrieli Group, Ltd.	1,037	48,672
	Bank Hapoalim BM	105,498	615,825

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Bank Leumi Le-Israel BM	310,253	$1,462,233
	Bayside Land Corp.	38,100	265,323
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,426	22,178
*	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	299,590
	Big Shopping Centers, Ltd.	1,289	97,509
	Blue Square Real Estate, Ltd.	1,706	69,068
*	Camtek, Ltd.	5,451	99,638
	Carasso Motors, Ltd.	11,765	35,268
*	Cellcom Israel, Ltd.	27,071	104,503
	Cellcom Israel, Ltd.	11,977	45,513
*	Ceragon Networks, Ltd.	16,269	35,954
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	115,282
	Danel Adir Yeoshua, Ltd.	1,587	197,689
	Delek Automotive Systems, Ltd.	14,896	71,132
*	Delek Group, Ltd.	1,164	21,247
	Delta-Galil Industries, Ltd.	7,386	130,956
	Dor Alon Energy in Israel 1988, Ltd.	1,389	28,128
	Duniec Brothers, Ltd.	324	8,400
*	El Al Israel Airlines	209,254	38,123
	Elbit Systems, Ltd.	2,679	301,879
	Elbit Systems, Ltd.	1,800	201,888
	Electra Consumer Products 1970, Ltd.	5,785	158,500
	Electra, Ltd.	1,001	434,958
*	Energix-Renewable Energies, Ltd.	20,253	85,838
*	Equital, Ltd.	10,987	203,241
	First International Bank Of Israel, Ltd.	19,943	440,873
	FMS Enterprises Migun, Ltd.	917	19,307
	Formula Systems 1985, Ltd.	5,389	425,359
	Fox Wizel, Ltd.	6,475	500,575
*	Gilat Satellite Networks, Ltd.	11,636	68,331
*	Hadera Paper, Ltd.	3,184	105,799
*	Hamlet Israel-Canada, Ltd.	1,748	27,604
*	Harel Insurance Investments & Financial Services, Ltd.	62,595	454,763
	Hilan, Ltd.	5,686	252,237
	ICL Group, Ltd.	64,027	232,281
	IDI Insurance Co., Ltd.	2,159	52,913
	Inrom Construction Industries, Ltd.	21,650	85,583
	Isracard, Ltd.	7,197	20,304
	Israel Canada T.R, Ltd.	36,509	61,663
	Israel Discount Bank, Ltd., Class A	343,985	962,834
	Israel Land Development - Urban Renewal, Ltd.	2,101	14,484
	Isras Investment Co., Ltd.	181	28,715
*	Kamada, Ltd.	6,921	49,484
	Kenon Holdings, Ltd.	3,303	80,109
	Kerur Holdings, Ltd.	2,125	61,545
*	Klil Industries, Ltd.	429	29,518
	Malam - Team, Ltd.	176	31,766
	Matrix IT, Ltd.	14,912	341,285
	Maytronics, Ltd.	19,155	292,080
*	Mediterranean Towers, Ltd.	4,563	9,610
	Mega Or Holdings, Ltd.	2,452	63,291
*	Mehadrin, Ltd.	269	10,770
	Meitav Dash Investments, Ltd.	13,800	54,023
	Menora Mivtachim Holdings, Ltd.	10,796	145,400
*	Migdal Insurance & Financial Holdings, Ltd.	181,872	142,655
	Mivne Real Estate KD, Ltd.	27,114	51,852
	Mizrahi Tefahot Bank, Ltd.	34,413	671,053
*	Naphtha Israel Petroleum Corp., Ltd.	24,518	95,674
*	Nawi Brothers, Ltd.	3,149	14,363

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Neto ME Holdings, Ltd.	679	$31,147
*	Nice, Ltd., Sponsored ADR	5,031	1,148,376
*	Nova Measuring Instruments, Ltd.	3,807	216,074
	Oil Refineries, Ltd.	977,915	175,126
	One Software Technologies, Ltd.	1,100	96,363
	OPC Energy, Ltd.	11,730	115,979
*	Partner Communications Co., Ltd.	81,126	317,252
	Paz Oil Co., Ltd.	3,442	318,216
*	Phoenix Holdings, Ltd. (The)	50,044	262,316
	Plasson Industries, Ltd.	1,457	62,729
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,827	183,696
*	Scope Metals Group, Ltd.	4,129	74,677
*	Shapir Engineering and Industry, Ltd.	30,549	205,670
*	Shikun & Binui, Ltd.	115,380	537,229
	Shufersal, Ltd.	31,507	237,135
	Strauss Group, Ltd.	9,128	263,033
*	Suny Cellular Communication, Ltd.	38,947	11,576
	Tadiran Holdings, Ltd.	1,501	98,850
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	49,845	434,648
	Tower Semiconductor, Ltd.	15,804	333,464
*	Tower Semiconductor, Ltd.	4,323	88,655
	YH Dimri Construction & Development, Ltd.	1,486	44,100

TOTAL ISRAEL			17,146,477

ITALY — (1.6%)
	A2A SpA	757,223	961,665
	ACEA SpA	27,830	552,532
*	Aeffe SpA	11,360	9,173
*	Amplifon SpA	46,732	1,699,068
Ω	Anima Holding SpA	99,501	372,807
*	Arnoldo Mondadori Editore SpA	71,829	92,549
	Ascopiave SpA	6,261	21,714
	Assicurazioni Generali SpA	84,093	1,128,042
*	Atlantia SpA	27,083	415,732
*	Autogrill SpA	44,910	168,337
*	Autostrade Meridionali SpA	305	5,645
	Azimut Holding SpA	48,194	812,371
*	Banca Carige SpA	289,369	94
*Ω	Banca Farmafactoring SpA	52,093	240,336
*	Banca Generali SpA	17,997	512,451
*	Banca IFIS SpA	8,342	66,917
*	Banca Monte dei Paschi di Siena SpA	3,026	3,653
*	Banca Popolare di Sondrio SCPA	206,084	362,234
*	Banca Profilo SpA	61,003	13,582
*Ω	Banca Sistema SpA	22,699	37,468
*	Banco BPM SpA	619,766	1,122,704
*	Banco di Desio e della Brianza SpA	12,951	28,327
	BasicNet SpA	15,391	51,436
	Be Shaping The Future SpA	49,166	60,287
*	Biesse SpA	3,608	62,354
#*	BPER Banca	497,342	590,911
*	Brunello Cucinelli SpA	11,270	338,396
	Buzzi Unicem SpA	18,323	396,469
*	Cairo Communication SpA	36,924	43,513
*	Carraro SpA	8,063	10,569
	Cementir Holding NV	22,837	145,453
*	Cerved Group SpA	71,833	508,274
*	CIR SpA-Compagnie Industriali	319,509	139,266
*	CNH Industrial NV	187,473	1,453,605

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Credito Emiliano SpA	34,872	$137,396
*	Credito Valtellinese SpA	28,591	205,744
*	d’Amico International Shipping SA	132,518	12,359
	Danieli & C Officine Meccaniche SpA	6,446	92,426
	Datalogic SpA	4,298	49,516
*	De’ Longhi SpA	9,505	303,986
	DiaSorin SpA	8,023	1,761,278
*	Elica SpA	4,280	12,706
*	Emak SpA	29,309	27,861
	Enel SpA	443,184	3,523,535
	Eni SpA	240,642	1,685,708
	ERG SpA	26,974	610,885
*	Eurotech SpA	5,643	21,673
	Falck Renewables SpA	55,608	301,550
	Ferrari NV	2,484	443,197
*	Fiat Chrysler Automobiles NV	129,958	1,594,274
*	Fiat Chrysler Automobiles NV	215,180	2,644,562
#	Fiera Milano SpA	7,744	17,434
*	Fila SpA	6,803	48,859
*	Fincantieri SpA	66,621	37,382
*	FinecoBank Banca Fineco SpA	148,576	2,039,928
*	FNM SpA	64,413	34,527
*	Freni Brembo SpA	38,604	401,099
*	Geox SpA	25,019	13,654
	Gruppo MutuiOnline SpA	12,607	317,694
	Hera SpA	344,254	1,081,345
	Illimity Bank SpA	21,309	192,522
*	IMA Industria Macchine Automatiche SpA	6,722	528,851
*	IMMSI SpA	154,940	59,594
Ω	Infrastrutture Wireless Italiane SpA	4,366	47,160
	Interpump Group SpA	27,208	1,027,686
*	Intesa Sanpaolo SpA	1,524,814	2,531,349
	Iren SpA	215,090	488,116
	Italgas SpA	140,802	813,656
*	Juventus Football Club SpA	197,124	167,719
	La Doria SpA	4,431	64,943
	Leonardo SpA	132,621	632,356
	LU-VE SpA	1,368	19,987
*	Maire Tecnimont SpA	57,102	77,310
*	MARR SpA	8,924	120,812
Ω	Massimo Zanetti Beverage Group SpA	7,385	43,288
*	Mediaset SpA	308,562	524,645
	Mediobanca Banca di Credito Finanziario SpA	187,570	1,331,694
*	Moncler SpA	37,464	1,498,998
*Ω	OVS SpA	87,500	78,897
	Piaggio & C SpA	120,217	328,088
*Ω	Pirelli & C SpA	57,201	238,499
Ω	Poste Italiane SpA	113,376	925,564
*	Prima Industrie SpA	2,367	29,784
	Prysmian SpA	28,368	771,961
Ω	RAI Way SpA	25,222	153,631
	Recordati Industria Chimica e Farmaceutica SpA	27,985	1,450,871
	Reno de Medici SpA	121,336	130,942
	Reply SpA	4,940	530,738
*	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	18,249
	Sabaf SpA	1,357	18,637
	SAES Getters SpA	713	16,295
*	Safilo Group SpA	17,360	10,251
#	Saipem SpA	190,530	335,689

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Saras SpA	104,591	$53,590
	Servizi Italia SpA	5,016	11,980
*	Sesa SpA	1,443	135,196
	Snam SpA	205,503	1,002,049
*	Sogefi SpA	33,393	34,348
	SOL SpA	10,344	136,075
*Ω	Technogym SpA	37,737	280,653
	Telecom Italia SpA	2,896,369	983,817
	Telecom Italia SpA, Sponsored ADR	48,868	161,900
	Tenaris SA, ADR	1,800	17,208
	Terna Rete Elettrica Nazionale SpA	183,955	1,242,025
*	Tinexta S.p.A	7,970	171,257
*	UniCredit SpA	181,419	1,358,717
*Ω	Unieuro SpA	4,908	59,173
*	Unipol Gruppo SpA	174,961	638,180
	UnipolSai Assicurazioni SpA	195,106	453,129
	Webuild SpA	30,099	32,247
	Zignago Vetro SpA	9,750	140,741

TOTAL ITALY			51,969,579

JAPAN — (17.1%)
	77 Bank, Ltd. (The)	24,200	338,427
	A&A Material Corp.	1,800	18,138
	A&D Co., Ltd.	10,900	64,418
	ABC-Mart, Inc.	1,500	76,087
	Abist Co., Ltd.	2,200	56,086
	Achilles Corp.	6,300	95,079
	Acom Co., Ltd.	20,700	93,026
	AD Works Group Co., Ltd.	8,180	11,980
	Adastria Co., Ltd.	17,480	303,399
	ADEKA Corp.	39,600	512,099
	Ad-sol Nissin Corp.	1,900	47,674
	Advan Co., Ltd.	3,200	38,858
	Advance Create Co., Ltd.	1,300	24,465
	Advanex, Inc.	400	4,777
	Advantage Risk Management Co., Ltd.	2,100	13,218
	Advantest Corp.	25,700	1,488,620
	Adventure, Inc.	600	25,199
	Adways, Inc.	3,400	13,211
	Aeon Co., Ltd.	83,505	2,133,401
	Aeon Delight Co., Ltd.	10,000	263,259
	Aeon Fantasy Co., Ltd.	5,400	104,217
	AEON Financial Service Co., Ltd.	45,400	464,980
	Aeon Hokkaido Corp.	9,100	76,817
	Aeon Mall Co., Ltd.	20,280	316,356
	Aeria, Inc.	8,800	38,245
	AFC-HD AMS Life Science Co., Ltd.	3,500	22,914
	AGC, Inc.	37,900	1,183,464
*	Ahresty Corp.	9,700	27,952
	Ai Holdings Corp.	7,100	124,834
	Aica Kogyo Co., Ltd.	8,900	299,753
	Aichi Bank, Ltd. (The)	3,100	84,835
	Aichi Corp.	8,000	69,269
	Aichi Steel Corp.	5,000	120,352
	Aichi Tokei Denki Co., Ltd.	1,400	59,342
	Aida Engineering, Ltd.	18,200	139,200
*	Aiful Corp.	66,900	198,566
	Ain Holdings, Inc.	15,100	1,056,206
	Ainavo Holdings Co., Ltd.	1,300	11,086

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Air Water, Inc.	73,000	$1,043,010
	Airport Facilities Co., Ltd.	9,700	40,216
	Airtech Japan, Ltd.	3,200	52,598
	Aisan Industry Co., Ltd.	19,700	84,437
	Aisin Seiki Co., Ltd.	31,462	953,238
	Ajinomoto Co., Inc.	21,000	421,906
	Ajis Co., Ltd.	1,600	45,518
	Akatsuki Corp.	4,000	9,990
	Akatsuki, Inc.	1,900	84,651
*	Akebono Brake Industry Co., Ltd.	23,100	30,821
	Akita Bank, Ltd. (The)	6,300	85,401
	Albis Co., Ltd.	2,100	50,782
	Alconix Corp.	12,700	179,790
	Alfresa Holdings Corp.	15,500	283,804
	Alinco, Inc.	7,800	65,278
	Alleanza Holdings Co., Ltd.	4,900	64,699
	Alpen Co., Ltd.	8,500	165,282
	Alpha Corp.	2,600	23,577
	Alps Alpine Co., Ltd.	62,900	907,479
	Alps Logistics Co., Ltd.	5,100	39,043
	Altech Corp.	5,610	103,642
	Amada Co., Ltd.	76,400	664,959
	Amano Corp.	15,300	360,107
	Amiyaki Tei Co., Ltd.	2,700	73,100
*	ANA Holdings, Inc.	5,100	111,235
	Anabuki Kosan, Inc.	1,900	28,858
	Anest Iwata Corp.	7,400	59,247
	AOI TYO Holdings, Inc.	10,554	40,648
	AOKI Holdings, Inc.	15,800	68,679
	Aomori Bank, Ltd. (The)	7,900	174,516
	Aoyama Trading Co., Ltd.	20,500	97,656
	Aoyama Zaisan Networks Co., Ltd.	2,900	45,869
	Aozora Bank, Ltd.	33,300	547,086
	Apaman Co., Ltd.	3,400	17,654
	Arakawa Chemical Industries, Ltd.	6,500	72,020
	Arata Corp.	5,400	262,425
	Arcland Sakamoto Co., Ltd.	12,100	233,114
	Arcland Service Holdings Co., Ltd.	5,000	95,871
	Arcs Co., Ltd.	15,900	351,986
	Ardepro Co., Ltd.	22,200	10,250
	Arealink Co., Ltd.	3,200	28,531
	Ariake Japan Co., Ltd.	1,800	115,308
	ArtSpark Holdings, Inc.	2,900	43,789
	As One Corp.	1,000	144,519
	Asahi Group Holdings, Ltd.	33,300	1,030,539
	Asahi Holdings, Inc.	19,700	642,414
	Asahi Intecc Co., Ltd.	28,200	873,867
	Asahi Kasei Corp.	257,400	2,230,518
	Asahi Kogyosha Co., Ltd.	1,900	51,058
	Asahi Net, Inc.	4,300	38,771
	Asahi Yukizai Corp.	4,900	63,432
	Asanuma Corp.	3,600	139,087
	Asax Co., Ltd.	300	2,057
	Ashimori Industry Co., Ltd.	3,300	28,386
	Asia Pile Holdings Corp.	11,800	51,407
	Asics Corp.	6,200	77,460
	ASKA Pharmaceutical Co., Ltd.	11,400	143,793
	ASKUL Corp.	4,600	176,669
	Astellas Pharma, Inc.	154,400	2,117,277

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Asti Corp.	800	$9,379
	Asukanet Co., Ltd.	2,200	23,223
	Ateam, Inc.	3,800	30,546
	Atom Corp.	34,300	275,065
*	Atrae, Inc.	800	20,723
	Autobacs Seven Co., Ltd.	15,500	198,423
	Avant Corp.	6,000	62,620
	Avantia Co., Ltd.	4,800	39,166
	Avex, Inc.	8,600	83,080
	Awa Bank, Ltd. (The)	14,800	356,027
	Axial Retailing, Inc.	9,600	407,776
	Azbil Corp.	9,900	401,775
	Bandai Namco Holdings, Inc.	16,100	1,203,230
	Bando Chemical Industries, Ltd.	15,300	83,521
	Bank of Iwate, Ltd. (The)	5,600	125,713
	Bank of Kochi, Ltd. (The)	4,400	31,646
	Bank of Kyoto, Ltd. (The)	15,200	671,300
	Bank of Nagoya, Ltd. (The)	4,800	119,214
	Bank of Okinawa, Ltd. (The)	8,380	235,199
	Bank of Saga, Ltd. (The)	5,901	72,677
	Bank of the Ryukyus, Ltd.	16,200	133,602
	Baroque Japan, Ltd.	8,400	51,152
	BayCurrent Consulting, Inc.	6,800	879,854
	Beauty Garage, Inc.	1,200	31,859
	Belc Co., Ltd.	6,000	368,313
	Bell System24 Holdings, Inc.	16,300	246,015
	Belluna Co., Ltd.	21,200	173,573
	Benefit One, Inc.	20,200	505,498
	Benesse Holdings, Inc.	6,800	160,315
	BeNEXT Group, Inc.	9,400	88,135
*	Bengo4.com, Inc.	900	119,117
	Bic Camera, Inc.	33,600	371,094
	BML, Inc.	9,100	255,841
	Bookoff Group Holdings, Ltd.	3,500	27,463
	BP Castrol K.K.	3,500	40,566
	Br Holdings Corp.	6,300	47,740
	Bridgestone Corp.	86,100	2,806,429
	Broadleaf Co., Ltd.	31,200	163,199
	BRONCO BILLY Co., Ltd.	2,000	43,180
	Brother Industries, Ltd.	74,000	1,143,461
	Bunka Shutter Co., Ltd.	25,000	196,284
	Business Brain Showa-Ota, Inc.	1,400	21,780
	C Uyemura & Co., Ltd.	1,200	78,141
	Calbee, Inc.	7,900	242,345
	Can Do Co., Ltd.	1,500	27,505
	Canon Electronics, Inc.	7,200	99,332
	Canon Marketing Japan, Inc.	14,200	302,504
	Canon, Inc.	46,100	802,426
	Capcom Co., Ltd.	18,800	1,028,201
	Career Design Center Co., Ltd.	1,300	12,151
	Carlit Holdings Co., Ltd.	8,000	39,373
	Casio Computer Co., Ltd.	25,800	391,958
	Cawachi, Ltd.	5,600	158,833
	CDS Co., Ltd.	1,300	16,197
	Central Glass Co., Ltd.	16,500	354,066
	Central Japan Railway Co.	7,000	846,433
	Central Security Patrols Co., Ltd.	1,900	58,867
	Central Sports Co., Ltd.	3,500	74,063
	Charm Care Corp. KK	1,400	15,043

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Chiba Bank, Ltd. (The)	70,700	$365,186
	Chiba Kogyo Bank, Ltd. (The)	20,700	45,210
	Chikaranomoto Holdings Co., Ltd.	1,400	7,805
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,800	126,026
	Chino Corp.	2,200	28,640
	Chiyoda Co., Ltd.	6,800	59,834
	Chodai Co., Ltd.	3,100	36,608
	Chori Co., Ltd.	4,400	66,153
	Chubu Electric Power Co., Inc.	35,600	398,784
	Chubu Shiryo Co., Ltd.	8,300	110,222
	Chuetsu Pulp & Paper Co., Ltd.	11,700	137,170
	Chugai Pharmaceutical Co., Ltd.	4,500	173,700
	Chugai Ro Co., Ltd.	2,700	37,124
	Chugoku Bank, Ltd. (The)	46,300	401,105
	Chugoku Electric Power Co., Inc. (The)	31,100	390,736
	Chugoku Marine Paints, Ltd.	20,200	192,838
	Chukyo Bank, Ltd. (The)	4,300	86,694
	CI Takiron Corp.	19,000	121,391
	Citizen Watch Co., Ltd.	119,300	316,062
	CK-San-Etsu Co., Ltd.	800	26,202
	Cleanup Corp.	9,900	45,132
	CMIC Holdings Co., Ltd.	7,700	94,850
	CMK Corp.	21,000	93,976
	Coca-Cola Bottlers Japan Holdings, Inc.	12,014	169,582
	cocokara fine, Inc.	5,900	387,608
	Colowide Co., Ltd.	23,500	351,855
	Computer Engineering & Consulting, Ltd.	12,800	182,612
	COMSYS Holdings Corp.	18,000	457,392
	Comture Corp.	8,200	208,615
	Concordia Financial Group, Ltd.	155,224	512,403
	CONEXIO Corp.	12,800	154,095
	Core Corp.	1,100	13,900
	Cosel Co., Ltd.	6,300	60,308
	Cosmo Energy Holdings Co., Ltd.	35,400	518,188
	Cosmos Initia Co., Ltd.	2,200	8,781
	Cosmos Pharmaceutical Corp.	4,200	713,325
	Create Medic Co., Ltd.	2,900	27,779
*	Create Restaurants Holdings, Inc.	31,400	164,322
	Create SD Holdings Co., Ltd.	13,600	438,599
	Credit Saison Co., Ltd.	52,100	563,188
	Creek & River Co., Ltd.	3,500	33,521
	Cresco, Ltd.	4,000	46,112
	CTI Engineering Co., Ltd.	5,800	106,040
	CTS Co., Ltd.	9,600	83,948
	Curves Holdings Co., Ltd.	16,100	98,918
	CyberAgent, Inc.	16,200	1,018,953
	Cybernet Systems Co., Ltd.	2,100	17,774
	Cybozu, Inc.	5,400	155,823
	Dai Nippon Printing Co., Ltd.	36,600	681,837
	Dai Nippon Toryo Co., Ltd.	11,300	105,033
	Daibiru Corp.	10,500	118,899
	Daicel Corp.	98,800	705,100
	Dai-Dan Co., Ltd.	2,900	71,078
	Daido Kogyo Co., Ltd.	3,211	18,521
	Daido Metal Co., Ltd.	20,900	101,323
	Daido Steel Co., Ltd.	14,800	484,704
	Daifuku Co., Ltd.	11,100	1,144,607
	Daihatsu Diesel Manufacturing Co., Ltd.	7,200	27,746
	Daihen Corp.	7,600	293,915

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiho Corp.	5,400	$173,507
	Dai-Ichi Cutter Kogyo K.K.	1,000	20,531
	Daiichi Jitsugyo Co., Ltd.	4,000	142,364
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	76,065
	Dai-ichi Life Holdings, Inc.	74,300	1,109,701
	Daiichi Sankyo Co., Ltd.	10,200	269,215
	Daiichikosho Co., Ltd.	13,300	455,086
	Daiken Corp.	6,500	121,744
	Daiken Medical Co., Ltd.	4,400	21,864
	Daiki Aluminium Industry Co., Ltd.	14,600	90,318
	Daikin Industries, Ltd.	11,700	2,189,459
	Daikoku Denki Co., Ltd.	2,900	25,325
	Daikokutenbussan Co., Ltd.	3,100	168,651
	Daikyonishikawa Corp.	24,300	134,694
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	103,674
	Daio Paper Corp.	35,900	519,046
	Daiohs Corp.	2,300	20,642
	Daiseki Co., Ltd.	8,300	211,283
	Daiseki Eco. Solution Co., Ltd.	3,240	21,224
	Daishi Hokuetsu Financial Group, Inc.	16,750	321,698
	Daishinku Corp.	2,900	59,276
	Daisue Construction Co., Ltd.	3,600	28,099
	Daito Bank, Ltd. (The)	4,200	23,843
	Daito Pharmaceutical Co., Ltd.	6,880	262,830
	Daito Trust Construction Co., Ltd.	12,300	1,118,871
	Daitron Co., Ltd.	3,600	50,896
	Daiwa House Industry Co., Ltd.	106,700	2,803,516
	Daiwa Securities Group, Inc.	233,700	946,910
	Daiwabo Holdings Co., Ltd.	11,100	726,652
	DCM Holdings Co., Ltd.	48,200	597,230
	Dear Life Co., Ltd.	11,100	40,107
	Denka Co., Ltd.	42,500	1,309,329
	Denso Corp.	25,900	1,206,851
	Dentsu Group, Inc.	28,300	815,833
*	Descente, Ltd.	1,500	23,266
	Dexerials Corp.	37,800	432,433
	DIC Corp.	40,900	995,744
	Digital Arts, Inc.	4,400	310,947
	Digital Garage, Inc.	5,400	191,998
	Digital Hearts Holdings Co., Ltd.	5,100	48,309
	Digital Information Technologies Corp.	3,200	40,932
	Dip Corp.	12,300	236,324
	Disco Corp.	1,900	512,826
	DKK-Toa Corp.	1,800	14,020
	DKS Co., Ltd.	3,800	157,012
	DMG Mori Co., Ltd.	42,900	573,591
	Doshisha Co., Ltd.	3,500	64,401
	Double Standard, Inc.	1,000	43,888
	Doutor Nichires Holdings Co., Ltd.	10,200	143,187
	Dowa Holdings Co., Ltd.	23,800	681,128
*	Drecom Co., Ltd.	2,400	20,095
	DTS Corp.	18,800	365,641
	Dvx, Inc.	2,900	28,511
	Dynic Corp.	2,100	15,653
	Eagle Industry Co., Ltd.	14,900	118,535
	Earth Corp.	2,100	133,395
	East Japan Railway Co.	14,400	753,025
	Ebara Corp.	34,500	958,978
	Ebara Foods Industry, Inc.	2,400	52,608

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ebara Jitsugyo Co., Ltd.	900	$27,388
	Ebase Co., Ltd.	7,200	66,832
*	eBook Initiative Japan Co., Ltd.	1,200	32,489
	Eco’s Co., Ltd.	4,300	91,745
	EDION Corp.	35,200	346,712
	EF-ON, Inc.	10,080	75,457
	eGuarantee, Inc.	9,100	202,661
*	E-Guardian, Inc.	2,900	87,856
	Ehime Bank, Ltd. (The)	13,100	140,412
	Eidai Co., Ltd.	16,800	48,457
	Eiken Chemical Co., Ltd.	4,300	82,264
	Eisai Co., Ltd.	5,400	419,869
	Eizo Corp.	6,600	249,115
	Elan Corp.	4,900	110,930
	Elecom Co., Ltd.	7,400	370,595
	Electric Power Development Co., Ltd.	8,500	114,875
	Elematec Corp.	9,104	83,410
	EM Systems Co., Ltd.	8,000	60,323
	Endo Lighting Corp.	8,800	50,361
	ENEOS Holdings, Inc.	425,868	1,437,000
	Enigmo, Inc.	8,600	115,306
	en-japan, Inc.	12,600	277,019
	Enomoto Co., Ltd.	2,700	27,145
	Enshu, Ltd.	1,800	15,937
	EPCO Co., Ltd.	800	7,849
	EPS Holdings, Inc.	13,600	123,206
	eRex Co., Ltd.	8,600	96,350
	ES-Con Japan, Ltd.	23,400	190,114
	Escrow Agent Japan, Inc.	6,800	20,067
	Eslead Corp.	3,600	45,448
	ESPEC Corp.	4,400	71,182
	Exedy Corp.	15,500	195,409
	Ezaki Glico Co., Ltd.	2,200	91,246
	FALCO HOLDINGS Co., Ltd.	1,100	15,866
	FAN Communications, Inc.	20,800	93,148
	Fancl Corp.	14,300	450,606
	FANUC Corp.	1,500	316,837
	Fast Retailing Co., Ltd.	4,500	3,138,937
	FCC Co., Ltd.	24,400	468,222
*	FDK Corp.	5,200	44,289
	Feed One Co., Ltd.	8,996	78,356
	Ferrotec Holdings Corp.	18,200	175,835
*	FFRI Security, Inc.	1,000	27,352
	FIDEA Holdings Co., Ltd.	76,000	73,707
	Financial Products Group Co., Ltd.	24,600	106,969
	FINDEX, Inc.	4,200	51,552
	First Bank of Toyama, Ltd. (The)	12,800	34,358
*	First Brothers Co., Ltd.	2,700	24,346
	First Juken Co., Ltd.	3,300	31,124
	Fixstars Corp.	6,000	56,725
	FJ Next Co., Ltd.	6,300	55,425
	Focus Systems Corp.	1,500	12,686
	Forval Corp.	3,700	34,816
	Foster Electric Co., Ltd.	8,800	101,237
	FP Corp.	19,400	773,704
	France Bed Holdings Co., Ltd.	11,700	94,416
	Freebit Co., Ltd.	5,200	42,633
	Freund Corp.	2,400	15,778
	F-Tech, Inc.	6,600	32,081

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FTGroup Co., Ltd.	4,600	$60,103
	Fudo Tetra Corp.	10,550	147,795
	Fuji Co., Ltd.	8,900	164,779
	Fuji Corp.	22,100	444,298
	Fuji Corp.	3,400	67,616
	Fuji Corp., Ltd.	11,200	57,432
	Fuji Die Co., Ltd.	3,700	22,049
	Fuji Electric Co., Ltd.	28,100	852,075
	Fuji Furukawa Engineering & Construction Co., Ltd.	200	3,981
	Fuji Kyuko Co., Ltd.	7,200	308,855
*	Fuji Oil Co., Ltd.	21,300	37,474
	Fuji Oil Holdings, Inc.	14,000	442,982
	Fuji Pharma Co., Ltd.	3,500	38,912
	Fuji Seal International, Inc.	20,000	373,576
	Fuji Soft, Inc.	1,900	101,623
	Fujibo Holdings, Inc.	4,500	156,414
	Fujicco Co., Ltd.	4,000	76,663
	FUJIFILM Holdings Corp.	15,800	805,682
	Fujikura Composites, Inc.	10,700	34,728
	Fujikura Kasei Co., Ltd.	10,700	48,539
	Fujikura, Ltd.	153,600	407,109
	Fujimak Corp.	1,400	9,446
	Fujimori Kogyo Co., Ltd.	7,600	311,347
	Fujio Food Group, Inc.	3,400	45,120
	Fujisash Co., Ltd.	55,900	43,440
	Fujita Kanko, Inc.	1,700	24,652
	Fujitec Co., Ltd.	5,000	108,953
	Fujitsu General, Ltd.	11,300	313,645
	Fujitsu, Ltd.	21,350	2,526,016
	Fujiya Co., Ltd.	1,800	40,019
	FuKoKu Co., Ltd.	6,500	40,577
	Fukuda Corp.	2,900	138,745
	Fukuda Denshi Co., Ltd.	1,500	101,406
	Fukui Bank, Ltd. (The)	8,800	157,401
	Fukui Computer Holdings, Inc.	3,600	110,313
	Fukuoka Financial Group, Inc.	49,580	829,342
	Fukushima Galilei Co., Ltd.	5,100	190,857
	Fukuyama Transporting Co., Ltd.	9,800	410,738
	FULLCAST Holdings Co., Ltd.	6,800	101,036
	Funai Soken Holdings, Inc.	11,560	250,059
	Furukawa Battery Co., Ltd. (The)	7,400	75,908
	Furukawa Co., Ltd.	14,700	152,044
	Furukawa Electric Co., Ltd.	29,300	734,267
	Furuno Electric Co., Ltd.	9,500	106,003
	Furusato Industries, Ltd.	2,600	32,851
	Furyu Corp.	7,700	92,632
	Fuso Chemical Co., Ltd.	11,800	403,082
	Fuso Pharmaceutical Industries, Ltd.	3,000	75,709
	Futaba Industrial Co., Ltd.	36,800	185,779
	Future Corp.	15,100	258,478
	Fuyo General Lease Co., Ltd.	11,600	666,050
	G-7 Holdings, Inc.	8,000	183,782
	Gakken Holdings Co., Ltd.	6,000	81,051
	Gakkyusha Co., Ltd.	2,400	24,458
	GCA Corp.	6,600	41,321
	Gecoss Corp.	7,400	64,572
	Genki Sushi Co., Ltd.	1,800	38,793
	Genky DrugStores Co., Ltd.	4,900	201,791
	Geo Holdings Corp.	20,300	302,041

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Geostr Corp.	6,900	$22,381
	Gfoot Co., Ltd.	3,500	15,111
	Giken, Ltd.	6,500	230,216
	GL Sciences, Inc.	2,400	64,066
	GLOBERIDE, Inc.	6,200	203,055
	Glory, Ltd.	24,400	514,314
	Glosel Co., Ltd.	4,200	16,181
	GMO Financial Holdings, Inc.	12,300	70,718
	GMO GlobalSign Holdings K.K.	1,300	137,078
	GMO internet, Inc.	18,600	496,104
	GMO Payment Gateway, Inc.	7,600	931,216
	Godo Steel, Ltd.	4,400	80,534
	Goldwin, Inc.	5,600	417,715
	Golf Digest Online, Inc.	6,700	58,184
	Grandy House Corp.	7,600	25,272
	Greens Co., Ltd.	3,600	15,605
	GS Yuasa Corp.	38,600	673,748
	GSI Creos Corp.	2,900	50,425
	G-Tekt Corp.	11,000	123,941
	GungHo Online Entertainment, Inc.	10,250	254,683
	Gunma Bank, Ltd. (The)	124,100	393,712
	Gunze, Ltd.	6,400	235,558
	H.U. Group Holdings, Inc.	28,200	717,472
	H2O Retailing Corp.	39,625	260,359
	HABA Laboratories, Inc.	1,500	59,584
	Hachijuni Bank, Ltd. (The)	105,600	389,988
	Hagihara Industries, Inc.	3,600	51,334
	Hagiwara Electric Holdings Co., Ltd.	3,200	66,063
	Hakudo Co., Ltd.	5,000	63,063
	Hakuhodo DY Holdings, Inc.	37,500	477,794
	Hakuto Co., Ltd.	6,600	69,437
	Halows Co., Ltd.	3,100	97,386
	Hamakyorex Co., Ltd.	9,000	255,350
	Hamamatsu Photonics KK	8,600	432,750
	Handsman Co., Ltd.	1,000	16,678
	Hankyu Hanshin Holdings, Inc.	35,500	1,083,934
	Hanwa Co., Ltd.	14,200	275,305
	Happinet Corp.	5,000	66,945
	Harada Industry Co., Ltd.	4,200	34,764
	Hard Off Corp. Co., Ltd.	3,900	24,615
	Harima Chemicals Group, Inc.	6,500	67,090
	Haruyama Holdings, Inc.	4,000	25,351
	Haseko Corp.	132,600	1,589,760
	Havix Corp.	1,800	8,936
	Hayashikane Sangyo Co., Ltd.	3,600	19,542
	Hazama Ando Corp.	87,720	544,972
	Heiwa Corp.	22,000	355,676
	Heiwa Real Estate Co., Ltd.	8,500	248,154
	Heiwado Co., Ltd.	15,800	320,810
	Helios Techno Holding Co., Ltd.	12,400	35,194
	Hibino Corp.	2,100	23,771
	Hiday Hidaka Corp.	7,881	128,446
	Hikari Tsushin, Inc.	3,800	891,270
	Hino Motors, Ltd.	95,600	732,461
	Hinokiya Group Co., Ltd.	100	1,953
	Hioki EE Corp.	600	21,156
	Hirakawa Hewtech Corp.	5,200	52,091
*	Hiramatsu, Inc.	11,000	19,394
	Hirano Tecseed Co., Ltd.	1,000	14,888

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hirata Corp.	700	$43,568
	Hirogin Holdings, Inc.	79,400	432,145
	Hirose Electric Co., Ltd.	735	102,595
	Hiroshima Gas Co., Ltd.	14,400	49,674
*	HIS Co., Ltd.	16,500	222,505
	Hisamitsu Pharmaceutical Co., Inc.	300	14,350
	Hitachi Capital Corp.	35,100	742,334
	Hitachi Construction Machinery Co., Ltd.	27,400	675,753
	Hitachi Metals, Ltd.	19,610	260,053
	Hitachi Transport System, Ltd.	20,000	633,975
	Hitachi Zosen Corp.	79,200	318,960
	Hitachi, Ltd.	74,600	2,514,340
	Hito Communications Holdings, Inc.	3,400	44,174
	Hochiki Corp.	4,900	57,043
	Hodogaya Chemical Co., Ltd.	2,800	124,549
	Hogy Medical Co., Ltd.	7,000	205,388
	Hokkaido Electric Power Co., Inc.	60,000	232,557
	Hokkaido Gas Co., Ltd.	4,400	62,806
	Hokkan Holdings, Ltd.	4,700	60,196
	Hokko Chemical Industry Co., Ltd.	9,200	87,601
	Hokkoku Bank, Ltd. (The)	9,200	261,802
	Hokuetsu Corp.	66,900	220,990
	Hokuetsu Industries Co., Ltd.	13,700	132,795
	Hokuhoku Financial Group, Inc.	52,300	496,294
	Hokuriku Electric Industry Co., Ltd.	4,100	36,895
	Hokuriku Electric Power Co.	52,300	373,006
	Hokuto Corp.	8,300	174,562
	Honda Motor Co., Ltd., Sponsored ADR	37,467	884,971
	Honda Motor Co., Ltd.	151,500	3,583,419
	Honda Tsushin Kogyo Co., Ltd.	4,100	18,028
	H-One Co., Ltd.	10,200	55,891
	Honeys Holdings Co., Ltd.	9,100	84,446
	Honshu Chemical Industry Co., Ltd.	2,600	30,854
	Hoosiers Holdings	16,300	103,836
	Horiba, Ltd.	12,300	605,054
	Hoshizaki Corp.	400	31,944
	Hosokawa Micron Corp.	2,800	140,459
	Hotland Co., Ltd.	2,900	33,621
	House Foods Group, Inc.	2,800	92,688
	Howa Machinery, Ltd.	6,400	48,729
	Hoya Corp.	32,800	3,701,706
	HUB Co., Ltd.	900	5,080
	Hulic Co., Ltd.	20,496	189,852
	Hyakugo Bank, Ltd. (The)	93,200	285,409
	Hyakujushi Bank, Ltd. (The)	8,700	138,529
*	I K K, Inc.	5,400	33,856
	Ibiden Co., Ltd.	14,900	607,525
	IBJ, Inc.	8,000	71,450
	Ichibanya Co., Ltd.	1,800	91,315
	Ichigo, Inc.	129,300	366,520
	Ichiken Co., Ltd.	3,500	54,158
	Ichikoh Industries, Ltd.	24,000	104,701
	Ichinen Holdings Co., Ltd.	13,300	154,096
	Ichiyoshi Securities Co., Ltd.	15,300	61,187
	ID Holdings Corp.	3,200	41,373
	Idec Corp.	8,500	146,791
	Idemitsu Kosan Co., Ltd.	40,341	815,855
	IDOM, Inc.	46,100	252,318
	Ihara Science Corp.	3,600	57,090

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	IHI Corp.	59,800	$724,222
	Iida Group Holdings Co., Ltd.	23,516	425,458
	Iino Kaiun Kaisha, Ltd.	42,200	145,287
	IJTT Co., Ltd.	10,900	48,927
	Ikegami Tsushinki Co., Ltd.	3,300	25,357
	Imagica Group, Inc.	3,700	13,451
	Imasen Electric Industrial.	8,000	44,860
	Imuraya Group Co., Ltd.	1,500	34,218
	Inaba Denki Sangyo Co., Ltd.	7,800	187,773
	Inaba Seisakusho Co., Ltd.	4,100	52,414
	Inabata & Co., Ltd.	17,100	198,374
	Ines Corp.	8,100	115,653
	I-Net Corp.	7,230	104,508
	Infocom Corp.	12,200	441,928
	Infomart Corp.	68,000	562,362
	Information Services International-Dentsu, Ltd.	5,400	339,104
	Innotech Corp.	5,100	46,044
	Inpex Corp.	238,700	1,132,010
	Intage Holdings, Inc.	17,000	156,003
	Intelligent Wave, Inc.	1,900	12,921
	Internet Initiative Japan, Inc.	14,000	626,366
	Inui Global Logistics Co., Ltd.	4,700	40,890
	I-O Data Device, Inc.	4,000	38,607
	I-PEX, Inc.	3,500	62,261
	IR Japan Holdings, Ltd.	2,700	298,936
	Iriso Electronics Co., Ltd.	1,000	38,074
	I’rom Group Co., Ltd.	800	13,429
	ISB Corp.	900	22,669
	Iseki & Co., Ltd.	9,500	122,423
	Isetan Mitsukoshi Holdings, Ltd.	94,200	458,768
	Ishihara Sangyo Kaisha, Ltd.	16,100	104,568
	Ishii Iron Works Co., Ltd.	500	13,372
	Ishizuka Glass Co., Ltd.	1,100	19,460
	Isuzu Motors, Ltd.	107,000	868,144
	Ito En, Ltd.	9,800	620,665
	ITOCHU Corp.	59,800	1,436,307
	Itochu Enex Co., Ltd.	26,300	247,412
	Itochu Techno-Solutions Corp.	17,700	600,515
	Itochu-Shokuhin Co., Ltd.	2,100	109,851
	Itoham Yonekyu Holdings, Inc.	42,368	283,656
	Itoki Corp.	13,300	43,237
*	Itokuro, Inc.	1,300	18,564
	IwaiCosmo Holdings, Inc.	6,100	74,322
	Iwaki & Co., Ltd.	15,000	72,651
	Iwaki Co., Ltd.	1,300	10,427
	Iwasaki Electric Co., Ltd.	3,700	47,603
	Iwatani Corp.	22,900	1,039,031
	Iyo Bank, Ltd. (The)	66,643	418,245
	Izumi Co., Ltd.	13,300	451,053
	J Front Retailing Co., Ltd.	74,100	564,658
	J Trust Co., Ltd.	31,400	66,773
	JAC Recruitment Co., Ltd.	7,200	86,199
	Jaccs Co., Ltd.	11,800	206,071
	Jalux, Inc.	3,000	40,229
	Jamco Corp.	5,300	29,889
	Janome Sewing Machine Co., Ltd.	8,100	44,368
*	Japan Airlines Co., Ltd.	30,600	534,454
	Japan Airport Terminal Co., Ltd.	7,200	312,705
	Japan Asia Group, Ltd.	12,300	40,174

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Japan Asset Marketing Co., Ltd.	40,100	$42,905
	Japan Aviation Electronics Industry, Ltd.	31,000	426,916
	Japan Best Rescue System Co., Ltd.	5,100	48,769
	Japan Cash Machine Co., Ltd.	9,600	47,488
*	Japan Display, Inc.	974,700	477,416
	Japan Electronic Materials Corp.	3,000	49,486
	Japan Exchange Group, Inc.	42,300	1,032,679
	Japan Investment Adviser Co., Ltd.	3,700	44,449
	Japan Lifeline Co., Ltd.	22,600	291,634
	Japan Material Co., Ltd.	22,600	292,033
	Japan Medical Dynamic Marketing, Inc.	10,700	225,813
	Japan Oil Transportation Co., Ltd.	1,600	39,130
	Japan Post Holdings Co., Ltd.	108,800	746,525
	Japan Property Management Center Co., Ltd.	6,000	77,443
	Japan Pulp & Paper Co., Ltd.	5,200	181,550
	Japan Securities Finance Co., Ltd.	39,400	185,592
	Japan Steel Works, Ltd. (The)	42,000	897,890
	Japan Tobacco, Inc.	130,000	2,447,533
	Japan Transcity Corp.	15,200	70,989
	Japan Wool Textile Co., Ltd. (The)	24,300	236,054
	JBCC Holdings, Inc.	3,900	56,565
	JCR Pharmaceuticals Co., Ltd.	4,000	103,585
	JCU Corp.	14,200	445,998
	Jeol, Ltd.	14,500	462,147
*	JFE Holdings, Inc.	72,332	508,217
	JGC Holdings Corp.	64,700	531,988
*	JIG-SAW, Inc.	900	61,769
	Jimoto Holdings, Inc.	6,050	53,691
	JINS Holdings, Inc.	4,900	355,125
	JK Holdings Co., Ltd.	7,000	52,177
	JM Holdings Co., Ltd.	5,600	127,379
	JMS Co., Ltd.	6,200	50,533
	Joban Kosan Co., Ltd.	2,900	39,630
	J-Oil Mills, Inc.	4,900	173,083
	Joshin Denki Co., Ltd.	8,000	198,400
	JP-Holdings, Inc.	16,300	46,636
	JSB Co., Ltd.	400	11,348
	JSP Corp.	4,400	62,637
	JSR Corp.	16,600	375,194
	JTEKT Corp.	86,100	686,109
	Juki Corp.	19,400	82,233
	Juroku Bank, Ltd. (The)	14,600	267,807
	Justsystems Corp.	6,400	418,583
	JVCKenwood Corp.	82,500	111,620
	Kaga Electronics Co., Ltd.	8,400	162,430
	Kajima Corp.	99,000	1,057,857
	Kakaku.com, Inc.	19,300	510,049
	Kaken Pharmaceutical Co., Ltd.	15,400	606,545
	Kakiyasu Honten Co., Ltd.	2,300	54,681
	Kameda Seika Co., Ltd.	4,000	181,121
	Kamei Corp.	10,900	110,094
	Kamigumi Co., Ltd.	28,000	500,945
	Kanaden Corp.	9,000	120,024
	Kanagawa Chuo Kotsu Co., Ltd.	3,000	110,424
	Kanamic Network Co., Ltd.	7,600	57,647
	Kanamoto Co., Ltd.	17,600	363,084
	Kandenko Co., Ltd.	39,600	297,170
	Kaneka Corp.	17,800	498,119
	Kaneko Seeds Co., Ltd.	2,800	40,576

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	40,000	$474,294
	Kanematsu Electronics, Ltd.	6,200	250,633
	Kansai Electric Power Co., Inc. (The)	48,800	444,098
	Kansai Mirai Financial Group, Inc.	37,123	135,314
	Kansai Paint Co., Ltd.	13,900	358,371
	Kansai Super Market, Ltd.	5,400	62,042
	Kanto Denka Kogyo Co., Ltd.	31,300	211,214
	Kao Corp.	32,500	2,313,957
*	Kappa Create Co., Ltd.	5,800	78,929
	Kasai Kogyo Co., Ltd.	15,000	49,796
	Katakura & Co-op Agri Corp.	1,800	21,207
	Kato Sangyo Co., Ltd.	2,400	79,742
	Kato Works Co., Ltd.	3,200	31,087
	KAWADA TECHNOLOGIES, Inc.	1,900	79,317
	Kawagishi Bridge Works Co., Ltd.	800	18,622
	Kawai Musical Instruments Manufacturing Co., Ltd.	3,000	70,504
*	Kawasaki Heavy Industries, Ltd.	69,100	825,548
*	Kawasaki Kisen Kaisha, Ltd.	26,300	321,385
	Kawata Manufacturing Co., Ltd.	1,100	8,181
	KDDI Corp.	186,100	5,034,934
	KeePer Technical Laboratory Co., Ltd.	6,600	93,705
	Keihan Holdings Co., Ltd.	19,300	733,211
	Keihanshin Building Co., Ltd.	6,900	125,143
	Keihin Co., Ltd.	2,900	37,392
	Keikyu Corp.	19,600	274,094
	Keio Corp.	6,400	371,950
	Keisei Electric Railway Co., Ltd.	8,000	223,793
	Keiyo Bank, Ltd. (The)	41,900	188,681
	Keiyo Co., Ltd.	16,200	122,798
	KEL Corp.	1,500	12,043
	Kenedix, Inc.	83,800	434,258
	Kenko Mayonnaise Co., Ltd.	6,200	104,465
	Kewpie Corp.	28,700	587,373
	Keyence Corp.	2,808	1,274,334
	KFC Holdings Japan, Ltd.	6,000	143,569
	KFC, Ltd.	600	11,773
	KH Neochem Co., Ltd.	13,100	306,545
	Kikkoman Corp.	3,900	194,221
	Kimura Chemical Plants Co., Ltd.	2,900	11,782
	Kimura Unity Co., Ltd.	2,800	27,512
*	Kinki Sharyo Co., Ltd. (The)	2,500	31,037
	Kintetsu Department Store Co., Ltd.	2,100	64,290
	Kintetsu Group Holdings Co., Ltd.	10,800	431,519
	Kintetsu World Express, Inc.	22,600	480,432
	Kirin Holdings Co., Ltd.	63,140	1,138,311
	Kirindo Holdings Co., Ltd.	4,400	147,118
	Ki-Star Real Estate Co., Ltd.	5,200	128,897
	Kitagawa Corp.	4,400	54,441
	Kita-Nippon Bank, Ltd. (The)	3,100	56,522
	Kitano Construction Corp.	1,800	43,639
	Kitanotatsujin Corp.	22,800	106,221
	Kito Corp.	13,800	170,153
	Kitz Corp.	36,000	194,827
	Kiyo Bank, Ltd. (The)	27,600	412,418
*	KLab, Inc.	10,100	81,318
	Koa Corp.	8,900	110,461
	Koatsu Gas Kogyo Co., Ltd.	13,700	100,404
	Kobayashi Pharmaceutical Co., Ltd.	700	68,212
	Kobe Bussan Co., Ltd.	24,800	697,749

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	Kobe Electric Railway Co., Ltd.	1,500	$51,529
*	Kobe Steel, Ltd.	140,900	550,132
	Kobelco Eco-Solutions Co., Ltd.	1,200	24,015
	Kohnan Shoji Co., Ltd.	13,500	460,970
	Kohsoku Corp.	4,000	56,467
	Koito Manufacturing Co., Ltd.	16,100	776,403
	Kojima Co., Ltd.	9,200	60,951
	Kokusai Co., Ltd.	3,100	24,033
	Kokuyo Co., Ltd.	36,300	493,232
	KOMAIHALTEC, Inc.	1,200	16,358
	Komatsu Matere Co., Ltd.	7,800	63,274
	Komatsu Wall Industry Co., Ltd.	3,200	52,019
	Komatsu, Ltd.	74,300	1,675,128
	KOMEDA Holdings Co., Ltd.	18,300	323,444
	Komehyo Holdings Co., Ltd.	3,600	24,667
	Komeri Co., Ltd.	14,300	421,019
	Konaka Co., Ltd.	14,100	35,348
	Konami Holdings Corp.	14,600	571,419
	Kondotec, Inc.	2,800	27,045
	Konica Minolta, Inc.	161,100	410,446
	Konishi Co., Ltd.	6,000	87,253
	Konoike Transport Co., Ltd.	12,500	130,680
	Konoshima Chemical Co., Ltd.	4,600	44,043
*	Kosaido Co., Ltd.	5,600	32,779
	Kose Corp.	5,000	637,377
	Koshidaka Holdings Co., Ltd.	16,100	60,227
	Kotobuki Spirits Co., Ltd.	7,700	357,037
	Kourakuen Holdings Corp.	1,400	21,816
	Krosaki Harima Corp.	2,900	78,593
	KRS Corp.	3,200	50,302
	K’s Holdings Corp.	67,020	855,903
	KU Holdings Co., Ltd.	4,600	34,061
	Kubota Corp., Sponsored ADR	371	32,394
	Kubota Corp.	41,700	724,665
	Kumagai Gumi Co., Ltd.	17,700	409,102
	Kumiai Chemical Industry Co., Ltd.	19,170	184,297
	Kura Sushi, Inc.	3,600	217,121
	Kurabo Industries, Ltd.	7,600	136,815
	Kuraray Co., Ltd.	112,500	1,040,510
	Kureha Corp.	8,900	377,808
	Kurimoto, Ltd.	3,400	59,988
	Kurita Water Industries, Ltd.	22,500	669,459
	Kuriyama Holdings Corp.	8,400	45,583
	Kushikatsu Tanaka Holdings Co.	1,200	19,853
	Kusuri no Aoki Holdings Co., Ltd.	4,700	375,182
*	KYB Corp.	8,400	173,687
	Kyoden Co., Ltd.	11,300	32,277
	Kyodo Printing Co., Ltd.	2,600	60,985
	Kyoei Steel, Ltd.	9,400	118,350
	Kyokuto Boeki Kaisha, Ltd.	2,700	34,440
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,000	135,700
	Kyokuto Securities Co., Ltd.	10,000	64,873
	Kyokuyo Co., Ltd.	2,400	62,723
	KYORIN Holdings, Inc.	5,100	92,230
	Kyoritsu Maintenance Co., Ltd.	13,120	469,436
	Kyoritsu Printing Co., Ltd.	13,500	16,300
	Kyosan Electric Manufacturing Co., Ltd.	14,700	58,348
	Kyowa Electronic Instruments Co., Ltd.	7,400	30,367
	Kyowa Exeo Corp.	31,274	721,081

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyowa Kirin Co., Ltd.	1,600	$39,733
	Kyowa Leather Cloth Co., Ltd.	5,300	31,695
	Kyudenko Corp.	16,300	444,847
	Kyushu Electric Power Co., Inc.	35,700	299,289
	Kyushu Financial Group, Inc.	112,050	524,118
	Kyushu Railway Co.	13,200	280,776
	LAC Co., Ltd.	4,700	54,984
	Lacto Japan Co., Ltd.	2,200	67,249
*	Laox Co., Ltd.	5,400	8,812
	Lasertec Corp.	12,400	1,074,098
	Lawson, Inc.	8,200	376,754
	LEC, Inc.	12,400	175,120
	Lecip Holdings Corp.	1,500	7,874
	Life Corp.	9,300	327,076
	Like Co., Ltd.	2,500	51,111
	Linical Co., Ltd.	5,500	39,002
	Link And Motivation, Inc.	11,500	43,589
	Lintec Corp.	17,700	392,370
	Lion Corp.	15,000	305,871
*	Litalico, Inc.	2,500	65,973
	LIXIL Group Corp.	46,300	1,005,369
	Lonseal Corp.	400	6,270
	Look Holdings, Inc.	3,000	27,490
*	M&A Capital Partners Co., Ltd.	5,200	235,341
	M3, Inc.	22,200	1,499,293
	Mabuchi Motor Co., Ltd.	6,600	272,110
	Macnica Fuji Electronics Holdings, Inc.	22,150	396,124
	Macromill, Inc.	22,300	138,463
	Maeda Corp.	62,000	446,410
	Maeda Kosen Co., Ltd.	12,000	318,550
	Maeda Road Construction Co., Ltd.	6,800	113,357
	Maezawa Industries, Inc.	5,000	21,290
	Makino Milling Machine Co., Ltd.	9,400	323,551
	Makita Corp.	3,000	132,611
	Mani, Inc.	5,100	127,586
	MarkLines Co., Ltd.	3,500	75,637
	Marubeni Corp.	121,700	635,421
	Marubun Corp.	8,900	41,259
	Marudai Food Co., Ltd.	8,500	133,485
	Marufuji Sheet Piling Co., Ltd.	300	5,485
	Maruha Nichiro Corp.	25,800	540,382
	Marui Group Co., Ltd.	20,300	366,860
	Maruka Corp.	3,000	60,765
	Marusan Securities Co., Ltd.	23,100	103,293
	Maruwa Co., Ltd.	4,100	426,516
	Maruwa Unyu Kikan Co., Ltd.	10,400	446,870
	Maruyama Manufacturing Co., Inc.	1,400	16,935
	Maruzen CHI Holdings Co., Ltd.	6,600	23,151
	Maruzen Showa Unyu Co., Ltd.	5,300	155,372
	Matching Service Japan Co., Ltd.	1,600	11,896
	Matsuda Sangyo Co., Ltd.	4,800	66,002
	Matsumotokiyoshi Holdings Co., Ltd.	9,700	358,089
	Matsuyafoods Holdings Co., Ltd.	4,400	145,138
*	Maxell Holdings, Ltd.	22,900	239,411
	Maxvalu Tokai Co., Ltd.	2,800	69,794
	Mazda Motor Corp.	93,400	490,427
	McDonald’s Holdings Co. Japan, Ltd.	1,300	61,648
	MCJ Co., Ltd.	40,300	371,401
	Mebuki Financial Group, Inc.	247,980	498,239

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Media Do Co., Ltd.	2,500	$176,796
*	Medical Data Vision Co., Ltd.	6,700	157,342
	Medical System Network Co., Ltd.	16,100	70,702
	Medipal Holdings Corp.	14,200	253,128
	Medius Holdings Co., Ltd.	2,100	17,011
	Megachips Corp.	1,900	50,545
	Megmilk Snow Brand Co., Ltd.	17,900	387,881
	Meidensha Corp.	20,400	311,936
	Meiji Electric Industries Co., Ltd.	2,100	26,561
	MEIJI Holdings Co., Ltd.	14,274	1,034,144
	Meiji Shipping Co., Ltd.	7,600	25,365
	Meiko Electronics Co., Ltd.	15,900	272,852
	Meiko Network Japan Co., Ltd.	4,900	28,348
	Meisei Industrial Co., Ltd.	10,000	77,003
	Meitec Corp.	10,600	525,497
	Meiwa Corp.	10,000	39,330
	Meiwa Estate Co., Ltd.	4,600	19,361
	Members Co., Ltd.	600	10,234
	Menicon Co., Ltd.	12,700	896,717
	Mercuria Investment Co., Ltd.	3,900	22,486
	Mesco, Inc.	1,800	16,152
*	Metaps, Inc.	1,100	9,959
	METAWATER Co., Ltd.	7,600	178,182
	Michinoku Bank, Ltd. (The)	8,200	90,301
	Mie Kotsu Group Holdings, Inc.	30,000	130,655
	Mikuni Corp.	11,600	28,520
	Milbon Co., Ltd.	6,992	358,735
*	Mimaki Engineering Co., Ltd.	8,800	34,331
	Mimasu Semiconductor Industry Co., Ltd.	11,000	258,604
	Minebea Mitsumi, Inc.	80,275	1,449,875
	Ministop Co., Ltd.	9,400	117,566
	Mirait Holdings Corp.	30,590	435,483
	Miroku Jyoho Service Co., Ltd.	6,800	137,730
	MISUMI Group, Inc.	16,800	498,953
	Mitachi Co., Ltd.	1,300	7,570
	Mitani Corp.	3,700	233,304
	Mitani Sangyo Co., Ltd.	12,500	51,361
	Mitani Sekisan Co., Ltd.	1,200	54,120
	Mito Securities Co., Ltd.	17,500	36,443
*	Mitsuba Corp.	26,700	97,487
	Mitsubishi Chemical Holdings Corp.	434,200	2,443,746
	Mitsubishi Corp.	89,500	1,996,867
	Mitsubishi Electric Corp.	106,100	1,366,450
	Mitsubishi Estate Co., Ltd.	15,600	232,688
	Mitsubishi Gas Chemical Co., Inc.	46,500	847,666
	Mitsubishi Heavy Industries, Ltd.	54,150	1,163,425
	Mitsubishi Kakoki Kaisha, Ltd.	2,100	38,875
	Mitsubishi Logisnext Co., Ltd.	17,600	148,551
	Mitsubishi Logistics Corp.	15,300	402,654
	Mitsubishi Materials Corp.	33,300	611,030
*	Mitsubishi Motors Corp.	105,100	192,756
	Mitsubishi Paper Mills, Ltd.	14,500	43,245
	Mitsubishi Pencil Co., Ltd.	4,900	63,079
	Mitsubishi Research Institute, Inc.	1,200	43,508
	Mitsubishi Shokuhin Co., Ltd.	4,300	112,066
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	25,698
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	248,988	981,013
	Mitsubishi UFJ Financial Group, Inc.	623,500	2,457,778
	Mitsubishi UFJ Lease & Finance Co., Ltd.	184,600	782,148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mitsuboshi Belting, Ltd.	5,000	$78,273
	Mitsui Chemicals, Inc.	45,498	1,165,307
*	Mitsui E&S Holdings Co., Ltd.	30,300	95,946
	Mitsui Fudosan Co., Ltd.	45,900	781,565
	Mitsui High-Tec, Inc.	1,500	30,564
	Mitsui Matsushima Holdings Co., Ltd.	5,600	36,481
	Mitsui Mining & Smelting Co., Ltd.	36,800	928,922
	Mitsui OSK Lines, Ltd.	38,782	875,484
	Mitsui Sugar Co., Ltd.	6,700	116,477
	Mitsui-Soko Holdings Co., Ltd.	13,100	231,235
	Miura Co., Ltd.	1,000	47,114
	Miyaji Engineering Group, Inc.	3,100	50,066
	Miyazaki Bank, Ltd. (The)	5,500	118,658
	Miyoshi Oil & Fat Co., Ltd.	3,300	36,278
	Mizuho Financial Group, Inc.	162,635	2,002,372
	Mizuho Leasing Co., Ltd.	16,100	410,419
	Mizuno Corp.	6,800	113,750
*	Mobile Factory, Inc.	2,000	18,763
	Mochida Pharmaceutical Co., Ltd.	3,200	116,844
	Modec, Inc.	6,600	95,873
	Molitec Steel Co., Ltd.	2,700	7,523
	Monex Group, Inc.	79,000	189,934
	Monogatari Corp. (The)	2,400	245,258
	MonotaRO Co., Ltd.	21,600	1,194,733
	MORESCO Corp.	5,600	51,857
	Morinaga & Co., Ltd.	9,800	372,353
	Morinaga Milk Industry Co., Ltd.	21,700	1,046,216
	Morita Holdings Corp.	8,500	155,389
	Morito Co., Ltd.	7,000	44,465
	Morningstar Japan KK	3,000	13,297
	Morozoff, Ltd.	900	48,804
	Mory Industries, Inc.	2,300	52,060
	MrMax Holdings, Ltd.	10,700	78,374
	MS&AD Insurance Group Holdings, Inc.	32,113	878,780
	MTI, Ltd.	13,100	115,612
	Mugen Estate Co., Ltd.	8,500	38,462
	Murata Manufacturing Co., Ltd.	53,639	3,761,631
	Musashi Seimitsu Industry Co., Ltd.	34,100	356,441
	Musashino Bank, Ltd. (The)	10,600	157,159
	N Field Co., Ltd.	3,400	21,759
	Nabtesco Corp.	19,000	709,806
	NAC Co., Ltd.	8,800	75,852
	Nachi-Fujikoshi Corp.	10,700	424,122
	Nadex Co., Ltd.	500	2,976
	Nafco Co., Ltd.	3,600	79,157
	Nagano Bank, Ltd. (The)	3,600	48,397
	Nagano Keiki Co., Ltd.	3,700	27,236
	Nagase & Co., Ltd.	41,200	537,254
	Nagatanien Holdings Co., Ltd.	4,100	86,989
	Nagawa Co., Ltd.	1,600	112,128
	Nagoya Railroad Co., Ltd.	20,000	533,104
	Naigai Trans Line, Ltd.	1,700	19,628
	Nakabayashi Co., Ltd.	9,900	58,031
	Nakamuraya Co., Ltd.	1,192	45,557
	Nakanishi, Inc.	10,100	180,234
	Nakayama Steel Works, Ltd.	9,500	31,830
	Nakayamafuku Co., Ltd.	2,200	10,142
	Nankai Electric Railway Co., Ltd.	14,500	331,104
	Nanto Bank, Ltd. (The)	13,300	235,999

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Narasaki Sangyo Co., Ltd.	1,200	$23,754
	NEC Capital Solutions, Ltd.	5,500	93,444
	NEC Corp.	40,900	2,060,140
	NEC Networks & System Integration Corp.	14,700	254,904
	NET One Systems Co., Ltd.	26,200	783,342
	Neturen Co., Ltd.	14,800	67,898
	New Japan Chemical Co., Ltd.	8,500	12,900
	Nexon Co., Ltd.	13,200	367,896
	Nextage Co., Ltd.	10,700	128,445
	NFC Holdings, Inc.	600	13,911
	NGK Insulators, Ltd.	43,000	614,283
	NGK Spark Plug Co., Ltd.	48,200	847,690
	NH Foods, Ltd.	12,700	520,230
	NHK Spring Co., Ltd.	70,800	428,100
	Nicca Chemical Co., Ltd.	1,000	8,696
*	Nice Corp.	2,400	29,521
	Nichias Corp.	38,800	840,342
	Nichiban Co., Ltd.	2,500	39,161
	Nichicon Corp.	15,200	123,070
	Nichiden Corp.	5,800	120,487
	Nichiha Corp.	13,700	399,205
	Nichi-iko Pharmaceutical Co., Ltd.	26,000	257,407
	Nichimo Co., Ltd.	700	12,115
	Nichirei Corp.	20,200	509,015
	Nichirin Co., Ltd.	5,330	70,640
	Nidec Corp.	11,436	1,155,099
	Nidec Corp., Sponsored ADR	10,124	256,036
	Nifco, Inc.	28,400	850,073
	Nihon Chouzai Co., Ltd.	8,720	140,884
*	Nihon Dempa Kogyo Co., Ltd.	9,800	37,592
	Nihon Denkei Co., Ltd.	2,400	26,871
	Nihon Flush Co., Ltd.	4,600	59,321
	Nihon House Holdings Co., Ltd.	21,800	48,922
	Nihon Kohden Corp.	11,200	350,320
	Nihon M&A Center, Inc.	24,400	1,432,806
	Nihon Nohyaku Co., Ltd.	10,800	49,839
	Nihon Parkerizing Co., Ltd.	10,200	100,522
	Nihon Plast Co., Ltd.	7,300	28,410
	Nihon Tokushu Toryo Co., Ltd.	5,200	46,379
	Nihon Unisys, Ltd.	31,700	934,403
	Nihon Yamamura Glass Co., Ltd.	3,300	26,544
	Nikkato Corp.	3,000	20,188
	Nikkiso Co., Ltd.	25,800	247,358
	Nikkon Holdings Co., Ltd.	23,900	457,414
	Nikon Corp.	41,900	255,354
	Nintendo Co., Ltd.	1,700	919,171
	Nippi, Inc.	1,200	41,464
	Nippo Corp.	17,000	436,664
	Nippon Aqua Co., Ltd.	4,000	26,154
	Nippon Carbide Industries Co., Inc.	3,200	36,692
	Nippon Carbon Co., Ltd.	5,900	205,428
	Nippon Chemical Industrial Co., Ltd.	3,000	68,948
*	Nippon Chemi-Con Corp.	5,500	70,343
	Nippon Chemiphar Co., Ltd.	1,200	29,364
	Nippon Coke & Engineering Co., Ltd.	81,900	51,054
	Nippon Commercial Development Co., Ltd.	5,300	85,788
	Nippon Concept Corp.	2,900	41,532
	Nippon Concrete Industries Co., Ltd.	17,800	54,379
*	Nippon Denko Co., Ltd.	52,200	122,969

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nippon Densetsu Kogyo Co., Ltd.	14,800	$286,770
	Nippon Dry-Chemical Co., Ltd.	1,400	18,630
	Nippon Electric Glass Co., Ltd.	25,300	497,599
	Nippon Express Co., Ltd.	22,800	1,278,613
	Nippon Filcon Co., Ltd.	7,300	35,999
	Nippon Flour Mills Co., Ltd.	11,600	186,062
	Nippon Gas Co., Ltd.	21,300	1,015,940
	Nippon Kayaku Co., Ltd.	37,300	320,994
	Nippon Kodoshi Corp.	3,900	65,988
	Nippon Koei Co., Ltd.	6,300	166,085
*	Nippon Koshuha Steel Co., Ltd.	4,600	14,851
	Nippon Light Metal Holdings Co., Ltd.	35,900	567,018
	Nippon Paint Holdings Co., Ltd.	3,200	288,256
	Nippon Paper Industries Co., Ltd.	44,100	498,009
	Nippon Parking Development Co., Ltd., Class C	73,000	89,502
	Nippon Pillar Packing Co., Ltd.	10,000	136,303
	Nippon Piston Ring Co., Ltd.	3,700	34,108
	Nippon Road Co., Ltd. (The)	3,100	225,187
	Nippon Sanso Holdings Corp.	30,100	441,315
	Nippon Seisen Co., Ltd.	1,400	42,475
*	Nippon Sharyo, Ltd.	4,700	107,324
*	Nippon Sheet Glass Co., Ltd.	46,200	160,625
	Nippon Shokubai Co., Ltd.	8,100	396,645
	Nippon Signal Co., Ltd.	11,700	101,894
	Nippon Soda Co., Ltd.	9,600	251,930
*	Nippon Steel Corp.	94,378	915,388
	Nippon Steel Trading Corp.	6,152	175,354
	Nippon Suisan Kaisha, Ltd.	177,500	683,764
	Nippon Systemware Co., Ltd.	3,100	61,021
	Nippon Telegraph & Telephone Corp.	61,200	1,287,393
	Nippon Thompson Co., Ltd.	27,900	92,978
	Nippon Tungsten Co., Ltd.	800	13,499
	Nippon Yakin Kogyo Co., Ltd.	7,650	110,121
	Nippon Yusen K.K.	42,900	791,830
	Nipro Corp.	80,100	842,826
	Nishimatsu Construction Co., Ltd.	20,800	404,041
	Nishimoto Co., Ltd.	400	7,156
	Nishi-Nippon Financial Holdings, Inc.	54,600	369,878
	Nishi-Nippon Railroad Co., Ltd.	14,100	372,543
	Nishio Rent All Co., Ltd.	12,300	238,720
	Nissan Chemical Corp.	20,700	1,098,563
*	Nissan Motor Co., Ltd.	249,800	884,425
	Nissan Shatai Co., Ltd.	17,400	146,922
	Nissan Tokyo Sales Holdings Co., Ltd.	12,100	29,081
	Nissei ASB Machine Co., Ltd.	2,800	109,001
	Nissei Plastic Industrial Co., Ltd.	5,800	46,848
	Nissha Co., Ltd.	15,900	187,204
	Nisshin Oillio Group, Ltd. (The)	7,200	206,963
	Nisshin Seifun Group, Inc.	11,530	173,628
	Nisshinbo Holdings, Inc.	63,155	420,933
	Nissin Corp.	6,100	85,394
	Nissin Electric Co., Ltd.	7,700	77,085
	Nissin Foods Holdings Co., Ltd.	100	8,659
	Nitori Holdings Co., Ltd.	3,700	760,560
	Nitta Corp.	5,400	113,866
	Nitta Gelatin, Inc.	6,300	40,939
	Nittan Valve Co., Ltd.	9,600	18,924
	Nitto Denko Corp.	24,000	1,686,138
	Nitto Fuji Flour Milling Co., Ltd.	700	44,091

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitto Kogyo Corp.	8,600	$158,866
	Nitto Seiko Co., Ltd.	14,400	62,482
	Nittoc Construction Co., Ltd.	12,900	98,320
	Noda Corp.	5,400	35,948
	Noevir Holdings Co., Ltd.	5,300	236,624
	NOF Corp.	13,200	496,087
	Nohmi Bosai, Ltd.	5,900	127,733
	Nojima Corp.	18,900	530,429
	NOK Corp.	25,900	295,364
	Nomura Co., Ltd.	27,900	180,167
	Nomura Holdings, Inc.	116,600	522,186
	Nomura Holdings, Inc., Sponsored ADR	102,675	457,930
	Nomura Real Estate Holdings, Inc.	39,600	691,670
	Nomura Research Institute, Ltd.	15,079	444,491
	Noritake Co., Ltd.	3,800	111,785
	Noritsu Koki Co., Ltd.	7,300	135,120
	Noritz Corp.	14,100	205,604
	North Pacific Bank, Ltd.	108,400	229,387
	Nozawa Corp.	3,700	23,442
	NS Solutions Corp.	11,300	330,916
	NS Tool Co., Ltd.	1,600	34,343
	NS United Kaiun Kaisha, Ltd.	5,700	77,338
	NSD Co., Ltd.	17,260	303,166
	NSK, Ltd.	93,600	749,369
*	NTN Corp.	248,100	460,148
	NTT Data Corp.	73,200	826,150
	NTT DOCOMO, Inc.	138,800	5,168,245
	Oat Agrio Co., Ltd.	1,400	16,414
	Obara Group, Inc.	6,000	208,225
	Obayashi Corp.	168,700	1,411,738
	OBIC Business Consultants Co., Ltd.	700	37,672
	Obic Co., Ltd.	300	53,113
	Odakyu Electric Railway Co., Ltd.	27,100	653,991
	Oenon Holdings, Inc.	26,500	102,431
	Ogaki Kyoritsu Bank, Ltd. (The)	15,000	334,624
*	Ohara, Inc.	3,000	35,529
	Ohba Co., Ltd.	4,400	30,406
	Ohsho Food Service Corp.	3,500	192,537
	Oiles Corp.	9,184	128,257
	Oita Bank, Ltd. (The)	13,100	302,534
	Oji Holdings Corp.	256,300	1,080,155
	Okabe Co., Ltd.	18,500	139,980
	Okada Aiyon Corp.	1,200	11,271
	Okamoto Industries, Inc.	2,700	111,147
	Okamoto Machine Tool Works, Ltd.	2,400	51,941
	Okamura Corp.	25,300	193,217
	Okasan Securities Group, Inc.	69,800	228,094
	Oki Electric Industry Co., Ltd.	55,700	517,107
	Okinawa Cellular Telephone Co.	5,100	204,234
	Okinawa Electric Power Co., Inc. (The)	13,485	196,769
	OKUMA Corp.	8,600	417,425
	Okura Industrial Co., Ltd.	4,100	68,151
	Okuwa Co., Ltd.	12,300	164,770
	Olympic Group Corp.	4,500	42,306
	Olympus Corp.	101,400	1,941,210
	Omron Corp.	5,100	368,251
	Ono Pharmaceutical Co., Ltd.	5,000	142,626
	ONO Sokki Co., Ltd.	2,500	12,305
	Onoken Co., Ltd.	7,900	87,957

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Onward Holdings Co., Ltd.	42,600	$83,420
*	Open Door, Inc.	4,800	54,726
	Open House Co., Ltd.	20,700	704,879
	Optex Group Co., Ltd.	8,600	128,149
	Optorun Co., Ltd.	1,100	21,664
	Oracle Corp.	3,000	299,820
	Organo Corp.	3,300	172,578
	Orient Corp.	216,900	240,693
	Oriental Land Co., Ltd.	4,500	629,901
	Origin Co., Ltd.	2,800	36,541
	Osaka Gas Co., Ltd.	24,200	459,563
	Osaka Organic Chemical Industry, Ltd.	7,300	192,416
	Osaka Soda Co., Ltd.	7,400	176,276
	OSAKA Titanium Technologies Co., Ltd.	3,000	22,113
	Osaki Electric Co., Ltd.	15,500	93,507
	OSG Corp.	35,500	531,827
	OSJB Holdings Corp.	30,800	70,579
	Otsuka Corp.	7,200	330,852
	Otsuka Holdings Co., Ltd.	6,400	237,034
	OUG Holdings, Inc.	1,000	27,245
	Outsourcing, Inc.	46,600	432,168
	Ozu Corp.	800	13,742
	Pacific Industrial Co., Ltd.	19,700	197,841
	Pack Corp. (The)	3,600	101,158
	PAL GROUP Holdings Co., Ltd.	12,800	148,909
	PALTAC Corp.	1,650	92,247
	Paltek Corp.	3,000	15,079
	Pan Pacific International Holdings Corp.	25,600	543,192
	Panasonic Corp.	420,044	3,880,169
	PAPYLESS Co., Ltd.	1,100	28,139
	Paramount Bed Holdings Co., Ltd.	4,600	177,228
*	Park24 Co., Ltd.	25,900	349,853
	Parker Corp.	4,000	16,521
	Pasco Corp.	2,400	28,794
	Pasona Group, Inc.	11,300	173,026
	PC Depot Corp.	6,220	37,958
	PCI Holdings, Inc.	1,000	10,333
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	22,236
	Penta-Ocean Construction Co., Ltd.	186,200	1,180,728
*	PeptiDream, Inc.	5,800	268,036
	Persol Holdings Co., Ltd.	23,000	348,363
	Phil Co., Inc.	1,600	30,948
	Pickles Corp.	1,900	51,057
	Pigeon Corp.	19,100	879,584
	Pilot Corp.	9,400	262,201
	Plenus Co., Ltd.	2,400	39,216
	Pola Orbis Holdings, Inc.	8,500	167,613
	Poletowin Pitcrew Holdings, Inc.	19,800	172,492
	Press Kogyo Co., Ltd.	46,100	122,681
	Pressance Corp.	13,400	182,805
	Prestige International, Inc.	29,200	248,486
	Prima Meat Packers, Ltd.	21,800	622,023
	Pronexus, Inc.	1,200	12,483
	Proto Corp.	12,200	131,388
	PS Mitsubishi Construction Co., Ltd.	19,300	104,184
	Punch Industry Co., Ltd.	11,100	46,630
	Qol Holdings Co., Ltd.	15,600	170,139
	Quick Co., Ltd.	4,000	39,128
	Raccoon Holdings, Inc.	3,200	60,973

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Raito Kogyo Co., Ltd.	20,500	$290,746
	Raiznext Corp.	8,100	93,871
	Rakus Co., Ltd.	25,000	491,292
	Rakuten, Inc.	47,700	464,082
	Rasa Corp.	2,600	22,019
	Rasa Industries, Ltd.	4,600	87,046
	Raysum Co., Ltd.	4,300	39,016
	Recruit Holdings Co., Ltd.	103,500	3,938,242
	Relia, Inc.	12,300	139,954
	Relo Group, Inc.	26,000	623,968
	Renaissance, Inc.	4,600	32,994
*	Renesas Electronics Corp.	103,300	852,705
	Rengo Co., Ltd.	87,400	672,451
*	RENOVA, Inc.	2,500	39,872
	Resona Holdings, Inc.	286,369	944,151
	Resorttrust, Inc.	34,400	484,479
	Restar Holdings Corp.	5,000	107,105
	Retail Partners Co., Ltd.	5,900	79,372
	Rheon Automatic Machinery Co., Ltd.	1,200	11,646
	Riberesute Corp.	3,100	22,634
	Ricoh Leasing Co., Ltd.	7,700	206,487
	Ride On Express Holdings Co., Ltd.	4,800	103,926
*	Right On Co., Ltd.	7,700	45,462
	Riken Corp.	3,400	80,861
	Riken Keiki Co., Ltd.	2,500	64,643
	Riken Technos Corp.	17,100	65,228
	Riken Vitamin Co., Ltd.	4,800	70,867
	Ringer Hut Co., Ltd.	2,000	43,218
	Rinnai Corp.	1,400	137,951
	Riso Kagaku Corp.	7,360	88,369
	Riso Kyoiku Co., Ltd.	43,200	126,273
	Rock Field Co., Ltd.	2,300	31,330
	Rohm Co., Ltd.	8,100	622,784
	Rohto Pharmaceutical Co., Ltd.	13,600	425,177
	Rokko Butter Co., Ltd.	7,500	122,103
	Roland DG Corp.	8,000	98,418
	Rorze Corp.	4,500	200,422
	Round One Corp.	36,000	282,750
	Royal Holdings Co., Ltd.	13,000	220,895
	RS Technologies Co., Ltd.	2,100	70,824
	Ryobi, Ltd.	13,700	148,088
	Ryoden Corp.	6,900	101,286
	Ryohin Keikaku Co., Ltd.	44,000	923,530
	Ryosan Co., Ltd.	8,200	151,698
	S Foods, Inc.	2,100	69,942
	S LINE Co., Ltd.	1,300	12,006
	Sac’s Bar Holdings, Inc.	9,350	48,506
	Sagami Rubber Industries Co., Ltd.	2,000	22,576
	Saibu Gas Co., Ltd.	10,200	245,257
	Saizeriya Co., Ltd.	13,800	239,534
	Sakai Chemical Industry Co., Ltd.	6,400	118,464
	Sakai Heavy Industries, Ltd.	1,600	36,491
	Sakai Moving Service Co., Ltd.	5,700	257,324
	Sakata INX Corp.	16,700	173,972
	Sakura Internet, Inc.	9,500	68,335
	Sala Corp.	28,100	157,502
	SAMTY Co., Ltd.	9,500	150,507
	San Holdings, Inc.	3,200	35,400
	San ju San Financial Group, Inc.	6,990	87,343

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	San-A Co., Ltd.	4,400	$183,263
	San-Ai Oil Co., Ltd.	27,500	277,271
*	Sanden Holdings Corp.	12,700	42,329
	Sanei Architecture Planning Co., Ltd.	6,800	112,067
	Sangetsu Corp.	5,000	72,059
	San-In Godo Bank, Ltd. (The)	62,700	315,561
*	Sanix, Inc.	10,700	25,187
	Sanken Electric Co., Ltd.	18,100	579,458
	Sanki Engineering Co., Ltd.	20,500	222,254
	Sanko Gosei, Ltd.	4,800	12,459
	Sanko Metal Industrial Co., Ltd.	1,200	28,785
	Sankyo Co., Ltd.	10,200	259,969
	Sankyo Frontier Co., Ltd.	1,000	37,398
	Sankyo Tateyama, Inc.	9,600	85,239
	Sankyu, Inc.	18,800	673,446
	Sanoh Industrial Co., Ltd.	12,800	74,135
	Sanoyas Holdings Corp.	8,700	13,026
	Sansei Technologies, Inc.	1,000	5,680
	Sansha Electric Manufacturing Co., Ltd.	6,400	36,723
	Sanshin Electronics Co., Ltd.	4,300	83,165
	Santen Pharmaceutical Co., Ltd.	21,600	384,825
	Sanwa Holdings Corp.	66,200	755,136
	Sanyo Chemical Industries, Ltd.	6,400	271,218
	Sanyo Denki Co., Ltd.	1,700	74,944
	Sanyo Electric Railway Co., Ltd.	5,000	98,264
*	Sanyo Special Steel Co., Ltd.	10,100	99,030
	Sanyo Trading Co., Ltd.	11,800	108,613
	Sapporo Holdings, Ltd.	37,600	613,968
	Sato Holdings Corp.	14,500	276,104
	Sato Shoji Corp.	5,900	52,150
	Satori Electric Co., Ltd.	7,500	55,074
	Sawada Holdings Co., Ltd.	8,500	74,394
	Sawai Pharmaceutical Co., Ltd.	14,900	718,174
*	Saxa Holdings, Inc.	2,300	30,522
	SB Technology Corp.	5,200	177,298
	SBI Holdings, Inc.	36,830	848,977
	SBS Holdings, Inc.	14,000	319,078
	Scala, Inc.	9,000	77,540
	SCREEN Holdings Co., Ltd.	5,100	279,345
	Scroll Corp.	14,700	113,053
	SCSK Corp.	6,100	303,301
	SEC Carbon, Ltd.	600	32,304
	Secom Co., Ltd.	5,700	481,530
	Seed Co., Ltd.	9,000	52,413
	Seibu Holdings, Inc.	54,500	544,886
	Seika Corp.	4,300	51,641
	Seikagaku Corp.	2,500	22,991
	Seikitokyu Kogyo Co., Ltd.	20,100	149,253
	Seiko Epson Corp.	80,000	929,095
	Seiko Holdings Corp.	14,200	178,861
	Seiko PMC Corp.	2,100	13,167
	Seino Holdings Co., Ltd.	37,400	483,296
	Seiren Co., Ltd.	20,800	329,637
	Sekisui Chemical Co., Ltd.	98,300	1,532,331
	Sekisui House, Ltd.	25,000	415,333
	Sekisui Kasei Co., Ltd.	11,000	58,702
	Senko Group Holdings Co., Ltd.	64,400	575,933
	Senshu Electric Co., Ltd.	3,900	108,184
	Senshu Ikeda Holdings, Inc.	87,240	133,308

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Seria Co., Ltd.	14,500	$558,672
	Seven & I Holdings Co., Ltd.	117,900	3,583,531
	Seven Bank, Ltd.	210,600	483,315
*	SFP Holdings Co., Ltd.	2,300	28,915
	Sharp Corp.	27,500	318,000
	Shibaura Electronics Co., Ltd.	4,300	95,053
	Shibaura Machine Co., Ltd.	9,900	197,574
	Shibaura Mechatronics Corp.	1,700	49,053
	Shibusawa Warehouse Co., Ltd. (The)	3,000	57,144
	Shibuya Corp.	6,800	210,609
*	Shidax Corp.	4,300	10,084
*	SHIFT, Inc.	300	38,073
	Shiga Bank, Ltd. (The)	16,800	362,810
	Shikibo, Ltd.	5,500	48,646
	Shikoku Bank, Ltd. (The)	13,300	90,934
	Shikoku Chemicals Corp.	4,400	48,465
	Shikoku Electric Power Co., Inc.	41,200	296,123
	Shima Seiki Manufacturing, Ltd.	10,700	158,941
	Shimachu Co., Ltd.	16,300	861,571
	Shimadzu Corp.	15,400	440,337
	Shimano, Inc.	1,300	297,330
	Shimizu Bank, Ltd. (The)	13,500	214,399
	Shimizu Corp.	142,700	990,817
	Shimojima Co., Ltd.	1,700	21,718
	Shin Nippon Air Technologies Co., Ltd.	4,800	97,093
	Shinagawa Refractories Co., Ltd.	2,700	56,142
	Shindengen Electric Manufacturing Co., Ltd.	2,200	41,927
	Shin-Etsu Chemical Co., Ltd.	10,500	1,402,451
	Shin-Etsu Polymer Co., Ltd.	21,700	193,210
	Shinko Electric Industries Co., Ltd.	17,200	300,068
	Shinko Shoji Co., Ltd.	15,700	129,775
	Shinmaywa Industries, Ltd.	28,800	223,535
	Shinnihon Corp.	12,100	100,998
	Shinoken Group Co., Ltd.	20,000	198,473
	Shinsei Bank, Ltd.	33,300	400,650
	Shinsho Corp.	2,400	40,800
	Shionogi & Co., Ltd.	7,400	349,058
	Ship Healthcare Holdings, Inc.	18,000	854,142
	Shiseido Co., Ltd.	31,400	1,943,880
	Shizuki Electric Co., Inc.	4,900	21,219
	Shizuoka Bank, Ltd. (The)	72,800	489,634
	Shizuoka Gas Co., Ltd.	27,900	245,356
	SHO-BOND Holdings Co., Ltd.	2,800	135,151
	Shoei Co., Ltd.	8,800	267,985
	Shoei Foods Corp.	4,400	159,707
	Shofu, Inc.	3,400	48,539
*	Shoko Co., Ltd.	4,400	25,366
	Showa Denko K.K.	69,600	1,183,456
	Showa Sangyo Co., Ltd.	8,200	253,175
	Showa Shinku Co., Ltd.	800	10,539
	Sigma Koki Co., Ltd.	900	10,123
	SIGMAXYZ, Inc.	2,500	36,491
	Siix Corp.	15,800	187,229
	Sinanen Holdings Co., Ltd.	3,600	104,359
	Sinfonia Technology Co., Ltd.	13,400	145,815
	Sinko Industries, Ltd.	8,600	120,630
*	SK-Electronics Co., Ltd.	5,300	56,524
	SKY Perfect JSAT Holdings, Inc.	72,000	307,367
	Skylark Holdings Co., Ltd.	58,400	832,944

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SMC Corp.	500	$265,953
	SMK Corp.	2,800	71,330
	SMS Co., Ltd.	21,600	635,950
	Soda Nikka Co., Ltd.	9,000	45,960
	Sodick Co., Ltd.	15,700	116,517
	Softbank Corp.	46,700	543,470
	SoftBank Group Corp.	304,192	19,813,172
	Softbrain Co., Ltd.	13,800	115,048
	Softcreate Holdings Corp.	4,200	184,478
	Software Service, Inc.	600	64,648
	Sohgo Security Services Co., Ltd.	3,000	139,784
	Sojitz Corp.	265,800	584,874
	Soken Chemical & Engineering Co., Ltd.	2,700	36,477
	Solasto Corp.	16,200	197,755
	Soliton Systems K.K.	3,000	54,377
	Sompo Holdings, Inc.	23,475	876,460
	Sony Corp.	88,100	7,344,582
	Sony Corp., Sponsored ADR	41,118	3,439,932
	Sotetsu Holdings, Inc.	14,400	355,370
	Space Co., Ltd.	2,820	20,849
	Space Value Holdings Co., Ltd.	17,900	96,607
	Sparx Group Co., Ltd.	45,200	97,534
	SPK Corp.	2,400	28,044
	S-Pool, Inc.	8,400	56,835
	Square Enix Holdings Co., Ltd.	7,200	418,340
	SRA Holdings	5,600	121,754
	St Marc Holdings Co., Ltd.	9,100	129,703
	Stanley Electric Co., Ltd.	22,400	637,948
	Star Micronics Co., Ltd.	21,900	294,071
	Starts Corp., Inc.	21,200	493,111
	Starzen Co., Ltd.	2,500	93,050
	St-Care Holding Corp.	4,900	30,771
	Stella Chemifa Corp.	4,900	137,179
	Step Co., Ltd.	1,700	23,644
	Strike Co., Ltd.	3,700	198,763
	Studio Alice Co., Ltd.	6,500	119,943
	Subaru Corp.	38,800	712,095
	Sugi Holdings Co., Ltd.	5,300	349,986
	Sugimoto & Co., Ltd.	4,100	80,072
	SUMCO Corp.	75,600	1,153,041
	Sumida Corp.	16,700	131,068
	Suminoe Textile Co., Ltd.	2,900	54,483
	Sumitomo Bakelite Co., Ltd.	10,800	305,671
	Sumitomo Chemical Co., Ltd.	297,055	971,721
	Sumitomo Corp.	79,900	874,152
	Sumitomo Dainippon Pharma Co., Ltd.	18,200	213,322
	Sumitomo Densetsu Co., Ltd.	8,200	195,299
	Sumitomo Electric Industries, Ltd.	149,900	1,654,907
	Sumitomo Forestry Co., Ltd.	82,800	1,304,313
	Sumitomo Heavy Industries, Ltd.	44,900	962,354
	Sumitomo Metal Mining Co., Ltd.	34,800	1,081,714
	Sumitomo Mitsui Construction Co., Ltd.	126,320	487,523
	Sumitomo Mitsui Financial Group, Inc.	87,183	2,413,391
	Sumitomo Mitsui Trust Holdings, Inc.	21,844	587,329
	Sumitomo Osaka Cement Co., Ltd.	16,800	510,947
*	Sumitomo Precision Products Co., Ltd.	1,200	22,138
	Sumitomo Realty & Development Co., Ltd.	24,100	644,900
	Sumitomo Riko Co., Ltd.	21,900	111,713
	Sumitomo Rubber Industries, Ltd.	92,834	816,585

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Sumitomo Seika Chemicals Co., Ltd.	5,300	$168,717
Sun Frontier Fudousan Co., Ltd.	23,300	187,291
Suncall Corp.	8,000	31,894
Sundrug Co., Ltd.	11,600	430,729
Suntory Beverage & Food, Ltd.	12,300	424,199
Sun-Wa Technos Corp.	5,200	42,678
Suruga Bank, Ltd.	11,300	36,903
Suzuken Co., Ltd.	6,360	229,600
Suzuki Co., Ltd.	4,800	31,177
Suzuki Motor Corp.	28,100	1,206,830
SWCC Showa Holdings Co., Ltd.	45,000	500,884
Sysmex Corp.	15,200	1,427,717
System Information Co., Ltd.	2,300	25,966
System Research Co., Ltd.	2,400	36,190
Systena Corp.	28,200	511,703
Syuppin Co., Ltd.	9,000	73,432
T Hasegawa Co., Ltd.	8,200	159,802
T RAD Co., Ltd.	3,900	46,511
T&D Holdings, Inc.	78,000	779,538
T&K Toka Co., Ltd.	8,300	64,744
Tachibana Eletech Co., Ltd.	6,120	100,219
Tachikawa Corp.	5,200	60,698
Tachi-S Co., Ltd.	11,000	111,140
Tadano, Ltd.	37,100	283,948
Taihei Dengyo Kaisha, Ltd.	5,300	114,512
Taiheiyo Cement Corp.	54,922	1,289,144
Taiheiyo Kouhatsu, Inc.	2,700	16,339
Taiho Kogyo Co., Ltd.	6,900	34,898
Taikisha, Ltd.	5,600	145,839
Taiko Bank, Ltd. (The)	1,500	18,572
Taisei Corp.	54,400	1,692,814
Taisei Lamick Co., Ltd.	1,700	43,492
Taiyo Holdings Co., Ltd.	4,800	251,293
Taiyo Yuden Co., Ltd.	34,500	1,276,048
Takamatsu Construction Group Co., Ltd.	6,000	123,053
Takamatsu Machinery Co., Ltd.	600	3,667
Takamiya Co., Ltd.	11,200	58,275
Takaoka Toko Co., Ltd.	3,380	32,685
Takara Holdings, Inc.	3,800	38,305
Takara Leben Co., Ltd.	58,700	163,860
Takara Standard Co., Ltd.	14,500	190,164
Takasago International Corp.	5,000	97,882
Takasago Thermal Engineering Co., Ltd.	12,000	159,089
Takashima & Co., Ltd.	1,600	26,477
Takashimaya Co., Ltd.	46,600	348,336
Take And Give Needs Co., Ltd.	4,820	23,652
TAKEBISHI Corp.	3,900	51,960
Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,265	81,022
Takeda Pharmaceutical Co., Ltd.	51,008	1,576,279
Takeei Corp.	13,100	127,698
Takemoto Yohki Co., Ltd.	3,400	35,380
Takeuchi Manufacturing Co., Ltd.	15,900	346,508
Takihyo Co., Ltd.	2,500	41,138
Takisawa Machine Tool Co., Ltd.	2,300	21,280
Tama Home Co., Ltd.	10,000	132,290
Tamron Co., Ltd.	7,000	104,481
Tamura Corp.	28,000	132,916
Tanseisha Co., Ltd.	10,300	69,693
Tatsuta Electric Wire and Cable Co., Ltd.	17,800	95,954

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tayca Corp.	6,500	$86,624
	Tbk Co., Ltd.	9,700	38,853
	TDK Corp., Sponsored ADR	7,012	836,602
	TDK Corp.	16,000	1,881,610
	TechMatrix Corp.	11,400	242,899
	TechnoPro Holdings, Inc.	14,100	876,984
	Teijin, Ltd.	93,700	1,435,293
	Teikoku Electric Manufacturing Co., Ltd.	4,400	42,780
	Tekken Corp.	4,900	91,591
	Terasaki Electric Co., Ltd.	800	7,576
	Terumo Corp.	52,000	1,913,807
	T-Gaia Corp.	6,700	123,181
	THK Co., Ltd.	24,800	658,313
	TIS, Inc.	46,100	881,669
	Toa Corp.	10,300	81,307
	Toa Corp.	8,500	151,752
	Toa Oil Co., Ltd.	2,500	42,775
	TOA ROAD Corp.	2,400	82,420
	Tobishima Corp.	10,210	103,725
	Tobu Railway Co., Ltd.	15,700	445,509
	Tocalo Co., Ltd.	33,200	330,949
	Tochigi Bank, Ltd. (The)	40,300	69,749
	Toda Corp.	65,000	371,297
*	Toda Kogyo Corp.	2,100	37,380
	Toei Animation Co., Ltd.	4,900	342,803
	Toei Co., Ltd.	600	88,535
	Toell Co., Ltd.	2,100	15,408
	Toenec Corp.	3,900	126,953
	Togami Electric Manufacturing Co., Ltd.	800	12,439
	Toho Bank, Ltd. (The)	68,800	149,767
	Toho Co., Ltd.	3,500	138,603
	Toho Co., Ltd.	3,800	65,245
	Toho Gas Co., Ltd.	8,500	438,785
	Toho Holdings Co., Ltd.	20,600	380,967
	Toho Titanium Co., Ltd.	20,600	123,456
*	Toho Zinc Co., Ltd.	3,600	70,565
	Tohoku Bank, Ltd. (The)	4,000	39,462
	Tohoku Electric Power Co., Inc.	37,800	333,513
	Tohto Suisan Co., Ltd.	1,300	48,430
	Tokai Carbon Co., Ltd.	86,100	977,335
	Tokai Corp.	6,600	128,749
	TOKAI Holdings Corp.	59,200	586,408
	Tokai Lease Co., Ltd.	200	2,680
	Tokai Rika Co., Ltd.	32,400	507,736
	Tokai Tokyo Financial Holdings, Inc.	93,600	240,993
	Tokio Marine Holdings, Inc.	31,400	1,403,414
	Tokushu Tokai Paper Co., Ltd.	4,200	175,408
	Tokuyama Corp.	45,600	1,016,271
*	Tokyo Base Co., Ltd.	6,600	25,449
	Tokyo Century Corp.	16,700	818,775
	Tokyo Dome Corp.	39,700	317,540
*	Tokyo Electric Power Co. Holdings, Inc.	129,188	333,354
	Tokyo Electron Device, Ltd.	1,000	29,384
	Tokyo Electron, Ltd.	11,200	3,006,201
	Tokyo Energy & Systems, Inc.	2,500	19,230
	Tokyo Gas Co., Ltd.	28,000	634,467
	Tokyo Individualized Educational Institute, Inc.	2,600	14,434
	Tokyo Keiki, Inc.	5,500	45,530
	Tokyo Kiraboshi Financial Group, Inc.	11,413	124,481

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Ohka Kogyo Co., Ltd.	8,900	$526,967
	Tokyo Rakutenchi Co., Ltd.	1,000	41,575
*	Tokyo Rope Manufacturing Co., Ltd.	6,700	30,507
	Tokyo Sangyo Co., Ltd.	9,500	47,113
	Tokyo Seimitsu Co., Ltd.	14,600	492,625
	Tokyo Steel Manufacturing Co., Ltd.	39,000	248,186
	Tokyo Tatemono Co., Ltd.	68,900	792,432
	Tokyo Tekko Co., Ltd.	4,500	82,432
	Tokyo Theatres Co., Inc.	3,800	44,449
	Tokyotokeiba Co., Ltd.	5,300	263,836
	Tokyu Construction Co., Ltd.	55,100	242,475
	Tokyu Corp.	24,500	290,684
	Tokyu Fudosan Holdings Corp.	194,925	851,787
	Toli Corp.	21,200	49,590
	Tomato Bank, Ltd.	3,500	33,427
	Tomen Devices Corp.	1,600	54,652
	Tomoe Corp.	15,300	50,628
	Tomoe Engineering Co., Ltd.	3,600	67,006
*	Tomoegawa Co., Ltd.	1,400	12,236
	Tomoku Co., Ltd.	5,000	78,876
	TOMONY Holdings, Inc.	62,000	186,886
	Tomy Co., Ltd.	55,100	482,067
	Tonami Holdings Co., Ltd.	2,700	144,912
	Topcon Corp.	62,000	618,110
	Topre Corp.	18,800	188,973
*	Topy Industries, Ltd.	9,700	101,436
	Toray Industries, Inc.	256,800	1,161,995
	Toridoll Holdings Corp.	27,000	342,182
	Torikizoku Co., Ltd.	3,300	48,512
	Torishima Pump Manufacturing Co., Ltd.	8,300	62,601
	Tosei Corp.	21,800	218,451
	Toshiba Corp.	7,700	194,778
	Toshiba TEC Corp.	12,900	516,486
	Tosho Co., Ltd.	5,400	62,692
	Tosoh Corp.	79,700	1,291,908
	Totech Corp.	2,900	64,075
	Totetsu Kogyo Co., Ltd.	7,900	205,294
	TOTO, Ltd.	9,900	451,989
	Totoku Electric Co., Ltd.	1,700	37,646
	Tottori Bank, Ltd. (The)	4,000	42,554
	Tow Co., Ltd.	16,200	43,498
	Towa Bank, Ltd. (The)	17,500	115,222
	Towa Corp.	6,600	76,321
	Towa Pharmaceutical Co., Ltd.	15,000	277,811
	Toyo Construction Co., Ltd.	48,000	183,769
	Toyo Denki Seizo K.K.	2,600	27,503
*	Toyo Engineering Corp.	13,700	40,177
	Toyo Ink SC Holdings Co., Ltd.	16,100	299,142
	Toyo Kanetsu K.K.	4,300	92,036
	Toyo Logistics Co., Ltd.	6,800	21,014
	Toyo Machinery & Metal Co., Ltd.	7,600	28,890
	Toyo Securities Co., Ltd.	26,300	29,090
	Toyo Seikan Group Holdings, Ltd.	39,000	364,354
	Toyo Suisan Kaisha, Ltd.	1,600	79,625
	Toyo Tanso Co., Ltd.	5,500	92,799
	Toyo Tire Corp.	66,600	987,990
	Toyo Wharf & Warehouse Co., Ltd.	2,200	29,975
	Toyobo Co., Ltd.	46,200	615,959
	Toyoda Gosei Co., Ltd.	35,700	907,312

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toyota Boshoku Corp.	37,500	$544,718
	Toyota Motor Corp., Sponsored ADR	38,395	5,040,880
	Toyota Motor Corp.	196,920	12,927,218
	Toyota Tsusho Corp.	25,100	700,423
	TPR Co., Ltd.	14,100	168,840
*	Traders Holdings Co., Ltd.	3,120	12,070
	Trancom Co., Ltd.	4,800	344,898
	Transaction Co., Ltd.	4,200	36,800
	Trend Micro, Inc.	20,700	1,159,513
	Tri Chemical Laboratories, Inc.	2,000	240,175
	Trusco Nakayama Corp.	8,200	211,468
	TS Tech Co., Ltd.	19,000	525,896
	Tsubaki Nakashima Co., Ltd.	23,900	176,770
	Tsubakimoto Chain Co.	12,400	275,339
	Tsubakimoto Kogyo Co., Ltd.	1,500	47,859
*	Tsudakoma Corp.	1,800	14,799
	Tsugami Corp.	27,000	376,642
	Tsukada Global Holdings, Inc.	10,100	23,375
	Tsukishima Kikai Co., Ltd.	9,600	114,418
	Tsukuba Bank, Ltd.	23,100	39,085
	Tsukui Holdings Corp.	36,700	183,389
	Tsumura & Co.	7,300	214,265
	Tsuruha Holdings, Inc.	5,200	728,130
	Tsurumi Manufacturing Co., Ltd.	6,800	114,618
	Tv Tokyo Holdings Corp.	5,300	118,165
	UACJ Corp.	20,791	329,348
	Ube Industries, Ltd.	61,220	1,051,021
	Uchida Yoko Co., Ltd.	3,400	167,828
	Ulvac, Inc.	15,400	564,093
	Unicharm Corp.	18,000	832,876
*	Uniden Holdings Corp.	1,400	26,661
	UNIMAT Retirement Community Co., Ltd.	2,100	19,230
	Union Tool Co.	2,100	62,070
	Unipres Corp.	23,200	179,711
	United Arrows, Ltd.	8,200	111,351
	United Super Markets Holdings, Inc.	25,200	271,083
	UNITED, Inc.	4,700	64,603
*	Unitika, Ltd.	39,400	129,834
*	Universal Entertainment Corp.	6,600	112,554
	Urbanet Corp. Co., Ltd.	10,100	24,890
	Usen-Next Holdings Co., Ltd.	2,200	28,274
	USS Co., Ltd.	12,400	226,803
*	UT Group Co., Ltd.	9,400	292,893
	Utoc Corp.	7,600	34,145
	V Technology Co., Ltd.	4,000	171,364
	Valor Holdings Co., Ltd.	21,200	522,261
	Valqua, Ltd.	8,100	135,804
	Value HR Co., Ltd.	1,000	15,621
	ValueCommerce Co., Ltd.	9,900	313,673
	V-Cube, Inc.	2,300	50,645
*	Vector, Inc.	9,500	80,981
	Vertex Corp.	3,020	46,913
*	VIA Holdings, Inc.	5,300	13,526
*	Village Vanguard Co., Ltd.	2,800	28,001
*	Vision, Inc.	8,100	70,308
*	Visionary Holdings Co., Ltd.	5,890	17,941
	Vital KSK Holdings, Inc.	15,200	136,782
	VT Holdings Co., Ltd.	57,900	203,307
	Wacoal Holdings Corp.	17,900	324,470

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Wacom Co., Ltd.	20,600	$135,425
	Wakachiku Construction Co., Ltd.	5,800	64,500
	Wakita & Co., Ltd.	15,200	157,348
	Warabeya Nichiyo Holdings Co., Ltd.	6,700	95,842
	Watahan & Co., Ltd.	8,400	105,524
	WATAMI Co., Ltd.	600	5,482
	WDB Holdings Co., Ltd.	2,900	84,198
	Weathernews, Inc.	1,400	73,942
	Welcia Holdings Co., Ltd.	17,200	674,090
	West Holdings Corp.	8,480	289,715
	West Japan Railway Co.	7,700	330,308
	Will Group, Inc.	6,200	46,145
	WIN-Partners Co., Ltd.	6,000	61,725
	Wood One Co., Ltd.	3,700	40,381
	Workman Co., Ltd.	800	70,936
	World Holdings Co., Ltd.	4,300	87,281
	Wowow, Inc.	3,400	89,638
	Xebio Holdings Co., Ltd.	9,600	62,691
	YAC Holdings Co., Ltd.	4,800	28,344
*	Yachiyo Industry Co., Ltd.	3,600	15,951
	Yahagi Construction Co., Ltd.	13,000	104,521
	Yakult Honsha Co., Ltd.	3,000	145,179
	YAMABIKO Corp.	14,900	186,934
	YAMADA Consulting Group Co., Ltd.	5,200	50,053
	Yamada Holdings Co., Ltd.	96,040	468,271
	Yamagata Bank, Ltd. (The)	9,800	121,005
	Yamaguchi Financial Group, Inc.	55,600	361,676
	Yamaha Corp.	4,400	208,583
	Yamaha Motor Co., Ltd.	75,400	1,078,071
	Yamaichi Electronics Co., Ltd.	11,400	146,175
	YA-MAN, Ltd.	10,400	147,999
	Yamanashi Chuo Bank, Ltd. (The)	11,500	93,726
	Yamatane Corp.	4,600	59,982
	Yamato Holdings Co., Ltd.	22,900	606,174
	Yamaura Corp.	1,900	16,340
	Yamaya Corp.	2,500	50,422
	Yamazaki Baking Co., Ltd.	26,000	427,071
	Yamazen Corp.	13,400	131,323
	Yaoko Co., Ltd.	8,800	622,881
	Yashima Denki Co., Ltd.	6,000	52,240
	Yaskawa Electric Corp.	5,200	202,196
	Yasunaga Corp.	4,700	45,447
	Yellow Hat, Ltd.	14,400	236,337
	Yokogawa Bridge Holdings Corp.	11,700	207,096
	Yokogawa Electric Corp.	25,800	379,295
	Yokohama Reito Co., Ltd.	16,100	130,209
	Yokohama Rubber Co., Ltd. (The)	61,500	883,410
	Yokowo Co., Ltd.	9,400	237,791
	Yomiuri Land Co., Ltd.	2,200	91,389
	Yondenko Corp.	2,000	43,039
	Yondoshi Holdings, Inc.	4,200	71,529
	Yorozu Corp.	9,700	104,758
	Yotai Refractories Co., Ltd.	8,000	59,707
	Yuasa Funashoku Co., Ltd.	400	11,485
	Yuasa Trading Co., Ltd.	6,100	173,782
	Yuken Kogyo Co., Ltd.	1,600	21,983
	Yumeshin Holdings Co., Ltd.	16,300	114,385
	Yurtec Corp.	15,400	93,186
	Yushiro Chemical Industry Co., Ltd.	4,700	58,102

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Z Holdings Corp.	170,300	$1,187,512
	Zenrin Co., Ltd.	13,950	153,265
	Zensho Holdings Co., Ltd.	25,537	596,777
	Zeon Corp.	69,900	850,433
	ZIGExN Co., Ltd.	20,100	59,806
	ZOZO, Inc.	27,300	692,543
	Zuiko Corp.	4,800	47,958

TOTAL JAPAN			547,110,077

MALAYSIA — (0.6%)
	Duopharma Biotech Bhd	55,868	50,423
	7-Eleven Malaysia Holdings Bhd, Class B	145,056	47,420
#	Aeon Co. M Bhd	243,200	40,438
	AEON Credit Service M Bhd	49,150	107,899
	AFFIN Bank Bhd	135,418	44,608
*	AirAsia Group Bhd	280,900	37,193
*	AirAsia X Bhd	849,300	7,144
	Alliance Bank Malaysia Bhd	376,100	197,486
	Allianz Malaysia Bhd	6,100	19,359
	AMMB Holdings Bhd	484,500	332,496
*	Ann Joo Resources Bhd	120,200	17,983
	Astro Malaysia Holdings Bhd	206,700	36,335
	Axiata Group Bhd	464,910	327,834
	Batu Kawan Bhd	32,700	119,005
*	Berjaya Assets Bhd	277,000	17,655
*	Berjaya Corp. Bhd	1,373,954	62,773
	Berjaya Sports Toto Bhd	319,825	145,571
*	Bermaz Auto Bhd	331,400	92,857
	BIMB Holdings Bhd	154,900	117,156
*	Boustead Holdings Bhd	220,899	30,334
*	Boustead Plantations Bhd	158,480	17,936
	British American Tobacco Malaysia Bhd	45,900	111,808
*	Bumi Armada Bhd	999,100	53,165
	Bursa Malaysia Bhd	219,300	425,168
	Cahya Mata Sarawak Bhd	219,000	57,007
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	223,280
	CB Industrial Product Holding Bhd	102,800	21,754
	CIMB Group Holdings Bhd	530,519	376,525
*	Cypark Resources Bhd	91,500	17,815
	D&O Green Technologies Bhd	248,900	66,660
*	Dagang NeXchange Bhd	387,100	16,371
	Datasonic Group Bhd	427,400	53,018
*	Dayang Enterprise Holdings Bhd	309,472	56,052
	Dialog Group Bhd	198,258	176,574
	DiGi.Com Bhd	172,900	156,861
	DRB-Hicom Bhd	359,300	164,421
	Dutch Lady Milk Industries Bhd	4,500	37,458
	Eastern & Oriental Bhd	315,069	27,345
*	Eco World Development Group Bhd	481,100	44,024
	FGV Holdings Bhd	675,400	172,446
	Fraser & Neave Holdings Bhd	21,600	164,278
	Frontken Corp. Bhd	322,300	272,728
	Gabungan AQRS Bhd	170,034	24,550
	Gadang Holdings Bhd	76,950	6,861
	Gamuda Bhd	438,691	351,596
#	Gas Malaysia Bhd	80,000	51,975
	Genting Malaysia Bhd	479,800	231,010
	Genting Plantations Bhd	20,200	47,729
	George Kent Malaysia Bhd	195,300	31,507

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Globetronics Technology Bhd	190,533	$130,869
	Guan Chong Bhd	109,000	74,333
	Hai-O Enterprise Bhd	81,100	38,888
	HAP Seng Consolidated Bhd	209,180	368,899
	Hartalega Holdings Bhd	150,500	652,844
	Heineken Malaysia Bhd	39,900	172,937
*	Hengyuan Refining Co. Bhd	58,600	37,161
	HeveaBoard Bhd	142,700	17,182
	Hiap Teck Venture Bhd	425,300	18,956
*	Hibiscus Petroleum Bhd	486,400	54,047
	Hong Leong Bank Bhd	22,032	78,537
	Hong Leong Financial Group Bhd	43,353	147,341
	Hong Leong Industries Bhd	36,400	65,344
	IHH Healthcare Bhd	20,400	24,416
	IJM Corp. Bhd	840,220	270,924
	IJM Plantations Bhd	34,500	13,675
	Inari Amertron Bhd	685,988	419,846
	IOI Corp. Bhd	83,926	86,907
	IOI Properties Group Bhd	412,924	85,528
*	Iskandar Waterfront City Bhd	179,900	20,569
#*	JAKS Resources Bhd	200,700	20,788
*	Jaya Tiasa Holdings Bhd	170,800	29,481
	JHM Consolidation Bhd	81,400	34,187
	Kerjaya Prospek Group Bhd	151,176	32,924
	Kossan Rubber Industries	312,600	564,822
	KPJ Healthcare Bhd	522,800	107,040
*	KSL Holdings Bhd	222,492	24,652
	Kuala Lumpur Kepong Bhd	11,018	56,202
*	LBS Bina Group Bhd	304,550	26,734
	Lii Hen Industries Bhd	52,800	50,588
	Lingkaran Trans Kota Holdings Bhd	48,400	45,470
Ω	Lotte Chemical Titan Holding Bhd	61,900	31,009
#	LPI Capital Bhd	38,184	117,398
	Magni-Tech Industries Bhd	170,666	95,088
	Magnum Bhd	254,419	122,478
	Mah Sing Group Bhd	576,440	126,428
	Malakoff Corp. Bhd	339,500	75,603
	Malayan Banking Bhd	199,083	335,181
	Malayan Flour Mills Bhd	239,200	33,134
	Malaysia Airports Holdings Bhd	335,892	338,150
	Malaysia Building Society Bhd	633,857	74,783
	Malaysian Pacific Industries Bhd	44,675	236,924
	Malaysian Resources Corp. Bhd	906,300	81,789
	Matrix Concepts Holdings Bhd	142,275	54,467
#	Maxis Bhd	131,200	151,542
	Mega First Corp. Bhd	84,100	140,899
	MISC Bhd	99,880	158,438
	MKH Bhd	124,324	35,579
	MMC Corp. Bhd	227,500	39,504
*	MPHB Capital Bhd	114,100	25,035
	Muda Holdings Bhd	76,200	29,565
*	Muhibbah Engineering M Bhd	122,000	21,428
	My EG Services Bhd	78,700	26,039
	Nestle Malaysia Bhd	3,300	110,650
	Padini Holdings Bhd	269,400	134,953
	Panasonic Manufacturing Malaysia Bhd	4,500	30,498
	Pantech Group Holdings Bhd	195,129	16,459
	Pentamaster Corp. Bhd	171,225	207,626
	Petron Malaysia Refining & Marketing Bhd	36,200	26,586

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Petronas Chemicals Group Bhd	233,600	$329,147
	Petronas Dagangan Bhd	17,100	70,902
	Petronas Gas Bhd	45,700	173,365
	PIE Industrial Bhd	22,300	9,183
*	Pos Malaysia Bhd	150,400	34,029
	Press Metal Aluminium Holdings Bhd	293,439	388,091
	Public Bank Bhd	404,840	1,468,851
	QL Resources Bhd	259,057	392,648
	Ranhill Utilities Bhd	142,410	29,114
	RGB International Bhd	757,485	20,982
	RHB Bank Bhd	215,943	219,779
*	Sapura Energy Bhd	3,166,243	76,691
	Sarawak Oil Palms Bhd	77,957	66,002
	Scientex Bhd	124,600	356,508
	Serba Dinamik Holdings Bhd	404,670	149,174
	Shangri-La Hotels Malaysia Bhd	15,100	14,439
	Sime Darby Bhd	380,122	220,485
	Sime Darby Plantation Bhd	87,022	101,348
	Sime Darby Property Bhd	332,922	43,251
#	SKP Resources Bhd	253,800	107,446
	SP Setia Bhd Group.	489,024	81,304
	Sunway Bhd	476,189	153,677
	Sunway Construction Group Bhd	111,780	48,779
#*	Supermax Corp. Bhd	98,410	224,625
	Syarikat Takaful Malaysia Keluarga Bhd	107,200	109,127
	Ta Ann Holdings Bhd	80,257	50,853
	TA Enterprise Bhd	333,600	49,388
#*	TA Global Bhd	444,500	28,338
	Taliworks Corp. Bhd	69,500	13,557
	Telekom Malaysia Bhd	212,548	214,251
	Tenaga Nasional Bhd	141,950	325,831
	Thong Guan Industries Bhd	46,400	33,288
	TIME dotCom Bhd	47,300	146,563
	TMC Life Sciences Bhd	72,700	8,406
	Top Glove Corp. Bhd	558,600	1,152,125
*	Tropicana Corp. Bhd	220,288	43,211
	TSH Resources Bhd	164,100	37,001
*	Tune Protect Group Bhd	178,800	12,911
	Uchi Technologies Bhd	87,900	55,237
	UEM Edgenta Bhd	78,600	35,523
*	UEM Sunrise Bhd	806,058	71,877
	UMW Holdings Bhd	75,400	39,951
	United Plantations Bhd	22,600	78,350
	UOA Development Bhd	304,400	109,143
*	Velesto Energy Bhd	1,276,083	35,496
	ViTrox Corp. Bhd	25,900	88,537
*	Vizione Holdings Bhd	230,400	22,255
	VS Industry Bhd	255,875	144,284
	Wah Seong Corp. Bhd	104,919	9,863
	Westports Holdings Bhd	163,100	152,990
	Yinson Holdings Bhd	240,900	265,493
*	YNH Property Bhd	134,015	90,622
*	YTL Corp. Bhd	1,710,540	298,675
*	YTL Power International Bhd	260,953	40,222

TOTAL MALAYSIA			20,502,403

MEXICO — (0.7%)
	Alfa S.A.B. de C.V., Class A	1,725,090	1,153,232
	Alpek S.A.B. de C.V.	236,508	178,288

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Alsea S.A.B. de C.V.	194,721	$169,278
	America Movil S.A.B. de C.V.	1,806,998	1,098,093
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	298,799
	Arca Continental S.A.B. de C.V.	60,382	263,316
*	Axtel S.A.B. de C.V.	675,377	252,811
*Ω	Banco del Bajio SA	48,437	40,167
	Becle S.A.B. de C.V.	20,571	43,418
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	455,467
	Cemex S.A.B. de C.V.	2,989,044	1,234,426
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,122	118,293
	Coca-Cola Femsa S.A.B. de C.V.	13,300	50,619
*	Consorcio ARA S.A.B. de C.V.	305,857	36,914
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	121,116
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	20,268
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	325,674
	Corp. Moctezuma S.A.B. de C.V.	73,800	191,358
*	Credito Real S.A.B. de C.V. SOFOM ER	85,587	44,384
	El Puerto de Liverpool S.A.B. de C.V., Class C1	36,745	99,036
*	Empresas ICA S.A.B. de C.V.	117,564	496
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	16,400	5,683
	Fomento Economico Mexicano S.A.B. de C.V.	40,078	215,605
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	28,337
*	Genomma Lab Internacional S.A.B. de C.V., Class B	221,511	197,581
*	Gentera S.A.B. de C.V.	442,139	104,222
	Gruma S.A.B. de C.V., Class B	75,569	806,547
*	Grupo Aeromexico S.A.B. de C.V.	118,737	23,847
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	179,878	812,404
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	793,288
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	275,788
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	331,977
	Grupo Bimbo S.A.B. de C.V., Class A	308,728	596,745
*	Grupo Carso S.A.B. de C.V.	76,516	142,091
	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	239,596
	Grupo Comercial Chedraui S.A. de C.V.	184,226	234,500
	Grupo Elektra S.A.B. de C.V.	13,808	785,249
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	479,832	2,139,977
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	427,783	317,033
*	Grupo GICSA SAB de CV	109,089	16,149
	Grupo Herdez S.A.B. de C.V.	82,896	147,608
*	Grupo Industrial Saltillo S.A.B. de C.V.	7,200	6,721
	Grupo Lala S.A.B. de C.V.	93,077	57,045
	Grupo Lamosa S.A.B. de C.V.	35,276	54,881
	Grupo Mexico S.A.B. de C.V., Class B	478,824	1,365,263
*	Grupo Pochteca S.A.B. de C.V.	3,616	1,077
	Grupo Rotoplas S.A.B. de C.V.	29,952	26,123
	Grupo Sanborns S.A.B. de C.V.	53,862	46,659
	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	9,299
	Grupo Simec S.A.B. de C.V., Class B	35,729	107,803
*	Grupo Televisa S.A.B., Sponsored ADR	23,672	150,554
*	Grupo Televisa S.A.B.	396,037	504,113
*Ω	Grupo Traxion S.A.B. de C.V.	33,240	25,700
*	Hoteles City Express S.A.B. de C.V.	167,851	42,731
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	9,924
	Industrias Bachoco S.A.B. de C.V., Class B	63,591	197,655
	Industrias CH S.A.B. de C.V., Class B	83,707	335,436
	Industrias Penoles S.A.B. de C.V.	52,736	842,324
*	Infraestructura Energetica Nova S.A.B. de C.V.	24,280	81,179
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	331,712	495,422
	La Comer S.A.B. de C.V.	254,723	465,338

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Megacable Holdings S.A.B. de C.V.	179,977	$570,184
*	Minera Frisco S.A.B. de C.V., Class A1	88,464	16,682
*	Minera Frisco S.A.B. de C.V., Class A2	121,641	22,881
Ω	Nemak S.A.B. de C.V.	225,115	69,090
	Orbia Advance Corp. S.A.B. de C.V.	480,909	854,511
*	Organizacion Cultiba S.A.B. de C.V.	12,061	8,256
*	Organizacion Soriana S.A.B. de C.V., Class B	151,399	115,343
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	49,458	326,316
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	4,232	20,640
	Qualitas Controladora S.A.B. de C.V.	57,781	231,571
*	Regional S.A.B. de C.V.	124,507	338,041
*	Telesites S.A.B. de C.V.	437,806	403,925
*	Unifin Financiera S.A.B. de C.V.	72,020	62,474
*	Vitro S.A.B. de C.V., Class A	16,205	19,252
	Wal-Mart de Mexico S.A.B. de C.V.	141,333	342,214

TOTAL MEXICO			22,636,307

NETHERLANDS — (2.3%)
	Aalberts NV	56,572	1,897,940
*Ω	ABN AMRO Bank NV	74,475	611,757
*	Accell Group NV	7,998	215,979
	Aegon NV	324,333	872,461
	Aegon NV	224,313	605,645
	AFC Ajax NV	546	9,870
	Akzo Nobel NV	57,385	5,519,753
*	Altice Europe NV	78,295	384,950
*	Altice Europe NV, Class B	5,112	25,239
	AMG Advanced Metallurgical Group NV	9,178	165,212
	Amsterdam Commodities NV	8,922	185,936
	APERAM SA	22,010	590,675
*	Arcadis NV	35,390	822,357
*	ArcelorMittal SA	6,911	93,713
*	ArcelorMittal SA	72,449	985,306
	ASM International NV	15,323	2,188,597
	ASML Holding NV	20,680	7,469,642
	ASR Nederland NV	70,205	2,130,404
*Ω	Basic-Fit NV	9,579	232,409
	BE Semiconductor Industries NV	44,536	1,794,521
*	Beter Bed Holding NV	7,640	32,864
*	Boskalis Westminster	33,152	666,641
*	Brunel International NV	6,552	46,453
	Coca-Cola European Partners P.L.C.	38,559	1,375,029
	Corbion NV	29,168	1,324,742
	ForFarmers NV	13,965	81,642
*	Fugro NV	36,135	137,902
*Ω	GrandVision NV	24,330	676,341
*	Heijmans NV	11,972	101,462
	Heineken NV	35,506	3,142,904
*	Hunter Douglas NV	1,878	108,441
	IMCD NV	12,404	1,435,651
*	ING Groep NV, Sponsored ADR	92,618	631,655
*	ING Groep NV	202,247	1,385,335
Ω	Intertrust NV	26,987	418,431
*	Kendrion NV	6,978	125,261
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	21,683
	Koninklijke Ahold Delhaize NV	158,436	4,343,644
*	Koninklijke BAM Groep NV	95,389	118,211
	Koninklijke DSM NV	21,901	3,502,572
	Koninklijke KPN NV	858,207	2,317,828

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Koninklijke Philips NV	38,089	$1,771,139
	Koninklijke Vopak NV	32,158	1,670,170
*Ω	Lucas Bols NV	700	5,990
	Nedap N.V.	2,302	119,618
	NN Group NV	70,706	2,460,635
*	OCI NV	25,727	307,997
*	Ordina NV	48,363	130,166
*	PostNL NV	159,557	529,208
	Prosus N.V.	9,081	906,610
*	Randstad NV	61,544	3,070,832
	SBM Offshore NV	71,733	1,159,218
*Ω	Signify NV	54,044	1,918,309
*	Sligro Food Group NV	10,761	153,951
	SNS NV	38,309	0
	TKH Group NV	26,570	855,521
*	TomTom NV	24,677	165,803
	Unilever NV	94,159	5,325,633
	Unilever NV	15,787	889,972
	Van Lanschot Kempen NV	2,696	53,961
	Wolters Kluwer NV	37,732	3,055,034

TOTAL NETHERLANDS			73,346,825

NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd. (The)	89,111	862,877
*	Air New Zealand, Ltd.	375,730	352,369
	Arvida Group, Ltd.	13,224	15,287
*	Auckland International Airport, Ltd.	63,337	292,989
	Chorus, Ltd.	200,811	1,116,664
	Chorus, Ltd., ADR	2,187	61,214
*	Comvita, Ltd.	5,949	12,977
	EBOS Group, Ltd.	28,871	491,425
	Fisher & Paykel Healthcare Corp., Ltd.	39,615	916,469
*	Fletcher Building, Ltd.	207,265	561,299
	Fletcher Building, Ltd.	12,299	33,414
	Fonterra Co-operative Group, Ltd.	16,318	49,756
	Freightways, Ltd.	42,759	237,293
	Genesis Energy, Ltd.	104,739	214,665
	Gentrack Group, Ltd.	5,110	4,092
	Hallenstein Glasson Holdings, Ltd.	13,766	55,769
	Heartland Group Holdings, Ltd.	174,811	154,832
	Infratil, Ltd.	178,376	638,763
*	Kathmandu Holdings, Ltd.	123,458	95,160
	Mainfreight, Ltd.	19,316	688,750
	Mercury NZ, Ltd.	28,664	101,337
	Meridian Energy, Ltd.	64,395	225,693
*	Metlifecare, Ltd.	59,988	237,984
	NEW Zealand King Salmon Investments, Ltd.	4,992	5,511
*	New Zealand Refining Co., Ltd. (The)	70,771	26,234
*	NZME, Ltd.	83,243	32,840
	NZX, Ltd.	71,135	80,852
	PGG Wrightson, Ltd.	8,801	17,176
	Port of Tauranga, Ltd.	31,228	149,442
*	Pushpay Holdings, Ltd.	11,388	68,501
*	Restaurant Brands New Zealand, Ltd.	9,039	70,911
	Ryman Healthcare, Ltd.	34,578	319,987
	Sanford, Ltd.	22,200	81,464
	Scales Corp., Ltd.	45,399	152,111
	Skellerup Holdings, Ltd.	25,161	51,225
*	SKY Network Television, Ltd.	1,525,622	150,119

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	SKYCITY Entertainment Group, Ltd.	327,920	$606,761
	Spark New Zealand, Ltd.	358,738	1,064,614
	Steel & Tube Holdings, Ltd.	99,869	40,221
	Summerset Group Holdings, Ltd.	105,700	726,322
*	Synlait Milk, Ltd.	13,992	49,261
*	Tourism Holdings, Ltd.	62,429	92,361
*	TOWER, Ltd.	151,190	56,947
	Trustpower, Ltd.	2,584	12,091
	Vector, Ltd.	54,504	151,315
*	Vista Group International, Ltd.	22,948	22,834
	Warehouse Group, Ltd. (The)	49,900	78,767
	Z Energy, Ltd.	191,896	358,607

TOTAL NEW ZEALAND			11,887,552

NORWAY — (0.5%)
	ABG Sundal Collier Holding ASA	241,840	129,051
*	Adevinta ASA, Class B	3,745	57,966
	AF Gruppen ASA	3,951	64,198
*	Akastor ASA	70,814	51,122
	Aker ASA, Class A	2,562	103,146
	Aker BP ASA	38,985	607,127
*	Aker Carbon Capture A/S	44,602	32,891
*	Aker Offshore Wind Holding A/S, Class A	44,602	16,408
*	Aker Solutions ASA	59,470	58,191
	American Shipping Co. ASA	21,848	63,600
*	Atea ASA	37,610	436,983
	Austevoll Seafood ASA	48,750	332,061
Ω	Avance Gas Holding, Ltd.	18,822	53,746
*	Axactor SE	45,745	35,023
*	B2Holding ASA	24,813	16,169
*	Bakkafrost P/F	1,985	113,555
	Bonheur ASA	9,038	191,205
	Borregaard ASA	47,678	638,680
*	BW Energy, Ltd.	11,703	18,139
Ω	BW LPG, Ltd.	38,229	167,367
	BW Offshore, Ltd.	57,352	138,016
*	DNB ASA	79,757	1,077,101
	DNO ASA	295,295	122,805
Ω	Entra ASA	20,937	273,709
	Equinor ASA	159,990	2,041,426
	Equinor ASA, Sponsored ADR	36,145	463,740
Ω	Europris ASA	89,594	465,695
	FLEX LNG, Ltd.	12,239	78,780
	Frontline, Ltd.	33,235	184,448
	Gjensidige Forsikring ASA	12,552	239,178
*	Golar LNG, Ltd.	3,007	22,703
	Grieg Seafood ASA	33,933	240,010
*	Hexagon Composites ASA	8,722	39,919
*	Kongsberg Automotive ASA	1,506,792	28,949
	Kongsberg Gruppen ASA	9,843	159,942
*	Kvaerner ASA	65,381	50,927
	Leroy Seafood Group ASA	30,030	141,057
	Mowi ASA	41,266	651,912
*	NEL ASA	178,460	341,569
*	Nordic Semiconductor ASA	9,590	100,873
*	Norsk Hydro ASA	129,228	363,178
	Norway Royal Salmon ASA	1,109	23,837
*	Norwegian Finans Holding ASA	57,578	414,915
	Ocean Yield ASA	32,706	72,723

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Odfjell Drilling, Ltd.	38,246	$40,295
*	Odfjell SE, Class A	2,716	5,979
	Orkla ASA	21,665	204,514
*	Otello Corp. ASA	44,343	89,556
*	PGS ASA	154,850	38,509
*	Protector Forsikring ASA	20,431	96,908
*	Salmar ASA	8,154	414,063
*Ω	Sbanken ASA	11,283	71,947
Ω	Scatec Solar ASA	21,475	475,063
*	Schibsted ASA, Class A	3,700	151,248
*	Schibsted ASA, Class B	3,700	133,506
	Selvaag Bolig ASA	19,595	97,742
*	Solon Eiendom ASA	9,046	30,416
*	SpareBank 1 SR-Bank ASA	56,107	447,451
	Stolt-Nielsen, Ltd.	11,950	110,508
*	Storebrand ASA	147,699	779,459
*	Subsea 7 SA	79,402	527,345
	Telenor ASA	51,150	790,384
	TGS NOPEC Geophysical Co. ASA	45,852	423,014
	Tomra Systems ASA	10,975	443,244
*	Veidekke ASA	38,821	447,409
*	Wallenius Wilhelmsen ASA	22,907	43,709
*Ω	XXL ASA	39,801	90,967
	Yara International ASA	7,517	263,061

TOTAL NORWAY			17,140,337

PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	2,701	20,524
	Credicorp, Ltd.	3,175	364,109
*	Grana y Montero SAA, Sponsored ADR	10,766	19,325

TOTAL PERU			403,958

PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	120,880	111,244
	Aboitiz Power Corp.	201,000	112,156
	AC Energy Corp.	357,000	27,502
*	Alliance Global Group, Inc.	1,173,500	192,287
*	Apex Mining Co., Inc.	1,214,000	46,882
*	Atlas Consolidated Mining & Development Corp.	113,900	9,591
	Ayala Corp.	15,885	250,363
	Ayala Land, Inc.	494,800	336,842
	Bank of the Philippine Islands	110,125	167,022
	BDO Unibank, Inc.	115,446	211,401
	Belle Corp.	1,510,800	43,674
	Bloomberry Resorts Corp.	2,171,800	317,596
*	Cebu Air, Inc.	108,820	87,245
*Ω	CEMEX Holdings Philippines, Inc.	1,521,431	49,644
	Century Pacific Food, Inc.	310,200	99,421
	Century Properties Group, Inc.	730,005	5,424
	Chelsea Logistics and Infrastructure Holdings Corp.	150,500	18,245
	China Banking Corp.	171,167	77,272
	Cosco Capital, Inc.	1,123,900	118,904
	D&L Industries, Inc.	876,400	112,718
	DMCI Holdings, Inc.	1,700,550	154,029
*	DoubleDragon Properties Corp.	193,460	56,132
*	Eagle Cement Corp.	145,700	44,926
*	East West Banking Corp.	353,750	69,703
	EEI Corp.	181,100	26,861

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Emperador, Inc.	390,600	$80,893
	Filinvest Land, Inc.	4,810,000	96,323
	First Philippine Holdings Corp.	105,830	137,299
*	Global Ferronickel Holdings, Inc.	246,820	6,712
*	Global-Estate Resorts, Inc.	436,000	6,749
	Globe Telecom, Inc.	5,830	244,089
	GT Capital Holdings, Inc.	17,360	154,064
*	Holcim Philippines, Inc.	278,700	32,854
*	Integrated Micro-Electronics, Inc.	248,579	33,061
	International Container Terminal Services, Inc.	171,360	406,390
	JG Summit Holdings, Inc.	314,590	417,256
	Jollibee Foods Corp.	71,450	250,586
	Lopez Holdings Corp.	806,300	42,778
	LT Group, Inc.	504,600	120,274
*	MacroAsia Corp.	55,320	5,815
	Manila Electric Co.	18,880	116,942
	Manila Water Co., Inc.	342,200	98,875
	Max’s Group, Inc.	167,800	20,465
	Megawide Construction Corp.	314,600	48,686
*	Megaworld Corp.	3,026,500	189,337
	Metro Pacific Investments Corp.	2,131,800	176,380
	Metropolitan Bank & Trust Co.	173,851	146,131
	Nickel Asia Corp.	1,423,660	110,617
	Petron Corp.	1,103,700	69,984
	Philex Mining Corp.	516,300	57,786
*	Philippine National Bank.	157,573	88,537
*	Philippine Stock Exchange, Inc. (The)	312	1,075
	Phoenix Petroleum Philippines, Inc.	130,700	35,158
*	Pilipinas Shell Petroleum Corp.	144,130	49,100
	PLDT, Inc., Sponsored ADR	8,990	242,280
	PLDT, Inc.	15,795	430,814
	Premium Leisure Corp.	1,877,000	12,414
	Puregold Price Club, Inc.	320,600	273,236
*	PXP Energy Corp.	44,700	11,199
	RFM Corp.	196,000	19,028
	Rizal Commercial Banking Corp.	125,767	44,353
	Robinsons Land Corp.	951,278	294,596
	Robinsons Retail Holdings, Inc.	117,470	155,702
	San Miguel Corp.	142,310	299,637
	San Miguel Food and Beverage, Inc.	61,160	80,689
	Security Bank Corp.	81,624	162,185
	Semirara Mining & Power Corp.	545,140	119,227
	SM Investments Corp.	1,355	26,573
	SM Prime Holdings, Inc.	377,326	262,728
*	Top Frontier Investment Holdings, Inc.	3,465	9,010
	Union Bank of the Philippines	77,815	88,999
	Universal Robina Corp.	92,460	262,958
	Vista Land & Lifescapes, Inc.	2,668,100	185,563
	Vistamalls, Inc.	58,000	4,934
	Wilcon Depot, Inc.	258,400	76,415

TOTAL PHILIPPINES			9,053,840

POLAND — (0.2%)
*	Agora SA	8,317	9,339
*	Alior Bank SA	32,971	94,612
	Amica SA	814	28,811
*	AmRest Holdings SE	12,150	42,318
	Asseco Poland SA	1,230	19,935
*	Bank Handlowy w Warszawie SA	6,800	47,506

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
*	Bank Millennium SA	109,410	$59,840
*	Bank Ochrony Srodowiska SA	4,661	5,445
*	Bank Polska Kasa Opieki SA	3,270	34,994
*	Boryszew SA	54,851	36,858
	Budimex SA	3,875	229,188
*	CCC SA	4,109	40,287
*	CD Projekt SA	434	36,852
*	Ciech SA	19,145	125,854
	ComArch SA	886	43,236
	Cyfrowy Polsat SA	36,563	228,222
*	Develia SA	100,816	40,787
*Ω	Dino Polska SA	7,778	427,630
	Dom Development SA	1,479	35,140
	Echo Investment SA	1,495	1,419
*	Enea SA	112,213	128,335
*	Eurocash SA	25,664	75,397
*	Fabryki Mebli Forte SA	1,025	9,278
*	Famur SA	94,887	32,736
*	Getin Noble Bank SA	122,278	4,997
*	Globe Trade Centre SA	18,382	25,213
*	Grupa Azoty SA	14,635	75,930
	Grupa Kety SA	2,908	301,584
	Grupa Lotos SA	59,235	417,764
*	ING Bank Slaski SA	2,413	62,604
*	Inter Cars SA	1,915	97,857
*	Jastrzebska Spolka Weglowa SA	19,759	76,105
	Kernel Holding SA	23,532	229,202
*	KGHM Polska Miedz SA	38,898	1,163,909
*	LPP SA	221	293,120
*	Lubelski Wegiel Bogdanka SA	6,074	22,780
*	mBank SA	2,857	83,552
*	Netia SA	53,536	60,752
*	Orange Polska SA	161,071	247,592
*	PGE Polska Grupa Energetyczna SA	127,656	145,648
*	PKP Cargo SA	10,504	24,230
	Polski Koncern Naftowy Orlen SA	54,564	525,896
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	107,226
*	Powszechna Kasa Oszczednosci Bank Polski SA	39,586	189,902
*	Powszechny Zaklad Ubezpieczen SA	29,761	162,661
*	Santander Bank Polska SA	1,004	31,253
*	Tauron Polska Energia SA	455,887	200,366
*	VRG SA	23,900	12,091
	Warsaw Stock Exchange	11,142	121,262
	Wawel SA	43	5,824

TOTAL POLAND			6,523,339

PORTUGAL — (0.1%)
	Altri SGPS SA	42,109	162,787
*	Banco Comercial Portugues SA, Class R	3,291,327	289,433
*	Banco Espirito Santo SA	499,965	0
*	CTT-Correios de Portugal SA	45,285	110,800
	EDP - Energias de Portugal SA	162,791	802,994
	EDP Renovaveis SA	19,425	369,283
	Galp Energia SGPS SA	77,818	631,974
	Jeronimo Martins SGPS SA	48,528	770,805
*	Mota-Engil SGPS SA	52,154	66,683
	Navigator Co. SA (The)	74,103	163,272
	NOS SGPS SA	177,258	609,196
	REN - Redes Energeticas Nacionais SGPS SA	65,309	171,539

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Semapa-Sociedade de Investimento e Gestao	14,032	$105,460
	Sonae SGPS SA	361,328	212,977

TOTAL PORTUGAL			4,467,203

QATAR — (0.2%)
	Aamal Co.	708,698	155,231
	Al Khaleej Takaful Group QSC	64,871	33,814
	Al Khalij Commercial Bank PQSC	305,721	151,285
	Al Meera Consumer Goods Co. QSC	13,906	76,381
	Barwa Real Estate Co.	491,820	450,460
*	Doha Bank QPSC	307,503	205,378
	Doha Insurance Co. QSC	38,447	12,190
*	Gulf International Services QSC	318,054	134,539
	Gulf Warehousing Co.	41,551	56,923
	Industries Qatar QSC	102,035	251,794
	Masraf Al Rayan QSC	399,005	470,246
*	Mazaya Qatar Real Estate Development QSC	280,466	77,120
	Medicare Group	35,621	84,071
	Mesaieed Petrochemical Holding Co.	348,330	178,233
	Ooredoo QPSC	119,684	217,203
	Qatar Electricity & Water Co QSC	67,810	310,385
*	Qatar First Bank	127,068	56,287
	Qatar Fuel QSC	92,763	438,018
	Qatar Gas Transport Co., Ltd.	485,739	358,003
	Qatar Industrial Manufacturing Co. QSC	55,766	46,613
	Qatar Insurance Co. SAQ	379,075	238,399
	Qatar International Islamic Bank QSC	125,298	284,594
	Qatar Islamic Bank SAQ	59,712	265,933
	Qatar National Bank QPSC	243,991	1,184,609
	Qatar National Cement Co. QSC	25,583	27,099
*	Salam International Investment, Ltd. QSC	326,443	49,936
	United Development Co. QSC	745,700	302,636
	Vodafone Qatar QSC	546,954	194,250
	Widam Food Co.	18,611	34,865

TOTAL QATAR			6,346,495

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	36,272	58,576
	Etalon Group P.L.C., GDR	9,426	15,223
	Gazprom PJSC, Sponsored ADR	158,185	606,016
	Gazprom PJSC, Sponsored ADR	21,000	80,850
	Globaltrans Investment P.L.C., GDR	12,202	69,021
	Globaltrans Investment P.L.C., GDR	13,263	75,069
	Lukoil PJSC, Sponsored ADR	4,888	249,728
	Lukoil PJSC, Sponsored ADR	17,851	913,313
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	238,175
*	Mail.Ru Group, Ltd., GDR	1,419	37,164
*	Mail.Ru Group, Ltd., GDR	1,033	27,116
*	Mechel PJSC, Sponsored ADR	16,260	21,626
	MMC Norilsk Nickel PJSC, ADR	18,273	433,984
	MMC Norilsk Nickel PJSC, ADR	9,287	221,350
	Mobile TeleSystems PJSC, Sponsored ADR	61,362	479,851
	Novatek PJSC, GDR	493	59,442
	Novolipetsk Steel PJSC, GDR	16,393	380,784
	Novolipetsk Steel PJSC, GDR	3,737	86,848
	PhosAgro PJSC, GDR	8,962	103,264
	PhosAgro PJSC, GDR	7,773	89,545
	Polyus PJSC, GDR	581	57,112

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	QIWI P.L.C., Sponsored ADR	1,368	$19,959
	Ros Agro P.L.C., GDR	3,044	27,927
	Ros Agro P.L.C., GDR	6,611	60,689
	Rosneft Oil Co. PJSC, GDR	181,856	794,711
	Rosneft Oil Co. PJSC, GDR	56,263	245,584
	Rostelecom PJSC, Sponsored ADR	8,483	58,872
	Rostelecom PJSC, Sponsored ADR	7,748	53,670
	RusHydro PJSC, ADR	218,605	187,755
	Sberbank of Russia PJSC, Sponsored ADR	56,288	568,589
	Severstal PAO, GDR	15,052	205,753
	Severstal PAO, GDR	4,738	64,768
	Tatneft PJSC, Sponsored ADR	8,623	267,988
	Tatneft PJSC, Sponsored ADR	13,065	405,015
	VEON, Ltd., ADR	130,039	162,549
	VTB Bank PJSC, GDR	80,161	62,302
	VTB Bank PJSC, GDR	324,250	251,780
	X5 Retail Group NV, GDR	12,244	430,371
	X5 Retail Group NV, GDR	9,578	336,571

TOTAL RUSSIA			8,508,910

SAUDI ARABIA — (0.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	12,850	43,814
	Abdullah Al Othaim Markets Co.	5,415	188,223
	Advanced Petrochemical Co.	13,239	204,142
*	Al Alamiya for Cooperative Insurance Co.	5,354	28,518
	Al Babtain Power & Telecommunication Co.	7,954	54,288
	Al Etihad Cooperative Insurance	5,731	27,679
*	Al Hammadi Co. for Development and Investment	1,956	14,736
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,581	50,331
	Al Jouf Agricultural Development Co.	3,832	33,915
*	Al Jouf Cement Co.	33,735	93,708
	Al Khaleej Training and Education Co.	550	2,714
	Al Moammar Information Systems Co.	1,406	26,708
	Al Rajhi Bank	82,639	1,450,104
*	Al Rajhi Co. for Co-operative Insurance	2,595	56,133
*	Al Yamamah Steel Industries Co.	3,734	21,407
*	AlAbdullatif Industrial Investment Co.	4,134	14,963
	Alandalus Property Co.	8,044	42,208
	Aldrees Petroleum and Transport Services Co.	6,986	118,235
*	Alinma Bank	159,915	649,978
*	AlJazira Takaful Ta’awuni Co.	3,430	17,833
	Almarai Co. JSC	11,336	156,058
	Arab National Bank	10,403	52,530
	Arabian Cement Co.	18,008	147,656
	Arabian Centres Co., Ltd.	17,149	110,756
	Arabian Pipes Co.	4,584	16,960
*	Arabian Shield Cooperative Insurance Co.	5,778	27,659
	Arriyadh Development Co.	26,341	117,927
*	Aseer Trading Tourism & Manufacturing Co.	28,188	90,484
*	Astra Industrial Group	13,126	76,731
*	AXA Cooperative Insurance Co.	2,592	23,935
	Bank AlBilad	90,899	562,822
	Bank Al-Jazira	113,757	393,954
*	Basic Chemical Industries, Ltd.	3,551	26,539
*	Bawan Co.	6,022	32,598
*	Bupa Arabia for Cooperative Insurance Co.	7,328	223,052
*	City Cement Co.	26,119	139,359
*	Co. for Cooperative Insurance (The)	5,797	125,069
	Dallah Healthcare Co.	1,814	21,288

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Dar Al Arkan Real Estate Development Co.	254,447	$540,757
	Dur Hospitality Co.	11,366	77,872
	Eastern Province Cement Co.	15,419	142,529
*	Electrical Industries Co.	5,577	28,217
*	Emaar Economic City	136,865	324,532
*	Etihad Etisalat Co.	98,840	735,496
*	Fawaz Abdulaziz Al Hokair & Co.	23,619	117,480
*	Fitaihi Holding Group	3,695	14,984
*	Hail Cement Co.	17,472	67,532
	Halwani Brothers Co.	1,384	22,800
	Herfy Food Services Co.	5,236	67,446
	Jarir Marketing Co.	7,276	335,110
*	Jazan Energy and Development Co.	13,313	49,702
	Leejam Sports Co. JSC	3,928	64,795
*	Malath Cooperative Insurance Co.	10,359	46,700
*	Methanol Chemicals Co.	16,346	41,606
*	Middle East Healthcare Co.	2,226	19,945
*	Middle East Paper Co.	11,644	49,772
*	Mobile Telecommunications Co. Saudi Arabia	157,362	516,303
	Mouwasat Medical Services Co.	4,217	143,878
	Najran Cement Co.	32,642	136,603
*	Nama Chemicals Co.	2,845	20,290
*	National Agriculture Development Co. (The)	15,426	116,278
*	National Co., for Glass Manufacturing (The)	4,939	31,070
	National Commercial Bank	113,412	1,177,517
	National Gas & Industrialization Co.	5,759	44,672
*	National Industrialization Co.	112,236	338,205
	National Medical Care Co.	1,483	20,607
*	National Metal Manufacturing & Casting Co.	2,556	20,638
	National Petrochemical Co.	7,966	57,446
	Northern Region Cement Co.	32,333	95,859
	Qassim Cement Co. (The)	11,143	204,375
*	Rabigh Refining & Petrochemical Co.	59,020	191,779
*	Red Sea International Co.	4,080	19,076
	Riyad Bank	93,336	447,397
	Sahara International Petrochemical Co.	93,825	364,498
	Samba Financial Group	30,175	221,673
	Saudi Airlines Catering Co.	7,856	162,809
	Saudi Arabian Fertilizer Co.	13,709	275,379
*	Saudi Arabian Mining Co.	33,342	332,547
	Saudi Automotive Services Co.	9,146	70,021
	Saudi Basic Industries Corp.	31,058	744,922
	Saudi British Bank (The)	7,932	50,211
	Saudi Cement Co.	14,852	214,287
*	Saudi Ceramic Co.	9,002	93,016
*	Saudi Chemical Co., Holding	19,265	159,178
	Saudi Co. For Hardware CJSC	2,934	36,093
	Saudi Electricity Co.	30,904	155,905
*	Saudi Ground Services Co.	22,744	169,693
	Saudi Industrial Investment Group	28,852	155,994
	Saudi Industrial Services Co.	7,176	54,308
*	Saudi Investment Bank (The)	4,280	18,364
*	Saudi Kayan Petrochemical Co.	154,163	389,903
*	Saudi Marketing Co.	3,758	27,055
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,308	28,843
*	Saudi Printing & Packaging Co.	10,200	58,000
*	Saudi Public Transport Co.	14,061	56,158
*	Saudi Re for Cooperative Reinsurance Co.	15,428	43,548
*	Saudi Real Estate Co.	12,843	49,928

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Research & Marketing Group	7,364	$134,245
	Saudi Telecom Co.	33,301	884,675
	Saudia Dairy & Foodstuff Co.	2,628	118,875
	Savola Group (The)	25,647	313,127
*	Seera Group Holding	73,973	329,249
	Southern Province Cement Co.	14,557	260,704
*	Tabuk Cement Co.	14,840	57,322
*	Takween Advanced Industries Co.	12,357	36,124
	Umm Al-Qura Cement Co.	7,951	53,325
	United Electronics Co.	6,189	126,064
	United International Transportation Co.	10,552	95,329
	United Wire Factories Co.	2,390	19,080
	Yamama Cement Co.	36,465	243,178
	Yanbu Cement Co.	18,571	163,664
	Yanbu National Petrochemical Co.	6,920	105,945
*	Zamil Industrial Investment Co.	10,654	58,060

TOTAL SAUDI ARABIA			18,745,581

SINGAPORE — (0.6%)
	Accordia Golf Trust	312,200	3,276
	AEM Holdings, Ltd.	49,200	121,784
	Amara Holdings, Ltd.	25,000	6,311
	Aspial Corp., Ltd.	58,100	5,570
	Avarga, Ltd.	64,000	11,059
*	Banyan Tree Holdings, Ltd.	203,300	35,729
	Best World International, Ltd.	114,600	21,209
*	Bonvests Holdings, Ltd.	22,000	13,590
	Boustead Projects, Ltd.	15,189	8,201
	Bukit Sembawang Estates, Ltd.	46,200	120,708
	Bund Center Investment, Ltd.	64,750	24,840
	CapitaLand, Ltd.	152,500	286,972
	Centurion Corp., Ltd.	57,200	13,390
	China Aviation Oil Singapore Corp., Ltd.	132,800	89,440
	China Sunsine Chemical Holdings, Ltd.	230,000	66,530
	Chip Eng Seng Corp., Ltd.	165,700	52,202
	City Developments, Ltd.	74,700	346,897
	Civmec, Ltd.	16,000	4,660
	ComfortDelGro Corp., Ltd.	434,000	429,253
*	COSCO Shipping International Singapore Co., Ltd.	139,800	18,750
	CSE Global, Ltd.	83,500	26,713
	Dairy Farm International Holdings, Ltd.	39,800	149,920
	DBS Group Holdings, Ltd.	118,752	1,768,912
	Del Monte Pacific, Ltd.	179,159	16,408
	Delfi, Ltd.	21,900	10,271
*	Ezion Holdings, Ltd.	1,747,154	10,361
#*	Ezra Holdings, Ltd.	767,465	1,157
	Far East Orchard, Ltd.	55,776	40,021
	First Resources, Ltd.	228,800	202,966
	Food Empire Holdings, Ltd.	131,300	55,843
	Fragrance Group, Ltd.	206,000	17,079
	Frasers Property, Ltd.	110,100	87,845
	Frencken Group, Ltd.	147,500	102,179
*	Gallant Venture, Ltd.	282,900	25,902
	Genting Singapore, Ltd.	490,000	231,386
*	Geo Energy Resources, Ltd.	267,800	19,996
	GL, Ltd.	168,800	60,609
	Golden Agri-Resources, Ltd.	2,558,100	264,455
*	Golden Energy & Resources, Ltd.	117,900	13,084
	Great Eastern Holdings, Ltd.	5,600	72,942

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	GuocoLand, Ltd.	129,766	$138,897
*	Halcyon Agri Corp., Ltd.	115,356	20,709
	Hiap Hoe, Ltd.	39,000	17,571
	Hi-P International, Ltd.	80,800	71,511
	Ho Bee Land, Ltd.	79,100	134,842
	Hong Fok Corp., Ltd.	141,220	66,171
	Hong Leong Asia, Ltd.	128,500	44,335
	Hong Leong Finance, Ltd.	26,800	44,160
	Hongkong Land Holdings, Ltd.	139,200	511,025
	Hotel Grand Central, Ltd.	41,908	28,409
	Hutchison Port Holdings Trust	2,061,300	299,128
*	Hyflux, Ltd.	291,500	3,826
	iFAST Corp., Ltd.	57,100	154,277
*	Indofood Agri Resources, Ltd.	175,000	36,472
	Japfa, Ltd.	286,440	135,317
	Jardine Cycle & Carriage, Ltd.	14,955	194,537
	Keppel Corp., Ltd.	213,800	687,038
	Keppel Infrastructure Trust	707,615	282,790
	KSH Holdings, Ltd.	66,000	14,962
	Lian Beng Group, Ltd.	154,500	44,594
	Low Keng Huat Singapore, Ltd.	66,000	18,935
*	Mandarin Oriental International, Ltd.	21,800	39,861
*	Midas Holdings, Ltd.	550,500	14,509
*	mm2 Asia, Ltd.	135,400	17,181
	NetLink NBN Trust.	64,200	45,184
*	Oceanus Group, Ltd.	2,196,800	11,240
	Olam International, Ltd.	113,200	106,196
	OUE, Ltd.	151,300	124,050
	Oversea-Chinese Banking Corp., Ltd.	148,842	918,020
	Oxley Holdings, Ltd.	437,928	67,378
	Pan-United Corp., Ltd.	53,750	10,635
	Q&M Dental Group Singapore, Ltd.	94,100	31,692
	QAF, Ltd.	23,707	15,115
*	Raffles Education Corp., Ltd.	143,481	13,629
	Raffles Medical Group, Ltd.	1,411	796
	Riverstone Holdings, Ltd.	82,600	230,114
	SATS, Ltd.	142,070	309,831
	SBS Transit, Ltd.	22,300	46,549
	Sembcorp Industries, Ltd.	627,100	725,841
*	Sembcorp Marine, Ltd.	3,604,088	316,892
	Sheng Siong Group, Ltd.	234,900	287,109
	SIA Engineering Co., Ltd.	7,200	8,594
	SIIC Environment Holdings, Ltd.	409,000	54,186
	Sinarmas Land, Ltd.	520,200	63,136
	Sing Holdings, Ltd.	16,000	4,279
	Singapore Airlines, Ltd.	544,250	1,350,619
	Singapore Exchange, Ltd.	122,300	775,669
	Singapore Post, Ltd.	314,500	153,337
	Singapore Technologies Engineering, Ltd.	169,400	433,040
	Singapore Telecommunications, Ltd.	582,300	865,602
	Singapore Telecommunications, Ltd.	40,000	59,795
	Stamford Land Corp., Ltd.	150,000	32,444
	StarHub, Ltd.	209,100	179,096
	Sunningdale Tech, Ltd.	88,300	100,400
*	Swiber Holdings, Ltd.	105,749	1,579
	Tai Sin Electric, Ltd.	55,856	12,273
	Tuan Sing Holdings, Ltd.	239,675	50,939
	UMS Holdings, Ltd.	195,000	134,306
	United Industrial Corp., Ltd.	80,613	128,703

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank, Ltd.	106,092	$1,474,090
	UOB-Kay Hian Holdings, Ltd.	82,657	79,979
	UOL Group, Ltd.	142,255	648,426
	Valuetronics Holdings, Ltd.	309,480	126,843
	Venture Corp., Ltd.	91,400	1,288,444
	Vicom, Ltd.	18,400	27,110
	Wee Hur Holdings, Ltd.	112,500	16,222
	Wilmar International, Ltd.	23,000	68,093
	Wing Tai Holdings, Ltd.	211,800	277,584

TOTAL SINGAPORE			19,554,536

SOUTH AFRICA — (1.5%)
	Absa Group, Ltd.	216,901	1,165,948
	Adcock Ingram Holdings, Ltd.	28,223	70,186
*	Adcorp Holdings, Ltd.	30,200	6,728
	Advtech, Ltd.	247,479	123,617
	AECI, Ltd.	68,185	319,616
	African Oxygen, Ltd.	57,335	84,848
	African Rainbow Minerals, Ltd.	56,227	790,871
	Afrimat, Ltd.	19,640	45,914
	Alexander Forbes Group Holdings, Ltd.	384,692	79,791
	Allied Electronics Corp., Ltd., Class A	61,028	100,264
	Alviva Holdings, Ltd.	57,884	24,653
	Anglo American Platinum, Ltd.	10,754	712,075
	AngloGold Ashanti, Ltd.	36,658	844,800
	AngloGold Ashanti, Ltd., Sponsored ADR	49,266	1,140,015
*	Aspen Pharmacare Holdings, Ltd.	69,119	450,105
	Astral Foods, Ltd.	24,678	175,010
	AVI, Ltd.	146,804	664,902
	Balwin Properties, Ltd.	30,346	8,162
	Barloworld, Ltd.	113,993	400,509
	Bid Corp., Ltd.	63,249	870,801
	Bidvest Group, Ltd. (The)	71,014	583,947
*	Capitec Bank Holdings, Ltd.	15,164	1,065,720
	Cashbuild, Ltd.	13,762	186,204
	Caxton and CTP Publishers and Printers, Ltd.	6,415	1,932
	City Lodge Hotels, Ltd.	256,396	39,725
	Clicks Group, Ltd.	69,704	1,008,157
	Coronation Fund Managers, Ltd.	81,420	188,484
	Curro Holdings, Ltd.	41,356	25,412
*	DataTec, Ltd.	144,442	195,881
	Discovery, Ltd.	105,104	694,833
	Distell Group Holdings, Ltd.	14,489	72,467
	DRDGOLD, Ltd.	19,497	21,565
	Exxaro Resources, Ltd.	84,244	568,319
	Famous Brands, Ltd.	27,746	73,586
	FirstRand, Ltd.	570,026	1,323,216
	Foschini Group, Ltd. (The)	148,634	791,505
	Gold Fields, Ltd., Sponsored ADR	489,188	5,346,825
*	Grindrod Shipping Holdings, Ltd.	5,985	22,152
	Grindrod, Ltd.	239,421	55,215
*	Harmony Gold Mining Co., Ltd.	14,209	70,764
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	980,444
	Hudaco Industries, Ltd.	19,536	94,948
	Impala Platinum Holdings, Ltd.	237,506	2,113,880
	Imperial Logistics, Ltd.	86,598	183,641
	Investec, Ltd.	48,449	89,208
	Italtile, Ltd.	90,429	72,291
	JSE, Ltd.	29,744	198,463

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	KAP Industrial Holdings, Ltd.	822,506	$117,110
	Kumba Iron Ore, Ltd.	23,130	686,716
	Lewis Group, Ltd.	58,479	57,199
	Liberty Holdings, Ltd.	87,314	288,963
	Life Healthcare Group Holdings, Ltd.	733,505	733,415
*	Long4Life, Ltd.	65,322	10,836
*	Massmart Holdings, Ltd.	55,696	113,118
	Merafe Resources, Ltd.	762,601	21,663
*	Metair Investments, Ltd.	98,252	99,612
	MiX Telematics, Ltd., Sponsored ADR	7,590	64,743
	Momentum Metropolitan Holdings	572,855	458,293
	Motus Holdings, Ltd.	36,426	93,778
	Mpact, Ltd.	81,828	52,144
	Mr. Price Group, Ltd.	67,867	513,412
	MTN Group, Ltd.	547,162	1,953,648
	MultiChoice Group, Ltd.	122,351	1,009,014
*	Murray & Roberts Holdings, Ltd.	139,738	69,906
*	Nampak, Ltd.	283,257	14,884
	Nedbank Group, Ltd.	137,307	812,253
	NEPI Rockcastle P.L.C.	63,413	224,876
	Netcare, Ltd.	549,996	435,297
*	Ninety One, Ltd.	24,224	63,774
*	Northam Platinum, Ltd.	122,047	1,172,619
	Oceana Group, Ltd.	38,491	140,674
	Old Mutual, Ltd.	258,830	150,143
	Old Mutual, Ltd.	1,048,747	602,794
*	Omnia Holdings, Ltd.	64,120	150,132
	Pick n Pay Stores, Ltd.	137,682	433,595
*	PPC, Ltd.	620,481	20,322
	PSG Group, Ltd.	40,958	132,368
	PSG Konsult, Ltd.	27,570	13,362
	Raubex Group, Ltd.	82,409	101,258
	RCL Foods, Ltd.	37,465	16,991
	Reunert, Ltd.	107,766	222,258
	RFG Holdings, Ltd.	33,536	26,131
*	Royal Bafokeng Platinum, Ltd.	28,659	103,343
	Sanlam, Ltd.	193,498	564,416
	Santam, Ltd.	18,782	283,339
*	Sappi, Ltd.	339,247	484,057
*	Sasol, Ltd.	6,235	32,561
*	Sasol, Ltd., Sponsored ADR	83,230	437,790
	Shoprite Holdings, Ltd.	123,099	975,285
	Sibanye Stillwater, Ltd.	822,803	2,426,215
	Sibanye Stillwater, Ltd., ADR	49,830	591,483
	SPAR Group, Ltd. (The)	73,122	775,173
	Spur Corp., Ltd.	23,750	23,429
	Standard Bank Group, Ltd.	263,436	1,722,579
*	Steinhoff International Holdings NV	314,204	16,677
*	Sun International, Ltd.	141,908	117,831
*	Super Group, Ltd.	233,589	261,944
	Telkom SA SOC, Ltd.	165,048	259,705
	Tiger Brands, Ltd.	48,158	597,356
*	Tongaat Hulett, Ltd.	44,147	16,330
	Transaction Capital, Ltd.	185,160	226,124
	Trencor, Ltd.	88,428	22,428
	Truworths International, Ltd.	181,119	349,384
	Tsogo Sun Gaming, Ltd.	230,510	49,321
	Vodacom Group, Ltd.	114,626	863,819
	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	152,905
	Woolworths Holdings, Ltd.	344,532	740,006

TOTAL SOUTH AFRICA			47,318,400

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (4.2%)
	ABOV Semiconductor Co., Ltd.	3,017	$25,283
*	Abpro Bio Co., Ltd.	33,350	23,980
*	ADTechnology Co., Ltd.	2,279	47,227
	Advanced Nano Products Co., Ltd.	930	22,985
	Advanced Process Systems Corp.	4,264	79,399
	AfreecaTV Co., Ltd.	2,962	157,053
*	Agabang&Company	9,906	22,300
	AK Holdings, Inc.	2,163	32,811
	Amorepacific Corp.	1,320	185,441
	AMOREPACIFIC Group	1,754	67,848
*	Ananti, Inc.	2,017	14,916
*	Apact Co., Ltd.	2,318	12,779
*	APS Holdings Corp.	6,201	37,605
	Asia Cement Co., Ltd.	960	47,138
	ASIA Holdings Co., Ltd.	567	39,433
	Asia Paper Manufacturing Co., Ltd.	2,188	59,694
	Austem Co., Ltd.	8,124	20,425
	Autech Corp.	5,453	60,327
	Baiksan Co., Ltd.	6,645	26,448
*	Barun Electronics Co., Ltd.	326	1,126
	Bcworld Pharm Co., Ltd.	1,008	16,840
	BGF retail Co., Ltd.	2,200	228,775
*	BH Co., Ltd.	8,461	153,310
	Binggrae Co., Ltd.	1,244	61,150
	BioSmart Co., Ltd.	2,999	26,371
	BNK Financial Group, Inc.	77,870	380,398
	Boditech Med, Inc.	4,164	117,084
	Bookook Securities Co., Ltd.	1,282	23,805
	Boryung Pharmaceutical Co., Ltd.	6,452	80,199
	Bubang Co., Ltd.	10,013	21,285
	Bukwang Pharmaceutical Co., Ltd.	1,767	36,407
*	Byucksan Corp.	23,697	38,274
*	CammSys Corp.	14,666	35,612
*	Capro Corp.	15,677	42,265
	Caregen Co., Ltd.	323	17,147
*	Celltrion Pharm, Inc.	580	56,104
*	Celltrion, Inc.	3,181	679,219
	Changhae Ethanol Co., Ltd.	2,313	25,592
	Cheil Worldwide, Inc.	10,687	197,778
	Chemtronics Co., Ltd.	2,970	47,419
*	ChinHung International, Inc.	4,637	9,201
	Chong Kun Dang Pharmaceutical Corp.	1,950	263,627
	Chongkundang Holdings Corp.	956	82,324
	Chungdahm Learning, Inc.	2,571	46,659
*	CJ CGV Co., Ltd.	7,466	133,364
	CJ CheilJedang Corp.	2,122	678,651
	CJ Corp.	8,243	554,216
	CJ ENM Co., Ltd.	4,829	564,215
	CJ Freshway Corp.	1,946	27,945
*	CJ Logistics Corp.	1,786	252,068
	Clean & Science Co., Ltd.	1,813	49,502
	Cosmax, Inc.	1,272	118,476
*	COSON Co., Ltd.	3,351	15,539
	Coway Co., Ltd.	8,615	527,518
	COWELL FASHION Co., Ltd.	10,296	52,664

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Crown Confectionery Co., Ltd.	733	$5,338
	CROWNHAITAI Holdings Co., Ltd.	6,390	50,034
	CS Wind Corp.	538	47,539
	Cuckoo Holdings Co., Ltd.	280	22,618
	Cuckoo Homesys Co., Ltd.	2,354	80,809
	Dae Hyun Co., Ltd.	11,980	19,136
	Dae Won Chemical Co., Ltd.	6,000	7,706
	Dae Won Kang Up Co., Ltd.	13,591	48,519
*	Daehan New Pharm Co., Ltd.	2,481	25,418
*	Dae-Il Corp.	2,747	3,382
	Daelim B&Co Co., Ltd.	2,393	11,573
	Daelim Industrial Co., Ltd.	9,207	636,341
	Daesang Corp.	9,659	205,418
	Daesang Holdings Co., Ltd.	7,797	66,055
*	Daewon Cable Co., Ltd.	7,277	6,088
*	Daewon Media Co., Ltd.	2,936	16,799
	Daewon Pharmaceutical Co., Ltd.	3,829	60,381
*	Daewoo Engineering & Construction Co., Ltd.	59,880	159,332
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	326,124
	Daewoong Co., Ltd.	2,794	58,279
	Daewoong Pharmaceutical Co., Ltd.	173	13,960
	Daihan Pharmaceutical Co., Ltd.	2,757	71,074
	Daishin Securities Co., Ltd.	16,973	202,046
	Danawa Co., Ltd.	1,579	41,719
*	Dasan Networks, Inc.	1,978	17,907
	Dawonsys Co., Ltd.	1,073	19,941
	DB Financial Investment Co., Ltd.	13,364	45,556
	DB HiTek Co., Ltd.	20,993	596,041
	DB Insurance Co., Ltd.	30,976	1,211,041
*	Dentium Co., Ltd.	1,909	63,055
*	Deutsch Motors, Inc.	10,784	53,336
	DGB Financial Group, Inc.	68,696	377,243
	DHP Korea Co., Ltd.	2,180	14,506
	DI Dong Il Corp.	781	57,809
	Digital Daesung Co., Ltd.	3,145	18,964
*	DIO Corp.	774	20,061
	Dohwa Engineering Co., Ltd.	2,151	13,916
	Dong-A Socio Holdings Co., Ltd.	701	65,830
	Dong-A ST Co., Ltd.	935	69,335
	Dong-Ah Geological Engineering Co., Ltd.	5,490	70,158
*	Dongbang Transport Logistics Co., Ltd.	10,932	18,421
	Dongjin Semichem Co., Ltd.	14,691	356,510
	DongKook Pharmaceutical Co., Ltd.	3,955	84,616
	Dongkuk Industries Co., Ltd.	16,033	47,577
*	Dongkuk Steel Mill Co., Ltd.	28,589	153,361
	Dongsuh Cos., Inc.	897	22,886
	Dongsung Chemical Co., Ltd.	1,451	19,873
	DONGSUNG Corp.	8,113	28,746
	Dongwha Pharm Co., Ltd.	6,113	97,200
	Dongwon F&B Co., Ltd.	458	65,310
	Dongwon Industries Co., Ltd.	960	171,351
	Dongwon Systems Corp.	803	16,140
	Doosan Bobcat, Inc.	9,805	250,560
	Doosan Co., Ltd.	2,554	105,610
*	Doosan Fuel Cell Co., Ltd.	8,541	316,541
*	Doosan Heavy Industries & Construction Co., Ltd.	62,793	764,116
#*	Doosan Infracore Co., Ltd.	88,899	657,756
*	Doosan Solus Co., Ltd.	4,708	132,643
	DoubleUGames Co., Ltd.	3,372	184,088

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Douzone Bizon Co., Ltd.	6,519	$574,754
	DRB Holding Co., Ltd.	4,715	25,971
	DTR Automotive Corp.	1,624	31,659
*	Duk San Neolux Co., Ltd.	1,045	27,461
	DY Corp.	3,478	12,349
	e Tec E&C, Ltd.	1,035	96,778
	Eagon Industrial, Ltd.	2,793	19,910
*	Easy Bio, Inc.	789	53,439
	Easy Holdings Co., Ltd.	19,206	65,903
	Ecopro Co., Ltd.	4,759	180,680
	e-Credible Co., Ltd.	1,366	29,031
	E-MART, Inc.	5,440	684,884
*	EM-Tech Co., Ltd.	2,896	26,753
	ENF Technology Co., Ltd.	5,534	191,799
	Eo Technics Co., Ltd.	572	44,632
	Estechpharma Co., Ltd.	1,289	11,910
	Eugene Investment & Securities Co., Ltd.	30,725	97,414
	Eugene Technology Co., Ltd.	1,778	42,663
*	Eusu Holdings Co., Ltd.	5,858	27,554
	F&F Co., Ltd.	2,079	167,867
	Farmsco	6,877	28,054
	FarmStory Co., Ltd.	27,766	26,676
*	Feelux Co., Ltd.	2,399	6,341
	Fila Holdings Corp.	19,444	663,464
	Fine Semitech Corp.	5,871	104,186
	Gabia, Inc.	4,066	47,751
*	Gamevil, Inc.	729	19,518
	Gaon Cable Co., Ltd.	1,340	24,229
*	Gigalane Co., Ltd.	5,905	9,263
	GMB Korea Corp.	5,922	37,250
*	GNCO Co., Ltd.	4,594	4,455
	GOLFZON Co., Ltd.	1,146	72,089
	Green Cross Holdings Corp.	3,869	76,978
	GS Engineering & Construction Corp.	29,104	690,559
	GS Holdings Corp.	37,024	1,082,150
	GS Retail Co., Ltd.	6,668	189,351
	Gwangju Shinsegae Co., Ltd.	211	28,696
*	GY Commerce Co., Ltd.	4,617	1,717
	HAESUNG DS Co., Ltd.	3,148	48,362
	Haimarrow Food Service Co., Ltd.	7,857	20,722
	Haitai Confectionery & Foods Co., Ltd.	2,877	21,047
	Halla Holdings Corp.	4,259	119,481
	Han Kuk Carbon Co., Ltd.	7,973	67,557
	Hana Financial Group, Inc.	47,281	1,277,170
	Hana Micron, Inc.	9,004	58,178
	Hana Tour Service, Inc.	2,147	73,705
*	Hanall Biopharma Co., Ltd.	1,459	35,904
*	Hancom, Inc.	5,157	78,376
	Handok, Inc.	2,285	60,538
	Handsome Co., Ltd.	5,040	124,611
	Hanil Holdings Co., Ltd.	777	30,896
	Hanjin Kal Corp.	460	30,282
	Hanjin Transportation Co., Ltd.	5,392	225,088
	Hankook Shell Oil Co., Ltd.	303	64,068
	Hankook Tire & Technology Co., Ltd.	27,900	781,597
	Hanmi Pharm Co., Ltd.	389	90,502
	Hanmi Science Co., Ltd.	437	20,625
	HanmiGlobal Co., Ltd.	2,183	16,649
	Hanon Systems	20,050	198,819

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hansae Co., Ltd.	1,440	$22,598
	Hansae Yes24 Holdings Co., Ltd.	4,846	24,489
	Hanshin Construction.	4,668	54,681
	Hanshin Machinery Co.	5,751	7,870
	Hansol Chemical Co., Ltd.	2,613	325,989
*	Hansol Holdings Co., Ltd.	18,533	54,649
	Hansol Paper Co., Ltd.	11,893	143,508
*	Hansol Technics Co., Ltd.	11,263	85,930
	Hanssem Co., Ltd.	1,642	137,281
*	Hanwha Aerospace Co., Ltd.	13,618	304,173
	Hanwha Corp.	17,230	367,450
*	Hanwha General Insurance Co., Ltd.	39,216	97,036
*	Hanwha Investment & Securities Co., Ltd.	53,696	82,274
	Hanwha Life Insurance Co., Ltd.	104,268	142,153
	Hanwha Solutions Corp.	38,826	1,509,230
	Hanyang Eng Co., Ltd.	5,129	49,813
*	Harim Co., Ltd.	9,249	21,083
	Harim Holdings Co., Ltd.	6,414	36,851
	HB Technology Co., Ltd.	8,492	13,613
	HDC Holdings Co., Ltd.	15,758	139,359
	HDC Hyundai Engineering Plastics Co., Ltd.	4,140	21,202
*	Heung-A Shipping Co., Ltd.	46,930	4,001
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	63,692
	High Tech Pharm Co., Ltd.	1,557	16,088
	Hite Jinro Co., Ltd.	5,237	155,511
	Hitejinro Holdings Co., Ltd.	2,515	32,533
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	31,009
*	HLB, Inc.	1,355	111,090
*	Homecast Co., Ltd.	5,594	14,688
	Hotel Shilla Co., Ltd.	9,154	603,428
	HS Industries Co., Ltd.	24,285	152,078
	HS R&A Co., Ltd.	23,290	40,109
	Huchems Fine Chemical Corp.	10,363	210,070
*	Hugel, Inc.	243	45,258
	Humedix Co., Ltd.	667	12,796
	Huons Co., Ltd.	2,213	109,406
	Huons Global Co., Ltd.	1,810	45,143
	Huvis Corp.	6,198	43,915
	Hwail Pharm Co., Ltd.	2,876	25,894
	Hwaseung Enterprise Co., Ltd.	2,081	23,988
*	Hyosung Advanced Materials Corp.	1,295	153,815
	Hyosung Chemical Corp.	922	103,304
	Hyosung Corp.	3,201	209,937
	Hyosung TNC Co., Ltd.	1,251	158,884
	Hyundai Bioland Co., Ltd.	1,881	37,099
*	Hyundai Bioscience Co., Ltd.	1,683	16,416
*	Hyundai Construction Equipment Co., Ltd.	4,756	105,216
	Hyundai Corp.	2,255	27,583
	Hyundai Department Store Co., Ltd.	4,534	238,129
*	Hyundai Electric & Energy System Co., Ltd.	9,398	125,133
	Hyundai Elevator Co., Ltd.	4,241	139,826
	Hyundai Engineering & Construction Co., Ltd.	12,697	346,134
	Hyundai Glovis Co., Ltd.	5,345	794,350
	Hyundai Greenfood Co., Ltd.	23,883	153,619
	Hyundai Heavy Industries Holdings Co., Ltd.	1,682	320,088
	Hyundai Livart Furniture Co., Ltd.	5,239	71,402
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	813,815
	Hyundai Motor Co.	13,609	1,992,031
	Hyundai Motor Securities Co., Ltd.	9,464	89,978

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Rotem Co., Ltd.	3,655	$48,297
	Hyundai Steel Co.	22,674	582,924
	Hyundai Wia Corp.	6,476	240,487
	HyVision System, Inc.	3,080	29,699
*	iA, Inc.	22,640	10,133
	ICD Co., Ltd.	2,248	28,595
*	IHQ, Inc.	28,719	34,272
*	Il Dong Pharmaceutical Co., Ltd.	3,284	50,092
*	Iljin Electric Co., Ltd.	5,010	11,981
	Iljin Holdings Co., Ltd.	9,856	41,864
	Ilyang Pharmaceutical Co., Ltd.	644	40,730
	iMarketKorea, Inc.	5,580	42,011
	InBody Co., Ltd.	3,074	41,442
	Industrial Bank of Korea	53,684	389,779
	Innocean Worldwide, Inc.	1,400	73,015
*	Innox Advanced Materials Co., Ltd.	1,319	51,751
*	Insun ENT Co., Ltd.	6,974	56,163
	Interojo Co., Ltd.	2,055	36,713
	Interpark Corp.	23,008	43,294
	INZI Display Co., Ltd.	6,794	21,364
	IS Dongseo Co., Ltd.	8,079	272,944
	ISC Co., Ltd.	1,275	20,294
	i-SENS, Inc.	2,574	62,167
	IsuPetasys Co., Ltd.	3,544	11,927
*	Jahwa Electronics Co., Ltd.	3,600	44,180
	JB Financial Group Co., Ltd.	74,744	337,686
*	JC Hyun System, Inc.	3,025	20,591
*	Jeju Semiconductor Corp.	2,916	9,087
*	Jejuair Co., Ltd.	4,846	55,492
	Jinsung T.E.C.	6,911	61,042
	JLS Co., Ltd.	3,439	18,972
	Jusung Engineering Co., Ltd.	8,453	52,154
	JW Life Science Corp.	2,832	45,109
	JYP Entertainment Corp.	7,188	196,046
	Kangwon Land, Inc.	8,480	158,232
	KAON Media Co., Ltd.	5,253	26,983
	KB Financial Group, Inc.	23,437	838,336
	KB Financial Group, Inc., ADR	12,984	463,918
	KC Green Holdings Co., Ltd.	5,380	19,729
	KC Tech Co., Ltd.	4,198	82,900
	KCC Engineering & Construction Co., Ltd.	3,969	24,761
	KEPCO Plant Service & Engineering Co., Ltd.	2,501	60,771
*	KEYEAST Co., Ltd.	4,075	38,524
	Kginicis Co., Ltd.	7,157	119,613
	Kia Motors Corp.	21,063	944,657
	KINX, Inc.	628	45,324
	KISWIRE, Ltd.	3,301	40,366
*	Kiwi Media Group Co., Ltd.	40,032	992
	KIWOOM Securities Co., Ltd.	3,976	363,706
	KMH Co., Ltd.	3,637	78,080
#*	KMW Co., Ltd.	3,893	215,790
	Koentec Co., Ltd.	6,483	48,457
	Koh Young Technology, Inc.	655	46,095
	Kolmar BNH Co., Ltd.	2,817	129,609
	Kolmar Korea Holdings Co., Ltd.	2,909	61,086
	Kolon Global Corp.	2,357	36,701
	Kolon Industries, Inc.	6,395	201,249
	Kolon Plastic, Inc.	3,939	13,317
	KoMiCo, Ltd.	1,777	57,783

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Aerospace Industries, Ltd.	5,693	$110,239
	Korea Asset In Trust Co., Ltd.	27,927	91,084
	Korea Autoglass Corp.	5,301	66,009
*	Korea Circuit Co., Ltd.	4,621	51,719
*	Korea Electric Power Corp., Sponsored ADR	14,609	126,222
*	Korea Electric Power Corp.	4,467	78,795
	Korea Electric Terminal Co., Ltd.	2,571	104,705
	Korea Gas Corp.	4,518	109,278
*	Korea Information & Communications Co., Ltd.	4,831	35,553
	Korea Investment Holdings Co., Ltd.	13,153	803,411
*	Korea Line Corp.	85,770	121,233
	Korea Petrochemical Ind Co., Ltd.	2,039	350,526
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	133,173
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,275	437,555
	Korea United Pharm, Inc.	935	39,622
	Korea Zinc Co., Ltd.	699	236,407
*	Korean Air Lines Co., Ltd.	66,206	1,175,576
	Korean Reinsurance Co.	38,045	249,558
	Kortek Corp.	1,460	10,355
	KSS LINE, Ltd.	8,759	72,007
	KT Corp., Sponsored ADR	10,532	101,318
	KT Skylife Co., Ltd.	14,519	121,922
	KT&G Corp.	8,456	603,793
	KTB Investment & Securities Co., Ltd.	20,557	46,387
	Kukdo Chemical Co., Ltd.	1,090	41,520
	Kumho Petrochemical Co., Ltd.	8,110	959,316
*	Kumho Tire Co., Inc.	29,214	91,793
	Kumkang Kind Co., Ltd.	7,285	27,645
	Kwang Dong Pharmaceutical Co., Ltd.	9,744	78,249
	Kyeryong Construction Industrial Co., Ltd.	4,548	82,773
	Kyobo Securities Co., Ltd.	10,286	60,585
	Kyung Dong Navien Co., Ltd.	1,778	83,760
	Kyungbang Co., Ltd.	6,447	61,151
	LB Semicon, Inc.	12,595	102,166
	Leadcorp, Inc. (The)	14,653	88,907
*	Leaders Cosmetics Co., Ltd.	848	2,752
	LEENO Industrial, Inc.	3,102	333,661
*	Leenos Corp.	10,531	9,764
	LG Chem, Ltd.	1,240	676,147
	LG Corp.	15,362	919,862
*	LG Display Co., Ltd., ADR	144,957	908,880
	LG Electronics, Inc.	45,523	3,384,155
	LG Hausys, Ltd.	3,750	219,404
	LG HelloVision Co., Ltd.	17,066	57,412
	LG Household & Health Care, Ltd.	737	977,173
	LG Innotek Co., Ltd.	7,043	954,795
	LG International Corp.	11,639	159,578
	LG Uplus Corp.	93,210	912,486
	LIG Nex1 Co., Ltd.	1,280	31,745
	Lion Chemtech Co., Ltd.	1,399	8,841
*	Lock & Lock Co., Ltd.	3,971	36,596
	Lotte Chemical Corp.	2,827	584,664
	Lotte Chilsung Beverage Co., Ltd.	1,080	82,235
	Lotte Corp.	4,274	107,735
	LOTTE Fine Chemical Co., Ltd.	7,746	332,709
	Lotte Food Co., Ltd.	197	53,097
	LOTTE Himart Co., Ltd.	3,486	94,710
*	Lotte Non-Life Insurance Co., Ltd.	41,650	61,078
	Lotte Shopping Co., Ltd.	3,944	292,075

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Corp.	5,047	$231,200
	LS Electric Co., Ltd.	6,112	268,377
*	Lumens Co., Ltd.	22,437	32,872
*	LVMC Holdings	22,148	59,780
	Macquarie Korea Infrastructure Fund	37,447	363,786
	Maeil Holdings Co., Ltd.	4,128	28,954
	Mando Corp.	16,984	539,830
	Mcnex Co., Ltd.	6,556	192,318
*	ME2ON Co., Ltd.	8,057	41,190
*	Medipost Co., Ltd.	771	20,383
	Medy-Tox, Inc.	1,220	199,525
	Meerecompany, Inc.	1,150	35,531
	MegaStudyEdu Co., Ltd.	3,356	102,594
	Meritz Financial Group, Inc.	16,897	140,710
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	378,772
	Meritz Securities Co., Ltd.	128,077	373,885
	MiCo, Ltd.	18,529	247,918
	Mirae Asset Daewoo Co., Ltd.	56,044	417,549
	Mirae Asset Life Insurance Co., Ltd.	45,023	150,758
	Miwon Commercial Co., Ltd.	279	24,097
	Miwon Specialty Chemical Co., Ltd.	1,128	99,115
	Modetour Network, Inc.	262	3,219
	Moorim P&P Co., Ltd.	12,956	35,721
	Multicampus Co., Ltd.	752	24,064
	Namhae Chemical Corp.	4,401	30,875
*	Namsun Aluminum Co., Ltd.	3,792	13,296
*	Namuga Co., Ltd.	1,188	20,003
	Nasmedia Co., Ltd.	1,322	36,323
	NAVER Corp.	2,316	592,597
	NCSoft Corp.	1,285	882,903
	NeoPharm Co., Ltd.	1,311	31,349
*Ω	Netmarble Corp.	492	51,114
*	New Power Plasma Co., Ltd.	7,870	45,655
	Nexen Corp.	11,315	40,093
	Nexen Tire Corp.	19,176	88,836
	NH Investment & Securities Co., Ltd.	45,555	385,950
	NHN KCP Corp.	4,623	274,638
	NICE Holdings Co., Ltd.	8,074	128,673
	Nice Information & Telecommunication, Inc.	2,812	57,685
	NICE Information Service Co., Ltd.	12,936	222,733
	NICE Total Cash Management Co., Ltd.	5,591	28,428
*	NK Co., Ltd.	11,386	10,193
	Nong Shim Holdings Co., Ltd.	919	58,751
	NongShim Co., Ltd.	621	158,055
	Noroo Holdings Co., Ltd.	1,230	9,939
	NPC	3,066	8,058
*	OCI Co., Ltd.	6,671	367,295
	OptoElectronics Solutions Co., Ltd.	2,293	89,329
	OPTRON-TEC, Inc.	11,325	62,082
	Orion Corp.	628	60,155
	Orion Holdings Corp.	9,992	109,563
*	Osstem Implant Co., Ltd.	4,830	166,110
	Ottogi Corp.	75	35,160
	Paik Kwang Industrial Co., Ltd.	13,521	36,712
*	Pan Ocean Co., Ltd.	46,097	146,770
	Paradise Co., Ltd.	7,876	88,890
	Partron Co., Ltd.	18,711	161,075
*	Pearl Abyss Corp.	1,507	268,012
*	Pharmicell Co., Ltd.	2,963	46,272

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	PI Advanced Materials Co., Ltd.	4,450	$113,370
*	PNE Solution Co., Ltd.	2,025	32,153
	Poongsan Corp.	7,772	169,056
	POSCO, Sponsored ADR	33,942	1,571,854
	POSCO	1,578	291,305
	POSCO Chemical Co., Ltd.	1,445	94,991
	Posco ICT Co., Ltd.	7,848	46,474
	Posco International Corp.	22,451	265,163
	Power Logics Co., Ltd.	17,904	125,301
	Protec Co., Ltd.	1,581	37,524
	PSK, Inc.	4,173	114,871
	Pulmuone Co., Ltd.	8,790	121,580
*	Redrover Co., Ltd.	12,814	1,292
	RFHIC Corp.	910	27,984
*	RFTech Co., Ltd.	6,617	58,528
	S&S Tech Corp.	4,200	125,784
	S&T Motiv Co., Ltd.	3,323	148,521
	S-1 Corp.	4,010	288,197
	Sajo Industries Co., Ltd.	712	17,841
	Sajodaerim Corp.	851	10,118
*	Sajodongaone Co., Ltd.	16,592	12,047
*	SAM KANG M&T Co., Ltd.	2,334	31,348
	Sam Kwang Glass Co., Ltd.	1,638	55,015
*	Sambo Motors Co., Ltd.	6,699	37,957
	Samchully Co., Ltd.	408	27,472
	Samick THK Co., Ltd.	1,844	16,618
	Samji Electronics Co., Ltd.	5,213	50,562
	Samjin Pharmaceutical Co., Ltd.	3,278	74,814
*	Samkee Corp.	10,140	27,349
	SAMPYO Cement Co., Ltd.	10,906	32,682
*Ω	Samsung Biologics Co., Ltd.	81	48,948
	Samsung Card Co., Ltd.	6,396	165,992
	Samsung Electro-Mechanics Co., Ltd.	10,373	1,232,915
	Samsung Electronics Co., Ltd., GDR	9,769	12,324,280
	Samsung Electronics Co., Ltd.	504,791	25,373,626
*	Samsung Engineering Co., Ltd.	36,533	382,003
	Samsung Fire & Marine Insurance Co., Ltd.	11,324	1,790,505
*	Samsung Heavy Industries Co., Ltd.	79,524	357,458
	Samsung Life Insurance Co., Ltd.	10,090	564,759
	Samsung SDI Co., Ltd.	883	347,846
	Samsung SDS Co., Ltd.	2,510	374,551
	Samsung Securities Co., Ltd.	20,002	569,763
	SAMT Co., Ltd.	28,477	55,839
	Samwha Capacitor Co., Ltd.	3,281	147,580
	Samyang Corp.	1,441	61,421
	Samyang Foods Co., Ltd.	1,538	131,448
	Sang-A Frontec Co., Ltd.	2,592	91,396
	SaraminHR Co., Ltd.	2,474	51,068
	SAVEZONE I&C Corp.	10,599	25,255
*	S-Connect Co., Ltd.	28,101	52,775
	Seah Besteel Corp.	6,008	50,014
	SeAH Holdings Corp.	341	21,184
	SeAH Steel Corp.	578	41,975
	Seegene, Inc.	2,436	557,870
	Sejong Industrial Co., Ltd.	4,410	33,710
	Sempio Foods Co.	12	463
	S-Energy Co., Ltd.	2,942	19,901
	Seohan Co., Ltd.	45,007	54,562
	Seohee Construction Co., Ltd.	31,634	31,729

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul Semiconductor Co., Ltd.	7,269	$112,476
	Seoyon Co., Ltd.	5,173	41,693
*	Sewon Cellontech Co., Ltd.	8,094	19,359
	SEWOONMEDICAL Co., Ltd.	3,469	10,840
	SFA Engineering Corp.	12,841	414,411
*	SFA Semicon Co., Ltd.	43,839	191,537
	Shindaeyang Paper Co., Ltd.	1,347	60,866
	Shinhan Financial Group Co., Ltd.	29,195	792,118
	Shinhan Financial Group Co., Ltd., ADR	18,630	501,333
	Shinil Electronics Co., Ltd.	17,933	28,391
	Shinsegae Engineering & Construction Co., Ltd.	1,204	23,268
	Shinsegae Food Co., Ltd.	965	44,149
	Shinsegae International, Inc.	219	27,552
	Shinsegae, Inc.	2,932	540,801
*	Shinsung E&G Co., Ltd.	17,911	47,379
*	Shinsung Tongsang Co., Ltd.	24,154	40,017
	Shinwha Intertek Corp.	9,715	22,204
*	Signetics Corp.	32,920	20,224
	Silicon Works Co., Ltd.	2,336	94,194
	SIMMTECH Co., Ltd.	11,808	177,264
	SIMPAC, Inc.	6,156	12,347
	SK Chemicals Co., Ltd.	2,745	842,293
	SK D&D Co., Ltd.	694	25,016
	SK Discovery Co., Ltd.	6,508	363,418
	SK Gas, Ltd.	487	45,368
	SK Holdings Co., Ltd.	2,443	397,838
	SK Hynix, Inc.	59,245	4,203,009
	SK Innovation Co., Ltd.	10,608	1,185,692
	SK Materials Co., Ltd.	1,887	371,655
	SK Networks Co., Ltd.	79,651	319,493
	SK Securities Co., Ltd.	156,646	97,065
	SK Telecom Co., Ltd., Sponsored ADR	1,900	40,014
	SK Telecom Co., Ltd.	786	149,048
	SKC Co., Ltd.	2,606	170,062
	SL Corp.	6,248	80,210
*	SM Entertainment Co., Ltd.	683	17,526
	S-Oil Corp.	3,740	180,615
	Songwon Industrial Co., Ltd.	5,192	65,385
*	Soulbrain Co., Ltd.	2,797	535,796
	Soulbrain Holdings Co., Ltd.	3,458	131,835
	SPC Samlip Co., Ltd.	824	46,053
	SPG Co., Ltd.	28	174
	Ssangyong Cement Industrial Co., Ltd.	48,615	238,297
#*	Ssangyong Motor Co.	14,162	54,925
	Suheung Co., Ltd.	1,649	71,610
	Sung Kwang Bend Co., Ltd.	9,457	49,398
	Sungdo Engineering & Construction Co., Ltd.	5,870	20,498
	Sungshin Cement Co., Ltd.	5,696	33,029
	Sungwoo Hitech Co., Ltd.	20,748	65,219
	Sunjin Co., Ltd.	4,399	38,993
*	Synopex, Inc.	20,512	84,221
*	Taewoong Co., Ltd.	4,708	53,812
	Taeyoung Engineering & Construction Co., Ltd.	12,917	114,442
*	Taihan Textile Co., Ltd.	1,266	38,271
	TechWing, Inc.	5,406	83,774
*	Telcon RF Pharmaceutical, Inc.	4,634	24,729
*	Thinkware Systems Corp.	2,319	19,093
*	TK Chemical Corp.	20,345	30,241
	TK Corp.	8,803	46,205

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Tokai Carbon Korea Co., Ltd.	1,830	$149,661
	Tongyang Life Insurance Co., Ltd.	20,755	57,969
	Top Engineering Co., Ltd.	5,140	41,355
	Tovis Co., Ltd.	8,847	47,125
	TS Corp.	1,552	25,372
*	TY Holdings Co., Ltd.	12,453	223,341
	Ubiquoss, Inc.	321	8,618
*	Uni-Chem Co., Ltd.	6,955	8,082
	Unid Co., Ltd.	3,047	116,970
	Union Semiconductor Equipment & Materials Co., Ltd.	5,091	30,172
	UniTest, Inc.	2,869	55,989
	Vieworks Co., Ltd.	772	19,656
*	W Holding Co., Ltd.	24,735	6,799
*	Webzen, Inc.	2,238	63,447
	Wemade Co., Ltd.	618	21,722
	Winix, Inc.	2,902	50,818
	Wins Co., Ltd.	945	13,170
	WiSoL Co., Ltd.	14,909	196,393
*	WONIK CUBE Corp.	8,997	12,867
*	Wonik Holdings Co., Ltd.	17,153	63,861
	Wonik Materials Co., Ltd.	4,076	95,212
*	Woori Financial Group, Inc., Sponsored ADR	593	14,182
	Woori Financial Group, Inc.	88,365	697,695
*	Woori Investment Bank Co., Ltd.	70,522	32,051
*	Wooridul Pharmaceutical, Ltd.	2,161	24,603
	Woorison F&G Co., Ltd.	12,563	21,798
	Woory Industrial Co., Ltd.	1,316	19,407
*	Woosu AMS Co., Ltd.	3,829	26,685
	Y G-1 Co., Ltd.	8,699	38,606
	Yonwoo Co., Ltd.	670	11,067
	Youlchon Chemical Co., Ltd.	2,827	37,966
	Young Poong Corp.	168	71,648
	Youngone Corp.	8,136	204,644
	Youngone Holdings Co., Ltd.	2,822	88,971
*	YoungWoo DSP Co., Ltd.	5,383	7,184
*	Yuanta Securities Korea Co., Ltd.	52,438	125,498
	Yuhan Corp.	4,100	215,763
*	Yungjin Pharmaceutical Co., Ltd.	7,605	47,891
*	Yuyang DNU Co., Ltd.	3,440	1,387

TOTAL SOUTH KOREA			135,009,775

SPAIN — (1.3%)
	Acciona SA	12,258	1,238,506
*	Acerinox SA	62,083	492,831
	ACS Actividades de Construccion y Servicios SA	60,501	1,438,152
*Ω	Aena SME SA	7,298	983,301
	Alantra Partners SA	614	7,850
	Almirall SA	16,311	174,464
	Amadeus IT Group SA	38,582	1,838,284
*	Amper SA	310,784	63,309
*	Applus Services SA	77,383	606,566
	Atresmedia Corp. de Medios de Comunicacion SA	37,599	98,550
*	Azkoyen SA	4,453	21,167
	Banco Bilbao Vizcaya Argentaria SA	273,322	788,576
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	38,831	112,222
	Banco de Sabadell SA	2,230,938	682,686
*	Banco Santander SA	1,141,123	2,285,162
	Banco Santander SA	111,581	215,676
	Bankia SA	360,701	443,727

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
	Bankinter SA	218,108	$819,681
	CaixaBank SA	461,558	842,154
*	Caja de Ahorros del Mediterraneo	4,397	0
Ω	Cellnex Telecom SA	77,765	4,991,810
	Cia de Distribucion Integral Logista Holdings SA	17,660	298,162
	CIE Automotive SA	24,889	487,089
*	Construcciones y Auxiliar de Ferrocarriles SA	7,787	246,705
	Ebro Foods SA	14,150	316,817
*	eDreams ODIGEO SA	21,208	54,888
	Elecnor SA	8,321	84,930
	Enagas SA	94,249	2,034,249
*	Ence Energia y Celulosa SA	71,140	158,901
	Endesa SA	32,657	876,162
	Ercros SA	47,819	99,242
Ω	Euskaltel SA	37,378	355,397
	Faes Farma SA	167,040	629,505
	Ferrovial SA	3,926	85,028
	Fluidra SA	14,819	267,768
	Fomento de Construcciones y Contratas SA	15,987	135,302
Ω	Global Dominion Access SA	50,319	179,012
	Grifols SA	29,198	789,052
	Grupo Catalana Occidente SA	10,643	245,535
	Iberdrola SA	504,602	5,958,127
	Iberpapel Gestion SA	352	6,503
*	Indra Sistemas SA	46,457	278,612
	Industria de Diseno Textil SA	63,563	1,569,327
*	Laboratorios Farmaceuticos Rovi SA	824	29,388
*	Liberbank SA	945,604	253,037
	Mapfre SA	129,494	195,384
*	Mediaset Espana Comunicacion SA	105,629	353,140
*	Melia Hotels International SA	54,024	200,223
	Miquel y Costas & Miquel SA	11,594	158,721
	Naturgy Energy Group SA	66,262	1,231,025
*	Obrascon Huarte Lain SA	51,945	34,935
	Pharma Mar SA	1,175	157,673
*	Promotora de Informaciones SA, Class A	86,935	64,958
	Prosegur Cia de Seguridad SA	106,234	243,335
*	Realia Business SA	69,999	49,786
	Red Electrica Corp. SA	50,175	883,807
	Repsol SA, Sponsored ADR	41,901	264,813
	Repsol SA	203,116	1,275,178
	Sacyr SA	204,827	348,329
	Siemens Gamesa Renewable Energy SA	6,995	198,513
*	Solaria Energia y Medio Ambiente SA	5,790	112,649
*Ω	Talgo SA	4,147	14,757
*	Tecnicas Reunidas SA	3,605	28,909
	Telefonica SA, Sponsored ADR	49,411	164,045
	Telefonica SA	391,452	1,273,406
*	Tubacex SA	35,530	39,310
*Ω	Unicaja Banco SA	137,056	87,760
	Vidrala SA	7,255	692,883
	Viscofan SA	19,692	1,329,466
*	Vocento SA	6,696	4,932
	Zardoya Otis SA	54,312	331,788

TOTAL SPAIN			43,323,137

SWEDEN — (2.2%)
*	AAK AB	10,600	206,299
Ω	AcadeMedia AB	20,224	162,751

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Adapteo Oyj	20,921	$192,159
*	AddLife AB, Class B	14,188	213,205
*	AddNode Group AB	6,360	156,942
	AddTech AB, Class B	62,008	685,255
*	AF Poyry AB	18,573	424,402
*	Alfa Laval AB	48,025	975,474
Ω	Alimak Group AB	8,628	106,147
*	Arise AB	3,191	12,337
	Arjo AB, Class B	48,778	346,743
	Assa Abloy AB, Class B	9,310	199,536
	Atlas Copco AB, Class A	47,532	2,098,117
	Atlas Copco AB, Class B	27,621	1,058,320
	Atrium Ljungberg AB, Class B	9,002	145,428
*Ω	Attendo AB	40,806	186,976
	Avanza Bank Holding AB	35,135	669,192
	Axfood AB	17,831	414,449
	Beijer Alma AB	22,051	287,663
*	Beijer Electronics Group AB	9,700	38,182
	Beijer Ref AB	17,619	487,813
	Bergman & Beving AB	12,025	108,163
	Besqab AB	1,033	14,890
	Betsson AB	70,099	534,120
*	Bilia AB, Class A	61,438	817,223
	BillerudKorsnas AB	63,340	989,439
	BioGaia AB, Class B	6,804	322,867
*	Biotage AB	17,611	293,344
	Boliden AB	101,481	2,767,295
*	Bonava AB, Class B	32,578	253,172
Ω	Bravida Holding AB	17,041	196,482
*	Bufab AB	15,696	233,894
*	Bulten AB	6,216	52,082
*	Byggmax Group AB	31,325	154,799
	Castellum AB	18,860	392,678
	Catena AB	4,067	165,525
*	Clas Ohlson AB, Class B	5,198	45,993
*	Cloetta AB, Class B	81,413	191,355
*	Collector AB	5,084	8,223
*	Concentric AB	20,211	334,880
*Ω	Coor Service Management Holding AB	4,969	31,928
	Corem Property Group AB, Class B	21,057	40,775
	Dios Fastigheter AB	14,899	104,317
*Ω	Dometic Group AB	146,048	1,578,702
*	Doro AB	9,675	45,176
*	Duni AB	11,410	99,868
Ω	Dustin Group AB	29,000	184,430
	Eastnine AB	8,283	101,930
*	Elanders AB, Class B	2,164	19,583
	Electrolux AB, Class B	44,147	995,443
*	Electrolux Professional AB, Class B	44,147	166,424
	Elekta AB, Class B	34,531	403,874
*	Elos Medtech AB	941	8,653
*Ω	Eltel AB	18,432	42,844
*	Enea AB	4,344	77,654
	Epiroc AB, Class A	40,318	602,012
	Epiroc AB, Class B	38,078	545,111
	Essity AB, Class A	1,606	48,640
	Essity AB, Class B	33,197	960,830
*	eWork Group AB	3,724	30,599
	Fabege AB	19,571	247,121

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Fagerhult AB	11,474	$51,877
*	Fastighets AB Balder, Class B	5,700	268,263
	FastPartner AB, Class A	10,334	85,681
*	Fenix Outdoor International AG	789	81,848
*	Fingerprint Cards AB, Class B	15,173	25,591
	Getinge AB, Class B	31,349	613,812
*	Granges AB	44,502	401,415
*	Gunnebo AB	51,592	143,538
*	Haldex AB	20,108	81,960
	Hennes & Mauritz AB, Class B	71,334	1,159,777
*	Hexagon AB, Class B	12,262	898,770
*	Hexpol AB	63,206	556,679
*	HMS Networks AB	1,659	36,336
*Ω	Hoist Finance AB	40,260	143,787
	Holmen AB, Class B	19,680	745,270
	Hufvudstaden AB, Class A	10,117	132,079
*	Humana AB	5,661	33,669
	Husqvarna AB, Class A	15,567	157,395
	Husqvarna AB, Class B	130,453	1,345,179
	ICA Gruppen AB	5,588	264,527
*	Indutrade AB	22,986	1,163,757
#	International Petroleum Corp.	33,561	52,396
	Intrum AB	28,236	690,001
*	Inwido AB	46,993	497,278
*	ITAB Shop Concept AB, Class B	3,537	5,070
	JM AB	31,451	908,301
	Kindred Group P.L.C.	67,551	513,870
	Klovern AB, Class B	27,190	41,431
*	KNOW IT AB	17,201	470,606
	Kungsleden AB	34,306	291,114
	Lagercrantz Group AB, Class B	61,467	378,850
	Lifco AB, Class B	4,216	308,618
	Lindab International AB	34,213	528,165
*	Loomis AB	45,762	1,020,666
	Lundin Energy AB	20,983	401,128
*	Medivir AB, Class B	2,956	4,672
*	Mekonomen AB	19,554	189,624
	Millicom International Cellular SA	17,949	527,148
*	Modern Times Group MTG AB, Class B	16,240	216,293
*	Momentum Group AB, Class B	10,464	143,646
	Mycronic AB	28,090	592,659
*	NCC AB, Class B	2,281	36,353
*	Nederman Holding AB	1,650	22,207
*	Net Insight AB, Class B	64,475	13,277
*	New Wave Group AB, Class B	19,517	88,053
*	Nibe Industrier AB, Class B	2,613	62,918
*	Nobia AB	69,989	421,852
*Ω	Nobina AB	66,772	366,154
*	Nolato AB, Class B	15,102	1,256,125
*	Nordic Entertainment Group AB, Class B	4,305	153,679
*Ω	Nordic Waterproofing Holding A.S.	1,273	17,474
*	OEM International AB, Class B	2,886	87,790
*	Peab AB, Class B	107,724	996,985
	Platzer Fastigheter Holding AB, Class B	3,198	30,639
	Pricer AB, Class B	52,318	156,331
*	Proact IT Group AB	5,753	136,893
*	Qliro AB	4,321	16,267
*	Qliro Group AB	43,215	30,653
	Ratos AB, Class B	97,977	356,963

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	RaySearch Laboratories AB	7,166	$60,662
*	Recipharm AB, Class B	29,946	482,219
Ω	Resurs Holding AB	12,182	55,691
	Rottneros AB	45,215	40,535
*	Saab AB, Class B	17,220	395,038
	Sagax AB, Class B	15,230	239,216
	Samhallsbyggnadsbolaget i Norden AB	217,396	598,305
*	Sandvik AB	84,752	1,510,712
#*	SAS AB	75,106	13,209
*	SAS AB	675,954	74,292
*	Scandi Standard AB	31,872	215,785
*Ω	Scandic Hotels Group AB	29,877	75,791
	Sectra AB, Class B	4,628	281,986
*	Securitas AB, Class B	69,799	985,278
*	Semcon AB	7,689	55,361
*	Sensys Gatso Group AB	132,179	20,250
*Ω	Sinch AB	510	48,416
*	Skandinaviska Enskilda Banken AB, Class A	128,747	1,104,809
*	Skandinaviska Enskilda Banken AB, Class C	1,755	16,139
	Skanska AB, Class B	38,793	727,584
	SKF AB, Class A	3,415	70,040
	SKF AB, Class B	90,756	1,857,863
	SkiStar AB	14,478	162,286
	SSAB AB, Class A	13,020	39,407
*	SSAB AB, Class A	67,343	195,423
	SSAB AB, Class B	73,712	198,592
*	SSAB AB, Class B	150,519	406,055
*	Svenska Cellulosa AB SCA, Class A	5,089	70,403
*	Svenska Cellulosa AB SCA, Class B	107,952	1,460,214
*	Svenska Handelsbanken AB, Class A	110,348	894,115
*	Svenska Handelsbanken AB, Class B	2,965	28,623
	Sweco AB, Class B	19,383	975,355
*	Swedbank AB, Class A	67,478	1,056,409
	Swedish Match AB	9,488	713,332
*	Swedish Orphan Biovitrum AB	8,103	139,745
*	Systemair AB	3,635	102,068
	Tele2 AB, Class B	18,285	215,795
	Telefonaktiebolaget LM Ericsson, Class B	43,103	481,224
	Telia Co. AB	184,575	706,212
*Ω	Thule Group AB	20,922	684,537
*	Trelleborg AB, Class B	74,318	1,236,634
	Troax Group AB	15,479	252,304
*	Vitrolife AB	5,537	134,698
*	Volvo AB, Class A	42,804	830,975
*	Volvo AB, Class B	279,915	5,440,761
	Wallenstam AB, Class B	19,704	261,198
	Wihlborgs Fastigheter AB	24,046	433,416

TOTAL SWEDEN			69,752,049

SWITZERLAND — (5.0%)
	ABB, Ltd.	94,154	2,284,648
	Adecco Group AG	62,773	3,078,007
*	Alcon, Inc.	55,531	3,156,382
	Allreal Holding AG	5,345	1,132,067
	ALSO Holding AG	2,933	686,224
*	ams AG	39,507	845,911
*	APG SGA SA	506	98,455
*	Arbonia AG	21,255	235,988
*	Aryzta AG	365,604	183,506

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Ascom Holding AG	12,384	$148,479
*	Autoneum Holding AG	1,715	212,311
	Bachem Holding AG, Class B	484	195,657
	Baloise Holding AG	15,586	2,131,467
	Banque Cantonale de Geneve	541	96,520
	Banque Cantonale Vaudoise	11,000	1,065,902
	Barry Callebaut AG	538	1,110,777
	Belimo Holding AG	45	334,652
	Bell Food Group AG	1,013	256,786
	Bellevue Group AG	4,979	130,891
	Berner Kantonalbank AG	1,620	368,641
	BKW AG	5,641	560,347
	Bobst Group SA	4,280	205,933
	Bossard Holding AG, Class A	4,372	710,266
	Bucher Industries AG	4,147	1,598,760
	Burckhardt Compression Holding AG	989	247,618
	Burkhalter Holding AG	1,861	119,664
*	Calida Holding AG	2,049	61,256
*	Carlo Gavazzi Holding AG	107	17,506
	Cembra Money Bank AG	11,813	1,312,468
	Chocoladefabriken Lindt & Spruengli AG	10	864,543
	Cicor Technologies, Ltd.	869	39,166
	Cie Financiere Richemont SA	38,417	2,401,208
	Cie Financiere Tradition SA	858	98,806
	Clariant AG	51,448	882,627
	Coltene Holding AG	1,624	125,267
	Conzzeta AG	538	542,292
	Credit Suisse Group AG	168,897	1,592,930
	Credit Suisse Group AG, Sponsored ADR	40,310	379,321
	Daetwyler Holding AG	1,680	375,849
	DKSH Holding AG	15,966	1,027,254
	dormakaba Holding AG	1,029	473,127
*	Dottikon Es Holding AG	16	20,588
#*	Dufry AG	25,514	963,433
	EFG International AG	35,248	191,133
	Emmi AG	631	596,042
	EMS-Chemie Holding AG	937	824,165
	Energiedienst Holding AG	1,691	49,423
*	Evolva Holding SA	73,727	16,512
*	Feintool International Holding AG	1,240	63,607
*	Flughafen Zurich AG	9,780	1,319,844
	Forbo Holding AG	716	1,096,262
*	GAM Holding AG	79,101	127,842
	Geberit AG	4,504	2,563,538
	Georg Fischer AG	2,475	2,499,867
	Givaudan SA	313	1,276,395
	Gurit Holding AG	232	485,885
	Helvetia Holding AG	15,662	1,228,107
#*	HOCHDORF Holding AG	415	26,208
	Huber & Suhner AG	7,280	524,997
	Hypothekarbank Lenzburg AG	9	42,259
	Implenia AG	6,013	120,604
*	Ina Invest Holding AG	1,203	22,357
	Inficon Holding AG	575	422,194
	Interroll Holding AG	272	730,817
	Intershop Holding AG	288	176,601
	Julius Baer Group, Ltd.	66,933	2,978,869
*	Jungfraubahn Holding AG	462	51,217
	Kardex Holding AG	3,331	588,121

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Komax Holding AG	1,888	$341,967
	Kudelski SA	18,111	63,935
	Kuehne + Nagel International AG	6,094	1,217,965
	LafargeHolcim, Ltd.	48,025	2,061,215
	LafargeHolcim, Ltd.	23,757	1,021,202
*	Lastminute.com NV	2,606	44,454
	LEM Holding SA	165	299,100
	Liechtensteinische Landesbank AG	4,977	280,943
	Logitech International SA	13,969	1,182,476
	Lonza Group AG	2,827	1,712,908
	Luzerner Kantonalbank AG	1,408	599,184
*	Meier Tobler Group AG	1,992	19,858
	Metall Zug AG	82	101,328
*	Mikron Holding AG	2,431	12,324
	Mobilezone Holding AG	19,209	179,920
	Mobimo Holding AG	2,733	789,793
	Nestle SA	291,193	32,752,774
	Novartis AG, Sponsored ADR	83,303	6,504,298
	Novartis AG	16,181	1,260,865
	OC Oerlikon Corp. AG	102,197	711,381
*	Orascom Development Holding AG	6,054	52,534
	Orell Fuessli AG	152	15,061
	Orior AG	2,835	206,671
	Partners Group Holding AG	2,807	2,527,158
	Phoenix Mecano AG	223	101,323
	Plazza AG, Class A	244	76,633
	PSP Swiss Property AG	9,092	1,099,459
	Rieter Holding AG	1,653	142,345
	Roche Holding AG	2,558	824,191
	Roche Holding AG	51,641	16,593,872
	Romande Energie Holding SA	69	84,849
	Schaffner Holding AG	216	45,217
	Schindler Holding AG	3,003	771,899
	Schweiter Technologies AG	471	643,278
	SFS Group AG	8,928	833,381
	SGS SA	650	1,623,577
	Siegfried Holding AG	1,822	1,153,524
	Sika AG	15,450	3,800,773
*	Sonova Holding AG	5,995	1,423,020
	St Galler Kantonalbank AG	953	402,161
	Straumann Holding AG	658	686,855
	Sulzer AG	8,150	596,517
*	Sunrise Communications Group AG	12,850	1,540,122
	Swatch Group AG (The)	4,575	968,852
	Swatch Group AG (The)	10,340	422,653
	Swiss Life Holding AG	5,462	1,837,354
	Swiss Prime Site AG	23,586	1,984,289
	Swiss Re AG	23,090	1,656,952
#*	Swiss Steel Holding AG	261,907	49,991
	Swisscom AG	4,228	2,150,364
	Swissquote Group Holding SA	3,872	308,317
	Temenos AG	17,328	1,862,269
	Thurgauer Kantonalbank	112	12,642
*	Tornos Holding AG	3,658	14,576
	TX Group AG	1,266	88,633
	u-blox Holding AG	3,189	160,312
	UBS Group AG	276,851	3,236,388
	Valiant Holding AG	6,995	561,209
*	Valora Holding AG	1,827	260,816

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
Ω	VAT Group AG	2,417	$453,465
	Vaudoise Assurances Holding SA	445	216,201
*	Vetropack Holding AG	5,350	298,422
	Vifor Pharma AG	7,422	835,314
*	Von Roll Holding AG	14,867	11,018
	Vontobel Holding AG	12,679	778,103
	VP Bank AG	1,623	184,131
	VZ Holding AG	3,380	284,032
*	V-ZUG Holding AG	820	62,448
	Warteck Invest AG	24	59,435
	Ypsomed Holding AG	260	32,330
	Zehnder Group AG	5,117	244,730
	Zug Estates Holding AG, Class B	68	141,695
	Zuger Kantonalbank AG	31	213,802
	Zurich Insurance Group AG	9,832	3,265,655

TOTAL SWITZERLAND			159,455,074

TAIWAN — (5.3%)
*	Ability Opto-Electronics Technology Co., Ltd.	35,700	40,764
	AcBel Polytech, Inc.	116,540	106,545
	Accton Technology Corp.	98,929	718,748
	Acer, Inc.	881,521	736,709
	ACES Electronic Co., Ltd.	43,000	48,665
*	Acon Holding, Inc.	73,000	21,786
	Acter Group Corp., Ltd.	25,300	165,953
	Actron Technology Corp.	16,983	51,261
	A-DATA Technology Co., Ltd.	71,503	138,112
	Addcn Technology Co., Ltd.	3,000	21,718
	Advanced Ceramic X Corp.	4,000	50,179
	Advanced International Multitech Co., Ltd.	64,000	86,793
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	14,251	7,126
*	Advanced Optoelectronic Technology, Inc.	31,000	22,317
	Advanced Wireless Semiconductor Co.	51,595	178,380
	Advancetek Enterprise Co., Ltd.	87,532	58,491
	Advantech Co., Ltd.	38,039	385,101
	Aerospace Industrial Development Corp.	227,000	217,608
*	AGV Products Corp.	98,413	25,478
	Airtac International Group	9,773	263,098
	Alchip Technologies, Ltd.	25,000	424,253
	Allied Circuit Co., Ltd.	5,000	19,599
	Allis Electric Co., Ltd.	28,297	28,091
	Alltek Technology Corp.	32,642	22,684
	Alltop Technology Co., Ltd.	14,000	37,586
	Amazing Microelectronic Corp.	21,055	59,837
*	Ambassador Hotel (The)	110,000	118,110
	AMPOC Far-East Co., Ltd.	24,000	28,010
	Anpec Electronics Corp.	31,781	88,190
	Apacer Technology, Inc.	40,501	51,613
	APAQ Technology Co., Ltd.	26,319	45,261
	APCB, Inc.	62,000	44,475
	Apex Biotechnology Corp.	31,226	26,168
	Apex International Co., Ltd.	48,252	125,386
	Apex Medical Corp.	20,000	20,702
	Apex Science & Engineering	75,920	29,362
	Arcadyan Technology Corp.	35,566	124,277
	Ardentec Corp.	293,120	343,088
	Argosy Research, Inc.	28,025	103,687
	ASE Technology Holding Co., Ltd., ADR	80,709	368,839
	ASE Technology Holding Co., Ltd.	439,796	987,151

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Asia Cement Corp.	417,029	$600,283
	Asia Electronic Material Co., Ltd.	17,000	9,408
	Asia Optical Co., Inc.	74,000	164,884
*	Asia Pacific Telecom Co., Ltd.	554,588	182,204
	Asia Tech Image, Inc.	13,000	23,072
#	Asia Vital Components Co., Ltd.	79,053	186,352
	ASMedia Technology, Inc.	2,364	118,675
	ASPEED Technology, Inc.	6,000	290,397
	Asustek Computer, Inc.	104,502	887,860
	Aten International Co., Ltd.	24,000	69,033
*	AU Optronics Corp.	3,746,980	1,513,342
	Audix Corp.	47,200	73,561
	AURAS Technology Co., Ltd.	22,000	169,037
	Aurora Corp.	14,100	41,500
	Avalue Technology, Inc.	16,000	28,054
	AVY Precision Technology, Inc.	53,378	43,918
	Axiomtek Co., Ltd.	18,000	32,038
	Bank of Kaohsiung Co., Ltd.	286,133	100,587
	BenQ Materials Corp.	41,000	31,873
	BES Engineering Corp.	690,000	176,998
	Bionime Corp.	7,000	17,317
	Bioteque Corp.	13,000	62,576
#	Bizlink Holding, Inc.	49,038	377,091
*	Boardtek Electronics Corp.	47,000	41,736
	Bright Led Electronics Corp.	47,000	21,958
	Brighton-Best International Taiwan, Inc.	125,423	111,933
	Browave Corp.	13,000	27,658
	C Sun Manufacturing, Ltd.	79,000	86,176
	Capital Futures Corp.	34,509	44,257
	Capital Securities Corp.	1,047,600	399,752
	Career Technology MFG. Co., Ltd.	98,715	99,798
	Casetek Holdings, Ltd.	82,753	250,254
	Cathay Financial Holding Co., Ltd.	778,255	1,045,767
	Cathay Real Estate Development Co., Ltd.	327,300	218,175
	Cayman Engley Industrial Co., Ltd.	15,327	40,410
	Central Reinsurance Co., Ltd.	67,788	48,013
	Chailease Holding Co., Ltd.	338,713	1,645,430
*	Chain Chon Industrial Co., Ltd.	27,000	8,595
	ChainQui Construction Development Co., Ltd.	22,990	15,274
*	Champion Building Materials Co., Ltd.	74,526	16,159
	Chang Hwa Commercial Bank, Ltd.	1,023,721	610,405
#	Chang Wah Electromaterials, Inc.	159,130	122,959
	Channel Well Technology Co., Ltd.	85,000	116,031
	Charoen Pokphand Enterprise	80,920	194,655
	Chaun-Choung Technology Corp.	6,000	48,520
	CHC Healthcare Group.	50,000	64,996
	CHC Resources Corp.	37,900	58,071
	Chen Full International Co., Ltd.	48,000	66,950
	Chenbro Micom Co., Ltd.	33,000	100,295
	Cheng Loong Corp.	283,360	336,665
*	Cheng Mei Materials Technology Corp.	293,100	97,580
	Cheng Shin Rubber Industry Co., Ltd.	504,341	637,042
	Cheng Uei Precision Industry Co., Ltd.	183,051	259,028
	Chenming Electronic Technology Corp.	38,000	16,447
	Chian Hsing Forging Industrial Co., Ltd.	21,000	30,863
	Chicony Electronics Co., Ltd.	159,400	480,565
	Chicony Power Technology Co., Ltd.	68,807	160,938
	Chieftek Precision Co., Ltd.	29,700	76,631
	Chilisin Electronics Corp.	77,024	284,691

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	China Airlines, Ltd.	2,166,019	$663,302
	China Bills Finance Corp.	384,000	194,719
	China Chemical & Pharmaceutical Co., Ltd.	122,000	97,142
	China Development Financial Holding Corp.	1,929,412	566,204
	China Ecotek Corp.	11,000	12,514
	China Electric Manufacturing Corp.	107,080	40,624
	China General Plastics Corp.	178,389	136,467
	China Life Insurance Co., Ltd.	839,210	562,780
	China Metal Products.	104,290	121,432
	China Steel Chemical Corp.	31,000	99,334
	China Steel Corp.	1,142,881	811,859
	China Steel Structure Co., Ltd.	24,000	24,812
	China Wire & Cable Co., Ltd.	34,160	34,249
	Chinese Maritime Transport, Ltd.	31,570	27,073
	Ching Feng Home Fashions Co., Ltd.	28,000	32,556
	Chin-Poon Industrial Co., Ltd.	144,126	152,916
	Chipbond Technology Corp.	276,000	604,615
	ChipMOS Techinologies, Inc.	86,096	84,849
	ChipMOS Technologies, Inc., ADR	4,591	89,297
	Chlitina Holding, Ltd.	19,000	116,426
	Chong Hong Construction Co., Ltd.	84,941	236,587
	Chroma ATE, Inc.	47,560	226,601
	Chun YU Works & Co., Ltd.	18,000	10,139
	Chun Yuan Steel Industry Co., Ltd.	160,570	60,406
	Chung Hsin Electric & Machinery Manufacturing Corp.	170,000	286,534
*	Chung Hung Steel Corp.	556,212	192,175
*	Chung Hwa Pulp Corp.	191,629	61,744
	Chunghwa Precision Test Tech Co., Ltd.	2,000	47,359
	Chunghwa Telecom Co., Ltd.	112,727	422,917
	Cleanaway Co., Ltd.	40,000	220,482
	CMC Magnetics Corp.	599,645	166,720
	CoAsia Electronics Corp.	66,395	27,403
	Compal Electronics, Inc.	1,343,747	875,449
	Compeq Manufacturing Co., Ltd.	702,000	1,071,441
	Concord Securities Co., Ltd.	281,685	82,970
	Concraft Holding Co., Ltd.	13,241	40,187
#	Continental Holdings Corp.	215,200	183,404
	Contrel Technology Co., Ltd.	44,000	20,466
	Coremax Corp.	16,772	30,674
	Coretronic Corp.	208,000	249,265
	Co-Tech Development Corp.	101,253	136,276
*	Coxon Precise Industrial Co., Ltd.	40,000	16,717
*	CSBC Corp. Taiwan.	33,286	28,655
	CTBC Financial Holding Co., Ltd.	1,901,655	1,200,914
	CTCI Corp.	168,444	229,380
	Cub Elecparts, Inc.	16,788	93,200
	CviLux Corp.	26,600	27,242
	CyberPower Systems, Inc.	11,000	29,230
	CyberTAN Technology, Inc.	152,424	74,693
	Cypress Technology Co., Ltd.	17,857	37,128
	DA CIN Construction Co., Ltd.	95,000	90,165
	Dadi Early-Childhood Education Group, Ltd.	9,368	56,994
	Da-Li Development Co., Ltd.	42,272	43,859
	Darfon Electronics Corp.	104,000	143,999
*	Darwin Precisions Corp.	178,000	68,871
	Daxin Materials Corp.	31,100	86,963
	De Licacy Industrial Co., Ltd.	68,662	43,639
	Delpha Construction Co., Ltd.	53,320	28,813
	Delta Electronics, Inc.	57,699	383,896

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Depo Auto Parts Ind Co., Ltd.	58,000	$95,674
	Dimerco Express Corp.	27,000	62,498
#*	D-Link Corp.	270,976	171,852
	Donpon Precision, Inc.	17,000	8,877
*	Dynamic Electronics Co., Ltd.	145,641	94,174
	Dynapack International Technology Corp.	65,000	181,447
*	E & R Engineering Corp.	11,000	27,120
	E Ink Holdings, Inc.	171,000	229,619
	E.Sun Financial Holding Co., Ltd.	1,893,357	1,609,762
	Eastern Media International Corp.	126,064	73,721
	Eclat Textile Co., Ltd.	36,143	480,923
	ECOVE Environment Corp.	10,000	74,316
	Edimax Technology Co., Ltd.	52,313	24,625
	Edison Opto Corp.	40,000	16,177
	Edom Technology Co., Ltd.	54,162	34,507
	eGalax_eMPIA Technology, Inc.	23,861	44,467
	Egis Technology, Inc.	39,000	212,834
#	Elan Microelectronics Corp.	82,600	390,180
	E-LIFE MALL Corp.	25,000	60,023
	Elite Advanced Laser Corp.	35,723	79,200
	Elite Material Co., Ltd.	160,162	841,532
	Elite Semiconductor Microelectronics Technology, Inc.	71,000	104,269
*	Elitegroup Computer Systems Co., Ltd.	157,087	93,200
	eMemory Technology, Inc.	19,000	380,031
#	Ennoconn Corp.	20,109	158,763
	EnTie Commercial Bank Co., Ltd.	206,000	103,788
*	Epistar Corp.	466,743	548,200
	Eson Precision Ind. Co., Ltd.	35,000	41,082
	Eternal Materials Co., Ltd.	261,993	308,537
*	Etron Technology, Inc.	56,022	32,947
	Eurocharm Holdings Co., Ltd.	17,000	56,079
	Eva Airways Corp.	1,667,132	630,042
*	Everest Textile Co., Ltd.	158,094	54,836
	Evergreen International Storage & Transport Corp.	262,000	132,491
*	Evergreen Marine Corp. Taiwan, Ltd.	809,722	535,726
	Everlight Chemical Industrial Corp.	199,155	113,978
	Everlight Electronics Co., Ltd.	210,225	279,136
*	Everspring Industry Co., Ltd.	35,000	18,525
	Excelsior Medical Co., Ltd.	49,684	97,691
	EZconn Corp.	12,600	12,634
	Far Eastern Department Stores, Ltd.	496,249	409,856
	Far Eastern International Bank	1,210,380	438,204
	Far Eastern New Century Corp.	571,625	516,069
	Far EasTone Telecommunications Co., Ltd.	191,000	400,850
	Faraday Technology Corp.	62,637	91,449
	Farglory Land Development Co., Ltd.	179,575	276,545
#*	Federal Corp.	203,567	142,403
	Feng Hsin Steel Co., Ltd.	201,000	400,923
	Feng TAY Enterprise Co., Ltd.	63,297	384,231
	Firich Enterprises Co., Ltd.	17,194	15,345
	First Financial Holding Co., Ltd.	1,647,687	1,156,132
	First Hi-Tec Enterprise Co., Ltd.	21,000	32,087
	First Insurance Co., Ltd. (The)	58,000	26,168
#	First Steamship Co., Ltd.	247,553	76,077
	FLEXium Interconnect, Inc.	129,515	528,789
	Flytech Technology Co., Ltd.	33,312	70,289
	FocalTech Systems Co., Ltd.	47,607	85,329
	Forest Water Environment Engineering Co., Ltd.	11,349	16,948
	Formosa Advanced Technologies Co., Ltd.	69,000	84,451

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Formosa Chemicals & Fibre Corp.	134,821	$324,716
	Formosa International Hotels Corp.	14,246	63,575
*	Formosa Laboratories, Inc.	41,108	69,224
	Formosa Plastics Corp.	142,000	393,080
	Formosa Sumco Technology Corp.	8,000	31,665
	Formosan Union Chemical	135,304	66,506
	Fortune Electric Co., Ltd.	22,000	39,147
	Founding Construction & Development Co., Ltd.	62,208	34,495
	Foxsemicon Integrated Technology, Inc.	25,845	156,854
	Froch Enterprise Co., Ltd.	89,000	31,918
	Fubon Financial Holding Co., Ltd.	942,019	1,341,958
	Fulgent Sun International Holding Co., Ltd.	32,129	134,688
*	Fulltech Fiber Glass Corp.	165,604	58,108
	Fwusow Industry Co., Ltd.	70,321	46,498
	Gamania Digital Entertainment Co., Ltd.	46,000	98,472
	GCS Holdings, Inc.	24,000	39,643
	GEM Services, Inc.	24,200	47,019
	Gemtek Technology Corp.	153,348	149,020
	General Interface Solution Holding, Ltd.	73,000	290,283
	General Plastic Industrial Co., Ltd.	19,114	17,970
#	Genius Electronic Optical Co., Ltd.	49,646	975,863
	Genmont Biotech, Inc.	23,000	18,148
	Getac Technology Corp.	167,000	274,942
	Giant Manufacturing Co., Ltd.	42,760	422,420
	Giantplus Technology Co., Ltd.	117,000	42,199
	Gigabyte Technology Co., Ltd.	64,000	161,038
	Gigasolar Materials Corp.	3,600	22,425
*	Gigastorage Corp.	123,744	111,900
	Ginko International Co., Ltd.	18,900	84,562
	Global Brands Manufacture, Ltd.	122,000	92,522
	Global Lighting Technologies, Inc.	8,000	28,306
	Global Unichip Corp.	32,000	290,476
	Globalwafers Co., Ltd.	33,000	480,555
	Globe Union Industrial Corp.	129,075	69,259
	Gloria Material Technology Corp.	194,636	105,007
#*	Gold Circuit Electronics, Ltd.	117,000	180,074
#	Goldsun Building Materials Co., Ltd.	479,788	440,312
	Gourmet Master Co., Ltd.	27,026	98,924
	Grand Ocean Retail Group, Ltd.	40,000	28,858
	GrandTech CG Systems, Inc.	26,250	34,288
	Grape King Bio, Ltd.	37,000	214,963
	Great China Metal Industry	57,000	42,970
	Great Taipei Gas Co., Ltd.	54,000	58,930
	Great Wall Enterprise Co., Ltd.	254,568	400,650
	Greatek Electronics, Inc.	185,000	322,329
	GTM Holdings Corp.	59,350	49,121
	HannsTouch Solution, Inc.	289,941	101,016
*	Harvatek Corp.	58,239	27,220
	Hey Song Corp.	129,500	147,279
#	Highwealth Construction Corp.	190,825	277,163
	HIM International Music, Inc.	7,800	27,443
	Hiroca Holdings, Ltd.	21,795	41,347
	Hiwin Technologies Corp.	53,893	470,236
	Ho Tung Chemical Corp.	418,118	154,447
*	Hocheng Corp.	66,000	20,700
	Holiday Entertainment Co., Ltd.	21,000	44,305
	Holtek Semiconductor, Inc.	39,000	96,180
	Holy Stone Enterprise Co., Ltd.	64,000	225,341
	Hon Hai Precision Industry Co., Ltd.	823,177	2,232,564

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	$137,407
	Hon Hai Precision Industry Co., Ltd., GDR	9,328	49,392
	Hong Pu Real Estate Development Co., Ltd.	111,695	92,872
	Hong YI Fiber Industry Co.	64,000	34,343
	Horizon Securities Co., Ltd.	142,000	33,867
#	Hota Industrial Manufacturing Co., Ltd.	46,047	141,692
	Hotai Motor Co., Ltd.	38,000	800,904
	Hotron Precision Electronic Industrial Co., Ltd.	32,092	49,948
	Hsin Kuang Steel Co., Ltd.	87,000	95,763
	Hsing TA Cement Co.	47,000	30,966
	Hu Lane Associate, Inc.	34,266	96,213
	Hua Nan Financial Holdings Co., Ltd.	1,161,352	698,771
	Huaku Development Co., Ltd.	69,540	210,846
	Huang Hsiang Construction Corp.	58,000	78,571
	Hung Ching Development & Construction Co., Ltd.	60,000	38,633
	Hung Sheng Construction, Ltd.	250,760	150,058
	Huxen Corp.	9,000	15,121
*	Hwa Fong Rubber Industrial Co., Ltd.	60,304	23,616
	Ibase Technology, Inc.	47,353	65,847
	IBF Financial Holdings Co., Ltd.	1,181,978	486,213
	Ichia Technologies, Inc.	139,000	85,907
*	I-Chiun Precision Industry Co., Ltd.	61,000	27,983
	Innodisk Corp.	39,598	207,549
	Innolux Corp.	2,164,685	751,337
	Intai Technology Corp.	14,400	49,038
	Integrated Service Technology, Inc.	24,656	44,366
	IntelliEPI, Inc.	5,000	8,734
	International CSRC Investment Holdings Co.	327,287	224,539
	International Games System Co., Ltd.	18,000	473,667
	Inventec Corp.	823,945	652,136
	Iron Force Industrial Co., Ltd.	13,000	35,594
	I-Sheng Electric Wire & Cable Co., Ltd.	32,000	45,890
	ITE Technology, Inc.	48,000	115,807
#	ITEQ Corp.	166,019	697,413
	Jarllytec Co., Ltd.	26,000	60,830
	Jih Sun Financial Holdings Co., Ltd.	714,456	262,705
	JMC Electronics Co., Ltd.	10,000	14,998
	Jourdeness Group, Ltd.	18,000	54,646
*	K Laser Technology, Inc.	37,000	19,825
	Kaori Heat Treatment Co., Ltd.	12,147	19,876
	Kaulin Manufacturing Co., Ltd.	34,000	13,380
	KEE TAI Properties Co., Ltd.	186,790	63,040
#	Kenda Rubber Industrial Co., Ltd.	169,338	186,037
	Kenmec Mechanical Engineering Co., Ltd.	68,000	87,198
	Kerry TJ Logistics Co., Ltd.	61,000	84,733
	Key Ware Electronics Co., Ltd.	51,137	20,353
	Kindom Development Co., Ltd.	85,000	103,589
	King Chou Marine Technology Co., Ltd.	39,220	42,640
	King Slide Works Co., Ltd.	9,000	90,697
#	King Yuan Electronics Co., Ltd.	805,545	845,582
	King’s Town Bank Co., Ltd.	340,000	460,873
*	King’s Town Construction Co., Ltd.	50,000	66,255
	Kinik Co.	51,000	104,445
*	Kinko Optical Co., Ltd.	37,000	41,659
	Kinpo Electronics	644,000	237,329
#	Kinsus Interconnect Technology Corp.	111,000	268,837
	KMC Kuei Meng International, Inc.	21,581	156,822
	KS Terminals, Inc.	32,162	42,346
	Kung Long Batteries Industrial Co., Ltd.	31,000	148,597

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	148,853	$64,365
	Kuo Toong International Co., Ltd.	79,917	60,382
*	Kwong Fong Industries Corp.	48,915	19,992
	Kwong Lung Enterprise Co., Ltd.	19,000	26,546
	L&K Engineering Co., Ltd.	74,000	67,097
	La Kaffa International Co., Ltd.	5,000	19,767
	Land Mark Optoelectronics Corp.	9,000	83,506
	Lanner Electronics, Inc.	29,793	63,617
	Largan Precision Co., Ltd.	5,000	530,994
	Laser Tek Taiwan Co., Ltd.	20,000	16,610
*	Laster Tech Corp., Ltd.	18,493	25,299
#*	Lealea Enterprise Co., Ltd.	308,933	142,381
	Ledlink Optics, Inc.	18,900	15,725
	LEE CHI Enterprises Co., Ltd.	96,000	43,783
	Lelon Electronics Corp.	40,750	74,925
	Lemtech Holdings Co., Ltd.	26,396	107,202
*	Leofoo Development Co., Ltd.	40,104	30,897
*	Lextar Electronics Corp.	147,500	93,268
	Li Cheng Enterprise Co., Ltd.	64,494	61,053
*	Li Peng Enterprise Co., Ltd.	246,366	67,305
	Lian HWA Food Corp.	44,184	65,243
	Lien Hwa Industrial Holdings Corp.	258,282	361,333
	Lifestyle Global Enterprise, Inc.	6,000	10,955
*	Lingsen Precision Industries, Ltd.	179,000	66,826
	Lion Travel Service Co., Ltd.	4,000	9,108
*	Lite-On Semiconductor Corp.	113,448	167,317
	Lite-On Technology Corp.	791,164	1,288,741
	Long Da Construction & Development Corp.	41,000	21,367
#	Longchen Paper & Packaging Co., Ltd.	252,661	142,602
	Longwell Co.	41,000	73,636
	Lotes Co., Ltd.	33,653	514,505
	Lu Hai Holding Corp.	7,274	10,541
	Lumax International Corp., Ltd.	40,034	88,219
	Lung Yen Life Service Corp.	48,000	88,616
*	LuxNet Corp.	28,976	25,416
	Macauto Industrial Co., Ltd.	25,000	67,809
	Machvision, Inc.	9,358	92,762
	Macroblock, Inc.	8,000	24,246
	Macronix International	925,974	1,039,359
	Makalot Industrial Co., Ltd.	41,561	275,494
	Marketech International Corp.	15,000	53,383
	Materials Analysis Technology, Inc.	20,355	58,554
	Mayer Steel Pipe Corp.	51,700	29,213
	MediaTek, Inc.	58,048	1,379,816
	Mega Financial Holding Co., Ltd.	379,365	365,557
	Meiloon Industrial Co.	29,050	29,300
	Mercuries & Associates Holding, Ltd.	221,916	161,442
*	Mercuries Life Insurance Co., Ltd.	508,756	151,246
	Merry Electronics Co., Ltd.	71,050	350,718
*	Microbio Co., Ltd.	97,881	248,757
	Micro-Star International Co., Ltd.	94,394	380,494
	Mildef Crete, Inc.	8,000	12,997
*	MIN AIK Technology Co., Ltd.	64,000	30,373
	Mirle Automation Corp.	79,805	111,391
	MJ International Co., Ltd.	8,000	17,732
	Mobiletron Electronics Co., Ltd.	32,600	35,478
	momo.com, Inc.	12,000	287,177
	MPI Corp.	24,000	74,297
	Nak Sealing Technologies Corp.	35,000	78,618

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Namchow Holdings Co., Ltd.	84,000	$125,924
	Nan Kang Rubber Tire Co., Ltd.	101,183	146,877
#	Nan Liu Enterprise Co., Ltd.	13,000	105,610
	Nan Ya Plastics Corp.	172,187	353,696
#	Nan Ya Printed Circuit Board Corp.	100,000	404,592
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	21,778
	Nantex Industry Co., Ltd.	83,392	225,303
	Nanya Technology Corp.	295,110	598,023
	National Aerospace Fasteners Corp.	10,000	17,080
	National Petroleum Co., Ltd.	67,000	109,448
	Nexcom International Co., Ltd.	20,000	16,487
	Nichidenbo Corp.	75,424	118,590
*	Nien Hsing Textile Co., Ltd.	62,654	35,219
	Nien Made Enterprise Co., Ltd.	43,000	484,787
	Novatek Microelectronics Corp.	113,000	1,056,000
	Nuvoton Technology Corp.	56,109	81,369
	O-Bank Co., Ltd.	332,746	74,611
*	Ocean Plastics Co., Ltd.	62,000	74,644
*	OptoTech Corp.	154,005	121,404
	Orient Europharma Co., Ltd.	9,000	15,783
	Orient Semiconductor Electronics, Ltd.	166,605	64,534
	Oriental Union Chemical Corp.	275,992	158,460
	Pacific Hospital Supply Co., Ltd.	15,396	37,165
	Paiho Shih Holdings Corp.	35,573	34,733
	Pan Jit International, Inc.	76,046	96,003
	Pan-International Industrial Corp.	197,000	118,313
	Parade Technologies, Ltd.	5,000	191,069
*	Paragon Technologies Co., Ltd.	20,423	19,313
	PCL Technologies, Inc.	11,610	41,692
	P-Duke Technology Co., Ltd.	24,970	57,246
	Pegatron Corp.	492,261	1,060,836
	Pharmally International Holding Co., Ltd.	18,917	37,433
*	Phihong Technology Co., Ltd.	148,272	60,749
	Phison Electronics Corp.	43,000	447,607
	Phoenix Tours International, Inc.	8,457	8,586
	Planet Technology Corp.	10,000	21,424
	Plotech Co., Ltd.	47,000	42,957
	Polytronics Technology Corp.	10,000	32,243
	Posiflex Technology, Inc.	29,698	81,435
	Pou Chen Corp.	1,233,528	1,089,928
	Power Wind Health Industry, Inc.	7,199	39,435
	Powertech Technology, Inc.	453,900	1,343,015
	Poya International Co., Ltd.	18,436	398,188
	President Chain Store Corp.	90,768	819,258
	President Securities Corp.	464,468	239,122
#	Primax Electronics, Ltd.	210,000	326,428
	Prince Housing & Development Corp.	569,000	209,997
	Pro Hawk Corp.	6,000	40,411
	Promate Electronic Co., Ltd.	36,000	44,757
	Prosperity Dielectrics Co., Ltd.	46,000	85,620
	Qisda Corp.	715,875	468,994
	QST International Corp.	13,000	24,960
	Qualipoly Chemical Corp.	43,547	42,429
	Quang Viet Enterprise Co., Ltd.	11,000	40,387
	Quanta Computer, Inc.	371,007	936,148
*	Quintain Steel Co., Ltd.	64,842	18,739
	Radium Life Tech Co., Ltd.	419,250	154,872
	Rafael Microelectronics, Inc.	8,000	34,192
	Realtek Semiconductor Corp.	96,098	1,197,138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Rechi Precision Co., Ltd.	183,185	$123,064
	Rexon Industrial Corp., Ltd.	9,000	25,262
	Rich Development Co., Ltd.	264,814	91,362
	RichWave Technology Corp.	9,500	79,027
*	Right WAY Industrial Co., Ltd.	18,654	7,049
*	Ritek Corp.	313,093	114,075
	Rodex Fasteners Corp.	11,000	12,331
*	Roo Hsing Co., Ltd.	144,000	57,703
*	Rotam Global Agrosciences, Ltd.	21,319	8,356
	Ruentex Development Co., Ltd.	355,591	491,724
	Ruentex Engineering & Construction Co.	13,000	27,248
	Ruentex Industries, Ltd.	152,901	354,187
	Samebest Co., Ltd.	11,550	21,187
	Sampo Corp.	166,200	134,365
	San Fang Chemical Industry Co., Ltd.	60,648	43,945
*	San Far Property, Ltd.	83,567	58,051
	San Shing Fastech Corp.	35,565	56,966
	Sanitar Co., Ltd.	16,000	16,942
	Sanyang Motor Co., Ltd.	200,900	158,411
	SCI Pharmtech, Inc.	19,450	79,263
	SDI Corp.	36,000	76,062
	Senao International Co., Ltd.	39,000	38,891
	Senao Networks, Inc.	5,000	15,709
	Sercomm Corp.	61,000	156,739
	Sesoda Corp.	69,326	53,356
	Shan-Loong Transportation Co., Ltd.	48,000	50,328
	Sharehope Medicine Co., Ltd.	24,035	30,109
	ShenMao Technology, Inc.	44,922	37,984
*	Shih Wei Navigation Co., Ltd.	91,814	22,313
	Shin Kong Financial Holding Co., Ltd.	1,472,405	410,130
	Shin Zu Shing Co., Ltd.	55,758	277,264
*	Shinih Enterprise Co., Ltd.	24,000	18,920
*	Shining Building Business Co., Ltd.	229,439	81,562
	Shinkong Insurance Co., Ltd.	96,000	120,870
	Shinkong Textile Co., Ltd.	59,000	89,587
	Shiny Chemical Industrial Co., Ltd.	33,600	116,334
*	Shuttle, Inc.	60,000	18,549
	Sigurd Microelectronics Corp.	250,770	331,385
	Silergy Corp.	4,000	246,611
	Simplo Technology Co., Ltd.	42,600	475,176
	Sinbon Electronics Co., Ltd.	45,616	307,499
	Sincere Navigation Corp.	162,868	81,229
	Single Well Industrial Corp.	13,500	14,024
	Sinher Technology, Inc.	33,000	52,462
	Sinmag Equipment Corp.	22,196	59,850
	Sino-American Silicon Products, Inc.	263,000	918,831
#	Sinon Corp.	203,000	138,468
	SinoPac Financial Holdings Co., Ltd.	1,475,308	552,294
	Sinphar Pharmaceutical Co., Ltd.	10,937	12,089
	Sinyi Realty Co.	115,077	115,163
	Sitronix Technology Corp.	45,000	198,461
	Siward Crystal Technology Co., Ltd.	70,000	50,600
	Solar Applied Materials Technology Co.	124,519	186,751
	Solteam, Inc.	19,190	25,500
	Southeast Cement Co., Ltd.	33,000	19,633
	Speed Tech Corp.	16,000	53,972
	Sporton International, Inc.	24,213	193,581
	St Shine Optical Co., Ltd.	18,000	163,129
	Standard Chemical & Pharmaceutical Co., Ltd.	28,330	36,488

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Standard Foods Corp.	94,003	$201,058
	Stark Technology, Inc.	32,800	74,014
	Sunny Friend Environmental Technology Co., Ltd.	18,000	133,144
	Sunonwealth Electric Machine Industry Co., Ltd.	53,000	108,597
#	Sunrex Technology Corp.	43,581	97,665
	Sunspring Metal Corp.	35,000	29,162
	Supreme Electronics Co., Ltd.	191,305	203,001
	Sweeten Real Estate Development Co., Ltd.	46,099	34,511
	Syncmold Enterprise Corp.	49,750	149,264
	Synmosa Biopharma Corp.	30,943	26,340
	Synnex Technology International Corp.	181,810	270,205
	Sysage Technology Co., Ltd.	31,908	44,267
	Systex Corp.	48,000	136,132
	T3EX Global Holdings Corp.	21,000	28,210
#	TA Chen Stainless Pipe.	514,843	394,776
	Ta Liang Technology Co., Ltd.	23,000	34,214
	Ta Ya Electric Wire & Cable	260,000	183,005
	Ta Yih Industrial Co., Ltd.	16,000	29,946
	TA-I Technology Co., Ltd.	41,064	97,179
*	Tai Tung Communication Co., Ltd.	38,000	20,465
	Taichung Commercial Bank Co., Ltd.	1,078,258	409,233
#	TaiDoc Technology Corp.	16,323	132,166
	Taiflex Scientific Co., Ltd.	48,640	85,318
	Taimide Tech, Inc.	25,252	46,789
	Tainan Enterprises Co., Ltd.	37,000	22,780
#	Tainan Spinning Co., Ltd.	569,171	245,030
*	Tainergy Tech Co., Ltd.	37,679	39,172
	Taishin Financial Holding Co., Ltd.	1,855,440	818,223
	TaiSol Electronics Co., Ltd.	19,000	37,646
	Taisun Enterprise Co., Ltd.	78,601	59,703
	Taita Chemical Co., Ltd.	112,859	128,412
	Taiwan Business Bank	1,500,879	493,741
	Taiwan Cement Corp.	1,027,451	1,458,132
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	37,325	46,942
	Taiwan Cogeneration Corp.	78,993	105,137
	Taiwan Cooperative Financial Holding Co., Ltd.	936,662	629,186
	Taiwan FamilyMart Co., Ltd.	6,000	54,837
	Taiwan Fertilizer Co., Ltd.	163,000	292,068
	Taiwan Fire & Marine Insurance Co., Ltd.	67,040	46,299
	Taiwan FU Hsing Industrial Co., Ltd.	42,000	62,357
*	Taiwan Glass Industry Corp.	349,672	153,486
	Taiwan High Speed Rail Corp.	171,000	180,990
	Taiwan Hon Chuan Enterprise Co., Ltd.	160,421	327,903
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	70,350
*	Taiwan Land Development Corp.	371,640	95,607
	Taiwan Mobile Co., Ltd.	105,800	361,413
	Taiwan Navigation Co., Ltd.	73,000	42,666
	Taiwan Paiho, Ltd.	131,892	328,141
	Taiwan PCB Techvest Co., Ltd.	140,800	200,669
	Taiwan Sakura Corp.	57,512	99,316
	Taiwan Sanyo Electric Co., Ltd.	12,750	15,688
	Taiwan Secom Co., Ltd.	44,330	136,043
	Taiwan Semiconductor Co., Ltd.	108,000	169,916
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	24,900,500
	Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	5,907,608
#	Taiwan Styrene Monomer	280,833	158,267
	Taiwan Surface Mounting Technology Corp.	77,867	256,498
#*	Taiwan TEA Corp.	352,704	203,038
	Taiwan Union Technology Corp.	75,000	249,883

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiyen Biotech Co., Ltd.	48,000	$54,914
#*	Tatung Co., Ltd.	633,000	467,693
	TCI Co., Ltd.	30,218	241,365
	Te Chang Construction Co., Ltd.	23,562	24,169
	Teco Electric and Machinery Co., Ltd.	545,000	569,994
	Tehmag Foods Corp.	10,500	90,049
	Tera Autotech Corp.	17,296	14,223
	Test Research, Inc.	75,532	146,883
	Test-Rite International Co., Ltd.	119,389	104,989
*	Tex-Ray Industrial Co., Ltd.	59,000	37,621
	Thinking Electronic Industrial Co., Ltd.	37,000	140,553
	Thye Ming Industrial Co., Ltd.	48,850	47,113
*	Ton Yi Industrial Corp.	388,200	134,846
	Tong Hsing Electronic Industries, Ltd.	68,957	304,376
	Tong Yang Industry Co., Ltd.	219,041	288,997
	Tong-Tai Machine & Tool Co., Ltd.	76,160	37,575
	Topco Scientific Co., Ltd.	47,945	192,223
	Topco Technologies Corp.	10,000	22,087
	Topkey Corp.	28,000	148,862
	Topoint Technology Co., Ltd.	67,044	50,811
	Toung Loong Textile Manufacturing	40,000	34,461
*	TPK Holding Co., Ltd.	193,000	340,610
	Transcend Information, Inc.	37,483	83,582
	Tripod Technology Corp.	183,970	731,589
	Tsang Yow Industrial Co., Ltd.	31,000	18,181
	Tsann Kuen Enterprise Co., Ltd.	29,913	18,951
	TSC Auto ID Technology Co., Ltd.	14,630	91,739
	TSRC Corp.	240,717	170,654
	Ttet Union Corp.	15,000	64,808
	TTFB Co., Ltd.	6,000	47,569
	TTY Biopharm Co., Ltd.	63,267	168,917
	Tung Ho Steel Enterprise Corp.	402,254	425,338
	TURVO International Co., Ltd.	29,135	80,369
	TXC Corp.	84,411	227,662
	TYC Brother Industrial Co., Ltd.	111,000	80,471
*	Tycoons Group Enterprise.	152,401	27,636
	Tyntek Corp.	103,167	63,233
	UDE Corp.	36,000	35,741
	Ultra Chip, Inc.	21,525	21,460
	U-Ming Marine Transport Corp.	191,000	193,839
#	Unimicron Technology Corp.	455,356	1,088,033
	Union Bank Of Taiwan	642,982	226,049
	Uni-President Enterprises Corp.	544,948	1,168,129
#	Unitech Printed Circuit Board Corp.	364,321	268,652
	United Integrated Services Co., Ltd.	82,000	569,331
	United Microelectronics Corp.	3,311,453	3,558,986
	United Orthopedic Corp.	24,924	29,219
	United Radiant Technology.	28,000	13,638
*	United Renewable Energy Co., Ltd.	1,001,619	531,447
*	Unity Opto Technology Co., Ltd.	115,929	6,262
	Universal Cement Corp.	186,340	130,052
	Universal Microwave Technology, Inc.	10,229	24,324
*	Unizyx Holding Corp.	133,000	104,974
	UPC Technology Corp.	364,181	165,667
	USI Corp.	465,861	287,761
*	Usun Technology Co., Ltd.	15,400	26,978
	Utechzone Co., Ltd.	22,000	37,659
	Vanguard International Semiconductor Corp.	202,000	659,943
*	VHQ Media Holdings, Ltd.	5,000	10,644

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Visual Photonics Epitaxy Co., Ltd.	89,475	$252,577
	Vivotek, Inc.	22,242	56,457
	Voltronic Power Technology Corp.	16,543	567,444
	Wafer Works Corp.	120,593	133,801
*	Waffer Technology Corp.	16,000	8,634
	Wah Lee Industrial Corp.	79,000	176,268
	Walsin Lihwa Corp.	901,000	559,879
	Walsin Technology Corp.	118,000	675,736
	Wan Hai Lines, Ltd.	198,557	182,122
	Wei Chuan Foods Corp.	113,000	79,115
	Wei Mon Industry Co., Ltd.	51,912	0
	Weikeng Industrial Co., Ltd.	127,076	81,221
	Well Shin Technology Co., Ltd.	44,000	69,816
	Weltrend Semiconductor.	17,000	18,240
	Win Semiconductors Corp.	67,868	740,392
	Winbond Electronics Corp.	1,561,117	927,268
*	Wintek Corp.	312,087	3,744
	Wisdom Marine Lines Co., Ltd.	174,070	129,134
	Wistron Corp.	1,094,506	1,094,223
	Wistron NeWeb Corp.	90,113	238,148
	Wowprime Corp.	45,000	117,636
	WPG Holdings, Ltd.	385,756	523,949
	WT Microelectronics Co., Ltd.	97,836	125,973
	XAC Automation Corp.	13,000	11,777
	XPEC Entertainment, Inc.	5,612	0
	Xxentria Technology Materials Corp.	48,306	96,466
#	Yageo Corp.	20,261	252,407
*	Yang Ming Marine Transport Corp.	563,428	226,797
	YC INOX Co., Ltd.	112,200	89,902
	YCC Parts Manufacturing Co., Ltd.	14,000	20,968
*	Yea Shin International Development Co., Ltd.	84,533	45,395
	Yem Chio Co., Ltd.	185,019	94,518
	Yeong Guan Energy Technology Group Co., Ltd.	26,515	85,060
	YFC-Boneagle Electric Co., Ltd.	45,000	39,451
#	YFY, Inc.	615,000	417,812
	Yi Jinn Industrial Co., Ltd.	114,700	55,783
*	Yieh Phui Enterprise Co., Ltd.	479,787	170,551
	Yonyu Plastics Co., Ltd.	36,400	41,692
*	Young Optics, Inc.	9,000	16,360
	Youngtek Electronics Corp.	51,120	93,939
	Yuanta Financial Holding Co., Ltd.	2,277,590	1,416,041
	Yuanta Futures Co., Ltd.	13,536	24,696
	Yuen Chang Stainless Steel Co., Ltd.	25,000	12,655
	Yulon Finance Corp.	79,860	270,344
*	Yulon Motor Co., Ltd.	229,651	286,320
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	48,538
	Yungshin Construction & Development Co., Ltd.	24,000	32,525
	YungShin Global Holding Corp.	48,950	73,461
	Zeng Hsing Industrial Co., Ltd.	23,423	111,661
	Zenitron Corp.	87,000	64,276
	Zero One Technology Co., Ltd.	33,000	42,008
	Zhen Ding Technology Holding, Ltd.	298,650	1,265,725
*	Zig Sheng Industrial Co., Ltd.	200,543	56,367
*	Zinwell Corp.	136,000	86,520
	Zippy Technology Corp.	20,000	22,332
	ZongTai Real Estate Development Co., Ltd.	44,477	60,101

TOTAL TAIWAN			168,380,957

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (0.6%)
	Advanced Info Service PCL	75,600	$418,417
	Advanced Information Technology PCL, Class F	48,300	24,640
	AEON Thana Sinsap Thailand PCL	45,300	188,947
	After You PCL	71,400	20,045
	Airports of Thailand PCL	177,700	295,050
	AJ Plast PCL	42,900	25,602
	Allianz Ayudhya Capital PCL	3,900	4,129
	Amata Corp. PCL	289,800	108,788
	Ananda Development PCL	738,700	33,655
	AP Thailand PCL	868,604	174,181
*	Asia Aviation PCL	627,800	28,804
	Asia Plus Group Holdings PCL	518,200	27,600
	Asia Sermkij Leasing PCL	53,000	30,609
	Asian Insulators PCL	416,640	27,003
	B Grimm Power PCL	100,300	126,310
	Bangchak Corp. PCL	383,900	178,601
	Bangkok Aviation Fuel Services PCL	105,350	66,926
	Bangkok Bank PCL	26,400	82,163
	Bangkok Bank PCL	3,900	12,106
	Bangkok Chain Hospital PCL	361,975	160,271
	Bangkok Dusit Medical Services PCL, Class F	443,400	248,961
	Bangkok Expressway & Metro PCL	1,166,202	306,822
	Bangkok Land PCL	5,761,300	179,304
*	Bangkok Life Assurance PCL	78,400	45,026
*	Bangkok Ranch PCL	202,500	10,980
	Banpu PCL	674,600	141,770
	Banpu PCL	204,750	43,029
	Banpu Power PCL	98,500	42,033
*	BEC World PCL	370,200	54,875
	Berli Jucker PCL	163,700	151,003
*	Better World Green PCL	408,300	5,633
	BTS Group Holdings PCL	174,100	49,715
	Bumrungrad Hospital PCL	91,500	267,153
*	Buriram Sugar PCL	123,700	10,319
	Cal-Comp Electronics Thailand PCL, Class F	604,518	44,610
	Carabao Group PCL, Class F	43,600	153,179
	Central Pattana PCL	173,600	214,441
*	Central Plaza Hotel PCL	200,200	126,540
*	Central Retail Corp. PCL	12,192	10,464
*	CH Karnchang PCL	343,100	164,023
	Charoen Pokphand Foods PCL	982,700	796,123
	Chularat Hospital PCL, Class F	1,240,700	100,315
*	COL PCL	14,000	8,445
	Com7 PCL, Class F	177,600	233,628
*	Country Group Development PCL	645,200	13,249
*	CP ALL PCL	334,500	576,863
	Delta Electronics Thailand PCL	12,700	72,938
	Dhipaya Insurance PCL	144,400	107,486
	Do Day Dream PCL	24,500	11,005
	Dynasty Ceramic PCL	1,335,900	98,583
	Eastern Polymer Group PCL, Class F	155,800	24,694
	Eastern Power Group PCL	214,032	26,645
	Eastern Water Resources Development and Management PCL, Class F	104,600	30,205
	Electricity Generating PCL	22,300	118,771
	Energy Absolute PCL	156,500	190,808
	Erawan Group PCL (The)	739,500	53,622
*	Esso Thailand PCL	390,600	75,820
	Forth Corp. PCL	142,300	25,796
	Forth Smart Service PCL	124,000	27,054

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	GFPT PCL	173,500	$63,460
	Global Green Chemicals PCL, Class F	90,900	21,145
	Global Power Synergy PCL, Class F	99,928	165,919
	Gunkul Engineering PCL	437,640	28,645
	Haad Thip PCL	43,300	48,277
	Hana Microelectronics PCL	251,900	363,696
	Home Product Center PCL	640,957	287,909
	Ichitan Group PCL	150,200	49,155
	Indorama Ventures PCL	389,900	276,467
*	Interlink Communication PCL	43,050	6,851
	Intouch Holdings PCL	14,000	24,031
	Intouch Holdings PCL, Class F	21,100	36,219
	IRPC PCL	3,608,100	233,845
*	Italian-Thai Development PCL	1,478,354	42,215
	Jasmine International PCL	1,777,700	147,155
	JWD Infologistics PCL	211,000	46,712
	Kang Yong Electric PCL	100	988
	Karmarts PCL	136,400	14,004
	Kasikornbank PCL	27,200	66,544
	Kasikornbank PCL	78,700	192,536
	KCE Electronics PCL	163,700	204,838
	KGI Securities Thailand PCL	616,400	54,980
	Khon Kaen Sugar Industry PCL	815,184	59,633
	Kiatnakin Phatra Bank PCL	73,600	93,277
	Krung Thai Bank PCL	482,075	133,792
	Krungthai Card PCL	265,000	335,847
	Lam Soon Thailand PCL	77,800	10,833
	Land & Houses PCL	260,000	53,389
	Lanna Resources PCL	105,750	19,679
	LH Financial Group PCL	2,170,700	61,985
*	Loxley PCL	518,575	21,630
	LPN Development PCL	464,200	56,596
	Major Cineplex Group PCL	234,800	97,182
	MBK PCL	287,200	99,519
*	MCOT PCL	60,600	5,483
	MCS Steel PCL	202,200	82,392
	Mega Lifesciences PCL	152,400	169,917
*	Minor International PCL	347,092	185,977
	MK Restaurants Group PCL	71,000	103,650
*	Mono Next P.C.L., Class F	699,300	60,131
*	Muangthai Capital PCL	140,600	246,983
	Namyong Terminal PCL	52,000	5,339
	Netbay PCL	32,500	25,965
	Origin Property PCL, Class F	411,500	87,139
	Plan B Media Pcl, Class F	230,500	39,936
	Platinum Group PCL (The), Class F	28,600	1,854
	Polyplex Thailand PCL	146,200	113,048
*	Precious Shipping PCL	394,300	61,484
	Premier Marketing PCL	112,400	26,687
	Prima Marine PCL	176,800	43,962
*	Principal Capital PCL	136,700	11,316
	Property Perfect PCL	3,479,190	36,838
	Pruksa Holding PCL	307,700	96,750
	PTG Energy PCL	449,700	274,141
	PTT Exploration & Production PCL	247,285	624,808
	PTT Global Chemical PCL	310,445	398,421
	PTT PCL	881,340	876,604
	Pylon PCL	76,800	8,477
	Quality Houses PCL	2,688,009	179,387

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Raimon Land PCL	859,600	$15,445
	Rajthanee Hospital PCL	74,800	51,599
	Ratch Group PCL	59,699	89,067
	Ratchthani Leasing PCL	1,152,750	128,710
*	Regional Container Lines PCL	173,100	35,822
	Rojana Industrial Park PCL	383,190	47,211
	RS PCL	136,700	80,702
	S 11 Group PCL	82,600	16,564
	Sabina PCL	75,100	50,119
*	Sahakol Equipment PCL	128,400	6,180
	Samart Corp. PCL	115,700	18,116
	Samart Telcoms PCL	153,700	23,967
	Sansiri PCL	3,544,233	65,955
	Sappe PCL	66,500	46,727
	SC Asset Corp. PCL	641,562	47,344
	SEAFCO PCL	154,000	22,531
	Sena Development PCL	203,000	17,455
	Sermsang Power Corp. Co., Ltd.	88,400	19,570
	Siam Cement PCL (The)	10,900	118,206
	Siam Cement PCL (The)	11,400	123,629
	Siam City Cement PCL	15,435	58,684
	Siam Commercial Bank PCL (The)	128,300	267,570
	Siam Future Development PCL	370,312	50,615
	Siam Global House PCL	216,101	110,243
	Siam Wellness Group PCL, Class F	254,100	46,063
	Siamgas & Petrochemicals PCL	488,800	141,931
	Singha Estate PCL	838,964	29,879
	Sino-Thai Engineering & Construction PCL	61,600	19,962
	SNC Former PCL	8,800	2,795
	Somboon Advance Technology PCL	163,550	69,791
	SPCG PCL	257,400	163,520
*	Sri Trang Agro-Industry PCL	92,260	105,825
*	Sri Trang Agro-Industry PCL	280,720	321,994
	Srisawad Corp. PCL	211,310	335,601
*	Srithai Superware PCL	372,000	7,281
	Star Petroleum Refining PCL	970,500	165,032
	Supalai PCL	624,775	314,718
	Super Energy Corp. PCL	7,223,400	192,361
	Syntec Construction PCL	228,200	9,372
	TAC Consumer PCL, Class F	68,700	14,548
	Taokaenoi Food & Marketing PCL, Class F	221,700	79,668
*	Tata Steel Thailand PCL	1,030,600	12,235
*	Thai Airways International PCL	358,500	33,127
	Thai Oil PCL	342,800	376,703
*	Thai Reinsurance PCL	426,400	18,332
	Thai Solar Energy PCL, Class F	169,596	13,604
	Thai Stanley Electric PCL, Class F	9,600	44,508
	Thai Union Group PCL, Class F	307,940	150,178
	Thai Vegetable Oil PCL	190,400	207,704
	Thai Wah PCL, Class F	109,900	11,989
	Thaifoods Group PCL	383,800	49,503
	Thaire Life Assurance PCL	112,800	9,772
	Thanachart Capital PCL	54,500	48,087
	Thitikorn PCL	40,900	9,120
	Thoresen Thai Agencies PCL	406,851	36,028
	Tipco Asphalt PCL	162,000	79,005
	TIPCO Foods PCL	85,900	15,434
	Tisco Financial Group PCL	96,900	219,962
	TMB Bank PCL	6,352,086	165,082

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	TMT Steel PCL	187,600	$29,614
	Total Access Communication PCL	235,300	232,148
	Total Access Communication PCL	46,900	46,272
	TPI Polene PCL	2,708,800	119,937
	TPI Polene Power PCL	387,300	52,191
	True Corp. PCL	3,979,942	347,331
	True Corp. PCL	999,565	87,232
	TTCL PCL	45,600	5,530
	TTW PCL	346,900	129,110
*	U City PCL, Class F	1,069,300	37,396
	Union Auction PCL	87,400	33,370
	Unique Engineering & Construction PCL	219,345	28,573
	United Paper PCL	133,000	57,608
	Univanich Palm Oil PCL	44,900	7,030
	Univentures PCL	288,800	20,941
*	Vanachai Group PCL	244,900	24,123
	VGI PCL	89,600	17,249
	Vinythai PCL	28,500	22,037
	Vinythai PCL	79,400	61,395
	WHA Corp. PCL	1,301,900	99,415
	WHA Utilities and Power PCL	315,800	42,353
	Workpoint Entertainment PCL	92,100	29,107

TOTAL THAILAND			20,644,126

TURKEY — (0.2%)
*	Akbank T.A.S.	251,079	142,440
	Aksa Akrilik Kimya Sanayii A.S.	76,816	74,218
*	Aksa Enerji Uretim A.S.	80,778	59,551
	Aksigorta A.S.	80,848	67,998
*	Albaraka Turk Katilim Bankasi A.S.	343,811	66,731
	Alkim Alkali Kimya A.S.	52,780	87,299
	Anadolu Anonim Turk Sigorta Sirketi	54,184	43,035
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	40,924	95,080
	Anadolu Hayat Emeklilik A.S.	18,435	17,769
*	Arcelik A.S.	46,518	149,599
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	27,489	54,906
	Aygaz A.S.	12,361	15,601
*	Bera Holding A.S.	129,318	138,922
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	15,396
	BIM Birlesik Magazalar A.S.	36,598	289,361
*	Bursa Cimento Fabrikasi A.S.	36,406	27,964
*	Coca-Cola Icecek A.S.	36,806	197,726
	EGE Endustri VE Ticaret A.S.	615	67,095
Ω	Enerjisa Enerji A.S.	62,099	66,767
	Eregli Demir ve Celik Fabrikalari TAS	123,945	141,738
*	Fenerbahce Futbol A.S.	11,697	48,711
	Ford Otomotiv Sanayi A.S.	9,472	122,544
*	Global Yatirim Holding A.S.	41,016	25,980
	GSD Holding A.S.	90,000	22,592
	Hektas Ticaret TAS	54,987	79,971
*	Ihlas Holding A.S.	101,201	12,845
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	57,261
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	179,831	66,512
*	Kerevitas Gida Sanayi ve Ticaret A.S.	46,554	35,610
	KOC Holding A.S.	11,665	19,745
	Kordsa Teknik Tekstil A.S.	17,804	23,174
*	Koza Altin Isletmeleri A.S.	8,332	73,623
*	Logo Yazilim Sanayi Ve Ticaret A.S.	12,045	133,689
*Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	43,737

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Migros Ticaret A.S.	21,932	$97,822
*	Oyak Cimento Fabrikalari A.S.	2	2
*	Pegasus Hava Tasimaciligi A.S.	26,634	126,333
*	Petkim Petrokimya Holding A.S.	157,223	76,794
	Polisan Holding A.S.	17,402	7,817
*	Sekerbank Turk A.S.	197,155	42,723
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	79,058
	TAV Havalimanlari Holding A.S.	65,370	107,639
	Tekfen Holding A.S.	53,328	83,866
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	100,789
*	Tupras Turkiye Petrol Rafinerileri A.S.	5,050	45,155
*	Turk Hava Yollari AO	226,248	243,436
	Turk Telekomunikasyon A.S.	66,604	50,979
	Turkcell Iletisim Hizmetleri A.S.	161,092	278,946
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	40,382
*	Turkiye Garanti Bankasi A.S.	136,402	107,691
*	Turkiye Halk Bankasi A.S.	115,310	64,719
*	Turkiye Is Bankasi A.S., Class C	35,343	21,601
*	Turkiye Sinai Kalkinma Bankasi A.S.	842,363	256,377
	Turkiye Sise ve Cam Fabrikalari A.S.	456,113	332,777
*	Turkiye Vakiflar Bankasi TAO, Class D	271,165	123,360
*	Ulker Biskuvi Sanayi A.S.	135,931	327,865
*	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	74,672
*	Yapi ve Kredi Bankasi A.S.	286,653	73,601
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	91,955

TOTAL TURKEY			5,441,549

UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	119,189	188,682
	Abu Dhabi Islamic Bank PJSC	358,838	422,334
	Agthia Group PJSC	13,920	16,057
	Air Arabia PJSC	651,029	193,572
	Aldar Properties PJSC	690,433	509,830
*	Amlak Finance PJSC	229,184	16,630
*	Arabtec Holding PJSC	125,089	18,049
	Aramex PJSC	204,569	219,520
*	DAMAC Properties Dubai Co. PJSC	206,687	60,809
	Dana Gas PJSC	369,207	67,898
*	Deyaar Development PJSC	507,661	37,246
	Dubai Financial Market PJSC	569,593	128,260
	Dubai Investments PJSC	408,812	125,499
	Dubai Islamic Bank PJSC	182,723	206,765
*	DXB Entertainments PJSC	744,746	23,140
*	Emaar Development PJSC	281,412	172,992
*	Emaar Malls PJSC	638,946	254,798
	Emirates NBD Bank PJSC	116,916	299,669
	Emirates Telecommunications Group Co. PJSC	99,297	454,938
*	Eshraq Investments PJSC	251,835	20,626
	First Abu Dhabi Bank PJSC	103,382	318,561
*	Gulf Navigation Holding PJSC	157,415	17,832
*	Manazel Real Estate PJSC	283,051	24,037
	National Central Cooling Co. PJSC	40,730	27,338
	RAK Properties PJSC	103,684	10,849
	Ras Al Khaimah Ceramics	87,879	32,994

TOTAL UNITED ARAB EMIRATES			3,868,925

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (8.2%)
*	4imprint Group P.L.C.	4,332	$116,137
	888 Holdings P.L.C.	120,773	419,697
*	A.G. Barr P.L.C.	34,345	209,802
*	AA P.L.C.	206,663	61,001
	Admiral Group P.L.C.	33,621	1,197,709
	Afren P.L.C.	357,576	0
	Aggreko P.L.C.	121,107	690,265
	Air Partner P.L.C.	15,229	12,731
	Anglo American P.L.C.	99,826	2,342,235
	Anglo-Eastern Plantations P.L.C.	542	3,350
	Antofagasta P.L.C.	84,007	1,120,164
*	Arrow Global Group P.L.C.	67,519	109,599
	Ashmore Group P.L.C.	86,271	399,137
	Ashtead Group P.L.C.	79,525	2,873,819
*	ASOS P.L.C.	7,912	451,409
	Associated British Foods P.L.C.	35,330	776,968
	AstraZeneca P.L.C., Sponsored ADR	178,391	8,948,093
	AstraZeneca P.L.C.	1,641	164,765
Ω	Auto Trader Group P.L.C.	232,009	1,744,343
	AVEVA Group P.L.C.	1,372	76,157
	Aviva P.L.C.	588,827	1,964,075
	Avon Rubber P.L.C.	8,717	444,052
	B&M European Value Retail SA	332,214	2,084,945
	Babcock International Group P.L.C.	217,181	611,817
	BAE Systems P.L.C.	298,043	1,532,057
*	Balfour Beatty P.L.C.	247,888	685,079
*	Bank of Georgia Group P.L.C.	17,935	208,567
*	Barclays P.L.C., Sponsored ADR	200,558	1,109,086
*	Barclays P.L.C.	709,856	983,912
*	Barratt Developments P.L.C.	105,086	656,849
	Beazley P.L.C.	79,388	302,649
	Begbies Traynor Group P.L.C.	12,000	12,987
	Bellway P.L.C.	64,382	1,947,889
	Berkeley Group Holdings P.L.C.	28,749	1,511,573
	BHP Group P.L.C., ADR.	75,383	2,930,137
	BHP Group P.L.C.	133,997	2,595,837
Ω	Biffa P.L.C.	2,886	8,082
	Bloomsbury Publishing P.L.C.	21,816	72,201
	Bodycote P.L.C.	118,286	997,487
*	Boohoo Group P.L.C.	235,609	825,739
	BP P.L.C., Sponsored ADR	490,027	7,585,619
	Braemar Shipping Services P.L.C.	3,998	6,368
	Brewin Dolphin Holdings P.L.C.	105,451	331,917
	British American Tobacco P.L.C.	91,804	2,909,762
	Britvic P.L.C.	108,262	1,034,512
	BT Group P.L.C.	1,650,484	2,167,661
	Bunzl P.L.C.	37,449	1,164,150
	Burberry Group P.L.C.	60,755	1,067,029
	Burford Capital, Ltd	55,480	472,575
	C&C Group P.L.C.	81,512	170,782
*	Cairn Energy P.L.C.	146,712	263,756
*	Capita P.L.C.	461,401	147,366
	Capital & Counties Properties P.L.C.	68,634	93,021
	Card Factory P.L.C.	150,506	62,723
	CareTech Holdings P.L.C.	7,081	41,644
	Carnival P.L.C.	12,420	140,409
	Carnival P.L.C., ADR	730	8,614
	Carr’s Group P.L.C.	9,590	12,430
	Castings P.L.C.	1,976	8,190
	Centamin P.L.C.	579,273	931,615

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Centrica P.L.C.	1,643,981	$791,736
	Charles Stanley Group P.L.C.	382	1,196
	Chemring Group P.L.C.	93,062	315,041
	Chesnara P.L.C.	26,225	89,074
	Cineworld Group P.L.C.	446,619	165,184
*	Circassia Group P.L.C.	20,894	5,859
	City of London Investment Group P.L.C.	4,266	22,212
	Clarkson P.L.C.	4,475	116,556
	Clipper Logistics P.L.C.	5,686	32,084
	Close Brothers Group P.L.C.	44,663	622,788
	CLS Holdings P.L.C.	40,603	104,280
Ω	CMC Markets P.L.C.	52,183	226,616
	Coca-Cola HBC AG.	27,021	613,788
	Compass Group P.L.C.	121,028	1,656,599
	Computacenter P.L.C.	39,808	1,175,794
Ω	ConvaTec Group P.L.C.	371,928	870,658
	Costain Group P.L.C.	65,361	27,681
Ω	Countryside Properties P.L.C.	67,627	295,370
	Cranswick P.L.C.	11,660	486,048
*	Crest Nicholson Holdings P.L.C.	99,893	284,069
	Croda International P.L.C.	22,057	1,723,930
	Daily Mail & General Trust P.L.C., Class A	25,755	225,484
	DCC P.L.C.	6,834	444,087
*	De La Rue P.L.C.	47,287	82,711
	Debenhams P.L.C.	2,131,609	0
	Devro P.L.C.	104,102	203,722
	DFS Furniture P.L.C.	12,850	34,227
	Diageo P.L.C., Sponsored ADR	20,387	2,653,980
	Diageo P.L.C.	19,831	640,895
*	Dialight P.L.C.	7,092	24,856
*	Dignity P.L.C.	13,885	94,182
	Diploma P.L.C.	44,845	1,291,332
	Direct Line Insurance Group P.L.C.	491,673	1,680,248
	DiscoverIE Group P.L.C.	16,388	122,049
	Dixons Carphone P.L.C.	351,634	438,322
	Domino’s Pizza Group P.L.C.	188,182	807,959
	Drax Group P.L.C.	170,280	652,064
*	DS Smith P.L.C.	422,371	1,549,340
	Dunelm Group P.L.C.	39,290	664,233
	easyJet P.L.C.	57,365	376,168
	Electrocomponents P.L.C.	236,028	2,072,281
*	Elementis P.L.C.	156,648	150,987
	EMIS Group P.L.C.	5,988	77,239
*	EnQuest P.L.C.	478,999	59,220
*Ω	Equiniti Group P.L.C.	30,166	40,356
*	Essentra P.L.C.	81,506	260,114
	Euromoney Institutional Investor P.L.C.	12,982	138,593
	Evraz P.L.C.	107,225	499,313
	Experian P.L.C.	61,660	2,258,845
	FDM Group Holdings P.L.C.	7,533	97,256
	Ferguson P.L.C.	34,587	3,435,165
	Ferrexpo P.L.C.	266,878	658,604
	Fevertree Drinks P.L.C.	7,797	203,420
*	Firstgroup P.L.C.	712,815	379,292
	Flowtech Fluidpower P.L.C.	6,694	6,245
*Ω	Forterra P.L.C.	5,070	11,860
*	Foxtons Group P.L.C.	80,868	35,624
*	Frasers Group P.L.C.	154,524	749,620
	Fresnillo P.L.C.	19,968	301,167

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	G4S P.L.C.	517,780	$1,365,344
	Galliford Try Holdings P.L.C.	55,173	51,027
	Games Workshop Group P.L.C.	8,770	1,179,007
	Gamesys Group P.L.C.	12,370	186,294
	Gamma Communications P.L.C.	643	13,913
*	Gem Diamonds, Ltd	89,068	42,421
	Genel Energy P.L.C.	45,011	65,769
	Genus P.L.C.	4,597	244,306
*	Georgia Capital P.L.C.	10,657	50,809
	GlaxoSmithKline P.L.C., Sponsored ADR	112,341	3,754,436
	GlaxoSmithKline P.L.C.	26,079	435,480
*	Glencore P.L.C.	898,332	1,812,147
	Go-Ahead Group P.L.C. (The)	27,115	205,724
	GoCo Group P.L.C.	90,463	112,925
*	Grafton Group P.L.C.	62,797	545,925
	Grainger P.L.C.	37,621	136,294
	Greencore Group P.L.C.	114,245	133,752
*	Greggs P.L.C.	73,413	1,226,060
	Gulf Keystone Petroleum, Ltd	93,101	84,590
*	GVC Holdings P.L.C.	94,222	1,180,316
*Ω	Gym Group P.L.C. (The)	15,488	27,708
	Halfords Group P.L.C.	89,601	279,189
	Halma P.L.C.	52,883	1,622,851
	Hargreaves Lansdown P.L.C.	30,925	542,922
Ω	Hastings Group Holdings P.L.C.	110,882	358,289
*	Hays P.L.C.	911,393	1,258,506
	Headlam Group P.L.C.	17,127	58,941
	Helical P.L.C.	100,923	444,546
	Henry Boot P.L.C.	2,952	9,446
	Hikma Pharmaceuticals P.L.C.	39,161	1,273,260
	Hill & Smith Holdings P.L.C.	37,142	577,632
	Hilton Food Group P.L.C.	5,319	79,810
*	Hiscox, Ltd	44,790	478,725
*	Hochschild Mining P.L.C.	169,976	484,868
	Hollywood Bowl Group P.L.C.	11,862	19,984
	HomeServe P.L.C.	136,969	1,962,953
*	Horizon Discovery Group P.L.C.	13,727	15,796
*Ω	Hostelworld Group P.L.C.	2,854	1,849
*	Howden Joinery Group P.L.C.	272,281	2,247,910
	HSBC Holdings P.L.C.	85,310	357,499
	HSBC Holdings P.L.C., Sponsored ADR	177,023	3,713,942
	Hunting P.L.C.	62,132	112,403
	Hyve Group P.L.C.	77,961	51,487
*Ω	Ibstock P.L.C.	133,938	278,549
	IMI P.L.C.	162,981	2,185,334
	Imperial Brands P.L.C.	90,005	1,424,571
*	Inchcape P.L.C.	239,911	1,538,961
*	Informa P.L.C.	122,357	663,865
*	InterContinental Hotels Group P.L.C., ADR	10,590	541,577
*	InterContinental Hotels Group P.L.C.	9,638	489,732
	International Consolidated Airlines Group SA	197,808	247,377
*	International Personal Finance P.L.C.	5,985	4,422
	Interserve P.L.C.	391,342	0
	Intertek Group P.L.C.	22,482	1,619,396
	Investec P.L.C.	216,890	403,608
*	ITV P.L.C.	898,247	839,468
*	IWG P.L.C.	408,857	1,341,128
*	J D Wetherspoon P.L.C.	57,099	638,220
	J Sainsbury P.L.C.	436,220	1,138,632

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	James Fisher & Sons P.L.C.	23,025	$338,422
	James Halstead P.L.C.	1,935	11,714
	JD Sports Fashion P.L.C.	149,221	1,435,577
	JET2 P.L.C.	939	10,345
Ω	John Laing Group P.L.C.	12,552	45,808
*	John Menzies P.L.C.	32,521	44,669
*	John Wood Group P.L.C.	304,526	835,952
	Johnson Matthey P.L.C.	27,274	759,226
*	Joules Group P.L.C.	6,431	8,835
	Jupiter Fund Management P.L.C.	131,358	395,752
*Ω	Just Eat Takeaway.com NV	2,635	291,904
*	Just Group P.L.C.	235,998	128,832
	Kainos Group P.L.C.	15,023	240,950
	KAZ Minerals P.L.C.	107,921	880,540
	Keller Group P.L.C.	41,282	271,567
*	Kier Group P.L.C.	46,982	28,711
	Kin & Carta P.L.C.	33,026	34,267
*	Kingfisher P.L.C.	620,172	2,306,410
*	Lamprell P.L.C.	161,109	62,883
	Lancashire Holdings, Ltd.	61,094	504,178
	Legal & General Group P.L.C.	926,473	2,221,316
*	Liberty Global P.L.C., Class A	12,282	233,112
*	Liberty Global P.L.C., Class C	30,121	562,051
	Liontrust Asset Management P.L.C.	607	9,817
*	Lloyds Banking Group P.L.C.	7,881,167	2,869,585
*	Lloyds Banking Group P.L.C., ADR	108,571	153,085
	London Stock Exchange Group P.L.C.	6,680	720,089
	Lookers P.L.C.	158,309	32,302
*	LSL Property Services P.L.C.	7,393	19,629
	M&G P.L.C.	157,955	300,457
	Man Group P.L.C.	764,903	1,067,395
	Marks & Spencer Group P.L.C.	819,240	943,830
*	Marshalls P.L.C.	130,926	1,134,323
	Marston’s P.L.C.	405,089	253,558
	McBride P.L.C.	89,644	71,198
*Ω	McCarthy & Stone P.L.C.	111,794	170,046
*	Mears Group P.L.C.	44,682	61,002
	Mediclinic International P.L.C.	14,240	51,633
	Mediclinic International P.L.C.	125,887	460,959
*	Meggitt P.L.C.	148,609	526,595
*	Melrose Industries P.L.C.	978,047	1,517,213
*	Micro Focus International P.L.C., Sponsored ADR	10,253	29,426
*	Micro Focus International P.L.C.	55,309	155,199
*	Midwich Group P.L.C.	1,835	8,265
*	Mitchells & Butlers P.L.C.	86,860	176,451
	Mitie Group P.L.C.	621,785	226,529
	MJ Gleeson P.L.C.	650	4,877
	Mondi P.L.C.	88,836	1,683,736
	Mondi P.L.C.	28,076	527,110
	Moneysupermarket.com Group P.L.C.	210,992	666,405
*	Morgan Advanced Materials P.L.C.	146,302	474,056
*	Morgan Sindall Group P.L.C.	4,913	70,199
	Mortgage Advice Bureau Holdings, Ltd.	223	2,205
	Motorpoint group P.L.C.	8,534	31,041
	N Brown Group P.L.C.	114,687	84,787
	Naked Wines P.L.C.	10,708	64,516
*	National Express Group P.L.C.	246,321	477,842
	National Grid P.L.C.	24,072	286,347
	National Grid P.L.C., Sponsored ADR	17,656	1,049,645

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	Natwest Group P.L.C.	329,351	$531,032
*	Natwest Group P.L.C., Sponsored ADR	68,436	218,311
	NCC Group P.L.C.	34,461	81,780
	Next Fifteen Communications Group P.L.C.	2,878	16,630
	Next P.L.C.	16,526	1,248,151
*	Ninety One P.L.C.	108,445	291,524
*	NMC Health P.L.C.	7,628	2,090
	Norcros P.L.C.	9,498	21,423
	Numis Corp. P.L.C.	5,503	21,218
*	Ocado Group P.L.C.	7,791	229,756
Ω	On the Beach Group P.L.C.	33,016	92,012
*	OneSavings Bank P.L.C.	85,469	340,931
*	Oxford Instruments P.L.C.	14,691	302,180
*	Pagegroup P.L.C.	211,547	980,048
	Paragon Banking Group P.L.C.	78,028	299,404
*	Parkmead Group P.L.C. (The)	14,461	5,090
	PayPoint P.L.C.	33,851	220,915
	Pearson P.L.C.	49,730	328,555
	Pearson P.L.C., Sponsored ADR	65,631	438,415
*	Pendragon P.L.C.	652,031	109,400
	Pennon Group P.L.C.	39,205	504,549
	Persimmon P.L.C.	87,883	2,660,791
*	Petrofac, Ltd.	103,891	160,052
*	Petropavlovsk P.L.C.	1,374,805	476,184
	Pets at Home Group P.L.C.	130,401	654,872
*	Pharos Energy P.L.C.	188,253	30,286
	Phoenix Group Holdings P.L.C.	131,439	1,128,698
*	Photo-Me International P.L.C.	147,102	93,345
*	Playtech P.L.C.	137,797	607,599
	Plus500, Ltd.	15,603	299,027
	Polar Capital Holdings P.L.C.	536	3,571
*	Polypipe Group P.L.C.	105,396	627,550
	Porvair P.L.C.	3,245	21,353
*	Premier Foods P.L.C.	893,407	1,070,620
*	Premier Oil P.L.C.	644,574	94,984
*	Provident Financial P.L.C.	29,602	89,141
	Prudential P.L.C., ADR	34,490	842,591
	PZ Cussons P.L.C.	34,732	104,256
	QinetiQ Group P.L.C.	243,319	745,239
	Rank Group P.L.C.	79,561	92,883
*	Raven Property Group, Ltd.	51,889	16,137
	Reach P.L.C.	493,049	670,980
	Reckitt Benckiser Group P.L.C.	33,671	2,966,028
	Redde Northgate P.L.C.	92,355	212,459
*	Redrow P.L.C.	125,857	678,573
	RELX P.L.C., Sponsored ADR	56,878	1,122,207
	RELX P.L.C.	19,573	387,309
	RELX P.L.C.	60,337	1,193,737
	Renewi P.L.C.	187,131	51,775
*	Renishaw P.L.C.	8,788	637,582
*	Renold P.L.C.	4,231	562
*	Rentokil Initial P.L.C.	343,291	2,337,196
	Restaurant Group P.L.C. (The)	289,701	152,176
	Rhi Magnesita NV	6,143	205,950
	Ricardo P.L.C.	15,024	70,258
*	Rightmove P.L.C.	244,958	1,960,442
	Rio Tinto P.L.C.	18,215	1,030,265
	Rio Tinto P.L.C., Sponsored ADR	108,298	6,148,077
*	RM P.L.C.	10,751	23,969

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Robert Walters P.L.C.	20,483	$105,967
	Rolls-Royce Holdings P.L.C.	195,683	181,117
	Rotork P.L.C.	275,326	1,003,138
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	290,874	7,024,607
	Royal Dutch Shell P.L.C., Class B.	191,029	2,303,682
	Royal Mail P.L.C.	357,518	1,052,324
*	RPS Group P.L.C.	95,848	63,088
	RSA Insurance Group P.L.C.	196,511	1,079,159
*	Saga P.L.C.	15,333	27,446
	Sage Group P.L.C. (The)	119,326	981,805
*	Savills P.L.C.	101,101	1,088,887
	Schroders P.L.C.	11,472	388,642
	Schroders P.L.C.	6,639	158,400
*	SDL P.L.C.	15,559	139,164
*	Senior P.L.C.	216,927	154,301
	Severfield P.L.C.	55,690	39,887
	Severn Trent P.L.C.	20,468	644,172
*	SIG P.L.C.	232,123	72,202
	Signature Aviation P.L.C.	367,958	1,126,754
	Smith & Nephew P.L.C.	61,606	1,069,735
	Smiths Group P.L.C.	27,073	466,467
	Softcat P.L.C.	58,355	850,678
	Spectris P.L.C.	33,908	1,088,286
	Speedy Hire P.L.C.	143,418	97,988
	Spirax-Sarco Engineering P.L.C.	12,847	1,878,130
Ω	Spire Healthcare Group P.L.C.	126,013	194,277
	Spirent Communications P.L.C.	153,840	577,552
	SSE P.L.C.	214,022	3,509,850
	SSP Group P.L.C.	153,221	371,025
	St James’s Place P.L.C.	35,949	418,973
	St. Modwen Properties P.L.C.	92,995	399,414
	Stagecoach Group P.L.C.	264,710	130,355
*	Standard Chartered P.L.C.	406,286	1,856,647
	Standard Life Aberdeen P.L.C.	406,407	1,184,177
	SThree P.L.C.	31,206	99,496
*	Stobart Group, Ltd	63,905	15,305
	Stock Spirits Group P.L.C.	41,281	113,169
*	Studio Retail Group P.L.C.	17,046	52,986
	Superdry P.L.C.	33,500	78,152
	Synthomer P.L.C.	125,246	612,034
	T Clarke P.L.C.	15,864	17,352
	TalkTalk Telecom Group P.L.C.	238,145	296,808
	Tate & Lyle P.L.C.	180,182	1,388,983
*	Taylor Wimpey P.L.C.	1,319,739	1,808,165
	Ted Baker P.L.C.	25,183	33,385
	Telecom Plus P.L.C.	33,655	579,682
*	Telit Communications P.L.C.	6,860	11,896
	Tesco P.L.C.	1,023,060	2,722,922
#	Thomas Cook Group P.L.C.	631,386	0
	Topps Tiles P.L.C.	70,051	39,232
	TP ICAP P.L.C.	343,934	851,676
*	Travis Perkins P.L.C.	70,915	973,966
	Trifast P.L.C.	13,102	20,528
*	TT Electronics P.L.C.	46,202	117,318
	TUI AG	63,010	247,354
	TUI AG	47,881	187,955
*	Tullow Oil P.L.C.	841,969	220,884
*	Tyman P.L.C.	4,875	16,857
	U & I Group P.L.C.	36,616	26,573

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	UDG Healthcare P.L.C.	21,630	$203,301
	Ultra Electronics Holdings P.L.C.	37,288	909,786
	Unilever P.L.C., Sponsored ADR	77,830	4,423,079
	Unilever P.L.C.	12,127	691,103
	United Utilities Group P.L.C.	61,673	689,431
	Urban & Civic P.L.C.	3,852	10,231
*	Vectura Group P.L.C.	366,678	489,215
	Vesuvius P.L.C.	61,392	317,555
	Victrex P.L.C.	29,693	709,523
*	Virgin Money UK P.L.C.	274,736	333,140
*	Vistry Group P.L.C.	106,702	752,890
*	Vitec Group P.L.C. (The)	9,290	85,897
	Vodafone Group P.L.C.	2,677,476	3,571,668
	Volex P.L.C.	1,437	4,489
	Volution Group P.L.C.	322	810
	Watkin Jones P.L.C.	12,262	21,288
*	Weir Group P.L.C (The)	41,961	779,541
	WH Smith P.L.C.	43,220	558,698
*	Whitbread P.L.C.	24,234	674,741
	William Hill P.L.C.	458,223	1,627,368
*	Wilmington P.L.C.	3,357	5,587
	Wincanton P.L.C.	28,616	77,112
	Wm Morrison Supermarkets P.L.C.	477,238	1,007,389
	WPP P.L.C., Sponsored ADR	18,997	758,930
	WPP P.L.C.	121,750	972,452
*	Xaar P.L.C.	19,001	32,251

TOTAL UNITED KINGDOM			262,987,022

UNITED STATES — (0.0%)
	Textainer Group Holdings, Ltd.	1,529	21,589

TOTAL COMMON STOCKS			3,156,084,765

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.2%)
	Alpargatas SA	7,443	52,561
	Banco ABC Brasil SA	38,821	82,541
*	Banco ABC Brasil SA	460	976
	Banco Bradesco SA	22,456	78,898
	Banco do Estado do Rio Grande do Sul SA, Class B	94,839	198,341
	Banco Pan SA	32,678	42,485
	Braskem SA, Class A	14,800	58,912
	Centrais Eletricas Brasileiras SA, Class B	24,904	134,504
	Centrais Eletricas Santa Catarina	4,700	42,176
	Cia de Saneamento do Parana	334,905	277,825
	Cia Energetica de Minas Gerais	143,402	256,166
	Cia Energetica de Sao Paulo, Class B	36,222	168,423
	Cia Energetica do Ceara, Class A	3,232	33,627
	Cia Ferro Ligas da Bahia - FERBASA	15,600	49,427
	Cia Paranaense de Energia	22,005	236,849
*	Eucatex SA Industria e Comercio	10,400	13,412
	Gerdau SA	198,623	754,968
*	Gol Linhas Aereas Inteligentes SA	4,592	12,557
	Grazziotin SA	3,100	15,786
	Itau Unibanco Holding SA	219,079	896,483
	Lojas Americanas SA	35,067	141,968
	Marcopolo SA	212,533	90,748
	Petroleo Brasileiro SA	812,708	2,682,611
	Randon SA Implementos e Participacoes	53,600	118,541

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
BRAZIL — (Continued)
Schulz SA	16,300	$33,805
Telefonica Brasil SA	27,800	206,104
Unipar Carbocloro SA	45,636	240,589
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	135,192	256,815

TOTAL BRAZIL		7,178,098

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	10,803	13,136
Embotelladora Andina SA, Class B	60,988	127,184

TOTAL CHILE		140,320

COLOMBIA — (0.0%)
Banco Davivienda SA	9,863	64,040
Grupo Argos SA	4,347	9,659
Grupo Aval Acciones y Valores SA	357,618	82,236
Grupo de Inversiones Suramericana SA	13,796	59,563

TOTAL COLOMBIA		215,498

GERMANY — (0.5%)
Bayerische Motoren Werke AG	12,142	627,784
Biotest AG	4,837	145,384
Draegerwerk AG & Co. KGaA	4,100	329,430
Fuchs Petrolub SE	10,276	528,919
Henkel AG & Co. KGaA	7,178	698,495
Jungheinrich AG	33,703	1,225,343
Porsche Automobil Holding SE	22,687	1,215,396
Sartorius AG	7,040	2,979,891
Schaeffler AG	35,561	216,543
Sixt SE.	10,712	507,181
STO SE & Co. KGaA	1,263	157,987
Villeroy & Boch AG	6,080	87,831
Volkswagen AG	34,797	5,068,673

TOTAL GERMANY		13,788,857

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	120	3,479

UNITED KINGDOM — (0.0%)
McBride P.L.C.	986,084	1,278

TOTAL PREFERRED STOCKS		21,327,530

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* CVC Brasil Operadora e Agencia de Viagens SA Warrants 1/29/21	7,022	2,435

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	153,369	110,426
* Pan American Silver Corp. Rights 02/22/29	80,828	58,196

TOTAL CANADA		168,622

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	4,884	0

FRANCE — (0.0%)
* Technicolor SA 9/22/24	3,579	295

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (0.0%)
*	Grammer AG Rights 11/12/20	641	$302

HONG KONG — (0.0%)
*	Jiayuan International Group, Ltd. Rights 11/30/20	6,297	0

INDIA — (0.0%)
	Arvind Fashions, Ltd. Rights 04/17/20	0	0

ISRAEL — (0.0%)
	Arko Holdings, Ltd. Rights 05/10/20	0	0

ITALY — (0.0%)
*	Banca Monte dei Paschi di Siena SpA Rights 11/21/20	3,025	0
*	Cattolica Assicurazioni Rights 11/26/20	70,256	0

TOTAL ITALY			0

MALAYSIA — (0.0%)
*	JAKS Resources Bhd Rights 11/12/20	321,120	20,094
*	Vizione Holdings Bhd Warrants 8/24/23	92,160	2,884

TOTAL MALAYSIA			22,978

NORWAY — (0.0%)
	XXL ASA Rights 05/28/20	0	0

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0

SOUTH KOREA — (0.0%)
*	Doosan Fuel Cell Co., Ltd. Rights 12/8/20	1,114	7,756
*	Doosan Heavy Industries & Construction Co., Ltd. Rights 12/4/20	24,111	87,332
	HLB, Inc. Rights 05/29/20	0	0

TOTAL SOUTH KOREA			95,088

SPAIN — (0.0%)
*	Vidrala SA Rights 11/5/20	7,255	34,600

TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 10/5/20	1,801	567
*	Da Li Development Co., Ltd. Rights 11/12/20	2,231	363
*	Etron Technology, Inc. Rights 11/16/20	9,650	708
*	Nuvoton Technology Corp. Rights 10/28/20	12,031	1,430
*	Supreme Electronics Co., Ltd. Rights 10/28/20	18,954	0
*	Tai Tung Communication Co., Ltd. Rights 11/9/20	4,848	195

TOTAL TAIWAN			3,263

THAILAND — (0.0%)
*	MBK-W1, Inc. Warrants 1/21/21	11,488	2,875
*	Minor International PCL 07/31/23	4,741	943
*	Srisawad Corp. P.C.L. Warrants 8/29/25	8,452	2,224

TOTAL THAILAND			6,042

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (0.0%)
* Rolls-Royce Holdings P.L.C. Rights 11/11/20	652,277	$329,560

TOTAL RIGHTS/WARRANTS		663,185

TOTAL INVESTMENT SECURITIES (Cost $ 2,908,013,347)		3,178,075,480

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	2,114,592	24,467,949

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,932,476,614)		$3,202,543,429

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,901,119	$133,565,461	—	$136,466,580
Austria	—	10,052,455	—	10,052,455
Belgium	991,345	23,855,844	—	24,847,189
Brazil	41,307,960	—	—	41,307,960
Canada	205,094,890	973,455	—	206,068,345
Chile	1,252,828	4,294,459	—	5,547,287
China	47,778,718	320,019,551	—	367,798,269
Colombia	1,716,548	—	—	1,716,548
Czech Republic	—	973,893	—	973,893
Denmark	1,330,190	51,144,999	—	52,475,189
Egypt	223,196	145,558	—	368,754
Finland	—	36,696,410	—	36,696,410
France	2,900,024	162,229,951	—	165,129,975
Germany	5,866,885	131,291,221	—	137,158,106
Greece	1,118	2,024,222	—	2,025,340
Hong Kong	585,901	64,012,346	—	64,598,247
Hungary	—	2,015,070	—	2,015,070
India	4,275,297	107,655,407	—	111,930,704
Indonesia	242,117	16,809,440	—	17,051,557
Ireland	6,549,359	13,761,506	—	20,310,865
Israel	2,199,843	14,946,634	—	17,146,477
Italy	2,823,670	49,145,909	—	51,969,579
Japan	12,010,780	535,099,297	—	547,110,077
Malaysia	—	20,502,403	—	20,502,403
Mexico	22,635,811	496	—	22,636,307
Netherlands	16,810,703	56,536,122	—	73,346,825
New Zealand	61,214	11,826,338	—	11,887,552
Norway	535,742	16,604,595	—	17,140,337
Peru	403,958	—	—	403,958
Philippines	242,280	8,811,560	—	9,053,840
Poland	—	6,523,339	—	6,523,339
Portugal	—	4,467,203	—	4,467,203
Qatar	—	6,346,495	—	6,346,495
Russia	3,771,866	4,737,044	—	8,508,910
Saudi Arabia	27,055	18,718,526	—	18,745,581
Singapore	—	19,554,536	—	19,554,536
South Africa	8,561,300	38,757,100	—	47,318,400
South Korea	4,486,858	130,522,917	—	135,009,775

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	$756,756	$42,566,381	—	$43,323,137
Sweden	142,955	69,609,094	—	69,752,049
Switzerland	15,998,987	143,456,087	—	159,455,074
Taiwan	25,408,028	142,972,929	—	168,380,957
Thailand	20,644,126	—	—	20,644,126
Turkey	40,382	5,401,167	—	5,441,549
United Arab Emirates	—	3,868,925	—	3,868,925
United Kingdom	54,249,020	208,738,002	—	262,987,022
United States	—	21,589	—	21,589
Preferred Stocks
Brazil	7,178,098	—	—	7,178,098
Chile	—	140,320	—	140,320
Colombia	215,498	—	—	215,498
Germany	—	13,788,857	—	13,788,857
South Korea	—	3,479	—	3,479
United Kingdom	—	1,278	—	1,278
Rights/Warrants
Brazil	—	2,435	—	2,435
Canada.	—	168,622	—	168,622
France	—	295	—	295
Germany	—	302	—	302
Malaysia	—	22,978	—	22,978
South Korea	—	95,088	—	95,088
Spain	—	34,600	—	34,600
Taiwan	—	3,263	—	3,263
Thailand	—	6,042	—	6,042
United Kingdom	—	329,560	—	329,560
Securities Lending Collateral	—	24,467,949	—	24,467,949

TOTAL	$522,222,425	$2,680,321,004	—	$3,202,543,429

See accompanying Notes to Financial Statements.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (98.8%)

COMMUNICATION SERVICES — (15.1%)
	Activision Blizzard, Inc.	496,359	$37,589,267
# *	AMC Networks, Inc., Class A	6,800	144,500
	AT&T, Inc.	7,109,251	192,091,962
	ATN International, Inc.	684	30,575
#	Beasley Broadcast Group, Inc., Class A	9,471	11,460
# *	Cars.com, Inc.	39,542	292,215
#	CenturyLink, Inc.	539,862	4,653,610
# *	Charter Communications, Inc., Class A	339,394	204,932,885
	Comcast Corp., Class A	5,775,217	243,945,166
# *	Consolidated Communications Holdings, Inc.	10,700	49,969
*	Discovery, Inc., Class B	1,794	56,547
*	Discovery, Inc., Class C	136,284	2,496,723
*	DISH Network Corp., Class A	83,975	2,140,523
	Entravision Communications Corp., Class A	38,094	69,712
	EW Scripps Co. (The), Class A	81,265	737,886
#	Fox Corp., Class A	211,170	5,600,228
*	Fox Corp., Class B	104,154	2,722,586
#	Gannett Co., Inc.	53,152	61,125
*	GCI Liberty, Inc., Class A	123,145	10,003,068
*	GCI Liberty, Inc., Class B	1,686	144,575
*	Gray Television, Inc.	54,374	689,462
*	Hemisphere Media Group, Inc.	18,877	147,618
*	IAC/InterActiveCorp.	23,037	2,781,027
# *	IMAX Corp.	18,300	210,999
	Interpublic Group of Cos., Inc. (The)	30,820	557,534
*	Iridium Communications, Inc.	51,500	1,360,115
	John Wiley & Sons, Inc., Class A	23,898	739,882
*	Liberty Broadband Corp.	1,905	271,472
*	Liberty Broadband Corp., Class A	24,095	3,386,552
*	Liberty Broadband Corp., Class C	67,601	9,579,738
*	Liberty Latin America, Ltd., Class A	4,700	46,060
*	Liberty Latin America, Ltd., Class C	4,641	45,111
# *	Liberty Media Corp.-Liberty Braves, Class A	7,613	157,589
*	Liberty Media Corp.-Liberty Braves, Class B	762	24,289
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	345,963
# *	Liberty Media Corp.-Liberty Formula One, Class A	17,043	567,532
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	1,604,497
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	3,331,960
# *	Liberty Media Corp.-Liberty SiriusXM, Class B	4,953	180,091
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	7,197,665
*	Lions Gate Entertainment Corp., Class B	1	6
*	Madison Square Garden Entertainment Corp.	9,852	640,380
#	Marcus Corp. (The)	7,499	54,968
*	Match Group, Inc.	49,723	5,806,652
#	Meredith Corp.	44,176	485,936
# *	MSG Networks, Inc., Class A	29,558	264,249
	News Corp., Class A	402,247	5,281,503
	News Corp., Class B	99,903	1,300,737
	Nexstar Media Group, Inc., Class A	51,781	4,266,754
*	ORBCOMM, Inc.	45,543	195,835
# *	Reading International, Inc., Class A	8,800	20,592
	Saga Communications, Inc., Class A	8,693	147,955
	Scholastic Corp.	21,511	425,057
	Spok Holdings, Inc.	9,322	84,644
	TEGNA, Inc.	184,139	2,215,192

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Telephone and Data Systems, Inc.	90,571	$1,539,707
*	T-Mobile US, Inc.	282,437	30,946,622
#	Tribune Publishing Co.	900	10,314
	TripAdvisor, Inc.	17,950	343,025
# *	United States Cellular Corp.	12,191	355,002
#	ViacomCBS, Inc., Class A	14,300	426,998
*	Vonage Holdings Corp.	85,934	909,182
	Walt Disney Co. (The)	498,715	60,469,194
*	Zillow Group, Inc., Class A	26,410	2,359,205
# *	Zillow Group, Inc., Class C	65,484	5,803,192
# *	Zynga, Inc., Class A	640,800	5,760,792

TOTAL COMMUNICATION SERVICES			871,113,431

CONSUMER DISCRETIONARY — (6.7%)
# *	1-800-Flowers.com, Inc., Class A	44,330	879,064
	Aaron’s Holdings Co., Inc.	58,430	3,053,552
	Acushnet Holdings Corp.	2,067	70,547
*	Adtalem Global Education, Inc.	59,964	1,405,556
	Advance Auto Parts, Inc.	20,070	2,955,910
*	American Axle & Manufacturing Holdings, Inc.	91,765	616,661
#	American Eagle Outfitters, Inc.	173,750	2,382,112
*	American Outdoor Brands, Inc.	16,076	243,230
	Aramark	136,783	3,794,360
# *	Asbury Automotive Group, Inc.	6,182	636,622
#	Autoliv, Inc.	53,413	4,048,705
*	AutoNation, Inc.	58,352	3,310,309
# *	Barnes & Noble Education, Inc.	20,210	46,483
	Bassett Furniture Industries, Inc.	2,900	42,804
# *	Beazer Homes USA, Inc.	4,326	52,691
	Best Buy Co., Inc.	15,363	1,713,743
#	Big 5 Sporting Goods Corp.	10,801	79,279
*	Biglari Holdings, Inc., Class B	8	670
#	BJ’s Restaurants, Inc.	20,458	577,120
# *	Boot Barn Holdings, Inc.	32,500	1,040,650
	BorgWarner, Inc.	203,984	7,135,360
	Brunswick Corp.	63,040	4,016,278
# *	Build-A-Bear Workshop, Inc.	25,874	106,860
	Caleres, Inc.	53,097	407,785
	Callaway Golf Co.	108,543	1,681,331
	Canterbury Park Holding Corp.	2,755	32,922
*	Capri Holdings, Ltd.	129,788	2,754,101
#	Carnival Corp.	139,546	1,913,176
	Carriage Services, Inc.	20,916	539,842
# *	Carrols Restaurant Group, Inc.	35,900	210,015
*	Cavco Industries, Inc.	7,600	1,308,264
*	Century Communities, Inc.	14,709	571,298
#	Chico’s FAS, Inc.	32,500	34,775
*	Chuy’s Holdings, Inc.	12,152	255,070
#	Citi Trends, Inc.	5,815	151,830
#	Columbia Sportswear Co.	1,785	133,143
# *	Conn’s, Inc.	25,450	238,467
#	Cooper Tire & Rubber Co.	55,558	1,910,640
	Core-Mark Holding Co., Inc.	96,236	2,632,055
	Culp, Inc.	10,036	124,547
	Dana, Inc.	112,665	1,576,183
*	Deckers Outdoor Corp.	9,229	2,338,352
*	Delta Apparel, Inc.	7,532	125,408
#	Dick’s Sporting Goods, Inc.	83,076	4,706,255
#	Dillard’s, Inc., Class A	75,900	3,395,007

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Dorman Products, Inc.	9,311	$831,193
	DR Horton, Inc.	225,681	15,077,748
	Educational Development Corp.	3,358	55,844
# *	El Pollo Loco Holdings, Inc.	4,415	62,340
	Escalade, Inc.	277	5,155
	Ethan Allen Interiors, Inc.	23,817	382,263
	Expedia Group, Inc.	30,369	2,859,241
	Extended Stay America, Inc.	90,395	1,025,983
*	Fiesta Restaurant Group, Inc.	10,900	94,176
*	Flanigan’s Enterprises, Inc.	865	14,494
	Flexsteel Industries, Inc.	2,068	57,801
	Foot Locker, Inc.	102,986	3,798,124
	Ford Motor Co.	2,868,969	22,177,130
# *	Fossil Group, Inc.	600	3,426
	General Motors Co.	1,095,598	37,830,999
*	Genesco, Inc.	6,456	114,400
	Gentex Corp.	145,810	4,034,563
*	Gentherm, Inc.	37,081	1,716,479
# *	G-III Apparel Group, Ltd.	31,225	420,913
	Goodyear Tire & Rubber Co. (The)	267,257	2,212,888
	Graham Holdings Co., Class B	5,780	2,198,365
*	Green Brick Partners, Inc.	2,594	46,407
#	Group 1 Automotive, Inc.	57,936	6,145,851
#	Guess?, Inc.	59,800	704,444
#	Hamilton Beach Brands Holding Co., Class A	10,413	229,607
#	Harley-Davidson, Inc.	3,372	110,871
#	Haverty Furniture Cos., Inc.	33,479	837,645
# *	Helen of Troy, Ltd.	61,653	11,689,409
# *	Hibbett Sports, Inc.	20,800	786,448
	Hooker Furniture Corp.	14,814	407,385
#	Hyatt Hotels Corp., Class A	14,601	805,099
#	International Game Technology P.L.C.	7,100	58,291
*	J Alexander’s Holdings, Inc.	2,666	14,823
	Johnson Outdoors, Inc., Class A	15,588	1,361,300
*	K12, Inc.	3,100	73,997
	KB Home	30,800	993,300
#	Kohl’s Corp.	144,069	3,067,229
# *	Lakeland Industries, Inc.	9,887	213,263
#	La-Z-Boy, Inc.	56,332	1,928,244
	LCI Industries	10,111	1,108,772
	Lear Corp.	51,273	6,194,291
	Lennar Corp., Class A	224,100	15,738,543
	Lennar Corp., Class B	12,506	711,466
	Lifetime Brands, Inc.	16,431	165,132
	Lithia Motors, Inc., Class A	34,933	8,019,569
*	LKQ Corp.	208,413	6,667,132
*	M/I Homes, Inc.	37,930	1,552,096
#	Macy’s, Inc.	62,400	387,504
# *	MarineMax, Inc.	29,164	874,337
	Marriott Vacations Worldwide Corp.	11,331	1,094,575
* »	Media General, Inc.	25,196	2,363
*	Meritage Homes Corp.	28,156	2,452,106
#	MGM Resorts International	227,871	4,687,306
*	Modine Manufacturing Co.	14,650	93,760
*	Mohawk Industries, Inc.	98,740	10,188,981
*	Monarch Casino & Resort, Inc.	1,103	47,859
#	Monro, Inc.	3,100	130,386
*	Motorcar Parts of America, Inc.	17,638	259,808
	Movado Group, Inc.	21,998	239,998

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Murphy USA, Inc.	34,678	$4,240,773
	Newell Brands, Inc.	126,940	2,241,760
# *	Norwegian Cruise Line Holdings, Ltd.	80,215	1,333,975
#	ODP Corp. (The)	54,901	1,070,570
	Oxford Industries, Inc.	11,400	469,338
	Patrick Industries, Inc.	13,200	735,900
#	Penske Automotive Group, Inc.	43,845	2,243,110
*	Perdoceo Education Corp.	78,974	891,616
	PulteGroup, Inc.	275,833	11,242,953
	PVH Corp.	31,964	1,863,182
	Qurate Retail, Inc., Class A	620,725	4,202,308
#	Ralph Lauren Corp.	13,658	913,037
#	RCI Hospitality Holdings, Inc.	12,026	257,356
# *	Red Robin Gourmet Burgers, Inc.	17,849	214,902
	Rocky Brands, Inc.	8,729	234,810
#	Royal Caribbean Cruises, Ltd.	322,500	18,195,450
	Shoe Carnival, Inc.	32,650	1,011,497
*	Skechers U.S.A., Inc., Class A	146,140	4,634,099
#	Smith & Wesson Brands, Inc.	64,307	1,066,853
	Sonic Automotive, Inc., Class A	22,800	822,168
*	Sportsman’s Warehouse Holdings, Inc.	21,200	276,024
# *	Stamps.com, Inc.	15,800	3,527,192
	Standard Motor Products, Inc.	37,342	1,710,264
	Steven Madden, Ltd.	35,225	845,752
*	Stoneridge, Inc.	25,661	585,841
	Strategic Education, Inc.	123	10,216
#	Strattec Security Corp.	5,224	151,705
	Superior Group of Cos, Inc.	17,956	388,209
# *	Superior Industries International, Inc.	3,408	4,192
*	Tandy Leather Factory, Inc.	9,974	29,822
	Target Corp.	259,962	39,571,416
	Thor Industries, Inc.	38,190	3,230,110
#	Tilly’s, Inc., Class A	18,598	114,192
	Toll Brothers, Inc.	126,380	5,343,346
*	TopBuild Corp.	35,100	5,377,671
*	Unifi, Inc.	41,401	620,601
*	Universal Electronics, Inc.	15,506	574,652
# *	Urban Outfitters, Inc.	31,400	701,476
	Whirlpool Corp.	50,924	9,418,903
#	Winnebago Industries, Inc.	27,135	1,273,988
	Wolverine World Wide, Inc.	28,683	764,976
	Wyndham Hotels & Resorts, Inc.	47,600	2,213,876
# *	ZAGG, Inc.	30,497	86,916
# *	Zumiez, Inc.	2,800	78,400

TOTAL CONSUMER DISCRETIONARY			385,097,551

CONSUMER STAPLES — (7.5%)
	Alico, Inc.	960	27,725
	Andersons, Inc. (The)	30,460	660,677
	Archer-Daniels-Midland Co.	750,362	34,696,739
	Bunge, Ltd.	114,694	6,506,591
*	Cal-Maine Foods, Inc.	1,523	58,407
	Casey’s General Stores, Inc.	26,905	4,535,376
# *	Central Garden & Pet Co.	25,184	981,169
*	Central Garden & Pet Co., Class A	48,121	1,703,002
	Conagra Brands, Inc.	144,700	5,077,523
#	Coty, Inc., Class A	71,506	207,367
*	Darling Ingredients, Inc.	173,938	7,479,334
# *	Farmer Bros Co.	7,800	27,066

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Flowers Foods, Inc.	44,317	$1,044,995
#	Fresh Del Monte Produce, Inc.	39,437	849,079
# *	Hain Celestial Group, Inc. (The)	87,292	2,684,229
	Ingles Markets, Inc., Class A	11,437	410,131
	Ingredion, Inc.	62,317	4,417,652
#	JM Smucker Co. (The)	108,204	12,140,489
	John B. Sanfilippo & Son, Inc.	10,428	758,741
	Kroger Co. (The)	285,863	9,207,647
*	Landec Corp.	37,056	356,108
	Limoneira Co.	6,194	85,663
	Molson Coors Beverage Co., Class B	133,800	4,717,788
#	Molson Coors Brewing Co., Class A	1,417	64,799
	Mondelez International, Inc., Class A	2,081,099	110,547,979
#	Natural Grocers by Vitamin Cottage, Inc.	1,000	10,640
*	Nature’s Sunshine Products, Inc.	1,029	10,722
	Nu Skin Enterprises, Inc., Class A	3,097	152,837
	Oil-Dri Corp. of America	5,047	172,406
*	Performance Food Group Co.	50,855	1,709,237
*	Pilgrim’s Pride Corp.	7,900	132,246
*	Post Holdings, Inc.	72,415	6,220,448
	PriceSmart, Inc.	4,262	294,078
#	Sanderson Farms, Inc.	22,700	2,904,919
	Seaboard Corp.	1,781	6,135,545
*	Seneca Foods Corp., Class A	6,301	232,192
*	Seneca Foods Corp., Class B	300	11,139
*	Simply Good Foods Co. (The)	8,033	151,020
	SpartanNash Co.	33,983	625,627
	Spectrum Brands Holdings, Inc.	6,675	379,607
	Tyson Foods, Inc., Class A	405,030	23,179,867
# *	United Natural Foods, Inc.	2,700	39,339
	Universal Corp.	22,290	888,256
*	US Foods Holding Corp.	208,373	4,354,996
	Village Super Market, Inc., Class A	1,900	43,035
	Walgreens Boots Alliance, Inc.	624,054	21,242,798
	Walmart, Inc.	1,115,621	154,792,414
#	Weis Markets, Inc.	11,602	526,847

TOTAL CONSUMER STAPLES			433,456,491

ENERGY — (4.8%)
	Adams Resources & Energy, Inc.	6,004	114,556
#	Arch Resources, Inc.	17,190	525,154
	Archrock, Inc.	69,200	410,356
*	Bonanza Creek Energy, Inc.	6,200	109,802
# *	Bristow Group, Inc.	3,352	69,655
	Chevron Corp.	1,161,733	80,740,443
*	CNX Resources Corp.	154,203	1,495,769
	ConocoPhillips	1,439,649	41,202,754
# *	CONSOL Energy, Inc.	3,800	14,402
# *	Dawson Geophysical Co.	21,211	37,968
#	Delek US Holdings, Inc.	52,256	525,695
	Devon Energy Corp.	87,794	784,000
#	DMC Global, Inc.	372	13,232
# *	Dorian LPG, Ltd.	13,595	111,479
# *	Earthstone Energy, Inc., Class A	8,400	22,596
	Evolution Petroleum Corp.	17,727	39,177
*	Exterran Corp.	22,548	95,378
	Exxon Mobil Corp.	620,038	20,225,640
# *	Green Plains, Inc.	21,234	320,633
	Halliburton Co.	666,057	8,032,647

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#	Helmerich & Payne, Inc.	62,000	$921,940
	Hess Corp.	146,488	5,452,283
	HollyFrontier Corp.	64,310	1,190,378
#	International Seaways, Inc.	12	162
	Kinder Morgan, Inc.	416,091	4,951,483
#	Kosmos Energy, Ltd.	26,900	26,747
	Marathon Oil Corp.	467,019	1,849,395
	Marathon Petroleum Corp.	1,004,662	29,637,529
*	Matrix Service Co.	17,846	135,630
#	Murphy Oil Corp.	28,000	216,160
#	Nabors Industries, Ltd.	640	18,189
	NACCO Industries, Inc., Class A	6,832	133,156
*	Natural Gas Services Group, Inc.	10,028	87,244
*	Newpark Resources, Inc.	73,721	52,718
*	NexTier Oilfield Solutions, Inc.	1,400	2,646
	Parsley Energy, Inc., Class A	81,213	812,942
	Patterson-UTI Energy, Inc.	1,400	3,584
# *	PDC Energy, Inc.	21,789	259,725
	Phillips 66	723,574	33,761,963
	PHX Minerals, Inc.	10,414	15,621
	Pioneer Natural Resources Co.	111,950	8,906,742
*	ProPetro Holding Corp.	5,764	22,768
*	REX American Resources Corp.	4,050	294,395
# *	SEACOR Holdings, Inc.	18,204	557,589
# *	SEACOR Marine Holdings, Inc.	12,678	21,806
#	SFL Corp., Ltd.	12,481	81,251
# *	SilverBow Resources, Inc.	3,019	14,099
#	SM Energy Co.	24,900	40,089
# *	Southwestern Energy Co.	377,255	1,007,271
	Targa Resources Corp.	26,979	433,013
*	TETRA Technologies, Inc.	31,400	17,443
	Valero Energy Corp.	605,899	23,393,760
	Williams Cos., Inc. (The)	352,897	6,772,093
	World Fuel Services Corp.	28,812	606,493

TOTAL ENERGY			276,589,643

FINANCIALS — (17.8%)
#	1st Constitution Bancorp	692	9,024
	1st Source Corp.	45,305	1,517,264
	Affiliated Managers Group, Inc.	31,797	2,396,540
	Aflac, Inc.	337,222	11,448,687
	Alleghany Corp.	3,115	1,703,687
	Allstate Corp. (The)	157,339	13,963,836
	American Equity Investment Life Holding Co.	89,529	2,222,110
	American Financial Group, Inc.	156,083	11,696,860
	American International Group, Inc.	169,239	5,329,336
	American National Group, Inc.	22,561	1,552,197
	Ameris Bancorp	6,370	186,641
	AmeriServ Financial, Inc.	30,968	85,472
*	Arch Capital Group, Ltd.	9,282	280,409
	Argo Group International Holdings, Ltd.	59,381	2,118,714
	Associated Banc-Corp.	34,231	468,622
	Assurant, Inc.	65,820	8,186,033
#	Assured Guaranty, Ltd.	122,989	3,139,909
	Atlantic Union Bankshares Corp.	68,946	1,743,644
# *	Atlanticus Holdings Corp.	12,567	143,892
	Banc of California, Inc.	4,100	49,200
*	Bancorp, Inc. (The)	14,759	141,686
	BancorpSouth Bank	52,027	1,217,952

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Bank of America Corp.	5,929,136	$140,520,547
	Bank of New York Mellon Corp. (The)	491,755	16,896,702
	Bank OZK	18,531	459,198
	BankFinancial Corp.	16,687	122,649
	BankUnited, Inc.	42,709	1,078,402
	Banner Corp.	34,593	1,275,444
#	Bar Harbor Bankshares	2,733	55,808
	BCB Bancorp, Inc.	1,059	9,626
*	Berkshire Hathaway, Inc., Class B	94,313	19,041,795
	Berkshire Hills Bancorp, Inc.	18,119	236,091
*	Blucora, Inc.	57,127	568,414
#	BOK Financial Corp.	26,900	1,580,106
	Boston Private Financial Holdings, Inc.	14,600	90,228
	Brookline Bancorp, Inc.	90,600	867,948
	Capital City Bank Group, Inc.	14,283	304,371
	Capital One Financial Corp.	333,920	24,402,874
#	Cathay General Bancorp	85,940	2,022,168
#	CCUR Holdings, Inc.	11,740	35,220
	Century Bancorp, Inc., Class A	295	21,113
	Chemung Financial Corp.	300	10,224
	Chubb, Ltd.	64,312	8,354,772
#	Cincinnati Financial Corp.	12,284	868,970
	CIT Group, Inc.	60,259	1,774,628
	Citigroup, Inc.	1,441,183	59,693,800
	Citizens Community Bancorp, Inc.	10,355	78,698
	Citizens Financial Group, Inc.	2,265	61,721
	CME Group, Inc.	14,330	2,159,818
	CNA Financial Corp.	51,474	1,533,410
	CNO Financial Group, Inc.	301,264	5,347,436
	Codorus Valley Bancorp, Inc.	165	2,221
	Columbia Banking System, Inc.	69,936	1,986,882
	Comerica, Inc.	47,590	2,165,821
	Community Bankers Trust Corp.	5,917	32,307
	Community Financial Corp. (The)	408	8,915
	Community Trust Bancorp, Inc.	18,195	578,965
	Community West Bancshares	400	3,224
	ConnectOne Bancorp, Inc.	38,800	598,684
# *	Consumer Portfolio Services, Inc.	26,500	99,375
#	Cowen, Inc., Class A	3,989	85,604
	Cullen/Frost Bankers, Inc.	500	35,135
*	Customers Bancorp, Inc.	2,290	31,648
	Donegal Group, Inc., Class A	12,386	179,721
*	Donnelley Financial Solutions, Inc.	6,900	87,147
	Eagle Bancorp Montana, Inc.	1,000	19,260
	East West Bancorp, Inc.	87,046	3,175,438
	Employers Holdings, Inc.	27,567	882,420
*	Equity Bancshares, Inc., Class A	2,393	43,983
	ESSA Bancorp, Inc.	8,217	104,438
	Evans Bancorp, Inc.	1,681	38,344
	Everest Re Group, Ltd.	34,913	6,880,654
#	FB Financial Corp.	5,150	151,925
	FBL Financial Group, Inc., Class A	24,660	1,225,355
	Federal Agricultural Mortgage Corp., Class A	177	10,239
	Federal Agricultural Mortgage Corp., Class C	9,500	613,605
	FedNat Holding Co.	13,665	70,101
	Fifth Third Bancorp	380,432	8,833,631
	Financial Institutions, Inc.	296	5,248
	First American Financial Corp.	71,961	3,208,741
	First Bancorp	16,138	388,764

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First BanCorp.	149,954	$973,201
	First Busey Corp.	27,120	487,889
	First Business Financial Services, Inc.	964	16,533
	First Citizens BancShares, Inc., Class A	8,627	3,991,713
	First Commonwealth Financial Corp.	81,147	699,487
	First Financial Bancorp	65,406	935,306
	First Financial Corp.	1,147	39,824
	First Financial Northwest, Inc.	25,371	251,427
#	First Hawaiian, Inc.	67,992	1,173,542
	First Horizon National Corp.	185,460	1,930,639
	First Internet Bancorp	5,329	114,680
	First Interstate BancSystem, Inc., Class A	7,320	258,396
	First Merchants Corp.	40,115	1,047,403
	First Midwest Bancorp, Inc.	64,235	806,149
	First United Corp.	1,266	15,091
	Flagstar Bancorp, Inc.	9,232	270,959
	FNB Corp.	80,914	611,710
	Fulton Financial Corp.	140,780	1,547,172
	Global Indemnity Group LLC, Class A	8,282	202,992
	Goldman Sachs Group, Inc. (The)	198,993	37,617,637
	Great Southern Bancorp, Inc.	1,616	66,175
	Great Western Bancorp, Inc.	1,323	17,186
	Guaranty Federal Bancshares, Inc.	1,684	23,778
*	Hallmark Financial Services, Inc.	16,734	45,349
	Hanmi Financial Corp.	3,221	28,957
	Hanover Insurance Group, Inc. (The)	88,829	8,497,382
	Hartford Financial Services Group, Inc. (The)	245,844	9,469,911
	Heartland Financial USA, Inc.	465	15,317
	Hilltop Holdings, Inc.	26,171	596,960
# *	HMN Financial, Inc.	3,456	50,458
	Home Bancorp, Inc.	719	18,148
#	Home BancShares, Inc.	49,545	822,447
	HomeStreet, Inc.	2,200	68,354
	Hope Bancorp, Inc.	95,411	769,967
	Horace Mann Educators Corp.	58,206	1,973,765
	Huntington Bancshares, Inc.	707,863	7,390,090
	Independence Holding Co.	500	18,910
	Independent Bank Corp.	339	19,421
	Independent Bank Group, Inc.	40,199	2,073,464
	International Bancshares Corp.	23,718	656,514
	Investors Bancorp, Inc.	81,912	692,975
	Investors Title Co.	1,069	142,733
#	Janus Henderson Group P.L.C.	11,721	284,820
	JPMorgan Chase & Co.	2,307,658	226,242,790
	Kemper Corp.	40,117	2,473,614
	KeyCorp	526,210	6,830,206
	Lakeland Bancorp, Inc.	55,240	614,821
	Landmark Bancorp, Inc.	2,634	61,767
#	Lincoln National Corp.	22,300	782,730
	Loews Corp.	243,798	8,454,915
	M&T Bank Corp.	35,300	3,656,374
	Mackinac Financial Corp.	6,893	68,447
	Marlin Business Services Corp.	13,787	100,645
# *	MBIA, Inc.	82,267	469,745
	Mercantile Bank Corp	4,422	96,665
	Meridian Bancorp, Inc.	1,000	12,450
	Meridian Corp.	511	8,983
	MetLife, Inc.	318,167	12,042,621
	MGIC Investment Corp.	340,167	3,422,080

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Middlefield Banc Corp.	452	$8,624
	MidWestOne Financial Group, Inc.	346	6,972
	Morgan Stanley	1,127,557	54,291,870
	MVB Financial Corp.	716	11,420
	National Western Life Group, Inc., Class A	900	152,667
	Navient Corp.	61,729	494,449
	Nelnet, Inc., Class A	16,900	1,031,576
	New York Community Bancorp, Inc.	143,245	1,190,366
»	NewStar Financial, Inc.	41,166	4,182
	Northfield Bancorp, Inc.	2,300	23,368
	Northrim BanCorp, Inc.	5,734	163,763
	Northwest Bancshares, Inc.	109,427	1,167,586
	OceanFirst Financial Corp.	5,466	81,826
	OFG Bancorp	34,148	491,390
	Old National Bancorp	66,704	932,522
	Old Republic International Corp.	171,727	2,795,716
	OneMain Holdings, Inc.	68,655	2,395,373
	Oppenheimer Holdings, Inc., Class A	3,097	77,611
*	Pacific Mercantile Bancorp	4,866	18,053
	Pacific Premier Bancorp, Inc.	3,466	88,383
	PacWest Bancorp	88,630	1,705,241
	Parke Bancorp, Inc.	660	7,940
	Peoples Bancorp of North Carolina, Inc.	275	4,755
	Peoples Bancorp, Inc.	15,923	359,860
	People’s United Financial, Inc.	77,200	823,724
	Pinnacle Financial Partners, Inc.	13,681	626,453
	PNC Financial Services Group, Inc. (The)	158,525	17,735,777
	Popular, Inc.	56,536	2,385,819
# *	PRA Group, Inc.	3,923	133,892
	Premier Financial Bancorp, Inc.	9,004	112,550
	Premier Financial Corp.	21,760	391,462
	Principal Financial Group, Inc.	218,754	8,579,532
	Prosperity Bancshares, Inc.	39,489	2,176,239
	Protective Insurance Corp., Class A	300	4,380
	Protective Insurance Corp., Class B	5,098	67,039
	Provident Financial Holdings, Inc.	4,144	52,463
	Provident Financial Services, Inc.	64,659	877,423
	Prudential Bancorp, Inc.	1,222	14,163
	Prudential Financial, Inc.	220,446	14,112,953
	Radian Group, Inc.	167,314	3,003,286
	Regions Financial Corp.	1,302,555	17,323,981
	Reinsurance Group of America, Inc.	153,566	15,513,237
#	Renasant Corp.	44,538	1,269,778
	Riverview Bancorp, Inc.	1,682	7,889
	Safety Insurance Group, Inc.	24,000	1,680,000
	Salisbury Bancorp, Inc.	300	10,152
	Sandy Spring Bancorp, Inc.	10,325	261,739
#	Santander Consumer USA Holdings, Inc.	48,660	989,744
	SB Financial Group, Inc.	1,128	17,303
*	Select Bancorp, Inc.	2,728	20,324
	Selective Insurance Group, Inc.	45,200	2,353,112
	Severn Bancorp, Inc.	1,399	8,674
	Signature Bank	26,062	2,104,246
	Simmons First National Corp., Class A	52,445	891,041
	South State Corp.	7,796	478,674
	Southern National Bancorp of Virginia, Inc.	193	1,864
	State Auto Financial Corp.	15,100	186,334
	State Street Corp.	60,004	3,534,236
	Sterling Bancorp	110,271	1,475,426

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Stewart Information Services Corp.	21,171	$897,439
	Stifel Financial Corp.	73,600	4,302,656
	Synchrony Financial	544,549	13,624,616
	Synovus Financial Corp.	113,409	2,948,634
#	TCF Financial Corp.	154,714	4,209,768
	Territorial Bancorp, Inc.	823	17,456
*	Texas Capital Bancshares, Inc.	22,592	1,016,640
	Timberland Bancorp, Inc.	3,971	75,648
	Tiptree, Inc.	37,071	180,536
	Towne Bank	10,057	182,836
	Travelers Cos., Inc. (The)	168,250	20,309,457
	TriCo Bancshares	854	24,706
	Truist Financial Corp.	345,238	14,541,425
	Trustmark Corp.	53,239	1,245,260
	UMB Financial Corp.	6,961	423,716
	Umpqua Holdings Corp.	52,732	662,314
#	United Bankshares, Inc.	22,529	590,936
	United Community Banks, Inc.	9,172	192,062
	United Fire Group, Inc.	17,415	357,704
	Unity Bancorp, Inc.	3,592	50,360
	Universal Insurance Holdings, Inc.	900	11,223
	Univest Financial Corp.	2,256	35,780
	Unum Group	454,906	8,033,640
#	Valley National Bancorp	45,155	344,984
	Virtus Investment Partners, Inc.	3,700	590,335
	Voya Financial, Inc.	24,457	1,172,224
	Washington Federal, Inc.	97,887	2,084,014
	Waterstone Financial, Inc.	8,526	143,919
	Webster Financial Corp.	22,479	724,049
	Wells Fargo & Co.	1,288,810	27,644,974
	WesBanco, Inc.	34,796	845,195
	Western New England Bancorp, Inc.	13,698	78,900
	Wintrust Financial Corp.	47,328	2,329,957
	WSFS Financial Corp.	40,724	1,290,544
	Zions Bancorp NA	121,745	3,928,711

TOTAL FINANCIALS			1,024,538,415

HEALTH CARE — (19.6%)
	Abbott Laboratories	915,297	96,206,868
	AbbVie, Inc.	22,603	1,923,515
# *	Acadia Healthcare Co., Inc.	68,394	2,438,246
*	Addus HomeCare Corp.	2,044	199,433
*	Alexion Pharmaceuticals, Inc.	102,164	11,763,163
# *	Allscripts Healthcare Solutions, Inc.	33,823	340,936
*	AMN Healthcare Services, Inc.	3,400	221,952
*	AngioDynamics, Inc.	2,154	22,272
# *	Anika Therapeutics, Inc.	14,671	478,568
	Anthem, Inc.	504,640	137,665,792
*	Arena Pharmaceuticals, Inc.	2,796	239,673
	Becton Dickinson and Co.	409	94,532
*	Biogen, Inc.	668	168,383
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,719,076
*	BioSpecifics Technologies Corp.	2,500	220,250
	Bristol-Myers Squibb Co.	298,861	17,468,425
*	Brookdale Senior Living, Inc.	106,229	312,313
*	Catalent, Inc.	16,700	1,465,759
*	Centene Corp.	102,379	6,050,599
	Cigna Corp.	285,386	47,650,900
	CONMED Corp.	43,239	3,371,345

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Cooper Cos., Inc. (The)	13,956	$4,452,662
# *	Covetrus, Inc.	7,558	186,607
*	Cross Country Healthcare, Inc.	33,795	265,291
*	CryoLife, Inc.	17,502	293,334
# *	Cumberland Pharmaceuticals, Inc.	23,319	68,791
	CVS Health Corp.	1,510,745	84,737,687
	Danaher Corp.	375,873	86,277,888
*	DaVita, Inc.	73,290	6,321,262
	DENTSPLY SIRONA, Inc.	67,083	3,165,647
# *	Digirad Corp.	2,671	6,731
*	Elanco Animal Health, Inc.	300	9,303
*	Emergent BioSolutions, Inc.	30,178	2,715,115
*	Envista Holdings Corp.	163,737	4,325,932
# *	Enzo Biochem, Inc.	6,287	11,442
*	Exelixis, Inc.	31,444	643,973
*	FONAR Corp.	1,460	28,674
*	Globus Medical, Inc., Class A	13,207	688,349
# *	Harvard Bioscience, Inc.	16,180	54,688
*	HMS Holdings Corp.	6,400	170,368
*	Horizon Therapeutics P.L.C.	45,000	3,371,850
	Humana, Inc.	198,071	79,085,789
*	Integer Holdings Corp.	41,672	2,435,728
# *	IntriCon Corp.	8,135	101,688
*	Jazz Pharmaceuticals P.L.C.	44,811	6,457,265
	Kewaunee Scientific Corp.	1,631	13,456
*	Laboratory Corp. of America Holdings	9,871	1,971,930
*	LHC Group, Inc.	30,318	6,565,363
	Luminex Corp.	19,129	421,603
*	Magellan Health, Inc.	200	14,454
*»	MedCath Corp.	29,240	0
*	Medpace Holdings, Inc.	800	88,752
	Medtronic P.L.C.	814,175	81,881,580
# *	Meridian Bioscience, Inc.	37,500	643,125
# *	Merit Medical Systems, Inc.	27,130	1,357,857
*	Molina Healthcare, Inc.	18,941	3,531,928
*	Mylan NV	114,871	1,670,224
*	Myriad Genetics, Inc.	1,987	24,698
	National HealthCare Corp.	6,880	435,504
*	Natus Medical, Inc.	16,198	294,966
*	NuVasive, Inc.	4,355	193,493
# *	Omnicell, Inc.	35,405	3,064,303
# *	OraSure Technologies, Inc.	69,400	1,036,836
#	Patterson Cos., Inc.	12,992	323,176
	PerkinElmer, Inc.	76,500	9,910,575
	Perrigo Co. P.L.C.	36,061	1,581,996
	Pfizer, Inc.	3,696,959	131,168,105
	Premier, Inc., Class A	13,070	427,781
*	Prestige Consumer Healthcare, Inc.	111,489	3,682,482
*	Providence Service Corp. (The)	9,300	1,093,215
	Quest Diagnostics, Inc.	20,299	2,479,320
*	Select Medical Holdings Corp.	124,004	2,601,604
	STERIS P.L.C.	200	35,438
*	Supernus Pharmaceuticals, Inc.	523	9,602
# *	Surgalign Holdings, Inc.	48,158	83,795
*	Surmodics, Inc.	5,593	205,543
*	Syneos Health, Inc.	37,367	1,983,440
*	Taro Pharmaceutical Industries, Ltd.	3,478	203,915
	Teleflex, Inc.	19,840	6,313,683
	Thermo Fisher Scientific, Inc.	435,609	206,095,330

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
# *	Triple-S Management Corp., Class B	21,741	$402,643
*	United Therapeutics Corp.	16,900	2,268,487
	UnitedHealth Group, Inc.	89,716	27,375,940
	Universal Health Services, Inc., Class B	38,927	4,264,453
*	Vanda Pharmaceuticals, Inc.	700	7,483
# *	Varex Imaging Corp.	5,400	72,360
	Zimmer Biomet Holdings, Inc.	34,405	4,544,901

TOTAL HEALTH CARE			1,128,243,403

INDUSTRIALS — (14.4%)
	AAR Corp.	35,596	692,698
	ABM Industries, Inc.	76,400	2,652,608
#	Acme United Corp.	1,030	29,046
#	Acuity Brands, Inc.	32,822	2,925,753
*	AECOM	22,080	990,067
*	Aegion Corp.	38,330	540,836
*	Aerovironment, Inc.	35,065	2,677,563
	AGCO Corp.	73,273	5,644,219
	Air Lease Corp.	74,037	2,016,768
*	Air Transport Services Group, Inc.	21,308	597,476
	Alamo Group, Inc.	22,751	2,737,628
	Alaska Air Group, Inc.	114,992	4,357,047
	Albany International Corp., Class A	20,551	1,046,868
	Allegiant Travel Co.	5,054	681,077
	Allied Motion Technologies, Inc.	1,458	55,083
	Altra Industrial Motion Corp.	15,484	662,096
	AMERCO.	29,431	10,217,266
# *	Ameresco, Inc., Class A	981	37,661
*	American Woodmark Corp.	17,504	1,446,005
	Apogee Enterprises, Inc.	36,374	868,975
	Applied Industrial Technologies, Inc.	11,718	715,384
	ARC Document Solutions, Inc.	20,800	24,336
	ArcBest Corp.	12,135	370,360
	Arcosa, Inc.	61,271	2,828,882
	Argan, Inc.	14,321	589,882
*	ASGN, Inc.	55,051	3,670,801
	Astec Industries, Inc.	22,925	1,164,590
# *	Atlas Air Worldwide Holdings, Inc.	29,094	1,721,201
	AZZ, Inc.	19,600	658,364
	Barnes Group, Inc.	52,200	1,915,740
*	Beacon Roofing Supply, Inc.	32,799	1,006,929
*	BMC Stock Holdings, Inc.	52,400	2,074,516
	Brady Corp., Class A	55,500	2,093,460
*	Builders FirstSource, Inc.	28,442	861,793
	CAI International, Inc.	17,082	450,111
	Carlisle Cos., Inc.	42,219	5,229,668
	Carrier Global Corp.	245,098	8,183,822
*	CBIZ, Inc.	39,049	885,241
*	CECO Environmental Corp.	3,773	26,713
# *	Chart Industries, Inc.	23,620	1,994,709
	Chicago Rivet & Machine Co.	700	14,438
*	CIRCOR International, Inc.	6,849	191,087
*	Clean Harbors, Inc.	40,519	2,146,291
# *	Colfax Corp.	17,646	479,795
	Columbus McKinnon Corp.	17,542	594,498
	Comfort Systems USA, Inc.	44,560	2,040,848
# *	Commercial Vehicle Group, Inc.	15,404	90,113
	CompX International, Inc.	500	6,320
	Copa Holdings SA, Class A	28,852	1,421,827

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	CoreLogic, Inc.	96,545	$7,427,207
*	Covenant Logistics Group, Inc.	7,080	97,492
	CRA International, Inc.	7,613	311,752
	Crane Co.	17,597	893,048
	CSW Industrials, Inc.	300	25,659
	CSX Corp.	1,008,000	79,571,520
#	Cubic Corp.	31,381	1,854,931
	Curtiss-Wright Corp.	46,353	3,910,339
	Deere & Co.	12,600	2,846,466
	Delta Air Lines, Inc.	433,135	13,271,256
	Douglas Dynamics, Inc.	30,234	1,031,282
*	Ducommun, Inc.	12,645	416,021
*	DXP Enterprises, Inc.	16,202	253,399
# *	Dycom Industries, Inc.	8,097	525,819
	Eastern Co. (The)	10,193	208,651
	Eaton Corp. P.L.C.	265,270	27,532,373
*	Echo Global Logistics, Inc.	31,380	846,319
	EMCOR Group, Inc.	63,171	4,307,630
	Encore Wire Corp.	24,066	1,112,090
	Enerpac Tool Group Corp.	21,000	374,430
	EnerSys	44,939	3,217,632
	Ennis, Inc	30,835	469,925
	ESCO Technologies, Inc.	29,848	2,497,979
	Espey Manufacturing & Electronics Corp.	1,671	31,491
	Federal Signal Corp.	71,923	2,062,752
	FedEx Corp.	144,562	37,509,502
	Flowserve Corp.	52,147	1,518,521
	Fortune Brands Home & Security, Inc.	123,726	10,005,722
	Forward Air Corp.	5,747	361,889
*	Franklin Covey Co.	3,046	51,538
	Franklin Electric Co., Inc.	21,158	1,263,767
# *	FTI Consulting, Inc.	43,936	4,325,939
#	GATX Corp.	65,445	4,468,585
*	Gencor Industries, Inc.	13,149	152,002
*	Gibraltar Industries, Inc.	34,903	2,005,177
*	Goldfield Corp. (The)	4,304	19,928
	Gorman-Rupp Co. (The)	22,062	685,025
*	GP Strategies Corp.	18,583	179,326
*	Great Lakes Dredge & Dock Corp.	69,820	721,241
#	Greenbrier Cos., Inc. (The)	23,651	638,104
	Griffon Corp.	40,152	860,859
#	Hawaiian Holdings, Inc.	12,054	166,948
	Heartland Express, Inc.	13,705	250,939
	Heidrick & Struggles International, Inc.	18,634	425,787
*	Herc Holdings, Inc.	1,679	74,480
*	Heritage-Crystal Clean, Inc.	7,665	126,319
	Herman Miller, Inc.	23,686	721,712
# *	Hertz Global Holdings, Inc.	50,225	35,158
	Hillenbrand, Inc.	15,748	460,629
*	Houston Wire & Cable Co.	9,200	25,300
	Howmet Aerospace, Inc.	222,905	3,845,111
*	Hub Group, Inc., Class A	1,944	97,453
	Hubbell, Inc.	17,724	2,579,019
	Hurco Cos., Inc.	7,910	236,034
*	Huron Consulting Group, Inc.	16,999	643,582
	Hyster-Yale Materials Handling, Inc.	12,246	519,230
*	IAA, Inc.	18,100	1,024,279
	ICF International, Inc.	31,660	2,070,247
*	Ingersoll Rand, Inc.	193,247	6,752,050

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Insteel Industries, Inc.	17,578	$382,497
	Interface, Inc.	9,774	59,915
	ITT, Inc.	92,819	5,616,478
*	JELD-WEN Holding, Inc.	4,547	95,623
# *	JetBlue Airways Corp.	324,893	3,888,969
	Kadant, Inc.	10,486	1,207,148
	Kaman Corp.	14,056	557,461
	KAR Auction Services, Inc.	18,100	263,536
	Kennametal, Inc.	49,746	1,542,126
	Kimball International, Inc., Class B	38,632	397,910
	Knight-Swift Transportation Holdings, Inc.	84,110	3,195,339
	Knoll, Inc.	8,100	92,826
	Korn Ferry.	63,010	1,902,272
*	Kratos Defense & Security Solutions, Inc.	2,711	51,211
	L3Harris Technologies, Inc.	127,356	20,518,325
*	Lawson Products, Inc.	8,847	364,585
*	LB Foster Co., Class A	4,904	66,498
	LSI Industries, Inc.	15,841	108,352
# *	Lydall, Inc.	15,605	308,823
	Macquarie Infrastructure Corp.	16,662	429,880
	ManpowerGroup, Inc.	57,319	3,890,241
	Marten Transport, Ltd.	119,454	1,833,022
*	Masonite International Corp.	19,500	1,716,000
# *	MasTec, Inc.	63,539	3,154,076
	Matson, Inc.	62,316	3,237,316
	Matthews International Corp., Class A	4,487	97,951
	McGrath RentCorp	22,452	1,281,560
*	Mercury Systems, Inc.	2,055	141,548
# *	Middleby Corp. (The)	6,600	656,964
	Miller Industries, Inc.	20,099	601,764
	Moog, Inc., Class A	35,839	2,235,995
# *	MRC Global, Inc.	97,164	413,919
	MSC Industrial Direct Co., Inc., Class A	3,500	243,810
	Mueller Industries, Inc.	44,012	1,273,267
	Mueller Water Products, Inc., Class A	72,387	749,929
*	MYR Group, Inc.	19,582	837,131
	National Presto Industries, Inc.	5,471	454,585
	Nielsen Holdings P.L.C.	17,000	229,670
	NL Industries, Inc.	100	414
#	NN, Inc.	9,957	53,370
	Norfolk Southern Corp.	545,229	114,018,288
*	Northwest Pipe Co.	5,286	141,665
	nVent Electric P.L.C.	141,034	2,545,664
	Oshkosh Corp.	76,335	5,141,926
	Owens Corning	149,300	9,774,671
	PACCAR, Inc.	165,276	14,111,265
*	PAM Transportation Services, Inc.	6,449	255,380
	Park Aerospace Corp.	9,330	98,805
	Park-Ohio Holdings Corp.	2,542	50,179
	Pentair P.L.C.	75,472	3,755,487
*	Perma-Pipe International Holdings, Inc.	8,900	48,416
*	PGT Innovations, Inc.	49,980	828,668
	Powell Industries, Inc.	5,719	135,140
	Preformed Line Products Co.	400	22,012
	Primoris Services Corp.	34,000	641,580
#	Quad/Graphics, Inc.	6,491	14,735
	Quanex Building Products Corp.	30,731	559,304
	Quanta Services, Inc.	168,307	10,507,406
*	Radiant Logistics, Inc.	42,044	216,106

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Raytheon Technologies Corp.	266,443	$14,473,184
# *	RCM Technologies, Inc.	15,245	19,361
	Regal Beloit Corp.	22,880	2,257,112
	Republic Services, Inc.	429,755	37,891,498
*	Resideo Technologies, Inc.	10,125	102,060
	Resources Connection, Inc.	31,255	335,679
	Rexnord Corp.	66,378	2,129,406
	Rush Enterprises, Inc., Class A	50,254	1,801,103
	Rush Enterprises, Inc., Class B	27,783	873,775
#	Ryder System, Inc.	89,844	4,425,715
# *	Saia, Inc.	29,325	4,330,130
	Schneider National, Inc., Class B	9,398	207,320
*	Sensata Technologies Holding P.L.C.	88,061	3,849,146
	Shyft Group, Inc. (The)	33,020	637,616
*	SIFCO Industries, Inc.	4,527	16,071
	Simpson Manufacturing Co., Inc.	37,725	3,346,962
	SkyWest, Inc.	57,460	1,668,064
	Snap-on, Inc.	38,115	6,004,256
	Southwest Airlines Co.	531,263	21,000,826
*	SPX FLOW, Inc.	15,945	675,271
	Standex International Corp.	22,341	1,387,153
	Stanley Black & Decker, Inc.	129,900	21,589,380
	Steelcase, Inc., Class A	100,669	1,050,984
# *	Stericycle, Inc.	33,600	2,093,280
*	Sterling Construction Co., Inc.	29,900	439,530
#	Terex Corp.	42,936	1,060,090
	Tetra Tech, Inc.	57,122	5,764,181
*	Textainer Group Holdings, Ltd.	10,800	156,168
	Textron, Inc.	77,944	2,790,395
*	Thermon Group Holdings, Inc.	5,700	57,513
	Timken Co. (The)	40,125	2,395,463
	Titan International, Inc.	18,000	49,500
*	Titan Machinery, Inc.	17,783	266,567
	Trane Technologies P.L.C.	213,109	28,290,220
*	Transcat, Inc.	7,700	238,007
*	TriMas Corp.	10,200	248,166
#	Trinity Industries, Inc.	120,734	2,274,629
	Triton International, Ltd.	28,853	1,064,099
*	Twin Disc, Inc.	6,900	34,914
	UFP Industries, Inc.	95,400	4,761,414
*	Ultralife Corp.	3,309	17,074
	UniFirst Corp.	18,705	3,064,066
	Union Pacific Corp.	295,838	52,419,535
*	United Airlines Holdings, Inc.	138,905	4,703,323
*	United Rentals, Inc.	51,618	9,202,973
*	Univar Solutions, Inc.	77,916	1,292,626
*	USA Truck, Inc.	7,482	64,121
	Valmont Industries, Inc.	10,420	1,479,119
*	Vectrus, Inc.	11,269	445,351
*	Veritiv Corp.	9,937	143,093
#	Viad Corp.	23,193	463,860
*	Virco Manufacturing Corp.	12,601	24,698
	VSE Corp.	6,244	180,826
#	Wabash National Corp.	23,800	339,388
	Watts Water Technologies, Inc., Class A	29,209	3,235,481
	Werner Enterprises, Inc.	51,539	1,959,513
*	WESCO International, Inc.	55,106	2,272,571
# *	Willdan Group, Inc.	7,100	185,807
*	Willis Lease Finance Corp.	6,713	142,383

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	WillScot Mobile Mini Holdings Corp.	130,978	$2,433,571
	Woodward, Inc.	14,712	1,170,340
# *	XPO Logistics, Inc.	103,005	9,270,450

TOTAL INDUSTRIALS			827,832,704

INFORMATION TECHNOLOGY — (9.0%)
*	ACI Worldwide, Inc.	2,971	86,664
*	Advanced Energy Industries, Inc.	3,570	240,868
*	Agilysys, Inc.	3,000	81,240
*	Alithya Group, Inc., Class A	11,334	27,202
	Alliance Data Systems Corp.	4,964	255,845
*	Alpha & Omega Semiconductor, Ltd.	20,661	327,684
	Amdocs, Ltd.	99,072	5,585,679
*	Amkor Technology, Inc.	1,400	16,590
	Analog Devices, Inc.	24,652	2,922,002
*	Arrow Electronics, Inc.	171,470	13,355,798
	AstroNova, Inc.	6,285	49,652
	Avnet, Inc.	27,420	676,451
*	Aware, Inc.	14,326	37,821
*	Axcelis Technologies, Inc.	31,733	700,347
# *	AXT, Inc.	24,921	148,280
	Bel Fuse, Inc., Class A	3,574	43,531
	Bel Fuse, Inc., Class B	7,655	89,640
	Belden, Inc.	2,684	82,882
	Benchmark Electronics, Inc.	62,063	1,292,772
	Brooks Automation, Inc.	52,147	2,435,265
*	CACI International, Inc., Class A	27,304	5,693,703
*	CalAmp Corp.	6,602	46,742
*	Calix, Inc.	5,463	127,889
# *	Cardtronics P.L.C., Class A	13,293	236,748
# *	Cerence, Inc.	24,487	1,336,501
*	Ciena Corp.	133,800	5,270,382
*	Cirrus Logic, Inc.	66,501	4,579,924
	CMC Materials, Inc.	13,809	1,963,502
*	Coherent, Inc.	14,758	1,846,816
	Cohu, Inc.	20,008	434,774
# *	CommScope Holding Co., Inc.	9,771	86,962
	Comtech Telecommunications Corp.	15,569	224,194
*	Conduent, Inc.	481	1,676
	Corning, Inc.	785,955	25,126,981
# *	Cree, Inc.	13,400	852,240
	CSP, Inc.	2,414	17,115
	CTS Corp.	66,936	1,850,111
*	CyberOptics Corp.	3,281	75,594
	Daktronics, Inc.	40,433	157,689
# *	Digi International, Inc.	25,438	374,702
*	Diodes, Inc.	48,570	2,808,803
*	DSP Group, Inc.	46,713	615,210
	DXC Technology Co.	228,936	4,217,001
*	EchoStar Corp., Class A	23,551	545,441
*	EMCORE Corp.	744	2,425
*	ePlus, Inc.	17,490	1,180,750
*	Fabrinet	41,355	2,482,127
	Fidelity National Information Services, Inc.	198,899	24,780,826
# *	First Solar, Inc.	30,266	2,634,504
*	Flex, Ltd.	467,295	6,612,224
	FLIR Systems, Inc.	27,487	953,524
*	FormFactor, Inc.	83,395	2,364,248
*	Frequency Electronics, Inc.	7,390	67,545

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Global Payments, Inc.	76,846	$12,121,688
*	GSI Technology, Inc.	2,491	15,220
	Hackett Group, Inc. (The)	18,000	232,560
# *	Harmonic, Inc.	82,383	489,355
	Hewlett Packard Enterprise Co.	894,616	7,729,482
# *	Ichor Holdings, Ltd.	14,000	325,640
# *	II-VI, Inc.	548	24,918
*	Insight Enterprises, Inc.	42,100	2,246,035
	Intel Corp.	4,073,898	180,392,203
	InterDigital, Inc.	21,111	1,181,794
# *	Itron, Inc.	25,301	1,719,203
	Jabil, Inc.	156,633	5,190,818
	Juniper Networks, Inc.	195,414	3,853,564
#	KBR, Inc.	105,229	2,345,554
*	Key Tronic Corp.	17,623	134,640
*	Kimball Electronics, Inc.	23,443	284,129
*	Knowles Corp.	99,915	1,423,789
	Kulicke & Soffa Industries, Inc.	74,988	1,960,186
*	KVH Industries, Inc.	9,596	83,389
*	Lattice Semiconductor Corp.	18,203	635,285
# *	Limelight Networks, Inc.	52,504	185,339
	Littelfuse, Inc.	6,880	1,361,827
*	LiveRamp Holdings, Inc.	7,769	513,453
# *	Lumentum Holdings, Inc.	51,495	4,258,122
	ManTech International Corp., Class A	30,048	1,949,514
	Marvell Technology Group, Ltd.	166,418	6,242,339
	Methode Electronics, Inc.	72,016	2,215,932
*	Micron Technology, Inc.	878,203	44,208,739
	MKS Instruments, Inc.	62,405	6,764,078
	MTS Systems Corp.	20,700	502,596
*	NETGEAR, Inc.	26,028	802,183
# *	Nuance Communications, Inc.	176,892	5,644,624
# *	ON Semiconductor Corp.	379,816	9,529,583
*	Onto Innovation, Inc.	41,970	1,345,978
*	Optical Cable Corp.	10,474	27,966
*	OSI Systems, Inc.	19,200	1,481,472
# *	PAR Technology Corp.	3,113	115,088
#	PC Connection, Inc.	35,467	1,615,522
*	Perceptron, Inc.	1,300	8,970
*	Perficient, Inc.	28,300	1,108,228
	Perspecta, Inc.	114,468	2,052,411
*	Photronics, Inc.	79,712	777,192
*	Plexus Corp.	35,152	2,444,470
*	Qorvo, Inc.	95,832	12,205,164
*	Rambus, Inc.	9,315	128,454
	Richardson Electronics, Ltd.	15,464	65,258
# *	Rogers Corp.	10,243	1,241,657
*	Sanmina Corp.	39,846	973,836
*	ScanSource, Inc.	21,541	432,974
	Science Applications International Corp.	30,919	2,361,284
	SS&C Technologies Holdings, Inc.	51,586	3,054,923
*	Sykes Enterprises, Inc.	21,292	729,038
# *	Synaptics, Inc.	38,700	2,967,129
	SYNNEX Corp.	55,899	7,358,544
	TE Connectivity, Ltd.	197,255	19,110,064
	TESSCO Technologies, Inc.	8,689	53,003
# *	TTM Technologies, Inc.	72,684	862,759
# *	Ultra Clean Holdings, Inc.	39,982	851,217
*	Verint Systems, Inc.	44,826	2,174,958

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
# *	ViaSat, Inc.	22,743	$770,988
*	Viavi Solutions, Inc.	16,203	200,107
*	Virtusa Corp.	30,064	1,512,219
	Vishay Intertechnology, Inc.	151,731	2,461,077
*	Vishay Precision Group, Inc.	16,480	393,707
	Western Digital Corp.	215,907	8,146,171
	Xerox Holdings Corp.	128,558	2,234,338
#	Xperi Holding Corp.	63,080	782,192

TOTAL INFORMATION TECHNOLOGY			516,641,225

MATERIALS — (3.6%)
*	AdvanSix, Inc.	19,500	296,790
#	Albemarle Corp.	92,334	8,606,452
*	Alcoa Corp.	43,626	563,648
	Amcor P.L.C.	213,649	2,228,359
*	Arconic Corp.	64,458	1,401,317
	Ashland Global Holdings, Inc.	112,560	7,853,311
	Avient Corp.	1,985	61,674
*	Berry Global Group, Inc.	8,100	377,703
	Boise Cascade Co.	43,464	1,668,148
	Cabot Corp.	46,280	1,759,103
	Carpenter Technology Corp.	46,452	811,981
*	Century Aluminum Co.	2,522	16,595
	Chemours Co. (The)	7,630	153,668
*	Clearwater Paper Corp.	895	33,249
	Commercial Metals Co.	88,897	1,835,723
	Compass Minerals International, Inc.	3,757	226,848
*	Core Molding Technologies, Inc.	11,847	91,103
	Corteva, Inc.	3,686	121,564
	Domtar Corp.	46,407	1,108,199
	Dow, Inc.	163,118	7,420,238
	DuPont de Nemours, Inc.	3,686	209,660
	Eastman Chemical Co.	62,099	5,020,083
*	Element Solutions, Inc.	90,367	1,059,101
	Friedman Industries, Inc.	3,048	17,069
	FutureFuel Corp.	6,104	72,577
	Glatfelter Corp.	43,300	617,891
#	Gold Resource Corp.	53,300	146,042
	Graphic Packaging Holding Co.	204,980	2,724,184
	Greif, Inc., Class A	21,053	854,541
	Greif, Inc., Class B	400	17,300
	Hawkins, Inc.	10,809	504,888
	Haynes International, Inc.	10,047	162,862
	HB Fuller Co.	57,208	2,588,662
	Hecla Mining Co.	73,348	335,934
	Huntsman Corp.	188,589	4,580,827
	Innospec, Inc.	24,133	1,596,157
#	International Flavors & Fragrances, Inc.	12,728	1,306,656
	International Paper Co.	237,550	10,392,813
	Kaiser Aluminum Corp.	27,181	1,710,500
*	Kraton Corp.	18,082	511,721
#	Kronos Worldwide, Inc.	2,217	29,530
	Linde P.L.C.	47,639	10,496,777
	Louisiana-Pacific Corp.	173,457	4,957,401
# *	LSB Industries, Inc.	1,758	3,920
	LyondellBasell Industries NV, Class A	23,284	1,593,790
	Martin Marietta Materials, Inc.	23,633	6,294,650
	Materion Corp.	19,190	982,336
	Mercer International, Inc.	21,725	136,650

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	34,280	$1,874,773
	Myers Industries, Inc.	22,700	325,518
	Neenah, Inc.	7,684	289,149
	Newmont Corp.	502,635	31,585,583
	Northern Technologies International Corp.	6,070	48,621
	Nucor Corp.	164,456	7,854,419
#	Olin Corp.	107,501	1,779,142
	Olympic Steel, Inc.	9,986	113,940
	Packaging Corp. of America	15,471	1,771,275
*	PQ Group Holdings, Inc.	2,829	32,703
*	Rayonier Advanced Materials, Inc.	3,100	10,633
	Reliance Steel & Aluminum Co.	93,801	10,223,371
*	Resolute Forest Products, Inc.	46,500	213,435
	Royal Gold, Inc.	28,500	3,386,085
*	Ryerson Holding Corp.	10,600	83,422
	Schnitzer Steel Industries, Inc., Class A	400	8,400
	Schweitzer-Mauduit International, Inc.	31,500	1,045,800
	Sensient Technologies Corp.	38,101	2,492,948
	Silgan Holdings, Inc.	5,100	175,695
	Sonoco Products Co.	80,873	3,953,881
	Steel Dynamics, Inc.	215,469	6,782,964
	Stepan Co.	22,152	2,579,379
# *	Summit Materials, Inc., Class A	95,498	1,689,360
# *	Synalloy Corp.	949	4,925
# *	TimkenSteel Corp.	20,188	78,128
*	Trecora Resources	10,776	63,794
	Tredegar Corp.	26,545	387,026
#	Trinseo SA	29,519	939,295
*	Tronox Holdings P.L.C., Class A	64,513	630,292
*	UFP Technologies, Inc.	339	12,563
	United States Lime & Minerals, Inc.	2,500	231,750
*	Universal Stainless & Alloy Products, Inc.	6,269	34,041
# *	US Concrete, Inc.	4,591	155,910
	Valvoline, Inc.	204,538	4,023,262
#	Verso Corp., Class A	2,361	18,369
	Vulcan Materials Co.	58,246	8,436,351
#	Westlake Chemical Corp.	158,152	10,694,238
	WestRock Co.	162,029	6,084,189
	Worthington Industries, Inc.	47,320	2,328,617

TOTAL MATERIALS			208,003,441

REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	89,249	4,498,150
	Griffin Industrial Realty, Inc.	1,500	79,575
#	Jones Lang LaSalle, Inc.	40,739	4,597,803
	Kennedy-Wilson Holdings, Inc.	96,704	1,274,559
	Newmark Group, Inc., Class A	28,647	135,644
*	Rafael Holdings, Inc., Class B	550	9,020
	RE/MAX Holdings, Inc., Class A	3,800	122,892
# *	St Joe Co. (The)	40,700	1,100,528
*	Stratus Properties, Inc.	3,069	65,584

TOTAL REAL ESTATE			11,883,755

UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	3,204,440
	New Jersey Resources Corp.	46,254	1,349,692
	NRG Energy, Inc.	55,469	1,753,930
#	Ormat Technologies, Inc.	21,734	1,540,288

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	Vistra Corp.	26,700	$463,779

	TOTAL UTILITIES		8,312,129

	TOTAL COMMON STOCKS		5,691,712,188

	RIGHTS/WARRANTS — (0.0%)

	ENERGY — (0.0%)
# * »	Parker Drilling Co. Warrants 09/16/2024	710	0

	PREFERRED STOCKS — (0.0%)

	CONSUMER DISCRETIONARY — (0.0%)
*	Qurate Retail, Inc.	12,516	1,224,315

	INDUSTRIALS — (0.0%)
*	WESCO International, Inc.	11,314	327,880

	TOTAL PREFERRED STOCKS		1,552,195

	TOTAL INVESTMENT SECURITIES (Cost $3,184,925,593)		5,693,264,383

	TEMPORARY CASH INVESTMENTS — (0.0%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	716,493	716,493

	SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	5,788,274	66,976,114

	TOTAL INVESTMENTS — (100.0%) (Cost $3,252,609,084)		$5,760,956,990

P.L.C.	Public Limited Company
SA	Special Assessment
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securitie.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$871,113,431	—	—	$871,113,431
Consumer Discretionary	385,095,188	$2,363	—	385,097,551
Consumer Staples	433,456,491	—	—	433,456,491
Energy	276,589,643	—	—	276,589,643
Financials	1,024,534,233	4,182	—	1,024,538,415
Health Care	1,128,243,403	—	—	1,128,243,403
Industrials	827,832,704	—	—	827,832,704
Information Technology	516,641,225	—	—	516,641,225
Materials	208,003,441	—	—	208,003,441
Real Estate	11,883,755	—	—	11,883,755
Utilities	8,312,129	—	—	8,312,129

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Consumer Discretionary	$1,224,315	—	—	$1,224,315
Industrials	327,880	—	—	327,880
Temporary Cash Investments	716,493	—	—	716,493
Securities Lending Collateral	—	$66,976,114	—	66,976,114

TOTAL	$5,693,974,331	$66,982,659	—	$5,760,956,990

See accompanying Notes to Financial Statements.

VA U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (2.8%)
	A.H. Belo Corp., Class A	6,766	$9,202
#*	AMC Networks, Inc., Class A	11,736	249,390
	ATN International, Inc.	6,726	300,652
*	Ballantyne Strong, Inc.	3,604	5,658
	Beasley Broadcast Group, Inc., Class A	1,850	2,239
*	Cars.com, Inc.	20,527	151,695
*	Cincinnati Bell, Inc.	420	6,321
#	Cinemark Holdings, Inc.	13,940	114,169
*	comScore, Inc.	12,763	25,462
*	Consolidated Communications Holdings, Inc.	29,899	139,628
#*	Cumulus Media, Inc., Class A	2,578	13,045
*	DHI Group, Inc.	19,403	32,791
*	Emerald Holding, Inc.	0	0
#	Entercom Communications Corp., Class A	38,020	57,030
	Entravision Communications Corp., Class A	24,076	44,059
	EW Scripps Co. (The), Class A	21,831	198,225
*	Fluent, Inc.	15,880	40,494
*	Gaia, Inc.	1,095	11,103
#	Gannett Co., Inc.	29,840	34,316
*	Gray Television, Inc.	33,432	423,918
*	Hemisphere Media Group, Inc.	3,920	30,654
*	IMAX Corp.	12,526	144,425
	Interpublic Group of Cos., Inc. (The)	55,158	997,808
*	Iridium Communications, Inc.	18,610	491,490
	John Wiley & Sons, Inc., Class A	8,800	272,448
*	Liberty Latin America, Ltd., Class A	11,462	112,328
*	Liberty Latin America, Ltd., Class C	39,435	383,308
*	Liberty Media Corp.-Liberty Braves, Class C	578	11,832
*	Liberty TripAdvisor Holdings, Inc., Class A	5,676	10,103
#*	Lions Gate Entertainment Corp., Class A	22,345	149,711
*	Lions Gate Entertainment Corp., Class B	30,164	189,128
*	Marchex, Inc., Class B	494	845
#	Marcus Corp. (The)	5,423	39,751
#	Meredith Corp.	9,874	108,614
	News Corp., Class A	58,398	766,766
	News Corp., Class B	37,707	490,945
	Nexstar Media Group, Inc., Class A	10,495	864,788
*	ORBCOMM, Inc.	34,645	148,974
*	Reading International, Inc., Class A	5,626	13,165
	Saga Communications, Inc., Class A	1,966	33,461
	Scholastic Corp.	8,907	176,002
	Spok Holdings, Inc.	6,453	58,593
	TEGNA, Inc.	24,974	300,437
	Telephone and Data Systems, Inc.	33,102	562,734
	Townsquare Media, Inc., Class A	1,365	6,170
	Tribune Publishing Co.	9,894	113,385
*	TrueCar, Inc.	23,021	100,372
*	United States Cellular Corp.	9,356	272,447
*	Yelp, Inc.	7,143	140,503

TOTAL COMMUNICATION SERVICES			8,850,584

CONSUMER DISCRETIONARY — (13.8%)
#*	1-800-Flowers.com, Inc., Class A	9,021	178,886
	Aaron’s Holdings Co., Inc.	11,926	623,253
	Abercrombie & Fitch Co., Class A	28,446	404,502

VA U.S. TRGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Acushnet Holdings Corp.	13,281	$453,281
*	Adient P.L.C.	22,603	479,636
*	Adtalem Global Education, Inc.	19,776	463,549
*	American Axle & Manufacturing Holdings, Inc.	33,824	227,297
	American Eagle Outfitters, Inc.	54,253	743,809
*	American Outdoor Brands, Inc.	3,221	48,734
*	American Public Education, Inc.	6,326	178,836
*	America’s Car-Mart, Inc.	384	33,224
	Aramark	16,968	470,692
	Ark Restaurants Corp.	411	4,110
*	Asbury Automotive Group, Inc.	3,679	378,863
#*	At Home Group, Inc.	16,608	270,544
	Autoliv, Inc.	1,859	140,912
*	AutoNation, Inc.	24,151	1,370,086
*	Barnes & Noble Education, Inc.	17,003	39,107
	Bassett Furniture Industries, Inc.	5,600	82,656
	Bed Bath & Beyond, Inc.	29,592	585,922
#	Big 5 Sporting Goods Corp.	7,076	51,938
	Big Lots, Inc.	12,640	601,664
*	Biglari Holdings, Inc., Class A	30	13,112
*	Biglari Holdings, Inc., Class B	623	52,189
	BJ’s Restaurants, Inc.	3,710	104,659
	Bluegreen Vacations Holding Corp.	4,601	37,498
*	Boot Barn Holdings, Inc.	6,193	198,300
	BorgWarner, Inc.	38,886	1,360,232
	Bowl America, Inc., Class A	120	1,119
#	Buckle, Inc. (The)	7,588	181,808
*	Build-A-Bear Workshop, Inc.	7,383	30,492
	Caleres, Inc.	10,825	83,136
	Callaway Golf Co	6,470	100,220
*	Capri Holdings, Ltd.	21,328	452,580
	Carriage Services, Inc.	4,980	128,534
*	Carrols Restaurant Group, Inc.	10,381	60,729
	Cato Corp. (The), Class A	9,508	58,189
*	Cavco Industries, Inc.	1,774	305,376
*	Century Communities, Inc.	9,255	359,464
	Chico’s FAS, Inc.	38,362	41,047
*	Chuy’s Holdings, Inc.	5,400	113,346
	Citi Trends, Inc.	3,808	99,427
	Clarus Corp.	2,614	40,543
*	Conn’s, Inc.	7,013	65,712
#*	Container Store Group, Inc. (The)	15,882	151,197
	Cooper Tire & Rubber Co.	17,830	613,174
*	Cooper-Standard Holdings, Inc.	4,264	66,902
	Core-Mark Holding Co., Inc.	6,854	187,457
	Crown Crafts, Inc.	1,600	9,232
	Culp, Inc.	4,293	53,276
	Dana, Inc.	41,668	582,935
*	Del Taco Restaurants, Inc.	10,472	77,650
*	Delta Apparel, Inc.	2,240	37,296
	Designer Brands, Inc., Class A	18,748	81,179
#	Dick’s Sporting Goods, Inc.	16,299	923,338
#	Dillard’s, Inc., Class A	7,236	323,666
	Dine Brands Global, Inc.	792	40,748
	Dover Motorsports, Inc.	3,360	5,107
*	El Pollo Loco Holdings, Inc.	8,560	120,867
	Escalade, Inc.	794	14,776
	Ethan Allen Interiors, Inc.	8,993	144,338
	Extended Stay America, Inc.	28,083	318,742

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Fiesta Restaurant Group, Inc.	9,301	$80,361
	Flexsteel Industries, Inc.	4,134	115,545
	Foot Locker, Inc.	15,521	572,414
*	Fossil Group, Inc.	15,942	91,029
#*	Francesca’s Holdings Corp.	682	2,012
#*	Funko, Inc., Class A	1,944	12,325
#*	GameStop Corp., Class A	21,614	226,299
*	Genesco, Inc.	5,677	100,596
*	Gentherm, Inc.	2,973	137,620
*	G-III Apparel Group, Ltd.	11,226	151,326
	Goodyear Tire & Rubber Co. (The)	80,639	667,691
	Graham Holdings Co., Class B	1,254	476,946
*	Green Brick Partners, Inc.	8,970	160,473
	Group 1 Automotive, Inc.	4,736	502,395
#	Guess?, Inc.	16,277	191,743
	Harley-Davidson, Inc.	13,147	432,273
	Haverty Furniture Cos., Inc.	7,037	176,066
#*	Hibbett Sports, Inc.	6,411	242,400
	Hooker Furniture Corp.	3,523	96,883
*	Horizon Global Corp.	2,583	14,516
*	Houghton Mifflin Harcourt Co.	32,377	84,504
#*	Hudson, Ltd., Class A	798	6,097
#	International Game Technology P.L.C.	38,236	313,918
#*	iRobot Corp.	500	39,790
*	J Alexander’s Holdings, Inc.	3,615	20,099
	Johnson Outdoors, Inc., Class A	2,148	187,585
*	K12, Inc.	11,866	283,241
	KB Home	22,037	710,693
	Kohl’s Corp.	30,575	650,942
*	Lakeland Industries, Inc.	3,668	79,119
*	Lands’ End, Inc.	5,775	92,689
*	Laureate Education, Inc., Class A	12,033	156,429
	La-Z-Boy, Inc.	11,360	388,853
	LCI Industries	825	90,470
	Lear Corp.	5,650	682,577
*	LGI Homes, Inc.	3,096	330,900
	Lifetime Brands, Inc.	3,891	39,105
*	Lincoln Educational Services Corp	5,134	23,976
*	Liquidity Services, Inc.	6,742	57,509
#	Lithia Motors, Inc., Class A	5,099	1,170,577
#*	Luby’s, Inc.	7,944	21,369
*	M/I Homes, Inc.	5,985	244,906
	Macy’s, Inc.	83,421	518,044
#*	Magnite, Inc.	2,095	18,918
*	MarineMax, Inc.	6,458	193,611
	Marriott Vacations Worldwide Corp.	8,956	865,150
	MDC Holdings, Inc.	9,916	431,544
»	Media General, Inc.	11,816	1,108
*	Meritage Homes Corp.	9,811	854,440
*	Modine Manufacturing Co.	22,685	145,184
*	Mohawk Industries, Inc	18,326	1,891,060
*	Monarch Casino & Resort, Inc.	777	33,714
	Monro, Inc.	4,434	186,494
*	Motorcar Parts of America, Inc.	7,253	106,837
	Movado Group, Inc.	3,197	34,879
#*	Nautilus, Inc.	3,186	69,104
*	New Home Co., Inc. (The)	4,689	23,820
#*	Norwegian Cruise Line Holdings, Ltd.	25,664	426,792
	ODP Corp. (The)	14,031	273,605

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Oxford Industries, Inc.	2,842	$117,005
	Patrick Industries, Inc.	958	53,409
#	Penske Automotive Group, Inc.	14,701	752,103
*	Perdoceo Education Corp.	10,917	123,253
*	Playa Hotels & Resorts NV	16,795	64,997
*	PlayAGS, Inc.	1,300	3,510
*	Potbelly Corp.	8,499	30,256
	PVH Corp.	15,182	884,959
	Qurate Retail, Inc., Class A	95,930	649,446
	Ralph Lauren Corp.	4,560	304,836
	RCI Hospitality Holdings, Inc.	2,105	45,047
*	Red Lion Hotels Corp.	7,678	13,283
#*	Red Robin Gourmet Burgers, Inc.	5,269	63,439
#*	Regis Corp.	8,713	48,270
	Rent-A-Center, Inc.	2,475	76,478
	Rocky Brands, Inc.	1,900	51,110
*	Select Interior Concepts, Inc., Class A	4,036	27,929
	Shoe Carnival, Inc.	4,998	154,838
#	Signet Jewelers, Ltd.	17,468	389,187
*	Skyline Champion Corp.	3,323	85,235
	Smith & Wesson Brands, Inc.	12,886	213,779
	Sonic Automotive, Inc., Class A	9,081	327,461
*	Sportsman’s Warehouse Holdings, Inc.	2,400	31,248
*	Stamps.com, Inc.	938	209,399
	Standard Motor Products, Inc.	5,448	249,518
	Steven Madden, Ltd.	11,267	270,521
*	Stoneridge, Inc.	6,084	138,898
	Strattec Security Corp.	1,214	35,255
	Superior Group of Cos, Inc.	3,172	68,579
*	Tandy Leather Factory, Inc.	2,694	8,055
	Tapestry, Inc.	16,823	373,975
*	Taylor Morrison Home Corp.	31,219	674,330
	Thor Industries, Inc.	2,801	236,909
	Tilly’s, Inc., Class A	10,706	65,735
	Toll Brothers, Inc.	43,252	1,828,695
*	TopBuild Corp.	4,162	637,660
*	TravelCenters of America, Inc.	3,204	76,255
*	TRI Pointe Group, Inc.	44,693	734,306
*	Unifi, Inc.	6,960	104,330
*	Universal Electronics, Inc.	3,109	115,220
*	Universal Technical Institute, Inc.	1,400	6,426
*	Urban Outfitters, Inc.	29,491	658,829
*	Vera Bradley, Inc.	11,647	73,842
*	Vista Outdoor, Inc.	22,419	443,224
*	VOXX International Corp.	9,507	107,714
	Weyco Group, Inc.	2,729	43,227
	Whirlpool Corp.	1,858	343,656
	Winnebago Industries, Inc.	7,482	351,280
	Wolverine World Wide, Inc.	8,178	218,107
*	ZAGG, Inc.	16,870	48,080
*	Zovio, Inc.	7,465	26,949
*	Zumiez, Inc.	9,329	261,212

TOTAL CONSUMER DISCRETIONARY			44,592,922

CONSUMER STAPLES — (4.4%)
	Alico, Inc.	1,845	53,284
	Andersons, Inc. (The)	11,381	246,854
#	B&G Foods, Inc.	4,873	129,427
	Bunge, Ltd.	19,044	1,080,366

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Cal-Maine Foods, Inc.	4,626	$177,407
*	Central Garden & Pet Co.	2,954	115,088
*	Central Garden & Pet Co., Class A	9,405	332,843
*	Chefs’ Warehouse, Inc. (The)	5,760	77,875
#	Coty, Inc., Class A	1,841	5,339
*	Darling Ingredients, Inc.	42,261	1,817,223
*	Edgewell Personal Care Co.	13,336	349,670
*	Farmer Bros Co.	7,728	26,816
	Fresh Del Monte Produce, Inc.	10,493	225,914
#*	Hain Celestial Group, Inc. (The)	2,738	84,193
*	Hostess Brands, Inc.	22,933	289,873
	Ingles Markets, Inc., Class A	4,679	167,789
	Ingredion, Inc.	17,481	1,239,228
	J&J Snack Foods Corp.	588	79,715
*	Landec Corp.	11,351	109,083
	Limoneira Co.	2,183	30,191
	Mannatech, Inc.	682	11,226
#	MGP Ingredients, Inc.	3,727	156,609
	Molson Coors Beverage Co., Class B	7,221	254,612
*	Natural Alternatives International, Inc.	1,808	13,994
	Natural Grocers by Vitamin Cottage, Inc.	9,245	98,367
*	Nature’s Sunshine Products, Inc.	2,068	21,549
	Nu Skin Enterprises, Inc., Class A	9,557	471,638
#	Ocean Bio-Chem, Inc.	2,771	43,200
	Oil-Dri Corp. of America	882	30,129
*	Performance Food Group Co.	3,623	121,769
*	Pilgrim’s Pride Corp.	21,132	353,750
*	Post Holdings, Inc.	17,668	1,517,681
	PriceSmart, Inc.	6,435	444,015
#*	Rite Aid Corp.	4,044	36,962
	Sanderson Farms, Inc.	4,750	607,857
	Seaboard Corp.	125	430,625
*	Seneca Foods Corp., Class A	2,614	96,326
*	Simply Good Foods Co. (The)	7,577	142,448
	SpartanNash Co.	9,555	175,908
	Spectrum Brands Holdings, Inc.	6,091	346,395
#	Tootsie Roll Industries, Inc.	917	27,400
*	TreeHouse Foods, Inc.	8,712	338,374
*	United Natural Foods, Inc.	20,667	301,118
	Universal Corp.	6,117	243,762
*	US Foods Holding Corp.	40,057	837,191
	Village Super Market, Inc., Class A	3,800	86,070
	Weis Markets, Inc.	9,607	436,254

TOTAL CONSUMER STAPLES			14,283,407

ENERGY — (6.0%)
	Adams Resources & Energy, Inc.	489	9,330
#*	Antero Resources Corp.	86,457	293,954
	Apache Corp.	35,805	297,182
	Arch Resources, Inc.	6,079	185,713
	Archrock, Inc.	51,210	303,675
	Ardmore Shipping Corp.	14,641	40,995
	Berry Corp.	27,268	71,442
*	Bonanza Creek Energy, Inc.	6,571	116,372
*	Bristow Group, Inc.	3,077	63,940
#*	Callon Petroleum Co.	7,420	38,807
#*	Centennial Resource Development, Inc., Class A	49,831	30,880
*	ChampionX Corp.	10,044	87,684
	Cimarex Energy Co.	22,260	564,736

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
*	Clean Energy Fuels Corp.	47,807	$118,561
*	CNX Resources Corp.	59,883	580,865
*	Comstock Resources, Inc.	5,782	30,702
*	CONSOL Energy, Inc.	11,372	43,100
#*	Contango Oil & Gas Co.	5,005	6,256
#	Continental Resources, Inc.	49,817	599,299
	CVR Energy, Inc.	5,339	58,782
*	Dawson Geophysical Co.	8,749	15,661
	Delek US Holdings, Inc.	21,267	213,946
	Devon Energy Corp.	93,237	832,606
	DHT Holdings, Inc.	53,915	259,331
	Diamondback Energy, Inc.	31,993	830,538
#	DMC Global, Inc.	2,584	91,913
*	Dorian LPG, Ltd.	17,992	147,534
*	Dril-Quip, Inc.	10,838	280,704
#*	Earthstone Energy, Inc., Class A	16,314	43,885
	EnLink Midstream LLC	100,045	271,122
	EQT Corp.	70,744	1,071,064
	Equitrans Midstream Corp.	49,744	361,141
	Evolution Petroleum Corp.	5,100	11,271
*	Exterran Corp.	10,215	43,209
*	Frank’s International NV	37,420	65,485
#	GasLog, Ltd.	10,916	25,980
*	Geospace Technologies Corp.	4,922	25,250
*	Green Plains, Inc.	11,208	169,241
*	Gulf Island Fabrication, Inc.	6,655	21,695
#*	Gulfport Energy Corp.	44,379	11,361
*	Helix Energy Solutions Group, Inc.	46,931	116,389
	Helmerich & Payne, Inc.	22,486	334,367
	HollyFrontier Corp.	42,595	788,433
*	Independence Contract Drilling, Inc.	257	597
	International Seaways, Inc.	7,988	108,158
#*	KLX Energy Services Holdings, Inc.	971	3,806
#	Kosmos Energy, Ltd.	52,843	52,542
#*	Laredo Petroleum, Inc.	3,898	31,340
#	Liberty Oilfield Services, Inc., Class A	17,940	119,839
*	Mammoth Energy Services, Inc.	2,793	4,217
	Marathon Oil Corp.	160,313	634,840
#*	Matador Resources Co.	37,489	265,047
*	Matrix Service Co.	8,891	67,572
*	Montage Resources Corp.	13,546	67,053
	Murphy Oil Corp.	61,323	473,414
#	Nabors Industries, Ltd.	2,457	69,828
	NACCO Industries, Inc., Class A	443	8,634
	National Oilwell Varco, Inc.	64,127	538,667
*	Natural Gas Services Group, Inc.	4,280	37,236
*	Newpark Resources, Inc.	32,430	23,191
*	NexTier Oilfield Solutions, Inc.	54,146	102,336
#*	Nine Energy Service, Inc.	2,953	3,160
#	Nordic American Tankers, Ltd.	31,404	91,386
*	Oceaneering International, Inc.	26,166	106,757
*	Oil States International, Inc.	26,031	64,817
*	Overseas Shipholding Group, Inc., Class A	29,817	56,951
*	Par Pacific Holdings, Inc.	12,812	82,509
	Parsley Energy, Inc., Class A	81,005	810,860
	Patterson-UTI Energy, Inc.	59,204	151,562
#	PBF Energy, Inc., Class A	30,503	142,449
*	PDC Energy, Inc.	34,743	414,137
	Peabody Energy Corp.	21,777	28,092

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
#*	Penn Virginia Corp.	3,927	$30,159
	PHX Minerals, Inc.	2,090	3,135
*	ProPetro Holding Corp.	30,643	121,040
	QEP Resources, Inc.	52,643	47,379
	Range Resources Corp.	88,796	584,278
#*	Renewable Energy Group, Inc.	15,040	848,256
*	REX American Resources Corp.	1,914	139,129
#*	RPC, Inc.	38,174	90,854
*	SandRidge Energy, Inc.	13,033	22,417
#	Scorpio Tankers, Inc.	16,264	143,449
*	SEACOR Holdings, Inc.	5,010	153,456
*	SEACOR Marine Holdings, Inc.	6,515	11,206
*	Select Energy Services, Inc., Class A	25,082	75,748
	SFL Corp., Ltd.	26,132	170,119
*	SilverBow Resources, Inc.	1,342	6,267
	SM Energy Co.	36,523	58,802
#*	Smart Sand, Inc.	3,473	4,445
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	63,368
*	Southwestern Energy Co.	192,997	515,302
*	Talos Energy, Inc.	13,881	91,337
	Targa Resources Corp.	16,225	260,411
	TechnipFMC P.L.C.	91,273	504,740
#*	Teekay Corp.	400	704
#*	Teekay Tankers, Ltd., Class A	9,883	93,197
*	TETRA Technologies, Inc.	18,057	10,031
*	Tidewater, Inc.	13,379	78,401
#*	Transocean, Ltd.	86,442	57,959
#	US Silica Holdings, Inc.	31,801	86,499
	World Fuel Services Corp.	16,996	357,766
*	WPX Energy, Inc.	126,898	585,000

TOTAL ENERGY			19,350,252

FINANCIALS — (25.1%)
	1st Constitution Bancorp	713	9,298
	1st Source Corp.	6,479	216,982
	ACNB Corp.	539	11,249
	Affiliated Managers Group, Inc.	177	13,340
	Alleghany Corp.	317	173,377
	Allegiance Bancshares, Inc.	6,718	190,119
	Ally Financial, Inc.	80,930	2,159,212
	Altabancorp	4,426	96,354
*	Ambac Financial Group, Inc.	11,213	137,696
	American Equity Investment Life Holding Co.	34,215	849,216
	American Financial Group, Inc.	1,045	78,312
	American National Bankshares, Inc.	2,249	51,277
	American National Group, Inc.	5,111	351,637
	American River Bankshares	776	8,008
	Ameris Bancorp	18,107	530,535
	AmeriServ Financial, Inc.	6,300	17,388
	Argo Group International Holdings, Ltd.	7,898	281,801
	Arrow Financial Corp.	3,497	95,713
	Associated Banc-Corp.	50,399	689,962
	Assured Guaranty, Ltd.	28,997	740,293
*	Athene Holding, Ltd., Class A	51,792	1,661,487
*	Atlantic Capital Bancshares, Inc.	4,546	63,098
	Atlantic Union Bankshares Corp.	19,989	505,522
	Auburn National BanCorp, Inc.	44	1,635
	Axis Capital Holdings, Ltd.	20,107	858,368
*	Axos Financial, Inc.	13,159	358,714

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	21,475	$257,700
	BancFirst Corp.	1,387	61,652
*	Bancorp, Inc. (The)	24,087	231,235
	BancorpSouth Bank	17,784	416,323
	Bank of Commerce Holdings	2,233	17,886
	Bank of Marin Bancorp	2,890	87,105
	Bank of NT Butterfield & Son, Ltd. (The)	4,989	132,009
	Bank OZK	30,057	744,812
	BankFinancial Corp.	4,311	31,686
	BankUnited, Inc.	20,666	521,816
	Banner Corp.	10,124	373,272
	Bar Harbor Bankshares	4,374	89,317
*	Baycom Corp.	877	9,735
	BCB Bancorp, Inc.	3,706	33,688
	Berkshire Hills Bancorp, Inc.	15,008	195,554
*	Blucora, Inc.	14,134	140,633
	BOK Financial Corp.	7,501	440,609
	Boston Private Financial Holdings, Inc.	24,839	153,505
	Bridge Bancorp, Inc.	4,634	90,548
*	Bridgewater Bancshares, Inc.	887	9,855
*	Brighthouse Financial, Inc.	4,702	155,636
	Brookline Bancorp, Inc.	21,489	205,865
	Bryn Mawr Bank Corp.	7,924	212,839
	Byline Bancorp, Inc.	7,180	94,345
	C&F Financial Corp.	703	21,898
	Cadence BanCorp	32,723	367,152
*»	Calamos Asset Management, Inc., Class A	5,477	0
	California First National Bancorp	1,000	15,850
	Camden National Corp.	4,436	141,819
	Capital City Bank Group, Inc.	6,330	134,892
	Capitol Federal Financial, Inc.	33,839	388,472
	Capstar Financial Holdings, Inc.	3,100	32,209
	Cathay General Bancorp	21,800	512,954
	CBTX, Inc.	874	16,519
	Central Pacific Financial Corp.	6,301	86,765
	Central Valley Community Bancorp	2,514	32,431
	Century Bancorp, Inc., Class A	634	45,375
	Chemung Financial Corp.	665	22,663
	CIT Group, Inc.	23,242	684,477
	Citizens & Northern Corp.	1,038	17,584
	Citizens Community Bancorp, Inc.	2,054	15,610
	Citizens Holding Co.	171	3,711
	City Holding Co.	1,666	100,676
	Civista Bancshares, Inc.	3,746	53,418
	CNA Financial Corp.	386	11,499
	CNB Financial Corp.	3,635	65,939
	CNO Financial Group, Inc.	28,026	497,462
	Codorus Valley Bancorp, Inc.	1,078	14,510
	Columbia Banking System, Inc.	14,695	417,485
	Comerica, Inc.	29,106	1,324,614
	Community Bankers Trust Corp.	2,739	14,955
	Community Trust Bancorp, Inc.	6,989	222,390
	ConnectOne Bancorp, Inc.	14,382	221,914
*	Consumer Portfolio Services, Inc.	5,621	21,079
#	Cowen, Inc., Class A	9,884	212,111
*	Customers Bancorp, Inc.	17,628	243,619
	CVB Financial Corp.	5,920	103,600
	Dime Community Bancshares, Inc.	14,998	189,725
	Donegal Group, Inc., Class A	7,034	102,063

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class B	592	$7,003
*	Donnelley Financial Solutions, Inc.	20,106	253,939
	Eagle Bancorp, Inc.	7,739	231,551
	East West Bancorp, Inc.	1,861	67,889
	Employers Holdings, Inc.	9,698	310,433
*	Encore Capital Group, Inc.	8,845	282,421
*	Enova International, Inc.	16,745	257,036
*	Enstar Group, Ltd.	2,482	426,581
	Enterprise Bancorp, Inc.	673	15,217
	Enterprise Financial Services Corp.	4,851	141,213
*	Equity Bancshares, Inc., Class A	4,250	78,115
	ESSA Bancorp, Inc.	1,308	16,625
	Essent Group, Ltd.	112	4,463
	Everest Re Group, Ltd.	3,874	763,488
*	EZCORP, Inc., Class A	26,952	120,206
	Farmers National Banc Corp.	6,114	71,228
	FB Financial Corp.	6,292	185,614
	FBL Financial Group, Inc., Class A	6,618	328,848
	Federal Agricultural Mortgage Corp., Class C	2,141	138,287
	FedNat Holding Co.	7,359	37,752
	Financial Institutions, Inc.	6,494	115,139
	First American Financial Corp.	1,094	48,781
	First Bancorp	8,687	209,270
	First BanCorp	55,624	361,000
	First Bancorp, Inc. (The)	1,809	41,842
	First Bancshares, Inc. (The)	2,510	59,838
	First Bank	1,860	13,931
	First Busey Corp.	15,912	286,257
	First Business Financial Services, Inc.	600	10,290
	First Citizens BancShares, Inc., Class A	73	33,777
	First Commonwealth Financial Corp.	23,663	203,975
	First Community Bancshares, Inc.	6,410	121,662
	First Financial Bancorp	27,539	393,808
	First Financial Corp.	2,966	102,980
	First Financial Northwest, Inc.	2,949	29,225
	First Foundation, Inc.	9,990	148,551
	First Hawaiian, Inc.	8,484	146,434
	First Horizon National Corp.	122,999	1,280,420
	First Internet Bancorp	3,365	72,415
	First Interstate BancSystem, Inc., Class A	8,864	312,899
	First Merchants Corp.	11,796	307,994
	First Mid Bancshares, Inc.	3,669	101,851
	First Midwest Bancorp, Inc.	27,485	344,937
	First Northwest Bancorp	1,905	22,384
	First of Long Island Corp. (The)	5,376	82,952
	Flagstar Bancorp, Inc.	16,366	480,342
	Flushing Financial Corp.	10,711	136,994
	FNB Corp.	70,804	535,278
	FS Bancorp, Inc.	645	29,870
	Fulton Financial Corp.	37,399	411,015
*	Genworth Financial, Inc., Class A	77,912	306,194
	German American Bancorp, Inc.	3,358	101,311
	Global Indemnity Group LLC, Class A	4,049	99,241
*	Global Indemnity, Ltd.	0	0
	Great Southern Bancorp, Inc.	5,583	228,624
	Great Western Bancorp, Inc.	17,188	223,272
#*	Greenlight Capital Re, Ltd., Class A	16,535	111,611
	Guaranty Bancshares, Inc.	1,007	29,102
	Guaranty Federal Bancshares, Inc.	100	1,412

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
*	Hallmark Financial Services, Inc.	5,065	$13,726
	Hancock Whitney Corp.	20,757	474,713
	Hanmi Financial Corp.	14,312	128,665
*	HarborOne Bancrop, Inc.	10,175	95,645
	Heartland Financial USA, Inc.	7,770	255,944
	Heritage Commerce Corp.	28,037	203,268
	Heritage Financial Corp.	8,641	181,115
	Heritage Insurance Holdings, Inc.	11,019	104,019
	Hilltop Holdings, Inc.	21,057	480,310
*	HMN Financial, Inc.	750	10,950
	Home Bancorp, Inc.	1,226	30,944
	Home BancShares, Inc.	6,564	108,962
	HomeStreet, Inc.	6,669	207,206
	HomeTrust Bancshares, Inc.	4,946	78,988
	Hope Bancorp, Inc.	36,109	291,400
	Horace Mann Educators Corp.	9,687	328,486
	Horizon Bancorp, Inc.	11,865	147,126
*	Howard Bancorp, Inc.	1,177	11,923
	Independence Holding Co.	5,187	196,172
	Independent Bank Corp.	5,387	308,621
	Independent Bank Corp.	3,881	58,099
	Independent Bank Group, Inc.	11,983	618,083
	International Bancshares Corp.	19,438	538,044
	Invesco, Ltd.	98,478	1,291,047
	Investors Bancorp, Inc.	74,414	629,542
	Investors Title Co.	125	16,690
*	James River Group Holdings, Ltd.	0	0
	Janus Henderson Group P.L.C.	43,358	1,053,599
	Jefferies Financial Group, Inc.	11,354	221,517
	Kearny Financial Corp.	27,645	232,218
	Kentucky First Federal Bancorp	120	724
	Kingstone Cos., Inc.	2,182	12,699
	Lakeland Bancorp, Inc.	19,283	214,620
	Landmark Bancorp, Inc.	225	5,276
	LCNB Corp.	950	13,072
*	LendingClub Corp.	10,144	47,372
	Lincoln National Corp.	28,000	982,800
	Live Oak Bancshares, Inc.	5,575	207,836
	Luther Burbank Corp.	2,020	19,049
	Macatawa Bank Corp.	8,982	64,581
	Mackinac Financial Corp.	1,448	14,379
*	Maiden Holdings, Ltd.	24,422	29,795
*	Malvern Bancorp, Inc.	496	6,185
	Marlin Business Services Corp.	3,590	26,207
*	MBIA, Inc.	26,055	148,774
	Mercantile Bank Corp.	5,579	121,957
	Merchants Bancorp	4,523	97,606
	Mercury General Corp.	2,893	117,774
	Meridian Bancorp, Inc.	18,951	235,940
	Meta Financial Group, Inc.	6,039	177,184
*	Metropolitan Bank Holding Corp.	570	17,072
	MGIC Investment Corp.	1,576	15,855
	Midland States Bancorp, Inc.	6,054	90,205
	MidWestOne Financial Group, Inc.	3,303	66,555
*	Mr Cooper Group, Inc.	17,011	358,592
	National Bank Holdings Corp., Class A	7,326	220,879
	National General Holdings Corp.	22,010	747,680
	National Western Life Group, Inc., Class A	1,038	176,076
	Navient Corp.	66,562	533,162

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	NBT Bancorp, Inc.	8,450	$231,361
	Nelnet, Inc., Class A	8,979	548,078
	New York Community Bancorp, Inc.	113,503	943,210
»	NewStar Financial, Inc.	13,529	1,375
*	NI Holdings, Inc.	966	16,142
*	Nicholas Financial, Inc.	1,554	12,525
*	Nicolet Bankshares, Inc.	1,492	92,056
*	NMI Holdings, Inc., Class A	6,183	132,873
*	Northeast Bank	2,166	41,566
	Northfield Bancorp, Inc.	21,766	221,143
	Northrim BanCorp, Inc.	1,773	50,637
	Northwest Bancshares, Inc.	28,118	300,019
	Norwood Financial Corp.	66	1,510
	OceanFirst Financial Corp.	12,085	180,912
*	Ocwen Financial Corp.	1,022	23,608
	OFG Bancorp	18,388	264,603
	Ohio Valley Banc Corp.	197	4,218
	Old National Bancorp	39,933	558,263
	Old Republic International Corp.	39,619	644,997
	Old Second Bancorp, Inc.	11,322	96,803
	OneMain Holdings, Inc.	35,046	1,222,755
	Oppenheimer Holdings, Inc., Class A	5,626	140,988
	Orrstown Financial Services, Inc.	899	12,568
#	Owl Rock Capital Corp.	1,894	21,554
	Pacific Premier Bancorp, Inc.	27,903	711,526
	PacWest Bancorp	30,208	581,202
#	Park National Corp.	1,293	118,503
	Parke Bancorp, Inc.	1,544	18,574
	Patriot National Bancorp, Inc.	60	391
	PCSB Financial Corp.	1,576	21,229
	Peapack-Gladstone Financial Corp.	10,952	184,870
	Penns Woods Bancorp, Inc.	1,099	22,705
	Pennymac Financial Services, Inc.	7,464	379,320
	Peoples Bancorp, Inc.	10,398	234,995
	People’s United Financial, Inc.	106,113	1,132,226
	Pinnacle Financial Partners, Inc.	17,600	805,904
	Popular, Inc.	24,047	1,014,783
#*	PRA Group, Inc.	6,304	215,156
	Preferred Bank	5,739	194,150
	Premier Financial Bancorp, Inc.	2,767	34,588
	Premier Financial Corp.	11,878	213,685
	ProAssurance Corp.	11,602	179,019
	Prosperity Bancshares, Inc.	12,257	675,483
	Protective Insurance Corp., Class B	4,384	57,650
	Provident Financial Holdings, Inc.	3,183	40,297
	Provident Financial Services, Inc.	17,207	233,499
	Prudential Bancorp, Inc.	1,535	17,791
	QCR Holdings, Inc.	5,181	160,766
	Radian Group, Inc.	21,263	381,671
	RBB Bancorp	3,485	44,503
*	Regional Management Corp.	4,234	86,035
	Reinsurance Group of America, Inc.	12,706	1,283,560
	Renasant Corp.	17,308	493,451
	Republic Bancorp, Inc., Class A	4,111	137,020
*	Republic First Bancorp, Inc.	9,301	20,741
	Riverview Bancorp, Inc.	6,235	29,242
	S&T Bancorp, Inc.	8,689	171,955
	Safety Insurance Group, Inc.	2,249	157,430
	Sandy Spring Bancorp, Inc.	10,030	254,261

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Santander Consumer USA Holdings, Inc.	61,307	$1,246,984
*	Seacoast Banking Corp. of Florida	9,234	198,346
	Shore Bancshares, Inc.	3,076	33,282
	Sierra Bancorp	3,798	75,352
	Simmons First National Corp., Class A	26,028	442,216
	SmartFinancial, Inc.	2,692	40,218
	South State Corp.	14,168	869,915
*	Southern First Bancshares, Inc.	1,037	27,833
	Southern Missouri Bancorp, Inc.	606	15,441
	Southern National Bancorp of Virginia, Inc.	6,991	67,533
	Southside Bancshares, Inc.	3,885	104,740
	State Auto Financial Corp.	10,309	127,213
	Sterling Bancorp	50,266	672,559
	Sterling Bancorp, Inc.	2,736	9,658
	Stewart Information Services Corp.	7,017	297,451
	Stifel Financial Corp.	10,859	634,817
*	StoneX Group, Inc.	4,967	263,152
	Synovus Financial Corp.	17,088	444,288
	TCF Financial Corp.	32,976	897,277
	Territorial Bancorp, Inc.	4,012	85,095
*	Texas Capital Bancshares, Inc.	12,258	551,610
*	Third Point Reinsurance, Ltd.	29,538	229,806
	Timberland Bancorp, Inc.	1,540	29,337
	Tiptree, Inc.	7,900	38,473
	Tompkins Financial Corp.	100	5,599
	Towne Bank	11,084	201,507
	TriCo Bancshares	5,196	150,320
*	TriState Capital Holdings, Inc.	13,113	165,093
*	Triumph Bancorp, Inc.	5,665	238,666
	TrustCo Bank Corp. NY	24,011	131,940
	Trustmark Corp.	19,644	459,473
	UMB Financial Corp.	4,424	269,289
	Umpqua Holdings Corp.	54,549	685,135
*	Unico American Corp.	1,400	7,112
	United Bankshares, Inc.	28,521	748,106
	United Community Banks, Inc.	14,166	296,636
	United Fire Group, Inc.	6,071	124,698
	Unity Bancorp, Inc.	1,368	19,179
	Universal Insurance Holdings, Inc.	3,222	40,178
	Univest Financial Corp.	11,975	189,924
	Unum Group	51,109	902,585
	Valley National Bancorp	91,394	698,250
	Veritex Holdings, Inc.	3,100	61,163
	Virtus Investment Partners, Inc.	1,697	270,756
	Voya Financial, Inc.	28,966	1,388,340
#	Waddell & Reed Financial, Inc., Class A	18,685	286,815
	Walker & Dunlop, Inc.	3,712	233,411
	Washington Federal, Inc.	13,458	286,521
	Washington Trust Bancorp, Inc.	4,315	145,718
	Waterstone Financial, Inc.	9,518	160,664
	Webster Financial Corp.	7,302	235,197
	WesBanco, Inc.	20,414	495,856
	West BanCorp, Inc.	1,326	21,998
	Western New England Bancorp, Inc.	12,440	71,654
	Westwood Holdings Group, Inc.	1,679	16,219
	White Mountains Insurance Group, Ltd.	525	476,873
	Wintrust Financial Corp.	9,277	456,707
#*	World Acceptance Corp.	1,173	98,520
	WSFS Financial Corp.	14,978	474,653
	Zions Bancorp NA	43,995	1,419,719

TOTAL FINANCIALS			80,996,388

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (4.6%)
*	Acadia Healthcare Co., Inc.	27,203	$969,787
»	Achillion Pharmaceuticals, Inc.	70,786	12,211
*	Addus HomeCare Corp.	3,230	315,151
*	Allscripts Healthcare Solutions, Inc.	53,395	538,222
*	AMAG Pharmaceuticals, Inc.	10,082	138,325
*	American Shared Hospital Services	400	724
*	Amphastar Pharmaceuticals, Inc.	6,115	119,793
*	AnaptysBio, Inc.	7,072	208,341
*	AngioDynamics, Inc.	15,503	160,301
*	ANI Pharmaceuticals, Inc.	271	6,908
*	Anika Therapeutics, Inc.	5,714	186,391
*	Applied Genetic Technologies Corp.	3,512	18,122
*	Assertio Holdings, Inc.	14,644	9,079
*	Avanos Medical, Inc.	8,450	298,708
*	Brookdale Senior Living, Inc.	50,258	147,759
*	Catalyst Biosciences, Inc.	5,400	29,592
*	Chimerix, Inc.	20,509	54,759
*	Community Health Systems, Inc.	17,477	109,057
	Computer Programs and Systems, Inc.	3,104	86,571
*	Concert Pharmaceuticals, Inc.	2,611	26,946
	CONMED Corp.	2,425	189,077
*	Covetrus, Inc.	22,216	548,513
*	Cross Country Healthcare, Inc.	9,073	71,223
#*»	Curative Health Services, Inc.	1,058	0
*	Cymabay Therapeutics, Inc.	559	4,651
#*	Digirad Corp.	700	1,764
*	Enanta Pharmaceuticals, Inc.	2,429	105,977
*	Endo International P.L.C.	6,169	28,192
*	Envista Holdings Corp.	21,696	573,208
*	Evolent Health, Inc., Class A	28,850	286,769
*	Five Prime Therapeutics, Inc.	9,694	44,205
#*	Five Star Senior Living, Inc.	11,501	52,560
*	FONAR Corp.	2,833	55,640
*	GlycoMimetics, Inc.	14,503	40,608
*	Harvard Bioscience, Inc.	11,180	37,788
*	HealthStream, Inc.	6,405	117,212
*	HMS Holdings Corp.	1,892	50,365
*	Inogen, Inc.	1,405	41,040
*	Integer Holdings Corp.	8,618	503,722
	Invacare Corp.	14,077	114,164
*	Jazz Pharmaceuticals P.L.C.	2,884	415,584
#*	Jounce Therapeutics, Inc.	14,092	117,245
	Kewaunee Scientific Corp.	637	5,255
*	LENSAR, Inc.	3,093	30,188
*	LHC Group, Inc.	1,937	419,457
	Luminex Corp.	8,320	183,373
*	Magellan Health, Inc.	6,467	467,370
*»	MedCath Corp.	5,455	0
*	MEDNAX, Inc.	19,121	243,793
*	Meridian Bioscience, Inc.	7,689	131,866
*	Mylan NV	12,800	186,112
*	Myriad Genetics, Inc.	16,080	199,874
	National HealthCare Corp.	3,069	194,268
*	NextGen Healthcare, Inc.	6,717	91,351
*	NuVasive, Inc.	1,387	61,624

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
#*	OPKO Health, Inc.	6,138	$21,606
*	OraSure Technologies, Inc.	18,117	270,668
*	Orthofix Medical, Inc.	2,541	79,432
	Owens & Minor, Inc.	30,425	764,276
	Patterson Cos., Inc.	21,976	546,653
*	PDL BioPharma, Inc.	40,768	87,651
	Perrigo Co. P.L.C.	22,113	970,097
	Premier, Inc., Class A	19,185	627,925
*	Prestige Consumer Healthcare, Inc.	12,661	418,193
*	Prothena Corp. P.L.C.	2,452	26,751
*	Providence Service Corp. (The)	3,206	376,865
*	Savara, Inc.	6,066	6,309
*	Select Medical Holdings Corp.	33,657	706,124
*	Supernus Pharmaceuticals, Inc.	14,030	257,591
*	Surgalign Holdings, Inc.	24,063	41,870
*	Surgery Partners, Inc.	3,682	80,341
*	Synlogic, Inc.	7,427	13,814
*	Taro Pharmaceutical Industries, Ltd.	1,010	59,216
*	Triple-S Management Corp., Class B	5,862	108,564
*	Vanda Pharmaceuticals, Inc.	4,092	43,744
*	Varex Imaging Corp.	2,818	37,761
#*	Wright Medical Group NV	5,510	168,551

TOTAL HEALTH CARE			14,764,787

INDUSTRIALS — (21.5%)
	AAR Corp.	6,561	127,677
	ABM Industries, Inc.	19,412	673,985
*	Acacia Research Corp.	18,530	58,370
	ACCO Brands Corp.	28,133	148,261
	Acme United Corp.	100	2,820
	Acuity Brands, Inc.	169	15,065
	ADT, Inc.	58,806	387,532
*	Aegion Corp.	12,870	181,596
*	Aerovironment, Inc.	1,313	100,261
	AGCO Corp.	14,360	1,106,151
	Air Lease Corp.	37,394	1,018,613
*	Air Transport Services Group, Inc.	13,037	365,557
	Alamo Group, Inc.	5,065	609,471
	Alaska Air Group, Inc.	23,302	882,913
	Albany International Corp., Class A	3,979	202,690
	Allegiant Travel Co.	2,280	307,253
	Allied Motion Technologies, Inc.	1,293	48,850
*	Alpha Pro Tech, Ltd.	0	0
	Altra Industrial Motion Corp.	3,632	155,304
	AMERCO	3,204	1,112,301
*	Ameresco, Inc., Class A	10,106	387,969
#*	American Superconductor Corp.	2,800	38,948
*	American Woodmark Corp.	2,941	242,956
*	AMREP Corp.	600	3,906
#*Ω	API Group Corp.	806	11,598
	Apogee Enterprises, Inc.	9,551	228,173
	Applied Industrial Technologies, Inc.	4,435	270,757
	ArcBest Corp.	8,210	250,569
	Arcosa, Inc.	15,469	714,204
	Argan, Inc.	631	25,991
*	Armstrong Flooring, Inc.	8,427	24,944
*	ASGN, Inc.	6,927	461,892
	Astec Industries, Inc.	8,188	415,950
*	Astronics Corp.	7,679	49,146

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Astronics Corp., Class B	385	$2,464
*	Atlas Air Worldwide Holdings, Inc.	7,197	425,775
	AZZ, Inc.	11,079	372,144
	Barnes Group, Inc.	11,772	432,032
	Barrett Business Services, Inc.	1,506	89,231
*	Beacon Roofing Supply, Inc.	23,084	708,679
	BG Staffing, Inc.	2,500	19,925
*	BMC Stock Holdings, Inc.	16,283	644,644
	Brady Corp., Class A	1,672	63,068
*	BrightView Holdings, Inc.	7,163	87,603
*	Broadwind, Inc.	2,514	9,352
*	Builders FirstSource, Inc.	11,549	349,935
	CAI International, Inc.	6,816	179,602
	Carlisle Cos., Inc.	9,842	1,219,129
*	CBIZ, Inc.	17,838	404,387
*	CECO Environmental Corp.	13,581	96,153
*	Chart Industries, Inc.	10,385	877,013
*	CIRCOR International, Inc.	4,918	137,212
*	Civeo Corp.	26,178	18,720
*	Clean Harbors, Inc.	10,377	549,670
*	Colfax Corp.	27,116	737,284
	Columbus McKinnon Corp.	5,038	170,738
	Comfort Systems USA, Inc.	3,692	169,094
*	Commercial Vehicle Group, Inc.	5,437	31,806
	CompX International, Inc.	200	2,528
*	Construction Partners, Inc., Class A	2,231	45,468
	Copa Holdings SA, Class A	3,261	160,702
	Costamare, Inc.	26,770	152,321
*	Covenant Logistics Group, Inc.	4,974	68,492
*	CPI Aerostructures, Inc.	3,207	7,312
	CRA International, Inc.	3,010	123,260
	Crane Co.	2,694	136,721
	Cubic Corp.	7,062	417,435
	Curtiss-Wright Corp.	5,395	455,122
#*	Daseke, Inc.	4,900	32,193
*	Ducommun, Inc.	4,139	136,173
*	DXP Enterprises, Inc.	6,186	96,749
*	Dycom Industries, Inc.	9,177	595,954
*	Eagle Bulk Shipping, Inc.	1,869	25,717
	Eastern Co. (The)	910	18,628
*	Echo Global Logistics, Inc.	8,765	236,392
	EMCOR Group, Inc.	6,216	423,869
	Encore Wire Corp.	5,068	234,192
	EnerSys	2,917	208,857
	Ennis, Inc.	7,715	117,577
	EnPro Industries, Inc.	3,615	213,357
	ESCO Technologies, Inc.	6,211	519,799
	Federal Signal Corp.	13,756	394,522
	Fluor Corp.	28,686	325,586
	Forward Air Corp.	3,109	195,774
	Franklin Electric Co., Inc.	4,113	245,669
*	FreightCar America, Inc.	4,774	7,209
*	FTI Consulting, Inc.	5,267	518,589
*	Gates Industrial Corp. P.L.C.	16,033	177,966
	GATX Corp.	12,082	824,959
	Genco Shipping & Trading, Ltd.	7,624	49,251
*	Gencor Industries, Inc.	1,822	21,062
*	Gibraltar Industries, Inc.	7,673	440,814
*	GMS, Inc.	12,651	285,913

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Goldfield Corp. (The)	14,200	$65,746
	Gorman-Rupp Co. (The)	9,371	290,970
*	GP Strategies Corp.	5,157	49,765
	Graham Corp.	1,927	25,436
#	Granite Construction, Inc.	12,476	240,912
*	Great Lakes Dredge & Dock Corp.	18,178	187,779
	Greenbrier Cos., Inc. (The)	11,925	321,736
	Griffon Corp.	10,863	232,903
	H&E Equipment Services, Inc.	5,779	121,590
*	Harsco Corp.	10,424	134,470
	Hawaiian Holdings, Inc.	13,916	192,737
	Heartland Express, Inc.	10,259	187,842
	Heidrick & Struggles International, Inc.	7,322	167,308
	Helios Technologies, Inc.	1,442	60,333
*	Herc Holdings, Inc.	4,298	190,659
*	Heritage-Crystal Clean, Inc.	3,996	65,854
	Herman Miller, Inc.	5,768	175,751
#*	Hertz Global Holdings, Inc.	42,510	29,757
*	Hill International, Inc.	8,440	11,141
	Hillenbrand, Inc.	1,965	57,476
	HNI Corp.	5,343	173,915
*	Houston Wire & Cable Co.	4,069	11,190
*	Hub Group, Inc., Class A	8,402	421,192
*	Hudson Global, Inc.	170	1,751
	Hurco Cos., Inc.	2,430	72,511
*	Huron Consulting Group, Inc.	6,466	244,803
	Hyster-Yale Materials Handling, Inc.	2,873	121,815
	ICF International, Inc.	4,421	289,089
*	IES Holdings, Inc.	1,262	40,283
	Insteel Industries, Inc.	5,944	129,341
	Interface, Inc.	10,275	62,986
	ITT, Inc.	11,659	705,486
*	JELD-WEN Holding, Inc.	12,577	264,494
*	JetBlue Airways Corp.	80,051	958,210
	Kadant, Inc.	1,402	161,398
	Kaman Corp.	6,925	274,645
	KAR Auction Services, Inc.	18,852	274,485
	Kelly Services, Inc., Class A	11,054	192,119
	Kennametal, Inc.	11,892	368,652
	Kimball International, Inc., Class B	7,055	72,667
*	Kirby Corp.	8,478	326,318
	Knight-Swift Transportation Holdings, Inc.	43,670	1,659,023
	Knoll, Inc.	5,246	60,119
	Korn Ferry	17,890	540,099
*	Lawson Products, Inc.	1,607	66,224
*	LB Foster Co., Class A	3,630	49,223
*	Limbach Holdings, Inc.	1,631	14,565
*	LS Starrett Co. (The), Class A	489	1,286
	LSI Industries, Inc.	7,336	50,178
*	Lydall, Inc.	5,780	114,386
	Macquarie Infrastructure Corp.	17,877	461,227
*	Manitowoc Co., Inc. (The)	15,281	115,066
	ManpowerGroup, Inc.	9,343	634,109
	Marten Transport, Ltd.	21,324	327,217
*	Masonite International Corp.	4,867	428,296
#*	MasTec, Inc.	12,005	595,928
	Matson, Inc.	10,742	558,047
	Matthews International Corp., Class A	8,424	183,896
	Maxar Technologies, Inc.	10,030	258,473

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp.	5,993	$342,080
*	Mesa Air Group, Inc.	6,516	20,591
*	Middleby Corp. (The)	8,885	884,413
	Miller Industries, Inc.	4,066	121,736
*	Mistras Group, Inc.	11,468	42,661
	Moog, Inc., Class A	6,641	414,332
*	MRC Global, Inc.	26,801	114,172
	MSC Industrial Direct Co., Inc., Class A	5,446	379,368
	Mueller Industries, Inc.	8,580	248,219
	Mueller Water Products, Inc., Class A	23,985	248,485
*	MYR Group, Inc.	5,161	220,633
	National Presto Industries, Inc.	1,049	87,161
	Nielsen Holdings P.L.C.	65,881	890,052
	NL Industries, Inc.	5,599	23,180
	NN, Inc.	13,572	72,746
*	Northwest Pipe Co.	4,013	107,548
*	NOW, Inc.	40,187	163,561
*	NV5 Global, Inc.	1,675	93,934
	nVent Electric P.L.C.	20,379	367,841
*	Orion Group Holdings, Inc.	13,009	42,409
	Oshkosh Corp.	11,701	788,179
	Owens Corning	6,098	399,236
*	PAM Transportation Services, Inc.	1,458	57,737
	Park Aerospace Corp.	3,310	35,053
	Park-Ohio Holdings Corp.	4,000	78,960
	Patriot Transportation Holding, Inc.	178	1,641
*	Perma-Pipe International Holdings, Inc.	1,500	8,160
*	PGT Innovations, Inc.	9,267	153,647
*	PICO Holdings, Inc.	8,513	70,403
	Powell Industries, Inc.	4,041	95,489
	Preformed Line Products Co.	2,167	119,250
	Primoris Services Corp.	15,626	294,863
	Quad/Graphics, Inc.	18,082	41,046
	Quanex Building Products Corp.	10,042	182,764
	Quanta Services, Inc.	20,554	1,283,186
*	Radiant Logistics, Inc.	12,254	62,986
*	RCM Technologies, Inc.	4,177	5,305
	Regal Beloit Corp.	8,953	883,213
*	Resideo Technologies, Inc.	23,819	240,096
	Resources Connection, Inc.	10,756	115,519
	REV Group, Inc.	8,299	65,147
	Rexnord Corp.	14,983	480,655
	Rush Enterprises, Inc., Class A	13,807	494,843
	Rush Enterprises, Inc., Class B	2,475	77,839
	Ryder System, Inc.	11,573	570,086
*	Saia, Inc.	5,236	773,148
	Schneider National, Inc., Class B	13,435	296,376
#	Scorpio Bulkers, Inc.	2,050	22,509
*	Sensata Technologies Holding P.L.C.	29,063	1,270,344
	Shyft Group, Inc. (The)	6,386	123,314
*	SIFCO Industries, Inc.	659	2,339
	SkyWest, Inc.	14,199	412,197
	Snap-on, Inc.	9,344	1,471,960
*	SP Plus Corp.	2,245	41,375
*	Spirit Airlines, Inc.	16,509	290,063
*	SPX FLOW, Inc.	8,347	353,495
	Standex International Corp.	2,335	144,980
	Steelcase, Inc., Class A	21,131	220,608
*	Sterling Construction Co., Inc.	6,799	99,945

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Team, Inc.	12,866	$68,962
	Terex Corp.	16,734	413,162
*	Textainer Group Holdings, Ltd.	20,822	301,086
	Textron, Inc.	58,003	2,076,507
*	Thermon Group Holdings, Inc.	8,245	83,192
	Timken Co. (The)	12,820	765,354
	Titan International, Inc.	16,208	44,572
*	Titan Machinery, Inc.	7,999	119,905
*	TriMas Corp.	6,595	160,456
#	Trinity Industries, Inc.	42,457	799,890
	Triton International, Ltd.	24,360	898,397
*	TrueBlue, Inc.	12,939	200,813
#*	Tutor Perini Corp.	15,498	209,378
*	Twin Disc, Inc.	2,022	10,231
*	U.S. Xpress Enterprises, Inc., Class A	11,175	80,572
	UFP Industries, Inc.	14,860	741,663
*	Ultralife Corp.	969	5,000
	UniFirst Corp.	1,599	261,932
*	Univar Solutions, Inc.	28,975	480,695
	Universal Logistics Holdings, Inc.	3,772	74,422
*	USA Truck, Inc.	3,957	33,911
	Valmont Industries, Inc.	2,828	401,435
*	Vectrus, Inc.	2,679	105,874
*	Veritiv Corp.	7,447	107,237
	Viad Corp.	4,123	82,460
*	Virco Manufacturing Corp.	4,400	8,624
	VSE Corp.	3,687	106,776
	Wabash National Corp.	5,568	79,400
	Werner Enterprises, Inc.	17,645	670,863
*	WESCO International, Inc.	13,822	570,019
*	Willdan Group, Inc.	527	13,792
*	Willis Lease Finance Corp.	2,293	48,635
*	WillScot Mobile Mini Holdings Corp.	31,721	589,376
#*	XPO Logistics, Inc.	13,929	1,253,610

TOTAL INDUSTRIALS			69,319,621

INFORMATION TECHNOLOGY — (9.3%)
*	ADDvantage Technologies Group, Inc.	1,399	2,630
	ADTRAN, Inc.	20,305	217,060
*	Alithya Group, Inc., Class A	0	0
	Alliance Data Systems Corp.	1,133	58,395
*	Alpha & Omega Semiconductor, Ltd.	5,883	93,304
*	Amkor Technology, Inc.	71,209	843,827
*	Amtech Systems, Inc.	6,555	34,873
*	Arlo Technologies, Inc.	14,959	66,717
*	Arrow Electronics, Inc.	27,872	2,170,950
	AstroNova, Inc.	1,475	11,652
*	Aviat Networks, Inc.	1,600	29,616
	Avnet, Inc.	37,316	920,586
*	Aware, Inc.	4,272	11,278
*	Axcelis Technologies, Inc.	9,046	199,645
*	AXT, Inc.	15,993	95,158
	Bel Fuse, Inc., Class B	3,659	42,847
	Belden, Inc.	5,694	175,831
	Benchmark Electronics, Inc.	9,349	194,740
	Brooks Automation, Inc.	5,217	243,634
*	BSQUARE Corp.	2,065	2,354
*	CACI International, Inc., Class A	4,175	870,613
*	CalAmp Corp.	3,728	26,394

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Calix, Inc.	5,760	$134,842
	Cass Information Systems, Inc.	2,800	109,816
*	Clearfield, Inc.	1,200	25,116
	Cohu, Inc.	12,716	276,319
	Communications Systems, Inc.	2,300	9,131
*	Computer Task Group, Inc.	3,954	21,984
	Comtech Telecommunications Corp.	7,920	114,048
*	Conduent, Inc.	79,377	276,629
	CSP, Inc.	66	468
	CTS Corp.	9,128	252,298
*	CyberOptics Corp.	2,716	62,577
	Daktronics, Inc.	12,960	50,544
*	Digi International, Inc.	10,327	152,117
*	Diodes, Inc.	12,034	695,926
*	DSP Group, Inc.	2,033	26,775
	DXC Technology Co.	53,442	984,402
#	Ebix, Inc.	6,735	121,634
*	EchoStar Corp., Class A	12,908	298,949
*	EMCORE Corp.	6,506	21,210
*	ePlus, Inc.	3,660	247,087
*	Fabrinet	8,009	480,700
*	First Solar, Inc.	12,991	1,130,802
*	Fitbit, Inc., Class A	16,205	114,083
*	Flex, Ltd.	130,502	1,846,603
*	FormFactor, Inc.	12,839	363,986
*	Frequency Electronics, Inc.	2,659	24,303
*	GSI Technology, Inc.	4,816	29,426
	Hackett Group, Inc. (The)	7,500	96,900
*	Harmonic, Inc.	31,893	189,444
*	Ichor Holdings, Ltd.	1,261	29,331
*	Insight Enterprises, Inc.	9,403	501,650
	InterDigital, Inc.	3,854	215,747
*	inTEST Corp.	4,410	20,551
*	Intevac, Inc.	7,564	39,938
#*	j2 Global, Inc.	9,158	621,645
	Jabil, Inc.	39,666	1,314,531
	KBR, Inc.	23,063	514,074
*	Key Tronic Corp.	2,718	20,766
*	Kimball Electronics, Inc.	10,520	127,502
*	Knowles Corp.	24,185	344,636
	Kulicke & Soffa Industries, Inc.	12,487	326,410
*	KVH Industries, Inc.	7,706	66,965
	ManTech International Corp., Class A	6,874	445,985
	Methode Electronics, Inc.	9,026	277,730
	MTS Systems Corp.	2,568	62,351
*	NCR Corp.	516	10,485
*	NeoPhotonics Corp.	15,687	106,828
*	NETGEAR, Inc.	7,554	232,814
*	Netscout Systems, Inc.	19,624	402,684
	Network-1 Technologies, Inc.	3,000	8,670
*	ON Semiconductor Corp.	41,788	1,048,461
*	OneSpan, Inc.	4,435	97,260
*	Onto Innovation, Inc.	7,410	237,639
*	Optical Cable Corp.	1,600	4,272
*	OSI Systems, Inc.	4,996	385,491
	PC Connection, Inc.	7,388	336,523
	PC-Tel, Inc.	4,282	21,838
*	PDF Solutions, Inc.	5,273	98,816
*	Perficient, Inc.	8,418	329,649

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Photronics, Inc.	18,041	$175,900
*	Plexus Corp.	8,395	583,788
*	PRGX Global, Inc.	2,300	12,512
*	Rambus, Inc.	10,426	143,775
	RF Industries, Ltd.	681	2,915
*	Ribbon Communications, Inc.	20,057	86,446
	Richardson Electronics, Ltd.	3,224	13,605
*	Rogers Corp.	3,710	449,726
*	Sanmina Corp.	24,963	610,096
*	ScanSource, Inc.	7,550	151,755
#»	Silicon Graphics, Inc.	137	0
#*	SMART Global Holdings, Inc.	4,531	119,573
#*	Stratasys, Ltd.	9,275	118,534
*	Super Micro Computer, Inc.	12,744	289,544
*	Sykes Enterprises, Inc.	10,441	357,500
	SYNNEX Corp.	13,283	1,748,574
*	Telenav, Inc.	5,000	20,350
	TESSCO Technologies, Inc.	3,407	20,783
*	TTM Technologies, Inc.	26,524	314,840
*	Ultra Clean Holdings, Inc.	11,190	238,235
*	Veeco Instruments, Inc.	14,237	181,237
*	ViaSat, Inc.	2,800	94,920
	Vishay Intertechnology, Inc.	34,468	559,071
*	Vishay Precision Group, Inc.	3,563	85,120
	Xerox Holdings Corp.	38,196	663,846
	Xperi Holding Corp.	23,253	288,337

TOTAL INFORMATION TECHNOLOGY			30,052,447

MATERIALS — (9.3%)
*	AdvanSix, Inc.	11,950	181,879
*	AgroFresh Solutions, Inc.	10,796	22,240
*	Alcoa Corp.	61,555	795,291
*	Allegheny Technologies, Inc.	32,729	301,434
	American Vanguard Corp.	12,936	167,133
*	Ampco-Pittsburgh Corp.	4,848	21,089
	Ashland Global Holdings, Inc.	13,422	936,453
*	Berry Global Group, Inc.	1,072	49,987
	Boise Cascade Co.	10,937	419,762
	Cabot Corp.	12,411	471,742
#	Caledonia Mining Corp., P.L.C.	2,657	43,389
	Carpenter Technology Corp.	13,131	229,530
*	Century Aluminum Co.	39,208	257,989
	CF Industries Holdings, Inc.	38,042	1,050,340
*	Clearwater Paper Corp.	6,393	237,500
*	Coeur Mining, Inc.	35,638	251,961
	Commercial Metals Co.	40,252	831,204
*	Contura Energy, Inc.	6,668	43,009
*	Core Molding Technologies, Inc.	2,490	19,148
	Domtar Corp.	18,629	444,860
*	Element Solutions, Inc.	74,332	871,171
*	Ferro Corp.	9,999	128,587
*	Ferroglobe P.L.C.	17,682	10,917
»	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
*	Flotek Industries, Inc.	5,855	14,520
	Friedman Industries, Inc.	1,905	10,668
	FutureFuel Corp.	14,713	174,937
*	GCP Applied Technologies, Inc.	2,628	57,317
	Glatfelter Corp.	15,735	224,538
	Gold Resource Corp.	18,435	50,512

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Graphic Packaging Holding Co.	71,268	$947,152
	Greif, Inc., Class A	8,123	329,712
	Greif, Inc., Class B	2,591	112,061
	Hawkins, Inc.	3,205	149,705
	Haynes International, Inc.	5,048	81,828
	HB Fuller Co.	13,400	606,350
	Hecla Mining Co.	141,656	648,784
	Huntsman Corp.	54,727	1,329,319
	Innospec, Inc.	6,586	435,598
*	Intrepid Potash, Inc.	3,717	37,096
*	Kraton Corp.	13,762	389,465
	Kronos Worldwide, Inc.	14,433	192,247
#*	Livent Corp.	13,575	145,931
*	LSB Industries, Inc.	5,003	11,157
	Materion Corp.	6,626	339,185
	Mercer International, Inc.	21,251	133,669
	Minerals Technologies, Inc.	10,516	575,120
	Mosaic Co. (The)	9,844	182,114
	Myers Industries, Inc.	4,300	61,662
	Neenah, Inc.	4,346	163,540
#	Nexa Resources SA	9,879	59,768
	O-I Glass, Inc.	7,573	71,413
	Olin Corp.	43,062	712,676
	Olympic Steel, Inc.	6,193	70,662
*	PQ Group Holdings, Inc.	15,759	182,174
*	Rayonier Advanced Materials, Inc.	8,785	30,132
	Reliance Steel & Aluminum Co.	22,042	2,402,358
*	Resolute Forest Products, Inc.	21,514	98,749
*	Ryerson Holding Corp.	12,317	96,935
	Schnitzer Steel Industries, Inc., Class A	9,993	209,853
	Schweitzer-Mauduit International, Inc.	9,008	299,066
	Sensient Technologies Corp.	1,681	109,988
	Sonoco Products Co.	6,791	332,012
	Steel Dynamics, Inc.	57,283	1,803,269
	Stepan Co.	5,683	661,728
*	Summit Materials, Inc., Class A	38,435	679,915
	SunCoke Energy, Inc.	21,275	74,250
*	Synalloy Corp.	842	4,370
*	TimkenSteel Corp.	17,420	67,415
*	Trecora Resources	3,192	18,897
	Tredegar Corp.	8,633	125,869
	Trinseo SA	5,224	166,228
*	Tronox Holdings P.L.C., Class A	39,317	384,127
*	UFP Technologies, Inc.	2,556	94,725
	United States Lime & Minerals, Inc.	941	87,231
#	United States Steel Corp.	35,386	341,829
*	Universal Stainless & Alloy Products, Inc.	2,690	14,607
#*	US Concrete, Inc.	6,891	234,018
*	Venator Materials P.L.C.	18,212	35,331
	Verso Corp., Class A	10,042	78,127
	Warrior Met Coal, Inc.	10,197	152,955
	Westlake Chemical Corp.	27,911	1,887,342
	WestRock Co.	70,463	2,645,886
	Worthington Industries, Inc.	13,566	667,583

TOTAL MATERIALS			30,092,290

REAL ESTATE — (1.1%)
*	BBX Capital, Inc.	4,601	15,873
	CTO Realty Growth, Inc.	2,081	91,835

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (Continued)
#* Cushman & Wakefield P.L.C.	19,669	$230,521
* Forestar Group, Inc.	6,571	109,341
* FRP Holdings, Inc.	900	36,414
* Howard Hughes Corp. (The)	3,007	187,005
Jones Lang LaSalle, Inc.	14,289	1,612,657
Kennedy-Wilson Holdings, Inc.	1,656	21,826
* Marcus & Millichap, Inc.	7,057	220,390
* Rafael Holdings, Inc., Class B	3,941	64,632
RE/MAX Holdings, Inc., Class A	6,815	220,397
#* Realogy Holdings Corp.	27,392	305,695
#* St Joe Co. (The)	4,121	111,432
* Stratus Properties, Inc.	650	13,890
* Tejon Ranch Co.	11,225	153,895

TOTAL REAL ESTATE		3,395,803

UTILITIES — (0.3%)
Brookfield Renewable Corp., Class A	5,635	376,249
Genie Energy, Ltd., Class B	2,650	21,968
Vistra Corp.	29,042	504,460

TOTAL UTILITIES		902,677

TOTAL COMMON STOCKS		316,601,178

PREFERRED STOCKS — (0.1%)
CONSUMER DISCRETIONARY — (0.1%)
Qurate Retail, Inc.	2,559	250,322

INDUSTRIALS — (0.0%)
WESCO International, Inc.	5,687	164,809

TOTAL PREFERRED STOCKS		415,131

TOTAL INVESTMENT SECURITIES (Cost $352,940,242)		317,016,309

SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	479,969	5,553,720

TOTAL INVESTMENTS — (100.0%) (Cost $358,492,387)		$322,570,029

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$8,850,584	—	—	$8,850,584
Consumer Discretionary	44,591,814	$1,108	—	44,592,922
Consumer Staples	14,283,407	—	—	14,283,407
Energy	19,350,252	—	—	19,350,252
Financials	80,995,013	1,375	—	80,996,388
Health Care	14,752,576	12,211	—	14,764,787
Industrials	69,319,621	—	—	69,319,621
Information Technology	30,052,447	—	—	30,052,447
Materials	30,092,290	—	—	30,092,290

VA U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$3,395,803	—	—	$3,395,803
Utilities	902,677	—	—	902,677
Preferred Stocks
Consumer Discretionary	250,322	—	—	250,322
Industrials	164,809	—	—	164,809
Securities Lending Collateral	—	$5,553,720	—	5,553,720

TOTAL	$317,001,615	$5,568,414	—	$322,570,029

See accompanying Notes to Financial Statements.

VA U.S. LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (99.9%)
COMMUNICATION SERVICES — (12.5%)
	Activision Blizzard, Inc.	5,827	$441,279
	AT&T, Inc.	510,971	13,806,436
	CenturyLink, Inc.	130,666	1,126,341
*	Charter Communications, Inc., Class A	13,352	8,062,205
	Comcast Corp., Class A	340,296	14,374,103
#*	Discovery, Inc., Class A	20,493	414,778
*	Discovery, Inc., Class C	38,338	702,352
*	DISH Network Corp., Class A	27,506	701,128
*	Electronic Arts, Inc.	830	99,459
	Fox Corp., Class A	41,870	1,110,392
*	Fox Corp., Class B	30,375	794,003
*	GCI Liberty, Inc., Class A	1,000	81,230
	Interpublic Group of Cos., Inc. (The)	14,152	256,010
*	Liberty Broadband Corp., Class A	600	84,330
*	Liberty Broadband Corp., Class C	3,704	524,894
*	Liberty Media Corp.-Liberty Formula One, Class A	535	17,816
*	Liberty Media Corp.-Liberty Formula One, Class C	1,727	62,397
*	Liberty Media Corp.-Liberty SiriusXM, Class A	2,140	73,980
*	Liberty Media Corp.-Liberty SiriusXM, Class C	6,909	239,051
*	Madison Square Garden Entertainment Corp.	154	10,010
	News Corp., Class A	10,744	141,069
	News Corp., Class B	3,865	50,322
	Omnicom Group, Inc.	1,041	49,135
*	T-Mobile US, Inc.	31,777	3,481,806
*	Twitter, Inc.	1,700	70,312
	Verizon Communications, Inc.	58,963	3,360,301
	ViacomCBS, Inc., Class B	27,248	778,475
	Walt Disney Co. (The)	50,429	6,114,516

TOTAL COMMUNICATION SERVICES			57,028,130

CONSUMER DISCRETIONARY — (6.5%)
	Advance Auto Parts, Inc.	6,328	931,988
	Aptiv P.L.C.	1,671	161,235
	Aramark	24,917	691,198
	Autoliv, Inc.	6,304	477,843
	BorgWarner, Inc.	23,339	816,398
*	Capri Holdings, Ltd.	1,300	27,586
*	CarMax, Inc.	9,448	816,685
#	Carnival Corp.	25,585	350,770
*	Dollar Tree, Inc.	13,047	1,178,405
	DR Horton, Inc.	56,804	3,795,075
	Expedia Group, Inc.	1	94
	Ford Motor Co.	312,226	2,413,507
	Gap, Inc. (The)	14,576	283,503
	Garmin, Ltd.	12,922	1,344,147
	General Motors Co.	100,456	3,468,746
	Gentex Corp.	29,709	822,048
	Genuine Parts Co.	2,789	252,209
	Harley-Davidson, Inc.	1,373	45,144
	Hasbro, Inc.	3,203	264,952
	Hyatt Hotels Corp., Class A	2,188	120,646
	Kohl’s Corp.	10,406	221,544
	Lear Corp.	6,060	732,109
	Lennar Corp., Class A	20,267	1,423,351
	Lennar Corp., Class B	607	34,532

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	33,701	$1,078,095
	MGM Resorts International	32,476	668,031
*	Mohawk Industries, Inc.	9,865	1,017,969
	Newell Brands, Inc.	8,465	149,492
#*	Norwegian Cruise Line Holdings, Ltd.	1,892	31,464
	PulteGroup, Inc.	42,097	1,715,874
	PVH Corp.	7,675	447,376
	Ralph Lauren Corp.	5,787	386,861
	Royal Caribbean Cruises, Ltd.	17,752	1,001,568
*	Skechers U.S.A., Inc., Class A	2,403	76,199
	Tapestry, Inc.	10,582	235,238
	Target Corp.	2,023	307,941
	Tiffany & Co.	1,312	171,662
	Toll Brothers, Inc.	3,807	160,960
#*	Veoneer, Inc.	2,824	43,405
	Whirlpool Corp.	7,935	1,467,658

TOTAL CONSUMER DISCRETIONARY			29,633,508

CONSUMER STAPLES — (5.5%)
	Archer-Daniels-Midland Co.	21,488	993,605
	Bunge, Ltd.	12,642	717,181
	Conagra Brands, Inc.	34,544	1,212,149
	Constellation Brands, Inc., Class A	5,854	967,256
	Coty, Inc., Class A	29,750	86,275
	General Mills, Inc.	1,699	100,445
	Hormel Foods Corp.	2,749	133,849
	Ingredion, Inc.	3,015	213,733
	JM Smucker Co. (The)	13,623	1,528,501
	Kraft Heinz Co. (The)	13,469	412,017
	Kroger Co. (The)	88,430	2,848,330
	Molson Coors Beverage Co., Class B	13,065	460,672
	Mondelez International, Inc., Class A	64,509	3,426,718
*	Pilgrim’s Pride Corp.	2,655	44,445
*	Post Holdings, Inc.	7,880	676,892
	Seaboard Corp.	12	41,340
	Spectrum Brands Holdings, Inc.	174	9,895
	Tyson Foods, Inc., Class A	29,062	1,663,218
*	US Foods Holding Corp.	13,543	283,049
	Walgreens Boots Alliance, Inc.	57,373	1,952,977
	Walmart, Inc.	51,411	7,133,276

TOTAL CONSUMER STAPLES			24,905,823

ENERGY — (6.6%)
	Apache Corp.	4,268	35,424
	Baker Hughes Co.	14,996	221,491
	Cabot Oil & Gas Corp.	3,970	70,626
	Chevron Corp.	115,793	8,047,613
	Cimarex Energy Co.	923	23,416
	Concho Resources, Inc.	12,560	521,366
	ConocoPhillips	91,117	2,607,769
	Devon Energy Corp.	19,874	177,475
	Diamondback Energy, Inc.	743	19,288
	EOG Resources, Inc.	15,972	546,881
	Exxon Mobil Corp.	235,125	7,669,777
	Halliburton Co.	23,528	283,748
	Helmerich & Payne, Inc.	818	12,164
	Hess Corp.	28,436	1,058,388
	HollyFrontier Corp.	7,502	138,862

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	84,813	$1,009,275
	Marathon Oil Corp.	8,845	35,026
	Marathon Petroleum Corp.	60,816	1,794,072
	Murphy Oil Corp.	2,737	21,130
	National Oilwell Varco, Inc.	19,350	162,540
	Occidental Petroleum Corp.	56,657	517,278
	Parsley Energy, Inc., Class A	3,962	39,660
	Phillips 66	18,704	872,729
	Pioneer Natural Resources Co.	14,008	1,114,476
	Schlumberger, Ltd.	57,688	861,859
	Targa Resources Corp.	8,917	143,118
	TechnipFMC P.L.C.	22,952	126,925
	Valero Energy Corp.	33,270	1,284,555
	Williams Cos., Inc. (The)	25,522	489,767

TOTAL ENERGY			29,906,698

FINANCIALS — (18.9%)
	Aflac, Inc.	31,367	1,064,910
	Alleghany Corp.	521	284,951
	Allstate Corp. (The)	16,654	1,478,043
	Ally Financial, Inc.	51,633	1,377,568
	American Financial Group, Inc.	5,612	420,563
	American International Group, Inc.	23,508	740,267
*	Arch Capital Group, Ltd.	15,476	467,530
	Assurant, Inc.	3,963	492,878
*	Athene Holding, Ltd., Class A	1,290	41,383
	Axis Capital Holdings, Ltd.	973	41,537
	Bank of America Corp.	229,382	5,436,353
	Bank of New York Mellon Corp. (The)	62,976	2,163,855
*	Berkshire Hathaway, Inc., Class B	49,526	9,999,299
	Capital One Financial Corp.	27,365	1,999,834
	Charles Schwab Corp. (The)	7,285	299,486
	Chubb, Ltd.	9,800	1,273,118
	Cincinnati Financial Corp.	913	64,586
	Citigroup, Inc.	128,445	5,320,192
	Citizens Financial Group, Inc.	14,080	383,680
	CNA Financial Corp.	3,404	101,405
	Comerica, Inc.	3,264	148,545
	East West Bancorp, Inc.	3,233	117,940
	Everest Re Group, Ltd.	2,530	498,612
	Fifth Third Bancorp	73,951	1,717,142
	First Republic Bank	614	77,450
	Franklin Resources, Inc.	9,835	184,406
	Globe Life, Inc.	1,955	158,531
	Goldman Sachs Group, Inc. (The)	23,560	4,453,782
	Hartford Financial Services Group, Inc. (The)	50,871	1,959,551
	Huntington Bancshares, Inc.	132,757	1,385,983
	Invesco, Ltd.	1,844	24,175
	Jefferies Financial Group, Inc.	6,961	135,809
	JPMorgan Chase & Co.	155,799	15,274,534
	KeyCorp	65,913	855,551
	Lincoln National Corp.	11,260	395,226
	Loews Corp.	17,112	593,444
	M&T Bank Corp.	5,986	620,030
*	Markel Corp.	217	202,418
	MetLife, Inc.	27,080	1,024,978
	Morgan Stanley	89,250	4,297,388
	Northern Trust Corp.	1,605	125,623
	Old Republic International Corp.	13,666	222,483

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	PacWest Bancorp	1,151	$22,145
	People’s United Financial, Inc.	8,409	89,724
	PNC Financial Services Group, Inc. (The)	15,608	1,746,223
	Principal Financial Group, Inc.	29,370	1,151,891
	Prosperity Bancshares, Inc.	567	31,247
	Prudential Financial, Inc.	13,537	866,639
	Raymond James Financial, Inc.	2,478	189,418
	Regions Financial Corp.	71,272	947,918
	Reinsurance Group of America, Inc.	4,352	439,639
	RenaissanceRe Holdings, Ltd.	2,150	347,698
	Santander Consumer USA Holdings, Inc.	13,088	266,210
	State Street Corp.	10,281	605,551
*	SVB Financial Group	300	87,210
	Synchrony Financial	27,225	681,170
	Synovus Financial Corp.	4,904	127,504
	TCF Financial Corp.	3,200	87,072
	Travelers Cos., Inc. (The)	19,149	2,311,476
	Truist Financial Corp.	56,633	2,385,382
	U.S. Bancorp	50,536	1,968,377
	Unum Group	3,525	62,252
	Voya Financial, Inc.	2,948	141,298
	Wells Fargo & Co.	144,357	3,096,458
	Zions Bancorp NA	12,096	390,338

TOTAL FINANCIALS			85,967,879

HEALTH CARE — (17.9%)
	Abbott Laboratories	8,156	857,277
	AbbVie, Inc.	1,826	155,393
*	Alexion Pharmaceuticals, Inc.	8,343	960,613
	Anthem, Inc.	21,126	5,763,173
	Becton Dickinson and Co.	4,531	1,047,250
*	Biogen, Inc.	5,285	1,332,190
*	Bio-Rad Laboratories, Inc., Class A	754	442,161
*	Boston Scientific Corp.	16,384	561,480
	Bristol-Myers Squibb Co.	60,856	3,557,033
	Cardinal Health, Inc.	6,705	307,022
*	Centene Corp.	27,429	1,621,054
*	Change Healthcare, Inc.	20,364	288,151
*	Charles River Laboratories International, Inc.	1	228
	Cigna Corp.	30,231	5,047,670
	Cooper Cos., Inc. (The)	100	31,905
	CVS Health Corp.	106,209	5,957,263
	Danaher Corp.	24,909	5,717,612
*	DaVita, Inc.	19,353	1,669,196
	DENTSPLY SIRONA, Inc.	5,850	276,061
*	Elanco Animal Health, Inc.	1,300	40,313
	Envista Holdings Corp.	4,920	129,986
	Gilead Sciences, Inc.	4,579	266,269
*	Henry Schein, Inc.	11,024	700,906
	Humana, Inc.	9,731	3,885,394
*	IQVIA Holdings, Inc.	4,397	677,094
*	Jazz Pharmaceuticals P.L.C.	4,567	658,105
*	Laboratory Corp. of America Holdings	14,026	2,801,974
	McKesson Corp.	11,627	1,714,866
	Medtronic P.L.C.	57,928	5,825,819
*	Mylan NV	61,846	899,241
	PerkinElmer, Inc.	2,281	295,503
	Perrigo Co. P.L.C.	7,626	334,553
	Pfizer, Inc.	398,194	14,127,923

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Quest Diagnostics, Inc.	17,859	$2,181,298
	STERIS P.L.C.	6,722	1,191,071
*	Syneos Health, Inc.	1,106	58,706
	Thermo Fisher Scientific, Inc.	16,736	7,918,136
	UnitedHealth Group, Inc.	1,668	508,973
	Universal Health Services, Inc., Class B	11,058	1,211,404
	Zimmer Biomet Holdings, Inc.	6,119	808,320

TOTAL HEALTH CARE			81,828,586

INDUSTRIALS — (13.2%)
*	AECOM	9,375	420,375
	AGCO Corp.	2,833	218,226
	Alaska Air Group, Inc.	8,088	306,454
	AMERCO	1,829	634,956
	AMETEK, Inc.	5,252	515,746
	AO Smith Corp.	1,100	56,859
	Arcosa, Inc.	1,576	72,764
	Carlisle Cos., Inc.	7,596	940,917
	Carrier Global Corp.	58,005	1,936,787
	Caterpillar, Inc.	1,747	274,366
	Cummins, Inc.	10,125	2,226,386
	Deere & Co.	1,099	248,275
	Delta Air Lines, Inc.	45,864	1,405,273
	Dover Corp.	10,056	1,113,300
	Eaton Corp. P.L.C.	33,145	3,440,120
	Emerson Electric Co.	9,114	590,496
	FedEx Corp.	18,335	4,757,382
	Fortive Corp.	7,159	440,994
	Fortune Brands Home & Security, Inc.	10,974	887,467
	General Dynamics Corp.	9,585	1,258,798
	General Electric Co.	118,649	880,376
	Howmet Aerospace, Inc.	49,251	849,580
	Hubbell, Inc.	2,940	427,799
*	Ingersoll Rand, Inc.	11,753	410,650
	ITT, Inc.	400	24,204
	Jacobs Engineering Group, Inc.	6,798	645,810
*	JetBlue Airways Corp.	21,682	259,534
	Johnson Controls International P.L.C.	28,914	1,220,460
	Kansas City Southern	12,742	2,244,376
	Knight-Swift Transportation Holdings, Inc.	1	38
	L3Harris Technologies, Inc.	1,884	303,531
	ManpowerGroup, Inc.	2,265	153,726
	Nielsen Holdings P.L.C.	20,531	277,374
	Norfolk Southern Corp.	19,624	4,103,771
	nVent Electric P.L.C.	1	18
	Oshkosh Corp.	2,714	182,815
	Otis Worldwide Corp.	25,874	1,585,559
	Owens Corning	11,648	762,595
	PACCAR, Inc.	20,601	1,758,913
	Parker-Hannifin Corp.	5,787	1,205,779
	Pentair P.L.C.	17,893	890,356
	Quanta Services, Inc.	11,715	731,367
	Raytheon Technologies Corp.	58,154	3,158,925
	Republic Services, Inc.	28,633	2,524,572
	Roper Technologies, Inc.	500	185,670
*	Sensata Technologies Holding P.L.C.	13,985	611,284
	Snap-on, Inc.	6,398	1,007,877
	Southwest Airlines Co.	38,846	1,535,582
	Stanley Black & Decker, Inc.	16,180	2,689,116

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Teledyne Technologies, Inc.	400	$123,660
	Textron, Inc.	32,300	1,156,340
	Trane Technologies P.L.C.	17,638	2,341,444
*	United Airlines Holdings, Inc.	35,543	1,203,486
*	United Rentals, Inc.	8,299	1,479,629
	Westinghouse Air Brake Technologies Corp.	6,704	397,547
*	XPO Logistics, Inc.	14,263	1,283,670

TOTAL INDUSTRIALS			60,363,374

INFORMATION TECHNOLOGY — (10.6%)
*	Akamai Technologies, Inc.	1,558	148,197
	Amdocs, Ltd.	15,020	846,828
	Analog Devices, Inc.	13,157	1,559,499
*	Arrow Electronics, Inc.	9,787	762,309
	Avnet, Inc.	1,297	31,997
	Broadcom, Inc.	152	53,144
*	CACI International, Inc., Class A	200	41,706
*	Ciena Corp.	1,583	62,354
	Cisco Systems, Inc.	10,126	363,523
	Cognizant Technology Solutions Corp., Class A	39,424	2,815,662
	Corning, Inc.	84,822	2,711,759
	Dolby Laboratories, Inc., Class A	99	7,433
	DXC Technology Co.	10,899	200,760
*	F5 Networks, Inc.	876	116,456
	Fidelity National Information Services, Inc.	21,684	2,701,610
*	Fiserv, Inc.	10,113	965,488
*	Flex, Ltd.	13,933	197,152
	Global Payments, Inc.	5,042	795,325
	Hewlett Packard Enterprise Co.	169,352	1,463,201
	HP, Inc.	106,724	1,916,763
	Intel Corp.	300,601	13,310,612
*	IPG Photonics Corp.	430	79,963
	Jabil, Inc.	1,501	49,743
	Juniper Networks, Inc.	24,251	478,230
	Lam Research Corp.	804	275,032
	Leidos Holdings, Inc.	15,477	1,284,591
	Marvell Technology Group, Ltd.	24,933	935,237
	Microchip Technology, Inc.	773	81,227
*	Micron Technology, Inc.	97,428	4,904,526
*	ON Semiconductor Corp.	44,344	1,112,591
*	Qorvo, Inc.	12,403	1,579,646
	Skyworks Solutions, Inc.	9,087	1,283,902
	SS&C Technologies Holdings, Inc.	23,811	1,410,087
	SYNNEX Corp.	1,952	256,961
	TE Connectivity, Ltd.	21,409	2,074,104
*	Trimble, Inc.	5,577	268,421
*	Vontier Corp.	2,863	82,283
	Western Digital Corp.	21,427	808,441
	Xerox Holdings Corp.	28,577	496,668

TOTAL INFORMATION TECHNOLOGY			48,533,431

MATERIALS — (7.5%)
	Air Products & Chemicals, Inc.	6,186	1,708,821
	Albemarle Corp.	11,079	1,032,674
	Amcor P.L.C.	77,242	805,634
	AptarGroup, Inc.	612	69,823
*	Arconic Corp.	13,429	291,946
	Ashland Global Holdings, Inc.	1	70

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

	Shares	Value†
MATERIALS — (Continued)
Celanese Corp.	4,164	$472,656
CF Industries Holdings, Inc.	24,426	674,402
Corteva, Inc.	17,233	568,344
Dow, Inc.	51,379	2,337,231
DuPont de Nemours, Inc.	20,374	1,158,873
Eastman Chemical Co.	19,127	1,546,227
FMC Corp.	849	87,226
Freeport-McMoRan, Inc.	103,786	1,799,649
Huntsman Corp.	3,937	95,630
# International Flavors & Fragrances, Inc.	2,497	256,342
International Paper Co.	44,945	1,966,344
Linde P.L.C.	15,454	3,405,134
LyondellBasell Industries NV, Class A	17,249	1,180,694
Martin Marietta Materials, Inc.	6,984	1,860,188
Mosaic Co. (The)	12,779	236,411
Newmont Corp.	45,969	2,888,692
Nucor Corp.	45,259	2,161,570
Packaging Corp. of America	10,295	1,178,675
PPG Industries, Inc.	799	103,646
Reliance Steel & Aluminum Co.	8,693	947,450
Royal Gold, Inc.	2,190	260,194
Sonoco Products Co.	2,845	139,092
Steel Dynamics, Inc.	28,855	908,355
Valvoline, Inc.	16,013	314,976
Vulcan Materials Co.	14,560	2,108,870
Westlake Chemical Corp.	7,520	508,502
WestRock Co.	26,354	989,593

TOTAL MATERIALS		34,063,934

REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	18,928	953,971
* Howard Hughes Corp. (The)	807	50,188
Jones Lang LaSalle, Inc.	4,563	514,980

TOTAL REAL ESTATE		1,519,139

UTILITIES — (0.4%)
MDU Resources Group, Inc.	6,027	143,202
NRG Energy, Inc.	17,305	547,184
Vistra Corp.	55,822	969,628

TOTAL UTILITIES		1,660,014

TOTAL COMMON STOCKS Cost ($413,476,830)		455,410,516

SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund	53,508	619,143

TOTAL INVESTMENTS — (100.0%) (Cost $414,095,980)		$456,029,659

VA U.S. LARGE VALUE PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$57,028,130	—	—	$57,028,130
Consumer Discretionary	29,633,508	—	—	29,633,508
Consumer Staples	24,905,823	—	—	24,905,823
Energy	29,906,698	—	—	29,906,698
Financials	85,967,879	—	—	85,967,879
Health Care	81,828,586	—	—	81,828,586
Industrials	60,363,374	—	—	60,363,374
Information Technology	48,533,431	—	—	48,533,431
Materials	34,063,934	—	—	34,063,934
Real Estate	1,519,139	—	—	1,519,139
Utilities	1,660,014	—	—	1,660,014
Securities Lending Collateral	—	$619,143	—	619,143

TOTAL	$455,410,516	$619,143	—	$456,029,659

See accompanying Notes to Financial Statements.

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

	Shares	Value»
COMMON STOCKS — (95.4%)
AUSTRALIA — (5.8%)
AMP, Ltd.	78,722	$84,712
Aurizon Holdings, Ltd.	79,484	210,764
Australia & New Zealand Banking Group, Ltd.	222,491	2,952,596
BlueScope Steel, Ltd.	71,685	740,412
Boral, Ltd.	113,281	362,760
Cleanaway Waste Management, Ltd.	54,030	77,891
Crown Resorts, Ltd.	21,639	125,980
Harvey Norman Holdings, Ltd.	80,981	253,329
Incitec Pivot, Ltd.	181,641	245,075
Lendlease Corp., Ltd.	50,973	428,792
Mineral Resources, Ltd.	6,104	107,185
National Australia Bank, Ltd.	210,829	2,758,271
Newcrest Mining, Ltd.	13,512	280,205
Oil Search, Ltd.	193,312	349,018
Origin Energy, Ltd.	92,720	260,822
QBE Insurance Group, Ltd.	55,427	320,517
Qube Holdings, Ltd.	114,825	213,730
Santos, Ltd.	210,616	700,169
# Seven Group Holdings, Ltd.	8,452	115,411
South32, Ltd.	491,056	700,728
Suncorp Group, Ltd.	118,845	686,362
Tabcorp Holdings, Ltd.	99,869	230,759
* TPG Telecom, Ltd.	3,476	17,545
Westpac Banking Corp.	271,300	3,433,806
# Westpac Banking Corp., Sponsored ADR	11,850	150,495
Woodside Petroleum, Ltd.	64,914	800,665
Worley, Ltd.	14,874	99,153

TOTAL AUSTRALIA		16,707,152

AUSTRIA — (0.0%)
* Erste Group Bank AG	5,060	104,011

BELGIUM — (0.7%)
Ageas SA	12,339	496,871
KBC Group NV	14,235	703,306
Solvay SA	7,374	599,140
UCB SA	2,398	236,854

TOTAL BELGIUM		2,036,171

CANADA — (8.3%)
# Bank of Montreal	37,085	2,208,176
Bank of Montreal	22,673	1,348,363
Bank of Nova Scotia (The)	51,251	2,129,207
Bank of Nova Scotia (The)	27,370	1,137,497
Barrick Gold Corp.	11,127	297,425
Canadian Imperial Bank of Commerce	27,656	2,062,939
Canadian Imperial Bank of Commerce	8,249	615,540
Canadian Natural Resources, Ltd.	126,905	2,024,135
Cenovus Energy, Inc.	2,300	7,527
Cenovus Energy, Inc.	42,100	138,088
Fairfax Financial Holdings, Ltd.	2,494	655,632
First Quantum Minerals, Ltd.	34,196	392,960
Great-West Lifeco, Inc.	7,999	163,006
Husky Energy, Inc.	17,188	44,251
# Imperial Oil, Ltd.	6,100	81,132
Imperial Oil, Ltd.	19,463	259,442

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Kinross Gold Corp.	112,377	$894,090
	Kinross Gold Corp.	50,600	403,282
	Lundin Mining Corp.	66,620	402,530
	Magna International, Inc.	1,900	97,018
	Magna International, Inc.	41,970	2,145,087
	Manulife Financial Corp.	8,272	112,131
#	Manulife Financial Corp.	79,366	1,077,790
	Nutrien, Ltd.	6,630	269,519
#	Nutrien, Ltd.	31,261	1,271,681
	Onex Corp.	3,695	159,748
#	Ovintiv, Inc.	14,354	132,060
	Pembina Pipeline Corp.	17,707	370,608
	Sun Life Financial, Inc.	6,711	267,232
	Suncor Energy, Inc.	45,346	511,559
#	Suncor Energy, Inc.	87,240	984,940
	Teck Resources, Ltd., Class B	54,943	721,951
	Toronto-Dominion Bank (The)	11,999	529,386
	Yamana Gold, Inc.	27,100	150,725
	Yamana Gold, Inc.	11,614	64,574

TOTAL CANADA			24,131,231

DENMARK — (2.6%)
	AP Moller - Maersk A.S., Class A	69	102,027
	AP Moller - Maersk A.S., Class B	96	153,853
	Carlsberg A.S., Class B	7,124	902,046
*	Danske Bank A.S.	21,852	291,234
*	Demant A.S.	6,848	216,214
	DSV Panalpina A.S.	9,641	1,564,170
*	Genmab A.S.	1,955	653,019
	GN Store Nord A.S.	866	62,349
	H Lundbeck A.S.	7,719	217,610
	Rockwool International A.S., Class A	120	41,964
	Rockwool International A.S., Class B	680	266,164
	Tryg A.S.	4,084	113,342
	Vestas Wind Systems A.S.	16,721	2,868,722

TOTAL DENMARK			7,452,714

FINLAND — (1.2%)
	Fortum Oyj	27,231	511,851
*	Nokia Oyj	189,492	638,815
*	Nordea Bank Abp	100,535	754,541
	Nordea Bank Abp	41,177	310,154
	Stora Enso Oyj, Class R	44,580	650,554
	UPM-Kymmene Oyj	21,634	611,354

TOTAL FINLAND			3,477,269

FRANCE — (9.0%)
*Ω	Amundi SA	1,413	92,682
	Arkema SA	7,145	699,779
*	Atos SE	9,983	681,997
	AXA SA	58,603	941,123
*	BNP Paribas SA	51,999	1,813,453
	Bollore SA	60,491	216,830
	Bouygues SA	26,110	856,236
	Capgemini SE	285	32,908
	Carrefour SA	65,349	1,015,647
*	Cie de Saint-Gobain	54,149	2,109,293
	Cie Generale des Etablissements Michelin SCA	20,054	2,165,851

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	CNP Assurances	14,800	$166,924
*	Credit Agricole SA	26,596	210,389
#*	Dassault Aviation SA	100	83,666
*	Eiffage SA	5,027	364,847
	Electricite de France SA	53,134	616,730
*	Engie SA	81,674	987,810
*	EssilorLuxottica SA	4,453	549,762
*	Faurecia SE	2,232	84,651
	Iliad SA	1,592	307,784
*	Natixis SA	57,730	134,464
	Orange SA	133,175	1,495,505
*	Peugeot SA	69,936	1,256,345
	Publicis Groupe SA	18,102	628,905
*	Renault SA	19,726	488,530
	Sanofi	8,219	742,121
	SES SA	13,379	106,862
*	Societe Generale SA	61,031	829,284
	Total SE	167,429	5,072,548
	TOTAL SE, Sponsored ADR	6,491	196,872
	Valeo SA	25,223	763,031
#	Vivendi SA	13,823	398,980

TOTAL FRANCE			26,111,809

GERMANY — (7.2%)
	Allianz SE	17,558	3,092,922
	BASF SE	33,510	1,834,947
	Bayer AG	30,892	1,451,631
	Bayerische Motoren Werke AG	29,120	1,990,024
#*	Commerzbank AG	33,694	159,484
	Continental AG	6,945	737,912
Ω	Covestro AG	7,534	359,567
	Daimler AG	92,360	4,773,949
*	Deutsche Bank AG	47,302	437,124
*	Deutsche Bank AG	47,848	442,594
	Evonik Industries AG	14,921	359,251
	Fresenius SE & Co. KGaA	33,607	1,246,599
Ω	Hapag-Lloyd AG	1,750	109,215
	HeidelbergCement AG	14,794	846,120
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,123	497,583
	RWE AG	22,934	848,736
*	Talanx AG	4,970	146,521
	Telefonica Deutschland Holding AG	116,895	294,841
	Uniper SE	18,892	564,292
	United Internet AG	1,471	51,586
	Volkswagen AG	3,115	484,577

TOTAL GERMANY			20,729,475

HONG KONG — (2.5%)
	Bank of East Asia, Ltd. (The)	18,141	32,726
Ω	BOC Aviation, Ltd.	18,500	114,555
	BOC Hong Kong Holdings, Ltd.	109,000	302,746
#*	Cathay Pacific Airways, Ltd.	103,090	70,050
	CK Asset Holdings, Ltd.	184,000	854,402
	CK Hutchison Holdings, Ltd.	208,012	1,256,388
	CK Infrastructure Holdings, Ltd.	24,500	115,573
	Guoco Group, Ltd.	7,000	85,908
	Hang Lung Properties, Ltd.	129,000	314,049
	Henderson Land Development Co., Ltd.	68,255	241,082

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Kerry Properties, Ltd.	32,000	$78,513
	MTR Corp., Ltd.	77,160	382,348
	New World Development Co., Ltd.	137,460	656,287
	Sino Land Co., Ltd.	226,492	268,411
	SJM Holdings, Ltd.	197,000	204,547
	Sun Hung Kai Properties, Ltd.	95,362	1,227,482
	Swire Pacific, Ltd., Class A	51,500	234,850
	Swire Pacific, Ltd., Class B	92,500	75,325
Ω	WH Group, Ltd.	838,000	660,031
	Wharf Holdings, Ltd. (The)	30,635	63,417

TOTAL HONG KONG			7,238,690

IRELAND — (0.7%)
	CRH P.L.C.	3,847	134,613
#	CRH P.L.C., Sponsored ADR	27,136	953,831
*	Flutter Entertainment P.L.C.	3,444	602,040
*	Flutter Entertainment P.L.C.	1,258	217,924

TOTAL IRELAND			1,908,408

ISRAEL — (0.3%)
	Bank Hapoalim BM	40,457	236,160
	Bank Leumi Le-Israel BM	52,588	247,849
*	Harel Insurance Investments & Financial Services, Ltd.	2,950	21,432
	Israel Discount Bank, Ltd., Class A	84,573	236,725
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	28,650	249,828

TOTAL ISRAEL			991,994

ITALY — (1.7%)
	Eni SpA	92,891	650,705
*	Fiat Chrysler Automobiles NV	108,100	1,326,129
#*	Fiat Chrysler Automobiles NV	24,506	301,179
*	Intesa Sanpaolo SpA	645,595	1,071,755
	Mediobanca Banca di Credito Finanziario SpA	18,386	130,535
	Telecom Italia SpA	1,601,899	544,121
	Telecom Italia SpA	480,955	175,071
	Telecom Italia SpA, Sponsored ADR	18,000	59,634
#*	UniCredit SpA	88,315	661,424

TOTAL ITALY			4,920,553

JAPAN — (23.4%)
	AEON Financial Service Co., Ltd.	9,900	101,394
	AGC, Inc.	21,000	655,745
	Air Water, Inc.	14,300	204,316
	Aisin Seiki Co., Ltd.	16,400	496,888
	Alfresa Holdings Corp.	12,800	234,367
	Alps Alpine Co., Ltd.	17,000	245,265
	Amada Co., Ltd.	24,400	212,369
	Aozora Bank, Ltd.	6,400	105,146
	Asahi Kasei Corp.	75,200	651,651
	Bank of Kyoto, Ltd. (The)	2,500	110,411
	Bridgestone Corp.	23,500	765,982
	Brother Industries, Ltd.	16,000	247,235
	Canon Marketing Japan, Inc.	6,700	142,731
#	Canon, Inc.	33,500	583,108
	Chiba Bank, Ltd. (The)	30,300	156,508
	Chugoku Bank, Ltd. (The)	4,700	40,717
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	132,690

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Concordia Financial Group, Ltd.	57,500	$189,811
	Credit Saison Co., Ltd.	9,900	107,017
	Dai Nippon Printing Co., Ltd.	14,500	270,127
	Daicel Corp.	28,800	205,535
	Dai-ichi Life Holdings, Inc.	44,200	660,145
	Daiwa House Industry Co., Ltd.	21,500	564,907
	Daiwa Securities Group, Inc.	116,000	470,011
	DeNA Co., Ltd.	2,800	47,774
	Denka Co., Ltd.	5,400	166,362
	Denso Corp.	16,400	764,183
	Dentsu Group, Inc.	20,000	576,560
	DIC Corp.	8,000	194,767
	Dowa Holdings Co., Ltd.	4,900	140,232
	Ebara Corp.	9,400	261,287
	ENEOS Holdings, Inc.	198,227	668,875
	Fuji Media Holdings, Inc.	1,800	17,311
	FUJIFILM Holdings Corp.	5,600	285,558
	Fukuoka Financial Group, Inc.	9,200	153,892
	Fukuyama Transporting Co., Ltd.	3,000	125,736
	Fuyo General Lease Co., Ltd.	200	11,484
	Hachijuni Bank, Ltd. (The)	15,000	55,396
	Hankyu Hanshin Holdings, Inc.	18,700	570,974
	Haseko Corp.	17,600	211,009
	Heiwa Corp.	5,200	84,069
	Hino Motors, Ltd.	25,600	196,140
	Hitachi Capital Corp.	6,000	126,895
	Hitachi Construction Machinery Co., Ltd.	6,200	152,908
	Hitachi Metals, Ltd.	7,500	99,459
	Hitachi, Ltd.	45,300	1,526,805
	Honda Motor Co., Ltd.	108,400	2,563,978
	Ibiden Co., Ltd.	6,000	244,641
	Idemitsu Kosan Co., Ltd.	18,100	366,054
	IHI Corp.	8,900	107,785
	Iida Group Holdings Co., Ltd.	14,400	260,527
	Inpex Corp.	78,700	373,227
	Isetan Mitsukoshi Holdings, Ltd.	13,100	63,799
	Isuzu Motors, Ltd.	53,500	434,072
	ITOCHU Corp.	33,800	811,825
	Itoham Yonekyu Holdings, Inc.	9,300	62,264
	Iyo Bank, Ltd. (The)	12,500	78,449
	Izumi Co., Ltd.	1,100	37,305
	J Front Retailing Co., Ltd.	24,500	186,695
	Japan Post Holdings Co., Ltd.	29,400	201,726
	Japan Post Insurance Co., Ltd.	6,600	104,617
*	JFE Holdings, Inc.	47,800	335,851
	JGC Holdings Corp.	6,800	55,912
	JSR Corp.	11,500	259,923
	JTEKT Corp.	25,600	204,000
	Kajima Corp.	40,900	437,034
	Kamigumi Co., Ltd.	6,400	114,502
	Kandenko Co., Ltd.	8,900	66,788
	Kaneka Corp.	7,200	201,486
*	Kawasaki Heavy Industries, Ltd.	15,400	183,986
	Kinden Corp.	7,000	109,759
	Komatsu, Ltd.	22,600	509,528
	Konica Minolta, Inc.	14,000	35,669
	K’s Holdings Corp.	13,800	176,238
	Kuraray Co., Ltd.	35,100	324,639
	Kyocera Corp.	6,000	330,435

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	5,550	$25,960
	Lintec Corp.	400	8,867
	LIXIL Group Corp.	23,100	501,599
	Mabuchi Motor Co., Ltd.	2,700	111,318
	Maeda Road Construction Co., Ltd.	1,000	16,670
	Marubeni Corp.	65,800	343,555
	Mazda Motor Corp.	56,800	298,247
	Mebuki Financial Group, Inc.	28,540	57,342
	Medipal Holdings Corp.	8,800	156,868
	Mitsubishi Chemical Holdings Corp.	105,400	593,208
	Mitsubishi Corp.	52,600	1,173,578
	Mitsubishi Electric Corp.	19,600	252,426
	Mitsubishi Gas Chemical Co., Inc.	16,700	304,431
	Mitsubishi Heavy Industries, Ltd.	21,200	455,487
	Mitsubishi Logistics Corp.	2,599	68,399
	Mitsubishi Materials Corp.	11,500	211,016
*	Mitsubishi Motors Corp.	44,600	81,797
	Mitsubishi UFJ Financial Group, Inc.	386,000	1,521,575
	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,200	195,749
	Mitsui & Co., Ltd.	36,100	565,452
	Mitsui Chemicals, Inc.	19,900	509,686
	Mitsui Fudosan Co., Ltd.	36,000	612,992
	Mitsui OSK Lines, Ltd.	10,600	239,290
	Mizuho Financial Group, Inc.	73,620	906,411
	MS&AD Insurance Group Holdings, Inc.	16,650	455,631
	Nagase & Co., Ltd.	7,600	99,105
	NEC Corp.	11,100	559,109
	NGK Insulators, Ltd.	19,900	284,284
	NGK Spark Plug Co., Ltd.	14,700	258,528
	NH Foods, Ltd.	8,400	344,089
	NHK Spring Co., Ltd.	15,900	96,141
	Nikon Corp.	21,300	129,810
	Nippo Corp.	5,000	128,431
	Nippon Express Co., Ltd.	7,600	426,204
	Nippon Kayaku Co., Ltd.	6,000	51,634
	Nippon Paper Industries Co., Ltd.	3,700	41,783
	Nippon Shokubai Co., Ltd.	3,200	156,699
*	Nippon Steel Corp.	41,818	405,598
	Nippon Yusen K.K.	14,500	267,635
	Nipro Corp.	7,700	81,021
*	Nissan Motor Co., Ltd.	143,300	507,358
	Nitto Denko Corp.	1,000	70,256
	NOK Corp.	9,000	102,636
	Nomura Holdings, Inc.	123,700	553,983
	Nomura Real Estate Holdings, Inc.	12,900	225,317
	NSK, Ltd.	35,700	285,817
	Obayashi Corp.	70,100	586,620
	Oji Holdings Corp.	93,000	391,941
	ORIX Corp.	72,600	849,074
	Panasonic Corp.	90,000	831,378
	Rengo Co., Ltd.	20,300	156,187
	Resona Holdings, Inc.	74,000	243,976
	Ricoh Co., Ltd.	64,300	422,272
	Rohm Co., Ltd.	3,500	269,104
	Sankyo Co., Ltd.	1,800	45,877
	Sawai Pharmaceutical Co., Ltd.	400	19,280
	SBI Holdings, Inc.	6,500	149,833
	Sega Sammy Holdings, Inc.	7,300	91,480
	Seibu Holdings, Inc.	13,200	131,972

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
JAPAN — (Continued)
Seiko Epson Corp.	27,200	$315,892
Seino Holdings Co., Ltd.	7,900	102,087
Sekisui Chemical Co., Ltd.	12,400	193,295
Sekisui House, Ltd.	36,300	603,063
Seven & I Holdings Co., Ltd.	31,800	966,550
Shimamura Co., Ltd.	1,900	202,560
Shimizu Corp.	58,900	408,963
Shinsei Bank, Ltd.	5,500	66,173
Shizuoka Bank, Ltd. (The)	13,000	87,435
Showa Denko K.K.	10,600	180,239
Sojitz Corp.	89,970	197,972
Sompo Holdings, Inc.	18,997	709,270
Subaru Corp.	31,600	579,954
Sumitomo Chemical Co., Ltd.	160,700	525,679
Sumitomo Corp.	48,500	530,618
Sumitomo Dainippon Pharma Co., Ltd.	5,800	67,982
Sumitomo Electric Industries, Ltd.	71,600	790,469
Sumitomo Forestry Co., Ltd.	11,400	179,579
Sumitomo Heavy Industries, Ltd.	12,100	259,343
Sumitomo Metal Mining Co., Ltd.	18,300	568,832
Sumitomo Mitsui Financial Group, Inc.	47,100	1,303,817
Sumitomo Mitsui Trust Holdings, Inc.	15,803	424,902
Sumitomo Realty & Development Co., Ltd.	5,900	157,880
Sumitomo Rubber Industries, Ltd.	17,500	153,934
Suzuken Co., Ltd.	5,100	184,113
Suzuki Motor Corp.	9,300	399,414
T&D Holdings, Inc.	51,000	509,698
Taiheiyo Cement Corp.	12,600	295,748
Taisei Corp.	10,600	329,850
Taisho Pharmaceutical Holdings Co., Ltd.	1,300	78,219
Takeda Pharmaceutical Co., Ltd.	28,767	888,975
TDK Corp.	2,400	282,241
Teijin, Ltd.	18,500	283,382
THK Co., Ltd.	1,400	37,163
Toda Corp.	12,000	68,547
Tokai Carbon Co., Ltd.	13,400	152,106
Tokio Marine Holdings, Inc.	19,300	862,608
Tokyo Tatemono Co., Ltd.	17,400	200,121
Tokyu Fudosan Holdings Corp.	70,500	308,072
Toppan Printing Co., Ltd.	10,000	127,164
Toray Industries, Inc.	106,900	483,712
Tosoh Corp.	26,000	421,450
Toyo Seikan Group Holdings, Ltd.	11,800	110,241
Toyo Tire Corp.	7,100	105,326
Toyoda Gosei Co., Ltd.	6,400	162,655
Toyota Boshoku Corp.	5,200	75,534
Toyota Industries Corp.	5,900	381,278
Toyota Motor Corp.	113,770	7,468,646
Toyota Tsusho Corp.	16,600	463,228
TS Tech Co., Ltd.	4,700	130,090
Tsumura & Co.	2,200	64,573
Ube Industries, Ltd.	10,600	181,980
Yamada Holdings Co., Ltd.	40,900	199,420
Yamaguchi Financial Group, Inc.	2,800	18,214
Yamaha Motor Co., Ltd.	25,400	363,170
Yamazaki Baking Co., Ltd.	1,400	22,996
Yokohama Rubber Co., Ltd. (The)	11,900	170,936
Zeon Corp.	13,700	166,680

TOTAL JAPAN		67,740,490

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (4.1%)
*Ω	ABN AMRO Bank NV	22,292	$183,112
#	Aegon NV	76,790	206,566
*	ArcelorMittal SA	9,639	130,701
*	ArcelorMittal SA	25,508	346,904
	ASM International NV	916	130,833
	Coca-Cola European Partners P.L.C.	6,942	247,554
#	Heineken NV	12,458	1,102,752
#*	ING Groep NV, Sponsored ADR	18,092	123,387
*	ING Groep NV	114,815	786,450
	Koninklijke Ahold Delhaize NV	114,386	3,135,994
	Koninklijke DSM NV	12,952	2,071,381
*	Koninklijke Philips NV	40,457	1,873,837
#*	Koninklijke Philips NV	2,694	125,298
	Koninklijke Vopak NV	6,815	353,946
	NN Group NV	16,579	576,965
*	Randstad NV	11,237	560,687

TOTAL NETHERLANDS			11,956,367

NEW ZEALAND — (0.3%)
*	Auckland International Airport, Ltd.	61,071	282,507
	Chorus, Ltd.	23,545	130,928
	EBOS Group, Ltd.	11,427	194,504
*	Fletcher Building, Ltd.	58,153	157,486
#	Fonterra Co-operative Group, Ltd.	4,389	13,383
	Mainfreight, Ltd.	1,030	36,727
#	Port of Tauranga, Ltd.	10,260	49,099
	Ryman Healthcare, Ltd.	6,929	64,121

TOTAL NEW ZEALAND			928,755

NORWAY — (0.8%)
*	DNB ASA	64,001	864,320
	Equinor ASA	28,322	361,380
*	Norsk Hydro ASA	127,154	357,349
*	SpareBank 1 SR-Bank ASA	10,821	86,297
*	Storebrand ASA	27,367	144,425
*	Subsea 7 SA	23,150	153,750
	Yara International ASA	7,693	269,220

TOTAL NORWAY			2,236,741

PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	40,541	0
	EDP Renovaveis SA	12,643	240,352

TOTAL PORTUGAL			240,352

SINGAPORE — (0.9%)
	CapitaLand, Ltd.	225,500	424,343
	City Developments, Ltd.	40,600	188,541
	Frasers Property, Ltd.	23,600	18,830
	Hongkong Land Holdings, Ltd.	54,500	200,078
	Jardine Cycle & Carriage, Ltd.	8,400	109,268
	Keppel Corp., Ltd.	182,400	586,136
	Olam International, Ltd.	53,900	50,565
	Oversea-Chinese Banking Corp., Ltd.	83,668	516,043
	Singapore Airlines, Ltd.	167,500	415,670
	United Industrial Corp., Ltd.	13,400	21,394
	UOL Group, Ltd.	23,399	106,657
	Yangzijiang Shipbuilding Holdings, Ltd.	152,600	102,738

TOTAL SINGAPORE			2,740,263

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (1.6%)
	ACS Actividades de Construccion y Servicios SA	2,668	$63,420
	Banco Bilbao Vizcaya Argentaria SA	267,112	770,658
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	70,783	204,563
	Banco de Sabadell SA	408,414	124,978
*	Banco Santander SA	1,416,166	2,835,951
	CaixaBank SA	92,943	169,583
	Naturgy Energy Group SA	16,850	313,042
	Repsol SA	34,470	216,405

TOTAL SPAIN			4,698,600

SWEDEN — (3.0%)
	BillerudKorsnas AB	15,047	235,050
	Boliden AB	27,615	753,036
*Ω	Dometic Group AB	16,857	182,215
	Getinge AB, Class B	15,745	308,287
	Holmen AB, Class B	8,130	307,878
	Husqvarna AB, Class B	10,631	109,623
#	ICA Gruppen AB	4,635	219,413
	Intrum AB	6,391	156,176
	Millicom International Cellular SA	5,562	163,352
*	Peab AB, Class B	13,729	127,062
*	Saab AB, Class B	4,297	98,576
*	Skandinaviska Enskilda Banken AB, Class A	102,385	878,590
	Skanska AB, Class B	2,372	44,488
	SKF AB, Class B	35,749	731,817
*	SSAB AB, Class A	9,099	26,405
*	SSAB AB, Class B	36,937	99,645
*	Svenska Cellulosa AB SCA, Class A	318	4,399
#*	Svenska Cellulosa AB SCA, Class B	40,820	552,152
*	Svenska Handelsbanken AB, Class A	51,702	418,925
*	Swedbank AB, Class A	37,607	588,761
	Telia Co. AB	175,120	670,035
*	Trelleborg AB, Class B	21,385	355,841
*	Volvo AB, Class A	12,038	233,700
*	Volvo AB, Class B	78,205	1,520,085

TOTAL SWEDEN			8,785,511

SWITZERLAND — (9.7%)
	ABB, Ltd.	91,170	2,212,241
	Adecco Group AG	16,339	801,165
*	Alcon, Inc.	10,147	576,733
*	Alcon, Inc.	3,741	212,699
	Baloise Holding AG	3,212	439,258
	Banque Cantonale Vaudoise	1,130	109,497
	Barry Callebaut AG	25	51,616
	Chocoladefabriken Lindt & Spruengli AG	1	86,454
	Cie Financiere Richemont SA	31,128	1,945,618
	Clariant AG	4,035	69,223
	Credit Suisse Group AG	50,891	479,972
#	Credit Suisse Group AG, Sponsored ADR	43,964	413,701
	Julius Baer Group, Ltd.	18,443	820,810
	LafargeHolcim, Ltd.	25,690	1,102,605
	LafargeHolcim, Ltd.	8,340	358,498
	Lonza Group AG	4,268	2,586,024

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Novartis AG, Sponsored ADR	62,740	$4,898,739
	Novartis AG	22,893	1,783,882
	Swatch Group AG (The)	2,302	487,497
	Swatch Group AG (The)	4,275	174,743
	Swiss Life Holding AG	2,132	717,180
	Swiss Prime Site AG	2,133	179,449
	Swiss Re AG	8,472	607,956
	Swisscom AG	2,547	1,295,406
	UBS Group AG	128,899	1,500,638
#	UBS Group AG	61,485	718,760
	Vifor Pharma AG	2,717	305,787
	Zurich Insurance Group AG	9,456	3,140,768

TOTAL SWITZERLAND			28,076,919

UNITED KINGDOM — (11.5%)
	Anglo American P.L.C.	78,278	1,836,650
	Antofagasta P.L.C.	5,469	72,925
	Aviva P.L.C.	443,489	1,479,291
*	Barclays P.L.C., Sponsored ADR	196,242	1,085,218
*	Barratt Developments P.L.C.	82,987	518,717
	Bellway P.L.C.	1,357	41,056
	BP P.L.C., Sponsored ADR	99,837	1,545,475
	BP P.L.C.	652,394	1,664,050
#	British American Tobacco P.L.C., Sponsored ADR	14,611	465,799
	British American Tobacco P.L.C.	89,371	2,832,647
	BT Group P.L.C.	210,911	277,000
	Carnival P.L.C.	7,140	80,718
*	DS Smith P.L.C.	107,959	396,015
*	Glencore P.L.C.	759,106	1,531,295
*	GVC Holdings P.L.C.	10,609	132,899
	HSBC Holdings P.L.C., Sponsored ADR	132,381	2,777,353
*	Informa P.L.C.	11,550	62,666
	Investec P.L.C.	57,703	107,379
	J Sainsbury P.L.C.	209,983	548,103
*Ω	Just Eat Takeaway.com NV	2,870	319,277
*	Kingfisher P.L.C.	188,068	699,422
*	Lloyds Banking Group P.L.C.	3,121,380	1,136,515
#*	Lloyds Banking Group P.L.C., ADR	608,371	857,803
	M&G P.L.C.	232,962	443,132
*	Melrose Industries P.L.C.	147,173	228,305
*	Natwest Group P.L.C.	23,998	38,693
*	Natwest Group P.L.C., Sponsored ADR	91,424	291,643
*	Ninety One P.L.C.	28,851	77,559
	Pearson P.L.C.	12,532	82,796
	Pearson P.L.C., Sponsored ADR	23,439	156,573
	Phoenix Group Holdings P.L.C.	29,956	257,239
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	223,164	5,389,411
	Royal Dutch Shell P.L.C., Class B	36,847	444,350
*	Standard Chartered P.L.C.	99,248	453,544
	Standard Life Aberdeen P.L.C.	165,557	482,395
	Tesco P.L.C.	6,559	17,457
	Vodafone Group P.L.C.	1,569,855	2,094,136
#	Vodafone Group P.L.C., Sponsored ADR	63,098	852,452
*	Whitbread P.L.C.	9,298	258,882
	Wm Morrison Supermarkets P.L.C.	223,236	471,223
	WPP P.L.C.	120,592	963,203

TOTAL UNITED KINGDOM			33,471,266

TOTAL COMMON STOCKS			276,684,741

VA INTERNATIONAL VALUE PORTFOLIO

CONTINUED

	Shares	Value»
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
Bayerische Motoren Werke AG	5,480	$283,335
Porsche Automobil Holding SE	7,818	418,829
Volkswagen AG	18,370	2,675,849

TOTAL GERMANY		3,378,013

TOTAL INVESTMENT SECURITIES (Cost $350,668,755)		280,062,754

		Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	851,508	9,852,801

TOTAL INVESTMENTS — (100.0%) (Cost $360,518,212)		$289,915,555

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$150,495	$16,556,657	—	$16,707,152
Austria	—	104,011	—	104,011
Belgium	—	2,036,171	—	2,036,171
Canada	24,131,231	—	—	24,131,231
Denmark	—	7,452,714	—	7,452,714
Finland	—	3,477,269	—	3,477,269
France	196,872	25,914,937	—	26,111,809
Germany	442,594	20,286,881	—	20,729,475
Hong Kong	—	7,238,690	—	7,238,690
Ireland	953,831	954,577	—	1,908,408
Israel	249,828	742,166	—	991,994
Italy	360,813	4,559,740	—	4,920,553
Japan	—	67,740,490	—	67,740,490
Netherlands	595,589	11,360,778	—	11,956,367
New Zealand	—	928,755	—	928,755
Norway	—	2,236,741	—	2,236,741
Portugal	—	240,352	—	240,352
Singapore	—	2,740,263	—	2,740,263
Spain	204,563	4,494,037	—	4,698,600
Sweden	—	8,785,511	—	8,785,511
Switzerland	6,607,933	21,468,986	—	28,076,919
United Kingdom	13,421,727	20,049,539	—	33,471,266
Preferred Stocks
Germany	—	3,378,013	—	3,378,013
Securities Lending Collateral	—	9,852,801	—	9,852,801

TOTAL	$47,315,476	$242,600,079	—	$289,915,555

See accompanying Notes to Financial Statements.

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (94.5%)
AUSTRALIA — (6.6%)
*	3P Learning, Ltd.	16,910	$14,703
	A2B Australia, Ltd.	9,538	6,931
	Accent Group, Ltd.	35,134	41,249
	Adairs, Ltd.	9,893	26,418
	Adbri, Ltd.	41,040	81,573
#*	Alkane Resources, Ltd.	52,288	45,498
	Alliance Aviation Services, Ltd.	13,267	30,677
	ALS, Ltd.	32,117	212,525
	Altium, Ltd.	5,412	142,050
#	AMA Group, Ltd.	67,163	34,511
*	Amaysim Australia, Ltd.	36,044	16,997
	Ansell, Ltd.	13,005	367,743
	Appen, Ltd.	5,570	126,865
	ARB Corp., Ltd.	8,600	186,285
#*	Ardent Leisure Group, Ltd.	72,872	33,327
*	Artemis Resources, Ltd.	221,357	21,855
	Asaleo Care, Ltd.	38,434	25,598
	AUB Group, Ltd.	8,931	104,686
#	Aurelia Metals, Ltd.	107,681	35,358
	Austal, Ltd.	44,617	85,078
*	Australian Agricultural Co., Ltd.	47,194	36,977
#	Australian Finance Group, Ltd.	24,189	34,136
	Australian Pharmaceutical Industries, Ltd.	52,628	40,606
#*	Australian Strategic Materials, Ltd.	10,457	23,218
	Auswide Bank, Ltd.	3,989	13,785
	AVJennings, Ltd.	30,044	10,707
	Baby Bunting Group, Ltd.	11,255	32,352
	Bank of Queensland, Ltd.	60,906	274,775
	Bapcor, Ltd.	44,082	237,592
	Beach Energy, Ltd.	60,067	49,809
	Bega Cheese, Ltd.	32,619	114,753
	Bendigo & Adelaide Bank, Ltd.	44,765	210,586
	Bingo Industries, Ltd.	54,733	94,745
#*	Blackmores, Ltd.	1,759	86,878
#*	Blue Sky Alternative Investments, Ltd.	3,762	92
	Bravura Solutions, Ltd.	27,589	56,938
	Breville Group, Ltd.	11,239	208,228
	Brickworks, Ltd.	8,872	107,856
	BWX, Ltd.	10,882	28,868
*	Byron Energy, Ltd.	58,539	6,580
	Capitol Health, Ltd.	65,386	11,483
#*	Cardno, Ltd.	35,915	7,377
#*	Carnarvon Petroleum, Ltd.	130,441	21,082
	Carsales.com, Ltd.	13,942	203,690
	Cedar Woods Properties, Ltd.	8,968	36,168
#	Challenger, Ltd.	25,671	86,780
*	Champion Iron, Ltd.	15,408	36,481
	Citadel Group, Ltd. (The)	6,304	25,130
*	City Chic Collective, Ltd.	14,481	26,930
	Class, Ltd.	7,230	11,343
	Cleanaway Waste Management, Ltd.	130,278	187,811
*	ClearView Wealth, Ltd.	24,888	6,023
	Clinuvel Pharmaceuticals, Ltd.	4,767	69,270
	Clover Corp., Ltd.	15,168	18,861
	Codan, Ltd.	17,350	144,069
#	Collection House, Ltd.	19,602	5,606
	Collins Foods, Ltd.	15,075	102,320

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#*	Cooper Energy, Ltd.	248,890	$55,088
#*	Corporate Travel Management, Ltd.	9,656	99,093
	Costa Group Holdings, Ltd.	44,436	111,182
#	Credit Corp. Group, Ltd.	8,086	104,134
	CSR, Ltd.	67,630	209,365
*	Cudeco, Ltd.	4,262	0
#*	Dacian Gold, Ltd.	9,935	2,491
	Data#3, Ltd.	15,953	70,015
*	Decmil Group, Ltd.	89,284	4,021
*	Deterra Royalties, Ltd.	33,405	92,278
	Dicker Data, Ltd.	5,356	36,247
	Domain Holdings Australia, Ltd.	28,461	78,944
	Downer EDI, Ltd.	68,227	210,952
	Eagers Automotive, Ltd.	18,350	140,350
#*	Eclipx Group, Ltd.	44,716	46,739
	Elanor Investor Group	2,855	2,751
	Elders, Ltd.	19,673	155,121
*	Electro Optic Systems Holdings, Ltd.	7,654	29,613
#*	Emeco Holdings, Ltd.	55,197	29,463
	EQT Holdings, Ltd.	2,032	35,709
	Estia Health, Ltd.	28,335	26,494
	Euroz, Ltd.	14,903	12,797
#	EVENT Hospitality and Entertainment, Ltd.	9,512	55,142
*	FAR, Ltd.	910,908	7,043
	Fleetwood Corp., Ltd.	9,756	12,284
#	FlexiGroup, Ltd.	47,095	31,151
#*	Flight Centre Travel Group, Ltd.	10,530	83,347
#	Freedom Foods Group, Ltd.	11,266	17,877
	G8 Education, Ltd.	111,168	88,559
#*	Galaxy Resources, Ltd.	39,774	39,029
*	Gascoyne Resources, Ltd.	1,477	488
	Genworth Mortgage Insurance Australia, Ltd.	33,243	39,885
*	Gold Road Resources, Ltd.	79,307	74,236
*	GrainCorp, Ltd., Class A	31,517	78,416
	GUD Holdings, Ltd.	11,866	105,849
	GWA Group, Ltd.	32,056	59,408
	Hansen Technologies, Ltd.	17,274	47,996
	Healius, Ltd.	74,640	176,891
#	Helloworld Travel, Ltd.	7,031	8,476
#	HT&E, Ltd.	38,557	40,651
#	HUB24, Ltd.	6,363	102,812
	HUB24, Ltd.	254	4,101
	IGO, Ltd.	57,749	180,496
	Iluka Resources, Ltd.	33,405	121,050
	Imdex, Ltd.	48,773	41,316
	Infomedia, Ltd.	33,864	36,947
	Inghams Group, Ltd.	30,805	61,985
*	Intega Group, Ltd.	35,915	7,066
	Integral Diagnostics, Ltd.	18,392	54,368
#	Integrated Research, Ltd.	11,699	28,891
#	InvoCare, Ltd.	15,945	113,272
	IOOF Holdings, Ltd.	74,668	153,340
	IPH, Ltd.	24,078	111,598
	IRESS, Ltd.	17,496	113,211
	Japara Healthcare, Ltd.	25,811	6,991
	Johns Lyng Group, Ltd.	6,936	15,069
#	Jumbo Interactive, Ltd.	3,461	26,458
	Jupiter Mines, Ltd.	181,844	36,414
*	Karoon Energy, Ltd.	79,446	43,233

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Kogan.com, Ltd.	4,251	$61,538
	Lifestyle Communities, Ltd.	11,551	82,622
	Link Administration Holdings, Ltd.	47,544	159,866
#	Lovisa Holdings, Ltd.	6,087	32,198
#*	Lynas Corp., Ltd.	138,724	275,999
	MACA, Ltd.	34,411	19,929
	Macmahon Holdings, Ltd.	161,782	27,249
*	Macquarie Telecom Group, Ltd.	559	18,995
*	Mayne Pharma Group, Ltd.	168,566	35,532
	McMillan Shakespeare, Ltd.	9,141	60,131
#	McPherson’s, Ltd.	6,747	10,762
	McPherson’s, Ltd.	1,006	1,605
*	Medusa Mining, Ltd.	15,386	8,654
#*	Mesoblast, Ltd.	33,158	71,289
#*	Metals X, Ltd.	120,257	6,594
#	Metcash, Ltd.	123,655	256,494
	Mineral Resources, Ltd.	16,114	282,958
	MNF Group, Ltd.	4,961	15,685
	Moelis Australia, Ltd.	2,314	6,499
	Monadelphous Group, Ltd.	10,506	67,560
	Monash IVF Group, Ltd.	28,436	11,494
	Money3 Corp., Ltd.	25,140	39,766
	Mount Gibson Iron, Ltd.	69,791	33,357
#*	Myer Holdings, Ltd.	91,183	14,798
	MyState, Ltd.	10,891	30,887
	Navigator Global Investments, Ltd.	15,251	16,535
*	nearmap, Ltd.	21,404	34,637
	Netwealth Group, Ltd.	6,704	81,424
	New Energy Solar, Ltd.	13,461	7,663
#	New Hope Corp., Ltd.	51,455	38,697
*	NEXTDC, Ltd.	22,995	205,894
	nib holdings, Ltd.	50,683	148,316
#	Nick Scali, Ltd.	5,776	33,836
	Nine Entertainment Co. Holdings, Ltd.	189,772	277,407
	NRW Holdings, Ltd.	65,169	99,958
*	Nufarm, Ltd.	35,467	85,758
	OFX Group, Ltd.	28,697	25,188
	OM Holdings, Ltd.	27,595	6,131
	Omni Bridgeway, Ltd.	29,842	72,594
	oOh!media, Ltd.	67,577	62,266
#*	Orocobre, Ltd.	2,871	5,177
	Orora, Ltd.	107,433	194,703
	OZ Minerals, Ltd.	34,341	358,739
	Pacific Current Group, Ltd.	4,674	19,146
	Pact Group Holdings, Ltd.	26,672	44,060
*	Panoramic Resources, Ltd.	218,305	16,088
	Peet, Ltd.	49,105	36,915
	Pendal Group, Ltd.	31,475	143,196
	Perenti Global, Ltd.	95,093	69,931
	Perpetual, Ltd.	8,711	166,719
*	Perseus Mining, Ltd.	143,232	123,879
#*	Pilbara Minerals, Ltd.	31,495	9,325
	Platinum Asset Management, Ltd.	29,052	62,314
#*	Praemium, Ltd.	25,426	11,646
	Premier Investments, Ltd.	12,165	182,452
	Pro Medicus, Ltd.	5,198	118,649
	Propel Funeral Partners, Ltd.	9,914	19,602
	PSC Insurance Group, Ltd.	4,690	9,553
	PWR Holdings, Ltd.	6,539	20,867

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources, Ltd.	72,242	$98,629
	Redcape Hotel Group	18,089	11,892
	Regis Healthcare, Ltd.	16,349	11,853
	Regis Resources, Ltd.	56,143	164,787
*	Reject Shop, Ltd. (The)	1,897	8,290
	Reliance Worldwide Corp., Ltd.	91,108	263,005
*	Resolute Mining, Ltd.	145,629	82,710
#	Rhipe, Ltd.	13,642	19,693
	Ridley Corp., Ltd.	33,998	19,007
*	RPMGlobal Holdings, Ltd.	21,479	16,303
*	Salmat, Ltd.	3,642	0
	Sandfire Resources, Ltd.	25,456	79,216
	SeaLink Travel Group, Ltd.	5,469	22,455
	Select Harvests, Ltd.	18,419	79,275
*	Senex Energy, Ltd.	191,723	39,774
	Servcorp, Ltd.	6,297	10,966
	Service Stream, Ltd.	41,543	58,588
#*	Seven West Media, Ltd.	118,278	13,704
	SG Fleet Group, Ltd.	9,631	11,430
*	Sigma Healthcare, Ltd.	161,490	60,266
*	Silver Lake Resources, Ltd.	85,761	128,429
	Sims, Ltd.	22,597	151,963
	SmartGroup Corp., Ltd.	17,749	67,918
*	Southern Cross Media Group, Ltd.	296,480	36,419
	Spark Infrastructure Group	181,108	252,730
#*	SpeedCast International, Ltd.	29,981	6,244
	St Barbara, Ltd.	76,591	144,026
	Star Entertainment Grp, Ltd. (The)	99,549	229,410
	Steadfast Group, Ltd.	90,014	225,687
	Sunland Group, Ltd.	14,139	20,061
	Super Retail Group, Ltd.	21,681	170,631
*	Superloop, Ltd.	31,577	20,463
#*	Syrah Resources, Ltd.	42,059	13,507
	Tassal Group, Ltd.	33,405	83,166
	Technology One, Ltd.	22,548	142,340
*	Tiger Resources, Ltd.	149,819	79
*	United Malt Grp, Ltd.	36,081	102,280
	Village Roadshow, Ltd.	17,891	28,062
	Virgin Australia Holdings, Ltd.	110,192	0
*	Virgin Australia Holdings, Ltd.	130,547	0
	Virtus Health, Ltd.	12,419	39,184
	Vita Group, Ltd.	20,518	14,331
Ω	Viva Energy Group, Ltd.	10,509	12,432
*	Vocus Group, Ltd.	82,488	199,767
#*	Wagners Holding Co., Ltd.	8,025	7,505
#	Webjet, Ltd.	38,425	94,138
#	Western Areas, Ltd.	45,296	61,197
*	Westgold Resources, Ltd.	38,535	70,111
#	Whitehaven Coal, Ltd.	105,831	79,208
	WPP AUNZ, Ltd.	38,883	11,493

TOTAL AUSTRALIA			16,014,375

AUSTRIA — (1.2%)
	Agrana Beteiligungs AG	2,144	38,743
	ANDRITZ AG	7,864	265,226
	AT&S Austria Technologie & Systemtechnik AG	3,883	70,579
	Atrium European Real Estate, Ltd.	20,962	49,824
*Ω	BAWAG Group AG	4,948	181,716
	CA Immobilien Anlagen AG	8,156	224,033

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRIA — (Continued)
#*	DO & CO AG	553	$20,091
	EVN AG	5,152	82,286
#*	FACC AG	2,374	13,025
*	Flughafen Wien AG	307	7,250
*	IMMOFINANZ AG	10,232	137,208
*	Kapsch TrafficCom AG	757	9,875
#*	Lenzing AG	1,530	107,100
	Mayr Melnhof Karton AG	1,074	175,444
*	Oberbank AG	414	40,313
	Oesterreichische Post AG	3,336	105,944
	Palfinger AG	2,245	51,963
#*	POLYTEC Holding AG	1,603	9,713
#*	Porr AG	1,717	22,923
*	Raiffeisen Bank International AG	3,466	50,043
#	Rosenbauer International AG	346	11,971
	S IMMO AG	6,227	92,013
#	Schoeller-Bleckmann Oilfield Equipment AG	1,398	33,881
*	Semperit AG Holding	1,085	27,858
*	Strabag SE	1,862	54,018
#	Telekom Austria AG	18,718	125,899
	UBM Development AG	812	25,463
	UNIQA Insurance Group AG	16,188	91,180
	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,713	115,999
	voestalpine AG	14,745	410,012
	Wienerberger AG	10,988	277,373
	Zumtobel Group AG	5,328	29,781

TOTAL AUSTRIA			2,958,747

BELGIUM — (1.3%)
*	Ackermans & van Haaren NV	2,838	349,339
*	AGFA-Gevaert NV	20,629	78,434
*	Argenx SE	53	13,226
*	Argenx SE	569	142,080
	Atenor	533	31,932
	Banque Nationale de Belgique	20	37,877
	Barco NV	9,443	148,133
	Bekaert SA	4,826	102,650
#*Ω	Biocartis Group NV	3,596	15,635
*	bpost SA	9,364	82,978
#*	Celyad SA	590	4,349
*	Cie d’Entreprises CFE	891	55,175
*	Deceuninck NV	10,393	18,218
	D’ieteren SA	2,791	139,829
#*	Econocom Group SA	14,168	31,172
#	Elia Group SA	3,189	308,443
	Euronav NV	19,147	139,905
	Euronav NV	4,581	33,716
	EVS Broadcast Equipment SA	1,783	25,631
#*	Exmar NV	4,511	11,730
	Fagron	5,041	111,916
	Gimv NV	3,200	167,105
*	Greenyard NV	1,806	9,794
	Immobel SA	570	39,480
#	Ion Beam Applications	2,603	34,056
*	Jensen-Group NV	507	11,584
#*	Kinepolis Group NV	1,367	34,725
	Lotus Bakeries NV	33	129,127
	Melexis NV	1,773	134,959
*	Mithra Pharmaceuticals SA	419	7,617

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
*	Ontex Group NV	10,163	$112,436
	Orange Belgium SA	2,874	47,895
*	Oxurion NV	5,542	15,830
	Picanol	234	14,675
	Recticel SA	4,845	47,596
	Resilux	88	13,434
	Shurgard Self Storage SA	1,532	65,325
*	Sioen Industries NV	1,297	33,188
*	Sipef NV	638	31,766
	Telenet Group Holding NV	4,078	156,842
*	Tessenderlo Group SA	2,745	93,438
	Van de Velde NV	716	18,230
	VGP NV	110	14,334
	Viohalco SA	9,200	29,473

TOTAL BELGIUM			3,145,277

CANADA — (10.0%)
*	5N Plus, Inc.	10,900	15,954
	Absolute Software Corp.	7,500	84,891
	Acadian Timber Corp.	500	5,723
*	Advantage Oil & Gas, Ltd.	29,081	48,021
	Aecon Group, Inc.	8,691	92,761
#*	Africa Oil Corp.	54,929	37,106
#	AG Growth International, Inc.	1,967	39,154
	AGF Management, Ltd., Class B	10,933	46,857
*	Aimia, Inc.	16,838	43,728
	AirBoss of America Corp.	2,200	29,558
	Alamos Gold, Inc., Class A	49,619	453,246
#	Alaris Equity Partners Income	5,125	47,199
*	Alcanna, Inc.	5,866	21,442
*	Aleafia Health, Inc.	9,500	3,565
#*	Alexco Resource Corp.	7,261	18,039
	Algoma Central Corp.	1,600	12,754
*	Almaden Minerals, Ltd., Class B	14,000	13,240
#	AltaGas, Ltd.	9,840	124,745
	Altius Minerals Corp.	5,800	46,059
	Altus Group, Ltd.	4,900	200,480
*	Amerigo Resources, Ltd.	14,600	5,698
	Andrew Peller, Ltd., Class A	4,300	33,534
	ARC Resources, Ltd.	50,415	248,234
#*	Argonaut Gold, Inc.	36,652	68,226
*	Aritzia, Inc.	8,504	128,425
	Atco, Ltd., Class I	2,635	73,356
#*	Athabasca Oil Corp.	58,945	5,088
*	ATS Automation Tooling Systems, Inc.	9,114	112,873
	Aura Minerals, Inc.	1,100	10,527
	AutoCanada, Inc.	2,934	44,330
#	Badger Daylighting, Ltd.	3,509	101,822
#*	Baytex Energy Corp.	66,739	19,787
#	Birchcliff Energy, Ltd.	39,513	56,350
	Bird Construction, Inc.	3,138	15,027
*	Black Diamond Group, Ltd.	2,510	3,222
#*	BlackBerry, Ltd.	2,800	12,568
#*	BlackBerry, Ltd.	57,506	258,202
	BMTC Group, Inc.	850	5,710
	Boralex, Inc., Class A	8,276	240,708
	Bridgemarq Real Estate Services	700	7,361
	BRP, Inc.	457	24,683
	BRP, Inc.	556	29,996

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	CAE, Inc.	2,713	$46,311
	Calian Group, Ltd.	900	43,544
#	Cameco Corp.	35,702	339,526
#	Canaccord Genuity Group, Inc.	14,896	74,016
#	Canacol Energy, Ltd.	18,050	48,908
#*	Canada Goose Holdings, Inc.	3,000	93,560
#*	Canada Goose Holdings, Inc.	1,763	54,970
#	Canadian Western Bank	12,118	222,841
*	Canfor Corp.	10,200	123,720
#	Canfor Pulp Products, Inc.	3,143	10,616
	CanWel Building Materials Group, Ltd.	4,700	21,519
#	Capital Power Corp.	13,231	291,573
*	Capstone Mining Corp.	44,912	56,296
#	Cardinal Energy, Ltd.	13,363	4,112
	Cascades, Inc.	12,329	131,221
*	Celestica, Inc.	18,318	107,656
	Centerra Gold, Inc.	29,868	260,953
	Cervus Equipment Corp.	1,000	6,072
	CES Energy Solutions Corp.	31,177	14,977
*	China Gold International Resources Corp., Ltd.	43,400	52,446
	CI Financial Corp.	24,797	289,047
#	Cineplex, Inc.	6,952	26,560
#	Clearwater Seafoods, Inc.	1,700	9,200
	Cogeco Communications, Inc.	2,000	139,308
	Cogeco, Inc.	500	29,903
	Colliers International Group, Inc.	2,934	207,800
	Computer Modelling Group, Ltd.	8,738	31,022
*	Copper Mountain Mining Corp.	12,235	10,377
	Corby Spirit and Wine, Ltd.	900	10,052
	Corus Entertainment, Inc., Class B	24,296	64,191
	Crescent Point Energy Corp.	20,700	25,791
#	Crescent Point Energy Corp.	41,343	51,679
*	CRH Medical Corp.	12,400	24,664
#*	Denison Mines Corp.	76,968	27,152
*	DIRTT Environmental Solutions	7,700	10,750
*	Dorel Industries, Inc., Class B	3,700	39,963
	DREAM Unlimited Corp., Class A	5,325	70,584
	Dundee Precious Metals, Inc.	18,655	123,779
	ECN Capital Corp.	41,322	163,762
	E-L Financial Corp., Ltd.	204	101,135
*	Eldorado Gold Corp.	26,734	335,101
#	Element Fleet Management Corp.	47,730	449,607
#*	Endeavour Mining Corp.	14,671	359,867
*	Endeavour Silver Corp.	20,500	64,933
	Enerflex, Ltd.	10,336	37,161
#*	Energy Fuels, Inc.	5,331	8,002
#	Enerplus Corp.	27,265	49,524
	Enghouse Systems, Ltd.	4,090	202,950
#	Ensign Energy Services, Inc.	23,650	8,876
	Equitable Group, Inc.	1,543	98,535
*	ERO Copper Corp.	5,689	74,513
	Evertz Technologies, Ltd.	3,302	29,171
#	Exchange Income Corp.	943	22,402
	Exco Technologies, Ltd.	4,600	24,514
*	EXFO, Inc.	3,030	7,757
#	Extendicare, Inc.	11,410	43,677
	Fiera Capital Corp.	8,500	60,227
	Finning International, Inc.	19,313	293,689
	Firm Capital Mortgage Investment Corp.	2,800	24,715

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#*	First Majestic Silver Corp.	14,299	$146,285
*	First Mining Gold Corp.	27,500	8,876
	First National Financial Corp.	2,280	63,319
#*	Fission Uranium Corp.	56,500	11,238
#*	Fortuna Silver Mines, Inc.	20,248	133,892
*	Fortuna Silver Mines, Inc.	9,900	65,538
#	Freehold Royalties, Ltd.	11,649	32,264
	Frontera Energy Corp.	4,620	7,456
*	Galiano Gold, Inc.	12,801	17,295
	Gamehost, Inc.	2,000	6,410
*	GDI Integrated Facility Services, Inc.	1,200	33,074
*	Gear Energy, Ltd.	25,800	2,905
#	Genworth MI Canada, Inc.	5,170	171,518
#	Gibson Energy, Inc.	15,101	222,384
*	Glacier Media, Inc.	1,800	311
	GMP Capital, Inc.	2,541	3,567
	goeasy, Ltd.	1,136	58,834
#*	Golden Star Resources, Ltd.	9,815	40,003
#	GoldMoney, Inc.	6,800	11,229
#*	Gran Tierra Energy, Inc.	52,923	9,931
*	Great Canadian Gaming Corp.	7,200	122,945
	Guardian Capital Group, Ltd., Class A	2,850	47,810
	Hardwoods Distribution, Inc.	1,904	34,170
*	Headwater Exploration, Inc.	14,100	13,547
*	Heroux-Devtek, Inc.	4,097	30,905
	High Liner Foods, Inc.	2,300	14,639
*	Home Capital Group, Inc.	7,997	146,038
	Horizon North Logistics, Inc.	12,983	46,679
	Hudbay Minerals, Inc.	32,692	147,473
	Husky Energy, Inc.	6,000	15,447
	iA Financial Corp., Inc.	8,300	289,189
*	IAMGOLD Corp.	56,196	205,837
*	IBI Group, Inc.	2,900	13,887
*	Imperial Metals Corp.	5,000	11,371
	Information Services Corp.	900	12,659
	Innergex Renewable Energy, Inc.	12,710	229,148
#	Inter Pipeline, Ltd.	36,261	322,792
*	Interfor Corp.	8,400	94,636
*	Intertain Group, Ltd. (The)	2,200	19,477
	Intertape Polymer Group, Inc.	7,044	80,100
	Invesque, Inc.	4,300	7,697
*	Ivanhoe Mines, Ltd., Class A	69,262	272,411
#	Jamieson Wellness, Inc.	4,213	121,871
*	Karora Resources, Inc.	8,848	21,982
	K-Bro Linen, Inc.	1,500	31,524
#*	Kelt Exploration, Ltd.	15,188	18,582
#	Keyera Corp.	20,858	296,048
*	Kinaxis, Inc.	2,617	399,494
*	Kingsway Financial Services, Inc.	600	1,926
*	Knight Therapeutics, Inc.	14,616	60,009
	KP Tissue, Inc.	700	6,116
	Labrador Iron Ore Royalty Corp.	7,700	141,539
*	Largo Resources, Ltd.	17,532	12,764
	Lassonde Industries, Inc., Class A	400	45,635
#	Laurentian Bank of Canada	7,200	141,644
	Leon’s Furniture, Ltd.	4,500	62,790
	Linamar Corp.	6,205	202,828
#	Lucara Diamond Corp.	52,607	17,966
#*	Lundin Gold, Inc.	4,591	38,250

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Lundin Mining Corp.	32,331	$195,350
	Magellan Aerospace Corp.	2,400	11,925
*	Mainstreet Equity Corp.	600	29,084
*	Major Drilling Group International, Inc.	10,973	53,700
#	Maple Leaf Foods, Inc.	9,496	172,914
	Martinrea International, Inc.	11,210	84,393
*	Mav Beauty Brands, Inc.	2,800	8,133
	Maverix Metals, Inc.	3,200	16,741
#	Medical Facilities Corp.	5,100	19,216
#*	MEG Energy Corp.	30,793	56,164
	Melcor Developments, Ltd.	500	2,225
	Methanex Corp.	1,696	50,320
	Morguard Corp.	600	43,346
	Morneau Shepell, Inc.	8,101	161,923
	MTY Food Group, Inc.	2,800	79,736
	Mullen Group, Ltd.	14,988	100,797
*	New Gold, Inc.	90,970	184,357
	NFI Group, Inc.	4,553	51,569
	Norbord, Inc.	3,903	128,231
	Norbord, Inc.	700	23,002
	North American Construction Group, Ltd.	3,900	30,326
	North West Co., Inc. (The)	5,281	130,212
#*	NuVista Energy, Ltd.	29,960	17,090
*	Obsidian Energy, Ltd.	7,183	2,210
*	OceanaGold Corp.	86,128	112,484
#	Onex Corp.	4,347	187,936
	Osisko Gold Royalties, Ltd.	12,482	139,590
#*	Osisko Mining, Inc.	12,400	34,157
	Ovintiv, Inc.	24,174	222,634
	Pan American Silver Corp.	8,451	268,569
#*	Paramount Resources, Ltd., Class A	8,344	14,029
*	Parex Resources, Inc.	17,840	173,673
	Park Lawn Corp.	3,654	77,068
	Parkland Corp.	13,184	322,005
	Pason Systems, Inc.	8,052	31,125
	Peyto Exploration & Development Corp.	19,559	42,280
*	Photon Control, Inc.	8,868	10,250
	Pinnacle Renewable Energy, Inc.	2,300	10,910
	Pizza Pizza Royalty Corp.	6,500	40,591
*	Points International, Ltd.	761	7,723
	Polaris Infrastructure, Inc.	2,100	20,018
	Pollard Banknote, Ltd.	700	10,902
#*	PolyMet Mining Corp.	1,089	3,631
#	PrairieSky Royalty, Ltd.	22,200	136,136
#*	Precision Drilling Corp.	38,590	26,937
*	Premier Gold Mines, Ltd.	31,724	65,243
#	Premium Brands Holdings Corp.	3,530	251,814
#*	Pretium Resources, Inc.	1,300	15,834
*	Pretium Resources, Inc.	17,500	213,447
	Primo Water Corp.	18,495	231,830
*	Pulse Seismic, Inc.	3,900	2,547
	Quarterhill, Inc.	10,900	20,944
#*	Real Matters, Inc.	9,299	162,417
	Recipe Unlimited Corp.	2,200	18,610
	Richelieu Hardware, Ltd.	6,969	187,367
	Rocky Mountain Dealerships, Inc.	1,300	5,386
	Rogers Sugar, Inc.	12,650	45,006
*	Roxgold, Inc.	35,140	45,630
	Russel Metals, Inc.	8,500	113,116

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
*	Sabina Gold & Silver Corp.	36,019	$68,129
*	Sandstorm Gold, Ltd.	23,400	172,826
#	Savaria Corp.	3,600	37,910
*	Seabridge Gold, Inc.	2,000	38,550
#	Secure Energy Services, Inc.	20,082	22,459
*	Seven Generations Energy, Ltd., Class A	36,732	130,132
#	ShawCor, Ltd.	7,942	12,936
#	Sienna Senior Living, Inc.	8,177	71,256
*	Sierra Metals, Inc.	5,800	10,883
#*	Sierra Wireless, Inc.	5,200	57,687
#Ω	Sleep Country Canada Holdings, Inc.	4,501	76,723
	SNC-Lavalin Group, Inc.	10,415	145,715
*Ω	Spin Master Corp.	2,900	58,727
#	Sprott, Inc.	2,598	77,697
*	SSR Mining, Inc.	29,810	551,754
	Stantec, Inc.	11,545	331,541
	Stelco Holdings, Inc.	3,500	38,250
	Stella-Jones, Inc.	6,265	203,896
*	Storm Resources, Ltd.	15,193	24,860
*	Stornoway Diamond Corp.	70,900	199
*	SunOpta, Inc.	9,384	64,236
#	Superior Plus Corp.	20,314	180,681
	Surge Energy, Inc.	40,298	6,049
#*	Tamarack Valley Energy, Ltd.	25,980	15,015
*	Taseko Mines, Ltd.	35,100	32,405
*	TeraGo, Inc.	400	2,027
*	Teranga Gold Corp.	13,800	143,562
*	Tervita Corp.	742	975
	TFI International, Inc.	9,351	416,349
	Tidewater Midstream and Infrastructure, Ltd.	35,300	17,752
	Timbercreek Financial Corp.	9,052	51,501
*	TMAC Resources, Inc.	1,187	1,087
#	TORC Oil & Gas, Ltd.	20,774	21,518
*	Torex Gold Resources, Inc.	13,010	175,381
	Toromont Industries, Ltd.	300	18,678
	Total Energy Services, Inc.	6,761	10,047
	Tourmaline Oil Corp.	31,248	404,819
	TransAlta Corp.	35,363	209,688
#	TransAlta Renewables, Inc.	15,283	191,568
	Transcontinental, Inc., Class A	11,425	135,320
*	TransGlobe Energy Corp.	16,572	6,468
#*	Trevali Mining Corp.	49,000	4,597
#*	Trican Well Service, Ltd.	49,274	42,902
#	Tricon Residential, Inc.	17,484	143,567
*	Trisura Group, Ltd.	1,000	65,443
*	Turquoise Hill Resources, Ltd.	3,947	31,017
	Uni-Select, Inc.	6,255	28,592
#	Vermilion Energy, Inc.	9,634	23,790
	Vermilion Energy, Inc.	1,331	3,288
*	Victoria Gold Corp.	2,300	25,256
	Wajax Corp.	3,913	36,742
*	Wesdome Gold Mines, Ltd.	17,079	169,085
	West Fraser Timber Co., Ltd.	7,037	326,365
#	Western Forest Products, Inc.	75,630	48,819
#	Westshore Terminals Investment Corp.	5,642	56,704
#	Whitecap Resources, Inc.	52,199	95,206
#*	WildBrain, Ltd.	12,570	15,567
	Winpak, Ltd.	3,800	117,397
	Yamana Gold, Inc.	75,682	420,929

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Yellow Pages, Ltd.	2,040	$19,370
*	Zenith Capital Corp.	1,300	79

TOTAL CANADA			24,229,954

CHINA — (0.0%)
*	Hanfeng Evergreen, Inc.	2,400	0

DENMARK — (2.2%)
*	ALK-Abello A.S.	797	266,671
*	Alm Brand A.S.	9,028	103,265
	Ambu A.S., Class B	3,415	103,578
*	Bang & Olufsen A.S.	14,001	39,082
*	Bavarian Nordic A.S.	5,952	157,824
*	Brodrene Hartmann A.S.	204	16,351
*	Columbus A.S.	6,761	8,675
	D/S Norden A.S.	3,259	46,342
*	Dfds A.S.	3,765	140,841
#*	Drilling Co. of 1972 A.S. (The)	941	17,776
*	FLSmidth & Co. A.S.	4,390	112,157
*	H+H International A.S., Class B	2,539	49,238
#*	ISS A.S.	8,548	110,984
*	Jeudan A.S.	1,140	39,080
*	Jyske Bank A.S.	5,517	164,396
*	Matas A.S.	5,259	58,710
#*Ω	Netcompany Group A.S.	2,108	175,333
*	Nilfisk Holding A.S.	3,104	42,566
*	NKT A.S.	3,029	82,348
Ω	NNIT A.S.	1,779	30,010
	Pandora A.S.	9,985	792,104
	Per Aarsleff Holding A.S.	2,371	90,440
	Ringkjoebing Landbobank A.S.	2,892	220,349
	Rockwool International A.S., Class A	210	73,437
	Rockwool International A.S., Class B	772	302,174
	Royal Unibrew A.S.	5,725	558,239
	RTX A.S.	1,054	33,859
Ω	Scandinavian Tobacco Group A.S., Class A	8,196	115,767
	Schouw & Co., A.S.	1,726	150,303
	SimCorp A.S.	4,681	558,320
	Solar A.S., Class B	610	28,916
*	Spar Nord Bank A.S.	9,494	81,801
*	Sydbank A.S.	7,973	136,352
*	Tivoli A.S.	244	24,934
	Topdanmark A.S.	5,288	207,075
#	TORM P.L.C.	4,930	31,599
	United International Enterprises, Ltd.	176	37,349
*	Vestjysk Bank A.S.	113,137	48,959
*	Zealand Pharma A.S.	3,739	125,445

TOTAL DENMARK			5,382,649

FINLAND — (2.6%)
	Ahlstrom-Munksjo Oyj	7,639	159,939
*	Aktia Bank Oyj	6,459	66,700
	Alma Media Oyj	4,469	39,760
	Aspo Oyj	2,685	19,142
	Atria Oyj	2,491	26,935
#*	BasWare Oyj	944	40,746
*	Bittium Oyj	5,377	37,079
	Cargotec Oyj, Class B	4,700	161,551

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Caverion Oyj	9,013	$59,260
#	Citycon Oyj	9,475	72,940
	Digia Oyj	2,833	22,602
Ω	Enento Group Oyj	1,519	57,139
*	Finnair Oyj	76,560	32,653
	Fiskars Oyj Abp	3,865	57,983
*	F-Secure Oyj	12,707	51,919
*	HKScan Oyj, Class A	1,550	3,389
	Huhtamaki Oyj	11,540	563,700
	Kamux Corp.	1,354	14,632
	Kemira Oyj	13,763	170,027
	Kesko Oyj, Class A	6,332	155,292
	Kesko Oyj, Class B	11,986	307,568
	Kojamo Oyj	10,741	221,401
	Konecranes Oyj	8,185	257,540
	Lassila & Tikanoja Oyj	3,659	55,375
#*	Lehto Group Oyj	783	1,218
	Metsa Board Oyj	21,964	184,285
	Metso Outotec Oyj	72,230	509,183
	Neles Oyj	12,166	162,920
#	Nokian Renkaat Oyj	13,093	402,321
	Olvi Oyj, Class A	1,876	98,053
	Oriola Oyj, Class A	5,827	13,336
	Oriola Oyj, Class B	16,336	34,433
	Orion Oyj, Class A	2,441	105,184
	Orion Oyj, Class B	10,750	460,096
#*	Outokumpu Oyj	40,666	101,478
*	Pihlajalinna Oyj	563	5,783
	Ponsse Oyj	1,180	37,608
*	QT Group Oyj	1,063	51,350
	Raisio Oyj, Class V	17,176	60,996
	Rapala VMC Oyj	1,900	6,064
	Revenio Group Oyj	2,269	92,879
	Sanoma Oyj	10,553	155,326
Ω	Terveystalo Oyj	4,456	50,235
	TietoEVRY Oyj	8,366	208,681
	Tikkurila Oyj	4,795	76,700
	Tokmanni Group Corp.	4,417	70,143
	Uponor Oyj	7,321	136,497
	Vaisala Oyj, Class A	1,838	76,521
	Valmet Oyj	15,697	374,639
#	Wartsila Oyj Abp	10,516	83,569
#	YIT Oyj	17,863	94,241

TOTAL FINLAND			6,309,011

FRANCE — (4.0%)
#*	Air France-KLM	16,576	54,335
*	Akka Technologies	1,514	27,678
	AKWEL	1,182	21,377
	Albioma SA	3,447	160,704
Ω	ALD SA	3,108	33,476
	Altamir	1,905	40,175
*	Alten SA	2,868	229,636
#*	Amplitude Surgical SAS	1,840	4,417
	Assystem SA	1,354	34,730
	Aubay	936	31,482
*	Axway Software SA	836	19,581
*	Bastide le Confort Medical	266	14,107
	Beneteau SA	3,904	35,897

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Bigben Interactive	2,306	$37,781
	Boiron SA	776	34,712
	Bonduelle SCA	2,134	46,010
	Burelle SA	28	16,636
#*	Casino Guichard Perrachon SA	4,112	92,632
*	Cegedim SA	865	22,408
*	CGG SA	82,253	46,354
	Chargeurs SA	2,615	50,971
	Cie des Alpes	1,635	25,724
	Cie Plastic Omnium SA	6,434	146,416
*	Coface SA	13,486	105,368
	Derichebourg SA	16,273	47,800
*	Devoteam SA	481	54,639
	Electricite de Strasbourg SA	132	17,763
Ω	Elior Group SA	14,729	55,551
*	Elis SA	17,715	194,295
#*	Eramet SA	1,279	33,967
#*	Erytech Pharma SA	1,201	6,240
#*	Etablissements Maurel et Prom SA	8,900	12,391
Ω	Euronext NV	4,991	519,670
#*Ω	Europcar Mobility Group	14,904	9,724
	Eutelsat Communications SA	21,073	211,953
*	Exel Industries, Class A	184	8,378
*	Faurecia SE	7,316	277,466
*	Fnac Darty SA	1,710	73,449
	Fnac Darty SA	648	27,683
*	Gaumont SA	20	2,326
	Gaztransport Et Technigaz SA	1,809	173,405
*	GL Events	1,343	10,944
*	Groupe Crit	446	27,387
*	Groupe Open	581	10,052
	Guerbet	934	31,563
	Haulotte Group SA	1,014	4,658
*	HEXAOM	440	15,370
*	ID Logistics Group	360	83,898
	Iliad SA	2,484	480,236
	Imerys SA	2,590	77,417
#*	Ingenico Group SA	7,134	1,025,693
	Ipsen SA	192	17,487
	IPSOS	4,374	107,507
	Jacquet Metals SA	2,005	23,161
*	JCDecaux SA	7,005	108,118
	Kaufman & Broad SA	2,328	82,962
#*	Korian SA	8,232	231,915
#*	Lagardere SCA	8,053	176,106
	Laurent-Perrier	396	32,558
*	Le Belier	216	9,606
	Lectra	2,658	61,187
	Linedata Services	535	15,776
*	LISI	3,138	50,781
	LNA Sante SA	809	41,745
*Ω	Maisons du Monde SA	4,270	57,132
*	Manitou BF SA	1,600	31,678
	Manutan International	508	32,167
*	Mersen SA	2,045	53,057
*	Metropole Television SA	1,844	20,255
*Ω	Neoen SA	1,860	99,629
*	Nexans SA	3,620	175,796
	Nexity SA	4,436	124,546

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
#*	Nicox	2,438	$9,779
*	NRJ Group	2,200	14,093
#*	Onxeo SA	4,614	3,227
*	Orpea	3,145	314,136
*	Pierre & Vacances SA	633	6,953
	Quadient SA	5,381	70,122
#*	Recylex SA	1,750	2,825
*	Rexel SA	37,300	392,719
	Robertet SA	62	68,624
*	Rothschild & Co.	4,325	111,012
	Rubis SCA	8,207	269,845
	Samse SA	132	21,514
*	Savencia SA	669	37,414
*	SCOR SE	709	17,218
	Seche Environnement SA	536	21,605
	SES SA	4,231	33,794
	Societe BIC SA	2,638	126,362
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	561	40,078
	Societe pour l’Informatique Industrielle	1,084	20,843
*	SOITEC	2,382	337,926
#*	Solocal Group	1,207,119	26,837
	Somfy SA	929	129,317
*	Sopra Steria Group	1,755	208,690
*	SPIE SA	12,992	204,452
*	Stef SA	521	38,234
*	Synergie SA	1,041	30,968
*	Tarkett SA	4,268	51,705
*	Technicolor SA	783	1,119
*	Television Francaise 1	9,114	53,515
	Thermador Groupe	782	52,634
	Tikehau Capital SCA	816	17,958
	Total Gabon	95	11,803
	Trigano SA	957	127,056
	Union Financiere de France BQE SA	487	10,424
	Valeo SA	2,083	63,014
#*	Vallourec SA	827	11,521
*	Valneva SE	3,400	24,125
	Vetoquinol SA	354	33,421
	Vicat SA	2,705	83,170
	VIEL & Cie SA	4,347	25,670
	Vilmorin & Cie SA	883	46,132
*	Virbac SA	475	110,540
*Ω	X-Fab Silicon Foundries SE	3,158	11,754

TOTAL FRANCE			9,673,842

GERMANY — (5.8%)
	1&1 Drillisch AG	4,302	90,609
	7C Solarparken AG	3,348	14,603
*	Aareal Bank AG	9,586	165,634
*Ω	ADLER Group SA	7,764	195,179
*	ADVA Optical Networking SE	7,540	57,888
*	AIXTRON SE	10,522	118,491
	All for One Group SE	139	7,567
	Allgeier SE	979	59,297
*	Amadeus Fire AG	171	17,767
	Atoss Software AG	412	57,593
	Aurubis AG	4,525	289,480
	Basler AG	633	37,745
*	Bauer AG	2,210	23,181

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	BayWa AG	2,474	$76,468
	Bechtle AG	1,125	193,181
Ω	Befesa SA	2,107	86,774
	Bertrandt AG	1,118	38,341
	bet-at-home.com AG	393	14,287
*	Bijou Brigitte AG	711	16,519
#	Bilfinger SE	4,751	87,092
	Borussia Dortmund GmbH & Co. KGaA	9,378	46,047
	CANCOM SE	3,477	137,459
*	CECONOMY AG	16,100	71,204
*	CENIT AG	1,323	18,420
*	Centrotec SE	672	12,379
	Cewe Stiftung & Co. KGAA	818	77,974
*	comdirect bank AG	4,102	66,245
*	Commerzbank AG	64,342	304,551
	CompuGroup Medical SE & Co. KgaA	2,769	237,912
#*	Corestate Capital Holding SA	1,975	28,712
	CropEnergies AG	3,994	54,376
*	CTS Eventim AG & Co. KGaA	6,607	292,871
	Deutsche Beteiligungs AG	2,003	65,222
#*	Deutsche EuroShop AG	5,432	68,607
*Ω	Deutsche Pfandbriefbank AG	23,053	140,880
*	Deutz AG	17,619	90,511
*	Dialog Semiconductor P.L.C.	9,400	358,365
	DIC Asset AG	7,097	81,683
	DMG Mori AG	641	30,270
	Dr Hoenle AG	579	32,222
	Draegerwerk AG & Co. KGaA	307	21,945
	Duerr AG	6,410	184,341
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,128	51,642
#*	EDAG Engineering Group AG	1,225	11,512
	Elmos Semiconductor SE	1,388	30,698
#*	ElringKlinger AG	4,625	46,772
	Energiekontor AG	790	32,315
*	Evotec SE	3,094	81,766
*	Fielmann AG	2,791	211,396
	First Sensor AG	520	24,343
	Freenet AG	15,397	272,774
	Fuchs Petrolub SE	3,026	115,980
	GEA Group AG	16,713	556,605
	Gerresheimer AG	4,083	410,441
	Gesco AG	1,167	15,506
	GFT Technologies SE	1,914	20,601
	Grand City Properties SA	12,674	287,682
	GRENKE AG	513	20,029
*	H&R GmbH & Co. KGaA	1,853	8,959
	Hamburger Hafen und Logistik AG	3,634	60,920
	Hawesko Holding AG	116	5,343
*	Heidelberger Druckmaschinen AG	28,620	16,019
*	Hella GmbH & Co KGaA	4,140	180,768
	Hochtief AG	1,415	104,095
*	HolidayCheck Group AG	3,303	6,306
	Hornbach Baumarkt AG	2,445	96,569
	Hornbach Holding AG & Co. KGaA	1,832	176,318
	Hugo Boss AG	6,984	160,123
*	Hypoport SE	277	145,033
	Indus Holding AG	2,484	73,489
*Ω	Instone Real Estate Group AG	6,227	128,859
	IVU Traffic Technologies AG	1,595	25,243

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#	Jenoptik AG	6,077	$149,964
*Ω	JOST Werke AG	1,440	54,021
	K+S AG	26,378	176,730
	KION Group AG	427	33,272
*	Kloeckner & Co. SE	8,520	47,882
*	Koenig & Bauer AG	1,558	32,179
	Krones AG	1,902	108,676
	KSB SE & Co. KGaA	31	9,096
	KWS Saat SE & Co., KGaA	1,165	85,792
	Lanxess AG	10,424	528,682
	Leifheit AG	1,317	51,817
#*	Leoni AG	4,291	26,159
	LPKF Laser & Electronics AG	2,232	42,216
#*	Manz AG	726	24,373
*	Medigene AG	1,273	4,893
	METRO AG	9,062	88,747
	MLP SE	9,703	53,954
	New Work SE	300	78,274
	Nexus AG	1,759	98,005
*	Nordex SE	10,174	146,619
	Norma Group SE	3,611	112,086
*	OHB SE	819	32,400
	Patrizia AG	6,203	141,187
	Pfeiffer Vacuum Technology AG	725	132,233
	PNE AG	11,501	80,695
*	ProSiebenSat.1 Media SE	24,316	271,378
	PSI Software AG	1,437	40,130
*	PVA TePla AG	1,745	21,302
#	q.beyond AG	12,522	17,635
	Rheinmetall AG	5,414	395,675
	Rocket Internet SE	9,151	197,914
*	S&T AG	5,640	102,052
*	SAF-Holland SE	7,645	64,991
*	Salzgitter AG	6,237	90,740
*	Schaltbau Holding AG	369	10,189
	Secunet Security Networks AG	157	43,774
*	SGL Carbon SE	6,333	20,165
#*Ω	Shop Apotheke Europe NV	1,008	167,261
	Siltronic AG	2,238	211,794
*	Sixt SE	1,387	104,794
*	SMA Solar Technology AG	2,032	88,006
	Software AG	5,783	207,503
	Stabilus SA	2,641	149,727
	STRATEC SE	656	96,282
*	Stroeer SE & Co. KGaA	2,593	187,441
	Suedzucker AG	9,712	139,771
*	SUESS MicroTec SE	2,434	43,795
*	Surteco Group SE	1,107	27,832
	TAG Immobilien AG	16,544	487,545
*	Takkt AG	5,172	54,962
*	Technotrans SE	1,129	22,620
*Ω	Tele Columbus AG	3,055	7,519
#*	Thyssenkrupp AG	28,438	135,742
	Traffic Systems SE	408	12,356
#*	Varta AG	1,124	141,275
	VERBIO Vereinigte BioEnergie AG	4,297	91,799
*	Vossloh AG	1,437	52,484
	Wacker Chemie AG	1,917	184,937
*	Wacker Neuson SE	3,888	71,486

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Washtec AG	972	$43,037
	Wuestenrot & Wuerttembergische AG	3,125	51,973
	Zeal Network SE	577	25,043
*	zooplus AG	62	9,940

TOTAL GERMANY			13,880,819

HONG KONG — (2.4%)
*	Aceso Life Science Group., Ltd.	202,400	8,226
	Aeon Credit Service Asia Co., Ltd.	12,000	7,685
	Allied Group, Ltd.	272,000	99,345
	Allied Properties HK, Ltd.	219,416	54,058
	APAC Resources, Ltd.	9,853	1,246
*	Apollo Future Mobility Group, Ltd.	136,000	7,546
	Asia Financial Holdings, Ltd.	54,874	25,759
*	Asia Standard International Group, Ltd.	98,940	10,231
	ASM Pacific Technology, Ltd.	19,000	191,602
	Associated International Hotels, Ltd.	28,000	48,246
	BOCOM International Holdings Co., Ltd.	44,000	6,089
	BOE Varitronix, Ltd.	82,009	28,208
	Bright Smart Securities & Commodities Group, Ltd.	86,000	21,392
*	Brightoil Petroleum Holdings, Ltd.	248,000	8,999
*	Burwill Holdings, Ltd.	302,000	518
	Cafe de Coral Holdings, Ltd.	42,000	86,814
*	Camsing International Holding, Ltd.	40,000	1,122
	Century City International Holdings, Ltd.	183,340	9,608
	Chen Hsong Holdings	30,000	7,794
	Chevalier International Holdings, Ltd.	4,000	4,867
*	China Baoli Technologies Holdings, Ltd.	145,000	331
*	China Energy Development Holdings, Ltd.	652,000	10,535
	China Motor Bus Co., Ltd.	2,400	31,866
*	China Star Entertainment, Ltd.	180,000	36,364
*	China Strategic Holdings, Ltd.	1,321,250	12,554
*	China Tonghai International Financial, Ltd.	130,000	3,378
	Chinese Estates Holdings, Ltd.	61,500	31,007
	Chong Hing Bank, Ltd.	21,000	24,792
	Chow Sang Sang Holdings International, Ltd.	58,000	63,448
	Chuang’s Consortium International, Ltd.	100,000	11,628
	CITIC Telecom International Holdings, Ltd.	154,000	48,919
	CMBC Capital Holdings, Ltd.	570,000	9,299
	Convenience Retail Asia, Ltd.	50,000	28,048
#*	Convoy Global Holdings, Ltd.	516,000	2,083
	Cowell e Holdings, Inc.	47,000	20,697
	Cross-Harbour Holdings, Ltd. (The)	43,826	78,056
	CSI Properties, Ltd.	859,543	24,886
	Dah Sing Banking Group, Ltd.	52,928	45,540
	Dah Sing Financial Holdings, Ltd.	17,806	44,352
	Dickson Concepts International, Ltd.	14,500	6,111
*	eForce Holdings, Ltd.	696,000	6,087
*	Emperor Capital Group, Ltd.	270,000	4,338
	Emperor Entertainment Hotel, Ltd.	40,000	5,277
	Emperor International Holdings, Ltd.	140,333	19,778
*	ENM Holdings, Ltd.	144,000	11,916
*	Esprit Holdings, Ltd.	257,250	26,642
	Fairwood Holdings, Ltd.	10,500	23,591
	Far East Consortium International, Ltd.	161,876	47,876
*	FIH Mobile, Ltd.	401,000	44,073
	First Pacific Co., Ltd.	368,000	114,326
*	Genting Hong Kong, Ltd.	30,000	968
	Get Nice Holdings, Ltd.	1,197,000	25,975

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Giordano International, Ltd.	160,000	$25,463
	Glorious Sun Enterprises, Ltd.	72,000	7,437
*	Gold-Finance Holdings, Ltd.	88,000	153
*	Goodbaby International Holdings, Ltd.	129,000	16,423
	Great Eagle Holdings, Ltd.	27,225	65,803
*	G-Resources Group, Ltd.	2,577,000	11,986
	Guotai Junan International Holdings, Ltd.	322,400	41,342
	Haitong International Securities Group, Ltd.	325,191	74,115
	Hang Lung Group, Ltd.	72,000	159,826
	Hanison Construction Holdings, Ltd.	27,198	3,339
	Harbour Centre Development, Ltd.	13,500	12,240
	HKBN, Ltd.	76,000	131,655
	HKR International, Ltd.	100,386	38,150
	Hong Kong Ferry Holdings Co., Ltd.	23,000	17,688
*	Hong Kong Finance Investment Holding Group, Ltd.	102,000	1,210
	Hongkong & Shanghai Hotels, Ltd. (The)	69,883	50,663
	Hongkong Chinese, Ltd.	90,000	7,680
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	24,275
	Hysan Development Co., Ltd.	64,000	204,038
	IGG, Inc.	107,000	115,826
	International Housewares Retail Co., Ltd.	41,000	10,818
#*	IRC, Ltd.	258,000	2,702
*	IT, Ltd.	54,000	7,473
	ITC Properties Group, Ltd.	1,760	191
	Jacobson Pharma Corp., Ltd.	56,000	8,254
	Johnson Electric Holdings, Ltd.	39,875	82,506
	K Wah International Holdings, Ltd.	85,000	40,337
	Kerry Logistics Network, Ltd.	61,000	127,398
	Kerry Properties, Ltd.	54,500	133,717
	Kingston Financial Group, Ltd.	36,000	3,084
	Kowloon Development Co., Ltd.	41,000	40,055
	Lai Sun Development Co., Ltd.	30,608	26,533
	Lai Sun Garment International, Ltd.	9,067	7,771
*	Landing International Development, Ltd.	133,200	3,724
	Landsea Green Properties Co., Ltd.	180,000	15,352
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	136,500	16,940
*	Lerthai Group, Ltd.	24,000	1,676
#*	Leyou Technologies Holdings, Ltd.	110,000	46,491
*	Lifestyle International Holdings, Ltd.	55,000	43,198
	Lippo China Resources, Ltd.	586,000	9,912
	Liu Chong Hing Investment, Ltd.	30,000	24,116
	L’Occitane International SA	32,250	59,042
	Luk Fook Holdings International, Ltd.	38,000	92,916
	Lung Kee Bermuda Holdings	26,000	8,118
*	Macau Legend Development, Ltd.	293,000	39,738
	Magnificent Hotel Investment, Ltd.	336,000	3,906
	Man Wah Holdings, Ltd.	174,800	243,957
*	Mason Group Holdings, Ltd.	2,829,598	9,916
	Melco International Development, Ltd.	73,000	118,497
	Miramar Hotel & Investment	21,000	34,253
	Modern Dental Group, Ltd.	43,000	7,286
#*	NewOcean Energy Holdings, Ltd.	110,000	9,808
	NWS Holdings, Ltd.	35,000	30,723
*	OP Financial, Ltd.	116,000	12,476
	Oriental Watch Holdings	56,000	17,527
*	Oshidori International Holdings, Ltd.	700,200	63,298
	Pacific Andes International Holdings, Ltd.	126,000	445
	Pacific Basin Shipping, Ltd.	633,000	92,467

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Pacific Textiles Holdings, Ltd.	114,000	$65,049
	Paliburg Holdings, Ltd.	26,000	6,643
	PCCW, Ltd.	151,286	91,019
	Perfect Shape Medical, Ltd.	60,000	21,577
	Pico Far East Holdings, Ltd.	96,000	13,903
	Polytec Asset Holdings, Ltd.	208,570	17,519
	Public Financial Holdings, Ltd.	24,000	5,587
	Regal Hotels International Holdings, Ltd.	29,000	11,539
Ω	Regina Miracle International Holdings, Ltd.	43,000	13,333
*	Renco Holdings Group, Ltd.	82,000	3,710
#*	Sa Sa International Holdings, Ltd.	134,833	19,358
*Ω	Samsonite International SA	161,400	164,652
	SEA Holdings, Ltd.	40,046	40,323
*	Shangri-La Asia, Ltd.	100,000	78,683
	Shenwan Hongyuan HK, Ltd.	25,000	2,777
	Shun Ho Property Investments, Ltd.	5,544	1,035
	Shun Tak Holdings, Ltd.	190,000	55,767
*	Sing Tao News Corp., Ltd.	14,000	1,831
	SITC International Holdings Co., Ltd.	135,000	208,528
	SmarTone Telecommunications Holdings, Ltd.	43,000	23,201
	Soundwill Holdings, Ltd.	4,000	3,576
	Stella International Holdings, Ltd.	55,000	56,361
*	Summit Ascent Holdings, Ltd.	92,000	10,562
	Sun Hung Kai & Co., Ltd.	74,464	28,971
	SUNeVision Holdings, Ltd.	55,000	48,271
	TAI Cheung Holdings, Ltd.	37,000	21,748
	Television Broadcasts, Ltd.	43,600	35,029
	Texwinca Holdings, Ltd.	112,000	16,998
	TK Group Holdings, Ltd.	30,000	8,910
*	TOM Group, Ltd.	244,000	34,314
#*	Town Health International Medical Group, Ltd.	330,000	5,491
	Tradelink Electronic Commerce, Ltd.	58,000	6,739
	Transport International Holdings, Ltd.	28,465	50,618
	United Laboratories International Holdings, Ltd. (The)	77,000	66,211
	Upbest Group, Ltd.	148,000	15,817
	Value Partners Group, Ltd.	104,000	45,569
	Vitasoy International Holdings, Ltd.	44,000	177,976
Ω	VPower Group International Holdings, Ltd.	25,000	8,973
	VSTECS Holdings, Ltd.	89,600	56,160
	VTech Holdings, Ltd.	14,400	95,544
	Wai Kee Holdings, Ltd.	52,000	24,885
	Wang On Group, Ltd.	260,000	1,712
	Wing On Co. International, Ltd.	14,000	30,842
	Wing Tai Properties, Ltd.	56,000	25,295
	YT Realty Group, Ltd.	16,896	4,985
	Yue Yuen Industrial Holdings, Ltd.	85,500	139,264
*	Zhaobangji Properties Holdings, Ltd.	192,000	27,032

TOTAL HONG KONG			5,893,916

IRELAND — (0.2%)
*	Bank of Ireland Group P.L.C.	41,657	103,361
*	Cairn Homes P.L.C.	55,311	50,495
*	Datalex P.L.C.	874	418
*	FBD Holdings P.L.C.	1,308	9,245
	FBD Holdings P.L.C.	2,754	19,954
	Glanbia P.L.C.	20,395	193,989
	Irish Continental Group P.L.C.	12,783	46,951
	Irish Continental Group P.L.C.	3,760	13,885
	Kenmare Resources P.L.C.	255	956
*	Permanent TSB Group Holdings P.L.C.	10,745	6,508

TOTAL IRELAND			445,762

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (1.3%)
	Adgar Investment and Development, Ltd.	4,144	$5,064
*	Afcon Holdings, Ltd.	210	6,497
*	AFI Properties, Ltd.	2,631	63,141
	Africa Israel Residences, Ltd.	409	10,861
*	Allot, Ltd.	3,228	30,528
	Alrov Properties and Lodgings, Ltd.	854	24,533
	Arad, Ltd.	731	9,627
*	Arko Holdings, Ltd.	48,828	31,811
	Ashtrom Group, Ltd.	3,639	46,436
	Ashtrom Properties, Ltd.	4,487	25,183
	Atreyu Capital Markets, Ltd.	628	9,662
	AudioCodes, Ltd.	1,401	42,170
*	Azorim-Investment Development & Construction Co., Ltd.	21,056	36,954
	Bayside Land Corp.	10,300	71,728
*	Bet Shemesh Engines Holdings 1997, Ltd.	859	13,360
	Big Shopping Centers, Ltd.	632	47,809
	Blue Square Real Estate, Ltd.	808	32,703
*	Brack Capital Properties NV	328	24,799
*	Camtek, Ltd.	1,575	28,789
	Carasso Motors, Ltd.	2,736	8,202
*	Cellcom Israel, Ltd.	7,200	27,794
	Cellcom Israel, Ltd.	4,034	15,329
*	Clal Insurance Enterprises Holdings, Ltd.	4,243	42,847
*	Compugen, Ltd.	4,588	61,772
	Danel Adir Yeoshua, Ltd.	595	74,118
	Delek Automotive Systems, Ltd.	4,148	19,808
	Delta-Galil Industries, Ltd.	1,324	23,475
	Dor Alon Energy in Israel 1988, Ltd.	633	12,819
*	El Al Israel Airlines	28,107	5,121
	Electra Consumer Products 1970, Ltd.	1,818	49,810
#*	Electra Real Estate, Ltd.	1,694	8,845
	Electra, Ltd.	177	76,911
*	Enlight Renewable Energy, Ltd.	62,108	116,724
*	Equital, Ltd.	2,435	45,038
	FMS Enterprises Migun, Ltd.	605	12,738
	Formula Systems 1985, Ltd.	1,241	97,953
	Fox Wizel, Ltd.	1,280	98,955
*	Gilat Satellite Networks, Ltd.	4,321	25,374
*	Hadera Paper, Ltd.	335	11,132
*	Hamlet Israel-Canada, Ltd.	463	7,312
*	Harel Insurance Investments & Financial Services, Ltd.	14,091	102,373
	Hilan, Ltd.	1,842	81,713
	IDI Insurance Co., Ltd.	657	16,102
*	IES Holdings, Ltd.	230	9,805
	Inrom Construction Industries, Ltd.	10,041	39,692
	Israel Canada T.R, Ltd.	14,745	24,904
	Israel Land Development - Urban Renewal, Ltd.	1,020	7,032
	Isras Investment Co., Ltd.	192	30,460
*	Issta Lines, Ltd.	538	5,768
#*	Itamar Medical, Ltd.	24,372	16,847
*	Kamada, Ltd.	3,545	25,346
	Kenon Holdings, Ltd.	2,532	61,409
	Kerur Holdings, Ltd.	747	21,635
	Magic Software Enterprises, Ltd.	3,180	40,004
	Magic Software Enterprises, Ltd.	2,800	36,816

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
	Malam - Team, Ltd.	129	$23,283
	Matrix IT, Ltd.	3,427	78,432
	Maytronics, Ltd.	5,889	89,797
*	Mediterranean Towers, Ltd.	10,111	21,294
	Mega Or Holdings, Ltd.	2,038	52,605
*	Mehadrin, Ltd.	58	2,323
	Meitav Dash Investments, Ltd.	2,665	10,433
	Menora Mivtachim Holdings, Ltd.	4,078	54,922
*	Migdal Insurance & Financial Holdings, Ltd.	44,849	35,178
	Mivne Real Estate KD, Ltd.	8,892	17,005
*	Mivtach Shamir Holdings, Ltd.	615	14,855
*	Naphtha Israel Petroleum Corp., Ltd.	4,099	15,995
*	Nawi Brothers, Ltd.	3,445	15,713
	Neto ME Holdings, Ltd.	211	9,679
*	Nova Measuring Instruments, Ltd.	3,160	179,352
	Novolog, Ltd.	11,080	8,858
	Oil Refineries, Ltd.	171,653	30,740
	One Software Technologies, Ltd.	535	46,867
*	Partner Communications Co., Ltd.	18,545	72,522
	Paz Oil Co., Ltd.	1,048	96,889
*	Perion Network, Ltd.	2,088	14,600
*	Phoenix Holdings, Ltd. (The)	10,796	56,589
	Plasson Industries, Ltd.	283	12,184
*	Pluristem Therapeutics, Inc.	747	6,823
	Priortech, Ltd.	1,206	17,958
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,016	66,019
*	Scope Metals Group, Ltd.	872	15,771
*	Shikun & Binui, Ltd.	11,278	52,512
	Summit Real Estate Holdings, Ltd.	4,648	40,503
	Tadiran Holdings, Ltd.	257	16,925
	Victory Supermarket Chain, Ltd.	648	16,550
	YH Dimri Construction & Development, Ltd.	721	21,397

TOTAL ISRAEL			3,138,211

ITALY — (3.2%)
	A2A SpA	182,222	231,420
	ACEA SpA	7,126	141,478
#*	Amplifon SpA	6,505	236,507
Ω	Anima Holding SpA	36,934	138,383
#*	Aquafil SpA	1,320	4,851
*	Arnoldo Mondadori Editore SpA	28,311	36,478
	Ascopiave SpA	2,688	9,322
#*	Autogrill SpA	16,142	60,505
*	Avio SpA	1,784	25,313
	Azimut Holding SpA	11,244	189,532
*	Banca Carige SpA	13,880	5
*Ω	Banca Farmafactoring SpA	13,300	61,361
*	Banca Generali SpA	4,515	128,561
*	Banca IFIS SpA	3,794	30,434
	Banca Mediolanum SpA	5,749	39,278
*	Banca Popolare di Sondrio SCPA	67,747	119,079
*	Banca Profilo SpA	12,870	2,865
#*Ω	Banca Sistema SpA	3,568	5,889
*	Banco BPM SpA	187,440	339,547
*	Banco di Desio e della Brianza SpA	5,000	10,936
	Be Shaping The Future SpA	9,147	11,216
*	Biesse SpA	938	16,211
#*	BPER Banca	144,823	172,070
#*	Brunello Cucinelli SpA	3,394	101,909

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Buzzi Unicem SpA	4,407	$62,494
	Buzzi Unicem SpA	10,037	217,178
*	Cairo Communication SpA	12,430	14,648
Ω	Carel Industries SpA	3,180	59,134
#*	Carraro SpA	2,536	3,324
	Cementir Holding NV	6,965	44,361
*	Cerved Group SpA	22,191	157,019
*	CIR SpA-Compagnie Industriali	126,704	55,227
*	Credito Emiliano SpA	14,873	58,600
*	Credito Valtellinese SpA	9,126	65,672
	Danieli & C Officine Meccaniche SpA	2,341	21,182
#	Danieli & C Officine Meccaniche SpA	2,502	35,875
*	De’ Longhi SpA	7,541	241,174
	DeA Capital SpA	11,197	13,098
*	Emak SpA	6,798	6,462
Ω	Enav SpA	21,581	74,885
	ERG SpA	7,670	173,704
*	Esprinet SpA	5,827	49,549
#*	Eurotech SpA	5,018	19,273
	Falck Renewables SpA	4,055	21,989
	Fiera Milano SpA	4,851	10,921
*	Fila SpA	939	6,744
#*	Fincantieri SpA	58,307	32,717
*	FinecoBank Banca Fineco SpA	1,641	22,531
*	FNM SpA	21,790	11,680
*	Freni Brembo SpA	8,962	93,116
#*	Geox SpA	8,460	4,617
	Gruppo MutuiOnline SpA	3,477	87,620
*	Guala Closures SpA	6,638	49,620
	Hera SpA	95,600	300,290
	Illimity Bank SpA	2,228	20,129
*	IMA Industria Macchine Automatiche SpA	1,607	126,430
*	IMMSI SpA	26,564	10,217
#*	Intek Group SpA	17,854	5,898
	Interpump Group SpA	7,810	294,995
	Iren SpA	69,654	158,070
	Italgas SpA	59,473	343,679
	Italmobiliare SpA	1,450	46,847
*	IVS Group SA	1,842	8,932
*	Juventus Football Club SpA	58,440	49,723
	La Doria SpA	1,865	27,334
	Leonardo SpA	21,607	103,025
#*	Maire Tecnimont SpA	20,289	27,469
#	Mariella Burani Fashion Group S.p.A.	422	0
Ω	Massimo Zanetti Beverage Group SpA	1,475	8,646
*	Mediaset SpA	41,897	71,237
	Mediobanca Banca di Credito Finanziario SpA	27,798	197,358
	Openjobmetis SpA agenzia per il lavoro	845	4,663
#*Ω	OVS SpA	28,516	25,712
	Piaggio & C SpA	22,030	60,123
#*Ω	Pirelli & C SpA	50,118	208,967
*	Prima Industrie SpA	444	5,587
	Prysmian SpA	12,296	334,604
Ω	RAI Way SpA	10,541	64,207
	Reno de Medici SpA	26,327	28,411
	Reply SpA	2,269	243,774
*	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	11,976
	Sabaf SpA	1,277	17,539
#*	Safilo Group SpA	2,996	1,769

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
#	Saipem SpA	76,461	$134,715
*	Salvatore Ferragamo SpA	5,030	64,886
#*	Saras SpA	73,078	37,443
*	Sesa SpA	768	71,955
#*	Societa Cattolica di Assicurazioni SC	23,798	117,667
*	Sogefi SpA	3,015	3,101
	SOL SpA	3,646	47,963
	Tamburi Investment Partners SpA	15,032	93,738
*Ω	Technogym SpA	11,973	89,044
*	Tinexta S.p.A.	3,403	73,123
#*	Tod’s SpA	1,112	23,426
*	TXT e-solutions SpA	923	7,955
*Ω	Unieuro SpA	837	10,091
*	Unipol Gruppo SpA	55,252	201,535
	UnipolSai Assicurazioni SpA	13,798	32,045
#	Webuild SpA	21,276	22,794
	Zignago Vetro SpA	4,262	61,521

TOTAL ITALY			7,728,177

JAPAN — (23.4%)
	77 Bank, Ltd. (The)	7,300	102,088
	A&D Co., Ltd.	3,000	17,730
	Abist Co., Ltd.	500	12,747
	Access Co., Ltd.	3,300	24,650
	Achilles Corp.	1,800	27,165
	Adastria Co., Ltd.	3,140	54,501
	ADEKA Corp.	10,400	134,491
	Ad-sol Nissin Corp.	1,200	30,110
	Advan Co., Ltd.	3,100	37,644
#	Advance Create Co., Ltd.	700	13,174
	Adventure, Inc.	300	12,599
	Adways, Inc.	800	3,109
	Aeon Delight Co., Ltd.	2,200	57,917
	Aeon Fantasy Co., Ltd.	800	15,439
	Aeon Hokkaido Corp.	2,900	24,480
	Aeria, Inc.	2,100	9,127
	Agro-Kanesho Co., Ltd.	900	13,143
*	Ahresty Corp.	2,700	7,780
	Ai Holdings Corp.	3,200	56,263
	Aica Kogyo Co., Ltd.	600	20,208
	Aichi Bank, Ltd. (The)	1,200	32,840
	Aichi Corp.	5,600	48,488
	Aichi Steel Corp.	1,500	36,106
	Aichi Tokei Denki Co., Ltd.	300	12,716
	Aida Engineering, Ltd.	6,800	52,009
*	Aiful Corp.	38,800	115,162
	Ain Holdings, Inc.	200	13,989
	Aiphone Co., Ltd.	1,800	25,215
	Airport Facilities Co., Ltd.	3,500	14,511
	Aisan Industry Co., Ltd.	6,170	26,446
#	Aizawa Securities Co., Ltd.	5,200	34,583
	Ajis Co., Ltd.	800	22,759
	Akatsuki Corp.	3,500	8,741
	Akatsuki, Inc.	500	22,277
*	Akebono Brake Industry Co., Ltd.	14,000	18,680
	Akita Bank, Ltd. (The)	2,400	32,534
	Albis Co., Ltd.	800	19,345
	Alconix Corp.	2,600	36,807
	Alinco, Inc.	2,200	18,412

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Alpen Co., Ltd.	2,000	$38,890
	Alpha Corp.	500	4,534
	Alps Logistics Co., Ltd.	2,000	15,311
	Altech Corp.	2,310	42,676
	Amano Corp.	5,700	134,158
	Amiyaki Tei Co., Ltd.	300	8,122
	Amuse, Inc.	500	12,162
	Anest Iwata Corp.	3,000	24,019
	AOI Electronics Co., Ltd.	500	9,835
	AOI TYO Holdings, Inc.	2,900	11,169
	AOKI Holdings, Inc.	5,300	23,038
	Aomori Bank, Ltd. (The)	2,600	57,436
#	Aoyama Trading Co., Ltd.	5,900	28,106
	Aoyama Zaisan Networks Co., Ltd.	1,600	25,307
	Aozora Bank, Ltd.	6,300	103,503
#	Apaman Co., Ltd.	1,800	9,346
	Arakawa Chemical Industries, Ltd.	2,600	28,808
	Arata Corp.	1,300	63,176
	Arcland Sakamoto Co., Ltd.	4,600	88,622
	Arcland Service Holdings Co., Ltd.	2,000	38,348
	Arcs Co., Ltd.	4,700	104,046
#	Arealink Co., Ltd.	1,000	8,916
	Argo Graphics, Inc.	1,800	55,370
	Arisawa Manufacturing Co., Ltd.	5,100	44,548
	Artnature, Inc.	1,000	5,795
	Asahi Co., Ltd.	1,600	26,431
	Asahi Diamond Industrial Co., Ltd.	9,000	41,299
	Asahi Holdings, Inc.	3,700	120,656
	Asahi Kogyosha Co., Ltd.	600	16,124
	Asahi Net, Inc.	1,700	15,328
	Asahi Printing Co., Ltd.	1,100	9,887
	Asahi Yukizai Corp.	2,300	29,774
	Asante, Inc.	1,200	17,110
	Asanuma Corp.	800	30,908
	Asia Pile Holdings Corp.	4,100	17,862
	ASKA Pharmaceutical Co., Ltd.	3,300	41,624
	ASKUL Corp.	1,100	42,247
#	Asukanet Co., Ltd.	600	6,334
	Ateam, Inc.	1,400	11,254
	Atom Corp.	10,300	82,600
	Atsugi Co., Ltd.	4,000	19,778
#*	Aucnet, Inc.	900	11,965
	Autobacs Seven Co., Ltd.	8,900	113,933
	Avant Corp.	1,000	10,437
#	Avantia Co., Ltd.	1,300	10,608
	Avex, Inc.	5,100	49,268
	Awa Bank, Ltd. (The)	4,600	110,657
	Axial Retailing, Inc.	1,800	76,458
	Bando Chemical Industries, Ltd.	5,100	27,840
	Bank of Iwate, Ltd. (The)	2,000	44,897
	Bank of Nagoya, Ltd. (The)	1,400	34,771
	Bank of Okinawa, Ltd. (The)	2,860	80,271
	Bank of Saga, Ltd. (The)	2,500	30,790
	Bank of the Ryukyus, Ltd.	3,600	29,689
#	Baroque Japan, Ltd.	1,700	10,352
	BayCurrent Consulting, Inc.	700	90,573
#	Beenos, Inc.	1,000	15,415
	Belc Co., Ltd.	1,400	85,940
	Bell System24 Holdings, Inc.	2,400	36,223

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Belluna Co., Ltd.	6,900	$56,493
	BeNEXT Group, Inc.	2,000	18,752
	Bic Camera, Inc.	5,400	59,640
	Biofermin Pharmaceutical Co., Ltd.	400	9,090
	BML, Inc.	2,400	67,475
#	Bookoff Group Holdings, Ltd.	1,000	7,847
	Bourbon Corp.	1,100	19,436
	BP Castrol K.K	1,300	15,067
	Br Holdings Corp.	1,200	9,093
*	BrainPad, Inc.	500	19,113
	Broadleaf Co., Ltd.	8,900	46,554
	Bull-Dog Sauce Co., Ltd.	400	4,825
	Bunka Shutter Co., Ltd.	6,984	54,834
	Business Brain Showa-Ota, Inc.	1,000	15,557
	C Uyemura & Co., Ltd.	800	52,094
	CAC Holdings Corp.	1,700	21,284
	Can Do Co., Ltd.	1,000	18,336
	Canon Electronics, Inc.	2,600	35,870
	Career Design Center Co., Ltd.	500	4,674
	Carlit Holdings Co., Ltd.	2,600	12,796
	Cawachi, Ltd.	2,100	59,562
	Central Automotive Products, Ltd.	1,600	31,166
	Central Glass Co., Ltd.	3,400	72,959
	Central Security Patrols Co., Ltd.	1,000	30,983
#	Central Sports Co., Ltd.	900	19,045
	Chiba Kogyo Bank, Ltd. (The)	7,400	16,162
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	1,800	29,083
	Chino Corp.	900	11,717
	Chiyoda Co., Ltd.	4,400	38,716
	Chiyoda Integre Co., Ltd.	1,900	28,034
	Chodai Co., Ltd.	900	10,628
	Chofu Seisakusho Co., Ltd.	2,300	46,841
	Chori Co., Ltd.	1,400	21,049
	Chubu Shiryo Co., Ltd.	3,200	42,495
	Chudenko Corp.	3,900	79,267
	Chuetsu Pulp & Paper Co., Ltd.	1,400	16,413
	Chugai Ro Co., Ltd.	700	9,625
	Chugoku Bank, Ltd. (The)	17,400	150,739
	Chugoku Marine Paints, Ltd.	6,600	63,006
	Chukyo Bank, Ltd. (The)	1,800	36,290
	Chuo Spring Co., Ltd.	500	14,056
	Chuo Warehouse Co., Ltd.	1,000	11,178
	CI Takiron Corp.	6,400	40,890
	Citizen Watch Co., Ltd.	38,800	102,793
	Cleanup Corp.	3,800	17,324
	CMIC Holdings Co., Ltd.	1,500	18,477
	CMK Corp.	6,400	28,640
	cocokara fine, Inc.	2,179	143,152
#	Colowide Co., Ltd.	6,000	89,835
	Computer Engineering & Consulting, Ltd.	2,700	38,520
	Computer Institute of Japan, Ltd.	1,900	17,373
	Comture Corp.	1,800	45,794
	CONEXIO Corp.	2,400	28,893
	Core Corp.	800	10,109
	Corona Corp.	2,600	23,427
	Cosel Co., Ltd.	2,500	23,932
	Cosmo Energy Holdings Co., Ltd.	7,400	108,322
	Cota Co., Ltd.	1,464	18,337
#*	Create Restaurants Holdings, Inc.	9,000	47,099

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Creek & River Co., Ltd.	1,700	$16,281
	Cresco, Ltd.	1,800	20,750
	CTI Engineering Co., Ltd.	1,400	25,596
	CTS Co., Ltd.	3,200	27,982
	Curves Holdings Co., Ltd.	4,400	27,034
	Cybernet Systems Co., Ltd.	1,700	14,388
	Cybozu, Inc.	2,000	57,712
	Dai Nippon Toryo Co., Ltd.	3,400	31,603
	Daibiru Corp.	5,700	64,545
	Dai-Dan Co., Ltd.	1,500	36,764
	Daido Kogyo Co., Ltd.	900	5,192
	Daido Metal Co., Ltd.	5,500	26,664
	Daido Steel Co., Ltd.	3,800	124,451
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	9,249
	Daihen Corp.	2,200	85,081
	Daiho Corp.	2,400	77,114
	Daiichi Jitsugyo Co., Ltd.	1,000	35,591
	Daiichi Kensetsu Corp.	1,100	18,857
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	16,393
	Daiichikosho Co., Ltd.	1,100	37,639
	Daiken Corp.	1,400	26,222
	Daiken Medical Co., Ltd.	2,800	13,913
	Daiki Aluminium Industry Co., Ltd.	5,000	30,931
	Daikoku Denki Co., Ltd.	900	7,859
	Daikokutenbussan Co., Ltd.	800	43,523
	Daikyonishikawa Corp.	4,200	23,280
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	33,176
	Daiseki Co., Ltd.	3,730	94,950
	Daishi Hokuetsu Financial Group, Inc.	5,000	96,029
	Daito Bank, Ltd. (The)	1,000	5,677
	Daito Pharmaceutical Co., Ltd.	1,450	55,393
	Daitron Co., Ltd.	1,600	22,620
	Daiwa Industries, Ltd.	4,300	38,611
	Daiwabo Holdings Co., Ltd.	2,100	137,475
	DCM Holdings Co., Ltd.	12,800	158,601
#	Dear Life Co., Ltd.	5,600	20,234
	DeNA Co., Ltd.	3,300	56,305
	Densan System Co., Ltd.	600	19,939
	Denyo Co., Ltd.	2,000	44,651
	Dexerials Corp.	7,500	85,800
	Digital Arts, Inc.	1,000	70,670
	Digital Garage, Inc.	2,700	95,999
	Digital Hearts Holdings Co., Ltd.	1,200	11,367
	Digital Information Technologies Corp.	800	10,233
	Dip Corp.	2,900	55,719
	DKK Co., Ltd.	1,600	39,791
	DKS Co., Ltd.	700	28,923
#	DMG Mori Co., Ltd.	11,100	148,412
	Doshisha Co., Ltd.	2,900	53,361
	Doutor Nichires Holdings Co., Ltd.	3,112	43,686
	Dowa Holdings Co., Ltd.	3,300	94,442
	DTS Corp.	3,800	73,906
	Duskin Co., Ltd.	4,100	104,658
#	DyDo Group Holdings, Inc.	1,400	72,439
	Eagle Industry Co., Ltd.	4,100	32,617
	Earth Corp.	1,200	76,226
	Ebara Foods Industry, Inc.	800	17,536
	Ebara Jitsugyo Co., Ltd.	900	27,388
	Ebase Co., Ltd.	1,800	16,708

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Eco’s Co., Ltd.	800	$17,069
#	EDION Corp.	11,400	112,287
	EF-ON, Inc.	1,080	8,085
	eGuarantee, Inc.	2,300	51,222
*	E-Guardian, Inc.	1,100	33,325
	Ehime Bank, Ltd. (The)	4,800	51,449
	Eidai Co., Ltd.	3,000	8,653
	Eiken Chemical Co., Ltd.	3,200	61,220
	Eizo Corp.	2,000	75,489
	Elan Corp.	1,300	29,430
	Elecom Co., Ltd.	900	45,072
	Elematec Corp.	1,800	16,491
	Endo Lighting Corp.	1,700	9,729
	Enigmo, Inc.	2,600	34,860
	en-japan, Inc.	3,500	76,950
	Enplas Corp.	1,300	28,467
	EPS Holdings, Inc.	4,300	38,955
	eRex Co., Ltd.	2,300	25,768
	ES-Con Japan, Ltd.	3,600	29,248
	Escrow Agent Japan, Inc.	3,500	10,328
	Eslead Corp.	1,000	12,625
	ESPEC Corp.	2,400	38,827
	Exedy Corp.	4,200	52,949
	FALCO HOLDINGS Co., Ltd.	1,400	20,193
	FAN Communications, Inc.	6,200	27,765
	FCC Co., Ltd.	4,400	84,433
*	FDK Corp.	1,100	9,369
	Feed One Co., Ltd.	3,920	34,143
	Ferrotec Holdings Corp.	5,400	52,171
#*	FFRI Security, Inc.	400	10,941
	FIDEA Holdings Co., Ltd.	30,500	29,580
	Fields Corp.	3,000	9,329
	Financial Products Group Co., Ltd.	9,000	39,135
	FINDEX, Inc.	700	8,592
	First Bank of Toyama, Ltd. (The)	4,700	12,616
#	First Juken Co., Ltd.	900	8,488
	Fixstars Corp.	3,000	28,362
	FJ Next Co., Ltd.	1,300	11,437
	Focus Systems Corp.	1,700	14,377
	Foster Electric Co., Ltd.	3,400	39,114
	France Bed Holdings Co., Ltd.	3,800	30,665
	Freebit Co., Ltd.	2,000	16,397
	Freund Corp.	1,700	11,176
	F-Tech, Inc.	1,600	7,777
#	FTGroup Co., Ltd.	1,100	14,372
	Fudo Tetra Corp.	1,930	27,037
	Fuji Co., Ltd.	2,600	48,138
#	Fuji Corp.	7,500	150,780
	Fuji Corp.	800	15,910
	Fuji Corp., Ltd.	5,200	26,665
	Fuji Kyuko Co., Ltd.	800	34,317
*	Fuji Oil Co., Ltd.	8,300	14,603
	Fuji Pharma Co., Ltd.	2,000	22,235
	Fuji Seal International, Inc.	5,000	93,394
	Fuji Soft, Inc.	2,800	149,760
	Fujibo Holdings, Inc.	1,500	52,138
	Fujicco Co., Ltd.	2,200	42,164
#	Fujikura Composites, Inc.	1,100	3,570
	Fujikura Kasei Co., Ltd.	4,200	19,053

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Fujikura, Ltd.	29,700	$78,718
	Fujimori Kogyo Co., Ltd.	1,900	77,837
	Fujita Kanko, Inc.	800	11,601
	Fujitec Co., Ltd.	3,700	80,625
	Fujiya Co., Ltd.	500	11,116
	Fukuda Corp.	1,000	47,843
	Fukuda Denshi Co., Ltd.	600	40,563
	Fukui Bank, Ltd. (The)	3,300	59,026
	Fukui Computer Holdings, Inc.	900	27,578
	Fukushima Galilei Co., Ltd.	1,600	59,877
	Fukuyama Transporting Co., Ltd.	1,500	62,868
	FULLCAST Holdings Co., Ltd.	2,000	29,716
*	Funai Electric Co., Ltd.	3,600	15,026
	Funai Soken Holdings, Inc.	3,060	66,192
#	Furukawa Battery Co., Ltd. (The)	2,400	24,619
	Furukawa Co., Ltd.	4,100	42,407
	Furukawa Electric Co., Ltd.	8,400	210,507
	Furuno Electric Co., Ltd.	3,500	39,054
	Furusato Industries, Ltd.	1,600	20,216
	Furuya Metal Co., Ltd.	400	22,711
	Furyu Corp.	300	3,609
	Fuso Chemical Co., Ltd.	1,400	47,823
	Fuso Pharmaceutical Industries, Ltd.	1,100	27,760
	Futaba Corp.	5,300	45,133
	Futaba Industrial Co., Ltd.	8,700	43,920
	Future Corp.	2,900	49,642
	Fuyo General Lease Co., Ltd.	2,500	143,545
	G-7 Holdings, Inc.	1,000	22,973
	Gakken Holdings Co., Ltd.	2,000	27,017
#	Gakkyusha Co., Ltd.	1,000	10,191
	Gakujo Co., Ltd.	800	7,459
	GCA Corp.	2,900	18,156
	Gecoss Corp.	2,000	17,452
	Genki Sushi Co., Ltd.	800	17,241
	Genky DrugStores Co., Ltd.	1,000	41,182
	Geo Holdings Corp.	3,800	56,540
	Giken, Ltd.	1,300	46,043
	GL Sciences, Inc.	600	16,016
	GLOBERIDE, Inc.	1,000	32,751
	Glory, Ltd.	5,000	105,392
	GMO Financial Holdings, Inc.	4,400	25,298
	GMO GlobalSign Holdings K.K.	400	42,178
	Godo Steel, Ltd.	1,600	29,285
#	Goldcrest Co., Ltd.	2,590	33,093
	Golf Digest Online, Inc.	1,000	8,684
	Grace Technology, Inc.	800	43,597
	Gree, Inc.	13,200	68,832
#	Greens Co., Ltd.	1,000	4,335
	GS Yuasa Corp.	7,800	136,146
	G-Tekt Corp.	3,300	37,182
	Gun-Ei Chemical Industry Co., Ltd.	700	16,241
	GungHo Online Entertainment, Inc.	3,300	81,995
	Gunma Bank, Ltd. (The)	44,900	142,447
	Gunze, Ltd.	2,200	80,973
	H.U. Group Holdings, Inc.	5,800	147,565
	H2O Retailing Corp.	11,700	76,876
	HABA Laboratories, Inc.	400	15,889
	Hachijuni Bank, Ltd. (The)	17,500	64,629
#	Hagihara Industries, Inc.	1,400	19,963

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Hagiwara Electric Holdings Co., Ltd.	1,000	$20,645
	Hakudo Co., Ltd.	800	10,090
	Hakuto Co., Ltd.	2,500	26,302
	Halows Co., Ltd.	1,100	34,556
	Hamakyorex Co., Ltd.	2,200	62,419
#	Handsman Co., Ltd.	800	13,342
	Hanwa Co., Ltd.	4,500	87,245
	Happinet Corp.	2,800	37,489
#	Harima Chemicals Group, Inc.	2,500	25,804
	Hashimoto Sogyo Holdings Co., Ltd.	700	15,929
	Hazama Ando Corp.	19,410	120,587
	Heiwa Corp.	5,700	92,152
	Heiwa Real Estate Co., Ltd.	3,600	105,101
	Heiwado Co., Ltd.	3,600	73,096
	Hibiya Engineering, Ltd.	2,400	38,791
	Hiday Hidaka Corp.	592	9,649
#	HI-LEX Corp.	3,300	34,866
#	Hinokiya Group Co., Ltd.	9	176
	Hioki EE Corp.	1,100	38,786
	Hirakawa Hewtech Corp.	1,200	12,021
*	Hiramatsu, Inc.	2,300	4,055
#	Hirano Tecseed Co., Ltd.	1,700	25,309
	Hirogin Holdings, Inc.	29,500	160,558
	Hiroshima Gas Co., Ltd.	6,100	21,042
#*	HIS Co., Ltd.	3,900	52,592
	Hisaka Works, Ltd.	4,200	35,493
	Hitachi Zosen Corp.	16,500	66,450
	Hito Communications Holdings, Inc.	1,000	12,992
	Hochiki Corp.	1,700	19,790
	Hodogaya Chemical Co., Ltd.	800	35,585
	Hogy Medical Co., Ltd.	2,200	64,550
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	23,001
	Hokkaido Electric Power Co., Inc.	20,800	80,620
	Hokkaido Gas Co., Ltd.	1,600	22,839
	Hokkan Holdings, Ltd.	1,200	15,369
	Hokko Chemical Industry Co., Ltd.	3,300	31,422
	Hokkoku Bank, Ltd. (The)	3,000	85,370
	Hokuetsu Corp.	18,400	60,781
	Hokuetsu Industries Co., Ltd.	2,800	27,141
	Hokuhoku Financial Group, Inc.	16,100	152,779
	Hokuriku Electric Industry Co., Ltd.	400	3,600
	Hokuriku Electric Power Co.	20,400	145,494
	Hokuriku Electrical Construction Co., Ltd.	1,500	16,450
	Hokuto Corp.	2,800	58,888
	Honda Tsushin Kogyo Co., Ltd.	1,400	6,156
	H-One Co., Ltd.	4,000	21,918
	Honeys Holdings Co., Ltd.	2,670	24,777
#	Hoosiers Holdings	5,300	33,763
	Hosiden Corp.	7,500	66,491
	Hosokawa Micron Corp.	1,000	50,164
	Hotland Co., Ltd.	1,300	15,072
#	House Do Co., Ltd.	600	7,110
	Howa Machinery, Ltd.	2,200	16,751
	Hyakugo Bank, Ltd. (The)	30,400	93,095
	Hyakujushi Bank, Ltd. (The)	3,400	54,138
#	IBJ, Inc.	1,100	9,824
	Ichibanya Co., Ltd.	1,400	71,023
	Ichigo, Inc.	27,200	77,102
	Ichiken Co., Ltd.	700	10,832

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Ichikoh Industries, Ltd.	4,000	$17,450
	Ichimasa Kamaboko Co., Ltd.	1,100	10,971
	Ichinen Holdings Co., Ltd.	3,100	35,917
	Ichiyoshi Securities Co., Ltd.	7,100	28,394
	Icom, Inc.	1,500	39,091
#	ID Holdings Corp.	1,300	16,808
	IDEA Consultants, Inc.	500	8,802
	Idec Corp.	4,000	69,078
	IDOM, Inc.	8,500	46,523
	Ihara Science Corp.	1,200	19,030
	IHI Corp.	3,100	37,543
	Iino Kaiun Kaisha, Ltd.	10,400	35,805
	IJTT Co., Ltd.	2,100	9,426
#	Imagica Group, Inc.	2,700	9,816
	Imasen Electric Industrial	3,201	17,949
	Imuraya Group Co., Ltd.	1,100	25,093
	Inaba Denki Sangyo Co., Ltd.	5,200	125,182
	Inaba Seisakusho Co., Ltd.	1,700	21,733
	Inabata & Co., Ltd.	6,700	77,726
	Ines Corp.	3,600	51,401
#	I-Net Corp.	1,600	23,128
	Infocom Corp.	1,200	43,468
	Infomart Corp.	3,300	27,291
	Information Services International-Dentsu, Ltd.	1,100	69,077
	Innotech Corp.	2,400	21,668
	Insource Co., Ltd.	1,250	32,731
	Intage Holdings, Inc.	3,800	34,871
#	Inter Action Corp.	1,600	26,775
	Internet Initiative Japan, Inc.	1,600	71,585
#	Inui Global Logistics Co., Ltd.	2,525	21,968
	I-PEX, Inc.	1,400	24,904
	IR Japan Holdings, Ltd.	600	66,430
	Iriso Electronics Co., Ltd.	2,400	91,378
	I’rom Group Co., Ltd.	900	15,108
	Iseki & Co., Ltd.	3,200	41,237
	Isetan Mitsukoshi Holdings, Ltd.	18,000	87,663
	Ishihara Chemical Co., Ltd.	700	14,044
	Ishihara Sangyo Kaisha, Ltd.	4,400	28,578
	Itfor, Inc.	3,600	29,143
	ITmedia, Inc.	1,700	39,046
	Itochu Enex Co., Ltd.	6,800	63,970
	Itochu-Shokuhin Co., Ltd.	900	47,079
	Itoham Yonekyu Holdings, Inc.	11,000	73,645
	Itoki Corp.	4,500	14,629
*	Itokuro, Inc.	600	8,568
	IwaiCosmo Holdings, Inc.	2,900	35,333
#	Iwaki Co., Ltd.	1,300	10,427
	Iwasaki Electric Co., Ltd.	400	5,146
	Iwatani Corp.	3,500	158,804
*	Iwatsu Electric Co., Ltd.	300	2,409
	Iwatsuka Confectionery Co., Ltd.	500	17,500
	Iyo Bank, Ltd. (The)	21,400	134,304
	J Front Retailing Co., Ltd.	8,400	64,010
	J Trust Co., Ltd.	11,300	24,030
	JAC Recruitment Co., Ltd.	1,600	19,155
	Jaccs Co., Ltd.	3,500	61,123
	Jafco Group Co., Ltd.	3,900	176,381
	Jalux, Inc.	800	10,728
	Jamco Corp.	1,500	8,459

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Janome Sewing Machine Co., Ltd.	2,299	$12,593
#	Japan Asia Group, Ltd.	3,100	10,125
*	Japan Asset Marketing Co., Ltd.	22,400	23,967
	Japan Aviation Electronics Industry, Ltd.	5,000	68,857
	Japan Best Rescue System Co., Ltd.	1,200	11,475
	Japan Cash Machine Co., Ltd.	3,300	16,324
#*	Japan Display, Inc.	65,700	32,180
	Japan Elevator Service Holdings Co., Ltd.	1,700	65,341
	Japan Foundation Engineering Co., Ltd.	2,900	11,858
	Japan Investment Adviser Co., Ltd.	1,100	13,215
	Japan Lifeline Co., Ltd.	5,100	65,811
	Japan Material Co., Ltd.	5,400	69,778
	Japan Medical Dynamic Marketing, Inc.	1,870	39,465
	Japan Petroleum Exploration Co., Ltd.	4,700	74,316
#	Japan Property Management Center Co., Ltd.	900	11,616
	Japan Pulp & Paper Co., Ltd.	1,600	55,862
	Japan Securities Finance Co., Ltd.	13,500	63,591
	Japan Steel Works, Ltd. (The)	7,100	151,786
	Japan Transcity Corp.	3,000	14,011
	Japan Wool Textile Co., Ltd. (The)	6,000	58,285
	Jastec Co., Ltd.	1,200	16,346
	JBCC Holdings, Inc.	2,000	29,008
	JCU Corp.	2,500	78,521
	Jeol, Ltd.	3,400	108,366
#*	JIG-SAW, Inc.	300	20,590
	Jimoto Holdings, Inc.	2,110	18,725
	JINS Holdings, Inc.	1,100	79,722
	JK Holdings Co., Ltd.	2,500	18,634
	JMS Co., Ltd.	2,200	17,931
#	Joban Kosan Co., Ltd.	1,100	15,032
	J-Oil Mills, Inc.	1,100	38,855
	Joshin Denki Co., Ltd.	2,600	64,480
	Joyful Honda Co., Ltd.	1,000	15,556
	JP-Holdings, Inc.	6,800	19,456
	JSB Co., Ltd.	600	17,022
	JSP Corp.	1,900	27,048
	Juki Corp.	3,700	15,684
	Juroku Bank, Ltd. (The)	4,100	75,206
	JVCKenwood Corp.	30,770	41,631
	K&O Energy Group, Inc.	2,300	31,675
	Kadokawa Corp.	2,669	81,170
	Kadoya Sesame Mills, Inc.	400	14,828
	Kaga Electronics Co., Ltd.	1,900	36,740
	Kaken Pharmaceutical Co., Ltd.	900	35,447
	Kakiyasu Honten Co., Ltd.	1,100	26,152
	Kamakura Shinsho, Ltd.	2,800	27,699
	Kameda Seika Co., Ltd.	1,200	54,336
	Kamei Corp.	3,600	36,361
	Kanaden Corp.	1,900	25,338
	Kanagawa Chuo Kotsu Co., Ltd.	800	29,446
#	Kanamoto Co., Ltd.	4,200	86,645
	Kandenko Co., Ltd.	10,100	75,793
	Kaneka Corp.	5,900	165,107
	Kaneko Seeds Co., Ltd.	900	13,042
	Kanematsu Corp.	8,305	98,475
	Kanematsu Electronics, Ltd.	1,100	44,467
	Kansai Mirai Financial Group, Inc.	12,000	43,740
	Kansai Super Market, Ltd.	1,800	20,681
	Kanto Denka Kogyo Co., Ltd.	6,400	43,188

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kasai Kogyo Co., Ltd.	3,100	$10,291
	Katakura Industries Co., Ltd.	2,700	29,843
	Katitas Co., Ltd.	1,300	36,882
	Kato Sangyo Co., Ltd.	2,900	96,355
	Kato Works Co., Ltd.	1,600	15,544
	KAWADA TECHNOLOGIES, Inc.	600	25,048
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	30,552
*	Kawasaki Heavy Industries, Ltd.	9,000	107,524
*	Kawasaki Kisen Kaisha, Ltd.	6,300	76,986
	KeePer Technical Laboratory Co., Ltd.	1,600	22,716
	Keihanshin Building Co., Ltd.	4,100	74,360
	Keiyo Bank, Ltd. (The)	14,800	66,646
	Keiyo Co., Ltd.	6,700	50,787
	Kenedix, Inc.	24,500	126,961
	Kenko Mayonnaise Co., Ltd.	2,000	33,698
	KFC Holdings Japan, Ltd.	1,400	33,499
	KH Neochem Co., Ltd.	4,000	93,601
#	King Jim Co., Ltd.	3,000	25,145
	Kintetsu Department Store Co., Ltd.	1,100	33,676
	Kintetsu World Express, Inc.	4,100	87,158
	Kirindo Holdings Co., Ltd.	900	30,092
	Kissei Pharmaceutical Co., Ltd.	4,200	82,652
#	Ki-Star Real Estate Co., Ltd.	1,100	27,267
	Kitagawa Corp.	1,600	19,797
	Kita-Nippon Bank, Ltd. (The)	1,000	18,233
	Kitano Construction Corp.	700	16,971
#	Kitanotatsujin Corp.	7,800	36,339
	Kito Corp.	2,700	33,291
	Kitz Corp.	10,600	57,366
	Kiyo Bank, Ltd. (The)	7,900	118,047
*	KLab, Inc.	4,100	33,010
	Koa Corp.	3,500	43,440
	Koatsu Gas Kogyo Co., Ltd.	3,600	26,384
*	Kobe Electric Railway Co., Ltd.	899	30,883
*	Kobe Steel, Ltd.	42,500	165,938
	Kohnan Shoji Co., Ltd.	2,300	78,536
	Kohsoku Corp.	1,300	18,352
	Koike Sanso Kogyo Co., Ltd.	400	8,871
	Kojima Co., Ltd.	5,300	35,113
	Kokusai Pulp & Paper Co., Ltd.	3,900	9,412
	Kokuyo Co., Ltd.	8,900	120,930
#	Komatsu Matere Co., Ltd.	4,000	32,448
	Komatsu Wall Industry Co., Ltd.	1,200	19,507
	KOMEDA Holdings Co., Ltd.	3,900	68,931
	Komehyo Holdings Co., Ltd.	800	5,482
	Komeri Co., Ltd.	3,900	114,823
	Komori Corp.	7,500	48,155
	Konaka Co., Ltd.	1,760	4,412
	Kondotec, Inc.	2,900	28,011
	Konica Minolta, Inc.	55,200	140,637
	Konishi Co., Ltd.	4,000	58,168
	Konoike Transport Co., Ltd.	2,900	30,318
	Koshidaka Holdings Co., Ltd.	4,400	16,460
	Kotobuki Spirits Co., Ltd.	2,100	97,374
	Kourakuen Holdings Corp.	1,000	15,583
	Kozo Keikaku Engineering, Inc.	500	11,869
	Krosaki Harima Corp.	800	21,681
	KRS Corp.	1,000	15,719
	KU Holdings Co., Ltd.	2,400	17,771

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Kumagai Gumi Co., Ltd.	4,400	$101,698
	Kumiai Chemical Industry Co., Ltd.	5,967	57,366
	Kura Sushi, Inc.	200	12,062
	Kurabo Industries, Ltd.	1,800	32,404
	Kureha Corp.	2,300	97,636
	Kurimoto, Ltd.	2,000	35,287
	Kuriyama Holdings Corp.	1,000	5,427
*	KYB Corp.	3,100	64,099
	Kyoden Co., Ltd.	1,800	5,142
	Kyodo Printing Co., Ltd.	900	21,110
	Kyoei Steel, Ltd.	2,900	36,512
#	Kyokuto Boeki Kaisha, Ltd.	800	10,204
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	46,878
	Kyokuto Securities Co., Ltd.	2,600	16,867
	Kyokuyo Co., Ltd.	1,100	28,748
#	KYORIN Holdings, Inc.	4,500	81,379
	Kyoritsu Maintenance Co., Ltd.	1,300	46,514
	Kyosan Electric Manufacturing Co., Ltd.	5,000	19,846
	Kyowa Electronic Instruments Co., Ltd.	5,600	22,981
	Kyowa Leather Cloth Co., Ltd.	900	5,382
	Kyushu Financial Group, Inc.	30,300	141,729
#	LAC Co., Ltd.	2,400	28,077
	Lacto Japan Co., Ltd.	400	12,227
	LEC, Inc.	3,100	43,780
*	LIFULL Co., Ltd.	8,200	30,825
	Like Co., Ltd.	1,600	32,711
	Linical Co., Ltd.	1,600	11,346
#	Link And Motivation, Inc.	3,900	14,782
	Lintec Corp.	5,200	115,273
*	Litalico, Inc.	400	10,556
*	M&A Capital Partners Co., Ltd.	1,200	54,309
	Macnica Fuji Electronics Holdings, Inc.	6,399	114,438
	Macromill, Inc.	5,600	34,771
	Maeda Corp.	19,200	138,243
	Maeda Kosen Co., Ltd.	1,900	50,437
	Maeda Road Construction Co., Ltd.	2,300	38,341
	Maezawa Kasei Industries Co., Ltd.	2,100	19,666
	Maezawa Kyuso Industries Co., Ltd.	1,200	25,741
	Makino Milling Machine Co., Ltd.	3,200	110,145
	Mandom Corp.	2,100	31,282
	MarkLines Co., Ltd.	1,500	32,416
	Mars Group Holdings Corp.	1,800	27,630
#	Marubun Corp.	1,900	8,808
	Marudai Food Co., Ltd.	2,600	40,831
	Maruha Nichiro Corp.	4,652	97,447
	Maruka Corp.	800	16,204
	Marusan Securities Co., Ltd.	9,700	43,374
	Maruwa Co., Ltd.	1,000	104,028
	Maruzen CHI Holdings Co., Ltd.	400	1,403
	Maruzen Co., Ltd.	1,400	23,284
	Maruzen Showa Unyu Co., Ltd.	1,600	46,905
	Marvelous, Inc.	3,300	24,794
	Matching Service Japan Co., Ltd.	600	4,461
	Matsuda Sangyo Co., Ltd.	2,725	37,470
	Matsui Construction Co., Ltd.	3,400	22,257
	Matsuoka Corp.	700	14,928
	Matsuyafoods Holdings Co., Ltd.	800	26,389
	Max Co., Ltd.	4,000	55,931
*	Maxell Holdings, Ltd.	6,500	67,955

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Maxvalu Tokai Co., Ltd.	1,200	$29,912
	MCJ Co., Ltd.	7,400	68,198
	MEC Co., Ltd.	2,100	42,241
	Media Do Co., Ltd.	900	63,647
*	Medical Data Vision Co., Ltd.	1,200	28,181
	Medical System Network Co., Ltd.	2,400	10,539
	Megachips Corp.	1,400	37,243
	Megmilk Snow Brand Co., Ltd.	5,100	110,513
	Meidensha Corp.	4,600	70,339
	Meiji Electric Industries Co., Ltd.	1,400	17,707
	Meiko Electronics Co., Ltd.	2,400	41,185
	Meiko Network Japan Co., Ltd.	2,600	15,042
	Meisei Industrial Co., Ltd.	5,000	38,502
	Meitec Corp.	2,300	114,023
	Meito Sangyo Co., Ltd.	1,200	15,968
	Meiwa Corp.	4,100	16,125
	Melco Holdings, Inc.	900	23,291
	Members Co., Ltd.	1,500	25,586
	Menicon Co., Ltd.	1,700	120,033
*	Metaps, Inc.	800	7,243
	METAWATER Co., Ltd.	2,600	60,957
	Michinoku Bank, Ltd. (The)	2,400	26,429
	Mie Kotsu Group Holdings, Inc.	5,900	25,695
	Mikuni Corp.	2,700	6,638
	Milbon Co., Ltd.	2,500	128,266
*	Mimaki Engineering Co., Ltd.	1,900	7,412
	Mimasu Semiconductor Industry Co., Ltd.	2,619	61,571
#	Ministop Co., Ltd.	1,800	22,513
	Miraial Co., Ltd.	1,100	12,842
	Mirait Holdings Corp.	9,000	128,125
	Miroku Jyoho Service Co., Ltd.	1,600	32,407
	Mitani Corp.	1,200	75,666
	Mitani Sangyo Co., Ltd.	3,900	16,025
	Mitani Sekisan Co., Ltd.	1,500	67,650
#	Mito Securities Co., Ltd.	10,500	21,866
*	Mitsuba Corp.	5,000	18,256
	Mitsubishi Kakoki Kaisha, Ltd.	1,000	18,512
	Mitsubishi Logisnext Co., Ltd.	4,000	33,762
	Mitsubishi Paper Mills, Ltd.	6,500	19,386
	Mitsubishi Pencil Co., Ltd.	4,000	51,493
	Mitsubishi Research Institute, Inc.	1,100	39,882
	Mitsubishi Shokuhin Co., Ltd.	1,900	49,518
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	11,366
	Mitsuboshi Belting, Ltd.	3,500	54,791
*	Mitsui E&S Holdings Co., Ltd.	10,000	31,665
	Mitsui High-Tec, Inc.	3,300	67,242
	Mitsui Matsushima Holdings Co., Ltd.	2,000	13,029
	Mitsui Mining & Smelting Co., Ltd.	6,900	174,173
	Mitsui Sugar Co., Ltd.	2,400	41,723
	Mitsui-Soko Holdings Co., Ltd.	2,900	51,189
	Mitsuuroko Group Holdings Co., Ltd.	4,400	52,658
	Mixi, Inc.	3,000	82,563
	Miyaji Engineering Group, Inc.	900	14,535
	Miyazaki Bank, Ltd. (The)	2,000	43,149
	Miyoshi Oil & Fat Co., Ltd.	1,100	12,093
	Mizuho Leasing Co., Ltd.	2,900	73,926
	Mizuno Corp.	2,500	41,820
	Mochida Pharmaceutical Co., Ltd.	200	7,303
	Modec, Inc.	2,300	33,410

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Monex Group, Inc.	18,400	$44,238
	Monogatari Corp. (The)	600	61,315
	MORESCO Corp.	1,100	10,186
	Morinaga & Co., Ltd.	1,400	53,193
	Morinaga Milk Industry Co., Ltd.	1,800	86,783
	Moriroku Holdings Co., Ltd.	900	15,695
	Morita Holdings Corp.	3,900	71,296
	Morito Co., Ltd.	2,600	16,516
	Morozoff, Ltd.	300	16,268
	Mory Industries, Inc.	900	20,371
#	MrMax Holdings, Ltd.	4,600	33,693
	MTI, Ltd.	4,500	39,714
	Mugen Estate Co., Ltd.	1,600	7,240
	Murakami Corp.	1,000	24,793
	Musashi Seimitsu Industry Co., Ltd.	6,400	66,898
	Musashino Bank, Ltd. (The)	4,100	60,788
	N Field Co., Ltd.	1,000	6,400
	NAC Co., Ltd.	1,100	9,481
	Nachi-Fujikoshi Corp.	1,700	67,384
	Nafco Co., Ltd.	2,100	46,175
	Nagano Bank, Ltd. (The)	1,300	17,477
	Nagano Keiki Co., Ltd.	2,100	15,458
	Nagase & Co., Ltd.	12,800	166,914
	Nagatanien Holdings Co., Ltd.	1,000	21,217
	Nagawa Co., Ltd.	400	28,032
	Nakabayashi Co., Ltd.	3,300	19,344
	Nakamuraya Co., Ltd.	600	22,937
	Nakanishi, Inc.	3,600	64,242
	Nakayama Steel Works, Ltd.	3,500	11,727
	Namura Shipbuilding Co., Ltd.	7,996	11,299
	Nanto Bank, Ltd. (The)	4,000	70,977
	Natori Co., Ltd.	700	13,316
	NEC Capital Solutions, Ltd.	900	15,291
	Neturen Co., Ltd.	3,800	17,433
	New Art Holdings Co., Ltd.	1,000	5,997
	Nextage Co., Ltd.	2,900	34,812
	NF Holdings Corp.	600	10,576
	NHK Spring Co., Ltd.	26,100	157,817
#	Nichia Steel Works, Ltd.	4,000	10,723
	Nichias Corp.	6,100	132,116
	Nichiban Co., Ltd.	1,500	23,497
	Nichicon Corp.	5,900	47,771
	Nichiden Corp.	1,800	37,393
	Nichiha Corp.	2,700	78,676
	Nichi-iko Pharmaceutical Co., Ltd.	5,950	58,907
	Nichireki Co., Ltd.	3,900	62,894
	Nichirin Co., Ltd.	1,430	18,952
	Nihon Chouzai Co., Ltd.	1,400	22,619
*	Nihon Dempa Kogyo Co., Ltd.	600	2,302
	Nihon Dengi Co., Ltd.	600	19,434
	Nihon Flush Co., Ltd.	3,200	41,267
#	Nihon House Holdings Co., Ltd.	5,600	12,567
#	Nihon Kagaku Sangyo Co., Ltd.	1,900	19,106
#	Nihon Nohyaku Co., Ltd.	6,100	28,150
	Nihon Parkerizing Co., Ltd.	9,800	96,580
	Nihon Plast Co., Ltd.	1,700	6,616
	Nihon Tokushu Toryo Co., Ltd.	1,400	12,487
#	Nihon Yamamura Glass Co., Ltd.	800	6,435
	Nikkiso Co., Ltd.	7,400	70,948

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nikko Co., Ltd.	2,500	$16,007
	Nikkon Holdings Co., Ltd.	6,100	116,746
	Nippon Air Conditioning Services Co., Ltd.	2,700	18,860
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	29,739
	Nippon Carbide Industries Co., Inc.	1,100	12,613
	Nippon Carbon Co., Ltd.	1,100	38,300
	Nippon Chemical Industrial Co., Ltd.	1,300	29,877
*	Nippon Chemi-Con Corp.	2,000	25,579
	Nippon Coke & Engineering Co., Ltd.	12,500	7,792
	Nippon Commercial Development Co., Ltd.	1,600	25,898
#	Nippon Concrete Industries Co., Ltd.	8,400	25,662
*	Nippon Denko Co., Ltd.	15,100	35,571
	Nippon Densetsu Kogyo Co., Ltd.	3,700	71,693
	Nippon Electric Glass Co., Ltd.	10,700	210,447
#	Nippon Fine Chemical Co., Ltd.	1,900	27,266
	Nippon Flour Mills Co., Ltd.	5,200	83,407
	Nippon Gas Co., Ltd.	3,300	157,399
	Nippon Hume Corp.	3,300	25,379
	Nippon Kayaku Co., Ltd.	12,400	106,711
	Nippon Kodoshi Corp.	400	6,768
	Nippon Koei Co., Ltd.	1,700	44,817
	Nippon Light Metal Holdings Co., Ltd.	7,180	113,404
	Nippon Paper Industries Co., Ltd.	10,700	120,832
	Nippon Parking Development Co., Ltd., Class C	23,500	28,812
	Nippon Pillar Packing Co., Ltd.	2,900	39,528
	Nippon Piston Ring Co., Ltd.	700	6,453
	Nippon Rietec Co., Ltd.	800	17,458
	Nippon Road Co., Ltd. (The)	1,000	72,641
	Nippon Seiki Co., Ltd.	5,800	65,382
	Nippon Seisen Co., Ltd.	500	15,170
*	Nippon Sharyo, Ltd.	1,200	27,402
#*	Nippon Sheet Glass Co., Ltd.	13,200	45,893
	Nippon Signal Co., Ltd.	7,000	60,962
	Nippon Soda Co., Ltd.	3,200	83,977
	Nippon Steel Trading Corp.	2,048	58,375
	Nippon Suisan Kaisha, Ltd.	33,100	127,508
	Nippon Systemware Co., Ltd.	1,200	23,621
	Nippon Thompson Co., Ltd.	11,800	39,324
	Nippon Yakin Kogyo Co., Ltd.	1,660	23,896
	Nipro Corp.	11,200	117,848
	Nishikawa Rubber Co., Ltd.	1,900	24,397
	Nishimatsu Construction Co., Ltd.	7,000	135,975
	Nishimatsuya Chain Co., Ltd.	3,800	61,792
	Nishimoto Co., Ltd.	700	12,523
	Nishi-Nippon Financial Holdings, Inc.	17,000	115,164
	Nishi-Nippon Railroad Co., Ltd.	2,600	68,696
	Nishio Rent All Co., Ltd.	2,100	40,757
	Nissan Shatai Co., Ltd.	7,700	65,017
	Nissei ASB Machine Co., Ltd.	1,000	38,929
	Nissei Corp.	400	4,580
	Nissei Plastic Industrial Co., Ltd.	1,400	11,308
	Nissha Co., Ltd.	6,100	71,820
	Nisshin Group Holdings Co., Ltd.	5,400	20,340
	Nisshin Oillio Group, Ltd. (The)	3,100	89,109
	Nisshinbo Holdings, Inc.	20,036	133,541
	Nissin Corp.	2,200	30,798
	Nissin Electric Co., Ltd.	6,100	61,067
	Nissin Sugar Co., Ltd.	2,100	36,587
	Nissui Pharmaceutical Co., Ltd.	1,400	13,321

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nitta Corp.	3,100	$65,367
	Nitta Gelatin, Inc.	2,000	12,996
	Nittetsu Mining Co., Ltd.	800	34,640
	Nitto Boseki Co., Ltd.	300	11,018
	Nitto Fuji Flour Milling Co., Ltd.	200	12,597
	Nitto Kogyo Corp.	3,700	68,349
	Nitto Kohki Co., Ltd.	1,300	21,601
	Nitto Seiko Co., Ltd.	6,200	26,902
	Nittoc Construction Co., Ltd.	3,500	26,676
	NJS Co., Ltd.	700	12,523
	Noda Corp.	800	5,326
#	Noevir Holdings Co., Ltd.	1,900	84,827
	Nohmi Bosai, Ltd.	2,800	60,619
	Nojima Corp.	3,100	87,002
	Nomura Co., Ltd.	7,600	49,078
	Noritake Co., Ltd.	1,400	41,184
	Noritsu Koki Co., Ltd.	2,700	49,976
	Noritz Corp.	3,900	56,869
	North Pacific Bank, Ltd.	32,300	68,351
#	NS Tool Co., Ltd.	1,000	21,464
	NS United Kaiun Kaisha, Ltd.	1,500	20,352
	NSD Co., Ltd.	6,160	108,198
*	NTN Corp.	61,600	114,249
*	OAK Capital Corp.	5,200	4,697
	Obara Group, Inc.	1,600	55,527
	Oenon Holdings, Inc.	5,000	19,327
	Ogaki Kyoritsu Bank, Ltd. (The)	4,700	104,849
#*	Ohara, Inc.	700	8,290
	Ohashi Technica, Inc.	1,700	22,709
	Ohba Co., Ltd.	1,400	9,675
	Ohmoto Gumi Co., Ltd.	300	12,539
	Ohsho Food Service Corp.	1,200	66,013
	Oiles Corp.	3,673	51,294
*	Oisix ra daichi, Inc.	1,900	59,236
	Oita Bank, Ltd. (The)	1,600	36,951
	Okabe Co., Ltd.	4,000	30,266
	Okamoto Industries, Inc.	1,200	49,399
	Okamoto Machine Tool Works, Ltd.	300	6,493
	Okamura Corp.	7,300	55,750
	Okasan Securities Group, Inc.	23,000	75,160
	Oki Electric Industry Co., Ltd.	9,800	90,981
	Okinawa Cellular Telephone Co.	1,500	60,069
	Okinawa Electric Power Co., Inc. (The)	5,625	82,078
	OKUMA Corp.	2,900	140,760
	Okumura Corp.	3,800	88,030
	Okura Industrial Co., Ltd.	1,400	23,271
	Okuwa Co., Ltd.	3,000	40,188
	Onoken Co., Ltd.	2,900	32,288
	Onward Holdings Co., Ltd.	18,500	36,227
#*	Open Door, Inc.	900	10,261
	Optex Group Co., Ltd.	3,300	49,173
*	Optim Corp.	1,200	33,652
	Organo Corp.	800	41,837
	Orient Corp.	12,900	14,315
	Origin Co., Ltd.	600	7,830
#	Oro Co., Ltd.	700	21,536
	Osaka Organic Chemical Industry, Ltd.	2,400	63,260
	Osaka Soda Co., Ltd.	2,000	47,642
	Osaka Steel Co., Ltd.	1,500	16,110

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	OSAKA Titanium Technologies Co., Ltd.	3,300	$24,324
	Osaki Electric Co., Ltd.	6,000	36,196
	OSG Corp.	8,600	128,837
	OSJB Holdings Corp.	18,400	42,164
	OUG Holdings, Inc.	500	13,623
	Outsourcing, Inc.	12,300	114,070
	Oyo Corp.	2,700	30,996
#	Ozu Corp.	600	10,307
	Pacific Industrial Co., Ltd.	6,100	61,261
#	Pacific Metals Co., Ltd.	2,700	41,699
	Pack Corp. (The)	1,400	39,339
	PAL GROUP Holdings Co., Ltd.	2,800	32,574
	Paramount Bed Holdings Co., Ltd.	2,000	77,056
	Pasona Group, Inc.	2,300	35,218
	PC Depot Corp.	5,160	31,489
#	PCA Corp.	300	13,482
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	6,802
	Penta-Ocean Construction Co., Ltd.	29,400	186,431
	Pickles Corp.	1,200	32,247
	Pilot Corp.	2,500	69,734
	Piolax, Inc.	3,900	57,211
	Poletowin Pitcrew Holdings, Inc.	3,400	29,620
	Premium Group Co., Ltd.	1,600	30,358
	Press Kogyo Co., Ltd.	9,000	23,951
	Pressance Corp.	3,600	49,112
	Prestige International, Inc.	9,600	81,694
	Prima Meat Packers, Ltd.	3,000	85,599
	Pronexus, Inc.	2,300	23,926
	Prospect Co., Ltd.	44,000	14,798
	Proto Corp.	2,000	21,539
	PS Mitsubishi Construction Co., Ltd.	3,600	19,433
	Punch Industry Co., Ltd.	2,600	10,922
*	QB Net Holdings Co., Ltd.	700	10,280
	Qol Holdings Co., Ltd.	2,600	28,357
	Quick Co., Ltd.	1,500	14,673
	Raito Kogyo Co., Ltd.	4,700	66,659
	Raiznext Corp.	5,600	64,898
	Rakus Co., Ltd.	1,900	37,338
	Rasa Corp.	1,400	11,856
	Rasa Industries, Ltd.	800	15,138
	Raysum Co., Ltd.	1,900	17,240
	Relia, Inc.	4,800	54,616
	Renaissance, Inc.	1,600	11,476
*	RENOVA, Inc.	3,400	54,226
	Resorttrust, Inc.	10,200	143,654
	Restar Holdings Corp.	2,800	59,979
	Retail Partners Co., Ltd.	2,000	26,906
	Rheon Automatic Machinery Co., Ltd.	2,000	19,410
	Ricoh Leasing Co., Ltd.	1,900	50,951
#	Ride On Express Holdings Co., Ltd.	1,200	25,981
*	Right On Co., Ltd.	1,500	8,856
	Riken Corp.	1,300	30,918
	Riken Keiki Co., Ltd.	2,000	51,714
	Riken Technos Corp.	5,600	21,361
	Riken Vitamin Co., Ltd.	2,200	32,481
	Rion Co., Ltd.	1,400	30,130
	Riso Kagaku Corp.	2,300	27,615
	Riso Kyoiku Co., Ltd.	10,600	30,984
#	Rock Field Co., Ltd.	2,100	28,606

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Rokko Butter Co., Ltd.	1,700	$27,677
	Roland DG Corp.	1,800	22,144
	Rorze Corp.	1,400	62,353
#	Round One Corp.	7,800	61,263
	Royal Holdings Co., Ltd.	3,900	66,269
#*	Rozetta Corp.	700	13,376
	RS Technologies Co., Ltd.	1,200	40,471
	Ryobi, Ltd.	3,200	34,590
	Ryoden Corp.	2,300	33,762
	Ryosan Co., Ltd.	2,400	44,399
	Ryoyo Electro Corp.	1,800	49,651
	S Foods, Inc.	2,000	66,611
	S&B Foods, Inc.	600	25,927
	Sac’s Bar Holdings, Inc.	3,250	16,860
	Sagami Rubber Industries Co., Ltd.	1,000	11,288
	Saibu Gas Co., Ltd.	3,600	86,561
	Saizeriya Co., Ltd.	3,300	57,280
	Sakai Chemical Industry Co., Ltd.	1,400	25,914
	Sakai Heavy Industries, Ltd.	600	13,684
	Sakai Moving Service Co., Ltd.	1,100	49,659
	Sakai Ovex Co., Ltd.	800	14,248
	Sakata INX Corp.	5,200	54,171
	Sakura Internet, Inc.	1,700	12,228
	Sala Corp.	9,800	54,930
	SAMTY Co., Ltd.	3,600	57,034
	San Holdings, Inc.	800	8,850
	San ju San Financial Group, Inc.	2,700	33,738
	San-A Co., Ltd.	2,000	83,301
	San-Ai Oil Co., Ltd.	7,700	77,636
*	Sanden Holdings Corp.	3,000	9,999
	Sanei Architecture Planning Co., Ltd.	1,300	21,425
	Sangetsu Corp.	5,600	80,706
	San-In Godo Bank, Ltd. (The)	18,100	91,095
*	Sanix, Inc.	2,800	6,591
	Sanken Electric Co., Ltd.	3,000	96,043
	Sanki Engineering Co., Ltd.	5,000	54,208
	Sankyo Co., Ltd.	2,500	63,718
	Sankyo Frontier Co., Ltd.	600	22,439
	Sankyo Seiko Co., Ltd.	4,000	16,073
	Sankyo Tateyama, Inc.	2,800	24,861
	Sanoh Industrial Co., Ltd.	3,000	17,375
#	Sansei Technologies, Inc.	1,200	6,816
#	Sansha Electric Manufacturing Co., Ltd.	800	4,590
	Sanshin Electronics Co., Ltd.	2,000	38,681
	Sanwa Holdings Corp.	2,500	28,517
	Sanyo Chemical Industries, Ltd.	1,600	67,805
	Sanyo Denki Co., Ltd.	1,000	44,085
	Sanyo Electric Railway Co., Ltd.	2,000	39,305
	Sanyo Shokai, Ltd.	2,500	11,843
*	Sanyo Special Steel Co., Ltd.	3,000	29,415
	Sanyo Trading Co., Ltd.	2,600	23,932
	Sapporo Holdings, Ltd.	7,300	119,201
	Sato Holdings Corp.	2,700	51,412
	Sato Shoji Corp.	2,600	22,982
#	Satori Electric Co., Ltd.	2,600	19,092
#	Sawada Holdings Co., Ltd.	3,300	28,882
*	Saxa Holdings, Inc.	400	5,308
	SB Technology Corp.	700	23,867
*	SBI Insurance Group Co., Ltd.	1,200	15,727

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	SBS Holdings, Inc.	2,300	$52,420
#	Scala, Inc.	1,600	13,785
#	Scroll Corp.	2,300	17,688
#	SEC Carbon, Ltd.	200	10,768
	Secom Joshinetsu Co., Ltd.	945	30,782
#	Seed Co., Ltd.	1,500	8,736
	Seika Corp.	1,600	19,215
	Seikagaku Corp.	5,200	47,821
#	Seikitokyu Kogyo Co., Ltd.	5,600	41,583
	Seiko Holdings Corp.	3,300	41,566
	Seiko PMC Corp.	800	5,016
	Seiren Co., Ltd.	5,800	91,918
	Sekisui Jushi Corp.	3,700	74,714
	Sekisui Kasei Co., Ltd.	3,500	18,678
	Senko Group Holdings Co., Ltd.	12,400	110,894
	Senshu Electric Co., Ltd.	1,200	33,287
	Senshu Ikeda Holdings, Inc.	29,200	44,619
	Senshukai Co., Ltd.	3,000	10,245
	Shibaura Electronics Co., Ltd.	700	15,474
	Shibaura Machine Co., Ltd.	2,300	45,901
	Shibaura Mechatronics Corp.	400	11,542
	Shibusawa Warehouse Co., Ltd. (The)	1,200	22,857
	Shibuya Corp.	2,000	61,944
*	SHIFT, Inc.	200	25,382
	Shiga Bank, Ltd. (The)	4,799	103,638
	Shikibo, Ltd.	900	7,960
	Shikoku Bank, Ltd. (The)	5,400	36,921
	Shikoku Chemicals Corp.	4,600	50,668
	Shikoku Electric Power Co., Inc.	16,000	114,999
	Shima Seiki Manufacturing, Ltd.	3,700	54,961
	Shimachu Co., Ltd.	4,800	253,714
	Shimizu Bank, Ltd. (The)	1,100	17,470
	Shimojima Co., Ltd.	1,200	15,331
	Shin Nippon Air Technologies Co., Ltd.	600	12,137
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	20,477
	Shinagawa Refractories Co., Ltd.	1,200	24,952
	Shindengen Electric Manufacturing Co., Ltd.	1,400	26,681
	Shin-Etsu Polymer Co., Ltd.	5,000	44,518
#	Shin-Keisei Electric Railway Co., Ltd.	900	19,099
	Shinko Electric Industries Co., Ltd.	1,700	29,658
	Shinko Shoji Co., Ltd.	5,200	42,983
	Shinmaywa Industries, Ltd.	8,000	62,093
	Shinnihon Corp.	3,400	28,380
	Shinoken Group Co., Ltd.	3,900	38,702
	Shinsho Corp.	1,000	17,000
	Shinwa Co., Ltd.	900	16,239
	Shinwa Co., Ltd.	1,700	11,760
	Shizuki Electric Co., Inc.	1,600	6,928
	Shizuoka Gas Co., Ltd.	7,200	63,318
	Shoei Co., Ltd.	2,600	79,177
#	Shoei Foods Corp.	1,700	61,705
	Shofu, Inc.	1,000	14,276
	Showa Sangyo Co., Ltd.	2,000	61,750
	SIGMAXYZ, Inc.	1,700	24,814
	Siix Corp.	5,000	59,250
	Sinanen Holdings Co., Ltd.	1,300	37,685
	Sinfonia Technology Co., Ltd.	3,599	39,163
	Sinko Industries, Ltd.	2,400	33,664
	Sintokogio, Ltd.	5,338	36,838

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
*	SK-Electronics Co., Ltd.	1,300	$13,864
	SKY Perfect JSAT Holdings, Inc.	17,800	75,988
	SMK Corp.	500	12,738
	Snow Peak, Inc.	1,600	28,320
#	SNT Corp.	3,900	7,230
	Soda Nikka Co., Ltd.	3,100	15,831
	Sodick Co., Ltd.	5,800	43,044
	Soft99 Corp.	2,300	22,154
	Softbrain Co., Ltd.	2,100	17,507
#	Softcreate Holdings Corp.	900	39,531
	Software Service, Inc.	400	43,099
#	Soiken Holdings, Inc.	2,200	17,907
	Soken Chemical & Engineering Co., Ltd.	800	10,808
	Solasto Corp.	5,000	61,036
	Soliton Systems K.K.	1,500	27,188
	Sotoh Co., Ltd.	600	5,447
	Space Co., Ltd.	880	6,506
	Space Value Holdings Co., Ltd.	4,700	25,366
	Sparx Group Co., Ltd.	11,800	25,462
	SPK Corp.	1,000	11,685
	S-Pool, Inc.	4,300	29,094
	SRA Holdings	1,000	21,742
	ST Corp.	2,100	40,200
	St Marc Holdings Co., Ltd.	1,700	24,230
	Star Mica Holdings Co., Ltd.	1,800	24,257
	Star Micronics Co., Ltd.	4,000	53,712
	Starts Corp., Inc.	3,200	74,432
	Starzen Co., Ltd.	1,000	37,220
	Stella Chemifa Corp.	1,500	41,994
	Step Co., Ltd.	1,500	20,863
	Strike Co., Ltd.	600	32,232
	Studio Alice Co., Ltd.	1,100	20,298
#	Subaru Enterprise Co., Ltd.	200	15,217
	Sugimoto & Co., Ltd.	1,500	29,295
	Sumida Corp.	2,400	18,836
	Suminoe Textile Co., Ltd.	900	16,909
	Sumitomo Bakelite Co., Ltd.	4,400	124,533
	Sumitomo Densetsu Co., Ltd.	2,200	52,397
	Sumitomo Mitsui Construction Co., Ltd.	18,992	73,298
	Sumitomo Osaka Cement Co., Ltd.	4,500	136,861
*	Sumitomo Precision Products Co., Ltd.	600	11,069
	Sumitomo Riko Co., Ltd.	5,000	25,505
	Sumitomo Seika Chemicals Co., Ltd.	900	28,650
	Sumitomo Warehouse Co., Ltd. (The)	8,100	94,745
	Sun Frontier Fudousan Co., Ltd.	3,700	29,741
	Suncall Corp.	1,500	5,980
	Sun-Wa Technos Corp.	1,500	12,311
	Suruga Bank, Ltd.	14,300	46,700
	Suzuki Co., Ltd.	1,400	9,093
	SWCC Showa Holdings Co., Ltd.	3,700	41,184
#	System Information Co., Ltd.	1,800	20,321
	Systena Corp.	7,000	127,018
	Syuppin Co., Ltd.	1,800	14,686
	T Hasegawa Co., Ltd.	3,600	70,157
	T RAD Co., Ltd.	1,100	13,119
	T&K Toka Co., Ltd.	2,300	17,941
	Tachibana Eletech Co., Ltd.	2,500	40,939
	Tachikawa Corp.	1,100	12,840
	Tachi-S Co., Ltd.	4,300	43,446

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Tadano, Ltd.	12,600	$96,435
	Taihei Dengyo Kaisha, Ltd.	2,000	43,212
	Taiho Kogyo Co., Ltd.	1,900	9,610
	Taikisha, Ltd.	2,500	65,107
	Taiko Bank, Ltd. (The)	1,100	13,620
	Taiko Pharmaceutical Co., Ltd.	2,300	41,311
	Taisei Lamick Co., Ltd.	800	20,467
	Taiyo Holdings Co., Ltd.	1,800	94,235
	Takamatsu Construction Group Co., Ltd.	2,100	43,068
	Takamiya Co., Ltd.	1,700	8,845
	Takaoka Toko Co., Ltd.	1,200	11,604
	Takara Holdings, Inc.	3,300	33,265
	Takara Leben Co., Ltd.	9,300	25,961
	Takara Standard Co., Ltd.	4,200	55,082
	Takasago International Corp.	2,100	41,111
	Takasago Thermal Engineering Co., Ltd.	4,700	62,310
	Takashimaya Co., Ltd.	18,000	134,550
	Take And Give Needs Co., Ltd.	1,000	4,907
	TAKEBISHI Corp.	1,400	18,652
	Takeei Corp.	1,900	18,521
	Takeuchi Manufacturing Co., Ltd.	4,400	95,889
	Takihyo Co., Ltd.	200	3,291
	Takisawa Machine Tool Co., Ltd.	1,100	10,177
	Takuma Co., Ltd.	6,500	99,531
	Tama Home Co., Ltd.	1,900	25,135
	Tamron Co., Ltd.	2,000	29,852
	Tamura Corp.	11,000	52,217
	Tanseisha Co., Ltd.	3,800	25,712
	Taoka Chemical Co., Ltd.	200	23,196
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	28,031
	Tayca Corp.	1,900	25,321
	Tbk Co., Ltd.	2,800	11,215
	TDC Soft, Inc.	1,600	15,291
	TechMatrix Corp.	2,900	61,790
	Techno Ryowa, Ltd.	1,500	12,991
	Techno Smart Corp.	700	5,910
	Teikoku Electric Manufacturing Co., Ltd.	3,100	30,141
	Teikoku Sen-I Co., Ltd.	2,300	57,830
	Teikoku Tsushin Kogyo Co., Ltd.	800	8,664
	Tekken Corp.	1,800	33,646
	Tenma Corp.	2,000	34,973
	Tenpos Holdings Co., Ltd.	500	9,104
	Terilogy Co., Ltd.	1,600	7,440
	T-Gaia Corp.	2,100	38,609
	TKC Corp.	1,600	99,153
	Toa Corp.	2,600	20,524
	Toa Corp.	3,000	53,559
	Toa Oil Co., Ltd.	1,200	20,532
	TOA ROAD Corp.	300	10,302
	Toagosei Co., Ltd.	13,200	139,756
	Tobishima Corp.	3,420	34,744
	TOC Co., Ltd.	6,100	37,189
	Tocalo Co., Ltd.	6,900	68,781
	Tochigi Bank, Ltd. (The)	19,000	32,884
	Toda Corp.	7,100	40,557
*	Toda Kogyo Corp.	700	12,460
	Toei Animation Co., Ltd.	500	34,980
	Toei Co., Ltd.	200	29,512
	Toenec Corp.	1,400	45,573

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toho Bank, Ltd. (The)	31,300	$68,135
	Toho Co., Ltd.	900	15,453
	Toho Holdings Co., Ltd.	6,800	125,756
#	Toho Titanium Co., Ltd.	3,900	23,373
#*	Toho Zinc Co., Ltd.	1,700	33,322
	Tohoku Bank, Ltd. (The)	800	7,892
	Tohokushinsha Film Corp.	1,800	11,433
	Tokai Corp.	1,800	35,113
	TOKAI Holdings Corp.	9,000	89,150
	Tokai Rika Co., Ltd.	6,900	108,129
	Tokai Tokyo Financial Holdings, Inc.	32,200	82,906
	Token Corp.	880	66,225
	Tokushu Tokai Paper Co., Ltd.	919	38,377
	Tokuyama Corp.	7,500	167,150
*	Tokyo Base Co., Ltd.	2,400	9,254
	Tokyo Dome Corp.	10,700	85,584
	Tokyo Electron Device, Ltd.	1,200	35,260
	Tokyo Energy & Systems, Inc.	4,100	31,537
	Tokyo Individualized Educational Institute, Inc.	1,600	8,883
	Tokyo Keiki, Inc.	1,800	14,901
	Tokyo Kiraboshi Financial Group, Inc.	3,924	42,800
	Tokyo Rakutenchi Co., Ltd.	500	20,788
*	Tokyo Rope Manufacturing Co., Ltd.	2,400	10,928
#	Tokyo Sangyo Co., Ltd.	2,700	13,390
	Tokyo Seimitsu Co., Ltd.	4,000	134,966
	Tokyo Steel Manufacturing Co., Ltd.	13,200	84,002
	Tokyo Tekko Co., Ltd.	1,500	27,477
	Tokyo Theatres Co., Inc.	600	7,018
	Tokyotokeiba Co., Ltd.	1,800	89,605
	Tokyu Construction Co., Ltd.	12,700	55,888
	Tokyu Recreation Co., Ltd.	600	28,284
	Toli Corp.	6,000	14,035
	Tomato Bank, Ltd.	900	8,595
#	Tomen Devices Corp.	400	13,663
#	Tomoe Corp.	3,500	11,582
#	Tomoe Engineering Co., Ltd.	1,000	18,613
	Tomoku Co., Ltd.	1,500	23,663
	TOMONY Holdings, Inc.	16,800	50,640
	Tomy Co., Ltd.	9,217	80,639
	Tonami Holdings Co., Ltd.	800	42,937
	Topcon Corp.	9,900	98,698
	Toppan Forms Co., Ltd.	7,500	71,960
	Topre Corp.	4,300	43,223
*	Topy Industries, Ltd.	1,800	18,823
	Torex Semiconductor, Ltd.	1,100	13,595
	Toridoll Holdings Corp.	3,100	39,288
	Torigoe Co., Ltd. (The)	2,500	24,174
	Torii Pharmaceutical Co., Ltd.	1,600	45,427
	Torikizoku Co., Ltd.	1,000	14,701
	Torishima Pump Manufacturing Co., Ltd.	2,000	15,084
	Tosei Corp.	4,200	42,087
	Toshiba TEC Corp.	1,000	40,038
	Tosho Co., Ltd.	1,400	16,254
	Totech Corp.	1,200	26,514
	Totetsu Kogyo Co., Ltd.	2,600	67,565
	Tottori Bank, Ltd. (The)	600	6,383
	Toukei Computer Co., Ltd.	500	20,835
	Tow Co., Ltd.	3,000	8,055
	Towa Bank, Ltd. (The)	4,300	28,312

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Towa Corp.	2,500	$28,910
	Towa Pharmaceutical Co., Ltd.	3,000	55,562
	Toyo Construction Co., Ltd.	12,400	47,474
	Toyo Corp.	3,000	27,284
	Toyo Denki Seizo K.K.	1,000	10,578
*	Toyo Engineering Corp.	3,400	9,971
#	Toyo Gosei Co., Ltd.	400	39,278
	Toyo Ink SC Holdings Co., Ltd.	4,600	85,469
	Toyo Kanetsu K.K.	1,200	25,684
	Toyo Machinery & Metal Co., Ltd.	2,600	9,883
	Toyo Securities Co., Ltd.	12,000	13,273
	Toyo Seikan Group Holdings, Ltd.	4,300	40,172
	Toyo Tanso Co., Ltd.	1,900	32,058
	Toyo Tire Corp.	4,300	63,789
	Toyobo Co., Ltd.	9,900	131,991
	TPR Co., Ltd.	3,300	39,516
	Trancom Co., Ltd.	700	50,298
	Transaction Co., Ltd.	2,400	21,028
	Transcosmos, Inc.	1,200	32,736
	Tri Chemical Laboratories, Inc.	600	72,053
#	Trusco Nakayama Corp.	3,800	97,997
	TS Tech Co., Ltd.	2,000	55,357
	TSI Holdings Co., Ltd.	8,125	19,069
	Tsubaki Nakashima Co., Ltd.	6,400	47,336
	Tsubakimoto Chain Co.	3,500	77,717
	Tsubakimoto Kogyo Co., Ltd.	400	12,762
	Tsugami Corp.	5,000	69,748
	Tsukada Global Holdings, Inc.	1,900	4,397
	Tsukishima Kikai Co., Ltd.	4,000	47,674
	Tsukuba Bank, Ltd.	5,500	9,306
	Tsukui Holdings Corp.	5,200	25,984
	Tsumura & Co.	1,100	32,286
	Tsurumi Manufacturing Co., Ltd.	2,000	33,711
	Tsutsumi Jewelry Co., Ltd.	800	17,971
	TV Asahi Holdings Corp.	3,400	51,369
	Tv Tokyo Holdings Corp.	1,500	33,443
	UACJ Corp.	4,503	71,339
	Ube Industries, Ltd.	11,100	190,564
	Uchida Yoko Co., Ltd.	800	39,489
	Ulvac, Inc.	5,400	197,799
*	Uniden Holdings Corp.	1,000	19,044
	Union Tool Co.	900	26,601
	Unipres Corp.	5,500	42,604
	United Arrows, Ltd.	1,800	24,443
	United Super Markets Holdings, Inc.	6,300	67,771
	UNITED, Inc.	1,200	16,494
*	Unitika, Ltd.	10,400	34,271
*	Universal Entertainment Corp.	3,100	52,866
	Ushio, Inc.	11,800	131,814
*	UT Group Co., Ltd.	2,300	71,665
	Utoc Corp.	500	2,246
#	V Technology Co., Ltd.	1,200	51,409
	Valor Holdings Co., Ltd.	4,800	118,248
	Valqua, Ltd.	2,400	40,238
	ValueCommerce Co., Ltd.	1,500	47,526
#*	Vector, Inc.	3,300	28,130
	Vertex Corp.	600	9,320
*	Vision, Inc.	2,400	20,832
	Vital KSK Holdings, Inc.	5,900	53,093

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	VT Holdings Co., Ltd.	11,300	$39,678
	Wacoal Holdings Corp.	5,300	96,072
	Wacom Co., Ltd.	11,900	78,231
	Wakachiku Construction Co., Ltd.	1,700	18,905
	Wakita & Co., Ltd.	5,900	61,076
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	35,762
#	Watahan & Co., Ltd.	2,000	25,125
	WDB Holdings Co., Ltd.	600	17,420
	Weathernews, Inc.	700	36,971
	West Holdings Corp.	2,160	73,795
	Will Group, Inc.	1,500	11,164
	WIN-Partners Co., Ltd.	3,100	31,891
	Wood One Co., Ltd.	600	6,548
	World Co., Ltd.	2,800	35,550
	World Holdings Co., Ltd.	1,000	20,298
	Wowow, Inc.	800	21,091
	Xebio Holdings Co., Ltd.	4,700	30,693
	Yahagi Construction Co., Ltd.	4,200	33,768
	Yaizu Suisankagaku Industry Co., Ltd.	1,100	10,329
	YAKUODO Holdings Co., Ltd.	1,000	24,507
	YAMABIKO Corp.	3,960	49,682
	YAMADA Consulting Group Co., Ltd.	900	8,663
	Yamagata Bank, Ltd. (The)	3,600	44,451
	Yamaguchi Financial Group, Inc.	24,000	156,119
	Yamaichi Electronics Co., Ltd.	3,100	39,749
	YA-MAN, Ltd.	2,800	39,846
	Yamanashi Chuo Bank, Ltd. (The)	4,600	37,490
	Yamatane Corp.	1,000	13,040
#	Yamato Corp.	1,400	9,576
	Yamato Kogyo Co., Ltd.	5,700	136,886
	Yamazen Corp.	6,600	64,682
	Yashima Denki Co., Ltd.	2,600	22,637
	Yasuda Logistics Corp.	2,000	17,880
	Yasunaga Corp.	900	8,703
	Yellow Hat, Ltd.	3,600	59,084
	Yodogawa Steel Works, Ltd.	2,400	45,052
	Yokogawa Bridge Holdings Corp.	3,300	58,412
	Yokohama Reito Co., Ltd.	6,700	54,186
	Yokowo Co., Ltd.	1,700	43,005
	Yomeishu Seizo Co., Ltd.	1,000	17,153
	Yomiuri Land Co., Ltd.	500	20,770
	Yondenko Corp.	420	9,038
	Yondoshi Holdings, Inc.	2,300	39,171
	Yorozu Corp.	3,300	35,639
	Yoshinoya Holdings Co., Ltd.	4,800	88,231
	Yotai Refractories Co., Ltd.	3,000	22,390
	Yuasa Trading Co., Ltd.	2,000	56,978
#	Yumeshin Holdings Co., Ltd.	4,700	32,982
	Yurtec Corp.	6,100	36,911
	Yushin Precision Equipment Co., Ltd.	1,200	7,958
	Yushiro Chemical Industry Co., Ltd.	1,000	12,362
	Zenitaka Corp. (The)	400	17,918
	Zenrin Co., Ltd.	3,800	41,750
	ZIGExN Co., Ltd.	5,200	15,472
	Zuiko Corp.	2,800	27,975

TOTAL JAPAN			56,347,533

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NETHERLANDS — (2.5%)
	Aalberts NV	11,558	$387,761
*	Accell Group NV	2,336	63,082
	Aegon NV	41,356	111,248
#	Aegon NV	17,065	46,075
*	Altice Europe NV	61,474	302,246
	AMG Advanced Metallurgical Group NV	2,744	49,394
	Amsterdam Commodities NV	2,318	48,307
	APERAM SA	6,227	167,112
*	Arcadis NV	8,847	205,578
	ASM International NV	2,089	298,374
	ASR Nederland NV	16,636	504,827
*Ω	Basic-Fit NV	3,159	76,645
	BE Semiconductor Industries NV	8,589	346,083
*	Beter Bed Holding NV	1,921	8,263
*	Boskalis Westminster	10,371	208,547
#*	Brunel International NV	2,547	18,058
	Corbion NV	6,733	305,797
Ω	Flow Traders	3,614	118,459
	ForFarmers NV	4,983	29,132
#*	Fugro NV	9,528	36,362
*Ω	GrandVision NV	2,203	61,240
*	Heijmans NV	2,916	24,713
*	Hunter Douglas NV	685	39,554
	IMCD NV	6,473	749,191
Ω	Intertrust NV	8,872	137,560
*	Kendrion NV	2,182	39,169
*	Koninklijke BAM Groep NV	34,191	42,371
	Koninklijke Vopak NV	1,776	92,239
*Ω	Lucas Bols NV	553	4,732
	Nedap N.V.	608	31,593
*	OCI NV	4,871	58,314
*	Ordina NV	14,344	38,606
*	PostNL NV	58,656	194,546
	SBM Offshore NV	19,168	309,758
*	SIF Holding NV	540	9,272
*Ω	Signify NV	13,843	491,362
*	Sligro Food Group NV	3,086	44,149
#	SNS NV	15,156	0
	TKH Group NV	4,150	133,625
*	TomTom NV	7,909	53,137
	Van Lanschot Kempen NV	1,388	27,781

TOTAL NETHERLANDS			5,914,262

NEW ZEALAND — (0.6%)
*	Air New Zealand, Ltd.	27,512	25,801
	Arvida Group, Ltd.	39,703	45,895
	Chorus, Ltd.	38,812	215,825
	Delegat Group, Ltd.	2,022	19,844
*	Fletcher Building, Ltd.	5,140	13,920
	Freightways, Ltd.	12,407	68,853
	Genesis Energy, Ltd.	23,016	47,172
#	Gentrack Group, Ltd.	4,745	3,799
	Hallenstein Glasson Holdings, Ltd.	5,327	21,581
	Heartland Group Holdings, Ltd.	49,129	43,514
	Infratil, Ltd.	46,747	167,401
	Investore Property, Ltd.	30,334	44,709
*	Kathmandu Holdings, Ltd.	57,266	44,140
*	Metlifecare, Ltd.	18,797	74,571
*	New Zealand Refining Co., Ltd. (The)	22,065	8,179
#*	NZME, Ltd.	14,069	5,550

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	NZX, Ltd.	34,290	$38,974
	Oceania Healthcare, Ltd.	31,888	28,415
	PGG Wrightson, Ltd.	1,057	2,063
*	Pushpay Holdings, Ltd.	11,016	66,264
*	Restaurant Brands New Zealand, Ltd.	2,935	23,025
#	Sanford, Ltd.	8,585	31,503
	Scales Corp., Ltd.	8,503	28,490
#*	Serko, Ltd.	2,845	9,246
	Skellerup Holdings, Ltd.	17,609	35,850
*	SKY Network Television, Ltd.	144,562	14,225
	SKYCITY Entertainment Group, Ltd.	69,531	128,656
	Steel & Tube Holdings, Ltd.	31,557	12,709
	Summerset Group Holdings, Ltd.	17,784	122,204
*	Synlait Milk, Ltd.	5,821	20,494
*	Tourism Holdings, Ltd.	12,709	18,802
*	TOWER, Ltd.	39,659	14,938
#	Trustpower, Ltd.	4,827	22,587
*	Vista Group International, Ltd.	17,608	17,521
	Warehouse Group, Ltd. (The)	5,475	8,642
	Z Energy, Ltd.	36,738	68,654

TOTAL NEW ZEALAND			1,564,016

NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	48,103	25,669
	AF Gruppen ASA	2,219	36,056
*	Akastor ASA	20,811	15,024
*	Aker Solutions ASA	16,214	15,865
	American Shipping Co. ASA	5,693	16,572
*	Atea ASA	7,139	82,947
	Austevoll Seafood ASA	8,309	56,597
#Ω	Avance Gas Holding, Ltd.	4,699	13,418
*	Axactor SE	19,390	14,845
*	B2Holding ASA	15,191	9,899
	Bonheur ASA	2,524	53,399
	Borregaard ASA	12,564	168,303
#*	BW Energy, Ltd.	2,197	3,405
Ω	BW LPG, Ltd.	11,386	49,848
	BW Offshore, Ltd.	10,768	25,913
*Ω	Crayon Group Holding ASA	2,622	29,062
#	DNO ASA	74,076	30,806
Ω	Europris ASA	21,503	111,769
Ω	Fjordkraft Holding ASA	4,098	33,750
	FLEX LNG, Ltd.	3,636	23,405
#	Frontline, Ltd.	11,340	62,933
	Grieg Seafood ASA	5,477	38,739
*	Hexagon Composites ASA	13,175	60,300
#*	Kongsberg Automotive ASA	377,947	7,261
*	Kvaerner ASA	20,809	16,209
*	NEL ASA	102,353	195,902
*	Nordic Nanovector ASA	5,457	7,972
*	Nordic Semiconductor ASA	16,200	170,401
	Norway Royal Salmon ASA	1,451	31,188
*	Norwegian Finans Holding ASA	16,387	118,087
	Norwegian Property ASA	953	1,120
#	Ocean Yield ASA	5,542	12,323
*	Odfjell Drilling, Ltd.	9,723	10,244
*	Odfjell SE, Class A	1,000	2,201
*	Olav Thon Eiendomsselskap ASA	1,935	26,922
#*	Otello Corp. ASA	9,051	18,280

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	PGS ASA	50,758	$12,623
*	Protector Forsikring ASA	8,297	39,354
*	REC Silicon ASA	26,008	27,773
*Ω	Sbanken ASA	11,013	70,225
	Selvaag Bolig ASA	5,226	26,068
*	SpareBank 1 SR-Bank ASA	5,728	45,681
	Stolt-Nielsen, Ltd.	2,682	24,802
*	Subsea 7 SA	5,276	35,040
	TGS NOPEC Geophysical Co. ASA	8,659	79,884
	Treasure ASA	1,741	2,833
*	Veidekke ASA	11,063	127,500
#*	Wallenius Wilhelmsen ASA	7,933	15,137
	Wilh Wilhelmsen Holding ASA, Class A	1,434	21,235
*Ω	XXL ASA	10,608	24,245

TOTAL NORWAY			2,149,034

PORTUGAL — (0.3%)
	Altri SGPS SA	7,954	30,749
*	Banco Comercial Portugues SA, Class R	915,426	80,501
*	CTT-Correios de Portugal SA	16,912	41,379
#*	Mota-Engil SGPS SA	12,914	16,511
	Navigator Co. SA (The)	29,096	64,106
	NOS SGPS SA	35,021	120,361
	REN - Redes Energeticas Nacionais SGPS SA	56,778	149,132
	Semapa-Sociedade de Investimento e Gestao	3,925	29,499
	Sonae SGPS SA	128,614	75,809

TOTAL PORTUGAL			608,047

SINGAPORE — (1.2%)
	Accordia Golf Trust	65,600	688
	AEM Holdings, Ltd.	14,200	35,149
	Ascendas India Trust	124,200	118,317
	Best World International, Ltd.	33,400	6,181
	Boustead Projects, Ltd.	6,600	3,564
	Boustead Singapore, Ltd.	40,300	20,672
	Bukit Sembawang Estates, Ltd.	22,400	58,525
	China Aviation Oil Singapore Corp., Ltd.	27,800	18,723
	China Sunsine Chemical Holdings, Ltd.	43,800	12,670
	Chip Eng Seng Corp., Ltd.	45,000	14,177
	Chuan Hup Holdings, Ltd.	87,000	13,338
	ComfortDelGro Corp., Ltd.	216,900	214,527
*	COSCO Shipping International Singapore Co., Ltd.	175,500	23,538
*	Creative Technology, Ltd.	2,650	4,620
	CSE Global, Ltd.	40,000	12,797
	Delfi, Ltd.	20,200	9,473
*	Ezion Holdings, Ltd.	243,320	1,443
#*	Ezra Holdings, Ltd.	229,921	347
	Far East Orchard, Ltd.	11,239	8,064
	First Resources, Ltd.	68,100	60,411
	Fragrance Group, Ltd.	82,000	6,798
	Fraser and Neave, Ltd.	24,800	21,083
	Frasers Property, Ltd.	13,500	10,771
	Frencken Group, Ltd.	41,100	28,472
	GK Goh Holdings, Ltd.	17,813	9,618
	GL, Ltd.	53,000	19,030
	Golden Agri-Resources, Ltd.	907,000	93,765
	GuocoLand, Ltd.	41,300	44,206
*	Halcyon Agri Corp., Ltd.	25,666	4,608

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Haw Par Corp., Ltd.	13,400	$92,010
	Hi-P International, Ltd.	20,600	18,232
	Ho Bee Land, Ltd.	29,800	50,800
	Hong Fok Corp., Ltd.	54,120	25,359
	Hong Leong Asia, Ltd.	16,000	5,520
	Hong Leong Finance, Ltd.	41,500	68,382
	Hotel Grand Central, Ltd.	43,574	29,539
	Hour Glass, Ltd. (The)	27,500	14,098
	Hutchison Port Holdings Trust	591,600	85,851
	Hwa Hong Corp., Ltd.	59,000	12,074
*	Hyflux, Ltd.	27,500	361
*	Indofood Agri Resources, Ltd.	28,000	5,836
	Japfa, Ltd.	32,120	15,174
*	k1 Ventures, Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	155,652
	Lian Beng Group, Ltd.	32,800	9,467
*	Mandarin Oriental International, Ltd.	29,400	53,757
	Metro Holdings, Ltd.	51,300	25,564
*	Midas Holdings, Ltd.	114,000	3,005
*	mm2 Asia, Ltd.	48,000	6,091
	OUE, Ltd.	48,400	39,683
	Oxley Holdings, Ltd.	78,945	12,146
*	Raffles Education Corp., Ltd.	63,960	6,076
	Raffles Medical Group, Ltd.	106,287	59,961
	Riverstone Holdings, Ltd.	30,400	84,691
	SATS, Ltd.	52,700	114,930
	SBS Transit, Ltd.	8,500	17,743
	Sembcorp Industries, Ltd.	121,100	140,168
*	Sembcorp Marine, Ltd.	982,722	86,406
	Sheng Siong Group, Ltd.	66,800	81,647
	SIA Engineering Co., Ltd.	34,000	40,585
	SIIC Environment Holdings, Ltd.	58,600	7,764
	Sinarmas Land, Ltd.	108,000	13,108
	Singapore Post, Ltd.	185,900	90,637
	Singapore Press Holdings, Ltd.	169,700	122,932
	Stamford Land Corp., Ltd.	21,000	4,542
	StarHub, Ltd.	45,300	38,800
	Straits Trading Co., Ltd.	7,100	8,076
	Sunningdale Tech, Ltd.	15,000	17,055
*	Swiber Holdings, Ltd.	17,249	258
	Tuan Sing Holdings, Ltd.	47,091	10,008
	UMS Holdings, Ltd.	31,250	21,523
	United Industrial Corp., Ltd.	16,800	26,822
	UOB-Kay Hian Holdings, Ltd.	36,466	35,284
	Valuetronics Holdings, Ltd.	29,800	12,214
	Vicom, Ltd.	8,800	12,965
	Wing Tai Holdings, Ltd.	58,870	77,155
	Yangzijiang Shipbuilding Holdings, Ltd.	68,800	46,319
	Yeo Hiap Seng, Ltd.	2,482	1,307

TOTAL SINGAPORE			2,783,152

SPAIN — (2.0%)
	Acciona SA	3,109	314,123
*	Acerinox SA	19,921	158,138
	Alantra Partners SA	1,872	23,933
	Almirall SA	6,226	66,591
*	Amper SA	88,071	17,941
*	Applus Services SA	14,239	111,612
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	26,583

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SPAIN — (Continued)
*	Azkoyen SA	2,184	$10,382
	Banco de Sabadell SA	125,945	38,540
	Bankia SA	110,368	135,772
	Bankinter SA	64,389	241,983
	Cia de Distribucion Integral Logista Holdings SA	3,876	65,440
	CIE Automotive SA	7,242	141,729
*	Construcciones y Auxiliar de Ferrocarriles SA	2,580	81,739
	Ebro Foods SA	9,691	216,980
*	eDreams ODIGEO SA	10,043	25,992
	Elecnor SA	4,118	42,031
	Enagas SA	20,888	450,842
*	Ence Energia y Celulosa SA	19,579	43,733
	Ercros SA	14,096	29,254
Ω	Euskaltel SA	12,030	114,383
	Faes Farma SA	36,616	137,990
	Fluidra SA	4,554	82,287
	Fomento de Construcciones y Contratas SA	7,325	61,995
Ω	Gestamp Automocion SA	10,077	30,815
Ω	Global Dominion Access SA	11,493	40,887
	Grupo Catalana Occidente SA	6,662	153,693
	Grupo Empresarial San Jose SA	2,273	10,627
#*	Grupo Ezentis SA	30,572	8,178
	Iberpapel Gestion SA	963	17,821
*	Indra Sistemas SA	14,501	86,965
*	Laboratorios Farmaceuticos Rovi SA	1,642	58,562
*	Liberbank SA	249,756	66,833
	Mapfre SA	37,243	56,193
*	Mediaset Espana Comunicacion SA	15,385	51,435
*	Melia Hotels International SA	16,151	59,859
	Miquel y Costas & Miquel SA	2,523	34,540
*Ω	Neinor Homes SA	3,665	44,247
#*	Obrascon Huarte Lain SA	18,131	12,194
	Pharma Mar SA	1,673	224,596
	Prim SA	846	8,772
*	Promotora de Informaciones SA, Class A	21,413	16,000
	Prosegur Cia de Seguridad SA	24,644	56,449
*	Realia Business SA	40,885	29,079
	Sacyr SA	51,454	87,502
*	Solaria Energia y Medio Ambiente SA	7,492	145,762
*Ω	Talgo SA	12,111	43,098
*	Tecnicas Reunidas SA	3,329	26,695
*	Tubacex SA	17,770	19,660
*Ω	Unicaja Banco SA	112,100	71,780
	Vidrala SA	2,029	193,805
	Viscofan SA	4,912	331,624
*	Vocento SA	10,365	7,635
	Zardoya Otis SA	16,103	98,373

TOTAL SPAIN			4,733,672

SWEDEN — (3.5%)
Ω	AcadeMedia AB	9,075	73,030
*	Adapteo Oyj	5,028	46,182
*	AddLife AB, Class B	2,941	44,195
*	AddNode Group AB	4,034	99,545
	AddTech AB, Class B	24,616	272,033
*	AF Poyry AB	10,930	249,756
Ω	Alimak Group AB	4,650	57,207
	Arjo AB, Class B	23,668	168,246
	Atrium Ljungberg AB, Class B	4,164	67,270

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*Ω	Attendo AB	17,845	$81,767
	Avanza Bank Holding AB	11,626	221,432
	Beijer Alma AB	4,864	63,453
*	Beijer Electronics Group AB	3,083	12,135
	Bergman & Beving AB	4,110	36,969
	Betsson AB	15,720	119,779
*	Bilia AB, Class A	10,967	145,879
	BillerudKorsnas AB	4,556	71,170
	BioGaia AB, Class B	2,077	98,559
*	Biotage AB	6,310	105,105
*	Bonava AB, Class B	9,951	77,332
Ω	Bravida Holding AB	20,665	238,267
*	Bufab AB	4,911	73,181
*	Bulten AB	1,365	11,437
	Bure Equity AB	8,278	240,208
*	Bygghemma Group First AB	4,402	68,577
*	Byggmax Group AB	8,034	39,702
	Catena AB	2,748	111,842
*	Clas Ohlson AB, Class B	4,505	39,861
*	Cloetta AB, Class B	30,791	72,372
#*	Collector AB	3,491	5,647
*	Concentric AB	5,416	89,739
*Ω	Coor Service Management Holding AB	8,658	55,631
	Corem Property Group AB, Class B	17,834	34,534
	Dios Fastigheter AB	12,748	89,257
*Ω	Dometic Group AB	1,344	14,528
*	Duni AB	5,155	45,120
Ω	Dustin Group AB	7,661	48,721
	Eastnine AB	3,095	38,087
*	Elanders AB, Class B	1,738	15,728
*	Electrolux Professional AB, Class B	11,845	44,653
*Ω	Eltel AB	2,122	4,932
*	Enea AB	2,398	42,867
#*	eWork Group AB	1,140	9,367
*	Fagerhult AB	9,072	41,017
#	FastPartner AB, Class A	4,631	38,396
*	Fenix Outdoor International AG	523	54,254
#*	Fingerprint Cards AB, Class B	22,812	38,476
#*	Granges AB	10,797	97,391
*	Gunnebo AB	9,405	26,166
*	Haldex AB	4,760	19,402
	Heba Fastighets AB, Class B	4,330	50,577
*	Hexpol AB	3,443	30,324
*	HMS Networks AB	2,545	55,742
#*Ω	Hoist Finance AB	7,538	26,922
*	Humana AB	3,640	21,649
	Instalco AB	327	7,258
#	International Petroleum Corp	9,695	15,137
	INVISIO AB	1,378	24,792
*	Inwido AB	9,822	103,936
#*	ITAB Shop Concept AB, Class B	1,515	2,172
#	JM AB	7,082	204,527
	Kindred Group P.L.C.	23,558	179,209
#	Klovern AB, Class B	70,588	107,560
*	KNOW IT AB	2,857	78,165
	Kungsleden AB	23,412	198,669
	Lagercrantz Group AB, Class B	24,990	154,025
Ω	LeoVegas AB	5,032	16,835
	Lindab International AB	13,384	206,616

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Loomis AB	5,957	$132,864
*	Mekonomen AB	5,111	49,564
	MIPS AB	1,855	79,800
*	Modern Times Group MTG AB, Class B	9,738	129,696
*	Momentum Group AB, Class B	3,336	45,795
*Ω	MUNTERS GROUP AB	1,708	12,709
	Mycronic AB	6,560	138,407
*	NCC AB, Class B	6,927	110,398
*	Nederman Holding AB	2,831	38,102
*	New Wave Group AB, Class B	6,935	31,288
*	Nobia AB	16,346	98,524
*Ω	Nobina AB	12,314	67,526
*	Nolato AB, Class B	2,276	189,309
*	Nordic Entertainment Group AB, Class B	2,981	106,415
*Ω	Nordic Waterproofing Holding A.S	2,253	30,926
	NP3 Fastigheter AB	4,739	55,228
*	Nyfosa AB	21,554	178,213
*	OEM International AB, Class B	1,480	45,020
*	Orexo AB	1,571	8,542
*	Peab AB, Class B	14,582	134,956
	Platzer Fastigheter Holding AB, Class B	6,591	63,146
#	Pricer AB, Class B	16,074	48,031
*	Proact IT Group AB	775	18,441
*	Qliro AB	912	3,433
*	Qliro Group AB	9,126	6,473
	Ratos AB, Class B	27,304	99,478
#*	RaySearch Laboratories AB	2,968	25,125
*	Recipharm AB, Class B	7,945	127,938
Ω	Resurs Holding AB	11,633	53,181
	Rottneros AB	8,130	7,288
#*	SAS AB	47,741	8,396
#*	SAS AB	429,669	47,224
*	Scandi Standard AB	8,278	56,045
#*Ω	Scandic Hotels Group AB	8,957	22,722
	Sectra AB, Class B	2,449	149,218
#*	Semcon AB	1,445	10,404
	SkiStar AB	6,071	68,051
*	SSAB AB, Class A	6,990	20,284
*	SSAB AB, Class B	6,487	17,500
*	Systemair AB	2,722	76,432
*Ω	Thule Group AB	2,471	80,847
	Troax Group AB	4,497	73,300
*	VBG Group AB, Class B	1,749	27,492
	Wihlborgs Fastigheter AB	14,693	264,833

TOTAL SWEDEN			8,403,083

SWITZERLAND — (6.5%)
	Allreal Holding AG	1,908	404,113
	ALSO Holding AG	903	211,272
*	ams AG	30,565	654,448
*	APG SGA SA	152	29,575
#*	Arbonia AG	6,387	70,913
*	Aryzta AG	77,285	38,791
*	Autoneum Holding AG	308	38,129
	Bachem Holding AG, Class B	489	197,678
	Baloise Holding AG	1,324	181,064
	Banque Cantonale de Geneve	373	66,547
	Banque Cantonale Vaudoise	1,964	190,312
	Belimo Holding AG	52	386,709

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Bell Food Group AG	268	$67,935
	Bellevue Group AG	1,225	32,203
	Berner Kantonalbank AG	648	147,456
	BKW AG	2,717	269,892
	Bobst Group SA	1,478	71,114
	Bossard Holding AG, Class A	800	129,966
	Bucher Industries AG	839	323,453
	Burckhardt Compression Holding AG	272	68,101
	Burkhalter Holding AG	430	27,650
*	Calida Holding AG	895	26,757
*	Carlo Gavazzi Holding AG	62	10,144
	Cembra Money Bank AG	3,288	365,309
	Cicor Technologies, Ltd.	259	11,673
	Cie Financiere Tradition SA	285	32,820
	Clariant AG	23,714	406,830
	Coltene Holding AG	598	46,127
	Comet Holding AG	96	13,496
	Conzzeta AG	187	188,492
	Daetwyler Holding AG	122	27,294
	DKSH Holding AG	4,514	290,431
#	dormakaba Holding AG	369	169,664
#*	Dottikon Es Holding AG	12	15,441
#*	Dufry AG	6,371	240,575
	EFG International AG	15,276	82,834
	Emmi AG	260	245,596
	Energiedienst Holding AG	1,617	47,260
*	Evolva Holding SA	115,096	25,777
*	Feintool International Holding AG	183	9,387
*	Flughafen Zurich AG	2,360	318,490
	Forbo Holding AG	133	203,635
Ω	Galenica AG	5,289	333,534
#*	GAM Holding AG	23,150	37,415
	Georg Fischer AG	501	506,034
	Gurit Holding AG	55	115,188
	Helvetia Holding AG	4,587	359,681
*	Hiag Immobilien Holding AG	899	91,195
#*	HOCHDORF Holding AG	130	8,210
	Huber & Suhner AG	2,193	158,148
	Hypothekarbank Lenzburg AG	9	42,259
	Implenia AG	2,488	49,902
*	Ina Invest Holding AG	497	9,251
	Inficon Holding AG	197	144,647
	Interroll Holding AG	69	185,391
	Intershop Holding AG	164	100,565
	Investis Holding SA	526	50,441
*	Jungfraubahn Holding AG	563	62,414
	Kardex Holding AG	792	139,836
*	Komax Holding AG	474	85,854
#	Kudelski SA	6,965	24,588
*	Landis & Gyr Group AG	1,025	57,246
*	Lastminute.com NV	995	16,973
	LEM Holding SA	50	90,636
	Liechtensteinische Landesbank AG	1,746	98,559
	Luzerner Kantonalbank AG	449	191,075
*	Meier Tobler Group AG	348	3,469
	Metall Zug AG	26	32,129
	Mobilezone Holding AG	5,469	51,225
	Mobimo Holding AG	987	285,227
	OC Oerlikon Corp. AG	25,771	179,389

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
#*	Orascom Development Holding AG	1,611	$13,979
	Orior AG	755	55,039
	Phoenix Mecano AG	95	43,164
	Plazza AG, Class A	250	78,518
	PSP Swiss Property AG	5,247	634,498
	Rieter Holding AG	458	39,440
	Romande Energie Holding SA	46	56,566
	Schaffner Holding AG	70	14,654
	Schweiter Technologies AG	165	225,353
	SFS Group AG	1,898	177,168
	Siegfried Holding AG	467	295,662
	SIG Combibloc Group AG	25,699	528,597
	St Galler Kantonalbank AG	390	164,578
	Sulzer AG	2,117	154,948
*	Sunrise Communications Group AG	4,346	520,885
	Swiss Prime Site AG	4,527	380,856
*	Swiss Steel Holding AG	75,342	14,381
	Swissquote Group Holding SA	1,186	94,438
	Tecan Group AG	370	175,576
	Thurgauer Kantonalbank	118	13,319
	TX Group AG	438	30,665
	u-blox Holding AG	1,047	52,633
	Valiant Holding AG	1,754	140,724
*	Valora Holding AG	456	65,097
	Varia US Properties AG	834	34,380
Ω	VAT Group AG	3,471	651,211
	Vaudoise Assurances Holding SA	191	92,796
*	Vetropack Holding AG	1,500	83,670
*	Von Roll Holding AG	1,435	1,064
	Vontobel Holding AG	3,439	211,049
	VP Bank AG	591	67,050
	VZ Holding AG	1,520	127,730
*	V-ZUG Holding AG	260	19,801
	Walliser Kantonalbank	485	56,861
	Warteck Invest AG	28	69,341
	Ypsomed Holding AG	243	30,216
	Zehnder Group AG	1,600	76,523
	Zug Estates Holding AG, Class B	41	85,434
	Zuger Kantonalbank AG	19	131,040

TOTAL SWITZERLAND			15,604,738

UNITED KINGDOM — (12.8%)
*	4imprint Group P.L.C.	2,763	74,073
	888 Holdings P.L.C.	26,145	90,856
*	A.G. Barr P.L.C.	11,359	69,388
*	AA P.L.C.	61,811	18,245
	Advanced Medical Solutions Group P.L.C.	3,253	8,850
	Afren P.L.C.	57,931	0
	Aggreko P.L.C.	29,652	169,005
	AJ Bell P.L.C.	10,675	58,271
	Alliance Pharma P.L.C.	38,308	36,474
	Anglo Pacific Group P.L.C.	21,654	29,631
	Anglo-Eastern Plantations P.L.C.	1,293	7,992
*	Appreciate Group P.L.C.	13,054	4,275
*	Arrow Global Group P.L.C.	17,804	28,900
*Ω	Ascential P.L.C.	32,525	116,481
	Ashmore Group P.L.C.	37,560	173,773
*	ASOS P.L.C.	2,604	148,568
	Avon Rubber P.L.C.	4,443	226,330

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	53,960	$338,648
	Babcock International Group P.L.C.	67,058	188,908
*	Balfour Beatty P.L.C.	85,249	235,600
*	Bank of Georgia Group P.L.C.	4,639	53,947
	Beazley P.L.C.	67,496	257,313
	Begbies Traynor Group P.L.C.	7,753	8,391
	Bellway P.L.C.	10,756	325,425
Ω	Biffa P.L.C.	24,784	69,409
	Bloomsbury Publishing P.L.C.	9,948	32,923
	Bodycote P.L.C.	23,492	198,104
*	Boohoo Group P.L.C.	20,302	71,152
	Brewin Dolphin Holdings P.L.C.	35,325	111,189
	Britvic P.L.C.	28,735	274,581
	Burford Capital, Ltd.	7,640	65,077
	C&C Group P.L.C.	32,729	68,573
*	Cairn Energy P.L.C.	95,720	172,083
*	Capita P.L.C.	61,474	19,634
	Capital & Counties Properties P.L.C.	8,075	10,944
	Card Factory P.L.C.	36,595	15,251
	CareTech Holdings P.L.C.	7,585	44,612
	Carr’s Group P.L.C.	4,336	5,620
	Castings P.L.C.	4,744	19,663
	Centamin P.L.C.	152,243	244,845
	Central Asia Metals P.L.C.	10,032	21,903
*	Centrica P.L.C.	196,710	94,735
	Chemring Group P.L.C.	40,809	138,150
	Chesnara P.L.C.	18,041	61,277
	Cineworld Group P.L.C.	74,014	27,374
*	Circassia Group P.L.C.	12,752	3,576
	City of London Investment Group P.L.C.	1,712	8,914
	Clarkson P.L.C.	3,821	99,522
	Clinigen Group P.L.C.	6,338	49,448
	Clipper Logistics P.L.C.	3,172	17,898
	Close Brothers Group P.L.C.	22,610	315,277
	CLS Holdings P.L.C.	19,418	49,871
Ω	CMC Markets P.L.C.	10,400	45,164
*	Coats Group P.L.C.	103,557	76,234
	Computacenter P.L.C.	9,400	277,647
Ω	ContourGlobal P.L.C.	6,337	15,852
Ω	ConvaTec Group P.L.C.	11,201	26,221
	Costain Group P.L.C.	10,708	4,535
Ω	Countryside Properties P.L.C.	45,655	199,404
	Cranswick P.L.C.	5,877	244,983
*	Crest Nicholson Holdings P.L.C.	31,067	88,346
	CVS Group P.L.C.	6,147	98,549
	Daily Mail & General Trust P.L.C., Class A	14,951	130,895
*	De La Rue P.L.C.	19,364	33,870
	Debenhams P.L.C.	107,504	0
	Devro P.L.C.	27,112	53,057
	DFS Furniture P.L.C.	18,806	50,091
*	Dialight P.L.C.	1,573	5,513
*	Dignity P.L.C.	5,679	38,520
	Diploma P.L.C.	18,167	523,127
	DiscoverIE Group P.L.C.	8,605	64,085
	Dixons Carphone P.L.C.	128,311	159,943
	Domino’s Pizza Group P.L.C.	53,047	227,757
	Drax Group P.L.C.	63,270	242,284
	Dunelm Group P.L.C.	12,393	209,515
	easyJet P.L.C.	6,848	44,905

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
*	EKF Diagnostics Holdings P.L.C.	28,411	$27,604
	Electrocomponents P.L.C.	56,828	498,939
*	Elementis P.L.C.	75,875	73,133
	EMIS Group P.L.C.	5,893	76,013
*	EnQuest P.L.C.	139,312	17,224
*Ω	Equiniti Group P.L.C.	47,466	63,500
*	Essentra P.L.C.	35,380	112,910
	Euromoney Institutional Investor P.L.C.	11,592	123,753
	FDM Group Holdings P.L.C.	9,533	123,078
	Ferrexpo P.L.C.	46,878	115,686
	Fevertree Drinks P.L.C.	11,648	303,890
	First Derivatives P.L.C.	515	19,580
*	Firstgroup P.L.C.	183,986	97,900
*Ω	Forterra P.L.C.	19,451	45,502
*	Foxtons Group P.L.C.	34,139	15,039
*	Frasers Group P.L.C.	21,667	105,110
*	Frontier Developments P.L.C.	387	13,090
	Fuller Smith & Turner P.L.C., Class A	4,390	33,118
*	G4S P.L.C.	172,346	454,463
	Galliford Try Holdings P.L.C.	19,567	18,097
	Games Workshop Group P.L.C.	5,956	800,703
	Gamesys Group P.L.C.	7,493	112,845
	Gamma Communications P.L.C.	2,757	59,656
*	Gem Diamonds, Ltd.	14,716	7,009
	Genel Energy P.L.C.	14,140	20,661
	Genus P.L.C.	945	50,222
*	Georgia Capital P.L.C.	3,318	15,819
	Go-Ahead Group P.L.C. (The)	8,934	67,783
	GoCo Group P.L.C.	37,856	47,256
	Gooch & Housego P.L.C.	327	4,467
*	Grafton Group P.L.C.	27,984	243,279
	Grainger P.L.C.	72,289	261,890
	Greencore Group P.L.C.	70,626	82,684
*	Greggs P.L.C.	13,054	218,013
	Gulf Keystone Petroleum, Ltd.	29,820	27,094
*Ω	Gym Group P.L.C. (The)	13,715	24,536
	Halfords Group P.L.C.	23,225	72,367
Ω	Hastings Group Holdings P.L.C.	39,847	128,756
*	Hays P.L.C.	205,521	283,796
	Headlam Group P.L.C.	13,204	45,441
	Helical P.L.C.	18,107	79,758
	Henry Boot P.L.C.	13,323	42,630
	Hill & Smith Holdings P.L.C.	10,903	169,563
	Hilton Food Group P.L.C.	7,490	112,386
*	Hiscox, Ltd.	25,046	267,700
*	Hochschild Mining P.L.C.	37,929	108,195
	Hollywood Bowl Group P.L.C.	14,164	23,863
*	Horizon Discovery Group P.L.C.	13,910	16,006
*Ω	Hostelworld Group P.L.C.	3,800	2,462
*	Howden Joinery Group P.L.C.	35,650	294,321
	Hunting P.L.C.	24,879	45,009
#*	Hurricane Energy P.L.C.	61,503	1,828
	Hyve Group P.L.C.	30,769	20,320
*Ω	Ibstock P.L.C.	53,200	110,639
*	IDOX P.L.C.	25,839	16,565
	IG Group Holdings P.L.C.	43,731	431,559
	IMI P.L.C.	31,889	427,585
*	Inchcape P.L.C.	47,648	305,648
*	Indivior P.L.C.	91,954	131,383

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	IntegraFin Holdings P.L.C.	8,481	$53,406
	Intermediate Capital Group P.L.C.	7,920	120,301
*	International Personal Finance P.L.C.	23,747	17,547
	Interserve P.L.C.	22,564	0
	iomart Group P.L.C.	10,345	42,091
*	IP Group P.L.C.	98,163	101,417
*	ITV P.L.C.	112,972	105,579
*	IWG P.L.C.	82,435	270,402
*	J D Wetherspoon P.L.C.	13,875	155,087
	James Fisher & Sons P.L.C.	6,723	98,815
	James Halstead P.L.C.	6,238	37,763
	JET2 P.L.C.	12,720	140,139
Ω	John Laing Group P.L.C.	50,848	185,567
*	John Menzies P.L.C.	11,780	16,180
*	John Wood Group P.L.C.	72,360	198,636
*	Johnson Service Group P.L.C.	15,666	17,683
	Jupiter Fund Management P.L.C.	58,185	175,298
*	Just Group P.L.C.	109,347	59,693
	Kainos Group P.L.C.	6,118	98,125
	KAZ Minerals P.L.C.	26,534	216,494
	Keller Group P.L.C.	9,571	62,961
*	Kier Group P.L.C.	31,248	19,096
	Kin & Carta P.L.C.	23,381	24,260
*	Lamprell P.L.C.	23,029	8,989
	Lancashire Holdings, Ltd.	27,531	227,200
	Liontrust Asset Management P.L.C.	3,063	49,540
	Lookers P.L.C.	40,298	8,222
*	LSL Property Services P.L.C.	11,392	30,246
	M&C Saatchi P.L.C.	3,423	2,545
	Macfarlane Group P.L.C.	6,000	6,366
	Man Group P.L.C.	179,299	250,205
	Marks & Spencer Group P.L.C.	51,289	59,089
*	Marshalls P.L.C.	26,672	231,082
	Marston’s P.L.C.	82,294	51,510
	McBride P.L.C.	30,429	24,168
*Ω	McCarthy & Stone P.L.C.	44,347	67,455
*	McColl’s Retail Group P.L.C.	626	167
*	Mears Group P.L.C.	19,018	25,964
	Mediclinic International P.L.C.	46,009	168,471
*	Meggitt P.L.C.	32,908	116,609
*	Metro Bank P.L.C.	1,363	1,070
*	Midwich Group P.L.C.	1,611	7,256
*	Mitchells & Butlers P.L.C.	30,648	62,259
	Mitie Group P.L.C.	185,228	67,482
	MJ Gleeson P.L.C.	5,541	41,573
	Moneysupermarket.com Group P.L.C.	53,903	170,249
*	Morgan Advanced Materials P.L.C.	39,270	127,245
*	Morgan Sindall Group P.L.C.	4,246	60,668
	Morses Club P.L.C.	4,600	1,979
	Mortgage Advice Bureau Holdings, Ltd.	1,833	18,127
	Motorpoint group P.L.C.	7,418	26,982
	MP Evans Group P.L.C.	799	6,001
	N Brown Group P.L.C.	29,795	22,027
	Naked Wines P.L.C.	7,043	42,434
*	National Express Group P.L.C.	70,707	137,166
	NCC Group P.L.C.	31,420	74,564
	Next Fifteen Communications Group P.L.C.	1,654	9,557
	Nichols P.L.C.	707	11,104
	Norcros P.L.C.	7,961	17,956

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Numis Corp. P.L.C.	6,616	$25,510
Ω	On the Beach Group P.L.C.	8,810	24,552
*	OneSavings Bank P.L.C.	20,492	81,742
*	Oxford Instruments P.L.C.	5,860	120,535
*	Pagegroup P.L.C.	33,456	154,994
	Pan African Resources P.L.C.	263,769	66,933
	Paragon Banking Group P.L.C.	35,828	137,477
	PayPoint P.L.C.	7,784	50,799
*	Pendragon P.L.C.	178,766	29,994
*	Petrofac, Ltd.	28,206	43,454
*	Petropavlovsk P.L.C.	432,055	149,649
	Pets at Home Group P.L.C.	72,839	365,796
*	Pharos Energy P.L.C.	20,801	3,347
*	Photo-Me International P.L.C.	40,883	25,943
*	Playtech P.L.C.	34,619	152,648
	Plus500, Ltd.	9,377	179,707
	Polar Capital Holdings P.L.C.	5,758	38,358
*	Polypipe Group P.L.C.	24,923	148,397
	Porvair P.L.C.	3,538	23,281
*	PPHE Hotel Group, Ltd.	814	10,609
*	Premier Foods P.L.C.	78,429	93,986
	Premier Miton Group P.L.C.	3,000	4,267
*	Premier Oil P.L.C.	87,623	12,912
*	Provident Financial P.L.C.	13,265	39,945
*	PureTech Health P.L.C.	20,868	70,176
	PZ Cussons P.L.C.	27,657	83,019
	QinetiQ Group P.L.C.	71,703	219,613
Ω	Quilter P.L.C.	186,073	295,421
	Rank Group P.L.C.	24,101	28,137
	Rathbone Brothers P.L.C.	6,710	126,304
*	Raven Property Group, Ltd.	25,607	7,964
	Reach P.L.C.	50,217	68,339
	Redde Northgate P.L.C.	21,305	49,010
*	Redrow P.L.C.	33,289	179,482
	Renew Holdings P.L.C.	4,833	27,085
	Renewi P.L.C.	93,344	25,826
*	Renishaw P.L.C.	3,228	234,196
	Restaurant Group P.L.C. (The)	20,889	10,973
	Rhi Magnesita NV	1,651	55,351
	Rhi Magnesita NV	1,947	64,603
	Ricardo P.L.C.	5,446	25,467
*	RM P.L.C.	8,839	19,706
	Robert Walters P.L.C.	5,699	29,483
	Rotork P.L.C.	97,235	354,271
	Royal Mail P.L.C.	122,790	361,422
*	RPS Group P.L.C.	39,439	25,959
	RWS Holdings P.L.C.	1,455	10,524
	S&U P.L.C.	354	7,656
Ω	Sabre Insurance Group P.L.C.	20,051	59,552
*	Saga P.L.C.	6,871	12,299
	Sanne Group P.L.C.	5,284	41,523
*	Savills P.L.C.	15,694	169,029
*	Scapa Group P.L.C.	14,247	22,336
*	SDL P.L.C.	12,706	113,646
*	Senior P.L.C.	81,040	57,644
*	Serco Group P.L.C.	5,830	9,744
	Severfield P.L.C.	28,520	20,427
*	SIG P.L.C.	138,693	43,141
	Signature Aviation P.L.C.	101,337	310,312

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Smart Metering Systems P.L.C.	4,717	$35,480
	Softcat P.L.C.	13,747	200,399
*	SolGold P.L.C.	16,846	7,474
	Spectris P.L.C.	14,576	467,821
	Speedy Hire P.L.C.	40,705	27,811
Ω	Spire Healthcare Group P.L.C.	44,227	68,186
	Spirent Communications P.L.C.	80,646	302,764
*	Sportech P.L.C.	13,686	3,138
	SSP Group P.L.C.	53,386	129,275
	St. Modwen Properties P.L.C.	33,188	142,543
	Stagecoach Group P.L.C.	35,849	17,654
	SThree P.L.C.	13,227	42,172
*	Stobart Group, Ltd.	42,560	10,193
	Stock Spirits Group P.L.C.	24,762	67,884
	Strix Group P.L.C.	11,774	34,248
*	Studio Retail Group P.L.C.	5,420	16,846
*	STV Group P.L.C.	2,950	10,434
	Superdry P.L.C.	4,673	10,902
	Synthomer P.L.C.	44,500	217,456
	TalkTalk Telecom Group P.L.C.	82,142	102,376
	Tate & Lyle P.L.C.	50,269	387,513
	Ted Baker P.L.C.	8,333	11,047
	Telecom Plus P.L.C.	7,802	134,384
*	Telit Communications P.L.C.	10,362	17,969
	Thomas Cook Group P.L.C.	133,576	0
*Ω	TI Fluid Systems P.L.C.	3,961	9,857
	Topps Tiles P.L.C.	21,096	11,815
	TP ICAP P.L.C.	72,225	178,849
*	Travis Perkins P.L.C.	30,483	418,662
	Trifast P.L.C.	13,605	21,316
*	TT Electronics P.L.C.	27,878	70,789
#*	Tullow Oil P.L.C.	184,058	48,286
*	Tyman P.L.C.	7,607	26,303
	U & I Group P.L.C.	21,649	15,711
	UDG Healthcare P.L.C.	25,191	236,771
	Ultra Electronics Holdings P.L.C.	9,889	241,281
	Urban & Civic P.L.C.	12,431	33,016
*	Vectura Group P.L.C.	75,025	100,097
	Vertu Motors P.L.C.	37,928	14,463
	Vesuvius P.L.C.	29,496	152,570
	Victrex P.L.C.	10,684	255,297
*	Virgin Money UK P.L.C.	81,630	98,984
*	Vistry Group P.L.C.	27,679	195,303
*	Vitec Group P.L.C. (The)	4,188	38,723
*Ω	Vivo Energy P.L.C.	6,394	6,270
	Volex P.L.C.	13,025	40,687
	Volution Group P.L.C.	17,166	43,168
	Vp P.L.C.	3,850	30,289
	Watkin Jones P.L.C.	15,756	27,354
*	Weir Group P.L.C (The)	18,262	339,267
	WH Smith P.L.C.	12,939	167,261
	William Hill P.L.C.	141,047	500,925
*	Wilmington P.L.C.	6,879	11,449
	Wincanton P.L.C.	11,795	31,784
*Ω	Wizz Air Holdings P.L.C.	622	25,750
*	Xaar P.L.C.	10,372	17,605

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
XP Power, Ltd.	1,450	$75,152

TOTAL UNITED KINGDOM		30,986,337

TOTAL COMMON STOCKS		227,894,614

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Biotest AG	2,447	73,549
Draegerwerk AG & Co. KGaA	1,318	105,900
Fuchs Petrolub SE	6,813	350,674
Jungheinrich AG	5,624	204,472
Sixt SE	1,905	90,196
STO SE & Co. KGaA	368	46,032
Villeroy & Boch AG	1,074	15,515

TOTAL GERMANY		886,338

UNITED KINGDOM — (0.0%)
McBride P.L.C.	334,719	434

TOTAL PREFERRED STOCKS		886,772

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	19,894	14,324

FRANCE — (0.0%)
* Technicolor SA 9/22/24	783	65

ITALY — (0.0%)
* Cattolica Assicurazioni Rights 11/26/20	23,797	0

SINGAPORE — (0.0%)
* Ezion Holdings, Ltd. Warrants 04/16/23	61,932	0

SPAIN — (0.0%)
* Vidrala SA Rights 11/5/20	2,149	10,250

TOTAL RIGHTS/WARRANTS		24,639

TOTAL INVESTMENT SECURITIES (Cost $244,031,693)		228,806,025

		Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§ The DFA Short Term Investment Fund	1,071,726	12,400,938

TOTAL INVESTMENTS — (100.0%) (Cost $256,430,548)		$241,206,963

VA INTERNATIONAL SMALL PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,472	$15,915,903	—	$16,014,375
Austria	—	2,958,747	—	2,958,747
Belgium	175,796	2,969,481	—	3,145,277
Canada	24,210,199	19,755	—	24,229,954
Denmark	—	5,382,649	—	5,382,649
Finland	—	6,309,011	—	6,309,011
France	—	9,673,842	—	9,673,842
Germany	197,914	13,682,905	—	13,880,819
Hong Kong	—	5,893,916	—	5,893,916
Ireland	—	445,762	—	445,762
Israel	55,333	3,082,878	—	3,138,211
Italy	—	7,728,177	—	7,728,177
Japan	—	56,347,533	—	56,347,533
Netherlands	46,075	5,868,187	—	5,914,262
New Zealand	—	1,564,016	—	1,564,016
Norway	—	2,149,034	—	2,149,034
Portugal	—	608,047	—	608,047
Singapore	—	2,783,152	—	2,783,152
Spain	—	4,733,672	—	4,733,672
Sweden	65,794	8,337,289	—	8,403,083
Switzerland	520,885	15,083,853	—	15,604,738
United Kingdom	—	30,986,337	—	30,986,337
Preferred Stocks
Germany	—	886,338	—	886,338
United Kingdom	—	434	—	434
Rights/Warrants
Canada	—	14,324	—	14,324
France	—	65	—	65
Spain	—	10,250	—	10,250
Securities Lending Collateral	—	12,400,938	—	12,400,938

TOTAL	$25,370,468	$215,836,495	—	$241,206,963

See accompanying Notes to Financial Statements.

U.S. LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (2.3%)
*	Altice USA, Inc., Class A	39,600	$1,067,220
	Cable One, Inc.	1,261	2,183,876
*	Facebook, Inc., Class A	164,603	43,308,695
	Interpublic Group of Cos., Inc. (The)	1	18
*	Live Nation Entertainment, Inc.	453	22,106
	Omnicom Group, Inc.	1,088	51,354
	Verizon Communications, Inc.	141,429	8,060,039

TOTAL COMMUNICATION SERVICES			54,693,308

CONSUMER DISCRETIONARY — (21.1%)
*	Amazon.com, Inc.	50,440	153,143,406
	Aptiv P.L.C.	27,539	2,657,238
	Best Buy Co., Inc.	251,942	28,104,130
*	Booking Holdings, Inc.	10,648	17,276,380
*	Bright Horizons Family Solutions, Inc.	187	29,555
#*	Burlington Stores, Inc.	31,570	6,111,321
	Darden Restaurants, Inc.	32,128	2,953,206
	Dollar General Corp.	28,329	5,912,546
	Dunkin’ Brands Group, Inc.	8,433	840,855
	eBay, Inc.	248,736	11,847,296
	Hilton Worldwide Holdings, Inc.	46,233	4,059,720
	Home Depot, Inc. (The)	322,959	86,136,395
	Las Vegas Sands Corp.	5,815	279,469
	Leggett & Platt, Inc.	643	26,832
	Lowe’s Cos., Inc.	212,743	33,634,668
*	Lululemon Athletica, Inc.	16,356	5,222,307
	Marriott International, Inc., Class A	16,498	1,532,334
	McDonald’s Corp.	15,927	3,392,451
	NIKE, Inc., Class B	246,610	29,612,929
*	NVR, Inc.	1,490	5,890,104
*	O’Reilly Automotive, Inc.	27,325	11,930,095
	Pool Corp.	16,700	5,842,161
	Ross Stores, Inc.	67,351	5,736,285
	Service Corp. International	70,552	3,267,263
	Starbucks Corp.	343,683	29,886,674
	Target Corp.	116,611	17,750,526
	TJX Cos., Inc. (The)	296,958	15,085,466
	Tractor Supply Co.	61,121	8,141,928
*	Ulta Beauty, Inc.	12,151	2,512,462
	VF Corp.	25,060	1,684,032
	Wyndham Destinations, Inc.	2,115	69,013
	Yum! Brands, Inc.	12,200	1,138,626

TOTAL CONSUMER DISCRETIONARY			501,707,673

CONSUMER STAPLES — (12.3%)
	Altria Group, Inc.	791,782	28,567,495
	Brown-Forman Corp., Class A	15,971	1,002,180
	Brown-Forman Corp., Class B	95,023	6,624,053
	Campbell Soup Co.	80,656	3,764,215
	Church & Dwight Co., Inc.	75,835	6,703,056
	Clorox Co. (The)	71,957	14,913,088
	Coca-Cola Co. (The)	979,791	47,088,755
	Costco Wholesale Corp.	91,101	32,579,540
	Estee Lauder Cos., Inc. (The), Class A	29,099	6,391,886

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Herbalife Nutrition, Ltd.	68,088	$3,073,492
	Hershey Co. (The)	57,200	7,862,712
	Kellogg Co.	89,810	5,648,151
	Kimberly-Clark Corp.	67,976	9,012,938
	Lamb Weston Holdings, Inc.	67,768	4,299,880
*	Monster Beverage Corp.	6,853	524,734
	PepsiCo, Inc.	364,909	48,638,721
	Procter & Gamble Co. (The)	437,179	59,937,241
	Sysco Corp.	114,020	6,306,446

TOTAL CONSUMER STAPLES			292,938,583

FINANCIALS — (2.8%)
	American Express Co.	1,089	99,360
	Aon P.L.C., Class A	31,437	5,784,722
#*	Credit Acceptance Corp.	1,916	571,198
	Erie Indemnity Co., Class A	8,653	2,015,024
	FactSet Research Systems, Inc.	14,855	4,553,058
	LPL Financial Holdings, Inc.	18,799	1,502,604
	MarketAxess Holdings, Inc.	7,981	4,300,562
	Marsh & McLennan Cos., Inc.	12,880	1,332,565
	Moody’s Corp.	40,194	10,567,003
	MSCI, Inc.	40,997	14,342,390
	S&P Global, Inc.	69,555	22,447,485

TOTAL FINANCIALS			67,515,971

HEALTH CARE — (12.5%)
	AbbVie, Inc.	508,194	43,247,309
*	Align Technology, Inc.	2,902	1,236,484
	Amgen, Inc.	236,252	51,252,509
	Bristol-Myers Squibb Co.	624	36,473
	Cardinal Health, Inc.	145,721	6,672,565
*	Edwards Lifesciences Corp.	3	215
	Eli Lilly and Co.	274,899	35,863,323
	Encompass Health Corp.	24,102	1,477,694
*	Hologic, Inc.	34,266	2,358,186
*	IDEXX Laboratories, Inc.	51,281	21,785,194
	Johnson & Johnson	453,918	62,236,697
	Merck & Co., Inc.	502,253	37,774,448
*	Mettler-Toledo International, Inc.	14,091	14,061,550
*	Molina Healthcare, Inc.	11,506	2,145,524
	ResMed, Inc.	9,887	1,897,711
	Zoetis, Inc.	98,882	15,677,741

TOTAL HEALTH CARE			297,723,623

INDUSTRIALS — (13.4%)
	3M Co.	177,074	28,324,757
	Allegion P.L.C.	37,179	3,662,132
	Boeing Co. (The)	82,836	11,960,690
	BWX Technologies, Inc.	7,871	432,984
	Caterpillar, Inc.	60,611	9,518,958
#	CH Robinson Worldwide, Inc.	74,267	6,567,431
	Cintas Corp.	23,873	7,509,252
*	Copart, Inc.	69,303	7,648,279
	Deere & Co.	6,063	1,369,692
	Donaldson Co., Inc.	36,656	1,741,160
	Emerson Electric Co.	16,747	1,085,038
	Expeditors International of Washington, Inc.	49,897	4,409,398
	Fastenal Co.	238,536	10,311,911

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	General Dynamics Corp.	282	$37,035
	Graco, Inc.	26,482	1,639,236
*	HD Supply Holdings, Inc.	31,557	1,257,862
	HEICO Corp.	583	61,244
	HEICO Corp., Class A	338	31,603
	Honeywell International, Inc.	119,434	19,700,638
	Huntington Ingalls Industries, Inc.	12,991	1,915,913
*	IAA, Inc.	35,354	2,000,683
	Illinois Tool Works, Inc.	86,871	17,016,291
	JB Hunt Transport Services, Inc.	58,126	7,076,259
	L3Harris Technologies, Inc.	5,720	921,549
#	Lennox International, Inc.	15,817	4,296,846
	Lockheed Martin Corp.	78,508	27,488,006
	Masco Corp.	101,751	5,453,854
	Nordson Corp.	16,965	3,281,540
	Northrop Grumman Corp.	30,714	8,901,531
	Old Dominion Freight Line, Inc.	16,977	3,231,911
	Raytheon Technologies Corp.	7,152	388,497
	Robert Half International, Inc.	34,393	1,743,381
	Rockwell Automation, Inc.	47,384	11,235,694
#	Rollins, Inc.	58,104	3,361,316
	Toro Co. (The)	31,222	2,563,326
	TransUnion	14,030	1,117,630
	Union Pacific Corp.	221,561	39,258,394
	United Parcel Service, Inc., Class B	207,151	32,545,494
	Verisk Analytics, Inc.	32,309	5,750,033
	Waste Management, Inc.	122,177	13,184,120
	WW Grainger, Inc.	29,186	10,215,684

TOTAL INDUSTRIALS			320,217,252

INFORMATION TECHNOLOGY — (33.7%)
	Accenture P.L.C., Class A	157,184	34,094,782
*	Adobe, Inc.	12,687	5,672,358
*	Advanced Micro Devices, Inc.	69,063	5,199,753
	Amphenol Corp., Class A	46,782	5,278,881
	Apple, Inc.	1,498,432	163,119,308
	Applied Materials, Inc.	220,549	13,063,117
	Automatic Data Processing, Inc.	103,500	16,348,860
	Booz Allen Hamilton Holding Corp.	52,858	4,149,353
	Broadcom, Inc.	3,700	1,293,631
	Broadridge Financial Solutions, Inc.	47,631	6,554,026
*	Cadence Design Systems, Inc.	58,236	6,369,271
	CDK Global, Inc.	823	35,471
	CDW Corp.	96,150	11,787,990
	Citrix Systems, Inc.	64,678	7,326,077
*	Fair Isaac Corp.	9,468	3,706,249
*	Fiserv, Inc.	1	96
*	FleetCor Technologies, Inc.	9,920	2,191,427
*	Fortinet, Inc.	200	22,074
	Global Payments, Inc.	6,415	1,011,902
	Intuit, Inc.	53,565	16,855,834
	Jack Henry & Associates, Inc.	4,020	595,965
	KLA Corp.	77,251	15,232,352
	Lam Research Corp.	35,132	12,017,955
	Mastercard, Inc., Class A	318,713	91,993,320
	Maxim Integrated Products, Inc.	92,494	6,442,207
	Microsoft Corp.	668,158	135,281,950
	NetApp, Inc.	116,979	5,134,208
	Oracle Corp.	1,004,861	56,382,751

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
Paychex, Inc.	69,640	$5,727,890
* Paycom Software, Inc.	12,464	4,538,018
QUALCOMM, Inc.	351,225	43,327,116
Seagate Technology P.L.C.	121,222	5,796,836
Teradyne, Inc.	7,999	702,712
Texas Instruments, Inc.	219,601	31,752,109
# Ubiquiti, Inc.	12,800	2,375,808
Visa, Inc., Class A	390,424	70,943,945
Western Union Co. (The)	213,701	4,154,347
Xilinx, Inc.	1,962	232,870
* Zebra Technologies Corp., Class A	22,471	6,373,674

TOTAL INFORMATION TECHNOLOGY		803,086,493

MATERIALS — (1.4%)
Avery Dennison Corp.	56,729	7,850,726
Ball Corp.	78,809	7,014,001
* Berry Global Group, Inc.	1,406	65,562
Celanese Corp.	4,941	560,853
* Crown Holdings, Inc.	51,374	4,407,889
NewMarket Corp.	484	173,122
Packaging Corp. of America	573	65,603
PPG Industries, Inc.	14,830	1,923,748
Sealed Air Corp.	18,321	725,328
Sherwin-Williams Co. (The)	15,249	10,491,007
Southern Copper Corp.	15,894	831,892

TOTAL MATERIALS		34,109,731

TOTAL COMMON STOCKS Cost ($1,401,289,128)		2,371,992,634

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.026%	11,889,004	11,889,004

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	87,874	1,016,789

TOTAL INVESTMENTS — (100.0%) (Cost $1,414,194,993)		$2,384,898,427

As of October 31, 2020, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	104	12/18/20	$16,993,996	$16,976,440	$(17,556)

Total Futures Contracts			$16,993,996	$16,976,440	$(17,556)

U.S. LARGE CAP GROWTH PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$54,693,308	—	—	$54,693,308
Consumer Discretionary	501,707,673	—	—	501,707,673
Consumer Staples	292,938,583	—	—	292,938,583
Financials	67,515,971	—	—	67,515,971
Health Care	297,723,623	—	—	297,723,623
Industrials	320,217,252	—	—	320,217,252
Information Technology	803,086,493	—	—	803,086,493
Materials	34,109,731	—	—	34,109,731
Temporary Cash Investments	11,889,004	—	—	11,889,004
Securities Lending Collateral	—	$1,016,789	—	1,016,789
Futures Contracts**	(17,556)	—	—	(17,556)

TOTAL	$2,383,864,082	$1,016,789	—	$2,384,880,871

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (92.8%)
COMMUNICATION SERVICES — (1.8%)
*	Boingo Wireless, Inc.	48,310	$451,215
*	Cargurus, Inc.	56,246	1,120,983
	Cogent Communications Holdings, Inc.	5,425	302,715
*	Glu Mobile, Inc.	80,699	577,805
*	IDT Corp., Class B	26,129	249,009
*	Iridium Communications, Inc.	48,869	1,290,630
#*	Liberty Media Corp.-Liberty Braves, Class A	7,578	156,865
*	Liberty Media Corp.-Liberty Braves, Class C	30,877	632,052
#	Loral Space & Communications, Inc.	1,400	24,374
*	QuinStreet, Inc.	36,349	581,766
	Shenandoah Telecommunications Co.	48,324	2,107,893
*	TechTarget, Inc.	22,873	1,001,837
*	Travelzoo	11,851	87,935
	TripAdvisor, Inc.	91,430	1,747,227
*	Vonage Holdings Corp.	193,381	2,045,971
#	World Wrestling Entertainment, Inc., Class A	36,506	1,327,358

TOTAL COMMUNICATION SERVICES			13,705,635

CONSUMER DISCRETIONARY — (20.4%)
#*	1-800-Flowers.com, Inc., Class A	34,535	684,829
	Acushnet Holdings Corp.	56,209	1,918,413
*	American Axle & Manufacturing Holdings, Inc.	7,400	49,728
*	American Outdoor Brands, Inc.	8,547	129,316
*	Asbury Automotive Group, Inc.	20,182	2,078,342
#*	At Home Group, Inc.	18,317	298,384
	Autoliv, Inc.	4,698	356,108
#	Bloomin’ Brands, Inc.	102,986	1,439,744
	BorgWarner, Inc.	667	23,332
	Brunswick Corp.	49,784	3,171,739
#	Buckle, Inc. (The)	8,632	206,823
	Callaway Golf Co.	10,886	168,624
#	Camping World Holdings, Inc., Class A	11,326	299,459
	Carter’s, Inc.	40,436	3,293,512
*	Cavco Industries, Inc.	9,550	1,643,937
	Churchill Downs, Inc.	23,660	3,528,889
#	Collectors Universe, Inc.	11,709	643,175
#	Columbia Sportswear Co.	4,716	351,766
	Core-Mark Holding Co., Inc.	16,200	443,070
	Cracker Barrel Old Country Store, Inc.	17,604	2,003,687
*	Crocs, Inc.	76,733	4,015,438
#	Dave & Buster’s Entertainment, Inc.	34,648	594,560
*	Deckers Outdoor Corp.	23,850	6,042,874
*	Denny’s Corp.	885	7,930
	Dick’s Sporting Goods, Inc.	2,100	118,965
#	Dine Brands Global, Inc.	5,462	281,020
*	Dorman Products, Inc.	27,206	2,428,680
	Educational Development Corp.	900	14,967
*	Everi Holdings, Inc.	27,277	234,855
#*	Five Below, Inc.	19,843	2,645,866
*	Floor & Decor Holdings, Inc., Class A	75,006	5,475,438
*	Fox Factory Holding Corp.	34,239	2,878,815
*	frontdoor, Inc.	15,218	602,937
*	Gentherm, Inc.	31,750	1,469,707
*	Grand Canyon Education, Inc.	30,710	2,406,743
*	GrubHub, Inc.	53,224	3,936,447

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	H&R Block, Inc.	100,225	$1,729,883
#	Hamilton Beach Brands Holding Co., Class A	9,957	219,552
#	Hanesbrands, Inc.	206,495	3,318,375
	Harley-Davidson, Inc.	59,900	1,969,512
#*	Helen of Troy, Ltd.	18,153	3,441,809
*	Hilton Grand Vacations, Inc.	66,923	1,378,614
*	Installed Building Products, Inc.	34,225	3,098,731
#*	iRobot Corp.	19,964	1,588,735
	Jack in the Box, Inc.	4,336	347,140
	Johnson Outdoors, Inc., Class A	6,950	606,943
#*	Kontoor Brands, Inc.	39,073	1,285,502
	LCI Industries	20,986	2,301,325
	Leggett & Platt, Inc.	58,482	2,440,454
*	LGI Homes, Inc.	16,353	1,747,809
*	Lindblad Expeditions Holdings, Inc.	47,532	395,466
	Lithia Motors, Inc., Class A	200	45,914
*	Lumber Liquidators Holdings, Inc.	9,533	210,870
*	Malibu Boats, Inc., Class A	21,397	1,087,610
	Marine Products Corp.	23,129	366,826
*	Mattel, Inc.	273,861	3,771,066
*	Murphy USA, Inc.	31,431	3,843,697
	Nathan’s Famous, Inc.	430	21,827
#*	National Vision Holdings, Inc.	56,964	2,297,358
#*	Noodles & Co.	42,270	273,064
#*	Ollie’s Bargain Outlet Holdings, Inc.	40,539	3,530,542
	Papa John’s International, Inc.	9,513	728,696
	Patrick Industries, Inc.	21,573	1,202,695
#	PetMed Express, Inc.	16,552	489,608
	Polaris, Inc.	30,281	2,751,332
#*	Purple Innovation, Inc.	6,285	178,305
*	Quotient Technology, Inc.	58,688	522,323
#	Red Rock Resorts, Inc., Class A	58,438	1,117,335
	Rent-A-Center, Inc.	47,152	1,456,997
#*	RH	5,945	1,992,942
#	Ruth’s Hospitality Group, Inc.	33,039	369,376
#*	Sally Beauty Holdings, Inc.	53,927	451,369
#*	SeaWorld Entertainment, Inc.	98,170	2,161,703
#*	Shake Shack, Inc., Class A	30,346	2,048,962
	Shutterstock, Inc.	36,425	2,384,016
*	Skyline Champion Corp.	46,431	1,190,955
*	Sleep Number Corp.	11,987	759,496
#	Smith & Wesson Brands, Inc.	34,190	567,212
	Sonic Automotive, Inc., Class A	17,537	632,384
*	Sonos, Inc.	15,997	233,556
*	Sportsman’s Warehouse Holdings, Inc.	45,198	588,478
*	Stamps.com, Inc.	8,190	1,828,336
	Steven Madden, Ltd.	68,655	1,648,407
*	Stoneridge, Inc.	28,051	640,404
*	Tempur Sealy International, Inc.	53,763	4,784,907
*	Tenneco, Inc., Class A	11,000	94,820
	Texas Roadhouse, Inc.	52,928	3,706,548
	Thor Industries, Inc.	1,500	126,870
*	TopBuild Corp.	20,118	3,082,279
#	Twin River Worldwide Holding, Inc.	6,169	149,722
#*	Under Armour, Inc., Class A	55,362	766,210
#*	Under Armour, Inc., Class C	81,960	1,002,371
*	Vista Outdoor, Inc.	31,095	614,748
#*	Visteon Corp.	28,214	2,529,385
	Wendy’s Co. (The)	176,830	3,863,735

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Williams-Sonoma, Inc.	21,433	$1,954,904
	Winmark Corp.	1,241	210,238
	Winnebago Industries, Inc.	27,900	1,309,905
	Wolverine World Wide, Inc.	66,834	1,782,463
	Wyndham Hotels & Resorts, Inc.	31,276	1,454,647
#*	YETI Holdings, Inc.	21,824	1,079,852

TOTAL CONSUMER DISCRETIONARY			151,665,234

CONSUMER STAPLES — (5.3%)
*	BJ’s Wholesale Club Holdings, Inc.	27,186	1,040,952
*	Boston Beer Co., Inc. (The), Class A	3,492	3,628,817
	Calavo Growers, Inc.	20,363	1,366,968
	Coca-Cola Consolidated, Inc.	6,252	1,431,395
*	elf Beauty, Inc.	48,508	983,257
#	Energizer Holdings, Inc.	43,723	1,720,500
	Flowers Foods, Inc.	139,181	3,281,888
*	Grocery Outlet Holding Corp.	22,221	978,168
*	Hain Celestial Group, Inc. (The)	5,572	171,339
	Inter Parfums, Inc.	27,260	1,119,296
	J&J Snack Foods Corp.	14,355	1,946,107
	John B. Sanfilippo & Son, Inc.	10,293	748,919
	Lancaster Colony Corp.	21,509	3,573,505
*	Lifevantage Corp.	16,617	183,618
	Medifast, Inc.	10,946	1,537,804
#	MGP Ingredients, Inc.	16,893	709,844
#*	National Beverage Corp.	16,415	1,285,130
	Nu Skin Enterprises, Inc., Class A	35,298	1,741,956
*	Performance Food Group Co.	47,899	1,609,885
	PriceSmart, Inc.	26,793	1,848,717
*	Sprouts Farmers Market, Inc.	103,395	1,969,675
#	Tootsie Roll Industries, Inc.	23,360	697,997
#	Turning Point Brands, Inc.	15,925	596,710
	United-Guardian, Inc.	2,424	34,421
*	USANA Health Sciences, Inc.	24,179	1,829,141
	Vector Group, Ltd.	16,626	152,793
	WD-40 Co.	12,889	3,136,925

TOTAL CONSUMER STAPLES			39,325,727

ENERGY — (0.2%)
#*	Aspen Aerogels, Inc.	3,100	35,030
	Cactus, Inc., Class A	41,789	710,413
#	Core Laboratories NV	43,303	625,728
#	DMC Global, Inc.	13,100	465,967

TOTAL ENERGY			1,837,138

FINANCIALS — (7.0%)
	AMERISAFE, Inc.	20,518	1,210,152
	Artisan Partners Asset Management, Inc., Class A	56,245	2,253,175
	BrightSphere Investment Group P.L.C.	99,097	1,367,539
	Cohen & Steers, Inc.	46,963	2,644,486
	Crawford & Co., Class A	27,857	178,285
	Crawford & Co., Class B	15,130	95,924
	Curo Group Holdings Corp.	47,813	358,119
	Diamond Hill Investment Group, Inc.	3,048	417,393
	Eaton Vance Corp.	61,734	3,691,076
#*	eHealth, Inc.	12,347	828,607
	Evercore, Inc., Class A	33,079	2,631,104
	Federated Hermes, Inc., Class B	79,669	1,904,089

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bankshares, Inc.	87,114	$2,596,868
*	Green Dot Corp., Class A	32,665	1,741,698
	Greenhill & Co., Inc.	18,922	244,661
	Hamilton Lane, Inc., Class A	24,118	1,681,025
	Houlihan Lokey, Inc.	30,840	1,933,668
	Interactive Brokers Group, Inc., Class A	18,378	874,241
	Kinsale Capital Group, Inc.	15,683	2,940,092
	Lazard, Ltd., Class A	87,934	2,960,738
#*	LendingTree, Inc.	10,158	3,287,027
	Live Oak Bancshares, Inc.	4,566	170,220
	LPL Financial Holdings, Inc.	29,634	2,368,646
#	Moelis & Co., Class A	58,618	2,180,590
#*	Palomar Holdings, Inc.	16,573	1,477,814
	PJT Partners, Inc., Class A	16,650	1,126,539
	Primerica, Inc.	23,916	2,636,500
	Pzena Investment Management, Inc., Class A	21,669	112,462
	RLI Corp.	37,498	3,251,077
	ServisFirst Bancshares, Inc.	39,710	1,465,299
	Silvercrest Asset Management Group, Inc., Class A	5,400	60,966
	Stock Yards Bancorp, Inc.	10,404	397,641
	TFS Financial Corp.	21,756	341,787
	Virtu Financial, Inc., Class A	39,772	850,325

TOTAL FINANCIALS			52,279,833

HEALTH CARE — (10.5%)
#*	Accuray, Inc.	119,358	347,332
*	Addus HomeCare Corp.	16,045	1,565,511
*	Alkermes P.L.C.	24,649	400,546
*	Amedisys, Inc.	8,757	2,268,063
*	AMN Healthcare Services, Inc.	45,720	2,984,602
#*	Amneal Pharmaceuticals, Inc.	40,477	168,384
*	Amphastar Pharmaceuticals, Inc.	37,806	740,620
*	Apollo Medical Holdings, Inc.	2,002	34,555
*	Arcus Biosciences, Inc.	4,764	103,855
*	Arena Pharmaceuticals, Inc.	5,088	436,143
*	AtriCure, Inc.	11,985	414,202
	Atrion Corp.	1,722	1,035,180
#*	AxoGen, Inc.	1,500	18,915
#*	BioLife Solutions, Inc.	1,931	55,439
*	BioSpecifics Technologies Corp.	6,744	594,146
*	BioTelemetry, Inc.	31,094	1,323,983
#	Cantel Medical Corp.	30,372	1,452,996
#*	Collegium Pharmaceutical, Inc.	22,276	397,181
	CONMED Corp.	26,539	2,069,246
*»	Contra Pfenex, Inc.	5,408	4,056
#*	Corcept Therapeutics, Inc.	104,257	1,749,432
*	CorVel Corp.	18,984	1,731,720
*	CryoLife, Inc.	36,164	606,109
*	Eagle Pharmaceuticals, Inc.	14,264	663,561
#*	Electromed, Inc.	1,200	9,972
*	Emergent BioSolutions, Inc.	25,102	2,258,427
	Ensign Group, Inc. (The)	44,747	2,632,913
*	Globus Medical, Inc., Class A	22,652	1,180,622
*	Haemonetics Corp.	22,658	2,290,497
*	Hanger, Inc.	13,655	238,553
*	Heska Corp.	3,100	363,723
*	HMS Holdings Corp.	81,860	2,179,113
*	ICU Medical, Inc.	11,341	2,016,316
*	InfuSystem Holdings, Inc.	10,900	134,288

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Innoviva, Inc.	62,140	$671,733
*	Inovalon Holdings, Inc., Class A	27,629	524,675
#*	Integra LifeSciences Holdings Corp.	41,383	1,824,990
#*	iRadimed Corp.	1,300	29,445
#*	Joint Corp. (The)	15,601	292,363
#*	Krystal Biotech, Inc.	6,742	289,839
#	LeMaitre Vascular, Inc.	20,756	674,155
*	LHC Group, Inc.	18,251	3,952,254
#*	Ligand Pharmaceuticals, Inc.	3,808	313,970
*	Medpace Holdings, Inc.	33,480	3,714,271
*	Meridian Bioscience, Inc.	18,756	321,665
*	Merit Medical Systems, Inc.	43,561	2,180,228
	National Research Corp.	23,293	1,206,577
*	Neogen Corp.	4,500	313,830
*	NeoGenomics, Inc.	13,649	535,450
#*	NGM Biopharmaceuticals, Inc.	7,630	132,304
*	NuVasive, Inc.	46,613	2,071,016
*	Omnicell, Inc.	38,941	3,370,344
*	Option Care Health, Inc.	3,533	47,095
*	OraSure Technologies, Inc.	35,247	526,590
	Owens & Minor, Inc.	22,098	555,102
	Patterson Cos., Inc.	75,651	1,881,819
*	Pennant Group, Inc.	22,373	932,059
#*	PetIQ, Inc.	15,030	429,257
	Phibro Animal Health Corp., Class A	18,177	298,830
	Premier, Inc., Class A	26,141	855,595
*	Providence Service Corp. (The)	12,561	1,476,546
*	Quidel Corp.	3,044	816,675
*	R1 RCM, Inc.	68,723	1,231,516
*	RadNet, Inc.	55,618	807,017
*	Select Medical Holdings Corp.	121,651	2,552,238
#*	SIGA Technologies, Inc.	8,859	56,609
	Simulations Plus, Inc.	18,207	1,180,178
*	Surgery Partners, Inc.	33,030	720,715
*	Surmodics, Inc.	11,600	426,300
*	Tenet Healthcare Corp.	55,972	1,373,553
#*	Tivity Health, Inc.	34,600	475,750
	US Physical Therapy, Inc.	13,774	1,092,691
	Utah Medical Products, Inc.	3,164	262,612
#*	Vocera Communications, Inc.	7,684	251,882
#*	Wright Medical Group NV	56,136	1,717,200
#*	Xencor, Inc.	42,280	1,622,706

TOTAL HEALTH CARE			78,479,845

INDUSTRIALS — (22.2%)
	AAON, Inc.	51,840	3,027,974
	Advanced Drainage Systems, Inc.	21,534	1,365,902
#*	Aerojet Rocketdyne Holdings, Inc.	76,717	2,487,165
*	Aerovironment, Inc.	21,865	1,669,611
*	Air Transport Services Group, Inc.	58,752	1,647,406
	Alamo Group, Inc.	11,010	1,324,833
	Albany International Corp., Class A	26,148	1,331,979
	Allegiant Travel Co.	6,961	938,064
	Allied Motion Technologies, Inc.	8,723	329,555
	Allison Transmission Holdings, Inc.	45,452	1,643,090
#*	Alpha Pro Tech, Ltd.	1,800	25,542
*	Ameresco, Inc., Class A	9,157	351,537
	Applied Industrial Technologies, Inc.	29,231	1,784,553
	Armstrong World Industries, Inc.	42,625	2,553,238

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	ASGN, Inc.	31,545	$2,103,421
*	Astronics Corp., Class B	4,090	26,176
*	Atkore International Group, Inc.	57,427	1,188,165
*	Avis Budget Group, Inc.	47,666	1,604,914
	Barrett Business Services, Inc.	7,091	420,142
*	BMC Stock Holdings, Inc.	9,000	356,310
	Brady Corp., Class A	35,040	1,321,709
	Brink’s Co. (The)	46,238	1,980,374
*	Builders FirstSource, Inc.	124,893	3,784,258
*	Casella Waste Systems, Inc., Class A	46,528	2,512,047
#*	Cimpress P.L.C.	18,798	1,379,773
*	Clean Harbors, Inc.	42,362	2,243,915
	Comfort Systems USA, Inc.	34,018	1,558,024
*	Construction Partners, Inc., Class A	24,038	489,894
	CoreLogic, Inc.	49,921	3,840,423
	Covanta Holding Corp.	123,203	1,118,683
	Crane Co.	13,608	690,606
	CSW Industrials, Inc.	13,944	1,192,630
	Curtiss-Wright Corp.	12,056	1,017,044
	Douglas Dynamics, Inc.	21,553	735,173
#*	Energy Recovery, Inc.	34,340	332,755
	Enerpac Tool Group Corp.	44,502	793,471
	EnerSys	12,623	903,807
	ESCO Technologies, Inc.	19,001	1,590,194
*	Evoqua Water Technologies Corp.	96,245	2,206,898
	Exponent, Inc.	49,829	3,467,600
	Federal Signal Corp.	54,040	1,549,867
	Flowserve Corp.	19,487	567,461
*	Forrester Research, Inc.	15,072	556,760
	Forward Air Corp.	25,727	1,620,029
*	Franklin Covey Co.	9,846	166,594
	Franklin Electric Co., Inc.	36,379	2,172,918
*	FTI Consulting, Inc.	22,599	2,225,098
*	Gibraltar Industries, Inc.	27,340	1,570,683
	Gorman-Rupp Co. (The)	24,596	763,706
	Griffon Corp.	4,200	90,048
	H&E Equipment Services, Inc.	33,873	712,688
*	HD Supply Holdings, Inc.	8,890	354,355
#	Healthcare Services Group, Inc.	55,964	1,280,456
	Heartland Express, Inc.	75,243	1,377,699
	Helios Technologies, Inc.	26,254	1,098,467
	Herman Miller, Inc.	21,300	649,011
	HNI Corp.	36,722	1,195,301
*	IES Holdings, Inc.	1,000	31,920
	Insperity, Inc.	24,746	1,895,049
	ITT, Inc.	22,591	1,366,981
*	JELD-WEN Holding, Inc.	36,474	767,048
	John Bean Technologies Corp.	27,143	2,279,198
	Kadant, Inc.	10,042	1,156,035
	Kforce, Inc.	29,276	1,015,877
*	Kratos Defense & Security Solutions, Inc.	78,254	1,478,218
	Landstar System, Inc.	30,625	3,818,938
*	Lawson Products, Inc.	7,797	321,314
	Lincoln Electric Holdings, Inc.	8,375	852,743
	Lindsay Corp.	8,242	867,883
	Marten Transport, Ltd.	36,811	564,865
*	Masonite International Corp.	22,308	1,963,104
*	Mastech Digital, Inc.	600	9,408
	Matson, Inc.	15,600	810,420

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	21,606	$1,233,270
*	Mercury Systems, Inc.	39,423	2,715,456
*	Meritor, Inc.	96,285	2,343,577
	MSA Safety, Inc.	30,855	4,070,392
	MSC Industrial Direct Co., Inc., Class A	32,082	2,234,832
	Mueller Industries, Inc.	51,576	1,492,094
	Mueller Water Products, Inc., Class A	155,817	1,614,264
	Nielsen Holdings P.L.C.	55,799	753,844
	NN, Inc.	14,900	79,864
#	Omega Flex, Inc.	8,945	1,339,067
	Pitney Bowes, Inc.	173,300	920,223
*	Proto Labs, Inc.	15,852	1,871,804
	Raven Industries, Inc.	34,737	761,435
*	RBC Bearings, Inc.	17,893	2,130,162
	Rexnord Corp.	73,680	2,363,654
*	Saia, Inc.	22,005	3,249,258
	Shyft Group, Inc. (The)	31,109	600,715
	Simpson Manufacturing Co., Inc.	38,377	3,404,807
#*	SiteOne Landscape Supply, Inc.	37,435	4,473,108
*	SPX Corp.	48,787	2,068,081
	Systemax, Inc.	39,361	1,119,033
	Tennant Co.	16,546	986,473
	Tetra Tech, Inc.	52,146	5,262,053
#*	TPI Composites, Inc.	33,792	1,119,191
*	Transcat, Inc.	7,200	222,552
#*	Trex Co., Inc.	78,664	5,470,295
*	TriNet Group, Inc.	57,613	3,970,688
	UFP Industries, Inc.	11,154	556,696
	Universal Logistics Holdings, Inc.	21,816	430,430
	US Ecology, Inc.	20,018	610,949
	Valmont Industries, Inc.	14,722	2,089,788
#*	Vicor Corp.	19,804	1,544,712
	Watts Water Technologies, Inc., Class A	19,595	2,170,538
*	Welbilt, Inc.	131,700	800,736
	Werner Enterprises, Inc.	25,000	950,500
	Woodward, Inc.	21,871	1,739,838

TOTAL INDUSTRIALS			165,253,376

INFORMATION TECHNOLOGY — (18.6%)
*	Acacia Communications, Inc.	791	53,582
*	ACI Worldwide, Inc.	98,320	2,867,994
#*	ACM Research, Inc., Class A	5,868	412,931
*	Advanced Energy Industries, Inc.	36,197	2,442,212
#*	Alarm.com Holdings, Inc.	33,331	1,944,197
*	Ambarella, Inc.	21,934	1,199,132
	American Software, Inc., Class A	24,172	354,845
#*	Appfolio, Inc., Class A	17,294	2,470,794
	Badger Meter, Inc.	30,627	2,246,184
	Blackbaud, Inc.	40,112	1,979,126
*	Bottomline Technologies De, Inc.	14,422	572,842
	Brooks Automation, Inc.	55,033	2,570,041
*	Calix, Inc.	4,500	105,345
*	Cardtronics P.L.C., Class A	45,853	816,642
#*	Casa Systems, Inc.	61,550	256,664
	Cass Information Systems, Inc.	14,433	566,062
*	CEVA, Inc.	14,689	592,260
*	ChannelAdvisor Corp.	3,274	53,039
*	Cirrus Logic, Inc.	43,913	3,024,288
*	Clearfield, Inc.	3,237	67,750

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CMC Materials, Inc.	15,988	$2,273,334
*	Coherent, Inc.	17,077	2,137,016
*	CommScope Holding Co., Inc.	144,375	1,284,938
*	CommVault Systems, Inc.	32,651	1,292,653
#*	Cornerstone OnDemand, Inc.	9,492	360,601
#*	Cree, Inc.	37,411	2,379,340
	CSG Systems International, Inc.	33,846	1,282,086
*	CyberOptics Corp.	6,098	140,498
*	Digital Turbine, Inc.	88,080	2,524,373
*	Diodes, Inc.	22,439	1,297,647
*	DSP Group, Inc.	20,153	265,415
*	eGain Corp.	36,067	571,662
*	Endurance International Group Holdings, Inc.	132,086	767,420
#*	Enphase Energy, Inc.	14,838	1,455,459
*	Envestnet, Inc.	21,008	1,612,154
*	ePlus, Inc.	8,493	573,362
*	Euronet Worldwide, Inc.	21,426	1,903,486
	EVERTEC, Inc.	72,062	2,398,223
*	ExlService Holdings, Inc.	32,295	2,446,023
*	Fabrinet	38,187	2,291,984
*	FARO Technologies, Inc.	16,907	1,018,478
	FLIR Systems, Inc.	34,260	1,188,479
*	FormFactor, Inc.	76,625	2,172,319
*	Globant SA	28,171	5,087,964
	Hackett Group, Inc. (The)	31,238	403,595
#*	Harmonic, Inc.	98,571	585,512
*	Ichor Holdings, Ltd.	23,520	547,075
*	IEC Electronics Corp.	1,200	11,484
*	Immersion Corp.	22,673	139,666
#*	Intelligent Systems Corp.	530	20,098
	InterDigital, Inc.	18,863	1,055,951
*	Itron, Inc.	32,668	2,219,791
#*	j2 Global, Inc.	36,743	2,494,115
	Jabil, Inc.	56,093	1,858,922
*	Lattice Semiconductor Corp.	146,912	5,127,229
#*	Limelight Networks, Inc.	124,700	440,191
	Littelfuse, Inc.	13,335	2,639,530
*	LiveRamp Holdings, Inc.	6,459	426,875
#*	Lumentum Holdings, Inc.	11,247	930,014
#*	Luna Innovations, Inc.	29,586	186,688
#*	MagnaChip Semiconductor Corp.	20,000	273,800
*	Manhattan Associates, Inc.	36,372	3,109,806
	MAXIMUS, Inc.	36,325	2,454,844
*	MaxLinear, Inc.	59,147	1,563,847
*	MicroStrategy, Inc., Class A	6,360	1,062,565
*	Mitek Systems, Inc.	840	10,458
	MKS Instruments, Inc.	3,601	390,312
#*	Napco Security Technologies, Inc.	22,504	542,796
	National Instruments Corp.	31,323	979,783
#*	NCR Corp.	111,178	2,259,137
	NIC, Inc.	70,715	1,585,430
*	nLight, Inc.	9,571	203,288
*	Novanta, Inc.	34,180	3,716,050
#*	Nuance Communications, Inc.	2,232	71,223
	NVE Corp.	4,591	211,783
*	OneSpan, Inc.	31,202	684,260
*	OSI Systems, Inc.	18,589	1,434,327
#*	Paysign, Inc.	7,627	36,305
*	PDF Solutions, Inc.	30,861	578,335

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Perficient, Inc.	32,190	$1,260,560
*	PFSweb, Inc.	26,700	165,540
*	Plexus Corp.	21,450	1,491,633
	Power Integrations, Inc.	50,898	3,064,569
	Progress Software Corp.	48,759	1,773,365
#*	Qualys, Inc.	31,132	2,734,946
*	Rogers Corp.	6,609	801,143
#	Sabre Corp.	191,772	1,250,353
#*	Sailpoint Technologies Holdings, Inc.	21,447	890,265
	Sapiens International Corp. NV	24,660	669,026
	Science Applications International Corp.	8,700	664,419
*	Semtech Corp.	16,286	893,939
#*	ShotSpotter, Inc.	3,144	92,151
*	Silicon Laboratories, Inc.	16,009	1,640,282
#*	SMART Global Holdings, Inc.	22,580	595,886
*	SolarEdge Technologies, Inc.	6,808	1,754,354
*	SPS Commerce, Inc.	11,961	1,023,742
	Switch, Inc., Class A	34,650	487,179
*	Synaptics, Inc.	32,101	2,461,184
*	Telenav, Inc.	4,322	17,591
#*	Teradata Corp.	87,892	1,614,576
	TTEC Holdings, Inc.	42,090	2,305,690
#*	Tucows, Inc., Class A	852	62,869
*	Upland Software, Inc.	9,229	385,034
*	Verint Systems, Inc.	37,147	1,802,372
*	Verra Mobility Corp.	105,861	1,017,324
*	Viavi Solutions, Inc.	190,041	2,347,006
*	Virtusa Corp.	30,951	1,556,835
#*	Zix Corp.	41,800	256,234

TOTAL INFORMATION TECHNOLOGY			138,655,996

MATERIALS — (5.6%)
*	Axalta Coating Systems, Ltd.	119,987	3,012,874
	Balchem Corp.	22,533	2,252,173
*	Berry Global Group, Inc.	8,967	418,131
	Boise Cascade Co.	11,500	441,370
	Cabot Corp.	43,834	1,666,130
	Chase Corp.	8,846	841,785
	Chemours Co. (The)	116,336	2,343,007
#	Cleveland-Cliffs, Inc.	24,266	200,922
#	Compass Minerals International, Inc.	33,308	2,011,137
	Eagle Materials, Inc.	22,938	1,955,465
*	Ferro Corp.	73,726	948,116
*	Forterra, Inc.	15,660	204,363
*	GCP Applied Technologies, Inc.	59,176	1,290,629
	Graphic Packaging Holding Co.	199,543	2,651,926
*	Ingevity Corp.	34,503	1,893,525
*	Koppers Holdings, Inc.	23,691	531,389
#*	Livent Corp.	53,050	570,288
	Louisiana-Pacific Corp.	83,313	2,381,086
	Myers Industries, Inc.	33,893	486,026
	NewMarket Corp.	6,331	2,264,535
	O-I Glass, Inc.	112,954	1,065,156
	Sensient Technologies Corp.	30,641	2,004,841
	Silgan Holdings, Inc.	79,837	2,750,385
	Sonoco Products Co.	7,000	342,230
	Stepan Co.	18,035	2,099,995
	Trinseo SA	5,100	162,282
	Worthington Industries, Inc.	44,457	2,187,729
	WR Grace & Co.	53,851	2,341,980

TOTAL MATERIALS			41,319,475

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value†
REAL ESTATE — (0.5%)
#* Cushman & Wakefield P.L.C.	81,598	$956,329
* Marcus & Millichap, Inc.	36,257	1,132,306
RMR Group, Inc. (The), Class A	17,410	464,151
#* St Joe Co. (The)	35,357	956,053

TOTAL REAL ESTATE		3,508,839

UTILITIES — (0.7%)
Brookfield Renewable Corp., Class A	19,769	1,319,976
Genie Energy, Ltd., Class B	22,810	189,095
# Ormat Technologies, Inc.	33,340	2,362,806
* Sunnova Energy International, Inc.	61,640	1,483,058

TOTAL UTILITIES		5,354,935

TOTAL COMMON STOCKS		691,386,033

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
* GCI Liberty, Inc.	2,460	69,495

TOTAL INVESTMENT SECURITIES (Cost $549,867,059)		691,455,528

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.026%	981,247	981,247

SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	4,518,726	52,286,183

TOTAL INVESTMENTS — (100.0%) (Cost $603,129,138)		$744,722,958

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$13,705,635	—	—	$13,705,635
Consumer Discretionary	151,665,234	—	—	151,665,234
Consumer Staples	39,325,727	—	—	39,325,727
Energy	1,837,138	—	—	1,837,138
Financials	52,279,833	—	—	52,279,833
Health Care	78,475,789	$4,056	—	78,479,845
Industrials	165,253,376	—	—	165,253,376
Information Technology	138,655,996	—	—	138,655,996
Materials	41,319,475	—	—	41,319,475
Real Estate	3,508,839	—	—	3,508,839
Utilities	5,354,935	—	—	5,354,935

U.S. SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$69,495	—	—	$69,495
Temporary Cash Investments	981,247	—	—	981,247
Securities Lending Collateral	—	$52,286,183	—	52,286,183

TOTAL	$692,432,719	$52,290,239	—	$744,722,958

See accompanying Notes to Financial Statements.

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.2%)
	Altium, Ltd.	7,521	$197,405
	Aristocrat Leisure, Ltd.	92,157	1,855,741
	BHP Group, Ltd.	165,660	3,971,140
#	BHP Group, Ltd., Sponsored ADR	9,711	467,196
	Brambles, Ltd.	182,316	1,229,597
	Carsales.com, Ltd.	39,084	571,009
*	CIMIC Group, Ltd.	22,129	334,453
	Coca-Cola Amatil, Ltd.	99,584	870,546
	Coles Group, Ltd.	136,419	1,704,184
	Computershare, Ltd.	85,729	732,632
	CSL, Ltd.	33,058	6,692,833
	Domino’s Pizza Enterprises, Ltd.	11,260	670,664
	Evolution Mining, Ltd.	148,541	582,345
	Fortescue Metals Group, Ltd.	132,531	1,621,317
	IDP Education, Ltd.	29,385	398,662
	James Hardie Industries P.L.C.	47,684	1,157,761
	JB Hi-Fi, Ltd.	26,500	885,510
	Magellan Financial Group, Ltd.	23,475	909,857
	Medibank Pvt, Ltd.	262,281	492,347
	Northern Star Resources, Ltd.	80,600	851,451
	Ramsay Health Care, Ltd.	32,804	1,437,284
#	REA Group, Ltd.	9,261	770,163
	Rio Tinto, Ltd.	21,492	1,398,137
	Telstra Corp., Ltd.	430,771	811,222
	Wesfarmers, Ltd.	40,847	1,322,202
	Woolworths Group, Ltd.	60,528	1,628,221

TOTAL AUSTRALIA			33,563,879

AUSTRIA — (0.1%)
	OMV AG	12,000	277,396
#	Verbund AG	930	53,637

TOTAL AUSTRIA			331,033

BELGIUM — (0.8%)
#	Anheuser-Busch InBev SA	27,797	1,437,832
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	93,178
	Etablissements Franz Colruyt NV	6,221	367,999
	Proximus SADP	23,321	453,365
	UCB SA	6,860	677,573
#	Umicore SA	35,303	1,360,977

TOTAL BELGIUM			4,390,924

CANADA — (7.8%)
	Agnico Eagle Mines, Ltd.	32,349	2,564,952
	Alimentation Couche-Tard, Inc., Class B	78,133	2,406,213
	B2Gold Corp.	171,175	1,101,081
	Barrick Gold Corp.	11,960	319,691
*	Bausch Health Cos., Inc.	50,450	832,425
*	Bausch Health Cos., Inc.	4,800	79,081
	BCE, Inc.	9,101	365,734
#	BCE, Inc.	5,184	208,500
	CAE, Inc.	22,140	377,930
	Canadian National Railway Co.	41,022	4,079,638
	Canadian Pacific Railway, Ltd.	700	209,186
	Canadian Pacific Railway, Ltd.	8,108	2,425,346

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Canadian Tire Corp., Ltd., Class A	400	$44,669
	CCL Industries, Inc., Class B	18,613	709,705
*	CGI, Inc.	13,317	827,918
*	CGI, Inc.	13,012	807,402
	Constellation Software, Inc.	3,145	3,301,483
*	Descartes Systems Group, Inc. (The)	3,113	167,355
	Dollarama, Inc.	12,585	433,386
#	Empire Co., Ltd., Class A	31,487	859,080
	FirstService Corp.	5,714	766,198
#	Franco-Nevada Corp.	2,332	318,435
	George Weston, Ltd.	11,782	826,234
	Intact Financial Corp.	10,378	1,071,996
	Kirkland Lake Gold, Ltd.	12,800	583,172
	Kirkland Lake Gold, Ltd.	18,574	847,346
	Loblaw Cos., Ltd.	25,231	1,255,963
	Metro, Inc.	22,140	1,032,795
#	Northland Power, Inc.	21,723	702,577
#	Open Text Corp.	5,725	210,342
	Open Text Corp.	34,773	1,277,212
	Pan American Silver Corp.	8,900	282,839
	Parkland Corp.	2,328	56,859
#	Quebecor, Inc., Class B	26,710	619,685
	Restaurant Brands International, Inc.	15,176	788,587
	Restaurant Brands International, Inc.	3,973	206,596
	Ritchie Bros Auctioneers, Inc.	7,564	458,507
	Ritchie Bros Auctioneers, Inc.	547	33,165
	Rogers Communications, Inc., Class B	16,595	674,113
	Rogers Communications, Inc., Class B	20,528	833,642
	Royal Bank of Canada	2,830	197,885
	Royal Bank of Canada	3,945	276,111
#	Saputo, Inc.	22,674	551,916
	Shaw Communications, Inc., Class B	52,573	867,454
	TC Energy Corp.	5,300	208,611
	TC Energy Corp.	38,077	1,502,518
#	Thomson Reuters Corp.	10,296	801,544
#	Toromont Industries, Ltd.	12,204	759,830
	Waste Connections, Inc.	7,907	785,373
	Waste Connections, Inc.	1,440	142,735
#	WSP Global, Inc.	15,338	970,152

TOTAL CANADA			42,031,167

DENMARK — (1.9%)
	Coloplast A.S., Class B	9,097	1,330,372
	Novo Nordisk A.S., Class B	140,931	8,986,555

TOTAL DENMARK			10,316,927

FINLAND — (1.2%)
	Elisa Oyj	23,831	1,171,738
	Kesko Oyj, Class A	13,980	342,859
	Kesko Oyj, Class B	35,050	899,403
	Kone Oyj, Class B	26,054	2,074,240
	Neste Oyj	29,406	1,533,627
	Orion Oyj, Class A	642	27,664
	Orion Oyj, Class B	4,927	210,874

TOTAL FINLAND			6,260,405

FRANCE — (9.7%)
	Air Liquide SA	31,945	4,671,582

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Airbus SE	60,661	$4,438,325
	BioMerieux	751	111,823
*	Bureau Veritas SA	59,188	1,297,895
	Capgemini SE	5,635	650,661
	Danone SA	28,672	1,590,298
*	Eurofins Scientific SE	1,970	1,568,750
Ω	Euronext NV	2,822	293,831
	Hermes International	2,935	2,732,778
	Ipsen SA	7,521	685,012
	Kering SA	6,880	4,157,695
	Legrand SA	35,691	2,641,823
	L’Oreal SA	2,332	753,668
	LVMH Moet Hennessy Louis Vuitton SE	22,088	10,353,699
*	Safran SA	28,927	3,051,217
	Sartorius Stedim Biotech	2,805	1,064,110
	SEB SA	3,918	636,727
	Sodexo SA	16,392	1,052,958
	STMicroelectronics NV	82,378	2,512,875
#	STMicroelectronics NV	5,506	168,153
#	Teleperformance	7,733	2,321,314
	Thales SA	18,476	1,203,902
*	Ubisoft Entertainment SA	17,810	1,573,217
	Vinci SA	34,742	2,744,099

TOTAL FRANCE			52,276,412

GERMANY — (7.4%)
*	Adidas AG	13,494	4,009,133
	Bechtle AG	3,357	576,453
	Beiersdorf AG	454	47,538
	Brenntag AG	26,013	1,662,657
	Carl Zeiss Meditec AG	2,928	378,327
	Deutsche Boerse AG	19,530	2,877,814
	Deutsche Post AG	103,523	4,590,001
	Deutsche Telekom AG	365,565	5,556,130
	E.ON SE	103,116	1,073,867
*	Fielmann AG	4,464	338,112
	Fresenius Medical Care AG & Co. KGaA	11,110	848,384
Ω	Hapag-Lloyd AG	1,121	69,960
*	HelloFresh SE	1,333	71,231
	Hochtief AG	5,744	422,561
	Infineon Technologies AG	216,788	6,035,633
	KION Group AG	10,936	852,143
	Knorr-Bremse AG	9,003	1,042,794
	Merck KGaA	5,467	809,833
	MTU Aero Engines AG	5,481	936,820
	Nemetschek SE	9,226	668,026
#*	Puma SE	7,842	686,513
#*	Puma SE	450	39,328
#	Rational AG	599	449,286
	SAP SE, Sponsored ADR	5,177	553,059
	SAP SE	29,366	3,132,899
	Symrise AG	13,281	1,637,685
*Ω	Zalando SE	6,417	597,579

TOTAL GERMANY			39,963,766

HONG KONG — (2.4%)
	AIA Group, Ltd.	341,800	3,252,970
	Chow Tai Fook Jewellery Group, Ltd.	152,000	194,264

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	HKT Trust & HKT, Ltd.	139,000	$179,764
	Hong Kong Exchanges & Clearing, Ltd.	89,890	4,307,413
	MGM China Holdings, Ltd.	108,000	142,524
	NagaCorp., Ltd.	290,000	299,960
	PCCW, Ltd.	84,249	50,687
*	Prada SpA	62,200	246,183
	Sands China, Ltd.	198,800	697,709
	Techtronic Industries Co., Ltd.	229,000	3,084,479
	Vitasoy International Holdings, Ltd.	110,000	444,939
*	Wynn Macau, Ltd.	268,000	370,278

TOTAL HONG KONG			13,271,170

IRELAND — (0.5%)
	Kerry Group P.L.C., Class A	5,616	672,246
*	Kingspan Group P.L.C.	11,512	1,004,644
	Smurfit Kappa Group P.L.C.	30,768	1,159,310

TOTAL IRELAND			2,836,200

ISRAEL — (0.3%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	98,235	110,766
	Elbit Systems, Ltd.	318	35,833
#	Elbit Systems, Ltd.	1,614	181,026
	Mizrahi Tefahot Bank, Ltd.	6,419	125,172
#*	Nice, Ltd., Sponsored ADR	1,919	438,031
*	Shapir Engineering and Industry, Ltd.	9,190	61,871
	Shufersal, Ltd.	16,148	121,537
	Strauss Group, Ltd.	4,186	120,624
*	Tower Semiconductor, Ltd.	4,828	101,871
*	Tower Semiconductor, Ltd.	9,492	194,681

TOTAL ISRAEL			1,491,412

ITALY — (1.7%)
*	CNH Industrial NV	61,000	472,974
	DiaSorin SpA	1,542	338,513
	Enel SpA	306,502	2,436,845
	Ferrari NV	5,787	1,032,389
#	Ferrari NV	7,617	1,359,025
*	FinecoBank Banca Fineco SpA	34,853	478,527
*	Moncler SpA	29,895	1,196,150
	Recordati Industria Chimica e Farmaceutica SpA	11,853	614,514
	Snam SpA	248,867	1,213,496

TOTAL ITALY			9,142,433

JAPAN — (24.2%)
	Advantest Corp.	37,800	2,189,488
	Aeon Co., Ltd.	55,400	1,415,369
	Ain Holdings, Inc.	3,000	209,842
#	Anritsu Corp.	13,500	295,548
	Asahi Group Holdings, Ltd.	30,300	937,697
	Asahi Intecc Co., Ltd.	21,900	678,641
	Astellas Pharma, Inc.	158,300	2,170,758
	Bandai Namco Holdings, Inc.	14,200	1,061,234
	Benefit One, Inc.	11,300	282,779
	Calbee, Inc.	8,400	257,684
	Capcom Co., Ltd.	8,900	486,755
#*	Change, Inc.	400	30,652
	Chugai Pharmaceutical Co., Ltd.	38,400	1,482,240

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	2,400	$407,615
	Create SD Holdings Co., Ltd.	2,400	77,400
	CyberAgent, Inc.	19,400	1,220,228
	Daifuku Co., Ltd.	9,651	995,190
	Daikin Industries, Ltd.	21,100	3,948,511
	Daito Trust Construction Co., Ltd.	16,300	1,482,732
	Disco Corp.	1,000	269,908
	DMG Mori Co., Ltd.	800	10,696
	Eisai Co., Ltd.	11,600	901,941
#	Elecom Co., Ltd.	1,000	50,080
	Fancl Corp.	8,200	258,390
	Fast Retailing Co., Ltd.	5,000	3,487,708
	FP Corp.	7,800	311,077
	Fuji Kyuko Co., Ltd.	3,699	158,674
	Fuji Oil Holdings, Inc.	5,400	170,865
	Fujitsu General, Ltd.	6,000	166,537
	Fujitsu, Ltd.	20,500	2,425,449
	GMO internet, Inc.	13,800	368,077
	GMO Payment Gateway, Inc.	7,700	943,469
	Goldwin, Inc.	3,500	261,072
	GungHo Online Entertainment, Inc.	4,140	102,867
	Hakuhodo DY Holdings, Inc.	28,200	359,301
	Hamamatsu Photonics KK	5,000	251,599
	Hikari Tsushin, Inc.	2,929	686,981
	Hoya Corp.	21,900	2,471,566
	Infomart Corp.	34,600	286,143
	IR Japan Holdings, Ltd.	100	11,072
#	Ito En, Ltd.	10,200	645,999
	Itochu Techno-Solutions Corp.	7,400	251,063
	Japan Exchange Group, Inc.	56,900	1,389,112
	Japan Tobacco, Inc.	99,600	1,875,187
	Justsystems Corp.	4,500	294,316
	Kakaku.com, Inc.	23,100	610,473
	Kao Corp.	44,000	3,132,742
	Katitas Co., Ltd.	900	25,534
	KDDI Corp.	199,200	5,389,354
	Kikkoman Corp.	12,700	632,462
	Kirin Holdings Co., Ltd.	46,500	838,319
	Kobayashi Pharmaceutical Co., Ltd.	300	29,234
#	Kobe Bussan Co., Ltd.	21,000	590,836
	Konami Holdings Corp.	9,800	383,555
	Kose Corp.	3,800	484,407
	Kusuri no Aoki Holdings Co., Ltd.	3,000	239,478
	Lasertec Corp.	14,300	1,238,678
	Lawson, Inc.	12,800	588,103
	Life Corp.	2,100	73,856
	Lion Corp.	17,200	350,732
	M3, Inc.	23,100	1,560,075
	Mani, Inc.	2,700	67,545
	Maruwa Unyu Kikan Co., Ltd.	3,600	154,686
	McDonald’s Holdings Co. Japan, Ltd.	6,500	308,239
	MEIJI Holdings Co., Ltd.	17,900	1,296,846
	Menicon Co., Ltd.	1,100	77,668
	Minebea Mitsumi, Inc.	66,900	1,208,305
	MISUMI Group, Inc.	18,300	543,502
	MonotaRO Co., Ltd.	23,100	1,277,700
	Morinaga & Co., Ltd.	6,300	239,370
	Murata Manufacturing Co., Ltd.	33,400	2,342,297
	Nabtesco Corp.	11,500	429,620

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	NET One Systems Co., Ltd.	10,800	$322,904
	Nichirei Corp.	18,700	471,217
	Nidec Corp.	4,200	424,208
	Nifco, Inc.	6,500	194,559
	Nihon M&A Center, Inc.	26,500	1,556,121
	Nihon Unisys, Ltd.	16,800	495,204
	Nintendo Co., Ltd.	3,300	1,784,273
	Nippon Sanso Holdings Corp.	32,400	475,037
	Nissan Chemical Corp.	18,200	965,886
	Nitori Holdings Co., Ltd.	2,700	555,003
	Nomura Research Institute, Ltd.	22,130	652,337
	NS Solutions Corp.	3,500	102,496
	NTT Data Corp.	67,000	756,176
	NTT DOCOMO, Inc.	109,500	4,077,253
	Obic Co., Ltd.	500	88,521
	Olympus Corp.	102,000	1,952,696
	Open House Co., Ltd.	14,200	483,540
	Oracle Corp.	4,400	439,736
	Otsuka Corp.	12,800	588,181
	Pan Pacific International Holdings Corp.	31,800	674,746
*	Park24 Co., Ltd.	23,500	317,435
	Persol Holdings Co., Ltd.	41,500	628,567
	Pigeon Corp.	21,100	971,687
	Pola Orbis Holdings, Inc.	8,700	171,557
#	Rakus Co., Ltd.	2,900	56,990
	Recruit Holdings Co., Ltd.	121,500	4,623,154
	Relo Group, Inc.	18,500	443,977
*	Renesas Electronics Corp.	130,700	1,078,882
	Rohto Pharmaceutical Co., Ltd.	7,500	234,472
	Ryohin Keikaku Co., Ltd.	43,700	917,233
	Santen Pharmaceutical Co., Ltd.	35,000	623,560
	SCSK Corp.	9,000	447,493
	Seria Co., Ltd.	3,900	150,264
	Seven Bank, Ltd.	78,600	180,383
	SG Holdings Co., Ltd.	19,000	458,288
	Sharp Corp.	56,233	650,257
	Shimadzu Corp.	22,800	651,928
	Shimano, Inc.	2,000	457,431
	Shin-Etsu Chemical Co., Ltd.	19,700	2,631,265
	Shionogi & Co., Ltd.	14,900	702,832
	Ship Healthcare Holdings, Inc.	6,600	313,185
	Shiseido Co., Ltd.	22,100	1,368,145
#	Skylark Holdings Co., Ltd.	50,300	717,416
	SMS Co., Ltd.	13,000	382,748
	Softbank Corp.	144,100	1,676,959
	SoftBank Group Corp.	39,080	2,545,428
	Sohgo Security Services Co., Ltd.	7,500	349,461
	Sony Corp.	106,900	8,911,871
	Square Enix Holdings Co., Ltd.	8,000	464,822
	Sugi Holdings Co., Ltd.	3,600	237,726
	SUMCO Corp.	53,900	822,076
	Sundrug Co., Ltd.	12,300	456,721
	Suntory Beverage & Food, Ltd.	7,700	265,555
	Sushiro Global Holdings, Ltd.	18,400	499,495
	Sysmex Corp.	13,500	1,268,038
	Taiyo Yuden Co., Ltd.	31,700	1,172,485
	TechnoPro Holdings, Inc.	6,700	416,723
	Terumo Corp.	20,900	769,203
	TIS, Inc.	23,700	453,266

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Toei Animation Co., Ltd.	1,000	$69,960
	Tokyo Electron, Ltd.	13,700	3,677,228
	Toshiba TEC Corp.	7,100	284,267
	TOTO, Ltd.	11,899	543,254
	Trend Micro, Inc.	22,600	1,265,942
	Tsuruha Holdings, Inc.	5,500	770,137
	Unicharm Corp.	11,500	532,115
	USS Co., Ltd.	32,200	588,956
	Welcia Holdings Co., Ltd.	18,000	705,443
#	Workman Co., Ltd.	2,000	177,339
	Yamaha Corp.	1,000	47,405
	Yaoko Co., Ltd.	3,100	219,424
	Yaskawa Electric Corp.	16,600	645,471
	Z Holdings Corp.	137,300	957,401
	Zenkoku Hosho Co., Ltd.	9,400	370,717
	Zensho Holdings Co., Ltd.	16,600	387,927
	ZOZO, Inc.	24,900	631,660

TOTAL JAPAN			130,576,846

NETHERLANDS — (3.8%)
*Ω	Adyen NV	693	1,164,755
	ASML Holding NV	2,127	769,555
	ASML Holding NV	13,926	5,030,210
*Ω	GrandVision NV	6,267	174,214
	Unilever NV	115,804	6,549,874
#	Unilever NV	42,536	2,397,913
	Wolters Kluwer NV	58,502	4,736,712

TOTAL NETHERLANDS			20,823,233

NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd. (The)	67,080	649,547
	Fisher & Paykel Healthcare Corp., Ltd.	16,276	376,535
	Spark New Zealand, Ltd.	241,153	715,661

TOTAL NEW ZEALAND			1,741,743

NORWAY — (0.6%)
#	Aker BP ASA	16,422	255,745
*	Bakkafrost P/F	2,048	117,159
	Gjensidige Forsikring ASA	5,014	95,542
	Mowi ASA	31,193	492,786
	Orkla ASA	9,937	93,803
*	Salmar ASA	6,714	340,940
Ω	Scatec Solar ASA	9,168	202,812
#*	Schibsted ASA, Class A	5,976	244,286
*	Schibsted ASA, Class B	4,592	165,692
	Telenor ASA	59,542	920,060
	Tomra Systems ASA	13,193	532,821

TOTAL NORWAY			3,461,646

PORTUGAL — (0.1%)
	EDP Renovaveis SA	6,210	118,056
	Jeronimo Martins SGPS SA	14,536	230,886

TOTAL PORTUGAL			348,942

SINGAPORE — (0.7%)
	Dairy Farm International Holdings, Ltd.	48,900	184,198

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	DBS Group Holdings, Ltd.	59,400	$884,814
	SATS, Ltd.	89,300	194,748
	Singapore Exchange, Ltd.	121,500	770,596
	Singapore Technologies Engineering, Ltd.	196,300	501,805
	Singapore Telecommunications, Ltd.	362,200	538,418
	Singapore Telecommunications, Ltd.	10,900	16,294
	United Overseas Bank, Ltd.	4,823	67,013
	Venture Corp., Ltd.	34,900	491,977

TOTAL SINGAPORE			3,649,863

SPAIN — (1.8%)
	ACS Actividades de Construccion y Servicios SA	3,134	74,497
*Ω	Aena SME SA	6,495	875,109
	Amadeus IT Group SA	47,386	2,257,761
Ω	Cellnex Telecom SA	18,240	1,170,843
	Endesa SA	34,831	934,489
#	Grifols SA	30,104	813,536
	Industria de Diseno Textil SA	61,458	1,517,356
	Telefonica SA	589,834	1,918,747

TOTAL SPAIN			9,562,338

SWEDEN — (2.7%)
*	AAK AB	5,532	107,665
	AddTech AB, Class B	30,712	339,401
*	Alfa Laval AB	33,340	677,195
	Assa Abloy AB, Class B	46,634	999,482
	Atlas Copco AB, Class A	63,342	2,795,989
	Atlas Copco AB, Class B	37,577	1,439,792
	Axfood AB	16,520	383,977
	Beijer Ref AB	8,402	232,624
#	Electrolux AB, Class B	30,287	682,923
*	Electrolux Professional AB, Class B	24,784	93,430
	Elekta AB, Class B	25,642	299,909
#	Epiroc AB, Class A	38,561	575,778
	Epiroc AB, Class B	24,352	348,614
	Essity AB, Class A	680	20,595
#	Essity AB, Class B	44,861	1,298,425
Ω	Evolution Gaming Group AB	16,947	1,256,963
#	Hennes & Mauritz AB, Class B	57,917	941,638
*	Indutrade AB	8,661	438,497
	Lifco AB, Class B	4,184	306,275
*	Nibe Industrier AB, Class B	9,328	224,607
*Ω	Sinch AB	1,485	140,975
	Sweco AB, Class B	6,397	321,898
*	Swedish Orphan Biovitrum AB	13,930	240,237
	Telefonaktiebolaget LM Ericsson, Class B	11,428	127,588
*Ω	Thule Group AB	5,555	181,751

TOTAL SWEDEN			14,476,228

SWITZERLAND — (9.2%)
	EMS-Chemie Holding AG	1,479	1,300,897
	Geberit AG	5,082	2,892,518
	Givaudan SA	97	395,560
	Kuehne + Nagel International AG	13,649	2,727,931
	Nestle SA	80,928	9,102,611
	Partners Group Holding AG	2,289	2,060,800
	Roche Holding AG	2,118	682,422
	Roche Holding AG	54,937	17,652,980

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Schindler Holding AG	1,282	$329,529
	SGS SA	1,431	3,574,367
	Sika AG	30,158	7,419,011
	Temenos AG	14,830	1,593,804

TOTAL SWITZERLAND			49,732,430

UNITED KINGDOM — (12.5%)
	Admiral Group P.L.C.	34,875	1,242,382
	Ashtead Group P.L.C.	101,910	3,682,753
	AstraZeneca P.L.C., Sponsored ADR	107,948	5,414,672
	AstraZeneca P.L.C.	15,702	1,576,567
Ω	Auto Trader Group P.L.C.	147,096	1,105,930
	B&M European Value Retail SA	75,295	472,545
	BAE Systems P.L.C.	202,173	1,039,248
	BHP Group P.L.C., ADR	12,367	480,705
	BHP Group P.L.C.	71,676	1,388,532
*	Boohoo Group P.L.C.	34,295	120,194
	Bunzl P.L.C.	18,880	586,909
	Burberry Group P.L.C.	61,566	1,081,272
	Coca-Cola HBC AG	18,332	416,415
	Compass Group P.L.C.	221,144	3,026,956
	Croda International P.L.C.	10,792	843,513
	Diageo P.L.C., Sponsored ADR	24,848	3,234,713
	Diageo P.L.C.	14,605	472,002
	Evraz P.L.C.	83,618	389,382
	Experian P.L.C.	123,602	4,528,021
	Ferguson P.L.C.	23,355	2,319,598
	Fresnillo P.L.C.	8,502	128,231
*	G4S P.L.C.	30,434	80,252
	Games Workshop Group P.L.C.	345	46,381
	GlaxoSmithKline P.L.C., Sponsored ADR	190,460	6,365,173
	Hargreaves Lansdown P.L.C.	46,044	808,353
	Hikma Pharmaceuticals P.L.C.	8,164	265,440
	HomeServe P.L.C.	29,783	426,832
*	Howden Joinery Group P.L.C.	88,429	730,056
	Imperial Brands P.L.C.	190,420	3,013,909
#*	InterContinental Hotels Group P.L.C., ADR	6,985	357,231
	International Consolidated Airlines Group SA	13,721	17,159
	Intertek Group P.L.C.	27,700	1,995,252
	JD Sports Fashion P.L.C.	69,797	671,480
	Next P.L.C.	24,843	1,876,305
*	NMC Health P.L.C.	4,287	1,175
	Reckitt Benckiser Group P.L.C.	11,413	1,005,354
	RELX P.L.C., Sponsored ADR	13,140	259,252
	RELX P.L.C.	57,560	1,138,992
	RELX P.L.C.	71,813	1,420,784
*	Rentokil Initial P.L.C.	174,114	1,185,404
*	Rightmove P.L.C.	159,472	1,276,283
	Rio Tinto P.L.C.	4,479	253,338
#	Rio Tinto P.L.C., Sponsored ADR	43,071	2,445,141
	Spirax-Sarco Engineering P.L.C.	7,219	1,055,370
	SSE P.L.C.	182,296	2,989,560
#	Unilever P.L.C., Sponsored ADR	76,255	4,333,572
	Unilever P.L.C.	712	40,576

TOTAL UNITED KINGDOM			67,609,164

TOTAL COMMON STOCKS			517,858,161

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Fuchs Petrolub SE	1,006	$51,780
Henkel AG & Co. KGaA	256	24,912
Sartorius AG	3,902	1,651,638

TOTAL GERMANY		1,728,330

TOTAL INVESTMENT SECURITIES (Cost $430,731,919)		519,586,491

		Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§ The DFA Short Term Investment Fund	1,774,987	20,538,372

TOTAL INVESTMENTS — (100.0%) (Cost $451,265,909)		$540,124,863

As of October 31, 2020, International Large Cap Growth Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	5	12/18/20	$809,324	$816,175	$6,851

Total Futures Contracts.			$809,324	$816,175	$6,851

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$467,196	$33,096,683	—	$33,563,879
Austria	—	331,033	—	331,033
Belgium	93,178	4,297,746	—	4,390,924
Canada	42,031,167	—	—	42,031,167
Denmark	—	10,316,927	—	10,316,927
Finland	—	6,260,405	—	6,260,405
France	168,153	52,108,259	—	52,276,412
Germany	592,387	39,371,379	—	39,963,766
Hong Kong	—	13,271,170	—	13,271,170
Ireland	—	2,836,200	—	2,836,200
Israel	720,928	770,484	—	1,491,412
Italy	1,359,025	7,783,408	—	9,142,433
Japan	—	130,576,846	—	130,576,846
Netherlands	11,580,084	9,243,149	—	20,823,233
New Zealand	—	1,741,743	—	1,741,743
Norway	—	3,461,646	—	3,461,646
Portugal	—	348,942	—	348,942
Singapore	—	3,649,863	—	3,649,863
Spain	—	9,562,338	—	9,562,338
Sweden	—	14,476,228	—	14,476,228
Switzerland	—	49,732,430	—	49,732,430
United Kingdom	22,890,459	44,718,705	—	67,609,164

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$1,728,330	—	$1,728,330
Securities Lending Collateral	—	20,538,372	—	20,538,372
Futures Contracts**	$6,851	—	—	6,851

TOTAL	$79,909,428	$460,222,286	—	$540,131,714

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRALIA — (6.7%)
*	3P Learning, Ltd.	20,996	$18,256
	Adairs, Ltd.	38,242	102,122
	ALS, Ltd.	91,219	603,617
	Altium, Ltd.	23,266	610,667
	Appen, Ltd.	16,585	377,748
	ARB Corp., Ltd.	17,752	384,527
	Asaleo Care, Ltd.	72,248	48,120
	AUB Group, Ltd.	12,806	150,107
#	Australian Ethical Investment, Ltd.	14,327	43,000
#	Australian Finance Group, Ltd.	35,936	50,713
	Baby Bunting Group, Ltd.	16,608	47,738
	Bapcor, Ltd.	75,058	404,546
#*	Blackmores, Ltd.	3,583	176,966
	Bravura Solutions, Ltd.	59,861	123,540
	Breville Group, Ltd.	23,607	437,374
	BSA, Ltd.	40,239	8,223
	Carsales.com, Ltd.	49,391	721,591
*	Champion Iron, Ltd.	82,726	195,869
	Citadel Group, Ltd. (The)	11,619	46,318
*	City Chic Collective, Ltd.	27,481	51,106
#	Class, Ltd.	11,009	17,272
#	Clinuvel Pharmaceuticals, Ltd.	8,616	125,200
	Clover Corp., Ltd.	41,094	51,098
	Codan, Ltd.	29,274	243,082
	Collins Foods, Ltd.	26,555	180,240
*	Corporate Travel Management, Ltd.	7,153	73,407
	Costa Group Holdings, Ltd.	83,913	209,956
	Data#3, Ltd.	32,737	143,677
*	Deterra Royalties, Ltd.	93,166	257,362
	Dicker Data, Ltd.	9,707	65,693
	Eagers Automotive, Ltd.	29,034	222,061
	Elders, Ltd.	24,669	194,516
	GUD Holdings, Ltd.	19,824	176,837
#	GWA Group, Ltd.	51,064	94,635
	Hansen Technologies, Ltd.	41,024	113,985
#	HUB24, Ltd.	12,795	206,739
	HUB24, Ltd.	510	8,234
	IDP Education, Ltd.	4,683	63,534
	Iluka Resources, Ltd.	93,166	337,606
	Imdex, Ltd.	47,717	40,421
	Infomedia, Ltd.	103,163	112,554
	Inghams Group, Ltd.	77,027	154,992
	Integral Diagnostics, Ltd.	27,072	80,027
#	Integrated Research, Ltd.	30,886	76,274
#	InvoCare, Ltd.	34,465	244,837
	IPH, Ltd.	47,938	222,186
	IRESS, Ltd.	44,874	290,366
	JB Hi-Fi, Ltd.	4,965	165,908
	Johns Lyng Group, Ltd.	22,819	49,575
	Jumbo Interactive, Ltd.	9,248	70,697
	Kogan.com, Ltd.	14,243	206,182
	Lifestyle Communities, Ltd.	18,947	135,525
#	Lovisa Holdings, Ltd.	9,281	49,093
	Lycopodium, Ltd.	3,350	9,772
*	Lynas Corp., Ltd.	222,695	443,063
*	Macquarie Telecom Group, Ltd.	1,743	59,228
	McMillan Shakespeare, Ltd.	16,320	107,356

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	McPherson’s, Ltd.	24,538	$39,139
	McPherson’s, Ltd.	3,660	5,840
#	Metcash, Ltd.	228,442	473,850
	MNF Group, Ltd.	6,395	20,219
	Moelis Australia, Ltd.	6,390	17,948
	Monadelphous Group, Ltd.	20,046	128,908
#*	nearmap, Ltd.	74,639	120,785
	Netwealth Group, Ltd.	23,135	280,988
	nib holdings, Ltd.	102,149	298,923
#	Nick Scali, Ltd.	16,734	98,028
	Objective Corp., Ltd.	2,692	24,580
	OFX Group, Ltd.	60,218	52,855
	Orora, Ltd.	158,591	287,418
#	Over the Wire Holdings, Ltd.	4,954	15,373
	Pact Group Holdings, Ltd.	53,173	87,838
	Pendal Group, Ltd.	46,707	212,494
	People Infrastructure, Ltd.	9,215	21,636
	Perpetual, Ltd.	11,767	225,207
	Platinum Asset Management, Ltd.	71,391	153,128
#*	Praemium, Ltd.	79,053	36,209
	Premier Investments, Ltd.	14,966	224,461
	Pro Medicus, Ltd.	10,867	248,049
	PSC Insurance Group, Ltd.	13,507	27,512
	PWR Holdings, Ltd.	10,213	32,592
	Ramelius Resources, Ltd.	197,670	269,870
*	Red 5, Ltd.	58,748	11,420
	Regis Resources, Ltd.	114,088	334,862
#	Resimac Group, Ltd.	19,027	18,621
#	Rhipe, Ltd.	12,218	17,637
*	RPMGlobal Holdings, Ltd.	16,309	12,379
	SeaLink Travel Group, Ltd.	2,467	10,129
	Service Stream, Ltd.	75,546	106,542
#*	Seven West Media, Ltd.	153,225	17,753
*	Silver Lake Resources, Ltd.	63,862	95,635
	SmartGroup Corp., Ltd.	25,725	98,439
	Steadfast Group, Ltd.	184,751	463,215
	Super Retail Group, Ltd.	27,226	214,271
	Technology One, Ltd.	59,041	372,711
*	Westgold Resources, Ltd.	32,522	59,171

TOTAL AUSTRALIA			15,141,973

AUSTRIA — (0.7%)
	ANDRITZ AG	22,054	743,806
	AT&S Austria Technologie & Systemtechnik AG	5,821	105,805
	Mayr Melnhof Karton AG	117	19,113
	Oesterreichische Post AG	9,331	296,333
	Palfinger AG	3,871	89,599
#	Rosenbauer International AG	731	25,292
	Telekom Austria AG	48,526	326,391
	Zumtobel Group AG	3,062	17,115

TOTAL AUSTRIA			1,623,454

BELGIUM — (1.1%)
*	AGFA-Gevaert NV	39,260	149,272
*	Argenx SE	1,663	414,988
	Atenor	870	52,121
*	bpost SA	8,934	79,168
	Etablissements Franz Colruyt NV	745	44,070

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Fagron	15,824	$351,310
#*	Kinepolis Group NV	3,708	94,191
	Lotus Bakeries NV	79	309,123
	Melexis NV	3,869	294,504
	Orange Belgium SA	7,053	117,538
	Proximus SADP	14,883	289,328
	Recticel SA	10,529	103,434
	Resilux	219	33,433
*	Tessenderlo Group SA	3,465	117,946
	Van de Velde NV	1,365	34,755

TOTAL BELGIUM			2,485,181

CANADA — (10.3%)
#*	AcuityAds Holdings, Inc.	4,000	13,540
*	Air Canada	17,255	190,772
	AirBoss of America Corp.	2,900	38,963
*	Alcanna, Inc.	3,400	12,428
*	Almonty Industries, Inc.	12,000	5,674
	Altus Group, Ltd.	10,149	415,238
	Andrew Peller, Ltd., Class A	8,000	62,388
*	Aritzia, Inc.	21,226	320,549
#*	ATS Automation Tooling Systems, Inc.	18,157	224,867
#	Badger Daylighting, Ltd.	9,038	262,260
	Bird Construction, Inc.	10,300	49,324
	Boralex, Inc., Class A	20,856	606,598
	CAE, Inc.	29,279	499,793
	Calian Group, Ltd.	2,303	111,425
	Canacol Energy, Ltd.	33,408	90,522
#*	Canada Goose Holdings, Inc.	7,500	233,900
#*	Canada Goose Holdings, Inc.	5,600	174,608
	CI Financial Corp.	51,572	601,151
#	Clearwater Seafoods, Inc.	4,851	26,252
	Cogeco Communications, Inc.	3,114	216,902
	Cogeco, Inc.	1,500	89,709
	Colliers International Group, Inc.	8,919	631,687
	Computer Modelling Group, Ltd.	25,656	91,085
	Corby Spirit and Wine, Ltd.	2,600	29,038
*	CRH Medical Corp.	17,865	35,534
*	Descartes Systems Group, Inc. (The)	5,924	318,474
#	Dundee Precious Metals, Inc.	31,500	209,007
*	Endeavour Mining Corp.	20,300	497,939
	Enghouse Systems, Ltd.	10,214	506,828
*	ERO Copper Corp.	17,559	229,982
	Evertz Technologies, Ltd.	6,300	55,656
#	Extendicare, Inc.	22,325	85,459
	Fiera Capital Corp.	19,381	137,324
	Finning International, Inc.	29,763	452,600
#*	First Majestic Silver Corp.	27,600	282,360
	First National Financial Corp.	3,437	95,451
*	Fortuna Silver Mines, Inc.	21,910	145,044
*	GDI Integrated Facility Services, Inc.	2,311	63,694
#	Gibson Energy, Inc.	39,180	576,981
#	Gildan Activewear, Inc.	24,198	502,592
	goeasy, Ltd.	1,930	99,955
#*	Golden Star Resources, Ltd.	18,296	74,568
*	Great Canadian Gaming Corp.	13,827	236,106
#	HLS Therapeutics, Inc.	4,400	48,647
*	IBI Group, Inc.	3,700	17,718
	Information Services Corp.	2,603	36,614

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
#	Innergex Renewable Energy, Inc.	31,440	$566,831
	Intertape Polymer Group, Inc.	15,246	173,367
	Jamieson Wellness, Inc.	11,906	344,410
*	Just Energy Group, Inc.	1,194	6,139
*	Karora Resources, Inc.	8,100	20,124
	K-Bro Linen, Inc.	3,004	63,133
#*	Kinaxis, Inc.	6,150	938,818
	Labrador Iron Ore Royalty Corp.	16,700	306,975
	Lassonde Industries, Inc., Class A	600	68,453
	Logistec Corp., Class B	800	20,710
#	Maple Leaf Foods, Inc.	19,602	356,935
	Maverix Metals, Inc.	2,700	14,125
	Morneau Shepell, Inc.	17,800	355,786
	New Look Vision Group, Inc.	100	2,282
	Norbord, Inc.	11,100	364,668
	North West Co., Inc. (The)	13,476	332,272
	Northland Power, Inc.	1,952	63,133
	Parkland Corp.	29,353	716,916
*	Photon Control, Inc.	26,632	30,784
	Pivot Technology Solutions, Inc.	8,500	16,524
*	Points International, Ltd.	3,500	35,518
*	Points International, Ltd.	1,144	11,497
	Pollard Banknote, Ltd.	4,800	74,758
#	Premium Brands Holdings Corp.	8,550	609,917
*	Pretium Resources, Inc.	39,533	482,182
*	Pulse Seismic, Inc.	14,400	9,403
#*	Real Matters, Inc.	18,438	322,039
	Recipe Unlimited Corp.	4,300	36,374
	Richelieu Hardware, Ltd.	13,797	370,944
	Rogers Sugar, Inc.	14,162	50,385
*	Roxgold, Inc.	73,110	94,934
*	Sandstorm Gold, Ltd.	24,800	183,166
*	Sandstorm Gold, Ltd.	21,300	157,620
#	Savaria Corp.	8,400	88,458
Ω	Sleep Country Canada Holdings, Inc.	14,649	249,703
*Ω	Spin Master Corp.	7,140	144,590
*	SSR Mining, Inc.	44,771	828,681
*	SSR Mining, Inc.	6,815	126,146
	Stantec, Inc.	24,160	693,809
#	Stelco Holdings, Inc.	6,030	65,899
	Stella-Jones, Inc.	12,978	422,372
*	SunOpta, Inc.	2,100	14,375
#	Superior Plus Corp.	41,856	372,284
*	TeraGo, Inc.	1,900	9,626
*	Teranga Gold Corp.	34,800	362,027
	TerraVest Industries, Inc.	2,300	24,946
	TFI International, Inc.	21,953	977,446
*	Torex Gold Resources, Inc.	14,200	191,422
	Toromont Industries, Ltd.	17,443	1,086,014
*	Trisura Group, Ltd.	1,514	99,081
*	Wall Financial Corp.	2,300	28,830
#*	Wesdome Gold Mines, Ltd.	36,700	363,336
#	West Fraser Timber Co., Ltd.	2,100	97,395
	Winpak, Ltd.	7,847	242,425

TOTAL CANADA			23,397,193

DENMARK — (2.3%)
	Chemometec A/S	1,303	75,501
*Ω	Netcompany Group A.S.	4,304	357,986

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	NTG Nordic Transport Group A.S., Class A	1,155	$29,542
	Pandora A.S.	30,013	2,380,914
	Royal Unibrew A.S.	13,032	1,270,738
	RTX A.S.	1,615	51,881
	SimCorp A.S.	9,777	1,166,138

TOTAL DENMARK			5,332,700

FINLAND — (2.1%)
*	Caverion Oyj	23,382	153,735
*	F-Secure Oyj	15,402	62,930
	Huhtamaki Oyj	4,963	242,430
	Kamux Corp.	3,666	39,617
	Kesko Oyj, Class A	9,456	231,908
	Kesko Oyj, Class B	18,498	474,669
	Lassila & Tikanoja Oyj	4,575	69,238
	Metso Outotec Oyj	25,567	180,234
	Olvi Oyj, Class A	2,611	136,470
	Orion Oyj, Class A	6,336	273,022
	Orion Oyj, Class B	26,317	1,126,357
#	Ponsse Oyj	2,688	85,670
*	QT Group Oyj	1,754	84,729
	Sanoma Oyj	15,828	232,966
	Tikkurila Oyj	8,580	137,244
	Tokmanni Group Corp.	10,934	173,635
	Uponor Oyj	9,152	170,636
	Vaisala Oyj, Class A	5,135	213,784
#	Valmet Oyj	30,958	738,872

TOTAL FINLAND			4,828,146

FRANCE — (4.6%)
	ABC arbitrage	1,188	9,820
	Albioma SA	5,819	271,290
*	Alten SA	5,689	455,510
	Aubay	1,736	58,389
*	Bastide le Confort Medical	726	38,502
*	Bigben Interactive	3,469	56,835
	Boiron SA	982	43,927
*	Cegedim SA	1,355	35,101
	Cie Plastic Omnium SA	10,854	247,000
*	Claranova SADIR	2,289	14,349
*	Devoteam SA	1,294	146,991
Ω	Euronext NV	12,332	1,284,026
#*	Faurecia SE	11,178	423,936
	Gaztransport Et Technigaz SA	4,748	455,128
*	ID Logistics Group	627	146,122
	Infotel SA	356	15,019
#*	Ingenico Group SA	13,572	1,951,319
	Ipsen SA	5,550	505,494
*	JCDecaux SA	16,146	249,203
	Kaufman & Broad SA	3,850	137,201
#*	Lagardere SCA	8,142	178,052
	Lectra	5,622	129,419
	Linedata Services	871	25,684
	LNA Sante SA	963	49,692
*	Metropole Television SA	3,686	40,489
#*	Orpea	2,540	253,706
	Pharmagest Inter@ctive	196	20,120
	SEB SA	2,186	355,254

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Seche Environnement SA	494	$19,912
	Societe pour l’Informatique Industrielle	2,187	42,051
*	SOITEC	5,735	813,570
	Somfy SA	1,722	239,702
*	Sopra Steria Group	3,038	361,253
*	SPIE SA	20,035	315,285
*	Stef SA	508	37,280
	Thermador Groupe	610	41,057
	Trigano SA	1,989	264,070
	Union Financiere de France BQE SA	314	6,721
	Valeo SA	14,600	441,671
*	Virbac SA	726	168,952

TOTAL FRANCE			10,349,102

GERMANY — (5.5%)
	All for One Group SE	457	24,878
	Allgeier SE	1,109	67,171
*	Amadeus Fire AG	114	11,845
	Atoss Software AG	942	131,680
	Basler AG	1,125	67,083
	Bechtle AG	6,767	1,162,006
Ω	Befesa SA	6,149	253,238
	bet-at-home.com AG	1,082	39,335
	CANCOM SE	7,326	289,624
*	CECONOMY AG	25,639	113,392
*	CENIT AG	2,561	35,656
	Cewe Stiftung & Co. KGAA	1,579	150,515
	CompuGroup Medical SE & Co. KgaA	5,846	502,288
#*	CTS Eventim AG & Co. KGaA	14,305	634,103
	Dermapharm Holding SE	2,786	135,307
*	Dialog Semiconductor P.L.C	5,138	195,881
	Dr Hoenle AG	1,077	59,937
	Eckert & Ziegler Strahlen- und Medizintechnik AG	3,871	177,222
	Energiekontor AG	1,600	65,448
#*	Evotec SE	28,193	745,060
*	Fielmann AG	6,622	501,563
	First Sensor AG	1,540	72,094
	Fuchs Petrolub SE	7,669	293,937
	GEA Group AG	10,284	342,495
	Gerresheimer AG	7,285	732,320
	GFT Technologies SE	2,327	25,046
	Hawesko Holding AG	669	30,817
	Hochtief AG	3,798	279,402
	Hugo Boss AG	10,349	237,273
*	Hypoport SE	855	447,665
	KWS Saat SE & Co., KGaA	564	41,534
	Leifheit AG	293	11,528
	LPKF Laser & Electronics AG	3,833	72,496
*	New Work SE	795	207,426
	Nexus AG	3,982	221,863
*	OHB SE	1,179	46,642
	Pfeiffer Vacuum Technology AG	547	99,767
*	ProSiebenSat.1 Media SE	47,909	534,688
	PSI Software AG	1,115	31,137
*	PVA TePla AG	2,142	26,149
#*	S&T AG	11,967	216,534
*	Schaltbau Holding AG	323	8,919
	Secunet Security Networks AG	276	76,952
	Siltronic AG	4,725	447,152

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Sixt SE	3,091	$233,540
	Stabilus SA	6,287	356,431
	STRATEC SE	1,450	212,818
*	Stroeer SE & Co. KGaA	6,860	495,892
#*	Thyssenkrupp AG	39,893	190,419
#	Traffic Systems SE	907	27,467
*	va-Q-tec AG	366	9,977
#*	Varta AG	3,773	474,225
	VERBIO Vereinigte BioEnergie AG	3,032	64,774
	Wacker Chemie AG	2,307	222,561
*	Washtec AG	2,997	132,699
*	zooplus AG	916	146,849

TOTAL GERMANY			12,434,720

HONG KONG — (2.2%)
#	ASM Pacific Technology, Ltd.	21,600	217,821
*	Brightoil Petroleum Holdings, Ltd.	408,000	14,804
	Cafe de Coral Holdings, Ltd.	100,000	206,700
*	Camsing International Holding, Ltd.	80,000	2,244
	CITIC Telecom International Holdings, Ltd.	312,000	99,109
	CMBC Capital Holdings, Ltd.	3,020,000	49,266
	Convenience Retail Asia, Ltd.	132,000	74,046
	Fairwood Holdings, Ltd.	25,500	57,292
*Ω	FIT Hon Teng, Ltd.	144,000	56,483
#*	Gold-Finance Holdings, Ltd.	214,000	373
	HKBN, Ltd.	137,000	237,326
*	Hypebeast, Ltd.	147,500	14,150
	IGG, Inc.	211,000	228,405
	International Housewares Retail Co., Ltd.	77,000	20,317
	Karrie International Holdings, Ltd.	126,000	16,950
#*	Leyou Technologies Holdings, Ltd.	285,000	120,453
*	Lifestyle International Holdings, Ltd.	131,500	103,283
	L’Occitane International SA	87,000	159,275
	Man Wah Holdings, Ltd.	343,200	478,983
	MECOM Power and Construction, Ltd.	36,000	9,675
	Melco International Development, Ltd.	29,000	47,074
#	MGM China Holdings, Ltd.	159,200	210,091
	Pacific Textiles Holdings, Ltd.	237,000	135,234
	PCCW, Ltd.	166,687	100,285
	Perfect Shape Medical, Ltd.	104,000	37,401
*	Sa Sa International Holdings, Ltd.	303,317	43,548
*Ω	Samsonite International SA	153,600	156,695
	SITC International Holdings Co., Ltd.	331,000	511,281
	SUNeVision Holdings, Ltd.	174,000	152,712
	TK Group Holdings, Ltd.	56,000	16,632
#*	TOM Group, Ltd.	96,000	13,501
	Tradelink Electronic Commerce, Ltd.	178,000	20,680
	Union Medical Healthcare, Ltd.	36,000	20,513
	United Laboratories International Holdings, Ltd. (The)	164,000	141,021
	Vitasoy International Holdings, Ltd.	186,000	752,352
Ω	VPower Group International Holdings, Ltd.	54,000	19,381
	VSTECS Holdings, Ltd.	86,000	53,904
	VTech Holdings, Ltd.	41,900	278,007
#*	Zhaobangji Properties Holdings, Ltd.	560,000	78,842

TOTAL HONG KONG			4,956,109

IRELAND — (0.3%)
*	Datalex P.L.C.	12,438	5,951

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
IRELAND — (Continued)
*	FBD Holdings P.L.C.	6,766	$49,022
	Glanbia P.L.C.	46,374	441,091
	Irish Continental Group P.L.C.	36,636	134,561

TOTAL IRELAND			630,625

ISRAEL — (1.2%)
	Arad, Ltd.	1,934	25,469
*	Arko Holdings, Ltd.	110,637	72,078
	AudioCodes, Ltd.	5,479	164,916
*	Camtek, Ltd.	3,177	58,072
	Danel Adir Yeoshua, Ltd.	1,247	155,336
	Duniec Brothers, Ltd.	907	23,514
	Electra Consumer Products 1970, Ltd.	1,294	35,454
	Electra, Ltd.	316	137,310
*	Enlight Renewable Energy, Ltd.	103,597	194,698
	FMS Enterprises Migun, Ltd.	1,352	28,466
	Formula Systems 1985, Ltd.	1,834	144,759
	Fox Wizel, Ltd.	1,783	137,842
*	Hamlet Israel-Canada, Ltd.	1,063	16,786
	Hilan, Ltd.	3,556	157,748
	IDI Insurance Co., Ltd.	1,510	37,007
	Inrom Construction Industries, Ltd.	15,867	62,723
*	Kamada, Ltd.	5,134	36,707
	Kerur Holdings, Ltd.	1,337	38,723
*	Klil Industries, Ltd.	260	17,890
	Malam - Team, Ltd.	202	36,459
	Matrix IT, Ltd.	8,960	205,064
	Maytronics, Ltd.	9,272	141,381
*	Nova Measuring Instruments, Ltd.	5,860	332,596
#	Novolog, Ltd.	40,640	32,491
	NR Spuntech Industries, Ltd.	4,823	15,803
	One Software Technologies, Ltd.	637	55,803
	OPC Energy, Ltd.	7,808	77,201
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	105,721
*	Shikun & Binui, Ltd.	9,356	43,563
	Tadiran Holdings, Ltd.	509	33,521
	Victory Supermarket Chain, Ltd.	841	21,479

TOTAL ISRAEL			2,646,580

ITALY — (3.8%)
	ACEA SpA	12,129	240,807
#*	Amplifon SpA	26,956	980,058
*	Arnoldo Mondadori Editore SpA	31,303	40,333
*	Autogrill SpA	22,772	85,357
	Azimut Holding SpA	26,755	450,989
*	B&C Speakers SpA	1,234	11,402
*Ω	Banca Farmafactoring SpA	27,311	126,002
*	Banca Generali SpA	14,077	400,832
	Banca Mediolanum SpA	28,537	194,968
	BasicNet SpA	7,181	23,999
	Be Shaping The Future SpA	22,330	27,381
#*	Brunello Cucinelli SpA	7,681	230,631
Ω	Carel Industries SpA	5,620	104,507
*	Cerved Group SpA	44,933	317,936
*	De’ Longhi SpA	6,641	212,390
	DiaSorin SpA	4,725	1,037,273
	ERG SpA	4,547	102,977
#	Fiera Milano SpA	7,366	16,582

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Freni Brembo SpA	31,622	$328,555
	Gruppo MutuiOnline SpA	6,746	169,998
	Hera SpA	58,777	184,626
*	IMA Industria Macchine Automatiche SpA	4,396	345,887
	Interpump Group SpA	5,724	216,204
*	Juventus Football Club SpA	114,950	97,803
*	MARR SpA	2,292	31,029
	Piaggio & C SpA	45,845	125,117
	Prysmian SpA	42,922	1,168,011
Ω	RAI Way SpA	21,871	133,219
	Reply SpA	4,704	505,383
*	Sesa SpA	1,469	137,632
	SOL SpA	5,970	78,535
*Ω	Technogym SpA	25,405	188,939
*	Tinexta S.p.A	4,924	105,806
*Ω	Unieuro SpA	1,920	23,148
	Zignago Vetro SpA	6,112	88,225

TOTAL ITALY			8,532,541

JAPAN — (22.9%)
	Abist Co., Ltd.	400	10,197
	Adastria Co., Ltd.	6,700	116,291
	Ad-sol Nissin Corp.	1,300	32,619
#	Advance Create Co., Ltd.	1,900	35,757
	Advantage Risk Management Co., Ltd.	1,800	11,329
	Adventure, Inc.	400	16,799
	Aeon Delight Co., Ltd.	4,900	128,997
#	Aeon Fantasy Co., Ltd.	2,500	48,248
	Aeon Hokkaido Corp.	5,600	47,272
	Aeria, Inc.	2,700	11,734
	Ai Holdings Corp.	7,900	138,900
	Aica Kogyo Co., Ltd.	7,200	242,497
	Ain Holdings, Inc.	5,300	370,721
	Ajis Co., Ltd.	1,000	28,449
	Akatsuki, Inc.	1,300	57,919
	Alleanza Holdings Co., Ltd.	3,200	42,252
#*	AlphaPolis Co., Ltd.	100	2,828
	Altech Corp.	4,970	91,818
	Amano Corp.	12,900	303,620
	Anest Iwata Corp.	6,500	52,041
	Aoyama Zaisan Networks Co., Ltd.	2,300	36,379
	Apaman Co., Ltd.	3,000	15,577
	Arata Corp.	3,000	145,792
	Arcland Sakamoto Co., Ltd.	3,300	63,576
	Arcland Service Holdings Co., Ltd.	3,900	74,779
	Argo Graphics, Inc.	3,800	116,893
#	Artiza Networks, Inc.	1,900	29,933
#	ArtSpark Holdings, Inc.	1,500	22,649
*	Aruhi Corp.	2,100	37,705
	Asahi Co., Ltd.	3,700	61,122
	Asahi Holdings, Inc.	9,100	296,750
	Asahi Net, Inc.	5,200	46,886
	Asante, Inc.	1,100	15,684
	ASKUL Corp.	4,100	157,466
	Asukanet Co., Ltd.	1,900	20,057
	Ateam, Inc.	2,300	18,489
#	Atom Corp.	24,900	199,683
*	Atrae, Inc.	1,200	31,084
#*	Aucnet, Inc.	2,800	37,224

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Avant Corp.	5,800	$60,533
	Axial Retailing, Inc.	3,900	165,659
#	Baroque Japan, Ltd.	1,700	10,352
	BayCurrent Consulting, Inc.	3,200	414,049
*	Beaglee, Inc.	1,000	20,995
#	Beenos, Inc.	2,800	43,162
	Belc Co., Ltd.	2,800	171,879
	Bell System24 Holdings, Inc.	8,800	132,818
	BeNEXT Group, Inc.	5,600	52,506
	B-Lot Co., Ltd.	2,200	15,316
	BML, Inc.	5,400	151,818
	Bourbon Corp.	2,000	35,338
	BP Castrol K.K	2,300	26,658
	Br Holdings Corp.	6,000	45,467
*	BrainPad, Inc.	1,000	38,227
	Broadleaf Co., Ltd.	24,000	125,538
*	Broadmedia Corp.	10,300	9,165
	BRONCO BILLY Co., Ltd.	400	8,636
#	Business Brain Showa-Ota, Inc.	2,200	34,225
	Can Do Co., Ltd.	3,000	55,010
	Career Design Center Co., Ltd.	1,000	9,347
	Casa, Inc.	2,300	27,239
	Central Automotive Products, Ltd.	2,800	54,541
	Central Security Patrols Co., Ltd.	2,500	77,457
	Central Sports Co., Ltd.	1,700	35,974
#	Ceres, Inc.	1,300	25,265
	Charm Care Corp. KK	2,200	23,639
#	Chikaranomoto Holdings Co., Ltd.	1,900	10,592
	CMIC Holdings Co., Ltd.	3,100	38,186
	cocokara fine, Inc.	4,000	262,785
	Colowide Co., Ltd.	16,400	245,550
	Computer Engineering & Consulting, Ltd.	6,700	95,586
	Computer Institute of Japan, Ltd.	4,800	43,890
	Comture Corp.	6,000	152,645
	CONEXIO Corp.	3,900	46,951
	Core Corp.	2,000	25,272
	Cota Co., Ltd.	3,460	43,339
#*	Create Restaurants Holdings, Inc.	20,400	106,757
	Create SD Holdings Co., Ltd.	5,500	177,375
	Creek & River Co., Ltd.	2,400	22,985
	Cresco, Ltd.	3,900	44,959
	CTS Co., Ltd.	6,800	59,463
#	Cube System, Inc.	1,300	16,402
	Curves Holdings Co., Ltd.	9,500	58,368
	Cyber Com Co., Ltd.	1,300	21,527
#	Cybernet Systems Co., Ltd.	4,400	37,240
	Cyberstep, Inc.	1,400	12,050
	Cybozu, Inc.	5,500	158,708
	Daihen Corp.	4,900	189,498
	Dai-Ichi Cutter Kogyo K.K	1,000	20,531
	Daiichikosho Co., Ltd.	9,200	314,796
	Daiken Medical Co., Ltd.	3,200	15,901
	Daiki Axis Co., Ltd.	1,100	8,854
	Daikokutenbussan Co., Ltd.	1,200	65,284
	Daio Paper Corp.	4,200	60,724
	Daiohs Corp.	1,200	10,770
	Daiseki Co., Ltd.	9,300	236,739
	Daiseki Eco. Solution Co., Ltd.	2,300	15,067
	Daito Pharmaceutical Co., Ltd.	2,700	103,146

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daiwabo Holdings Co., Ltd.	4,500	$294,589
#	Dear Life Co., Ltd.	5,900	21,318
	Densan System Co., Ltd.	1,900	63,141
	Dexerials Corp.	14,500	165,881
	Digital Arts, Inc.	3,000	212,009
	Digital Garage, Inc.	8,200	291,553
	Digital Hearts Holdings Co., Ltd.	2,800	26,523
	Digital Information Technologies Corp.	2,800	35,815
	Dip Corp.	7,200	138,336
	DKS Co., Ltd.	1,800	74,374
	DMG Mori Co., Ltd.	30,700	410,472
#	Double Standard, Inc.	600	26,333
*	Drecom Co., Ltd.	2,600	21,769
	DTS Corp.	9,500	184,765
	Dvx, Inc.	1,700	16,713
	Earth Corp.	4,000	254,085
#	EAT& Holdings Co, Ltd.	600	10,476
	Ebara Jitsugyo Co., Ltd.	1,400	42,604
	Ebase Co., Ltd.	5,900	54,765
#*	eBook Initiative Japan Co., Ltd.	1,100	29,781
	Eco’s Co., Ltd.	2,000	42,672
	EF-ON, Inc.	2,719	20,354
	eGuarantee, Inc.	6,600	146,985
*	E-Guardian, Inc.	2,300	69,679
	Eiken Chemical Co., Ltd.	6,900	132,006
	Elan Corp.	2,400	54,333
	Elecom Co., Ltd.	4,700	235,378
	Enigmo, Inc.	5,600	75,083
	en-japan, Inc.	8,700	191,275
#	Entrust, Inc.	2,000	17,575
	EPS Holdings, Inc.	6,900	62,509
	ES-Con Japan, Ltd.	8,800	71,496
*	Escrow Agent Japan, Inc.	3,500	10,328
	eSOL Co., Ltd.	1,800	21,984
	Extreme Co., Ltd.	400	5,097
	F&M Co., Ltd.	1,900	27,278
	FAN Communications, Inc.	12,800	57,322
*	FDK Corp.	3,600	30,662
#*	FFRI Security, Inc.	1,700	46,498
	Fibergate, Inc.	1,800	31,798
#	Financial Products Group Co., Ltd.	16,100	70,008
	FINDEX, Inc.	2,300	28,231
#	First-corp, Inc.	1,200	8,225
	Fixstars Corp.	4,000	37,816
#	Focus Systems Corp.	3,100	26,217
#	Forval Corp.	1,800	16,937
	France Bed Holdings Co., Ltd.	4,900	39,542
	Freebit Co., Ltd.	2,100	17,217
#	FTGroup Co., Ltd.	2,600	33,971
#	Fuji Corp.	16,000	321,664
	Fuji Corp.	1,300	25,853
	Fuji Kyuko Co., Ltd.	5,600	240,221
	Fuji Seal International, Inc.	11,500	214,806
	Fuji Soft, Inc.	6,700	358,353
	Fujibo Holdings, Inc.	2,300	79,945
#	Fujimori Kogyo Co., Ltd.	2,600	106,513
	Fukuda Denshi Co., Ltd.	1,900	128,448
	Fukui Computer Holdings, Inc.	2,600	79,670
	Fukushima Galilei Co., Ltd.	3,100	116,011

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FULLCAST Holdings Co., Ltd.	5,400	$80,234
	Funai Soken Holdings, Inc.	9,130	197,494
	Furuya Metal Co., Ltd.	500	28,389
	Furyu Corp.	3,000	36,090
	Fuso Chemical Co., Ltd.	4,500	153,718
	Future Corp.	5,500	94,148
	G-7 Holdings, Inc.	2,800	64,324
#*	GA Technologies Co., Ltd.	1,500	41,636
	Gakken Holdings Co., Ltd.	4,900	66,192
	Gakkyusha Co., Ltd.	1,800	18,343
	Gakujo Co., Ltd.	3,500	32,631
	Genki Sushi Co., Ltd.	1,700	36,637
	Genky DrugStores Co., Ltd.	1,700	70,009
	Giken, Ltd.	4,400	155,839
	GLOBERIDE, Inc.	2,100	68,777
#	GMO Financial Holdings, Inc.	10,300	59,220
#	GMO GlobalSign Holdings K.K.	1,300	137,078
	GMO Pepabo, Inc.	500	24,690
	Golf Digest Online, Inc.	2,100	18,237
#	Good Com Asset Co., Ltd.	3,000	38,275
	Grace Technology, Inc.	2,000	108,993
	GungHo Online Entertainment, Inc.	11,700	290,711
	H.U. Group Holdings, Inc.	12,600	320,573
	HABA Laboratories, Inc.	800	31,778
#	Hagihara Industries, Inc.	2,400	34,222
	Halows Co., Ltd.	1,900	59,688
	Hamakyorex Co., Ltd.	4,300	122,001
	Hamee Corp.	1,100	18,734
	Handsman Co., Ltd.	1,800	30,020
	Hazama Ando Corp.	39,600	246,020
	Hibino Corp.	1,000	11,320
	Hiday Hidaka Corp.	1,274	20,764
#	Hinokiya Group Co., Ltd.	30	586
	Hioki EE Corp.	2,700	95,203
#	Hirose Tusyo, Inc.	400	7,672
#*	HIS Co., Ltd.	8,800	118,669
	Hito Communications Holdings, Inc.	1,300	16,890
	Hochiki Corp.	3,000	34,924
	Hokuetsu Industries Co., Ltd.	5,000	48,465
	Hokuto Corp.	5,600	117,777
	Hosokawa Micron Corp.	1,500	75,246
#	Hotland Co., Ltd.	2,400	27,824
#	House Do Co., Ltd.	1,000	11,851
#	IBJ, Inc.	5,800	51,801
	Ichibanya Co., Ltd.	3,564	180,803
	Ichigo, Inc.	62,600	177,449
	Ichikoh Industries, Ltd.	7,000	30,538
	Ichimasa Kamaboko Co., Ltd.	1,900	18,950
#	ID Holdings Corp.	2,100	27,151
	Idec Corp.	8,300	143,338
	IDOM, Inc.	13,900	76,079
	Ihara Science Corp.	1,700	26,959
	Imuraya Group Co., Ltd.	2,200	50,186
#	I-Net Corp.	3,440	49,724
	Infocom Corp.	4,800	173,873
	Infomart Corp.	42,500	351,476
	Information Services International-Dentsu, Ltd.	2,900	182,111
	Insource Co., Ltd.	2,900	75,936
	Intage Holdings, Inc.	7,400	67,907

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Intelligent Wave, Inc.	3,700	$25,162
	Inter Action Corp.	2,500	41,836
	Internet Initiative Japan, Inc.	6,500	290,813
	IR Japan Holdings, Ltd.	1,700	188,219
	Iriso Electronics Co., Ltd.	4,700	178,949
	I’rom Group Co., Ltd.	1,400	23,502
	ISB Corp.	1,100	27,707
	Itfor, Inc.	7,000	56,668
	ITmedia, Inc.	2,700	62,014
*	Itokuro, Inc.	1,600	22,848
	Iwatani Corp.	8,300	376,592
	JAC Recruitment Co., Ltd.	4,300	51,480
	Japan Aviation Electronics Industry, Ltd.	8,100	111,549
	Japan Best Rescue System Co., Ltd.	4,500	43,032
	Japan Elevator Service Holdings Co., Ltd.	5,800	222,927
	Japan Lifeline Co., Ltd.	14,500	187,110
	Japan Material Co., Ltd.	15,200	196,411
	Japan Medical Dynamic Marketing, Inc.	4,300	90,747
#	Japan Property Management Center Co., Ltd.	2,400	30,977
#	Jastec Co., Ltd.	1,300	17,708
	JBCC Holdings, Inc.	3,900	56,565
	JCU Corp.	5,600	175,886
	Jeol, Ltd.	9,200	293,225
	JFE Systems, Inc.	400	13,406
#*	JIG-SAW, Inc.	600	41,179
	JINS Holdings, Inc.	3,600	260,909
	JM Holdings Co., Ltd.	2,800	63,690
	JP-Holdings, Inc.	12,900	36,909
#	Kadoya Sesame Mills, Inc.	600	22,242
	Kaken Pharmaceutical Co., Ltd.	2,600	102,404
	Kakiyasu Honten Co., Ltd.	2,000	47,549
	Kamakura Shinsho, Ltd.	6,800	67,268
	Kameda Seika Co., Ltd.	3,000	135,841
	Kanamic Network Co., Ltd.	4,100	31,099
	Kanematsu Electronics, Ltd.	3,400	137,444
	Kanto Denka Kogyo Co., Ltd.	11,100	74,903
*	Kappa Create Co., Ltd.	600	8,165
	Katitas Co., Ltd.	9,700	275,198
	KeePer Technical Laboratory Co., Ltd.	3,000	42,593
	Kenedix, Inc.	57,000	295,378
	KFC Holdings Japan, Ltd.	3,500	83,749
	KH Neochem Co., Ltd.	8,500	198,903
	Kintetsu Department Store Co., Ltd.	2,000	61,229
	Kintetsu World Express, Inc.	3,000	63,774
	Kirindo Holdings Co., Ltd.	1,700	56,841
#	Ki-Star Real Estate Co., Ltd.	1,600	39,660
#	Kitanotatsujin Corp.	12,300	57,304
	Kito Corp.	4,300	53,019
*	KLab, Inc.	7,200	57,969
	KOMEDA Holdings Co., Ltd.	11,900	210,327
	Kondotec, Inc.	3,100	29,943
#	Koshidaka Holdings Co., Ltd.	9,500	35,538
	Kotobuki Spirits Co., Ltd.	5,200	241,116
	Kourakuen Holdings Corp.	2,800	43,633
	Kozo Keikaku Engineering, Inc.	1,500	35,607
	Kura Sushi, Inc.	500	30,156
	Kushikatsu Tanaka Holdings Co.	300	4,963
	Kyoritsu Maintenance Co., Ltd.	6,720	240,443
	Kyudenko Corp.	9,600	261,996

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	LAC Co., Ltd.	2,200	$25,737
	Lacto Japan Co., Ltd.	1,400	42,795
*	LAND Co., Ltd.	162,800	13,939
	LEC, Inc.	5,800	81,911
	Life Corp.	3,400	119,576
*	LIFULL Co., Ltd.	20,200	75,935
	Like Co., Ltd.	1,800	36,800
	Linical Co., Ltd.	2,500	17,728
#	Link And Motivation, Inc.	11,400	43,210
*	Litalico, Inc.	2,100	55,417
*	M&A Capital Partners Co., Ltd.	3,800	171,980
	Macromill, Inc.	2,700	16,765
	Maeda Kosen Co., Ltd.	4,700	124,766
	MarkLines Co., Ltd.	3,000	64,831
	Maruha Nichiro Corp.	8,300	173,844
#	Marumae Co., Ltd.	1,400	11,897
	Maruwa Co., Ltd.	2,200	228,862
	Marvelous, Inc.	8,500	63,864
#	Matching Service Japan Co., Ltd.	2,000	14,871
	Matsuyafoods Holdings Co., Ltd.	2,000	65,972
	MCJ Co., Ltd.	17,000	156,671
	MEC Co., Ltd.	3,900	78,447
	Media Do Co., Ltd.	900	63,647
*	Medical & Biological Laboratories Co., Ltd.	600	25,345
*	Medical Data Vision Co., Ltd.	4,900	115,071
	Medical System Network Co., Ltd.	5,500	24,153
	Megachips Corp.	4,400	117,051
	Megmilk Snow Brand Co., Ltd.	10,300	223,194
	Meiko Electronics Co., Ltd.	5,600	96,099
	Meitec Corp.	6,400	317,281
#	Members Co., Ltd.	1,000	17,057
	Menicon Co., Ltd.	6,200	437,767
*	Metaps, Inc.	1,900	17,202
	METAWATER Co., Ltd.	5,600	131,292
	Mie Kotsu Group Holdings, Inc.	11,100	48,342
	Milbon Co., Ltd.	7,360	377,616
	Mimasu Semiconductor Industry Co., Ltd.	4,200	98,740
	Ministop Co., Ltd.	3,700	46,276
	Miroku Jyoho Service Co., Ltd.	4,700	95,196
	Mitani Corp.	1,900	119,805
	Mitani Sekisan Co., Ltd.	2,300	103,731
	Mitsubishi Logisnext Co., Ltd.	7,100	59,927
	Mitsubishi Research Institute, Inc.	2,000	72,513
	Mitsui High-Tec, Inc.	5,400	110,032
#	Mizuho Medy Co., Ltd.	1,000	13,459
#*	Mobile Factory, Inc.	1,000	9,382
	Monogatari Corp. (The)	1,300	132,848
	Morinaga & Co., Ltd.	2,400	91,189
	Morinaga Milk Industry Co., Ltd.	5,800	279,634
	Morita Holdings Corp.	7,700	140,764
#	Morningstar Japan KK	5,700	25,265
	MTI, Ltd.	5,300	46,774
	m-up Holdings, Inc.	1,600	38,869
	N Field Co., Ltd.	2,600	16,639
#	NAC Co., Ltd.	2,300	19,825
	Nagatanien Holdings Co., Ltd.	2,700	57,286
	Nagawa Co., Ltd.	1,400	98,112
	Naigai Trans Line, Ltd.	1,400	16,165
	Nakamoto Packs Co., Ltd.	400	5,847

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nakanishi, Inc.	15,500	$276,596
	Natori Co., Ltd.	2,300	43,754
	NEOJAPAN, Inc.	1,000	22,450
	New Art Holdings Co., Ltd.	3,290	19,731
	Nextage Co., Ltd.	5,000	60,021
	NF Holdings Corp.	1,000	17,626
#	NFC Holdings, Inc.	900	20,866
	Nichias Corp.	13,400	290,221
	Nichiha Corp.	5,800	169,007
	Nihon Chouzai Co., Ltd.	2,500	40,391
	Nihon Dengi Co., Ltd.	800	25,912
	Nihon Flush Co., Ltd.	4,800	61,900
#	Niitaka Co., Ltd.	500	14,401
	Nippon Air Conditioning Services Co., Ltd.	5,100	35,625
	Nippon Aqua Co., Ltd.	3,900	25,500
	Nippon Carbon Co., Ltd.	2,500	87,046
#	Nippon Computer Dynamics Co., Ltd.	1,900	9,873
	Nippon Concept Corp.	1,100	15,753
	Nippon Gas Co., Ltd.	9,000	429,270
	Nippon Parking Development Co., Ltd., Class C	52,400	64,245
*	Nippon Sharyo, Ltd.	1,800	41,103
	Nippon Systemware Co., Ltd.	1,600	31,495
	Nipro Corp.	33,400	351,441
	Nissei ASB Machine Co., Ltd.	2,000	77,858
	Nisso Corp.	3,600	26,319
	Nitto Kogyo Corp.	3,300	60,960
	Nittoc Construction Co., Ltd.	4,800	36,584
	Noevir Holdings Co., Ltd.	4,300	191,978
	Nohmi Bosai, Ltd.	5,300	114,743
	Nojima Corp.	7,100	199,262
	Nomura Co., Ltd.	19,600	126,569
	NS Tool Co., Ltd.	2,200	47,222
	NSD Co., Ltd.	18,100	317,920
	Oat Agrio Co., Ltd.	400	4,690
	Obara Group, Inc.	3,400	117,994
	Oenon Holdings, Inc.	11,500	44,451
	Ohba Co., Ltd.	2,300	15,894
	Ohsho Food Service Corp.	3,200	176,033
*	Oisix ra daichi, Inc.	5,100	159,001
	Okamoto Industries, Inc.	2,500	102,914
	Okinawa Cellular Telephone Co.	3,100	124,142
#*	Open Door, Inc.	1,900	21,662
	Optex Group Co., Ltd.	7,020	104,605
#*	Optim Corp.	3,400	95,346
#	Optorun Co., Ltd.	5,100	100,443
	Organo Corp.	1,600	83,674
#	Oriental Consultants Holdings Co., Ltd.	700	12,873
#	Oro Co., Ltd.	2,100	64,607
#	Osaka Organic Chemical Industry, Ltd.	3,900	102,797
	Osaka Soda Co., Ltd.	700	16,675
	OSG Corp.	21,200	317,598
	Outsourcing, Inc.	28,200	261,527
#	PAPYLESS Co., Ltd.	1,400	35,813
	Paramount Bed Holdings Co., Ltd.	5,000	192,639
#	Pasco Corp.	1,100	13,197
	Pasona Group, Inc.	5,000	76,560
#	PCA Corp.	700	31,457
#	PCI Holdings, Inc.	1,800	18,599
	Penta-Ocean Construction Co., Ltd.	71,300	452,126

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Pickles Corp.	800	$21,498
	Pilot Corp.	7,900	220,361
	Poletowin Pitcrew Holdings, Inc.	6,900	60,111
	Premium Group Co., Ltd.	2,700	51,229
	Prestige International, Inc.	24,000	204,235
	Prima Meat Packers, Ltd.	6,900	196,879
	Pronexus, Inc.	3,800	39,530
*	Prored Partners Co., Ltd.	800	35,957
#	Pro-Ship, Inc.	1,200	16,414
	Proto Corp.	5,900	63,540
*	QB Net Holdings Co., Ltd.	3,100	45,527
	Qol Holdings Co., Ltd.	5,400	58,894
	Quick Co., Ltd.	2,900	28,368
#	Raccoon Holdings, Inc.	3,500	66,690
	Raito Kogyo Co., Ltd.	11,400	161,683
	Rakus Co., Ltd.	11,700	229,925
	Relia, Inc.	10,400	118,335
	Renaissance, Inc.	3,800	27,256
*	RENOVA, Inc.	6,200	98,882
	Resorttrust, Inc.	19,900	280,266
	Rheon Automatic Machinery Co., Ltd.	3,000	29,115
	Ride On Express Holdings Co., Ltd.	1,500	32,477
	Ringer Hut Co., Ltd.	600	12,965
	Rion Co., Ltd.	1,300	27,978
	Riso Kyoiku Co., Ltd.	28,800	84,182
	Rokko Butter Co., Ltd.	3,200	52,097
	Rorze Corp.	2,600	115,799
#	Round One Corp.	15,000	117,813
	Royal Holdings Co., Ltd.	5,600	95,155
*	Rozetta Corp.	1,300	24,840
	RS Technologies Co., Ltd.	2,000	67,452
	S&B Foods, Inc.	800	34,570
	Sagami Rubber Industries Co., Ltd.	2,000	22,576
	Saison Information Systems Co., Ltd.	1,200	25,072
	Saizeriya Co., Ltd.	5,700	98,938
	Sakai Moving Service Co., Ltd.	2,500	112,861
	Sakura Internet, Inc.	4,200	30,211
#*	Sanix, Inc.	9,100	21,420
	Sanken Electric Co., Ltd.	5,800	185,683
	Sankyo Frontier Co., Ltd.	1,100	41,138
	Sanwa Holdings Corp.	33,300	379,849
	Sanyo Trading Co., Ltd.	2,400	22,091
	Sapporo Holdings, Ltd.	13,500	220,441
#	Sato Foods Co., Ltd.	600	24,796
	Sato Holdings Corp.	6,400	121,867
	SB Technology Corp.	2,500	85,240
	SBS Holdings, Inc.	4,700	107,119
#	Scala, Inc.	3,700	31,877
#	Seed Co., Ltd.	3,000	17,471
	Seiren Co., Ltd.	8,300	131,538
	Senko Group Holdings Co., Ltd.	21,600	193,170
*	Serverworks Co., Ltd.	400	20,134
*	SFP Holdings Co., Ltd.	1,900	23,887
	Shibuya Corp.	3,400	105,305
*	Shidax Corp.	6,500	15,244
*	SHIFT, Inc.	200	25,382
	Shinwa Co., Ltd.	2,000	36,086
	Shoei Co., Ltd.	6,000	182,717
#	Shoei Foods Corp.	2,100	76,224

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Showa Sangyo Co., Ltd.	3,700	$114,237
#	SIGMAXYZ, Inc.	3,600	52,546
*	Silver Life Co., Ltd.	1,300	24,384
	Snow Peak, Inc.	1,600	28,320
	Softbrain Co., Ltd.	5,500	45,852
#	Softcreate Holdings Corp.	2,100	92,239
	Software Service, Inc.	800	86,197
#	Soiken Holdings, Inc.	3,900	31,744
	Solasto Corp.	10,900	133,057
	SoldOut, Inc.	800	10,902
	Soliton Systems K.K.	1,900	34,439
	Sparx Group Co., Ltd.	25,500	55,025
	S-Pool, Inc.	15,400	104,198
	Sprix, Ltd.	1,600	13,608
	SRA Holdings	2,500	54,354
	ST Corp.	2,900	55,514
	Star Mica Holdings Co., Ltd.	3,100	41,775
	Star Micronics Co., Ltd.	3,700	49,683
	Starts Corp., Inc.	7,300	169,798
	St-Care Holding Corp.	1,100	6,908
	Stella Chemifa Corp.	2,500	69,989
	Step Co., Ltd.	2,100	29,208
	Strike Co., Ltd.	2,100	112,812
	Studio Alice Co., Ltd.	2,200	40,596
	Sumitomo Densetsu Co., Ltd.	3,600	85,741
	System Information Co., Ltd.	3,000	33,868
	System Research Co., Ltd.	1,000	15,079
	Systems Engineering Consultants Co., Ltd.	600	17,194
	Systena Corp.	18,500	335,691
	Syuppin Co., Ltd.	4,200	34,268
	Taikisha, Ltd.	5,500	143,235
	Taiko Pharmaceutical Co., Ltd.	4,200	75,438
	Taiyo Holdings Co., Ltd.	4,600	240,823
	Takamiya Co., Ltd.	5,700	29,658
	Takara & Co., Ltd.	1,400	26,681
	Takemoto Yohki Co., Ltd.	1,400	14,568
	Takeuchi Manufacturing Co., Ltd.	9,000	196,137
	Tama Home Co., Ltd.	3,500	46,302
#	Tamagawa Holdings Co., Ltd.	1,700	37,894
	Tamron Co., Ltd.	4,100	61,196
	Tanseisha Co., Ltd.	9,100	61,573
	Taoka Chemical Co., Ltd.	400	46,392
	Tazmo Co., Ltd.	2,600	39,074
	TDC Soft, Inc.	4,100	39,183
	TechMatrix Corp.	9,200	196,024
	Techno Horizon Co., Ltd.	2,500	19,509
	TechnoPro Holdings, Inc.	7,900	491,360
	Temairazu, Inc.	500	23,839
	Tenpos Holdings Co., Ltd.	1,600	29,132
	Terilogy Co., Ltd.	1,600	7,440
	T-Gaia Corp.	4,800	88,249
	TKC Corp.	3,900	241,685
	Tocalo Co., Ltd.	14,100	140,553
	Toho Titanium Co., Ltd.	7,800	46,746
	Tokai Corp.	5,100	99,488
	TOKAI Holdings Corp.	23,900	236,742
	Token Corp.	1,600	120,408
	Tokuyama Corp.	13,500	300,870
*	Tokyo Base Co., Ltd.	3,600	13,881

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Tokyo Individualized Educational Institute, Inc.	3,400	$18,875
	Tokyo Seimitsu Co., Ltd.	7,700	259,809
	Tokyotokeiba Co., Ltd.	3,600	179,209
	Tomy Co., Ltd.	22,400	195,976
	Topcon Corp.	24,900	248,241
	Toridoll Holdings Corp.	10,800	136,873
	Torikizoku Co., Ltd.	1,400	20,581
	Toshiba TEC Corp.	5,500	220,207
	Tosho Co., Ltd.	4,200	48,761
	Totech Corp.	1,400	30,933
	Totetsu Kogyo Co., Ltd.	5,000	129,933
	Toukei Computer Co., Ltd.	300	12,501
#	Tow Co., Ltd.	10,600	28,461
	Towa Pharmaceutical Co., Ltd.	6,100	112,976
#	Toyo Gosei Co., Ltd.	1,600	157,111
	Toyo Tire Corp.	3,200	47,471
#*	Traders Holdings Co., Ltd.	3,120	12,070
	Trancom Co., Ltd.	1,900	136,522
	Transaction Co., Ltd.	1,800	15,771
	Transcosmos, Inc.	5,200	141,856
	Tri Chemical Laboratories, Inc.	1,400	168,123
	Trusco Nakayama Corp.	8,400	216,626
	Tsugami Corp.	9,600	133,917
	Tsukui Holdings Corp.	13,000	64,961
#	Tsuzuki Denki Co., Ltd.	1,400	21,354
	Ubicom Holdings, Inc.	1,100	28,457
	Uchida Yoko Co., Ltd.	1,300	64,169
	United Super Markets Holdings, Inc.	6,300	67,771
*	Unitika, Ltd.	14,200	46,793
*	UT Group Co., Ltd.	7,700	239,923
#*	UUUM, CO., Ltd.	2,600	45,226
	V Technology Co., Ltd.	2,400	102,818
	Valqua, Ltd.	4,400	73,770
#	Value HR Co., Ltd.	1,000	15,621
	ValueCommerce Co., Ltd.	4,400	139,410
	Valuence Holdings, Inc.	700	26,047
	V-Cube, Inc.	3,100	68,261
*	Vector, Inc.	7,000	59,670
	VINX Corp.	1,200	13,796
*	Vision, Inc.	6,000	52,080
	VT Holdings Co., Ltd.	19,500	68,471
	Wacom Co., Ltd.	37,900	249,155
#	Waseda Academy Co., Ltd.	2,200	20,379
#	Watahan & Co., Ltd.	2,000	25,125
	WATAMI Co., Ltd.	1,700	15,531
	WDB Holdings Co., Ltd.	2,100	60,971
	Weathernews, Inc.	1,500	79,224
	Welbe, Inc.	2,800	41,040
#	Wellnet Corp.	5,700	29,394
	West Holdings Corp.	4,550	155,449
	Will Group, Inc.	2,700	20,095
	WIN-Partners Co., Ltd.	3,900	40,121
	World Holdings Co., Ltd.	1,900	38,566
	Wowow, Inc.	1,400	36,910
	YAKUODO Holdings Co., Ltd.	2,900	71,070
	YAMADA Consulting Group Co., Ltd.	3,500	33,690
	Yamaichi Electronics Co., Ltd.	4,400	56,418
	YA-MAN, Ltd.	6,900	98,192
	Yasunaga Corp.	1,900	18,372

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Yokowo Co., Ltd.	4,000	$101,188
	Yomiuri Land Co., Ltd.	1,000	41,540
	Yoshinoya Holdings Co., Ltd.	14,400	264,694
#	Yossix Co., Ltd.	600	9,461
#	Yumeshin Holdings Co., Ltd.	11,300	79,298
	Zenrin Co., Ltd.	8,650	95,035
	ZIGExN Co., Ltd.	15,000	44,632

TOTAL JAPAN			51,941,267

NETHERLANDS — (2.2%)
	Aalberts NV	10,484	351,729
	Amsterdam Commodities NV	3,793	79,047
*Ω	Basic-Fit NV	7,807	189,416
	BE Semiconductor Industries NV	19,956	804,101
	Corbion NV	7,233	328,506
Ω	Flow Traders	9,040	296,310
*Ω	GrandVision NV	11,922	331,415
	IMCD NV	13,115	1,517,943
#	Koninklijke Vopak NV	9,449	490,747
	Nedap N.V	1,373	71,345
*	PostNL NV	62,632	207,733
	TKH Group NV	9,626	309,945

TOTAL NETHERLANDS			4,978,237

NEW ZEALAND — (0.6%)
*	AFT Pharmaceuticals, Ltd.	3,631	11,996
	Briscoe Group, Ltd.	6,337	17,191
	Chorus, Ltd.	105,063	584,231
	Delegat Group, Ltd.	4,796	47,068
#*	Eroad, Ltd.	4,979	13,515
	Freightways, Ltd.	36,994	205,300
	Hallenstein Glasson Holdings, Ltd.	11,317	45,847
#	NZX, Ltd.	69,571	79,075
*	Restaurant Brands New Zealand, Ltd.	5,960	46,756
#	Scales Corp., Ltd.	14,681	49,189
	Skellerup Holdings, Ltd.	28,664	58,357
	Summerset Group Holdings, Ltd.	20,227	138,991
*	Synlait Milk, Ltd.	17,609	61,995

TOTAL NEW ZEALAND			1,359,511

NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	115,530	61,649
	AF Gruppen ASA	8,971	145,766
*	AKVA GROUP ASA	1,278	9,327
*	ArcticZymes Technologies ASA	11,505	71,942
*	Atea ASA	18,612	216,249
	Bonheur ASA	1,000	21,156
	Borregaard ASA	21,843	292,602
	Bouvet ASA	328	20,095
*Ω	Crayon Group Holding ASA	9,073	100,566
Ω	Europris ASA	46,338	240,858
Ω	Fjordkraft Holding ASA	16,191	133,346
	Kitron ASA	9,933	17,943
	Medistim ASA	547	11,902
*	NEL ASA	18,016	34,482
*	Nordic Semiconductor ASA	33,015	347,270
	Norway Royal Salmon ASA	1,771	38,066
*	Norwegian Finans Holding ASA	27,130	195,502

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Selvaag Bolig ASA	10,860	$54,171
*	Veidekke ASA	26,327	303,417

TOTAL NORWAY			2,316,309

PORTUGAL — (0.2%)
#	Altri SGPS SA	17,945	69,372
*	CTT-Correios de Portugal SA	40,087	98,082
#*	Mota-Engil SGPS SA	18,296	23,393
	NOS SGPS SA	74,988	257,716

TOTAL PORTUGAL			448,563

SINGAPORE — (0.6%)
	AEM Holdings, Ltd.	58,400	144,557
#	Best World International, Ltd.	67,600	12,511
	CSE Global, Ltd.	100,500	32,152
	Delfi, Ltd.	78,100	36,627
#	First Resources, Ltd.	130,200	115,499
	Frencken Group, Ltd.	45,200	31,312
	Hi-P International, Ltd.	45,200	40,003
#	HRnetgroup, Ltd.	67,400	23,200
	iFAST Corp., Ltd.	38,300	103,482
	Japfa, Ltd.	111,550	52,697
	Micro-Mechanics Holdings, Ltd.	9,400	18,338
*	mm2 Asia, Ltd.	107,900	13,692
	Q&M Dental Group Singapore, Ltd.	73,100	24,620
	Riverstone Holdings, Ltd.	69,900	194,733
#	SATS, Ltd.	120,700	263,226
	Sheng Siong Group, Ltd.	168,700	206,195
	StarHub, Ltd.	158,800	136,014
	Vicom, Ltd.	19,600	28,878

TOTAL SINGAPORE			1,477,736

SPAIN — (1.8%)
	Acciona SA	3,180	321,296
	ACS Actividades de Construccion y Servicios SA	27,766	660,018
	Alantra Partners SA	3,763	48,109
#*	Amper SA	177,945	36,249
	Cia de Distribucion Integral Logista Holdings SA	8,581	144,877
	CIE Automotive SA	11,206	219,307
*	Construcciones y Auxiliar de Ferrocarriles SA	2,685	85,065
	Enagas SA	14,033	302,885
Ω	Euskaltel SA	5,454	51,858
	Faes Farma SA	29,538	111,316
	Fomento de Construcciones y Contratas SA	15,422	130,515
Ω	Global Dominion Access SA	14,013	49,851
*	Indra Sistemas SA	28,348	170,007
*	Mediaset Espana Comunicacion SA	26,601	88,933
	Pharma Mar SA	1,587	213,050
Ω	Prosegur Cash SA	44,860	34,706
	Prosegur Cia de Seguridad SA	46,866	107,349
	Sacyr SA	16,575	28,188
*	Tecnicas Reunidas SA	5,961	47,802
	Vidrala SA	3,920	374,411
	Viscofan SA	7,918	534,568
	Zardoya Otis SA	42,030	256,760

TOTAL SPAIN			4,017,120

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (3.1%)
*	AddLife AB, Class B	13,898	$208,847
*	AddNode Group AB	3,462	85,430
	AddTech AB, Class B	59,248	654,754
*	Avanza Bank Holding AB	33,385	635,861
	Beijer Alma AB	8,124	105,980
*	Bilia AB, Class A	17,835	237,234
	BioGaia AB, Class B	4,621	219,278
*	Biotage AB	14,547	242,307
Ω	Bravida Holding AB	5,940	68,488
*	Cellavision AB	1,011	31,596
*	Clas Ohlson AB, Class B	7,020	62,115
*	Concentric AB	9,053	150,001
*Ω	Coor Service Management Holding AB	19,972	128,328
*	Electrolux Professional AB, Class B	4,002	15,087
*	eWork Group AB	2,192	18,011
#*	Fenix Outdoor International AG	1,089	112,969
	G5 Entertainment AB	571	25,262
*	GARO AB	413	23,161
*	GHP Specialty Care AB	10,982	24,427
*	HMS Networks AB	4,271	93,545
	Instalco AB	6,121	135,855
	INVISIO AB	6,520	117,305
	Kindred Group P.L.C	59,946	456,018
*	KNOW IT AB	5,135	140,490
	Lagercrantz Group AB, Class B	46,209	284,808
Ω	LeoVegas AB	19,957	66,768
	LIME TECHNOLOGIES AB	252	8,590
*	Medicover AB	3,630	50,130
	MIPS AB	4,889	210,320
*	Momentum Group AB, Class B	4,455	61,157
	Mycronic AB	1,239	26,141
*	NCC AB, Class B	20,593	328,199
*Ω	Nobina AB	22,641	124,155
*	Nolato AB, Class B	5,088	423,200
*	Nordic Entertainment Group AB, Class B	17,764	634,136
*	OEM International AB, Class B	2,829	86,056
*	Proact IT Group AB	2,175	51,754
#*	RaySearch Laboratories AB	5,136	43,477
	Sectra AB, Class B	6,058	369,116
	Sintercast AB	1,223	16,461
*	Systemair AB	1,708	47,959
	Troax Group AB	11,463	186,844
	Vitec Software Group AB, Class B	2,440	75,864

TOTAL SWEDEN			7,087,484

SWITZERLAND — (6.7%)
	ALSO Holding AG	1,596	373,411
*	APG SGA SA	311	60,513
	Bachem Holding AG, Class B	1,343	542,907
	Belimo Holding AG	128	951,898
	Bossard Holding AG, Class A	1,650	268,055
	Bucher Industries AG	1,260	485,758
	Burckhardt Compression Holding AG	587	146,969
	Burkhalter Holding AG	1,005	64,623
	Cembra Money Bank AG	6,920	768,838
	Coltene Holding AG	1,305	100,661
	Comet Holding AG	805	113,171
#	dormakaba Holding AG	852	391,744
	Emmi AG	49	46,285

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Forbo Holding AG	275	$421,050
Ω	Galenica AG	11,690	737,194
	Georg Fischer AG	940	949,444
	Gurit Holding AG	21	43,981
	Inficon Holding AG	491	360,517
	Interroll Holding AG	173	464,821
	Kardex Holding AG	1,838	324,517
	LEM Holding SA	118	213,902
	Logitech International SA	25,979	2,185,513
	Mobilezone Holding AG	8,340	78,116
	Orior AG	1,667	121,524
	SFS Group AG	3,056	285,261
	Siegfried Holding AG	1,058	669,829
	SIG Combibloc Group AG	59,494	1,223,719
#*	Stadler Rail AG	1,023	40,690
*	Sunrise Communications Group AG	8,487	1,017,200
	Swissquote Group Holding SA	2,259	179,878
Ω	VAT Group AG	7,219	1,354,392
	VZ Holding AG	3,975	334,031

TOTAL SWITZERLAND			15,320,412

UNITED KINGDOM — (14.1%)
*	4imprint Group P.L.C.	7,070	189,540
	888 Holdings P.L.C.	67,953	236,143
*	A.G. Barr P.L.C.	3,661	22,364
	Air Partner P.L.C.	7,145	5,973
	AJ Bell P.L.C.	53,475	291,901
*	Appreciate Group P.L.C.	61,766	20,226
#	Ashmore Group P.L.C.	100,506	464,996
*	ASOS P.L.C.	17,407	993,133
	Avon Rubber P.L.C.	10,230	521,125
	B&M European Value Retail SA	204,628	1,284,227
*	Boohoo Group P.L.C.	141,579	496,192
	Brewin Dolphin Holdings P.L.C.	59,143	186,158
	Britvic P.L.C.	65,041	621,508
*	Centrica P.L.C.	694,466	334,453
	City of London Investment Group P.L.C.	3,921	20,415
	Clipper Logistics P.L.C.	14,003	79,013
Ω	CMC Markets P.L.C.	16,153	70,148
*	Coats Group P.L.C.	316,718	233,153
	Computacenter P.L.C.	17,264	509,925
Ω	ContourGlobal P.L.C.	25,714	64,324
	Cranswick P.L.C.	11,033	459,911
	CVS Group P.L.C.	15,254	244,553
	Devro P.L.C.	47,135	92,240
	DFS Furniture P.L.C.	12,613	33,596
*	Dignity P.L.C.	4,160	28,214
	Diploma P.L.C.	29,552	850,963
	DiscoverIE Group P.L.C.	18,333	136,534
	Domino’s Pizza Group P.L.C.	83,777	359,696
	Dunelm Group P.L.C.	27,271	461,041
	Electrocomponents P.L.C.	118,068	1,036,615
	EMIS Group P.L.C.	13,639	175,928
	FDM Group Holdings P.L.C.	21,749	280,794
	Fevertree Drinks P.L.C.	28,394	740,784
	First Derivatives P.L.C.	3,928	149,338
*Ω	Forterra P.L.C.	51,919	121,456
*	Frontier Developments P.L.C.	3,298	111,552
*	G4S P.L.C.	348,237	918,273

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

		Shares	Value»
UNITED KINGDOM — (Continued)
	Games Workshop Group P.L.C.	8,443	$1,135,047
	Gamesys Group P.L.C.	10,053	151,399
	Gamma Communications P.L.C.	13,903	300,835
	GoCo Group P.L.C.	11,694	14,598
*	Greggs P.L.C.	27,589	460,760
Ω	Hastings Group Holdings P.L.C.	75,911	245,289
*	Hays P.L.C.	395,171	545,676
	Hill & Smith Holdings P.L.C.	20,874	324,632
	Hilton Food Group P.L.C.	15,628	234,495
	Hollywood Bowl Group P.L.C.	32,315	54,442
*	Howden Joinery Group P.L.C.	112,739	930,756
*	IDOX P.L.C.	68,027	43,611
	IG Group Holdings P.L.C.	72,607	716,522
	IMI P.L.C.	68,083	912,894
	Impax Asset Management Group P.L.C.	4,748	33,369
*	Indivior P.L.C.	178,815	255,490
	IntegraFin Holdings P.L.C.	46,606	293,484
Ω	Integrated Diagnostics Holdings P.L.C.	4,075	14,325
	iomart Group P.L.C.	21,882	89,033
*	ITV P.L.C.	515,803	482,050
*	IWG P.L.C.	173,243	568,270
*	J D Wetherspoon P.L.C.	19,034	212,751
	James Fisher & Sons P.L.C.	10,415	153,080
#	James Halstead P.L.C.	23,125	139,992
	Kainos Group P.L.C.	18,494	296,621
	Liontrust Asset Management P.L.C.	12,645	204,516
Ω	Luceco P.L.C.	21,291	62,884
	Macfarlane Group P.L.C.	22,063	23,409
*	Marshalls P.L.C.	49,792	431,390
	McBride P.L.C.	15,796	12,546
*	Midwich Group P.L.C.	11,632	52,389
	Mitie Group P.L.C.	311,347	113,430
	Moneysupermarket.com Group P.L.C.	112,747	356,104
*	Morgan Advanced Materials P.L.C.	61,456	199,133
	Mortgage Advice Bureau Holdings, Ltd.	6,461	63,894
	Motorpoint group P.L.C.	14,508	52,771
	Next Fifteen Communications Group P.L.C.	17,456	100,866
	Nichols P.L.C.	3,743	58,787
Ω	On the Beach Group P.L.C.	30,006	83,623
*	Oxford Instruments P.L.C.	10,934	224,902
*	Pagegroup P.L.C.	83,007	384,552
	Pan African Resources P.L.C.	62,031	15,741
	PayPoint P.L.C.	15,890	103,700
	Plus500, Ltd.	26,567	509,149
	Polar Capital Holdings P.L.C.	17,444	116,206
	Redde Northgate P.L.C.	20,965	48,230
	Renew Holdings P.L.C.	15,815	88,630
	Rhi Magnesita NV	2,062	68,418
	River & Mercantile Group P.L.C.	6,028	11,470
*	RM P.L.C.	19,106	42,596
	Robert Walters P.L.C.	14,183	73,374
	Rotork P.L.C.	228,718	833,324
	RWS Holdings P.L.C.	3,722	26,922
Ω	Sabre Insurance Group P.L.C.	3,446	10,235
*	Savills P.L.C.	28,453	306,447
	ScS Group P.L.C.	5,061	12,548
*	Serco Group P.L.C.	206,112	344,492
	Softcat P.L.C.	31,569	460,201
	Spirent Communications P.L.C.	168,836	633,851

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
SSP Group P.L.C.	78,648	$190,446
SThree P.L.C.	31,636	100,866
Strix Group P.L.C.	11,490	33,422
* Studio Retail Group P.L.C.	9,958	30,954
Synthomer P.L.C.	78,903	385,572
T Clarke P.L.C.	14,286	15,626
TalkTalk Telecom Group P.L.C.	177,396	221,094
Tate & Lyle P.L.C.	77,491	597,361
Tatton Asset Management P.L.C.	7,029	24,207
Telecom Plus P.L.C.	16,462	283,546
Topps Tiles P.L.C.	24,408	13,670
Ultra Electronics Holdings P.L.C.	17,948	437,911
Victrex P.L.C.	21,832	521,682
Volution Group P.L.C.	15,400	38,727
Watkin Jones P.L.C.	34,434	59,781
WH Smith P.L.C.	27,804	359,418
William Hill P.L.C.	248,188	881,434
* Wilmington P.L.C.	4,671	7,774
Wincanton P.L.C.	7,911	21,318
XP Power, Ltd.	4,262	220,896

TOTAL UNITED KINGDOM		32,032,261

TOTAL COMMON STOCKS		213,337,224

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Fuchs Petrolub SE	17,156	883,042
Jungheinrich AG	364	13,234
Sixt SE	3,970	187,968

TOTAL GERMANY		1,084,244

UNITED KINGDOM — (0.0%)
McBride P.L.C.	173,756	225

TOTAL PREFERRED STOCKS		1,084,469

RIGHTS/WARRANTS — (0.0%)

FRANCE — (0.0%)
#* Technicolor SA 9/22/24	1,107	91

SPAIN — (0.0%)
* Vidrala SA Rights 11/5/20	3,920	18,697

TOTAL RIGHTS/WARRANTS		18,788

TOTAL INVESTMENT SECURITIES (Cost $176,538,822)		214,440,481

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	1,080,078	12,497,586

TOTAL INVESTMENTS — (100.0%) (Cost $189,034,712)		$226,938,067

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

CONTINUED

As of October 31, 2020, International Small Cap Growth Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	3	12/18/20	$485,607	$489,705	$4,098

Total Futures Contracts.			$485,607	$489,705	$4,098

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$271,436	$14,870,537	—	$15,141,973
Austria	—	1,623,454	—	1,623,454
Belgium	—	2,485,181	—	2,485,181
Canada	23,397,193	—	—	23,397,193
Denmark	—	5,332,700	—	5,332,700
Finland	—	4,828,146	—	4,828,146
France	—	10,349,102	—	10,349,102
Germany	—	12,434,720	—	12,434,720
Hong Kong	—	4,956,109	—	4,956,109
Ireland	—	630,625	—	630,625
Israel	—	2,646,580	—	2,646,580
Italy	—	8,532,541	—	8,532,541
Japan	—	51,941,267	—	51,941,267
Netherlands	—	4,978,237	—	4,978,237
New Zealand	—	1,359,511	—	1,359,511
Norway	—	2,316,309	—	2,316,309
Portugal	—	448,563	—	448,563
Singapore	—	1,477,736	—	1,477,736
Spain	—	4,017,120	—	4,017,120
Sweden	—	7,087,484	—	7,087,484
Switzerland	1,017,200	14,303,212	—	15,320,412
United Kingdom	—	32,032,261	—	32,032,261
Preferred Stocks
Germany	—	1,084,244	—	1,084,244
United Kingdom	—	225	—	225
Rights/Warrants
France	—	91	—	91
Spain	—	18,697	—	18,697
Securities Lending Collateral	—	12,497,586	—	12,497,586
Futures Contracts**	4,098	—	—	4,098

TOTAL	$24,689,927	$202,252,238	—	$226,942,165

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (4.8%)
*	Altice USA, Inc., Class A	139,089	$3,748,480
	Cable One, Inc.	1,354	2,344,938
	CenturyLink, Inc.	319,140	2,750,987
	Comcast Corp., Class A	203,304	8,587,561
	Interpublic Group of Cos., Inc. (The)	72,570	1,312,791
*	Match Group, Inc.	4,952	578,295
	Omnicom Group, Inc.	101,292	4,780,982
#	Sirius XM Holdings, Inc.	45,907	263,047
*	T-Mobile US, Inc.	38,460	4,214,062
	Verizon Communications, Inc.	2,503,435	142,670,761
#	ViacomCBS, Inc., Class B	126,023	3,600,477

TOTAL COMMUNICATION SERVICES			174,852,381

CONSUMER DISCRETIONARY — (16.4%)
*	Amazon.com, Inc.	55,442	168,330,228
	Aptiv P.L.C.	159,374	15,377,997
	Aramark	21,076	584,648
	Autoliv, Inc.	14,833	1,124,341
	Best Buy Co., Inc.	244,687	27,294,835
*	Booking Holdings, Inc.	17,405	28,239,613
#*	Burlington Stores, Inc.	13,131	2,541,899
*	Capri Holdings, Ltd.	5,790	122,864
	Darden Restaurants, Inc.	40,314	3,705,663
	Dollar General Corp.	44,951	9,381,723
*	Dollar Tree, Inc.	28,995	2,618,828
	eBay, Inc.	595,572	28,367,094
#*	Five Below, Inc.	2,249	299,882
	Gap, Inc. (The)	90,321	1,756,743
	General Motors Co.	167,006	5,766,717
	H&R Block, Inc.	8,484	146,434
#	Hanesbrands, Inc.	70,921	1,139,701
#	Harley-Davidson, Inc.	31,257	1,027,730
	Hilton Worldwide Holdings, Inc.	24,240	2,128,514
	Home Depot, Inc. (The)	123,001	32,805,597
	Kohl’s Corp.	11,593	246,815
#*	Kontoor Brands, Inc.	4,741	155,979
	Las Vegas Sands Corp.	116,948	5,620,521
	Lear Corp.	9,750	1,177,898
	Lowe’s Cos., Inc.	274,603	43,414,734
*	Lululemon Athletica, Inc.	20,498	6,544,806
	Marriott International, Inc., Class A	32,042	2,976,061
	NIKE, Inc., Class B	511,510	61,422,121
*	NVR, Inc.	1,178	4,656,740
*	O’Reilly Automotive, Inc.	41,256	18,012,370
	Polaris, Inc.	8,976	815,559
	Pool Corp.	8,190	2,865,108
	Ross Stores, Inc.	110,375	9,400,639
	Service Corp. International	39,958	1,850,455
	Starbucks Corp.	125,207	10,888,001
	Target Corp.	272,381	41,461,836
*	Terminix Global Holdings, Inc.	7,292	343,380
	TJX Cos., Inc. (The)	564,832	28,693,466
	Tractor Supply Co.	86,006	11,456,859
*	Ulta Beauty, Inc.	28,968	5,989,713
	VF Corp.	38,525	2,588,880

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Whirlpool Corp.	7,283	$1,347,064
#	Williams-Sonoma, Inc.	1,800	164,178
	Wyndham Destinations, Inc.	7,845	255,982
#	Wynn Resorts, Ltd.	40,144	2,907,630

TOTAL CONSUMER DISCRETIONARY			598,017,846

CONSUMER STAPLES — (10.7%)
	Altria Group, Inc.	940,393	33,929,379
	Brown-Forman Corp., Class A	4,389	275,410
	Brown-Forman Corp., Class B	144,278	10,057,619
#	Campbell Soup Co.	123,391	5,758,658
	Church & Dwight Co., Inc.	16,341	1,444,381
#	Clorox Co. (The)	32,579	6,751,998
	Coca-Cola Co. (The)	2,178,510	104,699,191
	Colgate-Palmolive Co.	222,549	17,556,891
	Costco Wholesale Corp.	53,048	18,971,026
	Estee Lauder Cos., Inc. (The), Class A	74,883	16,448,800
	General Mills, Inc.	35,863	2,120,220
*	Herbalife Nutrition, Ltd.	8,932	403,190
	Hershey Co. (The)	49,317	6,779,115
	Ingredion, Inc.	3,089	218,979
	Kellogg Co.	247,566	15,569,426
#	Keurig Dr Pepper, Inc.	5,910	158,979
	Kimberly-Clark Corp.	73,479	9,742,581
	Kroger Co. (The)	569,019	18,328,102
	Lamb Weston Holdings, Inc.	63,913	4,055,280
	PepsiCo, Inc.	708,342	94,414,905
	Sysco Corp.	276,098	15,270,980
	Walmart, Inc.	68,111	9,450,401

TOTAL CONSUMER STAPLES			392,405,511

ENERGY — (0.4%)
	Cabot Oil & Gas Corp.	112,014	1,992,720
*	Cheniere Energy, Inc.	38,026	1,820,305
	Cimarex Energy Co.	3,256	82,605
	ConocoPhillips	199,259	5,702,792
	Halliburton Co.	399,319	4,815,787

TOTAL ENERGY			14,414,209

FINANCIALS — (2.5%)
	American Express Co.	95,185	8,684,680
	Ameriprise Financial, Inc.	83,782	13,474,659
#	Aon P.L.C., Class A	95,035	17,487,390
#*	Credit Acceptance Corp.	1,186	353,570
	Discover Financial Services	14,023	911,635
#	Erie Indemnity Co., Class A	726	169,064
	FactSet Research Systems, Inc.	10,580	3,242,770
	Interactive Brokers Group, Inc., Class A	3,200	152,224
	Lazard, Ltd., Class A	2,925	98,485
	LPL Financial Holdings, Inc.	18,737	1,497,649
	MarketAxess Holdings, Inc.	3,198	1,723,242
	Marsh & McLennan Cos., Inc.	34,233	3,541,746
	Moody’s Corp.	37,453	9,846,394
	MSCI, Inc.	14,305	5,004,461
	S&P Global, Inc.	77,507	25,013,834
	Santander Consumer USA Holdings, Inc.	21,091	428,991

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	T Rowe Price Group, Inc.	7,094	$898,526

TOTAL FINANCIALS			92,529,320

HEALTH CARE — (14.3%)
	AbbVie, Inc.	1,081,847	92,065,180
	AmerisourceBergen Corp.	73,030	7,015,992
	Amgen, Inc.	324,244	70,341,493
*	Biogen, Inc.	61,218	15,431,221
	Bristol-Myers Squibb Co.	419,170	24,500,487
	Cardinal Health, Inc.	190,810	8,737,190
*	Catalent, Inc.	504	44,236
	Chemed Corp.	1,058	506,063
	Cigna Corp.	5,612	937,036
*	DaVita, Inc.	45,938	3,962,153
*	Elanco Animal Health, Inc.	219	6,791
	Eli Lilly and Co.	314,591	41,041,542
	Encompass Health Corp.	12,091	741,299
	Gilead Sciences, Inc.	178,513	10,380,531
*	IDEXX Laboratories, Inc.	36,697	15,589,620
*	Insulet Corp.	11,853	2,634,329
	Johnson & Johnson	463,240	63,514,836
	Merck & Co., Inc.	1,532,728	115,276,473
*	Mettler-Toledo International, Inc.	11,299	11,275,385
*	Molina Healthcare, Inc.	24,671	4,600,401
*	Waters Corp.	14,938	3,328,485
	Zoetis, Inc.	180,844	28,672,816

TOTAL HEALTH CARE			520,603,559

INDUSTRIALS — (12.8%)
	3M Co.	323,601	51,763,216
	Allegion P.L.C.	18,163	1,789,056
	Allison Transmission Holdings, Inc.	22,693	820,352
	Boeing Co. (The)	40,406	5,834,222
	BWX Technologies, Inc.	1,500	82,515
	Caterpillar, Inc.	295,017	46,332,420
#	CH Robinson Worldwide, Inc.	40,262	3,560,369
	Cintas Corp.	12,304	3,870,223
*	Copart, Inc.	54,363	5,999,501
	CSX Corp.	151,885	11,989,802
	Cummins, Inc.	5,198	1,142,988
	Deere & Co.	80,414	18,166,327
	Delta Air Lines, Inc.	117,660	3,605,102
	Donaldson Co., Inc.	20,479	972,753
	Emerson Electric Co.	17,117	1,109,010
	Expeditors International of Washington, Inc.	35,933	3,175,399
	Fastenal Co.	199,210	8,611,848
	FedEx Corp.	15,622	4,053,440
	General Dynamics Corp.	16,949	2,225,912
	Graco, Inc.	31,016	1,919,890
*	HD Supply Holdings, Inc.	36,143	1,440,660
	Honeywell International, Inc.	89,117	14,699,849
	Huntington Ingalls Industries, Inc.	11,913	1,756,929
*	IAA, Inc.	27,656	1,565,053
	Illinois Tool Works, Inc.	102,317	20,041,854
	JB Hunt Transport Services, Inc.	43,026	5,237,985
	KAR Auction Services, Inc.	2,717	39,560
	L3Harris Technologies, Inc.	11,785	1,898,681
	Lennox International, Inc.	2,197	596,837

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Lincoln Electric Holdings, Inc.	8,192	$834,110
	Lockheed Martin Corp.	90,153	31,565,270
	Nielsen Holdings P.L.C.	11,258	152,096
	Nordson Corp.	7,070	1,367,550
	Northrop Grumman Corp.	50,661	14,682,571
	Otis Worldwide Corp.	20,717	1,269,538
	PACCAR, Inc.	33,129	2,828,554
	Parker-Hannifin Corp.	34,969	7,286,141
*	Resideo Technologies, Inc.	3,906	39,373
	Robert Half International, Inc.	26,339	1,335,124
	Rockwell Automation, Inc.	48,659	11,538,022
	Rollins, Inc.	31,120	1,800,292
*	Sensata Technologies Holding P.L.C.	7,661	334,862
	Southwest Airlines Co.	70,932	2,803,942
	Spirit AeroSystems Holdings, Inc., Class A	3,162	57,517
	Toro Co. (The)	18,495	1,518,440
	TransUnion	10,783	858,974
	Union Pacific Corp.	408,543	72,389,734
*	United Airlines Holdings, Inc.	108,987	3,690,300
	United Parcel Service, Inc., Class B	255,744	40,179,940
*	United Rentals, Inc.	41,680	7,431,127
	Verisk Analytics, Inc.	42,292	7,526,707
	Waste Management, Inc.	187,185	20,199,133
	WW Grainger, Inc.	36,567	12,799,181

TOTAL INDUSTRIALS			468,790,251

INFORMATION TECHNOLOGY — (34.2%)
	Accenture P.L.C., Class A	294,585	63,898,432
*	Advanced Micro Devices, Inc.	86,321	6,499,108
	Amphenol Corp., Class A	40,757	4,599,020
	Apple, Inc.	1,537,880	167,413,617
	Applied Materials, Inc.	178,740	10,586,770
*	Aspen Technology, Inc.	20,260	2,224,751
*	Autodesk, Inc.	94,223	22,193,285
	Automatic Data Processing, Inc.	214,036	33,809,127
	Booz Allen Hamilton Holding Corp.	61,748	4,847,218
	Broadridge Financial Solutions, Inc.	73,916	10,170,842
*	Cadence Design Systems, Inc.	16,935	1,852,181
	CDK Global, Inc.	2,876	123,956
	CDW Corp.	73,210	8,975,546
	Cisco Systems, Inc.	1,033,920	37,117,728
	Citrix Systems, Inc.	39,521	4,476,544
*	Dell Technologies, Inc., Class C	102,737	6,190,932
#*	F5 Networks, Inc.	12,438	1,653,508
*	Fair Isaac Corp.	4,255	1,665,620
*	Fiserv, Inc.	46,650	4,453,675
*	FleetCor Technologies, Inc.	43,507	9,611,131
*	Fortinet, Inc.	60,450	6,671,866
*	Gartner, Inc.	35,201	4,227,640
	Global Payments, Inc.	23,118	3,646,633
*	GoDaddy, Inc., Class A	28,760	2,034,482
	Intel Corp.	264,809	11,725,743
	International Business Machines Corp.	516,074	57,624,823
	Intuit, Inc.	72,986	22,967,234
	Jack Henry & Associates, Inc.	10,151	1,504,886
	KLA Corp.	146,032	28,794,590
	Lam Research Corp.	65,620	22,447,290
	Mastercard, Inc., Class A	369,835	106,749,174
	Maxim Integrated Products, Inc.	66,596	4,638,411

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Micron Technology, Inc.	203,961	$10,267,397
	Microsoft Corp.	824,416	166,919,508
	NetApp, Inc.	54,150	2,376,643
	NortonLifeLock, Inc.	289,435	5,953,678
	NVIDIA Corp.	33,595	16,843,189
*	ON Semiconductor Corp.	33,310	835,748
	Oracle Corp.	1,104,739	61,986,905
	Paychex, Inc.	331,639	27,277,308
*	Paycom Software, Inc.	11,882	4,326,117
	QUALCOMM, Inc.	417,906	51,552,884
#	Sabre Corp.	58,513	381,505
#	Seagate Technology P.L.C.	131,625	6,294,307
	Skyworks Solutions, Inc.	7,510	1,061,088
	Teradyne, Inc.	65,445	5,749,343
	Texas Instruments, Inc.	441,205	63,793,831
#	Ubiquiti, Inc.	4,939	916,728
#	Visa, Inc., Class A	763,323	138,703,422
#*	VMware, Inc., Class A	889	114,441
	Western Digital Corp.	19,367	730,717
	Western Union Co. (The)	25,456	494,865
*	Zebra Technologies Corp., Class A	15,050	4,268,782

TOTAL INFORMATION TECHNOLOGY			1,246,244,169

MATERIALS — (1.9%)
	Avery Dennison Corp.	28,435	3,935,120
*	Axalta Coating Systems, Ltd.	59,171	1,485,784
*	Berry Global Group, Inc.	30,253	1,410,697
	Celanese Corp.	32,961	3,741,403
	Chemours Co. (The)	28,329	570,546
*	Crown Holdings, Inc.	45,491	3,903,128
	Eastman Chemical Co.	5,128	414,548
	Freeport-McMoRan, Inc.	13,317	230,917
	International Paper Co.	90,908	3,977,225
	LyondellBasell Industries NV, Class A	236,550	16,191,848
	NewMarket Corp.	319	114,103
	Packaging Corp. of America	24,100	2,759,209
	PPG Industries, Inc.	29,778	3,862,802
	Scotts Miracle-Gro Co. (The)	34,052	5,109,503
	Sealed Air Corp.	11,977	474,169
	Sherwin-Williams Co. (The)	28,835	19,837,903
#	Southern Copper Corp.	2,568	134,409
	Steel Dynamics, Inc.	50,290	1,583,129
	WR Grace & Co.	1,617	70,323

TOTAL MATERIALS			69,806,766

UTILITIES — (0.1%)
	NRG Energy, Inc.	92,178	2,914,668

TOTAL COMMON STOCKS Cost ($3,169,191,558)			3,580,578,680

TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	48,363,851	48,363,851

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†
SECURITIES LENDING COLLATERAL — (0.6%)
@§ The DFA Short Term Investment Fund	1,686,760	$19,517,500

TOTAL INVESTMENTS — (100.0%) (Cost $3,237,072,518)		$3,648,460,031

As of October 31, 2020, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	12/18/20	$24,581,488	$23,995,545	$(585,943)

Total Futures Contracts			$24,581,488	$23,995,545	$(585,943)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$174,852,381	—	—	$174,852,381
Consumer Discretionary	598,017,846	—	—	598,017,846
Consumer Staples	392,405,511	—	—	392,405,511
Energy	14,414,209	—	—	14,414,209
Financials	92,529,320	—	—	92,529,320
Health Care	520,603,559	—	—	520,603,559
Industrials	468,790,251	—	—	468,790,251
Information Technology	1,246,244,169	—	—	1,246,244,169
Materials	69,806,766	—	—	69,806,766
Utilities	2,914,668	—	—	2,914,668
Temporary Cash Investments	48,363,851	—	—	48,363,851
Securities Lending Collateral	—	$19,517,500	—	19,517,500
Futures Contracts**	(585,943)	—	—	(585,943)

TOTAL	$3,628,356,588	$19,517,500	—	$3,647,874,088

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (96.1%)
AUSTRALIA — (5.9%)
	Ampol, Ltd.	30,723	$560,206
	Aristocrat Leisure, Ltd.	166,013	3,342,959
	Aurizon Holdings, Ltd.	38,508	102,110
	BHP Group, Ltd.	250,101	5,995,328
#	BHP Group, Ltd., Sponsored ADR	234,341	11,274,146
	Brambles, Ltd.	534,500	3,604,838
	Carsales.com, Ltd.	84,374	1,232,685
*	CIMIC Group, Ltd.	23,489	355,008
	Coca-Cola Amatil, Ltd.	166,667	1,456,974
	Cochlear, Ltd.	7,722	1,152,550
	Coles Group, Ltd.	286,625	3,580,598
	Computershare, Ltd.	101,038	863,461
	CSL, Ltd.	77,414	15,673,028
	Domino’s Pizza Enterprises, Ltd.	22,247	1,325,067
	Evolution Mining, Ltd.	99,657	390,699
*	Flight Centre Travel Group, Ltd.	5,805	45,948
	Fortescue Metals Group, Ltd.	421,335	5,154,398
	IDP Education, Ltd.	34,865	473,008
	James Hardie Industries P.L.C.	159,118	3,863,364
	JB Hi-Fi, Ltd.	53,590	1,790,735
	Magellan Financial Group, Ltd.	52,840	2,048,001
	Medibank Pvt, Ltd.	467,567	877,704
	Northern Star Resources, Ltd.	135,254	1,428,811
*	Qantas Airways, Ltd.	264,656	778,601
	Ramsay Health Care, Ltd.	73,183	3,206,462
	REA Group, Ltd.	17,582	1,462,155
	Rio Tinto, Ltd.	78,553	5,110,175
	Telstra Corp., Ltd.	920,206	1,732,919
	Wesfarmers, Ltd.	118,583	3,838,486
	Woolworths Group, Ltd.	253,239	6,812,205

TOTAL AUSTRALIA			89,532,629

AUSTRIA — (0.0%)
	OMV AG	31,852	736,303

BELGIUM — (0.8%)
	Anheuser-Busch InBev SA	80,096	4,143,059
	Etablissements Franz Colruyt NV	13,999	828,100
	Proximus SADP	39,773	773,195
	Solvay SA	25,363	2,060,752
	UCB SA	25,330	2,501,883
	Umicore SA	51,735	1,994,452

TOTAL BELGIUM			12,301,441

CANADA — (8.2%)
	Agnico Eagle Mines, Ltd.	77,318	6,120,791
	Alimentation Couche-Tard, Inc., Class B	176,894	5,447,693
	B2Gold Corp.	350,924	2,257,313
	B2Gold Corp.	62,567	402,931
	Barrick Gold Corp.	730	19,517
*	Bausch Health Cos., Inc.	22,422	369,963
*	Bausch Health Cos., Inc.	48,841	804,669
#	BCE, Inc.	12,936	519,848
	BCE, Inc.	11,542	464,219
	CAE, Inc.	58	991
	Canadian National Railway Co.	81,933	8,139,182

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Canadian National Railway Co.	52,046	$5,175,975
	Canadian Natural Resources, Ltd.	457,803	7,284,713
	Canadian Natural Resources, Ltd.	32,540	519,013
	Canadian Pacific Railway, Ltd.	7,400	2,211,391
	Canadian Pacific Railway, Ltd.	13,162	3,937,149
	Canadian Tire Corp., Ltd., Class A	219	24,456
#	CCL Industries, Inc., Class B	55,229	2,105,857
*	CGI, Inc.	29,828	1,854,407
*	CGI, Inc.	51,861	3,218,006
	Cogeco Communications, Inc.	984	68,540
	Constellation Software, Inc.	4,986	5,234,084
	Dollarama, Inc.	84,369	2,905,389
	Empire Co., Ltd., Class A	68,713	1,874,741
	FirstService Corp.	1,918	257,319
	FirstService Corp.	7,098	951,781
	George Weston, Ltd.	30,209	2,118,462
	IGM Financial, Inc.	2,808	61,648
	Kinross Gold Corp.	152,300	1,211,724
	Kinross Gold Corp.	389,721	3,106,076
	Kirkland Lake Gold, Ltd.	87,062	3,966,572
	Kirkland Lake Gold, Ltd.	8,515	388,454
	Loblaw Cos., Ltd.	69,793	3,474,196
	Magna International, Inc.	67,038	3,423,099
	Magna International, Inc.	50,730	2,592,810
	Metro, Inc.	81,872	3,819,218
	National Bank of Canada	138,986	6,670,243
#	Northland Power, Inc.	59,374	1,920,307
#	Open Text Corp.	68,188	2,505,294
	Open Text Corp.	20,437	750,651
	Ovintiv, Inc.	40,999	377,187
	Parkland Corp.	7,211	176,121
	Quebecor, Inc., Class B	47,134	1,093,531
#	Restaurant Brands International, Inc.	31,950	1,660,211
	Restaurant Brands International, Inc.	8,928	464,256
	Ritchie Bros Auctioneers, Inc.	22,931	1,390,008
	Ritchie Bros Auctioneers, Inc.	4,882	295,996
	Rogers Communications, Inc., Class B	85,508	3,473,462
	Rogers Communications, Inc., Class B	26,095	1,059,718
	Royal Bank of Canada	50,120	3,504,600
	Royal Bank of Canada	34,564	2,419,134
#	Saputo, Inc.	65,736	1,600,104
	Shaw Communications, Inc., Class B	150,605	2,481,258
	Shaw Communications, Inc., Class B	32,364	534,006
	Stantec, Inc.	914	26,248
	Suncor Energy, Inc.	92,145	1,039,510
#	Suncor Energy, Inc.	33,148	374,241
	Toromont Industries, Ltd.	26,193	1,630,796
#	WSP Global, Inc.	27,767	1,756,305

TOTAL CANADA			123,535,384

DENMARK — (2.3%)
	Coloplast A.S., Class B	25,080	3,667,774
	Novo Nordisk A.S., Class B	460,979	29,394,618
	Pandora A.S.	13,476	1,069,043

TOTAL DENMARK			34,131,435

FINLAND — (1.1%)
	Elisa Oyj	47,711	2,345,885

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Kesko Oyj, Class A	46,958	$1,151,642
	Kesko Oyj, Class B	104,910	2,692,051
	Kone Oyj, Class B	54,803	4,363,038
	Neste Oyj	74,777	3,899,886
	Orion Oyj, Class A	1,529	65,886
	Orion Oyj, Class B	20,461	875,723
	Stora Enso Oyj, Class R	38,201	557,465
	UPM-Kymmene Oyj	35,281	997,004

TOTAL FINLAND			16,948,580

FRANCE — (9.6%)
	Air Liquide SA	47,519	6,949,097
*	Airbus SE	85,944	6,288,182
	Arkema SA	18,698	1,831,277
	Bouygues SA	85,047	2,788,982
*	Bureau Veritas SA	82,576	1,810,755
	Capgemini SE	56,846	6,563,882
	Carrefour SA	200,852	3,121,620
	Cie Generale des Etablissements Michelin SCA	50,995	5,507,509
	Danone SA	29,506	1,636,556
*	Eiffage SA	34,919	2,534,332
	Electricite de France SA	39,445	457,840
*	Eurofins Scientific SE	4,012	3,194,836
	Euronext NV	14,161	1,474,465
*	Faurecia SE	11,017	417,830
	Hermes International	4,970	4,627,566
	Iliad SA	4,741	916,586
	Ipsen SA	12,849	1,170,286
	Kering SA	14,579	8,810,325
	Legrand SA	92,541	6,849,820
	LVMH Moet Hennessy Louis Vuitton SE	59,150	27,726,426
	Orange SA	658,647	7,396,356
*	Peugeot SA	210,760	3,786,136
	Publicis Groupe SA	73,502	2,553,627
*	Safran SA	59,019	6,225,318
	Sartorius Stedim Biotech	5,109	1,938,159
	SEB SA	6,463	1,050,323
	Sodexo SA	26,113	1,677,397
	STMicroelectronics NV	116,439	3,551,879
#	STMicroelectronics NV	20,514	626,498
	Teleperformance	19,704	5,914,803
	Thales SA	43,418	2,829,130
*	Ubisoft Entertainment SA	26,267	2,320,253
	Valeo SA	70,015	2,118,052
	Vinci SA	108,246	8,549,818

TOTAL FRANCE			145,215,921

GERMANY — (7.4%)
*	Adidas AG	32,418	9,631,545
	Bayer AG	5,723	268,927
	Bayerische Motoren Werke AG	74,076	5,062,259
	Bechtle AG	9,822	1,686,601
	Brenntag AG	58,677	3,750,421
	Continental AG	40,568	4,310,386
	Covestro AG	9,255	441,704
	Daimler AG	24,616	1,272,364
	Deutsche Boerse AG	40,788	6,010,255
#*	Deutsche Lufthansa AG	25,220	215,759

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche Post AG	218,448	$9,685,543
	Deutsche Telekom AG	803,082	12,205,841
#	E.ON SE	886,740	9,234,657
*	Fielmann AG	6,893	522,089
	Fresenius Medical Care AG & Co. KGaA	69,348	5,295,564
*	HelloFresh SE	45,169	2,413,688
	Hochtief AG	3,093	227,538
	Infineon Technologies AG	230,358	6,413,438
	KION Group AG	27,391	2,134,331
	Knorr-Bremse AG	20,040	2,321,180
	MTU Aero Engines AG	20,427	3,491,410
	Nemetschek SE	17,051	1,234,611
*	Puma SE	27,584	2,414,790
	Rational AG	1,286	964,577
	SAP SE	91,993	9,814,234
	Siemens Healthineers AG	43,086	1,849,628
	Symrise AG	47,572	5,866,122
	Telefonica Deutschland Holding AG	359,694	907,245
#*	Thyssenkrupp AG	43,042	205,450
	Volkswagen AG	6,787	1,055,802

TOTAL GERMANY			110,907,959

HONG KONG — (2.6%)
	AIA Group, Ltd.	629,200	5,988,206
	BOC Aviation, Ltd.	66,300	410,539
	Chow Tai Fook Jewellery Group, Ltd.	490,000	626,245
	Hang Seng Bank, Ltd.	134,900	2,078,274
	HKT Trust & HKT, Ltd.	1,606,000	2,076,987
	Hong Kong & China Gas Co., Ltd.	101,950	147,094
	Hong Kong Exchanges & Clearing, Ltd.	248,737	11,919,156
	Man Wah Holdings, Ltd.	205,200	286,385
	MGM China Holdings, Ltd.	211,600	279,241
	NagaCorp., Ltd.	388,000	401,326
*	Pacific Century Premium Developments, Ltd.	132,840	14,062
	PCCW, Ltd.	1,114,270	670,385
*	Prada SpA	126,300	499,886
	Sands China, Ltd.	392,800	1,378,571
	Techtronic Industries Co., Ltd.	458,500	6,175,693
	Vitasoy International Holdings, Ltd.	128,000	517,748
	WH Group, Ltd.	4,361,500	3,435,231
#*	Wynn Macau, Ltd.	350,800	484,677
	Xinyi Glass Holdings, Ltd.	632,000	1,387,895

TOTAL HONG KONG			38,777,601

IRELAND — (0.6%)
	CRH P.L.C., Sponsored ADR	71,878	2,526,512
	Kerry Group P.L.C., Class A	3,844	460,134
*	Kingspan Group P.L.C.	38,555	3,364,666
	Smurfit Kappa Group P.L.C.	55,484	2,090,587

TOTAL IRELAND			8,441,899

ISRAEL — (0.3%)
*	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	94,423
	Elbit Systems, Ltd.	1,780	200,577
#	Elbit Systems, Ltd.	5,173	580,204
	ICL Group, Ltd.	142,733	517,815
	Mizrahi Tefahot Bank, Ltd.	38,294	746,741
*	Nice, Ltd.	376	85,513

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Nice, Ltd., Sponsored ADR	7,218	$1,647,581
*	Shapir Engineering and Industry, Ltd.	32,095	216,078
	Shufersal, Ltd.	40,979	308,425
	Strauss Group, Ltd.	8,253	237,818
	Tower Semiconductor, Ltd.	13,030	274,933
*	Tower Semiconductor, Ltd.	14,140	290,011

TOTAL ISRAEL			5,200,119

ITALY — (1.7%)
*	Amplifon SpA	29,448	1,070,662
*	CNH Industrial NV	146,903	1,139,038
	DiaSorin SpA	5,809	1,275,242
	Enel SpA	668,741	5,316,827
	Ferrari NV	1,191	212,465
#	Ferrari NV	15,931	2,842,409
*	Fiat Chrysler Automobiles NV	349,193	4,283,764
*	FinecoBank Banca Fineco SpA	117,529	1,613,657
*	Moncler SpA	59,944	2,398,461
	Recordati Industria Chimica e Farmaceutica SpA	27,454	1,423,342
	Snam SpA	763,290	3,721,864

TOTAL ITALY			25,297,731

JAPAN — (24.1%)
	Advantest Corp.	79,000	4,575,914
	Aeon Co., Ltd.	149,100	3,809,234
	Ain Holdings, Inc.	7,100	496,627
	Air Water, Inc.	67,200	960,140
#	Anritsu Corp.	56,800	1,243,492
	Asahi Group Holdings, Ltd.	62,700	1,940,384
	Asahi Intecc Co., Ltd.	64,000	1,983,243
	ASKUL Corp.	7,100	272,685
	Astellas Pharma, Inc.	424,200	5,817,028
	Bandai Namco Holdings, Inc.	38,400	2,869,816
	BayCurrent Consulting, Inc.	4,300	556,378
	Benefit One, Inc.	23,900	598,090
*	Bengo4.com, Inc.	400	52,941
	Bridgestone Corp.	123,100	4,012,444
	Brother Industries, Ltd.	77,500	1,197,544
	Calbee, Inc.	11,300	346,646
	Capcom Co., Ltd.	29,300	1,602,462
#*	Change, Inc.	4,700	360,155
	Chugai Pharmaceutical Co., Ltd.	118,300	4,566,378
	Cosmos Pharmaceutical Corp.	7,600	1,290,779
	Create SD Holdings Co., Ltd.	9,400	303,149
	CyberAgent, Inc.	32,700	2,056,775
	Daifuku Co., Ltd.	20,600	2,124,226
	Daiichikosho Co., Ltd.	7,200	246,362
	Daikin Industries, Ltd.	49,600	9,281,808
#	Daio Paper Corp.	27,400	396,152
	Daito Trust Construction Co., Ltd.	28,000	2,547,024
	Daiwa House Industry Co., Ltd.	126,600	3,326,384
	Denka Co., Ltd.	12,300	378,935
	DIC Corp.	25,208	613,709
	DMG Mori Co., Ltd.	7,300	97,604
	Eisai Co., Ltd.	48,200	3,747,720
	Elecom Co., Ltd.	6,600	330,531
#	Fancl Corp.	22,800	718,449
	Fast Retailing Co., Ltd.	10,400	7,254,433

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	FP Corp.	13,800	$550,367
	Fuji Kyuko Co., Ltd.	5,000	214,483
	Fuji Oil Holdings, Inc.	19,100	604,354
	Fujitsu, Ltd.	43,700	5,170,347
	Fuyo General Lease Co., Ltd.	400	22,967
	GMO internet, Inc.	19,900	530,777
	GMO Payment Gateway, Inc.	13,300	1,629,628
	Goldwin, Inc.	4,100	305,827
	GungHo Online Entertainment, Inc.	6,730	167,221
	Hakuhodo DY Holdings, Inc.	35,000	445,941
	Haseko Corp.	106,700	1,279,241
	Hikari Tsushin, Inc.	7,471	1,752,283
*	HIS Co., Ltd.	1,400	18,879
	Hitachi Capital Corp.	18,500	391,258
	Hitachi Transport System, Ltd.	18,100	573,748
	Hoya Corp.	74,600	8,419,124
	Hulic Co., Ltd.	121,300	1,123,589
	IHI Corp.	45,400	549,827
	Infocom Corp.	8,500	307,901
	Infomart Corp.	66,600	550,784
	Inpex Corp.	425,200	2,016,467
	Internet Initiative Japan, Inc.	10,800	483,197
	IR Japan Holdings, Ltd.	2,300	254,649
	Ito En, Ltd.	18,200	1,152,664
	Itochu Techno-Solutions Corp.	33,300	1,129,782
	Iwatani Corp.	3,700	167,878
	Izumi Co., Ltd.	11,700	396,791
*	Japan Airlines Co., Ltd.	1,800	31,439
	Japan Exchange Group, Inc.	108,000	2,636,628
	Japan Tobacco, Inc.	276,600	5,207,597
	Justsystems Corp.	9,900	647,496
	Kakaku.com, Inc.	40,300	1,065,025
	Kao Corp.	103,100	7,340,585
	Katitas Co., Ltd.	16,500	468,120
	KDDI Corp.	413,300	11,181,827
	Kirin Holdings Co., Ltd.	31,500	567,894
#	Kobe Bussan Co., Ltd.	33,400	939,710
	Konami Holdings Corp.	13,600	532,281
	Kusuri no Aoki Holdings Co., Ltd.	4,400	351,234
	Lasertec Corp.	24,500	2,122,210
	Lawson, Inc.	22,000	1,010,802
	Life Corp.	6,900	242,669
	Lion Corp.	80,100	1,633,350
	LIXIL Group Corp.	111,300	2,416,794
	M3, Inc.	56,600	3,822,522
	Maruwa Unyu Kikan Co., Ltd.	6,000	257,810
	McDonald’s Holdings Co. Japan, Ltd.	22,200	1,052,755
	MEIJI Holdings Co., Ltd.	51,200	3,709,414
	Menicon Co., Ltd.	8,700	614,286
	Minebea Mitsumi, Inc.	169,900	3,068,624
	Mitsubishi Chemical Holdings Corp.	465,400	2,619,345
	Mitsubishi UFJ Lease & Finance Co., Ltd.	153,600	650,802
	Mitsui Chemicals, Inc.	24,600	630,064
	MonotaRO Co., Ltd.	36,700	2,029,940
	Morinaga & Co., Ltd.	11,300	429,346
	Morinaga Milk Industry Co., Ltd.	15,800	761,761
	Murata Manufacturing Co., Ltd.	102,400	7,181,174
	NEC Corp.	59,800	3,012,136
	NET One Systems Co., Ltd.	32,230	963,630

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Nichirei Corp.	48,700	$1,227,181
	Nifco, Inc.	37,100	1,110,482
	Nihon M&A Center, Inc.	49,800	2,924,333
	Nihon Unisys, Ltd.	26,600	784,073
	Nintendo Co., Ltd.	23,900	12,922,461
	Nippon Express Co., Ltd.	15,400	863,625
	Nippon Sanso Holdings Corp.	62,800	920,751
	Nippon Yusen K.K	60,013	1,107,694
	Nipro Corp.	40,100	421,939
	Nissan Chemical Corp.	47,200	2,504,935
	Nitori Holdings Co., Ltd.	9,800	2,014,456
	Noevir Holdings Co., Ltd.	1,600	71,434
	Nomura Research Institute, Ltd.	51,100	1,506,299
	NTT Data Corp.	144,900	1,635,371
	NTT DOCOMO, Inc.	247,500	9,215,710
	Olympus Corp.	201,900	3,865,190
	Open House Co., Ltd.	24,400	830,872
	Oracle Corp.	5,900	589,646
	Orient Corp.	8,000	8,878
	Otsuka Corp.	44,100	2,026,468
	Pan Pacific International Holdings Corp.	82,400	1,748,399
	Panasonic Corp.	558,000	5,154,542
*	Park24 Co., Ltd.	34,900	471,424
*	PeptiDream, Inc.	29,300	1,354,043
	Persol Holdings Co., Ltd.	71,000	1,075,380
	Pigeon Corp.	37,900	1,745,353
#	Rakus Co., Ltd.	25,200	495,222
	Recruit Holdings Co., Ltd.	220,700	8,397,778
	Relo Group, Inc.	32,000	767,961
*	Renesas Electronics Corp.	309,300	2,553,162
	Rengo Co., Ltd.	59,300	456,251
	Ryohin Keikaku Co., Ltd.	87,700	1,840,763
	Sankyu, Inc.	22,500	805,986
	Sanwa Holdings Corp.	74,400	848,672
	SCSK Corp.	21,200	1,054,095
	Seibu Holdings, Inc.	77,600	775,837
	Seiko Epson Corp.	55,600	645,721
	Sekisui Chemical Co., Ltd.	73,000	1,137,947
	Seria Co., Ltd.	14,500	558,672
	Seven & I Holdings Co., Ltd.	171,100	5,200,527
	Seven Bank, Ltd.	206,100	472,988
	SG Holdings Co., Ltd.	72,800	1,755,968
	Sharp Corp.	81,200	938,966
*	SHIFT, Inc.	1,900	241,130
	Ship Healthcare Holdings, Inc.	10,200	484,014
	Shiseido Co., Ltd.	72,400	4,482,067
	Showa Denko K.K.	45,100	766,866
#	Skylark Holdings Co., Ltd.	78,300	1,116,773
	SMS Co., Ltd.	22,000	647,727
	Softbank Corp.	604,400	7,033,683
	SoftBank Group Corp.	216,000	14,068,895
	Sony Corp.	299,100	24,934,897
	Square Enix Holdings Co., Ltd.	39,600	2,300,871
	SUMCO Corp.	109,800	1,674,655
	Sumitomo Forestry Co., Ltd.	36,600	576,544
	Sundrug Co., Ltd.	23,200	861,457
	Suntory Beverage & Food, Ltd.	9,700	334,531
	Sushiro Global Holdings, Ltd.	35,600	966,413
	Sysmex Corp.	28,500	2,676,969

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Cement Corp.	47,900	$1,124,312
	Taisei Corp.	68,400	2,128,465
	Taiyo Yuden Co., Ltd.	52,100	1,927,018
	TDK Corp.	33,300	3,916,101
	TechnoPro Holdings, Inc.	13,700	852,105
	Teijin, Ltd.	69,500	1,064,598
	Terumo Corp.	48,600	1,788,673
	TIS, Inc.	77,700	1,486,024
	Toei Animation Co., Ltd.	900	62,964
	Tokai Carbon Co., Ltd.	71,600	812,743
	Tokyo Century Corp.	18,600	911,929
	Tokyo Electron, Ltd.	31,900	8,562,305
	Toshiba TEC Corp.	9,100	364,343
	Toyo Tire Corp.	43,300	642,342
	Toyota Boshoku Corp.	21,900	318,116
	Trend Micro, Inc.	53,800	3,013,613
	Tsuruha Holdings, Inc.	11,800	1,652,294
	Unicharm Corp.	26,900	1,244,687
	USS Co., Ltd.	76,400	1,397,400
	Welcia Holdings Co., Ltd.	36,300	1,422,644
#	Workman Co., Ltd.	5,600	496,550
	Yaoko Co., Ltd.	6,000	424,692
	Yokohama Rubber Co., Ltd. (The)	18,500	265,741
	Z Holdings Corp.	543,200	3,787,766
	Zenkoku Hosho Co., Ltd.	21,100	832,140
	Zensho Holdings Co., Ltd.	29,600	691,725
	ZOZO, Inc.	34,900	885,339

TOTAL JAPAN			363,436,461

NETHERLANDS — (3.7%)
*	Adyen NV	2,407	4,045,549
	ASML Holding NV	10,948	3,961,018
	ASML Holding NV	2,890	1,043,897
	Coca-Cola European Partners P.L.C.	57,577	2,053,219
*	GrandVision NV	6,983	194,118
	Heineken NV	19,339	1,711,841
	Koninklijke Ahold Delhaize NV	293,223	8,038,933
	Koninklijke KPN NV	1,728,646	4,668,691
	Unilever NV	277,189	15,677,810
#	Unilever NV	62,170	3,504,755
	Wolters Kluwer NV	127,654	10,335,718

TOTAL NETHERLANDS			55,235,549

NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd. (The)	90,525	876,569
	Chorus, Ltd.	211,003	1,173,339
	Fisher & Paykel Healthcare Corp., Ltd.	6,222	143,942
	Spark New Zealand, Ltd.	695,474	2,063,934

TOTAL NEW ZEALAND			4,257,784

NORWAY — (0.6%)
#	Aker BP ASA	47,410	738,332
	Equinor ASA	252,427	3,220,895
*	Salmar ASA	18,740	951,625
	Telenor ASA	135,087	2,087,402
	Tomra Systems ASA	27,462	1,109,099

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	14,725	$515,308

TOTAL NORWAY			8,622,661

PORTUGAL — (0.1%)
	Jeronimo Martins SGPS SA	62,931	999,578

SINGAPORE — (0.8%)
	Dairy Farm International Holdings, Ltd.	73,200	275,731
	DBS Group Holdings, Ltd.	105,600	1,573,002
	Jardine Cycle & Carriage, Ltd.	29,200	379,838
	Olam International, Ltd.	96,000	90,060
	SATS, Ltd.	122,000	266,062
	Sembcorp Industries, Ltd.	18,000	20,834
	Singapore Airlines, Ltd.	339,750	843,129
	Singapore Exchange, Ltd.	221,600	1,405,465
#	Singapore Technologies Engineering, Ltd.	422,000	1,078,767
	Singapore Telecommunications, Ltd.	1,387,300	2,062,252
	Singapore Telecommunications, Ltd.	104,400	156,064
	United Overseas Bank, Ltd.	172,900	2,402,350
	Venture Corp., Ltd.	84,000	1,184,128
	Wilmar International, Ltd.	328,000	971,059

TOTAL SINGAPORE			12,708,741

SPAIN — (1.7%)
	Acciona SA	5,668	572,675
	ACS Actividades de Construccion y Servicios SA	79,079	1,879,764
*	Aena SME SA	23,358	3,147,157
	Amadeus IT Group SA	114,179	5,440,190
	Cellnex Telecom SA	25,419	1,631,670
	Endesa SA	98,806	2,650,889
	Iberdrola SA	20,038	236,604
	Industria de Diseno Textil SA	153,211	3,782,676
	Naturgy Energy Group SA	75,818	1,408,557
	Telefonica SA	1,449,821	4,716,313

TOTAL SPAIN			25,466,495

SWEDEN — (2.7%)
	AddTech AB, Class B	73,320	810,265
	Atlas Copco AB, Class A	135,496	5,980,950
	Atlas Copco AB, Class B	80,017	3,065,914
	Avanza Bank Holding AB	3,891	74,109
	Axfood AB	21,921	509,513
	Beijer Ref AB	15,507	429,339
	Boliden AB	14,852	405,001
#	Electrolux AB, Class B	110,462	2,490,739
*	Electrolux Professional AB, Class B	27,167	102,413
	Elekta AB, Class B	141,382	1,653,603
	Epiroc AB, Class A	133,951	2,000,103
	Epiroc AB, Class B	80,900	1,158,135
	Essity AB, Class A	4,443	134,562
#	Essity AB, Class B	117,134	3,390,244
	Evolution Gaming Group AB	32,600	2,417,950
#	Hennes & Mauritz AB, Class B	185,072	3,008,975
*	Indutrade AB	31,748	1,607,368
	Lifco AB, Class B	5,193	380,136
	Millicom International Cellular SA	20,258	594,961
*	Securitas AB, Class B	98,547	1,391,082
	Sweco AB, Class B	26,629	1,339,975

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Swedish Orphan Biovitrum AB	67,289	$1,160,468
*	Volvo AB, Class A	54,955	1,066,868
*	Volvo AB, Class B	308,414	5,994,701

TOTAL SWEDEN			41,167,374

SWITZERLAND — (9.7%)
	EMS-Chemie Holding AG	2,152	1,892,853
	Geberit AG	13,431	7,644,513
	Givaudan SA	1,272	5,187,137
	Kuehne + Nagel International AG	24,938	4,984,185
#	Logitech International SA	914	77,370
	Nestle SA	279,289	31,413,837
	Partners Group Holding AG	7,244	6,521,815
	Roche Holding AG	6,863	2,211,266
	Roche Holding AG	181,530	58,331,278
	Schindler Holding AG	7,672	1,972,031
	SGS SA	1,953	4,878,225
	Sika AG	36,778	9,047,563
*	Sonova Holding AG	5,692	1,351,098
	Straumann Holding AG	1,021	1,065,773
	Swisscom AG	12,782	6,500,936
	Temenos AG	21,808	2,343,741

TOTAL SWITZERLAND			145,423,621

UNITED KINGDOM — (11.9%)
	Admiral Group P.L.C.	74,647	2,659,214
	Anglo American P.L.C.	8,956	210,136
	Ashtead Group P.L.C.	208,344	7,528,991
	AstraZeneca P.L.C., Sponsored ADR	352,883	17,700,611
	AstraZeneca P.L.C.	67,346	6,761,907
	Auto Trader Group P.L.C.	262,376	1,972,655
	B&M European Value Retail SA	393,013	2,466,514
	BAE Systems P.L.C.	1,168,728	6,007,719
	BHP Group P.L.C., ADR	83,966	3,263,758
	BHP Group P.L.C.	242,244	4,692,835
	BT Group P.L.C.	3,328,657	4,371,688
	Bunzl P.L.C.	103,062	3,203,813
	Burberry Group P.L.C.	159,971	2,809,540
	CNH Industrial NV	231,387	1,788,287
	Coca-Cola HBC AG	25,381	576,535
	Compass Group P.L.C.	680,403	9,313,173
	Croda International P.L.C.	33,379	2,608,869
#	Diageo P.L.C., Sponsored ADR	104,919	13,658,355
	Diageo P.L.C.	80,730	2,609,020
	Evraz P.L.C.	153,183	713,325
	Experian P.L.C.	157,202	5,758,920
	Ferguson P.L.C.	39,071	3,880,588
*	G4S P.L.C.	34,399	90,707
	Hargreaves Lansdown P.L.C.	87,622	1,538,300
	Hikma Pharmaceuticals P.L.C.	11,798	383,594
	HomeServe P.L.C.	46,197	662,068
*	Howden Joinery Group P.L.C.	187,119	1,544,826
	Imperial Brands P.L.C.	381,224	6,033,895
	International Consolidated Airlines Group SA	50,486	63,137
	Intertek Group P.L.C.	56,229	4,050,218
*	ITV P.L.C.	726,175	678,656
	JD Sports Fashion P.L.C.	167,857	1,614,864
	Mondi P.L.C.	89,693	1,699,979

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»
UNITED KINGDOM — (Continued)
Next P.L.C.	39,591	$2,990,170
Persimmon P.L.C.	29,930	906,176
RELX P.L.C., Sponsored ADR	221,931	4,378,699
RELX P.L.C.	45,322	896,827
RELX P.L.C.	28,850	570,783
* Rentokil Initial P.L.C.	680,916	4,635,818
* Rightmove P.L.C.	243,830	1,951,415
Rio Tinto P.L.C.	8,041	454,810
# Rio Tinto P.L.C., Sponsored ADR	245,564	13,940,668
Spirax-Sarco Engineering P.L.C.	19,315	2,823,726
SSE P.L.C.	438,250	7,187,072
St James’s Place P.L.C.	60,254	702,239
# Unilever P.L.C., Sponsored ADR	217,630	12,367,913
Unilever P.L.C.	48,760	2,778,775

TOTAL UNITED KINGDOM		179,501,788

TOTAL COMMON STOCKS		1,447,847,054

PREFERRED STOCKS — (0.7%)

GERMANY — (0.7%)
Bayerische Motoren Werke AG	12,457	644,070
Sartorius AG	11,521	4,876,609
Volkswagen AG	38,206	5,565,241

TOTAL GERMANY		11,085,920

TOTAL INVESTMENT SECURITIES (Cost $1,366,850,188)		1,458,932,974

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	4,156,702	48,097,198

TOTAL INVESTMENTS — (100.0%) (Cost $1,414,940,426)		$1,507,030,172

As of October 31, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	70	12/18/20	$11,571,298	$11,426,450	$(144,848)

Total Futures Contracts			$11,571,298	$11,426,450	$(144,848)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$11,274,146	$78,258,483	—	$89,532,629
Austria	—	736,303	—	736,303
Belgium	—	12,301,441	—	12,301,441

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$123,535,384	—	—	$123,535,384
Denmark	—	$34,131,435	—	34,131,435
Finland	—	16,948,580	—	16,948,580
France	626,498	144,589,423	—	145,215,921
Germany	—	110,907,959	—	110,907,959
Hong Kong	—	38,777,601	—	38,777,601
Ireland	2,526,512	5,915,387	—	8,441,899
Israel	2,502,718	2,697,401	—	5,200,119
Italy	2,842,409	22,455,322	—	25,297,731
Japan	—	363,436,461	—	363,436,461
Netherlands	16,721,707	38,513,842	—	55,235,549
New Zealand	—	4,257,784	—	4,257,784
Norway	—	8,622,661	—	8,622,661
Portugal	—	999,578	—	999,578
Singapore	—	12,708,741	—	12,708,741
Spain	—	25,466,495	—	25,466,495
Sweden	—	41,167,374	—	41,167,374
Switzerland	77,370	145,346,251	—	145,423,621
United Kingdom	65,310,004	114,191,784	—	179,501,788
Preferred Stocks
Germany	—	11,085,920	—	11,085,920
Securities Lending Collateral	—	48,097,198	—	48,097,198
Futures Contracts**	(144,848)	—	—	(144,848)

TOTAL	$225,271,900	$1,281,613,424	—	$1,506,885,324

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (98.3%)
BRAZIL — (3.9%)
	AES Tiete Energia SA	42,480	$108,829
	Aliansce Sonae Shopping Centers SA	1,812	7,266
	Alliar Medicos A Frente SA	25,751	43,442
	Alupar Investimento SA	29,800	118,464
	Ambev SA, ADR	353,199	755,846
	Arezzo Industria e Comercio SA	9,300	97,734
	Atacadao SA	46,993	151,103
#*	Azul SA, ADR	5,630	66,716
*	B2W Cia Digital	12,100	158,664
	B3 SA - Brasil Bolsa Balcao	101,995	907,440
	Banco Bradesco SA, ADR	198,848	695,968
	Banco Bradesco SA	92,518	292,971
	Banco BTG Pactual SA	55,660	703,274
	Banco do Brasil SA	93,200	484,033
	Banco Santander Brasil SA	45,800	255,821
	BB Seguridade Participacoes SA	94,554	390,216
	BK Brasil Operacao e Assessoria a Restaurantes SA	22,141	37,584
	BR Properties SA	27,600	41,703
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,500	39,984
#	Braskem SA, Sponsored ADR	4,311	34,316
	Camil Alimentos SA	17,242	36,329
	CCR SA	340,480	662,215
	Centrais Eletricas Brasileiras SA	8,500	46,011
	Cia Brasileira de Distribuicao	25,330	273,476
	Cia de Locacao das Americas	92,320	404,487
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	259,239
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	64,236
	Cia de Saneamento de Minas Gerais-COPASA	10,800	80,558
	Cia de Saneamento do Parana	29,100	120,144
	Cia de Saneamento do Parana	21,300	17,744
#	Cia Energetica de Minas Gerais, Sponsored ADR	6,351	11,622
	Cia Energetica de Minas Gerais	21,134	42,799
	Cia Hering	8,600	23,846
	Cia Paranaense de Energia	4,800	45,934
	Cia Siderurgica Nacional SA	45,000	161,085
	Cielo SA	336,050	197,368
	Construtora Tenda SA	13,760	64,412
*	Cosan Logistica SA	16,800	47,988
	Cosan SA	23,300	263,904
	CPFL Energia SA	19,900	96,657
	CSU Cardsystem SA	5,800	13,191
	CVC Brasil Operadora e Agencia de Viagens SA	15,296	32,736
	Dimed SA Distribuidora da Medicamentos	6,708	23,954
	Direcional Engenharia SA	37,400	73,458
	Duratex SA	93,167	311,263
*	EcoRodovias Infraestrutura e Logistica SA	42,200	73,472
	EDP - Energias do Brasil SA	26,500	78,512
*	Embraer SA	95,894	100,775
*	Embraer SA, Sponsored ADR	24,490	100,899
	Energisa SA	45,433	332,318
	Engie Brasil Energia SA	2,200	15,294
	Equatorial Energia SA	98,100	340,737
	Even Construtora e Incorporadora SA	31,680	56,923
	Ez Tec Empreendimentos e Participacoes SA	8,365	51,170
	Fleury SA	48,900	233,082
	Fras-Le SA	2,000	2,109
*	Gafisa SA	139,442	92,590

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Grendene SA	23,621	$33,015
	Guararapes Confeccoes SA	21,065	50,001
	Hapvida Participacoes e Investimentos SA	18,900	212,026
*	Helbor Empreendimentos SA	23,500	36,655
	Hypera SA	27,700	134,687
	Industrias Romi SA	3,966	8,481
	Instituto Hermes Pardini SA	12,500	46,707
*	International Meal Co. Alimentacao SA, Class A	60,698	30,466
	Iochpe-Maxion SA	17,400	40,271
	IRB Brasil Resseguros SA	147,133	157,442
	Itau Unibanco Holding SA	25,850	99,022
	JHSF Participacoes SA	13,696	15,348
*	JSL SA	1,648	2,628
	Kepler Weber SA	5,300	35,903
	Klabin SA	296,109	1,225,111
*	Light SA	34,409	115,677
	Localiza Rent a Car SA	165,145	1,746,442
	LOG Commercial Properties e Participacoes SA	3,500	19,123
	Lojas Americanas SA	30,462	107,080
	Lojas Renner SA	290,009	1,892,808
	M Dias Branco SA	2,932	16,581
	Magazine Luiza SA	197,172	846,356
	Mahle-Metal Leve SA	5,200	16,167
	Marcopolo SA	16,000	6,664
*	Marisa Lojas SA	45,570	49,001
*	Mills Estruturas e Servicos de Engenharia SA	53,000	46,923
	Movida Participacoes SA	18,811	59,469
	MRV Engenharia e Participacoes SA	86,147	252,978
	Natura & Co. Holding SA	69,632	559,439
	Notre Dame Intermedica Participacoes S.A.	88,772	1,017,220
	Odontoprev SA	84,452	185,596
*	Omega Geracao SA	11,061	65,060
	Porto Seguro SA	24,700	204,128
	Portobello SA	10,300	11,291
	Positivo Tecnologia SA	48,052	33,916
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	5,166
	Qualicorp Consultoria e Corretora de Seguros SA	86,331	478,902
	Raia Drogasil SA	169,000	708,640
*	Rumo SA	24,369	77,890
	Sao Carlos Empreendimentos e Participacoes SA	1,400	8,906
	Ser Educacional SA	5,000	11,590
*	SIMPAR SA	4,700	21,043
	SLC Agricola SA	2,324	10,356
	Smiles Fidelidade SA	21,083	53,020
	Sul America SA	97,711	680,986
*	Suzano SA	89,394	779,751
*	Tecnisa SA	7,520	10,367
	Tegma Gestao Logistica SA	9,500	34,851
	Telefonica Brasil SA, ADR	21,716	159,830
	TIM SA, ADR	2,608	26,862
	TIM SA	98,200	202,802
	TOTVS SA	51,900	244,216
	Transmissora Alianca de Energia Eletrica SA	59,500	291,903
	Ultrapar Participacoes SA	152,008	433,934
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	175,330
	Unipar Carbocloro SA	1,200	7,278
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	17,302
*	Vulcabras Azaleia SA	45,400	51,983

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	WEG SA	49,700	$656,811
	Wiz Solucoes e Corretagem de Seguros SA	26,400	41,132
	YDUQS Participacoes SA	34,300	137,010

TOTAL BRAZIL			24,951,454

CHILE — (0.5%)
	Aguas Andinas SA, Class A	533,628	138,733
	Banco de Chile	150,217	11,624
#	Banco de Chile, ADR	13,015	204,984
	Banco de Credito e Inversiones SA	2,468	77,266
	Banco Santander Chile, ADR	12,363	171,598
	Besalco SA	118,298	51,390
	Camanchaca SA	228,863	15,939
	CAP SA	12,222	100,977
	Cencosud SA	306,330	426,540
	Cia Cervecerias Unidas SA	7,276	40,437
	Cia Cervecerias Unidas SA, Sponsored ADR	9,637	103,694
#	Embotelladora Andina SA, ADR, Class B	4,723	58,990
	Empresa Nacional de Telecomunicaciones SA	27,407	154,805
	Empresas CMPC SA	106,285	221,165
	Empresas Lipigas SA	1,142	5,979
	Empresas Tricot SA	2,361	1,186
	Enel Americas SA	3,197,717	424,235
	Enel Americas SA	80,485	10,679
	Enel Chile SA, ADR	9,400	31,302
	Enel Chile SA	668,786	44,998
	Falabella SA	24,381	66,934
	Forus SA	13,163	15,930
	Grupo Security SA	259,362	40,735
	Hortifrut SA	16,125	15,873
	Instituto de Diagnostico SA	1,346	2,614
	Inversiones Aguas Metropolitanas SA	132,025	89,095
	Inversiones La Construccion SA	7,731	41,610
	Itau CorpBanca Chile SA	14,100,197	37,217
	Itau CorpBanca Chile SA, ADR	2,300	8,763
	Multiexport Foods SA	65,867	18,835
	Parque Arauco SA	72,757	93,438
	PAZ Corp. SA	11,604	7,027
	Plaza SA	26,687	33,868
	Ripley Corp. SA	192,297	47,280
	Salfacorp SA	85,864	41,312
	Sigdo Koppers SA	27,836	26,697
	SMU SA	442,189	58,161
	Sociedad Matriz SAAM SA	603,599	39,172
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,071	335,718
	Socovesa SA	15,493	3,488
	SONDA SA	176,889	112,313
	Vina Concha y Toro SA	36,331	57,992

TOTAL CHILE			3,490,593

CHINA — (39.8%)
*	21Vianet Group, Inc., ADR	18,010	413,510
	360 Security Technology, Inc., Class A	6,500	15,377
	361 Degrees International, Ltd.	174,000	21,364
*	3SBio, Inc.	154,000	143,635
*	51job, Inc., ADR	8,734	612,253
#	AAC Technologies Holdings, Inc.	94,500	496,728
	Addsino Co., Ltd., Class A	12,300	37,014

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AECC Aero-Engine Control Co., Ltd., Class A	9,100	$24,327
	Aerospace CH UAV Co., Ltd.	9,200	32,583
	Agile Group Holdings, Ltd.	376,000	515,933
	Agricultural Bank of China, Ltd., Class H	3,782,000	1,286,698
	Aier Eye Hospital Group Co., Ltd., Class A	11,050	102,930
	Aisino Corp., Class A	8,600	19,980
	Ajisen China Holdings, Ltd.	95,000	12,036
	Ak Medical Holdings, Ltd.	72,000	161,106
	AKM Industrial Co., Ltd.	100,000	12,508
*	Alibaba Group Holding Ltd.	34,000	1,288,391
*	Alibaba Group Holding, Ltd., Sponsored ADR	79,804	24,315,481
*	Alibaba Health Information Technology, Ltd.	224,000	587,424
*	Alibaba Pictures Group, Ltd.	280,000	36,568
	A-Living Services Co., Ltd., Class H	155,750	655,907
*	Alpha Group, Class A	18,000	17,307
	AMVIG Holdings, Ltd.	90,000	25,105
	Angang Steel Co., Ltd., Class H	181,800	53,380
	Anhui Expressway Co., Ltd., Class H	88,000	42,264
	Anhui Jinhe Industrial Co., Ltd., Class A	7,900	33,636
	Anhui Sun-Create Electronics Co., Ltd., Class A	1,600	9,297
	Anhui Yingjia Distillery Co., Ltd., Class A	8,500	29,319
	ANTA Sports Products, Ltd.	129,000	1,432,048
*	Anton Oilfield Services Group	1,062,000	45,396
	Apeloa Pharmaceutical Co., Ltd., Class A	19,000	58,055
	APT Satellite Holdings, Ltd.	62,000	15,315
*	Ascletis Pharma, Inc.	19,000	6,861
	AsiaInfo Technologies, Ltd.	20,000	27,617
	Asymchem Laboratories Tianjin Co., Ltd., Class A	1,000	41,040
#	Ausnutria Dairy Corp., Ltd.	181,000	258,663
	AVIC Aircraft Co., Ltd., Class A	11,515	41,716
	Avic Capital Co., Ltd., Class A	55,300	36,191
	AVIC Electromechanical Systems Co., Ltd., Class A	7,500	11,859
	Avic Heavy Machinery Co., Ltd., Class A	10,200	21,925
	AviChina Industry & Technology Co., Ltd., Class H	729,000	376,074
	AVICOPTER P.L.C., Class A	5,500	41,186
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	22,000	21,880
	BAIC Motor Corp., Ltd., Class H	236,000	87,280
*	Baidu, Inc., Sponsored ADR	30,802	4,098,206
	BAIOO Family Interactive, Ltd.	252,000	26,772
	Bank of Beijing Co., Ltd., Class A	51,100	35,653
	Bank of Changsha Co., Ltd., Class A	19,400	26,122
	Bank of China, Ltd., Class H	9,768,000	3,085,331
	Bank of Chongqing Co., Ltd., Class H	13,500	7,567
	Bank of Communications Co., Ltd., Class H	1,085,000	533,801
	Bank of Guiyang Co., Ltd., Class A	15,536	17,718
	Bank of Hangzhou Co., Ltd., Class A	16,600	32,189
	Bank of Jiangsu Co., Ltd., Class A	32,600	29,277
	Bank of Nanjing Co., Ltd., Class A	18,922	21,639
	Bank of Ningbo Co., Ltd., Class A	14,000	71,135
	Bank of Shanghai Co., Ltd., Class A	14,500	17,011
	Bank of Tianjin Co., Ltd., Class H	23,000	8,316
	Bank of Zhengzhou Co., Ltd., Class H	39,600	9,361
	Baoshan Iron & Steel Co., Ltd., Class A	35,500	28,350
	Baosheng Science and Technology Innovation Co., Ltd., Class A	15,900	10,544
*	Baoye Group Co., Ltd., Class H	42,000	24,417
#*	Baozun, Inc., Sponsored ADR	20,002	731,873
	Beibuwan Port Co., Ltd., Class A	12,900	19,293
*	BeiGene, Ltd., ADR	4,035	1,196,458
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	16,700	40,565

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Beijing BDStar Navigation Co., Ltd., Class A	2,500	$22,157
	Beijing Capital Co., Ltd., Class A	58,370	25,426
	Beijing Capital Development Co., Ltd., Class A	32,400	29,895
	Beijing Capital International Airport Co., Ltd., Class H	428,000	261,511
	Beijing Capital Land, Ltd., Class H	482,999	83,110
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	24,750	102,781
	Beijing E-Hualu Information Technology Co., Ltd., Class A	3,721	17,676
	Beijing Enterprises Holdings, Ltd.	125,500	378,100
	Beijing Enterprises Water Group, Ltd.	1,128,000	429,090
	Beijing Forever Technology Co., Ltd., Class A	11,900	21,932
#*	Beijing Gas Blue Sky Holdings, Ltd.	1,800,000	28,841
*	Beijing Jetsen Technology Co., Ltd., Class A	71,900	55,272
	Beijing Kunlun Tech Co., Ltd., Class A	20,700	76,079
	Beijing North Star Co., Ltd., Class H	198,000	39,684
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	18,100	13,142
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	7,800	14,133
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	4,350	24,155
	Beijing Originwater Technology Co., Ltd., Class A	35,200	40,866
	Beijing Shiji Information Technology Co., Ltd., Class A	2,900	16,032
	Beijing Shuzhi Technology Co., Ltd., Class A	25,300	26,525
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	11,900	9,519
	Beijing Strong Biotechnologies, Inc., Class A	6,600	22,052
	Beijing Thunisoft Corp., Ltd., Class A	9,600	33,528
	Beijing Tiantan Biological Products Corp., Ltd., Class A	6,800	35,077
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	38,000	9,710
	Beijing Yanjing Brewery Co., Ltd., Class A	39,700	51,606
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	7,300	9,920
*	Berry Genomics Co., Ltd., Class A	2,800	20,905
	Bestway Global Holding, Inc.	17,000	4,077
	Betta Pharmaceuticals Co., Ltd., Class A	1,600	25,681
	Better Life Commercial Chain Share Co., Ltd., Class A	5,600	9,453
	BGI Genomics Co., Ltd., Class A	1,000	22,325
	Biem.L.Fdlkk Garment Co., Ltd., Class A	9,276	23,955
*	Bitauto Holdings, Ltd., ADR	11,701	186,514
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	20,400	20,938
	BOE Technology Group Co., Ltd., Class A	283,200	200,595
*	Bohai Leasing Co., Ltd., Class A	113,800	43,247
	Bosideng International Holdings, Ltd.	670,000	294,325
*	Boyaa Interactive International, Ltd.	40,000	2,850
	Bright Dairy & Food Co., Ltd., Class A	17,700	41,025
	Brilliance China Automotive Holdings, Ltd.	678,000	585,257
	B-Soft Co., Ltd., Class A	9,900	19,330
	BYD Co., Ltd., Class H	62,000	1,253,318
#	BYD Electronic International Co., Ltd.	153,000	659,360
	C C Land Holdings, Ltd.	321,000	76,255
	C&D International Investment Group, Ltd.	86,000	139,970
	C&S Paper Co., Ltd., Class A	19,740	59,752
*	CA Cultural Technology Group, Ltd.	51,000	21,989
	Cabbeen Fashion, Ltd.	59,000	22,265
	Caitong Securities Co., Ltd., Class A	14,800	28,473
	Canny Elevator Co., Ltd., Class A	12,500	19,859
	Canvest Environmental Protection Group Co., Ltd.	79,000	33,592
*	Capital Environment Holdings, Ltd.	698,000	10,661
#*	CAR, Inc.	142,000	45,479
*	CCOOP Group Co., Ltd., Class A	35,900	15,897
	CECEP Solar Energy Co., Ltd., Class A	22,700	15,311
	Central China Real Estate, Ltd.	192,000	103,308

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CGN Nuclear Technology Development Co., Ltd., Class A	22,300	$29,398
	CGN Power Co., Ltd., Class H	1,020,000	218,763
	Chacha Food Co., Ltd., Class A	2,900	25,769
	Changchun High & New Technology Industry Group, Inc., Class A	2,000	112,072
	Changjiang Securities Co., Ltd., Class A	24,400	27,495
	Changsha Jingjia Microelectronics Co., Ltd., Class A	2,100	19,055
*	Changshouhua Food Co., Ltd.	15,000	7,842
	Chanjet Information Technology Co., Ltd., Class H	17,400	29,422
	Chaowei Power Holdings, Ltd.	107,000	36,828
	Chaozhou Three-Circle Group Co., Ltd., Class A	2,900	13,465
	Cheetah Mobile, Inc., ADR	4,396	8,396
	Chengdu Hongqi Chain Co., Ltd., Class A	25,300	29,364
	Chengdu Xingrong Environment Co., Ltd., Class A	25,100	18,675
	China Aerospace International Holdings, Ltd.	476,000	23,994
	China Aerospace Times Electronics Co., Ltd., Class A	36,900	36,509
	China Aircraft Leasing Group Holdings, Ltd.	104,000	84,021
	China Aoyuan Group, Ltd.	280,000	263,316
	China Avionics Systems Co., Ltd., Class A	5,700	13,711
	China Baoan Group Co., Ltd., Class A	36,100	40,944
	China Beststudy Education Group	56,000	20,943
	China BlueChemical, Ltd., Class H	498,000	70,833
	China Building Material Test & Certification Group Co., Ltd., Class A	6,700	19,238
	China CAMC Engineering Co., Ltd., Class A	19,900	20,628
	China CITIC Bank Corp., Ltd., Class H	1,153,000	469,279
	China Communications Construction Co., Ltd., Class H	651,000	340,877
	China Communications Services Corp., Ltd., Class H	596,000	347,263
	China Conch Venture Holdings, Ltd.	244,500	1,088,710
	China Construction Bank Corp., Class H	9,953,000	6,858,742
*	China CSSC Holdings, Ltd., Class A	6,600	17,594
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	100,839
	China Development Bank Financial Leasing Co., Ltd., Class H	178,000	26,475
*	China Dili Group	137,400	31,604
	China Distance Education Holdings, Ltd., ADR	8,400	72,408
	China Dongxiang Group Co., Ltd.	754,000	93,434
	China Electronics Huada Technology Co., Ltd.	122,000	10,896
	China Electronics Optics Valley Union Holding Co., Ltd.	556,000	31,249
#	China Energy Engineering Corp., Ltd., Class H	168,000	15,852
	China Everbright Bank Co., Ltd., Class H	620,000	214,861
#	China Everbright Greentech, Ltd.	57,000	22,637
	China Everbright, Ltd.	240,000	317,542
#	China Evergrande Group	437,000	871,473
	China Film Co., Ltd., Class A	9,200	17,412
	China Foods, Ltd.	204,000	69,854
	China Fortune Land Development Co., Ltd., Class A	4,680	9,863
	China Galaxy Securities Co., Ltd., Class H	316,500	173,703
	China Gas Holdings, Ltd.	515,200	1,583,235
*	China Grand Automotive Services Group Co., Ltd., Class A	48,065	25,159
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	144,000	117,213
	China Greatwall Technology Group Co., Ltd., Class A	7,800	17,697
#	China Harmony Auto Holding, Ltd.	173,000	68,011
*	China Harzone Industry Corp., Ltd., Class A	15,000	25,561
	China High Speed Railway Technology Co., Ltd., Class A	45,900	18,473
	China High Speed Transmission Equipment Group Co., Ltd.	81,000	60,095
	China Huarong Asset Management Co., Ltd., Class H	2,499,000	261,834
*	China Index Holdings, Ltd., ADR	1,309	1,754
*	China International Capital Corp., Ltd., Class H	165,600	386,939
	China International Marine Containers Group Co., Ltd., Class H	115,660	157,188
	China Isotope & Radiation Corp.	6,200	19,607
	China Jinmao Holdings Group, Ltd.	1,076,000	545,158

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Jushi Co., Ltd., Class A	44,800	$93,540
	China Lesso Group Holdings, Ltd.	157,000	254,532
	China Life Insurance Co., Ltd., Class H	356,000	776,765
	China Lilang, Ltd.	94,000	59,551
*	China Literature, Ltd.	46,800	384,482
#*	China Logistics Property Holdings Co., Ltd.	77,000	40,253
	China Machinery Engineering Corp., Class H	264,000	50,842
#	China Maple Leaf Educational Systems, Ltd.	166,000	45,101
*	China Medical & HealthCare Group, Ltd.	950,000	17,244
	China Medical System Holdings, Ltd.	498,000	523,686
	China Meheco Co., Ltd., Class A	5,700	12,829
	China Meidong Auto Holdings, Ltd.	86,000	352,167
	China Mengniu Dairy Co., Ltd.	455,000	2,145,013
	China Merchants Bank Co., Ltd., Class H	333,500	1,737,179
	China Merchants Land, Ltd.	318,000	46,129
	China Merchants Port Holdings Co., Ltd.	334,000	355,034
*	China Merchants Securities Co., Ltd., Class H	49,140	60,949
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	29,400	61,886
	China Minsheng Banking Corp., Ltd., Class H	788,000	431,263
*	China Modern Dairy Holdings, Ltd.	625,000	83,337
	China Molybdenum Co., Ltd., Class H	741,000	269,685
	China National Accord Medicines Corp., Ltd., Class A	5,800	43,133
	China National Chemical Engineering Co., Ltd., Class A	52,400	41,505
	China National Medicines Corp., Ltd., Class A	12,300	78,887
	China National Nuclear Power Co., Ltd., Class A	231,800	153,630
	China National Software & Service Co., Ltd., Class A	2,600	27,328
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	10,500	15,849
	China Oilfield Services, Ltd., Class H	438,000	264,500
	China Overseas Grand Oceans Group, Ltd.	299,000	174,541
	China Overseas Land & Investment, Ltd.	846,500	2,126,230
	China Pacific Insurance Group Co., Ltd., Class H	503,600	1,575,998
	China Railway Construction Corp., Ltd., Class H	530,000	359,026
	China Railway Group, Ltd., Class H	844,000	388,504
	China Railway Hi-tech Industry Co., Ltd., Class A	27,400	37,021
	China Railway Signal & Communication Corp., Ltd., Class H	262,000	86,408
*	China Rare Earth Holdings, Ltd.	256,000	12,072
	China Renaissance Holdings, Ltd.	11,600	23,963
	China Resources Beer Holdings Co., Ltd.	54,000	335,047
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	9,500	17,895
	China Resources Gas Group, Ltd.	238,000	1,034,160
	China Resources Land, Ltd.	466,000	1,905,784
	China Resources Medical Holdings Co., Ltd.	203,500	121,147
	China Resources Pharmaceutical Group, Ltd.	452,000	225,968
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	2,700	10,934
	China Sanjiang Fine Chemicals Co., Ltd.	215,000	59,167
	China SCE Group Holdings, Ltd.	497,000	213,609
*	China Shengmu Organic Milk, Ltd.	820,000	55,116
	China Shineway Pharmaceutical Group, Ltd.	71,000	44,688
*	China Silver Group, Ltd.	336,000	31,858
	China South City Holdings, Ltd.	878,000	88,595
	China South Publishing & Media Group Co., Ltd., Class A	18,000	28,233
	China State Construction Engineering Corp., Ltd., Class A	260,200	198,911
	China State Construction International Holdings, Ltd.	300,000	208,115
*	China Sunshine Paper Holdings Co., Ltd.	81,000	13,936
	China Suntien Green Energy Corp., Ltd., Class H	442,000	103,072
	China Taiping Insurance Holdings Co., Ltd.	536,000	809,438
	China Telecom Corp., Ltd., ADR	3,882	121,895
	China Telecom Corp., Ltd., Class H	698,000	219,109
#	China Tian Lun Gas Holdings, Ltd.	55,500	46,768

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	China Tianying, Inc., Class A	23,600	$15,466
	China Tourism Group Duty Free Corp., Ltd., Class A	5,200	155,017
	China Tower Corp., Ltd., Class H	8,012,000	1,253,834
	China Traditional Chinese Medicine Holdings Co., Ltd.	298,000	119,080
	China TransInfo Technology Co., Ltd., Class A	4,200	13,951
*	China Travel International Investment Hong Kong, Ltd.	394,000	50,422
	China Unicom Hong Kong, Ltd.	698,000	430,240
	China Unicom Hong Kong, Ltd., ADR	60,484	374,396
	China Vanke Co., Ltd., Class H	582,100	1,806,817
	China Vast Industrial Urban Development Co., Ltd.	85,000	34,000
#	China Water Affairs Group, Ltd.	136,000	97,563
	China West Construction Group Co., Ltd., Class A	13,700	18,696
*	China Wood Optimization Holding, Ltd.	84,000	16,262
	China Yangtze Power Co., Ltd., Class A	139,097	394,605
	China Yongda Automobiles Services Holdings, Ltd.	174,500	248,636
	China Yuhua Education Corp., Ltd.	88,000	69,611
#*	China ZhengTong Auto Services Holdings, Ltd.	377,500	52,589
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,800	42,541
	China Zheshang Bank Co., Ltd., Class H	33,000	14,920
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	23,100	11,544
*	China Zhongwang Holdings, Ltd.	437,200	89,263
	Chinasoft International, Ltd.	688,000	499,446
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	21,500	37,205
*	Chongqing Changan Automobile Co., Ltd., Class A	20,000	49,493
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	10,700	66,849
	Chongqing Machinery & Electric Co., Ltd., Class H	150,000	8,147
	Chongqing Rural Commercial Bank Co., Ltd., Class H	609,000	243,177
	Chongqing Zhifei Biological Products Co., Ltd., Class A	9,400	225,148
	Chow Tai Seng Jewellery Co., Ltd., Class A	7,400	27,248
	CIFI Holdings Group Co., Ltd.	850,961	589,530
	CIMC Enric Holdings, Ltd.	154,000	72,515
	CIMC-TianDa Holdings Co., Ltd.	470,000	14,645
*	CITIC Guoan Information Industry Co., Ltd., Class A	67,500	25,977
	CITIC Securities Co., Ltd., Class H	138,000	299,212
*	Citychamp Watch & Jewellery Group, Ltd.	226,000	45,502
*	CMST Development Co., Ltd., Class A	33,200	22,151
	CNHTC Jinan Truck Co., Ltd., Class A	15,800	82,681
	COFCO Biotechnology Co., Ltd., Class A	32,500	39,779
*	Cogobuy Group	20,000	4,265
#	Colour Life Services Group Co., Ltd.	101,797	49,312
#	Comba Telecom Systems Holdings, Ltd.	104,000	33,359
	Concord New Energy Group, Ltd.	2,090,000	110,652
	Consun Pharmaceutical Group, Ltd.	51,000	20,129
	Contemporary Amperex Technology Co., Ltd., Class A	10,200	374,606
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	76,000	29,979
*	COSCO SHIPPING Holdings Co., Ltd., Class H	53,500	34,234
	COSCO SHIPPING International Hong Kong Co., Ltd.	214,000	64,428
	COSCO SHIPPING Ports, Ltd.	288,929	169,221
*	Cosmo Lady China Holdings Co., Ltd.	199,000	27,458
	Country Garden Holdings Co., Ltd.	1,776,029	2,194,925
	Country Garden Services Holdings Co., Ltd.	323,977	2,040,309
	CP Pokphand Co., Ltd.	748,000	63,815
	CPMC Holdings, Ltd.	269,000	118,622
	CQ Pharmaceutical Holding Co., Ltd., Class A	27,000	21,644
	CRRC Corp., Ltd., Class H	303,000	117,528
	CSC Financial Co., Ltd., Class H	101,500	123,081
	CSG Holding Co., Ltd., Class A	24,310	21,689
	CSPC Pharmaceutical Group, Ltd.	1,939,200	2,059,285
	CSSC Science & Technology Co., Ltd., Class A	7,600	13,256

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	D&O Home Collection Co., Ltd., Class A	2,500	$8,684
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	2,000	11,310
	DaFa Properties Group, Ltd.	60,000	53,685
*	Dalian My Gym Education Technology Co., Ltd., Class A	21,000	21,862
	Dalian Port PDA Co., Ltd., Class H	236,000	20,750
	Daqin Railway Co., Ltd., Class A	39,100	37,450
	Dare Power Dekor Home Co., Ltd., Class A	7,000	16,755
	Dawnrays Pharmaceutical Holdings, Ltd.	140,000	15,946
	Dexin China Holdings Co., Ltd.	100,000	39,491
	DHC Software Co., Ltd., Class A	21,600	29,526
	Dian Diagnostics Group Co., Ltd., Class A	6,300	36,761
#*	Differ Group Holding Co., Ltd.	352,000	32,717
	Digital China Group Co., Ltd., Class A	11,648	44,654
	Digital China Holdings, Ltd.	225,000	165,650
	Digital China Information Service Co., Ltd., Class A	6,300	16,416
	Do-Fluoride Chemicals Co., Ltd., Class A	11,300	24,940
	Dong-E-E-Jiao Co Ltd, Class A	3,700	21,181
	Dongfang Electric Corp., Ltd., Class H	102,000	71,158
	Dongfang Electronics Co., Ltd., Class A	28,400	20,354
	Dongfeng Motor Group Co., Ltd., Class H	138,000	97,211
	Dongxing Securities Co., Ltd., Class A	10,735	19,614
	Dongyue Group, Ltd.	259,000	98,821
*	DouYu International Holdings, Ltd., ADR	4,286	65,576
	Dynagreen Environmental Protection Group Co., Ltd., Class H	39,000	17,502
	East Money Information Co., Ltd., Class A	8,900	31,181
*	Easysight Supply Chain Management Co., Ltd., Class A	11,400	16,183
	EEKA Fashion Holdings, Ltd.	13,000	27,320
	E-House China Enterprise Holdings, Ltd.	45,000	46,063
	Electric Connector Technology Co., Ltd., Class A	4,000	22,172
	Elion Clean Energy Co., Ltd., Class A	67,400	31,859
	ENN Ecological Holdings Co., Ltd., Class A	12,700	24,387
	ENN Energy Holdings, Ltd.	215,500	2,727,390
	Eoptolink Technology, Inc., Ltd., Class A	2,900	25,844
	Essex Bio-technology, Ltd.	88,000	50,419
	Eternal Asia Supply Chain Management, Ltd., Class A	49,600	36,154
	Eve Energy Co., Ltd., Class A	2,100	16,745
	Ever Sunshine Lifestyle Services Group, Ltd.	64,000	110,666
	Everbright Securities Co., Ltd., Class H	38,000	30,908
*	EverChina International Holdings Co., Ltd.	425,000	9,984
*	Fang Holdings, Ltd., ADR	751	7,464
*	Fangda Carbon New Material Co., Ltd., Class A	44,220	41,530
*	Fangda Special Steel Technology Co., Ltd., Class A	58,110	53,125
#	Fanhua, Inc., ADR	11,791	176,747
	Fantasia Holdings Group Co., Ltd.	384,000	72,629
	Far East Horizon, Ltd.	530,000	522,759
	Financial Street Holdings Co., Ltd., Class A	30,400	30,320
*	First Tractor Co., Ltd., Class H	64,000	24,569
#	Flat Glass Group Co., Ltd., Class H	104,000	310,704
	Focus Media Information Technology Co., Ltd., Class A	21,700	30,348
*	Focused Photonics Hangzhou, Inc., Class A	9,510	19,247
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	15,435	369,415
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	11,400	17,046
*	Founder Securities Co., Ltd., Class A	49,800	69,334
	Fu Shou Yuan International Group, Ltd.	104,000	107,127
	Fufeng Group, Ltd.	427,000	135,274
	Fujian Star-net Communication Co., Ltd., Class A	7,000	25,104
*	Fullshare Holdings, Ltd.	1,937,500	39,282
	Fusen Pharmaceutical Co., Ltd.	29,000	16,329
	Fuyao Glass Industry Group Co., Ltd., Class H	64,400	273,233

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Ganfeng Lithium Co., Ltd., Class H	4,600	$26,760
#*	GCL New Energy Holdings, Ltd.	2,122,000	31,308
*	GCL System Integration Technology Co., Ltd., Class A	26,900	13,885
*	GCL-Poly Energy Holdings, Ltd.	3,872,000	177,810
#*	GDS Holdings, Ltd., ADR	8,073	678,455
	Geely Automobile Holdings, Ltd.	1,017,000	2,089,788
	GEM Co., Ltd., Class A	49,500	35,638
	Gemdale Corp., Class A	26,900	53,736
	Gemdale Properties & Investment Corp., Ltd.	1,072,000	166,494
	Genertec Universal Medical Group Co., Ltd.	356,000	247,926
	Genimous Technology Co., Ltd., Class A	36,800	32,288
	GF Securities Co., Ltd., Class H	185,200	239,480
	Gigadevice Semiconductor Beijing, Inc., Class A	1,400	40,696
	Glodon Co., Ltd., Class A	1,400	14,906
*	Glorious Property Holdings, Ltd.	323,000	10,031
	GoerTek, Inc., Class A	3,800	25,790
	Golden Eagle Retail Group, Ltd.	29,000	26,578
	Goldlion Holdings, Ltd.	56,000	11,656
	Goldpac Group, Ltd.	61,000	11,195
#*	GOME Retail Holdings, Ltd.	804,000	89,319
*	Gosuncn Technology Group Co., Ltd., Class A	25,200	18,236
*	Gotion High-tech Co., Ltd., Class A	5,400	21,332
*	Grand Baoxin Auto Group, Ltd.	220,500	27,421
	Grandblue Environment Co., Ltd., Class A	10,000	37,391
	Grandjoy Holdings Group Co., Ltd., Class A	32,500	22,178
	Great Wall Motor Co., Ltd., Class H	467,000	756,105
	Greattown Holdings, Ltd., Class A	20,000	15,725
	Greatview Aseptic Packaging Co., Ltd.	276,000	118,258
	Gree Electric Appliances, Inc., Class A	19,917	174,613
*	Gree Real Estate Co., Ltd., Class A	20,100	29,120
	Greenland Holdings Corp., Ltd., Class A	13,700	12,696
	Greenland Hong Kong Holdings, Ltd.	234,000	76,071
	Greentown China Holdings, Ltd.	268,500	436,371
	Greentown Service Group Co., Ltd.	366,000	401,797
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,700	21,414
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	15,200	18,431
	Guangdong Haid Group Co., Ltd., Class A	3,900	35,918
*	Guangdong HEC Technology Holding Co., Ltd., Class A	19,200	16,349
	Guangdong Hongda Blasting Co., Ltd., Class A	8,000	57,228
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	18,465
	Guangdong Investment, Ltd.	192,000	284,757
	Guangdong Provincial Expressway Development Co., Ltd., Class A	13,700	13,959
	Guangdong Tapai Group Co., Ltd., Class A	9,000	17,691
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,600	50,357
	Guangshen Railway Co., Ltd., Class H	192,000	31,997
	Guangxi Liugong Machinery Co., Ltd., Class A	18,000	18,954
	Guangzhou Automobile Group Co., Ltd., Class H	256,800	264,012
	Guangzhou Baiyun International Airport Co., Ltd., Class A	6,500	12,207
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	42,000	99,857
	Guangzhou Haige Communications Group, Inc. Co., Class A	10,100	16,909
	Guangzhou R&F Properties Co., Ltd., Class H	379,200	482,221
	Guangzhou Restaurant Group Co., Ltd., Class A	3,500	19,370
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	1,600	24,595
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	3,700	34,450
	Guangzhou Wondfo Biotech Co., Ltd., Class A	1,700	19,350
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	20,700	20,338
	Guizhou Space Appliance Co., Ltd., Class A	5,800	39,517
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,100	28,819
	Guomai Technologies, Inc., Class A	11,900	14,374

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guorui Properties, Ltd.	131,000	$14,398
	Guosen Securities Co., Ltd., Class A	10,240	20,465
*	Guosheng Financial Holding, Inc., Class A	13,600	18,037
	Guotai Junan Securities Co., Ltd., Class H	49,400	64,392
	Guoyuan Securities Co., Ltd., Class A	28,700	35,987
*	Haichang Ocean Park Holdings, Ltd.	255,000	13,184
	Haier Electronics Group Co., Ltd.	334,000	1,273,284
	Haier Smart Home Co., Ltd., Class A	36,800	136,930
*	Hailiang Education Group, Inc., ADR	1,121	73,201
*	Hainan Meilan International Airport Co., Ltd., Class H	26,000	111,119
	Hainan Poly Pharm Co., Ltd., Class A	4,749	30,022
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	20,899
	Haitian International Holdings, Ltd.	110,000	272,641
*	Haitong Securities Co., Ltd., Class H	314,800	266,682
	Hangcha Group Co., Ltd., Class A	4,500	12,776
	Hangjin Technology Co., Ltd., Class A	6,300	18,292
	Hangxiao Steel Structure Co., Ltd., Class A	31,000	19,306
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	47,100	34,124
	Hangzhou First Applied Material Co., Ltd., Class A	4,340	49,285
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	71,000	477,254
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	12,300	53,008
	Hangzhou Silan Microelectronics Co., Ltd., Class A	8,900	20,105
	Hangzhou Tigermed Consulting Co., Ltd., Class A	2,200	40,863
	Han’s Laser Technology Industry Group Co. Ltd., Class A	7,900	47,564
	Harbin Bank Co., Ltd., Class H	201,000	24,165
*	Harbin Electric Co., Ltd., Class H	160,000	44,891
*	HC Group, Inc.	73,000	9,420
	Health and Happiness H&H International Holdings, Ltd.	45,500	181,231
	Heilongjiang Agriculture Co., Ltd., Class A	10,100	26,296
	Henan Pinggao Electric Co., Ltd., Class A	13,400	13,353
	Henan Yuguang Gold & Lead Co., Ltd., Class A	27,100	19,342
	Henderson Investment, Ltd.	369,000	14,532
*	Hengdeli Holdings, Ltd.	372,000	13,743
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	23,359	49,178
	Hengli Petrochemical Co., Ltd.,, Class A	44,200	127,645
	Hengtong Optic-electric Co., Ltd., Class A	29,800	65,318
	Hengyi Petrochemical Co., Ltd., Class A	31,500	54,295
*	Hesteel Co., Ltd., Class A	40,575	12,498
	Hexing Electrical Co., Ltd., Class A	5,000	10,760
*	Hi Sun Technology China, Ltd.	402,000	43,801
	Hisense Home Appliances Group Co., Ltd., Class H	57,000	81,967
	Hithink RoyalFlush Information Network Co., Ltd., Class A	600	12,141
	HKC Holdings, Ltd.	12,000	6,157
	Holitech Technology Co., Ltd., Class A	44,000	29,186
	Hongfa Technology Co., Ltd., Class A	12,200	93,894
*	Honghua Group, Ltd.	1,048,000	26,434
	Honworld Group, Ltd.	22,500	6,924
	Hope Education Group Co., Ltd.	98,000	23,103
	Hopson Development Holdings, Ltd.	182,000	465,606
	Huaan Securities Co., Ltd., Class A	33,300	39,713
	Huafa Industrial Co., Ltd. Zhuhai, Class A	18,100	17,544
	Huafon Microfibre Shanghai Technology Co., Ltd.	25,708	26,822
	Huagong Tech Co., Ltd., Class A	6,800	23,707
	Hualan Biological Engineering, Inc., Class A	8,700	66,642
*	Huanxi Media Group, Ltd.	140,000	24,587
	Huapont Life Sciences Co., Ltd., Class A	52,633	40,961
	Huatai Securities Co., Ltd., Class H	69,000	111,753
	Huaxi Securities Co., Ltd., Class A	11,340	19,700
	Huayu Automotive Systems Co., Ltd., Class A	10,900	50,705

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huazhong In-Vehicle Holdings Co., Ltd.	80,000	$6,305
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	46,600	34,708
	Hubei Dinglong Co., Ltd., Class A	9,200	20,356
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	15,600	51,551
*	Hubei Kaile Science & Technology Co., Ltd., Class A	7,600	14,074
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	11,000	18,506
	Huishang Bank Corp., Ltd., Class H	60,000	19,759
	Hunan Aihua Group Co., Ltd., Class A	2,800	10,571
	Hunan Valin Steel Co., Ltd., Class A	49,700	37,738
	Hundsun Technologies, Inc., Class A	2,210	30,790
#*	HUYA, Inc., ADR	10,279	230,250
*	Hytera Communications Corp., Ltd., Class A	16,400	17,483
*	iDreamSky Technology Holdings, Ltd.	39,200	20,206
	Iflytek Co., Ltd., Class A	7,800	44,426
	IMAX China Holding, Inc.	28,200	45,836
	Industrial & Commercial Bank of China, Ltd., Class H	9,127,000	5,182,895
	Industrial Bank Co., Ltd., Class A	55,900	148,715
	Industrial Securities Co., Ltd., Class A	32,140	37,306
	Infore Environment Technology Group Co., Ltd., Class A	24,700	30,027
*	Inke, Ltd.	116,000	17,672
	Inner Mongolia First Machinery Group Co., Ltd., Class A	20,700	33,589
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	33,177	197,156
*	Innovent Biologics, Inc.	8,500	63,027
	Inspur Electronic Information Industry Co., Ltd., Class A	8,400	38,358
#*	Inspur International, Ltd.	110,000	26,009
	Inspur Software Co., Ltd., Class A	8,100	19,686
	Jason Furniture Hangzhou Co., Ltd., Class A	2,300	24,604
*	JD.com, Inc., ADR	31,173	2,541,223
	Jiajiayue Group Co., Ltd., Class A	4,100	17,558
	Jiangling Motors Corp., Ltd., Class A	11,000	32,809
	Jiangnan Group, Ltd.	1,124,000	58,080
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	66,200	23,655
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	21,200	21,464
	Jiangsu Eastern Shenghong Co., Ltd., Class A	44,611	41,011
	Jiangsu Expressway Co., Ltd., Class H	380,000	380,334
	Jiangsu Guotai International Group Co., Ltd., Class A	12,200	11,308
	Jiangsu Hengrui Medicine Co., Ltd., Class A	25,540	339,696
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,640	49,863
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	16,300	19,057
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	16,100	37,814
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	8,800	221,315
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	94,621
	Jiangsu Yoke Technology Co., Ltd., Class A	2,300	17,408
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	9,700	13,107
	Jiangsu Zhongtian Technology Co., Ltd., Class A	12,700	20,945
	Jiangxi Copper Co., Ltd., Class H	239,000	285,411
	Jiayou International Logistics Co., Ltd., Class A	5,300	19,830
	Jiayuan International Group, Ltd.	41,391	17,679
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	16,863	42,418
	Jinduicheng Molybdenum Co., Ltd., Class A	31,100	26,393
	Jingrui Holdings, Ltd.	152,000	41,540
	Jinke Properties Group Co., Ltd., Class A	13,800	16,014
#*	JinkoSolar Holding Co., Ltd., ADR	5,432	316,686
	JNBY Design, Ltd.	54,000	58,811
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	11,800	26,636
	Joinn Laboratories China Co., Ltd., Class A	1,700	26,762
*	Jointown Pharmaceutical Group Co., Ltd., Class A	15,100	41,022
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	3,300	31,039
	Joy City Property, Ltd.	424,000	26,084

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Joyoung Co., Ltd., Class A	19,750	$104,199
	JOYY, Inc., ADR	18,993	1,735,580
	JSTI Group, Class A	24,900	27,066
	Ju Teng International Holdings, Ltd.	216,000	65,475
	Kaisa Group Holdings, Ltd.	764,000	356,330
	Kaisa Prosperity Holdings, Ltd.	7,500	20,811
*	Kangda International Environmental Co., Ltd.	68,000	5,896
#*	Kasen International Holdings, Ltd.	131,000	12,079
	Kingdee International Software Group Co., Ltd.	173,000	456,764
	Kingsoft Corp., Ltd.	181,000	973,642
	Konka Group Co., Ltd., Class A	20,600	17,972
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,600	16,117
	Kweichow Moutai Co., Ltd., Class A	7,800	1,948,806
	KWG Group Holdings, Ltd.	537,000	712,110
*	KWG Living Group Holdings, Ltd.	268,500	210,575
	Lao Feng Xiang Co., Ltd., Class A	4,800	32,999
	Laobaixing Pharmacy Chain JSC, Class A	6,300	67,373
*	Launch Tech Co., Ltd., Class H	20,500	9,250
	Lee & Man Chemical Co., Ltd.	28,000	10,544
	Lee & Man Paper Manufacturing, Ltd.	139,000	105,342
	Lee’s Pharmaceutical Holdings, Ltd.	56,000	31,494
	Legend Holdings Corp., Class H	119,400	160,650
	Lenovo Group, Ltd.	2,892,000	1,815,810
	Lens Technology Co., Ltd., Class A	8,000	40,074
	Leo Group Co., Ltd., Class A	94,637	44,889
#*	LexinFintech Holdings, Ltd., ADR	12,415	102,300
	Leyard Optoelectronic Co., Ltd., Class A	35,000	37,381
	Li Ning Co., Ltd.	742,000	3,867,259
	LianChuang Electronic Technology Co., Ltd., Class A	10,660	16,082
*	Lianhua Supermarket Holdings Co., Ltd., Class H	123,000	18,219
	Liaoning Cheng Da Co., Ltd., Class A	9,200	31,067
*	Lier Chemical Co., Ltd., Class A	6,300	18,744
*	Lifestyle China Group, Ltd.	122,000	16,093
*	Lifetech Scientific Corp.	620,000	158,013
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	31,200	18,411
	Lingyi iTech Guangdong Co., Class A	30,700	59,946
	Logan Group Co., Ltd.	556,000	872,355
	Loncin Motor Co., Ltd., Class A	22,800	12,960
	Long Yuan Construction Group Co., Ltd., Class A	17,300	20,472
	Longfor Group Holdings, Ltd.	174,000	953,365
	LONGi Green Energy Technology Co., Ltd., Class A	24,200	275,153
	Lonking Holdings, Ltd.	540,000	143,809
	Luxi Chemical Group Co., Ltd., Class A	20,100	30,234
	Luxshare Precision Industry Co., Ltd., Class A	47,354	387,874
	Luye Pharma Group, Ltd.	237,500	137,826
	Luzhou Laojiao Co., Ltd., Class A	7,600	196,289
	LVGEM China Real Estate Investment Co., Ltd.	156,000	49,935
	Maccura Biotechnology Co., Ltd., Class A	6,600	51,060
	Mango Excellent Media Co., Ltd., Class A	8,305	92,174
	Maoye International Holdings, Ltd.	160,000	6,503
*	Meitu, Inc.	350,500	61,730
*	Meituan Dianping, Class B	139,400	5,196,715
	Metallurgical Corp. of China, Ltd., Class H	409,000	66,094
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	800	13,102
	Ming Yang Smart Energy Group, Ltd., Class A	5,900	14,308
	Minmetals Land, Ltd.	296,000	33,728
	Minth Group, Ltd.	104,000	430,351
	Misho Ecology & Landscape Co., Ltd., Class A	8,800	10,026
	MLS Co., Ltd., Class A	15,700	28,533

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	MMG, Ltd.	716,000	$169,811
	MOBI Development Co., Ltd.	145,000	11,453
	Modern Land China Co., Ltd.	136,000	17,590
*	MOGU, Inc., ADR	10,901	27,798
	Momo, Inc., Sponsored ADR	57,748	866,220
*	Myhome Real Estate Development Group Co., Ltd., Class A	38,000	20,949
	MYS Group Co., Ltd., Class A	30,100	19,808
*	Nan Hai Corp., Ltd.	700,000	4,247
	NanJi E-Commerce Co., Ltd., Class A	5,600	15,397
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	3,500	20,524
	Nanjing Panda Electronics Co., Ltd., Class H	20,000	12,136
*	Nanjing Sample Technology Co., Ltd., Class H	64,000	18,925
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	14,169
*	Nanyang Topsec Technologies Group, Inc., Class A	9,600	30,252
	NARI Technology Co., Ltd., Class A	39,100	121,507
	NAURA Technology Group Co., Ltd., Class A	1,000	25,622
	NavInfo Co., Ltd., Class A	15,700	33,378
	NetDragon Websoft Holdings, Ltd.	51,500	110,792
	NetEase, Inc., ADR	31,080	2,697,433
	New China Life Insurance Co., Ltd., Class H	230,700	922,074
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	8,094	1,298,116
*	New World Department Store China, Ltd.	60,000	9,042
	Newland Digital Technology Co., Ltd., Class A	13,900	32,896
	Nexteer Automotive Group, Ltd.	133,000	111,069
	Nine Dragons Paper Holdings, Ltd.	148,000	197,407
	Ninestar Corp., Class A	6,200	27,035
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,076	19,726
	Ningbo Joyson Electronic Corp., Class A	5,300	18,979
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	18,100	19,070
*	NIO, Inc., ADR	124,118	3,795,528
*	Niu Technologies, Sponsored ADR	2,374	62,365
*	Noah Holdings, Ltd., Sponsored ADR	1,135	29,885
	Norinco International Cooperation, Ltd., Class A	18,700	20,287
	North Huajin Chemical Industries Co., Ltd., Class A	46,290	34,468
	Northeast Securities Co., Ltd., Class A	28,700	40,068
#	NVC Lighting Holdings, Ltd.	569,000	11,787
	Oceanwide Holdings Co., Ltd., Class A	44,300	27,257
	Offcn Education Technology Co., Ltd., Class A	5,600	33,089
	Offshore Oil Engineering Co., Ltd., Class A	56,259	35,625
	OFILM Group Co., Ltd., Class A	12,900	29,844
*	OneSmart International Education Group, Ltd., ADR	11,747	48,750
	Opple Lighting Co., Ltd., Class A	3,700	16,575
	ORG Technology Co., Ltd., Class A	27,300	22,981
*	Orient Group, Inc., Class A	53,900	28,455
	Orient Securities Co., Ltd., Class H	72,000	47,439
	Oriental Pearl Group Co., Ltd., Class A	21,500	29,529
*	Ourpalm Co., Ltd., Class A	32,200	31,374
	Ovctek China, Inc., Class A	2,400	24,472
	Overseas Chinese Town Asia Holdings, Ltd.	64,000	13,070
	Pacific Online, Ltd.	58,000	7,960
*	Pacific Securities Co., Ltd, Class A	33,400	18,809
	PAX Global Technology, Ltd.	294,000	170,857
	PCI-Suntek Technology Co., Ltd., Class A	31,600	42,361
	People’s Insurance Co. Group of China, Ltd. (The), Class H	730,000	217,217
	Perfect World Co., Ltd., Class A	4,200	17,627
*	Phoenix Media Investment Holdings, Ltd.	100,000	4,001
	Phoenix New Media, Ltd., ADR	2,748	3,682
	PICC Property & Casualty Co., Ltd., Class H	1,649,000	1,119,198
*	Pinduoduo, Inc., ADR	10,682	961,166

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ping An Bank Co., Ltd., Class A	89,900	$238,572
#*	Ping An Healthcare and Technology Co., Ltd.	23,300	300,656
	Ping An Insurance Group Co. of China, Ltd., Class H	628,500	6,498,485
*	Polaris Bay Group Co., Ltd., Class A	21,300	37,456
	Poly Developments and Holdings Group Co., Ltd., Class A	40,900	94,025
	Poly Property Group Co., Ltd.	491,000	141,806
	Postal Savings Bank of China Co., Ltd., Class H	765,000	375,434
*	Pou Sheng International Holdings, Ltd.	397,000	90,988
	Power Construction Corp. of China, Ltd., Class A	34,500	19,829
	Powerlong Real Estate Holdings, Ltd.	381,000	256,519
*	PW Medtech Group, Ltd.	171,000	43,704
	Q Technology Group Co., Ltd.	107,000	118,252
	Qianhe Condiment and Food Co., Ltd., Class A	5,300	30,272
	Qingdao East Steel Tower Stock Co., Ltd., Class A	12,300	14,252
	Qingdao Gon Technology Co., Ltd., Class A	3,300	15,295
	Qingdao Hanhe Cable Co., Ltd., Class A	50,500	31,168
	Qingdao Port International Co., Ltd., Class H	49,000	27,844
	Qingling Motors Co., Ltd., Class H	198,000	35,544
	Qinhuangdao Port Co., Ltd., Class H	84,000	13,448
#*	Qudian, Inc., Sponsored ADR	26,628	35,682
	Rainbow Digital Commercial Co., Ltd., Class A	13,600	16,710
*	Realcan Pharmaceutical Group Co., Ltd., Class A	23,400	19,476
	Redco Properties Group, Ltd.	232,000	102,730
	Redsun Properties Group, Ltd.	154,000	55,888
	RiseSun Real Estate Development Co., Ltd., Class A	55,700	58,591
	Road King Infrastructure, Ltd.	72,000	85,632
	Ronshine China Holdings, Ltd.	233,000	158,849
	Runjian Co., Ltd., Class A	4,700	19,147
*	RYB Education, Inc., ADR	2,700	7,439
	SAIC Motor Corp, Ltd., Class A	30,700	106,281
	Sailun Group Co., Ltd., Class A	33,820	25,006
	Sanan Optoelectronics Co., Ltd., Class A	7,200	23,966
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,600	25,683
	Sansteel Minguang Co., Ltd. Fujian, Class A	17,000	16,735
	Sany Heavy Equipment International Holdings Co., Ltd.	246,000	135,616
	Sany Heavy Industry Co., Ltd., Class A	67,650	262,900
*	Saurer Intelligent Technology Co., Ltd., Class A	14,600	11,155
	Sealand Securities Co., Ltd., Class A	54,200	42,199
	Seazen Group, Ltd.	342,000	256,400
*	Secoo Holding, Ltd., ADR	5,685	14,213
	S-Enjoy Service Group Co., Ltd.	23,000	57,195
	SF Holding Co., Ltd., Class A	11,200	138,732
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	11,300	40,958
	Shandong Chenming Paper Holdings, Ltd., Class H	114,000	45,384
#	Shandong Gold Mining Co., Ltd., Class H	100,250	237,462
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	12,600	46,261
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	12,400	52,470
	Shandong Humon Smelting Co., Ltd., Class A	10,600	22,056
	Shandong Linglong Tyre Co., Ltd., Class A	8,500	38,061
	Shandong Nanshan Aluminum Co., Ltd., Class A	61,600	21,650
	Shandong New Beiyang Information Technology Co., Ltd., Class A	14,800	20,694
	Shandong Sinocera Functional Material Co., Ltd., Class A	12,300	75,549
	Shandong Sun Paper Industry JSC, Ltd., Class A	13,800	28,724
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	216,000	418,908
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	32,000	15,761
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	109,100	44,095
	Shanghai AtHub Co., Ltd., Class A	2,300	23,958
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	8,400	83,740
	Shanghai East China Computer Co., Ltd., Class A	4,100	14,082

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	36,500	$150,635
#*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	30,000	45,357
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	59,000	27,859
	Shanghai Industrial Development Co., Ltd., Class A	26,600	20,183
#	Shanghai Industrial Holdings, Ltd.	118,000	157,669
	Shanghai Industrial Urban Development Group, Ltd.	364,600	33,989
	Shanghai International Airport Co Ltd, Class A	4,600	45,507
	Shanghai International Port Group Co., Ltd., Class A	37,700	23,566
	Shanghai Jahwa United Co., Ltd., Class A	7,900	48,765
	Shanghai Jin Jiang Capital Co., Ltd., Class H	188,000	26,214
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	5,000	9,492
	Shanghai Kinetic Medical Co., Ltd., Class A	4,200	11,885
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	12,700	35,858
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	145,900	226,481
	Shanghai Pudong Development Bank Co., Ltd., Class A	27,500	38,042
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	22,700	21,648
	Shanghai Shimao Co., Ltd., Class A	53,201	46,048
	Shanghai Tunnel Engineering Co., Ltd., Class A	21,600	18,023
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	18,600	45,203
*	Shanghai Wanye Enterprises Co., Ltd., Class A	6,600	16,645
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	10,000	12,966
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	33,900	21,264
*	Shanxi Meijin Energy Co., Ltd., Class A	74,900	66,910
	Shanxi Securities Co., Ltd., Class A	22,230	25,000
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,200	141,329
*	Shanying International Holding Co., Ltd., Class A	48,000	21,975
*	Shede Spirits Co., Ltd., Class A	5,100	34,267
	Sheng Ye Capital, Ltd.	40,000	27,726
	Shengda Resources Co., Ltd., Class A	11,200	23,244
*	Shenghe Resources Holding Co., Ltd., Class A	18,500	18,222
*	Shengjing Bank Co., Ltd., Class H	59,000	52,127
	Shengyi Technology Co., Ltd., Class A	11,700	41,918
	Shennan Circuits Co., Ltd., Class A	2,200	35,567
	Shenwan Hongyuan Group Co., Ltd.	168,800	42,829
	Shenzhen Airport Co., Ltd., Class A	11,600	13,856
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	17,267
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	28,900	17,096
	Shenzhen Capchem Technology Co., Ltd., Class A	6,700	75,171
	Shenzhen Comix Group Co., Ltd., Class A	6,600	14,088
	Shenzhen Das Intellitech Co., Ltd., Class A	35,800	21,336
	Shenzhen Desay Battery Technology Co., Class A	1,400	10,268
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	5,800	20,800
	Shenzhen Expressway Co., Ltd., Class H	172,000	153,410
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	12,100	19,193
	Shenzhen FRD Science & Technology Co., Ltd.	2,600	8,539
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,100	19,322
	Shenzhen Goodix Technology Co., Ltd., Class A	3,000	77,142
	Shenzhen Grandland Group Co., Ltd., Class A	41,000	20,051
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	8,000	20,159
	Shenzhen International Holdings, Ltd.	282,247	439,504
	Shenzhen Investment, Ltd.	899,174	274,680
	Shenzhen Kaifa Technology Co., Ltd., Class A	5,800	18,434
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	3,200	86,865
	Shenzhen Megmeet Electrical Co., Ltd., Class A	4,000	20,134
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,100	410,990
*	Shenzhen MTC Co., Ltd., Class A	15,500	13,973
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	66,300	40,040
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	42,800	41,993
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	5,900	27,212

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen SC New Energy Technology Corp., Class A	1,945	$29,066
	Shenzhen SDG Information Co., Ltd., Class A	6,500	9,627
	Shenzhen Sinovatio Technology Co., Ltd., Class A	1,760	19,583
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,000	30,098
	Shenzhen Sunway Communication Co., Ltd., Class A	6,000	42,651
	Shenzhen Tagen Group Co., Ltd., Class A	33,700	34,488
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	32,100	17,193
	Shenzhen World Union Group, Inc., Class A	32,800	26,263
	Shenzhen Yinghe Technology Co., Ltd., Class A	4,700	20,150
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	9,800	43,385
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	20,700	12,576
	Shimao Group Holdings, Ltd.	250,500	887,349
	Shui On Land, Ltd.	933,500	123,089
*	Siasun Robot & Automation Co., Ltd., Class A	11,500	23,019
	Sichuan Expressway Co., Ltd., Class H	152,000	32,972
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	94,100	18,856
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	6,400	22,418
	Sichuan Languang Development Co., Ltd., Class A	22,100	16,316
	Sichuan Swellfun Co., Ltd., Class A	4,100	40,601
	Sieyuan Electric Co., Ltd., Class A	11,400	36,484
	Sihuan Pharmaceutical Holdings Group, Ltd.	350,000	40,361
*	SINA Corp.	23,393	1,002,390
	Sino Biopharmaceutical, Ltd.	2,082,000	2,109,053
	Sinochem International Corp., Class A	21,000	16,423
	Sinofert Holdings, Ltd.	758,000	67,616
	Sinolink Securities Co., Ltd., Class A	13,900	31,150
*	Sinolink Worldwide Holdings, Ltd.	336,000	21,102
	Sinoma International Engineering Co., Class A	13,200	14,854
	Sinoma Science & Technology Co., Ltd., Class A	21,800	62,601
	Sinomach Automobile Co., Ltd., Class A	29,500	26,450
	Sino-Ocean Group Holding, Ltd.	726,000	138,861
	Sinopec Engineering Group Co., Ltd., Class H	411,500	159,952
	Sinopec Kantons Holdings, Ltd.	130,000	46,998
*	Sinopec Oilfield Service Corp., Class H	662,000	41,101
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	300,000	55,443
	Sinopharm Group Co., Ltd., Class H	417,600	959,412
	Sino-Platinum Metals Co., Ltd., Class A	6,200	19,859
#*	Sinosoft Technology Group, Ltd.	151,000	22,637
	Sinotrans, Ltd., Class H	568,000	168,212
	Sinotruk Hong Kong, Ltd.	150,000	383,678
	Skyfame Realty Holdings, Ltd.	476,000	62,697
	Skyworth Digital Co., Ltd., Class A	13,300	17,352
*	Skyworth Group, Ltd.	240,336	62,957
*	Sogou, Inc., ADR	11,777	104,815
*	Sohu.com, Ltd., ADR	606	11,417
*	Solargiga Energy Holdings, Ltd.	489,000	11,308
*	Sou Yu Te Group Co., Ltd., Class A	51,000	17,240
*	SPT Energy Group, Inc.	156,000	4,886
	SSY Group, Ltd.	354,000	193,768
	Sun Art Retail Group, Ltd.	290,500	314,740
	Sun King Power Electronics Group	206,000	39,632
#	Sunac China Holdings, Ltd.	703,000	2,605,424
	Sunfly Intelligent Technology Co., Ltd., Class A	11,000	25,429
	Sungrow Power Supply Co., Ltd., Class A	11,200	65,133
	Suning Universal Co., Ltd., Class A	35,000	16,025
	Suning.com Co., Ltd., Class A	38,000	55,134
	Sunny Optical Technology Group Co., Ltd.	128,200	2,128,519
	Sunwoda Electronic Co., Ltd., Class A	22,200	92,831
	Suofeiya Home Collection Co., Ltd., Class A	12,600	53,192

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Suzhou Anjie Technology Co., Ltd., Class A	5,600	$16,660
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	24,500	17,639
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	7,300	27,682
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	23,900	35,290
	Suzhou Maxwell Technologies Co., Ltd., Class A	500	30,830
#	Symphony Holdings, Ltd.	330,000	39,178
	Taiji Computer Corp., Ltd., Class A	5,039	20,219
*	TAL Education Group, ADR	1,736	115,375
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	25,150	26,232
	Tasly Pharmaceutical Group Co., Ltd., Class A	10,200	26,708
	TCL Electronics Holdings, Ltd.	221,000	150,118
	Ten Pao Group Holdings, Ltd.	72,000	10,857
	Tencent Holdings, Ltd.	428,000	32,701,600
*	Tencent Music Entertainment Group, ADR	28,182	419,348
	Tenfu Cayman Holdings Co., Ltd.	29,000	19,838
	Texhong Textile Group, Ltd.	59,000	45,404
	Thunder Software Technology Co., Ltd., Class A	3,800	48,739
	Tian An China Investment Co., Ltd.	90,000	51,459
*	Tian Ge Interactive Holdings, Ltd.	182,000	13,394
*	Tian Shan Development Holding, Ltd.	76,000	27,676
	Tiangong International Co., Ltd.	76,000	25,512
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,100	32,842
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	38,000	15,028
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	32,000	26,393
	Tianjin Development Holdings, Ltd.	64,000	11,414
	Tianjin Guangyu Development Co., Ltd., Class A	35,400	33,343
	Tianjin Port Development Holdings, Ltd.	182,000	12,227
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	3,300	11,509
	Tianli Education International Holdings, Ltd.	107,000	85,087
	Tianma Microelectronics Co., Ltd., Class A	21,200	45,283
#	Tianneng Power International, Ltd.	184,000	299,766
*	Tianqi Lithium Corp., Class A	7,100	21,076
*	Tibet Water Resources, Ltd.	29,000	1,517
	Tingyi Cayman Islands Holding Corp.	286,000	523,357
	Tomson Group, Ltd.	42,000	8,472
	Tong Ren Tang Technologies Co., Ltd., Class H	94,000	55,196
*	Tongcheng-Elong Holdings, Ltd.	94,000	156,447
	Tongda Group Holdings, Ltd.	980,000	53,256
*	TongFu Microelectronics Co., Ltd., Class A	4,100	15,262
	Tongkun Group Co., Ltd., Class A	47,000	106,465
	Tongling Nonferrous Metals Group Co., Ltd., Class A	105,300	34,186
	Tonly Electronics Holdings, Ltd.	15,000	19,503
*	Topchoice Medical Corp., Class A	1,600	53,924
	Towngas China Co., Ltd.	336,702	152,938
	Transfar Zhilian Co., Ltd., Class A	73,300	59,427
	TravelSky Technology, Ltd., Class H	216,000	455,326
*	Trigiant Group, Ltd.	272,000	25,675
*	Trip.com Group, Ltd., ADR	71,366	2,052,486
	Tsingtao Brewery Co., Ltd., Class H	94,000	778,900
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	42,000	17,182
*	Tuniu Corp., Sponsored ADR	2,276	2,367
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	17,100	18,753
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	2,600	41,804
	Uni-President China Holdings, Ltd.	168,000	145,525
	Unisplendour Corp., Ltd., Class A	14,600	48,064
	United Energy Group, Ltd.	1,358,000	184,375
*	V1 Group, Ltd.	1,166,000	33,789
	Valiant Co., Ltd., Class A	9,500	24,830

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Vatti Corp., Ltd., Class A	13,600	$18,213
	Victory Giant Technology Huizhou Co., Ltd., Class A	8,500	26,560
*	Vipshop Holdings, Ltd., ADR	170,249	3,643,329
*	Wanda Film Holding Co., Ltd., Class A	6,400	14,723
	Wangsu Science & Technology Co., Ltd., Class A	31,000	36,134
	Want Want China Holdings, Ltd.	851,000	563,561
	Wanxiang Qianchao Co., Ltd., Class A	26,900	23,556
	Wasion Holdings, Ltd.	134,000	31,184
#*	Weibo Corp., Sponsored ADR	24,313	1,010,205
	Weichai Power Co., Ltd., Class H	561,000	1,063,815
	Weifu High-Technology Group Co., Ltd., Class A	6,500	24,984
	Western Securities Co., Ltd., Class A	29,500	40,198
	Westone Information Industry, Inc., Class A	5,300	14,648
	Will Semiconductor, Ltd., Class A	2,500	74,053
	Wisdom Education International Holdings Co., Ltd.	88,000	28,633
	Wolong Electric Group Co., Ltd., Class A	24,000	43,893
*	Wonders Information Co., Ltd., Class A	5,600	18,270
	Wuchan Zhongda Group Co., Ltd., Class A	58,800	38,897
	Wuhan Department Store Group Co., Ltd., Class A	6,700	13,061
	Wuhan Guide Infrared Co., Ltd., Class A	3,000	15,203
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,300	17,097
*	Wuhan P&S Information Technology Co., Ltd., Class A	21,500	19,975
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,250	25,175
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	8,500	37,680
	Wuhu Token Science Co., Ltd., Class A	37,700	56,294
	Wuliangye Yibin Co., Ltd., Class A	22,512	823,092
*	Wutong Holding Group Co., Ltd., Class A	27,300	20,446
*	Wuxi Biologics Cayman, Inc.	1,000	28,084
	Wuxi Taiji Industry Co., Ltd., Class A	38,600	58,770
	XCMG Construction Machinery Co., Ltd., Class A	47,600	38,177
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	72,500	124,096
	Xiamen C & D, Inc., Class A	54,200	67,886
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	4,883	10,348
	Xiamen Faratronic Co., Ltd., Class A	2,700	36,228
	Xiamen International Airport Co., Ltd., Class A	8,200	21,436
	Xiamen International Port Co., Ltd., Class H	84,000	6,944
	Xiamen Intretech, Inc., Class A	4,700	41,312
	Xiamen ITG Group Corp., Ltd., Class A	15,400	15,417
	Xiamen Kingdomway Group Co., Class A	6,100	34,543
	Xiamen Tungsten Co., Ltd., Class A	17,500	35,199
	Xiamen Xiangyu Co., Ltd., Class A	17,206	15,395
*	Xiaomi Corp., Class B	681,400	1,937,925
	Xingda International Holdings, Ltd.	202,426	52,139
	Xinhu Zhongbao Co., Ltd., Class A	112,500	53,947
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	36,000	21,875
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	137,156	180,803
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	26,400	17,683
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	25,900	19,765
*	Xinming China Holdings, Ltd.	74,000	9,734
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	8,900	16,079
	Xinyu Iron & Steel Co., Ltd., Class A	35,300	21,931
	Xinyuan Real Estate Co., Ltd., ADR	15,700	28,574
	Xtep International Holdings, Ltd.	275,236	93,324
	Xuji Electric Co., Ltd., Class A	17,000	35,874
#*	Xunlei, Ltd., ADR	19,606	51,564
	Yadea Group Holdings, Ltd.	242,000	346,504
	Yango Group Co., Ltd., Class A	22,000	22,593
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	6,500	9,333

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yantai Eddie Precision Machinery Co., Ltd., Class A	3,700	$28,244
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	21,000	84,196
*	Yashili International Holdings, Ltd.	88,000	5,514
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	57,600	71,101
	Yifan Pharmaceutical Co., Ltd., Class A	7,700	26,153
	Yihai International Holding, Ltd.	119,000	1,580,804
	Yintai Gold Co., Ltd., Class A	32,200	48,384
*	Yiren Digital, Ltd., Sponsored ADR	17,500	57,575
*	Yixin Group, Ltd.	195,000	48,679
	Yixintang Pharmaceutical Group Co., Ltd., Class A	2,600	15,613
	Yonghui Superstores Co., Ltd., Class A	16,400	19,157
	Yonyou Network Technology Co., Ltd., Class A	8,600	55,656
	Youngor Group Co., Ltd., Class A	66,900	71,286
	Youzu Interactive Co., Ltd., Class A	6,100	14,342
*	YuanShengTai Dairy Farm, Ltd.	744,000	58,591
	Yuexiu Property Co., Ltd.	2,094,000	406,552
	Yuexiu Transport Infrastructure, Ltd.	220,000	122,532
	Yum China Holdings, Inc.	1,922	102,308
	Yunda Holding Co., Ltd., Class A	20,280	58,422
	Yunnan Baiyao Group Co Ltd, Class A	2,500	38,521
*	Yunnan Copper Co., Ltd., Class A	22,800	42,386
*	Yunnan Tin Co., Ltd., Class A	9,000	12,079
	Yunnan Water Investment Co., Ltd., Class H	63,000	7,567
	Yuzhou Group Holdings Co., Ltd.	759,110	293,830
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	2,129	73,107
#	Zhaojin Mining Industry Co., Ltd., Class H	272,500	352,767
*	Zhefu Holding Group Co., Ltd., Class A	29,000	21,422
*	Zhejiang Century Huatong Group Co., Ltd., Class A	12,520	15,975
	Zhejiang Chint Electrics Co., Ltd., Class A	15,500	67,968
	Zhejiang Communications Technology Co., Ltd.	25,700	20,452
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	29,000	21,749
	Zhejiang Crystal-Optech Co., Ltd., Class A	6,100	11,645
	Zhejiang Dahua Technology Co., Ltd., Class A	4,602	15,580
	Zhejiang Expressway Co., Ltd., Class H	302,000	206,170
	Zhejiang Hailiang Co., Ltd., Class A	26,100	30,636
	Zhejiang Huace Film & TV Co., Ltd., Class A	17,800	19,512
	Zhejiang Huafeng Spandex Co., Ltd., Class A	51,500	61,802
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	24,000	35,527
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	27,350
	Zhejiang Juhua Co., Ltd., Class A	51,000	50,932
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	12,100	28,033
	Zhejiang Longsheng Group Co., Ltd., Class A	59,300	117,956
	Zhejiang Medicine Co., Ltd., Class A	8,216	17,553
*	Zhejiang Narada Power Source Co., Ltd., Class A	9,500	22,800
	Zhejiang Runtu Co., Ltd., Class A	23,800	31,848
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	6,300	23,088
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	17,700	58,738
	Zhejiang Semir Garment Co., Ltd., Class A	10,400	12,977
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	800	11,261
	Zhejiang Wanliyang Co., Ltd., Class A	15,300	26,679
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	9,600	26,863
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	3,100	28,043
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	15,411	35,412
	Zhejiang Yasha Decoration Co., Ltd., Class A	9,300	12,469
*	Zhejiang Yongtai Technology Co., Ltd., Class A	6,000	8,045
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	22,600	24,862
	Zhengzhou Yutong Bus Co., Ltd., Class A	18,900	45,207
	Zhenro Properties Group, Ltd.	6,000	3,462
	Zhong An Group, Ltd.	859,000	34,445

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	89,900	$470,579
	Zhongji Innolight Co., Ltd., Class A	2,600	18,409
	Zhongjin Gold Corp., Ltd., Class A	13,100	18,302
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	36,800	21,442
	Zhongshan Public Utilities Group Co., Ltd., Class A	12,200	15,319
	Zhongsheng Group Holdings, Ltd.	146,500	1,044,580
*	Zhongtian Financial Group Co., Ltd., Class A	78,800	35,898
	Zhongyu Gas Holdings, Ltd.	66,000	57,680
	Zhongyuan Bank Co., Ltd., Class H	126,000	17,475
*	Zhuguang Holdings Group Co., Ltd.	42,000	6,508
*	Zhuhai Holdings Investment Group, Ltd.	54,000	13,392
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	11,800	18,117
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	115,900	356,913
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,900	20,849
	Zhuzhou Kibing Group Co., Ltd., Class A	21,700	29,782
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	16,800	20,686
*	ZJBC Information Technology Co., Ltd., Class A	10,460	8,311
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	244,000	215,431
	ZTE Corp., Class H	118,800	262,673
	ZTO Express Cayman, Inc., ADR	40,080	1,161,518

TOTAL CHINA			253,511,951

COLOMBIA — (0.1%)
	Banco de Bogota SA	955	16,789
	Bancolombia SA, Sponsored ADR	5,871	149,652
	Bancolombia SA	16,045	101,568
	Celsia SA ESP	70,388	76,492
	Grupo Aval Acciones y Valores SA, ADR	5,000	22,700
	Grupo de Inversiones Suramericana SA	26,751	138,927
	Grupo Energia Bogota SA ESP	171,893	106,591
	Interconexion Electrica SA ESP	43,920	236,715
	Mineros SA	23,169	21,550

TOTAL COLOMBIA			870,984

CZECH REPUBLIC — (0.1%)
*	Komercni banka A.S.	8,507	172,744
	Moneta Money Bank A.S.	39,351	89,331
	O2 Czech Republic A.S.	5,693	53,472

TOTAL CZECH REPUBLIC			315,547

EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	54,917	212,256

GREECE — (0.2%)
*	Aegean Airlines SA	2,273	7,039
*	Alpha Bank AE	93,904	47,786
	Athens Water Supply & Sewage Co. SA	7,405	57,407
	Autohellas SA	4,282	18,498
	Bank of Greece	3,592	56,180
*	Cairo Mezz P.L.C.	4,989	603
*	Ellaktor SA	12,618	19,828
*	Eurobank Ergasias Services and Holdings SA, Class A	59,870	20,021
*	Fourlis Holdings SA	12,956	50,028
*	GEK Terna Holding Real Estate Construction SA	11,544	78,095
	Hellenic Exchanges - Athens Stock Exchange SA	4,772	14,212
	Hellenic Petroleum SA	7,269	35,653
	Hellenic Telecommunications Organization SA	10,568	140,150
	Holding Co. ADMIE IPTO SA	18,379	45,450

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
GREECE — (Continued)
	JUMBO SA	6,925	$97,063
*	LAMDA Development SA	8,631	51,021
	Motor Oil Hellas Corinth Refineries SA	5,396	50,451
	OPAP SA	13,176	106,595
*	Piraeus Bank SA	36,515	28,089
	Piraeus Port Authority SA	2,090	41,319
	Sarantis SA	5,400	53,274
	Terna Energy SA	13,676	182,053

TOTAL GREECE			1,200,815

HONG KONG — (0.4%)
#*	Beijing Energy International Holding Co., Ltd.	1,100,000	31,425
*	Mobvista, Inc.	65,000	27,484
	Shenzhou International Group Holdings, Ltd.	118,800	2,067,045
*	SIM Technology Group, Ltd.	262,000	13,558
	Wharf Holdings, Ltd. (The)	145,000	300,164

TOTAL HONG KONG			2,439,676

HUNGARY — (0.2%)
	Magyar Telekom Telecommunications P.L.C.	133,563	147,208
*	OTP Bank P.L.C.	16,978	529,622
	Richter Gedeon Nyrt	14,692	299,973

TOTAL HUNGARY			976,803

INDIA — (9.4%)
*	3M India, Ltd.	545	135,712
	Aarti Industries, Ltd.	11,529	155,166
	ABB India, Ltd.	1,001	11,996
*	ABB Powar Products & System India, Ltd.	362	4,701
	Abbott India, Ltd.	126	26,005
	ACC, Ltd.	562	12,501
*	Adani Green Energy, Ltd.	49,657	573,556
	Adani Ports & Special Economic Zone, Ltd.	62,408	301,163
*	Adani Transmissions, Ltd.	63,280	246,935
*	Aditya Birla Capital, Ltd.	119,888	104,792
*	Aditya Birla Fashion and Retail, Ltd.	31,878	66,272
	Advanced Enzyme Technologies, Ltd.	14,393	60,648
	Aegis Logistics, Ltd.	10,056	28,157
	AIA Engineering, Ltd.	3,015	68,819
	Ajanta Pharma, Ltd.	5,274	112,029
	Akzo Nobel India, Ltd.	2,395	63,692
	Alembic Pharmaceuticals, Ltd.	10,129	131,433
	Allcargo Logistics, Ltd.	7,609	12,106
	Amara Raja Batteries, Ltd.	3,941	40,861
	Amber Enterprises India, Ltd.	1,804	52,670
	APL Apollo Tubes, Ltd.	1,339	56,548
	Apollo Hospitals Enterprise, Ltd.	10,337	295,919
	Apollo Tyres, Ltd.	22,890	43,225
*	Arvind Fashions, Ltd.	3,714	6,147
	Asahi India Glass, Ltd.	6,004	18,184
	Ashok Leyland, Ltd.	266,160	283,137
*	Ashoka Buildcon, Ltd.	9,386	7,704
	Asian Paints, Ltd.	39,567	1,179,359
*	Aster DM Healthcare, Ltd.	6,444	11,652
	Astral Poly Technik, Ltd.	5,685	86,491
	AstraZeneca Pharma India, Ltd.	1,043	60,342
	Atul, Ltd.	3,280	266,061
	Aurobindo Pharma, Ltd.	67,473	703,935

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Automotive Axles, Ltd.	818	$7,793
	Avanti Feeds, Ltd.	6,687	43,311
*	Avenue Supermarts, Ltd.	9,275	279,169
*	Axis Bank, Ltd.	69,841	461,540
*	Axis Bank, Ltd., GDR	1,227	39,878
	Bajaj Auto, Ltd.	7,590	295,202
*	Bajaj Consumer Care, Ltd.	27,901	70,343
*	Bajaj Electricals, Ltd.	4,900	32,228
	Bajaj Finance, Ltd.	13,052	580,646
	Bajaj Finserv, Ltd.	5,342	399,757
	Bajaj Holdings & Investment, Ltd.	3,100	96,452
	Balkrishna Industries, Ltd.	9,931	179,480
	Balmer Lawrie & Co., Ltd.	12,265	16,700
	Balrampur Chini Mills, Ltd.	14,596	31,629
*	Bank of Baroda	154,732	86,793
*	Bank of Maharashtra	198,188	29,647
	BASF India, Ltd.	2,256	41,383
	Bata India, Ltd.	4,470	79,173
	Bayer CropScience, Ltd.	538	39,642
	BEML, Ltd.	1,351	11,109
	Berger Paints India, Ltd.	46,612	392,054
*	BF Utilities, Ltd.	2,290	7,383
	Bharat Electronics, Ltd.	148,579	174,369
	Bharat Heavy Electricals, Ltd.	114,522	43,410
	Bharat Petroleum Corp., Ltd.	84,020	400,922
	Bharti Airtel, Ltd.	104,901	611,945
	Bharti Infratel, Ltd.	43,430	108,668
*	Biocon, Ltd.	51,133	279,015
*	Birlasoft, Ltd.	54,014	131,967
*	Blue Dart Express, Ltd.	756	37,495
	Blue Star, Ltd.	6,322	53,640
	Bombay Dyeing & Manufacturing Co., Ltd.	22,860	18,982
*	Borosil, Ltd.	3,668	7,096
	Bosch, Ltd.	933	146,238
	Brigade Enterprises, Ltd.	8,709	21,012
	Britannia Industries, Ltd.	6,088	285,534
	BSE, Ltd.	1,554	10,336
	Cadila Healthcare, Ltd.	50,664	285,721
	Can Fin Homes, Ltd.	6,909	42,594
*	Canara Bank	28,385	33,106
*	Capacit’e Infraprojects, Ltd.	4,149	7,591
	Caplin Point Laboratories, Ltd.	3,081	20,648
	Carborundum Universal, Ltd.	3,978	15,178
	Care Ratings, Ltd.	1,129	4,536
	Castrol India, Ltd.	110,715	170,799
	CCL Products India, Ltd.	9,944	32,305
	Ceat, Ltd.	2,626	38,677
	Central Depository Services India, Ltd.	3,947	25,705
	Century Plyboards India, Ltd.	14,781	34,433
	Cera Sanitaryware, Ltd.	1,024	36,818
	Chambal Fertilizers & Chemicals, Ltd.	14,384	31,534
*	Chennai Petroleum Corp., Ltd.	10,031	10,375
*	Cholamandalam Financial Holdings, Ltd.	14,866	77,292
	Cholamandalam Investment and Finance Co., Ltd.	39,928	145,984
	Cipla, Ltd.	42,645	434,780
	City Union Bank, Ltd.	55,299	110,318
	Cochin Shipyard, Ltd.	9,822	44,742
	Coforge, Ltd.	7,062	210,072
	Colgate-Palmolive India, Ltd.	19,415	398,092

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Container Corp. Of India, Ltd.	22,415	$118,266
	Coromandel International, Ltd.	18,690	183,102
*	CreditAccess Grameen, Ltd.	2,450	21,468
	CRISIL, Ltd.	2,050	57,485
	Cummins India, Ltd.	8,694	50,825
	Cyient, Ltd.	2,102	11,192
	Dabur India, Ltd.	57,436	396,558
	DB Corp., Ltd.	13,047	12,995
*	DCB Bank, Ltd.	22,733	23,828
	DCM Shriram, Ltd.	8,501	38,810
	Deepak Nitrite, Ltd.	8,794	88,222
	Delta Corp., Ltd.	11,676	18,694
*	DEN Networks, Ltd.	11,087	10,615
	Dhampur Sugar Mills, Ltd.	5,947	11,448
	Dhani Services, Ltd.	36,743	97,518
	Dhanuka Agritech, Ltd.	2,818	27,905
	Dilip Buildcon, Ltd.	8,553	37,650
*	Dish TV India, Ltd.	37,588	5,783
	Dishman Carbogen Amcis, Ltd.	8,585	17,555
	Divi’s Laboratories, Ltd.	8,789	372,690
	Dixon Technologies India, Ltd.	313	39,432
	DLF, Ltd.	48,720	104,347
	Dr Lal PathLabs, Ltd.	5,469	169,631
	eClerx Services, Ltd.	6,418	60,552
*	Edelweiss Financial Services, Ltd.	50,018	37,761
	EICHER MOTORS LTD.	20,190	568,042
*	EID Parry India, Ltd.	16,350	61,078
	Elgi Equipments, Ltd.	4,214	5,948
	Emami, Ltd.	29,123	139,264
	Endurance Technologies, Ltd.	3,642	52,060
	Engineers India, Ltd.	29,335	25,671
	EPL, Ltd.	13,240	44,766
	Eris Lifesciences, Ltd.	6,849	46,149
	ESAB India, Ltd.	213	3,808
	Escorts, Ltd.	12,978	210,711
	Excel Industries, Ltd.	907	10,590
	Exide Industries, Ltd.	52,918	113,322
	FDC, Ltd.	6,240	28,820
*	Federal Bank, Ltd.	237,904	161,890
	Finolex Cables, Ltd.	13,770	51,689
	Finolex Industries, Ltd.	6,525	45,841
	Firstsource Solutions, Ltd.	105,179	99,245
	Force Motors, Ltd.	1,031	14,277
*	Fortis Healthcare, Ltd.	83,128	141,118
*	Future Lifestyle Fashions, Ltd.	7,133	7,306
	Gabriel India, Ltd.	5,802	7,411
	Galaxy Surfactants, Ltd.	3,419	75,905
	Garware Technical Fibres, Ltd.	665	16,835
	Gateway Distriparks, Ltd.	4,366	5,415
*	GE T&D India, Ltd.	2,445	2,680
*	General Insurance Corp. of India	8,648	13,819
*	GFL, Ltd.	8,709	9,288
	GHCL, Ltd.	7,976	16,746
	Gillette India, Ltd.	1,326	94,918
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,499	29,681
	Glenmark Pharmaceuticals, Ltd.	17,332	111,185
	GMM Pfaudler, Ltd.	742	35,545
	Godrej Consumer Products, Ltd.	36,853	331,145
*	Godrej Industries, Ltd.	14,812	73,102

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Godrej Properties, Ltd.	3,360	$46,769
	Granules India, Ltd.	27,971	144,137
	Graphite India, Ltd.	4,107	9,746
*	Greaves Cotton, Ltd.	10,547	9,899
	Greenply Industries, Ltd.	12,971	14,172
	Grindwell Norton, Ltd.	8,101	59,244
	Gujarat Alkalies & Chemicals, Ltd.	4,834	20,884
	Gujarat Ambuja Exports, Ltd.	6,562	10,175
*	Gujarat Fluorochemicals, Ltd.	3,681	23,823
	Gujarat Gas, Ltd.	31,986	127,952
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,305	53,363
	Gujarat Pipavav Port, Ltd.	41,068	49,006
	Gujarat State Petronet, Ltd.	32,684	85,448
	Gulf Oil Lubricants India, Ltd.	2,672	23,911
	Hatsun Agro Products, Ltd.	5,380	57,970
	Havells India, Ltd.	43,518	427,919
	HCL Technologies, Ltd.	93,012	1,061,773
	HDFC Asset Management Co., Ltd.	5,349	162,380
*	HDFC Life Insurance Co., Ltd.	50,406	401,656
	HEG, Ltd.	875	7,969
*	Hemisphere Properties India, Ltd.	3,759	3,439
	Heritage Foods, Ltd.	2,344	9,603
	Hero MotoCorp, Ltd.	19,854	750,408
	HFCL, Ltd.	153,778	35,749
*	HG Infra Engineering, Ltd.	3,143	7,647
	Hikal, Ltd.	5,929	13,052
	Himadri Speciality Chemical, Ltd.	9,211	5,846
	Hinduja Global Solutions, Ltd.	1,132	10,165
*	Hindustan Construction Co., Ltd.	72,337	4,829
*	Hindustan Oil Exploration Co., Ltd.	9,749	8,409
	Hindustan Unilever, Ltd.	72,546	2,032,027
	Honda India Power Products, Ltd.	168	2,241
	Honeywell Automation India, Ltd.	459	175,818
	Housing Development Finance Corp., Ltd.	71,247	1,845,927
	Huhtamaki PPL, Ltd.	5,375	20,043
#*	ICICI Bank, Ltd., Sponsored ADR	148,600	1,567,730
	ICICI Lombard General Insurance Co., Ltd.	9,854	164,772
	ICICI Prudential Life Insurance Co., Ltd.	24,359	132,705
	ICICI Securities, Ltd.	12,439	77,508
	ICRA, Ltd.	250	9,445
*	IDFC First Bank, Ltd.	402,815	167,466
	IDFC, Ltd.	126,216	51,828
*	IFB Industries, Ltd.	864	8,238
*	IFCI, Ltd.	73,561	5,753
	IIFL Finance, Ltd.	26,619	26,625
	IIFL Securities, Ltd.	5,801	3,063
	IIFL Wealth Management, Ltd.	4,186	51,658
	Indiabulls Housing Finance, Ltd.	42,557	80,757
*	Indiabulls Real Estate, Ltd.	23,832	15,344
*	Indian Bank	26,880	20,890
	Indian Energy Exchange, Ltd.	7,056	18,223
*	Indian Overseas Bank	48,120	5,934
	Indo Count Industries, Ltd.	12,042	23,316
	Indraprastha Gas, Ltd.	36,641	199,326
*	IndusInd Bank, Ltd.	811	6,380
	Infibeam Avenues, Ltd.	32,279	36,341
	Info Edge India, Ltd.	6,284	300,119
	Infosys, Ltd., Sponsored ADR	263,821	3,764,726
	Infosys, Ltd.	219,177	3,139,588

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Inox Leisure, Ltd.	12,248	$41,947
*	Intellect Design Arena, Ltd.	3,329	10,649
	Ipca Laboratories, Ltd.	6,099	192,108
	IRB Infrastructure Developers, Ltd.	27,242	41,485
	IRCON International, Ltd.	9,355	9,571
	ITD Cementation India, Ltd.	9,348	6,164
	Jagran Prakashan, Ltd.	12,267	6,088
*	Jammu & Kashmir Bank, Ltd. (The)	23,470	4,497
	Jamna Auto Industries, Ltd.	11,234	6,109
	JB Chemicals & Pharmaceuticals, Ltd.	4,116	55,907
	Jindal Saw, Ltd.	18,284	14,954
*	Jindal Stainless, Ltd.	36,834	31,036
	JK Paper, Ltd.	16,886	20,041
	JM Financial, Ltd.	40,905	44,682
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,005	29,623
	JTEKT India, Ltd.	7,355	7,342
	Jubilant Foodworks, Ltd.	7,817	229,809
*	Just Dial, Ltd.	7,528	66,075
	Jyothy Labs, Ltd.	14,344	26,257
	Kajaria Ceramics, Ltd.	14,681	112,304
	Kalpataru Power Transmission, Ltd.	6,093	20,414
	Kansai Nerolac Paints, Ltd.	26,657	185,259
*	Karnataka Bank, Ltd. (The)	24,405	14,009
*	Karur Vysya Bank, Ltd. (The)	45,425	19,786
*	Kaveri Seed Co., Ltd.	2,830	19,295
	KEC International, Ltd.	13,326	58,198
	KEI Industries, Ltd.	10,834	49,885
*	Kennametal India, Ltd.	771	7,594
	Kirloskar Oil Engines, Ltd.	7,384	10,202
	KNR Constructions, Ltd.	8,397	28,353
*	Kotak Mahindra Bank, Ltd.	21,409	446,082
	KPIT Technologies, Ltd.	17,211	21,756
	KPR Mill, Ltd.	2,236	22,464
	KRBL, Ltd.	8,804	30,378
	KSB, Ltd.	1,450	8,844
	LA Opala RG, Ltd.	5,178	14,322
	Lakshmi Machine Works, Ltd.	252	13,589
	Laurus Labs, Ltd.	30,350	129,747
	LIC Housing Finance, Ltd.	58,838	224,332
	Lupin, Ltd.	36,360	445,270
	LUX Industries, Ltd.	1,356	25,515
*	Magma Fincorp, Ltd.	10,065	4,989
	Mahanagar Gas, Ltd.	8,072	88,792
	Maharashtra Scooters, Ltd.	592	22,298
*	Mahindra & Mahindra Financial Services, Ltd.	127,326	210,282
	Mahindra & Mahindra, Ltd.	95,721	767,272
*	Mahindra CIE Automotive, Ltd.	9,912	18,441
*	Mahindra Lifespace Developers, Ltd.	2,324	8,771
	Mahindra Logistics, Ltd.	1,996	9,560
	Majesco, Ltd.	1,448	18,051
	Manappuram Finance, Ltd.	52,958	111,201
*	Mangalore Refinery & Petrochemicals, Ltd.	16,296	6,303
	Marico, Ltd.	128,394	617,135
	Marksans Pharma, Ltd.	28,757	19,709
	Maruti Suzuki India, Ltd.	7,424	694,572
	MAS Financial Services, Ltd.	2,038	22,769
	Mastek, Ltd.	1,601	18,281
*	Max Financial Services, Ltd.	12,145	96,666
*	Max Healthcare Institute, Ltd.	12,953	18,580

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Max India, Ltd.	2,617	$2,020
	Meghmani Organics, Ltd.	15,132	14,546
	Minda Industries, Ltd.	7,008	30,170
	Mindtree, Ltd.	15,363	276,404
	MOIL, Ltd.	8,751	15,163
	Motherson Sumi Systems, Ltd.	132,183	188,460
	Motilal Oswal Financial Services, Ltd.	4,909	37,209
	Mphasis, Ltd.	28,724	537,600
	MRF, Ltd.	106	92,877
	Muthoot Finance, Ltd.	14,320	237,211
	Narayana Hrudayalaya, Ltd.	9,944	45,740
	Natco Pharma, Ltd.	13,995	169,097
	Navin Fluorine International, Ltd.	1,462	44,148
	Navneet Education, Ltd.	15,738	16,188
	NBCC India, Ltd.	74,349	22,809
	NESCO, Ltd.	1,056	7,215
	NIIT, Ltd.	14,595	27,590
	NOCIL, Ltd.	7,509	13,822
*	Oberoi Realty, Ltd.	10,392	62,066
*	Omaxe, Ltd.	8,455	7,562
	Oracle Financial Services Software, Ltd.	7,013	298,351
	Orient Electric, Ltd.	13,740	38,532
	Page Industries, Ltd.	1,176	318,114
	Persistent Systems, Ltd.	7,032	110,147
	Petronet LNG, Ltd.	220,988	688,850
	Pfizer, Ltd.	1,088	73,233
	Phillips Carbon Black, Ltd.	4,200	7,953
	Phoenix Mills, Ltd. (The)	5,378	41,063
	PI Industries, Ltd.	11,189	331,769
	Pidilite Industries, Ltd.	14,210	301,125
	Piramal Enterprises, Ltd.	7,167	121,708
*	PNB Housing Finance, Ltd.	5,849	27,771
	PNC Infratech, Ltd.	10,627	24,355
	Poly Medicure, Ltd.	3,019	19,619
	Polyplex Corp., Ltd.	3,297	34,453
	Power Finance Corp., Ltd.	162,359	191,397
	Power Grid Corp. of India, Ltd.	146,026	338,842
	Praj Industries, Ltd.	12,614	13,086
	Prestige Estates Projects, Ltd.	25,242	85,215
*	Procter & Gamble Health, Ltd.	612	42,491
	Procter & Gamble Hygiene & Health Care, Ltd.	1,819	249,201
	PSP Projects, Ltd.	1,462	7,619
	PTC India, Ltd.	60,730	38,553
*	Punjab National Bank	92,578	33,402
	PVR, Ltd.	8,819	127,715
*	Quess Corp., Ltd.	15,265	84,567
	Radico Khaitan, Ltd.	11,114	65,296
	Rain Industries, Ltd.	3,832	5,456
	Rajesh Exports, Ltd.	11,184	69,725
	Rallis India, Ltd.	17,572	58,643
	Rashtriya Chemicals & Fertilizers, Ltd.	32,145	18,365
*	Raymond, Ltd.	3,401	12,537
	RBL Bank, Ltd.	25,793	60,526
	REC, Ltd.	177,120	245,794
	Redington India, Ltd.	71,262	123,782
*	Relaxo Footwears, Ltd.	7,127	63,316
	Sanofi India, Ltd.	970	104,745
*	SBI Life Insurance Co., Ltd.	13,973	145,299
	Schaeffler India, Ltd.	1,462	74,284

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Schneider Electric Infrastructure, Ltd.	8,940	$8,421
	Security & Intelligence Services India, Ltd.	6,764	33,376
*	Sequent Scientific, Ltd.	11,712	22,271
	SH Kelkar & Co., Ltd.	12,727	14,606
	Sharda Cropchem, Ltd.	3,895	14,234
*	Sheela Foam, Ltd.	1,678	29,675
	Shilpa Medicare, Ltd.	7,105	43,111
*	Shoppers Stop, Ltd.	3,499	8,211
	Shriram City Union Finance, Ltd.	2,754	29,676
	Shriram Transport Finance Co., Ltd.	29,424	273,736
	Siemens, Ltd.	4,833	82,620
	SKF India, Ltd.	3,480	69,263
	Sobha, Ltd.	5,871	22,961
	Solar Industries India, Ltd.	6,085	82,578
	Solara Active Pharma Sciences, Ltd.	1,466	22,342
	Somany Home Innovation, Ltd.	1,816	1,848
	Sonata Software, Ltd.	12,595	53,629
*	South Indian Bank, Ltd. (The)	178,611	15,637
	SRF, Ltd.	3,576	211,699
	Sterlite Technologies, Ltd.	17,580	34,877
	Strides Pharma Science, Ltd.	10,689	99,174
	Subros, Ltd.	3,640	13,749
	Sudarshan Chemical Industries	1,652	9,777
	Sun Pharmaceutical Industries, Ltd.	52,782	331,733
	Sun TV Network, Ltd.	20,371	116,367
	Sundaram Finance, Ltd.	5,098	101,115
	Sundaram-Clayton, Ltd.	140	3,193
	Sundram Fasteners, Ltd.	7,035	40,602
	Sunteck Realty, Ltd.	6,996	25,064
	Suprajit Engineering, Ltd.	2,380	5,713
	Supreme Industries, Ltd.	9,064	177,098
*	Suven Pharmaceuticals, Ltd.	8,138	34,126
*	Suzlon Energy, Ltd.	253,147	12,478
	Swaraj Engines, Ltd.	1,248	23,754
	Symphony, Ltd.	1,436	16,464
*	Syngene International, Ltd.	23,684	170,456
*	TAKE Solutions, Ltd.	12,235	6,710
	Tanla Solutions, Ltd.	9,038	39,869
	Tata Chemicals, Ltd.	3,783	16,346
	Tata Communications, Ltd.	3,759	47,158
	Tata Consultancy Services, Ltd.	91,673	3,302,324
	Tata Consumer Products, Ltd.	51,247	341,309
	Tata Elxsi, Ltd.	4,923	102,038
	Tata Metaliks, Ltd.	1,238	8,586
*	Tata Motors, Ltd.	438,199	782,495
	TCI Express, Ltd.	999	10,638
*	TCNS Clothing Co., Ltd.	1,322	6,597
	Tech Mahindra, Ltd.	94,038	1,032,781
*	Techno Electric & Engineering Co., Ltd.	2,244	5,778
	Thermax, Ltd.	4,258	43,865
	Thyrocare Technologies, Ltd.	1,540	23,891
	Tide Water Oil Co India, Ltd.	155	9,199
	Time Technoplast, Ltd.	36,113	18,300
	Timken India, Ltd.	3,881	56,525
	Tinplate Co. of India, Ltd. (The)	5,495	9,542
	Titan Co., Ltd.	34,749	547,765
	Torrent Pharmaceuticals, Ltd.	9,552	330,121
	Transport Corp. of India, Ltd.	2,560	7,745
	Trident, Ltd.	111,750	11,085

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Triveni Engineering & Industries, Ltd.	10,696	$10,352
	Triveni Turbine, Ltd.	7,486	7,003
	TTK Prestige, Ltd.	427	32,901
	Tube Investments of India, Ltd.	6,223	55,417
	TV Today Network, Ltd.	4,144	11,151
*	TV18 Broadcast, Ltd.	135,440	52,588
	TVS Motor Co., Ltd.	1,582	9,689
	TVS Srichakra, Ltd.	357	6,794
*	UCO Bank	74,869	11,716
	Uflex, Ltd.	7,791	34,961
	Unichem Laboratories, Ltd.	2,495	8,444
*	Union Bank of India	103,814	33,899
	United Breweries, Ltd.	12,998	162,348
*	United Spirits, Ltd.	36,673	249,500
	UPL, Ltd.	144,540	882,609
*	VA Tech Wabag, Ltd.	3,517	8,656
	Vaibhav Global, Ltd.	1,061	27,918
	Vakrangee, Ltd.	62,110	23,540
	Vardhman Textiles, Ltd.	3,240	33,565
	Varroc Engineering, Ltd.	2,039	7,951
	Varun Beverages, Ltd.	15,809	139,428
	Vesuvius India, Ltd.	776	9,369
	V-Guard Industries, Ltd.	18,837	42,848
	Vinati Organics, Ltd.	4,692	76,487
	Vindhya Telelinks, Ltd.	373	3,596
	VIP Industries, Ltd.	5,133	18,809
*	Vodafone Idea, Ltd.	1,145,713	135,891
	Voltas, Ltd.	6,541	62,402
	VRL Logistics, Ltd.	4,816	9,718
	Welspun Corp., Ltd.	19,810	28,566
	Welspun Enterprises, Ltd.	9,097	9,248
	West Coast Paper Mills, Ltd.	3,553	7,572
*	Westlife Development, Ltd.	4,438	22,652
	Whirlpool of India, Ltd.	6,335	181,351
	Wipro, Ltd.	140,166	643,368
*	Wockhardt, Ltd.	6,661	26,117
*	Yes Bank, Ltd.	108,012	18,117
	Zee Entertainment Enterprises, Ltd.	195,042	492,668
	Zensar Technologies, Ltd.	6,946	16,776

TOTAL INDIA			59,944,591

INDONESIA — (1.0%)
	Ace Hardware Indonesia Tbk PT	1,020,500	108,822
	Adhi Karya Persero Tbk PT	262,700	10,209
*	Adi Sarana Armada Tbk PT	200,800	6,833
*	Alam Sutera Realty Tbk PT	2,532,800	26,423
	Astra Otoparts Tbk PT	111,600	6,551
*	Asuransi Kresna Mitra Tbk PT	15,000	1,100
	Bank BTPN Syariah Tbk PT	224,800	56,135
	Bank Central Asia Tbk PT	404,500	795,917
	Bank Danamon Indonesia Tbk PT	99,600	16,510
	Bank Mandiri Persero Tbk PT	1,292,100	503,313
	Bank Negara Indonesia Persero Tbk PT	538,900	171,450
*	Bank Pan Indonesia Tbk PT	195,400	10,296
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	288,100	21,058
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	10,854
	Bank Rakyat Indonesia Persero Tbk PT	3,307,000	748,612
	Bank Tabungan Negara Persero Tbk PT	597,400	55,609
*	Barito Pacific Tbk PT	1,757,200	106,466

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	$27,904
	BFI Finance Indonesia Tbk PT	606,000	15,754
	BISI International Tbk PT	170,900	10,499
*	Blue Bird Tbk PT	49,800	2,817
*	Bumi Serpong Damai Tbk PT	918,600	54,675
*	Capital Financial Indonesia Tbk PT	723,600	19,177
	Ciputra Development Tbk PT	1,868,900	102,781
	Elnusa Tbk PT	509,600	7,277
*	Erajaya Swasembada Tbk PT	575,300	67,727
*	Gajah Tunggal Tbk PT	272,300	8,325
*	Garuda Indonesia Persero Tbk PT	509,400	8,236
*	Global Mediacom Tbk PT	2,035,200	31,217
*	Hanson International Tbk PT	8,134,100	10,428
	Indofood CBP Sukses Makmur Tbk PT	266,300	174,927
	Indofood Sukses Makmur Tbk PT	456,100	216,058
	Indomobil Sukses Internasional Tbk PT	220,000	10,074
*	Indosat Tbk PT	174,100	23,593
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,108,000	60,333
*	Inti Agri Resources Tbk PT	550,900	706
*	Intiland Development Tbk PT	880,700	9,522
	Jasa Marga Persero Tbk PT	477,600	115,103
	Jaya Real Property Tbk PT	380,800	10,939
	Kalbe Farma Tbk PT	3,330,000	345,491
*	KMI Wire & Cable Tbk PT	229,100	4,819
*	Krakatau Steel Persero Tbk PT	505,200	12,227
*	Kresna Graha Investama Tbk PT	1,622,300	9,607
	Link Net Tbk PT	207,000	29,549
*	Lippo Karawaci Tbk PT	5,027,700	45,608
*	Matahari Department Store Tbk PT	534,200	36,039
	Mayora Indah Tbk PT	562,000	89,567
*	Media Nusantara Citra Tbk PT	1,590,600	88,722
*	Merdeka Copper Gold Tbk PT	1,060,500	132,386
	Metrodata Electronics Tbk PT	291,800	31,905
*	Mitra Adiperkasa Tbk PT	1,925,800	84,828
	Mitra Keluarga Karyasehat Tbk PT	411,800	73,671
	Mitra Pinasthika Mustika Tbk PT	193,500	4,409
*	MNC Land Tbk PT	1,993,200	14,138
	MNC Vision Networks Tbk PT	529,100	10,488
	Nippon Indosari Corpindo Tbk PT	140,600	11,871
	Pabrik Kertas Tjiwi Kimia Tbk PT	207,400	85,040
*	Pan Brothers Tbk PT	209,300	3,093
*	Panin Financial Tbk PT	2,781,700	35,581
*	Paninvest Tbk PT	164,000	7,691
*	Pollux Properti Indonesia Tbk PT	27,200	11,230
*	Pool Advista Indonesia Tbk PT	64,100	164
	PP Persero Tbk PT	642,300	39,258
	Puradelta Lestari Tbk PT	561,900	8,594
	Ramayana Lestari Sentosa Tbk PT	394,100	15,267
*	Rimo International Lestari Tbk PT	3,949,000	5,063
	Sarana Menara Nusantara Tbk PT	4,637,000	310,528
*	Sariguna Primatirta Tbk PT	464,300	15,087
	Selamat Sempurna Tbk PT	271,800	25,765
*	Sentul City Tbk PT	3,623,000	12,365
*	Siloam International Hospitals Tbk PT	55,500	18,867
*	Sitara Propertindo Tbk PT	344,900	1,202
*	Smartfren Telecom Tbk PT	3,180,600	14,917
	Sri Rejeki Isman Tbk PT	1,498,800	20,634
	Sumber Alfaria Trijaya Tbk PT	377,400	17,507
*	Summarecon Agung Tbk PT	1,833,300	80,855

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Surya Citra Media Tbk PT	1,950,200	$194,951
*	Surya Esa Perkasa Tbk PT	995,400	9,343
	Surya Semesta Internusa Tbk PT	1,357,500	44,780
	Telekomunikasi Indonesia Persero Tbk PT	151,700	26,860
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	11,298	193,083
	Tower Bersama Infrastructure Tbk PT	1,092,900	110,543
*	Trada Alam Minera Tbk PT	1,606,700	2,060
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,139,400	128,399
	Unilever Indonesia Tbk PT	497,400	263,963
*	Vale Indonesia Tbk PT	172,400	47,153
	Waskita Beton Precast Tbk PT	1,422,600	14,936
	Waskita Karya Persero Tbk PT	734,500	36,574
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	8,118
	Wijaya Karya Beton Tbk PT	801,200	13,067
	Wijaya Karya Persero Tbk PT	540,500	43,726
	XL Axiata Tbk PT	613,300	83,831

TOTAL INDONESIA			6,619,650

MALAYSIA — (1.6%)
#	Duopharma Biotech Bhd	77,918	70,324
	Aeon Co. M Bhd	138,700	23,063
	AEON Credit Service M Bhd	21,100	46,321
	AFFIN Bank Bhd	46,685	15,379
	Ajinomoto Malaysia Bhd	4,200	14,830
	Alliance Bank Malaysia Bhd	113,600	59,650
	Allianz Malaysia Bhd	10,400	33,005
	AMMB Holdings Bhd	192,600	132,175
	Astro Malaysia Holdings Bhd	227,500	39,991
*	Berjaya Corp. Bhd	448,760	20,503
*	Berjaya Land Bhd	294,800	12,431
	Berjaya Sports Toto Bhd	149,379	67,991
*	Bermaz Auto Bhd	205,600	57,609
	BIMB Holdings Bhd	22,000	16,639
*	Boustead Holdings Bhd	85,100	11,686
*	Bumi Armada Bhd	48,000	2,554
	Cahya Mata Sarawak Bhd	104,300	27,150
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	140,551
	CB Industrial Product Holding Bhd	35,400	7,491
	CIMB Group Holdings Bhd	214,928	152,541
*	Cypark Resources Bhd	50,300	9,794
	D&O Green Technologies Bhd	157,400	42,155
	Datasonic Group Bhd	254,400	31,558
#*	Dayang Enterprise Holdings Bhd	169,420	30,686
	Dialog Group Bhd	345,300	307,534
	DiGi.Com Bhd	146,500	132,910
	DRB-Hicom Bhd	122,100	55,875
	Dufu Technology Corp. Bhd	32,000	24,387
	Dutch Lady Milk Industries Bhd	2,500	20,810
*	Eco World Development Group Bhd	269,500	24,661
	Ekovest BHD	334,600	37,840
	Fraser & Neave Holdings Bhd	21,300	161,997
	Frontken Corp. Bhd	105,100	88,935
	Gabungan AQRS Bhd	59,500	8,591
	Gadang Holdings Bhd	60,900	5,430
	Gamuda Bhd	323,415	259,206
	Gas Malaysia Bhd	24,500	15,917
	Genting Bhd	70,800	50,471
	Genting Malaysia Bhd	319,400	153,782
	George Kent Malaysia Bhd	106,500	17,181

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Globetronics Technology Bhd	139,600	$95,886
	Guan Chong Bhd	43,600	29,733
	Hai-O Enterprise Bhd	19,100	9,158
	HAP Seng Consolidated Bhd	14,600	25,748
	Hartalega Holdings Bhd	179,300	777,774
	Heineken Malaysia Bhd	32,700	141,730
*	Hengyuan Refining Co. Bhd	31,700	20,102
	Hong Leong Bank Bhd	32,000	114,069
	Hong Leong Financial Group Bhd	23,500	79,868
	Hong Leong Industries Bhd	20,200	36,262
	Hup Seng Industries Bhd	52,600	11,589
	IHH Healthcare Bhd	51,200	61,280
	IJM Corp. Bhd	447,800	144,390
	Inari Amertron Bhd	581,450	355,866
	IOI Properties Group Bhd	172,200	35,668
*	Iskandar Waterfront City Bhd	156,400	17,882
*	JAKS Resources Bhd	187,500	19,421
	JHM Consolidation Bhd	67,500	28,349
	Kenanga Investment Bank Bhd	64,500	11,647
	Kerjaya Prospek Group Bhd	130,895	28,507
*	KNM Group Bhd	1,071,400	38,816
	Kossan Rubber Industries	263,000	475,202
*	KSL Holdings Bhd	92,400	10,238
*	LBS Bina Group Bhd	93,730	8,228
	Lii Hen Industries Bhd	23,500	22,515
	Lingkaran Trans Kota Holdings Bhd	21,900	20,574
	Lotte Chemical Titan Holding Bhd	125,500	62,870
	LPI Capital Bhd	25,000	76,863
	Magni-Tech Industries Bhd	26,666	14,857
	Magnum Bhd	75,245	36,223
	Mah Sing Group Bhd	56,900	12,480
	Malayan Banking Bhd	183,892	309,606
	Malaysia Airports Holdings Bhd	89,200	89,800
	Malaysia Building Society Bhd	321,341	37,912
	Malaysian Pacific Industries Bhd	19,300	102,353
	Malaysian Resources Corp. Bhd	582,100	52,532
	Matrix Concepts Holdings Bhd	100,900	38,627
	Maxis Bhd	85,800	99,103
	MBM Resources BHD	18,900	12,021
	MMC Corp. Bhd	126,000	21,879
*	Muhibbah Engineering M Bhd	51,600	9,063
	My EG Services Bhd	378,800	125,334
	OSK Holdings Bhd	267,600	47,998
	Padini Holdings Bhd	84,100	42,129
	Paramount Corp. Bhd	28,900	4,943
	Pentamaster Corp. Bhd	150,150	182,070
*	PESTECH International Bhd	102,900	16,505
	Petron Malaysia Refining & Marketing Bhd	24,600	18,067
	Petronas Chemicals Group Bhd	102,900	144,988
	Petronas Dagangan Bhd	49,300	204,412
*	Pos Malaysia Bhd	59,400	13,440
	Power Root Bhd	23,600	11,758
	PPB Group Bhd	28,400	128,565
	Press Metal Aluminium Holdings Bhd	144,300	190,846
	Public Bank Bhd	244,400	886,738
	Ranhill Utilities Bhd	80,396	16,436
*	Revenue Group Bhd	69,500	17,916
	RHB Bank Bhd	193,100	196,530
	Sam Engineering & Equipment M Bhd	8,600	12,945

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Sapura Energy Bhd	2,096,200	$50,773
	Scientex Bhd	67,400	192,846
	Serba Dinamik Holdings Bhd	514,850	189,790
	Sime Darby Bhd	279,800	162,294
	Sime Darby Property Bhd	255,800	33,232
	SP Setia Bhd Group	347,664	57,802
	Sunway Construction Group Bhd	87,700	38,271
*	Supermax Corp. Bhd	122,000	278,470
	Syarikat Takaful Malaysia Keluarga Bhd	83,900	85,408
*	TA Global Bhd	222,900	14,210
	Taliworks Corp. Bhd	120,500	23,505
	Telekom Malaysia Bhd	166,700	168,035
	TIME dotCom Bhd	32,100	99,465
*	Tropicana Corp. Bhd	71,896	14,103
*	Tune Protect Group Bhd	79,400	5,733
	Uchi Technologies Bhd	66,700	41,915
	UEM Edgenta Bhd	30,000	13,558
*	UEM Sunrise Bhd	197,400	17,602
	UMW Holdings Bhd	67,500	35,765
	UOA Development Bhd	99,000	35,496
*	Velesto Energy Bhd	705,900	19,636
	ViTrox Corp. Bhd	16,900	57,772
	VS Industry Bhd	163,475	92,181
	Wah Seong Corp. Bhd	83,013	7,803
*	WCT Holdings Bhd	153,087	13,478
	Wellcall Holdings Bhd	99,500	25,165
	Westports Holdings Bhd	97,700	91,644
	Yinson Holdings Bhd	28,200	31,079
*	YNH Property Bhd	46,800	31,646
*	YTL Power International Bhd	270,831	41,745

TOTAL MALAYSIA			10,260,337

MEXICO — (1.7%)
	ALEATICA S.A.B. de C.V.	8,989	8,480
	Alpek S.A.B. de C.V.	108,907	82,098
#*	Alsea S.A.B. de C.V.	48,300	41,989
#	America Movil S.A.B. de C.V.	1,345,127	817,419
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	59,205	705,724
	Arca Continental S.A.B. de C.V.	38,501	167,897
*	Axtel S.A.B. de C.V.	216,410	81,008
#*	Banco del Bajio SA	123,465	102,385
	Becle S.A.B. de C.V.	47,500	100,256
#	Bolsa Mexicana de Valores S.A.B. de C.V.	44,107	89,788
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,306	125,264
	Coca-Cola Femsa S.A.B. de C.V.	37,525	142,818
*	Consorcio ARA S.A.B. de C.V.	434,433	52,431
*	Credito Real S.A.B. de C.V. SOFOM ER	64,783	33,596
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	30,351	81,803
#	Fomento Economico Mexicano S.A.B. de C.V.	68,949	370,920
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	1,140	61,298
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	148,578	132,527
*	Gentera S.A.B. de C.V.	73,417	17,306
	Gruma S.A.B. de C.V., Class B	44,591	475,919
*	Grupo Aeromexico S.A.B. de C.V.	76,199	15,303
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	81,434	367,790
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	90,607	754,364
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,677	193,442
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	4,770	55,338
	Grupo Bimbo S.A.B. de C.V., Class A	144,000	278,340

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (Continued)
*	Grupo Carso S.A.B. de C.V.	9,800	$18,199
	Grupo Comercial Chedraui S.A. de C.V.	103,475	131,713
	Grupo Elektra S.A.B. de C.V.	1,184	67,333
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	193,430	862,668
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	203,766	151,012
*	Grupo GICSA SAB de CV	33,334	4,935
#	Grupo Herdez S.A.B. de C.V.	21,219	37,783
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	135,595	25,378
*	Grupo Industrial Saltillo S.A.B. de C.V.	42,709	39,867
	Grupo Lala S.A.B. de C.V.	85,493	52,397
#	Grupo Rotoplas S.A.B. de C.V.	58,873	51,347
*	Grupo Televisa S.A.B.	309,547	394,021
*	Grupo Traxion S.A.B. de C.V.	41,850	32,357
	Industrias CH S.A.B. de C.V., Class B	11,751	47,089
	Industrias Penoles S.A.B. de C.V.	22,899	365,754
*	Infraestructura Energetica Nova S.A.B. de C.V.	21,164	70,761
#	La Comer S.A.B. de C.V.	97,165	177,505
#	Megacable Holdings S.A.B. de C.V.	157,636	499,405
#*	Minera Frisco S.A.B. de C.V., Class A1	17,000	3,206
#*	Minera Frisco S.A.B. de C.V., Class A2	23,374	4,397
	Orbia Advance Corp. S.A.B. de C.V.	305,903	543,549
#*	Organizacion Soriana S.A.B. de C.V., Class B	37,341	28,448
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	38,085	251,279
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	17,811
	Qualitas Controladora S.A.B. de C.V.	33,274	133,353
*	Regional S.A.B. de C.V.	7,562	20,531
#*	Telesites S.A.B. de C.V.	152,711	140,893
#*	Unifin Financiera S.A.B. de C.V.	32,836	28,484
#	Wal-Mart de Mexico S.A.B. de C.V.	433,800	1,050,372

TOTAL MEXICO			10,607,350

PERU — (0.1%)
	Credicorp, Ltd.	4,822	552,987
*	Grana y Montero SAA, Sponsored ADR	3,000	5,385

TOTAL PERU			558,372

PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	160,200	25,426
	Aboitiz Equity Ventures, Inc.	50,560	46,530
*	Alliance Global Group, Inc.	771,700	126,449
	Ayala Corp.	9,150	144,213
*	AyalaLand Logistics Holdings Corp.	220,000	12,453
	Bank of the Philippine Islands	7,780	11,800
	BDO Unibank, Inc.	34,770	63,670
*	Cebu Air, Inc.	6,050	4,851
*	CEMEX Holdings Philippines, Inc.	1,275,697	41,625
	China Banking Corp.	91,200	41,171
	Cosco Capital, Inc.	555,300	58,749
	D&L Industries, Inc.	827,600	106,441
*	DoubleDragon Properties Corp.	170,500	49,470
*	East West Banking Corp.	89,900	17,714
	Emperador, Inc.	309,500	64,097
	Filinvest Development Corp.	39,100	7,832
	Filinvest Land, Inc.	1,336,000	26,754
	First Philippine Holdings Corp.	15,510	20,122
	Globe Telecom, Inc.	1,700	71,175
	GT Capital Holdings, Inc.	15,100	134,007
*	Holcim Philippines, Inc.	64,000	7,544

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Integrated Micro-Electronics, Inc.	121,500	$16,159
	International Container Terminal Services, Inc.	179,150	424,864
	JG Summit Holdings, Inc.	72,313	95,912
	Jollibee Foods Corp.	50,750	177,988
	Lopez Holdings Corp.	119,000	6,314
	LT Group, Inc.	257,400	61,353
*	MacroAsia Corp.	27,600	2,901
	Manila Electric Co.	10,430	64,603
	Manila Water Co., Inc.	131,100	37,880
	Megawide Construction Corp.	126,100	19,515
*	Megaworld Corp.	1,750,900	109,536
	Metropolitan Bank & Trust Co.	196,109	164,839
	Nickel Asia Corp.	608,000	47,241
	Petron Corp.	844,100	53,523
	Philex Mining Corp.	143,000	16,005
*	Philippine National Bank	63,540	35,702
	Philippine Seven Corp.	11,490	26,371
*	Pilipinas Shell Petroleum Corp.	116,100	39,551
#	PLDT, Inc., Sponsored ADR	3,879	104,539
	PLDT, Inc.	3,970	108,283
	Premium Leisure Corp.	695,000	4,596
	Puregold Price Club, Inc.	179,300	152,811
	Rizal Commercial Banking Corp.	34,700	12,237
	Robinsons Land Corp.	362,200	112,168
	Robinsons Retail Holdings, Inc.	74,070	98,177
	San Miguel Corp.	48,280	101,655
	Security Bank Corp.	34,120	67,796
	Shakey’s Pizza Asia Ventures, Inc.	41,300	5,851
	SM Investments Corp.	6,360	124,726
	Universal Robina Corp.	45,940	130,654
	Vista Land & Lifescapes, Inc.	665,000	46,250
	Vistamalls, Inc.	23,100	1,965
	Wilcon Depot, Inc.	267,400	79,077

TOTAL PHILIPPINES			3,633,135

POLAND — (0.6%)
*	Alior Bank SA	9,508	27,284
*	Alumetal SA	1,426	12,975
	Amica SA	1,140	40,350
*	AmRest Holdings SE	9,027	31,441
	Asseco Poland SA	10,729	173,887
*	Bank Handlowy w Warszawie SA	3,731	26,066
*	Bank Ochrony Srodowiska SA	5,571	6,508
*	Bank Polska Kasa Opieki SA	8,772	93,875
*	Boryszew SA	21,148	14,211
	Budimex SA	3,500	207,008
*	CCC SA	2,356	23,099
*	CD Projekt SA	4,274	362,911
*	Ciech SA	7,885	51,834
	ComArch SA	1,063	51,874
	Cyfrowy Polsat SA	32,083	200,259
*	Develia SA	27,380	11,077
*	Dino Polska SA	5,859	322,124
	Dom Development SA	3,035	72,110
	Echo Investment SA	1,023	971
*	Fabryki Mebli Forte SA	5,421	49,071
*	Famur SA	57,607	19,875
*	Getin Noble Bank SA	40,705	1,663
*	Globe Trade Centre SA	31,585	43,322

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Grupa Kety SA	2,737	$283,850
*	ING Bank Slaski SA	1,504	39,020
*	Inter Cars SA	1,765	90,192
	Kernel Holding SA	7,700	74,998
*	KGHM Polska Miedz SA	12,077	361,369
*	KRUK SA	2,612	74,212
*	LPP SA	144	190,992
*	mBank SA	2,374	69,426
*	Orange Polska SA	28,229	43,392
*	Powszechna Kasa Oszczednosci Bank Polski SA	32,010	153,558
*	Powszechny Zaklad Ubezpieczen SA	44,926	245,547
*	Santander Bank Polska SA	974	30,319
	Stalexport Autostrady SA	24,162	16,370
#*	VRG SA	39,196	19,829
	Warsaw Stock Exchange	3,626	39,463

TOTAL POLAND			3,576,332

QATAR — (0.8%)
	Commercial Bank PSQC (The)	143,676	168,385
	Aamal Co.	540,523	118,395
	Al Khaleej Takaful Group QSC	22,342	11,646
	Al Khalij Commercial Bank PQSC	114,376	56,598
	Al Meera Consumer Goods Co. QSC	35,144	193,034
	Barwa Real Estate Co.	170,831	156,465
*	Doha Bank QPSC	74,458	49,730
	Doha Insurance Co. QSC	16,409	5,203
*	Gulf International Services QSC	173,380	73,341
	Gulf Warehousing Co.	27,941	38,278
	Industries Qatar QSC	21,466	52,972
	Mannai Corp. QSC	25,238	19,345
	Masraf Al Rayan QSC	193,885	228,503
*	Mazaya Qatar Real Estate Development QSC	501,436	137,880
	Medicare Group	12,658	29,875
	Mesaieed Petrochemical Holding Co.	299,108	153,047
	Ooredoo QPSC	92,648	168,138
*	Qatar First Bank	159,075	70,465
	Qatar Fuel QSC	57,492	271,471
	Qatar Gas Transport Co., Ltd.	113,443	83,611
	Qatar Industrial Manufacturing Co. QSC	27,514	22,998
	Qatar Insurance Co. SAQ	509,124	320,186
	Qatar International Islamic Bank QSC	50,038	113,653
	Qatar Islamic Bank SAQ	102,774	457,714
	Qatar Islamic Insurance Group	24,939	43,095
	Qatar National Bank QPSC	318,199	1,544,898
	Qatar Navigation QSC	31,044	51,057
	United Development Co. QSC	380,726	154,514
	Vodafone Qatar QSC	363,778	129,195

TOTAL QATAR			4,923,692

RUSSIA — (0.4%)
	Etalon Group P.L.C., GDR	22,873	36,940
	Globaltrans Investment P.L.C., GDR	15,924	90,130
*	Mail.Ru Group, Ltd., GDR	7,680	201,600
	Mobile TeleSystems PJSC, Sponsored ADR	36,865	288,284
	PhosAgro PJSC, GDR	2,605	30,016
	PhosAgro PJSC, GDR	6,204	71,470
	Polyus PJSC, GDR	958	94,172
	Polyus PJSC, GDR	941	92,556

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
RUSSIA — (Continued)
	QIWI P.L.C., Sponsored ADR	6,400	$93,376
	Ros Agro P.L.C., GDR	9,010	82,712
	Rostelecom PJSC, Sponsored ADR	5,927	41,133
	Sberbank of Russia PJSC, Sponsored ADR	47,251	477,302
	Sberbank of Russia PJSC, Sponsored ADR	16,665	168,483
	VEON, Ltd., ADR	23,400	29,250
	VTB Bank PJSC, GDR	49,518	38,451
	X5 Retail Group NV, GDR	16,084	565,192

TOTAL RUSSIA			2,401,067

SAUDI ARABIA — (1.7%)
	Abdullah Al Othaim Markets Co.	11,992	416,837
	Advanced Petrochemical Co.	26,423	407,436
	Al Babtain Power & Telecommunication Co.	4,478	30,563
	Al Etihad Cooperative Insurance	2,567	12,398
*	Al Hassan Ghazi Ibrahim Shaker Co.	12,903	44,539
	Al Khaleej Training and Education Co.	12,961	63,954
	Al Rajhi Bank	79,327	1,391,987
*	Al Rajhi Co. for Co-operative Insurance	1,806	39,066
*	AlAbdullatif Industrial Investment Co.	7,617	27,569
	Alandalus Property Co.	7,249	38,037
	Aldrees Petroleum and Transport Services Co.	7,691	130,167
*	Alinma Bank	102,721	417,512
	Arab National Bank	12,636	63,806
*	Arabian Shield Cooperative Insurance Co.	2,358	11,288
	Arriyadh Development Co.	30,685	137,375
*	Astra Industrial Group	14,037	82,056
	Bank AlBilad	43,540	269,588
	Bank Al-Jazira	61,556	213,176
	Banque Saudi Fransi	13,461	106,361
*	Basic Chemical Industries, Ltd.	1,702	12,720
*	Bawan Co.	7,386	39,982
*	Bupa Arabia for Cooperative Insurance Co.	8,435	256,747
*	Co. for Cooperative Insurance (The)	6,541	141,121
	Dallah Healthcare Co.	2,820	33,094
*	Dar Al Arkan Real Estate Development Co.	205,713	437,186
*	Electrical Industries Co.	6,611	33,449
*	Emaar Economic City	89,816	212,970
*	Etihad Etisalat Co.	40,118	298,529
*	Fitaihi Holding Group	8,277	33,566
	Herfy Food Services Co.	3,218	41,451
	Jarir Marketing Co.	5,639	259,715
*	Jazan Energy and Development Co.	7,237	27,018
	Leejam Sports Co. JSC	2,978	49,124
*	Malath Cooperative Insurance Co.	8,139	36,692
*	Methanol Chemicals Co.	7,663	19,505
*	Middle East Paper Co.	8,991	38,432
*	Mobile Telecommunications Co. Saudi Arabia	32,590	106,927
	Mouwasat Medical Services Co.	5,341	182,227
*	Nama Chemicals Co.	3,503	24,982
*	National Agriculture Development Co. (The)	7,792	58,734
*	National Co., for Glass Manufacturing (The)	10,047	63,203
	National Commercial Bank	71,945	746,980
	National Gas & Industrialization Co.	2,785	21,603
*	National Industrialization Co.	32,536	98,042
	National Medical Care Co.	3,034	42,159
*	Rabigh Refining & Petrochemical Co.	35,703	116,013
*	Red Sea International Co.	2,975	13,909
	Riyad Bank	9,583	45,935

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Samba Financial Group	18,657	$137,059
	Saudi Airlines Catering Co.	2,874	59,561
	Saudi Arabian Fertilizer Co.	15,428	309,910
	Saudi Automotive Services Co.	6,110	46,778
	Saudi Basic Industries Corp.	15,648	375,315
*	Saudi Ceramic Co.	7,976	82,415
*	Saudi Chemical Co., Holding	10,454	86,377
	Saudi Co. For Hardware CJSC	6,478	79,691
	Saudi Industrial Investment Group	21,216	114,708
*	Saudi Investment Bank (The)	6,572	28,199
*	Saudi Kayan Petrochemical Co.	89,493	226,342
*	Saudi Marketing Co.	2,297	16,537
*	Saudi Printing & Packaging Co.	9,351	53,173
*	Saudi Public Transport Co.	15,173	60,599
*	Saudi Re for Cooperative Reinsurance Co.	6,792	19,172
*	Saudi Real Estate Co.	3,132	12,176
*	Saudi Research & Marketing Group	7,862	143,323
	Saudi Telecom Co.	17,103	454,358
	Saudia Dairy & Foodstuff Co.	1,891	85,538
	Savola Group (The)	54,051	659,914
*	Seera Group Holding	58,482	260,299
	United Electronics Co.	6,908	140,710
	United International Transportation Co.	3,041	27,473
	Yanbu National Petrochemical Co.	13,927	213,222

TOTAL SAUDI ARABIA			11,088,579

SOUTH AFRICA — (2.7%)
	Advtech, Ltd.	70,539	35,234
	AECI, Ltd.	27,759	130,120
	African Oxygen, Ltd.	15,186	22,473
	Afrimat, Ltd.	16,708	39,060
	Alexander Forbes Group Holdings, Ltd.	175,103	36,319
	Allied Electronics Corp., Ltd., Class A	55,425	91,059
	Alviva Holdings, Ltd.	10,377	4,420
	Anglo American Platinum, Ltd.	2,938	194,539
	AngloGold Ashanti, Ltd.	23,308	537,143
	AngloGold Ashanti, Ltd., Sponsored ADR	3,612	83,582
*	Aspen Pharmacare Holdings, Ltd.	49,034	319,311
	Barloworld, Ltd.	48,616	170,810
	Bid Corp., Ltd.	64,894	893,450
	Bidvest Group, Ltd. (The)	60,135	494,489
*	Blue Label Telecoms, Ltd.	146,716	31,922
#*	Brait SE	103,172	22,435
*	Capitec Bank Holdings, Ltd.	3,610	253,709
	Cashbuild, Ltd.	4,133	55,921
	Clicks Group, Ltd.	31,740	459,068
	Coronation Fund Managers, Ltd.	45,762	105,937
*	DataTec, Ltd.	71,287	96,674
	Dis-Chem Pharmacies, Ltd.	91,901	101,980
	Discovery, Ltd.	44,695	295,475
	Distell Group Holdings, Ltd.	16,390	81,975
	Famous Brands, Ltd.	4,317	11,449
	FirstRand, Ltd.	33,865	78,612
	Foschini Group, Ltd. (The)	31,674	168,670
	Gold Fields, Ltd.	6,214	67,206
	Gold Fields, Ltd., Sponsored ADR	165,295	1,806,674
*	Grindrod Shipping Holdings, Ltd.	466	1,726
*	Harmony Gold Mining Co., Ltd.	15,458	76,984
	Hudaco Industries, Ltd.	9,126	44,354

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Impala Platinum Holdings, Ltd.	38,937	$346,552
	Imperial Logistics, Ltd.	24,870	52,740
	Investec, Ltd.	20,910	38,501
	Italtile, Ltd.	106,697	85,296
*	KAP Industrial Holdings, Ltd.	172,414	24,549
	Kumba Iron Ore, Ltd.	14,387	427,141
	Lewis Group, Ltd.	4,057	3,968
	Liberty Holdings, Ltd.	23,904	79,109
	Life Healthcare Group Holdings, Ltd.	186,338	186,315
*	Long4Life, Ltd.	101,070	16,766
#*	Massmart Holdings, Ltd.	28,257	57,390
*	Metair Investments, Ltd.	14,700	14,903
	MiX Telematics, Ltd., Sponsored ADR	2,282	19,465
	Momentum Metropolitan Holdings	142,464	113,974
	Motus Holdings, Ltd.	32,587	83,894
	Mpact, Ltd.	55,728	35,512
	Mr. Price Group, Ltd.	32,442	245,423
	MTN Group, Ltd.	97,493	348,100
	MultiChoice Group, Ltd.	104,020	857,840
	Naspers, Ltd., Class N	15,435	3,013,335
	Nedbank Group, Ltd.	9,038	53,465
	NEPI Rockcastle P.L.C.	43,794	155,303
*	Ninety One, Ltd.	10,455	27,525
*	Northam Platinum, Ltd.	16,112	154,803
*	Omnia Holdings, Ltd.	47,200	110,515
	Pepkor Holdings, Ltd.	85,354	62,790
	Pick n Pay Stores, Ltd.	40,523	127,617
	PSG Group, Ltd.	16,570	53,551
	PSG Konsult, Ltd.	151,180	73,272
	Raubex Group, Ltd.	26,464	32,517
	RCL Foods, Ltd.	12,144	5,507
	Reunert, Ltd.	37,486	77,312
*	Royal Bafokeng Platinum, Ltd.	12,231	44,105
	Sanlam, Ltd.	114,853	335,016
	Santam, Ltd.	8,286	125,000
*	Sappi, Ltd.	59,971	85,570
	Shoprite Holdings, Ltd.	4,119	32,634
	Sibanye Stillwater, Ltd.	132,373	390,331
	SPAR Group, Ltd. (The)	64,653	685,392
	Spur Corp., Ltd.	12,451	12,283
	Standard Bank Group, Ltd.	109,043	713,020
*	Super Group, Ltd.	40,020	44,878
	Transaction Capital, Ltd.	81,646	99,709
	Truworths International, Ltd.	47,318	91,278
	Vodacom Group, Ltd.	36,904	278,108
	Wilson Bayly Holmes-Ovcon, Ltd.	15,695	81,881
	Woolworths Holdings, Ltd.	109,724	235,672

TOTAL SOUTH AFRICA			17,052,607

SOUTH KOREA — (14.9%)
*	Able C&C Co., Ltd.	1,620	10,460
	ABOV Semiconductor Co., Ltd.	4,850	40,643
*	ADTechnology Co., Ltd.	2,046	42,399
	Advanced Process Systems Corp.	2,076	38,657
	Aekyung Petrochemical Co., Ltd.	4,552	29,136
*	AeroSpace Technology of Korea, Inc.	6,981	24,599
	AfreecaTV Co., Ltd.	2,396	127,042
*	Agabang&Company	9,239	20,799
	Ahn-Gook Pharmaceutical Co., Ltd.	1,820	19,747

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Ahnlab, Inc.	1,018	$56,735
	Aju Capital Co., Ltd.	1,256	13,154
	AK Holdings, Inc.	798	12,105
*	Alteogen, Inc.	1,661	234,246
*	Amicogen, Inc.	1,290	35,154
	Amorepacific Corp.	3,152	442,811
	AMOREPACIFIC Group	5,650	218,552
*	Amotech Co., Ltd.	615	16,424
*	Ananti, Inc.	3,404	25,173
*	Anapass, Inc.	1,633	29,421
*	Apact Co., Ltd.	1,984	10,938
*	Aprogen KIC, Inc.	8,782	13,271
*	Aprogen pharmaceuticals, Inc.	34,948	38,815
*	APS Holdings Corp.	2,479	15,033
	Asia Paper Manufacturing Co., Ltd.	1,042	28,428
	Autech Corp.	2,321	25,677
	Avaco Co., Ltd.	2,470	19,890
	Baiksan Co., Ltd.	3,543	14,102
	BGF Co., Ltd.	7,644	27,087
	BGF retail Co., Ltd.	1,634	169,917
*	BH Co., Ltd.	3,374	61,135
*	Binex Co., Ltd.	2,460	53,246
	Binggrae Co., Ltd.	783	38,489
	BNK Financial Group, Inc.	29,382	143,532
	Boditech Med, Inc.	3,848	108,198
	Boryung Pharmaceutical Co., Ltd.	1,859	23,107
*	Brain Contents Co., Ltd.	25,632	10,859
	Bukwang Pharmaceutical Co., Ltd.	2,354	48,502
	Busan City Gas Co., Ltd.	1,015	44,339
*	BYON Co., Ltd.	9,437	15,755
*	Byucksan Corp.	8,835	14,270
*	Cafe24 Corp.	1,380	68,408
*	CammSys Corp.	12,621	30,647
	Caregen Co., Ltd.	272	14,440
	Cell Biotech Co., Ltd.	476	6,664
*	Celltrion Healthcare Co., Ltd.	3,672	275,464
*	Celltrion Pharm, Inc.	1,157	111,918
*	Celltrion, Inc.	3,807	812,884
*	Chabiotech Co., Ltd.	1,618	24,331
	Changhae Ethanol Co., Ltd.	2,011	22,251
	Cheil Worldwide, Inc.	24,384	451,261
	Chemtronics Co., Ltd.	1,649	26,328
*	ChinHung International, Inc.	10,878	21,585
	Chong Kun Dang Pharmaceutical Corp.	897	121,268
	Chongkundang Holdings Corp.	477	41,076
	Chosun Refractories Co., Ltd.	164	10,709
	Chunbo Co., Ltd.	163	21,572
	Chungdahm Learning, Inc.	625	11,343
*	CJ CGV Co., Ltd.	3,232	57,733
	CJ CheilJedang Corp.	2,664	851,992
	CJ Corp.	4,277	287,563
	CJ ENM Co., Ltd.	2,904	339,300
	CJ Freshway Corp.	2,009	28,849
*	CJ Logistics Corp.	1,926	271,827
	CKD Bio Corp.	876	30,531
	Classys, Inc.	1,032	13,455
	Clean & Science Co., Ltd.	1,098	29,979
	CLIO Cosmetics Co., Ltd.	1,585	22,156
*	CMG Pharmaceutical Co., Ltd.	8,816	35,370

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Com2uSCorp	1,324	$130,577
	Cosmax BTI, Inc.	1,055	15,468
	Cosmax, Inc.	1,924	179,205
	Coway Co., Ltd.	13,968	855,295
	COWELL FASHION Co., Ltd.	6,218	31,805
*	CrystalGenomics, Inc.	2,157	28,147
	CS Wind Corp.	740	65,389
	Cuckoo Holdings Co., Ltd.	336	27,141
	Cuckoo Homesys Co., Ltd.	1,518	52,111
	D.I Corp.	7,531	25,935
	Dae Dong Industrial Co., Ltd.	2,998	17,572
	Dae Han Flour Mills Co., Ltd.	177	21,702
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	14,502
	Dae Won Kang Up Co., Ltd.	4,824	17,221
	Daea TI Co., Ltd.	5,700	29,000
	Daeduck Co., Ltd.	2,135	11,613
*	Daeduck Electronics Co., Ltd.	3,691	32,400
*	Daehan New Pharm Co., Ltd.	1,230	12,602
*	Daejoo Electronic Materials Co., Ltd.	770	25,098
	Daekyo Co., Ltd.	2,127	7,112
	Daelim Construction Co., Ltd.	1,190	25,073
	Daelim Industrial Co., Ltd.	7,903	546,215
*	Daemyung Sonoseason Co., Ltd.	11,581	10,709
	Daesang Corp.	4,175	88,790
	Daesang Holdings Co., Ltd.	1,529	12,953
	Daewon Pharmaceutical Co., Ltd.	3,791	59,782
	Daewon San Up Co., Ltd.	2,161	11,003
*	Daewoo Engineering & Construction Co., Ltd.	63,157	168,052
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	54,823
	Daewoong Co., Ltd.	2,917	60,845
	Daewoong Pharmaceutical Co., Ltd.	267	21,602
	Daihan Pharmaceutical Co., Ltd.	1,066	27,481
	Daishin Securities Co., Ltd.	8,360	99,517
*	Danal Co., Ltd.	7,674	33,657
	Danawa Co., Ltd.	2,305	60,900
	Daou Data Corp.	1,733	16,574
	Daou Technology, Inc.	3,520	58,452
*	Dasan Networks, Inc.	3,773	34,156
	Dawonsys Co., Ltd.	1,512	28,099
	DB Financial Investment Co., Ltd.	2,722	9,279
	DB Insurance Co., Ltd.	14,776	577,684
*	DB, Inc.	19,139	11,547
*	Dentium Co., Ltd.	1,976	65,268
*	Deutsch Motors, Inc.	2,544	12,582
	DGB Financial Group, Inc.	25,043	137,524
	DI Dong Il Corp.	308	22,798
	Digital Daesung Co., Ltd.	1,538	9,274
	Digital Power Communications Co., Ltd.	2,567	21,615
*	DIO Corp.	1,279	33,149
	DMS Co., Ltd.	3,862	30,594
	Dohwa Engineering Co., Ltd.	2,708	17,520
	Dong A Eltek Co., Ltd.	1,716	11,859
	Dong-A ST Co., Ltd.	773	57,322
	Dong-Ah Geological Engineering Co., Ltd.	2,634	33,661
	Dongbu Corp.	2,682	26,535
	Dongjin Semichem Co., Ltd.	11,080	268,881
	DongKook Pharmaceutical Co., Ltd.	4,585	98,095
*	Dongkuk Steel Mill Co., Ltd.	18,287	98,098
	Dongsuh Cos., Inc.	3,683	93,968

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DONGSUNG Corp.	4,708	$16,682
	Dongsung Finetec Co., Ltd.	6,192	52,002
	Dongwha Enterprise Co., Ltd.	702	21,969
	Dongwha Pharm Co., Ltd.	2,322	36,921
	Dongwon Development Co., Ltd.	11,403	42,302
	Dongwon F&B Co., Ltd.	237	33,796
	Dongwon Industries Co., Ltd.	374	66,755
	Dongwon Systems Corp.	1,256	25,245
	Dongyang E&P, Inc.	1,464	20,686
	Doosan Bobcat, Inc.	11,105	283,781
	Doosan Co., Ltd.	919	38,001
*	Doosan Fuel Cell Co., Ltd.	1,924	71,303
*	Doosan Heavy Industries & Construction Co., Ltd.	16,255	197,802
#*	Doosan Infracore Co., Ltd.	39,191	289,971
*	Doosan Solus Co., Ltd.	1,060	29,879
	DoubleUGames Co., Ltd.	1,843	100,615
	Douzone Bizon Co., Ltd.	5,594	493,200
*	DSK Co., Ltd.	3,379	20,990
	DTR Automotive Corp.	464	9,045
*	Duk San Neolux Co., Ltd.	1,914	50,298
	DY Corp.	2,748	9,756
	DY POWER Corp.	1,368	12,872
	e Tec E&C, Ltd.	158	14,774
	E1 Corp.	1,387	55,694
	Echo Marketing, Inc.	5,576	117,506
	Ecopro BM Co., Ltd.	568	63,099
	Ecopro Co., Ltd.	7,674	291,350
	e-Credible Co., Ltd.	854	18,150
*	Ehwa Technologies Information Co., Ltd.	253,023	31,345
	E-MART, Inc.	4,435	558,357
*	EM-Tech Co., Ltd.	3,270	30,208
	ENF Technology Co., Ltd.	4,649	161,127
	Eo Technics Co., Ltd.	1,073	83,725
*	Eubiologics Co., Ltd.	1,887	29,437
	Eugene Corp.	11,683	43,458
	Eugene Investment & Securities Co., Ltd.	9,101	28,855
	Eugene Technology Co., Ltd.	1,647	39,520
*	Eusu Holdings Co., Ltd.	1,499	7,051
	Ezwel Co., Ltd.	2,664	22,768
	F&F Co., Ltd.	1,415	114,253
	Farmsco	1,528	6,233
*	Feelux Co., Ltd.	9,703	25,646
	Fila Holdings Corp.	12,999	443,549
	Fine Semitech Corp.	3,078	54,622
	Foosung Co., Ltd.	2,219	17,613
	Gabia, Inc.	1,667	19,577
*	GAEASOFT	3,435	33,238
*	Gamevil, Inc.	880	23,561
	Gemvaxlink Co., Ltd.	20,885	22,060
*	Genexine Co., Ltd.	783	78,324
	Geumhwa PSC Co., Ltd.	908	22,286
	Global Standard Technology Co., Ltd.	3,362	44,836
	GOLFZON Co., Ltd.	722	45,429
	Golfzon Newdin Holdings Co., Ltd.	3,070	17,311
	Grand Korea Leisure Co., Ltd.	3,624	38,546
	Green Cross Cell Corp.	926	31,189
	Green Cross Corp.	662	175,890
	Green Cross Holdings Corp.	3,233	64,324
	GS Engineering & Construction Corp.	17,207	408,276

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	GS Global Corp.	8,402	$12,446
	GS Holdings Corp.	13,782	402,825
	GS Home Shopping, Inc.	794	97,430
	GS Retail Co., Ltd.	7,228	205,253
	Gwangju Shinsegae Co., Ltd.	69	9,384
	HAESUNG DS Co., Ltd.	2,906	44,644
	Haimarrow Food Service Co., Ltd.	8,690	22,919
	Haitai Confectionery & Foods Co., Ltd.	2,093	15,311
	Halla Holdings Corp.	747	20,956
	Han Kuk Carbon Co., Ltd.	6,367	53,949
	Hana Financial Group, Inc.	34,203	923,907
	Hana Micron, Inc.	5,304	34,271
*	Hanall Biopharma Co., Ltd.	3,594	88,443
*	Hancom, Inc.	4,340	65,959
	Handok, Inc.	789	20,903
	Handsome Co., Ltd.	3,509	86,758
*	Hanjin Heavy Industries & Construction Co., Ltd.	4,511	27,418
	Hanjin Kal Corp.	1,428	94,005
	Hanjin Transportation Co., Ltd.	1,378	57,524
	Hankook Shell Oil Co., Ltd.	154	32,563
	Hanmi Pharm Co., Ltd.	408	94,922
	Hanmi Science Co., Ltd.	1,155	54,511
	Hanmi Semiconductor Co., Ltd.	2,096	20,213
	HanmiGlobal Co., Ltd.	2,145	16,359
	Hanon Systems	23,708	235,092
	Hansae Co., Ltd.	3,607	56,606
	Hansae Yes24 Holdings Co., Ltd.	1,422	7,186
	Hanshin Construction	2,346	27,481
	Hansol Chemical Co., Ltd.	2,927	365,163
*	Hansol Holdings Co., Ltd.	10,383	30,617
	Hansol Paper Co., Ltd.	2,058	24,832
*	Hansol Technics Co., Ltd.	9,847	75,127
	Hanssem Co., Ltd.	1,215	101,581
*	Hanwha General Insurance Co., Ltd.	10,427	25,800
*	Hanwha Investment & Securities Co., Ltd.	36,473	55,884
	Hanwha Life Insurance Co., Ltd.	61,997	84,523
	Hanwha Solutions Corp.	20,153	783,380
	Hanyang Eng Co., Ltd.	4,035	39,188
	Hanyang Securities Co., Ltd.	2,979	23,341
	HB Technology Co., Ltd.	20,026	32,103
	HDC Holdings Co., Ltd.	5,275	46,650
	HDC Hyundai Development Co. Engineering & Construction, Class E	10,706	187,724
*	Heungkuk Fire & Marine Insurance Co., Ltd.	8,923	21,087
	Hite Jinro Co., Ltd.	6,331	187,997
	Hitejinro Holdings Co., Ltd.	2,275	29,428
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	32,609
*	HLB Life Science Co., Ltd.	1,142	26,645
*	HLB, Inc.	2,144	175,777
*	HMM Co., Ltd.	5,519	43,979
*	HNT Electronics Co., Ltd.	471	299
*	Homecast Co., Ltd.	6,694	17,577
	Hotel Shilla Co., Ltd.	8,737	575,939
	HS Industries Co., Ltd.	11,008	68,934
*	HSD Engine Co., Ltd.	3,744	15,197
	Huchems Fine Chemical Corp.	5,130	103,991
*	Hugel, Inc.	747	139,125
*	Humax Co., Ltd.	3,727	15,257
	Humedix Co., Ltd.	967	18,551
*	Huneed Technologies	2,154	10,575

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Co., Ltd.	1,038	$51,307
	Huons Global Co., Ltd.	1,468	36,613
	Huvis Corp.	1,853	13,129
	Huvitz Co., Ltd.	2,931	17,670
	Hwaseung Enterprise Co., Ltd.	4,601	53,037
	HwaSung Industrial Co., Ltd.	2,547	27,022
	Hy-Lok Corp.	911	8,440
*	Hyosung Advanced Materials Corp.	574	68,160
	Hyosung Chemical Corp.	792	88,642
	Hyosung Corp.	1,624	106,535
	Hyosung TNC Co., Ltd.	663	84,235
	Hyundai Bioland Co., Ltd.	797	15,719
*	Hyundai Bioscience Co., Ltd.	2,194	21,401
*	Hyundai Construction Equipment Co., Ltd.	4,448	98,406
	Hyundai Corp Holdings, Inc.	427	3,992
	Hyundai Corp.	1,332	16,295
	Hyundai Department Store Co., Ltd.	1,609	84,506
*	Hyundai Electric & Energy System Co., Ltd.	4,435	59,051
	Hyundai Elevator Co., Ltd.	4,980	164,190
	Hyundai Engineering & Construction Co., Ltd.	13,965	380,701
	Hyundai Greenfood Co., Ltd.	11,807	75,944
	Hyundai Heavy Industries Holdings Co., Ltd.	1,523	289,830
	Hyundai Home Shopping Network Corp.	1,226	76,658
	Hyundai Hy Communications & Networks Co., Ltd.	10,819	29,926
	Hyundai Livart Furniture Co., Ltd.	3,789	51,640
	Hyundai Marine & Fire Insurance Co., Ltd.	22,071	454,589
	Hyundai Mipo Dockyard Co., Ltd.	4,631	115,244
	Hyundai Mobis Co., Ltd.	5,177	1,037,282
	Hyundai Motor Co.	8,792	1,286,938
	Hyundai Motor Securities Co., Ltd.	3,975	37,792
*	Hyundai Rotem Co., Ltd.	4,614	60,969
	Hyundai Steel Co.	7,655	196,799
	Hyundai Wia Corp.	1,982	73,602
	HyVision System, Inc.	2,448	23,605
*	iA, Inc.	55,879	25,010
	ICD Co., Ltd.	2,404	30,580
	IDIS Holdings Co., Ltd.	952	10,991
*	IHQ, Inc.	11,736	14,005
*	Il Dong Pharmaceutical Co., Ltd.	1,856	28,314
	Iljin Holdings Co., Ltd.	3,921	16,655
	Ilshin Spinning Co., Ltd.	139	8,433
*	Ilshin Stone Co., Ltd.	10,080	17,738
	Ilsung Pharmaceuticals Co., Ltd.	190	13,051
	Ilyang Pharmaceutical Co., Ltd.	1,351	85,445
	iMarketKorea, Inc.	5,701	42,922
	InBody Co., Ltd.	1,637	22,069
	Industrial Bank of Korea	23,070	167,502
	Innocean Worldwide, Inc.	2,176	113,487
	InnoWireless, Inc.	369	16,485
*	Inscobee, Inc.	5,576	11,112
	Intelligent Digital Integrated Security Co., Ltd.	826	17,692
	Interojo Co., Ltd.	504	9,004
	INTOPS Co., Ltd.	2,082	29,990
	IS Dongseo Co., Ltd.	1,517	51,251
	ISC Co., Ltd.	1,555	24,751
	i-SENS, Inc.	790	19,080
	ISU Chemical Co., Ltd.	2,618	24,481
	It’s Hanbul Co., Ltd.	364	9,194
*	Jahwa Electronics Co., Ltd.	1,170	14,358

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	JASTECH, Ltd.	1,874	$12,550
*	Jayjun Cosmetic Co., Ltd.	1,144	2,546
	JB Financial Group Co., Ltd.	26,941	121,716
*	Jcontentree Corp.	1,218	26,622
*	Jejuair Co., Ltd.	457	5,233
	Jinsung T.E.C.	1,739	15,360
	JLS Co., Ltd.	1,866	10,294
	Jusung Engineering Co., Ltd.	9,936	61,304
	JVM Co., Ltd.	719	21,289
	JW Holdings Corp.	3,355	15,701
	JW Life Science Corp.	508	8,092
	JW Pharmaceutical Corp.	572	15,631
	JYP Entertainment Corp.	5,005	136,507
	Kakao Corp.	1,906	555,772
	Kangnam Jevisco Co., Ltd.	731	10,352
	Kangwon Land, Inc.	12,679	236,582
	KAON Media Co., Ltd.	2,998	15,400
	KB Financial Group, Inc.	32,413	1,159,406
	KB Financial Group, Inc., ADR	434	15,507
	KC Co., Ltd.	2,179	45,964
	KCC Corp.	597	81,062
*	KCC Glass Corp.	263	6,909
	KCI, Ltd.	1,125	10,051
*	KEC Corp.	10,697	19,085
	KEPCO Engineering & Construction Co., Inc.	3,047	41,886
	KEPCO Plant Service & Engineering Co., Ltd.	9,588	232,974
*	KEYEAST Co., Ltd.	5,064	47,871
	Kginicis Co., Ltd.	3,224	53,882
	KGMobilians Co., Ltd.	2,100	15,584
	Kia Motors Corp.	35,521	1,593,086
	KINX, Inc.	659	47,562
	KISCO Corp.	2,079	8,522
	KISWIRE, Ltd.	2,019	24,689
*	Kiwi Media Group Co., Ltd.	59,412	1,473
	KIWOOM Securities Co., Ltd.	2,891	264,456
#*	KMW Co., Ltd.	5,751	318,779
	Koh Young Technology, Inc.	1,270	89,376
	Kolmar BNH Co., Ltd.	2,452	112,815
	Kolmar Korea Co., Ltd.	1,642	64,245
	Kolmar Korea Holdings Co., Ltd.	2,189	45,967
	Kolon Corp.	491	8,824
	Kolon Industries, Inc.	6,283	197,724
	KoMiCo, Ltd.	1,679	54,596
	Korea Alcohol Industrial Co., Ltd.	3,300	37,119
	Korea Asset In Trust Co., Ltd.	4,076	13,294
	Korea Autoglass Corp.	2,210	27,520
*	Korea Circuit Co., Ltd.	2,289	25,619
	Korea Electric Terminal Co., Ltd.	1,133	46,142
	Korea Gas Corp.	6,080	147,058
*	Korea Information & Communications Co., Ltd.	2,687	19,774
	Korea Investment Holdings Co., Ltd.	8,712	532,146
	Korea Petrochemical Ind Co., Ltd.	694	119,306
	Korea Real Estate Investment & Trust Co., Ltd.	12,529	19,898
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,368	374,310
	Korea United Pharm, Inc.	1,070	45,343
	Korea Zinc Co., Ltd.	498	168,427
	Korean Reinsurance Co.	22,283	146,166
	Kortek Corp.	1,790	12,696
	KPX Chemical Co., Ltd.	576	24,429

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KT Hitel Co., Ltd.	2,674	$11,786
	KT Skylife Co., Ltd.	6,097	51,199
	KTB Investment & Securities Co., Ltd.	4,113	9,281
	Kukdo Chemical Co., Ltd.	729	27,769
	Kumho Industrial Co., Ltd.	5,800	35,987
	Kumho Petrochemical Co., Ltd.	4,660	551,222
*	Kumho Tire Co., Inc.	13,666	42,940
	Kwang Dong Pharmaceutical Co., Ltd.	10,748	86,312
	Kyeryong Construction Industrial Co., Ltd.	1,100	20,020
	Kyobo Securities Co., Ltd.	2,422	14,266
	Kyongbo Pharmaceutical Co., Ltd.	1,775	14,964
	Kyung Dong Navien Co., Ltd.	721	33,966
	Kyungbang Co., Ltd.	3,048	28,911
	Kyungdong Pharm Co., Ltd.	3,349	27,428
	Kyung-In Synthetic Corp.	5,774	33,437
	L&C Bio Co., Ltd.	284	10,700
	L&F Co., Ltd.	1,180	41,227
	LB Semicon, Inc.	6,010	48,751
	LEENO Industrial, Inc.	1,988	213,836
*	LegoChem Biosciences, Inc.	1,565	73,266
	LF Corp.	5,047	65,373
	LG Chem, Ltd.	2,452	1,337,029
	LG Corp.	4,887	292,629
	LG Electronics, Inc.	28,529	2,120,830
	LG Hausys, Ltd.	1,695	99,171
	LG HelloVision Co., Ltd.	6,102	20,528
	LG Household & Health Care, Ltd.	1,339	1,775,351
	LG Innotek Co., Ltd.	4,044	548,231
	LG Uplus Corp.	33,336	326,345
	LMS Co., Ltd.	1,448	12,012
*	Lock & Lock Co., Ltd.	2,021	18,625
*	LOT Vacuum Co., Ltd.	1,059	15,719
	Lotte Chemical Corp.	1,833	379,090
	Lotte Chilsung Beverage Co., Ltd.	845	64,341
	Lotte Confectionery Co., Ltd.	360	31,328
	Lotte Corp.	5,225	131,707
	LOTTE Fine Chemical Co., Ltd.	3,680	158,064
	LOTTE Himart Co., Ltd.	1,375	37,357
*	Lotte Non-Life Insurance Co., Ltd.	13,922	20,416
	Lotte Shopping Co., Ltd.	1,696	125,591
*	Lotte Tour Development Co., Ltd.	2,935	37,504
	LS Corp.	3,502	160,425
	LS Electric Co., Ltd.	3,622	159,042
*	Lumens Co., Ltd.	6,480	9,494
*	Lutronic Corp.	2,064	9,008
*	LVMC Holdings	13,531	36,521
	Macquarie Korea Infrastructure Fund	44,902	436,209
	Maeil Dairies Co., Ltd.	760	44,630
	Maeil Holdings Co., Ltd.	1,193	8,368
	Mando Corp.	5,159	163,976
	Mcnex Co., Ltd.	1,910	56,029
*	ME2ON Co., Ltd.	3,372	17,239
*	Medipost Co., Ltd.	1,643	43,435
	Medy-Tox, Inc.	430	70,324
	Meerecompany, Inc.	202	6,241
	MegaStudy Co., Ltd.	2,286	23,211
	MegaStudyEdu Co., Ltd.	892	27,269
	Meritz Financial Group, Inc.	8,625	71,825
	Meritz Fire & Marine Insurance Co., Ltd.	15,494	190,098

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Securities Co., Ltd.	79,415	$231,830
	MiCo, Ltd.	6,995	93,593
	Minwise Co., Ltd.	940	12,350
	Mirae Asset Daewoo Co., Ltd.	32,940	245,416
	Mirae Asset Life Insurance Co., Ltd.	15,213	50,940
	Miwon Commercial Co., Ltd.	411	35,498
	Miwon Specialty Chemical Co., Ltd.	430	37,778
	MK Electron Co., Ltd.	3,608	29,094
	Modetour Network, Inc.	916	11,253
	Moorim P&P Co., Ltd.	4,923	13,573
	Motonic Corp.	2,192	22,000
	MS Autotech Co., Ltd.	4,134	22,149
*	Muhak Co., Ltd.	2,049	11,493
	Multicampus Co., Ltd.	382	12,224
	Nam Hwa Construction Co., Ltd.	1,565	15,880
	Namhae Chemical Corp.	6,272	44,001
*	Namuga Co., Ltd.	738	12,426
	Namyang Dairy Products Co., Ltd.	94	21,187
	Nasmedia Co., Ltd.	1,537	42,231
*	Naturecell Co., Ltd.	4,222	34,264
	NAVER Corp.	6,344	1,623,245
	NCSoft Corp.	2,083	1,431,196
*	NDFOS Co., Ltd.	3,492	22,979
	NeoPharm Co., Ltd.	1,312	31,373
*	Neowiz	1,979	36,741
	NEOWIZ HOLDINGS Corp.	920	12,576
	NEPES Corp.	3,106	78,548
*	Netmarble Corp.	1,287	133,707
	Nexen Corp.	4,007	14,198
	Nexen Tire Corp.	4,735	21,936
	NH Investment & Securities Co., Ltd.	40,221	340,762
*	NHN Corp.	1,803	110,957
	NHN KCP Corp.	4,276	254,024
	Nice Information & Telecommunication, Inc.	1,324	27,160
	NICE Information Service Co., Ltd.	9,469	163,038
	NICE Total Cash Management Co., Ltd.	8,837	44,932
	Nong Shim Holdings Co., Ltd.	454	29,024
	Nong Woo Bio Co., Ltd.	1,061	9,064
	NongShim Co., Ltd.	437	111,224
	NOROO Paint & Coatings Co., Ltd.	2,414	14,919
	NS Shopping Co., Ltd.	3,019	32,692
*	OCI Co., Ltd.	2,146	118,155
	OptoElectronics Solutions Co., Ltd.	1,334	51,969
	OPTRON-TEC, Inc.	9,142	50,115
	Orion Holdings Corp.	5,970	65,464
*	Osstem Implant Co., Ltd.	1,972	67,819
	Ottogi Corp.	182	85,322
	Pan-Pacific Co., Ltd.	4,645	6,384
	Park Systems Corp.	894	47,852
	Partron Co., Ltd.	11,262	96,950
*	Pearl Abyss Corp.	1,324	235,466
	Pharma Research Products Co., Ltd.	898	47,766
*	Pharmicell Co., Ltd.	2,810	43,882
	PI Advanced Materials Co., Ltd.	2,188	55,742
*	PNE Solution Co., Ltd.	1,745	27,707
	POSCO Chemical Co., Ltd.	2,623	172,430
	Posco ICT Co., Ltd.	6,222	36,845
	Posco M-Tech Co., Ltd.	5,805	21,638
	Power Logics Co., Ltd.	5,517	38,611

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Protec Co., Ltd.	1,501	$35,625
	PSK, Inc.	647	17,812
	Pulmuone Co., Ltd.	4,595	63,556
	Pyeong Hwa Automotive Co., Ltd.	1,198	8,044
*	Redrover Co., Ltd.	12,390	1,249
	RFHIC Corp.	924	28,414
	S&S Tech Corp.	1,988	59,538
	S&T Dynamics Co., Ltd.	758	3,490
	S&T Holdings Co., Ltd.	1,335	16,345
	S&T Motiv Co., Ltd.	1,920	85,814
	S-1 Corp.	4,469	321,185
	Sajo Industries Co., Ltd.	228	5,713
	Sajodaerim Corp.	1,111	13,210
	Sam Chun Dang Pharm Co., Ltd.	1,418	66,939
	Sam Kwang Glass Co., Ltd.	884	29,690
	Sam Young Electronics Co., Ltd.	1,482	10,230
	Sam Yung Trading Co., Ltd.	1,958	23,624
*	Sambon Electronics Co., Ltd.	13,460	19,863
*	Sambu Engineering & Construction Co., Ltd.	18,831	62,861
	Samho Development Co., Ltd.	5,403	19,024
	Samick Musical Instruments Co., Ltd.	11,471	13,760
	Samick THK Co., Ltd.	1,425	12,842
	Samjin Pharmaceutical Co., Ltd.	2,982	68,059
	Sammok S-Form Co., Ltd.	1,045	6,929
*	Samsung Biologics Co., Ltd.	296	178,872
	Samsung C&T Corp.	10,288	1,007,769
	Samsung Card Co., Ltd.	3,276	85,020
	Samsung Electro-Mechanics Co., Ltd.	7,977	948,131
	Samsung Electronics Co., Ltd., GDR	2,910	3,671,170
	Samsung Electronics Co., Ltd.	264,114	13,275,851
	Samsung Electronics Co., Ltd., GDR	3,225	4,073,175
*	Samsung Engineering Co., Ltd.	47,719	498,969
	Samsung Fire & Marine Insurance Co., Ltd.	9,604	1,518,546
*	Samsung Heavy Industries Co., Ltd.	79,082	355,471
	Samsung Life Insurance Co., Ltd.	6,258	350,274
	Samsung SDI Co., Ltd.	1,826	719,328
	Samsung SDS Co., Ltd.	5,563	830,131
	Samsung Securities Co., Ltd.	13,994	398,624
	SAMT Co., Ltd.	10,436	20,463
	Samwha Capacitor Co., Ltd.	256	11,515
	Samyang Corp.	527	22,463
	Samyang Foods Co., Ltd.	544	46,494
	Samyang Tongsang Co., Ltd.	207	11,295
	Sang-A Frontec Co., Ltd.	716	25,247
	Sangsangin Co., Ltd.	4,749	24,525
	Sangsin Energy Display Precision Co., Ltd.	2,574	28,737
	SaraminHR Co., Ltd.	1,565	32,304
*	SBS Media Holdings Co., Ltd.	6,667	9,689
*	SBW	94,220	51,030
	Seah Besteel Corp.	2,272	18,913
	SeAH Steel Corp.	130	9,446
	SeAH Steel Holdings Corp.	145	5,755
	Sebang Co., Ltd.	2,031	16,176
	Sebang Global Battery Co., Ltd.	743	18,054
	Seegene, Inc.	3,226	738,789
*	Sejong Telecom, Inc.	33,195	8,723
	Sekonix Co., Ltd.	2,406	12,129
	Seohan Co., Ltd.	13,295	16,118
	Seojin System Co., Ltd.	1,871	58,345

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Seoul Semiconductor Co., Ltd.	6,391	$98,890
	Seoyon E-Hwa Co., Ltd.	2,472	9,670
*	Sewon Cellontech Co., Ltd.	11,381	27,220
	SFA Engineering Corp.	5,176	167,042
*	SFA Semicon Co., Ltd.	18,337	80,116
*	SG Corp.	15,759	8,042
*	Shin Poong Pharmaceutical Co., Ltd.	2,086	232,125
	Shindaeyang Paper Co., Ltd.	456	20,605
	Shinhan Financial Group Co., Ltd.	57,461	1,559,044
	Shinsegae Engineering & Construction Co., Ltd.	601	11,615
	Shinsegae Food Co., Ltd.	478	21,869
	Shinsegae Information & Communication Co., Ltd.	89	9,235
	Shinsegae International, Inc.	489	61,519
	Shinsegae, Inc.	1,541	284,234
*	Shinsung E&G Co., Ltd.	13,700	36,240
	Shinwha Intertek Corp.	4,515	10,319
*	Shinwon Corp.	11,931	14,297
	Shinyoung Securities Co., Ltd.	961	38,923
	SHOWBOX Corp.	4,087	9,728
	Silicon Works Co., Ltd.	2,409	97,137
	Silla Co., Ltd.	817	6,689
	SIMMTECH Co., Ltd.	3,119	46,823
	SIMPAC, Inc.	4,358	8,740
	Sindoh Co., Ltd.	1,876	36,637
	SK Chemicals Co., Ltd.	1,215	372,818
	SK D&D Co., Ltd.	1,722	62,071
	SK Discovery Co., Ltd.	4,058	226,602
	SK Gas, Ltd.	472	43,971
	SK Hynix, Inc.	49,001	3,476,271
	SK Materials Co., Ltd.	444	87,448
*	SK Rent A Car Co., Ltd.	2,078	15,284
	SK Securities Co., Ltd.	104,448	64,721
#	SK Telecom Co., Ltd., Sponsored ADR	3,290	69,287
	SK Telecom Co., Ltd.	1,148	217,694
	SKC Co., Ltd.	2,772	180,895
	SL Corp.	3,157	40,529
*	SM Entertainment Co., Ltd.	2,554	65,536
*	S-MAC Co., Ltd.	26,135	41,654
	S-Oil Corp.	5,374	259,526
	Songwon Industrial Co., Ltd.	3,410	42,943
*	Soulbrain Co., Ltd.	1,753	335,868
	Soulbrain Holdings Co., Ltd.	2,168	82,642
	SPC Samlip Co., Ltd.	1,041	58,180
	SPG Co., Ltd.	2,484	15,471
	Spigen Korea Co., Ltd.	385	21,225
*	Ssangyong Motor Co.	4,748	18,414
*	ST Pharm Co., Ltd.	567	30,208
*	Studio Dragon Corp.	1,156	80,299
	Sung Kwang Bend Co., Ltd.	3,027	15,811
	Sungwoo Hitech Co., Ltd.	11,092	34,867
*	Suprema, Inc.	1,181	28,565
*	Synopex, Inc.	18,063	74,166
	Taekwang Industrial Co., Ltd.	109	68,617
*	Taewoong Co., Ltd.	1,299	14,847
	Taeyoung Engineering & Construction Co., Ltd.	3,513	31,124
*	Taihan Electric Wire Co., Ltd.	40,277	31,087
*	Taihan Fiberoptics Co., Ltd.	5,679	17,850
*	Taihan Textile Co., Ltd.	153	4,625
	TechWing, Inc.	1,557	24,128

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Telcon RF Pharmaceutical, Inc.	5,341	$28,502
	Telechips, Inc.	2,858	31,660
	TES Co., Ltd.	818	17,975
*	Theragen Etex Co., Ltd.	1,688	14,734
*	TK Chemical Corp.	10,591	15,743
	TK Corp.	3,643	19,121
*	TOBESOFT Co., Ltd.	4,351	7,265
	Tokai Carbon Korea Co., Ltd.	1,113	91,023
	Tongyang Life Insurance Co., Ltd.	7,227	20,185
	Tongyang, Inc.	55,572	54,625
	Top Engineering Co., Ltd.	3,123	25,127
	Toptec Co., Ltd.	3,471	46,458
	Tovis Co., Ltd.	4,782	25,472
	TS Corp.	733	11,983
*	TY Holdings Co., Ltd.	3,387	60,741
	Ubiquoss, Inc.	605	16,242
*	Uni-Chem Co., Ltd.	8,018	9,318
	Unid Co., Ltd.	743	28,523
	Union Semiconductor Equipment & Materials Co., Ltd.	3,544	21,004
	Uniquest Corp.	2,210	19,770
	UniTest, Inc.	2,687	52,437
	UTI, Inc.	1,748	18,747
	Value Added Technology Co., Ltd.	1,700	31,113
*	Viatron Technologies, Inc.	2,400	18,240
*	Vidente Co., Ltd.	4,753	26,905
	Vieworks Co., Ltd.	1,669	42,496
*	VT GMP Co., Ltd.	6,547	46,948
*	Webzen, Inc.	1,970	55,849
	Wemade Co., Ltd.	992	34,868
	Whanin Pharmaceutical Co., Ltd.	3,397	43,523
	Winix, Inc.	1,327	23,238
	WiSoL Co., Ltd.	3,340	43,997
*	Wonik Holdings Co., Ltd.	10,865	40,450
*	WONIK IPS Co., Ltd.	2,983	85,104
	Wonik Materials Co., Ltd.	1,057	24,691
#*	Woori Financial Group, Inc., Sponsored ADR	4,929	117,951
	Woori Financial Group, Inc.	37,003	292,161
*	Woori Investment Bank Co., Ltd.	42,300	19,225
*	Woori Technology Investment Co., Ltd.	9,632	28,515
	Woory Industrial Co., Ltd.	676	9,969
*	Woosu AMS Co., Ltd.	5,489	38,254
*	Woowon Development Co., Ltd.	2,373	11,234
	Worldex Industry & Trading Co., Ltd.	2,869	34,917
	Y G-1 Co., Ltd.	3,071	13,629
	Yesco Holdings Co., Ltd.	736	22,955
*	YG Entertainment, Inc.	1,356	46,764
	Yonwoo Co., Ltd.	553	9,134
	Youlchon Chemical Co., Ltd.	1,226	16,465
	Young Poong Corp.	119	50,750
	Young Poong Precision Corp.	1,490	9,984
	Youngone Corp.	4,777	120,156
	Youngone Holdings Co., Ltd.	1,151	36,288
*	Yuanta Securities Korea Co., Ltd.	27,085	64,822
	Yuhan Corp.	5,307	279,281
*	Yuyang DNU Co., Ltd.	6,288	2,535
	Zeus Co., Ltd.	1,058	16,624

TOTAL SOUTH KOREA			95,060,215

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (14.5%)
	Aaeon Technology, Inc.	4,000	$9,519
	Ability Enterprise Co., Ltd.	47,000	21,257
*	Ability Opto-Electronics Technology Co., Ltd.	10,200	11,647
	AcBel Polytech, Inc.	76,000	69,482
	Accton Technology Corp.	121,000	879,100
	Acer, Inc.	829,000	692,815
	ACES Electronic Co., Ltd.	24,000	27,162
	Acter Group Corp., Ltd.	7,450	48,868
	Actron Technology Corp.	8,196	24,738
	A-DATA Technology Co., Ltd.	27,000	52,152
	Addcn Technology Co., Ltd.	6,000	43,436
	Advanced Ceramic X Corp.	8,000	100,358
	Advanced International Multitech Co., Ltd.	14,000	18,986
*	Advanced Optoelectronic Technology, Inc.	36,000	25,916
	Advanced Wireless Semiconductor Co.	11,583	40,046
	Advancetek Enterprise Co., Ltd.	56,000	37,421
	Advantech Co., Ltd.	46,194	467,661
	Aerospace Industrial Development Corp.	85,000	81,483
*	AGV Products Corp.	52,000	13,462
	Airtac International Group	12,000	323,050
	Alchip Technologies, Ltd.	5,000	84,851
*	ALI Corp.	35,632	36,102
	Allied Circuit Co., Ltd.	5,000	19,599
	Allis Electric Co., Ltd.	47,586	47,239
	Alltek Technology Corp.	51,000	35,441
	Alltop Technology Co., Ltd.	16,000	42,955
	Alpha Networks, Inc.	107,772	97,428
	Altek Corp.	72,000	64,850
	Amazing Microelectronic Corp.	11,586	32,927
	Ampire Co., Ltd.	16,000	10,646
	AMPOC Far-East Co., Ltd.	22,000	25,676
*	AmTRAN Technology Co., Ltd.	161,000	57,431
	Anpec Electronics Corp.	16,000	44,399
	Apac Opto Electronics, Inc.	28,000	27,840
	Apacer Technology, Inc.	31,000	39,505
	APCB, Inc.	35,000	25,107
	Apex International Co., Ltd.	23,000	59,767
	Apex Science & Engineering	30,000	11,602
	Apogee Optocom Co., Ltd.	4,000	13,248
	Arcadyan Technology Corp.	25,805	90,170
	Argosy Research, Inc.	14,013	51,845
	ASE Technology Holding Co., Ltd., ADR	9,375	42,844
	ASE Technology Holding Co., Ltd.	590,000	1,324,293
	Asia Cement Corp.	75,000	107,957
	Asia Optical Co., Inc.	50,000	111,408
*	Asia Pacific Telecom Co., Ltd.	258,464	84,916
	Asia Polymer Corp.	88,525	58,857
	Asia Tech Image, Inc.	9,000	15,973
	Asia Vital Components Co., Ltd.	60,000	141,438
	ASMedia Technology, Inc.	4,000	200,803
	ASPEED Technology, Inc.	5,000	241,998
	Asustek Computer, Inc.	150,000	1,274,416
	Aten International Co., Ltd.	12,000	34,517
	Audix Corp.	21,000	32,728
	AURAS Technology Co., Ltd.	9,000	69,151
	Aurora Corp.	9,000	26,489
	Avalue Technology, Inc.	10,000	17,534
	AVY Precision Technology, Inc.	23,021	18,941
	Axiomtek Co., Ltd.	20,000	35,598

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co., Ltd.	112,097	$39,406
	Basso Industry Corp.	27,000	36,242
	BenQ Materials Corp.	66,000	51,308
	BES Engineering Corp.	258,000	66,182
	Bin Chuan Enterprise Co., Ltd.	15,000	14,245
	Bionime Corp.	6,000	14,843
*	Biostar Microtech International Corp.	55,000	28,839
	Bioteque Corp.	10,000	48,135
	Bizlink Holding, Inc.	26,000	199,934
*	Boardtek Electronics Corp.	24,000	21,312
	Bright Led Electronics Corp.	27,000	12,614
	Brighton-Best International Taiwan, Inc.	65,000	58,009
	Brogent Technologies, Inc.	5,000	17,505
	Browave Corp.	9,000	19,148
	C Sun Manufacturing, Ltd.	25,000	27,271
*	Cameo Communications, Inc.	38,000	10,224
	Capital Futures Corp.	17,312	22,202
	Capital Securities Corp.	249,060	95,038
	Career Technology MFG. Co., Ltd.	83,109	84,021
	Casetek Holdings, Ltd.	46,000	139,109
	Caswell, Inc.	8,000	35,576
	Catcher Technology Co., Ltd.	103,000	651,116
	Cathay Financial Holding Co., Ltd.	526,658	707,688
	Cathay Real Estate Development Co., Ltd.	190,000	126,652
	Cayman Engley Industrial Co., Ltd.	4,000	10,546
	Celxpert Energy Corp.	11,000	15,742
	Central Reinsurance Co., Ltd.	40,000	28,331
	Chailease Holding Co., Ltd.	210,272	1,021,478
	ChainQui Construction Development Co., Ltd.	18,700	12,424
	Chang Hwa Commercial Bank, Ltd.	235,817	140,608
#	Chang Wah Electromaterials, Inc.	40,000	30,908
	Chang Wah Technology Co., Ltd.	20,000	32,041
	Channel Well Technology Co., Ltd.	44,000	60,063
	Chaun-Choung Technology Corp.	6,000	48,520
	CHC Healthcare Group	26,000	33,798
	Chen Full International Co., Ltd.	13,000	18,132
	Chenbro Micom Co., Ltd.	20,000	60,785
	Cheng Loong Corp.	254,000	301,782
*	Cheng Mei Materials Technology Corp.	62,000	20,641
	Cheng Shin Rubber Industry Co., Ltd.	31,000	39,157
	Cheng Uei Precision Industry Co., Ltd.	70,000	99,054
	Chia Chang Co., Ltd.	34,000	45,633
	Chicony Electronics Co., Ltd.	160,185	482,930
	Chicony Power Technology Co., Ltd.	24,055	56,264
	Chieftek Precision Co., Ltd.	8,800	22,705
	Chilisin Electronics Corp.	47,979	177,337
*	China Airlines, Ltd.	261,000	79,926
	China Bills Finance Corp.	199,000	100,909
	China Chemical & Pharmaceutical Co., Ltd.	76,000	60,515
	China Development Financial Holding Corp.	1,250,000	366,824
	China Electric Manufacturing Corp.	63,900	24,243
	China General Plastics Corp.	105,687	80,850
	China Life Insurance Co., Ltd.	767,282	514,544
*	China Man-Made Fiber Corp.	251,220	73,441
	China Metal Products	34,000	39,588
*	China Motor Corp.	59,200	91,999
	China Steel Chemical Corp.	44,000	140,990
	China Steel Corp.	272,000	193,218
	China Wire & Cable Co., Ltd.	21,000	21,055

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co., Ltd.	20,000	$23,254
	Chin-Poon Industrial Co., Ltd.	86,000	91,245
	Chipbond Technology Corp.	122,000	267,257
	ChipMOS Techinologies, Inc.	93,000	91,653
	ChipMOS Technologies, Inc., ADR	2,254	43,838
	Chlitina Holding, Ltd.	16,000	98,043
	Chong Hong Construction Co., Ltd.	27,000	75,204
	Chroma ATE, Inc.	54,000	257,285
	Chun Yuan Steel Industry Co., Ltd.	50,000	18,810
	Chung Hsin Electric & Machinery Manufacturing Corp.	80,000	134,840
*	Chung Hung Steel Corp.	144,000	49,753
	Chung Hwa Food Industrial Co., Ltd.	5,000	15,772
*	Chung Hwa Pulp Corp.	38,000	12,244
	Chunghwa Telecom Co., Ltd., Sponsored ADR	5,627	212,588
	Chunghwa Telecom Co., Ltd.	74,000	277,625
	Clevo Co.	108,000	109,257
	CMC Magnetics Corp.	289,827	80,581
	Compal Electronics, Inc.	1,386,000	902,977
#	Compeq Manufacturing Co., Ltd.	111,000	169,416
	Concord Securities Co., Ltd.	46,674	13,748
	Concraft Holding Co., Ltd.	10,872	32,997
	Continental Holdings Corp.	77,000	65,623
	Contrel Technology Co., Ltd.	38,000	17,675
	Coremax Corp.	17,000	31,091
	Coretronic Corp.	128,000	153,394
	Co-Tech Development Corp.	25,000	33,647
	Cowealth Medical Holding Co., Ltd.	9,450	9,905
*	Coxon Precise Industrial Co., Ltd.	18,000	7,523
	Creative Sensor, Inc.	15,000	8,977
*	CSBC Corp. Taiwan	46,750	40,245
	CTBC Financial Holding Co., Ltd.	1,543,000	974,420
	CTCI Corp.	93,000	126,643
	Cub Elecparts, Inc.	3,753	20,835
	CviLux Corp.	12,000	12,290
	Cyberlink Corp.	7,000	24,927
	CyberPower Systems, Inc.	8,000	21,259
	CyberTAN Technology, Inc.	73,000	35,773
	Cypress Technology Co., Ltd.	7,353	15,288
	DA CIN Construction Co., Ltd.	73,000	69,284
	Dafeng TV, Ltd.	10,000	14,301
	Darfon Electronics Corp.	38,000	52,615
*	Darwin Precisions Corp.	63,000	24,376
	Daxin Materials Corp.	18,000	50,332
	De Licacy Industrial Co., Ltd.	54,017	34,332
	Delta Electronics, Inc.	143,000	951,439
	Depo Auto Parts Ind Co., Ltd.	22,000	36,290
	Dimerco Data System Corp.	12,000	22,539
	Dimerco Express Corp.	53,000	122,681
*	D-Link Corp.	168,000	106,545
	Draytek Corp.	13,000	11,400
	Dyaco International, Inc.	10,000	46,306
*	Dynamic Electronics Co., Ltd.	96,599	62,463
	Dynapack International Technology Corp.	24,000	66,996
	E Ink Holdings, Inc.	87,000	116,824
	E.Sun Financial Holding Co., Ltd.	676,119	574,847
	Eastern Media International Corp.	165,000	96,491
	Eclat Textile Co., Ltd.	12,000	159,674
	Edom Technology Co., Ltd.	25,000	15,928
	eGalax_eMPIA Technology, Inc.	4,000	7,454

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Egis Technology, Inc.	24,000	$130,975
	Elan Microelectronics Corp.	58,100	274,449
	E-LIFE MALL Corp.	20,000	48,019
	Elite Advanced Laser Corp.	15,600	34,586
	Elite Material Co., Ltd.	61,000	320,510
	Elite Semiconductor Microelectronics Technology, Inc.	54,000	79,303
*	Elitegroup Computer Systems Co., Ltd.	88,000	52,211
	eMemory Technology, Inc.	11,000	220,018
	Emerging Display Technologies Corp.	44,000	26,649
	Ennoconn Corp.	8,922	70,440
	EnTie Commercial Bank Co., Ltd.	103,000	51,894
	Eson Precision Ind. Co., Ltd.	17,000	19,954
	Eternal Materials Co., Ltd.	143,920	169,488
*	Etron Technology, Inc.	57,523	33,830
	Eurocharm Holdings Co., Ltd.	4,000	13,195
*	Everest Textile Co., Ltd.	29,580	10,260
	Evergreen International Storage & Transport Corp.	32,000	16,182
	Everlight Chemical Industrial Corp.	165,000	94,430
	Everlight Electronics Co., Ltd.	87,000	115,518
	Excellence Opto, Inc.	34,000	39,270
	Excelsior Medical Co., Ltd.	29,141	57,298
	Far Eastern Department Stores, Ltd.	192,000	158,574
	Far Eastern International Bank	277,155	100,341
	Far Eastern New Century Corp.	231,000	208,549
	Far EasTone Telecommunications Co., Ltd.	95,000	199,376
	Faraday Technology Corp.	54,000	78,839
	Farglory F T Z Investment Holding Co., Ltd.	25,000	26,477
	Farglory Land Development Co., Ltd.	77,000	118,580
*	Federal Corp.	34,000	23,784
	Feedback Technology Corp.	5,000	11,594
	Feng Hsin Steel Co., Ltd.	32,000	63,829
	Feng TAY Enterprise Co., Ltd.	44,400	269,519
	Firich Enterprises Co., Ltd.	9,671	8,631
	First Financial Holding Co., Ltd.	489,516	343,479
	First Hi-Tec Enterprise Co., Ltd.	13,000	19,863
	First Hotel	33,000	15,183
	First Insurance Co., Ltd. (The)	26,000	11,730
	First Steamship Co., Ltd.	53,410	16,414
	FLEXium Interconnect, Inc.	57,000	232,722
	Flytech Technology Co., Ltd.	26,000	54,861
	FocalTech Systems Co., Ltd.	25,904	46,430
	FOCI Fiber Optic Communications, Inc.	19,000	16,371
	Formosa Advanced Technologies Co., Ltd.	44,000	53,853
	Formosa Chemicals & Fibre Corp.	84,000	202,314
	Formosa International Hotels Corp.	7,000	31,238
*	Formosa Laboratories, Inc.	30,634	51,586
	Formosa Petrochemical Corp.	19,000	52,306
	Formosa Plastics Corp.	99,000	274,049
	Formosan Rubber Group, Inc.	59,000	41,497
	Formosan Union Chemical	115,000	56,526
	Fortune Electric Co., Ltd.	28,000	49,823
	Founding Construction & Development Co., Ltd.	21,000	11,645
	Foxconn Technology Co., Ltd.	163,000	285,867
	Foxsemicon Integrated Technology, Inc.	14,150	85,877
	FSP Technology, Inc.	40,000	46,616
	Fubon Financial Holding Co., Ltd.	554,000	789,203
	Fulgent Sun International Holding Co., Ltd.	19,092	80,036
	Fullerton Technology Co., Ltd.	17,000	10,235
	G Shank Enterprise Co., Ltd.	34,000	22,064

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Gallant Precision Machining Co., Ltd.	30,000	$37,382
	Gamania Digital Entertainment Co., Ltd.	17,000	36,392
	GCS Holdings, Inc.	20,000	33,036
	GEM Services, Inc.	12,100	23,510
	Gemtek Technology Corp.	89,000	86,488
	General Interface Solution Holding, Ltd.	55,000	218,707
	General Plastic Industrial Co., Ltd.	24,000	22,563
	Generalplus Technology, Inc.	12,000	14,376
	Genesys Logic, Inc.	14,000	32,982
#	Genius Electronic Optical Co., Ltd.	18,634	366,278
*	GeoVision, Inc.	24,000	20,600
	Getac Technology Corp.	85,000	139,941
	Giant Manufacturing Co., Ltd.	63,000	622,369
	Giantplus Technology Co., Ltd.	35,000	12,624
	Gigabyte Technology Co., Ltd.	88,000	221,427
*	Gigastorage Corp.	24,676	22,314
	Ginko International Co., Ltd.	12,600	56,374
	Global Brands Manufacture, Ltd.	110,000	83,421
	Global Mixed Mode Technology, Inc.	14,000	73,102
	Global PMX Co., Ltd.	4,000	23,676
	Global Unichip Corp.	5,000	45,387
	Globalwafers Co., Ltd.	27,000	393,182
	Globe Union Industrial Corp.	55,000	29,512
	Gloria Material Technology Corp.	34,000	18,343
	Golden Friends Corp.	6,000	11,975
	Goldsun Building Materials Co., Ltd.	172,873	158,649
	Good Will Instrument Co., Ltd.	13,000	10,234
	Gourmet Master Co., Ltd.	16,208	59,327
	Grand Ocean Retail Group, Ltd.	13,000	9,379
*	Grand Pacific Petrochemical	196,000	156,156
	Grand Plastic Technology Corp.	3,000	37,070
	GrandTech CG Systems, Inc.	11,550	15,087
	Grape King Bio, Ltd.	20,000	116,196
	Great China Metal Industry	55,000	41,462
	Great Taipei Gas Co., Ltd.	84,000	91,669
	Greatek Electronics, Inc.	49,000	85,374
	GTM Holdings Corp.	43,000	35,589
	Hannstar Board Corp.	63,314	86,842
*	Harvatek Corp.	22,000	10,282
	Hey Song Corp.	64,000	72,787
	Hi-Clearance, Inc.	5,000	19,444
	Highlight Tech Corp.	22,833	29,067
#	Highwealth Construction Corp.	158,400	230,068
	HIM International Music, Inc.	5,000	17,591
	Hiroca Holdings, Ltd.	23,000	43,633
	Hitron Technology, Inc.	12,080	8,568
	Hiwin Technologies Corp.	19,980	174,333
	Ho Tung Chemical Corp.	271,000	100,104
*	Hocheng Corp.	47,000	14,741
	Holtek Semiconductor, Inc.	36,000	88,782
	Holy Stone Enterprise Co., Ltd.	24,000	84,503
	Hon Hai Precision Industry Co., Ltd.	877,600	2,380,165
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	24,869
	Hon Hai Precision Industry Co., Ltd., GDR	7,216	38,209
	Hong Pu Real Estate Development Co., Ltd.	57,000	47,394
	Hong TAI Electric Industrial	70,000	36,859
	Hong YI Fiber Industry Co.	17,000	9,122
	Hota Industrial Manufacturing Co., Ltd.	16,000	49,234
	Hotai Motor Co., Ltd.	31,000	653,369

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Hotron Precision Electronic Industrial Co., Ltd.	14,742	$22,944
	Hsin Kuang Steel Co., Ltd.	42,000	46,230
	Hsin Yung Chien Co., Ltd.	4,200	11,900
	Hsing TA Cement Co.	38,000	25,037
	Hu Lane Associate, Inc.	16,400	46,048
	HUA ENG Wire & Cable Co., Ltd.	78,000	29,353
	Hua Nan Financial Holdings Co., Ltd.	501,978	302,034
	Huaku Development Co., Ltd.	46,000	139,473
	Huang Hsiang Construction Corp.	26,000	35,222
	Hung Ching Development & Construction Co., Ltd.	33,000	21,248
	Hung Sheng Construction, Ltd.	128,240	76,740
	Huxen Corp.	10,000	16,801
*	Hwa Fong Rubber Industrial Co., Ltd.	29,000	11,357
	Ibase Technology, Inc.	17,000	23,639
	IBF Financial Holdings Co., Ltd.	422,214	173,680
	Ichia Technologies, Inc.	62,000	38,318
	IEI Integration Corp.	29,220	44,928
	Infortrend Technology, Inc.	56,000	23,625
#	Innodisk Corp.	19,633	102,904
	Inpaq Technology Co., Ltd.	11,400	17,310
	Intai Technology Corp.	6,000	20,432
	International CSRC Investment Holdings Co.	193,220	132,561
	International Games System Co., Ltd.	11,000	289,463
	Inventec Corp.	705,000	557,994
	Iron Force Industrial Co., Ltd.	8,000	21,904
	I-Sheng Electric Wire & Cable Co., Ltd.	11,000	15,775
	ITE Technology, Inc.	22,000	53,078
	ITEQ Corp.	24,822	104,272
	Jarllytec Co., Ltd.	18,000	42,113
	Jentech Precision Industrial Co., Ltd.	6,000	62,643
	Jess-Link Products Co., Ltd.	19,000	22,550
	Jih Lin Technology Co., Ltd.	16,000	25,038
	Jih Sun Financial Holdings Co., Ltd.	336,783	123,835
	Jinli Group Holdings, Ltd.	23,391	6,711
	JMC Electronics Co., Ltd.	20,000	29,996
	Johnson Health Tech Co., Ltd.	9,000	20,726
	Jourdeness Group, Ltd.	4,000	12,144
	Kaimei Electronic Corp.	22,400	34,652
	KEE TAI Properties Co., Ltd.	70,000	23,624
	Kenda Rubber Industrial Co., Ltd.	35,360	38,847
	Kenmec Mechanical Engineering Co., Ltd.	22,000	28,211
	Kerry TJ Logistics Co., Ltd.	21,000	29,171
	Kindom Development Co., Ltd.	69,000	84,090
	King Slide Works Co., Ltd.	8,000	80,620
	King’s Town Bank Co., Ltd.	184,000	249,414
*	King’s Town Construction Co., Ltd.	27,000	35,778
	Kinik Co.	23,000	47,103
*	Kinko Optical Co., Ltd.	23,000	25,896
	Kinpo Electronics	232,000	85,498
	Kinsus Interconnect Technology Corp.	29,000	70,237
	KMC Kuei Meng International, Inc.	10,250	74,484
	KS Terminals, Inc.	30,000	39,499
	Kung Long Batteries Industrial Co., Ltd.	12,000	57,521
*	Kung Sing Engineering Corp.	67,000	28,971
	Kuo Toong International Co., Ltd.	68,248	51,565
	Kwong Lung Enterprise Co., Ltd.	16,000	22,355
	KYE Systems Corp.	18,000	6,647
	L&K Engineering Co., Ltd.	45,000	40,802
	La Kaffa International Co., Ltd.	6,000	23,721

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Land Mark Optoelectronics Corp.	13,000	$120,619
	Lanner Electronics, Inc.	23,720	50,649
	Largan Precision Co., Ltd.	9,000	955,790
*	Lealea Enterprise Co., Ltd.	145,000	66,828
	Lelon Electronics Corp.	18,000	33,096
	Lemtech Holdings Co., Ltd.	3,599	14,617
*	Lextar Electronics Corp.	28,000	17,705
	Li Cheng Enterprise Co., Ltd.	10,458	9,900
*	Li Peng Enterprise Co., Ltd.	126,000	34,422
	Lian HWA Food Corp.	11,025	16,280
	Lida Holdings, Ltd.	10,000	12,894
	Lien Hwa Industrial Holdings Corp.	104,794	146,606
	Lifestyle Global Enterprise, Inc.	6,000	10,955
*	Lingsen Precision Industries, Ltd.	125,000	46,666
*	Lite-On Semiconductor Corp.	11,000	16,223
	Lite-On Technology Corp.	368,000	599,442
	Long Bon International Co., Ltd.	16,000	7,615
	Long Da Construction & Development Corp.	40,000	20,846
	Longchen Paper & Packaging Co., Ltd.	152,035	85,809
	Longwell Co.	29,000	52,084
	Lotes Co., Ltd.	15,256	233,242
*	Lotus Pharmaceutical Co., Ltd.	18,000	50,430
	Lumax International Corp., Ltd.	20,000	44,072
	Lung Yen Life Service Corp.	10,000	18,462
	Macauto Industrial Co., Ltd.	5,000	13,562
	Machvision, Inc.	8,159	80,877
	Macroblock, Inc.	5,000	15,154
	Makalot Industrial Co., Ltd.	46,750	309,890
	Marketech International Corp.	21,000	74,736
	Materials Analysis Technology, Inc.	8,000	23,013
	Mechema Chemicals International Corp.	13,000	25,168
	MediaTek, Inc.	76,000	1,806,540
	Mega Financial Holding Co., Ltd.	320,000	308,352
	Meiloon Industrial Co.	17,000	17,146
	Mercuries & Associates Holding, Ltd.	99,220	72,182
*	Mercuries Life Insurance Co., Ltd.	284,877	84,690
	Merida Industry Co., Ltd.	24,000	233,988
	Merry Electronics Co., Ltd.	32,193	158,912
*	Microbio Co., Ltd.	54,000	137,237
	Micro-Star International Co., Ltd.	99,000	399,060
	Mildef Crete, Inc.	14,000	22,745
*	MIN AIK Technology Co., Ltd.	20,000	9,492
	Mirle Automation Corp.	39,000	54,435
	Mitac Holdings Corp.	238,073	235,169
	momo.com, Inc.	11,000	263,245
	MPI Corp.	17,000	52,627
	Nak Sealing Technologies Corp.	10,000	22,462
	Nan Kang Rubber Tire Co., Ltd.	9,000	13,064
	Nan Ya Plastics Corp.	213,000	437,531
	Nantex Industry Co., Ltd.	45,200	122,119
	Nanya Technology Corp.	149,000	301,940
	National Aerospace Fasteners Corp.	7,000	11,956
	National Petroleum Co., Ltd.	12,000	19,603
	Netronix, Inc.	11,000	13,333
*	Newmax Technology Co., Ltd.	7,000	9,641
	Nexcom International Co., Ltd.	30,000	24,730
	Nichidenbo Corp.	36,000	56,603
*	Nien Hsing Textile Co., Ltd.	44,000	24,733
	Nien Made Enterprise Co., Ltd.	5,000	56,371

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Niko Semiconductor Co., Ltd.	15,000	$19,225
	Nishoku Technology, Inc.	10,000	35,757
	Novatek Microelectronics Corp.	113,000	1,056,000
	Nuvoton Technology Corp.	19,625	28,460
	O-Bank Co., Ltd.	179,507	40,250
*	Ocean Plastics Co., Ltd.	44,000	52,973
	OK Biotech Co., Ltd.	3,272	3,441
*	OptoTech Corp.	89,500	70,554
	Oriental Union Chemical Corp.	130,000	74,639
	O-TA Precision Industry Co., Ltd.	12,000	24,820
*	Pacific Construction Co.	33,000	10,920
	Pacific Hospital Supply Co., Ltd.	10,997	26,546
	Pan Jit International, Inc.	36,900	46,584
	Pan-International Industrial Corp.	82,000	49,247
	Panion & BF Biotech, Inc.	6,000	21,985
	Parade Technologies, Ltd.	7,000	267,496
	PChome Online, Inc.	7,000	23,602
	PCL Technologies, Inc.	7,432	26,689
	P-Duke Technology Co., Ltd.	11,000	25,218
	Pegatron Corp.	308,000	663,748
	Pharmally International Holding Co., Ltd.	11,410	22,578
*	Phihong Technology Co., Ltd.	38,000	15,569
	Phison Electronics Corp.	43,000	447,607
	Pixart Imaging, Inc.	9,000	53,592
	Planet Technology Corp.	17,000	36,421
	Plastron Precision Co., Ltd.	19,000	9,055
	Plotech Co., Ltd.	38,000	34,731
	Polytronics Technology Corp.	9,000	29,019
	Posiflex Technology, Inc.	3,000	8,226
	Pou Chen Corp.	242,000	213,828
	Power Wind Health Industry, Inc.	3,150	17,255
	Powertech Technology, Inc.	106,000	313,637
	Poya International Co., Ltd.	6,000	129,590
	President Chain Store Corp.	71,000	640,835
	President Securities Corp.	159,120	81,920
	Primax Electronics, Ltd.	95,000	147,670
	Prince Housing & Development Corp.	199,000	73,444
	Pro Hawk Corp.	3,000	20,205
	Promate Electronic Co., Ltd.	27,000	33,568
	Prosperity Dielectrics Co., Ltd.	21,000	39,087
	Qisda Corp.	342,000	224,056
	QST International Corp.	6,000	11,520
	Qualipoly Chemical Corp.	32,000	31,178
	Quang Viet Enterprise Co., Ltd.	10,000	36,715
	Quanta Computer, Inc.	338,000	852,862
	Quanta Storage, Inc.	39,000	49,561
	Radiant Opto-Electronics Corp.	95,000	374,301
	Radium Life Tech Co., Ltd.	67,000	24,750
	Rafael Microelectronics, Inc.	3,000	12,822
	Realtek Semiconductor Corp.	116,000	1,445,062
	Rechi Precision Co., Ltd.	86,000	57,775
	Rexon Industrial Corp., Ltd.	28,000	78,593
	Rich Development Co., Ltd.	177,000	61,066
*	Ritek Corp.	176,099	64,161
*	Roo Hsing Co., Ltd.	86,000	34,462
	Ruentex Development Co., Ltd.	285,600	394,938
	Ruentex Engineering & Construction Co.	12,000	25,152
	Ruentex Industries, Ltd.	77,600	179,757
	Samebest Co., Ltd.	3,150	5,778

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sampo Corp.	77,800	$62,898
	San Fang Chemical Industry Co., Ltd.	50,000	36,230
*	San Far Property, Ltd.	29,350	20,389
	San Shing Fastech Corp.	15,000	24,026
	Sanyang Motor Co., Ltd.	82,000	64,658
	SCI Pharmtech, Inc.	7,000	28,526
	Scientech Corp.	10,000	19,638
	SDI Corp.	22,000	46,482
	Senao International Co., Ltd.	13,000	12,964
	Senao Networks, Inc.	7,000	21,993
	Sercomm Corp.	44,000	113,058
	Shan-Loong Transportation Co., Ltd.	13,000	13,630
	Sharehope Medicine Co., Ltd.	23,086	28,920
	ShenMao Technology, Inc.	16,000	13,529
	Shih Her Technologies, Inc.	11,000	19,419
*	Shih Wei Navigation Co., Ltd.	31,000	7,534
	Shihlin Electric & Engineering Corp.	49,000	84,514
	Shin Kong Financial Holding Co., Ltd.	2,456,271	684,180
	Shin Zu Shing Co., Ltd.	21,866	108,732
*	Shining Building Business Co., Ltd.	102,206	36,333
	Shinkong Insurance Co., Ltd.	45,000	56,658
	Shinkong Synthetic Fibers Corp.	310,000	125,664
	Shiny Chemical Industrial Co., Ltd.	16,800	58,167
*	Shuttle, Inc.	77,000	23,804
	Sigurd Microelectronics Corp.	93,438	123,476
	Silergy Corp.	8,000	493,223
	Silicon Power Computer & Communications, Inc.	21,000	16,236
	Simplo Technology Co., Ltd.	33,000	368,094
	Sinbon Electronics Co., Ltd.	45,000	303,346
	Sinher Technology, Inc.	11,000	17,487
	Sinmag Equipment Corp.	11,000	29,661
	Sino-American Silicon Products, Inc.	111,000	387,796
	Sinon Corp.	104,000	70,939
	SinoPac Financial Holdings Co., Ltd.	488,080	182,717
	Sinopower Semiconductor, Inc.	6,000	20,838
	Sinyi Realty Co.	31,965	31,989
	Sirtec International Co., Ltd.	25,200	23,018
	Sitronix Technology Corp.	31,000	136,717
	Siward Crystal Technology Co., Ltd.	43,000	31,083
	Soft-World International Corp.	14,000	39,843
	Solar Applied Materials Technology Co.	133,000	199,471
	Solomon Technology Corp.	17,000	10,829
	Solteam, Inc.	11,000	14,617
	Sonix Technology Co., Ltd.	22,000	51,356
	Speed Tech Corp.	13,000	43,852
	Spirox Corp.	9,000	10,421
	Sporton International, Inc.	15,050	120,323
	St Shine Optical Co., Ltd.	9,000	81,565
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	25,759
	Standard Foods Corp.	89,000	190,357
	Stark Technology, Inc.	18,000	40,618
*	Sun Yad Construction Co., Ltd.	27,000	10,532
*	Sunko INK Co., Ltd.	35,000	12,172
	SunMax Biotechnology Co., Ltd.	6,000	13,680
	Sunny Friend Environmental Technology Co., Ltd.	5,000	36,985
	Sunonwealth Electric Machine Industry Co., Ltd.	40,000	81,960
	Sunplus Technology Co., Ltd.	80,000	39,517
	Sunrex Technology Corp.	18,000	40,338
	Sunspring Metal Corp.	14,000	11,665

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Supreme Electronics Co., Ltd.	88,000	$93,380
	Sweeten Real Estate Development Co., Ltd.	41,796	31,290
	Syncmold Enterprise Corp.	24,500	73,507
	Synnex Technology International Corp.	338,000	502,333
	Sysage Technology Co., Ltd.	18,000	24,972
	Systex Corp.	10,000	28,361
	T3EX Global Holdings Corp.	22,000	29,553
#	TA Chen Stainless Pipe	191,885	147,135
	Ta Liang Technology Co., Ltd.	9,000	13,388
	Ta Ya Electric Wire & Cable	84,960	59,800
	TA-I Technology Co., Ltd.	9,750	23,074
	Taichung Commercial Bank Co., Ltd.	527,817	200,323
	TaiDoc Technology Corp.	9,000	72,872
	Taiflex Scientific Co., Ltd.	28,000	49,114
	Taimide Tech, Inc.	13,000	24,088
	Tainan Enterprises Co., Ltd.	15,000	9,235
	Tainan Spinning Co., Ltd.	225,000	96,863
	Tai-Saw Technology Co., Ltd.	28,000	21,143
	Taishin Financial Holding Co., Ltd.	422,991	186,533
	Taita Chemical Co., Ltd.	57,680	65,629
	Taiwan Business Bank	525,585	172,900
	Taiwan Cement Corp.	275,401	390,842
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	24,720	31,089
	Taiwan Cogeneration Corp.	40,000	53,239
	Taiwan Cooperative Financial Holding Co., Ltd.	463,182	311,134
	Taiwan Fertilizer Co., Ltd.	63,000	112,885
	Taiwan Fire & Marine Insurance Co., Ltd.	56,000	38,675
	Taiwan FU Hsing Industrial Co., Ltd.	31,000	46,025
*	Taiwan Glass Industry Corp.	132,000	57,940
	Taiwan High Speed Rail Corp.	104,000	110,076
	Taiwan Hon Chuan Enterprise Co., Ltd.	51,000	104,245
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	55,000	45,521
*	Taiwan Land Development Corp.	51,000	13,120
	Taiwan Mobile Co., Ltd.	84,000	286,944
	Taiwan Optical Platform Co., Ltd.	3,090	11,513
	Taiwan Paiho, Ltd.	69,000	171,669
	Taiwan PCB Techvest Co., Ltd.	55,000	78,386
	Taiwan Sakura Corp.	19,000	32,810
	Taiwan Sanyo Electric Co., Ltd.	17,000	20,917
	Taiwan Secom Co., Ltd.	65,000	199,477
	Taiwan Semiconductor Co., Ltd.	32,000	50,346
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	8,237,628
	Taiwan Semiconductor Manufacturing Co., Ltd.	443,000	6,702,445
	Taiwan Shin Kong Security Co., Ltd.	50,500	64,408
	Taiwan Styrene Monomer	82,000	46,212
	Taiwan Surface Mounting Technology Corp.	59,000	194,349
	Taiwan Taxi Co., Ltd.	6,300	17,336
*	Taiwan TEA Corp.	130,000	74,836
	Taiwan Union Technology Corp.	30,000	99,953
*	Tatung Co., Ltd.	296,000	218,700
	TCI Co., Ltd.	22,877	182,729
	Te Chang Construction Co., Ltd.	12,000	12,309
	Teco Electric and Machinery Co., Ltd.	392,000	409,977
	Tehmag Foods Corp.	4,000	34,305
	Tera Autotech Corp.	22,701	18,667
	Test Research, Inc.	30,000	58,339
	Test-Rite International Co., Ltd.	34,000	29,899
	Thinking Electronic Industrial Co., Ltd.	17,000	64,579
	Thye Ming Industrial Co., Ltd.	15,000	14,467

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Ton Yi Industrial Corp.	218,000	$75,725
	Tong Hsing Electronic Industries, Ltd.	22,341	98,613
	Tong Yang Industry Co., Ltd.	51,000	67,288
	Tong-Tai Machine & Tool Co., Ltd.	22,000	10,854
	TOPBI International Holdings, Ltd.	18,191	18,470
	Topco Scientific Co., Ltd.	24,000	96,222
	Topco Technologies Corp.	13,000	28,713
	Topkey Corp.	11,000	58,482
	Topoint Technology Co., Ltd.	17,000	12,884
	Toung Loong Textile Manufacturing	13,000	11,200
*	TPK Holding Co., Ltd.	68,000	120,008
	Trade-Van Information Services Co.	10,000	16,108
	Transcend Information, Inc.	29,000	64,666
	Tsann Kuen Enterprise Co., Ltd.	19,000	12,037
	TSC Auto ID Technology Co., Ltd.	6,300	39,505
	TSRC Corp.	81,000	57,424
	Ttet Union Corp.	7,000	30,244
	TTFB Co., Ltd.	2,000	15,856
	TTY Biopharm Co., Ltd.	31,000	82,767
	Tung Ho Steel Enterprise Corp.	95,000	100,452
	TURVO International Co., Ltd.	10,000	27,585
	TXC Corp.	49,000	132,156
	TYC Brother Industrial Co., Ltd.	22,000	15,949
*	Tycoons Group Enterprise	64,000	11,605
	Tyntek Corp.	45,000	27,581
	Ultra Chip, Inc.	14,350	14,307
	Union Bank Of Taiwan	237,150	83,373
	Uni-President Enterprises Corp.	571,000	1,223,974
	Unitech Computer Co., Ltd.	18,000	15,497
	Unitech Printed Circuit Board Corp.	126,540	93,311
	United Integrated Services Co., Ltd.	36,000	249,950
	United Orthopedic Corp.	15,000	17,585
*	United Renewable Energy Co., Ltd.	416,448	220,962
*	Unity Opto Technology Co., Ltd.	140,000	7,562
	Univacco Technology, Inc.	15,000	12,100
	Universal Microwave Technology, Inc.	8,000	19,024
*	Unizyx Holding Corp.	87,000	68,667
	UPC Technology Corp.	220,169	100,155
	USI Corp.	263,320	162,652
	Utechzone Co., Ltd.	9,000	15,406
	Ve Wong Corp.	13,000	16,071
*	VHQ Media Holdings, Ltd.	5,000	10,644
*	Victory New Materials, Ltd. Co.	25,000	10,806
	Visual Photonics Epitaxy Co., Ltd.	25,000	70,572
	Vivotek, Inc.	8,000	20,307
	Voltronic Power Technology Corp.	12,915	443,000
	Wafer Works Corp.	79,000	87,653
	Wah Hong Industrial Corp.	13,000	14,225
	Wah Lee Industrial Corp.	39,000	87,018
	Walsin Lihwa Corp.	552,000	343,011
	Walsin Technology Corp.	57,000	326,415
*	Walton Advanced Engineering, Inc.	31,000	11,621
*	We & Win Development Co., Ltd.	30,000	10,560
	Wei Chuan Foods Corp.	40,000	28,005
	Weikeng Industrial Co., Ltd.	68,945	44,067
	Well Shin Technology Co., Ltd.	10,000	15,867
	Weltrend Semiconductor	19,000	20,386
	Wholetech System Hitech, Ltd.	8,000	7,955
	Win Semiconductors Corp.	4,000	43,637

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Winbond Electronics Corp.	392,000	$232,839
	Winmate, Inc.	7,000	17,801
	Winstek Semiconductor Co., Ltd.	12,000	9,800
	Wisdom Marine Lines Co., Ltd.	91,102	67,584
	Wistron Corp.	591,436	591,283
	Wistron NeWeb Corp.	58,340	154,179
	Wowprime Corp.	8,000	20,913
	WPG Holdings, Ltd.	471,400	640,274
	WT Microelectronics Co., Ltd.	124,000	159,662
	WUS Printed Circuit Co., Ltd.	30,780	31,372
	XAC Automation Corp.	12,000	10,871
*	XinTec, Inc.	14,000	58,986
	X-Legend Entertainment Co., Ltd.	8,000	16,363
	Xxentria Technology Materials Corp.	23,000	45,930
#	Yageo Corp.	36,396	453,414
	YC INOX Co., Ltd.	20,000	16,025
	YCC Parts Manufacturing Co., Ltd.	13,000	19,470
*	Yea Shin International Development Co., Ltd.	48,000	25,776
	Yem Chio Co., Ltd.	115,164	58,832
	Yeong Guan Energy Technology Group Co., Ltd.	8,340	26,755
	YFC-Boneagle Electric Co., Ltd.	16,000	14,027
	YFY, Inc.	145,000	98,509
	Yi Jinn Industrial Co., Ltd.	29,000	14,104
*	Yieh Phui Enterprise Co., Ltd.	351,756	125,039
	Yonyu Plastics Co., Ltd.	23,000	26,344
	Young Fast Optoelectronics Co., Ltd.	17,000	12,256
*	Young Optics, Inc.	9,000	16,360
	Youngtek Electronics Corp.	16,000	29,402
	Yuanta Financial Holding Co., Ltd.	1,502,800	934,333
	Yulon Finance Corp.	38,060	128,842
*	Yulon Motor Co., Ltd.	200,264	249,681
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	12,135
	YungShin Global Holding Corp.	24,000	36,018
	Yungtay Engineering Co., Ltd.	12,000	26,824
	Zeng Hsing Industrial Co., Ltd.	9,000	42,904
	Zenitron Corp.	34,000	25,119
	Zero One Technology Co., Ltd.	23,000	29,278
	Zhen Ding Technology Holding, Ltd.	64,000	271,242
*	Zig Sheng Industrial Co., Ltd.	49,000	13,772
*	Zinwell Corp.	72,000	45,805
	Zippy Technology Corp.	30,000	33,498
	ZongTai Real Estate Development Co., Ltd.	31,000	41,890

TOTAL TAIWAN			92,411,096

THAILAND — (2.0%)
*	AAPICO Hitech PCL	31,000	11,936
	Advanced Info Service PCL	54,300	300,529
	Advanced Information Technology PCL, Class F	55,600	28,364
	After You PCL	38,600	10,837
	Airports of Thailand PCL	211,400	351,005
	Amata Corp. PCL	36,300	13,627
	Amata VN PCL, Class F	28,900	4,544
	Ananda Development PCL	243,100	11,076
	AP Thailand PCL	861,500	172,756
	Asia Plus Group Holdings PCL	356,300	18,977
	Asia Sermkij Leasing PCL	26,300	15,189
	Bangchak Corp. PCL	378,200	175,949
	Bangkok Aviation Fuel Services PCL	44,700	28,397
	Bangkok Bank PCL	5,100	15,831

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Chain Hospital PCL	143,700	$63,626
	Bangkok Dusit Medical Services PCL, Class F	360,300	202,302
	Bangkok Expressway & Metro PCL	774,700	203,819
	Bangkok Insurance PCL	8,900	77,100
	Bangkok Land PCL	2,128,700	66,250
*	Bangkok Life Assurance PCL	16,100	9,246
*	Beauty Community PCL	868,400	34,271
*	BEC World PCL	439,500	65,148
	Berli Jucker PCL	101,000	93,166
	BTS Group Holdings PCL	198,400	56,654
	Bumrungrad Hospital PCL	53,700	156,788
	Cal-Comp Electronics Thailand PCL, Class F	1,068,000	78,813
	Carabao Group PCL, Class F	34,500	121,208
*	Central Plaza Hotel PCL	54,600	34,511
*	Central Retail Corp. PCL	12,350	10,600
*	CH Karnchang PCL	237,200	113,396
	Chularat Hospital PCL, Class F	475,500	38,446
	CIMB Thai Bank PCL	636,000	11,019
*	COL PCL	47,600	28,712
	Com7 PCL, Class F	99,400	130,758
*	Country Group Development PCL	681,000	13,984
*	CP ALL PCL	381,400	657,744
	Delta Electronics Thailand PCL	46,800	268,780
	Dhipaya Insurance PCL	104,400	77,712
	Do Day Dream PCL	27,700	12,442
	Dynasty Ceramic PCL	707,100	52,180
	Eastern Polymer Group PCL, Class F	207,800	32,936
	Eastern Water Resources Development and Management PCL, Class F	156,600	45,220
*	Ekachai Medical Care PCL	71,900	9,504
	Energy Absolute PCL	185,600	226,287
*	Esso Thailand PCL	182,400	35,406
	Forth Corp. PCL	56,400	10,224
	Forth Smart Service PCL	159,400	34,777
	Fortune Parts Industry PCL, Class F	117,400	5,311
	Global Green Chemicals PCL, Class F	200,700	46,686
*	Group Lease PCL	168,800	9,911
	Gunkul Engineering PCL	272,600	17,842
	Haad Thip PCL	21,600	24,083
	Hana Microelectronics PCL	127,600	184,230
	Home Product Center PCL	653,700	293,633
	Humanica PCL	46,300	11,958
	Ichitan Group PCL	87,300	28,570
	Indorama Ventures PCL	244,000	173,014
*	Interlink Communication PCL	112,600	17,919
	Intouch Holdings PCL	11,700	20,083
	Intouch Holdings PCL, Class F	37,500	64,370
	IRPC PCL	3,900,500	252,796
	Jasmine International PCL	716,700	59,327
	Jubilee Enterprise PCL	41,000	22,363
	Karmarts PCL	361,500	37,116
	Kasikornbank PCL	46,600	114,005
	Kasikornbank PCL	28,200	68,990
	KCE Electronics PCL	116,700	146,027
	KGI Securities Thailand PCL	605,500	54,008
	Khon Kaen Sugar Industry PCL	439,200	32,129
	Kiatnakin Phatra Bank PCL	78,400	99,360
	Krung Thai Bank PCL	192,900	53,536
	Krungthai Card PCL	190,500	241,429
	Lalin Property PCL	95,800	17,520

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Land & Houses PCL	1,064,500	$218,587
	LH Financial Group PCL	1,435,700	40,997
*	Loxley PCL	724,500	30,219
	LPN Development PCL	341,700	41,661
	Major Cineplex Group PCL	100,600	41,638
	MBK PCL	64,300	22,281
	MCS Steel PCL	31,200	12,713
	Mega Lifesciences PCL	85,000	94,770
*	Minor International PCL	412,204	220,865
	MK Restaurants Group PCL	78,900	115,182
*	Mono Next P.C.L., Class F	305,000	26,226
*	Muangthai Capital PCL	113,500	199,378
	Namyong Terminal PCL	77,900	7,998
	Netbay PCL	24,000	19,174
	Noble Development PCL	7,700	4,916
*	Nusasiri PCL	743,300	5,962
	Origin Property PCL, Class F	284,600	60,267
	Osotspa PCL	116,200	119,304
	Plan B Media Pcl, Class F	598,000	103,608
	Platinum Group PCL (The), Class F	293,100	18,996
	Polyplex Thailand PCL	65,500	50,647
	Power Solution Technologies PCL, Class F	178,060	8,741
*	Precious Shipping PCL	78,200	12,194
	Premier Marketing PCL	111,900	26,568
	Prima Marine PCL	75,300	18,724
*	Principal Capital PCL	118,400	9,801
	Property Perfect PCL	2,922,200	30,940
	Pruksa Holding PCL	242,800	76,344
	PTG Energy PCL	204,300	124,543
	PTT Global Chemical PCL	253,100	324,826
	Pylon PCL	55,700	6,148
	Quality Houses PCL	1,926,900	128,594
*	Raimon Land PCL	281,100	5,051
	Rajthanee Hospital PCL	31,400	21,660
	Ratchthani Leasing PCL	563,737	62,944
*	Regional Container Lines PCL	78,200	16,183
	Rojana Industrial Park PCL	192,400	23,705
	RS PCL	65,000	38,373
	S 11 Group PCL	62,700	12,573
	Sabina PCL	24,600	16,417
	Saha Pathana Inter-Holding PCL	9,200	17,711
	Sahamitr Pressure Container PCL	71,900	26,068
	Saha-Union PCL	15,700	17,001
	Samart Corp. PCL	156,200	24,457
	Samart Telcoms PCL	76,700	11,960
	Sansiri PCL	5,141,200	95,673
	Sappe PCL	57,200	40,192
	SC Asset Corp. PCL	699,600	51,627
	SEAFCO PCL	93,390	13,664
	Sena Development PCL	108,700	9,347
	Siam Cement PCL (The)	9,700	105,193
	Siam Commercial Bank PCL (The)	62,100	129,510
	Siam Future Development PCL	478,920	65,459
	Siam Global House PCL	322,620	164,584
	Siam Wellness Group PCL, Class F	75,450	13,677
	Siamgas & Petrochemicals PCL	126,700	36,789
	Singha Estate PCL	706,700	25,168
	Sino-Thai Engineering & Construction PCL	131,000	42,451
	SNC Former PCL	27,900	8,862

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Somboon Advance Technology PCL	78,200	$33,370
	SPCG PCL	110,800	70,389
*	Sri Trang Agro-Industry PCL	160,200	183,754
	Srisawad Corp. PCL	148,020	235,084
	Srivichai Vejvivat PCL	64,300	12,378
	Star Petroleum Refining PCL	513,100	87,252
	STP & I PCL	544,400	55,545
	Supalai PCL	497,900	250,807
	Super Energy Corp. PCL	5,567,600	148,267
	Susco PCL	107,600	8,976
	SVI PCL	89,600	14,805
	Syntec Construction PCL	213,300	8,760
	Taokaenoi Food & Marketing PCL, Class F	110,400	39,672
	Tapaco PCL	26,600	2,509
	Thai Nakarin Hospital PCL	18,000	19,058
	Thai Oil PCL	255,900	281,209
	Thai President Foods PCL, Class F	7,500	47,164
	Thai Solar Energy PCL, Class F	419,940	33,684
	Thai Stanley Electric PCL, Class F	9,200	42,653
	Thai Union Group PCL, Class F	299,700	146,160
	Thai Vegetable Oil PCL	80,400	87,707
	Thai Wah PCL, Class F	70,400	7,680
	Thaicom PCL	129,600	22,870
	Thanachart Capital PCL	32,400	28,587
	Thitikorn PCL	37,600	8,384
	Tipco Asphalt PCL	142,400	69,447
	Tisco Financial Group PCL	34,200	77,634
	TKS Technologies PCL	78,800	14,032
	TMB Bank PCL	2,794,099	72,615
	TOA Paint Thailand PCL	143,500	148,484
	Total Access Communication PCL	99,500	98,167
	TQM Corp. PCL	23,600	89,349
	True Corp. PCL	1,627,100	141,998
	TTCL PCL	66,100	8,017
	TTW PCL	290,800	108,231
*	U City PCL, Class F	613,500	21,456
	Union Auction PCL	46,200	17,640
	Unique Engineering & Construction PCL	112,900	14,707
	United Paper PCL	83,200	36,038
	Univentures PCL	72,900	5,286
	VGI PCL	248,300	47,800
	Vinythai PCL	90,500	69,978
	WHA Corp. PCL	786,200	60,035
	WHA Utilities and Power PCL	172,400	23,121
	Workpoint Entertainment PCL	89,600	28,317

TOTAL THAILAND			12,676,449

TURKEY — (0.6%)
*	Adese Alisveris Merkezleri Ticaret A.S.	93,743	29,246
*	Akbank T.A.S.	374,124	212,245
	Aksigorta A.S.	31,990	26,906
*	Albaraka Turk Katilim Bankasi A.S.	138,803	26,941
	Alkim Alkali Kimya A.S.	15,773	26,089
	Anadolu Anonim Turk Sigorta Sirketi	31,009	24,629
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	15,877	36,888
	Anadolu Hayat Emeklilik A.S.	19,654	18,944
*	Arcelik A.S.	39,236	126,180
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	63,976	127,783
	AvivaSA Emeklilik ve Hayat A.S., Class A	7,786	12,041

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Aygaz A.S.	5,453	$6,882
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,150	19,649
*	Bera Holding A.S.	88,411	94,977
	BIM Birlesik Magazalar A.S.	37,399	295,694
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	10,960	17,873
	Borusan Yatirim ve Pazarlama A.S.	1,401	26,259
*	Coca-Cola Icecek A.S.	21,042	113,040
	Dogan Sirketler Grubu Holding A.S.	353,461	102,566
	Dogus Otomotiv Servis ve Ticaret A.S.	8,999	18,210
	EGE Endustri VE Ticaret A.S.	224	24,438
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	34,460	27,000
	Enerjisa Enerji A.S.	62,066	66,732
	Enka Insaat ve Sanayi A.S.	21,713	18,753
	Eregli Demir ve Celik Fabrikalari TAS	55,419	63,374
	Ford Otomotiv Sanayi A.S.	7,423	96,035
*	Goodyear Lastikleri TAS	25,809	18,674
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	66,706	44,073
	GSD Holding A.S.	159,636	40,072
*	Gubre Fabrikalari TAS	9,564	38,062
	Hektas Ticaret TAS	30,218	43,948
*	Ihlas Holding A.S.	150,261	19,072
	Is Yatirim Menkul Degerler A.S., Class A	42,746	53,445
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	31,320	19,550
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	29,046
*	Kerevitas Gida Sanayi ve Ticaret A.S.	56,162	42,959
	Kordsa Teknik Tekstil A.S.	11,564	15,052
*	Koza Altin Isletmeleri A.S.	10,774	95,201
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	50,496	72,903
*	Logo Yazilim Sanayi Ve Ticaret A.S.	3,395	37,681
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	23,584
*	Migros Ticaret A.S.	7,362	32,836
*	MLP Saglik Hizmetleri A.S.	10,490	19,967
*	NET Holding A.S.	69,296	26,037
	Otokar Otomotiv Ve Savunma Sanayi A.S.	2,650	57,401
*	Petkim Petrokimya Holding A.S.	185,941	90,820
	Polisan Holding A.S.	70,525	31,680
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	18,682	14,759
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,514	35,109
*	Sasa Polyester Sanayi A.S.	18,111	33,245
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	47,676	51,993
	TAV Havalimanlari Holding A.S.	18,058	29,734
	Tekfen Holding A.S.	27,917	43,903
	Tofas Turk Otomobil Fabrikasi A.S.	28,574	91,496
*	Tupras Turkiye Petrol Rafinerileri A.S.	7,684	68,707
*	Turcas Petrol A.S.	41,899	21,193
	Turk Traktor ve Ziraat Makineleri A.S.	3,310	44,789
	Turkcell Iletisim Hizmetleri A.S.	73,602	127,449
*	Turkiye Garanti Bankasi A.S.	236,271	186,539
*	Turkiye Halk Bankasi A.S.	130,977	73,513
*	Turkiye Is Bankasi A.S., Class C	120,851	73,861
*	Turkiye Sinai Kalkinma Bankasi A.S.	640,671	194,991
#*	Turkiye Vakiflar Bankasi TAO, Class D	201,847	91,825
*	Ulker Biskuvi Sanayi A.S.	20,543	49,550
*	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	34,936
*	Yapi ve Kredi Bankasi A.S.	379,984	97,564
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	23,522	24,616

TOTAL TURKEY			3,901,209

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	187,646	$297,052
	Abu Dhabi Islamic Bank PJSC	312,509	367,807
	Agthia Group PJSC	14,678	16,931
	Aldar Properties PJSC	366,292	270,477
*	Amlak Finance PJSC	29,743	2,158
	Aramex PJSC	221,379	237,558
*	DAMAC Properties Dubai Co. PJSC	200,972	59,128
*	Deyaar Development PJSC	573,951	42,110
	Dubai Financial Market PJSC	170,754	38,450
	Dubai Investments PJSC	156,147	47,935
	Dubai Islamic Bank PJSC	335,302	379,419
*	DXB Entertainments PJSC	565,089	17,558
*	Emaar Development PJSC	207,993	127,859
*	Emaar Malls PJSC	127,880	50,996
	Emirates Telecommunications Group Co. PJSC	137,314	629,116
*	Eshraq Investments PJSC	250,000	20,476
	First Abu Dhabi Bank PJSC	198,878	612,822
*	International Holdings Co. PJSC	6,187	64,207
	Islamic Arab Insurance Co.	50,474	10,198
	National Central Cooling Co. PJSC	18,365	12,327
	RAK Properties PJSC	397,886	41,633
	Ras Al Khaimah Ceramics	41,028	15,404

TOTAL UNITED ARAB EMIRATES			3,361,621

TOTAL COMMON STOCKS			626,046,381

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
	Alpargatas SA	16,525	116,695
	Banco ABC Brasil SA	23,516	50,000
*	Banco ABC Brasil SA	278	590
	Banco Bradesco SA	142,802	501,728
	Banco do Estado do Rio Grande do Sul SA, Class B	59,900	125,271
	Braskem SA, Class A	6,300	25,077
	Centrais Eletricas Brasileiras SA, Class B	11,500	62,110
	Centrais Eletricas Santa Catarina	3,500	31,408
	Cia de Saneamento do Parana	86,031	71,368
	Cia Energetica de Minas Gerais	107,911	192,767
	Cia Energetica de Sao Paulo, Class B	44,800	208,308
	Cia Energetica do Ceara, Class A	2,900	30,173
	Cia Paranaense de Energia	22,954	247,064
*	Eucatex SA Industria e Comercio	20,500	26,438
	Gerdau SA	100,700	382,762
	Grazziotin SA	2,000	10,185
	Itau Unibanco Holding SA	285,300	1,167,463
	Lojas Americanas SA	146,465	592,961
	Marcopolo SA	188,554	80,509
	Randon SA Implementos e Participacoes	36,200	80,060
	Schulz SA	4,400	9,125
	Telefonica Brasil SA	9,700	71,914
	Unipar Carbocloro SA	8,700	45,866

TOTAL BRAZIL			4,129,842

CHILE — (0.1%)
	Coca-Cola Embonor SA, Class B	7,515	9,138
	Embotelladora Andina SA, Class B	52,275	109,013

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

	Shares	Value»
CHILE — (Continued)
Sociedad Quimica y Minera de Chile SA, Class B	5,402	$197,640

TOTAL CHILE		315,791

COLOMBIA — (0.0%)
Banco Davivienda SA	2,031	13,187
Bancolombia SA	1,625	10,287
Grupo Aval Acciones y Valores SA	442,029	101,646
Grupo de Inversiones Suramericana SA	12,363	53,376

TOTAL COLOMBIA		178,496

SOUTH KOREA — (0.0%)
AMOREPACIFIC Group	96	2,784

TOTAL PREFERRED STOCKS		4,626,913

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
* CVC Brasil Operadora e Agencia de Viagens SA Warrants 1/29/21	2,047	710

CHINA — (0.0%)
* Legend Holdings Corp. Rights 05/23/19	515	0

HONG KONG — (0.0%)
* Jiayuan International Group, Ltd. Rights 11/30/20	504	0

MALAYSIA — (0.0%)
* JAKS Resources Bhd Rights 11/12/20	300,000	18,773

SOUTH KOREA — (0.0%)
* Doosan Fuel Cell Co., Ltd. Rights 12/8/20	251	1,747
* Doosan Heavy Industries & Construction Co., Ltd. Rights 12/4/20	6,241	22,606

TOTAL SOUTH KOREA		24,353

TAIWAN — (0.0%)
* Amazing Microelectronic Corp. Rights 10/5/20	991	312
* Etron Technology, Inc. Rights 11/16/20	9,908	728
* Nuvoton Technology Corp. Rights 10/28/20	4,208	500
* OK Biotech Co., Ltd. Rights 08/03/20	3,273	463
* Supreme Electronics Co., Ltd. Rights 10/28/20	8,719	0

TOTAL TAIWAN		2,003

THAILAND — (0.0%)
* MBK-W1, Inc. Warrants 1/21/21	2,572	643
* Srisawad Corp. P.C.L. Warrants 8/29/25	5,921	1,558

TOTAL THAILAND		2,201

TOTAL RIGHTS/WARRANTS		48,040

TOTAL INVESTMENT SECURITIES (Cost $572,453,382)		630,721,334

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	533,180	6,169,424

TOTAL INVESTMENTS — (100.0%) (Cost $578,621,427)		$636,890,758

EMERGING MARKETS SUSTAINABILITY CORE 1 PORTFOLIO

CONTINUED

As of October 31, 2020, Emerging Markets Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	175	12/18/20	$28,568,501	$28,566,125	$(2,376)

Total Futures Contracts			$28,568,501	$28,566,125	$(2,376)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$24,951,454	—	—	$24,951,454
Chile	925,728	$2,564,865	—	3,490,593
China	57,882,749	195,629,202	—	253,511,951
Colombia	870,984	—	—	870,984
Czech Republic	—	315,547	—	315,547
Egypt	212,256	—	—	212,256
Greece	603	1,200,212	—	1,200,815
Hong Kong	—	2,439,676	—	2,439,676
Hungary	—	976,803	—	976,803
India	5,964,415	53,980,176	—	59,944,591
Indonesia	193,083	6,426,567	—	6,619,650
Malaysia	—	10,260,337	—	10,260,337
Mexico	10,607,350	—	—	10,607,350
Peru	558,372	—	—	558,372
Philippines	104,539	3,528,596	—	3,633,135
Poland	—	3,576,332	—	3,576,332
Qatar	—	4,923,692	—	4,923,692
Russia	1,801,193	599,874	—	2,401,067
Saudi Arabia	16,537	11,072,042	—	11,088,579
South Africa	1,909,721	15,142,886	—	17,052,607
South Korea	4,672,529	90,387,686	—	95,060,215
Taiwan	8,575,107	83,835,989	—	92,411,096
Thailand	12,676,449	—	—	12,676,449
Turkey	—	3,901,209	—	3,901,209
United Arab Emirates	—	3,361,621	—	3,361,621
Preferred Stocks
Brazil	4,129,842	—	—	4,129,842
Chile	—	315,791	—	315,791
Colombia	178,496	—	—	178,496
South Korea	—	2,784	—	2,784
Rights/Warrants
Brazil	—	710	—	710
Malaysia	—	18,773	—	18,773
South Korea	—	24,353	—	24,353
Taiwan	—	2,003	—	2,003
Thailand	—	2,201	—	2,201
Securities Lending Collateral	—	6,169,424	—	6,169,424
Futures Contracts**	(2,376)	—	—	(2,376)

TOTAL	$136,229,031	$500,659,351	—	$636,888,382

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (3.0%)
	Alliar Medicos A Frente SA	11,400	$19,232
*	Anima Holding SA	7,300	35,508
	BK Brasil Operacao e Assessoria a Restaurantes SA	9,371	15,907
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,600	36,557
*	BRF SA	94,894	277,507
	Camil Alimentos SA	21,849	46,036
	Cia Brasileira de Distribuicao	2,767	29,874
	Cia de Locacao das Americas	67,707	296,648
	Cia Hering	8,900	24,678
	Cia Siderurgica Nacional SA	7,185	25,720
	Cielo SA	216,800	127,330
	Cogna Educacao	259,962	194,362
	Construtora Tenda SA	14,400	67,408
	Cosan SA	28,581	323,718
	CSU Cardsystem SA	9,700	22,061
	Direcional Engenharia SA	16,400	32,211
	Duratex SA	70,779	236,467
*	Embraer SA	74,866	78,677
*	Embraer SA, Sponsored ADR	4,209	17,341
	Enauta Participacoes SA	16,500	27,232
*	Eucatex SA Industria e Comercio	1,700	6,592
	Even Construtora e Incorporadora SA	15,400	27,671
	Ez Tec Empreendimentos e Participacoes SA	2,278	13,935
*	Gafisa SA	21,202	14,078
	Gerdau SA, Sponsored ADR	58,179	221,662
	Grendene SA	45,300	63,316
	Guararapes Confeccoes SA	25,900	61,478
*	Helbor Empreendimentos SA	16,236	25,324
	Hypera SA	75,900	369,053
	Iguatemi Empresa de Shopping Centers SA	4,500	23,520
	Industrias Romi SA	6,416	13,720
	Iochpe-Maxion SA	29,700	68,738
	JHSF Participacoes SA	68,458	76,715
	Kepler Weber SA	2,200	14,903
	M Dias Branco SA	19,568	110,663
	Mahle-Metal Leve SA	6,800	21,142
	Marcopolo SA	24,600	10,247
*	Marisa Lojas SA	16,603	17,853
*	Mills Estruturas e Servicos de Engenharia SA	42,900	37,981
	Movida Participacoes SA	25,489	80,581
	MRV Engenharia e Participacoes SA	53,300	156,520
*	Petro Rio SA	14,500	79,147
	Petrobras Distribuidora SA	26,872	89,824
	Porto Seguro SA	14,593	120,601
	Positivo Tecnologia SA	10,900	7,694
	Sao Carlos Empreendimentos e Participacoes SA	4,400	27,989
	Sao Martinho SA	38,322	140,586
Ω	Ser Educacional SA	11,100	25,729
	SLC Agricola SA	22,300	99,375
	Smiles Fidelidade SA	7,800	19,616
	Sul America SA	82,071	571,985
*	Tecnisa SA	11,730	16,170
	Tegma Gestao Logistica SA	6,400	23,479
*	Tupy SA	20,800	68,404
	Ultrapar Participacoes SA	143,070	408,419
	Unipar Carbocloro SA	1,283	7,781
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	49,930

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,010	$19,096
*	Vulcabras Azaleia SA	13,400	15,343

TOTAL BRAZIL			5,161,334

CHILE — (0.5%)
	Camanchaca SA	101,696	7,083
	CAP SA	15,391	127,159
	Cencosud SA	96,227	133,988
*	Cia Sud Americana de Vapores SA	2,955,897	86,102
	Empresa Nacional de Telecomunicaciones SA	23,235	131,240
	Grupo Security SA	193,814	30,441
	Inversiones La Construccion SA	4,350	23,413
	Itau CorpBanca Chile SA	15,925,805	42,036
	Itau CorpBanca Chile SA, ADR	1,200	4,572
	PAZ Corp. SA	24,759	14,993
	Ripley Corp. SA	132,151	32,492
	Salfacorp SA	59,339	28,550
	Sigdo Koppers SA	56,342	54,037
	Sociedad Matriz SAAM SA	630,242	40,901
	Socovesa SA	51,869	11,677

TOTAL CHILE			768,684

CHINA — (29.1%)
	361 Degrees International, Ltd.	154,000	18,909
*Ω	3SBio, Inc.	68,500	63,890
Ω	AAG Energy Holdings, Ltd.	78,000	10,183
*	Advanced Technology & Materials Co., Ltd., Class A	28,900	27,772
	Agile Group Holdings, Ltd.	252,000	345,785
	Air China, Ltd., Class H	270,000	174,668
	Aisino Corp., Class A	16,000	37,172
	Ajisen China Holdings, Ltd.	105,000	13,303
*	Aluminum Corp. of China, Ltd., Class H	1,108,000	242,010
	AMVIG Holdings, Ltd.	180,000	50,209
	Angang Steel Co., Ltd., Class H	264,600	77,692
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	23,800	30,199
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,800	20,771
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	21,800	36,006
*	Anton Oilfield Services Group	374,000	15,987
	APT Satellite Holdings, Ltd.	118,000	29,148
	Asia Cement China Holdings Corp.	115,000	105,541
Ω	AsiaInfo Technologies, Ltd.	19,600	27,065
	Avic Heavy Machinery Co., Ltd., Class A	10,200	21,925
	AviChina Industry & Technology Co., Ltd., Class H	582,000	300,240
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	31,400	31,228
Ω	BAIC Motor Corp., Ltd., Class H	448,000	165,684
Ω	BAIOO Family Interactive, Ltd.	134,000	14,236
	Bank of Changsha Co., Ltd., Class A	18,100	24,371
	Bank of Chengdu Co., Ltd., Class A	25,600	39,616
	Bank of Chongqing Co., Ltd., Class H	69,500	38,954
	Bank of Guiyang Co., Ltd., Class A	38,500	43,908
	Bank of Tianjin Co., Ltd., Class A	39,500	23,232
	Bank of Tianjin Co., Ltd., Class H	49,000	17,717
Ω	Bank of Zhengzhou Co., Ltd., Class H	119,900	28,343
*	Baoye Group Co., Ltd., Class H	50,000	29,068
	BBMG Corp., Class H	637,000	120,211
	Beijing Capital Co., Ltd., Class A	97,760	42,585
	Beijing Capital Development Co., Ltd., Class A	16,400	15,132

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Beijing Capital International Airport Co., Ltd., Class H	374,000	$228,517
	Beijing Capital Land, Ltd., Class H	319,000	54,890
*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	8,469
	Beijing Enterprises Holdings, Ltd.	99,500	299,769
*	Beijing Enterprises Medical & Health Group, Ltd.	768,000	11,603
	Beijing Enterprises Water Group, Ltd.	832,000	316,492
*	Beijing Gas Blue Sky Holdings, Ltd.	776,000	12,434
*	Beijing Jetsen Technology Co., Ltd., Class A	31,300	24,062
	Beijing North Star Co., Ltd., Class H	232,000	46,499
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	61,200	44,435
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	11,800	21,381
	Beijing Originwater Technology Co., Ltd., Class A	36,800	42,723
*	Beijing Shougang Co., Ltd., Class A	21,200	11,631
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,100	18,493
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	22,700	18,158
	Beijing Yanjing Brewery Co., Ltd., Class A	34,800	45,237
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	13,800	18,753
	Better Life Commercial Chain Share Co., Ltd., Class A	17,600	29,710
	Binhai Investment Co., Ltd.	64,000	10,599
*	Bitauto Holdings, Ltd., ADR	5,497	87,622
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	47,500	48,753
*	Bohai Leasing Co., Ltd., Class A	71,897	27,323
	Brilliance China Automotive Holdings, Ltd.	270,000	233,067
	BTG Hotels Group Co., Ltd., Class A	6,200	16,065
	C C Land Holdings, Ltd.	243,000	57,726
*	Capital Environment Holdings, Ltd.	618,000	9,439
*	CCOOP Group Co., Ltd., Class A	54,100	23,956
	CECEP Solar Energy Co., Ltd., Class A	43,300	29,205
	CECEP Wind-Power Corp., Class A	47,700	19,337
	Central China Real Estate, Ltd.	188,000	101,156
*	CGN New Energy Holdings Co., Ltd.	310,000	40,899
*	Changshouhua Food Co., Ltd.	31,000	16,206
	Chanjet Information Technology Co., Ltd., Class H	8,800	14,880
	Chaowei Power Holdings, Ltd.	99,000	34,075
	Cheetah Mobile, Inc., ADR	12,011	22,941
	China Aerospace International Holdings, Ltd.	194,000	9,779
	China Aerospace Times Electronics Co., Ltd., Class A	17,600	17,413
	China Aircraft Leasing Group Holdings, Ltd.	51,500	41,607
	China Aoyuan Group, Ltd.	294,000	276,482
	China BlueChemical, Ltd., Class H	456,000	64,859
	China CAMC Engineering Co., Ltd., Class A	8,800	9,122
	China Cinda Asset Management Co., Ltd., Class H	1,848,000	346,677
	China Coal Energy Co., Ltd., Class H	467,000	114,075
	China Communications Construction Co., Ltd., Class H	423,000	221,492
	China Communications Services Corp., Ltd., Class H	552,000	321,626
	China Conch Venture Holdings, Ltd.	148,000	659,015
Ω	China Development Bank Financial Leasing Co., Ltd., Class H	220,000	32,722
*	China Dili Group	334,200	76,871
	China Dongxiang Group Co., Ltd.	768,000	95,169
	China Eastern Airlines Corp., Ltd., ADR	1,223	24,032
	China Eastern Airlines Corp., Ltd., Class H	346,000	137,853
	China Electronics Optics Valley Union Holding Co., Ltd.	468,000	26,303
	China Energy Engineering Corp., Ltd., Class H	362,000	34,157
#Ω	China Everbright Greentech, Ltd.	108,000	42,892
	China Everbright, Ltd.	228,000	301,665
	China Film Co., Ltd., Class A	21,400	40,501
	China Foods, Ltd.	212,000	72,594
	China Galaxy Securities Co., Ltd., Class H	647,000	355,089

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Gezhouba Group Co., Ltd., Class A	51,600	$53,687
#	China Harmony Auto Holding, Ltd.	156,500	61,524
	China High Speed Transmission Equipment Group Co., Ltd.	97,000	71,966
	China Hongqiao Group, Ltd.	340,500	246,366
Ω	China Huarong Asset Management Co., Ltd., Class H	2,126,000	222,753
*Ω	China International Capital Corp., Ltd., Class H	328,400	767,335
	China International Marine Containers Group Co., Ltd., Class H	113,580	154,362
	China Jinmao Holdings Group, Ltd.	1,102,000	558,331
	China Lesso Group Holdings, Ltd.	137,000	222,108
	China Lilang, Ltd.	100,000	63,352
	China Machinery Engineering Corp., Class H	179,000	34,472
#	China Maple Leaf Educational Systems, Ltd.	392,000	106,503
	China Medical System Holdings, Ltd.	29,000	30,496
	China Meheco Co., Ltd., Class A	10,900	24,533
	China Merchants Land, Ltd.	332,000	48,160
	China Merchants Port Holdings Co., Ltd.	388,000	412,434
*	China Modern Dairy Holdings, Ltd.	494,000	65,869
	China Molybdenum Co., Ltd., Class H	720,000	262,042
	China National Accord Medicines Corp., Ltd., Class A	4,000	29,747
	China National Building Material Co., Ltd., Class H	998,000	1,148,759
	China National Chemical Engineering Co., Ltd., Class A	33,900	26,852
	China National Medicines Corp., Ltd., Class A	4,800	30,785
*	China Oceanwide Holdings, Ltd.	220,000	4,431
*	China Oil & Gas Group, Ltd.	1,080,000	43,335
	China Oilfield Services, Ltd., Class H	428,000	258,461
	China Oriental Group Co., Ltd.	184,000	41,649
	China Overseas Grand Oceans Group, Ltd.	359,000	209,565
	China Railway Construction Corp., Ltd., Class H	76,500	51,822
	China Railway Group, Ltd., Class H	151,000	69,507
	China Railway Hi-tech Industry Co., Ltd., Class A	22,100	29,860
#Ω	China Railway Signal & Communication Corp., Ltd., Class H	286,000	94,323
*	China Rare Earth Holdings, Ltd.	348,000	16,410
	China Reinsurance Group Corp., Class H	1,125,000	107,675
Ω	China Renaissance Holdings, Ltd.	3,600	7,437
	China Resources Cement Holdings, Ltd.	382,000	500,202
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	15,400	29,009
	China Resources Medical Holdings Co., Ltd.	161,000	95,846
Ω	China Resources Pharmaceutical Group, Ltd.	289,500	144,729
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	13,500	54,669
*	China Ruifeng Renewable Energy Holdings, Ltd.	420,000	13,787
	China Sanjiang Fine Chemicals Co., Ltd.	149,000	41,004
	China SCE Group Holdings, Ltd.	513,000	220,486
*	China Shanshui Cement Group, Ltd.	272,000	66,112
*Ω	China Shengmu Organic Milk, Ltd.	453,000	30,448
	China Shineway Pharmaceutical Group, Ltd.	66,000	41,541
*	China Shuifa Singyes Energy Holdings, Ltd.	56,000	3,981
*	China Silver Group, Ltd.	142,000	13,464
	China South City Holdings, Ltd.	790,000	79,716
	China South Publishing & Media Group Co., Ltd., Class A	13,300	20,861
*	China Southern Airlines Co., Ltd., Class H	440,000	230,465
	China State Construction International Holdings, Ltd.	466,000	323,272
*	China Sunshine Paper Holdings Co., Ltd.	71,500	12,302
	China Taiping Insurance Holdings Co., Ltd.	397,600	600,434
#*	China Tianrui Group Cement Co., Ltd.	72,000	68,376
*	China Tianying, Inc., Class A	14,600	9,568
	China Traditional Chinese Medicine Holdings Co., Ltd.	576,000	230,169
*	China Travel International Investment Hong Kong, Ltd.	438,000	56,053
	China Unicom Hong Kong, Ltd.	780,000	480,784
Ω	China Vast Industrial Urban Development Co., Ltd.	64,000	25,600

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China West Construction Group Co., Ltd., Class A	12,600	$17,195
	China XLX Fertiliser, Ltd.	71,000	20,646
	China Yongda Automobiles Services Holdings, Ltd.	204,500	291,381
#*	China ZhengTong Auto Services Holdings, Ltd.	247,500	34,479
	China Zheshang Bank Co., Ltd., Class H	96,000	43,403
*	China Zhongwang Holdings, Ltd.	360,400	73,582
	Chinasoft International, Ltd.	354,000	256,982
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	11,600	20,073
	Chongqing Department Store Co., Ltd., Class A	2,400	12,927
	Chongqing Machinery & Electric Co., Ltd., Class H	126,000	6,843
	Chongqing Rural Commercial Bank Co., Ltd., Class H	585,000	233,594
	CIFI Holdings Group Co., Ltd.	484,129	335,395
	CIMC Enric Holdings, Ltd.	136,000	64,039
	CIMC-TianDa Holdings Co., Ltd.	350,000	10,906
	Cinda Real Estate Co., Ltd., Class A	18,100	11,273
*	CITIC Guoan Information Industry Co., Ltd., Class A	74,802	28,787
*	CITIC Resources Holdings, Ltd.	674,000	26,607
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	41,073
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	39,100	32,539
	COFCO Biotechnology Co., Ltd., Class A	17,700	21,664
#	Colour Life Services Group Co., Ltd.	116,194	56,287
	Concord New Energy Group, Ltd.	1,220,000	64,591
	Consun Pharmaceutical Group, Ltd.	112,000	44,204
*	Coolpad Group, Ltd.	524,000	11,361
	COSCO SHIPPING Development Co., Ltd., Class H	819,000	91,088
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	322,000	127,018
*	COSCO SHIPPING Holdings Co., Ltd., Class H	590,500	377,852
	COSCO SHIPPING International Hong Kong Co., Ltd.	116,000	34,923
	COSCO SHIPPING Ports, Ltd.	371,031	217,306
	CP Pokphand Co., Ltd.	1,182,000	100,841
	CPMC Holdings, Ltd.	127,000	56,004
	CSG Holding Co., Ltd., Class A	15,400	13,740
	Dalian Port PDA Co., Ltd., Class H	396,000	34,818
	Dare Power Dekor Home Co., Ltd., Class A	11,500	27,526
	Dawnrays Pharmaceutical Holdings, Ltd.	155,000	17,654
	Dexin China Holdings Co., Ltd.	57,000	22,510
#*	Differ Group Holding Co., Ltd.	328,000	30,487
	Digital China Holdings, Ltd.	115,000	84,665
	Dongfang Electric Corp., Ltd., Class H	69,800	48,694
	Dongfeng Motor Group Co., Ltd., Class H	510,000	359,257
	Dongjiang Environmental Co., Ltd., Class H	39,800	28,200
	Dongyue Group, Ltd.	322,000	122,859
*	Easysight Supply Chain Management Co., Ltd., Class A	17,900	25,411
	EEKA Fashion Holdings, Ltd.	9,000	18,914
	ENN Ecological Holdings Co., Ltd., Class A	7,500	14,402
Ω	Everbright Securities Co., Ltd., Class H	65,200	53,031
*	Fang Holdings, Ltd., ADR	961	9,552
*	Fangda Carbon New Material Co., Ltd., Class A	35,300	33,153
*	Fangda Special Steel Technology Co., Ltd., Class A	24,000	21,941
	Fantasia Holdings Group Co., Ltd.	346,500	65,536
	Far East Horizon, Ltd.	435,000	429,057
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	12,800	45,172
	Financial Street Holdings Co., Ltd., Class A	33,100	33,013
*	Focused Photonics Hangzhou, Inc., Class A	13,000	26,311
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	12,400	18,541
	Fosun International, Ltd.	652,500	787,915
	Fufeng Group, Ltd.	375,000	118,800
	Fujian Sunner Development Co., Ltd., Class A	7,200	23,754
*	Fullshare Holdings, Ltd.	1,812,500	36,748

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Gansu Qilianshan Cement Group Co., Ltd., Class A	6,900	$14,944
#*	GCL-Poly Energy Holdings, Ltd.	3,025,000	138,914
	GEM Co., Ltd., Class A	47,300	34,054
	Gemdale Properties & Investment Corp., Ltd.	1,074,000	166,805
Ω	Genertec Universal Medical Group Co., Ltd.	263,500	183,507
	Genimous Technology Co., Ltd., Class A	13,600	11,933
	GF Securities Co., Ltd., Class H	68,600	88,706
*	Glorious Property Holdings, Ltd.	294,000	9,130
	Golden Eagle Retail Group, Ltd.	63,000	57,738
	Goldlion Holdings, Ltd.	43,000	8,950
*	GOME Retail Holdings, Ltd.	228,000	25,329
*	Grand Baoxin Auto Group, Ltd.	82,500	10,259
	Grandjoy Holdings Group Co., Ltd., Class A	82,300	56,161
	Great Wall Motor Co., Ltd., Class H	330,000	534,293
	Greattown Holdings, Ltd., Class A	33,900	26,654
	Greatview Aseptic Packaging Co., Ltd.	194,000	83,123
	Greenland Hong Kong Holdings, Ltd.	175,000	56,891
	Greentown China Holdings, Ltd.	173,000	281,162
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,400	27,589
	Guangdong Tapai Group Co., Ltd., Class A	17,100	33,613
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	15,000	27,826
*	Guanghui Energy Co., Ltd., Class A	105,161	45,308
	Guangshen Railway Co., Ltd., Class H	284,000	47,329
	Guangxi Liugong Machinery Co., Ltd., Class A	29,300	30,852
	Guangzhou Automobile Group Co., Ltd., Class H	298,000	306,369
	Guangzhou Baiyun International Airport Co., Ltd., Class A	6,300	11,832
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	64,623
	Guangzhou R&F Properties Co., Ltd., Class H	238,800	303,677
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	16,800	24,653
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	20,900	18,749
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	41,800	40,021
	Guomai Technologies, Inc., Class A	23,500	28,385
	Guorui Properties, Ltd.	215,000	23,630
	Guoyuan Securities Co., Ltd., Class A	22,300	27,962
*Ω	Haichang Ocean Park Holdings, Ltd.	249,000	12,874
	Haier Electronics Group Co., Ltd.	17,000	64,808
	Haitian International Holdings, Ltd.	102,000	252,813
*	Hand Enterprise Solutions Co., Ltd., Class A	23,000	32,514
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	10,400	40,511
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	34,100	24,706
Ω	Harbin Bank Co., Ltd., Class H	451,000	54,221
*	Harbin Electric Co., Ltd., Class H	164,000	46,013
*	HC Group, Inc.	68,500	8,839
	Henan Pinggao Electric Co., Ltd., Class A	18,300	18,235
*	Hengdeli Holdings, Ltd.	392,000	14,482
	Hengtong Optic-electric Co., Ltd., Class A	21,600	47,345
*	Hesteel Co., Ltd., Class A	83,100	25,597
*	Hi Sun Technology China, Ltd.	390,000	42,493
	Hisense Home Appliances Group Co., Ltd., Class H	77,000	110,727
	HKC Holdings, Ltd.	15,000	7,696
	Holitech Technology Co., Ltd., Class A	49,200	32,635
	Hongda Xingye Co., Ltd., Class A	48,800	26,288
*	Honghua Group, Ltd.	763,000	19,245
Ω	Honworld Group, Ltd.	46,500	14,310
	Hopson Development Holdings, Ltd.	118,000	301,876
*Ω	Hua Hong Semiconductor, Ltd.	107,000	394,199
	Huaan Securities Co., Ltd., Class A	25,100	29,934
	Huafa Industrial Co., Ltd. Zhuhai, Class A	15,200	14,733
	Huafon Microfibre Shanghai Technology Co., Ltd.	9,700	10,120

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Huafu Fashion Co., Ltd., Class A	18,000	$18,423
	Huapont Life Sciences Co., Ltd., Class A	18,200	14,164
	Huaxi Securities Co., Ltd., Class A	25,600	44,472
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	52,600	39,176
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	5,500	18,175
*	Hubei Kaile Science & Technology Co., Ltd., Class A	14,600	27,037
*Ω	Huifu Payment, Ltd.	56,000	14,158
	Huishang Bank Corp., Ltd., Class H	31,000	10,209
	Hunan Gold Corp., Ltd., Class A	22,492	28,103
	Hunan Valin Steel Co., Ltd., Class A	99,700	75,704
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	19,300	27,952
*	Hytera Communications Corp., Ltd., Class A	29,500	31,447
*Ω	iDreamSky Technology Holdings, Ltd.	32,000	16,495
Ω	IMAX China Holding, Inc.	7,200	11,703
	Infore Environment Technology Group Co., Ltd., Class A	21,400	26,016
	Inner Mongolia First Machinery Group Co., Ltd., Class A	7,200	11,683
	Inner Mongolia Yitai Coal Co., Ltd., Class H	16,900	13,102
*	Inspur International, Ltd.	84,000	19,861
	Jiangnan Group, Ltd.	422,000	21,806
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	24,900	25,211
	Jiangsu Eastern Shenghong Co., Ltd., Class A	16,600	15,261
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	18,560	11,146
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	14,800	17,304
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	27,100	23,462
	Jiangsu Zhongtian Technology Co., Ltd., Class A	21,300	35,128
	Jiangxi Bank Co., Ltd., Class H	23,500	10,003
	Jiangxi Copper Co., Ltd., Class H	220,000	262,721
	Jiangxi Wannianqing Cement Co., Ltd., Class A	7,700	16,257
	Jiayuan International Group, Ltd.	174,168	74,392
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	13,100	32,953
	Jinduicheng Molybdenum Co., Ltd., Class A	27,600	23,422
	Jingrui Holdings, Ltd.	117,000	31,975
#*	JinkoSolar Holding Co., Ltd., ADR	9,125	531,987
	Jizhong Energy Resources Co., Ltd., Class A	57,400	30,411
*	Jointown Pharmaceutical Group Co., Ltd., Class A	17,300	46,999
	Joy City Property, Ltd.	576,000	35,435
#	JOYY, Inc., ADR	8,665	791,808
	Ju Teng International Holdings, Ltd.	256,000	77,600
	Juneyao Airlines Co., Ltd., Class A	14,900	23,861
	Kaisa Group Holdings, Ltd.	441,000	205,683
*Ω	Kangda International Environmental Co., Ltd.	63,000	5,463
#*	Kasen International Holdings, Ltd.	181,000	16,689
	Kinetic Mines and Energy, Ltd.	256,000	11,577
	Kingboard Holdings, Ltd.	158,500	536,847
	Kingboard Laminates Holdings, Ltd.	188,000	300,480
	Konka Group Co., Ltd., Class A	13,600	11,865
	Kunlun Energy Co., Ltd.	730,000	472,604
	KWG Group Holdings, Ltd.	329,000	436,283
*	KWG Living Group Holdings, Ltd.	164,500	129,011
	Lao Feng Xiang Co., Ltd., Class A	3,000	20,625
*	Launch Tech Co., Ltd., Class H	3,500	1,579
#	Lee & Man Chemical Co., Ltd.	34,000	12,804
	Lee & Man Paper Manufacturing, Ltd.	316,000	239,481
	Lee’s Pharmaceutical Holdings, Ltd.	36,500	20,527
Ω	Legend Holdings Corp., Class H	98,300	132,261
	Leo Group Co., Ltd., Class A	88,700	42,073
*	LexinFintech Holdings, Ltd., ADR	11,115	91,588
	Leyard Optoelectronic Co., Ltd., Class A	51,500	55,004
*	Lianhua Supermarket Holdings Co., Ltd., Class H	54,000	7,998

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	10,100	$18,661
*	Lifestyle China Group, Ltd.	55,500	7,321
	Logan Group Co., Ltd.	48,000	75,311
	Long Yuan Construction Group Co., Ltd., Class A	8,300	9,822
	Lonking Holdings, Ltd.	511,000	136,086
	Luxi Chemical Group Co., Ltd., Class A	9,900	14,891
Ω	Luye Pharma Group, Ltd.	289,500	168,003
	LVGEM China Real Estate Investment Co., Ltd.	164,000	52,495
	Metallurgical Corp. of China, Ltd., Class H	614,000	99,222
	Minmetals Land, Ltd.	338,000	38,514
	Minth Group, Ltd.	156,000	645,527
	MLS Co., Ltd., Class A	26,700	48,525
*	MMG, Ltd.	464,000	110,045
	Modern Land China Co., Ltd.	78,000	10,088
	Momo, Inc., Sponsored ADR	15,885	238,275
	Nanjing Panda Electronics Co., Ltd., Class H	16,000	9,709
*	Nanjing Sample Technology Co., Ltd., Class H	36,000	10,646
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	15,500	23,871
	NetDragon Websoft Holdings, Ltd.	16,500	35,496
*	New World Department Store China, Ltd.	54,000	8,138
	Newland Digital Technology Co., Ltd., Class A	8,500	20,117
	Nexteer Automotive Group, Ltd.	243,000	202,930
	Nine Dragons Paper Holdings, Ltd.	436,000	581,551
	Ningbo Huaxiang Electronic Co., Ltd., Class A	12,200	29,799
	Ningbo Joyson Electronic Corp., Class A	9,600	34,376
	Northeast Securities Co., Ltd., Class A	31,000	43,279
	Oceanwide Holdings Co., Ltd., Class A	44,000	27,072
	Offshore Oil Engineering Co., Ltd., Class A	53,041	33,587
	ORG Technology Co., Ltd., Class A	18,200	15,321
*	Orient Group, Inc., Class A	37,500	19,797
Ω	Orient Securities Co., Ltd., Class H	116,000	76,429
	Oriental Pearl Group Co., Ltd., Class A	34,300	47,109
	Pacific Online, Ltd.	84,000	11,528
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,000	20,548
	PAX Global Technology, Ltd.	157,000	91,240
*	Phoenix Media Investment Holdings, Ltd.	272,000	10,883
	PICC Property & Casualty Co., Ltd., Class H	844,000	572,834
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	14,500	11,307
*	Polaris Bay Group Co., Ltd., Class A	17,000	29,895
	Poly Property Group Co., Ltd.	497,000	143,539
*	Pou Sheng International Holdings, Ltd.	480,000	110,011
	Powerlong Real Estate Holdings, Ltd.	242,000	162,934
*	PW Medtech Group, Ltd.	123,000	31,436
Ω	Qingdao Port International Co., Ltd., Class H	30,000	17,047
	Qingling Motors Co., Ltd., Class H	156,000	28,004
	Qinhuangdao Port Co., Ltd., Class H	55,000	8,805
#*	Qudian, Inc., Sponsored ADR	27,129	36,353
	Rainbow Digital Commercial Co., Ltd., Class A	8,000	9,829
*	Realcan Pharmaceutical Group Co., Ltd., Class A	34,200	28,466
Ω	Red Star Macalline Group Corp., Ltd., Class H	122,980	74,126
	Renhe Pharmacy Co., Ltd., Class A	11,200	10,772
	Ronshine China Holdings, Ltd.	152,000	103,627
	Sailun Group Co., Ltd., Class A	24,600	18,189
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	39,600	33,237
	Sansteel Minguang Co., Ltd. Fujian, Class A	19,516	19,212
	Sany Heavy Equipment International Holdings Co., Ltd.	115,000	63,398
*	Saurer Intelligent Technology Co., Ltd., Class A	38,900	29,720
	Sealand Securities Co., Ltd., Class A	67,800	52,787
	Seazen Group, Ltd.	188,000	140,945

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
#*	Secoo Holding, Ltd., ADR	6,300	$15,750
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	10,000	36,246
	Shandong Chenming Paper Holdings, Ltd., Class H	84,000	33,441
	Shandong Humon Smelting Co., Ltd., Class A	4,500	9,363
	Shandong Linglong Tyre Co., Ltd., Class A	8,800	39,404
	Shandong Nanshan Aluminum Co., Ltd., Class A	139,500	49,029
	Shandong New Beiyang Information Technology Co., Ltd., Class A	16,000	22,372
	Shandong Sun Paper Industry JSC, Ltd., Class A	23,919	49,785
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	20,000	9,851
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	23,000	9,296
	Shanghai AJ Group Co., Ltd., Class A	15,600	18,709
*	Shanghai Electric Group Co., Ltd., Class H	640,000	181,915
	Shanghai Environment Group Co., Ltd., Class A	10,600	17,615
	Shanghai Industrial Holdings, Ltd.	116,000	154,996
	Shanghai Industrial Urban Development Group, Ltd.	515,200	48,028
	Shanghai Jin Jiang Capital Co., Ltd., Class H	294,000	40,994
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	10,300	68,892
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	4,900	13,835
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	197,700	306,891
	Shanghai Shimao Co., Ltd., Class A	51,900	44,922
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	8,400	12,695
	Shanghai Tunnel Engineering Co., Ltd., Class A	24,900	20,777
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	13,900	12,236
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	44,500	23,297
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	37,450	25,944
*	Shenghe Resources Holding Co., Ltd., Class A	9,840	9,692
*Ω	Shengjing Bank Co., Ltd., Class H	157,000	138,712
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,000	18,985
	Shenzhen Airport Co., Ltd., Class A	15,300	18,275
	Shenzhen Aisidi Co., Ltd., Class A	23,200	28,087
	Shenzhen Gas Corp., Ltd., Class A	10,500	11,557
	Shenzhen International Holdings, Ltd.	253,805	395,215
	Shenzhen Investment, Ltd.	548,068	167,424
	Shenzhen Jinjia Group Co., Ltd., Class A	10,700	14,357
*	Shenzhen MTC Co., Ltd., Class A	39,000	35,158
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	31,000	18,721
	Shenzhen Tagen Group Co., Ltd., Class A	11,800	12,076
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	27,700	14,836
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	24,900	19,546
	Shenzhen World Union Group, Inc., Class A	33,300	26,663
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	35,700	21,689
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	19,700	20,113
	Shimao Group Holdings, Ltd.	149,500	529,576
	Shougang Fushan Resources Group, Ltd.	444,790	104,103
*	Shouhang High-Tech Energy Co., Ltd., Class A	25,700	9,423
	Shui On Land, Ltd.	1,000,500	131,924
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	12,500	43,786
	Sichuan Languang Development Co., Ltd., Class A	22,200	16,389
	Sihuan Pharmaceutical Holdings Group, Ltd.	851,000	98,134
*	Silver Grant International Holdings Group, Ltd.	324,000	39,776
*	SINA Corp.	10,908	467,408
	Sinochem International Corp., Class A	13,700	10,714
	Sinofert Holdings, Ltd.	692,000	61,728
*	Sinolink Worldwide Holdings, Ltd.	324,000	20,348
	Sinoma Science & Technology Co., Ltd., Class A	16,300	46,807
	Sino-Ocean Group Holding, Ltd.	682,000	130,445
	Sinopec Engineering Group Co., Ltd., Class H	298,000	115,834
	Sinopec Kantons Holdings, Ltd.	296,000	107,011
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	616,000	113,844

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopharm Group Co., Ltd., Class H	350,400	$805,024
*	Sinosoft Technology Group, Ltd.	58,000	8,695
	Sinotrans, Ltd., Class H	592,000	175,319
	Sinotruk Hong Kong, Ltd.	174,000	445,066
	Skyfame Realty Holdings, Ltd.	186,000	24,499
*	Skyworth Group, Ltd.	166,179	43,531
*	Sogou, Inc., ADR	17,395	154,816
*	SOHO China, Ltd.	309,500	82,919
*	Sou Yu Te Group Co., Ltd., Class A	62,400	21,094
	Sun King Power Electronics Group	28,000	5,387
	Sunac China Holdings, Ltd.	63,000	233,487
	Sungrow Power Supply Co., Ltd., Class A	5,700	33,148
	Suning Universal Co., Ltd., Class A	39,700	18,176
Ω	Sunshine 100 China Holdings, Ltd.	74,000	11,757
	Sunward Intelligent Equipment Co., Ltd., Class A	14,400	17,102
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	24,461	36,118
#	Symphony Holdings, Ltd.	240,000	28,493
*	Tahoe Group Co., Ltd., Class A	37,700	21,171
	Tangshan Jidong Cement Co., Ltd., Class A	19,100	42,903
	Tasly Pharmaceutical Group Co., Ltd., Class A	13,000	34,040
	TBEA Co., Ltd., Class A	40,500	49,794
	TCL Electronics Holdings, Ltd.	176,000	119,551
	Texhong Textile Group, Ltd.	67,500	51,945
	Tian An China Investment Co., Ltd.	123,000	70,327
	Tian Di Science & Technology Co., Ltd., Class A	49,300	22,351
*	Tian Shan Development Holding, Ltd.	52,000	18,936
	Tiangong International Co., Ltd.	200,000	67,138
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	124,000	49,040
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	33,500	27,630
	Tianjin Guangyu Development Co., Ltd., Class A	13,400	12,621
	Tianjin Port Development Holdings, Ltd.	526,000	35,336
	Tianma Microelectronics Co., Ltd., Class A	22,700	48,487
#	Tianneng Power International, Ltd.	122,000	198,758
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	21,322
	Tomson Group, Ltd.	80,000	16,137
	Tong Ren Tang Technologies Co., Ltd., Class H	112,000	65,765
*	Tongcheng-Elong Holdings, Ltd.	46,800	77,891
	Tongda Group Holdings, Ltd.	910,000	49,452
	Tongkun Group Co., Ltd., Class A	17,700	40,094
	Tongling Nonferrous Metals Group Co., Ltd., Class A	73,000	23,700
	Transfar Zhilian Co., Ltd., Class A	38,900	31,538
	TravelSky Technology, Ltd., Class H	82,000	172,855
*	Trigiant Group, Ltd.	210,000	19,823
*	Trip.com Group, Ltd., ADR	52,226	1,502,020
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	52,300	21,396
*	Tuniu Corp., Sponsored ADR	16,445	17,103
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	23,793	26,092
	Uni-President China Holdings, Ltd.	42,000	36,381
	Wasion Holdings, Ltd.	116,000	26,995
	Wasu Media Holding Co., Ltd., Class A	14,000	20,240
	Weifu High-Technology Group Co., Ltd., Class A	12,200	46,892
	Weiqiao Textile Co., Class H	68,500	14,609
	West China Cement, Ltd.	394,000	58,557
	Western Securities Co., Ltd., Class A	10,500	14,308
	Wison Engineering Services Co., Ltd.	126,000	12,647
	Wolong Electric Group Co., Ltd., Class A	12,900	23,592
	Wuchan Zhongda Group Co., Ltd., Class A	50,940	33,697
	Wuhan Department Store Group Co., Ltd., Class A	7,400	14,425

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen C & D, Inc., Class A	34,808	$43,597
	Xiamen International Port Co., Ltd., Class H	114,000	9,425
	Xiamen ITG Group Corp., Ltd., Class A	23,400	23,426
	Xiamen Tungsten Co., Ltd., Class A	14,000	28,160
	Xinfengming Group Co., Ltd., Class A	7,200	10,970
	Xingda International Holdings, Ltd.	205,830	53,016
	Xinhu Zhongbao Co., Ltd., Class A	71,100	34,095
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	37,674
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	202,878	267,439
	Xinjiang Tianshan Cement Co., Ltd., Class A	5,300	11,794
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	34,300	26,175
*	Xinming China Holdings, Ltd.	36,000	4,735
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	25,483	13,839
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	10,100	18,246
	Xinyu Iron & Steel Co., Ltd., Class A	40,200	24,976
	Xinyuan Real Estate Co., Ltd., ADR	13,620	24,788
	Xtep International Holdings, Ltd.	289,755	98,247
	Xuji Electric Co., Ltd., Class A	11,800	24,901
#*	Xunlei, Ltd., ADR	18,989	49,941
	Yang Quan Coal Industry Group Co., Ltd., Class A	22,100	15,607
	Yango Group Co., Ltd., Class A	55,400	56,894
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	7,800	38,515
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	9,500	38,089
	Yanzhou Coal Mining Co., Ltd., Class H	338,000	245,996
*	Yashili International Holdings, Ltd.	83,000	5,200
Ω	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	8,600	10,616
*	Yiren Digital, Ltd., Sponsored ADR	20,914	68,807
	Yotrio Group Co., Ltd., Class A	30,100	18,670
	Youngor Group Co., Ltd., Class A	45,100	48,057
	Youzu Interactive Co., Ltd., Class A	12,600	29,624
*	YuanShengTai Dairy Farm, Ltd.	830,000	65,364
	Yuexiu Property Co., Ltd.	1,388,000	269,481
*	Yunnan Aluminium Co., Ltd., Class A	35,500	29,204
*	Yunnan Copper Co., Ltd., Class A	8,200	15,244
*	Yunnan Tin Co., Ltd., Class A	17,600	23,621
	Yuzhou Group Holdings Co., Ltd.	508,494	196,823
#	Zhaojin Mining Industry Co., Ltd., Class H	10,500	13,593
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	17,200	12,900
	Zhejiang Hailiang Co., Ltd., Class A	21,600	25,354
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,500	20,326
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	14,600	21,612
	Zhejiang Juhua Co., Ltd., Class A	31,800	31,757
	Zhejiang Medicine Co., Ltd., Class A	8,405	17,957
*	Zhejiang Narada Power Source Co., Ltd., Class A	6,800	16,320
	Zhejiang Runtu Co., Ltd., Class A	10,300	13,783
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	13,200	43,805
	Zhejiang Semir Garment Co., Ltd., Class A	19,100	23,832
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	21,700	23,337
	Zhejiang Wanliyang Co., Ltd., Class A	13,900	24,237
	Zhejiang Yasha Decoration Co., Ltd., Class A	22,300	29,899
*	Zhejiang Yongtai Technology Co., Ltd., Class A	18,434	24,717
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,200	37,623
	Zhengzhou Yutong Bus Co., Ltd., Class A	17,684	42,298
	Zhenro Properties Group, Ltd.	23,000	13,273
	Zhong An Group, Ltd.	490,000	19,648
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	33,000	19,228
*	Zhongtian Financial Group Co., Ltd., Class A	95,600	43,551
Ω	Zhongyuan Bank Co., Ltd., Class H	501,000	69,486
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	131,000	403,414

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhuzhou Kibing Group Co., Ltd., Class A	19,700	$27,037
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	7,900	9,727
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	334,400	295,247

TOTAL CHINA			49,527,953

COLOMBIA — (0.2%)
	Cementos Argos SA	40,121	47,218
*	Constructora Conconcreto SA	75,537	6,362
*	Corp. Financiera Colombiana SA	6,690	44,942
	Grupo Argos SA	26,722	73,323
	Grupo de Inversiones Suramericana SA	22,721	117,998

TOTAL COLOMBIA			289,843

GREECE — (0.2%)
*	Alpha Bank AE	63,746	32,439
	Bank of Greece	3,350	52,395
	Mytilineos SA	8,862	97,231
*	National Bank of Greece SA	45,448	47,863
*	Piraeus Bank SA	33,656	25,890
	Titan Cement International SA	5,440	67,959

TOTAL GREECE			323,777

HONG KONG — (0.2%)
	Atlas Corp.	10,471	90,365
*	Beijing Energy International Holding Co., Ltd.	1,042,000	29,768
*	China Agri-Products Exchange, Ltd.	591,408	5,429
*	GR Properties, Ltd.	46,000	6,949
	Shoucheng Holdings, Ltd.	72,000	25,857
*	Tongguan Gold Group, Ltd.	2,000	75
	Wharf Holdings, Ltd. (The)	109,000	225,640

TOTAL HONG KONG			384,083

INDIA — (11.3%)
	ACC, Ltd.	8,793	195,592
	Adani Enterprises, Ltd.	18,015	81,808
	Adani Ports & Special Economic Zone, Ltd.	15,470	74,654
*	Adani Transmissions, Ltd.	47,956	187,136
*	Aditya Birla Capital, Ltd.	73,935	64,625
	Ahluwalia Contracts India, Ltd.	2,928	8,574
	Allcargo Logistics, Ltd.	7,469	11,883
	Amara Raja Batteries, Ltd.	5,736	59,472
	Ambuja Cements, Ltd.	116,199	407,203
	APL Apollo Tubes, Ltd.	538	22,721
	Apollo Tyres, Ltd.	45,245	85,440
*	Arvind Fashions, Ltd.	7,951	13,159
	Asahi India Glass, Ltd.	9,893	29,962
	Ashok Leyland, Ltd.	157,665	167,722
*Ω	Aster DM Healthcare, Ltd.	13,536	24,475
	Aurobindo Pharma, Ltd.	51,632	538,669
	Bajaj Holdings & Investment, Ltd.	3,755	116,832
	Balkrishna Industries, Ltd.	3,674	66,399
	Balmer Lawrie & Co., Ltd.	10,273	13,988
	Balrampur Chini Mills, Ltd.	24,145	52,321
*	Bank of Baroda	180,835	101,435
*	Bank of Maharashtra	282,064	42,194
	BASF India, Ltd.	722	13,244
	BEML, Ltd.	1,985	16,322

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bharat Electronics, Ltd.	114,071	$133,871
	Bharat Forge, Ltd.	23,102	140,209
	Bharat Heavy Electricals, Ltd.	96,723	36,663
	Bharti Infratel, Ltd.	66,634	166,728
	Birla Corp., Ltd.	3,651	31,546
*	Birlasoft, Ltd.	25,181	61,522
*	Borosil, Ltd.	2,853	5,519
	Bosch, Ltd.	170	26,646
	Brigade Enterprises, Ltd.	10,983	26,501
	BSE, Ltd.	1,384	9,205
	Cadila Healthcare, Ltd.	15,315	86,369
	Can Fin Homes, Ltd.	5,185	31,966
*	Canara Bank	37,034	43,193
	Carborundum Universal, Ltd.	3,044	11,614
	CCL Products India, Ltd.	6,150	19,980
	Ceat, Ltd.	3,566	52,521
	Century Plyboards India, Ltd.	4,677	10,895
	Century Textiles & Industries, Ltd.	5,197	21,432
	Chambal Fertilizers & Chemicals, Ltd.	17,972	39,399
*	Cholamandalam Financial Holdings, Ltd.	12,502	65,001
	Cholamandalam Investment and Finance Co., Ltd.	25,835	94,458
	Cipla, Ltd.	54,009	550,639
	City Union Bank, Ltd.	40,019	79,836
Ω	Cochin Shipyard, Ltd.	3,729	16,987
	Coforge, Ltd.	93	2,766
	Container Corp. Of India, Ltd.	19,155	101,068
	Coromandel International, Ltd.	3,434	33,642
*	CreditAccess Grameen, Ltd.	1,994	17,473
	Cummins India, Ltd.	12,867	75,220
*	Dalmia Bharat, Ltd.	9,115	103,628
*	DCB Bank, Ltd.	29,588	31,014
	DCM Shriram, Ltd.	7,262	33,153
	Delta Corp., Ltd.	12,706	20,343
*	DEN Networks, Ltd.	8,685	8,315
	Dhani Services, Ltd.	24,787	65,786
Ω	Dilip Buildcon, Ltd.	2,926	12,880
	DLF, Ltd.	129,759	277,914
	Dr Reddy’s Laboratories, Ltd.	7,033	463,026
	eClerx Services, Ltd.	1,856	17,511
*	EID Parry India, Ltd.	13,557	50,645
*	EIH, Ltd.	14,347	14,566
	Engineers India, Ltd.	38,600	33,779
	EPL, Ltd.	2,691	9,099
	Escorts, Ltd.	10,871	176,502
	Exide Industries, Ltd.	32,457	69,506
	FDC, Ltd.	8,828	40,773
*	Federal Bank, Ltd.	171,960	117,016
	Finolex Cables, Ltd.	10,965	41,160
	Finolex Industries, Ltd.	9,049	63,574
	Firstsource Solutions, Ltd.	28,378	26,777
*	Fortis Healthcare, Ltd.	54,466	92,461
*	Future Lifestyle Fashions, Ltd.	5,142	5,267
	GAIL India, Ltd.	203,873	233,245
	Gateway Distriparks, Ltd.	7,327	9,088
*	GE T&D India, Ltd.	4,524	4,959
*Ω	General Insurance Corp. of India	6,350	10,147
	Glenmark Pharmaceuticals, Ltd.	25,269	162,101
	Godfrey Phillips India, Ltd.	2,269	27,493
	Granules India, Ltd.	23,739	122,329

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Grasim Industries, Ltd.	62,073	$652,733
	Great Eastern Shipping Co., Ltd. (The)	11,434	34,854
*	Greaves Cotton, Ltd.	10,604	9,953
	Gujarat Alkalies & Chemicals, Ltd.	4,036	17,437
	Gujarat Ambuja Exports, Ltd.	5,770	8,946
*	Gujarat Fluorochemicals, Ltd.	4,974	32,191
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,707	21,303
	Gujarat Pipavav Port, Ltd.	41,924	50,028
	Gujarat State Petronet, Ltd.	28,438	74,348
	HeidelbergCement India, Ltd.	9,938	24,727
	Hero MotoCorp, Ltd.	11,021	416,553
	HFCL, Ltd.	77,811	18,089
	Hikal, Ltd.	4,944	10,884
	Himadri Speciality Chemical, Ltd.	15,947	10,121
	Hindalco Industries, Ltd.	206,621	478,009
	Huhtamaki PPL, Ltd.	3,724	13,886
*	IDFC First Bank, Ltd.	346,340	143,987
	IDFC, Ltd.	157,367	64,619
	IIFL Finance, Ltd.	34,951	34,959
	IIFL Securities, Ltd.	14,244	7,520
	IIFL Wealth Management, Ltd.	2,915	35,973
	India Cements, Ltd. (The)	33,122	52,755
	Indiabulls Housing Finance, Ltd.	23,386	44,378
*	Indiabulls Real Estate, Ltd.	37,606	24,213
*	Indian Bank	38,752	30,117
	Indian Hotels Co., Ltd. (The)	63,179	81,245
*	Indian Overseas Bank	181,989	22,440
*	IndusInd Bank, Ltd.	33,043	259,955
	Infibeam Avenues, Ltd.	27,370	30,814
	Inox Leisure, Ltd.	6,560	22,467
*	Intellect Design Arena, Ltd.	7,781	24,890
	Ipca Laboratories, Ltd.	4,098	129,080
	JB Chemicals & Pharmaceuticals, Ltd.	2,024	27,492
	Jindal Saw, Ltd.	26,493	21,668
*	Jindal Steel & Power, Ltd.	69,942	180,886
	JK Cement, Ltd.	1,962	48,572
	JK Lakshmi Cement, Ltd.	5,723	22,348
	JK Paper, Ltd.	13,452	15,966
	JM Financial, Ltd.	39,853	43,533
	JSW Energy, Ltd.	71,185	57,709
	Jubilant Life Sciences, Ltd.	16,322	160,213
*	Just Dial, Ltd.	6,238	54,752
	Jyothy Labs, Ltd.	15,105	27,650
	Kalpataru Power Transmission, Ltd.	5,738	19,224
*	Karnataka Bank, Ltd. (The)	20,721	11,895
*	Karur Vysya Bank, Ltd. (The)	34,072	14,841
*	Kaveri Seed Co., Ltd.	2,664	18,163
	KEC International, Ltd.	12,519	54,673
	KEI Industries, Ltd.	5,282	24,321
	Kiri Industries, Ltd.	2,791	16,749
	KNR Constructions, Ltd.	3,460	11,683
	KPIT Technologies, Ltd.	25,181	31,830
	KPR Mill, Ltd.	2,140	21,500
	KRBL, Ltd.	9,700	33,470
	KSB, Ltd.	1,581	9,643
	L&T Finance Holdings, Ltd.	94,423	82,180
	Lakshmi Machine Works, Ltd.	184	9,922
Ω	Laurus Labs, Ltd.	19,065	81,503
	LIC Housing Finance, Ltd.	61,533	234,608

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Lupin, Ltd.	29,890	$366,037
	Maharashtra Scooters, Ltd.	427	16,083
*	Mahindra & Mahindra Financial Services, Ltd.	88,808	146,668
*	Mahindra CIE Automotive, Ltd.	20,010	37,229
	Manappuram Finance, Ltd.	48,803	102,476
	Marksans Pharma, Ltd.	26,446	18,125
	MOIL, Ltd.	12,607	21,845
	Motherson Sumi Systems, Ltd.	153,446	218,776
	Motilal Oswal Financial Services, Ltd.	6,018	45,615
	Mphasis, Ltd.	12,226	228,822
	MRF, Ltd.	199	174,363
	Multi Commodity Exchange of India, Ltd.	1,383	31,720
	Muthoot Finance, Ltd.	18,729	310,247
	Natco Pharma, Ltd.	10,685	129,103
	National Aluminium Co., Ltd.	96,361	39,779
	Navin Fluorine International, Ltd.	1,166	35,209
	Navneet Education, Ltd.	13,812	14,207
	NESCO, Ltd.	1,511	10,324
	NMDC, Ltd.	112,168	124,334
*	Oberoi Realty, Ltd.	8,794	52,522
	Oracle Financial Services Software, Ltd.	279	11,869
	Persistent Systems, Ltd.	7,143	111,886
	Petronet LNG, Ltd.	70,567	219,967
	Phillips Carbon Black, Ltd.	7,970	15,091
	Phoenix Mills, Ltd. (The)	10,299	78,636
	Piramal Enterprises, Ltd.	11,497	195,239
	PNC Infratech, Ltd.	4,829	11,067
	Polyplex Corp., Ltd.	1,358	14,191
	Power Finance Corp., Ltd.	116,723	137,599
	Praj Industries, Ltd.	13,041	13,529
	Prestige Estates Projects, Ltd.	17,342	58,545
*	Prism Johnson, Ltd.	14,680	14,143
	PTC India, Ltd.	49,707	31,555
*	Punjab National Bank	229,667	82,864
*Ω	Quess Corp., Ltd.	5,922	32,805
	Radico Khaitan, Ltd.	9,936	58,375
	Rain Industries, Ltd.	23,364	33,263
	Rajesh Exports, Ltd.	13,378	83,403
	Rallis India, Ltd.	6,437	21,482
	Ramco Cements, Ltd. (The)	10,687	115,026
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	13,012
	Ratnamani Metals & Tubes, Ltd.	1,522	26,042
*	Raymond, Ltd.	6,223	22,940
Ω	RBL Bank, Ltd.	50,255	117,930
	REC, Ltd.	76,071	105,566
	Redington India, Ltd.	44,660	77,574
	Schaeffler India, Ltd.	234	11,890
*	Sequent Scientific, Ltd.	12,143	23,091
	Shilpa Medicare, Ltd.	6,393	38,791
	Shriram City Union Finance, Ltd.	2,224	23,965
	Shriram Transport Finance Co., Ltd.	18,021	167,652
	Sobha, Ltd.	8,336	32,602
	Sonata Software, Ltd.	8,472	36,073
*	South Indian Bank, Ltd. (The)	177,967	15,581
	SRF, Ltd.	2,381	140,955
*	Steel Authority of India, Ltd.	122,932	57,208
	Sterlite Technologies, Ltd.	24,981	49,560
	Strides Pharma Science, Ltd.	9,046	83,930
	Sun TV Network, Ltd.	12,205	69,720

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sundaram Finance, Ltd.	3,497	$69,360
	Sundaram-Clayton, Ltd.	330	7,527
	Sundram Fasteners, Ltd.	5,568	32,135
	Sunteck Realty, Ltd.	7,768	27,830
	Suprajit Engineering, Ltd.	7,329	17,592
	Tata Chemicals, Ltd.	11,231	48,528
	Tata Consumer Products, Ltd.	67,382	448,775
*	Tata Motors, Ltd.	221,606	395,724
	Tata Steel, Ltd.	73,230	404,948
	Tech Mahindra, Ltd.	48,500	532,656
*	Techno Electric & Engineering Co., Ltd.	5,232	13,472
	Thermax, Ltd.	1,993	20,531
	Timken India, Ltd.	1,401	20,405
	Transport Corp. of India, Ltd.	5,527	16,722
	TV Today Network, Ltd.	2,698	7,260
*	TV18 Broadcast, Ltd.	68,802	26,714
*	UCO Bank	110,238	17,251
	Uflex, Ltd.	2,494	11,192
*	Union Bank of India	56,091	18,316
	UPL, Ltd.	75,705	462,278
	Vaibhav Global, Ltd.	1,289	33,917
	Vakrangee, Ltd.	41,844	15,859
	Vardhman Textiles, Ltd.	1,259	13,043
	Vedanta, Ltd.	265,631	344,320
	Vesuvius India, Ltd.	611	7,377
*	Vodafone Idea, Ltd.	1,094,486	129,815
	Welspun Corp., Ltd.	9,965	14,369
	Welspun India, Ltd.	46,870	44,049
*	Wockhardt, Ltd.	6,912	27,101
*	Yes Bank, Ltd.	110,140	18,474
	Zee Entertainment Enterprises, Ltd.	163,180	412,186
	Zensar Technologies, Ltd.	12,992	31,378

TOTAL INDIA			19,222,429

INDONESIA — (1.5%)
	Adaro Energy Tbk PT	2,432,800	184,415
	Adhi Karya Persero Tbk PT	334,900	13,015
	AKR Corporindo Tbk PT	256,800	46,443
*	Alam Sutera Realty Tbk PT	1,815,300	18,937
	Aneka Tambang Tbk	1,313,000	93,386
	Astra Agro Lestari Tbk PT	89,800	65,627
*	Bank Bukopin Tbk	1,313,400	21,817
*	Bank Capital Indonesia Tbk PT	365,500	9,995
*	Bank China Construction Bank Indonesia Tbk PT	360,700	2,812
	Bank Maybank Indonesia Tbk PT	1,188,100	18,057
*	Bank Pan Indonesia Tbk PT	434,700	22,904
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	265,300	19,392
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	12,454
	Bank Tabungan Negara Persero Tbk PT	749,000	69,720
	BFI Finance Indonesia Tbk PT	527,800	13,721
	BISI International Tbk PT	103,400	6,352
*	Buana Lintas Lautan Tbk PT	988,600	22,289
	Bukit Asam Tbk PT	478,400	62,682
*	Bumi Serpong Damai Tbk PT	1,370,300	81,561
	Ciputra Development Tbk PT	1,575,600	86,651
*	Delta Dunia Makmur Tbk PT	807,300	13,062
*	Eagle High Plantations Tbk PT	2,031,300	13,163
	Elnusa Tbk PT	848,700	12,119
*	Erajaya Swasembada Tbk PT	263,400	31,009

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Gudang Garam Tbk PT	31,200	$86,892
	Indah Kiat Pulp & Paper Corp. Tbk PT	448,900	274,904
	Indika Energy Tbk PT	242,700	15,138
	Indo Tambangraya Megah Tbk PT	58,000	31,773
	Indofood Sukses Makmur Tbk PT	446,300	211,416
*	Intiland Development Tbk PT	545,900	5,902
	Japfa Comfeed Indonesia Tbk PT	511,500	36,875
*	Lippo Karawaci Tbk PT	5,967,260	54,131
*	Medco Energi Internasional Tbk PT	1,673,840	42,961
*	Media Nusantara Citra Tbk PT	633,100	35,314
*	MNC Land Tbk PT	4,502,000	31,932
	Pabrik Kertas Tjiwi Kimia Tbk PT	89,400	36,656
*	Pakuwon Jati Tbk PT	1,792,400	50,107
*	Pan Brothers Tbk PT	402,700	5,952
*	Panin Financial Tbk PT	2,708,800	34,649
*	Paninvest Tbk PT	140,700	6,598
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	38,414
	PP Persero Tbk PT	551,300	33,696
	Ramayana Lestari Sentosa Tbk PT	331,500	12,842
*	Rimo International Lestari Tbk PT	3,228,000	4,138
*	Sampoerna Agro Tbk PT	77,700	7,647
*	Sentul City Tbk PT	3,986,600	13,606
*	Siloam International Hospitals Tbk PT	44,700	15,195
	Sri Rejeki Isman Tbk PT	1,753,600	24,142
*	Summarecon Agung Tbk PT	1,178,200	51,962
	Surya Semesta Internusa Tbk PT	883,000	29,128
	Tempo Scan Pacific Tbk PT	82,400	7,056
*	Timah Tbk PT	620,300	34,409
*	Trada Alam Minera Tbk PT	2,672,100	3,426
	Tunas Baru Lampung Tbk PT	469,000	23,917
	United Tractors Tbk PT	88,900	127,011
*	Vale Indonesia Tbk PT	394,200	107,818
	Waskita Beton Precast Tbk PT	1,916,000	20,117
	Waskita Karya Persero Tbk PT	803,100	39,990
	Wijaya Karya Beton Tbk PT	212,800	3,471
	Wijaya Karya Persero Tbk PT	568,600	45,999
	XL Axiata Tbk PT	542,400	74,140

TOTAL INDONESIA			2,620,907

MALAYSIA — (2.1%)
	Aeon Co. M Bhd	96,000	15,963
	AEON Credit Service M Bhd	11,700	25,685
	AFFIN Bank Bhd	46,790	15,413
*	AirAsia Group Bhd	232,700	30,811
	Ajinomoto Malaysia Bhd	4,200	14,830
	Alliance Bank Malaysia Bhd	147,400	77,398
	Allianz Malaysia Bhd	10,500	33,323
	AMMB Holdings Bhd	269,900	185,223
	Batu Kawan Bhd	29,200	106,267
*	Berjaya Corp. Bhd	465,608	21,273
	BIMB Holdings Bhd	72,000	54,456
*	Bumi Armada Bhd	375,700	19,992
	Cahya Mata Sarawak Bhd	118,100	30,742
*	Dayang Enterprise Holdings Bhd	67,320	12,193
	DRB-Hicom Bhd	151,400	69,283
*	Eco World Development Group Bhd	136,900	12,527
	Ekovest BHD	254,400	28,771
	FGV Holdings Bhd	290,300	74,121
	Gamuda Bhd	310,433	248,802

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Genting Bhd	192,800	$137,440
	Genting Malaysia Bhd	574,200	276,461
	Genting Plantations Bhd	30,800	72,775
	Hai-O Enterprise Bhd	23,400	11,220
*	Hengyuan Refining Co. Bhd	22,900	14,522
	Hong Leong Financial Group Bhd	13,200	44,862
	Hong Leong Industries Bhd	5,000	8,976
*	IGB Bhd	40,332	24,177
	IJM Corp. Bhd	428,300	138,103
	IOI Properties Group Bhd	161,100	33,368
*	Iskandar Waterfront City Bhd	81,900	9,364
*	JAKS Resources Bhd	100,200	10,378
	Keck Seng Malaysia Bhd	8,000	7,090
*	KNM Group Bhd	566,400	20,520
	KPJ Healthcare Bhd	51,100	10,462
	Magni-Tech Industries Bhd	19,900	11,087
	Magnum Bhd	173,114	83,337
	Mah Sing Group Bhd	151,300	33,184
	Malayan Flour Mills Bhd	227,800	31,555
	Malaysia Airports Holdings Bhd	155,500	156,545
	Malaysia Building Society Bhd	278,623	32,872
	Malaysian Pacific Industries Bhd	4,900	25,986
	Malaysian Resources Corp. Bhd	347,700	31,378
	Matrix Concepts Holdings Bhd	65,700	25,152
	MBM Resources BHD	38,200	24,297
	MKH Bhd	39,000	11,161
	MMC Corp. Bhd	133,100	23,112
*	Muhibbah Engineering M Bhd	39,300	6,903
	Oriental Holdings BHD	46,900	57,281
#	OSK Holdings Bhd	194,800	34,940
	Padini Holdings Bhd	17,000	8,516
*	Pos Malaysia Bhd	65,900	14,911
*	Sapura Energy Bhd	781,500	18,929
	Sarawak Oil Palms Bhd	27,800	23,537
	Scientex Bhd	24,100	68,955
	Sime Darby Bhd	384,000	222,734
	Sime Darby Property Bhd	224,900	29,217
	SP Setia Bhd Group	295,399	49,113
	Sunway Bhd	352,223	113,670
	Ta Ann Holdings Bhd	59,700	37,828
	TA Enterprise Bhd	176,800	26,175
	Taliworks Corp. Bhd	104,800	20,442
	Thong Guan Industries Bhd	28,400	20,374
*	Tropicana Corp. Bhd	62,213	12,203
	TSH Resources Bhd	65,000	14,656
	UEM Edgenta Bhd	40,500	18,304
*	UEM Sunrise Bhd	183,900	16,399
	UMW Holdings Bhd	40,500	21,459
#	United Malacca Bhd	28,200	32,203
	UOA Development Bhd	20,900	7,494
*	Velesto Energy Bhd	274,400	7,633
	VS Industry Bhd	45,700	25,770
*	WCT Holdings Bhd	128,465	11,310
	Yinson Holdings Bhd	104,500	115,168
#*	YNH Property Bhd	32,000	21,639
*	YTL Corp. Bhd	577,426	100,823

TOTAL MALAYSIA			3,545,043

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
MEXICO — (2.5%)
#	ALEATICA S.A.B. de C.V.	25,687	$24,232
	Alfa S.A.B. de C.V., Class A	534,691	357,444
#	Alpek S.A.B. de C.V.	60,630	45,705
#*Ω	Banco del Bajio SA	108,947	90,346
	Cemex S.A.B. de C.V.	2,836,629	1,171,481
*	Cia Minera Autlan S.A.B. de C.V., Class B	66,644	31,105
*	Consorcio ARA S.A.B. de C.V.	98,355	11,870
	Corporativo Fragua S.A.B. de C.V.	256	2,649
	Corpovael S.A. de C.V.	19,681	5,660
*	Credito Real S.A.B. de C.V. SOFOM ER	36,056	18,698
	Cydsa S.A.B. de C.V.	50,192	49,621
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	21,537	58,047
*Ω	Elementia S.A.B. de C.V.	5,664	2,991
*	Gentera S.A.B. de C.V.	164,390	38,750
*	Grupo Carso S.A.B. de C.V.	9,572	17,775
	Grupo Cementos de Chihuahua S.A.B. de C.V.	28,660	144,546
	Grupo Comercial Chedraui S.A. de C.V.	69,844	88,904
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	183,399	135,918
	Grupo Herdez S.A.B. de C.V.	18,209	32,424
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	50,240	9,403
*	Grupo Industrial Saltillo S.A.B. de C.V.	54,895	51,242
	Grupo KUO S.A.B. de C.V., Class B	12,255	26,577
	Grupo Lala S.A.B. de C.V.	53,317	32,677
#	Grupo Rotoplas S.A.B. de C.V.	28,262	24,649
	Grupo Sanborns S.A.B. de C.V.	33,622	29,126
*	Grupo Televisa S.A.B.	404,268	514,591
*Ω	Grupo Traxion S.A.B. de C.V.	62,259	48,137
*	Hoteles City Express S.A.B. de C.V.	35,899	9,139
	Industrias Bachoco S.A.B. de C.V., Class B	20,258	62,966
	Industrias CH S.A.B. de C.V., Class B	11,679	46,801
	Industrias Penoles S.A.B. de C.V.	19,009	303,621
	La Comer S.A.B. de C.V.	55,750	101,846
*	Medica Sur S.A.B. de C.V., Class B	15,169	19,294
Ω	Nemak S.A.B. de C.V.	42,500	13,044
	Orbia Advance Corp. S.A.B. de C.V.	175,870	312,497
#*	Organizacion Cultiba S.A.B. de C.V.	46,456	31,801
*	Organizacion Soriana S.A.B. de C.V., Class B	37,912	28,883
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	13,800	91,050
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	2,980	14,534
#*	Unifin Financiera S.A.B. de C.V.	30,497	26,455
*	Vitro S.A.B. de C.V., Class A	24,646	29,280

TOTAL MEXICO			4,155,779

PHILIPPINES — (0.8%)
*	Alliance Global Group, Inc.	708,300	116,060
	Asia United Bank Corp.	8,110	7,433
	Belle Corp.	525,000	15,177
*	Cebu Air, Inc.	38,560	30,915
	China Banking Corp.	123,600	55,798
	Cosco Capital, Inc.	303,100	32,067
	DMCI Holdings, Inc.	691,100	62,597
*	East West Banking Corp.	22,500	4,433
	Filinvest Development Corp.	121,800	24,396
	Filinvest Land, Inc.	1,703,000	34,103
	First Philippine Holdings Corp.	31,550	40,931
	GT Capital Holdings, Inc.	8,089	71,787
*	Integrated Micro-Electronics, Inc.	72,600	9,656
	Lopez Holdings Corp.	173,300	9,195
	LT Group, Inc.	356,400	84,950

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Megaworld Corp.	1,778,700	$111,275
	Metropolitan Bank & Trust Co.	212,100	178,281
	Nickel Asia Corp.	345,000	26,806
	Petron Corp.	459,700	29,149
	Philex Mining Corp.	146,000	16,341
*	Philippine National Bank	57,773	32,461
*	Pilipinas Shell Petroleum Corp.	66,900	22,790
	RFM Corp.	109,000	10,582
	Rizal Commercial Banking Corp.	68,400	24,122
	Robinsons Land Corp.	268,700	83,212
	Robinsons Retail Holdings, Inc.	39,190	51,945
	Security Bank Corp.	39,720	78,923
	Semirara Mining & Power Corp.	80,500	17,606
*	Top Frontier Investment Holdings, Inc.	3,090	8,035
	Union Bank of the Philippines	37,880	43,325
	Vista Land & Lifescapes, Inc.	717,200	49,881

TOTAL PHILIPPINES			1,384,232

POLAND — (0.7%)
*	AB SA	1,400	9,413
*	Agora SA	3,156	3,544
*	Alior Bank SA	9,151	26,259
	Amica SA	667	23,608
	Asseco Poland SA	8,572	138,928
*	Bank Handlowy w Warszawie SA	3,077	21,497
*	Bank Millennium SA	73,139	40,002
*	Bank Ochrony Srodowiska SA	9,478	11,072
*	Ciech SA	4,740	31,160
*	Develia SA	39,555	16,003
	Echo Investment SA	23,480	22,286
*	Enea SA	37,216	42,563
*	Fabryki Mebli Forte SA	1,537	13,913
*	Famur SA	25,903	8,937
*	Grupa Azoty SA	7,205	37,382
	Grupa Lotos SA	7,970	56,210
*	Jastrzebska Spolka Weglowa SA	5,862	22,578
	Kernel Holding SA	10,706	104,277
*	KRUK SA	3,252	92,395
*	mBank SA	2,361	69,046
*	Netia SA	19,625	22,270
*	PGE Polska Grupa Energetyczna SA	163,838	186,929
*	PKP Cargo SA	7,482	17,259
	Stalexport Autostrady SA	16,406	11,115
*	Tauron Polska Energia SA	252,784	111,101
*	VRG SA	42,918	21,712

TOTAL POLAND			1,161,459

QATAR — (0.9%)
	Commercial Bank PSQC (The)	277,039	324,683
	Aamal Co.	288,708	63,238
	Al Khaleej Takaful Group QSC	32,490	16,935
	Al Khalij Commercial Bank PQSC	180,589	89,364
	Alijarah Holding Co.	104,338	32,725
	Barwa Real Estate Co.	350,333	320,872
*	Doha Bank QPSC	230,818	154,160
	Doha Insurance Co. QSC	40,320	12,784
*	Gulf International Services QSC	135,456	57,299
*	Mazaya Qatar Real Estate Development QSC	68,005	18,699

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Ooredoo QPSC	54,333	$98,604
	Qatar Insurance Co. SAQ	139,657	87,830
	Qatar National Cement Co. QSC	22,746	24,094
	Qatar Navigation QSC	65,678	108,018
*	Salam International Investment, Ltd. QSC	139,423	21,328
	United Development Co. QSC	310,569	126,042

TOTAL QATAR			1,556,675

RUSSIA — (0.7%)
	Etalon Group P.L.C., GDR	24,314	39,267
	Globaltrans Investment P.L.C., GDR	4,355	24,634
	Globaltrans Investment P.L.C., GDR	7,455	42,195
	LSR Group PJSC, GDR	30,374	66,975
	Magnitogorsk Iron & Steel Works PJSC, GDR	15,429	94,658
	Magnitogorsk Iron & Steel Works PJSC, GDR	9,551	58,643
*	Mail.Ru Group, Ltd., GDR	13,636	357,945
	QIWI P.L.C., Sponsored ADR	5,640	82,288
	Ros Agro P.L.C., GDR	13,947	128,033
	RusHydro PJSC, ADR	106,216	90,847
	VTB Bank PJSC, GDR	159,658	123,974

TOTAL RUSSIA			1,109,459

SAUDI ARABIA — (2.5%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	2,980	10,161
	Al Babtain Power & Telecommunication Co.	2,113	14,422
	Al Etihad Cooperative Insurance	2,753	13,296
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,308	25,226
	Al Jouf Agricultural Development Co.	1,328	11,753
*	Al Jouf Cement Co.	11,224	31,178
	Al Khaleej Training and Education Co.	4,484	22,126
*	Al Yamamah Steel Industries Co.	2,970	17,027
*	AlAbdullatif Industrial Investment Co.	7,870	28,485
	Arabian Cement Co.	6,973	57,175
	Arabian Pipes Co.	8,173	30,238
*	Arabian Shield Cooperative Insurance Co.	4,936	23,629
	Arriyadh Development Co.	11,362	50,867
*	Aseer Trading Tourism & Manufacturing Co.	15,831	50,818
*	Astra Industrial Group	4,471	26,136
	Bank AlBilad	48,304	299,085
	Bank Al-Jazira	68,755	238,106
*	Bawan Co.	3,033	16,418
*	City Cement Co.	10,142	54,113
*	Dar Al Arkan Real Estate Development Co.	81,746	173,729
	Dur Hospitality Co.	5,781	39,607
	Eastern Province Cement Co.	5,412	50,027
*	Emaar Economic City	42,515	100,811
*	Etihad Etisalat Co.	63,225	470,475
*	Fawaz Abdulaziz Al Hokair & Co.	6,005	29,868
*	Fitaihi Holding Group	3,859	15,649
*	Hail Cement Co.	5,773	22,314
*	Jazan Energy and Development Co.	6,599	24,636
*	Methanol Chemicals Co.	5,510	14,025
*	Middle East Paper Co.	2,724	11,644
*	Mobile Telecommunications Co. Saudi Arabia	58,016	190,350
	Najran Cement Co.	9,565	40,029
*	Nama Chemicals Co.	3,865	27,564
*	National Agriculture Development Co. (The)	3,774	28,448
*	National Co., for Glass Manufacturing (The)	3,510	22,081

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	National Gypsum	2,289	$14,214
*	National Industrialization Co.	47,382	142,778
	National Petrochemical Co.	16,135	116,355
	Northern Region Cement Co.	10,618	31,480
*	Rabigh Refining & Petrochemical Co.	15,747	51,168
	Sahara International Petrochemical Co.	57,334	222,735
*	Saudi Ceramic Co.	5,565	57,502
*	Saudi Chemical Co., Holding	6,860	56,681
*	Saudi Ground Services Co.	11,222	83,727
	Saudi Industrial Investment Group	26,541	143,499
	Saudi Industrial Services Co.	4,183	31,657
*	Saudi Investment Bank (The)	45,900	196,945
*	Saudi Kayan Petrochemical Co.	122,210	309,089
*	Saudi Printing & Packaging Co.	5,795	32,952
*	Saudi Public Transport Co.	8,667	34,615
*	Saudi Re for Cooperative Reinsurance Co.	5,130	14,480
*	Seera Group Holding	23,524	104,704
*	Tabuk Cement Co.	6,267	24,207
	Umm Al-Qura Cement Co.	3,517	23,587
	United International Transportation Co.	2,402	21,700
	Yamama Cement Co.	13,476	89,869
	Yanbu Cement Co.	11,651	102,679
*	Zamil Industrial Investment Co.	8,237	44,889

TOTAL SAUDI ARABIA			4,233,028

SOUTH AFRICA — (3.6%)
	Absa Group, Ltd.	54,193	291,314
	Adcock Ingram Holdings, Ltd.	6,350	15,791
	Advtech, Ltd.	106,246	53,070
	AECI, Ltd.	18,205	85,335
	African Oxygen, Ltd.	17,052	25,235
	African Rainbow Minerals, Ltd.	17,694	248,878
	Alexander Forbes Group Holdings, Ltd.	122,324	25,372
	Allied Electronics Corp., Ltd., Class A	15,266	25,081
#*	Aspen Pharmacare Holdings, Ltd.	31,049	202,192
	Astral Foods, Ltd.	6,962	49,373
	Barloworld, Ltd.	42,340	148,760
	Bidvest Group, Ltd. (The)	35,443	291,447
*	Brait SE	80,196	17,438
	Cashbuild, Ltd.	2,942	39,806
*	DataTec, Ltd.	40,652	55,129
	Discovery, Ltd.	32,483	214,742
	Distell Group Holdings, Ltd.	9,294	46,484
	Exxaro Resources, Ltd.	46,279	312,203
	Foschini Group, Ltd. (The)	41,301	219,936
	Gold Fields, Ltd.	18,094	195,690
	Gold Fields, Ltd., Sponsored ADR	19,408	212,129
	Grindrod, Ltd.	61,737	14,238
*	Harmony Gold Mining Co., Ltd.	36,275	180,657
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	47,253	232,012
	Hudaco Industries, Ltd.	3,955	19,222
	Imperial Logistics, Ltd.	22,265	47,216
*	KAP Industrial Holdings, Ltd.	309,933	44,129
	Lewis Group, Ltd.	6,721	6,574
	Liberty Holdings, Ltd.	21,020	69,565
	Life Healthcare Group Holdings, Ltd.	241,907	241,877
*	Long4Life, Ltd.	88,335	14,653
*	Massmart Holdings, Ltd.	14,743	29,943
*	Metair Investments, Ltd.	31,298	31,731

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Momentum Metropolitan Holdings	126,484	$101,189
	Motus Holdings, Ltd.	19,271	49,613
	Mpact, Ltd.	21,681	13,816
	Nedbank Group, Ltd.	54,959	325,115
	Oceana Group, Ltd.	17,392	63,563
	Old Mutual, Ltd.	586,290	340,097
*	Omnia Holdings, Ltd.	34,679	81,197
Ω	Pepkor Holdings, Ltd.	149,890	110,266
*	PPC, Ltd.	71,391	2,338
	PSG Group, Ltd.	15,772	50,972
	Raubex Group, Ltd.	35,771	43,953
	RCL Foods, Ltd.	30,615	13,884
	Reunert, Ltd.	29,690	61,233
	RFG Holdings, Ltd.	6,432	5,012
*	Royal Bafokeng Platinum, Ltd.	23,644	85,262
#*	Sappi, Ltd.	85,724	122,316
	Sibanye Stillwater, Ltd.	256,549	756,491
*	Sun International, Ltd.	12,071	10,023
*	Super Group, Ltd.	56,942	63,854
	Telkom SA SOC, Ltd.	45,605	71,760
	Truworths International, Ltd.	22,148	42,724
	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	48,617

TOTAL SOUTH AFRICA			6,170,517

SOUTH KOREA — (16.2%)
*	Able C&C Co., Ltd.	1,801	11,629
	Aekyung Petrochemical Co., Ltd.	4,211	26,953
*	AeroSpace Technology of Korea, Inc.	2,347	8,270
*	Agabang&Company	4,166	9,378
	Aju Capital Co., Ltd.	1,662	17,406
	AK Holdings, Inc.	985	14,942
*	ALUKO Co., Ltd.	8,599	33,044
	AMOREPACIFIC Group	3,579	138,442
*	Amotech Co., Ltd.	791	21,124
	Asia Cement Co., Ltd.	269	13,207
	ASIA Holdings Co., Ltd.	91	6,333
	Asia Paper Manufacturing Co., Ltd.	1,081	29,492
	Autech Corp.	1,278	14,139
	Avaco Co., Ltd.	2,775	22,346
	BGF Co., Ltd.	4,573	16,205
	Binggrae Co., Ltd.	1,100	54,071
	BNK Financial Group, Inc.	67,720	330,814
	Busan City Gas Co., Ltd.	635	27,739
*	Byucksan Corp.	8,914	14,397
*	Capro Corp.	7,250	19,546
	Cell Biotech Co., Ltd.	1,264	17,697
	Changhae Ethanol Co., Ltd.	2,554	28,259
	Chongkundang Holdings Corp.	732	63,035
	Chosun Refractories Co., Ltd.	302	19,720
	CJ CheilJedang Corp.	886	283,358
	CJ Corp.	3,429	230,548
	CJ ENM Co., Ltd.	1,520	177,595
	CJ Freshway Corp.	2,367	33,990
*	CJ Logistics Corp.	2,146	302,877
	CKD Bio Corp.	512	17,845
	Com2uSCorp.	2,163	213,322
	Cuckoo Holdings Co., Ltd.	355	28,676
	D.I Corp.	3,646	12,556
	Dae Dong Industrial Co., Ltd.	3,607	21,141

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Han Flour Mills Co., Ltd.	144	$17,656
	Dae Won Kang Up Co., Ltd.	5,249	18,739
	Daeduck Co., Ltd.	1,365	7,426
*	Daeduck Electronics Co., Ltd.	2,360	20,722
	Daekyo Co., Ltd.	5,085	17,003
	Daelim Construction Co., Ltd.	1,054	22,206
	Daelim Industrial Co., Ltd.	4,178	288,762
	Daesang Corp.	3,678	78,220
	Daesang Holdings Co., Ltd.	4,994	42,308
	Daewon Pharmaceutical Co., Ltd.	1,742	27,470
*	Daewoo Engineering & Construction Co., Ltd.	52,219	138,948
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	122,714
	Daihan Pharmaceutical Co., Ltd.	375	9,667
	Daishin Securities Co., Ltd.	7,524	89,565
*	Danal Co., Ltd.	6,555	28,749
	Daou Data Corp.	2,532	24,215
	Daou Technology, Inc.	5,758	95,615
	DB Financial Investment Co., Ltd.	3,038	10,356
	DB Insurance Co., Ltd.	11,991	468,801
*	DB, Inc.	20,637	12,450
*	Deutsch Motors, Inc.	4,640	22,949
	DGB Financial Group, Inc.	32,532	178,649
	DI Dong Il Corp.	183	13,545
	DMS Co., Ltd.	4,659	36,908
*	DNF Co., Ltd.	1,629	18,119
	Dohwa Engineering Co., Ltd.	2,350	15,203
	Dong-A ST Co., Ltd.	967	71,708
	Dong-Ah Geological Engineering Co., Ltd.	1,088	13,904
*	Dongkuk Steel Mill Co., Ltd.	9,676	51,905
	Dongsuh Cos., Inc.	2,336	59,600
	DONGSUNG Corp.	4,993	17,691
	Dongwha Pharm Co., Ltd.	3,593	57,131
	Dongwon Development Co., Ltd.	7,989	29,637
	Dongwon F&B Co., Ltd.	317	45,203
	Dongwon Industries Co., Ltd.	277	49,442
	Dongwon Systems Corp.	1,300	26,130
	Doosan Bobcat, Inc.	9,419	240,696
	Doosan Co., Ltd.	1,599	66,120
*	Doosan Fuel Cell Co., Ltd.	2,324	86,125
*	Doosan Heavy Industries & Construction Co., Ltd.	25,676	312,444
#*	Doosan Infracore Co., Ltd.	26,485	195,960
*	Doosan Solus Co., Ltd.	1,281	36,090
	DoubleUGames Co., Ltd.	1,561	85,220
	DTR Automotive Corp.	739	14,406
	e Tec E&C, Ltd.	342	31,979
*	Easy Bio, Inc.	237	16,033
	Easy Holdings Co., Ltd.	5,762	19,772
*	Ehwa Technologies Information Co., Ltd.	103,515	12,824
	E-MART, Inc.	5,089	640,695
*	EM-Tech Co., Ltd.	2,190	20,231
	ENF Technology Co., Ltd.	1,688	58,503
	Estechpharma Co., Ltd.	2,467	22,795
	Eugene Corp.	10,128	37,673
	Eugene Investment & Securities Co., Ltd.	15,368	48,724
*	Eusu Holdings Co., Ltd.	1,669	7,851
	Fila Holdings Corp.	6,448	220,017
	Fursys, Inc.	403	10,478
*	Genie Music Corp.	9,746	34,638
	Geumhwa PSC Co., Ltd.	408	10,014

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Golfzon Newdin Holdings Co., Ltd.	3,388	$19,104
	Grand Korea Leisure Co., Ltd.	3,745	39,833
	Green Cross Holdings Corp.	2,287	45,502
	GS Engineering & Construction Corp.	8,577	203,509
*	GS Global Corp.	11,688	17,314
	GS Holdings Corp.	11,860	346,648
	GS Home Shopping, Inc.	574	70,434
	GS Retail Co., Ltd.	6,084	172,767
	Gwangju Shinsegae Co., Ltd.	63	8,568
	HAESUNG DS Co., Ltd.	2,030	31,186
	Haesung Industrial Co., Ltd.	1,354	12,092
	Halla Holdings Corp.	1,256	35,236
	Han Kuk Carbon Co., Ltd.	4,578	38,790
	Hana Micron, Inc.	5,202	33,612
	HanChang Paper Co., Ltd.	15,915	27,884
*	Hancom, Inc.	3,919	59,561
	Handok, Inc.	1,372	36,349
	Handsome Co., Ltd.	3,993	98,724
	Hanjin Transportation Co., Ltd.	944	39,407
	Hankook Tire & Technology Co., Ltd.	18,185	509,439
	Hansae Co., Ltd.	2,823	44,302
	Hanshin Construction	1,431	16,763
*	Hansol Holdings Co., Ltd.	5,410	15,953
*	Hansol HomeDeco Co., Ltd.	11,444	18,444
	Hansol Paper Co., Ltd.	3,482	42,015
*	Hansol Technics Co., Ltd.	5,142	39,230
*	Hanwha Aerospace Co., Ltd.	4,721	105,449
	Hanwha Corp.	7,084	151,075
*	Hanwha General Insurance Co., Ltd.	14,136	34,978
*	Hanwha Investment & Securities Co., Ltd.	19,019	29,141
	Hanwha Life Insurance Co., Ltd.	62,895	85,748
	Hanwha Solutions Corp.	17,310	672,868
	Hanyang Eng Co., Ltd.	2,207	21,434
	Harim Holdings Co., Ltd.	8,871	50,967
	HB Technology Co., Ltd.	11,025	17,674
	HDC Holdings Co., Ltd.	1,418	12,541
	HDC Hyundai Development Co. Engineering & Construction, Class E	9,665	169,471
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	21,633
	Hitejinro Holdings Co., Ltd.	1,504	19,455
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	20,543
	HS Industries Co., Ltd.	8,886	55,646
	Huchems Fine Chemical Corp.	4,631	93,876
	Huons Global Co., Ltd.	874	21,798
	Huvis Corp.	1,579	11,188
	HwaSung Industrial Co., Ltd.	1,665	17,665
	Hy-Lok Corp.	1,868	17,307
*	Hyosung Advanced Materials Corp.	577	68,515
	Hyosung Chemical Corp.	299	33,486
	Hyosung Corp.	1,147	75,223
*	Hyosung Heavy Industries Corp.	1,256	65,750
	Hyosung TNC Co., Ltd.	519	65,899
*	Hyundai Construction Equipment Co., Ltd.	1,632	36,106
	Hyundai Corp.	1,610	19,696
	Hyundai Department Store Co., Ltd.	3,436	180,461
*	Hyundai Electric & Energy System Co., Ltd.	1,540	20,505
	Hyundai Engineering & Construction Co., Ltd.	10,436	284,497
	Hyundai Glovis Co., Ltd.	2,419	359,501
	Hyundai Greenfood Co., Ltd.	8,026	51,625
	Hyundai Heavy Industries Holdings Co., Ltd.	1,218	231,788

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Home Shopping Network Corp.	898	$56,149
	Hyundai Hy Communications & Networks Co., Ltd.	10,757	29,755
	Hyundai Livart Furniture Co., Ltd.	1,826	24,886
	Hyundai Marine & Fire Insurance Co., Ltd.	10,792	222,279
	Hyundai Mipo Dockyard Co., Ltd.	5,585	138,984
	Hyundai Motor Securities Co., Ltd.	3,996	37,991
	Hyundai Steel Co.	13,213	339,687
	Hyundai Wia Corp.	3,969	147,389
	HyVision System, Inc.	3,097	29,863
	ICD Co., Ltd.	1,525	19,398
	IDIS Holdings Co., Ltd.	1,420	16,394
*	IHQ, Inc.	12,983	15,493
*	Il Dong Pharmaceutical Co., Ltd.	1,715	26,163
	Iljin Holdings Co., Ltd.	6,068	25,774
	Ilshin Spinning Co., Ltd.	160	9,707
	iMarketKorea, Inc.	3,411	25,681
	InBody Co., Ltd.	2,376	32,032
	Industrial Bank of Korea	36,844	267,510
	Innocean Worldwide, Inc.	1,175	61,281
*	Insun ENT Co., Ltd.	3,640	29,314
	Interpark Corp.	5,276	9,928
	INTOPS Co., Ltd.	2,924	42,118
	IS Dongseo Co., Ltd.	3,178	107,367
	ISC Co., Ltd.	1,846	29,383
	i-SENS, Inc.	814	19,660
*	Jahwa Electronics Co., Ltd.	2,599	31,895
	JB Financial Group Co., Ltd.	27,840	125,778
*	Jcontentree Corp.	1,158	25,303
	Jusung Engineering Co., Ltd.	6,426	39,647
	Kangwon Land, Inc.	12,533	233,858
	KAON Media Co., Ltd.	3,336	17,136
	KC Co., Ltd.	2,037	42,968
	KCC Corp.	833	113,097
	KEPCO Engineering & Construction Co., Inc.	2,254	30,985
	KEPCO Plant Service & Engineering Co., Ltd.	3,208	77,950
	KGMobilians Co., Ltd.	3,097	22,983
	KISCO Corp.	2,292	9,396
	KISCO Holdings Co., Ltd.	1,802	18,464
	KISWIRE, Ltd.	558	6,823
	KIWOOM Securities Co., Ltd.	2,120	193,928
	KMH Co., Ltd.	4,054	87,032
	Kolmar Korea Holdings Co., Ltd.	1,725	36,223
	Kolon Corp.	1,235	22,194
	Kolon Industries, Inc.	2,959	93,119
	Korea Alcohol Industrial Co., Ltd.	1,839	20,685
	Korea Asset In Trust Co., Ltd.	6,413	20,916
	Korea Autoglass Corp.	1,897	23,622
*	Korea Circuit Co., Ltd.	756	8,461
	Korea Electric Terminal Co., Ltd.	1,511	61,536
*	Korea Information & Communications Co., Ltd.	1,765	12,989
	Korea Investment Holdings Co., Ltd.	5,351	326,849
*	Korea Line Corp.	21,640	30,587
	Korea Petrochemical Ind Co., Ltd.	559	96,098
	Korea Real Estate Investment & Trust Co., Ltd.	35,976	57,135
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,238	295,515
*	Korean Air Lines Co., Ltd.	12,723	225,914
	Korean Reinsurance Co.	20,506	134,510
	Kortek Corp.	2,426	17,207
	KPX Chemical Co., Ltd.	249	10,560

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KSS LINE, Ltd.	1,857	$15,266
	KT Skylife Co., Ltd.	3,494	29,341
	KTB Investment & Securities Co., Ltd.	10,955	24,720
	Kukdo Chemical Co., Ltd.	754	28,721
	Kumho Industrial Co., Ltd.	2,973	18,447
	Kumho Petrochemical Co., Ltd.	4,146	490,422
*	Kumho Tire Co., Inc.	19,446	61,101
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	51,749
	Kyeryong Construction Industrial Co., Ltd.	554	10,083
	Kyobo Securities Co., Ltd.	3,914	23,054
	Kyung Dong Navien Co., Ltd.	1,037	48,852
	Kyungbang Co., Ltd.	1,871	17,747
	Kyungdong Pharm Co., Ltd.	2,282	18,689
	Kyung-In Synthetic Corp.	5,504	31,874
	Leadcorp, Inc. (The)	2,739	16,619
	LF Corp.	3,721	48,197
*	LG Display Co., Ltd.	30,314	378,516
	LG Hausys, Ltd.	1,658	97,006
	LG HelloVision Co., Ltd.	3,508	11,801
	LG Innotek Co., Ltd.	3,217	436,118
	LG International Corp.	7,648	104,859
	LG Uplus Corp.	25,051	245,238
	LIG Nex1 Co., Ltd.	1,247	30,927
*	Lock & Lock Co., Ltd.	2,766	25,491
*	LOT Vacuum Co., Ltd.	3,140	46,607
	Lotte Chemical Corp.	884	182,824
	Lotte Chilsung Beverage Co., Ltd.	502	38,224
	Lotte Confectionery Co., Ltd.	349	30,371
	Lotte Corp.	3,246	81,822
	LOTTE Fine Chemical Co., Ltd.	4,078	175,160
	Lotte Food Co., Ltd.	74	19,945
	LOTTE Himart Co., Ltd.	1,797	48,822
*	Lotte Non-Life Insurance Co., Ltd.	14,792	21,692
	Lotte Shopping Co., Ltd.	1,838	136,106
	LS Corp.	2,349	107,606
	LS Electric Co., Ltd.	3,075	135,023
*	Lumens Co., Ltd.	10,766	15,773
*	Lutronic Corp.	5,734	25,024
*	LVMC Holdings	5,340	14,413
	Maeil Dairies Co., Ltd.	153	8,985
	Mando Corp.	5,160	164,008
	MegaStudy Co., Ltd.	1,207	12,255
	MegaStudyEdu Co., Ltd.	950	29,042
	Meritz Financial Group, Inc.	8,409	70,026
	Meritz Fire & Marine Insurance Co., Ltd.	6,987	85,724
	Meritz Securities Co., Ltd.	50,372	147,047
	Minwise Co., Ltd.	1,657	21,770
	Mirae Asset Daewoo Co., Ltd.	17,235	128,408
	Mirae Asset Life Insurance Co., Ltd.	14,911	49,929
	Miwon Commercial Co., Ltd.	259	22,370
	MK Electron Co., Ltd.	4,052	32,674
	Moorim P&P Co., Ltd.	4,758	13,118
*	Muhak Co., Ltd.	3,935	22,071
	Namhae Chemical Corp.	2,744	19,251
	Namyang Dairy Products Co., Ltd.	48	10,819
*	Neowiz	2,725	50,591
	Nexen Corp.	3,941	13,964
	Nexen Tire Corp.	6,381	29,561
	NH Investment & Securities Co., Ltd.	27,356	231,767

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	NHN Corp.	1,370	$84,310
	NICE Holdings Co., Ltd.	4,498	71,683
	Nice Information & Telecommunication, Inc.	1,071	21,970
	NICE Total Cash Management Co., Ltd.	3,128	15,905
	Nong Shim Holdings Co., Ltd.	465	29,727
	NongShim Co., Ltd.	406	103,334
	NS Shopping Co., Ltd.	2,986	32,335
*	OCI Co., Ltd.	3,386	186,428
	OPTRON-TEC, Inc.	2,558	14,023
	Orion Holdings Corp.	4,507	49,421
	Ottogi Corp.	147	68,914
*	Pan Ocean Co., Ltd.	45,141	143,726
	Paradise Co., Ltd.	10,766	121,507
	Partron Co., Ltd.	8,571	73,784
	Poongsan Corp.	4,502	97,927
	Poongsan Holdings Corp.	612	14,090
	Posco International Corp.	8,676	102,470
	Power Logics Co., Ltd.	3,502	24,509
	Pulmuone Co., Ltd.	2,609	36,087
	Reyon Pharmaceutical Co., Ltd.	1,419	23,493
*	RFTech Co., Ltd.	3,243	28,685
	S&T Holdings Co., Ltd.	951	11,644
	S&T Motiv Co., Ltd.	1,479	66,104
	Sajodaerim Corp.	1,147	13,638
	Sam Kwang Glass Co., Ltd.	874	29,355
	Sam Young Electronics Co., Ltd.	2,074	14,317
	Sam Yung Trading Co., Ltd.	2,591	31,262
	Samho Development Co., Ltd.	4,766	16,781
	Samick Musical Instruments Co., Ltd.	8,299	9,955
	Samick THK Co., Ltd.	1,192	10,742
	Samji Electronics Co., Ltd.	1,682	16,314
	Samjin Pharmaceutical Co., Ltd.	1,495	34,121
	Sammok S-Form Co., Ltd.	2,023	13,415
	SAMPYO Cement Co., Ltd.	9,240	27,690
	Samsung Card Co., Ltd.	7,024	182,291
*	Samsung Engineering Co., Ltd.	20,752	216,991
*	Samsung Heavy Industries Co., Ltd.	107,772	484,432
	Samsung Securities Co., Ltd.	12,936	368,486
	SAMT Co., Ltd.	12,775	25,050
	Samyang Corp.	593	25,276
	Samyang Holdings Corp.	509	27,909
	Sangsangin Co., Ltd.	7,820	40,384
*	SBW	39,024	21,136
	Seah Besteel Corp.	2,148	17,881
	Sebang Co., Ltd.	1,020	8,124
	Sebang Global Battery Co., Ltd.	1,376	33,436
*	Sejong Telecom, Inc.	60,354	15,860
*	Seobu T&D	3,682	19,845
	Seohan Co., Ltd.	19,101	23,156
	Seoul Semiconductor Co., Ltd.	8,308	128,552
	Seoyon Co., Ltd.	3,230	26,031
	SFA Engineering Corp.	2,968	95,785
	Shindaeyang Paper Co., Ltd.	369	16,674
	Shinsegae Food Co., Ltd.	418	19,124
	Shinsegae Information & Communication Co., Ltd.	99	10,273
	Shinsegae, Inc.	1,280	236,093
*	Shinwon Corp.	17,889	21,436
	Shinyoung Securities Co., Ltd.	785	31,795
	Silicon Works Co., Ltd.	2,449	98,750

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Silla Co., Ltd.	770	$6,304
	Sindoh Co., Ltd.	1,082	21,130
	SK D&D Co., Ltd.	2,069	74,579
	SK Discovery Co., Ltd.	2,070	115,591
	SK Gas, Ltd.	545	50,771
	SK Networks Co., Ltd.	24,348	97,664
*	SK Rent A Car Co., Ltd.	2,451	18,027
	SK Securities Co., Ltd.	69,495	43,062
	SKC Co., Ltd.	3,924	256,072
	SL Corp.	4,368	56,075
*	SM Entertainment Co., Ltd.	4,926	126,402
*	S-MAC Co., Ltd.	36,548	58,250
	Songwon Industrial Co., Ltd.	2,633	33,158
*	Soulbrain Co., Ltd.	818	156,756
	Soulbrain Holdings Co., Ltd.	1,012	38,571
	SPG Co., Ltd.	3,032	18,884
	Spigen Korea Co., Ltd.	593	32,692
	Ssangyong Cement Industrial Co., Ltd.	28,150	137,983
*	SundayToz Corp.	975	16,843
	Sung Kwang Bend Co., Ltd.	2,934	15,326
*	Sungchang Enterprise Holdings, Ltd.	12,418	18,404
	Sungshin Cement Co., Ltd.	4,536	26,303
	Sungwoo Hitech Co., Ltd.	8,732	27,448
	Sunjin Co., Ltd.	2,612	23,153
	Systems Technology, Inc.	1,835	24,093
	Taekwang Industrial Co., Ltd.	86	54,138
	Taeyoung Engineering & Construction Co., Ltd.	4,504	39,905
*	TK Chemical Corp.	8,032	11,939
	TK Corp.	6,300	33,067
	Tongyang Life Insurance Co., Ltd.	5,937	16,582
	Tongyang, Inc.	19,744	19,408
	Top Engineering Co., Ltd.	3,288	26,455
	Tovis Co., Ltd.	1,651	8,794
	TS Corp.	644	10,528
*	Tuksu Construction Co., Ltd.	5,092	28,789
*	TY Holdings Co., Ltd.	4,343	77,889
	Uju Electronics Co., Ltd.	1,365	33,355
*	Uni-Chem Co., Ltd.	9,060	10,529
	Unid Co., Ltd.	1,085	41,652
	Union Semiconductor Equipment & Materials Co., Ltd.	2,827	16,755
	Uniquest Corp.	2,686	24,028
	Value Added Technology Co., Ltd.	1,095	20,041
	Whanin Pharmaceutical Co., Ltd.	1,750	22,421
	WiSoL Co., Ltd.	5,751	75,757
*	Wonik Holdings Co., Ltd.	8,665	32,260
	Wonik Materials Co., Ltd.	1,147	26,793
	Woori Financial Group, Inc.	71,172	561,946
*	Woori Investment Bank Co., Ltd.	53,517	24,322
	Woorison F&G Co., Ltd.	17,338	30,084
	Woory Industrial Co., Ltd.	1,104	16,281
*	Y-entec Co., Ltd.	2,370	22,919
	Youlchon Chemical Co., Ltd.	2,606	34,998
	Young Poong Corp.	78	33,265
	Youngone Corp.	4,082	102,674
	Youngone Holdings Co., Ltd.	1,334	42,058
*	Yuanta Securities Korea Co., Ltd.	17,353	41,530

TOTAL SOUTH KOREA			27,617,193

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (18.3%)
	Ability Enterprise Co., Ltd.	66,000	$29,850
*	Ability Opto-Electronics Technology Co., Ltd.	23,000	26,262
	AcBel Polytech, Inc.	83,000	75,882
	Acer, Inc.	351,000	293,339
	ACES Electronic Co., Ltd.	27,000	30,557
	A-DATA Technology Co., Ltd.	17,000	32,836
	Advanced International Multitech Co., Ltd.	26,000	35,260
*	Advanced Optoelectronic Technology, Inc.	55,000	39,595
*	AGV Products Corp.	171,000	44,269
	Allis Electric Co., Ltd.	37,800	37,525
	Alltek Technology Corp.	21,000	14,593
	Alpha Networks, Inc.	77,773	70,308
	Altek Corp.	59,000	53,141
*	Ambassador Hotel (The)	73,000	78,382
	AMPOC Far-East Co., Ltd.	19,000	22,175
*	AmTRAN Technology Co., Ltd.	158,000	56,361
	Apacer Technology, Inc.	35,000	44,602
	APCB, Inc.	17,000	12,195
	Apex Biotechnology Corp.	13,000	10,894
	Apex International Co., Ltd.	28,000	72,760
	Arcadyan Technology Corp.	31,000	108,322
	Ardentec Corp.	43,000	50,330
	Asia Cement Corp.	110,000	158,337
	Asia Optical Co., Inc.	27,000	60,160
*	Asia Pacific Telecom Co., Ltd.	381,060	125,193
	Asia Polymer Corp.	82,100	54,586
	Asia Tech Image, Inc.	18,000	31,946
*	AU Optronics Corp.	1,763,000	712,046
	Audix Corp.	23,000	35,845
	AVY Precision Technology, Inc.	48,965	40,287
	Bank of Kaohsiung Co., Ltd.	111,574	39,223
	Basso Industry Corp.	30,000	40,269
	BenQ Materials Corp.	65,000	50,531
	BES Engineering Corp.	146,000	37,452
	Brighton-Best International Taiwan, Inc.	102,000	91,029
	C Sun Manufacturing, Ltd.	15,000	16,363
	Capital Futures Corp.	17,000	21,802
	Capital Securities Corp.	425,000	162,175
	Career Technology MFG. Co., Ltd.	60,180	60,840
	Casetek Holdings, Ltd.	31,000	93,747
	Cathay Real Estate Development Co., Ltd.	130,000	86,657
	Celxpert Energy Corp.	10,000	14,311
	Central Reinsurance Co., Ltd.	34,000	24,082
	Channel Well Technology Co., Ltd.	31,000	42,317
	CHC Healthcare Group	13,000	16,899
	Chen Full International Co., Ltd.	12,000	16,737
	Cheng Loong Corp.	166,000	197,228
*	Cheng Mei Materials Technology Corp.	78,000	25,968
	Cheng Shin Rubber Industry Co., Ltd.	247,000	311,990
	Cheng Uei Precision Industry Co., Ltd.	74,000	104,715
	Chia Chang Co., Ltd.	17,000	22,816
	Chia Hsin Cement Corp.	111,000	60,570
	Chilisin Electronics Corp.	33,000	121,972
*	China Airlines, Ltd.	476,000	145,766
	China Bills Finance Corp.	133,000	67,442
	China Chemical & Pharmaceutical Co., Ltd.	71,000	56,533
	China Development Financial Holding Corp.	831,000	243,865
	China Electric Manufacturing Corp.	91,440	34,691
	China General Plastics Corp.	82,992	63,489

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Life Insurance Co., Ltd.	460,432	$308,769
*	China Man-Made Fiber Corp.	268,185	78,400
	China Metal Products	64,000	74,519
*	China Motor Corp.	53,200	82,675
	China Petrochemical Development Corp.	816,700	244,463
	China Wire & Cable Co., Ltd.	15,000	15,039
	Chinese Maritime Transport, Ltd.	20,000	17,151
	Chin-Poon Industrial Co., Ltd.	104,000	110,343
	Chipbond Technology Corp.	138,000	302,308
	ChipMOS Techinologies, Inc.	86,000	84,755
	Chong Hong Construction Co., Ltd.	22,000	61,277
	Chun YU Works & Co., Ltd.	23,000	12,956
	Chun Yuan Steel Industry Co., Ltd.	73,000	27,462
*	Chung Hung Steel Corp.	161,000	55,626
*	Chung Hwa Pulp Corp.	48,000	15,466
	Clevo Co.	73,000	73,850
	CMC Magnetics Corp.	208,869	58,072
	Compal Electronics, Inc.	981,000	639,120
	Compeq Manufacturing Co., Ltd.	33,000	50,367
	Concord Securities Co., Ltd.	119,510	35,201
	Continental Holdings Corp.	60,000	51,135
	Contrel Technology Co., Ltd.	61,000	28,373
	Coretronic Corp.	87,000	104,260
	CTCI Corp.	126,000	171,581
	CyberPower Systems, Inc.	9,000	23,916
	CyberTAN Technology, Inc.	61,000	29,892
	DA CIN Construction Co., Ltd.	60,000	56,946
	Dafeng TV, Ltd.	9,000	12,871
	Da-Li Development Co., Ltd.	27,498	28,531
	Darfon Electronics Corp.	37,000	51,230
*	Darwin Precisions Corp.	76,000	29,406
	De Licacy Industrial Co., Ltd.	79,000	50,210
	Depo Auto Parts Ind Co., Ltd.	13,000	21,444
*	D-Link Corp.	112,000	71,030
*	Dynamic Electronics Co., Ltd.	44,501	28,775
	Dynapack International Technology Corp.	25,000	69,787
	E Ink Holdings, Inc.	192,000	257,818
	Eastern Media International Corp.	71,000	41,520
	Edom Technology Co., Ltd.	19,000	12,105
	Elite Semiconductor Microelectronics Technology, Inc.	31,000	45,526
*	Elitegroup Computer Systems Co., Ltd.	86,000	51,024
	Emerging Display Technologies Corp.	48,000	29,072
	EnTie Commercial Bank Co., Ltd.	127,000	63,986
*	Epistar Corp.	122,000	143,292
	Eson Precision Ind. Co., Ltd.	31,000	36,387
	Eternal Materials Co., Ltd.	184,000	216,688
	Eva Airways Corp.	597,041	225,634
*	Everest Textile Co., Ltd.	42,840	14,859
	Evergreen International Storage & Transport Corp.	87,000	43,995
*	Evergreen Marine Corp. Taiwan, Ltd.	530,676	351,104
	Everlight Chemical Industrial Corp.	92,000	52,652
	Everlight Electronics Co., Ltd.	102,000	135,435
	Excelsior Medical Co., Ltd.	24,912	48,983
	Far Eastern Department Stores, Ltd.	213,000	175,918
	Far Eastern International Bank	514,556	186,289
	Far Eastern New Century Corp.	149,000	134,519
	Farglory F T Z Investment Holding Co., Ltd.	12,000	12,709
	Farglory Land Development Co., Ltd.	52,000	80,080
*	Federal Corp.	42,000	29,381

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Feng Hsin Steel Co., Ltd.	59,000	$117,684
	First Hotel	28,000	12,883
	First Insurance Co., Ltd. (The)	27,000	12,182
	First Steamship Co., Ltd.	97,010	29,813
	FocalTech Systems Co., Ltd.	23,103	41,409
	Formosa Advanced Technologies Co., Ltd.	29,000	35,494
*	Formosa Laboratories, Inc.	10,704	18,025
	Formosa Taffeta Co., Ltd.	186,000	203,679
	Formosan Rubber Group, Inc.	69,000	48,530
	Formosan Union Chemical	70,400	34,604
	Foxconn Technology Co., Ltd.	202,000	354,264
	FSP Technology, Inc.	18,000	20,977
	Fullerton Technology Co., Ltd.	18,000	10,837
*	Fulltech Fiber Glass Corp.	62,620	21,972
	Fwusow Industry Co., Ltd.	20,000	13,225
	G Shank Enterprise Co., Ltd.	44,000	28,554
	Gallant Precision Machining Co., Ltd.	21,000	26,167
	GCS Holdings, Inc.	25,000	41,294
	Gemtek Technology Corp.	74,000	71,911
	General Interface Solution Holding, Ltd.	54,000	214,730
	General Plastic Industrial Co., Ltd.	14,000	13,162
	Giantplus Technology Co., Ltd.	35,000	12,624
	Gigabyte Technology Co., Ltd.	103,000	259,170
	Ginko International Co., Ltd.	13,650	61,072
	Global Brands Manufacture, Ltd.	81,000	61,428
	Globe Union Industrial Corp.	44,000	23,610
	Gloria Material Technology Corp.	107,000	57,727
	Goldsun Building Materials Co., Ltd.	109,543	100,530
	Gourmet Master Co., Ltd.	18,000	65,886
*	Grand Pacific Petrochemical	219,000	174,481
	Great China Metal Industry	26,000	19,600
	Greatek Electronics, Inc.	61,000	106,282
	GTM Holdings Corp.	24,000	19,864
	Hannstar Board Corp.	66,132	90,707
*	HannStar Display Corp.	449,000	144,193
	HannsTouch Solution, Inc.	130,194	45,360
	Hey Song Corp.	69,000	78,473
	Highwealth Construction Corp.	44,000	63,908
	Hiroca Holdings, Ltd.	10,000	18,971
	Hitron Technology, Inc.	13,000	9,220
	Ho Tung Chemical Corp.	176,000	65,012
	Hong Pu Real Estate Development Co., Ltd.	35,000	29,102
	Hong TAI Electric Industrial	58,000	30,540
	Hong YI Fiber Industry Co.	19,000	10,196
	Hsin Kuang Steel Co., Ltd.	43,000	47,331
	Hsing TA Cement Co.	29,000	19,107
	Hu Lane Associate, Inc.	9,225	25,902
	HUA ENG Wire & Cable Co., Ltd.	37,000	13,924
	Hua Yu Lien Development Co., Ltd.	12,000	15,738
	Huaku Development Co., Ltd.	44,000	133,409
	Huang Hsiang Construction Corp.	15,000	20,320
	Hung Ching Development & Construction Co., Ltd.	13,000	8,370
	Hung Sheng Construction, Ltd.	109,600	65,586
*	Hwa Fong Rubber Industrial Co., Ltd.	76,000	29,763
	Ibase Technology, Inc.	29,000	40,326
	IBF Financial Holdings Co., Ltd.	323,364	133,017
	Ichia Technologies, Inc.	27,000	16,687
	IEI Integration Corp.	35,600	54,738
	Infortrend Technology, Inc.	21,000	8,859

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Innolux Corp.	1,677,000	$582,067
	Inpaq Technology Co., Ltd.	29,000	44,035
	Integrated Service Technology, Inc.	19,000	34,188
	International CSRC Investment Holdings Co.	171,600	117,728
	Inventec Corp.	547,000	432,940
	Iron Force Industrial Co., Ltd.	6,000	16,428
	I-Sheng Electric Wire & Cable Co., Ltd.	18,000	25,813
	Jarllytec Co., Ltd.	10,000	23,396
	Jess-Link Products Co., Ltd.	13,000	15,429
	Jih Sun Financial Holdings Co., Ltd.	324,578	119,347
*	K Laser Technology, Inc.	27,000	14,467
	Kaimei Electronic Corp.	28,000	43,315
	KEE TAI Properties Co., Ltd.	49,000	16,537
	Kenda Rubber Industrial Co., Ltd.	126,880	139,392
	Kindom Development Co., Ltd.	69,000	84,090
	King Yuan Electronics Co., Ltd.	173,000	181,598
	King’s Town Bank Co., Ltd.	197,000	267,035
*	King’s Town Construction Co., Ltd.	24,000	31,803
	Kinpo Electronics	244,000	89,920
	Kinsus Interconnect Technology Corp.	60,000	145,317
	KS Terminals, Inc.	31,000	40,816
*	Kung Sing Engineering Corp.	69,000	29,836
	Kuo Toong International Co., Ltd.	29,399	22,213
	Kwong Lung Enterprise Co., Ltd.	23,000	32,135
	L&K Engineering Co., Ltd.	30,000	27,201
*	Lealea Enterprise Co., Ltd.	174,000	80,193
	Lelon Electronics Corp.	8,000	14,709
*	Lextar Electronics Corp.	69,000	43,630
	Li Cheng Enterprise Co., Ltd.	20,367	19,280
*	Li Peng Enterprise Co., Ltd.	119,000	32,510
	Lida Holdings, Ltd.	18,000	23,209
	Lien Hwa Industrial Holdings Corp.	68,440	95,747
*	Lingsen Precision Industries, Ltd.	127,000	47,413
*	Lite-On Semiconductor Corp.	38,000	56,044
	Lite-On Technology Corp.	420,000	684,145
	Long Bon International Co., Ltd.	44,000	20,942
	Long Da Construction & Development Corp.	66,000	34,395
	Longchen Paper & Packaging Co., Ltd.	131,350	74,134
	Lumax International Corp., Ltd.	22,000	48,479
	Lung Yen Life Service Corp.	33,000	60,924
	Macronix International	148,000	166,123
	Mayer Steel Pipe Corp.	30,000	16,951
	Mercuries & Associates Holding, Ltd.	103,400	75,223
*	Mercuries Life Insurance Co., Ltd.	286,113	85,058
*	Microbio Co., Ltd.	13,000	33,039
	Mirle Automation Corp.	46,000	64,206
	Mitac Holdings Corp.	125,944	124,408
	Netronix, Inc.	13,000	15,758
	Nexcom International Co., Ltd.	16,000	13,190
*	Nien Hsing Textile Co., Ltd.	13,000	7,307
	O-Bank Co., Ltd.	299,909	67,248
*	OptoTech Corp.	60,350	47,575
	Orient Semiconductor Electronics, Ltd.	82,709	32,037
	Oriental Union Chemical Corp.	99,000	56,841
*	Pacific Construction Co.	32,000	10,589
	Pan Jit International, Inc.	60,700	76,630
	Pan-International Industrial Corp.	117,000	70,267
	Pharmally International Holding Co., Ltd.	7,000	13,851
*	Phihong Technology Co., Ltd.	32,000	13,111

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Plastron Precision Co., Ltd.	17,000	$8,102
	Pou Chen Corp.	514,000	454,163
	President Securities Corp.	126,480	65,116
	Primax Electronics, Ltd.	32,000	49,741
	Prince Housing & Development Corp.	218,000	80,456
	Promate Electronic Co., Ltd.	41,000	50,974
	Qisda Corp.	317,000	207,678
	QST International Corp.	15,000	28,800
	Qualipoly Chemical Corp.	15,000	14,615
	Quanta Storage, Inc.	33,000	41,936
	Radiant Opto-Electronics Corp.	53,000	208,821
	Radium Life Tech Co., Ltd.	169,320	62,547
	Rechi Precision Co., Ltd.	61,000	40,980
	Rich Development Co., Ltd.	174,000	60,031
*	Ritek Corp.	183,121	66,720
*	Roo Hsing Co., Ltd.	117,000	46,884
	Ruentex Development Co., Ltd.	204,000	282,098
	Ruentex Industries, Ltd.	51,000	118,139
	Sampo Corp.	43,200	34,925
	San Fang Chemical Industry Co., Ltd.	20,000	14,492
*	San Far Property, Ltd.	23,540	16,352
	Sanyang Motor Co., Ltd.	89,000	70,177
	SDI Corp.	21,000	44,369
	Senao International Co., Ltd.	10,000	9,972
	Sesoda Corp.	18,144	13,964
	Shan-Loong Transportation Co., Ltd.	14,000	14,679
	Shihlin Electric & Engineering Corp.	64,000	110,385
	Shin Kong Financial Holding Co., Ltd.	1,821,137	507,267
*	Shining Building Business Co., Ltd.	68,330	24,290
	Shinkong Insurance Co., Ltd.	38,000	47,844
	Shinkong Synthetic Fibers Corp.	285,000	115,530
*	Shuttle, Inc.	55,000	17,003
	Sigurd Microelectronics Corp.	85,726	113,284
	Silicon Integrated Systems Corp.	102,492	40,296
	Sincere Navigation Corp.	48,410	24,144
	Sinher Technology, Inc.	8,000	12,718
	Sinon Corp.	105,000	71,621
	SinoPac Financial Holdings Co., Ltd.	433,000	162,097
	Sirtec International Co., Ltd.	16,000	14,615
	Siward Crystal Technology Co., Ltd.	28,000	20,240
	Soft-World International Corp.	2,000	5,692
	Solomon Technology Corp.	48,000	30,575
	Sunplus Technology Co., Ltd.	140,000	69,156
	Sunspring Metal Corp.	12,000	9,998
	Supreme Electronics Co., Ltd.	63,000	66,852
	Sweeten Real Estate Development Co., Ltd.	16,632	12,451
	Syncmold Enterprise Corp.	17,000	51,005
	Synnex Technology International Corp.	296,000	439,913
	Sysage Technology Co., Ltd.	19,000	26,359
	Systex Corp.	17,000	48,214
	T3EX Global Holdings Corp.	18,000	24,180
	TA Chen Stainless Pipe	176,841	135,600
	Ta Ya Electric Wire & Cable	115,440	81,254
	Taichung Commercial Bank Co., Ltd.	447,912	169,997
	Taiflex Scientific Co., Ltd.	39,000	68,409
	Tainan Enterprises Co., Ltd.	18,000	11,082
	Tainan Spinning Co., Ltd.	244,000	105,043
	Taishin Financial Holding Co., Ltd.	370,374	163,330
	Taiwan Business Bank	1,287,080	423,408

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,390	$16,840
	Taiwan Cogeneration Corp.	14,000	18,634
	Taiwan Fertilizer Co., Ltd.	172,000	308,194
	Taiwan Fire & Marine Insurance Co., Ltd.	54,000	37,294
	Taiwan FU Hsing Industrial Co., Ltd.	39,000	57,903
*	Taiwan Glass Industry Corp.	252,000	110,614
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	118,553
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	16,553
*	Taiwan Land Development Corp.	217,000	55,825
	Taiwan Navigation Co., Ltd.	92,000	53,771
	Taiwan PCB Techvest Co., Ltd.	53,000	75,536
	Taiwan Shin Kong Security Co., Ltd.	51,510	65,696
	Taiwan Styrene Monomer	64,000	36,068
*	Taiwan TEA Corp.	152,000	87,500
	Taiyen Biotech Co., Ltd.	15,000	17,161
	Te Chang Construction Co., Ltd.	13,000	13,335
	Teco Electric and Machinery Co., Ltd.	399,000	417,298
	Test-Rite International Co., Ltd.	46,000	40,452
	Thinking Electronic Industrial Co., Ltd.	7,000	26,591
	Thye Ming Industrial Co., Ltd.	28,000	27,005
*	Ton Yi Industrial Corp.	154,000	53,494
	Tong Yang Industry Co., Ltd.	87,000	114,786
	Tong-Tai Machine & Tool Co., Ltd.	18,000	8,881
	Topco Technologies Corp.	6,000	13,252
	Topoint Technology Co., Ltd.	17,000	12,884
	Toung Loong Textile Manufacturing	37,000	31,876
*	TPK Holding Co., Ltd.	81,000	142,950
	Transcend Information, Inc.	39,000	86,965
	TSRC Corp.	124,000	87,908
	Tung Ho Steel Enterprise Corp.	170,000	179,756
	TURVO International Co., Ltd.	14,000	38,618
	TYC Brother Industrial Co., Ltd.	38,000	27,549
*	Tycoons Group Enterprise	88,000	15,957
	Tyntek Corp.	60,000	36,775
	U-Ming Marine Transport Corp.	105,000	106,560
	Union Bank Of Taiwan	271,566	95,473
	Unitech Computer Co., Ltd.	19,000	16,358
	Unitech Printed Circuit Board Corp.	134,000	98,812
	United Orthopedic Corp.	10,000	11,723
*	United Renewable Energy Co., Ltd.	353,303	187,458
*	Unity Opto Technology Co., Ltd.	46,000	2,485
	Universal Cement Corp.	68,000	47,459
*	Unizyx Holding Corp.	81,000	63,932
	UPC Technology Corp.	149,316	67,924
	USI Corp.	207,000	127,863
	Utechzone Co., Ltd.	8,000	13,694
	Ve Wong Corp.	24,000	29,670
	Wafer Works Corp.	79,000	87,653
	Wah Lee Industrial Corp.	33,000	73,631
	Walsin Lihwa Corp.	409,000	254,152
*	Walton Advanced Engineering, Inc.	49,000	18,369
	Wan Hai Lines, Ltd.	109,000	99,978
	Wei Chuan Foods Corp.	79,000	55,310
	Weikeng Industrial Co., Ltd.	69,946	44,706
	Well Shin Technology Co., Ltd.	9,000	14,280
	Weltrend Semiconductor	18,000	19,313
	Winbond Electronics Corp.	697,000	414,002
	Wisdom Marine Lines Co., Ltd.	96,221	71,382
	Wistron Corp.	629,000	628,837

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Wistron NeWeb Corp.	65,000	$171,779
	Wowprime Corp.	12,000	31,370
	WPG Holdings, Ltd.	194,000	263,498
	WT Microelectronics Co., Ltd.	92,000	118,459
	WUS Printed Circuit Co., Ltd.	28,350	28,896
	Xxentria Technology Materials Corp.	19,000	37,943
*	Yang Ming Marine Transport Corp.	319,000	128,407
	YC INOX Co., Ltd.	90,000	72,114
*	Yea Shin International Development Co., Ltd.	36,000	19,332
	Yem Chio Co., Ltd.	56,700	28,965
	Yeong Guan Energy Technology Group Co., Ltd.	15,639	50,170
	YFY, Inc.	234,000	158,972
	Yi Jinn Industrial Co., Ltd.	23,000	11,186
*	Yieh Phui Enterprise Co., Ltd.	192,780	68,528
	Yonyu Plastics Co., Ltd.	12,000	13,745
	Youngtek Electronics Corp.	21,000	38,590
	Yuanta Futures Co., Ltd.	25,944	47,334
*	Yulon Motor Co., Ltd.	137,324	171,210
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	31,550
	Yungshin Construction & Development Co., Ltd.	22,000	29,815
	Zeng Hsing Industrial Co., Ltd.	7,000	33,370
	Zenitron Corp.	27,000	19,948
	Zhen Ding Technology Holding, Ltd.	74,000	313,623
*	Zig Sheng Industrial Co., Ltd.	151,000	42,442
*	Zinwell Corp.	56,000	35,626
	ZongTai Real Estate Development Co., Ltd.	27,000	36,485

TOTAL TAIWAN			31,187,578

THAILAND — (2.4%)
	Advanced Information Technology PCL, Class F	26,600	13,570
	AEON Thana Sinsap Thailand PCL	10,700	44,630
	Alucon PCL	2,100	10,309
	Amata Corp. PCL	143,200	53,756
	Ananda Development PCL	309,500	14,101
	AP Thailand PCL	293,300	58,815
*	Asia Aviation PCL	531,700	24,395
	Asia Plus Group Holdings PCL	195,300	10,402
	Asia Sermkij Leasing PCL	24,700	14,265
	Bangchak Corp. PCL	189,300	88,068
	Bangkok Airways PCL	83,900	13,406
	Bangkok Insurance PCL	12,500	108,286
	Bangkok Land PCL	1,828,300	56,901
*	Bangkok Life Assurance PCL	79,400	45,601
	Banpu PCL	612,000	128,615
	Cal-Comp Electronics Thailand PCL, Class F	528,800	39,023
*	CH Karnchang PCL	151,400	72,379
	CIMB Thai Bank PCL	1,663,800	28,827
*	COL PCL	44,700	26,963
*	Country Group Development PCL	1,002,600	20,588
	Eastern Polymer Group PCL, Class F	97,400	15,438
	Eastern Power Group PCL	112,400	13,992
	Eastern Water Resources Development and Management PCL, Class F	91,200	26,335
	Erawan Group PCL (The)	339,500	24,618
	Frasers Property Thailand PCL	9,085	2,813
	GFPT PCL	94,100	34,418
	Global Green Chemicals PCL, Class F	42,800	9,956
	Hana Microelectronics PCL	79,900	115,360
*	ICC International PCL	9,300	8,206
	IRPC PCL	1,487,900	96,432

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	$12,440
	KGI Securities Thailand PCL	205,600	18,339
	Khon Kaen Sugar Industry PCL	125,300	9,166
	Kiatnakin Phatra Bank PCL	47,300	59,945
	Lalin Property PCL	79,100	14,466
	LH Financial Group PCL	591,900	16,902
*	Loxley PCL	304,700	12,709
	LPN Development PCL	181,500	22,129
	MBK PCL	137,900	47,784
*	MCOT PCL	25,000	2,262
	MCS Steel PCL	39,600	16,136
*	Minor International PCL	496,800	266,193
*	Nusasiri PCL	1,661,900	13,330
	Origin Property PCL, Class F	71,000	15,035
	Platinum Group PCL (The), Class F	104,400	6,766
	Polyplex Thailand PCL	55,700	43,069
	Power Solution Technologies PCL, Class F	87,880	4,314
*	Precious Shipping PCL	146,100	22,782
	Property Perfect PCL	864,710	9,155
	Pruksa Holding PCL	61,400	19,306
	Quality Houses PCL	1,784,300	119,077
	Rojana Industrial Park PCL	217,500	26,797
	Saha Pathana Inter-Holding PCL	13,500	25,989
	Saha Pathanapibul PCL	16,100	34,093
	Saha-Union PCL	21,500	23,281
	Samart Corp. PCL	89,100	13,951
	Sansiri PCL	1,986,600	36,969
	SC Asset Corp. PCL	297,500	21,954
	Siam City Cement PCL	12,989	49,385
	Siam Future Development PCL	205,140	28,039
	Siamgas & Petrochemicals PCL	137,400	39,896
	Singha Estate PCL	555,700	19,791
	Sino-Thai Engineering & Construction PCL	131,600	42,646
	Somboon Advance Technology PCL	53,100	22,659
	SPCG PCL	74,000	47,010
*	Sri Trang Agro-Industry PCL	111,500	127,894
	Star Petroleum Refining PCL	215,300	36,611
	STP & I PCL	174,900	17,845
	Supalai PCL	300,700	151,471
	Super Energy Corp. PCL	2,236,200	59,551
	Thai Oil PCL	166,200	182,637
	Thai Rayon PCL	1,800	1,253
*	Thai Reinsurance PCL	381,800	16,415
	Thai Stanley Electric PCL	4,800	22,254
	Thai Union Group PCL, Class F	623,500	304,073
	Thaicom PCL	118,200	20,858
	Thanachart Capital PCL	55,100	48,616
	Thitikorn PCL	28,100	6,266
	Thoresen Thai Agencies PCL	239,200	21,182
	Tisco Financial Group PCL	33,500	76,045
	TKS Technologies PCL	47,500	8,458
	TMB Bank PCL	3,975,313	103,313
*	TMT Steel PCL	57,900	9,140
	TPI Polene PCL	1,283,800	56,843
	TPI Polene Power PCL	430,300	57,985
	True Corp. PCL	2,354,500	205,478
*	U City PCL, Class F	1,041,600	36,427
	Unique Engineering & Construction PCL	70,300	9,157
	Univanich Palm Oil PCL	72,000	11,273

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Vinythai PCL	48,600	$37,579
	WHA Corp. PCL	919,400	70,207
	Workpoint Entertainment PCL	22,300	7,048

TOTAL THAILAND			4,110,112

TURKEY — (0.8%)
	Aksa Akrilik Kimya Sanayii A.S.	22,276	21,523
*	Aksa Enerji Uretim A.S.	34,262	25,259
	Alarko Holding A.S.	45,997	33,947
*	Albaraka Turk Katilim Bankasi A.S.	217,318	42,180
	Anadolu Anonim Turk Sigorta Sirketi	23,246	18,463
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,190	86,405
	Aygaz A.S.	6,212	7,840
*	Bera Holding A.S.	69,189	74,327
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	14,851
*	Coca-Cola Icecek A.S.	14,655	78,728
	Dogan Sirketler Grubu Holding A.S.	222,832	64,661
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	17,592
#*	Global Yatirim Holding A.S.	33,214	21,038
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	35,285	23,313
	GSD Holding A.S.	115,760	29,058
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	74,160	46,291
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	144,418	53,415
	Kordsa Teknik Tekstil A.S.	8,668	11,283
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	15,219	21,972
*	NET Holding A.S.	83,578	31,403
	Nuh Cimento Sanayi A.S.	3,813	13,702
*	Pegasus Hava Tasimaciligi A.S.	3,703	17,564
*	Petkim Petrokimya Holding A.S.	45,394	22,172
	Polisan Holding A.S.	69,604	31,267
*	Sekerbank Turk A.S.	54,024	11,707
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	26,314	28,697
	TAV Havalimanlari Holding A.S.	35,534	58,511
#	Tekfen Holding A.S.	23,551	37,037
#*	Turkiye Halk Bankasi A.S.	131,320	73,705
*	Turkiye Sinai Kalkinma Bankasi A.S.	279,313	85,010
	Turkiye Sise ve Cam Fabrikalari A.S.	308,033	224,739
*	Ulker Biskuvi Sanayi A.S.	8,760	21,129
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	30,033

TOTAL TURKEY			1,378,822

UNITED ARAB EMIRATES — (0.6%)
*	Ajman Bank PJSC	119,010	22,155
	Aldar Properties PJSC	500,355	369,472
	Amanat Holdings PJSC	74,365	15,582
*	Bank of Sharjah	60,711	8,760
*	DAMAC Properties Dubai Co. PJSC	192,582	56,660
	Dana Gas PJSC	337,323	62,035
*	Deyaar Development PJSC	187,398	13,749
	Dubai Financial Market PJSC	268,997	60,572
	Dubai Investments PJSC	199,307	61,184
*	DXB Entertainments PJSC	374,808	11,646
*	Emaar Properties PJSC	347,810	249,243
*	Eshraq Investments PJSC	192,639	15,778
*	Manazel Real Estate PJSC	121,221	10,294
	National Bank of Ras Al-Khaimah PSC (The)	11,760	11,120
	RAK Properties PJSC	104,915	10,978

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Ras Al Khaimah Ceramics	55,920	$20,995

TOTAL UNITED ARAB EMIRATES		1,000,223

TOTAL COMMON STOCKS		166,909,130

PREFERRED STOCKS — (0.7%)

BRAZIL — (0.7%)
Banco ABC Brasil SA	14,860	31,595
* Banco ABC Brasil SA	176	374
Banco do Estado do Rio Grande do Sul SA, Class B	31,600	66,086
Braskem SA, Class A	7,000	27,864
Cia Ferro Ligas da Bahia - FERBASA	9,800	31,050
* Eucatex SA Industria e Comercio	6,900	8,899
Gerdau SA	158,000	600,559
Marcopolo SA	102,594	43,806
Randon SA Implementos e Participacoes	40,000	88,464
Unipar Carbocloro SA	11,493	60,590
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	81,000	153,870

TOTAL BRAZIL		1,113,157

RIGHTS/WARRANTS — (0.0%)

HONG KONG — (0.0%)
* Jiayuan International Group, Ltd. Rights 11/30/20	2,124	0

MALAYSIA — (0.0%)
* JAKS Resources Bhd Rights 11/12/20	160,320	10,032

SOUTH KOREA — (0.0%)
* Doosan Fuel Cell Co., Ltd. Rights 12/8/20	303	2,110
* Doosan Heavy Industries & Construction Co., Ltd. Rights 12/4/20	9,859	35,710

TOTAL SOUTH KOREA		37,820

TAIWAN — (0.0%)
* Da Li Development Co., Ltd. Rights 11/12/20	1,451	236
* Supreme Electronics Co., Ltd. Rights 10/28/20	6,242	0

TOTAL TAIWAN		236

THAILAND — (0.0%)
* MBK-W1, Inc. Warrants 1/21/21	5,516	1,380

TOTAL RIGHTS/WARRANTS		49,468

TOTAL INVESTMENT SECURITIES (Cost $164,920,616)		168,071,755

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	176,015	2,036,669

TOTAL INVESTMENTS — (100.0%) (Cost $166,957,154)		$170,108,424

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	8	12/18/20	$1,318,841	$1,305,880	$(12,961)

Total Futures Contracts			$1,318,841	$1,305,880	$(12,961)

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,161,334	—	—	$5,161,334
Chile	4,572	$764,112	—	768,684
China	4,263,802	45,264,151	—	49,527,953
Colombia	289,843	—	—	289,843
Greece	—	323,777	—	323,777
Hong Kong	90,440	293,643	—	384,083
India	—	19,222,429	—	19,222,429
Indonesia	—	2,620,907	—	2,620,907
Malaysia	—	3,545,043	—	3,545,043
Mexico	4,155,779	—	—	4,155,779
Philippines	—	1,384,232	—	1,384,232
Poland	—	1,161,459	—	1,161,459
Qatar	—	1,556,675	—	1,556,675
Russia	990,167	119,292	—	1,109,459
Saudi Arabia	—	4,233,028	—	4,233,028
South Africa	444,141	5,726,376	—	6,170,517
South Korea	234,645	27,382,548	—	27,617,193
Taiwan	—	31,187,578	—	31,187,578
Thailand	4,110,112	—	—	4,110,112
Turkey	—	1,378,822	—	1,378,822
United Arab Emirates	—	1,000,223	—	1,000,223
Preferred Stocks
Brazil	1,113,157	—	—	1,113,157
Rights/Warrants
Malaysia	—	10,032	—	10,032
South Korea	—	37,820	—	37,820
Taiwan	—	236	—	236
Thailand	—	1,380	—	1,380
Securities Lending Collateral	—	2,036,669	—	2,036,669
Futures Contracts**	(12,961)	—	—	(12,961)

TOTAL	$20,845,031	$149,250,432	—	$170,095,463

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (12.2%)
	Activision Blizzard, Inc.	71,997	$5,452,333
	AT&T, Inc.	24,711,997	667,718,159
#	CenturyLink, Inc.	6,786,363	58,498,449
# *	Charter Communications, Inc., Class A	891,570	538,347,797
	Comcast Corp., Class A	16,600,301	701,196,714
# *	Discovery, Inc., Class A	1,025,284	20,751,748
*	Discovery, Inc., Class C	1,499,030	27,462,230
*	DISH Network Corp., Class A	631,400	16,094,386
#	Fox Corp., Class A	827,381	21,942,144
# *	Fox Corp., Class B	322,091	8,419,459
*	GCI Liberty, Inc., Class A	59,566	4,838,546
	Interpublic Group of Cos., Inc. (The)	603,319	10,914,041
*	Liberty Broadband Corp., Class A	27,366	3,846,291
*	Liberty Broadband Corp., Class C	180,191	25,534,867
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,308,057
*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	2,838,445
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	5,431,846
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	12,404,654
*	Madison Square Garden Entertainment Corp.	12,866	836,290
	News Corp., Class A	527,829	6,930,395
	News Corp., Class B	64,856	844,425
*	T-Mobile US, Inc.	1,353,820	148,338,057
	Verizon Communications, Inc.	1,569,276	89,433,039
	ViacomCBS, Inc., Class A	2,909	86,863
#	ViacomCBS, Inc., Class B	1,162,684	33,217,882
	Walt Disney Co. (The)	2,459,943	298,268,089
# *	Zillow Group, Inc., Class C	6,600	584,892

TOTAL COMMUNICATION SERVICES			2,711,540,098

CONSUMER DISCRETIONARY — (7.3%)
	Advance Auto Parts, Inc.	260,851	38,418,135
	Aptiv P.L.C.	26,888	2,594,423
	Aramark	1,078,429	29,915,620
#	Autoliv, Inc.	417,162	31,620,880
	BorgWarner, Inc.	1,104,771	38,644,890
*	Capri Holdings, Ltd.	24,034	510,002
# *	CarMax, Inc.	284,293	24,574,287
#	Carnival Corp.	1,362,066	18,673,925
*	Dollar Tree, Inc.	461,159	41,651,881
	DR Horton, Inc.	3,067,017	204,907,406
	Ford Motor Co.	14,472,891	111,875,447
	Gap, Inc. (The)	942,706	18,335,632
	Garmin, Ltd.	538,112	55,974,410
	General Motors Co.	5,891,402	203,430,111
	Gentex Corp.	1,383,656	38,285,762
	Genuine Parts Co.	729	65,923
#	Harley-Davidson, Inc.	351,262	11,549,495
	Hasbro, Inc.	7,221	597,321
#	Hyatt Hotels Corp., Class A	139,548	7,694,677
#	Kohl’s Corp.	522,185	11,117,319
	Lear Corp.	354,145	42,784,257
	Lennar Corp., Class A	976,815	68,601,717
	Lennar Corp., Class B	37,985	2,160,967
*	LKQ Corp.	1,704,698	54,533,289
	MGM Resorts International	2,363,685	48,621,000

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	566,921	$58,500,578
	Newell Brands, Inc.	402,281	7,104,282
# *	Norwegian Cruise Line Holdings, Ltd.	89,903	1,495,087
	PulteGroup, Inc.	2,382,974	97,130,020
	PVH Corp.	289,789	16,891,801
	Qurate Retail, Inc., Class A	63,525	430,064
	Ralph Lauren Corp.	235,179	15,721,716
#	Royal Caribbean Cruises, Ltd.	823,583	46,466,553
*	Skechers U.S.A., Inc., Class A	31,900	1,011,549
	Tapestry, Inc.	357,469	7,946,536
	Target Corp.	987,920	150,381,182
	Tiffany & Co.	56,092	7,339,077
	Toll Brothers, Inc.	212,428	8,981,456
# *	Veoneer, Inc.	289,615	4,451,383
#	Whirlpool Corp.	492,212	91,039,532

TOTAL CONSUMER DISCRETIONARY			1,622,029,592

CONSUMER STAPLES — (5.4%)
	Archer-Daniels-Midland Co.	1,086,745	50,251,089
	Bunge, Ltd.	586,403	33,266,642
	Conagra Brands, Inc.	578,611	20,303,460
	Constellation Brands, Inc., Class A	213,175	35,222,905
#	Coty, Inc., Class A	164,915	478,254
	Ingredion, Inc.	242,779	17,210,603
#	JM Smucker Co. (The)	861,442	96,653,792
	Kraft Heinz Co. (The)	972,558	29,750,549
	Kroger Co. (The)	2,814,340	90,649,891
#	Molson Coors Beverage Co., Class B	612,291	21,589,381
	Mondelez International, Inc., Class A	3,319,883	176,352,185
*	Pilgrim’s Pride Corp.	6,211	103,972
*	Post Holdings, Inc.	410,543	35,265,644
	Seaboard Corp.	13	44,785
	Tyson Foods, Inc., Class A	1,702,938	97,459,142
*	US Foods Holding Corp.	1,048,790	21,919,711
	Walgreens Boots Alliance, Inc.	3,314,155	112,813,836
	Walmart, Inc.	2,527,593	350,703,529

TOTAL CONSUMER STAPLES			1,190,039,370

ENERGY — (6.3%)
	Baker Hughes Co.	835,609	12,341,945
	Cabot Oil & Gas Corp.	91,300	1,624,227
	Chevron Corp.	5,532,109	384,481,575
	Cimarex Energy Co.	11,916	302,309
	Concho Resources, Inc.	713,342	29,610,826
	ConocoPhillips	5,021,111	143,704,197
	EOG Resources, Inc.	509,074	17,430,694
	Exxon Mobil Corp.	11,469,927	374,149,019
	Halliburton Co.	750,288	9,048,473
	Hess Corp.	1,025,197	38,157,832
	HollyFrontier Corp.	677,592	12,542,228
	Kinder Morgan, Inc.	4,348,380	51,745,722
	Marathon Petroleum Corp.	3,025,264	89,245,288
	National Oilwell Varco, Inc.	367,500	3,087,000
	Occidental Petroleum Corp.	3,379,021	30,850,462
	Parsley Energy, Inc., Class A	89,221	893,102
	Phillips 66	938,504	43,790,597
	Pioneer Natural Resources Co.	472,250	37,572,210
	Schlumberger, Ltd.	1,726,615	25,795,628

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Targa Resources Corp.	435,529	$6,990,240
	Valero Energy Corp.	2,205,565	85,156,865
	Williams Cos., Inc. (The)	303,551	5,825,144

TOTAL ENERGY			1,404,345,583

FINANCIALS — (19.1%)
	Aflac, Inc.	1,550,399	52,636,046
	Alleghany Corp.	33,873	18,526,160
	Allstate Corp. (The)	789,514	70,069,367
	Ally Financial, Inc.	3,002,913	80,117,719
	American Financial Group, Inc.	352,608	26,424,444
	American International Group, Inc.	1,394,612	43,916,332
*	Arch Capital Group, Ltd.	522,976	15,799,105
	Assurant, Inc.	225,564	28,053,395
*	Athene Holding, Ltd., Class A	122,622	3,933,714
	Axis Capital Holdings, Ltd.	76,336	3,258,784
	Bank of America Corp.	11,516,295	272,936,215
	Bank of New York Mellon Corp. (The)	3,558,490	122,269,716
*	Berkshire Hathaway, Inc., Class B	2,382,817	481,090,752
#	BOK Financial Corp.	6,114	359,136
	Capital One Financial Corp.	1,607,170	117,451,984
	Charles Schwab Corp. (The)	3,700	152,107
	Chubb, Ltd.	588,566	76,460,609
	Citigroup, Inc.	6,244,483	258,646,486
	Citizens Financial Group, Inc.	912,076	24,854,071
	CNA Financial Corp.	188,355	5,611,095
	Comerica, Inc.	155,103	7,058,738
	East West Bancorp, Inc.	105,524	3,849,516
	Equitable Holdings, Inc.	1,600	34,384
	Everest Re Group, Ltd.	128,328	25,290,882
	Fifth Third Bancorp	4,725,885	109,735,050
#	Franklin Resources, Inc.	47,772	895,725
	Goldman Sachs Group, Inc. (The)	1,149,360	217,275,014
	Hartford Financial Services Group, Inc. (The)	2,301,121	88,639,181
	Huntington Bancshares, Inc.	6,599,570	68,899,511
	Invesco, Ltd.	87,616	1,148,646
#	Jefferies Financial Group, Inc.	303,442	5,920,153
	JPMorgan Chase & Co.	6,419,313	629,349,446
	KeyCorp	3,705,439	48,096,598
#	Lincoln National Corp.	716,472	25,148,167
	Loews Corp.	1,034,793	35,886,621
	M&T Bank Corp.	159,324	16,502,780
*	Markel Corp.	299	278,907
	MetLife, Inc.	1,658,135	62,760,410
	Morgan Stanley	4,487,383	216,067,491
	New York Community Bancorp, Inc.	866,415	7,199,909
	Northern Trust Corp.	7,507	587,573
	Old Republic International Corp.	789,063	12,845,946
	People’s United Financial, Inc.	396,896	4,234,880
	PNC Financial Services Group, Inc. (The)	1,160,536	129,840,768
	Principal Financial Group, Inc.	1,679,227	65,859,283
	Prosperity Bancshares, Inc.	47,592	2,622,795
	Prudential Financial, Inc.	748,601	47,925,436
	Raymond James Financial, Inc.	1,486	113,590
	Regions Financial Corp.	5,577,353	74,178,795
	Reinsurance Group of America, Inc.	221,354	22,361,181
	RenaissanceRe Holdings, Ltd.	112,797	18,241,531
#	Santander Consumer USA Holdings, Inc.	811,033	16,496,411
	Signature Bank	400	32,296

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	State Street Corp.	411,456	$24,234,758
	Synchrony Financial	1,127,396	28,207,448
	Synovus Financial Corp.	149,872	3,896,672
#	TCF Financial Corp.	136,600	3,716,886
	Travelers Cos., Inc. (The)	1,133,690	136,847,720
	Truist Financial Corp.	2,913,713	122,725,592
	U.S. Bancorp	657,735	25,618,778
	Unum Group	708,633	12,514,459
#	Voya Financial, Inc.	184,436	8,840,017
	Wells Fargo & Co.	6,860,993	147,168,300
	WR Berkley Corp.	260,023	15,632,583
	Zions Bancorp NA	744,970	24,040,182

TOTAL FINANCIALS			4,221,388,246

HEALTH CARE — (18.2%)
	Abbott Laboratories	442,207	46,480,378
	AbbVie, Inc.	132,116	11,243,072
*	Alexion Pharmaceuticals, Inc.	240,764	27,721,567
	Anthem, Inc.	1,214,817	331,402,078
	Becton Dickinson and Co.	110,653	25,575,228
*	Biogen, Inc.	218,663	55,118,382
*	Bio-Rad Laboratories, Inc., Class A	28,257	16,570,470
*	Boston Scientific Corp.	2,600	89,102
	Bristol-Myers Squibb Co.	2,042,046	119,357,589
	Cardinal Health, Inc.	594,680	27,230,397
*	Centene Corp.	1,663,793	98,330,166
*	Change Healthcare, Inc.	1,125,378	15,924,099
	Cigna Corp.	1,527,633	255,068,882
	CVS Health Corp.	5,429,176	304,522,482
	Danaher Corp.	1,305,032	299,557,045
# *	DaVita, Inc.	1,052,762	90,800,722
	DENTSPLY SIRONA, Inc.	248,765	11,739,220
*	Elanco Animal Health, Inc.	77,428	2,401,042
#	Envista Holdings Corp.	589,075	15,563,362
	Gilead Sciences, Inc.	2,830	164,565
*	Henry Schein, Inc.	212,081	13,484,110
	Humana, Inc.	517,327	206,558,325
*	IQVIA Holdings, Inc.	252,261	38,845,671
*	Jazz Pharmaceuticals P.L.C.	215,831	31,101,247
*	Laboratory Corp. of America Holdings	758,731	151,571,692
	McKesson Corp.	564,863	83,311,644
	Medtronic P.L.C.	2,765,500	278,126,335
# *	Mylan NV	3,247,346	47,216,411
	PerkinElmer, Inc.	110,802	14,354,399
	Perrigo Co. P.L.C.	386,545	16,957,729
	Pfizer, Inc.	19,158,608	679,747,412
	Quest Diagnostics, Inc.	971,775	118,692,598
	STERIS P.L.C.	209,232	37,073,818
# *	Syneos Health, Inc.	13,705	727,461
	Thermo Fisher Scientific, Inc.	972,192	459,963,479
*	United Therapeutics Corp.	2,261	303,494
	UnitedHealth Group, Inc.	5,974	1,822,906
	Universal Health Services, Inc., Class B	541,236	59,292,404
	Zimmer Biomet Holdings, Inc.	321,959	42,530,784

TOTAL HEALTH CARE			4,036,541,767

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (13.1%)
*	AECOM	520,350	$23,332,494
	AGCO Corp.	237,816	18,318,966
	Alaska Air Group, Inc.	384,393	14,564,651
	AMERCO	84,561	29,356,197
	AMETEK, Inc.	142,769	14,019,916
	Arcosa, Inc.	75,409	3,481,634
#	Carlisle Cos., Inc.	360,180	44,615,497
	Carrier Global Corp.	2,459,412	82,119,767
	Cummins, Inc.	402,700	88,549,703
	Deere & Co.	52,188	11,789,791
	Delta Air Lines, Inc.	2,870,455	87,950,741
	Dover Corp.	414,398	45,878,003
	Eaton Corp. P.L.C.	1,799,024	186,720,701
	Emerson Electric Co.	244,394	15,834,287
	FedEx Corp.	1,020,334	264,746,063
	Fluor Corp.	363	4,120
	Fortive Corp.	175,819	10,830,450
	Fortune Brands Home & Security, Inc.	521,389	42,164,728
	General Dynamics Corp.	176,445	23,172,522
	General Electric Co.	4,443,488	32,970,681
	Howmet Aerospace, Inc.	2,015,303	34,763,977
	Hubbell, Inc.	28,196	4,102,800
*	Ingersoll Rand, Inc.	794,995	27,777,125
	Jacobs Engineering Group, Inc.	414,256	39,354,320
# *	JetBlue Airways Corp.	1,277,141	15,287,378
	Johnson Controls International P.L.C.	1,549,925	65,422,334
	Kansas City Southern	679,296	119,651,197
	L3Harris Technologies, Inc.	22,363	3,602,903
	ManpowerGroup, Inc.	187,231	12,707,368
	Nielsen Holdings P.L.C.	1,069,797	14,452,957
	Norfolk Southern Corp.	1,309,901	273,926,497
	nVent Electric P.L.C.	13,164	237,610
	Oshkosh Corp.	237,884	16,023,866
	Otis Worldwide Corp.	1,229,706	75,356,384
	Owens Corning	523,034	34,243,036
	PACCAR, Inc.	767,237	65,506,695
	Parker-Hannifin Corp.	122,428	25,509,098
	Pentair P.L.C.	1,022,156	50,862,483
	Quanta Services, Inc.	652,376	40,727,834
	Raytheon Technologies Corp.	2,533,591	137,624,663
	Republic Services, Inc.	1,835,706	161,854,198
	Roper Technologies, Inc.	163	60,528
*	Sensata Technologies Holding P.L.C.	637,677	27,872,862
#	Snap-on, Inc.	314,577	49,555,315
	Southwest Airlines Co.	1,535,086	60,681,950
	Stanley Black & Decker, Inc.	768,993	127,806,637
	Textron, Inc.	1,933,985	69,236,663
	Trane Technologies P.L.C.	838,276	111,281,139
*	United Airlines Holdings, Inc.	1,819,118	61,595,335
*	United Rentals, Inc.	234,610	41,828,617
	Westinghouse Air Brake Technologies Corp.	306,885	18,198,280
# *	XPO Logistics, Inc.	844,422	75,997,980

TOTAL INDUSTRIALS			2,903,530,941

INFORMATION TECHNOLOGY — (10.1%)
*	Akamai Technologies, Inc.	37,876	3,602,765
	Amdocs, Ltd.	720,716	40,633,968
	Analog Devices, Inc.	608,583	72,135,343
*	Arrow Electronics, Inc.	474,688	36,973,448
	Avnet, Inc.	5,178	127,741

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CACI International, Inc., Class A	4,400	$917,532
# *	Cerence, Inc.	658	35,914
*	Ciena Corp.	75,200	2,962,128
	Cognizant Technology Solutions Corp., Class A	401,267	28,658,489
	Corning, Inc.	3,975,481	127,096,128
	Dolby Laboratories, Inc., Class A	16,857	1,265,624
	DXC Technology Co.	784,579	14,451,945
	Fidelity National Information Services, Inc.	1,257,803	156,709,676
*	Fiserv, Inc.	371,625	35,479,039
*	Flex, Ltd.	1,342,960	19,002,884
	Global Payments, Inc.	229,842	36,255,277
	Hewlett Packard Enterprise Co.	8,061,105	69,647,947
	HP, Inc.	9,358,742	168,083,006
	Intel Corp.	14,455,761	640,101,097
*	IPG Photonics Corp.	2,234	415,435
	Jabil, Inc.	219,735	7,282,018
	Juniper Networks, Inc.	1,222,205	24,101,883
	Lam Research Corp.	69,154	23,656,200
	Leidos Holdings, Inc.	736,625	61,139,875
	Marvell Technology Group, Ltd.	1,118,990	41,973,315
#	Microchip Technology, Inc.	36,736	3,860,219
*	Micron Technology, Inc.	5,123,071	257,895,394
# *	Nuance Communications, Inc.	4,368	139,383
# *	ON Semiconductor Corp.	2,093,562	52,527,471
*	Qorvo, Inc.	508,098	64,711,361
	Skyworks Solutions, Inc.	383,586	54,196,866
	SS&C Technologies Holdings, Inc.	269,664	15,969,502
	SYNNEX Corp.	94,091	12,386,139
	TE Connectivity, Ltd.	987,862	95,704,070
*	Vontier Corp.	70,327	2,021,198
	Western Digital Corp.	1,124,286	42,419,311
	Xerox Holdings Corp.	1,684,162	29,270,735

TOTAL INFORMATION TECHNOLOGY			2,243,810,326

MATERIALS — (6.7%)
	Air Products & Chemicals, Inc.	379,320	104,783,357
#	Albemarle Corp.	582,606	54,304,705
	Amcor P.L.C.	583,530	6,086,218
*	Arconic Corp.	504,858	10,975,613
	Ball Corp.	644	57,316
	Celanese Corp.	48,836	5,543,374
	CF Industries Holdings, Inc.	1,280,508	35,354,826
	Corteva, Inc.	1,042,756	34,390,093
	Dow, Inc.	1,428,019	64,960,584
	DuPont de Nemours, Inc.	1,041,364	59,232,784
	Eastman Chemical Co.	1,055,366	85,315,787
	Freeport-McMoRan, Inc.	5,292,912	91,779,094
	Huntsman Corp.	314,029	7,627,764
#	International Flavors & Fragrances, Inc.	36,015	3,697,300
	International Paper Co.	2,093,651	91,597,231
	Linde P.L.C.	730,934	161,053,998
	LyondellBasell Industries NV, Class A	639,100	43,746,395
	Martin Marietta Materials, Inc.	261,794	69,728,832
	Mosaic Co. (The)	646,659	11,963,192
	Newmont Corp.	1,816,840	114,170,226
	Nucor Corp.	2,509,981	119,876,693
	Packaging Corp. of America	104,846	12,003,819
	PPG Industries, Inc.	9,531	1,236,361
	Reliance Steel & Aluminum Co.	457,864	49,902,597

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
	MATERIALS — (Continued)
	Royal Gold, Inc.	120,793	$14,351,416
	Sonoco Products Co.	172,782	8,447,312
	Steel Dynamics, Inc.	1,692,329	53,274,517
	Valvoline, Inc.	1,033,732	20,333,508
	Vulcan Materials Co.	530,519	76,840,372
#	Westlake Chemical Corp.	372,164	25,165,730
	WestRock Co.	1,128,130	42,361,282

	TOTAL MATERIALS		1,480,162,296

	REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	741,002	37,346,501
*	Howard Hughes Corp. (The)	4,513	280,663
#	Jones Lang LaSalle, Inc.	218,089	24,613,525

	TOTAL REAL ESTATE		62,240,689

	UTILITIES — (0.3%)
	MDU Resources Group, Inc.	248,941	5,914,838
	NRG Energy, Inc.	1,169,432	36,977,440
	Vistra Corp.	1,084,247	18,833,370

	TOTAL UTILITIES		61,725,648

	TOTAL COMMON STOCKS		21,937,354,556

	RIGHTS/WARRANTS — (0.0%)

	ENERGY — (0.0%)
# * »	Occidental Petroleum Corp. 08/03/2027	255,733	631,660

	PREFERRED STOCKS — (0.0%)

	CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc.	1,905	186,347

	TOTAL INVESTMENT SECURITIES (Cost $17,495,389,506)		21,938,172,563

	TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.026%	105,448,025	105,448,025

	SECURITIES LENDING COLLATERAL — (0.5%)
@ §	The DFA Short Term Investment Fund	10,482,747	121,295,861

	TOTAL INVESTMENTS — (100.0%) (Cost $17,722,105,628)		$22,164,916,449

P.L.C.	Public Limited Company

†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities that have generally been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2020, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	929	12/18/20	$155,725,134	$151,645,315	$(4,079,819)

Total Futures Contracts			$155,725,134	$151,645,315	$(4,079,819)

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,711,540,098	—	—	$2,711,540,098
Consumer Discretionary	1,622,029,592	—	—	1,622,029,592
Consumer Staples	1,190,039,370	—	—	1,190,039,370
Energy	1,404,345,583	—	—	1,404,345,583
Financials	4,221,388,246	—	—	4,221,388,246
Health Care	4,036,541,767	—	—	4,036,541,767
Industrials	2,903,530,941	—	—	2,903,530,941
Information Technology	2,243,810,326	—	—	2,243,810,326
Materials	1,480,162,296	—	—	1,480,162,296
Real Estate	62,240,689	—	—	62,240,689
Utilities	61,725,648	—	—	61,725,648
Preferred Stocks
Consumer Discretionary	186,347	—	—	186,347
Rights/Warrants
Energy	—	$631,660	—	631,660
Temporary Cash Investments	105,448,025	—	—	105,448,025
Securities Lending Collateral	—	121,295,861	—	121,295,861
Futures Contracts**	(4,079,819)	—	—	(4,079,819)

TOTAL	$22,038,909,109	$121,927,521	—	$22,160,836,630

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (98.1%)
COMMUNICATION SERVICES — (2.9%)
	Adways, Inc.	22,400	$87,038
#	Aeria, Inc.	15,800	68,667
	Akatsuki, Inc.	30,200	1,345,505
# *	AlphaPolis Co., Ltd.	10,700	302,621
	Amuse, Inc.	7,400	179,996
#	AOI TYO Holdings, Inc.	139,131	535,855
	Asahi Broadcasting Group Holdings Corp.	54,000	349,490
#	Asahi Net, Inc.	102,300	922,384
	Ateam, Inc.	77,600	623,786
*	Atrae, Inc.	33,000	854,805
	Avex, Inc.	239,800	2,316,582
*	Bengo4.com, Inc.	2,400	317,646
# *	Broadmedia Corp.	55,200	49,118
#	Ceres, Inc.	24,900	483,927
	Daiichikosho Co., Ltd.	39,100	1,337,883
	DeNA Co., Ltd.	115,900	1,977,497
	Dip Corp.	177,300	3,406,527
*	Drecom Co., Ltd.	13,400	112,195
# *	eBook Initiative Japan Co., Ltd.	14,200	384,448
#	Extreme Co., Ltd.	17,300	220,455
	Faith, Inc.	56,010	477,218
	FAN Communications, Inc.	312,800	1,400,800
	Fibergate, Inc.	3,000	52,998
	Freebit Co., Ltd.	55,300	453,388
# *	GA Technologies Co., Ltd.	2,400	66,617
	Gakken Holdings Co., Ltd.	121,800	1,645,341
	Gree, Inc.	730,600	3,809,720
	GungHo Online Entertainment, Inc.	132,800	3,299,696
#	Gurunavi, Inc.	187,900	1,115,511
#	Imagica Group, Inc.	105,100	382,079
	Intage Holdings, Inc.	224,700	2,061,994
	Internet Initiative Japan, Inc.	126,400	5,655,192
	ITmedia, Inc.	30,000	689,043
*	Itokuro, Inc.	52,400	748,265
	Kadokawa Corp.	113,116	3,440,371
	Kamakura Shinsho, Ltd.	61,100	604,427
*	KLab, Inc.	141,900	1,142,474
*	LIFULL Co., Ltd.	327,500	1,231,120
	Macromill, Inc.	261,900	1,626,159
#	MarkLines Co., Ltd.	67,000	1,447,903
	Marvelous, Inc.	197,300	1,482,395
#	Members Co., Ltd.	45,500	776,109
#	Mixi, Inc.	229,900	6,327,043
# *	Mobile Factory, Inc.	10,500	98,507
	MTI, Ltd.	131,000	1,156,117
	Okinawa Cellular Telephone Co.	80,100	3,207,677
*	PR Times, Inc.	1,200	41,336
	Proto Corp.	155,200	1,671,428
# *	Shobunsha Holdings, Inc.	217,400	1,013,177
	SKY Perfect JSAT Holdings, Inc.	878,700	3,751,158
	SoldOut, Inc.	6,300	85,854
*	Synchro Food Co., Ltd.	24,900	67,965
	Toei Co., Ltd.	11,400	1,682,162
	Tohokushinsha Film Corp.	90,500	574,814
#	Tokyu Recreation Co., Ltd.	19,200	905,089

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
#	Tow Co., Ltd.	263,700	$708,047
	TV Asahi Holdings Corp.	32,600	492,534
	Tv Tokyo Holdings Corp.	89,000	1,984,280
	Usen-Next Holdings Co., Ltd.	52,500	674,726
	ValueCommerce Co., Ltd.	102,100	3,234,956
#	V-Cube, Inc.	80,700	1,776,981
*	Vector, Inc.	192,300	1,639,217
*	Vision, Inc.	121,300	1,052,884
	Wowow, Inc.	35,500	935,922
	Zenrin Co., Ltd.	231,150	2,539,583
	ZIGExN Co., Ltd.	381,400	1,134,831

TOTAL COMMUNICATION SERVICES			86,241,533

CONSUMER DISCRETIONARY — (16.2%)
	Adastria Co., Ltd.	165,140	2,866,325
	Adventure, Inc.	8,800	369,579
	Aeon Fantasy Co., Ltd.	48,932	944,357
*	Ahresty Corp.	152,700	440,030
# *	Aigan Co., Ltd.	60,800	131,056
	Ainavo Holdings Co., Ltd.	5,600	47,755
	Aisan Industry Co., Ltd.	215,700	924,525
*	Akebono Brake Industry Co., Ltd.	225,300	300,609
#	Alleanza Holdings Co., Ltd.	80,800	1,066,867
	Alpen Co., Ltd.	112,400	2,185,618
	Alpha Corp.	45,000	408,057
	Amiyaki Tei Co., Ltd.	28,200	763,492
	AOKI Holdings, Inc.	254,400	1,105,822
#	Aoyama Trading Co., Ltd.	289,500	1,379,094
	Arata Corp.	87,100	4,232,819
	Arcland Sakamoto Co., Ltd.	178,500	3,438,906
	Arcland Service Holdings Co., Ltd.	77,100	1,478,329
	Asahi Co., Ltd.	102,000	1,684,974
	Asante, Inc.	43,400	618,800
	Ashimori Industry Co., Ltd.	29,499	253,744
	ASKUL Corp.	64,400	2,473,365
#	Asti Corp.	19,400	227,443
#	Atom Corp.	650,600	5,217,419
	Atsugi Co., Ltd.	103,500	511,755
# *	Aucnet, Inc.	28,200	374,901
	Autobacs Seven Co., Ltd.	480,200	6,147,262
#	Avantia Co., Ltd.	74,800	610,341
#	Baroque Japan, Ltd.	91,600	557,802
# *	Beaglee, Inc.	35,300	741,134
#	Beauty Garage, Inc.	18,600	493,812
#	Beenos, Inc.	7,100	109,447
	Belluna Co., Ltd.	340,500	2,787,805
	Bic Camera, Inc.	224,400	2,478,379
#	Bookoff Group Holdings, Ltd.	66,600	522,582
	BRONCO BILLY Co., Ltd.	55,600	1,200,411
	Can Do Co., Ltd.	60,900	1,116,694
	Central Automotive Products, Ltd.	81,900	1,595,319
	Central Sports Co., Ltd.	45,100	954,361
#	Chikaranomoto Holdings Co., Ltd.	35,400	197,349
#	CHIMNEY Co., Ltd.	36,800	434,845
	Chiyoda Co., Ltd.	113,500	998,707
	Chofu Seisakusho Co., Ltd.	128,900	2,625,116
*	Choushimaru Co., Ltd.	7,600	83,661
	Chuo Spring Co., Ltd.	19,000	534,132
	Cleanup Corp.	139,400	635,502

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Colowide Co., Ltd.	351,400	$5,261,354
	Corona Corp.	99,000	892,022
# *	Create Restaurants Holdings, Inc.	558,900	2,924,831
	Curves Holdings Co., Ltd.	253,600	1,558,117
#	Daido Metal Co., Ltd.	256,600	1,244,000
	Daidoh, Ltd.	97,800	182,520
	Daikoku Denki Co., Ltd.	56,400	492,518
	Daikyonishikawa Corp.	255,500	1,416,223
	Dainichi Co., Ltd.	65,200	465,356
	DCM Holdings Co., Ltd.	713,300	8,838,267
#	DD Holdings Co., Ltd.	31,500	191,786
*	Descente, Ltd.	130,000	2,016,409
	Doshisha Co., Ltd.	158,100	2,909,091
	Doutor Nichires Holdings Co., Ltd.	179,486	2,519,610
#	Dynic Corp.	36,400	271,312
#	Eagle Industry Co., Ltd.	165,900	1,319,795
#	EAT& Holdings Co, Ltd.	33,000	576,164
#	EDION Corp.	514,500	5,067,708
	Enigmo, Inc.	147,600	1,978,968
	ES-Con Japan, Ltd.	179,200	1,455,915
	Eslead Corp.	45,200	570,629
	ESTELLE Holdings Co., Ltd.	12,600	71,253
	Exedy Corp.	178,100	2,245,310
	FCC Co., Ltd.	225,300	4,323,377
	Felissimo Corp.	17,800	214,305
	Fields Corp.	23,100	71,830
	Fine Sinter Co., Ltd.	10,300	155,573
#	First Juken Co., Ltd.	42,500	400,835
#	First-corp, Inc.	45,300	310,483
#	FJ Next Co., Ltd.	100,900	887,674
	Foster Electric Co., Ltd.	131,900	1,517,398
	France Bed Holdings Co., Ltd.	153,900	1,241,929
	F-Tech, Inc.	85,300	414,626
	Fuji Co., Ltd.	118,700	2,197,665
	Fuji Corp.	36,400	723,892
	Fuji Corp., Ltd.	168,200	862,510
	Fuji Kyuko Co., Ltd.	52,500	2,252,069
	Fujibo Holdings, Inc.	63,300	2,200,224
	Fujikura Composites, Inc.	127,100	412,511
#	Fujio Food Group, Inc.	100,600	1,335,016
	Fujishoji Co., Ltd.	51,200	354,133
#	Fujita Kanko, Inc.	44,200	640,939
	FuKoKu Co., Ltd.	66,400	414,514
*	Funai Electric Co., Ltd.	135,600	565,972
#	Furukawa Battery Co., Ltd. (The)	88,000	902,685
	Furyu Corp.	100,400	1,207,828
	Futaba Industrial Co., Ltd.	346,800	1,750,763
#	Gakkyusha Co., Ltd.	49,300	502,402
#	Genki Sushi Co., Ltd.	29,900	644,389
	Geo Holdings Corp.	216,200	3,216,814
#	Gfoot Co., Ltd.	87,000	375,606
	GLOBERIDE, Inc.	53,899	1,765,232
# *	Gokurakuyu Holdings Co., Ltd.	74,400	214,157
#	Golf Digest Online, Inc.	61,600	534,941
#	Greens Co., Ltd.	8,100	35,111
#	GSI Creos Corp.	31,592	549,325
	G-Tekt Corp.	147,400	1,660,814
	Gunze, Ltd.	103,400	3,805,737
	H2O Retailing Corp.	390,800	2,567,785

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Hagihara Industries, Inc.	79,000	$1,126,489
#	Hakuyosha Co., Ltd.	12,900	283,166
#	Hamee Corp.	36,100	614,819
#	Handsman Co., Ltd.	39,600	660,434
	Happinet Corp.	100,700	1,348,270
#	Harada Industry Co., Ltd.	23,300	192,858
	Hard Off Corp. Co., Ltd.	58,800	371,123
#	Haruyama Holdings, Inc.	54,800	347,310
	Heian Ceremony Service Co., Ltd.	8,300	64,308
	Heiwa Corp.	37,700	609,499
#	Hiday Hidaka Corp.	126,065	2,054,636
#	HI-LEX Corp.	115,600	1,221,353
#	Himaraya Co., Ltd.	32,100	262,307
#	Hinokiya Group Co., Ltd.	886	17,301
# *	Hiramatsu, Inc.	104,300	183,886
# *	HIS Co., Ltd.	173,400	2,338,324
#	H-One Co., Ltd.	136,000	745,210
	Honeys Holdings Co., Ltd.	114,040	1,058,270
	Hoosiers Holdings	266,100	1,695,139
#	Hotland Co., Ltd.	41,100	476,494
#	House Do Co., Ltd.	28,700	340,117
#	HUB Co., Ltd.	27,300	154,102
*	I K K, Inc.	56,900	356,745
#	IBJ, Inc.	86,800	775,236
	Ichibanya Co., Ltd.	96,058	4,873,060
	Ichikoh Industries, Ltd.	162,000	706,735
	IDOM, Inc.	399,100	2,184,388
	IJTT Co., Ltd.	143,880	645,833
	Imasen Electric Industrial	110,600	620,183
*	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	101,300	771,928
	Janome Sewing Machine Co., Ltd.	104,900	574,588
	Japan Best Rescue System Co., Ltd.	114,400	1,093,958
	Japan Wool Textile Co., Ltd. (The)	350,400	3,403,837
#	JFLA Holdings, Inc.	106,300	344,910
	JINS Holdings, Inc.	82,900	6,008,144
#	Joban Kosan Co., Ltd.	42,799	584,872
	Joshin Denki Co., Ltd.	109,800	2,723,037
	Joyful Honda Co., Ltd.	15,000	233,341
	JP-Holdings, Inc.	339,700	971,925
	JVCKenwood Corp.	747,400	1,011,212
# *	Kappa Create Co., Ltd.	79,600	1,083,238
	Kasai Kogyo Co., Ltd.	167,600	556,390
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	799,050
	Keiyo Co., Ltd.	245,000	1,857,128
	KFC Holdings Japan, Ltd.	69,400	1,660,615
	King Co., Ltd.	54,100	277,955
#	Kintetsu Department Store Co., Ltd.	53,900	1,650,120
#	Ki-Star Real Estate Co., Ltd.	50,600	1,254,263
# *	KNT-CT Holdings Co., Ltd.	57,800	534,433
	Kohnan Shoji Co., Ltd.	152,700	5,214,087
	Kojima Co., Ltd.	189,400	1,254,797
	Komatsu Matere Co., Ltd.	209,500	1,699,471
	KOMEDA Holdings Co., Ltd.	306,800	5,422,543
#	Komehyo Holdings Co., Ltd.	39,800	272,709
	Komeri Co., Ltd.	210,400	6,194,567
#	Konaka Co., Ltd.	163,506	409,898
	Koshidaka Holdings Co., Ltd.	188,000	703,277
	Kourakuen Holdings Corp.	72,000	1,121,989

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	KU Holdings Co., Ltd.	115,500	$855,220
#	Kura Sushi, Inc.	42,400	2,557,204
	Kurabo Industries, Ltd.	121,600	2,189,046
	Kushikatsu Tanaka Holdings Co.	8,000	132,351
*	KYB Corp.	133,400	2,758,308
	Kyoritsu Maintenance Co., Ltd.	126,862	4,539,141
*	Laox Co., Ltd.	13,500	22,029
	LEC, Inc.	156,800	2,214,418
*	Litalico, Inc.	42,200	1,113,621
	Look Holdings, Inc.	24,200	221,752
	Mamiya-Op Co., Ltd.	25,100	164,410
	Mars Group Holdings Corp.	83,200	1,277,104
	Maruzen CHI Holdings Co., Ltd.	106,300	372,871
	Matsuyafoods Holdings Co., Ltd.	56,700	1,870,303
	Media Do Co., Ltd.	32,700	2,312,492
	Meiko Network Japan Co., Ltd.	134,900	780,429
	Meiwa Estate Co., Ltd.	78,000	328,298
	Mikuni Corp.	154,900	380,836
*	Mitsuba Corp.	219,790	802,494
	Mizuno Corp.	119,700	2,002,335
	Monogatari Corp. (The)	31,300	3,198,577
	Morito Co., Ltd.	105,900	672,698
#	MrMax Holdings, Ltd.	158,200	1,158,763
	Murakami Corp.	30,200	748,749
	Musashi Seimitsu Industry Co., Ltd.	306,100	3,199,608
	Nafco Co., Ltd.	50,300	1,106,006
	Nagase Brothers, Inc.	200	10,441
	Nagawa Co., Ltd.	44,300	3,104,552
	Nakayamafuku Co., Ltd.	74,400	342,990
	New Art Holdings Co., Ltd.	8,934	53,579
	Nextage Co., Ltd.	193,700	2,325,207
	NHK Spring Co., Ltd.	453,200	2,740,327
	Nichirin Co., Ltd.	61,160	810,573
#	Nihon House Holdings Co., Ltd.	283,600	636,441
	Nihon Plast Co., Ltd.	107,800	419,535
	Nihon Tokushu Toryo Co., Ltd.	79,400	708,165
	Nikki Co., Ltd.	2,100	35,743
	Nippon Felt Co., Ltd.	84,000	388,079
#	Nippon Piston Ring Co., Ltd.	46,000	424,048
	Nippon Seiki Co., Ltd.	326,900	3,685,064
	Nishikawa Rubber Co., Ltd.	32,400	416,031
	Nishimatsuya Chain Co., Ltd.	268,000	4,357,939
	Nissan Shatai Co., Ltd.	503,800	4,253,989
	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	399,929
	Nittan Valve Co., Ltd.	93,500	184,310
	Nojima Corp.	199,700	5,604,585
#	Ohashi Technica, Inc.	66,800	892,338
	Ohsho Food Service Corp.	84,200	4,631,881
*	Oisix ra daichi, Inc.	63,300	1,973,480
	Onward Holdings Co., Ltd.	656,600	1,285,760
# *	Open Door, Inc.	53,800	613,390
#	Ozu Corp.	19,000	326,383
	Pacific Industrial Co., Ltd.	292,400	2,936,488
	PAL GROUP Holdings Co., Ltd.	135,300	1,574,015
#	PAPYLESS Co., Ltd.	33,000	844,166
	Paris Miki Holdings, Inc.	141,100	372,687
	PC Depot Corp.	183,381	1,119,082
	People Co., Ltd.	14,600	139,612
# *	Pepper Food Service Co., Ltd.	46,200	126,551

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	PIA Corp.	30,600	$833,751
	Piolax, Inc.	198,100	2,906,031
	Plenus Co., Ltd.	52,900	864,392
	Press Kogyo Co., Ltd.	629,500	1,675,227
	Pressance Corp.	238,000	3,246,842
*	QB Net Holdings Co., Ltd.	5,000	73,431
#	Raccoon Holdings, Inc.	90,200	1,718,686
	Regal Corp.	1,500	30,501
	Renaissance, Inc.	74,700	535,801
	Resorttrust, Inc.	440,600	6,205,277
	Rhythm Co., Ltd.	50,000	296,672
#	Riberesute Corp.	46,100	336,586
#	Ride On Express Holdings Co., Ltd.	46,900	1,015,441
# *	Right On Co., Ltd.	100,725	594,691
	Riken Corp.	59,500	1,415,073
	Ringer Hut Co., Ltd.	93,600	2,022,618
	Riso Kyoiku Co., Ltd.	626,300	1,830,669
#	Round One Corp.	434,500	3,412,640
	Royal Holdings Co., Ltd.	175,100	2,975,292
*	Royal Hotel, Ltd. (The)	2,100	24,672
	Sac’s Bar Holdings, Inc.	125,350	650,290
	Saizeriya Co., Ltd.	191,100	3,317,022
	Sakai Ovex Co., Ltd.	31,499	561,006
	San Holdings, Inc.	61,300	678,131
# *	Sanden Holdings Corp.	34,800	115,987
	Sanei Architecture Planning Co., Ltd.	55,200	909,722
	Sangetsu Corp.	306,650	4,419,363
	Sankyo Co., Ltd.	4,100	104,497
	Sankyo Seiko Co., Ltd.	248,900	1,000,152
#	Sanoh Industrial Co., Ltd.	157,800	913,945
	Sanyei Corp.	4,300	84,715
	Sanyo Electric Railway Co., Ltd.	112,598	2,212,859
	Sanyo Shokai, Ltd.	71,599	339,168
#	Scroll Corp.	182,600	1,404,312
	Seiko Holdings Corp.	165,882	2,089,416
	Seiren Co., Ltd.	309,200	4,900,175
	Senshukai Co., Ltd.	193,500	660,830
*	SFP Holdings Co., Ltd.	40,200	505,388
# *	Shidax Corp.	137,200	321,757
	Shikibo, Ltd.	65,500	579,334
	Shimachu Co., Ltd.	256,900	13,578,995
	Shimojima Co., Ltd.	46,100	588,950
	Shoei Co., Ltd.	153,500	4,674,504
*	Silver Life Co., Ltd.	2,000	37,514
	Snow Peak, Inc.	65,500	1,159,352
	SNT Corp.	197,100	365,385
	Soft99 Corp.	83,400	803,327
	Sotoh Co., Ltd.	47,400	430,279
	Space Value Holdings Co., Ltd.	199,500	1,076,714
	SPK Corp.	45,400	530,492
# *	SRS Holdings Co., Ltd.	132,600	1,142,409
	St Marc Holdings Co., Ltd.	100,800	1,436,714
	Step Co., Ltd.	61,500	855,365
	Studio Alice Co., Ltd.	52,700	972,460
	Suminoe Textile Co., Ltd.	32,800	616,225
	Sumitomo Riko Co., Ltd.	254,600	1,298,722
	Suncall Corp.	129,600	516,686
	Syuppin Co., Ltd.	124,400	1,014,996
	T RAD Co., Ltd.	39,800	474,654

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tachikawa Corp.	69,800	$814,750
	Tachi-S Co., Ltd.	198,640	2,006,985
	Taiho Kogyo Co., Ltd.	113,300	573,032
#	Takashimaya Co., Ltd.	701,000	5,239,986
	Take And Give Needs Co., Ltd.	65,910	323,428
	Takihyo Co., Ltd.	30,600	503,530
#	Tama Home Co., Ltd.	91,000	1,203,840
	Tamron Co., Ltd.	106,900	1,595,578
	Tbk Co., Ltd.	155,300	622,052
#	Tear Corp.	60,900	229,347
	Temairazu, Inc.	5,400	257,457
	Tenpos Holdings Co., Ltd.	27,600	502,535
#	T-Gaia Corp.	132,300	2,432,365
#	Tigers Polymer Corp.	79,800	331,816
	Toa Corp.	161,700	1,276,445
	Toabo Corp.	45,799	201,565
	Tokai Rika Co., Ltd.	322,000	5,046,015
	Token Corp.	47,650	3,585,913
*	Tokyo Base Co., Ltd.	109,300	421,455
	Tokyo Dome Corp.	537,700	4,300,782
	Tokyo Individualized Educational Institute, Inc.	78,300	434,691
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	120,249
	Tokyotokeiba Co., Ltd.	76,000	3,783,303
	Tomy Co., Ltd.	565,593	4,948,345
	Topre Corp.	227,500	2,286,778
	Toridoll Holdings Corp.	288,200	3,652,477
#	Torikizoku Co., Ltd.	27,900	410,148
	Tosho Co., Ltd.	96,100	1,115,689
	Toyo Tire Corp.	174,500	2,588,653
	TPR Co., Ltd.	157,300	1,883,584
	Treasure Factory Co., Ltd.	10,300	67,196
	TS Tech Co., Ltd.	135,593	3,753,046
	TSI Holdings Co., Ltd.	344,695	808,991
#	Tsukada Global Holdings, Inc.	86,100	199,264
	Tsukamoto Corp. Co., Ltd.	19,000	224,083
	Tsutsumi Jewelry Co., Ltd.	41,500	932,250
# *	Umenohana Co., Ltd.	22,200	209,091
	Unipres Corp.	254,800	1,973,728
	United Arrows, Ltd.	137,000	1,860,376
*	Unitika, Ltd.	265,600	875,225
*	Universal Entertainment Corp.	47,300	806,635
# *	VIA Holdings, Inc.	80,700	205,953
# *	Village Vanguard Co., Ltd.	35,500	355,007
# *	Visionary Holdings Co., Ltd.	50,109	152,629
	VT Holdings Co., Ltd.	536,700	1,884,537
	Wacoal Holdings Corp.	275,300	4,990,314
#	Waseda Academy Co., Ltd.	30,400	281,597
#	WATAMI Co., Ltd.	139,800	1,277,229
	Watts Co., Ltd.	52,100	395,531
	Weds Co., Ltd.	14,500	61,509
	World Co., Ltd.	13,100	166,324
	Xebio Holdings Co., Ltd.	167,000	1,090,569
*	Yachiyo Industry Co., Ltd.	40,800	180,773
	Yagi & Co., Ltd.	18,600	254,169
	Yamato International, Inc.	100,500	307,392
	Yasunaga Corp.	53,200	514,419
	Yellow Hat, Ltd.	225,100	3,694,404
#	Yomiuri Land Co., Ltd.	27,600	1,146,512
	Yondoshi Holdings, Inc.	106,520	1,814,118

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Yorozu Corp.	135,600	$1,464,451
#	Yoshinoya Holdings Co., Ltd.	229,900	4,225,914
#	Yossix Co., Ltd.	22,600	356,365
	Yutaka Giken Co., Ltd.	8,700	121,910

TOTAL CONSUMER DISCRETIONARY			483,403,233

CONSUMER STAPLES — (7.8%)
	Aeon Hokkaido Corp.	201,000	1,696,719
	AFC-HD AMS Life Science Co., Ltd.	48,300	316,212
#	Albis Co., Ltd.	38,700	935,833
	Arcs Co., Ltd.	274,400	6,074,534
	Artnature, Inc.	116,400	674,505
#	Axial Retailing, Inc.	105,200	4,468,549
	Belc Co., Ltd.	67,800	4,161,933
#	Bourbon Corp.	50,700	895,806
	Bull-Dog Sauce Co., Ltd.	3,000	36,189
	Cawachi, Ltd.	55,400	1,571,313
# *	C’BON COSMETICS Co., Ltd.	10,800	198,531
	Chubu Shiryo Co., Ltd.	153,500	2,038,439
	Chuo Gyorui Co., Ltd.	9,800	254,939
	cocokara fine, Inc.	128,360	8,432,779
	Como Co., Ltd.	2,600	60,831
#	Cota Co., Ltd.	91,242	1,142,859
	Create SD Holdings Co., Ltd.	68,700	2,215,570
	Daikokutenbussan Co., Ltd.	35,500	1,931,327
	Delica Foods Holdings Co., Ltd.	66,400	382,596
#	DyDo Group Holdings, Inc.	58,800	3,042,448
	Earth Corp.	34,700	2,204,190
	Ebara Foods Industry, Inc.	27,900	611,564
	Eco’s Co., Ltd.	43,100	919,583
	Ensuiko Sugar Refining Co., Ltd.	86,200	176,797
	Feed One Co., Ltd.	155,448	1,353,963
*	First Baking Co., Ltd.	12,000	114,431
	Fujicco Co., Ltd.	125,300	2,401,460
	Fujiya Co., Ltd.	67,800	1,507,386
	G-7 Holdings, Inc.	69,600	1,598,902
	Genky DrugStores Co., Ltd.	49,800	2,050,858
#	HABA Laboratories, Inc.	15,000	595,840
	Hagoromo Foods Corp.	17,900	535,262
	Halows Co., Ltd.	51,800	1,627,286
	Hayashikane Sangyo Co., Ltd.	29,400	159,595
	Heiwado Co., Ltd.	194,900	3,957,330
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	716,815
	Hokuto Corp.	135,500	2,849,782
	Ichimasa Kamaboko Co., Ltd.	37,500	374,014
	Imuraya Group Co., Ltd.	60,500	1,380,127
	Itochu-Shokuhin Co., Ltd.	35,100	1,836,073
	Itoham Yonekyu Holdings, Inc.	366,500	2,453,735
	Iwatsuka Confectionery Co., Ltd.	7,700	269,500
	JM Holdings Co., Ltd.	71,100	1,617,259
	J-Oil Mills, Inc.	64,100	2,264,210
#	Kadoya Sesame Mills, Inc.	15,600	578,291
	Kakiyasu Honten Co., Ltd.	52,800	1,255,290
	Kameda Seika Co., Ltd.	83,900	3,799,015
	Kaneko Seeds Co., Ltd.	41,300	598,498
	Kansai Super Market, Ltd.	89,900	1,032,884
	Kato Sangyo Co., Ltd.	160,300	5,326,123
	Kenko Mayonnaise Co., Ltd.	79,700	1,342,875
	Key Coffee, Inc.	4,900	100,144

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Kirindo Holdings Co., Ltd.	40,500	$1,354,155
#	Kitanotatsujin Corp.	258,100	1,202,443
	Kotobuki Spirits Co., Ltd.	71,000	3,292,160
	Kyokuyo Co., Ltd.	63,799	1,667,368
#	Lacto Japan Co., Ltd.	30,600	935,366
	Life Corp.	37,100	1,304,787
	Marudai Food Co., Ltd.	136,300	2,140,477
	Maruha Nichiro Corp.	197,607	4,138,883
	Maxvalu Tokai Co., Ltd.	45,200	1,126,672
	Medical System Network Co., Ltd.	161,200	707,897
	Megmilk Snow Brand Co., Ltd.	277,400	6,011,066
	Meito Sangyo Co., Ltd.	57,500	765,130
	Milbon Co., Ltd.	154,752	7,939,785
#	Ministop Co., Ltd.	90,500	1,131,883
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,778,200
	Mitsui Sugar Co., Ltd.	104,670	1,819,656
	Miyoshi Oil & Fat Co., Ltd.	42,900	471,613
	Morinaga Milk Industry Co., Ltd.	120,100	5,790,347
#	Morozoff, Ltd.	19,200	1,041,156
	Nagatanien Holdings Co., Ltd.	76,300	1,618,852
	Nakamuraya Co., Ltd.	28,400	1,085,692
	Natori Co., Ltd.	64,300	1,223,196
	Nichimo Co., Ltd.	17,000	294,211
	Nihon Chouzai Co., Ltd.	68,420	1,105,419
#	Niitaka Co., Ltd.	2,860	82,375
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	1,108,596
	Nippon Flour Mills Co., Ltd.	379,900	6,093,525
	Nippon Suisan Kaisha, Ltd.	1,794,300	6,911,990
	Nishimoto Co., Ltd.	13,300	237,932
	Nisshin Oillio Group, Ltd. (The)	171,400	4,926,879
	Nissin Sugar Co., Ltd.	104,400	1,818,919
	Nitto Fuji Flour Milling Co., Ltd.	8,100	510,192
#	Noevir Holdings Co., Ltd.	52,200	2,330,521
	Oenon Holdings, Inc.	317,700	1,228,018
#	OIE Sangyo Co., Ltd.	22,000	295,192
	Okuwa Co., Ltd.	153,500	2,056,276
	Olympic Group Corp.	52,200	490,751
	OUG Holdings, Inc.	19,800	539,459
	Pickles Corp.	23,800	639,556
	Prima Meat Packers, Ltd.	172,000	4,907,705
	Qol Holdings Co., Ltd.	162,300	1,770,104
#	Retail Partners Co., Ltd.	107,600	1,447,530
	Riken Vitamin Co., Ltd.	150,100	2,216,077
#	Rock Field Co., Ltd.	94,800	1,291,337
	Rokko Butter Co., Ltd.	82,400	1,341,509
	S Foods, Inc.	116,762	3,888,840
#	S&B Foods, Inc.	42,798	1,849,389
#	Sagami Rubber Industries Co., Ltd.	57,700	651,305
	San-A Co., Ltd.	114,500	4,768,996
	Sapporo Holdings, Ltd.	314,800	5,140,347
#	Sato Foods Co., Ltd.	800	33,062
	Satudora Holdings Co., Ltd.	1,300	24,868
	Shinobu Foods Products Co., Ltd.	1,600	8,739
#	Shoei Foods Corp.	68,000	2,468,203
#	Showa Sangyo Co., Ltd.	115,200	3,556,798
#	Soiken Holdings, Inc.	24,200	196,977
	ST Corp.	13,800	264,170
	Starzen Co., Ltd.	45,300	1,686,066
	Takara Holdings, Inc.	98,100	988,875

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Toho Co., Ltd.	49,900	$856,772
#	Tohto Suisan Co., Ltd.	14,399	536,419
	Torigoe Co., Ltd. (The)	94,500	913,791
	Toyo Sugar Refining Co., Ltd.	14,500	173,086
	Transaction Co., Ltd.	89,700	785,933
	United Super Markets Holdings, Inc.	365,600	3,932,849
	Valor Holdings Co., Ltd.	237,700	5,855,731
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,213,899
#	Watahan & Co., Ltd.	97,400	1,223,576
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	583,115
	YAKUODO Holdings Co., Ltd.	70,500	1,727,736
	Yamami Co.	1,200	24,943
	YA-MAN, Ltd.	149,500	2,127,490
	Yamatane Corp.	61,600	803,235
#	Yamaya Corp.	25,000	504,222
	Yamazawa Co., Ltd.	11,800	193,258
	Yokohama Reito Co., Ltd.	325,000	2,628,444
	Yomeishu Seizo Co., Ltd.	48,700	835,358
#	Yuasa Funashoku Co., Ltd.	14,300	410,597
	Yutaka Foods Corp.	3,900	66,161

TOTAL CONSUMER STAPLES			232,255,101

ENERGY — (1.3%)
	BP Castrol K.K.	44,100	511,135
	Cosmo Energy Holdings Co., Ltd.	344,800	5,047,210
*	Fuji Oil Co., Ltd.	292,200	514,080
	Itochu Enex Co., Ltd.	351,400	3,305,731
	Iwatani Corp.	222,900	10,113,538
	Japan Oil Transportation Co., Ltd.	15,500	379,073
	Japan Petroleum Exploration Co., Ltd.	230,100	3,638,313
#	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,455,789
	Modec, Inc.	128,800	1,870,984
#	Nippon Coke & Engineering Co., Ltd.	978,100	609,714
	Sala Corp.	324,100	1,816,598
#	San-Ai Oil Co., Ltd.	397,800	4,010,851
	Sinanen Holdings Co., Ltd.	47,500	1,376,964
	Toa Oil Co., Ltd.	46,200	790,475
	Toyo Kanetsu K.K.	48,700	1,042,359

TOTAL ENERGY			37,482,814

FINANCIALS — (8.6%)
	77 Bank, Ltd. (The)	366,652	5,127,484
#	Advance Create Co., Ltd.	31,700	596,578
	Aichi Bank, Ltd. (The)	53,800	1,472,306
# *	Aiful Corp.	1,614,500	4,791,997
#	Aizawa Securities Co., Ltd.	216,100	1,437,177
	Akatsuki Corp.	118,100	294,960
	Akita Bank, Ltd. (The)	100,440	1,361,529
	Aomori Bank, Ltd. (The)	125,800	2,779,001
	Asax Co., Ltd.	9,300	63,753
	Awa Bank, Ltd. (The)	245,300	5,900,915
	Bank of Iwate, Ltd. (The)	107,700	2,417,731
#	Bank of Kochi, Ltd. (The)	54,300	390,542
	Bank of Nagoya, Ltd. (The)	76,330	1,895,749
	Bank of Okinawa, Ltd. (The)	147,160	4,130,294
	Bank of Saga, Ltd. (The)	84,120	1,036,020
	Bank of the Ryukyus, Ltd.	237,880	1,961,807
#	Bank of Toyama, Ltd. (The)	14,500	412,265

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
#	Casa, Inc.	3,200	$37,897
	Chiba Kogyo Bank, Ltd. (The)	307,800	672,258
	Chugoku Bank, Ltd. (The)	559,500	4,847,049
	Chukyo Bank, Ltd. (The)	70,400	1,419,356
	Daishi Hokuetsu Financial Group, Inc.	274,500	5,272,001
	Daito Bank, Ltd. (The)	62,600	355,376
	eGuarantee, Inc.	178,100	3,966,363
	Ehime Bank, Ltd. (The)	216,700	2,322,692
#	Entrust, Inc.	28,900	253,965
	FIDEA Holdings Co., Ltd.	1,258,300	1,220,344
#	Financial Products Group Co., Ltd.	301,800	1,312,322
	First Bank of Toyama, Ltd. (The)	294,300	789,975
# *	First Brothers Co., Ltd.	31,900	287,643
	Fukui Bank, Ltd. (The)	149,800	2,679,402
#	Fukushima Bank, Ltd. (The)	39,700	84,377
	Fuyo General Lease Co., Ltd.	116,000	6,660,495
	GCA Corp.	118,000	738,763
#	GMO Financial Holdings, Inc.	252,300	1,450,591
	Gunma Bank, Ltd. (The)	1,786,640	5,668,191
	Hachijuni Bank, Ltd. (The)	638,800	2,359,134
	Hirogin Holdings, Inc.	1,301,600	7,084,132
#	Hirose Tusyo, Inc.	20,800	398,918
	Hokkoku Bank, Ltd. (The)	154,000	4,382,342
	Hokuhoku Financial Group, Inc.	834,800	7,921,727
	Hyakugo Bank, Ltd. (The)	1,446,009	4,428,152
	Hyakujushi Bank, Ltd. (The)	155,600	2,477,590
	Ichiyoshi Securities Co., Ltd.	219,700	878,614
	IwaiCosmo Holdings, Inc.	121,900	1,485,215
	Iyo Bank, Ltd. (The)	891,118	5,592,577
#	J Trust Co., Ltd.	451,500	960,129
	Jaccs Co., Ltd.	138,700	2,422,206
	Jafco Group Co., Ltd.	204,100	9,230,625
*	Japan Asia Investment Co., Ltd.	93,300	185,014
#	Japan Investment Adviser Co., Ltd.	70,300	844,536
	Japan Securities Finance Co., Ltd.	618,800	2,914,838
	Jimoto Holdings, Inc.	102,850	912,742
	Juroku Bank, Ltd. (The)	194,300	3,564,029
	Kansai Mirai Financial Group, Inc.	295,367	1,076,621
	Keiyo Bank, Ltd. (The)	730,000	3,287,275
	Kita-Nippon Bank, Ltd. (The)	50,206	915,399
	Kiyo Bank, Ltd. (The)	439,890	6,573,128
	Kyokuto Securities Co., Ltd.	146,800	952,332
	Kyushu Financial Group, Inc.	1,234,627	5,775,017
#	Kyushu Leasing Service Co., Ltd.	34,000	192,053
*	M&A Capital Partners Co., Ltd.	82,500	3,733,778
#	Marusan Securities Co., Ltd.	363,500	1,625,411
#	Mercuria Investment Co., Ltd.	70,500	406,470
	Michinoku Bank, Ltd. (The)	279,698	3,080,113
#	Mito Securities Co., Ltd.	359,500	748,650
	Miyazaki Bank, Ltd. (The)	108,900	2,349,438
	Mizuho Leasing Co., Ltd.	189,600	4,833,257
	Monex Group, Inc.	1,007,400	2,422,018
#	Money Partners Group Co., Ltd.	149,100	287,431
#	Morningstar Japan KK	11,800	52,303
	Musashino Bank, Ltd. (The)	208,600	3,092,777
	Nagano Bank, Ltd. (The)	54,299	729,968
	Nanto Bank, Ltd. (The)	194,300	3,447,720
#	NEC Capital Solutions, Ltd.	55,100	936,143
	NFC Holdings, Inc.	4,200	97,375

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Nishi-Nippon Financial Holdings, Inc.	866,500	$5,869,957
	North Pacific Bank, Ltd.	1,842,500	3,898,952
# *	OAK Capital Corp.	319,800	288,893
#	Ogaki Kyoritsu Bank, Ltd. (The)	242,000	5,398,609
	Oita Bank, Ltd. (The)	94,099	2,173,144
	Okasan Securities Group, Inc.	1,091,900	3,568,142
	Orient Corp.	110,300	122,400
	Premium Group Co., Ltd.	2,000	37,948
	Ricoh Leasing Co., Ltd.	93,200	2,499,300
	San ju San Financial Group, Inc.	126,510	1,580,797
	San-In Godo Bank, Ltd. (The)	980,700	4,935,733
#	Sawada Holdings Co., Ltd.	152,200	1,332,095
	Senshu Ikeda Holdings, Inc.	1,432,700	2,189,247
	Shiga Bank, Ltd. (The)	307,600	6,642,879
#	Shikoku Bank, Ltd. (The)	325,700	2,226,863
	Shimizu Bank, Ltd. (The)	54,600	867,125
	Sparx Group Co., Ltd.	604,900	1,305,269
	Strike Co., Ltd.	47,700	2,562,434
	Suruga Bank, Ltd.	202,600	661,638
#	Taiko Bank, Ltd. (The)	41,800	517,553
	Tochigi Bank, Ltd. (The)	633,200	1,095,907
	Toho Bank, Ltd. (The)	1,298,700	2,827,072
	Tohoku Bank, Ltd. (The)	64,700	638,293
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	3,321,893
	Tokyo Kiraboshi Financial Group, Inc.	179,438	1,957,179
#	Tomato Bank, Ltd.	54,500	520,505
	TOMONY Holdings, Inc.	954,550	2,877,290
#	Tottori Bank, Ltd. (The)	58,300	620,228
	Towa Bank, Ltd. (The)	184,000	1,211,474
	Toyo Securities Co., Ltd.	378,800	418,987
# *	Traders Holdings Co., Ltd.	13,720	53,078
	Tsukuba Bank, Ltd.	402,600	681,189
	Yamagata Bank, Ltd. (The)	181,000	2,234,892
	Yamaguchi Financial Group, Inc.	1,109,872	7,219,681
	Yamanashi Chuo Bank, Ltd. (The)	184,900	1,506,944

TOTAL FINANCIALS			256,629,955

HEALTH CARE — (4.4%)
	Advantage Risk Management Co., Ltd.	38,800	244,209
	ASKA Pharmaceutical Co., Ltd.	162,800	2,053,466
	Biofermin Pharmaceutical Co., Ltd.	28,700	652,206
	BML, Inc.	152,200	4,279,011
#	Carenet, Inc.	25,600	770,962
#	Charm Care Corp. KK	57,500	617,840
	CMIC Holdings Co., Ltd.	60,600	746,480
	Create Medic Co., Ltd.	38,700	370,710
	Daiken Medical Co., Ltd.	111,400	553,555
	Daito Pharmaceutical Co., Ltd.	77,380	2,956,078
#	Dvx, Inc.	44,300	435,529
	Eiken Chemical Co., Ltd.	198,100	3,789,899
	Elan Corp.	86,100	1,949,191
	EM Systems Co., Ltd.	242,600	1,829,294
	EPS Holdings, Inc.	196,700	1,781,964
	FALCO HOLDINGS Co., Ltd.	53,300	768,783
	FINDEX, Inc.	94,500	1,159,930
	Fuji Pharma Co., Ltd.	99,100	1,101,763
	Fukuda Denshi Co., Ltd.	57,200	3,866,963
	Fuso Pharmaceutical Industries, Ltd.	45,600	1,150,772
#	H.U. Group Holdings, Inc.	336,700	8,566,416

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Hogy Medical Co., Ltd.	84,200	$2,470,521
#	I’rom Group Co., Ltd.	31,800	533,821
	Iwaki & Co., Ltd.	156,700	758,961
# *	Japan Animal Referral Medical Center Co., Ltd.	9,600	220,364
	Japan Lifeline Co., Ltd.	387,300	4,997,780
	Japan Medical Dynamic Marketing, Inc.	99,300	2,095,633
	Jeol, Ltd.	243,000	7,744,954
	JMS Co., Ltd.	96,557	786,992
	Kanamic Network Co., Ltd.	106,000	804,019
#	Kissei Pharmaceutical Co., Ltd.	171,000	3,365,114
#	KYORIN Holdings, Inc.	256,000	4,629,580
	Linical Co., Ltd.	75,200	533,265
*	Medical Data Vision Co., Ltd.	152,500	3,581,302
#	Medius Holdings Co., Ltd.	67,100	543,526
	Menicon Co., Ltd.	76,400	5,394,423
#	Mizuho Medy Co., Ltd.	22,400	301,492
	Mochida Pharmaceutical Co., Ltd.	1,298	47,395
#	N Field Co., Ltd.	43,100	275,832
	Nakanishi, Inc.	166,000	2,962,259
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	3,223,033
	Nippon Chemiphar Co., Ltd.	13,400	327,898
	Nipro Corp.	525,800	5,532,561
	Nissui Pharmaceutical Co., Ltd.	78,000	742,149
	Paramount Bed Holdings Co., Ltd.	134,400	5,178,141
	Rion Co., Ltd.	52,100	1,121,253
#	Seed Co., Ltd.	72,900	424,546
	Seikagaku Corp.	248,900	2,288,988
	Shin Nippon Biomedical Laboratories, Ltd.	41,600	266,195
	Shofu, Inc.	69,200	987,907
#	Software Service, Inc.	19,700	2,122,604
	Solasto Corp.	318,000	3,881,860
	St-Care Holding Corp.	87,200	547,598
	Taiko Pharmaceutical Co., Ltd.	52,300	939,383
	Techno Medica Co., Ltd.	13,800	213,494
	Toho Holdings Co., Ltd.	292,000	5,400,111
	Tokai Corp.	139,800	2,727,144
	Torii Pharmaceutical Co., Ltd.	97,200	2,759,719
	Towa Pharmaceutical Co., Ltd.	175,400	3,248,531
	Tsukui Holdings Corp.	345,900	1,728,458
#	UNIMAT Retirement Community Co., Ltd.	27,300	249,995
#	Value HR Co., Ltd.	46,400	724,834
	Vital KSK Holdings, Inc.	272,800	2,454,884
# *	Wakamoto Pharmaceutical Co., Ltd.	112,300	263,711
	WIN-Partners Co., Ltd.	113,300	1,165,576

TOTAL HEALTH CARE			130,212,827

INDUSTRIALS — (29.1%)
#	A&A Material Corp.	26,000	261,991
#	Abist Co., Ltd.	19,600	499,674
	Advan Co., Ltd.	149,900	1,820,263
#	Advanex, Inc.	17,999	214,944
	Aeon Delight Co., Ltd.	90,100	2,371,961
#	Aichi Corp.	239,900	2,077,191
	Aida Engineering, Ltd.	315,900	2,416,114
	Ajis Co., Ltd.	28,900	822,163
	Alconix Corp.	151,600	2,146,157
#	Alinco, Inc.	80,500	673,699
	Alps Logistics Co., Ltd.	111,600	854,349
	Altech Co., Ltd.	10,900	30,812

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Altech Corp.	114,470	$2,114,767
	Anest Iwata Corp.	216,200	1,730,979
	Asahi Diamond Industrial Co., Ltd.	355,400	1,630,853
	Asahi Kogyosha Co., Ltd.	25,700	690,624
	Asanuma Corp.	44,000	1,699,954
#	Asukanet Co., Ltd.	56,500	596,419
	Bando Chemical Industries, Ltd.	215,300	1,175,294
	BayCurrent Consulting, Inc.	61,500	7,957,504
	Bell System24 Holdings, Inc.	218,600	3,299,319
	BeNEXT Group, Inc.	122,100	1,144,818
	Br Holdings Corp.	188,100	1,425,377
	Bunka Shutter Co., Ltd.	366,000	2,873,598
	Canare Electric Co., Ltd.	20,300	330,278
	Career Design Center Co., Ltd.	23,900	223,398
	Central Glass Co., Ltd.	229,300	4,920,444
	Central Security Patrols Co., Ltd.	53,000	1,642,085
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	108,700	1,756,282
	Chiyoda Integre Co., Ltd.	71,700	1,057,916
	Chodai Co., Ltd.	3,900	46,055
	Chori Co., Ltd.	73,000	1,097,533
	Chudenko Corp.	202,600	4,117,818
#	Chugai Ro Co., Ltd.	37,400	514,231
	Chuo Warehouse Co., Ltd.	21,000	234,747
#	CKD Corp.	10,300	171,432
	CMC Corp.	14,600	272,299
	Comany, Inc.	4,700	51,088
	Cosel Co., Ltd.	164,300	1,572,804
	Creek & River Co., Ltd.	57,400	549,736
	CTI Engineering Co., Ltd.	72,000	1,316,353
	CTS Co., Ltd.	166,400	1,455,091
	Dai-Dan Co., Ltd.	99,500	2,438,709
	Daido Kogyo Co., Ltd.	46,500	268,247
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	470,531
	Daihen Corp.	133,400	5,158,976
	Daiho Corp.	99,500	3,197,036
	Dai-Ichi Cutter Kogyo K.K.	22,000	451,688
	Daiichi Jitsugyo Co., Ltd.	54,700	1,946,833
	Daiichi Kensetsu Corp.	31,000	531,426
#	Daiki Axis Co., Ltd.	41,900	337,253
	Daiohs Corp.	22,100	198,340
	Daiseki Co., Ltd.	243,963	6,210,278
	Daiseki Eco. Solution Co., Ltd.	11,759	77,029
	Daisue Construction Co., Ltd.	48,200	376,214
	Daiwa Industries, Ltd.	216,200	1,941,320
	Denyo Co., Ltd.	108,700	2,426,789
#	DMG Mori Co., Ltd.	673,200	9,000,973
	DMW Corp.	4,800	146,632
	Duskin Co., Ltd.	289,200	7,382,247
	Ebara Jitsugyo Co., Ltd.	36,200	1,101,606
	Eidai Co., Ltd.	184,700	532,736
	Endo Lighting Corp.	29,600	169,397
	en-japan, Inc.	58,600	1,288,356
	Enshu, Ltd.	26,199	231,964
	EPCO Co., Ltd.	20,200	198,197
	ERI Holdings Co., Ltd.	1,500	9,347
	Escrow Agent Japan, Inc.	136,700	403,401
	F&M Co., Ltd.	41,700	598,683
*	FDK Corp.	47,198	401,994
#	Freund Corp.	75,600	496,995

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Fudo Tetra Corp.	109,680	$1,536,511
#	Fuji Corp.	422,100	8,485,887
	Fuji Die Co., Ltd.	55,300	329,536
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	23,888
	Fujikura, Ltd.	1,545,600	4,096,538
	Fujimak Corp.	12,600	85,017
	Fujisash Co., Ltd.	573,900	445,979
	Fujitec Co., Ltd.	264,100	5,754,873
	Fukuda Corp.	59,800	2,861,014
	Fukushima Galilei Co., Ltd.	84,100	3,147,263
	Fukuvi Chemical Industry Co., Ltd.	10,600	48,550
	Fukuyama Transporting Co., Ltd.	40,157	1,683,061
	FULLCAST Holdings Co., Ltd.	133,200	1,979,115
	Funai Soken Holdings, Inc.	249,470	5,396,379
	Furukawa Co., Ltd.	204,200	2,112,071
	Furukawa Electric Co., Ltd.	401,200	10,054,193
	Furusato Industries, Ltd.	65,000	821,269
	Futaba Corp.	233,600	1,989,249
	Gecoss Corp.	95,900	836,813
	Giken, Ltd.	82,700	2,929,058
	Glory, Ltd.	278,555	5,871,502
#	Grace Technology, Inc.	54,300	2,959,163
	GS Yuasa Corp.	390,883	6,822,713
	Hamakyorex Co., Ltd.	109,500	3,106,760
	Hanwa Co., Ltd.	236,700	4,589,065
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	92,618
	Hazama Ando Corp.	1,302,400	8,091,329
	Helios Techno Holding Co., Ltd.	109,800	311,636
	Hibiya Engineering, Ltd.	122,300	1,976,727
#	Hirakawa Hewtech Corp.	70,800	709,243
#	Hirano Tecseed Co., Ltd.	65,400	973,655
	Hisaka Works, Ltd.	127,300	1,075,766
	Hitachi Zosen Corp.	1,071,679	4,315,946
	Hito Communications Holdings, Inc.	43,900	570,359
#	Hokuetsu Industries Co., Ltd.	140,700	1,363,818
	Hokuriku Electrical Construction Co., Ltd.	74,200	813,738
	Hosokawa Micron Corp.	45,600	2,287,480
#	Howa Machinery, Ltd.	62,700	477,396
#	Ichikawa Co., Ltd.	1,000	12,529
	Ichiken Co., Ltd.	33,600	519,917
	Ichinen Holdings Co., Ltd.	137,500	1,593,101
	Idec Corp.	204,800	3,536,810
#	Ihara Science Corp.	52,200	827,811
	IHI Corp.	22,600	273,702
	Iino Kaiun Kaisha, Ltd.	573,100	1,973,085
	Inaba Denki Sangyo Co., Ltd.	353,300	8,505,149
	Inaba Seisakusho Co., Ltd.	62,800	802,826
	Inabata & Co., Ltd.	299,400	3,473,290
	Insource Co., Ltd.	56,375	1,476,169
#	Inui Global Logistics Co., Ltd.	81,480	708,879
	IR Japan Holdings, Ltd.	12,000	1,328,604
	Iseki & Co., Ltd.	124,500	1,604,387
	Ishii Iron Works Co., Ltd.	11,000	294,185
	Isolite Insulating Products Co., Ltd.	48,000	211,787
	Itoki Corp.	228,600	743,162
#	Iwaki Co., Ltd.	41,000	328,857
#	Iwasaki Electric Co., Ltd.	35,800	460,595
	JAC Recruitment Co., Ltd.	100,900	1,207,983
#	Jalux, Inc.	38,600	517,613

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Jamco Corp.	73,100	$412,249
#	Japan Asia Group, Ltd.	176,800	577,463
	Japan Elevator Service Holdings Co., Ltd.	143,400	5,511,681
#	Japan Foundation Engineering Co., Ltd.	128,800	526,648
	Japan Pulp & Paper Co., Ltd.	77,600	2,709,290
#	Japan Steel Works, Ltd. (The)	389,300	8,322,588
	Japan Transcity Corp.	251,200	1,173,190
#	JK Holdings Co., Ltd.	94,440	703,936
	Juki Corp.	185,300	785,452
	Kamei Corp.	154,500	1,560,502
	Kanaden Corp.	118,500	1,580,312
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,575,388
#	Kanamoto Co., Ltd.	205,200	4,233,228
	Kandenko Co., Ltd.	400,000	3,001,715
	Kanematsu Corp.	530,825	6,294,178
	Katakura Industries Co., Ltd.	152,600	1,686,707
	Kato Works Co., Ltd.	63,300	614,943
	KAWADA TECHNOLOGIES, Inc.	34,100	1,423,540
	Kawagishi Bridge Works Co., Ltd.	8,700	202,509
	Kawanishi Warehouse Co., Ltd.	1,700	17,012
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	179,665
# *	Kawasaki Kisen Kaisha, Ltd.	321,800	3,932,384
#	Kawata Manufacturing Co., Ltd.	25,100	186,681
	Keihin Co., Ltd.	15,700	202,435
	KFC, Ltd.	8,700	170,701
	Kimura Chemical Plants Co., Ltd.	107,500	436,759
	Kimura Unity Co., Ltd.	23,500	230,908
#	King Jim Co., Ltd.	43,500	364,596
*	Kinki Sharyo Co., Ltd. (The)	16,599	206,073
	Kintetsu World Express, Inc.	244,200	5,191,218
	Kitagawa Corp.	54,400	673,084
	Kitano Construction Corp.	25,672	622,385
	Kito Corp.	135,400	1,669,472
	Kitz Corp.	482,400	2,610,683
	Kobayashi Metals, Ltd.	7,900	20,980
# *	Kobe Electric Railway Co., Ltd.	37,299	1,281,319
#	Kobelco Eco-Solutions Co., Ltd.	21,399	428,239
	Koike Sanso Kogyo Co., Ltd.	12,600	279,425
	Kokusai Co., Ltd.	51,600	400,036
	Kokuyo Co., Ltd.	314,825	4,277,732
#	KOMAIHALTEC, Inc.	20,300	276,716
	Komatsu Wall Industry Co., Ltd.	49,300	801,422
	Komori Corp.	317,900	2,041,120
#	Kondotec, Inc.	123,800	1,195,784
	Konoike Transport Co., Ltd.	179,700	1,878,656
# *	Kosaido Co., Ltd.	212,900	1,246,177
	Kozo Keikaku Engineering, Inc.	20,700	491,373
#	KRS Corp.	37,800	594,192
	Kumagai Gumi Co., Ltd.	245,100	5,665,029
	Kyodo Printing Co., Ltd.	48,900	1,146,987
#	Kyokuto Boeki Kaisha, Ltd.	39,700	506,391
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	2,575,831
	Kyoritsu Printing Co., Ltd.	189,300	228,565
	Kyudenko Corp.	13,300	362,973
#	Like Co., Ltd.	63,200	1,292,085
#	Link And Motivation, Inc.	210,200	796,736
	Lonseal Corp.	13,900	217,896
	Maeda Corp.	914,100	6,581,664
	Maeda Kosen Co., Ltd.	121,000	3,212,049

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Maeda Road Construction Co., Ltd.	99,200	$1,653,685
	Maezawa Industries, Inc.	25,300	107,728
	Maezawa Kasei Industries Co., Ltd.	85,100	796,941
	Maezawa Kyuso Industries Co., Ltd.	64,200	1,377,118
	Makino Milling Machine Co., Ltd.	151,200	5,204,350
	Marufuji Sheet Piling Co., Ltd.	11,800	215,741
	Maruka Corp.	36,400	737,280
#	Marumae Co., Ltd.	28,300	240,498
	Maruwa Unyu Kikan Co., Ltd.	35,900	1,542,560
#	Maruyama Manufacturing Co., Inc.	18,800	227,408
	Maruzen Co., Ltd.	65,800	1,094,349
	Maruzen Showa Unyu Co., Ltd.	80,000	2,345,236
	Matching Service Japan Co., Ltd.	52,000	386,633
	Matsuda Sangyo Co., Ltd.	95,282	1,310,163
#	Matsui Construction Co., Ltd.	125,500	821,564
	Max Co., Ltd.	167,600	2,343,496
	Meidensha Corp.	227,210	3,474,268
	Meiji Electric Industries Co., Ltd.	52,500	664,023
	Meiji Shipping Co., Ltd.	102,500	342,095
	Meisei Industrial Co., Ltd.	268,800	2,069,849
	Meitec Corp.	169,000	8,378,202
#	Meiwa Corp.	145,600	572,648
	Mesco, Inc.	29,800	267,398
	METAWATER Co., Ltd.	153,600	3,601,150
	Mie Kotsu Group Holdings, Inc.	359,200	1,564,375
	Mirait Holdings Corp.	524,835	7,471,621
	Mitani Corp.	73,800	4,653,464
#	Mitani Sangyo Co., Ltd.	145,000	595,792
	Mitsubishi Kakoki Kaisha, Ltd.	39,700	734,929
	Mitsubishi Logisnext Co., Ltd.	179,200	1,512,524
	Mitsubishi Pencil Co., Ltd.	89,700	1,154,733
	Mitsuboshi Belting, Ltd.	163,400	2,557,974
*	Mitsui E&S Holdings Co., Ltd.	470,300	1,489,228
	Mitsui Matsushima Holdings Co., Ltd.	65,700	428,006
	Mitsui-Soko Holdings Co., Ltd.	138,800	2,450,030
	Mitsumura Printing Co., Ltd.	6,300	103,919
	Miyaji Engineering Group, Inc.	39,417	636,605
#	Mori-Gumi Co., Ltd.	69,500	192,968
#	Morita Holdings Corp.	211,100	3,859,126
	Musashi Co., Ltd.	5,000	96,086
#	NAC Co., Ltd.	61,300	528,376
	Nachi-Fujikoshi Corp.	87,400	3,464,323
	Nadex Co., Ltd.	40,600	241,634
	Nagase & Co., Ltd.	418,400	5,455,993
	Naigai Trans Line, Ltd.	40,500	467,617
	Nakabayashi Co., Ltd.	113,400	664,716
	Nakakita Seisakusho Co., Ltd.	3,700	94,438
	Nakamoto Packs Co., Ltd.	33,300	486,736
	Nakanishi Manufacturing Co., Ltd.	5,700	51,016
#	Nakano Corp.	107,000	421,300
	Namura Shipbuilding Co., Ltd.	321,428	454,205
	Narasaki Sangyo Co., Ltd.	25,400	502,791
#	Nexyz Group Corp.	30,500	280,780
*	Nice Corp.	32,400	398,534
	Nichias Corp.	392,400	8,498,721
	Nichiban Co., Ltd.	65,900	1,032,293
	Nichiden Corp.	98,900	2,054,511
	Nichiha Corp.	166,380	4,848,160
	Nichireki Co., Ltd.	167,400	2,699,591

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nihon Dengi Co., Ltd.	30,200	$978,165
	Nihon Flush Co., Ltd.	120,900	1,559,108
#	Nikkato Corp.	53,000	356,654
	Nikkiso Co., Ltd.	316,800	3,037,328
	Nikko Co., Ltd.	164,000	1,050,075
#	Nikkon Holdings Co., Ltd.	385,300	7,374,127
	Nippi, Inc.	11,900	411,182
#	Nippon Air Conditioning Services Co., Ltd.	183,100	1,279,006
	Nippon Aqua Co., Ltd.	27,600	180,465
	Nippon Carbon Co., Ltd.	60,400	2,103,030
	Nippon Concept Corp.	37,000	529,889
	Nippon Densetsu Kogyo Co., Ltd.	245,500	4,756,902
	Nippon Dry-Chemical Co., Ltd.	4,300	57,222
#	Nippon Filcon Co., Ltd.	15,700	77,424
#	Nippon Hume Corp.	139,300	1,071,309
	Nippon Kanzai Co., Ltd.	8,300	161,811
	Nippon Koei Co., Ltd.	78,800	2,077,378
	Nippon Parking Development Co., Ltd., Class C	1,271,000	1,558,319
#	Nippon Rietec Co., Ltd.	12,600	274,960
	Nippon Road Co., Ltd. (The)	46,100	3,348,744
#	Nippon Seisen Co., Ltd.	21,300	646,231
*	Nippon Sharyo, Ltd.	45,399	1,036,686
# *	Nippon Sheet Glass Co., Ltd.	319,200	1,109,772
#	Nippon Steel Trading Corp.	99,460	2,834,966
	Nippon Thompson Co., Ltd.	382,500	1,274,700
	Nippon Tungsten Co., Ltd.	6,699	113,040
	Nishimatsu Construction Co., Ltd.	345,000	6,701,641
	Nishi-Nippon Railroad Co., Ltd.	152,900	4,039,845
	Nishio Rent All Co., Ltd.	123,800	2,402,724
	Nissei ASB Machine Co., Ltd.	52,500	2,043,775
#	Nissei Corp.	38,900	445,378
	Nissei Plastic Industrial Co., Ltd.	127,000	1,025,809
	Nisshinbo Holdings, Inc.	908,180	6,053,091
	Nissin Corp.	95,000	1,329,914
	Nissin Electric Co., Ltd.	333,100	3,334,671
	Nitta Corp.	136,400	2,876,162
	Nitto Boseki Co., Ltd.	7,600	279,134
	Nitto Kogyo Corp.	178,200	3,291,854
	Nitto Kohki Co., Ltd.	66,900	1,111,630
	Nitto Seiko Co., Ltd.	180,900	784,925
	Nittoc Construction Co., Ltd.	132,600	1,010,643
	NJS Co., Ltd.	36,800	658,335
	Noda Corp.	145,500	968,603
	Nomura Co., Ltd.	505,600	3,264,963
	Noritake Co., Ltd.	59,600	1,753,255
	Noritsu Koki Co., Ltd.	123,900	2,293,337
	Noritz Corp.	196,500	2,865,329
#	NS Tool Co., Ltd.	53,500	1,148,346
	NS United Kaiun Kaisha, Ltd.	58,700	796,449
# *	NTN Corp.	2,880,500	5,342,422
#	Obara Group, Inc.	78,500	2,724,272
#	Ochi Holdings Co., Ltd.	8,900	143,046
	Odawara Engineering Co., Ltd.	4,900	110,485
#	Ohba Co., Ltd.	76,500	528,649
	Ohmoto Gumi Co., Ltd.	4,100	171,361
	Oiles Corp.	145,770	2,035,718
	Okabe Co., Ltd.	258,200	1,953,673
#	Okada Aiyon Corp.	42,800	402,011
#	Okamoto Machine Tool Works, Ltd.	21,699	469,611

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Okamura Corp.	381,500	$2,913,530
	OKUMA Corp.	137,100	6,654,537
	Okumura Corp.	182,380	4,224,981
	Onoken Co., Ltd.	111,900	1,245,868
	Organo Corp.	41,500	2,170,302
#	Oriental Consultants Holdings Co., Ltd.	6,100	112,183
	Origin Co., Ltd.	27,600	360,188
#	OSG Corp.	396,200	5,935,489
	OSJB Holdings Corp.	826,500	1,893,956
	Outsourcing, Inc.	732,300	6,791,351
	Oyo Corp.	129,300	1,484,363
#	Paraca, Inc.	35,900	543,289
	Parker Corp.	34,000	140,430
#	Pasco Corp.	11,200	134,373
	Pasona Group, Inc.	133,000	2,036,504
	Pegasus Sewing Machine Manufacturing Co., Ltd.	144,100	376,969
	Penta-Ocean Construction Co., Ltd.	1,716,400	10,884,002
	Phil Co., Inc.	10,900	210,835
	Pilot Corp.	74,100	2,066,928
	Prestige International, Inc.	671,400	5,713,478
	Pronexus, Inc.	108,700	1,130,766
	PS Mitsubishi Construction Co., Ltd.	213,300	1,151,420
	Punch Industry Co., Ltd.	105,700	444,031
	Quick Co., Ltd.	71,300	697,461
	Raito Kogyo Co., Ltd.	301,300	4,273,259
	Raiznext Corp.	307,200	3,560,142
#	Rasa Corp.	63,200	535,220
#	Relia, Inc.	248,100	2,822,973
	Rheon Automatic Machinery Co., Ltd.	120,500	1,169,457
	Rix Corp.	17,300	263,438
# *	Rozetta Corp.	22,800	435,664
	Ryobi, Ltd.	153,140	1,655,347
#	S LINE Co., Ltd.	23,800	219,800
	Sakai Heavy Industries, Ltd.	24,000	547,359
	Sakai Moving Service Co., Ltd.	74,500	3,363,272
# *	Sanix, Inc.	146,200	344,140
	Sanki Engineering Co., Ltd.	285,300	3,093,124
	Sanko Gosei, Ltd.	121,900	316,411
	Sanko Metal Industrial Co., Ltd.	16,200	388,598
	Sankyo Tateyama, Inc.	188,900	1,677,257
	Sanoyas Holdings Corp.	151,100	226,233
#	Sansei Technologies, Inc.	78,400	445,311
	Sansha Electric Manufacturing Co., Ltd.	64,300	368,951
	Sanwa Holdings Corp.	113,400	1,293,541
	Sanyo Denki Co., Ltd.	44,100	1,944,147
	Sanyo Engineering & Construction, Inc.	60,200	417,656
	Sanyo Industries, Ltd.	9,900	182,400
	Sanyo Trading Co., Ltd.	140,000	1,288,628
	Sata Construction Co., Ltd.	89,399	381,144
	Sato Holdings Corp.	184,700	3,516,992
#	Sato Shoji Corp.	86,800	767,230
	Sawafuji Electric Co., Ltd.	1,900	32,939
	SBS Holdings, Inc.	122,400	2,789,651
#	SEC Carbon, Ltd.	10,900	586,851
#	Secom Joshinetsu Co., Ltd.	30,800	1,003,258
	Seibu Electric & Machinery Co., Ltd.	10,300	122,184
	Seika Corp.	61,700	740,989
	Seikitokyu Kogyo Co., Ltd.	191,330	1,420,722
	Sekisui Jushi Corp.	215,700	4,355,618

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Senko Group Holdings Co., Ltd.	715,500	$6,398,757
#	Senshu Electric Co., Ltd.	51,200	1,420,258
	Shibaura Machine Co., Ltd.	135,500	2,704,172
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,173,351
	Shibuya Corp.	96,600	2,991,889
	Shima Seiki Manufacturing, Ltd.	172,300	2,559,388
	Shin Nippon Air Technologies Co., Ltd.	94,880	1,919,210
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	836,077
	Shinki Bus Co., Ltd.	1,900	50,974
	Shinmaywa Industries, Ltd.	450,900	3,499,716
	Shinnihon Corp.	180,600	1,507,456
	Shinsho Corp.	31,800	540,597
#	Shinwa Co., Ltd.	62,300	1,124,068
# *	Shoko Co., Ltd.	25,700	148,161
#	SIGMAXYZ, Inc.	87,500	1,277,170
	Sinfonia Technology Co., Ltd.	142,400	1,549,557
	Sinko Industries, Ltd.	127,700	1,791,219
	Sintokogio, Ltd.	284,600	1,964,070
	SMS Co., Ltd.	2,900	85,382
	Soda Nikka Co., Ltd.	109,200	557,648
	Sodick Co., Ltd.	211,200	1,567,413
#	Space Co., Ltd.	95,062	702,814
	S-Pool, Inc.	301,000	2,036,588
#	Star Micronics Co., Ltd.	240,900	3,234,779
	Subaru Enterprise Co., Ltd.	6,300	479,339
	Sugimoto & Co., Ltd.	63,900	1,247,946
#	Sumiseki Holdings, Inc.	363,100	435,844
	Sumitomo Densetsu Co., Ltd.	111,200	2,648,439
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	3,883,127
*	Sumitomo Precision Products Co., Ltd.	18,184	335,460
	Sumitomo Warehouse Co., Ltd. (The)	407,600	4,767,677
	Suzumo Machinery Co., Ltd.	2,200	30,567
#	SWCC Showa Holdings Co., Ltd.	98,700	1,098,606
#	Tacmina Corp.	14,700	178,901
	Tadano, Ltd.	640,100	4,899,066
	Taihei Dengyo Kaisha, Ltd.	97,000	2,095,790
	Taiheiyo Kouhatsu, Inc.	43,500	263,246
	Taikisha, Ltd.	169,500	4,414,244
	Taisei Oncho Co., Ltd.	14,200	245,640
	Takadakiko Co., Ltd.	7,500	175,646
	Takamatsu Construction Group Co., Ltd.	106,800	2,190,336
#	Takamatsu Machinery Co., Ltd.	41,800	255,446
	Takamiya Co., Ltd.	128,600	669,125
#	Takano Co., Ltd.	52,400	297,479
	Takaoka Toko Co., Ltd.	59,620	576,532
#	Takara & Co., Ltd.	22,155	422,235
	Takara Standard Co., Ltd.	227,400	2,982,299
	Takasago Thermal Engineering Co., Ltd.	299,900	3,975,904
	Takashima & Co., Ltd.	25,200	417,019
	Takeei Corp.	130,100	1,268,210
	Takeuchi Manufacturing Co., Ltd.	230,900	5,031,994
#	Takigami Steel Construction Co., Ltd. (The)	5,300	247,129
	Takisawa Machine Tool Co., Ltd.	41,700	385,808
	Takuma Co., Ltd.	74,700	1,143,836
	Tanabe Consulting Co., Ltd.	1,200	15,860
	Tanabe Engineering Corp.	39,500	278,094
	Tanseisha Co., Ltd.	243,549	1,647,919
	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,549,280
	TECHNO ASSOCIE Co., Ltd.	50,100	477,568

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Techno Ryowa, Ltd.	68,690	$594,893
#	Techno Smart Corp.	49,500	417,947
	TechnoPro Holdings, Inc.	21,900	1,362,125
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,079,228
	Teikoku Sen-I Co., Ltd.	108,500	2,728,089
	Tekken Corp.	84,200	1,573,865
	Tenox Corp.	22,500	180,529
	Teraoka Seisakusho Co., Ltd.	76,000	279,276
	Terasaki Electric Co., Ltd.	24,400	231,062
	Toa Corp.	103,400	1,846,016
	TOA ROAD Corp.	27,300	937,525
	Toba, Inc.	9,800	242,553
	Tobishima Corp.	126,570	1,285,847
	Tocalo Co., Ltd.	389,800	3,885,655
	Toda Corp.	237,400	1,356,092
	Toenec Corp.	53,500	1,741,535
	Togami Electric Manufacturing Co., Ltd.	17,800	276,767
	TOKAI Holdings Corp.	642,700	6,366,292
	Tokai Lease Co., Ltd.	18,800	251,910
	Tokyo Energy & Systems, Inc.	154,000	1,184,557
	Tokyo Keiki, Inc.	69,022	571,382
	Tokyo Sangyo Co., Ltd.	130,800	648,670
#	Tokyu Construction Co., Ltd.	551,700	2,427,833
	Toli Corp.	277,100	648,175
#	Tomoe Corp.	155,100	513,229
#	Tomoe Engineering Co., Ltd.	51,100	951,113
	Tonami Holdings Co., Ltd.	37,200	1,996,565
#	Toppan Forms Co., Ltd.	326,500	3,132,672
	Torishima Pump Manufacturing Co., Ltd.	130,700	985,772
#	Totech Corp.	49,200	1,087,065
	Totetsu Kogyo Co., Ltd.	159,600	4,147,450
	Totoku Electric Co., Ltd.	17,700	391,963
	Toyo Construction Co., Ltd.	524,200	2,006,911
	Toyo Denki Seizo K.K.	35,450	374,987
*	Toyo Engineering Corp.	205,878	603,763
	Toyo Logistics Co., Ltd.	85,100	262,985
	Toyo Machinery & Metal Co., Ltd.	97,300	369,864
	Toyo Tanso Co., Ltd.	75,600	1,275,558
	Toyo Wharf & Warehouse Co., Ltd.	36,000	490,508
	Trancom Co., Ltd.	49,100	3,528,021
#	Trinity Industrial Corp.	36,000	233,810
	Trusco Nakayama Corp.	171,500	4,422,780
	Tsubaki Nakashima Co., Ltd.	288,000	2,130,119
	Tsubakimoto Chain Co.	172,140	3,822,328
#	Tsubakimoto Kogyo Co., Ltd.	28,800	918,894
*	Tsudakoma Corp.	17,698	145,507
	Tsugami Corp.	268,700	3,748,282
	Tsukishima Kikai Co., Ltd.	192,200	2,290,742
	Tsurumi Manufacturing Co., Ltd.	128,400	2,164,253
	Uchida Yoko Co., Ltd.	51,600	2,547,032
#	Ueki Corp.	30,400	801,494
	Union Tool Co.	45,500	1,344,847
	Ushio, Inc.	660,300	7,375,978
*	UT Group Co., Ltd.	169,800	5,290,778
	Utoc Corp.	102,200	459,163
*	Waida Manufacturing Co., Ltd.	5,100	46,113
	Wakachiku Construction Co., Ltd.	79,300	881,868
	Wakita & Co., Ltd.	253,000	2,619,009
	WDB Holdings Co., Ltd.	63,200	1,834,926

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Weathernews, Inc.	34,300	$1,811,582
	Will Group, Inc.	99,600	741,297
	World Holdings Co., Ltd.	39,600	803,794
	Yahagi Construction Co., Ltd.	181,400	1,458,467
	YAMABIKO Corp.	228,128	2,862,071
	YAMADA Consulting Group Co., Ltd.	75,600	727,697
#	Yamashina Corp.	224,200	140,039
#	Yamato Corp.	110,500	755,787
	Yamaura Corp.	9,900	85,138
	Yamazen Corp.	390,200	3,824,059
	Yasuda Logistics Corp.	102,000	911,886
	Yokogawa Bridge Holdings Corp.	204,100	3,612,674
	Yondenko Corp.	26,560	571,560
	Yuasa Trading Co., Ltd.	118,200	3,367,380
	Yuken Kogyo Co., Ltd.	20,500	281,661
#	Yumeshin Holdings Co., Ltd.	291,900	2,048,408
	Yurtec Corp.	264,600	1,601,102
	Zaoh Co., Ltd.	23,400	310,210
#	Zenitaka Corp. (The)	19,200	860,075
	Zuiko Corp.	90,400	903,209

TOTAL INDUSTRIALS			867,738,967

INFORMATION TECHNOLOGY — (13.5%)
#	A&D Co., Ltd.	124,300	734,605
#	Access Co., Ltd.	87,800	655,829
	Ad-sol Nissin Corp.	43,000	1,078,935
#	AGS Corp.	11,600	99,632
	Ai Holdings Corp.	248,100	4,362,173
	Aichi Tokei Denki Co., Ltd.	17,900	758,735
	Aiphone Co., Ltd.	63,500	889,526
#	Alpha Systems, Inc.	45,620	1,379,221
	Amano Corp.	119,800	2,819,662
	AOI Electronics Co., Ltd.	27,700	544,885
	Argo Graphics, Inc.	105,800	3,254,541
	Arisawa Manufacturing Co., Ltd.	207,800	1,815,098
#	Artiza Networks, Inc.	3,800	59,866
#	ArtSpark Holdings, Inc.	33,700	508,853
	Asahi Intelligence Service Co., Ltd.	1,300	15,257
	Avant Corp.	100,300	1,046,805
	Axell Corp.	40,300	335,489
	Azia Co., Ltd.	14,300	264,569
*	BrainPad, Inc.	7,200	275,233
#	Broadleaf Co., Ltd.	606,400	3,171,925
#	Business Brain Showa-Ota, Inc.	29,000	451,150
	CAC Holdings Corp.	75,200	941,525
	Canon Electronics, Inc.	126,200	1,741,067
	CDS Co., Ltd.	15,300	190,632
#	Chino Corp.	46,300	602,749
	Citizen Watch Co., Ltd.	1,889,600	5,006,131
	CMK Corp.	310,300	1,388,600
	Computer Engineering & Consulting, Ltd.	164,800	2,351,135
	Computer Institute of Japan, Ltd.	94,700	865,908
	Comture Corp.	138,200	3,515,931
	CONEXIO Corp.	95,500	1,149,690
#	Core Corp.	45,800	578,736
	Cresco, Ltd.	83,000	956,814
#	Cube System, Inc.	60,600	764,581
	Cyber Com Co., Ltd.	10,600	175,525
#	Cybernet Systems Co., Ltd.	57,700	488,354

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Cybozu, Inc.	115,500	$3,332,874
#	Daiko Denshi Tsushin, Ltd.	37,200	204,530
	Daishinku Corp.	42,399	866,640
	Daitron Co., Ltd.	58,200	822,816
	Daiwabo Holdings Co., Ltd.	117,500	7,692,034
#	Densan System Co., Ltd.	39,200	1,302,694
	Dexerials Corp.	357,200	4,086,381
#	Digital Arts, Inc.	71,800	5,074,090
	Digital Garage, Inc.	120,700	4,291,511
#	Digital Hearts Holdings Co., Ltd.	87,100	825,043
	Digital Information Technologies Corp.	40,000	511,647
	DKK Co., Ltd.	61,700	1,534,442
#	DKK-Toa Corp.	28,300	220,429
	Double Standard, Inc.	14,000	614,429
	DTS Corp.	262,800	5,111,194
	Ebase Co., Ltd.	59,600	553,217
*	E-Guardian, Inc.	51,100	1,548,079
	Eizo Corp.	107,400	4,053,774
	Elecom Co., Ltd.	83,500	4,181,717
	Elematec Corp.	116,842	1,070,496
	Enomoto Co., Ltd.	30,200	303,622
	Enplas Corp.	58,500	1,281,008
	ESPEC Corp.	119,800	1,938,099
	Fenwal Controls of Japan, Ltd.	20,500	291,994
	Ferrotec Holdings Corp.	239,200	2,310,976
# *	FFRI Security, Inc.	22,500	615,418
	Fixstars Corp.	97,100	917,994
#	Focus Systems Corp.	28,400	240,185
#	Forval Corp.	51,100	480,836
	FTGroup Co., Ltd.	51,000	666,359
#	Fuji Soft, Inc.	100,200	5,359,252
	Fukui Computer Holdings, Inc.	53,500	1,639,371
	Furuno Electric Co., Ltd.	157,500	1,757,412
	Furuya Metal Co., Ltd.	7,600	431,517
	Future Corp.	143,400	2,454,688
	Future Innovation Group, Inc.	11,900	29,312
	GL Sciences, Inc.	45,000	1,201,231
#	Glosel Co., Ltd.	113,200	436,110
#	GMO GlobalSign Holdings K.K.	19,300	2,035,078
	GMO Pepabo, Inc.	7,300	360,478
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,021,905
	Hakuto Co., Ltd.	87,300	918,459
	Hibino Corp.	26,900	304,498
	Hioki EE Corp.	67,100	2,365,967
	Hochiki Corp.	88,900	1,034,923
	Hokuriku Electric Industry Co., Ltd.	48,200	433,741
	Honda Tsushin Kogyo Co., Ltd.	107,100	470,916
	Hosiden Corp.	343,500	3,045,270
	Icom, Inc.	61,500	1,602,744
#	ID Holdings Corp.	52,100	673,610
	Ikegami Tsushinki Co., Ltd.	32,799	252,022
	Ines Corp.	126,600	1,807,611
#	I-Net Corp.	74,290	1,073,843
	Infocom Corp.	109,000	3,948,376
	Infomart Corp.	354,900	2,935,034
	Information Services International-Dentsu, Ltd.	74,000	4,646,974
	Innotech Corp.	101,900	919,981
	Intelligent Wave, Inc.	36,600	248,901
#	Inter Action Corp.	27,600	461,866

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	I-O Data Device, Inc.	50,700	$489,347
	I-PEX, Inc.	38,100	677,755
	Iriso Electronics Co., Ltd.	132,500	5,044,841
	ISB Corp.	10,800	272,032
	Itfor, Inc.	164,700	1,333,314
*	Iwatsu Electric Co., Ltd.	54,900	440,870
	Japan Aviation Electronics Industry, Ltd.	301,700	4,154,860
	Japan Cash Machine Co., Ltd.	141,800	701,437
# *	Japan Display, Inc.	2,245,100	1,099,668
	Japan Electronic Materials Corp.	51,800	854,453
	Japan Material Co., Ltd.	417,100	5,389,684
	Jastec Co., Ltd.	68,200	928,970
#	JBCC Holdings, Inc.	88,800	1,287,936
	JFE Systems, Inc.	3,100	103,898
# *	JIG-SAW, Inc.	17,300	1,187,330
	Kaga Electronics Co., Ltd.	108,800	2,103,860
	Kanematsu Electronics, Ltd.	79,200	3,201,634
	KEL Corp.	27,900	223,997
	Koa Corp.	172,100	2,135,999
	Konica Minolta, Inc.	1,287,400	3,280,002
	KSK Co., Ltd.	3,000	59,697
#	Kyoden Co., Ltd.	116,100	331,627
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,066,150
	Kyowa Electronic Instruments Co., Ltd.	129,800	532,658
#	LAC Co., Ltd.	100,100	1,171,041
	Lecip Holdings Corp.	10,900	57,217
	Macnica Fuji Electronics Holdings, Inc.	328,350	5,872,111
#	Marubun Corp.	112,200	520,143
	Maruwa Co., Ltd.	56,500	5,877,604
*	Maxell Holdings, Ltd.	306,100	3,200,165
	MCJ Co., Ltd.	420,800	3,878,057
	Megachips Corp.	105,500	2,806,564
#	Meiko Electronics Co., Ltd.	135,300	2,321,817
	Melco Holdings, Inc.	18,600	481,340
# *	Metaps, Inc.	12,800	115,887
*	Mimaki Engineering Co., Ltd.	113,200	441,616
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,536,223
	Miraial Co., Ltd.	39,500	461,150
#	Miroku Jyoho Service Co., Ltd.	112,800	2,284,696
	Mitachi Co., Ltd.	7,900	46,003
	Mitsubishi Research Institute, Inc.	53,500	1,939,726
	Mitsui High-Tec, Inc.	130,600	2,661,134
	m-up Holdings, Inc.	4,800	116,606
	Mutoh Holdings Co., Ltd.	9,300	133,386
#	Nagano Keiki Co., Ltd.	85,300	627,891
	Nakayo, Inc.	73,100	1,001,877
#	NF Holdings Corp.	25,900	456,521
	Nichicon Corp.	317,300	2,569,094
*	Nihon Dempa Kogyo Co., Ltd.	121,600	466,449
	Nihon Denkei Co., Ltd.	31,800	356,034
*	Nippon Chemi-Con Corp.	83,600	1,069,212
#	Nippon Computer Dynamics Co., Ltd.	36,200	188,098
	Nippon Electric Glass Co., Ltd.	431,236	8,481,534
#	Nippon Information Development Co., Ltd.	12,600	162,869
#	Nippon Kodoshi Corp.	51,600	873,076
	Nippon Signal Co., Ltd.	317,300	2,763,337
	Nippon Systemware Co., Ltd.	46,200	909,406
	Nissha Co., Ltd.	232,800	2,740,950
#	Nohmi Bosai, Ltd.	146,200	3,165,174

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	NSD Co., Ltd.	513,760	$9,024,017
# *	Ohara, Inc.	35,900	425,168
# *	Okaya Electric Industries Co., Ltd.	77,800	252,397
	Oki Electric Industry Co., Ltd.	548,300	5,090,302
#	ONO Sokki Co., Ltd.	32,200	158,485
	Optex Group Co., Ltd.	191,620	2,855,341
# *	Optim Corp.	9,800	274,822
#	Optorun Co., Ltd.	34,600	681,437
#	Oro Co., Ltd.	18,400	566,082
	Osaki Electric Co., Ltd.	281,800	1,700,019
	Oval Corp.	35,600	74,296
#	Paltek Corp.	38,500	193,515
#	PCA Corp.	2,300	103,359
#	PCI Holdings, Inc.	30,800	318,248
	Poletowin Pitcrew Holdings, Inc.	189,900	1,654,351
#	Pro-Ship, Inc.	41,700	570,378
	Rakus Co., Ltd.	10,000	196,517
#	Restar Holdings Corp.	130,000	2,784,731
	Riken Keiki Co., Ltd.	94,800	2,451,248
	Riso Kagaku Corp.	131,200	1,575,273
	Roland DG Corp.	84,400	1,038,310
	Rorze Corp.	54,400	2,422,876
	RS Technologies Co., Ltd.	20,100	677,891
	Ryoden Corp.	96,700	1,419,478
	Ryosan Co., Ltd.	147,600	2,730,558
#	Ryoyo Electro Corp.	104,700	2,888,026
	Saison Information Systems Co., Ltd.	24,800	518,157
	Sakura Internet, Inc.	122,900	884,039
	Sanken Electric Co., Ltd.	152,400	4,878,968
	Sanshin Electronics Co., Ltd.	121,500	2,349,894
#	Satori Electric Co., Ltd.	79,180	581,437
# *	Saxa Holdings, Inc.	31,700	420,679
#	SB Technology Corp.	61,300	2,090,075
#	Scala, Inc.	83,700	721,119
#	Seikoh Giken Co., Ltd.	22,300	407,596
*	SEMITEC Corp.	5,500	164,155
	Shibaura Electronics Co., Ltd.	52,600	1,162,745
	Shibaura Mechatronics Corp.	24,100	695,396
	Shindengen Electric Manufacturing Co., Ltd.	45,600	869,025
	Shinko Electric Industries Co., Ltd.	179,100	3,124,550
#	Shinko Shoji Co., Ltd.	269,000	2,223,533
#	Shizuki Electric Co., Inc.	121,600	526,566
	Showa Shinku Co., Ltd.	24,400	321,425
	Sigma Koki Co., Ltd.	27,000	303,690
	Siix Corp.	203,600	2,412,642
*	SK-Electronics Co., Ltd.	47,300	504,452
	SMK Corp.	32,699	833,010
	Softbrain Co., Ltd.	94,400	786,992
#	Softcreate Holdings Corp.	50,000	2,196,164
#	Soliton Systems K.K.	36,600	663,396
#	Soshin Electric Co., Ltd.	58,400	218,501
	SRA Holdings	72,100	1,567,582
	Sumida Corp.	176,449	1,384,842
#	Sun-Wa Technos Corp.	79,800	654,949
	Suzuden Corp.	1,200	13,149
	Suzuki Co., Ltd.	67,100	435,826
#	System Information Co., Ltd.	54,800	618,661
	System Research Co., Ltd.	27,200	410,150
	Systems Engineering Consultants Co., Ltd.	900	25,791

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Systemsoft Corp.	156,000	$136,135
	Systena Corp.	402,100	7,296,298
	Tachibana Eletech Co., Ltd.	110,760	1,813,775
	Takachiho Koheki Co., Ltd.	38,500	351,598
#	TAKEBISHI Corp.	52,200	695,459
#	Tamagawa Holdings Co., Ltd.	3,600	80,246
	Tamura Corp.	467,400	2,218,755
#	TDC Soft, Inc.	95,200	909,818
	TechMatrix Corp.	233,600	4,977,300
	Techno Horizon Co., Ltd.	56,700	442,459
#	Teikoku Tsushin Kogyo Co., Ltd.	51,500	557,758
	Terilogy Co., Ltd.	15,600	72,535
	TKC Corp.	90,600	5,614,530
	Toho System Science Co., Ltd.	2,700	24,031
	Tokyo Electron Device, Ltd.	43,800	1,287,000
	Tokyo Seimitsu Co., Ltd.	257,200	8,678,304
#	Tomen Devices Corp.	15,300	522,613
	Topcon Corp.	691,700	6,895,912
	Torex Semiconductor, Ltd.	45,500	562,354
	Toshiba TEC Corp.	49,300	1,973,856
	Toukei Computer Co., Ltd.	5,010	208,769
	Towa Corp.	134,700	1,557,649
	Toyo Corp.	149,600	1,360,554
	Transcosmos, Inc.	10,000	272,800
	Tri Chemical Laboratories, Inc.	31,400	3,770,755
#	Tsuzuki Denki Co., Ltd.	42,800	652,818
	Ubicom Holdings, Inc.	12,500	323,378
	Ulvac, Inc.	264,700	9,695,804
# *	Uniden Holdings Corp.	41,500	790,320
	UNITED, Inc.	24,200	332,635
#	V Technology Co., Ltd.	57,500	2,463,356
	VINX Corp.	11,500	132,214
	Wacom Co., Ltd.	927,100	6,094,766
	Wellnet Corp.	3,800	19,596
#	YAC Holdings Co., Ltd.	62,600	369,651
	Yamaichi Electronics Co., Ltd.	144,700	1,855,392
#	Yashima Denki Co., Ltd.	119,500	1,040,439
	Yokowo Co., Ltd.	95,500	2,415,859

TOTAL INFORMATION TECHNOLOGY			401,274,784

MATERIALS — (10.6%)
	Achilles Corp.	92,400	1,394,491
	ADEKA Corp.	607,100	7,850,888
#	Agro-Kanesho Co., Ltd.	1,300	18,985
	Aichi Steel Corp.	66,400	1,598,275
	Arakawa Chemical Industries, Ltd.	110,100	1,219,912
	Araya Industrial Co., Ltd.	19,600	213,755
	Asahi Holdings, Inc.	227,850	7,430,158
	Asahi Printing Co., Ltd.	25,700	230,991
	Asahi Yukizai Corp.	86,600	1,121,072
	Asahipen Corp.	2,100	36,280
	Asia Pile Holdings Corp.	210,800	918,349
	C Uyemura & Co., Ltd.	35,900	2,337,714
	Carlit Holdings Co., Ltd.	122,800	604,375
	Chuetsu Pulp & Paper Co., Ltd.	49,900	585,023
# *	Chugai Mining Co., Ltd.	608,000	252,603
	Chugoku Marine Paints, Ltd.	368,600	3,518,818
	CI Takiron Corp.	291,200	1,860,480
#	CK-San-Etsu Co., Ltd.	21,200	694,346

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Dai Nippon Toryo Co., Ltd.	131,600	$1,223,217
	Daido Steel Co., Ltd.	155,000	5,076,289
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	836,058
	Daiken Corp.	78,100	1,462,799
#	Daiki Aluminium Industry Co., Ltd.	180,300	1,115,370
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,747,942
#	Daio Paper Corp.	69,400	1,003,392
#	DKS Co., Ltd.	47,800	1,975,051
	Dowa Holdings Co., Ltd.	116,905	3,345,685
	Dynapac Co., Ltd.	8,500	106,405
	Fuji Seal International, Inc.	191,300	3,573,258
	Fujikura Kasei Co., Ltd.	167,500	759,833
#	Fujimori Kogyo Co., Ltd.	107,900	4,420,310
	Fuso Chemical Co., Ltd.	122,500	4,184,535
	Geostr Corp.	57,100	185,209
#	Godo Steel, Ltd.	60,000	1,098,190
	Gun-Ei Chemical Industry Co., Ltd.	29,900	693,732
#	Hakudo Co., Ltd.	43,900	553,697
#	Harima Chemicals Group, Inc.	96,100	991,896
	Hodogaya Chemical Co., Ltd.	39,100	1,739,233
	Hokkan Holdings, Ltd.	56,100	718,504
	Hokko Chemical Industry Co., Ltd.	120,700	1,149,289
	Hokuetsu Corp.	800,199	2,643,290
	Honshu Chemical Industry Co., Ltd.	28,200	334,651
	Ise Chemicals Corp.	13,000	361,815
#	Ishihara Chemical Co., Ltd.	35,500	712,250
	Ishihara Sangyo Kaisha, Ltd.	222,050	1,442,194
	Ishizuka Glass Co., Ltd.	12,900	228,210
	JCU Corp.	139,300	4,375,177
	JSP Corp.	81,100	1,154,519
	Kaneka Corp.	173,700	4,860,858
	Kanto Denka Kogyo Co., Ltd.	279,100	1,883,382
	Katakura & Co-op Agri Corp.	21,500	253,309
	KeePer Technical Laboratory Co., Ltd.	99,000	1,405,578
	KH Neochem Co., Ltd.	216,800	5,073,195
	Kimoto Co., Ltd.	222,300	356,040
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,481,824
*	Kobe Steel, Ltd.	1,878,500	7,334,448
#	Kohsoku Corp.	70,200	990,998
	Konishi Co., Ltd.	217,300	3,159,999
	Konoshima Chemical Co., Ltd.	31,600	302,553
	Krosaki Harima Corp.	30,400	823,874
#	Kumiai Chemical Industry Co., Ltd.	205,287	1,973,593
#	Kunimine Industries Co., Ltd.	40,400	407,123
	Kureha Corp.	104,150	4,421,207
	Kurimoto, Ltd.	59,300	1,046,255
	Kuriyama Holdings Corp.	78,000	423,269
	Kyoei Steel, Ltd.	135,500	1,705,998
	Kyowa Leather Cloth Co., Ltd.	81,300	486,190
	Lintec Corp.	265,600	5,887,771
	MEC Co., Ltd.	100,400	2,019,500
	Mitani Sekisan Co., Ltd.	67,400	3,039,757
	Mitsubishi Paper Mills, Ltd.	282,100	841,344
# *	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	264,394
	Mitsui Mining & Smelting Co., Ltd.	379,600	9,582,034
	Molitec Steel Co., Ltd.	83,100	231,553
#	MORESCO Corp.	39,800	368,556
	Mory Industries, Inc.	34,700	785,420
	Nakayama Steel Works, Ltd.	169,700	568,580

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Neturen Co., Ltd.	222,100	$1,018,925
	New Japan Chemical Co., Ltd.	117,500	178,321
#	Nicca Chemical Co., Ltd.	45,700	397,395
#	Nichia Steel Works, Ltd.	138,600	371,540
#	Nihon Kagaku Sangyo Co., Ltd.	83,100	835,634
#	Nihon Nohyaku Co., Ltd.	243,500	1,123,683
#	Nihon Parkerizing Co., Ltd.	517,500	5,099,999
	Nihon Yamamura Glass Co., Ltd.	67,600	543,743
	Nippon Carbide Industries Co., Inc.	46,200	529,748
	Nippon Chemical Industrial Co., Ltd.	42,600	979,060
#	Nippon Concrete Industries Co., Ltd.	293,100	895,424
*	Nippon Denko Co., Ltd.	767,314	1,807,583
#	Nippon Fine Chemical Co., Ltd.	79,200	1,136,563
	Nippon Kayaku Co., Ltd.	208,300	1,792,572
*	Nippon Koshuha Steel Co., Ltd.	8,599	27,761
	Nippon Light Metal Holdings Co., Ltd.	360,090	5,687,398
	Nippon Paper Industries Co., Ltd.	450,400	5,086,238
	Nippon Pillar Packing Co., Ltd.	134,200	1,829,182
	Nippon Soda Co., Ltd.	157,900	4,143,727
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,291,934
	Nitta Gelatin, Inc.	85,500	555,596
	Nittetsu Mining Co., Ltd.	35,200	1,524,162
#	Nozawa Corp.	47,500	300,951
#	Oat Agrio Co., Ltd.	18,000	211,033
	Okamoto Industries, Inc.	69,900	2,877,478
	Okura Industrial Co., Ltd.	55,200	917,550
#	Osaka Organic Chemical Industry, Ltd.	95,200	2,509,311
	Osaka Soda Co., Ltd.	94,699	2,255,837
	Osaka Steel Co., Ltd.	89,300	959,099
	OSAKA Titanium Technologies Co., Ltd.	127,500	939,805
#	Pacific Metals Co., Ltd.	105,399	1,627,798
	Pack Corp. (The)	84,400	2,371,604
	Rasa Industries, Ltd.	45,700	864,782
	Riken Technos Corp.	227,500	867,799
	Sakai Chemical Industry Co., Ltd.	104,500	1,934,293
	Sakata INX Corp.	286,300	2,982,528
	Sanyo Chemical Industries, Ltd.	94,900	4,021,656
*	Sanyo Special Steel Co., Ltd.	130,460	1,279,150
	Seiko PMC Corp.	67,900	425,724
	Sekisui Kasei Co., Ltd.	150,000	800,486
	Shikoku Chemicals Corp.	232,000	2,555,416
	Shinagawa Refractories Co., Ltd.	37,800	785,992
	Shin-Etsu Polymer Co., Ltd.	291,000	2,590,973
	SK Kaken Co., Ltd.	1,100	417,948
	Soken Chemical & Engineering Co., Ltd.	49,300	666,038
	Stella Chemifa Corp.	67,200	1,881,315
	Sumitomo Bakelite Co., Ltd.	163,900	4,638,842
	Sumitomo Osaka Cement Co., Ltd.	234,099	7,119,777
	Sumitomo Seika Chemicals Co., Ltd.	56,400	1,795,404
	T Hasegawa Co., Ltd.	204,200	3,979,452
#	T&K Toka Co., Ltd.	136,300	1,063,209
	Taisei Lamick Co., Ltd.	42,300	1,082,191
	Taiyo Holdings Co., Ltd.	117,500	6,151,447
	Takasago International Corp.	88,600	1,734,476
	Takemoto Yohki Co., Ltd.	35,000	364,204
	Taoka Chemical Co., Ltd.	4,700	545,110
#	Tayca Corp.	103,900	1,384,655
	Tenma Corp.	117,900	2,061,646
#	Titan Kogyo, Ltd.	5,100	84,219

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Toagosei Co., Ltd.	758,400	$8,029,619
*	Toda Kogyo Corp.	21,500	382,704
	Toho Acetylene Co., Ltd.	12,700	146,745
	Toho Chemical Industry Co., Ltd.	47,000	200,630
	Toho Titanium Co., Ltd.	220,900	1,323,859
# *	Toho Zinc Co., Ltd.	89,899	1,762,137
	Tohoku Steel Co., Ltd.	16,300	224,114
	Tokushu Tokai Paper Co., Ltd.	64,858	2,708,716
	Tokuyama Corp.	385,498	8,591,460
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	190,990
*	Tokyo Rope Manufacturing Co., Ltd.	97,600	444,402
#	Tokyo Steel Manufacturing Co., Ltd.	609,400	3,878,072
	Tokyo Tekko Co., Ltd.	63,100	1,155,884
*	Tomoegawa Co., Ltd.	29,600	258,704
	Tomoku Co., Ltd.	70,600	1,113,723
*	Topy Industries, Ltd.	91,600	957,891
#	Toyo Gosei Co., Ltd.	31,100	3,053,850
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,501,996
	Toyobo Co., Ltd.	531,900	7,091,528
#	TYK Corp.	148,500	461,275
	UACJ Corp.	211,841	3,355,785
	Ube Industries, Ltd.	229,000	3,931,457
	Valqua, Ltd.	105,599	1,770,466
	Vertex Corp.	45,998	714,534
#	Wavelock Holdings Co., Ltd.	30,900	208,952
	Wood One Co., Ltd.	45,600	497,670
	Yamato Kogyo Co., Ltd.	217,100	5,213,684
	Yodogawa Steel Works, Ltd.	144,500	2,712,491
	Yotai Refractories Co., Ltd.	118,000	880,678
	Yushiro Chemical Industry Co., Ltd.	67,000	828,264

TOTAL MATERIALS			315,574,783

REAL ESTATE — (2.0%)
	AD Works Group Co., Ltd.	194,879	285,401
	Airport Facilities Co., Ltd.	138,870	575,758
	Anabuki Kosan, Inc.	12,900	195,932
	Aoyama Zaisan Networks Co., Ltd.	43,700	691,196
	Apaman Co., Ltd.	71,700	372,299
	Arealink Co., Ltd.	29,600	263,913
#	B-Lot Co., Ltd.	40,000	278,474
	Cosmos Initia Co., Ltd.	94,400	376,796
	Daibiru Corp.	314,900	3,565,836
#	Dear Life Co., Ltd.	132,800	479,837
#	Goldcrest Co., Ltd.	103,270	1,319,521
#	Good Com Asset Co., Ltd.	20,600	262,821
	Grandy House Corp.	95,600	317,891
	Heiwa Real Estate Co., Ltd.	229,900	6,711,838
	Ichigo, Inc.	1,187,800	3,366,992
*	Japan Asset Marketing Co., Ltd.	1,296,000	1,386,644
#	Japan Corporate Housing Service, Inc.	11,700	117,916
#	Japan Property Management Center Co., Ltd.	83,400	1,076,456
	JSB Co., Ltd.	7,400	209,937
	Katitas Co., Ltd.	59,700	1,693,742
#	Keihanshin Building Co., Ltd.	224,000	4,062,616
	Kenedix, Inc.	1,442,000	7,472,555
*	Leopalace21 Corp.	154,900	242,683
*	Miyakoshi Holdings, Inc.	800	5,175
	Mugen Estate Co., Ltd.	64,200	290,499
	Nippon Commercial Development Co., Ltd.	82,300	1,332,138

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (Continued)
	Nisshin Group Holdings Co., Ltd.	210,700	$793,652
	Prospect Co., Ltd.	2,912,000	979,373
#	Raysum Co., Ltd.	97,800	887,392
	SAMTY Co., Ltd.	145,350	2,302,753
	Sankyo Frontier Co., Ltd.	23,100	863,899
#	Sansei Landic Co., Ltd.	29,100	201,547
	Shinoken Group Co., Ltd.	112,600	1,117,402
#	Star Mica Holdings Co., Ltd.	84,400	1,137,362
	Starts Corp., Inc.	228,600	5,317,228
	Sun Frontier Fudousan Co., Ltd.	204,700	1,645,424
#	Takara Leben Co., Ltd.	547,800	1,529,172
#	TOC Co., Ltd.	327,850	1,998,747
	Tokyo Rakutenchi Co., Ltd.	19,000	789,931
#	Tokyo Theatres Co., Inc.	47,099	550,919
	Tosei Corp.	202,900	2,033,195
	Urbanet Corp. Co., Ltd.	81,400	200,599
	Yoshicon Co., Ltd.	3,100	27,715

TOTAL REAL ESTATE			59,331,176

UTILITIES — (1.7%)
	EF-ON, Inc.	88,520	662,646
#	eRex Co., Ltd.	142,500	1,596,500
	Hiroshima Gas Co., Ltd.	322,200	1,111,445
	Hokkaido Electric Power Co., Inc.	1,093,200	4,237,188
	Hokkaido Gas Co., Ltd.	98,500	1,406,003
	Hokuriku Electric Power Co.	911,200	6,498,728
#	Hokuriku Gas Co., Ltd.	10,100	300,068
	K&O Energy Group, Inc.	100,400	1,382,691
	Nippon Gas Co., Ltd.	210,300	10,030,620
	Okinawa Electric Power Co., Inc. (The)	310,416	4,529,488
*	RENOVA, Inc.	147,600	2,354,029
#	Saibu Gas Co., Ltd.	227,500	5,470,190
	Shikoku Electric Power Co., Inc.	370,000	2,659,357
	Shizuoka Gas Co., Ltd.	341,400	3,002,308
#	Toell Co., Ltd.	57,500	421,887
	West Holdings Corp.	102,310	3,495,375

TOTAL UTILITIES			49,158,523

TOTAL COMMON STOCKS Cost ($2,621,667,169)			2,919,303,696

			Value†
SECURITIES LENDING COLLATERAL — (1.9%)
@ §	The DFA Short Term Investment Fund	4,999,517	57,849,414

TOTAL INVESTMENTS — (100.0%) (Cost $2,679,495,864)			$2,977,153,110

ST Special Tax

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$86,241,533	—	$86,241,533
Consumer Discretionary	—	483,403,233	—	483,403,233
Consumer Staples	—	232,255,101	—	232,255,101
Energy	—	37,482,814	—	37,482,814
Financials	—	256,629,955	—	256,629,955
Health Care	—	130,212,827	—	130,212,827
Industrials	—	867,738,967	—	867,738,967
Information Technology	—	401,274,784	—	401,274,784
Materials	—	315,574,783	—	315,574,783
Real Estate	—	59,331,176	—	59,331,176
Utilities	—	49,158,523	—	49,158,523
Securities Lending Collateral	—	57,849,414	—	57,849,414

TOTAL	—	$2,977,153,110	—	$2,977,153,110

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.3%)
AUSTRALIA — (56.7%)
*	3P Learning, Ltd.	93,233	$81,067
	A2B Australia, Ltd.	267,268	194,205
	Accent Group, Ltd.	2,095,327	2,460,035
	Adairs, Ltd.	643,521	1,718,466
	Adbri, Ltd.	2,564,728	5,097,802
# *	Advance NanoTek, Ltd.	4,230	10,885
*	Ainsworth Game Technology, Ltd.	424,317	85,011
# *	Alkane Resources, Ltd.	2,214,509	1,926,922
	Alliance Aviation Services, Ltd.	149,763	346,295
	ALS, Ltd.	1,761,709	11,657,630
	Altium, Ltd.	165,829	4,352,542
# *	Altura Mining, Ltd.	1,171,741	57,653
	Alumina, Ltd.	3,917,222	3,956,648
#	AMA Group, Ltd.	2,283,100	1,173,138
# *	Amaysim Australia, Ltd.	1,851,450	873,095
	Ansell, Ltd.	524,737	14,838,028
	APN Property Group, Ltd.	59,773	22,981
	Appen, Ltd.	126,174	2,873,797
*	Arafura Resources, Ltd.	1,409,526	92,079
	ARB Corp., Ltd.	533,754	11,561,661
# *	Ardent Leisure Group, Ltd.	2,770,378	1,266,999
	Asaleo Care, Ltd.	1,167,762	777,774
	AUB Group, Ltd.	478,705	5,611,215
#	Aurelia Metals, Ltd.	3,920,282	1,287,249
	Austal, Ltd.	2,278,005	4,343,800
*	Australian Agricultural Co., Ltd.	3,439,805	2,695,142
#	Australian Ethical Investment, Ltd.	22,322	66,995
#	Australian Finance Group, Ltd.	1,604,223	2,263,880
	Australian Pharmaceutical Industries, Ltd.	2,800,624	2,160,866
# *	Australian Strategic Materials, Ltd.	442,903	983,395
	Australian Vintage, Ltd.	4,317,004	1,365,994
#	Auswide Bank, Ltd.	109,363	377,927
#	AVJennings, Ltd.	7,058,528	2,515,391
# *	AVZ Minerals, Ltd.	1,847,793	100,150
*	Axsesstoday, Ltd.	1,687	18
	Baby Bunting Group, Ltd.	364,553	1,047,876
#	Bank of Queensland, Ltd.	2,458,045	11,089,381
	Bapcor, Ltd.	2,252,217	12,138,948
	Base Resources, Ltd.	393,323	65,018
	Beach Energy, Ltd.	3,400,165	2,819,479
	Bega Cheese, Ltd.	1,535,076	5,400,367
	Bell Financial Group, Ltd.	122,493	108,918
#	Bendigo & Adelaide Bank, Ltd.	1,428,887	6,721,835
*	Berkeley Energia, Ltd.	27,600	7,448
#	Bingo Industries, Ltd.	1,091,685	1,889,741
*	Blackmores, Ltd.	97,147	4,798,145
	Boral, Ltd.	66,071	211,579
	Bravura Solutions, Ltd.	1,648,593	3,402,339
	Breville Group, Ltd.	821,653	15,223,025
#	Brickworks, Ltd.	501,379	6,095,213
	BWX, Ltd.	587,374	1,558,215
*	Byron Energy, Ltd.	89,192	10,026
#	Capitol Health, Ltd.	3,495,372	613,878
# *	Cardno, Ltd.	1,127,842	231,650
# *	Carnarvon Petroleum, Ltd.	3,381,086	546,453
	Carsales.com, Ltd.	1,200,481	17,538,761
# *	Cash Converters International, Ltd.	2,766,362	379,093

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Catapult Group International, Ltd.	401,552	$473,717
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	422,690	1,704,721
*	Central Petroleum, Ltd.	299,384	24,158
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	677,497	2,290,270
*	Champion Iron, Ltd.	307,500	728,064
#	Citadel Group, Ltd. (The)	129,670	516,919
*	City Chic Collective, Ltd.	187,917	349,469
	Class, Ltd.	386,717	606,733
*	Clean Seas Seafood, Ltd.	87,730	41,373
# *	Clean TeQ Holdings, Ltd.	86,928	16,538
	Cleanaway Waste Management, Ltd.	5,062,660	7,298,437
#	Clinuvel Pharmaceuticals, Ltd.	108,279	1,573,414
#	Clover Corp., Ltd.	365,203	454,113
	Codan, Ltd.	670,501	5,567,635
#	Collection House, Ltd.	2,084,920	596,308
	Collins Foods, Ltd.	745,683	5,061,265
# *	Cooper Energy, Ltd.	11,837,413	2,620,049
# *	Corporate Travel Management, Ltd.	650,080	6,671,344
#	Costa Group Holdings, Ltd.	2,640,354	6,606,335
#	Credit Corp. Group, Ltd.	495,925	6,386,666
	CSR, Ltd.	3,273,096	10,132,649
*	Cudeco, Ltd.	387,893	0
# *	Dacian Gold, Ltd.	687,075	172,283
	Data#3, Ltd.	962,073	4,222,361
*	Decmil Group, Ltd.	4,247,599	191,302
*	Deterra Royalties, Ltd.	1,655,501	4,573,153
	Dicker Data, Ltd.	231,853	1,569,091
	Domain Holdings Australia, Ltd.	1,576,647	4,373,259
	Downer EDI, Ltd.	2,594,034	8,020,528
	DWS, Ltd.	514,109	421,364
#	Eagers Automotive, Ltd.	775,292	5,929,680
# *	Eclipx Group, Ltd.	2,008,091	2,098,936
	Elanor Investor Group	87,848	84,646
	Elders, Ltd.	1,232,076	9,714,962
# *	Electro Optic Systems Holdings, Ltd.	550,311	2,129,099
# *	Emeco Holdings, Ltd.	1,441,745	769,570
# *	EML Payments, Ltd.	1,126,753	2,388,372
	Enero Group, Ltd.	10,609	12,642
	EQT Holdings, Ltd.	97,241	1,708,859
	Estia Health, Ltd.	1,663,088	1,555,005
	Euroz, Ltd.	114,410	98,239
	EVENT Hospitality and Entertainment, Ltd.	546,035	3,165,426
*	FAR, Ltd.	12,771,552	98,748
	Finbar Group, Ltd.	203,868	100,958
	Fleetwood Corp., Ltd.	347,465	437,496
#	FlexiGroup, Ltd.	2,883,183	1,907,106
# *	Flight Centre Travel Group, Ltd.	460,923	3,648,281
#	Freedom Foods Group, Ltd.	362,595	575,365
#	G8 Education, Ltd.	5,316,356	4,235,134
# *	Galaxy Resources, Ltd.	2,506,955	2,460,015
*	Genex Power, Ltd.	175,146	20,923
	Genworth Mortgage Insurance Australia, Ltd.	1,475,089	1,769,832
*	Gold Road Resources, Ltd.	3,183,092	2,979,578
	GR Engineering Services, Ltd.	55,230	39,425
*	GrainCorp, Ltd., Class A	1,547,172	3,849,425
	Grange Resources, Ltd.	449,866	77,506

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Greenland Minerals, Ltd.	1,692,337	$334,839
	GTN, Ltd.	15,394	4,327
	GUD Holdings, Ltd.	798,050	7,118,891
#	GWA Group, Ltd.	1,782,472	3,303,389
	Hansen Technologies, Ltd.	1,293,047	3,592,719
	Healius, Ltd.	4,144,191	9,821,402
#	Helloworld Travel, Ltd.	51,370	61,928
*	Highfield Resources, Ltd.	160,730	63,297
*	Horizon Oil, Ltd.	714,889	26,157
#	HT&E, Ltd.	1,686,962	1,778,583
#	HUB24, Ltd.	270,391	4,368,930
	HUB24, Ltd.	10,788	174,179
*	IDM International, Ltd.	958	0
#	IDP Education, Ltd.	79,107	1,073,233
	IGO, Ltd.	3,070,006	9,595,397
	Iluka Resources, Ltd.	1,655,501	5,999,052
*	Image Resources NL	332,933	44,541
	Imdex, Ltd.	2,381,029	2,016,990
# *	ImpediMed, Ltd.	417,437	24,632
	Incitec Pivot, Ltd.	4,088,771	5,516,691
	Infomedia, Ltd.	2,776,535	3,029,275
	Inghams Group, Ltd.	2,191,759	4,410,218
*	Intega Group, Ltd.	1,127,842	221,902
	Integral Diagnostics, Ltd.	304,532	900,219
#	Integrated Research, Ltd.	611,969	1,511,279
#	InvoCare, Ltd.	1,056,358	7,504,285
# *	ioneer, Ltd.	330,187	40,700
	IOOF Holdings, Ltd.	3,815,495	7,835,598
	IPH, Ltd.	1,243,670	5,764,229
	IRESS, Ltd.	1,225,060	7,926,997
#	IVE Group, Ltd.	513,788	272,677
	Japara Healthcare, Ltd.	1,630,243	441,531
	JB Hi-Fi, Ltd.	237,242	7,927,553
	Johns Lyng Group, Ltd.	357,667	777,051
#	Jumbo Interactive, Ltd.	208,843	1,596,507
	Jupiter Mines, Ltd.	4,784,049	958,002
*	Karoon Energy, Ltd.	3,390,788	1,845,222
*	Kingsgate Consolidated, Ltd.	1,456,746	783,291
	Kogan.com, Ltd.	292,389	4,232,632
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	950,434
	Link Administration Holdings, Ltd.	1,812,772	6,095,421
# *	Livetiles, Ltd.	344,818	60,031
#	Lovisa Holdings, Ltd.	122,612	648,571
# *	Lynas Corp., Ltd.	6,066,989	12,070,586
	MACA, Ltd.	1,272,720	737,109
	Macmahon Holdings, Ltd.	5,344,671	900,205
*	Mayne Pharma Group, Ltd.	10,001,898	2,108,314
	McMillan Shakespeare, Ltd.	490,350	3,225,613
#	McPherson’s, Ltd.	568,858	907,353
	McPherson’s, Ltd.	84,844	135,376
*	Medusa Mining, Ltd.	475,938	267,687
# *	Mesoblast, Ltd.	1,561,474	3,357,117
# *	Metals X, Ltd.	3,565,919	195,523
	Metcash, Ltd.	7,963,936	16,519,341
#	Michael Hill International, Ltd.	1,490,263	521,357
*	Millennium Minerals, Ltd.	1,065,474	0
*	Mincor Resources NL	60,512	40,459
	Mineral Resources, Ltd.	951,983	16,716,625

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	MMA Offshore, Ltd.	4,351,275	$174,406
#	MNF Group, Ltd.	196,094	619,984
	Moelis Australia, Ltd.	72,907	204,778
#	Monadelphous Group, Ltd.	566,488	3,642,860
	Monash IVF Group, Ltd.	1,738,681	702,766
#	Money3 Corp., Ltd.	926,438	1,465,418
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	792,577	596,055
	Motorcycle Holdings, Ltd.	19,615	34,581
	Mount Gibson Iron, Ltd.	3,756,776	1,795,574
# *	Myanmar Metals, Ltd.	494,858	25,469
# *	Myer Holdings, Ltd.	3,707,181	601,643
	MyState, Ltd.	534,849	1,516,833
	Navigator Global Investments, Ltd.	889,524	964,398
# *	nearmap, Ltd.	1,403,889	2,271,852
#	Neometals, Ltd.	626,513	83,888
	Netwealth Group, Ltd.	365,621	4,440,675
#	New Energy Solar, Ltd.	201,504	114,707
#	New Hope Corp., Ltd.	2,234,532	1,680,490
*	NEXTDC, Ltd.	1,796,439	16,085,040
	nib holdings, Ltd.	3,098,293	9,066,675
#	Nick Scali, Ltd.	400,543	2,346,380
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	13,590,846
	NRW Holdings, Ltd.	2,939,598	4,508,844
*	Nufarm, Ltd.	1,868,539	4,518,088
	OFX Group, Ltd.	1,813,799	1,592,033
# *	Oklo Resources, Ltd.	202,639	36,399
	OM Holdings, Ltd.	342,290	76,051
	Omni Bridgeway, Ltd.	2,382,146	5,794,822
#	oOh!media, Ltd.	3,082,993	2,840,701
	Ora Banda Mining, Ltd.	674,394	147,558
# *	Orocobre, Ltd.	166,529	300,261
	Orora, Ltd.	6,339,374	11,488,974
#	Over the Wire Holdings, Ltd.	16,080	49,900
	OZ Minerals, Ltd.	2,218,981	23,180,326
	Pacific Current Group, Ltd.	259,417	1,062,667
	Pacific Smiles Group, Ltd.	262,416	340,532
#	Pact Group Holdings, Ltd.	1,422,949	2,350,606
*	Paladin Energy, Ltd.	1,235,586	113,282
# *	Panoramic Resources, Ltd.	11,291,932	832,142
*	Pantoro, Ltd.	733,652	100,997
	Peet, Ltd.	928,220	697,794
	Pendal Group, Ltd.	1,950,282	8,872,828
	People Infrastructure, Ltd.	40,407	94,871
	Perenti Global, Ltd.	4,835,224	3,555,784
	Perpetual, Ltd.	405,248	7,755,989
*	Perseus Mining, Ltd.	9,066,296	7,841,297
#	Platinum Asset Management, Ltd.	2,013,396	4,318,563
*	Poseidon Nickel, Ltd.	643,832	30,740
	PPK Group, Ltd.	5,495	21,608
# *	Praemium, Ltd.	1,152,591	527,922
	Premier Investments, Ltd.	622,552	9,337,094
#	Pro Medicus, Ltd.	300,101	6,850,070
	Propel Funeral Partners, Ltd.	51,366	101,562
	PSC Insurance Group, Ltd.	91,885	187,156
	PWR Holdings, Ltd.	191,935	612,508
	Qube Holdings, Ltd.	1,167,803	2,173,692
*	Quickstep Holdings, Ltd.	134,452	6,805
	Ramelius Resources, Ltd.	4,758,357	6,496,371

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Reckon, Ltd.	391,834	$213,361
*	Red 5, Ltd.	5,773,882	1,122,380
	Redcape Hotel Group	111,772	73,482
#	Regis Healthcare, Ltd.	871,632	631,952
	Regis Resources, Ltd.	3,239,807	9,509,237
# *	Reject Shop, Ltd. (The)	109,654	479,222
	Reliance Worldwide Corp., Ltd.	4,342,033	12,534,300
#	Resimac Group, Ltd.	12,006	11,750
# *	Resolute Mining, Ltd.	9,170,450	5,208,354
*	Retail Food Group, Ltd.	2,504,088	140,838
#	Rhipe, Ltd.	298,914	431,490
	Ridley Corp., Ltd.	1,862,695	1,041,368
*	RPMGlobal Holdings, Ltd.	192,851	146,380
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,249,475	3,888,208
*	Saracen Mineral Holdings, Ltd.	5,077,306	20,291,051
	SeaLink Travel Group, Ltd.	456,986	1,876,321
	Select Harvests, Ltd.	873,957	3,761,502
*	Senex Energy, Ltd.	9,572,408	1,985,868
#	Servcorp, Ltd.	342,954	597,248
#	Service Stream, Ltd.	2,572,185	3,627,532
# *	Seven West Media, Ltd.	5,152,887	597,016
	SG Fleet Group, Ltd.	393,656	467,190
*	Sigma Healthcare, Ltd.	6,192,917	2,311,135
*	Silver Lake Resources, Ltd.	6,142,732	9,198,884
*	Silver Mines, Ltd.	318,112	43,994
	Sims, Ltd.	1,162,937	7,820,661
#	SmartGroup Corp., Ltd.	674,100	2,579,503
*	SomnoMed, Ltd.	25,160	32,000
*	Southern Cross Media Group, Ltd.	13,206,930	1,622,305
	Spark Infrastructure Group	11,558,934	16,130,112
# *	SpeedCast International, Ltd.	1,707,915	355,706
#	SRG Global, Ltd.	330,321	70,792
	St Barbara, Ltd.	5,221,239	9,818,297
	Stanmore Coal, Ltd.	46,807	23,228
	Star Entertainment Grp, Ltd. (The)	3,693,648	8,511,988
	Steadfast Group, Ltd.	5,683,479	14,249,839
# *	Strike Energy, Ltd.	2,846,114	500,352
	Sunland Group, Ltd.	1,211,896	1,719,510
	Super Retail Group, Ltd.	1,139,326	8,966,593
*	Superloop, Ltd.	705,203	457,001
# *	Syrah Resources, Ltd.	2,327,569	747,465
#	Tassal Group, Ltd.	1,531,815	3,813,634
	Technology One, Ltd.	1,748,272	11,036,395
*	Temple & Webster Group, Ltd.	92,290	677,688
*	Tiger Resources, Ltd.	9,447,997	4,981
*	Tribune Resources, Ltd.	14,725	73,883
# *	Troy Resources, Ltd.	764,541	67,550
# *	United Malt Grp, Ltd.	1,771,214	5,020,898
#	Village Roadshow, Ltd.	942,069	1,477,611
	Virgin Australia Holdings, Ltd.	7,648,897	0
*	Virgin Australia Holdings, Ltd.	11,131,924	0
	Virtus Health, Ltd.	553,707	1,747,050
	Vita Group, Ltd.	503,915	351,957
Ω	Viva Energy Group, Ltd.	3,244,514	3,838,123
*	Vmoto, Ltd.	267,457	93,349
*	Vocus Group, Ltd.	4,091,642	9,909,009
# *	Wagners Holding Co., Ltd.	122,838	114,884
#	Webjet, Ltd.	2,056,935	5,039,337

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Western Areas, Ltd.	1,970,942	$2,662,821
# *	Westgold Resources, Ltd.	2,414,524	4,393,008
#	Whitehaven Coal, Ltd.	4,887,743	3,658,181
	WPP AUNZ, Ltd.	1,788,160	528,557

TOTAL AUSTRALIA			883,714,822

HONG KONG — (22.5%)
*	Aceso Life Science Group., Ltd.	18,044,400	733,365
	Aeon Credit Service Asia Co., Ltd.	986,000	631,445
	Allied Group, Ltd.	13,104,000	4,786,084
	Allied Properties HK, Ltd.	12,947,857	3,189,991
	APAC Resources, Ltd.	3,766,513	476,396
*	Apollo Future Mobility Group, Ltd.	8,436,000	468,068
# *	Applied Development Holdings, Ltd.	13,430,000	371,486
*	Arts Optical International Hldgs, Ltd.	614,000	61,669
	Asia Financial Holdings, Ltd.	2,404,908	1,128,897
*	Asia Standard Hotel Group, Ltd.	15,581,654	392,304
*	Asia Standard International Group, Ltd.	13,222,917	1,367,353
	Asiasec Properties, Ltd.	1,737,000	252,585
	ASM Pacific Technology, Ltd.	414,400	4,178,938
	Associated International Hotels, Ltd.	952,000	1,640,379
	Automated Systems Holdings, Ltd.	340,400	54,783
	Bel Global Resources Holdings, Ltd.	2,576,000	0
*	Best Food Holding Co., Ltd.	996,000	55,652
	Best Mart 360 Holdings, Ltd.	692,000	162,272
Ω	BOC Aviation, Ltd.	290,900	1,801,295
	BOCOM International Holdings Co., Ltd.	817,000	113,061
	BOE Varitronix, Ltd.	3,807,293	1,309,573
	Bright Smart Securities & Commodities Group, Ltd.	5,788,000	1,439,755
*	Brightoil Petroleum Holdings, Ltd.	9,034,000	327,799
	Build King Holdings, Ltd.	440,000	45,579
*	Burwill Holdings, Ltd.	37,300,960	63,993
	Cafe de Coral Holdings, Ltd.	3,090,000	6,387,042
# *	Camsing International Holding, Ltd.	3,238,000	90,844
*	Cathay Pacific Airways, Ltd.	189,000	128,426
	Century City International Holdings, Ltd.	7,111,460	372,671
	CGN Mining Co., Ltd.	5,195,000	187,440
	Chen Hsong Holdings	1,296,000	336,692
	Cheuk Nang Holdings, Ltd.	753,768	282,166
	Chevalier International Holdings, Ltd.	820,989	998,900
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,620
*	China Best Group Holding, Ltd.	849,999	45,433
*	China Boton Group Co., Ltd.	385,028	87,553
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	321,450
*	China Energy Development Holdings, Ltd.	59,474,000	960,966
	China Motor Bus Co., Ltd.	67,800	900,225
*	China Solar Energy Holdings, Ltd.	1,669,500	7,268
*	China Star Entertainment, Ltd.	11,360,000	2,295,001
*	China Strategic Holdings, Ltd.	80,821,250	767,930
*	China Tonghai International Financial, Ltd.	1,300,000	33,776
	Chinese Estates Holdings, Ltd.	3,321,000	1,674,371
*	Chinlink International Holdings, Ltd.	944,800	10,938
	Chinney Investments, Ltd.	1,180,000	240,519
	Chong Hing Bank, Ltd.	234,000	276,252
	Chow Sang Sang Holdings International, Ltd.	2,417,000	2,644,012
*	Chuang’s China Investments, Ltd.	8,811,407	449,614
	Chuang’s Consortium International, Ltd.	7,519,043	874,334
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,381,811
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	1,977,002

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	CMBC Capital Holdings, Ltd.	13,980,000	$228,060
	CNQC International Holdings, Ltd.	4,312,500	354,165
	CNT Group, Ltd.	7,979,264	375,122
	Convenience Retail Asia, Ltd.	1,026,000	575,538
# *	Convoy Global Holdings, Ltd.	38,622,000	155,933
	Cowell e Holdings, Inc.	4,444,000	1,956,960
	Cross-Harbour Holdings, Ltd. (The)	1,596,645	2,843,676
	CSI Properties, Ltd.	47,866,383	1,385,875
	Dah Sing Banking Group, Ltd.	3,977,516	3,422,329
	Dah Sing Financial Holdings, Ltd.	1,509,744	3,760,545
	Dickson Concepts International, Ltd.	1,620,500	682,920
*	Digital Domain Holdings, Ltd.	2,310,000	13,747
	Dynamic Holdings, Ltd.	78,000	146,555
	Eagle Nice International Holdings, Ltd.	2,194,000	1,062,745
	EcoGreen International Group, Ltd.	1,994,640	326,922
*	eForce Holdings, Ltd.	8,784,000	76,819
*	Emperor Capital Group, Ltd.	32,205,000	517,386
	Emperor Entertainment Hotel, Ltd.	4,840,000	638,472
#	Emperor International Holdings, Ltd.	10,584,753	1,491,738
*	Emperor Watch & Jewellery, Ltd.	34,460,000	406,163
*	Energy International Investments Holdings, Ltd.	1,960,000	15,665
*	ENM Holdings, Ltd.	16,260,000	1,345,556
*	Esprit Holdings, Ltd.	15,275,850	1,582,013
*	Eternity Investment, Ltd.	820,000	17,764
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,856,021
	Far East Consortium International, Ltd.	11,349,130	3,356,614
# *	FIH Mobile, Ltd.	31,247,000	3,434,252
	First Pacific Co., Ltd.	15,728,000	4,886,179
*	First Shanghai Investments, Ltd.	5,568,000	209,062
	Fountain SET Holdings, Ltd.	6,594,000	768,731
	Four Seas Mercantile Holdings, Ltd.	610,000	198,731
*	Freeman Fintech Corp, Ltd.	13,680,000	59,643
	GDH Guangnan Holdings., Ltd.	2,083,600	175,024
*	Genting Hong Kong, Ltd.	483,000	15,586
	Get Nice Financial Group, Ltd.	2,438,600	204,584
	Get Nice Holdings, Ltd.	59,028,000	1,280,936
	Giordano International, Ltd.	11,198,000	1,782,106
	Glorious Sun Enterprises, Ltd.	3,932,000	406,121
	Gold Peak Industries Holdings, Ltd.	3,029,642	246,583
	Golden Resources Development International, Ltd.	4,082,500	306,071
# *	Gold-Finance Holdings, Ltd.	9,580,000	16,682
*	Good Resources Holdings, Ltd.	6,860,000	75,214
*	Goodbaby International Holdings, Ltd.	6,342,000	807,378
	Great Eagle Holdings, Ltd.	1,068,349	2,582,192
*	Great Harvest Maeta Group Holdings, Ltd.	637,500	97,842
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	24,044
*	Greentech Technology International, Ltd.	8,860,000	97,549
*	G-Resources Group, Ltd.	237,516,600	1,104,724
	Guoco Group, Ltd.	2,000	24,545
	Guotai Junan International Holdings, Ltd.	31,755,797	4,072,099
	Haitong International Securities Group, Ltd.	21,115,400	4,812,465
	Hang Lung Group, Ltd.	2,431,000	5,396,358
	Hanison Construction Holdings, Ltd.	2,713,649	333,139
	Harbour Centre Development, Ltd.	935,500	848,174
*	HJ Capital International Holdings Co., Ltd.	3,940,000	101,374
	HKBN, Ltd.	3,823,000	6,622,604
	HKR International, Ltd.	7,149,369	2,716,988
	Hon Kwok Land Investment Co., Ltd.	388,800	125,293

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	$774,643
*	Hong Kong Finance Investment Holding Group, Ltd.	6,208,000	73,671
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	2,645,019
	Hongkong Chinese, Ltd.	5,038,000	429,913
Ω	Honma Golf, Ltd.	1,060,000	468,931
	Hop Hing Group Holdings, Ltd.	5,484,000	38,879
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,677
	Hung Hing Printing Group, Ltd.	3,040,000	390,225
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,164,000	1,972,606
*	Hypebeast, Ltd.	1,632,500	156,603
	Hysan Development Co., Ltd.	2,123,000	6,768,315
# *	I-CABLE Communications, Ltd.	4,080,000	30,567
#	IGG, Inc.	9,421,000	10,198,134
*	Imagi International Holdings, Ltd.	2,220,984	234,858
	International Housewares Retail Co., Ltd.	2,042,000	538,786
	IPE Group, Ltd.	3,345,000	302,592
*	IRC, Ltd.	37,862,266	396,590
*	IT, Ltd.	5,060,532	700,332
#	ITC Properties Group, Ltd.	6,505,292	706,320
	Jacobson Pharma Corp., Ltd.	3,616,000	532,993
	Johnson Electric Holdings, Ltd.	2,863,992	5,925,897
	K Wah International Holdings, Ltd.	1,543,000	732,237
*	Kader Holdings Co., Ltd.	578,000	33,818
	Kam Hing International Holdings, Ltd.	1,586,000	78,030
	Karrie International Holdings, Ltd.	2,440,000	328,237
	Keck Seng Investments	912,600	335,719
	Kerry Logistics Network, Ltd.	4,063,500	8,486,558
#	Kerry Properties, Ltd.	1,896,000	4,651,889
	Kingmaker Footwear Holdings, Ltd.	1,878,955	174,668
	Kowloon Development Co., Ltd.	3,133,000	3,060,766
*	Kwoon Chung Bus Holdings, Ltd.	44,000	12,251
	Lai Sun Development Co., Ltd.	1,976,896	1,713,670
	Lai Sun Garment International, Ltd.	665,530	570,382
	Lam Soon Hong Kong, Ltd.	325,310	512,787
*	Landing International Development, Ltd.	6,932,800	193,841
	Landsea Green Properties Co., Ltd.	3,016,000	257,234
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,798,750	471,426
*	Lerthai Group, Ltd.	40,000	2,794
# *	Leyou Technologies Holdings, Ltd.	3,640,000	1,538,421
*	Lifestyle International Holdings, Ltd.	3,713,000	2,916,258
	Lippo China Resources, Ltd.	17,982,000	304,150
	Lippo, Ltd.	1,161,700	309,158
	Liu Chong Hing Investment, Ltd.	1,511,200	1,214,806
	L’Occitane International SA	2,278,500	4,171,354
	Luk Fook Holdings International, Ltd.	3,704,000	9,056,888
	Luks Group Vietnam Holdings Co., Ltd.	514,913	81,612
	Lung Kee Bermuda Holdings	1,521,875	475,193
# *	Macau Legend Development, Ltd.	19,397,000	2,630,696
	Magnificent Hotel Investment, Ltd.	13,170,000	153,120
	Man Wah Holdings, Ltd.	12,205,200	17,034,026
*	Mason Group Holdings, Ltd.	111,713,399	391,505
	Master Glory Group, Ltd.	972,981	6,125
	Matrix Holdings, Ltd.	1,067,414	398,662
	MECOM Power and Construction, Ltd.	1,106,000	297,241
	Melbourne Enterprises, Ltd.	39,500	853,357
	Melco International Development, Ltd.	2,383,000	3,868,184
	MGM China Holdings, Ltd.	150,800	199,006
*	Midland Holdings, Ltd.	3,363,987	338,657

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Ming Fai International Holdings, Ltd.	1,728,000	$156,899
	Miramar Hotel & Investment	1,144,000	1,865,973
	Modern Dental Group, Ltd.	2,865,000	485,449
	NagaCorp., Ltd.	148,000	153,083
#	Nameson Holdings, Ltd.	7,744,000	488,318
	Nanyang Holdings, Ltd.	133,500	692,220
	National Electronics Hldgs	2,668,600	351,176
*	National United Resources Holdings, Ltd.	18,280,000	62,721
*	Neo-Neon Holdings, Ltd.	2,315,500	176,837
# *	NewOcean Energy Holdings, Ltd.	8,956,000	798,573
	Nissin Foods Co., Ltd.	676,000	635,088
	NWS Holdings, Ltd.	4,007,000	3,517,311
*	OP Financial, Ltd.	8,104,000	871,570
#	Oriental Watch Holdings	3,590,800	1,123,836
# *	Oshidori International Holdings, Ltd.	20,024,400	1,810,216
	Pacific Andes International Holdings, Ltd.	19,435,067	68,690
	Pacific Basin Shipping, Ltd.	33,697,000	4,922,379
*	Pacific Century Premium Developments, Ltd.	354,240	37,498
	Pacific Textiles Holdings, Ltd.	8,088,000	4,615,075
	Pak Fah Yeow International, Ltd.	5,000	1,161
	Paliburg Holdings, Ltd.	3,180,830	812,687
*	Paradise Entertainment, Ltd.	3,672,000	439,483
*	PC Partner Group, Ltd.	1,980,000	438,594
	PCCW, Ltd.	3,884,545	2,337,081
# *	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	9,539
	Pentamaster International, Ltd.	468,000	115,627
	Perfect Shape Medical, Ltd.	3,452,000	1,241,418
	Pico Far East Holdings, Ltd.	5,214,000	755,124
*	Planetree International Development, Ltd.	76,000	10,211
	Playmates Holdings, Ltd.	7,082,000	805,536
	Plover Bay Technologies, Ltd.	2,032,000	212,680
	Pokfulam Development Co., Ltd.	224,000	335,383
	Polytec Asset Holdings, Ltd.	21,978,136	1,846,098
*	PT International Development Co., Ltd.	8,345,150	274,082
	Public Financial Holdings, Ltd.	3,058,000	711,871
	PYI Corp., Ltd.	4,005,194	154,990
	PYXIS Group, Ltd.	1,936,000	0
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	5,140,000	49,723
	Regal Hotels International Holdings, Ltd.	2,953,800	1,175,279
Ω	Regina Miracle International Holdings, Ltd.	1,983,000	614,868
*	Renco Holdings Group, Ltd.	103,000	4,660
# *	Sa Sa International Holdings, Ltd.	8,512,747	1,222,194
	Safety Godown Co., Ltd.	1,200,000	561,883
* Ω	Samsonite International SA	5,277,300	5,383,634
	SAS Dragon Holdings, Ltd.	2,182,000	718,590
	SEA Holdings, Ltd.	1,711,523	1,723,356
*	Shangri-La Asia, Ltd.	2,428,000	1,910,430
	Shenwan Hongyuan HK, Ltd.	4,421,250	491,085
	Shun Ho Property Investments, Ltd.	1,254,757	234,224
	Shun Tak Holdings, Ltd.	11,755,419	3,450,313
*	Sincere Watch Hong Kong, Ltd.	4,450,000	48,687
	Sing Pao Media Enterprises	250,511	0
*	Sing Tao News Corp., Ltd.	1,974,000	258,179
#	Singamas Container Holdings, Ltd.	11,898,000	506,796
	SITC International Holdings Co., Ltd.	6,142,000	9,487,271
	Sitoy Group Holdings, Ltd.	97,000	4,661
	SmarTone Telecommunications Holdings, Ltd.	3,116,481	1,681,537
*	SOCAM Development, Ltd.	1,307,596	206,266

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Solomon Systech International, Ltd.	10,960,000	$258,522
	Soundwill Holdings, Ltd.	600,500	536,916
*	South China Holdings Co., Ltd.	17,774,502	263,386
	Stella International Holdings, Ltd.	2,604,500	2,668,957
*	Success Universe Group, Ltd.	6,716,000	107,597
# *	Summit Ascent Holdings, Ltd.	7,556,000	867,480
	Sun Hung Kai & Co., Ltd.	5,271,429	2,050,876
	SUNeVision Holdings, Ltd.	2,402,000	2,108,134
#	TAI Cheung Holdings, Ltd.	2,327,000	1,367,759
	Tai Sang Land Development, Ltd.	798,910	400,994
*	Talent Property Group, Ltd.	4,305,000	13,327
#	Tan Chong International, Ltd.	1,176,000	315,399
#	Tao Heung Holdings, Ltd.	1,396,000	149,609
	Television Broadcasts, Ltd.	2,734,700	2,197,124
*	Termbray Industries International Holdings, Ltd.	1,314,900	48,170
	Texwinca Holdings, Ltd.	6,106,000	926,704
*	Theme International Holdings, Ltd.	5,990,000	83,759
	Tian Teck Land, Ltd.	1,024,000	679,314
	TK Group Holdings, Ltd.	1,482,000	440,157
# *	TOM Group, Ltd.	1,224,000	172,132
# *	Town Health International Medical Group, Ltd.	5,606,115	93,285
	Tradelink Electronic Commerce, Ltd.	6,206,000	721,026
	Transport International Holdings, Ltd.	1,590,602	2,828,522
	Union Medical Healthcare, Ltd.	1,377,097	784,688
	United Laboratories International Holdings, Ltd. (The)	6,644,000	5,713,055
*	Universal Technologies Holdings, Ltd.	1,730,000	31,315
	Untrade CW Group Holdings	1,361,500	7,604
*	Up Energy Development Group, Ltd.	3,929,000	12,265
	Value Partners Group, Ltd.	5,237,000	2,294,662
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,207
	Vedan International Holdings, Ltd.	3,576,000	332,072
#	Vitasoy International Holdings, Ltd.	2,143,000	8,668,231
Ω	VPower Group International Holdings, Ltd.	1,159,000	415,978
	VSTECS Holdings, Ltd.	6,665,600	4,177,924
	VTech Holdings, Ltd.	1,438,200	9,542,489
	Wai Kee Holdings, Ltd.	7,038,738	3,368,436
	Wang On Group, Ltd.	40,100,000	263,975
*	Win Hanverky Holdings, Ltd.	316,000	15,703
	Wing On Co. International, Ltd.	759,000	1,672,104
	Wing Tai Properties, Ltd.	2,187,331	988,024
	Wonderful Sky Financial Group Holdings, Ltd.	992,000	83,777
	Xinyi Glass Holdings, Ltd.	26,000	57,097
	YGM Trading, Ltd.	348,000	89,789
	YT Realty Group, Ltd.	3,450,008	1,017,927
	Yue Yuen Industrial Holdings, Ltd.	2,064,000	3,361,872
# *	Yunfeng Financial Group, Ltd.	280,000	135,010
	Zensun Enterprises, Ltd.	2,280,000	128,105
# *	Zhaobangji Properties Holdings, Ltd.	856,000	120,516

TOTAL HONG KONG			351,097,918

NEW ZEALAND — (7.1%)
# *	Abano Healthcare Group, Ltd.	68,521	195,504
*	AFT Pharmaceuticals, Ltd.	3,642	12,032
*	Air New Zealand, Ltd.	218,896	205,286
#	Arvida Group, Ltd.	794,134	917,994
	Briscoe Group, Ltd.	23,247	63,064
*	CBL Corp., Ltd.	47,180	0
	Chorus, Ltd.	3,152,349	17,529,495
	Colonial Motor Co., Ltd. (The)	144,588	770,040

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
# *	Comvita, Ltd.	44,950	$98,053
	Delegat Group, Ltd.	1,200	11,777
# *	Eroad, Ltd.	24,092	65,395
*	Fletcher Building, Ltd.	539,524	1,461,098
	Freightways, Ltd.	984,862	5,465,537
#	Genesis Energy, Ltd.	1,942,554	3,981,301
#	Gentrack Group, Ltd.	71,302	57,093
	Hallenstein Glasson Holdings, Ltd.	326,057	1,320,920
	Heartland Group Holdings, Ltd.	2,009,671	1,779,993
	Infratil, Ltd.	3,949,779	14,144,121
	Investore Property, Ltd.	551,549	812,922
*	Kathmandu Holdings, Ltd.	2,598,560	2,002,949
	Mainfreight, Ltd.	289,611	10,326,649
*	Metlifecare, Ltd.	1,045,171	4,146,402
	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	454,873
#	NEW Zealand King Salmon Investments, Ltd.	63,420	70,007
*	New Zealand Refining Co., Ltd. (The)	965,490	357,892
# *	NZME, Ltd.	945,851	373,145
	NZX, Ltd.	1,445,482	1,642,944
#	Oceania Healthcare, Ltd.	636,990	567,622
*	Pacific Edge, Ltd.	685,669	326,063
	PGG Wrightson, Ltd.	120,785	235,721
*	Plexure Group, Ltd.	11,811	11,890
#	Port of Tauranga, Ltd.	188,429	901,726
*	Pushpay Holdings, Ltd.	815,501	4,905,424
*	Restaurant Brands New Zealand, Ltd.	171,783	1,347,648
*	Richina Pacific, Ltd.	274,180	0
	Sanford, Ltd.	394,135	1,446,290
#	Scales Corp., Ltd.	462,215	1,548,665
	Scott Technology, Ltd.	47,518	58,201
# *	Serko, Ltd.	74,521	242,191
#	Skellerup Holdings, Ltd.	806,301	1,641,555
*	SKY Network Television, Ltd.	2,821,003	277,582
	SKYCITY Entertainment Group, Ltd.	5,101,527	9,439,519
	Steel & Tube Holdings, Ltd.	575,667	231,840
	Summerset Group Holdings, Ltd.	1,378,955	9,475,546
*	Synlait Milk, Ltd.	375,719	1,322,764
# *	Tourism Holdings, Ltd.	712,961	1,054,793
*	TOWER, Ltd.	2,581,956	972,517
#	Trustpower, Ltd.	252,846	1,183,123
	Turners Automotive Group, Ltd.	66,610	115,841
	Vector, Ltd.	167,421	464,798
*	Vista Group International, Ltd.	458,004	455,727
	Warehouse Group, Ltd. (The)	360,516	569,076
	Z Energy, Ltd.	1,809,064	3,380,701

TOTAL NEW ZEALAND			110,443,309

SINGAPORE — (11.0%)
*	Abterra, Ltd.	230,320	1,231
	Accordia Golf Trust	5,267,200	55,269
	AEM Holdings, Ltd.	798,900	1,977,505
#	Amara Holdings, Ltd.	974,800	246,073
	Ascendas India Trust	5,731,200	5,459,709
#	Avarga, Ltd.	2,722,000	470,359
# *	Banyan Tree Holdings, Ltd.	783,400	137,679
#	Best World International, Ltd.	2,911,550	538,848
# *	Bonvests Holdings, Ltd.	950,000	586,846
	Boustead Singapore, Ltd.	2,320,982	1,190,570
	Bukit Sembawang Estates, Ltd.	1,243,903	3,249,988

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Bund Center Investment, Ltd.	659,825	$253,127
#	Centurion Corp., Ltd.	1,405,100	328,927
	China Aviation Oil Singapore Corp., Ltd.	2,708,399	1,824,100
	China Sunsine Chemical Holdings, Ltd.	3,917,000	1,133,035
#	Chip Eng Seng Corp., Ltd.	3,894,900	1,227,035
	Chuan Hup Holdings, Ltd.	3,937,600	603,691
	Civmec, Ltd.	162,700	47,381
	ComfortDelGro Corp., Ltd.	8,950,800	8,852,888
# *	COSCO Shipping International Singapore Co., Ltd.	7,304,400	979,654
# *	Creative Technology, Ltd.	334,500	583,167
#	CSE Global, Ltd.	2,713,000	867,942
#	Del Monte Pacific, Ltd.	2,126,164	194,719
#	Delfi, Ltd.	885,400	415,228
*	DMX Technologies Group, Ltd.	2,096,000	0
# *	Ezion Holdings, Ltd.	9,845,878	58,385
# *	Ezra Holdings, Ltd.	8,747,986	13,193
	Far East Orchard, Ltd.	1,249,303	896,424
	First Resources, Ltd.	5,615,400	4,981,359
#	First Sponsor Group, Ltd.	484,728	457,502
#	Food Empire Holdings, Ltd.	1,473,700	626,779
#	Fragrance Group, Ltd.	6,077,000	503,831
#	Fraser and Neave, Ltd.	199,600	169,686
	Frasers Property, Ltd.	20,700	16,516
#	Frencken Group, Ltd.	2,124,300	1,471,590
	Fu Yu Corp., Ltd.	3,824,600	644,124
*	Gallant Venture, Ltd.	5,262,600	481,846
*	Geo Energy Resources, Ltd.	3,837,000	286,499
#	GK Goh Holdings, Ltd.	1,484,065	801,280
#	GL, Ltd.	3,605,600	1,294,627
	Golden Agri-Resources, Ltd.	38,086,600	3,937,367
*	Golden Energy & Resources, Ltd.	603,700	66,996
	GP Industries, Ltd.	2,201,909	840,154
	GuocoLand, Ltd.	1,932,314	2,068,288
# *	Halcyon Agri Corp., Ltd.	1,760,948	316,126
	Hanwell Holdings, Ltd.	1,765,919	369,423
	Haw Par Corp., Ltd.	368,400	2,529,596
#	Hiap Hoe, Ltd.	498,000	224,374
	Hi-P International, Ltd.	1,001,600	886,447
	Ho Bee Land, Ltd.	1,656,200	2,823,323
	Hong Fok Corp., Ltd.	3,566,294	1,671,047
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,025,000	698,657
	Hong Leong Finance, Ltd.	1,002,000	1,651,064
	Hotel Grand Central, Ltd.	1,660,083	1,125,365
	Hour Glass, Ltd. (The)	1,879,432	963,526
	HRnetgroup, Ltd.	79,500	27,365
	Hutchison Port Holdings Trust	25,256,400	3,665,108
	Hwa Hong Corp., Ltd.	2,123,500	434,550
# *	Hyflux, Ltd.	3,707,700	48,663
#	iFAST Corp., Ltd.	956,000	2,582,998
*	Indofood Agri Resources, Ltd.	3,097,300	645,511
#	ISDN Holdings, Ltd.	374,200	101,791
#	Japfa, Ltd.	3,244,210	1,532,601
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
# *	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust.	19,465,946	7,779,339
	Koufu Group, Ltd.	85,000	40,764
#	KSH Holdings, Ltd.	1,278,300	289,783
	Lian Beng Group, Ltd.	2,957,600	853,658

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#	Low Keng Huat Singapore, Ltd.	949,800	$272,490
	Lum Chang Holdings, Ltd.	1,102,130	278,396
*	Mandarin Oriental International, Ltd.	1,497,700	2,738,516
	Metro Holdings, Ltd.	3,069,792	1,529,761
	Mewah International, Inc.	89,000	15,936
	Micro-Mechanics Holdings, Ltd.	49,800	97,154
# *	Midas Holdings, Ltd.	8,905,453	234,706
# *	mm2 Asia, Ltd.	3,521,000	446,786
	NetLink NBN Trust	4,022,100	2,830,726
#	NSL, Ltd.	409,900	201,321
*	Oceanus Group, Ltd.	3,260,600	16,683
	OUE, Ltd.	2,207,800	1,810,170
#	Oxley Holdings, Ltd.	7,491,097	1,152,558
#	Pan-United Corp., Ltd.	2,435,750	481,941
#	Penguin International, Ltd.	1,129,132	339,686
#	Q&M Dental Group Singapore, Ltd.	2,102,100	707,977
#	QAF, Ltd.	1,665,280	1,061,758
*	Raffles Education Corp., Ltd.	3,856,223	366,301
	Raffles Medical Group, Ltd.	7,832,632	4,418,695
#	Riverstone Holdings, Ltd.	1,431,300	3,987,438
#	Roxy-Pacific Holdings, Ltd.	505,740	127,669
	SATS, Ltd.	1,325,000	2,889,604
#	SBS Transit, Ltd.	855,500	1,785,755
	Sembcorp Industries, Ltd.	7,106,600	8,225,582
*	Sembcorp Marine, Ltd.	44,540,812	3,916,278
	Sheng Siong Group, Ltd.	5,499,100	6,721,322
	SHS Holdings, Ltd.	2,175,300	257,892
#	SIA Engineering Co., Ltd.	2,031,100	2,424,477
#	SIIC Environment Holdings, Ltd.	5,890,920	780,446
#	Sinarmas Land, Ltd.	7,118,700	863,984
	Sing Holdings, Ltd.	1,579,500	422,435
	Sing Investments & Finance, Ltd.	350,675	303,389
	Singapore Post, Ltd.	12,106,600	5,902,689
#	Singapore Press Holdings, Ltd.	7,633,400	5,529,673
	Singapore Reinsurance Corp., Ltd.	1,514,530	313,480
	Singapore Shipping Corp., Ltd.	1,640,700	280,396
#	Stamford Land Corp., Ltd.	3,297,700	713,276
#	StarHub, Ltd.	5,997,300	5,136,744
	Straco Corp., Ltd.	130,000	47,051
	Straits Trading Co., Ltd.	11,800	13,422
#	Sunningdale Tech, Ltd.	1,295,460	1,472,977
*	SunVic Chemical Holdings, Ltd.	526,945	1,582
# *	Swiber Holdings, Ltd.	2,895,250	43,240
#	Tuan Sing Holdings, Ltd.	5,503,116	1,169,604
#	UMS Holdings, Ltd.	2,839,175	1,955,473
#	United Industrial Corp., Ltd.	134,969	215,486
	United Overseas Insurance, Ltd.	181,850	855,159
	UOB-Kay Hian Holdings, Ltd.	2,318,060	2,242,954
#	Valuetronics Holdings, Ltd.	3,079,850	1,262,298
	Venture Corp., Ltd.	105,600	1,488,618
	Vicom, Ltd.	568,400	837,450
#	Wee Hur Holdings, Ltd.	2,769,000	399,270
	Wing Tai Holdings, Ltd.	4,165,367	5,459,102
#	Yangzijiang Shipbuilding Holdings, Ltd.	3,862,000	2,600,083
#	Yeo Hiap Seng, Ltd.	223,731	117,832

TOTAL SINGAPORE			171,868,187

TOTAL COMMON STOCKS			1,517,124,236

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
# *	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	$0
# *	First Sponsor Group, Ltd. Warrants 03/21/29	169,655	26,083

TOTAL SINGAPORE			26,083

TOTAL INVESTMENT SECURITIES (Cost $1,623,607,351)			1,517,150,319

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@ §	The DFA Short Term Investment Fund	3,633,899	42,047,846

TOTAL INVESTMENTS — (100.0%) (Cost $1,665,649,023)			$1,559,198,165

SA Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,882,708	$878,832,114	—	$883,714,822
Hong Kong	740,917	350,357,001	—	351,097,918
New Zealand	—	110,443,309	—	110,443,309
Singapore	—	171,868,187	—	171,868,187
Rights/Warrants
Singapore	—	26,083	—	26,083
Securities Lending Collateral	—	42,047,846	—	42,047,846

TOTAL	$5,623,625	$1,553,574,540	—	$1,559,198,165

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.4%)
*	4imprint Group P.L.C.	151,995	$4,074,844
*	Ascential P.L.C.	566,257	2,027,919
	Bloomsbury Publishing P.L.C.	245,791	813,457
*	Centaur Media P.L.C.	254,249	74,109
#	Cineworld Group P.L.C.	3,566,962	1,319,253
	Daily Mail & General Trust P.L.C., Class A	1,028,577	9,005,039
	Euromoney Institutional Investor P.L.C.	668,864	7,140,753
*	Frontier Developments P.L.C.	13,843	468,226
	Future P.L.C.	30,182	775,992
	Gamma Communications P.L.C.	61,290	1,326,200
#	Hyve Group P.L.C.	1,238,909	818,198
*	ITV P.L.C.	620,898	580,268
	Kin & Carta P.L.C.	615,086	638,197
	Next Fifteen Communications Group P.L.C.	14,014	80,977
	Reach P.L.C.	2,076,966	2,826,498
*	STV Group P.L.C.	4,868	17,218
#	TalkTalk Telecom Group P.L.C.	3,363,045	4,191,469

TOTAL COMMUNICATION SERVICES			36,178,617

CONSUMER DISCRETIONARY — (18.8%)
	888 Holdings P.L.C.	1,839,698	6,393,118
*	AA P.L.C.	3,137,928	926,224
	Bellway P.L.C.	514,084	15,553,702
	Card Factory P.L.C.	837,076	348,851
*	Coats Group P.L.C.	1,995,752	1,469,180
	Countryside Properties P.L.C.	2,813,575	12,288,663
*	Crest Nicholson Holdings P.L.C.	1,863,214	5,298,476
#	Debenhams P.L.C.	6,862,458	0
#	DFS Furniture P.L.C.	1,185,558	3,157,817
# *	Dignity P.L.C.	199,780	1,355,072
	Dixons Carphone P.L.C.	4,761,380	5,935,202
	Domino’s Pizza Group P.L.C.	3,580,555	15,373,097
	Dunelm Group P.L.C.	685,419	11,587,636
*	Frasers Group P.L.C.	1,417,210	6,875,109
	Fuller Smith & Turner P.L.C., Class A	145,156	1,095,065
	Games Workshop Group P.L.C.	205,563	27,635,151
	Gamesys Group P.L.C.	401,119	6,040,899
	GoCo Group P.L.C.	1,974,958	2,465,336
*	Greggs P.L.C.	617,131	10,306,616
*	Gym Group P.L.C. (The)	780,185	1,395,743
	Halfords Group P.L.C.	1,263,022	3,935,462
	Headlam Group P.L.C.	470,877	1,620,491
	Henry Boot P.L.C.	520,199	1,664,483
	Hollywood Bowl Group P.L.C.	228,840	385,537
*	Hostelworld Group P.L.C.	154,128	99,850
*	Inchcape P.L.C.	2,472,981	15,863,472
*	J D Wetherspoon P.L.C.	481,563	5,382,639
*	Joules Group P.L.C.	3,586	4,927
	Lookers P.L.C.	1,317,719	268,869
	Marks & Spencer Group P.L.C.	6,255,546	7,206,889
	Marston’s P.L.C.	4,171,700	2,611,196
*	McCarthy & Stone P.L.C.	2,635,358	4,008,552
*	Mitchells & Butlers P.L.C.	1,525,938	3,099,846
	MJ Gleeson P.L.C.	222,626	1,670,325
	Moneysupermarket.com Group P.L.C.	3,466,544	10,948,861

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Motorpoint group P.L.C.	48,046	$174,762
#	N Brown Group P.L.C.	638,577	472,095
	On the Beach Group P.L.C.	849,707	2,368,029
*	Pendragon P.L.C.	3,678,849	617,252
	Pets at Home Group P.L.C.	3,218,903	16,165,286
*	Photo-Me International P.L.C.	1,325,203	840,921
*	Playtech P.L.C.	2,022,505	8,917,989
*	PPHE Hotel Group, Ltd.	9,572	124,757
	Rank Group P.L.C.	956,436	1,116,582
*	Redrow P.L.C.	1,433,942	7,731,267
	Restaurant Group P.L.C.. (The)	369,088	193,877
*	Sportech P.L.C.	408,363	93,635
	SSP Group P.L.C.	2,708,721	6,559,194
*	Studio Retail Group P.L.C.	208,556	648,280
	Superdry P.L.C.	205,866	480,265
	Ted Baker P.L.C.	100,022	132,600
	TEN Entertainment Group P.L.C.	5,930	10,293
#	Thomas Cook Group P.L.C.	6,366,734	0
*	TI Fluid Systems P.L.C.	92,158	229,338
	Topps Tiles P.L.C.	702,573	393,479
#	TUI AG	155,118	608,913
	Vertu Motors P.L.C.	812,199	309,707
*	Vistry Group P.L.C.	1,436,468	10,135,723
*	Vitec Group P.L.C.. (The)	207,102	1,914,902
*	Vivo Energy P.L.C.	153,141	150,175
	WH Smith P.L.C.	704,933	9,112,564
	William Hill P.L.C.	5,240,138	18,610,224

TOTAL CONSUMER DISCRETIONARY			282,384,465

CONSUMER STAPLES — (6.4%)
*	A.G. Barr P.L.C.	724,463	4,425,493
	Anglo-Eastern Plantations P.L.C.	118,624	733,246
*	Bakkavor Group P.L.C.	98,748	75,520
	Britvic P.L.C.	1,585,438	15,149,864
	C&C Group P.L.C.	425,963	892,468
	Carr’s Group P.L.C.	349,511	453,026
	Cranswick P.L.C.	379,748	15,829,814
	Devro P.L.C.	1,096,272	2,145,340
	Fevertree Drinks P.L.C.	610,255	15,921,225
	Greencore Group P.L.C.	3,440,003	4,027,350
	Hilton Food Group P.L.C.	274,384	4,117,069
	McBride P.L.C.	777,593	617,592
*	McColl’s Retail Group P.L.C.	60,390	16,116
#	Naked Wines P.L.C.	221,368	1,333,742
	Nichols P.L.C.	2,884	45,296
*	Premier Foods P.L.C.	3,352,503	4,017,493
	PZ Cussons P.L.C.	1,740,868	5,225,624
	Stock Spirits Group P.L.C.	1,135,555	3,113,056
	Tate & Lyle P.L.C.	2,442,033	18,825,087

TOTAL CONSUMER STAPLES			96,964,421

ENERGY — (1.8%)
#	Afren P.L.C.	5,446,344	0
*	Cairn Energy P.L.C.	3,772,747	6,782,560
	Diversified Gas & Oil P.L.C.	344,909	501,355
# *	EnQuest P.L.C.	10,035,140	1,240,679
#	Genel Energy P.L.C.	767,136	1,120,923
	Gulf Keystone Petroleum, Ltd.	1,295,706	1,177,255

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Hunting P.L.C.	849,527	$1,536,875
# *	Hurricane Energy P.L.C.	3,479,397	103,430
*	John Wood Group P.L.C.	3,598,973	9,879,517
*	Lamprell P.L.C.	1,148,964	448,457
# *	Petrofac, Ltd.	838,017	1,291,030
*	Pharos Energy P.L.C.	696,486	112,052
# *	Premier Oil P.L.C.	5,196,268	765,718
*	Rockhopper Exploration P.L.C.	351,659	25,474
*	Savannah Energy P.L.C.	578,711	58,738
	Serica Energy P.L.C.	27,278	37,284
# *	Tullow Oil P.L.C.	8,529,711	2,237,706

TOTAL ENERGY			27,319,053

FINANCIALS — (14.4%)
	AJ Bell P.L.C.	3,154	17,217
	Allied Minds P.L.C.	148,232	69,799
*	Arrow Global Group P.L.C.	940,076	1,525,963
#	Ashmore Group P.L.C.	2,148,411	9,939,726
*	Bank of Georgia Group P.L.C.	258,927	3,011,077
	Beazley P.L.C.	2,964,842	11,302,783
	Brewin Dolphin Holdings P.L.C.	2,161,067	6,802,155
#	Burford Capital, Ltd.	702,282	5,981,998
	Charles Stanley Group P.L.C.	122,025	381,939
	Chesnara P.L.C.	842,577	2,861,823
	City of London Investment Group P.L.C.	5,500	28,637
	Close Brothers Group P.L.C.	1,007,674	14,051,166
	CMC Markets P.L.C.	727,392	3,158,861
*	Georgia Capital P.L.C.	39,517	188,402
	Hastings Group Holdings P.L.C.	2,055,325	6,641,302
*	Hiscox, Ltd.	1,268,750	13,560,668
	IG Group Holdings P.L.C.	2,561,656	25,279,706
	Impax Asset Management Group P.L.C.	2,655	18,659
	IntegraFin Holdings P.L.C.	24,151	152,082
	Intermediate Capital Group P.L.C.	360,821	5,480,627
*	International Personal Finance P.L.C.	772,691	570,957
	Investec P.L.C.	51,352	95,560
*	IP Group P.L.C.	3,933,948	4,064,345
	Jupiter Fund Management P.L.C.	3,029,637	9,127,607
*	Just Group P.L.C.	6,436,185	3,513,523
	Lancashire Holdings, Ltd.	1,430,682	11,806,704
	Liontrust Asset Management P.L.C.	42,739	691,246
	Man Group P.L.C.	10,338,145	14,426,511
	Numis Corp. P.L.C.	252,760	974,575
*	OneSavings Bank P.L.C.	639,222	2,549,823
	Paragon Banking Group P.L.C.	1,977,665	7,588,565
	Plus500, Ltd.	533,955	10,233,087
	Polar Capital Holdings P.L.C.	57,714	384,470
*	Provident Financial P.L.C.	955,809	2,878,253
	Quilter P.L.C.	10,292,590	16,341,140
	Rathbone Brothers P.L.C.	319,671	6,017,254
	River & Mercantile Group P.L.C.	10,512	20,001
	S&U P.L.C.	23,164	500,962
	Sabre Insurance Group P.L.C.	64,922	192,820
*	Saga P.L.C.	379,729	679,722
	Sanne Group P.L.C.	20,968	164,770
*	TBC Bank Group P.L.C.	16,116	192,001
	TP ICAP P.L.C.	3,195,385	7,912,656
# *	Virgin Money UK P.L.C.	3,981,734	4,828,185

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Waterloo Investment Holdings, Ltd.	4,000	$0

TOTAL FINANCIALS			216,209,327

HEALTH CARE — (3.6%)
	Advanced Medical Solutions Group P.L.C.	104,886	285,355
	Alliance Pharma P.L.C.	1,538,485	1,464,820
	CareTech Holdings P.L.C.	252,452	1,484,754
# *	Circassia Group P.L.C.	202,629	56,824
	Clinigen Group P.L.C.	168,737	1,316,447
	ConvaTec Group P.L.C.	2,580,710	6,041,265
	CVS Group P.L.C.	366,703	5,879,015
	EMIS Group P.L.C.	273,584	3,528,934
	Genus P.L.C.	25,591	1,360,026
*	Horizon Discovery Group P.L.C.	142,513	163,990
*	Indivior P.L.C.	3,144,193	4,492,407
	Integrated Diagnostics Holdings P.L.C.	326,047	1,146,136
	Mediclinic International P.L.C.	2,438,263	8,928,168
*	PureTech Health P.L.C.	29,238	98,323
	Spire Healthcare Group P.L.C.	1,700,130	2,621,130
	UDG Healthcare P.L.C.	1,067,968	10,037,850
*	Vectura Group P.L.C.	4,206,706	5,612,511

TOTAL HEALTH CARE			54,517,955

INDUSTRIALS — (29.8%)
	Aggreko P.L.C.	1,481,487	8,443,902
	Air Partner P.L.C.	253,425	211,850
	Avon Rubber P.L.C.	210,277	10,711,700
	Babcock International Group P.L.C.	2,966,254	8,356,192
*	Balfour Beatty P.L.C.	4,677,048	12,925,786
	Begbies Traynor Group P.L.C.	44,955	48,654
	Biffa P.L.C.	1,106,134	3,097,769
	Bodycote P.L.C.	1,288,277	10,863,830
	Braemar Shipping Services P.L.C.	91,109	145,118
	Chemring Group P.L.C.	1,806,230	6,114,590
	Clarkson P.L.C.	195,112	5,081,897
	Clipper Logistics P.L.C.	198,686	1,121,106
#	Costain Group P.L.C.	237,261	100,483
*	De La Rue P.L.C.	449,522	786,274
*	Dialight P.L.C.	89,929	315,178
	Diploma P.L.C.	775,767	22,338,566
	easyJet P.L.C.	129,511	849,261
	Electrocomponents P.L.C.	2,625,523	23,051,598
*	Firstgroup P.L.C.	7,913,986	4,211,067
*	G4S P.L.C.	9,287,044	24,489,186
	Galliford Try Holdings P.L.C.	463,722	428,879
	Go-Ahead Group P.L.C.. (The)	276,719	2,099,492
	Goodwin P.L.C.	383	14,787
*	Grafton Group P.L.C.	1,582,491	13,757,361
*	Hays P.L.C.	9,080,700	12,539,176
	HomeServe P.L.C.	43,373	621,597
*	Howden Joinery Group P.L.C.	1,721,333	14,211,059
	IMI P.L.C.	1,740,984	23,344,076
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	4,647,106
	James Halstead P.L.C.	4,536	27,460
	JET2 P.L.C.	403,306	4,443,307
	John Laing Group P.L.C.	2,506,978	9,149,093

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
# *	John Menzies P.L.C.	349,123	$479,536
*	Johnson Service Group P.L.C.	189,295	213,670
	Keller Group P.L.C.	487,477	3,206,793
# *	Kier Group P.L.C.	773,329	472,586
	Luceco P.L.C.	249,615	737,246
*	Mears Group P.L.C.	686,588	937,356
*	Meggitt P.L.C.	2,696,622	9,555,458
	Mitie Group P.L.C.	6,831,237	2,488,759
*	Morgan Advanced Materials P.L.C.	1,910,633	6,190,944
*	Morgan Sindall Group P.L.C.	240,008	3,429,323
*	National Express Group P.L.C.	2,738,577	5,312,613
	Norcros P.L.C.	127,011	286,476
*	Pagegroup P.L.C.	2,063,842	9,561,297
	PayPoint P.L.C.	409,596	2,673,064
*	Polypipe Group P.L.C.	1,453,505	8,654,480
	Porvair P.L.C.	18,060	118,841
	QinetiQ Group P.L.C.	3,957,841	12,122,109
	Redde Northgate P.L.C.	1,996,988	4,593,994
	Renew Holdings P.L.C.	23,297	130,561
	Renewi P.L.C.	6,048,378	1,673,456
	Ricardo P.L.C.	291,046	1,361,035
	Robert Walters P.L.C.	392,744	2,031,826
	Rotork P.L.C.	5,397,898	19,667,000
	Royal Mail P.L.C.	5,277,907	15,535,071
*	RPS Group P.L.C.	940,773	619,227
	RWS Holdings P.L.C.	7,642	55,277
*	Senior P.L.C.	2,283,856	1,624,511
*	Serco Group P.L.C.	1,035,024	1,729,922
	Severfield P.L.C.	1,090,941	781,376
*	SIG P.L.C.	4,812,384	1,496,896
	Signature Aviation P.L.C.	5,602,723	17,156,548
	Smart Metering Systems P.L.C.	424,453	3,192,642
	Speedy Hire P.L.C.	3,123,066	2,133,779
	Stagecoach Group P.L.C.	2,523,684	1,242,773
	SThree P.L.C.	766,760	2,444,696
# *	Stobart Group, Ltd.	1,517,493	363,444
	T Clarke P.L.C.	64,142	70,157
*	Travis Perkins P.L.C.	1,545,039	21,219,992
	Trifast P.L.C.	524,611	821,943
*	Tyman P.L.C.	935,887	3,236,098
	Ultra Electronics Holdings P.L.C.	588,864	14,367,628
	Vesuvius P.L.C.	1,512,776	7,824,947
	Volex P.L.C.	341,719	1,067,453
	Volution Group P.L.C.	383,473	964,335
	Vp P.L.C.	156,511	1,231,314
*	Weir Group P.L.C. (The)	852,580	15,839,014
*	Wilmington P.L.C.	334,384	556,507
	Wincanton P.L.C.	636,980	1,716,489
	XP Power, Ltd.	101,307	5,250,651

TOTAL INDUSTRIALS			446,988,513

INFORMATION TECHNOLOGY — (7.9%)
*	Capita P.L.C.	7,411,267	2,367,065
	Computacenter P.L.C.	542,204	16,015,027
	DiscoverIE Group P.L.C.	469,189	3,494,264
*	Equiniti Group P.L.C.	2,329,628	3,116,559
	FDM Group Holdings P.L.C.	376,531	4,861,270
	First Derivatives P.L.C.	10,491	398,857
*	IDOX P.L.C.	79,223	50,788

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	iomart Group P.L.C.	182,629	$743,075
*	IQE P.L.C.	333,707	236,716
	Kainos Group P.L.C.	377,423	6,053,395
	Learning Technologies Group PLC	70,904	115,397
*	Micro Focus International P.L.C.	470,229	1,319,484
	NCC Group P.L.C.	1,623,101	3,851,825
*	Oxford Instruments P.L.C.	363,272	7,472,156
*	Renishaw P.L.C.	149,386	10,838,164
*	RM P.L.C.	351,353	783,330
*	SDL P.L.C.	489,520	4,378,410
	Softcat P.L.C.	810,023	11,808,219
	Spectris P.L.C.	668,518	21,456,266
	Spirent Communications P.L.C.	4,124,361	15,483,840
#	Strix Group P.L.C.	181,909	529,133
*	Telit Communications P.L.C.	82,391	142,879
*	TT Electronics P.L.C.	1,027,059	2,607,953
*	Xaar P.L.C.	197,087	334,520

TOTAL INFORMATION TECHNOLOGY			118,458,592

MATERIALS — (7.1%)
	Anglo Pacific Group P.L.C.	1,065,073	1,457,442
	Castings P.L.C.	165,113	684,361
	Centamin P.L.C.	8,142,932	13,095,860
	Central Asia Metals P.L.C.	502,566	1,097,260
*	Elementis P.L.C.	2,934,605	2,828,554
*	Essentra P.L.C.	1,625,038	5,186,055
	Ferrexpo P.L.C.	1,920,094	4,738,422
*	Forterra P.L.C.	1,374,279	3,214,892
*	Gem Diamonds, Ltd.	384,962	183,348
	Hill & Smith Holdings P.L.C.	530,996	8,258,048
*	Hochschild Mining P.L.C.	1,698,439	4,844,915
*	Ibstock P.L.C.	2,582,634	5,371,062
#	KAZ Minerals P.L.C.	1,557,504	12,707,831
*	Marshalls P.L.C.	1,446,763	12,534,531
	Pan African Resources P.L.C.	82,045	20,819
*	Petropavlovsk P.L.C.	838,033	290,265
	Rhi Magnesita NV	106,613	3,537,477
# *	Scapa Group P.L.C.	89,332	140,049
*	SolGold P.L.C.	386,507	171,474
	Synthomer P.L.C.	2,272,816	11,106,463
	Victrex P.L.C.	601,744	14,378,852
	Zotefoams P.L.C.	95,899	510,420

TOTAL MATERIALS			106,358,400

REAL ESTATE — (4.2%)
	Capital & Counties Properties P.L.C.	45,504	61,672
	CLS Holdings P.L.C.	684,455	1,757,876
*	Foxtons Group P.L.C.	1,119,745	493,270
	Grainger P.L.C.	4,445,647	16,105,781
	Harworth Group P.L.C.	30,680	36,087
	Helical P.L.C.	776,089	3,418,519
*	IWG P.L.C.	4,189,134	13,741,153
*	LSL Property Services P.L.C.	410,800	1,090,698
# *	Purplebricks Group P.L.C.	65,365	48,621
*	Raven Property Group, Ltd.	871,934	271,163
*	Savills P.L.C.	989,876	10,661,251
	St. Modwen Properties P.L.C.	2,715,246	11,661,984
	U & I Group P.L.C.	729,169	529,165

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	REAL ESTATE — (Continued)
	Urban & Civic P.L.C.	659,309	$1,751,100
#	Watkin Jones P.L.C.	521,040	904,582

TOTAL REAL ESTATE			62,532,922

	UTILITIES — (1.5%)
*	Centrica P.L.C.	11,333,133	5,458,000
	ContourGlobal P.L.C.	6,119	15,307
	Drax Group P.L.C.	2,382,905	9,125,006
	Telecom Plus P.L.C.	425,895	7,335,722

TOTAL UTILITIES			21,934,035

TOTAL COMMON STOCKS			1,469,846,300

	PREFERRED STOCKS — (0.0%)
	CONSUMER STAPLES — (0.0%)
	McBride P.L.C.	8,553,523	11,081

	TOTAL INVESTMENT SECURITIES (Cost $1,646,994,406)		1,469,857,381

			Value†
	SECURITIES LENDING COLLATERAL — (2.1%)
@ §	The DFA Short Term Investment Fund	2,700,372	31,246,001

	TOTAL INVESTMENTS — (100.0%) (Cost $1,678,233,510)		$1,501,103,382

P.L.C. Public Limited Company

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$36,178,617	—	$36,178,617
Consumer Discretionary	—	282,384,465	—	282,384,465
Consumer Staples	—	96,964,421	—	96,964,421
Energy	—	27,319,053	—	27,319,053
Financials	—	216,209,327	—	216,209,327
Health Care	—	54,517,955	—	54,517,955
Industrials	—	446,988,513	—	446,988,513
Information Technology	—	118,458,592	—	118,458,592
Materials	—	106,358,400	—	106,358,400
Real Estate	—	62,532,922	—	62,532,922
Utilities	—	21,934,035	—	21,934,035
Preferred Stocks
Consumer Staples	—	11,081	—	11,081
Securities Lending Collateral	—	31,246,001	—	31,246,001

TOTAL	—	$1,501,103,382	—	$1,501,103,382

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (92.5%)
AUSTRIA — (3.1%)
	Agrana Beteiligungs AG	83,141	$1,502,391
	ANDRITZ AG	477,958	16,119,887
#	AT&S Austria Technologie & Systemtechnik AG	181,572	3,300,326
	Atrium European Real Estate, Ltd.	996,680	2,368,971
* Ω	BAWAG Group AG	19,090	701,084
	CA Immobilien Anlagen AG	497,492	13,665,379
# *	DO & CO AG	47,356	1,720,473
	EVN AG	235,387	3,759,499
# *	FACC AG	144,102	790,597
# *	Flughafen Wien AG	30,811	727,638
# *	IMMOFINANZ AG	670,468	8,991,110
	Josef Manner & Co. AG	870	106,965
# *	Kapsch TrafficCom AG	34,259	446,884
# *	Lenzing AG	87,183	6,102,795
	Mayr Melnhof Karton AG	56,619	9,249,032
*	Oberbank AG	33,465	3,258,653
#	Oesterreichische Post AG	242,639	7,705,701
	Palfinger AG	98,449	2,278,726
# *	POLYTEC Holding AG	102,244	619,539
# *	Porr AG	74,767	998,164
#	Rosenbauer International AG	21,100	730,041
#	S IMMO AG	364,509	5,386,179
	Schoeller-Bleckmann Oilfield Equipment AG	71,621	1,735,766
*	Semperit AG Holding	69,672	1,788,850
*	Strabag SE	110,874	3,216,554
	Telekom Austria AG	1,099,338	7,394,267
	UBM Development AG	21,002	658,580
	UNIQA Insurance Group AG	993,126	5,593,821
#	Vienna Insurance Group AG Wiener Versicherung Gruppe	294,815	5,986,028
	voestalpine AG	640,995	17,824,068
	Wienerberger AG	617,965	15,599,443
	Zumtobel Group AG	186,383	1,041,800

TOTAL AUSTRIA			151,369,211

BELGIUM — (3.1%)
*	Ackermans & van Haaren NV	171,330	21,089,598
*	AGFA-Gevaert NV	1,318,062	5,011,455
#	Atenor	22,537	1,350,173
	Banque Nationale de Belgique	87	164,765
	Barco NV	456,527	7,161,557
	Bekaert SA	249,535	5,307,678
# * Ω	Biocartis Group NV	227,423	988,833
*	bpost SA	618,441	5,480,246
# *	Celyad SA	42,190	310,994
*	Cie d’Entreprises CFE	49,587	3,070,677
*	Deceuninck NV	435,935	764,146
	D’ieteren SA	194,540	9,746,440
# *	Econocom Group SA	727,792	1,601,273
	Elia Group SA	132,252	12,791,554
	Euronav NV	1,353,879	9,892,610
	EVS Broadcast Equipment SA	69,287	996,018
# *	Exmar NV	145,690	378,832
	Fagron	280,259	6,222,050
	Gimv NV	107,716	5,624,951
#	Immobel SA	22,042	1,526,709
#	Ion Beam Applications	125,553	1,642,650
*	Jensen-Group NV	20,961	478,938

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
# *	Kinepolis Group NV	92,310	$2,344,872
#	Lotus Bakeries NV	1,741	6,812,446
# *	MDxHealth	69,016	58,554
	Melexis NV	111,148	8,460,461
# *	Ontex Group NV	437,178	4,836,640
	Orange Belgium SA	201,488	3,357,792
# *	Oxurion NV	128,049	365,745
#	Picanol	26,722	1,675,828
	Recticel SA	272,024	2,672,288
	Resilux	5,788	883,620
*	Roularta Media Group NV	19,318	270,031
# *	Sioen Industries NV	57,436	1,469,690
*	Sipef NV	36,491	1,816,906
	Telenet Group Holding NV	156,890	6,034,063
	TER Beke SA	3,565	397,071
*	Tessenderlo Group SA	212,780	7,242,906
	Van de Velde NV	38,938	991,417
	Viohalco SA	498,361	1,596,539

TOTAL BELGIUM			152,889,016

DENMARK — (5.8%)
*	ALK-Abello A.S.	43,541	14,568,510
*	Alm Brand A.S.	554,009	6,336,894
*	Bang & Olufsen A.S.	614,019	1,713,944
*	BankNordik P/F	10,800	192,203
*	Bavarian Nordic A.S.	284,799	7,551,754
*	Brodrene Hartmann A.S.	16,148	1,294,255
# *	Columbus A.S.	430,058	551,797
	D/S Norden A.S.	206,817	2,940,861
*	Dfds A.S.	298,529	11,167,323
	Djurslands Bank A.S.	8,970	370,011
# *	Drilling Co. of 1972 A.S. (The)	65,213	1,231,914
*	FLSmidth & Co. A.S.	250,483	6,399,438
	Fluegger Group A.S.	4,198	305,187
*	GronlandsBANKEN A.S.	1,125	98,644
	H Lundbeck A.S.	325	9,162
*	H+H International A.S., Class B	111,938	2,170,792
*	Harboes Bryggeri A.S., Class B	9,576	88,572
# *	ISS A.S.	467,064	6,064,160
*	Jeudan A.S.	38,740	1,328,024
*	Jyske Bank A.S.	490,075	14,603,311
	Lan & Spar Bank	4,981	366,977
*	Matas A.S.	239,471	2,673,401
* Ω	Netcompany Group A.S.	6,425	534,400
*	Nilfisk Holding A.S.	166,181	2,278,902
*	NKT A.S.	202,178	5,496,495
Ω	NNIT A.S.	69,757	1,176,734
	Pandora A.S.	469,106	37,213,911
*	Parken Sport & Entertainment A.S.	22,148	222,086
	Per Aarsleff Holding A.S.	140,513	5,359,753
	Ringkjoebing Landbobank A.S.	196,930	15,004,613
# *	Roblon A.S., Class B	973	26,982
	Rockwool International A.S., Class A	792	276,963
	Rockwool International A.S., Class B	18,728	7,330,470
	Royal Unibrew A.S.	345,044	33,644,924
	RTX A.S.	56,813	1,825,086
Ω	Scandinavian Tobacco Group A.S., Class A	388,052	5,481,165
	Schouw & Co., A.S.	89,926	7,830,930
	SimCorp A.S.	278,224	33,184,785

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Solar A.S., Class B	38,054	$1,803,894
*	Spar Nord Bank A.S.	596,853	5,142,512
*	Sydbank A.S.	498,467	8,524,630
*	Tivoli A.S.	9,878	1,009,422
	Topdanmark A.S.	464,847	18,203,120
#	TORM P.L.C.	189,104	1,212,061
#	United International Enterprises, Ltd.	10,336	2,193,430
# *	Vestjysk Bank A.S.	1,931,528	835,856
*	Zealand Pharma A.S.	183,481	6,155,882

TOTAL DENMARK			283,996,140

FINLAND — (6.5%)
	Ahlstrom-Munksjo Oyj	199,960	4,186,594
*	Aktia Bank Oyj	324,379	3,349,783
# *	Alandsbanken Abp, Class B	20,869	495,414
	Alma Media Oyj	129,772	1,154,565
#	Altia Oyj	12,029	129,724
	Apetit Oyj	19,668	207,547
	Aspo Oyj	103,690	739,241
	Atria Oyj	89,419	966,895
# *	BasWare Oyj	51,269	2,212,931
# *	Bittium Oyj	204,447	1,409,833
	Cargotec Oyj, Class B	284,301	9,772,129
*	Caverion Oyj	681,392	4,480,102
#	Citycon Oyj	477,252	3,673,969
	Digia Oyj	75,945	605,893
Ω	Enento Group Oyj	1,406	52,889
# *	Finnair Oyj	4,731,016	2,017,776
	Fiskars Oyj Abp	211,905	3,179,020
*	F-Secure Oyj	647,558	2,645,817
*	Glaston Oyj ABP	9,217	6,439
*	HKScan Oyj, Class A	247,021	540,149
	Huhtamaki Oyj	684,659	33,443,893
	Ilkka-Yhtyma Oyj	58,887	227,670
	Kemira Oyj	734,431	9,073,094
	Kesko Oyj, Class A	117,899	2,891,466
	Kesko Oyj, Class B	614,030	15,756,365
	Kojamo Oyj	25,990	535,725
	Konecranes Oyj	464,401	14,612,298
	Lassila & Tikanoja Oyj	209,178	3,165,681
# *	Lehto Group Oyj	106,569	165,831
*	Marimekko Oyj	247	10,056
	Metsa Board Oyj	1,399,923	11,745,805
	Metso Outotec Oyj	3,973,290	28,009,583
	Neles Oyj	667,333	8,936,541
#	Nokian Renkaat Oyj	542,115	16,658,068
	Olvi Oyj, Class A	95,688	5,001,345
	Oriola Oyj, Class A	6,054	13,855
	Oriola Oyj, Class B	914,957	1,928,536
	Orion Oyj, Class A	143,951	6,202,933
	Orion Oyj, Class B	515,971	22,083,355
# *	Outokumpu Oyj	2,284,505	5,700,754
*	Pihlajalinna Oyj	77,064	791,580
#	Ponsse Oyj	73,654	2,347,444
*	QT Group Oyj	56,327	2,720,954
	Raisio Oyj, Class V	978,527	3,474,971
#	Rapala VMC Oyj	113,078	360,870
	Raute Oyj, Class A	2,644	60,993
	Revenio Group Oyj	129,671	5,307,917

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Sanoma Oyj	746,895	$10,993,260
*	Stockmann Oyj Abp, Class B	9,005	8,649
*	Teleste Oyj	52,966	246,853
Ω	Terveystalo Oyj	19,868	223,983
	TietoEVRY Oyj	427,532	10,664,347
	Tikkurila Oyj	243,447	3,894,136
	Tokmanni Group Corp.	342,463	5,438,418
	Uponor Oyj	387,896	7,232,171
#	Vaisala Oyj, Class A	120,241	5,005,947
	Valmet Oyj	889,683	21,233,990
*	Viking Line Abp	7,869	147,558
#	Wartsila Oyj Abp	482,432	3,833,798
#	YIT Oyj	1,333,556	7,035,700

TOTAL FINLAND			319,013,103

FRANCE — (10.1%)
	ABC arbitrage	80,252	663,394
# *	Air France-KLM	1,233,305	4,042,686
*	Akka Technologies	78,596	1,436,828
#	AKWEL	61,489	1,112,064
	Albioma SA	191,797	8,941,842
Ω	ALD SA	21,119	227,471
	Altamir	136,094	2,870,153
*	Alten SA	164,730	13,189,687
# *	Amplitude Surgical SAS	19,526	46,872
	Assystem SA	61,967	1,589,449
	Aubay	41,374	1,391,588
*	Axway Software SA	38,973	912,818
*	Bastide le Confort Medical	18,680	990,660
	Beneteau SA	236,902	2,178,271
# *	Bigben Interactive	94,289	1,544,810
	Boiron SA	39,840	1,782,148
	Bonduelle SCA	93,424	2,014,250
# *	Bourbon Corp.	28,851	0
	Burelle SA	1,134	673,760
# *	Casino Guichard Perrachon SA	271,603	6,118,457
# *	Catering International Services	14,124	155,270
*	Cegedim SA	32,518	842,369
*	CGG SA	4,564,631	2,572,412
#	Chargeurs SA	123,532	2,407,874
	Cie des Alpes	68,915	1,084,259
	Cie Plastic Omnium SA	397,771	9,051,894
*	Coface SA	666,148	5,204,730
	Derichebourg SA	674,728	1,981,937
*	Devoteam SA	34,374	3,904,689
	Electricite de Strasbourg SA	21,351	2,873,129
# Ω	Elior Group SA	635,131	2,395,405
*	Elis SA	1,122,246	12,308,589
# *	Eramet SA	50,163	1,332,222
# *	Erytech Pharma SA	3,609	18,750
*	Esso SA Francaise	8,347	86,754
# *	Etablissements Maurel et Prom SA	294,902	410,565
Ω	Euronext NV	256,149	26,670,617
# * Ω	Europcar Mobility Group	597,288	389,701
#	Eutelsat Communications SA	1,232,764	12,399,192
*	Exel Industries, Class A	10,459	476,207
*	Faurecia SE	238,982	9,063,619
	Fleury Michon SA	5,703	158,675
*	Fnac Darty SA	121,981	5,239,385

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Gaumont SA	11,350	$1,319,748
	Gaztransport Et Technigaz SA	130,815	12,539,500
#	GEA	2,433	297,534
*	GL Events	58,364	475,591
*	Groupe Crit	23,123	1,419,889
#	Groupe Gorge	4,320	60,423
*	Groupe Open	30,206	522,591
*	Groupe SFPI	21,754	29,032
	Guerbet	38,504	1,301,190
	Haulotte Group SA	73,020	335,395
*	HERIGE SADCS	1,322	36,032
*	HEXAOM	15,908	555,685
*	ID Logistics Group	14,640	3,411,852
#	Imerys SA	208,694	6,238,056
# *	Ingenico Group SA	410,246	58,983,247
# *	Innate Pharma SA	15,558	61,664
	IPSOS	248,613	6,110,557
	Jacquet Metals SA	87,314	1,008,638
*	JCDecaux SA	95,199	1,469,334
#	Kaufman & Broad SA	122,744	4,374,190
# *	Korian SA	466,206	13,134,150
# *	Lagardere SCA	603,838	13,204,968
	Laurent-Perrier	13,890	1,142,009
*	Le Belier	10,566	469,909
	Lectra	166,120	3,824,099
	Linedata Services	14,505	427,723
*	LISI	114,546	1,853,655
	LNA Sante SA	33,206	1,713,468
* Ω	Maisons du Monde SA	283,561	3,793,977
# *	Manitou BF SA	66,010	1,306,912
	Manutan International	15,102	956,266
*	Mersen SA	115,668	3,000,970
*	METabolic EXplorer SA	142,767	257,135
*	Metropole Television SA	242,637	2,665,242
*	Nexans SA	213,757	10,380,567
	Nexity SA	297,674	8,357,540
# *	Nicox	145,865	585,069
*	NRJ Group	85,587	548,255
*	Oeneo SA	128,172	1,658,643
*	OL Groupe SA	10,735	23,764
# *	Onxeo SA	88,887	62,174
# *	Onxeo SA	48,958	34,449
# *	Pierre & Vacances SA	29,600	325,116
*	Plastivaloire	14,341	51,250
	Quadient SA	240,798	3,137,958
# *	Rallye SA	84,466	321,162
# *	Recylex SA	102,008	164,662
*	Rexel SA	2,168,743	22,833,968
#	Robertet SA	2,749	3,042,701
*	Rothschild & Co.	112,843	2,896,403
	Rubis SCA	510,543	16,786,552
	Samse SA	8,068	1,314,989
*	Savencia SA	33,976	1,900,104
*	SCOR SE	157,962	3,836,146
	Seche Environnement SA	18,630	750,918
	SES SA	898,721	7,178,376
	Societe BIC SA	174,241	8,346,253
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,151	4,011,439
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	84,444

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Societe pour I’Informatique Industrielle	41,811	$803,924
*	SOITEC	131,953	18,718,831
# *	Solocal Group	68,141,932	1,514,932
	Somfy SA	95,165	13,246,949
*	Sopra Steria Group	108,873	12,946,258
# *	SPIE SA	839,574	13,212,153
* Ω	SRP Groupe SA	56,827	73,417
*	Stef SA	26,545	1,948,005
#	Sword Group	33,570	1,184,646
*	Synergie SA	67,143	1,997,383
*	Tarkett SA	212,520	2,574,613
# *	Television Francaise 1	493,257	2,896,288
#	TFF Group	8,999	238,899
	Thermador Groupe	37,127	2,498,902
#	Tikehau Capital SCA	4,843	106,582
	Total Gabon	3,883	482,417
	Trigano SA	53,337	7,081,307
	Union Financiere de France BQE SA	18,515	396,319
# *	Vallourec SA	49,247	686,302
*	Valneva SE	69,195	490,982
#	Vetoquinol SA	16,496	1,557,363
	Vicat SA	126,485	3,889,012
	VIEL & Cie SA	162,802	961,375
	Vilmorin & Cie SA	35,656	1,862,838
*	Virbac SA	21,378	4,975,016
*	Vranken-Pommery Monopole SA	16,787	258,133
*	XPO Logistics Europe SADIR	33	9,573

TOTAL FRANCE			496,301,404

GERMANY — (14.0%)
	1&1 Drillisch AG	195,276	4,112,897
	7C Solarparken AG	20,272	88,420
*	Aareal Bank AG	462,545	7,992,181
# * Ω	ADLER Group SA	418,892	10,530,806
*	ADVA Optical Networking SE	355,643	2,730,424
# *	AIXTRON SE	499,356	5,623,366
#	All for One Group SE	4,222	229,835
	Allgeier SE	45,266	2,741,717
*	Amadeus Fire AG	12,166	1,264,041
	Atoss Software AG	4,770	666,788
	Aurubis AG	296,684	18,979,902
	Basler AG	31,331	1,868,233
*	Bauer AG	71,621	751,237
	BayWa AG	105,190	3,251,278
	BayWa AG	124	4,381
	Bechtle AG	7,240	1,243,228
	Bertrandt AG	36,691	1,258,288
	bet-at-home.com AG	20,016	727,664
*	Bijou Brigitte AG	22,688	527,133
#	Bilfinger SE	193,165	3,540,953
	Borussia Dortmund GmbH & Co. KGaA	562,262	2,760,766
#	CANCOM SE	203,056	8,027,566
# *	CECONOMY AG	1,057,295	4,676,036
*	CENIT AG	53,174	740,329
*	Centrotec SE	19,983	368,124
	Cewe Stiftung & Co. KGAA	43,389	4,135,960
*	comdirect bank AG	193,071	3,117,983
*	Commerzbank AG	2,402,275	11,370,716
	CompuGroup Medical SE & Co. KgaA	178,844	15,366,259

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
# *	Corestate Capital Holding SA	77,099	$1,120,855
	CropEnergies AG	177,529	2,416,957
# *	CTS Eventim AG & Co. KGaA	411,788	18,253,469
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	594,947
	Deutsche Beteiligungs AG	95,044	3,094,860
# *	Deutsche EuroShop AG	320,657	4,049,921
* Ω	Deutsche Pfandbriefbank AG	1,030,684	6,298,657
*	Deutz AG	1,015,496	5,216,756
*	Dialog Semiconductor P.L.C.	601,965	22,949,251
	DIC Asset AG	419,726	4,830,819
	DMG Mori AG	12,716	600,490
#	Dr Hoenle AG	35,520	1,976,742
#	Draegerwerk AG & Co. KGaA	20,476	1,463,639
	Duerr AG	407,164	11,709,378
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	4,752,727
# *	EDAG Engineering Group AG	51,353	482,590
	Elmos Semiconductor SE	34,207	756,555
# *	ElringKlinger AG	186,329	1,884,301
	Energiekontor AG	2,316	94,736
*	Evotec SE	11,637	307,532
# *	Ferratum Oyj	39,731	182,082
*	Fielmann AG	116,805	8,847,043
	First Sensor AG	39,865	1,866,239
	FORTEC Elektronik AG	372	6,759
*	Francotyp-Postalia Holding AG, Class A	55,619	198,331
# *	Fraport AG Frankfurt Airport Services Worldwide	66,888	2,419,238
	Freenet AG	930,432	16,483,578
	Fuchs Petrolub SE	99,423	3,810,679
	GEA Group AG	847,030	28,209,232
	Gerresheimer AG	254,880	25,621,653
	Gesco AG	55,404	736,134
	GFT Technologies SE	123,639	1,330,738
	Grand City Properties SA	803,479	18,237,829
*	H&R GmbH & Co. KGaA	71,674	346,503
	Hamburger Hafen und Logistik AG	188,498	3,159,967
	Hawesko Holding AG	52	2,395
*	Heidelberger Druckmaschinen AG	1,919,653	1,074,431
*	Hella GmbH & Co KGaA	241,744	10,555,427
*	Highlight Communications AG	98,406	421,841
#	Hochtief AG	584	42,962
*	HolidayCheck Group AG	216,960	414,194
	Hornbach Baumarkt AG	51,444	2,031,867
	Hornbach Holding AG & Co. KGaA	39,996	3,849,353
	Hugo Boss AG	382,229	8,763,410
*	Hypoport SE	2,382	1,247,178
	Indus Holding AG	134,558	3,980,916
* Ω	Instone Real Estate Group AG	1,800	37,248
	IVU Traffic Technologies AG	50,314	796,297
#	Jenoptik AG	383,317	9,459,258
* Ω	JOST Werke AG	5,660	212,334
#	K+S AG	1,222,757	8,192,347
# *	Kloeckner & Co. SE	502,895	2,826,258
# *	Koenig & Bauer AG	95,347	1,969,320
	Krones AG	113,425	6,480,860
	KSB SE & Co. KGaA	3,439	1,009,049
	KWS Saat SE & Co., KGaA	80,774	5,948,290
	Lanxess AG	597,294	30,293,412
	Leifheit AG	60,321	2,373,328
# *	Leoni AG	201,321	1,227,298

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	LPKF Laser & Electronics AG	88,339	$1,670,823
# *	Manz AG	28,275	949,250
*	Mediclin AG	88,966	397,813
# *	Medigene AG	116,971	449,582
	METRO AG	553,216	5,417,827
	MLP SE	419,059	2,330,185
	New Work SE	20,153	5,258,187
	Nexus AG	87,391	4,869,114
*	Nordex SE	508,398	7,326,584
	Norma Group SE	231,101	7,173,437
# *	OHB SE	37,995	1,503,112
#	Patrizia AG	349,841	7,962,739
	Pfeiffer Vacuum Technology AG	49,021	8,940,942
	PNE AG	493,007	3,459,090
*	Progress-Werk Oberkirch AG	8,558	163,511
# *	ProSiebenSat.1 Media SE	1,254,182	13,997,275
	PSI Software AG	50,278	1,404,061
#	q.beyond AG	768,941	1,082,930
*	R Stahl AG	14,952	339,702
	Rheinmetall AG	313,337	22,899,837
	Rocket Internet SE	473,718	10,245,361
# *	RTL Group SA	52,987	2,013,345
# *	S&T AG	335,113	6,063,625
*	SAF-Holland SE	320,332	2,723,198
*	Salzgitter AG	262,490	3,818,882
*	Schaltbau Holding AG	32,728	903,732
	Schloss Wachenheim AG	8,017	143,813
	Secunet Security Networks AG	6,248	1,742,023
# *	SGL Carbon SE	298,485	950,391
* Ω	Shop Apotheke Europe NV	24,816	4,117,807
	Siltronic AG	146,283	13,843,536
*	Sixt SE	95,154	7,189,340
*	SMA Solar Technology AG	69,928	3,028,599
# *	SMT Scharf AG	11,942	98,759
	Softing AG	14,914	82,499
	Software AG	359,622	12,903,825
	Stabilus SA	170,155	9,646,647
	STRATEC SE	24,591	3,609,242
*	Stroeer SE & Co. KGaA	198,823	14,372,402
	Suedzucker AG	522,404	7,518,202
*	SUESS MicroTec SE	134,313	2,416,706
*	Surteco Group SE	46,502	1,169,159
*	Syzygy AG	2,030	11,572
#	TAG Immobilien AG	954,559	28,130,494
*	Takkt AG	209,522	2,226,551
# *	Technotrans SE	46,673	935,130
# * Ω	Tele Columbus AG	327,138	805,133
	Traffic Systems SE	35,766	1,083,125
	VERBIO Vereinigte BioEnergie AG	157,195	3,358,238
*	Vossloh AG	66,029	2,411,593
	Wacker Chemie AG	58,418	5,635,704
*	Wacker Neuson SE	218,897	4,024,690
*	Washtec AG	76,425	3,383,878
	Wuestenrot & Wuerttembergische AG	113,328	1,884,803
	Zeal Network SE	53,361	2,316,011
*	zooplus AG	150	24,047

TOTAL GERMANY			688,645,034

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	$0
*	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0

TOTAL GREECE			0

IRELAND — (0.5%)
*	AIB Group P.L.C.	83,254	94,176
*	Bank of Ireland Group P.L.C.	3,974,763	9,862,361
*	Cairn Homes P.L.C.	1,661,924	1,517,216
*	Datalex P.L.C.	107,125	51,255
*	FBD Holdings P.L.C.	125,459	886,784
	FBD Holdings P.L.C.	17,353	125,728
	Glanbia P.L.C.	346,148	3,292,419
	Glanbia P.L.C.	700,613	6,630,366
	Irish Continental Group P.L.C.	583,096	2,141,669
	Irish Continental Group P.L.C.	234,200	864,863
*	Permanent TSB Group Holdings P.L.C.	229,967	139,292

TOTAL IRELAND			25,606,129

ISRAEL — (3.2%)
#	Adgar Investment and Development, Ltd.	39,391	48,139
# *	Afcon Holdings, Ltd.	3,064	94,793
*	AFI Properties, Ltd.	107,958	2,591,065
	Africa Israel Residences, Ltd.	2,237	59,402
# *	Airport City, Ltd.	281,774	3,053,515
*	Albaad Massuot Yitzhak, Ltd.	1,520	33,605
*	Allot, Ltd.	188,324	1,781,028
#	Alrov Properties and Lodgings, Ltd.	49,397	1,419,042
	Arad, Ltd.	18,409	242,432
*	Arko Holdings, Ltd.	1,571,124	1,023,563
#	Ashtrom Group, Ltd.	124,270	1,585,769
#	Ashtrom Properties, Ltd.	219,123	1,229,796
	Atreyu Capital Markets, Ltd.	2,154	33,141
	AudioCodes, Ltd.	153,820	4,629,925
# *	Avgol Industries 1953, Ltd.	468,925	515,094
*	Azorim-Investment Development & Construction Co., Ltd.	511,227	897,212
#	Bayside Land Corp.	660,000	4,596,148
# *	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	337,519
	Big Shopping Centers, Ltd.	32,885	2,487,663
	Blue Square Real Estate, Ltd.	36,427	1,474,344
*	Brack Capital Properties NV	18,347	1,386,015
# *	Brainsway, Ltd.	54,222	155,547
# *	Camtek, Ltd.	113,800	2,080,132
	Carasso Motors, Ltd.	127,253	381,462
*	Cellcom Israel, Ltd.	495,333	1,912,146
*	Ceragon Networks, Ltd.	266,244	588,399
*	Clal Insurance Enterprises Holdings, Ltd.	301,040	3,039,985
# *	Compugen, Ltd.	186,817	2,515,279
	Danel Adir Yeoshua, Ltd.	21,864	2,723,556
	Delek Automotive Systems, Ltd.	226,353	1,080,886
# *	Delek Group, Ltd.	7,609	138,926
	Delta-Galil Industries, Ltd.	70,358	1,247,465
#	Dor Alon Energy in Israel 1988, Ltd.	15,057	304,912
	Duniec Brothers, Ltd.	304	7,881
# *	El Al Israel Airlines	1,449,354	264,049
	Electra Consumer Products 1970, Ltd.	53,953	1,478,230
# *	Electra Real Estate, Ltd.	23,236	121,326
	Electra, Ltd.	12,063	5,241,663

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy, Ltd.	2,170,107	$4,078,448
# *	Equital, Ltd.	117,510	2,173,778
	FMS Enterprises Migun, Ltd.	19,186	403,960
	Formula Systems 1985, Ltd.	62,881	4,963,261
	Fox Wizel, Ltd.	57,376	4,435,677
*	Gilat Satellite Networks, Ltd.	225,761	1,325,752
# *	Hadera Paper, Ltd.	24,531	815,127
*	Hamlet Israel-Canada, Ltd.	32,585	514,570
# *	Harel Insurance Investments & Financial Services, Ltd.	867,528	6,302,732
	Hilan, Ltd.	100,860	4,474,249
#	IDI Insurance Co., Ltd.	44,734	1,096,341
*	IES Holdings, Ltd.	322	13,727
#	Inrom Construction Industries, Ltd.	357,290	1,412,379
#	Israel Canada T.R, Ltd.	131,507	222,114
#	Israel Land Development - Urban Renewal, Ltd.	41,747	287,792
	Isras Investment Co., Ltd.	5,655	897,137
*	Issta Lines, Ltd.	12,135	130,101
*	Kamada, Ltd.	212,977	1,522,745
	Kenon Holdings, Ltd.	124,381	3,016,651
	Kerur Holdings, Ltd.	31,762	919,905
*	Klil Industries, Ltd.	5,696	391,922
#	Magic Software Enterprises, Ltd.	133,913	1,760,747
	Malam - Team, Ltd.	276	49,815
	Matrix IT, Ltd.	221,443	5,068,078
	Maytronics, Ltd.	285,819	4,358,234
# *	Mediterranean Towers, Ltd.	389,107	819,477
#	Mega Or Holdings, Ltd.	81,523	2,104,273
# *	Mehadrin, Ltd.	3,072	123,105
	Meitav Dash Investments, Ltd.	125,156	489,949
	Menora Mivtachim Holdings, Ltd.	183,680	2,473,801
*	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	1,994,446
*	Minrav Holdings, Ltd.	263	34,015
#	Mivne Real Estate KD, Ltd.	608,512	1,163,706
# *	Mivtach Shamir Holdings, Ltd.	24,697	596,561
	Mizrahi Tefahot Bank, Ltd.	34,083	664,626
# *	Naphtha Israel Petroleum Corp., Ltd.	244,337	953,451
# *	Nawi Brothers, Ltd.	116,369	530,777
	Neto ME Holdings, Ltd.	9,545	437,840
*	Nova Measuring Instruments, Ltd.	183,116	10,393,109
	NR Spuntech Industries, Ltd.	76,176	249,596
	Oil Refineries, Ltd.	9,609,294	1,720,844
	One Software Technologies, Ltd.	2,082	182,388
#	OPC Energy, Ltd.	51,779	511,961
*	Partner Communications Co., Ltd.	806,477	3,153,813
#	Paz Oil Co., Ltd.	60,870	5,627,487
*	Perion Network, Ltd.	29,950	209,424
*	Phoenix Holdings, Ltd. (The)	595,683	3,122,395
	Plasson Industries, Ltd.	20,585	886,257
*	Pluristem Therapeutics, Inc.	3,536	32,298
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,326,468
*	Scope Metals Group, Ltd.	47,147	852,703
*	Shikun & Binui, Ltd.	943,116	4,391,312
#	Shufersal, Ltd.	426,039	3,206,552
#	Summit Real Estate Holdings, Ltd.	215,385	1,876,869
*	Suny Cellular Communication, Ltd.	473,129	140,622
#	Tadiran Holdings, Ltd.	15,407	1,014,649
#	YH Dimri Construction & Development, Ltd.	10,575	313,837

TOTAL ISRAEL			157,034,907

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (7.9%)
	A2A SpA	9,873,712	$12,539,507
	ACEA SpA	377,888	7,502,518
# *	Aeffe SpA	198,906	160,621
*	Amplifon SpA	120,427	4,378,449
Ω	Anima Holding SpA	2,104,654	7,885,655
# *	Aquafil SpA	77,554	285,008
*	Arnoldo Mondadori Editore SpA	884,755	1,139,973
	Ascopiave SpA	474,229	1,644,656
# *	Autogrill SpA	871,040	3,264,940
*	Autostrade Meridionali SpA	3,917	72,491
*	Avio SpA	104,775	1,486,618
	Azimut Holding SpA	742,592	12,517,326
*	B&C Speakers SpA	19,155	176,995
# *	Banca Carige SpA	148,414,098	48,398
* Ω	Banca Farmafactoring SpA	754,049	3,478,871
*	Banca Generali SpA	362,225	10,314,082
*	Banca IFIS SpA	158,376	1,270,449
# *	Banca Monte dei Paschi di Siena SpA	213,039	257,197
*	Banca Popolare di Sondrio SCPA	3,017,495	5,303,856
# *	Banca Profilo SpA	1,814,636	404,007
# * Ω	Banca Sistema SpA	379,814	626,934
# *	Banco BPM SpA	9,217,317	16,697,140
*	Banco di Desio e della Brianza SpA	238,796	522,310
	BasicNet SpA	150,020	501,363
	Be Shaping The Future SpA	533,191	653,795
*	Biesse SpA	58,060	1,003,404
# *	BPER Banca	6,105,132	7,253,744
# *	Brunello Cucinelli SpA	247,094	7,419,301
	Buzzi Unicem SpA	4,665	66,152
	Buzzi Unicem SpA	619,867	13,412,551
# *	Cairo Communication SpA	311,756	367,390
Ω	Carel Industries SpA	1,744	32,431
# *	Carraro SpA	102,068	133,785
	Cementir Holding NV	333,699	2,125,388
*	Cerved Group SpA	1,348,374	9,540,793
*	CIR SpA-Compagnie Industriali	5,326,857	2,321,837
*	Credito Emiliano SpA	539,334	2,124,977
*	Credito Valtellinese SpA	409,480	2,946,657
*	d’Amico International Shipping SA	1,821,713	169,894
	Danieli & C Officine Meccaniche SpA	36,955	334,378
#	Danieli & C Officine Meccaniche SpA	102,606	1,471,209
	Datalogic SpA	61,820	712,205
*	De’ Longhi SpA	387,895	12,405,544
	DeA Capital SpA	736,902	861,990
# *	Elica SpA	188,933	560,880
*	Emak SpA	388,913	369,699
Ω	Enav SpA	646,710	2,244,061
	ERG SpA	375,194	8,497,087
*	Esprinet SpA	221,349	1,882,211
# *	Eurotech SpA	216,751	832,471
	Falck Renewables SpA	127,793	692,993
#	Fiera Milano SpA	107,924	242,962
# *	Fila SpA	142,640	1,024,431
# *	Fincantieri SpA	3,504,948	1,966,701
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	757,046
# *	Freni Brembo SpA	1,042,640	10,833,125
# *	Gefran SpA	35,925	171,566
# *	Geox SpA	528,388	288,364

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	Gruppo MutuiOnline SpA	164,315	$4,140,713
*	Guala Closures SpA	56,729	424,058
	Hera SpA	4,939,246	15,514,784
	Illimity Bank SpA	139,513	1,260,471
*	IMA Industria Macchine Automatiche SpA	126,942	9,987,116
*	IMMSI SpA	1,038,472	399,427
# *	Intek Group SpA	1,885,608	622,903
	Interpump Group SpA	311,620	11,770,340
	Iren SpA	4,259,847	9,667,113
	Italgas SpA	3,402,703	19,663,311
	Italmobiliare SpA	76,176	2,461,142
# *	IVS Group SA	58,424	283,318
# *	Juventus Football Club SpA	2,997,765	2,550,593
	La Doria SpA	87,297	1,279,469
#	Leonardo SpA	600,493	2,863,235
	LU-VE SpA	5,064	73,987
# *	Maire Tecnimont SpA	977,846	1,323,903
#	Mariella Burani Fashion Group S.p.A.	22,744	0
*	MARR SpA	74,598	1,009,900
Ω	Massimo Zanetti Beverage Group SpA	57,150	334,992
# *	Mediaset SpA	3,709,525	6,307,264
	Mediobanca Banca di Credito Finanziario SpA	9,137	64,870
# *	Mondo TV SpA	38,811	63,804
	Openjobmetis SpA agenzia per il lavoro	63,025	347,805
# * Ω	OVS SpA	1,173,731	1,058,326
	Piaggio & C SpA	1,243,896	3,394,753
# * Ω	Pirelli & C SpA	2,304,139	9,607,091
# *	Prima Industrie SpA	32,067	403,501
	Prysmian SpA	614,980	16,735,081
Ω	RAI Way SpA	552,918	3,367,897
	Reno de Medici SpA	1,173,753	1,266,681
	Reply SpA	147,531	15,850,257
# *	Rizzoli Corriere Della Sera Mediagroup SpA	1,063,177	563,118
	Sabaf SpA	49,948	685,998
	SAES Getters SpA	5,611	128,232
# *	Safilo Group SpA	233,748	138,024
#	Saipem SpA	3,876,239	6,829,438
# *	Salvatore Ferragamo SpA	247,504	3,192,750
# *	Saras SpA	3,650,103	1,870,226
	Servizi Italia SpA	62,874	150,160
*	Sesa SpA	49,781	4,664,029
# *	Societa Cattolica di Assicurazioni SC	779,964	3,856,462
# *	Sogefi SpA	332,859	342,380
	SOL SpA	161,642	2,126,397
	Tamburi Investment Partners SpA	824,569	5,141,920
* Ω	Technogym SpA	631,612	4,697,344
*	Tinexta S.p.A.	122,766	2,637,967
# *	Tod’s SpA	63,640	1,340,656
*	TXT e-solutions SpA	43,931	378,647
* Ω	Unieuro SpA	66,937	807,026
*	Unipol Gruppo SpA	3,109,522	11,342,159
	UnipolSai Assicurazioni SpA	49,634	115,274
#	Webuild SpA	1,282,257	1,373,765
	Zignago Vetro SpA	187,970	2,713,282

TOTAL ITALY			387,393,745

NETHERLANDS — (6.6%)
	Aalberts NV	714,897	23,984,157
*	Accell Group NV	144,227	3,894,718

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	AFC Ajax NV	13,955	$252,252
# *	Altice Europe NV	3,929,414	19,319,574
*	Altice Europe NV, Class B	143,350	707,758
	AMG Advanced Metallurgical Group NV	184,488	3,320,935
	Amsterdam Commodities NV	119,479	2,489,958
	APERAM SA	379,216	10,176,890
# *	Arcadis NV	526,518	12,234,689
	ASM International NV	42,089	6,011,606
	ASR Nederland NV	873,857	26,517,609
* Ω	Basic-Fit NV	181,929	4,414,015
	BE Semiconductor Industries NV	529,783	21,346,926
*	Beter Bed Holding NV	10,924	46,991
*	Boskalis Westminster	600,774	12,080,737
# *	Brunel International NV	155,477	1,102,315
	Corbion NV	416,939	18,936,387
Ω	Flow Traders	223,910	7,339,254
	ForFarmers NV	214,677	1,255,047
# *	Fugro NV	554,580	2,116,437
* Ω	GrandVision NV	173,216	4,815,171
# *	Heijmans NV	146,628	1,242,664
*	Hunter Douglas NV	25,613	1,478,968
	IMCD NV	357,089	41,329,836
# Ω	Intertrust NV	466,539	7,233,648
*	Kendrion NV	96,440	1,731,175
*	Koninklijke BAM Groep NV	1,844,053	2,285,250
* Ω	Lucas Bols NV	23,064	197,372
	Nedap N.V.	33,400	1,735,555
*	OCI NV	327,478	3,920,488
*	Ordina NV	625,125	1,682,487
*	PostNL NV	3,372,376	11,185,237
	SBM Offshore NV	1,312,499	21,210,222
# *	SIF Holding NV	34,182	586,915
* Ω	Signify NV	780,137	27,691,217
*	Sligro Food Group NV	166,461	2,381,452
#	SNS NV	705,718	0
	TKH Group NV	267,721	8,620,282
*	TomTom NV	483,754	3,250,277
	Van Lanschot Kempen NV	76,871	1,538,599

TOTAL NETHERLANDS			321,665,070

NORWAY — (2.0%)
	ABG Sundal Collier Holding ASA	2,446,501	1,305,507
	AF Gruppen ASA	68,590	1,114,488
# *	Akastor ASA	914,532	660,213
*	Aker Carbon Capture A/S	112,117	82,679
# *	Aker Solutions ASA	1,005,785	984,156
	American Shipping Co. ASA	236,690	689,008
*	Archer, Ltd.	8,164	1,840
*	ArcticZymes Technologies ASA	3,238	20,248
	Arendals Fossekompani A.S.	90	37,705
*	Asetek A/S	1,176	9,542
*	Atea ASA	529,509	6,152,261
	Austevoll Seafood ASA	437,677	2,981,238
# Ω	Avance Gas Holding, Ltd.	393,737	1,124,304
# *	Axactor SE	698,332	534,653
*	B2Holding ASA	1,451,568	945,908
	Bonheur ASA	146,347	3,096,070
# *	Borr Drilling Ltd.	58,749	22,906
	Borregaard ASA	743,872	9,964,679

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# *	BW Energy, Ltd.	205,065	$317,841
Ω	BW LPG, Ltd.	662,186	2,899,062
	BW Offshore, Ltd.	759,145	1,826,866
* Ω	Crayon Group Holding ASA	890	9,865
#	DNO ASA	3,329,878	1,384,804
Ω	Elkem ASA	5,249	11,164
Ω	Europris ASA	1,186,781	6,168,699
Ω	Fjordkraft Holding ASA	1,127	9,282
#	FLEX LNG, Ltd.	196,666	1,265,876
#	Frontline, Ltd.	521,534	2,894,413
#	Golden Ocean Group, Ltd.	176,309	573,196
#	Grieg Seafood ASA	346,230	2,448,902
# *	Hexagon Composites ASA	640,597	2,931,906
#	Hoegh LNG Holdings, Ltd.	182,037	214,819
*	IDEX Biometrics ASA	506,708	84,530
	Itera ASA	10,713	15,223
	Kitron ASA	5,831	10,533
# *	Kongsberg Automotive ASA	17,439,468	335,052
*	Kvaerner ASA	1,204,493	938,212
*	Nordic Nanovector ASA	328,770	480,277
# *	Nordic Semiconductor ASA	1,018,555	10,713,738
	Norway Royal Salmon ASA	92,975	1,998,434
*	Norwegian Finans Holding ASA	671,029	4,835,526
	Norwegian Property ASA	43,744	51,428
# *	NRC Group ASA	6,559	13,773
#	Ocean Yield ASA	388,657	864,195
# *	Odfjell Drilling, Ltd.	610,141	642,827
*	Odfjell SE, Class A	137,586	302,868
*	Olav Thon Eiendomsselskap ASA	118,760	1,652,306
# *	Otello Corp. ASA	571,363	1,153,935
*	Panoro Energy ASA	43,655	41,430
*	PGS ASA	2,380,755	592,055
*	PhotoCure ASA	22,827	189,106
# *	Protector Forsikring ASA	438,078	2,077,877
# *	REC Silicon ASA	1,473,908	1,573,923
* Ω	Sbanken ASA	486,979	3,105,267
	Selvaag Bolig ASA	309,083	1,541,731
*	Solon Eiendom ASA	56,855	191,166
*	SpareBank 1 SR-Bank ASA	6,864	54,740
#	Stolt-Nielsen, Ltd.	195,297	1,806,022
*	Subsea 7 SA	77,590	515,310
	TGS NOPEC Geophysical Co. ASA	12,586	116,114
	Treasure ASA	314,079	510,999
*	Veidekke ASA	712,897	8,216,089
# *	Wallenius Wilhelmsen ASA	401,589	766,274
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,011,462
* Ω	XXL ASA	631,470	1,443,256

TOTAL NORWAY			100,529,778

PORTUGAL — (0.7%)
#	Altri SGPS SA	537,332	2,077,242
# *	Banco Comercial Portugues SA, Class R	53,094,081	4,668,991
*	Banco Espirito Santo SA	4,777,921	0
*	CTT-Correios de Portugal SA	767,322	1,877,425
*	Ibersol SGPS SA	35,043	150,025
# *	Mota-Engil SGPS SA	641,747	820,518
#	Navigator Co. SA (The)	1,820,852	4,011,889
#	NOS SGPS SA	1,732,873	5,955,485
#	Novabase SGPS SA	72,649	267,921

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	REN - Redes Energeticas Nacionais SGPS SA	3,006,659	$7,897,236
	Semapa-Sociedade de Investimento e Gestao	166,209	1,249,171
	Sonae SGPS SA	6,699,002	3,948,589

TOTAL PORTUGAL			32,924,492

SPAIN — (5.2%)
	Acciona SA	173,951	17,575,410
*	Acerinox SA	1,140,518	9,053,750
	ACS Actividades de Construccion y Servicios SA	1,154	27,431
# *	Adveo Group International SA	84,445	8,940
	Alantra Partners SA	70,405	900,111
	Almirall SA	424,745	4,543,034
# *	Amper SA	5,396,257	1,099,266
*	Applus Services SA	911,014	7,140,974
#	Atresmedia Corp. de Medios de Comunicacion SA	545,239	1,429,117
*	Azkoyen SA	67,253	319,687
	Banco de Sabadell SA	24,460,882	7,485,233
	Bankia SA	6,339,451	7,798,653
	Bankinter SA	3,802,314	14,289,644
# *	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	336,921	5,688,386
	CIE Automotive SA	424,373	8,305,177
*	Construcciones y Auxiliar de Ferrocarriles SA	129,621	4,106,611
*	Distribuidora Internacional de Alimentacion SA	207,031	27,164
	Ebro Foods SA	531,944	11,910,185
# *	eDreams ODIGEO SA	424,956	1,099,815
	Elecnor SA	200,108	2,042,444
	Enagas SA	611,296	13,194,073
# *	Ence Energia y Celulosa SA	988,129	2,207,133
	Ercros SA	649,327	1,347,592
Ω	Euskaltel SA	548,865	5,218,706
	Faes Farma SA	1,930,108	7,273,768
	Fluidra SA	324,873	5,870,203
	Fomento de Construcciones y Contratas SA	348,032	2,945,455
Ω	Gestamp Automocion SA	294,399	900,269
Ω	Global Dominion Access SA	695,411	2,473,936
	Grupo Catalana Occidente SA	271,298	6,258,873
#	Grupo Empresarial San Jose SA	151,317	707,433
# *	Grupo Ezentis SA	1,629,459	435,871
	Iberpapel Gestion SA	47,911	886,393
# *	Indra Sistemas SA	856,710	5,137,828
*	Laboratorios Farmaceuticos Rovi SA	72,954	2,601,895
*	Liberbank SA	12,554,267	3,359,440
	Mapfre SA	39,935	60,255
*	Mediaset Espana Comunicacion SA	1,072,499	3,585,594
*	Melia Hotels International SA	715,232	2,650,783
* Ω	Metrovacesa S.A.	12,162	68,560
	Miquel y Costas & Miquel SA	142,055	1,944,717
* Ω	Neinor Homes SA	23,589	284,784
# *	Obrascon Huarte Lain SA	905,725	609,142
#	Pharma Mar SA	109,560	14,708,109
	Prim SA	39,523	409,792
*	Promotora de Informaciones SA, Class A	2,035,799	1,521,161
#	Prosegur Cia de Seguridad SA	1,677,108	3,841,513
*	Quabit Inmobiliaria SA	576,617	219,185
*	Realia Business SA	1,667,905	1,186,267
	Renta 4 Banco SA	442	3,349
#	Sacyr SA	3,012,849	5,123,671
*	Solaria Energia y Medio Ambiente SA	395,783	7,700,245

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
* Ω	Talgo SA	612,943	$2,181,213
*	Tecnicas Reunidas SA	195,397	1,566,903
# *	Tubacex SA	751,753	831,721
* Ω	Unicaja Banco SA	2,602,289	1,666,307
	Vidrala SA	117,537	11,225,509
	Viscofan SA	280,336	18,926,325
*	Vocento SA	352,577	259,714
	Zardoya Otis SA	1,131,276	6,910,920

TOTAL SPAIN			253,155,639

SWEDEN — (8.6%)
Ω	AcadeMedia AB	409,206	3,293,056
*	Adapteo Oyj	280,480	2,576,203
*	AddLife AB, Class B	219,380	3,296,654
*	AddNode Group AB	84,058	2,074,249
	AddTech AB, Class B	1,321,884	14,608,239
*	AF Poyry AB	595,413	13,605,485
# Ω	Alimak Group AB	253,043	3,113,101
* Ω	Ambea AB	53,235	299,302
*	Arise AB	39,939	154,411
	Arjo AB, Class B	927,443	6,592,817
#	Atrium Ljungberg AB, Class B	244,368	3,947,794
* Ω	Attendo AB	680,729	3,119,153
	Avanza Bank Holding AB	651,151	12,402,021
	Beijer Alma AB	281,601	3,673,586
*	Beijer Electronics Group AB	93,898	369,607
	Bergman & Beving AB	193,579	1,741,208
	Besqab AB	21,962	316,567
	Betsson AB	977,562	7,448,547
*	Bilia AB, Class A	653,084	8,687,060
	BillerudKorsnas AB	363,381	5,676,401
	BioGaia AB, Class B	122,544	5,815,016
*	Biotage AB	390,521	6,504,844
*	Bjorn Borg AB	13,009	21,736
*	Bonava AB, Class B	458,773	3,565,247
Ω	Bravida Holding AB	955,458	11,016,406
*	Bufab AB	215,726	3,214,638
*	Bulten AB	117,488	984,404
	Bure Equity AB	449,636	13,047,388
*	Byggmax Group AB	356,302	1,760,745
	Catena AB	152,830	6,220,096
# *	Catena Media P.L.C.	51,578	175,995
*	Cavotec SA	79,682	165,873
*	Clas Ohlson AB, Class B	148,783	1,316,474
*	Cloetta AB, Class B	1,643,220	3,862,253
# *	Collector AB	134,446	217,469
*	Concentric AB	355,701	5,893,680
* Ω	Coor Service Management Holding AB	270,442	1,737,698
#	Corem Property Group AB, Class B	163,626	316,845
	Dios Fastigheter AB	850,608	5,955,642
* Ω	Dometic Group AB	563,465	6,090,761
*	Doro AB	155,569	726,403
*	Duni AB	220,953	1,933,921
Ω	Dustin Group AB	436,502	2,776,009
	Eastnine AB	126,421	1,555,731
*	Elanders AB, Class B	54,920	496,999
*	Electrolux Professional AB, Class B	2,810	10,593
* Ω	Eltel AB	206,068	478,992
# *	Enea AB	102,697	1,835,825

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
# *	eWork Group AB	32,666	$268,410
*	Fagerhult AB	293,570	1,327,301
	FastPartner AB, Class A	1,130	9,369
# *	Fenix Outdoor International AG	19,372	2,009,582
# *	Fingerprint Cards AB, Class B	634,700	1,070,508
	G5 Entertainment AB	497	21,988
# *	Granges AB	582,272	5,252,181
*	Gunnebo AB	247,275	687,962
*	Haldex AB	276,371	1,126,489
	Heba Fastighets AB, Class B	133,938	1,564,479
*	Hexpol AB	147,016	1,294,825
*	HMS Networks AB	115,458	2,528,807
# * Ω	Hoist Finance AB	461,349	1,647,689
*	Humana AB	93,965	558,854
*	IAR Systems Group AB	1,213	18,334
	Instalco AB	516	11,452
# *	International Petroleum Corp.	61,606	97,912
	INVISIO AB	555	9,985
*	Inwido AB	457,409	4,840,279
	JM AB	497,581	14,370,072
	Kindred Group P.L.C.	1,200,537	9,132,663
#	Klovern AB, Class B	3,954,547	6,025,839
*	KNOW IT AB	200,518	5,486,014
	Kungsleden AB	1,438,162	12,203,954
	Lagercrantz Group AB, Class B	1,394,313	8,593,801
	LIME TECHNOLOGIES AB	405	13,805
	Lindab International AB	603,188	9,311,747
*	Loomis AB	258,214	5,759,153
*	Medivir AB, Class B	51,327	81,119
*	Mekonomen AB	269,960	2,617,926
#	Millicom International Cellular SA	11,648	342,092
	MIPS AB	248	10,669
*	Modern Times Group MTG AB, Class B	358,340	4,772,559
*	Momentum Group AB, Class B	181,444	2,490,804
	Mycronic AB	407,447	8,596,551
*	NCC AB, Class B	112,716	1,796,400
*	Nederman Holding AB	29,566	397,929
*	Net Insight AB, Class B	1,178,944	242,765
*	New Wave Group AB, Class B	426,925	1,926,109
*	Nobia AB	852,732	5,139,762
* Ω	Nobina AB	732,991	4,019,460
*	Nolato AB, Class B	159,009	13,225,744
*	Nordic Entertainment Group AB, Class B	53,518	1,910,476
* Ω	Nordic Waterproofing Holding A.S.	66,304	910,125
	NP3 Fastigheter AB	152,387	1,775,905
*	Nyfosa AB	1,249,698	10,332,794
*	OEM International AB, Class B	46,319	1,408,986
*	Pandox AB	103,309	1,031,389
*	Peab AB, Class B	620,593	5,743,584
	Platzer Fastigheter Holding AB, Class B	249,458	2,389,983
	Pricer AB, Class B	892,974	2,668,294
*	Proact IT Group AB	61,875	1,472,321
# *	Qliro AB	70,318	264,728
# *	Qliro Group AB	703,184	498,780
	Ratos AB, Class B	1,526,547	5,561,721
# *	RaySearch Laboratories AB	163,313	1,382,482
*	Recipharm AB, Class B	455,455	7,334,167
Ω	Resurs Holding AB	622,116	2,844,033
	Rottneros AB	672,020	602,464

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
# *	SAS AB	1,278,841	$224,907
# *	SAS AB	11,509,569	1,264,987
*	Scandi Standard AB	397,762	2,692,992
	Sectra AB, Class B	111,168	6,773,507
*	Semcon AB	118,592	853,863
*	Sensys Gatso Group AB	2,498,845	382,827
#	SkiStar AB	312,431	3,502,076
# *	Systemair AB	88,489	2,484,701
	Tethys Oil AB	41,133	171,727
* Ω	Thule Group AB	295,568	9,670,550
	Troax Group AB	210,818	3,436,286
*	VBG Group AB, Class B	26,108	410,387
	Wihlborgs Fastigheter AB	796,443	14,355,437

TOTAL SWEDEN			419,952,966

SWITZERLAND — (15.2%)
	Allreal Holding AG	113,917	24,127,535
	ALSO Holding AG	43,335	10,138,939
*	ams AG	1,516,165	32,463,632
*	APG SGA SA	8,640	1,681,123
*	Arbonia AG	345,865	3,840,031
# *	Aryzta AG	6,340,320	3,182,371
*	Ascom Holding AG	185,628	2,225,595
*	Autoneum Holding AG	21,144	2,617,552
	Bachem Holding AG, Class B	3,642	1,472,276
	Banque Cantonale de Geneve	9,528	1,699,892
*	Banque Cantonale du Jura SA	4,071	224,379
	Banque Cantonale Vaudoise	75,290	7,295,618
*	Basilea Pharmaceutica AG	210	10,202
	Belimo Holding AG	3,028	22,518,341
	Bell Food Group AG	14,524	3,681,693
	Bellevue Group AG	57,974	1,524,050
	Berner Kantonalbank AG	28,933	6,583,883
	BKW AG	153,128	15,210,916
	Bobst Group SA	65,642	3,158,384
	Bossard Holding AG, Class A	43,180	7,014,930
	Bucher Industries AG	54,197	20,894,138
	Burckhardt Compression Holding AG	541	135,451
	Burkhalter Holding AG	28,978	1,863,319
*	Calida Holding AG	32,749	979,051
# *	Carlo Gavazzi Holding AG	2,982	487,891
	Cembra Money Bank AG	187,433	20,824,503
	Cicor Technologies, Ltd.	14,897	671,410
	Cie Financiere Tradition SA	10,661	1,227,708
#	Clariant AG	249,867	4,286,645
	Coltene Holding AG	25,850	1,993,941
	Comet Holding AG	101	14,199
	Conzzeta AG	9,616	9,692,718
	Daetwyler Holding AG	25,033	5,600,376
	DKSH Holding AG	225,777	14,526,510
	dormakaba Holding AG	24,057	11,061,243
# *	Dottikon Es Holding AG	143	184,007
# *	Dufry AG	399,743	15,094,678
	EFG International AG	675,982	3,665,523
	Emmi AG	15,057	14,222,838
	Energiedienst Holding AG	82,946	2,424,246
# *	Evolva Holding SA	3,349,123	750,080
# *	Feintool International Holding AG	16,000	820,742
*	Flughafen Zurich AG	126,351	17,051,491

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Forbo Holding AG	8,604	$13,173,515
Ω	Galenica AG	28,866	1,820,345
# *	GAM Holding AG	1,195,762	1,932,575
	Georg Fischer AG	31,470	31,786,184
	Gurit Holding AG	3,022	6,329,077
	Helvetia Holding AG	218,900	17,164,641
*	Hiag Immobilien Holding AG	19,720	2,000,405
# *	HOCHDORF Holding AG	6,697	422,933
	Huber & Suhner AG	94,378	6,806,062
	Hypothekarbank Lenzburg AG	6	28,173
	Implenia AG	126,765	2,542,554
*	Ina Invest Holding AG	25,352	471,303
	Inficon Holding AG	14,600	10,720,053
	Interroll Holding AG	4,787	12,861,849
	Intershop Holding AG	10,283	6,305,516
	Investis Holding SA	3,673	352,227
# *	Jungfraubahn Holding AG	17,432	1,932,505
	Kardex Holding AG	47,102	8,316,329
# *	Komax Holding AG	24,346	4,409,703
#	Kudelski SA	229,865	811,458
*	Landis & Gyr Group AG	33,447	1,867,991
# *	Lastminute.com NV	23,689	404,095
	LEM Holding SA	3,808	6,902,862
	Liechtensteinische Landesbank AG	63,994	3,612,353
	Luzerner Kantonalbank AG	19,960	8,494,118
*	MCH Group AG	3,068	44,053
*	Meier Tobler Group AG.	45,826	456,838
	Metall Zug AG	1,082	1,337,041
# *	Meyer Burger Technology AG	2,931,882	784,109
*	Mikron Holding AG	8,692	44,064
	Mobilezone Holding AG	279,877	2,621,454
	Mobimo Holding AG	55,872	16,146,111
	OC Oerlikon Corp. AG	1,609,083	11,200,630
# *	Orascom Development Holding AG	93,520	811,520
#	Orell Fuessli AG	5,028	498,187
	Orior AG	37,151	2,708,301
	Phoenix Mecano AG	4,472	2,031,904
	Plazza AG, Class A	7,247	2,276,067
	PSP Swiss Property AG	326,804	39,519,077
	Rieter Holding AG	20,000	1,722,265
	Romande Energie Holding SA	2,625	3,227,957
#	Schaffner Holding AG	3,363	704,007
	Schweiter Technologies AG	7,099	9,695,377
	Schweizerische Nationalbank	23	111,439
* Ω	Sensirion Holding AG	229	12,604
	SFS Group AG	124,609	11,631,590
	Siegfried Holding AG	30,001	18,993,894
	SIG Combibloc Group AG	226,009	4,648,728
	St Galler Kantonalbank AG	17,241	7,275,603
	Sulzer AG	136,230	9,970,990
*	Sunrise Communications Group AG	271,523	32,543,081
#	Swiss Prime Site AG	42,985	3,616,325
# *	Swiss Steel Holding AG	3,310,891	631,960
	Swissquote Group Holding SA	77,115	6,140,465
	Thurgauer Kantonalbank	3,152	355,771
# *	Tornos Holding AG	26,632	106,124
	TX Group AG	17,190	1,203,478
	u-blox Holding AG	46,720	2,348,623
	Valiant Holding AG	106,532	8,547,069

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
	SWITZERLAND — (Continued)
*	Valora Holding AG	27,553	$3,933,366
Ω	VAT Group AG	205,035	38,467,620
#	Vaudoise Assurances Holding SA	6,710	3,260,018
*	Vetropack Holding AG	64,600	3,603,374
*	Von Roll Holding AG	378,198	280,284
	Vontobel Holding AG	223,125	13,693,048
	VP Bank AG	24,056	2,729,180
	VZ Holding AG	90,005	7,563,395
*	V-ZUG Holding AG	10,820	824,007
	Walliser Kantonalbank	18,991	2,226,505
	Warteck Invest AG	27	66,865
	Ypsomed Holding AG	7,378	917,434
	Zehnder Group AG	82,191	3,930,932
	Zug Estates Holding AG, Class B	1,178	2,454,651
	Zuger Kantonalbank AG	700	4,827,798

	TOTAL SWITZERLAND		743,358,059

	UNITED KINGDOM — (0.0%)
	C&C Group P.L.C.	0	0
	Just Eat Takeaway.com NV	0	0

	TOTAL UNITED KINGDOM		0

	TOTAL COMMON STOCKS		4,533,834,693

	PREFERRED STOCKS — (0.9%)
	GERMANY — (0.9%)
	Biotest AG	100,615	3,024,159
	Draegerwerk AG & Co. KGaA	60,431	4,855,558
	Fuchs Petrolub SE	274,048	14,105,613
	Jungheinrich AG	366,703	13,332,259
	Sixt SE	116,451	5,513,605
	STO SE & Co. KGaA	13,696	1,713,213
	Villeroy & Boch AG	49,772	718,999

	TOTAL GERMANY		43,263,406

	RIGHTS/WARRANTS — (0.0%)
	FRANCE — (0.0%)
# *	Technicolor SA 9/22/24	53,357	4,394

	ISRAEL — (0.0%)
	Arko Holdings, Ltd. Rights 05/10/20	0	0

	ITALY — (0.0%)
# *	Banca Monte dei Paschi di Siena SpA Rights 11/21/20	213,039	0
*	Cattolica Assicurazioni Rights 11/26/20	1,070,747	0

	TOTAL ITALY		0

	NORWAY — (0.0%)
	XXL ASA Rights 05/28/20	0	0

	SPAIN — (0.0%)
*	Vidrala SA Rights 11/5/20	117,537	560,562

	TOTAL RIGHTS/WARRANTS		564,956

	TOTAL INVESTMENT SECURITIES (Cost $4,362,167,478)		4,577,663,055

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.6%)
@ §	The DFA Short Term Investment Fund	28,037,153	$324,417,899

TOTAL INVESTMENTS — (100.0%) (Cost $4,686,535,113)			$4,902,080,954

BAM	Build America Mutual
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$151,369,211	—	$151,369,211
Belgium	—	152,889,016	—	152,889,016
Denmark	—	283,996,140	—	283,996,140
Finland	—	319,013,103	—	319,013,103
France	—	496,301,404	—	496,301,404
Germany	$10,245,361	678,399,673	—	688,645,034
Ireland	—	25,606,129	—	25,606,129
Israel	588,399	156,446,508	—	157,034,907
Italy	—	387,393,745	—	387,393,745
Netherlands	—	321,665,070	—	321,665,070
Norway	82,679	100,447,099	—	100,529,778
Portugal	—	32,924,492	—	32,924,492
Spain	—	253,155,639	—	253,155,639
Sweden	1,529,715	418,423,251	—	419,952,966
Switzerland	32,543,081	710,814,978	—	743,358,059
Preferred Stocks
Germany	—	43,263,406	—	43,263,406
Rights/Warrants
France	—	4,394	—	4,394
Spain	—	560,562	—	560,562
Securities Lending Collateral	—	324,417,899	—	324,417,899

TOTAL	$44,989,235	$4,857,091,719	—	$4,902,080,954

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (3.5%)
	Ambev SA, ADR	2,551,959	$5,461,192
	Atacadao SA	247,864	796,990
*	B2W Cia Digital	60,195	789,319
	B3 SA - Brasil Bolsa Balcao	1,101,857	9,803,118
	Banco Bradesco SA, ADR	64,163	224,570
	Banco Bradesco SA	574,924	1,820,575
	Banco BTG Pactual SA	210,458	2,659,174
	Banco do Brasil SA	467,950	2,430,295
	Banco Santander Brasil SA	175,562	980,622
	BB Seguridade Participacoes SA	636,043	2,624,892
	Braskem SA, Sponsored ADR	111,084	884,229
*	BRF SA	588,923	1,722,240
	CCR SA	2,445,817	4,756,981
	Centrais Eletricas Brasileiras SA	107,077	579,617
	Cia Brasileira de Distribuicao	294,340	3,177,853
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,133,314
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	302,322
	Cia Energetica de Minas Gerais	156,898	317,736
	Cia Paranaense de Energia, Sponsored ADR	8,700	93,960
	Cia Paranaense de Energia	19,900	190,435
#	Cia Siderurgica Nacional SA, Sponsored ADR	525,351	1,875,503
	Cia Siderurgica Nacional SA	1,343,065	4,807,737
	Cosan SA	199,698	2,261,848
	CPFL Energia SA	121,800	591,599
	Energisa SA	228,135	1,668,684
	Engie Brasil Energia SA	157,476	1,094,767
	Equatorial Energia SA	1,237,021	4,296,627
	Gerdau SA	107,316	338,522
Ω	Hapvida Participacoes e Investimentos SA	90,409	1,014,235
	Hypera SA	382,463	1,859,674
	Itau Unibanco Holding SA	273,403	1,047,307
	JBS SA	1,943,203	6,586,899
	Klabin SA	1,710,990	7,078,992
	Localiza Rent a Car SA	560,114	5,923,321
	Lojas Americanas SA	148,413	521,701
	Lojas Renner SA	1,008,565	6,582,623
	Magazine Luiza SA	1,554,684	6,673,440
	Natura & Co. Holding SA	784,107	6,299,695
	Notre Dame Intermedica Participacoes S.A	357,492	4,096,428
	Petrobras Distribuidora SA	688,555	2,301,603
#	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	8,590,382
	Petroleo Brasileiro SA, Sponsored ADR	556,265	3,688,037
	Petroleo Brasileiro SA	3,033,556	10,044,975
	Porto Seguro SA	250,037	2,066,375
	Raia Drogasil SA	962,685	4,036,668
*	Rumo SA	1,324,031	4,231,952
	Sul America SA	557,325	3,884,214
*	Suzano SA	480,607	4,192,156
# *	Suzano SA, Sponsored ADR	74,273	643,203
	TIM SA	762,836	1,575,407
	Ultrapar Participacoes SA	1,019,063	2,909,097
#	Ultrapar Participacoes SA, Sponsored ADR	22,860	64,922
#	Vale SA, Sponsored ADR	749,681	7,924,134
	Vale SA	3,260,013	34,401,443
	WEG SA	363,333	4,801,635

TOTAL BRAZIL			201,725,239

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (0.6%)
	AES Gener SA	1,289,563	$200,130
	Aguas Andinas SA, Class A	3,788,127	984,840
#	Banco de Chile, ADR	128,473	2,023,439
	Banco de Credito e Inversiones SA	46,525	1,456,554
#	Banco Santander Chile, ADR	123,046	1,707,878
	Cencosud SA	2,385,792	3,322,022
	Cia Cervecerias Unidas SA	109,017	605,872
#	Cia Cervecerias Unidas SA, Sponsored ADR	56,575	608,747
	Colbun SA	10,640,694	1,607,255
	Embotelladora Andina SA, ADR, Class B	24,029	300,122
	Empresa Nacional de Telecomunicaciones SA	260,143	1,469,385
	Empresas CMPC SA	1,495,711	3,112,378
	Empresas COPEC SA	254,120	1,937,655
	Enel Americas SA, ADR	1,054,708	6,855,603
	Enel Chile SA, ADR	719,579	2,396,199
	Falabella SA	394,725	1,083,645
	Itau CorpBanca Chile SA	162,071,150	427,781
	Itau CorpBanca Chile SA, ADR	9,425	35,909
	Parque Arauco SA	31,373	40,291
	Plaza SA	74,670	94,762
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	122,464	4,532,393

TOTAL CHILE			34,802,860

CHINA — (37.9%)
	360 Security Technology, Inc., Class A	62,500	147,860
*	51job, Inc., ADR	36,065	2,528,156
	AAC Technologies Holdings, Inc.	1,726,500	9,075,139
	Accelink Technologies Co Ltd, Class A	20,400	95,799
	Addsino Co., Ltd., Class A	59,500	179,050
	AECC Aero-Engine Control Co., Ltd., Class A	17,900	47,851
	AECC Aviation Power Co., Ltd., Class A	79,700	435,609
	Aerospace CH UAV Co., Ltd.	6,500	23,021
	Agile Group Holdings, Ltd.	4,030,000	5,529,811
	Agricultural Bank of China, Ltd., Class H	24,424,000	8,309,443
	Aier Eye Hospital Group Co., Ltd., Class A	147,348	1,372,531
	Air China, Ltd., Class H	4,598,000	2,974,528
	Aisino Corp., Class A	148,300	344,541
*	Alibaba Group Holding Ltd.	531,400	20,136,789
*	Alibaba Group Holding, Ltd., Sponsored ADR	929,746	283,284,309
# *	Alibaba Health Information Technology, Ltd.	1,060,000	2,779,776
# Ω	A-Living Services Co., Ltd., Class H	58,500	246,360
# *	Aluminum Corp. of China, Ltd., ADR	30,726	167,457
*	Aluminum Corp. of China, Ltd., Class H	3,820,000	834,367
	Angang Steel Co., Ltd., Class H	1,276,200	374,720
	Angel Yeast Co., Ltd., Class A	35,900	283,466
	Anhui Anke Biotechnology Group Co., Ltd., Class A	9,200	23,887
	Anhui Conch Cement Co., Ltd., Class H	2,235,000	13,981,018
	Anhui Gujing Distillery Co., Ltd., Class A	14,516	456,325
	Anhui Kouzi Distillery Co., Ltd., Class A	67,000	549,161
	ANTA Sports Products, Ltd.	912,000	10,124,246
	Apeloa Pharmaceutical Co., Ltd., Class A	94,020	287,283
	Asymchem Laboratories Tianjin Co., Ltd., Class A	5,200	213,410
	Autobio Diagnostics Co., Ltd., Class A	4,600	119,882
	Avary Holding Shenzhen Co., Ltd., Class A	14,876	109,126
	AVIC Aircraft Co., Ltd., Class A	113,100	409,734
	Avic Capital Co., Ltd., Class A	327,700	214,463
	AVIC Electromechanical Systems Co., Ltd., Class A	142,400	225,168
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	54,602	452,515
	AVIC Shenyang Aircraft Co., Ltd., Class A	30,900	239,483

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	AVICOPTER P.L.C., Class A	22,704	$170,015
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	90,250	89,756
Ω	BAIC Motor Corp., Ltd., Class H	290,500	107,436
*	Baidu, Inc., Sponsored ADR	256,028	34,064,525
	Bank of Beijing Co., Ltd., Class A	474,700	331,205
	Bank of Changsha Co., Ltd., Class A	105,084	141,492
	Bank of Chengdu Co., Ltd., Class A	183,200	283,501
	Bank of China, Ltd., Class H	43,242,181	13,658,522
	Bank of Communications Co., Ltd., Class H	8,604,515	4,233,272
	Bank of Hangzhou Co., Ltd., Class A	399,504	774,674
	Bank of Jiangsu Co., Ltd., Class A	777,900	698,597
	Bank of Nanjing Co., Ltd., Class A	674,280	771,110
	Bank of Ningbo Co., Ltd., Class A	212,482	1,079,633
	Bank of Shanghai Co., Ltd., Class A	534,383	626,916
	Bank of Tianjin Co., Ltd., Class A	61,800	36,348
	Baoshan Iron & Steel Co., Ltd., Class A	651,400	520,196
	BBMG Corp., Class H	686,500	129,552
*	BeiGene, Ltd., ADR	3,348	992,749
# *	BeiGene, Ltd.	106,500	2,366,312
	Beijing Capital Co., Ltd., Class A	487,760	212,472
	Beijing Capital Development Co., Ltd., Class A	73,900	68,186
	Beijing Dabeinong Technology Group Co., Ltd., Class A	133,652	165,831
*	Beijing Easpring Material Technology Co., Ltd., Class A	3,000	22,804
	Beijing E-Hualu Information Technology Co., Ltd., Class A	25,480	121,040
	Beijing Enlight Media Co., Ltd., Class A	88,100	160,125
	Beijing Kunlun Tech Co., Ltd., Class A	97,700	359,076
	Beijing New Building Materials P.L.C., Class A	78,603	406,357
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	121,206	673,042
	Beijing Originwater Technology Co., Ltd., Class A	158,400	183,896
	Beijing Shiji Information Technology Co., Ltd., Class A	25,100	138,759
*	Beijing Shougang Co., Ltd., Class A	14,600	8,010
	Beijing Shunxin Agriculture Co., Ltd., Class A	35,300	290,106
	Beijing Sinnet Technology Co., Ltd., Class A	50,737	144,964
	Beijing Thunisoft Corp., Ltd., Class A	6,300	22,003
	Beijing Tiantan Biological Products Corp., Ltd., Class A	44,847	231,339
	Beijing Tongrentang Co., Ltd., Class A	25,500	102,636
	Beijing Yanjing Brewery Co., Ltd., Class A	112,400	146,109
*	Berry Genomics Co., Ltd., Class A	24,500	182,915
	Betta Pharmaceuticals Co., Ltd., Class A	2,500	40,127
	BGI Genomics Co., Ltd., Class A	14,000	312,555
	Blue Sail Medical Co., Ltd., Class A	15,500	55,181
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	69,200	71,025
	BOE Technology Group Co., Ltd., Class A	1,281,100	907,424
*	Bohai Leasing Co., Ltd., Class A	447,000	169,871
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	4,500	25,146
	Bright Dairy & Food Co., Ltd., Class A	111,085	257,474
	Brilliance China Automotive Holdings, Ltd.	1,110,000	958,165
	BTG Hotels Group Co., Ltd., Class A	13,900	36,017
	BYD Co., Ltd., Class H	1,095,886	22,153,115
	BYD Electronic International Co., Ltd.	1,343,500	5,789,869
	C&S Paper Co., Ltd., Class A	86,900	263,043
	Caitong Securities Co., Ltd., Class A	154,300	296,850
Ω	CGN Power Co., Ltd., Class H	5,516,000	1,183,035
	Chacha Food Co., Ltd., Class A	30,700	272,791
	Changchun High & New Technology Industry Group, Inc., Class A	16,500	924,594
	Changjiang Securities Co., Ltd., Class A	234,302	264,019
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	7,800	189,355
	Chaozhou Three-Circle Group Co., Ltd., Class A	80,605	374,250
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	3,600	22,863

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Aerospace Times Electronics Co., Ltd., Class A	95,100	$94,092
	China Avionics Systems Co., Ltd., Class A	42,000	101,026
	China Baoan Group Co., Ltd., Class A	43,000	48,770
	China Cinda Asset Management Co., Ltd., Class H	12,063,000	2,262,971
	China CITIC Bank Corp., Ltd., Class H	9,406,928	3,828,687
	China Coal Energy Co., Ltd., Class H	3,334,777	814,592
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	654,950
	China Communications Construction Co., Ltd., Class H	5,670,000	2,968,930
	China Communications Services Corp., Ltd., Class H	2,004,000	1,167,643
	China Conch Venture Holdings, Ltd.	2,237,000	9,960,918
	China Construction Bank Corp., Class H	90,026,590	62,038,499
*	China CSSC Holdings, Ltd., Class A	41,400	110,362
#	China Eastern Airlines Corp., Ltd., ADR	11,904	233,914
#	China Eastern Airlines Corp., Ltd., Class H	3,272,000	1,303,623
	China Everbright Bank Co., Ltd., Class H	5,515,000	1,911,224
#	China Evergrande Group	3,952,000	7,881,145
	China Film Co., Ltd., Class A	47,900	90,655
	China Fortune Land Development Co., Ltd., Class A	532,281	1,121,755
	China Galaxy Securities Co., Ltd., Class H	4,860,500	2,667,557
	China Gas Holdings, Ltd.	4,754,600	14,611,120
	China Gezhouba Group Co., Ltd., Class A	320,800	333,772
	China Great Wall Securities Co., Ltd., Class A	26,100	48,404
	China Greatwall Technology Group Co., Ltd., Class A	145,000	328,986
	China Hongqiao Group, Ltd.	2,630,000	1,902,913
Ω	China Huarong Asset Management Co., Ltd., Class H	8,334,000	873,199
* Ω	China International Capital Corp., Ltd., Class H	2,061,200	4,816,175
	China International Marine Containers Group Co., Ltd., Class H	198,520	269,800
#	China Jinmao Holdings Group, Ltd.	5,038,000	2,552,514
	China Jushi Co., Ltd., Class A	283,700	592,353
	China Life Insurance Co., Ltd., ADR	455,615	4,984,428
	China Life Insurance Co., Ltd., Class H	1,387,000	3,026,330
* Ω	China Literature, Ltd.	228,400	1,876,404
	China Longyuan Power Group Corp., Ltd., Class H	2,872,000	1,968,498
	China Meheco Co., Ltd., Class A	55,300	124,466
	China Mengniu Dairy Co., Ltd.	3,900,000	18,385,826
	China Merchants Bank Co., Ltd., Class H	3,814,554	19,869,756
* Ω	China Merchants Securities Co., Ltd., Class H	535,860	664,632
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	168,800	355,318
	China Minsheng Banking Corp., Ltd., Class H	5,821,600	3,186,091
	China Mobile, Ltd.	1,195,500	7,312,323
	China Mobile, Ltd., Sponsored ADR	985,751	30,292,128
	China Molybdenum Co., Ltd., Class H	4,239,966	1,543,124
	China National Accord Medicines Corp., Ltd., Class A	25,200	187,407
	China National Building Material Co., Ltd., Class H	10,930,000	12,581,102
	China National Chemical Engineering Co., Ltd., Class A	207,900	164,674
	China National Medicines Corp., Ltd., Class A	41,500	266,162
	China National Nuclear Power Co., Ltd., Class A	1,600,390	1,060,688
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	78,700	118,788
	China Oilfield Services, Ltd., Class H	4,074,000	2,460,212
	China Overseas Land & Investment, Ltd.	8,252,500	20,728,548
	China Pacific Insurance Group Co., Ltd., Class H	4,718,600	14,766,684
#	China Petroleum & Chemical Corp., ADR	72,061	2,834,147
	China Petroleum & Chemical Corp., Class H	18,710,800	7,306,024
	China Railway Construction Corp., Ltd., Class H	3,991,000	2,703,530
	China Railway Group, Ltd., Class H	7,348,000	3,382,379
# Ω	China Railway Signal & Communication Corp., Ltd., Class H	1,963,000	647,399
	China Reinsurance Group Corp., Class H	3,038,000	290,770
	China Resources Beer Holdings Co., Ltd.	1,559,611	9,676,726
	China Resources Cement Holdings, Ltd.	6,138,000	8,037,277

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Gas Group, Ltd.	2,102,000	$9,133,634
	China Resources Land, Ltd.	5,456,666	22,315,938
	China Resources Power Holdings Co., Ltd.	2,194,517	2,284,096
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	68,758	278,438
	China Shenhua Energy Co., Ltd., Class H	5,876,500	10,181,861
	China South Publishing & Media Group Co., Ltd., Class A	26,400	41,408
*	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	305,855
# *	China Southern Airlines Co., Ltd., Class H	4,054,000	2,123,422
	China Spacesat Co., Ltd., Class A	26,500	124,380
	China State Construction Engineering Corp., Ltd., Class A	1,922,400	1,469,586
	China Taiping Insurance Holdings Co., Ltd.	3,127,306	4,722,690
	China Telecom Corp., Ltd., ADR	55,096	1,730,014
	China Telecom Corp., Ltd., Class H	3,440,000	1,079,848
	China Tourism Group Duty Free Corp., Ltd., Class A	65,400	1,949,635
Ω	China Tower Corp., Ltd., Class H	12,532,000	1,961,190
	China TransInfo Technology Co., Ltd., Class A	49,000	162,763
	China Unicom Hong Kong, Ltd.	6,884,000	4,243,225
#	China Unicom Hong Kong, Ltd., ADR	549,731	3,402,835
	China United Network Communications, Ltd., Class A	1,471,368	1,049,941
	China Vanke Co., Ltd., Class H	3,093,100	9,600,871
	China Yangtze Power Co., Ltd., Class A	748,847	2,124,410
	China Zhenhua Group Science & Technology Co., Ltd., Class A	8,800	55,053
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	28,600	49,491
	Chongqing Brewery Co., Ltd., Class A	8,400	134,144
*	Chongqing Changan Automobile Co., Ltd., Class A	168,500	416,979
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	66,300	414,215
	Chongqing Rural Commercial Bank Co., Ltd., Class H	3,818,000	1,524,550
	Chongqing Zhifei Biological Products Co., Ltd., Class A	65,100	1,559,271
	CIFI Holdings Group Co., Ltd.	4,673,191	3,237,498
	CITIC Securities Co., Ltd., Class H	1,707,500	3,702,201
	CITIC, Ltd.	9,875,000	7,060,014
	CNHTC Jinan Truck Co., Ltd., Class A	65,438	342,434
	CNOOC, Ltd.	21,810,000	19,955,184
	CNOOC, Ltd., Sponsored ADR	116,097	10,694,856
	COFCO Biotechnology Co., Ltd., Class A	21,900	26,805
	Contemporary Amperex Technology Co., Ltd., Class A	92,400	3,393,486
*	COSCO SHIPPING Holdings Co., Ltd., Class H	5,157,500	3,300,205
	Country Garden Holdings Co., Ltd.	14,905,519	18,421,149
	Country Garden Services Holdings Co., Ltd.	1,687,492	10,627,315
	CRRC Corp., Ltd., Class H	4,225,000	1,638,797
Ω	CSC Financial Co., Ltd., Class H	1,036,000	1,256,278
	CSPC Pharmaceutical Group, Ltd.	15,713,200	16,686,241
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	14,900	84,260
Ω	Dali Foods Group Co., Ltd.	4,627,500	2,873,042
	Daqin Railway Co., Ltd., Class A	489,500	468,842
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	14,256	201,748
	Datang International Power Generation Co., Ltd., Class H	3,446,000	436,072
	Dawning Information Industry Co., Ltd., Class A	35,600	190,552
	DHC Software Co., Ltd., Class A	109,900	150,229
	Dian Diagnostics Group Co., Ltd., Class A	29,629	172,887
	Digital China Group Co., Ltd., Class A	44,951	172,324
	Dong-E-E-Jiao Co Ltd, Class A	24,500	140,250
	Dongfeng Motor Group Co., Ltd., Class H	3,016,000	2,124,547
	Dongxing Securities Co., Ltd., Class A	82,500	150,739
	East Money Information Co., Ltd., Class A	193,000	676,163
	ENN Ecological Holdings Co., Ltd., Class A	141,400	271,526
	ENN Energy Holdings, Ltd.	848,700	10,741,232
	Eoptolink Technology, Inc., Ltd., Class A	9,800	87,334
	Eve Energy Co., Ltd., Class A	65,105	519,147

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Everbright Securities Co., Ltd., Class H	466,600	$379,516
*	Fangda Carbon New Material Co., Ltd., Class A	276,347	259,536
*	FAW Jiefang Group Co., Ltd.	187,400	347,337
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	51,400	181,392
	Financial Street Holdings Co., Ltd., Class A	105,300	105,024
	First Capital Securities Co., Ltd., Class A	112,900	167,846
	Focus Media Information Technology Co., Ltd., Class A	591,500	827,239
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	108,838	2,604,887
#	Fosun International, Ltd.	3,440,222	4,154,180
*	Founder Securities Co., Ltd., Class A	486,300	677,052
	Fujian Star-net Communication Co., Ltd., Class A	12,700	45,545
	Fujian Sunner Development Co., Ltd., Class A	157,863	520,810
Ω	Fuyao Glass Industry Group Co., Ltd., Class H	1,160,400	4,923,287
Ω	Ganfeng Lithium Co., Ltd., Class H	75,600	439,793
	Gansu Shangfeng Cement Co., Ltd., Class A	91,171	299,637
	G-bits Network Technology Xiamen Co., Ltd., Class A	3,100	218,730
# *	GDS Holdings, Ltd., ADR	45,771	3,846,595
	Geely Automobile Holdings, Ltd.	10,164,000	20,885,552
	GEM Co., Ltd., Class A	135,300	97,410
	Gemdale Corp., Class A	253,600	506,597
	GF Securities Co., Ltd., Class H	1,637,200	2,117,048
	Giant Network Group Co., Ltd., Class A	15,300	43,440
	Gigadevice Semiconductor Beijing, Inc., Class A	10,682	310,512
	Glodon Co., Ltd., Class A	8,600	91,563
	GoerTek, Inc., Class A	180,000	1,221,648
*	Gotion High-tech Co., Ltd., Class A	41,700	164,734
	Grandblue Environment Co., Ltd., Class A	4,600	17,200
	Grandjoy Holdings Group Co., Ltd., Class A	12,600	8,598
	Great Wall Motor Co., Ltd., Class H	3,312,500	5,363,168
	Gree Electric Appliances, Inc., Class A	170,033	1,490,681
*	Gree Real Estate Co., Ltd., Class A	60,500	87,649
	Greenland Holdings Corp., Ltd., Class A	389,300	360,783
	GRG Banking Equipment Co., Ltd., Class A	79,400	137,405
# *	GSX Techedu, Inc., ADR	18,400	1,222,128
	Guangdong Haid Group Co., Ltd., Class A	71,100	654,812
*	Guangdong HEC Technology Holding Co., Ltd., Class A	338,100	287,894
	Guangdong Hongda Blasting Co., Ltd., Class A	18,800	134,486
	Guangdong Investment, Ltd.	2,648,000	3,927,273
	Guangdong Tapai Group Co., Ltd., Class A	109,417	215,080
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	33,800	223,957
*	Guanghui Energy Co., Ltd., Class A	328,500	141,532
	Guangshen Railway Co., Ltd., Sponsored ADR	6,606	54,500
	Guangxi Guiguan Electric Power Co., Ltd., Class A	34,400	22,814
	Guangzhou Automobile Group Co., Ltd., Class H	3,777,162	3,883,237
	Guangzhou Baiyun International Airport Co., Ltd., Class A	164,100	308,192
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	264,000	627,670
	Guangzhou Haige Communications Group, Inc. Co., Class A	87,052	145,741
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	8,701	137,200
#	Guangzhou R&F Properties Co., Ltd., Class H	1,030,800	1,310,847
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	36,000	553,379
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	14,100	131,284
	Guangzhou Wondfo Biotech Co., Ltd., Class A	20,067	228,415
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	57,400	134,356
	Guizhou Space Appliance Co., Ltd., Class A	11,400	77,671
	Guosen Securities Co., Ltd., Class A	39,300	78,543
Ω	Guotai Junan Securities Co., Ltd., Class H	720,600	939,294
	Guoyuan Securities Co., Ltd., Class A	80,800	101,316
	Haier Electronics Group Co., Ltd.	2,965,000	11,303,254
	Haier Smart Home Co., Ltd., Class A	240,600	895,257

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hainan Poly Pharm Co., Ltd., Class A	11,167	$70,595
	Haisco Pharmaceutical Group Co., Ltd., Class A	14,100	47,529
*	Haitong Securities Co., Ltd., Class H	2,817,200	2,386,585
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	50,000	194,765
	Hangzhou First Applied Material Co., Ltd., Class A	10,600	120,375
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	389,028	2,615,004
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	71,200	306,845
	Hangzhou Robam Appliances Co., Ltd., Class A	42,573	233,068
	Hangzhou Silan Microelectronics Co., Ltd., Class A	8,100	18,298
	Hangzhou Tigermed Consulting Co., Ltd., Class A	6,100	113,302
	Han’s Laser Technology Industry Group Co. Ltd., Class A	66,500	400,382
	Hefei Meiya Optoelectronic Technology, Inc., Class A	8,334	52,643
	Heilongjiang Agriculture Co., Ltd., Class A	115,500	300,715
	Henan Shuanghui Investment & Development Co., Ltd., Class A	124,429	930,144
	Hengan International Group Co., Ltd.	1,801,500	12,566,460
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	162,321	341,737
	Hengli Petrochemical Co., Ltd.,, Class A	379,600	1,096,247
	Hengtong Optic-electric Co., Ltd., Class A	116,300	254,916
	Hengyi Petrochemical Co., Ltd., Class A	205,288	353,844
*	Hesteel Co., Ltd., Class A	1,316,800	405,615
	Hithink RoyalFlush Information Network Co., Ltd., Class A	15,681	317,294
	Holitech Technology Co., Ltd., Class A	85,900	56,978
	Hongfa Technology Co., Ltd., Class A	59,589	458,609
	Huaan Securities Co., Ltd., Class A	155,900	185,926
	Huadian Power International Corp., Ltd., Class H	1,678,000	416,351
	Huadong Medicine Co., Ltd., Class A	144,700	604,081
	Huagong Tech Co., Ltd., Class A	14,200	49,505
	Hualan Biological Engineering, Inc., Class A	53,100	406,745
	Huaneng Power International, Inc., Sponsored ADR	33,132	494,329
	Huaneng Power International, Inc., Class H	2,986,000	1,115,474
Ω	Huatai Securities Co., Ltd., Class H	1,506,600	2,440,103
	Huaxi Securities Co., Ltd., Class A	125,200	217,495
	Huaxia Bank Co., Ltd., Class A	358,700	324,771
	Huaxin Cement Co., Ltd., Class A	159,600	578,473
	Huayu Automotive Systems Co., Ltd., Class A	117,300	545,664
#	Huazhu Group, Ltd., ADR	103,662	4,108,125
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	238,300	177,485
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	56,130	185,483
*	Hunan Dakang International Food & Agriculture Co., Ltd., Class A	64,300	22,225
	Hunan Valin Steel Co., Ltd., Class A	900,100	683,463
	Hundsun Technologies, Inc., Class A	14,980	208,704
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	235,300	340,785
	Iflytek Co., Ltd., Class A	143,500	817,331
	Industrial & Commercial Bank of China, Ltd., Class H	53,639,185	30,459,764
	Industrial Bank Co., Ltd., Class A	781,339	2,078,648
	Industrial Securities Co., Ltd., Class A	334,360	388,106
	Infore Environment Technology Group Co., Ltd., Class A	58,300	70,874
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	2,504,420	426,642
	Inner Mongolia First Machinery Group Co., Ltd., Class A	12,100	19,634
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	473,603	499,665
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	282,900	1,681,152
* Ω	Innovent Biologics, Inc.	62,500	463,437
	Inspur Electronic Information Industry Co., Ltd., Class A	43,384	198,109
	Jafron Biomedical Co., Ltd., Class A	17,400	206,428
	Jason Furniture Hangzhou Co., Ltd., Class A	6,500	69,534
*	JD.com, Inc., ADR	375,265	30,591,603
	Jiajiayue Group Co., Ltd., Class A	47,700	204,271
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	115,500	116,941

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Eastern Shenghong Co., Ltd., Class A	138,440	$127,269
	Jiangsu Expressway Co., Ltd., Class H	1,116,000	1,116,981
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	60,198	681,467
	Jiangsu Hengrui Medicine Co., Ltd., Class A	190,296	2,531,037
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,132	48,341
	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	55,012	427,002
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	14,700	34,526
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	7,400	14,330
	Jiangsu Shagang Co., Ltd., Class A	106,200	206,019
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	77,000	1,936,506
	Jiangsu Yangnong Chemical Co., Ltd., Class A	39,837	554,325
	Jiangsu Yoke Technology Co., Ltd., Class A	10,000	75,686
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	111,600	515,235
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	169,100	228,489
	Jiangsu Zhongtian Technology Co., Ltd., Class A	257,700	424,994
	Jiangxi Copper Co., Ltd., Class H	1,516,000	1,810,389
	Jiangxi Zhengbang Technology Co., Ltd., Class A	267,700	684,829
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,600	54,334
	Jinduicheng Molybdenum Co., Ltd., Class A	77,400	65,685
	Jinke Properties Group Co., Ltd., Class A	56,300	65,330
	Jinyu Bio-Technology Co., Ltd., Class A	35,700	126,437
	JiuGui Liquor Co., Ltd., Class A	8,300	124,323
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	56,370	127,244
	Joinn Laboratories China Co., Ltd., Class A	1,900	29,910
*	Jointown Pharmaceutical Group Co., Ltd., Class A	151,467	411,489
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	27,600	259,600
	Joyoung Co., Ltd., Class A	53,600	282,787
	JOYY, Inc., ADR	51,464	4,702,780
	Juewei Food Co., Ltd., Class A	16,200	196,164
	Juneyao Airlines Co., Ltd., Class A	45,800	73,345
	Kingdee International Software Group Co., Ltd.	1,596,000	4,213,847
	Kingsoft Corp., Ltd.	419,000	2,253,901
*	Kuang-Chi Technologies Co., Ltd., Class A	8,300	24,628
	Kunlun Energy Co., Ltd.	9,690,000	6,273,339
	Kweichow Moutai Co., Ltd., Class A	51,093	12,765,432
	KWG Group Holdings, Ltd.	1,036,500	1,374,492
*	KWG Living Group Holdings, Ltd.	518,250	406,444
	Lao Feng Xiang Co., Ltd., Class A	9,100	62,561
	Laobaixing Pharmacy Chain JSC, Class A	27,521	294,315
	Lenovo Group, Ltd.	19,511,278	12,250,616
	Lens Technology Co., Ltd., Class A	130,000	651,207
	Leo Group Co., Ltd., Class A	123,400	58,532
	Lepu Medical Technology Beijing Co., Ltd., Class A	135,237	623,145
	Leyard Optoelectronic Co., Ltd., Class A	56,900	60,771
	Li Ning Co., Ltd.	2,852,000	14,864,451
	Liaoning Cheng Da Co., Ltd., Class A	71,300	240,773
	Lingyi iTech Guangdong Co., Class A	261,700	511,010
	Livzon Pharmaceutical Group, Inc., Class H	49,600	219,826
	Logan Group Co., Ltd.	3,728,000	5,849,172
	Lomon Billions Group Co., Ltd., Class A	157,000	581,455
Ω	Longfor Group Holdings, Ltd.	3,028,500	16,593,483
	LONGi Green Energy Technology Co., Ltd., Class A	234,800	2,669,662
	Luenmei Quantum Co., Ltd., Class A	107,860	213,155
	Luxshare Precision Industry Co., Ltd., Class A	280,324	2,296,116
	Luzhou Laojiao Co., Ltd., Class A	62,829	1,622,714
	Maccura Biotechnology Co., Ltd., Class A	28,600	221,260
	Mango Excellent Media Co., Ltd., Class A	45,392	503,791
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	52,557	134,108
*	Meituan Dianping, Class B	1,349,300	50,300,768

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Metallurgical Corp. of China, Ltd., Class H	3,852,000	$622,478
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	1,700	27,842
	Ming Yang Smart Energy Group, Ltd., Class A	69,904	169,527
	MLS Co., Ltd., Class A	78,500	142,666
	Muyuan Foods Co., Ltd., Class A	178,005	1,887,762
	NanJi E-Commerce Co., Ltd., Class A	77,000	211,704
	Nanjing Iron & Steel Co., Ltd., Class A	423,700	188,832
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	13,180	77,287
	Nanjing Securities Co., Ltd., Class A	85,700	160,273
*	Nanyang Topsec Technologies Group, Inc., Class A	34,400	108,402
	NARI Technology Co., Ltd., Class A	134,800	418,904
	NAURA Technology Group Co., Ltd., Class A	8,100	207,540
	NavInfo Co., Ltd., Class A	64,300	136,699
	NetEase, Inc., ADR	334,090	28,995,671
	New China Life Insurance Co., Ltd., Class H	1,406,600	5,621,976
	New Hope Liuhe Co., Ltd., Class A	127,900	513,910
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	93,806	15,044,606
	Newland Digital Technology Co., Ltd., Class A	18,600	44,020
	Nine Dragons Paper Holdings, Ltd.	3,293,000	4,392,312
	Ninestar Corp., Class A	79,151	345,142
	Ningbo Joyson Electronic Corp., Class A	91,800	328,725
	Ningbo Tuopu Group Co., Ltd., Class A	22,948	131,038
	Ningbo Zhoushan Port Co., Ltd., Class A	412,900	224,906
# *	NIO, Inc., ADR	333,796	10,207,482
	Northeast Securities Co., Ltd., Class A	69,500	97,029
	Oceanwide Holdings Co., Ltd., Class A	33,100	20,366
	Offcn Education Technology Co., Ltd., Class A	39,212	231,693
	Offshore Oil Engineering Co., Ltd., Class A	227,700	144,187
	OFILM Group Co., Ltd., Class A	248,600	575,128
	Oppein Home Group, Inc., Class A	17,530	322,322
	Opple Lighting Co., Ltd., Class A	7,237	32,419
Ω	Orient Securities Co., Ltd., Class H	1,105,600	728,451
	Oriental Pearl Group Co., Ltd., Class A	173,900	238,843
*	Ourpalm Co., Ltd., Class A	59,700	58,168
	Ovctek China, Inc., Class A	9,780	99,722
*	Pacific Securities Co., Ltd, Class A	288,500	162,465
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	295,200	87,911
	PCI-Suntek Technology Co., Ltd., Class A	21,100	28,286
	People’s Insurance Co. Group of China, Ltd. (The), Class H	7,832,000	2,330,473
	Perfect World Co., Ltd., Class A	79,085	331,907
#	PetroChina Co., Ltd., ADR	118,623	3,376,011
	PetroChina Co., Ltd., Class H	10,762,000	3,022,371
	PharmaBlock Sciences Nanjing, Inc., Class A	1,000	20,307
	PICC Property & Casualty Co., Ltd., Class H	8,851,198	6,007,426
*	Pinduoduo, Inc., ADR	71,331	6,418,363
	Ping An Bank Co., Ltd., Class A	729,900	1,936,970
* Ω	Ping An Healthcare and Technology Co., Ltd.	222,400	2,869,776
	Ping An Insurance Group Co. of China, Ltd., Class H	5,805,000	60,021,804
*	Polaris Bay Group Co., Ltd., Class A	47,700	83,881
	Poly Developments and Holdings Group Co., Ltd., Class A	404,783	930,557
Ω	Postal Savings Bank of China Co., Ltd., Class H	7,064,000	3,466,752
	Power Construction Corp. of China, Ltd., Class A	830,611	477,394
	Proya Cosmetics Co., Ltd., Class A	10,700	276,704
	Qianhe Condiment and Food Co., Ltd., Class A	10,200	58,259
Ω	Qingdao Port International Co., Ltd., Class H	143,000	81,259
	Qingdao TGOOD Electric Co., Ltd., Class A	13,200	42,893
Ω	Red Star Macalline Group Corp., Ltd., Class H	492,829	297,051
	RiseSun Real Estate Development Co., Ltd., Class A	504,761	530,962
	Rongsheng Petro Chemical Co., Ltd., Class A	262,063	747,447

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	SAIC Motor Corp, Ltd., Class A	254,600	$881,406
	Sanan Optoelectronics Co., Ltd., Class A	146,200	486,635
	Sangfor Technologies, Inc., Class A	1,900	54,002
	Sansteel Minguang Co., Ltd. Fujian, Class A	323,100	318,060
	Sany Heavy Industry Co., Ltd., Class A	482,234	1,874,044
	SDIC Power Holdings Co., Ltd., Class A	90,100	124,541
	Sealand Securities Co., Ltd., Class A	226,400	176,269
	Seazen Group, Ltd.	5,844,000	4,381,288
	Seazen Holdings Co., Ltd. , Class A	245,400	1,194,099
*	Semiconductor Manufacturing International Corp.	3,244,100	9,570,521
	SF Holding Co., Ltd., Class A	165,361	2,048,295
	Shaanxi Coal Industry Co., Ltd., Class A	797,200	1,043,938
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	123,000	445,829
Ω	Shandong Gold Mining Co., Ltd., Class H	1,053,250	2,494,827
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	73,800	270,955
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	161,500	683,373
	Shandong Linglong Tyre Co., Ltd., Class A	147,800	661,814
	Shandong Nanshan Aluminum Co., Ltd., Class A	576,310	202,552
	Shandong Sinocera Functional Material Co., Ltd., Class A	23,600	144,956
	Shandong Sun Paper Industry JSC, Ltd., Class A	300,350	625,153
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	4,024,000	7,804,100
	Shanghai AtHub Co., Ltd., Class A	4,800	49,998
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	28,100	280,129
	Shanghai Baosight Software Co., Ltd., Class A	36,710	348,658
# *	Shanghai Electric Group Co., Ltd., Class H	3,714,000	1,055,673
	Shanghai Electric Power Co., Ltd., Class A	33,600	35,908
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	583,000	2,406,039
	Shanghai International Airport Co Ltd, Class A	21,000	207,751
	Shanghai International Port Group Co., Ltd., Class A	61,300	38,318
	Shanghai Jahwa United Co., Ltd., Class A	35,100	216,664
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	37,700	252,160
* Ω	Shanghai Junshi Biosciences Co., Ltd., Class H	4,400	26,459
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	23,700	40,752
	Shanghai M&G Stationery Inc, Class A	51,069	613,484
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	1,163,400	1,805,952
	Shanghai Pudong Development Bank Co., Ltd., Class A	1,103,971	1,527,165
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	10,601	176,966
	Shanghai RAAS Blood Products Co., Ltd., Class A	342,000	436,665
	Shanghai Shimao Co., Ltd., Class A	91,800	79,458
	Shanghai Tunnel Engineering Co., Ltd., Class A	23,800	19,859
*	Shanghai Wanye Enterprises Co., Ltd., Class A	11,640	29,356
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	175,500	227,559
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	57,600	163,157
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	192,230	169,217
*	Shanxi Meijin Energy Co., Ltd., Class A	248,517	222,005
	Shanxi Securities Co., Ltd., Class A	144,260	162,233
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	286,200	149,835
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	35,448	1,192,814
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	318,630	220,739
	Shenergy Co., Ltd., Class A	43,000	33,538
	Shengyi Technology Co., Ltd., Class A	217,400	778,892
	Shennan Circuits Co., Ltd., Class A	25,382	410,351
	Shenwan Hongyuan Group Co., Ltd.	1,184,000	300,411
	Shenzhen Airport Co., Ltd., Class A	29,000	34,639
	Shenzhen Capchem Technology Co., Ltd., Class A	9,100	102,099
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	34,500	123,726
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	16,100	25,538
	Shenzhen Goodix Technology Co., Ltd., Class A	29,100	748,280
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	37,200	110,679

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Inovance Technology Co., Ltd., Class A	39,700	$381,646
	Shenzhen Kaifa Technology Co., Ltd., Class A	61,100	194,191
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	21,650	587,694
	Shenzhen Kinwong Electronic Co., Ltd., Class A	29,864	143,063
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	36,300	2,101,260
*	Shenzhen MTC Co., Ltd., Class A	329,000	296,590
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	614,800	603,210
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	21,100	97,316
	Shenzhen SC New Energy Technology Corp., Class A	7,600	113,576
	Shenzhen Sunlord Electronics Co., Ltd., Class A	47,900	184,922
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	38,400	96,313
	Shenzhen Sunway Communication Co., Ltd., Class A	49,600	352,578
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	55,716	246,659
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	80,617	320,948
	Shimao Group Holdings, Ltd.	3,062,871	10,849,647
*	Siasun Robot & Automation Co., Ltd., Class A	25,500	51,043
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	107,593	376,882
	Sichuan Swellfun Co., Ltd., Class A	19,500	193,102
	Sieyuan Electric Co., Ltd., Class A	16,000	51,206
	Sino Biopharmaceutical, Ltd.	20,119,500	20,380,930
	Sinocare, Inc., Class A	3,500	21,473
	Sinolink Securities Co., Ltd., Class A	114,000	255,471
	Sinoma Science & Technology Co., Ltd., Class A	216,794	622,546
*	Sinopec Oilfield Service Corp., Class H	1,236,000	76,739
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,505,000	278,140
	Sinopharm Group Co., Ltd., Class H	2,426,400	5,574,514
	Sinotruk Hong Kong, Ltd.	1,510,500	3,863,636
	Skshu Paint Co., Ltd., Class A	9,520	210,977
	Songcheng Performance Development Co., Ltd., Class A	62,200	154,490
	SooChow Securities Co., Ltd., Class A	125,400	183,686
	Spring Airlines Co., Ltd., Class A	39,500	251,735
	Sun Art Retail Group, Ltd.	5,105,000	5,530,970
#	Sunac China Holdings, Ltd.	5,686,000	21,073,171
	Sungrow Power Supply Co., Ltd., Class A	46,800	272,163
	Suning.com Co., Ltd., Class A	452,324	656,269
	Sunny Optical Technology Group Co., Ltd.	983,200	16,324,179
	Sunwoda Electronic Co., Ltd., Class A	63,700	266,367
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	113,300	429,647
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	205,700	303,731
	Taiji Computer Corp., Ltd., Class A	5,039	20,219
	Tangshan Jidong Cement Co., Ltd., Class A	192,000	431,276
	TBEA Co., Ltd., Class A	171,500	210,855
	TCL Technology Group Corp., Class A	644,200	582,311
*	Tech-Bank Food Co., Ltd., Class A	148,400	324,020
	Tencent Holdings, Ltd.	4,259,000	325,411,486
*	Tencent Music Entertainment Group, ADR	35,900	534,192
	Thunder Software Technology Co., Ltd., Class A	5,500	70,544
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	24,100	155,193
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	29,600	24,414
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	185,000	645,184
	Tianma Microelectronics Co., Ltd., Class A	161,455	344,866
*	Tianqi Lithium Corp., Class A	52,200	154,954
	Tianshui Huatian Technology Co., Ltd., Class A	101,500	218,304
	Tingyi Cayman Islands Holding Corp.	5,156,000	9,435,074
	Toly Bread Co., Ltd., Class A	15,200	144,582
*	TongFu Microelectronics Co., Ltd., Class A	70,600	262,813
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	214,500	460,021
	Tongkun Group Co., Ltd., Class A	238,609	540,500
	Tongling Nonferrous Metals Group Co., Ltd., Class A	357,500	116,063

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tongwei Co., Ltd., Class A	443,300	$2,040,887
*	Topchoice Medical Corp., Class A	5,700	192,104
	Transfar Zhilian Co., Ltd., Class A	136,526	110,687
	TravelSky Technology, Ltd., Class H	1,363,000	2,873,193
*	Trip.com Group, Ltd., ADR	462,117	13,290,485
	Tsingtao Brewery Co., Ltd., Class H	824,000	6,827,800
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	130,400	53,346
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	6,600	106,118
	Unisplendour Corp., Ltd., Class A	106,960	352,121
	United Energy Group, Ltd.	4,846,000	657,940
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	46,000	150,616
	Valiant Co., Ltd., Class A	19,100	49,922
	Venustech Group, Inc., Class A	13,200	61,066
	Victory Giant Technology Huizhou Co., Ltd., Class A	17,400	54,370
*	Vipshop Holdings, Ltd., ADR	978,073	20,930,762
	Walvax Biotechnology Co., Ltd., Class A	9,900	73,826
*	Wanda Film Holding Co., Ltd., Class A	109,300	251,434
	Wangfujing Group Co., Ltd., Class A	10,800	65,018
	Wangsu Science & Technology Co., Ltd., Class A	59,400	69,237
	Wanhua Chemical Group Co., Ltd., Class A	203,200	2,388,795
	Want Want China Holdings, Ltd.	12,213,000	8,087,868
# *	Weibo Corp., Sponsored ADR	134,278	5,579,251
	Weichai Power Co., Ltd., Class H	4,020,800	7,624,573
	Weifu High-Technology Group Co., Ltd., Class A	33,838	130,060
	Weihai Guangwei Composites Co., Ltd., Class A	14,400	142,287
	Wens Foodstuffs Group Co., Ltd., Class A	417,680	1,184,981
	Western Securities Co., Ltd., Class A	175,800	239,550
	Will Semiconductor, Ltd., Class A	19,312	572,041
	Wingtech Technology Co., Ltd., Class A	10,800	162,405
	Winning Health Technology Group Co., Ltd., Class A	9,100	24,217
	Wolong Electric Group Co., Ltd., Class A	27,300	49,928
*	Wonders Information Co., Ltd., Class A	21,868	71,344
	Wuchan Zhongda Group Co., Ltd., Class A	146,400	96,845
	Wuhan Guide Infrared Co., Ltd., Class A	26,560	134,597
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	106,804	473,461
	Wuhu Token Science Co., Ltd., Class A	184,500	275,495
	Wuliangye Yibin Co., Ltd., Class A	177,806	6,501,011
	WUS Printed Circuit Kunshan Co., Ltd., Class A	195,400	539,019
# Ω	WuXi AppTec Co., Ltd., Class H	146,100	2,335,891
* Ω	Wuxi Biologics Cayman, Inc.	307,000	8,621,699
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	18,700	167,819
	Wuxi Taiji Industry Co., Ltd., Class A	103,500	157,584
	XCMG Construction Machinery Co., Ltd., Class A	532,703	427,244
	Xiamen C & D, Inc., Class A	197,600	247,495
	Xiamen Intretech, Inc., Class A	43,800	384,993
	Xiamen Kingdomway Group Co., Class A	27,395	155,134
	Xiamen Tungsten Co., Ltd., Class A	60,680	122,051
# * Ω	Xiaomi Corp., Class B	5,143,200	14,627,439
	Xinhu Zhongbao Co., Ltd., Class A	510,500	244,801
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,032,359	1,360,885
	Xinjiang Tianshan Cement Co., Ltd., Class A	137,900	306,875
#	Xinyi Solar Holdings, Ltd.	7,152,011	13,065,618
	Yango Group Co., Ltd., Class A	291,209	299,061
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	8,400	51,066
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	7,300	25,709
	Yantai Eddie Precision Machinery Co., Ltd., Class A	19,501	148,862
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	64,500	258,603
	YanTai Shuangta Food Co., Ltd., Class A	9,300	20,296

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Yanzhou Coal Mining Co., Ltd., Class H	4,920,000	$3,580,767
	Yealink Network Technology Corp., Ltd., Class A	24,100	217,513
	Yifan Pharmaceutical Co., Ltd., Class A	75,200	255,414
	Yifeng Pharmacy Chain Co., Ltd., Class A	11,000	167,543
	Yihai International Holding, Ltd.	861,000	11,437,584
	Yintai Gold Co., Ltd., Class A	153,160	230,138
	Yixintang Pharmaceutical Group Co., Ltd., Class A	23,500	141,113
	Yonghui Superstores Co., Ltd., Class A	635,200	741,998
	Yonyou Network Technology Co., Ltd., Class A	73,400	475,021
	Youngor Group Co., Ltd., Class A	239,256	254,941
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	20,600	51,629
	Yum China Holdings, Inc.	495,373	26,368,705
	Yunda Holding Co., Ltd., Class A	252,990	728,800
	Yunnan Baiyao Group Co Ltd, Class A	29,300	451,470
*	Yunnan Copper Co., Ltd., Class A	141,600	263,238
	Yunnan Energy New Material Co., Ltd., Class A	33,285	497,843
*	Yunnan Tin Co., Ltd., Class A	74,300	99,718
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	21,550	739,998
*	Zhefu Holding Group Co., Ltd., Class A	112,700	83,252
*	Zhejiang Century Huatong Group Co., Ltd., Class A	275,160	351,084
	Zhejiang Chint Electrics Co., Ltd., Class A	168,084	737,057
	Zhejiang Dahua Technology Co., Ltd., Class A	297,413	1,006,901
	Zhejiang Dingli Machinery Co., Ltd., Class A	15,370	209,430
	Zhejiang Hailiang Co., Ltd., Class A	14,200	16,668
	Zhejiang Huafeng Spandex Co., Ltd., Class A	178,583	214,305
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	59,640	301,337
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	33,200	197,917
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	23,200	34,343
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	40,900	177,557
	Zhejiang Longsheng Group Co., Ltd., Class A	306,900	610,469
	Zhejiang NHU Co., Ltd., Class A	133,200	578,438
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	184,790	677,210
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	110,800	367,695
	Zhejiang Semir Garment Co., Ltd., Class A	46,900	58,520
	Zhejiang Supor Co., Ltd., Class A	13,900	146,704
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	7,200	101,353
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	69,952	228,914
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	162,434	454,532
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	3,900	35,280
	Zhengzhou Yutong Bus Co., Ltd., Class A	111,209	266,001
	Zheshang Securities Co., Ltd., Class A	131,600	293,359
# * Ω	ZhongAn Online P&C Insurance Co., Ltd., Class H	390,200	2,042,489
	Zhongji Innolight Co., Ltd., Class A	13,515	95,689
	Zhongjin Gold Corp., Ltd., Class A	212,900	297,440
	Zhongsheng Group Holdings, Ltd.	1,513,000	10,788,056
*	Zhongtian Financial Group Co., Ltd., Class A	218,100	99,357
	Zhuzhou Kibing Group Co., Ltd., Class A	378,501	519,473
	Zijin Mining Group Co., Ltd., Class H	8,813,000	6,424,789
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,839,200	1,623,858
#	ZTE Corp., Class H	1,033,085	2,284,205
	ZTO Express Cayman, Inc., ADR	463,672	13,437,215

TOTAL CHINA			2,185,964,363

COLOMBIA — (0.2%)
	Banco de Bogota SA	52,622	925,084
#	Bancolombia SA, Sponsored ADR	69,079	1,760,824
	Bancolombia SA	181,411	1,148,364
	Cementos Argos SA	224,103	263,746
#	Ecopetrol SA, Sponsored ADR	59,388	549,339

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Ecopetrol SA	2,525,787	$1,168,805
	Grupo Argos SA	402,382	1,104,111
	Grupo Aval Acciones y Valores SA, ADR	81,855	371,621
	Grupo de Inversiones Suramericana SA	293,882	1,526,226
	Grupo Energia Bogota SA ESP	742,733	460,568
	Grupo Nutresa SA	173,509	956,679
	Interconexion Electrica SA ESP	428,026	2,306,929

TOTAL COLOMBIA			12,542,296

CZECH REPUBLIC — (0.1%)
	CEZ A.S.	173,530	3,284,326
*	Komercni banka A.S.	44,490	903,421
	O2 Czech Republic A.S.	71,923	675,548

TOTAL CZECH REPUBLIC			4,863,295

EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	1,287,014	4,964,505
	Commercial International Bank Egypt S.A.E., GDR	770	2,976

TOTAL EGYPT			4,967,481

GREECE — (0.2%)
*	Alpha Bank AE	762,661	388,100
*	Cairo Mezz P.L.C.	139,999	16,925
*	Eurobank Ergasias Services and Holdings SA, Class A	1,679,991	561,805
*	FF Group	12,618	13,226
	Hellenic Petroleum SA	55,582	272,621
	Hellenic Telecommunications Organization SA	210,844	2,796,151
	JUMBO SA	82,586	1,157,553
	Motor Oil Hellas Corinth Refineries SA	56,156	525,046
	Mytilineos SA	88,879	975,158
*	National Bank of Greece SA	392,915	413,793
	OPAP SA	330,784	2,676,067
	Terna Energy SA	62,596	833,270
	Titan Cement International SA	61,385	762,365

TOTAL GREECE			11,392,080

HONG KONG — (0.3%)
	Shenzhou International Group Holdings, Ltd.	1,090,300	18,970,528

HUNGARY — (0.3%)
*	MOL Hungarian Oil & Gas P.L.C.	1,186,482	5,761,462
*	OTP Bank P.L.C.	233,904	7,296,534
	Richter Gedeon Nyrt	158,949	3,245,334

TOTAL HUNGARY			16,303,330

INDIA — (10.2%)
*	3M India, Ltd.	2,464	613,566
	ABB India, Ltd.	10,687	128,069
*	ABB Powar Products & System India, Ltd.	8,507	110,350
	ACC, Ltd.	91,975	2,045,899
	Adani Enterprises, Ltd.	131,784	598,445
	Adani Gas, Ltd.	197,796	587,577
*	Adani Green Energy, Ltd.	262,341	3,030,130
	Adani Ports & Special Economic Zone, Ltd.	981,634	4,737,078
*	Adani Power, Ltd.	1,288,677	620,985
*	Adani Transmissions, Ltd.	401,310	1,566,013
*	Aditya Birla Capital, Ltd.	564,243	493,197

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	AIA Engineering, Ltd.	3,956	$90,298
	Ambuja Cements, Ltd.	815,107	2,856,429
	Apollo Hospitals Enterprise, Ltd.	102,603	2,937,233
	Ashok Leyland, Ltd.	568,311	604,561
	Asian Paints, Ltd.	247,184	7,367,723
	Aurobindo Pharma, Ltd.	749,582	7,820,271
* Ω	Avenue Supermarts, Ltd.	72,626	2,185,975
*	Axis Bank, Ltd.	1,501,934	9,925,435
	Bajaj Auto, Ltd.	80,649	3,136,728
	Bajaj Finance, Ltd.	151,835	6,754,701
	Bajaj Finserv, Ltd.	46,272	3,462,663
	Bajaj Holdings & Investment, Ltd.	63,427	1,973,449
	Balkrishna Industries, Ltd.	140,951	2,547,360
* Ω	Bandhan Bank, Ltd.	68,599	267,069
*	Bank of Baroda	864,283	484,800
	Bayer CropScience, Ltd.	3,229	237,923
	Berger Paints India, Ltd.	372,075	3,129,528
	Bharat Electronics, Ltd.	1,847,465	2,168,142
	Bharat Forge, Ltd.	348,724	2,116,445
	Bharat Petroleum Corp., Ltd.	432,546	2,063,997
	Bharti Airtel, Ltd.	1,486,827	8,673,481
	Bharti Infratel, Ltd.	704,276	1,762,201
*	Biocon, Ltd.	359,735	1,962,948
	Bosch, Ltd.	6,024	944,201
	Britannia Industries, Ltd.	48,194	2,260,353
	Cadila Healthcare, Ltd.	378,635	2,135,319
	Castrol India, Ltd.	53,803	83,001
	Cholamandalam Investment and Finance Co., Ltd.	687,891	2,515,062
	Cipla, Ltd.	405,531	4,134,521
	Coal India, Ltd.	771,890	1,192,861
	Colgate-Palmolive India, Ltd.	109,696	2,249,245
	Container Corp. Of India, Ltd.	323,952	1,709,247
	Coromandel International, Ltd.	5,122	50,179
	Dabur India, Ltd.	394,673	2,724,958
*	Dalmia Bharat, Ltd.	36,892	419,424
	Divi’s Laboratories, Ltd.	61,792	2,620,240
	DLF, Ltd.	665,071	1,424,428
	Dr Reddy’s Laboratories, Ltd., ADR	116,368	7,541,810
*	Edelweiss Financial Services, Ltd.	640,553	483,579
	EICHER MOTORS LTD.	178,780	5,029,940
	Emami, Ltd.	88,793	424,602
	GAIL India, Ltd.	1,765,666	2,020,043
	GAIL India, Ltd., GDR	102,368	660,602
* Ω	General Insurance Corp. of India	58,534	93,534
	Gillette India, Ltd.	2,559	183,178
	GlaxoSmithKline Pharmaceuticals, Ltd.	34,920	691,436
	Glenmark Pharmaceuticals, Ltd.	9,337	59,897
	Godrej Consumer Products, Ltd.	373,519	3,356,238
*	Godrej Properties, Ltd.	39,365	547,932
	Grasim Industries, Ltd.	447,297	4,703,578
	Havells India, Ltd.	372,220	3,660,098
	HCL Technologies, Ltd.	1,098,224	12,536,712
Ω	HDFC Asset Management Co., Ltd.	23,512	713,756
*	HDFC Bank, Ltd.	2,413,140	38,500,245
* Ω	HDFC Life Insurance Co., Ltd.	305,640	2,435,469
*	Hemisphere Properties India, Ltd.	109,030	99,750
	Hero MotoCorp, Ltd.	131,435	4,967,758
	Hindalco Industries, Ltd.	2,897,154	6,702,444
	Hindustan Petroleum Corp., Ltd.	746,747	1,896,567

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Hindustan Unilever, Ltd.	707,479	$19,816,710
	Honeywell Automation India, Ltd.	1,023	391,855
	Housing Development Finance Corp., Ltd.	751,775	19,477,620
*	ICICI Bank, Ltd., Sponsored ADR	565,098	5,961,779
*	ICICI Bank, Ltd.	1,115,137	5,879,109
Ω	ICICI Lombard General Insurance Co., Ltd.	76,631	1,281,372
Ω	ICICI Prudential Life Insurance Co., Ltd.	248,252	1,352,445
	IIFL Finance, Ltd.	9,616	9,618
	IIFL Securities, Ltd.	120,008	63,358
	IIFL Wealth Management, Ltd.	14,519	179,185
	Indian Oil Corp., Ltd.	1,272,598	1,360,633
	Indraprastha Gas, Ltd.	285,841	1,554,967
*	IndusInd Bank, Ltd.	173,449	1,364,555
	Info Edge India, Ltd.	35,335	1,687,573
	Infosys, Ltd., Sponsored ADR	1,345,607	19,201,812
	Infosys, Ltd.	2,138,472	30,632,413
* Ω	InterGlobe Aviation, Ltd.	48,289	848,699
	ITC, Ltd.	2,744,005	6,137,671
	JSW Steel, Ltd.	2,298,891	9,575,969
	Jubilant Foodworks, Ltd.	119,239	3,505,467
	Kansai Nerolac Paints, Ltd.	142,647	991,361
*	Kotak Mahindra Bank, Ltd.	452,632	9,431,106
Ω	Larsen & Toubro Infotech, Ltd.	77,416	3,045,795
	Larsen & Toubro, Ltd.	382,250	4,795,969
	Lupin, Ltd.	303,782	3,720,160
*	Mahindra & Mahindra Financial Services, Ltd.	824,075	1,360,979
	Mahindra & Mahindra, Ltd.	927,663	7,435,880
	Marico, Ltd.	758,665	3,646,577
	Maruti Suzuki India, Ltd.	34,841	3,259,642
	Mindtree, Ltd.	3,245	58,383
	Motherson Sumi Systems, Ltd.	2,490,668	3,551,081
	Mphasis, Ltd.	149,384	2,795,879
	MRF, Ltd.	1,846	1,617,455
	Muthoot Finance, Ltd.	211,921	3,510,479
	Nestle India, Ltd.	20,232	4,679,432
	NHPC, Ltd.	1,503,523	402,888
	NMDC, Ltd.	397,000	440,060
	NTPC, Ltd.	1,349,584	1,608,331
*	Oberoi Realty, Ltd.	30,267	180,770
	Oil & Natural Gas Corp., Ltd.	617,756	540,020
	Oracle Financial Services Software, Ltd.	37,250	1,584,710
	Page Industries, Ltd.	8,408	2,274,407
	Petronet LNG, Ltd.	1,656,399	5,163,221
	Pfizer, Ltd.	2,520	169,620
	PI Industries, Ltd.	3,550	105,262
	Pidilite Industries, Ltd.	95,834	2,030,823
	Piramal Enterprises, Ltd.	123,786	2,102,102
	Power Finance Corp., Ltd.	1,284,234	1,513,916
	Power Grid Corp. of India, Ltd.	1,250,335	2,901,302
	Procter & Gamble Hygiene & Health Care, Ltd.	11,092	1,519,595
*	Punjab National Bank	2,198,080	793,071
	Rajesh Exports, Ltd.	65,676	409,448
	REC, Ltd.	1,315,399	1,825,414
	Reliance Industries, Ltd.	2,124,250	59,176,691
* Ω	SBI Life Insurance Co., Ltd.	132,215	1,374,843
	Shree Cement, Ltd.	10,117	2,948,797
	Shriram Transport Finance Co., Ltd.	173,639	1,615,392
	Siemens, Ltd.	46,139	788,743
	SRF, Ltd.	16,021	948,442

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	State Bank of India	1,062,397	$2,716,078
*	State Bank of India, GDR	3,115	78,965
	Sun Pharmaceutical Industries, Ltd.	680,204	4,275,065
	Sundaram Finance Holdings, Ltd.	27,690	20,215
	Sundaram Finance, Ltd.	16,522	327,702
	Tata Chemicals, Ltd.	103,755	448,312
	Tata Communications, Ltd.	109,030	1,367,816
	Tata Consultancy Services, Ltd.	789,149	28,427,406
	Tata Consumer Products, Ltd.	521,576	3,473,763
*	Tata Motors, Ltd., Sponsored ADR	7,294	63,968
*	Tata Motors, Ltd.	5,413,981	9,667,788
	Tata Steel, Ltd.	365,620	2,021,808
	Tech Mahindra, Ltd.	566,803	6,224,966
	Titan Co., Ltd.	269,307	4,245,216
	Torrent Pharmaceuticals, Ltd.	88,263	3,050,402
	UltraTech Cement, Ltd.	105,617	6,480,983
	United Breweries, Ltd.	95,900	1,197,813
*	United Spirits, Ltd.	386,381	2,628,698
	UPL, Ltd.	1,301,255	7,945,868
	Varun Beverages, Ltd.	13,519	119,223
	Vedanta, Ltd.	3,703,380	4,800,450
	Voltas, Ltd.	40,978	390,938
	Whirlpool of India, Ltd.	27,842	797,028
	Wipro, Ltd.	1,810,760	8,311,446
	Zee Entertainment Enterprises, Ltd.	334,510	844,958

TOTAL INDIA			587,360,607

INDONESIA — (1.6%)
	Ace Hardware Indonesia Tbk PT	11,832,300	1,261,745
	Adaro Energy Tbk PT	35,715,400	2,707,354
	Astra Agro Lestari Tbk PT	455,245	332,697
	Astra International Tbk PT	17,310,410	6,321,291
	Bank BTPN Syariah Tbk PT	49,700	12,411
	Bank Central Asia Tbk PT	5,656,500	11,130,045
	Bank Danamon Indonesia Tbk PT	4,650,879	770,958
	Bank Mandiri Persero Tbk PT	12,156,434	4,735,305
	Bank Negara Indonesia Persero Tbk PT	6,400,322	2,036,255
*	Bank Pan Indonesia Tbk PT	3,393,300	178,792
	Bank Rakyat Indonesia Persero Tbk PT	43,426,900	9,830,629
*	Barito Pacific Tbk PT	39,414,700	2,388,072
	Bayan Resources Tbk PT	79,500	68,207
	Bukit Asam Tbk PT	10,954,400	1,435,290
	Charoen Pokphand Indonesia Tbk PT	8,175,100	3,220,581
	Ciputra Development Tbk PT	1,189,900	65,439
*	Gudang Garam Tbk PT	1,030,300	2,869,386
	Indah Kiat Pulp & Paper Corp. Tbk PT	6,824,500	4,179,286
	Indocement Tunggal Prakarsa Tbk PT	1,332,100	1,100,000
	Indofood CBP Sukses Makmur Tbk PT	2,659,100	1,746,710
	Indofood Sukses Makmur Tbk PT	10,932,900	5,179,006
	Jasa Marga Persero Tbk PT	1,686,613	406,477
	Kalbe Farma Tbk PT	26,362,200	2,735,107
	Mayora Indah Tbk PT	9,931,325	1,582,770
*	Merdeka Copper Gold Tbk PT	2,099,200	262,051
	Mitra Keluarga Karyasehat Tbk PT	4,366,400	781,152
	Perusahaan Gas Negara Tbk PT	10,792,900	774,634
	Sarana Menara Nusantara Tbk PT	38,313,400	2,565,751
	Semen Indonesia Persero Tbk PT	3,312,600	2,145,942
*	Sinar Mas Agro Resources & Technology Tbk PT	1,035,700	210,852
	Telekomunikasi Indonesia Persero Tbk PT	34,006,600	6,021,204

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	86,602	$1,480,028
	Tower Bersama Infrastructure Tbk PT	12,992,000	1,314,092
	Transcoal Pacific Tbk PT	179,600	74,599
	Unilever Indonesia Tbk PT	7,070,800	3,752,378
	United Tractors Tbk PT	4,327,696	6,182,942
*	Vale Indonesia Tbk PT	2,831,000	774,309
	XL Axiata Tbk PT	9,184,800	1,255,456

TOTAL INDONESIA			93,889,203

MALAYSIA — (2.0%)
	AMMB Holdings Bhd	4,097,459	2,811,950
	Astro Malaysia Holdings Bhd	1,486,700	261,339
	Axiata Group Bhd	3,897,232	2,748,154
	Batu Kawan Bhd	105,400	383,581
	BIMB Holdings Bhd	1,185,355	896,522
	Carlsberg Brewery Malaysia Bhd, Class B	122,900	546,636
	CIMB Group Holdings Bhd	4,064,491	2,884,689
	Dialog Group Bhd	2,303,318	2,051,403
	DiGi.Com Bhd	2,985,120	2,708,203
	Fraser & Neave Holdings Bhd	226,900	1,725,685
	Gamuda Bhd	2,908,846	2,331,342
#	Genting Bhd	3,004,400	2,141,718
#	Genting Malaysia Bhd	3,686,500	1,774,945
	Genting Plantations Bhd	319,600	755,162
#	HAP Seng Consolidated Bhd	935,700	1,650,152
	Hartalega Holdings Bhd	1,527,200	6,624,742
	Heineken Malaysia Bhd	121,200	525,313
	Hong Leong Bank Bhd	494,166	1,761,534
#	Hong Leong Financial Group Bhd	541,183	1,839,279
	IHH Healthcare Bhd	941,700	1,127,106
	IJM Corp. Bhd	2,079,762	670,606
	Inari Amertron Bhd	3,580,200	2,191,196
	IOI Corp. Bhd	1,439,405	1,490,538
	IOI Properties Group Bhd	2,271,129	470,416
	Kossan Rubber Industries	1,160,000	2,095,948
	Kuala Lumpur Kepong Bhd	267,846	1,366,267
	LPI Capital Bhd	12,900	39,661
#	Malayan Banking Bhd	3,044,838	5,126,372
	Malaysia Airports Holdings Bhd	2,369,641	2,385,567
	Malaysia Building Society Bhd	684,059	80,706
#	Maxis Bhd	2,620,500	3,026,793
	MISC Bhd	713,998	1,132,607
	Nestle Malaysia Bhd	45,500	1,525,625
	Petronas Chemicals Group Bhd	1,858,100	2,618,101
	Petronas Dagangan Bhd	344,300	1,427,568
	Petronas Gas Bhd	610,600	2,316,341
	PPB Group Bhd	797,280	3,609,228
	Press Metal Aluminium Holdings Bhd	1,846,600	2,442,242
	Public Bank Bhd	3,261,414	11,833,147
#	QL Resources Bhd	1,762,785	2,671,820
#	RHB Bank Bhd	2,566,705	2,612,295
	Serba Dinamik Holdings Bhd	2,892,120	1,066,129
	Sime Darby Bhd	6,709,461	3,891,734
	Sime Darby Plantation Bhd	1,265,961	1,474,377
	Sime Darby Property Bhd	325,961	42,346
	Sunway Bhd	2,523,482	814,384
	Telekom Malaysia Bhd	1,604,564	1,617,417
	Tenaga Nasional Bhd	1,613,150	3,702,813
	TIME dotCom Bhd	99,200	307,380

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Top Glove Corp. Bhd	3,875,700	$7,993,715
	United Plantations Bhd	77,000	266,946
	Westports Holdings Bhd	1,788,800	1,677,915
	Yinson Holdings Bhd	765,800	843,980
*	YTL Corp. Bhd	13,107,212	2,288,630
# *	YTL Power International Bhd	1,251,621	192,919

TOTAL MALAYSIA			114,863,184

MEXICO — (2.3%)
#	Alfa S.A.B. de C.V., Class A	9,345,672	6,247,631
#	America Movil S.A.B. de C.V.	30,206,745	18,356,313
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	1,304,620
	Arca Continental S.A.B. de C.V.	448,558	1,956,091
#	Becle S.A.B. de C.V.	572,695	1,208,757
#	Cemex S.A.B. de C.V.	25,115,105	10,372,124
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	18,919	716,841
#	Coca-Cola Femsa S.A.B. de C.V.	415,925	1,582,992
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	255,837	689,541
	Fomento Economico Mexicano S.A.B. de C.V.	820,425	4,413,582
#	Gruma S.A.B. de C.V., Class B	468,885	5,004,402
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	11,244	935,276
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	466,141	3,880,937
# *	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	19,109	2,204,223
	Grupo Bimbo S.A.B. de C.V., Class A	2,506,542	4,844,929
# *	Grupo Carso S.A.B. de C.V.	770,169	1,430,213
#	Grupo Elektra S.A.B. de C.V.	91,173	5,184,931
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	3,719,595	16,588,817
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	3,711,278	2,750,456
#	Grupo Mexico S.A.B. de C.V., Class B	3,350,437	9,553,046
*	Grupo Qumma S.A. de C.V., Class B	1,591	0
*	Grupo Televisa S.A.B., Sponsored ADR	221,037	1,405,795
# *	Grupo Televisa S.A.B.	3,855,546	4,907,703
	Industrias Penoles S.A.B. de C.V.	308,519	4,927,810
# *	Infraestructura Energetica Nova S.A.B. de C.V.	382,144	1,277,687
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,340,544	3,495,671
	Megacable Holdings S.A.B. de C.V.	42,767	135,490
	Orbia Advance Corp. S.A.B. de C.V.	3,444,833	6,121,008
*	Organizacion Soriana S.A.B. de C.V., Class B	799,583	609,163
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	203,000	1,339,361
#	Wal-Mart de Mexico S.A.B. de C.V.	3,657,853	8,856,862

TOTAL MEXICO			132,302,272

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	15,158	115,203
	Cia de Minas Buenaventura SAA, ADR	105,921	1,299,651
	Credicorp, Ltd.	51,859	5,947,190
*	Grana y Montero SAA, Sponsored ADR	66,290	118,990

TOTAL PERU			7,481,034

PHILIPPINES — (0.9%)
	Aboitiz Equity Ventures, Inc.	1,305,570	1,201,496
	Aboitiz Power Corp.	1,440,600	803,838
*	Alliance Global Group, Inc.	1,964,800	321,947
	Ayala Corp.	146,972	2,316,425
	Ayala Land, Inc.	6,329,818	4,309,117
	Bank of the Philippine Islands	1,230,042	1,865,556
	BDO Unibank, Inc.	1,553,962	2,845,559
	DMCI Holdings, Inc.	1,715,800	155,411

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Emperador, Inc.	1,979,300	$409,910
	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	32,255	1,350,447
	GT Capital Holdings, Inc.	66,016	585,869
	International Container Terminal Services, Inc.	1,324,490	3,141,100
	JG Summit Holdings, Inc.	3,291,739	4,365,997
	Jollibee Foods Corp.	583,860	2,047,684
	LT Group, Inc.	3,445,300	821,204
	Manila Electric Co.	158,670	982,792
*	Megaworld Corp.	8,531,000	533,698
	Metro Pacific Investments Corp.	10,608,700	877,736
	Metropolitan Bank & Trust Co.	2,147,218	1,804,845
#	PLDT, Inc., Sponsored ADR	89,661	2,416,364
	PLDT, Inc.	120,010	3,273,313
	Puregold Price Club, Inc.	2,182,700	1,860,239
	Robinsons Land Corp.	2,484,282	769,345
	Robinsons Retail Holdings, Inc.	542,310	718,812
	San Miguel Corp.	1,444,330	3,041,072
	San Miguel Food and Beverage, Inc.	48,780	64,356
	Security Bank Corp.	162,240	322,368
	SM Investments Corp.	112,933	2,214,738
	SM Prime Holdings, Inc.	7,543,610	5,252,530
*	Top Frontier Investment Holdings, Inc.	9,805	25,496
	Universal Robina Corp.	792,150	2,252,886

TOTAL PHILIPPINES			52,952,150

POLAND — (0.6%)
*	AmRest Holdings SE	33,344	116,137
	Asseco Poland SA	13,849	224,454
*	Bank Handlowy w Warszawie SA	38,652	270,031
*	Bank Millennium SA	282,730	154,634
*	Bank Polska Kasa Opieki SA	80,250	858,804
# *	CD Projekt SA	46,198	3,922,732
#	Cyfrowy Polsat SA	364,278	2,273,785
# * Ω	Dino Polska SA	49,289	2,709,881
	Grupa Lotos SA	132,220	932,503
# *	ING Bank Slaski SA	31,569	819,040
*	KGHM Polska Miedz SA	182,117	5,449,318
*	LPP SA	1,691	2,242,836
# *	mBank SA	20,217	591,236
# *	Orange Polska SA	921,255	1,416,117
*	PGE Polska Grupa Energetyczna SA	1,367,420	1,560,143
	Polski Koncern Naftowy Orlen SA	494,427	4,765,365
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,110,257	1,170,819
*	Powszechna Kasa Oszczednosci Bank Polski SA	412,767	1,980,126
# *	Powszechny Zaklad Ubezpieczen SA	398,671	2,178,971
# *	Santander Bank Polska SA	28,970	901,798

TOTAL POLAND			34,538,730

QATAR — (0.2%)
	Commercial Bank PSQC (The)	87,247	102,251
	Industries Qatar QSC	164,595	406,174
	Masraf Al Rayan QSC	1,681,242	1,981,423
	Mesaieed Petrochemical Holding Co.	706,143	361,319
	Ooredoo QPSC	308,907	560,605
	Qatar Electricity & Water Co QSC	237,950	1,089,163
	Qatar Fuel QSC	131,484	620,854
	Qatar Gas Transport Co., Ltd.	1,586,091	1,168,994

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
	Qatar Islamic Bank SAQ	332,658	$1,481,524
	Qatar National Bank QPSC	1,050,868	5,102,104

TOTAL QATAR			12,874,411

RUSSIA — (1.1%)
	Gazprom PJSC, Sponsored ADR	1,200,576	4,599,475
	Gazprom PJSC, Sponsored ADR	55,465	213,540
	Lukoil PJSC, Sponsored ADR	188,186	9,628,187
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,222,165
*	Mail.Ru Group, Ltd., GDR	26,729	701,636
	MMC Norilsk Nickel PJSC, ADR	1,184	28,120
	MMC Norilsk Nickel PJSC, ADR	384,564	9,165,851
	Mobile TeleSystems PJSC, Sponsored ADR	433,757	3,391,980
	Novatek PJSC, GDR	9,336	1,125,671
	Novolipetsk Steel PJSC, GDR	56,468	1,311,664
	Novolipetsk Steel PJSC, GDR	113	2,626
	PhosAgro PJSC, GDR	83,207	958,749
	PhosAgro PJSC, GDR	2,148	24,745
	Polyus PJSC, GDR	18,709	1,839,095
	Polyus PJSC, GDR	1,468	144,391
	Rosneft Oil Co. PJSC, GDR	1,571	6,865
	Rosneft Oil Co. PJSC, GDR	700,727	3,058,628
	Rostelecom PJSC, Sponsored ADR	9,232	64,070
	Rostelecom PJSC, Sponsored ADR	78,867	546,309
	RusHydro PJSC, ADR	8,031	6,869
	RusHydro PJSC, ADR	977,442	839,501
	Sberbank of Russia PJSC, Sponsored ADR	998,144	10,082,676
	Severstal PAO, GDR	86,064	1,176,450
	Severstal PAO, GDR	110	1,504
	Tatneft PJSC, Sponsored ADR	113,973	3,542,080
	Tatneft PJSC, Sponsored ADR	2,160	66,960
	VEON, Ltd., ADR	40,163	50,204
	VTB Bank PJSC, GDR	1,358,280	1,055,667
	VTB Bank PJSC, GDR	1,104,344	857,523
	X5 Retail Group NV, GDR	106,857	3,754,955

TOTAL RUSSIA			59,468,156

SAUDI ARABIA — (1.7%)
	Abdullah Al Othaim Markets Co.	49,677	1,726,750
	Advanced Petrochemical Co.	94,729	1,460,697
	Al Rajhi Bank	838,186	14,708,032
*	Alinma Bank	1,405,371	5,712,161
	Almarai Co. JSC	155,935	2,146,691
	Arab National Bank	68,859	347,704
	Arabian Centres Co., Ltd.	159,005	1,026,927
	Bank AlBilad	535,232	3,314,013
	Bank Al-Jazira	917,031	3,175,785
	Banque Saudi Fransi	99,528	786,416
*	Bupa Arabia for Cooperative Insurance Co.	47,849	1,456,445
*	Co. for Cooperative Insurance (The)	35,675	769,681
*	Dar Al Arkan Real Estate Development Co.	84,873	180,374
*	Etihad Etisalat Co.	847,122	6,303,667
	Jarir Marketing Co.	57,964	2,669,642
	Mouwasat Medical Services Co.	32,954	1,124,340
	National Commercial Bank	797,752	8,282,778
	National Petrochemical Co.	52,666	379,793
*	Rabigh Refining & Petrochemical Co.	170,776	554,918
	Riyad Bank	490,801	2,352,606

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Sahara International Petrochemical Co.	491,514	$1,909,466
	Samba Financial Group	321,774	2,363,831
	Saudi Arabian Fertilizer Co.	107,996	2,169,368
*	Saudi Arabian Mining Co.	265,591	2,648,957
	Saudi Basic Industries Corp.	416,831	9,997,632
	Saudi British Bank (The)	218,542	1,383,420
	Saudi Electricity Co.	417,214	2,104,769
	Saudi Industrial Investment Group	12,889	69,687
*	Saudi Investment Bank (The)	20,503	87,973
*	Saudi Kayan Petrochemical Co.	994,698	2,515,750
	Saudi Telecom Co.	373,207	9,914,621
	Savola Group (The)	285,100	3,480,813
	Yanbu National Petrochemical Co.	151,285	2,316,168

TOTAL SAUDI ARABIA			99,441,875

SOUTH AFRICA — (4.2%)
	Absa Group, Ltd.	1,418,105	7,623,003
	Anglo American Platinum, Ltd.	61,285	4,057,982
	AngloGold Ashanti, Ltd., Sponsored ADR	571,706	13,229,277
*	Aspen Pharmacare Holdings, Ltd.	725,979	4,727,593
	Bid Corp., Ltd.	370,728	5,104,120
#	Bidvest Group, Ltd. (The)	924,825	7,604,820
*	Capitec Bank Holdings, Ltd.	53,791	3,780,411
	Clicks Group, Ltd.	422,422	6,109,660
	Discovery, Ltd.	835,792	5,525,347
	Exxaro Resources, Ltd.	622,412	4,198,855
	FirstRand, Ltd.	3,698,398	8,585,188
	Gold Fields, Ltd., Sponsored ADR	2,253,137	24,626,787
	Impala Platinum Holdings, Ltd.	1,398,536	12,447,419
	Investec, Ltd.	596,531	1,098,382
	Kumba Iron Ore, Ltd.	85,514	2,538,859
	Liberty Holdings, Ltd.	37,414	123,820
	Life Healthcare Group Holdings, Ltd.	111,749	111,735
	Mr. Price Group, Ltd.	389,288	2,944,956
	MTN Group, Ltd.	4,077,215	14,557,738
	MultiChoice Group, Ltd.	845,585	6,973,438
	Naspers, Ltd., Class N	149,803	29,245,654
	Nedbank Group, Ltd.	789,916	4,672,827
	NEPI Rockcastle P.L.C.	382,624	1,356,866
*	Ninety One, Ltd.	298,265	785,233
# *	Northam Platinum, Ltd.	535,431	5,144,382
#	Old Mutual, Ltd.	7,858,201	4,558,409
Ω	Pepkor Holdings, Ltd.	189,137	139,138
	PSG Group, Ltd.	289,732	936,355
	Sanlam, Ltd.	1,854,766	5,410,184
# *	Sasol, Ltd., Sponsored ADR	742,393	3,904,987
	Shoprite Holdings, Ltd.	903,171	7,155,618
	Sibanye Stillwater, Ltd.	3,325,327	9,805,456
	Sibanye Stillwater, Ltd., ADR	214,816	2,549,866
	SPAR Group, Ltd. (The)	176,081	1,866,650
	Standard Bank Group, Ltd.	1,959,872	12,815,391
*	Steinhoff International Holdings NV	3,098,116	164,441
	Tiger Brands, Ltd.	383,036	4,751,210
	Vodacom Group, Ltd.	771,595	5,814,720
	Woolworths Holdings, Ltd.	1,632,381	3,506,124

TOTAL SOUTH AFRICA			240,552,901

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (13.5%)
*	Alteogen, Inc.	10,185	$1,436,359
	Amorepacific Corp.	20,758	2,916,201
	AMOREPACIFIC Group	19,744	763,732
	BGF retail Co., Ltd.	12,966	1,348,316
	BNK Financial Group, Inc.	103,423	505,224
	Bukwang Pharmaceutical Co., Ltd.	20,716	426,832
*	Celltrion Pharm, Inc.	8,392	811,772
# *	Celltrion, Inc.	67,643	14,443,378
	Cheil Worldwide, Inc.	121,186	2,242,722
	CJ CheilJedang Corp.	16,098	5,148,409
	CJ Corp.	56,308	3,785,852
	CJ ENM Co., Ltd.	23,451	2,739,989
*	CJ Logistics Corp.	11,638	1,642,537
	Com2uSCorp	10,851	1,070,162
	Coway Co., Ltd.	59,427	3,638,863
	Daelim Industrial Co., Ltd.	55,977	3,868,846
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,364,978
	DB HiTek Co., Ltd.	9,251	262,658
	DB Insurance Co., Ltd.	133,456	5,217,610
	Dongsuh Cos., Inc.	24,238	618,406
	Doosan Bobcat, Inc.	55,047	1,406,688
*	Doosan Fuel Cell Co., Ltd.	51,053	1,892,173
*	Doosan Heavy Industries & Construction Co., Ltd.	356,717	4,340,785
# *	Doosan Infracore Co., Ltd.	339,079	2,508,816
*	Doosan Solus Co., Ltd.	28,141	792,896
	Douzone Bizon Co., Ltd.	33,863	2,985,563
	E-MART, Inc.	22,093	2,781,462
	F&F Co., Ltd.	10,001	807,522
	Fila Holdings Corp.	62,832	2,143,939
*	Genexine Co., Ltd.	7,064	706,614
	Green Cross Corp.	3,210	852,882
	GS Engineering & Construction Corp.	124,440	2,952,626
	GS Holdings Corp.	103,742	3,032,206
	GS Retail Co., Ltd.	78,136	2,218,824
	Hana Financial Group, Inc.	429,523	11,602,475
# *	Hanall Biopharma Co., Ltd.	13,171	324,117
	Hanjin Kal Corp.	5,439	358,049
	Hankook Tire & Technology Co., Ltd.	148,187	4,151,344
	Hanmi Pharm Co., Ltd.	5,509	1,281,679
	Hanmi Science Co., Ltd.	7,319	345,428
	Hanon Systems	223,003	2,211,331
	Hanssem Co., Ltd.	8,117	678,628
*	Hanwha Aerospace Co., Ltd.	50,714	1,132,753
	Hanwha Corp.	42,860	914,040
	Hanwha Solutions Corp.	135,156	5,253,733
# *	Helixmith Co., Ltd.	7,286	119,395
	Hite Jinro Co., Ltd.	39,010	1,158,390
# *	HLB, Inc.	31,752	2,603,198
*	HMM Co., Ltd.	141,234	1,125,448
	Hotel Shilla Co., Ltd.	55,107	3,632,630
*	Hugel, Inc.	3,911	728,406
	Hyosung Corp.	8,091	530,616
	Hyundai Department Store Co., Ltd.	11,496	603,778
	Hyundai Elevator Co., Ltd.	26,047	858,768
	Hyundai Engineering & Construction Co., Ltd.	91,114	2,483,868
	Hyundai Glovis Co., Ltd.	40,508	6,020,116
	Hyundai Heavy Industries Holdings Co., Ltd.	10,120	1,925,853
	Hyundai Marine & Fire Insurance Co., Ltd.	236,365	4,868,327
	Hyundai Mobis Co., Ltd.	37,378	7,489,188

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Co.	62,745	$9,184,362
*	Hyundai Rotem Co., Ltd.	34,517	456,103
	Hyundai Steel Co.	101,560	2,610,962
	Iljin Materials Co., Ltd.	12,480	474,348
	Industrial Bank of Korea	489,000	3,550,441
	Kakao Corp.	14,217	4,145,548
	Kangwon Land, Inc.	67,450	1,258,576
	KB Financial Group, Inc.	221,779	7,932,977
#	KB Financial Group, Inc., ADR	31,200	1,114,776
	KCC Corp.	3,556	482,594
*	KCC Glass Corp.	1,840	48,246
	Kia Motors Corp.	342,300	15,351,859
	KIWOOM Securities Co., Ltd.	26,929	2,463,343
# *	KMW Co., Ltd.	45,444	2,518,967
	Koh Young Technology, Inc.	1,653	116,329
	Korea Aerospace Industries, Ltd.	37,044	717,316
*	Korea Electric Power Corp., Sponsored ADR	93,784	810,294
*	Korea Electric Power Corp.	108,108	1,906,959
	Korea Gas Corp.	41,078	993,563
	Korea Investment Holdings Co., Ltd.	81,544	4,980,865
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	42,167	2,940,301
	Korea Zinc Co., Ltd.	12,663	4,282,719
*	Korean Air Lines Co., Ltd.	282,178	5,010,450
	KT Corp., Sponsored ADR	82,100	789,802
	KT&G Corp.	100,714	7,191,396
	Kumho Petrochemical Co., Ltd.	24,556	2,904,682
	LEENO Industrial, Inc.	10,832	1,165,126
	LG Chem, Ltd.	22,611	12,329,347
	LG Corp.	93,236	5,582,883
# *	LG Display Co., Ltd., ADR	520,462	3,263,297
# *	LG Display Co., Ltd.	470,973	5,880,809
	LG Electronics, Inc.	320,927	23,857,535
	LG Household & Health Care, Ltd.	8,312	11,020,703
	LG Innotek Co., Ltd.	32,254	4,372,563
	LG Uplus Corp.	528,937	5,178,065
	Lotte Chemical Corp.	14,183	2,933,245
	Lotte Corp.	33,271	838,662
	LOTTE Fine Chemical Co., Ltd.	16,315	700,767
#	Lotte Shopping Co., Ltd.	13,022	964,293
	LS Corp.	11,522	527,817
	LS Electric Co., Ltd.	22,156	972,867
	Macquarie Korea Infrastructure Fund	332,855	3,233,582
	Mando Corp.	85,231	2,709,033
	Medy-Tox, Inc.	1,202	196,581
	Meritz Financial Group, Inc.	77,357	644,192
	Meritz Fire & Marine Insurance Co., Ltd.	189,338	2,323,008
	Meritz Securities Co., Ltd.	584,053	1,704,979
	Mirae Asset Daewoo Co., Ltd.	468,090	3,487,455
	NAVER Corp.	56,198	14,379,432
	NCSoft Corp.	10,480	7,200,638
* Ω	Netmarble Corp.	4,549	472,597
	NH Investment & Securities Co., Ltd.	150,807	1,277,674
*	NHN Corp.	9,819	604,261
	NongShim Co., Ltd.	2,415	614,660
*	OCI Co., Ltd.	7,694	423,620
	Orion Corp.	8,589	823,022
	Ottogi Corp.	1,318	617,879
*	Pan Ocean Co., Ltd.	328,861	1,047,071
*	Pearl Abyss Corp.	10,853	1,930,149

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	POSCO, Sponsored ADR	53,814	$2,492,126
	POSCO	66,149	12,211,381
	POSCO Chemical Co., Ltd.	14,633	961,941
	Posco International Corp.	165,596	1,955,812
	S-1 Corp.	27,240	1,957,729
* Ω	Samsung Biologics Co., Ltd.	4,034	2,437,734
	Samsung C&T Corp.	50,541	4,950,804
	Samsung Card Co., Ltd.	36,669	951,653
	Samsung Electro-Mechanics Co., Ltd.	66,506	7,904,774
	Samsung Electronics Co., Ltd., GDR	15,174	19,143,068
	Samsung Electronics Co., Ltd.	4,886,904	245,643,203
*	Samsung Engineering Co., Ltd.	275,085	2,876,397
	Samsung Fire & Marine Insurance Co., Ltd.	46,188	7,303,061
*	Samsung Heavy Industries Co., Ltd.	548,807	2,466,870
	Samsung Life Insurance Co., Ltd.	62,110	3,476,429
	Samsung SDI Co., Ltd.	15,984	6,296,677
	Samsung SDS Co., Ltd.	22,002	3,283,217
	Samsung Securities Co., Ltd.	77,119	2,196,759
	Seegene, Inc.	11,033	2,526,675
	SFA Engineering Corp.	18,551	598,686
	Shinhan Financial Group Co., Ltd.	354,020	9,605,376
#	Shinhan Financial Group Co., Ltd., ADR	56,372	1,516,971
	Shinsegae, Inc.	14,886	2,745,690
	SK Holdings Co., Ltd.	28,479	4,637,784
	SK Hynix, Inc.	649,088	46,048,152
	SK Innovation Co., Ltd.	46,713	5,221,271
	SK Materials Co., Ltd.	8,417	1,657,775
	SK Networks Co., Ltd.	438,461	1,758,740
	SK Telecom Co., Ltd.	14,801	2,806,694
	SKC Co., Ltd.	22,835	1,490,165
	S-Oil Corp.	32,131	1,551,699
*	Soulbrain Co., Ltd.	8,541	1,636,426
	Soulbrain Holdings Co., Ltd.	10,563	402,650
	Ssangyong Cement Industrial Co., Ltd.	189,600	929,366
	Taekwang Industrial Co., Ltd.	122	76,800
*	WONIK IPS Co., Ltd.	25,087	715,704
	Woori Financial Group, Inc.	688,663	5,437,413
	Youngone Corp.	6,063	152,502
	Yuhan Corp.	51,735	2,722,561
*	Yungjin Pharmaceutical Co., Ltd.	6,562	41,322

TOTAL SOUTH KOREA			776,383,047

TAIWAN — (13.8%)
	Accton Technology Corp.	589,000	4,279,255
	Acer, Inc.	3,172,811	2,651,595
	Advantech Co., Ltd.	193,190	1,955,828
	Airtac International Group	108,518	2,921,397
	ASE Technology Holding Co., Ltd., ADR	75,042	342,943
	ASE Technology Holding Co., Ltd.	5,134,782	11,525,352
	Asia Cement Corp.	4,335,758	6,241,011
#	Asustek Computer, Inc.	626,180	5,320,094
# *	AU Optronics Corp.	9,503,873	3,838,454
#	Catcher Technology Co., Ltd.	1,138,429	7,196,598
	Cathay Financial Holding Co., Ltd.	5,497,340	7,386,959
	Chailease Holding Co., Ltd.	1,960,811	9,525,401
	Chang Hwa Commercial Bank, Ltd.	8,893,469	5,302,828
	Cheng Shin Rubber Industry Co., Ltd.	3,150,965	3,980,041
	Chicony Electronics Co., Ltd.	1,039,497	3,133,906
*	China Airlines, Ltd.	9,779,536	2,994,796

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	China Development Financial Holding Corp.	16,499,121	$4,841,824
	China Life Insurance Co., Ltd.	3,520,188	2,360,661
	China Steel Corp.	18,450,932	13,106,840
	Chipbond Technology Corp.	1,103,000	2,416,270
	Chroma ATE, Inc.	549,000	2,615,729
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	161,782	6,112,124
	Chunghwa Telecom Co., Ltd.	1,215,000	4,558,304
	Compal Electronics, Inc.	5,685,541	3,704,121
	CTBC Financial Holding Co., Ltd.	16,844,175	10,637,263
	Delta Electronics, Inc.	1,360,486	9,051,881
	E Ink Holdings, Inc.	271,000	363,899
	E.Sun Financial Holding Co., Ltd.	17,382,049	14,778,493
	Eclat Textile Co., Ltd.	287,402	3,824,208
	Eternal Materials Co., Ltd.	808,591	952,239
	Eva Airways Corp.	5,065,758	1,914,450
*	Evergreen Marine Corp. Taiwan, Ltd.	4,704,222	3,112,395
	Far Eastern International Bank	424,000	153,504
	Far Eastern New Century Corp.	3,805,085	3,435,268
	Far EasTone Telecommunications Co., Ltd.	3,250,000	6,820,749
	Feng TAY Enterprise Co., Ltd.	429,559	2,607,528
	First Financial Holding Co., Ltd.	10,937,935	7,674,818
	Formosa Chemicals & Fibre Corp.	1,608,518	3,874,114
	Formosa Petrochemical Corp.	456,000	1,255,336
	Formosa Plastics Corp.	1,670,153	4,623,267
#	Formosa Sumco Technology Corp.	115,000	455,180
#	Formosa Taffeta Co., Ltd.	886,000	970,215
	Foxconn Technology Co., Ltd.	1,229,627	2,156,498
	Fubon Financial Holding Co., Ltd.	5,175,233	7,372,403
	General Interface Solution Holding, Ltd.	378,000	1,503,110
#	Genius Electronic Optical Co., Ltd.	119,695	2,352,776
	Giant Manufacturing Co., Ltd.	435,506	4,302,307
#	Globalwafers Co., Ltd.	293,000	4,266,748
	Highwealth Construction Corp.	1,044,841	1,517,579
#	Hiwin Technologies Corp.	384,401	3,354,038
	Hon Hai Precision Industry Co., Ltd.	6,081,322	16,493,336
	Hotai Motor Co., Ltd.	234,000	4,931,885
	Hua Nan Financial Holdings Co., Ltd.	10,281,004	6,185,952
	Innolux Corp.	8,943,241	3,104,096
	Inventec Corp.	4,304,550	3,406,969
#	ITEQ Corp.	142,455	598,425
	King’s Town Bank Co., Ltd.	442,000	599,135
#	Largan Precision Co., Ltd.	69,860	7,419,054
	Lien Hwa Industrial Holdings Corp.	101,824	142,451
	Lite-On Technology Corp.	3,761,410	6,127,026
#	Macronix International	3,117,074	3,498,758
	MediaTek, Inc.	591,995	14,071,875
	Mega Financial Holding Co., Ltd.	4,781,369	4,607,333
	Merida Industry Co., Ltd.	184,287	1,796,704
	Micro-Star International Co., Ltd.	1,129,000	4,550,900
	momo.com, Inc.	33,000	789,736
	Nan Ya Plastics Corp.	2,386,599	4,902,403
	Nanya Technology Corp.	1,940,010	3,931,318
	Nien Made Enterprise Co., Ltd.	289,000	3,258,222
	Novatek Microelectronics Corp.	656,000	6,130,409
	Parade Technologies, Ltd.	65,000	2,483,895
	Pegatron Corp.	2,990,345	6,444,275
	Phison Electronics Corp.	267,000	2,779,329
	Pou Chen Corp.	4,226,487	3,734,466
	Powertech Technology, Inc.	2,134,819	6,316,576

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Poya International Co., Ltd.	55,275	$1,193,851
#	President Chain Store Corp.	517,831	4,673,863
	Qisda Corp.	2,157,000	1,413,125
	Quanta Computer, Inc.	3,571,000	9,010,565
	Radiant Opto-Electronics Corp.	717,000	2,824,991
	Realtek Semiconductor Corp.	215,950	2,690,183
	Ruentex Development Co., Ltd.	642,345	888,257
	Ruentex Industries, Ltd.	97,109	224,949
	Shin Kong Financial Holding Co., Ltd.	13,408,761	3,734,933
	Silergy Corp.	32,000	1,972,890
	Simplo Technology Co., Ltd.	319,000	3,558,242
	Sino-American Silicon Products, Inc.	1,508,000	5,268,432
	SinoPac Financial Holdings Co., Ltd.	13,826,623	5,176,112
	Standard Foods Corp.	778,418	1,664,917
	Synnex Technology International Corp.	1,548,343	2,301,134
#	TA Chen Stainless Pipe	1,710,309	1,311,445
	Taichung Commercial Bank Co., Ltd.	1,499,823	569,231
	Taishin Financial Holding Co., Ltd.	14,873,808	6,559,143
	Taiwan Business Bank	8,402,685	2,764,211
#	Taiwan Cement Corp.	9,100,034	12,914,533
	Taiwan Cooperative Financial Holding Co., Ltd.	11,555,127	7,761,954
	Taiwan FamilyMart Co., Ltd.	59,000	539,234
	Taiwan Fertilizer Co., Ltd.	489,000	876,203
*	Taiwan Glass Industry Corp.	638,374	280,210
	Taiwan High Speed Rail Corp.	1,160,000	1,227,770
	Taiwan Mobile Co., Ltd.	1,870,300	6,388,946
	Taiwan Secom Co., Ltd.	432,670	1,327,809
	Taiwan Semiconductor Manufacturing Co., Ltd.	18,986,808	287,264,205
*	Tatung Co., Ltd.	1,342,000	991,540
	Teco Electric and Machinery Co., Ltd.	2,604,000	2,723,421
	Tripod Technology Corp.	753,870	2,997,897
#	Unimicron Technology Corp.	2,012,000	4,807,496
	Uni-President Enterprises Corp.	5,022,033	10,765,036
	United Microelectronics Corp.	8,924,000	9,591,074
	Vanguard International Semiconductor Corp.	853,000	2,786,790
#	Voltronic Power Technology Corp.	107,224	3,677,910
	Walsin Lihwa Corp.	3,019,000	1,875,999
#	Walsin Technology Corp.	560,000	3,206,881
	Wan Hai Lines, Ltd.	1,164,800	1,068,385
#	Win Semiconductors Corp.	338,034	3,687,713
	Winbond Electronics Corp.	6,058,407	3,598,557
*	Wintek Corp.	604,760	7,254
	Wistron Corp.	5,857,699	5,856,184
	WPG Holdings, Ltd.	2,842,039	3,860,169
	Yageo Corp.	303,682	3,783,208
	Yuanta Financial Holding Co., Ltd.	12,911,398	8,027,379
	Zhen Ding Technology Holding, Ltd.	1,020,700	4,325,883

TOTAL TAIWAN			793,967,239

THAILAND — (1.8%)
	Advanced Info Service PCL	1,067,800	5,909,858
	Airports of Thailand PCL	1,869,300	3,103,755
	B Grimm Power PCL	755,900	951,923
	Bangkok Bank PCL	207,800	646,719
	Bangkok Bank PCL	218,000	676,714
	Bangkok Dusit Medical Services PCL, Class F	8,356,100	4,691,802
	Bangkok Expressway & Metro PCL	8,962,899	2,358,090
	Banpu PCL	678,450	142,579
	Banpu Power PCL	310,400	132,456

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Berli Jucker PCL	1,492,500	$1,376,735
	BTS Group Holdings PCL	3,289,100	939,215
	Bumrungrad Hospital PCL	811,000	2,367,883
	Carabao Group PCL, Class F	264,200	928,207
	Central Pattana PCL	1,555,300	1,921,202
*	Central Retail Corp. PCL	293,550	251,944
	Charoen Pokphand Foods PCL	4,641,500	3,760,259
*	CP ALL PCL	5,314,700	9,165,481
	Delta Electronics Thailand PCL	152,400	875,258
	Electricity Generating PCL	179,300	954,963
	Energy Absolute PCL	1,265,900	1,543,409
	Global Power Synergy PCL, Class F	398,000	660,833
	Home Product Center PCL	5,214,213	2,342,151
	Indorama Ventures PCL	1,424,400	1,010,002
	Intouch Holdings PCL	281,586	483,351
	Intouch Holdings PCL, Class F	625,800	1,074,205
	IRPC PCL	8,653,000	560,810
	Kasikornbank PCL	990,400	2,422,973
	Kasikornbank PCL	164,300	401,953
	Krung Thai Bank PCL	3,364,987	933,894
	Krungthai Card PCL	1,616,900	2,049,171
	Land & Houses PCL	7,526,900	1,545,589
	Land & Houses PCL	1,091,740	224,180
*	Minor International PCL	3,072,083	1,646,067
	MK Restaurants Group PCL	572,400	835,620
*	Muangthai Capital PCL	1,191,000	2,092,155
	Osotspa PCL	575,200	590,564
	PTT Exploration & Production PCL	1,758,055	4,442,026
	PTT Global Chemical PCL	1,955,572	2,509,758
	PTT PCL	8,619,500	8,573,177
	Ratch Group PCL	616,200	919,333
	Siam Cement PCL (The)	370,900	4,022,273
	Siam Cement PCL (The)	105,800	1,147,362
	Siam City Cement PCL	107,467	408,594
	Siam Commercial Bank PCL (The)	632,166	1,318,386
	Siam Global House PCL	2,637,455	1,345,489
	Srisawad Corp. PCL	1,536,072	2,439,579
	Thai Oil PCL	1,279,400	1,405,934
	Thai Union Group PCL, Class F	6,225,040	3,035,874
	Tisco Financial Group PCL	541,000	1,228,066
	TMB Bank PCL	26,912,667	699,423
	TOA Paint Thailand PCL	943,300	976,062
	Total Access Communication PCL	1,066,300	1,052,017
	Total Access Communication PCL	563,300	555,754
	True Corp. PCL	35,598,931	3,106,733
	TTW PCL	1,909,600	710,720
	VGI PCL	2,085,000	401,380
	WHA Corp. PCL	6,404,400	489,050

TOTAL THAILAND			102,358,960

TURKEY — (0.4%)
*	Akbank T.A.S.	1,694,509	961,314
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	250,784	582,658
# *	Arcelik A.S.	280,477	901,995
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	637,614	1,273,548
#	BIM Birlesik Magazalar A.S.	402,414	3,181,673
*	Coca-Cola Icecek A.S.	166,200	892,846
Ω	Enerjisa Enerji A.S.	246,453	264,981
	Enka Insaat ve Sanayi A.S.	724,135	625,404

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Eregli Demir ve Celik Fabrikalari TAS	482,167	$551,382
	Ford Otomotiv Sanayi A.S.	76,498	989,690
	KOC Holding A.S.	319,003	539,985
# *	Koza Altin Isletmeleri A.S.	67,645	597,721
*	Petkim Petrokimya Holding A.S.	1,352,394	660,558
	Tofas Turk Otomobil Fabrikasi A.S.	246,939	790,718
# *	Tupras Turkiye Petrol Rafinerileri A.S.	52,681	471,053
# *	Turk Hava Yollari AO	1,537,126	1,653,905
	Turk Telekomunikasyon A.S.	562,814	430,780
	Turkcell Iletisim Hizmetleri A.S.	1,084,914	1,878,630
# *	Turkiye Garanti Bankasi A.S.	1,991,110	1,572,003
# *	Turkiye Halk Bankasi A.S.	769,867	432,100
*	Turkiye Is Bankasi A.S., Class C	2,034,740	1,243,579
	Turkiye Sise ve Cam Fabrikalari A.S.	758,983	553,750
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,370,696	623,563
*	Ulker Biskuvi Sanayi A.S.	220,913	532,841
# *	Yapi ve Kredi Bankasi A.S.	3,249,838	834,425

TOTAL TURKEY			23,041,102

UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	644,949	1,020,984
	Abu Dhabi Islamic Bank PJSC	819,975	965,069
	Aldar Properties PJSC	1,180,033	871,360
	Dubai Financial Market PJSC	29,134	6,560
	Dubai Islamic Bank PJSC	1,633,841	1,848,813
*	Emaar Malls PJSC	326,532	130,214
*	Emaar Properties PJSC	56,951	40,812
	Emirates NBD Bank PJSC	133,339	341,763
	Emirates Telecommunications Group Co. PJSC	595,718	2,729,333
	First Abu Dhabi Bank PJSC	813,173	2,505,709
*	International Holdings Co. PJSC	23,685	245,798

TOTAL UNITED ARAB EMIRATES			10,706,415

TOTAL COMMON STOCKS			5,633,712,758

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
	Alpargatas SA	122,900	867,890
	Banco Bradesco SA	1,916,554	6,733,716
	Braskem SA, Class A	88,139	350,839
	Centrais Eletricas Brasileiras SA, Class B	150,746	814,162
	Cia de Transmissao de Energia Eletrica Paulista	122,300	501,098
	Cia Energetica de Minas Gerais	814,827	1,455,568
	Cia Paranaense de Energia	86,999	936,407
	Gerdau SA	1,127,021	4,283,817
	Itau Unibanco Holding SA	1,846,900	7,557,614
	Lojas Americanas SA	651,281	2,636,701
	Petroleo Brasileiro SA	3,525,848	11,638,226
	Telefonica Brasil SA	248,062	1,839,081

TOTAL BRAZIL			39,615,119

CHILE — (0.0%)
	Embotelladora Andina SA, Class B	430,906	898,604

COLOMBIA — (0.0%)
	Banco Davivienda SA	117,198	760,961
	Grupo Argos SA	41,546	92,316

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	3,126,389	$718,924
	Grupo de Inversiones Suramericana SA	129,106	557,407

TOTAL COLOMBIA			2,129,608

SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	1,205	34,939

TOTAL PREFERRED STOCKS			42,678,270

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	25,976	0

SOUTH KOREA — (0.0%)
*	Doosan Fuel Cell Co., Ltd. Rights 12/8/20	6,661	46,375
*	Doosan Heavy Industries & Construction Co., Ltd. Rights 12/4/20	136,973	496,130
	HLB, Inc. Rights 05/29/20	0	0

TOTAL SOUTH KOREA			542,505

THAILAND — (0.0%)
*	Srisawad Corp. P.C.L. Warrants 8/29/25	72,947	19,192

TOTAL RIGHTS/WARRANTS			561,697

TOTAL INVESTMENT SECURITIES (Cost $3,825,169,035)			5,676,952,725

			Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@ §	The DFA Short Term Investment Fund	7,504,709	86,836,989

TOTAL INVESTMENTS — (100.0%) (Cost $3,911,982,853)			$5,763,789,714

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2020, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/18/20	$35,489,791	$35,811,750	$321,959
S&P 500® Emini Index	25	12/18/20	4,365,618	4,080,875	(284,743)

Total Futures Contracts			$39,855,409	$39,892,625	$37,216

THE EMERGING MARKETS SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,725,239	—	—	$201,725,239
Chile	18,460,290	$16,342,570	—	34,802,860
China	565,124,620	1,620,839,743	—	2,185,964,363
Colombia	12,542,296	—	—	12,542,296
Czech Republic	—	4,863,295	—	4,863,295
Egypt	2,976	4,964,505	—	4,967,481
Greece	16,925	11,375,155	—	11,392,080
Hong Kong	—	18,970,528	—	18,970,528
Hungary	—	16,303,330	—	16,303,330
India	37,978,024	549,382,583	—	587,360,607
Indonesia	1,480,028	92,409,175	—	93,889,203
Malaysia	—	114,863,184	—	114,863,184
Mexico	132,302,272	—	—	132,302,272
Peru	7,481,034	—	—	7,481,034
Philippines	2,416,364	50,535,786	—	52,952,150
Poland	—	34,538,730	—	34,538,730
Qatar	—	12,874,411	—	12,874,411
Russia	11,010,692	48,457,464	—	59,468,156
Saudi Arabia	—	99,441,875	—	99,441,875
South Africa	44,310,917	196,241,984	—	240,552,901
South Korea	11,623,692	764,759,355	—	776,383,047
Taiwan	6,455,067	787,512,172	—	793,967,239
Thailand	102,358,960	—	—	102,358,960
Turkey	—	23,041,102	—	23,041,102
United Arab Emirates	—	10,706,415	—	10,706,415
Preferred Stocks
Brazil	39,615,119	—	—	39,615,119
Chile	—	898,604	—	898,604
Colombia	2,129,608	—	—	2,129,608
South Korea	—	34,939	—	34,939
Rights/Warrants
South Korea	—	542,505	—	542,505
Thailand	—	19,192	—	19,192
Securities Lending Collateral	—	86,836,989	—	86,836,989
Futures Contracts**	37,216	—	—	37,216

TOTAL	$1,197,071,339	$4,566,755,591	—	$5,763,826,930

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (96.8%)
BRAZIL — (4.1%)
	AES Tiete Energia SA	1,439,180	$3,687,022
	AES Tiete Energia SA	13,378	6,855
	Aliansce Sonae Shopping Centers SA	126,266	506,343
	Alliar Medicos A Frente SA	312,800	527,698
	Alupar Investimento SA	887,122	3,526,565
*	Anima Holding SA	351,800	1,711,193
	Arezzo Industria e Comercio SA	254,644	2,676,049
# *	Azul SA, ADR	493,371	5,846,446
	BK Brasil Operacao e Assessoria a Restaurantes SA	393,328	667,663
*	BR Malls Participacoes SA	4,225,492	6,009,117
	BR Properties SA	1,397,353	2,111,390
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	252,942	963,198
*	BRF SA	131,700	385,142
	Camil Alimentos SA	817,935	1,723,409
	Cia de Locacao das Americas	1,789,285	7,839,494
	Cia de Saneamento de Minas Gerais-COPASA	344,158	2,567,112
	Cia de Saneamento do Parana	1,615,537	6,669,990
	Cia de Saneamento do Parana	41,700	34,738
	Cia Hering	801,914	2,223,521
	Cia Siderurgica Nacional SA	2,655,451	9,505,653
	Cielo SA	998,800	586,613
	Cogna Educacao	3,824,828	2,859,647
	Construtora Tenda SA	399,678	1,870,938
*	Cosan Logistica SA	893,962	2,553,532
	CSU Cardsystem SA	211,135	480,191
	CVC Brasil Operadora e Agencia de Viagens SA	793,871	1,698,993
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	54,690	124,764
	Dimed SA Distribuidora da Medicamentos	43,158	154,116
	Direcional Engenharia SA	680,706	1,336,986
	Duratex SA	1,784,742	5,962,670
*	EcoRodovias Infraestrutura e Logistica SA	1,082,907	1,885,384
	EDP - Energias do Brasil SA	1,630,578	4,830,963
*	Embraer SA	1,203,609	1,264,870
*	Embraer SA, Sponsored ADR	602,741	2,483,293
	Enauta Participacoes SA	456,224	752,959
*	Eneva SA	730,700	6,698,354
	Even Construtora e Incorporadora SA	632,694	1,136,830
	Ez Tec Empreendimentos e Participacoes SA	548,356	3,354,387
	Fleury SA	1,089,100	5,191,207
	Fras-Le SA	242,460	255,646
*	Gafisa SA	1,029,005	683,259
*	Gafisa SA, ADR	70,312	113,905
# *	Gol Linhas Aereas Inteligentes SA, ADR	322,980	1,766,701
	Grendene SA	1,713,623	2,395,151
	Guararapes Confeccoes SA	555,575	1,318,752
*	Helbor Empreendimentos SA	471,173	734,931
	Iguatemi Empresa de Shopping Centers SA	23,200	121,257
	Industrias Romi SA	178,499	381,701
	Instituto Hermes Pardini SA	263,258	983,670
*	International Meal Co. Alimentacao SA, Class A	1,363,342	684,290
	Iochpe-Maxion SA	603,911	1,397,701
	JHSF Participacoes SA	1,493,564	1,673,702
*	JSL SA	153,336	244,517
	Kepler Weber SA	136,646	925,667
*	Light SA	1,368,815	4,601,720
	LOG Commercial Properties e Participacoes SA	188,072	1,027,552
*	Log-in Logistica Intermodal SA	296,109	659,517

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	324,311	$1,834,086
	Mahle-Metal Leve SA	223,324	694,342
	Marcopolo SA	638,300	265,868
*	Marfrig Global Foods SA	2,338,120	5,611,048
*	Marisa Lojas SA	784,679	843,763
*	Mills Estruturas e Servicos de Engenharia SA	910,820	806,380
*	Minerva SA	1,384,548	2,405,727
	Movida Participacoes SA	674,047	2,130,937
	MRV Engenharia e Participacoes SA	1,694,303	4,975,471
	Natura & Co. Holding SA	175,725	1,411,815
	Odontoprev SA	1,435,717	3,155,202
*	Omega Geracao SA	217,310	1,278,194
*	Paranapanema SA	117,502	194,747
*	Petro Rio SA	631,391	3,446,382
	Portobello SA	488,541	535,544
	Positivo Tecnologia SA	122,980	86,803
*	Profarma Distribuidora de Produtos Farmaceuticos SA	187,802	161,685
	Qualicorp Consultoria e Corretora de Seguros SA	1,170,863	6,495,102
*	Restoque Comercio e Confeccoes de Roupas SA	183,440	129,477
	Sao Carlos Empreendimentos e Participacoes SA	86,509	550,297
	Sao Martinho SA	987,173	3,621,501
Ω	Ser Educacional SA	289,680	671,450
*	SIMPAR SA	437,228	1,957,561
	SLC Agricola SA	638,189	2,843,959
	Smiles Fidelidade SA	337,300	848,254
*	Tecnisa SA	306,868	423,030
	Tegma Gestao Logistica SA	163,173	598,610
*	Terra Santa Agro SA	3,000	8,533
	TOTVS SA	359,242	1,690,419
	Transmissora Alianca de Energia Eletrica SA	1,819,323	8,925,477
	Trisul SA	309,282	567,579
*	Tupy SA	375,655	1,235,391
	Unipar Carbocloro SA	5,573	33,800
	Usinas Siderurgicas de Minas Gerais SA Usiminas	105,700	217,186
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	449,050	571,295
*	Via Varejo SA	3,476,519	10,396,930
*	Vulcabras Azaleia SA	604,709	692,397
	Wiz Solucoes e Corretagem de Seguros SA	368,944	574,832
	YDUQS Participacoes SA	1,453,402	5,805,553

TOTAL BRAZIL			203,081,561

CHILE — (0.9%)
	AES Gener SA	11,288,762	1,751,924
*	Banvida SA	48,106	12,360
	Besalco SA	2,656,617	1,154,067
	Camanchaca SA	1,471,136	102,457
	CAP SA	379,797	3,137,857
	Cementos BIO BIO SA	352,724	332,186
*	Cia Sud Americana de Vapores SA	126,853,423	3,695,090
	Cristalerias de Chile SA	130,323	638,925
	Embotelladora Andina SA, ADR, Class B	7,408	92,526
	Empresa Nacional de Telecomunicaciones SA	649,071	3,666,196
	Empresas Hites SA	1,238,776	166,913
	Empresas Lipigas SA	6,383	33,417
	Empresas Tricot SA	70,631	35,481
	Engie Energia Chile SA	3,981,445	4,197,390
*	Enjoy SA	2,562,139	17,195
	Forus SA	592,001	716,423

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Grupo Security SA	6,865,931	$1,078,365
	Hortifrut SA	118,502	116,652
	Instituto de Diagnostico SA	2,928	5,685
	Inversiones Aguas Metropolitanas SA	2,885,087	1,946,957
	Inversiones La Construccion SA	248,433	1,337,128
*	Masisa SA	16,367,077	209,536
	Multiexport Foods SA	4,336,869	1,240,168
	Parque Arauco SA	3,820,432	4,906,401
	PAZ Corp. SA	1,235,012	747,881
	Ripley Corp. SA	6,321,745	1,554,326
	Salfacorp SA	2,425,592	1,167,033
	Sigdo Koppers SA	1,180,120	1,131,844
	SMU SA	5,737,460	754,647
	Sociedad Matriz SAAM SA	36,383,427	2,361,193
	Socovesa SA	2,984,812	671,971
	SONDA SA	2,940,279	1,866,891
	Vina Concha y Toro SA	3,288,062	5,248,469

TOTAL CHILE			46,095,554

CHINA — (25.7%)
*	21Vianet Group, Inc., ADR	138,521	3,180,442
	361 Degrees International, Ltd.	6,036,000	741,115
* Ω	3SBio, Inc.	8,281,000	7,723,658
# *	500.com, Ltd., ADR, Class A	5,931	17,559
*	51job, Inc., ADR	134,562	9,432,796
	5I5J Holding Group Co., Ltd., Class A	1,162,200	632,600
	AAC Technologies Holdings, Inc.	1,838,000	9,661,225
Ω	AAG Energy Holdings, Ltd.	982,601	128,284
*	Advanced Technology & Materials Co., Ltd., Class A	146,900	141,165
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	279,103	409,736
	Agile Group Holdings, Ltd.	2,010,000	2,758,045
	Ajisen China Holdings, Ltd.	3,911,000	495,505
Ω	Ak Medical Holdings, Ltd.	458,000	1,024,815
	AKM Industrial Co., Ltd.	2,850,000	356,476
*	Alibaba Pictures Group, Ltd.	9,840,000	1,285,108
Ω	A-Living Services Co., Ltd., Class H	2,091,000	8,805,784
*	Alpha Group, Class A	141,200	135,761
*	Aluminum Corp. of China, Ltd., Class H	2,000,000	436,842
	Amoy Diagnostics Co., Ltd., Class A	33,000	415,181
	AMVIG Holdings, Ltd.	2,508,000	699,582
	An Hui Wenergy Co., Ltd., Class A	1,410,402	847,842
	Angang Steel Co., Ltd., Class H	10,314,999	3,028,706
	Anhui Construction Engineering Group Co., Ltd., Class A	684,590	401,439
	Anhui Expressway Co., Ltd., Class H	3,054,000	1,466,744
	Anhui Genuine New Materials Co., Ltd., Class A	59,100	324,654
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	71,400	202,046
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	520,729	380,883
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	322,119	408,722
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	504,600	491,453
	Anhui Jinhe Industrial Co., Ltd., Class A	212,196	903,470
	Anhui Korrun Co., Ltd., Class A	18,646	85,581
	Anhui Sun-Create Electronics Co., Ltd., Class A	50,300	292,268
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	31,100	45,735
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	115,900	162,656
	Anhui Xinhua Media Co., Ltd., Class A	138,900	106,552
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	246,849	407,705
	Animal Health Holdings, Inc.	3,671,000	44,417
# *	Anton Oilfield Services Group	12,714,000	543,475
	Aoshikang Technology Co., Ltd., Class A	38,900	362,760

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Aowei Holdings, Ltd.	1,451,000	$277,176
	APT Satellite Holdings, Ltd.	226,000	55,825
*	Art Group Holdings, Ltd.	320,000	10,742
	Asia Cement China Holdings Corp.	3,334,500	3,060,243
Ω	AsiaInfo Technologies, Ltd.	48,000	66,281
*	Asian Citrus Holdings, Ltd.	2,314,000	70,144
	Ausnutria Dairy Corp., Ltd.	3,780,000	5,401,907
	Avic Heavy Machinery Co., Ltd., Class A	181,900	390,989
# *	AVIC International Holding HK, Ltd.	25,343,722	343,622
	AviChina Industry & Technology Co., Ltd., Class H	15,708,000	8,103,387
Ω	BAIC Motor Corp., Ltd., Class H	9,201,000	3,402,815
Ω	BAIOO Family Interactive, Ltd.	2,178,000	231,391
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,419,985
	Bank of Tianjin Co., Ltd., Class A	1,256,600	739,068
	Bank of Tianjin Co., Ltd., Class H	100,000	36,157
Ω	Bank of Zhengzhou Co., Ltd., Class H	671,000	158,616
	Baosheng Science and Technology Innovation Co., Ltd., Class A	191,902	127,255
*	Baoye Group Co., Ltd., Class H	1,422,000	826,686
# *	Baozun, Inc., Sponsored ADR	283,293	10,365,691
	BBMG Corp., Class H	6,122,000	1,155,306
	Befar Group Co., Ltd., Class A	623,900	493,936
	Beibuwan Port Co., Ltd., Class A	113,281	169,422
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	107,550	261,241
	Beijing Capital Co., Ltd., Class A	1,211,860	527,895
	Beijing Capital Development Co., Ltd., Class A	289,000	266,656
	Beijing Capital International Airport Co., Ltd., Class H	11,576,000	7,073,028
	Beijing Capital Land, Ltd., Class H	11,233,750	1,932,996
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	206,500	857,548
	Beijing Dahao Technology Corp., Ltd., Class A	171,400	197,612
*	Beijing Easpring Material Technology Co., Ltd., Class A	165,900	1,261,065
*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	308,630
	Beijing Enterprises Holdings, Ltd.	1,352,000	4,073,241
*	Beijing Enterprises Medical & Health Group, Ltd.	22,158,000	334,778
#	Beijing Enterprises Water Group, Ltd.	14,416,000	5,483,826
	Beijing Forever Technology Co., Ltd., Class A	195,938	361,113
*	Beijing Gas Blue Sky Holdings, Ltd.	16,288,000	260,980
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	245,300	521,579
	Beijing Global Safety Technology Co., Ltd., Class A	80,336	445,955
	Beijing Hualian Department Store Co., Ltd., Class A	927,300	264,938
*	Beijing Jetsen Technology Co., Ltd., Class A	615,000	472,775
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,038,000	2,558,629
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	189,200	179,546
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	52,954	304,042
#	Beijing North Star Co., Ltd., Class H	5,314,000	1,065,060
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	707,100	513,400
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	360,754	653,654
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	399,600	437,768
	Beijing Shuzhi Technology Co., Ltd., Class A	262,697	275,420
	Beijing SL Pharmaceutical Co., Ltd., Class A	237,600	395,853
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	104,200	83,349
	Beijing Strong Biotechnologies, Inc., Class A	60,300	201,471
	Beijing SuperMap Software Co., Ltd., Class A	130,017	403,790
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	60,400	73,328
Ω	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,390,000	355,184
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	26,300	35,739
*	Berry Genomics Co., Ltd., Class A	17,900	133,640
	Best Pacific International Holdings, Ltd.	978,000	166,654

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	BEST, Inc.	66,028	$169,692
	Bestsun Energy Co., Ltd., Class A	439,200	336,609
	Better Life Commercial Chain Share Co., Ltd., Class A	145,149	245,018
	Biem.L.Fdlkk Garment Co., Ltd., Class A	226,080	583,845
	BII Railway Transportation Technology Holdings Co., Ltd.	2,452,000	122,214
*	Billion Industrial Holdings, Ltd.	44,000	24,608
*	Bitauto Holdings, Ltd., ADR	222,123	3,540,641
*	Bluedon Information Security Technology Co., Ltd., Class A	940,700	1,152,153
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	436,500	448,011
*	Bohai Leasing Co., Ltd., Class A	826,700	314,166
#	Bosideng International Holdings, Ltd.	13,826,000	6,073,638
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	68,250	381,388
*	Boyaa Interactive International, Ltd.	1,686,000	120,135
	Bright Real Estate Group Co., Ltd., Class A	962,280	377,022
	Brilliance China Automotive Holdings, Ltd.	8,928,000	7,706,752
	B-Soft Co., Ltd., Class A	249,778	487,691
	BTG Hotels Group Co., Ltd., Class A	152,156	394,263
	BYD Electronic International Co., Ltd.	221,500	954,564
	C C Land Holdings, Ltd.	14,305,015	3,398,226
	C&D International Investment Group, Ltd.	350,000	569,647
*	CA Cultural Technology Group, Ltd.	3,264,000	1,407,285
	Cabbeen Fashion, Ltd.	1,375,000	518,880
	Camel Group Co., Ltd., Class A	154,235	190,680
	Canny Elevator Co., Ltd., Class A	162,500	258,170
	Canvest Environmental Protection Group Co., Ltd.	4,515,000	1,919,839
*	Capital Environment Holdings, Ltd.	23,030,000	351,743
# *	CAR, Inc.	5,333,000	1,708,038
	Carrianna Group Holdings Co., Ltd.	891,257	56,321
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	65,214
	CECEP Solar Energy Co., Ltd., Class A	1,381,100	931,520
	CECEP Wind-Power Corp., Class A	2,167,600	878,698
	Central China Real Estate, Ltd.	6,127,626	3,297,044
#	Central China Securities Co., Ltd., Class H	5,620,000	988,989
*	Century Sunshine Group Holdings, Ltd.	6,070,000	34,448
*	CGN New Energy Holdings Co., Ltd.	9,458,000	1,247,824
	CGN Nuclear Technology Development Co., Ltd., Class A	141,400	186,410
	Changchun Faway Automobile Components Co., Ltd., Class A	232,830	410,062
*	Changshouhua Food Co., Ltd.	1,627,000	850,554
	Changzhou Qianhong Biopharma Co., Ltd., Class A	299,700	194,706
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	165,756	425,028
	Chaowei Power Holdings, Ltd.	3,803,000	1,308,943
	Cheetah Mobile, Inc., ADR	220,920	421,957
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	69,800	141,767
	Chengdu Hongqi Chain Co., Ltd., Class A	213,900	248,263
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	138,234	342,393
	Chengdu Xingrong Environment Co., Ltd., Class A	983,399	731,691
	China Aerospace International Holdings, Ltd.	13,366,500	673,768
	China Aerospace Times Electronics Co., Ltd., Class A	91,300	90,332
	China Aircraft Leasing Group Holdings, Ltd.	1,943,500	1,570,149
	China Aoyuan Group, Ltd.	8,203,000	7,714,213
	China Baoan Group Co., Ltd., Class A	345,010	391,306
	China Bester Group Telecom Co., Ltd., Class A	102,700	213,241
	China Beststudy Education Group	312,000	116,681
	China BlueChemical, Ltd., Class H	13,754,000	1,956,306
	China Building Material Test & Certification Group Co., Ltd., Class A	83,747	240,461
	China CAMC Engineering Co., Ltd., Class A	332,197	344,351
*	China Chengtong Development Group, Ltd.	2,628,000	63,063
	China Cinda Asset Management Co., Ltd., Class H	2,545,000	477,432
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	2,065,946

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp., Ltd., Class H	15,760,000	$9,182,659
	China CYTS Tours Holding Co., Ltd., Class A	255,300	376,133
	China Datang Corp. Renewable Power Co., Ltd., Class H	15,103,000	2,207,210
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	42,377
Ω	China Development Bank Financial Leasing Co., Ltd., Class H	110,000	16,361
# *	China Dili Group	12,965,699	2,982,323
	China Distance Education Holdings, Ltd., ADR	86,803	748,242
	China Dongxiang Group Co., Ltd.	23,467,985	2,908,105
	China Education Group Holdings, Ltd.	365,000	608,464
#	China Electronics Huada Technology Co., Ltd.	5,342,000	477,118
#	China Electronics Optics Valley Union Holding Co., Ltd.	14,920,000	838,557
	China Energy Engineering Corp., Ltd., Class H	906,000	85,486
	China Everbright Environment Group, Ltd.	15,976,000	8,060,128
# Ω	China Everbright Greentech, Ltd.	3,230,000	1,282,784
	China Everbright, Ltd.	6,592,000	8,721,824
	China Express Airlines Co., Ltd., Class A	453,838	788,911
*	China Financial Services Holdings, Ltd.	5,092,000	64,881
	China Foods, Ltd.	6,422,000	2,199,047
*	China Glass Holdings, Ltd.	3,642,000	181,088
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,312,000	4,323,854
*	China Greenland Broad Greenstate Group Co., Ltd.	4,572,000	256,419
	China Hanking Holdings, Ltd.	3,528,000	724,823
#	China Harmony Auto Holding, Ltd.	5,789,000	2,275,815
*	China High Precision Automation Group, Ltd.	1,289,000	38,034
	China High Speed Railway Technology Co., Ltd., Class A	741,500	298,421
	China High Speed Transmission Equipment Group Co., Ltd.	2,578,000	1,912,661
	China Hongqiao Group, Ltd.	3,530,500	2,554,461
Ω	China Huarong Asset Management Co., Ltd., Class H	28,035,000	2,937,381
# *	China Huiyuan Juice Group, Ltd.	4,034,500	182,457
*	China Index Holdings, Ltd., ADR	117,657	157,661
	China International Marine Containers Group Co., Ltd., Class H	3,316,820	4,507,746
	China Jinmao Holdings Group, Ltd.	4,514,000	2,287,028
	China Kepei Education Group, Ltd.	828,000	571,145
	China Kings Resources Group Co., Ltd., Class A	77,200	268,380
	China Lesso Group Holdings, Ltd.	7,027,000	11,392,353
	China Lilang, Ltd.	3,085,000	1,954,412
# * Ω	China Literature, Ltd.	476,000	3,910,545
# * Ω	China Logistics Property Holdings Co., Ltd.	3,646,000	1,906,004
# *	China Longevity Group Co., Ltd.	1,076,350	35,682
	China Longyuan Power Group Corp., Ltd., Class H	13,255,000	9,085,111
# *	China Lumena New Materials Corp.	363,249	0
	China Machinery Engineering Corp., Class H	6,030,000	1,161,277
#	China Maple Leaf Educational Systems, Ltd.	10,746,000	2,919,587
*	China Medical & HealthCare Group, Ltd.	930,000	16,881
	China Medical System Holdings, Ltd.	8,971,500	9,434,232
	China Meheco Co., Ltd., Class A	181,754	409,082
	China Meidong Auto Holdings, Ltd.	2,816,000	11,531,433
	China Merchants Land, Ltd.	9,398,000	1,363,285
	China Merchants Port Holdings Co., Ltd.	3,360,000	3,571,596
*	China Metal Recycling Holdings, Ltd.	2,401,686	0
# *	China Modern Dairy Holdings, Ltd.	8,264,000	1,101,909
	China National Accord Medicines Corp., Ltd., Class A	63,506	472,281
	China New Town Development Co., Ltd.	8,175,648	129,493
*	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd., Class A	401,000	258,545
*	China Oceanwide Holdings, Ltd.	4,994,000	100,578
# *	China Oil & Gas Group, Ltd.	25,798,000	1,035,138
	China Oilfield Services, Ltd., Class H	4,584,000	2,768,191
	China Oriental Group Co., Ltd.	8,484,000	1,920,375

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Overseas Grand Oceans Group, Ltd.	11,537,749	$6,735,136
	China Overseas Property Holdings, Ltd.	9,030,000	6,558,114
	China Pioneer Pharma Holdings, Ltd.	2,803,000	355,082
	China Power International Development, Ltd.	31,335,333	6,033,716
*	China Properties Group, Ltd.	2,045,000	118,812
	China Publishing & Media Co., Ltd., Class A	181,600	137,588
	China Railway Tielong Container Logistics Co., Ltd., Class A	189,400	141,404
*	China Rare Earth Holdings, Ltd.	7,152,799	337,286
#	China Reinsurance Group Corp., Class H	12,293,000	1,176,574
Ω	China Renaissance Holdings, Ltd.	144,100	297,683
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	329,774	621,192
	China Resources Medical Holdings Co., Ltd.	5,558,000	3,308,780
# Ω	China Resources Pharmaceutical Group, Ltd.	4,723,500	2,361,412
	China Resources Power Holdings Co., Ltd.	1,848,000	1,923,435
*	China Ruifeng Renewable Energy Holdings, Ltd.	224,000	7,353
	China Sanjiang Fine Chemicals Co., Ltd.	5,073,000	1,396,058
	China SCE Group Holdings, Ltd.	12,069,200	5,187,312
	China Science Publishing & Media, Ltd., Class A	175,900	281,527
# *	China Shanshui Cement Group, Ltd.	30,000	7,292
# * Ω	China Shengmu Organic Milk, Ltd.	11,882,000	798,645
	China Shineway Pharmaceutical Group, Ltd.	2,229,200	1,403,089
*	China Silver Group, Ltd.	5,550,000	526,227
	China South City Holdings, Ltd.	27,864,000	2,811,642
	China Starch Holdings, Ltd.	7,505,000	122,265
*	China State Construction Development Holdings, Ltd.	116,000	8,236
	China State Construction International Holdings, Ltd.	6,830,000	4,738,078
*	China Sunshine Paper Holdings Co., Ltd.	1,794,000	308,663
	China Suntien Green Energy Corp., Ltd., Class H	10,724,000	2,500,780
	China Taiping Insurance Holdings Co., Ltd.	5,606,600	8,466,786
#	China Tian Lun Gas Holdings, Ltd.	2,018,000	1,700,506
# *	China Tianrui Group Cement Co., Ltd.	256,000	243,115
*	China Tianying, Inc., Class A	657,100	430,633
	China Traditional Chinese Medicine Holdings Co., Ltd.	16,070,000	6,421,555
# *	China Travel International Investment Hong Kong, Ltd.	16,467,900	2,107,466
*	China Tungsten And Hightech Materials Co., Ltd., Class A	37,000	34,642
Ω	China Vast Industrial Urban Development Co., Ltd.	2,122,000	848,799
# *	China Vered Financial Holding Corp., Ltd.	4,620,000	52,055
#	China Water Affairs Group, Ltd.	5,866,000	4,208,100
	China West Construction Group Co., Ltd., Class A	135,400	184,777
*	China Wood Optimization Holding, Ltd.	2,076,000	401,913
	China World Trade Center Co., Ltd., Class A	169,977	312,985
	China XLX Fertiliser, Ltd.	2,158,000	627,516
	China Yongda Automobiles Services Holdings, Ltd.	1,952,500	2,782,013
Ω	China Yuhua Education Corp., Ltd.	7,634,000	6,038,781
*	China Yurun Food Group, Ltd.	1,019,000	92,278
# *	China ZhengTong Auto Services Holdings, Ltd.	6,982,000	972,662
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	387,600	193,707
*	China Zhongwang Holdings, Ltd.	12,656,000	2,583,959
#	Chinasoft International, Ltd.	13,960,000	10,134,099
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	240,900	416,871
	Chongqing Department Store Co., Ltd., Class A	145,400	783,155
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	131,600	349,765
	Chongqing Machinery & Electric Co., Ltd., Class H	4,630,000	251,469
	Chongqing Rural Commercial Bank Co., Ltd., Class H	930,000	371,355
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	392,137	464,791
	Chow Tai Seng Jewellery Co., Ltd., Class A	31,400	115,619
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	167,687
	CIFI Holdings Group Co., Ltd.	2,426,000	1,680,686
	CIMC Enric Holdings, Ltd.	4,292,000	2,021,007

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	CIMC-TianDa Holdings Co., Ltd.	10,355,000	$322,651
	Cinda Real Estate Co., Ltd., Class A	443,200	276,022
	Cisen Pharmaceutical Co., Ltd., Class A	154,600	336,791
*	CITIC Dameng Holdings, Ltd.	996,000	52,032
*	CITIC Guoan Information Industry Co., Ltd., Class A	962,000	370,217
*	CITIC Resources Holdings, Ltd.	18,350,600	724,416
# *	Citychamp Watch & Jewellery Group, Ltd.	10,022,000	2,017,788
*	CMST Development Co., Ltd., Class A	585,300	390,518
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	324,100	269,713
	COFCO Biotechnology Co., Ltd., Class A	323,600	396,074
#	COFCO Joycome Foods, Ltd.	3,458,000	1,127,610
* Ω	Cogobuy Group	2,950,000	629,107
#	Colour Life Services Group Co., Ltd.	2,548,604	1,234,592
#	Comba Telecom Systems Holdings, Ltd.	6,332,001	2,031,029
	Concord New Energy Group, Ltd.	40,564,964	2,147,659
	Consun Pharmaceutical Group, Ltd.	3,029,000	1,195,480
*	Coolpad Group, Ltd.	2,740,000	59,409
	COSCO SHIPPING Development Co., Ltd., Class H	18,976,000	2,110,484
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,626,000	3,402,656
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,087,000	1,230,448
	COSCO SHIPPING Ports, Ltd.	12,807,565	7,501,161
* Ω	Cosmo Lady China Holdings Co., Ltd.	3,328,000	459,203
	CP Pokphand Co., Ltd.	42,204,594	3,600,633
	CPMC Holdings, Ltd.	3,507,000	1,546,493
	CQ Pharmaceutical Holding Co., Ltd., Class A	375,000	300,615
	CRCC High-Tech Equipment Corp., Ltd., Class H	960,500	91,874
	CSG Holding Co., Ltd., Class A	333,580	297,617
# *	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	722,000	707,553
	CSSC Science & Technology Co., Ltd., Class A	158,600	276,629
# *	CT Environmental Group, Ltd.	18,320,000	150,766
	CTS International Logistics Corp., Ltd., Class A	195,520	205,622
# *	CWT International, Ltd.	24,080,000	310,609
*	Cybernaut International Holdings Co., Ltd.	3,760,000	67,900
	D&O Home Collection Co., Ltd., Class A	45,800	159,099
# *	Da Ming International Holdings, Ltd.	880,000	218,925
	DaFa Properties Group, Ltd.	301,000	269,318
	Dalian Bio-Chem Co., Ltd., Class A	60,476	162,947
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	272,300	141,710
*	Dalian My Gym Education Technology Co., Ltd., Class A	265,797	276,703
	Dalian Port PDA Co., Ltd., Class H	238,000	20,926
	Dare Power Dekor Home Co., Ltd., Class A	112,600	269,519
	Dashang Co., Ltd., Class A	103,508	350,069
	Datang International Power Generation Co., Ltd., Class H	6,732,000	851,897
*	Datong Coal Industry Co., Ltd., Class A	722,972	507,336
	Dawnrays Pharmaceutical Holdings, Ltd.	5,979,886	681,101
	Dazhong Transportation Group Co., Ltd., Class A	631,520	332,350
	Dazzle Fashion Co., Ltd., Class A	106,528	344,443
# *	DBA Telecommunication Asia Holdings, Ltd.	876,000	43,006
	DBG Technology Co., Ltd., Class A	146,267	310,333
	Deppon Logistics Co., Ltd., Class A	48,487	103,445
#	Dexin China Holdings Co., Ltd.	402,000	158,756
# *	Differ Group Holding Co., Ltd.	12,814,000	1,191,020
	Digital China Group Co., Ltd., Class A	216,700	830,742
	Digital China Holdings, Ltd.	4,748,500	3,495,945
	Digital China Information Service Co., Ltd., Class A	166,625	434,166
	Do-Fluoride Chemicals Co., Ltd., Class A	62,000	136,838
	Dongfang Electric Corp., Ltd., Class H	2,441,600	1,703,321
	Dongfang Electronics Co., Ltd., Class A	107,300	76,900
	Dongfeng Motor Group Co., Ltd., Class H	4,734,000	3,334,750

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Dongjiang Environmental Co., Ltd., Class H	1,254,575	$888,917
	Dongyue Group, Ltd.	8,492,000	3,240,111
*	Doushen Beijing Education & Technology, Inc., Class A	225,041	473,859
*	DouYu International Holdings, Ltd., ADR	108,221	1,655,781
	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,609,000	1,170,845
*	Easysight Supply Chain Management Co., Ltd., Class A	358,700	509,204
*	E-Commodities Holdings, Ltd.	2,748,000	78,907
	EEKA Fashion Holdings, Ltd.	247,000	519,085
	E-House China Enterprise Holdings, Ltd.	164,700	168,591
	Electric Connector Technology Co., Ltd., Class A	90,900	503,848
	Elion Clean Energy Co., Ltd., Class A	826,663	390,756
	Embry Holdings, Ltd.	31,000	4,011
	ENN Ecological Holdings Co., Ltd., Class A	39,500	75,851
#	Essex Bio-technology, Ltd.	1,256,000	719,610
*	Estun Automation Co., Ltd., Class A	16,500	54,726
	Eternal Asia Supply Chain Management, Ltd., Class A	361,000	263,136
	EVA Precision Industrial Holdings, Ltd.	5,080,435	315,298
	Ever Sunshine Lifestyle Services Group, Ltd.	1,642,000	2,839,275
	Everbright Jiabao Co., Ltd., Class A	647,600	348,324
*	EverChina International Holdings Co., Ltd.	13,020,000	305,858
*	Fang Holdings, Ltd., ADR	16,680	165,794
*	Fangda Special Steel Technology Co., Ltd., Class A	97,600	89,227
#	Fanhua, Inc., ADR	236,949	3,551,866
#	Fantasia Holdings Group Co., Ltd.	10,869,000	2,055,728
	Far East Horizon, Ltd.	13,190,000	13,009,803
#	FinVolution Group	9,400	19,082
*	First Tractor Co., Ltd., Class H	1,705,176	654,609
#	Flat Glass Group Co., Ltd., Class H	1,648,000	4,923,464
*	Focused Photonics Hangzhou, Inc., Class A	87,400	176,889
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	30,172	45,115
	Fu Shou Yuan International Group, Ltd.	5,891,000	6,068,112
	Fufeng Group, Ltd.	10,742,600	3,403,270
	Fujian Longking Co., Ltd., Class A	172,500	260,371
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	133,700	411,466
	Fujian Star-net Communication Co., Ltd., Class A	134,073	480,819
# *	Fullshare Holdings, Ltd.	41,672,500	844,889
# *	Futu Holdings, Ltd., ADR	5,426	161,315
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	797,700	318,346
	Gansu Qilianshan Cement Group Co., Ltd., Class A	132,033	285,964
	GCI Science & Technology Co., Ltd., Class A	0	0
# *	GCL New Energy Holdings, Ltd.	18,764,000	276,843
*	GCL System Integration Technology Co., Ltd., Class A	957,000	493,993
# *	GCL-Poly Energy Holdings, Ltd.	85,202,000	3,912,654
	Gemdale Properties & Investment Corp., Ltd.	33,704,000	5,234,634
*	Gem-Year Industrial Co., Ltd., Class A	126,000	96,764
Ω	Genertec Universal Medical Group Co., Ltd.	7,595,000	5,289,321
	Genimous Technology Co., Ltd., Class A	330,115	289,642
*	Genscript Biotech Corp.	2,946,000	4,101,945
	Getein Biotech, Inc., Class A	24,531	141,337
*	Global Top E-Commerce Co., Ltd., Class A	517,700	440,278
*	Glorious Property Holdings, Ltd.	17,320,501	537,906
	Goldcard Smart Group Co., Ltd.	147,600	336,797
	Golden Eagle Retail Group, Ltd.	2,991,000	2,741,159
Ω	Golden Throat Holdings Group Co., Ltd.	991,500	183,499
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	39,151
	GoldenHome Living Co., Ltd., Class A	53,180	448,206
	Goldlion Holdings, Ltd.	1,752,962	364,863
	Goldpac Group, Ltd.	1,860,000	341,365
# *	GOME Retail Holdings, Ltd.	34,090,000	3,787,189

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Gosuncn Technology Group Co., Ltd., Class A	352,291	$254,931
*	Grand Baoxin Auto Group, Ltd.	4,791,492	595,857
	Greattown Holdings, Ltd., Class A	455,000	357,740
	Greatview Aseptic Packaging Co., Ltd.	5,716,000	2,449,131
	Greenland Hong Kong Holdings, Ltd.	6,336,000	2,059,774
	Greentown China Holdings, Ltd.	5,068,148	8,236,836
	Greentown Service Group Co., Ltd.	7,644,000	8,391,637
	Guangdong Baolihua New Energy Stock Co., Ltd., Class A	285,600	323,288
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	149,700	104,421
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	149,300	181,033
*	Guangdong HEC Technology Holding Co., Ltd., Class A	517,900	440,995
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	277,738
*	Guangdong Land Holdings, Ltd.	3,314,800	496,524
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	237,700	260,957
*	Guangdong Shirongzhaoye Co., Ltd., Class A	333,100	323,990
	Guangdong Tapai Group Co., Ltd., Class A	200,700	394,514
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	166,200	308,316
	Guangshen Railway Co., Ltd., Class H	7,308,000	1,217,882
	Guangxi Liugong Machinery Co., Ltd., Class A	596,220	627,808
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	119,980	420,521
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,910,900	907,566
	Guangzhou R&F Properties Co., Ltd., Class H	5,424,800	6,898,603
	Guangzhou Restaurant Group Co., Ltd., Class A	15,300	84,673
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	43,351	404,117
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	326,400	424,026
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	301,400	296,133
	Guizhou Gas Group Corp., Ltd., Class A	381,000	630,813
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	649,500	582,650
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	274,100	262,434
*	Guolian Securities Co., Ltd., Class H	1,395,500	615,977
	Guomai Technologies, Inc., Class A	132,100	159,560
	Guorui Properties, Ltd.	6,116,000	672,184
* Ω	Haichang Ocean Park Holdings, Ltd.	6,622,000	342,365
*	Hailiang Education Group, Inc., ADR	32,167	2,100,505
*	Hainan Meilan International Airport Co., Ltd., Class H	769,000	3,286,548
	Hainan Poly Pharm Co., Ltd., Class A	71,800	453,900
*	Hainan Ruize New Building Material Co., Ltd., Class A	215,100	189,063
	Hainan Strait Shipping Co., Ltd., Class A	564,265	755,698
	Haitian International Holdings, Ltd.	4,178,000	10,355,412
*	Hand Enterprise Solutions Co., Ltd., Class A	189,200	267,464
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	15,100	58,819
	Hangcha Group Co., Ltd., Class A	176,488	501,050
	Hangjin Technology Co., Ltd., Class A	262,000	760,728
	Hangxiao Steel Structure Co., Ltd., Class A	438,608	273,153
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	844,386	611,765
	Hangzhou Century Co., Ltd., Class A	207,700	316,392
Ω	Harbin Bank Co., Ltd., Class H	1,742,000	209,430
	Harbin Boshi Automation Co., Ltd., Class A	549,450	999,192
*	Harbin Electric Co., Ltd., Class H	5,147,413	1,444,202
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	271,600	121,402
*	Harbin Pharmaceutical Group Co., Ltd., Class A	854,900	419,669
# * Ω	Harmonicare Medical Holdings, Ltd.	2,321,000	610,750
	HBIS Resources Co., Ltd., Class A	17,800	33,763
# *	HC Group, Inc.	3,095,000	399,375
	Health and Happiness H&H International Holdings, Ltd.	1,457,000	5,803,369
	Hebei Chengde Lolo Co., Class A	89,670	92,026
#	Hebei Construction Group Corp., Ltd., Class H	105,000	350,304
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	163,200	310,319
	Henan Lingrui Pharmaceutical Co., Class A	319,400	447,465

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Pinggao Electric Co., Ltd., Class A	342,000	$340,793
*	Henan Senyuan Electric Co., Ltd., Class A	65,900	48,943
	Henan Shenhuo Coal & Power Co., Ltd., Class A	767,800	585,179
	Henan Zhongyuan Expressway Co., Ltd., Class A	907,923	461,356
	Henderson Investment, Ltd.	2,432,000	95,780
# *	Hengdeli Holdings, Ltd.	14,517,399	536,332
	Hexing Electrical Co., Ltd., Class A	168,690	363,019
*	Hi Sun Technology China, Ltd.	12,936,000	1,409,476
*	Hilong Holding, Ltd.	1,863,000	38,567
	Hisense Home Appliances Group Co., Ltd., Class H	2,448,000	3,520,256
	HKC Holdings, Ltd.	1,123,783	576,556
	Holitech Technology Co., Ltd., Class A	776,200	514,859
	Hongda Xingye Co., Ltd., Class A	272,700	146,901
*	Honghua Group, Ltd.	18,170,000	458,304
Ω	Honworld Group, Ltd.	1,382,500	425,457
Ω	Hope Education Group Co., Ltd.	3,488,000	822,289
	Hopson Development Holdings, Ltd.	4,368,000	11,174,533
*	Hua Han Health Industry Holdings, Ltd.	25,663,698	329,051
# * Ω	Hua Hong Semiconductor, Ltd.	2,940,000	10,831,253
	Huadian Power International Corp., Ltd., Class H	8,694,000	2,157,184
	Huafon Microfibre Shanghai Technology Co., Ltd.	432,200	450,921
	Huafu Fashion Co., Ltd., Class A	522,852	535,137
*	Huanxi Media Group, Ltd.	2,050,000	360,027
	Huapont Life Sciences Co., Ltd., Class A	498,900	388,265
*	Huawen Media Group, Class A	613,800	260,855
	Huaxi Holdings Co., Ltd.	444,000	127,778
	Huazhong In-Vehicle Holdings Co., Ltd.	3,736,000	294,452
	Hubei Dinglong Co., Ltd., Class A	410,000	907,160
*	Hubei Kaile Science & Technology Co., Ltd., Class A	205,500	380,557
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	416,678	701,010
	Huishang Bank Corp., Ltd., Class H	34,000	11,197
	Hunan Aihua Group Co., Ltd., Class A	132,887	501,682
	Hunan Gold Corp., Ltd., Class A	244,800	305,868
	Hunan New Wellful Co., Ltd., Class A	263,400	313,940
# *	HUYA, Inc., ADR	115,040	2,576,896
*	Hytera Communications Corp., Ltd., Class A	439,400	468,404
*	HyUnion Holding Co., Ltd., Class A	190,700	188,190
* Ω	iDreamSky Technology Holdings, Ltd.	175,200	90,308
	IKD Co., Ltd., Class A	82,800	167,981
Ω	IMAX China Holding, Inc.	892,500	1,450,653
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	271,456	346,173
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	1,912,700	735,533
	Inner Mongolia Yitai Coal Co., Ltd., Class H	554,000	429,508
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	814,100	253,320
*	Innuovo Technology Co., Ltd., Class A	364,600	298,120
# *	Inspur International, Ltd.	1,576,000	372,639
	Inspur Software Co., Ltd., Class A	10,900	26,491
	IReader Technology Co., Ltd., Class A	114,200	438,396
*	IRICO Group New Energy Co., Ltd., Class H	1,518,000	211,703
	Jack Sewing Machine Co., Ltd., Class A	199,000	843,458
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	162,510	212,250
	Jiangling Motors Corp., Ltd., Class A	152,600	455,146
	Jiangnan Group, Ltd.	15,938,000	823,562
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	1,543,008	551,346
	Jiangsu Expressway Co., Ltd., Class H	766,000	766,673
	Jiangsu Guotai International Group Co., Ltd., Class A	612,495	567,702
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,285,920	772,230
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	192,140	362,226
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	205,607	240,387

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Linyang Energy Co., Ltd., Class A	710,100	$835,417
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	160,800	377,675
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	923,309	799,352
	Jiangxi Bank Co., Ltd., Class H	25,500	10,854
	Jiangxi Copper Co., Ltd., Class H	1,283,000	1,532,143
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	76,200	238,095
	Jiangzhong Pharmaceutical Co., Ltd., Class A	196,640	339,828
	Jiayuan International Group, Ltd.	4,870,834	2,080,470
*	Jilin Electric Power Co., Ltd., Class A	1,310,500	759,448
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	115,761	38,077
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	436,800	230,259
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	1,183,405
	Jingrui Holdings, Ltd.	2,160,000	590,306
	Jingwei Textile Machinery Co., Ltd., Class A	284,500	374,849
# *	JinkoSolar Holding Co., Ltd., ADR	245,329	14,302,681
	Jinneng Science&Technology Co., Ltd., Class A	176,300	325,934
	Jinyuan EP Co., Ltd., Class A	145,600	173,730
	Jiuzhitang Co., Ltd., Class A	287,600	357,433
	Jizhong Energy Resources Co., Ltd., Class A	1,082,100	573,299
	JL Mag Rare-Earth Co., Ltd., Class A	223,471	1,292,522
	JNBY Design, Ltd.	1,149,500	1,251,921
	Jointo Energy Investment Co., Ltd. Hebei, Class A	1,114,796	916,747
	Joy City Property, Ltd.	19,994,000	1,230,024
	JOYY, Inc., ADR	129,276	11,813,241
	JSTI Group, Class A	213,888	232,493
	Ju Teng International Holdings, Ltd.	5,250,000	1,591,397
*	Kai Yuan Holdings, Ltd.	11,360,000	58,459
	Kaisa Group Holdings, Ltd.	15,972,000	7,449,359
#	Kaisa Prosperity Holdings, Ltd.	174,250	483,511
* Ω	Kangda International Environmental Co., Ltd.	4,346,000	376,846
# *	Kasen International Holdings, Ltd.	3,916,000	361,066
*	Keda Industrial Group Co., Ltd., Class A	71,400	44,461
	Kinetic Mines and Energy, Ltd.	468,000	21,164
	Kingboard Holdings, Ltd.	4,656,921	15,773,212
	Kingboard Laminates Holdings, Ltd.	7,133,000	11,400,647
	Kingdee International Software Group Co., Ltd.	1,998,200	5,275,758
	Kingsoft Corp., Ltd.	1,248,000	6,713,290
	Konfoong Materials International Co., Ltd., Class A	65,258	581,689
	Konka Group Co., Ltd., Class A	570,684	497,871
	KPC Pharmaceuticals, Inc., Class A	259,500	359,700
	Kunlun Energy Co., Ltd.	8,986,000	5,817,567
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	78,245	274,144
	KWG Group Holdings, Ltd.	7,630,450	10,118,660
*	KWG Living Group Holdings, Ltd.	3,815,225	2,992,140
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	80,500	73,034
	Lee & Man Chemical Co., Ltd.	1,098,785	413,784
	Lee & Man Paper Manufacturing, Ltd.	8,728,000	6,614,539
	Lee’s Pharmaceutical Holdings, Ltd.	1,709,000	961,126
Ω	Legend Holdings Corp., Class H	1,679,100	2,259,198
# *	LexinFintech Holdings, Ltd., ADR	368,542	3,036,786
	LianChuang Electronic Technology Co., Ltd., Class A	315,648	476,192
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	503,180	929,701
*	Lier Chemical Co., Ltd., Class A	168,700	501,930
*	Lifestyle China Group, Ltd.	2,138,000	282,017
*	Lifetech Scientific Corp.	17,288,000	4,406,004
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	408,100	240,818
	Lingyuan Iron & Steel Co., Ltd., Class A	490,702	156,319
*	Link Motion, Inc., Sponsored ADR	690,534	0
	Liuzhou Iron & Steel Co., Ltd., Class A	462,000	319,874

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Livzon Pharmaceutical Group, Inc., Class H	789,903	$3,500,828
	Loncin Motor Co., Ltd., Class A	724,300	411,699
	Long Yuan Construction Group Co., Ltd., Class A	398,400	471,445
	Lonking Holdings, Ltd.	13,654,000	3,636,247
	Luolai Lifestyle Technology Co., Ltd., Class A	85,840	165,105
*	Luoyang Glass Co., Ltd., Class H	154,000	68,787
	Luxi Chemical Group Co., Ltd., Class A	317,700	477,879
# Ω	Luye Pharma Group, Ltd.	7,907,000	4,588,605
	LVGEM China Real Estate Investment Co., Ltd.	1,788,000	572,329
	Maanshan Iron & Steel Co., Ltd., Class H	3,692,048	853,266
*	Macrolink Culturaltainment Development Co., Ltd., Class A	682,438	311,549
* Ω	Maoyan Entertainment	304,800	429,741
	Maoye International Holdings, Ltd.	6,107,000	248,223
*	Markor International Home Furnishings Co., Ltd., Class A	163,890	124,031
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	33,600	106,968
* Ω	Meitu, Inc.	1,347,000	237,234
	Metallurgical Corp. of China, Ltd., Class H	98,000	15,837
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	18,100	296,437
	Min Xin Holdings, Ltd.	922,000	445,468
*	Mingfa Group International Co., Ltd.	7,108,000	51,620
	Minmetals Land, Ltd.	9,822,000	1,119,187
# Ω	Minsheng Education Group Co., Ltd.	132,000	16,703
	Minth Group, Ltd.	4,765,000	19,717,546
	Misho Ecology & Landscape Co., Ltd., Class A	137,400	156,546
# *	MMG, Ltd.	16,826,999	3,990,785
	MOBI Development Co., Ltd.	1,753,000	138,460
	Modern Land China Co., Ltd.	5,894,800	762,407
	Momo, Inc., Sponsored ADR	511,186	7,667,790
*	Montnets Rongxin Technology Group Co., Ltd., Class A	189,142	439,420
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,065,200	587,226
	MYS Group Co., Ltd., Class A	215,887	142,067
*	Nan Hai Corp., Ltd.	24,100,000	146,226
	Nanjing Hanrui Cobalt Co., Ltd., Class A	53,237	507,249
	Nanjing Iron & Steel Co., Ltd., Class A	697,600	310,901
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	13,455
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	185,000	284,916
	Natural Food International Holding, Ltd.	314,000	27,607
*	Nature Home Holding Co., Ltd.	1,787,000	225,803
	NetDragon Websoft Holdings, Ltd.	1,295,000	2,785,935
* Ω	New Century Healthcare Holding Co., Ltd.	35,000	4,982
*	New World Department Store China, Ltd.	2,684,462	404,554
	Newland Digital Technology Co., Ltd., Class A	223,300	528,474
	Nexteer Automotive Group, Ltd.	6,041,000	5,044,852
	Nine Dragons Paper Holdings, Ltd.	10,794,000	14,397,393
	Ningbo Huaxiang Electronic Co., Ltd., Class A	86,038	210,154
	Ningbo Orient Wires & Cables Co., Ltd., Class A	282,200	923,389
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,700	316,809
	Ningbo Yunsheng Co., Ltd., Class A	340,100	315,129
	Ningxia Jiaze New Energy Co., Ltd., Class A	574,100	263,253
*	Niu Technologies, Sponsored ADR	75,728	1,989,375
# *	Noah Holdings, Ltd., Sponsored ADR	189,282	4,983,795
	Norinco International Cooperation, Ltd., Class A	269,374	292,239
	North Huajin Chemical Industries Co., Ltd., Class A	342,500	255,025
*	Northeast Pharmaceutical Group Co., Ltd., Class A	218,903	176,552
	NSFOCUS Technologies Group Co., Ltd., Class A	167,948	464,146
#	NVC Lighting Holdings, Ltd.	1,770,000	36,665
# *	OneSmart International Education Group, Ltd., ADR	75,190	312,039
	ORG Technology Co., Ltd., Class A	360,720	303,656
*	Orient Group, Inc., Class A	124,700	65,832

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Overseas Chinese Town Asia Holdings, Ltd.	1,376,183	$281,048
#	Pacific Online, Ltd.	2,479,365	340,251
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,744,000	817,167
*	Parkson Retail Group, Ltd.	5,150,500	149,102
	PAX Global Technology, Ltd.	5,408,000	3,142,844
	PCI-Suntek Technology Co., Ltd., Class A	602,240	807,330
	PharmaBlock Sciences Nanjing, Inc., Class A	21,600	438,629
# *	Phoenix Media Investment Holdings, Ltd.	8,174,000	327,042
	Phoenix New Media, Ltd., ADR	154,014	206,379
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	712,948	555,961
	Poly Property Group Co., Ltd.	14,804,000	4,275,556
*	Pou Sheng International Holdings, Ltd.	14,951,806	3,426,800
	Powerlong Real Estate Holdings, Ltd.	9,045,000	6,089,809
# *	PW Medtech Group, Ltd.	4,409,000	1,126,836
#	Q Technology Group Co., Ltd.	2,725,000	3,011,552
	Qingdao East Steel Tower Stock Co., Ltd., Class A	127,400	147,616
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	65,022	182,483
	Qingdao Gon Technology Co., Ltd., Class A	87,300	404,618
	Qingdao Hanhe Cable Co., Ltd., Class A	368,600	227,495
Ω	Qingdao Port International Co., Ltd., Class H	1,069,000	607,455
	Qingdao TGOOD Electric Co., Ltd., Class A	187,200	608,296
	Qingdao Topscomm Communication, Inc., Class A	182,700	262,679
	Qingling Motors Co., Ltd., Class H	4,826,000	866,331
	Qinhuangdao Port Co., Ltd., Class H	3,011,500	482,136
# *	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	20,171
# *	Qudian, Inc., Sponsored ADR	96,525	129,344
*	Qunxing Paper Holdings Co.	669,913	0
	Rainbow Digital Commercial Co., Ltd., Class A	356,250	437,713
	Raisecom Technology Co., Ltd., Class A	94,729	150,786
	Rastar Group, Class A	295,400	179,329
*	Realcan Pharmaceutical Group Co., Ltd., Class A	513,200	427,149
	Red Avenue New Materials Group Co., Ltd., Class A	49,500	286,866
Ω	Red Star Macalline Group Corp., Ltd., Class H	367,120	221,280
Ω	Redco Properties Group, Ltd.	6,322,000	2,799,391
	Redsun Properties Group, Ltd.	270,000	97,985
	Renhe Pharmacy Co., Ltd., Class A	409,700	394,047
*	REXLot Holdings, Ltd.	98,652,252	49,628
	Richinfo Technology Co., Ltd., Class A	82,300	274,043
# *	RISE Education Cayman, Ltd.	8,598	49,267
	Road King Infrastructure, Ltd.	1,731,000	2,058,733
	Rongan Property Co., Ltd., Class A	916,500	356,952
#	Ronshine China Holdings, Ltd.	3,466,500	2,363,305
*	Roshow Technology Co., Ltd., Class A	573,700	605,448
*	Ruhnn Holding, Ltd., ADR	9,397	22,083
	Runjian Co., Ltd., Class A	50,400	205,324
*	RYB Education, Inc., ADR	1,970	5,427
	Sai Micro Electronics, Inc., Class A	124,200	506,339
	Sailun Group Co., Ltd., Class A	965,304	713,743
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	291,600	244,743
	Sansteel Minguang Co., Ltd. Fujian, Class A	386,500	380,472
	Sanxiang Impression Co., Ltd., Class A	36,100	24,068
	Sany Heavy Equipment International Holdings Co., Ltd.	6,931,000	3,820,964
*	Saurer Intelligent Technology Co., Ltd., Class A	417,200	318,746
	Seazen Group, Ltd.	1,148,000	860,664
# *	Secoo Holding, Ltd., ADR	64,187	160,468
	S-Enjoy Service Group Co., Ltd.	198,000	492,372
	SGIS Songshan Co., Ltd., Class A	977,500	614,649
	Shaan Xi Provincial Natural Gas Co., Ltd., Class A	446,990	426,875
	Shandong Chenming Paper Holdings, Ltd., Class H	2,599,750	1,034,983

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shandong Denghai Seeds Co., Ltd., Class A	136,700	$349,786
	Shandong Humon Smelting Co., Ltd., Class A	188,600	392,434
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	155,100	242,045
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	55,200	123,350
	Shandong New Beiyang Information Technology Co., Ltd., Class A	73,500	102,773
	Shandong Publishing & Media Co., Ltd., Class A	166,700	151,223
#	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	978,400	481,893
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	198,290	321,414
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,366,956	552,484
	Shanghai AJ Group Co., Ltd., Class A	426,800	511,852
	Shanghai AtHub Co., Ltd., Class A	45,700	476,026
	Shanghai Belling Co., Ltd., Class A	165,246	382,925
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	58,117	231,633
	Shanghai East China Computer Co., Ltd., Class A	141,539	486,149
	Shanghai Environment Group Co., Ltd., Class A	108,773	180,758
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	92,100	293,625
# *	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	116,000	175,381
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,781,000	840,971
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	13,700	136,727
	Shanghai Industrial Development Co., Ltd., Class A	447,650	339,655
#	Shanghai Industrial Holdings, Ltd.	3,311,000	4,424,079
	Shanghai Industrial Urban Development Group, Ltd.	15,349,000	1,430,873
	Shanghai Jin Jiang Capital Co., Ltd., Class H	9,666,000	1,347,796
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	179,421	340,604
	Shanghai Kinetic Medical Co., Ltd., Class A	157,100	444,552
	Shanghai Maling Aquarius Co., Ltd., Class A	310,225	428,167
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	137,200	387,383
	Shanghai Moons’ Electric Co., Ltd., Class A	12,560	34,606
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	645,200	1,001,547
*	Shanghai Phichem Material Co., Ltd., Class A	278,026	830,394
	Shanghai Prime Machinery Co., Ltd., Class H	2,464,000	483,276
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	391,992	373,828
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	19,300	92,714
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	332,033	501,787
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	93,400	668,214
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	127,300	161,434
	Shanghai Tunnel Engineering Co., Ltd., Class A	105,600	88,114
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	57,700	140,226
*	Shanghai Wanye Enterprises Co., Ltd., Class A	116,572	293,993
	Shanghai Weaver Network Co., Ltd., Class A	10,300	142,190
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	214,800	134,733
	Shanxi Blue Flame Holding Co., Ltd., Class A	476,100	557,376
	Shanxi Coking Co., Ltd., Class A	264,598	199,538
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	308,400	231,482
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	444,664	391,431
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	651,283	451,193
*	Shanying International Holding Co., Ltd., Class A	1,207,015	552,591
#	Sheng Ye Capital, Ltd.	321,500	222,846
	Shengda Resources Co., Ltd., Class A	221,907	460,542
*	Shenghe Resources Holding Co., Ltd., Class A	343,200	338,043
	Shenguan Holdings Group, Ltd.	1,628,000	50,879
	Shenzhen Agricultural Products Group Co., Ltd., Class A	1,045,900	1,103,155
	Shenzhen Aisidi Co., Ltd., Class A	248,100	300,359
	Shenzhen Anche Technologies Co., Ltd., Class A	41,100	262,844
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	272,700	161,314
	Shenzhen Center Power Tech Co., Ltd., Class A	76,600	186,697
	Shenzhen Comix Group Co., Ltd., Class A	143,501	306,316
	Shenzhen Danbond Technology Co., Ltd., Class A	177,253	162,831
	Shenzhen Das Intellitech Co., Ltd., Class A	256,911	153,110

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Desay Battery Technology Co., Class A	111,382	$816,922
	Shenzhen Ellassay Fashion Co., Ltd., Class A	45,900	100,424
#	Shenzhen Expressway Co., Ltd., Class H	5,078,400	4,529,529
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	293,984	466,322
	Shenzhen Gongjin Electronics Co., Ltd., Class A	192,000	334,220
	Shenzhen Grandland Group Co., Ltd., Class A	272,300	133,170
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	236,929	597,041
	Shenzhen Heungkong Holding Co., Ltd., Class A	1,466,160	447,649
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	256,517	261,625
*	Shenzhen Infogem Technologies Co., Ltd., Class A	137,400	463,859
	Shenzhen International Holdings, Ltd.	7,166,552	11,159,477
	Shenzhen Investment, Ltd.	22,887,720	6,991,748
	Shenzhen Jinjia Group Co., Ltd., Class A	249,100	334,237
	Shenzhen Megmeet Electrical Co., Ltd., Class A	269,728	1,357,675
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,685,200	1,017,723
	Shenzhen Noposion Agrochemicals Co., Ltd., Class A	186,200	163,415
	Shenzhen SDG Information Co., Ltd., Class A	257,520	381,424
	Shenzhen Sinovatio Technology Co., Ltd., Class A	41,707	464,065
	Shenzhen Sunline Tech Co., Ltd., Class A	172,700	570,578
	Shenzhen Sunlord Electronics Co., Ltd., Class A	145,500	561,715
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	299,700	751,696
	Shenzhen Tagen Group Co., Ltd., Class A	317,710	325,143
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	184,500	98,819
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	256,400	201,271
	Shenzhen World Union Group, Inc., Class A	613,800	491,463
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	318,768	297,241
	Shenzhen Yinghe Technology Co., Ltd., Class A	122,500	525,187
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	337,300	547,711
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	196,100	372,425
	Shenzhen Zhenye Group Co., Ltd., Class A	410,400	351,329
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	898,800	546,056
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	317,600	324,255
	Shinva Medical Instrument Co., Ltd., Class A	138,680	341,166
	Shougang Fushan Resources Group, Ltd.	13,715,128	3,210,021
*	Shouhang High-Tech Energy Co., Ltd., Class A	719,800	263,914
	Shui On Land, Ltd.	22,581,143	2,977,498
	Sichuan Expressway Co., Ltd., Class H	5,548,000	1,203,486
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,341,760	469,255
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	103,000	325,615
	Sichuan Languang Development Co., Ltd., Class A	1,374,371	1,014,642
	Sichuan Shuangma Cement Co., Ltd., Class A	187,737	367,489
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	90,600	286,110
	Sichuan Yahua Industrial Group Co., Ltd., Class A	308,300	595,667
	Sieyuan Electric Co., Ltd., Class A	65,500	209,625
	Sihuan Pharmaceutical Holdings Group, Ltd.	28,560,000	3,293,435
*	Silver Grant International Holdings Group, Ltd.	6,974,000	856,165
*	SINA Corp.	269,727	11,557,802
	Sino Wealth Electronic, Ltd., Class A	96,682	494,476
	Sinochem International Corp., Class A	391,600	306,252
	Sinofert Holdings, Ltd.	15,687,327	1,399,356
	Sino-I Technology, Ltd.	3,950,000	19,459
*	Sinolink Worldwide Holdings, Ltd.	10,286,800	646,042
	Sinoma International Engineering Co., Class A	252,500	284,148
	Sinomach Automobile Co., Ltd., Class A	342,600	307,177
	Sino-Ocean Group Holding, Ltd.	16,522,500	3,160,236
#	Sinopec Engineering Group Co., Ltd., Class H	9,964,500	3,873,237
	Sinopec Kantons Holdings, Ltd.	7,196,000	2,601,515
*	Sinopec Oilfield Service Corp., Class H	3,594,000	223,138
#	Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,834,000	708,565

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopharm Group Co., Ltd., Class H	2,884,400	$6,626,742
*	Sinosoft Technology Group, Ltd.	3,519,599	527,633
	Sinosteel Engineering & Technology Co., Ltd., Class A	507,700	302,427
	Sinotrans, Ltd., Class H	14,578,000	4,317,237
	Sinotruk Hong Kong, Ltd.	1,864,500	4,769,116
	Skyfame Realty Holdings, Ltd.	18,496,000	2,436,233
	Skyworth Digital Co., Ltd., Class A	347,346	453,181
*	Skyworth Group, Ltd.	7,054,266	1,847,901
# *	SMI Holdings Group, Ltd.	6,033,814	145,932
*	Sogou, Inc., ADR	51,996	462,764
# *	SOHO China, Ltd.	15,376,500	4,119,565
*	Sohu.com, Ltd., ADR	62,319	1,174,090
*	Sou Yu Te Group Co., Ltd., Class A	1,059,193	358,055
# *	Sparkle Roll Group, Ltd.	7,624,000	243,490
*	SPT Energy Group, Inc.	488,000	15,284
#	SSY Group, Ltd.	10,761,152	5,890,301
*	Starrise Media Holdings, Ltd.	1,982,000	37,084
*	Strait Innovation Internet Co., Ltd., Class A	147,000	150,877
	Suchuang Gas Corp., Ltd.	608,000	173,524
#	Sun King Power Electronics Group	3,912,000	752,622
	Sunflower Pharmaceutical Group Co., Ltd., Class A	193,200	448,057
	Sunfly Intelligent Technology Co., Ltd., Class A	101,700	235,107
	Sunresin New Materials Co., Ltd., Class A	112,642	775,719
Ω	Sunshine 100 China Holdings, Ltd.	940,000	149,340
	Sunward Intelligent Equipment Co., Ltd., Class A	166,950	198,276
	Sunwave Communications Co., Ltd., Class A	190,000	210,291
*	Suzhou Anjie Technology Co., Ltd., Class A	238,099	708,330
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	362,797	261,205
	Suzhou Keda Technology Co., Ltd., Class A	109,368	143,227
	Suzhou Maxwell Technologies Co., Ltd., Class A	19,702	1,214,826
	Suzhou Secote Precision Electronic Co., Ltd., Class A	47,200	304,074
	Suzhou TFC Optical Communication Co., Ltd., Class A	67,900	602,618
	Symphony Holdings, Ltd.	8,950,000	1,062,550
	T&S Communications Co., Ltd., Class A	66,437	188,363
	Taiji Computer Corp., Ltd., Class A	168,856	677,527
	Tang Palace China Holdings, Ltd.	440,000	39,698
	TangShan Port Group Co., Ltd., Class A	1,557,011	558,733
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	663,176	691,709
*	Taung Gold International, Ltd.	60,770,000	195,875
	TCL Electronics Holdings, Ltd.	5,047,347	3,428,502
	Ten Pao Group Holdings, Ltd.	488,000	73,589
#	Tenfu Cayman Holdings Co., Ltd.	289,000	197,696
# *	Tenwow International Holdings, Ltd.	4,030,000	197,536
	Texhong Textile Group, Ltd.	2,031,500	1,563,345
	Tian An China Investment Co., Ltd.	1,719,000	982,862
	Tian Di Science & Technology Co., Ltd., Class A	1,093,400	495,717
* Ω	Tian Ge Interactive Holdings, Ltd.	3,128,000	230,204
*	Tian Shan Development Holding, Ltd.	1,910,000	695,538
	Tiangong International Co., Ltd.	4,890,000	1,641,524
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,274,000	899,335
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,351,400	1,114,620
	Tianjin Development Holdings, Ltd.	2,798,000	499,020
	Tianjin Guangyu Development Co., Ltd., Class A	368,394	346,991
	Tianjin Port Development Holdings, Ltd.	14,452,800	970,932
	Tianli Education International Holdings, Ltd.	1,215,000	966,171
#	Tianneng Power International, Ltd.	4,718,048	7,686,475
	Tianyun International Holdings, Ltd.	1,794,000	224,898
*	Tibet Summit Resources Co., Ltd., Class A	294,000	352,530
	Tibet Tianlu Co., Ltd., Class A	122,100	134,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Tibet Water Resources, Ltd.	10,731,000	$561,252
	Time Watch Investments, Ltd.	1,562,000	149,250
	Titan Wind Energy Suzhou Co., Ltd., Class A	153,000	163,934
	Tomson Group, Ltd.	3,169,054	639,227
	Tong Ren Tang Technologies Co., Ltd., Class H	4,039,000	2,371,658
*	Tongcheng-Elong Holdings, Ltd.	986,800	1,642,363
	Tongda Group Holdings, Ltd.	29,180,000	1,585,728
*	Tongding Interconnection Information Co., Ltd., Class A	324,800	241,723
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	170,100	93,608
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	153,500	72,870
	Tongyu Communication, Inc., Class A	0	0
	Tongyu Heavy Industry Co., Ltd., Class A	297,953	193,781
	Tonly Electronics Holdings, Ltd.	11,000	14,302
#	Top Spring International Holdings, Ltd.	1,539,500	254,617
	Towngas China Co., Ltd.	7,378,735	3,351,602
	Transfar Zhilian Co., Ltd., Class A	109,400	88,695
	TravelSky Technology, Ltd., Class H	1,847,000	3,893,461
# *	Trigiant Group, Ltd.	4,284,000	404,385
*	Trony Solar Holdings Co., Ltd.	1,757,000	0
*	Truly International Holdings, Ltd.	6,045,573	688,853
Ω	Tsaker Chemical Group, Ltd.	1,314,500	206,007
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	970,900	397,191
*	Tuniu Corp., Sponsored ADR	148,809	154,761
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	360,500	395,339
	Unilumin Group Co., Ltd., Class A	259,700	379,284
	Uni-President China Holdings, Ltd.	8,480,000	7,345,559
	United Energy Group, Ltd.	40,190,900	5,456,709
# *	V1 Group, Ltd.	10,687,579	309,708
	Valiant Co., Ltd., Class A	100,800	263,464
	Vats Liquor Chain Store Management JSC, Ltd.	56,700	240,227
	Vatti Corp., Ltd., Class A	376,947	504,795
* Ω	VCredit Holdings, Ltd.	95,600	44,840
	Victory Giant Technology Huizhou Co., Ltd., Class A	227,600	711,185
	Vinda International Holdings, Ltd.	1,209,000	3,208,382
	Visual China Group Co., Ltd., Class A	26,000	57,534
	Wangneng Environment Co., Ltd., Class A	85,245	209,558
	Wanxiang Qianchao Co., Ltd., Class A	423,090	370,494
	Wasion Holdings, Ltd.	3,804,000	885,255
	Wasu Media Holding Co., Ltd., Class A	357,024	516,151
	Weiqiao Textile Co., Class H	2,420,500	516,207
	West China Cement, Ltd.	15,642,000	2,324,749
	Western Region Gold Co., Ltd., Class A	204,600	420,437
	Westone Information Industry, Inc., Class A	142,800	394,667
#	Wisdom Education International Holdings Co., Ltd.	3,656,000	1,189,564
	Wison Engineering Services Co., Ltd.	1,334,000	133,893
	Wolong Electric Group Co., Ltd., Class A	112,472	205,696
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	231,500	221,646
	Wuhan Department Store Group Co., Ltd., Class A	174,282	339,736
	Wuhan Jingce Electronic Group Co., Ltd., Class A	72,094	535,919
*	Wuhan P&S Information Technology Co., Ltd., Class A	405,100	376,361
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	25,700	287,550
*	Wutong Holding Group Co., Ltd., Class A	433,200	324,433
	XGD, Inc., Class A	155,100	312,236
# Ω	Xiabuxiabu Catering Management China Holdings Co., Ltd.	2,660,000	4,553,029
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	105,900	224,432
	Xiamen Faratronic Co., Ltd., Class A	53,800	721,871
	Xiamen International Airport Co., Ltd., Class A	20,400	53,329
	Xiamen International Port Co., Ltd., Class H	6,634,000	548,444

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xiamen ITG Group Corp., Ltd., Class A	489,000	$489,553
	Xiamen Meiya Pico Information Co., Ltd., Class A	235,566	799,665
	Xiamen Xiangyu Co., Ltd., Class A	569,400	509,467
*	Xian International Medical Investment Co., Ltd., Class A	672,022	778,020
	Xiandai Investment Co., Ltd., Class A	421,994	241,053
	Xinfengming Group Co., Ltd., Class A	243,008	370,258
	Xingda International Holdings, Ltd.	6,965,338	1,794,077
	Xingfa Aluminium Holdings, Ltd.	503,000	500,828
*	Xingyuan Environment Technology Co., Ltd., Class A	318,700	172,026
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,843,103	1,727,606
	Xinjiang Communications Construction Group Co., Ltd., Class A	39,900	76,297
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	631,800	832,856
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	133,700	89,555
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	47,024	183,338
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	567,400	433,001
*	Xinming China Holdings, Ltd.	1,016,000	133,643
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,045,700	567,866
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	191,500	345,960
	Xinyu Iron & Steel Co., Ltd., Class A	839,400	521,508
	Xinyuan Real Estate Co., Ltd., ADR	238,162	433,455
	Xtep International Holdings, Ltd.	8,734,259	2,961,505
	Xuji Electric Co., Ltd., Class A	321,700	678,857
# *	Xunlei, Ltd., ADR	206,625	543,424
Ω	Yadea Group Holdings, Ltd.	6,576,000	9,415,748
	YaGuang Technology Group Co., Ltd., Class A	86,700	179,751
*	Yanchang Petroleum International, Ltd.	12,530,000	50,115
	Yang Quan Coal Industry Group Co., Ltd., Class A	586,000	413,826
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	112,755	685,473
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	186,280	919,816
	YanTai Shuangta Food Co., Ltd., Class A	135,700	296,148
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	136,534	294,509
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	263,800	390,970
	Yanzhou Coal Mining Co., Ltd., Class H	3,968,000	2,887,903
*	Yashili International Holdings, Ltd.	5,308,000	332,572
	YGSOFT, Inc., Class A	362,400	447,411
# Ω	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,480,400	1,827,405
*	Yida China Holdings, Ltd.	1,148,000	316,790
	Yijiahe Technology Co., Ltd., Class A	51,140	636,190
	Yipinhong Pharmaceutical Co., Ltd., Class A	54,100	354,272
	Yip’s Chemical Holdings, Ltd.	1,682,000	590,938
# *	Yiren Digital, Ltd., Sponsored ADR	220,957	726,949
* Ω	Yixin Group, Ltd.	1,571,500	392,304
	Yotrio Group Co., Ltd., Class A	677,800	420,419
*	Youyuan International Holdings, Ltd.	2,698,070	16,984
	Youzu Interactive Co., Ltd., Class A	314,800	740,128
*	YuanShengTai Dairy Farm, Ltd.	9,214,000	725,614
	Yuexiu Property Co., Ltd.	49,556,284	9,621,398
	Yuexiu Transport Infrastructure, Ltd.	6,128,018	3,413,076
*	Yunnan Aluminium Co., Ltd., Class A	531,900	437,569
*	Yunnan Tin Co., Ltd., Class A	257,800	345,992
#	Yuzhou Group Holdings Co., Ltd.	13,519,956	5,233,185
	ZBOM Home Collection Co., Ltd., Class A	71,849	401,835
#	Zhaojin Mining Industry Co., Ltd., Class H	3,538,000	4,580,149
	Zhejiang Communications Technology Co., Ltd.	463,200	368,610
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	612,900	459,661
	Zhejiang Crystal-Optech Co., Ltd., Class A	398,626	760,984
	Zhejiang Expressway Co., Ltd., Class H	9,598,000	6,552,382
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	222,400	467,439
#	Zhejiang Glass Co., Ltd.	445,000	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co., Ltd., Class A	554,900	$651,339
	Zhejiang Hangmin Co., Ltd., Class A	354,400	281,458
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	997,630	1,158,732
	Zhejiang Huace Film & TV Co., Ltd., Class A	372,700	408,544
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	243,700	360,749
	Zhejiang Jianfeng Group Co., Ltd., Class A	24,600	53,960
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	64,444	639,651
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	211,429	816,447
*	Zhejiang Jingu Co., Ltd., Class A	346,600	431,025
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	239,800	427,621
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	1,903,768	1,200,777
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	377,100	873,659
	Zhejiang Medicine Co., Ltd., Class A	588,800	1,257,947
	Zhejiang Meida Industrial Co., Ltd., Class A	278,640	790,715
*	Zhejiang Narada Power Source Co., Ltd., Class A	146,200	350,874
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	306,120	317,856
	Zhejiang Runtu Co., Ltd., Class A	306,134	409,655
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	28,381	399,513
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	819,420	881,232
	Zhejiang Wanliyang Co., Ltd., Class A	227,770	397,162
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	142,400	327,212
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	284,773	386,879
	Zhejiang Yankon Group Co., Ltd., Class A	95,500	56,122
	Zhejiang Yasha Decoration Co., Ltd., Class A	29,400	39,419
*	Zhejiang Yongtai Technology Co., Ltd., Class A	197,869	265,312
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,720,400	1,892,569
	Zhenro Properties Group, Ltd.	892,000	514,755
#	Zhong An Group, Ltd.	15,778,800	632,705
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	296,300	172,642
	Zhongshan Public Utilities Group Co., Ltd., Class A	485,800	610,014
	Zhongyu Gas Holdings, Ltd.	1,899,306	1,659,889
# Ω	Zhou Hei Ya International Holdings Co., Ltd.	4,193,500	4,081,423
# *	Zhuguang Holdings Group Co., Ltd.	7,324,000	1,134,931
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	172,200	264,380
#	Zhuzhou CRRC Times Electric Co., Ltd., Class H	1,775,000	5,466,102
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	79,634	572,516
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	301,900	371,732
*	ZJBC Information Technology Co., Ltd., Class A	201,160	159,829

TOTAL CHINA			1,278,948,949

COLOMBIA — (0.2%)
	Bolsa de Valores de Colombia	63,819	168,190
	Celsia SA ESP	2,207,486	2,398,927
	Cementos Argos SA	1,161,934	1,367,476
*	CEMEX Latam Holdings SA	931,510	771,375
*	Constructora Conconcreto SA	323,906	27,283
*	Corp. Financiera Colombiana SA	309,867	2,081,608
	Grupo Argos SA	8,008	21,973
	Grupo Nutresa SA	113,982	628,464
	Interconexion Electrica SA ESP	21,420	115,447
	Mineros SA	205,322	190,980
	Promigas SA ESP	10,240	17,766

TOTAL COLOMBIA			7,789,489

GREECE — (0.4%)
*	Aegean Airlines SA	153,783	476,244
	Athens Water Supply & Sewage Co. SA	160,888	1,247,289
	Autohellas SA	84,542	365,215

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
	Bank of Greece	129,287	$2,022,084
*	Ellaktor SA	393,541	618,402
*	Fourlis Holdings SA	210,799	813,971
*	GEK Terna Holding Real Estate Construction SA	428,391	2,898,049
	Hellenic Exchanges - Athens Stock Exchange SA	316,728	943,293
	Holding Co. ADMIE IPTO SA	501,091	1,239,154
*	Intracom Holdings SA	98,741	71,531
*	LAMDA Development SA	306,115	1,809,554
*	Marfin Investment Group Holdings SA	2,177,777	58,407
	Mytilineos SA	156,621	1,718,405
*	Piraeus Bank SA	830,877	639,146
	Piraeus Port Authority SA	37,934	749,957
	Sarantis SA	171,584	1,692,788
	Terna Energy SA	155,372	2,068,292
	Thessaloniki Port Authority SA	344	8,817

TOTAL GREECE			19,440,598

HONG KONG — (0.3%)
	Anxin-China Holdings, Ltd.	16,347,000	0
	Atlas Corp.	558,523	4,820,053
# *	Beijing Energy International Holding Co., Ltd.	23,204,000	662,900
*	China Agri-Products Exchange, Ltd.	45,605	419
*	China Boton Group Co., Ltd.	192,000	43,660
Ω	China New Higher Education Group, Ltd.	986,000	514,499
	Fiber Optic Center, Inc.	9,639,999	65,282
	Fuguiniao Co., Ltd.	1,930,000	181,112
*	GR Properties, Ltd.	1,044,000	157,715
	Guangdong Highsun Group Co., Ltd., Class A	256,300	89,062
	Hosa International, Inc.	3,700,000	25,963
	K Wah International Holdings, Ltd.	0	0
	Karce International Holdings Open	1,336,000	0
# *	Long Well International Holdings, Ltd.	15,232,000	43,422
* Ω	Mobvista, Inc.	480,000	202,962
	My Medicare	6,950,000	38,638
	Perennial Energy Holdings, Ltd.	460,000	476,254
	Real Gold Mining, Ltd.	300,500	10,194
	Shoucheng Holdings, Ltd.	11,871,600	4,263,346
	Tech-Pro, Inc.	43,862,000	72,420
	Wharf Holdings, Ltd. (The)	1,981,000	4,100,855

TOTAL HONG KONG			15,768,756

HUNGARY — (0.1%)
*	CIG Pannonia Life Insurance P.L.C., Class A	134,673	131,770
	Magyar Telekom Telecommunications P.L.C	1,903,232	2,097,671
*	Opus Global Nyrt	333,629	214,285
	Richter Gedeon Nyrt	114,778	2,343,475

TOTAL HUNGARY			4,787,201

INDIA — (11.9%)
*	3M India, Ltd.	3,499	871,293
	Aarti Drugs, Ltd.	83,380	766,778
	Aarti Industries, Ltd.	314,502	4,232,812
	ABB India, Ltd.	1,078	12,918
	Abbott India, Ltd.	15,291	3,155,833
*	Accelya Kale Solutions, Ltd.	3,300	38,388
	Adani Enterprises, Ltd.	563,980	2,561,092
	Adani Gas, Ltd.	172,039	511,063
*	Adani Green Energy, Ltd.	797,969	9,216,821

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	Adani Power, Ltd.	2,993,477	$1,442,491
*	Adani Transmissions, Ltd.	282,961	1,104,185
*	Aditya Birla Capital, Ltd.	728,578	636,839
*	Aditya Birla Fashion and Retail, Ltd.	841,640	1,749,699
	Advanced Enzyme Technologies, Ltd.	180,273	759,618
	Aegis Logistics, Ltd.	533,369	1,493,464
	Agro Tech Foods, Ltd.	67,657	648,868
	Ahluwalia Contracts India, Ltd.	24,323	71,221
	AIA Engineering, Ltd.	225,222	5,140,845
	Ajanta Pharma, Ltd.	131,239	2,787,762
	Akzo Nobel India, Ltd.	63,919	1,699,841
	Alembic Pharmaceuticals, Ltd.	328,752	4,265,840
	Alembic, Ltd.	502,005	624,092
	Alkyl Amines Chemicals	25,698	1,032,518
	Allcargo Logistics, Ltd.	303,509	482,876
	Amara Raja Batteries, Ltd.	101,302	1,050,321
	Amber Enterprises India, Ltd.	9,759	284,928
	Amrutanjan Health Care, Ltd.	7,403	41,726
*	Amtek Auto, Ltd.	217,501	1,513
*	Anant Raj Global, Ltd.	106,825	23,424
	Anant Raj, Ltd.	66,210	16,070
	Apar Industries, Ltd.	58,275	226,182
	APL Apollo Tubes, Ltd.	31,409	1,326,460
	Apollo Hospitals Enterprise, Ltd.	394,040	11,280,248
	Apollo Tyres, Ltd.	1,292,553	2,440,845
*	Arvind Fashions, Ltd.	291,173	481,918
*	Arvind, Ltd.	560,042	254,934
	Asahi India Glass, Ltd.	442,452	1,339,998
	Ashiana Housing, Ltd.	41,417	44,662
	Ashok Leyland, Ltd.	4,777,564	5,082,305
*	Ashoka Buildcon, Ltd.	369,747	303,496
	Astral Poly Technik, Ltd.	165,627	2,519,730
	AstraZeneca Pharma India, Ltd.	19,541	1,130,535
	Atul, Ltd.	70,921	5,752,848
	Automotive Axles, Ltd.	23,919	227,878
	Avanti Feeds, Ltd.	180,708	1,170,424
*	Bajaj Consumer Care, Ltd.	392,957	990,710
*	Bajaj Electricals, Ltd.	147,844	972,393
*	Bajaj Hindusthan Sugar, Ltd.	374,704	23,747
	Bajaj Holdings & Investment, Ltd.	83,522	2,598,679
	Balaji Amines, Ltd.	55,230	625,036
	Balkrishna Industries, Ltd.	409,693	7,404,244
	Balmer Lawrie & Co., Ltd.	356,878	485,911
	Balrampur Chini Mills, Ltd.	814,373	1,764,698
*	Bank of Maharashtra	986,206	147,527
	Bannari Amman Sugars, Ltd.	13,479	236,350
	BASF India, Ltd.	62,117	1,139,444
	Bata India, Ltd.	133,975	2,372,987
	Bayer CropScience, Ltd.	7,704	567,656
	BEML, Ltd.	44,668	367,286
*	BF Utilities, Ltd.	82,031	264,468
	Bhansali Engineering Polymers, Ltd.	217,589	240,363
	Bharat Dyanamics, Ltd.	18,219	71,200
	Bharat Electronics, Ltd.	823,398	966,321
	Bharat Forge, Ltd.	346,767	2,104,568
	Bharat Heavy Electricals, Ltd.	4,629,955	1,754,984
	Bharat Rasayan, Ltd.	2,844	330,111
	Birla Corp., Ltd.	96,625	834,876
*	Birlasoft, Ltd.	779,352	1,904,106

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Bliss Gvs Pharma, Ltd.	234,711	$535,362
*	Blue Dart Express, Ltd.	26,504	1,314,501
	Blue Star, Ltd.	128,746	1,092,365
	Bodal Chemicals, Ltd.	82,131	66,293
	Bombay Dyeing & Manufacturing Co., Ltd.	203,732	169,170
	Borosil Renewables, Ltd.	92,973	116,103
*	Borosil, Ltd.	119,703	231,560
	Brigade Enterprises, Ltd.	267,513	645,474
	BSE, Ltd.	74,598	496,170
	Can Fin Homes, Ltd.	177,846	1,096,427
*	Canara Bank	960,129	1,119,819
*	Capacit’e Infraprojects, Ltd.	15,657	28,644
	Caplin Point Laboratories, Ltd.	122,099	818,290
	Carborundum Universal, Ltd.	271,916	1,037,477
	Care Ratings, Ltd.	33,116	133,062
	Castrol India, Ltd.	540,366	833,618
	CCL Products India, Ltd.	333,585	1,083,722
	Ceat, Ltd.	102,686	1,512,389
	Central Depository Services India, Ltd.	153,909	1,002,338
	Century Plyboards India, Ltd.	292,410	681,179
	Century Textiles & Industries, Ltd.	129,847	535,471
	Cera Sanitaryware, Ltd.	28,457	1,023,167
	CESC, Ltd.	316,252	2,394,172
*	CG Power and Industrial Solutions, Ltd.	288,948	122,253
	Chambal Fertilizers & Chemicals, Ltd.	582,022	1,275,946
*	Chennai Petroleum Corp., Ltd.	216,468	223,884
	Chennai Super Kings Cricket, Ltd.	1,658,632	9,443
*	Cholamandalam Financial Holdings, Ltd.	476,507	2,477,484
	Cholamandalam Investment and Finance Co., Ltd.	236,371	864,218
	City Union Bank, Ltd.	1,549,796	3,091,759
Ω	Cochin Shipyard, Ltd.	43,308	197,281
* Ω	Coffee Day Enterprises, Ltd.	170,282	60,546
	Coforge, Ltd.	102,611	3,052,356
	Coromandel International, Ltd.	486,774	4,768,817
*	CreditAccess Grameen, Ltd.	13,160	115,316
	CRISIL, Ltd.	106,763	2,993,782
*	Crompton Greaves Consumer Electricals, Ltd.	2,653,591	10,680,053
	Cummins India, Ltd.	235,271	1,375,384
	Cyient, Ltd.	384,592	2,047,648
*	Dalmia Bharat, Ltd.	249,218	2,833,355
	DB Corp., Ltd.	23,065	22,973
*	DCB Bank, Ltd.	886,416	929,125
	DCM Shriram, Ltd.	229,113	1,045,976
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	373,224
	Deepak Nitrite, Ltd.	201,851	2,024,981
	Delta Corp., Ltd.	638,962	1,022,997
	Dhampur Sugar Mills, Ltd.	121,578	234,045
	Dhani Services, Ltd.	898,257	2,384,036
	Dhani Services, Ltd.	152,225	197,099
	Dhanuka Agritech, Ltd.	52,930	524,127
Ω	Dilip Buildcon, Ltd.	173,383	763,235
*	Dish TV India, Ltd.	3,319,974	510,826
	Dishman Carbogen Amcis, Ltd.	418,703	856,181
	Dixon Technologies India, Ltd.	15,729	1,981,542
Ω	Dr Lal PathLabs, Ltd.	148,742	4,613,498
	eClerx Services, Ltd.	88,494	834,916
*	Edelweiss Financial Services, Ltd.	1,553,368	1,172,700
*	EID Parry India, Ltd.	392,856	1,467,585
*	EIH, Ltd.	781,698	793,643

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Elgi Equipments, Ltd.	667,378	$941,985
	Emami, Ltd.	218,114	1,043,006
Ω	Endurance Technologies, Ltd.	33,286	475,804
	Engineers India, Ltd.	802,196	702,004
	EPL, Ltd.	160,818	543,742
Ω	Eris Lifesciences, Ltd.	75,063	505,781
	Escorts, Ltd.	367,490	5,966,586
	Excel Industries, Ltd.	3,403	39,733
	Exide Industries, Ltd.	1,060,995	2,272,087
	FDC, Ltd.	308,478	1,424,751
*	Federal Bank, Ltd.	6,778,646	4,612,766
	Fine Organic Industries, Ltd.	658	23,524
	Finolex Cables, Ltd.	579,014	2,173,460
	Finolex Industries, Ltd.	241,344	1,695,565
	Firstsource Solutions, Ltd.	1,207,770	1,139,634
	Force Motors, Ltd.	4,465	61,831
*	Fortis Healthcare, Ltd.	2,398,611	4,071,872
*	Future Lifestyle Fashions, Ltd.	141,933	145,377
	Gabriel India, Ltd.	321,848	411,114
	Galaxy Surfactants, Ltd.	6,246	138,667
	Garware Technical Fibres, Ltd.	51,724	1,309,453
	Gateway Distriparks, Ltd.	266,820	330,955
	GE Power India, Ltd.	3,345	9,246
*	GE T&D India, Ltd.	196,502	215,380
	GHCL, Ltd.	176,999	371,615
	Gillette India, Ltd.	15,725	1,125,627
	GlaxoSmithKline Pharmaceuticals, Ltd.	12,699	251,448
	Glenmark Pharmaceuticals, Ltd.	579,828	3,719,595
	GMM Pfaudler, Ltd.	2,017	96,624
*	GMR Infrastructure, Ltd.	3,544,719	1,117,809
	Godfrey Phillips India, Ltd.	70,229	850,948
*	Godrej Industries, Ltd.	429,257	2,118,522
*	Godrej Properties, Ltd.	102,573	1,427,742
	Granules India, Ltd.	751,239	3,871,189
	Graphite India, Ltd.	52,686	125,030
	Great Eastern Shipping Co., Ltd. (The)	324,437	988,965
*	Greaves Cotton, Ltd.	371,882	349,036
	Greenply Industries, Ltd.	57,080	62,367
	Grindwell Norton, Ltd.	105,759	773,429
	Gujarat Alkalies & Chemicals, Ltd.	126,178	545,128
	Gujarat Ambuja Exports, Ltd.	426,574	661,414
*	Gujarat Fluorochemicals, Ltd.	224,424	1,452,456
	Gujarat Gas, Ltd.	1,273,238	5,093,278
*	Gujarat Industries Power Co., Ltd.	185,080	170,069
	Gujarat Mineral Development Corp., Ltd.	26,110	15,113
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	224,160	619,619
	Gujarat Pipavav Port, Ltd.	1,174,216	1,401,191
	Gujarat State Fertilizers & Chemicals, Ltd.	444,767	406,213
	Gujarat State Petronet, Ltd.	806,148	2,107,572
	Gulf Oil Lubricants India, Ltd.	79,057	707,468
	Hatsun Agro Products, Ltd.	68,638	739,577
	HEG, Ltd.	11,644	106,043
	HeidelbergCement India, Ltd.	277,246	689,834
*	Hemisphere Properties India, Ltd.	216,014	197,628
	Heritage Foods, Ltd.	78,954	323,453
	Hester Biosciences, Ltd.	11,114	264,511
	HFCL, Ltd.	2,456,465	571,052
*	HG Infra Engineering, Ltd.	6,179	15,034
	Hikal, Ltd.	248,466	546,984

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	HIL, Ltd.	14,674	$346,427
	Himadri Speciality Chemical, Ltd.	539,750	342,545
	Himatsingka Seide, Ltd.	13,953	23,765
	Hinduja Global Solutions, Ltd.	41,828	375,613
*	Hindustan Construction Co., Ltd.	1,606,341	107,228
*	Hindustan Oil Exploration Co., Ltd.	253,831	218,949
	Honda India Power Products, Ltd.	15,287	203,884
	Honeywell Automation India, Ltd.	10,438	3,998,223
	Huhtamaki PPL, Ltd.	117,894	439,613
Ω	ICICI Securities, Ltd.	136,551	850,856
	ICRA, Ltd.	3,234	122,175
*	IDFC First Bank, Ltd.	10,469,070	4,352,413
	IDFC, Ltd.	4,912,013	2,017,003
*	IFB Industries, Ltd.	47,316	451,169
*	IFCI, Ltd.	4,018,992	314,293
	IIFL Finance, Ltd.	904,906	905,115
	IIFL Securities, Ltd.	1,017,142	536,994
	IIFL Wealth Management, Ltd.	196,217	2,421,597
	India Cements, Ltd. (The)	1,152,528	1,835,681
	India Glycols, Ltd.	58,141	214,342
	Indiabulls Housing Finance, Ltd.	1,386,114	2,630,319
*	Indiabulls Real Estate, Ltd.	1,198,123	771,418
*	Indian Bank	680,820	529,106
Ω	Indian Energy Exchange, Ltd.	107,781	278,356
	Indian Hotels Co., Ltd. (The)	2,530,096	3,253,569
	Indian Hume Pipe Co., Ltd. (The)	35,244	75,542
*	Indian Overseas Bank	3,261,175	402,125
	Indo Count Industries, Ltd.	118,915	230,242
	Indoco Remedies, Ltd.	159,926	555,300
*	INEOS Styrolution India, Ltd.	22,002	155,877
	Infibeam Avenues, Ltd.	887,661	999,354
	Inox Leisure, Ltd.	242,295	829,807
*	Intellect Design Arena, Ltd.	336,954	1,077,841
	Ipca Laboratories, Ltd.	297,184	9,360,780
	IRB Infrastructure Developers, Ltd.	967,658	1,473,589
Ω	IRCON International, Ltd.	94,785	96,973
	ITD Cementation India, Ltd.	280,853	185,201
*	ITI, Ltd.	77,824	123,894
	J Kumar Infraprojects, Ltd.	45,943	63,576
	Jagran Prakashan, Ltd.	360,532	178,925
	Jai Corp., Ltd.	231,104	257,888
*	Jaiprakash Power Ventures, Ltd.	13,083,400	405,483
*	Jammu & Kashmir Bank, Ltd. (The)	112,103	21,481
	Jamna Auto Industries, Ltd.	596,709	324,491
	JB Chemicals & Pharmaceuticals, Ltd.	189,580	2,575,047
	Jindal Poly Films, Ltd.	91,734	564,459
	Jindal Saw, Ltd.	612,977	501,339
*	Jindal Stainless Hisar, Ltd.	336,993	447,842
*	Jindal Stainless, Ltd.	553,776	466,610
*	Jindal Steel & Power, Ltd.	1,914,116	4,950,332
	JK Cement, Ltd.	144,335	3,573,226
	JK Lakshmi Cement, Ltd.	154,054	601,577
	JK Paper, Ltd.	330,575	392,349
	JK Tyre & Industries, Ltd.	377,147	341,104
	JM Financial, Ltd.	1,500,361	1,638,904
	JMC Projects India, Ltd.	220,641	139,145
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	55,308	1,630,228
	JSW Energy, Ltd.	1,877,878	1,522,391
	JTEKT India, Ltd.	143,939	143,676

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jubilant Foodworks, Ltd.	334,741	$9,840,938
	Jubilant Life Sciences, Ltd.	503,225	4,939,544
*	Just Dial, Ltd.	195,678	1,717,509
	Jyothy Labs, Ltd.	469,217	858,921
	Kajaria Ceramics, Ltd.	385,130	2,946,100
	Kalpataru Power Transmission, Ltd.	240,281	805,021
	Kalyani Steels, Ltd.	76,920	217,311
	Kansai Nerolac Paints, Ltd.	99,858	693,988
*	Karnataka Bank, Ltd. (The)	572,132	328,425
*	Karur Vysya Bank, Ltd. (The)	1,698,575	739,868
*	Kaveri Seed Co., Ltd.	155,190	1,058,088
	KEC International, Ltd.	357,862	1,562,862
	KEI Industries, Ltd.	235,113	1,082,578
	Kiri Industries, Ltd.	65,943	395,733
	Kirloskar Oil Engines, Ltd.	233,424	322,491
	KNR Constructions, Ltd.	183,626	620,022
	KPIT Technologies, Ltd.	899,814	1,137,413
	KPR Mill, Ltd.	105,973	1,064,672
	KRBL, Ltd.	281,184	970,230
	KSB, Ltd.	40,851	249,172
	L&T Finance Holdings, Ltd.	2,602,232	2,264,816
	LA Opala RG, Ltd.	131,747	364,405
	Lakshmi Machine Works, Ltd.	15,034	810,726
Ω	Laurus Labs, Ltd.	554,335	2,369,790
	LG Balakrishnan & Bros, Ltd.	46,615	156,851
	LIC Housing Finance, Ltd.	209,903	800,300
	Linde India, Ltd.	102,514	1,154,084
	LT Foods, Ltd.	632,306	449,598
	Lumax Industries, Ltd.	1,862	31,314
	LUX Industries, Ltd.	36,978	695,798
*	Magma Fincorp, Ltd.	49,866	24,715
	Mahanagar Gas, Ltd.	195,326	2,148,592
	Maharashtra Scooters, Ltd.	8,849	333,304
	Maharashtra Seamless, Ltd.	115,063	343,996
*	Mahindra & Mahindra Financial Services, Ltd.	1,293,522	2,136,281
*	Mahindra CIE Automotive, Ltd.	434,548	808,482
*	Mahindra Holidays & Resorts India, Ltd.	229,566	516,049
*	Mahindra Lifespace Developers, Ltd.	112,470	424,459
Ω	Mahindra Logistics, Ltd.	13,323	63,813
	Maithan Alloys, Ltd.	3,803	24,832
	Majesco, Ltd.	68,070	848,566
	Manappuram Finance, Ltd.	1,010,236	2,121,287
*	Mangalore Refinery & Petrochemicals, Ltd.	806,347	311,891
	Marksans Pharma, Ltd.	1,386,544	950,281
Ω	MAS Financial Services, Ltd.	21,563	240,910
	Mastek, Ltd.	49,438	564,519
*	Max Financial Services, Ltd.	319,790	2,545,302
*	Max Healthcare Institute, Ltd.	794,712	1,139,937
*	Max India, Ltd.	160,548	123,919
	Mayur Uniquoters, Ltd.	90,548	300,565
	Meghmani Organics, Ltd.	550,558	529,233
	Minda Industries, Ltd.	322,151	1,386,890
	Mindtree, Ltd.	205,932	3,705,033
Ω	Mishra Dhatu Nigam, Ltd.	20,660	48,903
	MOIL, Ltd.	431,296	747,330
*	Morepen Laboratories, Ltd.	1,192,326	407,467
	Motilal Oswal Financial Services, Ltd.	179,065	1,357,261
	Mphasis, Ltd.	542,471	10,152,916
	Multi Commodity Exchange of India, Ltd.	6,234	142,979

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Muthoot Finance, Ltd.	209,653	$3,472,910
	Narayana Hrudayalaya, Ltd.	222,842	1,025,021
	Natco Pharma, Ltd.	516,496	6,240,634
	National Aluminium Co., Ltd.	2,223,972	918,088
	Nava Bharat Ventures, Ltd.	237,619	169,523
	Navin Fluorine International, Ltd.	73,424	2,217,167
	Navneet Education, Ltd.	504,894	519,338
	NBCC India, Ltd.	1,986,749	609,498
	NCC, Ltd.	1,000,407	457,455
	NESCO, Ltd.	100,398	685,964
*	Network18 Media & Investments, Ltd.	627,668	294,702
	NHPC, Ltd.	271,593	72,777
	NIIT, Ltd.	370,759	700,880
	Nilkamal, Ltd.	27,733	472,840
	NLC India, Ltd.	664,476	438,612
	NOCIL, Ltd.	294,679	542,431
	NRB Bearings, Ltd.	169,564	154,410
	Nucleus Software Exports, Ltd.	30,339	249,490
*	Oberoi Realty, Ltd.	308,113	1,840,205
	Oil India, Ltd.	1,100,411	1,274,390
*	Omaxe, Ltd.	223,323	199,728
	Oracle Financial Services Software, Ltd.	439	18,676
	Orient Cement, Ltd.	363,955	315,328
	Orient Electric, Ltd.	264,168	740,817
	Orient Refractories, Ltd.	181,847	458,939
	Oriental Carbon & Chemicals, Ltd.	13,160	137,860
	Paisalo Digital, Ltd.	11,486	60,086
Ω	Parag Milk Foods, Ltd.	32,624	46,555
	Persistent Systems, Ltd.	246,408	3,859,670
	Pfizer, Ltd.	61,866	4,164,163
	Phillips Carbon Black, Ltd.	342,905	649,300
	Phoenix Mills, Ltd. (The)	342,753	2,617,026
	PI Industries, Ltd.	382,902	11,353,576
* Ω	PNB Housing Finance, Ltd.	238,767	1,133,673
	PNC Infratech, Ltd.	120,036	275,103
	Poly Medicure, Ltd.	70,966	461,177
	Polyplex Corp., Ltd.	56,807	593,623
	Power Finance Corp., Ltd.	72,607	85,593
	Praj Industries, Ltd.	374,676	388,703
	Prestige Estates Projects, Ltd.	754,423	2,546,878
*	Prism Johnson, Ltd.	631,808	608,685
*	Procter & Gamble Health, Ltd.	34,217	2,375,693
	PSP Projects, Ltd.	13,842	72,140
	PTC India Financial Services, Ltd.	1,361,445	333,300
	PTC India, Ltd.	685,827	435,381
*	Punjab National Bank	1,961,074	707,559
	PVR, Ltd.	189,658	2,746,584
* Ω	Quess Corp., Ltd.	89,506	495,855
	Radico Khaitan, Ltd.	298,166	1,751,761
	Rain Industries, Ltd.	437,719	623,184
	Rajesh Exports, Ltd.	298,277	1,859,568
	Rallis India, Ltd.	308,978	1,031,145
	Ramco Cements, Ltd. (The)	289,435	3,115,246
	Ramco Industries, Ltd.	158,036	403,338
	Rashtriya Chemicals & Fertilizers, Ltd.	681,811	389,532
	Ratnamani Metals & Tubes, Ltd.	65,320	1,117,639
*	Raymond, Ltd.	133,725	492,962
Ω	RBL Bank, Ltd.	1,178,715	2,766,001
	REC, Ltd.	331,593	460,160

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Redington India, Ltd.	1,431,863	$2,487,139
*	Relaxo Footwears, Ltd.	248,528	2,207,919
*	Reliance Power, Ltd.	124,897	5,979
*	Religare Enterprises, Ltd.	66,465	47,572
	Repco Home Finance, Ltd.	52,378	135,274
	Sadbhav Engineering, Ltd.	22,501	14,561
	Sanofi India, Ltd.	37,323	4,030,294
	Sasken Technologies, Ltd.	27,703	242,677
	Savita Oil Technologies, Ltd.	1,482	13,712
	Schaeffler India, Ltd.	38,112	1,936,477
*	Schneider Electric Infrastructure, Ltd.	59,047	55,620
	Security & Intelligence Services India, Ltd.	1,632	8,053
*	Sequent Scientific, Ltd.	244,159	464,285
	Sharda Cropchem, Ltd.	97,276	355,476
*	Sheela Foam, Ltd.	4,860	85,946
	Shilpa Medicare, Ltd.	123,440	749,002
	Shipping Corp. of India, Ltd.	601,620	414,284
*	Shoppers Stop, Ltd.	76,321	179,109
	Shriram City Union Finance, Ltd.	64,781	698,046
	Shriram Transport Finance Co., Ltd.	117,997	1,097,745
	SKF India, Ltd.	104,643	2,082,739
	SML ISUZU, Ltd.	1,836	9,265
	Sobha, Ltd.	263,925	1,032,203
	Solar Industries India, Ltd.	136,269	1,849,262
	Solara Active Pharma Sciences, Ltd.	9,569	145,829
	Somany Home Innovation, Ltd.	230,605	234,641
	Sonata Software, Ltd.	182,923	778,872
*	South Indian Bank, Ltd. (The)	2,590,987	226,836
	SRF, Ltd.	90,930	5,383,051
	Srikalahasthi Pipes, Ltd.	80,058	131,598
	Star Cement, Ltd.	164,842	184,055
*	Steel Authority of India, Ltd.	3,450,454	1,605,715
	Sterlite Technologies, Ltd.	530,839	1,053,132
	Strides Pharma Science, Ltd.	233,106	2,162,791
	Subros, Ltd.	121,729	459,799
	Sudarshan Chemical Industries	94,600	559,893
	Sumitomo Chemical India, Ltd.	124,491	447,315
	Sun TV Network, Ltd.	471,915	2,695,763
	Sundaram Finance Holdings, Ltd.	54,598	39,858
	Sundaram Finance, Ltd.	68,586	1,360,354
	Sundaram-Clayton, Ltd.	6,812	155,381
	Sundram Fasteners, Ltd.	336,383	1,941,393
	Sunteck Realty, Ltd.	273,876	981,186
	Suprajit Engineering, Ltd.	222,958	535,177
	Supreme Industries, Ltd.	250,734	4,898,987
	Supreme Petrochem, Ltd.	165,945	587,266
*	Suven Pharmaceuticals, Ltd.	874,180	3,665,812
*	Suzlon Energy, Ltd.	3,064,190	151,042
	Swan Energy, Ltd.	76,621	148,100
	Swaraj Engines, Ltd.	27,061	515,063
	Symphony, Ltd.	72,354	829,572
* Ω	Syngene International, Ltd.	503,550	3,624,104
	Tanla Solutions, Ltd.	32,027	141,278
	Tasty Bite Eatables, Ltd.	629	85,746
	Tata Chemicals, Ltd.	283,358	1,224,354
	Tata Communications, Ltd.	233,493	2,929,245
	Tata Consumer Products, Ltd.	2,082,187	13,867,642
	Tata Elxsi, Ltd.	76,457	1,584,712
	Tata Metaliks, Ltd.	56,536	392,100

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tata Power Co., Ltd. (The)	4,443,162	$3,129,252
*	Tata Sponge Iron, Ltd.	63,429	371,343
*	Tata Steel BSL, Ltd.	85,559	28,778
	TCI Express, Ltd.	91,047	969,515
*	Techno Electric & Engineering Co., Ltd.	221,100	569,311
	Texmaco Rail & Engineering, Ltd.	35,805	11,721
	Thermax, Ltd.	161,774	1,666,546
*	Thomas Cook India, Ltd.	54,020	19,521
Ω	Thyrocare Technologies, Ltd.	70,367	1,091,666
	Tide Water Oil Co India, Ltd.	6,241	370,412
	Time Technoplast, Ltd.	427,660	216,713
	Timken India, Ltd.	134,050	1,952,363
	Tinplate Co. of India, Ltd. (The)	129,946	225,642
	Torrent Power, Ltd.	648,743	2,719,582
	Transport Corp. of India, Ltd.	154,153	466,379
	Trent, Ltd.	449,150	3,991,049
	Trident, Ltd.	6,329,229	627,803
	Triveni Engineering & Industries, Ltd.	330,865	320,222
	Triveni Turbine, Ltd.	426,083	398,603
	TTK Prestige, Ltd.	26,130	2,011,460
	Tube Investments of India, Ltd.	510,368	4,544,928
	TV Today Network, Ltd.	129,394	348,198
*	TV18 Broadcast, Ltd.	2,961,266	1,149,778
	TVS Srichakra, Ltd.	12,965	246,738
*	UCO Bank	2,632,442	411,952
	Uflex, Ltd.	184,639	828,547
	Unichem Laboratories, Ltd.	185,816	628,875
*	Union Bank of India	1,755,363	573,191
*	Usha Martin, Ltd.	50,166	14,308
*	VA Tech Wabag, Ltd.	72,637	178,767
	Vaibhav Global, Ltd.	62,500	1,644,551
	Vakrangee, Ltd.	737,146	279,383
	Vardhman Textiles, Ltd.	109,931	1,138,844
Ω	Varroc Engineering, Ltd.	13,628	53,142
	Varun Beverages, Ltd.	87,083	768,001
	Venky’s India, Ltd.	21,527	424,314
	Vesuvius India, Ltd.	9,930	119,885
	V-Guard Industries, Ltd.	565,738	1,286,858
	Vinati Organics, Ltd.	127,526	2,078,875
	Vindhya Telelinks, Ltd.	15,392	148,382
	VIP Industries, Ltd.	188,247	689,797
*	V-Mart Retail, Ltd.	40,820	1,060,695
*	Vodafone Idea, Ltd.	26,426,231	3,134,361
	Voltas, Ltd.	63,024	601,261
	VRL Logistics, Ltd.	151,784	306,279
	VST Industries, Ltd.	28,318	1,297,616
	VST Tillers Tractors, Ltd.	13,719	290,406
	Welspun Corp., Ltd.	443,288	639,219
	Welspun Enterprises, Ltd.	351,723	357,575
	Welspun India, Ltd.	1,834,775	1,724,364
	West Coast Paper Mills, Ltd.	124,123	264,533
*	Westlife Development, Ltd.	15,971	81,517
	Wheels India, Ltd.	3,448	18,282
	Whirlpool of India, Ltd.	71,984	2,060,674
*	Wockhardt, Ltd.	169,050	662,830
*	Yes Bank, Ltd.	237,637	39,860
	Zee Entertainment Enterprises, Ltd.	443,456	1,120,151
	Zensar Technologies, Ltd.	374,962	905,593

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Zydus Wellness, Ltd.	9,704	$244,385

TOTAL INDIA			591,171,350

INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	19,988,600	2,131,497
	Adhi Karya Persero Tbk PT	8,319,488	323,315
*	Adi Sarana Armada Tbk PT	4,074,600	138,661
	AKR Corporindo Tbk PT	8,875,400	1,605,131
*	Alam Sutera Realty Tbk PT	69,622,000	726,308
	Aneka Tambang Tbk	40,093,291	2,851,593
*	Armidian Karyatama Tbk PT	844,800	542
	Arwana Citramulia Tbk PT	21,384,400	725,168
*	Asahimas Flat Glass Tbk PT	978,600	156,536
	Astra Agro Lestari Tbk PT	2,224,900	1,625,980
	Astra Otoparts Tbk PT	2,983,800	175,154
*	Astrindo Nusantara Infrastructure Tbk PT	85,392,400	291,940
*	Asuransi Kresna Mitra Tbk PT	9,131,000	669,398
*	Bakrie Telecom Tbk PT	49,756,298	31,895
*	Bank Brisyariah Tbk PT	2,663,600	222,069
	Bank BTPN Syariah Tbk PT	1,215,100	303,421
*	Bank Bukopin Tbk	65,090,992	1,081,236
*	Bank Capital Indonesia Tbk PT	1,152,700	31,523
*	Bank Ina Perdana PT	6,723,800	322,490
	Bank Maybank Indonesia Tbk PT	6,897,100	104,824
*	Bank Nationalnobu Tbk PT	715,800	40,134
*	Bank Pan Indonesia Tbk PT	19,521,300	1,028,570
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	13,055,800	954,295
	Bank Pembangunan Daerah Jawa Timur Tbk PT	15,245,700	599,124
	Bank Tabungan Negara Persero Tbk PT	14,431,549	1,343,354
*	Barito Pacific Tbk PT	21,329,800	1,292,338
*	Bekasi Fajar Industrial Estate Tbk PT	19,699,700	239,333
	BFI Finance Indonesia Tbk PT	2,009,900	52,252
*	Bintang Oto Global Tbk PT	10,495,500	985,632
	BISI International Tbk PT	12,181,100	748,342
*	Blue Bird Tbk PT	345,400	19,538
*	Buana Lintas Lautan Tbk PT	11,680,600	263,348
	Bukit Asam Tbk PT	4,717,000	618,041
*	Bumi Serpong Damai Tbk PT	11,885,700	707,440
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	225,383
	Buyung Poetra Sembada PT	1,131,500	65,497
*	Capital Financial Indonesia Tbk PT	3,739,300	99,099
	Catur Sentosa Adiprana Tbk PT	2,986,100	64,633
Ω	Cikarang Listrindo Tbk PT	662,200	26,998
	Ciputra Development Tbk PT	52,731,920	2,900,018
*	Citra Marga Nusaphala Persada Tbk PT	11,135,102	779,450
*	City Retail Developments Tbk PT	12,056,400	122,200
	Davomas Abadi Tbk PT	11,631,700	0
*	Delta Dunia Makmur Tbk PT	24,887,800	402,687
	Dharma Satya Nusantara Tbk PT	2,071,600	69,854
*	Eagle High Plantations Tbk PT	43,644,800	282,826
	Elnusa Tbk PT	14,373,200	205,243
*	Erajaya Swasembada Tbk PT	7,704,000	906,956
*	Gajah Tunggal Tbk PT	9,398,100	287,328
*	Garuda Indonesia Persero Tbk PT	3,281,364	53,055
*	Global Mediacom Tbk PT	29,839,800	457,704
*	Hanson International Tbk PT	483,480,300	619,847
*	Harum Energy Tbk PT	3,036,400	448,526
	Hexindo Adiperkasa Tbk PT	508,500	104,877
*	Impack Pratama Industri Tbk PT	169,800	15,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,019,200	$624,152
	Indika Energy Tbk PT	7,895,900	492,482
	Indo Tambangraya Megah Tbk PT	1,994,600	1,092,657
*	Indo-Rama Synthetics Tbk PT	130,400	18,843
*	Indosat Tbk PT	6,452,600	874,413
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	33,777,000	1,839,230
*	Inovisi Infracom Tbk PT	1,806,467	0
*	Integra Indocabinet Tbk PT	2,097,900	68,364
*	Inti Agri Resources Tbk PT	92,782,800	118,952
*	Intikeramik Alamasri Industri Tbk PT	19,413,007	66,422
*	Intiland Development Tbk PT	59,030,932	638,253
	Japfa Comfeed Indonesia Tbk PT	21,875,500	1,577,040
	Jasa Marga Persero Tbk PT	1,965,500	473,689
	Jaya Real Property Tbk PT	13,571,500	389,877
*	Kapuas Prima Coal Tbk PT	44,252,100	355,244
*	Kawasan Industri Jababeka Tbk PT	129,492,557	1,833,906
*	KMI Wire & Cable Tbk PT	8,647,100	181,875
*	Krakatau Steel Persero Tbk PT	19,832,502	479,987
*	Kresna Graha Investama Tbk PT	67,308,600	398,586
	Link Net Tbk PT	5,921,800	845,339
*	Lippo Cikarang Tbk PT	8,283,475	448,256
*	Lippo Karawaci Tbk PT	297,476,640	2,698,494
	Mahkota Group Tbk PT	374,000	20,404
*	Malindo Feedmill Tbk PT	3,423,300	126,037
*	Map Aktif Adiperkasa PT	84,100	11,807
*	Matahari Department Store Tbk PT	12,357,500	833,673
*	Medco Energi Internasional Tbk PT	36,328,106	932,409
*	Media Nusantara Citra Tbk PT	20,365,900	1,135,987
	Metrodata Electronics Tbk PT	4,179,400	456,967
	Metropolitan Kentjana Tbk PT	7,900	13,009
*	Mitra Adiperkasa Tbk PT	44,164,800	1,945,368
*	MNC Investama Tbk PT	112,535,200	384,605
*	MNC Land Tbk PT	29,086,600	206,308
*	MNC Sky Vision Tbk PT	1,494,300	74,298
	MNC Vision Networks Tbk PT	2,605,000	51,635
	Nippon Indosari Corpindo Tbk PT	15,968,189	1,348,255
	Pabrik Kertas Tjiwi Kimia Tbk PT	1,702,300	697,991
*	Pacific Strategic Financial Tbk PT	28,037,800	1,693,698
*	Pakuwon Jati Tbk PT	25,368,000	709,173
*	Pan Brothers Tbk PT	27,855,700	411,708
*	Panin Financial Tbk PT	95,786,100	1,225,209
*	Paninvest Tbk PT	7,325,100	343,509
*	Pelayaran Tamarin Samudra Tbk PT	23,700,400	80,850
	Perusahaan Gas Negara Tbk PT	14,684,400	1,053,937
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,571,600	1,021,641
*	Pool Advista Indonesia Tbk PT	10,473,500	26,855
	PP Persero Tbk PT	15,873,414	970,206
	Puradelta Lestari Tbk PT	47,808,000	731,228
	Ramayana Lestari Sentosa Tbk PT	13,134,300	508,792
	Resource Alam Indonesia Tbk PT	1,487,400	19,652
*	Rimo International Lestari Tbk PT	211,251,900	270,836
*	Salim Ivomas Pratama Tbk PT	20,431,900	452,112
	Samindo Resources Tbk PT	106,600	8,289
*	Sampoerna Agro Tbk PT	4,824,500	474,835
*	Sariguna Primatirta Tbk PT	4,236,700	137,669
*	Sawit Sumbermas Sarana Tbk PT	22,785,700	1,269,121
*	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	15,117,000	1,432,989
	Semen Baturaja Persero Tbk PT	7,658,100	256,418

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Sentul City Tbk PT	79,424,100	$271,074
*	Siloam International Hospitals Tbk PT	1,804,450	613,406
*	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	211,211
*	Sitara Propertindo Tbk PT	38,971,700	135,786
	Sri Rejeki Isman Tbk PT	60,351,331	830,870
*	Sugih Energy Tbk PT	100,457,800	64,396
*	Summarecon Agung Tbk PT	47,057,964	2,075,411
	Surabaya Agung Industri Pulp & Kertas	64,500	0
	Surya Citra Media Tbk PT	15,416,600	1,541,113
*	Surya Esa Perkasa Tbk PT	21,076,200	197,831
	Surya Pertiwi Tbk PT	1,435,000	39,175
	Surya Semesta Internusa Tbk PT	21,532,700	710,302
*	Suryainti Permata Tbk PT	7,252,000	0
	Tempo Scan Pacific Tbk PT	1,861,700	159,419
*	Tiga Pilar Sejahtera Food Tbk	19,238,200	281,503
*	Timah Tbk PT	12,637,514	701,023
	Tower Bersama Infrastructure Tbk PT	471,100	47,650
*	Trada Alam Minera Tbk PT	180,020,800	230,796
	Transcoal Pacific Tbk PT	234,100	97,236
	Trias Sentosa Tbk PT	33,232,900	885,875
*	Truba Alam Manuggal Engineering PT	21,316,500	0
	Tunas Baru Lampung Tbk PT	15,451,000	787,942
	Tunas Ridean Tbk PT	6,994,500	615,328
	Ultrajaya Milk Industry & Trading Co. Tbk PT	16,685,400	1,880,275
	Unggul Indah Cahaya Tbk PT	48,239	13,387
	Waskita Beton Precast Tbk PT	45,679,900	479,608
	Waskita Karya Persero Tbk PT	23,067,600	1,148,645
	Wijaya Karya Bangunan Gedung Tbk PT	9,746,500	117,164
	Wijaya Karya Beton Tbk PT	18,858,000	307,558
	Wijaya Karya Persero Tbk PT	15,622,307	1,263,819
	XL Axiata Tbk PT	4,427,500	605,188

TOTAL INDONESIA			83,714,683

MALAYSIA — (2.2%)
#	Duopharma Biotech Bhd	1,101,579	994,213
#	7-Eleven Malaysia Holdings Bhd, Class B	2,494,385	815,439
#	Aeon Co. M Bhd	2,831,200	470,762
#	AEON Credit Service M Bhd	428,700	941,122
#	AFFIN Bank Bhd	1,831,408	603,287
# *	AirAsia Group Bhd	5,873,600	777,703
*	AirAsia X Bhd	12,080,000	101,612
	Ajinomoto Malaysia Bhd	73,700	260,223
	Alliance Bank Malaysia Bhd	4,288,200	2,251,683
	Allianz Malaysia Bhd	178,300	565,850
# *	Ann Joo Resources Bhd	759,450	113,619
	Astro Malaysia Holdings Bhd	1,192,900	209,694
	Batu Kawan Bhd	5,600	20,380
# *	Berjaya Assets Bhd	2,897,000	184,647
*	Berjaya Corp. Bhd	15,836,628	723,538
*	Berjaya Land Bhd	3,396,100	143,204
	Berjaya Sports Toto Bhd	3,854,429	1,754,378
# *	Bermaz Auto Bhd	2,847,400	797,835
	BIMB Holdings Bhd	217,808	164,735
	Bintulu Port Holdings Bhd	25,900	24,229
# *	Boustead Holdings Bhd	2,115,528	290,508
*	Boustead Plantations Bhd	622,199	70,418
#	British American Tobacco Malaysia Bhd	375,300	914,193
*	Bumi Armada Bhd	10,538,800	560,796
	Bursa Malaysia Bhd	1,337,600	2,593,271

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Cahya Mata Sarawak Bhd	2,766,300	$720,091
	Carlsberg Brewery Malaysia Bhd, Class B	752,900	3,348,757
	Carotech Bhd	230,650	0
	CB Industrial Product Holding Bhd	832,940	176,263
	Comfort Glove Bhd	96,400	91,748
	CSC Steel Holdings Bhd	353,800	69,480
*	Cypark Resources Bhd	1,120,950	218,253
	D&O Green Technologies Bhd	3,187,700	853,730
*	Dagang NeXchange Bhd	2,019,400	85,406
#	Datasonic Group Bhd	5,773,600	716,206
# *	Dayang Enterprise Holdings Bhd	1,552,175	281,133
	DRB-Hicom Bhd	3,367,800	1,541,157
	Dufu Technology Corp. Bhd	212,800	162,171
	Dutch Lady Milk Industries Bhd	94,900	789,948
	Eastern & Oriental Bhd	1,774,707	154,026
# *	Eco World Development Group Bhd	3,876,700	354,748
# *	Eco World International Bhd	872,100	77,646
	Econpile Holdings Bhd	526,300	41,167
	Ekovest BHD	6,010,550	679,742
	FAR East Holdings BHD	258,300	158,178
	FGV Holdings Bhd	7,197,600	1,837,723
	Formosa Prosonic Industries BHD	143,000	54,490
	Frontken Corp. Bhd	2,292,300	1,939,730
	Gabungan AQRS Bhd	1,376,410	198,729
	Gadang Holdings Bhd	1,732,500	154,479
#	Gas Malaysia Bhd	817,500	531,124
	George Kent Malaysia Bhd	1,061,800	171,294
	Globetronics Technology Bhd	2,494,772	1,713,558
	Golden Plus Holding Bhd	216,000	0
	Guan Chong Bhd	995,200	678,679
	GuocoLand Malaysia Bhd	455,300	49,372
	Hai-O Enterprise Bhd	793,320	380,399
	HAP Seng Consolidated Bhd	683,140	1,204,751
	Heineken Malaysia Bhd	418,300	1,813,023
# *	Hengyuan Refining Co. Bhd	528,400	335,084
	HeveaBoard Bhd	526,300	63,369
	Hiap Teck Venture Bhd	3,287,000	146,502
# *	Hibiscus Petroleum Bhd	5,289,200	587,717
	Hong Leong Industries Bhd	417,400	749,305
*	HSS Engineers Bhd	142,700	13,733
	Hup Seng Industries Bhd	1,201,533	264,734
*	IGB Bhd	659,423	395,293
	IJM Corp. Bhd	1,463,600	471,928
	IJM Plantations Bhd	650,100	257,681
	Inari Amertron Bhd	3,375,145	2,065,696
	Inch Kenneth Kajang Rubber P.L.C	291,900	36,868
	Insas Bhd	1,987,381	353,950
# *	Iskandar Waterfront City Bhd	2,071,200	236,815
# *	JAKS Resources Bhd	2,245,800	232,611
# *	Jaya Tiasa Holdings Bhd	1,574,827	271,820
#	JHM Consolidation Bhd	1,456,900	611,886
	Johore Tin Bhd	232,200	88,352
	Karex Bhd	97,000	17,477
	Keck Seng Malaysia Bhd	444,550	393,996
	Kenanga Investment Bank Bhd	121,900	22,011
	Kerjaya Prospek Group Bhd	1,416,390	308,467
	Kim Loong Resources Bhd	933,780	301,487
# *	KNM Group Bhd	10,457,580	378,874
	KPJ Healthcare Bhd	11,984,400	2,453,736

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	Kretam Holdings Bhd	2,761,800	$335,986
*	Kronologi Asia Bhd	874,500	108,929
# *	KSL Holdings Bhd	952,318	105,515
	Kumpulan Fima BHD	353,150	123,179
	Land & General Bhd	7,564,960	155,246
# *	LBS Bina Group Bhd	3,472,116	304,790
	Leong Hup International Bhd	78,400	12,567
	Lii Hen Industries Bhd	376,500	360,725
	Lingkaran Trans Kota Holdings Bhd	749,500	704,126
Ω	Lotte Chemical Titan Holding Bhd	1,472,200	737,507
	LPI Capital Bhd	356,024	1,094,605
	Magni-Tech Industries Bhd	695,033	387,242
#	Magnum Bhd	3,905,163	1,879,950
#	Mah Sing Group Bhd	4,608,587	1,010,784
	Malakoff Corp. Bhd	6,200,500	1,380,783
#	Malayan Flour Mills Bhd	2,753,275	381,387
	Malaysia Building Society Bhd	7,828,966	923,671
	Malaysian Pacific Industries Bhd	471,313	2,499,500
	Malaysian Resources Corp. Bhd	9,629,598	869,028
#	Matrix Concepts Holdings Bhd	2,711,358	1,037,982
	MBM Resources BHD	638,396	406,047
#	Media Chinese International, Ltd.	2,642,200	92,137
	Mega First Corp. Bhd	1,123,900	1,882,950
	Mi Technovation Bhd	51,700	49,803
#	MKH Bhd	1,794,734	513,611
#	MMC Corp. Bhd	1,901,100	330,116
#	MNRB Holdings Bhd	1,379,988	286,013
# *	MPHB Capital Bhd	1,429,100	313,560
	Muda Holdings Bhd	520,200	201,832
*	Muhibbah Engineering M Bhd	1,304,050	229,038
*	Mulpha International Bhd	620,230	185,188
	My EG Services Bhd	2,940,100	972,792
	NTPM Holdings Bhd	640,000	111,464
*	OCK Group Bhd	1,605,300	154,698
	Oriental Holdings BHD	679,900	830,393
#	OSK Holdings Bhd	6,552,855	1,175,349
	Padini Holdings Bhd	1,692,800	847,991
	Panasonic Manufacturing Malaysia Bhd	40,784	276,406
	Pantech Group Holdings Bhd	1,438,719	121,352
#	Paramount Corp. Bhd	1,181,255	202,023
	Pentamaster Corp. Bhd	2,049,665	2,485,405
*	PESTECH International Bhd	190,000	30,475
#	Petron Malaysia Refining & Marketing Bhd	309,400	227,230
	PIE Industrial Bhd	580,300	238,965
# *	Pos Malaysia Bhd	1,104,600	249,926
	Power Root Bhd	150,600	75,032
#	Ranhill Utilities Bhd	1,801,294	368,248
	RCE Capital Bhd	72,500	33,145
	RGB International Bhd	1,303,514	36,106
*	Rimbunan Sawit Bhd	321,700	20,180
	Sam Engineering & Equipment M Bhd	154,700	232,865
*	Sapura Energy Bhd	37,991,700	920,213
	Sarawak Oil Palms Bhd	803,804	680,537
#	Scientex Bhd	1,191,224	3,408,352
#	SEG International BHD	145,885	22,492
	Serba Dinamik Holdings Bhd	2,387,500	880,109
	Shangri-La Hotels Malaysia Bhd	406,900	389,080
#	Sime Darby Property Bhd	5,180,500	673,010
	SKP Resources Bhd	2,130,500	901,946

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	SP Setia Bhd Group	3,125,400	$519,623
*	Sumatec Resources Bhd	6,536,100	2,989
	Sunway Construction Group Bhd	1,364,236	595,327
	Suria Capital Holdings Bhd	613,860	122,563
#	Syarikat Takaful Malaysia Keluarga Bhd	1,279,700	1,302,703
#	Ta Ann Holdings Bhd	1,338,289	847,975
#	TA Enterprise Bhd	7,022,300	1,039,627
*	TA Global Bhd	5,952,140	379,464
#	Taliworks Corp. Bhd	2,466,716	481,157
#	Tan Chong Motor Holdings Bhd	632,900	154,789
	Thong Guan Industries Bhd	490,000	351,531
	TIME dotCom Bhd	832,088	2,578,299
	TMC Life Sciences Bhd	1,213,500	140,317
# *	Tropicana Corp. Bhd	3,320,390	651,314
	TSH Resources Bhd	2,420,200	545,702
*	Tune Protect Group Bhd	650,600	46,980
#	Uchi Technologies Bhd	1,392,800	875,250
	UEM Edgenta Bhd	1,336,800	604,167
*	UEM Sunrise Bhd	6,951,100	619,839
	UMW Holdings Bhd	1,221,300	647,107
	Unisem M Bhd	97,800	120,070
#	United Malacca Bhd	466,350	532,546
	United Plantations Bhd	671,400	2,327,630
	UOA Development Bhd	4,476,100	1,604,906
*	Velesto Energy Bhd	14,366,808	399,632
	ViTrox Corp. Bhd	222,500	760,602
*	Vivocom International Holdings Bhd	5,070,832	60,944
*	Vizione Holdings Bhd	761,028	73,509
	VS Industry Bhd	1,529,737	862,597
	Wah Seong Corp. Bhd	545,777	51,304
# *	WCT Holdings Bhd	3,776,688	332,507
#	Wellcall Holdings Bhd	1,845,300	466,705
	Widad Group Bhd	767,800	123,614
	Yinson Holdings Bhd	808,100	890,598
# *	YNH Property Bhd	3,279,116	2,217,356
*	YTL Corp. Bhd	107,063	18,694
*	YTL Power International Bhd	765,743	118,028

TOTAL MALAYSIA			107,591,478

MEXICO — (2.5%)
#	ALEATICA S.A.B. de C.V.	228,600	215,651
	Alfa S.A.B. de C.V., Class A	858,225	573,728
#	Alpek S.A.B. de C.V.	2,437,309	1,837,332
# *	Alsea S.A.B. de C.V.	2,533,365	2,202,355
# *	Axtel S.A.B. de C.V.	7,041,964	2,635,985
# * Ω	Banco del Bajio SA	3,780,922	3,135,394
#	Bolsa Mexicana de Valores S.A.B. de C.V.	2,956,674	6,018,866
*	CMR S.A.B. de C.V.	1,323	147
*	Consorcio ARA S.A.B. de C.V.	6,291,257	759,287
# *	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	147,981	1,166,090
# *	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	1,595,470
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	226,154
# *	Corp. Actinver S.A.B. de C.V.	198,770	80,589
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,020,051	6,494,927
	Corp. Moctezuma S.A.B. de C.V.	880,024	2,281,843
	Corporativo Fragua S.A.B. de C.V.	3	31
*	Corporativo GBM S.A.B. de C.V.	24,619	10,684
	Corpovael S.A. de C.V.	73,341	21,091
*	Credito Real S.A.B. de C.V. SOFOM ER	1,622,957	841,644

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Cydsa S.A.B. de C.V.	10,875	$10,751
# * Ω	Elementia S.A.B. de C.V.	642,287	339,138
# *	Empresas ICA S.A.B. de C.V.	3,768,186	15,897
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	3,187	1,104
# *	Genomma Lab Internacional S.A.B. de C.V., Class B	5,197,739	4,636,222
*	Gentera S.A.B. de C.V.	6,637,754	1,564,659
# *	Grupo Aeromexico S.A.B. de C.V.	704,597	141,507
# *	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,882,745	8,503,263
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	10,176	1,173,802
	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,057,798	5,334,994
	Grupo Comercial Chedraui S.A. de C.V.	2,302,586	2,930,949
# *	Grupo GICSA SAB de CV	2,528,781	374,343
#	Grupo Herdez S.A.B. de C.V.	1,654,057	2,945,277
# *	Grupo Hotelero Santa Fe S.A.B. de C.V.	618,935	115,842
# *	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	1,025,499
#	Grupo KUO S.A.B. de C.V., Class B	758,658	1,645,252
#	Grupo Lala S.A.B. de C.V.	1,598,237	979,520
# *	Grupo Pochteca S.A.B. de C.V.	561,552	167,183
# *	Grupo Posadas S.A.B. de C.V.	198,900	195,510
*	Grupo Qumma S.A. de C.V., Class B	105,334	0
#	Grupo Rotoplas S.A.B. de C.V.	879,147	766,764
	Grupo Sanborns S.A.B. de C.V.	905,924	784,780
#	Grupo Simec S.A.B. de C.V., Class B	1,038,171	3,132,402
*	Grupo Sports World S.A.B. de C.V.	662,018	205,988
# *	Grupo Televisa S.A.B.	327,121	416,391
* Ω	Grupo Traxion S.A.B. de C.V.	317,143	245,204
# *	Hoteles City Express S.A.B. de C.V.	2,156,111	548,900
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	10,023	373,958
#	Industrias Bachoco S.A.B. de C.V., Class B	1,262,776	3,924,985
#	Industrias CH S.A.B. de C.V., Class B	1,845,838	7,396,753
#	La Comer S.A.B. de C.V.	3,863,326	7,057,676
	Megacable Holdings S.A.B. de C.V.	2,955,539	9,363,422
# *	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	422,963
# *	Minera Frisco S.A.B. de C.V., Class A2	3,084,098	580,136
# Ω	Nemak S.A.B. de C.V.	3,255,716	999,209
	Orbia Advance Corp. S.A.B. de C.V.	277,849	493,701
*	Organizacion Cultiba S.A.B. de C.V.	1,205,623	825,290
*	Organizacion Soriana S.A.B. de C.V., Class B	348,965	265,859
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	760,848	5,019,950
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	7,839	38,231
	Qualitas Controladora S.A.B. de C.V.	1,245,290	4,990,788
# *	Regional S.A.B. de C.V.	1,094,016	2,970,294
	Sanluis Corp. SA B	4,642	0
	Sanluis Corp. SA C	4,642	0
	SANLUIS RASSINI A	3,300	0
# *	Telesites S.A.B. de C.V.	8,717,173	8,042,575
*	Unifin Financiera S.A.B. de C.V.	957,184	830,313
*	Vitro S.A.B. de C.V., Class A	833,452	990,170

TOTAL MEXICO			122,884,682

PHILIPPINES — (1.1%)
*	8990 Holdings, Inc.	3,671,200	582,672
	A Soriano Corp.	3,051,811	413,521
	AC Energy Corp.	6,571,000	506,212
	ACR Mining Corp.	48,205	3,343
*	AgriNurture, Inc.	1,481,200	246,068
*	Alliance Global Group, Inc.	9,526,900	1,561,054
	Alsons Consolidated Resources, Inc.	4,246,000	117,615
*	Apex Mining Co., Inc.	5,876,000	226,916

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	AyalaLand Logistics Holdings Corp.	5,392,000	$305,215
	Belle Corp.	20,715,400	598,842
	Bloomberry Resorts Corp.	17,229,900	2,519,635
*	Cebu Air, Inc.	1,353,740	1,085,345
	Cebu Holdings, Inc.	3,294,900	406,814
* Ω	CEMEX Holdings Philippines, Inc.	15,710,263	512,618
	Century Pacific Food, Inc.	4,428,600	1,419,394
	Century Properties Group, Inc.	10,951,151	81,363
	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	44,189
	China Banking Corp.	7,024,728	3,171,243
	COL Financial Group, Inc.	92,200	53,290
	Cosco Capital, Inc.	13,587,800	1,437,536
	D&L Industries, Inc.	13,467,900	1,732,165
	DMCI Holdings, Inc.	9,182,800	831,742
*	DoubleDragon Properties Corp.	3,626,490	1,052,220
*	Eagle Cement Corp.	574,500	177,144
*	East West Banking Corp.	3,045,500	600,089
	EEI Corp.	1,215,300	180,258
	Emperador, Inc.	4,756,900	985,147
*	Empire East Land Holdings, Inc.	467,000	2,798
	Filinvest Development Corp.	3,592,622	719,585
	Filinvest Land, Inc.	68,669,577	1,375,141
	First Gen Corp.	366,000	215,625
	First Philippine Holdings Corp.	1,866,110	2,420,999
*	Global Ferronickel Holdings, Inc.	6,969,911	189,537
*	Global-Estate Resorts, Inc.	2,410,000	37,303
	GT Capital Holdings, Inc.	66,960	594,247
*	Holcim Philippines, Inc.	2,082,100	245,442
*	Integrated Micro-Electronics, Inc.	3,432,814	456,561
	Lopez Holdings Corp.	7,583,000	402,317
	LT Group, Inc.	841,700	200,623
*	MacroAsia Corp.	2,168,232	227,924
	Manila Water Co., Inc.	7,255,700	2,096,466
	Max’s Group, Inc.	922,900	112,555
	Megawide Construction Corp.	3,761,308	582,087
*	Megaworld Corp.	5,203,000	325,499
	METRO PACIFIC Corp. COM	1,827,193	0
	Metro Pacific Investments Corp.	1,278,000	105,738
	Nickel Asia Corp.	15,456,600	1,200,965
	Petron Corp.	14,538,800	921,886
	Philex Mining Corp.	5,473,700	612,631
*	Philippine National Bank	2,324,726	1,306,215
*	Philippine National Construction Corp.	173,000	3,285
	Philippine Savings Bank	490,477	539,503
*	Philippine Stock Exchange, Inc. (The)	120,992	416,906
	Philippine Townships, Inc.	318,732	0
	Philtown Properties, Inc.	111,562	0
	Phoenix Petroleum Philippines, Inc.	1,622,380	436,412
*	Pilipinas Shell Petroleum Corp.	1,463,690	498,627
	Premium Leisure Corp.	19,737,000	130,533
	Puregold Price Club, Inc.	2,085,990	1,777,816
*	PXP Energy Corp.	3,703,500	927,858
	RFM Corp.	8,554,068	830,435
	Rizal Commercial Banking Corp.	3,253,152	1,147,263
	Robinsons Land Corp.	12,939,651	4,007,215
	Robinsons Retail Holdings, Inc.	1,579,000	2,092,907
	San Miguel Food and Beverage, Inc.	117,440	154,939
	Security Bank Corp.	318,480	632,814
	Semirara Mining & Power Corp.	3,543,200	774,929

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Shakey’s Pizza Asia Ventures, Inc.	274,900	$38,943
*	SSI Group, Inc.	4,087,000	110,670
*	Top Frontier Investment Holdings, Inc.	2,580	6,709
	Union Bank of the Philippines	1,467,341	1,678,243
	Vista Land & Lifescapes, Inc.	35,404,600	2,462,352
	Vistamalls, Inc.	589,600	50,162
	Wilcon Depot, Inc.	5,574,600	1,648,543

TOTAL PHILIPPINES			55,570,858

POLAND — (0.9%)
*	11 bit studios SA	3,990	485,821
*	AB SA	2,202	14,806
*	Agora SA	182,872	205,333
# *	Alior Bank SA	288,715	828,485
*	Alumetal SA	7,000	63,690
	Amica SA	22,822	807,780
# *	AmRest Holdings SE	12,941	45,074
	Apator SA	63,508	313,104
	Asseco Poland SA	41,114	666,344
# *	Bank Handlowy w Warszawie SA	29,684	207,379
*	Bank Millennium SA	411,492	225,058
# *	Bank Ochrony Srodowiska SA	39,255	45,857
*	Benefit Systems SA	415	58,448
# *	Bioton SA	211,668	220,594
*	Boryszew SA	207,243	139,259
	Budimex SA	80,537	4,763,377
# *	CCC SA	73,868	724,239
	Celon Pharma SA	2,420	20,581
*	CI Games SA	67,015	18,328
*	Ciech SA	163,584	1,075,358
	ComArch SA	13,615	664,403
*	Develia SA	1,554,787	629,012
	Dom Development SA	13,222	314,148
	Echo Investment SA	22,550	21,404
# *	Enea SA	1,160,916	1,327,706
*	Eurocash SA	379,837	1,115,904
*	Fabryki Mebli Forte SA	84,093	761,219
# *	Famur SA	1,178,516	406,592
	Firma Oponiarska Debica SA	13,064	232,388
*	Getin Noble Bank SA	2,585,838	105,675
*	Globe Trade Centre SA	449,775	616,906
*	Grupa Azoty SA	106,583	552,982
*	Grupa Azoty Zaklady Chemiczne Police SA	160,566	442,468
	Grupa Kety SA	71,825	7,448,854
*	Inter Cars SA	41,146	2,102,571
*	Jastrzebska Spolka Weglowa SA	309,945	1,193,796
	Kernel Holding SA	343,058	3,341,390
*	KRUK SA	82,186	2,335,057
	Lentex SA	107,400	239,515
	LiveChat Software SA	9,469	228,407
*	Lubelski Wegiel Bogdanka SA	56,299	211,141
# *	Mabion SA	3,166	17,284
*	Netia SA	562,062	637,824
#	Neuca SA	424	56,237
	NEWAG SA	522	2,879
*	Orange Polska SA	2,289,649	3,519,558
# *	PKP Cargo SA	144,082	332,365
#	PlayWay SA	3,415	448,985
	Stalexport Autostrady SA	522,891	354,268

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
# *	Tauron Polska Energia SA	5,651,822	$2,484,022
	Tim SA/Siechnice	4,029	13,773
# *	VRG SA	1,109,359	561,207
	Warsaw Stock Exchange	81,659	888,720
#	Wawel SA	2,250	304,751
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,597
*	Zespol Elektrowni Patnow Adamow Konin SA	91,906	220,852

TOTAL POLAND			45,068,775

QATAR — (0.4%)
	Commercial Bank PSQC (The)	0	0
	Aamal Co.	5,119,682	1,121,402
	Al Khaleej Takaful Group QSC	689,282	359,282
	Al Khalij Commercial Bank PQSC	623,023	308,301
	Al Meera Consumer Goods Co. QSC	162,639	893,321
	Alijarah Holding Co.	1,568,921	492,089
	Barwa Real Estate Co.	1,140,678	1,044,752
*	Doha Bank QPSC	1,658,035	1,107,381
*	Gulf International Services QSC	2,424,025	1,025,377
	Gulf Warehousing Co.	479,965	657,531
*	Mazaya Qatar Real Estate Development QSC	2,434,319	669,367
	Medicare Group	430,007	1,014,879
*	Qatar First Bank	3,189,553	1,412,877
	Qatar Gas Transport Co., Ltd.	1,885,973	1,390,015
	Qatar Insurance Co. SAQ	1,652,730	1,039,396
	Qatar International Islamic Bank QSC	350,904	797,022
	Qatar National Cement Co. QSC	375,093	397,326
	Qatar Navigation QSC	372,755	613,056
*	Salam International Investment, Ltd. QSC	2,075,692	317,521
	United Development Co. QSC	5,408,706	2,195,079
	Vodafone Qatar QSC	3,981,518	1,414,028
	Widam Food Co.	279,974	524,490

TOTAL QATAR			18,794,492

RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	434,205	701,241
	Globaltrans Investment P.L.C., GDR	269,150	1,523,389
	LSR Group PJSC, GDR	171,026	377,112
	Magnitogorsk Iron & Steel Works PJSC, GDR	81,229	498,746
*	Mail.Ru Group, Ltd., GDR	165,655	4,348,444
*	Mechel PJSC, Sponsored ADR	94,871	126,178
	PhosAgro PJSC, GDR	310,672	3,578,942
	QIWI P.L.C., Sponsored ADR	93,804	1,368,600
	Ros Agro P.L.C., GDR	46,956	431,056
	Rostelecom PJSC, Sponsored ADR	167,414	1,161,853
	RusHydro PJSC, ADR	826,374	706,798
	VEON, Ltd., ADR	1,649,123	2,061,404
	VTB Bank PJSC, GDR	27,705	21,513

TOTAL RUSSIA			16,905,276

SAUDI ARABIA — (1.1%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	42,732	145,703
	Al Babtain Power & Telecommunication Co.	17,877	122,015
	Al Etihad Cooperative Insurance	35,560	171,746
*	Al Hammadi Co. for Development and Investment	50,064	377,169
*	Al Hassan Ghazi Ibrahim Shaker Co.	48,704	168,117
	Al Jouf Agricultural Development Co.	42,476	375,932
*	Al Jouf Cement Co.	223,614	621,149

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Khaleej Training and Education Co.	29,442	$145,278
	Al Moammar Information Systems Co.	4,802	91,218
*	Al Rajhi Co. for Co-operative Insurance	30,956	669,621
*	Al Yamamah Steel Industries Co.	69,971	401,144
*	AlAbdullatif Industrial Investment Co.	24,661	89,259
	Alandalus Property Co.	83,420	437,719
	Aldrees Petroleum and Transport Services Co.	55,677	942,307
	Arabian Cement Co.	107,811	883,990
	Arabian Pipes Co.	57,224	211,715
*	Arabian Shield Cooperative Insurance Co.	24,725	118,359
	Arriyadh Development Co.	114,990	514,804
*	Aseer Trading Tourism & Manufacturing Co.	136,620	438,551
*	Astra Industrial Group	90,830	530,964
*	AXA Cooperative Insurance Co.	4,413	40,750
*	Basic Chemical Industries, Ltd.	23,915	178,731
*	Bawan Co.	31,695	171,570
*	City Cement Co.	216,166	1,153,365
*	Co. for Cooperative Insurance (The)	1,986	42,848
	Dallah Healthcare Co.	34,457	404,368
*	Dar Al Arkan Real Estate Development Co.	2,210,146	4,697,058
	Dur Hospitality Co.	39,412	270,024
	Eastern Province Cement Co.	60,529	559,513
*	Electrical Industries Co.	18,361	92,898
*	Emaar Economic City	881,112	2,089,280
*	Fitaihi Holding Group	26,313	106,707
*	Hail Cement Co.	153,844	594,632
	Halwani Brothers Co.	6,265	103,210
	Herfy Food Services Co.	35,172	453,056
*	Jazan Energy and Development Co.	86,300	322,188
*	L’Azurde Co. for Jewelry	41,602	171,007
	Leejam Sports Co. JSC	55,696	918,744
*	Methanol Chemicals Co.	207,080	527,093
*	Middle East Healthcare Co.	17,280	154,831
*	Middle East Paper Co.	31,285	133,728
*	Mobile Telecommunications Co. Saudi Arabia	1,220,752	4,005,272
	Najran Cement Co.	214,164	896,255
*	Nama Chemicals Co.	69,924	498,673
*	National Agriculture Development Co. (The)	139,945	1,054,875
*	National Co., for Glass Manufacturing (The)	21,596	135,856
	National Gas & Industrialization Co.	55,760	432,526
	National Gypsum	28,033	174,080
*	National Industrialization Co.	776,731	2,340,554
	National Medical Care Co.	54,484	757,079
	Northern Region Cement Co.	204,341	605,817
	Qassim Cement Co. (The)	46,113	845,765
*	Red Sea International Co.	6,940	32,448
	Saudi Airlines Catering Co.	90,319	1,871,785
	Saudi Automotive Services Co.	46,554	356,416
	Saudi Cement Co.	127,929	1,845,776
*	Saudi Ceramic Co.	80,858	835,494
*	Saudi Chemical Co., Holding	121,919	1,007,365
	Saudi Co. For Hardware CJSC	42,940	528,236
*	Saudi Ground Services Co.	133,610	996,863
	Saudi Industrial Investment Group	175,967	951,397
	Saudi Industrial Services Co.	96,222	728,204
*	Saudi Marketing Co.	88,696	638,560
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	0	0
*	Saudi Printing & Packaging Co.	96,359	547,926
*	Saudi Public Transport Co.	113,420	452,988

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Re for Cooperative Reinsurance Co.	163,447	$461,360
*	Saudi Real Estate Co.	181,581	705,905
*	Saudi Research & Marketing Group	55,399	1,009,916
	Saudia Dairy & Foodstuff Co.	4,294	194,236
*	Seera Group Holding	567,775	2,527,126
	Southern Province Cement Co.	45,054	806,880
*	Tabuk Cement Co.	105,701	408,288
*	Takween Advanced Industries Co.	104,689	306,040
	Umm Al-Qura Cement Co.	67,155	450,388
	United Electronics Co.	100,655	2,050,253
	United International Transportation Co.	53,158	480,240
	Yamama Cement Co.	187,784	1,252,293
	Yanbu Cement Co.	182,159	1,605,343
	Zahrat Al Waha For Trading Co.	13,014	197,754
*	Zamil Industrial Investment Co.	52,541	286,330

TOTAL SAUDI ARABIA			55,924,923

SOUTH AFRICA — (3.8%)
	Adcock Ingram Holdings, Ltd.	155,195	385,946
*	Adcorp Holdings, Ltd.	347,188	77,348
	Advtech, Ltd.	3,194,218	1,595,523
	AECI, Ltd.	827,178	3,877,377
	African Oxygen, Ltd.	666,500	986,326
	African Rainbow Minerals, Ltd.	451,586	6,351,861
	Afrimat, Ltd.	287,304	671,660
	Alexander Forbes Group Holdings, Ltd.	4,754,756	986,203
	Allied Electronics Corp., Ltd., Class A	940,823	1,545,697
	Alviva Holdings, Ltd.	601,842	256,328
	Astral Foods, Ltd.	213,920	1,517,063
	AVI, Ltd.	1,372,105	6,214,510
	Barloworld, Ltd.	1,304,192	4,582,217
*	Blue Label Telecoms, Ltd.	2,179,024	474,111
# *	Brait SE	4,803,396	1,044,488
	Cashbuild, Ltd.	127,795	1,729,107
	Caxton and CTP Publishers and Printers, Ltd.	323,754	97,497
	City Lodge Hotels, Ltd.	1,465,181	227,008
	Clicks Group, Ltd.	283,109	4,094,720
	Coronation Fund Managers, Ltd.	963,140	2,229,625
#	Curro Holdings, Ltd.	907,004	557,326
*	DataTec, Ltd.	2,079,323	2,819,818
# Ω	Dis-Chem Pharmacies, Ltd.	904,728	1,003,955
	Distell Group Holdings, Ltd.	180,903	904,795
	DRDGOLD, Ltd.	1,451,771	1,605,741
*	enX Group, Ltd.	14,070	3,290
	Famous Brands, Ltd.	430,803	1,142,544
	Foschini Group, Ltd. (The)	934,267	4,975,152
	Gold Fields, Ltd.	108,855	1,177,287
	Gold Fields, Ltd., Sponsored ADR	1,266,996	13,848,266
*	Grand Parade Investments, Ltd.	1,258,031	160,142
*	Grindrod Shipping Holdings, Ltd.	44,624	165,155
	Grindrod, Ltd.	3,235,596	746,185
*	Harmony Gold Mining Co., Ltd.	19,597	97,597
# *	Harmony Gold Mining Co., Ltd., Sponsored ADR	1,937,941	9,515,290
	Hudaco Industries, Ltd.	160,823	781,626
#	Impala Platinum Holdings, Ltd.	1,297,780	11,550,658
	Imperial Logistics, Ltd.	691,403	1,466,203
	Investec, Ltd.	33,577	61,825
	Italtile, Ltd.	818,897	654,642
	JSE, Ltd.	493,531	3,293,021

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	KAP Industrial Holdings, Ltd.	10,946,118	$1,558,536
	Lewis Group, Ltd.	667,566	652,958
	Liberty Holdings, Ltd.	658,491	2,179,254
	Life Healthcare Group Holdings, Ltd.	5,555,949	5,555,268
*	Long4Life, Ltd.	2,687,927	445,879
# *	Massmart Holdings, Ltd.	437,781	889,132
	Merafe Resources, Ltd.	3,009,333	85,485
*	Metair Investments, Ltd.	1,113,445	1,128,855
	MiX Telematics, Ltd.	37,895	12,681
	MiX Telematics, Ltd., Sponsored ADR	27,358	233,364
	Momentum Metropolitan Holdings	5,301,963	4,241,657
#	Motus Holdings, Ltd.	459,916	1,184,043
	Mpact, Ltd.	1,327,740	846,092
	Mr. Price Group, Ltd.	93,783	709,466
*	Murray & Roberts Holdings, Ltd.	3,641,515	1,821,710
*	Nampak, Ltd.	2,439,174	128,167
	NEPI Rockcastle P.L.C	10,993	38,984
*	Net 1 UEPS Technologies, Inc.	776	2,257
	Netcare, Ltd.	3,444,416	2,726,103
*	Northam Platinum, Ltd.	1,057,434	10,159,750
	Oceana Group, Ltd.	300,036	1,096,549
*	Omnia Holdings, Ltd.	1,412,596	3,307,473
Ω	Pepkor Holdings, Ltd.	233,264	171,599
	Pick n Pay Stores, Ltd.	1,080,815	3,403,759
*	PPC, Ltd.	8,590,118	281,339
#	PSG Group, Ltd.	133,441	431,254
	PSG Konsult, Ltd.	744,984	361,069
	Raubex Group, Ltd.	1,303,847	1,602,077
#	RCL Foods, Ltd.	716,485	324,929
	Reunert, Ltd.	1,003,917	2,070,493
#	RFG Holdings, Ltd.	524,214	408,466
# *	Royal Bafokeng Platinum, Ltd.	617,502	2,226,722
	Santam, Ltd.	202,450	3,054,095
*	Sappi, Ltd.	1,381,096	1,970,628
	Sibanye Stillwater, Ltd.	3,593,907	10,597,423
	SPAR Group, Ltd. (The)	830,715	8,806,484
	Spur Corp., Ltd.	330,941	326,475
# *	Sun International, Ltd.	1,689,029	1,402,455
*	Super Group, Ltd.	2,424,470	2,718,770
	Telkom SA SOC, Ltd.	1,073,635	1,689,379
	Tiger Brands, Ltd.	64,304	797,632
# *	Tongaat Hulett, Ltd.	431,534	159,621
	Transaction Capital, Ltd.	1,555,729	1,899,915
	Trencor, Ltd.	903,601	229,185
	Truworths International, Ltd.	1,504,761	2,902,732
	Tsogo Sun Gaming, Ltd.	2,258,092	483,148
*	Tsogo Sun Hotels, Ltd.	92,144	7,744
	Wilson Bayly Holmes-Ovcon, Ltd.	403,317	2,104,099
	Woolworths Holdings, Ltd.	994,316	2,135,650

TOTAL SOUTH AFRICA			187,045,938

SOUTH KOREA — (15.1%)
# *	3S Korea Co., Ltd.	251,524	456,434
	AbClon, Inc.	0	0
	ABco Electronics Co., Ltd.	50,300	289,422
*	Able C&C Co., Ltd.	41,842	270,177
#	ABOV Semiconductor Co., Ltd.	57,340	480,512
# *	Abpro Bio Co., Ltd.	630,240	453,176
*	Actoz Soft Co., Ltd.	26,888	253,424

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	ADTechnology Co., Ltd.	48,621	$1,007,558
# *	Advanced Cosmeceutical Technology Co., Ltd.	97,584	72,240
*	Advanced Digital Chips, Inc.	143,496	98,201
	Advanced Nano Products Co., Ltd.	39,732	981,960
	Advanced Process Systems Corp.	66,690	1,241,810
	Aekyung Petrochemical Co., Ltd.	64,605	413,518
*	AeroSpace Technology of Korea, Inc.	16,794	59,176
	AfreecaTV Co., Ltd.	45,792	2,428,010
# *	Agabang&Company	135,769	305,642
	Ahn-Gook Pharmaceutical Co., Ltd.	41,958	455,256
	Ahnlab, Inc.	36,245	2,020,010
*	Air Busan Co., Ltd.	6,451	19,030
	AJ Networks Co., Ltd.	73,938	233,113
*	Ajin Industrial Co., Ltd.	102,112	262,905
	Aju Capital Co., Ltd.	4,764	49,893
	AK Holdings, Inc.	28,001	424,755
*	Alpha Holdings, Inc.	8,313	30,560
# *	ALUKO Co., Ltd.	233,226	896,224
*	Amicogen, Inc.	15,023	409,390
*	Aminologics Co., Ltd.	376,643	651,010
# *	Amotech Co., Ltd.	34,287	915,637
*	Anam Electronics Co., Ltd.	228,730	455,619
*	Ananti, Inc.	252,759	1,869,200
# *	Anapass, Inc.	46,012	828,991
	Anterogen Co., Ltd.	0	0
*	Apact Co., Ltd.	71,606	394,773
*	Aprogen Healthcare & Games, Inc.	348,018	189,426
*	Aprogen KIC, Inc.	115,172	174,047
*	Aprogen pharmaceuticals, Inc.	861,356	956,675
*	APS Holdings Corp.	83,009	503,387
*	Arion Technology, Inc.	51,658	4,695
	Asia Cement Co., Ltd.	7,082	347,719
	ASIA Holdings Co., Ltd.	4,976	346,302
	Asia Paper Manufacturing Co., Ltd.	22,018	600,703
*	Asiana Airlines, Inc.	305,630	974,943
#	Atec Co., Ltd.	15,058	397,543
*	A-Tech Solution Co., Ltd.	10,226	90,118
#	Atinum Investment Co., Ltd.	186,408	378,156
	AUK Corp.	135,338	280,751
	Aurora World Corp.	32,803	252,183
	Austem Co., Ltd.	53,159	133,653
#	Autech Corp.	107,090	1,184,737
#	Avaco Co., Ltd.	66,951	539,141
	Avatec Co., Ltd.	5,446	39,574
#	Baiksan Co., Ltd.	57,960	230,689
# *	Barun Electronics Co., Ltd.	10,909	37,675
# *	Barunson Entertainment & Arts Corp.	180,998	228,545
#	Bcworld Pharm Co., Ltd.	38,913	650,097
	BGF Co., Ltd.	172,418	610,967
# *	BH Co., Ltd.	135,604	2,457,087
*	Binex Co., Ltd.	149,241	3,230,289
	Binggrae Co., Ltd.	32,073	1,576,569
*	Biolog Device Co., Ltd.	126,061	168,864
#	BioSmart Co., Ltd.	80,924	711,573
# *	Biotoxtech Co., Ltd.	61,107	573,262
	BIT Computer Co., Ltd.	81,820	632,373
	Bixolon Co., Ltd.	53,803	202,273
*	Bluecom Co., Ltd.	53,146	279,724
	BNK Financial Group, Inc.	106,835	521,892

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Boditech Med, Inc.	116,473	$3,275,000
*	Bohae Brewery Co., Ltd.	576,129	420,782
	BoKwang Industry Co., Ltd.	76,420	438,435
#	Bolak Co., Ltd.	209,708	400,994
	Bookook Securities Co., Ltd.	14,493	269,110
	Boryung Pharmaceutical Co., Ltd.	124,100	1,542,570
# *	Bosung Power Technology Co., Ltd.	218,995	365,111
# *	Brain Contents Co., Ltd.	604,538	256,109
	Bubang Co., Ltd.	155,379	330,294
	Busan City Gas Co., Ltd.	8,952	391,054
	BYC Co., Ltd.	1,007	215,574
# *	BYON Co., Ltd.	332,849	555,683
*	Byucksan Corp.	184,748	298,396
*	Cafe24 Corp.	5,709	283,002
*	CammSys Corp.	340,736	827,381
*	Capro Corp.	185,810	500,943
	Caregen Co., Ltd.	27,611	1,465,808
	Cell Biotech Co., Ltd.	28,607	400,516
#	Changhae Ethanol Co., Ltd.	27,873	308,404
*	Charm Engineering Co., Ltd.	241,967	278,296
# *	Cheil Bio Co., Ltd.	11,457	79,011
#	Chemtronics Co., Ltd.	52,337	835,605
#	Cheryong Electric Co., Ltd.	59,212	256,697
# *	ChinHung International, Inc.	153,914	305,403
	Chinyang Holdings Corp.	126,076	299,789
# *	Choa Pharmaceutical Co.	127,356	538,094
*	Chokwang Leather Co., Ltd.	607	26,907
	Chokwang Paint, Ltd.	20,012	87,836
	Chong Kun Dang Pharmaceutical Corp.	34,997	4,731,361
	Chongkundang Holdings Corp.	14,661	1,262,513
#	Choong Ang Vaccine Laboratory	41,559	629,930
# *	Chorokbaem Media Co., Ltd.	484,198	904,278
	Chosun Refractories Co., Ltd.	7,263	474,264
	Chunbo Co., Ltd.	3,152	417,144
#	Chungdahm Learning, Inc.	30,605	555,424
# *	CJ CGV Co., Ltd.	93,784	1,675,247
#	CJ Freshway Corp.	30,839	442,849
# *	CJ Seafood Corp.	108,137	426,148
	CKD Bio Corp.	17,141	597,415
	Classys, Inc.	19,199	250,311
#	Clean & Science Co., Ltd.	28,813	786,702
	CLIO Cosmetics Co., Ltd.	33,489	468,124
# *	CMG Pharmaceutical Co., Ltd.	588,241	2,360,069
	Com2uSCorp	31,919	3,147,958
	Commax Co., Ltd.	61,101	244,388
# *	Coreana Cosmetics Co., Ltd.	172,532	809,798
*	CORESTEM, Inc.	22,616	470,456
	Cosmax BTI, Inc.	16,690	244,697
# *	COSMAX NBT, Inc.	72,519	523,381
	Cosmax, Inc.	44,693	4,162,781
# *	Cosmecca Korea Co., Ltd.	23,478	248,799
*	CosmoAM&T Co., Ltd.	113,486	1,340,377
# *	Cosmochemical Co., Ltd.	100,233	684,262
*	COSON Co., Ltd.	24,711	114,588
	COWELL FASHION Co., Ltd.	139,522	713,661
*	Creative & Innovative System	257,552	1,443,682
	Crown Confectionery Co., Ltd.	29,084	211,794
	CROWNHAITAI Holdings Co., Ltd.	33,065	258,904
	CS Wind Corp.	32,281	2,852,457

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	CTC BIO, Inc.	153,373	$994,666
#	Cuckoo Holdings Co., Ltd.	8,108	654,949
	Cuckoo Homesys Co., Ltd.	38,570	1,324,048
# *	Curo Co., Ltd.	697,107	370,802
	Cymechs, Inc.	40,521	466,259
	D.I Corp.	121,866	419,673
# *	DA Technology Co., Ltd.	60,673	379,641
	Dae Dong Industrial Co., Ltd.	89,084	522,137
	Dae Han Flour Mills Co., Ltd.	5,663	694,352
	Dae Hwa Pharmaceutical Co., Ltd.	72,540	853,863
	Dae Hyun Co., Ltd.	136,127	217,439
	Dae Won Chemical Co., Ltd.	135,603	174,156
	Dae Won Kang Up Co., Ltd.	165,207	589,783
# *	Dae Young Packaging Co., Ltd.	357,184	338,642
#	Daea TI Co., Ltd.	325,257	1,654,791
#	Daebongls Co., Ltd.	45,311	400,678
#	Daechang Co., Ltd.	290,712	298,175
	Daechang Forging Co., Ltd.	8,459	247,593
	Daeduck Co., Ltd.	64,469	350,712
*	Daeduck Electronics Co., Ltd.	99,329	872,022
# *	Daehan New Pharm Co., Ltd.	64,878	664,691
	Daehan Steel Co., Ltd.	58,990	342,850
*	Dae-Il Corp.	8,506	10,472
# *	Daejoo Electronic Materials Co., Ltd.	59,472	1,938,453
	Daekyo Co., Ltd.	128,572	429,916
	Daelim B&Co Co., Ltd.	53,948	260,894
	Daelim Construction Co., Ltd.	26,871	566,166
*	Daemyung Sonoseason Co., Ltd.	340,243	314,620
	Daeryuk Can Co., Ltd.	12,389	46,594
	Daesang Corp.	114,027	2,425,008
	Daesang Holdings Co., Ltd.	68,738	582,337
	Daesung Energy Co., Ltd.	37,543	175,641
	Daesung Holdings Co., Ltd.	26,734	542,774
*	Daesung Industrial Co., Ltd.	83,195	220,086
# *	Daewon Cable Co., Ltd.	284,615	238,092
*	Daewon Media Co., Ltd.	49,014	280,437
#	Daewon Pharmaceutical Co., Ltd.	72,949	1,150,362
#	Daewon San Up Co., Ltd.	66,379	337,976
# *	Daewoo Electronic Components Co., Ltd.	219,480	522,952
*	Daewoo Engineering & Construction Co., Ltd.	160,977	428,338
*	Dahaam E-Tec Co., Ltd.	2,100	38,217
	Daihan Pharmaceutical Co., Ltd.	27,048	697,283
	Daishin Securities Co., Ltd.	179,371	2,135,222
*	Daiyang Metal Co., Ltd.	2,014	5,485
# *	Danal Co., Ltd.	296,514	1,300,463
#	Danawa Co., Ltd.	41,387	1,093,480
	Daou Data Corp.	88,302	844,486
	Daou Technology, Inc.	141,450	2,348,870
*	Dasan Networks, Inc.	140,990	1,276,365
#	Dawonsys Co., Ltd.	111,447	2,071,121
# *	Dayou Automotive Seat Technology Co., Ltd.	311,517	216,753
*	Dayou Plus Co., Ltd.	354,517	241,680
	DB Financial Investment Co., Ltd.	173,967	593,031
	DB HiTek Co., Ltd.	181,092	5,141,635
*	DB, Inc.	631,128	380,759
	DCM Corp.	26,622	254,769
*	Dentium Co., Ltd.	38,428	1,269,293
# *	Deutsch Motors, Inc.	100,163	495,388
# *	Development Advance Solution Co., Ltd.	53,799	242,134

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Dexter Studios Co., Ltd.	7,066	$30,865
	DGB Financial Group, Inc.	644,591	3,539,769
	DHP Korea Co., Ltd.	62,988	419,140
	DI Dong Il Corp.	7,397	547,518
	Digital Chosun Co., Ltd.	183,547	412,967
#	Digital Daesung Co., Ltd.	65,314	393,830
#	Digital Power Communications Co., Ltd.	162,111	1,365,002
*	DIO Corp.	51,536	1,335,714
	Display Tech Co., Ltd.	52,616	160,475
	DMS Co., Ltd.	93,018	736,878
# *	DNF Co., Ltd.	50,037	556,549
	Dohwa Engineering Co., Ltd.	60,443	391,039
	Dong A Eltek Co., Ltd.	19,652	135,816
	Dong Ah Tire & Rubber Co., Ltd.	38,282	307,631
	Dong-A Socio Holdings Co., Ltd.	20,129	1,890,260
	Dong-A ST Co., Ltd.	29,902	2,217,399
#	Dong-Ah Geological Engineering Co., Ltd.	55,748	712,417
*	Dongbang Transport Logistics Co., Ltd.	25,627	43,183
	Dongbu Corp.	44,189	437,201
	Dongil Industries Co., Ltd.	5,507	335,154
	Dongjin Semichem Co., Ltd.	189,277	4,593,227
	DongKook Pharmaceutical Co., Ltd.	137,540	2,942,627
	Dongkuk Industries Co., Ltd.	189,855	563,385
*	Dongkuk Steel Mill Co., Ltd.	337,198	1,808,847
	Dongkuk Structures & Construction Co., Ltd.	151,941	1,030,266
	Dongsung Chemical Co., Ltd.	12,769	174,888
	DONGSUNG Corp.	142,236	503,979
	Dongsung Finetec Co., Ltd.	100,223	841,696
	Dongwha Enterprise Co., Ltd.	26,074	815,985
	Dongwha Pharm Co., Ltd.	92,411	1,469,392
	Dongwon Development Co., Ltd.	235,662	874,241
	Dongwon F&B Co., Ltd.	6,381	909,913
	Dongwon Industries Co., Ltd.	7,403	1,321,366
	Dongwon Systems Corp.	29,890	600,785
*	Dongwoo Farm To Table Co., Ltd.	75,970	208,237
	Dongyang E&P, Inc.	31,077	439,119
# *	Dongyang Steel Pipe Co., Ltd.	495,999	438,168
	Doosan Co., Ltd.	22,914	947,515
# *	Doosan Infracore Co., Ltd.	489,348	3,620,643
	DoubleUGames Co., Ltd.	41,843	2,284,337
	DRB Holding Co., Ltd.	20,458	112,688
# *	Dreamus Co.	106,691	454,622
	Drgem Corp.	2,230	31,251
# *	DRTECH Corp.	175,505	223,424
*	DSK Co., Ltd.	6,892	42,812
	DTR Automotive Corp.	22,455	437,749
*	Duk San Neolux Co., Ltd.	56,637	1,488,361
	DY Corp.	79,928	283,763
	DY POWER Corp.	44,353	417,330
	e Tec E&C, Ltd.	7,662	716,434
	E1 Corp.	23,453	941,743
	Eagon Industrial, Ltd.	17,740	126,461
# *	Easy Bio, Inc.	12,045	815,504
#	Easy Holdings Co., Ltd.	233,098	799,853
	EBEST Investment & Securities Co., Ltd.	14,685	75,818
	Echo Marketing, Inc.	11,312	238,384
*	EcoBio Holdings Co., Ltd.	47,380	369,147
	Ecopro Co., Ltd.	107,131	4,067,321
	e-Credible Co., Ltd.	22,052	468,669

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Eehwa Construction Co., Ltd.	68,520	$302,471
# *	EG Corp.	33,408	249,924
*	Ehwa Technologies Information Co., Ltd.	3,284,906	406,941
#	Elcomtec Co., Ltd.	135,002	170,020
#	Elentec Co., Ltd.	76,987	377,310
# *	EMKOREA Co., Ltd.	136,418	701,117
# *	EM-Tech Co., Ltd.	70,897	654,948
# *	EMW Co., Ltd.	204,411	93,901
*	Enex Co., Ltd.	106,249	90,765
	ENF Technology Co., Ltd.	53,064	1,839,112
*	Enplus Co., Ltd.	7,607	23,740
	Eo Technics Co., Ltd.	49,839	3,888,862
	Estechpharma Co., Ltd.	42,421	391,972
*	ESTsoft Corp.	31,344	225,406
# *	E-TRON Co., Ltd.	1,491,477	355,923
*	Eubiologics Co., Ltd.	17,258	269,222
	Eugene Corp.	275,292	1,024,012
	Eugene Investment & Securities Co., Ltd.	339,650	1,076,862
#	Eugene Technology Co., Ltd.	66,860	1,604,314
*	Eusu Holdings Co., Ltd.	74,351	349,737
*	Ewon Comfortech Co., Ltd.	3,634	34,327
*	Exax, Inc.	13,599	18,358
# *	Exem Co., Ltd.	152,435	499,113
#	Ezwel Co., Ltd.	91,444	781,527
	F&F Co., Ltd.	5,196	419,547
	Farmsco	70,294	286,760
	FarmStory Co., Ltd.	168,511	161,893
*	Feelux Co., Ltd.	283,759	749,996
	Fine Semitech Corp.	39,942	708,808
# *	Firstec Co., Ltd.	163,256	289,092
*	FNC Entertainment Co., Ltd.	3,147	17,008
#	Foosung Co., Ltd.	274,319	2,177,317
# *	Fourth-Link, Inc.	52,309	12,620
	Fursys, Inc.	16,042	417,078
*	Futurestream Networks Co., Ltd.	16,175	16,443
	Gabia, Inc.	44,165	518,677
# *	GAEASOFT	14,151	136,930
#	Galaxia Moneytree Co., Ltd.	63,004	190,116
*	Gamevil, Inc.	25,613	685,751
	Gaon Cable Co., Ltd.	11,599	209,723
	Gemvaxlink Co., Ltd.	291,934	308,353
*	Genie Music Corp.	196,662	698,947
	Geumhwa PSC Co., Ltd.	6,842	167,930
*	Gigalane Co., Ltd.	64,068	100,497
*	Globon Co., Ltd.	29,365	95,080
	GMB Korea Corp.	35,866	225,600
# *	GNCO Co., Ltd.	418,682	406,055
	GOLFZON Co., Ltd.	16,204	1,019,607
	Golfzon Newdin Holdings Co., Ltd.	118,033	665,552
# *	Good People Co., Ltd.	225,318	302,887
	Grand Korea Leisure Co., Ltd.	82,487	877,368
	Green Cross Cell Corp.	32,860	1,106,776
	Green Cross Holdings Corp.	79,061	1,572,995
*	Green Cross Medical Science Corp.	11,604	160,671
*	Green Non-Life Insurance Co., Ltd.	22,357	0
*	GS Global Corp.	239,806	355,231
	GS Home Shopping, Inc.	19,246	2,361,629
	Gwangju Shinsegae Co., Ltd.	3,553	483,214
# *	GY Commerce Co., Ltd.	149,142	55,450

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Hae In Corp.	4,066	$18,101
#	HAESUNG DS Co., Ltd.	39,224	602,585
	Haesung Industrial Co., Ltd.	43,805	391,220
	Haimarrow Food Service Co., Ltd.	194,879	513,972
	Haitai Confectionery & Foods Co., Ltd.	48,751	356,638
*	Halla Corp.	108,814	322,188
	Halla Holdings Corp.	45,162	1,266,966
*	Han Chang Corp.	175,437	160,854
	Han Kuk Carbon Co., Ltd.	146,310	1,239,713
	Hana Micron, Inc.	122,373	790,691
#	Hana Tour Service, Inc.	49,379	1,695,143
	HanChang Paper Co., Ltd.	14,488	25,384
*	Hancom MDS, Inc.	28,657	303,941
*	Hancom, Inc.	74,218	1,127,963
	Handok, Inc.	51,132	1,354,663
	Handsome Co., Ltd.	76,917	1,901,721
#	Hanil Holdings Co., Ltd.	12,939	514,300
	Hanil Hyundai Cement Co., Ltd.	16,083	344,107
# *	Hanjin Heavy Industries & Construction Co., Ltd.	195,140	1,186,157
	Hanjin Transportation Co., Ltd.	48,288	2,015,769
	Hankook AtlasBX Co., Ltd.	1,212	52,162
*	Hankook Corp., Inc.	9,559	891
#	Hankook Cosmetics Manufacturing Co., Ltd.	12,582	433,753
	Hankook Shell Oil Co., Ltd.	3,797	802,857
	Hankook Synthetics, Inc.	550	0
	Hanla IMS Co., Ltd.	15,971	78,512
	Hanmi Semiconductor Co., Ltd.	132,343	1,276,235
	HanmiGlobal Co., Ltd.	38,637	294,664
	Hans Biomed Corp.	47,257	924,933
	Hansae Co., Ltd.	105,005	1,647,879
	Hansae Yes24 Holdings Co., Ltd.	63,193	319,340
#	Hanshin Construction	44,474	520,967
	Hanshin Machinery Co.	91,006	124,545
	Hansol Chemical Co., Ltd.	50,585	6,310,819
*	Hansol Holdings Co., Ltd.	252,708	745,169
# *	Hansol HomeDeco Co., Ltd.	413,807	666,915
	Hansol Paper Co., Ltd.	96,988	1,170,277
*	Hansol Technics Co., Ltd.	137,939	1,052,395
*	Hanwha Aerospace Co., Ltd.	50,791	1,134,473
*	Hanwha General Insurance Co., Ltd.	311,367	770,444
*	Hanwha Investment & Securities Co., Ltd.	621,523	952,307
	Hanwha Life Insurance Co., Ltd.	655,542	893,730
	Hanyang Eng Co., Ltd.	55,645	540,422
	Hanyang Securities Co., Ltd.	41,592	325,881
*	Harim Co., Ltd.	276,387	630,022
	Harim Holdings Co., Ltd.	183,271	1,052,959
#	HB Technology Co., Ltd.	306,331	491,070
	HDC Holdings Co., Ltd.	49,223	435,324
	HDC Hyundai Development Co. Engineering & Construction, Class E	103,857	1,821,078
	HDC Hyundai Engineering Plastics Co., Ltd.	63,535	325,387
#	HDC I-Controls Co., Ltd.	31,380	262,451
# *	Heung-A Shipping Co., Ltd.	729,772	62,224
*	Heungkuk Fire & Marine Insurance Co., Ltd.	305,286	721,463
*	HFR, Inc.	6,434	148,246
	High Tech Pharm Co., Ltd.	9,245	95,527
#	Hitejinro Holdings Co., Ltd.	37,761	488,460
# *	HJ Magnolia Yongpyong Hotel & Resort Corp.	139,009	488,721
# *	HLB Life Science Co., Ltd.	107,649	2,511,668
*	HLB POWER Co., Ltd.	64,725	75,957

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	HLscience Co., Ltd.	2,994	$115,120
*	HMM Co., Ltd.	398,435	3,174,999
*	HNT Electronics Co., Ltd.	55,565	35,258
*	Home Center Holdings Co., Ltd.	299,272	324,051
# *	Homecast Co., Ltd.	167,079	438,709
	HS Industries Co., Ltd.	205,478	1,286,748
	HS R&A Co., Ltd.	185,609	319,650
*	HSD Engine Co., Ltd.	115,126	467,312
	Huchems Fine Chemical Corp.	100,258	2,032,347
*	Humax Co., Ltd.	42,751	175,011
	Humedix Co., Ltd.	29,564	567,151
*	Huneed Technologies	55,366	271,820
	Huons Co., Ltd.	33,178	1,639,937
	Huons Global Co., Ltd.	29,434	734,115
#	Huvis Corp.	91,586	648,925
	Huvitz Co., Ltd.	54,273	327,194
	Hwa Shin Co., Ltd.	48,675	114,462
	Hwacheon Machine Tool Co., Ltd.	6,481	174,151
#	Hwail Pharm Co., Ltd.	53,363	480,456
	Hwangkum Steel & Technology Co., Ltd.	41,081	234,793
	Hwaseung Enterprise Co., Ltd.	71,812	827,800
	HwaSung Industrial Co., Ltd.	52,463	556,600
	Hy-Lok Corp.	49,998	463,218
*	Hyosung Advanced Materials Corp.	4,480	531,971
	Hyosung Chemical Corp.	3,102	347,405
*	Hyosung Heavy Industries Corp.	1,710	89,516
	Hyosung TNC Co., Ltd.	3,095	392,981
	HyosungITX Co., Ltd.	18,151	322,531
# *	Hyulim ROBOT Co., Ltd.	303,281	384,790
	Hyundai Bioland Co., Ltd.	88,938	1,754,111
*	Hyundai Bioscience Co., Ltd.	186,501	1,819,165
#	Hyundai BNG Steel Co., Ltd.	48,500	314,222
*	Hyundai Construction Equipment Co., Ltd.	64,837	1,434,428
	Hyundai Corp Holdings, Inc.	31,669	296,057
#	Hyundai Corp.	46,652	570,728
	Hyundai Department Store Co., Ltd.	15,613	820,006
*	Hyundai Electric & Energy System Co., Ltd.	50,960	678,526
	Hyundai Greenfood Co., Ltd.	255,253	1,641,828
	Hyundai Home Shopping Network Corp.	35,021	2,189,766
	Hyundai Hy Communications & Networks Co., Ltd.	232,295	642,548
	Hyundai Livart Furniture Co., Ltd.	63,745	868,772
	Hyundai Mipo Dockyard Co., Ltd.	18,712	465,653
	Hyundai Motor Securities Co., Ltd.	84,211	800,626
#	Hyundai Pharmaceutical Co., Ltd.	96,966	510,849
*	Hyundai Rotem Co., Ltd.	67,663	894,090
	Hyundai Telecommunication Co., Ltd.	8,282	50,934
	Hyundai Wia Corp.	92,332	3,428,754
#	HyVision System, Inc.	58,211	561,299
	I&C Technology Co., Ltd.	56,987	197,966
#	i3system, Inc.	21,257	404,365
*	iA, Inc.	1,230,523	550,749
#	ICD Co., Ltd.	75,843	964,743
*	Icure Pharm, Inc.	1,675	68,457
	IDIS Holdings Co., Ltd.	1,320	15,240
# *	IHQ, Inc.	358,338	427,624
*	Il Dong Pharmaceutical Co., Ltd.	64,262	980,332
#	Iljin Diamond Co., Ltd.	38,246	1,640,932
*	Iljin Display Co., Ltd.	85,380	283,788
*	Iljin Electric Co., Ltd.	95,300	227,899

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Iljin Holdings Co., Ltd.	109,778	$466,293
	Ilshin Spinning Co., Ltd.	8,136	493,590
# *	Ilshin Stone Co., Ltd.	256,307	451,037
#	ilShinbiobase Co., Ltd.	153,975	836,580
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	284,176
	Ilyang Pharmaceutical Co., Ltd.	75,501	4,775,101
	iMarketKorea, Inc.	94,782	713,594
	InBody Co., Ltd.	58,869	793,634
# *	INCON Co., Ltd.	63,380	119,751
# *	Incross Co., Ltd.	21,432	761,711
# *	Infinitt Healthcare Co., Ltd.	85,520	472,533
	INITECH Co., Ltd.	34,978	130,914
	Innocean Worldwide, Inc.	47,201	2,461,716
	InnoWireless, Inc.	23,340	1,042,699
*	Innox Advanced Materials Co., Ltd.	34,261	1,344,150
# *	Inscobee, Inc.	463,400	923,492
# *	Insun ENT Co., Ltd.	146,116	1,176,711
	Intellian Technologies, Inc.	8,711	224,243
	Intelligent Digital Integrated Security Co., Ltd.	34,248	733,567
*	Interflex Co., Ltd.	67,672	811,135
#	Interojo Co., Ltd.	45,573	814,166
	Interpark Corp.	311,796	586,704
	INTOPS Co., Ltd.	69,613	1,002,725
	INZI Display Co., Ltd.	20,792	65,380
# *	Iones Co., Ltd.	55,099	372,845
	IS Dongseo Co., Ltd.	78,963	2,667,714
#	ISC Co., Ltd.	45,161	718,832
	i-SENS, Inc.	48,116	1,162,097
	ISU Chemical Co., Ltd.	94,059	879,545
	IsuPetasys Co., Ltd.	123,822	416,720
	It’s Hanbul Co., Ltd.	29,892	754,993
*	Jahwa Electronics Co., Ltd.	67,806	832,130
	JASTECH, Ltd.	45,583	305,272
# *	Jayjun Cosmetic Co., Ltd.	155,532	346,193
	JB Financial Group Co., Ltd.	718,074	3,244,167
#	JC Chemical Co., Ltd.	11,668	56,674
# *	JC Hyun System, Inc.	82,351	560,554
*	Jcontentree Corp.	25,881	565,501
	Jeil Pharmaceutical Co., Ltd.	5,220	293,182
# *	Jeju Semiconductor Corp.	154,448	481,290
*	Jejuair Co., Ltd.	57,829	662,210
# *	Jeongsan Aikang Co., Ltd.	156,808	247,330
*	Jin Air Co., Ltd.	2,355	17,544
	Jinro Distillers Co., Ltd.	10,056	274,475
	Jinsung T.E.C	75,315	665,226
	JLS Co., Ltd.	54,638	301,418
*	JNK Heaters Co., Ltd.	52,520	369,412
*	JoyCity Corp.	6,537	127,568
	JS Corp.	40,769	238,025
	Jusung Engineering Co., Ltd.	199,193	1,228,989
	JVM Co., Ltd.	14,255	422,083
	JW Holdings Corp.	200,778	939,596
#	JW Life Science Corp.	41,551	661,833
	JW Pharmaceutical Corp.	67,439	1,842,849
	JW Shinyak Corp.	53,446	242,514
	JYP Entertainment Corp.	137,162	3,740,962
# *	Kanglim Co., Ltd.	178,282	244,856
	Kangnam Jevisco Co., Ltd.	14,797	209,543
*	Kangstem Biotech Co., Ltd.	36,730	245,173

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	KAON Media Co., Ltd.	80,434	$413,164
	KC Co., Ltd.	35,918	757,652
	KC Cottrell Co., Ltd.	57,816	406,229
	KC Green Holdings Co., Ltd.	71,194	261,071
	KC Tech Co., Ltd.	49,778	982,998
	KCC Corp.	4,612	625,889
	KCC Engineering & Construction Co., Ltd.	36,099	225,204
	KCI, Ltd.	30,100	268,931
	KCO Energy, Inc.	120	0
*	KEC Corp.	487,373	869,551
#	KEPCO Engineering & Construction Co., Inc.	79,609	1,094,362
#	Keyang Electric Machinery Co., Ltd.	95,833	244,466
*	KEYEAST Co., Ltd.	58,751	555,362
	KG Eco Technology Service Co., Ltd.	33,870	122,577
	Kginicis Co., Ltd.	85,637	1,431,230
	KGMobilians Co., Ltd.	114,785	851,839
*	KH Vatec Co., Ltd.	92,733	1,398,298
	KINX, Inc.	15,872	1,145,519
	KISCO Corp.	85,062	348,694
	KISCO Holdings Co., Ltd.	45,990	471,244
	KISWIRE, Ltd.	42,127	515,149
# *	Kiwi Media Group Co., Ltd.	1,683,238	41,721
	KL-Net Corp.	61,091	141,459
#	KM Corp.	32,729	389,371
	KMH Co., Ltd.	68,139	1,462,816
	Kocom Co., Ltd.	38,159	205,092
	Koentec Co., Ltd.	121,211	905,994
	Koh Young Technology, Inc.	50,451	3,550,477
	Kolmar BNH Co., Ltd.	37,326	1,717,351
#	Kolmar Korea Co., Ltd.	69,539	2,720,805
	Kolmar Korea Holdings Co., Ltd.	39,964	839,203
	Kolon Corp.	35,128	631,289
	Kolon Global Corp.	40,693	633,631
	Kolon Industries, Inc.	79,866	2,513,363
	Kolon Plastic, Inc.	69,857	236,172
	Komelon Corp.	28,362	209,610
	KoMiCo, Ltd.	30,137	979,964
*	KONA I Co., Ltd.	46,410	1,121,322
	Kopla Co., Ltd.	93,079	314,751
#	Korea Alcohol Industrial Co., Ltd.	73,199	823,345
	Korea Asset In Trust Co., Ltd.	338,561	1,104,221
	Korea Autoglass Corp.	55,011	685,012
#	Korea Cast Iron Pipe Industries Co., Ltd.	56,204	396,615
# *	Korea Circuit Co., Ltd.	56,477	632,100
*	Korea District Heating Corp.	17,481	561,746
	Korea Electric Terminal Co., Ltd.	32,721	1,332,574
	Korea Electronic Certification Authority, Inc.	76,475	385,698
#	Korea Electronic Power Industrial Development Co., Ltd.	71,059	229,527
	Korea Export Packaging Industrial Co., Ltd.	5,621	91,998
	Korea Flange Co., Ltd.	70,591	120,648
# *	Korea Information & Communications Co., Ltd.	33,358	245,492
	Korea Information Certificate Authority, Inc.	86,298	544,055
*	Korea Line Corp.	749,270	1,059,067
*	Korea Materials & Analysis Corp.	145,937	173,361
	Korea Petrochemical Ind Co., Ltd.	18,080	3,108,150
	Korea Real Estate Investment & Trust Co., Ltd.	868,715	1,379,633
	Korea United Pharm, Inc.	48,550	2,057,370
	Korean Reinsurance Co.	464,852	3,049,208
	Kortek Corp.	52,215	370,351

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	KPM Tech Co., Ltd.	113,288	$304,349
#	KPX Chemical Co., Ltd.	11,331	480,559
	KRTnet Corp.	39,915	149,225
*	KSIGN Co., Ltd.	220,369	280,460
	KSS LINE, Ltd.	82,257	676,230
*	KT Hitel Co., Ltd.	77,968	343,646
	KT Skylife Co., Ltd.	112,914	948,189
#	KT Submarine Co., Ltd.	70,841	344,736
	KTB Investment & Securities Co., Ltd.	228,843	516,382
#	KTCS Corp.	149,693	268,785
	Ktis Corp.	145,592	308,171
#	Kuk Young G&M	186,943	665,143
	Kukbo Design Co., Ltd.	18,504	250,606
	Kukdo Chemical Co., Ltd.	11,618	442,554
#	Kukdong Oil & Chemicals Co., Ltd.	89,179	261,128
# *	Kuk-il Paper Manufacturing Co., Ltd.	596,800	2,535,188
# *	Kum Yang Co., Ltd.	95,714	403,941
	Kumho Industrial Co., Ltd.	111,606	692,480
# *	Kumho Tire Co., Inc.	468,603	1,472,399
	Kumkang Kind Co., Ltd.	62,740	238,083
	Kwang Dong Pharmaceutical Co., Ltd.	190,695	1,531,381
	Kwang Myung Electric Co., Ltd.	178,430	304,804
#	Kyeryong Construction Industrial Co., Ltd.	33,110	602,598
	Kyobo Securities Co., Ltd.	110,833	652,811
	Kyongbo Pharmaceutical Co., Ltd.	63,922	538,883
	Kyung Dong Navien Co., Ltd.	33,244	1,566,095
	Kyung Nong Corp.	29,850	304,161
#	Kyungbang Co., Ltd.	66,497	630,741
	KyungDong City Gas Co., Ltd.	17,104	281,830
	Kyungdong Pharm Co., Ltd.	78,312	641,369
	Kyung-In Synthetic Corp.	182,535	1,057,061
	L&F Co., Ltd.	82,706	2,889,628
*	L&K Biomed Co., Ltd.	26,992	247,279
# *	LabGenomics Co., Ltd.	49,913	1,299,984
*	Lake Materials Co., Ltd.	9,106	16,642
#	LB Semicon, Inc.	183,953	1,492,153
	Leadcorp, Inc. (The)	94,611	574,050
*	Leaders Cosmetics Co., Ltd.	44,585	144,681
	LEENO Industrial, Inc.	15,458	1,662,714
*	Leenos Corp.	87,523	81,145
*	LegoChem Biosciences, Inc.	5,838	273,307
	LF Corp.	114,664	1,485,222
	LG Hausys, Ltd.	37,646	2,202,587
	LG HelloVision Co., Ltd.	144,411	485,814
	LG International Corp.	170,457	2,337,071
	LIG Nex1 Co., Ltd.	58,193	1,443,233
#	Lion Chemtech Co., Ltd.	53,763	339,746
# *	Livefinancial Co., Ltd.	141,635	158,684
#	LMS Co., Ltd.	29,641	245,889
*	Lock & Lock Co., Ltd.	108,303	998,109
# *	LONGTU KOREA, Inc.	87,167	374,071
*	LOT Vacuum Co., Ltd.	56,801	843,100
	Lotte Chilsung Beverage Co., Ltd.	17,472	1,330,373
	Lotte Confectionery Co., Ltd.	2,631	228,956
	LOTTE Fine Chemical Co., Ltd.	100,843	4,331,440
	Lotte Food Co., Ltd.	2,422	652,796
	LOTTE Himart Co., Ltd.	53,303	1,448,168
# *	Lotte Non-Life Insurance Co., Ltd.	310,616	455,507
# *	Lotte Tour Development Co., Ltd.	73,567	940,056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	LS Cable & System Asia, Ltd.	53,938	$347,797
	LS Corp.	10,154	465,149
	LS Electric Co., Ltd.	6,961	305,657
*	Lumens Co., Ltd.	212,272	310,996
*	Lumimicro Co., Ltd.	41,764	74,298
*	Lutronic Corp.	106,910	466,575
# *	LVMC Holdings	273,689	738,713
	Maeil Dairies Co., Ltd.	3,867	227,086
	Maeil Holdings Co., Ltd.	29,023	203,565
	Mando Corp.	58,410	1,856,535
# *	Maniker Co., Ltd.	577,058	340,475
#	Mcnex Co., Ltd.	68,256	2,002,261
# *	ME2ON Co., Ltd.	114,316	584,425
# *	Mediana Co., Ltd.	35,251	447,740
# *	Medience Co., Ltd.	53,361	73,979
*	Medipost Co., Ltd.	18,859	498,568
	Medy-Tox, Inc.	10,131	1,656,876
	Meerecompany, Inc.	19,710	608,966
#	MegaStudy Co., Ltd.	45,287	459,820
	MegaStudyEdu Co., Ltd.	41,993	1,283,737
*	Melfas, Inc.	52,204	58,036
	Meritz Financial Group, Inc.	3,500	29,146
	Meritz Fire & Marine Insurance Co., Ltd.	24,199	296,900
#	META BIOMED Co., Ltd.	111,778	256,658
*	Mgame Corp.	104,493	431,037
	Mi Chang Oil Industrial Co., Ltd.	3,528	195,405
	MiCo, Ltd.	139,973	1,872,838
	Minwise Co., Ltd.	47,784	627,785
	Mirae Asset Life Insurance Co., Ltd.	406,022	1,359,552
*	Mirae Corp.	64,038	167,335
	Miwon Chemicals Co., Ltd.	3,853	191,956
	Miwon Commercial Co., Ltd.	5,072	438,066
	Miwon Specialty Chemical Co., Ltd.	8,979	788,832
#	MK Electron Co., Ltd.	75,720	610,584
*	MNTech Co., Ltd.	86,069	196,584
# *	Mobile Appliance, Inc.	152,843	716,381
	Modetour Network, Inc.	77,217	948,590
#	Monalisa Co., Ltd.	124,394	578,830
#	MonAmi Co., Ltd.	104,161	599,343
	Moorim P&P Co., Ltd.	122,017	336,413
	Moorim Paper Co., Ltd.	123,315	255,632
#	Motonic Corp.	58,751	589,654
# *	MP Group, Inc.	151,072	32,827
#	MS Autotech Co., Ltd.	143,953	771,278
# *	Muhak Co., Ltd.	67,096	376,340
#	Multicampus Co., Ltd.	12,960	414,721
# *	MyungMoon Pharm Co., Ltd.	128,892	682,234
#	Nam Hwa Construction Co., Ltd.	37,268	378,161
#	Namhae Chemical Corp.	141,345	991,612
*	NamKwang Engineering & Construction Co., Ltd.	2,218	19,144
# *	Namsun Aluminum Co., Ltd.	338,074	1,185,357
# *	Namuga Co., Ltd.	18,234	307,009
	Namyang Dairy Products Co., Ltd.	1,721	387,898
*	NanoenTek, Inc.	99,817	815,089
	Nasmedia Co., Ltd.	17,666	485,390
# *	Nature & Environment Co., Ltd.	384,677	450,758
# *	Naturecell Co., Ltd.	132,386	1,074,378
*	NDFOS Co., Ltd.	42,482	279,546
	NeoPharm Co., Ltd.	25,196	602,503

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Neowiz	74,956	$1,391,607
#	NEOWIZ HOLDINGS Corp.	24,054	328,812
#	NEPES Corp.	94,712	2,395,179
# *	New Power Plasma Co., Ltd.	129,289	750,022
	Newtree Co., Ltd.	2,760	52,459
	Nexen Corp.	125,041	443,067
	Nexen Tire Corp.	178,824	828,433
*	Nexon GT Co., Ltd.	5,993	62,725
*	Next Entertainment World Co., Ltd.	105,261	354,639
*	Next Science Co., Ltd.	13,106	65,078
# *	NextEye Co., Ltd.	197,968	318,916
	Nexturn Co., Ltd.	15,192	114,891
	NHN KCP Corp.	64,332	3,821,760
*	NIBEC Co., Ltd.	6,411	157,461
	NICE Holdings Co., Ltd.	120,806	1,925,247
	Nice Information & Telecommunication, Inc.	31,968	655,785
	NICE Information Service Co., Ltd.	191,326	3,294,269
	NICE Total Cash Management Co., Ltd.	80,908	411,384
*	NK Co., Ltd.	342,863	306,932
	Nong Shim Holdings Co., Ltd.	11,490	734,548
#	Nong Woo Bio Co., Ltd.	39,694	339,084
	Noroo Holdings Co., Ltd.	9,344	75,504
#	NOROO Paint & Coatings Co., Ltd.	48,541	299,996
	NPC	66,771	175,480
	NS Shopping Co., Ltd.	75,999	822,981
*	nTels Co., Ltd.	24,999	172,298
	Nuri Telecom Co., Ltd.	17,628	110,741
*	NUVOTEC Co., Ltd.	153,125	191,902
	Oceanbridge Co., Ltd.	19,278	242,147
*	OCI Co., Ltd.	44,150	2,430,829
	Okong Corp.	14,342	57,421
# *	Omnisystem Co., Ltd.	233,956	544,896
#	Openbase, Inc.	183,847	531,755
	Opto Device Technology Co., Ltd.	29,480	131,190
	OptoElectronics Solutions Co., Ltd.	38,766	1,510,219
	OPTRON-TEC, Inc.	118,222	648,078
# *	Orbitech Co., Ltd.	115,974	421,319
# *	Orientbio, Inc.	437,273	578,454
	Orion Holdings Corp.	130,785	1,434,115
*	OSANGJAIEL Co., Ltd.	37,994	423,287
*	Osstem Implant Co., Ltd.	63,955	2,199,491
*	Osung Advanced Materials Co., Ltd.	258,797	770,711
#	Paik Kwang Industrial Co., Ltd.	153,313	416,269
*	Pan Ocean Co., Ltd.	119,301	379,846
	Pang Rim Co., Ltd.	101,740	153,605
	Pan-Pacific Co., Ltd.	161,223	221,586
	Paradise Co., Ltd.	61,644	695,728
	Park Systems Corp.	1,748	93,563
	Partron Co., Ltd.	218,368	1,879,840
# *	Paru Co., Ltd.	152,785	391,910
*	People & Technology, Inc.	27,588	476,365
	Pharma Research Products Co., Ltd.	24,555	1,306,114
*	Pharmicell Co., Ltd.	119,815	1,871,090
	PI Advanced Materials Co., Ltd.	83,696	2,132,273
# *	PNE Solution Co., Ltd.	61,691	979,534
*	Pobis TNC Co., Ltd.	414,534	335,920
	Point Engineering Co., Ltd.	5,136	13,661
*	POLUS BioPharm, Inc.	42,209	8,544
	Poongsan Corp.	107,439	2,337,012

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Poongsan Holdings Corp.	26,047	$599,692
	Posco ICT Co., Ltd.	296,838	1,757,802
	Posco International Corp.	23,326	275,497
#	Posco M-Tech Co., Ltd.	137,510	512,571
#	Power Logics Co., Ltd.	136,868	957,866
*	Prostemics Co., Ltd.	49,725	153,738
#	Protec Co., Ltd.	28,509	676,646
	PS TEC Co., Ltd.	60,011	230,871
	PSK, Inc.	55,461	1,526,760
	Pulmuone Co., Ltd.	78,987	1,092,520
	Puloon Technology, Inc.	1,590	18,060
	Pungkuk Alcohol Industry Co., Ltd.	32,332	567,267
#	Pyeong Hwa Automotive Co., Ltd.	45,439	305,111
# *	RaonSecure Co., Ltd.	159,690	466,226
	Rayence Co., Ltd.	21,966	207,492
*	Redrover Co., Ltd.	335,561	33,824
#	Reyon Pharmaceutical Co., Ltd.	33,224	550,051
#	RFHIC Corp.	64,357	1,979,065
*	RFTech Co., Ltd.	114,269	1,010,724
# *	Robostar Co., Ltd.	34,112	380,408
*	Robotis Co., Ltd.	9,311	104,513
*	Rorze Systems Corp.	12,806	56,717
#	Rsupport Co., Ltd.	59,819	720,981
#	S Net Systems, Inc.	62,738	388,452
#	S&S Tech Corp.	75,160	2,250,934
	S&T Corp.	13,299	176,772
	S&T Dynamics Co., Ltd.	92,749	427,021
	S&T Holdings Co., Ltd.	40,063	490,508
	S&T Motiv Co., Ltd.	51,092	2,283,549
# *	S.Y. Co., Ltd.	134,827	428,818
	Sajo Industries Co., Ltd.	11,477	287,593
	Sajodaerim Corp.	2,580	30,676
*	Sajodongaone Co., Ltd.	29,518	21,432
	Sam Chun Dang Pharm Co., Ltd.	75,658	3,571,576
*	SAM KANG M&T Co., Ltd.	103,756	1,393,532
	Sam Kwang Glass Co., Ltd.	15,501	520,623
	Sam Young Electronics Co., Ltd.	63,720	439,867
#	Sam Yung Trading Co., Ltd.	95,984	1,158,097
	Sambo Corrugated Board Co., Ltd.	7,239	53,492
*	Sambo Motors Co., Ltd.	45,702	258,951
*	Sambon Electronics Co., Ltd.	208,977	308,384
*	Sambu Engineering & Construction Co., Ltd.	29,011	96,844
	Samchully Co., Ltd.	13,381	900,987
*	Samchuly Bicycle Co., Ltd.	47,168	350,055
#	Samho Development Co., Ltd.	97,370	342,840
	SAMHWA Paints Industrial Co., Ltd.	51,482	222,099
	Samick Musical Instruments Co., Ltd.	280,818	336,846
#	Samick THK Co., Ltd.	48,469	436,805
#	Samil Pharmaceutical Co., Ltd.	22,485	419,605
	Samji Electronics Co., Ltd.	48,854	473,846
	Samjin LND Co., Ltd.	98,862	291,054
	Samjin Pharmaceutical Co., Ltd.	50,152	1,144,628
*	Samkee Corp.	55,391	149,400
	Sammok S-Form Co., Ltd.	31,502	208,890
#	SAMPYO Cement Co., Ltd.	179,001	536,415
# *	Samsung Pharmaceutical Co., Ltd.	296,288	928,712
	Samsung Publishing Co., Ltd.	23,083	488,922
	SAMT Co., Ltd.	290,605	569,831
	Samwha Capacitor Co., Ltd.	43,204	1,943,326

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Samwha Electric Co., Ltd.	24,490	$390,140
	Samyang Corp.	19,500	831,170
	Samyang Foods Co., Ltd.	16,779	1,434,053
	Samyang Holdings Corp.	20,315	1,113,896
	Samyang Tongsang Co., Ltd.	6,974	380,549
	Sang-A Frontec Co., Ltd.	45,202	1,593,858
*	Sangbo Corp.	96,831	102,130
	Sangsangin Co., Ltd.	176,286	910,377
	Sangsin Energy Display Precision Co., Ltd.	47,374	528,907
	SaraminHR Co., Ltd.	30,866	637,128
#	Satrec Initiative Co., Ltd.	35,524	741,896
	SAVEZONE I&C Corp.	94,291	224,676
# *	SBI Investment Korea Co., Ltd.	517,939	380,467
*	SBS Media Holdings Co., Ltd.	163,378	237,434
# *	SBW	1,186,119	642,408
	SCI Information Service, Inc.	18,181	82,582
*	S-Connect Co., Ltd.	235,710	442,678
*	SD Biotechnologies Co., Ltd.	48,626	227,762
# *	SDN Co., Ltd.	237,263	885,476
	Seah Besteel Corp.	51,280	426,880
	SeAH Holdings Corp.	3,948	245,267
	SeAH Steel Corp.	7,164	520,571
	SeAH Steel Holdings Corp.	7,958	315,845
	Sebang Co., Ltd.	65,994	525,609
	Sebang Global Battery Co., Ltd.	38,208	928,428
#	Secuve Co., Ltd.	184,996	239,346
	Seegene, Inc.	65,372	14,970,889
	Sejin Heavy Industries Co., Ltd.	6	36
	Sejong Industrial Co., Ltd.	53,849	411,620
*	Sejong Telecom, Inc.	2,024,357	531,962
	Sekonix Co., Ltd.	57,447	289,600
# *	Selvas AI, Inc.	179,027	421,117
	Sempio Foods Co.	12,562	484,188
	Semyung Electric Machinery Co., Ltd.	8,458	28,283
	S-Energy Co., Ltd.	61,002	412,653
*	Seobu T&D	272,503	1,468,748
	Seohan Co., Ltd.	463,181	561,515
	Seohee Construction Co., Ltd.	53,839	54,000
	Seojin System Co., Ltd.	17,833	556,097
*	Seoul Auction Co., Ltd.	36,120	143,552
*	Seoul Food Industrial Co., Ltd.	1,710,513	226,047
#	Seoul Pharma Co., Ltd.	27,724	283,601
	Seoul Semiconductor Co., Ltd.	222,458	3,442,168
#	Seoulin Bioscience Co., Ltd.	30,510	307,997
#	Seowon Co., Ltd.	158,377	397,495
	SEOWONINTECH Co., Ltd.	42,617	237,062
#	Seoyon Co., Ltd.	56,279	453,564
	Seoyon E-Hwa Co., Ltd.	37,029	144,850
	Sewha P&C, Inc.	34,542	122,456
*	Sewon Cellontech Co., Ltd.	259,045	619,570
	Sewon Precision Industry Co., Ltd.	25,563	34,173
	SEWOONMEDICAL Co., Ltd.	143,318	447,833
	SFA Engineering Corp.	101,797	3,285,239
*	SFA Semicon Co., Ltd.	439,054	1,918,275
# *	SG Corp.	646,214	329,790
*	SH Energy & Chemical Co., Ltd.	473,167	327,206
*	Shin Poong Pharmaceutical Co., Ltd.	38,000	4,228,575
	Shindaeyang Paper Co., Ltd.	9,597	433,657
#	Shinil Electronics Co., Ltd.	370,771	587,004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae Engineering & Construction Co., Ltd.	13,660	$263,989
#	Shinsegae Food Co., Ltd.	7,783	356,077
	Shinsegae International, Inc.	3,873	487,248
# *	Shinsung E&G Co., Ltd.	695,198	1,838,985
# *	Shinsung Tongsang Co., Ltd.	303,011	502,008
#	Shinwha Intertek Corp.	129,666	296,354
# *	Shinwon Corp.	284,341	340,719
	Shinyoung Securities Co., Ltd.	24,911	1,008,963
	SHOWBOX Corp.	156,362	372,165
*	Signetics Corp.	215,282	132,253
	SIGONG TECH Co., Ltd.	55,345	226,680
	Silicon Works Co., Ltd.	66,741	2,691,172
#	Silla Co., Ltd.	32,497	266,046
	SIMMTECH Co., Ltd.	66,827	1,003,222
	SIMPAC, Inc.	57,924	116,174
	Sindoh Co., Ltd.	26,797	523,321
	Sinil Pharm Co., Ltd.	1,717	33,868
	SinSin Pharmaceutical Co., Ltd.	50,462	355,169
	SK D&D Co., Ltd.	45,917	1,655,122
	SK Discovery Co., Ltd.	61,089	3,411,263
	SK Gas, Ltd.	4,847	451,537
	SK Networks Co., Ltd.	1,121,588	4,498,877
*	SK Rent A Car Co., Ltd.	5,142	37,819
	SK Securities Co., Ltd.	2,161,071	1,339,098
	SL Corp.	91,774	1,178,175
*	SM Culture & Contents Co., Ltd.	277,128	375,040
*	SM Entertainment Co., Ltd.	106,992	2,745,422
*	SM Life Design Group Co., Ltd.	66,427	103,866
# *	S-MAC Co., Ltd.	1,016,327	1,619,811
	SMCore, Inc.	57,045	320,421
*	SMEC Co., Ltd.	142,051	259,679
*	SNU Precision Co., Ltd.	123,171	420,961
*	Solborn, Inc.	80,654	285,870
# *	Solid, Inc.	229,788	1,789,942
	Songwon Industrial Co., Ltd.	85,384	1,075,273
# *	Sonokong Co., Ltd.	81,520	115,464
*	Soulbrain Co., Ltd.	16,048	3,074,637
	Soulbrain Holdings Co., Ltd.	19,846	756,529
	SPC Samlip Co., Ltd.	12,646	706,772
#	SPG Co., Ltd.	73,037	454,880
#	Spigen Korea Co., Ltd.	16,487	908,934
# *	Ssangyong Motor Co.	208,506	808,650
*	ST Pharm Co., Ltd.	48,756	2,597,544
	Suheung Co., Ltd.	28,683	1,245,593
	Sun Kwang Co., Ltd.	23,100	480,324
# *	SundayToz Corp.	27,241	470,573
	Sung Bo Chemicals Co., Ltd.	54,364	194,708
	Sung Kwang Bend Co., Ltd.	96,169	502,331
*	Sungchang Enterprise Holdings, Ltd.	298,700	442,693
#	Sungdo Engineering & Construction Co., Ltd.	58,912	205,721
#	Sungshin Cement Co., Ltd.	105,692	612,871
	Sungwoo Hitech Co., Ltd.	267,199	839,912
#	Sunjin Co., Ltd.	75,392	668,271
# *	Sunny Electronics Corp.	208,190	798,536
*	Suprema, Inc.	30,158	729,437
*	Synergy Innovation Co., Ltd.	105,399	291,714
*	Synopex, Inc.	353,288	1,450,583
	Systems Technology, Inc.	57,629	756,657
#	Tae Kyung Industrial Co., Ltd.	55,377	244,548

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Taekwang Industrial Co., Ltd.	1,790	$1,126,825
*	Taewoong Co., Ltd.	58,216	665,398
#	Taeyoung Engineering & Construction Co., Ltd.	119,455	1,058,347
# *	Taihan Electric Wire Co., Ltd.	1,331,592	1,027,754
# *	Taihan Fiberoptics Co., Ltd.	319,405	1,003,922
*	Taihan Textile Co., Ltd.	1,976	59,734
	Tailim Packaging Co., Ltd.	119,701	536,093
	TechWing, Inc.	73,207	1,134,457
*	Tego Science, Inc.	7,237	160,073
*	Telcon RF Pharmaceutical, Inc.	277,957	1,483,297
#	Telechips, Inc.	59,054	654,171
	TES Co., Ltd.	78,960	1,735,134
*	Theragen Etex Co., Ltd.	162,753	1,420,592
# *	Thinkware Systems Corp.	30,488	251,017
*	TK Chemical Corp.	236,531	351,587
	TK Corp.	83,276	437,098
*	TOBESOFT Co., Ltd.	19,357	32,320
#	Tokai Carbon Korea Co., Ltd.	25,232	2,063,522
# *	Tong Yang Moolsan Co., Ltd.	469,563	591,932
	Tongyang Life Insurance Co., Ltd.	251,965	703,741
#	Tongyang, Inc.	734,340	721,829
*	Tonymoly Co., Ltd.	33,132	268,695
	Top Engineering Co., Ltd.	72,611	584,212
#	Toptec Co., Ltd.	114,568	1,533,443
	Tovis Co., Ltd.	76,203	405,910
#	TS Corp.	25,021	409,046
*	TY Holdings Co., Ltd.	115,163	2,065,356
#	UBCare Co., Ltd.	136,518	1,020,558
	Ubiquoss Holdings, Inc.	38,567	875,241
	Ubiquoss, Inc.	15,845	425,390
	UIL Co., Ltd.	61,218	205,248
#	Uju Electronics Co., Ltd.	39,632	968,447
*	Uni-Chem Co., Ltd.	257,716	299,493
#	Unick Corp.	67,234	465,460
	Unid Co., Ltd.	28,785	1,105,013
	Union Semiconductor Equipment & Materials Co., Ltd.	132,749	786,752
	Uniquest Corp.	76,360	683,098
*	Unison Co., Ltd.	490,743	2,237,004
# *	Unitekno Co., Ltd.	17,561	167,326
	UniTest, Inc.	74,969	1,463,032
	UTI, Inc.	19,414	208,207
	Value Added Technology Co., Ltd.	46,869	857,792
*	Viatron Technologies, Inc.	57,855	439,691
# *	VICTEK Co., Ltd.	129,990	821,672
*	Vidente Co., Ltd.	35,339	200,040
#	Vieworks Co., Ltd.	43,901	1,117,797
#	Visang Education, Inc.	39,727	223,648
	Vitzro Tech Co., Ltd.	11,550	77,318
	Vitzrocell Co., Ltd.	75,098	1,161,720
# *	VitzroSys Co., Ltd.	4,135	23,197
*	Vivien Corp.	12,352	34,245
*	VT GMP Co., Ltd.	17,665	126,674
*	W Holding Co., Ltd.	56,937	15,651
*	Webzen, Inc.	89,808	2,546,045
*	Welcron Co., Ltd.	189,702	1,151,252
*	Wellbiotec Co., Ltd.	17,722	31,792
	Wemade Co., Ltd.	52,283	1,837,702
	Whanin Pharmaceutical Co., Ltd.	59,974	768,393
# *	WillBes & Co. (The)	293,821	304,952

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Winix, Inc.	50,207	$879,193
	Wins Co., Ltd.	34,279	477,720
	WiSoL Co., Ltd.	111,508	1,468,872
*	WIZIT Co., Ltd.	395,737	239,854
*	WONIK CUBE Corp.	46,479	66,472
*	Wonik Holdings Co., Ltd.	235,016	874,965
	Wonik Materials Co., Ltd.	37,769	882,253
# *	Wonik QnC Corp.	76,921	1,020,707
*	Wonpung Mulsan Co., Ltd.	12,366	27,145
	Woojin, Inc.	2,070	7,756
*	Woori Investment Bank Co., Ltd.	2,002,972	910,311
# *	Woori Technology Investment Co., Ltd.	326,126	965,463
# *	Woori Technology, Inc.	601,518	614,484
*	Wooridul Pharmaceutical, Ltd.	82,795	942,611
# *	Wooriro Co., Ltd.	16,683	21,716
	Woorison F&G Co., Ltd.	163,424	283,562
#	Woory Industrial Co., Ltd.	33,960	500,806
# *	Woosu AMS Co., Ltd.	106,413	741,622
#	WooSung Feed Co., Ltd.	103,772	275,412
*	Woowon Development Co., Ltd.	34,932	165,369
#	Worldex Industry & Trading Co., Ltd.	49,210	598,903
	Y G-1 Co., Ltd.	84,360	374,392
*	YBM NET, Inc.	18,867	146,724
*	Y-entec Co., Ltd.	4,556	44,058
*	Yest Co., Ltd.	54,484	400,484
*	YG Entertainment, Inc.	56,949	1,963,969
*	YIK Corp.	98,562	467,803
# *	YJM Games Co., Ltd.	191,657	214,480
# *	YMC Co., Ltd.	69,354	472,759
	Yonwoo Co., Ltd.	22,703	374,999
	Yoosung Enterprise Co., Ltd.	97,019	231,411
	Youlchon Chemical Co., Ltd.	51,749	694,973
	Young Poong Corp.	702	299,384
	Young Poong Precision Corp.	48,139	322,576
	Youngone Corp.	18,516	465,732
	Youngone Holdings Co., Ltd.	33,501	1,056,210
*	YoungWoo DSP Co., Ltd.	125,945	168,094
	YTN Co., Ltd.	73,837	207,967
*	Yuanta Securities Korea Co., Ltd.	535,199	1,280,873
	YuHwa Securities Co., Ltd.	96,255	189,454
*	Yujin Robot Co., Ltd.	111,009	262,335
*	Yungjin Pharmaceutical Co., Ltd.	518,587	3,265,667
# *	Yuyang DNU Co., Ltd.	177,980	71,760
	Yuyu Pharma, Inc.	1,676	20,129
	Zeus Co., Ltd.	35,614	559,591

TOTAL SOUTH KOREA			749,004,499

TAIWAN — (19.7%)
	Sino American Electronic Co.	564,703	0
	ABC Taiwan Electronics Corp.	408,977	290,220
	Ability Enterprise Co., Ltd.	1,452,293	656,839
# *	Ability Opto-Electronics Technology Co., Ltd.	360,776	411,947
#	AcBel Polytech, Inc.	2,107,599	1,926,850
	Ace Pillar Co., Ltd.	279,000	239,734
#	ACES Electronic Co., Ltd.	537,000	607,750
*	Acon Holding, Inc.	951,000	283,811
#	Acter Group Corp., Ltd.	221,302	1,451,610
	Action Electronics Co., Ltd.	1,082,000	425,622
#	Actron Technology Corp.	314,320	948,730

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	A-DATA Technology Co., Ltd.	1,222,879	$2,362,057
#	Addcn Technology Co., Ltd.	114,299	827,446
	Adlink Technology, Inc.	12,000	27,721
	Advanced Ceramic X Corp.	232,000	2,910,388
	Advanced International Multitech Co., Ltd.	624,000	846,235
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	513,111	256,567
# *	Advanced Optoelectronic Technology, Inc.	681,000	490,253
	Advanced Power Electronics Corp.	113,000	158,578
#	Advanced Wireless Semiconductor Co.	741,409	2,563,285
	Advancetek Enterprise Co., Ltd.	1,325,519	885,751
	AEON Motor Co., Ltd.	11,359	12,746
	Aerospace Industrial Development Corp.	2,860,000	2,741,673
*	AGV Products Corp.	2,118,433	548,429
	Airmate Cayman International Co., Ltd.	37,234	29,999
#	Alchip Technologies, Ltd.	302,000	5,124,973
# *	ALI Corp.	928,775	941,018
#	Allied Circuit Co., Ltd.	151,000	591,902
#	Allis Electric Co., Ltd.	818,874	812,908
#	Alltek Technology Corp.	751,750	522,410
#	Alltop Technology Co., Ltd.	334,000	896,691
	Alpha Networks, Inc.	1,759,158	1,590,315
	Altek Corp.	1,320,945	1,189,769
#	Amazing Microelectronic Corp.	378,085	1,074,501
# *	Ambassador Hotel (The)	1,554,000	1,668,573
#	Ampire Co., Ltd.	444,000	295,419
#	AMPOC Far-East Co., Ltd.	473,444	552,551
*	AmTRAN Technology Co., Ltd.	4,121,951	1,470,370
	Anderson Industrial Corp.	290,416	80,685
#	Anpec Electronics Corp.	375,007	1,040,622
#	Apac Opto Electronics, Inc.	147,000	146,158
	Apacer Technology, Inc.	444,325	566,229
#	APAQ Technology Co., Ltd.	239,120	411,220
#	APCB, Inc.	687,000	492,810
#	Apex Biotechnology Corp.	474,483	397,624
#	Apex International Co., Ltd.	1,110,470	2,885,638
#	Apex Medical Corp.	334,500	346,240
#	Apex Science & Engineering	666,132	257,623
	Apogee Optocom Co., Ltd.	48,000	158,971
#	Arcadyan Technology Corp.	723,055	2,526,551
	Ardentec Corp.	2,296,274	2,687,719
#	Argosy Research, Inc.	337,396	1,248,294
	Asia Electronic Material Co., Ltd.	331,000	183,181
	Asia Optical Co., Inc.	1,200,000	2,673,792
*	Asia Pacific Telecom Co., Ltd.	6,978,999	2,292,874
# *	Asia Plastic Recycling Holding, Ltd.	1,131,182	292,021
#	Asia Polymer Corp.	1,919,193	1,276,006
#	Asia Tech Image, Inc.	258,000	457,886
	Asia Vital Components Co., Ltd.	1,508,058	3,554,943
#	ASPEED Technology, Inc.	111,599	5,401,337
#	ASROCK, Inc.	215,000	1,238,709
	ATE Energy International Co., Ltd.	9,000	9,959
	Aten International Co., Ltd.	449,479	1,292,871
	Audix Corp.	415,600	647,710
	AURAS Technology Co., Ltd.	345,148	2,651,940
	Aurona Industries, Inc.	336,000	196,897
	Aurora Corp.	392,349	1,154,788
#	Avalue Technology, Inc.	243,000	426,077
	Avita Corp.	13,000	63,805
	AVY Precision Technology, Inc.	623,841	513,280

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Awea Mechantronic Co., Ltd.	168,210	$175,306
#	Axiomtek Co., Ltd.	301,000	535,749
*	Azurewave Technologies, Inc.	457,000	493,614
	Bank of Kaohsiung Co., Ltd.	2,797,693	983,497
#	Baolong International Co., Ltd.	386,000	194,599
	Basso Industry Corp.	629,900	845,507
#	BenQ Materials Corp.	978,000	760,293
	BES Engineering Corp.	7,552,750	1,937,423
#	Bin Chuan Enterprise Co., Ltd.	426,070	404,612
#	Bionet Corp.	132,000	168,059
	Bionime Corp.	154,000	380,968
# *	Biostar Microtech International Corp.	871,975	457,219
#	Bioteque Corp.	288,308	1,387,772
#	Bizlink Holding, Inc.	652,492	5,017,509
*	Boardtek Electronics Corp.	893,000	792,987
	Bon Fame Co., Ltd.	71,000	93,712
	Bora Pharmaceuticals Co., Ltd.	14,000	118,984
	Bright Led Electronics Corp.	487,520	227,761
	Brighton-Best International Taiwan, Inc.	1,504,318	1,342,523
	Brogent Technologies, Inc.	32,000	112,033
	Browave Corp.	197,000	419,120
#	C Sun Manufacturing, Ltd.	673,221	734,375
*	Cameo Communications, Inc.	1,085,818	292,144
	Capital Futures Corp.	654,895	839,892
	Capital Securities Corp.	8,736,501	3,333,746
#	Career Technology MFG. Co., Ltd.	2,156,459	2,180,126
#	Carnival Industrial Corp.	585,353	217,998
	Casetek Holdings, Ltd.	980,571	2,965,352
	Cathay Chemical Works	30,000	18,830
	Cathay Real Estate Development Co., Ltd.	3,332,700	2,221,544
#	Cayman Engley Industrial Co., Ltd.	237,099	625,116
#	CCP Contact Probes Co., Ltd.	137,000	159,767
#	Celxpert Energy Corp.	479,000	685,489
	Center Laboratories, Inc.	1,710,219	3,795,127
#	Central Reinsurance Co., Ltd.	620,380	439,405
*	Chain Chon Industrial Co., Ltd.	710,000	226,027
	ChainQui Construction Development Co., Ltd.	617,080	409,981
*	Champion Building Materials Co., Ltd.	1,434,851	311,112
#	Chang Wah Electromaterials, Inc.	1,461,350	1,129,176
#	Chang Wah Technology Co., Ltd.	628,170	1,006,355
#	Channel Well Technology Co., Ltd.	889,000	1,213,547
#	Chant Sincere Co., Ltd.	262,000	321,073
	Charoen Pokphand Enterprise	880,985	2,119,229
#	Chaun-Choung Technology Corp.	165,000	1,334,307
#	CHC Healthcare Group.	489,000	635,664
#	CHC Resources Corp.	425,282	651,625
#	Chen Full International Co., Ltd.	463,000	645,788
	Chenbro Micom Co., Ltd.	358,000	1,088,052
#	Cheng Loong Corp.	3,821,383	4,540,257
# *	Cheng Mei Materials Technology Corp.	2,836,900	944,468
	Cheng Uei Precision Industry Co., Ltd.	1,879,331	2,659,371
	Chenming Electronic Technology Corp.	437,437	189,331
	Chia Chang Co., Ltd.	555,000	744,890
	Chia Hsin Cement Corp.	2,375,121	1,296,045
	Chian Hsing Forging Industrial Co., Ltd.	169,000	248,372
	Chicony Power Technology Co., Ltd.	748,454	1,750,619
#	Chieftek Precision Co., Ltd.	300,225	774,626
	Chien Kuo Construction Co., Ltd.	869,249	355,814
#	Chilisin Electronics Corp.	1,136,380	4,200,205

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Chime Ball Technology Co., Ltd.	134,840	$141,765
*	China Airlines, Ltd.	6,744,000	2,065,221
	China Bills Finance Corp.	5,075,000	2,573,431
	China Chemical & Pharmaceutical Co., Ltd.	1,220,000	971,418
	China Ecotek Corp.	192,000	218,434
	China Electric Manufacturing Corp.	1,290,959	489,769
#	China Fineblanking Technology Co., Ltd.	236,120	330,546
	China General Plastics Corp.	1,874,820	1,434,230
#	China Glaze Co., Ltd.	310,002	123,176
*	China Man-Made Fiber Corp.	7,078,799	2,069,394
	China Metal Products	1,605,603	1,869,499
*	China Motor Corp.	1,152,600	1,791,182
#	China Petrochemical Development Corp.	17,780,150	5,322,137
#	China Steel Chemical Corp.	820,554	2,629,320
#	China Steel Structure Co., Ltd.	497,000	513,806
#	China Wire & Cable Co., Ltd.	516,160	517,499
#	Chinese Maritime Transport, Ltd.	408,594	350,389
#	Ching Feng Home Fashions Co., Ltd.	714,409	830,657
	Chin-Poon Industrial Co., Ltd.	1,992,207	2,113,714
#	Chipbond Technology Corp.	3,410,000	7,470,063
	ChipMOS Techinologies, Inc.	3,033,076	2,989,160
	ChipMOS Technologies, Inc., ADR	3,576	69,564
#	Chlitina Holding, Ltd.	259,000	1,587,070
	Chong Hong Construction Co., Ltd.	912,665	2,542,060
#	Chun YU Works & Co., Ltd.	1,051,000	592,025
	Chun Yuan Steel Industry Co., Ltd.	2,190,529	824,071
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,675,375	2,823,836
*	Chung Hung Steel Corp.	4,559,979	1,575,500
	Chung Hwa Food Industrial Co., Ltd.	106,850	337,051
# *	Chung Hwa Pulp Corp.	2,164,405	697,388
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	300,315
	Chunghwa Precision Test Tech Co., Ltd.	9,000	213,114
	Chyang Sheng Dyeing & Finishing Co., Ltd.	569,000	244,398
#	Cleanaway Co., Ltd.	440,000	2,425,300
	Clevo Co.	2,892,200	2,925,859
#	CMC Magnetics Corp.	6,022,498	1,674,439
	C-Media Electronics, Inc.	60,000	85,562
	CoAsia Electronics Corp.	526,724	217,395
#	Collins Co., Ltd.	562,431	267,055
	Compucase Enterprise	369,000	624,480
	Concord Securities Co., Ltd.	3,750,796	1,104,789
#	Concraft Holding Co., Ltd.	362,841	1,101,249
#	Continental Holdings Corp.	2,088,320	1,779,766
#	Contrel Technology Co., Ltd.	621,000	288,850
#	Coremax Corp.	323,275	591,240
	Coretronic Corp.	2,144,200	2,569,585
#	Co-Tech Development Corp.	1,060,533	1,427,365
	Cowealth Medical Holding Co., Ltd.	195,972	205,417
# *	Coxon Precise Industrial Co., Ltd.	476,000	198,938
	Creative Sensor, Inc.	451,000	269,896
*	Crowell Development Corp.	36,000	30,020
# *	CSBC Corp. Taiwan	1,200,676	1,033,617
	CTCI Corp.	3,038,000	4,137,017
	C-Tech United Corp.	151,971	77,659
#	Cub Elecparts, Inc.	318,297	1,767,050
#	CviLux Corp.	410,040	419,941
	Cyberlink Corp.	279,697	996,010
	CyberPower Systems, Inc.	242,000	643,070
#	CyberTAN Technology, Inc.	1,665,779	816,294

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Cypress Technology Co., Ltd.	225,530	$468,923
	DA CIN Construction Co., Ltd.	1,226,711	1,164,274
#	Dadi Early-Childhood Education Group, Ltd.	191,357	1,164,195
	Dafeng TV, Ltd.	375,870	537,538
#	Da-Li Development Co., Ltd.	1,325,866	1,375,654
*	Danen Technology Corp.	496,421	380,376
	Darfon Electronics Corp.	1,042,550	1,443,522
# *	Darwin Precisions Corp.	2,049,635	793,036
#	Davicom Semiconductor, Inc.	401,888	296,255
#	Daxin Materials Corp.	248,200	694,023
#	De Licacy Industrial Co., Ltd.	1,547,511	983,551
	Delpha Construction Co., Ltd.	412,931	223,138
	Depo Auto Parts Ind Co., Ltd.	601,000	991,383
	Der Pao Construction Co., Ltd.	902,078	0
#	Dimerco Data System Corp.	256,000	480,836
#	Dimerco Express Corp.	497,000	1,150,426
# *	D-Link Corp.	3,169,668	2,010,186
	Donpon Precision, Inc.	104,000	54,307
	Draytek Corp.	307,000	269,211
	Dyaco International, Inc.	142,813	661,316
	DYNACOLOR, Inc.	142,000	145,113
# *	Dynamic Electronics Co., Ltd.	1,317,826	852,129
	Dynapack International Technology Corp.	682,000	1,903,793
	E Ink Holdings, Inc.	4,444,000	5,967,409
	Eastern Media International Corp.	1,891,511	1,106,143
	ECOVE Environment Corp.	156,000	1,159,333
#	Edimax Technology Co., Ltd.	983,108	462,778
	Edison Opto Corp.	480,000	194,122
#	Edom Technology Co., Ltd.	819,968	522,406
#	eGalax_eMPIA Technology, Inc.	272,131	507,136
#	Egis Technology, Inc.	317,000	1,729,959
#	Elan Microelectronics Corp.	1,446,400	6,832,403
# *	E-Lead Electronic Co., Ltd.	320,942	181,945
#	E-LIFE MALL Corp.	376,000	902,750
#	Elite Advanced Laser Corp.	709,226	1,572,394
#	Elite Material Co., Ltd.	487,350	2,560,661
	Elite Semiconductor Microelectronics Technology, Inc.	1,472,200	2,162,036
*	Elitegroup Computer Systems Co., Ltd.	1,818,254	1,078,773
	eMemory Technology, Inc.	316,000	6,320,519
#	Emerging Display Technologies Corp.	717,000	434,257
#	Ennoconn Corp.	347,485	2,743,430
	EnTie Commercial Bank Co., Ltd.	2,292,603	1,155,066
# *	Epistar Corp.	5,614,000	6,593,767
	Eslite Spectrum Corp. (The)	63,000	170,494
	Eson Precision Ind. Co., Ltd.	450,000	528,193
	Eternal Materials Co., Ltd.	4,615,985	5,436,023
# *	Etron Technology, Inc.	1,031,414	606,584
#	Eurocharm Holdings Co., Ltd.	159,000	524,507
*	Everest Textile Co., Ltd.	1,921,696	666,548
	Evergreen International Storage & Transport Corp.	2,610,000	1,319,851
#	Everlight Chemical Industrial Corp.	2,234,606	1,278,878
	Everlight Electronics Co., Ltd.	2,026,000	2,690,116
# *	Everspring Industry Co., Ltd.	816,000	431,893
#	Excellence Opto, Inc.	72,000	83,159
	Excelsior Medical Co., Ltd.	539,209	1,060,208
#	EZconn Corp.	218,800	219,395
	Far Eastern Department Stores, Ltd.	6,227,000	5,142,929
	Far Eastern International Bank	14,781,774	5,351,571
#	Faraday Technology Corp.	1,080,305	1,577,221

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Farglory F T Z Investment Holding Co., Ltd.	528,957	$560,210
	Farglory Land Development Co., Ltd.	1,348,000	2,075,915
*	Federal Corp.	1,803,238	1,261,435
#	Feedback Technology Corp.	186,200	431,767
	Feng Hsin Steel Co., Ltd.	2,692,100	5,369,777
	Firich Enterprises Co., Ltd.	181,613	162,087
*	First Copper Technology Co., Ltd.	729,000	239,410
	First Hi-Tec Enterprise Co., Ltd.	329,205	503,008
	First Hotel	894,350	411,485
	First Insurance Co., Ltd. (The)	1,255,179	566,302
#	First Steamship Co., Ltd.	2,763,612	849,302
*	FIT Holding Co., Ltd.	485,456	607,536
	FLEXium Interconnect, Inc.	1,718,087	7,014,677
#	Flytech Technology Co., Ltd.	621,309	1,310,976
	FocalTech Systems Co., Ltd.	652,536	1,169,587
	FOCI Fiber Optic Communications, Inc.	199,000	171,465
#	Forest Water Environment Engineering Co., Ltd.	216,133	322,753
	Formosa Advanced Technologies Co., Ltd.	836,000	1,023,209
	Formosa International Hotels Corp.	263,329	1,175,139
# *	Formosa Laboratories, Inc.	418,089	704,039
	Formosa Oilseed Processing Co., Ltd.	312,567	344,308
	Formosa Optical Technology Co., Ltd.	160,000	330,631
	Formosan Rubber Group, Inc.	1,345,952	946,658
#	Formosan Union Chemical	1,655,733	813,844
#	Fortune Electric Co., Ltd.	698,078	1,242,152
	Founding Construction & Development Co., Ltd.	922,623	511,602
	Foxsemicon Integrated Technology, Inc.	334,027	2,027,220
#	Froch Enterprise Co., Ltd.	846,189	303,469
#	FSP Technology, Inc.	710,427	827,929
#	Fulgent Sun International Holding Co., Ltd.	606,748	2,543,547
	Fullerton Technology Co., Ltd.	510,600	307,411
# *	Fulltech Fiber Glass Corp.	1,757,313	616,617
#	Fusheng Precision Co., Ltd.	35,000	220,616
	Fwusow Industry Co., Ltd.	867,138	573,374
	G Shank Enterprise Co., Ltd.	807,281	523,885
*	G Tech Optoelectronics Corp.	221,354	132,547
#	Gallant Precision Machining Co., Ltd.	741,000	923,335
#	Gamania Digital Entertainment Co., Ltd.	506,000	1,083,187
#	GCS Holdings, Inc.	387,000	639,237
#	GEM Services, Inc.	283,570	550,959
	Gemtek Technology Corp.	1,768,219	1,718,310
	General Interface Solution Holding, Ltd.	1,247,000	4,958,673
	General Plastic Industrial Co., Ltd.	353,357	332,201
#	Generalplus Technology, Inc.	289,000	346,223
#	Genesys Logic, Inc.	462,000	1,088,389
#	Genius Electronic Optical Co., Ltd.	278,917	5,482,512
#	Genmont Biotech, Inc.	283,000	223,299
*	GeoVision, Inc.	366,096	314,228
	Getac Technology Corp.	2,037,360	3,354,227
#	Giantplus Technology Co., Ltd.	1,591,900	574,156
	Gigabyte Technology Co., Ltd.	1,708,800	4,299,703
#	Gigasolar Materials Corp.	139,880	871,347
# *	Gigastorage Corp.	1,608,711	1,454,734
	Ginko International Co., Ltd.	309,750	1,385,872
#	Global Brands Manufacture, Ltd.	1,290,359	978,575
#	Global Lighting Technologies, Inc.	363,000	1,284,373
	Global Mixed Mode Technology, Inc.	358,000	1,869,315
#	Global PMX Co., Ltd.	248,000	1,467,939
	Global Unichip Corp.	454,000	4,121,132

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Globe Union Industrial Corp.	984,914	$528,488
#	Gloria Material Technology Corp.	3,164,547	1,707,283
*	GlycoNex, Inc.	258,000	238,948
# *	Gold Circuit Electronics, Ltd.	1,846,227	2,841,509
	Golden Friends Corp.	250,600	500,138
	Goldsun Building Materials Co., Ltd.	4,587,587	4,210,126
#	Good Will Instrument Co., Ltd.	318,869	251,025
	Gourmet Master Co., Ltd.	458,000	1,676,429
	Grand Fortune Securities Co., Ltd.	835,000	238,787
#	Grand Ocean Retail Group, Ltd.	463,000	334,026
*	Grand Pacific Petrochemical	4,556,000	3,629,837
#	Grand Plastic Technology Corp.	102,000	1,260,378
#	GrandTech CG Systems, Inc.	250,750	327,529
#	Grape King Bio, Ltd.	603,000	3,503,309
	Great China Metal Industry	942,000	710,132
	Great Taipei Gas Co., Ltd.	1,810,000	1,975,252
	Great Tree Pharmacy Co., Ltd.	9,410	28,560
	Great Wall Enterprise Co., Ltd.	3,064,311	4,822,755
	Greatek Electronics, Inc.	1,530,000	2,665,750
*	Green Energy Technology, Inc.	1,570,850	3,295
#	GTM Holdings Corp.	619,150	512,444
#	Hannstar Board Corp.	2,308,954	3,166,981
# *	HannStar Display Corp.	13,706,505	4,401,743
	HannsTouch Solution, Inc.	2,929,782	1,020,738
#	Hanpin Electron Co., Ltd.	296,000	296,548
# *	Harvatek Corp.	791,949	370,140
	Hey Song Corp.	1,860,750	2,116,211
#	Hi-Clearance, Inc.	102,964	400,400
#	Highlight Tech Corp.	528,281	672,518
	HIM International Music, Inc.	71,710	252,296
	Hiroca Holdings, Ltd.	316,448	600,327
#	Hitron Technology, Inc.	611,557	433,737
	Ho Tung Chemical Corp.	4,436,684	1,638,853
# *	Hocheng Corp.	1,354,700	424,879
	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	87,542
	Holiday Entertainment Co., Ltd.	559,800	1,181,053
	Holtek Semiconductor, Inc.	974,000	2,402,043
	Holy Stone Enterprise Co., Ltd.	713,910	2,513,636
	Hong Pu Real Estate Development Co., Ltd.	993,185	825,811
#	Hong TAI Electric Industrial	1,041,000	548,138
#	Hong YI Fiber Industry Co.	697,652	374,370
	Horizon Securities Co., Ltd.	1,688,000	402,592
#	Hota Industrial Manufacturing Co., Ltd.	1,095,932	3,372,316
	Hotron Precision Electronic Industrial Co., Ltd.	290,994	452,899
	Hsin Kuang Steel Co., Ltd.	1,183,443	1,302,638
#	Hsin Yung Chien Co., Ltd.	197,505	559,618
	Hsing TA Cement Co.	488,162	321,630
*	HTC Corp.	416,000	418,207
	Hu Lane Associate, Inc.	363,737	1,021,313
	HUA ENG Wire & Cable Co., Ltd.	1,805,565	679,477
	Hua Yu Lien Development Co., Ltd.	30,000	39,346
	Huaku Development Co., Ltd.	1,238,816	3,756,109
	Huang Hsiang Construction Corp.	551,800	747,511
#	Hung Ching Development & Construction Co., Ltd.	902,000	580,777
	Hung Sheng Construction, Ltd.	2,986,064	1,786,896
	Huxen Corp.	194,244	326,341
*	Hwa Fong Rubber Industrial Co., Ltd.	1,467,890	574,853
	Hwacom Systems, Inc.	442,000	237,844
	Ibase Technology, Inc.	872,206	1,212,851

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	IBF Financial Holdings Co., Ltd.	14,441,976	$5,940,778
	Ichia Technologies, Inc.	1,277,000	789,229
# *	I-Chiun Precision Industry Co., Ltd.	858,313	393,743
	IEI Integration Corp.	588,832	905,372
	Infortrend Technology, Inc.	1,028,163	433,761
#	Info-Tek Corp.	350,000	220,199
	Innodisk Corp.	378,543	1,984,091
#	Inpaq Technology Co., Ltd.	390,950	593,633
#	Insyde Software Corp.	114,000	356,043
#	Intai Technology Corp.	170,400	580,277
#	Integrated Service Technology, Inc.	473,326	851,699
	IntelliEPI, Inc.	147,000	256,778
#	International CSRC Investment Holdings Co.	3,643,363	2,499,565
	International Games System Co., Ltd.	41,000	1,078,908
#	Iron Force Industrial Co., Ltd.	232,393	636,294
	I-Sheng Electric Wire & Cable Co., Ltd.	611,000	876,219
	ITE Technology, Inc.	771,095	1,860,379
#	ITEQ Corp.	1,109,040	4,658,859
	J Touch Corp.	11,000	0
#	Jarllytec Co., Ltd.	285,000	666,790
	Jentech Precision Industrial Co., Ltd.	499,868	5,218,870
	Jess-Link Products Co., Ltd.	514,925	611,124
#	Jih Lin Technology Co., Ltd.	276,000	431,906
	Jih Sun Financial Holdings Co., Ltd.	10,586,586	3,892,683
#	Jinan Acetate Chemical Co., Ltd.	53,900	237,759
#	Jinli Group Holdings, Ltd.	547,681	157,136
	JMC Electronics Co., Ltd.	184,000	275,966
#	Johnson Health Tech Co., Ltd.	221,000	508,931
#	Jourdeness Group, Ltd.	137,000	415,915
*	K Laser Technology, Inc.	715,000	383,101
#	Kaimei Electronic Corp.	561,229	868,210
#	Kaori Heat Treatment Co., Ltd.	401,197	656,479
	Kaulin Manufacturing Co., Ltd.	547,330	215,390
	KEE TAI Properties Co., Ltd.	2,268,473	765,590
	Kenda Rubber Industrial Co., Ltd.	1,763,845	1,937,787
	Kenmec Mechanical Engineering Co., Ltd.	763,000	978,411
#	Kerry TJ Logistics Co., Ltd.	1,164,000	1,616,878
#	Key Ware Electronics Co., Ltd.	273,432	108,830
	Kindom Development Co., Ltd.	1,541,000	1,878,015
	King Chou Marine Technology Co., Ltd.	330,920	359,777
#	King Slide Works Co., Ltd.	184,000	1,854,256
#	King Yuan Electronics Co., Ltd.	5,718,979	6,003,222
	King’s Town Bank Co., Ltd.	4,239,701	5,746,950
*	King’s Town Construction Co., Ltd.	472,074	625,549
	Kinik Co.	520,000	1,064,926
# *	Kinko Optical Co., Ltd.	704,000	792,651
#	Kinpo Electronics	6,016,157	2,217,098
#	Kinsus Interconnect Technology Corp.	1,440,000	3,487,613
#	KMC Kuei Meng International, Inc.	300,253	2,181,843
#	KNH Enterprise Co., Ltd.	589,020	849,550
#	KS Terminals, Inc.	624,482	822,215
	Kung Long Batteries Industrial Co., Ltd.	339,000	1,624,977
*	Kung Sing Engineering Corp.	2,500,991	1,081,448
	Kuo Toong International Co., Ltd.	1,183,648	894,315
#	Kuoyang Construction Co., Ltd.	1,605,621	1,325,987
*	Kwong Fong Industries Corp.	443,691	181,343
	Kwong Lung Enterprise Co., Ltd.	425,000	593,802
#	KYE Systems Corp.	1,105,672	408,300
#	L&K Engineering Co., Ltd.	816,048	739,922

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	La Kaffa International Co., Ltd.	106,701	$421,834
*	LAN FA Textile	1,012,933	289,793
#	Land Mark Optoelectronics Corp.	414,300	3,844,043
#	Lanner Electronics, Inc.	472,916	1,009,819
	Laser Tek Taiwan Co., Ltd.	339,504	281,957
# *	Laster Tech Corp., Ltd.	199,589	273,049
	Leader Electronics, Inc.	262,000	77,812
# *	Lealea Enterprise Co., Ltd.	3,305,892	1,523,623
	Ledlink Optics, Inc.	165,300	137,529
#	LEE CHI Enterprises Co., Ltd.	926,000	422,323
#	Lelon Electronics Corp.	303,300	557,661
#	Lemtech Holdings Co., Ltd.	105,982	430,423
*	Leofoo Development Co., Ltd.	270,278	208,228
*	Lextar Electronics Corp.	1,404,500	888,100
	Li Cheng Enterprise Co., Ltd.	505,108	478,160
*	Li Peng Enterprise Co., Ltd.	3,211,897	877,465
#	Lian HWA Food Corp.	410,153	605,644
	Lida Holdings, Ltd.	321,400	414,403
	Lien Hwa Industrial Holdings Corp.	3,681,732	5,150,699
#	Lifestyle Global Enterprise, Inc.	104,000	189,889
*	Lingsen Precision Industries, Ltd.	1,748,506	652,771
#	Lion Travel Service Co., Ltd.	167,000	380,248
*	Lite-On Semiconductor Corp.	1,698,539	2,505,058
	Long Bon International Co., Ltd.	1,123,274	534,635
#	Longchen Paper & Packaging Co., Ltd.	3,679,993	2,076,993
#	Longwell Co.	677,000	1,215,889
	Lotes Co., Ltd.	273,923	4,187,883
# *	Lotus Pharmaceutical Co., Ltd.	189,000	529,517
	Lu Hai Holding Corp.	278,275	403,253
#	Lucky Cement Corp.	979,000	381,970
#	Lumax International Corp., Ltd.	478,592	1,054,633
	Lung Yen Life Service Corp.	959,000	1,770,479
# *	LuxNet Corp.	425,501	373,219
#	Macauto Industrial Co., Ltd.	289,000	783,872
#	Machvision, Inc.	194,398	1,926,986
#	Macroblock, Inc.	201,010	609,210
	Makalot Industrial Co., Ltd.	1,029,010	6,820,965
#	Marketech International Corp.	227,000	807,865
#	Materials Analysis Technology, Inc.	230,041	661,745
#	Mayer Steel Pipe Corp.	630,567	356,295
	Maywufa Co., Ltd.	69,322	41,840
#	Mechema Chemicals International Corp.	245,000	474,314
	Meiloon Industrial Co.	512,730	517,144
	Mercuries & Associates Holding, Ltd.	2,172,165	1,580,230
*	Mercuries Life Insurance Co., Ltd.	5,885,820	1,749,775
#	Merry Electronics Co., Ltd.	974,216	4,808,940
*	Microbio Co., Ltd.	463,607	1,178,223
# *	Microelectronics Technology, Inc.	367,655	280,077
#	Mildef Crete, Inc.	246,000	399,660
# *	MIN AIK Technology Co., Ltd.	705,452	334,792
#	Mirle Automation Corp.	823,098	1,148,861
	Mitac Holdings Corp.	4,523,918	4,468,731
#	Mobiletron Electronics Co., Ltd.	329,800	358,913
*	Motech Industries, Inc.	1,657,074	2,180,818
	MPI Corp.	298,000	922,519
#	Nak Sealing Technologies Corp.	315,954	709,707
	Namchow Holdings Co., Ltd.	917,000	1,374,675
#	Nan Kang Rubber Tire Co., Ltd.	2,145,952	3,115,060
#	Nan Liu Enterprise Co., Ltd.	218,000	1,771,001

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nan Pao Resins Chemical Co., Ltd.	10,000	$49,377
#	Nan Ren Lake Leisure Amusement Co., Ltd.	744,000	245,259
#	Nang Kuang Pharmaceutical Co., Ltd.	255,000	347,082
	Nantex Industry Co., Ltd.	1,393,606	3,765,171
#	National Aerospace Fasteners Corp.	105,000	179,342
	National Petroleum Co., Ltd.	227,824	372,163
#	Netronix, Inc.	309,000	374,548
	New Best Wire Industrial Co., Ltd.	195,600	202,640
#	New Era Electronics Co., Ltd.	312,000	182,051
	Nexcom International Co., Ltd.	609,094	502,105
	Nichidenbo Corp.	924,417	1,453,475
*	Nien Hsing Textile Co., Ltd.	685,345	385,241
#	Niko Semiconductor Co., Ltd.	218,000	279,404
#	Nishoku Technology, Inc.	197,400	705,846
#	Nova Technology Corp.	56,000	257,817
#	Nuvoton Technology Corp.	709,127	1,028,366
	O-Bank Co., Ltd.	2,038,071	456,992
# *	Ocean Plastics Co., Ltd.	980,200	1,180,100
	OK Biotech Co., Ltd.	182,527	191,963
# *	OptoTech Corp.	1,817,804	1,433,000
#	Orient Europharma Co., Ltd.	177,000	310,405
	Orient Semiconductor Electronics, Ltd.	2,248,599	870,993
	Oriental Union Chemical Corp.	3,130,267	1,797,233
#	O-TA Precision Industry Co., Ltd.	282,227	583,739
*	Pacific Construction Co.	1,727,921	571,803
#	Pacific Hospital Supply Co., Ltd.	383,209	925,048
#	Paiho Shih Holdings Corp.	619,365	604,744
	Pan Jit International, Inc.	1,354,486	1,709,956
	Pan-International Industrial Corp.	2,174,747	1,306,099
#	Panion & BF Biotech, Inc.	186,000	681,526
*	Paragon Technologies Co., Ltd.	335,246	317,020
#	Parpro Corp.	233,000	171,326
	PChome Online, Inc.	223,000	751,883
#	PCL Technologies, Inc.	268,810	965,316
#	P-Duke Technology Co., Ltd.	298,950	685,366
	Pharmally International Holding Co., Ltd.	441,605	873,839
# *	Phihong Technology Co., Ltd.	1,535,401	629,072
	Phoenix Tours International, Inc.	264,481	268,511
	Pixart Imaging, Inc.	649,150	3,865,446
	Planet Technology Corp.	196,000	419,918
#	Plastron Precision Co., Ltd.	627,460	299,043
	Plotech Co., Ltd.	632,000	577,633
#	Polytronics Technology Corp.	300,027	967,392
	Posiflex Technology, Inc.	107,457	294,659
	Power Wind Health Industry, Inc.	182,203	998,072
	Poya International Co., Ltd.	127,098	2,745,112
	President Securities Corp.	4,868,994	2,506,700
#	Primax Electronics, Ltd.	2,086,000	3,242,517
	Prince Housing & Development Corp.	7,188,644	2,653,066
*	Princeton Technology Corp.	786,000	209,732
	Pro Hawk Corp.	89,000	599,429
	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co., Ltd.	875,000	1,087,853
#	Prosperity Dielectrics Co., Ltd.	508,559	946,581
	Qisda Corp.	7,208,900	4,722,799
	QST International Corp.	298,000	572,159
	Qualipoly Chemical Corp.	418,048	407,311
#	Quang Viet Enterprise Co., Ltd.	262,000	961,942
	Quanta Storage, Inc.	1,006,000	1,278,416

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Quintain Steel Co., Ltd.	1,038,823	$300,207
#	Radiant Innovation, Inc.	40,000	133,972
	Radiant Opto-Electronics Corp.	724,000	2,852,571
	Radium Life Tech Co., Ltd.	4,232,242	1,563,399
#	Rafael Microelectronics, Inc.	111,000	474,414
	Rechi Precision Co., Ltd.	1,687,181	1,133,454
#	Rexon Industrial Corp., Ltd.	581,000	1,630,795
	Rich Development Co., Ltd.	3,309,036	1,141,635
#	RichWave Technology Corp.	285,900	2,378,297
*	Right WAY Industrial Co., Ltd.	119,384	45,116
*	Ritek Corp.	4,051,867	1,476,293
# *	Roo Hsing Co., Ltd.	2,385,000	955,710
*	Rotam Global Agrosciences, Ltd.	437,268	171,393
	Ruentex Development Co., Ltd.	1,434,000	1,982,985
#	Ruentex Engineering & Construction Co.	168,000	352,125
	Ruentex Industries, Ltd.	1,826,000	4,229,843
	Samebest Co., Ltd.	73,420	134,680
	Sampo Corp.	1,570,861	1,269,972
#	San Fang Chemical Industry Co., Ltd.	1,022,647	741,005
*	San Far Property, Ltd.	540,761	375,649
#	San Shing Fastech Corp.	692,875	1,109,816
	Sanitar Co., Ltd.	221,000	234,013
	Sanyang Motor Co., Ltd.	2,646,628	2,086,889
#	SCI Pharmtech, Inc.	272,395	1,110,064
#	Scientech Corp.	260,000	510,592
	SDI Corp.	762,000	1,609,969
	Sea Sonic Electronics Co., Ltd.	45,000	107,554
	Senao International Co., Ltd.	467,541	466,234
#	Senao Networks, Inc.	127,000	399,020
	Sercomm Corp.	1,158,000	2,975,468
	Sesoda Corp.	1,156,370	889,980
	Shane Global Holding, Inc.	6,000	20,732
	Shan-Loong Transportation Co., Ltd.	371,000	388,991
	Sharehope Medicine Co., Ltd.	421,445	527,941
	Sheng Yu Steel Co., Ltd.	659,980	422,971
#	ShenMao Technology, Inc.	389,891	329,670
	Shieh Yih Machinery Industry Co., Ltd.	166,000	63,303
	Shih Her Technologies, Inc.	189,000	333,649
*	Shih Wei Navigation Co., Ltd.	409,081	99,416
#	Shihlin Electric & Engineering Corp.	1,687,000	2,909,687
	Shin Hai Gas Corp.	1,245	1,892
	Shin Zu Shing Co., Ltd.	860,943	4,281,154
*	Shinih Enterprise Co., Ltd.	71,000	55,972
*	Shining Building Business Co., Ltd.	2,225,814	791,239
#	Shinkong Insurance Co., Ltd.	1,192,131	1,500,970
	Shinkong Synthetic Fibers Corp.	6,246,395	2,532,085
	Shinkong Textile Co., Ltd.	926,542	1,406,884
#	Shiny Chemical Industrial Co., Ltd.	419,637	1,452,918
*	Shuttle, Inc.	1,741,152	538,270
	Sigurd Microelectronics Corp.	2,009,907	2,656,034
#	Silicon Integrated Systems Corp.	3,006,302	1,181,973
	Sinbon Electronics Co., Ltd.	1,159,813	7,818,326
	Sincere Navigation Corp.	1,703,139	849,427
	Single Well Industrial Corp.	79,224	82,301
	Sinher Technology, Inc.	277,000	440,361
#	Sinmag Equipment Corp.	198,056	534,043
	Sinon Corp.	2,075,510	1,415,723
#	Sinopower Semiconductor, Inc.	41,000	142,394
#	Sinphar Pharmaceutical Co., Ltd.	180,938	199,989

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sinyi Realty Co.	1,270,660	$1,271,611
	Sirtec International Co., Ltd.	500,600	457,261
	Sitronix Technology Corp.	597,879	2,636,787
	Siward Crystal Technology Co., Ltd.	817,000	590,577
	Soft-World International Corp.	351,000	998,932
	Solar Applied Materials Technology Co.	1,849,207	2,773,408
#	Solomon Technology Corp.	567,000	361,163
#	Solteam, Inc.	325,034	431,910
	Sonix Technology Co., Ltd.	700,000	1,634,061
	Southeast Cement Co., Ltd.	875,700	520,982
#	Speed Tech Corp.	435,000	1,467,368
#	Spirox Corp.	412,824	477,991
#	Sporton International, Inc.	343,192	2,743,786
#	St Shine Optical Co., Ltd.	257,000	2,329,125
	Standard Chemical & Pharmaceutical Co., Ltd.	400,571	515,922
#	Stark Technology, Inc.	490,688	1,107,255
*	Sun Yad Construction Co., Ltd.	210,000	81,915
# *	Sunko INK Co., Ltd.	800,000	278,225
	SunMax Biotechnology Co., Ltd.	89,000	202,925
	Sunny Friend Environmental Technology Co., Ltd.	326,000	2,411,394
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,001,487	2,052,045
	Sunplus Technology Co., Ltd.	2,342,000	1,156,873
#	Sunrex Technology Corp.	509,612	1,142,035
	Sunspring Metal Corp.	377,000	314,116
	Sunty Development Co., Ltd.	42,000	20,922
	Supreme Electronics Co., Ltd.	1,987,508	2,109,016
#	Swancor Holding Co., Ltd.	87,206	482,475
#	Sweeten Real Estate Development Co., Ltd.	788,465	590,275
#	Symtek Automation Asia Co., Ltd.	315,069	876,215
	Syncmold Enterprise Corp.	532,750	1,598,399
	SYNergy ScienTech Corp.	20,000	35,507
#	Synmosa Biopharma Corp.	785,446	668,615
#	Sysage Technology Co., Ltd.	585,041	811,649
	Systex Corp.	787,388	2,233,102
	T3EX Global Holdings Corp.	473,117	635,548
#	TA Chen Stainless Pipe	5,919,083	4,538,683
#	Ta Liang Technology Co., Ltd.	249,000	370,403
#	Ta Ya Electric Wire & Cable	2,881,318	2,028,061
	Ta Yih Industrial Co., Ltd.	140,000	262,029
	Tah Hsin Industrial Corp.	374,220	885,769
	TAI Roun Products Co., Ltd.	201,000	83,309
#	TA-I Technology Co., Ltd.	461,788	1,092,831
*	Tai Tung Communication Co., Ltd.	455,197	245,147
	Taichung Commercial Bank Co., Ltd.	14,944,200	5,671,803
#	TaiDoc Technology Corp.	267,470	2,165,687
	Taiflex Scientific Co., Ltd.	954,340	1,673,978
#	Taimide Tech, Inc.	524,262	971,399
#	Tainan Enterprises Co., Ltd.	502,370	309,302
#	Tainan Spinning Co., Ltd.	5,763,044	2,481,011
*	Tainergy Tech Co., Ltd.	232,622	241,839
#	Tai-Saw Technology Co., Ltd.	235,120	177,538
	TaiSol Electronics Co., Ltd.	63,000	124,826
#	Taisun Enterprise Co., Ltd.	1,088,648	826,899
#	Taita Chemical Co., Ltd.	1,233,497	1,403,483
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	574,673	722,740
	Taiwan Cogeneration Corp.	2,062,566	2,745,209
	Taiwan Fertilizer Co., Ltd.	532,000	953,251
	Taiwan Fire & Marine Insurance Co., Ltd.	1,236,338	853,841
	Taiwan FU Hsing Industrial Co., Ltd.	909,000	1,349,586

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Taiwan Glass Industry Corp.	736,000	$323,062
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,322,468	2,703,148
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	832,120	688,705
	Taiwan Kolin Co., Ltd.	1,356,000	0
*	Taiwan Land Development Corp.	3,734,991	960,855
	Taiwan Line Tek Electronic	239,777	202,109
#	Taiwan Mask Corp.	197,000	192,302
	Taiwan Navigation Co., Ltd.	934,777	546,343
	Taiwan Optical Platform Co., Ltd.	9,738	36,282
	Taiwan Paiho, Ltd.	1,376,287	3,424,131
	Taiwan PCB Techvest Co., Ltd.	1,359,238	1,937,197
#	Taiwan Sakura Corp.	994,803	1,717,892
	Taiwan Sanyo Electric Co., Ltd.	417,400	513,580
	Taiwan Secom Co., Ltd.	196,000	601,499
	Taiwan Semiconductor Co., Ltd.	1,157,000	1,820,308
#	Taiwan Shin Kong Security Co., Ltd.	1,703,577	2,172,740
	Taiwan Steel Union Co., Ltd.	18,000	42,527
#	Taiwan Styrene Monomer	2,520,209	1,420,299
	Taiwan Surface Mounting Technology Corp.	1,317,388	4,339,542
	Taiwan Taxi Co., Ltd.	73,227	201,507
*	Taiwan TEA Corp.	4,136,897	2,381,448
#	Taiwan Union Technology Corp.	1,274,000	4,244,684
	Taiyen Biotech Co., Ltd.	505,883	578,754
# *	Tatung Co., Ltd.	5,982,015	4,419,825
	Tayih Lun An Co., Ltd.	242,890	149,533
	TCI Co., Ltd.	454,746	3,632,259
	Te Chang Construction Co., Ltd.	310,206	318,195
	Tehmag Foods Corp.	125,800	1,078,877
	Ten Ren Tea Co., Ltd.	164,980	208,327
	Tera Autotech Corp.	91,885	75,558
	Test Research, Inc.	866,820	1,685,651
	Test-Rite International Co., Ltd.	1,526,495	1,342,384
*	Tex-Ray Industrial Co., Ltd.	311,000	198,309
#	Thinking Electronic Industrial Co., Ltd.	391,204	1,486,083
	Thye Ming Industrial Co., Ltd.	852,669	822,356
*	Ton Yi Industrial Corp.	4,066,644	1,412,595
	Tong Hsing Electronic Industries, Ltd.	1,080,240	4,768,177
#	Tong Yang Industry Co., Ltd.	1,913,741	2,524,948
	Tong-Tai Machine & Tool Co., Ltd.	1,155,892	570,286
#	TOPBI International Holdings, Ltd.	403,922	410,120
	Topco Scientific Co., Ltd.	840,087	3,368,113
	Topco Technologies Corp.	241,720	533,892
#	Topkey Corp.	284,000	1,509,891
	Topoint Technology Co., Ltd.	691,898	524,376
#	Toung Loong Textile Manufacturing	423,000	364,426
*	TPK Holding Co., Ltd.	1,729,000	3,051,374
	Trade-Van Information Services Co.	255,000	410,761
	Transart Graphics Co., Ltd.	18,000	43,563
	Transcend Information, Inc.	1,018,000	2,270,006
	Tsang Yow Industrial Co., Ltd.	270,000	158,347
	Tsann Kuen Enterprise Co., Ltd.	357,686	226,611
#	TSC Auto ID Technology Co., Ltd.	137,470	862,023
	TSRC Corp.	2,914,200	2,065,989
	Ttet Union Corp.	220,000	950,524
#	TTFB Co., Ltd.	50,000	396,409
	TTY Biopharm Co., Ltd.	1,111,979	2,968,881
	Tung Ho Steel Enterprise Corp.	3,634,000	3,842,544
	TURVO International Co., Ltd.	288,922	796,979
	TXC Corp.	1,554,053	4,191,379

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TYC Brother Industrial Co., Ltd.	1,056,980	$766,276
*	Tycoons Group Enterprise	2,199,767	398,893
#	Tyntek Corp.	1,489,039	912,655
	UDE Corp.	323,000	320,675
	Ultra Chip, Inc.	359,786	358,699
	U-Ming Marine Transport Corp.	2,253,000	2,286,483
	Union Bank Of Taiwan	9,580,122	3,368,022
	Union Insurance Co., Ltd.	64,743	42,938
#	Unitech Computer Co., Ltd.	483,804	416,535
#	Unitech Printed Circuit Board Corp.	2,994,937	2,208,482
	United Integrated Services Co., Ltd.	789,951	5,484,673
	United Orthopedic Corp.	421,935	494,646
	United Radiant Technology	474,000	230,868
*	United Renewable Energy Co., Ltd.	4,391,108	2,329,870
*	Unity Opto Technology Co., Ltd.	2,760,500	149,107
	Univacco Technology, Inc.	32,000	25,813
	Universal Cement Corp.	2,331,433	1,627,174
#	Universal Microwave Technology, Inc.	257,534	612,401
# *	Unizyx Holding Corp.	1,456,430	1,149,533
	UPC Technology Corp.	4,121,124	1,874,704
#	Userjoy Technology Co., Ltd.	186,274	462,233
	USI Corp.	3,754,156	2,318,932
# *	Usun Technology Co., Ltd.	265,200	464,589
#	Utechzone Co., Ltd.	269,000	460,467
	Ve Wong Corp.	650,696	804,420
# *	VHQ Media Holdings, Ltd.	60,000	127,724
# *	Victory New Materials, Ltd. Co.	734,832	317,628
	Visual Photonics Epitaxy Co., Ltd.	795,772	2,246,370
#	Vivotek, Inc.	154,704	392,689
	Wafer Works Corp.	2,551,548	2,831,016
# *	Waffer Technology Corp.	619,000	334,033
	Wah Hong Industrial Corp.	144,021	157,593
	Wah Lee Industrial Corp.	885,000	1,974,646
	Walsin Lihwa Corp.	2,541,000	1,578,971
# *	Walton Advanced Engineering, Inc.	1,328,197	497,914
	Wan Hai Lines, Ltd.	463,000	424,676
	WAN HWA Enterprise Co.	489,238	199,394
*	Ways Technical Corp., Ltd.	189,000	111,173
*	We & Win Development Co., Ltd.	161,000	56,670
*	We&Win Diversification Co., Ltd.	95,000	48,198
	Wei Chuan Foods Corp.	1,678,000	1,174,815
	Wei Mon Industry Co., Ltd.	3,075,282	0
#	Weikeng Industrial Co., Ltd.	1,676,459	1,071,517
	Well Shin Technology Co., Ltd.	470,000	745,758
	Weltrend Semiconductor	182,000	195,271
*	Wha Yu Industrial Co., Ltd.	301,000	163,791
#	Wholetech System Hitech, Ltd.	207,000	205,844
	Winbond Electronics Corp.	558,000	331,439
	Winmate, Inc.	157,000	399,243
#	Winstek Semiconductor Co., Ltd.	318,000	259,688
*	Wintek Corp.	5,447,000	65,337
	Wisdom Marine Lines Co., Ltd.	2,219,241	1,646,349
	Wistron NeWeb Corp.	1,532,155	4,049,118
	Wowprime Corp.	334,000	873,122
	WT Microelectronics Co., Ltd.	1,650,450	2,125,115
	WUS Printed Circuit Co., Ltd.	838,737	854,880
#	XAC Automation Corp.	384,000	347,875
# *	XinTec, Inc.	108,000	455,037
#	X-Legend Entertainment Co., Ltd.	106,000	216,810

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	XPEC Entertainment, Inc.	192,135	$0
	Xxentria Technology Materials Corp.	645,207	1,288,463
*	Yang Ming Marine Transport Corp.	6,413,981	2,581,827
	YC INOX Co., Ltd.	1,954,388	1,565,981
#	YCC Parts Manufacturing Co., Ltd.	210,000	314,517
*	Yea Shin International Development Co., Ltd.	897,076	481,735
#	Yem Chio Co., Ltd.	2,060,673	1,052,702
#	Yeong Guan Energy Technology Group Co., Ltd.	392,987	1,260,708
	YFC-Boneagle Electric Co., Ltd.	504,000	441,846
	YFY, Inc.	6,311,212	4,287,644
	Yi Jinn Industrial Co., Ltd.	996,284	484,532
*	Yieh Phui Enterprise Co., Ltd.	7,762,049	2,759,188
	Yonyu Plastics Co., Ltd.	363,600	416,467
#	Young Fast Optoelectronics Co., Ltd.	454,872	327,939
# *	Young Optics, Inc.	143,000	259,946
#	Youngtek Electronics Corp.	588,666	1,081,744
#	Yuanta Futures Co., Ltd.	375,829	685,682
	Yulon Finance Corp.	796,320	2,695,721
*	Yulon Motor Co., Ltd.	2,590,056	3,229,178
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	367,869	892,789
#	Yungshin Construction & Development Co., Ltd.	503,000	681,672
	YungShin Global Holding Corp.	974,015	1,461,736
	Yungtay Engineering Co., Ltd.	17,000	38,001
	Yusin Holding Corp.	6,721	14,504
	Zeng Hsing Industrial Co., Ltd.	278,107	1,325,781
#	Zenitron Corp.	986,000	728,461
#	Zero One Technology Co., Ltd.	578,000	735,769
	Zhong Yang Technology Co., Ltd.	7,000	12,012
*	Zig Sheng Industrial Co., Ltd.	2,188,732	615,187
*	Zinwell Corp.	1,481,586	942,554
#	Zippy Technology Corp.	595,948	665,444
#	ZongTai Real Estate Development Co., Ltd.	783,849	1,059,202

TOTAL TAIWAN			980,232,112

THAILAND — (3.0%)
*	AAPICO Hitech PCL	82,700	31,841
*	AAPICO Hitech PCL	966,439	372,095
	Advanced Information Technology PCL, Class F	838,500	427,758
	AEON Thana Sinsap Thailand PCL	411,400	1,715,954
	After You PCL	1,491,000	418,585
	AJ Plast PCL	406,188	242,403
	Allianz Ayudhya Capital PCL	195,200	206,677
	Alucon PCL	2,200	10,800
	Amanah Leasing PCL	1,161,500	96,147
	Amata Corp. PCL	4,431,710	1,663,624
	Amata VN PCL, Class F	28,100	4,418
	Ananda Development PCL	9,266,700	422,193
	AP Thailand PCL	12,522,116	2,511,052
*	Asia Aviation PCL	14,319,600	656,999
	Asia Plus Group Holdings PCL	10,182,300	542,316
	Asia Sermkij Leasing PCL	1,030,800	595,312
	Asian Insulators PCL	8,798,700	570,253
	Bangchak Corp. PCL	5,597,000	2,603,882
	Bangkok Airways PCL	4,679,600	747,715
	Bangkok Aviation Fuel Services PCL	1,198,246	761,218
	Bangkok Chain Hospital PCL	5,905,437	2,614,744
	Bangkok Insurance PCL	195,981	1,697,758
	Bangkok Land PCL	76,719,370	2,387,673
*	Bangkok Life Assurance PCL	1,095,400	629,106

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Bangkok Ranch PCL	3,204,600	$173,764
	Bangkok Rubber Pub Co.	14,600	0
	Banpu PCL	12,020,900	2,526,250
	Banpu Power PCL	1,249,000	532,981
*	Beauty Community PCL	11,586,700	457,260
*	BEC World PCL	4,825,248	715,253
*	Better World Green PCL	14,328,300	197,679
	BG Container Glass PCL	455,200	121,221
	Brooker Group PCL (The)	1,909,700	23,896
*	Buriram Sugar PCL	448,900	37,447
	Cal-Comp Electronics Thailand PCL, Class F	13,468,244	993,887
	Central Paper Industry PCL	20	0
*	Central Plaza Hotel PCL	2,661,300	1,682,124
*	CH Karnchang PCL	6,269,200	2,997,067
	Charoong Thai Wire & Cable PCL, Class F	931,600	164,396
	Chularat Hospital PCL, Class F	24,489,000	1,980,020
	CIMB Thai Bank PCL	8,597,100	148,951
*	COL PCL	691,200	416,927
	Com7 PCL, Class F	2,432,900	3,200,414
	Communication & System Solution PCL	865,600	39,159
*	Country Group Development PCL	21,319,400	437,777
*	Country Group Holdings PCL	8,567,500	178,676
	Demco PCL	260,300	22,549
	Dhipaya Insurance PCL	2,523,300	1,878,257
	Diamond Building Products PCL	58,000	10,793
	Do Day Dream PCL	434,400	195,126
	Dusit Thani PCL.	114,500	25,532
	Dynasty Ceramic PCL	19,489,680	1,438,237
	Eastern Polymer Group PCL, Class F	5,781,700	916,390
	Eastern Power Group PCL	2,099,608	261,377
	Eastern Water Resources Development and Management PCL, Class F	3,523,200	1,017,367
*	Ekachai Medical Care PCL	927,600	122,619
	Erawan Group PCL (The)	7,716,370	559,525
*	Esso Thailand PCL	5,679,400	1,102,442
	Forth Corp. PCL	1,975,600	358,134
	Forth Smart Service PCL	1,442,400	314,697
	Fortune Parts Industry PCL, Class F	1,865,300	84,385
	GFPT PCL	2,792,100	1,021,254
	Global Green Chemicals PCL, Class F	1,773,600	412,564
	GMM Grammy PCL	154,160	45,010
*	Grande Asset Hotels & Property PCL	1,507,800	24,672
*	Group Lease PCL	1,644,700	96,569
	Gunkul Engineering PCL	20,209,780	1,322,787
	Haad Thip PCL	400,500	446,535
	Hana Microelectronics PCL	2,893,996	4,178,385
	Humanica PCL	41,600	10,745
*	ICC International PCL	204,600	180,525
	Ichitan Group PCL	3,794,800	1,241,901
*	Interlink Communication PCL	798,400	127,057
	IRPC PCL	1,600,800	103,750
*	Italian-Thai Development PCL	21,130,627	603,393
*	ITV PCL	2,785,600	0
	Jasmine International PCL	8,204,700	679,173
	Jubilee Enterprise PCL	272,500	148,632
	JWD Infologistics PCL	415,000	91,875
	Kang Yong Electric PCL	6,000	59,293
	Karmarts PCL	3,724,500	382,398
	KCE Electronics PCL	4,013,800	5,022,482
	KGI Securities Thailand PCL	7,334,200	654,177

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Khon Kaen Sugar Industry PCL	10,145,237	$742,156
	Khonburi Sugar PCL	138,500	13,331
	Kiatnakin Phatra Bank PCL	1,200,800	1,521,829
	Lalin Property PCL	194,800	35,626
	Lam Soon Thailand PCL	1,298,700	180,841
	Lanna Resources PCL	672,250	125,100
	Lee Feed Mill PCL	67,000	4,772
	LH Financial Group PCL	44,048,139	1,257,812
*	Loxley PCL	8,578,276	357,801
	LPN Development PCL	7,183,302	875,802
	Major Cineplex Group PCL	927,300	383,803
	MBK PCL	5,641,600	1,954,898
*	MCOT PCL	1,716,300	155,289
	MCS Steel PCL.	1,852,900	755,012
	Mega Lifesciences PCL	1,947,100	2,170,906
	Millcon Steel PCL	3,497,033	76,297
	Modernform Group PCL	2,003,800	155,585
*	Mono Next P.C.L., Class F	6,028,600	518,381
	More Return PCL	0	0
	Muang Thai Insurance PCL	61,288	167,636
	Namyong Terminal PCL	2,623,500	269,358
*	Nava Nakorn PCL	1,852,800	109,382
*	Nawarat Patanakarn PCL	2,154,200	35,941
	Netbay PCL	581,300	464,406
	Noble Development PCL	560,700	357,999
	Northeast Rubber PCL	141,900	21,580
*	Nusasiri PCL	2,408,400	19,318
	Origin Property PCL, Class F	4,930,750	1,044,131
	PCS Machine Group Holding PCL	1,737,100	245,231
	Plan B Media Pcl, Class F	10,231,100	1,772,614
	Platinum Group PCL (The), Class F	3,236,300	209,748
	Polyplex Thailand PCL	1,521,450	1,176,448
	Power Solution Technologies PCL, Class F	8,101,420	397,695
*	Precious Shipping PCL	4,177,650	651,428
	Premier Marketing PCL	1,948,000	462,507
	Prima Marine PCL	4,033,200	1,002,881
*	Principal Capital PCL	1,537,400	127,264
	Property Perfect PCL	42,787,930	453,037
	Pruksa Holding PCL	4,129,500	1,298,439
	PTG Energy PCL	3,978,600	2,425,392
	Pylon PCL	1,829,000	201,869
	Quality Houses PCL	43,708,326	2,916,927
*	Raimon Land PCL	11,180,400	200,883
	Rajthanee Hospital PCL	845,900	583,520
	Ratchthani Leasing PCL	10,394,155	1,160,557
*	Regional Container Lines PCL	2,112,900	437,257
	Rojana Industrial Park PCL	5,166,454	636,534
	RS PCL	2,386,300	1,408,773
	S 11 Group PCL	1,380,900	276,911
	Sabina PCL	1,072,000	715,412
	Saha Pathana Inter-Holding PCL	699,100	1,345,825
*	Sahakol Equipment PCL	2,553,800	122,907
	Sahamitr Pressure Container PCL	676,000	245,089
	Saha-Union PCL	887,600	961,145
	Sahaviriya Steel Industries PCL	0	0
	Samart Corp. PCL	3,438,700	538,409
	Samart Telcoms PCL	850,900	132,682
	Sansiri PCL	64,865,710	1,207,094
	Sappe PCL	568,800	399,670

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	SC Asset Corp. PCL	10,888,215	$803,494
	SEAFCO PCL	2,921,502	427,434
	Sena Development PCL	2,808,533	241,497
	Sermsang Power Corp. Co., Ltd.	1,133,800	251,006
	Siam City Cement PCL	29,054	110,464
	Siam Future Development PCL	7,200,747	984,204
	Siam Wellness Group PCL, Class F	2,453,600	444,785
	Siamgas & Petrochemicals PCL	4,761,300	1,382,522
	Singha Estate PCL	21,677,354	772,018
	Sino-Thai Engineering & Construction PCL	5,649,000	1,830,590
	SISB PCL	39,100	10,412
	SNC Former PCL	626,400	198,969
	Somboon Advance Technology PCL	1,700,137	725,494
	Southern Concrete Pile PCL	115,700	21,345
	SPCG PCL	2,771,800	1,760,861
*	Sri Trang Agro-Industry PCL	4,514,408	5,178,153
*	Sriracha Construction PCL	585,500	164,374
	Srisawad Finance PCL	414,300	362,226
*	Srithai Superware PCL	8,442,800	165,240
	Srivichai Vejvivat PCL	688,600	132,561
	Star Petroleum Refining PCL	9,668,600	1,644,135
	STP & I PCL	5,356,064	546,476
	Supalai PCL	7,510,191	3,783,108
	Super Energy Corp. PCL	88,939,400	2,368,483
	Susco PCL	3,412,900	284,705
	SVI PCL	1,693,800	279,877
	Synnex Thailand PCL	106,040	50,353
	Syntec Construction PCL	6,031,500	247,704
	TAC Consumer PCL, Class F	1,991,500	421,718
	Taokaenoi Food & Marketing PCL, Class F	2,245,080	806,767
	Tapaco PCL	80,100	7,556
*	Tata Steel Thailand PCL	3,381,400	40,142
	Thai Agro Energy PCL	1,648,100	118,449
*	Thai Airways International PCL	1,860,600	171,927
	Thai Nakarin Hospital PCL	338,300	358,190
	Thai Rayon PCL	40,200	27,989
*	Thai Reinsurance PCL	13,194,400	567,273
	Thai Solar Energy PCL, Class F	4,090,574	328,112
	Thai Stanley Electric PCL, Class F	191,300	886,913
	Thai Vegetable Oil PCL	2,410,775	2,629,866
*	Thai Wacoal PCL	78,000	113,556
	Thai Wah PCL, Class F	2,788,800	304,225
	Thaicom PCL	4,067,900	717,846
	Thaifoods Group PCL	4,336,400	559,311
	Thaire Life Assurance PCL	331,700	28,735
	Thanachart Capital PCL	275,800	243,346
	Thitikorn PCL	1,017,200	226,824
	Thoresen Thai Agencies PCL	8,334,654	738,065
	Tipco Asphalt PCL	3,567,000	1,739,581
	TIPCO Foods PCL	1,402,482	251,990
	TKS Technologies PCL	681,450	121,346
*	TMT Steel PCL	1,454,500	229,603
	TPC Power Holdings Co., Ltd.	1,448,600	478,722
	TPI Polene PCL	43,450,000	1,923,831
	TPI Polene Power PCL	13,795,400	1,859,010
	TQM Corp. PCL	202,900	768,178
	TTCL PCL	241,240	29,258
	TTW PCL	2,759,300	1,026,963
*	U City PCL, Class F	16,368,114	572,431

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	UAC Global PCL	353,200	$41,703
	Union Auction PCL	1,214,200	463,591
	Unique Engineering & Construction PCL	3,742,070	487,457
	United Paper PCL	1,795,800	777,839
	Univanich Palm Oil PCL	2,378,600	372,425
	Univentures PCL	3,790,300	274,840
*	Vanachai Group PCL	3,346,559	329,636
	Vibhavadi Medical Center PCL	3,363,700	156,489
	Vinythai PCL	1,352,434	1,045,758
	WHA Corp. PCL	6,493,300	495,839
	WHA Utilities and Power PCL	6,725,600	901,998
	Workpoint Entertainment PCL	1,310,140	414,049

TOTAL THAILAND			150,837,256

TURKEY — (1.2%)
*	Adese Alisveris Merkezleri Ticaret A.S.	1,099,020	342,868
*	Afyon Cimento Sanayi TAS	1,787,299	898,967
	Akcansa Cimento A.S.	118,218	177,115
#	Aksa Akrilik Kimya Sanayii A.S.	911,863	881,023
*	Aksa Enerji Uretim A.S.	713,373	525,913
	Aksigorta A.S.	530,269	445,991
#	Alarko Holding A.S.	883,782	652,262
# *	Albaraka Turk Katilim Bankasi A.S.	3,412,000	662,244
	Alkim Alkali Kimya A.S.	380,444	629,264
#	Anadolu Anonim Turk Sigorta Sirketi	1,350,067	1,072,297
	Anadolu Hayat Emeklilik A.S.	402,101	387,568
	AvivaSA Emeklilik ve Hayat A.S., Class A	211,469	327,029
#	Aygaz A.S.	408,024	514,969
*	Bagfas Bandirma Gubre Fabrikalari A.S.	195,965	379,360
*	Bera Holding A.S.	2,782,485	2,989,128
# *	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	879,607	307,671
	Bizim Toptan Satis Magazalari A.S.	159,618	274,032
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	192,327	313,632
	Borusan Yatirim ve Pazarlama A.S.	31,790	595,836
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	213,747	379,443
*	Cimsa Cimento Sanayi VE Ticaret A.S.	323,514	481,164
	Deva Holding A.S.	195,430	499,209
#	Dogan Sirketler Grubu Holding A.S.	6,545,028	1,899,213
#	Dogus Otomotiv Servis ve Ticaret A.S.	146,035	295,515
	EGE Endustri VE Ticaret A.S.	6,492	708,259
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	780,839	611,810
Ω	Enerjisa Enerji A.S.	31,458	33,823
#	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	76,729	239,367
*	Fenerbahce Futbol A.S.	190,973	795,256
*	Global Yatirim Holding A.S.	508,575	322,138
*	Goldas Kuyumculuk Sanayi Ithalat Ve B	8,540	0
*	Goodyear Lastikleri TAS	507,133	366,925
# *	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,043,152	689,218
	GSD Holding A.S.	1,439,487	361,339
# *	Gubre Fabrikalari TAS	353,881	1,408,328
#	Hektas Ticaret TAS	626,777	911,561
*	Ihlas Holding A.S.	3,402,242	431,830
#	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	179,897	348,829
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	515,739	665,770
# *	Is Finansal Kiralama A.S.	1,271,306	525,831
	Is Yatirim Menkul Degerler A.S., Class A	973,297	1,216,913
*	Isiklar Enerji ve Yapi Holding A.S.	4,524,519	616,535
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,133,490	707,521
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,728,746	1,748,978

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kartonsan Karton Sanayi ve Ticaret A.S.	4,074	$876,614
*	Kerevitas Gida Sanayi ve Ticaret A.S.	633,326	484,441
	Kordsa Teknik Tekstil A.S.	336,416	437,895
# *	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,195,657	1,726,209
*	Kutahya Porselen Sanayi A.S.	7,678	25,417
*	Logo Yazilim Sanayi Ve Ticaret A.S.	101,991	1,132,008
* Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	202,837	914,309
*	Menderes Tekstil Sanayi ve Ticaret A.S.	325,597	117,849
*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	424,804
# *	Migros Ticaret A.S.	456,336	2,035,367
* Ω	MLP Saglik Hizmetleri A.S.	500,109	951,918
*	NET Holding A.S.	749,748	281,709
*	Netas Telekomunikasyon A.S.	164,979	393,309
	Nuh Cimento Sanayi A.S.	383,295	1,377,397
# *	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	2,908,605	1,082,041
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	51,098	1,106,828
# *	Oyak Cimento Fabrikalari A.S.	1,496,960	1,316,679
*	Parsan Makina Parcalari Sanayii A.S.	126,184	270,435
# *	Pegasus Hava Tasimaciligi A.S.	195,500	927,313
# *	Petkim Petrokimya Holding A.S.	1,740,749	850,245
#	Polisan Holding A.S.	978,114	439,376
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	339,969	268,583
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,832,859	1,445,611
*	Sasa Polyester Sanayi A.S.	566,919	1,040,666
# *	Sekerbank Turk A.S.	2,648,150	573,850
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	639,913	697,861
	Tat Gida Sanayi A.S.	435,934	531,835
	TAV Havalimanlari Holding A.S.	360,988	594,406
#	Tekfen Holding A.S.	1,083,878	1,704,549
*	Turcas Petrol A.S.	822,759	416,158
	Turk Traktor ve Ziraat Makineleri A.S.	80,475	1,088,940
# *	Turkiye Sinai Kalkinma Bankasi A.S.	8,367,261	2,546,611
	Turkiye Sise ve Cam Fabrikalari A.S.	376,803	274,913
*	Ulker Biskuvi Sanayi A.S.	814,973	1,965,710
# *	Vestel Elektronik Sanayi ve Ticaret A.S.	395,418	782,996
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	635,940	665,506
# *	Zorlu Enerji Elektrik Uretim A.S.	1,892,606	559,518

TOTAL TURKEY			60,971,820

UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Islamic Bank PJSC	446,429	525,424
	Air Arabia PJSC	3,609,681	1,073,278
	Amanat Holdings PJSC	2,099,448	439,904
*	Amlak Finance PJSC	1,550,731	112,522
*	Arabtec Holding PJSC	2,783,626	401,650
	Aramex PJSC	1,976,136	2,120,560
*	DAMAC Properties Dubai Co. PJSC	2,412,634	709,819
	Dana Gas PJSC	4,082,918	750,858
*	Deyaar Development PJSC	5,615,929	412,030
	Dubai Financial Market PJSC	2,455,062	552,827
	Dubai Investments PJSC	2,087,183	640,733
*	DXB Entertainments PJSC	4,894,882	152,090
*	Emaar Development PJSC	116,758	71,774
*	Eshraq Investments PJSC	2,052,943	168,145
*	Gulf Navigation Holding PJSC	1,096,558	124,221
	Islamic Arab Insurance Co.	1,214,883	245,450
*	Manazel Real Estate PJSC	1,154,309	98,024
	National Central Cooling Co. PJSC	486,811	326,743

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
RAK Properties PJSC	748,774	$78,348

TOTAL UNITED ARAB EMIRATES		9,004,400

UNITED STATES — (0.0%)
Textainer Group Holdings, Ltd.	1,666	23,524

TOTAL COMMON STOCKS		4,810,658,174

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
AES Tiete Energia SA	7,992	4,081
Alpargatas SA	650,452	4,593,333
Banco ABC Brasil SA	479,999	1,020,571
* Banco ABC Brasil SA	8,007	16,997
Banco do Estado do Rio Grande do Sul SA, Class B	1,123,744	2,350,130
Banco Pan SA	117,090	152,231
* Banco Pine SA	87,300	33,776
Centrais Eletricas Santa Catarina	75,900	681,095
Cia de Saneamento do Parana	5,573,603	4,623,664
Cia de Transmissao de Energia Eletrica Paulista	877,578	3,595,685
Cia Energetica de Sao Paulo, Class B	996,420	4,633,098
Cia Energetica do Ceara, Class A	117,039	1,217,722
Cia Ferro Ligas da Bahia - FERBASA	269,003	852,303
Cia Paranaense de Energia	144,043	1,550,396
* Eucatex SA Industria e Comercio	196,878	253,906
* Gol Linhas Aereas Inteligentes SA	8,548	23,374
Grazziotin SA	12,400	63,146
Marcopolo SA	3,236,511	1,381,931
Randon SA Implementos e Participacoes	1,005,721	2,224,244
Schulz SA	78,800	163,424
Unipar Carbocloro SA	353,718	1,864,771
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	2,442,271	4,639,419

TOTAL BRAZIL		35,939,297

CHILE — (0.0%)
Coca-Cola Embonor SA, Class B	657,545	799,564

COLOMBIA — (0.0%)
Avianca Holdings SA	485,000	19,862

TOTAL PREFERRED STOCKS		36,758,723

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* CVC Brasil Operadora e Agencia de Viagens SA Warrants 1/29/21	44,873	15,562
* Gafisa SA Rights 06/15/20	0	0
* Gafisa SA Rights 06/15/20	2	0

TOTAL BRAZIL		15,562

CHILE — (0.0%)
* Banvida SA Rights 9/24/20	5,722	0

HONG KONG — (0.0%)
* Jiayuan International Group, Ltd. Rights 11/30/20	59,400	0

INDIA — (0.0%)
Arvind Fashions, Ltd. Rights 04/17/20	0	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (0.0%)
*	JAKS Resources Bhd Rights 11/12/20	3,593,280	$224,850
*	Vizione Holdings Bhd Warrants 8/24/23	182,611	5,714

TOTAL MALAYSIA			230,564

SOUTH KOREA — (0.0%)
*	Air Busan Co., Ltd. Rights 12/8/20	2,979	1,824

TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 10/5/20	33,033	10,394
*	Da Li Development Co., Ltd. Rights 11/12/20	69,968	11,374
*	Etron Technology, Inc. Rights 11/16/20	177,661	13,043
*	Nuvoton Technology Corp. Rights 10/28/20	152,060	18,075
*	OK Biotech Co., Ltd. Rights 08/03/20	20,528	2,907
*	Supreme Electronics Co., Ltd. Rights 10/28/20	196,915	0
*	Tai Tung Communication Co., Ltd. Rights 11/9/20	58,071	2,335

TOTAL TAIWAN			58,128

THAILAND — (0.0%)
*	MBK-W1, Inc. Warrants 1/21/21	225,664	56,475
	PP Prime PCL	0	0
	Tapaco PCL Rights 03/18/22	0	0

TOTAL THAILAND			56,475

TOTAL RIGHTS/WARRANTS			362,553

TOTAL INVESTMENT SECURITIES (Cost $4,637,948,288)			4,847,779,450

			Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@ §	The DFA Short Term Investment Fund	10,596,378	122,610,691

TOTAL INVESTMENTS — (100.0%) (Cost $4,760,537,239)			$4,970,390,141

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2020, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	282	12/18/20	$15,350,175	$15,536,790	$186,615

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
S&P 500® Emini Index	53	12/18/20	$8,592,769	$8,651,455	$58,686

Total Futures Contracts			$23,942,944	$24,188,245	$245,301

Summary of the Series’ investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$203,081,561	—	—	$203,081,561
Chile	92,526	$46,003,028	—	46,095,554
China	101,370,733	1,177,578,216	—	1,278,948,949
Colombia	7,789,489	—	—	7,789,489
Greece	—	19,440,598	—	19,440,598
Hong Kong	4,820,053	10,948,703	—	15,768,756
Hungary	—	4,787,201	—	4,787,201
India	1,522,030	589,649,320	—	591,171,350
Indonesia	838,960	82,875,723	—	83,714,683
Malaysia	—	107,591,478	—	107,591,478
Mexico	122,868,785	15,897	—	122,884,682
Philippines	—	55,570,858	—	55,570,858
Poland	—	45,068,775	—	45,068,775
Qatar	—	18,794,492	—	18,794,492
Russia	16,905,276	—	—	16,905,276
Saudi Arabia	638,560	55,286,363	—	55,924,923
South Africa	23,596,920	163,449,018	—	187,045,938
South Korea	5,519,634	743,484,865	—	749,004,499
Taiwan	69,564	980,162,548	—	980,232,112
Thailand	150,837,256	—	—	150,837,256
Turkey	—	60,971,820	—	60,971,820
United Arab Emirates	—	9,004,400	—	9,004,400
United States	—	23,524	—	23,524
Preferred Stocks
Brazil	35,939,297	—	—	35,939,297
Chile	—	799,564	—	799,564
Colombia	19,862	—	—	19,862
Rights/Warrants
Brazil	—	15,562	—	15,562
Malaysia	—	230,564	—	230,564
South Korea	—	1,824	—	1,824
Taiwan	—	58,128	—	58,128
Thailand	—	56,475	—	56,475
Securities Lending Collateral	—	122,610,691	—	122,610,691
Futures Contracts**	245,301	—	—	245,301

TOTAL	$676,155,807	$4,294,479,635	—	$4,970,635,442

**	Valued at the unrealized appreciation/(depreciation) on the investment.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (3.8%)
	Alliar Medicos A Frente SA	200,100	$337,571
#	Banco Bradesco SA, ADR	993,591	3,477,568
	Banco Bradesco SA	839,815	2,659,388
	Banco do Brasil SA	3,882,886	20,165,739
	Banco Santander Brasil SA	1,784,006	9,964,777
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	248,284	945,461
	Camil Alimentos SA	625,691	1,318,346
	Cia Brasileira de Distribuicao	765,758	8,267,536
	Cogna Educacao	10,627,610	7,945,773
	Cosan SA.	68,601	776,999
	CSU Cardsystem SA	189,200	430,303
	Direcional Engenharia SA	694,257	1,363,601
	Duratex SA	855,561	2,858,356
*	Embraer SA, Sponsored ADR	679,399	2,799,124
	Enauta Participacoes SA	796,973	1,315,336
	Even Construtora e Incorporadora SA	823,256	1,479,234
	Fras-Le SA	22,500	23,724
*	Gafisa SA, ADR	164,984	267,274
	Gerdau SA, Sponsored ADR	6,102,238	23,249,527
	Gerdau SA	823,066	2,596,310
*	Helbor Empreendimentos SA	271,940	424,169
	Industrias Romi SA	248,266	530,891
*	International Meal Co. Alimentacao SA, Class A	464,842	233,314
	Iochpe-Maxion SA	967,506	2,239,211
	JBS SA	622,630	2,110,537
	JHSF Participacoes SA	1,753,405	1,964,882
	Kepler Weber SA	7,000	47,419
*	Marisa Lojas SA	951,350	1,022,984
*	Petro Rio SA	87,499	477,604
#	Petroleo Brasileiro SA, Sponsored ADR	10,919,479	72,177,756
#	Petroleo Brasileiro SA, Sponsored ADR	7,354,006	48,757,060
	Petroleo Brasileiro SA	13,010,994	43,083,137
	Positivo Tecnologia SA	33,500	23,645
	Sao Carlos Empreendimentos e Participacoes SA	58,500	372,128
	Sao Martinho SA	29,200	107,122
	SLC Agricola SA	936,523	4,173,423
	Sul America SA	750,006	5,227,083
# *	Suzano SA, Sponsored ADR	541,108	4,685,993
*	Tecnisa SA	200,248	276,050
	Trisul SA	290,805	533,671
*	Tupy SA	617,802	2,031,723
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	1,129,080
	Vale SA	19,189,949	202,502,886
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	333,537	424,336

TOTAL BRAZIL			486,798,051

CHILE — (0.8%)
	Besalco SA	530,993	230,670
	Camanchaca SA	1,334,309	92,928
	CAP SA	903,279	7,462,829
	Cementos BIO BIO SA	665,307	626,568
	Cencosud SA	11,265,168	15,685,834
*	Cia Sud Americana de Vapores SA	48,651,513	1,417,161
	Cristalerias de Chile SA	264,624	1,297,353
	Empresa Nacional de Telecomunicaciones SA	712,006	4,021,677

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Empresas CMPC SA	6,897,137	$14,352,035
	Empresas COPEC SA	1,981,546	15,109,213
	Empresas Hites SA	1,895,532	255,405
*	Empresas La Polar SA	15,891,479	138,287
#	Enel Americas SA, ADR	3,027,895	19,681,318
	Enel Americas SA	29,056,374	3,854,856
	Enel Chile SA, ADR	928,544	3,092,052
	Grupo Security SA	3,945,934	619,749
	Inversiones Aguas Metropolitanas SA	2,482,882	1,675,535
	Itau CorpBanca Chile SA	729,259,638	1,924,855
*	Latam Airlines Group SA	1,238,786	1,868,467
*	Masisa SA	22,028,318	282,013
	PAZ Corp. SA	1,916,910	1,160,815
	Ripley Corp. SA	8,147,517	2,003,229
	Salfacorp SA	2,541,060	1,222,588
	Sigdo Koppers SA	187,924	180,236
	SMU SA	449,171	59,079
	Sociedad Matriz SAAM SA	52,799,470	3,426,552
	Socovesa SA	4,847,319	1,091,278
	SONDA SA	53,757	34,132
	Vina Concha y Toro SA	1,498,720	2,392,286

TOTAL CHILE			105,259,000

CHINA — (34.1%)
	361 Degrees International, Ltd.	7,811,000	959,054
* Ω	3SBio, Inc.	318,500	297,064
	AAC Technologies Holdings, Inc.	856,000	4,499,461
Ω	AAG Energy Holdings, Ltd.	308,000	40,211
*	Advanced Technology & Materials Co., Ltd., Class A	226,600	217,754
	AECC Aero-Engine Control Co., Ltd., Class A	244,300	653,078
	AECC Aviation Power Co., Ltd., Class A	596,525	3,260,373
	Aerospace CH UAV Co., Ltd.	225,100	797,218
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	310,223	455,421
	Agile Group Holdings, Ltd.	13,074,999	17,941,012
	Agricultural Bank of China, Ltd., Class H	168,975,000	57,488,052
#	Air China, Ltd., Class H	20,148,000	13,034,099
	Aisino Corp., Class A	596,467	1,385,754
	Ajisen China Holdings, Ltd.	3,251,000	411,886
*	Alpha Group, Class A	286,500	275,463
*	Aluminum Corp. of China, Ltd., Class H	22,526,000	4,920,146
	AMVIG Holdings, Ltd.	3,169,100	883,989
	Angang Steel Co., Ltd., Class H	15,485,632	4,546,915
	Anhui Conch Cement Co., Ltd., Class H	4,782,000	29,913,748
	Anhui Construction Engineering Group Co., Ltd., Class A	341,900	200,488
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	89,500	253,266
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	400,340	292,825
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	240,100	233,844
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	237,000	332,610
	Anhui Xinhua Media Co., Ltd., Class A	359,300	275,623
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	450,000	743,237
# *	Anton Oilfield Services Group	21,022,000	898,611
	APT Satellite Holdings, Ltd.	68,000	16,797
	Asia Cement China Holdings Corp.	4,854,000	4,454,767
Ω	AsiaInfo Technologies, Ltd.	121,600	167,912
# *	Asian Citrus Holdings, Ltd.	4,633,000	140,439
	Avic Capital Co., Ltd., Class A	2,732,900	1,788,542
	AVIC Electromechanical Systems Co., Ltd., Class A	27,400	43,326
	Avic Heavy Machinery Co., Ltd., Class A	194,489	418,049
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	6,690,401

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	593,700	$590,450
Ω	BAIC Motor Corp., Ltd., Class H	16,660,500	6,161,570
*	Baidu, Inc., Sponsored ADR	850,256	113,126,561
Ω	BAIOO Family Interactive, Ltd.	972,000	103,265
	Bank of Beijing Co., Ltd., Class A	4,195,822	2,927,487
	Bank of Changsha Co., Ltd., Class A	1,118,100	1,505,487
	Bank of Chengdu Co., Ltd., Class A	1,252,328	1,937,971
	Bank of China, Ltd., Class H	429,401,817	135,631,320
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,710,315
#	Bank of Communications Co., Ltd., Class H	51,954,574	25,560,746
	Bank of Hangzhou Co., Ltd., Class A	930,600	1,804,516
	Bank of Jiangsu Co., Ltd., Class A	3,681,927	3,306,571
	Bank of Nanjing Co., Ltd., Class A	3,191,619	3,649,953
	Bank of Ningbo Co., Ltd., Class A	1,418,429	7,207,116
	Bank of Shanghai Co., Ltd., Class A	3,689,247	4,328,070
	Bank of Tianjin Co., Ltd., Class A.	1,284,700	755,595
	Bank of Tianjin Co., Ltd., Class H	29,000	10,486
Ω	Bank of Zhengzhou Co., Ltd., Class H	402,599	95,169
	Baoshan Iron & Steel Co., Ltd., Class A	7,814,777	6,240,739
	Baosheng Science and Technology Innovation Co., Ltd., Class A	196,050	130,006
*	Baoye Group Co., Ltd., Class H	1,699,120	987,791
	BBMG Corp., Class H	20,114,000	3,795,790
	Befar Group Co., Ltd., Class A	254,600	201,564
	Beibuwan Port Co., Ltd., Class A	71,900	107,533
	Beijing Capital Co., Ltd., Class A	2,583,360	1,125,330
	Beijing Capital Development Co., Ltd., Class A	425,200	392,325
	Beijing Capital International Airport Co., Ltd., Class H	14,170,000	8,657,982
	Beijing Capital Land, Ltd., Class H	9,430,589	1,622,726
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	25,199
	Beijing Enterprises Holdings, Ltd.	3,421,500	10,308,132
# *	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	46,051
	Beijing Enterprises Water Group, Ltd.	17,900,000	6,809,135
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	174,800	371,676
*	Beijing Jetsen Technology Co., Ltd., Class A	87,500	67,265
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	23,200	133,206
	Beijing New Building Materials P.L.C., Class A	9,100	47,045
#	Beijing North Star Co., Ltd., Class H	7,206,000	1,444,265
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	447,500	324,914
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	344,100	623,478
	Beijing Originwater Technology Co., Ltd., Class A	775,200	899,975
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	81,200	88,956
*	Beijing Shougang Co., Ltd., Class A	669,900	367,540
	Beijing Shuzhi Technology Co., Ltd., Class A	407,600	427,341
	Beijing SL Pharmaceutical Co., Ltd., Class A	427,200	711,735
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	277,635	222,078
	Beijing Thunisoft Corp., Ltd., Class A	128,534	448,904
Ω	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	246,000	62,860
	Beijing Yanjing Brewery Co., Ltd., Class A	1,169,329	1,520,016
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	238,300	323,822
	Best Pacific International Holdings, Ltd.	396,000	67,479
	Bestsun Energy Co., Ltd., Class A	173,200	132,743
Ω	Bestway Global Holding, Inc.	71,000	17,026
	Better Life Commercial Chain Share Co., Ltd., Class A	296,530	500,556
	Blue Sail Medical Co., Ltd., Class A	446,800	1,590,635
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	971,800	997,428
	BOE Technology Group Co., Ltd., Class A.	9,819,857	6,955,562
*	Bohai Leasing Co., Ltd., Class A	1,754,000	666,562

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Bosideng International Holdings, Ltd.	6,852,000	$3,010,022
*	Boyaa Interactive International, Ltd.	1,548,000	110,302
	Brilliance China Automotive Holdings, Ltd.	16,650,000	14,372,471
	BTG Hotels Group Co., Ltd., Class A	392,100	1,015,999
#	BYD Electronic International Co., Ltd.	5,746,500	24,764,782
	C C Land Holdings, Ltd.	17,979,429	4,271,101
	C&D International Investment Group, Ltd.	50,000	81,378
	Cabbeen Fashion, Ltd.	1,368,000	516,239
	Caitong Securities Co., Ltd., Class A	518,700	997,901
	Camel Group Co., Ltd., Class A	216,320	267,435
*	Capital Environment Holdings, Ltd.	12,116,000	185,051
# *	CAR, Inc.	3,563,000	1,141,147
	Carrianna Group Holdings Co., Ltd.	3,478,391	219,808
*	CCOOP Group Co., Ltd., Class A	1,282,900	568,090
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,916
	CECEP Solar Energy Co., Ltd., Class A	1,009,900	681,154
	CECEP Wind-Power Corp., Class A	941,500	381,664
	Central China Real Estate, Ltd.	6,516,350	3,506,201
*	Century Sunshine Group Holdings, Ltd.	6,980,000	39,613
*	CGN New Energy Holdings Co., Ltd.	14,816,000	1,954,722
	CGN Nuclear Technology Development Co., Ltd., Class A	179,700	236,901
	Changchun Faway Automobile Components Co., Ltd., Class A	87,620	154,317
	Changjiang Securities Co., Ltd., Class A	1,098,790	1,238,150
*	Changshouhua Food Co., Ltd.	95,000	49,664
	Chanjet Information Technology Co., Ltd., Class H	14,000	23,673
	Chaowei Power Holdings, Ltd.	4,898,000	1,685,827
	Cheetah Mobile, Inc., ADR	218,633	417,589
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	146,408	297,362
	China Aerospace International Holdings, Ltd.	12,534,000	631,804
	China Aerospace Times Electronics Co., Ltd., Class A	515,400	509,936
#	China Aircraft Leasing Group Holdings, Ltd.	841,000	679,442
	China Aoyuan Group, Ltd.	5,650,000	5,313,337
	China Beststudy Education Group	62,000	23,187
	China BlueChemical, Ltd., Class H	17,626,878	2,507,166
	China CAMC Engineering Co., Ltd., Class A	173,100	179,433
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	10,032,822
	China CITIC Bank Corp., Ltd., Class H	52,953,112	21,552,296
#	China Coal Energy Co., Ltd., Class H	13,890,000	3,392,935
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,770,639
#	China Communications Construction Co., Ltd., Class H	29,025,327	15,198,268
	China Communications Services Corp., Ltd., Class H	18,879,071	11,000,005
	China Conch Venture Holdings, Ltd.	1,898,000	8,451,418
	China Construction Bank Corp., Class H	536,266,101	369,547,974
*	China CSSC Holdings, Ltd., Class A	375,700	1,001,526
	China CYTS Tours Holding Co., Ltd., Class A	282,500	416,207
# *	China Dili Group	4,137,899	951,785
#	China Dongxiang Group Co., Ltd.	19,415,000	2,405,867
	China Eastern Airlines Corp., Ltd., ADR	5,953	116,976
#	China Eastern Airlines Corp., Ltd., Class H	13,416,000	5,345,173
	China Education Group Holdings, Ltd.	444,000	740,159
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	174,905
	China Energy Engineering Corp., Ltd., Class H	2,124,000	200,410
	China Everbright Bank Co., Ltd., Class H	18,885,000	6,544,600
# Ω	China Everbright Greentech, Ltd.	3,443,000	1,367,376
	China Everbright, Ltd.	8,999,869	11,907,656
#	China Evergrande Group	13,269,000	26,461,265
	China Film Co., Ltd., Class A	305,100	577,427
*	China Financial Services Holdings, Ltd.	1,884,000	24,006
	China Foods, Ltd.	1,640,000	561,575

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Fortune Land Development Co., Ltd., Class A	1,418,346	$2,989,091
	China Galaxy Securities Co., Ltd., Class H	18,660,000	10,241,048
	China Gas Holdings, Ltd.	2,950,800	9,067,954
	China Gezhouba Group Co., Ltd., Class A	1,666,290	1,733,671
*	China Glass Holdings, Ltd.	4,496,000	223,550
*	China Grand Automotive Services Group Co., Ltd., Class A	217,500	113,848
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	912,000	742,348
#	China Harmony Auto Holding, Ltd.	7,047,500	2,770,566
*	China High Precision Automation Group, Ltd.	429,000	12,658
	China High Speed Railway Technology Co., Ltd., Class A	489,200	196,882
	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,401,480
	China Hongqiao Group, Ltd.	10,475,000	7,579,091
Ω	China Huarong Asset Management Co., Ltd., Class H	62,368,000	6,534,638
*	China Huiyuan Juice Group, Ltd.	4,269,983	193,106
# * Ω	China International Capital Corp., Ltd., Class H	6,975,600	16,299,101
#	China International Marine Containers Group Co., Ltd., Class H	3,417,680	4,644,820
	China Isotope & Radiation Corp.	8,000	25,300
#	China Jinmao Holdings Group, Ltd.	30,378,580	15,391,374
	China Jushi Co., Ltd., Class A	1,646,149	3,437,085
	China Kepei Education Group, Ltd.	308,000	212,455
	China Lesso Group Holdings, Ltd.	9,373,000	15,195,748
	China Lilang, Ltd.	1,131,000	716,512
* Ω	China Literature, Ltd.	391,400	3,215,519
*	China Longevity Group Co., Ltd.	1,152,649	38,211
# *	China Lumena New Materials Corp.	1,315,048	0
	China Machinery Engineering Corp., Class H	7,481,000	1,440,716
	China Maple Leaf Educational Systems, Ltd.	5,586,000	1,517,663
	China Medical System Holdings, Ltd.	856,000	900,151
	China Meheco Co., Ltd., Class A	303,800	683,776
	China Mengniu Dairy Co., Ltd.	202,000	952,292
	China Merchants Bank Co., Ltd., Class H	9,899,500	51,565,831
	China Merchants Land, Ltd.	12,682,000	1,839,666
	China Merchants Port Holdings Co., Ltd.	8,291,903	8,814,086
* Ω	China Merchants Securities Co., Ltd., Class H	446,420	553,699
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,361,110	2,865,088
# *	China Metal Recycling Holdings, Ltd.	3,259,800	0
	China Minsheng Banking Corp., Ltd., Class H	44,873,400	24,558,666
	China Mobile, Ltd.	47,016,500	287,578,277
#	China Mobile, Ltd., Sponsored ADR	1,828,857	56,200,776
# *	China Modern Dairy Holdings, Ltd.	4,440,000	592,023
	China Molybdenum Co., Ltd., Class H	693,000	252,215
	China National Accord Medicines Corp., Ltd., Class A	233,806	1,738,768
	China National Building Material Co., Ltd., Class H	39,005,250	44,897,440
	China National Chemical Engineering Co., Ltd., Class A	1,397,000	1,106,540
	China National Medicines Corp., Ltd., Class A	402,700	2,582,734
	China National Nuclear Power Co., Ltd., Class A	5,075,483	3,363,869
#	China New Town Development Co., Ltd.	11,705,522	185,402
*	China Oil & Gas Group, Ltd.	18,900,000	758,357
	China Oilfield Services, Ltd., Class H	8,924,000	5,389,036
	China Oriental Group Co., Ltd.	12,586,000	2,848,873
	China Overseas Grand Oceans Group, Ltd.	14,626,500	8,538,188
	China Overseas Land & Investment, Ltd.	35,908,000	90,193,360
	China Pacific Insurance Group Co., Ltd., Class H	7,849,400	24,564,407
#	China Petroleum & Chemical Corp., ADR	896,827	35,272,237
	China Petroleum & Chemical Corp., Class H	102,987,575	40,213,656
	China Pioneer Pharma Holdings, Ltd.	1,142,000	144,668
*	China Properties Group, Ltd.	3,380,000	196,373
	China Publishing & Media Co., Ltd., Class A	159,200	120,617
	China Railway Construction Corp., Ltd., Class H	17,902,514	12,127,284

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Railway Group, Ltd., Class H	30,684,000	$14,124,242
# Ω	China Railway Signal & Communication Corp., Ltd., Class H	3,560,000	1,174,091
	China Railway Tielong Container Logistics Co., Ltd., Class A	251,400	187,692
*	China Rare Earth Holdings, Ltd.	4,650,600	219,297
	China Reinsurance Group Corp., Class H	24,824,000	2,375,928
	China Resources Cement Holdings, Ltd.	20,380,000	26,686,170
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	675,381	1,272,208
	China Resources Gas Group, Ltd.	814,000	3,537,002
	China Resources Land, Ltd.	27,684,000	113,218,297
	China Resources Medical Holdings Co., Ltd.	5,256,500	3,129,292
# Ω	China Resources Pharmaceutical Group, Ltd.	7,509,500	3,754,213
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	467,836	1,894,518
#	China Sanjiang Fine Chemicals Co., Ltd.	5,510,000	1,516,317
	China SCE Group Holdings, Ltd.	21,229,000	9,124,171
	China Science Publishing & Media, Ltd., Class A	141,600	226,630
# * Ω	China Shengmu Organic Milk, Ltd.	729,000	49,000
	China Shenhua Energy Co., Ltd., Class H	30,249,000	52,410,637
	China Shineway Pharmaceutical Group, Ltd.	2,735,000	1,721,447
*	China Silver Group, Ltd.	9,914,000	940,002
	China South City Holdings, Ltd.	42,120,000	4,250,157
	China South Publishing & Media Group Co., Ltd., Class A	456,000	715,229
*	China Southern Airlines Co., Ltd., Sponsored ADR	2,931	78,609
# *	China Southern Airlines Co., Ltd., Class H	16,482,000	8,633,015
	China Starch Holdings, Ltd.	13,595,000	221,478
	China State Construction Engineering Corp., Ltd., Class A	18,749,406	14,333,054
	China State Construction International Holdings, Ltd.	11,584,000	8,036,003
*	China Sunshine Paper Holdings Co., Ltd.	1,513,500	260,402
	China Taiping Insurance Holdings Co., Ltd.	12,586,200	19,007,003
# *	China Tianrui Group Cement Co., Ltd.	45,000	42,735
*	China Tianying, Inc., Class A	948,700	621,734
Ω	China Tower Corp., Ltd., Class H	46,060,000	7,208,139
	China Traditional Chinese Medicine Holdings Co., Ltd.	23,106,000	9,233,134
# *	China Travel International Investment Hong Kong, Ltd.	23,899,631	3,058,536
	China Unicom Hong Kong, Ltd.	1,400,000	862,945
#	China Unicom Hong Kong, Ltd., ADR	5,655,954	35,010,355
	China United Network Communications, Ltd., Class A	11,996,200	8,560,263
	China Vanke Co., Ltd., Class H	7,733,400	24,004,194
Ω	China Vast Industrial Urban Development Co., Ltd.	1,411,000	564,400
	China West Construction Group Co., Ltd., Class A	358,900	489,781
Ω	China Xinhua Education Group, Ltd.	188,000	60,540
	China XLX Fertiliser, Ltd.	1,738,000	505,386
	China Yongda Automobiles Services Holdings, Ltd.	3,742,500	5,332,488
*	China Yurun Food Group, Ltd.	2,690,000	243,598
# *	China ZhengTong Auto Services Holdings, Ltd.	13,179,000	1,835,965
	China Zhenhua Group Science & Technology Co., Ltd., Class A	168,319	1,052,999
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	270,700	135,285
# *	China Zhongwang Holdings, Ltd.	15,888,154	3,243,864
	Chinasoft International, Ltd.	6,242,000	4,531,307
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	536,800	928,917
*	Chongqing Changan Automobile Co., Ltd., Class A	1,267,924	3,137,673
	Chongqing Department Store Co., Ltd., Class A	151,400	815,472
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	55,508
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,660,000	8,648,969
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	478,900	567,629
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	64,570
	CIFI Holdings Group Co., Ltd.	18,714,758	12,965,227
#	CIMC Enric Holdings, Ltd.	5,248,000	2,471,166
	Cisen Pharmaceutical Co., Ltd., Class A	102,300	222,857
*	CITIC Dameng Holdings, Ltd.	910,000	47,540

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	CITIC Guoan Information Industry Co., Ltd., Class A	546,700	$210,392
*	CITIC Resources Holdings, Ltd.	15,150,000	598,068
	CITIC Securities Co., Ltd., Class H	815,000	1,767,083
#	CITIC, Ltd.	35,026,483	25,041,769
*	Citychamp Watch & Jewellery Group, Ltd.	476,000	95,836
*	CMST Development Co., Ltd., Class A	304,400	203,099
	CNHTC Jinan Truck Co., Ltd., Class A	190,800	998,449
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	408,600	340,033
	CNOOC, Ltd.	135,780,000	124,232,684
#	CNOOC, Ltd., Sponsored ADR	251,574	23,174,997
	COFCO Biotechnology Co., Ltd., Class A	469,400	574,527
* Ω	Cogobuy Group	713,000	152,052
#	Colour Life Services Group Co., Ltd.	2,857,548	1,384,250
#	Comba Telecom Systems Holdings, Ltd.	1,318,000	422,757
	Concord New Energy Group, Ltd.	41,650,000	2,205,105
#	Consun Pharmaceutical Group, Ltd.	2,314,000	913,285
*	Coolpad Group, Ltd.	4,336,053	94,014
	COSCO SHIPPING Development Co., Ltd., Class H	9,275,000	1,031,552
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	11,542,000	4,552,917
*	COSCO SHIPPING Holdings Co., Ltd., Class H	2,063,500	1,320,402
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,000,000	1,204,256
	COSCO SHIPPING Ports, Ltd.	15,041,761	8,809,689
* Ω	Cosmo Lady China Holdings Co., Ltd.	642,000	88,584
	Country Garden Holdings Co., Ltd.	34,442,799	42,566,510
	CP Pokphand Co., Ltd.	2,626,000	224,034
	CPMC Holdings, Ltd.	5,119,000	2,257,341
	CQ Pharmaceutical Holding Co., Ltd., Class A	388,600	311,518
	CRCC High-Tech Equipment Corp., Ltd., Class H	717,500	68,631
	CRRC Corp., Ltd., Class H	17,960,000	6,966,342
	CSG Holding Co., Ltd., Class A	567,849	506,629
# *	CT Environmental Group, Ltd.	9,748,000	80,222
	CTS International Logistics Corp., Ltd., Class A	337,870	355,327
	D&O Home Collection Co., Ltd., Class A	79,000	274,428
	DaFa Properties Group, Ltd.	20,000	17,895
Ω	Dali Foods Group Co., Ltd.	836,000	519,041
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	495,831	258,039
	Daqin Railway Co., Ltd., Class A	6,459,961	6,187,341
	Dare Power Dekor Home Co., Ltd., Class A	112,300	268,801
	Dashang Co., Ltd., Class A	86,000	290,856
*	Datong Coal Industry Co., Ltd., Class A	670,614	470,594
	Dawnrays Pharmaceutical Holdings, Ltd.	248,000	28,247
	Dazhong Transportation Group Co., Ltd., Class A	196,950	103,649
	Dazzle Fashion Co., Ltd., Class A	96,400	311,696
#	Dexin China Holdings Co., Ltd.	101,000	39,886
	DHC Software Co., Ltd., Class A	663,300	906,705
# *	Differ Group Holding Co., Ltd.	5,778,000	537,047
	Digital China Group Co., Ltd., Class A	115,400	442,398
	Digital China Holdings, Ltd.	1,973,000	1,452,564
	Digital China Information Service Co., Ltd., Class A	316,700	825,208
	Dong-E-E-Jiao Co Ltd, Class A	249,813	1,430,055
	Dongfang Electric Corp., Ltd., Class H	2,220,000	1,548,727
	Dongfang Electronics Co., Ltd., Class A	136,200	97,612
	Dongfeng Motor Group Co., Ltd., Class H	16,428,000	11,572,301
	Dongxing Securities Co., Ltd., Class A	438,500	801,198
	Dongyue Group, Ltd.	11,746,000	4,481,671
*	Easysight Supply Chain Management Co., Ltd., Class A	186,200	264,326
*	E-Commodities Holdings, Ltd.	5,880,000	168,840
	Elion Clean Energy Co., Ltd., Class A	621,153	293,614
	Embry Holdings, Ltd.	45,000	5,823

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	ENN Ecological Holdings Co., Ltd., Class A	219,900	$422,267
	Essex Bio-technology, Ltd.	31,000	17,761
	EVA Precision Industrial Holdings, Ltd.	3,856,000	239,308
# Ω	Everbright Securities Co., Ltd., Class H	1,371,200	1,115,284
*	Fang Holdings, Ltd., ADR	3,666	36,438
*	Fangda Carbon New Material Co., Ltd., Class A	1,551,694	1,457,300
*	Fangda Special Steel Technology Co., Ltd., Class A	631,970	577,751
	Fantasia Holdings Group Co., Ltd.	17,986,015	3,401,817
#	Far East Horizon, Ltd.	7,898,000	7,790,100
*	FAW Jiefang Group Co., Ltd.	724,752	1,343,293
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	288,678	1,018,754
	Financial Street Holdings Co., Ltd., Class A	444,674	443,507
*	Focused Photonics Hangzhou, Inc., Class A	26,500	53,634
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	184,500	275,877
#	Fosun International, Ltd.	15,011,683	18,127,098
*	Founder Securities Co., Ltd., Class A	1,689,907	2,352,774
	Fu Shou Yuan International Group, Ltd.	600,000	618,039
	Fuan Pharmaceutical Group Co., Ltd., Class A	445,500	409,355
	Fufeng Group, Ltd.	11,674,000	3,698,338
	Fujian Longking Co., Ltd., Class A	228,200	344,444
	Fujian Sunner Development Co., Ltd., Class A	581,694	1,919,081
Ω	Fuyao Glass Industry Group Co., Ltd., Class H	540,400	2,292,782
	Gansu Qilianshan Cement Group Co., Ltd., Class A	220,700	478,004
# *	GCL-Poly Energy Holdings, Ltd.	147,580,000	6,777,182
	Geely Automobile Holdings, Ltd.	21,395,000	43,963,635
	GEM Co., Ltd., Class A	1,020,200	734,501
	Gemdale Corp., Class A	1,289,977	2,576,887
	Gemdale Properties & Investment Corp., Ltd.	30,442,000	4,728,007
Ω	Genertec Universal Medical Group Co., Ltd.	5,727,000	3,988,405
	Genimous Technology Co., Ltd., Class A	451,500	396,145
	GF Securities Co., Ltd., Class H	8,874,000	11,474,886
*	Glorious Property Holdings, Ltd.	24,004,000	745,469
	Goldcard Smart Group Co., Ltd.	63,000	143,755
	Golden Eagle Retail Group, Ltd.	12,000	10,998
*	Goldenmax International Technology, Ltd., Class A	47,700	55,044
	Goldlion Holdings, Ltd.	1,887,000	392,762
	Goldpac Group, Ltd.	1,240,000	227,577
# *	GOME Retail Holdings, Ltd.	45,077,000	5,007,777
*	Gosuncn Technology Group Co., Ltd., Class A	333,100	241,044
*	Grand Baoxin Auto Group, Ltd.	6,390,500	794,705
	Grandjoy Holdings Group Co., Ltd., Class A	695,800	474,806
	Great Wall Motor Co., Ltd., Class H	16,628,500	26,922,699
	Greattown Holdings, Ltd., Class A	730,200	574,113
	Greatview Aseptic Packaging Co., Ltd.	1,049,000	449,464
	Gree Electric Appliances, Inc., Class A	1,066,200	9,347,388
	Greenland Holdings Corp., Ltd., Class A	3,344,800	3,099,791
	Greenland Hong Kong Holdings, Ltd.	8,146,575	2,648,375
	Greentown China Holdings, Ltd.	7,869,091	12,788,975
	GRG Banking Equipment Co., Ltd., Class A	537,900	930,856
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	390,300	272,248
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	304,356	369,046
*	Guangdong HEC Technology Holding Co., Ltd., Class A	508,800	433,247
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	331,700	283,551
*	Guangdong Shirongzhaoye Co., Ltd., Class A	56,000	54,469
	Guangdong Tapai Group Co., Ltd., Class A	353,173	694,229
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	143,100	265,463
*	Guanghui Energy Co., Ltd., Class A	2,447,238	1,054,378
	Guangshen Railway Co., Ltd., Sponsored ADR	278,446	2,297,179
	Guangshen Railway Co., Ltd., Class H	212,000	35,330

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co., Ltd., Class A	311,090	$327,572
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	115,471	404,718
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	2,136,800	1,014,855
	Guangzhou Automobile Group Co., Ltd., Class H	17,298,000	17,783,785
	Guangzhou Baiyun International Airport Co., Ltd., Class A	716,300	1,345,266
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	300,000	713,261
	Guangzhou Haige Communications Group, Inc. Co., Class A	449,600	752,712
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	15,440,615
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	383,900	898,594
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	447,200	656,238
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	285,000	280,020
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	475,300	426,380
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	926,400	886,973
	Guomai Technologies, Inc., Class A	336,300	406,207
	Guorui Properties, Ltd.	7,620,000	837,482
	Guosen Securities Co., Ltd., Class A	944,027	1,886,677
*	Guosheng Financial Holding, Inc., Class A	257,924	342,077
Ω	Guotai Junan Securities Co., Ltd., Class H	2,155,000	2,809,019
	Guoyuan Securities Co., Ltd., Class A	593,500	744,192
* Ω	Haichang Ocean Park Holdings, Ltd.	558,000	28,849
	Haier Electronics Group Co., Ltd.	352,000	1,341,904
	Haier Smart Home Co., Ltd., Class A	2,528,488	9,408,336
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	11,800	36,774
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	3,401,940
	Haitian International Holdings, Ltd.	356,000	882,366
*	Haitong Securities Co., Ltd., Class H	13,192,800	11,176,251
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	275,500	1,073,152
	Hangcha Group Co., Ltd., Class A	166,900	473,830
	Hangxiao Steel Structure Co., Ltd., Class A	469,800	292,578
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	274,300	1,182,127
Ω	Harbin Bank Co., Ltd., Class H	1,611,000	193,681
*	Harbin Electric Co., Ltd., Class H	6,693,474	1,877,979
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	370,900	165,788
	HBIS Resources Co., Ltd., Class A	17,300	32,815
# *	HC Group, Inc.	2,026,000	261,433
	Health and Happiness H&H International Holdings, Ltd.	99,000	394,326
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	353,100	671,406
	Hebei Sitong New Metal Material Co., Ltd., Class A	19,500	48,327
	Henan Lingrui Pharmaceutical Co., Class A	400,000	560,382
	Henan Pinggao Electric Co., Ltd., Class A	301,900	300,835
*	Henan Senyuan Electric Co., Ltd., Class A	116,300	86,374
	Henan Shenhuo Coal & Power Co., Ltd., Class A	607,600	463,082
	Henan Yuguang Gold & Lead Co., Ltd., Class A	53,100	37,899
	Henan Zhongyuan Expressway Co., Ltd., Class A	376,900	191,520
	Hengan International Group Co., Ltd.	809,500	5,646,711
*	Hengdeli Holdings, Ltd.	14,256,000	526,675
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	211,700	445,695
	Hengli Petrochemical Co., Ltd.,, Class A	2,469,965	7,133,011
	Hengtong Optic-electric Co., Ltd., Class A	563,648	1,235,451
	Hengyi Petrochemical Co., Ltd., Class A	1,545,341	2,663,624
*	Hesteel Co., Ltd., Class A	3,844,300	1,184,162
	Hexing Electrical Co., Ltd., Class A	60,900	131,056
*	Hi Sun Technology China, Ltd.	9,339,000	1,017,555
*	Hilong Holding, Ltd.	1,935,000	40,058
	Hisense Home Appliances Group Co., Ltd., Class H	181,000	260,280
	HKC Holdings, Ltd.	1,316,155	675,252
	Holitech Technology Co., Ltd., Class A	1,226,800	813,745
	Hongda Xingye Co., Ltd., Class A	498,456	268,513
*	Honghua Group, Ltd.	15,729,000	396,734

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Honworld Group, Ltd.	1,002,500	$308,514
	Hopson Development Holdings, Ltd.	5,282,000	13,512,794
*	Hua Han Health Industry Holdings, Ltd.	22,700,160	291,054
* Ω	Hua Hong Semiconductor, Ltd.	3,479,000	12,816,983
	Huadong Medicine Co., Ltd., Class A	931,918	3,890,490
	Huafon Microfibre Shanghai Technology Co., Ltd.	182,100	189,988
	Huafu Fashion Co., Ltd., Class A	623,698	638,353
	Huapont Life Sciences Co., Ltd., Class A	469,100	365,074
Ω	Huatai Securities Co., Ltd., Class H	7,150,000	11,580,205
*	Huawen Media Group, Class A	347,100	147,512
	Huaxi Securities Co., Ltd., Class A	67,300	116,912
	Huaxia Bank Co., Ltd., Class A	2,457,700	2,225,229
	Huaxin Cement Co., Ltd., Class A	691,428	2,506,093
	Huayu Automotive Systems Co., Ltd., Class A	1,069,742	4,976,295
	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	189,943
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,148,897	855,694
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	299,800	990,698
*	Hubei Kaile Science & Technology Co., Ltd., Class A	310,100	574,261
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	202,200	340,177
* Ω	Huifu Payment, Ltd.	44,400	11,225
	Huishang Bank Corp., Ltd., Class H	1,603,900	528,194
	Hunan Gold Corp., Ltd., Class A	308,700	385,709
	Hunan Valin Steel Co., Ltd., Class A	1,767,160	1,341,838
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	804,437	1,165,065
*	Hytera Communications Corp., Ltd., Class A	233,200	248,593
* Ω	iDreamSky Technology Holdings, Ltd.	94,400	48,659
	IKD Co., Ltd., Class A	142,800	289,706
Ω	IMAX China Holding, Inc.	25,300	41,122
	Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	220,336,358
	Industrial Bank Co., Ltd., Class A	6,873,816	18,286,873
	Industrial Securities Co., Ltd., Class A	1,722,840	1,999,772
*	Inke, Ltd.	405,000	61,701
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	11,650,600	1,984,747
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	50,100	63,890
	Inner Mongolia First Machinery Group Co., Ltd., Class A	320,203	519,585
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	2,364,751	2,494,883
	Inner Mongolia Yitai Coal Co., Ltd., Class H	207,300	160,717
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	755,550	235,101
*	Inspur International, Ltd.	246,000	58,166
	Inspur Software Co., Ltd., Class A	50,526	122,798
	Jiangling Motors Corp., Ltd., Class A	135,729	404,826
	Jiangnan Group, Ltd.	14,145,000	730,913
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	1,420,000	1,437,716
	Jiangsu Eastern Shenghong Co., Ltd., Class A	613,600	564,089
	Jiangsu Guotai International Group Co., Ltd., Class A	360,860	334,470
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	680,640	408,743
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	316,520	596,710
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	790,761	1,531,265
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	1,287,832	1,114,937
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	1,522,374	2,057,038
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,109,600	1,829,933
	Jiangxi Copper Co., Ltd., Class H	7,602,000	9,078,215
	Jiangxi Wannianqing Cement Co., Ltd., Class A	226,480	478,180
	Jiangzhong Pharmaceutical Co., Ltd., Class A	237,260	410,027
	Jiayuan International Group, Ltd.	3,811,776	1,628,116
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	509,256	1,281,014
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	40,791	13,417
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	470,200	247,866

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jinduicheng Molybdenum Co., Ltd., Class A	322,700	$273,855
	Jingrui Holdings, Ltd.	3,082,000	842,279
# *	JinkoSolar Holding Co., Ltd., ADR	431,559	25,159,890
	Jinneng Science&Technology Co., Ltd., Class A	267,900	495,280
	Jinyuan EP Co., Ltd., Class A	137,600	164,184
	Jiuzhitang Co., Ltd., Class A	351,200	436,476
	Jizhong Energy Resources Co., Ltd., Class A	1,185,500	628,081
	JNBY Design, Ltd.	90,500	98,564
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	1,082,416	2,443,346
*	Jointown Pharmaceutical Group Co., Ltd., Class A	867,498	2,356,723
	Joy City Property, Ltd.	16,412,000	1,009,660
	JOYY, Inc., ADR	315,298	28,811,931
	JSTI Group, Class A	206,375	224,327
	Ju Teng International Holdings, Ltd.	6,058,249	1,836,396
*	Kai Yuan Holdings, Ltd.	41,600,000	214,077
	Kaisa Group Holdings, Ltd.	21,930,632	10,228,472
* Ω	Kangda International Environmental Co., Ltd.	4,654,000	403,553
# *	Kasen International Holdings, Ltd.	2,592,000	238,989
	Kingboard Holdings, Ltd.	6,497,845	22,008,509
	Kingboard Laminates Holdings, Ltd.	8,703,500	13,910,771
	Konka Group Co., Ltd., Class A	271,000	236,424
	KPC Pharmaceuticals, Inc., Class A	273,800	379,522
*	Kuang-Chi Technologies Co., Ltd., Class A	272,370	808,190
	Kunlun Energy Co., Ltd.	32,420,000	20,988,819
	KWG Group Holdings, Ltd.	13,954,500	18,504,916
*	KWG Living Group Holdings, Ltd.	6,977,250	5,472,000
*	Lanzhou Minbai Shareholding Group Co., Ltd., Class A	140,700	127,650
	Lao Feng Xiang Co., Ltd., Class A	109,238	750,994
	Lee & Man Paper Manufacturing, Ltd.	11,123,000	8,429,597
	Lee’s Pharmaceutical Holdings, Ltd.	975,500	548,612
# Ω	Legend Holdings Corp., Class H	2,487,600	3,347,019
	Lenovo Group, Ltd.	20,204,000	12,685,558
	Leo Group Co., Ltd., Class A	1,577,300	748,151
	Leyard Optoelectronic Co., Ltd., Class A	966,400	1,032,144
	Liaoning Cheng Da Co., Ltd., Class A	400,300	1,351,772
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	592,288	1,094,341
*	Lier Chemical Co., Ltd., Class A	113,400	337,397
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	394,293	232,671
	Liuzhou Iron & Steel Co., Ltd., Class A	249,200	172,538
	Livzon Pharmaceutical Group, Inc., Class H	119,700	530,507
	Lomon Billions Group Co., Ltd., Class A	668,233	2,474,826
	Loncin Motor Co., Ltd., Class A	741,300	421,362
	Long Yuan Construction Group Co., Ltd., Class A	203,300	240,574
Ω	Longfor Group Holdings, Ltd.	7,311,000	40,057,768
	Lonking Holdings, Ltd.	20,876,000	5,559,565
	Luenmei Quantum Co., Ltd., Class A	150,300	297,025
	Luxi Chemical Group Co., Ltd., Class A	608,000	914,543
Ω	Luye Pharma Group, Ltd.	10,525,000	6,107,887
	LVGEM China Real Estate Investment Co., Ltd.	750,000	240,071
	Maanshan Iron & Steel Co., Ltd., Class H	5,377,775	1,242,853
*	Macrolink Culturaltainment Development Co., Ltd., Class A	59,400	27,118
* Ω	Maoyan Entertainment	264,800	373,345
	Maoye International Holdings, Ltd.	7,796,000	316,874
*	Markor International Home Furnishings Co., Ltd., Class A	704,000	532,785
	Metallurgical Corp. of China, Ltd., Class H	13,359,000	2,158,795
	Min Xin Holdings, Ltd.	708,418	342,275
	Ming Yang Smart Energy Group, Ltd., Class A	376,000	911,854
*	Mingfa Group International Co., Ltd.	608,000	4,415
	Minmetals Land, Ltd.	10,991,205	1,252,415

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# Ω	Minsheng Education Group Co., Ltd.	448,000	$56,688
	Minth Group, Ltd.	3,230,000	13,365,724
	Misho Ecology & Landscape Co., Ltd., Class A	173,200	197,335
	MLS Co., Ltd., Class A	446,962	812,309
# *	MMG, Ltd.	13,464,000	3,193,197
	MOBI Development Co., Ltd.	1,556,000	122,900
	Modern Land China Co., Ltd.	2,977,200	385,058
	Momo, Inc., Sponsored ADR	296,589	4,448,835
*	Myhome Real Estate Development Group Co., Ltd., Class A	81,500	44,930
	MYS Group Co., Ltd., Class A	393,300	258,816
	Nanjing Iron & Steel Co., Ltd., Class A	210,500	93,814
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	528,500	813,936
*	Nanyang Topsec Technologies Group, Inc., Class A	91,464	288,223
	NARI Technology Co., Ltd., Class A	600,900	1,867,356
*	Nature Home Holding Co., Ltd.	1,901,000	240,207
	NetDragon Websoft Holdings, Ltd.	709,500	1,526,348
	New China Life Insurance Co., Ltd., Class H	2,143,800	8,568,457
*	New World Department Store China, Ltd.	3,486,000	525,347
	Newland Digital Technology Co., Ltd., Class A	39,600	93,720
	Nexteer Automotive Group, Ltd.	6,517,000	5,442,360
	Nine Dragons Paper Holdings, Ltd.	16,927,000	22,577,790
	Ningbo Huaxiang Electronic Co., Ltd., Class A	327,055	798,856
	Ningbo Joyson Electronic Corp., Class A	553,641	1,982,522
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	300,400	316,493
	Ningbo Yunsheng Co., Ltd., Class A	221,200	204,959
	Ningbo Zhoushan Port Co., Ltd., Class A	1,959,600	1,067,390
	Ningxia Jiaze New Energy Co., Ltd., Class A	104,000	47,689
	Norinco International Cooperation, Ltd., Class A	92,800	100,677
	North Huajin Chemical Industries Co., Ltd., Class A	431,619	321,383
*	Northeast Pharmaceutical Group Co., Ltd., Class A	369,629	298,117
#	NVC Lighting Holdings, Ltd.	5,629,000	116,603
	Offshore Oil Engineering Co., Ltd., Class A	1,189,601	753,292
	ORG Technology Co., Ltd., Class A	452,700	381,085
*	Orient Group, Inc., Class A	647,440	341,796
Ω	Orient Securities Co., Ltd., Class H	2,949,200	1,943,151
	Oriental Pearl Group Co., Ltd., Class A	912,860	1,253,770
*	Ourpalm Co., Ltd., Class A	373,600	364,016
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	207,082
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	1,100,200	327,641
	PAX Global Technology, Ltd.	5,812,000	3,377,627
	People’s Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	9,563,806
#	PetroChina Co., Ltd., ADR	102,992	2,931,152
	PetroChina Co., Ltd., Class H	176,780,000	49,646,414
	PICC Property & Casualty Co., Ltd., Class H	45,981,000	31,207,917
	Ping An Bank Co., Ltd., Class A	5,706,296	15,143,066
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	730,703	569,806
	Poly Culture Group Corp., Ltd., Class H	402,000	250,968
	Poly Property Group Co., Ltd.	19,929,488	5,755,852
Ω	Postal Savings Bank of China Co., Ltd., Class H	44,883,000	22,026,932
*	Pou Sheng International Holdings, Ltd.	7,485,000	1,715,485
	Power Construction Corp. of China, Ltd., Class A	5,627,420	3,234,360
	Powerlong Real Estate Holdings, Ltd.	13,341,000	8,982,216
*	PW Medtech Group, Ltd.	1,439,000	367,774
#	Q Technology Group Co., Ltd.	405,000	447,589
	Qingdao East Steel Tower Stock Co., Ltd., Class A	188,500	218,412
Ω	Qingdao Port International Co., Ltd., Class H	984,000	559,154
	Qingdao Topscomm Communication, Inc., Class A	131,400	188,922
	Qingling Motors Co., Ltd., Class H	6,374,000	1,144,218
	Qinhuangdao Port Co., Ltd., Class H	209,000	33,461

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
# *	Qudian, Inc., Sponsored ADR	362,937	$486,336
*	Qunxing Paper Holdings Co.	5,020,071	0
	Rainbow Digital Commercial Co., Ltd., Class A	394,826	485,110
	Raisecom Technology Co., Ltd., Class A	137,700	219,186
	Rastar Group, Class A	400,546	243,160
*	Realcan Pharmaceutical Group Co., Ltd., Class A	467,929	389,469
Ω	Red Star Macalline Group Corp., Ltd., Class H	1,834,297	1,105,615
Ω	Redco Properties Group, Ltd.	132,000	58,450
	Redsun Properties Group, Ltd.	105,000	38,105
	Renhe Pharmacy Co., Ltd., Class A	454,600	437,232
*	REXLot Holdings, Ltd.	67,831,618	34,124
	RiseSun Real Estate Development Co., Ltd., Class A	1,888,376	1,986,398
	Rongan Property Co., Ltd., Class A	112,300	43,738
	Ronshine China Holdings, Ltd.	2,398,000	1,634,850
	Runjian Co., Ltd., Class A	9,800	39,924
	SAIC Motor Corp, Ltd., Class A	1,795,973	6,217,522
	Sailun Group Co., Ltd., Class A	1,049,300	775,849
	Sansteel Minguang Co., Ltd. Fujian, Class A	951,380	936,541
	Sany Heavy Equipment International Holdings Co., Ltd.	5,348,000	2,948,278
*	Saurer Intelligent Technology Co., Ltd., Class A	357,100	272,829
	Seazen Group, Ltd.	604,000	452,823
	Seazen Holdings Co., Ltd. , Class A	862,999	4,199,290
*	Semiconductor Manufacturing International Corp.	8,367,198	24,684,333
	SGIS Songshan Co., Ltd., Class A	773,600	486,437
	Shaanxi Coal Industry Co., Ltd., Class A	3,735,445	4,891,585
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	583,107	2,113,543
	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	1,084,937
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	24,600	90,318
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	764,592	3,235,303
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	84,700	292,389
	Shandong Linglong Tyre Co., Ltd., Class A	445,587	1,995,236
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	232,600	519,769
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,264,850	796,013
	Shandong New Beiyang Information Technology Co., Ltd., Class A	112,000	156,606
	Shandong Publishing & Media Co., Ltd., Class A	187,200	169,820
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,227,281	2,554,482
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	768,000	1,489,451
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	646,000	318,175
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	247,140	400,597
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,979,100	799,895
# *	Shanghai Electric Group Co., Ltd., Class H	11,536,000	3,279,011
	Shanghai Environment Group Co., Ltd., Class A	203,827	338,718
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	21,200	67,588
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	1,114,000	4,597,473
#	Shanghai Industrial Holdings, Ltd.	3,937,918	5,261,752
	Shanghai Industrial Urban Development Group, Ltd.	21,592,501	2,012,909
	Shanghai International Port Group Co., Ltd., Class A	2,613,716	1,633,805
#	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,992,000	2,229,874
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	237,150	1,586,197
	Shanghai Lingang Holdings Corp., Ltd., Class A	32,800	111,137
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	362,058	622,551
	Shanghai Maling Aquarius Co., Ltd., Class A	351,000	484,444
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	159,090	449,189
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	6,598,300	10,242,577
	Shanghai Prime Machinery Co., Ltd., Class H	3,892,000	763,357
	Shanghai Pudong Development Bank Co., Ltd., Class A	9,573,978	13,244,044
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	162,593	155,059
	Shanghai RAAS Blood Products Co., Ltd., Class A	2,014,386	2,571,967
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	23,900	114,811

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	451,300	$682,030
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	112,100	142,158
	Shanghai Tunnel Engineering Co., Ltd., Class A	85,500	71,342
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	69,800	169,632
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	1,055,262	1,368,290
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	286,200	179,519
	Shanxi Blue Flame Holding Co., Ltd., Class A	269,128	315,071
	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	1,040,880	916,271
*	Shanxi Meijin Energy Co., Ltd., Class A	1,348,132	1,204,313
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,594,900	834,984
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	1,514,935	1,049,509
*	Shanying International Holding Co., Ltd., Class A	1,210,500	554,187
*	Shenghe Resources Holding Co., Ltd., Class A	36,360	35,814
* Ω	Shengjing Bank Co., Ltd., Class H	481,000	424,971
	Shenguan Holdings Group, Ltd.	3,610,000	112,822
	Shenwan Hongyuan Group Co., Ltd.	3,700,800	938,989
	Shenzhen Agricultural Products Group Co., Ltd., Class A	1,096,504	1,156,529
	Shenzhen Airport Co., Ltd., Class A	388,700	464,282
	Shenzhen Aisidi Co., Ltd., Class A	142,000	171,911
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	198,000	117,126
	Shenzhen Gas Corp., Ltd., Class A	511,200	562,664
	Shenzhen Gongjin Electronics Co., Ltd., Class A	269,900	469,823
	Shenzhen Grandland Group Co., Ltd., Class A	108,000	52,818
	Shenzhen International Holdings, Ltd.	5,854,583	9,116,530
	Shenzhen Investment, Ltd.	26,974,414	8,240,152
	Shenzhen Jinjia Group Co., Ltd., Class A	705,783	947,003
*	Shenzhen MTC Co., Ltd., Class A	1,364,600	1,230,171
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,094,848	661,199
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	3,406,961	3,342,733
	Shenzhen Tagen Group Co., Ltd., Class A	553,400	566,347
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	241,100	189,261
	Shenzhen Zhenye Group Co., Ltd., Class A	32,700	27,993
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	837,000	508,510
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	534,300	545,496
	Shimao Group Holdings, Ltd.	11,632,035	41,204,305
	Shinva Medical Instrument Co., Ltd., Class A	127,500	313,662
	Shougang Fushan Resources Group, Ltd.	15,782,277	3,693,837
*	Shouhang High-Tech Energy Co., Ltd., Class A	354,500	129,977
	Shui On Land, Ltd.	31,958,303	4,213,949
*	Siasun Robot & Automation Co., Ltd., Class A	75,500	151,126
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	818,900	164,096
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	439,355	1,538,995
	Sichuan Languang Development Co., Ltd., Class A	1,225,800	904,958
	Sichuan Shuangma Cement Co., Ltd., Class A	164,600	322,199
	Sieyuan Electric Co., Ltd., Class A	97,100	310,757
	Sihuan Pharmaceutical Holdings Group, Ltd.	12,926,000	1,490,579
# *	Silver Grant International Holdings Group, Ltd.	6,324,804	776,466
*	SINA Corp.	252,489	10,819,154
	Sino Biopharmaceutical, Ltd.	3,922,000	3,972,962
	Sinochem International Corp., Class A	575,231	449,861
	Sinofert Holdings, Ltd.	13,934,000	1,242,954
	Sinolink Securities Co., Ltd., Class A	612,600	1,372,822
*	Sinolink Worldwide Holdings, Ltd.	9,156,508	575,056
	Sinoma International Engineering Co., Class A	341,200	383,966
	Sinoma Science & Technology Co., Ltd., Class A	461,880	1,326,335
	Sinomach Automobile Co., Ltd., Class A	298,486	267,624
	Sino-Ocean Group Holding, Ltd.	26,236,602	5,018,239
#	Sinopec Engineering Group Co., Ltd., Class H	10,921,500	4,245,227
	Sinopec Kantons Holdings, Ltd.	8,960,000	3,239,240

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	24,000	$1,490
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,728	255,478
#	Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,028,000	3,331,772
	Sinopharm Group Co., Ltd., Class H	6,789,600	15,598,714
# *	Sinosoft Technology Group, Ltd.	1,919,000	287,683
	Sinotrans, Ltd., Class H	21,760,000	6,444,168
	Sinotruk Hong Kong, Ltd.	6,565,335	16,793,159
	Skyworth Digital Co., Ltd., Class A	390,948	510,068
*	Skyworth Group, Ltd.	9,122,116	2,389,585
*	Sogou, Inc., ADR	86,424	769,174
*	SOHO China, Ltd.	19,201,388	5,144,303
	SooChow Securities Co., Ltd., Class A	771,100	1,129,506
*	Sou Yu Te Group Co., Ltd., Class A	1,430,300	483,506
	Spring Airlines Co., Ltd., Class A	376,541	2,399,706
*	SPT Energy Group, Inc.	4,862,000	152,278
	SSY Group, Ltd.	1,948,000	1,066,271
*	Starrise Media Holdings, Ltd.	270,000	5,052
#	Sun Art Retail Group, Ltd.	3,118,500	3,378,713
	Sun King Power Electronics Group	494,000	95,040
	Sunac China Holdings, Ltd.	11,608,000	43,020,994
	Sunflower Pharmaceutical Group Co., Ltd., Class A	225,100	522,037
	Sunfly Intelligent Technology Co., Ltd., Class A	92,200	213,145
	Sungrow Power Supply Co., Ltd., Class A	310,700	1,806,863
	Suning Universal Co., Ltd., Class A	105,300	48,211
	Suning.com Co., Ltd., Class A	1,436,600	2,084,337
Ω	Sunshine 100 China Holdings, Ltd.	249,000	39,559
	Sunward Intelligent Equipment Co., Ltd., Class A	279,300	331,708
	Sunwave Communications Co., Ltd., Class A	210,700	233,201
*	Suzhou Anjie Technology Co., Ltd., Class A	112,900	335,871
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	102,400	73,726
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	763,175	1,126,885
*	Tahoe Group Co., Ltd., Class A	803,106	450,999
	Tangshan Jidong Cement Co., Ltd., Class A	476,244	1,069,753
	TangShan Port Group Co., Ltd., Class A	1,213,100	435,320
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	660,100	688,501
*	Taung Gold International, Ltd.	5,980,000	19,275
	TBEA Co., Ltd., Class A	879,959	1,081,886
	TCL Electronics Holdings, Ltd.	6,562,666	4,457,811
	TCL Technology Group Corp., Class A	3,664,735	3,312,661
# *	Tencent Music Entertainment Group, ADR	514,090	7,649,659
# *	Tenwow International Holdings, Ltd.	2,993,000	146,706
#	Texhong Textile Group, Ltd.	2,055,500	1,581,814
	Tian An China Investment Co., Ltd.	4,076,000	2,330,510
	Tian Di Science & Technology Co., Ltd., Class A	704,800	319,537
* Ω	Tian Ge Interactive Holdings, Ltd.	1,433,000	105,461
	Tiangong International Co., Ltd.	4,350,000	1,460,251
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	940,811	775,971
	Tianjin Port Development Holdings, Ltd.	16,671,657	1,119,993
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	175,149	419,381
	Tianma Microelectronics Co., Ltd., Class A	856,224	1,828,884
#	Tianneng Power International, Ltd.	7,140,000	11,632,233
	Tianyun International Holdings, Ltd.	570,000	71,456
*	Tibet Summit Resources Co., Ltd., Class A	190,200	228,065
	Tibet Tianlu Co., Ltd., Class A	195,400	215,393
	Time Watch Investments, Ltd.	92,000	8,791
	Tingyi Cayman Islands Holding Corp.	1,846,000	3,378,035
	Titan Wind Energy Suzhou Co., Ltd., Class A	526,900	564,553
	Tomson Group, Ltd.	3,468,526	699,633
	Tong Ren Tang Technologies Co., Ltd., Class H	1,730,000	1,015,837

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Tongda Group Holdings, Ltd.	46,770,000	$2,541,621
	Tongkun Group Co., Ltd., Class A	547,222	1,239,575
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	424,000	201,283
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,493,900	809,647
	Tongwei Co., Ltd., Class A	551,300	2,538,102
	Tonly Electronics Holdings, Ltd.	15,000	19,503
#	Top Spring International Holdings, Ltd.	146,000	24,147
	Transfar Zhilian Co., Ltd., Class A	771,900	625,810
	TravelSky Technology, Ltd., Class H	881,000	1,857,141
*	Trigiant Group, Ltd.	4,254,000	401,553
*	Trip.com Group, Ltd., ADR	2,378,359	68,401,605
*	Trony Solar Holdings Co., Ltd.	8,775,000	0
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	1,525,000	623,872
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	323,420	354,676
	Unilumin Group Co., Ltd., Class A	170,800	249,448
	Uni-President China Holdings, Ltd.	1,131,000	979,697
	Unisplendour Corp., Ltd., Class A	747,683	2,461,435
	United Energy Group, Ltd.	418,000	56,752
*	V1 Group, Ltd.	6,098,000	176,709
	Valiant Co., Ltd., Class A	12,000	31,365
	Vatti Corp., Ltd., Class A	202,250	270,846
	Vinda International Holdings, Ltd.	321,000	851,853
*	Vipshop Holdings, Ltd., ADR	734,300	15,714,020
*	Wanda Film Holding Co., Ltd., Class A	453,334	1,042,852
	Wangfujing Group Co., Ltd., Class A	99,000	595,996
	Wangneng Environment Co., Ltd., Class A	81,100	199,368
	Wangsu Science & Technology Co., Ltd., Class A	682,700	795,756
	Want Want China Holdings, Ltd.	5,112,000	3,385,342
	Wanxiang Qianchao Co., Ltd., Class A	995,460	871,710
	Wasion Holdings, Ltd.	4,676,000	1,088,184
	Wasu Media Holding Co., Ltd., Class A	341,086	493,109
*	Weibo Corp., Sponsored ADR	61,210	2,543,276
	Weichai Power Co., Ltd., Class H	2,040,000	3,868,417
	Weifu High-Technology Group Co., Ltd., Class A	168,400	647,265
	Weiqiao Textile Co., Class H	3,592,500	766,153
	Wens Foodstuffs Group Co., Ltd., Class A	2,190,445	6,214,414
	West China Cement, Ltd.	28,230,000	4,195,606
	Western Securities Co., Ltd., Class A	591,148	805,515
	Wisdom Education International Holdings Co., Ltd.	446,000	145,116
	Wolong Electric Group Co., Ltd., Class A	363,300	664,427
	Wuchan Zhongda Group Co., Ltd., Class A	1,479,800	978,898
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	366,500	350,899
	Wuhan Department Store Group Co., Ltd., Class A	401,600	782,858
*	Wuhan P&S Information Technology Co., Ltd., Class A	438,100	407,020
	Wuxi Taiji Industry Co., Ltd., Class A	733,524	1,116,826
	XCMG Construction Machinery Co., Ltd., Class A	3,681,900	2,952,996
	Xiamen C & D, Inc., Class A	839,700	1,051,726
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	118,600	251,347
	Xiamen International Airport Co., Ltd., Class A	10,700	27,971
	Xiamen International Port Co., Ltd., Class H	7,708,000	637,233
	Xiamen ITG Group Corp., Ltd., Class A	525,902	526,497
	Xiamen Tungsten Co., Ltd., Class A	299,740	602,896
	Xiamen Xiangyu Co., Ltd., Class A	363,600	325,329
	Xiandai Investment Co., Ltd., Class A	184,100	105,162
	Xilinmen Furniture Co., Ltd., Class A	96,500	215,354
	Xinfengming Group Co., Ltd., Class A	91,060	138,743
	Xingda International Holdings, Ltd.	8,900,195	2,292,442
	Xingfa Aluminium Holdings, Ltd.	435,000	433,121

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Xinhu Zhongbao Co., Ltd., Class A	2,329,543	$1,117,091
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,351,000	820,932
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,263,200	2,983,414
	Xinjiang Tianshan Cement Co., Ltd., Class A	310,600	691,193
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	88,700	67,690
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,389,600	754,621
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	268,700	485,429
	Xinyu Iron & Steel Co., Ltd., Class A	944,300	586,681
	Xinyuan Real Estate Co., Ltd., ADR	264,887	482,094
	Xtep International Holdings, Ltd.	7,729,088	2,620,684
	Xuji Electric Co., Ltd., Class A	233,200	492,103
*	Yanchang Petroleum International, Ltd.	12,800,000	51,195
	Yang Quan Coal Industry Group Co., Ltd., Class A	755,000	533,172
	Yango Group Co., Ltd., Class A	300,400	308,500
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	199,900	987,069
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	296,888	1,190,327
	Yanzhou Coal Mining Co., Ltd., Class H	18,294,000	13,314,341
# Ω	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	769,400	949,747
	Yintai Gold Co., Ltd., Class A	319,574	480,192
	Yip’s Chemical Holdings, Ltd.	842,000	295,820
*	Yiren Digital, Ltd., Sponsored ADR	111,530	366,934
	Yotrio Group Co., Ltd., Class A	1,017,700	631,248
	Youngor Group Co., Ltd., Class A	719,074	766,214
*	Youyuan International Holdings, Ltd.	4,485,251	28,234
*	YuanShengTai Dairy Farm, Ltd.	4,212,000	331,700
	Yuexiu Property Co., Ltd.	66,198,786	12,852,555
*	Yunnan Aluminium Co., Ltd., Class A	838,700	689,959
	Yunnan Baiyao Group Co Ltd, Class A	263,127	4,054,401
*	Yunnan Copper Co., Ltd., Class A	483,200	898,280
*	Yunnan Tin Co., Ltd., Class A	466,300	625,819
	Yuzhou Group Holdings Co., Ltd.	22,739,677	8,801,873
	Zhaojin Mining Industry Co., Ltd., Class H	111,500	144,343
*	Zhejiang Century Huatong Group Co., Ltd., Class A	3,149,591	4,018,642
	Zhejiang Chint Electrics Co., Ltd., Class A	1,010,503	4,431,108
	Zhejiang Communications Technology Co., Ltd.	294,400	234,281
#	Zhejiang Glass Co., Ltd.	437,000	0
	Zhejiang Hailiang Co., Ltd., Class A	171,980	201,869
	Zhejiang Hangmin Co., Ltd., Class A	256,726	203,887
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	1,033,800	1,200,743
	Zhejiang Huace Film & TV Co., Ltd., Class A	333,832	365,938
	Zhejiang Huafeng Spandex Co., Ltd., Class A	859,548	1,031,483
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	395,400	585,311
	Zhejiang Jianfeng Group Co., Ltd., Class A	17,100	37,509
*	Zhejiang Jingu Co., Ltd., Class A	406,400	505,391
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	268,800	479,335
	Zhejiang Juhua Co., Ltd., Class A	505,207	504,529
	Zhejiang Longsheng Group Co., Ltd., Class A	1,662,033	3,306,027
	Zhejiang Medicine Co., Ltd., Class A	403,200	861,420
*	Zhejiang Narada Power Source Co., Ltd., Class A	149,100	357,834
	Zhejiang NHU Co., Ltd., Class A	1,126,497	4,891,958
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	789,500	819,768
	Zhejiang Runtu Co., Ltd., Class A	287,230	384,359
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	315,600	1,047,334
	Zhejiang Semir Garment Co., Ltd., Class A	538,299	671,671
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	837,500	900,676
	Zhejiang Wanliyang Co., Ltd., Class A	317,541	553,695
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	138,400	188,024
	Zhejiang Yankon Group Co., Ltd., Class A	91,700	53,889
	Zhejiang Yasha Decoration Co., Ltd., Class A	395,626	530,442

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Zhejiang Yongtai Technology Co., Ltd., Class A	58,400	$78,306
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	1,572,667
	Zhengzhou Yutong Bus Co., Ltd., Class A	493,800	1,181,120
	Zhenro Properties Group, Ltd.	464,000	267,765
#	Zhong An Group, Ltd.	13,233,600	530,646
	Zhongjin Gold Corp., Ltd., Class A	1,419,802	1,983,586
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	567,100	330,427
	Zhongyuan Environment-Protection Co., Ltd., Class A	35,800	38,457
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	770,500	2,372,750
	Zhuzhou Kibing Group Co., Ltd., Class A	795,846	1,092,258
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	485,000	597,185
	Zijin Mining Group Co., Ltd., Class H	9,546,000	6,959,155
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,941,600	7,894,674
	ZTE Corp., Class H	1,604,800	3,548,296
#	ZTO Express Cayman, Inc., ADR	59,945	1,737,206

TOTAL CHINA			4,411,354,497

COLOMBIA — (0.1%)
	Cementos Argos SA	94,431	111,135
*	Corp. Financiera Colombiana SA	30,986	208,156
	Grupo Argos SA	1,529,091	4,195,731
	Grupo de Inversiones Suramericana SA	1,584,308	8,227,832
	Grupo Nutresa SA	161,925	892,808
	Mineros SA	128,115	119,166

TOTAL COLOMBIA			13,754,828

CZECH REPUBLIC — (0.2%)
	CEZ A.S.	1,160,007	21,954,944

GREECE — (0.2%)
*	Aegean Airlines SA	83,136	257,460
*	Alpha Bank AE	6,617,602	3,367,541
	Autohellas SA	37,423	161,665
	Bank of Greece	37,213	582,021
*	Cairo Mezz P.L.C.	351,174	42,454
*	Ellaktor SA	984,918	1,547,679
*	Eurobank Ergasias Services and Holdings SA, Class A	4,214,090	1,409,232
*	Fourlis Holdings SA	42,414	163,776
*	GEK Terna Holding Real Estate Construction SA	23,558	159,369
	Hellenic Petroleum SA	146,437	718,251
*	Intracom Holdings SA	437,466	316,915
*	LAMDA Development SA	67,966	401,771
	Motor Oil Hellas Corinth Refineries SA	8,934	83,531
	Mytilineos SA	422,906	4,640,015
*	National Bank of Greece SA	3,347,142	3,525,000
*	Piraeus Bank SA	1,707,993	1,313,860
	Titan Cement International SA	51,194	639,543

TOTAL GREECE			19,330,083

HONG KONG — (0.1%)
	Anxin-China Holdings, Ltd.	6,152,000	0
	Atlas Corp.	755,069	6,516,246
*	Beijing Energy International Holding Co., Ltd.	4,182,000	119,473
Ω	China New Higher Education Group, Ltd.	816,000	425,792
	Fiber Optic Center, Inc.	3,598,000	24,366
	K Wah International Holdings, Ltd.	88,829	42,154
	Karce International Holdings Open	640,000	0
	Prinx Chengshan Cayman Holding, Ltd.	64,000	69,347

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Real Gold Mining, Ltd.	3,137,500	$106,438
	Shoucheng Holdings, Ltd.	10,423,683	3,743,368

TOTAL HONG KONG			11,047,184

HUNGARY — (0.2%)
*	MOL Hungarian Oil & Gas P.L.C.	3,692,311	17,929,567
	Richter Gedeon Nyrt	210,190	4,291,545

TOTAL HUNGARY			22,221,112

INDIA — (11.2%)
	Aarti Drugs, Ltd.	54,628	502,369
	ACC, Ltd.	330,940	7,361,455
	Adani Enterprises, Ltd.	936,724	4,253,761
	Adani Gas, Ltd.	448,421	1,332,090
*	Adani Green Energy, Ltd.	1,209,937	13,975,195
	Adani Ports & Special Economic Zone, Ltd.	66,956	323,110
*	Adani Power, Ltd.	2,362,845	1,138,603
*	Adani Transmissions, Ltd.	592,012	2,310,180
*	Aditya Birla Capital, Ltd.	2,879,031	2,516,519
	Advanced Enzyme Technologies, Ltd.	26,799	112,923
	Alembic, Ltd.	483,755	601,403
	Allcargo Logistics, Ltd.	498,591	793,248
	Amara Raja Batteries, Ltd.	4,029	41,774
	Ambuja Cements, Ltd.	4,057,634	14,219,413
*	Amtek Auto, Ltd.	941,223	6,548
*	Anant Raj Global, Ltd.	263,703	57,824
	Anant Raj, Ltd.	112,668	27,345
	Apar Industries, Ltd.	83,158	322,760
	Apollo Tyres, Ltd.	1,942,429	3,668,065
*	Arvind Fashions, Ltd.	455,430	753,778
*	Arvind, Ltd.	830,228	377,925
	Ashok Leyland, Ltd.	5,216,139	5,548,855
	Aurobindo Pharma, Ltd.	2,186,921	22,815,804
*	Axis Bank, Ltd.	8,523,857	56,329,366
*	Bajaj Hindusthan Sugar, Ltd.	872,575	55,300
	Bajaj Holdings & Investment, Ltd.	340,266	10,586,936
	Balmer Lawrie & Co., Ltd.	614,043	836,058
	Balrampur Chini Mills, Ltd.	1,384,859	3,000,907
*	Bank of Baroda	4,804,501	2,694,977
*	Bank of Maharashtra	578,945	86,604
	BEML, Ltd.	81,747	672,171
	Bharat Dyanamics, Ltd.	2,665	10,415
	Bharat Electronics, Ltd.	4,584,348	5,380,084
	Bharat Forge, Ltd.	9,291	56,388
	Bharat Heavy Electricals, Ltd.	5,700,069	2,160,610
	Bharti Airtel, Ltd.	8,859,463	51,682,131
	Birla Corp., Ltd.	158,657	1,370,856
*	Birlasoft, Ltd.	1,151,377	2,813,034
	Bodal Chemicals, Ltd.	146,947	118,610
	Borosil Renewables, Ltd.	12,105	15,116
*	Borosil, Ltd.	12,105	23,417
	Brigade Enterprises, Ltd.	403,466	973,512
	BSE, Ltd.	119,329	793,687
	Cadila Healthcare, Ltd.	399,189	2,251,234
	Can Fin Homes, Ltd.	255,634	1,575,992
*	Canara Bank	1,449,186	1,690,216
*	Capacit’e Infraprojects, Ltd.	41,710	76,308
	Ceat, Ltd.	165,941	2,444,028

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Century Textiles & Industries, Ltd.	12,794	$52,761
*	CG Power and Industrial Solutions, Ltd.	2,853,683	1,207,386
	Chambal Fertilizers & Chemicals, Ltd.	960,912	2,106,573
	Chennai Super Kings Cricket, Ltd.	5,080,767	28,925
*	Cholamandalam Financial Holdings, Ltd.	420,899	2,188,364
	Cipla, Ltd.	896,605	9,141,181
	City Union Bank, Ltd.	1,451,921	2,896,502
Ω	Cochin Shipyard, Ltd.	26,896	122,519
* Ω	Coffee Day Enterprises, Ltd.	161,329	57,363
	Container Corp. Of India, Ltd.	357,502	1,886,266
	Cyient, Ltd.	124,698	663,918
*	Dalmia Bharat, Ltd.	284,948	3,239,568
	DB Corp., Ltd.	138,530	137,978
*	DCB Bank, Ltd.	1,226,347	1,285,434
	DCM Shriram, Ltd.	361,622	1,650,923
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	314,938	627,176
	Delta Corp., Ltd.	51,743	82,842
	Dhampur Sugar Mills, Ltd.	225,896	434,863
	Dhani Services, Ltd.	23,401	62,108
Ω	Dilip Buildcon, Ltd.	108,385	477,113
*	Dish TV India, Ltd.	2,132,040	328,045
	Dishman Carbogen Amcis, Ltd.	579,097	1,184,161
	DLF, Ltd.	2,412,108	5,166,176
	Dr Reddy’s Laboratories, Ltd., ADR	142,947	9,264,395
	Dr Reddy’s Laboratories, Ltd.	47,319	3,115,302
	eClerx Services, Ltd.	13,413	126,548
*	Edelweiss Financial Services, Ltd.	1,424,853	1,075,679
*	EID Parry India, Ltd.	596,304	2,227,603
*	EIH, Ltd.	422,487	428,943
	Engineers India, Ltd.	174,931	153,083
	EPL, Ltd.	187,726	634,721
	Escorts, Ltd.	279,042	4,530,540
	Excel Industries, Ltd.	1,169	13,649
	Exide Industries, Ltd.	280,804	601,333
	FDC, Ltd.	69,318	320,155
*	Federal Bank, Ltd.	10,486,940	7,136,204
	Finolex Cables, Ltd.	513,719	1,928,360
	Finolex Industries, Ltd.	148,359	1,042,298
	Firstsource Solutions, Ltd.	1,796,446	1,695,101
*	Fortis Healthcare, Ltd.	2,163,516	3,672,775
*	Future Enterprises, Ltd.	1,132,688	142,411
	GAIL India, Ltd.	11,699,118	13,384,595
	Gateway Distriparks, Ltd.	325,127	403,278
* Ω	General Insurance Corp. of India	111,280	177,819
*	GFL, Ltd.	199,658	212,933
	GHCL, Ltd.	257,525	540,682
	Glenmark Pharmaceuticals, Ltd.	1,101,424	7,065,631
	Godfrey Phillips India, Ltd.	85,898	1,040,805
	Granules India, Ltd.	883,816	4,554,368
	Graphite India, Ltd.	20,799	49,358
	Grasim Industries, Ltd.	1,682,798	17,695,587
	Great Eastern Shipping Co., Ltd. (The)	533,214	1,625,369
*	Greaves Cotton, Ltd.	355,301	333,474
	Gujarat Alkalies & Chemicals, Ltd.	176,303	761,684
	Gujarat Ambuja Exports, Ltd.	280,132	434,352
*	Gujarat Fluorochemicals, Ltd.	386,472	2,501,219
	Gujarat Mineral Development Corp., Ltd.	611,679	354,052
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	383,198	1,059,228
	Gujarat Pipavav Port, Ltd.	388,699	463,834

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals, Ltd.	828,894	$757,042
	Gujarat State Petronet, Ltd.	1,388,049	3,628,879
	HEG, Ltd.	12,117	110,351
	HeidelbergCement India, Ltd.	345,204	858,925
	HFCL, Ltd.	3,752,356	872,306
	Hikal, Ltd.	308,027	678,102
	HIL, Ltd.	18,294	431,889
	Himadri Speciality Chemical, Ltd.	203,546	129,178
	Himatsingka Seide, Ltd.	181,013	308,303
	Hindalco Industries, Ltd.	12,678,607	29,331,426
	Hinduja Global Solutions, Ltd.	61,407	551,431
	Housing Development Finance Corp., Ltd.	277,698	7,194,834
# *	ICICI Bank, Ltd., Sponsored ADR	5,868,831	61,916,166
*	ICICI Bank, Ltd.	921,978	4,860,756
*	IDFC First Bank, Ltd.	12,428,379	5,166,976
	IDFC, Ltd.	6,431,062	2,640,765
*	IFCI, Ltd.	5,203,346	406,911
	IIFL Finance, Ltd.	1,847,539	1,847,966
	IIFL Securities, Ltd.	2,626,942	1,386,879
	IIFL Wealth Management, Ltd.	343,485	4,239,099
	India Cements, Ltd. (The)	1,788,139	2,848,046
	India Glycols, Ltd.	91,269	336,471
	Indiabulls Housing Finance, Ltd.	1,955,323	3,710,463
*	Indiabulls Real Estate, Ltd.	1,698,066	1,093,309
*	Indian Bank	724,988	563,431
	Indian Hotels Co., Ltd. (The)	1,525,929	1,962,263
	Indian Hume Pipe Co., Ltd. (The)	2,945	6,312
	Indo Count Industries, Ltd.	248,595	481,327
	Indoco Remedies, Ltd.	18,557	64,434
*	INEOS Styrolution India, Ltd.	24,506	173,617
	Infibeam Avenues, Ltd.	2,103,252	2,367,902
*	Intellect Design Arena, Ltd.	355,025	1,135,646
Ω	IRCON International, Ltd.	11,290	11,551
	ITD Cementation India, Ltd.	187,582	123,696
	J Kumar Infraprojects, Ltd.	167,631	231,969
	Jagran Prakashan, Ltd.	489,592	242,974
	Jai Corp., Ltd.	312,837	349,093
*	Jaiprakash Associates, Ltd.	2,045,317	107,695
*	Jammu & Kashmir Bank, Ltd. (The)	768,439	147,245
	JB Chemicals & Pharmaceuticals, Ltd.	365,551	4,965,245
	Jindal Poly Films, Ltd.	116,128	714,561
	Jindal Saw, Ltd.	854,627	698,979
*	Jindal Stainless Hisar, Ltd.	10,311	13,703
*	Jindal Stainless, Ltd.	258,426	217,749
*	Jindal Steel & Power, Ltd.	3,034,663	7,848,318
	JK Cement, Ltd.	155,248	3,843,393
	JK Lakshmi Cement, Ltd.	228,271	891,392
	JK Paper, Ltd.	522,303	619,905
	JK Tyre & Industries, Ltd.	607,973	549,871
	JM Financial, Ltd.	2,157,432	2,356,649
	JSW Energy, Ltd.	3,023,679	2,451,289
	JSW Steel, Ltd.	5,949,447	24,782,262
	Jubilant Life Sciences, Ltd.	770,389	7,561,967
	Jyothy Labs, Ltd.	26,964	49,359
	Kalpataru Power Transmission, Ltd.	455,895	1,527,398
	Kalyani Steels, Ltd.	76,266	215,463
*	Karnataka Bank, Ltd. (The)	847,024	486,224
*	Karur Vysya Bank, Ltd. (The)	2,259,617	984,248
*	Kaveri Seed Co., Ltd.	83,828	571,541

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	KEC International, Ltd.	18,601	$81,235
	Kiri Industries, Ltd.	105,185	631,230
	Kirloskar Oil Engines, Ltd.	298,653	412,609
	KNR Constructions, Ltd.	203,640	687,600
	Kolte-Patil Developers, Ltd.	90,777	207,474
	KPIT Technologies, Ltd.	1,864,006	2,356,204
	KPR Mill, Ltd.	40,882	410,726
	KRBL, Ltd.	120,245	414,907
	L&T Finance Holdings, Ltd.	3,671,628	3,195,550
	Lakshmi Machine Works, Ltd.	1,294	69,780
	Larsen & Toubro, Ltd.	2,116,577	26,556,015
Ω	Laurus Labs, Ltd.	247,000	1,055,929
	LG Balakrishnan & Bros, Ltd.	14,177	47,703
	LIC Housing Finance, Ltd.	2,220,271	8,465,254
	Linde India, Ltd.	55,381	623,469
	LT Foods, Ltd.	773,314	549,862
	Lupin, Ltd.	1,428,720	17,496,318
*	Magma Fincorp, Ltd.	302,555	149,958
	Maharashtra Scooters, Ltd.	8,085	304,528
	Maharashtra Seamless, Ltd.	147,161	439,958
*	Mahindra & Mahindra Financial Services, Ltd.	4,167,224	6,882,266
	Mahindra & Mahindra, Ltd.	4,540,976	36,399,157
*	Mahindra CIE Automotive, Ltd.	216,128	402,109
*	Mahindra Lifespace Developers, Ltd.	125,469	473,517
	Maithan Alloys, Ltd.	1,776	11,597
	Majesco, Ltd.	26,238	327,085
	Manappuram Finance, Ltd.	1,288,705	2,706,014
	Marksans Pharma, Ltd.	1,741,434	1,193,508
	Mastek, Ltd.	81,389	929,359
*	Max Healthcare Institute, Ltd.	484,677	695,222
*	Max India, Ltd.	97,915	75,576
	Meghmani Organics, Ltd.	865,589	832,062
	MOIL, Ltd.	478,127	828,476
	Motherson Sumi Systems, Ltd.	166,081	236,791
	Mphasis, Ltd.	490,454	9,179,363
	MRF, Ltd.	7,617	6,673,970
	Muthoot Finance, Ltd.	319,810	5,297,665
	Natco Pharma, Ltd.	25,545	308,651
	National Aluminium Co., Ltd.	2,986,448	1,232,849
	Nava Bharat Ventures, Ltd.	479,073	341,781
	Navin Fluorine International, Ltd.	3,096	93,489
	NCC, Ltd.	1,726,959	789,684
	NIIT, Ltd.	590,477	1,116,233
	Nilkamal, Ltd.	39,627	675,629
	NMDC, Ltd.	179,947	199,465
	NOCIL, Ltd.	479,016	881,750
	Nucleus Software Exports, Ltd.	18,815	154,723
*	Oberoi Realty, Ltd.	494,260	2,951,968
*	Omaxe, Ltd.	315,312	281,998
	Orient Cement, Ltd.	556,320	481,991
Ω	Parag Milk Foods, Ltd.	137,951	196,856
*	PC Jeweller, Ltd.	392,820	81,889
	Persistent Systems, Ltd.	344,461	5,395,547
	Petronet LNG, Ltd.	4,007,919	12,493,229
	Phillips Carbon Black, Ltd.	518,512	981,816
	Piramal Enterprises, Ltd.	466,543	7,922,714
* Ω	PNB Housing Finance, Ltd.	186,149	883,841
	PNC Infratech, Ltd.	321,227	736,199
	Polyplex Corp., Ltd.	101,191	1,057,428

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Power Finance Corp., Ltd.	4,872,837	$5,744,333
	Praj Industries, Ltd.	92,329	95,786
	Prakash Industries, Ltd.	187,902	111,592
	Prestige Estates Projects, Ltd.	647,281	2,185,174
*	Procter & Gamble Health, Ltd.	32,885	2,283,211
	PTC India Financial Services, Ltd.	1,766,742	432,522
	PTC India, Ltd.	919,939	584,002
*	Punjab National Bank	5,997,812	2,164,021
* Ω	Quess Corp., Ltd.	37,802	209,422
	Rain Industries, Ltd.	736,786	1,048,968
	Rajesh Exports, Ltd.	584,798	3,645,845
	Rallis India, Ltd.	310,215	1,035,273
	Ramco Industries, Ltd.	118,646	302,807
	Rashtriya Chemicals & Fertilizers, Ltd.	1,044,190	596,566
	Ratnamani Metals & Tubes, Ltd.	3,836	65,635
*	Raymond, Ltd.	213,729	787,888
Ω	RBL Bank, Ltd.	322,994	757,945
	REC, Ltd.	5,381,994	7,468,735
	Redington India, Ltd.	2,275,102	3,951,841
	Reliance Industries, Ltd.	17,062,685	475,326,938
*	Reliance Power, Ltd.	925,450	44,306
	Repco Home Finance, Ltd.	157,611	407,055
	Sadbhav Engineering, Ltd.	65,085	42,117
*	Sequent Scientific, Ltd.	521,810	992,257
	Seshasayee Paper & Boards, Ltd.	59,795	103,104
	Sharda Cropchem, Ltd.	28,099	102,682
	Shipping Corp. of India, Ltd.	822,610	566,460
	Shriram City Union Finance, Ltd.	27,860	300,205
	Shriram Transport Finance Co., Ltd.	735,109	6,838,839
	Sobha, Ltd.	397,498	1,554,603
	Somany Ceramics, Ltd.	14,761	41,586
	Somany Home Innovation, Ltd.	460,561	468,621
*	South Indian Bank, Ltd. (The)	4,961,219	434,346
	SRF, Ltd.	65,370	3,869,900
	Srikalahasthi Pipes, Ltd.	69,809	114,751
*	State Bank of India	7,108,564	18,173,445
*	Steel Authority of India, Ltd.	4,592,630	2,137,242
	Strides Pharma Science, Ltd.	361,129	3,350,604
	Sun Pharmaceutical Industries, Ltd.	2,939,332	18,473,616
	Sun TV Network, Ltd.	89,286	510,037
	Sunteck Realty, Ltd.	290,750	1,041,639
	Surya Roshni, Ltd.	65,033	195,145
*	TAKE Solutions, Ltd.	423,620	232,329
	Tata Chemicals, Ltd.	761,327	3,289,598
	Tata Consumer Products, Ltd.	2,138,209	14,240,754
	Tata Metaliks, Ltd.	1,879	13,032
*	Tata Motors, Ltd.	13,087,848	23,371,071
	Tata Steel, Ltd.	1,930,245	10,673,883
	Tech Mahindra, Ltd.	512,811	5,631,994
*	Techno Electric & Engineering Co., Ltd.	51,972	133,823
*	Teledata Marine Solutions, Ltd.	267,258	0
	Texmaco Rail & Engineering, Ltd.	235,895	77,225
	Tide Water Oil Co India, Ltd.	2,390	141,850
	Time Technoplast, Ltd.	635,571	322,070
	Tinplate Co. of India, Ltd. (The)	217,969	378,488
	Transport Corp. of India, Ltd.	154,447	467,269
	Trident, Ltd.	8,544,349	847,523
	Triveni Engineering & Industries, Ltd.	572,383	553,971
	Tube Investments of India, Ltd.	334,852	2,981,923

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDIA — (Continued)
	TV Today Network, Ltd.	29,230	$78,658
*	TV18 Broadcast, Ltd.	4,443,516	1,725,295
	TVS Srichakra, Ltd.	1,968	37,453
*	UCO Bank	1,814,473	283,948
	Uflex, Ltd.	263,480	1,182,337
	Unichem Laboratories, Ltd.	220,521	746,331
*	Union Bank of India	1,643,856	536,780
*	Usha Martin, Ltd.	368,127	104,997
*	VA Tech Wabag, Ltd.	117,627	289,493
	Vardhman Textiles, Ltd.	181,028	1,875,382
	Vedanta, Ltd.	15,425,200	19,994,682
	Vedanta, Ltd., ADR	557,921	2,856,558
	Venky’s India, Ltd.	538	10,604
	Vindhya Telelinks, Ltd.	23,536	226,892
*	Vodafone Idea, Ltd.	11,609,989	1,377,037
	Welspun Corp., Ltd.	646,685	932,517
	Welspun Enterprises, Ltd.	545,872	554,954
	Welspun India, Ltd.	1,919,926	1,804,390
	West Coast Paper Mills, Ltd.	184,344	392,876
	Wipro, Ltd.	9,688,471	44,470,377
*	Wockhardt, Ltd.	265,080	1,039,356
*	Yes Bank, Ltd.	19,922,354	3,341,684
	Zee Entertainment Enterprises, Ltd.	158,265	399,771
	Zensar Technologies, Ltd.	582,623	1,407,128

TOTAL INDIA			1,455,326,704

INDONESIA — (1.7%)
	Adaro Energy Tbk PT	127,800,300	9,687,715
	Adhi Karya Persero Tbk PT	11,788,800	458,140
*	Adi Sarana Armada Tbk PT	717,700	24,424
	AKR Corporindo Tbk PT	563,800	101,964
*	Alam Sutera Realty Tbk PT	95,148,700	992,607
	Aneka Tambang Tbk	55,792,377	3,968,174
*	Asahimas Flat Glass Tbk PT	3,497,100	559,392
	Astra Agro Lestari Tbk PT	3,535,967	2,584,121
	Astra International Tbk PT	13,165,400	4,807,646
*	Astrindo Nusantara Infrastructure Tbk PT	91,386,000	312,431
*	Bakrie Telecom Tbk PT	160,430,200	102,840
*	Bank Bukopin Tbk	43,316,406	719,535
	Bank Danamon Indonesia Tbk PT	16,773,054	2,780,402
	Bank Mandiri Persero Tbk PT	95,602,262	37,240,022
	Bank Negara Indonesia Persero Tbk PT	38,665,741	12,301,459
*	Bank Pan Indonesia Tbk PT	79,890,901	4,209,422
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	20,371,700	1,489,040
	Bank Pembangunan Daerah Jawa Timur Tbk PT	23,587,400	926,935
	Bank Tabungan Negara Persero Tbk PT	29,042,627	2,703,420
*	Barito Pacific Tbk PT	61,185,500	3,707,130
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	395,015
	BISI International Tbk PT	11,206,300	688,455
*	Blue Bird Tbk PT	241,300	13,649
*	Buana Lintas Lautan Tbk PT	29,766,000	671,097
	Bukit Asam Tbk PT	22,735,900	2,978,951
*	Bumi Serpong Damai Tbk PT	50,956,000	3,032,915
	Ciputra Development Tbk PT	87,666,178	4,821,244
*	City Retail Developments Tbk PT	1,000,000	10,136
	Davomas Abadi Tbk PT	54,906,800	0
*	Delta Dunia Makmur Tbk PT	40,018,200	647,498
*	Eagle High Plantations Tbk PT	57,990,500	375,789
	Elnusa Tbk PT	21,143,600	301,922

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
*	Erajaya Swasembada Tbk PT	12,555,000	$1,478,042
*	Gajah Tunggal Tbk PT	15,524,400	474,627
*	Garuda Indonesia Persero Tbk PT	21,006,181	339,642
*	Global Mediacom Tbk PT	62,505,100	958,747
*	Hanson International Tbk PT	37,319,300	47,845
*	Harum Energy Tbk PT	3,046,400	450,003
	Hexindo Adiperkasa Tbk PT	646,644	133,370
	Indah Kiat Pulp & Paper Corp. Tbk PT	24,686,700	15,117,999
	Indika Energy Tbk PT	12,567,500	783,859
	Indo Tambangraya Megah Tbk PT	3,083,000	1,688,891
	Indofood Sukses Makmur Tbk PT	33,455,400	15,848,101
*	Indo-Rama Synthetics Tbk PT	180,100	26,025
*	Intiland Development Tbk PT	66,885,300	723,175
	Japfa Comfeed Indonesia Tbk PT	36,228,450	2,611,766
	Jaya Real Property Tbk PT	79,873,700	2,294,582
*	Kawasan Industri Jababeka Tbk PT	214,879,956	3,043,183
*	KMI Wire & Cable Tbk PT	11,265,200	236,941
*	Lippo Cikarang Tbk PT	14,721,310	796,637
*	Lippo Karawaci Tbk PT	454,218,662	4,120,345
*	Malindo Feedmill Tbk PT	6,552,300	241,240
*	Medco Energi Internasional Tbk PT	67,905,632	1,742,888
*	Media Nusantara Citra Tbk PT	36,628,800	2,043,114
	Metrodata Electronics Tbk PT	5,922,450	647,549
*	MNC Investama Tbk PT	156,999,500	536,568
*	Multipolar Tbk PT	2,677,700	9,119
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,315,100	1,359,284
*	Pan Brothers Tbk PT	31,944,950	472,147
*	Panin Financial Tbk PT	100,243,000	1,282,218
*	Paninvest Tbk PT	14,685,500	688,673
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	25,186,784	1,652,487
	PP Persero Tbk PT	18,241,200	1,114,928
	Ramayana Lestari Sentosa Tbk PT	18,175,100	704,061
*	Salim Ivomas Pratama Tbk PT	24,516,000	542,484
*	Sampoerna Agro Tbk PT	10,139,641	997,960
	Semen Indonesia Persero Tbk PT	14,874,700	9,636,010
*	Sentul City Tbk PT	150,614,700	514,047
*	Siloam International Hospitals Tbk PT	1,781,100	605,468
*	Sinar Mas Agro Resources & Technology Tbk PT	7,375,500	1,501,537
	Sri Rejeki Isman Tbk PT	96,464,500	1,328,048
*	Summarecon Agung Tbk PT	5,342,900	235,639
*	Surya Esa Perkasa Tbk PT	13,264,400	124,506
	Surya Semesta Internusa Tbk PT	32,048,200	1,057,178
*	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	78,558
*	Tiga Pilar Sejahtera Food Tbk	41,727,122	610,571
*	Timah Tbk PT	16,347,360	906,814
*	Tiphone Mobile Indonesia Tbk PT	6,628,800	41,133
*	Trada Alam Minera Tbk PT	188,544,700	241,724
	Trias Sentosa Tbk PT	336,500	8,970
*	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	20,636,100	1,052,362
	Tunas Ridean Tbk PT	33,394,000	2,937,773
	Ultrajaya Milk Industry & Trading Co. Tbk PT	5,078,300	572,273
	Unggul Indah Cahaya Tbk PT	288,335	80,018
	United Tractors Tbk PT	14,117,300	20,169,264
*	Vale Indonesia Tbk PT	12,137,600	3,319,765
	Waskita Beton Precast Tbk PT	69,243,800	727,012
	Waskita Karya Persero Tbk PT	27,332,800	1,361,030
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	79,324

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Wijaya Karya Beton Tbk PT	28,023,900	$457,047
	Wijaya Karya Persero Tbk PT	23,964,300	1,938,673
	XL Axiata Tbk PT	29,933,500	4,091,564

TOTAL INDONESIA			222,498,298

MALAYSIA — (2.0%)
	Aeon Co. M Bhd	2,308,900	383,916
	AFFIN Bank Bhd	9,561,821	3,149,774
*	AirAsia Group Bhd	12,383,100	1,639,603
	Alliance Bank Malaysia Bhd	9,626,000	5,054,498
	Allianz Malaysia Bhd	84,800	269,120
	AMMB Holdings Bhd	16,072,362	11,029,930
*	Ann Joo Resources Bhd	932,600	139,524
	Batu Kawan Bhd	1,768,650	6,436,626
*	Berjaya Assets Bhd	604,700	38,542
*	Berjaya Corp. Bhd	26,219,129	1,197,889
# *	Berjaya Land Bhd	8,569,500	361,352
	BIMB Holdings Bhd	1,122,607	849,064
*	Boustead Holdings Bhd	3,917,491	537,956
# *	Boustead Plantations Bhd	3,159,100	357,536
*	Bumi Armada Bhd	18,912,300	1,006,371
	Cahya Mata Sarawak Bhd	1,105,000	287,641
	Can-One Bhd	47,600	28,180
#	CB Industrial Product Holding Bhd	1,536,600	325,169
	CIMB Group Holdings Bhd	39,298,882	27,891,575
	CSC Steel Holdings Bhd	821,256	161,279
*	Cypark Resources Bhd	822,350	160,114
*	Dagang NeXchange Bhd	404,500	17,107
	DRB-Hicom Bhd	8,763,900	4,010,496
	Eastern & Oriental Bhd	4,378,613	380,017
*	Eco World Development Group Bhd	5,003,200	457,832
#	Ekovest BHD	12,731,400	1,439,813
	FAR East Holdings BHD	57,360	35,126
	FGV Holdings Bhd	13,988,900	3,571,708
#	Gabungan AQRS Bhd	2,292,974	331,065
	Gadang Holdings Bhd	4,117,000	367,093
	Gamuda Bhd	10,407,933	8,341,609
#	Genting Bhd	12,734,100	9,077,636
	Genting Malaysia Bhd	17,084,200	8,225,555
#	George Kent Malaysia Bhd	2,629,700	424,234
	GuocoLand Malaysia Bhd	338,980	36,758
	HAP Seng Consolidated Bhd	2,277,482	4,016,450
	Hap Seng Plantations Holdings Bhd	535,900	211,620
# *	Hengyuan Refining Co. Bhd	1,037,900	658,182
	HeveaBoard Bhd	2,153,300	259,268
	Hiap Teck Venture Bhd	8,346,100	371,987
#	Hong Leong Financial Group Bhd	2,410,534	8,192,504
	Hong Leong Industries Bhd	129,100	231,757
*	IGB Bhd	2,361,905	1,415,852
	IJM Corp. Bhd	22,664,318	7,307,963
#	Insas Bhd	3,408,200	606,996
#	IOI Properties Group Bhd	7,421,625	1,537,230
# *	Iskandar Waterfront City Bhd	1,951,300	223,106
# *	JAKS Resources Bhd	3,841,300	397,867
*	Jaya Tiasa Holdings Bhd	4,413,433	761,772
	Keck Seng Malaysia Bhd	1,451,900	1,286,791
# *	KNM Group Bhd	16,984,090	615,327
# *	KSL Holdings Bhd	3,483,451	385,960
	Kumpulan Fima BHD	783,900	273,425

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Land & General Bhd	15,219,720	$312,336
*	LBS Bina Group Bhd	6,260,734	549,581
Ω	Lotte Chemical Titan Holding Bhd	856,500	429,069
	Magnum Bhd	6,054,445	2,914,617
#	Mah Sing Group Bhd	9,892,662	2,169,722
	Malayan Banking Bhd	14,744,471	24,824,192
	Malayan Flour Mills Bhd	4,779,175	662,018
	Malaysia Airports Holdings Bhd	476,154	479,354
	Malaysia Building Society Bhd	15,225,678	1,796,344
	Malaysian Pacific Industries Bhd	157,675	836,193
	Malaysian Resources Corp. Bhd	17,504,500	1,579,702
	Matrix Concepts Holdings Bhd	794,700	304,233
	MBM Resources BHD	1,043,603	663,776
	Mega First Corp. Bhd	170,600	285,818
	MISC Bhd	7,196,504	11,415,730
	MKH Bhd	3,186,078	911,782
#	MMC Corp. Bhd	3,823,480	663,927
	MNRB Holdings Bhd	2,691,179	557,767
*	MPHB Capital Bhd	178,400	39,143
	Muda Holdings Bhd	1,439,500	558,510
*	Muhibbah Engineering M Bhd	2,467,000	433,294
*	Mulpha International Bhd	1,236,860	369,301
*	OCK Group Bhd	131,800	12,701
	Oriental Holdings BHD	2,893,179	3,533,571
	OSK Holdings Bhd	9,520,606	1,707,658
	Panasonic Manufacturing Malaysia Bhd	108,080	732,491
	Pantech Group Holdings Bhd	2,938,794	247,879
	Paramount Corp. Bhd	2,453,655	419,633
	Petron Malaysia Refining & Marketing Bhd	247,800	181,989
*	Pos Malaysia Bhd	1,980,500	448,106
	PPB Group Bhd	2,909,239	13,169,912
	RHB Bank Bhd	13,176,700	13,410,747
# *	Sapura Energy Bhd	39,709,700	961,825
#	Sarawak Oil Palms Bhd	694,467	587,968
	Shangri-La Hotels Malaysia Bhd	401,500	383,917
	Sime Darby Bhd	21,654,600	12,560,465
	Sime Darby Property Bhd	7,330,900	952,373
	SP Setia Bhd Group	9,325,073	1,550,368
*	Sumatec Resources Bhd	2,855,100	1,306
	Sunway Bhd	10,225,386	3,299,960
	Suria Capital Holdings Bhd	989,280	197,519
	Ta Ann Holdings Bhd	2,441,126	1,546,761
	TA Enterprise Bhd	13,174,400	1,950,423
# *	TA Global Bhd	10,522,780	670,854
	Tan Chong Motor Holdings Bhd	1,376,900	336,750
	TIME dotCom Bhd	735,880	2,280,190
*	Tropicana Corp. Bhd	6,299,061	1,235,598
*	Tune Protect Group Bhd	2,001,800	144,550
	UEM Edgenta Bhd	1,204,400	544,329
# *	UEM Sunrise Bhd	14,541,345	1,296,672
	United Malacca Bhd	941,000	1,074,570
	UOA Development Bhd	8,687,000	3,114,725
*	Velesto Energy Bhd	18,780,227	522,398
*	Vivocom International Holdings Bhd	3,725,667	44,777
*	Vizione Holdings Bhd	1,658,571	160,204
	VS Industry Bhd	5,675,400	3,200,278
#	Wah Seong Corp. Bhd	1,853,880	174,268
# *	WCT Holdings Bhd	5,725,965	504,125
	Yinson Holdings Bhd	91,900	101,282

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
*	YNH Property Bhd	3,587,550	$2,425,921
*	YTL Corp. Bhd	48,840,821	8,528,019

TOTAL MALAYSIA			263,749,256

MEXICO — (2.6%)
	ALEATICA S.A.B. de C.V.	21,226	20,024
#	Alfa S.A.B. de C.V., Class A	26,137,924	17,473,340
#	Alpek S.A.B. de C.V.	3,347,382	2,523,378
#	Arca Continental S.A.B. de C.V.	1,610,444	7,022,892
# * Ω	Banco del Bajio SA	1,357,098	1,125,397
	Becle S.A.B. de C.V.	632,403	1,334,780
	Cemex S.A.B. de C.V.	8,135,155	3,359,685
	Cemex S.A.B. de C.V., Sponsored ADR	6,811,714	28,268,611
#	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	61,925	2,346,338
#	Coca-Cola Femsa S.A.B. de C.V.	1,044,400	3,974,939
# *	Consorcio ARA S.A.B. de C.V.	4,761,990	574,721
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,487,738	350,341
*	Corp. Actinver S.A.B. de C.V.	89,268	36,193
	Corpovael S.A. de C.V.	800	230
*	Credito Real S.A.B. de C.V. SOFOM ER	1,447,650	750,732
	Cydsa S.A.B. de C.V.	5,874	5,807
	Dine S.A.B. de C.V.	1,027,267	615,057
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	669,718	1,805,048
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	185,791	9,989,982
*	Genomma Lab Internacional S.A.B. de C.V., Class B	1,137,778	1,014,863
# *	Gentera S.A.B. de C.V.	1,801,797	424,722
*	Grupo Aeromexico S.A.B. de C.V.	698,553	140,294
# *	Grupo Carso S.A.B. de C.V.	4,089,843	7,594,886
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,355,327	6,835,579
	Grupo Comercial Chedraui S.A. de C.V.	2,935,346	3,736,386
	Grupo Elektra S.A.B. de C.V.	202,573	11,520,155
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	13,470,783	60,077,605
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	10,973,682	8,132,677
# *	Grupo Gigante S.A.B. de C.V.	471,076	497,471
#	Grupo Herdez S.A.B. de C.V.	465,520	828,923
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,352,696	1,262,682
	Grupo KUO S.A.B. de C.V., Class B	1,996,451	4,329,573
#	Grupo Mexico S.A.B. de C.V., Class B	26,674,348	76,056,128
*	Grupo Pochteca S.A.B. de C.V.	67,810	20,188
*	Grupo Posadas S.A.B. de C.V.	326,935	321,363
*	Grupo Qumma S.A. de C.V., Class B	5,301	0
#	Grupo Rotoplas S.A.B. de C.V.	190,853	166,456
	Grupo Sanborns S.A.B. de C.V.	1,389,018	1,203,272
#	Grupo Simec S.A.B. de C.V., Class B	778,420	2,348,673
*	Grupo Sports World S.A.B. de C.V.	339,956	105,778
*	Grupo Televisa S.A.B., Sponsored ADR	680,759	4,329,627
# *	Grupo Televisa S.A.B.	2,296,479	2,923,175
*	Hoteles City Express S.A.B. de C.V.	296,191	75,404
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	15,247	568,866
#	Industrias Bachoco S.A.B. de C.V., Class B	1,363,362	4,237,628
#	Industrias CH S.A.B. de C.V., Class B	1,901,723	7,620,699
#	Industrias Penoles S.A.B. de C.V.	515,975	8,241,394
#	La Comer S.A.B. de C.V.	4,471,876	8,169,398
*	Medica Sur S.A.B. de C.V., Class B	1,000	1,272
# *	Minera Frisco S.A.B. de C.V., Class A1	5,704,431	1,075,724
# *	Minera Frisco S.A.B. de C.V., Class A2	7,911,356	1,488,170
Ω	Nemak S.A.B. de C.V.	3,047,903	935,429
#	Orbia Advance Corp. S.A.B. de C.V.	8,264,250	14,684,467
# *	Organizacion Cultiba S.A.B. de C.V.	157,421	107,760

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
MEXICO — (Continued)
# *	Organizacion Soriana S.A.B. de C.V., Class B	13,927,125	$10,610,392
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	392,215	2,587,770
	Qualitas Controladora S.A.B. de C.V.	173,832	696,672
# *	Unifin Financiera S.A.B. de C.V.	703,295	610,076
*	Vitro S.A.B. de C.V., Class A	1,150,548	1,366,891

TOTAL MEXICO			338,525,983

PHILIPPINES — (1.1%)
	ACR Mining Corp.	105,455	7,313
*	Alliance Global Group, Inc.	28,029,206	4,592,795
	Alsons Consolidated Resources, Inc.	8,852,000	245,203
*	Apex Mining Co., Inc.	2,152,000	83,105
*	Atlas Consolidated Mining & Development Corp.	4,868,500	409,949
	Ayala Corp.	40,180	633,277
	Bank of the Philippine Islands	3,754,753	5,694,685
	BDO Unibank, Inc.	12,258,278	22,446,914
	Belle Corp.	4,041,000	116,818
*	Cebu Air, Inc.	1,811,820	1,452,605
* Ω	CEMEX Holdings Philippines, Inc.	23,586,719	769,623
	Century Properties Group, Inc.	24,226,400	179,994
	China Banking Corp.	8,550,832	3,860,187
	Cosco Capital, Inc.	16,642,500	1,760,712
	DMCI Holdings, Inc.	6,362,900	576,327
*	East West Banking Corp.	3,969,600	782,175
	EEI Corp.	2,410,700	357,563
	Emperador, Inc.	1,064,000	220,353
*	Empire East Land Holdings, Inc.	2,279,000	13,654
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	76,993
	Filinvest Land, Inc.	98,937,031	1,981,261
	First Philippine Holdings Corp.	3,441,870	4,465,312
	Fwbc Holdings, Inc.	5,471,786	0
*	Global Ferronickel Holdings, Inc.	13,281,116	361,161
	GT Capital Holdings, Inc.	395,527	3,510,167
*	Integrated Micro-Electronics, Inc.	2,190,100	291,281
	JG Summit Holdings, Inc.	14,960,337	19,842,638
	Lopez Holdings Corp.	17,945,500	952,100
	LT Group, Inc.	13,889,700	3,310,678
*	Megaworld Corp.	77,630,300	4,856,540
	Metropolitan Bank & Trust Co.	10,857,492	9,126,269
*	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	17,474,940	1,357,788
	Petron Corp.	21,260,900	1,348,126
	Philex Mining Corp.	4,679,000	523,686
*	Philippine National Bank	3,791,185	2,130,187
*	Philippine National Construction Corp.	398,900	7,574
	Philippine Savings Bank	1,984,979	2,183,389
	Philippine Townships, Inc.	226,200	0
	Philtown Properties, Inc.	6,701	0
	Phoenix Petroleum Philippines, Inc.	1,280,600	344,475
*	Pilipinas Shell Petroleum Corp.	184,030	62,692
	Premium Leisure Corp.	6,804,000	44,999
	RFM Corp.	762,400	74,014
	Rizal Commercial Banking Corp.	5,324,106	1,877,610
	Robinsons Land Corp.	28,130,708	8,711,656
	Robinsons Retail Holdings, Inc.	380,990	504,988
	San Miguel Corp.	5,719,466	12,042,476
	San Miguel Food and Beverage, Inc.	29,530	38,959
	Security Bank Corp.	1,660,234	3,298,854

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
*	Top Frontier Investment Holdings, Inc.	623,532	$1,621,382
	Union Bank of the Philippines	4,023,799	4,602,142
	Vista Land & Lifescapes, Inc.	55,472,568	3,858,057

TOTAL PHILIPPINES			137,610,706

POLAND — (0.6%)
*	Agora SA	295,999	332,354
# *	Alior Bank SA	472,300	1,355,293
	Amica SA	5,928	209,820
# *	Bank Millennium SA	2,360,325	1,290,935
*	Boryszew SA	283,585	190,558
# *	Ciech SA	148,017	973,025
#	Cyfrowy Polsat SA	512,024	3,196,001
*	Develia SA	1,367,099	553,080
# *	Enea SA	2,018,919	2,308,978
	Firma Oponiarska Debica SA	18,458	328,339
*	Getin Noble Bank SA	948,327	38,755
*	Grupa Azoty SA	237,054	1,229,904
	Grupa Kety SA	33,122	3,435,027
	Grupa Lotos SA	452,764	3,193,191
*	Jastrzebska Spolka Weglowa SA	175,136	674,561
	Kernel Holding SA	478,137	4,657,062
# *	KGHM Polska Miedz SA	790,722	23,660,040
*	Lubelski Wegiel Bogdanka SA	52,381	196,447
# *	mBank SA	33,848	989,869
# *	Netia SA	913,726	1,036,890
*	PGE Polska Grupa Energetyczna SA	4,748,887	5,418,190
*	PKP Cargo SA	109,382	252,320
#	Polski Koncern Naftowy Orlen SA	2,354,020	22,688,413
*	Powszechna Kasa Oszczednosci Bank Polski SA	414,731	1,989,548
	Stalexport Autostrady SA	189,773	128,575
# *	Tauron Polska Energia SA	7,474,405	3,285,062

TOTAL POLAND			83,612,237

QATAR — (0.1%)
	Commercial Bank PSQC (The)	1,080,113	1,265,865
	Aamal Co.	4,101,208	898,318
	Al Khaleej Takaful Group QSC	920,566	479,837
	Al Khalij Commercial Bank PQSC	369,365	182,779
	Alijarah Holding Co.	1,863,124	584,365
	Barwa Real Estate Co.	2,142,608	1,962,425
*	Doha Bank QPSC	19,376	12,941
*	Gulf International Services QSC	768,101	324,911
	Gulf Warehousing Co.	130,186	178,349
	Industries Qatar QSC	798,311	1,970,009
*	Mazaya Qatar Real Estate Development QSC	4,065,793	1,117,975
	Medicare Group	33,751	79,657
	Mesaieed Petrochemical Holding Co.	2,916,099	1,492,107
	Ooredoo QPSC	950,559	1,725,077
	Qatar Fuel QSC	264,396	1,248,451
	Qatar Insurance Co. SAQ	508,574	319,840
	Qatar National Cement Co. QSC	121,423	128,620
	Qatar Navigation QSC	23,747	39,056
*	Salam International Investment, Ltd. QSC	4,845,436	741,211
	United Development Co. QSC	7,079,734	2,873,252
	Vodafone Qatar QSC	2,175,979	772,795

TOTAL QATAR			18,397,840

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
RUSSIA — (1.2%)
	Etalon Group P.L.C., GDR	88,415	$142,790
	Gazprom PJSC, Sponsored ADR	13,197,152	50,559,042
	Gazprom PJSC, Sponsored ADR	18,140	69,839
	Lukoil PJSC, Sponsored ADR	1,567,520	80,199,247
	Magnitogorsk Iron & Steel Works PJSC, GDR	196,705	1,206,796
	Rosneft Oil Co. PJSC, GDR	2,811,196	12,284,927
	RusHydro PJSC, ADR	5,368,611	4,610,971
	VTB Bank PJSC, GDR	5,770,267	4,480,612

TOTAL RUSSIA			153,554,224

SAUDI ARABIA — (1.4%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	86,920	296,370
	Al Babtain Power & Telecommunication Co.	112,333	766,700
	Al Etihad Cooperative Insurance	89,653	433,001
	Al Jouf Agricultural Development Co.	112,566	996,260
*	Al Jouf Cement Co.	409,163	1,136,561
	Al Khaleej Training and Education Co.	124,970	616,649
*	Al Yamamah Steel Industries Co.	125,926	721,935
*	AlAbdullatif Industrial Investment Co.	238,476	863,149
*	Alinma Bank	6,638,318	26,981,586
	Arab National Bank	534,657	2,699,754
	Arabian Cement Co.	266,280	2,183,347
	Arabian Pipes Co.	114,821	424,810
*	Arabian Shield Cooperative Insurance Co.	101,841	487,516
	Arriyadh Development Co.	566,106	2,534,425
*	Aseer Trading Tourism & Manufacturing Co.	477,373	1,532,371
*	Astra Industrial Group	193,584	1,131,633
	Bank Al-Jazira	2,883,522	9,985,970
	Banque Saudi Fransi	529,332	4,182,492
*	Basic Chemical Industries, Ltd.	52,815	394,718
*	Bawan Co.	141,380	765,314
*	City Cement Co.	544,791	2,906,762
*	Dar Al Arkan Real Estate Development Co.	5,186,255	11,021,960
	Dur Hospitality Co.	171,591	1,175,626
	Eastern Province Cement Co.	204,896	1,894,002
*	Electrical Industries Co.	43,282	218,988
*	Emaar Economic City	1,244,462	2,950,850
*	Etihad Etisalat Co.	1,513,732	11,264,095
*	Fawaz Abdulaziz Al Hokair & Co.	168,161	836,423
*	Fitaihi Holding Group	77,217	313,139
*	Hail Cement Co.	370,993	1,433,948
*	Jazan Energy and Development Co.	191,128	713,547
*	L’Azurde Co. for Jewelry	80,913	332,597
*	Methanol Chemicals Co.	346,916	883,026
*	Middle East Paper Co.	132,522	566,465
*	Mobile Telecommunications Co. Saudi Arabia	163,639	536,897
	Najran Cement Co.	483,225	2,022,248
*	Nama Chemicals Co.	14,897	106,240
*	National Co., for Glass Manufacturing (The)	76,533	481,452
	National Gypsum	89,974	558,724
*	National Industrialization Co.	29,000	87,387
	National Petrochemical Co.	47,575	343,080
	Northern Region Cement Co.	476,926	1,413,960
*	Rabigh Refining & Petrochemical Co.	708,725	2,302,924
*	Red Sea International Co.	118,079	552,073
	Riyad Bank	1,045,188	5,010,005
	Sahara International Petrochemical Co.	1,645,301	6,391,774
	Samba Financial Group	1,450,810	10,658,006
*	Saudi Arabian Mining Co.	388,487	3,874,699

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Basic Industries Corp.	585,556	$14,044,477
	Saudi British Bank (The)	732,717	4,638,265
*	Saudi Ceramic Co.	161,820	1,672,063
*	Saudi Chemical Co., Holding	280,722	2,319,487
	Saudi Industrial Investment Group	570,297	3,083,414
	Saudi Industrial Services Co.	166,387	1,259,210
*	Saudi Investment Bank (The)	68,193	292,599
*	Saudi Kayan Petrochemical Co.	2,833,471	7,166,302
*	Saudi Printing & Packaging Co.	128,220	729,097
*	Saudi Public Transport Co.	352,900	1,409,446
*	Saudi Re for Cooperative Reinsurance Co.	344,091	971,261
*	Seera Group Holding	1,081,648	4,814,338
*	Tabuk Cement Co.	289,936	1,119,927
*	Takween Advanced Industries Co.	196,784	575,265
	Yamama Cement Co.	669,811	4,466,831
	Yanbu Cement Co.	376,549	3,318,475
*	Zamil Industrial Investment Co.	20,849	113,620

TOTAL SAUDI ARABIA			181,979,535

SOUTH AFRICA — (3.6%)
	Absa Group, Ltd.	3,962,790	21,301,921
	Adcock Ingram Holdings, Ltd.	34,991	87,017
*	Adcorp Holdings, Ltd.	398,415	88,761
	Advtech, Ltd.	99,684	49,792
#	AECI, Ltd.	1,468,582	6,883,943
	African Oxygen, Ltd.	164,182	242,966
	African Rainbow Minerals, Ltd.	753,016	10,591,676
	Alexander Forbes Group Holdings, Ltd.	6,589,159	1,366,684
	Allied Electronics Corp., Ltd., Class A	134,145	220,390
	Alviva Holdings, Ltd.	990,752	421,967
	Anglo American Platinum, Ltd.	20,376	1,349,195
	AngloGold Ashanti, Ltd., Sponsored ADR	1,374,436	31,804,449
*	Aspen Pharmacare Holdings, Ltd.	1,705,704	11,107,585
	Astral Foods, Ltd.	134,124	951,172
	Barloworld, Ltd.	2,216,456	7,787,414
	Bidvest Group, Ltd. (The)	30,462	250,488
*	Blue Label Telecoms, Ltd.	3,617,676	787,132
# *	Brait SE	6,239,473	1,356,760
	Caxton and CTP Publishers and Printers, Ltd.	1,381,541	416,046
*	DataTec, Ltd.	3,873,672	5,253,176
	Discovery, Ltd.	598,548	3,956,948
	Distell Group Holdings, Ltd.	4,637	23,192
	DRDGOLD, Ltd.	2,467,397	2,729,081
	Exxaro Resources, Ltd.	1,478,254	9,972,452
	FirstRand, Ltd.	264,993	615,135
	Foschini Group, Ltd. (The)	74,521	396,839
	Gold Fields, Ltd., Sponsored ADR	4,043,915	44,199,991
*	Grindrod Shipping Holdings, Ltd.	80,800	299,041
	Grindrod, Ltd.	4,827,524	1,113,312
*	Harmony Gold Mining Co., Ltd.	1,224,659	6,099,044
	Hudaco Industries, Ltd.	171,103	831,588
	Impala Platinum Holdings, Ltd.	4,096,499	36,460,154
#	Imperial Logistics, Ltd.	1,418,813	3,008,763
	Investec, Ltd.	1,882,982	3,467,101
*	KAP Industrial Holdings, Ltd.	9,255,492	1,317,821
	Kumba Iron Ore, Ltd.	135,811	4,032,146
	Lewis Group, Ltd.	1,169,059	1,143,477
	Liberty Holdings, Ltd.	963,030	3,187,116
	Life Healthcare Group Holdings, Ltd.	3,293,194	3,292,790

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
*	Long4Life, Ltd.	1,383,403	$229,482
*	Massmart Holdings, Ltd.	44,183	89,736
	Merafe Resources, Ltd.	9,299,759	264,176
*	Metair Investments, Ltd.	1,568,346	1,590,052
	Momentum Metropolitan Holdings	8,313,735	6,651,124
#	Motus Holdings, Ltd.	258,290	664,961
	Mpact, Ltd.	2,335,649	1,488,374
#	MTN Group, Ltd.	17,362,155	61,991,752
*	Murray & Roberts Holdings, Ltd.	6,545,395	3,274,409
*	Nampak, Ltd.	953,997	50,128
#	Nedbank Group, Ltd.	2,140,581	12,662,821
*	Ninety One, Ltd.	941,491	2,478,633
	Oceana Group, Ltd.	118,408	432,749
	Old Mutual, Ltd.	20,508,346	11,896,542
*	Omnia Holdings, Ltd.	1,586,384	3,714,381
*	PPC, Ltd.	10,395,993	340,485
	Raubex Group, Ltd.	1,970,553	2,421,279
	RCL Foods, Ltd.	159,113	72,158
	Reunert, Ltd.	1,319,511	2,721,378
	RFG Holdings, Ltd.	23,326	18,176
*	Royal Bafokeng Platinum, Ltd.	589,877	2,127,106
	Sanlam, Ltd.	39,807	116,113
*	Sappi, Ltd.	5,016,174	7,157,369
# *	Sasol, Ltd.	2,530,797	13,216,389
	Sibanye Stillwater, Ltd.	5,686,689	16,768,450
	Sibanye Stillwater, Ltd., ADR	1,698,842	20,165,260
#	Standard Bank Group, Ltd.	8,692,029	56,836,235
# *	Steinhoff International Holdings NV	17,047,661	904,854
*	Super Group, Ltd.	3,883,863	4,355,315
	Telkom SA SOC, Ltd.	2,561,073	4,029,882
*	Tongaat Hulett, Ltd.	1,101,558	407,457
	Trencor, Ltd.	1,135,741	288,064
	Truworths International, Ltd.	419,107	808,471
	Tsogo Sun Gaming, Ltd.	2,917,390	624,213
	Wilson Bayly Holmes-Ovcon, Ltd.	542,010	2,827,659

TOTAL SOUTH AFRICA			472,150,158

SOUTH KOREA — (13.3%)
#	Aekyung Petrochemical Co., Ltd.	98,645	631,399
#	AJ Networks Co., Ltd.	69,115	217,907
*	Ajin Industrial Co., Ltd.	303,487	781,379
	Aju Capital Co., Ltd.	6,451	67,560
	AK Holdings, Inc.	33,833	513,222
#	Asia Cement Co., Ltd.	11,083	544,122
	ASIA Holdings Co., Ltd.	7,796	542,599
	Asia Paper Manufacturing Co., Ltd.	38,917	1,061,747
	AUK Corp.	205,039	425,342
#	Aurora World Corp.	19,282	148,236
	Austem Co., Ltd.	168,354	423,277
	Avaco Co., Ltd.	53,567	431,363
	BGF Co., Ltd.	246,024	871,792
	Bixolon Co., Ltd.	27,536	103,522
*	Bluecom Co., Ltd.	68,876	362,515
	BNK Financial Group, Inc.	2,024,174	9,888,150
	Bookook Securities Co., Ltd.	24,729	459,175
	Busan City Gas Co., Ltd.	1,660	72,514
	BYC Co., Ltd.	752	160,985
# *	Byucksan Corp.	327,923	529,645
*	Capro Corp.	254,341	685,703

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	83,349	$198,191
	Chosun Refractories Co., Ltd.	10,946	714,759
	CJ CheilJedang Corp.	60,575	19,372,895
	CJ Corp.	135,899	9,137,131
	Cosmax BTI, Inc.	24,579	360,370
	CROWNHAITAI Holdings Co., Ltd.	46,855	366,880
	Cuckoo Holdings Co., Ltd.	391	31,584
	D.I Corp.	176,356	607,322
#	Dae Dong Industrial Co., Ltd.	147,491	864,470
	Dae Han Flour Mills Co., Ltd.	9,015	1,105,347
	Dae Hyun Co., Ltd.	206,405	329,696
	Dae Won Kang Up Co., Ltd.	269,186	960,984
# *	Dae Young Packaging Co., Ltd.	454,168	430,592
#	Daechang Co., Ltd.	318,178	326,346
	Daechang Forging Co., Ltd.	5,125	150,007
	Daeduck Co., Ltd.	146,390	796,361
*	Daeduck Electronics Co., Ltd.	253,031	2,221,391
	Daehan Steel Co., Ltd.	96,113	558,608
*	Dae-Il Corp.	16,736	20,604
	Daekyo Co., Ltd.	162,385	542,979
	Daelim B&Co Co., Ltd.	7,997	38,674
	Daelim Construction Co., Ltd.	6,643	139,967
	Daelim Industrial Co., Ltd.	222,968	15,410,417
	Daesang Corp.	200,898	4,272,491
	Daesang Holdings Co., Ltd.	122,602	1,038,664
	Daewon San Up Co., Ltd.	61,406	312,655
*	Daewoo Engineering & Construction Co., Ltd.	1,719,312	4,574,853
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	6,074,758
*	Dahaam E-Tec Co., Ltd.	3,535	64,332
	Daihan Pharmaceutical Co., Ltd.	5,749	148,206
	Daishin Securities Co., Ltd.	220,640	2,626,485
	Daou Data Corp.	131,065	1,253,455
	Daou Technology, Inc.	209,521	3,479,234
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	37,691
	DB Financial Investment Co., Ltd.	260,773	888,941
	DB Insurance Co., Ltd.	299,711	11,717,533
*	DB, Inc.	62,943	37,973
# *	Deutsch Motors, Inc.	66,004	326,444
*	Development Advance Solution Co., Ltd.	75,624	340,362
	DGB Financial Group, Inc.	1,410,240	7,744,328
	DI Dong Il Corp.	11,422	845,445
	Display Tech Co., Ltd.	34,003	103,707
	Dong A Eltek Co., Ltd.	63,370	437,953
	Dong-A Socio Holdings Co., Ltd.	5,046	473,864
	Dong-Ah Geological Engineering Co., Ltd.	30,571	390,674
# *	Dongbang Transport Logistics Co., Ltd.	251,479	423,753
#	Dongbu Corp.	36,803	364,125
#	Dongil Industries Co., Ltd.	10,975	667,933
	Dongkuk Industries Co., Ltd.	334,222	991,787
*	Dongkuk Steel Mill Co., Ltd.	499,663	2,680,366
	DONGSUNG Corp.	159,407	564,820
	Dongwon Development Co., Ltd.	380,871	1,412,927
	Dongwon Industries Co., Ltd.	11,808	2,107,617
*	Dongwoo Farm To Table Co., Ltd.	14,971	41,036
#	Dongyang E&P, Inc.	46,912	662,868
	Doosan Bobcat, Inc.	314,953	8,048,405
	Doosan Co., Ltd.	52,003	2,150,372
# *	Doosan Fuel Cell Co., Ltd.	279,793	10,369,840
# *	Doosan Infracore Co., Ltd.	1,484,739	10,985,453

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Solus Co., Ltd.	154,224	$4,345,379
	DRB Holding Co., Ltd.	32,057	176,578
	DTR Automotive Corp.	34,739	677,219
	DY Corp.	127,648	453,180
	DY POWER Corp.	23,114	217,486
	e Tec E&C, Ltd.	12,441	1,163,294
	Eagon Industrial, Ltd.	67,775	483,138
*	Easy Bio, Inc.	21,246	1,438,430
#	Easy Holdings Co., Ltd.	363,366	1,246,856
	Elentec Co., Ltd.	30,857	151,229
	E-MART, Inc.	93,885	11,819,929
	Eugene Corp.	456,860	1,699,396
	Eugene Investment & Securities Co., Ltd.	567,213	1,798,351
*	Eusu Holdings Co., Ltd.	64,565	303,705
	Farmsco	26,482	108,032
	FarmStory Co., Ltd.	325,774	312,980
	Fursys, Inc.	26,929	700,130
	Gaon Cable Co., Ltd.	17,158	310,236
	Geumhwa PSC Co., Ltd.	490	12,027
	GMB Korea Corp.	84,945	534,311
#	Golfzon Newdin Holdings Co., Ltd.	177,478	1,000,744
	GS Engineering & Construction Corp.	499,370	11,848,704
*	GS Global Corp.	381,342	564,891
	GS Holdings Corp.	415,700	12,150,220
	GS Home Shopping, Inc.	6,576	806,925
	Gwangju Shinsegae Co., Ltd.	5,156	701,224
	Haitai Confectionery & Foods Co., Ltd.	6,605	48,319
*	Halla Corp.	190,923	565,305
	Halla Holdings Corp.	64,867	1,819,767
	Hana Financial Group, Inc.	2,258,552	61,009,048
	Handsome Co., Ltd.	123,137	3,044,480
	Hanil Holdings Co., Ltd.	19,608	779,375
	Hanjin Transportation Co., Ltd.	72,813	3,039,559
	Hankook Tire & Technology Co., Ltd.	614,306	17,209,306
	HanmiGlobal Co., Ltd.	3,947	30,102
	Hanshin Construction	69,201	810,619
*	Hansol Holdings Co., Ltd.	427,655	1,261,042
# *	Hansol HomeDeco Co., Ltd.	662,129	1,067,125
	Hansol Paper Co., Ltd.	147,143	1,775,464
*	Hansol Technics Co., Ltd.	230,336	1,757,330
*	Hanwha Aerospace Co., Ltd.	310,893	6,944,138
	Hanwha Corp.	277,222	5,912,087
*	Hanwha General Insurance Co., Ltd.	495,410	1,225,839
*	Hanwha Investment & Securities Co., Ltd.	941,656	1,442,820
	Hanwha Life Insurance Co., Ltd.	1,941,705	2,647,215
	Hanwha Solutions Corp.	507,247	19,717,515
	Hanyang Eng Co., Ltd.	93,355	906,660
	Hanyang Securities Co., Ltd.	73,699	577,446
#	Harim Holdings Co., Ltd.	271,764	1,561,384
	HDC Holdings Co., Ltd.	127,823	1,130,459
	HDC Hyundai Engineering Plastics Co., Ltd.	112,531	576,313
*	Heung-A Shipping Co., Ltd.	702,313	59,883
*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	359,477
	Hitejinro Holdings Co., Ltd.	58,163	752,372
	HS R&A Co., Ltd.	308,886	531,954
# *	HSD Engine Co., Ltd.	62,717	254,576
*	Humax Co., Ltd.	127,093	520,285
# *	Huneed Technologies	54,858	269,326
	Huons Global Co., Ltd.	9,850	245,669

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Huvis Corp.	132,039	$935,552
	Hwa Shin Co., Ltd.	170,220	400,283
#	Hwacheon Machine Tool Co., Ltd.	9,745	261,857
#	Hwangkum Steel & Technology Co., Ltd.	64,314	367,579
	HwaSung Industrial Co., Ltd.	80,683	855,997
	Hy-Lok Corp.	63,907	592,081
	Hyosung Chemical Corp.	1,893	212,017
	Hyosung Corp.	57,103	3,744,951
	Hyundai BNG Steel Co., Ltd.	74,986	485,820
*	Hyundai Construction Equipment Co., Ltd.	99,959	2,211,453
	Hyundai Corp Holdings, Inc.	50,963	476,431
	Hyundai Corp.	72,538	887,410
	Hyundai Department Store Co., Ltd.	91,177	4,788,683
*	Hyundai Electric & Energy System Co., Ltd.	30,010	399,579
	Hyundai Engineering & Construction Co., Ltd.	492,485	13,425,685
	Hyundai Greenfood Co., Ltd.	377,581	2,428,661
	Hyundai Heavy Industries Holdings Co., Ltd.	47,215	8,985,099
	Hyundai Home Shopping Network Corp.	53,584	3,350,459
	Hyundai Hy Communications & Networks Co., Ltd.	370,326	1,024,354
	Hyundai Livart Furniture Co., Ltd.	102,652	1,399,031
	Hyundai Marine & Fire Insurance Co., Ltd.	579,985	11,945,748
	Hyundai Mipo Dockyard Co., Ltd.	188,985	4,702,940
	Hyundai Mobis Co., Ltd.	283,243	56,751,564
	Hyundai Motor Co.	625,316	91,531,258
	Hyundai Motor Securities Co., Ltd.	128,936	1,225,843
	Hyundai Steel Co.	430,367	11,064,121
	Hyundai Wia Corp.	146,642	5,445,559
	IDIS Holdings Co., Ltd.	43,273	499,602
*	Iljin Electric Co., Ltd.	91,487	218,781
	Iljin Holdings Co., Ltd.	91,947	390,554
#	Ilshin Spinning Co., Ltd.	11,368	689,667
#	Ilsung Pharmaceuticals Co., Ltd.	6,673	458,377
	iMarketKorea, Inc.	147,664	1,111,732
	Industrial Bank of Korea	1,784,074	12,953,474
	INITECH Co., Ltd.	31,597	118,260
	Interpark Corp.	329,541	620,094
	INTOPS Co., Ltd.	100,372	1,445,786
	INZI Display Co., Ltd.	114,878	361,232
*	Iones Co., Ltd.	78,648	532,196
	IS Dongseo Co., Ltd.	62,443	2,109,597
	ISU Chemical Co., Ltd.	138,877	1,298,637
*	Jahwa Electronics Co., Ltd.	98,790	1,212,373
	JB Financial Group Co., Ltd.	1,198,287	5,413,707
	Kangnam Jevisco Co., Ltd.	21,308	301,746
	KAON Media Co., Ltd.	60,514	310,841
	KB Financial Group, Inc.	407,044	14,559,877
#	KB Financial Group, Inc., ADR	2,791,178	99,728,790
	KC Co., Ltd.	68,796	1,451,179
	KC Green Holdings Co., Ltd.	88,975	326,275
	KCC Corp.	37,785	5,127,727
	KCC Engineering & Construction Co., Ltd.	57,788	360,511
*	KCC Glass Corp.	38,941	1,021,347
# *	KEC Corp.	666,655	1,189,419
#	Keyang Electric Machinery Co., Ltd.	148,636	379,164
	KG Eco Technology Service Co., Ltd.	116,841	422,853
	Kia Motors Corp.	1,464,704	65,690,709
	KISCO Corp.	130,771	536,068
	KISCO Holdings Co., Ltd.	66,422	680,604
	KISWIRE, Ltd.	58,376	713,854

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KIWOOM Securities Co., Ltd.	95,942	$8,776,340
*	Kodaco Co., Ltd.	129,585	137,396
	Kolmar Korea Holdings Co., Ltd.	19,172	402,592
	Kolon Corp.	54,098	972,202
	Kolon Global Corp.	41,349	643,845
	Kolon Industries, Inc.	164,853	5,187,882
	Komelon Corp.	29,152	215,449
#	Korea Alcohol Industrial Co., Ltd.	117,772	1,324,704
	Korea Asset In Trust Co., Ltd.	256,587	836,862
	Korea Autoglass Corp.	90,414	1,125,860
# *	Korea Circuit Co., Ltd.	112,791	1,262,376
	Korea Electric Terminal Co., Ltd.	40,747	1,659,436
	Korea Export Packaging Industrial Co., Ltd.	1,813	29,673
	Korea Flange Co., Ltd.	159,881	273,255
	Korea Investment Holdings Co., Ltd.	260,906	15,936,642
*	Korea Line Corp.	1,259,322	1,780,007
	Korea Petrochemical Ind Co., Ltd.	28,323	4,869,035
	Korea Real Estate Investment & Trust Co., Ltd.	1,190,727	1,891,031
# *	Korea Shipbuilding & Offshore Engineering Co., Ltd.	187,768	13,093,047
	Korea Zinc Co., Ltd.	4,684	1,584,163
*	Korean Air Lines Co., Ltd.	701,548	12,456,928
	Korean Reinsurance Co.	685,678	4,497,725
	Kortek Corp.	74,788	530,456
#	KPX Chemical Co., Ltd.	17,577	745,458
	KSS LINE, Ltd.	132,572	1,089,867
	KT Skylife Co., Ltd.	203,835	1,711,692
	KT&G Corp.	23,808	1,699,990
#	KTB Investment & Securities Co., Ltd.	348,773	787,003
#	KTCS Corp.	225,571	405,030
	Ktis Corp.	206,085	436,216
	Kukdo Chemical Co., Ltd.	17,860	680,325
	Kukdong Oil & Chemicals Co., Ltd.	26,930	78,855
	Kumho Industrial Co., Ltd.	2,178	13,514
	Kumho Petrochemical Co., Ltd.	7,784	920,754
# *	Kumho Tire Co., Inc.	794,452	2,496,249
	Kumkang Kind Co., Ltd.	96,105	364,695
#	Kyeryong Construction Industrial Co., Ltd.	52,424	954,110
	Kyobo Securities Co., Ltd.	169,849	1,000,418
	Kyungbang Co., Ltd.	88,890	843,144
#	Leadcorp, Inc. (The)	152,726	926,662
	LF Corp.	171,501	2,221,422
	LG Corp.	409,960	24,548,013
# *	LG Display Co., Ltd., ADR	3,857,008	24,183,440
# *	LG Display Co., Ltd.	164,499	2,054,018
	LG Electronics, Inc.	1,110,054	82,520,798
	LG Hausys, Ltd.	57,369	3,356,537
	LG HelloVision Co., Ltd.	229,646	772,554
	LG International Corp.	275,981	3,783,870
	LG Uplus Corp.	1,563,860	15,309,513
	LIG Nex1 Co., Ltd.	2,945	73,038
	LMS Co., Ltd.	30,866	256,051
	Lotte Chemical Corp.	76,466	15,814,250
	Lotte Chilsung Beverage Co., Ltd.	21,352	1,625,808
	Lotte Confectionery Co., Ltd.	538	46,783
	Lotte Corp.	133,090	3,354,799
	LOTTE Fine Chemical Co., Ltd.	158,067	6,789,343
	Lotte Food Co., Ltd.	1,976	532,586
	LOTTE Himart Co., Ltd.	87,964	2,389,859
# *	Lotte Non-Life Insurance Co., Ltd.	475,815	697,765

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Lotte Shopping Co., Ltd.	47,848	$3,543,190
	LS Corp.	109,499	5,016,091
*	Lumens Co., Ltd.	322,961	473,164
*	LVMC Holdings	274,553	741,045
	Maeil Holdings Co., Ltd.	11,288	79,173
	Mando Corp.	39,112	1,243,157
	MegaStudy Co., Ltd.	51,341	521,289
	Meritz Financial Group, Inc.	264,615	2,203,587
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	770,071
#	Meritz Securities Co., Ltd.	2,313,837	6,754,597
	Mi Chang Oil Industrial Co., Ltd.	5,535	306,566
	Mirae Asset Daewoo Co., Ltd.	2,675,229	19,931,523
	Mirae Asset Life Insurance Co., Ltd.	641,531	2,148,147
	MK Electron Co., Ltd.	118,182	952,985
*	MNTech Co., Ltd.	121,454	277,404
	Moorim P&P Co., Ltd.	188,882	520,766
	Moorim Paper Co., Ltd.	189,122	392,050
#	Motonic Corp.	83,715	840,204
*	Muhak Co., Ltd.	77,436	434,337
	Namyang Dairy Products Co., Ltd.	2,446	551,304
#	NEOWIZ HOLDINGS Corp.	35,801	489,391
	Nexen Corp.	198,284	702,594
	Nexen Tire Corp.	328,280	1,520,814
	NH Investment & Securities Co., Ltd.	653,039	5,532,710
*	NHN Corp.	70,470	4,336,720
	Nong Shim Holdings Co., Ltd.	16,267	1,039,938
	NongShim Co., Ltd.	17,873	4,548,995
	NOROO Paint & Coatings Co., Ltd.	66,016	407,997
	NPC	116,690	306,671
	NS Shopping Co., Ltd.	74,291	804,485
*	OCI Co., Ltd.	137,848	7,589,694
	Opto Device Technology Co., Ltd.	52,020	231,497
	Orion Holdings Corp.	214,348	2,350,420
#	Paik Kwang Industrial Co., Ltd.	250,824	681,029
*	Pan Ocean Co., Ltd.	1,909,107	6,078,469
	Pang Rim Co., Ltd.	14,177	21,404
	Pan-Pacific Co., Ltd.	113,324	155,753
	Paradise Co., Ltd.	10,185	114,950
#	Poongsan Corp.	157,295	3,421,479
#	Poongsan Holdings Corp.	35,193	810,265
#	POSCO, Sponsored ADR	1,001,387	46,374,232
	POSCO	172,234	31,795,115
	Posco International Corp.	417,341	4,929,108
	Power Logics Co., Ltd.	92,739	649,031
#	Pyeong Hwa Automotive Co., Ltd.	70,883	475,961
	S&T Dynamics Co., Ltd.	163,370	752,164
	S&T Holdings Co., Ltd.	51,515	630,720
#	S&T Motiv Co., Ltd.	83,737	3,742,612
	Sajo Industries Co., Ltd.	15,884	398,024
	Sam Kwang Glass Co., Ltd.	851	28,582
#	Sam Young Electronics Co., Ltd.	91,071	628,675
	Sambo Corrugated Board Co., Ltd.	31,268	231,052
*	Sambo Motors Co., Ltd.	94,490	535,388
	Samho Development Co., Ltd.	162,475	572,074
	SAMHWA Paints Industrial Co., Ltd.	68,665	296,228
	Samick Musical Instruments Co., Ltd.	439,019	526,610
	Samji Electronics Co., Ltd.	13,939	135,198
#	Samjin LND Co., Ltd.	82,899	244,058
*	Samkee Corp.	104,071	280,699

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sammok S-Form Co., Ltd.	66,231	$439,179
	SAMPYO Cement Co., Ltd.	275,308	825,020
	Samsung C&T Corp.	355,789	34,851,583
	Samsung Card Co., Ltd.	180,050	4,672,753
	Samsung Electronics Co., Ltd.	1,859,363	93,462,013
	Samsung Electronics Co., Ltd., GDR	1,486	1,876,818
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	18,987,358
*	Samsung Heavy Industries Co., Ltd.	2,279,824	10,247,734
	Samsung Life Insurance Co., Ltd.	320,040	17,913,320
	Samsung Securities Co., Ltd.	310,841	8,854,405
	SAMT Co., Ltd.	514,132	1,008,132
	Samyang Corp.	29,449	1,255,237
#	Samyang Holdings Corp.	29,534	1,619,399
	Samyang Tongsang Co., Ltd.	11,282	615,622
	Sangsangin Co., Ltd.	73,576	379,962
	SAVEZONE I&C Corp.	83,806	199,693
*	SBS Media Holdings Co., Ltd.	258,064	375,039
	Seah Besteel Corp.	104,046	866,130
	SeAH Holdings Corp.	6,180	383,927
	SeAH Steel Corp.	12,021	873,483
	SeAH Steel Holdings Corp.	11,870	471,108
	Sebang Co., Ltd.	94,422	752,024
	Sebang Global Battery Co., Ltd.	57,011	1,385,328
	Sejong Industrial Co., Ltd.	132,978	1,016,479
#	Sekonix Co., Ltd.	75,642	381,324
	S-Energy Co., Ltd.	40,484	273,857
	Seohan Co., Ltd.	698,627	846,946
	Seohee Construction Co., Ltd.	156,735	157,205
	SEOWONINTECH Co., Ltd.	6,241	34,716
	Seoyon Co., Ltd.	124,019	999,500
	Seoyon E-Hwa Co., Ltd.	96,241	376,476
	Sewon Precision Industry Co., Ltd.	1,457	1,948
#	Shindaeyang Paper Co., Ltd.	16,499	745,536
	Shinhan Financial Group Co., Ltd.	1,591,278	43,174,969
#	Shinhan Financial Group Co., Ltd., ADR	1,314,624	35,376,531
#	Shinsegae Engineering & Construction Co., Ltd.	18,197	351,670
	Shinsegae Food Co., Ltd.	2,444	111,815
#	Shinsegae, Inc.	61,754	11,390,394
*	Shinsung Tongsang Co., Ltd.	172,621	285,987
	Shinwha Intertek Corp.	35,678	81,543
	Shinyoung Securities Co., Ltd.	38,991	1,579,241
*	Signetics Corp.	454,177	279,013
	Silla Co., Ltd.	45,799	374,946
#	SIMPAC, Inc.	167,099	335,135
	Sindoh Co., Ltd.	35,875	700,606
	SK Discovery Co., Ltd.	90,756	5,067,907
	SK Gas, Ltd.	397	36,984
	SK Holdings Co., Ltd.	42,795	6,969,094
	SK Hynix, Inc.	493,577	35,015,758
	SK Innovation Co., Ltd.	242,855	27,144,733
	SK Networks Co., Ltd.	2,079,015	8,339,276
*	SK Rent A Car Co., Ltd.	11,382	83,714
	SK Securities Co., Ltd.	2,864,051	1,774,697
	SL Corp.	116,004	1,489,234
	Songwon Industrial Co., Ltd.	41,113	517,751
# *	Ssangyong Motor Co.	336,500	1,305,050
#	Sun Kwang Co., Ltd.	35,191	731,736
	Sung Kwang Bend Co., Ltd.	145,472	759,862
*	Sungchang Enterprise Holdings, Ltd.	293,641	435,195

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Sungdo Engineering & Construction Co., Ltd.	99,520	$347,524
#	Sungshin Cement Co., Ltd.	157,753	914,754
	Sungwoo Hitech Co., Ltd.	487,818	1,533,404
	Sunjin Co., Ltd.	38,036	337,149
	Tae Kyung Industrial Co., Ltd.	92,671	409,241
	Taekwang Industrial Co., Ltd.	3,096	1,948,965
*	Taewoong Co., Ltd.	94,977	1,085,569
	Taeyoung Engineering & Construction Co., Ltd.	199,296	1,765,722
*	Thinkware Systems Corp.	45,754	376,707
# *	TK Chemical Corp.	637,170	947,108
#	TK Corp.	118,108	619,924
	Tongyang Life Insurance Co., Ltd.	394,577	1,102,057
#	Tongyang, Inc.	315,577	310,200
	Top Engineering Co., Ltd.	121,279	975,784
	Tovis Co., Ltd.	124,305	662,134
#	TS Corp.	35,416	578,984
*	T’way Holdings, Inc.	41,289	32,562
*	TY Holdings Co., Ltd.	192,133	3,445,757
	UIL Co., Ltd.	74,875	251,037
	Unid Co., Ltd.	45,974	1,764,874
*	Viatron Technologies, Inc.	2,049	15,572
	Visang Education, Inc.	48,747	274,429
# *	WillBes & Co. (The)	462,170	479,678
*	Wonik Holdings Co., Ltd.	296,704	1,104,630
	Wonik Materials Co., Ltd.	12,961	302,758
	Woori Financial Group, Inc.	3,415,694	26,968,981
#	Woorison F&G Co., Ltd.	83,461	144,816
#	WooSung Feed Co., Ltd.	161,754	429,297
	Y G-1 Co., Ltd.	141,659	628,686
	Yoosung Enterprise Co., Ltd.	139,370	332,428
	Youlchon Chemical Co., Ltd.	18,152	243,776
	Young Poong Corp.	3,806	1,623,155
	Young Poong Precision Corp.	86,763	581,393
	Youngone Corp.	123,827	3,114,615
	Youngone Holdings Co., Ltd.	26,091	822,590
*	Yuanta Securities Korea Co., Ltd.	811,667	1,942,535
	YuHwa Securities Co., Ltd.	130,435	256,729
	Zeus Co., Ltd.	57,364	901,342

TOTAL SOUTH KOREA			1,726,762,732

TAIWAN — (16.8%)
	Ability Enterprise Co., Ltd.	1,795,330	811,987
	AcBel Polytech, Inc.	603,000	551,286
#	Acer, Inc.	14,714,109	12,296,938
#	ACES Electronic Co., Ltd.	982,000	1,111,379
*	Acon Holding, Inc.	1,602,000	478,092
	Advanced International Multitech Co., Ltd.	444,000	602,129
# *	Advanced Optoelectronic Technology, Inc.	500,000	359,951
# *	AGV Products Corp.	3,241,211	839,098
	Airmate Cayman International Co., Ltd.	30,618	24,668
#	Allis Electric Co., Ltd.	1,347,580	1,337,762
	Alpha Networks, Inc.	1,958,086	1,770,150
	Altek Corp.	1,928,365	1,736,869
*	Ambassador Hotel (The)	1,615,000	1,734,070
#	AMPOC Far-East Co., Ltd.	745,000	869,481
*	AmTRAN Technology Co., Ltd.	5,922,956	2,112,819
#	Apacer Technology, Inc.	578,210	736,846
#	APCB, Inc.	1,053,000	755,356
#	Apex International Co., Ltd.	1,201,263	3,121,570

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Apex Science & Engineering	92,536	$35,788
	Ardentec Corp.	2,956,058	3,459,976
	Asia Cement Corp.	17,297,589	24,898,630
	Asia Electronic Material Co., Ltd.	92,000	50,914
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,689,086
# *	Asia Plastic Recycling Holding, Ltd.	1,651,942	426,459
	Asia Polymer Corp.	3,106,971	2,065,720
	Asia Tech Image, Inc.	62,000	110,035
#	Asia Vital Components Co., Ltd.	2,304,984	5,433,536
	Asustek Computer, Inc.	3,800,000	32,285,216
# *	AU Optronics Corp., Sponsored ADR	3,945,215	15,701,956
*	AU Optronics Corp.	952,812	384,825
#	Audix Corp.	568,332	885,742
	AVY Precision Technology, Inc.	1,018,364	837,883
	Bank of Kaohsiung Co., Ltd.	3,567,897	1,254,254
#	BES Engineering Corp.	10,550,443	2,706,388
#	Bin Chuan Enterprise Co., Ltd.	226,000	214,618
# *	Biostar Microtech International Corp.	1,294,055	678,536
	Bright Led Electronics Corp.	728,000	340,109
*	Cameo Communications, Inc.	1,589,197	427,580
	Capital Securities Corp.	14,228,158	5,429,297
	Career Technology MFG. Co., Ltd.	874,085	883,678
#	Carnival Industrial Corp.	908,007	338,162
#	Casetek Holdings, Ltd.	1,671,933	5,056,105
	Catcher Technology Co., Ltd.	5,496,000	34,743,055
#	Cathay Chemical Works	452,000	283,700
	Cathay Financial Holding Co., Ltd.	60,483,459	81,273,650
	Cathay Real Estate Development Co., Ltd.	4,929,694	3,286,084
#	Celxpert Energy Corp.	419,000	599,624
	Central Reinsurance Co., Ltd.	1,033,366	731,916
*	Chain Chon Industrial Co., Ltd.	614,000	195,466
	ChainQui Construction Development Co., Ltd.	780,393	518,484
*	Champion Building Materials Co., Ltd.	2,009,828	435,781
	Chang Hwa Commercial Bank, Ltd.	44,272,220	26,397,794
	Channel Well Technology Co., Ltd.	457,000	623,837
#	CHC Healthcare Group	801,000	1,041,241
#	Chen Full International Co., Ltd.	266,000	371,015
	Cheng Loong Corp.	6,338,659	7,531,080
# *	Cheng Mei Materials Technology Corp.	2,484,000	826,980
	Cheng Uei Precision Industry Co., Ltd.	3,120,635	4,415,895
	Chenming Electronic Technology Corp.	455,000	196,933
#	Chia Chang Co., Ltd.	824,000	1,105,927
	Chia Hsin Cement Corp.	3,537,191	1,930,158
	Chien Kuo Construction Co., Ltd.	1,224,797	501,353
#	Chilisin Electronics Corp.	1,650,000	6,098,610
*	China Airlines, Ltd.	23,565,353	7,216,439
	China Bills Finance Corp.	3,514,000	1,781,879
	China Chemical & Pharmaceutical Co., Ltd.	1,922,264	1,530,591
	China Development Financial Holding Corp.	66,453,734	19,501,480
	China Electric Manufacturing Corp.	1,599,432	606,798
	China General Plastics Corp.	1,364,367	1,043,736
#	China Glaze Co., Ltd.	873,799	347,193
	China Life Insurance Co., Ltd.	20,762,479	13,923,453
*	China Man-Made Fiber Corp.	11,297,899	3,302,792
	China Metal Products	2,512,969	2,926,000
# *	China Motor Corp.	1,758,099	2,732,149
	China Petrochemical Development Corp.	26,152,466	7,828,224
	China Steel Corp.	95,778,320	68,037,274
#	China Steel Structure Co., Ltd.	677,219	700,119

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	China Wire & Cable Co., Ltd.	695,600	$697,405
	Chinese Maritime Transport, Ltd.	665,270	570,501
	Chin-Poon Industrial Co., Ltd.	3,021,815	3,206,118
	Chipbond Technology Corp.	1,912,000	4,188,493
	ChipMOS Techinologies, Inc.	4,450,085	4,385,653
	ChipMOS Technologies, Inc., ADR	34,935	679,481
	Chun YU Works & Co., Ltd.	1,634,000	920,426
	Chun Yuan Steel Industry Co., Ltd.	3,397,287	1,278,050
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,519,250	4,246,183
# *	Chung Hung Steel Corp.	6,730,000	2,325,256
# *	Chung Hwa Pulp Corp.	3,004,353	968,025
	Chung Shing Textile Co., Ltd.	600	0
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	71,730
	Clevo Co.	1,257,000	1,271,629
#	CMC Magnetics Corp.	8,530,638	2,371,778
	CoAsia Electronics Corp.	305,792	126,210
#	Collins Co., Ltd.	943,224	447,863
	Compal Electronics, Inc.	32,795,332	21,366,107
#	Compeq Manufacturing Co., Ltd.	7,205,000	10,996,773
	Compucase Enterprise	14,000	23,693
	Concord Securities Co., Ltd.	2,085,489	614,276
#	Continental Holdings Corp.	3,010,540	2,565,726
#	Contrel Technology Co., Ltd.	1,010,000	469,788
	Coretronic Corp.	3,477,800	4,167,756
*	Coxon Precise Industrial Co., Ltd.	724,000	302,586
	Creative Sensor, Inc.	529,000	316,574
	CTBC Financial Holding Co., Ltd.	128,423,073	81,100,440
#	CviLux Corp.	101,000	103,439
	CyberTAN Technology, Inc.	799,000	391,540
#	DA CIN Construction Co., Ltd.	2,226,579	2,113,250
*	Danen Technology Corp.	242,931	186,143
	Darfon Electronics Corp.	240,000	332,306
# *	Darwin Precisions Corp.	2,836,635	1,097,539
#	Delpha Construction Co., Ltd.	434,015	234,532
	Depo Auto Parts Ind Co., Ltd.	501,000	826,427
	Der Pao Construction Co., Ltd.	2,158,544	0
#	Dimerco Express Corp.	156,000	361,100
*	D-Link Corp.	4,530,552	2,873,251
# *	Dynamic Electronics Co., Ltd.	2,483,724	1,606,019
	Dynapack International Technology Corp.	1,116,000	3,115,298
	E.Sun Financial Holding Co., Ltd.	77,915,310	66,244,829
#	Edimax Technology Co., Ltd.	1,429,902	673,098
	Edison Opto Corp.	795,000	321,514
#	Edom Technology Co., Ltd.	983,046	626,304
	Elite Semiconductor Microelectronics Technology, Inc.	1,277,000	1,875,370
*	Elitegroup Computer Systems Co., Ltd.	2,739,395	1,625,288
	ENG Electric Co., Ltd.	239,997	4,594
#	EnTie Commercial Bank Co., Ltd.	2,417,232	1,217,857
*	Epistar Corp.	2,102,869	2,469,866
	Eson Precision Ind. Co., Ltd.	794,000	931,966
	Eternal Materials Co., Ltd.	1,775,513	2,090,936
	Eva Airways Corp.	19,992,355	7,555,506
*	Everest Textile Co., Ltd.	2,855,125	990,312
	Evergreen International Storage & Transport Corp.	4,251,000	2,149,689
*	Evergreen Marine Corp. Taiwan, Ltd.	19,952,145	13,200,684
	Everlight Chemical Industrial Corp.	680,950	389,712
	Everlight Electronics Co., Ltd.	3,503,000	4,651,271
	Excellence Opto, Inc.	96,000	110,879
	Excelsior Medical Co., Ltd.	838,527	1,648,736

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	EZconn Corp.	194,250	$194,779
	Far Eastern Department Stores, Ltd.	8,947,445	7,389,766
	Far Eastern International Bank	24,066,641	8,713,050
	Far Eastern New Century Corp.	23,634,528	21,337,480
	Farglory F T Z Investment Holding Co., Ltd.	936,648	991,989
	Farglory Land Development Co., Ltd.	2,206,264	3,397,638
*	Federal Corp.	2,747,160	1,921,745
*	First Copper Technology Co., Ltd.	1,086,750	356,899
	First Financial Holding Co., Ltd.	71,961,241	50,493,024
	First Hotel	1,238,857	569,991
#	First Insurance Co., Ltd. (The)	1,954,064	881,620
#	First Steamship Co., Ltd.	4,562,042	1,401,989
*	FIT Holding Co., Ltd.	185,150	231,711
	FLEXium Interconnect, Inc.	200,000	816,568
	FocalTech Systems Co., Ltd.	538,384	964,984
	Forest Water Environment Engineering Co., Ltd.	20,000	29,866
	Formosa Advanced Technologies Co., Ltd.	1,382,000	1,691,476
	Formosa Chemicals & Fibre Corp.	659,000	1,587,201
# *	Formosa Laboratories, Inc.	825,478	1,390,061
#	Formosa Taffeta Co., Ltd.	3,835,511	4,200,079
	Formosan Rubber Group, Inc.	1,893,957	1,332,091
	Formosan Union Chemical	2,639,843	1,297,564
#	Founding Construction & Development Co., Ltd.	1,567,418	869,145
	Foxconn Technology Co., Ltd.	4,412,142	7,737,939
#	Froch Enterprise Co., Ltd.	1,418,734	508,801
#	FSP Technology, Inc.	1,029,292	1,199,533
	Fubon Financial Holding Co., Ltd.	44,449,471	63,320,705
	Fullerton Technology Co., Ltd.	718,200	432,398
# *	Fulltech Fiber Glass Corp.	2,870,216	1,007,119
#	Fwusow Industry Co., Ltd.	1,258,043	831,850
#	G Shank Enterprise Co., Ltd.	1,186,902	770,240
	Gemtek Technology Corp.	2,641,962	2,567,391
	General Interface Solution Holding, Ltd.	769,000	3,057,915
	Getac Technology Corp.	692,065	1,139,388
#	Giantplus Technology Co., Ltd.	2,274,100	820,207
	Gigabyte Technology Co., Ltd.	332,287	836,104
*	Gigastorage Corp.	2,151,479	1,945,552
	Global Brands Manufacture, Ltd.	2,271,951	1,722,988
	Globe Union Industrial Corp.	1,600,625	858,868
#	Gloria Material Technology Corp.	4,205,116	2,268,673
# *	Gold Circuit Electronics, Ltd.	4,617,965	7,107,462
	Goldsun Building Materials Co., Ltd.	7,010,171	6,433,383
	Good Will Instrument Co., Ltd.	172,746	135,992
#	Grand Fortune Securities Co., Ltd.	625,000	178,733
#	Grand Ocean Retail Group, Ltd.	709,000	511,500
*	Grand Pacific Petrochemical	6,840,000	5,449,535
	Great China Metal Industry	967,000	728,978
	Great Wall Enterprise Co., Ltd.	4,753,169	7,480,758
*	Green Energy Technology, Inc.	1,424,880	2,989
	GTM Holdings Corp.	898,900	743,981
#	Hannstar Board Corp.	3,343,488	4,585,956
# *	HannStar Display Corp.	19,949,435	6,406,614
#	HannsTouch Solution, Inc.	3,723,001	1,297,096
	Hanpin Electron Co., Ltd.	286,000	286,530
*	Harvatek Corp.	1,172,553	548,026
#	Hey Song Corp.	2,574,500	2,927,951
#	Highwealth Construction Corp.	1,156,100	1,679,177
#	Hiroca Holdings, Ltd.	501,000	950,436
	Hitron Technology, Inc.	836,098	592,988

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Ho Tung Chemical Corp.	7,216,475	$2,665,672
# *	Hocheng Corp.	2,051,300	643,356
	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	14,508
	Hon Hai Precision Industry Co., Ltd.	53,136,192	144,112,269
	Hong Pu Real Estate Development Co., Ltd.	1,437,655	1,195,378
#	Hong TAI Electric Industrial	1,593,000	838,794
#	Hong YI Fiber Industry Co.	850,000	456,122
#	Horizon Securities Co., Ltd.	2,238,000	533,768
	Hsin Kuang Steel Co., Ltd.	1,051,124	1,156,992
#	Hsing TA Cement Co.	1,195,614	787,742
# *	HTC Corp.	4,904,000	4,930,017
	HUA ENG Wire & Cable Co., Ltd.	2,199,035	827,549
	Hua Nan Financial Holdings Co., Ltd.	50,894,692	30,622,705
	Huaku Development Co., Ltd.	793,000	2,404,388
	Huang Hsiang Construction Corp.	774,000	1,048,521
#	Hung Ching Development & Construction Co., Ltd.	1,154,468	743,336
	Hung Sheng Construction, Ltd.	3,930,336	2,351,959
	Huxen Corp.	241,281	405,365
	Hwacom Systems, Inc.	270,000	145,289
	IBF Financial Holdings Co., Ltd.	21,995,293	9,047,872
#	Ichia Technologies, Inc.	1,664,260	1,028,568
# *	I-Chiun Precision Industry Co., Ltd.	1,317,000	604,161
	IEI Integration Corp.	30,200	46,435
	Infortrend Technology, Inc.	1,013,000	427,364
#	Innolux Corp.	38,381,544	13,321,794
#	Inpaq Technology Co., Ltd.	280,250	425,542
	Integrated Service Technology, Inc.	115,570	207,956
	International CSRC Investment Holdings Co.	5,639,166	3,868,806
	Inventec Corp.	18,977,277	15,020,149
	ITE Technology, Inc.	1,160,479	2,799,824
#	Jarllytec Co., Ltd.	482,000	1,127,694
*	Jean Co., Ltd.	302,000	106,827
	Jess-Link Products Co., Ltd.	815,500	967,852
	Jih Sun Financial Holdings Co., Ltd.	11,695,430	4,300,404
	Jinli Group Holdings, Ltd.	889,532	255,217
# *	K Laser Technology, Inc.	1,038,601	556,489
	Kaulin Manufacturing Co., Ltd.	792,656	311,933
	KEE TAI Properties Co., Ltd.	1,804,000	608,834
	Kenmec Mechanical Engineering Co., Ltd.	645,000	827,097
	Kindom Development Co., Ltd.	2,451,000	2,987,031
	King Chou Marine Technology Co., Ltd.	243,100	264,299
#	King Yuan Electronics Co., Ltd.	9,561,805	10,037,043
	King’s Town Bank Co., Ltd.	6,762,012	9,165,963
# *	King’s Town Construction Co., Ltd.	426,380	565,000
# *	Kinko Optical Co., Ltd.	628,000	707,080
	Kinpo Electronics	10,134,375	3,734,760
#	Kinsus Interconnect Technology Corp.	2,381,000	5,766,671
# *	Kung Sing Engineering Corp.	3,508,614	1,517,152
	Kuo Toong International Co., Ltd.	1,303,808	985,103
# *	Kwong Fong Industries Corp.	604,649	247,129
	Kwong Lung Enterprise Co., Ltd.	153,000	213,769
#	KYE Systems Corp.	1,635,909	604,104
#	L&K Engineering Co., Ltd.	1,157,000	1,049,068
*	LAN FA Textile	1,417,713	405,598
	Leader Electronics, Inc.	347,056	103,073
# *	Lealea Enterprise Co., Ltd.	4,753,941	2,191,001
#	LEE CHI Enterprises Co., Ltd.	1,304,900	595,128
*	Lextar Electronics Corp.	2,384,000	1,507,462
*	Li Peng Enterprise Co., Ltd.	3,512,381	959,555

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lida Holdings, Ltd.	316,680	$408,318
	Lien Hwa Industrial Holdings Corp.	1,086,650	1,520,210
*	Lingsen Precision Industries, Ltd.	2,836,480	1,058,946
*	Lite-On Semiconductor Corp.	2,650,729	3,909,377
	Lite-On Technology Corp.	16,235,738	26,446,672
#	Long Bon International Co., Ltd.	1,162,880	553,486
#	Longchen Paper & Packaging Co., Ltd.	5,872,807	3,314,621
#	Lucky Cement Corp.	1,567,000	611,386
#	Macronix International	14,427,605	16,194,258
#	Materials Analysis Technology, Inc.	37,000	106,436
	Mayer Steel Pipe Corp.	973,456	550,041
#	Maywufa Co., Ltd.	182,070	109,891
	Mega Financial Holding Co., Ltd.	41,157,796	39,659,705
	Mercuries & Associates Holding, Ltd.	3,189,465	2,320,307
*	Mercuries Life Insurance Co., Ltd.	9,435,999	2,805,195
*	MIN AIK Technology Co., Ltd.	1,022,600	485,303
	Mitac Holdings Corp.	4,011,682	3,962,744
	MPI Corp.	378,000	1,170,175
#	Nan Ren Lake Leisure Amusement Co., Ltd.	1,045,000	344,484
#	Nan Ya Printed Circuit Board Corp.	929,000	3,758,658
#	Nanya Technology Corp.	9,248,000	18,740,538
	New Era Electronics Co., Ltd.	168,000	98,028
*	Nien Hsing Textile Co., Ltd.	868,061	487,948
#	Nishoku Technology, Inc.	264,000	943,989
	O-Bank Co., Ltd.	1,407,604	315,624
# *	OptoTech Corp.	2,537,828	2,000,605
	Orient Semiconductor Electronics, Ltd.	1,705,670	660,689
*	Pacific Construction Co.	2,140,452	708,317
#	Pan Jit International, Inc.	1,211,100	1,528,940
	Pan-International Industrial Corp.	3,479,444	2,089,668
	Pegatron Corp.	15,934,998	34,340,358
# *	Phihong Technology Co., Ltd.	2,314,882	948,435
	Plastron Precision Co., Ltd.	38,156	18,185
#	Plotech Co., Ltd.	640,000	584,945
	Pou Chen Corp.	16,265,550	14,372,016
	President Securities Corp.	7,089,330	3,649,794
#	Prince Housing & Development Corp.	7,463,018	2,754,328
	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co., Ltd.	123,000	152,921
	Qisda Corp.	13,501,171	8,845,083
#	Qualipoly Chemical Corp.	290,593	283,130
*	Quintain Steel Co., Ltd.	1,488,473	430,150
	Radiant Opto-Electronics Corp.	845,000	3,329,313
	Radium Life Tech Co., Ltd.	7,521,226	2,778,357
	Rich Development Co., Ltd.	4,275,054	1,474,917
*	Ritek Corp.	6,209,449	2,262,406
# *	Rotam Global Agrosciences, Ltd.	300,693	117,861
	Ruentex Development Co., Ltd.	4,984,980	6,893,404
#	Ruentex Industries, Ltd.	2,312,600	5,357,028
	Sampo Corp.	2,480,340	2,005,246
	San Fang Chemical Industry Co., Ltd.	23,000	16,666
*	San Far Property, Ltd.	1,656,876	1,150,979
	Sanyang Motor Co., Ltd.	2,660,624	2,097,925
	Sesoda Corp.	1,494,385	1,150,128
	Shan-Loong Transportation Co., Ltd.	563,000	590,301
	Sharehope Medicine Co., Ltd.	118,339	148,243
	Sheng Yu Steel Co., Ltd.	809,000	518,476
#	ShenMao Technology, Inc.	582,000	492,107
	Shih Her Technologies, Inc.	341,000	601,980

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Shih Wei Navigation Co., Ltd.	1,905,577	$463,099
	Shihlin Electric & Engineering Corp.	3,666,000	6,323,007
#	Shin Kong Financial Holding Co., Ltd.	65,564,023	18,262,478
	Shin Zu Shing Co., Ltd.	1,358,842	6,757,023
*	Shining Building Business Co., Ltd.	1,300,368	462,259
#	Shinkong Insurance Co., Ltd.	1,830,412	2,304,606
	Shinkong Synthetic Fibers Corp.	9,377,754	3,801,437
*	Shuttle, Inc.	2,516,015	777,816
	Sigurd Microelectronics Corp.	3,419,231	4,518,415
#	Silicon Integrated Systems Corp.	4,457,043	1,752,354
*	Silitech Technology Corp.	49,878	47,815
	Sincere Navigation Corp.	2,822,242	1,407,571
	Sinher Technology, Inc.	273,000	434,002
	Sinon Corp.	3,357,877	2,290,436
	SinoPac Financial Holdings Co., Ltd.	68,817,595	25,762,444
	Sirtec International Co., Ltd.	627,200	572,901
#	Siward Crystal Technology Co., Ltd.	1,398,875	1,011,192
#	Solar Applied Materials Technology Co.	1,697,919	2,546,509
#	Solomon Technology Corp.	488,000	310,842
	Solteam, Inc.	39,390	52,342
	Southeast Cement Co., Ltd.	1,588,700	945,168
#	Spirox Corp.	421,563	488,109
	Sunplus Technology Co., Ltd.	3,846,620	1,900,107
#	Sunrex Technology Corp.	826,108	1,851,300
#	Sunspring Metal Corp.	662,000	551,577
	Supreme Electronics Co., Ltd.	2,964,441	3,145,675
	Sweeten Real Estate Development Co., Ltd.	1,308,114	979,304
	Synnex Technology International Corp.	7,385,550	10,976,342
#	T3EX Global Holdings Corp.	328,499	441,279
#	Ta Ya Electric Wire & Cable	4,083,262	2,874,068
	Tah Hsin Industrial Corp.	590,730	1,398,242
	TA-I Technology Co., Ltd.	133,500	315,930
# *	Tai Tung Communication Co., Ltd.	451,000	242,887
	Taichung Commercial Bank Co., Ltd.	25,499,945	9,678,046
	Taiflex Scientific Co., Ltd.	1,607,960	2,820,472
#	Tainan Enterprises Co., Ltd.	705,183	434,172
#	Tainan Spinning Co., Ltd.	9,013,485	3,880,338
#	Tai-Saw Technology Co., Ltd.	158,000	119,305
	Taishin Financial Holding Co., Ltd.	72,265,807	31,868,217
#	Taita Chemical Co., Ltd.	1,517,788	1,726,951
	Taiwan Business Bank	31,318,972	10,302,927
	Taiwan Cement Corp.	57,812,948	82,046,639
# *	Taiwan Chinsan Electronic Industrial Co., Ltd.	329,600	414,523
	Taiwan Cooperative Financial Holding Co., Ltd.	48,523,182	32,594,597
	Taiwan Fertilizer Co., Ltd.	3,897,000	6,982,744
	Taiwan Fire & Marine Insurance Co., Ltd.	1,545,000	1,067,009
	Taiwan FU Hsing Industrial Co., Ltd.	648,000	962,081
*	Taiwan Glass Industry Corp.	8,993,982	3,947,842
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	2,693,876
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,565,000	1,295,273
	Taiwan Kolin Co., Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	5,258,322	1,352,743
	Taiwan Navigation Co., Ltd.	1,533,000	895,982
	Taiwan PCB Techvest Co., Ltd.	2,187,946	3,118,278
	Taiwan Shin Kong Security Co., Ltd.	39,390	50,238
	Taiwan Surface Mounting Technology Corp.	1,975,991	6,509,014
*	Taiwan TEA Corp.	4,434,092	2,552,532
	Taiyen Biotech Co., Ltd.	780,217	892,606
# *	Tatung Co., Ltd.	3,510,000	2,593,371

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Te Chang Construction Co., Ltd.	16,260	$16,679
	Teco Electric and Machinery Co., Ltd.	10,890,725	11,390,182
	Tera Autotech Corp.	24,863	20,445
	Test-Rite International Co., Ltd.	1,269,266	1,116,179
	Thye Ming Industrial Co., Ltd.	26,000	25,076
*	Ton Yi Industrial Corp.	3,768,600	1,309,066
	Tong Yang Industry Co., Ltd.	2,384,000	3,145,397
	Tong-Tai Machine & Tool Co., Ltd.	1,467,447	723,999
	Topco Technologies Corp.	6,000	13,252
#	Topoint Technology Co., Ltd.	1,123,459	851,447
*	TPK Holding Co., Ltd.	2,994,000	5,283,872
	Tripod Technology Corp.	2,604,000	10,355,265
	Tsann Kuen Enterprise Co., Ltd.	215,000	136,212
	TSRC Corp.	113,000	80,110
	Tung Ho Steel Enterprise Corp.	6,345,274	6,709,410
	TXC Corp.	1,802,000	4,860,108
	TYC Brother Industrial Co., Ltd.	1,601,723	1,161,196
*	Tycoons Group Enterprise	3,184,337	577,430
	Tyntek Corp.	2,234,097	1,369,313
	UDE Corp.	353,000	350,459
	U-Ming Marine Transport Corp.	2,911,000	2,954,262
#	Unimicron Technology Corp.	8,748,363	20,903,441
#	Union Bank Of Taiwan	13,772,666	4,841,968
	Unitech Computer Co., Ltd.	798,739	687,682
#	Unitech Printed Circuit Board Corp.	4,662,466	3,438,127
#	United Microelectronics Corp.	78,777,681	84,666,360
*	United Renewable Energy Co., Ltd.	7,276,072	3,860,598
*	Unity Opto Technology Co., Ltd.	2,993,000	161,665
	Univacco Technology, Inc.	46,000	37,107
#	Universal Cement Corp.	3,096,583	2,161,194
# *	Unizyx Holding Corp.	1,586,000	1,251,800
	UPC Technology Corp.	6,433,598	2,926,651
	USI Corp.	5,955,827	3,678,898
# *	Usun Technology Co., Ltd.	128,100	224,411
#	Ve Wong Corp.	1,105,806	1,367,048
*	Victory New Materials, Ltd. Co.	1,115,687	482,251
	Wah Hong Industrial Corp.	531,516	581,604
	Wah Lee Industrial Corp.	1,404,000	3,132,658
	Walsin Lihwa Corp.	16,702,412	10,378,835
# *	Walton Advanced Engineering, Inc.	2,155,853	808,186
	Wan Hai Lines, Ltd.	4,582,000	4,202,728
	Wei Mon Industry Co., Ltd.	3,885,691	0
	Weikeng Industrial Co., Ltd.	2,642,490	1,688,960
#	Well Shin Technology Co., Ltd.	644,080	1,021,974
# *	Wha Yu Industrial Co., Ltd.	238,000	129,509
#	Winbond Electronics Corp.	23,422,572	13,912,478
	Winstek Semiconductor Co., Ltd.	247,000	201,707
*	Wintek Corp.	20,783,484	249,299
#	Wisdom Marine Lines Co., Ltd.	3,023,364	2,242,889
	Wistron Corp.	23,046,343	23,040,382
	WPG Holdings, Ltd.	10,420,284	14,153,240
	WT Microelectronics Co., Ltd.	3,124,751	4,023,420
	WUS Printed Circuit Co., Ltd.	1,276,668	1,301,239
*	Yang Ming Marine Transport Corp.	9,295,759	3,741,833
	YC INOX Co., Ltd.	2,852,833	2,285,873
	YCC Parts Manufacturing Co., Ltd.	10,000	14,977
# *	Yea Shin International Development Co., Ltd.	1,229,825	660,423
#	Yem Chio Co., Ltd.	3,306,371	1,689,072
#	Yeong Guan Energy Technology Group Co., Ltd.	680,820	2,184,080

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	YFC-Boneagle Electric Co., Ltd.	34,000	$29,807
#	YFY, Inc.	9,836,847	6,682,852
#	Yi Jinn Industrial Co., Ltd.	1,524,142	741,249
*	Yieh Phui Enterprise Co., Ltd.	8,594,265	3,055,017
	Young Fast Optoelectronics Co., Ltd.	670,000	483,035
#	Youngtek Electronics Corp.	974,047	1,789,927
	Yuanta Financial Holding Co., Ltd.	80,471,994	50,031,701
*	Yulon Motor Co., Ltd.	4,684,650	5,840,633
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	208,687	506,467
	Zenitron Corp.	1,291,000	953,796
#	Zero One Technology Co., Ltd.	604,000	768,866
#	Zhen Ding Technology Holding, Ltd.	3,635,000	15,405,689
# *	Zig Sheng Industrial Co., Ltd.	2,976,352	836,564
*	Zinwell Corp.	701,000	445,962
#	ZongTai Real Estate Development Co., Ltd.	1,327,159	1,793,367

TOTAL TAIWAN			2,174,760,849

THAILAND — (2.0%)
*	AAPICO Hitech PCL	226,500	87,206
*	AAPICO Hitech PCL	816,861	314,505
	Amata Corp. PCL	1,549,400	581,631
	Ananda Development PCL	5,845,600	266,327
	AP Thailand PCL	18,858,230	3,781,629
*	Asia Aviation PCL	4,545,600	208,557
*	Asia Aviation PCL	405,600	18,609
	Asia Plus Group Holdings PCL	6,868,900	365,842
	Bangchak Corp. PCL	6,810,700	3,168,530
	Bangkok Airways PCL	4,493,000	717,900
	Bangkok Bank PCL	2,241,353	6,957,597
	Bangkok Insurance PCL	215,128	1,863,626
	Bangkok Land PCL	86,510,096	2,692,381
*	Bangkok Life Assurance PCL	1,180,900	678,210
*	Bangkok Ranch PCL	3,615,300	196,033
	Banpu PCL	32,925,150	6,919,379
*	Better World Green PCL	4,257,100	58,733
	Cal-Comp Electronics Thailand PCL, Class F	19,136,214	1,412,153
	Charoen Pokphand Foods PCL	20,818,700	16,866,036
	Charoong Thai Wire & Cable PCL, Class F	538,100	94,956
	GFPT PCL	4,052,100	1,482,119
	Global Green Chemicals PCL, Class F	340,900	79,298
	Hana Microelectronics PCL	106,300	153,477
*	ICC International PCL	2,325,900	2,052,210
	Indorama Ventures PCL	3,657,400	2,593,360
	IRPC PCL	49,903,500	3,234,301
*	Italian-Thai Development PCL	23,717,900	677,274
	Kasikornbank PCL	7,912,701	19,358,096
	KGI Securities Thailand PCL	3,157,500	281,635
	Khon Kaen Sugar Industry PCL	10,656,207	779,535
	Kiatnakin Phatra Bank PCL	1,796,900	2,277,294
	Krung Thai Bank PCL	14,561,500	4,041,292
	Lalin Property PCL	204,200	37,345
	LH Financial Group PCL	17,324,546	494,709
	LPN Development PCL	10,329,802	1,259,429
*	MCOT PCL	254,200	23,000
	Millcon Steel PCL	5,155,313	112,476
*	Minor International PCL	1,029,726	551,742
*	Nawarat Patanakarn PCL	516,500	8,617
	Origin Property PCL, Class F	568,500	120,385
	Polyplex Thailand PCL	2,234,725	1,727,982

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Power Solution Technologies PCL, Class F	1,808,740	$88,790
*	Precious Shipping PCL	6,384,050	995,475
	Property Perfect PCL	42,170,700	446,501
	Pruksa Holding PCL	5,239,400	1,647,425
	PTT Exploration & Production PCL	9,568,800	24,177,204
	PTT Global Chemical PCL	8,285,741	10,633,822
	PTT PCL	66,812,900	66,453,835
	Quality Houses PCL	22,274,497	1,486,515
*	Regional Container Lines PCL	3,147,400	651,343
	Rojana Industrial Park PCL	6,947,373	855,953
	Saha Pathana Inter-Holding PCL	2,414,200	4,647,533
	Saha Pathanapibul PCL	1,206,833	2,555,578
*	Sahakol Equipment PCL	1,782,300	85,777
	Saha-Union PCL	1,983,200	2,147,525
	Sahaviriya Steel Industries PCL	0	0
	Samart Telcoms PCL	113,900	17,761
	Sansiri PCL	47,327,466	880,723
	SC Asset Corp. PCL	12,451,753	918,875
	Sena Development PCL	1,331,366	114,480
	Siam City Cement PCL	4,600	17,489
	Siam Commercial Bank PCL (The)	5,725,000	11,939,520
	Siam Future Development PCL	7,069,295	966,237
	Singha Estate PCL	547,000	19,481
	Somboon Advance Technology PCL	2,285,600	975,326
	SPCG PCL	104,900	66,640
*	Srithai Superware PCL	11,102,100	217,287
	Star Petroleum Refining PCL	12,491,500	2,124,166
	STP & I PCL	5,380,400	548,959
	Supalai PCL	10,524,500	5,301,505
	Super Energy Corp. PCL	114,997,600	3,062,421
	Susco PCL	126,100	10,519
	Syntec Construction PCL	5,229,800	214,780
*	Tata Steel Thailand PCL	31,883,000	378,494
*	Thai Airways International PCL	5,543,111	512,205
	Thai Oil PCL	5,015,100	5,511,099
	Thai Rayon PCL	58,700	40,869
	Thai Stanley Electric PCL	41,000	190,086
	Thai Stanley Electric PCL, Class F	177,900	824,787
*	Thai Wacoal PCL	81,200	118,214
	Thaicom PCL	4,310,300	760,621
	Thanachart Capital PCL	1,469,100	1,296,230
	Thitikorn PCL	1,486,800	331,540
	Thoresen Thai Agencies PCL	6,833,078	605,095
	TMB Bank PCL	121,237,409	3,150,792
	TPI Polene PCL	44,653,540	1,977,120
	TPI Polene Power PCL	1,187,900	160,076
	True Corp. PCL	83,001,500	7,243,574
	Unique Engineering & Construction PCL	413,600	53,877
	Univentures PCL	5,389,300	390,786
	Vinythai PCL	1,864,017	1,441,335
	Workpoint Entertainment PCL	303,200	95,822

TOTAL THAILAND			257,947,483

TURKEY — (0.5%)
# *	Akbank T.A.S.	16,076,385	9,120,317
*	Albaraka Turk Katilim Bankasi A.S.	5,399,679	1,048,038
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	2,177,048
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	287,391	667,708
*	Bera Holding A.S.	1,083,355	1,163,811

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
TURKEY — (Continued)
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	321,463	$524,217
# *	Cimsa Cimento Sanayi VE Ticaret A.S.	487,312	724,782
#	Dogan Sirketler Grubu Holding A.S.	1,950,090	565,870
	Enka Insaat ve Sanayi A.S.	4,211,765	3,637,517
	GSD Holding A.S.	262,411	65,870
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	772,428	482,148
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	882,814	962,758
# *	Turk Hava Yollari AO	5,078,810	5,464,660
# *	Turkiye Garanti Bankasi A.S.	17,800,101	14,053,377
# *	Turkiye Halk Bankasi A.S.	3,642,964	2,044,670
# *	Turkiye Is Bankasi A.S., Class C	9,560,380	5,843,050
# *	Turkiye Sinai Kalkinma Bankasi A.S.	13,736,510	4,180,764
#	Turkiye Sise ve Cam Fabrikalari A.S.	7,809,565	5,697,811
# *	Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	2,864,357
# *	Yapi ve Kredi Bankasi A.S.	15,989,164	4,105,360

TOTAL TURKEY			65,394,133

UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	2,612,682	4,135,995
	Air Arabia PJSC	507,121	150,784
	Aldar Properties PJSC	6,557,778	4,842,395
	Amanat Holdings PJSC	333,704	69,922
	Dana Gas PJSC	1,667,532	306,663
*	Deyaar Development PJSC	5,265,307	386,306
	Dubai Investments PJSC	480,234	147,425
*	Emaar Development PJSC	1,430,294	879,243
*	Emaar Malls PJSC	3,095,858	1,234,564
*	Emaar Properties PJSC	2,846,528	2,039,844
	Emirates NBD Bank PJSC	37,434	95,948
*	Eshraq Investments PJSC	1,058,915	86,730
*	Manazel Real Estate PJSC	560,632	47,609
	National Central Cooling Co. PJSC	120,382	80,799
	RAK Properties PJSC	556,314	58,210

TOTAL UNITED ARAB EMIRATES			14,562,437

UNITED STATES — (0.0%)
	Textainer Group Holdings, Ltd.	7,001	98,855

TOTAL COMMON STOCKS			12,658,651,129

PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Banco ABC Brasil SA	691,756	1,470,808
*	Banco ABC Brasil SA	10,906	23,150
	Banco Bradesco SA	973,901	3,421,752
	Banco do Estado do Rio Grande do Sul SA, Class B	1,718,645	3,594,270
	Cia Ferro Ligas da Bahia - FERBASA	364,538	1,154,995
*	Eucatex SA Industria e Comercio	262,828	338,959
	Gerdau SA	494,320	1,878,915
	Grazziotin SA	6,400	32,591
	Marcopolo SA	3,087,243	1,318,196
	Petroleo Brasileiro SA	13,455,005	44,412,690
	Schulz SA	118,480	245,717
	Unipar Carbocloro SA	227,048	1,196,982
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	318,971	605,928

TOTAL BRAZIL			59,694,953

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

		Shares	Value»
	COLOMBIA — (0.0%)
	Avianca Holdings SA	478,208	$19,584
	Grupo Argos SA	374,078	831,209
	Grupo de Inversiones Suramericana SA	939,013	4,054,131

TOTAL COLOMBIA			4,904,924

TOTAL PREFERRED STOCKS			64,599,877

	RIGHTS/WARRANTS — (0.0%)
	CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	65,061	0

	HONG KONG — (0.0%)
*	Jiayuan International Group, Ltd. Rights 11/30/20	46,485	0

	INDIA — (0.0%)
	Arvind Fashions, Ltd. Rights 04/17/20	0	0

	MALAYSIA — (0.0%)
# *	JAKS Resources Bhd Rights 11/12/20	6,146,080	384,592
*	Vizione Holdings Bhd Warrants 8/24/23	663,428	20,757

TOTAL MALAYSIA			405,349

	SOUTH KOREA — (0.0%)
*	Doosan Fuel Cell Co., Ltd. Rights 12/8/20	36,505	254,155
	TAIWAN — (0.0%)
*	Supreme Electronics Co., Ltd. Rights 10/28/20	293,706	0
*	Tai Tung Communication Co., Ltd. Rights 11/9/20	57,535	2,313

TOTAL TAIWAN			2,313

TOTAL RIGHTS/WARRANTS			661,817

	TOTAL INVESTMENT SECURITIES (Cost $13,107,440,251)		12,723,912,823

			Value†
	SECURITIES LENDING COLLATERAL — (1.8%)
@ §	The DFA Short Term Investment Fund	19,810,381	229,225,917

	TOTAL INVESTMENTS — (100.0%) (Cost $13,336,594,488)		$12,953,138,740

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

»	Securities that have generally been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

As of October 31, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/18/20	$35,377,256	$35,811,750	$434,494
S&P 500® Emini Index	341	12/18/20	56,486,741	55,663,135	(823,606)

Total Futures Contracts			$91,863,997	$91,474,885	$(389,112)

Summary of the Fund’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$486,798,051	—	—	$486,798,051
Chile	22,773,370	$82,485,630	—	105,259,000
China	441,920,900	3,969,433,597	—	4,411,354,497
Colombia	13,754,828	—	—	13,754,828
Czech Republic	—	21,954,944	—	21,954,944
Greece	42,454	19,287,629	—	19,330,083
Hong Kong	6,516,246	4,530,938	—	11,047,184
Hungary	—	22,221,112	—	22,221,112
India	74,865,280	1,380,461,424	—	1,455,326,704
Indonesia	923,002	221,575,296	—	222,498,298
Malaysia	—	263,749,256	—	263,749,256
Mexico	338,525,983	—	—	338,525,983
Philippines	—	137,610,706	—	137,610,706
Poland	—	83,612,237	—	83,612,237
Qatar	—	18,397,840	—	18,397,840
Russia	16,978,168	136,576,056	—	153,554,224
Saudi Arabia	—	181,979,535	—	181,979,535
South Africa	96,169,700	375,980,458	—	472,150,158
South Korea	210,985,568	1,515,777,164	—	1,726,762,732
Taiwan	16,381,437	2,158,379,412	—	2,174,760,849
Thailand	257,947,483	—	—	257,947,483
Turkey	—	65,394,133	—	65,394,133
United Arab Emirates	—	14,562,437	—	14,562,437
United States	—	98,855	—	98,855
Preferred Stocks
Brazil	59,694,953	—	—	59,694,953
Colombia	4,904,924	—	—	4,904,924
Rights/Warrants
Malaysia	—	405,349	—	405,349
South Korea	—	254,155	—	254,155
Taiwan	—	2,313	—	2,313
Securities Lending Collateral	—	229,225,917	—	229,225,917
Futures Contracts**	(389,112)	—	—	(389,112)

TOTAL	$2,048,793,235	$10,903,956,393	—	$12,952,749,628

**	Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. SUSTAINABILITY TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2020

		Shares	Value†
COMMON STOCKS — (98.8%)
COMMUNICATION SERVICES — (2.9%)
# *	AMC Networks, Inc., Class A	4,050	$86,062
	ATN International, Inc.	1,950	87,165
# *	Boston Omaha Corp., Class A	2,459	39,295
*	Cars.com, Inc.	5,522	40,808
#	Cinemark Holdings, Inc.	6,195	50,737
*	comScore, Inc.	7,603	15,168
*	Consolidated Communications Holdings, Inc.	5,653	26,399
	EW Scripps Co. (The), Class A	5,781	52,491
*	GCI Liberty, Inc., Class A	1,394	113,235
*	Gray Television, Inc.	9,102	115,413
*	IMAX Corp.	4,414	50,893
	Interpublic Group of Cos., Inc. (The)	13,362	241,719
*	Iridium Communications, Inc.	7,718	203,832
	John Wiley & Sons, Inc., Class A	3,030	93,809
*	Liberty Latin America, Ltd., Class A	3,446	33,771
*	Liberty Latin America, Ltd., Class C	5,115	49,718
*	Liberty Media Corp.-Liberty Braves, Class A	1,232	25,502
*	Liberty Media Corp.-Liberty Braves, Class C	2,255	46,160
# *	Lions Gate Entertainment Corp., Class A	7,500	50,250
*	Lions Gate Entertainment Corp., Class B	12,410	77,811
*	Madison Square Garden Entertainment Corp.	169	10,985
#	Marcus Corp. (The)	1,400	10,262
	Meredith Corp.	2,500	27,500
	Nexstar Media Group, Inc., Class A	4,717	388,681
*	ORBCOMM, Inc.	7,900	33,970
*	QuinStreet, Inc.	1,700	27,208
	Scholastic Corp.	2,967	58,628
	TEGNA, Inc.	3,753	45,149
	Telephone and Data Systems, Inc.	9,752	165,784
	Tribune Publishing Co.	3,433	39,342
	TripAdvisor, Inc.	4,508	86,148
*	TrueCar, Inc.	3,577	15,596
*	United States Cellular Corp.	3,314	96,504
*	Yelp, Inc.	7,097	139,598

TOTAL COMMUNICATION SERVICES			2,645,593

CONSUMER DISCRETIONARY — (14.5%)
	Aaron’s Holdings Co., Inc.	1,166	60,935
	Abercrombie & Fitch Co., Class A	6,492	92,316
*	Adient P.L.C.	4,829	102,471
*	Adtalem Global Education, Inc.	8,400	196,896
*	American Axle & Manufacturing Holdings, Inc.	7,971	53,565
#	American Eagle Outfitters, Inc.	19,403	266,015
*	American Public Education, Inc.	2,400	67,848
	Aramark	10,191	282,698
*	Asbury Automotive Group, Inc.	233	23,994
*	AutoNation, Inc.	10,731	608,770
	Bassett Furniture Industries, Inc.	1,300	19,188
	Big Lots, Inc.	1,578	75,113
	BJ’s Restaurants, Inc.	1,041	29,367
	Bluegreen Vacations Holding Corp.	1,472	11,997
*	Boot Barn Holdings, Inc.	1,969	63,047

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BorgWarner, Inc.	16,108	$563,458
	Buckle, Inc. (The)	3,127	74,923
	Caleres, Inc.	4,400	33,792
	Callaway Golf Co.	8,633	133,725
*	Capri Holdings, Ltd.	7,796	165,431
	Carriage Services, Inc.	700	18,067
*	Carrols Restaurant Group, Inc.	5,394	31,555
*	Cavco Industries, Inc.	263	45,273
*	Century Communities, Inc.	3,333	129,454
*	Chuy’s Holdings, Inc.	1,645	34,529
*	Conn’s, Inc.	3,300	30,921
*	Container Store Group, Inc. (The)	2,892	27,532
	Cooper Tire & Rubber Co.	4,500	154,755
*	Cooper-Standard Holdings, Inc.	1,400	21,966
	Culp, Inc.	1,700	21,097
	Dana, Inc.	14,534	203,331
	Designer Brands, Inc., Class A	7,500	32,475
	Dick’s Sporting Goods, Inc.	6,731	381,311
*	El Pollo Loco Holdings, Inc.	3,254	45,946
	Escalade, Inc.	1,340	24,937
	Ethan Allen Interiors, Inc.	2,297	36,867
	Extended Stay America, Inc.	14,958	169,773
*	Fiesta Restaurant Group, Inc.	3,600	31,104
	Flexsteel Industries, Inc.	800	22,360
	Foot Locker, Inc.	5,086	187,572
*	Fossil Group, Inc.	5,300	30,263
*	Genesco, Inc.	1,400	24,808
*	Gentherm, Inc.	818	37,865
*	G-III Apparel Group, Ltd.	4,777	64,394
	Goodyear Tire & Rubber Co. (The)	21,560	178,517
	Graham Holdings Co., Class B	206	78,350
*	Grand Canyon Education, Inc.	2,181	170,925
	Group 1 Automotive, Inc.	1,170	124,114
	Guess?, Inc.	631	7,433
	Harley-Davidson, Inc.	11,249	369,867
	Haverty Furniture Cos., Inc.	1,700	42,534
*	Hibbett Sports, Inc.	1,300	49,153
	Hooker Furniture Corp.	1,500	41,250
*	Houghton Mifflin Harcourt Co.	4,700	12,267
# *	Hudson, Ltd., Class A	1,985	15,165
#	International Game Technology P.L.C.	3,948	32,413
	Johnson Outdoors, Inc., Class A	400	34,932
*	K12, Inc.	3,457	82,519
	KB Home	7,629	246,035
	Kohl’s Corp.	11,586	246,666
*	Lands’ End, Inc.	2,685	43,094
*	Laureate Education, Inc., Class A	9,909	128,817
	La-Z-Boy, Inc.	3,867	132,367
	Lear Corp.	5,823	703,477
	Lifetime Brands, Inc.	1,100	11,055
	Lithia Motors, Inc., Class A	800	183,656
*	MarineMax, Inc.	2,167	64,967
	Marriott Vacations Worldwide Corp.	2,900	280,140
	MDC Holdings, Inc.	5,328	231,875
*	Modine Manufacturing Co.	5,200	33,280
*	Mohawk Industries, Inc.	5,320	548,971
*	Monarch Casino & Resort, Inc.	691	29,982

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Monro, Inc.	2,182	$91,775
*	Motorcar Parts of America, Inc.	1,943	28,620
	Movado Group, Inc.	1,400	15,274
	Newell Brands, Inc.	20,842	368,070
	ODP Corp. (The)	4,708	91,806
	OneSpaWorld Holdings Ltd.	5,495	34,124
	Oxford Industries, Inc.	1,027	42,282
	Penske Automotive Group, Inc.	5,886	301,128
*	Perdoceo Education Corp.	4,517	50,997
*	Playa Hotels & Resorts NV	12,018	46,510
	PVH Corp.	4,666	271,981
	Qurate Retail, Inc., Class A	32,259	218,393
	Ralph Lauren Corp.	2,978	199,079
	RCI Hospitality Holdings, Inc.	600	12,840
*	Red Robin Gourmet Burgers, Inc.	962	11,582
	Shoe Carnival, Inc.	1,600	49,568
	Signet Jewelers, Ltd.	4,793	106,788
*	Skechers U.S.A., Inc., Class A	8,454	268,076
	Sonic Automotive, Inc., Class A	1,832	66,062
	Standard Motor Products, Inc.	1,884	86,287
	Steven Madden, Ltd.	5,300	127,253
*	Stoneridge, Inc.	2,503	57,144
	Superior Group of Cos, Inc.	1,430	30,917
*	Taylor Morrison Home Corp.	9,500	205,200
	Thor Industries, Inc.	4,041	341,788
	Tilly’s, Inc., Class A	3,675	22,565
	Toll Brothers, Inc.	7,647	323,315
*	TravelCenters of America, Inc.	1,668	39,698
*	TRI Pointe Group, Inc.	12,800	210,304
*	Unifi, Inc.	900	13,491
*	Universal Electronics, Inc.	1,176	43,583
*	Universal Technical Institute, Inc.	3,020	13,862
*	Urban Outfitters, Inc.	8,137	181,781
*	Vera Bradley, Inc.	1,500	9,510
*	VOXX International Corp.	1,513	17,142
	Winnebago Industries, Inc.	1,875	88,031
	Wolverine World Wide, Inc.	4,105	109,480
*	Zumiez, Inc.	2,300	64,400

TOTAL CONSUMER DISCRETIONARY			13,118,231

CONSUMER STAPLES — (3.7%)
	Andersons, Inc. (The)	4,815	104,437
*	Central Garden & Pet Co.	956	37,246
*	Central Garden & Pet Co., Class A	3,818	135,119
*	Chefs’ Warehouse, Inc. (The)	900	12,168
	Coty, Inc., Class A	26,414	76,601
*	Darling Ingredients, Inc.	5,628	242,004
*	Edgewell Personal Care Co.	5,294	138,809
	Fresh Del Monte Produce, Inc.	3,132	67,432
*	Hostess Brands, Inc.	12,000	151,680
	Ingles Markets, Inc., Class A	658	23,596
	Inter Parfums, Inc.	1,010	41,471
	J&J Snack Foods Corp.	394	53,415
*	Landec Corp.	2,899	27,859
	MGP Ingredients, Inc.	900	37,818
	Molson Coors Beverage Co., Class B	11,361	400,589

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
	Natural Grocers by Vitamin Cottage, Inc.	2,117	$22,525
	Nu Skin Enterprises, Inc., Class A	1,298	64,056
	Oil-Dri Corp. of America	612	20,906
*	Performance Food Group Co.	8,708	292,676
*	Post Holdings, Inc.	6,198	532,408
	PriceSmart, Inc.	2,255	155,595
# *	Rite Aid Corp.	2,668	24,385
*	Simply Good Foods Co. (The)	5,645	106,126
	SpartanNash Co.	2,600	47,866
#	Tootsie Roll Industries, Inc.	2,343	70,009
*	TreeHouse Foods, Inc.	1,559	60,551
*	United Natural Foods, Inc.	5,328	77,629
*	US Foods Holding Corp.	7,741	161,787
	Village Super Market, Inc., Class A	1,020	23,103
	Weis Markets, Inc.	2,623	119,110

TOTAL CONSUMER STAPLES			3,328,976

ENERGY — (2.1%)
	Archrock, Inc.	23,412	138,833
*	ChampionX Corp.	15,811	138,030
*	Clean Energy Fuels Corp.	13,725	34,038
	CVR Energy, Inc.	1,928	21,227
	Delek US Holdings, Inc.	6,100	61,366
	DMC Global, Inc.	1,169	41,581
*	Dril-Quip, Inc.	2,476	64,128
	EnLink Midstream LLC	4,300	11,653
	Equitrans Midstream Corp.	23,092	167,648
*	Exterran Corp.	4,343	18,371
*	Frank’s International NV	7,982	13,969
*	Green Plains, Inc.	3,995	60,324
*	Helix Energy Solutions Group, Inc.	16,262	40,330
	Helmerich & Payne, Inc.	7,116	105,815
	HollyFrontier Corp.	10,701	198,076
	Liberty Oilfield Services, Inc., Class A	1,612	10,768
*	Matrix Service Co.	1,200	9,120
*	Oceaneering International, Inc.	11,072	45,174
*	Oil States International, Inc.	4,192	10,438
*	Overseas Shipholding Group, Inc., Class A	4,410	8,423
	Patterson-UTI Energy, Inc.	17,109	43,799
	PBF Energy, Inc., Class A	9,525	44,482
*	ProPetro Holding Corp.	5,306	20,959
*	Renewable Energy Group, Inc.	3,552	200,333
*	REX American Resources Corp.	617	44,850
# *	RPC, Inc.	13,434	31,973
*	Select Energy Services, Inc., Class A	7,600	22,952
	Solaris Oilfield Infrastructure, Inc., Class A	2,472	14,659
	TechnipFMC P.L.C.	29,391	162,532
*	Tidewater, Inc.	1,700	9,962
	US Silica Holdings, Inc.	6,760	18,387
	World Fuel Services Corp.	5,200	109,460

TOTAL ENERGY			1,923,660

FINANCIALS — (29.2%)
	1st Source Corp.	1,813	60,717
	Affiliated Managers Group, Inc.	3,040	229,125
	Alerus Financial Corp.	800	17,208

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Alleghany Corp.	1,145	$626,235
	Allegiance Bancshares, Inc.	1,918	54,279
	Ally Financial, Inc.	27,443	732,179
	Altabancorp	1,101	23,969
	American Equity Investment Life Holding Co.	13,424	333,184
	American National Bankshares, Inc.	983	22,412
	American National Group, Inc.	675	46,440
	Ameris Bancorp	8,574	251,218
	Argo Group International Holdings, Ltd.	800	28,544
	Arrow Financial Corp.	1,052	28,793
	Associated Banc-Corp.	21,145	289,475
*	Athene Holding, Ltd., Class A	16,537	530,507
*	Atlantic Capital Bancshares, Inc.	2,000	27,760
	Atlantic Union Bankshares Corp.	7,896	199,690
	Axis Capital Holdings, Ltd.	8,668	370,037
*	Axos Financial, Inc.	6,731	183,487
	Banc of California, Inc.	4,666	55,992
	BancFirst Corp.	1,764	78,410
*	Bancorp, Inc. (The)	7,802	74,899
	BancorpSouth Bank	11,144	260,881
	Bank of Marin Bancorp	977	29,447
	Bank of NT Butterfield & Son, Ltd. (The)	2,842	75,199
	Bank OZK	16,031	397,248
	BankUnited, Inc.	3,143	79,361
	Banner Corp.	3,441	126,870
	Bar Harbor Bankshares	1,590	32,468
	Berkshire Hills Bancorp, Inc.	2,200	28,666
	BOK Financial Corp.	7,065	414,998
	Boston Private Financial Holdings, Inc.	5,431	33,564
*	Bridgewater Bancshares, Inc.	1,192	13,243
	Brookline Bancorp, Inc.	6,598	63,209
	Bryn Mawr Bank Corp.	1,874	50,336
#	Business First Bancshares, Inc.	1,202	19,965
	Byline Bancorp, Inc.	2,819	37,042
	Cadence BanCorp	9,673	108,531
	Cambridge Bancorp	700	43,463
	Camden National Corp.	500	15,985
	Capital City Bank Group, Inc.	1,405	29,941
	Capitol Federal Financial, Inc.	13,300	152,684
	Cathay General Bancorp	4,950	116,473
	CBTX, Inc.	2,345	44,320
	Central Valley Community Bancorp	1,568	20,227
	CIT Group, Inc.	4,010	118,094
	City Holding Co.	342	20,667
	Civista Bancshares, Inc.	1,528	21,789
	CNA Financial Corp.	1,411	42,034
	CNB Financial Corp.	1,400	25,396
	Columbia Banking System, Inc.	6,550	186,085
	Comerica, Inc.	13,057	594,224
	Community Trust Bancorp, Inc.	1,321	42,034
	ConnectOne Bancorp, Inc.	3,730	57,554
*	CrossFirst Bankshares, Inc.	1,200	10,020
*	Customers Bancorp, Inc.	3,600	49,752
	CVB Financial Corp.	2,472	43,260
	Donegal Group, Inc., Class A	1,970	28,585
*	Donnelley Financial Solutions, Inc.	3,460	43,700
	Eagle Bancorp, Inc.	641	19,179

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	East West Bancorp, Inc.	1,938	$70,698
	Employers Holdings, Inc.	2,782	89,052
*	Encore Capital Group, Inc.	1,763	56,293
*	Enova International, Inc.	2,508	38,498
*	Enstar Group, Ltd.	1,174	201,775
	Enterprise Financial Services Corp.	2,190	63,751
*	Equity Bancshares, Inc., Class A	709	13,031
	Essent Group, Ltd.	8,170	325,574
	Everest Re Group, Ltd.	621	122,387
*	EZCORP, Inc., Class A	3,900	17,394
	Farmers National Banc Corp.	2,396	27,913
#	FB Financial Corp.	4,010	118,295
	FBL Financial Group, Inc., Class A	1,562	77,616
	Federal Agricultural Mortgage Corp., Class C	599	38,689
	Financial Institutions, Inc.	1,500	26,595
	First American Financial Corp.	9,123	406,795
	First Bancorp	2,400	57,816
	First BanCorp	13,801	89,568
	First Bancshares, Inc. (The)	816	19,453
	First Busey Corp.	4,979	89,572
	First Citizens BancShares, Inc., Class A	294	136,034
	First Commonwealth Financial Corp.	8,200	70,684
	First Community Bancshares, Inc.	1,920	36,442
	First Financial Bancorp	8,190	117,117
	First Financial Corp.	800	27,776
	First Foundation, Inc.	3,764	55,971
	First Hawaiian, Inc.	10,852	187,305
	First Horizon National Corp.	28,653	298,278
	First Interstate BancSystem, Inc., Class A	2,447	86,379
	First Merchants Corp.	4,500	117,495
	First Mid Bancshares, Inc.	1,080	29,981
	First Midwest Bancorp, Inc.	9,500	119,225
	First of Long Island Corp. (The)	1,616	24,935
	Flagstar Bancorp, Inc.	5,068	148,746
	Flushing Financial Corp.	1,509	19,300
	FNB Corp.	27,000	204,120
	Fulton Financial Corp.	13,524	148,629
	German American Bancorp, Inc.	2,236	67,460
	Global Indemnity Group LLC, Class A	1,156	28,334
	Globe Life, Inc.	1,658	134,447
	Great Southern Bancorp, Inc.	1,325	54,259
	Great Western Bancorp, Inc.	2,800	36,372
*	Greenlight Capital Re, Ltd., Class A	4,869	32,866
	Guaranty Bancshares, Inc.	800	23,120
	Hancock Whitney Corp.	2,520	57,632
	Hanmi Financial Corp.	2,100	18,879
*	HarborOne Bancrop, Inc.	6,991	65,715
	Heartland Financial USA, Inc.	3,079	101,422
	Heritage Commerce Corp.	5,610	40,672
	Heritage Financial Corp.	3,286	68,875
	Heritage Insurance Holdings, Inc.	3,378	31,888
	Home BancShares, Inc.	2,501	41,517
	HomeStreet, Inc.	700	21,749
	Hope Bancorp, Inc.	10,298	83,105
	Horace Mann Educators Corp.	3,483	118,109
	Horizon Bancorp, Inc.	4,112	50,989
	Independent Bank Corp.	2,779	159,209

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Group, Inc.	3,940	$203,225
	International Bancshares Corp.	5,791	160,295
	Invesco, Ltd.	35,162	460,974
	Investors Bancorp, Inc.	22,885	193,607
	Investors Title Co.	193	25,769
	Janus Henderson Group P.L.C.	5,923	143,929
	Kearny Financial Corp.	6,900	57,960
	Lakeland Bancorp, Inc.	4,740	52,756
*	LendingClub Corp.	3,700	17,279
	Lincoln National Corp.	4,427	155,388
	Live Oak Bancshares, Inc.	3,877	144,535
	Luther Burbank Corp.	4,158	39,210
	Macatawa Bank Corp.	2,792	20,074
	Mercantile Bank Corp.	1,524	33,315
	Merchants Bancorp	1,317	28,421
	Mercury General Corp.	2,842	115,698
	Meridian Bancorp, Inc.	4,922	61,279
*	Metropolitan Bank Holding Corp.	782	23,421
	MidWestOne Financial Group, Inc.	1,514	30,507
*	Mr Cooper Group, Inc.	8,415	177,388
	National Bank Holdings Corp., Class A	2,500	75,375
	National Western Life Group, Inc., Class A	257	43,595
	Navient Corp.	18,901	151,397
	NBT Bancorp, Inc.	3,620	99,116
	Nelnet, Inc., Class A	500	30,520
	New York Community Bancorp, Inc.	42,281	351,355
*	Nicolet Bankshares, Inc.	1,065	65,710
*	Northeast Bank	600	11,514
	Northfield Bancorp, Inc.	1,442	14,651
	Northwest Bancshares, Inc.	12,810	136,683
	OceanFirst Financial Corp.	5,544	82,994
*	Ocwen Financial Corp.	600	13,860
	OFG Bancorp	4,294	61,791
	Old National Bancorp	15,105	211,168
	Old Republic International Corp.	7,212	117,411
	Old Second Bancorp, Inc.	3,000	25,650
	OneMain Holdings, Inc.	11,496	401,095
	Origin Bancorp, Inc.	1,626	36,374
#	Owl Rock Capital Corp.	6,096	69,372
	Pacific Premier Bancorp, Inc.	7,889	201,169
	Park National Corp.	1,377	126,202
	PCSB Financial Corp.	1,860	25,054
	Peapack-Gladstone Financial Corp.	1,773	29,928
	Pennymac Financial Services, Inc.	6,708	340,901
	Peoples Bancorp, Inc.	1,000	22,600
	Peoples Financial Services Corp.	592	21,223
	People’s United Financial, Inc.	37,903	404,425
	Pinnacle Financial Partners, Inc.	2,884	132,058
	Popular, Inc.	9,458	399,128
	Preferred Bank	1,000	33,830
	ProAssurance Corp.	2,900	44,747
	Prosperity Bancshares, Inc.	9,076	500,178
	Provident Financial Services, Inc.	5,511	74,784
	QCR Holdings, Inc.	1,900	58,957
	RBB Bancorp	1,856	23,701
#	Red River Bancshares, Inc.	588	26,701
*	Regional Management Corp.	1,330	27,026

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Reinsurance Group of America, Inc.	2,546	$257,197
	Reliant Bancorp, Inc.	1,025	17,271
	Renasant Corp.	5,140	146,541
	Republic Bancorp, Inc., Class A	873	29,097
	S&T Bancorp, Inc.	3,283	64,971
	Safety Insurance Group, Inc.	200	14,000
	Sandy Spring Bancorp, Inc.	2,368	60,029
	Santander Consumer USA Holdings, Inc.	16,035	326,152
*	Seacoast Banking Corp. of Florida	3,958	85,018
	Sierra Bancorp	1,400	27,776
	Simmons First National Corp., Class A	4,132	70,203
*	Southern First Bancshares, Inc.	900	24,156
	Southern National Bancorp of Virginia, Inc.	2,535	24,488
	Southside Bancshares, Inc.	2,785	75,084
	State Auto Financial Corp.	2,800	34,552
	Sterling Bancorp	16,253	217,465
	Stewart Information Services Corp.	1,999	84,738
	Stifel Financial Corp.	6,221	363,680
	Synovus Financial Corp.	7,172	186,472
	TCF Financial Corp.	7,661	208,456
	Territorial Bancorp, Inc.	1,139	24,158
*	Texas Capital Bancshares, Inc.	1,113	50,085
*	Third Point Reinsurance, Ltd.	8,482	65,990
	Tompkins Financial Corp.	1,260	70,547
	Towne Bank	6,073	110,407
	TriCo Bancshares	2,260	65,382
*	TriState Capital Holdings, Inc.	2,800	35,252
*	Triumph Bancorp, Inc.	2,265	95,424
	TrustCo Bank Corp. NY	8,634	47,444
	Trustmark Corp.	5,804	135,756
	UMB Financial Corp.	2,941	179,019
	Umpqua Holdings Corp.	18,405	231,167
	United Bankshares, Inc.	11,731	307,704
	United Community Banks, Inc.	6,400	134,016
	United Fire Group, Inc.	2,094	43,011
	United Insurance Holdings Corp.	3,336	14,645
	Universal Insurance Holdings, Inc.	2,700	33,669
	Univest Financial Corp.	2,700	42,822
	Unum Group	20,004	353,271
	Valley National Bancorp	34,045	260,104
	Veritex Holdings, Inc.	4,200	82,866
	Voya Financial, Inc.	11,258	539,596
#	Waddell & Reed Financial, Inc., Class A	2,853	43,794
	Washington Federal, Inc.	6,382	135,873
	Washington Trust Bancorp, Inc.	1,443	48,730
	Waterstone Financial, Inc.	1,300	21,944
	Webster Financial Corp.	2,576	82,973
	WesBanco, Inc.	5,607	136,194
	West BanCorp, Inc.	1,689	28,020
	Western Alliance Bancorp	5,337	219,884
	White Mountains Insurance Group, Ltd.	265	240,707
	Wintrust Financial Corp.	2,197	108,158
# *	World Acceptance Corp.	255	21,417
	WSFS Financial Corp.	4,237	134,271
	Zions Bancorp NA	16,059	518,224

TOTAL FINANCIALS			26,393,998

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
HEALTH CARE — (6.2%)
*	Acadia Healthcare Co., Inc.	9,144	$325,984
*	Addus HomeCare Corp.	300	29,271
*	Allscripts Healthcare Solutions, Inc.	25,633	258,381
*	AMAG Pharmaceuticals, Inc.	3,141	43,095
*	Amphastar Pharmaceuticals, Inc.	7,558	148,061
*	AnaptysBio, Inc.	1,772	52,203
*	AngioDynamics, Inc.	5,754	59,496
*	ANI Pharmaceuticals, Inc.	1,000	25,490
*	Anika Therapeutics, Inc.	2,137	69,709
*	Aptinyx, Inc.	3,200	9,376
*	Avanos Medical, Inc.	5,954	210,474
*	Brookdale Senior Living, Inc.	13,000	38,220
	Computer Programs and Systems, Inc.	1,366	38,098
*	Covetrus, Inc.	3,586	88,538
*	Cross Country Healthcare, Inc.	3,300	25,905
*	CryoLife, Inc.	1,635	27,403
*	Eagle Pharmaceuticals, Inc.	541	25,167
*	Enanta Pharmaceuticals, Inc.	856	37,347
	Envista Holdings Corp.	15,966	421,822
*	Evolent Health, Inc., Class A	8,438	83,874
*	Five Prime Therapeutics, Inc.	4,900	22,344
*	GlycoMimetics, Inc.	6,500	18,200
*	HealthStream, Inc.	2,700	49,410
*	HMS Holdings Corp.	3,345	89,044
*	Innoviva, Inc.	3,719	40,202
*	Inogen, Inc.	2,350	68,644
*	Integer Holdings Corp.	3,470	202,821
	Invacare Corp.	2,657	21,548
*	Jounce Therapeutics, Inc.	2,527	21,025
# *	Lannett Co., Inc.	4,008	25,771
*	Lantheus Holdings, Inc.	2,311	25,097
*	LENSAR, Inc.	858	8,374
	Luminex Corp.	2,803	61,778
*	Magellan Health, Inc.	664	47,987
*	MEDNAX, Inc.	6,257	79,777
*	Merit Medical Systems, Inc.	3,157	158,008
*	Mylan NV	5,298	77,033
*	Myriad Genetics, Inc.	4,933	61,317
	National HealthCare Corp.	1,499	94,887
*	Natus Medical, Inc.	2,539	46,235
*	NextGen Healthcare, Inc.	4,815	65,484
*	NuVasive, Inc.	584	25,947
# *	Option Care Health, Inc.	3,776	50,334
*	OraSure Technologies, Inc.	3,825	57,146
*	Orthofix Medical, Inc.	1,806	56,456
	Owens & Minor, Inc.	6,200	155,744
	Patterson Cos., Inc.	4,466	111,092
*	PDL BioPharma, Inc.	11,311	24,319
	Perrigo Co. P.L.C.	8,666	380,177
	Premier, Inc., Class A	6,581	215,396
*	Prestige Consumer Healthcare, Inc.	5,713	188,700
*	Select Medical Holdings Corp.	10,054	210,933
*	Supernus Pharmaceuticals, Inc.	6,479	118,954
*	Taro Pharmaceutical Industries, Ltd.	400	23,452
*	Triple-S Management Corp., Class B	2,366	43,818
*	United Therapeutics Corp.	4,159	558,263
	Universal Health Services, Inc., Class B	349	38,233

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Vanda Pharmaceuticals, Inc.	4,600	$49,174
*	Varex Imaging Corp.	1,366	18,304

TOTAL HEALTH CARE			5,629,342

INDUSTRIALS — (22.1%)
	AAR Corp.	2,326	45,264
	ABM Industries, Inc.	5,346	185,613
*	Acacia Research Corp.	2,700	8,505
	ACCO Brands Corp.	8,200	43,214
	Acuity Brands, Inc.	2,160	192,542
	ADT, Inc.	31,636	208,481
*	Aegion Corp.	2,700	38,097
	AGCO Corp.	6,426	494,995
	Air Lease Corp.	11,002	299,694
	Alamo Group, Inc.	1,926	231,756
	Albany International Corp., Class A	1,103	56,187
	Allied Motion Technologies, Inc.	300	11,334
	Altra Industrial Motion Corp.	6,790	290,340
	AMERCO	1,672	580,452
*	American Woodmark Corp.	2,389	197,355
* Ω	API Group Corp.	1,432	20,606
	Apogee Enterprises, Inc.	3,819	91,236
	ArcBest Corp.	2,098	64,031
	Arcosa, Inc.	3,322	153,377
*	ASGN, Inc.	5,587	372,541
	Astec Industries, Inc.	3,704	188,163
*	Astronics Corp.	2,100	13,440
	AZZ, Inc.	1,787	60,025
	Barnes Group, Inc.	2,444	89,695
	Barrett Business Services, Inc.	644	38,157
*	Beacon Roofing Supply, Inc.	8,461	259,753
*	BMC Stock Holdings, Inc.	6,534	258,681
	Brady Corp., Class A	537	20,256
*	BrightView Holdings, Inc.	9,662	118,166
	CAI International, Inc.	2,100	55,335
	Carlisle Cos., Inc.	1,140	141,212
*	CBIZ, Inc.	5,797	131,418
*	CECO Environmental Corp.	4,496	31,832
*	Chart Industries, Inc.	3,033	256,137
*	CIRCOR International, Inc.	1,900	53,010
*	Colfax Corp.	11,005	299,226
	Columbus McKinnon Corp.	2,011	68,153
	Comfort Systems USA, Inc.	867	39,709
*	Construction Partners, Inc., Class A	2,768	56,412
	CRA International, Inc.	300	12,285
	Cubic Corp.	2,641	156,110
	Curtiss-Wright Corp.	3,086	260,335
*	Ducommun, Inc.	1,300	42,770
*	DXP Enterprises, Inc.	1,700	26,588
*	Dycom Industries, Inc.	2,669	173,325
*	Echo Global Logistics, Inc.	2,544	68,612
	EMCOR Group, Inc.	4,763	324,789
	Encore Wire Corp.	1,932	89,278
	Ennis, Inc.	2,000	30,480
	EnPro Industries, Inc.	1,928	113,791
	ESCO Technologies, Inc.	2,197	183,867

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Flowserve Corp.	8,910	$259,459
	Forward Air Corp.	2,300	144,831
*	FTI Consulting, Inc.	499	49,132
*	Gates Industrial Corp. P.L.C.	10,744	119,258
	GATX Corp.	3,277	223,754
*	Gibraltar Industries, Inc.	2,246	129,033
*	GMS, Inc.	3,500	79,100
	Gorman-Rupp Co. (The)	700	21,735
	Granite Construction, Inc.	3,892	75,155
*	Great Lakes Dredge & Dock Corp.	6,188	63,922
	Greenbrier Cos., Inc. (The)	2,400	64,752
	Griffon Corp.	2,572	55,144
	H&E Equipment Services, Inc.	613	12,898
*	Harsco Corp.	5,921	76,381
	Heartland Express, Inc.	3,812	69,798
	Heidrick & Struggles International, Inc.	1,768	40,399
	Helios Technologies, Inc.	2,707	113,261
*	Herc Holdings, Inc.	2,187	97,015
	Herman Miller, Inc.	4,412	134,434
	Hexcel Corp.	4,249	142,257
	Hillenbrand, Inc.	3,000	87,750
	HNI Corp.	3,597	117,082
*	Hub Group, Inc., Class A	2,829	141,818
*	Huron Consulting Group, Inc.	1,718	65,043
	Hyster-Yale Materials Handling, Inc.	1,000	42,400
	ICF International, Inc.	1,590	103,970
	Insteel Industries, Inc.	1,842	40,082
	Interface, Inc.	3,600	22,068
	ITT, Inc.	2,659	160,896
*	JELD-WEN Holding, Inc.	7,541	158,587
	Kaman Corp.	2,077	82,374
	KAR Auction Services, Inc.	11,738	170,905
	Kelly Services, Inc., Class A	2,500	43,450
	Kennametal, Inc.	2,990	92,690
	Kimball International, Inc., Class B	3,120	32,136
	Knight-Swift Transportation Holdings, Inc.	6,094	231,511
	Knoll, Inc.	4,200	48,132
	Korn Ferry	4,471	134,979
*	Lawson Products, Inc.	740	30,495
	LSI Industries, Inc.	1,900	12,996
*	Lydall, Inc.	1,810	35,820
	Macquarie Infrastructure Corp.	8,239	212,566
*	Manitowoc Co., Inc. (The)	4,862	36,611
	ManpowerGroup, Inc.	3,595	243,993
	Marten Transport, Ltd.	6,939	106,479
*	MasTec, Inc.	5,640	279,970
	Matthews International Corp., Class A	2,800	61,124
	Maxar Technologies, Inc.	3,776	97,308
	McGrath RentCorp.	900	51,372
*	Middleby Corp. (The)	4,321	430,112
	Miller Industries, Inc.	748	22,395
	Moog, Inc., Class A	2,499	155,913
*	MRC Global, Inc.	7,441	31,699
	MSC Industrial Direct Co., Inc., Class A	623	43,398
	Mueller Industries, Inc.	4,787	138,488
	Mueller Water Products, Inc., Class A	12,972	134,390
*	MYR Group, Inc.	1,390	59,423

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Nielsen Holdings P.L.C.	10,184	$137,586
*	Northwest Pipe Co.	1,003	26,880
*	NOW, Inc.	10,257	41,746
*	NV5 Global, Inc.	1,102	61,800
	nVent Electric P.L.C.	16,017	289,107
	Oshkosh Corp.	5,984	403,082
	Park Aerospace Corp.	1,000	10,590
	Park-Ohio Holdings Corp.	1,200	23,688
*	PGT Innovations, Inc.	3,060	50,735
	Powell Industries, Inc.	1,186	28,025
	Primoris Services Corp.	4,530	85,481
	Quanex Building Products Corp.	3,007	54,727
	Quanta Services, Inc.	5,000	312,150
*	Radiant Logistics, Inc.	3,253	16,720
	Raven Industries, Inc.	900	19,728
*	Resideo Technologies, Inc.	11,555	116,474
	Resources Connection, Inc.	2,864	30,759
	REV Group, Inc.	4,521	35,490
	Rexnord Corp.	2,136	68,523
	Rush Enterprises, Inc., Class A	3,760	134,758
	Ryder System, Inc.	600	29,556
	Schneider National, Inc., Class B	9,474	208,996
*	Sensata Technologies Holding P.L.C.	13,925	608,662
	Snap-on, Inc.	4,226	665,722
*	SPX FLOW, Inc.	1,278	54,123
	Standex International Corp.	559	34,708
	Steelcase, Inc., Class A	7,300	76,212
*	Sterling Construction Co., Inc.	2,100	30,870
*	Team, Inc.	3,400	18,224
	Terex Corp.	5,202	128,437
*	Textainer Group Holdings, Ltd.	5,609	81,106
	Textron, Inc.	19,318	691,584
*	Thermon Group Holdings, Inc.	2,800	28,252
	Timken Co. (The)	7,255	433,123
	Titan International, Inc.	6,300	17,325
*	Titan Machinery, Inc.	1,600	23,984
*	TriMas Corp.	3,661	89,072
	Trinity Industries, Inc.	8,027	151,229
	Triton International, Ltd.	6,596	243,260
*	TrueBlue, Inc.	3,397	52,721
*	U.S. Xpress Enterprises, Inc., Class A	3,436	24,774
	UFP Industries, Inc.	6,173	308,094
	UniFirst Corp.	200	32,762
*	Univar Solutions, Inc.	17,481	290,010
	Universal Logistics Holdings, Inc.	1,545	30,483
	Valmont Industries, Inc.	253	35,913
*	Vectrus, Inc.	1,110	43,867
*	Veritiv Corp.	1,624	23,386
	VSE Corp.	1,100	31,856
	Wabash National Corp.	5,048	71,984
	Werner Enterprises, Inc.	1,295	49,236
*	Willdan Group, Inc.	1,100	28,787
*	WillScot Mobile Mini Holdings Corp.	3,064	56,929
	Woodward, Inc.	1,188	94,505
*	XPO Logistics, Inc.	1,147	103,230

TOTAL INDUSTRIALS			20,019,804

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (10.0%)
	ADTRAN, Inc.	6,458	$69,036
	Alliance Data Systems Corp.	1,738	89,576
*	Alpha & Omega Semiconductor, Ltd.	2,593	41,125
	Amdocs, Ltd.	6,974	393,194
*	Amkor Technology, Inc.	28,323	335,628
*	Arlo Technologies, Inc.	5,911	26,363
*	Arrow Electronics, Inc.	7,485	583,007
*	Aviat Networks, Inc.	900	16,659
	Avnet, Inc.	1,669	41,174
*	Axcelis Technologies, Inc.	3,674	81,085
*	AXT, Inc.	4,947	29,435
	Benchmark Electronics, Inc.	5,600	116,648
*	CACI International, Inc., Class A	2,640	550,519
	Cass Information Systems, Inc.	1,356	53,182
# *	Cerence, Inc.	1,409	76,903
*	Ciena Corp.	1,061	41,793
*	Coherent, Inc.	100	12,514
	Cohu, Inc.	3,517	76,424
	Comtech Telecommunications Corp.	1,361	19,598
*	Conduent, Inc.	10,200	35,547
	CTS Corp.	2,400	66,336
	Daktronics, Inc.	4,340	16,926
*	Digi International, Inc.	2,654	39,093
*	Diodes, Inc.	1,085	62,746
	DXC Technology Co.	13,593	250,383
#	Ebix, Inc.	2,541	45,890
*	EchoStar Corp., Class A	2,992	69,295
*	ePlus, Inc.	1,141	77,029
*	Fabrinet	2,130	127,843
*	First Solar, Inc.	8,932	777,486
*	Flex, Ltd.	51,247	725,145
	Hackett Group, Inc. (The)	1,600	20,672
*	Harmonic, Inc.	7,384	43,861
*	Ichor Holdings, Ltd.	2,312	53,777
*	Insight Enterprises, Inc.	2,900	154,715
	InterDigital, Inc.	2,595	145,268
# *	j2 Global, Inc.	3,269	221,900
	Jabil, Inc.	3,052	101,143
*	Kimball Electronics, Inc.	2,368	28,700
*	Knowles Corp.	8,321	118,574
	Kulicke & Soffa Industries, Inc.	5,200	135,928
*	KVH Industries, Inc.	1,290	11,210
	ManTech International Corp., Class A	489	31,726
	Methode Electronics, Inc.	2,264	69,663
	MTS Systems Corp.	1,256	30,496
*	NCR Corp.	3,692	75,021
*	NeoPhotonics Corp.	4,900	33,369
*	NETGEAR, Inc.	2,600	80,132
*	Netscout Systems, Inc.	6,500	133,380
*	ON Semiconductor Corp.	9,558	239,810
*	Onto Innovation, Inc.	3,300	105,831
*	OSI Systems, Inc.	812	62,654
	PC Connection, Inc.	2,203	100,347
*	Plexus Corp.	2,463	171,277
*	Ribbon Communications, Inc.	11,907	51,319
*	Rogers Corp.	992	120,250
*	Sanmina Corp.	6,202	151,577

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ScanSource, Inc.	1,866	$37,507
*	SecureWorks Corp., Class A	900	9,360
*	SMART Global Holdings, Inc.	1,888	49,824
*	Smith Micro Software, Inc.	2,800	11,536
*	StarTek, Inc.	2,568	13,482
*	Super Micro Computer, Inc.	4,379	99,491
*	Sykes Enterprises, Inc.	2,100	71,904
	SYNNEX Corp.	4,942	650,565
*	Telenav, Inc.	7,051	28,698
*	TTM Technologies, Inc.	9,659	114,652
*	Ultra Clean Holdings, Inc.	1,988	42,325
*	Veeco Instruments, Inc.	2,700	34,371
*	Verint Systems, Inc.	300	14,556
*	ViaSat, Inc.	3,553	120,447
*	Virtusa Corp.	539	27,112
	Vishay Intertechnology, Inc.	11,172	181,210
*	Vishay Precision Group, Inc.	1,180	28,190
	Xerox Holdings Corp.	5,099	88,621
*	Zix Corp.	3,535	21,670

TOTAL INFORMATION TECHNOLOGY			9,085,703

MATERIALS — (6.2%)
*	AdvanSix, Inc.	3,167	48,202
	American Vanguard Corp.	4,100	52,972
	Ashland Global Holdings, Inc.	1,777	123,981
	Boise Cascade Co.	3,706	142,236
	Caledonia Mining Corp., P.L.C.	800	13,064
*	Clearwater Paper Corp.	1,580	58,697
	Domtar Corp.	4,595	109,729
*	Element Solutions, Inc.	21,124	247,573
*	Ferro Corp.	1,100	14,146
	Glatfelter Corp.	4,160	59,363
	Graphic Packaging Holding Co.	6,116	81,282
	Greif, Inc., Class A	2,231	90,556
	Greif, Inc., Class B	1,321	57,133
	Hawkins, Inc.	1,003	46,850
	Haynes International, Inc.	1,100	17,831
	HB Fuller Co.	4,348	196,747
	Hecla Mining Co.	35,594	163,021
	Huntsman Corp.	13,181	320,167
	Innospec, Inc.	2,373	156,950
*	Koppers Holdings, Inc.	500	11,215
*	Kraton Corp.	2,500	70,750
	Kronos Worldwide, Inc.	5,844	77,842
# *	Livent Corp.	12,321	132,451
	Materion Corp.	1,700	87,023
	Mercer International, Inc.	4,342	27,311
	Minerals Technologies, Inc.	2,236	122,287
	Neenah, Inc.	1,418	53,359
*	PQ Group Holdings, Inc.	4,933	57,026
*	Rayonier Advanced Materials, Inc.	6,900	23,667
	Reliance Steel & Aluminum Co.	5,507	600,208
*	Resolute Forest Products, Inc.	5,311	24,378
*	Ryerson Holding Corp.	3,158	24,853
	Schnitzer Steel Industries, Inc., Class A	2,606	54,726
	Sensient Technologies Corp.	786	51,428

SCHEDULE OF INVESTMENTS

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Steel Dynamics, Inc.	18,542	$583,702
	Stepan Co.	635	73,939
	Tecnoglass, Inc.	2,164	9,760
	Trinseo SA	1,381	43,943
*	UFP Technologies, Inc.	718	26,609
*	US Concrete, Inc.	874	29,681
	Westlake Chemical Corp.	7,321	495,046
	WestRock Co.	18,616	699,031
	Worthington Industries, Inc.	4,605	226,612

TOTAL MATERIALS			5,607,347

REAL ESTATE — (1.7%)
*	BBX Capital, Inc.	1,472	5,078
	CTO Realty Growth, Inc.	523	23,080
# *	Cushman & Wakefield P.L.C.	3,500	41,020
*	Five Point Holdings LLC, Class A	5,774	24,193
*	Forestar Group, Inc.	4,397	73,166
*	FRP Holdings, Inc.	1,100	44,506
*	Howard Hughes Corp. (The)	2,775	172,577
	Jones Lang LaSalle, Inc.	4,359	491,957
	Kennedy-Wilson Holdings, Inc.	6,346	83,640
*	Marcus & Millichap, Inc.	3,813	119,080
	Newmark Group, Inc., Class A	15,300	72,446
	RE/MAX Holdings, Inc., Class A	2,141	69,240
# *	Realogy Holdings Corp.	10,545	117,682
*	St Joe Co. (The)	5,966	161,321
*	Tejon Ranch Co.	3,140	43,049

TOTAL REAL ESTATE			1,542,035

UTILITIES — (0.2%)
	Genie Energy, Ltd., Class B	1,300	10,777
#	Ormat Technologies, Inc.	2,654	188,089

TOTAL UTILITIES			198,866

TOTAL COMMON STOCKS			89,493,555

PREFERRED STOCKS — (0.1%)

CONSUMER DISCRETIONARY — (0.1%)
	Qurate Retail, Inc.	542	53,019

TOTAL INVESTMENT SECURITIES (Cost $82,315,761)			89,546,574

SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	85,493	989,234

TOTAL INVESTMENTS — (100.0%) (Cost $83,305,029)			$90,535,808

SCHEDULE OF INVESTMENTS

CONTINUED

P.L.C.	Public Limited Company
SA	Special Assessment

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of October 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,645,593	—	—	$2,645,593
Consumer Discretionary	13,118,231	—	—	13,118,231
Consumer Staples	3,328,976	—	—	3,328,976
Energy	1,923,660	—	—	1,923,660
Financials	26,393,998	—	—	26,393,998
Health Care	5,629,342	—	—	5,629,342
Industrials	20,019,804	—	—	20,019,804
Information Technology	9,085,703	—	—	9,085,703
Materials	5,607,347	—	—	5,607,347
Real Estate	1,542,035	—	—	1,542,035
Utilities	198,866	—	—	198,866
Preferred Stocks
Consumer Discretionary	53,019	—	—	53,019
Securities Lending Collateral	—	$989,234	—	989,234

TOTAL	$89,546,574	$989,234	—	$90,535,808

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the forty-two portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of each of the portfolios listed in the table below (forty-two of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights

U.S. Large Cap Equity Portfolio

U.S. Targeted Value Portfolio

U.S. Small Cap Value Portfolio

U.S. Core Equity 1 Portfolio

U.S. Core Equity 2 Portfolio

U.S. Vector Equity Portfolio

U.S. Small Cap Portfolio

U.S. Micro Cap Portfolio

DFA Real Estate Securities Portfolio

Large Cap International Portfolio

International Core Equity Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

World ex U.S. Core Equity Portfolio

Emerging Markets Core Equity Portfolio

U.S. Social Core Equity 2 Portfolio

U.S. Sustainability Core 1 Portfolio

International Sustainability Core 1 Portfolio

International Social Core Equity Portfolio

Emerging Markets Social Core Equity Portfolio

Tax-Managed U.S. Equity Portfolio

Tax-Managed U.S. Targeted Value Portfolio

Tax-Managed U.S. Small Cap Portfolio

T.A. U.S. Core Equity 2 Portfolio

Tax-Managed DFA International Value Portfolio

T.A. World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

U.S. Large Cap Growth Portfolio

U.S. Small Cap Growth Portfolio

International Large Cap Growth Portfolio

International Small Cap Growth Portfolio

	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For the years ended October 31, 2020, 2019, 2018, 2017 and 2016

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

U.S. High Relative Profitability Portfolio International High Relative Profitability Portfolio Emerging Markets Sustainability Core 1 Portfolio	For the year ended October 31, 2020	For the years ended October 31, 2020 and 2019	For each of the periods indicated therein
Emerging Markets Targeted Value Portfolio	For the year ended October 31, 2020	For the year ended October 31, 2020 and the period from November 14, 2018 (commencement of operations) to October 31, 2019
U.S. Sustainability Targeted Value Portfolio	For the period June 7, 2020 (commencement of operations) to October 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series (ten of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of October 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the five years in the period ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

December 18, 2020

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 6, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	January 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	January 6, 2021

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date:	January 6, 2021

By:	/s/ Lisa M. Dallmer
Lisa M. Dallmer
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date:	January 6, 2021